[redacted]

12028224

UNITED STATES
Securities and Exchange Commission
Washington, D.C. 20549

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FORM SE

FORM FOR SUBMISSION OF PAPER FORMAT EXHIBITS BY EDGAR ELECTRONIC FILERS

Bolivarian Republic of Venezuela
Exact name of registrant as specified in charter

0000103198
Registrant CIK Number

Exhibit C to Form 18-K for fiscal year ended December 31, 2011
Electronic report, schedule or registration statement of which the documents are a part (give period of report)

N/A
SEC file number, if available

S-____________________
(Series identifier(s) and name(s), if applicable; add more lines as needed)

C-____________________
(Class (contract) identifier(s) and name(s), if applicable; add more lines as needed)

Fiscal year ended December 31, 2011
Report period (if applicable)

____
Name of Person Filing the Document (If other than the Registrant)

Identify the provision of Regulation S-T (§232 of this chapter) under which this exhibit is being filed in paper (check only one):

______ Rule 201 (Temporary Hardship Exemption)

______ Rule 202 (Continuing Hardship Exemption)

__X__ Rule 311 (Permitted Paper Exhibit)

SIGNATURES

The Registrant has duly caused this form to be signed on its behalf by the undersigned, thereunto duly authorized, in the Caracas, Venezuela, on October 1, 2012.

BOLIVARIAN REPUBLIC OF VENEZUELA

By: ____________________

Beatriz H. Bolivar F.
Head of the National Public Credit Office of the Ministry of Popular Power for Planning and Finance of the Bolivarian Republic of Venezuela

OMB APPROVAL
OMB Number: 3235-0327
Expires: June 30, 2015
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UNITED STATES
Securities and Exchange Commission
Washington, D.C. 20549

FORM SE

FORM FOR SUBMISSION OF PAPER FORMAT EXHIBITS BY EDGAR ELECTRONIC FILERS

Bolivarian Republic of Venezuela
Exact name of registrant as specified in charter

0000103198
Registrant CIK Number

Exhibit C to Form 18-K for fiscal year ended December 31, 2011
Electronic report, schedule or registration statement of which the documents are a part (give period of report)

N/A
SEC file number, if available

S-__________
(Series identifier(s) and name(s), if applicable; add more lines as needed)

C-__________
(Class (contract) identifier(s) and name(s), if applicable; add more lines as needed)

Fiscal year ended December 31, 2011
Report period (if applicable)

____
Name of Person Filing the Document (If other than the Registrant)

Identify the provision of Regulation S-T (§232 of this chapter) under which this exhibit is being filed in paper (check only one):

_____ Rule 201 (Temporary Hardship Exemption)

_____ Rule 202 (Continuing Hardship Exemption)

__X__ Rule 311 (Permitted Paper Exhibit)

SIGNATURES

The Registrant has duly caused this form to be signed on its behalf by the undersigned, thereunto duly authorized, in the Caracas, Venezuela, on October 1, 2012.

BOLIVARIAN REPUBLIC OF VENEZUELA

By: [signature]
Beatriz H. Bolívar F.
Head of the National Public Credit Office of the Ministry of Popular Power for Planning and Finance of the Bolivarian Republic of Venezuela

EXPLANATORY NOTE

The sole purpose of this submission on Form SE is to file with the Securities and Exchange Commission Exhibit C to the Bolivarian Republic of Venezuela's Annual Report on Form 18-K for the year ended December 31, 2011 pursuant to Rule 306(c) of Regulation S-T under the Securities Act of 1933, as amended.

EXHIBIT INDEX

Exhibit

C. Copy of the 2012 Annual Budget of the Bolivarian Republic of Venezuela (in Spanish).

EXHIBIT C

REPÚBLICA BOLIVARIANA DE VENEZUELA



LEY ESPECIAL DE ENDEUDAMIENTO ANUAL PARA EL EJERCICIO FISCAL 2012

GACETA OFICIAL
DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

AÑO CXXXIX — MES III   Caracas, lunes 19 de diciembre de 2011   Nº 6.064 Extraordinario

SUMARIO

ASAMBLEA NACIONAL

LA ASAMBLEA NACIONAL
DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

Decreta

la siguiente

LEY ESPECIAL DE ENDEUDAMIENTO ANUAL PARA EL EJERCICIO FISCAL 2012

Artículo 1. La presente Ley tiene como objeto definir el límite máximo del monto de endeudamiento en bolívares que la República podrá contraer mediante la celebración de operaciones de crédito público y los criterios esenciales para su aplicación, definidas en el artículo 77 de la Ley Orgánica de la Administración Financiera del Sector Público, durante el Ejercicio Fiscal 2012, según la siguiente relación:

CONCEPTO	CONTRATACIÓN de Operaciones de Crédito Público (Bolívares)
Proyectos a ser ejecutados por intermediación de los órganos o entes que conforman el Sector Público. (Artículo 2 de la presente Ley)	41.076.906.841
Gestión Fiscal (Artículo 5 de la presente Ley)	20.000.000.000
Servicio de la Deuda Pública Externa e Interna (Artículo 7 de la presente Ley)	25.820.049.409
TOTAL	**86.896.956.250**

CONCEPTO	DESEMBOLSOS de Operaciones de Crédito Público (Bolívares)
Proyectos a ser ejecutados por intermediación de los órganos o entes que conforman el Sector Público. (Artículo 4 de la presente Ley)	18.707.000.000
Gestión Fiscal (Artículo 5 de la presente Ley)	20.000.000.000
Servicio de la Deuda Pública Externa e Interna (Artículo 7 de la presente Ley)	25.820.049.409
TOTAL	**64.527.049.409**

Contratación para proyectos financiados con endeudamiento en el Ejercicio Fiscal 2012

Artículo 2. Se autoriza al Ejecutivo Nacional, a través del Ministerio del Poder Popular de Planificación y Finanzas para que, durante el Ejercicio Fiscal 2012, ejecute la contratación de operaciones de crédito publico, destinadas al financiamiento de proyectos, ejecutados por intermediación de los órganos o entes que conforman el Sector Público indicados en la presente Ley, de conformidad con sus disposiciones, hasta por la cantidad de **CUARENTA Y UN MIL SETENTA Y SEIS MILLONES NOVECIENTOS SEIS MIL OCHOCIENTOS CUARENTA Y UN BOLÍVARES (Bs. 41.076.906.841)** o su equivalente en divisas al tipo de cambio oficial, de acuerdo con las reglas de registro establecidas en el artículo 16 de la presente Ley, según el siguiente detalle:

MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE			
Código Nueva Etapa	**Organismo Ejecutor**	**Denominación del Proyecto**	**Contratación en Bolívares**
107249	SAMARN	Manejo Sustentable de los Recursos Naturales en la Cuenca del Río Caroní	4.837.500
50098	SAMARN	Proyecto Nacional de Gestión y Conservación Ambiental	30.765.863
107986	SAMARN	Fortalecimiento de Capacidades Nacionales para el Manejo y Disposición Final de los Residuos y Desechos Sólidos	76.205.263
50929	HIDROVEN	Agua Potable y Saneamiento en Zonas Urbanas y Rurales	23.241.702
106856	HIDROVEN	Racionalización de los Consumos de Agua Potable y Saneamiento en Zonas Urbanas y Rurales	16.008.000
114451	SAMARN	Rehabilitación de las infraestructuras, adaptación de los sistemas de alivio al cambio climático y optimización de embalses	645.000.000
110855	HIDROVEN	Saneamiento y Desarrollo Integral de la Cuenca del Río Tuy	2.770.305.994
110845	YACAMBU QUIBOR	Obras de Regulación y Trasvase, Desarrollo Agrícola del Valle de Quibor y Conservación de la Cuenca del Río Yacambú	846.831.263
111601	HIDROVEN	Atención Acueductos Rurales y Poblaciones Menores - Fase II	29.130.674
111691	HIDROVEN	Rehabilitación y Optimización de las Plantas Mayores de Potabilización de Agua en Venezuela	1.178.200.000
115082	SAMARN	Plan de drenaje, control de inundaciones y manejo integral de las cuencas tributarias al Sur del Lago de Maracaibo	645.000.000
114522	HIDROVEN	Optimización de la Gestión de la Calidad del Agua en poblaciones Mayores a cinco mil habitantes	434.300.000
116383	SAMARN	Saneamiento del Río Guaire (Fase III)	1.290.000.000

116376	HIDROVEN	Racionalización de los consumos de Agua Potable y Saneamiento en zonas urbanas y rurales FASE II	430.000.000
TOTAL			8.419.826.259

MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES			
Código Nueva Etapa	Organismo Ejecutor	Denominación del Proyecto	Contratación en Bolívares
36998	C.A. Metro Los Teques	Línea 2. El Tambor - San Antonio de los Altos sistema Metro Los Teques (Equipamiento)	2.269.745.127
37766	Instituto de Ferrocarriles del Estado (IFE)	Sistema Ferroviario Central "Ezequiel Zamora", Tramo Puerto Cabello-La Encrucijada	1.372.404.030
99643	C.A. Metro de Caracas	Rehabilitación de la Línea I del Metro de Caracas	1.196.383.105
8621	C.A. Metro de Valencia	Construcción de la Línea 2 del Metro de Valencia	523.689.295
31197	C.A. Metro de Caracas	Inversiones Operativas	688.000.000
100309	C.A. Metro de Caracas	Transporte Superficial de la C.A. Metro de Caracas.	86.000.000
112797	Instituto de Ferrocarriles del Estado (IFE)	Adquisición de Material Rodante y Ampliación de los Patios de Estacionamientos de la Línea Caracas- Cúa	950.300.000
35280	C.A. Metro de Caracas	Línea 5. Tramo Plaza Venezuela - Miranda II	302.558.372
116377	Dirección General de Vialidad (Ministerio del Poder Popular para Transporte y Comunicaciones)	Prolongación de la Avenida Boyacá (Cota Mil) hasta el Distribuidor Macayapa y Construcción de Viaducto Tacagua	2.269.745.127
TOTAL			9.658.825.056

MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA			
Código Nueva Etapa	Organismo Ejecutor	Denominación del Proyecto	Contratación en Bolívares
115553	CORPOELEC	Rehabilitación de las Unidades 1 a 6 de la Casa de Máquinas 1 de la Central Hidroeléctrica Simón Bolívar (Guri)	1.887.074.301
115372	CORPOELEC	Planta Termozulia III	1.136.200.000
115433	CORPOELEC	Construcción de Subestaciones Encapsuladas en SF6 en la Zona Urbana de Maracaibo.	331.999.999
115416	CORPOELEC	Central Hidroeléctrica Tocoma	2.578.954.560
115416	CORPOELEC	Construcción del Desarrollo Uribante Caparo - Central Fabricio Ojeda Fase II	3.440.000.000
TOTAL			9.374.228.860

MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS			
Código Nueva Etapa	Organismo Ejecutor	Denominación del Proyecto	Contratación en Bolívares
25836	CIARA	Desarrollo sostenible para las Zonas Semiáridas de los estados Lara y Falcón, Segunda Fase (PROSALAFA II)	17.691.723
113345	INDER	Sistema de Riego Valle de Quibor	349.075.793
TOTAL			366.767.516

MINISTERIO DEL PODER POPULAR PARA LAS INDUSTRIAS BÁSICAS Y MINERÍA			
Código Nueva Etapa	Organismo Ejecutor	Denominación del Proyecto	Contratación en Bolívares
37659	EPS Siderúrgica Nacional C.A	Diseño, Construcción y Operación de un Complejo Siderúrgico	3.719.500.000
TOTAL			3.719.500.000

MINISTERIO DEL PODER POPULAR PARA LA DEFENSA			
Código Nueva Etapa	Organismo Ejecutor	Denominación del Proyecto	Contratación en Bolívares
116382	DEFENSA	Inversión Militar de la Fuerza Armada Nacional Bolivariana	8.600.000.000
TOTAL			8.600.000.000

MINISTERIO DEL PODER POPULAR PARA LA SALUD			
Código Nueva Etapa	Organismo Ejecutor	Denominación del Proyecto	Contratación en Bolívares
110600	Ministerio del Poder Popular Para la Salud	Apoyo a las Poblaciones Warao del Delta del Orinoco	3.248.062
TOTAL			3.248.062

MINISTERIO DEL PODER POPULAR PARA EL DESPACHO DE LA PRESIDENCIA			
Código Nueva Etapa	**Organismo Ejecutor**	**Denominación del Proyecto**	**Contratación en Bolívares**
31276	INE	Fortalecimiento del Instituto Nacional de Estadística (INE) como ente rector del Sistema Estadístico Nacional (SEN)	28.640.821
112111	FUNDA MUSICAL BOLIVAR	Complejo de Acción Social por la Música Simón Bolívar	905.870.267
TOTAL			**934.511.088**

TOTAL GENERAL DE PROYECTOS EJECUTADOS POR INTERMEDIACIÓN DE LOS ORGÁNOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL	**41.076.906.841**

Procesos asociados a la contratación de proyectos con endeudamiento en el Ejercicio Fiscal 2012

Artículo 3. La contratación que se derive del artículo anterior, será solicitada por los órganos o entes ejecutores al Ejecutivo Nacional, a través del Ministerio del Poder Popular de Planificación y Finanzas, mediante la solicitud de operación de crédito público junto con los recaudos indicados a este efecto de acuerdo a lo contemplado en la presente Ley, en la Ley Orgánica de la Administración Financiera del Sector Público y sus Reglamentos.

La solicitud de operaciones de crédito público deberá ser entregada por los órganos o entes ejecutores hasta el 30 de junio de 2012, inclusive. Transcurrido ese plazo el Ejecutivo Nacional no recibirá nuevas solicitudes para la contratación de operaciones de crédito público.

Si la contratación se celebra mediante contratos de financiamiento bajo la autorización conferida en esta Ley, contemplando el uso del financiamiento en ejercicios fiscales subsiguientes, la República por órgano del Ministerio del Poder Popular de Planificación y Finanzas, conforme a los artículos 77 y 85 de la Ley Orgánica de la Administración Financiera del Sector Público, incluirá en las sucesivas leyes de presupuesto y en las leyes especiales de endeudamiento anual, las asignaciones presupuestarias y la autorización para los desembolsos que se consideren oportunos y que garanticen el adecuado uso del financiamiento, de acuerdo al cronograma de ejecución de los proyectos y a las condiciones de los contratos de financiamiento suscritos.

Para que un contrato de financiamiento sea suscrito en ocasión a la contratación descrita en esta Ley, se requerirá que los órganos o entes ejecutores consignen al Ejecutivo Nacional, por órgano del Ministerio del Poder Popular de Planificación y Finanzas a través de la Oficina Nacional de Crédito Público, previo a su suscripción, los respectivos contratos comerciales o civiles. Estos contratos comerciales o civiles, asociados a contratos de financiamiento en ocasión a la contratación descrita en esta Ley no podrán contener cláusulas que obliguen a la República al pago de intereses moratorios, primas de seguro de crédito, comisiones financieras o cualquier otro costo económico que no esté directamente relacionado con la ejecución física del proyecto.

Desembolso para proyectos financiados con endeudamiento en el Ejercicio Fiscal 2012

Artículo 4. Se autoriza al Ejecutivo Nacional, a través del Ministerio del Poder Popular de Planificación y Finanzas para que, durante el Ejercicio Fiscal 2012, ejecute el desembolso de operaciones de crédito público de acuerdo a las asignaciones presupuestarias descritas en la Ley de Presupuesto para el respectivo ejercicio fiscal y de conformidad con lo establecido en el artículo 83 de la Ley Orgánica de la Administración Financiera del Sector Público, hasta por la cantidad de **DIECIOCHO MIL SETECIENTOS SIETE MILLONES DE BOLÍVARES (Bs. 18.707.000.000,00)** o su equivalente en divisas al tipo de cambio oficial, de acuerdo a las reglas de registro establecidas en el artículo 16 de la presente Ley, destinadas al financiamiento de proyectos ejecutados por intermediación de los entes u órganos que conforman el Sector Público.

Contratación y desembolso para gestión fiscal financiada con endeudamiento en el Ejercicio Fiscal 2012

Artículo 5. Se autoriza al Ejecutivo Nacional, a través del Ministerio del Poder Popular de Planificación y Finanzas para que, durante el Ejercicio Fiscal 2012, ejecute la contratación y el desembolso de operaciones de crédito público, destinadas a la Gestión Fiscal del ejercicio económico financiero 2012, de acuerdo a las asignaciones presupuestarias descritas en la Ley de Presupuesto para el respectivo ejercicio fiscal y de conformidad con lo establecido en el artículo 83 de la Ley Orgánica de la Administración Financiera del Sector Público, hasta por la cantidad de **VEINTE MIL MILLONES DE BOLÍVARES (Bs. 20.000.000.000,00)** o su equivalente en divisas al tipo de cambio oficial, de acuerdo a las reglas de registro establecidas en el artículo 16 de la presente Ley.

Procesos asociados al desembolso de proyectos financiados con endeudamiento en el Ejercicio Fiscal 2012

Artículo 6. El desembolso que se derive del artículo 4 de la presente Ley, será solicitado por los órganos o entes ejecutores al Ejecutivo Nacional, por órgano del Ministerio del Poder Popular de Planificación y Finanzas, mediante la solicitud de operaciones de crédito público junto con los recaudos indicados a este efecto en dicha solicitud y de acuerdo a lo contemplado en la presente Ley, en la Ley Orgánica de la Administración Financiera del Sector Público y sus reglamentos.

La solicitud de operaciones de crédito público será entregada por los órganos o entes ejecutores hasta el 30 de junio de 2012, inclusive. Transcurrido ese límite el Ejecutivo Nacional no recibirá solicitudes para el desembolso de operaciones de crédito público.

Contratación y desembolso para el Servicio de la Deuda Pública en el Ejercicio Fiscal 2012

Artículo 7. Se autoriza al Ejecutivo Nacional, a través del Ministerio del Poder Popular de Planificación y Finanzas para que, durante el Ejercicio Fiscal 2012, ejecute la contratación y el desembolso de operaciones de crédito público de acuerdo a las asignaciones presupuestarias correspondientes en la Ley de Presupuesto para el Ejercicio Fiscal 2012 y de conformidad con lo establecido en el artículo 83 de la Ley Orgánica de la Administración Financiera del Sector Público, hasta por la cantidad de **VEINTICINCO MIL OCHOCIENTOS VEINTE MILLONES CUARENTA Y NUEVE MIL CUATROCIENTOS NUEVE BOLIVARES (Bs. 25.820.049.409,00)** o su equivalente en divisas al tipo de cambio oficial, de acuerdo a las reglas de registro establecidas en el artículo 16 de la presente Ley, destinadas al financiamiento del servicio de la deuda pública interna y externa, de conformidad con sus disposiciones.

Operaciones de refinanciamiento o reestructuración de la Deuda Pública Nacional

Artículo 8. Se autoriza al Ejecutivo Nacional, a través del Ministerio del Poder Popular de Planificación y Finanzas para que, durante el Ejercicio Fiscal 2012 ejecute la contratación de operaciones de crédito público, destinadas al refinanciamiento o reestructuración de la deuda pública, hasta por la cantidad de **DIECISIETE MIL CIENTO NOVENTA Y UN MILLONES OCHOCIENTOS DIECISEIS MIL NOVECIENTOS OCHENTA Y SEIS BOLÍVARES (Bs. 17.191.816.986,00)** o su equivalente en divisas al tipo de cambio oficial, de acuerdo a las reglas de registro establecidas en el artículo 16 de la presente Ley, de conformidad con lo establecido en los artículos 81 y 88 de la Ley Orgánica de la Administración Financiera del Sector Público.

Las aplicaciones de los recursos derivados de la ejecución de las operaciones de crédito público contempladas en este artículo, si las hubiere, serán administradas por la Oficina Nacional del Tesoro en coordinación con la Oficina Nacional de Crédito Público. A este efecto, los recursos obtenidos formarán parte del Tesoro Nacional como una provisión de fondos de carácter específico y permanente bajo las instrucciones del Jefe de la Oficina Nacional de Crédito Público, de acuerdo a lo contemplado en el artículo 113 de la Ley Orgánica de la Administración Financiera del Sector Público.

Una vez efectuada la operación de crédito público autorizada en este artículo, el Ejecutivo Nacional informará a la Comisión Permanente de Finanzas de la Asamblea Nacional, sobre el resultado parcial o total de la misma, conteniendo este informe entre otros aspectos: títulos de la deuda emitidos por la República sometidos a canje, conversión, recompra o rescate, así como la situación del saldo de la deuda y su servicio.

Autorización y gestiones del Ministerio del Poder Popular de Planificación y Finanzas para la contratación de las operaciones de crédito público

Artículo 9. Antes de celebrar la contratación de las operaciones de crédito público autorizadas en los artículos 2, 5, 7 y 8 de la presente Ley, el Ejecutivo

Nacional, a través del Ministerio del Poder Popular de Planificación y Finanzas, oirá la opinión del Banco Central de Venezuela, sobre el impacto monetario y las condiciones financieras de cada operación de acuerdo a lo contemplado en el artículo 86 de la Ley Orgánica de la Administración Financiera del Sector Público y en el Reglamento N° 2 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema de Crédito Público.

Igualmente, será necesaria, de conformidad con lo establecido en el artículo 80 de la Ley Orgánica de la Administración Financiera del Sector Público, la autorización de la Comisión Permanente de Finanzas de la Asamblea Nacional, la cual dispondrá de un plazo de diez días hábiles para su decisión, contados a partir de la fecha en que se dé cuenta de la solicitud en reunión ordinaria. Si transcurrido este lapso la Comisión Permanente de Finanzas de la Asamblea Nacional no se hubiere pronunciado, la solicitud en referencia se considerará aprobada.

Recursos derivados de la ejecución de operaciones de crédito público

Artículo 10. Los recursos derivados de la ejecución de operaciones de crédito público de los desembolsos de los artículos 4, 5 y 7 de la presente Ley, serán administrados por la Oficina Nacional del Tesoro en coordinación con la Oficina Nacional de Crédito Público.

Los recursos derivados de la ejecución de operaciones de crédito público que sean entregados a la República en numerario podrán ser invertidos y/o depositados en fideicomisos, cuentas remuneradas o cualquier otro tipo de instrumento financiero en los términos y condiciones que sean acordadas entre las Oficinas antes mencionadas; a través de cualquier institución financiera, incluyendo el Banco del Tesoro, con domicilio en el país o en el extranjero, de acuerdo con lo contemplado en la Ley Orgánica de la Administración Financiera del Sector Público.

Los recursos derivados de la ejecución de operaciones de crédito público podrán ser entregados a la República a través de la constitución de fideicomisos, cuentas remuneradas o cualquier otro tipo de instrumento financiero, en los términos y condiciones que sean acordadas entre la Oficina Nacional del Tesoro en coordinación con la Oficina Nacional de Crédito Público, de conformidad con lo establecido en la Ley Orgánica de la Administración Financiera del Sector Público y desde dichos vehículos o instrumentos financieros podrán ser ejecutados los desembolsos correspondientes a los artículos 4, 5 y 7 de la presente Ley.

Los recursos derivados de la ejecución de operaciones de crédito público que sean entregados a la República mediante la recepción de bienes y/o servicios por parte de los órganos o entes ejecutores, serán programados en el presupuesto por el órgano o ente ejecutor y registrados como desembolsos en la fecha de su recepción por parte de los órganos o entes ejecutores, requiriendo para ambos procesos de la autorización de la Oficina Nacional del Tesoro y de la Oficina Nacional de Presupuesto, en coordinación con la Oficina Nacional de Crédito Público.

Las divisas provenientes de la ejecución de operaciones de crédito público serán vendidas al Banco Central de Venezuela al tipo de cambio oficial correspondiente, salvo que el Ejecutivo Nacional, a través del Ministerio del Poder Popular de Planificación y Finanzas, ejecute los desembolsos en las divisas que hayan sido obtenidas en la fuente de financiamiento, de acuerdo a los términos establecidos en el presente artículo.

Los intereses, ganancias cambiarias y otros ingresos que puedan generarse en beneficio de la República por la suscripción de los contratos de financiamiento, serán administrados por la Oficina Nacional del Tesoro en coordinación con la Oficina Nacional de Crédito Público y podrán ser destinados a reducir los desembolsos que la República deba efectuar contemplados en los artículos 4, 5 y 7 de la presente Ley, mediante crédito adicional.

Costos derivados de la ejecución de las operaciones de crédito público

Artículo 11. Los costos incurridos por la República que el Ministerio del Poder Popular de Planificación y Finanzas haya convenido cancelar, asociados a los contratos de financiamiento suscritos, como las comisiones de administración, los gastos de seguro de crédito y el costo de financiamiento de los costos asociados, podrán ser sufragados por la República y no serán imputables a la contratación y/o al desembolso asignado a los proyectos, autorizados en la presente Ley.

Exención de tributos nacionales a operaciones de crédito público

Artículo 12. El capital, los intereses y demás costos asociados a las operaciones de crédito público autorizadas en esta Ley estarán exentas de tributos nacionales, inclusive los establecidos en la Ley de Timbre Fiscal.

Transferencia de recursos

Artículo 13. El Ejecutivo Nacional podrá determinar que los recursos correspondientes al financiamiento de los proyectos ejecutados por intermediación de los órganos o entes de la Administración Pública Nacional, autorizados por esta Ley, cuya ejecución sea realizada por algún ente descentralizado, según lo establecido en los artículos 7 y 84 de la Ley Orgánica de la Administración Financiera del Sector Público, sean transferidos mediante convenios, o cualquier forma que determine el Ejecutivo Nacional, para que a través de los cuales dichos órganos o entes se comprometan a pagar a la República o al ente prestamista, en nombre y por cuenta de ésta, según sea el caso, las obligaciones derivadas del respectivo contrato de financiamiento, en los términos y condiciones que se establezcan.

A estos efectos, el Ejecutivo Nacional determinará la forma, modalidad y obligaciones, que deberán ser cumplidas por los entes descentralizados, de conformidad con las obligaciones derivadas del respectivo contrato de financiamiento.

Letras del Tesoro

Artículo 14. Se autoriza al Ejecutivo Nacional, a través del Ministerio del Poder Popular para la Planificación y Finanzas para que, durante el ejercicio fiscal 2012, emita Letras del Tesoro hasta un máximo en circulación al cierre del ejercicio fiscal 2012 de **SEIS MIL OCHOCIENTOS NOVENTA MILLONES DE BOLÍVARES (Bs.6.890.000.000,00),** de acuerdo a las reglas de registro establecidas en el artículo 16 de la presente Ley, de conformidad con lo establecido en el artículo 77, numeral 1 y el artículo 80 de la Ley Orgánica de la Administración Financiera del Sector Público.

Vigencia y reprogramaciones de la presente Ley

Artículo 15. La contratación y/o el desembolso a que se refiere esta Ley, sólo podrá iniciarse a partir de su entrada en vigencia el 1 de enero de 2012 hasta el 31 de diciembre de 2012.

Las cantidades asignadas para la contratación y/o el desembolso autorizadas en la presente Ley que no sean contratados y/o desembolsados en el año 2012, no podrán ser contratados y/o desembolsados en los ejercicios fiscales subsiguientes, salvo nueva autorización legislativa.

Durante el período de vigencia de la presente Ley, el Ejecutivo Nacional a través del Ministerio del Poder Popular de Planificación y Finanzas, podrá efectuar reprogramaciones de la contratación y los desembolsos asignados a los proyectos descritos en la misma, incluyendo la autorización del trámite de las modificaciones presupuestarias correspondientes.

Las reprogramaciones de los proyectos establecerán las cantidades asignadas para la contratación y desembolso señaladas en esta Ley, así como los órganos o entes ejecutores que las reciben y ceden.

Toda reprogramación de los proyectos que se realice conforme a este artículo requerirá la autorización de la Comisión Permanente de Finanzas de la Asamblea Nacional, la cual dispondrá de un plazo de diez días hábiles para su decisión, contados a partir de la fecha en que se dé cuenta de la solicitud en sesión ordinaria. Si transcurrido este lapso la Comisión Permanente de Finanzas y Desarrollo Económico de la Asamblea Nacional no se hubiere pronunciado, la solicitud en referencia se considerará aprobada.

Durante la vigencia de esta Ley, las reprogramaciones de los proyectos indicadas en este artículo serán efectuadas por la República por órgano del Ministerio del Poder Popular de Planificación y Finanzas a solicitud y acuerdo de los órganos o entes ejecutores que lo requieran.

Desde el 1 de julio de 2012 hasta el 31 de diciembre de 2012, las reprogramaciones de los proyectos indicadas en este artículo, serán efectuadas por la República por órgano del Ministerio del Poder Popular de Planificación y Finanzas sobre las cantidades asignadas para la contratación y desembolso establecidas en esta Ley, que órganos o entes ejecutores no hayan solicitado asignar ninguna fuente de financiamiento y/o uso del financiamiento.

Reglas de registro

Artículo 16. Los pasivos contraídos por la República en ocasión a la celebración de operaciones de crédito público se registrarán a sus valores nominales en las divisas originales en que se reciban.

Los ingresos o activos financieros que se perciban o mantengan en bienes y/o servicios directamente suministrados por sus proveedores a los órganos o entes ejecutores, en ocasión a la celebración de operaciones de crédito público, deben expresarse en su equivalente en bolívares al tipo de cambio ASK, ALTO o para la venta, correspondiente a la fecha de liquidación, en la fecha valor de recepción de los bienes y/o servicios, establecida por el Banco Central de Venezuela en el momento del registro del activo o ingreso.

Los ingresos o activos financieros que se perciban o mantengan en divisas, en ocasión a la celebración de operaciones de crédito público, deben expresarse en su equivalente en bolívares al tipo de cambio BID, BAJO o para la compra, correspondiente a la fecha de liquidación, en la fecha valor de la recepción de las divisas, establecida por el Banco Central de Venezuela en el momento del registro del activo o ingreso.

El registro de los desembolsos debe basarse en las reglas previstas para los ingresos o activos financieros que se perciban o mantengan en divisas o bienes y/o servicios directamente suministrados por sus proveedores a los órganos o entes ejecutores, en ocasión a la celebración de operaciones de crédito público.

Obligación de reportar de los órganos o entes que conforman el Sector Público

Artículo 17. Los órganos o entes ejecutores de los proyectos señalados en esta Ley, deberán presentar al Ministerio del Poder Popular de Planificación y Finanzas y a la Comisión Permanente de Finanzas y Desarrollo Económico de la Asamblea Nacional un informe semestral sobre la ejecución que hagan de las inversiones financiadas con endeudamiento previstas en el Plan Operativo Anual, incluyendo la explicación de la diferencia o retraso entre la ejecución realizada y la ejecución programada y los pagos de servicio de la deuda efectuados en el marco de los convenios de transferencia suscritos.

Dada, firmada y sellada en el Palacio Federal Legislativo, sede de la Asamblea Nacional, en Caracas, a los trece días del mes de diciembre de dos mil once. Año 201° de la Independencia y 152° de la Federación.

FERNANDO SOTO ROJAS
Presidente de la Asamblea Nacional

ARISTÓBULO ISTÚRIZ ALMEIDA
Primer Vicepresidente

BLANCA EEKHOUT GÓMEZ
Segunda Vicepresidenta

IVÁN ZERPA GUERRERO
Secretario

VÍCTOR CLARK BOSCÁN
Subsecretario

Promulgación de la Ley Especial de Endeudamiento Anual Para el Ejercicio Fiscal 2012, de conformidad con lo previsto en el artículo 213 de la Constitución de la República Bolivariana de Venezuela.

Palacio de Miraflores, en Caracas, a los Diecinueve días del mes de Diciembre de dos mil once. Años 201° de la Independencia, 152° de la Federación y 12° de la Revolución Bolivariana.

Cúmplase,
(L.S.)

HUGO CHAVEZ FRIAS

Refrendado
El Vicepresidente Ejecutivo
(L.S.)

ELIAS JAUA MILANO

Refrendado
La Ministra del Poder Popular del Despacho de la Presidencia
(L.S.)

ERIKA DEL VALLE FARIAS PEÑA

Refrendado
El Ministro del Poder Popular para Relaciones Interiores y Justicia
(L.S.)

TARECK EL AISSAMI

Refrendado
El Ministro del Poder Popular para Relaciones Exteriores
(L.S.)

NICOLAS MADURO MOROS

Refrendado
El Ministro del Poder Popular de Planificación y Finanzas
(L.S.)

JORGE GIORDANI

Refrendado
El Ministro del Poder Popular para la Defensa
(L.S.)

CARLOS JOSE MATA FIGUEROA

Refrendado
La Ministra del Poder Popular para el Comercio
(L.S.)

EDMEE BETANCOURT DE GARCIA

Refrendado
El Ministro del Poder Popular de Industrias
(L.S.)

RICARDO JOSE MENENDEZ PRIETO

Refrendado
El Ministro del Poder Popular para el Turismo
(L.S.)

ALEJANDRO ANTONIO FLEMING CABRERA

Refrendado
El Ministro del Poder Popular para la Agricultura y Tierras
(L.S.)

JUAN CARLOS LOYO HERNANDEZ

Refrendado
La Ministra del Poder Popular para la Educación Universitaria
(L.S.)

MARLENE YADIRA CORDOVA

Refrendado
La Ministra del Poder Popular para la Educación
(L.S.)

MARYANN DEL CARMEN HANSON FLORES

Refrendado
La Ministra del Poder Popular para la Salud
(L.S.)

EUGENIA SADER CASTELLANOS

Refrendado
La Ministra del Poder Popular para
el Trabajo y Seguridad Social
(L.S.)

MARIA CRISTINA IGLESIAS

Refrendado
El Ministro del Poder Popular para
Transporte Terrestre
(L.S.)

JUAN DE JESUS GARCIA TOUSSANTT

Refrendado
La Ministra del Poder Popular para
Transporte Acuático y Aéreo
(L.S.)

ELSA ILIANA GUTIERREZ GRAFFE

Refrendado
El Ministro del Poder Popular para
Vivienda y Hábitat
(L.S.)

RICARDO ANTONIO MOLINA PEÑALOZA

Refrendado
El Ministro del Poder Popular
de Petróleo y Minería
(L.S.)

RAFAEL DARIO RAMIREZ CARREÑO

Refrendado
El Ministro del Poder Popular para
el Ambiente
(L.S.)

ALEJANDRO HITCHER MARVALDI

Refrendado
El Ministro del Poder Popular
para Ciencia y Tecnología
(L.S.)

JORGE ALBERTO ARREAZA MONTSERRAT

Refrendado
El Ministro del Poder Popular para
la Comunicación y la Información
(L.S.)

ANDRES GUILLERMO IZARRA GARCIA

Refrendado
La Ministra del Poder Popular para
las Comunas y Protección Social
(L.S.)

ISIS OCHOA CAÑIZALEZ

Refrendado
El Ministro del Poder Popular para
la Alimentación
(L.S.)

CARLOS OSORIO ZAMBRANO

Refrendado
El Ministro del Poder Popular para
la Cultura
(L.S.)

PEDRO CALZADILLA

Refrendado
El Ministro del Poder Popular para
el Deporte
(L.S.)

HECTOR RODRIGUEZ CASTRO

Refrendado
La Ministra del Poder Popular para
los Pueblos Indígenas
(L.S.)

NICIA MALDONADO MALDONADO

Refrendado
La Ministra del Poder Popular
para la Mujer y la Igualdad de Género
(L.S.)

NANCY PEREZ SIERRA

Refrendado
El Ministro del Poder Popular
Para la Energía Eléctrica
(L.S.)

ALI RODRIGUEZ ARAQUE

Refrendado
La Ministra del Poder Popular
para la Juventud
(L.S.)

MARIA PILAR HERNANDEZ DOMINGUEZ

Refrendado
La Ministra del Poder Popular
para el Servicio Penitenciario
(L.S.)

MARIA IRIS VARELA RANGEL

Refrendado
El Ministro de Estado para
la Banca Pública
(L.S.)

RODOLFO CLEMENTE MARCO TORRES

Refrendado
El Ministro de Estado para
la Transformación Revolucionaria
de la Gran Caracas
(L.S.)

FRANCISCO DE ASIS SESTO NOVAS

GACETA OFICIAL
DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

DEPÓSITO LEGAL: ppo 187207DF1

AÑO CXXXIX — MES III Nº 6.064 Extraordinario

Caracas, lunes 19 de diciembre de 2011

Esquina Urapal, edificio Dimase, La Candelaria
Caracas - Venezuela
Tarifa sujeta a publicación de fecha 14 de noviembre de 2003
en la Gaceta Oficial Nº 37.818
http://www.minci.gob.ve

Esta Gaceta contiene 8 Págs. costo equivalente
a 11,65% valor Unidad Tributaria

LEY DE PUBLICACIONES OFICIALES
(22 DE JULIO DE 1941)

Artículo 11. La GACETA OFICIAL, creada por Decreto Ejecutivo del 11 de octubre de 1872, continuará editándose en la Imprenta Nacional con la denominación GACETA OFICIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

Artículo 12. La GACETA OFICIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA se publicará todos los días hábiles, sin perjuicio de que se editen números extraordinarios siempre que fuere necesario; y deberán insertarse en ella sin retardo los actos oficiales que hayan de publicarse.

Parágrafo único. Las ediciones extraordinarias de la GACETA OFICIAL tendrán una numeración especial.

Artículo 13. En la GACETA OFICIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA se publicarán los actos de los Poderes Públicos que deberán insertarse y aquellos cuya inclusión sea conveniente por el Ejecutivo Nacional.

Artículo 14. Las leyes, decretos y demás actos oficiales tendrán carácter de públicos por el hecho de aparecer en la GACETA OFICIAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, cuyos ejemplares tendrán fuerza de documentos públicos.

SOLICITUD DE INCLUSIÓN DE UNIDAD DE MEDIDA PARA ACCIONES ESPECÍFICAS EN EL SISTEMA NUEVA ETAPA (SNE) Y EL SISTEMA DE PRESUPUESTO (SISPRE)

NOMBRE DEL ÓRGANO / ENTE (1):

FECHA DE SOLICITUD (2):

CÓDIGO DEL PROYECTO (3):

NOMBRE DEL PROYECTO (4):

Código de la Acción Especifica en SNE (5)	Nombre de la Acción Especifica (AE) (6)	Nombre del bien o servicio de la AE (7)	Nombre de Unidad de Medida (UM) Solicitada (8)	Justificación de la solicitud de UM (9)

SNE: Sistema Nueva Etapa
AE: Acción Especifica
UM: Unidad de Medida
SISPRE:Sistema de Presupuesto

FORMULARIO: "SOLICITUD DE INCLUSIÓN DE UNIDAD DE MEDIDA PARA PROYECTOS EN EL SISTEMA NUEVA ETAPA (SNE) Y EN EL SISTEMA PRESUPUESTO"

Instrucciones para el registro de la Información:

CAMPOS	DESCRIPCIÓN
1	Indique el nombre del órgano/ente.
2	Indique la fecha de la solicitud.
3	Si el proyecto es nuevo marque con una "X".
4	Indique el código del Proyecto tal como aparece en el Sistema Nueva Etapa (SNE).
5	Indique el nombre del Proyecto tal como aparece en el Sistema Nueva Etapa (SNE).
6	Indique el nombre de la Acción Específica del Proyecto.
7	Indique el nombre de la Unidad de Medida (UM) solicitada.
8	Indique el nombre de la Unidad de Medida (UM) solicitada.
9	Describa la justificación de la Unidad de Medida (UM) solicitada.

RESPONSABLE	PASOS	ACCIÓN
Oficina Nacional de Presupuesto (ONAPRE)	3	Recibe y analiza Oficio y Formularios "Inclusión de Nuevas Unidades de Medidas en el Sistemas Nueva Etapa y en el Sistema de Presupuesto, para Proyectos ó Acciones Específicas".
Oficina Nacional de Presupuesto (ONAPRE)	4	Informa a la Coordinación del POAN los resultados del análisis efectuado a la solicitud.
Coordinación del POAN del Ministerio del Poder Popular de Planificación y Finanzas	5	Informa al Órgano correspondiente, los resultados del análisis efectuado tanto por la Coordinación del POAN como por parte de la ONAPRE.
Coordinación del POAN del Ministerio del Poder Popular de Planificación y ONAPRE	6	Proceden a incorporar las nuevas unidades de medidas aprobadas en el Sistemas Nueva Etapa y en el Sistema de Presupuesto.

presupuesto original, y cuenten con la aprobación de las instancias correspondientes.

DESCRIPCIÓN DEL PROCEDIMIENTO

Si durante el proceso de formulación presupuestaria, el Órgano estima pertinente la inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" y en el "Sistema de Presupuesto"; tanto para proyectos como para las acciones específicas, deberá ceñirse al siguiente procedimiento:

RESPONSABLE	PASOS	ACCIÓN
Órgano	1	Solicita autorización a la Coordinación del POAN del Ministerio del Poder Popular de Planificación y Finanzas para la inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" para Proyectos ó Acciones Específicas, a través de un oficio firmado por la máxima autoridad del órgano, contentivo de los motivos que justifican la solicitud, adjuntar al mismo el Formulario "Solicitud de inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" y en el "Sistema de Presupuesto", bien sea para Proyectos ó Acciones Específicas.
Coordinación del POAN del Ministerio del Poder Popular de Planificación y Finanzas	2	Recibe y analiza la documentación anterior: – Oficio – Formularios "Inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" y en el "Sistema de Presupuesto", para Proyectos ó Acciones Específicas – Envía dichos recaudos a la ONAPRE con su opinión al respecto.

ANEXO 2: Procedimiento: Solicitud de inclusión de Unidad de Medida en el Sistema Nueva Etapa y en el Sistema de Presupuesto, para Proyectos ó Acciones Específicas

Objetivo:

Mejorar la medición de lo bienes o servicios asociadas a las acciones específicas de los proyectos o del resultado final que se espera alcanzar una vez que éste se haya concluído.

Formulario a Utilizar:

- Solicitud de inclusión de Unidad de Medida para proyectos en el Sistemas Nueva Etapa y en el Sistema de Presupuesto
- Solicitud de inclusión de Unidad de Medida para Acciones Específicas en el Sistemas Nueva Etapa y en el Sistema de Presupuesto.

Normas

- Las solicitudes de inclusión de nuevas unidades de medida en los sistemas "Nueva Etapa" y "Sistema de Presupuesto", deberán ser presentadas por los Órganos y los entes a través de éste, a la Coordinación del POAN, del Ministerio del Poder Popular de Planificación y Finanzas, a fin de mejorar el diseño de los proyectos y acciones específicas contenidos en el Pan Operativo Anual Nacional (POAN), el Plan Estratégico Institucional y la Ley de Presupuesto. (Ver Anexo N° 2 Procedimiento y Formulario "Solicitud de Inclusión de Nuevas Unidades de Medidas en el Sistema "Nueva Etapa" y en el "Sistema de Presupuesto", tanto para proyecto como para acciones específicas).
- La fecha tope para la recepción de las solicitudes de nuevas unidades de medida durante el proceso de formulación presupuestaria, será comunicada oportunamente por la Coordinación del POAN y Oficina Nacional de Presupuesto (ONAPRE), y durante la ejecución presupuestaria, sólo tendrán cabida las solicitudes que se refieran a proyectos nuevos, no incluidos en el

SOLICITUD DE CREACIÓN DE LA ACCIÓN CENTRALIZADA "OTRAS"

1.- Código Presupuestario-Denominación del Órgano Solicitante:			
2.- Código y Denominación de la Acción Centralizada :(El código es atributo de la Onapre)		3.- Oficio de Solicitud:	
4.- Ejecutor:	5.- Responsable:	6.- Período de Formulación Presupuestaria:	
7.- Monto Asignado en el Presupuesto (En Bolívares):		8.- Fuente de Financiamiento:	
9.- Descripción del Objetivo de la Acción Centralizada Solicitada:			
10.- Acción(es) Específica(s)			
Código:(Atributo de la Onapre)	Denominación:	Ejecutor:	Unidad(es) Ejecutora(s) Local(es):
Código:(Atributo de la Onapre)	Denominación:	Ejecutor:	Unidad(es) Ejecutora(s) Local(es):
Código:(Atributo de la Onapre)	Denominación:	Ejecutor:	Unidad(es) Ejecutora(s) Local(es):

11.- Firmas Responsables del Órgano			12.- Firmas Responsables Oficina Nacional de Presupuesto	
Responsable(s) de la(s) Acción(es) Específica(s)	Responsable de la Acción Centralizada	Máxima Autoridad	Director	Director General

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**451.982.161**	**0**	**0**	**0**	**0**	**0**	**451.982.161**
401	01	00	00	Sueldos, salarios y otras retribuciones	138.734.558	0	0	0	0	0	138.734.558
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	14.507.176	0	0	0	0	0	14.507.176
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	8.878.214	0	0	0	0	0	8.878.214
401	01	18	00	Remuneraciones al personal contratado	70.166.874	0	0	0	0	0	70.166.874
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	43.871.439	0	0	0	0	0	43.871.439
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.285.614	0	0	0	0	0	1.285.614
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	393.256	0	0	0	0	0	393.256
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	7.572	0	0	0	0	0	7.572
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	385.684	0	0	0	0	0	385.684
401	03	00	00	Primas	18.375.026	0	0	0	0	0	18.375.026
401	03	03	00	Primas por hogar a empleados	1.409.383	0	0	0	0	0	1.409.383
401	03	04	00	Primas por hijos a empleados	699.220	0	0	0	0	0	699.220
401	03	08	00	Primas de profesionalización a empleados	1.740.861	0	0	0	0	0	1.740.861
401	03	09	00	Primas por antigüedad a empleados	1.826.946	0	0	0	0	0	1.826.946
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.697.837	0	0	0	0	0	6.697.837
401	03	18	00	Primas por hogar a obreros	864.464	0	0	0	0	0	864.464
401	03	19	00	Primas por hijos de obreros	864.464	0	0	0	0	0	864.464
401	03	21	00	Primas por antigüedad a obreros	1.078.506	0	0	0	0	0	1.078.506
401	03	22	00	Primas de profesionalización a obreros	566.525	0	0	0	0	0	566.525
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	32.681	0	0	0	0	0	32.681
401	03	47	00	Primas al personal de alto nivel y de dirección	1.791.339	0	0	0	0	0	1.791.339
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	15.600	0	0	0	0	0	15.600
401	03	95	00	Otras primas al personal de alto nivel y de dirección	787.200	0	0	0	0	0	787.200
401	04	00	00	Complementos de sueldos y salarios	78.797.649	0	0	0	0	0	78.797.649
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	18.000	0	0	0	0	0	18.000
401	04	06	00	Complemento a empleados por comisión de servicios	515.000	0	0	0	0	0	515.000
401	04	08	00	Bono compensatorio de alimentación a empleados	13.425.750	0	0	0	0	0	13.425.750
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	330.000	0	0	0	0	0	330.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	8.484.750	0	0	0	0	0	8.484.750
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	600.000	0	0	0	0	0	600.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	31.441.240	0	0	0	0	0	31.441.240
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	20.250	0	0	0	0	0	20.250
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.255.500	0	0	0	0	0	1.255.500
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	25.241	0	0	0	0	0	25.241
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.285.614	0	0	0	0	0	1.285.614
401	04	96	00	Otros complementos a empleados	14.753.478	0	0	0	0	0	14.753.478
401	04	97	00	Otros complementos a obreros	6.214.750	0	0	0	0	0	6.214.750
401	04	98	00	Otros complementos al personal contratado	428.076	0	0	0	0	0	428.076
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	52.788.660	0	0	0	0	0	52.788.660
401	05	01	00	Aguinaldos a empleados	11.447.585	0	0	0	0	0	11.447.585
401	05	03	00	Bono vacacional a empleados	4.579.034	0	0	0	0	0	4.579.034
401	05	04	00	Aguinaldos a obreros	5.129.701	0	0	0	0	0	5.129.701
401	05	06	00	Bono vacacional a obreros	2.051.880	0	0	0	0	0	2.051.880
401	05	07	00	Aguinaldos al personal contratado	19.570.808	0	0	0	0	0	19.570.808
401	05	08	00	Bono vacacional al personal contratado	7.815.624	0	0	0	0	0	7.815.624
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	29.538	0	0	0	0	0	29.538
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	11.815	0	0	0	0	0	11.815
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.537.625	0	0	0	0	0	1.537.625
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	615.050	0	0	0	0	0	615.050
401	06	00	00	Aportes patronales y legales	23.360.383	0	0	0	0	0	23.360.383
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	12.691.953	0	0	0	0	0	12.691.953
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.236.339	0	0	0	0	0	1.236.339
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.664.462	0	0	0	0	0	2.664.462
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	2.224.063	0	0	0	0	0	2.224.063
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.130.799	0	0	0	0	0	2.130.799
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	554.008	0	0	0	0	0	554.008
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	426.160	0	0	0	0	0	426.160
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	369.338	0	0	0	0	0	369.338

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	12.270	0	0	0	0	0	12.270
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.190	0	0	0	0	0	3.190
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	2.127	0	0	0	0	0	2.127
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	638.706	0	0	0	0	0	638.706
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	166.064	0	0	0	0	0	166.064
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	110.709	0	0	0	0	0	110.709
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	2.454	0	0	0	0	0	2.454
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	127.741	0	0	0	0	0	127.741
401	07	00	00	Asistencia socio-económica	106.411.851	0	0	0	0	0	106.411.851
401	07	01	00	Capacitación y adiestramiento a empleados	345.000	0	0	0	0	0	345.000
401	07	02	00	Becas a empleados	2.305.923	0	0	0	0	0	2.305.923
401	07	03	00	Ayudas por matrimonio a empleados	80.000	0	0	0	0	0	80.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	80.000	0	0	0	0	0	80.000
401	07	05	00	Ayudas por defunción a empleados	10.000	0	0	0	0	0	10.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	810.087	0	0	0	0	0	810.087
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.506.992	0	0	0	0	0	9.506.992
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	48.486.885	0	0	0	0	0	48.486.885
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.670.300	0	0	0	0	0	2.670.300
401	07	10	00	Dotación de uniformes a empleados	3.000.000	0	0	0	0	0	3.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.628.446	0	0	0	0	0	2.628.446
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.535.745	0	0	0	0	0	3.535.745
401	07	18	00	Becas a obreros	782.000	0	0	0	0	0	782.000
401	07	19	00	Ayudas por matrimonio de obreros	80.000	0	0	0	0	0	80.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	80.000	0	0	0	0	0	80.000
401	07	21	00	Ayudas por defunción a obreros	10.000	0	0	0	0	0	10.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.000.000	0	0	0	0	0	1.000.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.479.750	0	0	0	0	0	1.479.750
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	8.821.600	0	0	0	0	0	8.821.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	920.000	0	0	0	0	0	920.000
401	07	26	00	Dotación de uniformes a obreros	1.000.000	0	0	0	0	0	1.000.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	920.000	0	0	0	0	0	920.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.150.000	0	0	0	0	0	1.150.000
401	07	33	00	Asistencia socio-económica al personal contratado	5.119.944	0	0	0	0	0	5.119.944
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	10.634	0	0	0	0	0	10.634
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	45.000	0	0	0	0	0	45.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	553.545	0	0	0	0	0	553.545
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.790.000	0	0	0	0	0	2.790.000
401	07	96	00	Otras subvenciones a empleados	3.675.000	0	0	0	0	0	3.675.000
401	07	97	00	Otras subvenciones a obreros	4.515.000	0	0	0	0	0	4.515.000
401	08	00	00	Prestaciones sociales e indemnizaciones	33.120.778	0	0	0	0	0	33.120.778
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	10.747.497	0	0	0	0	0	10.747.497
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.817.476	0	0	0	0	0	4.817.476
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	16.096.438	0	0	0	0	0	16.096.438
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	25.710	0	0	0	0	0	25.710
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.433.657	0	0	0	0	0	1.433.657
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**89.751.671**	**0**	**0**	**0**	**0**	**0**	**89.751.671**
402	01	00	00	Productos alimenticios y agropecuarios	30.005.438	0	0	0	0	0	30.005.438
402	01	01	00	Alimentos y bebidas para personas	29.987.444	0	0	0	0	0	29.987.444
402	01	03	00	Productos agrícolas y pecuarios	10.725	0	0	0	0	0	10.725
402	01	99	00	Otros productos alimenticios y agropecuarios	7.269	0	0	0	0	0	7.269
402	02	00	00	Productos de minas, canteras y yacimientos	1.805	0	0	0	0	0	1.805
402	02	05	00	Piedra, arcilla, arena y tierra	1.805	0	0	0	0	0	1.805
402	03	00	00	Textiles y vestuarios	8.350.458	0	0	0	0	0	8.350.458
402	03	01	00	Textiles	1.647.933	0	0	0	0	0	1.647.933
402	03	02	00	Prendas de vestir	6.334.650	0	0	0	0	0	6.334.650
402	03	03	00	Calzados	141.967	0	0	0	0	0	141.967
402	03	99	00	Otros productos textiles y vestuarios	225.908	0	0	0	0	0	225.908

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	00	00	Productos de cuero y caucho	2.035.483	0	0	0	0	0	2.035.483
402	04	01	00	Cueros y pieles	50.000	0	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	1.982.674	0	0	0	0	0	1.982.674
402	04	99	00	Otros productos de cuero y caucho	2.809	0	0	0	0	0	2.809
402	05	00	00	Productos de papel, cartón e impresos	12.769.778	0	0	0	0	0	12.769.778
402	05	01	00	Pulpa de madera, papel y cartón	562.997	0	0	0	0	0	562.997
402	05	02	00	Envases y cajas de papel y cartón	381.176	0	0	0	0	0	381.176
402	05	03	00	Productos de papel y cartón para oficina	8.563.518	0	0	0	0	0	8.563.518
402	05	04	00	Libros, revistas y periódicos	1.053.276	0	0	0	0	0	1.053.276
402	05	05	00	Material de enseñanza	129.293	0	0	0	0	0	129.293
402	05	06	00	Productos de papel y cartón para computación	412.087	0	0	0	0	0	412.087
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.464.503	0	0	0	0	0	1.464.503
402	05	99	00	Otros productos de pulpa, papel y cartón	202.928	0	0	0	0	0	202.928
402	06	00	00	Productos químicos y derivados	9.455.874	0	0	0	0	0	9.455.874
402	06	01	00	Sustancias químicas y de uso industrial	18.875	0	0	0	0	0	18.875
402	06	03	00	Tintas, pinturas y colorantes	3.274.583	0	0	0	0	0	3.274.583
402	06	04	00	Productos farmacéuticos y medicamentos	468.014	0	0	0	0	0	468.014
402	06	05	00	Productos de tocador	3.652.850	0	0	0	0	0	3.652.850
402	06	06	00	Combustibles y lubricantes	931.652	0	0	0	0	0	931.652
402	06	08	00	Productos plásticos	1.109.900	0	0	0	0	0	1.109.900
402	07	00	00	Productos minerales no metálicos	370.888	0	0	0	0	0	370.888
402	07	01	00	Productos de barro, loza y porcelana	23.788	0	0	0	0	0	23.788
402	07	02	00	Vidrios y productos de vidrio	7.200	0	0	0	0	0	7.200
402	07	03	00	Productos de arcilla para construcción	3.027	0	0	0	0	0	3.027
402	07	04	00	Cemento, cal y yeso	36.873	0	0	0	0	0	36.873
402	07	99	00	Otros productos minerales no metálicos	300.000	0	0	0	0	0	300.000
402	08	00	00	Productos metálicos	4.617.195	0	0	0	0	0	4.617.195
402	08	01	00	Productos primarios de hierro y acero	5.000	0	0	0	0	0	5.000
402	08	02	00	Productos de metales no ferrosos	59.533	0	0	0	0	0	59.533
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.670.172	0	0	0	0	0	1.670.172
402	08	04	00	Productos metálicos estructurales	34.461	0	0	0	0	0	34.461

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	07	00	Material de señalamiento	8.804	0	0	0	0	0	8.804
402	08	08	00	Material de educación	4.388	0	0	0	0	0	4.388
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.426.650	0	0	0	0	0	2.426.650
402	08	10	00	Repuestos y accesorios para otros equipos	208.187	0	0	0	0	0	208.187
402	08	99	00	Otros productos metálicos	200.000	0	0	0	0	0	200.000
402	09	00	00	Productos de madera	35.284	0	0	0	0	0	35.284
402	09	01	00	Productos primarios de madera	14.087	0	0	0	0	0	14.087
402	09	99	00	Otros productos de madera	21.197	0	0	0	0	0	21.197
402	10	00	00	Productos varios y útiles diversos	19.276.901	0	0	0	0	0	19.276.901
402	10	01	00	Artículos de deporte, recreación y juguetes	420.274	0	0	0	0	0	420.274
402	10	02	00	Materiales y útiles de limpieza y aseo	1.477.488	0	0	0	0	0	1.477.488
402	10	03	00	Utensilios de cocina y comedor	830.980	0	0	0	0	0	830.980
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.626	0	0	0	0	0	2.626
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.087.050	0	0	0	0	0	4.087.050
402	10	06	00	Condecoraciones, ofrendas y similares	221.043	0	0	0	0	0	221.043
402	10	07	00	Productos de seguridad en el trabajo	262.653	0	0	0	0	0	262.653
402	10	08	00	Materiales para equipos de computación	9.541.794	0	0	0	0	0	9.541.794
402	10	09	00	Especies timbradas y valores	2.528	0	0	0	0	0	2.528
402	10	11	00	Materiales eléctricos	1.857.819	0	0	0	0	0	1.857.819
402	10	12	00	Materiales para instalaciones sanitarias	102.652	0	0	0	0	0	102.652
402	10	13	00	Materiales fotográficos	63.162	0	0	0	0	0	63.162
402	10	99	00	Otros productos y útiles diversos	406.832	0	0	0	0	0	406.832
402	99	00	00	Otros materiales y suministros	2.832.567	0	0	0	0	0	2.832.567
402	99	01	00	Otros materiales y suministros	2.832.567	0	0	0	0	0	2.832.567
403	**00**	**00**	**00**	**Servicios no personales**	**168.010.641**	**0**	**0**	**0**	**0**	**0**	**168.010.641**
403	01	00	00	Alquileres de inmuebles	1.495.828	0	0	0	0	0	1.495.828
403	01	01	00	Alquileres de edificios y locales	567.486	0	0	0	0	0	567.486
403	01	02	00	Alquileres de instalaciones culturales y recreativas	928.342	0	0	0	0	0	928.342
403	02	00	00	Alquileres de maquinaria y equipos	9.762.266	0	0	0	0	0	9.762.266
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	7.231.620	0	0	0	0	0	7.231.620
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	1.298.764	0	0	0	0	0	1.298.764

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	0	1.000.000
403	02	99	00	Alquileres de otras maquinaria y equipos	231.882	0	0	0	0	0	231.882
403	03	00	00	Derechos sobre bienes intangibles	5.485	0	0	0	0	0	5.485
403	03	03	00	Paquetes y programas de computación	5.485	0	0	0	0	0	5.485
403	04	00	00	Servicios básicos	13.688.501	0	0	0	0	0	13.688.501
403	04	01	00	Electricidad	1.346.829	0	0	0	0	0	1.346.829
403	04	02	00	Gas	15.028	0	0	0	0	0	15.028
403	04	03	00	Agua	206.632	0	0	0	0	0	206.632
403	04	04	00	Teléfonos	9.461.910	0	0	0	0	0	9.461.910
403	04	05	00	Servicio de comunicaciones	2.138.219	0	0	0	0	0	2.138.219
403	04	06	00	Servicio de aseo urbano y domiciliario	71.116	0	0	0	0	0	71.116
403	04	07	00	Servicio de condominio	448.767	0	0	0	0	0	448.767
403	06	00	00	Servicios de transporte y almacenaje	282.651	0	0	0	0	0	282.651
403	06	01	00	Fletes y embalajes	178.767	0	0	0	0	0	178.767
403	06	03	00	Estacionamiento	35.242	0	0	0	0	0	35.242
403	06	04	00	Peaje	2.140	0	0	0	0	0	2.140
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	66.502	0	0	0	0	0	66.502
403	07	00	00	Servicios de información, impresión y relaciones públicas	27.903.950	0	0	0	0	0	27.903.950
403	07	01	00	Publicidad y propaganda	4.207.707	0	0	0	0	0	4.207.707
403	07	02	00	Imprenta y reproducción	6.592.936	0	0	0	0	0	6.592.936
403	07	03	00	Relaciones sociales	16.496.413	0	0	0	0	0	16.496.413
403	07	04	00	Avisos	606.894	0	0	0	0	0	606.894
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	9.863.958	0	0	0	0	0	9.863.958
403	08	01	00	Primas y gastos de seguros	9.669.493	0	0	0	0	0	9.669.493
403	08	02	00	Comisiones y gastos bancarios	134.465	0	0	0	0	0	134.465
403	08	03	00	Comisiones y gastos de adquisición de seguros	60.000	0	0	0	0	0	60.000
403	09	00	00	Viáticos y pasajes	36.192.107	0	0	0	0	0	36.192.107
403	09	01	00	Viáticos y pasajes dentro del país	29.408.163	0	0	0	0	0	29.408.163
403	09	02	00	Viáticos y pasajes fuera del país	6.783.944	0	0	0	0	0	6.783.944
403	10	00	00	Servicios profesionales y técnicos	18.589.507	0	0	0	0	0	18.589.507
403	10	03	00	Servicios de procesamiento de datos	567.044	0	0	0	0	0	567.044

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	465.900	0	0	0	0	0	465.900
403	10	09	00	Servicios de lavandería y tintorería	100.000	0	0	0	0	0	100.000
403	10	10	00	Servicios de vigilancia	390.000	0	0	0	0	0	390.000
403	10	11	00	Servicios para la elaboración y suministro de comida	8.386.273	0	0	0	0	0	8.386.273
403	10	99	00	Otros servicios profesionales y técnicos	8.680.290	0	0	0	0	0	8.680.290
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.131.049	0	0	0	0	0	8.131.049
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	238.050	0	0	0	0	0	238.050
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.559.713	0	0	0	0	0	5.559.713
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.172.049	0	0	0	0	0	2.172.049
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	161.237	0	0	0	0	0	161.237
403	12	00	00	Conservación y reparaciones menores de obras	848.038	0	0	0	0	0	848.038
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	848.038	0	0	0	0	0	848.038
403	15	00	00	Servicios fiscales	45.043	0	0	0	0	0	45.043
403	15	02	00	Tasas y otros derechos obligatorios	45.043	0	0	0	0	0	45.043
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.097.384	0	0	0	0	0	10.097.384
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.097.384	0	0	0	0	0	10.097.384
403	18	00	00	Impuestos indirectos	24.829.994	0	0	0	0	0	24.829.994
403	18	01	00	Impuesto al valor agregado	24.702.989	0	0	0	0	0	24.702.989
403	18	99	00	Otros impuestos indirectos	127.005	0	0	0	0	0	127.005
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	812.210	0	0	0	0	0	812.210
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	812.210	0	0	0	0	0	812.210
403	99	00	00	Otros servicios no personales	5.462.670	0	0	0	0	0	5.462.670
403	99	01	00	Otros servicios no personales	5.462.670	0	0	0	0	0	5.462.670
404	**00**	**00**	**00**	**Activos reales**	**31.261.450**	**0**	**0**	**0**	**0**	**0**	**31.261.450**
404	01	00	00	Repuestos y reparaciones mayores	1.291.414	0	0	0	0	0	1.291.414
404	01	01	00	Repuestos mayores	740.814	0	0	0	0	0	740.814
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	200.000	0	0	0	0	0	200.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	352.909	0	0	0	0	0	352.909
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	155.397	0	0	0	0	0	155.397
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	32.508	0	0	0	0	0	32.508

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	00	Reparaciones mayores de maquinaria y equipos	550.600	0	0	0	0	0	550.600
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	550.600	0	0	0	0	0	550.600
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	115.001	0	0	0	0	0	115.001
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	115.001	0	0	0	0	0	115.001
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	868.311	0	0	0	0	0	868.311
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	71.513	0	0	0	0	0	71.513
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	547.642	0	0	0	0	0	547.642
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	190.365	0	0	0	0	0	190.365
404	03	05	00	Maquinaria y equipos industriales y de taller	35.331	0	0	0	0	0	35.331
404	03	06	00	Maquinaria y equipos de energía	23.010	0	0	0	0	0	23.010
404	03	07	00	Maquinaria y equipos de riego y acueductos	450	0	0	0	0	0	450
404	04	00	00	Equipos de transporte, tracción y elevación	9.277.609	0	0	0	0	0	9.277.609
404	04	01	00	Vehículos automotores terrestres	9.277.609	0	0	0	0	0	9.277.609
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.622.480	0	0	0	0	0	1.622.480
404	05	01	00	Equipos de telecomunicaciones	1.619.847	0	0	0	0	0	1.619.847
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	2.633	0	0	0	0	0	2.633
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	829.677	0	0	0	0	0	829.677
404	07	01	00	Equipos científicos y de laboratorio	100.000	0	0	0	0	0	100.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	413.577	0	0	0	0	0	413.577
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	90.000	0	0	0	0	0	90.000
404	07	06	00	Instrumentos musicales y equipos de audio	226.100	0	0	0	0	0	226.100
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	16.656.597	0	0	0	0	0	16.656.597
404	09	01	00	Mobiliario y equipos de oficina	4.104.241	0	0	0	0	0	4.104.241
404	09	02	00	Equipos de computación	9.075.979	0	0	0	0	0	9.075.979
404	09	03	00	Mobiliario y equipos de alojamiento	3.428.191	0	0	0	0	0	3.428.191
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	48.186	0	0	0	0	0	48.186
404	12	00	00	Activos intangibles	38.464	0	0	0	0	0	38.464
404	12	04	00	Paquetes y programas de computación	38.464	0	0	0	0	0	38.464
404	99	00	00	Otros activos reales	561.897	0	0	0	0	0	561.897
404	99	01	00	Otros activos reales	561.897	0	0	0	0	0	561.897
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.452.323.552**	**0**	**0**	**0**	**0**	**0**	**2.452.323.552**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	2.451.073.552	0	0	0	0	0	2.451.073.552
407	01	01	00	Transferencias corrientes internas al sector privado	114.096.323	0	0	0	0	0	114.096.323
407	01	01	01	Pensiones del personal empleado, obrero y militar	16.330.411	0	0	0	0	0	16.330.411
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	54.595.519	0	0	0	0	0	54.595.519
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	4.612.037	0	0	0	0	0	4.612.037
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	4.000.000	0	0	0	0	0	4.000.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	2.117.736	0	0	0	0	0	2.117.736
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	15.407.228	0	0	0	0	0	15.407.228
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	10.000.000	0	0	0	0	0	10.000.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	7.033.392	0	0	0	0	0	7.033.392
407	01	02	00	Donaciones corrientes internas al sector privado	67.413.447	0	0	0	0	0	67.413.447
407	01	02	01	Donaciones corrientes a personas	67.413.447	0	0	0	0	0	67.413.447
407	01	03	00	Transferencias corrientes internas al sector público	2.269.563.782	0	0	0	0	0	2.269.563.782
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.099.563.782	0	0	0	0	0	2.099.563.782
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	50.000.000	0	0	0	0	0	50.000.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	120.000.000	0	0	0	0	0	120.000.000
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	1.250.000	0	0	0	0	0	1.250.000
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	1.250.000	0	0	0	0	0	1.250.000
407	12	01	01	Transferencias Corrientes a Consejos Comunales	250.000	0	0	0	0	0	250.000
407	12	01	02	Donaciones Corrientes a Consejos Comunales	1.000.000	0	0	0	0	0	1.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**20.015.549**	**0**	**0**	**0**	**0**	**0**	**20.015.549**
411	11	00	00	Obligaciones de ejercicios anteriores	20.015.549	0	0	0	0	0	20.015.549
411	11	04	00	Compromisos pendientes de ejercicios anteriores	20.015.549	0	0	0	0	0	20.015.549
				Totales	**3.213.345.024**	**0**	**0**	**0**	**0**	**0**	**3.213.345.024**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115382 570047000 ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS DE FORMACIÓN COMUNAL QUE TRIBUTEN A LA CONSOLIDACIÓN DEL NUEVO ESTADO COMUNAL, A TRAVÉS DE HERRAMIENTAS MATERIALES Y ESPIRITUALES QUE PERMITAN GENERAR UNA NUEVA RELACIÓN ESTADO Y EL PUEBLO ORGANIZADO, GARANTIZANDO EL EJERCICIO RESPONSABLE HACIA LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO, Y REALIZAR UN ACOMPAÑAMIENTO A LOS VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS FORMADOS LOS CUALES SON ATENDIDOS EN LA ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR PARA VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 281.457 **FEMENINO:** 168.880 **MASCULINO:** 112.577

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**22.176.000**	**0**	**0**	**0**	**0**	**0**	**22.176.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	22.176.000	0	0	0	0	0	22.176.000
401	01	18	00	Remuneraciones al personal contratado	576.000	0	0	0	0	0	576.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	21.600.000	0	0	0	0	0	21.600.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.563.098**	**0**	**0**	**0**	**0**	**0**	**14.563.098**
402	01	00	00	Productos alimenticios y agropecuarios	5.000.000	0	0	0	0	0	5.000.000
402	01	01	00	Alimentos y bebidas para personas	5.000.000	0	0	0	0	0	5.000.000
402	03	00	00	Textiles y vestuarios	1.100.000	0	0	0	0	0	1.100.000
402	03	01	00	Textiles	500.000	0	0	0	0	0	500.000
402	03	02	00	Prendas de vestir	400.000	0	0	0	0	0	400.000
402	03	99	00	Otros productos textiles y vestuarios	200.000	0	0	0	0	0	200.000
402	04	00	00	Productos de cuero y caucho	200.000	0	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	200.000	0	0	0	0	0	200.000
402	05	00	00	Productos de papel, cartón e impresos	2.424.450	0	0	0	0	0	2.424.450
402	05	02	00	Envases y cajas de papel y cartón	150.000	0	0	0	0	0	150.000
402	05	03	00	Productos de papel y cartón para oficina	1.100.000	0	0	0	0	0	1.100.000
402	05	04	00	Libros, revistas y periódicos	400.450	0	0	0	0	0	400.450
402	05	05	00	Material de enseñanza	100.000	0	0	0	0	0	100.000
402	05	06	00	Productos de papel y cartón para computación	300.000	0	0	0	0	0	300.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	200.000	0	0	0	0	0	200.000
402	05	99	00	Otros productos de pulpa, papel y cartón	174.000	0	0	0	0	0	174.000
402	06	00	00	Productos químicos y derivados	795.000	0	0	0	0	0	795.000
402	06	03	00	Tintas, pinturas y colorantes	300.000	0	0	0	0	0	300.000
402	06	04	00	Productos farmacéuticos y medicamentos	25.000	0	0	0	0	0	25.000
402	06	05	00	Productos de tocador	20.000	0	0	0	0	0	20.000
402	06	06	00	Combustibles y lubricantes	100.000	0	0	0	0	0	100.000
402	06	08	00	Productos plásticos	350.000	0	0	0	0	0	350.000
402	07	00	00	Productos minerales no metálicos	300.000	0	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115382 570047000 ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS DE FORMACIÓN COMUNAL QUE TRIBUTEN A LA CONSOLIDACIÓN DEL NUEVO ESTADO COMUNAL, A TRAVÉS DE HERRAMIENTAS MATERIALES Y ESPIRITUALES QUE PERMITAN GENERAR UNA NUEVA RELACIÓN ESTADO Y EL PUEBLO ORGANIZADO, GARANTIZANDO EL EJERCICIO RESPONSABLE HACIA LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO, Y REALIZAR UN ACOMPAÑAMIENTO A LOS VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS FORMADOS LOS CUALES SON ATENDIDOS EN LA ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR PARA VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 281.457 **FEMENINO:** 168.880 **MASCULINO:** 112.577

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	99	00	Otros productos minerales no metálicos	300.000	0	0	0	0	0	300.000
402	08	00	00	Productos metálicos	550.000	0	0	0	0	0	550.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	200.000	0	0	0	0	0	200.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	150.000	0	0	0	0	0	150.000
402	08	99	00	Otros productos metálicos	200.000	0	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	3.199.538	0	0	0	0	0	3.199.538
402	10	01	00	Artículos de deporte, recreación y juguetes	204.990	0	0	0	0	0	204.990
402	10	02	00	Materiales y útiles de limpieza y aseo	200.000	0	0	0	0	0	200.000
402	10	03	00	Utensilios de cocina y comedor	249.000	0	0	0	0	0	249.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	965.548	0	0	0	0	0	965.548
402	10	06	00	Condecoraciones, ofrendas y similares	45.000	0	0	0	0	0	45.000
402	10	07	00	Productos de seguridad en el trabajo	35.000	0	0	0	0	0	35.000
402	10	08	00	Materiales para equipos de computación	1.000.000	0	0	0	0	0	1.000.000
402	10	11	00	Materiales eléctricos	300.000	0	0	0	0	0	300.000
402	10	99	00	Otros productos y útiles diversos	200.000	0	0	0	0	0	200.000
402	99	00	00	Otros materiales y suministros	994.110	0	0	0	0	0	994.110
402	99	01	00	Otros materiales y suministros	994.110	0	0	0	0	0	994.110
403	**00**	**00**	**00**	**Servicios no personales**	**25.260.902**	**0**	**0**	**0**	**0**	**0**	**25.260.902**
403	02	00	00	Alquileres de maquinaria y equipos	2.000.000	0	0	0	0	0	2.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	0	2.000.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.105.000	0	0	0	0	0	2.105.000
403	07	01	00	Publicidad y propaganda	250.000	0	0	0	0	0	250.000
403	07	02	00	Imprenta y reproducción	1.855.000	0	0	0	0	0	1.855.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.500	0	0	0	0	0	2.500
403	08	02	00	Comisiones y gastos bancarios	2.500	0	0	0	0	0	2.500
403	09	00	00	Viáticos y pasajes	9.400.000	0	0	0	0	0	9.400.000
403	09	01	00	Viáticos y pasajes dentro del país	9.400.000	0	0	0	0	0	9.400.000
403	10	00	00	Servicios profesionales y técnicos	4.114.442	0	0	0	0	0	4.114.442

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115382 570047000 ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS DE FORMACIÓN COMUNAL QUE TRIBUTEN A LA CONSOLIDACIÓN DEL NUEVO ESTADO COMUNAL, A TRAVÉS DE HERRAMIENTAS MATERIALES Y ESPIRITUALES QUE PERMITAN GENERAR UNA NUEVA RELACIÓN ESTADO Y EL PUEBLO ORGANIZADO, GARANTIZANDO EL EJERCICIO RESPONSABLE HACIA LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO, Y REALIZAR UN ACOMPAÑAMIENTO A LOS VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS FORMADOS LOS CUALES SON ATENDIDOS EN LA ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR PARA VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 281.457 **FEMENINO:** 168.880 **MASCULINO:** 112.577

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	09	00	Servicios de lavandería y tintorería	100.000	0	0	0	0	0	100.000
403	10	11	00	Servicios para la elaboración y suministro de comida	3.500.000	0	0	0	0	0	3.500.000
403	10	99	00	Otros servicios profesionales y técnicos	514.442	0	0	0	0	0	514.442
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	238.050	0	0	0	0	0	238.050
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	238.050	0	0	0	0	0	238.050
403	18	00	00	Impuestos indirectos	4.000.000	0	0	0	0	0	4.000.000
403	18	01	00	Impuesto al valor agregado	4.000.000	0	0	0	0	0	4.000.000
403	99	00	00	Otros servicios no personales	3.400.910	0	0	0	0	0	3.400.910
403	99	01	00	Otros servicios no personales	3.400.910	0	0	0	0	0	3.400.910
404	**00**	**00**	**00**	**Activos reales**	**1.500.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000**
404	01	00	00	Repuestos y reparaciones mayores	650.000	0	0	0	0	0	650.000
404	01	01	00	Repuestos mayores	400.000	0	0	0	0	0	400.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	200.000	0	0	0	0	0	200.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	250.000	0	0	0	0	0	250.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	250.000	0	0	0	0	0	250.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	350.000	0	0	0	0	0	350.000
404	07	01	00	Equipos científicos y de laboratorio	100.000	0	0	0	0	0	100.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	100.000	0	0	0	0	0	100.000
404	07	06	00	Instrumentos musicales y equipos de audio	150.000	0	0	0	0	0	150.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	0	500.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	400.000	0	0	0	0	0	400.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.500.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.500.000	0	0	0	0	0	1.500.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.500.000	0	0	0	0	0	1.500.000
407	01	02	01	Donaciones corrientes a personas	1.500.000	0	0	0	0	0	1.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115382 570047000 ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS DE FORMACIÓN COMUNAL QUE TRIBUTEN A LA CONSOLIDACIÓN DEL NUEVO ESTADO COMUNAL, A TRAVÉS DE HERRAMIENTAS MATERIALES Y ESPIRITUALES QUE PERMITAN GENERAR UNA NUEVA RELACIÓN ESTADO Y EL PUEBLO ORGANIZADO, GARANTIZANDO EL EJERCICIO RESPONSABLE HACIA LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO, Y REALIZAR UN ACOMPAÑAMIENTO A LOS VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS FORMADOS LOS CUALES SON ATENDIDOS EN LA ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR PARA VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 281.457 **FEMENINO:** 168.880 **MASCULINO:** 112.577

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**65.000.000**	**0**	**0**	**0**	**0**	**0**	**65.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115382 570047000 ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS DE FORMACIÓN COMUNAL QUE TRIBUTEN A LA CONSOLIDACIÓN DEL NUEVO ESTADO COMUNAL, A TRAVÉS DE HERRAMIENTAS MATERIALES Y ESPIRITUALES QUE PERMITAN GENERAR UNA NUEVA RELACIÓN ESTADO Y EL PUEBLO ORGANIZADO, GARANTIZANDO EL EJERCICIO RESPONSABLE HACIA LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO, Y REALIZAR UN ACOMPAÑAMIENTO A LOS VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS FORMADOS LOS CUALES SON ATENDIDOS EN LA ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR PARA VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 281.457 **FEMENINO:** 168.880 **MASCULINO:** 112.577

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115382 570047000 ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS DE FORMACIÓN COMUNAL QUE TRIBUTEN A LA CONSOLIDACIÓN DEL NUEVO ESTADO COMUNAL, A TRAVÉS DE HERRAMIENTAS MATERIALES Y ESPIRITUALES QUE PERMITAN GENERAR UNA NUEVA RELACIÓN ESTADO Y EL PUEBLO ORGANIZADO, GARANTIZANDO EL EJERCICIO RESPONSABLE HACIA LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO, Y REALIZAR UN ACOMPAÑAMIENTO A LOS VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS FORMADOS LOS CUALES SON ATENDIDOS EN LA ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR PARA VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 281.457 **FEMENINO:** 168.880 **MASCULINO:** 112.577

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570047001 DISEÑAR Y ELABORAR PROGRAMAS DE FORMACIÓN COMUNAL EN LAS ÁREAS ÉTICO, POLÍTICO, IDEOLÓGICO Y TÉCNICO

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE FORMACIÓN COMUNAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.868.098**	**0**	**0**	**0**	**0**	0	**4.868.098**
402	01	00	00	Productos alimenticios y agropecuarios	1.819.108	0	0	0	0	0	1.819.108
402	01	01	00	Alimentos y bebidas para personas	1.819.108	0	0	0	0	0	1.819.108
402	03	00	00	Textiles y vestuarios	1.100.000	0	0	0	0	0	1.100.000
402	03	01	00	Textiles	500.000	0	0	0	0	0	500.000
402	03	02	00	Prendas de vestir	400.000	0	0	0	0	0	400.000
402	03	99	00	Otros productos textiles y vestuarios	200.000	0	0	0	0	0	200.000
402	04	00	00	Productos de cuero y caucho	200.000	0	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	200.000	0	0	0	0	0	200.000
402	06	00	00	Productos químicos y derivados	795.000	0	0	0	0	0	795.000
402	06	03	00	Tintas, pinturas y colorantes	300.000	0	0	0	0	0	300.000
402	06	04	00	Productos farmacéuticos y medicamentos	25.000	0	0	0	0	0	25.000
402	06	05	00	Productos de tocador	20.000	0	0	0	0	0	20.000
402	06	06	00	Combustibles y lubricantes	100.000	0	0	0	0	0	100.000
402	06	08	00	Productos plásticos	350.000	0	0	0	0	0	350.000
402	07	00	00	Productos minerales no metálicos	300.000	0	0	0	0	0	300.000
402	07	99	00	Otros productos minerales no metálicos	300.000	0	0	0	0	0	300.000
402	10	00	00	Productos varios y útiles diversos	653.990	0	0	0	0	0	653.990
402	10	01	00	Artículos de deporte, recreación y juguetes	204.990	0	0	0	0	0	204.990
402	10	02	00	Materiales y útiles de limpieza y aseo	200.000	0	0	0	0	0	200.000
402	10	03	00	Utensilios de cocina y comedor	249.000	0	0	0	0	0	249.000
				Totales	**4.868.098**	**0**	**0**	**0**	**0**	0	**4.868.098**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115382 570047000 ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS DE FORMACIÓN COMUNAL QUE TRIBUTEN A LA CONSOLIDACIÓN DEL NUEVO ESTADO COMUNAL, A TRAVÉS DE HERRAMIENTAS MATERIALES Y ESPIRITUALES QUE PERMITAN GENERAR UNA NUEVA RELACIÓN ESTADO Y EL PUEBLO ORGANIZADO, GARANTIZANDO EL EJERCICIO RESPONSABLE HACIA LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO, Y REALIZAR UN ACOMPAÑAMIENTO A LOS VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS FORMADOS LOS CUALES SON ATENDIDOS EN LA ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR PARA VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 281.457 **FEMENINO:** 168.880 **MASCULINO:** 112.577

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 570047002 FORMACIÓN DE VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 281.457

RESPONSABLE/EJECUTOR: FORMACIÓN DE VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**22.176.000**	**0**	**0**	**0**	**0**	0	**22.176.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	22.176.000	0	0	0	0	0	22.176.000
401	01	18	00	Remuneraciones al personal contratado	576.000	0	0	0	0	0	576.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	21.600.000	0	0	0	0	0	21.600.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.695.000**	**0**	**0**	**0**	**0**	0	**9.695.000**
402	01	00	00	Productos alimenticios y agropecuarios	3.180.892	0	0	0	0	0	3.180.892
402	01	01	00	Alimentos y bebidas para personas	3.180.892	0	0	0	0	0	3.180.892
402	05	00	00	Productos de papel, cartón e impresos	2.424.450	0	0	0	0	0	2.424.450
402	05	02	00	Envases y cajas de papel y cartón	150.000	0	0	0	0	0	150.000
402	05	03	00	Productos de papel y cartón para oficina	1.100.000	0	0	0	0	0	1.100.000
402	05	04	00	Libros, revistas y periódicos	400.450	0	0	0	0	0	400.450
402	05	05	00	Material de enseñanza	100.000	0	0	0	0	0	100.000
402	05	06	00	Productos de papel y cartón para computación	300.000	0	0	0	0	0	300.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	200.000	0	0	0	0	0	200.000
402	05	99	00	Otros productos de pulpa, papel y cartón	174.000	0	0	0	0	0	174.000
402	08	00	00	Productos metálicos	550.000	0	0	0	0	0	550.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	200.000	0	0	0	0	0	200.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	150.000	0	0	0	0	0	150.000
402	08	99	00	Otros productos metálicos	200.000	0	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	2.545.548	0	0	0	0	0	2.545.548
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	965.548	0	0	0	0	0	965.548
402	10	06	00	Condecoraciones, ofrendas y similares	45.000	0	0	0	0	0	45.000
402	10	07	00	Productos de seguridad en el trabajo	35.000	0	0	0	0	0	35.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115382 570047000 ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS DE FORMACIÓN COMUNAL QUE TRIBUTEN A LA CONSOLIDACIÓN DEL NUEVO ESTADO COMUNAL, A TRAVÉS DE HERRAMIENTAS MATERIALES Y ESPIRITUALES QUE PERMITAN GENERAR UNA NUEVA RELACIÓN ESTADO Y EL PUEBLO ORGANIZADO, GARANTIZANDO EL EJERCICIO RESPONSABLE HACIA LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO, Y REALIZAR UN ACOMPAÑAMIENTO A LOS VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS FORMADOS LOS CUALES SON ATENDIDOS EN LA ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR PARA VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 281.457 **FEMENINO:** 168.880 **MASCULINO:** 112.577

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570047002 FORMACIÓN DE VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 281.457

RESPONSABLE/EJECUTOR: FORMACIÓN DE VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	1.000.000	0	0	0	0	0	1.000.000
402	10	11	00	Materiales eléctricos	300.000	0	0	0	0	0	300.000
402	10	99	00	Otros productos y útiles diversos	200.000	0	0	0	0	0	200.000
402	99	00	00	Otros materiales y suministros	994.110	0	0	0	0	0	994.110
402	99	01	00	Otros materiales y suministros	994.110	0	0	0	0	0	994.110
403	**00**	**00**	**00**	**Servicios no personales**	**15.260.902**	**0**	**0**	**0**	**0**	0	**15.260.902**
403	02	00	00	Alquileres de maquinaria y equipos	2.000.000	0	0	0	0	0	2.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	0	2.000.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.105.000	0	0	0	0	0	2.105.000
403	07	01	00	Publicidad y propaganda	250.000	0	0	0	0	0	250.000
403	07	02	00	Imprenta y reproducción	1.855.000	0	0	0	0	0	1.855.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.500	0	0	0	0	0	2.500
403	08	02	00	Comisiones y gastos bancarios	2.500	0	0	0	0	0	2.500
403	09	00	00	Viáticos y pasajes	6.800.910	0	0	0	0	0	6.800.910
403	09	01	00	Viáticos y pasajes dentro del país	6.800.910	0	0	0	0	0	6.800.910
403	10	00	00	Servicios profesionales y técnicos	4.114.442	0	0	0	0	0	4.114.442
403	10	09	00	Servicios de lavandería y tintorería	100.000	0	0	0	0	0	100.000
403	10	11	00	Servicios para la elaboración y suministro de comida	3.500.000	0	0	0	0	0	3.500.000
403	10	99	00	Otros servicios profesionales y técnicos	514.442	0	0	0	0	0	514.442
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	238.050	0	0	0	0	0	238.050
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	238.050	0	0	0	0	0	238.050
404	**00**	**00**	**00**	**Activos reales**	**750.000**	**0**	**0**	**0**	**0**	0	**750.000**
404	01	00	00	Repuestos y reparaciones mayores	650.000	0	0	0	0	0	650.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115382 570047000 ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS DE FORMACIÓN COMUNAL QUE TRIBUTEN A LA CONSOLIDACIÓN DEL NUEVO ESTADO COMUNAL, A TRAVÉS DE HERRAMIENTAS MATERIALES Y ESPIRITUALES QUE PERMITAN GENERAR UNA NUEVA RELACIÓN ESTADO Y EL PUEBLO ORGANIZADO, GARANTIZANDO EL EJERCICIO RESPONSABLE HACIA LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO, Y REALIZAR UN ACOMPAÑAMIENTO A LOS VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS FORMADOS LOS CUALES SON ATENDIDOS EN LA ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR PARA VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 281.457 **FEMENINO:** 168.880 **MASCULINO:** 112.577

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570047002 FORMACIÓN DE VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 281.457

RESPONSABLE/EJECUTOR: FORMACIÓN DE VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	00	Repuestos mayores	400.000	0	0	0	0	0	400.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	200.000	0	0	0	0	0	200.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	250.000	0	0	0	0	0	250.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	250.000	0	0	0	0	0	250.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
404	07	01	00	Equipos científicos y de laboratorio	100.000	0	0	0	0	0	100.000
				Totales	**47.881.902**	**0**	**0**	**0**	**0**	0	**47.881.902**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115382 570047000 ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR.

OBJETIVO DEL PROYECTO: IMPULSAR POLÍTICAS DE FORMACIÓN COMUNAL QUE TRIBUTEN A LA CONSOLIDACIÓN DEL NUEVO ESTADO COMUNAL, A TRAVÉS DE HERRAMIENTAS MATERIALES Y ESPIRITUALES QUE PERMITAN GENERAR UNA NUEVA RELACIÓN ESTADO Y EL PUEBLO ORGANIZADO, GARANTIZANDO EL EJERCICIO RESPONSABLE HACIA LA CONSTRUCCIÓN DEL SOCIALISMO BOLIVARIANO, Y REALIZAR UN ACOMPAÑAMIENTO A LOS VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS FORMADOS LOS CUALES SON ATENDIDOS EN LA ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR PARA VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 281.457 **FEMENINO:** 168.880 **MASCULINO:** 112.577

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE FORMACIÓN COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570047003 BRINDAR ACOMPAÑAMIENTO A LOS VOCEROS, VOCERAS Y LÍDERES COMUNITARIOS FORMADOS Y ATENDIDOS EN LA ESCUELA PARA EL FORTALECIMIENTO DEL PODER POPULAR.

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 140.729

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE FORMACIÓN COMUNAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**10.000.000**	**0**	**0**	**0**	**0**	0	**10.000.000**
403	09	00	00	Viáticos y pasajes	2.599.090	0	0	0	0	0	2.599.090
403	09	01	00	Viáticos y pasajes dentro del país	2.599.090	0	0	0	0	0	2.599.090
403	18	00	00	Impuestos indirectos	4.000.000	0	0	0	0	0	4.000.000
403	18	01	00	Impuesto al valor agregado	4.000.000	0	0	0	0	0	4.000.000
403	99	00	00	Otros servicios no personales	3.400.910	0	0	0	0	0	3.400.910
403	99	01	00	Otros servicios no personales	3.400.910	0	0	0	0	0	3.400.910
404	**00**	**00**	**00**	**Activos reales**	**750.000**	**0**	**0**	**0**	**0**	0	**750.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	250.000	0	0	0	0	0	250.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	100.000	0	0	0	0	0	100.000
404	07	06	00	Instrumentos musicales y equipos de audio	150.000	0	0	0	0	0	150.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	0	500.000
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	400.000	0	0	0	0	0	400.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.500.000**	**0**	**0**	**0**	**0**	0	**1.500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.500.000	0	0	0	0	0	1.500.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.500.000	0	0	0	0	0	1.500.000
407	01	02	01	Donaciones corrientes a personas	1.500.000	0	0	0	0	0	1.500.000
				Totales	**12.250.000**	**0**	**0**	**0**	**0**	0	**12.250.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115455 570048000 TRANSFORMACIÓN INTEGRAL DE LAS NECESIDADES DE LA POBLACIÓN EN EXTREMA POBREZA Y MÁXIMA EXCLUSIÓN SOCIAL, SATISFACIENDO LAS CONDICIONES MATERIALES Y ESPIRITUALES DE MANERA CORRESPONSABLE.

OBJETIVO DEL PROYECTO: IMPLEMENTAR EL SISTEMA DE PROTECCIÓN SOCIAL COMO ACCIÓN CORRESPONSABLE CON EL PODER POPULAR AL SERVICIO DE LA CONSTRUCCIÓN DE UNA SOCIEDAD DEL BUEN VIVIR PARA TODOS Y TODAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 369.247

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.134.962**	**0**	**0**	**0**	**0**	**0**	**5.134.962**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.578.200	0	0	0	0	0	4.578.200
401	01	18	00	Remuneraciones al personal contratado	382.200	0	0	0	0	0	382.200
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	4.196.000	0	0	0	0	0	4.196.000
401	04	00	00	Complementos de sueldos y salarios	115.920	0	0	0	0	0	115.920
401	04	26	00	Bono compensatorio de alimentación al personal contratado	115.920	0	0	0	0	0	115.920
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	148.634	0	0	0	0	0	148.634
401	05	07	00	Aguinaldos al personal contratado	106.167	0	0	0	0	0	106.167
401	05	08	00	Bono vacacional al personal contratado	42.467	0	0	0	0	0	42.467
401	06	00	00	Aportes patronales y legales	53.508	0	0	0	0	0	53.508
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	38.220	0	0	0	0	0	38.220
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.644	0	0	0	0	0	7.644
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	7.644	0	0	0	0	0	7.644
401	07	00	00	Asistencia socio-económica	175.000	0	0	0	0	0	175.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	175.000	0	0	0	0	0	175.000
401	08	00	00	Prestaciones sociales e indemnizaciones	63.700	0	0	0	0	0	63.700
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	63.700	0	0	0	0	0	63.700
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.285.353**	**0**	**0**	**0**	**0**	**0**	**9.285.353**
402	01	00	00	Productos alimenticios y agropecuarios	1.813.400	0	0	0	0	0	1.813.400
402	01	01	00	Alimentos y bebidas para personas	1.813.400	0	0	0	0	0	1.813.400
402	03	00	00	Textiles y vestuarios	1.090.000	0	0	0	0	0	1.090.000
402	03	01	00	Textiles	450.000	0	0	0	0	0	450.000
402	03	02	00	Prendas de vestir	500.000	0	0	0	0	0	500.000
402	03	03	00	Calzados	140.000	0	0	0	0	0	140.000
402	04	00	00	Productos de cuero y caucho	98.000	0	0	0	0	0	98.000
402	04	01	00	Cueros y pieles	50.000	0	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	48.000	0	0	0	0	0	48.000
402	05	00	00	Productos de papel, cartón e impresos	2.033.600	0	0	0	0	0	2.033.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115455 570048000 TRANSFORMACIÓN INTEGRAL DE LAS NECESIDADES DE LA POBLACIÓN EN EXTREMA POBREZA Y MÁXIMA EXCLUSIÓN SOCIAL, SATISFACIENDO LAS CONDICIONES MATERIALES Y ESPIRITUALES DE MANERA CORRESPONSABLE.

OBJETIVO DEL PROYECTO: IMPLEMENTAR EL SISTEMA DE PROTECCIÓN SOCIAL COMO ACCIÓN CORRESPONSABLE CON EL PODER POPULAR AL SERVICIO DE LA CONSTRUCCIÓN DE UNA SOCIEDAD DEL BUEN VIVIR PARA TODOS Y TODAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 369.247

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	265.000	0	0	0	0	0	265.000
402	05	03	00	Productos de papel y cartón para oficina	1.221.100	0	0	0	0	0	1.221.100
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	547.500	0	0	0	0	0	547.500
402	06	00	00	Productos químicos y derivados	1.017.850	0	0	0	0	0	1.017.850
402	06	03	00	Tintas, pinturas y colorantes	684.300	0	0	0	0	0	684.300
402	06	04	00	Productos farmacéuticos y medicamentos	20.000	0	0	0	0	0	20.000
402	06	05	00	Productos de tocador	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	85.050	0	0	0	0	0	85.050
402	06	08	00	Productos plásticos	218.500	0	0	0	0	0	218.500
402	07	00	00	Productos minerales no metálicos	10.000	0	0	0	0	0	10.000
402	07	04	00	Cemento, cal y yeso	10.000	0	0	0	0	0	10.000
402	08	00	00	Productos metálicos	383.050	0	0	0	0	0	383.050
402	08	01	00	Productos primarios de hierro y acero	5.000	0	0	0	0	0	5.000
402	08	02	00	Productos de metales no ferrosos	50.000	0	0	0	0	0	50.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	239.250	0	0	0	0	0	239.250
402	08	09	00	Repuestos y accesorios para equipos de transporte	88.800	0	0	0	0	0	88.800
402	09	00	00	Productos de madera	15.000	0	0	0	0	0	15.000
402	09	99	00	Otros productos de madera	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	2.519.063	0	0	0	0	0	2.519.063
402	10	01	00	Artículos de deporte, recreación y juguetes	132.000	0	0	0	0	0	132.000
402	10	02	00	Materiales y útiles de limpieza y aseo	206.350	0	0	0	0	0	206.350
402	10	03	00	Utensilios de cocina y comedor	25.000	0	0	0	0	0	25.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	900.000	0	0	0	0	0	900.000
402	10	08	00	Materiales para equipos de computación	1.193.100	0	0	0	0	0	1.193.100
402	10	12	00	Materiales para instalaciones sanitarias	45.800	0	0	0	0	0	45.800
402	10	99	00	Otros productos y útiles diversos	16.813	0	0	0	0	0	16.813
402	99	00	00	Otros materiales y suministros	305.390	0	0	0	0	0	305.390
402	99	01	00	Otros materiales y suministros	305.390	0	0	0	0	0	305.390

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115455 570048000 TRANSFORMACIÓN INTEGRAL DE LAS NECESIDADES DE LA POBLACIÓN EN EXTREMA POBREZA Y MÁXIMA EXCLUSIÓN SOCIAL, SATISFACIENDO LAS CONDICIONES MATERIALES Y ESPIRITUALES DE MANERA CORRESPONSABLE.

OBJETIVO DEL PROYECTO: IMPLEMENTAR EL SISTEMA DE PROTECCIÓN SOCIAL COMO ACCIÓN CORRESPONSABLE CON EL PODER POPULAR AL SERVICIO DE LA CONSTRUCCIÓN DE UNA SOCIEDAD DEL BUEN VIVIR PARA TODOS Y TODAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 369.247

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**6.946.214**	**0**	**0**	**0**	**0**	**0**	**6.946.214**
403	01	00	00	Alquileres de inmuebles	360.000	0	0	0	0	0	360.000
403	01	01	00	Alquileres de edificios y locales	160.000	0	0	0	0	0	160.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	200.000	0	0	0	0	0	200.000
403	02	00	00	Alquileres de maquinaria y equipos	1.150.000	0	0	0	0	0	1.150.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.150.000	0	0	0	0	0	1.150.000
403	06	00	00	Servicios de transporte y almacenaje	15.000	0	0	0	0	0	15.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	15.000	0	0	0	0	0	15.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.334.000	0	0	0	0	0	1.334.000
403	07	01	00	Publicidad y propaganda	9.000	0	0	0	0	0	9.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	0	500.000
403	07	03	00	Relaciones sociales	750.000	0	0	0	0	0	750.000
403	07	04	00	Avisos	75.000	0	0	0	0	0	75.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.800	0	0	0	0	0	1.800
403	08	02	00	Comisiones y gastos bancarios	1.800	0	0	0	0	0	1.800
403	09	00	00	Viáticos y pasajes	1.374.000	0	0	0	0	0	1.374.000
403	09	01	00	Viáticos y pasajes dentro del país	1.350.000	0	0	0	0	0	1.350.000
403	09	02	00	Viáticos y pasajes fuera del país	24.000	0	0	0	0	0	24.000
403	10	00	00	Servicios profesionales y técnicos	586.937	0	0	0	0	0	586.937
403	10	11	00	Servicios para la elaboración y suministro de comida	586.937	0	0	0	0	0	586.937
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	135.000	0	0	0	0	0	135.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	75.000	0	0	0	0	0	75.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	0	60.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	36.000	0	0	0	0	0	36.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	36.000	0	0	0	0	0	36.000
403	18	00	00	Impuestos indirectos	1.950.000	0	0	0	0	0	1.950.000
403	18	01	00	Impuesto al valor agregado	1.950.000	0	0	0	0	0	1.950.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.477	0	0	0	0	0	3.477

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115455 570048000 TRANSFORMACIÓN INTEGRAL DE LAS NECESIDADES DE LA POBLACIÓN EN EXTREMA POBREZA Y MÁXIMA EXCLUSIÓN SOCIAL, SATISFACIENDO LAS CONDICIONES MATERIALES Y ESPIRITUALES DE MANERA CORRESPONSABLE.

OBJETIVO DEL PROYECTO: IMPLEMENTAR EL SISTEMA DE PROTECCIÓN SOCIAL COMO ACCIÓN CORRESPONSABLE CON EL PODER POPULAR AL SERVICIO DE LA CONSTRUCCIÓN DE UNA SOCIEDAD DEL BUEN VIVIR PARA TODOS Y TODAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 369.247

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.477	0	0	0	0	0	3.477
404	**00**	**00**	**00**	**Activos reales**	**1.533.471**	**0**	**0**	**0**	**0**	**0**	**1.533.471**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	76.000	0	0	0	0	0	76.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	21.000	0	0	0	0	0	21.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	55.000	0	0	0	0	0	55.000
404	04	00	00	Equipos de transporte, tracción y elevación	550.000	0	0	0	0	0	550.000
404	04	01	00	Vehículos automotores terrestres	550.000	0	0	0	0	0	550.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	38.001	0	0	0	0	0	38.001
404	05	01	00	Equipos de telecomunicaciones	38.001	0	0	0	0	0	38.001
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	229.000	0	0	0	0	0	229.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	119.000	0	0	0	0	0	119.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	60.000	0	0	0	0	0	60.000
404	07	06	00	Instrumentos musicales y equipos de audio	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	634.470	0	0	0	0	0	634.470
404	09	01	00	Mobiliario y equipos de oficina	200.000	0	0	0	0	0	200.000
404	09	02	00	Equipos de computación	414.470	0	0	0	0	0	414.470
404	09	03	00	Mobiliario y equipos de alojamiento	20.000	0	0	0	0	0	20.000
404	12	00	00	Activos intangibles	6.000	0	0	0	0	0	6.000
404	12	04	00	Paquetes y programas de computación	6.000	0	0	0	0	0	6.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**11.100.000**	**0**	**0**	**0**	**0**	**0**	**11.100.000**
407	01	00	00	Transferencias y donaciones corrientes internas	11.100.000	0	0	0	0	0	11.100.000
407	01	02	00	Donaciones corrientes internas al sector privado	11.100.000	0	0	0	0	0	11.100.000
407	01	02	01	Donaciones corrientes a personas	11.100.000	0	0	0	0	0	11.100.000
				Totales	**34.000.000**	**0**	**0**	**0**	**0**	**0**	**34.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115455 570048000 TRANSFORMACIÓN INTEGRAL DE LAS NECESIDADES DE LA POBLACIÓN EN EXTREMA POBREZA Y MÁXIMA EXCLUSIÓN SOCIAL, SATISFACIENDO LAS CONDICIONES MATERIALES Y ESPIRITUALES DE MANERA CORRESPONSABLE.

OBJETIVO DEL PROYECTO: IMPLEMENTAR EL SISTEMA DE PROTECCIÓN SOCIAL COMO ACCIÓN CORRESPONSABLE CON EL PODER POPULAR AL SERVICIO DE LA CONSTRUCCIÓN DE UNA SOCIEDAD DEL BUEN VIVIR PARA TODOS Y TODAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA

META: 369.247

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115455 570048000 TRANSFORMACIÓN INTEGRAL DE LAS NECESIDADES DE LA POBLACIÓN EN EXTREMA POBREZA Y MÁXIMA EXCLUSIÓN SOCIAL, SATISFACIENDO LAS CONDICIONES MATERIALES Y ESPIRITUALES DE MANERA CORRESPONSABLE.

OBJETIVO DEL PROYECTO: IMPLEMENTAR EL SISTEMA DE PROTECCIÓN SOCIAL COMO ACCIÓN CORRESPONSABLE CON EL PODER POPULAR AL SERVICIO DE LA CONSTRUCCIÓN DE UNA SOCIEDAD DEL BUEN VIVIR PARA TODOS Y TODAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 369.247

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570048001 PREVENCIÓN INTEGRAL DE MANERA CORRESPONSABLE CON LOS GRUPOS SOCIALES EN RIESGO DE VULNERABILIDAD.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 137.930

RESPONSABLE/EJECUTOR: DESPACHO DE PROTECCIÓN SOCIAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.922.412**	**0**	**0**	**0**	**0**	0	**3.922.412**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.683.800	0	0	0	0	0	3.683.800
401	01	18	00	Remuneraciones al personal contratado	163.800	0	0	0	0	0	163.800
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.520.000	0	0	0	0	0	3.520.000
401	04	00	00	Complementos de sueldos y salarios	49.680	0	0	0	0	0	49.680
401	04	26	00	Bono compensatorio de alimentación al personal contratado	49.680	0	0	0	0	0	49.680
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	63.700	0	0	0	0	0	63.700
401	05	07	00	Aguinaldos al personal contratado	45.500	0	0	0	0	0	45.500
401	05	08	00	Bono vacacional al personal contratado	18.200	0	0	0	0	0	18.200
401	06	00	00	Aportes patronales y legales	22.932	0	0	0	0	0	22.932
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	16.380	0	0	0	0	0	16.380
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.276	0	0	0	0	0	3.276
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	3.276	0	0	0	0	0	3.276
401	07	00	00	Asistencia socio-económica	75.000	0	0	0	0	0	75.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	75.000	0	0	0	0	0	75.000
401	08	00	00	Prestaciones sociales e indemnizaciones	27.300	0	0	0	0	0	27.300
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	27.300	0	0	0	0	0	27.300
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.551.690**	**0**	**0**	**0**	**0**	0	**4.551.690**
402	01	00	00	Productos alimenticios y agropecuarios	892.500	0	0	0	0	0	892.500
402	01	01	00	Alimentos y bebidas para personas	892.500	0	0	0	0	0	892.500
402	03	00	00	Textiles y vestuarios	560.000	0	0	0	0	0	560.000
402	03	01	00	Textiles	250.000	0	0	0	0	0	250.000
402	03	02	00	Prendas de vestir	250.000	0	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115455 570048000 TRANSFORMACIÓN INTEGRAL DE LAS NECESIDADES DE LA POBLACIÓN EN EXTREMA POBREZA Y MÁXIMA EXCLUSIÓN SOCIAL, SATISFACIENDO LAS CONDICIONES MATERIALES Y ESPIRITUALES DE MANERA CORRESPONSABLE.

OBJETIVO DEL PROYECTO: IMPLEMENTAR EL SISTEMA DE PROTECCIÓN SOCIAL COMO ACCIÓN CORRESPONSABLE CON EL PODER POPULAR AL SERVICIO DE LA CONSTRUCCIÓN DE UNA SOCIEDAD DEL BUEN VIVIR PARA TODOS Y TODAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 369.247

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 570048001 PREVENCIÓN INTEGRAL DE MANERA CORRESPONSABLE CON LOS GRUPOS SOCIALES EN RIESGO DE VULNERABILIDAD.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 137.930

RESPONSABLE/EJECUTOR: DESPACHO DE PROTECCIÓN SOCIAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	03	00	Calzados	60.000	0	0	0	0	0	60.000
402	04	00	00	Productos de cuero y caucho	69.200	0	0	0	0	0	69.200
402	04	01	00	Cueros y pieles	50.000	0	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	19.200	0	0	0	0	0	19.200
402	05	00	00	Productos de papel, cartón e impresos	980.700	0	0	0	0	0	980.700
402	05	01	00	Pulpa de madera, papel y cartón	132.500	0	0	0	0	0	132.500
402	05	03	00	Productos de papel y cartón para oficina	650.700	0	0	0	0	0	650.700
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	197.500	0	0	0	0	0	197.500
402	06	00	00	Productos químicos y derivados	462.850	0	0	0	0	0	462.850
402	06	03	00	Tintas, pinturas y colorantes	359.300	0	0	0	0	0	359.300
402	06	06	00	Combustibles y lubricantes	15.050	0	0	0	0	0	15.050
402	06	08	00	Productos plásticos	88.500	0	0	0	0	0	88.500
402	07	00	00	Productos minerales no metálicos	5.000	0	0	0	0	0	5.000
402	07	04	00	Cemento, cal y yeso	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	249.400	0	0	0	0	0	249.400
402	08	01	00	Productos primarios de hierro y acero	5.000	0	0	0	0	0	5.000
402	08	02	00	Productos de metales no ferrosos	50.000	0	0	0	0	0	50.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	150.000	0	0	0	0	0	150.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	44.400	0	0	0	0	0	44.400
402	09	00	00	Productos de madera	15.000	0	0	0	0	0	15.000
402	09	99	00	Otros productos de madera	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	1.166.650	0	0	0	0	0	1.166.650
402	10	01	00	Artículos de deporte, recreación y juguetes	32.000	0	0	0	0	0	32.000
402	10	02	00	Materiales y útiles de limpieza y aseo	91.750	0	0	0	0	0	91.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115455 570048000 TRANSFORMACIÓN INTEGRAL DE LAS NECESIDADES DE LA POBLACIÓN EN EXTREMA POBREZA Y MÁXIMA EXCLUSIÓN SOCIAL, SATISFACIENDO LAS CONDICIONES MATERIALES Y ESPIRITUALES DE MANERA CORRESPONSABLE.

OBJETIVO DEL PROYECTO: IMPLEMENTAR EL SISTEMA DE PROTECCIÓN SOCIAL COMO ACCIÓN CORRESPONSABLE CON EL PODER POPULAR AL SERVICIO DE LA CONSTRUCCIÓN DE UNA SOCIEDAD DEL BUEN VIVIR PARA TODOS Y TODAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 369.247

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570048001 PREVENCIÓN INTEGRAL DE MANERA CORRESPONSABLE CON LOS GRUPOS SOCIALES EN RIESGO DE VULNERABILIDAD.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 137.930

RESPONSABLE/EJECUTOR: DESPACHO DE PROTECCIÓN SOCIAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	450.000	0	0	0	0	0	450.000
402	10	08	00	Materiales para equipos de computación	580.000	0	0	0	0	0	580.000
402	10	12	00	Materiales para instalaciones sanitarias	12.900	0	0	0	0	0	12.900
402	99	00	00	Otros materiales y suministros	150.390	0	0	0	0	0	150.390
402	99	01	00	Otros materiales y suministros	150.390	0	0	0	0	0	150.390
403	**00**	**00**	**00**	**Servicios no personales**	**2.961.427**	**0**	**0**	**0**	**0**	0	**2.961.427**
403	01	00	00	Alquileres de inmuebles	110.000	0	0	0	0	0	110.000
403	01	01	00	Alquileres de edificios y locales	60.000	0	0	0	0	0	60.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	50.000	0	0	0	0	0	50.000
403	02	00	00	Alquileres de maquinaria y equipos	500.000	0	0	0	0	0	500.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	500.000	0	0	0	0	0	500.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	509.000	0	0	0	0	0	509.000
403	07	01	00	Publicidad y propaganda	9.000	0	0	0	0	0	9.000
403	07	02	00	Imprenta y reproducción	250.000	0	0	0	0	0	250.000
403	07	03	00	Relaciones sociales	250.000	0	0	0	0	0	250.000
403	09	00	00	Viáticos y pasajes	600.000	0	0	0	0	0	600.000
403	09	01	00	Viáticos y pasajes dentro del país	600.000	0	0	0	0	0	600.000
403	10	00	00	Servicios profesionales y técnicos	236.937	0	0	0	0	0	236.937
403	10	11	00	Servicios para la elaboración y suministro de comida	236.937	0	0	0	0	0	236.937
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	54.000	0	0	0	0	0	54.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	30.000	0	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	24.000	0	0	0	0	0	24.000
403	18	00	00	Impuestos indirectos	950.000	0	0	0	0	0	950.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115455 570048000 TRANSFORMACIÓN INTEGRAL DE LAS NECESIDADES DE LA POBLACIÓN EN EXTREMA POBREZA Y MÁXIMA EXCLUSIÓN SOCIAL, SATISFACIENDO LAS CONDICIONES MATERIALES Y ESPIRITUALES DE MANERA CORRESPONSABLE.

OBJETIVO DEL PROYECTO: IMPLEMENTAR EL SISTEMA DE PROTECCIÓN SOCIAL COMO ACCIÓN CORRESPONSABLE CON EL PODER POPULAR AL SERVICIO DE LA CONSTRUCCIÓN DE UNA SOCIEDAD DEL BUEN VIVIR PARA TODOS Y TODAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 369.247

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570048001 PREVENCIÓN INTEGRAL DE MANERA CORRESPONSABLE CON LOS GRUPOS SOCIALES EN RIESGO DE VULNERABILIDAD.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 137.930

RESPONSABLE/EJECUTOR: DESPACHO DE PROTECCIÓN SOCIAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	950.000	0	0	0	0	0	950.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.490	0	0	0	0	0	1.490
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.490	0	0	0	0	0	1.490
404	**00**	**00**	**00**	**Activos reales**	**564.470**	**0**	**0**	**0**	**0**	0	**564.470**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	55.000	0	0	0	0	0	55.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	55.000	0	0	0	0	0	55.000
404	04	00	00	Equipos de transporte, tracción y elevación	250.000	0	0	0	0	0	250.000
404	04	01	00	Vehículos automotores terrestres	250.000	0	0	0	0	0	250.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	8.000	0	0	0	0	0	8.000
404	05	01	00	Equipos de telecomunicaciones	8.000	0	0	0	0	0	8.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	71.000	0	0	0	0	0	71.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	56.000	0	0	0	0	0	56.000
404	07	06	00	Instrumentos musicales y equipos de audio	15.000	0	0	0	0	0	15.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	180.470	0	0	0	0	0	180.470
404	09	02	00	Equipos de computación	180.470	0	0	0	0	0	180.470
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.000.000**	**0**	**0**	**0**	**0**	0	**5.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	5.000.000	0	0	0	0	0	5.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	5.000.000	0	0	0	0	0	5.000.000
407	01	02	01	Donaciones corrientes a personas	5.000.000	0	0	0	0	0	5.000.000
				Totales	**16.999.999**	**0**	**0**	**0**	**0**	0	**16.999.999**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115455 570048000 TRANSFORMACIÓN INTEGRAL DE LAS NECESIDADES DE LA POBLACIÓN EN EXTREMA POBREZA Y MÁXIMA EXCLUSIÓN SOCIAL, SATISFACIENDO LAS CONDICIONES MATERIALES Y ESPIRITUALES DE MANERA CORRESPONSABLE.

OBJETIVO DEL PROYECTO: IMPLEMENTAR EL SISTEMA DE PROTECCIÓN SOCIAL COMO ACCIÓN CORRESPONSABLE CON EL PODER POPULAR AL SERVICIO DE LA CONSTRUCCIÓN DE UNA SOCIEDAD DEL BUEN VIVIR PARA TODOS Y TODAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 369.247

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570048002 ATENCIÓN INTEGRAL DE MANERA CORRESPONSABLE CON LAS PERSONAS O GRUPOS SOCIALES CON DERECHOS VULNERADOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 231.317

RESPONSABLE/EJECUTOR: DESPACHO DE PROTECCIÓN SOCIAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.212.550**	**0**	**0**	**0**	**0**	0	**1.212.550**
401	01	00	00	Sueldos, salarios y otras retribuciones	894.400	0	0	0	0	0	894.400
401	01	18	00	Remuneraciones al personal contratado	218.400	0	0	0	0	0	218.400
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	676.000	0	0	0	0	0	676.000
401	04	00	00	Complementos de sueldos y salarios	66.240	0	0	0	0	0	66.240
401	04	26	00	Bono compensatorio de alimentación al personal contratado	66.240	0	0	0	0	0	66.240
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	84.934	0	0	0	0	0	84.934
401	05	07	00	Aguinaldos al personal contratado	60.667	0	0	0	0	0	60.667
401	05	08	00	Bono vacacional al personal contratado	24.267	0	0	0	0	0	24.267
401	06	00	00	Aportes patronales y legales	30.576	0	0	0	0	0	30.576
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	21.840	0	0	0	0	0	21.840
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.368	0	0	0	0	0	4.368
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	4.368	0	0	0	0	0	4.368
401	07	00	00	Asistencia socio-económica	100.000	0	0	0	0	0	100.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	100.000	0	0	0	0	0	100.000
401	08	00	00	Prestaciones sociales e indemnizaciones	36.400	0	0	0	0	0	36.400
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	36.400	0	0	0	0	0	36.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.733.663**	**0**	**0**	**0**	**0**	0	**4.733.663**
402	01	00	00	Productos alimenticios y agropecuarios	920.900	0	0	0	0	0	920.900
402	01	01	00	Alimentos y bebidas para personas	920.900	0	0	0	0	0	920.900
402	03	00	00	Textiles y vestuarios	530.000	0	0	0	0	0	530.000
402	03	01	00	Textiles	200.000	0	0	0	0	0	200.000
402	03	02	00	Prendas de vestir	250.000	0	0	0	0	0	250.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115455 570048000 TRANSFORMACIÓN INTEGRAL DE LAS NECESIDADES DE LA POBLACIÓN EN EXTREMA POBREZA Y MÁXIMA EXCLUSIÓN SOCIAL, SATISFACIENDO LAS CONDICIONES MATERIALES Y ESPIRITUALES DE MANERA CORRESPONSABLE.

OBJETIVO DEL PROYECTO: IMPLEMENTAR EL SISTEMA DE PROTECCIÓN SOCIAL COMO ACCIÓN CORRESPONSABLE CON EL PODER POPULAR AL SERVICIO DE LA CONSTRUCCIÓN DE UNA SOCIEDAD DEL BUEN VIVIR PARA TODOS Y TODAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 369.247

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 570048002 ATENCIÓN INTEGRAL DE MANERA CORRESPONSABLE CON LAS PERSONAS O GRUPOS SOCIALES CON DERECHOS VULNERADOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 231.317

RESPONSABLE/EJECUTOR: DESPACHO DE PROTECCIÓN SOCIAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	03	00	Calzados	80.000	0	0	0	0	0	80.000
402	04	00	00	Productos de cuero y caucho	28.800	0	0	0	0	0	28.800
402	04	03	00	Cauchos y tripas para vehículos	28.800	0	0	0	0	0	28.800
402	05	00	00	Productos de papel, cartón e impresos	1.052.900	0	0	0	0	0	1.052.900
402	05	01	00	Pulpa de madera, papel y cartón	132.500	0	0	0	0	0	132.500
402	05	03	00	Productos de papel y cartón para oficina	570.400	0	0	0	0	0	570.400
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	350.000	0	0	0	0	0	350.000
402	06	00	00	Productos químicos y derivados	555.000	0	0	0	0	0	555.000
402	06	03	00	Tintas, pinturas y colorantes	325.000	0	0	0	0	0	325.000
402	06	04	00	Productos farmacéuticos y medicamentos	20.000	0	0	0	0	0	20.000
402	06	05	00	Productos de tocador	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	70.000	0	0	0	0	0	70.000
402	06	08	00	Productos plásticos	130.000	0	0	0	0	0	130.000
402	07	00	00	Productos minerales no metálicos	5.000	0	0	0	0	0	5.000
402	07	04	00	Cemento, cal y yeso	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	133.650	0	0	0	0	0	133.650
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	89.250	0	0	0	0	0	89.250
402	08	09	00	Repuestos y accesorios para equipos de transporte	44.400	0	0	0	0	0	44.400
402	10	00	00	Productos varios y útiles diversos	1.352.413	0	0	0	0	0	1.352.413
402	10	01	00	Artículos de deporte, recreación y juguetes	100.000	0	0	0	0	0	100.000
402	10	02	00	Materiales y útiles de limpieza y aseo	114.600	0	0	0	0	0	114.600
402	10	03	00	Utensilios de cocina y comedor	25.000	0	0	0	0	0	25.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	450.000	0	0	0	0	0	450.000
402	10	08	00	Materiales para equipos de computación	613.100	0	0	0	0	0	613.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115455 570048000 TRANSFORMACIÓN INTEGRAL DE LAS NECESIDADES DE LA POBLACIÓN EN EXTREMA POBREZA Y MÁXIMA EXCLUSIÓN SOCIAL, SATISFACIENDO LAS CONDICIONES MATERIALES Y ESPIRITUALES DE MANERA CORRESPONSABLE.

OBJETIVO DEL PROYECTO: IMPLEMENTAR EL SISTEMA DE PROTECCIÓN SOCIAL COMO ACCIÓN CORRESPONSABLE CON EL PODER POPULAR AL SERVICIO DE LA CONSTRUCCIÓN DE UNA SOCIEDAD DEL BUEN VIVIR PARA TODOS Y TODAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 369.247

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570048002 ATENCIÓN INTEGRAL DE MANERA CORRESPONSABLE CON LAS PERSONAS O GRUPOS SOCIALES CON DERECHOS VULNERADOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 231.317

RESPONSABLE/EJECUTOR: DESPACHO DE PROTECCIÓN SOCIAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	32.900	0	0	0	0	0	32.900
402	10	99	00	Otros productos y útiles diversos	16.813	0	0	0	0	0	16.813
402	99	00	00	Otros materiales y suministros	155.000	0	0	0	0	0	155.000
402	99	01	00	Otros materiales y suministros	155.000	0	0	0	0	0	155.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.984.787**	**0**	**0**	**0**	**0**	0	**3.984.787**
403	01	00	00	Alquileres de inmuebles	250.000	0	0	0	0	0	250.000
403	01	01	00	Alquileres de edificios y locales	100.000	0	0	0	0	0	100.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	150.000	0	0	0	0	0	150.000
403	02	00	00	Alquileres de maquinaria y equipos	650.000	0	0	0	0	0	650.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	650.000	0	0	0	0	0	650.000
403	06	00	00	Servicios de transporte y almacenaje	15.000	0	0	0	0	0	15.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	15.000	0	0	0	0	0	15.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	825.000	0	0	0	0	0	825.000
403	07	02	00	Imprenta y reproducción	250.000	0	0	0	0	0	250.000
403	07	03	00	Relaciones sociales	500.000	0	0	0	0	0	500.000
403	07	04	00	Avisos	75.000	0	0	0	0	0	75.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.800	0	0	0	0	0	1.800
403	08	02	00	Comisiones y gastos bancarios	1.800	0	0	0	0	0	1.800
403	09	00	00	Viáticos y pasajes	774.000	0	0	0	0	0	774.000
403	09	01	00	Viáticos y pasajes dentro del país	750.000	0	0	0	0	0	750.000
403	09	02	00	Viáticos y pasajes fuera del país	24.000	0	0	0	0	0	24.000
403	10	00	00	Servicios profesionales y técnicos	350.000	0	0	0	0	0	350.000
403	10	11	00	Servicios para la elaboración y suministro de comida	350.000	0	0	0	0	0	350.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	81.000	0	0	0	0	0	81.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115455 570048000 TRANSFORMACIÓN INTEGRAL DE LAS NECESIDADES DE LA POBLACIÓN EN EXTREMA POBREZA Y MÁXIMA EXCLUSIÓN SOCIAL, SATISFACIENDO LAS CONDICIONES MATERIALES Y ESPIRITUALES DE MANERA CORRESPONSABLE.

OBJETIVO DEL PROYECTO: IMPLEMENTAR EL SISTEMA DE PROTECCIÓN SOCIAL COMO ACCIÓN CORRESPONSABLE CON EL PODER POPULAR AL SERVICIO DE LA CONSTRUCCIÓN DE UNA SOCIEDAD DEL BUEN VIVIR PARA TODOS Y TODAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 369.247

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570048002 ATENCIÓN INTEGRAL DE MANERA CORRESPONSABLE CON LAS PERSONAS O GRUPOS SOCIALES CON DERECHOS VULNERADOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 231.317

RESPONSABLE/EJECUTOR: DESPACHO DE PROTECCIÓN SOCIAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	45.000	0	0	0	0	0	45.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	36.000	0	0	0	0	0	36.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	36.000	0	0	0	0	0	36.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	36.000	0	0	0	0	0	36.000
403	18	00	00	Impuestos indirectos	1.000.000	0	0	0	0	0	1.000.000
403	18	01	00	Impuesto al valor agregado	1.000.000	0	0	0	0	0	1.000.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.987	0	0	0	0	0	1.987
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.987	0	0	0	0	0	1.987
404	**00**	**00**	**00**	**Activos reales**	**969.001**	**0**	**0**	**0**	**0**	0	**969.001**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	21.000	0	0	0	0	0	21.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	21.000	0	0	0	0	0	21.000
404	04	00	00	Equipos de transporte, tracción y elevación	300.000	0	0	0	0	0	300.000
404	04	01	00	Vehículos automotores terrestres	300.000	0	0	0	0	0	300.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	30.001	0	0	0	0	0	30.001
404	05	01	00	Equipos de telecomunicaciones	30.001	0	0	0	0	0	30.001
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	158.000	0	0	0	0	0	158.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	63.000	0	0	0	0	0	63.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	60.000	0	0	0	0	0	60.000
404	07	06	00	Instrumentos musicales y equipos de audio	35.000	0	0	0	0	0	35.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	454.000	0	0	0	0	0	454.000
404	09	01	00	Mobiliario y equipos de oficina	200.000	0	0	0	0	0	200.000
404	09	02	00	Equipos de computación	234.000	0	0	0	0	0	234.000
404	09	03	00	Mobiliario y equipos de alojamiento	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115455 570048000 TRANSFORMACIÓN INTEGRAL DE LAS NECESIDADES DE LA POBLACIÓN EN EXTREMA POBREZA Y MÁXIMA EXCLUSIÓN SOCIAL, SATISFACIENDO LAS CONDICIONES MATERIALES Y ESPIRITUALES DE MANERA CORRESPONSABLE.

OBJETIVO DEL PROYECTO: IMPLEMENTAR EL SISTEMA DE PROTECCIÓN SOCIAL COMO ACCIÓN CORRESPONSABLE CON EL PODER POPULAR AL SERVICIO DE LA CONSTRUCCIÓN DE UNA SOCIEDAD DEL BUEN VIVIR PARA TODOS Y TODAS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 369.247

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570048002 ATENCIÓN INTEGRAL DE MANERA CORRESPONSABLE CON LAS PERSONAS O GRUPOS SOCIALES CON DERECHOS VULNERADOS.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 231.317

RESPONSABLE/EJECUTOR: DESPACHO DE PROTECCIÓN SOCIAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	12	00	00	Activos intangibles	6.000	0	0	0	0	0	6.000
404	12	04	00	Paquetes y programas de computación	6.000	0	0	0	0	0	6.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.100.000**	**0**	**0**	**0**	**0**	0	**6.100.000**
407	01	00	00	Transferencias y donaciones corrientes internas	6.100.000	0	0	0	0	0	6.100.000
407	01	02	00	Donaciones corrientes internas al sector privado	6.100.000	0	0	0	0	0	6.100.000
407	01	02	01	Donaciones corrientes a personas	6.100.000	0	0	0	0	0	6.100.000
				Totales	**17.000.001**	**0**	**0**	**0**	**0**	0	**17.000.001**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115395 570049000 BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD Y SUS FAMILIARES GENERÁNDOLES ESPACIOS PARA SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN EL MARCO DE LA MISIÓN DR. JOSÉ GREGORIO HERNÁNDEZ

OBJETIVO DEL PROYECTO: GENERAR MECANISMOS DE PROTECCIÓN SOCIAL QUE FOMENTEN LA ORGANIZACIÓN SOCIAL A FIN DE COADYUVAR EN EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 87.550

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**9.067.112**	**0**	**0**	**0**	**0**	**0**	**9.067.112**
401	01	00	00	Sueldos, salarios y otras retribuciones	7.092.600	0	0	0	0	0	7.092.600
401	01	18	00	Remuneraciones al personal contratado	1.092.600	0	0	0	0	0	1.092.600
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	6.000.000	0	0	0	0	0	6.000.000
401	04	00	00	Complementos de sueldos y salarios	480.240	0	0	0	0	0	480.240
401	04	26	00	Bono compensatorio de alimentación al personal contratado	480.240	0	0	0	0	0	480.240
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	434.208	0	0	0	0	0	434.208
401	05	07	00	Aguinaldos al personal contratado	312.808	0	0	0	0	0	312.808
401	05	08	00	Bono vacacional al personal contratado	121.400	0	0	0	0	0	121.400
401	06	00	00	Aportes patronales y legales	152.964	0	0	0	0	0	152.964
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	109.260	0	0	0	0	0	109.260
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	21.852	0	0	0	0	0	21.852
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	21.852	0	0	0	0	0	21.852
401	07	00	00	Asistencia socio-económica	725.000	0	0	0	0	0	725.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	725.000	0	0	0	0	0	725.000
401	08	00	00	Prestaciones sociales e indemnizaciones	182.100	0	0	0	0	0	182.100
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	182.100	0	0	0	0	0	182.100
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.088.853**	**0**	**0**	**0**	**0**	**0**	**1.088.853**
402	01	00	00	Productos alimenticios y agropecuarios	193.988	0	0	0	0	0	193.988
402	01	01	00	Alimentos y bebidas para personas	193.988	0	0	0	0	0	193.988
402	05	00	00	Productos de papel, cartón e impresos	261.550	0	0	0	0	0	261.550
402	05	03	00	Productos de papel y cartón para oficina	261.550	0	0	0	0	0	261.550
402	06	00	00	Productos químicos y derivados	33.300	0	0	0	0	0	33.300
402	06	06	00	Combustibles y lubricantes	33.300	0	0	0	0	0	33.300
402	08	00	00	Productos metálicos	18.750	0	0	0	0	0	18.750
402	08	09	00	Repuestos y accesorios para equipos de transporte	18.750	0	0	0	0	0	18.750
402	10	00	00	Productos varios y útiles diversos	381.265	0	0	0	0	0	381.265
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	113.737	0	0	0	0	0	113.737

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115395 570049000 BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD Y SUS FAMILIARES GENERÁNDOLES ESPACIOS PARA SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN EL MARCO DE LA MISIÓN DR. JOSÉ GREGORIO HERNÁNDEZ

OBJETIVO DEL PROYECTO: GENERAR MECANISMOS DE PROTECCIÓN SOCIAL QUE FOMENTEN LA ORGANIZACIÓN SOCIAL A FIN DE COADYUVAR EN EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 87.550

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	267.528	0	0	0	0	0	267.528
402	99	00	00	Otros materiales y suministros	200.000	0	0	0	0	0	200.000
402	99	01	00	Otros materiales y suministros	200.000	0	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.473.234**	**0**	**0**	**0**	**0**	**0**	**6.473.234**
403	01	00	00	Alquileres de inmuebles	415.000	0	0	0	0	0	415.000
403	01	01	00	Alquileres de edificios y locales	90.000	0	0	0	0	0	90.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	325.000	0	0	0	0	0	325.000
403	02	00	00	Alquileres de maquinaria y equipos	220.000	0	0	0	0	0	220.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	220.000	0	0	0	0	0	220.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	857.129	0	0	0	0	0	857.129
403	07	02	00	Imprenta y reproducción	37.125	0	0	0	0	0	37.125
403	07	03	00	Relaciones sociales	815.000	0	0	0	0	0	815.000
403	07	04	00	Avisos	5.004	0	0	0	0	0	5.004
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.500	0	0	0	0	0	1.500
403	08	02	00	Comisiones y gastos bancarios	1.500	0	0	0	0	0	1.500
403	09	00	00	Viáticos y pasajes	1.609.000	0	0	0	0	0	1.609.000
403	09	01	00	Viáticos y pasajes dentro del país	1.609.000	0	0	0	0	0	1.609.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	661.200	0	0	0	0	0	661.200
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	661.200	0	0	0	0	0	661.200
403	18	00	00	Impuestos indirectos	1.696.498	0	0	0	0	0	1.696.498
403	18	01	00	Impuesto al valor agregado	1.696.498	0	0	0	0	0	1.696.498
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	14.407	0	0	0	0	0	14.407
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	14.407	0	0	0	0	0	14.407
403	99	00	00	Otros servicios no personales	998.500	0	0	0	0	0	998.500
403	99	01	00	Otros servicios no personales	998.500	0	0	0	0	0	998.500
404	**00**	**00**	**00**	**Activos reales**	**329.101**	**0**	**0**	**0**	**0**	**0**	**329.101**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	329.101	0	0	0	0	0	329.101
404	09	01	00	Mobiliario y equipos de oficina	23.400	0	0	0	0	0	23.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115395 570049000 BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD Y SUS FAMILIARES GENERÁNDOLES ESPACIOS PARA SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN EL MARCO DE LA MISIÓN DR. JOSÉ GREGORIO HERNÁNDEZ

OBJETIVO DEL PROYECTO: GENERAR MECANISMOS DE PROTECCIÓN SOCIAL QUE FOMENTEN LA ORGANIZACIÓN SOCIAL A FIN DE COADYUVAR EN EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA

META: 87.550

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	305.701	0	0	0	0	0	305.701
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.041.700**	**0**	**0**	**0**	**0**	**0**	**12.041.700**
407	01	00	00	Transferencias y donaciones corrientes internas	12.041.700	0	0	0	0	0	12.041.700
407	01	02	00	Donaciones corrientes internas al sector privado	12.041.700	0	0	0	0	0	12.041.700
407	01	02	01	Donaciones corrientes a personas	12.041.700	0	0	0	0	0	12.041.700
				Totales	**29.000.000**	**0**	**0**	**0**	**0**	**0**	**29.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115395 570049000 BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD Y SUS FAMILIARES GENERÁNDOLES ESPACIOS PARA SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN EL MARCO DE LA MISIÓN DR. JOSÉ GREGORIO HERNÁNDEZ

OBJETIVO DEL PROYECTO: GENERAR MECANISMOS DE PROTECCIÓN SOCIAL QUE FOMENTEN LA ORGANIZACIÓN SOCIAL A FIN DE COADYUVAR EN EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA

META: 87.550

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115395 570049000 BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD Y SUS FAMILIARES GENERÁNDOLES ESPACIOS PARA SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN EL MARCO DE LA MISIÓN DR. JOSÉ GREGORIO HERNÁNDEZ

OBJETIVO DEL PROYECTO: GENERAR MECANISMOS DE PROTECCIÓN SOCIAL QUE FOMENTEN LA ORGANIZACIÓN SOCIAL A FIN DE COADYUVAR EN EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 87.550

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570049001 ATENCIÓN INTEGRAL DE LAS PERSONAS CON DISCAPACIDAD, EN CORRESPONSABILIDAD CON EL PODER POPULAR.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 87.550

RESPONSABLE/EJECUTOR: DESPACHO DE PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**9.067.112**	**0**	**0**	**0**	**0**	0	**9.067.112**
401	01	00	00	Sueldos, salarios y otras retribuciones	7.092.600	0	0	0	0	0	7.092.600
401	01	18	00	Remuneraciones al personal contratado	1.092.600	0	0	0	0	0	1.092.600
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	6.000.000	0	0	0	0	0	6.000.000
401	04	00	00	Complementos de sueldos y salarios	480.240	0	0	0	0	0	480.240
401	04	26	00	Bono compensatorio de alimentación al personal contratado	480.240	0	0	0	0	0	480.240
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	434.208	0	0	0	0	0	434.208
401	05	07	00	Aguinaldos al personal contratado	312.808	0	0	0	0	0	312.808
401	05	08	00	Bono vacacional al personal contratado	121.400	0	0	0	0	0	121.400
401	06	00	00	Aportes patronales y legales	152.964	0	0	0	0	0	152.964
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	109.260	0	0	0	0	0	109.260
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	21.852	0	0	0	0	0	21.852
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	21.852	0	0	0	0	0	21.852
401	07	00	00	Asistencia socio-económica	725.000	0	0	0	0	0	725.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	725.000	0	0	0	0	0	725.000
401	08	00	00	Prestaciones sociales e indemnizaciones	182.100	0	0	0	0	0	182.100
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	182.100	0	0	0	0	0	182.100
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.088.853**	**0**	**0**	**0**	**0**	0	**1.088.853**
402	01	00	00	Productos alimenticios y agropecuarios	193.988	0	0	0	0	0	193.988
402	01	01	00	Alimentos y bebidas para personas	193.988	0	0	0	0	0	193.988
402	05	00	00	Productos de papel, cartón e impresos	261.550	0	0	0	0	0	261.550
402	05	03	00	Productos de papel y cartón para oficina	261.550	0	0	0	0	0	261.550
402	06	00	00	Productos químicos y derivados	33.300	0	0	0	0	0	33.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115395 570049000 BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD Y SUS FAMILIARES GENERÁNDOLES ESPACIOS PARA SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN EL MARCO DE LA MISIÓN DR. JOSÉ GREGORIO HERNÁNDEZ

OBJETIVO DEL PROYECTO: GENERAR MECANISMOS DE PROTECCIÓN SOCIAL QUE FOMENTEN LA ORGANIZACIÓN SOCIAL A FIN DE COADYUVAR EN EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 87.550

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570049001 ATENCIÓN INTEGRAL DE LAS PERSONAS CON DISCAPACIDAD, EN CORRESPONSABILIDAD CON EL PODER POPULAR.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 87.550

RESPONSABLE/EJECUTOR: DESPACHO DE PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	33.300	0	0	0	0	0	33.300
402	08	00	00	Productos metálicos	18.750	0	0	0	0	0	18.750
402	08	09	00	Repuestos y accesorios para equipos de transporte	18.750	0	0	0	0	0	18.750
402	10	00	00	Productos varios y útiles diversos	381.265	0	0	0	0	0	381.265
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	113.737	0	0	0	0	0	113.737
402	10	08	00	Materiales para equipos de computación	267.528	0	0	0	0	0	267.528
402	99	00	00	Otros materiales y suministros	200.000	0	0	0	0	0	200.000
402	99	01	00	Otros materiales y suministros	200.000	0	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.473.234**	**0**	**0**	**0**	**0**	0	**6.473.234**
403	01	00	00	Alquileres de inmuebles	415.000	0	0	0	0	0	415.000
403	01	01	00	Alquileres de edificios y locales	90.000	0	0	0	0	0	90.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	325.000	0	0	0	0	0	325.000
403	02	00	00	Alquileres de maquinaria y equipos	220.000	0	0	0	0	0	220.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	220.000	0	0	0	0	0	220.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	857.129	0	0	0	0	0	857.129
403	07	02	00	Imprenta y reproducción	37.125	0	0	0	0	0	37.125
403	07	03	00	Relaciones sociales	815.000	0	0	0	0	0	815.000
403	07	04	00	Avisos	5.004	0	0	0	0	0	5.004
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.500	0	0	0	0	0	1.500
403	08	02	00	Comisiones y gastos bancarios	1.500	0	0	0	0	0	1.500
403	09	00	00	Viáticos y pasajes	1.609.000	0	0	0	0	0	1.609.000
403	09	01	00	Viáticos y pasajes dentro del país	1.609.000	0	0	0	0	0	1.609.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	661.200	0	0	0	0	0	661.200
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y	661.200	0	0	0	0	0	661.200

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115395 570049000 BRINDAR ATENCIÓN INTEGRAL A LAS PERSONAS CON DISCAPACIDAD Y SUS FAMILIARES GENERÁNDOLES ESPACIOS PARA SU ORGANIZACIÓN Y PARTICIPACIÓN ACTIVA EN EL MARCO DE LA MISIÓN DR. JOSÉ GREGORIO HERNÁNDEZ

OBJETIVO DEL PROYECTO: GENERAR MECANISMOS DE PROTECCIÓN SOCIAL QUE FOMENTEN LA ORGANIZACIÓN SOCIAL A FIN DE COADYUVAR EN EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 87.550

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 570049001 ATENCIÓN INTEGRAL DE LAS PERSONAS CON DISCAPACIDAD, EN CORRESPONSABILIDAD CON EL PODER POPULAR.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 87.550

RESPONSABLE/EJECUTOR: DESPACHO DE PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				elevación							
403	18	00	00	Impuestos indirectos	1.696.498	0	0	0	0	0	1.696.498
403	18	01	00	Impuesto al valor agregado	1.696.498	0	0	0	0	0	1.696.498
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	14.407	0	0	0	0	0	14.407
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	14.407	0	0	0	0	0	14.407
403	99	00	00	Otros servicios no personales	998.500	0	0	0	0	0	998.500
403	99	01	00	Otros servicios no personales	998.500	0	0	0	0	0	998.500
404	**00**	**00**	**00**	**Activos reales**	**329.101**	**0**	**0**	**0**	**0**	0	**329.101**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	329.101	0	0	0	0	0	329.101
404	09	01	00	Mobiliario y equipos de oficina	23.400	0	0	0	0	0	23.400
404	09	02	00	Equipos de computación	305.701	0	0	0	0	0	305.701
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.041.700**	**0**	**0**	**0**	**0**	0	**12.041.700**
407	01	00	00	Transferencias y donaciones corrientes internas	12.041.700	0	0	0	0	0	12.041.700
407	01	02	00	Donaciones corrientes internas al sector privado	12.041.700	0	0	0	0	0	12.041.700
407	01	02	01	Donaciones corrientes a personas	12.041.700	0	0	0	0	0	12.041.700
				Totales	**29.000.000**	**0**	**0**	**0**	**0**	0	**29.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115327 570050000 ATENCIÓN Y ASESORAMIENTO MÉDICO A PERSONAS CON DISCAPACIDAD DE CAUSA GENÉTICA Y SUS FAMILIARES COMO PARTE DE UN PROGRAMA COMUNITARIO SOBRE GENÉTICA EN VENEZUELA

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE PROTECCIÓN SOCIAL QUE FOMENTEN LA ORGANIZACIÓN SOCIAL A FIN DE APOYAR EN EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.950.576**	**0**	**0**	**0**	**0**	**0**	**3.950.576**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.057.274	0	0	0	0	0	1.057.274
401	01	18	00	Remuneraciones al personal contratado	1.057.274	0	0	0	0	0	1.057.274
401	03	00	00	Primas	177.293	0	0	0	0	0	177.293
401	03	03	00	Primas por hogar a empleados	41.587	0	0	0	0	0	41.587
401	03	04	00	Primas por hijos a empleados	15.322	0	0	0	0	0	15.322
401	03	09	00	Primas por antigüedad a empleados	120.384	0	0	0	0	0	120.384
401	04	00	00	Complementos de sueldos y salarios	842.462	0	0	0	0	0	842.462
401	04	26	00	Bono compensatorio de alimentación al personal contratado	596.160	0	0	0	0	0	596.160
401	04	96	00	Otros complementos a empleados	246.302	0	0	0	0	0	246.302
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	534.542	0	0	0	0	0	534.542
401	05	07	00	Aguinaldos al personal contratado	381.814	0	0	0	0	0	381.814
401	05	08	00	Bono vacacional al personal contratado	152.728	0	0	0	0	0	152.728
401	06	00	00	Aportes patronales y legales	188.313	0	0	0	0	0	188.313
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	137.455	0	0	0	0	0	137.455
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	23.367	0	0	0	0	0	23.367
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	27.491	0	0	0	0	0	27.491
401	07	00	00	Asistencia socio-económica	921.600	0	0	0	0	0	921.600
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	921.600	0	0	0	0	0	921.600
401	08	00	00	Prestaciones sociales e indemnizaciones	229.092	0	0	0	0	0	229.092
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	229.092	0	0	0	0	0	229.092
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.591.516**	**0**	**0**	**0**	**0**	**0**	**5.591.516**
402	01	00	00	Productos alimenticios y agropecuarios	3.290.725	0	0	0	0	0	3.290.725
402	01	01	00	Alimentos y bebidas para personas	3.280.000	0	0	0	0	0	3.280.000
402	01	03	00	Productos agrícolas y pecuarios	10.725	0	0	0	0	0	10.725
402	03	00	00	Textiles y vestuarios	289.632	0	0	0	0	0	289.632
402	03	01	00	Textiles	69.632	0	0	0	0	0	69.632
402	03	02	00	Prendas de vestir	220.000	0	0	0	0	0	220.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115327 570050000 ATENCIÓN Y ASESORAMIENTO MÉDICO A PERSONAS CON DISCAPACIDAD DE CAUSA GENÉTICA Y SUS FAMILIARES COMO PARTE DE UN PROGRAMA COMUNITARIO SOBRE GENÉTICA EN VENEZUELA

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE PROTECCIÓN SOCIAL QUE FOMENTEN LA ORGANIZACIÓN SOCIAL A FIN DE APOYAR EN EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	00	00	Productos de cuero y caucho	72.000	0	0	0	0	0	72.000
402	04	03	00	Cauchos y tripas para vehículos	72.000	0	0	0	0	0	72.000
402	05	00	00	Productos de papel, cartón e impresos	507.840	0	0	0	0	0	507.840
402	05	01	00	Pulpa de madera, papel y cartón	165.000	0	0	0	0	0	165.000
402	05	02	00	Envases y cajas de papel y cartón	50.000	0	0	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	292.840	0	0	0	0	0	292.840
402	06	00	00	Productos químicos y derivados	190.169	0	0	0	0	0	190.169
402	06	03	00	Tintas, pinturas y colorantes	45.795	0	0	0	0	0	45.795
402	06	05	00	Productos de tocador	4.000	0	0	0	0	0	4.000
402	06	06	00	Combustibles y lubricantes	55.999	0	0	0	0	0	55.999
402	06	08	00	Productos plásticos	84.375	0	0	0	0	0	84.375
402	08	00	00	Productos metálicos	371.790	0	0	0	0	0	371.790
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	64.290	0	0	0	0	0	64.290
402	08	07	00	Material de señalamiento	7.500	0	0	0	0	0	7.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	300.000	0	0	0	0	0	300.000
402	10	00	00	Productos varios y útiles diversos	860.360	0	0	0	0	0	860.360
402	10	02	00	Materiales y útiles de limpieza y aseo	90.050	0	0	0	0	0	90.050
402	10	03	00	Utensilios de cocina y comedor	82.300	0	0	0	0	0	82.300
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	167.474	0	0	0	0	0	167.474
402	10	06	00	Condecoraciones, ofrendas y similares	15.000	0	0	0	0	0	15.000
402	10	07	00	Productos de seguridad en el trabajo	29.500	0	0	0	0	0	29.500
402	10	08	00	Materiales para equipos de computación	387.236	0	0	0	0	0	387.236
402	10	11	00	Materiales eléctricos	74.800	0	0	0	0	0	74.800
402	10	12	00	Materiales para instalaciones sanitarias	14.000	0	0	0	0	0	14.000
402	99	00	00	Otros materiales y suministros	9.000	0	0	0	0	0	9.000
402	99	01	00	Otros materiales y suministros	9.000	0	0	0	0	0	9.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.789.407**	**0**	**0**	**0**	**0**	**0**	**1.789.407**
403	04	00	00	Servicios básicos	411.000	0	0	0	0	0	411.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115327 570050000 ATENCIÓN Y ASESORAMIENTO MÉDICO A PERSONAS CON DISCAPACIDAD DE CAUSA GENÉTICA Y SUS FAMILIARES COMO PARTE DE UN PROGRAMA COMUNITARIO SOBRE GENÉTICA EN VENEZUELA

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE PROTECCIÓN SOCIAL QUE FOMENTEN LA ORGANIZACIÓN SOCIAL A FIN DE APOYAR EN EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	01	00	Electricidad	156.000	0	0	0	0	0	156.000
403	04	02	00	Gas	6.600	0	0	0	0	0	6.600
403	04	03	00	Agua	30.000	0	0	0	0	0	30.000
403	04	04	00	Teléfonos	81.000	0	0	0	0	0	81.000
403	04	05	00	Servicio de comunicaciones	133.200	0	0	0	0	0	133.200
403	04	06	00	Servicio de aseo urbano y domiciliario	4.200	0	0	0	0	0	4.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	215.000	0	0	0	0	0	215.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	285.000	0	0	0	0	0	285.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	135.000	0	0	0	0	0	135.000
403	18	00	00	Impuestos indirectos	860.522	0	0	0	0	0	860.522
403	18	01	00	Impuesto al valor agregado	860.522	0	0	0	0	0	860.522
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	17.885	0	0	0	0	0	17.885
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	17.885	0	0	0	0	0	17.885
404	**00**	**00**	**00**	**Activos reales**	**668.501**	**0**	**0**	**0**	**0**	**0**	**668.501**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	115.001	0	0	0	0	0	115.001
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	115.001	0	0	0	0	0	115.001
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	63.450	0	0	0	0	0	63.450
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	30.000	0	0	0	0	0	30.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	29.000	0	0	0	0	0	29.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	4.000	0	0	0	0	0	4.000
404	03	07	00	Maquinaria y equipos de riego y acueductos	450	0	0	0	0	0	450
404	05	00	00	Equipos de comunicaciones y de señalamiento	17.800	0	0	0	0	0	17.800
404	05	01	00	Equipos de telecomunicaciones	17.800	0	0	0	0	0	17.800
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	77.300	0	0	0	0	0	77.300
404	07	02	00	Equipos de enseñanza, deporte y recreación	21.200	0	0	0	0	0	21.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115327 570050000 ATENCIÓN Y ASESORAMIENTO MÉDICO A PERSONAS CON DISCAPACIDAD DE CAUSA GENÉTICA Y SUS FAMILIARES COMO PARTE DE UN PROGRAMA COMUNITARIO SOBRE GENÉTICA EN VENEZUELA

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE PROTECCIÓN SOCIAL QUE FOMENTEN LA ORGANIZACIÓN SOCIAL A FIN DE APOYAR EN EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	30.000	0	0	0	0	0	30.000
404	07	06	00	Instrumentos musicales y equipos de audio	26.100	0	0	0	0	0	26.100
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	394.950	0	0	0	0	0	394.950
404	09	01	00	Mobiliario y equipos de oficina	126.000	0	0	0	0	0	126.000
404	09	02	00	Equipos de computación	138.750	0	0	0	0	0	138.750
404	09	03	00	Mobiliario y equipos de alojamiento	130.200	0	0	0	0	0	130.200
				Totales	**12.000.000**	**0**	**0**	**0**	**0**	**0**	**12.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115327 570050000 ATENCIÓN Y ASESORAMIENTO MÉDICO A PERSONAS CON DISCAPACIDAD DE CAUSA GENÉTICA Y SUS FAMILIARES COMO PARTE DE UN PROGRAMA COMUNITARIO SOBRE GENÉTICA EN VENEZUELA

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE PROTECCIÓN SOCIAL QUE FOMENTEN LA ORGANIZACIÓN SOCIAL A FIN DE APOYAR EN EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115327 570050000 ATENCIÓN Y ASESORAMIENTO MÉDICO A PERSONAS CON DISCAPACIDAD DE CAUSA GENÉTICA Y SUS FAMILIARES COMO PARTE DE UN PROGRAMA COMUNITARIO SOBRE GENÉTICA EN VENEZUELA

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE PROTECCIÓN SOCIAL QUE FOMENTEN LA ORGANIZACIÓN SOCIAL A FIN DE APOYAR EN EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570050001 ATENCIÓN MÉDICA INTEGRAL GRATUITA A LAS PERSONAS QUE PRESENTEN DISCAPACIDAD DE CAUSA GENÉTICA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600

RESPONSABLE/EJECUTOR: DESPACHO DE PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.950.576**	**0**	**0**	**0**	**0**	0	**3.950.576**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.057.274	0	0	0	0	0	1.057.274
401	01	18	00	Remuneraciones al personal contratado	1.057.274	0	0	0	0	0	1.057.274
401	03	00	00	Primas	177.293	0	0	0	0	0	177.293
401	03	03	00	Primas por hogar a empleados	41.587	0	0	0	0	0	41.587
401	03	04	00	Primas por hijos a empleados	15.322	0	0	0	0	0	15.322
401	03	09	00	Primas por antigüedad a empleados	120.384	0	0	0	0	0	120.384
401	04	00	00	Complementos de sueldos y salarios	842.462	0	0	0	0	0	842.462
401	04	26	00	Bono compensatorio de alimentación al personal contratado	596.160	0	0	0	0	0	596.160
401	04	96	00	Otros complementos a empleados	246.302	0	0	0	0	0	246.302
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	534.542	0	0	0	0	0	534.542
401	05	07	00	Aguinaldos al personal contratado	381.814	0	0	0	0	0	381.814
401	05	08	00	Bono vacacional al personal contratado	152.728	0	0	0	0	0	152.728
401	06	00	00	Aportes patronales y legales	188.313	0	0	0	0	0	188.313
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	137.455	0	0	0	0	0	137.455
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	23.367	0	0	0	0	0	23.367
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	27.491	0	0	0	0	0	27.491
401	07	00	00	Asistencia socio-económica	921.600	0	0	0	0	0	921.600
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	921.600	0	0	0	0	0	921.600
401	08	00	00	Prestaciones sociales e indemnizaciones	229.092	0	0	0	0	0	229.092
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	229.092	0	0	0	0	0	229.092
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.591.516**	**0**	**0**	**0**	**0**	0	**5.591.516**
402	01	00	00	Productos alimenticios y agropecuarios	3.290.725	0	0	0	0	0	3.290.725

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115327 570050000 ATENCIÓN Y ASESORAMIENTO MÉDICO A PERSONAS CON DISCAPACIDAD DE CAUSA GENÉTICA Y SUS FAMILIARES COMO PARTE DE UN PROGRAMA COMUNITARIO SOBRE GENÉTICA EN VENEZUELA

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE PROTECCIÓN SOCIAL QUE FOMENTEN LA ORGANIZACIÓN SOCIAL A FIN DE APOYAR EN EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570050001 ATENCIÓN MÉDICA INTEGRAL GRATUITA A LAS PERSONAS QUE PRESENTEN DISCAPACIDAD DE CAUSA GENÉTICA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600

RESPONSABLE/EJECUTOR: DESPACHO DE PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	01	00	Alimentos y bebidas para personas	3.280.000	0	0	0	0	0	3.280.000
402	01	03	00	Productos agrícolas y pecuarios	10.725	0	0	0	0	0	10.725
402	03	00	00	Textiles y vestuarios	289.632	0	0	0	0	0	289.632
402	03	01	00	Textiles	69.632	0	0	0	0	0	69.632
402	03	02	00	Prendas de vestir	220.000	0	0	0	0	0	220.000
402	04	00	00	Productos de cuero y caucho	72.000	0	0	0	0	0	72.000
402	04	03	00	Cauchos y tripas para vehículos	72.000	0	0	0	0	0	72.000
402	05	00	00	Productos de papel, cartón e impresos	507.840	0	0	0	0	0	507.840
402	05	01	00	Pulpa de madera, papel y cartón	165.000	0	0	0	0	0	165.000
402	05	02	00	Envases y cajas de papel y cartón	50.000	0	0	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	292.840	0	0	0	0	0	292.840
402	06	00	00	Productos químicos y derivados	190.169	0	0	0	0	0	190.169
402	06	03	00	Tintas, pinturas y colorantes	45.795	0	0	0	0	0	45.795
402	06	05	00	Productos de tocador	4.000	0	0	0	0	0	4.000
402	06	06	00	Combustibles y lubricantes	55.999	0	0	0	0	0	55.999
402	06	08	00	Productos plásticos	84.375	0	0	0	0	0	84.375
402	08	00	00	Productos metálicos	371.790	0	0	0	0	0	371.790
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	64.290	0	0	0	0	0	64.290
402	08	07	00	Material de señalamiento	7.500	0	0	0	0	0	7.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	300.000	0	0	0	0	0	300.000
402	10	00	00	Productos varios y útiles diversos	860.360	0	0	0	0	0	860.360
402	10	02	00	Materiales y útiles de limpieza y aseo	90.050	0	0	0	0	0	90.050
402	10	03	00	Utensilios de cocina y comedor	82.300	0	0	0	0	0	82.300
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	167.474	0	0	0	0	0	167.474

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115327 570050000 ATENCIÓN Y ASESORAMIENTO MÉDICO A PERSONAS CON DISCAPACIDAD DE CAUSA GENÉTICA Y SUS FAMILIARES COMO PARTE DE UN PROGRAMA COMUNITARIO SOBRE GENÉTICA EN VENEZUELA

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE PROTECCIÓN SOCIAL QUE FOMENTEN LA ORGANIZACIÓN SOCIAL A FIN DE APOYAR EN EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 570050001 ATENCIÓN MÉDICA INTEGRAL GRATUITA A LAS PERSONAS QUE PRESENTEN DISCAPACIDAD DE CAUSA GENÉTICA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600

RESPONSABLE/EJECUTOR: DESPACHO DE PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	15.000	0	0	0	0	0	15.000
402	10	07	00	Productos de seguridad en el trabajo	29.500	0	0	0	0	0	29.500
402	10	08	00	Materiales para equipos de computación	387.236	0	0	0	0	0	387.236
402	10	11	00	Materiales eléctricos	74.800	0	0	0	0	0	74.800
402	10	12	00	Materiales para instalaciones sanitarias	14.000	0	0	0	0	0	14.000
402	99	00	00	Otros materiales y suministros	9.000	0	0	0	0	0	9.000
402	99	01	00	Otros materiales y suministros	9.000	0	0	0	0	0	9.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.789.407**	**0**	**0**	**0**	**0**	0	**1.789.407**
403	04	00	00	Servicios básicos	411.000	0	0	0	0	0	411.000
403	04	01	00	Electricidad	156.000	0	0	0	0	0	156.000
403	04	02	00	Gas	6.600	0	0	0	0	0	6.600
403	04	03	00	Agua	30.000	0	0	0	0	0	30.000
403	04	04	00	Teléfonos	81.000	0	0	0	0	0	81.000
403	04	05	00	Servicio de comunicaciones	133.200	0	0	0	0	0	133.200
403	04	06	00	Servicio de aseo urbano y domiciliario	4.200	0	0	0	0	0	4.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	215.000	0	0	0	0	0	215.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	285.000	0	0	0	0	0	285.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	135.000	0	0	0	0	0	135.000
403	18	00	00	Impuestos indirectos	860.522	0	0	0	0	0	860.522
403	18	01	00	Impuesto al valor agregado	860.522	0	0	0	0	0	860.522

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115327 570050000 ATENCIÓN Y ASESORAMIENTO MÉDICO A PERSONAS CON DISCAPACIDAD DE CAUSA GENÉTICA Y SUS FAMILIARES COMO PARTE DE UN PROGRAMA COMUNITARIO SOBRE GENÉTICA EN VENEZUELA

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS DE PROTECCIÓN SOCIAL QUE FOMENTEN LA ORGANIZACIÓN SOCIAL A FIN DE APOYAR EN EL BUEN VIVIR DE LAS PERSONAS CON DISCAPACIDAD.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PROTECCIÓN SOCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570050001 ATENCIÓN MÉDICA INTEGRAL GRATUITA A LAS PERSONAS QUE PRESENTEN DISCAPACIDAD DE CAUSA GENÉTICA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 8.600

RESPONSABLE/EJECUTOR: DESPACHO DE PROTECCIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	17.885	0	0	0	0	0	17.885
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	17.885	0	0	0	0	0	17.885
404	**00**	**00**	**00**	**Activos reales**	**668.501**	**0**	**0**	**0**	**0**	0	**668.501**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	115.001	0	0	0	0	0	115.001
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	115.001	0	0	0	0	0	115.001
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	63.450	0	0	0	0	0	63.450
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	30.000	0	0	0	0	0	30.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	29.000	0	0	0	0	0	29.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	4.000	0	0	0	0	0	4.000
404	03	07	00	Maquinaria y equipos de riego y acueductos	450	0	0	0	0	0	450
404	05	00	00	Equipos de comunicaciones y de señalamiento	17.800	0	0	0	0	0	17.800
404	05	01	00	Equipos de telecomunicaciones	17.800	0	0	0	0	0	17.800
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	77.300	0	0	0	0	0	77.300
404	07	02	00	Equipos de enseñanza, deporte y recreación	21.200	0	0	0	0	0	21.200
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	30.000	0	0	0	0	0	30.000
404	07	06	00	Instrumentos musicales y equipos de audio	26.100	0	0	0	0	0	26.100
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	394.950	0	0	0	0	0	394.950
404	09	01	00	Mobiliario y equipos de oficina	126.000	0	0	0	0	0	126.000
404	09	02	00	Equipos de computación	138.750	0	0	0	0	0	138.750
404	09	03	00	Mobiliario y equipos de alojamiento	130.200	0	0	0	0	0	130.200
				Totales	**12.000.000**	**0**	**0**	**0**	**0**	0	**12.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115396 570051000 IMPULSO DE LAS ASOCIACIONES COOPERATIVAS EN LOS CONSEJOS COMUNALES, COMUNAS EN CONSTRUCCIÓN Y ORGANISMOS DEL ESTADO

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: COOPERATIVA **META:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.419.555**	**0**	**0**	**0**	**0**	**0**	**1.419.555**
401	01	00	00	Sueldos, salarios y otras retribuciones	612.000	0	0	0	0	0	612.000
401	01	18	00	Remuneraciones al personal contratado	612.000	0	0	0	0	0	612.000
401	04	00	00	Complementos de sueldos y salarios	109.200	0	0	0	0	0	109.200
401	04	26	00	Bono compensatorio de alimentación al personal contratado	109.200	0	0	0	0	0	109.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	136.500	0	0	0	0	0	136.500
401	05	07	00	Aguinaldos al personal contratado	94.500	0	0	0	0	0	94.500
401	05	08	00	Bono vacacional al personal contratado	42.000	0	0	0	0	0	42.000
401	06	00	00	Aportes patronales y legales	52.920	0	0	0	0	0	52.920
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	37.800	0	0	0	0	0	37.800
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.560	0	0	0	0	0	7.560
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	7.560	0	0	0	0	0	7.560
401	07	00	00	Asistencia socio-económica	445.935	0	0	0	0	0	445.935
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	37.800	0	0	0	0	0	37.800
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	346.535	0	0	0	0	0	346.535
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	16.800	0	0	0	0	0	16.800
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	7.000	0	0	0	0	0	7.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	21.000	0	0	0	0	0	21.000
401	07	33	00	Asistencia socio-económica al personal contratado	16.800	0	0	0	0	0	16.800
401	08	00	00	Prestaciones sociales e indemnizaciones	63.000	0	0	0	0	0	63.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	63.000	0	0	0	0	0	63.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.708.463**	**0**	**0**	**0**	**0**	**0**	**1.708.463**
402	01	00	00	Productos alimenticios y agropecuarios	456.000	0	0	0	0	0	456.000
402	01	01	00	Alimentos y bebidas para personas	456.000	0	0	0	0	0	456.000
402	03	00	00	Textiles y vestuarios	143.000	0	0	0	0	0	143.000
402	03	02	00	Prendas de vestir	143.000	0	0	0	0	0	143.000
402	04	00	00	Productos de cuero y caucho	16.250	0	0	0	0	0	16.250

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115396 570051000 IMPULSO DE LAS ASOCIACIONES COOPERATIVAS EN LOS CONSEJOS COMUNALES, COMUNAS EN CONSTRUCCIÓN Y ORGANISMOS DEL ESTADO

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: COOPERATIVA **META:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	16.250	0	0	0	0	0	16.250
402	05	00	00	Productos de papel, cartón e impresos	528.698	0	0	0	0	0	528.698
402	05	01	00	Pulpa de madera, papel y cartón	11.037	0	0	0	0	0	11.037
402	05	02	00	Envases y cajas de papel y cartón	2.235	0	0	0	0	0	2.235
402	05	03	00	Productos de papel y cartón para oficina	513.346	0	0	0	0	0	513.346
402	05	04	00	Libros, revistas y periódicos	2.080	0	0	0	0	0	2.080
402	06	00	00	Productos químicos y derivados	45.983	0	0	0	0	0	45.983
402	06	03	00	Tintas, pinturas y colorantes	15.548	0	0	0	0	0	15.548
402	06	04	00	Productos farmacéuticos y medicamentos	2.000	0	0	0	0	0	2.000
402	06	05	00	Productos de tocador	4.080	0	0	0	0	0	4.080
402	06	06	00	Combustibles y lubricantes	20.000	0	0	0	0	0	20.000
402	06	08	00	Productos plásticos	4.355	0	0	0	0	0	4.355
402	07	00	00	Productos minerales no metálicos	500	0	0	0	0	0	500
402	07	02	00	Vidrios y productos de vidrio	500	0	0	0	0	0	500
402	08	00	00	Productos metálicos	3.985	0	0	0	0	0	3.985
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.985	0	0	0	0	0	3.985
402	10	00	00	Productos varios y útiles diversos	514.047	0	0	0	0	0	514.047
402	10	02	00	Materiales y útiles de limpieza y aseo	6.863	0	0	0	0	0	6.863
402	10	03	00	Utensilios de cocina y comedor	10.007	0	0	0	0	0	10.007
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	135.724	0	0	0	0	0	135.724
402	10	08	00	Materiales para equipos de computación	306.356	0	0	0	0	0	306.356
402	10	11	00	Materiales eléctricos	55.097	0	0	0	0	0	55.097
403	**00**	**00**	**00**	**Servicios no personales**	**3.103.001**	**0**	**0**	**0**	**0**	**0**	**3.103.001**
403	01	00	00	Alquileres de inmuebles	22.210	0	0	0	0	0	22.210
403	01	01	00	Alquileres de edificios y locales	22.210	0	0	0	0	0	22.210
403	02	00	00	Alquileres de maquinaria y equipos	3.250	0	0	0	0	0	3.250
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.250	0	0	0	0	0	3.250
403	04	00	00	Servicios básicos	292.760	0	0	0	0	0	292.760

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115396 570051000 IMPULSO DE LAS ASOCIACIONES COOPERATIVAS EN LOS CONSEJOS COMUNALES, COMUNAS EN CONSTRUCCIÓN Y ORGANISMOS DEL ESTADO

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: COOPERATIVA **META:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	01	00	Electricidad	48.360	0	0	0	0	0	48.360
403	04	05	00	Servicio de comunicaciones	26.000	0	0	0	0	0	26.000
403	04	07	00	Servicio de condominio	218.400	0	0	0	0	0	218.400
403	06	00	00	Servicios de transporte y almacenaje	22.620	0	0	0	0	0	22.620
403	06	01	00	Fletes y embalajes	9.900	0	0	0	0	0	9.900
403	06	03	00	Estacionamiento	6.480	0	0	0	0	0	6.480
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	6.240	0	0	0	0	0	6.240
403	07	00	00	Servicios de información, impresión y relaciones públicas	487.413	0	0	0	0	0	487.413
403	07	01	00	Publicidad y propaganda	187.978	0	0	0	0	0	187.978
403	07	02	00	Imprenta y reproducción	272.350	0	0	0	0	0	272.350
403	07	03	00	Relaciones sociales	27.085	0	0	0	0	0	27.085
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	22.620	0	0	0	0	0	22.620
403	08	01	00	Primas y gastos de seguros	22.620	0	0	0	0	0	22.620
403	09	00	00	Viáticos y pasajes	969.150	0	0	0	0	0	969.150
403	09	01	00	Viáticos y pasajes dentro del país	969.150	0	0	0	0	0	969.150
403	10	00	00	Servicios profesionales y técnicos	509.100	0	0	0	0	0	509.100
403	10	07	00	Servicios de capacitación y adiestramiento	45.500	0	0	0	0	0	45.500
403	10	10	00	Servicios de vigilancia	390.000	0	0	0	0	0	390.000
403	10	99	00	Otros servicios profesionales y técnicos	73.600	0	0	0	0	0	73.600
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	158.080	0	0	0	0	0	158.080
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	104.000	0	0	0	0	0	104.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	54.080	0	0	0	0	0	54.080
403	18	00	00	Impuestos indirectos	615.798	0	0	0	0	0	615.798
403	18	01	00	Impuesto al valor agregado	610.833	0	0	0	0	0	610.833
403	18	99	00	Otros impuestos indirectos	4.965	0	0	0	0	0	4.965
404	**00**	**00**	**00**	**Activos reales**	**765.731**	**0**	**0**	**0**	**0**	**0**	**765.731**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	105.170	0	0	0	0	0	105.170
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	82.160	0	0	0	0	0	82.160

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115396 570051000 IMPULSO DE LAS ASOCIACIONES COOPERATIVAS EN LOS CONSEJOS COMUNALES, COMUNAS EN CONSTRUCCIÓN Y ORGANISMOS DEL ESTADO

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: COOPERATIVA **META:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	06	00	Maquinaria y equipos de energía	23.010	0	0	0	0	0	23.010
404	04	00	00	Equipos de transporte, tracción y elevación	218.400	0	0	0	0	0	218.400
404	04	01	00	Vehículos automotores terrestres	218.400	0	0	0	0	0	218.400
404	05	00	00	Equipos de comunicaciones y de señalamiento	29.510	0	0	0	0	0	29.510
404	05	01	00	Equipos de telecomunicaciones	29.510	0	0	0	0	0	29.510
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	297.651	0	0	0	0	0	297.651
404	09	01	00	Mobiliario y equipos de oficina	86.804	0	0	0	0	0	86.804
404	09	02	00	Equipos de computación	168.259	0	0	0	0	0	168.259
404	09	03	00	Mobiliario y equipos de alojamiento	36.790	0	0	0	0	0	36.790
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	5.798	0	0	0	0	0	5.798
404	99	00	00	Otros activos reales	115.000	0	0	0	0	0	115.000
404	99	01	00	Otros activos reales	115.000	0	0	0	0	0	115.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.250**	**0**	**0**	**0**	**0**	**0**	**3.250**
407	01	00	00	Transferencias y donaciones corrientes internas	3.250	0	0	0	0	0	3.250
407	01	02	00	Donaciones corrientes internas al sector privado	3.250	0	0	0	0	0	3.250
407	01	02	01	Donaciones corrientes a personas	3.250	0	0	0	0	0	3.250
				Totales	**7.000.000**	**0**	**0**	**0**	**0**	**0**	**7.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115396 570051000 IMPULSO DE LAS ASOCIACIONES COOPERATIVAS EN LOS CONSEJOS COMUNALES, COMUNAS EN CONSTRUCCIÓN Y ORGANISMOS DEL ESTADO

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: COOPERATIVA **META:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115396 570051000 IMPULSO DE LAS ASOCIACIONES COOPERATIVAS EN LOS CONSEJOS COMUNALES, COMUNAS EN CONSTRUCCIÓN Y ORGANISMOS DEL ESTADO

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: COOPERATIVA **META:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 570051001 PROMOCIÓN DE LAS ASOCIACIONES COOPERATIVAS EN LOS CONSEJOS COMUNALES, COMUNAS EN CONSTRUCCIÓN Y ORGANISMOS DEL ESTADO

UNIDAD DE MEDIDA: EVENTO **META:** 190

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL SUPERINTENDENCIA NACIONAL DE COOPERATIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**851.346**	**0**	**0**	**0**	**0**	0	**851.346**
402	01	00	00	Productos alimenticios y agropecuarios	260.000	0	0	0	0	0	260.000
402	01	01	00	Alimentos y bebidas para personas	260.000	0	0	0	0	0	260.000
402	03	00	00	Textiles y vestuarios	65.000	0	0	0	0	0	65.000
402	03	02	00	Prendas de vestir	65.000	0	0	0	0	0	65.000
402	04	00	00	Productos de cuero y caucho	6.500	0	0	0	0	0	6.500
402	04	03	00	Cauchos y tripas para vehículos	6.500	0	0	0	0	0	6.500
402	05	00	00	Productos de papel, cartón e impresos	223.962	0	0	0	0	0	223.962
402	05	01	00	Pulpa de madera, papel y cartón	4.004	0	0	0	0	0	4.004
402	05	02	00	Envases y cajas de papel y cartón	1.059	0	0	0	0	0	1.059
402	05	03	00	Productos de papel y cartón para oficina	217.599	0	0	0	0	0	217.599
402	05	04	00	Libros, revistas y periódicos	1.300	0	0	0	0	0	1.300
402	06	00	00	Productos químicos y derivados	24.022	0	0	0	0	0	24.022
402	06	03	00	Tintas, pinturas y colorantes	6.188	0	0	0	0	0	6.188
402	06	04	00	Productos farmacéuticos y medicamentos	1.000	0	0	0	0	0	1.000
402	06	05	00	Productos de tocador	1.300	0	0	0	0	0	1.300
402	06	06	00	Combustibles y lubricantes	14.000	0	0	0	0	0	14.000
402	06	08	00	Productos plásticos	1.534	0	0	0	0	0	1.534
402	07	00	00	Productos minerales no metálicos	250	0	0	0	0	0	250
402	07	02	00	Vidrios y productos de vidrio	250	0	0	0	0	0	250
402	08	00	00	Productos metálicos	1.320	0	0	0	0	0	1.320
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.320	0	0	0	0	0	1.320
402	10	00	00	Productos varios y útiles diversos	270.292	0	0	0	0	0	270.292
402	10	02	00	Materiales y útiles de limpieza y aseo	3.582	0	0	0	0	0	3.582

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115396 570051000 IMPULSO DE LAS ASOCIACIONES COOPERATIVAS EN LOS CONSEJOS COMUNALES, COMUNAS EN CONSTRUCCIÓN Y ORGANISMOS DEL ESTADO

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: COOPERATIVA **META:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570051001 PROMOCIÓN DE LAS ASOCIACIONES COOPERATIVAS EN LOS CONSEJOS COMUNALES, COMUNAS EN CONSTRUCCIÓN Y ORGANISMOS DEL ESTADO

UNIDAD DE MEDIDA: EVENTO **META:** 190

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL SUPERINTENDENCIA NACIONAL DE COOPERATIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	5.278	0	0	0	0	0	5.278
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	69.003	0	0	0	0	0	69.003
402	10	08	00	Materiales para equipos de computación	150.436	0	0	0	0	0	150.436
402	10	11	00	Materiales eléctricos	41.993	0	0	0	0	0	41.993
403	**00**	**00**	**00**	**Servicios no personales**	**1.620.367**	**0**	**0**	**0**	**0**	0	**1.620.367**
403	01	00	00	Alquileres de inmuebles	12.910	0	0	0	0	0	12.910
403	01	01	00	Alquileres de edificios y locales	12.910	0	0	0	0	0	12.910
403	02	00	00	Alquileres de maquinaria y equipos	3.250	0	0	0	0	0	3.250
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.250	0	0	0	0	0	3.250
403	04	00	00	Servicios básicos	292.760	0	0	0	0	0	292.760
403	04	01	00	Electricidad	48.360	0	0	0	0	0	48.360
403	04	05	00	Servicio de comunicaciones	26.000	0	0	0	0	0	26.000
403	04	07	00	Servicio de condominio	218.400	0	0	0	0	0	218.400
403	06	00	00	Servicios de transporte y almacenaje	15.600	0	0	0	0	0	15.600
403	06	01	00	Fletes y embalajes	6.000	0	0	0	0	0	6.000
403	06	03	00	Estacionamiento	6.480	0	0	0	0	0	6.480
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.120	0	0	0	0	0	3.120
403	07	00	00	Servicios de información, impresión y relaciones públicas	271.895	0	0	0	0	0	271.895
403	07	01	00	Publicidad y propaganda	116.739	0	0	0	0	0	116.739
403	07	02	00	Imprenta y reproducción	138.905	0	0	0	0	0	138.905
403	07	03	00	Relaciones sociales	16.251	0	0	0	0	0	16.251
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	20.800	0	0	0	0	0	20.800
403	08	01	00	Primas y gastos de seguros	20.800	0	0	0	0	0	20.800
403	09	00	00	Viáticos y pasajes	446.550	0	0	0	0	0	446.550

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115396 570051000 IMPULSO DE LAS ASOCIACIONES COOPERATIVAS EN LOS CONSEJOS COMUNALES, COMUNAS EN CONSTRUCCIÓN Y ORGANISMOS DEL ESTADO

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: COOPERATIVA **META:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570051001 PROMOCIÓN DE LAS ASOCIACIONES COOPERATIVAS EN LOS CONSEJOS COMUNALES, COMUNAS EN CONSTRUCCIÓN Y ORGANISMOS DEL ESTADO

UNIDAD DE MEDIDA: EVENTO **META:** 190

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL SUPERINTENDENCIA NACIONAL DE COOPERATIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	446.550	0	0	0	0	0	446.550
403	10	00	00	Servicios profesionales y técnicos	77.700	0	0	0	0	0	77.700
403	10	07	00	Servicios de capacitación y adiestramiento	27.300	0	0	0	0	0	27.300
403	10	99	00	Otros servicios profesionales y técnicos	50.400	0	0	0	0	0	50.400
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	153.400	0	0	0	0	0	153.400
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	101.400	0	0	0	0	0	101.400
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	52.000	0	0	0	0	0	52.000
403	18	00	00	Impuestos indirectos	325.502	0	0	0	0	0	325.502
403	18	01	00	Impuesto al valor agregado	322.936	0	0	0	0	0	322.936
403	18	99	00	Otros impuestos indirectos	2.566	0	0	0	0	0	2.566
404	**00**	**00**	**00**	**Activos reales**	**416.042**	**0**	**0**	**0**	**0**	0	**416.042**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	30.134	0	0	0	0	0	30.134
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	22.334	0	0	0	0	0	22.334
404	03	06	00	Maquinaria y equipos de energía	7.800	0	0	0	0	0	7.800
404	04	00	00	Equipos de transporte, tracción y elevación	195.000	0	0	0	0	0	195.000
404	04	01	00	Vehículos automotores terrestres	195.000	0	0	0	0	0	195.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	21.320	0	0	0	0	0	21.320
404	05	01	00	Equipos de telecomunicaciones	21.320	0	0	0	0	0	21.320
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	94.588	0	0	0	0	0	94.588
404	09	01	00	Mobiliario y equipos de oficina	67.938	0	0	0	0	0	67.938
404	09	03	00	Mobiliario y equipos de alojamiento	22.360	0	0	0	0	0	22.360
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	4.290	0	0	0	0	0	4.290
404	99	00	00	Otros activos reales	75.000	0	0	0	0	0	75.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115396 570051000 IMPULSO DE LAS ASOCIACIONES COOPERATIVAS EN LOS CONSEJOS COMUNALES, COMUNAS EN CONSTRUCCIÓN Y ORGANISMOS DEL ESTADO

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: COOPERATIVA **META:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570051001 PROMOCIÓN DE LAS ASOCIACIONES COOPERATIVAS EN LOS CONSEJOS COMUNALES, COMUNAS EN CONSTRUCCIÓN Y ORGANISMOS DEL ESTADO

UNIDAD DE MEDIDA: EVENTO **META:** 190

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL SUPERINTENDENCIA NACIONAL DE COOPERATIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	75.000	0	0	0	0	0	75.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.250**	**0**	**0**	**0**	**0**	0	**3.250**
407	01	00	00	Transferencias y donaciones corrientes internas	3.250	0	0	0	0	0	3.250
407	01	02	00	Donaciones corrientes internas al sector privado	3.250	0	0	0	0	0	3.250
407	01	02	01	Donaciones corrientes a personas	3.250	0	0	0	0	0	3.250
				Totales	**2.891.005**	**0**	**0**	**0**	**0**	0	**2.891.005**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115396 570051000 IMPULSO DE LAS ASOCIACIONES COOPERATIVAS EN LOS CONSEJOS COMUNALES, COMUNAS EN CONSTRUCCIÓN Y ORGANISMOS DEL ESTADO

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: COOPERATIVA **META:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 570051002 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS EN LOS CONSEJOS COMUNALES, COMUNAS EN CONSTRUCCIÓN Y ORGANISMOS DEL ESTADO

UNIDAD DE MEDIDA: COOPERATIVA **META:** 5.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL SUPERINTENDENCIA NACIONAL DE COOPERATIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.419.555**	**0**	**0**	**0**	**0**	0	**1.419.555**
401	01	00	00	Sueldos, salarios y otras retribuciones	612.000	0	0	0	0	0	612.000
401	01	18	00	Remuneraciones al personal contratado	612.000	0	0	0	0	0	612.000
401	04	00	00	Complementos de sueldos y salarios	109.200	0	0	0	0	0	109.200
401	04	26	00	Bono compensatorio de alimentación al personal contratado	109.200	0	0	0	0	0	109.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	136.500	0	0	0	0	0	136.500
401	05	07	00	Aguinaldos al personal contratado	94.500	0	0	0	0	0	94.500
401	05	08	00	Bono vacacional al personal contratado	42.000	0	0	0	0	0	42.000
401	06	00	00	Aportes patronales y legales	52.920	0	0	0	0	0	52.920
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	37.800	0	0	0	0	0	37.800
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.560	0	0	0	0	0	7.560
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	7.560	0	0	0	0	0	7.560
401	07	00	00	Asistencia socio-económica	445.935	0	0	0	0	0	445.935
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	37.800	0	0	0	0	0	37.800
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	346.535	0	0	0	0	0	346.535
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	16.800	0	0	0	0	0	16.800
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	7.000	0	0	0	0	0	7.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	21.000	0	0	0	0	0	21.000
401	07	33	00	Asistencia socio-económica al personal contratado	16.800	0	0	0	0	0	16.800
401	08	00	00	Prestaciones sociales e indemnizaciones	63.000	0	0	0	0	0	63.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	63.000	0	0	0	0	0	63.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**857.117**	**0**	**0**	**0**	**0**	0	**857.117**
402	01	00	00	Productos alimenticios y agropecuarios	196.000	0	0	0	0	0	196.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115396 570051000 IMPULSO DE LAS ASOCIACIONES COOPERATIVAS EN LOS CONSEJOS COMUNALES, COMUNAS EN CONSTRUCCIÓN Y ORGANISMOS DEL ESTADO

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: COOPERATIVA **META:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 570051002 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS EN LOS CONSEJOS COMUNALES, COMUNAS EN CONSTRUCCIÓN Y ORGANISMOS DEL ESTADO

UNIDAD DE MEDIDA: COOPERATIVA **META:** 5.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL SUPERINTENDENCIA NACIONAL DE COOPERATIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	01	00	Alimentos y bebidas para personas	196.000	0	0	0	0	0	196.000
402	03	00	00	Textiles y vestuarios	78.000	0	0	0	0	0	78.000
402	03	02	00	Prendas de vestir	78.000	0	0	0	0	0	78.000
402	04	00	00	Productos de cuero y caucho	9.750	0	0	0	0	0	9.750
402	04	03	00	Cauchos y tripas para vehículos	9.750	0	0	0	0	0	9.750
402	05	00	00	Productos de papel, cartón e impresos	304.736	0	0	0	0	0	304.736
402	05	01	00	Pulpa de madera, papel y cartón	7.033	0	0	0	0	0	7.033
402	05	02	00	Envases y cajas de papel y cartón	1.176	0	0	0	0	0	1.176
402	05	03	00	Productos de papel y cartón para oficina	295.747	0	0	0	0	0	295.747
402	05	04	00	Libros, revistas y periódicos	780	0	0	0	0	0	780
402	06	00	00	Productos químicos y derivados	21.961	0	0	0	0	0	21.961
402	06	03	00	Tintas, pinturas y colorantes	9.360	0	0	0	0	0	9.360
402	06	04	00	Productos farmacéuticos y medicamentos	1.000	0	0	0	0	0	1.000
402	06	05	00	Productos de tocador	2.780	0	0	0	0	0	2.780
402	06	06	00	Combustibles y lubricantes	6.000	0	0	0	0	0	6.000
402	06	08	00	Productos plásticos	2.821	0	0	0	0	0	2.821
402	07	00	00	Productos minerales no metálicos	250	0	0	0	0	0	250
402	07	02	00	Vidrios y productos de vidrio	250	0	0	0	0	0	250
402	08	00	00	Productos metálicos	2.665	0	0	0	0	0	2.665
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.665	0	0	0	0	0	2.665
402	10	00	00	Productos varios y útiles diversos	243.755	0	0	0	0	0	243.755
402	10	02	00	Materiales y útiles de limpieza y aseo	3.281	0	0	0	0	0	3.281
402	10	03	00	Utensilios de cocina y comedor	4.729	0	0	0	0	0	4.729
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	66.721	0	0	0	0	0	66.721

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115396 570051000 IMPULSO DE LAS ASOCIACIONES COOPERATIVAS EN LOS CONSEJOS COMUNALES, COMUNAS EN CONSTRUCCIÓN Y ORGANISMOS DEL ESTADO

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: COOPERATIVA **META:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570051002 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS EN LOS CONSEJOS COMUNALES, COMUNAS EN CONSTRUCCIÓN Y ORGANISMOS DEL ESTADO

UNIDAD DE MEDIDA: COOPERATIVA **META:** 5.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL SUPERINTENDENCIA NACIONAL DE COOPERATIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	155.920	0	0	0	0	0	155.920
402	10	11	00	Materiales eléctricos	13.104	0	0	0	0	0	13.104
403	**00**	**00**	**00**	**Servicios no personales**	**1.482.634**	**0**	**0**	**0**	**0**	0	**1.482.634**
403	01	00	00	Alquileres de inmuebles	9.300	0	0	0	0	0	9.300
403	01	01	00	Alquileres de edificios y locales	9.300	0	0	0	0	0	9.300
403	06	00	00	Servicios de transporte y almacenaje	7.020	0	0	0	0	0	7.020
403	06	01	00	Fletes y embalajes	3.900	0	0	0	0	0	3.900
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.120	0	0	0	0	0	3.120
403	07	00	00	Servicios de información, impresión y relaciones públicas	215.518	0	0	0	0	0	215.518
403	07	01	00	Publicidad y propaganda	71.239	0	0	0	0	0	71.239
403	07	02	00	Imprenta y reproducción	133.445	0	0	0	0	0	133.445
403	07	03	00	Relaciones sociales	10.834	0	0	0	0	0	10.834
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.820	0	0	0	0	0	1.820
403	08	01	00	Primas y gastos de seguros	1.820	0	0	0	0	0	1.820
403	09	00	00	Viáticos y pasajes	522.600	0	0	0	0	0	522.600
403	09	01	00	Viáticos y pasajes dentro del país	522.600	0	0	0	0	0	522.600
403	10	00	00	Servicios profesionales y técnicos	431.400	0	0	0	0	0	431.400
403	10	07	00	Servicios de capacitación y adiestramiento	18.200	0	0	0	0	0	18.200
403	10	10	00	Servicios de vigilancia	390.000	0	0	0	0	0	390.000
403	10	99	00	Otros servicios profesionales y técnicos	23.200	0	0	0	0	0	23.200
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.680	0	0	0	0	0	4.680
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.600	0	0	0	0	0	2.600
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.080	0	0	0	0	0	2.080

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115396 570051000 IMPULSO DE LAS ASOCIACIONES COOPERATIVAS EN LOS CONSEJOS COMUNALES, COMUNAS EN CONSTRUCCIÓN Y ORGANISMOS DEL ESTADO

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: COOPERATIVA **META:** 5.000

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570051002 ACOMPAÑAMIENTO INTEGRAL A LAS ASOCIACIONES COOPERATIVAS EN LOS CONSEJOS COMUNALES, COMUNAS EN CONSTRUCCIÓN Y ORGANISMOS DEL ESTADO

UNIDAD DE MEDIDA: COOPERATIVA **META:** 5.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL SUPERINTENDENCIA NACIONAL DE COOPERATIVAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	290.296	0	0	0	0	0	290.296
403	18	01	00	Impuesto al valor agregado	287.897	0	0	0	0	0	287.897
403	18	99	00	Otros impuestos indirectos	2.399	0	0	0	0	0	2.399
404	**00**	**00**	**00**	**Activos reales**	**349.689**	**0**	**0**	**0**	**0**	0	**349.689**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	75.036	0	0	0	0	0	75.036
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	59.826	0	0	0	0	0	59.826
404	03	06	00	Maquinaria y equipos de energía	15.210	0	0	0	0	0	15.210
404	04	00	00	Equipos de transporte, tracción y elevación	23.400	0	0	0	0	0	23.400
404	04	01	00	Vehículos automotores terrestres	23.400	0	0	0	0	0	23.400
404	05	00	00	Equipos de comunicaciones y de señalamiento	8.190	0	0	0	0	0	8.190
404	05	01	00	Equipos de telecomunicaciones	8.190	0	0	0	0	0	8.190
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	203.063	0	0	0	0	0	203.063
404	09	01	00	Mobiliario y equipos de oficina	18.866	0	0	0	0	0	18.866
404	09	02	00	Equipos de computación	168.259	0	0	0	0	0	168.259
404	09	03	00	Mobiliario y equipos de alojamiento	14.430	0	0	0	0	0	14.430
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.508	0	0	0	0	0	1.508
404	99	00	00	Otros activos reales	40.000	0	0	0	0	0	40.000
404	99	01	00	Otros activos reales	40.000	0	0	0	0	0	40.000
				Totales	**4.108.995**	**0**	**0**	**0**	**0**	0	**4.108.995**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115404 570052000 TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO PARA EL OTORGAMIENTO DE CRÉDITOS A LAS FAMILIAS QUE HABITAN EN LAS COMUNIDADES Y EN REFUGIOS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.973.826**	**0**	**0**	**0**	**0**	**0**	**1.973.826**
401	01	00	00	Sueldos, salarios y otras retribuciones	408.000	0	0	0	0	0	408.000
401	01	18	00	Remuneraciones al personal contratado	408.000	0	0	0	0	0	408.000
401	04	00	00	Complementos de sueldos y salarios	182.700	0	0	0	0	0	182.700
401	04	26	00	Bono compensatorio de alimentación al personal contratado	182.700	0	0	0	0	0	182.700
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	158.666	0	0	0	0	0	158.666
401	05	07	00	Aguinaldos al personal contratado	113.333	0	0	0	0	0	113.333
401	05	08	00	Bono vacacional al personal contratado	45.333	0	0	0	0	0	45.333
401	06	00	00	Aportes patronales y legales	59.664	0	0	0	0	0	59.664
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	40.800	0	0	0	0	0	40.800
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.160	0	0	0	0	0	8.160
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	10.704	0	0	0	0	0	10.704
401	07	00	00	Asistencia socio-económica	1.096.796	0	0	0	0	0	1.096.796
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	40.800	0	0	0	0	0	40.800
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	500.000	0	0	0	0	0	500.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	75.000	0	0	0	0	0	75.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	357.500	0	0	0	0	0	357.500
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	115.000	0	0	0	0	0	115.000
401	07	33	00	Asistencia socio-económica al personal contratado	8.496	0	0	0	0	0	8.496
401	08	00	00	Prestaciones sociales e indemnizaciones	68.000	0	0	0	0	0	68.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	68.000	0	0	0	0	0	68.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.124.554**	**0**	**0**	**0**	**0**	**0**	**1.124.554**
402	01	00	00	Productos alimenticios y agropecuarios	262.314	0	0	0	0	0	262.314
402	01	01	00	Alimentos y bebidas para personas	262.314	0	0	0	0	0	262.314
402	03	00	00	Textiles y vestuarios	20.402	0	0	0	0	0	20.402
402	03	02	00	Prendas de vestir	20.402	0	0	0	0	0	20.402
402	05	00	00	Productos de papel, cartón e impresos	317.643	0	0	0	0	0	317.643

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115404 570052000 TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO PARA EL OTORGAMIENTO DE CRÉDITOS A LAS FAMILIAS QUE HABITAN EN LAS COMUNIDADES Y EN REFUGIOS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	311.041	0	0	0	0	0	311.041
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.602	0	0	0	0	0	6.602
402	06	00	00	Productos químicos y derivados	8.015	0	0	0	0	0	8.015
402	06	04	00	Productos farmacéuticos y medicamentos	6.558	0	0	0	0	0	6.558
402	06	06	00	Combustibles y lubricantes	1.457	0	0	0	0	0	1.457
402	08	00	00	Productos metálicos	4.372	0	0	0	0	0	4.372
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.372	0	0	0	0	0	4.372
402	10	00	00	Productos varios y útiles diversos	511.808	0	0	0	0	0	511.808
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	22.096	0	0	0	0	0	22.096
402	10	06	00	Condecoraciones, ofrendas y similares	15.302	0	0	0	0	0	15.302
402	10	07	00	Productos de seguridad en el trabajo	12.154	0	0	0	0	0	12.154
402	10	08	00	Materiales para equipos de computación	447.683	0	0	0	0	0	447.683
402	10	99	00	Otros productos y útiles diversos	14.573	0	0	0	0	0	14.573
403	**00**	**00**	**00**	**Servicios no personales**	**1.571.620**	**0**	**0**	**0**	**0**	**0**	**1.571.620**
403	02	00	00	Alquileres de maquinaria y equipos	58.420	0	0	0	0	0	58.420
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	58.420	0	0	0	0	0	58.420
403	07	00	00	Servicios de información, impresión y relaciones públicas	679.840	0	0	0	0	0	679.840
403	07	02	00	Imprenta y reproducción	24.012	0	0	0	0	0	24.012
403	07	03	00	Relaciones sociales	655.828	0	0	0	0	0	655.828
403	09	00	00	Viáticos y pasajes	324.360	0	0	0	0	0	324.360
403	09	01	00	Viáticos y pasajes dentro del país	324.360	0	0	0	0	0	324.360
403	18	00	00	Impuestos indirectos	500.000	0	0	0	0	0	500.000
403	18	01	00	Impuesto al valor agregado	500.000	0	0	0	0	0	500.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	8.000	0	0	0	0	0	8.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	8.000	0	0	0	0	0	8.000
403	99	00	00	Otros servicios no personales	1.000	0	0	0	0	0	1.000
403	99	01	00	Otros servicios no personales	1.000	0	0	0	0	0	1.000
404	**00**	**00**	**00**	**Activos reales**	**80.000**	**0**	**0**	**0**	**0**	**0**	**80.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115404 570052000 TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO PARA EL OTORGAMIENTO DE CRÉDITOS A LAS FAMILIAS QUE HABITAN EN LAS COMUNIDADES Y EN REFUGIOS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	80.000	0	0	0	0	0	80.000
404	09	02	00	Equipos de computación	80.000	0	0	0	0	0	80.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	250.000	0	0	0	0	0	250.000
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	250.000	0	0	0	0	0	250.000
407	12	01	01	Transferencias Corrientes a Consejos Comunales	250.000	0	0	0	0	0	250.000
				Totales	**5.000.000**	**0**	**0**	**0**	**0**	**0**	**5.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115404 570052000 TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO PARA EL OTORGAMIENTO DE CRÉDITOS A LAS FAMILIAS QUE HABITAN EN LAS COMUNIDADES Y EN REFUGIOS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115404 570052000 TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO PARA EL OTORGAMIENTO DE CRÉDITOS A LAS FAMILIAS QUE HABITAN EN LAS COMUNIDADES Y EN REFUGIOS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 570052002 PROMOCIÓN DE LA GESTIÓN COMUNAL EN EL MARCO DEL PLAN DE TRANSFORMACIÓN INTEGRAL DEL HÁBITAT.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FINANCIAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.973.826**	**0**	**0**	**0**	**0**	0	**1.973.826**
401	01	00	00	Sueldos, salarios y otras retribuciones	408.000	0	0	0	0	0	408.000
401	01	18	00	Remuneraciones al personal contratado	408.000	0	0	0	0	0	408.000
401	04	00	00	Complementos de sueldos y salarios	182.700	0	0	0	0	0	182.700
401	04	26	00	Bono compensatorio de alimentación al personal contratado	182.700	0	0	0	0	0	182.700
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	158.666	0	0	0	0	0	158.666
401	05	07	00	Aguinaldos al personal contratado	113.333	0	0	0	0	0	113.333
401	05	08	00	Bono vacacional al personal contratado	45.333	0	0	0	0	0	45.333
401	06	00	00	Aportes patronales y legales	59.664	0	0	0	0	0	59.664
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	40.800	0	0	0	0	0	40.800
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.160	0	0	0	0	0	8.160
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	10.704	0	0	0	0	0	10.704
401	07	00	00	Asistencia socio-económica	1.096.796	0	0	0	0	0	1.096.796
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	40.800	0	0	0	0	0	40.800
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	500.000	0	0	0	0	0	500.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	75.000	0	0	0	0	0	75.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	357.500	0	0	0	0	0	357.500
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	115.000	0	0	0	0	0	115.000
401	07	33	00	Asistencia socio-económica al personal contratado	8.496	0	0	0	0	0	8.496
401	08	00	00	Prestaciones sociales e indemnizaciones	68.000	0	0	0	0	0	68.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	68.000	0	0	0	0	0	68.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.124.554**	**0**	**0**	**0**	**0**	0	**1.124.554**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115404 570052000 TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO PARA EL OTORGAMIENTO DE CRÉDITOS A LAS FAMILIAS QUE HABITAN EN LAS COMUNIDADES Y EN REFUGIOS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570052002 PROMOCIÓN DE LA GESTIÓN COMUNAL EN EL MARCO DEL PLAN DE TRANSFORMACIÓN INTEGRAL DEL HÁBITAT.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FINANCIAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	262.314	0	0	0	0	0	262.314
402	01	01	00	Alimentos y bebidas para personas	262.314	0	0	0	0	0	262.314
402	03	00	00	Textiles y vestuarios	20.402	0	0	0	0	0	20.402
402	03	02	00	Prendas de vestir	20.402	0	0	0	0	0	20.402
402	05	00	00	Productos de papel, cartón e impresos	317.643	0	0	0	0	0	317.643
402	05	03	00	Productos de papel y cartón para oficina	311.041	0	0	0	0	0	311.041
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.602	0	0	0	0	0	6.602
402	06	00	00	Productos químicos y derivados	8.015	0	0	0	0	0	8.015
402	06	04	00	Productos farmacéuticos y medicamentos	6.558	0	0	0	0	0	6.558
402	06	06	00	Combustibles y lubricantes	1.457	0	0	0	0	0	1.457
402	08	00	00	Productos metálicos	4.372	0	0	0	0	0	4.372
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.372	0	0	0	0	0	4.372
402	10	00	00	Productos varios y útiles diversos	511.808	0	0	0	0	0	511.808
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	22.096	0	0	0	0	0	22.096
402	10	06	00	Condecoraciones, ofrendas y similares	15.302	0	0	0	0	0	15.302
402	10	07	00	Productos de seguridad en el trabajo	12.154	0	0	0	0	0	12.154
402	10	08	00	Materiales para equipos de computación	447.683	0	0	0	0	0	447.683
402	10	99	00	Otros productos y útiles diversos	14.573	0	0	0	0	0	14.573
403	**00**	**00**	**00**	**Servicios no personales**	**1.571.620**	**0**	**0**	**0**	**0**	0	**1.571.620**
403	02	00	00	Alquileres de maquinaria y equipos	58.420	0	0	0	0	0	58.420
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	58.420	0	0	0	0	0	58.420
403	07	00	00	Servicios de información, impresión y relaciones públicas	679.840	0	0	0	0	0	679.840
403	07	02	00	Imprenta y reproducción	24.012	0	0	0	0	0	24.012

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115404 570052000 TRANSFERENCIA DE RECURSOS FINANCIEROS A LOS ENTES ADSCRITOS DEL MINISTERIO PARA EL OTORGAMIENTO DE CRÉDITOS A LAS FAMILIAS QUE HABITAN EN LAS COMUNIDADES Y EN REFUGIOS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570052002 PROMOCIÓN DE LA GESTIÓN COMUNAL EN EL MARCO DEL PLAN DE TRANSFORMACIÓN INTEGRAL DEL HÁBITAT.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FINANCIAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	655.828	0	0	0	0	0	655.828
403	09	00	00	Viáticos y pasajes	324.360	0	0	0	0	0	324.360
403	09	01	00	Viáticos y pasajes dentro del país	324.360	0	0	0	0	0	324.360
403	18	00	00	Impuestos indirectos	500.000	0	0	0	0	0	500.000
403	18	01	00	Impuesto al valor agregado	500.000	0	0	0	0	0	500.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	8.000	0	0	0	0	0	8.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	8.000	0	0	0	0	0	8.000
403	99	00	00	Otros servicios no personales	1.000	0	0	0	0	0	1.000
403	99	01	00	Otros servicios no personales	1.000	0	0	0	0	0	1.000
404	**00**	**00**	**00**	**Activos reales**	**80.000**	**0**	**0**	**0**	**0**	0	**80.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	80.000	0	0	0	0	0	80.000
404	09	02	00	Equipos de computación	80.000	0	0	0	0	0	80.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**250.000**	**0**	**0**	**0**	**0**	0	**250.000**
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	250.000	0	0	0	0	0	250.000
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	250.000	0	0	0	0	0	250.000
407	12	01	01	Transferencias Corrientes a Consejos Comunales	250.000	0	0	0	0	0	250.000
				Totales	**5.000.000**	**0**	**0**	**0**	**0**	0	**5.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115352 570053000 FORTALECIMIENTO DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS A TRAVÉS DEL OTORGAMIENTO DE TRANSFERENCIAS DE RECURSOS FINANCIEROS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 50

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.159.460**	**0**	**0**	**0**	**0**	**0**	**2.159.460**
401	01	00	00	Sueldos, salarios y otras retribuciones	544.800	0	0	0	0	0	544.800
401	01	18	00	Remuneraciones al personal contratado	544.800	0	0	0	0	0	544.800
401	04	00	00	Complementos de sueldos y salarios	254.100	0	0	0	0	0	254.100
401	04	26	00	Bono compensatorio de alimentación al personal contratado	254.100	0	0	0	0	0	254.100
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	208.132	0	0	0	0	0	208.132
401	05	07	00	Aguinaldos al personal contratado	148.666	0	0	0	0	0	148.666
401	05	08	00	Bono vacacional al personal contratado	59.466	0	0	0	0	0	59.466
401	06	00	00	Aportes patronales y legales	74.928	0	0	0	0	0	74.928
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	53.520	0	0	0	0	0	53.520
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.704	0	0	0	0	0	10.704
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	10.704	0	0	0	0	0	10.704
401	07	00	00	Asistencia socio-económica	988.300	0	0	0	0	0	988.300
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	5.352	0	0	0	0	0	5.352
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	550.000	0	0	0	0	0	550.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	66.000	0	0	0	0	0	66.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	157.300	0	0	0	0	0	157.300
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	115.000	0	0	0	0	0	115.000
401	07	33	00	Asistencia socio-económica al personal contratado	94.648	0	0	0	0	0	94.648
401	08	00	00	Prestaciones sociales e indemnizaciones	89.200	0	0	0	0	0	89.200
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	89.200	0	0	0	0	0	89.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.434.993**	**0**	**0**	**0**	**0**	**0**	**2.434.993**
402	01	00	00	Productos alimenticios y agropecuarios	1.748.760	0	0	0	0	0	1.748.760
402	01	01	00	Alimentos y bebidas para personas	1.748.760	0	0	0	0	0	1.748.760
402	03	00	00	Textiles y vestuarios	94.725	0	0	0	0	0	94.725
402	03	01	00	Textiles	43.719	0	0	0	0	0	43.719
402	03	02	00	Prendas de vestir	51.006	0	0	0	0	0	51.006

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115352 570053000 FORTALECIMIENTO DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS A TRAVÉS DEL OTORGAMIENTO DE TRANSFERENCIAS DE RECURSOS FINANCIEROS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 50

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	374.448	0	0	0	0	0	374.448
402	05	03	00	Productos de papel y cartón para oficina	372.096	0	0	0	0	0	372.096
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.352	0	0	0	0	0	2.352
402	06	00	00	Productos químicos y derivados	3.643	0	0	0	0	0	3.643
402	06	04	00	Productos farmacéuticos y medicamentos	2.186	0	0	0	0	0	2.186
402	06	06	00	Combustibles y lubricantes	1.457	0	0	0	0	0	1.457
402	08	00	00	Productos metálicos	2.915	0	0	0	0	0	2.915
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.915	0	0	0	0	0	2.915
402	10	00	00	Productos varios y útiles diversos	210.502	0	0	0	0	0	210.502
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	11.988	0	0	0	0	0	11.988
402	10	06	00	Condecoraciones, ofrendas y similares	5.101	0	0	0	0	0	5.101
402	10	07	00	Productos de seguridad en el trabajo	7.053	0	0	0	0	0	7.053
402	10	08	00	Materiales para equipos de computación	179.073	0	0	0	0	0	179.073
402	10	99	00	Otros productos y útiles diversos	7.287	0	0	0	0	0	7.287
403	**00**	**00**	**00**	**Servicios no personales**	**2.405.547**	**0**	**0**	**0**	**0**	**0**	**2.405.547**
403	02	00	00	Alquileres de maquinaria y equipos	352.560	0	0	0	0	0	352.560
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	352.560	0	0	0	0	0	352.560
403	07	00	00	Servicios de información, impresión y relaciones públicas	394.663	0	0	0	0	0	394.663
403	07	02	00	Imprenta y reproducción	30.663	0	0	0	0	0	30.663
403	07	03	00	Relaciones sociales	364.000	0	0	0	0	0	364.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.402	0	0	0	0	0	2.402
403	08	02	00	Comisiones y gastos bancarios	2.402	0	0	0	0	0	2.402
403	09	00	00	Viáticos y pasajes	1.054.144	0	0	0	0	0	1.054.144
403	09	01	00	Viáticos y pasajes dentro del país	1.054.144	0	0	0	0	0	1.054.144
403	18	00	00	Impuestos indirectos	578.677	0	0	0	0	0	578.677
403	18	01	00	Impuesto al valor agregado	518.677	0	0	0	0	0	518.677
403	18	99	00	Otros impuestos indirectos	60.000	0	0	0	0	0	60.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	12.000	0	0	0	0	0	12.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115352 570053000 FORTALECIMIENTO DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS A TRAVÉS DEL OTORGAMIENTO DE TRANSFERENCIAS DE RECURSOS FINANCIEROS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 50

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	12.000	0	0	0	0	0	12.000
403	99	00	00	Otros servicios no personales	11.101	0	0	0	0	0	11.101
403	99	01	00	Otros servicios no personales	11.101	0	0	0	0	0	11.101
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	1.000.000	0	0	0	0	0	1.000.000
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	1.000.000	0	0	0	0	0	1.000.000
407	12	01	02	Donaciones Corrientes a Consejos Comunales	1.000.000	0	0	0	0	0	1.000.000
				Totales	**8.000.000**	**0**	**0**	**0**	**0**	**0**	**8.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115352 570053000 FORTALECIMIENTO DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS A TRAVÉS DEL OTORGAMIENTO DE TRANSFERENCIAS DE RECURSOS FINANCIEROS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 50

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115352 570053000 FORTALECIMIENTO DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS A TRAVÉS DEL OTORGAMIENTO DE TRANSFERENCIAS DE RECURSOS FINANCIEROS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 50

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570053001 TRANSFERENCIAS DE RECURSOS FINANCIEROS CON LA FINALIDAD DE PROMOVER LA CONFORMACIÓN DEL SISTEMA ECONÓMICO COMUNAL PARA FORTALECER LAS ORGANIZACIONES SOCIOPRODUCTIVAS.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 50

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FINANCIAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	1.000.000	0	0	0	0	0	1.000.000
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	1.000.000	0	0	0	0	0	1.000.000
407	12	01	02	Donaciones Corrientes a Consejos Comunales	1.000.000	0	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115352 570053000 FORTALECIMIENTO DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS A TRAVÉS DEL OTORGAMIENTO DE TRANSFERENCIAS DE RECURSOS FINANCIEROS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 50

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570053002 SEGUIMIENTO Y EVALUACIÓN DE LOS RECURSOS TRANSFERIDOS A LAS ORGANIZACIONES SOCIOPRODUCTIVAS.

UNIDAD DE MEDIDA: INFORME **META:** 50

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FINANCIAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.159.460**	**0**	**0**	**0**	**0**	0	**2.159.460**
401	01	00	00	Sueldos, salarios y otras retribuciones	544.800	0	0	0	0	0	544.800
401	01	18	00	Remuneraciones al personal contratado	544.800	0	0	0	0	0	544.800
401	04	00	00	Complementos de sueldos y salarios	254.100	0	0	0	0	0	254.100
401	04	26	00	Bono compensatorio de alimentación al personal contratado	254.100	0	0	0	0	0	254.100
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	208.132	0	0	0	0	0	208.132
401	05	07	00	Aguinaldos al personal contratado	148.666	0	0	0	0	0	148.666
401	05	08	00	Bono vacacional al personal contratado	59.466	0	0	0	0	0	59.466
401	06	00	00	Aportes patronales y legales	74.928	0	0	0	0	0	74.928
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	53.520	0	0	0	0	0	53.520
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.704	0	0	0	0	0	10.704
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	10.704	0	0	0	0	0	10.704
401	07	00	00	Asistencia socio-económica	988.300	0	0	0	0	0	988.300
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	5.352	0	0	0	0	0	5.352
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	550.000	0	0	0	0	0	550.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	66.000	0	0	0	0	0	66.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	157.300	0	0	0	0	0	157.300
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	115.000	0	0	0	0	0	115.000
401	07	33	00	Asistencia socio-económica al personal contratado	94.648	0	0	0	0	0	94.648
401	08	00	00	Prestaciones sociales e indemnizaciones	89.200	0	0	0	0	0	89.200
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	89.200	0	0	0	0	0	89.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.434.993**	**0**	**0**	**0**	**0**	0	**2.434.993**
402	01	00	00	Productos alimenticios y agropecuarios	1.748.760	0	0	0	0	0	1.748.760

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115352 570053000 FORTALECIMIENTO DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS A TRAVÉS DEL OTORGAMIENTO DE TRANSFERENCIAS DE RECURSOS FINANCIEROS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 50

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 570053002 SEGUIMIENTO Y EVALUACIÓN DE LOS RECURSOS TRANSFERIDOS A LAS ORGANIZACIONES SOCIOPRODUCTIVAS.

UNIDAD DE MEDIDA: INFORME **META:** 50

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FINANCIAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	01	00	Alimentos y bebidas para personas	1.748.760	0	0	0	0	0	1.748.760
402	03	00	00	Textiles y vestuarios	94.725	0	0	0	0	0	94.725
402	03	01	00	Textiles	43.719	0	0	0	0	0	43.719
402	03	02	00	Prendas de vestir	51.006	0	0	0	0	0	51.006
402	05	00	00	Productos de papel, cartón e impresos	374.448	0	0	0	0	0	374.448
402	05	03	00	Productos de papel y cartón para oficina	372.096	0	0	0	0	0	372.096
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.352	0	0	0	0	0	2.352
402	06	00	00	Productos químicos y derivados	3.643	0	0	0	0	0	3.643
402	06	04	00	Productos farmacéuticos y medicamentos	2.186	0	0	0	0	0	2.186
402	06	06	00	Combustibles y lubricantes	1.457	0	0	0	0	0	1.457
402	08	00	00	Productos metálicos	2.915	0	0	0	0	0	2.915
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.915	0	0	0	0	0	2.915
402	10	00	00	Productos varios y útiles diversos	210.502	0	0	0	0	0	210.502
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	11.988	0	0	0	0	0	11.988
402	10	06	00	Condecoraciones, ofrendas y similares	5.101	0	0	0	0	0	5.101
402	10	07	00	Productos de seguridad en el trabajo	7.053	0	0	0	0	0	7.053
402	10	08	00	Materiales para equipos de computación	179.073	0	0	0	0	0	179.073
402	10	99	00	Otros productos y útiles diversos	7.287	0	0	0	0	0	7.287
403	**00**	**00**	**00**	**Servicios no personales**	**2.405.547**	**0**	**0**	**0**	**0**	0	**2.405.547**
403	02	00	00	Alquileres de maquinaria y equipos	352.560	0	0	0	0	0	352.560
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	352.560	0	0	0	0	0	352.560
403	07	00	00	Servicios de información, impresión y relaciones públicas	394.663	0	0	0	0	0	394.663
403	07	02	00	Imprenta y reproducción	30.663	0	0	0	0	0	30.663
403	07	03	00	Relaciones sociales	364.000	0	0	0	0	0	364.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115352 570053000 FORTALECIMIENTO DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS A TRAVÉS DEL OTORGAMIENTO DE TRANSFERENCIAS DE RECURSOS FINANCIEROS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 50

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570053002 SEGUIMIENTO Y EVALUACIÓN DE LOS RECURSOS TRANSFERIDOS A LAS ORGANIZACIONES SOCIOPRODUCTIVAS.

UNIDAD DE MEDIDA: INFORME **META:** 50

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FINANCIAMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.402	0	0	0	0	0	2.402
403	08	02	00	Comisiones y gastos bancarios	2.402	0	0	0	0	0	2.402
403	09	00	00	Viáticos y pasajes	1.054.144	0	0	0	0	0	1.054.144
403	09	01	00	Viáticos y pasajes dentro del país	1.054.144	0	0	0	0	0	1.054.144
403	18	00	00	Impuestos indirectos	578.677	0	0	0	0	0	578.677
403	18	01	00	Impuesto al valor agregado	518.677	0	0	0	0	0	518.677
403	18	99	00	Otros impuestos indirectos	60.000	0	0	0	0	0	60.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	12.000	0	0	0	0	0	12.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	12.000	0	0	0	0	0	12.000
403	99	00	00	Otros servicios no personales	11.101	0	0	0	0	0	11.101
403	99	01	00	Otros servicios no personales	11.101	0	0	0	0	0	11.101
				Totales	**7.000.000**	**0**	**0**	**0**	**0**	0	**7.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115479 570054000 ESTUDIO DE MEDICIÓN DE IMPACTO DE LAS POLÍTICAS PÚBLICAS DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL.

OBJETIVO DEL PROYECTO: BRINDAR INFORMACIÓN QUE PERMITA ANALIZAR Y EVALUAR LA EJECUCIÓN Y EL IMPACTO DE LAS POLÍTICAS PÚBLICAS QUE ESTÁN BAJO LA RESPONSABILIDAD DEL MINISTERIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 7

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**228.000**	**0**	**0**	**0**	**0**	**0**	**228.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	228.000	0	0	0	0	0	228.000
401	01	18	00	Remuneraciones al personal contratado	228.000	0	0	0	0	0	228.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**137.851**	**0**	**0**	**0**	**0**	**0**	**137.851**
402	03	00	00	Textiles y vestuarios	24.789	0	0	0	0	0	24.789
402	03	02	00	Prendas de vestir	24.789	0	0	0	0	0	24.789
402	05	00	00	Productos de papel, cartón e impresos	65.679	0	0	0	0	0	65.679
402	05	03	00	Productos de papel y cartón para oficina	45.000	0	0	0	0	0	45.000
402	05	04	00	Libros, revistas y periódicos	20.679	0	0	0	0	0	20.679
402	10	00	00	Productos varios y útiles diversos	47.383	0	0	0	0	0	47.383
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	13.116	0	0	0	0	0	13.116
402	10	08	00	Materiales para equipos de computación	34.267	0	0	0	0	0	34.267
403	**00**	**00**	**00**	**Servicios no personales**	**717.200**	**0**	**0**	**0**	**0**	**0**	**717.200**
403	02	00	00	Alquileres de maquinaria y equipos	207.200	0	0	0	0	0	207.200
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	207.200	0	0	0	0	0	207.200
403	09	00	00	Viáticos y pasajes	200.000	0	0	0	0	0	200.000
403	09	01	00	Viáticos y pasajes dentro del país	200.000	0	0	0	0	0	200.000
403	10	00	00	Servicios profesionales y técnicos	250.000	0	0	0	0	0	250.000
403	10	03	00	Servicios de procesamiento de datos	160.000	0	0	0	0	0	160.000
403	10	99	00	Otros servicios profesionales y técnicos	90.000	0	0	0	0	0	90.000
403	18	00	00	Impuestos indirectos	60.000	0	0	0	0	0	60.000
403	18	01	00	Impuesto al valor agregado	60.000	0	0	0	0	0	60.000
404	**00**	**00**	**00**	**Activos reales**	**416.949**	**0**	**0**	**0**	**0**	**0**	**416.949**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	30.000	0	0	0	0	0	30.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	30.000	0	0	0	0	0	30.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	05	01	00	Equipos de telecomunicaciones	20.000	0	0	0	0	0	20.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	366.949	0	0	0	0	0	366.949
404	09	01	00	Mobiliario y equipos de oficina	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115479 570054000 ESTUDIO DE MEDICIÓN DE IMPACTO DE LAS POLÍTICAS PÚBLICAS DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL.

OBJETIVO DEL PROYECTO: BRINDAR INFORMACIÓN QUE PERMITA ANALIZAR Y EVALUAR LA EJECUCIÓN Y EL IMPACTO DE LAS POLÍTICAS PÚBLICAS QUE ESTÁN BAJO LA RESPONSABILIDAD DEL MINISTERIO

UNIDAD DE MEDIDA: DOCUMENTO

META: 7

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	316.949	0	0	0	0	0	316.949
				Totales	**1.500.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115479 570054000 ESTUDIO DE MEDICIÓN DE IMPACTO DE LAS POLÍTICAS PÚBLICAS DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL.

OBJETIVO DEL PROYECTO: BRINDAR INFORMACIÓN QUE PERMITA ANALIZAR Y EVALUAR LA EJECUCIÓN Y EL IMPACTO DE LAS POLÍTICAS PÚBLICAS QUE ESTÁN BAJO LA RESPONSABILIDAD DEL MINISTERIO

UNIDAD DE MEDIDA: DOCUMENTO

META: 7

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115479 570054000 ESTUDIO DE MEDICIÓN DE IMPACTO DE LAS POLÍTICAS PÚBLICAS DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL.

OBJETIVO DEL PROYECTO: BRINDAR INFORMACIÓN QUE PERMITA ANALIZAR Y EVALUAR LA EJECUCIÓN Y EL IMPACTO DE LAS POLÍTICAS PÚBLICAS QUE ESTÁN BAJO LA RESPONSABILIDAD DEL MINISTERIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 7

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 570054001 EVALUACIÓN DE LAS CONDICIONES Y PROBLEMÁTICA PRESENTE QUE DIERON ORIGEN A LA APLICACIÓN DE LA POLÍTICA SOCIAL POR MEDIO DEL DISEÑO DE UN PROYECTO, PLAN, PROGRAMA O ACCIÓN DIRECTA DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

UNIDAD DE MEDIDA: EVALUACIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**228.000**	**0**	**0**	**0**	**0**	0	**228.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	228.000	0	0	0	0	0	228.000
401	01	18	00	Remuneraciones al personal contratado	228.000	0	0	0	0	0	228.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**122.851**	**0**	**0**	**0**	**0**	0	**122.851**
402	03	00	00	Textiles y vestuarios	24.789	0	0	0	0	0	24.789
402	03	02	00	Prendas de vestir	24.789	0	0	0	0	0	24.789
402	05	00	00	Productos de papel, cartón e impresos	50.679	0	0	0	0	0	50.679
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	0	30.000
402	05	04	00	Libros, revistas y periódicos	20.679	0	0	0	0	0	20.679
402	10	00	00	Productos varios y útiles diversos	47.383	0	0	0	0	0	47.383
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	13.116	0	0	0	0	0	13.116
402	10	08	00	Materiales para equipos de computación	34.267	0	0	0	0	0	34.267
403	**00**	**00**	**00**	**Servicios no personales**	**247.200**	**0**	**0**	**0**	**0**	0	**247.200**
403	02	00	00	Alquileres de maquinaria y equipos	187.200	0	0	0	0	0	187.200
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	187.200	0	0	0	0	0	187.200
403	18	00	00	Impuestos indirectos	60.000	0	0	0	0	0	60.000
403	18	01	00	Impuesto al valor agregado	60.000	0	0	0	0	0	60.000
404	**00**	**00**	**00**	**Activos reales**	**416.949**	**0**	**0**	**0**	**0**	0	**416.949**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	30.000	0	0	0	0	0	30.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	30.000	0	0	0	0	0	30.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	05	01	00	Equipos de telecomunicaciones	20.000	0	0	0	0	0	20.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	366.949	0	0	0	0	0	366.949
404	09	01	00	Mobiliario y equipos de oficina	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115479 570054000 ESTUDIO DE MEDICIÓN DE IMPACTO DE LAS POLÍTICAS PÚBLICAS DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL.

OBJETIVO DEL PROYECTO: BRINDAR INFORMACIÓN QUE PERMITA ANALIZAR Y EVALUAR LA EJECUCIÓN Y EL IMPACTO DE LAS POLÍTICAS PÚBLICAS QUE ESTÁN BAJO LA RESPONSABILIDAD DEL MINISTERIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 7

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 570054001 EVALUACIÓN DE LAS CONDICIONES Y PROBLEMÁTICA PRESENTE QUE DIERON ORIGEN A LA APLICACIÓN DE LA POLÍTICA SOCIAL POR MEDIO DEL DISEÑO DE UN PROYECTO, PLAN, PROGRAMA O ACCIÓN DIRECTA DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

UNIDAD DE MEDIDA: EVALUACIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	316.949	0	0	0	0	0	316.949
				Totales	**1.015.000**	**0**	**0**	**0**	**0**	0	**1.015.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115479 570054000 ESTUDIO DE MEDICIÓN DE IMPACTO DE LAS POLÍTICAS PÚBLICAS DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL.

OBJETIVO DEL PROYECTO: BRINDAR INFORMACIÓN QUE PERMITA ANALIZAR Y EVALUAR LA EJECUCIÓN Y EL IMPACTO DE LAS POLÍTICAS PÚBLICAS QUE ESTÁN BAJO LA RESPONSABILIDAD DEL MINISTERIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 7

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570054002 DISEÑO DE LA METODOLOGIA Y HERRAMIENTAS A UTILIZAR PARA LA MEDICION DEL IMPACTO DE LAS POLITICAS PUBLICAS DE CARÁCTER SOCIAL EN SUS DIFERENTES MOMENTOS DE LA APLICACIÓN (INTRA, POST Y EX POST) SEGÚN LA EVALUACIÓN INICIAL Y LAS ESTRATEGIAS.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SESUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**150.000**	**0**	**0**	**0**	**0**	0	**150.000**
403	02	00	00	Alquileres de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	40.000	0	0	0	0	0	40.000
403	09	01	00	Viáticos y pasajes dentro del país	40.000	0	0	0	0	0	40.000
403	10	00	00	Servicios profesionales y técnicos	90.000	0	0	0	0	0	90.000
403	10	99	00	Otros servicios profesionales y técnicos	90.000	0	0	0	0	0	90.000
				Totales	**150.000**	**0**	**0**	**0**	**0**	0	**150.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115479 570054000 ESTUDIO DE MEDICIÓN DE IMPACTO DE LAS POLÍTICAS PÚBLICAS DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL.

OBJETIVO DEL PROYECTO: BRINDAR INFORMACIÓN QUE PERMITA ANALIZAR Y EVALUAR LA EJECUCIÓN Y EL IMPACTO DE LAS POLÍTICAS PÚBLICAS QUE ESTÁN BAJO LA RESPONSABILIDAD DEL MINISTERIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 7

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570054003 APLICACIÓN Y RECOLECCIÓN DE LOS DATOS.

UNIDAD DE MEDIDA: INFORMACIÓN **META:** 300

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMENTO Y EVALUACION DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.000**	**0**	**0**	**0**	**0**	0	**15.000**
402	05	00	00	Productos de papel, cartón e impresos	15.000	0	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**160.000**	**0**	**0**	**0**	**0**	0	**160.000**
403	09	00	00	Viáticos y pasajes	160.000	0	0	0	0	0	160.000
403	09	01	00	Viáticos y pasajes dentro del país	160.000	0	0	0	0	0	160.000
				Totales	**175.000**	**0**	**0**	**0**	**0**	0	**175.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115479 570054000 ESTUDIO DE MEDICIÓN DE IMPACTO DE LAS POLÍTICAS PÚBLICAS DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL.

OBJETIVO DEL PROYECTO: BRINDAR INFORMACIÓN QUE PERMITA ANALIZAR Y EVALUAR LA EJECUCIÓN Y EL IMPACTO DE LAS POLÍTICAS PÚBLICAS QUE ESTÁN BAJO LA RESPONSABILIDAD DEL MINISTERIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 7

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570054004 TRANSCRIPCIÓN, PROCESAMIENTOS Y TABULACIÓN DE LOS DATOS.

UNIDAD DE MEDIDA: INFORMACIÓN **META:** 7

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMENTO Y EVALUACION DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**60.000**	**0**	**0**	**0**	**0**	0	**60.000**
403	10	00	00	Servicios profesionales y técnicos	60.000	0	0	0	0	0	60.000
403	10	03	00	Servicios de procesamiento de datos	60.000	0	0	0	0	0	60.000
				Totales	**60.000**	**0**	**0**	**0**	**0**	0	**60.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115479 570054000 ESTUDIO DE MEDICIÓN DE IMPACTO DE LAS POLÍTICAS PÚBLICAS DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL.

OBJETIVO DEL PROYECTO: BRINDAR INFORMACIÓN QUE PERMITA ANALIZAR Y EVALUAR LA EJECUCIÓN Y EL IMPACTO DE LAS POLÍTICAS PÚBLICAS QUE ESTÁN BAJO LA RESPONSABILIDAD DEL MINISTERIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 7

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570054005 ANÁLISIS DE LOS DATOS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 7

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACION DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**100.000**	**0**	**0**	**0**	**0**	0	**100.000**
403	10	00	00	Servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	10	03	00	Servicios de procesamiento de datos	100.000	0	0	0	0	0	100.000
				Totales	**100.000**	**0**	**0**	**0**	**0**	0	**100.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115474 570055000 APOYO A PROYECTOS PILOTOS E INICIATIVAS INNOVADORAS, TECNOLÓGICAS Y SOCIOPRODUCTIVAS EN LAS COMUNIDADES ORGANIZADAS HACIA LA CONSOLIDACIÓN DEL PODER COMUNAL.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 16

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.678.534**	**0**	**0**	**0**	**0**	**0**	**1.678.534**
401	01	00	00	Sueldos, salarios y otras retribuciones	517.440	0	0	0	0	0	517.440
401	01	18	00	Remuneraciones al personal contratado	462.000	0	0	0	0	0	462.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	55.440	0	0	0	0	0	55.440
401	04	00	00	Complementos de sueldos y salarios	209.950	0	0	0	0	0	209.950
401	04	26	00	Bono compensatorio de alimentación al personal contratado	209.950	0	0	0	0	0	209.950
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	208.536	0	0	0	0	0	208.536
401	05	07	00	Aguinaldos al personal contratado	157.203	0	0	0	0	0	157.203
401	05	08	00	Bono vacacional al personal contratado	51.333	0	0	0	0	0	51.333
401	06	00	00	Aportes patronales y legales	64.680	0	0	0	0	0	64.680
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	46.200	0	0	0	0	0	46.200
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	9.240	0	0	0	0	0	9.240
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	9.240	0	0	0	0	0	9.240
401	07	00	00	Asistencia socio-económica	600.928	0	0	0	0	0	600.928
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	55.440	0	0	0	0	0	55.440
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	250.000	0	0	0	0	0	250.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	39.000	0	0	0	0	0	39.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	211.488	0	0	0	0	0	211.488
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	45.000	0	0	0	0	0	45.000
401	08	00	00	Prestaciones sociales e indemnizaciones	77.000	0	0	0	0	0	77.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	77.000	0	0	0	0	0	77.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.370.000**	**0**	**0**	**0**	**0**	**0**	**1.370.000**
402	01	00	00	Productos alimenticios y agropecuarios	500.000	0	0	0	0	0	500.000
402	01	01	00	Alimentos y bebidas para personas	500.000	0	0	0	0	0	500.000
402	03	00	00	Textiles y vestuarios	500.000	0	0	0	0	0	500.000
402	03	02	00	Prendas de vestir	500.000	0	0	0	0	0	500.000
402	04	00	00	Productos de cuero y caucho	5.000	0	0	0	0	0	5.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115474 570055000 APOYO A PROYECTOS PILOTOS E INICIATIVAS INNOVADORAS, TECNOLÓGICAS Y SOCIOPRODUCTIVAS EN LAS COMUNIDADES ORGANIZADAS HACIA LA CONSOLIDACIÓN DEL PODER COMUNAL.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 16

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	264.000	0	0	0	0	0	264.000
402	05	02	00	Envases y cajas de papel y cartón	82.000	0	0	0	0	0	82.000
402	05	03	00	Productos de papel y cartón para oficina	96.000	0	0	0	0	0	96.000
402	05	04	00	Libros, revistas y periódicos	6.000	0	0	0	0	0	6.000
402	05	06	00	Productos de papel y cartón para computación	80.000	0	0	0	0	0	80.000
402	06	00	00	Productos químicos y derivados	1.000	0	0	0	0	0	1.000
402	06	06	00	Combustibles y lubricantes	1.000	0	0	0	0	0	1.000
402	08	00	00	Productos metálicos	3.000	0	0	0	0	0	3.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	97.000	0	0	0	0	0	97.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.000	0	0	0	0	0	6.000
402	10	06	00	Condecoraciones, ofrendas y similares	1.000	0	0	0	0	0	1.000
402	10	08	00	Materiales para equipos de computación	90.000	0	0	0	0	0	90.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.373.464**	**0**	**0**	**0**	**0**	**0**	**5.373.464**
403	06	00	00	Servicios de transporte y almacenaje	56.784	0	0	0	0	0	56.784
403	06	01	00	Fletes y embalajes	56.784	0	0	0	0	0	56.784
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.742.812	0	0	0	0	0	1.742.812
403	07	01	00	Publicidad y propaganda	500.000	0	0	0	0	0	500.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	0	300.000
403	07	03	00	Relaciones sociales	877.812	0	0	0	0	0	877.812
403	07	04	00	Avisos	65.000	0	0	0	0	0	65.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	20.000	0	0	0	0	0	20.000
403	08	01	00	Primas y gastos de seguros	10.000	0	0	0	0	0	10.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	1.948.668	0	0	0	0	0	1.948.668
403	09	01	00	Viáticos y pasajes dentro del país	1.912.268	0	0	0	0	0	1.912.268
403	09	02	00	Viáticos y pasajes fuera del país	36.400	0	0	0	0	0	36.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115474 570055000 APOYO A PROYECTOS PILOTOS E INICIATIVAS INNOVADORAS, TECNOLÓGICAS Y SOCIOPRODUCTIVAS EN LAS COMUNIDADES ORGANIZADAS HACIA LA CONSOLIDACIÓN DEL PODER COMUNAL.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 16

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	750.000	0	0	0	0	0	750.000
403	10	11	00	Servicios para la elaboración y suministro de comida	700.000	0	0	0	0	0	700.000
403	10	99	00	Otros servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	250.000	0	0	0	0	0	250.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	250.000	0	0	0	0	0	250.000
403	18	00	00	Impuestos indirectos	600.000	0	0	0	0	0	600.000
403	18	01	00	Impuesto al valor agregado	600.000	0	0	0	0	0	600.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.200	0	0	0	0	0	4.200
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.200	0	0	0	0	0	4.200
403	99	00	00	Otros servicios no personales	1.000	0	0	0	0	0	1.000
403	99	01	00	Otros servicios no personales	1.000	0	0	0	0	0	1.000
404	**00**	**00**	**00**	**Activos reales**	**178.002**	**0**	**0**	**0**	**0**	**0**	**178.002**
404	99	00	00	Otros activos reales	178.002	0	0	0	0	0	178.002
404	99	01	00	Otros activos reales	178.002	0	0	0	0	0	178.002
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.400.000**	**0**	**0**	**0**	**0**	**0**	**1.400.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.400.000	0	0	0	0	0	1.400.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.400.000	0	0	0	0	0	1.400.000
407	01	02	01	Donaciones corrientes a personas	1.400.000	0	0	0	0	0	1.400.000
				Totales	**10.000.000**	**0**	**0**	**0**	**0**	**0**	**10.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115474 570055000 APOYO A PROYECTOS PILOTOS E INICIATIVAS INNOVADORAS, TECNOLÓGICAS Y SOCIOPRODUCTIVAS EN LAS COMUNIDADES ORGANIZADAS HACIA LA CONSOLIDACIÓN DEL PODER COMUNAL.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 16

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115474 570055000 APOYO A PROYECTOS PILOTOS E INICIATIVAS INNOVADORAS, TECNOLÓGICAS Y SOCIOPRODUCTIVAS EN LAS COMUNIDADES ORGANIZADAS HACIA LA CONSOLIDACIÓN DEL PODER COMUNAL.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 16

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570055001 DETERMINAR LA FACTIBILIDAD Y DAR SEGUIMIENTO A LOS PROYECTOS ESPECIALES EN LAS COMUNIDADES ORGANIZADAS QUE INTEGRAN LAS POTENCIALES COMUNAS EN CONSTRUCCIÓN.

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 16

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL / DIRECCIÓN GENERAL DE PROYECTOS ESPECIALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.678.534**	**0**	**0**	**0**	**0**	0	**1.678.534**
401	01	00	00	Sueldos, salarios y otras retribuciones	517.440	0	0	0	0	0	517.440
401	01	18	00	Remuneraciones al personal contratado	462.000	0	0	0	0	0	462.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	55.440	0	0	0	0	0	55.440
401	04	00	00	Complementos de sueldos y salarios	209.950	0	0	0	0	0	209.950
401	04	26	00	Bono compensatorio de alimentación al personal contratado	209.950	0	0	0	0	0	209.950
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	208.536	0	0	0	0	0	208.536
401	05	07	00	Aguinaldos al personal contratado	157.203	0	0	0	0	0	157.203
401	05	08	00	Bono vacacional al personal contratado	51.333	0	0	0	0	0	51.333
401	06	00	00	Aportes patronales y legales	64.680	0	0	0	0	0	64.680
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	46.200	0	0	0	0	0	46.200
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	9.240	0	0	0	0	0	9.240
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	9.240	0	0	0	0	0	9.240
401	07	00	00	Asistencia socio-económica	600.928	0	0	0	0	0	600.928
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	55.440	0	0	0	0	0	55.440
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	250.000	0	0	0	0	0	250.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	39.000	0	0	0	0	0	39.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	211.488	0	0	0	0	0	211.488
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	45.000	0	0	0	0	0	45.000
401	08	00	00	Prestaciones sociales e indemnizaciones	77.000	0	0	0	0	0	77.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	77.000	0	0	0	0	0	77.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.370.000**	**0**	**0**	**0**	**0**	0	**1.370.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115474 570055000 APOYO A PROYECTOS PILOTOS E INICIATIVAS INNOVADORAS, TECNOLÓGICAS Y SOCIOPRODUCTIVAS EN LAS COMUNIDADES ORGANIZADAS HACIA LA CONSOLIDACIÓN DEL PODER COMUNAL.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 16

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570055001 DETERMINAR LA FACTIBILIDAD Y DAR SEGUIMIENTO A LOS PROYECTOS ESPECIALES EN LAS COMUNIDADES ORGANIZADAS QUE INTEGRAN LAS POTENCIALES COMUNAS EN CONSTRUCCIÓN.

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 16

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL / DIRECCIÓN GENERAL DE PROYECTOS ESPECIALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	500.000	0	0	0	0	0	500.000
402	01	01	00	Alimentos y bebidas para personas	500.000	0	0	0	0	0	500.000
402	03	00	00	Textiles y vestuarios	500.000	0	0	0	0	0	500.000
402	03	02	00	Prendas de vestir	500.000	0	0	0	0	0	500.000
402	04	00	00	Productos de cuero y caucho	5.000	0	0	0	0	0	5.000
402	04	03	00	Cauchos y tripas para vehículos	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	264.000	0	0	0	0	0	264.000
402	05	02	00	Envases y cajas de papel y cartón	82.000	0	0	0	0	0	82.000
402	05	03	00	Productos de papel y cartón para oficina	96.000	0	0	0	0	0	96.000
402	05	04	00	Libros, revistas y periódicos	6.000	0	0	0	0	0	6.000
402	05	06	00	Productos de papel y cartón para computación	80.000	0	0	0	0	0	80.000
402	06	00	00	Productos químicos y derivados	1.000	0	0	0	0	0	1.000
402	06	06	00	Combustibles y lubricantes	1.000	0	0	0	0	0	1.000
402	08	00	00	Productos metálicos	3.000	0	0	0	0	0	3.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	97.000	0	0	0	0	0	97.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.000	0	0	0	0	0	6.000
402	10	06	00	Condecoraciones, ofrendas y similares	1.000	0	0	0	0	0	1.000
402	10	08	00	Materiales para equipos de computación	90.000	0	0	0	0	0	90.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.373.464**	**0**	**0**	**0**	**0**	0	**5.373.464**
403	06	00	00	Servicios de transporte y almacenaje	56.784	0	0	0	0	0	56.784
403	06	01	00	Fletes y embalajes	56.784	0	0	0	0	0	56.784
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.742.812	0	0	0	0	0	1.742.812

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115474 570055000 APOYO A PROYECTOS PILOTOS E INICIATIVAS INNOVADORAS, TECNOLÓGICAS Y SOCIOPRODUCTIVAS EN LAS COMUNIDADES ORGANIZADAS HACIA LA CONSOLIDACIÓN DEL PODER COMUNAL.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 16

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570055001 DETERMINAR LA FACTIBILIDAD Y DAR SEGUIMIENTO A LOS PROYECTOS ESPECIALES EN LAS COMUNIDADES ORGANIZADAS QUE INTEGRAN LAS POTENCIALES COMUNAS EN CONSTRUCCIÓN.

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 16

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL / DIRECCIÓN GENERAL DE PROYECTOS ESPECIALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	01	00	Publicidad y propaganda	500.000	0	0	0	0	0	500.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	0	300.000
403	07	03	00	Relaciones sociales	877.812	0	0	0	0	0	877.812
403	07	04	00	Avisos	65.000	0	0	0	0	0	65.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	20.000	0	0	0	0	0	20.000
403	08	01	00	Primas y gastos de seguros	10.000	0	0	0	0	0	10.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	1.948.668	0	0	0	0	0	1.948.668
403	09	01	00	Viáticos y pasajes dentro del país	1.912.268	0	0	0	0	0	1.912.268
403	09	02	00	Viáticos y pasajes fuera del país	36.400	0	0	0	0	0	36.400
403	10	00	00	Servicios profesionales y técnicos	750.000	0	0	0	0	0	750.000
403	10	11	00	Servicios para la elaboración y suministro de comida	700.000	0	0	0	0	0	700.000
403	10	99	00	Otros servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	250.000	0	0	0	0	0	250.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	250.000	0	0	0	0	0	250.000
403	18	00	00	Impuestos indirectos	600.000	0	0	0	0	0	600.000
403	18	01	00	Impuesto al valor agregado	600.000	0	0	0	0	0	600.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.200	0	0	0	0	0	4.200
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.200	0	0	0	0	0	4.200
403	99	00	00	Otros servicios no personales	1.000	0	0	0	0	0	1.000
403	99	01	00	Otros servicios no personales	1.000	0	0	0	0	0	1.000
404	**00**	**00**	**00**	**Activos reales**	**178.002**	**0**	**0**	**0**	**0**	0	**178.002**
404	99	00	00	Otros activos reales	178.002	0	0	0	0	0	178.002

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115474 570055000 APOYO A PROYECTOS PILOTOS E INICIATIVAS INNOVADORAS, TECNOLÓGICAS Y SOCIOPRODUCTIVAS EN LAS COMUNIDADES ORGANIZADAS HACIA LA CONSOLIDACIÓN DEL PODER COMUNAL.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 16

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570055001 DETERMINAR LA FACTIBILIDAD Y DAR SEGUIMIENTO A LOS PROYECTOS ESPECIALES EN LAS COMUNIDADES ORGANIZADAS QUE INTEGRAN LAS POTENCIALES COMUNAS EN CONSTRUCCIÓN.

UNIDAD DE MEDIDA: COMUNIDAD ORGANIZADA Y PARTICIPANTE **META:** 16

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL / DIRECCIÓN GENERAL DE PROYECTOS ESPECIALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	178.002	0	0	0	0	0	178.002
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.400.000**	**0**	**0**	**0**	**0**	0	**1.400.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.400.000	0	0	0	0	0	1.400.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.400.000	0	0	0	0	0	1.400.000
407	01	02	01	Donaciones corrientes a personas	1.400.000	0	0	0	0	0	1.400.000
				Totales	**10.000.000**	**0**	**0**	**0**	**0**	0	**10.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115292 570056000 ACOMPAÑAMIENTO INTEGRAL A LAS ORGANIZACIONES SOCIOPRODUCTIVAS DEL PODER POPULAR, PARA EL FORTALECIMIENTO DE LAS FASES DEL CICLO DE LA PRODUCCIÓN, DISTRIBUCIÓN Y CONSUMO DE BIENES Y SERVICIOS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 232

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.053.289**	**0**	**0**	**0**	**0**	**0**	**3.053.289**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.080.000	0	0	0	0	0	1.080.000
401	01	18	00	Remuneraciones al personal contratado	1.080.000	0	0	0	0	0	1.080.000
401	04	00	00	Complementos de sueldos y salarios	311.220	0	0	0	0	0	311.220
401	04	26	00	Bono compensatorio de alimentación al personal contratado	311.220	0	0	0	0	0	311.220
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	424.111	0	0	0	0	0	424.111
401	05	07	00	Aguinaldos al personal contratado	304.111	0	0	0	0	0	304.111
401	05	08	00	Bono vacacional al personal contratado	120.000	0	0	0	0	0	120.000
401	06	00	00	Aportes patronales y legales	151.200	0	0	0	0	0	151.200
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	108.000	0	0	0	0	0	108.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	21.600	0	0	0	0	0	21.600
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	21.600	0	0	0	0	0	21.600
401	07	00	00	Asistencia socio-económica	906.758	0	0	0	0	0	906.758
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	129.600	0	0	0	0	0	129.600
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	375.000	0	0	0	0	0	375.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	58.500	0	0	0	0	0	58.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	285.158	0	0	0	0	0	285.158
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	58.500	0	0	0	0	0	58.500
401	08	00	00	Prestaciones sociales e indemnizaciones	180.000	0	0	0	0	0	180.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	180.000	0	0	0	0	0	180.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.715.175**	**0**	**0**	**0**	**0**	**0**	**3.715.175**
402	01	00	00	Productos alimenticios y agropecuarios	1.750.000	0	0	0	0	0	1.750.000
402	01	01	00	Alimentos y bebidas para personas	1.750.000	0	0	0	0	0	1.750.000
402	03	00	00	Textiles y vestuarios	580.000	0	0	0	0	0	580.000
402	03	01	00	Textiles	50.000	0	0	0	0	0	50.000
402	03	02	00	Prendas de vestir	530.000	0	0	0	0	0	530.000
402	05	00	00	Productos de papel, cartón e impresos	478.077	0	0	0	0	0	478.077

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115292 570056000 ACOMPAÑAMIENTO INTEGRAL A LAS ORGANIZACIONES SOCIOPRODUCTIVAS DEL PODER POPULAR, PARA EL FORTALECIMIENTO DE LAS FASES DEL CICLO DE LA PRODUCCIÓN, DISTRIBUCIÓN Y CONSUMO DE BIENES Y SERVICIOS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 232

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	11.461	0	0	0	0	0	11.461
402	05	02	00	Envases y cajas de papel y cartón	13.116	0	0	0	0	0	13.116
402	05	03	00	Productos de papel y cartón para oficina	350.000	0	0	0	0	0	350.000
402	05	06	00	Productos de papel y cartón para computación	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	83.500	0	0	0	0	0	83.500
402	06	00	00	Productos químicos y derivados	199.528	0	0	0	0	0	199.528
402	06	03	00	Tintas, pinturas y colorantes	150.000	0	0	0	0	0	150.000
402	06	04	00	Productos farmacéuticos y medicamentos	17.488	0	0	0	0	0	17.488
402	06	05	00	Productos de tocador	2.040	0	0	0	0	0	2.040
402	06	06	00	Combustibles y lubricantes	25.000	0	0	0	0	0	25.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	21.106	0	0	0	0	0	21.106
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.106	0	0	0	0	0	6.106
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	666.464	0	0	0	0	0	666.464
402	10	03	00	Utensilios de cocina y comedor	2.000	0	0	0	0	0	2.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	0	150.000
402	10	06	00	Condecoraciones, ofrendas y similares	25.000	0	0	0	0	0	25.000
402	10	07	00	Productos de seguridad en el trabajo	15.000	0	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	350.000	0	0	0	0	0	350.000
402	10	11	00	Materiales eléctricos	9.464	0	0	0	0	0	9.464
402	10	13	00	Materiales fotográficos	40.000	0	0	0	0	0	40.000
402	10	99	00	Otros productos y útiles diversos	75.000	0	0	0	0	0	75.000
402	99	00	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
402	99	01	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.727.499**	**0**	**0**	**0**	**0**	**0**	**6.727.499**
403	02	00	00	Alquileres de maquinaria y equipos	829.110	0	0	0	0	0	829.110
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	550.000	0	0	0	0	0	550.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115292 570056000 ACOMPAÑAMIENTO INTEGRAL A LAS ORGANIZACIONES SOCIOPRODUCTIVAS DEL PODER POPULAR, PARA EL FORTALECIMIENTO DE LAS FASES DEL CICLO DE LA PRODUCCIÓN, DISTRIBUCIÓN Y CONSUMO DE BIENES Y SERVICIOS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 232

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	146.900	0	0	0	0	0	146.900
403	02	99	00	Alquileres de otras maquinaria y equipos	132.210	0	0	0	0	0	132.210
403	06	00	00	Servicios de transporte y almacenaje	6.000	0	0	0	0	0	6.000
403	06	01	00	Fletes y embalajes	6.000	0	0	0	0	0	6.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.402.000	0	0	0	0	0	2.402.000
403	07	01	00	Publicidad y propaganda	250.000	0	0	0	0	0	250.000
403	07	02	00	Imprenta y reproducción	400.000	0	0	0	0	0	400.000
403	07	03	00	Relaciones sociales	1.752.000	0	0	0	0	0	1.752.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	10.000	0	0	0	0	0	10.000
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	1.912.000	0	0	0	0	0	1.912.000
403	09	01	00	Viáticos y pasajes dentro del país	1.812.000	0	0	0	0	0	1.812.000
403	09	02	00	Viáticos y pasajes fuera del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	270.000	0	0	0	0	0	270.000
403	10	07	00	Servicios de capacitación y adiestramiento	50.000	0	0	0	0	0	50.000
403	10	11	00	Servicios para la elaboración y suministro de comida	200.000	0	0	0	0	0	200.000
403	10	99	00	Otros servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	180.000	0	0	0	0	0	180.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	180.000	0	0	0	0	0	180.000
403	18	00	00	Impuestos indirectos	1.096.389	0	0	0	0	0	1.096.389
403	18	01	00	Impuesto al valor agregado	1.096.389	0	0	0	0	0	1.096.389
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	10.000	0	0	0	0	0	10.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	10.000	0	0	0	0	0	10.000
403	99	00	00	Otros servicios no personales	12.000	0	0	0	0	0	12.000
403	99	01	00	Otros servicios no personales	12.000	0	0	0	0	0	12.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.504.037**	**0**	**0**	**0**	**0**	**0**	**1.504.037**
407	01	00	00	Transferencias y donaciones corrientes internas	1.504.037	0	0	0	0	0	1.504.037
407	01	02	00	Donaciones corrientes internas al sector privado	1.504.037	0	0	0	0	0	1.504.037

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115292 570056000 ACOMPAÑAMIENTO INTEGRAL A LAS ORGANIZACIONES SOCIOPRODUCTIVAS DEL PODER POPULAR, PARA EL FORTALECIMIENTO DE LAS FASES DEL CICLO DE LA PRODUCCIÓN, DISTRIBUCIÓN Y CONSUMO DE BIENES Y SERVICIOS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 232

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	02	01	Donaciones corrientes a personas	1.504.037	0	0	0	0	0	1.504.037
				Totales	**15.000.000**	**0**	**0**	**0**	**0**	**0**	**15.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115292 570056000 ACOMPAÑAMIENTO INTEGRAL A LAS ORGANIZACIONES SOCIOPRODUCTIVAS DEL PODER POPULAR, PARA EL FORTALECIMIENTO DE LAS FASES DEL CICLO DE LA PRODUCCIÓN, DISTRIBUCIÓN Y CONSUMO DE BIENES Y SERVICIOS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 232

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115292 570056000 ACOMPAÑAMIENTO INTEGRAL A LAS ORGANIZACIONES SOCIOPRODUCTIVAS DEL PODER POPULAR, PARA EL FORTALECIMIENTO DE LAS FASES DEL CICLO DE LA PRODUCCIÓN, DISTRIBUCIÓN Y CONSUMO DE BIENES Y SERVICIOS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 232

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570056001 ACOMPAÑAMIENTO Y ASISTENCIA TÉCNICA A LAS ORGANIZACIONES SOCIOPRODUCTIVAS PARA LA IMPLEMENTACIÓN DEL MODELO DE GESTIÓN DEL SISTEMA ECONÓMICO COMUNAL

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 232

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNAS Y PROTECCION SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.053.289**	**0**	**0**	**0**	**0**	0	**3.053.289**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.080.000	0	0	0	0	0	1.080.000
401	01	18	00	Remuneraciones al personal contratado	1.080.000	0	0	0	0	0	1.080.000
401	04	00	00	Complementos de sueldos y salarios	311.220	0	0	0	0	0	311.220
401	04	26	00	Bono compensatorio de alimentación al personal contratado	311.220	0	0	0	0	0	311.220
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	424.111	0	0	0	0	0	424.111
401	05	07	00	Aguinaldos al personal contratado	304.111	0	0	0	0	0	304.111
401	05	08	00	Bono vacacional al personal contratado	120.000	0	0	0	0	0	120.000
401	06	00	00	Aportes patronales y legales	151.200	0	0	0	0	0	151.200
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	108.000	0	0	0	0	0	108.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	21.600	0	0	0	0	0	21.600
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	21.600	0	0	0	0	0	21.600
401	07	00	00	Asistencia socio-económica	906.758	0	0	0	0	0	906.758
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	129.600	0	0	0	0	0	129.600
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	375.000	0	0	0	0	0	375.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	58.500	0	0	0	0	0	58.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	285.158	0	0	0	0	0	285.158
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	58.500	0	0	0	0	0	58.500
401	08	00	00	Prestaciones sociales e indemnizaciones	180.000	0	0	0	0	0	180.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	180.000	0	0	0	0	0	180.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.410.175**	**0**	**0**	**0**	**0**	0	**2.410.175**
402	01	00	00	Productos alimenticios y agropecuarios	1.000.000	0	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115292 570056000 ACOMPAÑAMIENTO INTEGRAL A LAS ORGANIZACIONES SOCIOPRODUCTIVAS DEL PODER POPULAR, PARA EL FORTALECIMIENTO DE LAS FASES DEL CICLO DE LA PRODUCCIÓN, DISTRIBUCIÓN Y CONSUMO DE BIENES Y SERVICIOS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 232

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 570056001 ACOMPAÑAMIENTO Y ASISTENCIA TÉCNICA A LAS ORGANIZACIONES SOCIOPRODUCTIVAS PARA LA IMPLEMENTACIÓN DEL MODELO DE GESTIÓN DEL SISTEMA ECONÓMICO COMUNAL

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 232

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNAS Y PROTECCION SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	01	00	Alimentos y bebidas para personas	1.000.000	0	0	0	0	0	1.000.000
402	03	00	00	Textiles y vestuarios	50.000	0	0	0	0	0	50.000
402	03	01	00	Textiles	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	478.077	0	0	0	0	0	478.077
402	05	01	00	Pulpa de madera, papel y cartón	11.461	0	0	0	0	0	11.461
402	05	02	00	Envases y cajas de papel y cartón	13.116	0	0	0	0	0	13.116
402	05	03	00	Productos de papel y cartón para oficina	350.000	0	0	0	0	0	350.000
402	05	06	00	Productos de papel y cartón para computación	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	83.500	0	0	0	0	0	83.500
402	06	00	00	Productos químicos y derivados	199.528	0	0	0	0	0	199.528
402	06	03	00	Tintas, pinturas y colorantes	150.000	0	0	0	0	0	150.000
402	06	04	00	Productos farmacéuticos y medicamentos	17.488	0	0	0	0	0	17.488
402	06	05	00	Productos de tocador	2.040	0	0	0	0	0	2.040
402	06	06	00	Combustibles y lubricantes	25.000	0	0	0	0	0	25.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	21.106	0	0	0	0	0	21.106
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.106	0	0	0	0	0	6.106
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	641.464	0	0	0	0	0	641.464
402	10	03	00	Utensilios de cocina y comedor	2.000	0	0	0	0	0	2.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	0	150.000
402	10	07	00	Productos de seguridad en el trabajo	15.000	0	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	350.000	0	0	0	0	0	350.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115292 570056000 ACOMPAÑAMIENTO INTEGRAL A LAS ORGANIZACIONES SOCIOPRODUCTIVAS DEL PODER POPULAR, PARA EL FORTALECIMIENTO DE LAS FASES DEL CICLO DE LA PRODUCCIÓN, DISTRIBUCIÓN Y CONSUMO DE BIENES Y SERVICIOS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 232

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570056001 ACOMPAÑAMIENTO Y ASISTENCIA TÉCNICA A LAS ORGANIZACIONES SOCIOPRODUCTIVAS PARA LA IMPLEMENTACIÓN DEL MODELO DE GESTIÓN DEL SISTEMA ECONÓMICO COMUNAL

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 232

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNAS Y PROTECCION SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	9.464	0	0	0	0	0	9.464
402	10	13	00	Materiales fotográficos	40.000	0	0	0	0	0	40.000
402	10	99	00	Otros productos y útiles diversos	75.000	0	0	0	0	0	75.000
402	99	00	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
402	99	01	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.743.735**	**0**	**0**	**0**	**0**	0	**2.743.735**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	10.000	0	0	0	0	0	10.000
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	1.912.000	0	0	0	0	0	1.912.000
403	09	01	00	Viáticos y pasajes dentro del país	1.812.000	0	0	0	0	0	1.812.000
403	09	02	00	Viáticos y pasajes fuera del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	270.000	0	0	0	0	0	270.000
403	10	07	00	Servicios de capacitación y adiestramiento	50.000	0	0	0	0	0	50.000
403	10	11	00	Servicios para la elaboración y suministro de comida	200.000	0	0	0	0	0	200.000
403	10	99	00	Otros servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	529.735	0	0	0	0	0	529.735
403	18	01	00	Impuesto al valor agregado	529.735	0	0	0	0	0	529.735
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	10.000	0	0	0	0	0	10.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	10.000	0	0	0	0	0	10.000
403	99	00	00	Otros servicios no personales	12.000	0	0	0	0	0	12.000
403	99	01	00	Otros servicios no personales	12.000	0	0	0	0	0	12.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.504.037**	**0**	**0**	**0**	**0**	0	**1.504.037**
407	01	00	00	Transferencias y donaciones corrientes internas	1.504.037	0	0	0	0	0	1.504.037

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115292 570056000 ACOMPAÑAMIENTO INTEGRAL A LAS ORGANIZACIONES SOCIOPRODUCTIVAS DEL PODER POPULAR, PARA EL FORTALECIMIENTO DE LAS FASES DEL CICLO DE LA PRODUCCIÓN, DISTRIBUCIÓN Y CONSUMO DE BIENES Y SERVICIOS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 232

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570056001 ACOMPAÑAMIENTO Y ASISTENCIA TÉCNICA A LAS ORGANIZACIONES SOCIOPRODUCTIVAS PARA LA IMPLEMENTACIÓN DEL MODELO DE GESTIÓN DEL SISTEMA ECONÓMICO COMUNAL

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 232

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNAS Y PROTECCION SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	02	00	Donaciones corrientes internas al sector privado	1.504.037	0	0	0	0	0	1.504.037
407	01	02	01	Donaciones corrientes a personas	1.504.037	0	0	0	0	0	1.504.037
				Totales	**9.711.236**	**0**	**0**	**0**	**0**	0	**9.711.236**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115292 570056000 ACOMPAÑAMIENTO INTEGRAL A LAS ORGANIZACIONES SOCIOPRODUCTIVAS DEL PODER POPULAR, PARA EL FORTALECIMIENTO DE LAS FASES DEL CICLO DE LA PRODUCCIÓN, DISTRIBUCIÓN Y CONSUMO DE BIENES Y SERVICIOS.

OBJETIVO DEL PROYECTO: DIRIGIR, COORDINAR, SUPERVISAR Y HACER SEGUIMIENTO A LA EJECUCIÓN DE POLÍTICAS, PROYECTOS Y PROGRAMAS DIRIGIDOS A FOMENTAR, DESARROLLAR, ACOMPAÑAR Y ARTICULAR LAS DIFERENTES FORMAS DE ASOCIACIÓN COMUNITARIA PARA EL TRABAJO, EL AHORRO Y EL CONSUMO BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA Y DIRIGIDOS A LA SATISFACCIÓN DE LAS NECESIDADES SOCIALES DE LAS COMUNIDADES Y AL DESARROLLO DEL NUEVO MODELO SOCIO PRODUCTIVO.

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 232

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE ECONOMÍA COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570056002 PROMOCIÓN DE LOS BIENES SERVICIOS Y HABERES DE LAS ORGANIZACIONES SOCIOPRODUCTIVAS MEDIANTE LAS DIFERENTES FORMAS DE INTERCAMBIO COMUNAL

UNIDAD DE MEDIDA: EVENTO **META:** 30

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNAS Y PROTECCION SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.305.000**	**0**	**0**	**0**	**0**	0	**1.305.000**
402	01	00	00	Productos alimenticios y agropecuarios	750.000	0	0	0	0	0	750.000
402	01	01	00	Alimentos y bebidas para personas	750.000	0	0	0	0	0	750.000
402	03	00	00	Textiles y vestuarios	530.000	0	0	0	0	0	530.000
402	03	02	00	Prendas de vestir	530.000	0	0	0	0	0	530.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	06	00	Condecoraciones, ofrendas y similares	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.983.764**	**0**	**0**	**0**	**0**	0	**3.983.764**
403	02	00	00	Alquileres de maquinaria y equipos	829.110	0	0	0	0	0	829.110
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	550.000	0	0	0	0	0	550.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	146.900	0	0	0	0	0	146.900
403	02	99	00	Alquileres de otras maquinaria y equipos	132.210	0	0	0	0	0	132.210
403	06	00	00	Servicios de transporte y almacenaje	6.000	0	0	0	0	0	6.000
403	06	01	00	Fletes y embalajes	6.000	0	0	0	0	0	6.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.402.000	0	0	0	0	0	2.402.000
403	07	01	00	Publicidad y propaganda	250.000	0	0	0	0	0	250.000
403	07	02	00	Imprenta y reproducción	400.000	0	0	0	0	0	400.000
403	07	03	00	Relaciones sociales	1.752.000	0	0	0	0	0	1.752.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	180.000	0	0	0	0	0	180.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	180.000	0	0	0	0	0	180.000
403	18	00	00	Impuestos indirectos	566.654	0	0	0	0	0	566.654
403	18	01	00	Impuesto al valor agregado	566.654	0	0	0	0	0	566.654
				Totales	**5.288.764**	**0**	**0**	**0**	**0**	0	**5.288.764**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115530 570057000 IMPLANTACIÓN DE RED TELEFÓNICA PARA EL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL - TORRE PARA LA ECONOMÍA POPULAR MANUELITA SÁENZ (INCIMAR), BASADA EN TECNOLOGÍA VOZ SOBRE IP.

OBJETIVO DEL PROYECTO: CUMPLIR CON LAS DISPOSICIONES DEL EJECUTIVO NACIONAL REFERENTE A LA INDEPENDENCIA Y SOBERANÍA TECNOLÓGICA DEL MINISTERIO CON LA IMPLEMENTACIÓN DE SOFTWARE LIBRE DESARROLLADO CON ESTÁNDARES ABIERTOS EN LOS SISTEMAS, PROYECTOS Y SERVICIOS INFORMÁTICOS.

UNIDAD DE MEDIDA: OFICINA

META: 31

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.850.342**	**0**	**0**	**0**	**0**	**0**	**3.850.342**
403	10	00	00	Servicios profesionales y técnicos	3.388.301	0	0	0	0	0	3.388.301
403	10	99	00	Otros servicios profesionales y técnicos	3.388.301	0	0	0	0	0	3.388.301
403	18	00	00	Impuestos indirectos	462.041	0	0	0	0	0	462.041
403	18	01	00	Impuesto al valor agregado	462.041	0	0	0	0	0	462.041
				Totales	**3.850.342**	**0**	**0**	**0**	**0**	**0**	**3.850.342**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115530 570057000 IMPLANTACIÓN DE RED TELEFÓNICA PARA EL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL - TORRE PARA LA ECONOMÍA POPULAR MANUELITA SÁENZ (INCIMAR), BASADA EN TECNOLOGÍA VOZ SOBRE IP.

OBJETIVO DEL PROYECTO: CUMPLIR CON LAS DISPOSICIONES DEL EJECUTIVO NACIONAL REFERENTE A LA INDEPENDENCIA Y SOBERANÍA TECNOLÓGICA DEL MINISTERIO CON LA IMPLEMENTACIÓN DE SOFTWARE LIBRE DESARROLLADO CON ESTÁNDARES ABIERTOS EN LOS SISTEMAS, PROYECTOS Y SERVICIOS INFORMÁTICOS.

UNIDAD DE MEDIDA: OFICINA

META: 31

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115530 570057000 IMPLANTACIÓN DE RED TELEFÓNICA PARA EL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL - TORRE PARA LA ECONOMÍA POPULAR MANUELITA SÁENZ (INCIMAR), BASADA EN TECNOLOGÍA VOZ SOBRE IP.

OBJETIVO DEL PROYECTO: CUMPLIR CON LAS DISPOSICIONES DEL EJECUTIVO NACIONAL REFERENTE A LA INDEPENDENCIA Y SOBERANÍA TECNOLÓGICA DEL MINISTERIO CON LA IMPLEMENTACIÓN DE SOFTWARE LIBRE DESARROLLADO CON ESTÁNDARES ABIERTOS EN LOS SISTEMAS, PROYECTOS Y SERVICIOS INFORMÁTICOS.

UNIDAD DE MEDIDA: OFICINA **META:** 31

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570057001 INSTALACIÓN Y CONFIGURACIÓN DE EQUIPOS Y DISPOSITIVOS NECESARIOS PARA TELEFONÍA IP EN EL MINISTERIO -TORRE INCIMAR.

UNIDAD DE MEDIDA: OFICINA **META:** 31

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍA DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.850.342**	**0**	**0**	**0**	**0**	0	**3.850.342**
403	10	00	00	Servicios profesionales y técnicos	3.388.301	0	0	0	0	0	3.388.301
403	10	99	00	Otros servicios profesionales y técnicos	3.388.301	0	0	0	0	0	3.388.301
403	18	00	00	Impuestos indirectos	462.041	0	0	0	0	0	462.041
403	18	01	00	Impuesto al valor agregado	462.041	0	0	0	0	0	462.041
				Totales	**3.850.342**	**0**	**0**	**0**	**0**	0	**3.850.342**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115379 570058000 ADECUACIÓN TECNOLÓGICA DE LA TORRE PARA LA ECONOMÍA POPULAR MANUELITA SÁENZ (INCIMAR) FASE II

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERATIVIDAD DEL MINISTERIO, A TRAVÉS DEL ACONDICIONAMIENTO DE LA PLATAFORMA TECNOLÓGICA.

UNIDAD DE MEDIDA: SALA ACONDICIONADA

META: 1

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.342.900**	**0**	**0**	**0**	**0**	**0**	**3.342.900**
403	10	00	00	Servicios profesionales y técnicos	2.755.192	0	0	0	0	0	2.755.192
403	10	07	00	Servicios de capacitación y adiestramiento	70.400	0	0	0	0	0	70.400
403	10	99	00	Otros servicios profesionales y técnicos	2.684.792	0	0	0	0	0	2.684.792
403	18	00	00	Impuestos indirectos	411.708	0	0	0	0	0	411.708
403	18	01	00	Impuesto al valor agregado	411.708	0	0	0	0	0	411.708
403	99	00	00	Otros servicios no personales	176.000	0	0	0	0	0	176.000
403	99	01	00	Otros servicios no personales	176.000	0	0	0	0	0	176.000
404	**00**	**00**	**00**	**Activos reales**	**88.000**	**0**	**0**	**0**	**0**	**0**	**88.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	44.000	0	0	0	0	0	44.000
404	05	01	00	Equipos de telecomunicaciones	44.000	0	0	0	0	0	44.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	44.000	0	0	0	0	0	44.000
404	09	02	00	Equipos de computación	44.000	0	0	0	0	0	44.000
				Totales	**3.430.900**	**0**	**0**	**0**	**0**	**0**	**3.430.900**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115379 570058000 ADECUACIÓN TECNOLÓGICA DE LA TORRE PARA LA ECONOMÍA POPULAR MANUELITA SÁENZ (INCIMAR) FASE II

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERATIVIDAD DEL MINISTERIO, A TRAVÉS DEL ACONDICIONAMIENTO DE LA PLATAFORMA TECNOLÓGICA.

UNIDAD DE MEDIDA: SALA ACONDICIONADA

META: 1

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115379 570058000 ADECUACIÓN TECNOLÓGICA DE LA TORRE PARA LA ECONOMÍA POPULAR MANUELITA SÁENZ (INCIMAR) FASE II

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERATIVIDAD DEL MINISTERIO, A TRAVÉS DEL ACONDICIONAMIENTO DE LA PLATAFORMA TECNOLÓGICA.

UNIDAD DE MEDIDA: SALA ACONDICIONADA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 570058001 AMPLIACIÓN DE LA PLATAFORMA TECNOLÓGICA (DATA CENTER) DE LA TORRE INCIMAR

UNIDAD DE MEDIDA: SALA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.627.450**	**0**	**0**	**0**	**0**	0	**1.627.450**
403	10	00	00	Servicios profesionales y técnicos	1.245.596	0	0	0	0	0	1.245.596
403	10	07	00	Servicios de capacitación y adiestramiento	70.400	0	0	0	0	0	70.400
403	10	99	00	Otros servicios profesionales y técnicos	1.175.196	0	0	0	0	0	1.175.196
403	18	00	00	Impuestos indirectos	205.854	0	0	0	0	0	205.854
403	18	01	00	Impuesto al valor agregado	205.854	0	0	0	0	0	205.854
403	99	00	00	Otros servicios no personales	176.000	0	0	0	0	0	176.000
403	99	01	00	Otros servicios no personales	176.000	0	0	0	0	0	176.000
404	**00**	**00**	**00**	**Activos reales**	**88.000**	**0**	**0**	**0**	**0**	0	**88.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	44.000	0	0	0	0	0	44.000
404	05	01	00	Equipos de telecomunicaciones	44.000	0	0	0	0	0	44.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	44.000	0	0	0	0	0	44.000
404	09	02	00	Equipos de computación	44.000	0	0	0	0	0	44.000
				Totales	**1.715.450**	**0**	**0**	**0**	**0**	0	**1.715.450**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115379 570058000 ADECUACIÓN TECNOLÓGICA DE LA TORRE PARA LA ECONOMÍA POPULAR MANUELITA SÁENZ (INCIMAR) FASE II

OBJETIVO DEL PROYECTO: GARANTIZAR LA OPERATIVIDAD DEL MINISTERIO, A TRAVÉS DEL ACONDICIONAMIENTO DE LA PLATAFORMA TECNOLÓGICA.

UNIDAD DE MEDIDA: SALA ACONDICIONADA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 570058002 MUDANZA Y PUESTA EN OPERACIÓN DE LA SALA DE DATOS (DATA CENTER) DE LA TORRE INCIMAR

UNIDAD DE MEDIDA: SALA ACONDICIONADA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.715.450**	**0**	**0**	**0**	**0**	0	**1.715.450**
403	10	00	00	Servicios profesionales y técnicos	1.509.596	0	0	0	0	0	1.509.596
403	10	99	00	Otros servicios profesionales y técnicos	1.509.596	0	0	0	0	0	1.509.596
403	18	00	00	Impuestos indirectos	205.854	0	0	0	0	0	205.854
403	18	01	00	Impuesto al valor agregado	205.854	0	0	0	0	0	205.854
				Totales	**1.715.450**	**0**	**0**	**0**	**0**	0	**1.715.450**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115375 570059000 CONSOLIDACIÓN DE LAS INSTANCIAS DEL PODER POPULAR, INCENTIVANDO Y PROMOVIENDO LA PARTICIPACIÓN PROTAGÓNICA Y REVOLUCIONARIA Y LA ORGANIZACIÓN COMUNAL.

OBJETIVO DEL PROYECTO: PROMOCIONAR EL PODER POPULAR, CONCEBIDO COMO EL DESARROLLO DE CAPACIDADES DE ACCIÓN COLECTIVA A TRAVÉS DE PROCESOS DE CAPACITACIÓN Y FORMACIÓN.

UNIDAD DE MEDIDA: PLAN

META: 5.625

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN COMUNAL

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**16.994.596**	**0**	**0**	**0**	**0**	**0**	**16.994.596**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.700.000	0	0	0	0	0	10.700.000
401	01	18	00	Remuneraciones al personal contratado	2.380.000	0	0	0	0	0	2.380.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	8.320.000	0	0	0	0	0	8.320.000
401	04	00	00	Complementos de sueldos y salarios	750.750	0	0	0	0	0	750.750
401	04	26	00	Bono compensatorio de alimentación al personal contratado	750.750	0	0	0	0	0	750.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.110.629	0	0	0	0	0	1.110.629
401	05	07	00	Aguinaldos al personal contratado	793.296	0	0	0	0	0	793.296
401	05	08	00	Bono vacacional al personal contratado	317.333	0	0	0	0	0	317.333
401	06	00	00	Aportes patronales y legales	333.200	0	0	0	0	0	333.200
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	238.000	0	0	0	0	0	238.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	47.600	0	0	0	0	0	47.600
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	47.600	0	0	0	0	0	47.600
401	07	00	00	Asistencia socio-económica	3.703.350	0	0	0	0	0	3.703.350
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	238.000	0	0	0	0	0	238.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	3.465.350	0	0	0	0	0	3.465.350
401	08	00	00	Prestaciones sociales e indemnizaciones	396.667	0	0	0	0	0	396.667
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	396.667	0	0	0	0	0	396.667
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.701.759**	**0**	**0**	**0**	**0**	**0**	**5.701.759**
402	01	00	00	Productos alimenticios y agropecuarios	1.425.000	0	0	0	0	0	1.425.000
402	01	01	00	Alimentos y bebidas para personas	1.425.000	0	0	0	0	0	1.425.000
402	03	00	00	Textiles y vestuarios	182.159	0	0	0	0	0	182.159
402	03	02	00	Prendas de vestir	182.159	0	0	0	0	0	182.159
402	04	00	00	Productos de cuero y caucho	180.000	0	0	0	0	0	180.000
402	04	03	00	Cauchos y tripas para vehículos	180.000	0	0	0	0	0	180.000
402	05	00	00	Productos de papel, cartón e impresos	653.600	0	0	0	0	0	653.600
402	05	02	00	Envases y cajas de papel y cartón	53.600	0	0	0	0	0	53.600
402	05	03	00	Productos de papel y cartón para oficina	300.000	0	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115375 570059000 CONSOLIDACIÓN DE LAS INSTANCIAS DEL PODER POPULAR, INCENTIVANDO Y PROMOVIENDO LA PARTICIPACIÓN PROTAGÓNICA Y REVOLUCIONARIA Y LA ORGANIZACIÓN COMUNAL.

OBJETIVO DEL PROYECTO: PROMOCIONAR EL PODER POPULAR, CONCEBIDO COMO EL DESARROLLO DE CAPACIDADES DE ACCIÓN COLECTIVA A TRAVÉS DE PROCESOS DE CAPACITACIÓN Y FORMACIÓN.

UNIDAD DE MEDIDA: PLAN **META:** 5.625

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN COMUNAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	300.000	0	0	0	0	0	300.000
402	06	00	00	Productos químicos y derivados	61.000	0	0	0	0	0	61.000
402	06	03	00	Tintas, pinturas y colorantes	25.000	0	0	0	0	0	25.000
402	06	04	00	Productos farmacéuticos y medicamentos	18.000	0	0	0	0	0	18.000
402	06	06	00	Combustibles y lubricantes	18.000	0	0	0	0	0	18.000
402	08	00	00	Productos metálicos	730.000	0	0	0	0	0	730.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	330.000	0	0	0	0	0	330.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	200.000	0	0	0	0	0	200.000
402	08	10	00	Repuestos y accesorios para otros equipos	200.000	0	0	0	0	0	200.000
402	10	00	00	Productos varios y útiles diversos	2.370.000	0	0	0	0	0	2.370.000
402	10	02	00	Materiales y útiles de limpieza y aseo	200.000	0	0	0	0	0	200.000
402	10	03	00	Utensilios de cocina y comedor	100.000	0	0	0	0	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	500.000	0	0	0	0	0	500.000
402	10	07	00	Productos de seguridad en el trabajo	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	1.500.000	0	0	0	0	0	1.500.000
402	10	11	00	Materiales eléctricos	50.000	0	0	0	0	0	50.000
402	99	00	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**9.303.645**	**0**	**0**	**0**	**0**	**0**	**9.303.645**
403	02	00	00	Alquileres de maquinaria y equipos	800.000	0	0	0	0	0	800.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	800.000	0	0	0	0	0	800.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.250.000	0	0	0	0	0	3.250.000
403	07	02	00	Imprenta y reproducción	250.000	0	0	0	0	0	250.000
403	07	03	00	Relaciones sociales	3.000.000	0	0	0	0	0	3.000.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	12.000	0	0	0	0	0	12.000
403	08	02	00	Comisiones y gastos bancarios	12.000	0	0	0	0	0	12.000
403	09	00	00	Viáticos y pasajes	1.550.000	0	0	0	0	0	1.550.000
403	09	01	00	Viáticos y pasajes dentro del país	1.550.000	0	0	0	0	0	1.550.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115375 570059000 CONSOLIDACIÓN DE LAS INSTANCIAS DEL PODER POPULAR, INCENTIVANDO Y PROMOVIENDO LA PARTICIPACIÓN PROTAGÓNICA Y REVOLUCIONARIA Y LA ORGANIZACIÓN COMUNAL.

OBJETIVO DEL PROYECTO: PROMOCIONAR EL PODER POPULAR, CONCEBIDO COMO EL DESARROLLO DE CAPACIDADES DE ACCIÓN COLECTIVA A TRAVÉS DE PROCESOS DE CAPACITACIÓN Y FORMACIÓN.

UNIDAD DE MEDIDA: PLAN

META: 5.625

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN COMUNAL

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.300.000	0	0	0	0	0	1.300.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	800.000	0	0	0	0	0	800.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	0	500.000
403	12	00	00	Conservación y reparaciones menores de obras	500.000	0	0	0	0	0	500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	500.000	0	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	1.425.645	0	0	0	0	0	1.425.645
403	18	01	00	Impuesto al valor agregado	1.425.645	0	0	0	0	0	1.425.645
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	18.000	0	0	0	0	0	18.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	18.000	0	0	0	0	0	18.000
403	99	00	00	Otros servicios no personales	448.000	0	0	0	0	0	448.000
403	99	01	00	Otros servicios no personales	448.000	0	0	0	0	0	448.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.000.000**	**0**	**0**	**0**	**0**	**0**	**3.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	3.000.000	0	0	0	0	0	3.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	3.000.000	0	0	0	0	0	3.000.000
407	01	02	01	Donaciones corrientes a personas	3.000.000	0	0	0	0	0	3.000.000
				Totales	**35.000.000**	**0**	**0**	**0**	**0**	**0**	**35.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115375 570059000 CONSOLIDACIÓN DE LAS INSTANCIAS DEL PODER POPULAR, INCENTIVANDO Y PROMOVIENDO LA PARTICIPACIÓN PROTAGÓNICA Y REVOLUCIONARIA Y LA ORGANIZACIÓN COMUNAL.

OBJETIVO DEL PROYECTO: PROMOCIONAR EL PODER POPULAR, CONCEBIDO COMO EL DESARROLLO DE CAPACIDADES DE ACCIÓN COLECTIVA A TRAVÉS DE PROCESOS DE CAPACITACIÓN Y FORMACIÓN.

UNIDAD DE MEDIDA: PLAN

META: 5.625

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN COMUNAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115375 570059000 CONSOLIDACIÓN DE LAS INSTANCIAS DEL PODER POPULAR, INCENTIVANDO Y PROMOVIENDO LA PARTICIPACIÓN PROTAGÓNICA Y REVOLUCIONARIA Y LA ORGANIZACIÓN COMUNAL.

OBJETIVO DEL PROYECTO: PROMOCIONAR EL PODER POPULAR, CONCEBIDO COMO EL DESARROLLO DE CAPACIDADES DE ACCIÓN COLECTIVA A TRAVÉS DE PROCESOS DE CAPACITACIÓN Y FORMACIÓN.

UNIDAD DE MEDIDA: PLAN **META:** 5.625

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570059001 IMPULSAR EL FUNCIONAMIENTO DE LOS COLECTIVOS DE COORDINACIÓN COMUNITARIA.

UNIDAD DE MEDIDA: COLECTIVO **META:** 5.625

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PARTICIPACIÓN COMUNAL DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**16.994.596**	**0**	**0**	**0**	**0**	0	**16.994.596**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.700.000	0	0	0	0	0	10.700.000
401	01	18	00	Remuneraciones al personal contratado	2.380.000	0	0	0	0	0	2.380.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	8.320.000	0	0	0	0	0	8.320.000
401	04	00	00	Complementos de sueldos y salarios	750.750	0	0	0	0	0	750.750
401	04	26	00	Bono compensatorio de alimentación al personal contratado	750.750	0	0	0	0	0	750.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.110.629	0	0	0	0	0	1.110.629
401	05	07	00	Aguinaldos al personal contratado	793.296	0	0	0	0	0	793.296
401	05	08	00	Bono vacacional al personal contratado	317.333	0	0	0	0	0	317.333
401	06	00	00	Aportes patronales y legales	333.200	0	0	0	0	0	333.200
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	238.000	0	0	0	0	0	238.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	47.600	0	0	0	0	0	47.600
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	47.600	0	0	0	0	0	47.600
401	07	00	00	Asistencia socio-económica	3.703.350	0	0	0	0	0	3.703.350
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	238.000	0	0	0	0	0	238.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	3.465.350	0	0	0	0	0	3.465.350
401	08	00	00	Prestaciones sociales e indemnizaciones	396.667	0	0	0	0	0	396.667
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	396.667	0	0	0	0	0	396.667
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.515.159**	**0**	**0**	**0**	**0**	0	**2.515.159**
402	01	00	00	Productos alimenticios y agropecuarios	800.000	0	0	0	0	0	800.000
402	01	01	00	Alimentos y bebidas para personas	800.000	0	0	0	0	0	800.000
402	03	00	00	Textiles y vestuarios	112.159	0	0	0	0	0	112.159
402	03	02	00	Prendas de vestir	112.159	0	0	0	0	0	112.159

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115375 570059000 CONSOLIDACIÓN DE LAS INSTANCIAS DEL PODER POPULAR, INCENTIVANDO Y PROMOVIENDO LA PARTICIPACIÓN PROTAGÓNICA Y REVOLUCIONARIA Y LA ORGANIZACIÓN COMUNAL.

OBJETIVO DEL PROYECTO: PROMOCIONAR EL PODER POPULAR, CONCEBIDO COMO EL DESARROLLO DE CAPACIDADES DE ACCIÓN COLECTIVA A TRAVÉS DE PROCESOS DE CAPACITACIÓN Y FORMACIÓN.

UNIDAD DE MEDIDA: PLAN **META:** 5.625

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570059001 IMPULSAR EL FUNCIONAMIENTO DE LOS COLECTIVOS DE COORDINACIÓN COMUNITARIA.

UNIDAD DE MEDIDA: COLECTIVO **META:** 5.625

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PARTICIPACIÓN COMUNAL DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	00	00	Productos de cuero y caucho	15.000	0	0	0	0	0	15.000
402	04	03	00	Cauchos y tripas para vehículos	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	350.000	0	0	0	0	0	350.000
402	05	02	00	Envases y cajas de papel y cartón	50.000	0	0	0	0	0	50.000
402	05	03	00	Productos de papel y cartón para oficina	150.000	0	0	0	0	0	150.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	150.000	0	0	0	0	0	150.000
402	06	00	00	Productos químicos y derivados	18.000	0	0	0	0	0	18.000
402	06	04	00	Productos farmacéuticos y medicamentos	8.000	0	0	0	0	0	8.000
402	06	06	00	Combustibles y lubricantes	10.000	0	0	0	0	0	10.000
402	08	00	00	Productos metálicos	230.000	0	0	0	0	0	230.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	30.000	0	0	0	0	0	30.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	100.000	0	0	0	0	0	100.000
402	08	10	00	Repuestos y accesorios para otros equipos	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	940.000	0	0	0	0	0	940.000
402	10	02	00	Materiales y útiles de limpieza y aseo	100.000	0	0	0	0	0	100.000
402	10	03	00	Utensilios de cocina y comedor	50.000	0	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	250.000	0	0	0	0	0	250.000
402	10	07	00	Productos de seguridad en el trabajo	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	500.000	0	0	0	0	0	500.000
402	10	11	00	Materiales eléctricos	20.000	0	0	0	0	0	20.000
402	99	00	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
402	99	01	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.066.215**	**0**	**0**	**0**	**0**	0	**4.066.215**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115375 570059000 CONSOLIDACIÓN DE LAS INSTANCIAS DEL PODER POPULAR, INCENTIVANDO Y PROMOVIENDO LA PARTICIPACIÓN PROTAGÓNICA Y REVOLUCIONARIA Y LA ORGANIZACIÓN COMUNAL.

OBJETIVO DEL PROYECTO: PROMOCIONAR EL PODER POPULAR, CONCEBIDO COMO EL DESARROLLO DE CAPACIDADES DE ACCIÓN COLECTIVA A TRAVÉS DE PROCESOS DE CAPACITACIÓN Y FORMACIÓN.

UNIDAD DE MEDIDA: PLAN **META:** 5.625

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570059001 IMPULSAR EL FUNCIONAMIENTO DE LOS COLECTIVOS DE COORDINACIÓN COMUNITARIA.

UNIDAD DE MEDIDA: COLECTIVO **META:** 5.625

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PARTICIPACIÓN COMUNAL DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscál	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	00	00	Alquileres de maquinaria y equipos	400.000	0	0	0	0	0	400.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	400.000	0	0	0	0	0	400.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.575.000	0	0	0	0	0	1.575.000
403	07	02	00	Imprenta y reproducción	75.000	0	0	0	0	0	75.000
403	07	03	00	Relaciones sociales	1.500.000	0	0	0	0	0	1.500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.000	0	0	0	0	0	6.000
403	08	02	00	Comisiones y gastos bancarios	6.000	0	0	0	0	0	6.000
403	09	00	00	Viáticos y pasajes	550.000	0	0	0	0	0	550.000
403	09	01	00	Viáticos y pasajes dentro del país	550.000	0	0	0	0	0	550.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	600.000	0	0	0	0	0	600.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	400.000	0	0	0	0	0	400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
403	12	00	00	Conservación y reparaciones menores de obras	200.000	0	0	0	0	0	200.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	475.215	0	0	0	0	0	475.215
403	18	01	00	Impuesto al valor agregado	475.215	0	0	0	0	0	475.215
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	12.000	0	0	0	0	0	12.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	12.000	0	0	0	0	0	12.000
403	99	00	00	Otros servicios no personales	248.000	0	0	0	0	0	248.000
403	99	01	00	Otros servicios no personales	248.000	0	0	0	0	0	248.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.500.000**	**0**	**0**	**0**	**0**	0	**1.500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.500.000	0	0	0	0	0	1.500.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.500.000	0	0	0	0	0	1.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115375 570059000 CONSOLIDACIÓN DE LAS INSTANCIAS DEL PODER POPULAR, INCENTIVANDO Y PROMOVIENDO LA PARTICIPACIÓN PROTAGÓNICA Y REVOLUCIONARIA Y LA ORGANIZACIÓN COMUNAL.

OBJETIVO DEL PROYECTO: PROMOCIONAR EL PODER POPULAR, CONCEBIDO COMO EL DESARROLLO DE CAPACIDADES DE ACCIÓN COLECTIVA A TRAVÉS DE PROCESOS DE CAPACITACIÓN Y FORMACIÓN.

UNIDAD DE MEDIDA: PLAN **META:** 5.625

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570059001 IMPULSAR EL FUNCIONAMIENTO DE LOS COLECTIVOS DE COORDINACIÓN COMUNITARIA.

UNIDAD DE MEDIDA: COLECTIVO **META:** 5.625

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PARTICIPACIÓN COMUNAL DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	02	01	Donaciones corrientes a personas	1.500.000	0	0	0	0	0	1.500.000
				Totales	**25.075.970**	**0**	**0**	**0**	**0**	0	**25.075.970**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115375 570059000 CONSOLIDACIÓN DE LAS INSTANCIAS DEL PODER POPULAR, INCENTIVANDO Y PROMOVIENDO LA PARTICIPACIÓN PROTAGÓNICA Y REVOLUCIONARIA Y LA ORGANIZACIÓN COMUNAL.

OBJETIVO DEL PROYECTO: PROMOCIONAR EL PODER POPULAR, CONCEBIDO COMO EL DESARROLLO DE CAPACIDADES DE ACCIÓN COLECTIVA A TRAVÉS DE PROCESOS DE CAPACITACIÓN Y FORMACIÓN.

UNIDAD DE MEDIDA: PLAN **META:** 5.625

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570059002 FORTALECER LAS SALAS DE BATALLA SOCIAL COMO ESPACIO DE ARTICULACIÓN PARA EL DESARROLLO Y CONFORMACIÓN DE LAS INSTANCIAS DEL PODER POPULAR.

UNIDAD DE MEDIDA: SALA **META:** 202

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PARTICIPACIÓN COMUNAL DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.186.600**	**0**	**0**	**0**	**0**	0	**3.186.600**
402	01	00	00	Productos alimenticios y agropecuarios	625.000	0	0	0	0	0	625.000
402	01	01	00	Alimentos y bebidas para personas	625.000	0	0	0	0	0	625.000
402	03	00	00	Textiles y vestuarios	70.000	0	0	0	0	0	70.000
402	03	02	00	Prendas de vestir	70.000	0	0	0	0	0	70.000
402	04	00	00	Productos de cuero y caucho	165.000	0	0	0	0	0	165.000
402	04	03	00	Cauchos y tripas para vehículos	165.000	0	0	0	0	0	165.000
402	05	00	00	Productos de papel, cartón e impresos	303.600	0	0	0	0	0	303.600
402	05	02	00	Envases y cajas de papel y cartón	3.600	0	0	0	0	0	3.600
402	05	03	00	Productos de papel y cartón para oficina	150.000	0	0	0	0	0	150.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	150.000	0	0	0	0	0	150.000
402	06	00	00	Productos químicos y derivados	43.000	0	0	0	0	0	43.000
402	06	03	00	Tintas, pinturas y colorantes	25.000	0	0	0	0	0	25.000
402	06	04	00	Productos farmacéuticos y medicamentos	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	500.000	0	0	0	0	0	500.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	300.000	0	0	0	0	0	300.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	100.000	0	0	0	0	0	100.000
402	08	10	00	Repuestos y accesorios para otros equipos	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	1.430.000	0	0	0	0	0	1.430.000
402	10	02	00	Materiales y útiles de limpieza y aseo	100.000	0	0	0	0	0	100.000
402	10	03	00	Utensilios de cocina y comedor	50.000	0	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	250.000	0	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115375 570059000 CONSOLIDACIÓN DE LAS INSTANCIAS DEL PODER POPULAR, INCENTIVANDO Y PROMOVIENDO LA PARTICIPACIÓN PROTAGÓNICA Y REVOLUCIONARIA Y LA ORGANIZACIÓN COMUNAL.

OBJETIVO DEL PROYECTO: PROMOCIONAR EL PODER POPULAR, CONCEBIDO COMO EL DESARROLLO DE CAPACIDADES DE ACCIÓN COLECTIVA A TRAVÉS DE PROCESOS DE CAPACITACIÓN Y FORMACIÓN.

UNIDAD DE MEDIDA: PLAN **META:** 5.625

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570059002 FORTALECER LAS SALAS DE BATALLA SOCIAL COMO ESPACIO DE ARTICULACIÓN PARA EL DESARROLLO Y CONFORMACIÓN DE LAS INSTANCIAS DEL PODER POPULAR.

UNIDAD DE MEDIDA: SALA **META:** 202

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PARTICIPACIÓN COMUNAL DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	1.000.000	0	0	0	0	0	1.000.000
402	10	11	00	Materiales eléctricos	30.000	0	0	0	0	0	30.000
402	99	00	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
402	99	01	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.237.430**	**0**	**0**	**0**	**0**	0	**5.237.430**
403	02	00	00	Alquileres de maquinaria y equipos	400.000	0	0	0	0	0	400.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	400.000	0	0	0	0	0	400.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.675.000	0	0	0	0	0	1.675.000
403	07	02	00	Imprenta y reproducción	175.000	0	0	0	0	0	175.000
403	07	03	00	Relaciones sociales	1.500.000	0	0	0	0	0	1.500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.000	0	0	0	0	0	6.000
403	08	02	00	Comisiones y gastos bancarios	6.000	0	0	0	0	0	6.000
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	0	1.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	700.000	0	0	0	0	0	700.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	400.000	0	0	0	0	0	400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
403	12	00	00	Conservación y reparaciones menores de obras	300.000	0	0	0	0	0	300.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	950.430	0	0	0	0	0	950.430
403	18	01	00	Impuesto al valor agregado	950.430	0	0	0	0	0	950.430
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	6.000	0	0	0	0	0	6.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	6.000	0	0	0	0	0	6.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115375 570059000 CONSOLIDACIÓN DE LAS INSTANCIAS DEL PODER POPULAR, INCENTIVANDO Y PROMOVIENDO LA PARTICIPACIÓN PROTAGÓNICA Y REVOLUCIONARIA Y LA ORGANIZACIÓN COMUNAL.

OBJETIVO DEL PROYECTO: PROMOCIONAR EL PODER POPULAR, CONCEBIDO COMO EL DESARROLLO DE CAPACIDADES DE ACCIÓN COLECTIVA A TRAVÉS DE PROCESOS DE CAPACITACIÓN Y FORMACIÓN.

UNIDAD DE MEDIDA: PLAN **META:** 5.625

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN COMUNAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570059002 FORTALECER LAS SALAS DE BATALLA SOCIAL COMO ESPACIO DE ARTICULACIÓN PARA EL DESARROLLO Y CONFORMACIÓN DE LAS INSTANCIAS DEL PODER POPULAR.

UNIDAD DE MEDIDA: SALA **META:** 202

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PARTICIPACIÓN COMUNAL DEL MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
403	99	01	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.500.000**	**0**	**0**	**0**	**0**	0	**1.500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.500.000	0	0	0	0	0	1.500.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.500.000	0	0	0	0	0	1.500.000
407	01	02	01	Donaciones corrientes a personas	1.500.000	0	0	0	0	0	1.500.000
				Totales	**9.924.030**	**0**	**0**	**0**	**0**	0	**9.924.030**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115494 570060000 ATENCIÓN INTEGRAL INMEDIATA A PERSONAS DE LAS COMUNIDADES EN CONDICIONES DE VULNERABILIDAD.

OBJETIVO DEL PROYECTO: CONCENTRAR Y COORDINAR EFICIENTEMENTE LOS PROCESOS DE CAPTACIÓN, ADMINISTRACIÓN E INVERSIÓN DE RECURSOS CON LA FINALIDAD DE OPTIMIZAR LA EJECUCIÓN DE LAS POLÍTICAS, PLANES, PROGRAMAS Y PROYECTOS DESTINADOS A FORTALECER, CON UNA RESPUESTA OPORTUNA Y EFICAZ, EL DESARROLLO SOCIAL.

UNIDAD DE MEDIDA: PERSONA **META:** 2.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.005.000**	**0**	**0**	**0**	**0**	**0**	**4.005.000**
403	02	00	00	Alquileres de maquinaria y equipos	2.000.000	0	0	0	0	0	2.000.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	1.000.000	0	0	0	0	0	1.000.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	0	1.000.000
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	0	1.000.000
403	10	00	00	Servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.995.000**	**0**	**0**	**0**	**0**	**0**	**10.995.000**
407	01	00	00	Transferencias y donaciones corrientes internas	10.995.000	0	0	0	0	0	10.995.000
407	01	02	00	Donaciones corrientes internas al sector privado	10.995.000	0	0	0	0	0	10.995.000
407	01	02	01	Donaciones corrientes a personas	10.995.000	0	0	0	0	0	10.995.000
				Totales	**15.000.000**	**0**	**0**	**0**	**0**	**0**	**15.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115494 570060000 ATENCIÓN INTEGRAL INMEDIATA A PERSONAS DE LAS COMUNIDADES EN CONDICIONES DE VULNERABILIDAD.

OBJETIVO DEL PROYECTO: CONCENTRAR Y COORDINAR EFICIENTEMENTE LOS PROCESOS DE CAPTACIÓN, ADMINISTRACIÓN E INVERSIÓN DE RECURSOS CON LA FINALIDAD DE OPTIMIZAR LA EJECUCIÓN DE LAS POLÍTICAS, PLANES, PROGRAMAS Y PROYECTOS DESTINADOS A FORTALECER, CON UNA RESPUESTA OPORTUNA Y EFICAZ, EL DESARROLLO SOCIAL.

UNIDAD DE MEDIDA: PERSONA

META: 2.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 115494 570060000 ATENCIÓN INTEGRAL INMEDIATA A PERSONAS DE LAS COMUNIDADES EN CONDICIONES DE VULNERABILIDAD.

OBJETIVO DEL PROYECTO: CONCENTRAR Y COORDINAR EFICIENTEMENTE LOS PROCESOS DE CAPTACIÓN, ADMINISTRACIÓN E INVERSIÓN DE RECURSOS CON LA FINALIDAD DE OPTIMIZAR LA EJECUCIÓN DE LAS POLÍTICAS, PLANES, PROGRAMAS Y PROYECTOS DESTINADOS A FORTALECER, CON UNA RESPUESTA OPORTUNA Y EFICAZ, EL DESARROLLO SOCIAL.

UNIDAD DE MEDIDA: PERSONA **META:** 2.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 570060001 DONACIONES Y FINANCIAMIENTO PARA LA ATENCIÓN MÉDICA A PERSONAS EN EXTREMA POBREZA QUE LO REQUIERAN, ASÍ COMO LA CONSTRUCCIÓN DE VIVIENDA, LICEOS, CDI.

UNIDAD DE MEDIDA: ACADEMIA DE SOFTWARE LIBRE **META:** 2.000

RESPONSABLE/EJECUTOR: PERSONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.005.000**	**0**	**0**	**0**	**0**	0	**4.005.000**
403	02	00	00	Alquileres de maquinaria y equipos	2.000.000	0	0	0	0	0	2.000.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	1.000.000	0	0	0	0	0	1.000.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	0	1.000.000
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	0	1.000.000
403	10	00	00	Servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.995.000**	**0**	**0**	**0**	**0**	0	**10.995.000**
407	01	00	00	Transferencias y donaciones corrientes internas	10.995.000	0	0	0	0	0	10.995.000
407	01	02	00	Donaciones corrientes internas al sector privado	10.995.000	0	0	0	0	0	10.995.000
407	01	02	01	Donaciones corrientes a personas	10.995.000	0	0	0	0	0	10.995.000
				Totales	**15.000.000**	**0**	**0**	**0**	**0**	0	**15.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DESARROLLAR EL NUEVO MODELO SOCIO PRODUCTIVO COMO BASE ECONÓMICA DEL SIGLO XXI Y ALCANZAR UN CRECIMIENTO SOSTENIBLE

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.431.563.782

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.431.563.782**	**0**	**0**	**0**	**0**	**0**	**1.431.563.782**
407	01	00	00	Transferencias y donaciones corrientes internas	1.431.563.782	0	0	0	0	0	1.431.563.782
407	01	03	00	Transferencias corrientes internas al sector público	1.431.563.782	0	0	0	0	0	1.431.563.782
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.341.563.782	0	0	0	0	0	1.341.563.782
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	40.000.000	0	0	0	0	0	40.000.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	50.000.000	0	0	0	0	0	50.000.000
				Totales	**1.431.563.782**	**0**	**0**	**0**	**0**	**0**	**1.431.563.782**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DESARROLLAR EL NUEVO MODELO SOCIO PRODUCTIVO COMO BASE ECONÓMICA DEL SIGLO XXI Y ALCANZAR UN CRECIMIENTO SOSTENIBLE

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.431.563.782

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.431.563.782**	**0**	**0**	**0**	**0**	**0**	**1.431.563.782**
407	01	00	00	Transferencias y donaciones corrientes internas	1.431.563.782	0	0	0	0	0	1.431.563.782
407	01	03	00	Transferencias corrientes internas al sector público	1.431.563.782	0	0	0	0	0	1.431.563.782
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.341.563.782	0	0	0	0	0	1.341.563.782
				- A0124 Consejo Nacional para las Personas con Discapacidad (CONAPDIS)	50.000.000	0	0	0	0	0	50.000.000
				- A0305 Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)	50.000.000	0	0	0	0	0	50.000.000
				- A0326 Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)	150.000.000	0	0	0	0	0	150.000.000
				- A0480 Fundación Misión Negra Hipólita	166.563.782	0	0	0	0	0	166.563.782
				- A0487 Fundación "Misión Che Guevara"	30.000.000	0	0	0	0	0	30.000.000
				- A0910 Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)	290.000.000	0	0	0	0	0	290.000.000
				- A0950 Instituto Nacional de Servicios Sociales (INASS)	605.000.000	0	0	0	0	0	605.000.000
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	40.000.000	0	0	0	0	0	40.000.000
				- A0717 Banco del Pueblo Soberano, C.A.	40.000.000	0	0	0	0	0	40.000.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	50.000.000	0	0	0	0	0	50.000.000
				- A0842 Fondo de Desarrollo Microfinanciero (FONDEMI)	50.000.000	0	0	0	0	0	50.000.000
				Totales	**1.431.563.782**	**0**	**0**	**0**	**0**	**0**	**1.431.563.782**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DESARROLLAR EL NUEVO MODELO SOCIO PRODUCTIVO COMO BASE ECONÓMICA DEL SIGLO XXI Y ALCANZAR UN CRECIMIENTO SOSTENIBLE

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.431.563.782

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 579999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN "CENTRO DE ESTUDIOS BIOLÓGICOS SOBRE CRECIMIENTO Y DESARROLLO DE LA POBLACIÓN VENEZOLANA" (FUNDACREDESA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 50.000.000

RESPONSABLE/EJECUTOR: FUNDACREDESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**50.000.000**	**0**	**0**	**0**	**0**	0	**50.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	50.000.000	0	0	0	0	0	50.000.000
407	01	03	00	Transferencias corrientes internas al sector público	50.000.000	0	0	0	0	0	50.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	50.000.000	0	0	0	0	0	50.000.000
				Totales	**50.000.000**	**0**	**0**	**0**	**0**	0	**50.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DESARROLLAR EL NUEVO MODELO SOCIO PRODUCTIVO COMO BASE ECONÓMICA DEL SIGLO XXI Y ALCANZAR UN CRECIMIENTO SOSTENIBLE

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.431.563.782

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 579999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA EL DESARROLLO Y PROMOCIÓN DEL PODER COMUNAL (FUNDACOMUNAL)

UNIDAD DE MEDIDA: BOLÍVAR

META: 150.000.000

RESPONSABLE/EJECUTOR: FUNDACOMUNAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**150.000.000**	**0**	**0**	**0**	**0**	0	**150.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	150.000.000	0	0	0	0	0	150.000.000
407	01	03	00	Transferencias corrientes internas al sector público	150.000.000	0	0	0	0	0	150.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	150.000.000	0	0	0	0	0	150.000.000
				Totales	**150.000.000**	**0**	**0**	**0**	**0**	0	**150.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DESARROLLAR EL NUEVO MODELO SOCIO PRODUCTIVO COMO BASE ECONÓMICA DEL SIGLO XXI Y ALCANZAR UN CRECIMIENTO SOSTENIBLE

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.431.563.782

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 579999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE BANCO DEL PUEBLO SOBERANO, C.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 40.000.000

RESPONSABLE/EJECUTOR: BANCO DEL PUEBLO SOBERANO C.A.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**40.000.000**	**0**	**0**	**0**	**0**	0	**40.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	40.000.000	0	0	0	0	0	40.000.000
407	01	03	00	Transferencias corrientes internas al sector público	40.000.000	0	0	0	0	0	40.000.000
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	40.000.000	0	0	0	0	0	40.000.000
				Totales	**40.000.000**	**0**	**0**	**0**	**0**	0	**40.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DESARROLLAR EL NUEVO MODELO SOCIO PRODUCTIVO COMO BASE ECONÓMICA DEL SIGLO XXI Y ALCANZAR UN CRECIMIENTO SOSTENIBLE

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.431.563.782

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 579999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CONSEJO NACIONAL PARA LAS PERSONAS CON DISCAPACIDAD (CONAPDIS)

UNIDAD DE MEDIDA: BOLÍVAR

META: 50.000.000

RESPONSABLE/EJECUTOR: CONAPDIS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**50.000.000**	**0**	**0**	**0**	**0**	0	**50.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	50.000.000	0	0	0	0	0	50.000.000
407	01	03	00	Transferencias corrientes internas al sector público	50.000.000	0	0	0	0	0	50.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	50.000.000	0	0	0	0	0	50.000.000
				Totales	**50.000.000**	**0**	**0**	**0**	**0**	0	**50.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DESARROLLAR EL NUEVO MODELO SOCIO PRODUCTIVO COMO BASE ECONÓMICA DEL SIGLO XXI Y ALCANZAR UN CRECIMIENTO SOSTENIBLE

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.431.563.782

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 579999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FONDO DE DESARROLLO MICROFINANCIERO (FONDEMI)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 50.000.000

RESPONSABLE/EJECUTOR: FONDEMI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**50.000.000**	**0**	**0**	**0**	**0**	0	**50.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	50.000.000	0	0	0	0	0	50.000.000
407	01	03	00	Transferencias corrientes internas al sector público	50.000.000	0	0	0	0	0	50.000.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	50.000.000	0	0	0	0	0	50.000.000
				Totales	**50.000.000**	**0**	**0**	**0**	**0**	0	**50.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DESARROLLAR EL NUEVO MODELO SOCIO PRODUCTIVO COMO BASE ECONÓMICA DEL SIGLO XXI Y ALCANZAR UN CRECIMIENTO SOSTENIBLE

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.431.563.782

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 579999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO AUTÓNOMO CONSEJO NACIONAL DE DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES (IDENNA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 290.000.000

RESPONSABLE/EJECUTOR: IDENNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**290.000.000**	**0**	**0**	**0**	**0**	0	**290.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	290.000.000	0	0	0	0	0	290.000.000
407	01	03	00	Transferencias corrientes internas al sector público	290.000.000	0	0	0	0	0	290.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	290.000.000	0	0	0	0	0	290.000.000
				Totales	**290.000.000**	**0**	**0**	**0**	**0**	0	**290.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DESARROLLAR EL NUEVO MODELO SOCIO PRODUCTIVO COMO BASE ECONÓMICA DEL SIGLO XXI Y ALCANZAR UN CRECIMIENTO SOSTENIBLE

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.431.563.782

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 579999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE SERVICIOS SOCIALES (INASS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 605.000.000

RESPONSABLE/EJECUTOR: INASS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**605.000.000**	**0**	**0**	**0**	**0**	0	**605.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	605.000.000	0	0	0	0	0	605.000.000
407	01	03	00	Transferencias corrientes internas al sector público	605.000.000	0	0	0	0	0	605.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	605.000.000	0	0	0	0	0	605.000.000
				Totales	**605.000.000**	**0**	**0**	**0**	**0**	0	**605.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DESARROLLAR EL NUEVO MODELO SOCIO PRODUCTIVO COMO BASE ECONÓMICA DEL SIGLO XXI Y ALCANZAR UN CRECIMIENTO SOSTENIBLE

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.431.563.782

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 579999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN NEGRA HIPÓLITA

UNIDAD DE MEDIDA: BOLÍVAR

META: 166.563.782

RESPONSABLE/EJECUTOR: FMNH

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**166.563.782**	**0**	**0**	**0**	**0**	0	**166.563.782**
407	01	00	00	Transferencias y donaciones corrientes internas	166.563.782	0	0	0	0	0	166.563.782
407	01	03	00	Transferencias corrientes internas al sector público	166.563.782	0	0	0	0	0	166.563.782
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	166.563.782	0	0	0	0	0	166.563.782
				Totales	**166.563.782**	**0**	**0**	**0**	**0**	0	**166.563.782**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

PROYECTO: 579999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DESARROLLAR EL NUEVO MODELO SOCIO PRODUCTIVO COMO BASE ECONÓMICA DEL SIGLO XXI Y ALCANZAR UN CRECIMIENTO SOSTENIBLE

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.431.563.782

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 579999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN "MISIÓN CHE GUEVARA"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 30.000.000

RESPONSABLE/EJECUTOR: CHE GUEVARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**30.000.000**	**0**	**0**	**0**	**0**	0	**30.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	30.000.000	0	0	0	0	0	30.000.000
407	01	03	00	Transferencias corrientes internas al sector público	30.000.000	0	0	0	0	0	30.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	30.000.000	0	0	0	0	0	30.000.000
				Totales	**30.000.000**	**0**	**0**	**0**	**0**	0	**30.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL **ACCIÓN CENTRALIZADA:** 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**384.146.251**	**0**	**0**	**0**	**0**	**0**	**384.146.251**
401	01	00	00	Sueldos, salarios y otras retribuciones	89.740.244	0	0	0	0	0	89.740.244
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	14.507.176	0	0	0	0	0	14.507.176
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	8.878.214	0	0	0	0	0	8.878.214
401	01	18	00	Remuneraciones al personal contratado	61.344.000	0	0	0	0	0	61.344.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.699.999	0	0	0	0	0	3.699.999
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.285.614	0	0	0	0	0	1.285.614
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	393.256	0	0	0	0	0	393.256
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	7.572	0	0	0	0	0	7.572
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	385.684	0	0	0	0	0	385.684
401	03	00	00	Primas	18.197.733	0	0	0	0	0	18.197.733
401	03	03	00	Primas por hogar a empleados	1.367.796	0	0	0	0	0	1.367.796
401	03	04	00	Primas por hijos a empleados	683.898	0	0	0	0	0	683.898
401	03	08	00	Primas de profesionalización a empleados	1.740.861	0	0	0	0	0	1.740.861
401	03	09	00	Primas por antigüedad a empleados	1.706.562	0	0	0	0	0	1.706.562
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.697.837	0	0	0	0	0	6.697.837
401	03	18	00	Primas por hogar a obreros	864.464	0	0	0	0	0	864.464
401	03	19	00	Primas por hijos de obreros	864.464	0	0	0	0	0	864.464
401	03	21	00	Primas por antigüedad a obreros	1.078.506	0	0	0	0	0	1.078.506
401	03	22	00	Primas de profesionalización a obreros	566.525	0	0	0	0	0	566.525
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	32.681	0	0	0	0	0	32.681
401	03	47	00	Primas al personal de alto nivel y de dirección	1.791.339	0	0	0	0	0	1.791.339
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	15.600	0	0	0	0	0	15.600
401	03	95	00	Otras primas al personal de alto nivel y de dirección	787.200	0	0	0	0	0	787.200
401	04	00	00	Complementos de sueldos y salarios	75.541.107	0	0	0	0	0	75.541.107
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	18.000	0	0	0	0	0	18.000
401	04	06	00	Complemento a empleados por comisión de servicios	515.000	0	0	0	0	0	515.000
401	04	08	00	Bono compensatorio de alimentación a empleados	13.425.750	0	0	0	0	0	13.425.750
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	330.000	0	0	0	0	0	330.000
401	04	18	00	Bono compensatorio de alimentación a obreros	8.484.750	0	0	0	0	0	8.484.750
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	600.000	0	0	0	0	0	600.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL **ACCIÓN CENTRALIZADA:** 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	28.431.000	0	0	0	0	0	28.431.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	20.250	0	0	0	0	0	20.250
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.255.500	0	0	0	0	0	1.255.500
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	25.241	0	0	0	0	0	25.241
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.285.614	0	0	0	0	0	1.285.614
401	04	96	00	Otros complementos a empleados	14.507.176	0	0	0	0	0	14.507.176
401	04	97	00	Otros complementos a obreros	6.214.750	0	0	0	0	0	6.214.750
401	04	98	00	Otros complementos al personal contratado	428.076	0	0	0	0	0	428.076
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	49.424.702	0	0	0	0	0	49.424.702
401	05	01	00	Aguinaldos a empleados	11.447.585	0	0	0	0	0	11.447.585
401	05	03	00	Bono vacacional a empleados	4.579.034	0	0	0	0	0	4.579.034
401	05	04	00	Aguinaldos a obreros	5.129.701	0	0	0	0	0	5.129.701
401	05	06	00	Bono vacacional a obreros	2.051.880	0	0	0	0	0	2.051.880
401	05	07	00	Aguinaldos al personal contratado	17.158.910	0	0	0	0	0	17.158.910
401	05	08	00	Bono vacacional al personal contratado	6.863.564	0	0	0	0	0	6.863.564
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	29.538	0	0	0	0	0	29.538
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	11.815	0	0	0	0	0	11.815
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.537.625	0	0	0	0	0	1.537.625
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	615.050	0	0	0	0	0	615.050
401	06	00	00	Aportes patronales y legales	22.229.006	0	0	0	0	0	22.229.006
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	11.882.698	0	0	0	0	0	11.882.698
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.236.339	0	0	0	0	0	1.236.339
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.506.735	0	0	0	0	0	2.506.735
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	2.059.668	0	0	0	0	0	2.059.668
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.130.799	0	0	0	0	0	2.130.799
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	554.008	0	0	0	0	0	554.008
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	426.160	0	0	0	0	0	426.160
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	369.338	0	0	0	0	0	369.338
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	12.270	0	0	0	0	0	12.270
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.190	0	0	0	0	0	3.190
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	2.127	0	0	0	0	0	2.127

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL **ACCIÓN CENTRALIZADA:** 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	638.706	0	0	0	0	0	638.706
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	166.064	0	0	0	0	0	166.064
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	110.709	0	0	0	0	0	110.709
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	2.454	0	0	0	0	0	2.454
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	127.741	0	0	0	0	0	127.741
401	07	00	00	Asistencia socio-económica	96.848.184	0	0	0	0	0	96.848.184
401	07	01	00	Capacitación y adiestramiento a empleados	345.000	0	0	0	0	0	345.000
401	07	02	00	Becas a empleados	2.305.923	0	0	0	0	0	2.305.923
401	07	03	00	Ayudas por matrimonio a empleados	80.000	0	0	0	0	0	80.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	80.000	0	0	0	0	0	80.000
401	07	05	00	Ayudas por defunción a empleados	10.000	0	0	0	0	0	10.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	810.087	0	0	0	0	0	810.087
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.000.000	0	0	0	0	0	9.000.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	43.000.000	0	0	0	0	0	43.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.415.000	0	0	0	0	0	2.415.000
401	07	10	00	Dotación de uniformes a empleados	3.000.000	0	0	0	0	0	3.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.610.000	0	0	0	0	0	1.610.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.181.245	0	0	0	0	0	3.181.245
401	07	18	00	Becas a obreros	782.000	0	0	0	0	0	782.000
401	07	19	00	Ayudas por matrimonio de obreros	80.000	0	0	0	0	0	80.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	80.000	0	0	0	0	0	80.000
401	07	21	00	Ayudas por defunción a obreros	10.000	0	0	0	0	0	10.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.000.000	0	0	0	0	0	1.000.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.479.750	0	0	0	0	0	1.479.750
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	7.000.000	0	0	0	0	0	7.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	920.000	0	0	0	0	0	920.000
401	07	26	00	Dotación de uniformes a obreros	1.000.000	0	0	0	0	0	1.000.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	920.000	0	0	0	0	0	920.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.150.000	0	0	0	0	0	1.150.000
401	07	33	00	Asistencia socio-económica al personal contratado	5.000.000	0	0	0	0	0	5.000.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del	10.634	0	0	0	0	0	10.634

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				poder público y de elección popular							
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	45.000	0	0	0	0	0	45.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	553.545	0	0	0	0	0	553.545
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.790.000	0	0	0	0	0	2.790.000
401	07	96	00	Otras subvenciones a empleados	3.675.000	0	0	0	0	0	3.675.000
401	07	97	00	Otras subvenciones a obreros	4.515.000	0	0	0	0	0	4.515.000
401	08	00	00	Prestaciones sociales e indemnizaciones	31.772.019	0	0	0	0	0	31.772.019
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	10.747.497	0	0	0	0	0	10.747.497
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.817.476	0	0	0	0	0	4.817.476
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	14.747.679	0	0	0	0	0	14.747.679
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	25.710	0	0	0	0	0	25.710
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.433.657	0	0	0	0	0	1.433.657
403	**00**	**00**	**00**	**Servicios no personales**	**1.757.426**	**0**	**0**	**0**	**0**	**0**	**1.757.426**
403	10	00	00	Servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	10	07	00	Servicios de capacitación y adiestramiento	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	733.185	0	0	0	0	0	733.185
403	18	01	00	Impuesto al valor agregado	733.185	0	0	0	0	0	733.185
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	724.241	0	0	0	0	0	724.241
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	724.241	0	0	0	0	0	724.241
				Totales	**385.903.677**	**0**	**0**	**0**	**0**	**0**	**385.903.677**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 570001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**384.146.251**	**0**	**0**	**0**	**0**	**0**	**384.146.251**
401	01	00	00	Sueldos, salarios y otras retribuciones	89.740.244	0	0	0	0	0	89.740.244
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	14.507.176	0	0	0	0	0	14.507.176
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	8.878.214	0	0	0	0	0	8.878.214
401	01	18	00	Remuneraciones al personal contratado	61.344.000	0	0	0	0	0	61.344.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.699.999	0	0	0	0	0	3.699.999
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.285.614	0	0	0	0	0	1.285.614
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	393.256	0	0	0	0	0	393.256
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	7.572	0	0	0	0	0	7.572
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	385.684	0	0	0	0	0	385.684
401	03	00	00	Primas	18.197.733	0	0	0	0	0	18.197.733
401	03	03	00	Primas por hogar a empleados	1.367.796	0	0	0	0	0	1.367.796
401	03	04	00	Primas por hijos a empleados	683.898	0	0	0	0	0	683.898
401	03	08	00	Primas de profesionalización a empleados	1.740.861	0	0	0	0	0	1.740.861
401	03	09	00	Primas por antigüedad a empleados	1.706.562	0	0	0	0	0	1.706.562
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.697.837	0	0	0	0	0	6.697.837
401	03	18	00	Primas por hogar a obreros	864.464	0	0	0	0	0	864.464
401	03	19	00	Primas por hijos de obreros	864.464	0	0	0	0	0	864.464
401	03	21	00	Primas por antigüedad a obreros	1.078.506	0	0	0	0	0	1.078.506
401	03	22	00	Primas de profesionalización a obreros	566.525	0	0	0	0	0	566.525
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	32.681	0	0	0	0	0	32.681
401	03	47	00	Primas al personal de alto nivel y de dirección	1.791.339	0	0	0	0	0	1.791.339
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	15.600	0	0	0	0	0	15.600
401	03	95	00	Otras primas al personal de alto nivel y de dirección	787.200	0	0	0	0	0	787.200
401	04	00	00	Complementos de sueldos y salarios	75.541.107	0	0	0	0	0	75.541.107
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	18.000	0	0	0	0	0	18.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL **ACCIÓN CENTRALIZADA:** 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 570001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	06	00	Complemento a empleados por comisión de servicios	515.000	0	0	0	0	0	515.000
401	04	08	00	Bono compensatorio de alimentación a empleados	13.425.750	0	0	0	0	0	13.425.750
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	330.000	0	0	0	0	0	330.000
401	04	18	00	Bono compensatorio de alimentación a obreros	8.484.750	0	0	0	0	0	8.484.750
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	600.000	0	0	0	0	0	600.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	28.431.000	0	0	0	0	0	28.431.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	20.250	0	0	0	0	0	20.250
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.255.500	0	0	0	0	0	1.255.500
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	25.241	0	0	0	0	0	25.241
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.285.614	0	0	0	0	0	1.285.614
401	04	96	00	Otros complementos a empleados	14.507.176	0	0	0	0	0	14.507.176
401	04	97	00	Otros complementos a obreros	6.214.750	0	0	0	0	0	6.214.750
401	04	98	00	Otros complementos al personal contratado	428.076	0	0	0	0	0	428.076
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	49.424.702	0	0	0	0	0	49.424.702
401	05	01	00	Aguinaldos a empleados	11.447.585	0	0	0	0	0	11.447.585
401	05	03	00	Bono vacacional a empleados	4.579.034	0	0	0	0	0	4.579.034
401	05	04	00	Aguinaldos a obreros	5.129.701	0	0	0	0	0	5.129.701
401	05	06	00	Bono vacacional a obreros	2.051.880	0	0	0	0	0	2.051.880
401	05	07	00	Aguinaldos al personal contratado	17.158.910	0	0	0	0	0	17.158.910
401	05	08	00	Bono vacacional al personal contratado	6.863.564	0	0	0	0	0	6.863.564
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	29.538	0	0	0	0	0	29.538
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	11.815	0	0	0	0	0	11.815
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.537.625	0	0	0	0	0	1.537.625
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	615.050	0	0	0	0	0	615.050
401	06	00	00	Aportes patronales y legales	22.229.006	0	0	0	0	0	22.229.006
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	11.882.698	0	0	0	0	0	11.882.698
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.236.339	0	0	0	0	0	1.236.339

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 570001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.506.735	0	0	0	0	0	2.506.735
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	2.059.668	0	0	0	0	0	2.059.668
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.130.799	0	0	0	0	0	2.130.799
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	554.008	0	0	0	0	0	554.008
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	426.160	0	0	0	0	0	426.160
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	369.338	0	0	0	0	0	369.338
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	12.270	0	0	0	0	0	12.270
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.190	0	0	0	0	0	3.190
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	2.127	0	0	0	0	0	2.127
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	638.706	0	0	0	0	0	638.706
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	166.064	0	0	0	0	0	166.064
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	110.709	0	0	0	0	0	110.709
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	2.454	0	0	0	0	0	2.454
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	127.741	0	0	0	0	0	127.741
401	07	00	00	Asistencia socio-económica	96.848.184	0	0	0	0	0	96.848.184
401	07	01	00	Capacitación y adiestramiento a empleados	345.000	0	0	0	0	0	345.000
401	07	02	00	Becas a empleados	2.305.923	0	0	0	0	0	2.305.923
401	07	03	00	Ayudas por matrimonio a empleados	80.000	0	0	0	0	0	80.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	80.000	0	0	0	0	0	80.000
401	07	05	00	Ayudas por defunción a empleados	10.000	0	0	0	0	0	10.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	810.087	0	0	0	0	0	810.087
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.000.000	0	0	0	0	0	9.000.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	43.000.000	0	0	0	0	0	43.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.415.000	0	0	0	0	0	2.415.000
401	07	10	00	Dotación de uniformes a empleados	3.000.000	0	0	0	0	0	3.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.610.000	0	0	0	0	0	1.610.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 570001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.181.245	0	0	0	0	0	3.181.245
401	07	18	00	Becas a obreros	782.000	0	0	0	0	0	782.000
401	07	19	00	Ayudas por matrimonio de obreros	80.000	0	0	0	0	0	80.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	80.000	0	0	0	0	0	80.000
401	07	21	00	Ayudas por defunción a obreros	10.000	0	0	0	0	0	10.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.000.000	0	0	0	0	0	1.000.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.479.750	0	0	0	0	0	1.479.750
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	7.000.000	0	0	0	0	0	7.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	920.000	0	0	0	0	0	920.000
401	07	26	00	Dotación de uniformes a obreros	1.000.000	0	0	0	0	0	1.000.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	920.000	0	0	0	0	0	920.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.150.000	0	0	0	0	0	1.150.000
401	07	33	00	Asistencia socio-económica al personal contratado	5.000.000	0	0	0	0	0	5.000.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	10.634	0	0	0	0	0	10.634
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	45.000	0	0	0	0	0	45.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	553.545	0	0	0	0	0	553.545
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.790.000	0	0	0	0	0	2.790.000
401	07	96	00	Otras subvenciones a empleados	3.675.000	0	0	0	0	0	3.675.000
401	07	97	00	Otras subvenciones a obreros	4.515.000	0	0	0	0	0	4.515.000
401	08	00	00	Prestaciones sociales e indemnizaciones	31.772.019	0	0	0	0	0	31.772.019
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	10.747.497	0	0	0	0	0	10.747.497
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.817.476	0	0	0	0	0	4.817.476
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	14.747.679	0	0	0	0	0	14.747.679
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	25.710	0	0	0	0	0	25.710
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.433.657	0	0	0	0	0	1.433.657
403	**00**	**00**	**00**	**Servicios no personales**	**1.757.426**	**0**	**0**	**0**	**0**	**0**	**1.757.426**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 570001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	10	07	00	Servicios de capacitación y adiestramiento	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	733.185	0	0	0	0	0	733.185
403	18	01	00	Impuesto al valor agregado	733.185	0	0	0	0	0	733.185
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	724.241	0	0	0	0	0	724.241
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	724.241	0	0	0	0	0	724.241
				Totales	**385.903.677**	**0**	**0**	**0**	**0**	**0**	**385.903.677**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL **ACCIÓN CENTRALIZADA:** 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**32.242.405**	**0**	**0**	**0**	**0**	**0**	**32.242.405**
402	01	00	00	Productos alimenticios y agropecuarios	7.732.340	0	0	0	0	0	7.732.340
402	01	01	00	Alimentos y bebidas para personas	7.725.071	0	0	0	0	0	7.725.071
402	01	99	00	Otros productos alimenticios y agropecuarios	7.269	0	0	0	0	0	7.269
402	02	00	00	Productos de minas, canteras y yacimientos	1.805	0	0	0	0	0	1.805
402	02	05	00	Piedra, arcilla, arena y tierra	1.805	0	0	0	0	0	1.805
402	03	00	00	Textiles y vestuarios	3.652.920	0	0	0	0	0	3.652.920
402	03	01	00	Textiles	534.582	0	0	0	0	0	534.582
402	03	02	00	Prendas de vestir	3.111.332	0	0	0	0	0	3.111.332
402	03	03	00	Calzados	1.967	0	0	0	0	0	1.967
402	03	99	00	Otros productos textiles y vestuarios	5.039	0	0	0	0	0	5.039
402	04	00	00	Productos de cuero y caucho	1.464.233	0	0	0	0	0	1.464.233
402	04	03	00	Cauchos y tripas para vehículos	1.461.424	0	0	0	0	0	1.461.424
402	04	99	00	Otros productos de cuero y caucho	2.809	0	0	0	0	0	2.809
402	05	00	00	Productos de papel, cartón e impresos	4.860.193	0	0	0	0	0	4.860.193
402	05	01	00	Pulpa de madera, papel y cartón	110.499	0	0	0	0	0	110.499
402	05	02	00	Envases y cajas de papel y cartón	30.225	0	0	0	0	0	30.225
402	05	03	00	Productos de papel y cartón para oficina	3.700.545	0	0	0	0	0	3.700.545
402	05	04	00	Libros, revistas y periódicos	624.067	0	0	0	0	0	624.067
402	05	05	00	Material de enseñanza	29.293	0	0	0	0	0	29.293
402	05	06	00	Productos de papel y cartón para computación	12.087	0	0	0	0	0	12.087
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	324.549	0	0	0	0	0	324.549
402	05	99	00	Otros productos de pulpa, papel y cartón	28.928	0	0	0	0	0	28.928
402	06	00	00	Productos químicos y derivados	3.505.274	0	0	0	0	0	3.505.274
402	06	01	00	Sustancias químicas y de uso industrial	18.875	0	0	0	0	0	18.875
402	06	03	00	Tintas, pinturas y colorantes	2.053.940	0	0	0	0	0	2.053.940
402	06	04	00	Productos farmacéuticos y medicamentos	376.782	0	0	0	0	0	376.782
402	06	05	00	Productos de tocador	17.618	0	0	0	0	0	17.618
402	06	06	00	Combustibles y lubricantes	590.389	0	0	0	0	0	590.389
402	06	08	00	Productos plásticos	447.670	0	0	0	0	0	447.670
402	07	00	00	Productos minerales no metálicos	60.388	0	0	0	0	0	60.388
402	07	01	00	Productos de barro, loza y porcelana	23.788	0	0	0	0	0	23.788
402	07	02	00	Vidrios y productos de vidrio	6.700	0	0	0	0	0	6.700

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL **ACCIÓN CENTRALIZADA:** 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	03	00	Productos de arcilla para construcción	3.027	0	0	0	0	0	3.027
402	07	04	00	Cemento, cal y yeso	26.873	0	0	0	0	0	26.873
402	08	00	00	Productos metálicos	2.528.227	0	0	0	0	0	2.528.227
402	08	02	00	Productos de metales no ferrosos	9.533	0	0	0	0	0	9.533
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	826.541	0	0	0	0	0	826.541
402	08	04	00	Productos metálicos estructurales	34.461	0	0	0	0	0	34.461
402	08	07	00	Material de señalamiento	1.304	0	0	0	0	0	1.304
402	08	08	00	Material de educación	4.388	0	0	0	0	0	4.388
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.643.813	0	0	0	0	0	1.643.813
402	08	10	00	Repuestos y accesorios para otros equipos	8.187	0	0	0	0	0	8.187
402	09	00	00	Productos de madera	20.284	0	0	0	0	0	20.284
402	09	01	00	Productos primarios de madera	14.087	0	0	0	0	0	14.087
402	09	99	00	Otros productos de madera	6.197	0	0	0	0	0	6.197
402	10	00	00	Productos varios y útiles diversos	7.212.674	0	0	0	0	0	7.212.674
402	10	01	00	Artículos de deporte, recreación y juguetes	33.284	0	0	0	0	0	33.284
402	10	02	00	Materiales y útiles de limpieza y aseo	409.427	0	0	0	0	0	409.427
402	10	03	00	Utensilios de cocina y comedor	90.674	0	0	0	0	0	90.674
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.626	0	0	0	0	0	2.626
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.101.367	0	0	0	0	0	1.101.367
402	10	06	00	Condecoraciones, ofrendas y similares	114.640	0	0	0	0	0	114.640
402	10	07	00	Productos de seguridad en el trabajo	143.946	0	0	0	0	0	143.946
402	10	08	00	Materiales para equipos de computación	3.786.551	0	0	0	0	0	3.786.551
402	10	09	00	Especies timbradas y valores	2.528	0	0	0	0	0	2.528
402	10	11	00	Materiales eléctricos	1.368.458	0	0	0	0	0	1.368.458
402	10	12	00	Materiales para instalaciones sanitarias	42.852	0	0	0	0	0	42.852
402	10	13	00	Materiales fotográficos	23.162	0	0	0	0	0	23.162
402	10	99	00	Otros productos y útiles diversos	93.159	0	0	0	0	0	93.159
402	99	00	00	Otros materiales y suministros	1.204.067	0	0	0	0	0	1.204.067
402	99	01	00	Otros materiales y suministros	1.204.067	0	0	0	0	0	1.204.067
403	**00**	**00**	**00**	**Servicios no personales**	**84.331.237**	**0**	**0**	**0**	**0**	**0**	**84.331.237**
403	01	00	00	Alquileres de inmuebles	698.618	0	0	0	0	0	698.618
403	01	01	00	Alquileres de edificios y locales	295.276	0	0	0	0	0	295.276
403	01	02	00	Alquileres de instalaciones culturales y recreativas	403.342	0	0	0	0	0	403.342

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL **ACCIÓN CENTRALIZADA:** 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	00	00	Alquileres de maquinaria y equipos	2.141.726	0	0	0	0	0	2.141.726
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.890.190	0	0	0	0	0	1.890.190
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	151.864	0	0	0	0	0	151.864
403	02	99	00	Alquileres de otras maquinaria y equipos	99.672	0	0	0	0	0	99.672
403	03	00	00	Derechos sobre bienes intangibles	5.485	0	0	0	0	0	5.485
403	03	03	00	Paquetes y programas de computación	5.485	0	0	0	0	0	5.485
403	04	00	00	Servicios básicos	12.984.741	0	0	0	0	0	12.984.741
403	04	01	00	Electricidad	1.142.469	0	0	0	0	0	1.142.469
403	04	02	00	Gas	8.428	0	0	0	0	0	8.428
403	04	03	00	Agua	176.632	0	0	0	0	0	176.632
403	04	04	00	Teléfonos	9.380.910	0	0	0	0	0	9.380.910
403	04	05	00	Servicio de comunicaciones	1.979.019	0	0	0	0	0	1.979.019
403	04	06	00	Servicio de aseo urbano y domiciliario	66.916	0	0	0	0	0	66.916
403	04	07	00	Servicio de condominio	230.367	0	0	0	0	0	230.367
403	06	00	00	Servicios de transporte y almacenaje	182.247	0	0	0	0	0	182.247
403	06	01	00	Fletes y embalajes	106.083	0	0	0	0	0	106.083
403	06	03	00	Estacionamiento	28.762	0	0	0	0	0	28.762
403	06	04	00	Peaje	2.140	0	0	0	0	0	2.140
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	45.262	0	0	0	0	0	45.262
403	07	00	00	Servicios de información, impresión y relaciones públicas	14.436.093	0	0	0	0	0	14.436.093
403	07	01	00	Publicidad y propaganda	3.010.729	0	0	0	0	0	3.010.729
403	07	02	00	Imprenta y reproducción	2.908.786	0	0	0	0	0	2.908.786
403	07	03	00	Relaciones sociales	8.054.688	0	0	0	0	0	8.054.688
403	07	04	00	Avisos	461.890	0	0	0	0	0	461.890
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	9.791.136	0	0	0	0	0	9.791.136
403	08	01	00	Primas y gastos de seguros	9.636.873	0	0	0	0	0	9.636.873
403	08	02	00	Comisiones y gastos bancarios	104.263	0	0	0	0	0	104.263
403	08	03	00	Comisiones y gastos de adquisición de seguros	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	14.850.785	0	0	0	0	0	14.850.785
403	09	01	00	Viáticos y pasajes dentro del país	8.227.241	0	0	0	0	0	8.227.241
403	09	02	00	Viáticos y pasajes fuera del país	6.623.544	0	0	0	0	0	6.623.544
403	10	00	00	Servicios profesionales y técnicos	4.665.535	0	0	0	0	0	4.665.535
403	10	03	00	Servicios de procesamiento de datos	407.044	0	0	0	0	0	407.044

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL **ACCIÓN CENTRALIZADA:** 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	2.399.336	0	0	0	0	0	2.399.336
403	10	99	00	Otros servicios profesionales y técnicos	1.859.155	0	0	0	0	0	1.859.155
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.353.719	0	0	0	0	0	5.353.719
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.769.513	0	0	0	0	0	3.769.513
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.477.049	0	0	0	0	0	1.477.049
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	107.157	0	0	0	0	0	107.157
403	12	00	00	Conservación y reparaciones menores de obras	348.038	0	0	0	0	0	348.038
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	348.038	0	0	0	0	0	348.038
403	15	00	00	Servicios fiscales	45.043	0	0	0	0	0	45.043
403	15	02	00	Tasas y otros derechos obligatorios	45.043	0	0	0	0	0	45.043
403	16	00	00	Servicios de diversión, esparcimiento y culturales	9.631.384	0	0	0	0	0	9.631.384
403	16	01	00	Servicios de diversión, esparcimiento y culturales	9.631.384	0	0	0	0	0	9.631.384
403	18	00	00	Impuestos indirectos	8.782.528	0	0	0	0	0	8.782.528
403	18	01	00	Impuesto al valor agregado	8.732.528	0	0	0	0	0	8.732.528
403	18	99	00	Otros impuestos indirectos	50.000	0	0	0	0	0	50.000
403	99	00	00	Otros servicios no personales	414.159	0	0	0	0	0	414.159
403	99	01	00	Otros servicios no personales	414.159	0	0	0	0	0	414.159
404	**00**	**00**	**00**	**Activos reales**	**25.501.696**	**0**	**0**	**0**	**0**	**0**	**25.501.696**
404	01	00	00	Repuestos y reparaciones mayores	641.414	0	0	0	0	0	641.414
404	01	01	00	Repuestos mayores	340.814	0	0	0	0	0	340.814
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	152.909	0	0	0	0	0	152.909
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	155.397	0	0	0	0	0	155.397
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	32.508	0	0	0	0	0	32.508
404	01	02	00	Reparaciones mayores de maquinaria y equipos	300.600	0	0	0	0	0	300.600
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	300.600	0	0	0	0	0	300.600
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	593.691	0	0	0	0	0	593.691
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	20.513	0	0	0	0	0	20.513
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	518.642	0	0	0	0	0	518.642
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	19.205	0	0	0	0	0	19.205
404	03	05	00	Maquinaria y equipos industriales y de taller	35.331	0	0	0	0	0	35.331
404	04	00	00	Equipos de transporte, tracción y elevación	8.509.209	0	0	0	0	0	8.509.209
404	04	01	00	Vehículos automotores terrestres	8.509.209	0	0	0	0	0	8.509.209

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL **ACCIÓN CENTRALIZADA:** 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.373.169	0	0	0	0	0	1.373.169
404	05	01	00	Equipos de telecomunicaciones	1.370.536	0	0	0	0	0	1.370.536
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	2.633	0	0	0	0	0	2.633
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	173.377	0	0	0	0	0	173.377
404	07	02	00	Equipos de enseñanza, deporte y recreación	173.377	0	0	0	0	0	173.377
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.909.477	0	0	0	0	0	13.909.477
404	09	01	00	Mobiliario y equipos de oficina	3.518.037	0	0	0	0	0	3.518.037
404	09	02	00	Equipos de computación	7.207.850	0	0	0	0	0	7.207.850
404	09	03	00	Mobiliario y equipos de alojamiento	3.141.202	0	0	0	0	0	3.141.202
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	42.388	0	0	0	0	0	42.388
404	12	00	00	Activos intangibles	32.464	0	0	0	0	0	32.464
404	12	04	00	Paquetes y programas de computación	32.464	0	0	0	0	0	32.464
404	99	00	00	Otros activos reales	268.895	0	0	0	0	0	268.895
404	99	01	00	Otros activos reales	268.895	0	0	0	0	0	268.895
407	**00**	**00**	**00**	**Transferencias y donaciones**	**858.869.460**	**0**	**0**	**0**	**0**	**0**	**858.869.460**
407	01	00	00	Transferencias y donaciones corrientes internas	858.869.460	0	0	0	0	0	858.869.460
407	01	02	00	Donaciones corrientes internas al sector privado	20.869.460	0	0	0	0	0	20.869.460
407	01	02	01	Donaciones corrientes a personas	20.869.460	0	0	0	0	0	20.869.460
407	01	03	00	Transferencias corrientes internas al sector público	838.000.000	0	0	0	0	0	838.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	758.000.000	0	0	0	0	0	758.000.000
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	10.000.000	0	0	0	0	0	10.000.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	70.000.000	0	0	0	0	0	70.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**20.015.549**	**0**	**0**	**0**	**0**	**0**	**20.015.549**
411	11	00	00	Obligaciones de ejercicios anteriores	20.015.549	0	0	0	0	0	20.015.549
411	11	04	00	Compromisos pendientes de ejercicios anteriores	20.015.549	0	0	0	0	0	20.015.549
				Totales	**1.020.960.347**	**0**	**0**	**0**	**0**	**0**	**1.020.960.347**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**838.000.000**	**0**	**0**	**0**	**0**	**0**	**838.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	838.000.000	0	0	0	0	0	838.000.000
407	01	03	00	Transferencias corrientes internas al sector público	838.000.000	0	0	0	0	0	838.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	758.000.000	0	0	0	0	0	758.000.000
				- A0046 Instituto Nacional de Capacitación y Educación Socialista (I.N.C.E.S)	190.000.000	0	0	0	0	0	190.000.000
				- A0047 Instituto Nacional del Menor (INAM)	35.000.000	0	0	0	0	0	35.000.000
				- A0124 Consejo Nacional para las Personas con Discapacidad (CONAPDIS)	20.000.000	0	0	0	0	0	20.000.000
				- A0305 Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)	20.000.000	0	0	0	0	0	20.000.000
				- A0326 Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)	70.000.000	0	0	0	0	0	70.000.000
				- A0480 Fundación Misión Negra Hipólita	50.000.000	0	0	0	0	0	50.000.000
				- A0487 Fundación "Misión Che Guevara"	10.000.000	0	0	0	0	0	10.000.000
				- A0910 Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)	165.000.000	0	0	0	0	0	165.000.000
				- A0950 Instituto Nacional de Servicios Sociales (INASS)	143.000.000	0	0	0	0	0	143.000.000
				- A0953 Servicio Autónomo Fondo Nacional de los Consejos Comunales (SAFONACC)	55.000.000	0	0	0	0	0	55.000.000
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	10.000.000	0	0	0	0	0	10.000.000
				- A0717 Banco del Pueblo Soberano, C.A.	10.000.000	0	0	0	0	0	10.000.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	70.000.000	0	0	0	0	0	70.000.000
				- A0842 Fondo de Desarrollo Microfinanciero (FONDEMI)	40.000.000	0	0	0	0	0	40.000.000
				- A0954 Fondo para el Desarrollo Endógeno (FONENDÓGENO)	30.000.000	0	0	0	0	0	30.000.000
				Totales	**838.000.000**	**0**	**0**	**0**	**0**	**0**	**838.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL **ACCIÓN CENTRALIZADA:** 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 570002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**32.242.405**	**0**	**0**	**0**	**0**	**0**	**32.242.405**
402	01	00	00	Productos alimenticios y agropecuarios	7.732.340	0	0	0	0	0	7.732.340
402	01	01	00	Alimentos y bebidas para personas	7.725.071	0	0	0	0	0	7.725.071
402	01	99	00	Otros productos alimenticios y agropecuarios	7.269	0	0	0	0	0	7.269
402	02	00	00	Productos de minas, canteras y yacimientos	1.805	0	0	0	0	0	1.805
402	02	05	00	Piedra, arcilla, arena y tierra	1.805	0	0	0	0	0	1.805
402	03	00	00	Textiles y vestuarios	3.652.920	0	0	0	0	0	3.652.920
402	03	01	00	Textiles	534.582	0	0	0	0	0	534.582
402	03	02	00	Prendas de vestir	3.111.332	0	0	0	0	0	3.111.332
402	03	03	00	Calzados	1.967	0	0	0	0	0	1.967
402	03	99	00	Otros productos textiles y vestuarios	5.039	0	0	0	0	0	5.039
402	04	00	00	Productos de cuero y caucho	1.464.233	0	0	0	0	0	1.464.233
402	04	03	00	Cauchos y tripas para vehículos	1.461.424	0	0	0	0	0	1.461.424
402	04	99	00	Otros productos de cuero y caucho	2.809	0	0	0	0	0	2.809
402	05	00	00	Productos de papel, cartón e impresos	4.860.193	0	0	0	0	0	4.860.193
402	05	01	00	Pulpa de madera, papel y cartón	110.499	0	0	0	0	0	110.499
402	05	02	00	Envases y cajas de papel y cartón	30.225	0	0	0	0	0	30.225
402	05	03	00	Productos de papel y cartón para oficina	3.700.545	0	0	0	0	0	3.700.545
402	05	04	00	Libros, revistas y periódicos	624.067	0	0	0	0	0	624.067
402	05	05	00	Material de enseñanza	29.293	0	0	0	0	0	29.293
402	05	06	00	Productos de papel y cartón para computación	12.087	0	0	0	0	0	12.087
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	324.549	0	0	0	0	0	324.549
402	05	99	00	Otros productos de pulpa, papel y cartón	28.928	0	0	0	0	0	28.928
402	06	00	00	Productos químicos y derivados	3.505.274	0	0	0	0	0	3.505.274
402	06	01	00	Sustancias químicas y de uso industrial	18.875	0	0	0	0	0	18.875
402	06	03	00	Tintas, pinturas y colorantes	2.053.940	0	0	0	0	0	2.053.940
402	06	04	00	Productos farmacéuticos y medicamentos	376.782	0	0	0	0	0	376.782
402	06	05	00	Productos de tocador	17.618	0	0	0	0	0	17.618

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL **ACCIÓN CENTRALIZADA:** 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 570002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	590.389	0	0	0	0	0	590.389
402	06	08	00	Productos plásticos	447.670	0	0	0	0	0	447.670
402	07	00	00	Productos minerales no metálicos	60.388	0	0	0	0	0	60.388
402	07	01	00	Productos de barro, loza y porcelana	23.788	0	0	0	0	0	23.788
402	07	02	00	Vidrios y productos de vidrio	6.700	0	0	0	0	0	6.700
402	07	03	00	Productos de arcilla para construcción	3.027	0	0	0	0	0	3.027
402	07	04	00	Cemento, cal y yeso	26.873	0	0	0	0	0	26.873
402	08	00	00	Productos metálicos	2.528.227	0	0	0	0	0	2.528.227
402	08	02	00	Productos de metales no ferrosos	9.533	0	0	0	0	0	9.533
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	826.541	0	0	0	0	0	826.541
402	08	04	00	Productos metálicos estructurales	34.461	0	0	0	0	0	34.461
402	08	07	00	Material de señalamiento	1.304	0	0	0	0	0	1.304
402	08	08	00	Material de educación	4.388	0	0	0	0	0	4.388
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.643.813	0	0	0	0	0	1.643.813
402	08	10	00	Repuestos y accesorios para otros equipos	8.187	0	0	0	0	0	8.187
402	09	00	00	Productos de madera	20.284	0	0	0	0	0	20.284
402	09	01	00	Productos primarios de madera	14.087	0	0	0	0	0	14.087
402	09	99	00	Otros productos de madera	6.197	0	0	0	0	0	6.197
402	10	00	00	Productos varios y útiles diversos	7.212.674	0	0	0	0	0	7.212.674
402	10	01	00	Artículos de deporte, recreación y juguetes	33.284	0	0	0	0	0	33.284
402	10	02	00	Materiales y útiles de limpieza y aseo	409.427	0	0	0	0	0	409.427
402	10	03	00	Utensilios de cocina y comedor	90.674	0	0	0	0	0	90.674
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.626	0	0	0	0	0	2.626
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.101.367	0	0	0	0	0	1.101.367
402	10	06	00	Condecoraciones, ofrendas y similares	114.640	0	0	0	0	0	114.640
402	10	07	00	Productos de seguridad en el trabajo	143.946	0	0	0	0	0	143.946
402	10	08	00	Materiales para equipos de computación	3.786.551	0	0	0	0	0	3.786.551
402	10	09	00	Especies timbradas y valores	2.528	0	0	0	0	0	2.528

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 570002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	1.368.458	0	0	0	0	0	1.368.458
402	10	12	00	Materiales para instalaciones sanitarias	42.852	0	0	0	0	0	42.852
402	10	13	00	Materiales fotográficos	23.162	0	0	0	0	0	23.162
402	10	99	00	Otros productos y útiles diversos	93.159	0	0	0	0	0	93.159
402	99	00	00	Otros materiales y suministros	1.204.067	0	0	0	0	0	1.204.067
402	99	01	00	Otros materiales y suministros	1.204.067	0	0	0	0	0	1.204.067
403	**00**	**00**	**00**	**Servicios no personales**	**84.331.237**	**0**	**0**	**0**	**0**	**0**	**84.331.237**
403	01	00	00	Alquileres de inmuebles	698.618	0	0	0	0	0	698.618
403	01	01	00	Alquileres de edificios y locales	295.276	0	0	0	0	0	295.276
403	01	02	00	Alquileres de instalaciones culturales y recreativas	403.342	0	0	0	0	0	403.342
403	02	00	00	Alquileres de maquinaria y equipos	2.141.726	0	0	0	0	0	2.141.726
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.890.190	0	0	0	0	0	1.890.190
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	151.864	0	0	0	0	0	151.864
403	02	99	00	Alquileres de otras maquinaria y equipos	99.672	0	0	0	0	0	99.672
403	03	00	00	Derechos sobre bienes intangibles	5.485	0	0	0	0	0	5.485
403	03	03	00	Paquetes y programas de computación	5.485	0	0	0	0	0	5.485
403	04	00	00	Servicios básicos	12.984.741	0	0	0	0	0	12.984.741
403	04	01	00	Electricidad	1.142.469	0	0	0	0	0	1.142.469
403	04	02	00	Gas	8.428	0	0	0	0	0	8.428
403	04	03	00	Agua	176.632	0	0	0	0	0	176.632
403	04	04	00	Teléfonos	9.380.910	0	0	0	0	0	9.380.910
403	04	05	00	Servicio de comunicaciones	1.979.019	0	0	0	0	0	1.979.019
403	04	06	00	Servicio de aseo urbano y domiciliario	66.916	0	0	0	0	0	66.916
403	04	07	00	Servicio de condominio	230.367	0	0	0	0	0	230.367
403	06	00	00	Servicios de transporte y almacenaje	182.247	0	0	0	0	0	182.247
403	06	01	00	Fletes y embalajes	106.083	0	0	0	0	0	106.083
403	06	03	00	Estacionamiento	28.762	0	0	0	0	0	28.762
403	06	04	00	Peaje	2.140	0	0	0	0	0	2.140

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL **ACCIÓN CENTRALIZADA:** 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 570002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	45.262	0	0	0	0	0	45.262
403	07	00	00	Servicios de información, impresión y relaciones públicas	14.436.093	0	0	0	0	0	14.436.093
403	07	01	00	Publicidad y propaganda	3.010.729	0	0	0	0	0	3.010.729
403	07	02	00	Imprenta y reproducción	2.908.786	0	0	0	0	0	2.908.786
403	07	03	00	Relaciones sociales	8.054.688	0	0	0	0	0	8.054.688
403	07	04	00	Avisos	461.890	0	0	0	0	0	461.890
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	9.791.136	0	0	0	0	0	9.791.136
403	08	01	00	Primas y gastos de seguros	9.636.873	0	0	0	0	0	9.636.873
403	08	02	00	Comisiones y gastos bancarios	104.263	0	0	0	0	0	104.263
403	08	03	00	Comisiones y gastos de adquisición de seguros	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	14.850.785	0	0	0	0	0	14.850.785
403	09	01	00	Viáticos y pasajes dentro del país	8.227.241	0	0	0	0	0	8.227.241
403	09	02	00	Viáticos y pasajes fuera del país	6.623.544	0	0	0	0	0	6.623.544
403	10	00	00	Servicios profesionales y técnicos	4.665.535	0	0	0	0	0	4.665.535
403	10	03	00	Servicios de procesamiento de datos	407.044	0	0	0	0	0	407.044
403	10	11	00	Servicios para la elaboración y suministro de comida	2.399.336	0	0	0	0	0	2.399.336
403	10	99	00	Otros servicios profesionales y técnicos	1.859.155	0	0	0	0	0	1.859.155
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.353.719	0	0	0	0	0	5.353.719
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.769.513	0	0	0	0	0	3.769.513
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.477.049	0	0	0	0	0	1.477.049
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	107.157	0	0	0	0	0	107.157
403	12	00	00	Conservación y reparaciones menores de obras	348.038	0	0	0	0	0	348.038
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	348.038	0	0	0	0	0	348.038
403	15	00	00	Servicios fiscales	45.043	0	0	0	0	0	45.043
403	15	02	00	Tasas y otros derechos obligatorios	45.043	0	0	0	0	0	45.043
403	16	00	00	Servicios de diversión, esparcimiento y culturales	9.631.384	0	0	0	0	0	9.631.384
403	16	01	00	Servicios de diversión, esparcimiento y culturales	9.631.384	0	0	0	0	0	9.631.384
403	18	00	00	Impuestos indirectos	8.782.528	0	0	0	0	0	8.782.528

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL **ACCIÓN CENTRALIZADA:** 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 570002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	8.732.528	0	0	0	0	0	8.732.528
403	18	99	00	Otros impuestos indirectos	50.000	0	0	0	0	0	50.000
403	99	00	00	Otros servicios no personales	414.159	0	0	0	0	0	414.159
403	99	01	00	Otros servicios no personales	414.159	0	0	0	0	0	414.159
404	**00**	**00**	**00**	**Activos reales**	**25.501.696**	**0**	**0**	**0**	**0**	**0**	**25.501.696**
404	01	00	00	Repuestos y reparaciones mayores	641.414	0	0	0	0	0	641.414
404	01	01	00	Repuestos mayores	340.814	0	0	0	0	0	340.814
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	152.909	0	0	0	0	0	152.909
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	155.397	0	0	0	0	0	155.397
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	32.508	0	0	0	0	0	32.508
404	01	02	00	Reparaciones mayores de maquinaria y equipos	300.600	0	0	0	0	0	300.600
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	300.600	0	0	0	0	0	300.600
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	593.691	0	0	0	0	0	593.691
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	20.513	0	0	0	0	0	20.513
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	518.642	0	0	0	0	0	518.642
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	19.205	0	0	0	0	0	19.205
404	03	05	00	Maquinaria y equipos industriales y de taller	35.331	0	0	0	0	0	35.331
404	04	00	00	Equipos de transporte, tracción y elevación	8.509.209	0	0	0	0	0	8.509.209
404	04	01	00	Vehículos automotores terrestres	8.509.209	0	0	0	0	0	8.509.209
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.373.169	0	0	0	0	0	1.373.169
404	05	01	00	Equipos de telecomunicaciones	1.370.536	0	0	0	0	0	1.370.536
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	2.633	0	0	0	0	0	2.633
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	173.377	0	0	0	0	0	173.377
404	07	02	00	Equipos de enseñanza, deporte y recreación	173.377	0	0	0	0	0	173.377
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.909.477	0	0	0	0	0	13.909.477
404	09	01	00	Mobiliario y equipos de oficina	3.518.037	0	0	0	0	0	3.518.037
404	09	02	00	Equipos de computación	7.207.850	0	0	0	0	0	7.207.850
404	09	03	00	Mobiliario y equipos de alojamiento	3.141.202	0	0	0	0	0	3.141.202

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 570002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	42.388	0	0	0	0	0	42.388
404	12	00	00	Activos intangibles	32.464	0	0	0	0	0	32.464
404	12	04	00	Paquetes y programas de computación	32.464	0	0	0	0	0	32.464
404	99	00	00	Otros activos reales	268.895	0	0	0	0	0	268.895
404	99	01	00	Otros activos reales	268.895	0	0	0	0	0	268.895
411	**00**	**00**	**00**	**Disminución de pasivos**	**20.015.549**	**0**	**0**	**0**	**0**	**0**	**20.015.549**
411	11	00	00	Obligaciones de ejercicios anteriores	20.015.549	0	0	0	0	0	20.015.549
411	11	04	00	Compromisos pendientes de ejercicios anteriores	20.015.549	0	0	0	0	0	20.015.549
				Totales	**162.090.887**	**0**	**0**	**0**	**0**	**0**	**162.090.887**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 570002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.869.460**	**0**	**0**	**0**	**0**	**0**	**20.869.460**
407	01	00	00	Transferencias y donaciones corrientes internas	20.869.460	0	0	0	0	0	20.869.460
407	01	02	00	Donaciones corrientes internas al sector privado	20.869.460	0	0	0	0	0	20.869.460
407	01	02	01	Donaciones corrientes a personas	20.869.460	0	0	0	0	0	20.869.460
				Totales	**20.869.460**	**0**	**0**	**0**	**0**	**0**	**20.869.460**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 570002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**838.000.000**	**0**	**0**	**0**	**0**	**0**	**838.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	838.000.000	0	0	0	0	0	838.000.000
407	01	03	00	Transferencias corrientes internas al sector público	838.000.000	0	0	0	0	0	838.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	758.000.000	0	0	0	0	0	758.000.000
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	10.000.000	0	0	0	0	0	10.000.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	70.000.000	0	0	0	0	0	70.000.000
				Totales	**838.000.000**	**0**	**0**	**0**	**0**	**0**	**838.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL **ACCIÓN CENTRALIZADA:** 570003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**114.096.323**	**0**	**0**	**0**	**0**	**0**	**114.096.323**
407	01	00	00	Transferencias y donaciones corrientes internas	114.096.323	0	0	0	0	0	114.096.323
407	01	01	00	Transferencias corrientes internas al sector privado	114.096.323	0	0	0	0	0	114.096.323
407	01	01	01	Pensiones del personal empleado, obrero y militar	16.330.411	0	0	0	0	0	16.330.411
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	54.595.519	0	0	0	0	0	54.595.519
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	4.612.037	0	0	0	0	0	4.612.037
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	4.000.000	0	0	0	0	0	4.000.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	2.117.736	0	0	0	0	0	2.117.736
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	15.407.228	0	0	0	0	0	15.407.228
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	10.000.000	0	0	0	0	0	10.000.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	7.033.392	0	0	0	0	0	7.033.392
				Totales	**114.096.323**	**0**	**0**	**0**	**0**	**0**	**114.096.323**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 570003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**114.096.323**	**0**	**0**	**0**	**0**	**0**	**114.096.323**
407	01	00	00	Transferencias y donaciones corrientes internas	114.096.323	0	0	0	0	0	114.096.323
407	01	01	00	Transferencias corrientes internas al sector privado	114.096.323	0	0	0	0	0	114.096.323
407	01	01	01	Pensiones del personal empleado, obrero y militar	16.330.411	0	0	0	0	0	16.330.411
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	54.595.519	0	0	0	0	0	54.595.519
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	4.612.037	0	0	0	0	0	4.612.037
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	4.000.000	0	0	0	0	0	4.000.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	2.117.736	0	0	0	0	0	2.117.736
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	15.407.228	0	0	0	0	0	15.407.228
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	10.000.000	0	0	0	0	0	10.000.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	7.033.392	0	0	0	0	0	7.033.392
				Totales	**114.096.323**	**0**	**0**	**0**	**0**	**0**	**114.096.323**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.787.651**	**0**	**0**	**0**	**0**	**0**	**10.787.651**
402	01	00	00	Productos alimenticios y agropecuarios	5.832.911	0	0	0	0	0	5.832.911
402	01	01	00	Alimentos y bebidas para personas	5.832.911	0	0	0	0	0	5.832.911
402	03	00	00	Textiles y vestuarios	672.831	0	0	0	0	0	672.831
402	03	02	00	Prendas de vestir	651.962	0	0	0	0	0	651.962
402	03	99	00	Otros productos textiles y vestuarios	20.869	0	0	0	0	0	20.869
402	06	00	00	Productos químicos y derivados	3.595.112	0	0	0	0	0	3.595.112
402	06	05	00	Productos de tocador	3.595.112	0	0	0	0	0	3.595.112
402	10	00	00	Productos varios y útiles diversos	686.797	0	0	0	0	0	686.797
402	10	01	00	Artículos de deporte, recreación y juguetes	50.000	0	0	0	0	0	50.000
402	10	02	00	Materiales y útiles de limpieza y aseo	364.798	0	0	0	0	0	364.798
402	10	03	00	Utensilios de cocina y comedor	271.999	0	0	0	0	0	271.999
403	**00**	**00**	**00**	**Servicios no personales**	**1.052.003**	**0**	**0**	**0**	**0**	**0**	**1.052.003**
403	18	00	00	Impuestos indirectos	1.052.003	0	0	0	0	0	1.052.003
403	18	01	00	Impuesto al valor agregado	1.039.963	0	0	0	0	0	1.039.963
403	18	99	00	Otros impuestos indirectos	12.040	0	0	0	0	0	12.040
404	**00**	**00**	**00**	**Activos reales**	**199.999**	**0**	**0**	**0**	**0**	**0**	**199.999**
404	05	00	00	Equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
404	05	01	00	Equipos de telecomunicaciones	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	99.999	0	0	0	0	0	99.999
404	09	03	00	Mobiliario y equipos de alojamiento	99.999	0	0	0	0	0	99.999
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.000.000**	**0**	**0**	**0**	**0**	**0**	**5.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	5.000.000	0	0	0	0	0	5.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	5.000.000	0	0	0	0	0	5.000.000
407	01	02	01	Donaciones corrientes a personas	5.000.000	0	0	0	0	0	5.000.000
				Totales	**17.039.653**	**0**	**0**	**0**	**0**	**0**	**17.039.653**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

ACCIÓN CENTRALIZADA: 570007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 570007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.787.651**	**0**	**0**	**0**	**0**	**0**	**10.787.651**
402	01	00	00	Productos alimenticios y agropecuarios	5.832.911	0	0	0	0	0	5.832.911
402	01	01	00	Alimentos y bebidas para personas	5.832.911	0	0	0	0	0	5.832.911
402	03	00	00	Textiles y vestuarios	672.831	0	0	0	0	0	672.831
402	03	02	00	Prendas de vestir	651.962	0	0	0	0	0	651.962
402	03	99	00	Otros productos textiles y vestuarios	20.869	0	0	0	0	0	20.869
402	06	00	00	Productos químicos y derivados	3.595.112	0	0	0	0	0	3.595.112
402	06	05	00	Productos de tocador	3.595.112	0	0	0	0	0	3.595.112
402	10	00	00	Productos varios y útiles diversos	686.797	0	0	0	0	0	686.797
402	10	01	00	Artículos de deporte, recreación y juguetes	50.000	0	0	0	0	0	50.000
402	10	02	00	Materiales y útiles de limpieza y aseo	364.798	0	0	0	0	0	364.798
402	10	03	00	Utensilios de cocina y comedor	271.999	0	0	0	0	0	271.999
403	**00**	**00**	**00**	**Servicios no personales**	**1.052.003**	**0**	**0**	**0**	**0**	**0**	**1.052.003**
403	18	00	00	Impuestos indirectos	1.052.003	0	0	0	0	0	1.052.003
403	18	01	00	Impuesto al valor agregado	1.039.963	0	0	0	0	0	1.039.963
403	18	99	00	Otros impuestos indirectos	12.040	0	0	0	0	0	12.040
404	**00**	**00**	**00**	**Activos reales**	**199.999**	**0**	**0**	**0**	**0**	**0**	**199.999**
404	05	00	00	Equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
404	05	01	00	Equipos de telecomunicaciones	100.000	0	0	0	0	0	100.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	99.999	0	0	0	0	0	99.999
404	09	03	00	Mobiliario y equipos de alojamiento	99.999	0	0	0	0	0	99.999
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.000.000**	**0**	**0**	**0**	**0**	**0**	**5.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	5.000.000	0	0	0	0	0	5.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	5.000.000	0	0	0	0	0	5.000.000
407	01	02	01	Donaciones corrientes a personas	5.000.000	0	0	0	0	0	5.000.000
				Totales	**17.039.653**	**0**	**0**	**0**	**0**	**0**	**17.039.653**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**109.085.276**	**0**	**0**	**0**	**0**	**0**	**109.085.276**
401	01	00	00	Sueldos, salarios y otras retribuciones	23.450.761	0	0	0	0	0	23.450.761
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	32.946	0	0	0	0	0	32.946
401	01	03	00	Suplencias a empleados	78.210	0	0	0	0	0	78.210
401	01	18	00	Remuneraciones al personal contratado	22.236.372	0	0	0	0	0	22.236.372
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	432.000	0	0	0	0	0	432.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	44.761	0	0	0	0	0	44.761
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	626.472	0	0	0	0	0	626.472
401	03	00	00	Primas	14.263.518	0	0	0	0	0	14.263.518
401	03	08	00	Primas de profesionalización a empleados	3.121	0	0	0	0	0	3.121
401	03	09	00	Primas por antigüedad a empleados	6.401	0	0	0	0	0	6.401
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	43.204	0	0	0	0	0	43.204
401	03	40	00	Primas de profesionalización al personal contratado	1.305.653	0	0	0	0	0	1.305.653
401	03	41	00	Primas por antigüedad al personal contratado	2.496.473	0	0	0	0	0	2.496.473
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	86.577	0	0	0	0	0	86.577
401	03	47	00	Primas al personal de alto nivel y de dirección	1.374.435	0	0	0	0	0	1.374.435
401	03	96	00	Otras primas al personal contratado	8.947.654	0	0	0	0	0	8.947.654
401	04	00	00	Complementos de sueldos y salarios	16.988.577	0	0	0	0	0	16.988.577
401	04	06	00	Complemento a empleados por comisión de servicios	1.680.000	0	0	0	0	0	1.680.000
401	04	08	00	Bono compensatorio de alimentación a empleados	20.748	0	0	0	0	0	20.748
401	04	26	00	Bono compensatorio de alimentación al personal contratado	10.602.228	0	0	0	0	0	10.602.228
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	20.748	0	0	0	0	0	20.748
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	331.968	0	0	0	0	0	331.968
401	04	98	00	Otros complementos al personal contratado	4.332.885	0	0	0	0	0	4.332.885
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	15.036.631	0	0	0	0	0	15.036.631
401	05	01	00	Aguinaldos a empleados	23.297	0	0	0	0	0	23.297
401	05	03	00	Bono vacacional a empleados	9.519	0	0	0	0	0	9.519
401	05	07	00	Aguinaldos al personal contratado	10.498.939	0	0	0	0	0	10.498.939
401	05	08	00	Bono vacacional al personal contratado	3.696.626	0	0	0	0	0	3.696.626
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	35.387	0	0	0	0	0	35.387

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.593	0	0	0	0	0	14.593
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	535.947	0	0	0	0	0	535.947
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	222.323	0	0	0	0	0	222.323
401	06	00	00	Aportes patronales y legales	6.268.686	0	0	0	0	0	6.268.686
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.176	0	0	0	0	0	8.176
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.570	0	0	0	0	0	2.570
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	51.183	0	0	0	0	0	51.183
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	1.713	0	0	0	0	0	1.713
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	3.454.923	0	0	0	0	0	3.454.923
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	665.394	0	0	0	0	0	665.394
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	13.639	0	0	0	0	0	13.639
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.940	0	0	0	0	0	3.940
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	2.627	0	0	0	0	0	2.627
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	198.623	0	0	0	0	0	198.623
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	60.027	0	0	0	0	0	60.027
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	40.020	0	0	0	0	0	40.020
401	06	95	00	Otros aportes legales por personal contratado	1.765.851	0	0	0	0	0	1.765.851
401	07	00	00	Asistencia socio-económica	23.439.716	0	0	0	0	0	23.439.716
401	07	02	00	Becas a empleados	764.000	0	0	0	0	0	764.000
401	07	03	00	Ayudas por matrimonio a empleados	315.000	0	0	0	0	0	315.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	202.500	0	0	0	0	0	202.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.567	0	0	0	0	0	8.567
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	15.600.000	0	0	0	0	0	15.600.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	946.000	0	0	0	0	0	946.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	101.513	0	0	0	0	0	101.513
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	516.000	0	0	0	0	0	516.000
401	07	33	00	Asistencia socio-económica al personal contratado	4.652.912	0	0	0	0	0	4.652.912
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	13.134	0	0	0	0	0	13.134

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	200.090	0	0	0	0	0	200.090
401	07	96	00	Otras subvenciones a empleados	120.000	0	0	0	0	0	120.000
401	08	00	00	Prestaciones sociales e indemnizaciones	9.637.387	0	0	0	0	0	9.637.387
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	20.406	0	0	0	0	0	20.406
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	9.110.561	0	0	0	0	0	9.110.561
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	31.227	0	0	0	0	0	31.227
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	475.193	0	0	0	0	0	475.193
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**18.438.714**	**0**	**0**	**0**	**0**	**0**	**18.438.714**
402	01	00	00	Productos alimenticios y agropecuarios	996.259	0	0	0	0	0	996.259
402	01	01	00	Alimentos y bebidas para personas	996.259	0	0	0	0	0	996.259
402	03	00	00	Textiles y vestuarios	3.791.370	0	0	0	0	0	3.791.370
402	03	02	00	Prendas de vestir	3.786.370	0	0	0	0	0	3.786.370
402	03	03	00	Calzados	5.000	0	0	0	0	0	5.000
402	04	00	00	Productos de cuero y caucho	656.360	0	0	0	0	0	656.360
402	04	03	00	Cauchos y tripas para vehículos	656.360	0	0	0	0	0	656.360
402	05	00	00	Productos de papel, cartón e impresos	4.199.094	0	0	0	0	0	4.199.094
402	05	01	00	Pulpa de madera, papel y cartón	353.040	0	0	0	0	0	353.040
402	05	02	00	Envases y cajas de papel y cartón	531.211	0	0	0	0	0	531.211
402	05	03	00	Productos de papel y cartón para oficina	2.331.571	0	0	0	0	0	2.331.571
402	05	04	00	Libros, revistas y periódicos	103.000	0	0	0	0	0	103.000
402	05	05	00	Material de enseñanza	236.000	0	0	0	0	0	236.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	644.272	0	0	0	0	0	644.272
402	06	00	00	Productos químicos y derivados	2.575.705	0	0	0	0	0	2.575.705
402	06	03	00	Tintas, pinturas y colorantes	1.933.748	0	0	0	0	0	1.933.748
402	06	04	00	Productos farmacéuticos y medicamentos	10.927	0	0	0	0	0	10.927
402	06	05	00	Productos de tocador	4.000	0	0	0	0	0	4.000
402	06	06	00	Combustibles y lubricantes	163.894	0	0	0	0	0	163.894
402	06	08	00	Productos plásticos	463.136	0	0	0	0	0	463.136
402	08	00	00	Productos metálicos	390.624	0	0	0	0	0	390.624
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	193.493	0	0	0	0	0	193.493
402	08	09	00	Repuestos y accesorios para equipos de transporte	71.200	0	0	0	0	0	71.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	125.931	0	0	0	0	0	125.931
402	10	00	00	Productos varios y útiles diversos	5.362.236	0	0	0	0	0	5.362.236
402	10	01	00	Artículos de deporte, recreación y juguetes	125.000	0	0	0	0	0	125.000
402	10	02	00	Materiales y útiles de limpieza y aseo	708.512	0	0	0	0	0	708.512
402	10	03	00	Utensilios de cocina y comedor	10.140	0	0	0	0	0	10.140
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.044.454	0	0	0	0	0	1.044.454
402	10	06	00	Condecoraciones, ofrendas y similares	50.000	0	0	0	0	0	50.000
402	10	07	00	Productos de seguridad en el trabajo	7.390	0	0	0	0	0	7.390
402	10	08	00	Materiales para equipos de computación	2.362.025	0	0	0	0	0	2.362.025
402	10	09	00	Especies timbradas y valores	3.000	0	0	0	0	0	3.000
402	10	11	00	Materiales eléctricos	267.549	0	0	0	0	0	267.549
402	10	12	00	Materiales para instalaciones sanitarias	30.000	0	0	0	0	0	30.000
402	10	13	00	Materiales fotográficos	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	744.166	0	0	0	0	0	744.166
402	99	00	00	Otros materiales y suministros	467.066	0	0	0	0	0	467.066
402	99	01	00	Otros materiales y suministros	467.066	0	0	0	0	0	467.066
403	**00**	**00**	**00**	**Servicios no personales**	**41.304.469**	**0**	**0**	**0**	**0**	**0**	**41.304.469**
403	01	00	00	Alquileres de inmuebles	4.802.001	0	0	0	0	0	4.802.001
403	01	01	00	Alquileres de edificios y locales	4.615.301	0	0	0	0	0	4.615.301
403	01	02	00	Alquileres de instalaciones culturales y recreativas	186.700	0	0	0	0	0	186.700
403	02	00	00	Alquileres de maquinaria y equipos	1.221.600	0	0	0	0	0	1.221.600
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.221.600	0	0	0	0	0	1.221.600
403	04	00	00	Servicios básicos	670.467	0	0	0	0	0	670.467
403	04	01	00	Electricidad	33.067	0	0	0	0	0	33.067
403	04	03	00	Agua	3.000	0	0	0	0	0	3.000
403	04	04	00	Teléfonos	362.200	0	0	0	0	0	362.200
403	04	05	00	Servicio de comunicaciones	166.800	0	0	0	0	0	166.800
403	04	06	00	Servicio de aseo urbano y domiciliario	65.200	0	0	0	0	0	65.200
403	04	07	00	Servicio de condominio	40.200	0	0	0	0	0	40.200
403	06	00	00	Servicios de transporte y almacenaje	218.000	0	0	0	0	0	218.000
403	06	01	00	Fletes y embalajes	75.000	0	0	0	0	0	75.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	03	00	Estacionamiento	138.000	0	0	0	0	0	138.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.000	0	0	0	0	0	5.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.945.396	0	0	0	0	0	5.945.396
403	07	01	00	Publicidad y propaganda	2.095.004	0	0	0	0	0	2.095.004
403	07	02	00	Imprenta y reproducción	2.032.264	0	0	0	0	0	2.032.264
403	07	03	00	Relaciones sociales	1.694.928	0	0	0	0	0	1.694.928
403	07	04	00	Avisos	123.200	0	0	0	0	0	123.200
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	930.000	0	0	0	0	0	930.000
403	08	01	00	Primas y gastos de seguros	870.000	0	0	0	0	0	870.000
403	08	02	00	Comisiones y gastos bancarios	60.000	0	0	0	0	0	60.000
403	09	00	00	Viáticos y pasajes	5.493.589	0	0	0	0	0	5.493.589
403	09	01	00	Viáticos y pasajes dentro del país	4.902.589	0	0	0	0	0	4.902.589
403	09	02	00	Viáticos y pasajes fuera del país	581.000	0	0	0	0	0	581.000
403	09	03	00	Asignación por kilómetros recorridos	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	9.083.600	0	0	0	0	0	9.083.600
403	10	01	00	Servicios jurídicos	20.000	0	0	0	0	0	20.000
403	10	07	00	Servicios de capacitación y adiestramiento	934.400	0	0	0	0	0	934.400
403	10	11	00	Servicios para la elaboración y suministro de comida	4.214.000	0	0	0	0	0	4.214.000
403	10	99	00	Otros servicios profesionales y técnicos	3.915.200	0	0	0	0	0	3.915.200
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	532.000	0	0	0	0	0	532.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	532.000	0	0	0	0	0	532.000
403	12	00	00	Conservación y reparaciones menores de obras	874.000	0	0	0	0	0	874.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	874.000	0	0	0	0	0	874.000
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.000.000	0	0	0	0	0	2.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.000.000	0	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	7.581.763	0	0	0	0	0	7.581.763
403	18	01	00	Impuesto al valor agregado	7.581.763	0	0	0	0	0	7.581.763
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	329.271	0	0	0	0	0	329.271
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	329.271	0	0	0	0	0	329.271

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	1.617.782	0	0	0	0	0	1.617.782
403	99	01	00	Otros servicios no personales	1.617.782	0	0	0	0	0	1.617.782
404	**00**	**00**	**00**	**Activos reales**	**10.968.769**	**0**	**0**	**0**	**0**	**0**	**10.968.769**
404	01	00	00	Repuestos y reparaciones mayores	511.830	0	0	0	0	0	511.830
404	01	01	00	Repuestos mayores	311.830	0	0	0	0	0	311.830
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	195.000	0	0	0	0	0	195.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	108.580	0	0	0	0	0	108.580
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	4.250	0	0	0	0	0	4.250
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	4.000	0	0	0	0	0	4.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	200.000	0	0	0	0	0	200.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	376.461	0	0	0	0	0	376.461
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	376.461	0	0	0	0	0	376.461
404	04	00	00	Equipos de transporte, tracción y elevación	2.002.000	0	0	0	0	0	2.002.000
404	04	01	00	Vehículos automotores terrestres	2.002.000	0	0	0	0	0	2.002.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	508.099	0	0	0	0	0	508.099
404	05	01	00	Equipos de telecomunicaciones	208.099	0	0	0	0	0	208.099
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	0	300.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	368.394	0	0	0	0	0	368.394
404	07	02	00	Equipos de enseñanza, deporte y recreación	368.394	0	0	0	0	0	368.394
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.313.093	0	0	0	0	0	6.313.093
404	09	01	00	Mobiliario y equipos de oficina	2.965.127	0	0	0	0	0	2.965.127
404	09	02	00	Equipos de computación	2.394.990	0	0	0	0	0	2.394.990
404	09	03	00	Mobiliario y equipos de alojamiento	652.976	0	0	0	0	0	652.976
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
404	12	00	00	Activos intangibles	200.200	0	0	0	0	0	200.200
404	12	04	00	Paquetes y programas de computación	200.200	0	0	0	0	0	200.200
404	99	00	00	Otros activos reales	688.692	0	0	0	0	0	688.692
404	99	01	00	Otros activos reales	688.692	0	0	0	0	0	688.692
405	**00**	**00**	**00**	**Activos financieros**	**50.000.000**	**0**	**0**	**0**	**0**	**0**	**50.000.000**
405	01	00	00	Aportes en acciones y participaciones de capital	50.000.000	0	0	0	0	0	50.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
405	01	02	00	Aportes en acciones y participaciones de capital al sector público	50.000.000	0	0	0	0	0	50.000.000
405	01	02	05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	50.000.000	0	0	0	0	0	50.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**162.643.819**	**0**	**0**	**0**	**0**	**0**	**162.643.819**
407	01	00	00	Transferencias y donaciones corrientes internas	162.643.819	0	0	0	0	0	162.643.819
407	01	01	00	Transferencias corrientes internas al sector privado	337.420	0	0	0	0	0	337.420
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	99.483	0	0	0	0	0	99.483
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	30.388	0	0	0	0	0	30.388
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	9.948	0	0	0	0	0	9.948
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	180.000	0	0	0	0	0	180.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	17.601	0	0	0	0	0	17.601
407	01	02	00	Donaciones corrientes internas al sector privado	2.400.000	0	0	0	0	0	2.400.000
407	01	02	01	Donaciones corrientes a personas	2.400.000	0	0	0	0	0	2.400.000
407	01	03	00	Transferencias corrientes internas al sector público	159.906.399	0	0	0	0	0	159.906.399
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	115.876.799	0	0	0	0	0	115.876.799
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	44.029.600	0	0	0	0	0	44.029.600
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.200.000**	**0**	**0**	**0**	**0**	**0**	**2.200.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.200.000	0	0	0	0	0	2.200.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.400.000	0	0	0	0	0	1.400.000
411	11	05	00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	800.000	0	0	0	0	0	800.000
				Totales	**394.641.047**	**0**	**0**	**0**	**0**	**0**	**394.641.047**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115563 580020000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER E IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EN EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**36.005.856**	**0**	**0**	**0**	**0**	**0**	**36.005.856**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.243.555	0	0	0	0	0	8.243.555
401	01	18	00	Remuneraciones al personal contratado	8.119.149	0	0	0	0	0	8.119.149
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	124.406	0	0	0	0	0	124.406
401	03	00	00	Primas	5.886.759	0	0	0	0	0	5.886.759
401	03	40	00	Primas de profesionalización al personal contratado	531.048	0	0	0	0	0	531.048
401	03	41	00	Primas por antigüedad al personal contratado	1.080.095	0	0	0	0	0	1.080.095
401	03	47	00	Primas al personal de alto nivel y de dirección	320.837	0	0	0	0	0	320.837
401	03	96	00	Otras primas al personal contratado	3.954.779	0	0	0	0	0	3.954.779
401	04	00	00	Complementos de sueldos y salarios	6.840.585	0	0	0	0	0	6.840.585
401	04	06	00	Complemento a empleados por comisión de servicios	720.000	0	0	0	0	0	720.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.294.836	0	0	0	0	0	4.294.836
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	62.244	0	0	0	0	0	62.244
401	04	98	00	Otros complementos al personal contratado	1.763.505	0	0	0	0	0	1.763.505
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	6.022.486	0	0	0	0	0	6.022.486
401	05	07	00	Aguinaldos al personal contratado	4.325.078	0	0	0	0	0	4.325.078
401	05	08	00	Bono vacacional al personal contratado	1.529.532	0	0	0	0	0	1.529.532
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	118.404	0	0	0	0	0	118.404
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	49.472	0	0	0	0	0	49.472
401	06	00	00	Aportes patronales y legales	2.514.260	0	0	0	0	0	2.514.260
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.275	0	0	0	0	0	10.275
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.429.524	0	0	0	0	0	1.429.524
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	275.316	0	0	0	0	0	275.316
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	46.237	0	0	0	0	0	46.237
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	13.357	0	0	0	0	0	13.357
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	8.905	0	0	0	0	0	8.905

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115563 580020000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER E IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EN EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	95	00	Otros aportes legales por personal contratado	730.646	0	0	0	0	0	730.646
401	07	00	00	Asistencia socio-económica	2.533.549	0	0	0	0	0	2.533.549
401	07	02	00	Becas a empleados	84.000	0	0	0	0	0	84.000
401	07	03	00	Ayudas por matrimonio a empleados	125.000	0	0	0	0	0	125.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	50.000	0	0	0	0	0	50.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	362.000	0	0	0	0	0	362.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	8.459	0	0	0	0	0	8.459
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	271.500	0	0	0	0	0	271.500
401	07	33	00	Asistencia socio-económica al personal contratado	1.588.066	0	0	0	0	0	1.588.066
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	44.524	0	0	0	0	0	44.524
401	08	00	00	Prestaciones sociales e indemnizaciones	3.964.662	0	0	0	0	0	3.964.662
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.859.069	0	0	0	0	0	3.859.069
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	105.593	0	0	0	0	0	105.593
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.572.685**	**0**	**0**	**0**	**0**	**0**	**6.572.685**
402	01	00	00	Productos alimenticios y agropecuarios	307.666	0	0	0	0	0	307.666
402	01	01	00	Alimentos y bebidas para personas	307.666	0	0	0	0	0	307.666
402	03	00	00	Textiles y vestuarios	1.944.540	0	0	0	0	0	1.944.540
402	03	02	00	Prendas de vestir	1.944.540	0	0	0	0	0	1.944.540
402	04	00	00	Productos de cuero y caucho	98.670	0	0	0	0	0	98.670
402	04	03	00	Cauchos y tripas para vehículos	98.670	0	0	0	0	0	98.670
402	05	00	00	Productos de papel, cartón e impresos	805.847	0	0	0	0	0	805.847
402	05	01	00	Pulpa de madera, papel y cartón	67.829	0	0	0	0	0	67.829
402	05	02	00	Envases y cajas de papel y cartón	209.909	0	0	0	0	0	209.909
402	05	03	00	Productos de papel y cartón para oficina	280.543	0	0	0	0	0	280.543
402	05	04	00	Libros, revistas y periódicos	96.000	0	0	0	0	0	96.000
402	05	05	00	Material de enseñanza	144.000	0	0	0	0	0	144.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115563 580020000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER E IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EN EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.566	0	0	0	0	0	7.566
402	06	00	00	Productos químicos y derivados	972.798	0	0	0	0	0	972.798
402	06	03	00	Tintas, pinturas y colorantes	671.674	0	0	0	0	0	671.674
402	06	06	00	Combustibles y lubricantes	61.010	0	0	0	0	0	61.010
402	06	08	00	Productos plásticos	240.114	0	0	0	0	0	240.114
402	08	00	00	Productos metálicos	54.912	0	0	0	0	0	54.912
402	08	10	00	Repuestos y accesorios para otros equipos	54.912	0	0	0	0	0	54.912
402	10	00	00	Productos varios y útiles diversos	2.033.664	0	0	0	0	0	2.033.664
402	10	01	00	Artículos de deporte, recreación y juguetes	120.000	0	0	0	0	0	120.000
402	10	02	00	Materiales y útiles de limpieza y aseo	377.096	0	0	0	0	0	377.096
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	229.049	0	0	0	0	0	229.049
402	10	08	00	Materiales para equipos de computación	774.428	0	0	0	0	0	774.428
402	10	11	00	Materiales eléctricos	50.638	0	0	0	0	0	50.638
402	10	99	00	Otros productos y útiles diversos	482.453	0	0	0	0	0	482.453
402	99	00	00	Otros materiales y suministros	354.588	0	0	0	0	0	354.588
402	99	01	00	Otros materiales y suministros	354.588	0	0	0	0	0	354.588
403	**00**	**00**	**00**	**Servicios no personales**	**9.215.512**	**0**	**0**	**0**	**0**	**0**	**9.215.512**
403	01	00	00	Alquileres de inmuebles	1.310.660	0	0	0	0	0	1.310.660
403	01	01	00	Alquileres de edificios y locales	1.268.660	0	0	0	0	0	1.268.660
403	01	02	00	Alquileres de instalaciones culturales y recreativas	42.000	0	0	0	0	0	42.000
403	02	00	00	Alquileres de maquinaria y equipos	249.600	0	0	0	0	0	249.600
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	249.600	0	0	0	0	0	249.600
403	04	00	00	Servicios básicos	48.000	0	0	0	0	0	48.000
403	04	01	00	Electricidad	21.000	0	0	0	0	0	21.000
403	04	04	00	Teléfonos	6.000	0	0	0	0	0	6.000
403	04	07	00	Servicio de condominio	21.000	0	0	0	0	0	21.000
403	06	00	00	Servicios de transporte y almacenaje	28.320	0	0	0	0	0	28.320

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115563 580020000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER E IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EN EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	01	00	Fletes y embalajes	24.000	0	0	0	0	0	24.000
403	06	03	00	Estacionamiento	4.320	0	0	0	0	0	4.320
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.929.100	0	0	0	0	0	1.929.100
403	07	01	00	Publicidad y propaganda	655.004	0	0	0	0	0	655.004
403	07	02	00	Imprenta y reproducción	982.664	0	0	0	0	0	982.664
403	07	03	00	Relaciones sociales	274.632	0	0	0	0	0	274.632
403	07	04	00	Avisos	16.800	0	0	0	0	0	16.800
403	09	00	00	Viáticos y pasajes	857.004	0	0	0	0	0	857.004
403	09	01	00	Viáticos y pasajes dentro del país	857.004	0	0	0	0	0	857.004
403	10	00	00	Servicios profesionales y técnicos	1.201.200	0	0	0	0	0	1.201.200
403	10	11	00	Servicios para la elaboración y suministro de comida	1.200.000	0	0	0	0	0	1.200.000
403	10	99	00	Otros servicios profesionales y técnicos	1.200	0	0	0	0	0	1.200
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	24.000	0	0	0	0	0	24.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	24.000	0	0	0	0	0	24.000
403	12	00	00	Conservación y reparaciones menores de obras	360.000	0	0	0	0	0	360.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	360.000	0	0	0	0	0	360.000
403	18	00	00	Impuestos indirectos	2.127.628	0	0	0	0	0	2.127.628
403	18	01	00	Impuesto al valor agregado	2.127.628	0	0	0	0	0	2.127.628
403	99	00	00	Otros servicios no personales	1.080.000	0	0	0	0	0	1.080.000
403	99	01	00	Otros servicios no personales	1.080.000	0	0	0	0	0	1.080.000
404	**00**	**00**	**00**	**Activos reales**	**4.069.668**	**0**	**0**	**0**	**0**	**0**	**4.069.668**
404	01	00	00	Repuestos y reparaciones mayores	195.000	0	0	0	0	0	195.000
404	01	01	00	Repuestos mayores	195.000	0	0	0	0	0	195.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	195.000	0	0	0	0	0	195.000
404	04	00	00	Equipos de transporte, tracción y elevación	546.000	0	0	0	0	0	546.000
404	04	01	00	Vehículos automotores terrestres	546.000	0	0	0	0	0	546.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115563 580020000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER E IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EN EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	214.775	0	0	0	0	0	214.775
404	07	02	00	Equipos de enseñanza, deporte y recreación	214.775	0	0	0	0	0	214.775
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.528.971	0	0	0	0	0	2.528.971
404	09	01	00	Mobiliario y equipos de oficina	640.708	0	0	0	0	0	640.708
404	09	02	00	Equipos de computación	1.499.940	0	0	0	0	0	1.499.940
404	09	03	00	Mobiliario y equipos de alojamiento	388.323	0	0	0	0	0	388.323
404	99	00	00	Otros activos reales	584.922	0	0	0	0	0	584.922
404	99	01	00	Otros activos reales	584.922	0	0	0	0	0	584.922
				Totales	**55.863.721**	**0**	**0**	**0**	**0**	**0**	**55.863.721**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115563 580020000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER E IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EN EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115563 580020000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER E IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EN EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 580020001 DISEÑAR Y DICTAR POLÍTICAS EN CUANTO AL FOMENTO DE LA PARTICIPACIÓN DE LAS MUJERES Y DE LA FORMACIÓN CON PERSPECTIVA DE GÉNERO.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN PROTAGÓNICA Y FORMACIÓN SOCIALISTA-FEMINISTA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**36.005.856**	**0**	**0**	**0**	**0**	0	**36.005.856**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.243.555	0	0	0	0	0	8.243.555
401	01	18	00	Remuneraciones al personal contratado	8.119.149	0	0	0	0	0	8.119.149
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	124.406	0	0	0	0	0	124.406
401	03	00	00	Primas	5.886.759	0	0	0	0	0	5.886.759
401	03	40	00	Primas de profesionalización al personal contratado	531.048	0	0	0	0	0	531.048
401	03	41	00	Primas por antigüedad al personal contratado	1.080.095	0	0	0	0	0	1.080.095
401	03	47	00	Primas al personal de alto nivel y de dirección	320.837	0	0	0	0	0	320.837
401	03	96	00	Otras primas al personal contratado	3.954.779	0	0	0	0	0	3.954.779
401	04	00	00	Complementos de sueldos y salarios	6.840.585	0	0	0	0	0	6.840.585
401	04	06	00	Complemento a empleados por comisión de servicios	720.000	0	0	0	0	0	720.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.294.836	0	0	0	0	0	4.294.836
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	62.244	0	0	0	0	0	62.244
401	04	98	00	Otros complementos al personal contratado	1.763.505	0	0	0	0	0	1.763.505
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	6.022.486	0	0	0	0	0	6.022.486
401	05	07	00	Aguinaldos al personal contratado	4.325.078	0	0	0	0	0	4.325.078
401	05	08	00	Bono vacacional al personal contratado	1.529.532	0	0	0	0	0	1.529.532
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	118.404	0	0	0	0	0	118.404
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	49.472	0	0	0	0	0	49.472
401	06	00	00	Aportes patronales y legales	2.514.260	0	0	0	0	0	2.514.260
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.275	0	0	0	0	0	10.275

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115563 580020000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER E IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EN EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 580020001 DISEÑAR Y DICTAR POLÍTICAS EN CUANTO AL FOMENTO DE LA PARTICIPACIÓN DE LAS MUJERES Y DE LA FORMACIÓN CON PERSPECTIVA DE GÉNERO.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN PROTAGÓNICA Y FORMACIÓN SOCIALISTA-FEMINISTA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.429.524	0	0	0	0	0	1.429.524
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	275.316	0	0	0	0	0	275.316
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	46.237	0	0	0	0	0	46.237
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	13.357	0	0	0	0	0	13.357
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	8.905	0	0	0	0	0	8.905
401	06	95	00	Otros aportes legales por personal contratado	730.646	0	0	0	0	0	730.646
401	07	00	00	Asistencia socio-económica	2.533.549	0	0	0	0	0	2.533.549
401	07	02	00	Becas a empleados	84.000	0	0	0	0	0	84.000
401	07	03	00	Ayudas por matrimonio a empleados	125.000	0	0	0	0	0	125.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	50.000	0	0	0	0	0	50.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	362.000	0	0	0	0	0	362.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	8.459	0	0	0	0	0	8.459
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	271.500	0	0	0	0	0	271.500
401	07	33	00	Asistencia socio-económica al personal contratado	1.588.066	0	0	0	0	0	1.588.066
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	44.524	0	0	0	0	0	44.524
401	08	00	00	Prestaciones sociales e indemnizaciones	3.964.662	0	0	0	0	0	3.964.662
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.859.069	0	0	0	0	0	3.859.069
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	105.593	0	0	0	0	0	105.593
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.940.981**	**0**	**0**	**0**	**0**	**0**	**2.940.981**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115563 580020000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER E IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EN EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 580020001 DISEÑAR Y DICTAR POLÍTICAS EN CUANTO AL FOMENTO DE LA PARTICIPACIÓN DE LAS MUJERES Y DE LA FORMACIÓN CON PERSPECTIVA DE GÉNERO.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN PROTAGÓNICA Y FORMACIÓN SOCIALISTA-FEMINISTA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	35.846	0	0	0	0	0	35.846
402	01	01	00	Alimentos y bebidas para personas	35.846	0	0	0	0	0	35.846
402	03	00	00	Textiles y vestuarios	512.460	0	0	0	0	0	512.460
402	03	02	00	Prendas de vestir	512.460	0	0	0	0	0	512.460
402	04	00	00	Productos de cuero y caucho	98.670	0	0	0	0	0	98.670
402	04	03	00	Cauchos y tripas para vehículos	98.670	0	0	0	0	0	98.670
402	05	00	00	Productos de papel, cartón e impresos	142.689	0	0	0	0	0	142.689
402	05	01	00	Pulpa de madera, papel y cartón	13.216	0	0	0	0	0	13.216
402	05	02	00	Envases y cajas de papel y cartón	15.171	0	0	0	0	0	15.171
402	05	03	00	Productos de papel y cartón para oficina	114.302	0	0	0	0	0	114.302
402	06	00	00	Productos químicos y derivados	720.487	0	0	0	0	0	720.487
402	06	03	00	Tintas, pinturas y colorantes	632.736	0	0	0	0	0	632.736
402	06	06	00	Combustibles y lubricantes	44.791	0	0	0	0	0	44.791
402	06	08	00	Productos plásticos	42.960	0	0	0	0	0	42.960
402	08	00	00	Productos metálicos	54.912	0	0	0	0	0	54.912
402	08	10	00	Repuestos y accesorios para otros equipos	54.912	0	0	0	0	0	54.912
402	10	00	00	Productos varios y útiles diversos	1.375.917	0	0	0	0	0	1.375.917
402	10	02	00	Materiales y útiles de limpieza y aseo	321.802	0	0	0	0	0	321.802
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	229.049	0	0	0	0	0	229.049
402	10	08	00	Materiales para equipos de computación	774.428	0	0	0	0	0	774.428
402	10	11	00	Materiales eléctricos	50.638	0	0	0	0	0	50.638

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115563 580020000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER E IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EN EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 580020001 DISEÑAR Y DICTAR POLÍTICAS EN CUANTO AL FOMENTO DE LA PARTICIPACIÓN DE LAS MUJERES Y DE LA FORMACIÓN CON PERSPECTIVA DE GÉNERO.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN PROTAGÓNICA Y FORMACIÓN SOCIALISTA-FEMINISTA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.992.218**	**0**	**0**	**0**	**0**	0	**3.992.218**
403	04	00	00	Servicios básicos	48.000	0	0	0	0	0	48.000
403	04	01	00	Electricidad	21.000	0	0	0	0	0	21.000
403	04	04	00	Teléfonos	6.000	0	0	0	0	0	6.000
403	04	07	00	Servicio de condominio	21.000	0	0	0	0	0	21.000
403	06	00	00	Servicios de transporte y almacenaje	28.320	0	0	0	0	0	28.320
403	06	01	00	Fletes y embalajes	24.000	0	0	0	0	0	24.000
403	06	03	00	Estacionamiento	4.320	0	0	0	0	0	4.320
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.212.200	0	0	0	0	0	1.212.200
403	07	01	00	Publicidad y propaganda	500.000	0	0	0	0	0	500.000
403	07	02	00	Imprenta y reproducción	705.000	0	0	0	0	0	705.000
403	07	03	00	Relaciones sociales	4.800	0	0	0	0	0	4.800
403	07	04	00	Avisos	2.400	0	0	0	0	0	2.400
403	09	00	00	Viáticos y pasajes	852.000	0	0	0	0	0	852.000
403	09	01	00	Viáticos y pasajes dentro del país	852.000	0	0	0	0	0	852.000
403	10	00	00	Servicios profesionales y técnicos	241.200	0	0	0	0	0	241.200
403	10	11	00	Servicios para la elaboración y suministro de comida	240.000	0	0	0	0	0	240.000
403	10	99	00	Otros servicios profesionales y técnicos	1.200	0	0	0	0	0	1.200
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	24.000	0	0	0	0	0	24.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	24.000	0	0	0	0	0	24.000
403	12	00	00	Conservación y reparaciones menores de obras	360.000	0	0	0	0	0	360.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115563 580020000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER E IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EN EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 580020001 DISEÑAR Y DICTAR POLÍTICAS EN CUANTO AL FOMENTO DE LA PARTICIPACIÓN DE LAS MUJERES Y DE LA FORMACIÓN CON PERSPECTIVA DE GÉNERO.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN PROTAGÓNICA Y FORMACIÓN SOCIALISTA-FEMINISTA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	360.000	0	0	0	0	0	360.000
403	18	00	00	Impuestos indirectos	926.498	0	0	0	0	0	926.498
403	18	01	00	Impuesto al valor agregado	926.498	0	0	0	0	0	926.498
403	99	00	00	Otros servicios no personales	300.000	0	0	0	0	0	300.000
403	99	01	00	Otros servicios no personales	300.000	0	0	0	0	0	300.000
404	**00**	**00**	**00**	**Activos reales**	**1.714.118**	**0**	**0**	**0**	**0**	0	**1.714.118**
404	01	00	00	Repuestos y reparaciones mayores	195.000	0	0	0	0	0	195.000
404	01	01	00	Repuestos mayores	195.000	0	0	0	0	0	195.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	195.000	0	0	0	0	0	195.000
404	04	00	00	Equipos de transporte, tracción y elevación	546.000	0	0	0	0	0	546.000
404	04	01	00	Vehículos automotores terrestres	546.000	0	0	0	0	0	546.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	204.527	0	0	0	0	0	204.527
404	07	02	00	Equipos de enseñanza, deporte y recreación	204.527	0	0	0	0	0	204.527
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	718.255	0	0	0	0	0	718.255
404	09	01	00	Mobiliario y equipos de oficina	133.770	0	0	0	0	0	133.770
404	09	02	00	Equipos de computación	497.640	0	0	0	0	0	497.640
404	09	03	00	Mobiliario y equipos de alojamiento	86.845	0	0	0	0	0	86.845
404	99	00	00	Otros activos reales	50.336	0	0	0	0	0	50.336
404	99	01	00	Otros activos reales	50.336	0	0	0	0	0	50.336
				Totales	**44.653.173**	**0**	**0**	**0**	**0**	0	**44.653.173**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115563 580020000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER E IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EN EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 580020002 ESTABLECER ENLACES CON ORGANISMOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ESTADAL, MUNICIPAL Y LOCAL PARA FOMENTAR LA TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS INSTITUCIONES PÚBLICAS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN PROTAGÓNICA Y FORMACIÓN SOCIALISTA-FEMINISTA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.946.226**	**0**	**0**	**0**	**0**	0	**2.946.226**
402	01	00	00	Productos alimenticios y agropecuarios	217.113	0	0	0	0	0	217.113
402	01	01	00	Alimentos y bebidas para personas	217.113	0	0	0	0	0	217.113
402	03	00	00	Textiles y vestuarios	840.840	0	0	0	0	0	840.840
402	03	02	00	Prendas de vestir	840.840	0	0	0	0	0	840.840
402	05	00	00	Productos de papel, cartón e impresos	648.718	0	0	0	0	0	648.718
402	05	01	00	Pulpa de madera, papel y cartón	45.028	0	0	0	0	0	45.028
402	05	02	00	Envases y cajas de papel y cartón	189.883	0	0	0	0	0	189.883
402	05	03	00	Productos de papel y cartón para oficina	166.241	0	0	0	0	0	166.241
402	05	04	00	Libros, revistas y periódicos	96.000	0	0	0	0	0	96.000
402	05	05	00	Material de enseñanza	144.000	0	0	0	0	0	144.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.566	0	0	0	0	0	7.566
402	06	00	00	Productos químicos y derivados	227.220	0	0	0	0	0	227.220
402	06	03	00	Tintas, pinturas y colorantes	38.938	0	0	0	0	0	38.938
402	06	06	00	Combustibles y lubricantes	16.219	0	0	0	0	0	16.219
402	06	08	00	Productos plásticos	172.063	0	0	0	0	0	172.063
402	10	00	00	Productos varios y útiles diversos	657.747	0	0	0	0	0	657.747
402	10	01	00	Artículos de deporte, recreación y juguetes	120.000	0	0	0	0	0	120.000
402	10	02	00	Materiales y útiles de limpieza y aseo	55.294	0	0	0	0	0	55.294
402	10	99	00	Otros productos y útiles diversos	482.453	0	0	0	0	0	482.453
402	99	00	00	Otros materiales y suministros	354.588	0	0	0	0	0	354.588

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115563 580020000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER E IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EN EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 580020002 ESTABLECER ENLACES CON ORGANISMOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ESTADAL, MUNICIPAL Y LOCAL PARA FOMENTAR LA TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS INSTITUCIONES PÚBLICAS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN PROTAGÓNICA Y FORMACIÓN SOCIALISTA-FEMINISTA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	01	00	Otros materiales y suministros	354.588	0	0	0	0	0	354.588
403	**00**	**00**	**00**	**Servicios no personales**	**1.972.666**	**0**	**0**	**0**	**0**	0	**1.972.666**
403	01	00	00	Alquileres de inmuebles	110.660	0	0	0	0	0	110.660
403	01	01	00	Alquileres de edificios y locales	68.660	0	0	0	0	0	68.660
403	01	02	00	Alquileres de instalaciones culturales y recreativas	42.000	0	0	0	0	0	42.000
403	02	00	00	Alquileres de maquinaria y equipos	249.600	0	0	0	0	0	249.600
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	249.600	0	0	0	0	0	249.600
403	07	00	00	Servicios de información, impresión y relaciones públicas	527.720	0	0	0	0	0	527.720
403	07	01	00	Publicidad y propaganda	150.000	0	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	97.496	0	0	0	0	0	97.496
403	07	03	00	Relaciones sociales	265.824	0	0	0	0	0	265.824
403	07	04	00	Avisos	14.400	0	0	0	0	0	14.400
403	10	00	00	Servicios profesionales y técnicos	240.000	0	0	0	0	0	240.000
403	10	11	00	Servicios para la elaboración y suministro de comida	240.000	0	0	0	0	0	240.000
403	18	00	00	Impuestos indirectos	664.686	0	0	0	0	0	664.686
403	18	01	00	Impuesto al valor agregado	664.686	0	0	0	0	0	664.686
403	99	00	00	Otros servicios no personales	180.000	0	0	0	0	0	180.000
403	99	01	00	Otros servicios no personales	180.000	0	0	0	0	0	180.000
404	**00**	**00**	**00**	**Activos reales**	**1.284.845**	**0**	**0**	**0**	**0**	0	**1.284.845**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	750.259	0	0	0	0	0	750.259
404	09	01	00	Mobiliario y equipos de oficina	489.840	0	0	0	0	0	489.840

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115563 580020000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER E IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EN EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 580020002 ESTABLECER ENLACES CON ORGANISMOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, ESTADAL, MUNICIPAL Y LOCAL PARA FOMENTAR LA TRANSVERSALIZACIÓN DE LA PERSPECTIVA DE GÉNERO EN LAS INSTITUCIONES PÚBLICAS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN PROTAGÓNICA Y FORMACIÓN SOCIALISTA-FEMINISTA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	260.419	0	0	0	0	0	260.419
404	99	00	00	Otros activos reales	534.586	0	0	0	0	0	534.586
404	99	01	00	Otros activos reales	534.586	0	0	0	0	0	534.586
				Totales	**6.203.737**	**0**	**0**	**0**	**0**	0	**6.203.737**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115563 580020000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER E IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EN EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 580020003 PARTICIPACIÓN DEL MINMUJER EN ACTIVIDADES DE CARÁCTER INTERNACIONAL PROGRAMADAS, CON EL FIN DE DIFUNDIR LOS AVANCES OBTENIDOS EN MATERIA DE IGUALDAD DE GÉNERO E INTERCAMBIAR EXPERIENCIAS CON LOS DEMÁS PAÍSES U ORGANIZACIONES PARTICIPANTES EN TALES EVENTOS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN PROTAGÓNICA Y FORMACIÓN SOCIALISTA-FEMINISTA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.131.379**	**0**	**0**	**0**	**0**	0	**1.131.379**
403	07	00	00	Servicios de información, impresión y relaciones públicas	170.160	0	0	0	0	0	170.160
403	07	02	00	Imprenta y reproducción	170.160	0	0	0	0	0	170.160
403	10	00	00	Servicios profesionales y técnicos	720.000	0	0	0	0	0	720.000
403	10	11	00	Servicios para la elaboración y suministro de comida	720.000	0	0	0	0	0	720.000
403	18	00	00	Impuestos indirectos	121.219	0	0	0	0	0	121.219
403	18	01	00	Impuesto al valor agregado	121.219	0	0	0	0	0	121.219
403	99	00	00	Otros servicios no personales	120.000	0	0	0	0	0	120.000
403	99	01	00	Otros servicios no personales	120.000	0	0	0	0	0	120.000
				Totales	**1.131.379**	**0**	**0**	**0**	**0**	0	**1.131.379**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115563 580020000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER E IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EN EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 580020004 IMPARTIR LINEAMIENTOS A LAS DIRECCIONES DE LOS ESTADOS PARA LA IMPLEMENTACIÓN DE ACTIVIDADES ORIENTADAS A VIABILIZAR LAS ACCIONES DEL PROYECTO.

UNIDAD DE MEDIDA: INFORME **META:** 16

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN PROTAGÓNICA Y FORMACIÓN SOCIALISTA-FEMINISTA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**685.478**	**0**	**0**	**0**	**0**	0	**685.478**
402	01	00	00	Productos alimenticios y agropecuarios	54.707	0	0	0	0	0	54.707
402	01	01	00	Alimentos y bebidas para personas	54.707	0	0	0	0	0	54.707
402	03	00	00	Textiles y vestuarios	591.240	0	0	0	0	0	591.240
402	03	02	00	Prendas de vestir	591.240	0	0	0	0	0	591.240
402	05	00	00	Productos de papel, cartón e impresos	14.440	0	0	0	0	0	14.440
402	05	01	00	Pulpa de madera, papel y cartón	9.585	0	0	0	0	0	9.585
402	05	02	00	Envases y cajas de papel y cartón	4.855	0	0	0	0	0	4.855
402	06	00	00	Productos químicos y derivados	25.091	0	0	0	0	0	25.091
402	06	08	00	Productos plásticos	25.091	0	0	0	0	0	25.091
403	**00**	**00**	**00**	**Servicios no personales**	**2.119.249**	**0**	**0**	**0**	**0**	0	**2.119.249**
403	01	00	00	Alquileres de inmuebles	1.200.000	0	0	0	0	0	1.200.000
403	01	01	00	Alquileres de edificios y locales	1.200.000	0	0	0	0	0	1.200.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	19.020	0	0	0	0	0	19.020
403	07	01	00	Publicidad y propaganda	5.004	0	0	0	0	0	5.004
403	07	02	00	Imprenta y reproducción	10.008	0	0	0	0	0	10.008
403	07	03	00	Relaciones sociales	4.008	0	0	0	0	0	4.008
403	09	00	00	Viáticos y pasajes	5.004	0	0	0	0	0	5.004
403	09	01	00	Viáticos y pasajes dentro del país	5.004	0	0	0	0	0	5.004
403	18	00	00	Impuestos indirectos	415.225	0	0	0	0	0	415.225
403	18	01	00	Impuesto al valor agregado	415.225	0	0	0	0	0	415.225

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115563 580020000 DISEÑO DE POLÍTICAS PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA, QUE CONSOLIDEN LA IGUALDAD Y ELIMINEN LOS ESTEREOTIPOS DE GÉNERO.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER E IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EN EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: POLÍTICA **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO PARA LA PARTICIPACIÓN PROTAGÓNICA Y LA FORMACIÓN SOCIALISTA FEMINISTA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 580020004 IMPARTIR LINEAMIENTOS A LAS DIRECCIONES DE LOS ESTADOS PARA LA IMPLEMENTACIÓN DE ACTIVIDADES ORIENTADAS A VIABILIZAR LAS ACCIONES DEL PROYECTO.

UNIDAD DE MEDIDA: INFORME **META:** 16

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PARTICIPACIÓN PROTAGÓNICA Y FORMACIÓN SOCIALISTA-FEMINISTA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	480.000	0	0	0	0	0	480.000
403	99	01	00	Otros servicios no personales	480.000	0	0	0	0	0	480.000
404	**00**	**00**	**00**	**Activos reales**	**1.070.705**	**0**	**0**	**0**	**0**	0	**1.070.705**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.248	0	0	0	0	0	10.248
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.248	0	0	0	0	0	10.248
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.060.457	0	0	0	0	0	1.060.457
404	09	01	00	Mobiliario y equipos de oficina	17.098	0	0	0	0	0	17.098
404	09	02	00	Equipos de computación	1.002.300	0	0	0	0	0	1.002.300
404	09	03	00	Mobiliario y equipos de alojamiento	41.059	0	0	0	0	0	41.059
				Totales	**3.875.432**	**0**	**0**	**0**	**0**	0	**3.875.432**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115505 580021000 ESCUELA DE FORMACIÓN SOCIALISTA Y FEMINISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 21.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**20.108.080**	**0**	**0**	**0**	**0**	**0**	**20.108.080**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.172.399	0	0	0	0	0	5.172.399
401	01	18	00	Remuneraciones al personal contratado	5.172.399	0	0	0	0	0	5.172.399
401	03	00	00	Primas	2.718.562	0	0	0	0	0	2.718.562
401	03	40	00	Primas de profesionalización al personal contratado	298.329	0	0	0	0	0	298.329
401	03	41	00	Primas por antigüedad al personal contratado	561.975	0	0	0	0	0	561.975
401	03	96	00	Otras primas al personal contratado	1.858.258	0	0	0	0	0	1.858.258
401	04	00	00	Complementos de sueldos y salarios	3.967.636	0	0	0	0	0	3.967.636
401	04	06	00	Complemento a empleados por comisión de servicios	124.032	0	0	0	0	0	124.032
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.676.492	0	0	0	0	0	2.676.492
401	04	98	00	Otros complementos al personal contratado	1.167.112	0	0	0	0	0	1.167.112
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.438.183	0	0	0	0	0	3.438.183
401	05	07	00	Aguinaldos al personal contratado	2.559.436	0	0	0	0	0	2.559.436
401	05	08	00	Bono vacacional al personal contratado	878.747	0	0	0	0	0	878.747
401	06	00	00	Aportes patronales y legales	1.399.237	0	0	0	0	0	1.399.237
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	821.291	0	0	0	0	0	821.291
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	158.175	0	0	0	0	0	158.175
401	06	95	00	Otros aportes legales por personal contratado	419.771	0	0	0	0	0	419.771
401	07	00	00	Asistencia socio-económica	1.421.873	0	0	0	0	0	1.421.873
401	07	02	00	Becas a empleados	248.000	0	0	0	0	0	248.000
401	07	03	00	Ayudas por matrimonio a empleados	75.000	0	0	0	0	0	75.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	50.000	0	0	0	0	0	50.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	258.000	0	0	0	0	0	258.000
401	07	33	00	Asistencia socio-económica al personal contratado	790.873	0	0	0	0	0	790.873
401	08	00	00	Prestaciones sociales e indemnizaciones	1.990.190	0	0	0	0	0	1.990.190
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.990.190	0	0	0	0	0	1.990.190
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.454.563**	**0**	**0**	**0**	**0**	**0**	**3.454.563**
402	01	00	00	Productos alimenticios y agropecuarios	87.774	0	0	0	0	0	87.774

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115505 580021000 ESCUELA DE FORMACIÓN SOCIALISTA Y FEMINISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 21.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	01	00	Alimentos y bebidas para personas	87.774	0	0	0	0	0	87.774
402	03	00	00	Textiles y vestuarios	170.820	0	0	0	0	0	170.820
402	03	02	00	Prendas de vestir	170.820	0	0	0	0	0	170.820
402	04	00	00	Productos de cuero y caucho	77.220	0	0	0	0	0	77.220
402	04	03	00	Cauchos y tripas para vehículos	77.220	0	0	0	0	0	77.220
402	05	00	00	Productos de papel, cartón e impresos	1.316.786	0	0	0	0	0	1.316.786
402	05	01	00	Pulpa de madera, papel y cartón	26.433	0	0	0	0	0	26.433
402	05	02	00	Envases y cajas de papel y cartón	145.642	0	0	0	0	0	145.642
402	05	03	00	Productos de papel y cartón para oficina	991.581	0	0	0	0	0	991.581
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	153.130	0	0	0	0	0	153.130
402	06	00	00	Productos químicos y derivados	252.802	0	0	0	0	0	252.802
402	06	03	00	Tintas, pinturas y colorantes	161.382	0	0	0	0	0	161.382
402	06	04	00	Productos farmacéuticos y medicamentos	4.308	0	0	0	0	0	4.308
402	06	06	00	Combustibles y lubricantes	21.342	0	0	0	0	0	21.342
402	06	08	00	Productos plásticos	65.770	0	0	0	0	0	65.770
402	08	00	00	Productos metálicos	43.898	0	0	0	0	0	43.898
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	12.698	0	0	0	0	0	12.698
402	08	09	00	Repuestos y accesorios para equipos de transporte	31.200	0	0	0	0	0	31.200
402	10	00	00	Productos varios y útiles diversos	1.505.263	0	0	0	0	0	1.505.263
402	10	02	00	Materiales y útiles de limpieza y aseo	84.402	0	0	0	0	0	84.402
402	10	03	00	Utensilios de cocina y comedor	4.680	0	0	0	0	0	4.680
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	470.026	0	0	0	0	0	470.026
402	10	08	00	Materiales para equipos de computación	858.200	0	0	0	0	0	858.200
402	10	11	00	Materiales eléctricos	80.870	0	0	0	0	0	80.870
402	10	99	00	Otros productos y útiles diversos	7.085	0	0	0	0	0	7.085
403	**00**	**00**	**00**	**Servicios no personales**	**7.210.197**	**0**	**0**	**0**	**0**	**0**	**7.210.197**
403	01	00	00	Alquileres de inmuebles	2.252.000	0	0	0	0	0	2.252.000
403	01	01	00	Alquileres de edificios y locales	2.142.000	0	0	0	0	0	2.142.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115505 580021000 ESCUELA DE FORMACIÓN SOCIALISTA Y FEMINISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 21.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	02	00	Alquileres de instalaciones culturales y recreativas	110.000	0	0	0	0	0	110.000
403	02	00	00	Alquileres de maquinaria y equipos	330.000	0	0	0	0	0	330.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	330.000	0	0	0	0	0	330.000
403	04	00	00	Servicios básicos	14.667	0	0	0	0	0	14.667
403	04	01	00	Electricidad	11.067	0	0	0	0	0	11.067
403	04	04	00	Teléfonos	3.600	0	0	0	0	0	3.600
403	06	00	00	Servicios de transporte y almacenaje	10.000	0	0	0	0	0	10.000
403	06	03	00	Estacionamiento	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	356.496	0	0	0	0	0	356.496
403	07	01	00	Publicidad y propaganda	72.000	0	0	0	0	0	72.000
403	07	02	00	Imprenta y reproducción	126.000	0	0	0	0	0	126.000
403	07	03	00	Relaciones sociales	158.496	0	0	0	0	0	158.496
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	30.000	0	0	0	0	0	30.000
403	08	01	00	Primas y gastos de seguros	20.000	0	0	0	0	0	20.000
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	528.000	0	0	0	0	0	528.000
403	09	01	00	Viáticos y pasajes dentro del país	528.000	0	0	0	0	0	528.000
403	10	00	00	Servicios profesionales y técnicos	1.604.000	0	0	0	0	0	1.604.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.314.000	0	0	0	0	0	1.314.000
403	10	99	00	Otros servicios profesionales y técnicos	290.000	0	0	0	0	0	290.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	132.000	0	0	0	0	0	132.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	132.000	0	0	0	0	0	132.000
403	12	00	00	Conservación y reparaciones menores de obras	264.000	0	0	0	0	0	264.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	264.000	0	0	0	0	0	264.000
403	18	00	00	Impuestos indirectos	1.449.034	0	0	0	0	0	1.449.034
403	18	01	00	Impuesto al valor agregado	1.449.034	0	0	0	0	0	1.449.034
403	99	00	00	Otros servicios no personales	240.000	0	0	0	0	0	240.000
403	99	01	00	Otros servicios no personales	240.000	0	0	0	0	0	240.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115505 580021000 ESCUELA DE FORMACIÓN SOCIALISTA Y FEMINISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: PERSONA CAPACITADA

META: 21.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**2.859.336**	**0**	**0**	**0**	**0**	**0**	**2.859.336**
404	01	00	00	Repuestos y reparaciones mayores	60.580	0	0	0	0	0	60.580
404	01	01	00	Repuestos mayores	60.580	0	0	0	0	0	60.580
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	60.580	0	0	0	0	0	60.580
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	359.031	0	0	0	0	0	359.031
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	359.031	0	0	0	0	0	359.031
404	04	00	00	Equipos de transporte, tracción y elevación	364.000	0	0	0	0	0	364.000
404	04	01	00	Vehículos automotores terrestres	364.000	0	0	0	0	0	364.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.240	0	0	0	0	0	6.240
404	05	01	00	Equipos de telecomunicaciones	6.240	0	0	0	0	0	6.240
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	7.191	0	0	0	0	0	7.191
404	07	02	00	Equipos de enseñanza, deporte y recreación	7.191	0	0	0	0	0	7.191
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.062.294	0	0	0	0	0	2.062.294
404	09	01	00	Mobiliario y equipos de oficina	1.343.160	0	0	0	0	0	1.343.160
404	09	02	00	Equipos de computación	616.330	0	0	0	0	0	616.330
404	09	03	00	Mobiliario y equipos de alojamiento	102.804	0	0	0	0	0	102.804
				Totales	**33.632.176**	**0**	**0**	**0**	**0**	**0**	**33.632.176**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115505 580021000 ESCUELA DE FORMACIÓN SOCIALISTA Y FEMINISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: PERSONA CAPACITADA

META: 21.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115505 580021000 ESCUELA DE FORMACIÓN SOCIALISTA Y FEMINISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 21.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 580021001 ELABORACIÓN DE INVESTIGACIONES COMUNITARIAS QUE VINCULEN LA REFLEXIÓN TEÓRICA CON LAS NECESIDADES DE LA POBLACIÓN, EN EL DISEÑO DE ACTIVIDADES FORMATIVAS CON PERSPECTIVA DE GÉNERO.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 4

RESPONSABLE/EJECUTOR: ESCUELA DE FORMACIÓN SOCIALISTA Y FEMINISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.857.015**	**0**	**0**	**0**	**0**	0	**1.857.015**
402	01	00	00	Productos alimenticios y agropecuarios	34.265	0	0	0	0	0	34.265
402	01	01	00	Alimentos y bebidas para personas	34.265	0	0	0	0	0	34.265
402	03	00	00	Textiles y vestuarios	113.880	0	0	0	0	0	113.880
402	03	02	00	Prendas de vestir	113.880	0	0	0	0	0	113.880
402	04	00	00	Productos de cuero y caucho	42.900	0	0	0	0	0	42.900
402	04	03	00	Cauchos y tripas para vehículos	42.900	0	0	0	0	0	42.900
402	05	00	00	Productos de papel, cartón e impresos	575.479	0	0	0	0	0	575.479
402	05	01	00	Pulpa de madera, papel y cartón	22.801	0	0	0	0	0	22.801
402	05	02	00	Envases y cajas de papel y cartón	72.821	0	0	0	0	0	72.821
402	05	03	00	Productos de papel y cartón para oficina	408.721	0	0	0	0	0	408.721
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	71.136	0	0	0	0	0	71.136
402	06	00	00	Productos químicos y derivados	75.305	0	0	0	0	0	75.305
402	06	03	00	Tintas, pinturas y colorantes	32.214	0	0	0	0	0	32.214
402	06	04	00	Productos farmacéuticos y medicamentos	938	0	0	0	0	0	938
402	06	06	00	Combustibles y lubricantes	18.316	0	0	0	0	0	18.316
402	06	08	00	Productos plásticos	23.837	0	0	0	0	0	23.837
402	08	00	00	Productos metálicos	32.552	0	0	0	0	0	32.552
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.352	0	0	0	0	0	1.352
402	08	09	00	Repuestos y accesorios para equipos de transporte	31.200	0	0	0	0	0	31.200
402	10	00	00	Productos varios y útiles diversos	982.634	0	0	0	0	0	982.634
402	10	02	00	Materiales y útiles de limpieza y aseo	72.577	0	0	0	0	0	72.577
402	10	03	00	Utensilios de cocina y comedor	4.680	0	0	0	0	0	4.680

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115505 580021000 ESCUELA DE FORMACIÓN SOCIALISTA Y FEMINISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 21.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 580021001 ELABORACIÓN DE INVESTIGACIONES COMUNITARIAS QUE VINCULEN LA REFLEXIÓN TEÓRICA CON LAS NECESIDADES DE LA POBLACIÓN, EN EL DISEÑO DE ACTIVIDADES FORMATIVAS CON PERSPECTIVA DE GÉNERO.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 4

RESPONSABLE/EJECUTOR: ESCUELA DE FORMACIÓN SOCIALISTA Y FEMINISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	299.552	0	0	0	0	0	299.552
402	10	08	00	Materiales para equipos de computación	517.870	0	0	0	0	0	517.870
402	10	11	00	Materiales eléctricos	80.870	0	0	0	0	0	80.870
402	10	99	00	Otros productos y útiles diversos	7.085	0	0	0	0	0	7.085
403	**00**	**00**	**00**	**Servicios no personales**	**4.419.398**	**0**	**0**	**0**	**0**	0	**4.419.398**
403	01	00	00	Alquileres de inmuebles	1.710.000	0	0	0	0	0	1.710.000
403	01	01	00	Alquileres de edificios y locales	1.710.000	0	0	0	0	0	1.710.000
403	02	00	00	Alquileres de maquinaria y equipos	330.000	0	0	0	0	0	330.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	330.000	0	0	0	0	0	330.000
403	04	00	00	Servicios básicos	8.667	0	0	0	0	0	8.667
403	04	01	00	Electricidad	8.667	0	0	0	0	0	8.667
403	06	00	00	Servicios de transporte y almacenaje	10.000	0	0	0	0	0	10.000
403	06	03	00	Estacionamiento	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	294.000	0	0	0	0	0	294.000
403	07	01	00	Publicidad y propaganda	72.000	0	0	0	0	0	72.000
403	07	02	00	Imprenta y reproducción	72.000	0	0	0	0	0	72.000
403	07	03	00	Relaciones sociales	150.000	0	0	0	0	0	150.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	30.000	0	0	0	0	0	30.000
403	08	01	00	Primas y gastos de seguros	20.000	0	0	0	0	0	20.000
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	528.000	0	0	0	0	0	528.000
403	09	01	00	Viáticos y pasajes dentro del país	528.000	0	0	0	0	0	528.000
403	10	00	00	Servicios profesionales y técnicos	374.000	0	0	0	0	0	374.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115505 580021000 ESCUELA DE FORMACIÓN SOCIALISTA Y FEMINISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 21.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 580021001 ELABORACIÓN DE INVESTIGACIONES COMUNITARIAS QUE VINCULEN LA REFLEXIÓN TEÓRICA CON LAS NECESIDADES DE LA POBLACIÓN, EN EL DISEÑO DE ACTIVIDADES FORMATIVAS CON PERSPECTIVA DE GÉNERO.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 4

RESPONSABLE/EJECUTOR: ESCUELA DE FORMACIÓN SOCIALISTA Y FEMINISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	264.000	0	0	0	0	0	264.000
403	10	99	00	Otros servicios profesionales y técnicos	110.000	0	0	0	0	0	110.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	12.000	0	0	0	0	0	12.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.000	0	0	0	0	0	12.000
403	12	00	00	Conservación y reparaciones menores de obras	264.000	0	0	0	0	0	264.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	264.000	0	0	0	0	0	264.000
403	18	00	00	Impuestos indirectos	858.731	0	0	0	0	0	858.731
403	18	01	00	Impuesto al valor agregado	858.731	0	0	0	0	0	858.731
404	**00**	**00**	**00**	**Activos reales**	**1.738.412**	**0**	**0**	**0**	**0**	0	**1.738.412**
404	01	00	00	Repuestos y reparaciones mayores	60.580	0	0	0	0	0	60.580
404	01	01	00	Repuestos mayores	60.580	0	0	0	0	0	60.580
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	60.580	0	0	0	0	0	60.580
404	04	00	00	Equipos de transporte, tracción y elevación	182.000	0	0	0	0	0	182.000
404	04	01	00	Vehículos automotores terrestres	182.000	0	0	0	0	0	182.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	754	0	0	0	0	0	754
404	07	02	00	Equipos de enseñanza, deporte y recreación	754	0	0	0	0	0	754
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.495.078	0	0	0	0	0	1.495.078
404	09	01	00	Mobiliario y equipos de oficina	835.224	0	0	0	0	0	835.224
404	09	02	00	Equipos de computación	557.050	0	0	0	0	0	557.050
404	09	03	00	Mobiliario y equipos de alojamiento	102.804	0	0	0	0	0	102.804
				Totales	**8.014.825**	**0**	**0**	**0**	**0**	0	**8.014.825**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115505 580021000 ESCUELA DE FORMACIÓN SOCIALISTA Y FEMINISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 21.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 580021002 DISEÑO E IMPLEMENTACIÓN DE ACTIVIDADES EDUCATIVAS CONTINUAS Y PERMANENTES, DIRIGIDAS A LA FORMACIÓN POLÍTICA Y CON PERSPECTIVA DE GÉNERO DE LA POBLACIÓN DETERMINADA A PARTIR DE LAS INVESTIGACIONES COMUNITARIAS.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 21.000

RESPONSABLE/EJECUTOR: ESCUELA DE FORMACIÓN SOCIALISTA Y FEMINISTA PARA LA IGUALDAD DE GÉNERO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**20.108.080**	**0**	**0**	**0**	**0**	0	**20.108.080**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.172.399	0	0	0	0	0	5.172.399
401	01	18	00	Remuneraciones al personal contratado	5.172.399	0	0	0	0	0	5.172.399
401	03	00	00	Primas	2.718.562	0	0	0	0	0	2.718.562
401	03	40	00	Primas de profesionalización al personal contratado	298.329	0	0	0	0	0	298.329
401	03	41	00	Primas por antigüedad al personal contratado	561.975	0	0	0	0	0	561.975
401	03	96	00	Otras primas al personal contratado	1.858.258	0	0	0	0	0	1.858.258
401	04	00	00	Complementos de sueldos y salarios	3.967.636	0	0	0	0	0	3.967.636
401	04	06	00	Complemento a empleados por comisión de servicios	124.032	0	0	0	0	0	124.032
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.676.492	0	0	0	0	0	2.676.492
401	04	98	00	Otros complementos al personal contratado	1.167.112	0	0	0	0	0	1.167.112
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.438.183	0	0	0	0	0	3.438.183
401	05	07	00	Aguinaldos al personal contratado	2.559.436	0	0	0	0	0	2.559.436
401	05	08	00	Bono vacacional al personal contratado	878.747	0	0	0	0	0	878.747
401	06	00	00	Aportes patronales y legales	1.399.237	0	0	0	0	0	1.399.237
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	821.291	0	0	0	0	0	821.291
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	158.175	0	0	0	0	0	158.175
401	06	95	00	Otros aportes legales por personal contratado	419.771	0	0	0	0	0	419.771
401	07	00	00	Asistencia socio-económica	1.421.873	0	0	0	0	0	1.421.873
401	07	02	00	Becas a empleados	248.000	0	0	0	0	0	248.000
401	07	03	00	Ayudas por matrimonio a empleados	75.000	0	0	0	0	0	75.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	50.000	0	0	0	0	0	50.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	258.000	0	0	0	0	0	258.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115505 580021000 ESCUELA DE FORMACIÓN SOCIALISTA Y FEMINISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 21.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 580021002 DISEÑO E IMPLEMENTACIÓN DE ACTIVIDADES EDUCATIVAS CONTINUAS Y PERMANENTES, DIRIGIDAS A LA FORMACIÓN POLÍTICA Y CON PERSPECTIVA DE GÉNERO DE LA POBLACIÓN DETERMINADA A PARTIR DE LAS INVESTIGACIONES COMUNITARIAS.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 21.000

RESPONSABLE/EJECUTOR: ESCUELA DE FORMACIÓN SOCIALISTA Y FEMINISTA PARA LA IGUALDAD DE GÉNERO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	33	00	Asistencia socio-económica al personal contratado	790.873	0	0	0	0	0	790.873
401	08	00	00	Prestaciones sociales e indemnizaciones	1.990.190	0	0	0	0	0	1.990.190
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.990.190	0	0	0	0	0	1.990.190
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.597.548**	**0**	**0**	**0**	**0**	0	**1.597.548**
402	01	00	00	Productos alimenticios y agropecuarios	53.509	0	0	0	0	0	53.509
402	01	01	00	Alimentos y bebidas para personas	53.509	0	0	0	0	0	53.509
402	03	00	00	Textiles y vestuarios	56.940	0	0	0	0	0	56.940
402	03	02	00	Prendas de vestir	56.940	0	0	0	0	0	56.940
402	04	00	00	Productos de cuero y caucho	34.320	0	0	0	0	0	34.320
402	04	03	00	Cauchos y tripas para vehículos	34.320	0	0	0	0	0	34.320
402	05	00	00	Productos de papel, cartón e impresos	741.307	0	0	0	0	0	741.307
402	05	01	00	Pulpa de madera, papel y cartón	3.632	0	0	0	0	0	3.632
402	05	02	00	Envases y cajas de papel y cartón	72.821	0	0	0	0	0	72.821
402	05	03	00	Productos de papel y cartón para oficina	582.860	0	0	0	0	0	582.860
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	81.994	0	0	0	0	0	81.994
402	06	00	00	Productos químicos y derivados	177.497	0	0	0	0	0	177.497
402	06	03	00	Tintas, pinturas y colorantes	129.168	0	0	0	0	0	129.168
402	06	04	00	Productos farmacéuticos y medicamentos	3.370	0	0	0	0	0	3.370
402	06	06	00	Combustibles y lubricantes	3.026	0	0	0	0	0	3.026
402	06	08	00	Productos plásticos	41.933	0	0	0	0	0	41.933
402	08	00	00	Productos metálicos	11.346	0	0	0	0	0	11.346
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	11.346	0	0	0	0	0	11.346
402	10	00	00	Productos varios y útiles diversos	522.629	0	0	0	0	0	522.629

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115505 580021000 ESCUELA DE FORMACIÓN SOCIALISTA Y FEMINISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 21.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 580021002 DISEÑO E IMPLEMENTACIÓN DE ACTIVIDADES EDUCATIVAS CONTINUAS Y PERMANENTES, DIRIGIDAS A LA FORMACIÓN POLÍTICA Y CON PERSPECTIVA DE GÉNERO DE LA POBLACIÓN DETERMINADA A PARTIR DE LAS INVESTIGACIONES COMUNITARIAS.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 21.000

RESPONSABLE/EJECUTOR: ESCUELA DE FORMACIÓN SOCIALISTA Y FEMINISTA PARA LA IGUALDAD DE GÉNERO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	11.825	0	0	0	0	0	11.825
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	170.474	0	0	0	0	0	170.474
402	10	08	00	Materiales para equipos de computación	340.330	0	0	0	0	0	340.330
403	**00**	**00**	**00**	**Servicios no personales**	**2.790.799**	**0**	**0**	**0**	**0**	0	**2.790.799**
403	01	00	00	Alquileres de inmuebles	542.000	0	0	0	0	0	542.000
403	01	01	00	Alquileres de edificios y locales	432.000	0	0	0	0	0	432.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	110.000	0	0	0	0	0	110.000
403	04	00	00	Servicios básicos	6.000	0	0	0	0	0	6.000
403	04	01	00	Electricidad	2.400	0	0	0	0	0	2.400
403	04	04	00	Teléfonos	3.600	0	0	0	0	0	3.600
403	07	00	00	Servicios de información, impresión y relaciones públicas	62.496	0	0	0	0	0	62.496
403	07	02	00	Imprenta y reproducción	54.000	0	0	0	0	0	54.000
403	07	03	00	Relaciones sociales	8.496	0	0	0	0	0	8.496
403	10	00	00	Servicios profesionales y técnicos	1.230.000	0	0	0	0	0	1.230.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.050.000	0	0	0	0	0	1.050.000
403	10	99	00	Otros servicios profesionales y técnicos	180.000	0	0	0	0	0	180.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	120.000	0	0	0	0	0	120.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	120.000	0	0	0	0	0	120.000
403	18	00	00	Impuestos indirectos	590.303	0	0	0	0	0	590.303
403	18	01	00	Impuesto al valor agregado	590.303	0	0	0	0	0	590.303
403	99	00	00	Otros servicios no personales	240.000	0	0	0	0	0	240.000
403	99	01	00	Otros servicios no personales	240.000	0	0	0	0	0	240.000
404	**00**	**00**	**00**	**Activos reales**	**1.120.924**	**0**	**0**	**0**	**0**	0	**1.120.924**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115505 580021000 ESCUELA DE FORMACIÓN SOCIALISTA Y FEMINISTA PARA LA IGUALDAD DE GÉNERO "ANA MARÍA CAMPOS"

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 21.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 580021002 DISEÑO E IMPLEMENTACIÓN DE ACTIVIDADES EDUCATIVAS CONTINUAS Y PERMANENTES, DIRIGIDAS A LA FORMACIÓN POLÍTICA Y CON PERSPECTIVA DE GÉNERO DE LA POBLACIÓN DETERMINADA A PARTIR DE LAS INVESTIGACIONES COMUNITARIAS.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 21.000

RESPONSABLE/EJECUTOR: ESCUELA DE FORMACIÓN SOCIALISTA Y FEMINISTA PARA LA IGUALDAD DE GÉNERO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	359.031	0	0	0	0	0	359.031
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	359.031	0	0	0	0	0	359.031
404	04	00	00	Equipos de transporte, tracción y elevación	182.000	0	0	0	0	0	182.000
404	04	01	00	Vehículos automotores terrestres	182.000	0	0	0	0	0	182.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.240	0	0	0	0	0	6.240
404	05	01	00	Equipos de telecomunicaciones	6.240	0	0	0	0	0	6.240
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.437	0	0	0	0	0	6.437
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.437	0	0	0	0	0	6.437
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	567.216	0	0	0	0	0	567.216
404	09	01	00	Mobiliario y equipos de oficina	507.936	0	0	0	0	0	507.936
404	09	02	00	Equipos de computación	59.280	0	0	0	0	0	59.280
				Totales	**25.617.351**	**0**	**0**	**0**	**0**	0	**25.617.351**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115500 580022000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN CON PERSPECTIVA DE GÉNERO AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 8

RESPONSABLE/EJECUTOR: VICEMINISTERIO ESTRATEGIAS SOCIALES PARA LA IGUALDAD DE GÉNERO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.786.236**	**0**	**0**	**0**	**0**	**0**	**5.786.236**
401	01	00	00	Sueldos, salarios y otras retribuciones	974.138	0	0	0	0	0	974.138
401	01	18	00	Remuneraciones al personal contratado	891.200	0	0	0	0	0	891.200
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	82.938	0	0	0	0	0	82.938
401	03	00	00	Primas	1.293.308	0	0	0	0	0	1.293.308
401	03	40	00	Primas de profesionalización al personal contratado	73.984	0	0	0	0	0	73.984
401	03	41	00	Primas por antigüedad al personal contratado	193.220	0	0	0	0	0	193.220
401	03	47	00	Primas al personal de alto nivel y de dirección	199.795	0	0	0	0	0	199.795
401	03	96	00	Otras primas al personal contratado	826.309	0	0	0	0	0	826.309
401	04	00	00	Complementos de sueldos y salarios	648.318	0	0	0	0	0	648.318
401	04	26	00	Bono compensatorio de alimentación al personal contratado	456.456	0	0	0	0	0	456.456
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	41.496	0	0	0	0	0	41.496
401	04	98	00	Otros complementos al personal contratado	150.366	0	0	0	0	0	150.366
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	910.139	0	0	0	0	0	910.139
401	05	07	00	Aguinaldos al personal contratado	584.584	0	0	0	0	0	584.584
401	05	08	00	Bono vacacional al personal contratado	218.728	0	0	0	0	0	218.728
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	75.412	0	0	0	0	0	75.412
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	31.415	0	0	0	0	0	31.415
401	06	00	00	Aportes patronales y legales	398.305	0	0	0	0	0	398.305
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.525	0	0	0	0	0	6.525
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	204.426	0	0	0	0	0	204.426
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	39.371	0	0	0	0	0	39.371
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	29.361	0	0	0	0	0	29.361
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	8.482	0	0	0	0	0	8.482
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	5.655	0	0	0	0	0	5.655
401	06	95	00	Otros aportes legales por personal contratado	104.485	0	0	0	0	0	104.485
401	07	00	00	Asistencia socio-económica	777.561	0	0	0	0	0	777.561

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115500 580022000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN CON PERSPECTIVA DE GÉNERO AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 8

RESPONSABLE/EJECUTOR: VICEMINISTERIO ESTRATEGIAS SOCIALES PARA LA IGUALDAD DE GÉNERO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	02	00	Becas a empleados	56.000	0	0	0	0	0	56.000
401	07	03	00	Ayudas por matrimonio a empleados	15.000	0	0	0	0	0	15.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	15.000	0	0	0	0	0	15.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	20.000	0	0	0	0	0	20.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	8.459	0	0	0	0	0	8.459
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	15.000	0	0	0	0	0	15.000
401	07	33	00	Asistencia socio-económica al personal contratado	619.829	0	0	0	0	0	619.829
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	28.273	0	0	0	0	0	28.273
401	08	00	00	Prestaciones sociales e indemnizaciones	784.467	0	0	0	0	0	784.467
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	717.376	0	0	0	0	0	717.376
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	67.091	0	0	0	0	0	67.091
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.062.252**	**0**	**0**	**0**	**0**	**0**	**4.062.252**
402	01	00	00	Productos alimenticios y agropecuarios	350.819	0	0	0	0	0	350.819
402	01	01	00	Alimentos y bebidas para personas	350.819	0	0	0	0	0	350.819
402	03	00	00	Textiles y vestuarios	854.854	0	0	0	0	0	854.854
402	03	02	00	Prendas de vestir	854.854	0	0	0	0	0	854.854
402	04	00	00	Productos de cuero y caucho	343.200	0	0	0	0	0	343.200
402	04	03	00	Cauchos y tripas para vehículos	343.200	0	0	0	0	0	343.200
402	05	00	00	Productos de papel, cartón e impresos	978.043	0	0	0	0	0	978.043
402	05	01	00	Pulpa de madera, papel y cartón	100.561	0	0	0	0	0	100.561
402	05	02	00	Envases y cajas de papel y cartón	102.321	0	0	0	0	0	102.321
402	05	03	00	Productos de papel y cartón para oficina	278.009	0	0	0	0	0	278.009
402	05	05	00	Material de enseñanza	72.000	0	0	0	0	0	72.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	425.152	0	0	0	0	0	425.152
402	06	00	00	Productos químicos y derivados	533.912	0	0	0	0	0	533.912
402	06	03	00	Tintas, pinturas y colorantes	446.347	0	0	0	0	0	446.347
402	06	04	00	Productos farmacéuticos y medicamentos	997	0	0	0	0	0	997
402	06	06	00	Combustibles y lubricantes	46.052	0	0	0	0	0	46.052

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115500 580022000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN CON PERSPECTIVA DE GÉNERO AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 8

RESPONSABLE/EJECUTOR: VICEMINISTERIO ESTRATEGIAS SOCIALES PARA LA IGUALDAD DE GÉNERO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	40.516	0	0	0	0	0	40.516
402	08	00	00	Productos metálicos	142.069	0	0	0	0	0	142.069
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	90.238	0	0	0	0	0	90.238
402	08	10	00	Repuestos y accesorios para otros equipos	51.831	0	0	0	0	0	51.831
402	10	00	00	Productos varios y útiles diversos	796.877	0	0	0	0	0	796.877
402	10	02	00	Materiales y útiles de limpieza y aseo	158.962	0	0	0	0	0	158.962
402	10	03	00	Utensilios de cocina y comedor	2.145	0	0	0	0	0	2.145
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	182.015	0	0	0	0	0	182.015
402	10	08	00	Materiales para equipos de computación	336.375	0	0	0	0	0	336.375
402	10	11	00	Materiales eléctricos	18.908	0	0	0	0	0	18.908
402	10	99	00	Otros productos y útiles diversos	98.472	0	0	0	0	0	98.472
402	99	00	00	Otros materiales y suministros	62.478	0	0	0	0	0	62.478
402	99	01	00	Otros materiales y suministros	62.478	0	0	0	0	0	62.478
403	**00**	**00**	**00**	**Servicios no personales**	**9.589.631**	**0**	**0**	**0**	**0**	**0**	**9.589.631**
403	01	00	00	Alquileres de inmuebles	1.019.341	0	0	0	0	0	1.019.341
403	01	01	00	Alquileres de edificios y locales	984.641	0	0	0	0	0	984.641
403	01	02	00	Alquileres de instalaciones culturales y recreativas	34.700	0	0	0	0	0	34.700
403	02	00	00	Alquileres de maquinaria y equipos	612.000	0	0	0	0	0	612.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	612.000	0	0	0	0	0	612.000
403	04	00	00	Servicios básicos	74.400	0	0	0	0	0	74.400
403	04	04	00	Teléfonos	21.600	0	0	0	0	0	21.600
403	04	05	00	Servicio de comunicaciones	14.400	0	0	0	0	0	14.400
403	04	06	00	Servicio de aseo urbano y domiciliario	19.200	0	0	0	0	0	19.200
403	04	07	00	Servicio de condominio	19.200	0	0	0	0	0	19.200
403	06	00	00	Servicios de transporte y almacenaje	109.680	0	0	0	0	0	109.680
403	06	01	00	Fletes y embalajes	36.000	0	0	0	0	0	36.000
403	06	03	00	Estacionamiento	73.680	0	0	0	0	0	73.680
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.833.800	0	0	0	0	0	2.833.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115500 580022000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN CON PERSPECTIVA DE GÉNERO AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 8

RESPONSABLE/EJECUTOR: VICEMINISTERIO ESTRATEGIAS SOCIALES PARA LA IGUALDAD DE GÉNERO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	01	00	Publicidad y propaganda	978.000	0	0	0	0	0	978.000
403	07	02	00	Imprenta y reproducción	747.600	0	0	0	0	0	747.600
403	07	03	00	Relaciones sociales	1.081.800	0	0	0	0	0	1.081.800
403	07	04	00	Avisos	26.400	0	0	0	0	0	26.400
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	500.000	0	0	0	0	0	500.000
403	08	01	00	Primas y gastos de seguros	500.000	0	0	0	0	0	500.000
403	09	00	00	Viáticos y pasajes	922.000	0	0	0	0	0	922.000
403	09	01	00	Viáticos y pasajes dentro del país	802.000	0	0	0	0	0	802.000
403	09	02	00	Viáticos y pasajes fuera del país	120.000	0	0	0	0	0	120.000
403	10	00	00	Servicios profesionales y técnicos	1.200.000	0	0	0	0	0	1.200.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.200.000	0	0	0	0	0	1.200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	120.000	0	0	0	0	0	120.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	120.000	0	0	0	0	0	120.000
403	12	00	00	Conservación y reparaciones menores de obras	240.000	0	0	0	0	0	240.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	240.000	0	0	0	0	0	240.000
403	18	00	00	Impuestos indirectos	1.660.628	0	0	0	0	0	1.660.628
403	18	01	00	Impuesto al valor agregado	1.660.628	0	0	0	0	0	1.660.628
403	99	00	00	Otros servicios no personales	297.782	0	0	0	0	0	297.782
403	99	01	00	Otros servicios no personales	297.782	0	0	0	0	0	297.782
404	**00**	**00**	**00**	**Activos reales**	**1.847.305**	**0**	**0**	**0**	**0**	**0**	**1.847.305**
404	04	00	00	Equipos de transporte, tracción y elevación	1.092.000	0	0	0	0	0	1.092.000
404	04	01	00	Vehículos automotores terrestres	1.092.000	0	0	0	0	0	1.092.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	755.305	0	0	0	0	0	755.305
404	09	01	00	Mobiliario y equipos de oficina	668.460	0	0	0	0	0	668.460
404	09	03	00	Mobiliario y equipos de alojamiento	86.845	0	0	0	0	0	86.845
				Totales	**21.285.424**	**0**	**0**	**0**	**0**	**0**	**21.285.424**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115500 580022000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN CON PERSPECTIVA DE GÉNERO AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 8

RESPONSABLE/EJECUTOR: VICEMINISTERIO ESTRATEGIAS SOCIALES PARA LA IGUALDAD DE GÉNERO **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115500 580022000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN CON PERSPECTIVA DE GÉNERO AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 8

RESPONSABLE/EJECUTOR: VICEMINISTERIO ESTRATEGIAS SOCIALES PARA LA IGUALDAD DE GÉNERO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 580022001 REALIZACIÓN DE DIAGNÓSTICOS SOCIALES ACERCA DE LA SITUACIÓN DE LAS MUJERES EN LAS ÁREAS DE COMPETENCIA DEL VICEMINISTERIO DE ESTRATEGIAS SOCIOECONÓMICAS PARA LA IGUALDAD DE GÉNERO.

UNIDAD DE MEDIDA: DIAGNÓSTICO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA ESTRATEGIA SOCIOECONÓMICA CON PERSPECTIVA DE GÉNERO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.442.451**	**0**	**0**	**0**	**0**	**0**	**1.442.451**
402	01	00	00	Productos alimenticios y agropecuarios	40.539	0	0	0	0	0	40.539
402	01	01	00	Alimentos y bebidas para personas	40.539	0	0	0	0	0	40.539
402	03	00	00	Textiles y vestuarios	711.911	0	0	0	0	0	711.911
402	03	02	00	Prendas de vestir	711.911	0	0	0	0	0	711.911
402	04	00	00	Productos de cuero y caucho	102.960	0	0	0	0	0	102.960
402	04	03	00	Cauchos y tripas para vehículos	102.960	0	0	0	0	0	102.960
402	05	00	00	Productos de papel, cartón e impresos	143.289	0	0	0	0	0	143.289
402	05	01	00	Pulpa de madera, papel y cartón	7.652	0	0	0	0	0	7.652
402	05	02	00	Envases y cajas de papel y cartón	15.858	0	0	0	0	0	15.858
402	05	03	00	Productos de papel y cartón para oficina	62.215	0	0	0	0	0	62.215
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	57.564	0	0	0	0	0	57.564
402	06	00	00	Productos químicos y derivados	171.175	0	0	0	0	0	171.175
402	06	03	00	Tintas, pinturas y colorantes	116.813	0	0	0	0	0	116.813
402	06	06	00	Combustibles y lubricantes	28.419	0	0	0	0	0	28.419
402	06	08	00	Productos plásticos	25.943	0	0	0	0	0	25.943
402	08	00	00	Productos metálicos	114.418	0	0	0	0	0	114.418
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	85.636	0	0	0	0	0	85.636
402	08	10	00	Repuestos y accesorios para otros equipos	28.782	0	0	0	0	0	28.782
402	10	00	00	Productos varios y útiles diversos	158.159	0	0	0	0	0	158.159
402	10	02	00	Materiales y útiles de limpieza y aseo	35.303	0	0	0	0	0	35.303
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	61.743	0	0	0	0	0	61.743
402	10	08	00	Materiales para equipos de computación	43.337	0	0	0	0	0	43.337

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115500 580022000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN CON PERSPECTIVA DE GÉNERO AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 8

RESPONSABLE/EJECUTOR: VICEMINISTERIO ESTRATEGIAS SOCIALES PARA LA IGUALDAD DE GÉNERO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 580022001 REALIZACIÓN DE DIAGNÓSTICOS SOCIALES ACERCA DE LA SITUACIÓN DE LAS MUJERES EN LAS ÁREAS DE COMPETENCIA DEL VICEMINISTERIO DE ESTRATEGIAS SOCIOECONÓMICAS PARA LA IGUALDAD DE GÉNERO.

UNIDAD DE MEDIDA: DIAGNÓSTICO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA ESTRATEGIA SOCIOECONÓMICA CON PERSPECTIVA DE GÉNERO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	14.836	0	0	0	0	0	14.836
402	10	99	00	Otros productos y útiles diversos	2.940	0	0	0	0	0	2.940
403	**00**	**00**	**00**	**Servicios no personales**	**2.060.063**	**0**	**0**	**0**	**0**	0	**2.060.063**
403	01	00	00	Alquileres de inmuebles	725.868	0	0	0	0	0	725.868
403	01	01	00	Alquileres de edificios y locales	725.868	0	0	0	0	0	725.868
403	04	00	00	Servicios básicos	42.000	0	0	0	0	0	42.000
403	04	04	00	Teléfonos	12.000	0	0	0	0	0	12.000
403	04	05	00	Servicio de comunicaciones	6.000	0	0	0	0	0	6.000
403	04	06	00	Servicio de aseo urbano y domiciliario	12.000	0	0	0	0	0	12.000
403	04	07	00	Servicio de condominio	12.000	0	0	0	0	0	12.000
403	06	00	00	Servicios de transporte y almacenaje	12.000	0	0	0	0	0	12.000
403	06	03	00	Estacionamiento	12.000	0	0	0	0	0	12.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	144.000	0	0	0	0	0	144.000
403	07	01	00	Publicidad y propaganda	60.000	0	0	0	0	0	60.000
403	07	02	00	Imprenta y reproducción	24.000	0	0	0	0	0	24.000
403	07	03	00	Relaciones sociales	60.000	0	0	0	0	0	60.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	500.000	0	0	0	0	0	500.000
403	08	01	00	Primas y gastos de seguros	500.000	0	0	0	0	0	500.000
403	09	00	00	Viáticos y pasajes	120.000	0	0	0	0	0	120.000
403	09	01	00	Viáticos y pasajes dentro del país	120.000	0	0	0	0	0	120.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	60.000	0	0	0	0	0	60.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	60.000	0	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	456.195	0	0	0	0	0	456.195

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115500 580022000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN CON PERSPECTIVA DE GÉNERO AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 8

RESPONSABLE/EJECUTOR: VICEMINISTERIO ESTRATEGIAS SOCIALES PARA LA IGUALDAD DE GÉNERO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 580022001 REALIZACIÓN DE DIAGNÓSTICOS SOCIALES ACERCA DE LA SITUACIÓN DE LAS MUJERES EN LAS ÁREAS DE COMPETENCIA DEL VICEMINISTERIO DE ESTRATEGIAS SOCIOECONÓMICAS PARA LA IGUALDAD DE GÉNERO.

UNIDAD DE MEDIDA: DIAGNÓSTICO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA ESTRATEGIA SOCIOECONÓMICA CON PERSPECTIVA DE GÉNERO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	456.195	0	0	0	0	0	456.195
404	**00**	**00**	**00**	**Activos reales**	**755.305**	**0**	**0**	**0**	**0**	0	**755.305**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	755.305	0	0	0	0	0	755.305
404	09	01	00	Mobiliario y equipos de oficina	668.460	0	0	0	0	0	668.460
404	09	03	00	Mobiliario y equipos de alojamiento	86.845	0	0	0	0	0	86.845
				Totales	**4.257.819**	**0**	**0**	**0**	**0**	0	**4.257.819**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115500 580022000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN CON PERSPECTIVA DE GÉNERO AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 8

RESPONSABLE/EJECUTOR: VICEMINISTERIO ESTRATEGIAS SOCIALES PARA LA IGUALDAD DE GÉNERO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 580022002 DISEÑAR Y DICTAR POLÍTICAS ORIENTADAS A REDUCIR LA VIOLENCIA DE GÉNERO, ASÍ COMO A GARANTIZAR EL CUMPLIMIENTO DE LOS DERECHOS SOCIALES DE LAS MUJERES VENEZOLANAS.

UNIDAD DE MEDIDA: POLÍTICA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA ESTRATEGIA SOCIO ECONÓMICA CON PERSPECTIVA DE GÉNERO,

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**662.041**	**0**	**0**	**0**	**0**	0	**662.041**
402	01	00	00	Productos alimenticios y agropecuarios	32.223	0	0	0	0	0	32.223
402	01	01	00	Alimentos y bebidas para personas	32.223	0	0	0	0	0	32.223
402	03	00	00	Textiles y vestuarios	42.042	0	0	0	0	0	42.042
402	03	02	00	Prendas de vestir	42.042	0	0	0	0	0	42.042
402	04	00	00	Productos de cuero y caucho	68.640	0	0	0	0	0	68.640
402	04	03	00	Cauchos y tripas para vehículos	68.640	0	0	0	0	0	68.640
402	05	00	00	Productos de papel, cartón e impresos	205.931	0	0	0	0	0	205.931
402	05	01	00	Pulpa de madera, papel y cartón	38.415	0	0	0	0	0	38.415
402	05	02	00	Envases y cajas de papel y cartón	40.763	0	0	0	0	0	40.763
402	05	03	00	Productos de papel y cartón para oficina	72.413	0	0	0	0	0	72.413
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	54.340	0	0	0	0	0	54.340
402	06	00	00	Productos químicos y derivados	163.288	0	0	0	0	0	163.288
402	06	03	00	Tintas, pinturas y colorantes	144.955	0	0	0	0	0	144.955
402	06	04	00	Productos farmacéuticos y medicamentos	997	0	0	0	0	0	997
402	06	06	00	Combustibles y lubricantes	4.733	0	0	0	0	0	4.733
402	06	08	00	Productos plásticos	12.603	0	0	0	0	0	12.603
402	08	00	00	Productos metálicos	9.399	0	0	0	0	0	9.399
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.602	0	0	0	0	0	4.602
402	08	10	00	Repuestos y accesorios para otros equipos	4.797	0	0	0	0	0	4.797
402	10	00	00	Productos varios y útiles diversos	140.518	0	0	0	0	0	140.518
402	10	02	00	Materiales y útiles de limpieza y aseo	56.350	0	0	0	0	0	56.350
402	10	03	00	Utensilios de cocina y comedor	975	0	0	0	0	0	975

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115500 580022000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN CON PERSPECTIVA DE GÉNERO AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 8

RESPONSABLE/EJECUTOR: VICEMINISTERIO ESTRATEGIAS SOCIALES PARA LA IGUALDAD DE GÉNERO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 580022002 DISEÑAR Y DICTAR POLÍTICAS ORIENTADAS A REDUCIR LA VIOLENCIA DE GÉNERO, ASÍ COMO A GARANTIZAR EL CUMPLIMIENTO DE LOS DERECHOS SOCIALES DE LAS MUJERES VENEZOLANAS.

UNIDAD DE MEDIDA: POLÍTICA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA ESTRATEGIA SOCIO ECONÓMICA CON PERSPECTIVA DE GÉNERO,

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	27.524	0	0	0	0	0	27.524
402	10	08	00	Materiales para equipos de computación	52.767	0	0	0	0	0	52.767
402	10	11	00	Materiales eléctricos	2.902	0	0	0	0	0	2.902
403	**00**	**00**	**00**	**Servicios no personales**	**1.095.031**	**0**	**0**	**0**	**0**	0	**1.095.031**
403	01	00	00	Alquileres de inmuebles	258.773	0	0	0	0	0	258.773
403	01	01	00	Alquileres de edificios y locales	234.773	0	0	0	0	0	234.773
403	01	02	00	Alquileres de instalaciones culturales y recreativas	24.000	0	0	0	0	0	24.000
403	02	00	00	Alquileres de maquinaria y equipos	12.000	0	0	0	0	0	12.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	12.000	0	0	0	0	0	12.000
403	04	00	00	Servicios básicos	24.000	0	0	0	0	0	24.000
403	04	04	00	Teléfonos	6.000	0	0	0	0	0	6.000
403	04	05	00	Servicio de comunicaciones	6.000	0	0	0	0	0	6.000
403	04	06	00	Servicio de aseo urbano y domiciliario	6.000	0	0	0	0	0	6.000
403	04	07	00	Servicio de condominio	6.000	0	0	0	0	0	6.000
403	06	00	00	Servicios de transporte y almacenaje	96.000	0	0	0	0	0	96.000
403	06	01	00	Fletes y embalajes	36.000	0	0	0	0	0	36.000
403	06	03	00	Estacionamiento	60.000	0	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	336.000	0	0	0	0	0	336.000
403	07	01	00	Publicidad y propaganda	240.000	0	0	0	0	0	240.000
403	07	02	00	Imprenta y reproducción	60.000	0	0	0	0	0	60.000
403	07	03	00	Relaciones sociales	24.000	0	0	0	0	0	24.000
403	07	04	00	Avisos	12.000	0	0	0	0	0	12.000
403	09	00	00	Viáticos y pasajes	120.000	0	0	0	0	0	120.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115500 580022000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN CON PERSPECTIVA DE GÉNERO AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 8

RESPONSABLE/EJECUTOR: VICEMINISTERIO ESTRATEGIAS SOCIALES PARA LA IGUALDAD DE GÉNERO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 580022002 DISEÑAR Y DICTAR POLÍTICAS ORIENTADAS A REDUCIR LA VIOLENCIA DE GÉNERO, ASÍ COMO A GARANTIZAR EL CUMPLIMIENTO DE LOS DERECHOS SOCIALES DE LAS MUJERES VENEZOLANAS.

UNIDAD DE MEDIDA: POLÍTICA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA ESTRATEGIA SOCIO ECONÓMICA CON PERSPECTIVA DE GÉNERO,

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	120.000	0	0	0	0	0	120.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	60.000	0	0	0	0	0	60.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	60.000	0	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	188.258	0	0	0	0	0	188.258
403	18	01	00	Impuesto al valor agregado	188.258	0	0	0	0	0	188.258
				Totales	**1.757.072**	**0**	**0**	**0**	**0**	0	**1.757.072**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115500 580022000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN CON PERSPECTIVA DE GÉNERO AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 8

RESPONSABLE/EJECUTOR: VICEMINISTERIO ESTRATEGIAS SOCIALES PARA LA IGUALDAD DE GÉNERO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 580022003 ESTABLECER ALIANZAS CON ORGANISMOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL PARA DISEÑAR ACCIONES CONJUNTAS QUE GARANTICEN EL CUMPLIMIENTO DE LOS DERECHOS DE LAS MUJERES EN VENEZUELA.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA ESTRATEGIA SOCIO ECONÓMICA CON PERSPECTIVA DE GÉNERO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**975.682**	**0**	**0**	**0**	**0**	**0**	**975.682**
402	01	00	00	Productos alimenticios y agropecuarios	163.592	0	0	0	0	0	163.592
402	01	01	00	Alimentos y bebidas para personas	163.592	0	0	0	0	0	163.592
402	03	00	00	Textiles y vestuarios	100.901	0	0	0	0	0	100.901
402	03	02	00	Prendas de vestir	100.901	0	0	0	0	0	100.901
402	04	00	00	Productos de cuero y caucho	34.320	0	0	0	0	0	34.320
402	04	03	00	Cauchos y tripas para vehículos	34.320	0	0	0	0	0	34.320
402	05	00	00	Productos de papel, cartón e impresos	182.941	0	0	0	0	0	182.941
402	05	01	00	Pulpa de madera, papel y cartón	6.898	0	0	0	0	0	6.898
402	05	02	00	Envases y cajas de papel y cartón	17.620	0	0	0	0	0	17.620
402	05	03	00	Productos de papel y cartón para oficina	31.031	0	0	0	0	0	31.031
402	05	05	00	Material de enseñanza	60.000	0	0	0	0	0	60.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	67.392	0	0	0	0	0	67.392
402	06	00	00	Productos químicos y derivados	110.555	0	0	0	0	0	110.555
402	06	03	00	Tintas, pinturas y colorantes	106.704	0	0	0	0	0	106.704
402	06	06	00	Combustibles y lubricantes	2.060	0	0	0	0	0	2.060
402	06	08	00	Productos plásticos	1.791	0	0	0	0	0	1.791
402	08	00	00	Productos metálicos	6.396	0	0	0	0	0	6.396
402	08	10	00	Repuestos y accesorios para otros equipos	6.396	0	0	0	0	0	6.396
402	10	00	00	Productos varios y útiles diversos	314.499	0	0	0	0	0	314.499
402	10	02	00	Materiales y útiles de limpieza y aseo	67.309	0	0	0	0	0	67.309
402	10	03	00	Utensilios de cocina y comedor	1.170	0	0	0	0	0	1.170
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	74.289	0	0	0	0	0	74.289

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115500 580022000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN CON PERSPECTIVA DE GÉNERO AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 8

RESPONSABLE/EJECUTOR: VICEMINISTERIO ESTRATEGIAS SOCIALES PARA LA IGUALDAD DE GÉNERO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 580022003 ESTABLECER ALIANZAS CON ORGANISMOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL PARA DISEÑAR ACCIONES CONJUNTAS QUE GARANTICEN EL CUMPLIMIENTO DE LOS DERECHOS DE LAS MUJERES EN VENEZUELA.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA ESTRATEGIA SOCIO ECONÓMICA CON PERSPECTIVA DE GÉNERO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	122.795	0	0	0	0	0	122.795
402	10	11	00	Materiales eléctricos	1.170	0	0	0	0	0	1.170
402	10	99	00	Otros productos y útiles diversos	47.766	0	0	0	0	0	47.766
402	99	00	00	Otros materiales y suministros	62.478	0	0	0	0	0	62.478
402	99	01	00	Otros materiales y suministros	62.478	0	0	0	0	0	62.478
403	**00**	**00**	**00**	**Servicios no personales**	**1.119.798**	**0**	**0**	**0**	**0**	0	**1.119.798**
403	01	00	00	Alquileres de inmuebles	34.700	0	0	0	0	0	34.700
403	01	01	00	Alquileres de edificios y locales	24.000	0	0	0	0	0	24.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	10.700	0	0	0	0	0	10.700
403	04	00	00	Servicios básicos	8.400	0	0	0	0	0	8.400
403	04	04	00	Teléfonos	3.600	0	0	0	0	0	3.600
403	04	05	00	Servicio de comunicaciones	2.400	0	0	0	0	0	2.400
403	04	06	00	Servicio de aseo urbano y domiciliario	1.200	0	0	0	0	0	1.200
403	04	07	00	Servicio de condominio	1.200	0	0	0	0	0	1.200
403	06	00	00	Servicios de transporte y almacenaje	600	0	0	0	0	0	600
403	06	03	00	Estacionamiento	600	0	0	0	0	0	600
403	07	00	00	Servicios de información, impresión y relaciones públicas	13.800	0	0	0	0	0	13.800
403	07	01	00	Publicidad y propaganda	6.000	0	0	0	0	0	6.000
403	07	02	00	Imprenta y reproducción	3.600	0	0	0	0	0	3.600
403	07	03	00	Relaciones sociales	1.800	0	0	0	0	0	1.800
403	07	04	00	Avisos	2.400	0	0	0	0	0	2.400
403	09	00	00	Viáticos y pasajes	300.000	0	0	0	0	0	300.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115500 580022000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN CON PERSPECTIVA DE GÉNERO AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 8

RESPONSABLE/EJECUTOR: VICEMINISTERIO ESTRATEGIAS SOCIALES PARA LA IGUALDAD DE GÉNERO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 580022003 ESTABLECER ALIANZAS CON ORGANISMOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL PARA DISEÑAR ACCIONES CONJUNTAS QUE GARANTICEN EL CUMPLIMIENTO DE LOS DERECHOS DE LAS MUJERES EN VENEZUELA.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA ESTRATEGIA SOCIO ECONÓMICA CON PERSPECTIVA DE GÉNERO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	240.000	0	0	0	0	0	240.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	240.000	0	0	0	0	0	240.000
403	18	00	00	Impuestos indirectos	224.516	0	0	0	0	0	224.516
403	18	01	00	Impuesto al valor agregado	224.516	0	0	0	0	0	224.516
403	99	00	00	Otros servicios no personales	297.782	0	0	0	0	0	297.782
403	99	01	00	Otros servicios no personales	297.782	0	0	0	0	0	297.782
				Totales	**2.095.480**	**0**	**0**	**0**	**0**	0	**2.095.480**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115500 580022000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN CON PERSPECTIVA DE GÉNERO AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 8

RESPONSABLE/EJECUTOR: VICEMINISTERIO ESTRATEGIAS SOCIALES PARA LA IGUALDAD DE GÉNERO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 580022004 DISEÑO DE LINEAMIENTOS Y DIRECTRICES PARA LA PROMOCIÓN DEL BUEN VIVIR DE LAS MUJERES EN CONDICIONES ESPECÍFICAS (EMBARAZO TEMPRANO Y DISCAPACIDAD) Y SU PLENA INCORPORACIÓN EN LAS DISTINTAS ESFERAS DE LA SOCIEDAD.

UNIDAD DE MEDIDA: LINEAMIENTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA ESTRATEGIA SOCIO ECONÓMICA CON PERSPECTIVA DE GÉNERO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**488.023**	**0**	**0**	**0**	**0**	0	**488.023**
402	01	00	00	Productos alimenticios y agropecuarios	26.688	0	0	0	0	0	26.688
402	01	01	00	Alimentos y bebidas para personas	26.688	0	0	0	0	0	26.688
402	04	00	00	Productos de cuero y caucho	137.280	0	0	0	0	0	137.280
402	04	03	00	Cauchos y tripas para vehículos	137.280	0	0	0	0	0	137.280
402	05	00	00	Productos de papel, cartón e impresos	171.222	0	0	0	0	0	171.222
402	05	01	00	Pulpa de madera, papel y cartón	23.798	0	0	0	0	0	23.798
402	05	02	00	Envases y cajas de papel y cartón	28.080	0	0	0	0	0	28.080
402	05	03	00	Productos de papel y cartón para oficina	18.580	0	0	0	0	0	18.580
402	05	05	00	Material de enseñanza	12.000	0	0	0	0	0	12.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	88.764	0	0	0	0	0	88.764
402	06	00	00	Productos químicos y derivados	9.310	0	0	0	0	0	9.310
402	06	06	00	Combustibles y lubricantes	9.310	0	0	0	0	0	9.310
402	08	00	00	Productos metálicos	11.856	0	0	0	0	0	11.856
402	08	10	00	Repuestos y accesorios para otros equipos	11.856	0	0	0	0	0	11.856
402	10	00	00	Productos varios y útiles diversos	131.667	0	0	0	0	0	131.667
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.558	0	0	0	0	0	5.558
402	10	08	00	Materiales para equipos de computación	78.343	0	0	0	0	0	78.343
402	10	99	00	Otros productos y útiles diversos	47.766	0	0	0	0	0	47.766
403	**00**	**00**	**00**	**Servicios no personales**	**4.356.003**	**0**	**0**	**0**	**0**	0	**4.356.003**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.160.000	0	0	0	0	0	2.160.000
403	07	01	00	Publicidad y propaganda	600.000	0	0	0	0	0	600.000
403	07	02	00	Imprenta y reproducción	600.000	0	0	0	0	0	600.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115500 580022000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN CON PERSPECTIVA DE GÉNERO AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 8

RESPONSABLE/EJECUTOR: VICEMINISTERIO ESTRATEGIAS SOCIALES PARA LA IGUALDAD DE GÉNERO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 580022004 DISEÑO DE LINEAMIENTOS Y DIRECTRICES PARA LA PROMOCIÓN DEL BUEN VIVIR DE LAS MUJERES EN CONDICIONES ESPECÍFICAS (EMBARAZO TEMPRANO Y DISCAPACIDAD) Y SU PLENA INCORPORACIÓN EN LAS DISTINTAS ESFERAS DE LA SOCIEDAD.

UNIDAD DE MEDIDA: LINEAMIENTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA ESTRATEGIA SOCIO ECONÓMICA CON PERSPECTIVA DE GÉNERO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	960.000	0	0	0	0	0	960.000
403	09	00	00	Viáticos y pasajes	360.000	0	0	0	0	0	360.000
403	09	01	00	Viáticos y pasajes dentro del país	240.000	0	0	0	0	0	240.000
403	09	02	00	Viáticos y pasajes fuera del país	120.000	0	0	0	0	0	120.000
403	10	00	00	Servicios profesionales y técnicos	1.200.000	0	0	0	0	0	1.200.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.200.000	0	0	0	0	0	1.200.000
403	18	00	00	Impuestos indirectos	636.003	0	0	0	0	0	636.003
403	18	01	00	Impuesto al valor agregado	636.003	0	0	0	0	0	636.003
404	**00**	**00**	**00**	**Activos reales**	**1.092.000**	**0**	**0**	**0**	**0**	0	**1.092.000**
404	04	00	00	Equipos de transporte, tracción y elevación	1.092.000	0	0	0	0	0	1.092.000
404	04	01	00	Vehículos automotores terrestres	1.092.000	0	0	0	0	0	1.092.000
				Totales	**5.936.026**	**0**	**0**	**0**	**0**	0	**5.936.026**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115500 580022000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN CON PERSPECTIVA DE GÉNERO AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 8

RESPONSABLE/EJECUTOR: VICEMINISTERIO ESTRATEGIAS SOCIALES PARA LA IGUALDAD DE GÉNERO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 580022005 CONFORMACIÓN DE UNIDADES DE PRODUCCIÓN SOCIALISTAS DEL SECTOR AGRARIO Y NO AGRARIO DIRIGIDAS POR BRIGADAS FEMINISTAS DE PRODUCCIÓN SOCIALISTA (BFPS), PARA GARANTIZAR EL LIBRE Y JUSTO ACCESO A LA RIQUEZA MATERIAL Y ESPIRITUAL DE LAS MUJERES.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 8

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA ESTRATEGIA SOCIO ECONÓMICA CON PERSPECTIVA DE GÉNERO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.786.236**	**0**	**0**	**0**	**0**	0	**5.786.236**
401	01	00	00	Sueldos, salarios y otras retribuciones	974.138	0	0	0	0	0	974.138
401	01	18	00	Remuneraciones al personal contratado	891.200	0	0	0	0	0	891.200
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	82.938	0	0	0	0	0	82.938
401	03	00	00	Primas	1.293.308	0	0	0	0	0	1.293.308
401	03	40	00	Primas de profesionalización al personal contratado	73.984	0	0	0	0	0	73.984
401	03	41	00	Primas por antigüedad al personal contratado	193.220	0	0	0	0	0	193.220
401	03	47	00	Primas al personal de alto nivel y de dirección	199.795	0	0	0	0	0	199.795
401	03	96	00	Otras primas al personal contratado	826.309	0	0	0	0	0	826.309
401	04	00	00	Complementos de sueldos y salarios	648.318	0	0	0	0	0	648.318
401	04	26	00	Bono compensatorio de alimentación al personal contratado	456.456	0	0	0	0	0	456.456
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	41.496	0	0	0	0	0	41.496
401	04	98	00	Otros complementos al personal contratado	150.366	0	0	0	0	0	150.366
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	910.139	0	0	0	0	0	910.139
401	05	07	00	Aguinaldos al personal contratado	584.584	0	0	0	0	0	584.584
401	05	08	00	Bono vacacional al personal contratado	218.728	0	0	0	0	0	218.728
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	75.412	0	0	0	0	0	75.412
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	31.415	0	0	0	0	0	31.415
401	06	00	00	Aportes patronales y legales	398.305	0	0	0	0	0	398.305
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.525	0	0	0	0	0	6.525
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	204.426	0	0	0	0	0	204.426
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	39.371	0	0	0	0	0	39.371
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	29.361	0	0	0	0	0	29.361

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115500 580022000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN CON PERSPECTIVA DE GÉNERO AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 8

RESPONSABLE/EJECUTOR: VICEMINISTERIO ESTRATEGIAS SOCIALES PARA LA IGUALDAD DE GÉNERO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 580022005 CONFORMACIÓN DE UNIDADES DE PRODUCCIÓN SOCIALISTAS DEL SECTOR AGRARIO Y NO AGRARIO DIRIGIDAS POR BRIGADAS FEMINISTAS DE PRODUCCIÓN SOCIALISTA (BFPS), PARA GARANTIZAR EL LIBRE Y JUSTO ACCESO A LA RIQUEZA MATERIAL Y ESPIRITUAL DE LAS MUJERES.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 8

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA ESTRATEGIA SOCIO ECONÓMICA CON PERSPECTIVA DE GÉNERO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	8.482	0	0	0	0	0	8.482
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	5.655	0	0	0	0	0	5.655
401	06	95	00	Otros aportes legales por personal contratado	104.485	0	0	0	0	0	104.485
401	07	00	00	Asistencia socio-económica	777.561	0	0	0	0	0	777.561
401	07	02	00	Becas a empleados	56.000	0	0	0	0	0	56.000
401	07	03	00	Ayudas por matrimonio a empleados	15.000	0	0	0	0	0	15.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	15.000	0	0	0	0	0	15.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	20.000	0	0	0	0	0	20.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	8.459	0	0	0	0	0	8.459
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	15.000	0	0	0	0	0	15.000
401	07	33	00	Asistencia socio-económica al personal contratado	619.829	0	0	0	0	0	619.829
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	28.273	0	0	0	0	0	28.273
401	08	00	00	Prestaciones sociales e indemnizaciones	784.467	0	0	0	0	0	784.467
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	717.376	0	0	0	0	0	717.376
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	67.091	0	0	0	0	0	67.091
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**494.055**	**0**	**0**	**0**	**0**	0	**494.055**
402	01	00	00	Productos alimenticios y agropecuarios	87.777	0	0	0	0	0	87.777
402	01	01	00	Alimentos y bebidas para personas	87.777	0	0	0	0	0	87.777
402	05	00	00	Productos de papel, cartón e impresos	274.660	0	0	0	0	0	274.660
402	05	01	00	Pulpa de madera, papel y cartón	23.798	0	0	0	0	0	23.798
402	05	03	00	Productos de papel y cartón para oficina	93.770	0	0	0	0	0	93.770
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	157.092	0	0	0	0	0	157.092

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 115500 580022000 IMPULSO AL EJERCICIO DE LOS DERECHOS DE LAS MUJERES Y SU INCORPORACIÓN CON PERSPECTIVA DE GÉNERO AL MODELO PRODUCTIVO SOCIALISTA.

OBJETIVO DEL PROYECTO: EL MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO ES EL ÓRGANO RECTOR DE LAS POLÍTICAS PÚBLICAS, PLANES, PROGRAMAS Y PROYECTOS DEL ESTADO VENEZOLANO, QUE IMPULSA LA PARTICIPACIÓN DE LAS MUJERES EN EL PODER POPULAR Y GARANTIZA EL EJERCICIO DE SUS DERECHOS Y LA IGUALDAD DE GÉNERO, ESTABLECIDOS EN LA CONSTITUCIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA Y EL RESTO DEL ORDENAMIENTO JURÍDICO VIGENTE.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 8

RESPONSABLE/EJECUTOR: VICEMINISTERIO ESTRATEGIAS SOCIALES PARA LA IGUALDAD DE GÉNERO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 580022005 CONFORMACIÓN DE UNIDADES DE PRODUCCIÓN SOCIALISTAS DEL SECTOR AGRARIO Y NO AGRARIO DIRIGIDAS POR BRIGADAS FEMINISTAS DE PRODUCCIÓN SOCIALISTA (BFPS), PARA GARANTIZAR EL LIBRE Y JUSTO ACCESO A LA RIQUEZA MATERIAL Y ESPIRITUAL DE LAS MUJERES.

UNIDAD DE MEDIDA: UNIDAD DE PRODUCCIÓN **META:** 8

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA PARA LA ESTRATEGIA SOCIO ECONÓMICA CON PERSPECTIVA DE GÉNERO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	79.584	0	0	0	0	0	79.584
402	06	03	00	Tintas, pinturas y colorantes	77.875	0	0	0	0	0	77.875
402	06	06	00	Combustibles y lubricantes	1.530	0	0	0	0	0	1.530
402	06	08	00	Productos plásticos	179	0	0	0	0	0	179
402	10	00	00	Productos varios y útiles diversos	52.034	0	0	0	0	0	52.034
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.901	0	0	0	0	0	12.901
402	10	08	00	Materiales para equipos de computación	39.133	0	0	0	0	0	39.133
403	**00**	**00**	**00**	**Servicios no personales**	**958.736**	**0**	**0**	**0**	**0**	0	**958.736**
403	02	00	00	Alquileres de maquinaria y equipos	600.000	0	0	0	0	0	600.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	600.000	0	0	0	0	0	600.000
403	06	00	00	Servicios de transporte y almacenaje	1.080	0	0	0	0	0	1.080
403	06	03	00	Estacionamiento	1.080	0	0	0	0	0	1.080
403	07	00	00	Servicios de información, impresión y relaciones públicas	180.000	0	0	0	0	0	180.000
403	07	01	00	Publicidad y propaganda	72.000	0	0	0	0	0	72.000
403	07	02	00	Imprenta y reproducción	60.000	0	0	0	0	0	60.000
403	07	03	00	Relaciones sociales	36.000	0	0	0	0	0	36.000
403	07	04	00	Avisos	12.000	0	0	0	0	0	12.000
403	09	00	00	Viáticos y pasajes	22.000	0	0	0	0	0	22.000
403	09	01	00	Viáticos y pasajes dentro del país	22.000	0	0	0	0	0	22.000
403	18	00	00	Impuestos indirectos	155.656	0	0	0	0	0	155.656
403	18	01	00	Impuesto al valor agregado	155.656	0	0	0	0	0	155.656
				Totales	**7.239.027**	**0**	**0**	**0**	**0**	0	**7.239.027**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 589999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: REDUCIR LA MISERIA A CERO Y ACELERAR LA DISMINUCIÓN DE LA POBREZA

UNIDAD DE MEDIDA: BOLÍVAR

META: 119.526.078

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
405	**00**	**00**	**00**	**Activos financieros**	**50.000.000**	**0**	**0**	**0**	**0**	**0**	**50.000.000**
405	01	00	00	Aportes en acciones y participaciones de capital	50.000.000	0	0	0	0	0	50.000.000
405	01	02	00	Aportes en acciones y participaciones de capital al sector público	50.000.000	0	0	0	0	0	50.000.000
405	01	02	05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	50.000.000	0	0	0	0	0	50.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**69.526.078**	**0**	**0**	**0**	**0**	**0**	**69.526.078**
407	01	00	00	Transferencias y donaciones corrientes internas	69.526.078	0	0	0	0	0	69.526.078
407	01	03	00	Transferencias corrientes internas al sector público	69.526.078	0	0	0	0	0	69.526.078
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	69.526.078	0	0	0	0	0	69.526.078
				Totales	**119.526.078**	**0**	**0**	**0**	**0**	**0**	**119.526.078**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 589999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: REDUCIR LA MISERIA A CERO Y ACELERAR LA DISMINUCIÓN DE LA POBREZA

UNIDAD DE MEDIDA: BOLÍVAR

META: 119.526.078

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
405	**00**	**00**	**00**	**Activos financieros**	**50.000.000**	**0**	**0**	**0**	**0**	**0**	**50.000.000**
405	01	00	00	Aportes en acciones y participaciones de capital	50.000.000	0	0	0	0	0	50.000.000
405	01	02	00	Aportes en acciones y participaciones de capital al sector público	50.000.000	0	0	0	0	0	50.000.000
405	01	02	05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	50.000.000	0	0	0	0	0	50.000.000
				- A0718 Banco de Desarrollo de la Mujer, C.A. (BANMUJER)	50.000.000	0	0	0	0	0	50.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**69.526.078**	**0**	**0**	**0**	**0**	**0**	**69.526.078**
407	01	00	00	Transferencias y donaciones corrientes internas	69.526.078	0	0	0	0	0	69.526.078
407	01	03	00	Transferencias corrientes internas al sector público	69.526.078	0	0	0	0	0	69.526.078
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	69.526.078	0	0	0	0	0	69.526.078
				- A0936 Instituto Nacional de la Mujer (INAMUJER)	69.526.078	0	0	0	0	0	69.526.078
				Totales	**119.526.078**	**0**	**0**	**0**	**0**	**0**	**119.526.078**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 589999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: REDUCIR LA MISERIA A CERO Y ACELERAR LA DISMINUCIÓN DE LA POBREZA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 119.526.078

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 589999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE BANCO DE DESARROLLO DE LA MUJER, C.A. (BANMUJER)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 50.000.000

RESPONSABLE/EJECUTOR: BANCO DE DESARROLLO DE LA MUJER, C.A. (BANMUJER)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
405	**00**	**00**	**00**	**Activos financieros**	**50.000.000**	**0**	**0**	**0**	**0**	0	**50.000.000**
405	01	00	00	Aportes en acciones y participaciones de capital	50.000.000	0	0	0	0	0	50.000.000
405	01	02	00	Aportes en acciones y participaciones de capital al sector público	50.000.000	0	0	0	0	0	50.000.000
405	01	02	05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	50.000.000	0	0	0	0	0	50.000.000
				Totales	**50.000.000**	**0**	**0**	**0**	**0**	0	**50.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

PROYECTO: 589999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: REDUCIR LA MISERIA A CERO Y ACELERAR LA DISMINUCIÓN DE LA POBREZA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 119.526.078

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 589999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE LA MUJER (INAMUJER)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 69.526.078

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE LA MUJER (INAMUJER)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**69.526.078**	**0**	**0**	**0**	**0**	0	**69.526.078**
407	01	00	00	Transferencias y donaciones corrientes internas	69.526.078	0	0	0	0	0	69.526.078
407	01	03	00	Transferencias corrientes internas al sector público	69.526.078	0	0	0	0	0	69.526.078
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	69.526.078	0	0	0	0	0	69.526.078
				Totales	**69.526.078**	**0**	**0**	**0**	**0**	0	**69.526.078**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO **ACCIÓN CENTRALIZADA:** 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**47.185.104**	**0**	**0**	**0**	**0**	**0**	**47.185.104**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.060.669	0	0	0	0	0	9.060.669
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	32.946	0	0	0	0	0	32.946
401	01	03	00	Suplencias a empleados	78.210	0	0	0	0	0	78.210
401	01	18	00	Remuneraciones al personal contratado	8.053.624	0	0	0	0	0	8.053.624
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	432.000	0	0	0	0	0	432.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	44.761	0	0	0	0	0	44.761
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	419.128	0	0	0	0	0	419.128
401	03	00	00	Primas	4.364.889	0	0	0	0	0	4.364.889
401	03	08	00	Primas de profesionalización a empleados	3.121	0	0	0	0	0	3.121
401	03	09	00	Primas por antigüedad a empleados	6.401	0	0	0	0	0	6.401
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	43.204	0	0	0	0	0	43.204
401	03	40	00	Primas de profesionalización al personal contratado	402.292	0	0	0	0	0	402.292
401	03	41	00	Primas por antigüedad al personal contratado	661.183	0	0	0	0	0	661.183
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	86.577	0	0	0	0	0	86.577
401	03	47	00	Primas al personal de alto nivel y de dirección	853.803	0	0	0	0	0	853.803
401	03	96	00	Otras primas al personal contratado	2.308.308	0	0	0	0	0	2.308.308
401	04	00	00	Complementos de sueldos y salarios	5.532.038	0	0	0	0	0	5.532.038
401	04	06	00	Complemento a empleados por comisión de servicios	835.968	0	0	0	0	0	835.968
401	04	08	00	Bono compensatorio de alimentación a empleados	20.748	0	0	0	0	0	20.748
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.174.444	0	0	0	0	0	3.174.444
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	20.748	0	0	0	0	0	20.748
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	228.228	0	0	0	0	0	228.228
401	04	98	00	Otros complementos al personal contratado	1.251.902	0	0	0	0	0	1.251.902
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.665.823	0	0	0	0	0	4.665.823
401	05	01	00	Aguinaldos a empleados	23.297	0	0	0	0	0	23.297
401	05	03	00	Bono vacacional a empleados	9.519	0	0	0	0	0	9.519
401	05	07	00	Aguinaldos al personal contratado	3.029.841	0	0	0	0	0	3.029.841
401	05	08	00	Bono vacacional al personal contratado	1.069.619	0	0	0	0	0	1.069.619
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	35.387	0	0	0	0	0	35.387
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.593	0	0	0	0	0	14.593
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	342.131	0	0	0	0	0	342.131

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO **ACCIÓN CENTRALIZADA:** 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	141.436	0	0	0	0	0	141.436
401	06	00	00	Aportes patronales y legales	1.956.884	0	0	0	0	0	1.956.884
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.176	0	0	0	0	0	8.176
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.570	0	0	0	0	0	2.570
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	34.383	0	0	0	0	0	34.383
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	1.713	0	0	0	0	0	1.713
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	999.682	0	0	0	0	0	999.682
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	192.532	0	0	0	0	0	192.532
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	13.639	0	0	0	0	0	13.639
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.940	0	0	0	0	0	3.940
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	2.627	0	0	0	0	0	2.627
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	123.025	0	0	0	0	0	123.025
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	38.188	0	0	0	0	0	38.188
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	25.460	0	0	0	0	0	25.460
401	06	95	00	Otros aportes legales por personal contratado	510.949	0	0	0	0	0	510.949
401	07	00	00	Asistencia socio-económica	18.706.733	0	0	0	0	0	18.706.733
401	07	02	00	Becas a empleados	376.000	0	0	0	0	0	376.000
401	07	03	00	Ayudas por matrimonio a empleados	100.000	0	0	0	0	0	100.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	87.500	0	0	0	0	0	87.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.567	0	0	0	0	0	8.567
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	15.600.000	0	0	0	0	0	15.600.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	306.000	0	0	0	0	0	306.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	84.595	0	0	0	0	0	84.595
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	229.500	0	0	0	0	0	229.500
401	07	33	00	Asistencia socio-económica al personal contratado	1.654.144	0	0	0	0	0	1.654.144
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	13.134	0	0	0	0	0	13.134
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	127.293	0	0	0	0	0	127.293
401	07	96	00	Otras subvenciones a empleados	120.000	0	0	0	0	0	120.000
401	08	00	00	Prestaciones sociales e indemnizaciones	2.898.068	0	0	0	0	0	2.898.068
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	20.406	0	0	0	0	0	20.406

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.543.926	0	0	0	0	0	2.543.926
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	31.227	0	0	0	0	0	31.227
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	302.509	0	0	0	0	0	302.509
403	**00**	**00**	**00**	**Servicios no personales**	**1.421.630**	**0**	**0**	**0**	**0**	**0**	**1.421.630**
403	10	00	00	Servicios profesionales y técnicos	934.400	0	0	0	0	0	934.400
403	10	07	00	Servicios de capacitación y adiestramiento	934.400	0	0	0	0	0	934.400
403	18	00	00	Impuestos indirectos	157.959	0	0	0	0	0	157.959
403	18	01	00	Impuesto al valor agregado	157.959	0	0	0	0	0	157.959
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	329.271	0	0	0	0	0	329.271
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	329.271	0	0	0	0	0	329.271
				Totales	**48.606.734**	**0**	**0**	**0**	**0**	**0**	**48.606.734**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 580001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**47.185.104**	**0**	**0**	**0**	**0**	**0**	**47.185.104**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.060.669	0	0	0	0	0	9.060.669
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	32.946	0	0	0	0	0	32.946
401	01	03	00	Suplencias a empleados	78.210	0	0	0	0	0	78.210
401	01	18	00	Remuneraciones al personal contratado	8.053.624	0	0	0	0	0	8.053.624
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	432.000	0	0	0	0	0	432.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	44.761	0	0	0	0	0	44.761
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	419.128	0	0	0	0	0	419.128
401	03	00	00	Primas	4.364.889	0	0	0	0	0	4.364.889
401	03	08	00	Primas de profesionalización a empleados	3.121	0	0	0	0	0	3.121
401	03	09	00	Primas por antigüedad a empleados	6.401	0	0	0	0	0	6.401
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	43.204	0	0	0	0	0	43.204
401	03	40	00	Primas de profesionalización al personal contratado	402.292	0	0	0	0	0	402.292
401	03	41	00	Primas por antigüedad al personal contratado	661.183	0	0	0	0	0	661.183
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	86.577	0	0	0	0	0	86.577
401	03	47	00	Primas al personal de alto nivel y de dirección	853.803	0	0	0	0	0	853.803
401	03	96	00	Otras primas al personal contratado	2.308.308	0	0	0	0	0	2.308.308
401	04	00	00	Complementos de sueldos y salarios	5.532.038	0	0	0	0	0	5.532.038
401	04	06	00	Complemento a empleados por comisión de servicios	835.968	0	0	0	0	0	835.968
401	04	08	00	Bono compensatorio de alimentación a empleados	20.748	0	0	0	0	0	20.748
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.174.444	0	0	0	0	0	3.174.444
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	20.748	0	0	0	0	0	20.748
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	228.228	0	0	0	0	0	228.228
401	04	98	00	Otros complementos al personal contratado	1.251.902	0	0	0	0	0	1.251.902
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.665.823	0	0	0	0	0	4.665.823
401	05	01	00	Aguinaldos a empleados	23.297	0	0	0	0	0	23.297
401	05	03	00	Bono vacacional a empleados	9.519	0	0	0	0	0	9.519
401	05	07	00	Aguinaldos al personal contratado	3.029.841	0	0	0	0	0	3.029.841

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 580001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	08	00	Bono vacacional al personal contratado	1.069.619	0	0	0	0	0	1.069.619
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	35.387	0	0	0	0	0	35.387
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.593	0	0	0	0	0	14.593
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	342.131	0	0	0	0	0	342.131
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	141.436	0	0	0	0	0	141.436
401	06	00	00	Aportes patronales y legales	1.956.884	0	0	0	0	0	1.956.884
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.176	0	0	0	0	0	8.176
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.570	0	0	0	0	0	2.570
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	34.383	0	0	0	0	0	34.383
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	1.713	0	0	0	0	0	1.713
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	999.682	0	0	0	0	0	999.682
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	192.532	0	0	0	0	0	192.532
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	13.639	0	0	0	0	0	13.639
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.940	0	0	0	0	0	3.940
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	2.627	0	0	0	0	0	2.627
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	123.025	0	0	0	0	0	123.025
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	38.188	0	0	0	0	0	38.188
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	25.460	0	0	0	0	0	25.460
401	06	95	00	Otros aportes legales por personal contratado	510.949	0	0	0	0	0	510.949
401	07	00	00	Asistencia socio-económica	18.706.733	0	0	0	0	0	18.706.733
401	07	02	00	Becas a empleados	376.000	0	0	0	0	0	376.000
401	07	03	00	Ayudas por matrimonio a empleados	100.000	0	0	0	0	0	100.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	87.500	0	0	0	0	0	87.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.567	0	0	0	0	0	8.567
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	15.600.000	0	0	0	0	0	15.600.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	306.000	0	0	0	0	0	306.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 580001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	84.595	0	0	0	0	0	84.595
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	229.500	0	0	0	0	0	229.500
401	07	33	00	Asistencia socio-económica al personal contratado	1.654.144	0	0	0	0	0	1.654.144
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	13.134	0	0	0	0	0	13.134
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	127.293	0	0	0	0	0	127.293
401	07	96	00	Otras subvenciones a empleados	120.000	0	0	0	0	0	120.000
401	08	00	00	Prestaciones sociales e indemnizaciones	2.898.068	0	0	0	0	0	2.898.068
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	20.406	0	0	0	0	0	20.406
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.543.926	0	0	0	0	0	2.543.926
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	31.227	0	0	0	0	0	31.227
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	302.509	0	0	0	0	0	302.509
403	**00**	**00**	**00**	**Servicios no personales**	**1.421.630**	**0**	**0**	**0**	**0**	**0**	**1.421.630**
403	10	00	00	Servicios profesionales y técnicos	934.400	0	0	0	0	0	934.400
403	10	07	00	Servicios de capacitación y adiestramiento	934.400	0	0	0	0	0	934.400
403	18	00	00	Impuestos indirectos	157.959	0	0	0	0	0	157.959
403	18	01	00	Impuesto al valor agregado	157.959	0	0	0	0	0	157.959
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	329.271	0	0	0	0	0	329.271
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	329.271	0	0	0	0	0	329.271
				Totales	**48.606.734**	**0**	**0**	**0**	**0**	**0**	**48.606.734**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO   **ACCIÓN CENTRALIZADA:** 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.349.214**	**0**	**0**	**0**	**0**	**0**	**4.349.214**
402	01	00	00	Productos alimenticios y agropecuarios	250.000	0	0	0	0	0	250.000
402	01	01	00	Alimentos y bebidas para personas	250.000	0	0	0	0	0	250.000
402	03	00	00	Textiles y vestuarios	821.156	0	0	0	0	0	821.156
402	03	02	00	Prendas de vestir	816.156	0	0	0	0	0	816.156
402	03	03	00	Calzados	5.000	0	0	0	0	0	5.000
402	04	00	00	Productos de cuero y caucho	137.270	0	0	0	0	0	137.270
402	04	03	00	Cauchos y tripas para vehículos	137.270	0	0	0	0	0	137.270
402	05	00	00	Productos de papel, cartón e impresos	1.098.418	0	0	0	0	0	1.098.418
402	05	01	00	Pulpa de madera, papel y cartón	158.217	0	0	0	0	0	158.217
402	05	02	00	Envases y cajas de papel y cartón	73.339	0	0	0	0	0	73.339
402	05	03	00	Productos de papel y cartón para oficina	781.438	0	0	0	0	0	781.438
402	05	04	00	Libros, revistas y periódicos	7.000	0	0	0	0	0	7.000
402	05	05	00	Material de enseñanza	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	58.424	0	0	0	0	0	58.424
402	06	00	00	Productos químicos y derivados	816.193	0	0	0	0	0	816.193
402	06	03	00	Tintas, pinturas y colorantes	654.345	0	0	0	0	0	654.345
402	06	04	00	Productos farmacéuticos y medicamentos	5.622	0	0	0	0	0	5.622
402	06	05	00	Productos de tocador	4.000	0	0	0	0	0	4.000
402	06	06	00	Combustibles y lubricantes	35.490	0	0	0	0	0	35.490
402	06	08	00	Productos plásticos	116.736	0	0	0	0	0	116.736
402	08	00	00	Productos metálicos	149.745	0	0	0	0	0	149.745
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	90.557	0	0	0	0	0	90.557
402	08	09	00	Repuestos y accesorios para equipos de transporte	40.000	0	0	0	0	0	40.000
402	08	10	00	Repuestos y accesorios para otros equipos	19.188	0	0	0	0	0	19.188
402	10	00	00	Productos varios y útiles diversos	1.026.432	0	0	0	0	0	1.026.432
402	10	01	00	Artículos de deporte, recreación y juguetes	5.000	0	0	0	0	0	5.000
402	10	02	00	Materiales y útiles de limpieza y aseo	88.052	0	0	0	0	0	88.052
402	10	03	00	Utensilios de cocina y comedor	3.315	0	0	0	0	0	3.315
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	163.364	0	0	0	0	0	163.364
402	10	06	00	Condecoraciones, ofrendas y similares	50.000	0	0	0	0	0	50.000
402	10	07	00	Productos de seguridad en el trabajo	7.390	0	0	0	0	0	7.390
402	10	08	00	Materiales para equipos de computación	393.022	0	0	0	0	0	393.022

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	09	00	Especies timbradas y valores	3.000	0	0	0	0	0	3.000
402	10	11	00	Materiales eléctricos	117.133	0	0	0	0	0	117.133
402	10	12	00	Materiales para instalaciones sanitarias	30.000	0	0	0	0	0	30.000
402	10	13	00	Materiales fotográficos	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	156.156	0	0	0	0	0	156.156
402	99	00	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
402	99	01	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**13.867.499**	**0**	**0**	**0**	**0**	**0**	**13.867.499**
403	01	00	00	Alquileres de inmuebles	220.000	0	0	0	0	0	220.000
403	01	01	00	Alquileres de edificios y locales	220.000	0	0	0	0	0	220.000
403	02	00	00	Alquileres de maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	30.000	0	0	0	0	0	30.000
403	04	00	00	Servicios básicos	533.400	0	0	0	0	0	533.400
403	04	01	00	Electricidad	1.000	0	0	0	0	0	1.000
403	04	03	00	Agua	3.000	0	0	0	0	0	3.000
403	04	04	00	Teléfonos	331.000	0	0	0	0	0	331.000
403	04	05	00	Servicio de comunicaciones	152.400	0	0	0	0	0	152.400
403	04	06	00	Servicio de aseo urbano y domiciliario	46.000	0	0	0	0	0	46.000
403	06	00	00	Servicios de transporte y almacenaje	70.000	0	0	0	0	0	70.000
403	06	01	00	Fletes y embalajes	15.000	0	0	0	0	0	15.000
403	06	03	00	Estacionamiento	50.000	0	0	0	0	0	50.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.000	0	0	0	0	0	5.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	826.000	0	0	0	0	0	826.000
403	07	01	00	Publicidad y propaganda	390.000	0	0	0	0	0	390.000
403	07	02	00	Imprenta y reproducción	176.000	0	0	0	0	0	176.000
403	07	03	00	Relaciones sociales	180.000	0	0	0	0	0	180.000
403	07	04	00	Avisos	80.000	0	0	0	0	0	80.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	400.000	0	0	0	0	0	400.000
403	08	01	00	Primas y gastos de seguros	350.000	0	0	0	0	0	350.000
403	08	02	00	Comisiones y gastos bancarios	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	3.186.585	0	0	0	0	0	3.186.585
403	09	01	00	Viáticos y pasajes dentro del país	2.715.585	0	0	0	0	0	2.715.585
403	09	02	00	Viáticos y pasajes fuera del país	461.000	0	0	0	0	0	461.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO **ACCIÓN CENTRALIZADA:** 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	03	00	Asignación por kilómetros recorridos	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	4.144.000	0	0	0	0	0	4.144.000
403	10	01	00	Servicios jurídicos	20.000	0	0	0	0	0	20.000
403	10	11	00	Servicios para la elaboración y suministro de comida	500.000	0	0	0	0	0	500.000
403	10	99	00	Otros servicios profesionales y técnicos	3.624.000	0	0	0	0	0	3.624.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	256.000	0	0	0	0	0	256.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	256.000	0	0	0	0	0	256.000
403	12	00	00	Conservación y reparaciones menores de obras	10.000	0	0	0	0	0	10.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	10.000	0	0	0	0	0	10.000
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.000.000	0	0	0	0	0	2.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.000.000	0	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	2.186.514	0	0	0	0	0	2.186.514
403	18	01	00	Impuesto al valor agregado	2.186.514	0	0	0	0	0	2.186.514
404	**00**	**00**	**00**	**Activos reales**	**2.192.460**	**0**	**0**	**0**	**0**	**0**	**2.192.460**
404	01	00	00	Repuestos y reparaciones mayores	256.250	0	0	0	0	0	256.250
404	01	01	00	Repuestos mayores	56.250	0	0	0	0	0	56.250
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	48.000	0	0	0	0	0	48.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	4.250	0	0	0	0	0	4.250
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	4.000	0	0	0	0	0	4.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	200.000	0	0	0	0	0	200.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	17.430	0	0	0	0	0	17.430
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	17.430	0	0	0	0	0	17.430
404	05	00	00	Equipos de comunicaciones y de señalamiento	501.859	0	0	0	0	0	501.859
404	05	01	00	Equipos de telecomunicaciones	201.859	0	0	0	0	0	201.859
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	0	300.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	146.428	0	0	0	0	0	146.428
404	07	02	00	Equipos de enseñanza, deporte y recreación	146.428	0	0	0	0	0	146.428
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	966.523	0	0	0	0	0	966.523
404	09	01	00	Mobiliario y equipos de oficina	312.799	0	0	0	0	0	312.799

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO **ACCIÓN CENTRALIZADA:** 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	278.720	0	0	0	0	0	278.720
404	09	03	00	Mobiliario y equipos de alojamiento	75.004	0	0	0	0	0	75.004
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
404	12	00	00	Activos intangibles	200.200	0	0	0	0	0	200.200
404	12	04	00	Paquetes y programas de computación	200.200	0	0	0	0	0	200.200
404	99	00	00	Otros activos reales	103.770	0	0	0	0	0	103.770
404	99	01	00	Otros activos reales	103.770	0	0	0	0	0	103.770
407	**00**	**00**	**00**	**Transferencias y donaciones**	**92.280.321**	**0**	**0**	**0**	**0**	**0**	**92.280.321**
407	01	00	00	Transferencias y donaciones corrientes internas	92.280.321	0	0	0	0	0	92.280.321
407	01	02	00	Donaciones corrientes internas al sector privado	1.900.000	0	0	0	0	0	1.900.000
407	01	02	01	Donaciones corrientes a personas	1.900.000	0	0	0	0	0	1.900.000
407	01	03	00	Transferencias corrientes internas al sector público	90.380.321	0	0	0	0	0	90.380.321
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	46.350.721	0	0	0	0	0	46.350.721
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	44.029.600	0	0	0	0	0	44.029.600
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.200.000**	**0**	**0**	**0**	**0**	**0**	**2.200.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.200.000	0	0	0	0	0	2.200.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.400.000	0	0	0	0	0	1.400.000
411	11	05	00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	800.000	0	0	0	0	0	800.000
				Totales	**114.889.494**	**0**	**0**	**0**	**0**	**0**	**114.889.494**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**90.380.321**	**0**	**0**	**0**	**0**	**0**	**90.380.321**
407	01	00	00	Transferencias y donaciones corrientes internas	90.380.321	0	0	0	0	0	90.380.321
407	01	03	00	Transferencias corrientes internas al sector público	90.380.321	0	0	0	0	0	90.380.321
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	46.350.721	0	0	0	0	0	46.350.721
				- A0936 Instituto Nacional de la Mujer (INAMUJER)	46.350.721	0	0	0	0	0	46.350.721
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	44.029.600	0	0	0	0	0	44.029.600
				- A0718 Banco de Desarrollo de la Mujer, C.A. (BANMUJER)	44.029.600	0	0	0	0	0	44.029.600
				Totales	**90.380.321**	**0**	**0**	**0**	**0**	**0**	**90.380.321**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 580002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.349.214**	**0**	**0**	**0**	**0**	**0**	**4.349.214**
402	01	00	00	Productos alimenticios y agropecuarios	250.000	0	0	0	0	0	250.000
402	01	01	00	Alimentos y bebidas para personas	250.000	0	0	0	0	0	250.000
402	03	00	00	Textiles y vestuarios	821.156	0	0	0	0	0	821.156
402	03	02	00	Prendas de vestir	816.156	0	0	0	0	0	816.156
402	03	03	00	Calzados	5.000	0	0	0	0	0	5.000
402	04	00	00	Productos de cuero y caucho	137.270	0	0	0	0	0	137.270
402	04	03	00	Cauchos y tripas para vehículos	137.270	0	0	0	0	0	137.270
402	05	00	00	Productos de papel, cartón e impresos	1.098.418	0	0	0	0	0	1.098.418
402	05	01	00	Pulpa de madera, papel y cartón	158.217	0	0	0	0	0	158.217
402	05	02	00	Envases y cajas de papel y cartón	73.339	0	0	0	0	0	73.339
402	05	03	00	Productos de papel y cartón para oficina	781.438	0	0	0	0	0	781.438
402	05	04	00	Libros, revistas y periódicos	7.000	0	0	0	0	0	7.000
402	05	05	00	Material de enseñanza	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	58.424	0	0	0	0	0	58.424
402	06	00	00	Productos químicos y derivados	816.193	0	0	0	0	0	816.193
402	06	03	00	Tintas, pinturas y colorantes	654.345	0	0	0	0	0	654.345
402	06	04	00	Productos farmacéuticos y medicamentos	5.622	0	0	0	0	0	5.622
402	06	05	00	Productos de tocador	4.000	0	0	0	0	0	4.000
402	06	06	00	Combustibles y lubricantes	35.490	0	0	0	0	0	35.490
402	06	08	00	Productos plásticos	116.736	0	0	0	0	0	116.736
402	08	00	00	Productos metálicos	149.745	0	0	0	0	0	149.745
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	90.557	0	0	0	0	0	90.557
402	08	09	00	Repuestos y accesorios para equipos de transporte	40.000	0	0	0	0	0	40.000
402	08	10	00	Repuestos y accesorios para otros equipos	19.188	0	0	0	0	0	19.188
402	10	00	00	Productos varios y útiles diversos	1.026.432	0	0	0	0	0	1.026.432
402	10	01	00	Artículos de deporte, recreación y juguetes	5.000	0	0	0	0	0	5.000
402	10	02	00	Materiales y útiles de limpieza y aseo	88.052	0	0	0	0	0	88.052

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 580002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	3.315	0	0	0	0	0	3.315
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	163.364	0	0	0	0	0	163.364
402	10	06	00	Condecoraciones, ofrendas y similares	50.000	0	0	0	0	0	50.000
402	10	07	00	Productos de seguridad en el trabajo	7.390	0	0	0	0	0	7.390
402	10	08	00	Materiales para equipos de computación	393.022	0	0	0	0	0	393.022
402	10	09	00	Especies timbradas y valores	3.000	0	0	0	0	0	3.000
402	10	11	00	Materiales eléctricos	117.133	0	0	0	0	0	117.133
402	10	12	00	Materiales para instalaciones sanitarias	30.000	0	0	0	0	0	30.000
402	10	13	00	Materiales fotográficos	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	156.156	0	0	0	0	0	156.156
402	99	00	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
402	99	01	00	Otros materiales y suministros	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**13.867.499**	**0**	**0**	**0**	**0**	**0**	**13.867.499**
403	01	00	00	Alquileres de inmuebles	220.000	0	0	0	0	0	220.000
403	01	01	00	Alquileres de edificios y locales	220.000	0	0	0	0	0	220.000
403	02	00	00	Alquileres de maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	30.000	0	0	0	0	0	30.000
403	04	00	00	Servicios básicos	533.400	0	0	0	0	0	533.400
403	04	01	00	Electricidad	1.000	0	0	0	0	0	1.000
403	04	03	00	Agua	3.000	0	0	0	0	0	3.000
403	04	04	00	Teléfonos	331.000	0	0	0	0	0	331.000
403	04	05	00	Servicio de comunicaciones	152.400	0	0	0	0	0	152.400
403	04	06	00	Servicio de aseo urbano y domiciliario	46.000	0	0	0	0	0	46.000
403	06	00	00	Servicios de transporte y almacenaje	70.000	0	0	0	0	0	70.000
403	06	01	00	Fletes y embalajes	15.000	0	0	0	0	0	15.000
403	06	03	00	Estacionamiento	50.000	0	0	0	0	0	50.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.000	0	0	0	0	0	5.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	826.000	0	0	0	0	0	826.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO **ACCIÓN CENTRALIZADA:** 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 580002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	01	00	Publicidad y propaganda	390.000	0	0	0	0	0	390.000
403	07	02	00	Imprenta y reproducción	176.000	0	0	0	0	0	176.000
403	07	03	00	Relaciones sociales	180.000	0	0	0	0	0	180.000
403	07	04	00	Avisos	80.000	0	0	0	0	0	80.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	400.000	0	0	0	0	0	400.000
403	08	01	00	Primas y gastos de seguros	350.000	0	0	0	0	0	350.000
403	08	02	00	Comisiones y gastos bancarios	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	3.186.585	0	0	0	0	0	3.186.585
403	09	01	00	Viáticos y pasajes dentro del país	2.715.585	0	0	0	0	0	2.715.585
403	09	02	00	Viáticos y pasajes fuera del país	461.000	0	0	0	0	0	461.000
403	09	03	00	Asignación por kilómetros recorridos	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	4.144.000	0	0	0	0	0	4.144.000
403	10	01	00	Servicios jurídicos	20.000	0	0	0	0	0	20.000
403	10	11	00	Servicios para la elaboración y suministro de comida	500.000	0	0	0	0	0	500.000
403	10	99	00	Otros servicios profesionales y técnicos	3.624.000	0	0	0	0	0	3.624.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	256.000	0	0	0	0	0	256.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	256.000	0	0	0	0	0	256.000
403	12	00	00	Conservación y reparaciones menores de obras	10.000	0	0	0	0	0	10.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	10.000	0	0	0	0	0	10.000
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.000.000	0	0	0	0	0	2.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.000.000	0	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	2.186.514	0	0	0	0	0	2.186.514
403	18	01	00	Impuesto al valor agregado	2.186.514	0	0	0	0	0	2.186.514
404	**00**	**00**	**00**	**Activos reales**	**2.192.460**	**0**	**0**	**0**	**0**	**0**	**2.192.460**
404	01	00	00	Repuestos y reparaciones mayores	256.250	0	0	0	0	0	256.250
404	01	01	00	Repuestos mayores	56.250	0	0	0	0	0	56.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 580002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	48.000	0	0	0	0	0	48.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	4.250	0	0	0	0	0	4.250
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	4.000	0	0	0	0	0	4.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	200.000	0	0	0	0	0	200.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	17.430	0	0	0	0	0	17.430
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	17.430	0	0	0	0	0	17.430
404	05	00	00	Equipos de comunicaciones y de señalamiento	501.859	0	0	0	0	0	501.859
404	05	01	00	Equipos de telecomunicaciones	201.859	0	0	0	0	0	201.859
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	0	300.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	146.428	0	0	0	0	0	146.428
404	07	02	00	Equipos de enseñanza, deporte y recreación	146.428	0	0	0	0	0	146.428
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	966.523	0	0	0	0	0	966.523
404	09	01	00	Mobiliario y equipos de oficina	312.799	0	0	0	0	0	312.799
404	09	02	00	Equipos de computación	278.720	0	0	0	0	0	278.720
404	09	03	00	Mobiliario y equipos de alojamiento	75.004	0	0	0	0	0	75.004
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
404	12	00	00	Activos intangibles	200.200	0	0	0	0	0	200.200
404	12	04	00	Paquetes y programas de computación	200.200	0	0	0	0	0	200.200
404	99	00	00	Otros activos reales	103.770	0	0	0	0	0	103.770
404	99	01	00	Otros activos reales	103.770	0	0	0	0	0	103.770
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.200.000**	**0**	**0**	**0**	**0**	**0**	**2.200.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.200.000	0	0	0	0	0	2.200.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.400.000	0	0	0	0	0	1.400.000
411	11	05	00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	800.000	0	0	0	0	0	800.000
				Totales	**22.609.173**	**0**	**0**	**0**	**0**	**0**	**22.609.173**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 580002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.900.000**	**0**	**0**	**0**	**0**	**0**	**1.900.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.900.000	0	0	0	0	0	1.900.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.900.000	0	0	0	0	0	1.900.000
407	01	02	01	Donaciones corrientes a personas	1.900.000	0	0	0	0	0	1.900.000
				Totales	**1.900.000**	**0**	**0**	**0**	**0**	**0**	**1.900.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 580002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**90.380.321**	**0**	**0**	**0**	**0**	**0**	**90.380.321**
407	01	00	00	Transferencias y donaciones corrientes internas	90.380.321	0	0	0	0	0	90.380.321
407	01	03	00	Transferencias corrientes internas al sector público	90.380.321	0	0	0	0	0	90.380.321
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	46.350.721	0	0	0	0	0	46.350.721
407	01	03	08	Transferencias corrientes a entes descentralizados financieros bancarios	44.029.600	0	0	0	0	0	44.029.600
				Totales	**90.380.321**	**0**	**0**	**0**	**0**	**0**	**90.380.321**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**337.420**	**0**	**0**	**0**	**0**	**0**	**337.420**
407	01	00	00	Transferencias y donaciones corrientes internas	337.420	0	0	0	0	0	337.420
407	01	01	00	Transferencias corrientes internas al sector privado	337.420	0	0	0	0	0	337.420
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	99.483	0	0	0	0	0	99.483
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	30.388	0	0	0	0	0	30.388
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	9.948	0	0	0	0	0	9.948
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	180.000	0	0	0	0	0	180.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	17.601	0	0	0	0	0	17.601
				Totales	**337.420**	**0**	**0**	**0**	**0**	**0**	**337.420**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 580003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**337.420**	**0**	**0**	**0**	**0**	**0**	**337.420**
407	01	00	00	Transferencias y donaciones corrientes internas	337.420	0	0	0	0	0	337.420
407	01	01	00	Transferencias corrientes internas al sector privado	337.420	0	0	0	0	0	337.420
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	99.483	0	0	0	0	0	99.483
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	30.388	0	0	0	0	0	30.388
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	9.948	0	0	0	0	0	9.948
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	180.000	0	0	0	0	0	180.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	17.601	0	0	0	0	0	17.601
				Totales	**337.420**	**0**	**0**	**0**	**0**	**0**	**337.420**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	500.000	0	0	0	0	0	500.000
407	01	02	00	Donaciones corrientes internas al sector privado	500.000	0	0	0	0	0	500.000
407	01	02	01	Donaciones corrientes a personas	500.000	0	0	0	0	0	500.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

ACCIÓN CENTRALIZADA: 580007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 580007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	500.000	0	0	0	0	0	500.000
407	01	02	00	Donaciones corrientes internas al sector privado	500.000	0	0	0	0	0	500.000
407	01	02	01	Donaciones corrientes a personas	500.000	0	0	0	0	0	500.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**694.438.977**	**0**	**0**	**0**	**0**	**0**	**694.438.977**
401	01	00	00	Sueldos, salarios y otras retribuciones	71.090.756	0	0	0	0	0	71.090.756
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	15.769.311	0	0	0	0	0	15.769.311
401	01	03	00	Suplencias a empleados	50.000	0	0	0	0	0	50.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.617.107	0	0	0	0	0	2.617.107
401	01	13	00	Suplencias a obreros	90.000	0	0	0	0	0	90.000
401	01	18	00	Remuneraciones al personal contratado	16.224.000	0	0	0	0	0	16.224.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	222.944	0	0	0	0	0	222.944
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	3.183.394	0	0	0	0	0	3.183.394
401	01	99	00	Otras retribuciones	32.934.000	0	0	0	0	0	32.934.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	11.724.052	0	0	0	0	0	11.724.052
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	10.539.635	0	0	0	0	0	10.539.635
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	523.421	0	0	0	0	0	523.421
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	660.996	0	0	0	0	0	660.996
401	03	00	00	Primas	19.909.397	0	0	0	0	0	19.909.397
401	03	08	00	Primas de profesionalización a empleados	2.134.750	0	0	0	0	0	2.134.750
401	03	09	00	Primas por antigüedad a empleados	9.826.187	0	0	0	0	0	9.826.187
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.864.620	0	0	0	0	0	6.864.620
401	03	17	00	Primas de transporte a obreros	30.000	0	0	0	0	0	30.000
401	03	19	00	Primas por hijos de obreros	30.000	0	0	0	0	0	30.000
401	03	21	00	Primas por antigüedad a obreros	1.023.840	0	0	0	0	0	1.023.840
401	04	00	00	Complementos de sueldos y salarios	189.520.797	0	0	0	0	0	189.520.797
401	04	06	00	Complemento a empleados por comisión de servicios	3.395.671	0	0	0	0	0	3.395.671
401	04	08	00	Bono compensatorio de alimentación a empleados	11.622.015	0	0	0	0	0	11.622.015
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	173.231	0	0	0	0	0	173.231
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	156.164	0	0	0	0	0	156.164
401	04	18	00	Bono compensatorio de alimentación a obreros	2.359.800	0	0	0	0	0	2.359.800
401	04	19	00	Bono compensatorio de transporte a obreros	32.400	0	0	0	0	0	32.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.936.915	0	0	0	0	0	3.936.915
401	04	44	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por comisión de servicios	463.608	0	0	0	0	0	463.608

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	511.290	0	0	0	0	0	511.290
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	4.782.604	0	0	0	0	0	4.782.604
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	2.241.810	0	0	0	0	0	2.241.810
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	3.918.867	0	0	0	0	0	3.918.867
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	14.849.532	0	0	0	0	0	14.849.532
401	04	96	00	Otros complementos a empleados	122.208.525	0	0	0	0	0	122.208.525
401	04	97	00	Otros complementos a obreros	5.085.709	0	0	0	0	0	5.085.709
401	04	98	00	Otros complementos al personal contratado	13.782.656	0	0	0	0	0	13.782.656
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	102.981.474	0	0	0	0	0	102.981.474
401	05	01	00	Aguinaldos a empleados	50.595.260	0	0	0	0	0	50.595.260
401	05	02	00	Utilidades legales y convencionales a empleados	509.001	0	0	0	0	0	509.001
401	05	03	00	Bono vacacional a empleados	25.552.132	0	0	0	0	0	25.552.132
401	05	04	00	Aguinaldos a obreros	2.542.854	0	0	0	0	0	2.542.854
401	05	06	00	Bono vacacional a obreros	1.695.236	0	0	0	0	0	1.695.236
401	05	07	00	Aguinaldos al personal contratado	6.866.329	0	0	0	0	0	6.866.329
401	05	08	00	Bono vacacional al personal contratado	1.144.390	0	0	0	0	0	1.144.390
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	1.959.424	0	0	0	0	0	1.959.424
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	979.703	0	0	0	0	0	979.703
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	7.424.763	0	0	0	0	0	7.424.763
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	3.712.382	0	0	0	0	0	3.712.382
401	06	00	00	Aportes patronales y legales	23.994.961	0	0	0	0	0	23.994.961
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.431.824	0	0	0	0	0	3.431.824
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	7.139.110	0	0	0	0	0	7.139.110
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	930.953	0	0	0	0	0	930.953
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	4.759.401	0	0	0	0	0	4.759.401
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	653.559	0	0	0	0	0	653.559
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	419.219	0	0	0	0	0	419.219
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	145.235	0	0	0	0	0	145.235
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	279.479	0	0	0	0	0	279.479
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.090.195	0	0	0	0	0	2.090.195

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	745.306	0	0	0	0	0	745.306
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	166.572	0	0	0	0	0	166.572
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	331.139	0	0	0	0	0	331.139
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	220.753	0	0	0	0	0	220.753
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	590.911	0	0	0	0	0	590.911
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.254.784	0	0	0	0	0	1.254.784
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	836.521	0	0	0	0	0	836.521
401	07	00	00	Asistencia socio-económica	223.583.149	0	0	0	0	0	223.583.149
401	07	01	00	Capacitación y adiestramiento a empleados	1.000.000	0	0	0	0	0	1.000.000
401	07	02	00	Becas a empleados	700.000	0	0	0	0	0	700.000
401	07	03	00	Ayudas por matrimonio a empleados	80.000	0	0	0	0	0	80.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	80.000	0	0	0	0	0	80.000
401	07	05	00	Ayudas por defunción a empleados	80.000	0	0	0	0	0	80.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	100.361.972	0	0	0	0	0	100.361.972
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	23.988.300	0	0	0	0	0	23.988.300
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.592.000	0	0	0	0	0	1.592.000
401	07	10	00	Dotación de uniformes a empleados	1.911.400	0	0	0	0	0	1.911.400
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.764.948	0	0	0	0	0	1.764.948
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	838.500	0	0	0	0	0	838.500
401	07	17	00	Capacitación y adiestramiento a obreros	400.000	0	0	0	0	0	400.000
401	07	18	00	Becas a obreros	300.000	0	0	0	0	0	300.000
401	07	19	00	Ayudas por matrimonio de obreros	80.000	0	0	0	0	0	80.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	80.000	0	0	0	0	0	80.000
401	07	21	00	Ayudas por defunción a obreros	80.000	0	0	0	0	0	80.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	5.248.968	0	0	0	0	0	5.248.968
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	6.499.294	0	0	0	0	0	6.499.294
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.000.000	0	0	0	0	0	1.000.000
401	07	26	00	Dotación de uniformes a obreros	800.000	0	0	0	0	0	800.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	500.000	0	0	0	0	0	500.000
401	07	33	00	Asistencia socio-económica al personal contratado	46.287.396	0	0	0	0	0	46.287.396
401	07	52	00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular	100.000	0	0	0	0	0	100.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	10.000	0	0	0	0	0	10.000
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	10.000	0	0	0	0	0	10.000
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	10.000	0	0	0	0	0	10.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	4.073.048	0	0	0	0	0	4.073.048
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	1.184.607	0	0	0	0	0	1.184.607
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	100.000	0	0	0	0	0	100.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	10.000	0	0	0	0	0	10.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	10.000	0	0	0	0	0	10.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	10.000	0	0	0	0	0	10.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	15.250.438	0	0	0	0	0	15.250.438
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	4.442.278	0	0	0	0	0	4.442.278
401	07	96	00	Otras subvenciones a empleados	2.500.000	0	0	0	0	0	2.500.000
401	07	97	00	Otras subvenciones a obreros	2.000.000	0	0	0	0	0	2.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	51.634.391	0	0	0	0	0	51.634.391
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	35.790.457	0	0	0	0	0	35.790.457
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.064.995	0	0	0	0	0	2.064.995
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.210.896	0	0	0	0	0	6.210.896
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	1.622.756	0	0	0	0	0	1.622.756
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	5.945.287	0	0	0	0	0	5.945.287
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**40.602.224**	**0**	**0**	**0**	**0**	**0**	**40.602.224**
402	01	00	00	Productos alimenticios y agropecuarios	4.634.187	0	0	0	0	0	4.634.187
402	01	01	00	Alimentos y bebidas para personas	4.551.924	0	0	0	0	0	4.551.924
402	01	02	00	Alimentos para animales	82.263	0	0	0	0	0	82.263
402	02	00	00	Productos de minas, canteras y yacimientos	40.577	0	0	0	0	0	40.577
402	02	05	00	Piedra, arcilla, arena y tierra	40.577	0	0	0	0	0	40.577
402	03	00	00	Textiles y vestuarios	3.515.041	0	0	0	0	0	3.515.041

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	430.452	0	0	0	0	0	430.452
402	03	02	00	Prendas de vestir	2.492.104	0	0	0	0	0	2.492.104
402	03	03	00	Calzados	520.541	0	0	0	0	0	520.541
402	03	99	00	Otros productos textiles y vestuarios	71.944	0	0	0	0	0	71.944
402	04	00	00	Productos de cuero y caucho	1.122.018	0	0	0	0	0	1.122.018
402	04	02	00	Productos de cuero y sucedáneos del cuero	32.069	0	0	0	0	0	32.069
402	04	03	00	Cauchos y tripas para vehículos	1.034.855	0	0	0	0	0	1.034.855
402	04	99	00	Otros productos de cuero y caucho	55.094	0	0	0	0	0	55.094
402	05	00	00	Productos de papel, cartón e impresos	6.437.816	0	0	0	0	0	6.437.816
402	05	01	00	Pulpa de madera, papel y cartón	1.476.827	0	0	0	0	0	1.476.827
402	05	02	00	Envases y cajas de papel y cartón	903.388	0	0	0	0	0	903.388
402	05	03	00	Productos de papel y cartón para oficina	1.790.156	0	0	0	0	0	1.790.156
402	05	04	00	Libros, revistas y periódicos	332.678	0	0	0	0	0	332.678
402	05	05	00	Material de enseñanza	489.380	0	0	0	0	0	489.380
402	05	06	00	Productos de papel y cartón para computación	75.297	0	0	0	0	0	75.297
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.328.512	0	0	0	0	0	1.328.512
402	05	99	00	Otros productos de pulpa, papel y cartón	41.578	0	0	0	0	0	41.578
402	06	00	00	Productos químicos y derivados	3.087.528	0	0	0	0	0	3.087.528
402	06	01	00	Sustancias químicas y de uso industrial	14.460	0	0	0	0	0	14.460
402	06	02	00	Abonos, plaguicidas y otros	8.572	0	0	0	0	0	8.572
402	06	03	00	Tintas, pinturas y colorantes	1.320.519	0	0	0	0	0	1.320.519
402	06	04	00	Productos farmacéuticos y medicamentos	241.464	0	0	0	0	0	241.464
402	06	05	00	Productos de tocador	106.460	0	0	0	0	0	106.460
402	06	06	00	Combustibles y lubricantes	701.408	0	0	0	0	0	701.408
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.558	0	0	0	0	0	1.558
402	06	08	00	Productos plásticos	660.177	0	0	0	0	0	660.177
402	06	09	00	Mezclas explosivas	1.925	0	0	0	0	0	1.925
402	06	99	00	Otros productos de la industria química y conexos	30.985	0	0	0	0	0	30.985
402	07	00	00	Productos minerales no metálicos	196.778	0	0	0	0	0	196.778
402	07	01	00	Productos de barro, loza y porcelana	14.202	0	0	0	0	0	14.202
402	07	02	00	Vidrios y productos de vidrio	89.670	0	0	0	0	0	89.670

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	03	00	Productos de arcilla para construcción	30.433	0	0	0	0	0	30.433
402	07	04	00	Cemento, cal y yeso	33.432	0	0	0	0	0	33.432
402	07	99	00	Otros productos minerales no metálicos	29.041	0	0	0	0	0	29.041
402	08	00	00	Productos metálicos	6.277.898	0	0	0	0	0	6.277.898
402	08	01	00	Productos primarios de hierro y acero	105.202	0	0	0	0	0	105.202
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.257.371	0	0	0	0	0	1.257.371
402	08	04	00	Productos metálicos estructurales	43.475	0	0	0	0	0	43.475
402	08	07	00	Material de señalamiento	149.645	0	0	0	0	0	149.645
402	08	08	00	Material de educación	221.030	0	0	0	0	0	221.030
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.046.559	0	0	0	0	0	1.046.559
402	08	10	00	Repuestos y accesorios para otros equipos	3.299.747	0	0	0	0	0	3.299.747
402	08	99	00	Otros productos metálicos	154.869	0	0	0	0	0	154.869
402	09	00	00	Productos de madera	695.572	0	0	0	0	0	695.572
402	09	01	00	Productos primarios de madera	14.492	0	0	0	0	0	14.492
402	09	02	00	Muebles y accesorios de madera para edificaciones	652.097	0	0	0	0	0	652.097
402	09	99	00	Otros productos de madera	28.983	0	0	0	0	0	28.983
402	10	00	00	Productos varios y útiles diversos	13.089.791	0	0	0	0	0	13.089.791
402	10	01	00	Artículos de deporte, recreación y juguetes	993.877	0	0	0	0	0	993.877
402	10	02	00	Materiales y útiles de limpieza y aseo	733.017	0	0	0	0	0	733.017
402	10	03	00	Utensilios de cocina y comedor	215.290	0	0	0	0	0	215.290
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	56.437	0	0	0	0	0	56.437
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.272.149	0	0	0	0	0	3.272.149
402	10	06	00	Condecoraciones, ofrendas y similares	565.972	0	0	0	0	0	565.972
402	10	07	00	Productos de seguridad en el trabajo	1.204.897	0	0	0	0	0	1.204.897
402	10	08	00	Materiales para equipos de computación	3.224.421	0	0	0	0	0	3.224.421
402	10	09	00	Especies timbradas y valores	21.293	0	0	0	0	0	21.293
402	10	10	00	Útiles religiosos	3.099	0	0	0	0	0	3.099
402	10	11	00	Materiales eléctricos	825.729	0	0	0	0	0	825.729
402	10	12	00	Materiales para instalaciones sanitarias	435.088	0	0	0	0	0	435.088
402	10	13	00	Materiales fotográficos	8.704	0	0	0	0	0	8.704
402	10	99	00	Otros productos y útiles diversos	1.529.818	0	0	0	0	0	1.529.818

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	1.505.018	0	0	0	0	0	1.505.018
402	99	01	00	Otros materiales y suministros	1.505.018	0	0	0	0	0	1.505.018
403	**00**	**00**	**00**	**Servicios no personales**	**236.215.590**	**0**	**0**	**0**	**0**	**0**	**236.215.590**
403	01	00	00	Alquileres de inmuebles	4.151.080	0	0	0	0	0	4.151.080
403	01	01	00	Alquileres de edificios y locales	3.829.227	0	0	0	0	0	3.829.227
403	01	02	00	Alquileres de instalaciones culturales y recreativas	321.853	0	0	0	0	0	321.853
403	02	00	00	Alquileres de maquinaria y equipos	2.670.838	0	0	0	0	0	2.670.838
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	59.692	0	0	0	0	0	59.692
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.970.187	0	0	0	0	0	1.970.187
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	129.492	0	0	0	0	0	129.492
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	96.555	0	0	0	0	0	96.555
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	353.976	0	0	0	0	0	353.976
403	02	99	00	Alquileres de otras maquinaria y equipos	60.936	0	0	0	0	0	60.936
403	03	00	00	Derechos sobre bienes intangibles	65.936	0	0	0	0	0	65.936
403	03	02	00	Derechos de autor	12.528	0	0	0	0	0	12.528
403	03	03	00	Paquetes y programas de computación	53.408	0	0	0	0	0	53.408
403	04	00	00	Servicios básicos	3.528.678	0	0	0	0	0	3.528.678
403	04	01	00	Electricidad	446.680	0	0	0	0	0	446.680
403	04	02	00	Gas	61.970	0	0	0	0	0	61.970
403	04	03	00	Agua	62.242	0	0	0	0	0	62.242
403	04	04	00	Teléfonos	2.085.160	0	0	0	0	0	2.085.160
403	04	05	00	Servicio de comunicaciones	677.009	0	0	0	0	0	677.009
403	04	06	00	Servicio de aseo urbano y domiciliario	71.677	0	0	0	0	0	71.677
403	04	07	00	Servicio de condominio	123.940	0	0	0	0	0	123.940
403	06	00	00	Servicios de transporte y almacenaje	911.323	0	0	0	0	0	911.323
403	06	01	00	Fletes y embalajes	325.167	0	0	0	0	0	325.167
403	06	02	00	Almacenaje	309.850	0	0	0	0	0	309.850
403	06	03	00	Estacionamiento	91.174	0	0	0	0	0	91.174
403	06	04	00	Peaje	12.987	0	0	0	0	0	12.987
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	172.145	0	0	0	0	0	172.145
403	07	00	00	Servicios de información, impresión y relaciones públicas	56.112.933	0	0	0	0	0	56.112.933

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	01	00	Publicidad y propaganda	31.173.891	0	0	0	0	0	31.173.891
403	07	02	00	Imprenta y reproducción	4.898.057	0	0	0	0	0	4.898.057
403	07	03	00	Relaciones sociales	13.788.148	0	0	0	0	0	13.788.148
403	07	04	00	Avisos	6.252.837	0	0	0	0	0	6.252.837
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.256.647	0	0	0	0	0	3.256.647
403	08	01	00	Primas y gastos de seguros	3.194.296	0	0	0	0	0	3.194.296
403	08	02	00	Comisiones y gastos bancarios	31.366	0	0	0	0	0	31.366
403	08	03	00	Comisiones y gastos de adquisición de seguros	30.985	0	0	0	0	0	30.985
403	09	00	00	Viáticos y pasajes	32.218.371	0	0	0	0	0	32.218.371
403	09	01	00	Viáticos y pasajes dentro del país	20.222.546	0	0	0	0	0	20.222.546
403	09	02	00	Viáticos y pasajes fuera del país	11.788.579	0	0	0	0	0	11.788.579
403	09	03	00	Asignación por kilómetros recorridos	207.246	0	0	0	0	0	207.246
403	10	00	00	Servicios profesionales y técnicos	38.383.946	0	0	0	0	0	38.383.946
403	10	01	00	Servicios jurídicos	799.165	0	0	0	0	0	799.165
403	10	03	00	Servicios de procesamiento de datos	4.010.340	0	0	0	0	0	4.010.340
403	10	04	00	Servicios de ingeniería y arquitectónicos	280.000	0	0	0	0	0	280.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	6.380	0	0	0	0	0	6.380
403	10	07	00	Servicios de capacitación y adiestramiento	6.985.011	0	0	0	0	0	6.985.011
403	10	09	00	Servicios de lavandería y tintorería	475.680	0	0	0	0	0	475.680
403	10	10	00	Servicios de vigilancia	422.156	0	0	0	0	0	422.156
403	10	11	00	Servicios para la elaboración y suministro de comida	3.096.231	0	0	0	0	0	3.096.231
403	10	99	00	Otros servicios profesionales y técnicos	22.308.983	0	0	0	0	0	22.308.983
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.670.648	0	0	0	0	0	6.670.648
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	367.284	0	0	0	0	0	367.284
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.148.455	0	0	0	0	0	3.148.455
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	351.622	0	0	0	0	0	351.622
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	290.000	0	0	0	0	0	290.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	54.693	0	0	0	0	0	54.693
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	6.672	0	0	0	0	0	6.672
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	391.579	0	0	0	0	0	391.579

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.060.343	0	0	0	0	0	2.060.343
403	12	00	00	Conservación y reparaciones menores de obras	7.726.550	0	0	0	0	0	7.726.550
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	959.458	0	0	0	0	0	959.458
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	6.767.092	0	0	0	0	0	6.767.092
403	13	00	00	Servicios de construcciones temporales	67.091	0	0	0	0	0	67.091
403	13	01	00	Servicios de construcciones temporales	67.091	0	0	0	0	0	67.091
403	15	00	00	Servicios fiscales	899.062	0	0	0	0	0	899.062
403	15	01	00	Derechos de importación y servicios aduaneros	370.925	0	0	0	0	0	370.925
403	15	02	00	Tasas y otros derechos obligatorios	241.659	0	0	0	0	0	241.659
403	15	03	00	Asignación a agentes de especies fiscales	30.985	0	0	0	0	0	30.985
403	15	99	00	Otros servicios fiscales	255.493	0	0	0	0	0	255.493
403	16	00	00	Servicios de diversión, esparcimiento y culturales	7.774.893	0	0	0	0	0	7.774.893
403	16	01	00	Servicios de diversión, esparcimiento y culturales	7.774.893	0	0	0	0	0	7.774.893
403	18	00	00	Impuestos indirectos	65.566.362	0	0	0	0	0	65.566.362
403	18	01	00	Impuesto al valor agregado	65.483.209	0	0	0	0	0	65.483.209
403	18	99	00	Otros impuestos indirectos	83.153	0	0	0	0	0	83.153
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	100.482	0	0	0	0	0	100.482
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	100.482	0	0	0	0	0	100.482
403	99	00	00	Otros servicios no personales	6.110.750	0	0	0	0	0	6.110.750
403	99	01	00	Otros servicios no personales	6.110.750	0	0	0	0	0	6.110.750
404	**00**	**00**	**00**	**Activos reales**	**405.774.289**	**0**	**0**	**0**	**0**	**0**	**405.774.289**
404	01	00	00	Repuestos y reparaciones mayores	4.870.067	0	0	0	0	0	4.870.067
404	01	01	00	Repuestos mayores	3.301.881	0	0	0	0	0	3.301.881
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	29.793	0	0	0	0	0	29.793
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	0	2.000.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	48.166	0	0	0	0	0	48.166
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	294.054	0	0	0	0	0	294.054
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	779.868	0	0	0	0	0	779.868
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	150.000	0	0	0	0	0	150.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.568.186	0	0	0	0	0	1.568.186
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	870.000	0	0	0	0	0	870.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	48.186	0	0	0	0	0	48.186
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	200.000	0	0	0	0	0	200.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	150.000	0	0	0	0	0	150.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	229.289.641	0	0	0	0	0	229.289.641
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	28.792.263	0	0	0	0	0	28.792.263
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	200.497.378	0	0	0	0	0	200.497.378
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.905.612	0	0	0	0	0	4.905.612
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	280.000	0	0	0	0	0	280.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	28.199	0	0	0	0	0	28.199
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.578.287	0	0	0	0	0	2.578.287
404	03	05	00	Maquinaria y equipos industriales y de taller	119.403	0	0	0	0	0	119.403
404	03	06	00	Maquinaria y equipos de energía	480.363	0	0	0	0	0	480.363
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	1.419.360	0	0	0	0	0	1.419.360
404	04	00	00	Equipos de transporte, tracción y elevación	47.788.690	0	0	0	0	0	47.788.690
404	04	01	00	Vehículos automotores terrestres	47.242.848	0	0	0	0	0	47.242.848
404	04	05	00	Vehículos de tracción no motorizados	140.000	0	0	0	0	0	140.000
404	04	06	00	Equipos auxiliares de transporte	290.000	0	0	0	0	0	290.000
404	04	99	00	Otros equipos de transporte, tracción y elevación	115.842	0	0	0	0	0	115.842
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.658.342	0	0	0	0	0	7.658.342
404	05	01	00	Equipos de telecomunicaciones	6.770.577	0	0	0	0	0	6.770.577
404	05	02	00	Equipos de señalamiento	57.000	0	0	0	0	0	57.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	830.765	0	0	0	0	0	830.765
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	280.000	0	0	0	0	0	280.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	280.000	0	0	0	0	0	280.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.273.632	0	0	0	0	0	1.273.632
404	07	01	00	Equipos científicos y de laboratorio	873.149	0	0	0	0	0	873.149
404	07	02	00	Equipos de enseñanza, deporte y recreación	7.593	0	0	0	0	0	7.593
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	364.890	0	0	0	0	0	364.890
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	28.000	0	0	0	0	0	28.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	24.181.009	0	0	0	0	0	24.181.009
404	09	01	00	Mobiliario y equipos de oficina	12.194.092	0	0	0	0	0	12.194.092
404	09	02	00	Equipos de computación	11.461.850	0	0	0	0	0	11.461.850
404	09	03	00	Mobiliario y equipos de alojamiento	312.400	0	0	0	0	0	312.400
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	212.667	0	0	0	0	0	212.667
404	11	00	00	Inmuebles, maquinaria y equipos usados	81.329.809	0	0	0	0	0	81.329.809
404	11	02	00	Adquisición de edificios e instalaciones	80.000.000	0	0	0	0	0	80.000.000
404	11	05	00	Adquisición de maquinaria y equipos usados	1.329.809	0	0	0	0	0	1.329.809
404	11	05	01	Maquinaria y demás equipos de construcción, campo, industria y taller	24.391	0	0	0	0	0	24.391
404	11	05	03	Equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	11	05	04	Equipos médico - quirúrgicos, dentales y de veterinaria	10.171	0	0	0	0	0	10.171
404	11	05	05	Equipos científicos, religiosos, de enseñanza y recreación	20.055	0	0	0	0	0	20.055
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	1.255.192	0	0	0	0	0	1.255.192
404	12	00	00	Activos intangibles	2.816.765	0	0	0	0	0	2.816.765
404	12	04	00	Paquetes y programas de computación	2.751.288	0	0	0	0	0	2.751.288
404	12	05	00	Estudios y proyectos	28.225	0	0	0	0	0	28.225
404	12	99	00	Otros activos intangibles	37.252	0	0	0	0	0	37.252
404	15	00	00	Construcciones del dominio privado	900.000	0	0	0	0	0	900.000
404	15	02	00	Construcciones de edificaciones militares y de seguridad	900.000	0	0	0	0	0	900.000
404	99	00	00	Otros activos reales	480.722	0	0	0	0	0	480.722
404	99	01	00	Otros activos reales	480.722	0	0	0	0	0	480.722
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.603.599.765**	**4.214.506.927**	**0**	**0**	**0**	**0**	**5.818.106.692**
407	01	00	00	Transferencias y donaciones corrientes internas	1.602.158.307	0	0	0	0	0	1.602.158.307
407	01	01	00	Transferencias corrientes internas al sector privado	8.761.606	0	0	0	0	0	8.761.606
407	01	01	01	Pensiones del personal empleado, obrero y militar	592.212	0	0	0	0	0	592.212
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	1.658.194	0	0	0	0	0	1.658.194
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	259.093	0	0	0	0	0	259.093
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	550.881	0	0	0	0	0	550.881
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.408.180	0	0	0	0	0	1.408.180
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	518.186	0	0	0	0	0	518.186
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	736.387	0	0	0	0	0	736.387

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.565.700	0	0	0	0	0	1.565.700
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	1.472.773	0	0	0	0	0	1.472.773
407	01	02	00	Donaciones corrientes internas al sector privado	5.941.413	0	0	0	0	0	5.941.413
407	01	02	01	Donaciones corrientes a personas	5.491.413	0	0	0	0	0	5.491.413
407	01	02	02	Donaciones corrientes a instituciones sin fines de lucro	450.000	0	0	0	0	0	450.000
407	01	03	00	Transferencias corrientes internas al sector público	1.587.127.231	0	0	0	0	0	1.587.127.231
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	440.461.167	0	0	0	0	0	440.461.167
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.146.666.064	0	0	0	0	0	1.146.666.064
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	118.442	0	0	0	0	0	118.442
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	40.891	0	0	0	0	0	40.891
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	86.942	0	0	0	0	0	86.942
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	81.782	0	0	0	0	0	81.782
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.300.000	0	0	0	0	0	1.300.000
407	02	01	00	Transferencias corrientes al exterior	1.300.000	0	0	0	0	0	1.300.000
407	02	01	04	Transferencias corrientes a organismos internacionales	1.300.000	0	0	0	0	0	1.300.000
407	03	00	00	Transferencias y donaciones de capital internas	0	4.214.506.927	0	0	0	0	4.214.506.927
407	03	03	00	Transferencias de capital internas al sector público	0	4.214.506.927	0	0	0	0	4.214.506.927
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	4.214.506.927	0	0	0	0	4.214.506.927
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	141.458	0	0	0	0	0	141.458
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	141.458	0	0	0	0	0	141.458
407	12	01	01	Transferencias Corrientes a Consejos Comunales	141.458	0	0	0	0	0	141.458
				Totales	**2.980.630.845**	**4.214.506.927**	**0**	**0**	**0**	**0**	**7.195.137.772**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 113173 590027000 MARCO JURÍDICO DEL SECTOR DE LA ENERGÍA ELÉCTRICA Y ENERGÍAS ALTERNATIVAS

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INSTRUMENTO LEGAL **META:** 27

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**57.182**	**0**	**0**	**0**	**0**	**0**	**57.182**
402	05	00	00	Productos de papel, cartón e impresos	25.000	0	0	0	0	0	25.000
402	05	03	00	Productos de papel y cartón para oficina	25.000	0	0	0	0	0	25.000
402	10	00	00	Productos varios y útiles diversos	32.182	0	0	0	0	0	32.182
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	24.000	0	0	0	0	0	24.000
402	10	08	00	Materiales para equipos de computación	8.182	0	0	0	0	0	8.182
403	**00**	**00**	**00**	**Servicios no personales**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
403	09	00	00	Viáticos y pasajes	89.286	0	0	0	0	0	89.286
403	09	01	00	Viáticos y pasajes dentro del país	89.286	0	0	0	0	0	89.286
403	18	00	00	Impuestos indirectos	10.714	0	0	0	0	0	10.714
403	18	01	00	Impuesto al valor agregado	10.714	0	0	0	0	0	10.714
				Totales	**157.182**	**0**	**0**	**0**	**0**	**0**	**157.182**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 59 - 14

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 113173 590027000 MARCO JURÍDICO DEL SECTOR DE LA ENERGÍA ELÉCTRICA Y ENERGÍAS ALTERNATIVAS

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INSTRUMENTO LEGAL **META:** 27

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 113173 590027000 MARCO JURÍDICO DEL SECTOR DE LA ENERGÍA ELÉCTRICA Y ENERGÍAS ALTERNATIVAS

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INSTRUMENTO LEGAL **META:** 27

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590027004 REALIZAR INFORMES TÉCNICOS VINCULADOS CON LAS ENERGÍAS ALTERNATIVAS, SOBRE NECESIDADES Y DEFICIENCIAS JURÍDICAS

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 6

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**94.643**	**0**	**0**	**0**	**0**	0	**94.643**
403	09	00	00	Viáticos y pasajes	89.286	0	0	0	0	0	89.286
403	09	01	00	Viáticos y pasajes dentro del país	89.286	0	0	0	0	0	89.286
403	18	00	00	Impuestos indirectos	5.357	0	0	0	0	0	5.357
403	18	01	00	Impuesto al valor agregado	5.357	0	0	0	0	0	5.357
				Totales	**94.643**	**0**	**0**	**0**	**0**	0	**94.643**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 113173 590027000 MARCO JURÍDICO DEL SECTOR DE LA ENERGÍA ELÉCTRICA Y ENERGÍAS ALTERNATIVAS

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INSTRUMENTO LEGAL **META:** 27

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590027005 ELABORAR LAS PROPUESTAS DE LEYES Y REGLAMENTOS Y NORMAS DE RANGO SUBLEGAL SOBRE LA MATERIA

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO **META:** 15

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**57.182**	**0**	**0**	**0**	**0**	0	**57.182**
402	05	00	00	Productos de papel, cartón e impresos	25.000	0	0	0	0	0	25.000
402	05	03	00	Productos de papel y cartón para oficina	25.000	0	0	0	0	0	25.000
402	10	00	00	Productos varios y útiles diversos	32.182	0	0	0	0	0	32.182
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	24.000	0	0	0	0	0	24.000
402	10	08	00	Materiales para equipos de computación	8.182	0	0	0	0	0	8.182
403	**00**	**00**	**00**	**Servicios no personales**	**5.357**	**0**	**0**	**0**	**0**	0	**5.357**
403	18	00	00	Impuestos indirectos	5.357	0	0	0	0	0	5.357
403	18	01	00	Impuesto al valor agregado	5.357	0	0	0	0	0	5.357
				Totales	**62.539**	**0**	**0**	**0**	**0**	0	**62.539**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115954 590037000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.917.692**	**0**	**0**	**0**	**0**	**0**	**6.917.692**
402	01	00	00	Productos alimenticios y agropecuarios	274.177	0	0	0	0	0	274.177
402	01	01	00	Alimentos y bebidas para personas	274.177	0	0	0	0	0	274.177
402	03	00	00	Textiles y vestuarios	262.023	0	0	0	0	0	262.023
402	03	01	00	Textiles	28.313	0	0	0	0	0	28.313
402	03	02	00	Prendas de vestir	233.710	0	0	0	0	0	233.710
402	05	00	00	Productos de papel, cartón e impresos	281.047	0	0	0	0	0	281.047
402	05	01	00	Pulpa de madera, papel y cartón	195.557	0	0	0	0	0	195.557
402	05	02	00	Envases y cajas de papel y cartón	70.207	0	0	0	0	0	70.207
402	05	04	00	Libros, revistas y periódicos	15.283	0	0	0	0	0	15.283
402	06	00	00	Productos químicos y derivados	402.981	0	0	0	0	0	402.981
402	06	01	00	Sustancias químicas y de uso industrial	14.460	0	0	0	0	0	14.460
402	06	02	00	Abonos, plaguicidas y otros	1.417	0	0	0	0	0	1.417
402	06	03	00	Tintas, pinturas y colorantes	152.767	0	0	0	0	0	152.767
402	06	04	00	Productos farmacéuticos y medicamentos	14.157	0	0	0	0	0	14.157
402	06	06	00	Combustibles y lubricantes	220.180	0	0	0	0	0	220.180
402	07	00	00	Productos minerales no metálicos	4.247	0	0	0	0	0	4.247
402	07	04	00	Cemento, cal y yeso	4.247	0	0	0	0	0	4.247
402	08	00	00	Productos metálicos	3.060.567	0	0	0	0	0	3.060.567
402	08	01	00	Productos primarios de hierro y acero	11.327	0	0	0	0	0	11.327
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	247.828	0	0	0	0	0	247.828
402	08	09	00	Repuestos y accesorios para equipos de transporte	261.042	0	0	0	0	0	261.042
402	08	10	00	Repuestos y accesorios para otros equipos	2.540.370	0	0	0	0	0	2.540.370
402	10	00	00	Productos varios y útiles diversos	2.632.650	0	0	0	0	0	2.632.650
402	10	02	00	Materiales y útiles de limpieza y aseo	253.343	0	0	0	0	0	253.343
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	118.953	0	0	0	0	0	118.953
402	10	06	00	Condecoraciones, ofrendas y similares	17.130	0	0	0	0	0	17.130
402	10	07	00	Productos de seguridad en el trabajo	183.477	0	0	0	0	0	183.477
402	10	08	00	Materiales para equipos de computación	933.177	0	0	0	0	0	933.177

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115954 590037000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	09	00	Especies timbradas y valores	1.143	0	0	0	0	0	1.143
402	10	11	00	Materiales eléctricos	341.653	0	0	0	0	0	341.653
402	10	13	00	Materiales fotográficos	1.417	0	0	0	0	0	1.417
402	10	99	00	Otros productos y útiles diversos	782.357	0	0	0	0	0	782.357
403	**00**	**00**	**00**	**Servicios no personales**	**31.779.835**	**0**	**0**	**0**	**0**	**0**	**31.779.835**
403	02	00	00	Alquileres de maquinaria y equipos	432.827	0	0	0	0	0	432.827
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	92.947	0	0	0	0	0	92.947
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	339.880	0	0	0	0	0	339.880
403	04	00	00	Servicios básicos	378.943	0	0	0	0	0	378.943
403	04	01	00	Electricidad	135.900	0	0	0	0	0	135.900
403	04	03	00	Agua	31.257	0	0	0	0	0	31.257
403	04	04	00	Teléfonos	195.043	0	0	0	0	0	195.043
403	04	05	00	Servicio de comunicaciones	7.036	0	0	0	0	0	7.036
403	04	06	00	Servicio de aseo urbano y domiciliario	9.707	0	0	0	0	0	9.707
403	06	00	00	Servicios de transporte y almacenaje	60.806	0	0	0	0	0	60.806
403	06	01	00	Fletes y embalajes	14.637	0	0	0	0	0	14.637
403	06	03	00	Estacionamiento	10.903	0	0	0	0	0	10.903
403	06	04	00	Peaje	593	0	0	0	0	0	593
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	34.673	0	0	0	0	0	34.673
403	07	00	00	Servicios de información, impresión y relaciones públicas	94.553	0	0	0	0	0	94.553
403	07	02	00	Imprenta y reproducción	94.553	0	0	0	0	0	94.553
403	09	00	00	Viáticos y pasajes	5.123.132	0	0	0	0	0	5.123.132
403	09	01	00	Viáticos y pasajes dentro del país	3.630.123	0	0	0	0	0	3.630.123
403	09	02	00	Viáticos y pasajes fuera del país	1.285.763	0	0	0	0	0	1.285.763
403	09	03	00	Asignación por kilómetros recorridos	207.246	0	0	0	0	0	207.246
403	10	00	00	Servicios profesionales y técnicos	9.196.743	0	0	0	0	0	9.196.743
403	10	03	00	Servicios de procesamiento de datos	1.912.960	0	0	0	0	0	1.912.960
403	10	07	00	Servicios de capacitación y adiestramiento	1.965.896	0	0	0	0	0	1.965.896
403	10	09	00	Servicios de lavandería y tintorería	9.570	0	0	0	0	0	9.570

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115954 590037000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	10	00	Servicios de vigilancia	259.800	0	0	0	0	0	259.800
403	10	99	00	Otros servicios profesionales y técnicos	5.048.517	0	0	0	0	0	5.048.517
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.883.843	0	0	0	0	0	2.883.843
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	78.870	0	0	0	0	0	78.870
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	839.553	0	0	0	0	0	839.553
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	216.796	0	0	0	0	0	216.796
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	74.704	0	0	0	0	0	74.704
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.673.920	0	0	0	0	0	1.673.920
403	12	00	00	Conservación y reparaciones menores de obras	6.753.073	0	0	0	0	0	6.753.073
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	6.753.073	0	0	0	0	0	6.753.073
403	16	00	00	Servicios de diversión, esparcimiento y culturales	36.263	0	0	0	0	0	36.263
403	16	01	00	Servicios de diversión, esparcimiento y culturales	36.263	0	0	0	0	0	36.263
403	18	00	00	Impuestos indirectos	5.425.217	0	0	0	0	0	5.425.217
403	18	01	00	Impuesto al valor agregado	5.425.217	0	0	0	0	0	5.425.217
403	99	00	00	Otros servicios no personales	1.394.435	0	0	0	0	0	1.394.435
403	99	01	00	Otros servicios no personales	1.394.435	0	0	0	0	0	1.394.435
404	**00**	**00**	**00**	**Activos reales**	**15.790.180**	**0**	**0**	**0**	**0**	**0**	**15.790.180**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.538.763	0	0	0	0	0	1.538.763
404	03	05	00	Maquinaria y equipos industriales y de taller	119.403	0	0	0	0	0	119.403
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	1.419.360	0	0	0	0	0	1.419.360
404	04	00	00	Equipos de transporte, tracción y elevación	2.838.723	0	0	0	0	0	2.838.723
404	04	01	00	Vehículos automotores terrestres	2.838.723	0	0	0	0	0	2.838.723
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.731.203	0	0	0	0	0	4.731.203
404	05	01	00	Equipos de telecomunicaciones	4.731.203	0	0	0	0	0	4.731.203
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.372.385	0	0	0	0	0	6.372.385
404	09	01	00	Mobiliario y equipos de oficina	2.747.143	0	0	0	0	0	2.747.143
404	09	02	00	Equipos de computación	3.492.768	0	0	0	0	0	3.492.768
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	132.474	0	0	0	0	0	132.474

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115954 590037000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	11	00	00	Inmuebles, maquinaria y equipos usados	309.106	0	0	0	0	0	309.106
404	11	05	00	Adquisición de maquinaria y equipos usados	309.106	0	0	0	0	0	309.106
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	309.106	0	0	0	0	0	309.106
				Totales	**54.487.707**	**0**	**0**	**0**	**0**	**0**	**54.487.707**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115954 590037000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115954 590037000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 590037001 SUPERVISIÓN DEL COMPORTAMIENTO DEL SISTEMA ELÉCTRICO NACIONAL MEDIANTE EL PANEL DE CONTROL NACIONAL

UNIDAD DE MEDIDA: REPORTE **META:** 366

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / CENTRO NACIONAL DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.075.307**	**0**	**0**	**0**	**0**	0	**2.075.307**
402	01	00	00	Productos alimenticios y agropecuarios	82.253	0	0	0	0	0	82.253
402	01	01	00	Alimentos y bebidas para personas	82.253	0	0	0	0	0	82.253
402	03	00	00	Textiles y vestuarios	78.607	0	0	0	0	0	78.607
402	03	01	00	Textiles	8.494	0	0	0	0	0	8.494
402	03	02	00	Prendas de vestir	70.113	0	0	0	0	0	70.113
402	05	00	00	Productos de papel, cartón e impresos	84.314	0	0	0	0	0	84.314
402	05	01	00	Pulpa de madera, papel y cartón	58.667	0	0	0	0	0	58.667
402	05	02	00	Envases y cajas de papel y cartón	21.062	0	0	0	0	0	21.062
402	05	04	00	Libros, revistas y periódicos	4.585	0	0	0	0	0	4.585
402	06	00	00	Productos químicos y derivados	120.894	0	0	0	0	0	120.894
402	06	01	00	Sustancias químicas y de uso industrial	4.338	0	0	0	0	0	4.338
402	06	02	00	Abonos, plaguicidas y otros	425	0	0	0	0	0	425
402	06	03	00	Tintas, pinturas y colorantes	45.830	0	0	0	0	0	45.830
402	06	04	00	Productos farmacéuticos y medicamentos	4.247	0	0	0	0	0	4.247
402	06	06	00	Combustibles y lubricantes	66.054	0	0	0	0	0	66.054
402	07	00	00	Productos minerales no metálicos	1.274	0	0	0	0	0	1.274
402	07	04	00	Cemento, cal y yeso	1.274	0	0	0	0	0	1.274
402	08	00	00	Productos metálicos	929.420	0	0	0	0	0	929.420
402	08	01	00	Productos primarios de hierro y acero	3.398	0	0	0	0	0	3.398
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	81.134	0	0	0	0	0	81.134
402	08	09	00	Repuestos y accesorios para equipos de transporte	82.777	0	0	0	0	0	82.777
402	08	10	00	Repuestos y accesorios para otros equipos	762.111	0	0	0	0	0	762.111
402	10	00	00	Productos varios y útiles diversos	778.545	0	0	0	0	0	778.545

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115954 590037000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590037001 SUPERVISIÓN DEL COMPORTAMIENTO DEL SISTEMA ELÉCTRICO NACIONAL MEDIANTE EL PANEL DE CONTROL NACIONAL

UNIDAD DE MEDIDA: REPORTE **META:** 366

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / CENTRO NACIONAL DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	76.003	0	0	0	0	0	76.003
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	35.686	0	0	0	0	0	35.686
402	10	06	00	Condecoraciones, ofrendas y similares	5.139	0	0	0	0	0	5.139
402	10	07	00	Productos de seguridad en el trabajo	55.043	0	0	0	0	0	55.043
402	10	08	00	Materiales para equipos de computación	279.953	0	0	0	0	0	279.953
402	10	09	00	Especies timbradas y valores	343	0	0	0	0	0	343
402	10	11	00	Materiales eléctricos	102.496	0	0	0	0	0	102.496
402	10	13	00	Materiales fotográficos	425	0	0	0	0	0	425
402	10	99	00	Otros productos y útiles diversos	223.457	0	0	0	0	0	223.457
403	**00**	**00**	**00**	**Servicios no personales**	**9.533.966**	**0**	**0**	**0**	**0**	**0**	**9.533.966**
403	02	00	00	Alquileres de maquinaria y equipos	129.848	0	0	0	0	0	129.848
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	27.884	0	0	0	0	0	27.884
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	101.964	0	0	0	0	0	101.964
403	04	00	00	Servicios básicos	113.683	0	0	0	0	0	113.683
403	04	01	00	Electricidad	40.770	0	0	0	0	0	40.770
403	04	03	00	Agua	9.377	0	0	0	0	0	9.377
403	04	04	00	Teléfonos	58.513	0	0	0	0	0	58.513
403	04	05	00	Servicio de comunicaciones	2.111	0	0	0	0	0	2.111
403	04	06	00	Servicio de aseo urbano y domiciliario	2.912	0	0	0	0	0	2.912
403	06	00	00	Servicios de transporte y almacenaje	18.242	0	0	0	0	0	18.242
403	06	01	00	Fletes y embalajes	4.531	0	0	0	0	0	4.531
403	06	03	00	Estacionamiento	3.131	0	0	0	0	0	3.131
403	06	04	00	Peaje	178	0	0	0	0	0	178
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	10.402	0	0	0	0	0	10.402

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115954 590037000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 590037001 SUPERVISIÓN DEL COMPORTAMIENTO DEL SISTEMA ELÉCTRICO NACIONAL MEDIANTE EL PANEL DE CONTROL NACIONAL

UNIDAD DE MEDIDA: REPORTE **META:** 366

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / CENTRO NACIONAL DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	28.366	0	0	0	0	0	28.366
403	07	02	00	Imprenta y reproducción	28.366	0	0	0	0	0	28.366
403	09	00	00	Viáticos y pasajes	1.537.223	0	0	0	0	0	1.537.223
403	09	01	00	Viáticos y pasajes dentro del país	1.089.037	0	0	0	0	0	1.089.037
403	09	02	00	Viáticos y pasajes fuera del país	385.729	0	0	0	0	0	385.729
403	09	03	00	Asignación por kilómetros recorridos	62.457	0	0	0	0	0	62.457
403	10	00	00	Servicios profesionales y técnicos	2.759.023	0	0	0	0	0	2.759.023
403	10	03	00	Servicios de procesamiento de datos	573.888	0	0	0	0	0	573.888
403	10	07	00	Servicios de capacitación y adiestramiento	589.769	0	0	0	0	0	589.769
403	10	09	00	Servicios de lavandería y tintorería	2.871	0	0	0	0	0	2.871
403	10	10	00	Servicios de vigilancia	77.940	0	0	0	0	0	77.940
403	10	99	00	Otros servicios profesionales y técnicos	1.514.555	0	0	0	0	0	1.514.555
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	865.153	0	0	0	0	0	865.153
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	23.661	0	0	0	0	0	23.661
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	251.866	0	0	0	0	0	251.866
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	65.039	0	0	0	0	0	65.039
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	22.411	0	0	0	0	0	22.411
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	502.176	0	0	0	0	0	502.176
403	12	00	00	Conservación y reparaciones menores de obras	2.025.654	0	0	0	0	0	2.025.654
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	2.025.654	0	0	0	0	0	2.025.654
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.879	0	0	0	0	0	10.879
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.879	0	0	0	0	0	10.879
403	18	00	00	Impuestos indirectos	1.627.565	0	0	0	0	0	1.627.565

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115954 590037000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590037001 SUPERVISIÓN DEL COMPORTAMIENTO DEL SISTEMA ELÉCTRICO NACIONAL MEDIANTE EL PANEL DE CONTROL NACIONAL

UNIDAD DE MEDIDA: REPORTE **META:** 366

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / CENTRO NACIONAL DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	1.627.565	0	0	0	0	0	1.627.565
403	99	00	00	Otros servicios no personales	418.330	0	0	0	0	0	418.330
403	99	01	00	Otros servicios no personales	418.330	0	0	0	0	0	418.330
404	**00**	**00**	**00**	**Activos reales**	**4.737.039**	**0**	**0**	**0**	**0**	0	**4.737.039**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	461.629	0	0	0	0	0	461.629
404	03	05	00	Maquinaria y equipos industriales y de taller	35.821	0	0	0	0	0	35.821
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	425.808	0	0	0	0	0	425.808
404	04	00	00	Equipos de transporte, tracción y elevación	851.617	0	0	0	0	0	851.617
404	04	01	00	Vehículos automotores terrestres	851.617	0	0	0	0	0	851.617
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.419.361	0	0	0	0	0	1.419.361
404	05	01	00	Equipos de telecomunicaciones	1.419.361	0	0	0	0	0	1.419.361
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.004.432	0	0	0	0	0	2.004.432
404	09	01	00	Mobiliario y equipos de oficina	824.143	0	0	0	0	0	824.143
404	09	02	00	Equipos de computación	1.047.815	0	0	0	0	0	1.047.815
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	132.474	0	0	0	0	0	132.474
				Totales	**16.346.312**	**0**	**0**	**0**	**0**	0	**16.346.312**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115954 590037000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590037002 COORDINACIÓN DEL SISTEMA ELÉCTRICO NACIONAL PARA EL DESPACHO DE CARGA

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 366

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / CENTRO NACIONAL DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.075.307**	**0**	**0**	**0**	**0**	0	**2.075.307**
402	01	00	00	Productos alimenticios y agropecuarios	82.253	0	0	0	0	0	82.253
402	01	01	00	Alimentos y bebidas para personas	82.253	0	0	0	0	0	82.253
402	03	00	00	Textiles y vestuarios	78.607	0	0	0	0	0	78.607
402	03	01	00	Textiles	8.494	0	0	0	0	0	8.494
402	03	02	00	Prendas de vestir	70.113	0	0	0	0	0	70.113
402	05	00	00	Productos de papel, cartón e impresos	84.314	0	0	0	0	0	84.314
402	05	01	00	Pulpa de madera, papel y cartón	58.667	0	0	0	0	0	58.667
402	05	02	00	Envases y cajas de papel y cartón	21.062	0	0	0	0	0	21.062
402	05	04	00	Libros, revistas y periódicos	4.585	0	0	0	0	0	4.585
402	06	00	00	Productos químicos y derivados	120.894	0	0	0	0	0	120.894
402	06	01	00	Sustancias químicas y de uso industrial	4.338	0	0	0	0	0	4.338
402	06	02	00	Abonos, plaguicidas y otros	425	0	0	0	0	0	425
402	06	03	00	Tintas, pinturas y colorantes	45.830	0	0	0	0	0	45.830
402	06	04	00	Productos farmacéuticos y medicamentos	4.247	0	0	0	0	0	4.247
402	06	06	00	Combustibles y lubricantes	66.054	0	0	0	0	0	66.054
402	07	00	00	Productos minerales no metálicos	1.274	0	0	0	0	0	1.274
402	07	04	00	Cemento, cal y yeso	1.274	0	0	0	0	0	1.274
402	08	00	00	Productos metálicos	929.420	0	0	0	0	0	929.420
402	08	01	00	Productos primarios de hierro y acero	3.398	0	0	0	0	0	3.398
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	81.134	0	0	0	0	0	81.134
402	08	09	00	Repuestos y accesorios para equipos de transporte	82.777	0	0	0	0	0	82.777
402	08	10	00	Repuestos y accesorios para otros equipos	762.111	0	0	0	0	0	762.111
402	10	00	00	Productos varios y útiles diversos	778.545	0	0	0	0	0	778.545

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115954 590037000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590037002 COORDINACIÓN DEL SISTEMA ELÉCTRICO NACIONAL PARA EL DESPACHO DE CARGA

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 366

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / CENTRO NACIONAL DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	76.003	0	0	0	0	0	76.003
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	35.686	0	0	0	0	0	35.686
402	10	06	00	Condecoraciones, ofrendas y similares	5.139	0	0	0	0	0	5.139
402	10	07	00	Productos de seguridad en el trabajo	55.043	0	0	0	0	0	55.043
402	10	08	00	Materiales para equipos de computación	279.953	0	0	0	0	0	279.953
402	10	09	00	Especies timbradas y valores	343	0	0	0	0	0	343
402	10	11	00	Materiales eléctricos	102.496	0	0	0	0	0	102.496
402	10	13	00	Materiales fotográficos	425	0	0	0	0	0	425
402	10	99	00	Otros productos y útiles diversos	223.457	0	0	0	0	0	223.457
403	**00**	**00**	**00**	**Servicios no personales**	**9.533.966**	**0**	**0**	**0**	**0**	0	**9.533.966**
403	02	00	00	Alquileres de maquinaria y equipos	129.848	0	0	0	0	0	129.848
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	27.884	0	0	0	0	0	27.884
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	101.964	0	0	0	0	0	101.964
403	04	00	00	Servicios básicos	113.683	0	0	0	0	0	113.683
403	04	01	00	Electricidad	40.770	0	0	0	0	0	40.770
403	04	03	00	Agua	9.377	0	0	0	0	0	9.377
403	04	04	00	Teléfonos	58.513	0	0	0	0	0	58.513
403	04	05	00	Servicio de comunicaciones	2.111	0	0	0	0	0	2.111
403	04	06	00	Servicio de aseo urbano y domiciliario	2.912	0	0	0	0	0	2.912
403	06	00	00	Servicios de transporte y almacenaje	18.242	0	0	0	0	0	18.242
403	06	01	00	Fletes y embalajes	4.531	0	0	0	0	0	4.531
403	06	03	00	Estacionamiento	3.131	0	0	0	0	0	3.131
403	06	04	00	Peaje	178	0	0	0	0	0	178
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	10.402	0	0	0	0	0	10.402

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115954 590037000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590037002 COORDINACIÓN DEL SISTEMA ELÉCTRICO NACIONAL PARA EL DESPACHO DE CARGA

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 366

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / CENTRO NACIONAL DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	28.366	0	0	0	0	0	28.366
403	07	02	00	Imprenta y reproducción	28.366	0	0	0	0	0	28.366
403	09	00	00	Viáticos y pasajes	1.537.223	0	0	0	0	0	1.537.223
403	09	01	00	Viáticos y pasajes dentro del país	1.089.037	0	0	0	0	0	1.089.037
403	09	02	00	Viáticos y pasajes fuera del país	385.729	0	0	0	0	0	385.729
403	09	03	00	Asignación por kilómetros recorridos	62.457	0	0	0	0	0	62.457
403	10	00	00	Servicios profesionales y técnicos	2.759.023	0	0	0	0	0	2.759.023
403	10	03	00	Servicios de procesamiento de datos	573.888	0	0	0	0	0	573.888
403	10	07	00	Servicios de capacitación y adiestramiento	589.769	0	0	0	0	0	589.769
403	10	09	00	Servicios de lavandería y tintorería	2.871	0	0	0	0	0	2.871
403	10	10	00	Servicios de vigilancia	77.940	0	0	0	0	0	77.940
403	10	99	00	Otros servicios profesionales y técnicos	1.514.555	0	0	0	0	0	1.514.555
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	865.153	0	0	0	0	0	865.153
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	23.661	0	0	0	0	0	23.661
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	251.866	0	0	0	0	0	251.866
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	65.039	0	0	0	0	0	65.039
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	22.411	0	0	0	0	0	22.411
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	502.176	0	0	0	0	0	502.176
403	12	00	00	Conservación y reparaciones menores de obras	2.025.654	0	0	0	0	0	2.025.654
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	2.025.654	0	0	0	0	0	2.025.654
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.879	0	0	0	0	0	10.879
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.879	0	0	0	0	0	10.879
403	18	00	00	Impuestos indirectos	1.627.565	0	0	0	0	0	1.627.565

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115954 590037000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590037002 COORDINACIÓN DEL SISTEMA ELÉCTRICO NACIONAL PARA EL DESPACHO DE CARGA

UNIDAD DE MEDIDA: COORDINACIÓN **META:** 366

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / CENTRO NACIONAL DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	1.627.565	0	0	0	0	0	1.627.565
403	99	00	00	Otros servicios no personales	418.330	0	0	0	0	0	418.330
403	99	01	00	Otros servicios no personales	418.330	0	0	0	0	0	418.330
404	**00**	**00**	**00**	**Activos reales**	**4.737.039**	**0**	**0**	**0**	**0**	0	**4.737.039**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	461.629	0	0	0	0	0	461.629
404	03	05	00	Maquinaria y equipos industriales y de taller	35.821	0	0	0	0	0	35.821
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	425.808	0	0	0	0	0	425.808
404	04	00	00	Equipos de transporte, tracción y elevación	851.617	0	0	0	0	0	851.617
404	04	01	00	Vehiculos automotores terrestres	851.617	0	0	0	0	0	851.617
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.419.361	0	0	0	0	0	1.419.361
404	05	01	00	Equipos de telecomunicaciones	1.419.361	0	0	0	0	0	1.419.361
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.871.958	0	0	0	0	0	1.871.958
404	09	01	00	Mobiliario y equipos de oficina	824.143	0	0	0	0	0	824.143
404	09	02	00	Equipos de computación	1.047.815	0	0	0	0	0	1.047.815
404	11	00	00	Inmuebles, maquinaria y equipos usados	132.474	0	0	0	0	0	132.474
404	11	05	00	Adquisición de maquinaria y equipos usados	132.474	0	0	0	0	0	132.474
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	132.474	0	0	0	0	0	132.474
				Totales	**16.346.312**	**0**	**0**	**0**	**0**	0	**16.346.312**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115954 590037000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590037003 CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: CONTROL **META:** 366

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / CENTRO NACIONAL DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.075.307**	**0**	**0**	**0**	**0**	**0**	**2.075.307**
402	01	00	00	Productos alimenticios y agropecuarios	82.253	0	0	0	0	0	82.253
402	01	01	00	Alimentos y bebidas para personas	82.253	0	0	0	0	0	82.253
402	03	00	00	Textiles y vestuarios	78.607	0	0	0	0	0	78.607
402	03	01	00	Textiles	8.494	0	0	0	0	0	8.494
402	03	02	00	Prendas de vestir	70.113	0	0	0	0	0	70.113
402	05	00	00	Productos de papel, cartón e impresos	84.314	0	0	0	0	0	84.314
402	05	01	00	Pulpa de madera, papel y cartón	58.667	0	0	0	0	0	58.667
402	05	02	00	Envases y cajas de papel y cartón	21.062	0	0	0	0	0	21.062
402	05	04	00	Libros, revistas y periódicos	4.585	0	0	0	0	0	4.585
402	06	00	00	Productos químicos y derivados	120.894	0	0	0	0	0	120.894
402	06	01	00	Sustancias químicas y de uso industrial	4.338	0	0	0	0	0	4.338
402	06	02	00	Abonos, plaguicidas y otros	425	0	0	0	0	0	425
402	06	03	00	Tintas, pinturas y colorantes	45.830	0	0	0	0	0	45.830
402	06	04	00	Productos farmacéuticos y medicamentos	4.247	0	0	0	0	0	4.247
402	06	06	00	Combustibles y lubricantes	66.054	0	0	0	0	0	66.054
402	07	00	00	Productos minerales no metálicos	1.274	0	0	0	0	0	1.274
402	07	04	00	Cemento, cal y yeso	1.274	0	0	0	0	0	1.274
402	08	00	00	Productos metálicos	929.420	0	0	0	0	0	929.420
402	08	01	00	Productos primarios de hierro y acero	3.398	0	0	0	0	0	3.398
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	81.134	0	0	0	0	0	81.134
402	08	09	00	Repuestos y accesorios para equipos de transporte	82.777	0	0	0	0	0	82.777
402	08	10	00	Repuestos y accesorios para otros equipos	762.111	0	0	0	0	0	762.111
402	10	00	00	Productos varios y útiles diversos	778.545	0	0	0	0	0	778.545

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115954 590037000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590037003 CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: CONTROL **META:** 366

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / CENTRO NACIONAL DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	76.003	0	0	0	0	0	76.003
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	35.686	0	0	0	0	0	35.686
402	10	06	00	Condecoraciones, ofrendas y similares	5.139	0	0	0	0	0	5.139
402	10	07	00	Productos de seguridad en el trabajo	55.043	0	0	0	0	0	55.043
402	10	08	00	Materiales para equipos de computación	279.953	0	0	0	0	0	279.953
402	10	09	00	Especies timbradas y valores	343	0	0	0	0	0	343
402	10	11	00	Materiales eléctricos	102.496	0	0	0	0	0	102.496
402	10	13	00	Materiales fotográficos	425	0	0	0	0	0	425
402	10	99	00	Otros productos y útiles diversos	223.457	0	0	0	0	0	223.457
403	**00**	**00**	**00**	**Servicios no personales**	**9.533.966**	**0**	**0**	**0**	**0**	0	**9.533.966**
403	02	00	00	Alquileres de maquinaria y equipos	129.848	0	0	0	0	0	129.848
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	27.884	0	0	0	0	0	27.884
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	101.964	0	0	0	0	0	101.964
403	04	00	00	Servicios básicos	113.683	0	0	0	0	0	113.683
403	04	01	00	Electricidad	40.770	0	0	0	0	0	40.770
403	04	03	00	Agua	9.377	0	0	0	0	0	9.377
403	04	04	00	Teléfonos	58.513	0	0	0	0	0	58.513
403	04	05	00	Servicio de comunicaciones	2.111	0	0	0	0	0	2.111
403	04	06	00	Servicio de aseo urbano y domiciliario	2.912	0	0	0	0	0	2.912
403	06	00	00	Servicios de transporte y almacenaje	18.242	0	0	0	0	0	18.242
403	06	01	00	Fletes y embalajes	4.531	0	0	0	0	0	4.531
403	06	03	00	Estacionamiento	3.131	0	0	0	0	0	3.131
403	06	04	00	Peaje	178	0	0	0	0	0	178
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	10.402	0	0	0	0	0	10.402

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115954 590037000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590037003 CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: CONTROL **META:** 366

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / CENTRO NACIONAL DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	28.366	0	0	0	0	0	28.366
403	07	02	00	Imprenta y reproducción	28.366	0	0	0	0	0	28.366
403	09	00	00	Viáticos y pasajes	1.537.223	0	0	0	0	0	1.537.223
403	09	01	00	Viáticos y pasajes dentro del país	1.089.037	0	0	0	0	0	1.089.037
403	09	02	00	Viáticos y pasajes fuera del país	385.729	0	0	0	0	0	385.729
403	09	03	00	Asignación por kilómetros recorridos	62.457	0	0	0	0	0	62.457
403	10	00	00	Servicios profesionales y técnicos	2.759.023	0	0	0	0	0	2.759.023
403	10	03	00	Servicios de procesamiento de datos	573.888	0	0	0	0	0	573.888
403	10	07	00	Servicios de capacitación y adiestramiento	589.769	0	0	0	0	0	589.769
403	10	09	00	Servicios de lavandería y tintorería	2.871	0	0	0	0	0	2.871
403	10	10	00	Servicios de vigilancia	77.940	0	0	0	0	0	77.940
403	10	99	00	Otros servicios profesionales y técnicos	1.514.555	0	0	0	0	0	1.514.555
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	865.153	0	0	0	0	0	865.153
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	23.661	0	0	0	0	0	23.661
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	251.866	0	0	0	0	0	251.866
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	65.039	0	0	0	0	0	65.039
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	22.411	0	0	0	0	0	22.411
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	502.176	0	0	0	0	0	502.176
403	12	00	00	Conservación y reparaciones menores de obras	2.025.654	0	0	0	0	0	2.025.654
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	2.025.654	0	0	0	0	0	2.025.654
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.879	0	0	0	0	0	10.879
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.879	0	0	0	0	0	10.879
403	18	00	00	Impuestos indirectos	1.627.565	0	0	0	0	0	1.627.565

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115954 590037000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590037003 CONTROL DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: CONTROL **META:** 366

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / CENTRO NACIONAL DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	1.627.565	0	0	0	0	0	1.627.565
403	99	00	00	Otros servicios no personales	418.330	0	0	0	0	0	418.330
403	99	01	00	Otros servicios no personales	418.330	0	0	0	0	0	418.330
404	**00**	**00**	**00**	**Activos reales**	**4.737.039**	**0**	**0**	**0**	**0**	0	**4.737.039**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	461.629	0	0	0	0	0	461.629
404	03	05	00	Maquinaria y equipos industriales y de taller	35.821	0	0	0	0	0	35.821
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	425.808	0	0	0	0	0	425.808
404	04	00	00	Equipos de transporte, tracción y elevación	851.617	0	0	0	0	0	851.617
404	04	01	00	Vehículos automotores terrestres	851.617	0	0	0	0	0	851.617
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.419.361	0	0	0	0	0	1.419.361
404	05	01	00	Equipos de telecomunicaciones	1.419.361	0	0	0	0	0	1.419.361
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.871.958	0	0	0	0	0	1.871.958
404	09	01	00	Mobiliario y equipos de oficina	824.143	0	0	0	0	0	824.143
404	09	02	00	Equipos de computación	1.047.815	0	0	0	0	0	1.047.815
404	11	00	00	Inmuebles, maquinaria y equipos usados	132.474	0	0	0	0	0	132.474
404	11	05	00	Adquisición de maquinaria y equipos usados	132.474	0	0	0	0	0	132.474
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	132.474	0	0	0	0	0	132.474
				Totales	**16.346.312**	**0**	**0**	**0**	**0**	0	**16.346.312**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115954 590037000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590037004 ANÁLISIS ESTADÍSTICO DEL COMPORTAMIENTO ANUAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / CENTRO NACIONAL DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**691.771**	**0**	**0**	**0**	**0**	0	**691.771**
402	01	00	00	Productos alimenticios y agropecuarios	27.418	0	0	0	0	0	27.418
402	01	01	00	Alimentos y bebidas para personas	27.418	0	0	0	0	0	27.418
402	03	00	00	Textiles y vestuarios	26.202	0	0	0	0	0	26.202
402	03	01	00	Textiles	2.831	0	0	0	0	0	2.831
402	03	02	00	Prendas de vestir	23.371	0	0	0	0	0	23.371
402	05	00	00	Productos de papel, cartón e impresos	28.105	0	0	0	0	0	28.105
402	05	01	00	Pulpa de madera, papel y cartón	19.556	0	0	0	0	0	19.556
402	05	02	00	Envases y cajas de papel y cartón	7.021	0	0	0	0	0	7.021
402	05	04	00	Libros, revistas y periódicos	1.528	0	0	0	0	0	1.528
402	06	00	00	Productos químicos y derivados	40.299	0	0	0	0	0	40.299
402	06	01	00	Sustancias químicas y de uso industrial	1.446	0	0	0	0	0	1.446
402	06	02	00	Abonos, plaguicidas y otros	142	0	0	0	0	0	142
402	06	03	00	Tintas, pinturas y colorantes	15.277	0	0	0	0	0	15.277
402	06	04	00	Productos farmacéuticos y medicamentos	1.416	0	0	0	0	0	1.416
402	06	06	00	Combustibles y lubricantes	22.018	0	0	0	0	0	22.018
402	07	00	00	Productos minerales no metálicos	425	0	0	0	0	0	425
402	07	04	00	Cemento, cal y yeso	425	0	0	0	0	0	425
402	08	00	00	Productos metálicos	272.307	0	0	0	0	0	272.307
402	08	01	00	Productos primarios de hierro y acero	1.133	0	0	0	0	0	1.133
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.426	0	0	0	0	0	4.426
402	08	09	00	Repuestos y accesorios para equipos de transporte	12.711	0	0	0	0	0	12.711
402	08	10	00	Repuestos y accesorios para otros equipos	254.037	0	0	0	0	0	254.037
402	10	00	00	Productos varios y útiles diversos	297.015	0	0	0	0	0	297.015

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115954 590037000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590037004 ANÁLISIS ESTADÍSTICO DEL COMPORTAMIENTO ANUAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / CENTRO NACIONAL DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	25.334	0	0	0	0	0	25.334
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	11.895	0	0	0	0	0	11.895
402	10	06	00	Condecoraciones, ofrendas y similares	1.713	0	0	0	0	0	1.713
402	10	07	00	Productos de seguridad en el trabajo	18.348	0	0	0	0	0	18.348
402	10	08	00	Materiales para equipos de computación	93.318	0	0	0	0	0	93.318
402	10	09	00	Especies timbradas y valores	114	0	0	0	0	0	114
402	10	11	00	Materiales eléctricos	34.165	0	0	0	0	0	34.165
402	10	13	00	Materiales fotográficos	142	0	0	0	0	0	142
402	10	99	00	Otros productos y útiles diversos	111.986	0	0	0	0	0	111.986
403	**00**	**00**	**00**	**Servicios no personales**	**3.177.937**	**0**	**0**	**0**	**0**	0	**3.177.937**
403	02	00	00	Alquileres de maquinaria y equipos	43.283	0	0	0	0	0	43.283
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	9.295	0	0	0	0	0	9.295
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	33.988	0	0	0	0	0	33.988
403	04	00	00	Servicios básicos	37.894	0	0	0	0	0	37.894
403	04	01	00	Electricidad	13.590	0	0	0	0	0	13.590
403	04	03	00	Agua	3.126	0	0	0	0	0	3.126
403	04	04	00	Teléfonos	19.504	0	0	0	0	0	19.504
403	04	05	00	Servicio de comunicaciones	703	0	0	0	0	0	703
403	04	06	00	Servicio de aseo urbano y domiciliario	971	0	0	0	0	0	971
403	06	00	00	Servicios de transporte y almacenaje	6.080	0	0	0	0	0	6.080
403	06	01	00	Fletes y embalajes	1.044	0	0	0	0	0	1.044
403	06	03	00	Estacionamiento	1.510	0	0	0	0	0	1.510
403	06	04	00	Peaje	59	0	0	0	0	0	59
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.467	0	0	0	0	0	3.467

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115954 590037000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590037004 ANÁLISIS ESTADÍSTICO DEL COMPORTAMIENTO ANUAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / CENTRO NACIONAL DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.455	0	0	0	0	0	9.455
403	07	02	00	Imprenta y reproducción	9.455	0	0	0	0	0	9.455
403	09	00	00	Viáticos y pasajes	511.463	0	0	0	0	0	511.463
403	09	01	00	Viáticos y pasajes dentro del país	363.012	0	0	0	0	0	363.012
403	09	02	00	Viáticos y pasajes fuera del país	128.576	0	0	0	0	0	128.576
403	09	03	00	Asignación por kilómetros recorridos	19.875	0	0	0	0	0	19.875
403	10	00	00	Servicios profesionales y técnicos	919.674	0	0	0	0	0	919.674
403	10	03	00	Servicios de procesamiento de datos	191.296	0	0	0	0	0	191.296
403	10	07	00	Servicios de capacitación y adiestramiento	196.589	0	0	0	0	0	196.589
403	10	09	00	Servicios de lavandería y tintorería	957	0	0	0	0	0	957
403	10	10	00	Servicios de vigilancia	25.980	0	0	0	0	0	25.980
403	10	99	00	Otros servicios profesionales y técnicos	504.852	0	0	0	0	0	504.852
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	288.384	0	0	0	0	0	288.384
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	7.887	0	0	0	0	0	7.887
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	83.955	0	0	0	0	0	83.955
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	21.679	0	0	0	0	0	21.679
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	7.471	0	0	0	0	0	7.471
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	167.392	0	0	0	0	0	167.392
403	12	00	00	Conservación y reparaciones menores de obras	676.111	0	0	0	0	0	676.111
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	676.111	0	0	0	0	0	676.111
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.626	0	0	0	0	0	3.626
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.626	0	0	0	0	0	3.626
403	18	00	00	Impuestos indirectos	542.522	0	0	0	0	0	542.522

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115954 590037000 SUPERVISIÓN, COORDINACIÓN Y CONTROL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590037004 ANÁLISIS ESTADÍSTICO DEL COMPORTAMIENTO ANUAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / CENTRO NACIONAL DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	542.522	0	0	0	0	0	542.522
403	99	00	00	Otros servicios no personales	139.445	0	0	0	0	0	139.445
403	99	01	00	Otros servicios no personales	139.445	0	0	0	0	0	139.445
404	**00**	**00**	**00**	**Activos reales**	**1.579.063**	**0**	**0**	**0**	**0**	0	**1.579.063**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	153.876	0	0	0	0	0	153.876
404	03	05	00	Maquinaria y equipos industriales y de taller	11.940	0	0	0	0	0	11.940
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	141.936	0	0	0	0	0	141.936
404	04	00	00	Equipos de transporte, tracción y elevación	283.872	0	0	0	0	0	283.872
404	04	01	00	Vehículos automotores terrestres	283.872	0	0	0	0	0	283.872
404	05	00	00	Equipos de comunicaciones y de señalamiento	473.120	0	0	0	0	0	473.120
404	05	01	00	Equipos de telecomunicaciones	473.120	0	0	0	0	0	473.120
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	624.037	0	0	0	0	0	624.037
404	09	01	00	Mobiliario y equipos de oficina	274.714	0	0	0	0	0	274.714
404	09	02	00	Equipos de computación	349.323	0	0	0	0	0	349.323
404	11	00	00	Inmuebles, maquinaria y equipos usados	44.158	0	0	0	0	0	44.158
404	11	05	00	Adquisición de maquinaria y equipos usados	44.158	0	0	0	0	0	44.158
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	44.158	0	0	0	0	0	44.158
				Totales	**5.448.771**	**0**	**0**	**0**	**0**	0	**5.448.771**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115924 590038000 ACTUALIZACIÓN TECNOLÓGICA DEL SISTEMA DE CONTROL DE LOS DESPACHO DE CARGA DEL CENTRO NACIONAL DE DESPACHO (CND)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: ACTUALIZACIÓN **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**24.059.684**	**0**	**0**	**0**	**0**	**0**	**24.059.684**
403	18	00	00	Impuestos indirectos	24.059.684	0	0	0	0	0	24.059.684
403	18	01	00	Impuesto al valor agregado	24.059.684	0	0	0	0	0	24.059.684
404	**00**	**00**	**00**	**Activos reales**	**200.497.378**	**0**	**0**	**0**	**0**	**0**	**200.497.378**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	200.497.378	0	0	0	0	0	200.497.378
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	200.497.378	0	0	0	0	0	200.497.378
				Totales	**224.557.062**	**0**	**0**	**0**	**0**	**0**	**224.557.062**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115924 590038000 ACTUALIZACIÓN TECNOLÓGICA DEL SISTEMA DE CONTRCL DE LOS DESPACHO DE CARGA DEL CENTRO NACIONAL DE DESPACHO (CND)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: ACTUALIZACIÓN **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115924 590038000 ACTUALIZACIÓN TECNOLÓGICA DEL SISTEMA DE CONTROL DE LOS DESPACHO DE CARGA DEL CENTRO NACIONAL DE DESPACHO (CND)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: ACTUALIZACIÓN **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590038001 PROCURA DE EQUIPOS Y PROGRAMAS

UNIDAD DE MEDIDA: EQUIPO **META:** 8

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / CENTRO NACIONAL DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**14.435.811**	**0**	**0**	**0**	**0**	0	**14.435.811**
403	18	00	00	Impuestos indirectos	14.435.811	0	0	0	0	0	14.435.811
403	18	01	00	Impuesto al valor agregado	14.435.811	0	0	0	0	0	14.435.811
404	**00**	**00**	**00**	**Activos reales**	**120.298.426**	**0**	**0**	**0**	**0**	0	**120.298.426**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	120.298.426	0	0	0	0	0	120.298.426
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	120.298.426	0	0	0	0	0	120.298.426
				Totales	**134.734.237**	**0**	**0**	**0**	**0**	0	**134.734.237**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115924 590038000 ACTUALIZACIÓN TECNOLÓGICA DEL SISTEMA DE CONTROL DE LOS DESPACHO DE CARGA DEL CENTRO NACIONAL DE DESPACHO (CND)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: ACTUALIZACIÓN **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590038002 INTEGRACIÓN DE EQUIPOS Y PROGRAMAS

UNIDAD DE MEDIDA: EQUIPO **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / CENTRO NACIONAL DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.811.937**	**0**	**0**	**0**	**0**	0	**4.811.937**
403	18	00	00	Impuestos indirectos	4.811.937	0	0	0	0	0	4.811.937
403	18	01	00	Impuesto al valor agregado	4.811.937	0	0	0	0	0	4.811.937
404	**00**	**00**	**00**	**Activos reales**	**40.099.476**	**0**	**0**	**0**	**0**	0	**40.099.476**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	40.099.476	0	0	0	0	0	40.099.476
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	40.099.476	0	0	0	0	0	40.099.476
				Totales	**44.911.413**	**0**	**0**	**0**	**0**	0	**44.911.413**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115924 590038000 ACTUALIZACIÓN TECNOLÓGICA DEL SISTEMA DE CONTROL DE LOS DESPACHO DE CARGA DEL CENTRO NACIONAL DE DESPACHO (CND)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: ACTUALIZACIÓN **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590038003 EJECUCIÓN DE PRUEBAS O ESTUDIOS

UNIDAD DE MEDIDA: ESTUDIO **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / CENTRO NACIONAL DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.405.968**	**0**	**0**	**0**	**0**	0	**2.405.968**
403	18	00	00	Impuestos indirectos	2.405.968	0	0	0	0	0	2.405.968
403	18	01	00	Impuesto al valor agregado	2.405.968	0	0	0	0	0	2.405.968
404	**00**	**00**	**00**	**Activos reales**	**20.049.738**	**0**	**0**	**0**	**0**	0	**20.049.738**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	20.049.738	0	0	0	0	0	20.049.738
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	20.049.738	0	0	0	0	0	20.049.738
				Totales	**22.455.706**	**0**	**0**	**0**	**0**	0	**22.455.706**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115924 590038000 ACTUALIZACIÓN TECNOLÓGICA DEL SISTEMA DE CONTROL DE LOS DESPACHO DE CARGA DEL CENTRO NACIONAL DE DESPACHO (CND)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO

UNIDAD DE MEDIDA: ACTUALIZACIÓN **META:** 1

RESPONSABLE/EJECUTOR: CENTRO NACIONAL DE DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590038004 PUESTA EN PRODUCTIVO DE LOS EQUIPOS Y PROGRAMAS

UNIDAD DE MEDIDA: PROYECTO FINANCIADO **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA / CENTRO NACIONAL DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.405.968**	**0**	**0**	**0**	**0**	0	**2.405.968**
403	18	00	00	Impuestos indirectos	2.405.968	0	0	0	0	0	2.405.968
403	18	01	00	Impuesto al valor agregado	2.405.968	0	0	0	0	0	2.405.968
404	**00**	**00**	**00**	**Activos reales**	**20.049.738**	**0**	**0**	**0**	**0**	0	**20.049.738**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	20.049.738	0	0	0	0	0	20.049.738
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	20.049.738	0	0	0	0	0	20.049.738
				Totales	**22.455.706**	**0**	**0**	**0**	**0**	0	**22.455.706**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115659 590039000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 7.200

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**715.022**	**0**	**0**	**0**	**0**	**0**	**715.022**
402	02	00	00	Productos de minas, canteras y yacimientos	40.577	0	0	0	0	0	40.577
402	02	05	00	Piedra, arcilla, arena y tierra	40.577	0	0	0	0	0	40.577
402	06	00	00	Productos químicos y derivados	95.863	0	0	0	0	0	95.863
402	06	03	00	Tintas, pinturas y colorantes	95.863	0	0	0	0	0	95.863
402	07	00	00	Productos minerales no metálicos	146.336	0	0	0	0	0	146.336
402	07	01	00	Productos de barro, loza y porcelana	14.202	0	0	0	0	0	14.202
402	07	02	00	Vidrios y productos de vidrio	43.475	0	0	0	0	0	43.475
402	07	03	00	Productos de arcilla para construcción	30.433	0	0	0	0	0	30.433
402	07	04	00	Cemento, cal y yeso	29.185	0	0	0	0	0	29.185
402	07	99	00	Otros productos minerales no metálicos	29.041	0	0	0	0	0	29.041
402	08	00	00	Productos metálicos	115.933	0	0	0	0	0	115.933
402	08	01	00	Productos primarios de hierro y acero	43.475	0	0	0	0	0	43.475
402	08	04	00	Productos metálicos estructurales	43.475	0	0	0	0	0	43.475
402	08	99	00	Otros productos metálicos	28.983	0	0	0	0	0	28.983
402	09	00	00	Productos de madera	43.475	0	0	0	0	0	43.475
402	09	01	00	Productos primarios de madera	14.492	0	0	0	0	0	14.492
402	09	99	00	Otros productos de madera	28.983	0	0	0	0	0	28.983
402	10	00	00	Productos varios y útiles diversos	272.838	0	0	0	0	0	272.838
402	10	11	00	Materiales eléctricos	102.078	0	0	0	0	0	102.078
402	10	12	00	Materiales para instalaciones sanitarias	170.760	0	0	0	0	0	170.760
403	**00**	**00**	**00**	**Servicios no personales**	**11.499.523**	**0**	**0**	**0**	**0**	**0**	**11.499.523**
403	10	00	00	Servicios profesionales y técnicos	480.000	0	0	0	0	0	480.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	280.000	0	0	0	0	0	280.000
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.023.600	0	0	0	0	0	2.023.600
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.433.600	0	0	0	0	0	1.433.600
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	290.000	0	0	0	0	0	290.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115659 590039000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 7.200

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
403	12	00	00	Conservación y reparaciones menores de obras	900.000	0	0	0	0	0	900.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	900.000	0	0	0	0	0	900.000
403	18	00	00	Impuestos indirectos	8.028.003	0	0	0	0	0	8.028.003
403	18	01	00	Impuesto al valor agregado	8.028.003	0	0	0	0	0	8.028.003
403	99	00	00	Otros servicios no personales	67.920	0	0	0	0	0	67.920
403	99	01	00	Otros servicios no personales	67.920	0	0	0	0	0	67.920
404	**00**	**00**	**00**	**Activos reales**	**142.785.455**	**0**	**0**	**0**	**0**	**0**	**142.785.455**
404	01	00	00	Repuestos y reparaciones mayores	4.654.602	0	0	0	0	0	4.654.602
404	01	01	00	Repuestos mayores	3.134.602	0	0	0	0	0	3.134.602
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	0	2.000.000
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	289.000	0	0	0	0	0	289.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	695.602	0	0	0	0	0	695.602
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	150.000	0	0	0	0	0	150.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.520.000	0	0	0	0	0	1.520.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	870.000	0	0	0	0	0	870.000
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	200.000	0	0	0	0	0	200.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	150.000	0	0	0	0	0	150.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	28.792.263	0	0	0	0	0	28.792.263
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	28.792.263	0	0	0	0	0	28.792.263
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.040.000	0	0	0	0	0	2.040.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	280.000	0	0	0	0	0	280.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.760.000	0	0	0	0	0	1.760.000
404	04	00	00	Equipos de transporte, tracción y elevación	17.858.000	0	0	0	0	0	17.858.000
404	04	01	00	Vehículos automotores terrestres	17.400.000	0	0	0	0	0	17.400.000
404	04	05	00	Vehículos de tracción no motorizados	140.000	0	0	0	0	0	140.000
404	04	06	00	Equipos auxiliares de transporte	290.000	0	0	0	0	0	290.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115659 590039000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 7.200

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	99	00	Otros equipos de transporte, tracción y elevación	28.000	0	0	0	0	0	28.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	55.000	0	0	0	0	0	55.000
404	05	01	00	Equipos de telecomunicaciones	30.000	0	0	0	0	0	30.000
404	05	02	00	Equipos de señalamiento	25.000	0	0	0	0	0	25.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	280.000	0	0	0	0	0	280.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	280.000	0	0	0	0	0	280.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	328.000	0	0	0	0	0	328.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	300.000	0	0	0	0	0	300.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	28.000	0	0	0	0	0	28.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.777.590	0	0	0	0	0	8.777.590
404	09	01	00	Mobiliario y equipos de oficina	8.777.590	0	0	0	0	0	8.777.590
404	11	00	00	Inmuebles, maquinaria y equipos usados	80.000.000	0	0	0	0	0	80.000.000
404	11	02	00	Adquisición de edificios e instalaciones	80.000.000	0	0	0	0	0	80.000.000
				Totales	**155.000.000**	**0**	**0**	**0**	**0**	**0**	**155.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115659 590039000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 7.200

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115659 590039000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 7.200

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590039001 ADECUACIÓN DE LA PLANTA FÍSICA

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 7.200

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**715.022**	**0**	**0**	**0**	**0**	0	**715.022**
402	02	00	00	Productos de minas, canteras y yacimientos	40.577	0	0	0	0	0	40.577
402	02	05	00	Piedra, arcilla, arena y tierra	40.577	0	0	0	0	0	40.577
402	06	00	00	Productos químicos y derivados	95.863	0	0	0	0	0	95.863
402	06	03	00	Tintas, pinturas y colorantes	95.863	0	0	0	0	0	95.863
402	07	00	00	Productos minerales no metálicos	146.336	0	0	0	0	0	146.336
402	07	01	00	Productos de barro, loza y porcelana	14.202	0	0	0	0	0	14.202
402	07	02	00	Vidrios y productos de vidrio	43.475	0	0	0	0	0	43.475
402	07	03	00	Productos de arcilla para construcción	30.433	0	0	0	0	0	30.433
402	07	04	00	Cemento, cal y yeso	29.185	0	0	0	0	0	29.185
402	07	99	00	Otros productos minerales no metálicos	29.041	0	0	0	0	0	29.041
402	08	00	00	Productos metálicos	115.933	0	0	0	0	0	115.933
402	08	01	00	Productos primarios de hierro y acero	43.475	0	0	0	0	0	43.475
402	08	04	00	Productos metálicos estructurales	43.475	0	0	0	0	0	43.475
402	08	99	00	Otros productos metálicos	28.983	0	0	0	0	0	28.983
402	09	00	00	Productos de madera	43.475	0	0	0	0	0	43.475
402	09	01	00	Productos primarios de madera	14.492	0	0	0	0	0	14.492
402	09	99	00	Otros productos de madera	28.983	0	0	0	0	0	28.983
402	10	00	00	Productos varios y útiles diversos	272.838	0	0	0	0	0	272.838
402	10	11	00	Materiales eléctricos	102.078	0	0	0	0	0	102.078
402	10	12	00	Materiales para instalaciones sanitarias	170.760	0	0	0	0	0	170.760
403	**00**	**00**	**00**	**Servicios no personales**	**7.979.379**	**0**	**0**	**0**	**0**	0	**7.979.379**
403	10	00	00	Servicios profesionales y técnicos	480.000	0	0	0	0	0	480.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	280.000	0	0	0	0	0	280.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115659 590039000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 7.200

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590039001 ADECUACIÓN DE LA PLANTA FÍSICA

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 7.200

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.023.600	0	0	0	0	0	2.023.600
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.433.600	0	0	0	0	0	1.433.600
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	290.000	0	0	0	0	0	290.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
403	12	00	00	Conservación y reparaciones menores de obras	900.000	0	0	0	0	0	900.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	900.000	0	0	0	0	0	900.000
403	18	00	00	Impuestos indirectos	4.507.859	0	0	0	0	0	4.507.859
403	18	01	00	Impuesto al valor agregado	4.507.859	0	0	0	0	0	4.507.859
403	99	00	00	Otros servicios no personales	67.920	0	0	0	0	0	67.920
403	99	01	00	Otros servicios no personales	67.920	0	0	0	0	0	67.920
404	**00**	**00**	**00**	**Activos reales**	**33.446.865**	**0**	**0**	**0**	**0**	0	**33.446.865**
404	01	00	00	Repuestos y reparaciones mayores	4.654.602	0	0	0	0	0	4.654.602
404	01	01	00	Repuestos mayores	3.134.602	0	0	0	0	0	3.134.602
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	0	2.000.000
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	289.000	0	0	0	0	0	289.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	695.602	0	0	0	0	0	695.602
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	150.000	0	0	0	0	0	150.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.520.000	0	0	0	0	0	1.520.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	870.000	0	0	0	0	0	870.000
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	200.000	0	0	0	0	0	200.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	150.000	0	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115659 590039000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 7.200

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590039001 ADECUACIÓN DE LA PLANTA FÍSICA

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 7.200

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	28.792.263	0	0	0	0	0	28.792.263
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	28.792.263	0	0	0	0	0	28.792.263
				Totales	**42.141.266**	**0**	**0**	**0**	**0**	0	**42.141.266**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115659 590039000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 7.200

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590039002 DOTACIÓN DE LA PLANTA FÍSICA

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 7.200

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.520.144**	**0**	**0**	**0**	**0**	0	**3.520.144**
403	18	00	00	Impuestos indirectos	3.520.144	0	0	0	0	0	3.520.144
403	18	01	00	Impuesto al valor agregado	3.520.144	0	0	0	0	0	3.520.144
404	**00**	**00**	**00**	**Activos reales**	**109.338.590**	**0**	**0**	**0**	**0**	0	**109.338.590**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.040.000	0	0	0	0	0	2.040.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	280.000	0	0	0	0	0	280.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.760.000	0	0	0	0	0	1.760.000
404	04	00	00	Equipos de transporte, tracción y elevación	17.858.000	0	0	0	0	0	17.858.000
404	04	01	00	Vehículos automotores terrestres	17.400.000	0	0	0	0	0	17.400.000
404	04	05	00	Vehículos de tracción no motorizados	140.000	0	0	0	0	0	140.000
404	04	06	00	Equipos auxiliares de transporte	290.000	0	0	0	0	0	290.000
404	04	99	00	Otros equipos de transporte, tracción y elevación	28.000	0	0	0	0	0	28.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	55.000	0	0	0	0	0	55.000
404	05	01	00	Equipos de telecomunicaciones	30.000	0	0	0	0	0	30.000
404	05	02	00	Equipos de señalamiento	25.000	0	0	0	0	0	25.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	280.000	0	0	0	0	0	280.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	280.000	0	0	0	0	0	280.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	328.000	0	0	0	0	0	328.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	300.000	0	0	0	0	0	300.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	28.000	0	0	0	0	0	28.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.777.590	0	0	0	0	0	8.777.590
404	09	01	00	Mobiliario y equipos de oficina	8.777.590	0	0	0	0	0	8.777.590
404	11	00	00	Inmuebles, maquinaria y equipos usados	80.000.000	0	0	0	0	0	80.000.000
404	11	02	00	Adquisición de edificios e instalaciones	80.000.000	0	0	0	0	0	80.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115659 590039000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 7.200

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590039002 DOTACIÓN DE LA PLANTA FÍSICA

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 7.200

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**112.858.734**	0	0	0	0	0	**112.858.734**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115763 590040000 PROGRAMA NACIONAL PARA LA FORMACIÓN, CAPACITACIÓN Y DIVULGACIÓN PARA LOS TRABAJADORES(AS), LOS USUARIOS Y USUARIAS EN EL BUEN USO DE LAS ENERGÍAS ALTERNAS RENOVABLES (EAR)

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**39.725**	**0**	**0**	**0**	**0**	**0**	**39.725**
402	01	00	00	Productos alimenticios y agropecuarios	4.552	0	0	0	0	0	4.552
402	01	01	00	Alimentos y bebidas para personas	4.552	0	0	0	0	0	4.552
402	05	00	00	Productos de papel, cartón e impresos	35.173	0	0	0	0	0	35.173
402	05	01	00	Pulpa de madera, papel y cartón	14.921	0	0	0	0	0	14.921
402	05	02	00	Envases y cajas de papel y cartón	4.500	0	0	0	0	0	4.500
402	05	03	00	Productos de papel y cartón para oficina	9.000	0	0	0	0	0	9.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.752	0	0	0	0	0	6.752
403	**00**	**00**	**00**	**Servicios no personales**	**539.557**	**0**	**0**	**0**	**0**	**0**	**539.557**
403	07	00	00	Servicios de información, impresión y relaciones públicas	28.737	0	0	0	0	0	28.737
403	07	02	00	Imprenta y reproducción	28.737	0	0	0	0	0	28.737
403	09	00	00	Viáticos y pasajes	59.556	0	0	0	0	0	59.556
403	09	01	00	Viáticos y pasajes dentro del país	37.056	0	0	0	0	0	37.056
403	09	02	00	Viáticos y pasajes fuera del país	22.500	0	0	0	0	0	22.500
403	10	00	00	Servicios profesionales y técnicos	382.501	0	0	0	0	0	382.501
403	10	99	00	Otros servicios profesionales y técnicos	382.501	0	0	0	0	0	382.501
403	18	00	00	Impuestos indirectos	68.763	0	0	0	0	0	68.763
403	18	01	00	Impuesto al valor agregado	68.763	0	0	0	0	0	68.763
404	**00**	**00**	**00**	**Activos reales**	**92.250**	**0**	**0**	**0**	**0**	**0**	**92.250**
404	99	00	00	Otros activos reales	92.250	0	0	0	0	0	92.250
404	99	01	00	Otros activos reales	92.250	0	0	0	0	0	92.250
				Totales	**671.532**	**0**	**0**	**0**	**0**	**0**	**671.532**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115763 590040000 PROGRAMA NACIONAL PARA LA FORMACIÓN, CAPACITACIÓN Y DIVULGACIÓN PARA LOS TRABAJADORES(AS), LOS USUARIOS Y USUARIAS EN EL BUEN USO DE LAS ENERGÍAS ALTERNAS RENOVABLES (EAR)

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115763 590040000 PROGRAMA NACIONAL PARA LA FORMACIÓN, CAPACITACIÓN Y DIVULGACIÓN PARA LOS TRABAJADORES(AS), LOS USUARIOS Y USUARIAS EN EL BUEN USO DE LAS ENERGÍAS ALTERNAS RENOVABLES (EAR)

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590040001 IDENTIFICACIÓN Y DISEÑO DE PROGRAMAS EDUCATIVOS PARA LA CAPACITACIÓN FORMAL: LICEOS, INSTITUTOS TÉCNICOS SUPERIORES, UNIVERSIDADES Y ESCUELAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.829**	**0**	**0**	**0**	**0**	0	**6.829**
402	01	00	00	Productos alimenticios y agropecuarios	4.552	0	0	0	0	0	4.552
402	01	01	00	Alimentos y bebidas para personas	4.552	0	0	0	0	0	4.552
402	05	00	00	Productos de papel, cartón e impresos	2.277	0	0	0	0	0	2.277
402	05	01	00	Pulpa de madera, papel y cartón	2.277	0	0	0	0	0	2.277
403	**00**	**00**	**00**	**Servicios no personales**	**109.028**	**0**	**0**	**0**	**0**	0	**109.028**
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.052	0	0	0	0	0	12.052
403	07	02	00	Imprenta y reproducción	12.052	0	0	0	0	0	12.052
403	09	00	00	Viáticos y pasajes	24.750	0	0	0	0	0	24.750
403	09	01	00	Viáticos y pasajes dentro del país	13.500	0	0	0	0	0	13.500
403	09	02	00	Viáticos y pasajes fuera del país	11.250	0	0	0	0	0	11.250
403	10	00	00	Servicios profesionales y técnicos	59.161	0	0	0	0	0	59.161
403	10	99	00	Otros servicios profesionales y técnicos	59.161	0	0	0	0	0	59.161
403	18	00	00	Impuestos indirectos	13.065	0	0	0	0	0	13.065
403	18	01	00	Impuesto al valor agregado	13.065	0	0	0	0	0	13.065
404	**00**	**00**	**00**	**Activos reales**	**18.450**	**0**	**0**	**0**	**0**	0	**18.450**
404	99	00	00	Otros activos reales	18.450	0	0	0	0	0	18.450
404	99	01	00	Otros activos reales	18.450	0	0	0	0	0	18.450
				Totales	**134.307**	**0**	**0**	**0**	**0**	0	**134.307**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115763 590040000 PROGRAMA NACIONAL PARA LA FORMACIÓN, CAPACITACIÓN Y DIVULGACIÓN PARA LOS TRABAJADORES(AS), LOS USUARIOS Y USUARIAS EN EL BUEN USO DE LAS ENERGÍAS ALTERNAS RENOVABLES (EAR)

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590040002 IDENTIFICACIÓN Y DISEÑO DE PROGRAMAS EDUCATIVOS INFORMALES PARA LA FORMACIÓN, CONCIENTIZACIÓN Y SENSIBILIZACIÓN DE LOS TRABAJADORES (AS), LOS USUARIOS(AS), CONSEJOS COMUNALES Y MESAS DE ENERGÍAS, EN EL BUEN USO DE LAS EAR

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.243**	**0**	**0**	**0**	**0**	0	**10.243**
402	05	00	00	Productos de papel, cartón e impresos	10.243	0	0	0	0	0	10.243
402	05	01	00	Pulpa de madera, papel y cartón	10.243	0	0	0	0	0	10.243
403	**00**	**00**	**00**	**Servicios no personales**	**168.091**	**0**	**0**	**0**	**0**	0	**168.091**
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.185	0	0	0	0	0	12.185
403	07	02	00	Imprenta y reproducción	12.185	0	0	0	0	0	12.185
403	09	00	00	Viáticos y pasajes	20.250	0	0	0	0	0	20.250
403	09	01	00	Viáticos y pasajes dentro del país	9.000	0	0	0	0	0	9.000
403	09	02	00	Viáticos y pasajes fuera del país	11.250	0	0	0	0	0	11.250
403	10	00	00	Servicios profesionales y técnicos	114.667	0	0	0	0	0	114.667
403	10	99	00	Otros servicios profesionales y técnicos	114.667	0	0	0	0	0	114.667
403	18	00	00	Impuestos indirectos	20.989	0	0	0	0	0	20.989
403	18	01	00	Impuesto al valor agregado	20.989	0	0	0	0	0	20.989
404	**00**	**00**	**00**	**Activos reales**	**27.675**	**0**	**0**	**0**	**0**	0	**27.675**
404	99	00	00	Otros activos reales	27.675	0	0	0	0	0	27.675
404	99	01	00	Otros activos reales	27.675	0	0	0	0	0	27.675
				Totales	**206.009**	**0**	**0**	**0**	**0**	0	**206.009**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115763 590040000 PROGRAMA NACIONAL PARA LA FORMACIÓN, CAPACITACIÓN Y DIVULGACIÓN PARA LOS TRABAJADORES(AS), LOS USUARIOS Y USUARIAS EN EL BUEN USO DE LAS ENERGÍAS ALTERNAS RENOVABLES (EAR)

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590040003 PREPARACIÓN E IMPLEMENTACIÓN DEL PROGRAMA INFORMATIVO Y DIVULGATIVO PARA LAS ENERGÍAS ALTERNAS RENOVABLES(EAR)

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**22.653**	**0**	**0**	**0**	**0**	0	**22.653**
402	05	00	00	Productos de papel, cartón e impresos	22.653	0	0	0	0	0	22.653
402	05	01	00	Pulpa de madera, papel y cartón	2.401	0	0	0	0	0	2.401
402	05	02	00	Envases y cajas de papel y cartón	4.500	0	0	0	0	0	4.500
402	05	03	00	Productos de papel y cartón para oficina	9.000	0	0	0	0	0	9.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.752	0	0	0	0	0	6.752
403	**00**	**00**	**00**	**Servicios no personales**	**262.438**	**0**	**0**	**0**	**0**	0	**262.438**
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.500	0	0	0	0	0	4.500
403	07	02	00	Imprenta y reproducción	4.500	0	0	0	0	0	4.500
403	09	00	00	Viáticos y pasajes	14.556	0	0	0	0	0	14.556
403	09	01	00	Viáticos y pasajes dentro del país	14.556	0	0	0	0	0	14.556
403	10	00	00	Servicios profesionales y técnicos	208.673	0	0	0	0	0	208.673
403	10	99	00	Otros servicios profesionales y técnicos	208.673	0	0	0	0	0	208.673
403	18	00	00	Impuestos indirectos	34.709	0	0	0	0	0	34.709
403	18	01	00	Impuesto al valor agregado	34.709	0	0	0	0	0	34.709
404	**00**	**00**	**00**	**Activos reales**	**46.125**	**0**	**0**	**0**	**0**	0	**46.125**
404	99	00	00	Otros activos reales	46.125	0	0	0	0	0	46.125
404	99	01	00	Otros activos reales	46.125	0	0	0	0	0	46.125
				Totales	**331.216**	**0**	**0**	**0**	**0**	0	**331.216**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115619 590041000 DISEÑO E IMPLANTACIÓN DE LAS BRIGADAS COMUNALES PREVENTIVAS PARA LA SEGURIDAD Y MANTENIMIENTO DE LAS INSTALACIONES DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS, CIUDADANAS Y ORGANIZACIONES DEL PODER POPULAR, EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: BRIGADA **META:** 536

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO: 2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.136.574**	**0**	**0**	**0**	**0**	**0**	**1.136.574**
402	01	00	00	Productos alimenticios y agropecuarios	438.431	0	0	0	0	0	438.431
402	01	01	00	Alimentos y bebidas para personas	438.431	0	0	0	0	0	438.431
402	03	00	00	Textiles y vestuarios	276.209	0	0	0	0	0	276.209
402	03	01	00	Textiles	32.760	0	0	0	0	0	32.760
402	03	02	00	Prendas de vestir	142.852	0	0	0	0	0	142.852
402	03	03	00	Calzados	77.344	0	0	0	0	0	77.344
402	03	99	00	Otros productos textiles y vestuarios	23.253	0	0	0	0	0	23.253
402	04	00	00	Productos de cuero y caucho	14.378	0	0	0	0	0	14.378
402	04	03	00	Cauchos y tripas para vehículos	14.378	0	0	0	0	0	14.378
402	05	00	00	Productos de papel, cartón e impresos	73.984	0	0	0	0	0	73.984
402	05	01	00	Pulpa de madera, papel y cartón	5.429	0	0	0	0	0	5.429
402	05	03	00	Productos de papel y cartón para oficina	12.119	0	0	0	0	0	12.119
402	05	04	00	Libros, revistas y periódicos	10.675	0	0	0	0	0	10.675
402	05	05	00	Material de enseñanza	26.219	0	0	0	0	0	26.219
402	05	06	00	Productos de papel y cartón para computación	2.680	0	0	0	0	0	2.680
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	16.862	0	0	0	0	0	16.862
402	06	00	00	Productos químicos y derivados	45.175	0	0	0	0	0	45.175
402	06	04	00	Productos farmacéuticos y medicamentos	12.244	0	0	0	0	0	12.244
402	06	06	00	Combustibles y lubricantes	23.011	0	0	0	0	0	23.011
402	06	08	00	Productos plásticos	9.920	0	0	0	0	0	9.920
402	08	00	00	Productos metálicos	193.314	0	0	0	0	0	193.314
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	8.200	0	0	0	0	0	8.200
402	08	07	00	Material de señalamiento	5.371	0	0	0	0	0	5.371
402	08	08	00	Material de educación	6.911	0	0	0	0	0	6.911
402	08	09	00	Repuestos y accesorios para equipos de transporte	91.029	0	0	0	0	0	91.029
402	08	10	00	Repuestos y accesorios para otros equipos	81.803	0	0	0	0	0	81.803
402	10	00	00	Productos varios y útiles diversos	84.982	0	0	0	0	0	84.982

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115619 590041000 DISEÑO E IMPLANTACIÓN DE LAS BRIGADAS COMUNALES PREVENTIVAS PARA LA SEGURIDAD Y MANTENIMIENTO DE LAS INSTALACIONES DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS, CIUDADANAS Y ORGANIZACIONES DEL PODER POPULAR, EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: BRIGADA **META:** 536

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	18.442	0	0	0	0	0	18.442
402	10	03	00	Utensilios de cocina y comedor	11.225	0	0	0	0	0	11.225
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.750	0	0	0	0	0	2.750
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	13.922	0	0	0	0	0	13.922
402	10	07	00	Productos de seguridad en el trabajo	14.785	0	0	0	0	0	14.785
402	10	11	00	Materiales eléctricos	13.281	0	0	0	0	0	13.281
402	10	12	00	Materiales para instalaciones sanitarias	2.049	0	0	0	0	0	2.049
402	10	13	00	Materiales fotográficos	5.764	0	0	0	0	0	5.764
402	10	99	00	Otros productos y útiles diversos	2.764	0	0	0	0	0	2.764
402	99	00	00	Otros materiales y suministros	10.101	0	0	0	0	0	10.101
402	99	01	00	Otros materiales y suministros	10.101	0	0	0	0	0	10.101
403	**00**	**00**	**00**	**Servicios no personales**	**367.251**	**0**	**0**	**0**	**0**	**0**	**367.251**
403	01	00	00	Alquileres de inmuebles	14.095	0	0	0	0	0	14.095
403	01	01	00	Alquileres de edificios y locales	7.425	0	0	0	0	0	7.425
403	01	02	00	Alquileres de instalaciones culturales y recreativas	6.670	0	0	0	0	0	6.670
403	02	00	00	Alquileres de maquinaria y equipos	34.480	0	0	0	0	0	34.480
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	9.270	0	0	0	0	0	9.270
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	5.552	0	0	0	0	0	5.552
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	14.096	0	0	0	0	0	14.096
403	02	99	00	Alquileres de otras maquinaria y equipos	5.562	0	0	0	0	0	5.562
403	06	00	00	Servicios de transporte y almacenaje	11.757	0	0	0	0	0	11.757
403	06	01	00	Fletes y embalajes	8.081	0	0	0	0	0	8.081
403	06	03	00	Estacionamiento	3.676	0	0	0	0	0	3.676
403	07	00	00	Servicios de información, impresión y relaciones públicas	31.657	0	0	0	0	0	31.657
403	07	01	00	Publicidad y propaganda	14.635	0	0	0	0	0	14.635
403	07	02	00	Imprenta y reproducción	12.970	0	0	0	0	0	12.970
403	07	04	00	Avisos	4.052	0	0	0	0	0	4.052
403	09	00	00	Viáticos y pasajes	34.729	0	0	0	0	0	34.729

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115619 590041000 DISEÑO E IMPLANTACIÓN DE LAS BRIGADAS COMUNALES PREVENTIVAS PARA LA SEGURIDAD Y MANTENIMIENTO DE LAS INSTALACIONES DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS, CIUDADANAS Y ORGANIZACIONES DEL PODER POPULAR, EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: BRIGADA **META:** 536

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	34.729	0	0	0	0	0	34.729
403	10	00	00	Servicios profesionales y técnicos	46.343	0	0	0	0	0	46.343
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	6.380	0	0	0	0	0	6.380
403	10	09	00	Servicios de lavandería y tintorería	4.325	0	0	0	0	0	4.325
403	10	10	00	Servicios de vigilancia	7.431	0	0	0	0	0	7.431
403	10	11	00	Servicios para la elaboración y suministro de comida	9.992	0	0	0	0	0	9.992
403	10	99	00	Otros servicios profesionales y técnicos	18.215	0	0	0	0	0	18.215
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	16.538	0	0	0	0	0	16.538
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	9.829	0	0	0	0	0	9.829
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.709	0	0	0	0	0	6.709
403	12	00	00	Conservación y reparaciones menores de obras	14.019	0	0	0	0	0	14.019
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	14.019	0	0	0	0	0	14.019
403	18	00	00	Impuestos indirectos	158.731	0	0	0	0	0	158.731
403	18	01	00	Impuesto al valor agregado	158.731	0	0	0	0	0	158.731
403	99	00	00	Otros servicios no personales	4.902	0	0	0	0	0	4.902
403	99	01	00	Otros servicios no personales	4.902	0	0	0	0	0	4.902
				Totales	**1.503.825**	**0**	**0**	**0**	**0**	**0**	**1.503.825**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115619 590041000 DISEÑO E IMPLANTACIÓN DE LAS BRIGADAS COMUNALES PREVENTIVAS PARA LA SEGURIDAD Y MANTENIMIENTO DE LAS INSTALACIONES DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS, CIUDADANAS Y ORGANIZACIONES DEL PODER POPULAR, EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: BRIGADA **META:** 536

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115619 590041000 DISEÑO E IMPLANTACIÓN DE LAS BRIGADAS COMUNALES PREVENTIVAS PARA LA SEGURIDAD Y MANTENIMIENTO DE LAS INSTALACIONES DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS, CIUDADANAS Y ORGANIZACIONES DEL PODER POPULAR, EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: BRIGADA **META:** 536

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590041001 DISEÑO DE LA ESTRUCTURA ORGANIZATIVA Y LA METODOLOGÍA DE TRABAJO DE LAS BRIGADAS COMUNALES PREVENTIVAS PARA LA SEGURIDAD Y MANTENIMIENTO DE LAS INSTALACIONES DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**454.037**	**0**	**0**	**0**	**0**	0	**454.037**
402	01	00	00	Productos alimenticios y agropecuarios	94.682	0	0	0	0	0	94.682
402	01	01	00	Alimentos y bebidas para personas	94.682	0	0	0	0	0	94.682
402	03	00	00	Textiles y vestuarios	147.310	0	0	0	0	0	147.310
402	03	01	00	Textiles	32.760	0	0	0	0	0	32.760
402	03	02	00	Prendas de vestir	71.747	0	0	0	0	0	71.747
402	03	03	00	Calzados	26.423	0	0	0	0	0	26.423
402	03	99	00	Otros productos textiles y vestuarios	16.380	0	0	0	0	0	16.380
402	05	00	00	Productos de papel, cartón e impresos	5.653	0	0	0	0	0	5.653
402	05	03	00	Productos de papel y cartón para oficina	5.653	0	0	0	0	0	5.653
402	06	00	00	Productos químicos y derivados	23.149	0	0	0	0	0	23.149
402	06	06	00	Combustibles y lubricantes	13.229	0	0	0	0	0	13.229
402	06	08	00	Productos plásticos	9.920	0	0	0	0	0	9.920
402	08	00	00	Productos metálicos	160.082	0	0	0	0	0	160.082
402	08	09	00	Repuestos y accesorios para equipos de transporte	78.279	0	0	0	0	0	78.279
402	08	10	00	Repuestos y accesorios para otros equipos	81.803	0	0	0	0	0	81.803
402	10	00	00	Productos varios y útiles diversos	23.161	0	0	0	0	0	23.161
402	10	07	00	Productos de seguridad en el trabajo	9.880	0	0	0	0	0	9.880
402	10	11	00	Materiales eléctricos	13.281	0	0	0	0	0	13.281
403	**00**	**00**	**00**	**Servicios no personales**	**147.493**	**0**	**0**	**0**	**0**	0	**147.493**
403	01	00	00	Alquileres de inmuebles	1.300	0	0	0	0	0	1.300
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.300	0	0	0	0	0	1.300
403	02	00	00	Alquileres de maquinaria y equipos	25.757	0	0	0	0	0	25.757
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	9.270	0	0	0	0	0	9.270

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115619 590041000 DISEÑO E IMPLANTACIÓN DE LAS BRIGADAS COMUNALES PREVENTIVAS PARA LA SEGURIDAD Y MANTENIMIENTO DE LAS INSTALACIONES DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS, CIUDADANAS Y ORGANIZACIONES DEL PODER POPULAR, EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: BRIGADA **META:** 536

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590041001 DISEÑO DE LA ESTRUCTURA ORGANIZATIVA Y LA METODOLOGÍA DE TRABAJO DE LAS BRIGADAS COMUNALES PREVENTIVAS PARA LA SEGURIDAD Y MANTENIMIENTO DE LAS INSTALACIONES DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	2.600	0	0	0	0	0	2.600
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	9.900	0	0	0	0	0	9.900
403	02	99	00	Alquileres de otras maquinaria y equipos	3.987	0	0	0	0	0	3.987
403	06	00	00	Servicios de transporte y almacenaje	8.081	0	0	0	0	0	8.081
403	06	01	00	Fletes y embalajes	8.081	0	0	0	0	0	8.081
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.029	0	0	0	0	0	5.029
403	07	01	00	Publicidad y propaganda	3.454	0	0	0	0	0	3.454
403	07	02	00	Imprenta y reproducción	1.575	0	0	0	0	0	1.575
403	09	00	00	Viáticos y pasajes	6.781	0	0	0	0	0	6.781
403	09	01	00	Viáticos y pasajes dentro del país	6.781	0	0	0	0	0	6.781
403	10	00	00	Servicios profesionales y técnicos	9.961	0	0	0	0	0	9.961
403	10	10	00	Servicios de vigilancia	3.250	0	0	0	0	0	3.250
403	10	99	00	Otros servicios profesionales y técnicos	6.711	0	0	0	0	0	6.711
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	16.538	0	0	0	0	0	16.538
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	9.829	0	0	0	0	0	9.829
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.709	0	0	0	0	0	6.709
403	12	00	00	Conservación y reparaciones menores de obras	9.961	0	0	0	0	0	9.961
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	9.961	0	0	0	0	0	9.961
403	18	00	00	Impuestos indirectos	64.085	0	0	0	0	0	64.085
403	18	01	00	Impuesto al valor agregado	64.085	0	0	0	0	0	64.085
				Totales	**601.530**	**0**	**0**	**0**	**0**	0	**601.530**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115619 590041000 DISEÑO E IMPLANTACIÓN DE LAS BRIGADAS COMUNALES PREVENTIVAS PARA LA SEGURIDAD Y MANTENIMIENTO DE LAS INSTALACIONES DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS, CIUDADANAS Y ORGANIZACIONES DEL PODER POPULAR, EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: BRIGADA **META:** 536

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590041002 IMPLANTACIÓN EN TODO EL TERRITORIO NACIONAL DE LAS BRIGADAS COMUNALES PREVENTIVAS PARA LA SEGURIDAD Y MANTENIMIENTO DE LAS INSTALACIONES DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**170.311**	**0**	**0**	**0**	**0**	0	**170.311**
402	01	00	00	Productos alimenticios y agropecuarios	85.782	0	0	0	0	0	85.782
402	01	01	00	Alimentos y bebidas para personas	85.782	0	0	0	0	0	85.782
402	03	00	00	Textiles y vestuarios	60.079	0	0	0	0	0	60.079
402	03	02	00	Prendas de vestir	28.796	0	0	0	0	0	28.796
402	03	03	00	Calzados	31.283	0	0	0	0	0	31.283
402	05	00	00	Productos de papel, cartón e impresos	8.011	0	0	0	0	0	8.011
402	05	05	00	Material de enseñanza	8.011	0	0	0	0	0	8.011
402	08	00	00	Productos metálicos	8.200	0	0	0	0	0	8.200
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	8.200	0	0	0	0	0	8.200
402	10	00	00	Productos varios y útiles diversos	8.239	0	0	0	0	0	8.239
402	10	02	00	Materiales y útiles de limpieza y aseo	8.239	0	0	0	0	0	8.239
403	**00**	**00**	**00**	**Servicios no personales**	**55.262**	**0**	**0**	**0**	**0**	0	**55.262**
403	02	00	00	Alquileres de maquinaria y equipos	4.527	0	0	0	0	0	4.527
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	2.952	0	0	0	0	0	2.952
403	02	99	00	Alquileres de otras maquinaria y equipos	1.575	0	0	0	0	0	1.575
403	09	00	00	Viáticos y pasajes	3.453	0	0	0	0	0	3.453
403	09	01	00	Viáticos y pasajes dentro del país	3.453	0	0	0	0	0	3.453
403	10	00	00	Servicios profesionales y técnicos	19.240	0	0	0	0	0	19.240
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	2.934	0	0	0	0	0	2.934
403	10	10	00	Servicios de vigilancia	4.181	0	0	0	0	0	4.181
403	10	11	00	Servicios para la elaboración y suministro de comida	9.992	0	0	0	0	0	9.992
403	10	99	00	Otros servicios profesionales y técnicos	2.133	0	0	0	0	0	2.133
403	12	00	00	Conservación y reparaciones menores de obras	4.058	0	0	0	0	0	4.058

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115619 590041000 DISEÑO E IMPLANTACIÓN DE LAS BRIGADAS COMUNALES PREVENTIVAS PARA LA SEGURIDAD Y MANTENIMIENTO DE LAS INSTALACIONES DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS, CIUDADANAS Y ORGANIZACIONES DEL PODER POPULAR, EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: BRIGADA **META:** 536

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590041002 IMPLANTACIÓN EN TODO EL TERRITORIO NACIONAL DE LAS BRIGADAS COMUNALES PREVENTIVAS PARA LA SEGURIDAD Y MANTENIMIENTO DE LAS INSTALACIONES DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	4.058	0	0	0	0	0	4.058
403	18	00	00	Impuestos indirectos	23.984	0	0	0	0	0	23.984
403	18	01	00	Impuesto al valor agregado	23.984	0	0	0	0	0	23.984
				Totales	**225.573**	**0**	**0**	**0**	**0**	0	**225.573**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115619 590041000 DISEÑO E IMPLANTACIÓN DE LAS BRIGADAS COMUNALES PREVENTIVAS PARA LA SEGURIDAD Y MANTENIMIENTO DE LAS INSTALACIONES DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS, CIUDADANAS Y ORGANIZACIONES DEL PODER POPULAR, EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: BRIGADA **META:** 536

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590041003 SUPERVISIÓN DE LAS ACTIVIDADES PERTINENTES DE LAS BRIGADAS COMUNALES PREVENTIVAS PARA LA SEGURIDAD Y MANTENIMIENTO DE LAS INSTALACIONES DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**171.188**	**0**	**0**	**0**	**0**	0	**171.188**
402	01	00	00	Productos alimenticios y agropecuarios	99.240	0	0	0	0	0	99.240
402	01	01	00	Alimentos y bebidas para personas	99.240	0	0	0	0	0	99.240
402	03	00	00	Textiles y vestuarios	20.659	0	0	0	0	0	20.659
402	03	02	00	Prendas de vestir	10.560	0	0	0	0	0	10.560
402	03	03	00	Calzados	6.711	0	0	0	0	0	6.711
402	03	99	00	Otros productos textiles y vestuarios	3.388	0	0	0	0	0	3.388
402	04	00	00	Productos de cuero y caucho	10.156	0	0	0	0	0	10.156
402	04	03	00	Cauchos y tripas para vehículos	10.156	0	0	0	0	0	10.156
402	05	00	00	Productos de papel, cartón e impresos	7.058	0	0	0	0	0	7.058
402	05	03	00	Productos de papel y cartón para oficina	2.948	0	0	0	0	0	2.948
402	05	05	00	Material de enseñanza	4.110	0	0	0	0	0	4.110
402	06	00	00	Productos químicos y derivados	9.124	0	0	0	0	0	9.124
402	06	04	00	Productos farmacéuticos y medicamentos	3.518	0	0	0	0	0	3.518
402	06	06	00	Combustibles y lubricantes	5.606	0	0	0	0	0	5.606
402	08	00	00	Productos metálicos	3.518	0	0	0	0	0	3.518
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.518	0	0	0	0	0	3.518
402	10	00	00	Productos varios y útiles diversos	16.618	0	0	0	0	0	16.618
402	10	02	00	Materiales y útiles de limpieza y aseo	4.833	0	0	0	0	0	4.833
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.750	0	0	0	0	0	2.750
402	10	07	00	Productos de seguridad en el trabajo	4.905	0	0	0	0	0	4.905
402	10	13	00	Materiales fotográficos	4.130	0	0	0	0	0	4.130
402	99	00	00	Otros materiales y suministros	4.815	0	0	0	0	0	4.815
402	99	01	00	Otros materiales y suministros	4.815	0	0	0	0	0	4.815

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115619 590041000 DISEÑO E IMPLANTACIÓN DE LAS BRIGADAS COMUNALES PREVENTIVAS PARA LA SEGURIDAD Y MANTENIMIENTO DE LAS INSTALACIONES DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS, CIUDADANAS Y ORGANIZACIONES DEL PODER POPULAR, EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: BRIGADA **META:** 536

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590041003 SUPERVISIÓN DE LAS ACTIVIDADES PERTINENTES DE LAS BRIGADAS COMUNALES PREVENTIVAS PARA LA SEGURIDAD Y MANTENIMIENTO DE LAS INSTALACIONES DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**54.386**	**0**	**0**	**0**	**0**	0	**54.386**
403	01	00	00	Alquileres de inmuebles	7.425	0	0	0	0	0	7.425
403	01	01	00	Alquileres de edificios y locales	7.425	0	0	0	0	0	7.425
403	06	00	00	Servicios de transporte y almacenaje	2.752	0	0	0	0	0	2.752
403	06	03	00	Estacionamiento	2.752	0	0	0	0	0	2.752
403	07	00	00	Servicios de información, impresión y relaciones públicas	249	0	0	0	0	0	249
403	07	02	00	Imprenta y reproducción	249	0	0	0	0	0	249
403	09	00	00	Viáticos y pasajes	9.979	0	0	0	0	0	9.979
403	09	01	00	Viáticos y pasajes dentro del país	9.979	0	0	0	0	0	9.979
403	10	00	00	Servicios profesionales y técnicos	5.971	0	0	0	0	0	5.971
403	10	09	00	Servicios de lavandería y tintorería	4.325	0	0	0	0	0	4.325
403	10	99	00	Otros servicios profesionales y técnicos	1.646	0	0	0	0	0	1.646
403	18	00	00	Impuestos indirectos	23.108	0	0	0	0	0	23.108
403	18	01	00	Impuesto al valor agregado	23.108	0	0	0	0	0	23.108
403	99	00	00	Otros servicios no personales	4.902	0	0	0	0	0	4.902
403	99	01	00	Otros servicios no personales	4.902	0	0	0	0	0	4.902
				Totales	**225.574**	**0**	**0**	**0**	**0**	0	**225.574**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115619 590041000 DISEÑO E IMPLANTACIÓN DE LAS BRIGADAS COMUNALES PREVENTIVAS PARA LA SEGURIDAD Y MANTENIMIENTO DE LAS INSTALACIONES DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS, CIUDADANAS Y ORGANIZACIONES DEL PODER POPULAR, EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: BRIGADA **META:** 536

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590041004 PLANIFICAR LA EJECUCIÓN DE LOS PROYECTOS COMUNITARIOS DE ENERGÍA ELÉCTRICA Y EL PROGRAMA DE USO RACIONAL Y EFICIENTE DE LA ENERGÍA

UNIDAD DE MEDIDA: REPORTE **META:** 28

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**170.569**	**0**	**0**	**0**	**0**	0	**170.569**
402	01	00	00	Productos alimenticios y agropecuarios	89.693	0	0	0	0	0	89.693
402	01	01	00	Alimentos y bebidas para personas	89.693	0	0	0	0	0	89.693
402	03	00	00	Textiles y vestuarios	33.100	0	0	0	0	0	33.100
402	03	02	00	Prendas de vestir	21.593	0	0	0	0	0	21.593
402	03	03	00	Calzados	8.022	0	0	0	0	0	8.022
402	03	99	00	Otros productos textiles y vestuarios	3.485	0	0	0	0	0	3.485
402	04	00	00	Productos de cuero y caucho	4.222	0	0	0	0	0	4.222
402	04	03	00	Cauchos y tripas para vehículos	4.222	0	0	0	0	0	4.222
402	05	00	00	Productos de papel, cartón e impresos	7.596	0	0	0	0	0	7.596
402	05	06	00	Productos de papel y cartón para computación	2.680	0	0	0	0	0	2.680
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.916	0	0	0	0	0	4.916
402	06	00	00	Productos químicos y derivados	12.902	0	0	0	0	0	12.902
402	06	04	00	Productos farmacéuticos y medicamentos	8.726	0	0	0	0	0	8.726
402	06	06	00	Combustibles y lubricantes	4.176	0	0	0	0	0	4.176
402	08	00	00	Productos metálicos	4.975	0	0	0	0	0	4.975
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.975	0	0	0	0	0	4.975
402	10	00	00	Productos varios y útiles diversos	12.795	0	0	0	0	0	12.795
402	10	03	00	Utensilios de cocina y comedor	2.941	0	0	0	0	0	2.941
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.407	0	0	0	0	0	3.407
402	10	12	00	Materiales para instalaciones sanitarias	2.049	0	0	0	0	0	2.049
402	10	13	00	Materiales fotográficos	1.634	0	0	0	0	0	1.634
402	10	99	00	Otros productos y útiles diversos	2.764	0	0	0	0	0	2.764
402	99	00	00	Otros materiales y suministros	5.286	0	0	0	0	0	5.286

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115619 590041000 DISEÑO E IMPLANTACIÓN DE LAS BRIGADAS COMUNALES PREVENTIVAS PARA LA SEGURIDAD Y MANTENIMIENTO DE LAS INSTALACIONES DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS, CIUDADANAS Y ORGANIZACIONES DEL PODER POPULAR, EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: BRIGADA **META:** 536

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590041004 PLANIFICAR LA EJECUCIÓN DE LOS PROYECTOS COMUNITARIOS DE ENERGÍA ELÉCTRICA Y EL PROGRAMA DE USO RACIONAL Y EFICIENTE DE LA ENERGÍA

UNIDAD DE MEDIDA: REPORTE **META:** 28

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	01	00	Otros materiales y suministros	5.286	0	0	0	0	0	5.286
403	**00**	**00**	**00**	**Servicios no personales**	**55.005**	**0**	**0**	**0**	**0**	0	**55.005**
403	02	00	00	Alquileres de maquinaria y equipos	4.196	0	0	0	0	0	4.196
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	4.196	0	0	0	0	0	4.196
403	06	00	00	Servicios de transporte y almacenaje	924	0	0	0	0	0	924
403	06	03	00	Estacionamiento	924	0	0	0	0	0	924
403	07	00	00	Servicios de información, impresión y relaciones públicas	14.451	0	0	0	0	0	14.451
403	07	01	00	Publicidad y propaganda	5.614	0	0	0	0	0	5.614
403	07	02	00	Imprenta y reproducción	4.785	0	0	0	0	0	4.785
403	07	04	00	Avisos	4.052	0	0	0	0	0	4.052
403	09	00	00	Viáticos y pasajes	8.176	0	0	0	0	0	8.176
403	09	01	00	Viáticos y pasajes dentro del país	8.176	0	0	0	0	0	8.176
403	10	00	00	Servicios profesionales y técnicos	3.531	0	0	0	0	0	3.531
403	10	99	00	Otros servicios profesionales y técnicos	3.531	0	0	0	0	0	3.531
403	18	00	00	Impuestos indirectos	23.727	0	0	0	0	0	23.727
403	18	01	00	Impuesto al valor agregado	23.727	0	0	0	0	0	23.727
				Totales	**225.574**	**0**	**0**	**0**	**0**	0	**225.574**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115619 590041000 DISEÑO E IMPLANTACIÓN DE LAS BRIGADAS COMUNALES PREVENTIVAS PARA LA SEGURIDAD Y MANTENIMIENTO DE LAS INSTALACIONES DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS, CIUDADANAS Y ORGANIZACIONES DEL PODER POPULAR, EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: BRIGADA **META:** 536

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 590041005 VERIFICACIÓN DE PLANES, PROGRAMAS Y PROYECTOS COMUNITARIOS EN MATERIA DE EDUCACIÓN, SEGURIDAD, MANTENIMIENTO, USO RACIONAL Y EFICIENTE DE LA ENERGÍA, PROCESOS DE LECTURA Y NOTIFICACIÓN DEL CONSUMO ELÉCTRICO Y EJECUCIÓN DE PROYECTOS PARA LA CONSTRUCCIÓN, ADECUACIÓN, EXPANSIÓN Y MEJORAMIENTO DE REDES

UNIDAD DE MEDIDA: REPORTE **META:** 24

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**170.469**	**0**	**0**	**0**	**0**	0	**170.469**
402	01	00	00	Productos alimenticios y agropecuarios	69.034	0	0	0	0	0	69.034
402	01	01	00	Alimentos y bebidas para personas	69.034	0	0	0	0	0	69.034
402	03	00	00	Textiles y vestuarios	15.061	0	0	0	0	0	15.061
402	03	02	00	Prendas de vestir	10.156	0	0	0	0	0	10.156
402	03	03	00	Calzados	4.905	0	0	0	0	0	4.905
402	05	00	00	Productos de papel, cartón e impresos	45.666	0	0	0	0	0	45.666
402	05	01	00	Pulpa de madera, papel y cartón	5.429	0	0	0	0	0	5.429
402	05	03	00	Productos de papel y cartón para oficina	3.518	0	0	0	0	0	3.518
402	05	04	00	Libros, revistas y periódicos	10.675	0	0	0	0	0	10.675
402	05	05	00	Material de enseñanza	14.098	0	0	0	0	0	14.098
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	11.946	0	0	0	0	0	11.946
402	08	00	00	Productos metálicos	16.539	0	0	0	0	0	16.539
402	08	07	00	Material de señalamiento	5.371	0	0	0	0	0	5.371
402	08	08	00	Material de educación	6.911	0	0	0	0	0	6.911
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.257	0	0	0	0	0	4.257
402	10	00	00	Productos varios y útiles diversos	24.169	0	0	0	0	0	24.169
402	10	02	00	Materiales y útiles de limpieza y aseo	5.370	0	0	0	0	0	5.370
402	10	03	00	Utensilios de cocina y comedor	8.284	0	0	0	0	0	8.284
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.515	0	0	0	0	0	10.515
403	**00**	**00**	**00**	**Servicios no personales**	**55.105**	**0**	**0**	**0**	**0**	0	**55.105**
403	01	00	00	Alquileres de inmuebles	5.370	0	0	0	0	0	5.370
403	01	02	00	Alquileres de instalaciones culturales y recreativas	5.370	0	0	0	0	0	5.370

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115619 590041000 DISEÑO E IMPLANTACIÓN DE LAS BRIGADAS COMUNALES PREVENTIVAS PARA LA SEGURIDAD Y MANTENIMIENTO DE LAS INSTALACIONES DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS, CIUDADANAS Y ORGANIZACIONES DEL PODER POPULAR, EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: BRIGADA **META:** 536

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590041005 VERIFICACIÓN DE PLANES, PROGRAMAS Y PROYECTOS COMUNITARIOS EN MATERIA DE EDUCACIÓN, SEGURIDAD, MANTENIMIENTO, USO RACIONAL Y EFICIENTE DE LA ENERGÍA, PROCESOS DE LECTURA Y NOTIFICACIÓN DEL CONSUMO ELÉCTRICO Y EJECUCIÓN DE PROYECTOS PARA LA CONSTRUCCIÓN, ADECUACIÓN, EXPANSIÓN Y MEJORAMIENTO DE REDES

UNIDAD DE MEDIDA: REPORTE **META:** 24

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	11.928	0	0	0	0	0	11.928
403	07	01	00	Publicidad y propaganda	5.567	0	0	0	0	0	5.567
403	07	02	00	Imprenta y reproducción	6.361	0	0	0	0	0	6.361
403	09	00	00	Viáticos y pasajes	6.340	0	0	0	0	0	6.340
403	09	01	00	Viáticos y pasajes dentro del país	6.340	0	0	0	0	0	6.340
403	10	00	00	Servicios profesionales y técnicos	7.640	0	0	0	0	0	7.640
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	3.446	0	0	0	0	0	3.446
403	10	99	00	Otros servicios profesionales y técnicos	4.194	0	0	0	0	0	4.194
403	18	00	00	Impuestos indirectos	23.827	0	0	0	0	0	23.827
403	18	01	00	Impuesto al valor agregado	23.827	0	0	0	0	0	23.827
				Totales	**225.574**	**0**	**0**	**0**	**0**	0	**225.574**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115676 590042000 DESARROLLO DE LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN DEL PERSONAL OCUPACIONALMENTE EXPUESTO ASOCIADO A LA PRÁCTICA DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.772.501**	**0**	**0**	**0**	**0**	**0**	**1.772.501**
401	01	00	00	Sueldos, salarios y otras retribuciones	212.408	0	0	0	0	0	212.408
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	51.608	0	0	0	0	0	51.608
401	01	18	00	Remuneraciones al personal contratado	78.000	0	0	0	0	0	78.000
401	01	99	00	Otras retribuciones	82.800	0	0	0	0	0	82.800
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	40.203	0	0	0	0	0	40.203
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	40.203	0	0	0	0	0	40.203
401	03	00	00	Primas	31.801	0	0	0	0	0	31.801
401	03	08	00	Primas de profesionalización a empleados	6.193	0	0	0	0	0	6.193
401	03	09	00	Primas por antigüedad a empleados	25.608	0	0	0	0	0	25.608
401	04	00	00	Complementos de sueldos y salarios	481.178	0	0	0	0	0	481.178
401	04	08	00	Bono compensatorio de alimentación a empleados	39.330	0	0	0	0	0	39.330
401	04	26	00	Bono compensatorio de alimentación al personal contratado	19.665	0	0	0	0	0	19.665
401	04	96	00	Otros complementos a empleados	353.175	0	0	0	0	0	353.175
401	04	98	00	Otros complementos al personal contratado	69.008	0	0	0	0	0	69.008
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	305.136	0	0	0	0	0	305.136
401	05	01	00	Aguinaldos a empleados	176.587	0	0	0	0	0	176.587
401	05	03	00	Bono vacacional a empleados	88.294	0	0	0	0	0	88.294
401	05	07	00	Aguinaldos al personal contratado	34.504	0	0	0	0	0	34.504
401	05	08	00	Bono vacacional al personal contratado	5.751	0	0	0	0	0	5.751
401	06	00	00	Aportes patronales y legales	69.663	0	0	0	0	0	69.663
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	11.612	0	0	0	0	0	11.612
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	24.734	0	0	0	0	0	24.734
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.580	0	0	0	0	0	2.580
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	16.489	0	0	0	0	0	16.489
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	10.503	0	0	0	0	0	10.503
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	3.745	0	0	0	0	0	3.745

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115676 590042000 DESARROLLO DE LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN DEL PERSONAL OCUPACIONALMENTE EXPUESTO ASOCIADO A LA PRÁCTICA DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	477.290	0	0	0	0	0	477.290
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	346.700	0	0	0	0	0	346.700
401	07	33	00	Asistencia socio-económica al personal contratado	130.590	0	0	0	0	0	130.590
401	08	00	00	Prestaciones sociales e indemnizaciones	154.822	0	0	0	0	0	154.822
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	123.611	0	0	0	0	0	123.611
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	31.211	0	0	0	0	0	31.211
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**49.602**	**0**	**0**	**0**	**0**	**0**	**49.602**
402	01	00	00	Productos alimenticios y agropecuarios	21.593	0	0	0	0	0	21.593
402	01	01	00	Alimentos y bebidas para personas	14.395	0	0	0	0	0	14.395
402	01	02	00	Alimentos para animales	7.198	0	0	0	0	0	7.198
402	05	00	00	Productos de papel, cartón e impresos	19.597	0	0	0	0	0	19.597
402	05	03	00	Productos de papel y cartón para oficina	19.597	0	0	0	0	0	19.597
402	10	00	00	Productos varios y útiles diversos	8.412	0	0	0	0	0	8.412
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.412	0	0	0	0	0	8.412
403	**00**	**00**	**00**	**Servicios no personales**	**183.288**	**0**	**0**	**0**	**0**	**0**	**183.288**
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	0	10.000
403	07	03	00	Relaciones sociales	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	24.320	0	0	0	0	0	24.320
403	09	01	00	Viáticos y pasajes dentro del país	24.320	0	0	0	0	0	24.320
403	10	00	00	Servicios profesionales y técnicos	90.000	0	0	0	0	0	90.000
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	48.673	0	0	0	0	0	48.673
403	18	01	00	Impuesto al valor agregado	48.673	0	0	0	0	0	48.673
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	295	0	0	0	0	0	295
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	295	0	0	0	0	0	295
404	**00**	**00**	**00**	**Activos reales**	**221.376**	**0**	**0**	**0**	**0**	**0**	**221.376**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115676 590042000 DESARROLLO DE LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN DEL PERSONAL OCUPACIONALMENTE EXPUESTO ASOCIADO A LA PRÁCTICA DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	205.982	0	0	0	0	0	205.982
404	07	01	00	Equipos científicos y de laboratorio	205.982	0	0	0	0	0	205.982
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.394	0	0	0	0	0	15.394
404	09	02	00	Equipos de computación	15.394	0	0	0	0	0	15.394
				Totales	**2.226.767**	**0**	**0**	**0**	**0**	**0**	**2.226.767**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115676 590042000 DESARROLLO DE LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN DEL PERSONAL OCUPACIONALMENTE EXPUESTO ASOCIADO A LA PRÁCTICA DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115676 590042000 DESARROLLO DE LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN DEL PERSONAL OCUPACIONALMENTE EXPUESTO ASOCIADO A LA PRÁCTICA DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590042001 DIAGNÓSTICO DE LA SITUACIÓN ACTUAL DE LA AUTORIDAD REGULADORA NACIONAL EN MATERIA DE AUTORIZACIONES A OPERADORES DE EQUIPOS DE GAMMAGRAFÍA INDUSTRIAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.772.501**	**0**	**0**	**0**	**0**	0	**1.772.501**
401	01	00	00	Sueldos, salarios y otras retribuciones	212.408	0	0	0	0	0	212.408
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	51.608	0	0	0	0	0	51.608
401	01	18	00	Remuneraciones al personal contratado	78.000	0	0	0	0	0	78.000
401	01	99	00	Otras retribuciones	82.800	0	0	0	0	0	82.800
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	40.203	0	0	0	0	0	40.203
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	40.203	0	0	0	0	0	40.203
401	03	00	00	Primas	31.801	0	0	0	0	0	31.801
401	03	08	00	Primas de profesionalización a empleados	6.193	0	0	0	0	0	6.193
401	03	09	00	Primas por antigüedad a empleados	25.608	0	0	0	0	0	25.608
401	04	00	00	Complementos de sueldos y salarios	481.178	0	0	0	0	0	481.178
401	04	08	00	Bono compensatorio de alimentación a empleados	39.330	0	0	0	0	0	39.330
401	04	26	00	Bono compensatorio de alimentación al personal contratado	19.665	0	0	0	0	0	19.665
401	04	96	00	Otros complementos a empleados	353.175	0	0	0	0	0	353.175
401	04	98	00	Otros complementos al personal contratado	69.008	0	0	0	0	0	69.008
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	305.136	0	0	0	0	0	305.136
401	05	01	00	Aguinaldos a empleados	176.587	0	0	0	0	0	176.587
401	05	03	00	Bono vacacional a empleados	88.294	0	0	0	0	0	88.294
401	05	07	00	Aguinaldos al personal contratado	34.504	0	0	0	0	0	34.504
401	05	08	00	Bono vacacional al personal contratado	5.751	0	0	0	0	0	5.751
401	06	00	00	Aportes patronales y legales	69.663	0	0	0	0	0	69.663
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	11.612	0	0	0	0	0	11.612
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	24.734	0	0	0	0	0	24.734

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115676 590042000 DESARROLLO DE LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN DEL PERSONAL OCUPACIONALMENTE EXPUESTO ASOCIADO A LA PRÁCTICA DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590042001 DIAGNÓSTICO DE LA SITUACIÓN ACTUAL DE LA AUTORIDAD REGULADORA NACIONAL EN MATERIA DE AUTORIZACIONES A OPERADORES DE EQUIPOS DE GAMMAGRAFÍA INDUSTRIAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.580	0	0	0	0	0	2.580
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	16.489	0	0	0	0	0	16.489
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	10.503	0	0	0	0	0	10.503
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	3.745	0	0	0	0	0	3.745
401	07	00	00	Asistencia socio-económica	477.290	0	0	0	0	0	477.290
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	346.700	0	0	0	0	0	346.700
401	07	33	00	Asistencia socio-económica al personal contratado	130.590	0	0	0	0	0	130.590
401	08	00	00	Prestaciones sociales e indemnizaciones	154.822	0	0	0	0	0	154.822
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	123.611	0	0	0	0	0	123.611
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	31.211	0	0	0	0	0	31.211
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.534**	**0**	**0**	**0**	**0**	0	**16.534**
402	01	00	00	Productos alimenticios y agropecuarios	7.198	0	0	0	0	0	7.198
402	01	01	00	Alimentos y bebidas para personas	7.198	0	0	0	0	0	7.198
402	05	00	00	Productos de papel, cartón e impresos	6.532	0	0	0	0	0	6.532
402	05	03	00	Productos de papel y cartón para oficina	6.532	0	0	0	0	0	6.532
402	10	00	00	Productos varios y útiles diversos	2.804	0	0	0	0	0	2.804
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.804	0	0	0	0	0	2.804
403	**00**	**00**	**00**	**Servicios no personales**	**61.316**	**0**	**0**	**0**	**0**	0	**61.316**
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.666	0	0	0	0	0	6.666
403	07	02	00	Imprenta y reproducción	3.333	0	0	0	0	0	3.333
403	07	03	00	Relaciones sociales	3.333	0	0	0	0	0	3.333
403	09	00	00	Viáticos y pasajes	8.107	0	0	0	0	0	8.107
403	09	01	00	Viáticos y pasajes dentro del país	8.107	0	0	0	0	0	8.107

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115676 590042000 DESARROLLO DE LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN DEL PERSONAL OCUPACIONALMENTE EXPUESTO ASOCIADO A LA PRÁCTICA DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590042001 DIAGNÓSTICO DE LA SITUACIÓN ACTUAL DE LA AUTORIDAD REGULADORA NACIONAL EN MATERIA DE AUTORIZACIONES A OPERADORES DE EQUIPOS DE GAMMAGRAFÍA INDUSTRIAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	10	07	00	Servicios de capacitación y adiestramiento	13.333	0	0	0	0	0	13.333
403	10	99	00	Otros servicios profesionales y técnicos	16.667	0	0	0	0	0	16.667
403	18	00	00	Impuestos indirectos	16.248	0	0	0	0	0	16.248
403	18	01	00	Impuesto al valor agregado	16.248	0	0	0	0	0	16.248
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	295	0	0	0	0	0	295
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	295	0	0	0	0	0	295
404	**00**	**00**	**00**	**Activos reales**	**57.558**	**0**	**0**	**0**	**0**	0	**57.558**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	53.300	0	0	0	0	0	53.300
404	07	01	00	Equipos científicos y de laboratorio	53.300	0	0	0	0	0	53.300
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.258	0	0	0	0	0	4.258
404	09	02	00	Equipos de computación	4.258	0	0	0	0	0	4.258
				Totales	**1.907.909**	**0**	**0**	**0**	**0**	0	**1.907.909**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115676 590042000 DESARROLLO DE LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN DEL PERSONAL OCUPACIONALMENTE EXPUESTO ASOCIADO A LA PRÁCTICA DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590042002 REVISIÓN DE LOS INSTRUMENTOS LEGALES NECESARIOS PARA LA AUTORIZACIÓN INDIVIDUAL A OPERADORES DE EQUIPOS DE GAMMAGRAFÍA INDUSTRIAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.534**	**0**	**0**	**0**	**0**	0	**16.534**
402	01	00	00	Productos alimenticios y agropecuarios	7.198	0	0	0	0	0	7.198
402	01	02	00	Alimentos para animales	7.198	0	0	0	0	0	7.198
402	05	00	00	Productos de papel, cartón e impresos	6.532	0	0	0	0	0	6.532
402	05	03	00	Productos de papel y cartón para oficina	6.532	0	0	0	0	0	6.532
402	10	00	00	Productos varios y útiles diversos	2.804	0	0	0	0	0	2.804
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.804	0	0	0	0	0	2.804
403	**00**	**00**	**00**	**Servicios no personales**	**60.985**	**0**	**0**	**0**	**0**	0	**60.985**
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.666	0	0	0	0	0	6.666
403	07	02	00	Imprenta y reproducción	3.333	0	0	0	0	0	3.333
403	07	03	00	Relaciones sociales	3.333	0	0	0	0	0	3.333
403	09	00	00	Viáticos y pasajes	8.107	0	0	0	0	0	8.107
403	09	01	00	Viáticos y pasajes dentro del país	8.107	0	0	0	0	0	8.107
403	10	00	00	Servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	10	07	00	Servicios de capacitación y adiestramiento	13.333	0	0	0	0	0	13.333
403	10	99	00	Otros servicios profesionales y técnicos	16.667	0	0	0	0	0	16.667
403	18	00	00	Impuestos indirectos	16.212	0	0	0	0	0	16.212
403	18	01	00	Impuesto al valor agregado	16.212	0	0	0	0	0	16.212
404	**00**	**00**	**00**	**Activos reales**	**150.536**	**0**	**0**	**0**	**0**	0	**150.536**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	139.400	0	0	0	0	0	139.400
404	07	01	00	Equipos científicos y de laboratorio	139.400	0	0	0	0	0	139.400
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.136	0	0	0	0	0	11.136
404	09	02	00	Equipos de computación	11.136	0	0	0	0	0	11.136

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115676 590042000 DESARROLLO DE LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN DEL PERSONAL OCUPACIONALMENTE EXPUESTO ASOCIADO A LA PRÁCTICA DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590042002 REVISIÓN DE LOS INSTRUMENTOS LEGALES NECESARIOS PARA LA AUTORIZACIÓN INDIVIDUAL A OPERADORES DE EQUIPOS DE GAMMAGRAFÍA INDUSTRIAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**228.055**	**0**	**0**	**0**	**0**	0	**228.055**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115676 590042000 DESARROLLO DE LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN DEL PERSONAL OCUPACIONALMENTE EXPUESTO ASOCIADO A LA PRÁCTICA DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590042003 ESTABLECIMIENTO DE LA INFRAESTRUCTURA PARA LA AUTORIZACIÓN INDIVIDUAL A OPERADORES DE EQUIPOS DE GAMMAGRAFÍA INDUSTRIAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.534**	**0**	**0**	**0**	**0**	0	**16.534**
402	01	00	00	Productos alimenticios y agropecuarios	7.197	0	0	0	0	0	7.197
402	01	01	00	Alimentos y bebidas para personas	7.197	0	0	0	0	0	7.197
402	05	00	00	Productos de papel, cartón e impresos	6.533	0	0	0	0	0	6.533
402	05	03	00	Productos de papel y cartón para oficina	6.533	0	0	0	0	0	6.533
402	10	00	00	Productos varios y útiles diversos	2.804	0	0	0	0	0	2.804
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.804	0	0	0	0	0	2.804
403	**00**	**00**	**00**	**Servicios no personales**	**60.987**	**0**	**0**	**0**	**0**	0	**60.987**
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.668	0	0	0	0	0	6.668
403	07	02	00	Imprenta y reproducción	3.334	0	0	0	0	0	3.334
403	07	03	00	Relaciones sociales	3.334	0	0	0	0	0	3.334
403	09	00	00	Viáticos y pasajes	8.106	0	0	0	0	0	8.106
403	09	01	00	Viáticos y pasajes dentro del país	8.106	0	0	0	0	0	8.106
403	10	00	00	Servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	10	07	00	Servicios de capacitación y adiestramiento	13.334	0	0	0	0	0	13.334
403	10	99	00	Otros servicios profesionales y técnicos	16.666	0	0	0	0	0	16.666
403	18	00	00	Impuestos indirectos	16.213	0	0	0	0	0	16.213
403	18	01	00	Impuesto al valor agregado	16.213	0	0	0	0	0	16.213
404	**00**	**00**	**00**	**Activos reales**	**13.282**	**0**	**0**	**0**	**0**	0	**13.282**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	13.282	0	0	0	0	0	13.282
404	07	01	00	Equipos científicos y de laboratorio	13.282	0	0	0	0	0	13.282
				Totales	**90.803**	**0**	**0**	**0**	**0**	0	**90.803**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115753 590043000 DISEÑO Y CONSTRUCCIÓN DE UN SISTEMA AUTOMATIZADO PROTOTIPO PARA EL SEGUIMIENTO DE LA UBICACIÓN DE LOS EQUIPOS DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.389.524**	**0**	**0**	**0**	**0**	**0**	**1.389.524**
401	01	00	00	Sueldos, salarios y otras retribuciones	134.408	0	0	0	0	0	134.408
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	51.608	0	0	0	0	0	51.608
401	01	99	00	Otras retribuciones	82.800	0	0	0	0	0	82.800
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	40.203	0	0	0	0	0	40.203
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	40.203	0	0	0	0	0	40.203
401	03	00	00	Primas	31.801	0	0	0	0	0	31.801
401	03	08	00	Primas de profesionalización a empleados	6.193	0	0	0	0	0	6.193
401	03	09	00	Primas por antigüedad a empleados	25.608	0	0	0	0	0	25.608
401	04	00	00	Complementos de sueldos y salarios	392.505	0	0	0	0	0	392.505
401	04	08	00	Bono compensatorio de alimentación a empleados	39.330	0	0	0	0	0	39.330
401	04	96	00	Otros complementos a empleados	353.175	0	0	0	0	0	353.175
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	264.881	0	0	0	0	0	264.881
401	05	01	00	Aguinaldos a empleados	176.587	0	0	0	0	0	176.587
401	05	03	00	Bono vacacional a empleados	88.294	0	0	0	0	0	88.294
401	06	00	00	Aportes patronales y legales	55.415	0	0	0	0	0	55.415
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	11.612	0	0	0	0	0	11.612
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	24.734	0	0	0	0	0	24.734
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.580	0	0	0	0	0	2.580
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	16.489	0	0	0	0	0	16.489
401	07	00	00	Asistencia socio-económica	346.700	0	0	0	0	0	346.700
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	346.700	0	0	0	0	0	346.700
401	08	00	00	Prestaciones sociales e indemnizaciones	123.611	0	0	0	0	0	123.611
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	123.611	0	0	0	0	0	123.611
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**37.954**	**0**	**0**	**0**	**0**	**0**	**37.954**
402	01	00	00	Productos alimenticios y agropecuarios	21.592	0	0	0	0	0	21.592
402	01	01	00	Alimentos y bebidas para personas	21.592	0	0	0	0	0	21.592
402	05	00	00	Productos de papel, cartón e impresos	6.835	0	0	0	0	0	6.835

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115753 590043000 DISEÑO Y CONSTRUCCIÓN DE UN SISTEMA AUTOMATIZADO PROTOTIPO PARA EL SEGUIMIENTO DE LA UBICACIÓN DE LOS EQUIPOS DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	5.291	0	0	0	0	0	5.291
402	05	06	00	Productos de papel y cartón para computación	903	0	0	0	0	0	903
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	641	0	0	0	0	0	641
402	06	00	00	Productos químicos y derivados	1.517	0	0	0	0	0	1.517
402	06	03	00	Tintas, pinturas y colorantes	1.044	0	0	0	0	0	1.044
402	06	08	00	Productos plásticos	473	0	0	0	0	0	473
402	10	00	00	Productos varios y útiles diversos	8.010	0	0	0	0	0	8.010
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.494	0	0	0	0	0	5.494
402	10	08	00	Materiales para equipos de computación	2.516	0	0	0	0	0	2.516
403	**00**	**00**	**00**	**Servicios no personales**	**531.423**	**0**	**0**	**0**	**0**	**0**	**531.423**
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	0	10.000
403	07	03	00	Relaciones sociales	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	50.220	0	0	0	0	0	50.220
403	09	01	00	Viáticos y pasajes dentro del país	50.220	0	0	0	0	0	50.220
403	10	00	00	Servicios profesionales y técnicos	64.620	0	0	0	0	0	64.620
403	10	99	00	Otros servicios profesionales y técnicos	64.620	0	0	0	0	0	64.620
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	335.380	0	0	0	0	0	335.380
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	335.380	0	0	0	0	0	335.380
403	18	00	00	Impuestos indirectos	61.006	0	0	0	0	0	61.006
403	18	01	00	Impuesto al valor agregado	61.006	0	0	0	0	0	61.006
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	197	0	0	0	0	0	197
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	197	0	0	0	0	0	197
				Totales	**1.958.901**	**0**	**0**	**0**	**0**	**0**	**1.958.901**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115753 590043000 DISEÑO Y CONSTRUCCIÓN DE UN SISTEMA AUTOMATIZADO PROTOTIPO PARA EL SEGUIMIENTO DE LA UBICACIÓN DE LOS EQUIPOS DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115753 590043000 DISEÑO Y CONSTRUCCIÓN DE UN SISTEMA AUTOMATIZADO PROTOTIPO PARA EL SEGUIMIENTO DE LA UBICACIÓN DE LOS EQUIPOS DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590043001 ESTABLECER LAS NECESIDADES A SATISFACER POR EL SISTEMA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.389.524**	**0**	**0**	**0**	**0**	0	**1.389.524**
401	01	00	00	Sueldos, salarios y otras retribuciones	134.408	0	0	0	0	0	134.408
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	51.608	0	0	0	0	0	51.608
401	01	99	00	Otras retribuciones	82.800	0	0	0	0	0	82.800
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	40.203	0	0	0	0	0	40.203
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	40.203	0	0	0	0	0	40.203
401	03	00	00	Primas	31.801	0	0	0	0	0	31.801
401	03	08	00	Primas de profesionalización a empleados	6.193	0	0	0	0	0	6.193
401	03	09	00	Primas por antigüedad a empleados	25.608	0	0	0	0	0	25.608
401	04	00	00	Complementos de sueldos y salarios	392.505	0	0	0	0	0	392.505
401	04	08	00	Bono compensatorio de alimentación a empleados	39.330	0	0	0	0	0	39.330
401	04	96	00	Otros complementos a empleados	353.175	0	0	0	0	0	353.175
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	264.881	0	0	0	0	0	264.881
401	05	01	00	Aguinaldos a empleados	176.587	0	0	0	0	0	176.587
401	05	03	00	Bono vacacional a empleados	88.294	0	0	0	0	0	88.294
401	06	00	00	Aportes patronales y legales	55.415	0	0	0	0	0	55.415
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	11.612	0	0	0	0	0	11.612
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	24.734	0	0	0	0	0	24.734
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.580	0	0	0	0	0	2.580
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	16.489	0	0	0	0	0	16.489
401	07	00	00	Asistencia socio-económica	346.700	0	0	0	0	0	346.700
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	346.700	0	0	0	0	0	346.700
401	08	00	00	Prestaciones sociales e indemnizaciones	123.611	0	0	0	0	0	123.611

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115753 590043000 DISEÑO Y CONSTRUCCIÓN DE UN SISTEMA AUTOMATIZADO PROTOTIPO PARA EL SEGUIMIENTO DE LA UBICACIÓN DE LOS EQUIPOS DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590043001 ESTABLECER LAS NECESIDADES A SATISFACER POR EL SISTEMA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	123.611	0	0	0	0	0	123.611
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.488**	**0**	**0**	**0**	**0**	0	**9.488**
402	05	00	00	Productos de papel, cartón e impresos	641	0	0	0	0	0	641
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	641	0	0	0	0	0	641
402	06	00	00	Productos químicos y derivados	837	0	0	0	0	0	837
402	06	03	00	Tintas, pinturas y colorantes	364	0	0	0	0	0	364
402	06	08	00	Productos plásticos	473	0	0	0	0	0	473
402	10	00	00	Productos varios y útiles diversos	8.010	0	0	0	0	0	8.010
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.494	0	0	0	0	0	5.494
402	10	08	00	Materiales para equipos de computación	2.516	0	0	0	0	0	2.516
403	**00**	**00**	**00**	**Servicios no personales**	**20.467**	**0**	**0**	**0**	**0**	0	**20.467**
403	09	00	00	Viáticos y pasajes	10.246	0	0	0	0	0	10.246
403	09	01	00	Viáticos y pasajes dentro del país	10.246	0	0	0	0	0	10.246
403	10	00	00	Servicios profesionales y técnicos	6.432	0	0	0	0	0	6.432
403	10	99	00	Otros servicios profesionales y técnicos	6.432	0	0	0	0	0	6.432
403	18	00	00	Impuestos indirectos	3.592	0	0	0	0	0	3.592
403	18	01	00	Impuesto al valor agregado	3.592	0	0	0	0	0	3.592
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	197	0	0	0	0	0	197
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	197	0	0	0	0	0	197
				Totales	**1.419.479**	**0**	**0**	**0**	**0**	0	**1.419.479**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115753 590043000 DISEÑO Y CONSTRUCCIÓN DE UN SISTEMA AUTOMATIZADO PROTOTIPO PARA EL SEGUIMIENTO DE LA UBICACIÓN DE LOS EQUIPOS DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590043002 ELABORACIÓN DEL SISTEMA AUTOMATIZADO DE POSICIONAMIENTO DE LAS CÁMARAS DE GAMMAGRAFÍA INDUSTRIAL

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**18.977**	**0**	**0**	**0**	**0**	0	**18.977**
402	01	00	00	Productos alimenticios y agropecuarios	12.103	0	0	0	0	0	12.103
402	01	01	00	Alimentos y bebidas para personas	12.103	0	0	0	0	0	12.103
402	05	00	00	Productos de papel, cartón e impresos	6.194	0	0	0	0	0	6.194
402	05	03	00	Productos de papel y cartón para oficina	5.291	0	0	0	0	0	5.291
402	05	06	00	Productos de papel y cartón para computación	903	0	0	0	0	0	903
402	06	00	00	Productos químicos y derivados	680	0	0	0	0	0	680
402	06	03	00	Tintas, pinturas y colorantes	680	0	0	0	0	0	680
403	**00**	**00**	**00**	**Servicios no personales**	**440.490**	**0**	**0**	**0**	**0**	0	**440.490**
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.000	0	0	0	0	0	10.000
403	07	03	00	Relaciones sociales	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	39.974	0	0	0	0	0	39.974
403	09	01	00	Viáticos y pasajes dentro del país	39.974	0	0	0	0	0	39.974
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	335.380	0	0	0	0	0	335.380
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	335.380	0	0	0	0	0	335.380
403	18	00	00	Impuestos indirectos	55.136	0	0	0	0	0	55.136
403	18	01	00	Impuesto al valor agregado	55.136	0	0	0	0	0	55.136
				Totales	**459.467**	**0**	**0**	**0**	**0**	0	**459.467**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115753 590043000 DISEÑO Y CONSTRUCCIÓN DE UN SISTEMA AUTOMATIZADO PROTOTIPO PARA EL SEGUIMIENTO DE LA UBICACIÓN DE LOS EQUIPOS DE GAMMAGRAFÍA INDUSTRIAL

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590043003 PRUEBAS OPERATIVAS DEL SISTEMA AUTOMATIZADO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.489**	**0**	**0**	**0**	**0**	0	**9.489**
402	01	00	00	Productos alimenticios y agropecuarios	9.489	0	0	0	0	0	9.489
402	01	01	00	Alimentos y bebidas para personas	9.489	0	0	0	0	0	9.489
403	**00**	**00**	**00**	**Servicios no personales**	**70.466**	**0**	**0**	**0**	**0**	0	**70.466**
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.000	0	0	0	0	0	10.000
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	58.188	0	0	0	0	0	58.188
403	10	99	00	Otros servicios profesionales y técnicos	58.188	0	0	0	0	0	58.188
403	18	00	00	Impuestos indirectos	2.278	0	0	0	0	0	2.278
403	18	01	00	Impuesto al valor agregado	2.278	0	0	0	0	0	2.278
				Totales	**79.955**	**0**	**0**	**0**	**0**	0	**79.955**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115719 590044000 DISEÑO DEL PLAN NACIONAL DE DESARROLLO DE LAS ENERGÍAS ALTERNATIVAS RENOVABLES (PNDEAR)

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**279.023**	**0**	**0**	**0**	**0**	**0**	**279.023**
402	01	00	00	Productos alimenticios y agropecuarios	135.809	0	0	0	0	0	135.809
402	01	01	00	Alimentos y bebidas para personas	60.744	0	0	0	0	0	60.744
402	01	02	00	Alimentos para animales	75.065	0	0	0	0	0	75.065
402	03	00	00	Textiles y vestuarios	9.941	0	0	0	0	0	9.941
402	03	01	00	Textiles	3.037	0	0	0	0	0	3.037
402	03	03	00	Calzados	6.904	0	0	0	0	0	6.904
402	05	00	00	Productos de papel, cartón e impresos	60.348	0	0	0	0	0	60.348
402	05	01	00	Pulpa de madera, papel y cartón	19.562	0	0	0	0	0	19.562
402	05	03	00	Productos de papel y cartón para oficina	20.393	0	0	0	0	0	20.393
402	05	04	00	Libros, revistas y periódicos	20.393	0	0	0	0	0	20.393
402	06	00	00	Productos químicos y derivados	42.557	0	0	0	0	0	42.557
402	06	03	00	Tintas, pinturas y colorantes	12.185	0	0	0	0	0	12.185
402	06	08	00	Productos plásticos	30.372	0	0	0	0	0	30.372
402	10	00	00	Productos varios y útiles diversos	30.368	0	0	0	0	0	30.368
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	30.368	0	0	0	0	0	30.368
403	**00**	**00**	**00**	**Servicios no personales**	**400.476**	**0**	**0**	**0**	**0**	**0**	**400.476**
403	01	00	00	Alquileres de inmuebles	7.539	0	0	0	0	0	7.539
403	01	01	00	Alquileres de edificios y locales	7.539	0	0	0	0	0	7.539
403	03	00	00	Derechos sobre bienes intangibles	25.056	0	0	0	0	0	25.056
403	03	02	00	Derechos de autor	12.528	0	0	0	0	0	12.528
403	03	03	00	Paquetes y programas de computación	12.528	0	0	0	0	0	12.528
403	06	00	00	Servicios de transporte y almacenaje	11.268	0	0	0	0	0	11.268
403	06	01	00	Fletes y embalajes	11.268	0	0	0	0	0	11.268
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.078	0	0	0	0	0	15.078
403	07	01	00	Publicidad y propaganda	7.539	0	0	0	0	0	7.539
403	07	04	00	Avisos	7.539	0	0	0	0	0	7.539

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115719 590044000 DISEÑO DEL PLAN NACIONAL DE DESARROLLO DE LAS ENERGÍAS ALTERNATIVAS RENOVABLES (PNDEAR)

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	207.294	0	0	0	0	0	207.294
403	09	01	00	Viáticos y pasajes dentro del país	141.344	0	0	0	0	0	141.344
403	09	02	00	Viáticos y pasajes fuera del país	65.950	0	0	0	0	0	65.950
403	10	00	00	Servicios profesionales y técnicos	63.957	0	0	0	0	0	63.957
403	10	07	00	Servicios de capacitación y adiestramiento	41.232	0	0	0	0	0	41.232
403	10	99	00	Otros servicios profesionales y técnicos	22.725	0	0	0	0	0	22.725
403	18	00	00	Impuestos indirectos	70.284	0	0	0	0	0	70.284
403	18	01	00	Impuesto al valor agregado	70.284	0	0	0	0	0	70.284
404	**00**	**00**	**00**	**Activos reales**	**79.796**	**0**	**0**	**0**	**0**	**0**	**79.796**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	7.593	0	0	0	0	0	7.593
404	07	02	00	Equipos de enseñanza, deporte y recreación	7.593	0	0	0	0	0	7.593
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	34.239	0	0	0	0	0	34.239
404	09	01	00	Mobiliario y equipos de oficina	15.186	0	0	0	0	0	15.186
404	09	02	00	Equipos de computación	19.053	0	0	0	0	0	19.053
404	12	00	00	Activos intangibles	30.371	0	0	0	0	0	30.371
404	12	04	00	Paquetes y programas de computación	30.371	0	0	0	0	0	30.371
404	99	00	00	Otros activos reales	7.593	0	0	0	0	0	7.593
404	99	01	00	Otros activos reales	7.593	0	0	0	0	0	7.593
				Totales	**759.295**	**0**	**0**	**0**	**0**	**0**	**759.295**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115719 590044000 DISEÑO DEL PLAN NACIONAL DE DESARROLLO DE LAS ENERGÍAS ALTERNATIVAS RENOVABLES (PNDEAR)

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115719 590044000 DISEÑO DEL PLAN NACIONAL DE DESARROLLO DE LAS ENERGÍAS ALTERNATIVAS RENOVABLES (PNDEAR)

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590044001 CREACIÓN DE LA MESA TÉCNICO-POLÍTICA -SOCIAL PARA ARTICULAR Y COORDINAR LAS ACCIONES Y RESPONSABILIDADES EN EL DISEÑO DEL PLAN NACIONAL DE DESARROLLO DE LAS ENERGÍAS ALTERNATIVAS RENOVABLES (PNDEAR)

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MPPEE-DGEA-DER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**60.744**	**0**	**0**	**0**	**0**	0	**60.744**
402	01	00	00	Productos alimenticios y agropecuarios	60.744	0	0	0	0	0	60.744
402	01	01	00	Alimentos y bebidas para personas	60.744	0	0	0	0	0	60.744
403	**00**	**00**	**00**	**Servicios no personales**	**75.929**	**0**	**0**	**0**	**0**	0	**75.929**
403	01	00	00	Alquileres de inmuebles	7.539	0	0	0	0	0	7.539
403	01	01	00	Alquileres de edificios y locales	7.539	0	0	0	0	0	7.539
403	03	00	00	Derechos sobre bienes intangibles	25.056	0	0	0	0	0	25.056
403	03	02	00	Derechos de autor	12.528	0	0	0	0	0	12.528
403	03	03	00	Paquetes y programas de computación	12.528	0	0	0	0	0	12.528
403	06	00	00	Servicios de transporte y almacenaje	11.268	0	0	0	0	0	11.268
403	06	01	00	Fletes y embalajes	11.268	0	0	0	0	0	11.268
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.078	0	0	0	0	0	15.078
403	07	01	00	Publicidad y propaganda	7.539	0	0	0	0	0	7.539
403	07	04	00	Avisos	7.539	0	0	0	0	0	7.539
403	09	00	00	Viáticos y pasajes	759	0	0	0	0	0	759
403	09	01	00	Viáticos y pasajes dentro del país	759	0	0	0	0	0	759
403	18	00	00	Impuestos indirectos	16.229	0	0	0	0	0	16.229
403	18	01	00	Impuesto al valor agregado	16.229	0	0	0	0	0	16.229
404	**00**	**00**	**00**	**Activos reales**	**15.186**	**0**	**0**	**0**	**0**	0	**15.186**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.186	0	0	0	0	0	15.186
404	09	01	00	Mobiliario y equipos de oficina	15.186	0	0	0	0	0	15.186
				Totales	**151.859**	**0**	**0**	**0**	**0**	0	**151.859**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115719 590044000 DISEÑO DEL PLAN NACIONAL DE DESARROLLO DE LAS ENERGÍAS ALTERNATIVAS RENOVABLES (PNDEAR)

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590044002 FORMULACIÓN DEL PLAN NACIONAL DE DESARROLLO DE LAS ENERGÍAS ALTERNATIVAS RENOVABLES (PNDEAR)

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MPPEE-DGEA-DER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**99.284**	**0**	**0**	**0**	**0**	0	**99.284**
402	01	00	00	Productos alimenticios y agropecuarios	75.065	0	0	0	0	0	75.065
402	01	02	00	Alimentos para animales	75.065	0	0	0	0	0	75.065
402	03	00	00	Textiles y vestuarios	9.941	0	0	0	0	0	9.941
402	03	01	00	Textiles	3.037	0	0	0	0	0	3.037
402	03	03	00	Calzados	6.904	0	0	0	0	0	6.904
402	05	00	00	Productos de papel, cartón e impresos	14.278	0	0	0	0	0	14.278
402	05	01	00	Pulpa de madera, papel y cartón	14.278	0	0	0	0	0	14.278
403	**00**	**00**	**00**	**Servicios no personales**	**170.195**	**0**	**0**	**0**	**0**	0	**170.195**
403	09	00	00	Viáticos y pasajes	140.585	0	0	0	0	0	140.585
403	09	01	00	Viáticos y pasajes dentro del país	140.585	0	0	0	0	0	140.585
403	10	00	00	Servicios profesionales y técnicos	4.626	0	0	0	0	0	4.626
403	10	07	00	Servicios de capacitación y adiestramiento	4.626	0	0	0	0	0	4.626
403	18	00	00	Impuestos indirectos	24.984	0	0	0	0	0	24.984
403	18	01	00	Impuesto al valor agregado	24.984	0	0	0	0	0	24.984
404	**00**	**00**	**00**	**Activos reales**	**34.239**	**0**	**0**	**0**	**0**	0	**34.239**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	7.593	0	0	0	0	0	7.593
404	07	02	00	Equipos de enseñanza, deporte y recreación	7.593	0	0	0	0	0	7.593
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	19.053	0	0	0	0	0	19.053
404	09	02	00	Equipos de computación	19.053	0	0	0	0	0	19.053
404	99	00	00	Otros activos reales	7.593	0	0	0	0	0	7.593
404	99	01	00	Otros activos reales	7.593	0	0	0	0	0	7.593

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115719 590044000 DISEÑO DEL PLAN NACIONAL DE DESARROLLO DE LAS ENERGÍAS ALTERNATIVAS RENOVABLES (PNDEAR)

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590044002 FORMULACIÓN DEL PLAN NACIONAL DE DESARROLLO DE LAS ENERGÍAS ALTERNATIVAS RENOVABLES (PNDEAR)

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MPPEE-DGEA-DER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**303.718**	**0**	**0**	**0**	**0**	0	**303.718**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115719 590044000 DISEÑO DEL PLAN NACIONAL DE DESARROLLO DE LAS ENERGÍAS ALTERNATIVAS RENOVABLES (PNDEAR)

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590044003 PROCESO DE SOCIALIZACIÓN DEL PLAN NACIONAL DE DESARROLLO DE LAS ENERGÍAS ALTERNATIVAS RENOVABLES (PNDEAR)

UNIDAD DE MEDIDA: CAMPAÑA **META:** 1

RESPONSABLE/EJECUTOR: MPPEE-DGEA-DER

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**118.995**	**0**	**0**	**0**	**0**	0	**118.995**
402	05	00	00	Productos de papel, cartón e impresos	46.070	0	0	0	0	0	46.070
402	05	01	00	Pulpa de madera, papel y cartón	5.284	0	0	0	0	0	5.284
402	05	03	00	Productos de papel y cartón para oficina	20.393	0	0	0	0	0	20.393
402	05	04	00	Libros, revistas y periódicos	20.393	0	0	0	0	0	20.393
402	06	00	00	Productos químicos y derivados	42.557	0	0	0	0	0	42.557
402	06	03	00	Tintas, pinturas y colorantes	12.185	0	0	0	0	0	12.185
402	06	08	00	Productos plásticos	30.372	0	0	0	0	0	30.372
402	10	00	00	Productos varios y útiles diversos	30.368	0	0	0	0	0	30.368
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	30.368	0	0	0	0	0	30.368
403	**00**	**00**	**00**	**Servicios no personales**	**154.352**	**0**	**0**	**0**	**0**	0	**154.352**
403	09	00	00	Viáticos y pasajes	65.950	0	0	0	0	0	65.950
403	09	02	00	Viáticos y pasajes fuera del país	65.950	0	0	0	0	0	65.950
403	10	00	00	Servicios profesionales y técnicos	59.331	0	0	0	0	0	59.331
403	10	07	00	Servicios de capacitación y adiestramiento	36.606	0	0	0	0	0	36.606
403	10	99	00	Otros servicios profesionales y técnicos	22.725	0	0	0	0	0	22.725
403	18	00	00	Impuestos indirectos	29.071	0	0	0	0	0	29.071
403	18	01	00	Impuesto al valor agregado	29.071	0	0	0	0	0	29.071
404	**00**	**00**	**00**	**Activos reales**	**30.371**	**0**	**0**	**0**	**0**	0	**30.371**
404	12	00	00	Activos intangibles	30.371	0	0	0	0	0	30.371
404	12	04	00	Paquetes y programas de computación	30.371	0	0	0	0	0	30.371
				Totales	**303.718**	**0**	**0**	**0**	**0**	0	**303.718**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115466 590045000 PLAN ESTRATÉGICO INSTITUCIONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA FASE II

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**382.977**	**0**	**0**	**0**	**0**	**0**	**382.977**
401	01	00	00	Sueldos, salarios y otras retribuciones	78.000	0	0	0	0	0	78.000
401	01	18	00	Remuneraciones al personal contratado	78.000	0	0	0	0	0	78.000
401	04	00	00	Complementos de sueldos y salarios	88.673	0	0	0	0	0	88.673
401	04	26	00	Bono compensatorio de alimentación al personal contratado	19.665	0	0	0	0	0	19.665
401	04	98	00	Otros complementos al personal contratado	69.008	0	0	0	0	0	69.008
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	40.255	0	0	0	0	0	40.255
401	05	07	00	Aguinaldos al personal contratado	34.504	0	0	0	0	0	34.504
401	05	08	00	Bono vacacional al personal contratado	5.751	0	0	0	0	0	5.751
401	06	00	00	Aportes patronales y legales	14.248	0	0	0	0	0	14.248
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	10.503	0	0	0	0	0	10.503
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	3.745	0	0	0	0	0	3.745
401	07	00	00	Asistencia socio-económica	130.590	0	0	0	0	0	130.590
401	07	33	00	Asistencia socio-económica al personal contratado	130.590	0	0	0	0	0	130.590
401	08	00	00	Prestaciones sociales e indemnizaciones	31.211	0	0	0	0	0	31.211
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	31.211	0	0	0	0	0	31.211
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**68.492**	**0**	**0**	**0**	**0**	**0**	**68.492**
402	01	00	00	Productos alimenticios y agropecuarios	10.915	0	0	0	0	0	10.915
402	01	01	00	Alimentos y bebidas para personas	10.915	0	0	0	0	0	10.915
402	05	00	00	Productos de papel, cartón e impresos	24.135	0	0	0	0	0	24.135
402	05	02	00	Envases y cajas de papel y cartón	550	0	0	0	0	0	550
402	05	03	00	Productos de papel y cartón para oficina	19.188	0	0	0	0	0	19.188
402	05	04	00	Libros, revistas y periódicos	1.187	0	0	0	0	0	1.187
402	05	05	00	Material de enseñanza	3.210	0	0	0	0	0	3.210
402	06	00	00	Productos químicos y derivados	5.372	0	0	0	0	0	5.372
402	06	08	00	Productos plásticos	5.372	0	0	0	0	0	5.372
402	10	00	00	Productos varios y útiles diversos	28.070	0	0	0	0	0	28.070
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.680	0	0	0	0	0	10.680
402	10	08	00	Materiales para equipos de computación	17.390	0	0	0	0	0	17.390

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115466 590045000 PLAN ESTRATÉGICO INSTITUCIONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA FASE II

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**131.012**	**0**	**0**	**0**	**0**	**0**	**131.012**
403	07	00	00	Servicios de información, impresión y relaciones públicas	109.536	0	0	0	0	0	109.536
403	07	02	00	Imprenta y reproducción	109.536	0	0	0	0	0	109.536
403	18	00	00	Impuestos indirectos	21.378	0	0	0	0	0	21.378
403	18	01	00	Impuesto al valor agregado	21.378	0	0	0	0	0	21.378
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	98	0	0	0	0	0	98
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	98	0	0	0	0	0	98
				Totales	**582.481**	**0**	**0**	**0**	**0**	**0**	**582.481**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115466 590045000 PLAN ESTRATÉGICO INSTITUCIONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA FASE II

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA · **PROYECTO:** 115466 590045000 PLAN ESTRATÉGICO INSTITUCIONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA FASE II

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590045001 DIFUSIÓN INTERNA DEL PLAN ESTRATÉGICO INSTITUCIONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: MATERIAL INFORMATIVO **META:** 24

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.118**	**0**	**0**	**0**	**0**	0	**17.118**
402	01	00	00	Productos alimenticios y agropecuarios	3.659	0	0	0	0	0	3.659
402	01	01	00	Alimentos y bebidas para personas	3.659	0	0	0	0	0	3.659
402	05	00	00	Productos de papel, cartón e impresos	5.096	0	0	0	0	0	5.096
402	05	02	00	Envases y cajas de papel y cartón	55	0	0	0	0	0	55
402	05	03	00	Productos de papel y cartón para oficina	4.601	0	0	0	0	0	4.601
402	05	04	00	Libros, revistas y periódicos	119	0	0	0	0	0	119
402	05	05	00	Material de enseñanza	321	0	0	0	0	0	321
402	06	00	00	Productos químicos y derivados	654	0	0	0	0	0	654
402	06	08	00	Productos plásticos	654	0	0	0	0	0	654
402	10	00	00	Productos varios y útiles diversos	7.709	0	0	0	0	0	7.709
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.519	0	0	0	0	0	3.519
402	10	08	00	Materiales para equipos de computación	4.190	0	0	0	0	0	4.190
403	**00**	**00**	**00**	**Servicios no personales**	**111.789**	**0**	**0**	**0**	**0**	0	**111.789**
403	07	00	00	Servicios de información, impresión y relaciones públicas	97.974	0	0	0	0	0	97.974
403	07	02	00	Imprenta y reproducción	97.974	0	0	0	0	0	97.974
403	18	00	00	Impuestos indirectos	13.815	0	0	0	0	0	13.815
403	18	01	00	Impuesto al valor agregado	13.815	0	0	0	0	0	13.815
				Totales	**128.907**	**0**	**0**	**0**	**0**	0	**128.907**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115466 590045000 PLAN ESTRATÉGICO INSTITUCIONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA FASE II

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590045002 REALIZACIÓN DE TALLER DE INDUCCIÓN Y DIVULGACIÓN DEL PLAN ESTRATÉGICO INSTITUCIONAL A FUNCIONARIOS DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 72

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.906**	**0**	**0**	**0**	**0**	0	**16.906**
402	01	00	00	Productos alimenticios y agropecuarios	2.364	0	0	0	0	0	2.364
402	01	01	00	Alimentos y bebidas para personas	2.364	0	0	0	0	0	2.364
402	05	00	00	Productos de papel, cartón e impresos	6.237	0	0	0	0	0	6.237
402	05	02	00	Envases y cajas de papel y cartón	165	0	0	0	0	0	165
402	05	03	00	Productos de papel y cartón para oficina	4.753	0	0	0	0	0	4.753
402	05	04	00	Libros, revistas y periódicos	356	0	0	0	0	0	356
402	05	05	00	Material de enseñanza	963	0	0	0	0	0	963
402	06	00	00	Productos químicos y derivados	1.518	0	0	0	0	0	1.518
402	06	08	00	Productos plásticos	1.518	0	0	0	0	0	1.518
402	10	00	00	Productos varios y útiles diversos	6.787	0	0	0	0	0	6.787
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.387	0	0	0	0	0	2.387
402	10	08	00	Materiales para equipos de computación	4.400	0	0	0	0	0	4.400
403	**00**	**00**	**00**	**Servicios no personales**	**4.253**	**0**	**0**	**0**	**0**	0	**4.253**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.988	0	0	0	0	0	1.988
403	07	02	00	Imprenta y reproducción	1.988	0	0	0	0	0	1.988
403	18	00	00	Impuestos indirectos	2.265	0	0	0	0	0	2.265
403	18	01	00	Impuesto al valor agregado	2.265	0	0	0	0	0	2.265
				Totales	**21.159**	**0**	**0**	**0**	**0**	0	**21.159**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115466 590045000 PLAN ESTRATÉGICO INSTITUCIONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA FASE II

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590045003 EVALUACIÓN DE LOS RESULTADOS DEL PROCESO DE REVISIÓN DE LAS ESTRATEGIAS Y LÍNEAS DE ACCIÓN PARA LA IMPLEMENTACIÓN DEL PLAN ESTRATÉGICO INSTITUCIONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**382.977**	**0**	**0**	**0**	**0**	0	**382.977**
401	01	00	00	Sueldos, salarios y otras retribuciones	78.000	0	0	0	0	0	78.000
401	01	18	00	Remuneraciones al personal contratado	78.000	0	0	0	0	0	78.000
401	04	00	00	Complementos de sueldos y salarios	88.673	0	0	0	0	0	88.673
401	04	26	00	Bono compensatorio de alimentación al personal contratado	19.665	0	0	0	0	0	19.665
401	04	98	00	Otros complementos al personal contratado	69.008	0	0	0	0	0	69.008
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	40.255	0	0	0	0	0	40.255
401	05	07	00	Aguinaldos al personal contratado	34.504	0	0	0	0	0	34.504
401	05	08	00	Bono vacacional al personal contratado	5.751	0	0	0	0	0	5.751
401	06	00	00	Aportes patronales y legales	14.248	0	0	0	0	0	14.248
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	10.503	0	0	0	0	0	10.503
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	3.745	0	0	0	0	0	3.745
401	07	00	00	Asistencia socio-económica	130.590	0	0	0	0	0	130.590
401	07	33	00	Asistencia socio-económica al personal contratado	130.590	0	0	0	0	0	130.590
401	08	00	00	Prestaciones sociales e indemnizaciones	31.211	0	0	0	0	0	31.211
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	31.211	0	0	0	0	0	31.211
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.234**	**0**	**0**	**0**	**0**	0	**17.234**
402	01	00	00	Productos alimenticios y agropecuarios	2.446	0	0	0	0	0	2.446
402	01	01	00	Alimentos y bebidas para personas	2.446	0	0	0	0	0	2.446
402	05	00	00	Productos de papel, cartón e impresos	6.401	0	0	0	0	0	6.401
402	05	02	00	Envases y cajas de papel y cartón	165	0	0	0	0	0	165
402	05	03	00	Productos de papel y cartón para oficina	4.917	0	0	0	0	0	4.917
402	05	04	00	Libros, revistas y periódicos	356	0	0	0	0	0	356
402	05	05	00	Material de enseñanza	963	0	0	0	0	0	963

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115466 590045000 PLAN ESTRATÉGICO INSTITUCIONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA FASE II

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590045003 EVALUACIÓN DE LOS RESULTADOS DEL PROCESO DE REVISIÓN DE LAS ESTRATEGIAS Y LÍNEAS DE ACCIÓN PARA LA IMPLEMENTACIÓN DEL PLAN ESTRATÉGICO INSTITUCIONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	1.600	0	0	0	0	0	1.600
402	06	08	00	Productos plásticos	1.600	0	0	0	0	0	1.600
402	10	00	00	Productos varios y útiles diversos	6.787	0	0	0	0	0	6.787
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.387	0	0	0	0	0	2.387
402	10	08	00	Materiales para equipos de computación	4.400	0	0	0	0	0	4.400
403	**00**	**00**	**00**	**Servicios no personales**	**7.540**	**0**	**0**	**0**	**0**	0	**7.540**
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.787	0	0	0	0	0	4.787
403	07	02	00	Imprenta y reproducción	4.787	0	0	0	0	0	4.787
403	18	00	00	Impuestos indirectos	2.655	0	0	0	0	0	2.655
403	18	01	00	Impuesto al valor agregado	2.655	0	0	0	0	0	2.655
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	98	0	0	0	0	0	98
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	98	0	0	0	0	0	98
				Totales	**407.751**	**0**	**0**	**0**	**0**	0	**407.751**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115466 590045000 PLAN ESTRATÉGICO INSTITUCIONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA FASE II

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590045004 IMPLEMENTACIÓN DEL PLAN ESTRATÉGICO INSTITUCIONAL DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.234**	**0**	**0**	**0**	**0**	0	**17.234**
402	01	00	00	Productos alimenticios y agropecuarios	2.446	0	0	0	0	0	2.446
402	01	01	00	Alimentos y bebidas para personas	2.446	0	0	0	0	0	2.446
402	05	00	00	Productos de papel, cartón e impresos	6.401	0	0	0	0	0	6.401
402	05	02	00	Envases y cajas de papel y cartón	165	0	0	0	0	0	165
402	05	03	00	Productos de papel y cartón para oficina	4.917	0	0	0	0	0	4.917
402	05	04	00	Libros, revistas y periódicos	356	0	0	0	0	0	356
402	05	05	00	Material de enseñanza	963	0	0	0	0	0	963
402	06	00	00	Productos químicos y derivados	1.600	0	0	0	0	0	1.600
402	06	08	00	Productos plásticos	1.600	0	0	0	0	0	1.600
402	10	00	00	Productos varios y útiles diversos	6.787	0	0	0	0	0	6.787
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.387	0	0	0	0	0	2.387
402	10	08	00	Materiales para equipos de computación	4.400	0	0	0	0	0	4.400
403	**00**	**00**	**00**	**Servicios no personales**	**7.430**	**0**	**0**	**0**	**0**	0	**7.430**
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.787	0	0	0	0	0	4.787
403	07	02	00	Imprenta y reproducción	4.787	0	0	0	0	0	4.787
403	18	00	00	Impuestos indirectos	2.643	0	0	0	0	0	2.643
403	18	01	00	Impuesto al valor agregado	2.643	0	0	0	0	0	2.643
				Totales	**24.664**	**0**	**0**	**0**	**0**	0	**24.664**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115495 590046000 DISEÑO, CONSTRUCCIÓN E IMPLEMENTACIÓN DEL SISTEMA DE INFORMACIÓN ESTADÍSTICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA FASE II

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.531.910**	**0**	**0**	**0**	**0**	**0**	**1.531.910**
401	01	00	00	Sueldos, salarios y otras retribuciones	312.000	0	0	0	0	0	312.000
401	01	18	00	Remuneraciones al personal contratado	312.000	0	0	0	0	0	312.000
401	04	00	00	Complementos de sueldos y salarios	354.693	0	0	0	0	0	354.693
401	04	26	00	Bono compensatorio de alimentación al personal contratado	78.660	0	0	0	0	0	78.660
401	04	98	00	Otros complementos al personal contratado	276.033	0	0	0	0	0	276.033
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	161.020	0	0	0	0	0	161.020
401	05	07	00	Aguinaldos al personal contratado	138.017	0	0	0	0	0	138.017
401	05	08	00	Bono vacacional al personal contratado	23.003	0	0	0	0	0	23.003
401	06	00	00	Aportes patronales y legales	56.995	0	0	0	0	0	56.995
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	42.014	0	0	0	0	0	42.014
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	14.981	0	0	0	0	0	14.981
401	07	00	00	Asistencia socio-económica	522.360	0	0	0	0	0	522.360
401	07	33	00	Asistencia socio-económica al personal contratado	522.360	0	0	0	0	0	522.360
401	08	00	00	Prestaciones sociales e indemnizaciones	124.842	0	0	0	0	0	124.842
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	124.842	0	0	0	0	0	124.842
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**43.750**	**0**	**0**	**0**	**0**	**0**	**43.750**
402	01	00	00	Productos alimenticios y agropecuarios	19.643	0	0	0	0	0	19.643
402	01	01	00	Alimentos y bebidas para personas	19.643	0	0	0	0	0	19.643
402	05	00	00	Productos de papel, cartón e impresos	24.107	0	0	0	0	0	24.107
402	05	04	00	Libros, revistas y periódicos	24.107	0	0	0	0	0	24.107
403	**00**	**00**	**00**	**Servicios no personales**	**17.091**	**0**	**0**	**0**	**0**	**0**	**17.091**
403	09	00	00	Viáticos y pasajes	10.179	0	0	0	0	0	10.179
403	09	01	00	Viáticos y pasajes dentro del país	10.179	0	0	0	0	0	10.179
403	18	00	00	Impuestos indirectos	6.519	0	0	0	0	0	6.519
403	18	01	00	Impuesto al valor agregado	6.519	0	0	0	0	0	6.519
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	393	0	0	0	0	0	393
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	393	0	0	0	0	0	393
				Totales	**1.592.751**	**0**	**0**	**0**	**0**	**0**	**1.592.751**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115495 590046000 DISEÑO, CONSTRUCCIÓN E IMPLEMENTACIÓN DEL SISTEMA DE INFORMACIÓN ESTADÍSTICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA FASE II

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115495 590046000 DISEÑO, CONSTRUCCIÓN E IMPLEMENTACIÓN DEL SISTEMA DE INFORMACIÓN ESTADÍSTICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA FASE II

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590046001 CONCEPTUALIZACIÓN Y DEFINICIÓN DE LOS INDICADORES QUE CONFORMARAN EL SISTEMA DE INFORMACIÓN

UNIDAD DE MEDIDA: DIAGNÓSTICO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.643**	**0**	**0**	**0**	**0**	0	**19.643**
402	01	00	00	Productos alimenticios y agropecuarios	19.643	0	0	0	0	0	19.643
402	01	01	00	Alimentos y bebidas para personas	19.643	0	0	0	0	0	19.643
403	**00**	**00**	**00**	**Servicios no personales**	**2.357**	**0**	**0**	**0**	**0**	0	**2.357**
403	18	00	00	Impuestos indirectos	2.357	0	0	0	0	0	2.357
403	18	01	00	Impuesto al valor agregado	2.357	0	0	0	0	0	2.357
				Totales	**22.000**	**0**	**0**	**0**	**0**	0	**22.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115495 590046000 DISEÑO, CONSTRUCCIÓN E IMPLEMENTACIÓN DEL SISTEMA DE INFORMACIÓN ESTADÍSTICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA FASE II

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590046002 ADECUACIÓN DE LA RED AMPLIADA QUE SUSTENTE EL SISTEMA DE INFORMACIÓN

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**24.107**	**0**	**0**	**0**	**0**	0	**24.107**
402	05	00	00	Productos de papel, cartón e impresos	24.107	0	0	0	0	0	24.107
402	05	04	00	Libros, revistas y periódicos	24.107	0	0	0	0	0	24.107
403	**00**	**00**	**00**	**Servicios no personales**	**2.893**	**0**	**0**	**0**	**0**	0	**2.893**
403	18	00	00	Impuestos indirectos	2.893	0	0	0	0	0	2.893
403	18	01	00	Impuesto al valor agregado	2.893	0	0	0	0	0	2.893
				Totales	**27.000**	**0**	**0**	**0**	**0**	0	**27.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115495 590046000 DISEÑO, CONSTRUCCIÓN E IMPLEMENTACIÓN DEL SISTEMA DE INFORMACIÓN ESTADÍSTICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA FASE II

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590046003 IMPLEMENTACIÓN DEL SISTEMA DE INFORMACIÓN

UNIDAD DE MEDIDA: IMPLANTACIÓN **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.531.910**	**0**	**0**	**0**	**0**	0	**1.531.910**
401	01	00	00	Sueldos, salarios y otras retribuciones	312.000	0	0	0	0	0	312.000
401	01	18	00	Remuneraciones al personal contratado	312.000	0	0	0	0	0	312.000
401	04	00	00	Complementos de sueldos y salarios	354.693	0	0	0	0	0	354.693
401	04	26	00	Bono compensatorio de alimentación al personal contratado	78.660	0	0	0	0	0	78.660
401	04	98	00	Otros complementos al personal contratado	276.033	0	0	0	0	0	276.033
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	161.020	0	0	0	0	0	161.020
401	05	07	00	Aguinaldos al personal contratado	138.017	0	0	0	0	0	138.017
401	05	08	00	Bono vacacional al personal contratado	23.003	0	0	0	0	0	23.003
401	06	00	00	Aportes patronales y legales	56.995	0	0	0	0	0	56.995
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	42.014	0	0	0	0	0	42.014
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	14.981	0	0	0	0	0	14.981
401	07	00	00	Asistencia socio-económica	522.360	0	0	0	0	0	522.360
401	07	33	00	Asistencia socio-económica al personal contratado	522.360	0	0	0	0	0	522.360
401	08	00	00	Prestaciones sociales e indemnizaciones	124.842	0	0	0	0	0	124.842
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	124.842	0	0	0	0	0	124.842
403	**00**	**00**	**00**	**Servicios no personales**	**11.841**	**0**	**0**	**0**	**0**	0	**11.841**
403	09	00	00	Viáticos y pasajes	10.179	0	0	0	0	0	10.179
403	09	01	00	Viáticos y pasajes dentro del país	10.179	0	0	0	0	0	10.179
403	18	00	00	Impuestos indirectos	1.269	0	0	0	0	0	1.269
403	18	01	00	Impuesto al valor agregado	1.269	0	0	0	0	0	1.269
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	393	0	0	0	0	0	393
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	393	0	0	0	0	0	393
				Totales	**1.543.751**	**0**	**0**	**0**	**0**	0	**1.543.751**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115480 590047000 PLAN DE SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**382.978**	**0**	**0**	**0**	**0**	**0**	**382.978**
401	01	00	00	Sueldos, salarios y otras retribuciones	78.000	0	0	0	0	0	78.000
401	01	18	00	Remuneraciones al personal contratado	78.000	0	0	0	0	0	78.000
401	04	00	00	Complementos de sueldos y salarios	88.673	0	0	0	0	0	88.673
401	04	26	00	Bono compensatorio de alimentación al personal contratado	19.665	0	0	0	0	0	19.665
401	04	98	00	Otros complementos al personal contratado	69.008	0	0	0	0	0	69.008
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	40.255	0	0	0	0	0	40.255
401	05	07	00	Aguinaldos al personal contratado	34.504	0	0	0	0	0	34.504
401	05	08	00	Bono vacacional al personal contratado	5.751	0	0	0	0	0	5.751
401	06	00	00	Aportes patronales y legales	14.249	0	0	0	0	0	14.249
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	10.504	0	0	0	0	0	10.504
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	3.745	0	0	0	0	0	3.745
401	07	00	00	Asistencia socio-económica	130.590	0	0	0	0	0	130.590
401	07	33	00	Asistencia socio-económica al personal contratado	130.590	0	0	0	0	0	130.590
401	08	00	00	Prestaciones sociales e indemnizaciones	31.211	0	0	0	0	0	31.211
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	31.211	0	0	0	0	0	31.211
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.000**	**0**	**0**	**0**	**0**	**0**	**8.000**
402	05	00	00	Productos de papel, cartón e impresos	3.200	0	0	0	0	0	3.200
402	05	03	00	Productos de papel y cartón para oficina	3.200	0	0	0	0	0	3.200
402	10	00	00	Productos varios y útiles diversos	4.800	0	0	0	0	0	4.800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.800	0	0	0	0	0	4.800
403	**00**	**00**	**00**	**Servicios no personales**	**42.110**	**0**	**0**	**0**	**0**	**0**	**42.110**
403	09	00	00	Viáticos y pasajes	41.040	0	0	0	0	0	41.040
403	09	01	00	Viáticos y pasajes dentro del país	41.040	0	0	0	0	0	41.040
403	18	00	00	Impuestos indirectos	972	0	0	0	0	0	972
403	18	01	00	Impuesto al valor agregado	972	0	0	0	0	0	972
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	98	0	0	0	0	0	98
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	98	0	0	0	0	0	98
				Totales	**433.088**	**0**	**0**	**0**	**0**	**0**	**433.088**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115480 590047000 PLAN DE SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115480 590047000 PLAN DE SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590047001 ELABORACIÓN DE UN INVENTARIO DE LOS TRÁMITES ADMINISTRATIVOS DEL MPPEE

UNIDAD DE MEDIDA: INVENTARIO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.000**	**0**	**0**	**0**	**0**	0	**2.000**
402	05	00	00	Productos de papel, cartón e impresos	800	0	0	0	0	0	800
402	05	03	00	Productos de papel y cartón para oficina	800	0	0	0	0	0	800
402	10	00	00	Productos varios y útiles diversos	1.200	0	0	0	0	0	1.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.200	0	0	0	0	0	1.200
403	**00**	**00**	**00**	**Servicios no personales**	**8.000**	**0**	**0**	**0**	**0**	0	**8.000**
403	09	00	00	Viáticos y pasajes	7.760	0	0	0	0	0	7.760
403	09	01	00	Viáticos y pasajes dentro del país	7.760	0	0	0	0	0	7.760
403	18	00	00	Impuestos indirectos	240	0	0	0	0	0	240
403	18	01	00	Impuesto al valor agregado	240	0	0	0	0	0	240
				Totales	**10.000**	**0**	**0**	**0**	**0**	0	**10.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115480 590047000 PLAN DE SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590047002 ELABORACIÓN DE UN INVENTARIO DE LOS TRÁMITES ADMINISTRATIVOS DEL OPERADOR Y PRESTADOR DEL SERVICIO

UNIDAD DE MEDIDA: INVENTARIO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.000**	**0**	**0**	**0**	**0**	0	**2.000**
402	05	00	00	Productos de papel, cartón e impresos	800	0	0	0	0	0	800
402	05	03	00	Productos de papel y cartón para oficina	800	0	0	0	0	0	800
402	10	00	00	Productos varios y útiles diversos	1.200	0	0	0	0	0	1.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.200	0	0	0	0	0	1.200
403	**00**	**00**	**00**	**Servicios no personales**	**13.000**	**0**	**0**	**0**	**0**	0	**13.000**
403	09	00	00	Viáticos y pasajes	12.760	0	0	0	0	0	12.760
403	09	01	00	Viáticos y pasajes dentro del país	12.760	0	0	0	0	0	12.760
403	18	00	00	Impuestos indirectos	240	0	0	0	0	0	240
403	18	01	00	Impuesto al valor agregado	240	0	0	0	0	0	240
				Totales	**15.000**	**0**	**0**	**0**	**0**	0	**15.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115480 590047000 PLAN DE SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590047003 ELABORACIÓN DE UN INVENTARIO DE LOS TRÁMITES ADMINISTRATIVOS DE LA FUNDACIÓN PARA EL DESARROLLO DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INVENTARIO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.000**	**0**	**0**	**0**	**0**	0	**2.000**
402	05	00	00	Productos de papel, cartón e impresos	800	0	0	0	0	0	800
402	05	03	00	Productos de papel y cartón para oficina	800	0	0	0	0	0	800
402	10	00	00	Productos varios y útiles diversos	1.200	0	0	0	0	0	1.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.200	0	0	0	0	0	1.200
403	**00**	**00**	**00**	**Servicios no personales**	**8.000**	**0**	**0**	**0**	**0**	0	**8.000**
403	09	00	00	Viáticos y pasajes	7.760	0	0	0	0	0	7.760
403	09	01	00	Viáticos y pasajes dentro del país	7.760	0	0	0	0	0	7.760
403	18	00	00	Impuestos indirectos	240	0	0	0	0	0	240
403	18	01	00	Impuesto al valor agregado	240	0	0	0	0	0	240
				Totales	**10.000**	**0**	**0**	**0**	**0**	0	**10.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115480 590047000 PLAN DE SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590047004 FORMULACIÓN Y EJECUCIÓN DEL PLAN DE SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS DEL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**382.978**	**0**	**0**	**0**	**0**	0	**382.978**
401	01	00	00	Sueldos, salarios y otras retribuciones	78.000	0	0	0	0	0	78.000
401	01	18	00	Remuneraciones al personal contratado	78.000	0	0	0	0	0	78.000
401	04	00	00	Complementos de sueldos y salarios	88.673	0	0	0	0	0	88.673
401	04	26	00	Bono compensatorio de alimentación al personal contratado	19.665	0	0	0	0	0	19.665
401	04	98	00	Otros complementos al personal contratado	69.008	0	0	0	0	0	69.008
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	40.255	0	0	0	0	0	40.255
401	05	07	00	Aguinaldos al personal contratado	34.504	0	0	0	0	0	34.504
401	05	08	00	Bono vacacional al personal contratado	5.751	0	0	0	0	0	5.751
401	06	00	00	Aportes patronales y legales	14.249	0	0	0	0	0	14.249
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	10.504	0	0	0	0	0	10.504
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	3.745	0	0	0	0	0	3.745
401	07	00	00	Asistencia socio-económica	130.590	0	0	0	0	0	130.590
401	07	33	00	Asistencia socio-económica al personal contratado	130.590	0	0	0	0	0	130.590
401	08	00	00	Prestaciones sociales e indemnizaciones	31.211	0	0	0	0	0	31.211
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	31.211	0	0	0	0	0	31.211
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.000**	**0**	**0**	**0**	**0**	0	**2.000**
402	05	00	00	Productos de papel, cartón e impresos	800	0	0	0	0	0	800
402	05	03	00	Productos de papel y cartón para oficina	800	0	0	0	0	0	800
402	10	00	00	Productos varios y útiles diversos	1.200	0	0	0	0	0	1.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.200	0	0	0	0	0	1.200
403	**00**	**00**	**00**	**Servicios no personales**	**13.110**	**0**	**0**	**0**	**0**	0	**13.110**
403	09	00	00	Viáticos y pasajes	12.760	0	0	0	0	0	12.760
403	09	01	00	Viáticos y pasajes dentro del país	12.760	0	0	0	0	0	12.760

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115480 590047000 PLAN DE SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590047004 FORMULACIÓN Y EJECUCIÓN DEL PLAN DE SIMPLIFICACIÓN DE TRÁMITES ADMINISTRATIVOS DEL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	252	0	0	0	0	0	252
403	18	01	00	Impuesto al valor agregado	252	0	0	0	0	0	252
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	98	0	0	0	0	0	98
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	98	0	0	0	0	0	98
				Totales	**398.088**	**0**	**0**	**0**	**0**	0	**398.088**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116012 590048000 DISEÑO DEL MARCO REGULATORIO RELATIVO AL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGLAMENTO **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.531.910**	**0**	**0**	**0**	**0**	**0**	**1.531.910**
401	01	00	00	Sueldos, salarios y otras retribuciones	312.000	0	0	0	0	0	312.000
401	01	18	00	Remuneraciones al personal contratado	312.000	0	0	0	0	0	312.000
401	04	00	00	Complementos de sueldos y salarios	354.693	0	0	0	0	0	354.693
401	04	26	00	Bono compensatorio de alimentación al personal contratado	78.660	0	0	0	0	0	78.660
401	04	98	00	Otros complementos al personal contratado	276.033	0	0	0	0	0	276.033
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	161.020	0	0	0	0	0	161.020
401	05	07	00	Aguinaldos al personal contratado	138.017	0	0	0	0	0	138.017
401	05	08	00	Bono vacacional al personal contratado	23.003	0	0	0	0	0	23.003
401	06	00	00	Aportes patronales y legales	56.995	0	0	0	0	0	56.995
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	42.014	0	0	0	0	0	42.014
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	14.981	0	0	0	0	0	14.981
401	07	00	00	Asistencia socio-económica	522.360	0	0	0	0	0	522.360
401	07	33	00	Asistencia socio-económica al personal contratado	522.360	0	0	0	0	0	522.360
401	08	00	00	Prestaciones sociales e indemnizaciones	124.842	0	0	0	0	0	124.842
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	124.842	0	0	0	0	0	124.842
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**171.980**	**0**	**0**	**0**	**0**	**0**	**171.980**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	42.149	0	0	0	0	0	42.149
402	05	01	00	Pulpa de madera, papel y cartón	33.500	0	0	0	0	0	33.500
402	05	03	00	Productos de papel y cartón para oficina	8.649	0	0	0	0	0	8.649
402	06	00	00	Productos químicos y derivados	40.449	0	0	0	0	0	40.449
402	06	03	00	Tintas, pinturas y colorantes	28.000	0	0	0	0	0	28.000
402	06	08	00	Productos plásticos	12.449	0	0	0	0	0	12.449
402	10	00	00	Productos varios y útiles diversos	79.382	0	0	0	0	0	79.382
402	10	03	00	Utensilios de cocina y comedor	3.500	0	0	0	0	0	3.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	26.891	0	0	0	0	0	26.891
402	10	07	00	Productos de seguridad en el trabajo	19.991	0	0	0	0	0	19.991

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116012 590048000 DISEÑO DEL MARCO REGULATORIO RELATIVO AL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGLAMENTO **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	29.000	0	0	0	0	0	29.000
403	**00**	**00**	**00**	**Servicios no personales**	**854.984**	**0**	**0**	**0**	**0**	**0**	**854.984**
403	07	00	00	Servicios de información, impresión y relaciones públicas	412.000	0	0	0	0	0	412.000
403	07	01	00	Publicidad y propaganda	12.000	0	0	0	0	0	12.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	0	150.000
403	07	03	00	Relaciones sociales	250.000	0	0	0	0	0	250.000
403	09	00	00	Viáticos y pasajes	133.000	0	0	0	0	0	133.000
403	09	01	00	Viáticos y pasajes dentro del país	80.000	0	0	0	0	0	80.000
403	09	02	00	Viáticos y pasajes fuera del país	53.000	0	0	0	0	0	53.000
403	10	00	00	Servicios profesionales y técnicos	144.000	0	0	0	0	0	144.000
403	10	99	00	Otros servicios profesionales y técnicos	144.000	0	0	0	0	0	144.000
403	18	00	00	Impuestos indirectos	159.211	0	0	0	0	0	159.211
403	18	01	00	Impuesto al valor agregado	79.629	0	0	0	0	0	79.629
403	18	99	00	Otros impuestos indirectos	79.582	0	0	0	0	0	79.582
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	393	0	0	0	0	0	393
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	393	0	0	0	0	0	393
403	99	00	00	Otros servicios no personales	6.380	0	0	0	0	0	6.380
403	99	01	00	Otros servicios no personales	6.380	0	0	0	0	0	6.380
404	**00**	**00**	**00**	**Activos reales**	**459.000**	**0**	**0**	**0**	**0**	**0**	**459.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	158.000	0	0	0	0	0	158.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	158.000	0	0	0	0	0	158.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	15.000	0	0	0	0	0	15.000
404	05	01	00	Equipos de telecomunicaciones	15.000	0	0	0	0	0	15.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	76.000	0	0	0	0	0	76.000
404	07	01	00	Equipos científicos y de laboratorio	76.000	0	0	0	0	0	76.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	185.000	0	0	0	0	0	185.000
404	09	02	00	Equipos de computación	185.000	0	0	0	0	0	185.000
404	12	00	00	Activos intangibles	25.000	0	0	0	0	0	25.000
404	12	04	00	Paquetes y programas de computación	25.000	0	0	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116012 590048000 DISEÑO DEL MARCO REGULATORIO RELATIVO AL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGLAMENTO **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**3.017.874**	**0**	**0**	**0**	**0**	**0**	**3.017.874**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116012 590048000 DISEÑO DEL MARCO REGULATORIO RELATIVO AL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGLAMENTO **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116012 590048000 DISEÑO DEL MARCO REGULATORIO RELATIVO AL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGLAMENTO **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590048001 ELABORACIÓN DE REGLAS TÉCNICAS PARA ARTEFACTOS ELÉCTRICOS

UNIDAD DE MEDIDA: REGLAMENTO **META:** 12

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.531.910**	**0**	**0**	**0**	**0**	0	**1.531.910**
401	01	00	00	Sueldos, salarios y otras retribuciones	312.000	0	0	0	0	0	312.000
401	01	18	00	Remuneraciones al personal contratado	312.000	0	0	0	0	0	312.000
401	04	00	00	Complementos de sueldos y salarios	354.693	0	0	0	0	0	354.693
401	04	26	00	Bono compensatorio de alimentación al personal contratado	78.660	0	0	0	0	0	78.660
401	04	98	00	Otros complementos al personal contratado	276.033	0	0	0	0	0	276.033
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	161.020	0	0	0	0	0	161.020
401	05	07	00	Aguinaldos al personal contratado	138.017	0	0	0	0	0	138.017
401	05	08	00	Bono vacacional al personal contratado	23.003	0	0	0	0	0	23.003
401	06	00	00	Aportes patronales y legales	56.995	0	0	0	0	0	56.995
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	42.014	0	0	0	0	0	42.014
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	14.981	0	0	0	0	0	14.981
401	07	00	00	Asistencia socio-económica	522.360	0	0	0	0	0	522.360
401	07	33	00	Asistencia socio-económica al personal contratado	522.360	0	0	0	0	0	522.360
401	08	00	00	Prestaciones sociales e indemnizaciones	124.842	0	0	0	0	0	124.842
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	124.842	0	0	0	0	0	124.842
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**42.995**	**0**	**0**	**0**	**0**	0	**42.995**
402	01	00	00	Productos alimenticios y agropecuarios	2.500	0	0	0	0	0	2.500
402	01	01	00	Alimentos y bebidas para personas	2.500	0	0	0	0	0	2.500
402	05	00	00	Productos de papel, cartón e impresos	10.537	0	0	0	0	0	10.537
402	05	01	00	Pulpa de madera, papel y cartón	8.375	0	0	0	0	0	8.375
402	05	03	00	Productos de papel y cartón para oficina	2.162	0	0	0	0	0	2.162
402	06	00	00	Productos químicos y derivados	10.112	0	0	0	0	0	10.112
402	06	03	00	Tintas, pinturas y colorantes	7.000	0	0	0	0	0	7.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116012 590048000 DISEÑO DEL MARCO REGULATORIO RELATIVO AL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGLAMENTO **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590048001 ELABORACIÓN DE REGLAS TÉCNICAS PARA ARTEFACTOS ELÉCTRICOS

UNIDAD DE MEDIDA: REGLAMENTO **META:** 12

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	3.112	0	0	0	0	0	3.112
402	10	00	00	Productos varios y útiles diversos	19.846	0	0	0	0	0	19.846
402	10	03	00	Utensilios de cocina y comedor	875	0	0	0	0	0	875
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.723	0	0	0	0	0	6.723
402	10	07	00	Productos de seguridad en el trabajo	4.998	0	0	0	0	0	4.998
402	10	08	00	Materiales para equipos de computación	7.250	0	0	0	0	0	7.250
403	**00**	**00**	**00**	**Servicios no personales**	**214.076**	**0**	**0**	**0**	**0**	0	**214.076**
403	07	00	00	Servicios de información, impresión y relaciones públicas	103.000	0	0	0	0	0	103.000
403	07	01	00	Publicidad y propaganda	3.000	0	0	0	0	0	3.000
403	07	02	00	Imprenta y reproducción	37.500	0	0	0	0	0	37.500
403	07	03	00	Relaciones sociales	62.500	0	0	0	0	0	62.500
403	09	00	00	Viáticos y pasajes	33.250	0	0	0	0	0	33.250
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	09	02	00	Viáticos y pasajes fuera del país	13.250	0	0	0	0	0	13.250
403	10	00	00	Servicios profesionales y técnicos	36.000	0	0	0	0	0	36.000
403	10	99	00	Otros servicios profesionales y técnicos	36.000	0	0	0	0	0	36.000
403	18	00	00	Impuestos indirectos	39.838	0	0	0	0	0	39.838
403	18	01	00	Impuesto al valor agregado	39.838	0	0	0	0	0	39.838
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	393	0	0	0	0	0	393
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	393	0	0	0	0	0	393
403	99	00	00	Otros servicios no personales	1.595	0	0	0	0	0	1.595
403	99	01	00	Otros servicios no personales	1.595	0	0	0	0	0	1.595
404	**00**	**00**	**00**	**Activos reales**	**114.750**	**0**	**0**	**0**	**0**	0	**114.750**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	39.500	0	0	0	0	0	39.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116012 590048000 DISEÑO DEL MARCO REGULATORIO RELATIVO AL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGLAMENTO **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590048001 ELABORACIÓN DE REGLAS TÉCNICAS PARA ARTEFACTOS ELÉCTRICOS

UNIDAD DE MEDIDA: REGLAMENTO **META:** 12

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	39.500	0	0	0	0	0	39.500
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.750	0	0	0	0	0	3.750
404	05	01	00	Equipos de telecomunicaciones	3.750	0	0	0	0	0	3.750
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	19.000	0	0	0	0	0	19.000
404	07	01	00	Equipos científicos y de laboratorio	19.000	0	0	0	0	0	19.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	46.250	0	0	0	0	0	46.250
404	09	02	00	Equipos de computación	46.250	0	0	0	0	0	46.250
404	12	00	00	Activos intangibles	6.250	0	0	0	0	0	6.250
404	12	04	00	Paquetes y programas de computación	6.250	0	0	0	0	0	6.250
				Totales	**1.903.731**	**0**	**0**	**0**	**0**	0	**1.903.731**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116012 590048000 DISEÑO DEL MARCO REGULATORIO RELATIVO AL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGLAMENTO **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590048002 ELABORACIÓN DE REGLAMENTOS DE INCENTIVOS Y SEÑALES AL USUARIO FINAL

UNIDAD DE MEDIDA: REGLAMENTO **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**42.995**	**0**	**0**	**0**	**0**	0	**42.995**
402	01	00	00	Productos alimenticios y agropecuarios	2.500	0	0	0	0	0	2.500
402	01	01	00	Alimentos y bebidas para personas	2.500	0	0	0	0	0	2.500
402	05	00	00	Productos de papel, cartón e impresos	10.537	0	0	0	0	0	10.537
402	05	01	00	Pulpa de madera, papel y cartón	8.375	0	0	0	0	0	8.375
402	05	03	00	Productos de papel y cartón para oficina	2.162	0	0	0	0	0	2.162
402	06	00	00	Productos químicos y derivados	10.112	0	0	0	0	0	10.112
402	06	03	00	Tintas, pinturas y colorantes	7.000	0	0	0	0	0	7.000
402	06	08	00	Productos plásticos	3.112	0	0	0	0	0	3.112
402	10	00	00	Productos varios y útiles diversos	19.846	0	0	0	0	0	19.846
402	10	03	00	Utensilios de cocina y comedor	875	0	0	0	0	0	875
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.723	0	0	0	0	0	6.723
402	10	07	00	Productos de seguridad en el trabajo	4.998	0	0	0	0	0	4.998
402	10	08	00	Materiales para equipos de computación	7.250	0	0	0	0	0	7.250
403	**00**	**00**	**00**	**Servicios no personales**	**213.636**	**0**	**0**	**0**	**0**	0	**213.636**
403	07	00	00	Servicios de información, impresión y relaciones públicas	103.000	0	0	0	0	0	103.000
403	07	01	00	Publicidad y propaganda	3.000	0	0	0	0	0	3.000
403	07	02	00	Imprenta y reproducción	37.500	0	0	0	0	0	37.500
403	07	03	00	Relaciones sociales	62.500	0	0	0	0	0	62.500
403	09	00	00	Viáticos y pasajes	33.250	0	0	0	0	0	33.250
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	09	02	00	Viáticos y pasajes fuera del país	13.250	0	0	0	0	0	13.250
403	10	00	00	Servicios profesionales y técnicos	36.000	0	0	0	0	0	36.000
403	10	99	00	Otros servicios profesionales y técnicos	36.000	0	0	0	0	0	36.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116012 590048000 DISEÑO DEL MARCO REGULATORIO RELATIVO AL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGLAMENTO **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590048002 ELABORACIÓN DE REGLAMENTOS DE INCENTIVOS Y SEÑALES AL USUARIO FINAL

UNIDAD DE MEDIDA: REGLAMENTO **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	39.791	0	0	0	0	0	39.791
403	18	01	00	Impuesto al valor agregado	39.791	0	0	0	0	0	39.791
403	99	00	00	Otros servicios no personales	1.595	0	0	0	0	0	1.595
403	99	01	00	Otros servicios no personales	1.595	0	0	0	0	0	1.595
404	**00**	**00**	**00**	**Activos reales**	**114.750**	**0**	**0**	**0**	**0**	0	**114.750**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	39.500	0	0	0	0	0	39.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	39.500	0	0	0	0	0	39.500
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.750	0	0	0	0	0	3.750
404	05	01	00	Equipos de telecomunicaciones	3.750	0	0	0	0	0	3.750
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	19.000	0	0	0	0	0	19.000
404	07	01	00	Equipos científicos y de laboratorio	19.000	0	0	0	0	0	19.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	46.250	0	0	0	0	0	46.250
404	09	02	00	Equipos de computación	46.250	0	0	0	0	0	46.250
404	12	00	00	Activos intangibles	6.250	0	0	0	0	0	6.250
404	12	04	00	Paquetes y programas de computación	6.250	0	0	0	0	0	6.250
				Totales	**371.381**	**0**	**0**	**0**	**0**	0	**371.381**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116012 590048000 DISEÑO DEL MARCO REGULATORIO RELATIVO AL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGLAMENTO **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590048003 ELABORACIÓN REGLAMENTO TÉCNICA DE EFICIENCIA ENERGÉTICA EN EDIFICACIONES

UNIDAD DE MEDIDA: REGLAMENTO **META:** 2

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**85.990**	**0**	**0**	**0**	**0**	0	**85.990**
402	01	00	00	Productos alimenticios y agropecuarios	5.000	0	0	0	0	0	5.000
402	01	01	00	Alimentos y bebidas para personas	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	21.075	0	0	0	0	0	21.075
402	05	01	00	Pulpa de madera, papel y cartón	16.750	0	0	0	0	0	16.750
402	05	03	00	Productos de papel y cartón para oficina	4.325	0	0	0	0	0	4.325
402	06	00	00	Productos químicos y derivados	20.225	0	0	0	0	0	20.225
402	06	03	00	Tintas, pinturas y colorantes	14.000	0	0	0	0	0	14.000
402	06	08	00	Productos plásticos	6.225	0	0	0	0	0	6.225
402	10	00	00	Productos varios y útiles diversos	39.690	0	0	0	0	0	39.690
402	10	03	00	Utensilios de cocina y comedor	1.750	0	0	0	0	0	1.750
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	13.445	0	0	0	0	0	13.445
402	10	07	00	Productos de seguridad en el trabajo	9.995	0	0	0	0	0	9.995
402	10	08	00	Materiales para equipos de computación	14.500	0	0	0	0	0	14.500
403	**00**	**00**	**00**	**Servicios no personales**	**427.272**	**0**	**0**	**0**	**0**	0	**427.272**
403	07	00	00	Servicios de información, impresión y relaciones públicas	206.000	0	0	0	0	0	206.000
403	07	01	00	Publicidad y propaganda	6.000	0	0	0	0	0	6.000
403	07	02	00	Imprenta y reproducción	75.000	0	0	0	0	0	75.000
403	07	03	00	Relaciones sociales	125.000	0	0	0	0	0	125.000
403	09	00	00	Viáticos y pasajes	66.500	0	0	0	0	0	66.500
403	09	01	00	Viáticos y pasajes dentro del país	40.000	0	0	0	0	0	40.000
403	09	02	00	Viáticos y pasajes fuera del país	26.500	0	0	0	0	0	26.500
403	10	00	00	Servicios profesionales y técnicos	72.000	0	0	0	0	0	72.000
403	10	99	00	Otros servicios profesionales y técnicos	72.000	0	0	0	0	0	72.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116012 590048000 DISEÑO DEL MARCO REGULATORIO RELATIVO AL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGLAMENTO **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590048003 ELABORACIÓN REGLAMENTO TÉCNICA DE EFICIENCIA ENERGÉTICA EN EDIFICACIONES

UNIDAD DE MEDIDA: REGLAMENTO **META:** 2

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	79.582	0	0	0	0	0	79.582
403	18	99	00	Otros impuestos indirectos	79.582	0	0	0	0	0	79.582
403	99	00	00	Otros servicios no personales	3.190	0	0	0	0	0	3.190
403	99	01	00	Otros servicios no personales	3.190	0	0	0	0	0	3.190
404	**00**	**00**	**00**	**Activos reales**	**229.500**	**0**	**0**	**0**	**0**	0	**229.500**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	79.000	0	0	0	0	0	79.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	79.000	0	0	0	0	0	79.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.500	0	0	0	0	0	7.500
404	05	01	00	Equipos de telecomunicaciones	7.500	0	0	0	0	0	7.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	38.000	0	0	0	0	0	38.000
404	07	01	00	Equipos científicos y de laboratorio	38.000	0	0	0	0	0	38.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	92.500	0	0	0	0	0	92.500
404	09	02	00	Equipos de computación	92.500	0	0	0	0	0	92.500
404	12	00	00	Activos intangibles	12.500	0	0	0	0	0	12.500
404	12	04	00	Paquetes y programas de computación	12.500	0	0	0	0	0	12.500
				Totales	**742.762**	**0**	**0**	**0**	**0**	0	**742.762**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115982 590049000 CENTRO DE INFORMACIÓN SOBRE EL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGISTRO **META:** 19

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.595.728**	**0**	**0**	**0**	**0**	**0**	**4.595.728**
401	01	00	00	Sueldos, salarios y otras retribuciones	936.000	0	0	0	0	0	936.000
401	01	18	00	Remuneraciones al personal contratado	936.000	0	0	0	0	0	936.000
401	04	00	00	Complementos de sueldos y salarios	1.064.080	0	0	0	0	0	1.064.080
401	04	26	00	Bono compensatorio de alimentación al personal contratado	235.980	0	0	0	0	0	235.980
401	04	98	00	Otros complementos al personal contratado	828.100	0	0	0	0	0	828.100
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	483.058	0	0	0	0	0	483.058
401	05	07	00	Aguinaldos al personal contratado	414.050	0	0	0	0	0	414.050
401	05	08	00	Bono vacacional al personal contratado	69.008	0	0	0	0	0	69.008
401	06	00	00	Aportes patronales y legales	170.985	0	0	0	0	0	170.985
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	126.042	0	0	0	0	0	126.042
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	44.943	0	0	0	0	0	44.943
401	07	00	00	Asistencia socio-económica	1.567.079	0	0	0	0	0	1.567.079
401	07	33	00	Asistencia socio-económica al personal contratado	1.567.079	0	0	0	0	0	1.567.079
401	08	00	00	Prestaciones sociales e indemnizaciones	374.526	0	0	0	0	0	374.526
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	374.526	0	0	0	0	0	374.526
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**144.758**	**0**	**0**	**0**	**0**	**0**	**144.758**
402	01	00	00	Productos alimenticios y agropecuarios	4.000	0	0	0	0	0	4.000
402	01	01	00	Alimentos y bebidas para personas	4.000	0	0	0	0	0	4.000
402	05	00	00	Productos de papel, cartón e impresos	40.895	0	0	0	0	0	40.895
402	05	01	00	Pulpa de madera, papel y cartón	33.395	0	0	0	0	0	33.395
402	05	03	00	Productos de papel y cartón para oficina	7.500	0	0	0	0	0	7.500
402	06	00	00	Productos químicos y derivados	44.377	0	0	0	0	0	44.377
402	06	03	00	Tintas, pinturas y colorantes	30.000	0	0	0	0	0	30.000
402	06	08	00	Productos plásticos	12.452	0	0	0	0	0	12.452
402	06	09	00	Mezclas explosivas	1.925	0	0	0	0	0	1.925
402	10	00	00	Productos varios y útiles diversos	55.486	0	0	0	0	0	55.486
402	10	03	00	Utensilios de cocina y comedor	1.575	0	0	0	0	0	1.575
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	18.560	0	0	0	0	0	18.560

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115982 590049000 CENTRO DE INFORMACIÓN SOBRE EL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGISTRO **META:** 19

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	10.351	0	0	0	0	0	10.351
402	10	08	00	Materiales para equipos de computación	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**317.348**	**0**	**0**	**0**	**0**	**0**	**317.348**
403	07	00	00	Servicios de información, impresión y relaciones públicas	34.750	0	0	0	0	0	34.750
403	07	01	00	Publicidad y propaganda	6.750	0	0	0	0	0	6.750
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	07	03	00	Relaciones sociales	8.000	0	0	0	0	0	8.000
403	09	00	00	Viáticos y pasajes	131.060	0	0	0	0	0	131.060
403	09	01	00	Viáticos y pasajes dentro del país	80.560	0	0	0	0	0	80.560
403	09	02	00	Viáticos y pasajes fuera del país	50.500	0	0	0	0	0	50.500
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	104.568	0	0	0	0	0	104.568
403	18	01	00	Impuesto al valor agregado	104.568	0	0	0	0	0	104.568
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.180	0	0	0	0	0	1.180
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.180	0	0	0	0	0	1.180
403	99	00	00	Otros servicios no personales	5.790	0	0	0	0	0	5.790
403	99	01	00	Otros servicios no personales	5.790	0	0	0	0	0	5.790
404	**00**	**00**	**00**	**Activos reales**	**513.860**	**0**	**0**	**0**	**0**	**0**	**513.860**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	120.210	0	0	0	0	0	120.210
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	120.210	0	0	0	0	0	120.210
404	05	00	00	Equipos de comunicaciones y de señalamiento	10.200	0	0	0	0	0	10.200
404	05	01	00	Equipos de telecomunicaciones	10.200	0	0	0	0	0	10.200
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	72.500	0	0	0	0	0	72.500
404	07	01	00	Equipos científicos y de laboratorio	72.500	0	0	0	0	0	72.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	260.950	0	0	0	0	0	260.950
404	09	02	00	Equipos de computación	260.950	0	0	0	0	0	260.950
404	12	00	00	Activos intangibles	50.000	0	0	0	0	0	50.000
404	12	04	00	Paquetes y programas de computación	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115982 590049000 CENTRO DE INFORMACIÓN SOBRE EL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGISTRO **META:** 19

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**5.571.694**	**0**	**0**	**0**	**0**	**0**	**5.571.694**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115982 590049000 CENTRO DE INFORMACIÓN SOBRE EL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGISTRO **META:** 19

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115982 590049000 CENTRO DE INFORMACIÓN SOBRE EL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGISTRO **META:** 19

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590049001 CREACIÓN DE UN CENTRO VENEZOLANO DE INFORMACIÓN VIRTUAL SOBRE USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: REGISTRO **META:** 12

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.595.728**	**0**	**0**	**0**	**0**	0	**4.595.728**
401	01	00	00	Sueldos, salarios y otras retribuciones	936.000	0	0	0	0	0	936.000
401	01	18	00	Remuneraciones al personal contratado	936.000	0	0	0	0	0	936.000
401	04	00	00	Complementos de sueldos y salarios	1.064.080	0	0	0	0	0	1.064.080
401	04	26	00	Bono compensatorio de alimentación al personal contratado	235.980	0	0	0	0	0	235.980
401	04	98	00	Otros complementos al personal contratado	828.100	0	0	0	0	0	828.100
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	483.058	0	0	0	0	0	483.058
401	05	07	00	Aguinaldos al personal contratado	414.050	0	0	0	0	0	414.050
401	05	08	00	Bono vacacional al personal contratado	69.008	0	0	0	0	0	69.008
401	06	00	00	Aportes patronales y legales	170.985	0	0	0	0	0	170.985
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	126.042	0	0	0	0	0	126.042
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	44.943	0	0	0	0	0	44.943
401	07	00	00	Asistencia socio-económica	1.567.079	0	0	0	0	0	1.567.079
401	07	33	00	Asistencia socio-económica al personal contratado	1.567.079	0	0	0	0	0	1.567.079
401	08	00	00	Prestaciones sociales e indemnizaciones	374.526	0	0	0	0	0	374.526
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	374.526	0	0	0	0	0	374.526
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**21.714**	**0**	**0**	**0**	**0**	0	**21.714**
402	01	00	00	Productos alimenticios y agropecuarios	600	0	0	0	0	0	600
402	01	01	00	Alimentos y bebidas para personas	600	0	0	0	0	0	600
402	05	00	00	Productos de papel, cartón e impresos	6.134	0	0	0	0	0	6.134
402	05	01	00	Pulpa de madera, papel y cartón	5.009	0	0	0	0	0	5.009
402	05	03	00	Productos de papel y cartón para oficina	1.125	0	0	0	0	0	1.125
402	06	00	00	Productos químicos y derivados	6.368	0	0	0	0	0	6.368
402	06	03	00	Tintas, pinturas y colorantes	4.500	0	0	0	0	0	4.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115982 590049000 CENTRO DE INFORMACIÓN SOBRE EL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGISTRO **META:** 19

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590049001 CREACIÓN DE UN CENTRO VENEZOLANO DE INFORMACIÓN VIRTUAL SOBRE USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: REGISTRO **META:** 12

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	1.868	0	0	0	0	0	1.868
402	10	00	00	Productos varios y útiles diversos	8.612	0	0	0	0	0	8.612
402	10	03	00	Utensilios de cocina y comedor	525	0	0	0	0	0	525
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.784	0	0	0	0	0	2.784
402	10	07	00	Productos de seguridad en el trabajo	1.553	0	0	0	0	0	1.553
402	10	08	00	Materiales para equipos de computación	3.750	0	0	0	0	0	3.750
403	**00**	**00**	**00**	**Servicios no personales**	**64.527**	**0**	**0**	**0**	**0**	0	**64.527**
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.950	0	0	0	0	0	6.950
403	07	01	00	Publicidad y propaganda	1.350	0	0	0	0	0	1.350
403	07	02	00	Imprenta y reproducción	4.000	0	0	0	0	0	4.000
403	07	03	00	Relaciones sociales	1.600	0	0	0	0	0	1.600
403	09	00	00	Viáticos y pasajes	26.212	0	0	0	0	0	26.212
403	09	01	00	Viáticos y pasajes dentro del país	16.112	0	0	0	0	0	16.112
403	09	02	00	Viáticos y pasajes fuera del país	10.100	0	0	0	0	0	10.100
403	10	00	00	Servicios profesionales y técnicos	8.000	0	0	0	0	0	8.000
403	10	99	00	Otros servicios profesionales y técnicos	8.000	0	0	0	0	0	8.000
403	18	00	00	Impuestos indirectos	21.027	0	0	0	0	0	21.027
403	18	01	00	Impuesto al valor agregado	21.027	0	0	0	0	0	21.027
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.180	0	0	0	0	0	1.180
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.180	0	0	0	0	0	1.180
403	99	00	00	Otros servicios no personales	1.158	0	0	0	0	0	1.158
403	99	01	00	Otros servicios no personales	1.158	0	0	0	0	0	1.158
404	**00**	**00**	**00**	**Activos reales**	**102.772**	**0**	**0**	**0**	**0**	0	**102.772**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	24.042	0	0	0	0	0	24.042

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115982 590049000 CENTRO DE INFORMACIÓN SOBRE EL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGISTRO **META:** 19

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590049001 CREACIÓN DE UN CENTRO VENEZOLANO DE INFORMACIÓN VIRTUAL SOBRE USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: REGISTRO **META:** 12

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	24.042	0	0	0	0	0	24.042
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.040	0	0	0	0	0	2.040
404	05	01	00	Equipos de telecomunicaciones	2.040	0	0	0	0	0	2.040
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	14.500	0	0	0	0	0	14.500
404	07	01	00	Equipos científicos y de laboratorio	14.500	0	0	0	0	0	14.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	52.190	0	0	0	0	0	52.190
404	09	02	00	Equipos de computación	52.190	0	0	0	0	0	52.190
404	12	00	00	Activos intangibles	10.000	0	0	0	0	0	10.000
404	12	04	00	Paquetes y programas de computación	10.000	0	0	0	0	0	10.000
				Totales	**4.784.741**	**0**	**0**	**0**	**0**	0	**4.784.741**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115982 590049000 CENTRO DE INFORMACIÓN SOBRE EL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGISTRO **META:** 19

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590049002 CONFORMACIÓN DE UN REGISTRO NACIONAL DE GRUPOS DE GESTIÓN DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: REGISTRO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**21.714**	**0**	**0**	**0**	**0**	0	**21.714**
402	01	00	00	Productos alimenticios y agropecuarios	600	0	0	0	0	0	600
402	01	01	00	Alimentos y bebidas para personas	600	0	0	0	0	0	600
402	05	00	00	Productos de papel, cartón e impresos	6.134	0	0	0	0	0	6.134
402	05	01	00	Pulpa de madera, papel y cartón	5.009	0	0	0	0	0	5.009
402	05	03	00	Productos de papel y cartón para oficina	1.125	0	0	0	0	0	1.125
402	06	00	00	Productos químicos y derivados	6.368	0	0	0	0	0	6.368
402	06	03	00	Tintas, pinturas y colorantes	4.500	0	0	0	0	0	4.500
402	06	08	00	Productos plásticos	1.868	0	0	0	0	0	1.868
402	10	00	00	Productos varios y útiles diversos	8.612	0	0	0	0	0	8.612
402	10	03	00	Utensilios de cocina y comedor	525	0	0	0	0	0	525
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.784	0	0	0	0	0	2.784
402	10	07	00	Productos de seguridad en el trabajo	1.553	0	0	0	0	0	1.553
402	10	08	00	Materiales para equipos de computación	3.750	0	0	0	0	0	3.750
403	**00**	**00**	**00**	**Servicios no personales**	**63.205**	**0**	**0**	**0**	**0**	0	**63.205**
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.950	0	0	0	0	0	6.950
403	07	01	00	Publicidad y propaganda	1.350	0	0	0	0	0	1.350
403	07	02	00	Imprenta y reproducción	4.000	0	0	0	0	0	4.000
403	07	03	00	Relaciones sociales	1.600	0	0	0	0	0	1.600
403	09	00	00	Viáticos y pasajes	26.212	0	0	0	0	0	26.212
403	09	01	00	Viáticos y pasajes dentro del país	16.112	0	0	0	0	0	16.112
403	09	02	00	Viáticos y pasajes fuera del país	10.100	0	0	0	0	0	10.100
403	10	00	00	Servicios profesionales y técnicos	8.000	0	0	0	0	0	8.000
403	10	99	00	Otros servicios profesionales y técnicos	8.000	0	0	0	0	0	8.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115982 590049000 CENTRO DE INFORMACIÓN SOBRE EL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGISTRO **META:** 19

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590049002 CONFORMACIÓN DE UN REGISTRO NACIONAL DE GRUPOS DE GESTIÓN DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: REGISTRO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	20.885	0	0	0	0	0	20.885
403	18	01	00	Impuesto al valor agregado	20.885	0	0	0	0	0	20.885
403	99	00	00	Otros servicios no personales	1.158	0	0	0	0	0	1.158
403	99	01	00	Otros servicios no personales	1.158	0	0	0	0	0	1.158
404	**00**	**00**	**00**	**Activos reales**	**102.772**	**0**	**0**	**0**	**0**	0	**102.772**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	24.042	0	0	0	0	0	24.042
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	24.042	0	0	0	0	0	24.042
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.040	0	0	0	0	0	2.040
404	05	01	00	Equipos de telecomunicaciones	2.040	0	0	0	0	0	2.040
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	14.500	0	0	0	0	0	14.500
404	07	01	00	Equipos científicos y de laboratorio	14.500	0	0	0	0	0	14.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	52.190	0	0	0	0	0	52.190
404	09	02	00	Equipos de computación	52.190	0	0	0	0	0	52.190
404	12	00	00	Activos intangibles	10.000	0	0	0	0	0	10.000
404	12	04	00	Paquetes y programas de computación	10.000	0	0	0	0	0	10.000
				Totales	**187.691**	**0**	**0**	**0**	**0**	0	**187.691**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115982 590049000 CENTRO DE INFORMACIÓN SOBRE EL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGISTRO **META:** 19

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590049003 CONSTITUCIÓN DE UN REGISTRO NACIONAL DE EMPRESAS DE ASESORÍA EN EFICIENCIA ENERGÉTICA

UNIDAD DE MEDIDA: REGISTRO **META:** 2

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**21.714**	**0**	**0**	**0**	**0**	0	**21.714**
402	01	00	00	Productos alimenticios y agropecuarios	600	0	0	0	0	0	600
402	01	01	00	Alimentos y bebidas para personas	600	0	0	0	0	0	600
402	05	00	00	Productos de papel, cartón e impresos	6.134	0	0	0	0	0	6.134
402	05	01	00	Pulpa de madera, papel y cartón	5.009	0	0	0	0	0	5.009
402	05	03	00	Productos de papel y cartón para oficina	1.125	0	0	0	0	0	1.125
402	06	00	00	Productos químicos y derivados	6.368	0	0	0	0	0	6.368
402	06	03	00	Tintas, pinturas y colorantes	4.500	0	0	0	0	0	4.500
402	06	08	00	Productos plásticos	1.868	0	0	0	0	0	1.868
402	10	00	00	Productos varios y útiles diversos	8.612	0	0	0	0	0	8.612
402	10	03	00	Utensilios de cocina y comedor	525	0	0	0	0	0	525
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.784	0	0	0	0	0	2.784
402	10	07	00	Productos de seguridad en el trabajo	1.553	0	0	0	0	0	1.553
402	10	08	00	Materiales para equipos de computación	3.750	0	0	0	0	0	3.750
403	**00**	**00**	**00**	**Servicios no personales**	**63.205**	**0**	**0**	**0**	**0**	0	**63.205**
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.950	0	0	0	0	0	6.950
403	07	01	00	Publicidad y propaganda	1.350	0	0	0	0	0	1.350
403	07	02	00	Imprenta y reproducción	4.000	0	0	0	0	0	4.000
403	07	03	00	Relaciones sociales	1.600	0	0	0	0	0	1.600
403	09	00	00	Viáticos y pasajes	26.212	0	0	0	0	0	26.212
403	09	01	00	Viáticos y pasajes dentro del país	16.112	0	0	0	0	0	16.112
403	09	02	00	Viáticos y pasajes fuera del país	10.100	0	0	0	0	0	10.100
403	10	00	00	Servicios profesionales y técnicos	8.000	0	0	0	0	0	8.000
403	10	99	00	Otros servicios profesionales y técnicos	8.000	0	0	0	0	0	8.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115982 590049000 CENTRO DE INFORMACIÓN SOBRE EL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGISTRO **META:** 19

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590049003 CONSTITUCIÓN DE UN REGISTRO NACIONAL DE EMPRESAS DE ASESORÍA EN EFICIENCIA ENERGÉTICA

UNIDAD DE MEDIDA: REGISTRO **META:** 2

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	20.885	0	0	0	0	0	20.885
403	18	01	00	Impuesto al valor agregado	20.885	0	0	0	0	0	20.885
403	99	00	00	Otros servicios no personales	1.158	0	0	0	0	0	1.158
403	99	01	00	Otros servicios no personales	1.158	0	0	0	0	0	1.158
404	**00**	**00**	**00**	**Activos reales**	**102.772**	**0**	**0**	**0**	**0**	0	**102.772**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	24.042	0	0	0	0	0	24.042
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	24.042	0	0	0	0	0	24.042
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.040	0	0	0	0	0	2.040
404	05	01	00	Equipos de telecomunicaciones	2.040	0	0	0	0	0	2.040
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	14.500	0	0	0	0	0	14.500
404	07	01	00	Equipos científicos y de laboratorio	14.500	0	0	0	0	0	14.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	52.190	0	0	0	0	0	52.190
404	09	02	00	Equipos de computación	52.190	0	0	0	0	0	52.190
404	12	00	00	Activos intangibles	10.000	0	0	0	0	0	10.000
404	12	04	00	Paquetes y programas de computación	10.000	0	0	0	0	0	10.000
				Totales	**187.691**	**0**	**0**	**0**	**0**	0	**187.691**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115982 590049000 CENTRO DE INFORMACIÓN SOBRE EL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGISTRO **META:** 19

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590049004 REALIZACIÓN DE ESTUDIOS DE USO FINAL DE LA ENERGÍA ELÉCTRICA EN USUARIOS RESIDENCIALES Y NO RESIDENCIALES

UNIDAD DE MEDIDA: ESTUDIO **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**79.616**	**0**	**0**	**0**	**0**	0	**79.616**
402	01	00	00	Productos alimenticios y agropecuarios	2.200	0	0	0	0	0	2.200
402	01	01	00	Alimentos y bebidas para personas	2.200	0	0	0	0	0	2.200
402	05	00	00	Productos de papel, cartón e impresos	22.493	0	0	0	0	0	22.493
402	05	01	00	Pulpa de madera, papel y cartón	18.368	0	0	0	0	0	18.368
402	05	03	00	Productos de papel y cartón para oficina	4.125	0	0	0	0	0	4.125
402	06	00	00	Productos químicos y derivados	25.273	0	0	0	0	0	25.273
402	06	03	00	Tintas, pinturas y colorantes	16.500	0	0	0	0	0	16.500
402	06	08	00	Productos plásticos	6.848	0	0	0	0	0	6.848
402	06	09	00	Mezclas explosivas	1.925	0	0	0	0	0	1.925
402	10	00	00	Productos varios y útiles diversos	29.650	0	0	0	0	0	29.650
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.208	0	0	0	0	0	10.208
402	10	07	00	Productos de seguridad en el trabajo	5.692	0	0	0	0	0	5.692
402	10	08	00	Materiales para equipos de computación	13.750	0	0	0	0	0	13.750
403	**00**	**00**	**00**	**Servicios no personales**	**126.411**	**0**	**0**	**0**	**0**	0	**126.411**
403	07	00	00	Servicios de información, impresión y relaciones públicas	13.900	0	0	0	0	0	13.900
403	07	01	00	Publicidad y propaganda	2.700	0	0	0	0	0	2.700
403	07	02	00	Imprenta y reproducción	8.000	0	0	0	0	0	8.000
403	07	03	00	Relaciones sociales	3.200	0	0	0	0	0	3.200
403	09	00	00	Viáticos y pasajes	52.424	0	0	0	0	0	52.424
403	09	01	00	Viáticos y pasajes dentro del país	32.224	0	0	0	0	0	32.224
403	09	02	00	Viáticos y pasajes fuera del país	20.200	0	0	0	0	0	20.200
403	10	00	00	Servicios profesionales y técnicos	16.000	0	0	0	0	0	16.000
403	10	99	00	Otros servicios profesionales y técnicos	16.000	0	0	0	0	0	16.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115982 590049000 CENTRO DE INFORMACIÓN SOBRE EL USO RACIONAL Y EFICIENCIA ENERGÉTICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: REGISTRO **META:** 19

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590049004 REALIZACIÓN DE ESTUDIOS DE USO FINAL DE LA ENERGÍA ELÉCTRICA EN USUARIOS RESIDENCIALES Y NO RESIDENCIALES

UNIDAD DE MEDIDA: ESTUDIO **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	41.771	0	0	0	0	0	41.771
403	18	01	00	Impuesto al valor agregado	41.771	0	0	0	0	0	41.771
403	99	00	00	Otros servicios no personales	2.316	0	0	0	0	0	2.316
403	99	01	00	Otros servicios no personales	2.316	0	0	0	0	0	2.316
404	**00**	**00**	**00**	**Activos reales**	**205.544**	**0**	**0**	**0**	**0**	0	**205.544**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	48.084	0	0	0	0	0	48.084
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	48.084	0	0	0	0	0	48.084
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.080	0	0	0	0	0	4.080
404	05	01	00	Equipos de telecomunicaciones	4.080	0	0	0	0	0	4.080
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	29.000	0	0	0	0	0	29.000
404	07	01	00	Equipos científicos y de laboratorio	29.000	0	0	0	0	0	29.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	104.380	0	0	0	0	0	104.380
404	09	02	00	Equipos de computación	104.380	0	0	0	0	0	104.380
404	12	00	00	Activos intangibles	20.000	0	0	0	0	0	20.000
404	12	04	00	Paquetes y programas de computación	20.000	0	0	0	0	0	20.000
				Totales	**411.571**	**0**	**0**	**0**	**0**	0	**411.571**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115758 590050000 IMPLANTACIÓN DEL SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS PROGRAMAS Y PROYECTOS EN EL MARCO DEL PLAN NACIONAL DE ENERGÍAS RENOVABLES (EAR) DEL GOBIERNO BOLIVARIANO DE VENEZUELA

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE LA ENERGÍA ALTERNATIVA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.531.910**	**0**	**0**	**0**	**0**	**0**	**1.531.910**
401	01	00	00	Sueldos, salarios y otras retribuciones	312.000	0	0	0	0	0	312.000
401	01	18	00	Remuneraciones al personal contratado	312.000	0	0	0	0	0	312.000
401	04	00	00	Complementos de sueldos y salarios	354.693	0	0	0	0	0	354.693
401	04	26	00	Bono compensatorio de alimentación al personal contratado	78.660	0	0	0	0	0	78.660
401	04	98	00	Otros complementos al personal contratado	276.033	0	0	0	0	0	276.033
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	161.020	0	0	0	0	0	161.020
401	05	07	00	Aguinaldos al personal contratado	138.017	0	0	0	0	0	138.017
401	05	08	00	Bono vacacional al personal contratado	23.003	0	0	0	0	0	23.003
401	06	00	00	Aportes patronales y legales	56.995	0	0	0	0	0	56.995
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	42.014	0	0	0	0	0	42.014
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	14.981	0	0	0	0	0	14.981
401	07	00	00	Asistencia socio-económica	522.360	0	0	0	0	0	522.360
401	07	33	00	Asistencia socio-económica al personal contratado	522.360	0	0	0	0	0	522.360
401	08	00	00	Prestaciones sociales e indemnizaciones	124.842	0	0	0	0	0	124.842
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	124.842	0	0	0	0	0	124.842
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**75.624**	**0**	**0**	**0**	**0**	**0**	**75.624**
402	01	00	00	Productos alimenticios y agropecuarios	3.686	0	0	0	0	0	3.686
402	01	01	00	Alimentos y bebidas para personas	3.686	0	0	0	0	0	3.686
402	03	00	00	Textiles y vestuarios	18.591	0	0	0	0	0	18.591
402	03	02	00	Prendas de vestir	11.391	0	0	0	0	0	11.391
402	03	03	00	Calzados	7.200	0	0	0	0	0	7.200
402	05	00	00	Productos de papel, cartón e impresos	10.128	0	0	0	0	0	10.128
402	05	02	00	Envases y cajas de papel y cartón	158	0	0	0	0	0	158
402	05	03	00	Productos de papel y cartón para oficina	9.316	0	0	0	0	0	9.316
402	05	06	00	Productos de papel y cartón para computación	654	0	0	0	0	0	654
402	06	00	00	Productos químicos y derivados	5.401	0	0	0	0	0	5.401
402	06	02	00	Abonos, plaguicidas y otros	5.038	0	0	0	0	0	5.038

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115758 590050000 IMPLANTACIÓN DEL SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS PROGRAMAS Y PROYECTOS EN EL MARCO DEL PLAN NACIONAL DE ENERGÍAS RENOVABLES (EAR) DEL GOBIERNO BOLIVARIANO DE VENEZUELA

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE LA ENERGÍA ALTERNATIVA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	363	0	0	0	0	0	363
402	10	00	00	Productos varios y útiles diversos	37.818	0	0	0	0	0	37.818
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.706	0	0	0	0	0	1.706
402	10	07	00	Productos de seguridad en el trabajo	7.096	0	0	0	0	0	7.096
402	10	08	00	Materiales para equipos de computación	29.016	0	0	0	0	0	29.016
403	**00**	**00**	**00**	**Servicios no personales**	**766.011**	**0**	**0**	**0**	**0**	**0**	**766.011**
403	07	00	00	Servicios de información, impresión y relaciones públicas	13.500	0	0	0	0	0	13.500
403	07	02	00	Imprenta y reproducción	9.000	0	0	0	0	0	9.000
403	07	03	00	Relaciones sociales	4.500	0	0	0	0	0	4.500
403	09	00	00	Viáticos y pasajes	176.938	0	0	0	0	0	176.938
403	09	01	00	Viáticos y pasajes dentro del país	91.798	0	0	0	0	0	91.798
403	09	02	00	Viáticos y pasajes fuera del país	85.140	0	0	0	0	0	85.140
403	10	00	00	Servicios profesionales y técnicos	491.772	0	0	0	0	0	491.772
403	10	07	00	Servicios de capacitación y adiestramiento	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	446.772	0	0	0	0	0	446.772
403	18	00	00	Impuestos indirectos	83.801	0	0	0	0	0	83.801
403	18	01	00	Impuesto al valor agregado	83.801	0	0	0	0	0	83.801
404	**00**	**00**	**00**	**Activos reales**	**29.431**	**0**	**0**	**0**	**0**	**0**	**29.431**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	29.431	0	0	0	0	0	29.431
404	09	01	00	Mobiliario y equipos de oficina	1.220	0	0	0	0	0	1.220
404	09	02	00	Equipos de computación	28.211	0	0	0	0	0	28.211
				Totales	**2.402.976**	**0**	**0**	**0**	**0**	**0**	**2.402.976**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

PROYECTO: 115758 590050000 IMPLANTACIÓN DEL SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS PROGRAMAS Y PROYECTOS EN EL MARCO DEL PLAN NACIONAL DE ENERGÍAS RENOVABLES (EAR) DEL GOBIERNO BOLIVARIANO DE VENEZUELA

OBJETIVO DEL PROYECTO: .PROMOVER EL USO DE LA ENERGÍA ALTERNATIVA

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115758 590050000 IMPLANTACIÓN DEL SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS PROGRAMAS Y PROYECTOS EN EL MARCO DEL PLAN NACIONAL DE ENERGÍAS RENOVABLES (EAR) DEL GOBIERNO BOLIVARIANO DE VENEZUELA

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE LA ENERGÍA ALTERNATIVA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590050001 IDENTIFICACIÓN DE LOS ENTES EN MATERIA DE ENERGÍAS ALTERNATIVAS RENOVABLES, PARA LA INTEGRACIÓN Y ARTICULACIÓN DE LA INFORMACIÓN QUE ELLOS GENEREN PARA GARANTIZAR LA EJECUCIÓN DEL PLAN DE ENERGÍAS ALTERNATIVAS RENOVABLES; ASÍ COMO LOS RECURSOS TÉCNICOS, HUMANOS Y ECONÓMICOS

UNIDAD DE MEDIDA: CONVENIO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.531.910**	**0**	**0**	**0**	**0**	0	**1.531.910**
401	01	00	00	Sueldos, salarios y otras retribuciones	312.000	0	0	0	0	0	312.000
401	01	18	00	Remuneraciones al personal contratado	312.000	0	0	0	0	0	312.000
401	04	00	00	Complementos de sueldos y salarios	354.693	0	0	0	0	0	354.693
401	04	26	00	Bono compensatorio de alimentación al personal contratado	78.660	0	0	0	0	0	78.660
401	04	98	00	Otros complementos al personal contratado	276.033	0	0	0	0	0	276.033
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	161.020	0	0	0	0	0	161.020
401	05	07	00	Aguinaldos al personal contratado	138.017	0	0	0	0	0	138.017
401	05	08	00	Bono vacacional al personal contratado	23.003	0	0	0	0	0	23.003
401	06	00	00	Aportes patronales y legales	56.995	0	0	0	0	0	56.995
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	42.014	0	0	0	0	0	42.014
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	14.981	0	0	0	0	0	14.981
401	07	00	00	Asistencia socio-económica	522.360	0	0	0	0	0	522.360
401	07	33	00	Asistencia socio-económica al personal contratado	522.360	0	0	0	0	0	522.360
401	08	00	00	Prestaciones sociales e indemnizaciones	124.842	0	0	0	0	0	124.842
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	124.842	0	0	0	0	0	124.842
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.709**	**0**	**0**	**0**	**0**	0	**19.709**
402	01	00	00	Productos alimenticios y agropecuarios	3.686	0	0	0	0	0	3.686
402	01	01	00	Alimentos y bebidas para personas	3.686	0	0	0	0	0	3.686
402	03	00	00	Textiles y vestuarios	16.023	0	0	0	0	0	16.023
402	03	02	00	Prendas de vestir	11.391	0	0	0	0	0	11.391
402	03	03	00	Calzados	4.632	0	0	0	0	0	4.632
403	**00**	**00**	**00**	**Servicios no personales**	**234.271**	**0**	**0**	**0**	**0**	0	**234.271**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115758 590050000 IMPLANTACIÓN DEL SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS PROGRAMAS Y PROYECTOS EN EL MARCO DEL PLAN NACIONAL DE ENERGÍAS RENOVABLES (EAR) DEL GOBIERNO BOLIVARIANO DE VENEZUELA

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE LA ENERGÍA ALTERNATIVA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590050001 IDENTIFICACIÓN DE LOS ENTES EN MATERIA DE ENERGÍAS ALTERNATIVAS RENOVABLES, PARA LA INTEGRACIÓN Y ARTICULACIÓN DE LA INFORMACIÓN QUE ELLOS GENEREN PARA GARANTIZAR LA EJECUCIÓN DEL PLAN DE ENERGÍAS ALTERNATIVAS RENOVABLES; ASÍ COMO LOS RECURSOS TÉCNICOS, HUMANOS Y ECONÓMICOS

UNIDAD DE MEDIDA: CONVENIO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.750	0	0	0	0	0	6.750
403	07	02	00	Imprenta y reproducción	4.500	0	0	0	0	0	4.500
403	07	03	00	Relaciones sociales	2.250	0	0	0	0	0	2.250
403	09	00	00	Viáticos y pasajes	91.888	0	0	0	0	0	91.888
403	09	01	00	Viáticos y pasajes dentro del país	46.798	0	0	0	0	0	46.798
403	09	02	00	Viáticos y pasajes fuera del país	45.090	0	0	0	0	0	45.090
403	10	00	00	Servicios profesionales y técnicos	112.608	0	0	0	0	0	112.608
403	10	07	00	Servicios de capacitación y adiestramiento	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	67.608	0	0	0	0	0	67.608
403	18	00	00	Impuestos indirectos	23.025	0	0	0	0	0	23.025
403	18	01	00	Impuesto al valor agregado	23.025	0	0	0	0	0	23.025
404	**00**	**00**	**00**	**Activos reales**	**7.340**	**0**	**0**	**0**	**0**	0	**7.340**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.340	0	0	0	0	0	7.340
404	09	01	00	Mobiliario y equipos de oficina	1.220	0	0	0	0	0	1.220
404	09	02	00	Equipos de computación	6.120	0	0	0	0	0	6.120
				Totales	**1.793.230**	**0**	**0**	**0**	**0**	0	**1.793.230**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115758 590050000 IMPLANTACIÓN DEL SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS PROGRAMAS Y PROYECTOS EN EL MARCO DEL PLAN NACIONAL DE ENERGÍAS RENOVABLES (EAR) DEL GOBIERNO BOLIVARIANO DE VENEZUELA

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE LA ENERGÍA ALTERNATIVA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590050002 APLICACIÓN DE LOS INSTRUMENTOS DE SEGUIMIENTO, CONTROL Y EVALUACIÓN PARA LOS PROYECTOS A GRAN ESCALA, PEQUEÑA ESCALA Y PROYECTOS ESPECIALES CONTENIDOS EN EL PLAN DE ENERGÍAS ALTERNATIVAS RENOVABLES

UNIDAD DE MEDIDA: PROYECTO **META:** 10

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**22.995**	**0**	**0**	**0**	**0**	0	**22.995**
402	03	00	00	Textiles y vestuarios	2.568	0	0	0	0	0	2.568
402	03	03	00	Calzados	2.568	0	0	0	0	0	2.568
402	05	00	00	Productos de papel, cartón e impresos	9.970	0	0	0	0	0	9.970
402	05	03	00	Productos de papel y cartón para oficina	9.316	0	0	0	0	0	9.316
402	05	06	00	Productos de papel y cartón para computación	654	0	0	0	0	0	654
402	06	00	00	Productos químicos y derivados	5.401	0	0	0	0	0	5.401
402	06	02	00	Abonos, plaguicidas y otros	5.038	0	0	0	0	0	5.038
402	06	08	00	Productos plásticos	363	0	0	0	0	0	363
402	10	00	00	Productos varios y útiles diversos	5.056	0	0	0	0	0	5.056
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.706	0	0	0	0	0	1.706
402	10	07	00	Productos de seguridad en el trabajo	1.233	0	0	0	0	0	1.233
402	10	08	00	Materiales para equipos de computación	2.117	0	0	0	0	0	2.117
403	**00**	**00**	**00**	**Servicios no personales**	**273.314**	**0**	**0**	**0**	**0**	0	**273.314**
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.750	0	0	0	0	0	6.750
403	07	02	00	Imprenta y reproducción	4.500	0	0	0	0	0	4.500
403	07	03	00	Relaciones sociales	2.250	0	0	0	0	0	2.250
403	09	00	00	Viáticos y pasajes	85.050	0	0	0	0	0	85.050
403	09	01	00	Viáticos y pasajes dentro del país	45.000	0	0	0	0	0	45.000
403	09	02	00	Viáticos y pasajes fuera del país	40.050	0	0	0	0	0	40.050
403	10	00	00	Servicios profesionales y técnicos	153.404	0	0	0	0	0	153.404
403	10	99	00	Otros servicios profesionales y técnicos	153.404	0	0	0	0	0	153.404
403	18	00	00	Impuestos indirectos	28.110	0	0	0	0	0	28.110
403	18	01	00	Impuesto al valor agregado	28.110	0	0	0	0	0	28.110

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115758 590050000 IMPLANTACIÓN DEL SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS PROGRAMAS Y PROYECTOS EN EL MARCO DEL PLAN NACIONAL DE ENERGÍAS RENOVABLES (EAR) DEL GOBIERNO BOLIVARIANO DE VENEZUELA

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE LA ENERGÍA ALTERNATIVA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590050002 APLICACIÓN DE LOS INSTRUMENTOS DE SEGUIMIENTO, CONTROL Y EVALUACIÓN PARA LOS PROYECTOS A GRAN ESCALA, PEQUEÑA ESCALA Y PROYECTOS ESPECIALES CONTENIDOS EN EL PLAN DE ENERGÍAS ALTERNATIVAS RENOVABLES

UNIDAD DE MEDIDA: PROYECTO **META:** 10

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**8.564**	**0**	**0**	**0**	**0**	0	**8.564**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.564	0	0	0	0	0	8.564
404	09	02	00	Equipos de computación	8.564	0	0	0	0	0	8.564
				Totales	**304.873**	**0**	**0**	**0**	**0**	0	**304.873**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115758 590050000 IMPLANTACIÓN DEL SISTEMA DE SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS PROGRAMAS Y PROYECTOS EN EL MARCO DEL PLAN NACIONAL DE ENERGÍAS RENOVABLES (EAR) DEL GOBIERNO BOLIVARIANO DE VENEZUELA

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE LA ENERGÍA ALTERNATIVA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590050003 SISTEMATIZACIÓN DE LOS INSTRUMENTOS PARA EL SEGUIMIENTO Y CONTROL DE LA EJECUCIÓN DEL PLAN DE ENERGÍAS ALTERNATIVAS RENOVABLES

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**32.920**	**0**	**0**	**0**	**0**	0	**32.920**
402	05	00	00	Productos de papel, cartón e impresos	158	0	0	0	0	0	158
402	05	02	00	Envases y cajas de papel y cartón	158	0	0	0	0	0	158
402	10	00	00	Productos varios y útiles diversos	32.762	0	0	0	0	0	32.762
402	10	07	00	Productos de seguridad en el trabajo	5.863	0	0	0	0	0	5.863
402	10	08	00	Materiales para equipos de computación	26.899	0	0	0	0	0	26.899
403	**00**	**00**	**00**	**Servicios no personales**	**258.426**	**0**	**0**	**0**	**0**	0	**258.426**
403	10	00	00	Servicios profesionales y técnicos	225.760	0	0	0	0	0	225.760
403	10	99	00	Otros servicios profesionales y técnicos	225.760	0	0	0	0	0	225.760
403	18	00	00	Impuestos indirectos	32.666	0	0	0	0	0	32.666
403	18	01	00	Impuesto al valor agregado	32.666	0	0	0	0	0	32.666
404	**00**	**00**	**00**	**Activos reales**	**13.527**	**0**	**0**	**0**	**0**	0	**13.527**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.527	0	0	0	0	0	13.527
404	09	02	00	Equipos de computación	13.527	0	0	0	0	0	13.527
				Totales	**304.873**	**0**	**0**	**0**	**0**	0	**304.873**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115614 590051000 DIFUSIÓN DEL MARCO REGULATORIO DEL SECTOR DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: EVENTO **META:** 40

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.592**	**0**	**0**	**0**	**0**	**0**	**3.592**
402	05	00	00	Productos de papel, cartón e impresos	745	0	0	0	0	0	745
402	05	03	00	Productos de papel y cartón para oficina	745	0	0	0	0	0	745
402	10	00	00	Productos varios y útiles diversos	2.847	0	0	0	0	0	2.847
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.997	0	0	0	0	0	1.997
402	10	08	00	Materiales para equipos de computación	850	0	0	0	0	0	850
403	**00**	**00**	**00**	**Servicios no personales**	**886.688**	**0**	**0**	**0**	**0**	**0**	**886.688**
403	01	00	00	Alquileres de inmuebles	61.663	0	0	0	0	0	61.663
403	01	01	00	Alquileres de edificios y locales	61.663	0	0	0	0	0	61.663
403	06	00	00	Servicios de transporte y almacenaje	22.285	0	0	0	0	0	22.285
403	06	01	00	Fletes y embalajes	22.285	0	0	0	0	0	22.285
403	07	00	00	Servicios de información, impresión y relaciones públicas	358.889	0	0	0	0	0	358.889
403	07	02	00	Imprenta y reproducción	358.889	0	0	0	0	0	358.889
403	09	00	00	Viáticos y pasajes	278.369	0	0	0	0	0	278.369
403	09	01	00	Viáticos y pasajes dentro del país	278.369	0	0	0	0	0	278.369
403	10	00	00	Servicios profesionales y técnicos	85.002	0	0	0	0	0	85.002
403	10	07	00	Servicios de capacitación y adiestramiento	42.501	0	0	0	0	0	42.501
403	10	99	00	Otros servicios profesionales y técnicos	42.501	0	0	0	0	0	42.501
403	18	00	00	Impuestos indirectos	80.480	0	0	0	0	0	80.480
403	18	01	00	Impuesto al valor agregado	80.480	0	0	0	0	0	80.480
				Totales	**890.280**	**0**	**0**	**0**	**0**	**0**	**890.280**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115614 590051000 DIFUSIÓN DEL MARCO REGULATORIO DEL SECTOR DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: EVENTO **META:** 40 **PRESUPUESTO:** 2012

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115614 590051000 DIFUSIÓN DEL MARCO REGULATORIO DEL SECTOR DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: EVENTO **META:** 40

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 590051001 PREPARACIÓN DEL MATERIAL PARA LA DIFUSIÓN DEL MARCO REGULATORIO EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 20.000

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**697.028**	**0**	**0**	**0**	**0**	0	**697.028**
403	07	00	00	Servicios de información, impresión y relaciones públicas	358.889	0	0	0	0	0	358.889
403	07	02	00	Imprenta y reproducción	358.889	0	0	0	0	0	358.889
403	09	00	00	Viáticos y pasajes	278.369	0	0	0	0	0	278.369
403	09	01	00	Viáticos y pasajes dentro del país	278.369	0	0	0	0	0	278.369
403	18	00	00	Impuestos indirectos	59.770	0	0	0	0	0	59.770
403	18	01	00	Impuesto al valor agregado	59.770	0	0	0	0	0	59.770
				Totales	**697.028**	**0**	**0**	**0**	**0**	0	**697.028**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115614 590051000 DIFUSIÓN DEL MARCO REGULATORIO DEL SECTOR DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: EVENTO **META:** 40

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590051002 EJECUCIÓN DE LOS EVENTOS Y ACTOS RELACIONADOS CON EL MARCO REGULATORIO EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: EVENTO **META:** 40

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**189.228**	**0**	**0**	**0**	**0**	0	**189.228**
403	01	00	00	Alquileres de inmuebles	61.663	0	0	0	0	0	61.663
403	01	01	00	Alquileres de edificios y locales	61.663	0	0	0	0	0	61.663
403	06	00	00	Servicios de transporte y almacenaje	22.285	0	0	0	0	0	22.285
403	06	01	00	Fletes y embalajes	22.285	0	0	0	0	0	22.285
403	10	00	00	Servicios profesionales y técnicos	85.002	0	0	0	0	0	85.002
403	10	07	00	Servicios de capacitación y adiestramiento	42.501	0	0	0	0	0	42.501
403	10	99	00	Otros servicios profesionales y técnicos	42.501	0	0	0	0	0	42.501
403	18	00	00	Impuestos indirectos	20.278	0	0	0	0	0	20.278
403	18	01	00	Impuesto al valor agregado	20.278	0	0	0	0	0	20.278
				Totales	**189.228**	**0**	**0**	**0**	**0**	0	**189.228**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115614 590051000 DIFUSIÓN DEL MARCO REGULATORIO DEL SECTOR DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: EVENTO **META:** 40

RESPONSABLE/EJECUTOR: CONSULTORÍA JURÍDICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590051003 EJECUCIÓN DE INFORMES SOBRE EL RESULTADO DE LA DIFUSIÓN DEL MARCO REGULATORIO EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: INFORME **META:** 40

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.592**	**0**	**0**	**0**	**0**	0	**3.592**
402	05	00	00	Productos de papel, cartón e impresos	745	0	0	0	0	0	745
402	05	03	00	Productos de papel y cartón para oficina	745	0	0	0	0	0	745
402	10	00	00	Productos varios y útiles diversos	2.847	0	0	0	0	0	2.847
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.997	0	0	0	0	0	1.997
402	10	08	00	Materiales para equipos de computación	850	0	0	0	0	0	850
403	**00**	**00**	**00**	**Servicios no personales**	**432**	**0**	**0**	**0**	**0**	0	**432**
403	18	00	00	Impuestos indirectos	432	0	0	0	0	0	432
403	18	01	00	Impuesto al valor agregado	432	0	0	0	0	0	432
				Totales	**4.024**	**0**	**0**	**0**	**0**	0	**4.024**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115690 590052000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**9.943.446**	**0**	**0**	**0**	**0**	**0**	**9.943.446**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.067.259	0	0	0	0	0	1.067.259
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	218.812	0	0	0	0	0	218.812
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	135.167	0	0	0	0	0	135.167
401	01	99	00	Otras retribuciones	713.280	0	0	0	0	0	713.280
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	154.828	0	0	0	0	0	154.828
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	122.320	0	0	0	0	0	122.320
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	32.508	0	0	0	0	0	32.508
401	03	00	00	Primas	591.219	0	0	0	0	0	591.219
401	03	08	00	Primas de profesionalización a empleados	42.477	0	0	0	0	0	42.477
401	03	09	00	Primas por antigüedad a empleados	194.148	0	0	0	0	0	194.148
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	354.594	0	0	0	0	0	354.594
401	04	00	00	Complementos de sueldos y salarios	2.691.567	0	0	0	0	0	2.691.567
401	04	08	00	Bono compensatorio de alimentación a empleados	176.985	0	0	0	0	0	176.985
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	19.665	0	0	0	0	0	19.665
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	117.990	0	0	0	0	0	117.990
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	144.879	0	0	0	0	0	144.879
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	790.752	0	0	0	0	0	790.752
401	04	96	00	Otros complementos a empleados	1.441.296	0	0	0	0	0	1.441.296
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.782.694	0	0	0	0	0	1.782.694
401	05	01	00	Aguinaldos a empleados	720.648	0	0	0	0	0	720.648
401	05	03	00	Bono vacacional a empleados	360.324	0	0	0	0	0	360.324
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	72.439	0	0	0	0	0	72.439
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	36.219	0	0	0	0	0	36.219
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	395.376	0	0	0	0	0	395.376
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	197.688	0	0	0	0	0	197.688
401	06	00	00	Aportes patronales y legales	405.706	0	0	0	0	0	405.706
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por	51.045	0	0	0	0	0	51.045

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115690 590052000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				empleados							
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	100.127	0	0	0	0	0	100.127
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	19.465	0	0	0	0	0	19.465
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	66.751	0	0	0	0	0	66.751
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	5.418	0	0	0	0	0	5.418
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	12.242	0	0	0	0	0	12.242
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	8.161	0	0	0	0	0	8.161
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	31.132	0	0	0	0	0	31.132
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	66.819	0	0	0	0	0	66.819
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	44.546	0	0	0	0	0	44.546
401	07	00	00	Asistencia socio-económica	2.373.565	0	0	0	0	0	2.373.565
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.412.234	0	0	0	0	0	1.412.234
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	148.922	0	0	0	0	0	148.922
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	812.409	0	0	0	0	0	812.409
401	08	00	00	Prestaciones sociales e indemnizaciones	876.608	0	0	0	0	0	876.608
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	501.522	0	0	0	0	0	501.522
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	58.152	0	0	0	0	0	58.152
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	316.934	0	0	0	0	0	316.934
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.783.245**	**0**	**0**	**0**	**0**	**0**	**3.783.245**
402	01	00	00	Productos alimenticios y agropecuarios	13.200	0	0	0	0	0	13.200
402	01	01	00	Alimentos y bebidas para personas	13.200	0	0	0	0	0	13.200
402	05	00	00	Productos de papel, cartón e impresos	52.880	0	0	0	0	0	52.880
402	05	01	00	Pulpa de madera, papel y cartón	52.880	0	0	0	0	0	52.880
402	06	00	00	Productos químicos y derivados	862.778	0	0	0	0	0	862.778
402	06	03	00	Tintas, pinturas y colorantes	862.778	0	0	0	0	0	862.778
402	08	00	00	Productos metálicos	855.961	0	0	0	0	0	855.961
402	08	01	00	Productos primarios de hierro y acero	50.400	0	0	0	0	0	50.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115690 590052000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	78.400	0	0	0	0	0	78.400
402	08	09	00	Repuestos y accesorios para equipos de transporte	16.000	0	0	0	0	0	16.000
402	08	10	00	Repuestos y accesorios para otros equipos	585.275	0	0	0	0	0	585.275
402	08	99	00	Otros productos metálicos	125.886	0	0	0	0	0	125.886
402	10	00	00	Productos varios y útiles diversos	1.858.579	0	0	0	0	0	1.858.579
402	10	01	00	Artículos de deporte, recreación y juguetes	182.876	0	0	0	0	0	182.876
402	10	07	00	Productos de seguridad en el trabajo	301.304	0	0	0	0	0	301.304
402	10	08	00	Materiales para equipos de computación	1.076.599	0	0	0	0	0	1.076.599
402	10	11	00	Materiales eléctricos	138.200	0	0	0	0	0	138.200
402	10	99	00	Otros productos y útiles diversos	159.600	0	0	0	0	0	159.600
402	99	00	00	Otros materiales y suministros	139.847	0	0	0	0	0	139.847
402	99	01	00	Otros materiales y suministros	139.847	0	0	0	0	0	139.847
403	**00**	**00**	**00**	**Servicios no personales**	**3.942.529**	**0**	**0**	**0**	**0**	**0**	**3.942.529**
403	02	00	00	Alquileres de maquinaria y equipos	64.492	0	0	0	0	0	64.492
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	59.692	0	0	0	0	0	59.692
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	4.800	0	0	0	0	0	4.800
403	06	00	00	Servicios de transporte y almacenaje	7.600	0	0	0	0	0	7.600
403	06	01	00	Fletes y embalajes	4.400	0	0	0	0	0	4.400
403	06	03	00	Estacionamiento	3.200	0	0	0	0	0	3.200
403	09	00	00	Viáticos y pasajes	29.976	0	0	0	0	0	29.976
403	09	01	00	Viáticos y pasajes dentro del país	29.976	0	0	0	0	0	29.976
403	10	00	00	Servicios profesionales y técnicos	1.371.599	0	0	0	0	0	1.371.599
403	10	01	00	Servicios jurídicos	399.165	0	0	0	0	0	399.165
403	10	03	00	Servicios de procesamiento de datos	682.118	0	0	0	0	0	682.118
403	10	09	00	Servicios de lavandería y tintorería	124.800	0	0	0	0	0	124.800
403	10	99	00	Otros servicios profesionales y técnicos	165.516	0	0	0	0	0	165.516
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.166	0	0	0	0	0	10.166
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.166	0	0	0	0	0	10.166

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115690 590052000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	20.353	0	0	0	0	0	20.353
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	20.353	0	0	0	0	0	20.353
403	15	00	00	Servicios fiscales	635.689	0	0	0	0	0	635.689
403	15	01	00	Derechos de importación y servicios aduaneros	216.000	0	0	0	0	0	216.000
403	15	02	00	Tasas y otros derechos obligatorios	179.689	0	0	0	0	0	179.689
403	15	99	00	Otros servicios fiscales	240.000	0	0	0	0	0	240.000
403	18	00	00	Impuestos indirectos	1.798.082	0	0	0	0	0	1.798.082
403	18	01	00	Impuesto al valor agregado	1.798.082	0	0	0	0	0	1.798.082
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.573	0	0	0	0	0	1.573
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.573	0	0	0	0	0	1.573
403	99	00	00	Otros servicios no personales	2.999	0	0	0	0	0	2.999
403	99	01	00	Otros servicios no personales	2.999	0	0	0	0	0	2.999
404	**00**	**00**	**00**	**Activos reales**	**9.217.042**	**0**	**0**	**0**	**0**	**0**	**9.217.042**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	360.000	0	0	0	0	0	360.000
404	03	06	00	Maquinaria y equipos de energía	360.000	0	0	0	0	0	360.000
404	04	00	00	Equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
404	04	99	00	Otros equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.650.400	0	0	0	0	0	2.650.400
404	05	01	00	Equipos de telecomunicaciones	1.798.400	0	0	0	0	0	1.798.400
404	05	02	00	Equipos de señalamiento	32.000	0	0	0	0	0	32.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	820.000	0	0	0	0	0	820.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.220.556	0	0	0	0	0	5.220.556
404	09	01	00	Mobiliario y equipos de oficina	124.000	0	0	0	0	0	124.000
404	09	02	00	Equipos de computación	5.096.556	0	0	0	0	0	5.096.556
404	11	00	00	Inmuebles, maquinaria y equipos usados	966.086	0	0	0	0	0	966.086
404	11	05	00	Adquisición de maquinaria y equipos usados	966.086	0	0	0	0	0	966.086
404	11	05	03	Equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	946.086	0	0	0	0	0	946.086
				Totales	**26.886.262**	**0**	**0**	**0**	**0**	**0**	**26.886.262**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115690 590052000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115690 590052000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590052001 AMPLIACIÓN DE LA CAPACIDAD DEL CENTRO DE DATOS ALTERNOS DEL MPPEE, FASE II

UNIDAD DE MEDIDA: CENTRO PILOTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**152.044**	**0**	**0**	**0**	**0**	0	**152.044**
402	10	00	00	Productos varios y útiles diversos	152.044	0	0	0	0	0	152.044
402	10	01	00	Artículos de deporte, recreación y juguetes	40.000	0	0	0	0	0	40.000
402	10	08	00	Materiales para equipos de computación	112.044	0	0	0	0	0	112.044
403	**00**	**00**	**00**	**Servicios no personales**	**287.956**	**0**	**0**	**0**	**0**	0	**287.956**
403	02	00	00	Alquileres de maquinaria y equipos	20.800	0	0	0	0	0	20.800
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	16.000	0	0	0	0	0	16.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	4.800	0	0	0	0	0	4.800
403	06	00	00	Servicios de transporte y almacenaje	7.600	0	0	0	0	0	7.600
403	06	01	00	Fletes y embalajes	4.400	0	0	0	0	0	4.400
403	06	03	00	Estacionamiento	3.200	0	0	0	0	0	3.200
403	09	00	00	Viáticos y pasajes	29.976	0	0	0	0	0	29.976
403	09	01	00	Viáticos y pasajes dentro del país	29.976	0	0	0	0	0	29.976
403	10	00	00	Servicios profesionales y técnicos	71.672	0	0	0	0	0	71.672
403	10	01	00	Servicios jurídicos	13.878	0	0	0	0	0	13.878
403	10	03	00	Servicios de procesamiento de datos	13.878	0	0	0	0	0	13.878
403	10	99	00	Otros servicios profesionales y técnicos	43.916	0	0	0	0	0	43.916
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.166	0	0	0	0	0	10.166
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.166	0	0	0	0	0	10.166
403	12	00	00	Conservación y reparaciones menores de obras	20.353	0	0	0	0	0	20.353
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	20.353	0	0	0	0	0	20.353
403	18	00	00	Impuestos indirectos	124.390	0	0	0	0	0	124.390
403	18	01	00	Impuesto al valor agregado	124.390	0	0	0	0	0	124.390
403	99	00	00	Otros servicios no personales	2.999	0	0	0	0	0	2.999

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115690 590052000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590052001 AMPLIACIÓN DE LA CAPACIDAD DEL CENTRO DE DATOS ALTERNOS DEL MPPEE, FASE II

UNIDAD DE MEDIDA: CENTRO PILOTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	2.999	0	0	0	0	0	2.999
404	**00**	**00**	**00**	**Activos reales**	**760.000**	**0**	**0**	**0**	**0**	0	**760.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	208.000	0	0	0	0	0	208.000
404	05	01	00	Equipos de telecomunicaciones	176.000	0	0	0	0	0	176.000
404	05	02	00	Equipos de señalamiento	32.000	0	0	0	0	0	32.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	552.000	0	0	0	0	0	552.000
404	09	01	00	Mobiliario y equipos de oficina	80.000	0	0	0	0	0	80.000
404	09	02	00	Equipos de computación	472.000	0	0	0	0	0	472.000
				Totales	**1.200.000**	**0**	**0**	**0**	**0**	0	**1.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115690 590052000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590052002 INSTALACIÓN DE NUEVO CABLEADO ESTRUCTURADO EN PISOS DEL MINISTERIO, FASE I

UNIDAD DE MEDIDA: METRO **META:** 25.000

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**195.258**	**0**	**0**	**0**	**0**	0	**195.258**
402	01	00	00	Productos alimenticios y agropecuarios	4.400	0	0	0	0	0	4.400
402	01	01	00	Alimentos y bebidas para personas	4.400	0	0	0	0	0	4.400
402	05	00	00	Productos de papel, cartón e impresos	3.200	0	0	0	0	0	3.200
402	05	01	00	Pulpa de madera, papel y cartón	3.200	0	0	0	0	0	3.200
402	08	00	00	Productos metálicos	73.086	0	0	0	0	0	73.086
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.800	0	0	0	0	0	4.800
402	08	10	00	Repuestos y accesorios para otros equipos	19.200	0	0	0	0	0	19.200
402	08	99	00	Otros productos metálicos	49.086	0	0	0	0	0	49.086
402	10	00	00	Productos varios y útiles diversos	100.686	0	0	0	0	0	100.686
402	10	01	00	Artículos de deporte, recreación y juguetes	49.086	0	0	0	0	0	49.086
402	10	07	00	Productos de seguridad en el trabajo	5.600	0	0	0	0	0	5.600
402	10	08	00	Materiales para equipos de computación	14.000	0	0	0	0	0	14.000
402	10	11	00	Materiales eléctricos	16.000	0	0	0	0	0	16.000
402	10	99	00	Otros productos y útiles diversos	16.000	0	0	0	0	0	16.000
402	99	00	00	Otros materiales y suministros	13.886	0	0	0	0	0	13.886
402	99	01	00	Otros materiales y suministros	13.886	0	0	0	0	0	13.886
403	**00**	**00**	**00**	**Servicios no personales**	**724.742**	**0**	**0**	**0**	**0**	0	**724.742**
403	02	00	00	Alquileres de maquinaria y equipos	9.360	0	0	0	0	0	9.360
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	9.360	0	0	0	0	0	9.360
403	10	00	00	Servicios profesionales y técnicos	574.126	0	0	0	0	0	574.126
403	10	01	00	Servicios jurídicos	209.040	0	0	0	0	0	209.040
403	10	03	00	Servicios de procesamiento de datos	118.686	0	0	0	0	0	118.686
403	10	09	00	Servicios de lavandería y tintorería	124.800	0	0	0	0	0	124.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115690 590052000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590052002 INSTALACIÓN DE NUEVO CABLEADO ESTRUCTURADO EN PISOS DEL MINISTERIO, FASE I

UNIDAD DE MEDIDA: METRO **META:** 25.000

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	121.600	0	0	0	0	0	121.600
403	18	00	00	Impuestos indirectos	141.256	0	0	0	0	0	141.256
403	18	01	00	Impuesto al valor agregado	141.256	0	0	0	0	0	141.256
404	**00**	**00**	**00**	**Activos reales**	**520.000**	**0**	**0**	**0**	**0**	0	**520.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	220.800	0	0	0	0	0	220.800
404	05	01	00	Equipos de telecomunicaciones	220.800	0	0	0	0	0	220.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	235.200	0	0	0	0	0	235.200
404	09	02	00	Equipos de computación	235.200	0	0	0	0	0	235.200
404	11	00	00	Inmuebles, maquinaria y equipos usados	64.000	0	0	0	0	0	64.000
404	11	05	00	Adquisición de maquinaria y equipos usados	64.000	0	0	0	0	0	64.000
404	11	05	03	Equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	44.000	0	0	0	0	0	44.000
				Totales	**1.440.000**	**0**	**0**	**0**	**0**	0	**1.440.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115690 590052000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590052003 AMPLIACIÓN DE LA GRANJA DE SERVIDORES DEL MPPEE

UNIDAD DE MEDIDA: SERVIDOR **META:** 3

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**146.285**	**0**	**0**	**0**	**0**	0	**146.285**
402	01	00	00	Productos alimenticios y agropecuarios	4.400	0	0	0	0	0	4.400
402	01	01	00	Alimentos y bebidas para personas	4.400	0	0	0	0	0	4.400
402	05	00	00	Productos de papel, cartón e impresos	3.200	0	0	0	0	0	3.200
402	05	01	00	Pulpa de madera, papel y cartón	3.200	0	0	0	0	0	3.200
402	08	00	00	Productos metálicos	48.000	0	0	0	0	0	48.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.800	0	0	0	0	0	4.800
402	08	09	00	Repuestos y accesorios para equipos de transporte	16.000	0	0	0	0	0	16.000
402	08	10	00	Repuestos y accesorios para otros equipos	19.200	0	0	0	0	0	19.200
402	08	99	00	Otros productos metálicos	8.000	0	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	79.790	0	0	0	0	0	79.790
402	10	01	00	Artículos de deporte, recreación y juguetes	28.190	0	0	0	0	0	28.190
402	10	07	00	Productos de seguridad en el trabajo	5.600	0	0	0	0	0	5.600
402	10	08	00	Materiales para equipos de computación	14.000	0	0	0	0	0	14.000
402	10	11	00	Materiales eléctricos	16.000	0	0	0	0	0	16.000
402	10	99	00	Otros productos y útiles diversos	16.000	0	0	0	0	0	16.000
402	99	00	00	Otros materiales y suministros	10.895	0	0	0	0	0	10.895
402	99	01	00	Otros materiales y suministros	10.895	0	0	0	0	0	10.895
403	**00**	**00**	**00**	**Servicios no personales**	**149.715**	**0**	**0**	**0**	**0**	0	**149.715**
403	10	00	00	Servicios profesionales y técnicos	56.975	0	0	0	0	0	56.975
403	10	01	00	Servicios jurídicos	28.975	0	0	0	0	0	28.975
403	10	03	00	Servicios de procesamiento de datos	28.000	0	0	0	0	0	28.000
403	15	00	00	Servicios fiscales	9.600	0	0	0	0	0	9.600
403	15	02	00	Tasas y otros derechos obligatorios	9.600	0	0	0	0	0	9.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115690 590052000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: *OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN* **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590052003 AMPLIACIÓN DE LA GRANJA DE SERVIDORES DEL MPPEE

UNIDAD DE MEDIDA: SERVIDOR **META:** 3

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	83.140	0	0	0	0	0	83.140
403	18	01	00	Impuesto al valor agregado	83.140	0	0	0	0	0	83.140
404	**00**	**00**	**00**	**Activos reales**	**480.000**	**0**	**0**	**0**	**0**	0	**480.000**
404	04	00	00	Equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
404	04	99	00	Otros equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	220.800	0	0	0	0	0	220.800
404	05	01	00	Equipos de telecomunicaciones	220.800	0	0	0	0	0	220.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	195.200	0	0	0	0	0	195.200
404	09	02	00	Equipos de computación	195.200	0	0	0	0	0	195.200
404	11	00	00	Inmuebles, maquinaria y equipos usados	44.000	0	0	0	0	0	44.000
404	11	05	00	Adquisición de maquinaria y equipos usados	44.000	0	0	0	0	0	44.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	44.000	0	0	0	0	0	44.000
				Totales	**776.000**	**0**	**0**	**0**	**0**	0	**776.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115690 590052000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 590052004 CREACIÓN DE SALA DE MONITOREO EN EL MPPEE

UNIDAD DE MEDIDA: CENTRO PILOTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**134.904**	**0**	**0**	**0**	**0**	0	**134.904**
402	01	00	00	Productos alimenticios y agropecuarios	4.400	0	0	0	0	0	4.400
402	01	01	00	Alimentos y bebidas para personas	4.400	0	0	0	0	0	4.400
402	05	00	00	Productos de papel, cartón e impresos	3.200	0	0	0	0	0	3.200
402	05	01	00	Pulpa de madera, papel y cartón	3.200	0	0	0	0	0	3.200
402	08	00	00	Productos metálicos	44.800	0	0	0	0	0	44.800
402	08	01	00	Productos primarios de hierro y acero	12.800	0	0	0	0	0	12.800
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.800	0	0	0	0	0	4.800
402	08	10	00	Repuestos y accesorios para otros equipos	19.200	0	0	0	0	0	19.200
402	08	99	00	Otros productos metálicos	8.000	0	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	66.504	0	0	0	0	0	66.504
402	10	01	00	Artículos de deporte, recreación y juguetes	16.000	0	0	0	0	0	16.000
402	10	07	00	Productos de seguridad en el trabajo	14.904	0	0	0	0	0	14.904
402	10	08	00	Materiales para equipos de computación	10.400	0	0	0	0	0	10.400
402	10	11	00	Materiales eléctricos	9.200	0	0	0	0	0	9.200
402	10	99	00	Otros productos y útiles diversos	16.000	0	0	0	0	0	16.000
402	99	00	00	Otros materiales y suministros	16.000	0	0	0	0	0	16.000
402	99	01	00	Otros materiales y suministros	16.000	0	0	0	0	0	16.000
403	**00**	**00**	**00**	**Servicios no personales**	**121.096**	**0**	**0**	**0**	**0**	0	**121.096**
403	02	00	00	Alquileres de maquinaria y equipos	34.332	0	0	0	0	0	34.332
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	34.332	0	0	0	0	0	34.332
403	10	00	00	Servicios profesionales y técnicos	15.452	0	0	0	0	0	15.452
403	10	03	00	Servicios de procesamiento de datos	15.452	0	0	0	0	0	15.452
403	15	00	00	Servicios fiscales	9.600	0	0	0	0	0	9.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115690 590052000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590052004 CREACIÓN DE SALA DE MONITOREO EN EL MPPEE

UNIDAD DE MEDIDA: CENTRO PILOTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	15	02	00	Tasas y otros derechos obligatorios	9.600	0	0	0	0	0	9.600
403	18	00	00	Impuestos indirectos	61.712	0	0	0	0	0	61.712
403	18	01	00	Impuesto al valor agregado	61.712	0	0	0	0	0	61.712
404	**00**	**00**	**00**	**Activos reales**	**320.000**	**0**	**0**	**0**	**0**	0	**320.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	80.800	0	0	0	0	0	80.800
404	05	01	00	Equipos de telecomunicaciones	60.800	0	0	0	0	0	60.800
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	239.200	0	0	0	0	0	239.200
404	09	01	00	Mobiliario y equipos de oficina	44.000	0	0	0	0	0	44.000
404	09	02	00	Equipos de computación	195.200	0	0	0	0	0	195.200
				Totales	**576.000**	**0**	**0**	**0**	**0**	0	**576.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115690 590052000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590052005 ADQUISICIÓN DE UPS PARA CENTRO DE CABLEADO INTERMEDIO, EN EL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: EQUIPO **META:** 5

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**82.200**	**0**	**0**	**0**	**0**	0	**82.200**
402	08	00	00	Productos metálicos	42.800	0	0	0	0	0	42.800
402	08	01	00	Productos primarios de hierro y acero	5.600	0	0	0	0	0	5.600
402	08	10	00	Repuestos y accesorios para otros equipos	37.200	0	0	0	0	0	37.200
402	10	00	00	Productos varios y útiles diversos	37.000	0	0	0	0	0	37.000
402	10	11	00	Materiales eléctricos	37.000	0	0	0	0	0	37.000
402	99	00	00	Otros materiales y suministros	2.400	0	0	0	0	0	2.400
402	99	01	00	Otros materiales y suministros	2.400	0	0	0	0	0	2.400
403	**00**	**00**	**00**	**Servicios no personales**	**117.800**	**0**	**0**	**0**	**0**	0	**117.800**
403	10	00	00	Servicios profesionales y técnicos	48.200	0	0	0	0	0	48.200
403	10	01	00	Servicios jurídicos	35.400	0	0	0	0	0	35.400
403	10	03	00	Servicios de procesamiento de datos	12.800	0	0	0	0	0	12.800
403	15	00	00	Servicios fiscales	9.600	0	0	0	0	0	9.600
403	15	02	00	Tasas y otros derechos obligatorios	9.600	0	0	0	0	0	9.600
403	18	00	00	Impuestos indirectos	60.000	0	0	0	0	0	60.000
403	18	01	00	Impuesto al valor agregado	60.000	0	0	0	0	0	60.000
404	**00**	**00**	**00**	**Activos reales**	**360.000**	**0**	**0**	**0**	**0**	0	**360.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	360.000	0	0	0	0	0	360.000
404	03	06	00	Maquinaria y equipos de energía	360.000	0	0	0	0	0	360.000
				Totales	**560.000**	**0**	**0**	**0**	**0**	0	**560.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115690 590052000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590052006 DOTACIÓN DE EQUIPOS TECNOLÓGICOS PARA EL MPPEE

UNIDAD DE MEDIDA: EQUIPO **META:** 777

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**153.372**	**0**	**0**	**0**	**0**	0	**153.372**
402	05	00	00	Productos de papel, cartón e impresos	4.400	0	0	0	0	0	4.400
402	05	01	00	Pulpa de madera, papel y cartón	4.400	0	0	0	0	0	4.400
402	08	00	00	Productos metálicos	59.086	0	0	0	0	0	59.086
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	16.000	0	0	0	0	0	16.000
402	08	10	00	Repuestos y accesorios para otros equipos	20.686	0	0	0	0	0	20.686
402	08	99	00	Otros productos metálicos	22.400	0	0	0	0	0	22.400
402	10	00	00	Productos varios y útiles diversos	83.486	0	0	0	0	0	83.486
402	10	07	00	Productos de seguridad en el trabajo	19.200	0	0	0	0	0	19.200
402	10	08	00	Materiales para equipos de computación	49.486	0	0	0	0	0	49.486
402	10	11	00	Materiales eléctricos	5.600	0	0	0	0	0	5.600
402	10	99	00	Otros productos y útiles diversos	9.200	0	0	0	0	0	9.200
402	99	00	00	Otros materiales y suministros	6.400	0	0	0	0	0	6.400
402	99	01	00	Otros materiales y suministros	6.400	0	0	0	0	0	6.400
403	**00**	**00**	**00**	**Servicios no personales**	**413.256**	**0**	**0**	**0**	**0**	0	**413.256**
403	15	00	00	Servicios fiscales	70.400	0	0	0	0	0	70.400
403	15	01	00	Derechos de importación y servicios aduaneros	60.800	0	0	0	0	0	60.800
403	15	02	00	Tasas y otros derechos obligatorios	9.600	0	0	0	0	0	9.600
403	18	00	00	Impuestos indirectos	342.856	0	0	0	0	0	342.856
403	18	01	00	Impuesto al valor agregado	342.856	0	0	0	0	0	342.856
404	**00**	**00**	**00**	**Activos reales**	**2.633.372**	**0**	**0**	**0**	**0**	0	**2.633.372**
404	05	00	00	Equipos de comunicaciones y de señalamiento	400.000	0	0	0	0	0	400.000
404	05	01	00	Equipos de telecomunicaciones	160.000	0	0	0	0	0	160.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	240.000	0	0	0	0	0	240.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115690 590052000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 590052006 DOTACIÓN DE EQUIPOS TECNOLÓGICOS PARA EL MPPEE

UNIDAD DE MEDIDA: EQUIPO **META:** 777

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.073.372	0	0	0	0	0	2.073.372
404	09	02	00	Equipos de computación	2.073.372	0	0	0	0	0	2.073.372
404	11	00	00	Inmuebles, maquinaria y equipos usados	160.000	0	0	0	0	0	160.000
404	11	05	00	Adquisición de maquinaria y equipos usados	160.000	0	0	0	0	0	160.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	160.000	0	0	0	0	0	160.000
				Totales	**3.200.000**	**0**	**0**	**0**	**0**	0	**3.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115690 590052000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590052007 DOTACIÓN DE MATERIALES Y SUMINISTROS INFORMÁTICOS PARA MPPEE

UNIDAD DE MEDIDA: MATERIAL **META:** 3.716

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**9.943.446**	**0**	**0**	**0**	**0**	0	**9.943.446**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.067.259	0	0	0	0	0	1.067.259
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	218.812	0	0	0	0	0	218.812
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	135.167	0	0	0	0	0	135.167
401	01	99	00	Otras retribuciones	713.280	0	0	0	0	0	713.280
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	154.828	0	0	0	0	0	154.828
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	122.320	0	0	0	0	0	122.320
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	32.508	0	0	0	0	0	32.508
401	03	00	00	Primas	591.219	0	0	0	0	0	591.219
401	03	08	00	Primas de profesionalización a empleados	42.477	0	0	0	0	0	42.477
401	03	09	00	Primas por antigüedad a empleados	194.148	0	0	0	0	0	194.148
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	354.594	0	0	0	0	0	354.594
401	04	00	00	Complementos de sueldos y salarios	2.691.567	0	0	0	0	0	2.691.567
401	04	08	00	Bono compensatorio de alimentación a empleados	176.985	0	0	0	0	0	176.985
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	19.665	0	0	0	0	0	19.665
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	117.990	0	0	0	0	0	117.990
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	144.879	0	0	0	0	0	144.879
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	790.752	0	0	0	0	0	790.752
401	04	96	00	Otros complementos a empleados	1.441.296	0	0	0	0	0	1.441.296
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.782.694	0	0	0	0	0	1.782.694
401	05	01	00	Aguinaldos a empleados	720.648	0	0	0	0	0	720.648
401	05	03	00	Bono vacacional a empleados	360.324	0	0	0	0	0	360.324
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	72.439	0	0	0	0	0	72.439

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115690 590052000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 590052007 DOTACIÓN DE MATERIALES Y SUMINISTROS INFORMÁTICOS PARA MPPEE

UNIDAD DE MEDIDA: MATERIAL **META:** 3.716

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	36.219	0	0	0	0	0	36.219
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	395.376	0	0	0	0	0	395.376
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	197.688	0	0	0	0	0	197.688
401	06	00	00	Aportes patronales y legales	405.706	0	0	0	0	0	405.706
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	51.045	0	0	0	0	0	51.045
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	100.127	0	0	0	0	0	100.127
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	19.465	0	0	0	0	0	19.465
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	66.751	0	0	0	0	0	66.751
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	5.418	0	0	0	0	0	5.418
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	12.242	0	0	0	0	0	12.242
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	8.161	0	0	0	0	0	8.161
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	31.132	0	0	0	0	0	31.132
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	66.819	0	0	0	0	0	66.819
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	44.546	0	0	0	0	0	44.546
401	07	00	00	Asistencia socio-económica	2.373.565	0	0	0	0	0	2.373.565
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.412.234	0	0	0	0	0	1.412.234
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	148.922	0	0	0	0	0	148.922
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	812.409	0	0	0	0	0	812.409
401	08	00	00	Prestaciones sociales e indemnizaciones	876.608	0	0	0	0	0	876.608
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	501.522	0	0	0	0	0	501.522
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	58.152	0	0	0	0	0	58.152
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	316.934	0	0	0	0	0	316.934

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115690 590052000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590052007 DOTACIÓN DE MATERIALES Y SUMINISTROS INFORMÁTICOS PARA MPPEE

UNIDAD DE MEDIDA: MATERIAL **META:** 3.716

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.317.902**	**0**	**0**	**0**	**0**	0	**1.317.902**
402	05	00	00	Productos de papel, cartón e impresos	19.200	0	0	0	0	0	19.200
402	05	01	00	Pulpa de madera, papel y cartón	19.200	0	0	0	0	0	19.200
402	06	00	00	Productos químicos y derivados	382.778	0	0	0	0	0	382.778
402	06	03	00	Tintas, pinturas y colorantes	382.778	0	0	0	0	0	382.778
402	08	00	00	Productos metálicos	269.789	0	0	0	0	0	269.789
402	08	01	00	Productos primarios de hierro y acero	16.000	0	0	0	0	0	16.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	24.000	0	0	0	0	0	24.000
402	08	10	00	Repuestos y accesorios para otros equipos	210.589	0	0	0	0	0	210.589
402	08	99	00	Otros productos metálicos	19.200	0	0	0	0	0	19.200
402	10	00	00	Productos varios y útiles diversos	600.989	0	0	0	0	0	600.989
402	10	01	00	Artículos de deporte, recreación y juguetes	20.800	0	0	0	0	0	20.800
402	10	07	00	Productos de seguridad en el trabajo	128.000	0	0	0	0	0	128.000
402	10	08	00	Materiales para equipos de computación	373.789	0	0	0	0	0	373.789
402	10	11	00	Materiales eléctricos	27.200	0	0	0	0	0	27.200
402	10	99	00	Otros productos y útiles diversos	51.200	0	0	0	0	0	51.200
402	99	00	00	Otros materiales y suministros	45.146	0	0	0	0	0	45.146
402	99	01	00	Otros materiales y suministros	45.146	0	0	0	0	0	45.146
403	**00**	**00**	**00**	**Servicios no personales**	**826.348**	**0**	**0**	**0**	**0**	0	**826.348**
403	10	00	00	Servicios profesionales y técnicos	493.302	0	0	0	0	0	493.302
403	10	03	00	Servicios de procesamiento de datos	493.302	0	0	0	0	0	493.302
403	15	00	00	Servicios fiscales	61.225	0	0	0	0	0	61.225
403	15	02	00	Tasas y otros derechos obligatorios	61.225	0	0	0	0	0	61.225
403	18	00	00	Impuestos indirectos	270.248	0	0	0	0	0	270.248

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115690 590052000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590052007 DOTACIÓN DE MATERIALES Y SUMINISTROS INFORMÁTICOS PARA MPPEE

UNIDAD DE MEDIDA: MATERIAL **META:** 3.716

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	270.248	0	0	0	0	0	270.248
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.573	0	0	0	0	0	1.573
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.573	0	0	0	0	0	1.573
404	**00**	**00**	**00**	**Activos reales**	**378.086**	**0**	**0**	**0**	**0**	0	**378.086**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	320.000	0	0	0	0	0	320.000
404	09	02	00	Equipos de computación	320.000	0	0	0	0	0	320.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	58.086	0	0	0	0	0	58.086
404	11	05	00	Adquisición de maquinaria y equipos usados	58.086	0	0	0	0	0	58.086
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	58.086	0	0	0	0	0	58.086
				Totales	**12.465.782**	**0**	**0**	**0**	**0**	0	**12.465.782**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115690 590052000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590052008 DOTACIÓN DE EQUIPOS Y PLATAFORMA TECNOLÓGICA PARA LAS DIRECCIONES ESTATALES

UNIDAD DE MEDIDA: EQUIPO **META:** 420

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.601.280**	**0**	**0**	**0**	**0**	0	**1.601.280**
402	05	00	00	Productos de papel, cartón e impresos	19.680	0	0	0	0	0	19.680
402	05	01	00	Pulpa de madera, papel y cartón	19.680	0	0	0	0	0	19.680
402	06	00	00	Productos químicos y derivados	480.000	0	0	0	0	0	480.000
402	06	03	00	Tintas, pinturas y colorantes	480.000	0	0	0	0	0	480.000
402	08	00	00	Productos metálicos	318.400	0	0	0	0	0	318.400
402	08	01	00	Productos primarios de hierro y acero	16.000	0	0	0	0	0	16.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	24.000	0	0	0	0	0	24.000
402	08	10	00	Repuestos y accesorios para otros equipos	259.200	0	0	0	0	0	259.200
402	08	99	00	Otros productos metálicos	19.200	0	0	0	0	0	19.200
402	10	00	00	Productos varios y útiles diversos	738.080	0	0	0	0	0	738.080
402	10	01	00	Artículos de deporte, recreación y juguetes	28.800	0	0	0	0	0	28.800
402	10	07	00	Productos de seguridad en el trabajo	128.000	0	0	0	0	0	128.000
402	10	08	00	Materiales para equipos de computación	502.880	0	0	0	0	0	502.880
402	10	11	00	Materiales eléctricos	27.200	0	0	0	0	0	27.200
402	10	99	00	Otros productos y útiles diversos	51.200	0	0	0	0	0	51.200
402	99	00	00	Otros materiales y suministros	45.120	0	0	0	0	0	45.120
402	99	01	00	Otros materiales y suministros	45.120	0	0	0	0	0	45.120
403	**00**	**00**	**00**	**Servicios no personales**	**1.301.616**	**0**	**0**	**0**	**0**	0	**1.301.616**
403	10	00	00	Servicios profesionales y técnicos	111.872	0	0	0	0	0	111.872
403	10	01	00	Servicios jurídicos	111.872	0	0	0	0	0	111.872
403	15	00	00	Servicios fiscales	475.264	0	0	0	0	0	475.264
403	15	01	00	Derechos de importación y servicios aduaneros	155.200	0	0	0	0	0	155.200
403	15	02	00	Tasas y otros derechos obligatorios	80.064	0	0	0	0	0	80.064

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115690 590052000 FORTALECIMIENTO DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590052008 DOTACIÓN DE EQUIPOS Y PLATAFORMA TECNOLÓGICA PARA LAS DIRECCIONES ESTATALES

UNIDAD DE MEDIDA: EQUIPO **META:** 420

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	15	99	00	Otros servicios fiscales	240.000	0	0	0	0	0	240.000
403	18	00	00	Impuestos indirectos	714.480	0	0	0	0	0	714.480
403	18	01	00	Impuesto al valor agregado	714.480	0	0	0	0	0	714.480
404	**00**	**00**	**00**	**Activos reales**	**3.765.584**	**0**	**0**	**0**	**0**	0	**3.765.584**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.520.000	0	0	0	0	0	1.520.000
404	05	01	00	Equipos de telecomunicaciones	960.000	0	0	0	0	0	960.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	560.000	0	0	0	0	0	560.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.605.584	0	0	0	0	0	1.605.584
404	09	02	00	Equipos de computación	1.605.584	0	0	0	0	0	1.605.584
404	11	00	00	Inmuebles, maquinaria y equipos usados	640.000	0	0	0	0	0	1.605.584
404	11	05	00	Adquisición de maquinaria y equipos usados	640.000	0	0	0	0	0	640.000
404	11	05	07	Máquinas, muebles y demás equipos de oficina y alojamiento	640.000	0	0	0	0	0	640.000
				Totales	**6.668.480**	**0**	**0**	**0**	**0**	0	**6.668.480**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115953 590053000 FORMACIÓN Y CAPACITACIÓN EN EL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: CURSO **META:** 33 **PRESUPUESTO:** 2012

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.595.728**	**0**	**0**	**0**	**0**	**0**	**4.595.728**
401	01	00	00	Sueldos, salarios y otras retribuciones	936.000	0	0	0	0	0	936.000
401	01	18	00	Remuneraciones al personal contratado	936.000	0	0	0	0	0	936.000
401	04	00	00	Complementos de sueldos y salarios	1.064.080	0	0	0	0	0	1.064.080
401	04	26	00	Bono compensatorio de alimentación al personal contratado	235.980	0	0	0	0	0	235.980
401	04	98	00	Otros complementos al personal contratado	828.100	0	0	0	0	0	828.100
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	483.058	0	0	0	0	0	483.058
401	05	07	00	Aguinaldos al personal contratado	414.050	0	0	0	0	0	414.050
401	05	08	00	Bono vacacional al personal contratado	69.008	0	0	0	0	0	69.008
401	06	00	00	Aportes patronales y legales	170.985	0	0	0	0	0	170.985
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	126.042	0	0	0	0	0	126.042
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	44.943	0	0	0	0	0	44.943
401	07	00	00	Asistencia socio-económica	1.567.079	0	0	0	0	0	1.567.079
401	07	33	00	Asistencia socio-económica al personal contratado	1.567.079	0	0	0	0	0	1.567.079
401	08	00	00	Prestaciones sociales e indemnizaciones	374.526	0	0	0	0	0	374.526
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	374.526	0	0	0	0	0	374.526
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**92.565**	**0**	**0**	**0**	**0**	**0**	**92.565**
402	01	00	00	Productos alimenticios y agropecuarios	13.403	0	0	0	0	0	13.403
402	01	01	00	Alimentos y bebidas para personas	13.403	0	0	0	0	0	13.403
402	05	00	00	Productos de papel, cartón e impresos	18.864	0	0	0	0	0	18.864
402	05	01	00	Pulpa de madera, papel y cartón	11.631	0	0	0	0	0	11.631
402	05	03	00	Productos de papel y cartón para oficina	6.456	0	0	0	0	0	6.456
402	05	99	00	Otros productos de pulpa, papel y cartón	777	0	0	0	0	0	777
402	06	00	00	Productos químicos y derivados	18.660	0	0	0	0	0	18.660
402	06	03	00	Tintas, pinturas y colorantes	7.684	0	0	0	0	0	7.684
402	06	08	00	Productos plásticos	10.976	0	0	0	0	0	10.976
402	10	00	00	Productos varios y útiles diversos	41.638	0	0	0	0	0	41.638
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	34.483	0	0	0	0	0	34.483
402	10	08	00	Materiales para equipos de computación	7.155	0	0	0	0	0	7.155

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115953 590053000 FORMACIÓN Y CAPACITACIÓN EN EL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: CURSO **META:** 33

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.754.086**	**0**	**0**	**0**	**0**	**0**	**1.754.086**
403	07	00	00	Servicios de información, impresión y relaciones públicas	491.003	0	0	0	0	0	491.003
403	07	01	00	Publicidad y propaganda	17.871	0	0	0	0	0	17.871
403	07	02	00	Imprenta y reproducción	173.919	0	0	0	0	0	173.919
403	07	03	00	Relaciones sociales	299.213	0	0	0	0	0	299.213
403	09	00	00	Viáticos y pasajes	195.808	0	0	0	0	0	195.808
403	09	01	00	Viáticos y pasajes dentro del país	114.006	0	0	0	0	0	114.006
403	09	02	00	Viáticos y pasajes fuera del país	81.802	0	0	0	0	0	81.802
403	10	00	00	Servicios profesionales y técnicos	674.498	0	0	0	0	0	674.498
403	10	07	00	Servicios de capacitación y adiestramiento	562.806	0	0	0	0	0	562.806
403	10	99	00	Otros servicios profesionales y técnicos	111.692	0	0	0	0	0	111.692
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	184.735	0	0	0	0	0	184.735
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	180.267	0	0	0	0	0	180.267
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	4.468	0	0	0	0	0	4.468
403	18	00	00	Impuestos indirectos	202.716	0	0	0	0	0	202.716
403	18	01	00	Impuesto al valor agregado	202.716	0	0	0	0	0	202.716
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.180	0	0	0	0	0	1.180
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.180	0	0	0	0	0	1.180
403	99	00	00	Otros servicios no personales	4.146	0	0	0	0	0	4.146
403	99	01	00	Otros servicios no personales	4.146	0	0	0	0	0	4.146
404	**00**	**00**	**00**	**Activos reales**	**154.671**	**0**	**0**	**0**	**0**	**0**	**154.671**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	57.469	0	0	0	0	0	57.469
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	57.469	0	0	0	0	0	57.469
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	33.647	0	0	0	0	0	33.647
404	07	01	00	Equipos científicos y de laboratorio	33.647	0	0	0	0	0	33.647
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	63.555	0	0	0	0	0	63.555
404	09	02	00	Equipos de computación	63.555	0	0	0	0	0	63.555
				Totales	**6.597.050**	**0**	**0**	**0**	**0**	**0**	**6.597.050**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115953 590053000 FORMACIÓN Y CAPACITACIÓN EN EL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: CURSO **META:** 33 **PRESUPUESTO:** 2012

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115953 590053000 FORMACIÓN Y CAPACITACIÓN EN EL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: CURSO **META:** 33

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 590053001 CREAR UNA RED NACIONAL DE EFICIENCIA ENERGÉTICA ENTRE UNIVERSIDADES

UNIDAD DE MEDIDA: RED **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.595.728**	**0**	**0**	**0**	**0**	0	**4.595.728**
401	01	00	00	Sueldos, salarios y otras retribuciones	936.000	0	0	0	0	0	936.000
401	01	18	00	Remuneraciones al personal contratado	936.000	0	0	0	0	0	936.000
401	04	00	00	Complementos de sueldos y salarios	1.064.080	0	0	0	0	0	1.064.080
401	04	26	00	Bono compensatorio de alimentación al personal contratado	235.980	0	0	0	0	0	235.980
401	04	98	00	Otros complementos al personal contratado	828.100	0	0	0	0	0	828.100
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	483.058	0	0	0	0	0	483.058
401	05	07	00	Aguinaldos al personal contratado	414.050	0	0	0	0	0	414.050
401	05	08	00	Bono vacacional al personal contratado	69.008	0	0	0	0	0	69.008
401	06	00	00	Aportes patronales y legales	170.985	0	0	0	0	0	170.985
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	126.042	0	0	0	0	0	126.042
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	44.943	0	0	0	0	0	44.943
401	07	00	00	Asistencia socio-económica	1.567.079	0	0	0	0	0	1.567.079
401	07	33	00	Asistencia socio-económica al personal contratado	1.567.079	0	0	0	0	0	1.567.079
401	08	00	00	Prestaciones sociales e indemnizaciones	374.526	0	0	0	0	0	374.526
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	374.526	0	0	0	0	0	374.526
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.884**	**0**	**0**	**0**	**0**	0	**13.884**
402	01	00	00	Productos alimenticios y agropecuarios	2.010	0	0	0	0	0	2.010
402	01	01	00	Alimentos y bebidas para personas	2.010	0	0	0	0	0	2.010
402	05	00	00	Productos de papel, cartón e impresos	2.829	0	0	0	0	0	2.829
402	05	03	00	Productos de papel y cartón para oficina	2.052	0	0	0	0	0	2.052
402	05	99	00	Otros productos de pulpa, papel y cartón	777	0	0	0	0	0	777
402	06	00	00	Productos químicos y derivados	2.799	0	0	0	0	0	2.799
402	06	03	00	Tintas, pinturas y colorantes	1.153	0	0	0	0	0	1.153

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115953 590053000 FORMACIÓN Y CAPACITACIÓN EN EL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: CURSO **META:** 33 **PRESUPUESTO:** 2012

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA

ACCIÓN ESPECÍFICA: 590053001 CREAR UNA RED NACIONAL DE EFICIENCIA ENERGÉTICA ENTRE UNIVERSIDADES

UNIDAD DE MEDIDA: RED **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	1.646	0	0	0	0	0	1.646
402	10	00	00	Productos varios y útiles diversos	6.246	0	0	0	0	0	6.246
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.173	0	0	0	0	0	5.173
402	10	08	00	Materiales para equipos de computación	1.073	0	0	0	0	0	1.073
403	**00**	**00**	**00**	**Servicios no personales**	**263.141**	**0**	**0**	**0**	**0**	0	**263.141**
403	07	00	00	Servicios de información, impresión y relaciones públicas	85.779	0	0	0	0	0	85.779
403	07	01	00	Publicidad y propaganda	2.681	0	0	0	0	0	2.681
403	07	02	00	Imprenta y reproducción	32.167	0	0	0	0	0	32.167
403	07	03	00	Relaciones sociales	50.931	0	0	0	0	0	50.931
403	09	00	00	Viáticos y pasajes	33.894	0	0	0	0	0	33.894
403	09	01	00	Viáticos y pasajes dentro del país	20.105	0	0	0	0	0	20.105
403	09	02	00	Viáticos y pasajes fuera del país	13.789	0	0	0	0	0	13.789
403	10	00	00	Servicios profesionales y técnicos	107.224	0	0	0	0	0	107.224
403	10	07	00	Servicios de capacitación y adiestramiento	90.470	0	0	0	0	0	90.470
403	10	99	00	Otros servicios profesionales y técnicos	16.754	0	0	0	0	0	16.754
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.340	0	0	0	0	0	1.340
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	670	0	0	0	0	0	670
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	670	0	0	0	0	0	670
403	18	00	00	Impuestos indirectos	33.101	0	0	0	0	0	33.101
403	18	01	00	Impuesto al valor agregado	33.101	0	0	0	0	0	33.101
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.180	0	0	0	0	0	1.180
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.180	0	0	0	0	0	1.180
403	99	00	00	Otros servicios no personales	623	0	0	0	0	0	623
403	99	01	00	Otros servicios no personales	623	0	0	0	0	0	623

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115953 590053000 FORMACIÓN Y CAPACITACIÓN EN EL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: CURSO **META:** 33

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590053001 CREAR UNA RED NACIONAL DE EFICIENCIA ENERGÉTICA ENTRE UNIVERSIDADES

UNIDAD DE MEDIDA: RED **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**48.594**	**0**	**0**	**0**	**0**	0	**48.594**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	17.241	0	0	0	0	0	17.241
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	17.241	0	0	0	0	0	17.241
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.094	0	0	0	0	0	10.094
404	07	01	00	Equipos científicos y de laboratorio	10.094	0	0	0	0	0	10.094
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	21.259	0	0	0	0	0	21.259
404	09	02	00	Equipos de computación	21.259	0	0	0	0	0	21.259
				Totales	**4.921.347**	**0**	**0**	**0**	**0**	0	**4.921.347**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115953 590053000 FORMACIÓN Y CAPACITACIÓN EN EL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: CURSO **META:** 33 **PRESUPUESTO:** 2012

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA

ACCIÓN ESPECÍFICA: 590053002 IMPULSAR LA CAPACITACIÓN EN EFICIENCIA ENERGÉTICA

UNIDAD DE MEDIDA: CURSO **META:** 20

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**18.513**	**0**	**0**	**0**	**0**	0	**18.513**
402	01	00	00	Productos alimenticios y agropecuarios	2.681	0	0	0	0	0	2.681
402	01	01	00	Alimentos y bebidas para personas	2.681	0	0	0	0	0	2.681
402	05	00	00	Productos de papel, cartón e impresos	3.773	0	0	0	0	0	3.773
402	05	01	00	Pulpa de madera, papel y cartón	2.737	0	0	0	0	0	2.737
402	05	03	00	Productos de papel y cartón para oficina	1.036	0	0	0	0	0	1.036
402	06	00	00	Productos químicos y derivados	3.732	0	0	0	0	0	3.732
402	06	03	00	Tintas, pinturas y colorantes	1.537	0	0	0	0	0	1.537
402	06	08	00	Productos plásticos	2.195	0	0	0	0	0	2.195
402	10	00	00	Productos varios y útiles diversos	8.327	0	0	0	0	0	8.327
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.896	0	0	0	0	0	6.896
402	10	08	00	Materiales para equipos de computación	1.431	0	0	0	0	0	1.431
403	**00**	**00**	**00**	**Servicios no personales**	**349.091**	**0**	**0**	**0**	**0**	0	**349.091**
403	07	00	00	Servicios de información, impresión y relaciones públicas	88.383	0	0	0	0	0	88.383
403	07	01	00	Publicidad y propaganda	3.574	0	0	0	0	0	3.574
403	07	02	00	Imprenta y reproducción	29.895	0	0	0	0	0	29.895
403	07	03	00	Relaciones sociales	54.914	0	0	0	0	0	54.914
403	09	00	00	Viáticos y pasajes	42.809	0	0	0	0	0	42.809
403	09	01	00	Viáticos y pasajes dentro del país	26.806	0	0	0	0	0	26.806
403	09	02	00	Viáticos y pasajes fuera del país	16.003	0	0	0	0	0	16.003
403	10	00	00	Servicios profesionales y técnicos	129.970	0	0	0	0	0	129.970
403	10	07	00	Servicios de capacitación y adiestramiento	107.632	0	0	0	0	0	107.632
403	10	99	00	Otros servicios profesionales y técnicos	22.338	0	0	0	0	0	22.338
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	43.152	0	0	0	0	0	43.152

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115953 590053000 FORMACIÓN Y CAPACITACIÓN EN EL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: CURSO **META:** 33

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590053002 IMPULSAR LA CAPACITACIÓN EN EFICIENCIA ENERGÉTICA

UNIDAD DE MEDIDA: CURSO **META:** 20

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	42.258	0	0	0	0	0	42.258
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	894	0	0	0	0	0	894
403	18	00	00	Impuestos indirectos	43.948	0	0	0	0	0	43.948
403	18	01	00	Impuesto al valor agregado	43.948	0	0	0	0	0	43.948
403	99	00	00	Otros servicios no personales	829	0	0	0	0	0	829
403	99	01	00	Otros servicios no personales	829	0	0	0	0	0	829
404	**00**	**00**	**00**	**Activos reales**	**64.792**	**0**	**0**	**0**	**0**	0	**64.792**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	22.987	0	0	0	0	0	22.987
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	22.987	0	0	0	0	0	22.987
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	13.459	0	0	0	0	0	13.459
404	07	01	00	Equipos científicos y de laboratorio	13.459	0	0	0	0	0	13.459
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	28.346	0	0	0	0	0	28.346
404	09	02	00	Equipos de computación	28.346	0	0	0	0	0	28.346
				Totales	**432.396**	**0**	**0**	**0**	**0**	0	**432.396**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115953 590053000 FORMACIÓN Y CAPACITACIÓN EN EL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: CURSO **META:** 33 **PRESUPUESTO:** 2012

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA

ACCIÓN ESPECÍFICA: 590053003 PROMOVER LA FORMALIZACIÓN DE PROGRAMAS EDUCATIVOS

UNIDAD DE MEDIDA: CURSO **META:** 10

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.884**	**0**	**0**	**0**	**0**	0	**13.884**
402	01	00	00	Productos alimenticios y agropecuarios	2.010	0	0	0	0	0	2.010
402	01	01	00	Alimentos y bebidas para personas	2.010	0	0	0	0	0	2.010
402	05	00	00	Productos de papel, cartón e impresos	2.829	0	0	0	0	0	2.829
402	05	01	00	Pulpa de madera, papel y cartón	2.052	0	0	0	0	0	2.052
402	05	03	00	Productos de papel y cartón para oficina	777	0	0	0	0	0	777
402	06	00	00	Productos químicos y derivados	2.799	0	0	0	0	0	2.799
402	06	03	00	Tintas, pinturas y colorantes	1.153	0	0	0	0	0	1.153
402	06	08	00	Productos plásticos	1.646	0	0	0	0	0	1.646
402	10	00	00	Productos varios y útiles diversos	6.246	0	0	0	0	0	6.246
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.173	0	0	0	0	0	5.173
402	10	08	00	Materiales para equipos de computación	1.073	0	0	0	0	0	1.073
403	**00**	**00**	**00**	**Servicios no personales**	**269.127**	**0**	**0**	**0**	**0**	0	**269.127**
403	07	00	00	Servicios de información, impresión y relaciones públicas	71.161	0	0	0	0	0	71.161
403	07	01	00	Publicidad y propaganda	2.681	0	0	0	0	0	2.681
403	07	02	00	Imprenta y reproducción	24.858	0	0	0	0	0	24.858
403	07	03	00	Relaciones sociales	43.622	0	0	0	0	0	43.622
403	09	00	00	Viáticos y pasajes	32.107	0	0	0	0	0	32.107
403	09	01	00	Viáticos y pasajes dentro del pais	20.105	0	0	0	0	0	20.105
403	09	02	00	Viáticos y pasajes fuera del país	12.002	0	0	0	0	0	12.002
403	10	00	00	Servicios profesionales y técnicos	99.915	0	0	0	0	0	99.915
403	10	07	00	Servicios de capacitación y adiestramiento	83.161	0	0	0	0	0	83.161
403	10	99	00	Otros servicios profesionales y técnicos	16.754	0	0	0	0	0	16.754
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	32.363	0	0	0	0	0	32.363

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115953 590053000 FORMACIÓN Y CAPACITACIÓN EN EL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: CURSO **META:** 33

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 590053003 PROMOVER LA FORMALIZACIÓN DE PROGRAMAS EDUCATIVOS

UNIDAD DE MEDIDA: CURSO **META:** 10

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	31.693	0	0	0	0	0	31.693
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	670	0	0	0	0	0	670
403	18	00	00	Impuestos indirectos	32.959	0	0	0	0	0	32.959
403	18	01	00	Impuesto al valor agregado	32.959	0	0	0	0	0	32.959
403	99	00	00	Otros servicios no personales	622	0	0	0	0	0	622
403	99	01	00	Otros servicios no personales	622	0	0	0	0	0	622
404	**00**	**00**	**00**	**Activos reales**	**41.285**	**0**	**0**	**0**	**0**	0	**41.285**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	17.241	0	0	0	0	0	17.241
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	17.241	0	0	0	0	0	17.241
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.094	0	0	0	0	0	10.094
404	07	01	00	Equipos científicos y de laboratorio	10.094	0	0	0	0	0	10.094
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.950	0	0	0	0	0	13.950
404	09	02	00	Equipos de computación	13.950	0	0	0	0	0	13.950
				Totales	**324.296**	**0**	**0**	**0**	**0**	0	**324.296**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115953 590053000 FORMACIÓN Y CAPACITACIÓN EN EL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: CURSO **META:** 33 **PRESUPUESTO:** 2012

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA

ACCIÓN ESPECÍFICA: 590053004 REALIZAR EVENTOS DE DIVULGACIÓN E INFORMACIÓN SOBRE EL USO RACIONAL Y EFICIENTE DE LA ENERGÍA

UNIDAD DE MEDIDA: EVENTO **META:** 2

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**46.284**	**0**	**0**	**0**	**0**	0	**46.284**
402	01	00	00	Productos alimenticios y agropecuarios	6.702	0	0	0	0	0	6.702
402	01	01	00	Alimentos y bebidas para personas	6.702	0	0	0	0	0	6.702
402	05	00	00	Productos de papel, cartón e impresos	9.433	0	0	0	0	0	9.433
402	05	01	00	Pulpa de madera, papel y cartón	6.842	0	0	0	0	0	6.842
402	05	03	00	Productos de papel y cartón para oficina	2.591	0	0	0	0	0	2.591
402	06	00	00	Productos químicos y derivados	9.330	0	0	0	0	0	9.330
402	06	03	00	Tintas, pinturas y colorantes	3.841	0	0	0	0	0	3.841
402	06	08	00	Productos plásticos	5.489	0	0	0	0	0	5.489
402	10	00	00	Productos varios y útiles diversos	20.819	0	0	0	0	0	20.819
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	17.241	0	0	0	0	0	17.241
402	10	08	00	Materiales para equipos de computación	3.578	0	0	0	0	0	3.578
403	**00**	**00**	**00**	**Servicios no personales**	**872.727**	**0**	**0**	**0**	**0**	0	**872.727**
403	07	00	00	Servicios de información, impresión y relaciones públicas	245.680	0	0	0	0	0	245.680
403	07	01	00	Publicidad y propaganda	8.935	0	0	0	0	0	8.935
403	07	02	00	Imprenta y reproducción	86.999	0	0	0	0	0	86.999
403	07	03	00	Relaciones sociales	149.746	0	0	0	0	0	149.746
403	09	00	00	Viáticos y pasajes	86.998	0	0	0	0	0	86.998
403	09	01	00	Viáticos y pasajes dentro del país	46.990	0	0	0	0	0	46.990
403	09	02	00	Viáticos y pasajes fuera del país	40.008	0	0	0	0	0	40.008
403	10	00	00	Servicios profesionales y técnicos	337.389	0	0	0	0	0	337.389
403	10	07	00	Servicios de capacitación y adiestramiento	281.543	0	0	0	0	0	281.543
403	10	99	00	Otros servicios profesionales y técnicos	55.846	0	0	0	0	0	55.846
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	107.880	0	0	0	0	0	107.880

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115953 590053000 FORMACIÓN Y CAPACITACIÓN EN EL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: CURSO **META:** 33

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590053004 REALIZAR EVENTOS DE DIVULGACIÓN E INFORMACIÓN SOBRE EL USO RACIONAL Y EFICIENTE DE LA ENERGÍA

UNIDAD DE MEDIDA: EVENTO **META:** 2

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	105.646	0	0	0	0	0	105.646
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	2.234	0	0	0	0	0	2.234
403	18	00	00	Impuestos indirectos	92.708	0	0	0	0	0	92.708
403	18	01	00	Impuesto al valor agregado	92.708	0	0	0	0	0	92.708
403	99	00	00	Otros servicios no personales	2.072	0	0	0	0	0	2.072
403	99	01	00	Otros servicios no personales	2.072	0	0	0	0	0	2.072
				Totales	**919.011**	**0**	**0**	**0**	**0**	0	**919.011**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115415 590054000 DISEÑO, ELABORACIÓN, PUBLICACIÓN Y DISTRIBUCIÓN DEL ANUARIO ESTADÍSTICO DEL SECTOR ELÉCTRICO VENEZOLANO

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: ANUARIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**382.977**	**0**	**0**	**0**	**0**	**0**	**382.977**
401	01	00	00	Sueldos, salarios y otras retribuciones	78.000	0	0	0	0	0	78.000
401	01	18	00	Remuneraciones al personal contratado	78.000	0	0	0	0	0	78.000
401	04	00	00	Complementos de sueldos y salarios	88.673	0	0	0	0	0	88.673
401	04	26	00	Bono compensatorio de alimentación al personal contratado	19.665	0	0	0	0	0	19.665
401	04	98	00	Otros complementos al personal contratado	69.008	0	0	0	0	0	69.008
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	40.255	0	0	0	0	0	40.255
401	05	07	00	Aguinaldos al personal contratado	34.504	0	0	0	0	0	34.504
401	05	08	00	Bono vacacional al personal contratado	5.751	0	0	0	0	0	5.751
401	06	00	00	Aportes patronales y legales	14.248	0	0	0	0	0	14.248
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	10.503	0	0	0	0	0	10.503
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	3.745	0	0	0	0	0	3.745
401	07	00	00	Asistencia socio-económica	130.590	0	0	0	0	0	130.590
401	07	33	00	Asistencia socio-económica al personal contratado	130.590	0	0	0	0	0	130.590
401	08	00	00	Prestaciones sociales e indemnizaciones	31.211	0	0	0	0	0	31.211
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	31.211	0	0	0	0	0	31.211
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**43.750**	**0**	**0**	**0**	**0**	**0**	**43.750**
402	01	00	00	Productos alimenticios y agropecuarios	19.643	0	0	0	0	0	19.643
402	01	01	00	Alimentos y bebidas para personas	19.643	0	0	0	0	0	19.643
402	05	00	00	Productos de papel, cartón e impresos	24.107	0	0	0	0	0	24.107
402	05	04	00	Libros, revistas y periódicos	24.107	0	0	0	0	0	24.107
403	**00**	**00**	**00**	**Servicios no personales**	**84.660**	**0**	**0**	**0**	**0**	**0**	**84.660**
403	06	00	00	Servicios de transporte y almacenaje	2.589	0	0	0	0	0	2.589
403	06	01	00	Fletes y embalajes	2.589	0	0	0	0	0	2.589
403	07	00	00	Servicios de información, impresión y relaciones públicas	58.036	0	0	0	0	0	58.036
403	07	02	00	Imprenta y reproducción	58.036	0	0	0	0	0	58.036
403	09	00	00	Viáticos y pasajes	10.178	0	0	0	0	0	10.178
403	09	01	00	Viáticos y pasajes dentro del país	10.178	0	0	0	0	0	10.178
403	18	00	00	Impuestos indirectos	13.759	0	0	0	0	0	13.759

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115415 590054000 DISEÑO, ELABORACIÓN, PUBLICACIÓN Y DISTRIBUCIÓN DEL ANUARIO ESTADÍSTICO DEL SECTOR ELÉCTRICO VENEZOLANO

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: ANUARIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	13.759	0	0	0	0	0	13.759
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	98	0	0	0	0	0	98
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	98	0	0	0	0	0	98
				Totales	**511.387**	**0**	**0**	**0**	**0**	**0**	**511.387**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115415 590054000 DISEÑO, ELABORACIÓN, PUBLICACIÓN Y DISTRIBUCIÓN DEL ANUARIO ESTADÍSTICO DEL SECTOR ELÉCTRICO VENEZOLANO

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: ANUARIO **META:** 1 **PRESUPUESTO:** 2012

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115415 590054000 DISEÑO, ELABORACIÓN, PUBLICACIÓN Y DISTRIBUCIÓN DEL ANUARIO ESTADÍSTICO DEL SECTOR ELÉCTRICO VENEZOLANO

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: ANUARIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590054001 MEJORA Y ACTUALIZACIÓN DE LA METODOLOGÍA Y CONCEPTUALIZACIÓN DEL ANUARIO

UNIDAD DE MEDIDA: DISEÑO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.167**	**0**	**0**	**0**	**0**	0	**10.167**
402	01	00	00	Productos alimenticios y agropecuarios	4.565	0	0	0	0	0	4.565
402	01	01	00	Alimentos y bebidas para personas	4.565	0	0	0	0	0	4.565
402	05	00	00	Productos de papel, cartón e impresos	5.602	0	0	0	0	0	5.602
402	05	04	00	Libros, revistas y periódicos	5.602	0	0	0	0	0	5.602
403	**00**	**00**	**00**	**Servicios no personales**	**3.869**	**0**	**0**	**0**	**0**	0	**3.869**
403	09	00	00	Viáticos y pasajes	2.365	0	0	0	0	0	2.365
403	09	01	00	Viáticos y pasajes dentro del país	2.365	0	0	0	0	0	2.365
403	18	00	00	Impuestos indirectos	1.504	0	0	0	0	0	1.504
403	18	01	00	Impuesto al valor agregado	1.504	0	0	0	0	0	1.504
				Totales	**14.036**	**0**	**0**	**0**	**0**	0	**14.036**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115415 590054000 DISEÑO, ELABORACIÓN, PUBLICACIÓN Y DISTRIBUCIÓN DEL ANUARIO ESTADÍSTICO DEL SECTOR ELÉCTRICO VENEZOLANO

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: ANUARIO **META:** 1 **PRESUPUESTO:** 2012

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN

ACCIÓN ESPECÍFICA: 590054002 ACTUALIZACIÓN DE LA BASE DE DATOS DE INDICADORES

UNIDAD DE MEDIDA: INDICADOR **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.335**	**0**	**0**	**0**	**0**	0	**20.335**
402	01	00	00	Productos alimenticios y agropecuarios	9.130	0	0	0	0	0	9.130
402	01	01	00	Alimentos y bebidas para personas	9.130	0	0	0	0	0	9.130
402	05	00	00	Productos de papel, cartón e impresos	11.205	0	0	0	0	0	11.205
402	05	04	00	Libros, revistas y periódicos	11.205	0	0	0	0	0	11.205
403	**00**	**00**	**00**	**Servicios no personales**	**7.739**	**0**	**0**	**0**	**0**	0	**7.739**
403	09	00	00	Viáticos y pasajes	4.731	0	0	0	0	0	4.731
403	09	01	00	Viáticos y pasajes dentro del país	4.731	0	0	0	0	0	4.731
403	18	00	00	Impuestos indirectos	3.008	0	0	0	0	0	3.008
403	18	01	00	Impuesto al valor agregado	3.008	0	0	0	0	0	3.008
				Totales	**28.074**	**0**	**0**	**0**	**0**	0	**28.074**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115415 590054000 DISEÑO, ELABORACIÓN, PUBLICACIÓN Y DISTRIBUCIÓN DEL ANUARIO ESTADÍSTICO DEL SECTOR ELÉCTRICO VENEZOLANO

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: ANUARIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590054003 SELECCIÓN Y CÁLCULO DE VARIABLES E ÍNDICES

UNIDAD DE MEDIDA: DISEÑO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.624**	**0**	**0**	**0**	**0**	0	**6.624**
402	01	00	00	Productos alimenticios y agropecuarios	2.974	0	0	0	0	0	2.974
402	01	01	00	Alimentos y bebidas para personas	2.974	0	0	0	0	0	2.974
402	05	00	00	Productos de papel, cartón e impresos	3.650	0	0	0	0	0	3.650
402	05	04	00	Libros, revistas y periódicos	3.650	0	0	0	0	0	3.650
403	**00**	**00**	**00**	**Servicios no personales**	**2.521**	**0**	**0**	**0**	**0**	0	**2.521**
403	09	00	00	Viáticos y pasajes	1.541	0	0	0	0	0	1.541
403	09	01	00	Viáticos y pasajes dentro del país	1.541	0	0	0	0	0	1.541
403	18	00	00	Impuestos indirectos	980	0	0	0	0	0	980
403	18	01	00	Impuesto al valor agregado	980	0	0	0	0	0	980
				Totales	**9.145**	**0**	**0**	**0**	**0**	0	**9.145**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115415 590054000 DISEÑO, ELABORACIÓN, PUBLICACIÓN Y DISTRIBUCIÓN DEL ANUARIO ESTADÍSTICO DEL SECTOR ELÉCTRICO VENEZOLANO

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: ANUARIO **META:** 1 **PRESUPUESTO:** 2012

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN

ACCIÓN ESPECÍFICA: 590054004 ANÁLISIS DE INFORMACIÓN POR PROCESOS DEL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: ANÁLISIS **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.624**	**0**	**0**	**0**	**0**	0	**6.624**
402	01	00	00	Productos alimenticios y agropecuarios	2.974	0	0	0	0	0	2.974
402	01	01	00	Alimentos y bebidas para personas	2.974	0	0	0	0	0	2.974
402	05	00	00	Productos de papel, cartón e impresos	3.650	0	0	0	0	0	3.650
402	05	04	00	Libros, revistas y periódicos	3.650	0	0	0	0	0	3.650
403	**00**	**00**	**00**	**Servicios no personales**	**2.521**	**0**	**0**	**0**	**0**	0	**2.521**
403	09	00	00	Viáticos y pasajes	1.541	0	0	0	0	0	1.541
403	09	01	00	Viáticos y pasajes dentro del país	1.541	0	0	0	0	0	1.541
403	18	00	00	Impuestos indirectos	980	0	0	0	0	0	980
403	18	01	00	Impuesto al valor agregado	980	0	0	0	0	0	980
				Totales	**9.145**	**0**	**0**	**0**	**0**	0	**9.145**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115415 590054000 DISEÑO, ELABORACIÓN, PUBLICACIÓN Y DISTRIBUCIÓN DEL ANUARIO ESTADÍSTICO DEL SECTOR ELÉCTRICO VENEZOLANO

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: ANUARIO

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **META:** 1

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590054005 DISEÑO, DIAGRAMACIÓN Y ARTE FINAL DEL ANUARIO

UNIDAD DE MEDIDA: ARTE FINAL

RESPONSABLE/EJECUTOR: MPPEE **META:** 1

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**382.977**	**0**	**0**	**0**	**0**	0	**382.977**
401	01	00	00	Sueldos, salarios y otras retribuciones	78.000	0	0	0	0	0	78.000
401	01	18	00	Remuneraciones al personal contratado	78.000	0	0	0	0	0	78.000
401	04	00	00	Complementos de sueldos y salarios	88.673	0	0	0	0	0	88.673
401	04	26	00	Bono compensatorio de alimentación al personal contratado	19.665	0	0	0	0	0	19.665
401	04	98	00	Otros complementos al personal contratado	69.008	0	0	0	0	0	69.008
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	40.255	0	0	0	0	0	40.255
401	05	07	00	Aguinaldos al personal contratado	34.504	0	0	0	0	0	34.504
401	05	08	00	Bono vacacional al personal contratado	5.751	0	0	0	0	0	5.751
401	06	00	00	Aportes patronales y legales	14.248	0	0	0	0	0	14.248
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	10.503	0	0	0	0	0	10.503
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	3.745	0	0	0	0	0	3.745
401	07	00	00	Asistencia socio-económica	130.590	0	0	0	0	0	130.590
401	07	33	00	Asistencia socio-económica al personal contratado	130.590	0	0	0	0	0	130.590
401	08	00	00	Prestaciones sociales e indemnizaciones	31.211	0	0	0	0	0	31.211
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	31.211	0	0	0	0	0	31.211
403	**00**	**00**	**00**	**Servicios no personales**	**110**	**0**	**0**	**0**	**0**	0	**110**
403	18	00	00	Impuestos indirectos	12	0	0	0	0	0	12
403	18	01	00	Impuesto al valor agregado	12	0	0	0	0	0	12
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	98	0	0	0	0	0	98
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	98	0	0	0	0	0	98
				Totales	**383.087**	**0**	**0**	**0**	**0**	0	**383.087**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115415 590054000 DISEÑO, ELABORACIÓN, PUBLICACIÓN Y DISTRIBUCIÓN DEL ANUARIO ESTADÍSTICO DEL SECTOR ELÉCTRICO VENEZOLANO

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: ANUARIO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590054006 IMPRESIÓN, ENCUADERNACIÓN Y DIGITALIZACIÓN

UNIDAD DE MEDIDA: IMPRESIÓN **META:** 500

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**65.000**	**0**	**0**	**0**	**0**	0	**65.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	58.036	0	0	0	0	0	58.036
403	07	02	00	Imprenta y reproducción	58.036	0	0	0	0	0	58.036
403	18	00	00	Impuestos indirectos	6.964	0	0	0	0	0	6.964
403	18	01	00	Impuesto al valor agregado	6.964	0	0	0	0	0	6.964
				Totales	**65.000**	**0**	**0**	**0**	**0**	0	**65.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115415 590054000 DISEÑO, ELABORACIÓN, PUBLICACIÓN Y DISTRIBUCIÓN DEL ANUARIO ESTADÍSTICO DEL SECTOR ELÉCTRICO VENEZOLANO

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: ANUARIO

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PRESUPUESTO Y ORGANIZACIÓN **META:** 1

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 590054007 DISTRIBUCIÓN

UNIDAD DE MEDIDA: FLETE

RESPONSABLE/EJECUTOR: MPPEE **META:** 500

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.900**	**0**	**0**	**0**	**0**	0	**2.900**
403	06	00	00	Servicios de transporte y almacenaje	2.589	0	0	0	0	0	2.589
403	06	01	00	Fletes y embalajes	2.589	0	0	0	0	0	2.589
403	18	00	00	Impuestos indirectos	311	0	0	0	0	0	311
403	18	01	00	Impuesto al valor agregado	311	0	0	0	0	0	311
				Totales	**2.900**	**0**	**0**	**0**	**0**	0	**2.900**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115760 590055000 EVALUACIÓN DEL MARCO JURÍDICO NACIONAL E INSTRUMENTOS MULTILATERALES EN MATERIA NUCLEAR Y RADIOLÓGICA

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.697.365**	**0**	**0**	**0**	**0**	**0**	**1.697.365**
401	01	00	00	Sueldos, salarios y otras retribuciones	182.482	0	0	0	0	0	182.482
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	44.383	0	0	0	0	0	44.383
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	18.579	0	0	0	0	0	18.579
401	01	99	00	Otras retribuciones	119.520	0	0	0	0	0	119.520
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	27.859	0	0	0	0	0	27.859
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	27.859	0	0	0	0	0	27.859
401	03	00	00	Primas	81.729	0	0	0	0	0	81.729
401	03	08	00	Primas de profesionalización a empleados	7.555	0	0	0	0	0	7.555
401	03	09	00	Primas por antigüedad a empleados	34.140	0	0	0	0	0	34.140
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	40.034	0	0	0	0	0	40.034
401	04	00	00	Complementos de sueldos y salarios	470.121	0	0	0	0	0	470.121
401	04	08	00	Bono compensatorio de alimentación a empleados	39.330	0	0	0	0	0	39.330
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.665	0	0	0	0	0	19.665
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	113.865	0	0	0	0	0	113.865
401	04	96	00	Otros complementos a empleados	297.261	0	0	0	0	0	297.261
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	308.344	0	0	0	0	0	308.344
401	05	01	00	Aguinaldos a empleados	148.631	0	0	0	0	0	148.631
401	05	03	00	Bono vacacional a empleados	74.315	0	0	0	0	0	74.315
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	56.932	0	0	0	0	0	56.932
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	28.466	0	0	0	0	0	28.466
401	06	00	00	Aportes patronales y legales	70.275	0	0	0	0	0	70.275
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	10.961	0	0	0	0	0	10.961
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	20.725	0	0	0	0	0	20.725
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.582	0	0	0	0	0	3.582
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	13.816	0	0	0	0	0	13.816
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	5.156	0	0	0	0	0	5.156
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de	9.621	0	0	0	0	0	9.621

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115760 590055000 EVALUACIÓN DEL MARCO JURÍDICO NACIONAL E INSTRUMENTOS MULTILATERALES EN MATERIA NUCLEAR Y RADIOLÓGICA

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				dirección							
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	6.414	0	0	0	0	0	6.414
401	07	00	00	Asistencia socio-económica	407.886	0	0	0	0	0	407.886
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	291.682	0	0	0	0	0	291.682
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	116.204	0	0	0	0	0	116.204
401	08	00	00	Prestaciones sociales e indemnizaciones	148.669	0	0	0	0	0	148.669
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	103.897	0	0	0	0	0	103.897
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	44.772	0	0	0	0	0	44.772
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**29.618**	**0**	**0**	**0**	**0**	**0**	**29.618**
402	01	00	00	Productos alimenticios y agropecuarios	12.818	0	0	0	0	0	12.818
402	01	01	00	Alimentos y bebidas para personas	12.818	0	0	0	0	0	12.818
402	05	00	00	Productos de papel, cartón e impresos	3.425	0	0	0	0	0	3.425
402	05	03	00	Productos de papel y cartón para oficina	2.172	0	0	0	0	0	2.172
402	05	05	00	Material de enseñanza	932	0	0	0	0	0	932
402	05	06	00	Productos de papel y cartón para computación	321	0	0	0	0	0	321
402	06	00	00	Productos químicos y derivados	253	0	0	0	0	0	253
402	06	08	00	Productos plásticos	253	0	0	0	0	0	253
402	10	00	00	Productos varios y útiles diversos	13.122	0	0	0	0	0	13.122
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.802	0	0	0	0	0	5.802
402	10	08	00	Materiales para equipos de computación	7.320	0	0	0	0	0	7.320
403	**00**	**00**	**00**	**Servicios no personales**	**122.696**	**0**	**0**	**0**	**0**	**0**	**122.696**
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.000	0	0	0	0	0	10.000
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	12.401	0	0	0	0	0	12.401
403	18	01	00	Impuesto al valor agregado	12.401	0	0	0	0	0	12.401
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	295	0	0	0	0	0	295

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115760 590055000 EVALUACIÓN DEL MARCO JURÍDICO NACIONAL E INSTRUMENTOS MULTILATERALES EN MATERIA NUCLEAR Y RADIOLÓGICA

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	295	0	0	0	0	0	295
404	**00**	**00**	**00**	**Activos reales**	**13.435**	**0**	**0**	**0**	**0**	**0**	**13.435**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.435	0	0	0	0	0	13.435
404	09	01	00	Mobiliario y equipos de oficina	2.710	0	0	0	0	0	2.710
404	09	02	00	Equipos de computación	10.725	0	0	0	0	0	10.725
				Totales	**1.863.114**	**0**	**0**	**0**	**0**	**0**	**1.863.114**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115760 590055000 EVALUACIÓN DEL MARCO JURÍDICO NACIONAL E INSTRUMENTOS MULTILATERALES EN MATERIA NUCLEAR Y RADIOLÓGICA

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115760 590055000 EVALUACIÓN DEL MARCO JURÍDICO NACIONAL E INSTRUMENTOS MULTILATERALES EN MATERIA NUCLEAR Y RADIOLÓGICA

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590055001 ANÁLISIS DEL ANTEPROYECTO DE LEY NUCLEAR ACTUAL QUE REGULE TODAS LAS ÁREAS TÉCNICAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE/DEA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.697.365**	**0**	**0**	**0**	**0**	0	**1.697.365**
401	01	00	00	Sueldos, salarios y otras retribuciones	182.482	0	0	0	0	0	182.482
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	44.383	0	0	0	0	0	44.383
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	18.579	0	0	0	0	0	18.579
401	01	99	00	Otras retribuciones	119.520	0	0	0	0	0	119.520
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	27.859	0	0	0	0	0	27.859
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	27.859	0	0	0	0	0	27.859
401	03	00	00	Primas	81.729	0	0	0	0	0	81.729
401	03	08	00	Primas de profesionalización a empleados	7.555	0	0	0	0	0	7.555
401	03	09	00	Primas por antigüedad a empleados	34.140	0	0	0	0	0	34.140
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	40.034	0	0	0	0	0	40.034
401	04	00	00	Complementos de sueldos y salarios	470.121	0	0	0	0	0	470.121
401	04	08	00	Bono compensatorio de alimentación a empleados	39.330	0	0	0	0	0	39.330
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.665	0	0	0	0	0	19.665
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	113.865	0	0	0	0	0	113.865
401	04	96	00	Otros complementos a empleados	297.261	0	0	0	0	0	297.261
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	308.344	0	0	0	0	0	308.344
401	05	01	00	Aguinaldos a empleados	148.631	0	0	0	0	0	148.631
401	05	03	00	Bono vacacional a empleados	74.315	0	0	0	0	0	74.315
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	56.932	0	0	0	0	0	56.932
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	28.466	0	0	0	0	0	28.466
401	06	00	00	Aportes patronales y legales	70.275	0	0	0	0	0	70.275
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	10.961	0	0	0	0	0	10.961

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115760 590055000 EVALUACIÓN DEL MARCO JURÍDICO NACIONAL E INSTRUMENTOS MULTILATERALES EN MATERIA NUCLEAR Y RADIOLÓGICA

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 590055001 ANÁLISIS DEL ANTEPROYECTO DE LEY NUCLEAR ACTUAL QUE REGULE TODAS LAS ÁREAS TÉCNICAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE/DEA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	20.725	0	0	0	0	0	20.725
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.582	0	0	0	0	0	3.582
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	13.816	0	0	0	0	0	13.816
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	5.156	0	0	0	0	0	5.156
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	9.621	0	0	0	0	0	9.621
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	6.414	0	0	0	0	0	6.414
401	07	00	00	Asistencia socio-económica	407.886	0	0	0	0	0	407.886
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	291.682	0	0	0	0	0	291.682
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	116.204	0	0	0	0	0	116.204
401	08	00	00	Prestaciones sociales e indemnizaciones	148.669	0	0	0	0	0	148.669
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	103.897	0	0	0	0	0	103.897
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	44.772	0	0	0	0	0	44.772
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.873**	**0**	**0**	**0**	**0**	0	**9.873**
402	01	00	00	Productos alimenticios y agropecuarios	4.273	0	0	0	0	0	4.273
402	01	01	00	Alimentos y bebidas para personas	4.273	0	0	0	0	0	4.273
402	05	00	00	Productos de papel, cartón e impresos	1.142	0	0	0	0	0	1.142
402	05	03	00	Productos de papel y cartón para oficina	724	0	0	0	0	0	724
402	05	05	00	Material de enseñanza	311	0	0	0	0	0	311
402	05	06	00	Productos de papel y cartón para computación	107	0	0	0	0	0	107
402	06	00	00	Productos químicos y derivados	84	0	0	0	0	0	84
402	06	08	00	Productos plásticos	84	0	0	0	0	0	84
402	10	00	00	Productos varios y útiles diversos	4.374	0	0	0	0	0	4.374
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.934	0	0	0	0	0	1.934

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115760 590055000 EVALUACIÓN DEL MARCO JURÍDICO NACIONAL E INSTRUMENTOS MULTILATERALES EN MATERIA NUCLEAR Y RADIOLÓGICA

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590055001 ANÁLISIS DEL ANTEPROYECTO DE LEY NUCLEAR ACTUAL QUE REGULE TODAS LAS ÁREAS TÉCNICAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE/DEA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	2.440	0	0	0	0	0	2.440
403	**00**	**00**	**00**	**Servicios no personales**	**41.118**	**0**	**0**	**0**	**0**	0	**41.118**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.333	0	0	0	0	0	3.333
403	07	02	00	Imprenta y reproducción	3.333	0	0	0	0	0	3.333
403	10	00	00	Servicios profesionales y técnicos	33.333	0	0	0	0	0	33.333
403	10	99	00	Otros servicios profesionales y técnicos	33.333	0	0	0	0	0	33.333
403	18	00	00	Impuestos indirectos	4.157	0	0	0	0	0	4.157
403	18	01	00	Impuesto al valor agregado	4.157	0	0	0	0	0	4.157
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	295	0	0	0	0	0	295
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	295	0	0	0	0	0	295
404	**00**	**00**	**00**	**Activos reales**	**4.478**	**0**	**0**	**0**	**0**	0	**4.478**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.478	0	0	0	0	0	4.478
404	09	01	00	Mobiliario y equipos de oficina	903	0	0	0	0	0	903
404	09	02	00	Equipos de computación	3.575	0	0	0	0	0	3.575
				Totales	**1.752.834**	**0**	**0**	**0**	**0**	0	**1.752.834**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115760 590055000 EVALUACIÓN DEL MARCO JURÍDICO NACIONAL E INSTRUMENTOS MULTILATERALES EN MATERIA NUCLEAR Y RADIOLÓGICA

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590055002 EVALUACIÓN DE LOS INSTRUMENTOS JURÍDICOS MULTILATERALES EXISTENTES EN MATERIA NUCLEAR QUE DEBAN SER ADOPTADOS A LA LEGISLACIÓN NACIONAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE/DEA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.873**	**0**	**0**	**0**	**0**	0	**9.873**
402	01	00	00	Productos alimenticios y agropecuarios	4.273	0	0	0	0	0	4.273
402	01	01	00	Alimentos y bebidas para personas	4.273	0	0	0	0	0	4.273
402	05	00	00	Productos de papel, cartón e impresos	1.142	0	0	0	0	0	1.142
402	05	03	00	Productos de papel y cartón para oficina	724	0	0	0	0	0	724
402	05	05	00	Material de enseñanza	311	0	0	0	0	0	311
402	05	06	00	Productos de papel y cartón para computación	107	0	0	0	0	0	107
402	06	00	00	Productos químicos y derivados	84	0	0	0	0	0	84
402	06	08	00	Productos plásticos	84	0	0	0	0	0	84
402	10	00	00	Productos varios y útiles diversos	4.374	0	0	0	0	0	4.374
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.934	0	0	0	0	0	1.934
402	10	08	00	Materiales para equipos de computación	2.440	0	0	0	0	0	2.440
403	**00**	**00**	**00**	**Servicios no personales**	**40.788**	**0**	**0**	**0**	**0**	0	**40.788**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.333	0	0	0	0	0	3.333
403	07	02	00	Imprenta y reproducción	3.333	0	0	0	0	0	3.333
403	10	00	00	Servicios profesionales y técnicos	33.333	0	0	0	0	0	33.333
403	10	99	00	Otros servicios profesionales y técnicos	33.333	0	0	0	0	0	33.333
403	18	00	00	Impuestos indirectos	4.122	0	0	0	0	0	4.122
403	18	01	00	Impuesto al valor agregado	4.122	0	0	0	0	0	4.122
404	**00**	**00**	**00**	**Activos reales**	**4.478**	**0**	**0**	**0**	**0**	0	**4.478**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.478	0	0	0	0	0	4.478
404	09	01	00	Mobiliario y equipos de oficina	903	0	0	0	0	0	903
404	09	02	00	Equipos de computación	3.575	0	0	0	0	0	3.575

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115760 590055000 EVALUACIÓN DEL MARCO JURÍDICO NACIONAL E INSTRUMENTOS MULTILATERALES EN MATERIA NUCLEAR Y RADIOLÓGICA

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: INFORME **META:** 3 **PRESUPUESTO:** 2012

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA

ACCIÓN ESPECÍFICA: 590055002 EVALUACIÓN DE LOS INSTRUMENTOS JURÍDICOS MULTILATERALES EXISTENTES EN MATERIA NUCLEAR QUE DEBAN SER ADOPTADOS A LA LEGISLACIÓN NACIONAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE/DEA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**55.139**	**0**	**0**	**0**	**0**	0	**55.139**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115760 590055000 EVALUACIÓN DEL MARCO JURÍDICO NACIONAL E INSTRUMENTOS MULTILATERALES EN MATERIA NUCLEAR Y RADIOLÓGICA

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: INFORME

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA

META: 3

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590055003 ELABORACIÓN Y PROPOSICIÓN DE INSTRUMENTOS JURÍDICOS NACIONALES EN MATERIA NUCLEAR

UNIDAD DE MEDIDA: DOCUMENTO

RESPONSABLE/EJECUTOR: MPPEE/DEA

META: 1

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.872**	**0**	**0**	**0**	**0**	0	**9.872**
402	01	00	00	Productos alimenticios y agropecuarios	4.272	0	0	0	0	0	4.272
402	01	01	00	Alimentos y bebidas para personas	4.272	0	0	0	0	0	4.272
402	05	00	00	Productos de papel, cartón e impresos	1.141	0	0	0	0	0	1.141
402	05	03	00	Productos de papel y cartón para oficina	724	0	0	0	0	0	724
402	05	05	00	Material de enseñanza	310	0	0	0	0	0	310
402	05	06	00	Productos de papel y cartón para computación	107	0	0	0	0	0	107
402	06	00	00	Productos químicos y derivados	85	0	0	0	0	0	85
402	06	08	00	Productos plásticos	85	0	0	0	0	0	85
402	10	00	00	Productos varios y útiles diversos	4.374	0	0	0	0	0	4.374
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.934	0	0	0	0	0	1.934
402	10	08	00	Materiales para equipos de computación	2.440	0	0	0	0	0	2.440
403	**00**	**00**	**00**	**Servicios no personales**	**40.790**	**0**	**0**	**0**	**0**	0	**40.790**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.334	0	0	0	0	0	3.334
403	07	02	00	Imprenta y reproducción	3.334	0	0	0	0	0	3.334
403	10	00	00	Servicios profesionales y técnicos	33.334	0	0	0	0	0	33.334
403	10	99	00	Otros servicios profesionales y técnicos	33.334	0	0	0	0	0	33.334
403	18	00	00	Impuestos indirectos	4.122	0	0	0	0	0	4.122
403	18	01	00	Impuesto al valor agregado	4.122	0	0	0	0	0	4.122
404	**00**	**00**	**00**	**Activos reales**	**4.479**	**0**	**0**	**0**	**0**	0	**4.479**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.479	0	0	0	0	0	4.479
404	09	01	00	Mobiliario y equipos de oficina	904	0	0	0	0	0	904
404	09	02	00	Equipos de computación	3.575	0	0	0	0	0	3.575

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115760 590055000 EVALUACIÓN DEL MARCO JURÍDICO NACIONAL E INSTRUMENTOS MULTILATERALES EN MATERIA NUCLEAR Y RADIOLÓGICA

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590055003 ELABORACIÓN Y PROPOSICIÓN DE INSTRUMENTOS JURÍDICOS NACIONALES EN MATERIA NUCLEAR

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE/DEA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**55.141**	**0**	**0**	**0**	**0**	0	**55.141**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116018 590056000 PLAN DE FORTALECIMIENTO DE LAS CAPACIDADES TÉCNICAS DEL TALENTO HUMANO DE LA DIRECCIÓN DE ENERGÍA ATÓMICA, MPPEE

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **META:** 15 **FEMENINO:** 0 **MASCULINO:** 0

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.389.524**	**0**	**0**	**0**	**0**	**0**	**1.389.524**
401	01	00	00	Sueldos, salarios y otras retribuciones	134.408	0	0	0	0	0	134.408
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	51.608	0	0	0	0	0	51.608
401	01	99	00	Otras retribuciones	82.800	0	0	0	0	0	82.800
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	40.203	0	0	0	0	0	40.203
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	40.203	0	0	0	0	0	40.203
401	03	00	00	Primas	31.801	0	0	0	0	0	31.801
401	03	08	00	Primas de profesionalización a empleados	6.193	0	0	0	0	0	6.193
401	03	09	00	Primas por antigüedad a empleados	25.608	0	0	0	0	0	25.608
401	04	00	00	Complementos de sueldos y salarios	392.505	0	0	0	0	0	392.505
401	04	08	00	Bono compensatorio de alimentación a empleados	39.330	0	0	0	0	0	39.330
401	04	96	00	Otros complementos a empleados	353.175	0	0	0	0	0	353.175
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional.	264.881	0	0	0	0	0	264.881
401	05	01	00	Aguinaldos a empleados	176.587	0	0	0	0	0	176.587
401	05	03	00	Bono vacacional a empleados	88.294	0	0	0	0	0	88.294
401	06	00	00	Aportes patronales y legales	55.415	0	0	0	0	0	55.415
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	11.612	0	0	0	0	0	11.612
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	24.734	0	0	0	0	0	24.734
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.580	0	0	0	0	0	2.580
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	16.489	0	0	0	0	0	16.489
401	07	00	00	Asistencia socio-económica	346.700	0	0	0	0	0	346.700
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	346.700	0	0	0	0	0	346.700
401	08	00	00	Prestaciones sociales e indemnizaciones	123.611	0	0	0	0	0	123.611
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	123.611	0	0	0	0	0	123.611
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**85.000**	**0**	**0**	**0**	**0**	**0**	**85.000**
402	01	00	00	Productos alimenticios y agropecuarios	77.278	0	0	0	0	0	77.278
402	01	01	00	Alimentos y bebidas para personas	77.278	0	0	0	0	0	77.278
402	05	00	00	Productos de papel, cartón e impresos	2.550	0	0	0	0	0	2.550

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116018 590056000 PLAN DE FORTALECIMIENTO DE LAS CAPACIDADES TÉCNICAS DEL TALENTO HUMANO DE LA DIRECCIÓN DE ENERGÍA ATÓMICA, MPPEE

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 15 **FEMENINO:** 0 **MASCULINO:** 0 **PRESUPUESTO:** 2012

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	2.550	0	0	0	0	0	2.550
402	10	00	00	Productos varios y útiles diversos	5.172	0	0	0	0	0	5.172
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.612	0	0	0	0	0	2.612
402	10	08	00	Materiales para equipos de computación	2.560	0	0	0	0	0	2.560
403	**00**	**00**	**00**	**Servicios no personales**	**13.377**	**0**	**0**	**0**	**0**	**0**	**13.377**
403	18	00	00	Impuestos indirectos	13.180	0	0	0	0	0	13.180
403	18	01	00	Impuesto al valor agregado	13.180	0	0	0	0	0	13.180
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	197	0	0	0	0	0	197
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	197	0	0	0	0	0	197
404	**00**	**00**	**00**	**Activos reales**	**10.000**	**0**	**0**	**0**	**0**	**0**	**10.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
404	09	02	00	Equipos de computación	10.000	0	0	0	0	0	10.000
				Totales	**1.497.901**	**0**	**0**	**0**	**0**	**0**	**1.497.901**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116018 590056000 PLAN DE FORTALECIMIENTO DE LAS CAPACIDADES TÉCNICAS DEL TALENTO HUMANO DE LA DIRECCIÓN DE ENERGÍA ATÓMICA, MPPEE

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA

META: 15 **FEMENINO:** 0 **MASCULINO:** 0

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116018 590056000 PLAN DE FORTALECIMIENTO DE LAS CAPACIDADES TÉCNICAS DEL TALENTO HUMANO DE LA DIRECCIÓN DE ENERGÍA ATÓMICA, MPPEE

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 15 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590056001 DETERMINACIÓN DE LAS NECESIDADES DE CAPACITACIÓN DEL PERSONAL EXISTENTE EN LAS ÁREAS DE REGULACIÓN DE LA DIRECCIÓN DE ENERGÍA ATÓMICA

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.389.524**	**0**	**0**	**0**	**0**	0	**1.389.524**
401	01	00	00	Sueldos, salarios y otras retribuciones	134.408	0	0	0	0	0	134.408
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	51.608	0	0	0	0	0	51.608
401	01	99	00	Otras retribuciones	82.800	0	0	0	0	0	82.800
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	40.203	0	0	0	0	0	40.203
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	40.203	0	0	0	0	0	40.203
401	03	00	00	Primas	31.801	0	0	0	0	0	31.801
401	03	08	00	Primas de profesionalización a empleados	6.193	0	0	0	0	0	6.193
401	03	09	00	Primas por antigüedad a empleados	25.608	0	0	0	0	0	25.608
401	04	00	00	Complementos de sueldos y salarios	392.505	0	0	0	0	0	392.505
401	04	08	00	Bono compensatorio de alimentación a empleados	39.330	0	0	0	0	0	39.330
401	04	96	00	Otros complementos a empleados	353.175	0	0	0	0	0	353.175
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	264.881	0	0	0	0	0	264.881
401	05	01	00	Aguinaldos a empleados	176.587	0	0	0	0	0	176.587
401	05	03	00	Bono vacacional a empleados	88.294	0	0	0	0	0	88.294
401	06	00	00	Aportes patronales y legales	55.415	0	0	0	0	0	55.415
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	11.612	0	0	0	0	0	11.612
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	24.734	0	0	0	0	0	24.734
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.580	0	0	0	0	0	2.580
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	16.489	0	0	0	0	0	16.489
401	07	00	00	Asistencia socio-económica	346.700	0	0	0	0	0	346.700
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	346.700	0	0	0	0	0	346.700
401	08	00	00	Prestaciones sociales e indemnizaciones	123.611	0	0	0	0	0	123.611
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	123.611	0	0	0	0	0	123.611

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116018 590056000 PLAN DE FORTALECIMIENTO DE LAS CAPACIDADES TÉCNICAS DEL TALENTO HUMANO DE LA DIRECCIÓN DE ENERGÍA ATÓMICA, MPPEE

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **META:** 15 **FEMENINO:** 0 **MASCULINO:** 0

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 590056001 DETERMINACIÓN DE LAS NECESIDADES DE CAPACITACIÓN DEL PERSONAL EXISTENTE EN LAS ÁREAS DE REGULACIÓN DE LA DIRECCIÓN DE ENERGÍA ATÓMICA

UNIDAD DE MEDIDA: INFORME

RESPONSABLE/EJECUTOR: MPPEE **META:** 1

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.000**	**0**	**0**	**0**	**0**	0	**1.000**
402	01	00	00	Productos alimenticios y agropecuarios	1.000	0	0	0	0	0	1.000
402	01	01	00	Alimentos y bebidas para personas	1.000	0	0	0	0	0	1.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.377**	**0**	**0**	**0**	**0**	0	**1.377**
403	18	00	00	Impuestos indirectos	1.180	0	0	0	0	0	1.180
403	18	01	00	Impuesto al valor agregado	1.180	0	0	0	0	0	1.180
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	197	0	0	0	0	0	197
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	197	0	0	0	0	0	197
404	**00**	**00**	**00**	**Activos reales**	**10.000**	**0**	**0**	**0**	**0**	0	**10.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
404	09	02	00	Equipos de computación	10.000	0	0	0	0	0	10.000
				Totales	**1.401.901**	**0**	**0**	**0**	**0**	0	**1.401.901**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116018 590056000 PLAN DE FORTALECIMIENTO DE LAS CAPACIDADES TÉCNICAS DEL TALENTO HUMANO DE LA DIRECCIÓN DE ENERGÍA ATÓMICA, MPPEE

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 15 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590056002 CAPACITACIÓN Y ENTRENAMIENTO DEL TALENTO HUMANO REQUERIDO PARA EL DESARROLLO DE ÁREAS ESPECÍFICAS DE APLICACIÓN EN LA DIRECCIÓN DE ENERGÍA ATÓMICA

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 15

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**84.000**	**0**	**0**	**0**	**0**	0	**84.000**
402	01	00	00	Productos alimenticios y agropecuarios	76.278	0	0	0	0	0	76.278
402	01	01	00	Alimentos y bebidas para personas	76.278	0	0	0	0	0	76.278
402	05	00	00	Productos de papel, cartón e impresos	2.550	0	0	0	0	0	2.550
402	05	03	00	Productos de papel y cartón para oficina	2.550	0	0	0	0	0	2.550
402	10	00	00	Productos varios y útiles diversos	5.172	0	0	0	0	0	5.172
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.612	0	0	0	0	0	2.612
402	10	08	00	Materiales para equipos de computación	2.560	0	0	0	0	0	2.560
403	**00**	**00**	**00**	**Servicios no personales**	**12.000**	**0**	**0**	**0**	**0**	0	**12.000**
403	18	00	00	Impuestos indirectos	12.000	0	0	0	0	0	12.000
403	18	01	00	Impuesto al valor agregado	12.000	0	0	0	0	0	12.000
				Totales	**96.000**	**0**	**0**	**0**	**0**	0	**96.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**312.435**	**0**	**0**	**0**	**0**	**0**	**312.435**
402	01	00	00	Productos alimenticios y agropecuarios	98.531	0	0	0	0	0	98.531
402	01	01	00	Alimentos y bebidas para personas	98.531	0	0	0	0	0	98.531
402	03	00	00	Textiles y vestuarios	62.734	0	0	0	0	0	62.734
402	03	01	00	Textiles	9.756	0	0	0	0	0	9.756
402	03	02	00	Prendas de vestir	35.367	0	0	0	0	0	35.367
402	03	03	00	Calzados	12.905	0	0	0	0	0	12.905
402	03	99	00	Otros productos textiles y vestuarios	4.706	0	0	0	0	0	4.706
402	04	00	00	Productos de cuero y caucho	31.508	0	0	0	0	0	31.508
402	04	03	00	Cauchos y tripas para vehículos	26.802	0	0	0	0	0	26.802
402	04	99	00	Otros productos de cuero y caucho	4.706	0	0	0	0	0	4.706
402	05	00	00	Productos de papel, cartón e impresos	50.984	0	0	0	0	0	50.984
402	05	01	00	Pulpa de madera, papel y cartón	7.844	0	0	0	0	0	7.844
402	05	02	00	Envases y cajas de papel y cartón	13.334	0	0	0	0	0	13.334
402	05	03	00	Productos de papel y cartón para oficina	11.765	0	0	0	0	0	11.765
402	05	04	00	Libros, revistas y periódicos	3.922	0	0	0	0	0	3.922
402	05	05	00	Material de enseñanza	3.922	0	0	0	0	0	3.922
402	05	06	00	Productos de papel y cartón para computación	6.275	0	0	0	0	0	6.275
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.922	0	0	0	0	0	3.922
402	06	00	00	Productos químicos y derivados	14.903	0	0	0	0	0	14.903
402	06	06	00	Combustibles y lubricantes	3.451	0	0	0	0	0	3.451
402	06	08	00	Productos plásticos	11.452	0	0	0	0	0	11.452
402	08	00	00	Productos metálicos	26.966	0	0	0	0	0	26.966
402	08	09	00	Repuestos y accesorios para equipos de transporte	26.966	0	0	0	0	0	26.966
402	99	00	00	Otros materiales y suministros	26.809	0	0	0	0	0	26.809
402	99	01	00	Otros materiales y suministros	26.809	0	0	0	0	0	26.809
403	**00**	**00**	**00**	**Servicios no personales**	**544.725**	**0**	**0**	**0**	**0**	**0**	**544.725**
403	07	00	00	Servicios de información, impresión y relaciones públicas	26.667	0	0	0	0	0	26.667
403	07	02	00	Imprenta y reproducción	3.137	0	0	0	0	0	3.137

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	23.530	0	0	0	0	0	23.530
403	09	00	00	Viáticos y pasajes	208.783	0	0	0	0	0	208.783
403	09	01	00	Viáticos y pasajes dentro del país	208.783	0	0	0	0	0	208.783
403	10	00	00	Servicios profesionales y técnicos	39.218	0	0	0	0	0	39.218
403	10	07	00	Servicios de capacitación y adiestramiento	39.218	0	0	0	0	0	39.218
403	18	00	00	Impuestos indirectos	136.293	0	0	0	0	0	136.293
403	18	01	00	Impuesto al valor agregado	136.293	0	0	0	0	0	136.293
403	99	00	00	Otros servicios no personales	133.764	0	0	0	0	0	133.764
403	99	01	00	Otros servicios no personales	133.764	0	0	0	0	0	133.764
404	**00**	**00**	**00**	**Activos reales**	**654.561**	**0**	**0**	**0**	**0**	**0**	**654.561**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	467.885	0	0	0	0	0	467.885
404	09	01	00	Mobiliario y equipos de oficina	200.398	0	0	0	0	0	200.398
404	09	02	00	Equipos de computación	179.622	0	0	0	0	0	179.622
404	09	03	00	Mobiliario y equipos de alojamiento	17.272	0	0	0	0	0	17.272
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	70.593	0	0	0	0	0	70.593
404	99	00	00	Otros activos reales	186.676	0	0	0	0	0	186.676
404	99	01	00	Otros activos reales	186.676	0	0	0	0	0	186.676
407	**00**	**00**	**00**	**Transferencias y donaciones**	**46.758**	**0**	**0**	**0**	**0**	**0**	**46.758**
407	01	00	00	Transferencias y donaciones corrientes internas	46.758	0	0	0	0	0	46.758
407	01	02	00	Donaciones corrientes internas al sector privado	46.758	0	0	0	0	0	46.758
407	01	02	01	Donaciones corrientes a personas	46.758	0	0	0	0	0	46.758
				Totales	**1.558.479**	**0**	**0**	**0**	**0**	**0**	**1.558.479**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590057001 RECOPILACIÓN DE INFORMACIÓN REFERENTE A LOS RIESGOS EXISTENTES Y POTENCIALES, ASÍ COMO, LOS EVENTOS RELEVANTES EN LAS ÁREAS DE SEGURIDAD

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / OFICINA DE SEGURIDAD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**49.434**	**0**	**0**	**0**	**0**	0	**49.434**
402	01	00	00	Productos alimenticios y agropecuarios	28.907	0	0	0	0	0	28.907
402	01	01	00	Alimentos y bebidas para personas	28.907	0	0	0	0	0	28.907
402	03	00	00	Textiles y vestuarios	7.844	0	0	0	0	0	7.844
402	03	02	00	Prendas de vestir	7.844	0	0	0	0	0	7.844
402	04	00	00	Productos de cuero y caucho	9.546	0	0	0	0	0	9.546
402	04	03	00	Cauchos y tripas para vehículos	4.840	0	0	0	0	0	4.840
402	04	99	00	Otros productos de cuero y caucho	4.706	0	0	0	0	0	4.706
402	99	00	00	Otros materiales y suministros	3.137	0	0	0	0	0	3.137
402	99	01	00	Otros materiales y suministros	3.137	0	0	0	0	0	3.137
403	**00**	**00**	**00**	**Servicios no personales**	**79.140**	**0**	**0**	**0**	**0**	0	**79.140**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.137	0	0	0	0	0	3.137
403	07	02	00	Imprenta y reproducción	3.137	0	0	0	0	0	3.137
403	09	00	00	Viáticos y pasajes	42.026	0	0	0	0	0	42.026
403	09	01	00	Viáticos y pasajes dentro del país	42.026	0	0	0	0	0	42.026
403	18	00	00	Impuestos indirectos	20.431	0	0	0	0	0	20.431
403	18	01	00	Impuesto al valor agregado	20.431	0	0	0	0	0	20.431
403	99	00	00	Otros servicios no personales	13.546	0	0	0	0	0	13.546
403	99	01	00	Otros servicios no personales	13.546	0	0	0	0	0	13.546
404	**00**	**00**	**00**	**Activos reales**	**98.184**	**0**	**0**	**0**	**0**	0	**98.184**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	68.379	0	0	0	0	0	68.379
404	09	01	00	Mobiliario y equipos de oficina	35.436	0	0	0	0	0	35.436
404	09	02	00	Equipos de computación	26.668	0	0	0	0	0	26.668
404	09	03	00	Mobiliario y equipos de alojamiento	6.275	0	0	0	0	0	6.275

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590057001 RECOPILACIÓN DE INFORMACIÓN REFERENTE A LOS RIESGOS EXISTENTES Y POTENCIALES, ASÍ COMO, LOS EVENTOS RELEVANTES EN LAS ÁREAS DE SEGURIDAD

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / OFICINA DE SEGURIDAD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	00	00	Otros activos reales	29.805	0	0	0	0	0	29.805
404	99	01	00	Otros activos reales	29.805	0	0	0	0	0	29.805
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.014**	**0**	**0**	**0**	**0**	0	**7.014**
407	01	00	00	Transferencias y donaciones corrientes internas	7.014	0	0	0	0	0	7.014
407	01	02	00	Donaciones corrientes internas al sector privado	7.014	0	0	0	0	0	7.014
407	01	02	01	Donaciones corrientes a personas	7.014	0	0	0	0	0	7.014
				Totales	**233.772**	**0**	**0**	**0**	**0**	0	**233.772**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590057002 DISEÑO Y EJECUCIÓN DE POLÍTICAS, PLANES Y PROGRAMAS, EN MATERIA DE SEGURIDAD NACIONAL Y GESTIÓN DE RIESGOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / OFICINA DE SEGURIDAD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**122.528**	**0**	**0**	**0**	**0**	0	**122.528**
402	01	00	00	Productos alimenticios y agropecuarios	13.691	0	0	0	0	0	13.691
402	01	01	00	Alimentos y bebidas para personas	13.691	0	0	0	0	0	13.691
402	03	00	00	Textiles y vestuarios	18.040	0	0	0	0	0	18.040
402	03	01	00	Textiles	2.353	0	0	0	0	0	2.353
402	03	02	00	Prendas de vestir	11.765	0	0	0	0	0	11.765
402	03	03	00	Calzados	3.922	0	0	0	0	0	3.922
402	05	00	00	Productos de papel, cartón e impresos	43.140	0	0	0	0	0	43.140
402	05	01	00	Pulpa de madera, papel y cartón	7.844	0	0	0	0	0	7.844
402	05	02	00	Envases y cajas de papel y cartón	13.334	0	0	0	0	0	13.334
402	05	03	00	Productos de papel y cartón para oficina	11.765	0	0	0	0	0	11.765
402	05	04	00	Libros, revistas y periódicos	3.922	0	0	0	0	0	3.922
402	05	05	00	Material de enseñanza	3.922	0	0	0	0	0	3.922
402	05	06	00	Productos de papel y cartón para computación	2.353	0	0	0	0	0	2.353
402	06	00	00	Productos químicos y derivados	7.059	0	0	0	0	0	7.059
402	06	06	00	Combustibles y lubricantes	3.451	0	0	0	0	0	3.451
402	06	08	00	Productos plásticos	3.608	0	0	0	0	0	3.608
402	08	00	00	Productos metálicos	26.966	0	0	0	0	0	26.966
402	08	09	00	Repuestos y accesorios para equipos de transporte	26.966	0	0	0	0	0	26.966
402	99	00	00	Otros materiales y suministros	13.632	0	0	0	0	0	13.632
402	99	01	00	Otros materiales y suministros	13.632	0	0	0	0	0	13.632
403	**00**	**00**	**00**	**Servicios no personales**	**220.337**	**0**	**0**	**0**	**0**	0	**220.337**
403	07	00	00	Servicios de información, impresión y relaciones públicas	11.765	0	0	0	0	0	11.765
403	07	03	00	Relaciones sociales	11.765	0	0	0	0	0	11.765

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: . OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590057002 DISEÑO Y EJECUCIÓN DE POLÍTICAS, PLANES Y PROGRAMAS, EN MATERIA DE SEGURIDAD NACIONAL Y GESTIÓN DE RIESGOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / OFICINA DE SEGURIDAD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	58.687	0	0	0	0	0	58.687
403	09	01	00	Viáticos y pasajes dentro del país	58.687	0	0	0	0	0	58.687
403	10	00	00	Servicios profesionales y técnicos	39.218	0	0	0	0	0	39.218
403	10	07	00	Servicios de capacitación y adiestramiento	39.218	0	0	0	0	0	39.218
403	18	00	00	Impuestos indirectos	55.762	0	0	0	0	0	55.762
403	18	01	00	Impuesto al valor agregado	55.762	0	0	0	0	0	55.762
403	99	00	00	Otros servicios no personales	54.905	0	0	0	0	0	54.905
403	99	01	00	Otros servicios no personales	54.905	0	0	0	0	0	54.905
404	**00**	**00**	**00**	**Activos reales**	**261.824**	**0**	**0**	**0**	**0**	0	**261.824**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	159.858	0	0	0	0	0	159.858
404	09	01	00	Mobiliario y equipos de oficina	73.108	0	0	0	0	0	73.108
404	09	02	00	Equipos de computación	47.532	0	0	0	0	0	47.532
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	39.218	0	0	0	0	0	39.218
404	99	00	00	Otros activos reales	101.966	0	0	0	0	0	101.966
404	99	01	00	Otros activos reales	101.966	0	0	0	0	0	101.966
407	**00**	**00**	**00**	**Transferencias y donaciones**	**18.702**	**0**	**0**	**0**	**0**	0	**18.702**
407	01	00	00	Transferencias y donaciones corrientes internas	18.702	0	0	0	0	0	18.702
407	01	02	00	Donaciones corrientes internas al sector privado	18.702	0	0	0	0	0	18.702
407	01	02	01	Donaciones corrientes a personas	18.702	0	0	0	0	0	18.702
				Totales	**623.391**	**0**	**0**	**0**	**0**	0	**623.391**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590057003 SUPERVISIÓN DE LOS PROCESOS MEDULARES Y DE APOYO DEL SISTEMA ELÉCTRICO NACIONAL, PARA DETECTAR CUALQUIER DESVIACIÓN EN MATERIA DE SEGURIDAD INDUSTRIAL

UNIDAD DE MEDIDA: INFORME **META:** 20

RESPONSABLE/EJECUTOR: MPPEE / OFICINA DE SEGURIDAD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**46.707**	**0**	**0**	**0**	**0**	0	**46.707**
402	01	00	00	Productos alimenticios y agropecuarios	21.200	0	0	0	0	0	21.200
402	01	01	00	Alimentos y bebidas para personas	21.200	0	0	0	0	0	21.200
402	03	00	00	Textiles y vestuarios	6.682	0	0	0	0	0	6.682
402	03	02	00	Prendas de vestir	4.910	0	0	0	0	0	4.910
402	03	03	00	Calzados	1.772	0	0	0	0	0	1.772
402	04	00	00	Productos de cuero y caucho	12.550	0	0	0	0	0	12.550
402	04	03	00	Cauchos y tripas para vehículos	12.550	0	0	0	0	0	12.550
402	99	00	00	Otros materiales y suministros	6.275	0	0	0	0	0	6.275
402	99	01	00	Otros materiales y suministros	6.275	0	0	0	0	0	6.275
403	**00**	**00**	**00**	**Servicios no personales**	**81.866**	**0**	**0**	**0**	**0**	0	**81.866**
403	09	00	00	Viáticos y pasajes	46.029	0	0	0	0	0	46.029
403	09	01	00	Viáticos y pasajes dentro del país	46.029	0	0	0	0	0	46.029
403	18	00	00	Impuestos indirectos	20.150	0	0	0	0	0	20.150
403	18	01	00	Impuesto al valor agregado	20.150	0	0	0	0	0	20.150
403	99	00	00	Otros servicios no personales	15.687	0	0	0	0	0	15.687
403	99	01	00	Otros servicios no personales	15.687	0	0	0	0	0	15.687
404	**00**	**00**	**00**	**Activos reales**	**98.185**	**0**	**0**	**0**	**0**	0	**98.185**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	85.635	0	0	0	0	0	85.635
404	09	01	00	Mobiliario y equipos de oficina	35.108	0	0	0	0	0	35.108
404	09	02	00	Equipos de computación	39.530	0	0	0	0	0	39.530
404	09	03	00	Mobiliario y equipos de alojamiento	10.997	0	0	0	0	0	10.997
404	99	00	00	Otros activos reales	12.550	0	0	0	0	0	12.550
404	99	01	00	Otros activos reales	12.550	0	0	0	0	0	12.550

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590057003 SUPERVISIÓN DE LOS PROCESOS MEDULARES Y DE APOYO DEL SISTEMA ELÉCTRICO NACIONAL, PARA DETECTAR CUALQUIER DESVIACIÓN EN MATERIA DE SEGURIDAD INDUSTRIAL

UNIDAD DE MEDIDA: INFORME **META:** 20

RESPONSABLE/EJECUTOR: MPPEE / OFICINA DE SEGURIDAD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.014**	**0**	**0**	**0**	**0**	0	**7.014**
407	01	00	00	Transferencias y donaciones corrientes internas	7.014	0	0	0	0	0	7.014
407	01	02	00	Donaciones corrientes internas al sector privado	7.014	0	0	0	0	0	7.014
407	01	02	01	Donaciones corrientes a personas	7.014	0	0	0	0	0	7.014
				Totales	**233.772**	**0**	**0**	**0**	**0**	0	**233.772**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590057004 ELABORACIÓN DE ANÁLISIS ESTADÍSTICOS Y TENDENCIAS DE LOS INDICADORES DE RIESGOS DEL SECTOR, A FIN DE MITIGAR MEDIANTE CONTROLES LAS AMENAZAS DE INESTABILIDAD LABORAL

UNIDAD DE MEDIDA: REPORTE **META:** 20

RESPONSABLE/EJECUTOR: MPPEE / OFICINA DE SEGURIDAD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**47.267**	**0**	**0**	**0**	**0**	0	**47.267**
402	01	00	00	Productos alimenticios y agropecuarios	21.480	0	0	0	0	0	21.480
402	01	01	00	Alimentos y bebidas para personas	21.480	0	0	0	0	0	21.480
402	03	00	00	Textiles y vestuarios	17.943	0	0	0	0	0	17.943
402	03	01	00	Textiles	7.403	0	0	0	0	0	7.403
402	03	02	00	Prendas de vestir	5.677	0	0	0	0	0	5.677
402	03	03	00	Calzados	4.863	0	0	0	0	0	4.863
402	05	00	00	Productos de papel, cartón e impresos	7.844	0	0	0	0	0	7.844
402	05	06	00	Productos de papel y cartón para computación	3.922	0	0	0	0	0	3.922
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.922	0	0	0	0	0	3.922
403	**00**	**00**	**00**	**Servicios no personales**	**81.308**	**0**	**0**	**0**	**0**	0	**81.308**
403	09	00	00	Viáticos y pasajes	35.621	0	0	0	0	0	35.621
403	09	01	00	Viáticos y pasajes dentro del país	35.621	0	0	0	0	0	35.621
403	18	00	00	Impuestos indirectos	19.592	0	0	0	0	0	19.592
403	18	01	00	Impuesto al valor agregado	19.592	0	0	0	0	0	19.592
403	99	00	00	Otros servicios no personales	26.095	0	0	0	0	0	26.095
403	99	01	00	Otros servicios no personales	26.095	0	0	0	0	0	26.095
404	**00**	**00**	**00**	**Activos reales**	**98.183**	**0**	**0**	**0**	**0**	0	**98.183**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	68.378	0	0	0	0	0	68.378
404	09	01	00	Mobiliario y equipos de oficina	29.154	0	0	0	0	0	29.154
404	09	02	00	Equipos de computación	26.674	0	0	0	0	0	26.674
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	12.550	0	0	0	0	0	12.550
404	99	00	00	Otros activos reales	29.805	0	0	0	0	0	29.805
404	99	01	00	Otros activos reales	29.805	0	0	0	0	0	29.805

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590057004 ELABORACIÓN DE ANÁLISIS ESTADÍSTICOS Y TENDENCIAS DE LOS INDICADORES DE RIESGOS DEL SECTOR, A FIN DE MITIGAR MEDIANTE CONTROLES LAS AMENAZAS DE INESTABILIDAD LABORAL

UNIDAD DE MEDIDA: REPORTE **META:** 20

RESPONSABLE/EJECUTOR: MPPEE / OFICINA DE SEGURIDAD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.014**	**0**	**0**	**0**	**0**	0	**7.014**
407	01	00	00	Transferencias y donaciones corrientes internas	7.014	0	0	0	0	0	7.014
407	01	02	00	Donaciones corrientes internas al sector privado	7.014	0	0	0	0	0	7.014
407	01	02	01	Donaciones corrientes a personas	7.014	0	0	0	0	0	7.014
				Totales	**233.772**	**0**	**0**	**0**	**0**	0	**233.772**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590057005 ARTICULACIÓN CON LOS DIFERENTES ACTORES EN MATERIA DE SEGURIDAD INDUSTRIAL A LOS FINES DE EVALUAR LOS DIFERENTES EVENTOS Y APLICAR ACCIONES CORRECTIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 16

RESPONSABLE/EJECUTOR: MPPEE / OFICINA DE SEGURIDAD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**46.499**	**0**	**0**	**0**	**0**	0	**46.499**
402	01	00	00	Productos alimenticios y agropecuarios	13.253	0	0	0	0	0	13.253
402	01	01	00	Alimentos y bebidas para personas	13.253	0	0	0	0	0	13.253
402	03	00	00	Textiles y vestuarios	12.225	0	0	0	0	0	12.225
402	03	02	00	Prendas de vestir	5.171	0	0	0	0	0	5.171
402	03	03	00	Calzados	2.348	0	0	0	0	0	2.348
402	03	99	00	Otros productos textiles y vestuarios	4.706	0	0	0	0	0	4.706
402	04	00	00	Productos de cuero y caucho	9.412	0	0	0	0	0	9.412
402	04	03	00	Cauchos y tripas para vehículos	9.412	0	0	0	0	0	9.412
402	06	00	00	Productos químicos y derivados	7.844	0	0	0	0	0	7.844
402	06	08	00	Productos plásticos	7.844	0	0	0	0	0	7.844
402	99	00	00	Otros materiales y suministros	3.765	0	0	0	0	0	3.765
402	99	01	00	Otros materiales y suministros	3.765	0	0	0	0	0	3.765
403	**00**	**00**	**00**	**Servicios no personales**	**82.074**	**0**	**0**	**0**	**0**	0	**82.074**
403	07	00	00	Servicios de información, impresión y relaciones públicas	11.765	0	0	0	0	0	11.765
403	07	03	00	Relaciones sociales	11.765	0	0	0	0	0	11.765
403	09	00	00	Viáticos y pasajes	26.420	0	0	0	0	0	26.420
403	09	01	00	Viáticos y pasajes dentro del país	26.420	0	0	0	0	0	26.420
403	18	00	00	Impuestos indirectos	20.358	0	0	0	0	0	20.358
403	18	01	00	Impuesto al valor agregado	20.358	0	0	0	0	0	20.358
403	99	00	00	Otros servicios no personales	23.531	0	0	0	0	0	23.531
403	99	01	00	Otros servicios no personales	23.531	0	0	0	0	0	23.531
404	**00**	**00**	**00**	**Activos reales**	**98.185**	**0**	**0**	**0**	**0**	0	**98.185**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	85.635	0	0	0	0	0	85.635

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115681 590057000 DISEÑO E INSTALACIÓN DE UN CENTRO DE CONTROL Y FISCALIZACIÓN PARA LA SEGURIDAD INDUSTRIAL DEL SISTEMA ELÉCTRICO NACIONAL (SEN)

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO APERTURADO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590057005 ARTICULACIÓN CON LOS DIFERENTES ACTORES EN MATERIA DE SEGURIDAD INDUSTRIAL A LOS FINES DE EVALUAR LOS DIFERENTES EVENTOS Y APLICAR ACCIONES CORRECTIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 16

RESPONSABLE/EJECUTOR: MPPEE / OFICINA DE SEGURIDAD INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	27.592	0	0	0	0	0	27.592
404	09	02	00	Equipos de computación	39.218	0	0	0	0	0	39.218
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	18.825	0	0	0	0	0	18.825
404	99	00	00	Otros activos reales	12.550	0	0	0	0	0	12.550
404	99	01	00	Otros activos reales	12.550	0	0	0	0	0	12.550
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.014**	**0**	**0**	**0**	**0**	0	**7.014**
407	01	00	00	Transferencias y donaciones corrientes internas	7.014	0	0	0	0	0	7.014
407	01	02	00	Donaciones corrientes internas al sector privado	7.014	0	0	0	0	0	7.014
407	01	02	01	Donaciones corrientes a personas	7.014	0	0	0	0	0	7.014
				Totales	**233.772**	**0**	**0**	**0**	**0**	0	**233.772**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115537 590058000 IMPLANTACIÓN DEL SISTEMA GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO Y DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 442

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**106.938.710**	**0**	**0**	**0**	**0**	**0**	**106.938.710**
401	01	00	00	Sueldos, salarios y otras retribuciones	14.360.217	0	0	0	0	0	14.360.217
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.442.782	0	0	0	0	0	2.442.782
401	01	18	00	Remuneraciones al personal contratado	7.488.000	0	0	0	0	0	7.488.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	173.035	0	0	0	0	0	173.035
401	01	99	00	Otras retribuciones	4.256.400	0	0	0	0	0	4.256.400
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.779.283	0	0	0	0	0	1.779.283
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.735.939	0	0	0	0	0	1.735.939
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	43.344	0	0	0	0	0	43.344
401	03	00	00	Primas	2.137.719	0	0	0	0	0	2.137.719
401	03	08	00	Primas de profesionalización a empleados	313.898	0	0	0	0	0	313.898
401	03	09	00	Primas por antigüedad a empleados	1.403.700	0	0	0	0	0	1.403.700
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	420.121	0	0	0	0	0	420.121
401	04	00	00	Complementos de sueldos y salarios	28.190.720	0	0	0	0	0	28.190.720
401	04	08	00	Bono compensatorio de alimentación a empleados	1.828.845	0	0	0	0	0	1.828.845
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.887.840	0	0	0	0	0	1.887.840
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	39.330	0	0	0	0	0	39.330
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	137.655	0	0	0	0	0	137.655
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	289.758	0	0	0	0	0	289.758
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	855.741	0	0	0	0	0	855.741
401	04	96	00	Otros complementos a empleados	16.526.751	0	0	0	0	0	16.526.751
401	04	98	00	Otros complementos al personal contratado	6.624.800	0	0	0	0	0	6.624.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	17.118.653	0	0	0	0	0	17.118.653
401	05	01	00	Aguinaldos a empleados	8.263.375	0	0	0	0	0	8.263.375
401	05	03	00	Bono vacacional a empleados	4.131.688	0	0	0	0	0	4.131.688
401	05	07	00	Aguinaldos al personal contratado	3.312.400	0	0	0	0	0	3.312.400
401	05	08	00	Bono vacacional al personal contratado	552.067	0	0	0	0	0	552.067

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115537 590058000 IMPLANTACIÓN DEL SISTEMA GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO Y DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 442

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	144.878	0	0	0	0	0	144.878
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	72.438	0	0	0	0	0	72.438
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	427.871	0	0	0	0	0	427.871
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	213.936	0	0	0	0	0	213.936
401	06	00	00	Aportes patronales y legales	4.175.678	0	0	0	0	0	4.175.678
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	543.815	0	0	0	0	0	543.815
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.154.675	0	0	0	0	0	1.154.675
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	131.275	0	0	0	0	0	131.275
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	769.784	0	0	0	0	0	769.784
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.008.336	0	0	0	0	0	1.008.336
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	359.545	0	0	0	0	0	359.545
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	10.836	0	0	0	0	0	10.836
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	24.484	0	0	0	0	0	24.484
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	16.322	0	0	0	0	0	16.322
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	36.089	0	0	0	0	0	36.089
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	72.310	0	0	0	0	0	72.310
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	48.207	0	0	0	0	0	48.207
401	07	00	00	Asistencia socio-económica	29.937.020	0	0	0	0	0	29.937.020
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	16.225.919	0	0	0	0	0	16.225.919
401	07	33	00	Asistencia socio-económica al personal contratado	12.536.633	0	0	0	0	0	12.536.633
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	297.844	0	0	0	0	0	297.844
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	876.624	0	0	0	0	0	876.624
401	08	00	00	Prestaciones sociales e indemnizaciones	9.239.420	0	0	0	0	0	9.239.420
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.786.762	0	0	0	0	0	5.786.762
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.996.211	0	0	0	0	0	2.996.211
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	116.304	0	0	0	0	0	116.304

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115537 590058000 IMPLANTACIÓN DEL SISTEMA GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO Y DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 442

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	340.143	0	0	0	0	0	340.143
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.399.110**	**0**	**0**	**0**	**0**	**0**	**1.399.110**
402	01	00	00	Productos alimenticios y agropecuarios	77.611	0	0	0	0	0	77.611
402	01	01	00	Alimentos y bebidas para personas	77.611	0	0	0	0	0	77.611
402	03	00	00	Textiles y vestuarios	211.996	0	0	0	0	0	211.996
402	03	02	00	Prendas de vestir	211.996	0	0	0	0	0	211.996
402	04	00	00	Productos de cuero y caucho	178.848	0	0	0	0	0	178.848
402	04	03	00	Cauchos y tripas para vehículos	178.848	0	0	0	0	0	178.848
402	05	00	00	Productos de papel, cartón e impresos	201.926	0	0	0	0	0	201.926
402	05	03	00	Productos de papel y cartón para oficina	114.830	0	0	0	0	0	114.830
402	05	05	00	Material de enseñanza	7.746	0	0	0	0	0	7.746
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	79.350	0	0	0	0	0	79.350
402	06	00	00	Productos químicos y derivados	61.475	0	0	0	0	0	61.475
402	06	03	00	Tintas, pinturas y colorantes	3.225	0	0	0	0	0	3.225
402	06	04	00	Productos farmacéuticos y medicamentos	8.600	0	0	0	0	0	8.600
402	06	06	00	Combustibles y lubricantes	43.263	0	0	0	0	0	43.263
402	06	08	00	Productos plásticos	6.387	0	0	0	0	0	6.387
402	10	00	00	Productos varios y útiles diversos	662.562	0	0	0	0	0	662.562
402	10	03	00	Utensilios de cocina y comedor	8.315	0	0	0	0	0	8.315
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	302.167	0	0	0	0	0	302.167
402	10	06	00	Condecoraciones, ofrendas y similares	4.485	0	0	0	0	0	4.485
402	10	07	00	Productos de seguridad en el trabajo	321.154	0	0	0	0	0	321.154
402	10	08	00	Materiales para equipos de computación	26.441	0	0	0	0	0	26.441
402	99	00	00	Otros materiales y suministros	4.692	0	0	0	0	0	4.692
402	99	01	00	Otros materiales y suministros	4.692	0	0	0	0	0	4.692
403	**00**	**00**	**00**	**Servicios no personales**	**22.490.149**	**0**	**0**	**0**	**0**	**0**	**22.490.149**
403	06	00	00	Servicios de transporte y almacenaje	285	0	0	0	0	0	285
403	06	03	00	Estacionamiento	285	0	0	0	0	0	285

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115537 590058000 IMPLANTACIÓN DEL SISTEMA GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO Y DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 442

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	229.425	0	0	0	0	0	229.425
403	07	02	00	Imprenta y reproducción	186.300	0	0	0	0	0	186.300
403	07	03	00	Relaciones sociales	43.125	0	0	0	0	0	43.125
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.139.000	0	0	0	0	0	2.139.000
403	08	01	00	Primas y gastos de seguros	2.139.000	0	0	0	0	0	2.139.000
403	09	00	00	Viáticos y pasajes	8.280.456	0	0	0	0	0	8.280.456
403	09	01	00	Viáticos y pasajes dentro del país	7.074.474	0	0	0	0	0	7.074.474
403	09	02	00	Viáticos y pasajes fuera del país	1.205.982	0	0	0	0	0	1.205.982
403	10	00	00	Servicios profesionales y técnicos	6.398.632	0	0	0	0	0	6.398.632
403	10	03	00	Servicios de procesamiento de datos	1.035.262	0	0	0	0	0	1.035.262
403	10	07	00	Servicios de capacitación y adiestramiento	2.965.620	0	0	0	0	0	2.965.620
403	10	99	00	Otros servicios profesionales y técnicos	2.397.750	0	0	0	0	0	2.397.750
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	536.475	0	0	0	0	0	536.475
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	536.475	0	0	0	0	0	536.475
403	18	00	00	Impuestos indirectos	4.887.395	0	0	0	0	0	4.887.395
403	18	01	00	Impuesto al valor agregado	4.887.395	0	0	0	0	0	4.887.395
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	18.481	0	0	0	0	0	18.481
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	18.481	0	0	0	0	0	18.481
404	**00**	**00**	**00**	**Activos reales**	**25.869.069**	**0**	**0**	**0**	**0**	**0**	**25.869.069**
404	04	00	00	Equipos de transporte, tracción y elevación	25.869.069	0	0	0	0	0	25.869.069
404	04	01	00	Vehículos automotores terrestres	25.869.069	0	0	0	0	0	25.869.069
				Totales	**156.697.038**	**0**	**0**	**0**	**0**	**0**	**156.697.038**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115537 590058000 IMPLANTACIÓN DEL SISTEMA GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO Y DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 442

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115537 590058000 IMPLANTACIÓN DEL SISTEMA GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO Y DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 442

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590058001 ESTABLECIMIENTO DEL PROGRAMA GENERAL DE FISCALIZACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 211

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**90.075.893**	**0**	**0**	**0**	**0**	0	**90.075.893**
401	01	00	00	Sueldos, salarios y otras retribuciones	12.657.646	0	0	0	0	0	12.657.646
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.924.058	0	0	0	0	0	1.924.058
401	01	18	00	Remuneraciones al personal contratado	7.488.000	0	0	0	0	0	7.488.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	77.228	0	0	0	0	0	77.228
401	01	99	00	Otras retribuciones	3.168.360	0	0	0	0	0	3.168.360
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.378.986	0	0	0	0	0	1.378.986
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.368.150	0	0	0	0	0	1.368.150
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	10.836	0	0	0	0	0	10.836
401	03	00	00	Primas	1.492.810	0	0	0	0	0	1.492.810
401	03	08	00	Primas de profesionalización a empleados	240.154	0	0	0	0	0	240.154
401	03	09	00	Primas por antigüedad a empleados	1.075.140	0	0	0	0	0	1.075.140
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	177.516	0	0	0	0	0	177.516
401	04	00	00	Complementos de sueldos y salarios	23.518.253	0	0	0	0	0	23.518.253
401	04	08	00	Bono compensatorio de alimentación a empleados	1.435.545	0	0	0	0	0	1.435.545
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.887.840	0	0	0	0	0	1.887.840
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	19.665	0	0	0	0	0	19.665
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	58.995	0	0	0	0	0	58.995
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	144.879	0	0	0	0	0	144.879
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	337.914	0	0	0	0	0	337.914
401	04	96	00	Otros complementos a empleados	13.008.615	0	0	0	0	0	13.008.615
401	04	98	00	Otros complementos al personal contratado	6.624.800	0	0	0	0	0	6.624.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	13.983.023	0	0	0	0	0	13.983.023

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115537 590058000 IMPLANTACIÓN DEL SISTEMA GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO Y DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 442

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590058001 ESTABLECIMIENTO DEL PROGRAMA GENERAL DE FISCALIZACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 211

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	01	00	Aguinaldos a empleados	6.504.307	0	0	0	0	0	6.504.307
401	05	03	00	Bono vacacional a empleados	3.252.154	0	0	0	0	0	3.252.154
401	05	07	00	Aguinaldos al personal contratado	3.312.400	0	0	0	0	0	3.312.400
401	05	08	00	Bono vacacional al personal contratado	552.067	0	0	0	0	0	552.067
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	72.439	0	0	0	0	0	72.439
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	36.219	0	0	0	0	0	36.219
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	168.958	0	0	0	0	0	168.958
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	84.479	0	0	0	0	0	84.479
401	06	00	00	Aportes patronales y legales	3.498.428	0	0	0	0	0	3.498.428
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	427.460	0	0	0	0	0	427.460
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	908.746	0	0	0	0	0	908.746
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	99.632	0	0	0	0	0	99.632
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	605.831	0	0	0	0	0	605.831
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.008.336	0	0	0	0	0	1.008.336
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	359.545	0	0	0	0	0	359.545
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	5.418	0	0	0	0	0	5.418
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	12.242	0	0	0	0	0	12.242
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	8.161	0	0	0	0	0	8.161
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	15.467	0	0	0	0	0	15.467
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	28.554	0	0	0	0	0	28.554
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	19.036	0	0	0	0	0	19.036

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115537 590058000 IMPLANTACIÓN DEL SISTEMA GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO Y DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 442

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590058001 ESTABLECIMIENTO DEL PROGRAMA GENERAL DE FISCALIZACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 211

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	25.803.362	0	0	0	0	0	25.803.362
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	12.772.747	0	0	0	0	0	12.772.747
401	07	33	00	Asistencia socio-económica al personal contratado	12.536.633	0	0	0	0	0	12.536.633
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	148.922	0	0	0	0	0	148.922
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	345.060	0	0	0	0	0	345.060
401	08	00	00	Prestaciones sociales e indemnizaciones	7.743.385	0	0	0	0	0	7.743.385
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.555.930	0	0	0	0	0	4.555.930
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.996.211	0	0	0	0	0	2.996.211
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	58.152	0	0	0	0	0	58.152
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	133.092	0	0	0	0	0	133.092
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**932.264**	**0**	**0**	**0**	**0**	0	**932.264**
402	01	00	00	Productos alimenticios y agropecuarios	26.938	0	0	0	0	0	26.938
402	01	01	00	Alimentos y bebidas para personas	26.938	0	0	0	0	0	26.938
402	03	00	00	Textiles y vestuarios	149.206	0	0	0	0	0	149.206
402	03	02	00	Prendas de vestir	149.206	0	0	0	0	0	149.206
402	04	00	00	Productos de cuero y caucho	165.600	0	0	0	0	0	165.600
402	04	03	00	Cauchos y tripas para vehículos	165.600	0	0	0	0	0	165.600
402	05	00	00	Productos de papel, cartón e impresos	108.242	0	0	0	0	0	108.242
402	05	03	00	Productos de papel y cartón para oficina	31.652	0	0	0	0	0	31.652
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	76.590	0	0	0	0	0	76.590
402	06	00	00	Productos químicos y derivados	10.340	0	0	0	0	0	10.340
402	06	04	00	Productos farmacéuticos y medicamentos	5.952	0	0	0	0	0	5.952
402	06	06	00	Combustibles y lubricantes	3.974	0	0	0	0	0	3.974

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115537 590058000 IMPLANTACIÓN DEL SISTEMA GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO Y DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 442

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590058001 ESTABLECIMIENTO DEL PROGRAMA GENERAL DE FISCALIZACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 211

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	414	0	0	0	0	0	414
402	10	00	00	Productos varios y útiles diversos	469.592	0	0	0	0	0	469.592
402	10	03	00	Utensilios de cocina y comedor	7.832	0	0	0	0	0	7.832
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	204.966	0	0	0	0	0	204.966
402	10	06	00	Condecoraciones, ofrendas y similares	2.070	0	0	0	0	0	2.070
402	10	07	00	Productos de seguridad en el trabajo	250.066	0	0	0	0	0	250.066
402	10	08	00	Materiales para equipos de computación	4.658	0	0	0	0	0	4.658
402	99	00	00	Otros materiales y suministros	2.346	0	0	0	0	0	2.346
402	99	01	00	Otros materiales y suministros	2.346	0	0	0	0	0	2.346
403	**00**	**00**	**00**	**Servicios no personales**	**13.966.249**	**0**	**0**	**0**	**0**	0	**13.966.249**
403	06	00	00	Servicios de transporte y almacenaje	99	0	0	0	0	0	99
403	06	03	00	Estacionamiento	99	0	0	0	0	0	99
403	07	00	00	Servicios de información, impresión y relaciones públicas	43.125	0	0	0	0	0	43.125
403	07	03	00	Relaciones sociales	43.125	0	0	0	0	0	43.125
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.070.000	0	0	0	0	0	2.070.000
403	08	01	00	Primas y gastos de seguros	2.070.000	0	0	0	0	0	2.070.000
403	09	00	00	Viáticos y pasajes	6.654.098	0	0	0	0	0	6.654.098
403	09	01	00	Viáticos y pasajes dentro del país	6.281.498	0	0	0	0	0	6.281.498
403	09	02	00	Viáticos y pasajes fuera del país	372.600	0	0	0	0	0	372.600
403	10	00	00	Servicios profesionales y técnicos	1.380.000	0	0	0	0	0	1.380.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.380.000	0	0	0	0	0	1.380.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	496.800	0	0	0	0	0	496.800
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	496.800	0	0	0	0	0	496.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115537 590058000 IMPLANTACIÓN DEL SISTEMA GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO Y DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 442

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590058001 ESTABLECIMIENTO DEL PROGRAMA GENERAL DE FISCALIZACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 211

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	3.306.104	0	0	0	0	0	3.306.104
403	18	01	00	Impuesto al valor agregado	3.306.104	0	0	0	0	0	3.306.104
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	16.023	0	0	0	0	0	16.023
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	16.023	0	0	0	0	0	16.023
404	**00**	**00**	**00**	**Activos reales**	**19.285.500**	**0**	**0**	**0**	**0**	0	**19.285.500**
404	04	00	00	Equipos de transporte, tracción y elevación	19.285.500	0	0	0	0	0	19.285.500
404	04	01	00	Vehículos automotores terrestres	19.285.500	0	0	0	0	0	19.285.500
				Totales	**124.259.906**	**0**	**0**	**0**	**0**	0	**124.259.906**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115537 590058000 IMPLANTACIÓN DEL SISTEMA GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO Y DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 442

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590058002 DISEÑO E IMPLANTACIÓN DE UN PROGRAMA PARA EL SEGUIMIENTO A LA OPERACIÓN DEL SISTEMA INTERCONECTADO NACIONAL Y LA CERTIFICACIÓN DE LABORATORIOS Y EQUIPOS ELÉCTRICOS EMPLEADOS EN EL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 33

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**31.533**	**0**	**0**	**0**	**0**	0	**31.533**
402	01	00	00	Productos alimenticios y agropecuarios	5.465	0	0	0	0	0	5.465
402	01	01	00	Alimentos y bebidas para personas	5.465	0	0	0	0	0	5.465
402	05	00	00	Productos de papel, cartón e impresos	3.549	0	0	0	0	0	3.549
402	05	03	00	Productos de papel y cartón para oficina	3.549	0	0	0	0	0	3.549
402	06	00	00	Productos químicos y derivados	7.297	0	0	0	0	0	7.297
402	06	06	00	Combustibles y lubricantes	6.555	0	0	0	0	0	6.555
402	06	08	00	Productos plásticos	742	0	0	0	0	0	742
402	10	00	00	Productos varios y útiles diversos	15.222	0	0	0	0	0	15.222
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.342	0	0	0	0	0	6.342
402	10	07	00	Productos de seguridad en el trabajo	5.589	0	0	0	0	0	5.589
402	10	08	00	Materiales para equipos de computación	3.291	0	0	0	0	0	3.291
403	**00**	**00**	**00**	**Servicios no personales**	**1.728.038**	**0**	**0**	**0**	**0**	0	**1.728.038**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	51.750	0	0	0	0	0	51.750
403	08	01	00	Primas y gastos de seguros	51.750	0	0	0	0	0	51.750
403	09	00	00	Viáticos y pasajes	1.321.902	0	0	0	0	0	1.321.902
403	09	01	00	Viáticos y pasajes dentro del país	618.930	0	0	0	0	0	618.930
403	09	02	00	Viáticos y pasajes fuera del país	702.972	0	0	0	0	0	702.972
403	10	00	00	Servicios profesionales y técnicos	103.500	0	0	0	0	0	103.500
403	10	07	00	Servicios de capacitación y adiestramiento	103.500	0	0	0	0	0	103.500
403	18	00	00	Impuestos indirectos	250.886	0	0	0	0	0	250.886
403	18	01	00	Impuesto al valor agregado	250.886	0	0	0	0	0	250.886
404	**00**	**00**	**00**	**Activos reales**	**1.242.972**	**0**	**0**	**0**	**0**	0	**1.242.972**
404	04	00	00	Equipos de transporte, tracción y elevación	1.242.972	0	0	0	0	0	1.242.972

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115537 590058000 IMPLANTACIÓN DEL SISTEMA GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO Y DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 442

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590058002 DISEÑO E IMPLANTACIÓN DE UN PROGRAMA PARA EL SEGUIMIENTO A LA OPERACIÓN DEL SISTEMA INTERCONECTADO NACIONAL Y LA CERTIFICACIÓN DE LABORATORIOS Y EQUIPOS ELÉCTRICOS EMPLEADOS EN EL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 33

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	01	00	Vehículos automotores terrestres	1.242.972	0	0	0	0	0	1.242.972
				Totales	**3.002.543**	**0**	**0**	**0**	**0**	0	**3.002.543**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115537 590058000 IMPLANTACIÓN DEL SISTEMA GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO Y DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 442

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590058003 IMPLANTACIÓN DEL PROGRAMA DE FISCALIZACIÓN CON EL PODER POPULAR

UNIDAD DE MEDIDA: INFORME **META:** 90

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**234.381**	**0**	**0**	**0**	**0**	0	**234.381**
402	01	00	00	Productos alimenticios y agropecuarios	18.235	0	0	0	0	0	18.235
402	01	01	00	Alimentos y bebidas para personas	18.235	0	0	0	0	0	18.235
402	05	00	00	Productos de papel, cartón e impresos	80.470	0	0	0	0	0	80.470
402	05	03	00	Productos de papel y cartón para oficina	73.836	0	0	0	0	0	73.836
402	05	05	00	Material de enseñanza	6.634	0	0	0	0	0	6.634
402	06	00	00	Productos químicos y derivados	15.815	0	0	0	0	0	15.815
402	06	06	00	Combustibles y lubricantes	14.904	0	0	0	0	0	14.904
402	06	08	00	Productos plásticos	911	0	0	0	0	0	911
402	10	00	00	Productos varios y útiles diversos	119.861	0	0	0	0	0	119.861
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	62.297	0	0	0	0	0	62.297
402	10	07	00	Productos de seguridad en el trabajo	50.388	0	0	0	0	0	50.388
402	10	08	00	Materiales para equipos de computación	7.176	0	0	0	0	0	7.176
403	**00**	**00**	**00**	**Servicios no personales**	**1.373.370**	**0**	**0**	**0**	**0**	0	**1.373.370**
403	06	00	00	Servicios de transporte y almacenaje	124	0	0	0	0	0	124
403	06	03	00	Estacionamiento	124	0	0	0	0	0	124
403	07	00	00	Servicios de información, impresión y relaciones públicas	186.300	0	0	0	0	0	186.300
403	07	02	00	Imprenta y reproducción	186.300	0	0	0	0	0	186.300
403	09	00	00	Viáticos y pasajes	50.922	0	0	0	0	0	50.922
403	09	01	00	Viáticos y pasajes dentro del país	32.292	0	0	0	0	0	32.292
403	09	02	00	Viáticos y pasajes fuera del país	18.630	0	0	0	0	0	18.630
403	10	00	00	Servicios profesionales y técnicos	396.750	0	0	0	0	0	396.750
403	10	07	00	Servicios de capacitación y adiestramiento	103.500	0	0	0	0	0	103.500
403	10	99	00	Otros servicios profesionales y técnicos	293.250	0	0	0	0	0	293.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115537 590058000 IMPLANTACIÓN DEL SISTEMA GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO Y DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 442

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590058003 IMPLANTACIÓN DEL PROGRAMA DE FISCALIZACIÓN CON EL PODER POPULAR

UNIDAD DE MEDIDA: INFORME **META:** 90

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	29.325	0	0	0	0	0	29.325
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	29.325	0	0	0	0	0	29.325
403	18	00	00	Impuestos indirectos	709.949	0	0	0	0	0	709.949
403	18	01	00	Impuesto al valor agregado	709.949	0	0	0	0	0	709.949
404	**00**	**00**	**00**	**Activos reales**	**5.043.897**	**0**	**0**	**0**	**0**	0	**5.043.897**
404	04	00	00	Equipos de transporte, tracción y elevación	5.043.897	0	0	0	0	0	5.043.897
404	04	01	00	Vehículos automotores terrestres	5.043.897	0	0	0	0	0	5.043.897
				Totales	**6.651.648**	**0**	**0**	**0**	**0**	0	**6.651.648**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115537 590058000 IMPLANTACIÓN DEL SISTEMA GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO Y DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 442

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590058004 DESARROLLO DEL PROGRAMA DE SEGUIMIENTO Y EVALUACIÓN GENERAL DE LA GESTIÓN DE LA OPERADORA Y LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA (MPPEE)

UNIDAD DE MEDIDA: INFORME **META:** 90

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**161.206**	**0**	**0**	**0**	**0**	0	**161.206**
402	01	00	00	Productos alimenticios y agropecuarios	14.598	0	0	0	0	0	14.598
402	01	01	00	Alimentos y bebidas para personas	14.598	0	0	0	0	0	14.598
402	03	00	00	Textiles y vestuarios	62.790	0	0	0	0	0	62.790
402	03	02	00	Prendas de vestir	62.790	0	0	0	0	0	62.790
402	04	00	00	Productos de cuero y caucho	13.248	0	0	0	0	0	13.248
402	04	03	00	Cauchos y tripas para vehículos	13.248	0	0	0	0	0	13.248
402	05	00	00	Productos de papel, cartón e impresos	3.872	0	0	0	0	0	3.872
402	05	05	00	Material de enseñanza	1.112	0	0	0	0	0	1.112
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.760	0	0	0	0	0	2.760
402	06	00	00	Productos químicos y derivados	21.341	0	0	0	0	0	21.341
402	06	04	00	Productos farmacéuticos y medicamentos	2.648	0	0	0	0	0	2.648
402	06	06	00	Combustibles y lubricantes	17.830	0	0	0	0	0	17.830
402	06	08	00	Productos plásticos	863	0	0	0	0	0	863
402	10	00	00	Productos varios y útiles diversos	43.011	0	0	0	0	0	43.011
402	10	03	00	Utensilios de cocina y comedor	483	0	0	0	0	0	483
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	17.343	0	0	0	0	0	17.343
402	10	06	00	Condecoraciones, ofrendas y similares	2.415	0	0	0	0	0	2.415
402	10	07	00	Productos de seguridad en el trabajo	15.111	0	0	0	0	0	15.111
402	10	08	00	Materiales para equipos de computación	7.659	0	0	0	0	0	7.659
402	99	00	00	Otros materiales y suministros	2.346	0	0	0	0	0	2.346
402	99	01	00	Otros materiales y suministros	2.346	0	0	0	0	0	2.346
403	**00**	**00**	**00**	**Servicios no personales**	**1.683.906**	**0**	**0**	**0**	**0**	0	**1.683.906**
403	06	00	00	Servicios de transporte y almacenaje	62	0	0	0	0	0	62

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115537 590058000 IMPLANTACIÓN DEL SISTEMA GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO Y DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 442

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590058004 DESARROLLO DEL PROGRAMA DE SEGUIMIENTO Y EVALUACIÓN GENERAL DE LA GESTIÓN DE LA OPERADORA Y LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA (MPPEE)

UNIDAD DE MEDIDA: INFORME **META:** 90

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	03	00	Estacionamiento	62	0	0	0	0	0	62
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	17.250	0	0	0	0	0	17.250
403	08	01	00	Primas y gastos de seguros	17.250	0	0	0	0	0	17.250
403	09	00	00	Viáticos y pasajes	158.769	0	0	0	0	0	158.769
403	09	01	00	Viáticos y pasajes dentro del país	112.194	0	0	0	0	0	112.194
403	09	02	00	Viáticos y pasajes fuera del país	46.575	0	0	0	0	0	46.575
403	10	00	00	Servicios profesionales y técnicos	1.276.500	0	0	0	0	0	1.276.500
403	10	99	00	Otros servicios profesionales y técnicos	1.276.500	0	0	0	0	0	1.276.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.350	0	0	0	0	0	10.350
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.350	0	0	0	0	0	10.350
403	18	00	00	Impuestos indirectos	220.975	0	0	0	0	0	220.975
403	18	01	00	Impuesto al valor agregado	220.975	0	0	0	0	0	220.975
404	**00**	**00**	**00**	**Activos reales**	**296.700**	**0**	**0**	**0**	**0**	0	**296.700**
404	04	00	00	Equipos de transporte, tracción y elevación	296.700	0	0	0	0	0	296.700
404	04	01	00	Vehículos automotores terrestres	296.700	0	0	0	0	0	296.700
				Totales	**2.141.812**	**0**	**0**	**0**	**0**	0	**2.141.812**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115537 590058000 IMPLANTACIÓN DEL SISTEMA GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO Y DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 442

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590058005 DEFINICIÓN DE UN SISTEMA DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DEL VICEMINISTERIO QUE CONTRIBUYA A LA EFECTIVIDAD DE SU GESTIÓN

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.374**	**0**	**0**	**0**	**0**	0	**15.374**
402	01	00	00	Productos alimenticios y agropecuarios	5.189	0	0	0	0	0	5.189
402	01	01	00	Alimentos y bebidas para personas	5.189	0	0	0	0	0	5.189
402	06	00	00	Productos químicos y derivados	4.933	0	0	0	0	0	4.933
402	06	03	00	Tintas, pinturas y colorantes	3.225	0	0	0	0	0	3.225
402	06	08	00	Productos plásticos	1.708	0	0	0	0	0	1.708
402	10	00	00	Productos varios y útiles diversos	5.252	0	0	0	0	0	5.252
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.224	0	0	0	0	0	4.224
402	10	08	00	Materiales para equipos de computación	1.028	0	0	0	0	0	1.028
403	**00**	**00**	**00**	**Servicios no personales**	**1.579.428**	**0**	**0**	**0**	**0**	0	**1.579.428**
403	09	00	00	Viáticos y pasajes	31.630	0	0	0	0	0	31.630
403	09	01	00	Viáticos y pasajes dentro del país	13.000	0	0	0	0	0	13.000
403	09	02	00	Viáticos y pasajes fuera del país	18.630	0	0	0	0	0	18.630
403	10	00	00	Servicios profesionales y técnicos	1.378.620	0	0	0	0	0	1.378.620
403	10	07	00	Servicios de capacitación y adiestramiento	550.620	0	0	0	0	0	550.620
403	10	99	00	Otros servicios profesionales y técnicos	828.000	0	0	0	0	0	828.000
403	18	00	00	Impuestos indirectos	169.178	0	0	0	0	0	169.178
403	18	01	00	Impuesto al valor agregado	169.178	0	0	0	0	0	169.178
				Totales	**1.594.802**	**0**	**0**	**0**	**0**	0	**1.594.802**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115537 590058000 IMPLANTACIÓN DEL SISTEMA GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO Y DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 442

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590058006 DISEÑO Y CONSOLIDACIÓN DE UNA PLATAFORMA AUTOMATIZADA QUE SOPORTE EL SISTEMA GENERAL DEL SEGUIMIENTO, EVALUACIÓN Y CONTROL DEL SERVICIO ELÉCTRICO NACIONAL, MEDIANTE LA IMPLEMENTACIÓN DE HERRAMIENTAS Y APLICACIONES TECNOLÓGICAS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**16.862.817**	**0**	**0**	**0**	**0**	0	**16.862.817**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.702.571	0	0	0	0	0	1.702.571
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	518.724	0	0	0	0	0	518.724
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	95.807	0	0	0	0	0	95.807
401	01	99	00	Otras retribuciones	1.088.040	0	0	0	0	0	1.088.040
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	400.297	0	0	0	0	0	400.297
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	367.789	0	0	0	0	0	367.789
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	32.508	0	0	0	0	0	32.508
401	03	00	00	Primas	644.909	0	0	0	0	0	644.909
401	03	08	00	Primas de profesionalización a empleados	73.744	0	0	0	0	0	73.744
401	03	09	00	Primas por antigüedad a empleados	328.560	0	0	0	0	0	328.560
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	242.605	0	0	0	0	0	242.605
401	04	00	00	Complementos de sueldos y salarios	4.672.467	0	0	0	0	0	4.672.467
401	04	08	00	Bono compensatorio de alimentación a empleados	393.300	0	0	0	0	0	393.300
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	19.665	0	0	0	0	0	19.665
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	78.660	0	0	0	0	0	78.660
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	144.879	0	0	0	0	0	144.879
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	517.827	0	0	0	0	0	517.827
401	04	96	00	Otros complementos a empleados	3.518.136	0	0	0	0	0	3.518.136
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.135.630	0	0	0	0	0	3.135.630
401	05	01	00	Aguinaldos a empleados	1.759.068	0	0	0	0	0	1.759.068
401	05	03	00	Bono vacacional a empleados	879.534	0	0	0	0	0	879.534
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	72.439	0	0	0	0	0	72.439

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115537 590058000 IMPLANTACIÓN DEL SISTEMA GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO Y DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 442

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590058006 DISEÑO Y CONSOLIDACIÓN DE UNA PLATAFORMA AUTOMATIZADA QUE SOPORTE EL SISTEMA GENERAL DEL SEGUIMIENTO, EVALUACIÓN Y CONTROL DEL SERVICIO ELÉCTRICO NACIONAL, MEDIANTE LA IMPLEMENTACIÓN DE HERRAMIENTAS Y APLICACIONES TECNOLÓGICAS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	36.219	0	0	0	0	0	36.219
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	258.913	0	0	0	0	0	258.913
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	129.457	0	0	0	0	0	129.457
401	06	00	00	Aportes patronales y legales	677.250	0	0	0	0	0	677.250
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	116.355	0	0	0	0	0	116.355
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	245.929	0	0	0	0	0	245.929
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	31.643	0	0	0	0	0	31.643
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	163.953	0	0	0	0	0	163.953
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	5.418	0	0	0	0	0	5.418
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	12.242	0	0	0	0	0	12.242
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	8.161	0	0	0	0	0	8.161
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	20.622	0	0	0	0	0	20.622
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	43.756	0	0	0	0	0	43.756
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	29.171	0	0	0	0	0	29.171
401	07	00	00	Asistencia socio-económica	4.133.658	0	0	0	0	0	4.133.658
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.453.172	0	0	0	0	0	3.453.172
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	148.922	0	0	0	0	0	148.922
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	531.564	0	0	0	0	0	531.564
401	08	00	00	Prestaciones sociales e indemnizaciones	1.496.035	0	0	0	0	0	1.496.035
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.230.832	0	0	0	0	0	1.230.832
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	58.152	0	0	0	0	0	58.152

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115537 590058000 IMPLANTACIÓN DEL SISTEMA GENERAL DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS ACTIVIDADES DEL SERVICIO ELÉCTRICO NACIONAL Y DE LA GESTIÓN DEL OPERADOR DEL SERVICIO Y DE LOS ENTES ADSCRITOS AL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 442

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGUIMIENTO Y CONTROL DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590058006 DISEÑO Y CONSOLIDACIÓN DE UNA PLATAFORMA AUTOMATIZADA QUE SOPORTE EL SISTEMA GENERAL DEL SEGUIMIENTO, EVALUACIÓN Y CONTROL DEL SERVICIO ELÉCTRICO NACIONAL, MEDIANTE LA IMPLEMENTACIÓN DE HERRAMIENTAS Y APLICACIONES TECNOLÓGICAS

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	207.051	0	0	0	0	0	207.051
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**24.352**	**0**	**0**	**0**	**0**	0	**24.352**
402	01	00	00	Productos alimenticios y agropecuarios	7.186	0	0	0	0	0	7.186
402	01	01	00	Alimentos y bebidas para personas	7.186	0	0	0	0	0	7.186
402	05	00	00	Productos de papel, cartón e impresos	5.793	0	0	0	0	0	5.793
402	05	03	00	Productos de papel y cartón para oficina	5.793	0	0	0	0	0	5.793
402	06	00	00	Productos químicos y derivados	1.749	0	0	0	0	0	1.749
402	06	08	00	Productos plásticos	1.749	0	0	0	0	0	1.749
402	10	00	00	Productos varios y útiles diversos	9.624	0	0	0	0	0	9.624
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.995	0	0	0	0	0	6.995
402	10	08	00	Materiales para equipos de computación	2.629	0	0	0	0	0	2.629
403	**00**	**00**	**00**	**Servicios no personales**	**2.159.158**	**0**	**0**	**0**	**0**	0	**2.159.158**
403	09	00	00	Viáticos y pasajes	63.135	0	0	0	0	0	63.135
403	09	01	00	Viáticos y pasajes dentro del país	16.560	0	0	0	0	0	16.560
403	09	02	00	Viáticos y pasajes fuera del país	46.575	0	0	0	0	0	46.575
403	10	00	00	Servicios profesionales y técnicos	1.863.262	0	0	0	0	0	1.863.262
403	10	03	00	Servicios de procesamiento de datos	1.035.262	0	0	0	0	0	1.035.262
403	10	07	00	Servicios de capacitación y adiestramiento	828.000	0	0	0	0	0	828.000
403	18	00	00	Impuestos indirectos	230.303	0	0	0	0	0	230.303
403	18	01	00	Impuesto al valor agregado	230.303	0	0	0	0	0	230.303
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.458	0	0	0	0	0	2.458
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.458	0	0	0	0	0	2.458
				Totales	**19.046.327**	**0**	**0**	**0**	**0**	0	**19.046.327**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116190 590059000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN) 2013-2032

OBJETIVO DEL PROYECTO: PROMOVER LA EFICICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 53

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**43.998.797**	**0**	**0**	**0**	**0**	**0**	**43.998.797**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.602.593	0	0	0	0	0	4.602.593
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.252.987	0	0	0	0	0	1.252.987
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	512.566	0	0	0	0	0	512.566
401	01	99	00	Otras retribuciones	2.837.040	0	0	0	0	0	2.837.040
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	921.213	0	0	0	0	0	921.213
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	845.361	0	0	0	0	0	845.361
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	75.852	0	0	0	0	0	75.852
401	03	00	00	Primas	1.864.001	0	0	0	0	0	1.864.001
401	03	08	00	Primas de profesionalización a empleados	189.572	0	0	0	0	0	189.572
401	03	09	00	Primas por antigüedad a empleados	859.680	0	0	0	0	0	859.680
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	814.749	0	0	0	0	0	814.749
401	04	00	00	Complementos de sueldos y salarios	12.100.389	0	0	0	0	0	12.100.389
401	04	08	00	Bono compensatorio de alimentación a empleados	943.920	0	0	0	0	0	943.920
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	78.660	0	0	0	0	0	78.660
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	275.310	0	0	0	0	0	275.310
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	608.811	0	0	0	0	0	608.811
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.760.358	0	0	0	0	0	1.760.358
401	04	96	00	Otros complementos a empleados	8.433.330	0	0	0	0	0	8.433.330
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.101.872	0	0	0	0	0	8.101.872
401	05	01	00	Aguinaldos a empleados	4.216.666	0	0	0	0	0	4.216.666
401	05	03	00	Bono vacacional a empleados	2.108.334	0	0	0	0	0	2.108.334
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	304.404	0	0	0	0	0	304.404
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	152.201	0	0	0	0	0	152.201
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	880.178	0	0	0	0	0	880.178
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	440.089	0	0	0	0	0	440.089
401	06	00	00	Aportes patronales y legales	1.779.604	0	0	0	0	0	1.779.604
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por	279.976	0	0	0	0	0	279.976

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116190 590059000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN) 2013-2032

OBJETIVO DEL PROYECTO: PROMOVER LA EFICICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 53

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				empleados							
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	588.572	0	0	0	0	0	588.572
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	84.544	0	0	0	0	0	84.544
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	392.381	0	0	0	0	0	392.381
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	28.098	0	0	0	0	0	28.098
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	51.444	0	0	0	0	0	51.444
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	34.295	0	0	0	0	0	34.295
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	72.377	0	0	0	0	0	72.377
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	148.751	0	0	0	0	0	148.751
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	99.166	0	0	0	0	0	99.166
401	07	00	00	Asistencia socio-económica	10.719.936	0	0	0	0	0	10.719.936
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.278.228	0	0	0	0	0	8.278.228
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	636.472	0	0	0	0	0	636.472
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.805.236	0	0	0	0	0	1.805.236
401	08	00	00	Prestaciones sociales e indemnizaciones	3.909.189	0	0	0	0	0	3.909.189
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.951.119	0	0	0	0	0	2.951.119
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	256.220	0	0	0	0	0	256.220
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	701.850	0	0	0	0	0	701.850
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**676.675**	**0**	**0**	**0**	**0**	**0**	**676.675**
402	01	00	00	Productos alimenticios y agropecuarios	133.796	0	0	0	0	0	133.796
402	01	01	00	Alimentos y bebidas para personas	133.796	0	0	0	0	0	133.796
402	03	00	00	Textiles y vestuarios	54.619	0	0	0	0	0	54.619
402	03	01	00	Textiles	54.619	0	0	0	0	0	54.619
402	05	00	00	Productos de papel, cartón e impresos	51.266	0	0	0	0	0	51.266
402	05	03	00	Productos de papel y cartón para oficina	20.032	0	0	0	0	0	20.032
402	05	04	00	Libros, revistas y periódicos	31.234	0	0	0	0	0	31.234
402	06	00	00	Productos químicos y derivados	84.377	0	0	0	0	0	84.377

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116190 590059000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN) 2013-2032

OBJETIVO DEL PROYECTO: PROMOVER LA EFICICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 53

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	34.904	0	0	0	0	0	34.904
402	06	06	00	Combustibles y lubricantes	36.915	0	0	0	0	0	36.915
402	06	08	00	Productos plásticos	12.558	0	0	0	0	0	12.558
402	08	00	00	Productos metálicos	56.497	0	0	0	0	0	56.497
402	08	09	00	Repuestos y accesorios para equipos de transporte	56.497	0	0	0	0	0	56.497
402	10	00	00	Productos varios y útiles diversos	213.177	0	0	0	0	0	213.177
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	39.074	0	0	0	0	0	39.074
402	10	08	00	Materiales para equipos de computación	168.897	0	0	0	0	0	168.897
402	10	09	00	Especies timbradas y valores	5.206	0	0	0	0	0	5.206
402	99	00	00	Otros materiales y suministros	82.943	0	0	0	0	0	82.943
402	99	01	00	Otros materiales y suministros	82.943	0	0	0	0	0	82.943
403	**00**	**00**	**00**	**Servicios no personales**	**13.252.148**	**0**	**0**	**0**	**0**	**0**	**13.252.148**
403	06	00	00	Servicios de transporte y almacenaje	78.202	0	0	0	0	0	78.202
403	06	01	00	Fletes y embalajes	49.833	0	0	0	0	0	49.833
403	06	03	00	Estacionamiento	28.369	0	0	0	0	0	28.369
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.005.972	0	0	0	0	0	1.005.972
403	07	01	00	Publicidad y propaganda	271.600	0	0	0	0	0	271.600
403	07	02	00	Imprenta y reproducción	103.706	0	0	0	0	0	103.706
403	07	03	00	Relaciones sociales	630.666	0	0	0	0	0	630.666
403	09	00	00	Viáticos y pasajes	3.751.118	0	0	0	0	0	3.751.118
403	09	01	00	Viáticos y pasajes dentro del país	1.344.748	0	0	0	0	0	1.344.748
403	09	02	00	Viáticos y pasajes fuera del país	2.406.370	0	0	0	0	0	2.406.370
403	10	00	00	Servicios profesionales y técnicos	6.165.651	0	0	0	0	0	6.165.651
403	10	01	00	Servicios jurídicos	400.000	0	0	0	0	0	400.000
403	10	07	00	Servicios de capacitación y adiestramiento	988.222	0	0	0	0	0	988.222
403	10	11	00	Servicios para la elaboración y suministro de comida	870.665	0	0	0	0	0	870.665
403	10	99	00	Otros servicios profesionales y técnicos	3.906.764	0	0	0	0	0	3.906.764
403	18	00	00	Impuestos indirectos	1.434.715	0	0	0	0	0	1.434.715
403	18	01	00	Impuesto al valor agregado	1.434.715	0	0	0	0	0	1.434.715

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116190 590059000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN) 2013-2032

OBJETIVO DEL PROYECTO: PROMOVER LA EFICICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 53

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	6.490	0	0	0	0	0	6.490
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	6.490	0	0	0	0	0	6.490
403	99	00	00	Otros servicios no personales	810.000	0	0	0	0	0	810.000
403	99	01	00	Otros servicios no personales	810.000	0	0	0	0	0	810.000
404	**00**	**00**	**00**	**Activos reales**	**2.987.050**	**0**	**0**	**0**	**0**	**0**	**2.987.050**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	55.780	0	0	0	0	0	55.780
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	55.780	0	0	0	0	0	55.780
404	05	00	00	Equipos de comunicaciones y de señalamiento	8.540	0	0	0	0	0	8.540
404	05	01	00	Equipos de telecomunicaciones	8.540	0	0	0	0	0	8.540
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	440.720	0	0	0	0	0	440.720
404	09	02	00	Equipos de computación	440.720	0	0	0	0	0	440.720
404	12	00	00	Activos intangibles	2.482.010	0	0	0	0	0	2.482.010
404	12	04	00	Paquetes y programas de computación	2.482.010	0	0	0	0	0	2.482.010
				Totales	**60.914.670**	**0**	**0**	**0**	**0**	**0**	**60.914.670**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116190 590059000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN) 2013-2032

OBJETIVO DEL PROYECTO: PROMOVER LA EFICICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 53

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116190 590059000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN) 2013-2032

OBJETIVO DEL PROYECTO: PROMOVER LA EFICICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 53

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590059001 ADECUACIÓN, DESARROLLO Y TERMINACIÓN DEL PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE-DGSE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**43.998.797**	**0**	**0**	**0**	**0**	0	**43.998.797**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.602.593	0	0	0	0	0	4.602.593
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.252.987	0	0	0	0	0	1.252.987
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	512.566	0	0	0	0	0	512.566
401	01	99	00	Otras retribuciones	2.837.040	0	0	0	0	0	2.837.040
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	921.213	0	0	0	0	0	921.213
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	845.361	0	0	0	0	0	845.361
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	75.852	0	0	0	0	0	75.852
401	03	00	00	Primas	1.864.001	0	0	0	0	0	1.864.001
401	03	08	00	Primas de profesionalización a empleados	189.572	0	0	0	0	0	189.572
401	03	09	00	Primas por antigüedad a empleados	859.680	0	0	0	0	0	859.680
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	814.749	0	0	0	0	0	814.749
401	04	00	00	Complementos de sueldos y salarios	12.100.389	0	0	0	0	0	12.100.389
401	04	08	00	Bono compensatorio de alimentación a empleados	943.920	0	0	0	0	0	943.920
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	78.660	0	0	0	0	0	78.660
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	275.310	0	0	0	0	0	275.310
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	608.811	0	0	0	0	0	608.811
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.760.358	0	0	0	0	0	1.760.358
401	04	96	00	Otros complementos a empleados	8.433.330	0	0	0	0	0	8.433.330
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.101.872	0	0	0	0	0	8.101.872
401	05	01	00	Aguinaldos a empleados	4.216.666	0	0	0	0	0	4.216.666
401	05	03	00	Bono vacacional a empleados	2.108.334	0	0	0	0	0	2.108.334
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	304.404	0	0	0	0	0	304.404

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116190 590059000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN) 2013-2032

OBJETIVO DEL PROYECTO: PROMOVER LA EFICICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 53

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590059001 ADECUACIÓN, DESARROLLO Y TERMINACIÓN DEL PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE-DGSE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	152.201	0	0	0	0	0	152.201
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	880.178	0	0	0	0	0	880.178
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	440.089	0	0	0	0	0	440.089
401	06	00	00	Aportes patronales y legales	1.779.604	0	0	0	0	0	1.779.604
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	279.976	0	0	0	0	0	279.976
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	588.572	0	0	0	0	0	588.572
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	84.544	0	0	0	0	0	84.544
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	392.381	0	0	0	0	0	392.381
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	28.098	0	0	0	0	0	28.098
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	51.444	0	0	0	0	0	51.444
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	34.295	0	0	0	0	0	34.295
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	72.377	0	0	0	0	0	72.377
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	148.751	0	0	0	0	0	148.751
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	99.166	0	0	0	0	0	99.166
401	07	00	00	Asistencia socio-económica	10.719.936	0	0	0	0	0	10.719.936
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.278.228	0	0	0	0	0	8.278.228
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	636.472	0	0	0	0	0	636.472
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.805.236	0	0	0	0	0	1.805.236
401	08	00	00	Prestaciones sociales e indemnizaciones	3.909.189	0	0	0	0	0	3.909.189
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.951.119	0	0	0	0	0	2.951.119
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	256.220	0	0	0	0	0	256.220
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	701.850	0	0	0	0	0	701.850

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116190 590059000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN) 2013-2032

OBJETIVO DEL PROYECTO: PROMOVER LA EFICICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 53

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590059001 ADECUACIÓN, DESARROLLO Y TERMINACIÓN DEL PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE-DGSE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**166.139**	**0**	**0**	**0**	**0**	0	**166.139**
402	01	00	00	Productos alimenticios y agropecuarios	21.012	0	0	0	0	0	21.012
402	01	01	00	Alimentos y bebidas para personas	21.012	0	0	0	0	0	21.012
402	03	00	00	Textiles y vestuarios	24.647	0	0	0	0	0	24.647
402	03	01	00	Textiles	24.647	0	0	0	0	0	24.647
402	05	00	00	Productos de papel, cartón e impresos	8.465	0	0	0	0	0	8.465
402	05	03	00	Productos de papel y cartón para oficina	3.465	0	0	0	0	0	3.465
402	05	04	00	Libros, revistas y periódicos	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	25.031	0	0	0	0	0	25.031
402	06	03	00	Tintas, pinturas y colorantes	8.726	0	0	0	0	0	8.726
402	06	06	00	Combustibles y lubricantes	16.305	0	0	0	0	0	16.305
402	08	00	00	Productos metálicos	20.000	0	0	0	0	0	20.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	66.984	0	0	0	0	0	66.984
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	14.684	0	0	0	0	0	14.684
402	10	08	00	Materiales para equipos de computación	52.300	0	0	0	0	0	52.300
403	**00**	**00**	**00**	**Servicios no personales**	**4.224.917**	**0**	**0**	**0**	**0**	0	**4.224.917**
403	06	00	00	Servicios de transporte y almacenaje	16.674	0	0	0	0	0	16.674
403	06	01	00	Fletes y embalajes	15.000	0	0	0	0	0	15.000
403	06	03	00	Estacionamiento	1.674	0	0	0	0	0	1.674
403	07	00	00	Servicios de información, impresión y relaciones públicas	267.200	0	0	0	0	0	267.200
403	07	01	00	Publicidad y propaganda	7.200	0	0	0	0	0	7.200
403	07	02	00	Imprenta y reproducción	60.000	0	0	0	0	0	60.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116190 590059000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN) 2013-2032

OBJETIVO DEL PROYECTO: PROMOVER LA EFICICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 53

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590059001 ADECUACIÓN, DESARROLLO Y TERMINACIÓN DEL PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE-DGSE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	1.103.693	0	0	0	0	0	1.103.693
403	09	01	00	Viáticos y pasajes dentro del país	378.505	0	0	0	0	0	378.505
403	09	02	00	Viáticos y pasajes fuera del país	725.188	0	0	0	0	0	725.188
403	10	00	00	Servicios profesionales y técnicos	1.642.533	0	0	0	0	0	1.642.533
403	10	07	00	Servicios de capacitación y adiestramiento	400.000	0	0	0	0	0	400.000
403	10	11	00	Servicios para la elaboración y suministro de comida	200.000	0	0	0	0	0	200.000
403	10	99	00	Otros servicios profesionales y técnicos	1.042.533	0	0	0	0	0	1.042.533
403	18	00	00	Impuestos indirectos	638.327	0	0	0	0	0	638.327
403	18	01	00	Impuesto al valor agregado	638.327	0	0	0	0	0	638.327
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	6.490	0	0	0	0	0	6.490
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	6.490	0	0	0	0	0	6.490
403	99	00	00	Otros servicios no personales	550.000	0	0	0	0	0	550.000
403	99	01	00	Otros servicios no personales	550.000	0	0	0	0	0	550.000
404	**00**	**00**	**00**	**Activos reales**	**2.366.270**	**0**	**0**	**0**	**0**	0	**2.366.270**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	20.780	0	0	0	0	0	20.780
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	20.780	0	0	0	0	0	20.780
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.540	0	0	0	0	0	3.540
404	05	01	00	Equipos de telecomunicaciones	3.540	0	0	0	0	0	3.540
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	317.940	0	0	0	0	0	317.940
404	09	02	00	Equipos de computación	317.940	0	0	0	0	0	317.940
404	12	00	00	Activos intangibles	2.024.010	0	0	0	0	0	2.024.010
404	12	04	00	Paquetes y programas de computación	2.024.010	0	0	0	0	0	2.024.010
				Totales	**50.756.123**	**0**	**0**	**0**	**0**	0	**50.756.123**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116190 590059000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN) 2013-2032

OBJETIVO DEL PROYECTO: PROMOVER LA EFICICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 53

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590059002 REALIZACIÓN DE ESTUDIOS DE EMERGENCIA Y ESTRUCTURALES DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: MPPEE- DGSE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**85.587**	**0**	**0**	**0**	**0**	0	**85.587**
402	01	00	00	Productos alimenticios y agropecuarios	21.012	0	0	0	0	0	21.012
402	01	01	00	Alimentos y bebidas para personas	21.012	0	0	0	0	0	21.012
402	03	00	00	Textiles y vestuarios	13.324	0	0	0	0	0	13.324
402	03	01	00	Textiles	13.324	0	0	0	0	0	13.324
402	05	00	00	Productos de papel, cartón e impresos	9.137	0	0	0	0	0	9.137
402	05	03	00	Productos de papel y cartón para oficina	4.137	0	0	0	0	0	4.137
402	05	04	00	Libros, revistas y periódicos	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	8.726	0	0	0	0	0	8.726
402	06	03	00	Tintas, pinturas y colorantes	8.726	0	0	0	0	0	8.726
402	08	00	00	Productos metálicos	6.497	0	0	0	0	0	6.497
402	08	09	00	Repuestos y accesorios para equipos de transporte	6.497	0	0	0	0	0	6.497
402	10	00	00	Productos varios y útiles diversos	26.891	0	0	0	0	0	26.891
402	10	08	00	Materiales para equipos de computación	26.891	0	0	0	0	0	26.891
403	**00**	**00**	**00**	**Servicios no personales**	**1.411.309**	**0**	**0**	**0**	**0**	0	**1.411.309**
403	06	00	00	Servicios de transporte y almacenaje	3.862	0	0	0	0	0	3.862
403	06	01	00	Fletes y embalajes	3.000	0	0	0	0	0	3.000
403	06	03	00	Estacionamiento	862	0	0	0	0	0	862
403	07	00	00	Servicios de información, impresión y relaciones públicas	153.706	0	0	0	0	0	153.706
403	07	02	00	Imprenta y reproducción	3.706	0	0	0	0	0	3.706
403	07	03	00	Relaciones sociales	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	569.061	0	0	0	0	0	569.061
403	09	01	00	Viáticos y pasajes dentro del país	195.479	0	0	0	0	0	195.479
403	09	02	00	Viáticos y pasajes fuera del país	373.582	0	0	0	0	0	373.582

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116190 590059000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN) 2013-2032

OBJETIVO DEL PROYECTO: PROMOVER LA EFICICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 53

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590059002 REALIZACIÓN DE ESTUDIOS DE EMERGENCIA Y ESTRUCTURALES DEL SISTEMA ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: MPPEE- DGSE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	537.653	0	0	0	0	0	537.653
403	10	07	00	Servicios de capacitación y adiestramiento	133.422	0	0	0	0	0	133.422
403	10	99	00	Otros servicios profesionales y técnicos	404.231	0	0	0	0	0	404.231
403	18	00	00	Impuestos indirectos	117.027	0	0	0	0	0	117.027
403	18	01	00	Impuesto al valor agregado	117.027	0	0	0	0	0	117.027
403	99	00	00	Otros servicios no personales	30.000	0	0	0	0	0	30.000
403	99	01	00	Otros servicios no personales	30.000	0	0	0	0	0	30.000
				Totales	**1.496.896**	**0**	**0**	**0**	**0**	0	**1.496.896**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116190 590059000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN) 2013-2032

OBJETIVO DEL PROYECTO: PROMOVER LA EFICICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 53

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590059003 REALIZACIÓN DE ESTUDIOS: ECONÓMICOS, DEL SISTEMA ELÉCTRICO NACIONAL Y ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 42

RESPONSABLE/EJECUTOR: MPPEE - DGEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**213.530**	**0**	**0**	**0**	**0**	0	**213.530**
402	01	00	00	Productos alimenticios y agropecuarios	45.886	0	0	0	0	0	45.886
402	01	01	00	Alimentos y bebidas para personas	45.886	0	0	0	0	0	45.886
402	03	00	00	Textiles y vestuarios	8.324	0	0	0	0	0	8.324
402	03	01	00	Textiles	8.324	0	0	0	0	0	8.324
402	05	00	00	Productos de papel, cartón e impresos	19.449	0	0	0	0	0	19.449
402	05	03	00	Productos de papel y cartón para oficina	6.215	0	0	0	0	0	6.215
402	05	04	00	Libros, revistas y periódicos	13.234	0	0	0	0	0	13.234
402	06	00	00	Productos químicos y derivados	26.310	0	0	0	0	0	26.310
402	06	03	00	Tintas, pinturas y colorantes	8.726	0	0	0	0	0	8.726
402	06	06	00	Combustibles y lubricantes	11.305	0	0	0	0	0	11.305
402	06	08	00	Productos plásticos	6.279	0	0	0	0	0	6.279
402	08	00	00	Productos metálicos	20.000	0	0	0	0	0	20.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	55.618	0	0	0	0	0	55.618
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	13.706	0	0	0	0	0	13.706
402	10	08	00	Materiales para equipos de computación	39.706	0	0	0	0	0	39.706
402	10	09	00	Especies timbradas y valores	2.206	0	0	0	0	0	2.206
402	99	00	00	Otros materiales y suministros	37.943	0	0	0	0	0	37.943
402	99	01	00	Otros materiales y suministros	37.943	0	0	0	0	0	37.943
403	**00**	**00**	**00**	**Servicios no personales**	**4.300.955**	**0**	**0**	**0**	**0**	0	**4.300.955**
403	06	00	00	Servicios de transporte y almacenaje	47.666	0	0	0	0	0	47.666
403	06	01	00	Fletes y embalajes	23.833	0	0	0	0	0	23.833
403	06	03	00	Estacionamiento	23.833	0	0	0	0	0	23.833

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116190 590059000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN) 2013-2032

OBJETIVO DEL PROYECTO: PROMOVER LA EFICICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 53

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590059003 REALIZACIÓN DE ESTUDIOS: ECONÓMICOS, DEL SISTEMA ELÉCTRICO NACIONAL Y ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 42

RESPONSABLE/EJECUTOR: MPPEE - DGEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	355.066	0	0	0	0	0	355.066
403	07	01	00	Publicidad y propaganda	254.400	0	0	0	0	0	254.400
403	07	03	00	Relaciones sociales	100.666	0	0	0	0	0	100.666
403	09	00	00	Viáticos y pasajes	828.364	0	0	0	0	0	828.364
403	09	01	00	Viáticos y pasajes dentro del país	370.764	0	0	0	0	0	370.764
403	09	02	00	Viáticos y pasajes fuera del país	457.600	0	0	0	0	0	457.600
403	10	00	00	Servicios profesionales y técnicos	2.635.465	0	0	0	0	0	2.635.465
403	10	07	00	Servicios de capacitación y adiestramiento	154.800	0	0	0	0	0	154.800
403	10	11	00	Servicios para la elaboración y suministro de comida	320.665	0	0	0	0	0	320.665
403	10	99	00	Otros servicios profesionales y técnicos	2.160.000	0	0	0	0	0	2.160.000
403	18	00	00	Impuestos indirectos	404.394	0	0	0	0	0	404.394
403	18	01	00	Impuesto al valor agregado	404.394	0	0	0	0	0	404.394
403	99	00	00	Otros servicios no personales	30.000	0	0	0	0	0	30.000
403	99	01	00	Otros servicios no personales	30.000	0	0	0	0	0	30.000
404	**00**	**00**	**00**	**Activos reales**	**319.390**	**0**	**0**	**0**	**0**	0	**319.390**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	61.390	0	0	0	0	0	61.390
404	09	02	00	Equipos de computación	61.390	0	0	0	0	0	61.390
404	12	00	00	Activos intangibles	258.000	0	0	0	0	0	258.000
404	12	04	00	Paquetes y programas de computación	258.000	0	0	0	0	0	258.000
				Totales	**4.833.875**	**0**	**0**	**0**	**0**	0	**4.833.875**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116190 590059000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN) 2013-2032

OBJETIVO DEL PROYECTO: PROMOVER LA EFICICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 53

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590059004 ADECUACIÓN Y DESARROLLO DE LAS NORMAS DEL SERVICIO ELÉCTRICO PARA LA CALIDAD DEL SERVICIO Y SU FISCALIZACIÓN EN SUS DIFERENTES ACTIVIDADES

UNIDAD DE MEDIDA: NORMA **META:** 4

RESPONSABLE/EJECUTOR: MPPEE - DGNSE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**211.419**	**0**	**0**	**0**	**0**	0	**211.419**
402	01	00	00	Productos alimenticios y agropecuarios	45.886	0	0	0	0	0	45.886
402	01	01	00	Alimentos y bebidas para personas	45.886	0	0	0	0	0	45.886
402	03	00	00	Textiles y vestuarios	8.324	0	0	0	0	0	8.324
402	03	01	00	Textiles	8.324	0	0	0	0	0	8.324
402	05	00	00	Productos de papel, cartón e impresos	14.215	0	0	0	0	0	14.215
402	05	03	00	Productos de papel y cartón para oficina	6.215	0	0	0	0	0	6.215
402	05	04	00	Libros, revistas y periódicos	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	24.310	0	0	0	0	0	24.310
402	06	03	00	Tintas, pinturas y colorantes	8.726	0	0	0	0	0	8.726
402	06	06	00	Combustibles y lubricantes	9.305	0	0	0	0	0	9.305
402	06	08	00	Productos plásticos	6.279	0	0	0	0	0	6.279
402	08	00	00	Productos metálicos	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	63.684	0	0	0	0	0	63.684
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.684	0	0	0	0	0	10.684
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	0	50.000
402	10	09	00	Especies timbradas y valores	3.000	0	0	0	0	0	3.000
402	99	00	00	Otros materiales y suministros	45.000	0	0	0	0	0	45.000
402	99	01	00	Otros materiales y suministros	45.000	0	0	0	0	0	45.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.314.967**	**0**	**0**	**0**	**0**	0	**3.314.967**
403	06	00	00	Servicios de transporte y almacenaje	10.000	0	0	0	0	0	10.000
403	06	01	00	Fletes y embalajes	8.000	0	0	0	0	0	8.000
403	06	03	00	Estacionamiento	2.000	0	0	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116190 590059000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN) 2013-2032

OBJETIVO DEL PROYECTO: PROMOVER LA EFICICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 53

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590059004 ADECUACIÓN Y DESARROLLO DE LAS NORMAS DEL SERVICIO ELÉCTRICO PARA LA CALIDAD DEL SERVICIO Y SU FISCALIZACIÓN EN SUS DIFERENTES ACTIVIDADES

UNIDAD DE MEDIDA: NORMA **META:** 4

RESPONSABLE/EJECUTOR: MPPEE - DGNSE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	230.000	0	0	0	0	0	230.000
403	07	01	00	Publicidad y propaganda	10.000	0	0	0	0	0	10.000
403	07	02	00	Imprenta y reproducción	40.000	0	0	0	0	0	40.000
403	07	03	00	Relaciones sociales	180.000	0	0	0	0	0	180.000
403	09	00	00	Viáticos y pasajes	1.250.000	0	0	0	0	0	1.250.000
403	09	01	00	Viáticos y pasajes dentro del país	400.000	0	0	0	0	0	400.000
403	09	02	00	Viáticos y pasajes fuera del país	850.000	0	0	0	0	0	850.000
403	10	00	00	Servicios profesionales y técnicos	1.350.000	0	0	0	0	0	1.350.000
403	10	01	00	Servicios jurídicos	400.000	0	0	0	0	0	400.000
403	10	07	00	Servicios de capacitación y adiestramiento	300.000	0	0	0	0	0	300.000
403	10	11	00	Servicios para la elaboración y suministro de comida	350.000	0	0	0	0	0	350.000
403	10	99	00	Otros servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	274.967	0	0	0	0	0	274.967
403	18	01	00	Impuesto al valor agregado	274.967	0	0	0	0	0	274.967
403	99	00	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
403	99	01	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
404	**00**	**00**	**00**	**Activos reales**	**301.390**	**0**	**0**	**0**	**0**	0	**301.390**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	35.000	0	0	0	0	0	35.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	35.000	0	0	0	0	0	35.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
404	05	01	00	Equipos de telecomunicaciones	5.000	0	0	0	0	0	5.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	61.390	0	0	0	0	0	61.390
404	09	02	00	Equipos de computación	61.390	0	0	0	0	0	61.390
404	12	00	00	Activos intangibles	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116190 590059000 PLAN DE DESARROLLO DEL SISTEMA ELÉCTRICO NACIONAL (PDSEN) 2013-2032

OBJETIVO DEL PROYECTO: PROMOVER LA EFICICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 53

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO DEL SERVICIO ELÉCTRICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590059004 ADECUACIÓN Y DESARROLLO DE LAS NORMAS DEL SERVICIO ELÉCTRICO PARA LA CALIDAD DEL SERVICIO Y SU FISCALIZACIÓN EN SUS DIFERENTES ACTIVIDADES

UNIDAD DE MEDIDA: NORMA **META:** 4

RESPONSABLE/EJECUTOR: MPPEE - DGNSE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	12	04	00	Paquetes y programas de computación	200.000	0	0	0	0	0	200.000
				Totales	**3.827.776**	**0**	**0**	**0**	**0**	0	**3.827.776**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115728 590060000 DESARROLLO Y OPTIMIZACIÓN DE SISTEMAS DE INFORMACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO Y TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**8.549.935**	**0**	**0**	**0**	**0**	**0**	**8.549.935**
401	01	00	00	Sueldos, salarios y otras retribuciones	879.340	0	0	0	0	0	879.340
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	257.783	0	0	0	0	0	257.783
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	56.837	0	0	0	0	0	56.837
401	01	99	00	Otras retribuciones	564.720	0	0	0	0	0	564.720
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	173.382	0	0	0	0	0	173.382
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	151.710	0	0	0	0	0	151.710
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	21.672	0	0	0	0	0	21.672
401	03	00	00	Primas	351.227	0	0	0	0	0	351.227
401	03	08	00	Primas de profesionalización a empleados	37.754	0	0	0	0	0	37.754
401	03	09	00	Primas por antigüedad a empleados	164.280	0	0	0	0	0	164.280
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	149.193	0	0	0	0	0	149.193
401	04	00	00	Complementos de sueldos y salarios	2.369.355	0	0	0	0	0	2.369.355
401	04	08	00	Bono compensatorio de alimentación a empleados	196.650	0	0	0	0	0	196.650
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	58.995	0	0	0	0	0	58.995
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	405.771	0	0	0	0	0	405.771
401	04	96	00	Otros complementos a empleados	1.707.939	0	0	0	0	0	1.707.939
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.585.284	0	0	0	0	0	1.585.284
401	05	01	00	Aguinaldos a empleados	853.970	0	0	0	0	0	853.970
401	05	03	00	Bono vacacional a empleados	426.985	0	0	0	0	0	426.985
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	202.886	0	0	0	0	0	202.886
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	101.443	0	0	0	0	0	101.443
401	06	00	00	Aportes patronales y legales	345.104	0	0	0	0	0	345.104
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	58.035	0	0	0	0	0	58.035
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	118.801	0	0	0	0	0	118.801
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	16.356	0	0	0	0	0	16.356
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	79.200	0	0	0	0	0	79.200
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	15.566	0	0	0	0	0	15.566

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115728 590060000 DESARROLLO Y OPTIMIZACIÓN DE SISTEMAS DE INFORMACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO Y TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	34.288	0	0	0	0	0	34.288
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	22.858	0	0	0	0	0	22.858
401	07	00	00	Asistencia socio-económica	2.089.873	0	0	0	0	0	2.089.873
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.672.545	0	0	0	0	0	1.672.545
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	417.328	0	0	0	0	0	417.328
401	08	00	00	Prestaciones sociales e indemnizaciones	756.370	0	0	0	0	0	756.370
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	593.243	0	0	0	0	0	593.243
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	163.127	0	0	0	0	0	163.127
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**97.334**	**0**	**0**	**0**	**0**	**0**	**97.334**
402	05	00	00	Productos de papel, cartón e impresos	15.767	0	0	0	0	0	15.767
402	05	01	00	Pulpa de madera, papel y cartón	1.730	0	0	0	0	0	1.730
402	05	03	00	Productos de papel y cartón para oficina	14.037	0	0	0	0	0	14.037
402	06	00	00	Productos químicos y derivados	1.078	0	0	0	0	0	1.078
402	06	08	00	Productos plásticos	1.078	0	0	0	0	0	1.078
402	08	00	00	Productos metálicos	1.192	0	0	0	0	0	1.192
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.192	0	0	0	0	0	1.192
402	10	00	00	Productos varios y útiles diversos	79.297	0	0	0	0	0	79.297
402	10	02	00	Materiales y útiles de limpieza y aseo	683	0	0	0	0	0	683
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	19.734	0	0	0	0	0	19.734
402	10	08	00	Materiales para equipos de computación	58.880	0	0	0	0	0	58.880
403	**00**	**00**	**00**	**Servicios no personales**	**611.465**	**0**	**0**	**0**	**0**	**0**	**611.465**
403	09	00	00	Viáticos y pasajes	52.589	0	0	0	0	0	52.589
403	09	01	00	Viáticos y pasajes dentro del país	52.589	0	0	0	0	0	52.589
403	10	00	00	Servicios profesionales y técnicos	467.984	0	0	0	0	0	467.984
403	10	03	00	Servicios de procesamiento de datos	380.000	0	0	0	0	0	380.000
403	10	07	00	Servicios de capacitación y adiestramiento	87.984	0	0	0	0	0	87.984
403	18	00	00	Impuestos indirectos	89.614	0	0	0	0	0	89.614
403	18	01	00	Impuesto al valor agregado	89.614	0	0	0	0	0	89.614

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115728 590060000 DESARROLLO Y OPTIMIZACIÓN DE SISTEMAS DE INFORMACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO Y TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.278	0	0	0	0	0	1.278
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.278	0	0	0	0	0	1.278
404	**00**	**00**	**00**	**Activos reales**	**155.200**	**0**	**0**	**0**	**0**	**0**	**155.200**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	23.840	0	0	0	0	0	23.840
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	23.840	0	0	0	0	0	23.840
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	131.360	0	0	0	0	0	131.360
404	09	02	00	Equipos de computación	131.360	0	0	0	0	0	131.360
				Totales	**9.413.934**	**0**	**0**	**0**	**0**	**0**	**9.413.934**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115728 590060000 DESARROLLO Y OPTIMIZACIÓN DE SISTEMAS DE INFORMACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO Y TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115728 590060000 DESARROLLO Y OPTIMIZACIÓN DE SISTEMAS DE INFORMACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO Y TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590060001 DESARROLLO E IMPLEMENTACIÓN DE UN SISTEMA DE DIGITALIZACIÓN DE ARCHIVOS - FASE II

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**32.000**	**0**	**0**	**0**	**0**	0	**32.000**
402	05	00	00	Productos de papel, cartón e impresos	5.130	0	0	0	0	0	5.130
402	05	03	00	Productos de papel y cartón para oficina	5.130	0	0	0	0	0	5.130
402	06	00	00	Productos químicos y derivados	366	0	0	0	0	0	366
402	06	08	00	Productos plásticos	366	0	0	0	0	0	366
402	08	00	00	Productos metálicos	497	0	0	0	0	0	497
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	497	0	0	0	0	0	497
402	10	00	00	Productos varios y útiles diversos	26.007	0	0	0	0	0	26.007
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	9.207	0	0	0	0	0	9.207
402	10	08	00	Materiales para equipos de computación	16.800	0	0	0	0	0	16.800
403	**00**	**00**	**00**	**Servicios no personales**	**57.662**	**0**	**0**	**0**	**0**	0	**57.662**
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	17.662	0	0	0	0	0	17.662
403	18	01	00	Impuesto al valor agregado	17.662	0	0	0	0	0	17.662
404	**00**	**00**	**00**	**Activos reales**	**75.200**	**0**	**0**	**0**	**0**	0	**75.200**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	75.200	0	0	0	0	0	75.200
404	09	02	00	Equipos de computación	75.200	0	0	0	0	0	75.200
				Totales	**164.862**	**0**	**0**	**0**	**0**	0	**164.862**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115728 590060000 DESARROLLO Y OPTIMIZACIÓN DE SISTEMAS DE INFORMACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO Y TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590060002 DESARROLLO E IMPLEMENTACIÓN DE UN SISTEMA DE INFORMACIÓN PARA LA DIRECCIÓN DE ENERGÍA ATÓMICA

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.135**	**0**	**0**	**0**	**0**	0	**14.135**
402	05	00	00	Productos de papel, cartón e impresos	3.667	0	0	0	0	0	3.667
402	05	03	00	Productos de papel y cartón para oficina	3.667	0	0	0	0	0	3.667
402	06	00	00	Productos químicos y derivados	366	0	0	0	0	0	366
402	06	08	00	Productos plásticos	366	0	0	0	0	0	366
402	08	00	00	Productos metálicos	497	0	0	0	0	0	497
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	497	0	0	0	0	0	497
402	10	00	00	Productos varios y útiles diversos	9.605	0	0	0	0	0	9.605
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.325	0	0	0	0	0	4.325
402	10	08	00	Materiales para equipos de computación	5.280	0	0	0	0	0	5.280
403	**00**	**00**	**00**	**Servicios no personales**	**19.615**	**0**	**0**	**0**	**0**	0	**19.615**
403	10	00	00	Servicios profesionales y técnicos	16.000	0	0	0	0	0	16.000
403	10	07	00	Servicios de capacitación y adiestramiento	16.000	0	0	0	0	0	16.000
403	18	00	00	Impuestos indirectos	3.615	0	0	0	0	0	3.615
403	18	01	00	Impuesto al valor agregado	3.615	0	0	0	0	0	3.615
				Totales	**33.750**	**0**	**0**	**0**	**0**	0	**33.750**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115728 590060000 DESARROLLO Y OPTIMIZACIÓN DE SISTEMAS DE INFORMACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO Y TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590060003 ADECUACIÓN E INTEGRACIÓN DEL ERP CON OTROS SISTEMAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**8.549.935**	**0**	**0**	**0**	**0**	0	**8.549.935**
401	01	00	00	Sueldos, salarios y otras retribuciones	879.340	0	0	0	0	0	879.340
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	257.783	0	0	0	0	0	257.783
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	56.837	0	0	0	0	0	56.837
401	01	99	00	Otras retribuciones	564.720	0	0	0	0	0	564.720
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	173.382	0	0	0	0	0	173.382
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	151.710	0	0	0	0	0	151.710
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	21.672	0	0	0	0	0	21.672
401	03	00	00	Primas	351.227	0	0	0	0	0	351.227
401	03	08	00	Primas de profesionalización a empleados	37.754	0	0	0	0	0	37.754
401	03	09	00	Primas por antigüedad a empleados	164.280	0	0	0	0	0	164.280
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	149.193	0	0	0	0	0	149.193
401	04	00	00	Complementos de sueldos y salarios	2.369.355	0	0	0	0	0	2.369.355
401	04	08	00	Bono compensatorio de alimentación a empleados	196.650	0	0	0	0	0	196.650
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	58.995	0	0	0	0	0	58.995
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	405.771	0	0	0	0	0	405.771
401	04	96	00	Otros complementos a empleados	1.707.939	0	0	0	0	0	1.707.939
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.585.284	0	0	0	0	0	1.585.284
401	05	01	00	Aguinaldos a empleados	853.970	0	0	0	0	0	853.970
401	05	03	00	Bono vacacional a empleados	426.985	0	0	0	0	0	426.985
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	202.886	0	0	0	0	0	202.886
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	101.443	0	0	0	0	0	101.443
401	06	00	00	Aportes patronales y legales	345.104	0	0	0	0	0	345.104
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	58.035	0	0	0	0	0	58.035

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115728 590060000 DESARROLLO Y OPTIMIZACIÓN DE SISTEMAS DE INFORMACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO Y TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590060003 ADECUACIÓN E INTEGRACIÓN DEL ERP CON OTROS SISTEMAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	118.801	0	0	0	0	0	118.801
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	16.356	0	0	0	0	0	16.356
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	79.200	0	0	0	0	0	79.200
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	15.566	0	0	0	0	0	15.566
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	34.288	0	0	0	0	0	34.288
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	22.858	0	0	0	0	0	22.858
401	07	00	00	Asistencia socio-económica	2.089.873	0	0	0	0	0	2.089.873
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.672.545	0	0	0	0	0	1.672.545
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	417.328	0	0	0	0	0	417.328
401	08	00	00	Prestaciones sociales e indemnizaciones	756.370	0	0	0	0	0	756.370
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	593.243	0	0	0	0	0	593.243
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	163.127	0	0	0	0	0	163.127
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**51.199**	**0**	**0**	**0**	**0**	0	**51.199**
402	05	00	00	Productos de papel, cartón e impresos	6.970	0	0	0	0	0	6.970
402	05	01	00	Pulpa de madera, papel y cartón	1.730	0	0	0	0	0	1.730
402	05	03	00	Productos de papel y cartón para oficina	5.240	0	0	0	0	0	5.240
402	06	00	00	Productos químicos y derivados	346	0	0	0	0	0	346
402	06	08	00	Productos plásticos	346	0	0	0	0	0	346
402	08	00	00	Productos metálicos	198	0	0	0	0	0	198
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	198	0	0	0	0	0	198
402	10	00	00	Productos varios y útiles diversos	43.685	0	0	0	0	0	43.685
402	10	02	00	Materiales y útiles de limpieza y aseo	683	0	0	0	0	0	683
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.202	0	0	0	0	0	6.202

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115728 590060000 DESARROLLO Y OPTIMIZACIÓN DE SISTEMAS DE INFORMACIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO Y TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: SISTEMA **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE SISTEMAS Y TECNOLOGÍAS DE LA INFORMACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590060003 ADECUACIÓN E INTEGRACIÓN DEL ERP CON OTROS SISTEMAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	36.800	0	0	0	0	0	36.800
403	**00**	**00**	**00**	**Servicios no personales**	**534.188**	**0**	**0**	**0**	**0**	0	**534.188**
403	09	00	00	Viáticos y pasajes	52.589	0	0	0	0	0	52.589
403	09	01	00	Viáticos y pasajes dentro del país	52.589	0	0	0	0	0	52.589
403	10	00	00	Servicios profesionales y técnicos	411.984	0	0	0	0	0	411.984
403	10	03	00	Servicios de procesamiento de datos	380.000	0	0	0	0	0	380.000
403	10	07	00	Servicios de capacitación y adiestramiento	31.984	0	0	0	0	0	31.984
403	18	00	00	Impuestos indirectos	68.337	0	0	0	0	0	68.337
403	18	01	00	Impuesto al valor agregado	68.337	0	0	0	0	0	68.337
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.278	0	0	0	0	0	1.278
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.278	0	0	0	0	0	1.278
404	**00**	**00**	**00**	**Activos reales**	**80.000**	**0**	**0**	**0**	**0**	0	**80.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	23.840	0	0	0	0	0	23.840
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	23.840	0	0	0	0	0	23.840
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	56.160	0	0	0	0	0	56.160
404	09	02	00	Equipos de computación	56.160	0	0	0	0	0	56.160
				Totales	**9.215.322**	**0**	**0**	**0**	**0**	0	**9.215.322**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115655 590061000 CREACIÓN DEL ALMACÉN DE UNA UNIDAD DE GESTIÓN DE FUENTES SELLADAS EN DESUSO Y DESECHOS RADIACTIVOS

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: LOCAL **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.563.194**	**0**	**0**	**0**	**0**	**0**	**2.563.194**
401	01	00	00	Sueldos, salarios y otras retribuciones	246.231	0	0	0	0	0	246.231
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	95.991	0	0	0	0	0	95.991
401	01	99	00	Otras retribuciones	150.240	0	0	0	0	0	150.240
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	68.061	0	0	0	0	0	68.061
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	68.061	0	0	0	0	0	68.061
401	03	00	00	Primas	62.735	0	0	0	0	0	62.735
401	03	08	00	Primas de profesionalización a empleados	11.519	0	0	0	0	0	11.519
401	03	09	00	Primas por antigüedad a empleados	51.216	0	0	0	0	0	51.216
401	04	00	00	Complementos de sueldos y salarios	729.096	0	0	0	0	0	729.096
401	04	08	00	Bono compensatorio de alimentación a empleados	78.660	0	0	0	0	0	78.660
401	04	96	00	Otros complementos a empleados	650.436	0	0	0	0	0	650.436
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	487.827	0	0	0	0	0	487.827
401	05	01	00	Aguinaldos a empleados	325.218	0	0	0	0	0	325.218
401	05	03	00	Bono vacacional a empleados	162.609	0	0	0	0	0	162.609
401	06	00	00	Aportes patronales y legales	103.354	0	0	0	0	0	103.354
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	22.573	0	0	0	0	0	22.573
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	45.459	0	0	0	0	0	45.459
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	5.016	0	0	0	0	0	5.016
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	30.306	0	0	0	0	0	30.306
401	07	00	00	Asistencia socio-económica	638.382	0	0	0	0	0	638.382
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	638.382	0	0	0	0	0	638.382
401	08	00	00	Prestaciones sociales e indemnizaciones	227.508	0	0	0	0	0	227.508
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	227.508	0	0	0	0	0	227.508
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.746**	**0**	**0**	**0**	**0**	**0**	**8.746**
402	05	00	00	Productos de papel, cartón e impresos	1.950	0	0	0	0	0	1.950
402	05	03	00	Productos de papel y cartón para oficina	1.950	0	0	0	0	0	1.950
402	10	00	00	Productos varios y útiles diversos	6.796	0	0	0	0	0	6.796

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115655 590061000 CREACIÓN DEL ALMACÉN DE UNA UNIDAD DE GESTIÓN DE FUENTES SELLADAS EN DESUSO Y DESECHOS RADIACTIVOS

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: LOCAL **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.060	0	0	0	0	0	1.060
402	10	08	00	Materiales para equipos de computación	5.736	0	0	0	0	0	5.736
403	**00**	**00**	**00**	**Servicios no personales**	**770.654**	**0**	**0**	**0**	**0**	**0**	**770.654**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.000	0	0	0	0	0	2.000
403	07	02	00	Imprenta y reproducción	2.000	0	0	0	0	0	2.000
403	09	00	00	Viáticos y pasajes	188.325	0	0	0	0	0	188.325
403	09	01	00	Viáticos y pasajes dentro del país	188.325	0	0	0	0	0	188.325
403	10	00	00	Servicios profesionales y técnicos	400.000	0	0	0	0	0	400.000
403	10	99	00	Otros servicios profesionales y técnicos	400.000	0	0	0	0	0	400.000
403	18	00	00	Impuestos indirectos	179.936	0	0	0	0	0	179.936
403	18	01	00	Impuesto al valor agregado	179.936	0	0	0	0	0	179.936
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	393	0	0	0	0	0	393
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	393	0	0	0	0	0	393
404	**00**	**00**	**00**	**Activos reales**	**900.000**	**0**	**0**	**0**	**0**	**0**	**900.000**
404	15	00	00	Construcciones del dominio privado	900.000	0	0	0	0	0	900.000
404	15	02	00	Construcciones de edificaciones militares y de seguridad	900.000	0	0	0	0	0	900.000
				Totales	**4.242.594**	**0**	**0**	**0**	**0**	**0**	**4.242.594**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115655 590061000 CREACIÓN DEL ALMACÉN DE UNA UNIDAD DE GESTIÓN DE FUENTES SELLADAS EN DESUSO Y DESECHOS RADIACTIVOS

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: LOCAL **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115655 590061000 CREACIÓN DEL ALMACÉN DE UNA UNIDAD DE GESTIÓN DE FUENTES SELLADAS EN DESUSO Y DESECHOS RADIACTIVOS

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: LOCAL **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590061001 EVALUACIÓN DE ESTUDIO DE INGENIERÍA CONCEPTUAL, BÁSICA Y DE DETALLE DEL PROYECTO

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.563.194**	**0**	**0**	**0**	**0**	0	**2.563.194**
401	01	00	00	Sueldos, salarios y otras retribuciones	246.231	0	0	0	0	0	246.231
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	95.991	0	0	0	0	0	95.991
401	01	99	00	Otras retribuciones	150.240	0	0	0	0	0	150.240
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	68.061	0	0	0	0	0	68.061
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	68.061	0	0	0	0	0	68.061
401	03	00	00	Primas	62.735	0	0	0	0	0	62.735
401	03	08	00	Primas de profesionalización a empleados	11.519	0	0	0	0	0	11.519
401	03	09	00	Primas por antigüedad a empleados	51.216	0	0	0	0	0	51.216
401	04	00	00	Complementos de sueldos y salarios	729.096	0	0	0	0	0	729.096
401	04	08	00	Bono compensatorio de alimentación a empleados	78.660	0	0	0	0	0	78.660
401	04	96	00	Otros complementos a empleados	650.436	0	0	0	0	0	650.436
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	487.827	0	0	0	0	0	487.827
401	05	01	00	Aguinaldos a empleados	325.218	0	0	0	0	0	325.218
401	05	03	00	Bono vacacional a empleados	162.609	0	0	0	0	0	162.609
401	06	00	00	Aportes patronales y legales	103.354	0	0	0	0	0	103.354
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	22.573	0	0	0	0	0	22.573
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	45.459	0	0	0	0	0	45.459
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	5.016	0	0	0	0	0	5.016
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	30.306	0	0	0	0	0	30.306
401	07	00	00	Asistencia socio-económica	638.382	0	0	0	0	0	638.382
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	638.382	0	0	0	0	0	638.382
401	08	00	00	Prestaciones sociales e indemnizaciones	227.508	0	0	0	0	0	227.508
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	227.508	0	0	0	0	0	227.508

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115655 590061000 CREACIÓN DEL ALMACÉN DE UNA UNIDAD DE GESTIÓN DE FUENTES SELLADAS EN DESUSO Y DESECHOS RADIACTIVOS

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: LOCAL **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590061001 EVALUACIÓN DE ESTUDIO DE INGENIERÍA CONCEPTUAL, BÁSICA Y DE DETALLE DEL PROYECTO

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.373**	**0**	**0**	**0**	**0**	0	**4.373**
402	05	00	00	Productos de papel, cartón e impresos	975	0	0	0	0	0	975
402	05	03	00	Productos de papel y cartón para oficina	975	0	0	0	0	0	975
402	10	00	00	Productos varios y útiles diversos	3.398	0	0	0	0	0	3.398
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	530	0	0	0	0	0	530
402	10	08	00	Materiales para equipos de computación	2.868	0	0	0	0	0	2.868
403	**00**	**00**	**00**	**Servicios no personales**	**323.931**	**0**	**0**	**0**	**0**	0	**323.931**
403	07	00	00	Servicios de información, impresión y relaciones públicas	840	0	0	0	0	0	840
403	07	02	00	Imprenta y reproducción	840	0	0	0	0	0	840
403	09	00	00	Viáticos y pasajes	79.097	0	0	0	0	0	79.097
403	09	01	00	Viáticos y pasajes dentro del país	79.097	0	0	0	0	0	79.097
403	10	00	00	Servicios profesionales y técnicos	168.000	0	0	0	0	0	168.000
403	10	99	00	Otros servicios profesionales y técnicos	168.000	0	0	0	0	0	168.000
403	18	00	00	Impuestos indirectos	75.601	0	0	0	0	0	75.601
403	18	01	00	Impuesto al valor agregado	75.601	0	0	0	0	0	75.601
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	393	0	0	0	0	0	393
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	393	0	0	0	0	0	393
				Totales	**2.891.498**	**0**	**0**	**0**	**0**	0	**2.891.498**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115655 590061000 CREACIÓN DEL ALMACÉN DE UNA UNIDAD DE GESTIÓN DE FUENTES SELLADAS EN DESUSO Y DESECHOS RADIACTIVOS

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: LOCAL **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590061002 CONTRATACIÓN DE EMPRESA PARA LA CREACIÓN DEL ALMACÉN

UNIDAD DE MEDIDA: CONTRATO / REUNIÓN / PÚBLICA **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.373**	**0**	**0**	**0**	**0**	0	**4.373**
402	05	00	00	Productos de papel, cartón e impresos	975	0	0	0	0	0	975
402	05	03	00	Productos de papel y cartón para oficina	975	0	0	0	0	0	975
402	10	00	00	Productos varios y útiles diversos	3.398	0	0	0	0	0	3.398
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	530	0	0	0	0	0	530
402	10	08	00	Materiales para equipos de computación	2.868	0	0	0	0	0	2.868
403	**00**	**00**	**00**	**Servicios no personales**	**446.723**	**0**	**0**	**0**	**0**	0	**446.723**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.160	0	0	0	0	0	1.160
403	07	02	00	Imprenta y reproducción	1.160	0	0	0	0	0	1.160
403	09	00	00	Viáticos y pasajes	109.228	0	0	0	0	0	109.228
403	09	01	00	Viáticos y pasajes dentro del país	109.228	0	0	0	0	0	109.228
403	10	00	00	Servicios profesionales y técnicos	232.000	0	0	0	0	0	232.000
403	10	99	00	Otros servicios profesionales y técnicos	232.000	0	0	0	0	0	232.000
403	18	00	00	Impuestos indirectos	104.335	0	0	0	0	0	104.335
403	18	01	00	Impuesto al valor agregado	104.335	0	0	0	0	0	104.335
				Totales	**451.096**	**0**	**0**	**0**	**0**	0	**451.096**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115655 590061000 CREACIÓN DEL ALMACÉN DE UNA UNIDAD DE GESTIÓN DE FUENTES SELLADAS EN DESUSO Y DESECHOS RADIACTIVOS

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE OTRAS FUENTES DE ENERGÍAS ALTERNATIVAS

UNIDAD DE MEDIDA: LOCAL **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590061003 CREACIÓN DE ALMACÉN CENTRALIZADO DE FUENTES SELLADAS EN DESUSO Y DESECHOS RADIACTIVOS

UNIDAD DE MEDIDA: LOCAL **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**900.000**	**0**	**0**	**0**	**0**	0	**900.000**
404	15	00	00	Construcciones del dominio privado	900.000	0	0	0	0	0	900.000
404	15	02	00	Construcciones de edificaciones militares y de seguridad	900.000	0	0	0	0	0	900.000
				Totales	**900.000**	**0**	**0**	**0**	**0**	0	**900.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115817 590062000 IMPLEMENTACIÓN DE UN PROGRAMA DE SEGURIDAD DE LA INFORMACIÓN PARA EL SEN, ORIENTADO A LA PREVENCIÓN, CONTROL Y ANÁLISIS DE RIESGOS DE LOS DATOS E INFORMACIÓN QUE MANEJA EL SECTOR

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.953.489**	**0**	**0**	**0**	**0**	**0**	**2.953.489**
402	01	00	00	Productos alimenticios y agropecuarios	793.570	0	0	0	0	0	793.570
402	01	01	00	Alimentos y bebidas para personas	793.570	0	0	0	0	0	793.570
402	03	00	00	Textiles y vestuarios	546.259	0	0	0	0	0	546.259
402	03	01	00	Textiles	126.854	0	0	0	0	0	126.854
402	03	02	00	Prendas de vestir	219.435	0	0	0	0	0	219.435
402	03	03	00	Calzados	199.970	0	0	0	0	0	199.970
402	04	00	00	Productos de cuero y caucho	93.334	0	0	0	0	0	93.334
402	04	03	00	Cauchos y tripas para vehículos	93.334	0	0	0	0	0	93.334
402	05	00	00	Productos de papel, cartón e impresos	333.697	0	0	0	0	0	333.697
402	05	03	00	Productos de papel y cartón para oficina	96.154	0	0	0	0	0	96.154
402	05	04	00	Libros, revistas y periódicos	78.164	0	0	0	0	0	78.164
402	05	05	00	Material de enseñanza	130.826	0	0	0	0	0	130.826
402	05	06	00	Productos de papel y cartón para computación	15.169	0	0	0	0	0	15.169
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	13.384	0	0	0	0	0	13.384
402	06	00	00	Productos químicos y derivados	232.306	0	0	0	0	0	232.306
402	06	04	00	Productos farmacéuticos y medicamentos	22.873	0	0	0	0	0	22.873
402	06	06	00	Combustibles y lubricantes	209.433	0	0	0	0	0	209.433
402	08	00	00	Productos metálicos	550.612	0	0	0	0	0	550.612
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	11.183	0	0	0	0	0	11.183
402	08	07	00	Material de señalamiento	125.882	0	0	0	0	0	125.882
402	08	08	00	Material de educación	206.587	0	0	0	0	0	206.587
402	08	09	00	Repuestos y accesorios para equipos de transporte	191.977	0	0	0	0	0	191.977
402	08	10	00	Repuestos y accesorios para otros equipos	14.983	0	0	0	0	0	14.983
402	10	00	00	Productos varios y útiles diversos	342.470	0	0	0	0	0	342.470
402	10	02	00	Materiales y útiles de limpieza y aseo	21.247	0	0	0	0	0	21.247
402	10	03	00	Utensilios de cocina y comedor	4.816	0	0	0	0	0	4.816
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	35.763	0	0	0	0	0	35.763

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115817 590062000 IMPLEMENTACIÓN DE UN PROGRAMA DE SEGURIDAD DE LA INFORMACIÓN PARA EL SEN, ORIENTADO A LA PREVENCIÓN, CONTROL Y ANÁLISIS DE RIESGOS DE LOS DATOS E INFORMACIÓN QUE MANEJA EL SECTOR

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	211.441	0	0	0	0	0	211.441
402	10	08	00	Materiales para equipos de computación	31.103	0	0	0	0	0	31.103
402	10	11	00	Materiales eléctricos	38.100	0	0	0	0	0	38.100
402	99	00	00	Otros materiales y suministros	61.241	0	0	0	0	0	61.241
402	99	01	00	Otros materiales y suministros	61.241	0	0	0	0	0	61.241
403	**00**	**00**	**00**	**Servicios no personales**	**1.230.460**	**0**	**0**	**0**	**0**	**0**	**1.230.460**
403	02	00	00	Alquileres de maquinaria y equipos	18.192	0	0	0	0	0	18.192
403	02	99	00	Alquileres de otras maquinaria y equipos	18.192	0	0	0	0	0	18.192
403	03	00	00	Derechos sobre bienes intangibles	40.880	0	0	0	0	0	40.880
403	03	03	00	Paquetes y programas de computación	40.880	0	0	0	0	0	40.880
403	06	00	00	Servicios de transporte y almacenaje	8.982	0	0	0	0	0	8.982
403	06	03	00	Estacionamiento	8.982	0	0	0	0	0	8.982
403	07	00	00	Servicios de información, impresión y relaciones públicas	119.773	0	0	0	0	0	119.773
403	07	01	00	Publicidad y propaganda	53.937	0	0	0	0	0	53.937
403	07	02	00	Imprenta y reproducción	65.836	0	0	0	0	0	65.836
403	09	00	00	Viáticos y pasajes	320.754	0	0	0	0	0	320.754
403	09	01	00	Viáticos y pasajes dentro del país	320.754	0	0	0	0	0	320.754
403	10	00	00	Servicios profesionales y técnicos	110.788	0	0	0	0	0	110.788
403	10	99	00	Otros servicios profesionales y técnicos	110.788	0	0	0	0	0	110.788
403	18	00	00	Impuestos indirectos	497.457	0	0	0	0	0	497.457
403	18	01	00	Impuesto al valor agregado	497.457	0	0	0	0	0	497.457
403	99	00	00	Otros servicios no personales	113.634	0	0	0	0	0	113.634
403	99	01	00	Otros servicios no personales	113.634	0	0	0	0	0	113.634
404	**00**	**00**	**00**	**Activos reales**	**733.001**	**0**	**0**	**0**	**0**	**0**	**733.001**
404	01	00	00	Repuestos y reparaciones mayores	130.199	0	0	0	0	0	130.199
404	01	01	00	Repuestos mayores	82.013	0	0	0	0	0	82.013
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	28.793	0	0	0	0	0	28.793
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	48.166	0	0	0	0	0	48.166

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115817 590062000 IMPLEMENTACIÓN DE UN PROGRAMA DE SEGURIDAD DE LA INFORMACIÓN PARA EL SEN, ORIENTADO A LA PREVENCIÓN, CONTROL Y ANÁLISIS DE RIESGOS DE LOS DATOS E INFORMACIÓN QUE MANEJA EL SECTOR

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	5.054	0	0	0	0	0	5.054
404	01	02	00	Reparaciones mayores de maquinaria y equipos	48.186	0	0	0	0	0	48.186
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	48.186	0	0	0	0	0	48.186
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	148.562	0	0	0	0	0	148.562
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	28.199	0	0	0	0	0	28.199
404	03	06	00	Maquinaria y equipos de energía	120.363	0	0	0	0	0	120.363
404	04	00	00	Equipos de transporte, tracción y elevación	157.696	0	0	0	0	0	157.696
404	04	01	00	Vehículos automotores terrestres	89.854	0	0	0	0	0	89.854
404	04	99	00	Otros equipos de transporte, tracción y elevación	67.842	0	0	0	0	0	67.842
404	05	00	00	Equipos de comunicaciones y de señalamiento	19.747	0	0	0	0	0	19.747
404	05	01	00	Equipos de telecomunicaciones	8.982	0	0	0	0	0	8.982
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	10.765	0	0	0	0	0	10.765
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	41.050	0	0	0	0	0	41.050
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	41.050	0	0	0	0	0	41.050
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	104.375	0	0	0	0	0	104.375
404	09	01	00	Mobiliario y equipos de oficina	83.841	0	0	0	0	0	83.841
404	09	02	00	Equipos de computación	20.534	0	0	0	0	0	20.534
404	11	00	00	Inmuebles, maquinaria y equipos usados	54.617	0	0	0	0	0	54.617
404	11	05	00	Adquisición de maquinaria y equipos usados	54.617	0	0	0	0	0	54.617
404	11	05	01	Maquinaria y demás equipos de construcción, campo, industria y taller	24.391	0	0	0	0	0	24.391
404	11	05	04	Equipos médico - quirúrgicos, dentales y de veterinaria	10.171	0	0	0	0	0	10.171
404	11	05	05	Equipos científicos, religiosos, de enseñanza y recreación	20.055	0	0	0	0	0	20.055
404	99	00	00	Otros activos reales	76.755	0	0	0	0	0	76.755
404	99	01	00	Otros activos reales	76.755	0	0	0	0	0	76.755
				Totales	**4.916.950**	**0**	**0**	**0**	**0**	**0**	**4.916.950**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115817 590062000 IMPLEMENTACIÓN DE UN PROGRAMA DE SEGURIDAD DE LA INFORMACIÓN PARA EL SEN, ORIENTADO A LA PREVENCIÓN, CONTROL Y ANÁLISIS DE RIESGOS DE LOS DATOS E INFORMACIÓN QUE MANEJA EL SECTOR

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115817 590062000 IMPLEMENTACIÓN DE UN PROGRAMA DE SEGURIDAD DE LA INFORMACIÓN PARA EL SEN, ORIENTADO A LA PREVENCIÓN, CONTROL Y ANÁLISIS DE RIESGOS DE LOS DATOS E INFORMACIÓN QUE MANEJA EL SECTOR

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590062001 ELABORACIÓN DE DIAGNÓSTICOS EN LAS ÁREAS CRÍTICAS REFERENTE A LA SEGURIDAD DE LA INFORMACIÓN EN EL SECTOR

UNIDAD DE MEDIDA: INFORME **META:** 132

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.503.387**	**0**	**0**	**0**	**0**	0	**1.503.387**
402	01	00	00	Productos alimenticios y agropecuarios	260.804	0	0	0	0	0	260.804
402	01	01	00	Alimentos y bebidas para personas	260.804	0	0	0	0	0	260.804
402	03	00	00	Textiles y vestuarios	347.611	0	0	0	0	0	347.611
402	03	01	00	Textiles	126.854	0	0	0	0	0	126.854
402	03	02	00	Prendas de vestir	104.517	0	0	0	0	0	104.517
402	03	03	00	Calzados	116.240	0	0	0	0	0	116.240
402	04	00	00	Productos de cuero y caucho	32.399	0	0	0	0	0	32.399
402	04	03	00	Cauchos y tripas para vehículos	32.399	0	0	0	0	0	32.399
402	05	00	00	Productos de papel, cartón e impresos	174.983	0	0	0	0	0	174.983
402	05	03	00	Productos de papel y cartón para oficina	26.596	0	0	0	0	0	26.596
402	05	04	00	Libros, revistas y periódicos	42.441	0	0	0	0	0	42.441
402	05	05	00	Material de enseñanza	105.946	0	0	0	0	0	105.946
402	06	00	00	Productos químicos y derivados	183.379	0	0	0	0	0	183.379
402	06	04	00	Productos farmacéuticos y medicamentos	9.905	0	0	0	0	0	9.905
402	06	06	00	Combustibles y lubricantes	173.474	0	0	0	0	0	173.474
402	08	00	00	Productos metálicos	430.333	0	0	0	0	0	430.333
402	08	07	00	Material de señalamiento	125.882	0	0	0	0	0	125.882
402	08	08	00	Material de educación	171.867	0	0	0	0	0	171.867
402	08	09	00	Repuestos y accesorios para equipos de transporte	117.601	0	0	0	0	0	117.601
402	08	10	00	Repuestos y accesorios para otros equipos	14.983	0	0	0	0	0	14.983
402	10	00	00	Productos varios y útiles diversos	63.838	0	0	0	0	0	63.838
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	22.830	0	0	0	0	0	22.830
402	10	07	00	Productos de seguridad en el trabajo	9.905	0	0	0	0	0	9.905

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115817 590062000 IMPLEMENTACIÓN DE UN PROGRAMA DE SEGURIDAD DE LA INFORMACIÓN PARA EL SEN, ORIENTADO A LA PREVENCIÓN, CONTROL Y ANÁLISIS DE RIESGOS DE LOS DATOS E INFORMACIÓN QUE MANEJA EL SECTOR

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590062001 ELABORACIÓN DE DIAGNÓSTICOS EN LAS ÁREAS CRÍTICAS REFERENTE A LA SEGURIDAD DE LA INFORMACIÓN EN EL SECTOR

UNIDAD DE MEDIDA: INFORME **META:** 132

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	21.198	0	0	0	0	0	21.198
402	10	11	00	Materiales eléctricos	9.905	0	0	0	0	0	9.905
402	99	00	00	Otros materiales y suministros	10.040	0	0	0	0	0	10.040
402	99	01	00	Otros materiales y suministros	10.040	0	0	0	0	0	10.040
403	**00**	**00**	**00**	**Servicios no personales**	**734.939**	**0**	**0**	**0**	**0**	0	**734.939**
403	02	00	00	Alquileres de maquinaria y equipos	18.192	0	0	0	0	0	18.192
403	02	99	00	Alquileres de otras maquinaria y equipos	18.192	0	0	0	0	0	18.192
403	03	00	00	Derechos sobre bienes intangibles	40.880	0	0	0	0	0	40.880
403	03	03	00	Paquetes y programas de computación	40.880	0	0	0	0	0	40.880
403	06	00	00	Servicios de transporte y almacenaje	8.982	0	0	0	0	0	8.982
403	06	03	00	Estacionamiento	8.982	0	0	0	0	0	8.982
403	07	00	00	Servicios de información, impresión y relaciones públicas	74.840	0	0	0	0	0	74.840
403	07	01	00	Publicidad y propaganda	32.199	0	0	0	0	0	32.199
403	07	02	00	Imprenta y reproducción	42.641	0	0	0	0	0	42.641
403	09	00	00	Viáticos y pasajes	177.036	0	0	0	0	0	177.036
403	09	01	00	Viáticos y pasajes dentro del país	177.036	0	0	0	0	0	177.036
403	10	00	00	Servicios profesionales y técnicos	82.159	0	0	0	0	0	82.159
403	10	99	00	Otros servicios profesionales y técnicos	82.159	0	0	0	0	0	82.159
403	18	00	00	Impuestos indirectos	273.417	0	0	0	0	0	273.417
403	18	01	00	Impuesto al valor agregado	273.417	0	0	0	0	0	273.417
403	99	00	00	Otros servicios no personales	59.433	0	0	0	0	0	59.433
403	99	01	00	Otros servicios no personales	59.433	0	0	0	0	0	59.433
404	**00**	**00**	**00**	**Activos reales**	**461.521**	**0**	**0**	**0**	**0**	0	**461.521**
404	01	00	00	Repuestos y reparaciones mayores	101.406	0	0	0	0	0	101.406

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115817 590062000 IMPLEMENTACIÓN DE UN PROGRAMA DE SEGURIDAD DE LA INFORMACIÓN PARA EL SEN, ORIENTADO A LA PREVENCIÓN, CONTROL Y ANÁLISIS DE RIESGOS DE LOS DATOS E INFORMACIÓN QUE MANEJA EL SECTOR

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590062001 ELABORACIÓN DE DIAGNÓSTICOS EN LAS ÁREAS CRÍTICAS REFERENTE A LA SEGURIDAD DE LA INFORMACIÓN EN EL SECTOR

UNIDAD DE MEDIDA: INFORME **META:** 132

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	00	Repuestos mayores	53.220	0	0	0	0	0	53.220
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	48.166	0	0	0	0	0	48.166
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	5.054	0	0	0	0	0	5.054
404	01	02	00	Reparaciones mayores de maquinaria y equipos	48.186	0	0	0	0	0	48.186
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	48.186	0	0	0	0	0	48.186
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	120.363	0	0	0	0	0	120.363
404	03	06	00	Maquinaria y equipos de energía	120.363	0	0	0	0	0	120.363
404	04	00	00	Equipos de transporte, tracción y elevación	131.520	0	0	0	0	0	131.520
404	04	01	00	Vehículos automotores terrestres	63.678	0	0	0	0	0	63.678
404	04	99	00	Otros equipos de transporte, tracción y elevación	67.842	0	0	0	0	0	67.842
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	83.841	0	0	0	0	0	83.841
404	09	01	00	Mobiliario y equipos de oficina	83.841	0	0	0	0	0	83.841
404	11	00	00	Inmuebles, maquinaria y equipos usados	24.391	0	0	0	0	0	24.391
404	11	05	00	Adquisición de maquinaria y equipos usados	24.391	0	0	0	0	0	24.391
404	11	05	01	Maquinaria y demás equipos de construcción, campo, industria y taller	24.391	0	0	0	0	0	24.391
				Totales	**2.699.847**	**0**	**0**	**0**	**0**	0	**2.699.847**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115817 590062000 IMPLEMENTACIÓN DE UN PROGRAMA DE SEGURIDAD DE LA INFORMACIÓN PARA EL SEN, ORIENTADO A LA PREVENCIÓN, CONTROL Y ANÁLISIS DE RIESGOS DE LOS DATOS E INFORMACIÓN QUE MANEJA EL SECTOR

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590062002 DISEÑO E IMPLEMENTACIÓN DE ESTRATEGIAS DE LA SEGURIDAD DE LA INFORMACIÓN EN EL SISTEMA ELÉCTRICO NACIONAL (SEN)

UNIDAD DE MEDIDA: DOCUMENTO **META:** 12

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**344.954**	**0**	**0**	**0**	**0**	0	**344.954**
402	01	00	00	Productos alimenticios y agropecuarios	148.613	0	0	0	0	0	148.613
402	01	01	00	Alimentos y bebidas para personas	148.613	0	0	0	0	0	148.613
402	03	00	00	Textiles y vestuarios	58.546	0	0	0	0	0	58.546
402	03	02	00	Prendas de vestir	34.155	0	0	0	0	0	34.155
402	03	03	00	Calzados	24.391	0	0	0	0	0	24.391
402	04	00	00	Productos de cuero y caucho	14.366	0	0	0	0	0	14.366
402	04	03	00	Cauchos y tripas para vehículos	14.366	0	0	0	0	0	14.366
402	05	00	00	Productos de papel, cartón e impresos	50.579	0	0	0	0	0	50.579
402	05	03	00	Productos de papel y cartón para oficina	28.193	0	0	0	0	0	28.193
402	05	04	00	Libros, revistas y periódicos	9.442	0	0	0	0	0	9.442
402	05	05	00	Material de enseñanza	12.944	0	0	0	0	0	12.944
402	06	00	00	Productos químicos y derivados	21.069	0	0	0	0	0	21.069
402	06	06	00	Combustibles y lubricantes	21.069	0	0	0	0	0	21.069
402	08	00	00	Productos metálicos	11.183	0	0	0	0	0	11.183
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	11.183	0	0	0	0	0	11.183
402	10	00	00	Productos varios y útiles diversos	27.654	0	0	0	0	0	27.654
402	10	03	00	Utensilios de cocina y comedor	4.816	0	0	0	0	0	4.816
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	12.933	0	0	0	0	0	12.933
402	10	08	00	Materiales para equipos de computación	9.905	0	0	0	0	0	9.905
402	99	00	00	Otros materiales y suministros	12.944	0	0	0	0	0	12.944
402	99	01	00	Otros materiales y suministros	12.944	0	0	0	0	0	12.944
403	**00**	**00**	**00**	**Servicios no personales**	**132.067**	**0**	**0**	**0**	**0**	0	**132.067**
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.411	0	0	0	0	0	10.411

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115817 590062000 IMPLEMENTACIÓN DE UN PROGRAMA DE SEGURIDAD DE LA INFORMACIÓN PARA EL SEN, ORIENTADO A LA PREVENCIÓN, CONTROL Y ANÁLISIS DE RIESGOS DE LOS DATOS E INFORMACIÓN QUE MANEJA EL SECTOR

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590062002 DISEÑO E IMPLEMENTACIÓN DE ESTRATEGIAS DE LA SEGURIDAD DE LA INFORMACIÓN EN EL SISTEMA ELÉCTRICO NACIONAL (SEN)

UNIDAD DE MEDIDA: DOCUMENTO **META:** 12

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	10.411	0	0	0	0	0	10.411
403	09	00	00	Viáticos y pasajes	40.244	0	0	0	0	0	40.244
403	09	01	00	Viáticos y pasajes dentro del país	40.244	0	0	0	0	0	40.244
403	10	00	00	Servicios profesionales y técnicos	15.605	0	0	0	0	0	15.605
403	10	99	00	Otros servicios profesionales y técnicos	15.605	0	0	0	0	0	15.605
403	18	00	00	Impuestos indirectos	56.052	0	0	0	0	0	56.052
403	18	01	00	Impuesto al valor agregado	56.052	0	0	0	0	0	56.052
403	99	00	00	Otros servicios no personales	9.755	0	0	0	0	0	9.755
403	99	01	00	Otros servicios no personales	9.755	0	0	0	0	0	9.755
404	**00**	**00**	**00**	**Activos reales**	**76.014**	**0**	**0**	**0**	**0**	0	**76.014**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	28.199	0	0	0	0	0	28.199
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	28.199	0	0	0	0	0	28.199
404	04	00	00	Equipos de transporte, tracción y elevación	26.176	0	0	0	0	0	26.176
404	04	01	00	Vehículos automotores terrestres	26.176	0	0	0	0	0	26.176
404	05	00	00	Equipos de comunicaciones y de señalamiento	8.982	0	0	0	0	0	8.982
404	05	01	00	Equipos de telecomunicaciones	8.982	0	0	0	0	0	8.982
404	99	00	00	Otros activos reales	12.657	0	0	0	0	0	12.657
404	99	01	00	Otros activos reales	12.657	0	0	0	0	0	12.657
				Totales	**553.035**	**0**	**0**	**0**	**0**	0	**553.035**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115817 590062000 IMPLEMENTACIÓN DE UN PROGRAMA DE SEGURIDAD DE LA INFORMACIÓN PARA EL SEN, ORIENTADO A LA PREVENCIÓN, CONTROL Y ANÁLISIS DE RIESGOS DE LOS DATOS E INFORMACIÓN QUE MANEJA EL SECTOR

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590062003 DEFINICIÓN DE LAS ACTIVIDADES A EJECUTAR DEL PROGRAMA A TRAVÉS DE LA ELABORACIÓN Y REVISIÓN CONSTANTE DEL PLAN DE ACCIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**344.570**	**0**	**0**	**0**	**0**	0	**344.570**
402	01	00	00	Productos alimenticios y agropecuarios	141.505	0	0	0	0	0	141.505
402	01	01	00	Alimentos y bebidas para personas	141.505	0	0	0	0	0	141.505
402	03	00	00	Textiles y vestuarios	21.439	0	0	0	0	0	21.439
402	03	02	00	Prendas de vestir	10.282	0	0	0	0	0	10.282
402	03	03	00	Calzados	11.157	0	0	0	0	0	11.157
402	04	00	00	Productos de cuero y caucho	14.684	0	0	0	0	0	14.684
402	04	03	00	Cauchos y tripas para vehículos	14.684	0	0	0	0	0	14.684
402	05	00	00	Productos de papel, cartón e impresos	35.437	0	0	0	0	0	35.437
402	05	03	00	Productos de papel y cartón para oficina	20.292	0	0	0	0	0	20.292
402	05	04	00	Libros, revistas y periódicos	15.145	0	0	0	0	0	15.145
402	08	00	00	Productos metálicos	74.376	0	0	0	0	0	74.376
402	08	09	00	Repuestos y accesorios para equipos de transporte	74.376	0	0	0	0	0	74.376
402	10	00	00	Productos varios y útiles diversos	39.945	0	0	0	0	0	39.945
402	10	07	00	Productos de seguridad en el trabajo	39.945	0	0	0	0	0	39.945
402	99	00	00	Otros materiales y suministros	17.184	0	0	0	0	0	17.184
402	99	01	00	Otros materiales y suministros	17.184	0	0	0	0	0	17.184
403	**00**	**00**	**00**	**Servicios no personales**	**132.451**	**0**	**0**	**0**	**0**	0	**132.451**
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.373	0	0	0	0	0	10.373
403	07	01	00	Publicidad y propaganda	10.373	0	0	0	0	0	10.373
403	09	00	00	Viáticos y pasajes	52.618	0	0	0	0	0	52.618
403	09	01	00	Viáticos y pasajes dentro del país	52.618	0	0	0	0	0	52.618
403	10	00	00	Servicios profesionales y técnicos	13.024	0	0	0	0	0	13.024
403	10	99	00	Otros servicios profesionales y técnicos	13.024	0	0	0	0	0	13.024

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115817 590062000 IMPLEMENTACIÓN DE UN PROGRAMA DE SEGURIDAD DE LA INFORMACIÓN PARA EL SEN, ORIENTADO A LA PREVENCIÓN, CONTROL Y ANÁLISIS DE RIESGOS DE LOS DATOS E INFORMACIÓN QUE MANEJA EL SECTOR

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590062003 DEFINICIÓN DE LAS ACTIVIDADES A EJECUTAR DEL PROGRAMA A TRAVÉS DE LA ELABORACIÓN Y REVISIÓN CONSTANTE DEL PLAN DE ACCIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	56.436	0	0	0	0	0	56.436
403	18	01	00	Impuesto al valor agregado	56.436	0	0	0	0	0	56.436
404	**00**	**00**	**00**	**Activos reales**	**76.014**	**0**	**0**	**0**	**0**	0	**76.014**
404	01	00	00	Repuestos y reparaciones mayores	28.793	0	0	0	0	0	28.793
404	01	01	00	Repuestos mayores	28.793	0	0	0	0	0	28.793
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	28.793	0	0	0	0	0	28.793
404	05	00	00	Equipos de comunicaciones y de señalamiento	10.765	0	0	0	0	0	10.765
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	10.765	0	0	0	0	0	10.765
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	12.968	0	0	0	0	0	12.968
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	12.968	0	0	0	0	0	12.968
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.534	0	0	0	0	0	20.534
404	09	02	00	Equipos de computación	20.534	0	0	0	0	0	20.534
404	99	00	00	Otros activos reales	2.954	0	0	0	0	0	2.954
404	99	01	00	Otros activos reales	2.954	0	0	0	0	0	2.954
				Totales	**553.035**	**0**	**0**	**0**	**0**	0	**553.035**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115817 590062000 IMPLEMENTACIÓN DE UN PROGRAMA DE SEGURIDAD DE LA INFORMACIÓN PARA EL SEN, ORIENTADO A LA PREVENCIÓN, CONTROL Y ANÁLISIS DE RIESGOS DE LOS DATOS E INFORMACIÓN QUE MANEJA EL SECTOR

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590062004 EJECUCIÓN DE ACTIVIDADES DE FORMACIÓN AL TRABAJADOR O TRABAJADORA EN MATERIA DE SEGURIDAD DE LA INFORMACIÓN

UNIDAD DE MEDIDA: CHARLA **META:** 160

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**760.578**	**0**	**0**	**0**	**0**	**0**	**760.578**
402	01	00	00	Productos alimenticios y agropecuarios	242.648	0	0	0	0	0	242.648
402	01	01	00	Alimentos y bebidas para personas	242.648	0	0	0	0	0	242.648
402	03	00	00	Textiles y vestuarios	118.663	0	0	0	0	0	118.663
402	03	02	00	Prendas de vestir	70.481	0	0	0	0	0	70.481
402	03	03	00	Calzados	48.182	0	0	0	0	0	48.182
402	04	00	00	Productos de cuero y caucho	31.885	0	0	0	0	0	31.885
402	04	03	00	Cauchos y tripas para vehículos	31.885	0	0	0	0	0	31.885
402	05	00	00	Productos de papel, cartón e impresos	72.698	0	0	0	0	0	72.698
402	05	03	00	Productos de papel y cartón para oficina	21.073	0	0	0	0	0	21.073
402	05	04	00	Libros, revistas y periódicos	11.136	0	0	0	0	0	11.136
402	05	05	00	Material de enseñanza	11.936	0	0	0	0	0	11.936
402	05	06	00	Productos de papel y cartón para computación	15.169	0	0	0	0	0	15.169
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	13.384	0	0	0	0	0	13.384
402	06	00	00	Productos químicos y derivados	27.858	0	0	0	0	0	27.858
402	06	04	00	Productos farmacéuticos y medicamentos	12.968	0	0	0	0	0	12.968
402	06	06	00	Combustibles y lubricantes	14.890	0	0	0	0	0	14.890
402	08	00	00	Productos metálicos	34.720	0	0	0	0	0	34.720
402	08	08	00	Material de educación	34.720	0	0	0	0	0	34.720
402	10	00	00	Productos varios y útiles diversos	211.033	0	0	0	0	0	211.033
402	10	02	00	Materiales y útiles de limpieza y aseo	21.247	0	0	0	0	0	21.247
402	10	07	00	Productos de seguridad en el trabajo	161.591	0	0	0	0	0	161.591
402	10	11	00	Materiales eléctricos	28.195	0	0	0	0	0	28.195
402	99	00	00	Otros materiales y suministros	21.073	0	0	0	0	0	21.073

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115817 590062000 IMPLEMENTACIÓN DE UN PROGRAMA DE SEGURIDAD DE LA INFORMACIÓN PARA EL SEN, ORIENTADO A LA PREVENCIÓN, CONTROL Y ANÁLISIS DE RIESGOS DE LOS DATOS E INFORMACIÓN QUE MANEJA EL SECTOR

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PROGRAMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590062004 EJECUCIÓN DE ACTIVIDADES DE FORMACIÓN AL TRABAJADOR O TRABAJADORA EN MATERIA DE SEGURIDAD DE LA INFORMACIÓN

UNIDAD DE MEDIDA: CHARLA **META:** 160

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	01	00	Otros materiales y suministros	21.073	0	0	0	0	0	21.073
403	**00**	**00**	**00**	**Servicios no personales**	**231.003**	**0**	**0**	**0**	**0**	0	**231.003**
403	07	00	00	Servicios de información, impresión y relaciones públicas	24.149	0	0	0	0	0	24.149
403	07	01	00	Publicidad y propaganda	11.365	0	0	0	0	0	11.365
403	07	02	00	Imprenta y reproducción	12.784	0	0	0	0	0	12.784
403	09	00	00	Viáticos y pasajes	50.856	0	0	0	0	0	50.856
403	09	01	00	Viáticos y pasajes dentro del país	50.856	0	0	0	0	0	50.856
403	18	00	00	Impuestos indirectos	111.552	0	0	0	0	0	111.552
403	18	01	00	Impuesto al valor agregado	111.552	0	0	0	0	0	111.552
403	99	00	00	Otros servicios no personales	44.446	0	0	0	0	0	44.446
403	99	01	00	Otros servicios no personales	44.446	0	0	0	0	0	44.446
404	**00**	**00**	**00**	**Activos reales**	**119.452**	**0**	**0**	**0**	**0**	0	**119.452**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	28.082	0	0	0	0	0	28.082
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	28.082	0	0	0	0	0	28.082
404	11	00	00	Inmuebles, maquinaria y equipos usados	30.226	0	0	0	0	0	30.226
404	11	05	00	Adquisición de maquinaria y equipos usados	30.226	0	0	0	0	0	30.226
404	11	05	04	Equipos médico - quirúrgicos, dentales y de veterinaria	10.171	0	0	0	0	0	10.171
404	11	05	05	Equipos científicos, religiosos, de enseñanza y recreación	20.055	0	0	0	0	0	20.055
404	99	00	00	Otros activos reales	61.144	0	0	0	0	0	61.144
404	99	01	00	Otros activos reales	61.144	0	0	0	0	0	61.144
				Totales	**1.111.033**	**0**	**0**	**0**	**0**	0	**1.111.033**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115741 590063000 ESTABLECIMIENTO DE UN CENTRO DE MONITOREO DEL SECTOR ELÉCTRICO NACIONAL EN EL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**372.628**	**0**	**0**	**0**	**0**	**0**	**372.628**
402	01	00	00	Productos alimenticios y agropecuarios	101.295	0	0	0	0	0	101.295
402	01	01	00	Alimentos y bebidas para personas	101.295	0	0	0	0	0	101.295
402	03	00	00	Textiles y vestuarios	78.150	0	0	0	0	0	78.150
402	03	01	00	Textiles	5.500	0	0	0	0	0	5.500
402	03	02	00	Prendas de vestir	36.350	0	0	0	0	0	36.350
402	03	03	00	Calzados	23.300	0	0	0	0	0	23.300
402	03	99	00	Otros productos textiles y vestuarios	13.000	0	0	0	0	0	13.000
402	04	00	00	Productos de cuero y caucho	39.500	0	0	0	0	0	39.500
402	04	03	00	Cauchos y tripas para vehículos	22.000	0	0	0	0	0	22.000
402	04	99	00	Otros productos de cuero y caucho	17.500	0	0	0	0	0	17.500
402	05	00	00	Productos de papel, cartón e impresos	47.484	0	0	0	0	0	47.484
402	05	01	00	Pulpa de madera, papel y cartón	13.000	0	0	0	0	0	13.000
402	05	02	00	Envases y cajas de papel y cartón	18.000	0	0	0	0	0	18.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	05	04	00	Libros, revistas y periódicos	1.200	0	0	0	0	0	1.200
402	05	05	00	Material de enseñanza	1.010	0	0	0	0	0	1.010
402	05	06	00	Productos de papel y cartón para computación	1.124	0	0	0	0	0	1.124
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.150	0	0	0	0	0	2.150
402	05	99	00	Otros productos de pulpa, papel y cartón	6.000	0	0	0	0	0	6.000
402	06	00	00	Productos químicos y derivados	11.797	0	0	0	0	0	11.797
402	06	03	00	Tintas, pinturas y colorantes	752	0	0	0	0	0	752
402	06	06	00	Combustibles y lubricantes	4.245	0	0	0	0	0	4.245
402	06	08	00	Productos plásticos	6.800	0	0	0	0	0	6.800
402	08	00	00	Productos metálicos	48.032	0	0	0	0	0	48.032
402	08	08	00	Material de educación	1.532	0	0	0	0	0	1.532
402	08	09	00	Repuestos y accesorios para equipos de transporte	46.500	0	0	0	0	0	46.500
402	10	00	00	Productos varios y útiles diversos	3.500	0	0	0	0	0	3.500
402	10	08	00	Materiales para equipos de computación	3.500	0	0	0	0	0	3.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115741 590063000 ESTABLECIMIENTO DE UN CENTRO DE MONITOREO DEL SECTOR ELÉCTRICO NACIONAL EN EL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	42.870	0	0	0	0	0	42.870
402	99	01	00	Otros materiales y suministros	42.870	0	0	0	0	0	42.870
403	**00**	**00**	**00**	**Servicios no personales**	**622.313**	**0**	**0**	**0**	**0**	**0**	**622.313**
403	07	00	00	Servicios de información, impresión y relaciones públicas	26.500	0	0	0	0	0	26.500
403	07	02	00	Imprenta y reproducción	14.000	0	0	0	0	0	14.000
403	07	03	00	Relaciones sociales	12.500	0	0	0	0	0	12.500
403	09	00	00	Viáticos y pasajes	145.659	0	0	0	0	0	145.659
403	09	01	00	Viáticos y pasajes dentro del país	145.659	0	0	0	0	0	145.659
403	10	00	00	Servicios profesionales y técnicos	285.000	0	0	0	0	0	285.000
403	10	99	00	Otros servicios profesionales y técnicos	285.000	0	0	0	0	0	285.000
403	18	00	00	Impuestos indirectos	107.361	0	0	0	0	0	107.361
403	18	01	00	Impuesto al valor agregado	107.361	0	0	0	0	0	107.361
403	99	00	00	Otros servicios no personales	57.793	0	0	0	0	0	57.793
403	99	01	00	Otros servicios no personales	57.793	0	0	0	0	0	57.793
404	**00**	**00**	**00**	**Activos reales**	**137.700**	**0**	**0**	**0**	**0**	**0**	**137.700**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	137.700	0	0	0	0	0	137.700
404	09	01	00	Mobiliario y equipos de oficina	32.500	0	0	0	0	0	32.500
404	09	02	00	Equipos de computación	105.200	0	0	0	0	0	105.200
				Totales	**1.132.641**	**0**	**0**	**0**	**0**	**0**	**1.132.641**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115741 590063000 ESTABLECIMIENTO DE UN CENTRO DE MONITOREO DEL SECTOR ELÉCTRICO NACIONAL EN EL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115741 590063000 ESTABLECIMIENTO DE UN CENTRO DE MONITOREO DEL SECTOR ELÉCTRICO NACIONAL EN EL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590063001 SUPERVISIÓN DE LOS PROCESOS MEDULARES Y DE APOYO DEL SISTEMA Y SERVICIO ELÉCTRICO NACIONAL, PARA DETECTAR CUALQUIER DESVIACIÓN DENTRO DE LOS MENCIONADOS PROCESOS (GENERACIÓN, TRANSMISIÓN, DISTRIBUCIÓN, COMERCIALIZACIÓN, FINANZAS, RECURSOS HUMANOS ENTRE OTROS)

UNIDAD DE MEDIDA: DOCUMENTO **META:** 144

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**111.791**	**0**	**0**	**0**	**0**	0	**111.791**
402	01	00	00	Productos alimenticios y agropecuarios	32.458	0	0	0	0	0	32.458
402	01	01	00	Alimentos y bebidas para personas	32.458	0	0	0	0	0	32.458
402	03	00	00	Textiles y vestuarios	8.950	0	0	0	0	0	8.950
402	03	01	00	Textiles	2.500	0	0	0	0	0	2.500
402	03	02	00	Prendas de vestir	2.350	0	0	0	0	0	2.350
402	03	03	00	Calzados	2.100	0	0	0	0	0	2.100
402	03	99	00	Otros productos textiles y vestuarios	2.000	0	0	0	0	0	2.000
402	04	00	00	Productos de cuero y caucho	24.500	0	0	0	0	0	24.500
402	04	03	00	Cauchos y tripas para vehículos	12.000	0	0	0	0	0	12.000
402	04	99	00	Otros productos de cuero y caucho	12.500	0	0	0	0	0	12.500
402	05	00	00	Productos de papel, cartón e impresos	19.484	0	0	0	0	0	19.484
402	05	01	00	Pulpa de madera, papel y cartón	4.500	0	0	0	0	0	4.500
402	05	02	00	Envases y cajas de papel y cartón	1.500	0	0	0	0	0	1.500
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	05	04	00	Libros, revistas y periódicos	1.200	0	0	0	0	0	1.200
402	05	05	00	Material de enseñanza	1.010	0	0	0	0	0	1.010
402	05	06	00	Productos de papel y cartón para computación	1.124	0	0	0	0	0	1.124
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.150	0	0	0	0	0	2.150
402	05	99	00	Otros productos de pulpa, papel y cartón	3.000	0	0	0	0	0	3.000
402	06	00	00	Productos químicos y derivados	3.297	0	0	0	0	0	3.297
402	06	03	00	Tintas, pinturas y colorantes	752	0	0	0	0	0	752
402	06	06	00	Combustibles y lubricantes	1.245	0	0	0	0	0	1.245
402	06	08	00	Productos plásticos	1.300	0	0	0	0	0	1.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115741 590063000 ESTABLECIMIENTO DE UN CENTRO DE MONITOREO DEL SECTOR ELÉCTRICO NACIONAL EN EL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590063001 SUPERVISIÓN DE LOS PROCESOS MEDULARES Y DE APOYO DEL SISTEMA Y SERVICIO ELÉCTRICO NACIONAL, PARA DETECTAR CUALQUIER DESVIACIÓN DENTRO DE LOS MENCIONADOS PROCESOS (GENERACIÓN, TRANSMISIÓN, DISTRIBUCIÓN, COMERCIALIZACIÓN, FINANZAS, RECURSOS HUMANOS ENTRE OTROS)

UNIDAD DE MEDIDA: DOCUMENTO **META:** 144

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	11.532	0	0	0	0	0	11.532
402	08	08	00	Material de educación	1.532	0	0	0	0	0	1.532
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	3.500	0	0	0	0	0	3.500
402	10	08	00	Materiales para equipos de computación	3.500	0	0	0	0	0	3.500
402	99	00	00	Otros materiales y suministros	8.070	0	0	0	0	0	8.070
402	99	01	00	Otros materiales y suministros	8.070	0	0	0	0	0	8.070
403	**00**	**00**	**00**	**Servicios no personales**	**182.855**	**0**	**0**	**0**	**0**	0	**182.855**
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.500	0	0	0	0	0	12.500
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	0	10.000
403	07	03	00	Relaciones sociales	2.500	0	0	0	0	0	2.500
403	09	00	00	Viáticos y pasajes	54.736	0	0	0	0	0	54.736
403	09	01	00	Viáticos y pasajes dentro del país	54.736	0	0	0	0	0	54.736
403	10	00	00	Servicios profesionales y técnicos	79.510	0	0	0	0	0	79.510
403	10	99	00	Otros servicios profesionales y técnicos	79.510	0	0	0	0	0	79.510
403	18	00	00	Impuestos indirectos	31.959	0	0	0	0	0	31.959
403	18	01	00	Impuesto al valor agregado	31.959	0	0	0	0	0	31.959
403	99	00	00	Otros servicios no personales	4.150	0	0	0	0	0	4.150
403	99	01	00	Otros servicios no personales	4.150	0	0	0	0	0	4.150
404	**00**	**00**	**00**	**Activos reales**	**35.150**	**0**	**0**	**0**	**0**	0	**35.150**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	35.150	0	0	0	0	0	35.150
404	09	02	00	Equipos de computación	35.150	0	0	0	0	0	35.150
				Totales	**329.796**	**0**	**0**	**0**	**0**	0	**329.796**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115741 590063000 ESTABLECIMIENTO DE UN CENTRO DE MONITOREO DEL SECTOR ELÉCTRICO NACIONAL EN EL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590063002 SUPERVISIÓN DEL DESARROLLO DE LOS PROYECTOS ESTRUCTURANTES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR:
MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**93.150**	**0**	**0**	**0**	**0**	0	**93.150**
402	01	00	00	Productos alimenticios y agropecuarios	23.150	0	0	0	0	0	23.150
402	01	01	00	Alimentos y bebidas para personas	23.150	0	0	0	0	0	23.150
402	03	00	00	Textiles y vestuarios	23.500	0	0	0	0	0	23.500
402	03	02	00	Prendas de vestir	10.000	0	0	0	0	0	10.000
402	03	03	00	Calzados	7.500	0	0	0	0	0	7.500
402	03	99	00	Otros productos textiles y vestuarios	6.000	0	0	0	0	0	6.000
402	04	00	00	Productos de cuero y caucho	15.000	0	0	0	0	0	15.000
402	04	03	00	Cauchos y tripas para vehículos	10.000	0	0	0	0	0	10.000
402	04	99	00	Otros productos de cuero y caucho	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	7.500	0	0	0	0	0	7.500
402	05	02	00	Envases y cajas de papel y cartón	4.500	0	0	0	0	0	4.500
402	05	99	00	Otros productos de pulpa, papel y cartón	3.000	0	0	0	0	0	3.000
402	06	00	00	Productos químicos y derivados	2.500	0	0	0	0	0	2.500
402	06	06	00	Combustibles y lubricantes	1.500	0	0	0	0	0	1.500
402	06	08	00	Productos plásticos	1.000	0	0	0	0	0	1.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	6.500	0	0	0	0	0	6.500
402	99	01	00	Otros materiales y suministros	6.500	0	0	0	0	0	6.500
403	**00**	**00**	**00**	**Servicios no personales**	**155.668**	**0**	**0**	**0**	**0**	0	**155.668**
403	09	00	00	Viáticos y pasajes	35.600	0	0	0	0	0	35.600
403	09	01	00	Viáticos y pasajes dentro del país	35.600	0	0	0	0	0	35.600
403	10	00	00	Servicios profesionales y técnicos	67.500	0	0	0	0	0	67.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115741 590063000 ESTABLECIMIENTO DE UN CENTRO DE MONITOREO DEL SECTOR ELÉCTRICO NACIONAL EN EL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590063002 SUPERVISIÓN DEL DESARROLLO DE LOS PROYECTOS ESTRUCTURANTES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR:
MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	67.500	0	0	0	0	0	67.500
403	18	00	00	Impuestos indirectos	28.680	0	0	0	0	0	28.680
403	18	01	00	Impuesto al valor agregado	28.680	0	0	0	0	0	28.680
403	99	00	00	Otros servicios no personales	23.888	0	0	0	0	0	23.888
403	99	01	00	Otros servicios no personales	23.888	0	0	0	0	0	23.888
404	**00**	**00**	**00**	**Activos reales**	**60.550**	**0**	**0**	**0**	**0**	0	**60.550**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	60.550	0	0	0	0	0	60.550
404	09	01	00	Mobiliario y equipos de oficina	32.500	0	0	0	0	0	32.500
404	09	02	00	Equipos de computación	28.050	0	0	0	0	0	28.050
				Totales	**309.368**	**0**	**0**	**0**	**0**	0	**309.368**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115741 590063000 ESTABLECIMIENTO DE UN CENTRO DE MONITOREO DEL SECTOR ELÉCTRICO NACIONAL EN EL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590063003 CENTRALIZACIÓN DE TODA LA INFORMACIÓN REFERENTE A LOS RIESGOS EXISTENTES Y LOS EVENTOS RELEVANTES EN LAS ÁREAS DE SEGURIDAD FÍSICA, SEGURIDAD INDUSTRIAL Y SEGURIDAD DE LA INFORMACIÓN, ASÍ COMO DEL CLIMA ORGANIZACIONAL EN LAS REGIONES

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**93.159**	**0**	**0**	**0**	**0**	0	**93.159**
402	01	00	00	Productos alimenticios y agropecuarios	13.159	0	0	0	0	0	13.159
402	01	01	00	Alimentos y bebidas para personas	13.159	0	0	0	0	0	13.159
402	03	00	00	Textiles y vestuarios	29.000	0	0	0	0	0	29.000
402	03	01	00	Textiles	3.000	0	0	0	0	0	3.000
402	03	02	00	Prendas de vestir	12.000	0	0	0	0	0	12.000
402	03	03	00	Calzados	9.000	0	0	0	0	0	9.000
402	03	99	00	Otros productos textiles y vestuarios	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	20.500	0	0	0	0	0	20.500
402	05	01	00	Pulpa de madera, papel y cartón	8.500	0	0	0	0	0	8.500
402	05	02	00	Envases y cajas de papel y cartón	12.000	0	0	0	0	0	12.000
402	06	00	00	Productos químicos y derivados	6.000	0	0	0	0	0	6.000
402	06	06	00	Combustibles y lubricantes	1.500	0	0	0	0	0	1.500
402	06	08	00	Productos plásticos	4.500	0	0	0	0	0	4.500
402	08	00	00	Productos metálicos	14.500	0	0	0	0	0	14.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	14.500	0	0	0	0	0	14.500
402	99	00	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
402	99	01	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**158.773**	**0**	**0**	**0**	**0**	0	**158.773**
403	07	00	00	Servicios de información, impresión y relaciones públicas	14.000	0	0	0	0	0	14.000
403	07	02	00	Imprenta y reproducción	4.000	0	0	0	0	0	4.000
403	07	03	00	Relaciones sociales	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	23.488	0	0	0	0	0	23.488
403	09	01	00	Viáticos y pasajes dentro del país	23.488	0	0	0	0	0	23.488

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115741 590063000 ESTABLECIMIENTO DE UN CENTRO DE MONITOREO DEL SECTOR ELÉCTRICO NACIONAL EN EL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 590063003 CENTRALIZACIÓN DE TODA LA INFORMACIÓN REFERENTE A LOS RIESGOS EXISTENTES Y LOS EVENTOS RELEVANTES EN LAS ÁREAS DE SEGURIDAD FÍSICA, SEGURIDAD INDUSTRIAL Y SEGURIDAD DE LA INFORMACIÓN, ASÍ COMO DEL CLIMA ORGANIZACIONAL EN LAS REGIONES

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	73.550	0	0	0	0	0	73.550
403	10	99	00	Otros servicios profesionales y técnicos	73.550	0	0	0	0	0	73.550
403	18	00	00	Impuestos indirectos	25.735	0	0	0	0	0	25.735
403	18	01	00	Impuesto al valor agregado	25.735	0	0	0	0	0	25.735
403	99	00	00	Otros servicios no personales	22.000	0	0	0	0	0	22.000
403	99	01	00	Otros servicios no personales	22.000	0	0	0	0	0	22.000
404	**00**	**00**	**00**	**Activos reales**	**22.000**	**0**	**0**	**0**	**0**	0	**22.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	22.000	0	0	0	0	0	22.000
404	09	02	00	Equipos de computación	22.000	0	0	0	0	0	22.000
				Totales	**273.932**	**0**	**0**	**0**	**0**	0	**273.932**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115741 590063000 ESTABLECIMIENTO DE UN CENTRO DE MONITOREO DEL SECTOR ELÉCTRICO NACIONAL EN EL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590063004 ESTADÍSTICAS Y TENDENCIAS REFERENTES A LA AFECTACIÓN DEL PATRIMONIO DEL SECTOR ELÉCTRICO NACIONAL

UNIDAD DE MEDIDA: REPORTE **META:** 124

RESPONSABLE/EJECUTOR: MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**37.264**	**0**	**0**	**0**	**0**	0	**37.264**
402	01	00	00	Productos alimenticios y agropecuarios	18.264	0	0	0	0	0	18.264
402	01	01	00	Alimentos y bebidas para personas	18.264	0	0	0	0	0	18.264
402	03	00	00	Textiles y vestuarios	5.000	0	0	0	0	0	5.000
402	03	02	00	Prendas de vestir	3.500	0	0	0	0	0	3.500
402	03	03	00	Calzados	1.500	0	0	0	0	0	1.500
402	08	00	00	Productos metálicos	7.000	0	0	0	0	0	7.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	7.000	0	0	0	0	0	7.000
402	99	00	00	Otros materiales y suministros	7.000	0	0	0	0	0	7.000
402	99	01	00	Otros materiales y suministros	7.000	0	0	0	0	0	7.000
403	**00**	**00**	**00**	**Servicios no personales**	**57.156**	**0**	**0**	**0**	**0**	0	**57.156**
403	09	00	00	Viáticos y pasajes	18.040	0	0	0	0	0	18.040
403	09	01	00	Viáticos y pasajes dentro del país	18.040	0	0	0	0	0	18.040
403	10	00	00	Servicios profesionales y técnicos	23.220	0	0	0	0	0	23.220
403	10	99	00	Otros servicios profesionales y técnicos	23.220	0	0	0	0	0	23.220
403	18	00	00	Impuestos indirectos	10.141	0	0	0	0	0	10.141
403	18	01	00	Impuesto al valor agregado	10.141	0	0	0	0	0	10.141
403	99	00	00	Otros servicios no personales	5.755	0	0	0	0	0	5.755
403	99	01	00	Otros servicios no personales	5.755	0	0	0	0	0	5.755
404	**00**	**00**	**00**	**Activos reales**	**15.000**	**0**	**0**	**0**	**0**	0	**15.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
404	09	02	00	Equipos de computación	15.000	0	0	0	0	0	15.000
				Totales	**109.420**	**0**	**0**	**0**	**0**	0	**109.420**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115741 590063000 ESTABLECIMIENTO DE UN CENTRO DE MONITOREO DEL SECTOR ELÉCTRICO NACIONAL EN EL MPPEE

OBJETIVO DEL PROYECTO: PROMOVER LA EFICIENCIA, CALIDAD, CONTINUIDAD, CONFIABILIDAD Y SEGURIDAD EN LA PRESTACIÓN DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: CENTRO TECNOLÓGICO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD INTEGRAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590063005 RECOPILACIÓN Y ANÁLISIS DE LAS NOVEDADES RELEVANTES REPORTADAS POR LAS REGIONES REFERENTES A LA SEGURIDAD FÍSICA DE LAS INSTALACIONES, A FIN DE DICTAR LAS INSTRUCCIONES QUE SE AMERITEN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 52

RESPONSABLE/EJECUTOR:
MPPEE / OSI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**37.264**	**0**	**0**	**0**	**0**	0	**37.264**
402	01	00	00	Productos alimenticios y agropecuarios	14.264	0	0	0	0	0	14.264
402	01	01	00	Alimentos y bebidas para personas	14.264	0	0	0	0	0	14.264
402	03	00	00	Textiles y vestuarios	11.700	0	0	0	0	0	11.700
402	03	02	00	Prendas de vestir	8.500	0	0	0	0	0	8.500
402	03	03	00	Calzados	3.200	0	0	0	0	0	3.200
402	99	00	00	Otros materiales y suministros	11.300	0	0	0	0	0	11.300
402	99	01	00	Otros materiales y suministros	11.300	0	0	0	0	0	11.300
403	**00**	**00**	**00**	**Servicios no personales**	**67.861**	**0**	**0**	**0**	**0**	0	**67.861**
403	09	00	00	Viáticos y pasajes	13.795	0	0	0	0	0	13.795
403	09	01	00	Viáticos y pasajes dentro del país	13.795	0	0	0	0	0	13.795
403	10	00	00	Servicios profesionales y técnicos	41.220	0	0	0	0	0	41.220
403	10	99	00	Otros servicios profesionales y técnicos	41.220	0	0	0	0	0	41.220
403	18	00	00	Impuestos indirectos	10.846	0	0	0	0	0	10.846
403	18	01	00	Impuesto al valor agregado	10.846	0	0	0	0	0	10.846
403	99	00	00	Otros servicios no personales	2.000	0	0	0	0	0	2.000
403	99	01	00	Otros servicios no personales	2.000	0	0	0	0	0	2.000
404	**00**	**00**	**00**	**Activos reales**	**5.000**	**0**	**0**	**0**	**0**	0	**5.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
404	09	02	00	Equipos de computación	5.000	0	0	0	0	0	5.000
				Totales	**110.125**	**0**	**0**	**0**	**0**	0	**110.125**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115700 590064000 DISEÑO E IMPLEMENTACIÓN DEL PLAN NACIONAL DE PARTICIPACIÓN POPULAR DEL MPPEE

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS Y CIUDADANAS, COMUNIDADES ORGANIZADAS EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.363.170**	**0**	**0**	**0**	**0**	**0**	**3.363.170**
401	01	00	00	Sueldos, salarios y otras retribuciones	357.743	0	0	0	0	0	357.743
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	82.232	0	0	0	0	0	82.232
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	40.071	0	0	0	0	0	40.071
401	01	99	00	Otras retribuciones	235.440	0	0	0	0	0	235.440
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	57.550	0	0	0	0	0	57.550
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	57.550	0	0	0	0	0	57.550
401	03	00	00	Primas	181.467	0	0	0	0	0	181.467
401	03	08	00	Primas de profesionalización a empleados	14.676	0	0	0	0	0	14.676
401	03	09	00	Primas por antigüedad a empleados	63.984	0	0	0	0	0	63.984
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	102.807	0	0	0	0	0	102.807
401	04	00	00	Complementos de sueldos y salarios	912.198	0	0	0	0	0	912.198
401	04	08	00	Bono compensatorio de alimentación a empleados	58.995	0	0	0	0	0	58.995
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	19.665	0	0	0	0	0	19.665
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.665	0	0	0	0	0	19.665
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	144.879	0	0	0	0	0	144.879
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	113.865	0	0	0	0	0	113.865
401	04	96	00	Otros complementos a empleados	555.129	0	0	0	0	0	555.129
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	610.402	0	0	0	0	0	610.402
401	05	01	00	Aguinaldos a empleados	277.564	0	0	0	0	0	277.564
401	05	03	00	Bono vacacional a empleados	138.782	0	0	0	0	0	138.782
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	72.439	0	0	0	0	0	72.439
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	36.219	0	0	0	0	0	36.219
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	56.932	0	0	0	0	0	56.932
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	28.466	0	0	0	0	0	28.466
401	06	00	00	Aportes patronales y legales	135.792	0	0	0	0	0	135.792
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	17.851	0	0	0	0	0	17.851
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	38.767	0	0	0	0	0	38.767

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115700 590064000 DISEÑO E IMPLEMENTACIÓN DEL PLAN NACIONAL DE PARTICIPACIÓN POPULAR DEL MPPEE

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS Y CIUDADANAS, COMUNIDADES ORGANIZADAS EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.317	0	0	0	0	0	6.317
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	25.845	0	0	0	0	0	25.845
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	5.418	0	0	0	0	0	5.418
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	12.242	0	0	0	0	0	12.242
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	8.161	0	0	0	0	0	8.161
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	5.156	0	0	0	0	0	5.156
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	9.621	0	0	0	0	0	9.621
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	6.414	0	0	0	0	0	6.414
401	07	00	00	Asistencia socio-económica	810.419	0	0	0	0	0	810.419
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	545.293	0	0	0	0	0	545.293
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	148.922	0	0	0	0	0	148.922
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	116.204	0	0	0	0	0	116.204
401	08	00	00	Prestaciones sociales e indemnizaciones	297.599	0	0	0	0	0	297.599
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	194.674	0	0	0	0	0	194.674
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	58.152	0	0	0	0	0	58.152
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	44.773	0	0	0	0	0	44.773
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**168.695**	**0**	**0**	**0**	**0**	**0**	**168.695**
402	01	00	00	Productos alimenticios y agropecuarios	6.034	0	0	0	0	0	6.034
402	01	01	00	Alimentos y bebidas para personas	6.034	0	0	0	0	0	6.034
402	03	00	00	Textiles y vestuarios	10.329	0	0	0	0	0	10.329
402	03	01	00	Textiles	150	0	0	0	0	0	150
402	03	02	00	Prendas de vestir	10.179	0	0	0	0	0	10.179
402	04	00	00	Productos de cuero y caucho	9.425	0	0	0	0	0	9.425
402	04	03	00	Cauchos y tripas para vehículos	9.425	0	0	0	0	0	9.425
402	05	00	00	Productos de papel, cartón e impresos	100.207	0	0	0	0	0	100.207
402	05	01	00	Pulpa de madera, papel y cartón	11.630	0	0	0	0	0	11.630
402	05	02	00	Envases y cajas de papel y cartón	7.685	0	0	0	0	0	7.685

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115700 590064000 DISEÑO E IMPLEMENTACIÓN DEL PLAN NACIONAL DE PARTICIPACIÓN POPULAR DEL MPPEE

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS Y CIUDADANAS, COMUNIDADES ORGANIZADAS EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	22.567	0	0	0	0	0	22.567
402	05	04	00	Libros, revistas y periódicos	2.325	0	0	0	0	0	2.325
402	05	05	00	Material de enseñanza	56.000	0	0	0	0	0	56.000
402	06	00	00	Productos químicos y derivados	4.965	0	0	0	0	0	4.965
402	06	03	00	Tintas, pinturas y colorantes	1.979	0	0	0	0	0	1.979
402	06	05	00	Productos de tocador	385	0	0	0	0	0	385
402	06	06	00	Combustibles y lubricantes	1.150	0	0	0	0	0	1.150
402	06	08	00	Productos plásticos	1.451	0	0	0	0	0	1.451
402	08	00	00	Productos metálicos	481	0	0	0	0	0	481
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	481	0	0	0	0	0	481
402	10	00	00	Productos varios y útiles diversos	37.254	0	0	0	0	0	37.254
402	10	02	00	Materiales y útiles de limpieza y aseo	303	0	0	0	0	0	303
402	10	03	00	Utensilios de cocina y comedor	400	0	0	0	0	0	400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.008	0	0	0	0	0	7.008
402	10	06	00	Condecoraciones, ofrendas y similares	2.413	0	0	0	0	0	2.413
402	10	07	00	Productos de seguridad en el trabajo	1.050	0	0	0	0	0	1.050
402	10	08	00	Materiales para equipos de computación	23.580	0	0	0	0	0	23.580
402	10	11	00	Materiales eléctricos	2.500	0	0	0	0	0	2.500
403	**00**	**00**	**00**	**Servicios no personales**	**560.229**	**0**	**0**	**0**	**0**	**0**	**560.229**
403	01	00	00	Alquileres de inmuebles	3.000	0	0	0	0	0	3.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	3.000	0	0	0	0	0	3.000
403	02	00	00	Alquileres de maquinaria y equipos	46.000	0	0	0	0	0	46.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	46.000	0	0	0	0	0	46.000
403	06	00	00	Servicios de transporte y almacenaje	2.500	0	0	0	0	0	2.500
403	06	01	00	Fletes y embalajes	2.500	0	0	0	0	0	2.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	35.264	0	0	0	0	0	35.264
403	07	01	00	Publicidad y propaganda	6.500	0	0	0	0	0	6.500
403	07	02	00	Imprenta y reproducción	5.014	0	0	0	0	0	5.014
403	07	04	00	Avisos	23.750	0	0	0	0	0	23.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115700 590064000 DISEÑO E IMPLEMENTACIÓN DEL PLAN NACIONAL DE PARTICIPACIÓN POPULAR DEL MPPEE

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS Y CIUDADANAS, COMUNIDADES ORGANIZADAS EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	229.739	0	0	0	0	0	229.739
403	09	01	00	Viáticos y pasajes dentro del país	220.373	0	0	0	0	0	220.373
403	09	02	00	Viáticos y pasajes fuera del país	9.366	0	0	0	0	0	9.366
403	10	00	00	Servicios profesionales y técnicos	111.091	0	0	0	0	0	111.091
403	10	07	00	Servicios de capacitación y adiestramiento	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	66.091	0	0	0	0	0	66.091
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	28.250	0	0	0	0	0	28.250
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	27.500	0	0	0	0	0	27.500
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	750	0	0	0	0	0	750
403	12	00	00	Conservación y reparaciones menores de obras	3.834	0	0	0	0	0	3.834
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.834	0	0	0	0	0	3.834
403	18	00	00	Impuestos indirectos	100.059	0	0	0	0	0	100.059
403	18	01	00	Impuesto al valor agregado	100.059	0	0	0	0	0	100.059
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	492	0	0	0	0	0	492
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	492	0	0	0	0	0	492
404	**00**	**00**	**00**	**Activos reales**	**71.627**	**0**	**0**	**0**	**0**	**0**	**71.627**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	44.513	0	0	0	0	0	44.513
404	09	02	00	Equipos de computación	33.679	0	0	0	0	0	33.679
404	09	03	00	Mobiliario y equipos de alojamiento	10.834	0	0	0	0	0	10.834
404	12	00	00	Activos intangibles	12.307	0	0	0	0	0	12.307
404	12	04	00	Paquetes y programas de computación	5.000	0	0	0	0	0	5.000
404	12	99	00	Otros activos intangibles	7.307	0	0	0	0	0	7.307
404	99	00	00	Otros activos reales	14.807	0	0	0	0	0	14.807
404	99	01	00	Otros activos reales	14.807	0	0	0	0	0	14.807
				Totales	**4.163.721**	**0**	**0**	**0**	**0**	**0**	**4.163.721**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115700 590064000 DISEÑO E IMPLEMENTACIÓN DEL PLAN NACIONAL DE PARTICIPACIÓN POPULAR DEL MPPEE

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS Y CIUDADANAS, COMUNIDADES ORGANIZADAS EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115700 590064000 DISEÑO E IMPLEMENTACIÓN DEL PLAN NACIONAL DE PARTICIPACIÓN POPULAR DEL MPPEE

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS Y CIUDADANAS, COMUNIDADES ORGANIZADAS EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590064001 DISEÑO DEL PLAN ESTRATÉGICO DE PARTICIPACIÓN POPULAR

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.363.170**	**0**	**0**	**0**	**0**	0	**3.363.170**
401	01	00	00	Sueldos, salarios y otras retribuciones	357.743	0	0	0	0	0	357.743
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	82.232	0	0	0	0	0	82.232
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	40.071	0	0	0	0	0	40.071
401	01	99	00	Otras retribuciones	235.440	0	0	0	0	0	235.440
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	57.550	0	0	0	0	0	57.550
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	57.550	0	0	0	0	0	57.550
401	03	00	00	Primas	181.467	0	0	0	0	0	181.467
401	03	08	00	Primas de profesionalización a empleados	14.676	0	0	0	0	0	14.676
401	03	09	00	Primas por antigüedad a empleados	63.984	0	0	0	0	0	63.984
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	102.807	0	0	0	0	0	102.807
401	04	00	00	Complementos de sueldos y salarios	912.198	0	0	0	0	0	912.198
401	04	08	00	Bono compensatorio de alimentación a empleados	58.995	0	0	0	0	0	58.995
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	19.665	0	0	0	0	0	19.665
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.665	0	0	0	0	0	19.665
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	144.879	0	0	0	0	0	144.879
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	113.865	0	0	0	0	0	113.865
401	04	96	00	Otros complementos a empleados	555.129	0	0	0	0	0	555.129
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	610.402	0	0	0	0	0	610.402
401	05	01	00	Aguinaldos a empleados	277.564	0	0	0	0	0	277.564
401	05	03	00	Bono vacacional a empleados	138.782	0	0	0	0	0	138.782
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	72.439	0	0	0	0	0	72.439
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	36.219	0	0	0	0	0	36.219

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115700 590064000 DISEÑO E IMPLEMENTACIÓN DEL PLAN NACIONAL DE PARTICIPACIÓN POPULAR DEL MPPEE

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS Y CIUDADANAS, COMUNIDADES ORGANIZADAS EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590064001 DISEÑO DEL PLAN ESTRATÉGICO DE PARTICIPACIÓN POPULAR

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	56.932	0	0	0	0	0	56.932
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	28.466	0	0	0	0	0	28.466
401	06	00	00	Aportes patronales y legales	135.792	0	0	0	0	0	135.792
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	17.851	0	0	0	0	0	17.851
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	38.767	0	0	0	0	0	38.767
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.317	0	0	0	0	0	6.317
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	25.845	0	0	0	0	0	25.845
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	5.418	0	0	0	0	0	5.418
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	12.242	0	0	0	0	0	12.242
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	8.161	0	0	0	0	0	8.161
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	5.156	0	0	0	0	0	5.156
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	9.621	0	0	0	0	0	9.621
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	6.414	0	0	0	0	0	6.414
401	07	00	00	Asistencia socio-económica	810.419	0	0	0	0	0	810.419
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	545.293	0	0	0	0	0	545.293
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	148.922	0	0	0	0	0	148.922
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	116.204	0	0	0	0	0	116.204
401	08	00	00	Prestaciones sociales e indemnizaciones	297.599	0	0	0	0	0	297.599
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	194.674	0	0	0	0	0	194.674
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	58.152	0	0	0	0	0	58.152
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	44.773	0	0	0	0	0	44.773
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**33.740**	**0**	**0**	**0**	**0**	0	**33.740**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115700 590064000 DISEÑO E IMPLEMENTACIÓN DEL PLAN NACIONAL DE PARTICIPACIÓN POPULAR DEL MPPEE

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS Y CIUDADANAS, COMUNIDADES ORGANIZADAS EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590064001 DISEÑO DEL PLAN ESTRATÉGICO DE PARTICIPACIÓN POPULAR

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	1.207	0	0	0	0	0	1.207
402	01	01	00	Alimentos y bebidas para personas	1.207	0	0	0	0	0	1.207
402	03	00	00	Textiles y vestuarios	2.066	0	0	0	0	0	2.066
402	03	02	00	Prendas de vestir	2.066	0	0	0	0	0	2.066
402	04	00	00	Productos de cuero y caucho	1.885	0	0	0	0	0	1.885
402	04	03	00	Cauchos y tripas para vehículos	1.885	0	0	0	0	0	1.885
402	05	00	00	Productos de papel, cartón e impresos	20.041	0	0	0	0	0	20.041
402	05	01	00	Pulpa de madera, papel y cartón	2.326	0	0	0	0	0	2.326
402	05	02	00	Envases y cajas de papel y cartón	1.537	0	0	0	0	0	1.537
402	05	03	00	Productos de papel y cartón para oficina	4.513	0	0	0	0	0	4.513
402	05	04	00	Libros, revistas y periódicos	465	0	0	0	0	0	465
402	05	05	00	Material de enseñanza	11.200	0	0	0	0	0	11.200
402	06	00	00	Productos químicos y derivados	993	0	0	0	0	0	993
402	06	03	00	Tintas, pinturas y colorantes	396	0	0	0	0	0	396
402	06	05	00	Productos de tocador	77	0	0	0	0	0	77
402	06	06	00	Combustibles y lubricantes	230	0	0	0	0	0	230
402	06	08	00	Productos plásticos	290	0	0	0	0	0	290
402	08	00	00	Productos metálicos	96	0	0	0	0	0	96
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	96	0	0	0	0	0	96
402	10	00	00	Productos varios y útiles diversos	7.452	0	0	0	0	0	7.452
402	10	02	00	Materiales y útiles de limpieza y aseo	61	0	0	0	0	0	61
402	10	03	00	Utensilios de cocina y comedor	80	0	0	0	0	0	80
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.402	0	0	0	0	0	1.402
402	10	06	00	Condecoraciones, ofrendas y similares	483	0	0	0	0	0	483

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115700 590064000 DISEÑO E IMPLEMENTACIÓN DEL PLAN NACIONAL DE PARTICIPACIÓN POPULAR DEL MPPEE

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS Y CIUDADANAS, COMUNIDADES ORGANIZADAS EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590064001 DISEÑO DEL PLAN ESTRATÉGICO DE PARTICIPACIÓN POPULAR

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	210	0	0	0	0	0	210
402	10	08	00	Materiales para equipos de computación	4.716	0	0	0	0	0	4.716
402	10	11	00	Materiales eléctricos	500	0	0	0	0	0	500
403	**00**	**00**	**00**	**Servicios no personales**	**169.122**	**0**	**0**	**0**	**0**	0	**169.122**
403	01	00	00	Alquileres de inmuebles	600	0	0	0	0	0	600
403	01	02	00	Alquileres de instalaciones culturales y recreativas	600	0	0	0	0	0	600
403	02	00	00	Alquileres de maquinaria y equipos	9.200	0	0	0	0	0	9.200
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	9.200	0	0	0	0	0	9.200
403	06	00	00	Servicios de transporte y almacenaje	500	0	0	0	0	0	500
403	06	01	00	Fletes y embalajes	500	0	0	0	0	0	500
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.053	0	0	0	0	0	7.053
403	07	01	00	Publicidad y propaganda	1.300	0	0	0	0	0	1.300
403	07	02	00	Imprenta y reproducción	1.003	0	0	0	0	0	1.003
403	07	04	00	Avisos	4.750	0	0	0	0	0	4.750
403	09	00	00	Viáticos y pasajes	110.583	0	0	0	0	0	110.583
403	09	01	00	Viáticos y pasajes dentro del país	104.710	0	0	0	0	0	104.710
403	09	02	00	Viáticos y pasajes fuera del país	5.873	0	0	0	0	0	5.873
403	10	00	00	Servicios profesionales y técnicos	17.418	0	0	0	0	0	17.418
403	10	07	00	Servicios de capacitación y adiestramiento	9.000	0	0	0	0	0	9.000
403	10	99	00	Otros servicios profesionales y técnicos	8.418	0	0	0	0	0	8.418
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.450	0	0	0	0	0	2.450
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.300	0	0	0	0	0	2.300
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	150	0	0	0	0	0	150
403	12	00	00	Conservación y reparaciones menores de obras	767	0	0	0	0	0	767

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115700 590064000 DISEÑO E IMPLEMENTACIÓN DEL PLAN NACIONAL DE PARTICIPACIÓN POPULAR DEL MPPEE

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS Y CIUDADANAS, COMUNIDADES ORGANIZADAS EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590064001 DISEÑO DEL PLAN ESTRATÉGICO DE PARTICIPACIÓN POPULAR

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	767	0	0	0	0	0	767
403	18	00	00	Impuestos indirectos	20.059	0	0	0	0	0	20.059
403	18	01	00	Impuesto al valor agregado	20.059	0	0	0	0	0	20.059
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	492	0	0	0	0	0	492
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	492	0	0	0	0	0	492
404	**00**	**00**	**00**	**Activos reales**	**14.325**	**0**	**0**	**0**	**0**	0	**14.325**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.903	0	0	0	0	0	8.903
404	09	02	00	Equipos de computación	6.736	0	0	0	0	0	6.736
404	09	03	00	Mobiliario y equipos de alojamiento	2.167	0	0	0	0	0	2.167
404	12	00	00	Activos intangibles	2.461	0	0	0	0	0	2.461
404	12	04	00	Paquetes y programas de computación	1.000	0	0	0	0	0	1.000
404	12	99	00	Otros activos intangibles	1.461	0	0	0	0	0	1.461
404	99	00	00	Otros activos reales	2.961	0	0	0	0	0	2.961
404	99	01	00	Otros activos reales	2.961	0	0	0	0	0	2.961
				Totales	**3.580.357**	**0**	**0**	**0**	**0**	0	**3.580.357**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115700 590064000 DISEÑO E IMPLEMENTACIÓN DEL PLAN NACIONAL DE PARTICIPACIÓN POPULAR DEL MPPEE

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS Y CIUDADANAS, COMUNIDADES ORGANIZADAS EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590064002 DISEÑO Y APLICACIÓN DEL SISTEMA DE CONTROL Y SEGUIMIENTO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**134.955**	**0**	**0**	**0**	**0**	0	**134.955**
402	01	00	00	Productos alimenticios y agropecuarios	4.827	0	0	0	0	0	4.827
402	01	01	00	Alimentos y bebidas para personas	4.827	0	0	0	0	0	4.827
402	03	00	00	Textiles y vestuarios	8.263	0	0	0	0	0	8.263
402	03	01	00	Textiles	150	0	0	0	0	0	150
402	03	02	00	Prendas de vestir	8.113	0	0	0	0	0	8.113
402	04	00	00	Productos de cuero y caucho	7.540	0	0	0	0	0	7.540
402	04	03	00	Cauchos y tripas para vehículos	7.540	0	0	0	0	0	7.540
402	05	00	00	Productos de papel, cartón e impresos	80.166	0	0	0	0	0	80.166
402	05	01	00	Pulpa de madera, papel y cartón	9.304	0	0	0	0	0	9.304
402	05	02	00	Envases y cajas de papel y cartón	6.148	0	0	0	0	0	6.148
402	05	03	00	Productos de papel y cartón para oficina	18.054	0	0	0	0	0	18.054
402	05	04	00	Libros, revistas y periódicos	1.860	0	0	0	0	0	1.860
402	05	05	00	Material de enseñanza	44.800	0	0	0	0	0	44.800
402	06	00	00	Productos químicos y derivados	3.972	0	0	0	0	0	3.972
402	06	03	00	Tintas, pinturas y colorantes	1.583	0	0	0	0	0	1.583
402	06	05	00	Productos de tocador	308	0	0	0	0	0	308
402	06	06	00	Combustibles y lubricantes	920	0	0	0	0	0	920
402	06	08	00	Productos plásticos	1.161	0	0	0	0	0	1.161
402	08	00	00	Productos metálicos	385	0	0	0	0	0	385
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	385	0	0	0	0	0	385
402	10	00	00	Productos varios y útiles diversos	29.802	0	0	0	0	0	29.802
402	10	02	00	Materiales y útiles de limpieza y aseo	242	0	0	0	0	0	242
402	10	03	00	Utensilios de cocina y comedor	320	0	0	0	0	0	320

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115700 590064000 DISEÑO E IMPLEMENTACIÓN DEL PLAN NACIONAL DE PARTICIPACIÓN POPULAR DEL MPPEE

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS Y CIUDADANAS, COMUNIDADES ORGANIZADAS EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590064002 DISEÑO Y APLICACIÓN DEL SISTEMA DE CONTROL Y SEGUIMIENTO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.606	0	0	0	0	0	5.606
402	10	06	00	Condecoraciones, ofrendas y similares	1.930	0	0	0	0	0	1.930
402	10	07	00	Productos de seguridad en el trabajo	840	0	0	0	0	0	840
402	10	08	00	Materiales para equipos de computación	18.864	0	0	0	0	0	18.864
402	10	11	00	Materiales eléctricos	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**391.107**	**0**	**0**	**0**	**0**	0	**391.107**
403	01	00	00	Alquileres de inmuebles	2.400	0	0	0	0	0	2.400
403	01	02	00	Alquileres de instalaciones culturales y recreativas	2.400	0	0	0	0	0	2.400
403	02	00	00	Alquileres de maquinaria y equipos	36.800	0	0	0	0	0	36.800
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	36.800	0	0	0	0	0	36.800
403	06	00	00	Servicios de transporte y almacenaje	2.000	0	0	0	0	0	2.000
403	06	01	00	Fletes y embalajes	2.000	0	0	0	0	0	2.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	28.211	0	0	0	0	0	28.211
403	07	01	00	Publicidad y propaganda	5.200	0	0	0	0	0	5.200
403	07	02	00	Imprenta y reproducción	4.011	0	0	0	0	0	4.011
403	07	04	00	Avisos	19.000	0	0	0	0	0	19.000
403	09	00	00	Viáticos y pasajes	119.156	0	0	0	0	0	119.156
403	09	01	00	Viáticos y pasajes dentro del país	115.663	0	0	0	0	0	115.663
403	09	02	00	Viáticos y pasajes fuera del país	3.493	0	0	0	0	0	3.493
403	10	00	00	Servicios profesionales y técnicos	93.673	0	0	0	0	0	93.673
403	10	07	00	Servicios de capacitación y adiestramiento	36.000	0	0	0	0	0	36.000
403	10	99	00	Otros servicios profesionales y técnicos	57.673	0	0	0	0	0	57.673
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	25.800	0	0	0	0	0	25.800
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	25.200	0	0	0	0	0	25.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115700 590064000 DISEÑO E IMPLEMENTACIÓN DEL PLAN NACIONAL DE PARTICIPACIÓN POPULAR DEL MPPEE

OBJETIVO DEL PROYECTO: GARANTIZAR LA PARTICIPACIÓN ACTIVA Y PROTAGÓNICA DE LOS CIUDADANOS Y CIUDADANAS, COMUNIDADES ORGANIZADAS EN LA FORMULACIÓN, ADOPCIÓN, SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PLANES Y PROYECTOS EN EL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590064002 DISEÑO Y APLICACIÓN DEL SISTEMA DE CONTROL Y SEGUIMIENTO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	600	0	0	0	0	0	600
403	12	00	00	Conservación y reparaciones menores de obras	3.067	0	0	0	0	0	3.067
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.067	0	0	0	0	0	3.067
403	18	00	00	Impuestos indirectos	80.000	0	0	0	0	0	80.000
403	18	01	00	Impuesto al valor agregado	80.000	0	0	0	0	0	80.000
404	**00**	**00**	**00**	**Activos reales**	**57.302**	**0**	**0**	**0**	**0**	0	**57.302**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	35.610	0	0	0	0	0	35.610
404	09	02	00	Equipos de computación	26.943	0	0	0	0	0	26.943
404	09	03	00	Mobiliario y equipos de alojamiento	8.667	0	0	0	0	0	8.667
404	12	00	00	Activos intangibles	9.846	0	0	0	0	0	9.846
404	12	04	00	Paquetes y programas de computación	4.000	0	0	0	0	0	4.000
404	12	99	00	Otros activos intangibles	5.846	0	0	0	0	0	5.846
404	99	00	00	Otros activos reales	11.846	0	0	0	0	0	11.846
404	99	01	00	Otros activos reales	11.846	0	0	0	0	0	11.846
				Totales	**583.364**	**0**	**0**	**0**	**0**	0	**583.364**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115969 590065000 FORMACIÓN SOCIOPOLÍTICA Y CAPACITACIÓN TÉCNICA A PERSONAS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: PERSONA **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.197.756**	**0**	**0**	**0**	**0**	**0**	**3.197.756**
401	01	00	00	Sueldos, salarios y otras retribuciones	312.687	0	0	0	0	0	312.687
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	121.047	0	0	0	0	0	121.047
401	01	99	00	Otras retribuciones	191.640	0	0	0	0	0	191.640
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	79.502	0	0	0	0	0	79.502
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	79.502	0	0	0	0	0	79.502
401	03	00	00	Primas	78.546	0	0	0	0	0	78.546
401	03	08	00	Primas de profesionalización a empleados	14.526	0	0	0	0	0	14.526
401	03	09	00	Primas por antigüedad a empleados	64.020	0	0	0	0	0	64.020
401	04	00	00	Complementos de sueldos y salarios	914.130	0	0	0	0	0	914.130
401	04	08	00	Bono compensatorio de alimentación a empleados	98.325	0	0	0	0	0	98.325
401	04	96	00	Otros complementos a empleados	815.805	0	0	0	0	0	815.805
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	611.853	0	0	0	0	0	611.853
401	05	01	00	Aguinaldos a empleados	407.902	0	0	0	0	0	407.902
401	05	03	00	Bono vacacional a empleados	203.951	0	0	0	0	0	203.951
401	06	00	00	Aportes patronales y legales	129.523	0	0	0	0	0	129.523
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	28.312	0	0	0	0	0	28.312
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	56.952	0	0	0	0	0	56.952
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.291	0	0	0	0	0	6.291
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	37.968	0	0	0	0	0	37.968
401	07	00	00	Asistencia socio-económica	799.882	0	0	0	0	0	799.882
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	799.882	0	0	0	0	0	799.882
401	08	00	00	Prestaciones sociales e indemnizaciones	271.633	0	0	0	0	0	271.633
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	271.633	0	0	0	0	0	271.633
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**421.729**	**0**	**0**	**0**	**0**	**0**	**421.729**
402	01	00	00	Productos alimenticios y agropecuarios	15.083	0	0	0	0	0	15.083
402	01	01	00	Alimentos y bebidas para personas	15.083	0	0	0	0	0	15.083
402	03	00	00	Textiles y vestuarios	25.823	0	0	0	0	0	25.823

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115969 590065000 FORMACIÓN SOCIOPOLÍTICA Y CAPACITACIÓN TÉCNICA A PERSONAS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: PERSONA **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	469	0	0	0	0	0	469
402	03	02	00	Prendas de vestir	25.354	0	0	0	0	0	25.354
402	04	00	00	Productos de cuero y caucho	23.567	0	0	0	0	0	23.567
402	04	03	00	Cauchos y tripas para vehículos	23.567	0	0	0	0	0	23.567
402	05	00	00	Productos de papel, cartón e impresos	250.331	0	0	0	0	0	250.331
402	05	01	00	Pulpa de madera, papel y cartón	29.074	0	0	0	0	0	29.074
402	05	02	00	Envases y cajas de papel y cartón	19.211	0	0	0	0	0	19.211
402	05	03	00	Productos de papel y cartón para oficina	56.417	0	0	0	0	0	56.417
402	05	04	00	Libros, revistas y periódicos	5.813	0	0	0	0	0	5.813
402	05	05	00	Material de enseñanza	139.816	0	0	0	0	0	139.816
402	06	00	00	Productos químicos y derivados	12.591	0	0	0	0	0	12.591
402	06	03	00	Tintas, pinturas y colorantes	5.126	0	0	0	0	0	5.126
402	06	05	00	Productos de tocador	960	0	0	0	0	0	960
402	06	06	00	Combustibles y lubricantes	2.876	0	0	0	0	0	2.876
402	06	08	00	Productos plásticos	3.629	0	0	0	0	0	3.629
402	08	00	00	Productos metálicos	1.202	0	0	0	0	0	1.202
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.202	0	0	0	0	0	1.202
402	10	00	00	Productos varios y útiles diversos	93.132	0	0	0	0	0	93.132
402	10	02	00	Materiales y útiles de limpieza y aseo	756	0	0	0	0	0	756
402	10	03	00	Utensilios de cocina y comedor	1.000	0	0	0	0	0	1.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	17.519	0	0	0	0	0	17.519
402	10	06	00	Condecoraciones, ofrendas y similares	6.031	0	0	0	0	0	6.031
402	10	07	00	Productos de seguridad en el trabajo	2.626	0	0	0	0	0	2.626
402	10	08	00	Materiales para equipos de computación	58.950	0	0	0	0	0	58.950
402	10	11	00	Materiales eléctricos	6.250	0	0	0	0	0	6.250
403	**00**	**00**	**00**	**Servicios no personales**	**1.774.915**	**0**	**0**	**0**	**0**	**0**	**1.774.915**
403	01	00	00	Alquileres de inmuebles	64.748	0	0	0	0	0	64.748
403	01	02	00	Alquileres de instalaciones culturales y recreativas	64.748	0	0	0	0	0	64.748
403	02	00	00	Alquileres de maquinaria y equipos	102.495	0	0	0	0	0	102.495

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115969 590065000 FORMACIÓN SOCIOPOLÍTICA Y CAPACITACIÓN TÉCNICA A PERSONAS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: PERSONA **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	102.495	0	0	0	0	0	102.495
403	06	00	00	Servicios de transporte y almacenaje	1.875	0	0	0	0	0	1.875
403	06	01	00	Fletes y embalajes	1.875	0	0	0	0	0	1.875
403	07	00	00	Servicios de información, impresión y relaciones públicas	118.011	0	0	0	0	0	118.011
403	07	01	00	Publicidad y propaganda	4.875	0	0	0	0	0	4.875
403	07	02	00	Imprenta y reproducción	53.760	0	0	0	0	0	53.760
403	07	04	00	Avisos	59.376	0	0	0	0	0	59.376
403	09	00	00	Viáticos y pasajes	635.071	0	0	0	0	0	635.071
403	09	01	00	Viáticos y pasajes dentro del país	586.654	0	0	0	0	0	586.654
403	09	02	00	Viáticos y pasajes fuera del país	48.417	0	0	0	0	0	48.417
403	10	00	00	Servicios profesionales y técnicos	460.070	0	0	0	0	0	460.070
403	10	07	00	Servicios de capacitación y adiestramiento	112.500	0	0	0	0	0	112.500
403	10	99	00	Otros servicios profesionales y técnicos	347.570	0	0	0	0	0	347.570
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	109.313	0	0	0	0	0	109.313
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	78.750	0	0	0	0	0	78.750
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	30.563	0	0	0	0	0	30.563
403	12	00	00	Conservación y reparaciones menores de obras	32.875	0	0	0	0	0	32.875
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	32.875	0	0	0	0	0	32.875
403	18	00	00	Impuestos indirectos	249.965	0	0	0	0	0	249.965
403	18	01	00	Impuesto al valor agregado	249.965	0	0	0	0	0	249.965
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	492	0	0	0	0	0	492
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	492	0	0	0	0	0	492
404	**00**	**00**	**00**	**Activos reales**	**453.881**	**0**	**0**	**0**	**0**	**0**	**453.881**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	386.279	0	0	0	0	0	386.279
404	09	02	00	Equipos de computación	234.196	0	0	0	0	0	234.196
404	09	03	00	Mobiliario y equipos de alojamiento	152.083	0	0	0	0	0	152.083
404	12	00	00	Activos intangibles	30.768	0	0	0	0	0	30.768
404	12	04	00	Paquetes y programas de computación	12.500	0	0	0	0	0	12.500
404	12	99	00	Otros activos intangibles	18.268	0	0	0	0	0	18.268

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115969 590065000 FORMACIÓN SOCIOPOLÍTICA Y CAPACITACIÓN TÉCNICA A PERSONAS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: PERSONA **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	00	00	Otros activos reales	36.834	0	0	0	0	0	36.834
404	99	01	00	Otros activos reales	36.834	0	0	0	0	0	36.834
				Totales	**5.848.281**	**0**	**0**	**0**	**0**	**0**	**5.848.281**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115969 590065000 FORMACIÓN SOCIOPOLÍTICA Y CAPACITACIÓN TÉCNICA A PERSONAS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: PERSONA **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115969 590065000 FORMACIÓN SOCIOPOLÍTICA Y CAPACITACIÓN TÉCNICA A PERSONAS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: PERSONA **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590065001 FORMACIÓN DE PROMOTORES DEL PODER POPULAR EN EL ÁREA SOCIOPOLÍTICA POR MEDIO DE CURSOS, TALLERES ,ENCUENTROS, SEMINARIOS Y FOROS

UNIDAD DE MEDIDA: PERSONA **META:** 650

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.197.756**	**0**	**0**	**0**	**0**	0	**3.197.756**
401	01	00	00	Sueldos, salarios y otras retribuciones	312.687	0	0	0	0	0	312.687
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	121.047	0	0	0	0	0	121.047
401	01	99	00	Otras retribuciones	191.640	0	0	0	0	0	191.640
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	79.502	0	0	0	0	0	79.502
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	79.502	0	0	0	0	0	79.502
401	03	00	00	Primas	78.546	0	0	0	0	0	78.546
401	03	08	00	Primas de profesionalización a empleados	14.526	0	0	0	0	0	14.526
401	03	09	00	Primas por antigüedad a empleados	64.020	0	0	0	0	0	64.020
401	04	00	00	Complementos de sueldos y salarios	914.130	0	0	0	0	0	914.130
401	04	08	00	Bono compensatorio de alimentación a empleados	98.325	0	0	0	0	0	98.325
401	04	96	00	Otros complementos a empleados	815.805	0	0	0	0	0	815.805
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	611.853	0	0	0	0	0	611.853
401	05	01	00	Aguinaldos a empleados	407.902	0	0	0	0	0	407.902
401	05	03	00	Bono vacacional a empleados	203.951	0	0	0	0	0	203.951
401	06	00	00	Aportes patronales y legales	129.523	0	0	0	0	0	129.523
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	28.312	0	0	0	0	0	28.312
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	56.952	0	0	0	0	0	56.952
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.291	0	0	0	0	0	6.291
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	37.968	0	0	0	0	0	37.968
401	07	00	00	Asistencia socio-económica	799.882	0	0	0	0	0	799.882
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	799.882	0	0	0	0	0	799.882
401	08	00	00	Prestaciones sociales e indemnizaciones	271.633	0	0	0	0	0	271.633
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	271.633	0	0	0	0	0	271.633

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115969 590065000 FORMACIÓN SOCIOPOLÍTICA Y CAPACITACIÓN TÉCNICA A PERSONAS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: PERSONA **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590065001 FORMACIÓN DE PROMOTORES DEL PODER POPULAR EN EL ÁREA SOCIOPOLÍTICA POR MEDIO DE CURSOS, TALLERES ,ENCUENTROS, SEMINARIOS Y FOROS

UNIDAD DE MEDIDA: PERSONA **META:** 650

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**126.520**	**0**	**0**	**0**	**0**	0	**126.520**
402	01	00	00	Productos alimenticios y agropecuarios	4.525	0	0	0	0	0	4.525
402	01	01	00	Alimentos y bebidas para personas	4.525	0	0	0	0	0	4.525
402	03	00	00	Textiles y vestuarios	7.747	0	0	0	0	0	7.747
402	03	01	00	Textiles	141	0	0	0	0	0	141
402	03	02	00	Prendas de vestir	7.606	0	0	0	0	0	7.606
402	04	00	00	Productos de cuero y caucho	7.069	0	0	0	0	0	7.069
402	04	03	00	Cauchos y tripas para vehículos	7.069	0	0	0	0	0	7.069
402	05	00	00	Productos de papel, cartón e impresos	75.154	0	0	0	0	0	75.154
402	05	01	00	Pulpa de madera, papel y cartón	8.722	0	0	0	0	0	8.722
402	05	02	00	Envases y cajas de papel y cartón	5.763	0	0	0	0	0	5.763
402	05	03	00	Productos de papel y cartón para oficina	16.925	0	0	0	0	0	16.925
402	05	04	00	Libros, revistas y periódicos	1.744	0	0	0	0	0	1.744
402	05	05	00	Material de enseñanza	42.000	0	0	0	0	0	42.000
402	06	00	00	Productos químicos y derivados	3.724	0	0	0	0	0	3.724
402	06	03	00	Tintas, pinturas y colorantes	1.484	0	0	0	0	0	1.484
402	06	05	00	Productos de tocador	288	0	0	0	0	0	288
402	06	06	00	Combustibles y lubricantes	863	0	0	0	0	0	863
402	06	08	00	Productos plásticos	1.089	0	0	0	0	0	1.089
402	08	00	00	Productos metálicos	361	0	0	0	0	0	361
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	361	0	0	0	0	0	361
402	10	00	00	Productos varios y útiles diversos	27.940	0	0	0	0	0	27.940
402	10	02	00	Materiales y útiles de limpieza y aseo	227	0	0	0	0	0	227
402	10	03	00	Utensilios de cocina y comedor	300	0	0	0	0	0	300

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115969 590065000 FORMACIÓN SOCIOPOLÍTICA Y CAPACITACIÓN TÉCNICA A PERSONAS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: PERSONA **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590065001 FORMACIÓN DE PROMOTORES DEL PODER POPULAR EN EL ÁREA SOCIOPOLÍTICA POR MEDIO DE CURSOS, TALLERES ,ENCUENTROS, SEMINARIOS Y FOROS

UNIDAD DE MEDIDA: PERSONA **META:** 650

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.256	0	0	0	0	0	5.256
402	10	06	00	Condecoraciones, ofrendas y similares	1.809	0	0	0	0	0	1.809
402	10	07	00	Productos de seguridad en el trabajo	788	0	0	0	0	0	788
402	10	08	00	Materiales para equipos de computación	17.685	0	0	0	0	0	17.685
402	10	11	00	Materiales eléctricos	1.875	0	0	0	0	0	1.875
403	**00**	**00**	**00**	**Servicios no personales**	**532.417**	**0**	**0**	**0**	**0**	0	**532.417**
403	01	00	00	Alquileres de inmuebles	15.329	0	0	0	0	0	15.329
403	01	02	00	Alquileres de instalaciones culturales y recreativas	15.329	0	0	0	0	0	15.329
403	02	00	00	Alquileres de maquinaria y equipos	30.745	0	0	0	0	0	30.745
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	30.745	0	0	0	0	0	30.745
403	06	00	00	Servicios de transporte y almacenaje	1.875	0	0	0	0	0	1.875
403	06	01	00	Fletes y embalajes	1.875	0	0	0	0	0	1.875
403	07	00	00	Servicios de información, impresión y relaciones públicas	26.448	0	0	0	0	0	26.448
403	07	01	00	Publicidad y propaganda	4.875	0	0	0	0	0	4.875
403	07	02	00	Imprenta y reproducción	3.760	0	0	0	0	0	3.760
403	07	04	00	Avisos	17.813	0	0	0	0	0	17.813
403	09	00	00	Viáticos y pasajes	163.466	0	0	0	0	0	163.466
403	09	01	00	Viáticos y pasajes dentro del país	153.941	0	0	0	0	0	153.941
403	09	02	00	Viáticos y pasajes fuera del país	9.525	0	0	0	0	0	9.525
403	10	00	00	Servicios profesionales y técnicos	190.570	0	0	0	0	0	190.570
403	10	07	00	Servicios de capacitación y adiestramiento	33.750	0	0	0	0	0	33.750
403	10	99	00	Otros servicios profesionales y técnicos	156.820	0	0	0	0	0	156.820
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	24.188	0	0	0	0	0	24.188
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	23.625	0	0	0	0	0	23.625

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115969 590065000 FORMACIÓN SOCIOPOLÍTICA Y CAPACITACIÓN TÉCNICA A PERSONAS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: PERSONA **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 590065001 FORMACIÓN DE PROMOTORES DEL PODER POPULAR EN EL ÁREA SOCIOPOLÍTICA POR MEDIO DE CURSOS, TALLERES ,ENCUENTROS, SEMINARIOS Y FOROS

UNIDAD DE MEDIDA: PERSONA **META:** 650

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	563	0	0	0	0	0	563
403	12	00	00	Conservación y reparaciones menores de obras	2.875	0	0	0	0	0	2.875
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.875	0	0	0	0	0	2.875
403	18	00	00	Impuestos indirectos	76.429	0	0	0	0	0	76.429
403	18	01	00	Impuesto al valor agregado	76.429	0	0	0	0	0	76.429
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	492	0	0	0	0	0	492
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	492	0	0	0	0	0	492
404	**00**	**00**	**00**	**Activos reales**	**136.219**	**0**	**0**	**0**	**0**	0	**136.219**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	115.884	0	0	0	0	0	115.884
404	09	02	00	Equipos de computación	70.259	0	0	0	0	0	70.259
404	09	03	00	Mobiliario y equipos de alojamiento	45.625	0	0	0	0	0	45.625
404	12	00	00	Activos intangibles	9.230	0	0	0	0	0	9.230
404	12	04	00	Paquetes y programas de computación	3.750	0	0	0	0	0	3.750
404	12	99	00	Otros activos intangibles	5.480	0	0	0	0	0	5.480
404	99	00	00	Otros activos reales	11.105	0	0	0	0	0	11.105
404	99	01	00	Otros activos reales	11.105	0	0	0	0	0	11.105
				Totales	**3.992.912**	**0**	**0**	**0**	**0**	0	**3.992.912**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115969 590065000 FORMACIÓN SOCIOPOLÍTICA Y CAPACITACIÓN TÉCNICA A PERSONAS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: PERSONA **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590065002 CAPACITACIÓN TÉCNICA EN EL ÁREA DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PERSONA **META:** 350

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**295.209**	**0**	**0**	**0**	**0**	0	**295.209**
402	01	00	00	Productos alimenticios y agropecuarios	10.558	0	0	0	0	0	10.558
402	01	01	00	Alimentos y bebidas para personas	10.558	0	0	0	0	0	10.558
402	03	00	00	Textiles y vestuarios	18.076	0	0	0	0	0	18.076
402	03	01	00	Textiles	328	0	0	0	0	0	328
402	03	02	00	Prendas de vestir	17.748	0	0	0	0	0	17.748
402	04	00	00	Productos de cuero y caucho	16.498	0	0	0	0	0	16.498
402	04	03	00	Cauchos y tripas para vehículos	16.498	0	0	0	0	0	16.498
402	05	00	00	Productos de papel, cartón e impresos	175.177	0	0	0	0	0	175.177
402	05	01	00	Pulpa de madera, papel y cartón	20.352	0	0	0	0	0	20.352
402	05	02	00	Envases y cajas de papel y cartón	13.448	0	0	0	0	0	13.448
402	05	03	00	Productos de papel y cartón para oficina	39.492	0	0	0	0	0	39.492
402	05	04	00	Libros, revistas y periódicos	4.069	0	0	0	0	0	4.069
402	05	05	00	Material de enseñanza	97.816	0	0	0	0	0	97.816
402	06	00	00	Productos químicos y derivados	8.867	0	0	0	0	0	8.867
402	06	03	00	Tintas, pinturas y colorantes	3.642	0	0	0	0	0	3.642
402	06	05	00	Productos de tocador	672	0	0	0	0	0	672
402	06	06	00	Combustibles y lubricantes	2.013	0	0	0	0	0	2.013
402	06	08	00	Productos plásticos	2.540	0	0	0	0	0	2.540
402	08	00	00	Productos metálicos	841	0	0	0	0	0	841
402	08	03	00	Herramientas menores, cuchillería y articulos generales de ferretería	841	0	0	0	0	0	841
402	10	00	00	Productos varios y útiles diversos	65.192	0	0	0	0	0	65.192
402	10	02	00	Materiales y útiles de limpieza y aseo	529	0	0	0	0	0	529
402	10	03	00	Utensilios de cocina y comedor	700	0	0	0	0	0	700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115969 590065000 FORMACIÓN SOCIOPOLÍTICA Y CAPACITACIÓN TÉCNICA A PERSONAS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: PERSONA **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590065002 CAPACITACIÓN TÉCNICA EN EL ÁREA DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PERSONA **META:** 350

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.263	0	0	0	0	0	12.263
402	10	06	00	Condecoraciones, ofrendas y similares	4.222	0	0	0	0	0	4.222
402	10	07	00	Productos de seguridad en el trabajo	1.838	0	0	0	0	0	1.838
402	10	08	00	Materiales para equipos de computación	41.265	0	0	0	0	0	41.265
402	10	11	00	Materiales eléctricos	4.375	0	0	0	0	0	4.375
403	**00**	**00**	**00**	**Servicios no personales**	**1.242.498**	**0**	**0**	**0**	**0**	0	**1.242.498**
403	01	00	00	Alquileres de inmuebles	49.419	0	0	0	0	0	49.419
403	01	02	00	Alquileres de instalaciones culturales y recreativas	49.419	0	0	0	0	0	49.419
403	02	00	00	Alquileres de maquinaria y equipos	71.750	0	0	0	0	0	71.750
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	71.750	0	0	0	0	0	71.750
403	07	00	00	Servicios de información, impresión y relaciones públicas	91.563	0	0	0	0	0	91.563
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	07	04	00	Avisos	41.563	0	0	0	0	0	41.563
403	09	00	00	Viáticos y pasajes	471.605	0	0	0	0	0	471.605
403	09	01	00	Viáticos y pasajes dentro del país	432.713	0	0	0	0	0	432.713
403	09	02	00	Viáticos y pasajes fuera del país	38.892	0	0	0	0	0	38.892
403	10	00	00	Servicios profesionales y técnicos	269.500	0	0	0	0	0	269.500
403	10	07	00	Servicios de capacitación y adiestramiento	78.750	0	0	0	0	0	78.750
403	10	99	00	Otros servicios profesionales y técnicos	190.750	0	0	0	0	0	190.750
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	85.125	0	0	0	0	0	85.125
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	55.125	0	0	0	0	0	55.125
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	12	00	00	Conservación y reparaciones menores de obras	30.000	0	0	0	0	0	30.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	30.000	0	0	0	0	0	30.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115969 590065000 FORMACIÓN SOCIOPOLÍTICA Y CAPACITACIÓN TÉCNICA A PERSONAS DEL SECTOR ELÉCTRICO

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: PERSONA **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590065002 CAPACITACIÓN TÉCNICA EN EL ÁREA DEL SERVICIO ELÉCTRICO

UNIDAD DE MEDIDA: PERSONA **META:** 350

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	173.536	0	0	0	0	0	173.536
403	18	01	00	Impuesto al valor agregado	173.536	0	0	0	0	0	173.536
404	**00**	**00**	**00**	**Activos reales**	**317.662**	**0**	**0**	**0**	**0**	0	**317.662**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	270.395	0	0	0	0	0	270.395
404	09	02	00	Equipos de computación	163.937	0	0	0	0	0	163.937
404	09	03	00	Mobiliario y equipos de alojamiento	106.458	0	0	0	0	0	106.458
404	12	00	00	Activos intangibles	21.538	0	0	0	0	0	21.538
404	12	04	00	Paquetes y programas de computación	8.750	0	0	0	0	0	8.750
404	12	99	00	Otros activos intangibles	12.788	0	0	0	0	0	12.788
404	99	00	00	Otros activos reales	25.729	0	0	0	0	0	25.729
404	99	01	00	Otros activos reales	25.729	0	0	0	0	0	25.729
				Totales	**1.855.369**	**0**	**0**	**0**	**0**	0	**1.855.369**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116009 590066000 DISEÑO Y ACTUALIZACIÓN DEL PLAN DE USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**77.977**	**0**	**0**	**0**	**0**	**0**	**77.977**
402	01	00	00	Productos alimenticios y agropecuarios	11.547	0	0	0	0	0	11.547
402	01	01	00	Alimentos y bebidas para personas	11.547	0	0	0	0	0	11.547
402	05	00	00	Productos de papel, cartón e impresos	23.514	0	0	0	0	0	23.514
402	05	01	00	Pulpa de madera, papel y cartón	14.407	0	0	0	0	0	14.407
402	05	03	00	Productos de papel y cartón para oficina	9.107	0	0	0	0	0	9.107
402	06	00	00	Productos químicos y derivados	19.979	0	0	0	0	0	19.979
402	06	03	00	Tintas, pinturas y colorantes	8.146	0	0	0	0	0	8.146
402	06	08	00	Productos plásticos	11.833	0	0	0	0	0	11.833
402	10	00	00	Productos varios y útiles diversos	22.937	0	0	0	0	0	22.937
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.810	0	0	0	0	0	10.810
402	10	08	00	Materiales para equipos de computación	12.127	0	0	0	0	0	12.127
403	**00**	**00**	**00**	**Servicios no personales**	**437.774**	**0**	**0**	**0**	**0**	**0**	**437.774**
403	07	00	00	Servicios de información, impresión y relaciones públicas	33.188	0	0	0	0	0	33.188
403	07	01	00	Publicidad y propaganda	19.094	0	0	0	0	0	19.094
403	07	03	00	Relaciones sociales	14.094	0	0	0	0	0	14.094
403	09	00	00	Viáticos y pasajes	216.448	0	0	0	0	0	216.448
403	09	01	00	Viáticos y pasajes dentro del país	123.204	0	0	0	0	0	123.204
403	09	02	00	Viáticos y pasajes fuera del país	93.244	0	0	0	0	0	93.244
403	10	00	00	Servicios profesionales y técnicos	43.891	0	0	0	0	0	43.891
403	10	07	00	Servicios de capacitación y adiestramiento	20.906	0	0	0	0	0	20.906
403	10	99	00	Otros servicios profesionales y técnicos	22.985	0	0	0	0	0	22.985
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	16.594	0	0	0	0	0	16.594
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	7.547	0	0	0	0	0	7.547
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	2.375	0	0	0	0	0	2.375
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	6.672	0	0	0	0	0	6.672
403	18	00	00	Impuestos indirectos	72.221	0	0	0	0	0	72.221
403	18	01	00	Impuesto al valor agregado	68.650	0	0	0	0	0	68.650

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116009 590066000 DISEÑO Y ACTUALIZACIÓN DEL PLAN DE USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	99	00	Otros impuestos indirectos	3.571	0	0	0	0	0	3.571
403	99	00	00	Otros servicios no personales	55.432	0	0	0	0	0	55.432
403	99	01	00	Otros servicios no personales	55.432	0	0	0	0	0	55.432
404	**00**	**00**	**00**	**Activos reales**	**292.219**	**0**	**0**	**0**	**0**	**0**	**292.219**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	112.048	0	0	0	0	0	112.048
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	112.048	0	0	0	0	0	112.048
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	57.420	0	0	0	0	0	57.420
404	07	01	00	Equipos científicos y de laboratorio	57.420	0	0	0	0	0	57.420
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	122.751	0	0	0	0	0	122.751
404	09	02	00	Equipos de computación	122.751	0	0	0	0	0	122.751
				Totales	**807.970**	**0**	**0**	**0**	**0**	**0**	**807.970**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116009 590066000 DISEÑO Y ACTUALIZACIÓN DEL PLAN DE USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116009 590066000 DISEÑO Y ACTUALIZACIÓN DEL PLAN DE USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590066001 FORMULAR EL PLAN DE EFICIENCIA ENERGÉTICA

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**57.577**	**0**	**0**	**0**	**0**	0	**57.577**
402	01	00	00	Productos alimenticios y agropecuarios	8.547	0	0	0	0	0	8.547
402	01	01	00	Alimentos y bebidas para personas	8.547	0	0	0	0	0	8.547
402	05	00	00	Productos de papel, cartón e impresos	17.296	0	0	0	0	0	17.296
402	05	01	00	Pulpa de madera, papel y cartón	10.579	0	0	0	0	0	10.579
402	05	03	00	Productos de papel y cartón para oficina	6.717	0	0	0	0	0	6.717
402	06	00	00	Productos químicos y derivados	14.758	0	0	0	0	0	14.758
402	06	03	00	Tintas, pinturas y colorantes	5.996	0	0	0	0	0	5.996
402	06	08	00	Productos plásticos	8.762	0	0	0	0	0	8.762
402	10	00	00	Productos varios y útiles diversos	16.976	0	0	0	0	0	16.976
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.994	0	0	0	0	0	7.994
402	10	08	00	Materiales para equipos de computación	8.982	0	0	0	0	0	8.982
403	**00**	**00**	**00**	**Servicios no personales**	**333.427**	**0**	**0**	**0**	**0**	0	**333.427**
403	07	00	00	Servicios de información, impresión y relaciones públicas	24.438	0	0	0	0	0	24.438
403	07	01	00	Publicidad y propaganda	14.094	0	0	0	0	0	14.094
403	07	03	00	Relaciones sociales	10.344	0	0	0	0	0	10.344
403	09	00	00	Viáticos y pasajes	159.278	0	0	0	0	0	159.278
403	09	01	00	Viáticos y pasajes dentro del país	90.704	0	0	0	0	0	90.704
403	09	02	00	Viáticos y pasajes fuera del país	68.574	0	0	0	0	0	68.574
403	10	00	00	Servicios profesionales y técnicos	32.641	0	0	0	0	0	32.641
403	10	07	00	Servicios de capacitación y adiestramiento	15.906	0	0	0	0	0	15.906
403	10	99	00	Otros servicios profesionales y técnicos	16.735	0	0	0	0	0	16.735
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	12.219	0	0	0	0	0	12.219
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	5.547	0	0	0	0	0	5.547

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116009 590066000 DISEÑO Y ACTUALIZACIÓN DEL PLAN DE USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590066001 FORMULAR EL PLAN DE EFICIENCIA ENERGÉTICA

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	6.672	0	0	0	0	0	6.672
403	18	00	00	Impuestos indirectos	50.579	0	0	0	0	0	50.579
403	18	01	00	Impuesto al valor agregado	50.579	0	0	0	0	0	50.579
403	99	00	00	Otros servicios no personales	54.272	0	0	0	0	0	54.272
403	99	01	00	Otros servicios no personales	54.272	0	0	0	0	0	54.272
404	**00**	**00**	**00**	**Activos reales**	**214.973**	**0**	**0**	**0**	**0**	0	**214.973**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	82.450	0	0	0	0	0	82.450
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	82.450	0	0	0	0	0	82.450
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	42.272	0	0	0	0	0	42.272
404	07	01	00	Equipos científicos y de laboratorio	42.272	0	0	0	0	0	42.272
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	90.251	0	0	0	0	0	90.251
404	09	02	00	Equipos de computación	90.251	0	0	0	0	0	90.251
				Totales	**605.977**	**0**	**0**	**0**	**0**	0	**605.977**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116009 590066000 DISEÑO Y ACTUALIZACIÓN DEL PLAN DE USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590066002 ACTUALIZAR EL PLAN DE EFICIENCIA ENERGÉTICA

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.400**	**0**	**0**	**0**	**0**	0	**20.400**
402	01	00	00	Productos alimenticios y agropecuarios	3.000	0	0	0	0	0	3.000
402	01	01	00	Alimentos y bebidas para personas	3.000	0	0	0	0	0	3.000
402	05	00	00	Productos de papel, cartón e impresos	6.218	0	0	0	0	0	6.218
402	05	01	00	Pulpa de madera, papel y cartón	3.828	0	0	0	0	0	3.828
402	05	03	00	Productos de papel y cartón para oficina	2.390	0	0	0	0	0	2.390
402	06	00	00	Productos químicos y derivados	5.221	0	0	0	0	0	5.221
402	06	03	00	Tintas, pinturas y colorantes	2.150	0	0	0	0	0	2.150
402	06	08	00	Productos plásticos	3.071	0	0	0	0	0	3.071
402	10	00	00	Productos varios y útiles diversos	5.961	0	0	0	0	0	5.961
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.816	0	0	0	0	0	2.816
402	10	08	00	Materiales para equipos de computación	3.145	0	0	0	0	0	3.145
403	**00**	**00**	**00**	**Servicios no personales**	**104.347**	**0**	**0**	**0**	**0**	0	**104.347**
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.750	0	0	0	0	0	8.750
403	07	01	00	Publicidad y propaganda	5.000	0	0	0	0	0	5.000
403	07	03	00	Relaciones sociales	3.750	0	0	0	0	0	3.750
403	09	00	00	Viáticos y pasajes	57.170	0	0	0	0	0	57.170
403	09	01	00	Viáticos y pasajes dentro del país	32.500	0	0	0	0	0	32.500
403	09	02	00	Viáticos y pasajes fuera del país	24.670	0	0	0	0	0	24.670
403	10	00	00	Servicios profesionales y técnicos	11.250	0	0	0	0	0	11.250
403	10	07	00	Servicios de capacitación y adiestramiento	5.000	0	0	0	0	0	5.000
403	10	99	00	Otros servicios profesionales y técnicos	6.250	0	0	0	0	0	6.250
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.375	0	0	0	0	0	4.375
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.000	0	0	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116009 590066000 DISEÑO Y ACTUALIZACIÓN DEL PLAN DE USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590066002 ACTUALIZAR EL PLAN DE EFICIENCIA ENERGÉTICA

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	2.375	0	0	0	0	0	2.375
403	18	00	00	Impuestos indirectos	21.642	0	0	0	0	0	21.642
403	18	01	00	Impuesto al valor agregado	18.071	0	0	0	0	0	18.071
403	18	99	00	Otros impuestos indirectos	3.571	0	0	0	0	0	3.571
403	99	00	00	Otros servicios no personales	1.160	0	0	0	0	0	1.160
403	99	01	00	Otros servicios no personales	1.160	0	0	0	0	0	1.160
404	**00**	**00**	**00**	**Activos reales**	**77.246**	**0**	**0**	**0**	**0**	0	**77.246**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	29.598	0	0	0	0	0	29.598
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	29.598	0	0	0	0	0	29.598
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	15.148	0	0	0	0	0	15.148
404	07	01	00	Equipos científicos y de laboratorio	15.148	0	0	0	0	0	15.148
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	32.500	0	0	0	0	0	32.500
404	09	02	00	Equipos de computación	32.500	0	0	0	0	0	32.500
				Totales	**201.993**	**0**	**0**	**0**	**0**	0	**201.993**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116001 590067000 CONTROL Y SEGUIMIENTO DEL PLAN NACIONAL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 36

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**178.481**	**0**	**0**	**0**	**0**	**0**	**178.481**
402	01	00	00	Productos alimenticios y agropecuarios	18.000	0	0	0	0	0	18.000
402	01	01	00	Alimentos y bebidas para personas	18.000	0	0	0	0	0	18.000
402	05	00	00	Productos de papel, cartón e impresos	40.650	0	0	0	0	0	40.650
402	05	01	00	Pulpa de madera, papel y cartón	13.876	0	0	0	0	0	13.876
402	05	03	00	Productos de papel y cartón para oficina	26.774	0	0	0	0	0	26.774
402	06	00	00	Productos químicos y derivados	40.451	0	0	0	0	0	40.451
402	06	03	00	Tintas, pinturas y colorantes	28.000	0	0	0	0	0	28.000
402	06	08	00	Productos plásticos	12.451	0	0	0	0	0	12.451
402	10	00	00	Productos varios y útiles diversos	79.380	0	0	0	0	0	79.380
402	10	03	00	Utensilios de cocina y comedor	3.500	0	0	0	0	0	3.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	26.890	0	0	0	0	0	26.890
402	10	07	00	Productos de seguridad en el trabajo	19.990	0	0	0	0	0	19.990
402	10	08	00	Materiales para equipos de computación	29.000	0	0	0	0	0	29.000
403	**00**	**00**	**00**	**Servicios no personales**	**306.880**	**0**	**0**	**0**	**0**	**0**	**306.880**
403	07	00	00	Servicios de información, impresión y relaciones públicas	41.750	0	0	0	0	0	41.750
403	07	01	00	Publicidad y propaganda	6.750	0	0	0	0	0	6.750
403	07	02	00	Imprenta y reproducción	23.000	0	0	0	0	0	23.000
403	07	03	00	Relaciones sociales	12.000	0	0	0	0	0	12.000
403	09	00	00	Viáticos y pasajes	141.380	0	0	0	0	0	141.380
403	09	01	00	Viáticos y pasajes dentro del país	90.580	0	0	0	0	0	90.580
403	09	02	00	Viáticos y pasajes fuera del país	50.800	0	0	0	0	0	50.800
403	10	00	00	Servicios profesionales y técnicos	22.000	0	0	0	0	0	22.000
403	10	99	00	Otros servicios profesionales y técnicos	22.000	0	0	0	0	0	22.000
403	18	00	00	Impuestos indirectos	95.370	0	0	0	0	0	95.370
403	18	01	00	Impuesto al valor agregado	95.370	0	0	0	0	0	95.370
403	99	00	00	Otros servicios no personales	6.380	0	0	0	0	0	6.380
403	99	01	00	Otros servicios no personales	6.380	0	0	0	0	0	6.380

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116001 590067000 CONTROL Y SEGUIMIENTO DEL PLAN NACIONAL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 36

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**404.760**	**0**	**0**	**0**	**0**	**0**	**404.760**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	137.560	0	0	0	0	0	137.560
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	137.560	0	0	0	0	0	137.560
404	05	00	00	Equipos de comunicaciones y de señalamiento	13.200	0	0	0	0	0	13.200
404	05	01	00	Equipos de telecomunicaciones	13.200	0	0	0	0	0	13.200
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	76.000	0	0	0	0	0	76.000
404	07	01	00	Equipos científicos y de laboratorio	76.000	0	0	0	0	0	76.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	140.000	0	0	0	0	0	140.000
404	09	02	00	Equipos de computación	140.000	0	0	0	0	0	140.000
404	12	00	00	Activos intangibles	38.000	0	0	0	0	0	38.000
404	12	04	00	Paquetes y programas de computación	38.000	0	0	0	0	0	38.000
				Totales	**890.121**	**0**	**0**	**0**	**0**	**0**	**890.121**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116001 590067000 CONTROL Y SEGUIMIENTO DEL PLAN NACIONAL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 36

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116001 590067000 CONTROL Y SEGUIMIENTO DEL PLAN NACIONAL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 36

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590067001 EVALUACIÓN DE LAS ACCIONES DE REDUCCIÓN DE PERDIDAS TÉCNICAS Y NO TÉCNICAS DE ENERGÍA

UNIDAD DE MEDIDA: AUDITORÍA **META:** 24

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**77.393**	**0**	**0**	**0**	**0**	0	**77.393**
402	01	00	00	Productos alimenticios y agropecuarios	7.805	0	0	0	0	0	7.805
402	01	01	00	Alimentos y bebidas para personas	7.805	0	0	0	0	0	7.805
402	05	00	00	Productos de papel, cartón e impresos	17.627	0	0	0	0	0	17.627
402	05	01	00	Pulpa de madera, papel y cartón	13.876	0	0	0	0	0	13.876
402	05	03	00	Productos de papel y cartón para oficina	3.751	0	0	0	0	0	3.751
402	06	00	00	Productos químicos y derivados	17.540	0	0	0	0	0	17.540
402	06	03	00	Tintas, pinturas y colorantes	12.141	0	0	0	0	0	12.141
402	06	08	00	Productos plásticos	5.399	0	0	0	0	0	5.399
402	10	00	00	Productos varios y útiles diversos	34.421	0	0	0	0	0	34.421
402	10	03	00	Utensilios de cocina y comedor	1.518	0	0	0	0	0	1.518
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	11.660	0	0	0	0	0	11.660
402	10	07	00	Productos de seguridad en el trabajo	8.668	0	0	0	0	0	8.668
402	10	08	00	Materiales para equipos de computación	12.575	0	0	0	0	0	12.575
403	**00**	**00**	**00**	**Servicios no personales**	**121.069**	**0**	**0**	**0**	**0**	0	**121.069**
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.471	0	0	0	0	0	16.471
403	07	01	00	Publicidad y propaganda	2.663	0	0	0	0	0	2.663
403	07	02	00	Imprenta y reproducción	9.074	0	0	0	0	0	9.074
403	07	03	00	Relaciones sociales	4.734	0	0	0	0	0	4.734
403	09	00	00	Viáticos y pasajes	55.777	0	0	0	0	0	55.777
403	09	01	00	Viáticos y pasajes dentro del país	35.735	0	0	0	0	0	35.735
403	09	02	00	Viáticos y pasajes fuera del país	20.042	0	0	0	0	0	20.042
403	10	00	00	Servicios profesionales y técnicos	8.679	0	0	0	0	0	8.679
403	10	99	00	Otros servicios profesionales y técnicos	8.679	0	0	0	0	0	8.679

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116001 590067000 CONTROL Y SEGUIMIENTO DEL PLAN NACIONAL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 36

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590067001 EVALUACIÓN DE LAS ACCIONES DE REDUCCIÓN DE PERDIDAS TÉCNICAS Y NO TÉCNICAS DE ENERGÍA

UNIDAD DE MEDIDA: AUDITORÍA **META:** 24

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	37.625	0	0	0	0	0	37.625
403	18	01	00	Impuesto al valor agregado	37.625	0	0	0	0	0	37.625
403	99	00	00	Otros servicios no personales	2.517	0	0	0	0	0	2.517
403	99	01	00	Otros servicios no personales	2.517	0	0	0	0	0	2.517
404	**00**	**00**	**00**	**Activos reales**	**161.904**	**0**	**0**	**0**	**0**	0	**161.904**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	55.024	0	0	0	0	0	55.024
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	55.024	0	0	0	0	0	55.024
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.280	0	0	0	0	0	5.280
404	05	01	00	Equipos de telecomunicaciones	5.280	0	0	0	0	0	5.280
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	30.400	0	0	0	0	0	30.400
404	07	01	00	Equipos científicos y de laboratorio	30.400	0	0	0	0	0	30.400
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	56.000	0	0	0	0	0	56.000
404	09	02	00	Equipos de computación	56.000	0	0	0	0	0	56.000
404	12	00	00	Activos intangibles	15.200	0	0	0	0	0	15.200
404	12	04	00	Paquetes y programas de computación	15.200	0	0	0	0	0	15.200
				Totales	**360.366**	**0**	**0**	**0**	**0**	0	**360.366**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116001 590067000 CONTROL Y SEGUIMIENTO DEL PLAN NACIONAL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 36

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590067002 DESARROLLO DE LA FORMULACIÓN DE REPORTES TÉCNICOS Y RED ELÉCTRICA

UNIDAD DE MEDIDA: REPORTE **META:** 12

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**101.088**	**0**	**0**	**0**	**0**	0	**101.088**
402	01	00	00	Productos alimenticios y agropecuarios	10.195	0	0	0	0	0	10.195
402	01	01	00	Alimentos y bebidas para personas	10.195	0	0	0	0	0	10.195
402	05	00	00	Productos de papel, cartón e impresos	23.023	0	0	0	0	0	23.023
402	05	03	00	Productos de papel y cartón para oficina	23.023	0	0	0	0	0	23.023
402	06	00	00	Productos químicos y derivados	22.911	0	0	0	0	0	22.911
402	06	03	00	Tintas, pinturas y colorantes	15.859	0	0	0	0	0	15.859
402	06	08	00	Productos plásticos	7.052	0	0	0	0	0	7.052
402	10	00	00	Productos varios y útiles diversos	44.959	0	0	0	0	0	44.959
402	10	03	00	Utensilios de cocina y comedor	1.982	0	0	0	0	0	1.982
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.230	0	0	0	0	0	15.230
402	10	07	00	Productos de seguridad en el trabajo	11.322	0	0	0	0	0	11.322
402	10	08	00	Materiales para equipos de computación	16.425	0	0	0	0	0	16.425
403	**00**	**00**	**00**	**Servicios no personales**	**185.811**	**0**	**0**	**0**	**0**	0	**185.811**
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.279	0	0	0	0	0	25.279
403	07	01	00	Publicidad y propaganda	4.087	0	0	0	0	0	4.087
403	07	02	00	Imprenta y reproducción	13.926	0	0	0	0	0	13.926
403	07	03	00	Relaciones sociales	7.266	0	0	0	0	0	7.266
403	09	00	00	Viáticos y pasajes	85.603	0	0	0	0	0	85.603
403	09	01	00	Viáticos y pasajes dentro del país	54.845	0	0	0	0	0	54.845
403	09	02	00	Viáticos y pasajes fuera del país	30.758	0	0	0	0	0	30.758
403	10	00	00	Servicios profesionales y técnicos	13.321	0	0	0	0	0	13.321
403	10	99	00	Otros servicios profesionales y técnicos	13.321	0	0	0	0	0	13.321
403	18	00	00	Impuestos indirectos	57.745	0	0	0	0	0	57.745

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 116001 590067000 CONTROL Y SEGUIMIENTO DEL PLAN NACIONAL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 36

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590067002 DESARROLLO DE LA FORMULACIÓN DE REPORTES TÉCNICOS Y RED ELÉCTRICA

UNIDAD DE MEDIDA: REPORTE **META:** 12

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	57.745	0	0	0	0	0	57.745
403	99	00	00	Otros servicios no personales	3.863	0	0	0	0	0	3.863
403	99	01	00	Otros servicios no personales	3.863	0	0	0	0	0	3.863
404	**00**	**00**	**00**	**Activos reales**	**242.856**	**0**	**0**	**0**	**0**	0	**242.856**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	82.536	0	0	0	0	0	82.536
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	82.536	0	0	0	0	0	82.536
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.920	0	0	0	0	0	7.920
404	05	01	00	Equipos de telecomunicaciones	7.920	0	0	0	0	0	7.920
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	45.600	0	0	0	0	0	45.600
404	07	01	00	Equipos científicos y de laboratorio	45.600	0	0	0	0	0	45.600
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	84.000	0	0	0	0	0	84.000
404	09	02	00	Equipos de computación	84.000	0	0	0	0	0	84.000
404	12	00	00	Activos intangibles	22.800	0	0	0	0	0	22.800
404	12	04	00	Paquetes y programas de computación	22.800	0	0	0	0	0	22.800
				Totales	**529.755**	**0**	**0**	**0**	**0**	0	**529.755**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115985 590068000 INVESTIGACIÓN Y DESARROLLO EN EL USO RACIONAL Y APROVECHAMIENTO DE LAS FUENTES ALTERNATIVAS DE ENERGÍAS RENOVABLES

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE LA ENERGÍA ALTERNATIVA

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**154.170**	**0**	**0**	**0**	**0**	**0**	**154.170**
402	01	00	00	Productos alimenticios y agropecuarios	120.000	0	0	0	0	0	120.000
402	01	01	00	Alimentos y bebidas para personas	120.000	0	0	0	0	0	120.000
402	05	00	00	Productos de papel, cartón e impresos	34.170	0	0	0	0	0	34.170
402	05	01	00	Pulpa de madera, papel y cartón	34.170	0	0	0	0	0	34.170
403	**00**	**00**	**00**	**Servicios no personales**	**2.428.400**	**0**	**0**	**0**	**0**	**0**	**2.428.400**
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	222.000	0	0	0	0	0	222.000
403	09	01	00	Viáticos y pasajes dentro del país	120.000	0	0	0	0	0	120.000
403	09	02	00	Viáticos y pasajes fuera del país	102.000	0	0	0	0	0	102.000
403	10	00	00	Servicios profesionales y técnicos	1.816.492	0	0	0	0	0	1.816.492
403	10	11	00	Servicios para la elaboración y suministro de comida	897.248	0	0	0	0	0	897.248
403	10	99	00	Otros servicios profesionales y técnicos	919.244	0	0	0	0	0	919.244
403	18	00	00	Impuestos indirectos	339.908	0	0	0	0	0	339.908
403	18	01	00	Impuesto al valor agregado	339.908	0	0	0	0	0	339.908
404	**00**	**00**	**00**	**Activos reales**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	250.000	0	0	0	0	0	250.000
404	07	01	00	Equipos científicos y de laboratorio	250.000	0	0	0	0	0	250.000
				Totales	**2.832.570**	**0**	**0**	**0**	**0**	**0**	**2.832.570**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115985 590068000 INVESTIGACIÓN Y DESARROLLO EN EL USO RACIONAL Y APROVECHAMIENTO DE LAS FUENTES ALTERNATIVAS DE ENERGÍAS RENOVABLES

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE LA ENERGÍA ALTERNATIVA

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115985 590068000 INVESTIGACIÓN Y DESARROLLO EN EL USO RACIONAL Y APROVECHAMIENTO DE LAS FUENTES ALTERNATIVAS DE ENERGÍAS RENOVABLES

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE LA ENERGÍA ALTERNATIVA

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590068001 INVENTARIO, CARACTERIZACIÓN Y EVALUACIÓN DE BIOMASA RESIDUAL SECA DE ORIGEN FORESTAL COMO FUENTES ALTERNAS PARA LA GENERACIÓN DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR:
MPPEE / DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.000**	**0**	**0**	**0**	**0**	0	**2.000**
402	01	00	00	Productos alimenticios y agropecuarios	2.000	0	0	0	0	0	2.000
402	01	01	00	Alimentos y bebidas para personas	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**319.600**	**0**	**0**	**0**	**0**	0	**319.600**
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	222.000	0	0	0	0	0	222.000
403	09	01	00	Viáticos y pasajes dentro del país	120.000	0	0	0	0	0	120.000
403	09	02	00	Viáticos y pasajes fuera del país	102.000	0	0	0	0	0	102.000
403	10	00	00	Servicios profesionales y técnicos	9.008	0	0	0	0	0	9.008
403	10	99	00	Otros servicios profesionales y técnicos	9.008	0	0	0	0	0	9.008
403	18	00	00	Impuestos indirectos	38.592	0	0	0	0	0	38.592
403	18	01	00	Impuesto al valor agregado	38.592	0	0	0	0	0	38.592
				Totales	**321.600**	**0**	**0**	**0**	**0**	0	**321.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115985 590068000 INVESTIGACIÓN Y DESARROLLO EN EL USO RACIONAL Y APROVECHAMIENTO DE LAS FUENTES ALTERNATIVAS DE ENERGÍAS RENOVABLES

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE LA ENERGÍA ALTERNATIVA

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590068002 INVENTARIO, CARACTERIZACIÓN Y EVALUACIÓN DE BIOMASA SECA DE ORIGEN AGRÍCOLA DE FUENTES ALTERNAS PARA LA GENERACIÓN DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MPPEE / DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.019.600**	**0**	**0**	**0**	**0**	0	**1.019.600**
403	10	00	00	Servicios profesionales y técnicos	897.248	0	0	0	0	0	897.248
403	10	11	00	Servicios para la elaboración y suministro de comida	897.248	0	0	0	0	0	897.248
403	18	00	00	Impuestos indirectos	122.352	0	0	0	0	0	122.352
403	18	01	00	Impuesto al valor agregado	122.352	0	0	0	0	0	122.352
				Totales	**1.019.600**	**0**	**0**	**0**	**0**	0	**1.019.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115985 590068000 INVESTIGACIÓN Y DESARROLLO EN EL USO RACIONAL Y APROVECHAMIENTO DE LAS FUENTES ALTERNATIVAS DE ENERGÍAS RENOVABLES

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE LA ENERGÍA ALTERNATIVA

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590068003 ESTUDIO DE LAS TECNOLOGÍAS PARA LA INTEGRACIÓN DE LAS ENERGÍAS RENOVABLES EN LOS PROYECTOS DE LA GRAN MISIÓN VIVIENDA VENEZUELA

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR:
MPPEE / DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	0	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	118.000	0	0	0	0	0	118.000
402	01	01	00	Alimentos y bebidas para personas	118.000	0	0	0	0	0	118.000
402	05	00	00	Productos de papel, cartón e impresos	32.000	0	0	0	0	0	32.000
402	05	01	00	Pulpa de madera, papel y cartón	32.000	0	0	0	0	0	32.000
403	**00**	**00**	**00**	**Servicios no personales**	**719.600**	**0**	**0**	**0**	**0**	0	**719.600**
403	10	00	00	Servicios profesionales y técnicos	597.248	0	0	0	0	0	597.248
403	10	99	00	Otros servicios profesionales y técnicos	597.248	0	0	0	0	0	597.248
403	18	00	00	Impuestos indirectos	122.352	0	0	0	0	0	122.352
403	18	01	00	Impuesto al valor agregado	122.352	0	0	0	0	0	122.352
404	**00**	**00**	**00**	**Activos reales**	**150.000**	**0**	**0**	**0**	**0**	0	**150.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	0	150.000
404	07	01	00	Equipos científicos y de laboratorio	150.000	0	0	0	0	0	150.000
				Totales	**1.019.600**	**0**	**0**	**0**	**0**	0	**1.019.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115985 590068000 INVESTIGACIÓN Y DESARROLLO EN EL USO RACIONAL Y APROVECHAMIENTO DE LAS FUENTES ALTERNATIVAS DE ENERGÍAS RENOVABLES

OBJETIVO DEL PROYECTO: PROMOVER EL USO DE LA ENERGÍA ALTERNATIVA

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590068004 INVENTARIO, CUANTIFICACIÓN Y CARACTERIZACIÓN DEL POTENCIAL ENERGÉTICO DE RECURSO HÍDRICO HASTA 25 MW Y LA EVALUACIÓN Y SELECCIÓN DE TECNOLOGÍAS

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: MPPEE / DIRECCIÓN GENERAL DE ENERGÍA ALTERNATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.170**	**0**	**0**	**0**	**0**	0	**2.170**
402	05	00	00	Productos de papel, cartón e impresos	2.170	0	0	0	0	0	2.170
402	05	01	00	Pulpa de madera, papel y cartón	2.170	0	0	0	0	0	2.170
403	**00**	**00**	**00**	**Servicios no personales**	**369.600**	**0**	**0**	**0**	**0**	0	**369.600**
403	10	00	00	Servicios profesionales y técnicos	312.988	0	0	0	0	0	312.988
403	10	99	00	Otros servicios profesionales y técnicos	312.988	0	0	0	0	0	312.988
403	18	00	00	Impuestos indirectos	56.612	0	0	0	0	0	56.612
403	18	01	00	Impuesto al valor agregado	56.612	0	0	0	0	0	56.612
404	**00**	**00**	**00**	**Activos reales**	**100.000**	**0**	**0**	**0**	**0**	0	**100.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
404	07	01	00	Equipos científicos y de laboratorio	100.000	0	0	0	0	0	100.000
				Totales	**471.770**	**0**	**0**	**0**	**0**	0	**471.770**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115667 590069000 SEGUIMIENTO Y EVALUACIÓN DEL IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL DE LAS POLÍTICAS DEL SECTOR ELÉCTRICO VENEZOLANO PARA EL AÑO 2012

OBJETIVO DEL PROYECTO: APOYAR EN LA TOMA DE DECISIONES ADECUADAS A SOLVENTAR LA PROBLEMÁTICA DEL SEN

UNIDAD DE MEDIDA: INFORME **META:** 22

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**8.803.851**	**0**	**0**	**0**	**0**	**0**	**8.803.851**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.087.916	0	0	0	0	0	1.087.916
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	183.518	0	0	0	0	0	183.518
401	01	18	00	Remuneraciones al personal contratado	468.000	0	0	0	0	0	468.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	37.158	0	0	0	0	0	37.158
401	01	99	00	Otras retribuciones	399.240	0	0	0	0	0	399.240
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	156.767	0	0	0	0	0	156.767
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	135.095	0	0	0	0	0	135.095
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	21.672	0	0	0	0	0	21.672
401	03	00	00	Primas	234.891	0	0	0	0	0	234.891
401	03	08	00	Primas de profesionalización a empleados	26.481	0	0	0	0	0	26.481
401	03	09	00	Primas por antigüedad a empleados	115.212	0	0	0	0	0	115.212
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	93.198	0	0	0	0	0	93.198
401	04	00	00	Complementos de sueldos y salarios	2.298.715	0	0	0	0	0	2.298.715
401	04	08	00	Bono compensatorio de alimentación a empleados	137.655	0	0	0	0	0	137.655
401	04	26	00	Bono compensatorio de alimentación al personal contratado	141.570	0	0	0	0	0	141.570
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	39.330	0	0	0	0	0	39.330
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	269.310	0	0	0	0	0	269.310
401	04	96	00	Otros complementos a empleados	1.246.800	0	0	0	0	0	1.246.800
401	04	98	00	Otros complementos al personal contratado	464.050	0	0	0	0	0	464.050
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.378.611	0	0	0	0	0	1.378.611
401	05	01	00	Aguinaldos a empleados	623.400	0	0	0	0	0	623.400
401	05	03	00	Bono vacacional a empleados	311.700	0	0	0	0	0	311.700
401	05	07	00	Aguinaldos al personal contratado	207.025	0	0	0	0	0	207.025
401	05	08	00	Bono vacacional al personal contratado	34.504	0	0	0	0	0	34.504
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	134.654	0	0	0	0	0	134.654
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	67.328	0	0	0	0	0	67.328
401	06	00	00	Aportes patronales y legales	331.325	0	0	0	0	0	331.325

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115667 590069000 SEGUIMIENTO Y EVALUACIÓN DEL IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL DE LAS POLÍTICAS DEL SECTOR ELÉCTRICO VENEZOLANO PARA EL AÑO 2012

OBJETIVO DEL PROYECTO: APOYAR EN LA TOMA DE DECISIONES ADECUADAS A SOLVENTAR LA PROBLEMÁTICA DEL SEN

UNIDAD DE MEDIDA: INFORME **META:** 22

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	40.901	0	0	0	0	0	40.901
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	87.187	0	0	0	0	0	87.187
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	11.380	0	0	0	0	0	11.380
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	58.124	0	0	0	0	0	58.124
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	63.021	0	0	0	0	0	63.021
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	22.472	0	0	0	0	0	22.472
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	10.312	0	0	0	0	0	10.312
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	22.756	0	0	0	0	0	22.756
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	15.172	0	0	0	0	0	15.172
401	07	00	00	Asistencia socio-económica	2.584.109	0	0	0	0	0	2.584.109
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.223.661	0	0	0	0	0	1.223.661
401	07	33	00	Asistencia socio-económica al personal contratado	1.083.540	0	0	0	0	0	1.083.540
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	276.908	0	0	0	0	0	276.908
401	08	00	00	Prestaciones sociales e indemnizaciones	731.517	0	0	0	0	0	731.517
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	436.068	0	0	0	0	0	436.068
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	187.263	0	0	0	0	0	187.263
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	108.186	0	0	0	0	0	108.186
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**130.110**	**0**	**0**	**0**	**0**	**0**	**130.110**
402	01	00	00	Productos alimenticios y agropecuarios	3.927	0	0	0	0	0	3.927
402	01	01	00	Alimentos y bebidas para personas	3.927	0	0	0	0	0	3.927
402	05	00	00	Productos de papel, cartón e impresos	19.313	0	0	0	0	0	19.313
402	05	03	00	Productos de papel y cartón para oficina	13.729	0	0	0	0	0	13.729
402	05	06	00	Productos de papel y cartón para computación	5.584	0	0	0	0	0	5.584
402	06	00	00	Productos químicos y derivados	3.140	0	0	0	0	0	3.140
402	06	03	00	Tintas, pinturas y colorantes	1.306	0	0	0	0	0	1.306
402	06	08	00	Productos plásticos	1.834	0	0	0	0	0	1.834
402	10	00	00	Productos varios y útiles diversos	103.730	0	0	0	0	0	103.730

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115667 590069000 SEGUIMIENTO Y EVALUACIÓN DEL IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL DE LAS POLÍTICAS DEL SECTOR ELÉCTRICO VENEZOLANO PARA EL AÑO 2012

OBJETIVO DEL PROYECTO: APOYAR EN LA TOMA DE DECISIONES ADECUADAS A SOLVENTAR LA PROBLEMÁTICA DEL SEN

UNIDAD DE MEDIDA: INFORME **META:** 22

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.165	0	0	0	0	0	2.165
402	10	08	00	Materiales para equipos de computación	101.565	0	0	0	0	0	101.565
403	**00**	**00**	**00**	**Servicios no personales**	**207.331**	**0**	**0**	**0**	**0**	**0**	**207.331**
403	09	00	00	Viáticos y pasajes	168.439	0	0	0	0	0	168.439
403	09	01	00	Viáticos y pasajes dentro del país	135.591	0	0	0	0	0	135.591
403	09	02	00	Viáticos y pasajes fuera del país	32.848	0	0	0	0	0	32.848
403	18	00	00	Impuestos indirectos	38.010	0	0	0	0	0	38.010
403	18	01	00	Impuesto al valor agregado	38.010	0	0	0	0	0	38.010
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	882	0	0	0	0	0	882
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	882	0	0	0	0	0	882
404	**00**	**00**	**00**	**Activos reales**	**101.966**	**0**	**0**	**0**	**0**	**0**	**101.966**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	7.706	0	0	0	0	0	7.706
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	7.706	0	0	0	0	0	7.706
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.018	0	0	0	0	0	2.018
404	05	01	00	Equipos de telecomunicaciones	2.018	0	0	0	0	0	2.018
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	64.017	0	0	0	0	0	64.017
404	09	02	00	Equipos de computación	64.017	0	0	0	0	0	64.017
404	12	00	00	Activos intangibles	28.225	0	0	0	0	0	28.225
404	12	05	00	Estudios y proyectos	28.225	0	0	0	0	0	28.225
				Totales	**9.243.258**	**0**	**0**	**0**	**0**	**0**	**9.243.258**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115667 590069000 SEGUIMIENTO Y EVALUACIÓN DEL IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL DE LAS POLÍTICAS DEL SECTOR ELÉCTRICO VENEZOLANO PARA EL AÑO 2012

OBJETIVO DEL PROYECTO: APOYAR EN LA TOMA DE DECISIONES ADECUADAS A SOLVENTAR LA PROBLEMÁTICA DEL SEN

UNIDAD DE MEDIDA: INFORME **META:** 22

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115667 590069000 SEGUIMIENTO Y EVALUACIÓN DEL IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL DE LAS POLÍTICAS DEL SECTOR ELÉCTRICO VENEZOLANO PARA EL AÑO 2012

OBJETIVO DEL PROYECTO: APOYAR EN LA TOMA DE DECISIONES ADECUADAS A SOLVENTAR LA PROBLEMÁTICA DEL SEN

UNIDAD DE MEDIDA: INFORME **META:** 22

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590069001 SEGUIMIENTO DE LA EJECUCIÓN DE LAS POLÍTICAS PÚBLICAS DEL SEN, EN LOS SECTORES RESIDENCIAL, TRANSPORTE, INDUSTRIAL, COMERCIAL Y OFICIAL

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.413.582**	**0**	**0**	**0**	**0**	0	**3.413.582**
401	01	00	00	Sueldos, salarios y otras retribuciones	343.560	0	0	0	0	0	343.560
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	104.661	0	0	0	0	0	104.661
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	18.579	0	0	0	0	0	18.579
401	01	99	00	Otras retribuciones	220.320	0	0	0	0	0	220.320
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	88.434	0	0	0	0	0	88.434
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	77.598	0	0	0	0	0	77.598
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	10.836	0	0	0	0	0	10.836
401	03	00	00	Primas	125.396	0	0	0	0	0	125.396
401	03	08	00	Primas de profesionalización a empleados	14.789	0	0	0	0	0	14.789
401	03	09	00	Primas por antigüedad a empleados	64.008	0	0	0	0	0	64.008
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	46.599	0	0	0	0	0	46.599
401	04	00	00	Complementos de sueldos y salarios	944.673	0	0	0	0	0	944.673
401	04	08	00	Bono compensatorio de alimentación a empleados	78.660	0	0	0	0	0	78.660
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.665	0	0	0	0	0	19.665
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	134.655	0	0	0	0	0	134.655
401	04	96	00	Otros complementos a empleados	711.693	0	0	0	0	0	711.693
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	634.761	0	0	0	0	0	634.761
401	05	01	00	Aguinaldos a empleados	355.847	0	0	0	0	0	355.847
401	05	03	00	Bono vacacional a empleados	177.923	0	0	0	0	0	177.923
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	67.327	0	0	0	0	0	67.327
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	33.664	0	0	0	0	0	33.664
401	06	00	00	Aportes patronales y legales	136.769	0	0	0	0	0	136.769

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115667 590069000 SEGUIMIENTO Y EVALUACIÓN DEL IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL DE LAS POLÍTICAS DEL SECTOR ELÉCTRICO VENEZOLANO PARA EL AÑO 2012

OBJETIVO DEL PROYECTO: APOYAR EN LA TOMA DE DECISIONES ADECUADAS A SOLVENTAR LA PROBLEMÁTICA DEL SEN

UNIDAD DE MEDIDA: INFORME **META:** 22

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590069001 SEGUIMIENTO DE LA EJECUCIÓN DE LAS POLÍTICAS PÚBLICAS DEL SEN, EN LOS SECTORES RESIDENCIAL, TRANSPORTE, INDUSTRIAL, COMERCIAL Y OFICIAL

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	23.353	0	0	0	0	0	23.353
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	49.777	0	0	0	0	0	49.777
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.335	0	0	0	0	0	6.335
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	33.184	0	0	0	0	0	33.184
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	5.156	0	0	0	0	0	5.156
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	11.378	0	0	0	0	0	11.378
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	7.586	0	0	0	0	0	7.586
401	07	00	00	Asistencia socio-económica	836.959	0	0	0	0	0	836.959
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	698.505	0	0	0	0	0	698.505
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	138.454	0	0	0	0	0	138.454
401	08	00	00	Prestaciones sociales e indemnizaciones	303.030	0	0	0	0	0	303.030
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	248.937	0	0	0	0	0	248.937
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	54.093	0	0	0	0	0	54.093
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.667**	**0**	**0**	**0**	**0**	0	**11.667**
402	10	00	00	Productos varios y útiles diversos	11.667	0	0	0	0	0	11.667
402	10	08	00	Materiales para equipos de computación	11.667	0	0	0	0	0	11.667
403	**00**	**00**	**00**	**Servicios no personales**	**118.050**	**0**	**0**	**0**	**0**	0	**118.050**
403	09	00	00	Viáticos y pasajes	109.554	0	0	0	0	0	109.554
403	09	01	00	Viáticos y pasajes dentro del país	109.554	0	0	0	0	0	109.554
403	18	00	00	Impuestos indirectos	8.004	0	0	0	0	0	8.004
403	18	01	00	Impuesto al valor agregado	8.004	0	0	0	0	0	8.004
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	492	0	0	0	0	0	492
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	492	0	0	0	0	0	492

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115667 590069000 SEGUIMIENTO Y EVALUACIÓN DEL IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL DE LAS POLÍTICAS DEL SECTOR ELÉCTRICO VENEZOLANO PARA EL AÑO 2012

OBJETIVO DEL PROYECTO: APOYAR EN LA TOMA DE DECISIONES ADECUADAS A SOLVENTAR LA PROBLEMÁTICA DEL SEN

UNIDAD DE MEDIDA: INFORME **META:** 22

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590069001 SEGUIMIENTO DE LA EJECUCIÓN DE LAS POLÍTICAS PÚBLICAS DEL SEN, EN LOS SECTORES RESIDENCIAL, TRANSPORTE, INDUSTRIAL, COMERCIAL Y OFICIAL

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**3.543.299**	**0**	**0**	**0**	**0**	0	**3.543.299**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115667 590069000 SEGUIMIENTO Y EVALUACIÓN DEL IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL DE LAS POLÍTICAS DEL SECTOR ELÉCTRICO VENEZOLANO PARA EL AÑO 2012

OBJETIVO DEL PROYECTO: APOYAR EN LA TOMA DE DECISIONES ADECUADAS A SOLVENTAR LA PROBLEMÁTICA DEL SEN

UNIDAD DE MEDIDA: INFORME **META:** 22

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590069002 EVALUACIÓN DEL IMPACTO DE LAS POLÍTICAS DEL SECTOR ELÉCTRICO NACIONAL EN LOS SECTORES INDUSTRIAL, COMERCIAL, RESIDENCIAL, OFICIAL Y TRANSPORTE

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**61.128**	**0**	**0**	**0**	**0**	0	**61.128**
402	10	00	00	Productos varios y útiles diversos	61.128	0	0	0	0	0	61.128
402	10	08	00	Materiales para equipos de computación	61.128	0	0	0	0	0	61.128
403	**00**	**00**	**00**	**Servicios no personales**	**11.797**	**0**	**0**	**0**	**0**	0	**11.797**
403	18	00	00	Impuestos indirectos	11.797	0	0	0	0	0	11.797
403	18	01	00	Impuesto al valor agregado	11.797	0	0	0	0	0	11.797
404	**00**	**00**	**00**	**Activos reales**	**37.176**	**0**	**0**	**0**	**0**	0	**37.176**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	37.176	0	0	0	0	0	37.176
404	09	02	00	Equipos de computación	37.176	0	0	0	0	0	37.176
				Totales	**110.101**	**0**	**0**	**0**	**0**	0	**110.101**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115667 590069000 SEGUIMIENTO Y EVALUACIÓN DEL IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL DE LAS POLÍTICAS DEL SECTOR ELÉCTRICO VENEZOLANO PARA EL AÑO 2012

OBJETIVO DEL PROYECTO: APOYAR EN LA TOMA DE DECISIONES ADECUADAS A SOLVENTAR LA PROBLEMÁTICA DEL SEN

UNIDAD DE MEDIDA: INFORME **META:** 22

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590069003 CREACIÓN Y EJECUCIÓN DE MECANISMOS PARA EL LEVANTAMIENTO DE LA INFORMACIÓN DEL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.718.824**	**0**	**0**	**0**	**0**	0	**2.718.824**
401	01	00	00	Sueldos, salarios y otras retribuciones	276.356	0	0	0	0	0	276.356
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	78.857	0	0	0	0	0	78.857
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	18.579	0	0	0	0	0	18.579
401	01	99	00	Otras retribuciones	178.920	0	0	0	0	0	178.920
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	68.333	0	0	0	0	0	68.333
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	57.497	0	0	0	0	0	57.497
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	10.836	0	0	0	0	0	10.836
401	03	00	00	Primas	109.495	0	0	0	0	0	109.495
401	03	08	00	Primas de profesionalización a empleados	11.692	0	0	0	0	0	11.692
401	03	09	00	Primas por antigüedad a empleados	51.204	0	0	0	0	0	51.204
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	46.599	0	0	0	0	0	46.599
401	04	00	00	Complementos de sueldos y salarios	748.422	0	0	0	0	0	748.422
401	04	08	00	Bono compensatorio de alimentación a empleados	58.995	0	0	0	0	0	58.995
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.665	0	0	0	0	0	19.665
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	134.655	0	0	0	0	0	134.655
401	04	96	00	Otros complementos a empleados	535.107	0	0	0	0	0	535.107
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	502.321	0	0	0	0	0	502.321
401	05	01	00	Aguinaldos a empleados	267.553	0	0	0	0	0	267.553
401	05	03	00	Bono vacacional a empleados	133.777	0	0	0	0	0	133.777
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	67.327	0	0	0	0	0	67.327
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	33.664	0	0	0	0	0	33.664
401	06	00	00	Aportes patronales y legales	109.063	0	0	0	0	0	109.063

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115667 590069000 SEGUIMIENTO Y EVALUACIÓN DEL IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL DE LAS POLÍTICAS DEL SECTOR ELÉCTRICO VENEZOLANO PARA EL AÑO 2012

OBJETIVO DEL PROYECTO: APOYAR EN LA TOMA DE DECISIONES ADECUADAS A SOLVENTAR LA PROBLEMÁTICA DEL SEN

UNIDAD DE MEDIDA: INFORME **META:** 22

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590069003 CREACIÓN Y EJECUCIÓN DE MECANISMOS PARA EL LEVANTAMIENTO DE LA INFORMACIÓN DEL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	17.548	0	0	0	0	0	17.548
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	37.410	0	0	0	0	0	37.410
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	5.045	0	0	0	0	0	5.045
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	24.940	0	0	0	0	0	24.940
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	5.156	0	0	0	0	0	5.156
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	11.378	0	0	0	0	0	11.378
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	7.586	0	0	0	0	0	7.586
401	07	00	00	Asistencia socio-económica	663.610	0	0	0	0	0	663.610
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	525.156	0	0	0	0	0	525.156
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	138.454	0	0	0	0	0	138.454
401	08	00	00	Prestaciones sociales e indemnizaciones	241.224	0	0	0	0	0	241.224
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	187.131	0	0	0	0	0	187.131
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	54.093	0	0	0	0	0	54.093
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.271**	**0**	**0**	**0**	**0**	0	**15.271**
402	01	00	00	Productos alimenticios y agropecuarios	3.927	0	0	0	0	0	3.927
402	01	01	00	Alimentos y bebidas para personas	3.927	0	0	0	0	0	3.927
402	05	00	00	Productos de papel, cartón e impresos	2.161	0	0	0	0	0	2.161
402	05	03	00	Productos de papel y cartón para oficina	2.161	0	0	0	0	0	2.161
402	10	00	00	Productos varios y útiles diversos	9.183	0	0	0	0	0	9.183
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	507	0	0	0	0	0	507
402	10	08	00	Materiales para equipos de computación	8.676	0	0	0	0	0	8.676
403	**00**	**00**	**00**	**Servicios no personales**	**62.119**	**0**	**0**	**0**	**0**	0	**62.119**
403	09	00	00	Viáticos y pasajes	50.936	0	0	0	0	0	50.936

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115667 590069000 SEGUIMIENTO Y EVALUACIÓN DEL IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL DE LAS POLÍTICAS DEL SECTOR ELÉCTRICO VENEZOLANO PARA EL AÑO 2012

OBJETIVO DEL PROYECTO: APOYAR EN LA TOMA DE DECISIONES ADECUADAS A SOLVENTAR LA PROBLEMÁTICA DEL SEN

UNIDAD DE MEDIDA: INFORME **META:** 22

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590069003 CREACIÓN Y EJECUCIÓN DE MECANISMOS PARA EL LEVANTAMIENTO DE LA INFORMACIÓN DEL SECTOR ELÉCTRICO

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	18.088	0	0	0	0	0	18.088
403	09	02	00	Viáticos y pasajes fuera del país	32.848	0	0	0	0	0	32.848
403	18	00	00	Impuestos indirectos	10.793	0	0	0	0	0	10.793
403	18	01	00	Impuesto al valor agregado	10.793	0	0	0	0	0	10.793
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	390	0	0	0	0	0	390
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	390	0	0	0	0	0	390
404	**00**	**00**	**00**	**Activos reales**	**49.001**	**0**	**0**	**0**	**0**	0	**49.001**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.776	0	0	0	0	0	20.776
404	09	02	00	Equipos de computación	20.776	0	0	0	0	0	20.776
404	12	00	00	Activos intangibles	28.225	0	0	0	0	0	28.225
404	12	05	00	Estudios y proyectos	28.225	0	0	0	0	0	28.225
				Totales	**2.845.215**	**0**	**0**	**0**	**0**	0	**2.845.215**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115667 590069000 SEGUIMIENTO Y EVALUACIÓN DEL IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL DE LAS POLÍTICAS DEL SECTOR ELÉCTRICO VENEZOLANO PARA EL AÑO 2012

OBJETIVO DEL PROYECTO: APOYAR EN LA TOMA DE DECISIONES ADECUADAS A SOLVENTAR LA PROBLEMÁTICA DEL SEN

UNIDAD DE MEDIDA: INFORME **META:** 22

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590069004 DESARROLLO DE LOS MECANISMOS PARA EL INTERCAMBIO DE INFORMACIÓN CON LOS SECTORES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL Y DEL PODER POPULAR

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.671.445**	**0**	**0**	**0**	**0**	0	**2.671.445**
401	01	00	00	Sueldos, salarios y otras retribuciones	468.000	0	0	0	0	0	468.000
401	01	18	00	Remuneraciones al personal contratado	468.000	0	0	0	0	0	468.000
401	04	00	00	Complementos de sueldos y salarios	605.620	0	0	0	0	0	605.620
401	04	26	00	Bono compensatorio de alimentación al personal contratado	141.570	0	0	0	0	0	141.570
401	04	98	00	Otros complementos al personal contratado	464.050	0	0	0	0	0	464.050
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	241.529	0	0	0	0	0	241.529
401	05	07	00	Aguinaldos al personal contratado	207.025	0	0	0	0	0	207.025
401	05	08	00	Bono vacacional al personal contratado	34.504	0	0	0	0	0	34.504
401	06	00	00	Aportes patronales y legales	85.493	0	0	0	0	0	85.493
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	63.021	0	0	0	0	0	63.021
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	22.472	0	0	0	0	0	22.472
401	07	00	00	Asistencia socio-económica	1.083.540	0	0	0	0	0	1.083.540
401	07	33	00	Asistencia socio-económica al personal contratado	1.083.540	0	0	0	0	0	1.083.540
401	08	00	00	Prestaciones sociales e indemnizaciones	187.263	0	0	0	0	0	187.263
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	187.263	0	0	0	0	0	187.263
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**42.044**	**0**	**0**	**0**	**0**	0	**42.044**
402	05	00	00	Productos de papel, cartón e impresos	17.152	0	0	0	0	0	17.152
402	05	03	00	Productos de papel y cartón para oficina	11.568	0	0	0	0	0	11.568
402	05	06	00	Productos de papel y cartón para computación	5.584	0	0	0	0	0	5.584
402	06	00	00	Productos químicos y derivados	3.140	0	0	0	0	0	3.140
402	06	03	00	Tintas, pinturas y colorantes	1.306	0	0	0	0	0	1.306
402	06	08	00	Productos plásticos	1.834	0	0	0	0	0	1.834

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115667 590069000 SEGUIMIENTO Y EVALUACIÓN DEL IMPACTO POLÍTICO, SOCIAL, ECONÓMICO, AMBIENTAL Y TERRITORIAL DE LAS POLÍTICAS DEL SECTOR ELÉCTRICO VENEZOLANO PARA EL AÑO 2012

OBJETIVO DEL PROYECTO: APOYAR EN LA TOMA DE DECISIONES ADECUADAS A SOLVENTAR LA PROBLEMÁTICA DEL SEN

UNIDAD DE MEDIDA: INFORME **META:** 22

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590069004 DESARROLLO DE LOS MECANISMOS PARA EL INTERCAMBIO DE INFORMACIÓN CON LOS SECTORES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL Y DEL PODER POPULAR

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	21.752	0	0	0	0	0	21.752
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.658	0	0	0	0	0	1.658
402	10	08	00	Materiales para equipos de computación	20.094	0	0	0	0	0	20.094
403	**00**	**00**	**00**	**Servicios no personales**	**15.365**	**0**	**0**	**0**	**0**	0	**15.365**
403	09	00	00	Viáticos y pasajes	7.949	0	0	0	0	0	7.949
403	09	01	00	Viáticos y pasajes dentro del país	7.949	0	0	0	0	0	7.949
403	18	00	00	Impuestos indirectos	7.416	0	0	0	0	0	7.416
403	18	01	00	Impuesto al valor agregado	7.416	0	0	0	0	0	7.416
404	**00**	**00**	**00**	**Activos reales**	**15.789**	**0**	**0**	**0**	**0**	0	**15.789**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	7.706	0	0	0	0	0	7.706
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	7.706	0	0	0	0	0	7.706
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.018	0	0	0	0	0	2.018
404	05	01	00	Equipos de telecomunicaciones	2.018	0	0	0	0	0	2.018
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.065	0	0	0	0	0	6.065
404	09	02	00	Equipos de computación	6.065	0	0	0	0	0	6.065
				Totales	**2.744.643**	**0**	**0**	**0**	**0**	0	**2.744.643**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115746 590070000 PLAN COMUNICACIONAL MASIVO DEL MPPEE PARA LA POBLACIÓN VENEZOLANA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA ELÉCTRICA

UNIDAD DE MEDIDA: CAMPAÑA **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**56.244.214**	**0**	**0**	**0**	**0**	**0**	**56.244.214**
403	07	00	00	Servicios de información, impresión y relaciones públicas	45.883.904	0	0	0	0	0	45.883.904
403	07	01	00	Publicidad y propaganda	28.862.894	0	0	0	0	0	28.862.894
403	07	02	00	Imprenta y reproducción	2.921.010	0	0	0	0	0	2.921.010
403	07	03	00	Relaciones sociales	9.600.000	0	0	0	0	0	9.600.000
403	07	04	00	Avisos	4.500.000	0	0	0	0	0	4.500.000
403	18	00	00	Impuestos indirectos	9.360.310	0	0	0	0	0	9.360.310
403	18	01	00	Impuesto al valor agregado	9.360.310	0	0	0	0	0	9.360.310
403	99	00	00	Otros servicios no personales	1.000.000	0	0	0	0	0	1.000.000
403	99	01	00	Otros servicios no personales	1.000.000	0	0	0	0	0	1.000.000
				Totales	**56.244.214**	**0**	**0**	**0**	**0**	**0**	**56.244.214**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115746 590070000 PLAN COMUNICACIONAL MASIVO DEL MPPEE PARA LA POBLACIÓN VENEZOLANA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA ELÉCTRICA

UNIDAD DE MEDIDA: CAMPAÑA **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115746 590070000 PLAN COMUNICACIONAL MASIVO DEL MPPEE PARA LA POBLACIÓN VENEZOLANA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA ELÉCTRICA

UNIDAD DE MEDIDA: CAMPAÑA **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590070001 DISEÑO Y EJECUCIÓN DE UNA CAMPAÑA MASIVA PARA CONSOLIDAR AL MPPEE COMO EL ÓRGANO RECTOR DEL SECTOR ELÉCTRICO NACIONAL, A TRAVÉS DE LA DIFUSIÓN DE LOS PLANES Y LOGROS DE LA NUEVA PLANIFICACIÓN ELÉCTRICA DEL PAÍS

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**28.122.107**	**0**	**0**	**0**	**0**	0	**28.122.107**
403	07	00	00	Servicios de información, impresión y relaciones públicas	22.941.952	0	0	0	0	0	22.941.952
403	07	01	00	Publicidad y propaganda	14.431.447	0	0	0	0	0	14.431.447
403	07	02	00	Imprenta y reproducción	1.460.505	0	0	0	0	0	1.460.505
403	07	03	00	Relaciones sociales	4.800.000	0	0	0	0	0	4.800.000
403	07	04	00	Avisos	2.250.000	0	0	0	0	0	2.250.000
403	18	00	00	Impuestos indirectos	4.680.155	0	0	0	0	0	4.680.155
403	18	01	00	Impuesto al valor agregado	4.680.155	0	0	0	0	0	4.680.155
403	99	00	00	Otros servicios no personales	500.000	0	0	0	0	0	500.000
403	99	01	00	Otros servicios no personales	500.000	0	0	0	0	0	500.000
				Totales	**28.122.107**	**0**	**0**	**0**	**0**	0	**28.122.107**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115746 590070000 PLAN COMUNICACIONAL MASIVO DEL MPPEE PARA LA POBLACIÓN VENEZOLANA

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO CIENTÍFICO, TECNOLÓGICO E INDUSTRIAL DEL PAÍS EN MATERIA ELÉCTRICA

UNIDAD DE MEDIDA: CAMPAÑA **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590070002 PROMOCIÓN DEL USO EFICIENTE Y RACIONAL DE LA ELECTRICIDAD A TRAVÉS DEL DISEÑO Y EJECUCIÓN DE UNA CAMPAÑA MASIVA

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**28.122.107**	**0**	**0**	**0**	**0**	0	**28.122.107**
403	07	00	00	Servicios de información, impresión y relaciones públicas	22.941.952	0	0	0	0	0	22.941.952
403	07	01	00	Publicidad y propaganda	14.431.447	0	0	0	0	0	14.431.447
403	07	02	00	Imprenta y reproducción	1.460.505	0	0	0	0	0	1.460.505
403	07	03	00	Relaciones sociales	4.800.000	0	0	0	0	0	4.800.000
403	07	04	00	Avisos	2.250.000	0	0	0	0	0	2.250.000
403	18	00	00	Impuestos indirectos	4.680.155	0	0	0	0	0	4.680.155
403	18	01	00	Impuesto al valor agregado	4.680.155	0	0	0	0	0	4.680.155
403	99	00	00	Otros servicios no personales	500.000	0	0	0	0	0	500.000
403	99	01	00	Otros servicios no personales	500.000	0	0	0	0	0	500.000
				Totales	**28.122.107**	**0**	**0**	**0**	**0**	0	**28.122.107**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115968 590071000 INVESTIGACIÓN Y DESARROLLO APLICADA AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.063.819**	**0**	**0**	**0**	**0**	**0**	**3.063.819**
401	01	00	00	Sueldos, salarios y otras retribuciones	624.000	0	0	0	0	0	624.000
401	01	18	00	Remuneraciones al personal contratado	624.000	0	0	0	0	0	624.000
401	04	00	00	Complementos de sueldos y salarios	709.387	0	0	0	0	0	709.387
401	04	26	00	Bono compensatorio de alimentación al personal contratado	157.320	0	0	0	0	0	157.320
401	04	98	00	Otros complementos al personal contratado	552.067	0	0	0	0	0	552.067
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	322.039	0	0	0	0	0	322.039
401	05	07	00	Aguinaldos al personal contratado	276.033	0	0	0	0	0	276.033
401	05	08	00	Bono vacacional al personal contratado	46.006	0	0	0	0	0	46.006
401	06	00	00	Aportes patronales y legales	113.990	0	0	0	0	0	113.990
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	84.028	0	0	0	0	0	84.028
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	29.962	0	0	0	0	0	29.962
401	07	00	00	Asistencia socio-económica	1.044.719	0	0	0	0	0	1.044.719
401	07	33	00	Asistencia socio-económica al personal contratado	1.044.719	0	0	0	0	0	1.044.719
401	08	00	00	Prestaciones sociales e indemnizaciones	249.684	0	0	0	0	0	249.684
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	249.684	0	0	0	0	0	249.684
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**109.043**	**0**	**0**	**0**	**0**	**0**	**109.043**
402	01	00	00	Productos alimenticios y agropecuarios	12.000	0	0	0	0	0	12.000
402	01	01	00	Alimentos y bebidas para personas	12.000	0	0	0	0	0	12.000
402	05	00	00	Productos de papel, cartón e impresos	20.546	0	0	0	0	0	20.546
402	05	01	00	Pulpa de madera, papel y cartón	13.652	0	0	0	0	0	13.652
402	05	03	00	Productos de papel y cartón para oficina	6.894	0	0	0	0	0	6.894
402	06	00	00	Productos químicos y derivados	41.947	0	0	0	0	0	41.947
402	06	03	00	Tintas, pinturas y colorantes	12.890	0	0	0	0	0	12.890
402	06	08	00	Productos plásticos	29.057	0	0	0	0	0	29.057
402	10	00	00	Productos varios y útiles diversos	34.550	0	0	0	0	0	34.550
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	9.550	0	0	0	0	0	9.550
403	**00**	**00**	**00**	**Servicios no personales**	**766.858**	**0**	**0**	**0**	**0**	**0**	**766.858**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115968 590071000 INVESTIGACIÓN Y DESARROLLO APLICADA AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	28.516	0	0	0	0	0	28.516
403	07	01	00	Publicidad y propaganda	16.516	0	0	0	0	0	16.516
403	07	03	00	Relaciones sociales	12.000	0	0	0	0	0	12.000
403	09	00	00	Viáticos y pasajes	230.001	0	0	0	0	0	230.001
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	09	02	00	Viáticos y pasajes fuera del país	130.001	0	0	0	0	0	130.001
403	10	00	00	Servicios profesionales y técnicos	230.000	0	0	0	0	0	230.000
403	10	99	00	Otros servicios profesionales y técnicos	230.000	0	0	0	0	0	230.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	70.000	0	0	0	0	0	70.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	105.856	0	0	0	0	0	105.856
403	18	01	00	Impuesto al valor agregado	105.856	0	0	0	0	0	105.856
403	99	00	00	Otros servicios no personales	72.485	0	0	0	0	0	72.485
403	99	01	00	Otros servicios no personales	72.485	0	0	0	0	0	72.485
404	**00**	**00**	**00**	**Activos reales**	**508.614**	**0**	**0**	**0**	**0**	**0**	**508.614**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	169.514	0	0	0	0	0	169.514
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	169.514	0	0	0	0	0	169.514
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	71.000	0	0	0	0	0	71.000
404	07	01	00	Equipos científicos y de laboratorio	71.000	0	0	0	0	0	71.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	268.100	0	0	0	0	0	268.100
404	09	02	00	Equipos de computación	268.100	0	0	0	0	0	268.100
				Totales	**4.448.334**	**0**	**0**	**0**	**0**	**0**	**4.448.334**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115968 590071000 INVESTIGACIÓN Y DESARROLLO APLICADA AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115968 590071000 INVESTIGACIÓN Y DESARROLLO APLICADA AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590071001 ELABORAR GUÍAS TÉCNICAS DE EFICIENCIA EN EL SECTOR RESIDENCIAL, COMERCIAL, GOBIERNO E INDUSTRIAL

UNIDAD DE MEDIDA: GUÍA **META:** 7

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.063.819**	**0**	**0**	**0**	**0**	0	**3.063.819**
401	01	00	00	Sueldos, salarios y otras retribuciones	624.000	0	0	0	0	0	624.000
401	01	18	00	Remuneraciones al personal contratado	624.000	0	0	0	0	0	624.000
401	04	00	00	Complementos de sueldos y salarios	709.387	0	0	0	0	0	709.387
401	04	26	00	Bono compensatorio de alimentación al personal contratado	157.320	0	0	0	0	0	157.320
401	04	98	00	Otros complementos al personal contratado	552.067	0	0	0	0	0	552.067
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	322.039	0	0	0	0	0	322.039
401	05	07	00	Aguinaldos al personal contratado	276.033	0	0	0	0	0	276.033
401	05	08	00	Bono vacacional al personal contratado	46.006	0	0	0	0	0	46.006
401	06	00	00	Aportes patronales y legales	113.990	0	0	0	0	0	113.990
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	84.028	0	0	0	0	0	84.028
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	29.962	0	0	0	0	0	29.962
401	07	00	00	Asistencia socio-económica	1.044.719	0	0	0	0	0	1.044.719
401	07	33	00	Asistencia socio-económica al personal contratado	1.044.719	0	0	0	0	0	1.044.719
401	08	00	00	Prestaciones sociales e indemnizaciones	249.684	0	0	0	0	0	249.684
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	249.684	0	0	0	0	0	249.684
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**38.536**	**0**	**0**	**0**	**0**	0	**38.536**
402	01	00	00	Productos alimenticios y agropecuarios	4.241	0	0	0	0	0	4.241
402	01	01	00	Alimentos y bebidas para personas	4.241	0	0	0	0	0	4.241
402	05	00	00	Productos de papel, cartón e impresos	7.261	0	0	0	0	0	7.261
402	05	01	00	Pulpa de madera, papel y cartón	4.825	0	0	0	0	0	4.825
402	05	03	00	Productos de papel y cartón para oficina	2.436	0	0	0	0	0	2.436
402	06	00	00	Productos químicos y derivados	14.824	0	0	0	0	0	14.824
402	06	03	00	Tintas, pinturas y colorantes	4.555	0	0	0	0	0	4.555

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115968 590071000 INVESTIGACIÓN Y DESARROLLO APLICADA AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590071001 ELABORAR GUÍAS TÉCNICAS DE EFICIENCIA EN EL SECTOR RESIDENCIAL, COMERCIAL, GOBIERNO E INDUSTRIAL

UNIDAD DE MEDIDA: GUÍA **META:** 7

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	10.269	0	0	0	0	0	10.269
402	10	00	00	Productos varios y útiles diversos	12.210	0	0	0	0	0	12.210
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.835	0	0	0	0	0	8.835
402	10	08	00	Materiales para equipos de computación	3.375	0	0	0	0	0	3.375
403	**00**	**00**	**00**	**Servicios no personales**	**219.628**	**0**	**0**	**0**	**0**	0	**219.628**
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.167	0	0	0	0	0	8.167
403	07	01	00	Publicidad y propaganda	4.730	0	0	0	0	0	4.730
403	07	03	00	Relaciones sociales	3.437	0	0	0	0	0	3.437
403	09	00	00	Viáticos y pasajes	65.872	0	0	0	0	0	65.872
403	09	01	00	Viáticos y pasajes dentro del país	28.640	0	0	0	0	0	28.640
403	09	02	00	Viáticos y pasajes fuera del país	37.232	0	0	0	0	0	37.232
403	10	00	00	Servicios profesionales y técnicos	65.872	0	0	0	0	0	65.872
403	10	99	00	Otros servicios profesionales y técnicos	65.872	0	0	0	0	0	65.872
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	28.640	0	0	0	0	0	28.640
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	20.048	0	0	0	0	0	20.048
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	8.592	0	0	0	0	0	8.592
403	99	00	00	Otros servicios no personales	51.077	0	0	0	0	0	51.077
403	99	01	00	Otros servicios no personales	51.077	0	0	0	0	0	51.077
404	**00**	**00**	**00**	**Activos reales**	**152.584**	**0**	**0**	**0**	**0**	0	**152.584**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	50.854	0	0	0	0	0	50.854
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	50.854	0	0	0	0	0	50.854
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	21.300	0	0	0	0	0	21.300
404	07	01	00	Equipos científicos y de laboratorio	21.300	0	0	0	0	0	21.300
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	80.430	0	0	0	0	0	80.430

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115968 590071000 INVESTIGACIÓN Y DESARROLLO APLICADA AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590071001 ELABORAR GUÍAS TÉCNICAS DE EFICIENCIA EN EL SECTOR RESIDENCIAL, COMERCIAL, GOBIERNO E INDUSTRIAL

UNIDAD DE MEDIDA: GUÍA **META:** 7

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	80.430	0	0	0	0	0	80.430
				Totales	**3.474.567**	**0**	**0**	**0**	**0**	**0**	**3.474.567**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115968 590071000 INVESTIGACIÓN Y DESARROLLO APLICADA AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590071002 EJECUTAR INFORMES DE EVALUACIONES EN ILUMINACIÓN, REFRIGERACIÓN, CLIMATIZACIÓN, SISTEMAS DE BOMBEO (PRUEBAS PILOTO) EFICIENTES

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**70.507**	**0**	**0**	**0**	**0**	0	**70.507**
402	01	00	00	Productos alimenticios y agropecuarios	7.759	0	0	0	0	0	7.759
402	01	01	00	Alimentos y bebidas para personas	7.759	0	0	0	0	0	7.759
402	05	00	00	Productos de papel, cartón e impresos	13.285	0	0	0	0	0	13.285
402	05	01	00	Pulpa de madera, papel y cartón	8.827	0	0	0	0	0	8.827
402	05	03	00	Productos de papel y cartón para oficina	4.458	0	0	0	0	0	4.458
402	06	00	00	Productos químicos y derivados	27.123	0	0	0	0	0	27.123
402	06	03	00	Tintas, pinturas y colorantes	8.335	0	0	0	0	0	8.335
402	06	08	00	Productos plásticos	18.788	0	0	0	0	0	18.788
402	10	00	00	Productos varios y útiles diversos	22.340	0	0	0	0	0	22.340
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.165	0	0	0	0	0	16.165
402	10	08	00	Materiales para equipos de computación	6.175	0	0	0	0	0	6.175
403	**00**	**00**	**00**	**Servicios no personales**	**547.230**	**0**	**0**	**0**	**0**	0	**547.230**
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.349	0	0	0	0	0	20.349
403	07	01	00	Publicidad y propaganda	11.786	0	0	0	0	0	11.786
403	07	03	00	Relaciones sociales	8.563	0	0	0	0	0	8.563
403	09	00	00	Viáticos y pasajes	164.129	0	0	0	0	0	164.129
403	09	01	00	Viáticos y pasajes dentro del país	71.360	0	0	0	0	0	71.360
403	09	02	00	Viáticos y pasajes fuera del país	92.769	0	0	0	0	0	92.769
403	10	00	00	Servicios profesionales y técnicos	164.128	0	0	0	0	0	164.128
403	10	99	00	Otros servicios profesionales y técnicos	164.128	0	0	0	0	0	164.128
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	71.360	0	0	0	0	0	71.360
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	49.952	0	0	0	0	0	49.952
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	21.408	0	0	0	0	0	21.408

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115968 590071000 INVESTIGACIÓN Y DESARROLLO APLICADA AL USO RACIONAL Y EFICIENTE DE LA ENERGÍA ELÉCTRICA

OBJETIVO DEL PROYECTO: PROMOVER VALORES, CONDUCTAS Y PROGRAMAS ORIENTADOS A LOGRAR EL USO EFICIENTE DE LOS RECURSOS ENERGÉTICOS

UNIDAD DE MEDIDA: INFORME **META:** 13

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN DEL USO DE LA ENERGÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590071002 EJECUTAR INFORMES DE EVALUACIONES EN ILUMINACIÓN, REFRIGERACIÓN, CLIMATIZACIÓN, SISTEMAS DE BOMBEO (PRUEBAS PILOTO) EFICIENTES

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	105.856	0	0	0	0	0	105.856
403	18	01	00	Impuesto al valor agregado	105.856	0	0	0	0	0	105.856
403	99	00	00	Otros servicios no personales	21.408	0	0	0	0	0	21.408
403	99	01	00	Otros servicios no personales	21.408	0	0	0	0	0	21.408
404	**00**	**00**	**00**	**Activos reales**	**356.030**	**0**	**0**	**0**	**0**	0	**356.030**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	118.660	0	0	0	0	0	118.660
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	118.660	0	0	0	0	0	118.660
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	49.700	0	0	0	0	0	49.700
404	07	01	00	Equipos científicos y de laboratorio	49.700	0	0	0	0	0	49.700
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	187.670	0	0	0	0	0	187.670
404	09	02	00	Equipos de computación	187.670	0	0	0	0	0	187.670
				Totales	**973.767**	**0**	**0**	**0**	**0**	0	**973.767**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115837 590072000 DISEÑO E IMPLEMENTACIÓN DE LA REGULACIÓN DEL SERVICIO ELÉCTRICO EN COMUNIDADES AISLADAS

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**105.433**	**0**	**0**	**0**	**0**	**0**	**105.433**
402	01	00	00	Productos alimenticios y agropecuarios	3.771	0	0	0	0	0	3.771
402	01	01	00	Alimentos y bebidas para personas	3.771	0	0	0	0	0	3.771
402	03	00	00	Textiles y vestuarios	6.456	0	0	0	0	0	6.456
402	03	01	00	Textiles	117	0	0	0	0	0	117
402	03	02	00	Prendas de vestir	6.339	0	0	0	0	0	6.339
402	04	00	00	Productos de cuero y caucho	5.891	0	0	0	0	0	5.891
402	04	03	00	Cauchos y tripas para vehículos	5.891	0	0	0	0	0	5.891
402	05	00	00	Productos de papel, cartón e impresos	62.629	0	0	0	0	0	62.629
402	05	01	00	Pulpa de madera, papel y cartón	7.269	0	0	0	0	0	7.269
402	05	02	00	Envases y cajas de papel y cartón	4.803	0	0	0	0	0	4.803
402	05	03	00	Productos de papel y cartón para oficina	14.104	0	0	0	0	0	14.104
402	05	04	00	Libros, revistas y periódicos	1.453	0	0	0	0	0	1.453
402	05	05	00	Material de enseñanza	35.000	0	0	0	0	0	35.000
402	06	00	00	Productos químicos y derivados	3.103	0	0	0	0	0	3.103
402	06	03	00	Tintas, pinturas y colorantes	1.237	0	0	0	0	0	1.237
402	06	05	00	Productos de tocador	240	0	0	0	0	0	240
402	06	06	00	Combustibles y lubricantes	719	0	0	0	0	0	719
402	06	08	00	Productos plásticos	907	0	0	0	0	0	907
402	08	00	00	Productos metálicos	300	0	0	0	0	0	300
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	300	0	0	0	0	0	300
402	10	00	00	Productos varios y útiles diversos	23.283	0	0	0	0	0	23.283
402	10	02	00	Materiales y útiles de limpieza y aseo	189	0	0	0	0	0	189
402	10	03	00	Utensilios de cocina y comedor	250	0	0	0	0	0	250
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.380	0	0	0	0	0	4.380
402	10	06	00	Condecoraciones, ofrendas y similares	1.508	0	0	0	0	0	1.508
402	10	07	00	Productos de seguridad en el trabajo	656	0	0	0	0	0	656
402	10	08	00	Materiales para equipos de computación	14.737	0	0	0	0	0	14.737
402	10	11	00	Materiales eléctricos	1.563	0	0	0	0	0	1.563

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115837 590072000 DISEÑO E IMPLEMENTACIÓN DE LA REGULACIÓN DEL SERVICIO ELÉCTRICO EN COMUNIDADES AISLADAS

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**738.184**	**0**	**0**	**0**	**0**	**0**	**738.184**
403	01	00	00	Alquileres de inmuebles	1.876	0	0	0	0	0	1.876
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.876	0	0	0	0	0	1.876
403	02	00	00	Alquileres de maquinaria y equipos	106.740	0	0	0	0	0	106.740
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	106.740	0	0	0	0	0	106.740
403	06	00	00	Servicios de transporte y almacenaje	1.563	0	0	0	0	0	1.563
403	06	01	00	Fletes y embalajes	1.563	0	0	0	0	0	1.563
403	07	00	00	Servicios de información, impresión y relaciones públicas	22.041	0	0	0	0	0	22.041
403	07	01	00	Publicidad y propaganda	4.063	0	0	0	0	0	4.063
403	07	02	00	Imprenta y reproducción	3.134	0	0	0	0	0	3.134
403	07	04	00	Avisos	14.844	0	0	0	0	0	14.844
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.656	0	0	0	0	0	7.656
403	08	01	00	Primas y gastos de seguros	7.328	0	0	0	0	0	7.328
403	08	02	00	Comisiones y gastos bancarios	328	0	0	0	0	0	328
403	09	00	00	Viáticos y pasajes	299.604	0	0	0	0	0	299.604
403	09	01	00	Viáticos y pasajes dentro del país	280.000	0	0	0	0	0	280.000
403	09	02	00	Viáticos y pasajes fuera del país	19.604	0	0	0	0	0	19.604
403	10	00	00	Servicios profesionales y técnicos	151.152	0	0	0	0	0	151.152
403	10	07	00	Servicios de capacitación y adiestramiento	28.126	0	0	0	0	0	28.126
403	10	99	00	Otros servicios profesionales y técnicos	123.026	0	0	0	0	0	123.026
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.156	0	0	0	0	0	20.156
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	19.687	0	0	0	0	0	19.687
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	469	0	0	0	0	0	469
403	12	00	00	Conservación y reparaciones menores de obras	2.396	0	0	0	0	0	2.396
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.396	0	0	0	0	0	2.396
403	18	00	00	Impuestos indirectos	125.000	0	0	0	0	0	125.000
403	18	01	00	Impuesto al valor agregado	125.000	0	0	0	0	0	125.000
404	**00**	**00**	**00**	**Activos reales**	**113.517**	**0**	**0**	**0**	**0**	**0**	**113.517**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	96.570	0	0	0	0	0	96.570

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115837 590072000 DISEÑO E IMPLEMENTACIÓN DE LA REGULACIÓN DEL SERVICIO ELÉCTRICO EN COMUNIDADES AISLADAS

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	40.984	0	0	0	0	0	40.984
404	09	02	00	Equipos de computación	17.565	0	0	0	0	0	17.565
404	09	03	00	Mobiliario y equipos de alojamiento	38.021	0	0	0	0	0	38.021
404	12	00	00	Activos intangibles	7.693	0	0	0	0	0	7.693
404	12	04	00	Paquetes y programas de computación	3.126	0	0	0	0	0	3.126
404	12	99	00	Otros activos intangibles	4.567	0	0	0	0	0	4.567
404	99	00	00	Otros activos reales	9.254	0	0	0	0	0	9.254
404	99	01	00	Otros activos reales	9.254	0	0	0	0	0	9.254
				Totales	**957.134**	**0**	**0**	**0**	**0**	**0**	**957.134**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115837 599072000 DISEÑO E IMPLEMENTACIÓN DE LA REGULACIÓN DEL SERVICIO ELÉCTRICO EN COMUNIDADES AISLADAS

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115837 590072000 DISEÑO E IMPLEMENTACIÓN DE LA REGULACIÓN DEL SERVICIO ELÉCTRICO EN COMUNIDADES AISLADAS

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590072001 REVISIÓN DEL CÓDIGO ELÉCTRICO NACIONAL (CODELECTRA), EN RELACIÓN A LA REGULACIÓN DEL SERVICIO ELÉCTRICO EN LAS POBLACIONES AISLADAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**31.630**	**0**	**0**	**0**	**0**	0	**31.630**
402	01	00	00	Productos alimenticios y agropecuarios	1.131	0	0	0	0	0	1.131
402	01	01	00	Alimentos y bebidas para personas	1.131	0	0	0	0	0	1.131
402	03	00	00	Textiles y vestuarios	1.937	0	0	0	0	0	1.937
402	03	01	00	Textiles	35	0	0	0	0	0	35
402	03	02	00	Prendas de vestir	1.902	0	0	0	0	0	1.902
402	04	00	00	Productos de cuero y caucho	1.767	0	0	0	0	0	1.767
402	04	03	00	Cauchos y tripas para vehículos	1.767	0	0	0	0	0	1.767
402	05	00	00	Productos de papel, cartón e impresos	18.789	0	0	0	0	0	18.789
402	05	01	00	Pulpa de madera, papel y cartón	2.181	0	0	0	0	0	2.181
402	05	02	00	Envases y cajas de papel y cartón	1.441	0	0	0	0	0	1.441
402	05	03	00	Productos de papel y cartón para oficina	4.231	0	0	0	0	0	4.231
402	05	04	00	Libros, revistas y periódicos	436	0	0	0	0	0	436
402	05	05	00	Material de enseñanza	10.500	0	0	0	0	0	10.500
402	06	00	00	Productos químicos y derivados	931	0	0	0	0	0	931
402	06	03	00	Tintas, pinturas y colorantes	371	0	0	0	0	0	371
402	06	05	00	Productos de tocador	72	0	0	0	0	0	72
402	06	06	00	Combustibles y lubricantes	216	0	0	0	0	0	216
402	06	08	00	Productos plásticos	272	0	0	0	0	0	272
402	08	00	00	Productos metálicos	90	0	0	0	0	0	90
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	90	0	0	0	0	0	90
402	10	00	00	Productos varios y útiles diversos	6.985	0	0	0	0	0	6.985
402	10	02	00	Materiales y útiles de limpieza y aseo	57	0	0	0	0	0	57
402	10	03	00	Utensilios de cocina y comedor	75	0	0	0	0	0	75

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115837 590072000 DISEÑO E IMPLEMENTACIÓN DE LA REGULACIÓN DEL SERVICIO ELÉCTRICO EN COMUNIDADES AISLADAS

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590072001 REVISIÓN DEL CÓDIGO ELÉCTRICO NACIONAL (CODELECTRA), EN RELACIÓN A LA REGULACIÓN DEL SERVICIO ELÉCTRICO EN LAS POBLACIONES AISLADAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.314	0	0	0	0	0	1.314
402	10	06	00	Condecoraciones, ofrendas y similares	452	0	0	0	0	0	452
402	10	07	00	Productos de seguridad en el trabajo	197	0	0	0	0	0	197
402	10	08	00	Materiales para equipos de computación	4.421	0	0	0	0	0	4.421
402	10	11	00	Materiales eléctricos	469	0	0	0	0	0	469
403	**00**	**00**	**00**	**Servicios no personales**	**221.458**	**0**	**0**	**0**	**0**	0	**221.458**
403	01	00	00	Alquileres de inmuebles	563	0	0	0	0	0	563
403	01	02	00	Alquileres de instalaciones culturales y recreativas	563	0	0	0	0	0	563
403	02	00	00	Alquileres de maquinaria y equipos	32.024	0	0	0	0	0	32.024
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	32.024	0	0	0	0	0	32.024
403	06	00	00	Servicios de transporte y almacenaje	469	0	0	0	0	0	469
403	06	01	00	Fletes y embalajes	469	0	0	0	0	0	469
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.612	0	0	0	0	0	6.612
403	07	01	00	Publicidad y propaganda	1.219	0	0	0	0	0	1.219
403	07	02	00	Imprenta y reproducción	940	0	0	0	0	0	940
403	07	04	00	Avisos	4.453	0	0	0	0	0	4.453
403	09	00	00	Viáticos y pasajes	89.881	0	0	0	0	0	89.881
403	09	01	00	Viáticos y pasajes dentro del país	80.000	0	0	0	0	0	80.000
403	09	02	00	Viáticos y pasajes fuera del país	9.881	0	0	0	0	0	9.881
403	10	00	00	Servicios profesionales y técnicos	47.643	0	0	0	0	0	47.643
403	10	07	00	Servicios de capacitación y adiestramiento	8.438	0	0	0	0	0	8.438
403	10	99	00	Otros servicios profesionales y técnicos	39.205	0	0	0	0	0	39.205
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.047	0	0	0	0	0	6.047
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.906	0	0	0	0	0	5.906

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115837 590072000 DISEÑO E IMPLEMENTACIÓN DE LA REGULACIÓN DEL SERVICIO ELÉCTRICO EN COMUNIDADES AISLADAS

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590072001 REVISIÓN DEL CÓDIGO ELÉCTRICO NACIONAL (CODELECTRA), EN RELACIÓN A LA REGULACIÓN DEL SERVICIO ELÉCTRICO EN LAS POBLACIONES AISLADAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	141	0	0	0	0	0	141
403	12	00	00	Conservación y reparaciones menores de obras	719	0	0	0	0	0	719
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	719	0	0	0	0	0	719
403	18	00	00	Impuestos indirectos	37.500	0	0	0	0	0	37.500
403	18	01	00	Impuesto al valor agregado	37.500	0	0	0	0	0	37.500
404	**00**	**00**	**00**	**Activos reales**	**34.055**	**0**	**0**	**0**	**0**	0	**34.055**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	28.971	0	0	0	0	0	28.971
404	09	02	00	Equipos de computación	17.565	0	0	0	0	0	17.565
404	09	03	00	Mobiliario y equipos de alojamiento	11.406	0	0	0	0	0	11.406
404	12	00	00	Activos intangibles	2.308	0	0	0	0	0	2.308
404	12	04	00	Paquetes y programas de computación	938	0	0	0	0	0	938
404	12	99	00	Otros activos intangibles	1.370	0	0	0	0	0	1.370
404	99	00	00	Otros activos reales	2.776	0	0	0	0	0	2.776
404	99	01	00	Otros activos reales	2.776	0	0	0	0	0	2.776
				Totales	**287.143**	**0**	**0**	**0**	**0**	0	**287.143**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115837 590072000 DISEÑO E IMPLEMENTACIÓN DE LA REGULACIÓN DEL SERVICIO ELÉCTRICO EN COMUNIDADES AISLADAS

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590072002 DISEÑO DE LAS REGULACIONES DEL SERVICIO ELÉCTRICO EN COMUNIDADES AISLADAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**73.803**	**0**	**0**	**0**	**0**	0	**73.803**
402	01	00	00	Productos alimenticios y agropecuarios	2.640	0	0	0	0	0	2.640
402	01	01	00	Alimentos y bebidas para personas	2.640	0	0	0	0	0	2.640
402	03	00	00	Textiles y vestuarios	4.519	0	0	0	0	0	4.519
402	03	01	00	Textiles	82	0	0	0	0	0	82
402	03	02	00	Prendas de vestir	4.437	0	0	0	0	0	4.437
402	04	00	00	Productos de cuero y caucho	4.124	0	0	0	0	0	4.124
402	04	03	00	Cauchos y tripas para vehículos	4.124	0	0	0	0	0	4.124
402	05	00	00	Productos de papel, cartón e impresos	43.840	0	0	0	0	0	43.840
402	05	01	00	Pulpa de madera, papel y cartón	5.088	0	0	0	0	0	5.088
402	05	02	00	Envases y cajas de papel y cartón	3.362	0	0	0	0	0	3.362
402	05	03	00	Productos de papel y cartón para oficina	9.873	0	0	0	0	0	9.873
402	05	04	00	Libros, revistas y periódicos	1.017	0	0	0	0	0	1.017
402	05	05	00	Material de enseñanza	24.500	0	0	0	0	0	24.500
402	06	00	00	Productos químicos y derivados	2.172	0	0	0	0	0	2.172
402	06	03	00	Tintas, pinturas y colorantes	866	0	0	0	0	0	866
402	06	05	00	Productos de tocador	168	0	0	0	0	0	168
402	06	06	00	Combustibles y lubricantes	503	0	0	0	0	0	503
402	06	08	00	Productos plásticos	635	0	0	0	0	0	635
402	08	00	00	Productos metálicos	210	0	0	0	0	0	210
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	210	0	0	0	0	0	210
402	10	00	00	Productos varios y útiles diversos	16.298	0	0	0	0	0	16.298
402	10	02	00	Materiales y útiles de limpieza y aseo	132	0	0	0	0	0	132
402	10	03	00	Utensilios de cocina y comedor	175	0	0	0	0	0	175

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115837 590072000 DISEÑO E IMPLEMENTACIÓN DE LA REGULACIÓN DEL SERVICIO ELÉCTRICO EN COMUNIDADES AISLADAS

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 590072002 DISEÑO DE LAS REGULACIONES DEL SERVICIO ELÉCTRICO EN COMUNIDADES AISLADAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.066	0	0	0	0	0	3.066
402	10	06	00	Condecoraciones, ofrendas y similares	1.056	0	0	0	0	0	1.056
402	10	07	00	Productos de seguridad en el trabajo	459	0	0	0	0	0	459
402	10	08	00	Materiales para equipos de computación	10.316	0	0	0	0	0	10.316
402	10	11	00	Materiales eléctricos	1.094	0	0	0	0	0	1.094
403	**00**	**00**	**00**	**Servicios no personales**	**516.726**	**0**	**0**	**0**	**0**	0	**516.726**
403	01	00	00	Alquileres de inmuebles	1.313	0	0	0	0	0	1.313
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.313	0	0	0	0	0	1.313
403	02	00	00	Alquileres de maquinaria y equipos	74.716	0	0	0	0	0	74.716
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	74.716	0	0	0	0	0	74.716
403	06	00	00	Servicios de transporte y almacenaje	1.094	0	0	0	0	0	1.094
403	06	01	00	Fletes y embalajes	1.094	0	0	0	0	0	1.094
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.429	0	0	0	0	0	15.429
403	07	01	00	Publicidad y propaganda	2.844	0	0	0	0	0	2.844
403	07	02	00	Imprenta y reproducción	2.194	0	0	0	0	0	2.194
403	07	04	00	Avisos	10.391	0	0	0	0	0	10.391
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.656	0	0	0	0	0	7.656
403	08	01	00	Primas y gastos de seguros	7.328	0	0	0	0	0	7.328
403	08	02	00	Comisiones y gastos bancarios	328	0	0	0	0	0	328
403	09	00	00	Viáticos y pasajes	209.723	0	0	0	0	0	209.723
403	09	01	00	Viáticos y pasajes dentro del país	200.000	0	0	0	0	0	200.000
403	09	02	00	Viáticos y pasajes fuera del país	9.723	0	0	0	0	0	9.723
403	10	00	00	Servicios profesionales y técnicos	103.509	0	0	0	0	0	103.509
403	10	07	00	Servicios de capacitación y adiestramiento	19.688	0	0	0	0	0	19.688

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 115837 590072000 DISEÑO E IMPLEMENTACIÓN DE LA REGULACIÓN DEL SERVICIO ELÉCTRICO EN COMUNIDADES AISLADAS

OBJETIVO DEL PROYECTO: PROMOVER LA ORGANIZACIÓN DE LOS USUARIOS Y USUARIAS DEL SERVICIO ELÉCTRICO A FIN DE ASEGURAR LA PARTICIPACIÓN POPULAR EN LA GESTIÓN DE LAS O LOS PRESTADORES DE SERVICIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN POPULAR **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 590072002 DISEÑO DE LAS REGULACIONES DEL SERVICIO ELÉCTRICO EN COMUNIDADES AISLADAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MPPEE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	83.821	0	0	0	0	0	83.821
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.109	0	0	0	0	0	14.109
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	13.781	0	0	0	0	0	13.781
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	328	0	0	0	0	0	328
403	12	00	00	Conservación y reparaciones menores de obras	1.677	0	0	0	0	0	1.677
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.677	0	0	0	0	0	1.677
403	18	00	00	Impuestos indirectos	87.500	0	0	0	0	0	87.500
403	18	01	00	Impuesto al valor agregado	87.500	0	0	0	0	0	87.500
404	**00**	**00**	**00**	**Activos reales**	**79.462**	**0**	**0**	**0**	**0**	0	**79.462**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	67.599	0	0	0	0	0	67.599
404	09	01	00	Mobiliario y equipos de oficina	40.984	0	0	0	0	0	40.984
404	09	03	00	Mobiliario y equipos de alojamiento	26.615	0	0	0	0	0	26.615
404	12	00	00	Activos intangibles	5.385	0	0	0	0	0	5.385
404	12	04	00	Paquetes y programas de computación	2.188	0	0	0	0	0	2.188
404	12	99	00	Otros activos intangibles	3.197	0	0	0	0	0	3.197
404	99	00	00	Otros activos reales	6.478	0	0	0	0	0	6.478
404	99	01	00	Otros activos reales	6.478	0	0	0	0	0	6.478
				Totales	**669.991**	**0**	**0**	**0**	**0**	0	**669.991**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 599999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: SATISFACER CON CRITERIOS DE CALIDAD Y EFICIENCIA, LA DEMANDA ACTUAL Y FUTURA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.214.506.927

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**4.214.506.927**	**0**	**0**	**0**	**0**	**4.214.506.927**
407	03	00	00	Transferencias y donaciones de capital internas	0	4.214.506.927	0	0	0	0	4.214.506.927
407	03	03	00	Transferencias de capital internas al sector público	0	4.214.506.927	0	0	0	0	4.214.506.927
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	4.214.506.927	0	0	0	0	4.214.506.927
				Totales	**0**	**4.214.506.927**	**0**	**0**	**0**	**0**	**4.214.506.927**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 599999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: SATISFACER CON CRITERIOS DE CALIDAD Y EFICIENCIA, LA DEMANDA ACTUAL Y FUTURA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.214.506.927

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**4.214.506.927**	**0**	**0**	**0**	**0**	**4.214.506.927**
407	03	00	00	Transferencias y donaciones de capital internas	0	4.214.506.927	0	0	0	0	4.214.506.927
407	03	03	00	Transferencias de capital internas al sector público	0	4.214.506.927	0	0	0	0	4.214.506.927
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	4.214.506.927	0	0	0	0	4.214.506.927
				- A1291 Corporación Eléctrica Nacional, S.A. (CORPOELEC)	0	4.214.506.927	0	0	0	0	4.214.506.927
				Totales	**0**	**4.214.506.927**	**0**	**0**	**0**	**0**	**4.214.506.927**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **PROYECTO:** 599999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: SATISFACER CON CRITERIOS DE CALIDAD Y EFICIENCIA, LA DEMANDA ACTUAL Y FUTURA DE ENERGÍA ELÉCTRICA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.214.506.927

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 599999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN ELÉCTRICA NACIONAL, S.A. (CORPOELEC)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.214.506.927

RESPONSABLE/EJECUTOR: CORPORACION ELECTRICA NACIONAL, S.A. (CORPOELEC)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**4.214.506.927**	**0**	**0**	**0**	0	**4.214.506.927**
407	03	00	00	Transferencias y donaciones de capital internas	0	4.214.506.927	0	0	0	0	4.214.506.927
407	03	03	00	Transferencias de capital internas al sector público	0	4.214.506.927	0	0	0	0	4.214.506.927
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	4.214.506.927	0	0	0	0	4.214.506.927
				Totales	**0**	**4.214.506.927**	**0**	**0**	**0**	0	**4.214.506.927**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**482.831.267**	**0**	**0**	**0**	**0**	**0**	**482.831.267**
401	01	00	00	Sueldos, salarios y otras retribuciones	43.847.064	0	0	0	0	0	43.847.064
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	10.914.952	0	0	0	0	0	10.914.952
401	01	03	00	Suplencias a empleados	50.000	0	0	0	0	0	50.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.617.107	0	0	0	0	0	2.617.107
401	01	13	00	Suplencias a obreros	90.000	0	0	0	0	0	90.000
401	01	18	00	Remuneraciones al personal contratado	4.524.000	0	0	0	0	0	4.524.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	222.944	0	0	0	0	0	222.944
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.209.981	0	0	0	0	0	2.209.981
401	01	99	00	Otras retribuciones	23.218.080	0	0	0	0	0	23.218.080
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	8.184.998	0	0	0	0	0	8.184.998
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	7.195.629	0	0	0	0	0	7.195.629
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	523.421	0	0	0	0	0	523.421
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	465.948	0	0	0	0	0	465.948
401	03	00	00	Primas	14.230.460	0	0	0	0	0	14.230.460
401	03	08	00	Primas de profesionalización a empleados	1.457.713	0	0	0	0	0	1.457.713
401	03	09	00	Primas por antigüedad a empleados	6.798.983	0	0	0	0	0	6.798.983
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.889.924	0	0	0	0	0	4.889.924
401	03	17	00	Primas de transporte a obreros	30.000	0	0	0	0	0	30.000
401	03	19	00	Primas por hijos de obreros	30.000	0	0	0	0	0	30.000
401	03	21	00	Primas por antigüedad a obreros	1.023.840	0	0	0	0	0	1.023.840
401	04	00	00	Complementos de sueldos y salarios	133.410.673	0	0	0	0	0	133.410.673
401	04	06	00	Complemento a empleados por comisión de servicios	3.395.671	0	0	0	0	0	3.395.671
401	04	08	00	Bono compensatorio de alimentación a empleados	7.944.660	0	0	0	0	0	7.944.660
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	173.231	0	0	0	0	0	173.231
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	156.164	0	0	0	0	0	156.164
401	04	18	00	Bono compensatorio de alimentación a obreros	2.359.800	0	0	0	0	0	2.359.800
401	04	19	00	Bono compensatorio de transporte a obreros	32.400	0	0	0	0	0	32.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	963.585	0	0	0	0	0	963.585
401	04	44	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por comisión de servicios	463.608	0	0	0	0	0	463.608
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	353.970	0	0	0	0	0	353.970
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	4.782.604	0	0	0	0	0	4.782.604

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.573.200	0	0	0	0	0	1.573.200
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	2.730.540	0	0	0	0	0	2.730.540
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	10.539.870	0	0	0	0	0	10.539.870
401	04	96	00	Otros complementos a empleados	89.474.253	0	0	0	0	0	89.474.253
401	04	97	00	Otros complementos a obreros	5.085.709	0	0	0	0	0	5.085.709
401	04	98	00	Otros complementos al personal contratado	3.381.408	0	0	0	0	0	3.381.408
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	68.269.056	0	0	0	0	0	68.269.056
401	05	01	00	Aguinaldos a empleados	34.228.125	0	0	0	0	0	34.228.125
401	05	02	00	Utilidades legales y convencionales a empleados	509.001	0	0	0	0	0	509.001
401	05	03	00	Bono vacacional a empleados	17.368.562	0	0	0	0	0	17.368.562
401	05	04	00	Aguinaldos a obreros	2.542.854	0	0	0	0	0	2.542.854
401	05	06	00	Bono vacacional a obreros	1.695.236	0	0	0	0	0	1.695.236
401	05	07	00	Aguinaldos al personal contratado	1.690.704	0	0	0	0	0	1.690.704
401	05	08	00	Bono vacacional al personal contratado	281.784	0	0	0	0	0	281.784
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	1.365.264	0	0	0	0	0	1.365.264
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	682.626	0	0	0	0	0	682.626
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	5.269.934	0	0	0	0	0	5.269.934
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	2.634.966	0	0	0	0	0	2.634.966
401	06	00	00	Aportes patronales y legales	15.668.417	0	0	0	0	0	15.668.417
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.343.519	0	0	0	0	0	2.343.519
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	4.853.643	0	0	0	0	0	4.853.643
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	638.987	0	0	0	0	0	638.987
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	3.235.759	0	0	0	0	0	3.235.759
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	653.559	0	0	0	0	0	653.559
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	419.219	0	0	0	0	0	419.219
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	145.235	0	0	0	0	0	145.235
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	279.479	0	0	0	0	0	279.479
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	514.671	0	0	0	0	0	514.671
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	183.518	0	0	0	0	0	183.518
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	116.802	0	0	0	0	0	116.802
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	230.727	0	0	0	0	0	230.727

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	153.814	0	0	0	0	0	153.814
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	415.123	0	0	0	0	0	415.123
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	890.618	0	0	0	0	0	890.618
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	593.744	0	0	0	0	0	593.744
401	07	00	00	Asistencia socio-económica	165.913.660	0	0	0	0	0	165.913.660
401	07	01	00	Capacitación y adiestramiento a empleados	1.000.000	0	0	0	0	0	1.000.000
401	07	02	00	Becas a empleados	700.000	0	0	0	0	0	700.000
401	07	03	00	Ayudas por matrimonio a empleados	80.000	0	0	0	0	0	80.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	80.000	0	0	0	0	0	80.000
401	07	05	00	Ayudas por defunción a empleados	80.000	0	0	0	0	0	80.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	68.234.046	0	0	0	0	0	68.234.046
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	23.988.300	0	0	0	0	0	23.988.300
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.592.000	0	0	0	0	0	1.592.000
401	07	10	00	Dotación de uniformes a empleados	1.911.400	0	0	0	0	0	1.911.400
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.764.948	0	0	0	0	0	1.764.948
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	838.500	0	0	0	0	0	838.500
401	07	17	00	Capacitación y adiestramiento a obreros	400.000	0	0	0	0	0	400.000
401	07	18	00	Becas a obreros	300.000	0	0	0	0	0	300.000
401	07	19	00	Ayudas por matrimonio de obreros	80.000	0	0	0	0	0	80.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	80.000	0	0	0	0	0	80.000
401	07	21	00	Ayudas por defunción a obreros	80.000	0	0	0	0	0	80.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	5.248.968	0	0	0	0	0	5.248.968
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	6.499.294	0	0	0	0	0	6.499.294
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.000.000	0	0	0	0	0	1.000.000
401	07	26	00	Dotación de uniformes a obreros	800.000	0	0	0	0	0	800.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	200.000	0	0	0	0	0	200.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	500.000	0	0	0	0	0	500.000
401	07	33	00	Asistencia socio-económica al personal contratado	26.398.906	0	0	0	0	0	26.398.906
401	07	52	00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular	100.000	0	0	0	0	0	100.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	10.000	0	0	0	0	0	10.000
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				público y de elección popular							
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	10.000	0	0	0	0	0	10.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	2.840.888	0	0	0	0	0	2.840.888
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	1.184.607	0	0	0	0	0	1.184.607
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	100.000	0	0	0	0	0	100.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	10.000	0	0	0	0	0	10.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	10.000	0	0	0	0	0	10.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	10.000	0	0	0	0	0	10.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	10.829.525	0	0	0	0	0	10.829.525
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	4.442.278	0	0	0	0	0	4.442.278
401	07	96	00	Otras subvenciones a empleados	2.500.000	0	0	0	0	0	2.500.000
401	07	97	00	Otras subvenciones a obreros	2.000.000	0	0	0	0	0	2.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	33.306.939	0	0	0	0	0	33.306.939
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	24.353.198	0	0	0	0	0	24.353.198
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.064.995	0	0	0	0	0	2.064.995
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.529.316	0	0	0	0	0	1.529.316
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	1.133.928	0	0	0	0	0	1.133.928
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	4.225.502	0	0	0	0	0	4.225.502
403	**00**	**00**	**00**	**Servicios no personales**	**73.895**	**0**	**0**	**0**	**0**	**0**	**73.895**
403	18	00	00	Impuestos indirectos	7.918	0	0	0	0	0	7.918
403	18	01	00	Impuesto al valor agregado	7.918	0	0	0	0	0	7.918
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	65.977	0	0	0	0	0	65.977
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	65.977	0	0	0	0	0	65.977
				Totales	**482.905.162**	**0**	**0**	**0**	**0**	**0**	**482.905.162**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**482.831.267**	**0**	**0**	**0**	**0**	**0**	**482.831.267**
401	01	00	00	Sueldos, salarios y otras retribuciones	43.847.064	0	0	0	0	0	43.847.064
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	10.914.952	0	0	0	0	0	10.914.952
401	01	03	00	Suplencias a empleados	50.000	0	0	0	0	0	50.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.617.107	0	0	0	0	0	2.617.107
401	01	13	00	Suplencias a obreros	90.000	0	0	0	0	0	90.000
401	01	18	00	Remuneraciones al personal contratado	4.524.000	0	0	0	0	0	4.524.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	222.944	0	0	0	0	0	222.944
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.209.981	0	0	0	0	0	2.209.981
401	01	99	00	Otras retribuciones	23.218.080	0	0	0	0	0	23.218.080
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	8.184.998	0	0	0	0	0	8.184.998
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	7.195.629	0	0	0	0	0	7.195.629
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	523.421	0	0	0	0	0	523.421
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	465.948	0	0	0	0	0	465.948
401	03	00	00	Primas	14.230.460	0	0	0	0	0	14.230.460
401	03	08	00	Primas de profesionalización a empleados	1.457.713	0	0	0	0	0	1.457.713
401	03	09	00	Primas por antigüedad a empleados	6.798.983	0	0	0	0	0	6.798.983
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.889.924	0	0	0	0	0	4.889.924
401	03	17	00	Primas de transporte a obreros	30.000	0	0	0	0	0	30.000
401	03	19	00	Primas por hijos de obreros	30.000	0	0	0	0	0	30.000
401	03	21	00	Primas por antigüedad a obreros	1.023.840	0	0	0	0	0	1.023.840
401	04	00	00	Complementos de sueldos y salarios	133.410.673	0	0	0	0	0	133.410.673
401	04	06	00	Complemento a empleados por comisión de servicios	3.395.671	0	0	0	0	0	3.395.671
401	04	08	00	Bono compensatorio de alimentación a empleados	7.944.660	0	0	0	0	0	7.944.660
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	173.231	0	0	0	0	0	173.231
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	156.164	0	0	0	0	0	156.164
401	04	18	00	Bono compensatorio de alimentación a obreros	2.359.800	0	0	0	0	0	2.359.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	04	19	00	Bono compensatorio de transporte a obreros	32.400	0	0	0	0	0	32.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	963.585	0	0	0	0	0	963.585
401	04	44	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por comisión de servicios	463.608	0	0	0	0	0	463.608
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	353.970	0	0	0	0	0	353.970
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	4.782.604	0	0	0	0	0	4.782.604
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.573.200	0	0	0	0	0	1.573.200
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	2.730.540	0	0	0	0	0	2.730.540
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	10.539.870	0	0	0	0	0	10.539.870
401	04	96	00	Otros complementos a empleados	89.474.253	0	0	0	0	0	89.474.253
401	04	97	00	Otros complementos a obreros	5.085.709	0	0	0	0	0	5.085.709
401	04	98	00	Otros complementos al personal contratado	3.381.408	0	0	0	0	0	3.381.408
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	68.269.056	0	0	0	0	0	68.269.056
401	05	01	00	Aguinaldos a empleados	34.228.125	0	0	0	0	0	34.228.125
401	05	02	00	Utilidades legales y convencionales a empleados	509.001	0	0	0	0	0	509.001
401	05	03	00	Bono vacacional a empleados	17.368.562	0	0	0	0	0	17.368.562
401	05	04	00	Aguinaldos a obreros	2.542.854	0	0	0	0	0	2.542.854
401	05	06	00	Bono vacacional a obreros	1.695.236	0	0	0	0	0	1.695.236
401	05	07	00	Aguinaldos al personal contratado	1.690.704	0	0	0	0	0	1.690.704
401	05	08	00	Bono vacacional al personal contratado	281.784	0	0	0	0	0	281.784
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	1.365.264	0	0	0	0	0	1.365.264
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	682.626	0	0	0	0	0	682.626
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	5.269.934	0	0	0	0	0	5.269.934
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	2.634.966	0	0	0	0	0	2.634.966
401	06	00	00	Aportes patronales y legales	15.668.417	0	0	0	0	0	15.668.417
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.343.519	0	0	0	0	0	2.343.519
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	4.853.643	0	0	0	0	0	4.853.643
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	638.987	0	0	0	0	0	638.987

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	3.235.759	0	0	0	0	0	3.235.759
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	653.559	0	0	0	0	0	653.559
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	419.219	0	0	0	0	0	419.219
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	145.235	0	0	0	0	0	145.235
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	279.479	0	0	0	0	0	279.479
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	514.671	0	0	0	0	0	514.671
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	183.518	0	0	0	0	0	183.518
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	116.802	0	0	0	0	0	116.802
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	230.727	0	0	0	0	0	230.727
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	153.814	0	0	0	0	0	153.814
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	415.123	0	0	0	0	0	415.123
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	890.618	0	0	0	0	0	890.618
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	593.744	0	0	0	0	0	593.744
401	07	00	00	Asistencia socio-económica	165.913.660	0	0	0	0	0	165.913.660
401	07	01	00	Capacitación y adiestramiento a empleados	1.000.000	0	0	0	0	0	1.000.000
401	07	02	00	Becas a empleados	700.000	0	0	0	0	0	700.000
401	07	03	00	Ayudas por matrimonio a empleados	80.000	0	0	0	0	0	80.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	80.000	0	0	0	0	0	80.000
401	07	05	00	Ayudas por defunción a empleados	80.000	0	0	0	0	0	80.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	68.234.046	0	0	0	0	0	68.234.046
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	23.988.300	0	0	0	0	0	23.988.300
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.592.000	0	0	0	0	0	1.592.000
401	07	10	00	Dotación de uniformes a empleados	1.911.400	0	0	0	0	0	1.911.400
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.764.948	0	0	0	0	0	1.764.948
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	838.500	0	0	0	0	0	838.500
401	07	17	00	Capacitación y adiestramiento a obreros	400.000	0	0	0	0	0	400.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	18	00	Becas a obreros	300.000	0	0	0	0	0	300.000
401	07	19	00	Ayudas por matrimonio de obreros	80.000	0	0	0	0	0	80.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	80.000	0	0	0	0	0	80.000
401	07	21	00	Ayudas por defunción a obreros	80.000	0	0	0	0	0	80.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	5.248.968	0	0	0	0	0	5.248.968
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	6.499.294	0	0	0	0	0	6.499.294
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.000.000	0	0	0	0	0	1.000.000
401	07	26	00	Dotación de uniformes a obreros	800.000	0	0	0	0	0	800.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	200.000	0	0	0	0	0	200.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	500.000	0	0	0	0	0	500.000
401	07	33	00	Asistencia socio-económica al personal contratado	26.398.906	0	0	0	0	0	26.398.906
401	07	52	00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular	100.000	0	0	0	0	0	100.000
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	10.000	0	0	0	0	0	10.000
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	10.000	0	0	0	0	0	10.000
401	07	55	00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular	10.000	0	0	0	0	0	10.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	2.840.888	0	0	0	0	0	2.840.888
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	1.184.607	0	0	0	0	0	1.184.607
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	100.000	0	0	0	0	0	100.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	10.000	0	0	0	0	0	10.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	10.000	0	0	0	0	0	10.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	10.000	0	0	0	0	0	10.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	10.829.525	0	0	0	0	0	10.829.525
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	4.442.278	0	0	0	0	0	4.442.278
401	07	96	00	Otras subvenciones a empleados	2.500.000	0	0	0	0	0	2.500.000
401	07	97	00	Otras subvenciones a obreros	2.000.000	0	0	0	0	0	2.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	33.306.939	0	0	0	0	0	33.306.939

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	24.353.198	0	0	0	0	0	24.353.198
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.064.995	0	0	0	0	0	2.064.995
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.529.316	0	0	0	0	0	1.529.316
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	1.133.928	0	0	0	0	0	1.133.928
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	4.225.502	0	0	0	0	0	4.225.502
403	**00**	**00**	**00**	**Servicios no personales**	**73.895**	**0**	**0**	**0**	**0**	**0**	**73.895**
403	18	00	00	Impuestos indirectos	7.918	0	0	0	0	0	7.918
403	18	01	00	Impuesto al valor agregado	7.918	0	0	0	0	0	7.918
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	65.977	0	0	0	0	0	65.977
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	65.977	0	0	0	0	0	65.977
				Totales	**482.905.162**	**0**	**0**	**0**	**0**	**0**	**482.905.162**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.924.008**	**0**	**0**	**0**	**0**	**0**	**16.924.008**
402	01	00	00	Productos alimenticios y agropecuarios	2.158.282	0	0	0	0	0	2.158.282
402	01	01	00	Alimentos y bebidas para personas	2.158.282	0	0	0	0	0	2.158.282
402	03	00	00	Textiles y vestuarios	1.853.556	0	0	0	0	0	1.853.556
402	03	01	00	Textiles	168.877	0	0	0	0	0	168.877
402	03	02	00	Prendas de vestir	1.460.776	0	0	0	0	0	1.460.776
402	03	03	00	Calzados	192.918	0	0	0	0	0	192.918
402	03	99	00	Otros productos textiles y vestuarios	30.985	0	0	0	0	0	30.985
402	04	00	00	Productos de cuero y caucho	725.567	0	0	0	0	0	725.567
402	04	02	00	Productos de cuero y sucedáneos del cuero	32.069	0	0	0	0	0	32.069
402	04	03	00	Cauchos y tripas para vehículos	660.610	0	0	0	0	0	660.610
402	04	99	00	Otros productos de cuero y caucho	32.888	0	0	0	0	0	32.888
402	05	00	00	Productos de papel, cartón e impresos	4.434.213	0	0	0	0	0	4.434.213
402	05	01	00	Pulpa de madera, papel y cartón	963.300	0	0	0	0	0	963.300
402	05	02	00	Envases y cajas de papel y cartón	764.940	0	0	0	0	0	764.940
402	05	03	00	Productos de papel y cartón para oficina	1.225.620	0	0	0	0	0	1.225.620
402	05	04	00	Libros, revistas y periódicos	112.815	0	0	0	0	0	112.815
402	05	05	00	Material de enseñanza	84.699	0	0	0	0	0	84.699
402	05	06	00	Productos de papel y cartón para computación	42.587	0	0	0	0	0	42.587
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.205.451	0	0	0	0	0	1.205.451
402	05	99	00	Otros productos de pulpa, papel y cartón	34.801	0	0	0	0	0	34.801
402	06	00	00	Productos químicos y derivados	858.893	0	0	0	0	0	858.893
402	06	02	00	Abonos, plaguicidas y otros	2.117	0	0	0	0	0	2.117
402	06	03	00	Tintas, pinturas y colorantes	32.633	0	0	0	0	0	32.633
402	06	04	00	Productos farmacéuticos y medicamentos	52.450	0	0	0	0	0	52.450
402	06	05	00	Productos de tocador	104.875	0	0	0	0	0	104.875
402	06	06	00	Combustibles y lubricantes	156.165	0	0	0	0	0	156.165
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.558	0	0	0	0	0	1.558
402	06	08	00	Productos plásticos	478.110	0	0	0	0	0	478.110
402	06	99	00	Otros productos de la industria química y conexos	30.985	0	0	0	0	0	30.985
402	07	00	00	Productos minerales no metálicos	46.195	0	0	0	0	0	46.195
402	07	02	00	Vidrios y productos de vidrio	46.195	0	0	0	0	0	46.195
402	08	00	00	Productos metálicos	973.423	0	0	0	0	0	973.423

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	515.167	0	0	0	0	0	515.167
402	08	07	00	Material de señalamiento	18.392	0	0	0	0	0	18.392
402	08	08	00	Material de educación	6.000	0	0	0	0	0	6.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	356.548	0	0	0	0	0	356.548
402	08	10	00	Repuestos y accesorios para otros equipos	77.316	0	0	0	0	0	77.316
402	09	00	00	Productos de madera	61.970	0	0	0	0	0	61.970
402	09	02	00	Muebles y accesorios de madera para edificaciones	61.970	0	0	0	0	0	61.970
402	10	00	00	Productos varios y útiles diversos	5.151.430	0	0	0	0	0	5.151.430
402	10	01	00	Artículos de deporte, recreación y juguetes	811.001	0	0	0	0	0	811.001
402	10	02	00	Materiales y útiles de limpieza y aseo	280.686	0	0	0	0	0	280.686
402	10	03	00	Utensilios de cocina y comedor	141.367	0	0	0	0	0	141.367
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	17.924	0	0	0	0	0	17.924
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.507.662	0	0	0	0	0	2.507.662
402	10	06	00	Condecoraciones, ofrendas y similares	534.405	0	0	0	0	0	534.405
402	10	07	00	Productos de seguridad en el trabajo	110.976	0	0	0	0	0	110.976
402	10	08	00	Materiales para equipos de computación	541.590	0	0	0	0	0	541.590
402	10	09	00	Especies timbradas y valores	14.944	0	0	0	0	0	14.944
402	10	10	00	Útiles religiosos	3.099	0	0	0	0	0	3.099
402	10	11	00	Materiales eléctricos	44.407	0	0	0	0	0	44.407
402	10	13	00	Materiales fotográficos	1.523	0	0	0	0	0	1.523
402	10	99	00	Otros productos y útiles diversos	141.846	0	0	0	0	0	141.846
402	99	00	00	Otros materiales y suministros	660.479	0	0	0	0	0	660.479
402	99	01	00	Otros materiales y suministros	660.479	0	0	0	0	0	660.479
403	**00**	**00**	**00**	**Servicios no personales**	**52.971.781**	**0**	**0**	**0**	**0**	**0**	**52.971.781**
403	01	00	00	Alquileres de inmuebles	3.998.159	0	0	0	0	0	3.998.159
403	01	01	00	Alquileres de edificios y locales	3.752.600	0	0	0	0	0	3.752.600
403	01	02	00	Alquileres de instalaciones culturales y recreativas	245.559	0	0	0	0	0	245.559
403	02	00	00	Alquileres de maquinaria y equipos	1.865.612	0	0	0	0	0	1.865.612
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.607.935	0	0	0	0	0	1.607.935
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	123.940	0	0	0	0	0	123.940
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	96.555	0	0	0	0	0	96.555
403	02	99	00	Alquileres de otras maquinaria y equipos	37.182	0	0	0	0	0	37.182
403	04	00	00	Servicios básicos	3.149.735	0	0	0	0	0	3.149.735

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	01	00	Electricidad	310.780	0	0	0	0	0	310.780
403	04	02	00	Gas	61.970	0	0	0	0	0	61.970
403	04	03	00	Agua	30.985	0	0	0	0	0	30.985
403	04	04	00	Teléfonos	1.890.117	0	0	0	0	0	1.890.117
403	04	05	00	Servicio de comunicaciones	669.973	0	0	0	0	0	669.973
403	04	06	00	Servicio de aseo urbano y domiciliario	61.970	0	0	0	0	0	61.970
403	04	07	00	Servicio de condominio	123.940	0	0	0	0	0	123.940
403	06	00	00	Servicios de transporte y almacenaje	701.611	0	0	0	0	0	701.611
403	06	01	00	Fletes y embalajes	206.136	0	0	0	0	0	206.136
403	06	02	00	Almacenaje	309.850	0	0	0	0	0	309.850
403	06	03	00	Estacionamiento	35.759	0	0	0	0	0	35.759
403	06	04	00	Peaje	12.394	0	0	0	0	0	12.394
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	137.472	0	0	0	0	0	137.472
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.792.183	0	0	0	0	0	6.792.183
403	07	01	00	Publicidad y propaganda	1.868.867	0	0	0	0	0	1.868.867
403	07	02	00	Imprenta y reproducción	421.520	0	0	0	0	0	421.520
403	07	03	00	Relaciones sociales	2.858.520	0	0	0	0	0	2.858.520
403	07	04	00	Avisos	1.643.276	0	0	0	0	0	1.643.276
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.109.991	0	0	0	0	0	1.109.991
403	08	01	00	Primas y gastos de seguros	1.047.968	0	0	0	0	0	1.047.968
403	08	02	00	Comisiones y gastos bancarios	31.038	0	0	0	0	0	31.038
403	08	03	00	Comisiones y gastos de adquisición de seguros	30.985	0	0	0	0	0	30.985
403	09	00	00	Viáticos y pasajes	10.532.920	0	0	0	0	0	10.532.920
403	09	01	00	Viáticos y pasajes dentro del país	4.487.628	0	0	0	0	0	4.487.628
403	09	02	00	Viáticos y pasajes fuera del país	6.045.292	0	0	0	0	0	6.045.292
403	10	00	00	Servicios profesionales y técnicos	7.972.283	0	0	0	0	0	7.972.283
403	10	09	00	Servicios de lavandería y tintorería	336.985	0	0	0	0	0	336.985
403	10	10	00	Servicios de vigilancia	154.925	0	0	0	0	0	154.925
403	10	11	00	Servicios para la elaboración y suministro de comida	839.667	0	0	0	0	0	839.667
403	10	99	00	Otros servicios profesionales y técnicos	6.640.706	0	0	0	0	0	6.640.706
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	405.598	0	0	0	0	0	405.598
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	30.600	0	0	0	0	0	30.600
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y	203.061	0	0	0	0	0	203.061

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				elevación							
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	134.826	0	0	0	0	0	134.826
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	17.850	0	0	0	0	0	17.850
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	19.261	0	0	0	0	0	19.261
403	15	00	00	Servicios fiscales	263.373	0	0	0	0	0	263.373
403	15	01	00	Derechos de importación y servicios aduaneros	154.925	0	0	0	0	0	154.925
403	15	02	00	Tasas y otros derechos obligatorios	61.970	0	0	0	0	0	61.970
403	15	03	00	Asignación a agentes de especies fiscales	30.985	0	0	0	0	0	30.985
403	15	99	00	Otros servicios fiscales	15.493	0	0	0	0	0	15.493
403	16	00	00	Servicios de diversión, esparcimiento y culturales	7.541.921	0	0	0	0	0	7.541.921
403	16	01	00	Servicios de diversión, esparcimiento y culturales	7.541.921	0	0	0	0	0	7.541.921
403	18	00	00	Impuestos indirectos	6.894.255	0	0	0	0	0	6.894.255
403	18	01	00	Impuesto al valor agregado	6.894.255	0	0	0	0	0	6.894.255
403	99	00	00	Otros servicios no personales	1.744.140	0	0	0	0	0	1.744.140
403	99	01	00	Otros servicios no personales	1.744.140	0	0	0	0	0	1.744.140
404	**00**	**00**	**00**	**Activos reales**	**2.277.250**	**0**	**0**	**0**	**0**	**0**	**2.277.250**
404	01	00	00	Repuestos y reparaciones mayores	85.266	0	0	0	0	0	85.266
404	01	01	00	Repuestos mayores	85.266	0	0	0	0	0	85.266
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	1.000	0	0	0	0	0	1.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	84.266	0	0	0	0	0	84.266
404	04	00	00	Equipos de transporte, tracción y elevación	1.045.202	0	0	0	0	0	1.045.202
404	04	01	00	Vehículos automotores terrestres	1.045.202	0	0	0	0	0	1.045.202
404	05	00	00	Equipos de comunicaciones y de señalamiento	153.034	0	0	0	0	0	153.034
404	05	01	00	Equipos de telecomunicaciones	153.034	0	0	0	0	0	153.034
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	30.600	0	0	0	0	0	30.600
404	07	01	00	Equipos científicos y de laboratorio	30.600	0	0	0	0	0	30.600
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	794.204	0	0	0	0	0	794.204
404	09	01	00	Mobiliario y equipos de oficina	168.520	0	0	0	0	0	168.520
404	09	02	00	Equipos de computación	521.894	0	0	0	0	0	521.894
404	09	03	00	Mobiliario y equipos de alojamiento	94.190	0	0	0	0	0	94.190
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	9.600	0	0	0	0	0	9.600
404	12	00	00	Activos intangibles	112.391	0	0	0	0	0	112.391

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	12	04	00	Paquetes y programas de computación	105.281	0	0	0	0	0	105.281
404	12	99	00	Otros activos intangibles	7.110	0	0	0	0	0	7.110
404	99	00	00	Otros activos reales	56.553	0	0	0	0	0	56.553
404	99	01	00	Otros activos reales	56.553	0	0	0	0	0	56.553
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.593.618.943**	**0**	**0**	**0**	**0**	**0**	**1.593.618.943**
407	01	00	00	Transferencias y donaciones corrientes internas	1.592.177.485	0	0	0	0	0	1.592.177.485
407	01	02	00	Donaciones corrientes internas al sector privado	5.050.254	0	0	0	0	0	5.050.254
407	01	02	01	Donaciones corrientes a personas	4.600.254	0	0	0	0	0	4.600.254
407	01	02	02	Donaciones corrientes a instituciones sin fines de lucro	450.000	0	0	0	0	0	450.000
407	01	03	00	Transferencias corrientes internas al sector público	1.587.127.231	0	0	0	0	0	1.587.127.231
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	440.461.167	0	0	0	0	0	440.461.167
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.146.666.064	0	0	0	0	0	1.146.666.064
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.300.000	0	0	0	0	0	1.300.000
407	02	01	00	Transferencias corrientes al exterior	1.300.000	0	0	0	0	0	1.300.000
407	02	01	04	Transferencias corrientes a organismos internacionales	1.300.000	0	0	0	0	0	1.300.000
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	141.458	0	0	0	0	0	141.458
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	141.458	0	0	0	0	0	141.458
407	12	01	01	Transferencias Corrientes a Consejos Comunales	141.458	0	0	0	0	0	141.458
				Totales	**1.665.791.982**	**0**	**0**	**0**	**0**	**0**	**1.665.791.982**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.588.877.231**	**0**	**0**	**0**	**0**	**0**	**1.588.877.231**
407	01	00	00	Transferencias y donaciones corrientes internas	1.587.577.231	0	0	0	0	0	1.587.577.231
407	01	02	00	Donaciones corrientes internas al sector privado	450.000	0	0	0	0	0	450.000
407	01	02	02	Donaciones corrientes a instituciones sin fines de lucro	450.000	0	0	0	0	0	450.000
				- S2288 Asociación Civil de Trabajadores del Ministerio para la Energía Eléctrica (ASOELEC)	450.000	0	0	0	0	0	450.000
407	01	03	00	Transferencias corrientes internas al sector público	1.587.127.231	0	0	0	0	0	1.587.127.231
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	440.461.167	0	0	0	0	0	440.461.167
				- A0364 Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC)	440.461.167	0	0	0	0	0	440.461.167
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.146.666.064	0	0	0	0	0	1.146.666.064
				- A1291 Corporación Eléctrica Nacional, S.A. (CORPOELEC)	1.146.666.064	0	0	0	0	0	1.146.666.064
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.300.000	0	0	0	0	0	1.300.000
407	02	01	00	Transferencias corrientes al exterior	1.300.000	0	0	0	0	0	1.300.000
407	02	01	04	Transferencias corrientes a organismos internacionales	1.300.000	0	0	0	0	0	1.300.000
				- I0126 Organización Latinoamericana y Caribeña de Energía (OLACDE)	1.300.000	0	0	0	0	0	1.300.000
				Totales	**1.588.877.231**	**0**	**0**	**0**	**0**	**0**	**1.588.877.231**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.924.008**	**0**	**0**	**0**	**0**	**0**	**16.924.008**
402	01	00	00	Productos alimenticios y agropecuarios	2.158.282	0	0	0	0	0	2.158.282
402	01	01	00	Alimentos y bebidas para personas	2.158.282	0	0	0	0	0	2.158.282
402	03	00	00	Textiles y vestuarios	1.853.556	0	0	0	0	0	1.853.556
402	03	01	00	Textiles	168.877	0	0	0	0	0	168.877
402	03	02	00	Prendas de vestir	1.460.776	0	0	0	0	0	1.460.776
402	03	03	00	Calzados	192.918	0	0	0	0	0	192.918
402	03	99	00	Otros productos textiles y vestuarios	30.985	0	0	0	0	0	30.985
402	04	00	00	Productos de cuero y caucho	725.567	0	0	0	0	0	725.567
402	04	02	00	Productos de cuero y sucedáneos del cuero	32.069	0	0	0	0	0	32.069
402	04	03	00	Cauchos y tripas para vehículos	660.610	0	0	0	0	0	660.610
402	04	99	00	Otros productos de cuero y caucho	32.888	0	0	0	0	0	32.888
402	05	00	00	Productos de papel, cartón e impresos	4.434.213	0	0	0	0	0	4.434.213
402	05	01	00	Pulpa de madera, papel y cartón	963.300	0	0	0	0	0	963.300
402	05	02	00	Envases y cajas de papel y cartón	764.940	0	0	0	0	0	764.940
402	05	03	00	Productos de papel y cartón para oficina	1.225.620	0	0	0	0	0	1.225.620
402	05	04	00	Libros, revistas y periódicos	112.815	0	0	0	0	0	112.815
402	05	05	00	Material de enseñanza	84.699	0	0	0	0	0	84.699
402	05	06	00	Productos de papel y cartón para computación	42.587	0	0	0	0	0	42.587
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.205.451	0	0	0	0	0	1.205.451
402	05	99	00	Otros productos de pulpa, papel y cartón	34.801	0	0	0	0	0	34.801
402	06	00	00	Productos químicos y derivados	858.893	0	0	0	0	0	858.893
402	06	02	00	Abonos, plaguicidas y otros	2.117	0	0	0	0	0	2.117
402	06	03	00	Tintas, pinturas y colorantes	32.633	0	0	0	0	0	32.633
402	06	04	00	Productos farmacéuticos y medicamentos	52.450	0	0	0	0	0	52.450
402	06	05	00	Productos de tocador	104.875	0	0	0	0	0	104.875
402	06	06	00	Combustibles y lubricantes	156.165	0	0	0	0	0	156.165
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.558	0	0	0	0	0	1.558

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	478.110	0	0	0	0	0	478.110
402	06	99	00	Otros productos de la industria química y conexos	30.985	0	0	0	0	0	30.985
402	07	00	00	Productos minerales no metálicos	46.195	0	0	0	0	0	46.195
402	07	02	00	Vidrios y productos de vidrio	46.195	0	0	0	0	0	46.195
402	08	00	00	Productos metálicos	973.423	0	0	0	0	0	973.423
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	515.167	0	0	0	0	0	515.167
402	08	07	00	Material de señalamiento	18.392	0	0	0	0	0	18.392
402	08	08	00	Material de educación	6.000	0	0	0	0	0	6.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	356.548	0	0	0	0	0	356.548
402	08	10	00	Repuestos y accesorios para otros equipos	77.316	0	0	0	0	0	77.316
402	09	00	00	Productos de madera	61.970	0	0	0	0	0	61.970
402	09	02	00	Muebles y accesorios de madera para edificaciones	61.970	0	0	0	0	0	61.970
402	10	00	00	Productos varios y útiles diversos	5.151.430	0	0	0	0	0	5.151.430
402	10	01	00	Artículos de deporte, recreación y juguetes	811.001	0	0	0	0	0	811.001
402	10	02	00	Materiales y útiles de limpieza y aseo	280.686	0	0	0	0	0	280.686
402	10	03	00	Utensilios de cocina y comedor	141.367	0	0	0	0	0	141.367
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	17.924	0	0	0	0	0	17.924
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.507.662	0	0	0	0	0	2.507.662
402	10	06	00	Condecoraciones, ofrendas y similares	534.405	0	0	0	0	0	534.405
402	10	07	00	Productos de seguridad en el trabajo	110.976	0	0	0	0	0	110.976
402	10	08	00	Materiales para equipos de computación	541.590	0	0	0	0	0	541.590
402	10	09	00	Especies timbradas y valores	14.944	0	0	0	0	0	14.944
402	10	10	00	Útiles religiosos	3.099	0	0	0	0	0	3.099
402	10	11	00	Materiales eléctricos	44.407	0	0	0	0	0	44.407
402	10	13	00	Materiales fotográficos	1.523	0	0	0	0	0	1.523
402	10	99	00	Otros productos y útiles diversos	141.846	0	0	0	0	0	141.846
402	99	00	00	Otros materiales y suministros	660.479	0	0	0	0	0	660.479
402	99	01	00	Otros materiales y suministros	660.479	0	0	0	0	0	660.479

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 590002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**52.971.781**	**0**	**0**	**0**	**0**	**0**	**52.971.781**
403	01	00	00	Alquileres de inmuebles	3.998.159	0	0	0	0	0	3.998.159
403	01	01	00	Alquileres de edificios y locales	3.752.600	0	0	0	0	0	3.752.600
403	01	02	00	Alquileres de instalaciones culturales y recreativas	245.559	0	0	0	0	0	245.559
403	02	00	00	Alquileres de maquinaria y equipos	1.865.612	0	0	0	0	0	1.865.612
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.607.935	0	0	0	0	0	1.607.935
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	123.940	0	0	0	0	0	123.940
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	96.555	0	0	0	0	0	96.555
403	02	99	00	Alquileres de otras maquinaria y equipos	37.182	0	0	0	0	0	37.182
403	04	00	00	Servicios básicos	3.149.735	0	0	0	0	0	3.149.735
403	04	01	00	Electricidad	310.780	0	0	0	0	0	310.780
403	04	02	00	Gas	61.970	0	0	0	0	0	61.970
403	04	03	00	Agua	30.985	0	0	0	0	0	30.985
403	04	04	00	Teléfonos	1.890.117	0	0	0	0	0	1.890.117
403	04	05	00	Servicio de comunicaciones	669.973	0	0	0	0	0	669.973
403	04	06	00	Servicio de aseo urbano y domiciliario	61.970	0	0	0	0	0	61.970
403	04	07	00	Servicio de condominio	123.940	0	0	0	0	0	123.940
403	06	00	00	Servicios de transporte y almacenaje	701.611	0	0	0	0	0	701.611
403	06	01	00	Fletes y embalajes	206.136	0	0	0	0	0	206.136
403	06	02	00	Almacenaje	309.850	0	0	0	0	0	309.850
403	06	03	00	Estacionamiento	35.759	0	0	0	0	0	35.759
403	06	04	00	Peaje	12.394	0	0	0	0	0	12.394
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	137.472	0	0	0	0	0	137.472
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.792.183	0	0	0	0	0	6.792.183
403	07	01	00	Publicidad y propaganda	1.868.867	0	0	0	0	0	1.868.867
403	07	02	00	Imprenta y reproducción	421.520	0	0	0	0	0	421.520
403	07	03	00	Relaciones sociales	2.858.520	0	0	0	0	0	2.858.520
403	07	04	00	Avisos	1.643.276	0	0	0	0	0	1.643.276

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.109.991	0	0	0	0	0	1.109.991
403	08	01	00	Primas y gastos de seguros	1.047.968	0	0	0	0	0	1.047.968
403	08	02	00	Comisiones y gastos bancarios	31.038	0	0	0	0	0	31.038
403	08	03	00	Comisiones y gastos de adquisición de seguros	30.985	0	0	0	0	0	30.985
403	09	00	00	Viáticos y pasajes	10.532.920	0	0	0	0	0	10.532.920
403	09	01	00	Viáticos y pasajes dentro del país	4.487.628	0	0	0	0	0	4.487.628
403	09	02	00	Viáticos y pasajes fuera del país	6.045.292	0	0	0	0	0	6.045.292
403	10	00	00	Servicios profesionales y técnicos	7.972.283	0	0	0	0	0	7.972.283
403	10	09	00	Servicios de lavandería y tintorería	336.985	0	0	0	0	0	336.985
403	10	10	00	Servicios de vigilancia	154.925	0	0	0	0	0	154.925
403	10	11	00	Servicios para la elaboración y suministro de comida	839.667	0	0	0	0	0	839.667
403	10	99	00	Otros servicios profesionales y técnicos	6.640.706	0	0	0	0	0	6.640.706
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	405.598	0	0	0	0	0	405.598
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	30.600	0	0	0	0	0	30.600
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	203.061	0	0	0	0	0	203.061
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	134.826	0	0	0	0	0	134.826
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	17.850	0	0	0	0	0	17.850
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	19.261	0	0	0	0	0	19.261
403	15	00	00	Servicios fiscales	263.373	0	0	0	0	0	263.373
403	15	01	00	Derechos de importación y servicios aduaneros	154.925	0	0	0	0	0	154.925
403	15	02	00	Tasas y otros derechos obligatorios	61.970	0	0	0	0	0	61.970
403	15	03	00	Asignación a agentes de especies fiscales	30.985	0	0	0	0	0	30.985
403	15	99	00	Otros servicios fiscales	15.493	0	0	0	0	0	15.493
403	16	00	00	Servicios de diversión, esparcimiento y culturales	7.541.921	0	0	0	0	0	7.541.921
403	16	01	00	Servicios de diversión, esparcimiento y culturales	7.541.921	0	0	0	0	0	7.541.921
403	18	00	00	Impuestos indirectos	6.894.255	0	0	0	0	0	6.894.255
403	18	01	00	Impuesto al valor agregado	6.894.255	0	0	0	0	0	6.894.255

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	1.744.140	0	0	0	0	0	1.744.140
403	99	01	00	Otros servicios no personales	1.744.140	0	0	0	0	0	1.744.140
404	**00**	**00**	**00**	**Activos reales**	**2.277.250**	**0**	**0**	**0**	**0**	**0**	**2.277.250**
404	01	00	00	Repuestos y reparaciones mayores	85.266	0	0	0	0	0	85.266
404	01	01	00	Repuestos mayores	85.266	0	0	0	0	0	85.266
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	1.000	0	0	0	0	0	1.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	84.266	0	0	0	0	0	84.266
404	04	00	00	Equipos de transporte, tracción y elevación	1.045.202	0	0	0	0	0	1.045.202
404	04	01	00	Vehículos automotores terrestres	1.045.202	0	0	0	0	0	1.045.202
404	05	00	00	Equipos de comunicaciones y de señalamiento	153.034	0	0	0	0	0	153.034
404	05	01	00	Equipos de telecomunicaciones	153.034	0	0	0	0	0	153.034
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	30.600	0	0	0	0	0	30.600
404	07	01	00	Equipos científicos y de laboratorio	30.600	0	0	0	0	0	30.600
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	794.204	0	0	0	0	0	794.204
404	09	01	00	Mobiliario y equipos de oficina	168.520	0	0	0	0	0	168.520
404	09	02	00	Equipos de computación	521.894	0	0	0	0	0	521.894
404	09	03	00	Mobiliario y equipos de alojamiento	94.190	0	0	0	0	0	94.190
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	9.600	0	0	0	0	0	9.600
404	12	00	00	Activos intangibles	112.391	0	0	0	0	0	112.391
404	12	04	00	Paquetes y programas de computación	105.281	0	0	0	0	0	105.281
404	12	99	00	Otros activos intangibles	7.110	0	0	0	0	0	7.110
404	99	00	00	Otros activos reales	56.553	0	0	0	0	0	56.553
404	99	01	00	Otros activos reales	56.553	0	0	0	0	0	56.553
407	**00**	**00**	**00**	**Transferencias y donaciones**	**141.458**	**0**	**0**	**0**	**0**	**0**	**141.458**
407	12	00	00	Transferencias y Donaciones a Consejos Comunales	141.458	0	0	0	0	0	141.458
407	12	01	00	Transferencias y Donaciones Corrientes a Consejos Comunales	141.458	0	0	0	0	0	141.458
407	12	01	01	Transferencias Corrientes a Consejos Comunales	141.458	0	0	0	0	0	141.458
				Totales	**72.314.497**	**0**	**0**	**0**	**0**	**0**	**72.314.497**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 590002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.350.254**	**0**	**0**	**0**	**0**	**0**	**6.350.254**
407	01	00	00	Transferencias y donaciones corrientes internas	5.050.254	0	0	0	0	0	5.050.254
407	01	02	00	Donaciones corrientes internas al sector privado	5.050.254	0	0	0	0	0	5.050.254
407	01	02	01	Donaciones corrientes a personas	4.600.254	0	0	0	0	0	4.600.254
407	01	02	02	Donaciones corrientes a instituciones sin fines de lucro	450.000	0	0	0	0	0	450.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.300.000	0	0	0	0	0	1.300.000
407	02	01	00	Transferencias corrientes al exterior	1.300.000	0	0	0	0	0	1.300.000
407	02	01	04	Transferencias corrientes a organismos internacionales	1.300.000	0	0	0	0	0	1.300.000
				Totales	**6.350.254**	**0**	**0**	**0**	**0**	**0**	**6.350.254**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.587.127.231**	**0**	**0**	**0**	**0**	**0**	**1.587.127.231**
407	01	00	00	Transferencias y donaciones corrientes internas	1.587.127.231	0	0	0	0	0	1.587.127.231
407	01	03	00	Transferencias corrientes internas al sector público	1.587.127.231	0	0	0	0	0	1.587.127.231
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	440.461.167	0	0	0	0	0	440.461.167
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.146.666.064	0	0	0	0	0	1.146.666.064
				Totales	**1.587.127.231**	**0**	**0**	**0**	**0**	**0**	**1.587.127.231**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**9.089.663**	**0**	**0**	**0**	**0**	**0**	**9.089.663**
407	01	00	00	Transferencias y donaciones corrientes internas	9.089.663	0	0	0	0	0	9.089.663
407	01	01	00	Transferencias corrientes internas al sector privado	8.761.606	0	0	0	0	0	8.761.606
407	01	01	01	Pensiones del personal empleado, obrero y militar	592.212	0	0	0	0	0	592.212
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	1.658.194	0	0	0	0	0	1.658.194
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	259.093	0	0	0	0	0	259.093
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	550.881	0	0	0	0	0	550.881
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.408.180	0	0	0	0	0	1.408.180
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	518.186	0	0	0	0	0	518.186
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	736.387	0	0	0	0	0	736.387
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.565.700	0	0	0	0	0	1.565.700
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	1.472.773	0	0	0	0	0	1.472.773
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	118.442	0	0	0	0	0	118.442
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	40.891	0	0	0	0	0	40.891
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	86.942	0	0	0	0	0	86.942
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	81.782	0	0	0	0	0	81.782
				Totales	**9.089.663**	**0**	**0**	**0**	**0**	**0**	**9.089.663**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**9.089.663**	**0**	**0**	**0**	**0**	**0**	**9.089.663**
407	01	00	00	Transferencias y donaciones corrientes internas	9.089.663	0	0	0	0	0	9.089.663
407	01	01	00	Transferencias corrientes internas al sector privado	8.761.606	0	0	0	0	0	8.761.606
407	01	01	01	Pensiones del personal empleado, obrero y militar	592.212	0	0	0	0	0	592.212
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	1.658.194	0	0	0	0	0	1.658.194
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	259.093	0	0	0	0	0	259.093
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	550.881	0	0	0	0	0	550.881
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.408.180	0	0	0	0	0	1.408.180
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	518.186	0	0	0	0	0	518.186
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	736.387	0	0	0	0	0	736.387
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.565.700	0	0	0	0	0	1.565.700
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	1.472.773	0	0	0	0	0	1.472.773
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	118.442	0	0	0	0	0	118.442
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	40.891	0	0	0	0	0	40.891
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	86.942	0	0	0	0	0	86.942
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	81.782	0	0	0	0	0	81.782
				Totales	**9.089.663**	**0**	**0**	**0**	**0**	**0**	**9.089.663**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA **ACCIÓN CENTRALIZADA:** 590007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.729.013**	**0**	**0**	**0**	**0**	**0**	**2.729.013**
402	03	00	00	Textiles y vestuarios	98.355	0	0	0	0	0	98.355
402	03	02	00	Prendas de vestir	98.355	0	0	0	0	0	98.355
402	06	00	00	Productos químicos y derivados	131.140	0	0	0	0	0	131.140
402	06	04	00	Productos farmacéuticos y medicamentos	131.140	0	0	0	0	0	131.140
402	08	00	00	Productos metálicos	393.418	0	0	0	0	0	393.418
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	393.418	0	0	0	0	0	393.418
402	09	00	00	Productos de madera	590.127	0	0	0	0	0	590.127
402	09	02	00	Muebles y accesorios de madera para edificaciones	590.127	0	0	0	0	0	590.127
402	10	00	00	Productos varios y útiles diversos	1.039.937	0	0	0	0	0	1.039.937
402	10	02	00	Materiales y útiles de limpieza y aseo	157.368	0	0	0	0	0	157.368
402	10	03	00	Utensilios de cocina y comedor	39.342	0	0	0	0	0	39.342
402	10	11	00	Materiales eléctricos	137.697	0	0	0	0	0	137.697
402	10	12	00	Materiales para instalaciones sanitarias	262.279	0	0	0	0	0	262.279
402	10	99	00	Otros productos y útiles diversos	443.251	0	0	0	0	0	443.251
402	99	00	00	Otros materiales y suministros	476.036	0	0	0	0	0	476.036
402	99	01	00	Otros materiales y suministros	476.036	0	0	0	0	0	476.036
403	**00**	**00**	**00**	**Servicios no personales**	**1.789.586**	**0**	**0**	**0**	**0**	**0**	**1.789.586**
403	10	00	00	Servicios profesionales y técnicos	478.659	0	0	0	0	0	478.659
403	10	11	00	Servicios para la elaboración y suministro de comida	478.659	0	0	0	0	0	478.659
403	13	00	00	Servicios de construcciones temporales	67.091	0	0	0	0	0	67.091
403	13	01	00	Servicios de construcciones temporales	67.091	0	0	0	0	0	67.091
403	16	00	00	Servicios de diversión, esparcimiento y culturales	196.709	0	0	0	0	0	196.709
403	16	01	00	Servicios de diversión, esparcimiento y culturales	196.709	0	0	0	0	0	196.709
403	18	00	00	Impuestos indirectos	416.577	0	0	0	0	0	416.577
403	18	01	00	Impuesto al valor agregado	416.577	0	0	0	0	0	416.577
403	99	00	00	Otros servicios no personales	630.550	0	0	0	0	0	630.550
403	99	01	00	Otros servicios no personales	630.550	0	0	0	0	0	630.550
407	**00**	**00**	**00**	**Transferencias y donaciones**	**844.401**	**0**	**0**	**0**	**0**	**0**	**844.401**
407	01	00	00	Transferencias y donaciones corrientes internas	844.401	0	0	0	0	0	844.401
407	01	02	00	Donaciones corrientes internas al sector privado	844.401	0	0	0	0	0	844.401
407	01	02	01	Donaciones corrientes a personas	844.401	0	0	0	0	0	844.401

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**5.363.000**	**0**	**0**	**0**	**0**	**0**	**5.363.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.729.013**	**0**	**0**	**0**	**0**	**0**	**2.729.013**
402	03	00	00	Textiles y vestuarios	98.355	0	0	0	0	0	98.355
402	03	02	00	Prendas de vestir	98.355	0	0	0	0	0	98.355
402	06	00	00	Productos químicos y derivados	131.140	0	0	0	0	0	131.140
402	06	04	00	Productos farmacéuticos y medicamentos	131.140	0	0	0	0	0	131.140
402	08	00	00	Productos metálicos	393.418	0	0	0	0	0	393.418
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	393.418	0	0	0	0	0	393.418
402	09	00	00	Productos de madera	590.127	0	0	0	0	0	590.127
402	09	02	00	Muebles y accesorios de madera para edificaciones	590.127	0	0	0	0	0	590.127
402	10	00	00	Productos varios y útiles diversos	1.039.937	0	0	0	0	0	1.039.937
402	10	02	00	Materiales y útiles de limpieza y aseo	157.368	0	0	0	0	0	157.368
402	10	03	00	Utensilios de cocina y comedor	39.342	0	0	0	0	0	39.342
402	10	11	00	Materiales eléctricos	137.697	0	0	0	0	0	137.697
402	10	12	00	Materiales para instalaciones sanitarias	262.279	0	0	0	0	0	262.279
402	10	99	00	Otros productos y útiles diversos	443.251	0	0	0	0	0	443.251
402	99	00	00	Otros materiales y suministros	476.036	0	0	0	0	0	476.036
402	99	01	00	Otros materiales y suministros	476.036	0	0	0	0	0	476.036
403	**00**	**00**	**00**	**Servicios no personales**	**1.789.586**	**0**	**0**	**0**	**0**	**0**	**1.789.586**
403	10	00	00	Servicios profesionales y técnicos	478.659	0	0	0	0	0	478.659
403	10	11	00	Servicios para la elaboración y suministro de comida	478.659	0	0	0	0	0	478.659
403	13	00	00	Servicios de construcciones temporales	67.091	0	0	0	0	0	67.091
403	13	01	00	Servicios de construcciones temporales	67.091	0	0	0	0	0	67.091
403	16	00	00	Servicios de diversión, esparcimiento y culturales	196.709	0	0	0	0	0	196.709
403	16	01	00	Servicios de diversión, esparcimiento y culturales	196.709	0	0	0	0	0	196.709
403	18	00	00	Impuestos indirectos	416.577	0	0	0	0	0	416.577
403	18	01	00	Impuesto al valor agregado	416.577	0	0	0	0	0	416.577
403	99	00	00	Otros servicios no personales	630.550	0	0	0	0	0	630.550
403	99	01	00	Otros servicios no personales	630.550	0	0	0	0	0	630.550

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

ACCIÓN CENTRALIZADA: 590007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 590007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**844.401**	**0**	**0**	**0**	**0**	**0**	**844.401**
407	01	00	00	Transferencias y donaciones corrientes internas	844.401	0	0	0	0	0	844.401
407	01	02	00	Donaciones corrientes internas al sector privado	844.401	0	0	0	0	0	844.401
407	01	02	01	Donaciones corrientes a personas	844.401	0	0	0	0	0	844.401
				Totales	**5.363.000**	**0**	**0**	**0**	**0**	**0**	**5.363.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.137.683.609**	**0**	**0**	**0**	**0**	**0**	**1.137.683.609**
401	01	00	00	Sueldos, salarios y otras retribuciones	147.708.047	0	0	0	0	0	147.708.047
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	80.459.663	0	0	0	0	0	80.459.663
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	3.609.056	0	0	0	0	0	3.609.056
401	01	03	00	Suplencias a empleados	575.049	0	0	0	0	0	575.049
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	18.390.463	0	0	0	0	0	18.390.463
401	01	13	00	Suplencias a obreros	22.324	0	0	0	0	0	22.324
401	01	18	00	Remuneraciones al personal contratado	38.972.584	0	0	0	0	0	38.972.584
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	672.001	0	0	0	0	0	672.001
401	01	29	00	Dietas	513.000	0	0	0	0	0	513.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	32.808	0	0	0	0	0	32.808
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	3.911.099	0	0	0	0	0	3.911.099
401	01	37	00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular	200.000	0	0	0	0	0	200.000
401	01	38	00	Dietas del personal de alto nivel y de dirección	350.000	0	0	0	0	0	350.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	12.322.962	0	0	0	0	0	12.322.962
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.639.722	0	0	0	0	0	4.639.722
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	7.683.240	0	0	0	0	0	7.683.240
401	03	00	00	Primas	59.052.460	0	0	0	0	0	59.052.460
401	03	02	00	Primas de transporte a empleados	2.118.000	0	0	0	0	0	2.118.000
401	03	04	00	Primas por hijos a empleados	652.800	0	0	0	0	0	652.800
401	03	08	00	Primas de profesionalización a empleados	11.558.642	0	0	0	0	0	11.558.642
401	03	09	00	Primas por antigüedad a empleados	7.754.391	0	0	0	0	0	7.754.391
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	25.337.312	0	0	0	0	0	25.337.312
401	03	17	00	Primas de transporte a obreros	212.400	0	0	0	0	0	212.400
401	03	19	00	Primas por hijos de obreros	86.064	0	0	0	0	0	86.064
401	03	21	00	Primas por antigüedad a obreros	1.822.766	0	0	0	0	0	1.822.766
401	03	22	00	Primas de profesionalización a obreros	906.212	0	0	0	0	0	906.212
401	03	37	00	Primas de transporte al personal contratado	2.304.000	0	0	0	0	0	2.304.000
401	03	38	00	Primas por hogar al personal contratado	2.976	0	0	0	0	0	2.976
401	03	39	00	Primas por hijos al personal contratado	177.088	0	0	0	0	0	177.088

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	40	00	Primas de profesionalización al personal contratado	1.152.191	0	0	0	0	0	1.152.191
401	03	41	00	Primas por antigüedad al personal contratado	907.953	0	0	0	0	0	907.953
401	03	47	00	Primas al personal de alto nivel y de dirección	172.849	0	0	0	0	0	172.849
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.261.870	0	0	0	0	0	1.261.870
401	03	97	00	Otras primas a empleados	2.624.946	0	0	0	0	0	2.624.946
401	04	00	00	Complementos de sueldos y salarios	287.554.734	0	0	0	0	0	287.554.734
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	4.834.779	0	0	0	0	0	4.834.779
401	04	02	00	Complemento a empleados por trabajo nocturno	427.273	0	0	0	0	0	427.273
401	04	03	00	Complemento a empleados por gastos de alimentación	17.419	0	0	0	0	0	17.419
401	04	04	00	Complemento a empleados por gastos de transporte	5.938.800	0	0	0	0	0	5.938.800
401	04	05	00	Complemento a empleados por gastos de representación	36.056	0	0	0	0	0	36.056
401	04	06	00	Complemento a empleados por comisión de servicios	2.923.864	0	0	0	0	0	2.923.864
401	04	08	00	Bono compensatorio de alimentación a empleados	42.369.811	0	0	0	0	0	42.369.811
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	6.709.209	0	0	0	0	0	6.709.209
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	346.449	0	0	0	0	0	346.449
401	04	17	00	Complemento a obreros por gastos de transporte	2.396.400	0	0	0	0	0	2.396.400
401	04	18	00	Bono compensatorio de alimentación a obreros	19.256.520	0	0	0	0	0	19.256.520
401	04	26	00	Bono compensatorio de alimentación al personal contratado	16.308.000	0	0	0	0	0	16.308.000
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	128.000	0	0	0	0	0	128.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	934.467	0	0	0	0	0	934.467
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	9.600	0	0	0	0	0	9.600
401	04	96	00	Otros complementos a empleados	178.991.300	0	0	0	0	0	178.991.300
401	04	97	00	Otros complementos a obreros	4.758.586	0	0	0	0	0	4.758.586
401	04	98	00	Otros complementos al personal contratado	1.168.201	0	0	0	0	0	1.168.201
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	97.485.585	0	0	0	0	0	97.485.585
401	05	01	00	Aguinaldos a empleados	41.548.656	0	0	0	0	0	41.548.656
401	05	03	00	Bono vacacional a empleados	14.586.928	0	0	0	0	0	14.586.928
401	05	04	00	Aguinaldos a obreros	21.322.523	0	0	0	0	0	21.322.523
401	05	06	00	Bono vacacional a obreros	7.536.153	0	0	0	0	0	7.536.153
401	05	07	00	Aguinaldos al personal contratado	6.884.742	0	0	0	0	0	6.884.742
401	05	08	00	Bono vacacional al personal contratado	2.648.099	0	0	0	0	0	2.648.099

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	95.014	0	0	0	0	0	95.014
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	20.002	0	0	0	0	0	20.002
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.987.823	0	0	0	0	0	1.987.823
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	855.645	0	0	0	0	0	855.645
401	06	00	00	Aportes patronales y legales	34.702.255	0	0	0	0	0	34.702.255
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	14.061.321	0	0	0	0	0	14.061.321
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	4.129.871	0	0	0	0	0	4.129.871
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.539.244	0	0	0	0	0	3.539.244
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	3.201.910	0	0	0	0	0	3.201.910
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.488.531	0	0	0	0	0	3.488.531
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.151.570	0	0	0	0	0	1.151.570
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	660.398	0	0	0	0	0	660.398
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	767.713	0	0	0	0	0	767.713
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.778.209	0	0	0	0	0	1.778.209
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	416.810	0	0	0	0	0	416.810
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	32.404	0	0	0	0	0	32.404
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	10.802	0	0	0	0	0	10.802
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	7.201	0	0	0	0	0	7.201
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.004.987	0	0	0	0	0	1.004.987
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	241.404	0	0	0	0	0	241.404
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	160.935	0	0	0	0	0	160.935
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	48.945	0	0	0	0	0	48.945
401	07	00	00	Asistencia socio-económica	340.475.589	0	0	0	0	0	340.475.589
401	07	01	00	Capacitación y adiestramiento a empleados	985.100	0	0	0	0	0	985.100
401	07	02	00	Becas a empleados	3.979.000	0	0	0	0	0	3.979.000
401	07	03	00	Ayudas por matrimonio a empleados	30.800	0	0	0	0	0	30.800
401	07	04	00	Ayudas por nacimiento de hijos a empleados	52.000	0	0	0	0	0	52.000
401	07	05	00	Ayudas por defunción a empleados	150.000	0	0	0	0	0	150.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	300.000	0	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	36.845.204	0	0	0	0	0	36.845.204
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	121.065.311	0	0	0	0	0	121.065.311
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.642.520	0	0	0	0	0	3.642.520
401	07	10	00	Dotación de uniformes a empleados	6.621.950	0	0	0	0	0	6.621.950
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.924.181	0	0	0	0	0	1.924.181
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.443.815	0	0	0	0	0	2.443.815
401	07	17	00	Capacitación y adiestramiento a obreros	122.150	0	0	0	0	0	122.150
401	07	18	00	Becas a obreros	3.050.850	0	0	0	0	0	3.050.850
401	07	19	00	Ayudas por matrimonio de obreros	12.800	0	0	0	0	0	12.800
401	07	20	00	Ayudas por nacimiento de hijos de obreros	23.800	0	0	0	0	0	23.800
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	200.000	0	0	0	0	0	200.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	16.254.722	0	0	0	0	0	16.254.722
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	56.270.890	0	0	0	0	0	56.270.890
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.063.180	0	0	0	0	0	2.063.180
401	07	26	00	Dotación de uniformes a obreros	8.841.021	0	0	0	0	0	8.841.021
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	551.950	0	0	0	0	0	551.950
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.306.344	0	0	0	0	0	1.306.344
401	07	33	00	Asistencia socio-económica al personal contratado	70.978.417	0	0	0	0	0	70.978.417
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	7.600	0	0	0	0	0	7.600
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.854.683	0	0	0	0	0	1.854.683
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	341.301	0	0	0	0	0	341.301
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	91.200	0	0	0	0	0	91.200
401	07	96	00	Otras subvenciones a empleados	350.800	0	0	0	0	0	350.800
401	07	97	00	Otras subvenciones a obreros	114.000	0	0	0	0	0	114.000
401	08	00	00	Prestaciones sociales e indemnizaciones	71.962.690	0	0	0	0	0	71.962.690
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	36.198.339	0	0	0	0	0	36.198.339
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	27.182.199	0	0	0	0	0	27.182.199
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.318.536	0	0	0	0	0	6.318.536
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	12.143	0	0	0	0	0	12.143
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de	2.251.473	0	0	0	0	0	2.251.473

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				dirección							
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	1.476.138	0	0	0	0	0	1.476.138
401	96	00	00	Otros gastos del personal empleado	44.580.225	0	0	0	0	0	44.580.225
401	96	01	00	Otros gastos del personal empleado	44.580.225	0	0	0	0	0	44.580.225
401	97	00	00	Otros gastos del personal obrero	40.362.924	0	0	0	0	0	40.362.924
401	97	01	00	Otros gastos del personal obrero	40.362.924	0	0	0	0	0	40.362.924
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**64.636.781**	**0**	**0**	**0**	**0**	**0**	**64.636.781**
402	01	00	00	Productos alimenticios y agropecuarios	8.239.793	0	0	0	0	0	8.239.793
402	01	01	00	Alimentos y bebidas para personas	7.314.627	0	0	0	0	0	7.314.627
402	01	02	00	Alimentos para animales	800.000	0	0	0	0	0	800.000
402	01	03	00	Productos agrícolas y pecuarios	10.500	0	0	0	0	0	10.500
402	01	99	00	Otros productos alimenticios y agropecuarios	114.666	0	0	0	0	0	114.666
402	03	00	00	Textiles y vestuarios	3.272.804	0	0	0	0	0	3.272.804
402	03	01	00	Textiles	80.468	0	0	0	0	0	80.468
402	03	02	00	Prendas de vestir	2.821.015	0	0	0	0	0	2.821.015
402	03	03	00	Calzados	365.201	0	0	0	0	0	365.201
402	03	99	00	Otros productos textiles y vestuarios	6.120	0	0	0	0	0	6.120
402	04	00	00	Productos de cuero y caucho	2.633.559	0	0	0	0	0	2.633.559
402	04	02	00	Productos de cuero y sucedáneos del cuero	111.679	0	0	0	0	0	111.679
402	04	03	00	Cauchos y tripas para vehículos	2.521.880	0	0	0	0	0	2.521.880
402	05	00	00	Productos de papel, cartón e impresos	11.680.091	0	0	0	0	0	11.680.091
402	05	01	00	Pulpa de madera, papel y cartón	1.898.111	0	0	0	0	0	1.898.111
402	05	02	00	Envases y cajas de papel y cartón	403.825	0	0	0	0	0	403.825
402	05	03	00	Productos de papel y cartón para oficina	5.674.374	0	0	0	0	0	5.674.374
402	05	04	00	Libros, revistas y periódicos	548.057	0	0	0	0	0	548.057
402	05	05	00	Material de enseñanza	50.142	0	0	0	0	0	50.142
402	05	06	00	Productos de papel y cartón para computación	248.149	0	0	0	0	0	248.149
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.807.728	0	0	0	0	0	2.807.728
402	05	99	00	Otros productos de pulpa, papel y cartón	49.705	0	0	0	0	0	49.705
402	06	00	00	Productos químicos y derivados	5.490.505	0	0	0	0	0	5.490.505
402	06	01	00	Sustancias químicas y de uso industrial	102.000	0	0	0	0	0	102.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	02	00	Abonos, plaguicidas y otros	12.100	0	0	0	0	0	12.100
402	06	03	00	Tintas, pinturas y colorantes	2.415.524	0	0	0	0	0	2.415.524
402	06	04	00	Productos farmacéuticos y medicamentos	1.145.579	0	0	0	0	0	1.145.579
402	06	05	00	Productos de tocador	169.558	0	0	0	0	0	169.558
402	06	06	00	Combustibles y lubricantes	443.405	0	0	0	0	0	443.405
402	06	08	00	Productos plásticos	1.176.417	0	0	0	0	0	1.176.417
402	06	99	00	Otros productos de la industria química y conexos	25.922	0	0	0	0	0	25.922
402	07	00	00	Productos minerales no metálicos	271.831	0	0	0	0	0	271.831
402	07	01	00	Productos de barro, loza y porcelana	17.683	0	0	0	0	0	17.683
402	07	02	00	Vidrios y productos de vidrio	138.028	0	0	0	0	0	138.028
402	07	04	00	Cemento, cal y yeso	115.120	0	0	0	0	0	115.120
402	07	99	00	Otros productos minerales no metálicos	1.000	0	0	0	0	0	1.000
402	08	00	00	Productos metálicos	3.003.991	0	0	0	0	0	3.003.991
402	08	01	00	Productos primarios de hierro y acero	12.500	0	0	0	0	0	12.500
402	08	02	00	Productos de metales no ferrosos	8.500	0	0	0	0	0	8.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	633.367	0	0	0	0	0	633.367
402	08	04	00	Productos metálicos estructurales	152.000	0	0	0	0	0	152.000
402	08	07	00	Material de señalamiento	6.825	0	0	0	0	0	6.825
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.852.660	0	0	0	0	0	1.852.660
402	08	10	00	Repuestos y accesorios para otros equipos	335.139	0	0	0	0	0	335.139
402	08	99	00	Otros productos metálicos	3.000	0	0	0	0	0	3.000
402	09	00	00	Productos de madera	21.859	0	0	0	0	0	21.859
402	09	01	00	Productos primarios de madera	8.600	0	0	0	0	0	8.600
402	09	02	00	Muebles y accesorios de madera para edificaciones	13.259	0	0	0	0	0	13.259
402	10	00	00	Productos varios y útiles diversos	28.435.641	0	0	0	0	0	28.435.641
402	10	01	00	Artículos de deporte, recreación y juguetes	495.104	0	0	0	0	0	495.104
402	10	02	00	Materiales y útiles de limpieza y aseo	502.101	0	0	0	0	0	502.101
402	10	03	00	Utensilios de cocina y comedor	153.010	0	0	0	0	0	153.010
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	110.022	0	0	0	0	0	110.022
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.372.464	0	0	0	0	0	3.372.464
402	10	06	00	Condecoraciones, ofrendas y similares	470.132	0	0	0	0	0	470.132

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	1.359.329	0	0	0	0	0	1.359.329
402	10	08	00	Materiales para equipos de computación	13.340.153	0	0	0	0	0	13.340.153
402	10	09	00	Especies timbradas y valores	2.952	0	0	0	0	0	2.952
402	10	11	00	Materiales eléctricos	6.368.141	0	0	0	0	0	6.368.141
402	10	12	00	Materiales para instalaciones sanitarias	277.934	0	0	0	0	0	277.934
402	10	13	00	Materiales fotográficos	158.339	0	0	0	0	0	158.339
402	10	99	00	Otros productos y útiles diversos	1.825.960	0	0	0	0	0	1.825.960
402	99	00	00	Otros materiales y suministros	1.586.707	0	0	0	0	0	1.586.707
402	99	01	00	Otros materiales y suministros	1.586.707	0	0	0	0	0	1.586.707
403	**00**	**00**	**00**	**Servicios no personales**	**261.635.729**	**0**	**0**	**0**	**0**	**0**	**261.635.729**
403	01	00	00	Alquileres de inmuebles	2.395.209	0	0	0	0	0	2.395.209
403	01	01	00	Alquileres de edificios y locales	1.525.450	0	0	0	0	0	1.525.450
403	01	02	00	Alquileres de instalaciones culturales y recreativas	839.001	0	0	0	0	0	839.001
403	01	03	00	Alquileres de tierras y terrenos	30.758	0	0	0	0	0	30.758
403	02	00	00	Alquileres de maquinaria y equipos	11.022.308	0	0	0	0	0	11.022.308
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	2.053.888	0	0	0	0	0	2.053.888
403	02	99	00	Alquileres de otras maquinaria y equipos	8.968.420	0	0	0	0	0	8.968.420
403	03	00	00	Derechos sobre bienes intangibles	271.000	0	0	0	0	0	271.000
403	03	03	00	Paquetes y programas de computación	271.000	0	0	0	0	0	271.000
403	04	00	00	Servicios básicos	23.140.912	0	0	0	0	0	23.140.912
403	04	01	00	Electricidad	1.679.403	0	0	0	0	0	1.679.403
403	04	02	00	Gas	100.000	0	0	0	0	0	100.000
403	04	03	00	Agua	5.928	0	0	0	0	0	5.928
403	04	04	00	Teléfonos	6.179.733	0	0	0	0	0	6.179.733
403	04	05	00	Servicio de comunicaciones	7.703.041	0	0	0	0	0	7.703.041
403	04	06	00	Servicio de aseo urbano y domiciliario	457.784	0	0	0	0	0	457.784
403	04	07	00	Servicio de condominio	7.015.023	0	0	0	0	0	7.015.023
403	06	00	00	Servicios de transporte y almacenaje	489.161	0	0	0	0	0	489.161
403	06	01	00	Fletes y embalajes	62.991	0	0	0	0	0	62.991
403	06	02	00	Almacenaje	9.800	0	0	0	0	0	9.800
403	06	03	00	Estacionamiento	87.933	0	0	0	0	0	87.933

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	04	00	Peaje	3.355	0	0	0	0	0	3.355
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	325.082	0	0	0	0	0	325.082
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.982.255	0	0	0	0	0	7.982.255
403	07	01	00	Publicidad y propaganda	554.672	0	0	0	0	0	554.672
403	07	02	00	Imprenta y reproducción	3.872.072	0	0	0	0	0	3.872.072
403	07	03	00	Relaciones sociales	2.781.668	0	0	0	0	0	2.781.668
403	07	04	00	Avisos	773.843	0	0	0	0	0	773.843
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	4.869.002	0	0	0	0	0	4.869.002
403	08	01	00	Primas y gastos de seguros	4.815.800	0	0	0	0	0	4.815.800
403	08	02	00	Comisiones y gastos bancarios	41.232	0	0	0	0	0	41.232
403	08	03	00	Comisiones y gastos de adquisición de seguros	11.970	0	0	0	0	0	11.970
403	09	00	00	Viáticos y pasajes	9.993.149	0	0	0	0	0	9.993.149
403	09	01	00	Viáticos y pasajes dentro del país	7.187.560	0	0	0	0	0	7.187.560
403	09	02	00	Viáticos y pasajes fuera del país	2.775.735	0	0	0	0	0	2.775.735
403	09	03	00	Asignación por kilómetros recorridos	29.854	0	0	0	0	0	29.854
403	10	00	00	Servicios profesionales y técnicos	22.280.638	0	0	0	0	0	22.280.638
403	10	01	00	Servicios jurídicos	10.125	0	0	0	0	0	10.125
403	10	02	00	Servicios de contabilidad y auditoría	90.000	0	0	0	0	0	90.000
403	10	03	00	Servicios de procesamiento de datos	9.960.276	0	0	0	0	0	9.960.276
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.182.825	0	0	0	0	0	1.182.825
403	10	07	00	Servicios de capacitación y adiestramiento	5.589.083	0	0	0	0	0	5.589.083
403	10	09	00	Servicios de lavandería y tintorería	131.868	0	0	0	0	0	131.868
403	10	11	00	Servicios para la elaboración y suministro de comida	570.000	0	0	0	0	0	570.000
403	10	99	00	Otros servicios profesionales y técnicos	4.746.461	0	0	0	0	0	4.746.461
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	16.758.949	0	0	0	0	0	16.758.949
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	324.599	0	0	0	0	0	324.599
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	6.935.361	0	0	0	0	0	6.935.361
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	403.441	0	0	0	0	0	403.441
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.060.500	0	0	0	0	0	1.060.500
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	99.839	0	0	0	0	0	99.839

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.650.970	0	0	0	0	0	4.650.970
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	3.284.239	0	0	0	0	0	3.284.239
403	12	00	00	Conservación y reparaciones menores de obras	97.678.743	0	0	0	0	0	97.678.743
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	97.678.743	0	0	0	0	0	97.678.743
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	11.796.228	0	0	0	0	0	11.796.228
403	16	01	00	Servicios de diversión, esparcimiento y culturales	11.796.228	0	0	0	0	0	11.796.228
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	27.950	0	0	0	0	0	27.950
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	27.950	0	0	0	0	0	27.950
403	18	00	00	Impuestos indirectos	43.292.956	0	0	0	0	0	43.292.956
403	18	01	00	Impuesto al valor agregado	43.281.290	0	0	0	0	0	43.281.290
403	18	99	00	Otros impuestos indirectos	11.666	0	0	0	0	0	11.666
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	374.000	0	0	0	0	0	374.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	374.000	0	0	0	0	0	374.000
403	99	00	00	Otros servicios no personales	9.258.269	0	0	0	0	0	9.258.269
403	99	01	00	Otros servicios no personales	9.258.269	0	0	0	0	0	9.258.269
404	**00**	**00**	**00**	**Activos reales**	**80.709.570**	**0**	**0**	**0**	**0**	**0**	**80.709.570**
404	01	00	00	Repuestos y reparaciones mayores	3.038.749	0	0	0	0	0	3.038.749
404	01	01	00	Repuestos mayores	2.546.746	0	0	0	0	0	2.546.746
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	104.500	0	0	0	0	0	104.500
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	142.581	0	0	0	0	0	142.581
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	86.439	0	0	0	0	0	86.439
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	2.191.726	0	0	0	0	0	2.191.726
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	21.500	0	0	0	0	0	21.500
404	01	02	00	Reparaciones mayores de maquinaria y equipos	492.003	0	0	0	0	0	492.003
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	16.000	0	0	0	0	0	16.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	476.003	0	0	0	0	0	476.003
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.566.183	0	0	0	0	0	3.566.183
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	20.400	0	0	0	0	0	20.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.191.323	0	0	0	0	0	2.191.323
404	03	05	00	Maquinaria y equipos industriales y de taller	277.000	0	0	0	0	0	277.000
404	03	06	00	Maquinaria y equipos de energía	1.077.460	0	0	0	0	0	1.077.460
404	04	00	00	Equipos de transporte, tracción y elevación	2.034.466	0	0	0	0	0	2.034.466
404	04	01	00	Vehículos automotores terrestres	2.000.000	0	0	0	0	0	2.000.000
404	04	05	00	Vehículos de tracción no motorizados	7.000	0	0	0	0	0	7.000
404	04	99	00	Otros equipos de transporte, tracción y elevación	27.466	0	0	0	0	0	27.466
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.402.223	0	0	0	0	0	3.402.223
404	05	01	00	Equipos de telecomunicaciones	3.212.058	0	0	0	0	0	3.212.058
404	05	02	00	Equipos de señalamiento	3.060	0	0	0	0	0	3.060
404	05	04	00	Equipos de correo	22.800	0	0	0	0	0	22.800
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	164.305	0	0	0	0	0	164.305
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.203.000	0	0	0	0	0	1.203.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.203.000	0	0	0	0	0	1.203.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	3.512.670	0	0	0	0	0	3.512.670
404	07	01	00	Equipos científicos y de laboratorio	3.761	0	0	0	0	0	3.761
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.872.239	0	0	0	0	0	2.872.239
404	07	03	00	Obras de arte	30.000	0	0	0	0	0	30.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	514.830	0	0	0	0	0	514.830
404	07	06	00	Instrumentos musicales y equipos de audio	91.840	0	0	0	0	0	91.840
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	60.193.811	0	0	0	0	0	60.193.811
404	09	01	00	Mobiliario y equipos de oficina	4.342.173	0	0	0	0	0	4.342.173
404	09	02	00	Equipos de computación	42.546.679	0	0	0	0	0	42.546.679
404	09	03	00	Mobiliario y equipos de alojamiento	11.230.880	0	0	0	0	0	11.230.880
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.074.079	0	0	0	0	0	2.074.079
404	12	00	00	Activos intangibles	3.022.348	0	0	0	0	0	3.022.348
404	12	04	00	Paquetes y programas de computación	3.022.348	0	0	0	0	0	3.022.348
404	99	00	00	Otros activos reales	736.120	0	0	0	0	0	736.120
404	99	01	00	Otros activos reales	736.120	0	0	0	0	0	736.120
405	**00**	**00**	**00**	**Activos financieros**	**181.603.152**	**0**	**0**	**0**	**94.734.453**	**0**	**276.337.605**
405	01	00	00	Aportes en acciones y participaciones de capital	181.603.152	0	0	0	94.734.453	0	276.337.605

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
405	01	03	00	Aportes en acciones y participaciones de capital al sector externo	181.603.152	0	0	0	94.734.453	0	276.337.605
405	01	03	01	Aportes en acciones y participaciones de capital a organismos internacionales	181.603.152	0	0	0	94.734.453	0	276.337.605
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.603.180.356**	**0**	**0**	**0**	**150.000.000**	**0**	**3.753.180.356**
407	01	00	00	Transferencias y donaciones corrientes internas	3.520.441.856	0	0	0	150.000.000	0	3.670.441.856
407	01	01	00	Transferencias corrientes internas al sector privado	691.951.324	0	0	0	0	0	691.951.324
407	01	01	01	Pensiones del personal empleado, obrero y militar	48.818.888	0	0	0	0	0	48.818.888
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	135.677.484	0	0	0	0	0	135.677.484
407	01	01	04	Becas universitarias en el país	9.115.200	0	0	0	0	0	9.115.200
407	01	01	05	Becas de perfeccionamiento profesional en el país	381.770	0	0	0	0	0	381.770
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	15.877.807	0	0	0	0	0	15.877.807
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	21.958.398	0	0	0	0	0	21.958.398
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	46.505.053	0	0	0	0	0	46.505.053
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	49.910.859	0	0	0	0	0	49.910.859
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	43.161.382	0	0	0	0	0	43.161.382
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	61.700.783	0	0	0	0	0	61.700.783
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	144.317.268	0	0	0	0	0	144.317.268
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	114.526.432	0	0	0	0	0	114.526.432
407	01	02	00	Donaciones corrientes internas al sector privado	3.035.000	0	0	0	0	0	3.035.000
407	01	02	01	Donaciones corrientes a personas	3.035.000	0	0	0	0	0	3.035.000
407	01	03	00	Transferencias corrientes internas al sector público	2.821.760.644	0	0	0	150.000.000	0	2.971.760.644
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.482.661.145	0	0	0	50.000.000	0	2.532.661.145
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	92.806.973	0	0	0	0	0	92.806.973
407	01	03	10	Transferencias corrientes al Poder Estadal	246.292.526	0	0	0	100.000.000	0	346.292.526
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	1.153.035	0	0	0	0	0	1.153.035
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	322.071	0	0	0	0	0	322.071
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	549.037	0	0	0	0	0	549.037
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	1.059.722	0	0	0	0	0	1.059.722
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	611.023	0	0	0	0	0	611.023
407	02	00	00	Transferencias y donaciones corrientes al exterior	23.500	0	0	0	0	0	23.500
407	02	01	00	Transferencias corrientes al exterior	23.500	0	0	0	0	0	23.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	02	01	02	Transferencias corrientes a instituciones sin fines de lucro	23.500	0	0	0	0	0	23.500
407	03	00	00	Transferencias y donaciones de capital internas	2.715.000	0	0	0	0	0	2.715.000
407	03	03	00	Transferencias de capital internas al sector público	2.715.000	0	0	0	0	0	2.715.000
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	2.715.000	0	0	0	0	0	2.715.000
407	06	00	00	Subsidio de Régimen Especial	80.000.000	0	0	0	0	0	80.000.000
407	06	01	00	Subsidio de Régimen Especial	80.000.000	0	0	0	0	0	80.000.000
408	**00**	**00**	**00**	**Otros gastos**	**6.505.000**	**0**	**0**	**0**	**0**	**0**	**6.505.000**
408	05	00	00	Obligaciones en el ejercicio vigente	6.505.000	0	0	0	0	0	6.505.000
408	05	02	00	Devoluciones y reintegros diversos	6.500.000	0	0	0	0	0	6.500.000
408	05	03	00	Indemnizaciones diversas	5.000	0	0	0	0	0	5.000
409	**00**	**00**	**00**	**Asignaciones no distribuidas**	**20.000.000**	**0**	**0**	**0**	**0**	**0**	**20.000.000**
409	26	00	00	Asignaciones para atender gastos de los organismos del sector público	20.000.000	0	0	0	0	0	20.000.000
409	26	01	00	Asignaciones para atender gastos de los organismos del sector público	20.000.000	0	0	0	0	0	20.000.000
410	**00**	**00**	**00**	**Servicio de la deuda pública**	**28.893.968.119**	**0**	**25.820.049.409**	**0**	**0**	**0**	**54.714.017.528**
410	01	00	00	Servicio de la deuda pública interna a corto plazo	482.515.659	0	77.469.466	0	0	0	559.985.125
410	01	01	00	Servicio de la deuda pública interna a corto plazo de títulos y valores	482.515.659	0	77.469.466	0	0	0	559.985.125
410	01	01	07	Descuentos en colocación de letras del tesoro a corto plazo	482.515.659	0	77.469.466	0	0	0	559.985.125
410	02	00	00	Servicio de la deuda pública interna a largo plazo	14.927.296.753	0	16.549.351.187	0	0	0	31.476.647.940
410	02	01	00	Servicio de la deuda pública interna a largo plazo de títulos y valores	14.927.296.753	0	16.549.351.187	0	0	0	31.476.647.940
410	02	01	01	Amortización de la deuda pública interna a largo plazo de títulos y valores	0	0	7.304.822.338	0	0	0	7.304.822.338
410	02	01	03	Intereses de la deuda pública interna a largo plazo de títulos y valores	14.927.296.753	0	9.244.528.849	0	0	0	24.171.825.602
410	04	00	00	Servicio de la deuda pública externa a largo plazo	13.484.155.707	0	9.193.228.756	0	0	0	22.677.384.463
410	04	01	00	Servicio de la deuda pública externa a largo plazo de títulos y valores	12.872.583.173	0	7.205.111.602	0	0	0	20.077.694.775
410	04	01	01	Amortización de la deuda pública externa a largo plazo de títulos y valores	0	0	1.442.548.372	0	0	0	1.442.548.372
410	04	01	02	Intereses de la deuda pública externa a largo plazo de títulos y valores	12.419.745.425	0	5.428.490.154	0	0	0	17.848.235.579
410	04	01	04	Comisiones y otros gastos de la deuda pública externa a largo plazo de títulos y valores	452.837.748	0	334.073.076	0	0	0	786.910.824
410	04	02	00	Servicio de la deuda pública externa por préstamos a largo plazo	611.572.534	0	1.988.117.154	0	0	0	2.599.689.688
410	04	02	01	Amortización de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	0	0	392.997.603	0	0	0	392.997.603
410	04	02	02	Amortización de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	0	0	903.130.363	0	0	0	903.130.363
410	04	02	03	Amortización de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	0	0	302.497.804	0	0	0	302.497.804

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
410	04	02	04	Amortización de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo	0	0	5.963.979	0	0	0	5.963.979
410	04	02	05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	130.420.449	0	99.648.924	0	0	0	230.069.373
410	04	02	06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	352.053.589	0	245.467.249	0	0	0	597.520.838
410	04	02	07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	43.646.518	0	25.369.448	0	0	0	69.015.966
410	04	02	08	Intereses de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo	229.613	0	114.807	0	0	0	344.420
410	04	02	13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	70.076.970	0	3.108.781	0	0	0	73.185.751
410	04	02	14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	15.062.523	0	9.735.611	0	0	0	24.798.134
410	04	02	15	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	67.388	0	67.388	0	0	0	134.776
410	04	02	16	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo	15.484	0	15.197	0	0	0	30.681
411	**00**	**00**	**00**	**Disminución de pasivos**	**104.452.750**	**0**	**0**	**0**	**0**	**0**	**104.452.750**
411	11	00	00	Obligaciones de ejercicios anteriores	104.452.750	0	0	0	0	0	104.452.750
411	11	02	00	Devoluciones y reintegros diversos	24.102.000	0	0	0	0	0	24.102.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	80.350.750	0	0	0	0	0	80.350.750
				Totales	**34.354.375.066**	**0**	**25.820.049.409**	**0**	**244.734.453**	**0**	**60.419.158.928**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**101.626.310**	**0**	**0**	**0**	**0**	**0**	**101.626.310**
401	01	00	00	Sueldos, salarios y otras retribuciones	7.613.978	0	0	0	0	0	7.613.978
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.375.555	0	0	0	0	0	5.375.555
401	01	03	00	Suplencias a empleados	72.725	0	0	0	0	0	72.725
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.106.008	0	0	0	0	0	1.106.008
401	01	18	00	Remuneraciones al personal contratado	330.000	0	0	0	0	0	330.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	19.740	0	0	0	0	0	19.740
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	709.950	0	0	0	0	0	709.950
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.555.992	0	0	0	0	0	3.555.992
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.184.016	0	0	0	0	0	3.184.016
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	371.976	0	0	0	0	0	371.976
401	03	00	00	Primas	6.753.832	0	0	0	0	0	6.753.832
401	03	02	00	Primas de transporte a empleados	759.600	0	0	0	0	0	759.600
401	03	08	00	Primas de profesionalización a empleados	823.747	0	0	0	0	0	823.747
401	03	09	00	Primas por antigüedad a empleados	656.017	0	0	0	0	0	656.017
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.647.775	0	0	0	0	0	1.647.775
401	03	17	00	Primas de transporte a obreros	212.400	0	0	0	0	0	212.400
401	03	21	00	Primas por antigüedad a obreros	101.860	0	0	0	0	0	101.860
401	03	22	00	Primas de profesionalización a obreros	33.300	0	0	0	0	0	33.300
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.241.632	0	0	0	0	0	1.241.632
401	03	97	00	Otras primas a empleados	1.277.501	0	0	0	0	0	1.277.501
401	04	00	00	Complementos de sueldos y salarios	7.410.299	0	0	0	0	0	7.410.299
401	04	03	00	Complemento a empleados por gastos de alimentación	17.419	0	0	0	0	0	17.419
401	04	05	00	Complemento a empleados por gastos de representación	1.056	0	0	0	0	0	1.056
401	04	06	00	Complemento a empleados por comisión de servicios	23.148	0	0	0	0	0	23.148
401	04	08	00	Bono compensatorio de alimentación a empleados	2.983.186	0	0	0	0	0	2.983.186
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	15.811	0	0	0	0	0	15.811
401	04	17	00	Complemento a obreros por gastos de transporte	38.400	0	0	0	0	0	38.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	602.535	0	0	0	0	0	602.535
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	44.000	0	0	0	0	0	44.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	425.202	0	0	0	0	0	425.202
401	04	97	00	Otros complementos a obreros	3.259.542	0	0	0	0	0	3.259.542
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	12.385.001	0	0	0	0	0	12.385.001
401	05	01	00	Aguinaldos a empleados	8.121.642	0	0	0	0	0	8.121.642
401	05	03	00	Bono vacacional a empleados	1.428.464	0	0	0	0	0	1.428.464
401	05	04	00	Aguinaldos a obreros	1.000.884	0	0	0	0	0	1.000.884
401	05	06	00	Bono vacacional a obreros	199.729	0	0	0	0	0	199.729
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.249.744	0	0	0	0	0	1.249.744
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	384.538	0	0	0	0	0	384.538
401	06	00	00	Aportes patronales y legales	5.066.941	0	0	0	0	0	5.066.941
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.066.159	0	0	0	0	0	3.066.159
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	386.667	0	0	0	0	0	386.667
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	591.274	0	0	0	0	0	591.274
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	257.662	0	0	0	0	0	257.662
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	162.895	0	0	0	0	0	162.895
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	54.248	0	0	0	0	0	54.248
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	30.769	0	0	0	0	0	30.769
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	36.165	0	0	0	0	0	36.165
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	259.114	0	0	0	0	0	259.114
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	103.826	0	0	0	0	0	103.826
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	69.217	0	0	0	0	0	69.217
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	48.945	0	0	0	0	0	48.945
401	07	00	00	Asistencia socio-económica	23.787.262	0	0	0	0	0	23.787.262
401	07	01	00	Capacitación y adiestramiento a empleados	77.000	0	0	0	0	0	77.000
401	07	02	00	Becas a empleados	570.400	0	0	0	0	0	570.400
401	07	03	00	Ayudas por matrimonio a empleados	3.000	0	0	0	0	0	3.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	3.000	0	0	0	0	0	3.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.003.204	0	0	0	0	0	6.003.204
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	10.645.200	0	0	0	0	0	10.645.200
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	455.400	0	0	0	0	0	455.400
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	258.843	0	0	0	0	0	258.843
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	289.800	0	0	0	0	0	289.800
401	07	17	00	Capacitación y adiestramiento a obreros	22.000	0	0	0	0	0	22.000
401	07	18	00	Becas a obreros	289.650	0	0	0	0	0	289.650
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	0	1.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	683.890	0	0	0	0	0	683.890
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	2.402.846	0	0	0	0	0	2.402.846
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	124.800	0	0	0	0	0	124.800
401	07	26	00	Dotación de uniformes a obreros	173.021	0	0	0	0	0	173.021
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	38.500	0	0	0	0	0	38.500
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	75.800	0	0	0	0	0	75.800
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.568.908	0	0	0	0	0	1.568.908
401	07	96	00	Otras subvenciones a empleados	100.000	0	0	0	0	0	100.000
401	08	00	00	Prestaciones sociales e indemnizaciones	12.988.397	0	0	0	0	0	12.988.397
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	10.028.117	0	0	0	0	0	10.028.117
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.432.816	0	0	0	0	0	1.432.816
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.527.464	0	0	0	0	0	1.527.464
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	1.153.609	0	0	0	0	0	1.153.609
401	96	00	00	Otros gastos del personal empleado	20.910.999	0	0	0	0	0	20.910.999
401	96	01	00	Otros gastos del personal empleado	20.910.999	0	0	0	0	0	20.910.999
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.781.683**	**0**	**0**	**0**	**0**	**0**	**1.781.683**
402	01	00	00	Productos alimenticios y agropecuarios	191.704	0	0	0	0	0	191.704
402	01	01	00	Alimentos y bebidas para personas	191.504	0	0	0	0	0	191.504

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	03	00	Productos agrícolas y pecuarios	200	0	0	0	0	0	200
402	03	00	00	Textiles y vestuarios	101.000	0	0	0	0	0	101.000
402	03	01	00	Textiles	1.000	0	0	0	0	0	1.000
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	0	100.000
402	04	00	00	Productos de cuero y caucho	103.600	0	0	0	0	0	103.600
402	04	02	00	Productos de cuero y sucedáneos del cuero	80.000	0	0	0	0	0	80.000
402	04	03	00	Cauchos y tripas para vehículos	23.600	0	0	0	0	0	23.600
402	05	00	00	Productos de papel, cartón e impresos	448.920	0	0	0	0	0	448.920
402	05	01	00	Pulpa de madera, papel y cartón	120.000	0	0	0	0	0	120.000
402	05	02	00	Envases y cajas de papel y cartón	12.400	0	0	0	0	0	12.400
402	05	03	00	Productos de papel y cartón para oficina	103.911	0	0	0	0	0	103.911
402	05	04	00	Libros, revistas y periódicos	50.609	0	0	0	0	0	50.609
402	05	05	00	Material de enseñanza	2.000	0	0	0	0	0	2.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	160.000	0	0	0	0	0	160.000
402	06	00	00	Productos químicos y derivados	72.020	0	0	0	0	0	72.020
402	06	02	00	Abonos, plaguicidas y otros	100	0	0	0	0	0	100
402	06	03	00	Tintas, pinturas y colorantes	46.800	0	0	0	0	0	46.800
402	06	04	00	Productos farmacéuticos y medicamentos	120	0	0	0	0	0	120
402	06	05	00	Productos de tocador	3.000	0	0	0	0	0	3.000
402	06	06	00	Combustibles y lubricantes	3.000	0	0	0	0	0	3.000
402	06	08	00	Productos plásticos	15.000	0	0	0	0	0	15.000
402	06	99	00	Otros productos de la industria química y conexos	4.000	0	0	0	0	0	4.000
402	07	00	00	Productos minerales no metálicos	2.000	0	0	0	0	0	2.000
402	07	02	00	Vidrios y productos de vidrio	1.000	0	0	0	0	0	1.000
402	07	99	00	Otros productos minerales no metálicos	1.000	0	0	0	0	0	1.000
402	08	00	00	Productos metálicos	20.135	0	0	0	0	0	20.135
402	08	01	00	Productos primarios de hierro y acero	2.500	0	0	0	0	0	2.500
402	08	02	00	Productos de metales no ferrosos	6.000	0	0	0	0	0	6.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.475	0	0	0	0	0	1.475

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	04	00	Productos metálicos estructurales	2.000	0	0	0	0	0	2.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	660	0	0	0	0	0	660
402	08	10	00	Repuestos y accesorios para otros equipos	4.500	0	0	0	0	0	4.500
402	08	99	00	Otros productos metálicos	3.000	0	0	0	0	0	3.000
402	09	00	00	Productos de madera	6.600	0	0	0	0	0	6.600
402	09	01	00	Productos primarios de madera	6.600	0	0	0	0	0	6.600
402	10	00	00	Productos varios y útiles diversos	792.769	0	0	0	0	0	792.769
402	10	01	00	Artículos de deporte, recreación y juguetes	161.429	0	0	0	0	0	161.429
402	10	02	00	Materiales y útiles de limpieza y aseo	1.100	0	0	0	0	0	1.100
402	10	03	00	Utensilios de cocina y comedor	8.240	0	0	0	0	0	8.240
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	17.000	0	0	0	0	0	17.000
402	10	06	00	Condecoraciones, ofrendas y similares	78.504	0	0	0	0	0	78.504
402	10	07	00	Productos de seguridad en el trabajo	600	0	0	0	0	0	600
402	10	08	00	Materiales para equipos de computación	320.000	0	0	0	0	0	320.000
402	10	09	00	Especies timbradas y valores	360	0	0	0	0	0	360
402	10	11	00	Materiales eléctricos	20.436	0	0	0	0	0	20.436
402	10	12	00	Materiales para instalaciones sanitarias	5.100	0	0	0	0	0	5.100
402	10	99	00	Otros productos y útiles diversos	180.000	0	0	0	0	0	180.000
402	99	00	00	Otros materiales y suministros	42.935	0	0	0	0	0	42.935
402	99	01	00	Otros materiales y suministros	42.935	0	0	0	0	0	42.935
403	**00**	**00**	**00**	**Servicios no personales**	**6.655.564**	**0**	**0**	**0**	**0**	**0**	**6.655.564**
403	01	00	00	Alquileres de inmuebles	10.000	0	0	0	0	0	10.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	10.000	0	0	0	0	0	10.000
403	02	00	00	Alquileres de maquinaria y equipos	767.800	0	0	0	0	0	767.800
403	02	99	00	Alquileres de otras maquinaria y equipos	767.800	0	0	0	0	0	767.800
403	04	00	00	Servicios básicos	980.210	0	0	0	0	0	980.210
403	04	01	00	Electricidad	174.403	0	0	0	0	0	174.403
403	04	04	00	Teléfonos	253.000	0	0	0	0	0	253.000
403	04	05	00	Servicio de comunicaciones	319.000	0	0	0	0	0	319.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	06	00	Servicio de aseo urbano y domiciliario	23.784	0	0	0	0	0	23.784
403	04	07	00	Servicio de condominio	210.023	0	0	0	0	0	210.023
403	06	00	00	Servicios de transporte y almacenaje	31.860	0	0	0	0	0	31.860
403	06	01	00	Fletes y embalajes	2.000	0	0	0	0	0	2.000
403	06	03	00	Estacionamiento	17.280	0	0	0	0	0	17.280
403	06	04	00	Peaje	100	0	0	0	0	0	100
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	12.480	0	0	0	0	0	12.480
403	07	00	00	Servicios de información, impresión y relaciones públicas	234.411	0	0	0	0	0	234.411
403	07	02	00	Imprenta y reproducción	30.680	0	0	0	0	0	30.680
403	07	03	00	Relaciones sociales	173.175	0	0	0	0	0	173.175
403	07	04	00	Avisos	30.556	0	0	0	0	0	30.556
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	95.800	0	0	0	0	0	95.800
403	08	01	00	Primas y gastos de seguros	90.800	0	0	0	0	0	90.800
403	08	02	00	Comisiones y gastos bancarios	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	124.750	0	0	0	0	0	124.750
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	09	02	00	Viáticos y pasajes fuera del país	54.750	0	0	0	0	0	54.750
403	09	03	00	Asignación por kilómetros recorridos	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	1.427.537	0	0	0	0	0	1.427.537
403	10	03	00	Servicios de procesamiento de datos	777.396	0	0	0	0	0	777.396
403	10	07	00	Servicios de capacitación y adiestramiento	354.641	0	0	0	0	0	354.641
403	10	09	00	Servicios de lavandería y tintorería	500	0	0	0	0	0	500
403	10	11	00	Servicios para la elaboración y suministro de comida	150.000	0	0	0	0	0	150.000
403	10	99	00	Otros servicios profesionales y técnicos	145.000	0	0	0	0	0	145.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	327.380	0	0	0	0	0	327.380
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	134.965	0	0	0	0	0	134.965
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	154.415	0	0	0	0	0	154.415
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	8.000	0	0	0	0	0	8.000
403	12	00	00	Conservación y reparaciones menores de obras	426.968	0	0	0	0	0	426.968
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	426.968	0	0	0	0	0	426.968
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	916.347	0	0	0	0	0	916.347
403	16	01	00	Servicios de diversión, esparcimiento y culturales	916.347	0	0	0	0	0	916.347
403	18	00	00	Impuestos indirectos	924.584	0	0	0	0	0	924.584
403	18	01	00	Impuesto al valor agregado	924.584	0	0	0	0	0	924.584
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	124.000	0	0	0	0	0	124.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	124.000	0	0	0	0	0	124.000
403	99	00	00	Otros servicios no personales	258.917	0	0	0	0	0	258.917
403	99	01	00	Otros servicios no personales	258.917	0	0	0	0	0	258.917
404	**00**	**00**	**00**	**Activos reales**	**1.168.000**	**0**	**0**	**0**	**0**	**0**	**1.168.000**
404	01	00	00	Repuestos y reparaciones mayores	87.500	0	0	0	0	0	87.500
404	01	01	00	Repuestos mayores	71.500	0	0	0	0	0	71.500
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	21.500	0	0	0	0	0	21.500
404	01	02	00	Reparaciones mayores de maquinaria y equipos	16.000	0	0	0	0	0	16.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	16.000	0	0	0	0	0	16.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	13.000	0	0	0	0	0	13.000
404	05	01	00	Equipos de telecomunicaciones	13.000	0	0	0	0	0	13.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	20.421	0	0	0	0	0	20.421
404	07	01	00	Equipos científicos y de laboratorio	1.721	0	0	0	0	0	1.721
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.450	0	0	0	0	0	10.450
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	8.250	0	0	0	0	0	8.250
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	944.079	0	0	0	0	0	944.079

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11 **PRESUPUESTO:** **2012**

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	130.000	0	0	0	0	0	130.000
404	09	02	00	Equipos de computación	779.328	0	0	0	0	0	779.328
404	09	03	00	Mobiliario y equipos de alojamiento	21.352	0	0	0	0	0	21.352
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	13.399	0	0	0	0	0	13.399
404	12	00	00	Activos intangibles	103.000	0	0	0	0	0	103.000
404	12	04	00	Paquetes y programas de computación	103.000	0	0	0	0	0	103.000
				Totales	**111.231.557**	**0**	**0**	**0**	**0**	**0**	**111.231.557**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO

META: 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600032001 PERFECCIONAMIENTO DE LOS MODELOS ECONÓMICOS-FINANCIEROS Y PROYECCIONES FISCALES

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1.242

RESPONSABLE/EJECUTOR: DIRECCIONES GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.669.949**	**0**	**0**	**0**	**0**	0	**7.669.949**
401	01	00	00	Sueldos, salarios y otras retribuciones	509.294	0	0	0	0	0	509.294
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	418.503	0	0	0	0	0	418.503
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	90.791	0	0	0	0	0	90.791
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	266.422	0	0	0	0	0	266.422
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	266.422	0	0	0	0	0	266.422
401	03	00	00	Primas	646.161	0	0	0	0	0	646.161
401	03	02	00	Primas de transporte a empleados	57.600	0	0	0	0	0	57.600
401	03	08	00	Primas de profesionalización a empleados	64.530	0	0	0	0	0	64.530
401	03	09	00	Primas por antigüedad a empleados	47.966	0	0	0	0	0	47.966
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	215.921	0	0	0	0	0	215.921
401	03	95	00	Otras primas al personal de alto nivel y de dirección	166.079	0	0	0	0	0	166.079
401	03	97	00	Otras primas a empleados	94.065	0	0	0	0	0	94.065
401	04	00	00	Complementos de sueldos y salarios	274.738	0	0	0	0	0	274.738
401	04	03	00	Complemento a empleados por gastos de alimentación	8.580	0	0	0	0	0	8.580
401	04	08	00	Bono compensatorio de alimentación a empleados	211.438	0	0	0	0	0	211.438
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	54.720	0	0	0	0	0	54.720
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	962.764	0	0	0	0	0	962.764
401	05	01	00	Aguinaldos a empleados	650.781	0	0	0	0	0	650.781
401	05	03	00	Bono vacacional a empleados	97.989	0	0	0	0	0	97.989
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	163.642	0	0	0	0	0	163.642
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	50.352	0	0	0	0	0	50.352
401	06	00	00	Aportes patronales y legales	389.940	0	0	0	0	0	389.940
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	234.726	0	0	0	0	0	234.726

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600032001 PERFECCIONAMIENTO DE LOS MODELOS ECONÓMICOS-FINANCIEROS Y PROYECCIONES FISCALES

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1.242

RESPONSABLE/EJECUTOR: DIRECCIONES GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	29.082	0	0	0	0	0	29.082
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	44.337	0	0	0	0	0	44.337
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	19.386	0	0	0	0	0	19.386
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	33.434	0	0	0	0	0	33.434
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	13.595	0	0	0	0	0	13.595
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	9.064	0	0	0	0	0	9.064
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	6.316	0	0	0	0	0	6.316
401	07	00	00	Asistencia socio-económica	683.209	0	0	0	0	0	683.209
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	471.901	0	0	0	0	0	471.901
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	5.875	0	0	0	0	0	5.875
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	205.433	0	0	0	0	0	205.433
401	08	00	00	Prestaciones sociales e indemnizaciones	1.207.066	0	0	0	0	0	1.207.066
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.007.060	0	0	0	0	0	1.007.060
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	200.006	0	0	0	0	0	200.006
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	151.054	0	0	0	0	0	151.054
401	96	00	00	Otros gastos del personal empleado	2.579.301	0	0	0	0	0	2.579.301
401	96	01	00	Otros gastos del personal empleado	2.579.301	0	0	0	0	0	2.579.301
403	**00**	**00**	**00**	**Servicios no personales**	**24.047**	**0**	**0**	**0**	**0**	0	**24.047**
403	10	00	00	Servicios profesionales y técnicos	18.047	0	0	0	0	0	18.047
403	10	07	00	Servicios de capacitación y adiestramiento	18.047	0	0	0	0	0	18.047
403	18	00	00	Impuestos indirectos	2.000	0	0	0	0	0	2.000
403	18	01	00	Impuesto al valor agregado	2.000	0	0	0	0	0	2.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.000	0	0	0	0	0	4.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600032001 PERFECCIONAMIENTO DE LOS MODELOS ECONÓMICOS-FINANCIEROS Y PROYECCIONES FISCALES

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1.242

RESPONSABLE/EJECUTOR: DIRECCIONES GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.000	0	0	0	0	0	4.000
				Totales	**7.693.996**	**0**	**0**	**0**	**0**	0	**7.693.996**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600032002 MEJORAMIENTO DEL PROCESO PRESUPUESTARIO EN EL CONTEXTO DE LA TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 27.318

RESPONSABLE/EJECUTOR: DIRECCIONES GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**57.888.759**	**0**	**0**	**0**	**0**	0	**57.888.759**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.769.002	0	0	0	0	0	4.769.002
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.159.064	0	0	0	0	0	4.159.064
401	01	03	00	Suplencias a empleados	72.725	0	0	0	0	0	72.725
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	537.213	0	0	0	0	0	537.213
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.573.239	0	0	0	0	0	2.573.239
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.573.239	0	0	0	0	0	2.573.239
401	03	00	00	Primas	4.942.234	0	0	0	0	0	4.942.234
401	03	02	00	Primas de transporte a empleados	604.800	0	0	0	0	0	604.800
401	03	08	00	Primas de profesionalización a empleados	646.283	0	0	0	0	0	646.283
401	03	09	00	Primas por antigüedad a empleados	525.444	0	0	0	0	0	525.444
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.253.849	0	0	0	0	0	1.253.849
401	03	95	00	Otras primas al personal de alto nivel y de dirección	962.874	0	0	0	0	0	962.874
401	03	97	00	Otras primas a empleados	948.984	0	0	0	0	0	948.984
401	04	00	00	Complementos de sueldos y salarios	2.700.620	0	0	0	0	0	2.700.620
401	04	03	00	Complemento a empleados por gastos de alimentación	7.535	0	0	0	0	0	7.535
401	04	08	00	Bono compensatorio de alimentación a empleados	2.364.765	0	0	0	0	0	2.364.765
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	328.320	0	0	0	0	0	328.320
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.817.171	0	0	0	0	0	8.817.171
401	05	01	00	Aguinaldos a empleados	6.428.597	0	0	0	0	0	6.428.597
401	05	03	00	Bono vacacional a empleados	1.135.543	0	0	0	0	0	1.135.543
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	958.200	0	0	0	0	0	958.200
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	294.831	0	0	0	0	0	294.831
401	06	00	00	Aportes patronales y legales	3.822.257	0	0	0	0	0	3.822.257

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600032002 MEJORAMIENTO DEL PROCESO PRESUPUESTARIO EN EL CONTEXTO DE LA TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 27.318

RESPONSABLE/EJECUTOR: DIRECCIONES GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.475.593	0	0	0	0	0	2.475.593
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	304.730	0	0	0	0	0	304.730
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	467.611	0	0	0	0	0	467.611
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	203.153	0	0	0	0	0	203.153
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	200.604	0	0	0	0	0	200.604
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	79.605	0	0	0	0	0	79.605
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	53.069	0	0	0	0	0	53.069
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	37.892	0	0	0	0	0	37.892
401	07	00	00	Asistencia socio-económica	6.183.931	0	0	0	0	0	6.183.931
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.797.441	0	0	0	0	0	4.797.441
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	183.581	0	0	0	0	0	183.581
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.202.909	0	0	0	0	0	1.202.909
401	08	00	00	Prestaciones sociales e indemnizaciones	8.608.192	0	0	0	0	0	8.608.192
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	7.437.059	0	0	0	0	0	7.437.059
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.171.133	0	0	0	0	0	1.171.133
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	884.492	0	0	0	0	0	884.492
401	96	00	00	Otros gastos del personal empleado	14.587.621	0	0	0	0	0	14.587.621
401	96	01	00	Otros gastos del personal empleado	14.587.621	0	0	0	0	0	14.587.621
403	**00**	**00**	**00**	**Servicios no personales**	**78.611**	**0**	**0**	**0**	**0**	0	**78.611**
403	10	00	00	Servicios profesionales y técnicos	38.611	0	0	0	0	0	38.611
403	10	07	00	Servicios de capacitación y adiestramiento	38.611	0	0	0	0	0	38.611
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600032002 MEJORAMIENTO DEL PROCESO PRESUPUESTARIO EN EL CONTEXTO DE LA TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 27.318

RESPONSABLE/EJECUTOR: DIRECCIONES GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	35.000	0	0	0	0	0	35.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	35.000	0	0	0	0	0	35.000
				Totales	**57.967.370**	**0**	**0**	**0**	**0**	0	**57.967.370**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600032003 CONSOLIDACIÓN DEL PROGRAMA NACIONAL DE FORTALECIMIENTO INSTITUCIONAL, CAPACITACIÓN Y ASISTENCIA TÉCNICA EN PRESUPUESTO POR PROYECTOS Y ACCIONES CENTRALIZADAS

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 2.734

RESPONSABLE/EJECUTOR: DIRECCIONES GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**162.392**	**0**	**0**	**0**	**0**	0	**162.392**
403	10	00	00	Servicios profesionales y técnicos	144.993	0	0	0	0	0	144.993
403	10	07	00	Servicios de capacitación y adiestramiento	144.993	0	0	0	0	0	144.993
403	18	00	00	Impuestos indirectos	17.399	0	0	0	0	0	17.399
403	18	01	00	Impuesto al valor agregado	17.399	0	0	0	0	0	17.399
				Totales	**162.392**	**0**	**0**	**0**	**0**	0	**162.392**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600032004 GESTIÓN ADMINISTRATIVA Y FINANCIERA DE LOS RECURSOS DEL PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 271

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**36.067.602**	**0**	**0**	**0**	**0**	0	**36.067.602**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.335.682	0	0	0	0	0	2.335.682
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	797.988	0	0	0	0	0	797.988
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.106.008	0	0	0	0	0	1.106.008
401	01	18	00	Remuneraciones al personal contratado	330.000	0	0	0	0	0	330.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	19.740	0	0	0	0	0	19.740
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	81.946	0	0	0	0	0	81.946
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	716.331	0	0	0	0	0	716.331
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	344.355	0	0	0	0	0	344.355
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	371.976	0	0	0	0	0	371.976
401	03	00	00	Primas	1.165.437	0	0	0	0	0	1.165.437
401	03	02	00	Primas de transporte a empleados	97.200	0	0	0	0	0	97.200
401	03	08	00	Primas de profesionalización a empleados	112.934	0	0	0	0	0	112.934
401	03	09	00	Primas por antigüedad a empleados	82.607	0	0	0	0	0	82.607
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	178.005	0	0	0	0	0	178.005
401	03	17	00	Primas de transporte a obreros	212.400	0	0	0	0	0	212.400
401	03	21	00	Primas por antigüedad a obreros	101.860	0	0	0	0	0	101.860
401	03	22	00	Primas de profesionalización a obreros	33.300	0	0	0	0	0	33.300
401	03	95	00	Otras primas al personal de alto nivel y de dirección	112.679	0	0	0	0	0	112.679
401	03	97	00	Otras primas a empleados	234.452	0	0	0	0	0	234.452
401	04	00	00	Complementos de sueldos y salarios	4.434.941	0	0	0	0	0	4.434.941
401	04	03	00	Complemento a empleados por gastos de alimentación	1.304	0	0	0	0	0	1.304
401	04	05	00	Complemento a empleados por gastos de representación	1.056	0	0	0	0	0	1.056
401	04	06	00	Complemento a empleados por comisión de servicios	23.148	0	0	0	0	0	23.148

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600032004 GESTIÓN ADMINISTRATIVA Y FINANCIERA DE LOS RECURSOS DEL PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 271

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	406.983	0	0	0	0	0	406.983
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	15.811	0	0	0	0	0	15.811
401	04	17	00	Complemento a obreros por gastos de transporte	38.400	0	0	0	0	0	38.400
401	04	18	00	Bono compensatorio de alimentación a obreros	602.535	0	0	0	0	0	602.535
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	44.000	0	0	0	0	0	44.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	42.162	0	0	0	0	0	42.162
401	04	97	00	Otros complementos a obreros	3.259.542	0	0	0	0	0	3.259.542
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.605.066	0	0	0	0	0	2.605.066
401	05	01	00	Aguinaldos a empleados	1.042.264	0	0	0	0	0	1.042.264
401	05	03	00	Bono vacacional a empleados	194.932	0	0	0	0	0	194.932
401	05	04	00	Aguinaldos a obreros	1.000.884	0	0	0	0	0	1.000.884
401	05	06	00	Bono vacacional a obreros	199.729	0	0	0	0	0	199.729
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	127.902	0	0	0	0	0	127.902
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	39.355	0	0	0	0	0	39.355
401	06	00	00	Aportes patronales y legales	854.744	0	0	0	0	0	854.744
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	355.840	0	0	0	0	0	355.840
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	52.855	0	0	0	0	0	52.855
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	79.326	0	0	0	0	0	79.326
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	35.123	0	0	0	0	0	35.123
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	162.895	0	0	0	0	0	162.895
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	54.248	0	0	0	0	0	54.248
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	30.769	0	0	0	0	0	30.769
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	36.165	0	0	0	0	0	36.165
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	25.076	0	0	0	0	0	25.076

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600032004 GESTIÓN ADMINISTRATIVA Y FINANCIERA DE LOS RECURSOS DEL PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 271

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	10.626	0	0	0	0	0	10.626
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	7.084	0	0	0	0	0	7.084
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	4.737	0	0	0	0	0	4.737
401	07	00	00	Asistencia socio-económica	16.920.122	0	0	0	0	0	16.920.122
401	07	01	00	Capacitación y adiestramiento a empleados	77.000	0	0	0	0	0	77.000
401	07	02	00	Becas a empleados	570.400	0	0	0	0	0	570.400
401	07	03	00	Ayudas por matrimonio a empleados	3.000	0	0	0	0	0	3.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	3.000	0	0	0	0	0	3.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	733.862	0	0	0	0	0	733.862
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	10.645.200	0	0	0	0	0	10.645.200
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	455.400	0	0	0	0	0	455.400
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	69.387	0	0	0	0	0	69.387
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	289.800	0	0	0	0	0	289.800
401	07	17	00	Capacitación y adiestramiento a obreros	22.000	0	0	0	0	0	22.000
401	07	18	00	Becas a obreros	289.650	0	0	0	0	0	289.650
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	0	1.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	683.890	0	0	0	0	0	683.890
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	2.402.846	0	0	0	0	0	2.402.846
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	124.800	0	0	0	0	0	124.800
401	07	26	00	Dotación de uniformes a obreros	173.021	0	0	0	0	0	173.021
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	38.500	0	0	0	0	0	38.500
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	75.800	0	0	0	0	0	75.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600032004 GESTIÓN ADMINISTRATIVA Y FINANCIERA DE LOS RECURSOS DEL PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 271

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	160.566	0	0	0	0	0	160.566
401	07	96	00	Otras subvenciones a empleados	100.000	0	0	0	0	0	100.000
401	08	00	00	Prestaciones sociales e indemnizaciones	3.173.139	0	0	0	0	0	3.173.139
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.583.998	0	0	0	0	0	1.583.998
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.432.816	0	0	0	0	0	1.432.816
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	156.325	0	0	0	0	0	156.325
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	118.063	0	0	0	0	0	118.063
401	96	00	00	Otros gastos del personal empleado	3.744.077	0	0	0	0	0	3.744.077
401	96	01	00	Otros gastos del personal empleado	3.744.077	0	0	0	0	0	3.744.077
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.781.683**	**0**	**0**	**0**	**0**	0	**1.781.683**
402	01	00	00	Productos alimenticios y agropecuarios	191.704	0	0	0	0	0	191.704
402	01	01	00	Alimentos y bebidas para personas	191.504	0	0	0	0	0	191.504
402	01	03	00	Productos agrícolas y pecuarios	200	0	0	0	0	0	200
402	03	00	00	Textiles y vestuarios	101.000	0	0	0	0	0	101.000
402	03	01	00	Textiles	1.000	0	0	0	0	0	1.000
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	0	100.000
402	04	00	00	Productos de cuero y caucho	103.600	0	0	0	0	0	103.600
402	04	02	00	Productos de cuero y sucedáneos del cuero	80.000	0	0	0	0	0	80.000
402	04	03	00	Cauchos y tripas para vehículos	23.600	0	0	0	0	0	23.600
402	05	00	00	Productos de papel, cartón e impresos	448.920	0	0	0	0	0	448.920
402	05	01	00	Pulpa de madera, papel y cartón	120.000	0	0	0	0	0	120.000
402	05	02	00	Envases y cajas de papel y cartón	12.400	0	0	0	0	0	12.400
402	05	03	00	Productos de papel y cartón para oficina	103.911	0	0	0	0	0	103.911
402	05	04	00	Libros, revistas y periódicos	50.609	0	0	0	0	0	50.609

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600032004 GESTIÓN ADMINISTRATIVA Y FINANCIERA DE LOS RECURSOS DEL PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 271

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	05	00	Material de enseñanza	2.000	0	0	0	0	0	2.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	160.000	0	0	0	0	0	160.000
402	06	00	00	Productos químicos y derivados	72.020	0	0	0	0	0	72.020
402	06	02	00	Abonos, plaguicidas y otros	100	0	0	0	0	0	100
402	06	03	00	Tintas, pinturas y colorantes	46.800	0	0	0	0	0	46.800
402	06	04	00	Productos farmacéuticos y medicamentos	120	0	0	0	0	0	120
402	06	05	00	Productos de tocador	3.000	0	0	0	0	0	3.000
402	06	06	00	Combustibles y lubricantes	3.000	0	0	0	0	0	3.000
402	06	08	00	Productos plásticos	15.000	0	0	0	0	0	15.000
402	06	99	00	Otros productos de la industria química y conexos	4.000	0	0	0	0	0	4.000
402	07	00	00	Productos minerales no metálicos	2.000	0	0	0	0	0	2.000
402	07	02	00	Vidrios y productos de vidrio	1.000	0	0	0	0	0	1.000
402	07	99	00	Otros productos minerales no metálicos	1.000	0	0	0	0	0	1.000
402	08	00	00	Productos metálicos	20.135	0	0	0	0	0	20.135
402	08	01	00	Productos primarios de hierro y acero	2.500	0	0	0	0	0	2.500
402	08	02	00	Productos de metales no ferrosos	6.000	0	0	0	0	0	6.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.475	0	0	0	0	0	1.475
402	08	04	00	Productos metálicos estructurales	2.000	0	0	0	0	0	2.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	660	0	0	0	0	0	660
402	08	10	00	Repuestos y accesorios para otros equipos	4.500	0	0	0	0	0	4.500
402	08	99	00	Otros productos metálicos	3.000	0	0	0	0	0	3.000
402	09	00	00	Productos de madera	6.600	0	0	0	0	0	6.600
402	09	01	00	Productos primarios de madera	6.600	0	0	0	0	0	6.600
402	10	00	00	Productos varios y útiles diversos	792.769	0	0	0	0	0	792.769

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600032004 GESTIÓN ADMINISTRATIVA Y FINANCIERA DE LOS RECURSOS DEL PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 271

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	01	00	Artículos de deporte, recreación y juguetes	161.429	0	0	0	0	0	161.429
402	10	02	00	Materiales y útiles de limpieza y aseo	1.100	0	0	0	0	0	1.100
402	10	03	00	Utensilios de cocina y comedor	8.240	0	0	0	0	0	8.240
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	17.000	0	0	0	0	0	17.000
402	10	06	00	Condecoraciones, ofrendas y similares	78.504	0	0	0	0	0	78.504
402	10	07	00	Productos de seguridad en el trabajo	600	0	0	0	0	0	600
402	10	08	00	Materiales para equipos de computación	320.000	0	0	0	0	0	320.000
402	10	09	00	Especies timbradas y valores	360	0	0	0	0	0	360
402	10	11	00	Materiales eléctricos	20.436	0	0	0	0	0	20.436
402	10	12	00	Materiales para instalaciones sanitarias	5.100	0	0	0	0	0	5.100
402	10	99	00	Otros productos y útiles diversos	180.000	0	0	0	0	0	180.000
402	99	00	00	Otros materiales y suministros	42.935	0	0	0	0	0	42.935
402	99	01	00	Otros materiales y suministros	42.935	0	0	0	0	0	42.935
403	**00**	**00**	**00**	**Servicios no personales**	**6.390.514**	**0**	**0**	**0**	**0**	0	**6.390.514**
403	01	00	00	Alquileres de inmuebles	10.000	0	0	0	0	0	10.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	10.000	0	0	0	0	0	10.000
403	02	00	00	Alquileres de maquinaria y equipos	767.800	0	0	0	0	0	767.800
403	02	99	00	Alquileres de otras maquinaria y equipos	767.800	0	0	0	0	0	767.800
403	04	00	00	Servicios básicos	980.210	0	0	0	0	0	980.210
403	04	01	00	Electricidad	174.403	0	0	0	0	0	174.403
403	04	04	00	Teléfonos	253.000	0	0	0	0	0	253.000
403	04	05	00	Servicio de comunicaciones	319.000	0	0	0	0	0	319.000
403	04	06	00	Servicio de aseo urbano y domiciliario	23.784	0	0	0	0	0	23.784
403	04	07	00	Servicio de condominio	210.023	0	0	0	0	0	210.023

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600032004 GESTIÓN ADMINISTRATIVA Y FINANCIERA DE LOS RECURSOS DEL PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 271

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	31.860	0	0	0	0	0	31.860
403	06	01	00	Fletes y embalajes	2.000	0	0	0	0	0	2.000
403	06	03	00	Estacionamiento	17.280	0	0	0	0	0	17.280
403	06	04	00	Peaje	100	0	0	0	0	0	100
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	12.480	0	0	0	0	0	12.480
403	07	00	00	Servicios de información, impresión y relaciones públicas	234.411	0	0	0	0	0	234.411
403	07	02	00	Imprenta y reproducción	30.680	0	0	0	0	0	30.680
403	07	03	00	Relaciones sociales	173.175	0	0	0	0	0	173.175
403	07	04	00	Avisos	30.556	0	0	0	0	0	30.556
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	95.800	0	0	0	0	0	95.800
403	08	01	00	Primas y gastos de seguros	90.800	0	0	0	0	0	90.800
403	08	02	00	Comisiones y gastos bancarios	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	124.750	0	0	0	0	0	124.750
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	09	02	00	Viáticos y pasajes fuera del país	54.750	0	0	0	0	0	54.750
403	09	03	00	Asignación por kilómetros recorridos	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	1.225.886	0	0	0	0	0	1.225.886
403	10	03	00	Servicios de procesamiento de datos	777.396	0	0	0	0	0	777.396
403	10	07	00	Servicios de capacitación y adiestramiento	152.990	0	0	0	0	0	152.990
403	10	09	00	Servicios de lavandería y tintorería	500	0	0	0	0	0	500
403	10	11	00	Servicios para la elaboración y suministro de comida	150.000	0	0	0	0	0	150.000
403	10	99	00	Otros servicios profesionales y técnicos	145.000	0	0	0	0	0	145.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	327.380	0	0	0	0	0	327.380
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	134.965	0	0	0	0	0	134.965

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600032004 GESTIÓN ADMINISTRATIVA Y FINANCIERA DE LOS RECURSOS DEL PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 271

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	154.415	0	0	0	0	0	154.415
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	8.000	0	0	0	0	0	8.000
403	12	00	00	Conservación y reparaciones menores de obras	426.968	0	0	0	0	0	426.968
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	426.968	0	0	0	0	0	426.968
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	916.347	0	0	0	0	0	916.347
403	16	01	00	Servicios de diversión, esparcimiento y culturales	916.347	0	0	0	0	0	916.347
403	18	00	00	Impuestos indirectos	900.185	0	0	0	0	0	900.185
403	18	01	00	Impuesto al valor agregado	900.185	0	0	0	0	0	900.185
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	85.000	0	0	0	0	0	85.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	85.000	0	0	0	0	0	85.000
403	99	00	00	Otros servicios no personales	258.917	0	0	0	0	0	258.917
403	99	01	00	Otros servicios no personales	258.917	0	0	0	0	0	258.917
404	**00**	**00**	**00**	**Activos reales**	**1.168.000**	**0**	**0**	**0**	**0**	0	**1.168.000**
404	01	00	00	Repuestos y reparaciones mayores	87.500	0	0	0	0	0	87.500
404	01	01	00	Repuestos mayores	71.500	0	0	0	0	0	71.500
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	21.500	0	0	0	0	0	21.500
404	01	02	00	Reparaciones mayores de maquinaria y equipos	16.000	0	0	0	0	0	16.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	16.000	0	0	0	0	0	16.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116135 600032000 FORTALECIMIENTO DEL SISTEMA PRESUPUESTARIO NACIONAL POR PROYECTOS Y ACCIONES CENTRALIZADAS

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA PRESUPUESTARIO VENEZOLANO, A TRAVÉS DE LA ACTUAL TÉCNICA DEL PRESUPUESTO POR PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 11

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600032004 GESTIÓN ADMINISTRATIVA Y FINANCIERA DE LOS RECURSOS DEL PROYECTO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 271

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	13.000	0	0	0	0	0	13.000
404	05	01	00	Equipos de telecomunicaciones	13.000	0	0	0	0	0	13.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	20.421	0	0	0	0	0	20.421
404	07	01	00	Equipos científicos y de laboratorio	1.721	0	0	0	0	0	1.721
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.450	0	0	0	0	0	10.450
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	8.250	0	0	0	0	0	8.250
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	944.079	0	0	0	0	0	944.079
404	09	01	00	Mobiliario y equipos de oficina	130.000	0	0	0	0	0	130.000
404	09	02	00	Equipos de computación	779.328	0	0	0	0	0	779.328
404	09	03	00	Mobiliario y equipos de alojamiento	21.352	0	0	0	0	0	21.352
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	13.399	0	0	0	0	0	13.399
404	12	00	00	Activos intangibles	103.000	0	0	0	0	0	103.000
404	12	04	00	Paquetes y programas de computación	103.000	0	0	0	0	0	103.000
				Totales	**45.407.799**	**0**	**0**	**0**	**0**	0	**45.407.799**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116206 600033000 PROMOCIÓN Y ASESORAMIENTO TÉCNICO EN LA CONSTITUCIÓN Y FUNCIONAMIENTO DE LAS CAJAS DE AHORRO A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: PROMOVER E INCENTIVAR BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA DE LOS ASOCIADOS LA CONSTITUCIÓN, ORGANIZACIÓN Y FUNCIONAMIENTO DE LAS CAJAS DE AHORRO, FONDOS DE AHORRO Y ASOCIACIONES DE AHORRO SIMILARES, PRESTANDO UN SERVICIO DE EXCELENCIA BASADO EN LA REGULACIÓN Y FISCALIZACIÓN OPORTUNA Y EFICIENTE; ASÍ COMO PROPORCIONAR ASESORÍA TÉCNICA PREVENTIVA EN LAS ÁREAS ADMINISTRATIVA, CONTABLE, FINANCIERA Y LEGAL, DE MANERA DE CONTRIBUIR AL DESARROLLO ECONÓMICO, SOCIAL Y FAMILIAR DE LOS AHORROS DE LOS ASOCIADOS, BAJO PRINCIPIOS DE TRANSPARENCIA Y EFICIENCIA

UNIDAD DE MEDIDA: CAJA **META:** 36

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE CAJAS DE AHORRO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**163.619**	**0**	**0**	**0**	**0**	**0**	**163.619**
402	01	00	00	Productos alimenticios y agropecuarios	64.357	0	0	0	0	0	64.357
402	01	01	00	Alimentos y bebidas para personas	64.357	0	0	0	0	0	64.357
402	05	00	00	Productos de papel, cartón e impresos	52.960	0	0	0	0	0	52.960
402	05	03	00	Productos de papel y cartón para oficina	28.282	0	0	0	0	0	28.282
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	24.678	0	0	0	0	0	24.678
402	10	00	00	Productos varios y útiles diversos	46.302	0	0	0	0	0	46.302
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.237	0	0	0	0	0	15.237
402	10	08	00	Materiales para equipos de computación	29.000	0	0	0	0	0	29.000
402	10	13	00	Materiales fotográficos	2.065	0	0	0	0	0	2.065
403	**00**	**00**	**00**	**Servicios no personales**	**780.441**	**0**	**0**	**0**	**0**	**0**	**780.441**
403	01	00	00	Alquileres de inmuebles	25.450	0	0	0	0	0	25.450
403	01	01	00	Alquileres de edificios y locales	25.450	0	0	0	0	0	25.450
403	06	00	00	Servicios de transporte y almacenaje	29.000	0	0	0	0	0	29.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	29.000	0	0	0	0	0	29.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	317.600	0	0	0	0	0	317.600
403	07	01	00	Publicidad y propaganda	70.600	0	0	0	0	0	70.600
403	07	02	00	Imprenta y reproducción	127.000	0	0	0	0	0	127.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	0	100.000
403	07	04	00	Avisos	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	345.950	0	0	0	0	0	345.950
403	09	01	00	Viáticos y pasajes dentro del país	345.950	0	0	0	0	0	345.950
403	18	00	00	Impuestos indirectos	62.441	0	0	0	0	0	62.441
403	18	01	00	Impuesto al valor agregado	62.441	0	0	0	0	0	62.441
				Totales	**944.060**	**0**	**0**	**0**	**0**	**0**	**944.060**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116206 600033000 PROMOCIÓN Y ASESORAMIENTO TÉCNICO EN LA CONSTITUCIÓN Y FUNCIONAMIENTO DE LAS CAJAS DE AHORRO A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: PROMOVER E INCENTIVAR BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA DE LOS ASOCIADOS LA CONSTITUCIÓN, ORGANIZACIÓN Y FUNCIONAMIENTO DE LAS CAJAS DE AHORRO, FONDOS DE AHORRO Y ASOCIACIONES DE AHORRO SIMILARES, PRESTANDO UN SERVICIO DE EXCELENCIA BASADO EN LA REGULACIÓN Y FISCALIZACIÓN OPORTUNA Y EFICIENTE; ASÍ COMO PROPORCIONAR ASESORÍA TÉCNICA PREVENTIVA EN LAS ÁREAS ADMINISTRATIVA, CONTABLE, FINANCIERA Y LEGAL, DE MANERA DE CONTRIBUIR AL DESARROLLO ECONÓMICO, SOCIAL Y FAMILIAR DE LOS AHORROS DE LOS ASOCIADOS, BAJO PRINCIPIOS DE TRANSPARENCIA Y EFICIENCIA

UNIDAD DE MEDIDA: CAJA **META:** 36

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE CAJAS DE AHORRO **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116206 600033000 PROMOCIÓN Y ASESORAMIENTO TÉCNICO EN LA CONSTITUCIÓN Y FUNCIONAMIENTO DE LAS CAJAS DE AHORRO A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: PROMOVER E INCENTIVAR BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA DE LOS ASOCIADOS LA CONSTITUCIÓN, ORGANIZACIÓN Y FUNCIONAMIENTO DE LAS CAJAS DE AHORRO, FONDOS DE AHORRO Y ASOCIACIONES DE AHORRO SIMILARES, PRESTANDO UN SERVICIO DE EXCELENCIA BASADO EN LA REGULACIÓN Y FISCALIZACIÓN OPORTUNA Y EFICIENTE; ASÍ COMO PROPORCIONAR ASESORÍA TÉCNICA PREVENTIVA EN LAS ÁREAS ADMINISTRATIVA, CONTABLE, FINANCIERA Y LEGAL, DE MANERA DE CONTRIBUIR AL DESARROLLO ECONÓMICO, SOCIAL Y FAMILIAR DE LOS AHORROS DE LOS ASOCIADOS, BAJO PRINCIPIOS DE TRANSPARENCIA Y EFICIENCIA

UNIDAD DE MEDIDA: CAJA **META:** 36

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE CAJAS DE AHORRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600033001 CREACIÓN DE CAJAS DE AHORRO DE AHORRO A NIVEL NACIONAL

UNIDAD DE MEDIDA: CAJA **META:** 36

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE CAJAS DE AHORRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**62.997**	**0**	**0**	**0**	**0**	0	**62.997**
402	01	00	00	Productos alimenticios y agropecuarios	43.677	0	0	0	0	0	43.677
402	01	01	00	Alimentos y bebidas para personas	43.677	0	0	0	0	0	43.677
402	05	00	00	Productos de papel, cartón e impresos	6.320	0	0	0	0	0	6.320
402	05	03	00	Productos de papel y cartón para oficina	2.242	0	0	0	0	0	2.242
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.078	0	0	0	0	0	4.078
402	10	00	00	Productos varios y útiles diversos	13.000	0	0	0	0	0	13.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.737	0	0	0	0	0	3.737
402	10	08	00	Materiales para equipos de computación	8.000	0	0	0	0	0	8.000
402	10	13	00	Materiales fotográficos	1.263	0	0	0	0	0	1.263
403	**00**	**00**	**00**	**Servicios no personales**	**239.303**	**0**	**0**	**0**	**0**	0	**239.303**
403	01	00	00	Alquileres de inmuebles	17.450	0	0	0	0	0	17.450
403	01	01	00	Alquileres de edificios y locales	17.450	0	0	0	0	0	17.450
403	06	00	00	Servicios de transporte y almacenaje	15.000	0	0	0	0	0	15.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	15.000	0	0	0	0	0	15.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	97.600	0	0	0	0	0	97.600
403	07	01	00	Publicidad y propaganda	55.600	0	0	0	0	0	55.600
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	22.000	0	0	0	0	0	22.000
403	07	04	00	Avisos	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	85.909	0	0	0	0	0	85.909
403	09	01	00	Viáticos y pasajes dentro del país	85.909	0	0	0	0	0	85.909
403	18	00	00	Impuestos indirectos	23.344	0	0	0	0	0	23.344

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116206 600033000 PROMOCIÓN Y ASESORAMIENTO TÉCNICO EN LA CONSTITUCIÓN Y FUNCIONAMIENTO DE LAS CAJAS DE AHORRO A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: PROMOVER E INCENTIVAR BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA DE LOS ASOCIADOS LA CONSTITUCIÓN, ORGANIZACIÓN Y FUNCIONAMIENTO DE LAS CAJAS DE AHORRO, FONDOS DE AHORRO Y ASOCIACIONES DE AHORRO SIMILARES, PRESTANDO UN SERVICIO DE EXCELENCIA BASADO EN LA REGULACIÓN Y FISCALIZACIÓN OPORTUNA Y EFICIENTE; ASÍ COMO PROPORCIONAR ASESORÍA TÉCNICA PREVENTIVA EN LAS ÁREAS ADMINISTRATIVA, CONTABLE, FINANCIERA Y LEGAL, DE MANERA DE CONTRIBUIR AL DESARROLLO ECONÓMICO, SOCIAL Y FAMILIAR DE LOS AHORROS DE LOS ASOCIADOS, BAJO PRINCIPIOS DE TRANSPARENCIA Y EFICIENCIA

UNIDAD DE MEDIDA: CAJA **META:** 36

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE CAJAS DE AHORRO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600033001 CREACIÓN DE CAJAS DE AHORRO DE AHORRO A NIVEL NACIONAL

UNIDAD DE MEDIDA: CAJA **META:** 36

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE CAJAS DE AHORRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	23.344	0	0	0	0	0	23.344
				Totales	**302.300**	**0**	**0**	**0**	**0**	0	**302.300**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116206 600033000 PROMOCIÓN Y ASESORAMIENTO TÉCNICO EN LA CONSTITUCIÓN Y FUNCIONAMIENTO DE LAS CAJAS DE AHORRO A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: PROMOVER E INCENTIVAR BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA DE LOS ASOCIADOS LA CONSTITUCIÓN, ORGANIZACIÓN Y FUNCIONAMIENTO DE LAS CAJAS DE AHORRO, FONDOS DE AHORRO Y ASOCIACIONES DE AHORRO SIMILARES, PRESTANDO UN SERVICIO DE EXCELENCIA BASADO EN LA REGULACIÓN Y FISCALIZACIÓN OPORTUNA Y EFICIENTE; ASÍ COMO PROPORCIONAR ASESORÍA TÉCNICA PREVENTIVA EN LAS ÁREAS ADMINISTRATIVA, CONTABLE, FINANCIERA Y LEGAL, DE MANERA DE CONTRIBUIR AL DESARROLLO ECONÓMICO, SOCIAL Y FAMILIAR DE LOS AHORROS DE LOS ASOCIADOS, BAJO PRINCIPIOS DE TRANSPARENCIA Y EFICIENCIA

UNIDAD DE MEDIDA: CAJA **META:** 36

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE CAJAS DE AHORRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600033002 FOROS, CHARLAS, TALLERES E INDUCCIONES A NIVEL NACIONAL

UNIDAD DE MEDIDA: REUNIÓN **META:** 24

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE CAJAS DE AHORRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**40.622**	**0**	**0**	**0**	**0**	0	**40.622**
402	01	00	00	Productos alimenticios y agropecuarios	20.680	0	0	0	0	0	20.680
402	01	01	00	Alimentos y bebidas para personas	20.680	0	0	0	0	0	20.680
402	05	00	00	Productos de papel, cartón e impresos	11.640	0	0	0	0	0	11.640
402	05	03	00	Productos de papel y cartón para oficina	11.040	0	0	0	0	0	11.040
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	600	0	0	0	0	0	600
402	10	00	00	Productos varios y útiles diversos	8.302	0	0	0	0	0	8.302
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.500	0	0	0	0	0	1.500
402	10	08	00	Materiales para equipos de computación	6.000	0	0	0	0	0	6.000
402	10	13	00	Materiales fotográficos	802	0	0	0	0	0	802
403	**00**	**00**	**00**	**Servicios no personales**	**179.490**	**0**	**0**	**0**	**0**	0	**179.490**
403	01	00	00	Alquileres de inmuebles	8.000	0	0	0	0	0	8.000
403	01	01	00	Alquileres de edificios y locales	8.000	0	0	0	0	0	8.000
403	06	00	00	Servicios de transporte y almacenaje	3.000	0	0	0	0	0	3.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.000	0	0	0	0	0	3.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	72.000	0	0	0	0	0	72.000
403	07	01	00	Publicidad y propaganda	15.000	0	0	0	0	0	15.000
403	07	02	00	Imprenta y reproducción	14.000	0	0	0	0	0	14.000
403	07	03	00	Relaciones sociales	28.000	0	0	0	0	0	28.000
403	07	04	00	Avisos	15.000	0	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	78.393	0	0	0	0	0	78.393
403	09	01	00	Viáticos y pasajes dentro del país	78.393	0	0	0	0	0	78.393
403	18	00	00	Impuestos indirectos	18.097	0	0	0	0	0	18.097

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116206 600033000 PROMOCIÓN Y ASESORAMIENTO TÉCNICO EN LA CONSTITUCIÓN Y FUNCIONAMIENTO DE LAS CAJAS DE AHORRO A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: PROMOVER E INCENTIVAR BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA DE LOS ASOCIADOS LA CONSTITUCIÓN, ORGANIZACIÓN Y FUNCIONAMIENTO DE LAS CAJAS DE AHORRO, FONDOS DE AHORRO Y ASOCIACIONES DE AHORRO SIMILARES, PRESTANDO UN SERVICIO DE EXCELENCIA BASADO EN LA REGULACIÓN Y FISCALIZACIÓN OPORTUNA Y EFICIENTE; ASÍ COMO PROPORCIONAR ASESORÍA TÉCNICA PREVENTIVA EN LAS ÁREAS ADMINISTRATIVA, CONTABLE, FINANCIERA Y LEGAL, DE MANERA DE CONTRIBUIR AL DESARROLLO ECONÓMICO, SOCIAL Y FAMILIAR DE LOS AHORROS DE LOS ASOCIADOS, BAJO PRINCIPIOS DE TRANSPARENCIA Y EFICIENCIA

UNIDAD DE MEDIDA: CAJA **META:** 36

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE CAJAS DE AHORRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600033002 FOROS, CHARLAS, TALLERES E INDUCCIONES A NIVEL NACIONAL

UNIDAD DE MEDIDA: REUNIÓN **META:** 24

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE CAJAS DE AHORRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	18.097	0	0	0	0	0	18.097
				Totales	**220.112**	**0**	**0**	**0**	**0**	0	**220.112**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116206 600033000 PROMOCIÓN Y ASESORAMIENTO TÉCNICO EN LA CONSTITUCIÓN Y FUNCIONAMIENTO DE LAS CAJAS DE AHORRO A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: PROMOVER E INCENTIVAR BAJO EL RÉGIMEN DE PROPIEDAD COLECTIVA DE LOS ASOCIADOS LA CONSTITUCIÓN, ORGANIZACIÓN Y FUNCIONAMIENTO DE LAS CAJAS DE AHORRO, FONDOS DE AHORRO Y ASOCIACIONES DE AHORRO SIMILARES, PRESTANDO UN SERVICIO DE EXCELENCIA BASADO EN LA REGULACIÓN Y FISCALIZACIÓN OPORTUNA Y EFICIENTE; ASÍ COMO PROPORCIONAR ASESORÍA TÉCNICA PREVENTIVA EN LAS ÁREAS ADMINISTRATIVA, CONTABLE, FINANCIERA Y LEGAL, DE MANERA DE CONTRIBUIR AL DESARROLLO ECONÓMICO, SOCIAL Y FAMILIAR DE LOS AHORROS DE LOS ASOCIADOS, BAJO PRINCIPIOS DE TRANSPARENCIA Y EFICIENCIA

UNIDAD DE MEDIDA: CAJA **META:** 36

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE CAJAS DE AHORRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600033003 DIAGNÓSTICO SOCIO ECONÓMICO A LOS ASOCIADOS DE LAS CAJAS DE AHORRO A NIVEL NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA DE CAJAS DE AHORRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**60.000**	**0**	**0**	**0**	**0**	0	**60.000**
402	05	00	00	Productos de papel, cartón e impresos	35.000	0	0	0	0	0	35.000
402	05	03	00	Productos de papel y cartón para oficina	15.000	0	0	0	0	0	15.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**361.648**	**0**	**0**	**0**	**0**	0	**361.648**
403	06	00	00	Servicios de transporte y almacenaje	11.000	0	0	0	0	0	11.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	11.000	0	0	0	0	0	11.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	148.000	0	0	0	0	0	148.000
403	07	02	00	Imprenta y reproducción	98.000	0	0	0	0	0	98.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	181.648	0	0	0	0	0	181.648
403	09	01	00	Viáticos y pasajes dentro del país	181.648	0	0	0	0	0	181.648
403	18	00	00	Impuestos indirectos	21.000	0	0	0	0	0	21.000
403	18	01	00	Impuesto al valor agregado	21.000	0	0	0	0	0	21.000
				Totales	**421.648**	**0**	**0**	**0**	**0**	0	**421.648**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116073 600034000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

OBJETIVO DEL PROYECTO: ACELERAR LA CREACIÓN DE LA NUEVA INSTITUCIONALIDAD DEL ESTADO, MEDIANTE LA TRANSFORMACIÓN DE LOS PROCESOS DE GESTIÓN PÚBLICA, A TRAVÉS DEL FORTALECIMIENTO DE LAS CAPACIDADES DE LOGÍSTICA INSTITUCIONAL

UNIDAD DE MEDIDA: SERVICIO **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.403.582**	**0**	**0**	**0**	**0**	**0**	**5.403.582**
402	08	00	00	Productos metálicos	100.000	0	0	0	0	0	100.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	5.049.009	0	0	0	0	0	5.049.009
402	10	08	00	Materiales para equipos de computación	480.449	0	0	0	0	0	480.449
402	10	11	00	Materiales eléctricos	4.568.560	0	0	0	0	0	4.568.560
402	99	00	00	Otros materiales y suministros	254.573	0	0	0	0	0	254.573
402	99	01	00	Otros materiales y suministros	254.573	0	0	0	0	0	254.573
403	**00**	**00**	**00**	**Servicios no personales**	**42.860.992**	**0**	**0**	**0**	**0**	**0**	**42.860.992**
403	02	00	00	Alquileres de maquinaria y equipos	8.148.676	0	0	0	0	0	8.148.676
403	02	99	00	Alquileres de otras maquinaria y equipos	8.148.676	0	0	0	0	0	8.148.676
403	10	00	00	Servicios profesionales y técnicos	2.804.923	0	0	0	0	0	2.804.923
403	10	03	00	Servicios de procesamiento de datos	300.000	0	0	0	0	0	300.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	494.325	0	0	0	0	0	494.325
403	10	07	00	Servicios de capacitación y adiestramiento	853.120	0	0	0	0	0	853.120
403	10	99	00	Otros servicios profesionales y técnicos	1.157.478	0	0	0	0	0	1.157.478
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.295.500	0	0	0	0	0	6.295.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.635.000	0	0	0	0	0	3.635.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	150.000	0	0	0	0	0	150.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	60.500	0	0	0	0	0	60.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.450.000	0	0	0	0	0	2.450.000
403	12	00	00	Conservación y reparaciones menores de obras	16.740.505	0	0	0	0	0	16.740.505
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	16.740.505	0	0	0	0	0	16.740.505
403	18	00	00	Impuestos indirectos	7.071.388	0	0	0	0	0	7.071.388
403	18	01	00	Impuesto al valor agregado	7.071.388	0	0	0	0	0	7.071.388
403	99	00	00	Otros servicios no personales	1.800.000	0	0	0	0	0	1.800.000
403	99	01	00	Otros servicios no personales	1.800.000	0	0	0	0	0	1.800.000
404	**00**	**00**	**00**	**Activos reales**	**17.734.998**	**0**	**0**	**0**	**0**	**0**	**17.734.998**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116073 600034000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

OBJETIVO DEL PROYECTO: ACELERAR LA CREACIÓN DE LA NUEVA INSTITUCIONALIDAD DEL ESTADO, MEDIANTE LA TRANSFORMACIÓN DE LOS PROCESOS DE GESTIÓN PÚBLICA, A TRAVÉS DEL FORTALECIMIENTO DE LAS CAPACIDADES DE LOGÍSTICA INSTITUCIONAL

UNIDAD DE MEDIDA: SERVICIO **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	691.384	0	0	0	0	0	691.384
404	01	01	00	Repuestos mayores	691.384	0	0	0	0	0	691.384
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	691.384	0	0	0	0	0	691.384
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	0	1.000.000
404	03	06	00	Maquinaria y equipos de energía	1.000.000	0	0	0	0	0	1.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.174.895	0	0	0	0	0	2.174.895
404	05	01	00	Equipos de telecomunicaciones	2.174.895	0	0	0	0	0	2.174.895
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.383.679	0	0	0	0	0	13.383.679
404	09	01	00	Mobiliario y equipos de oficina	1.439.000	0	0	0	0	0	1.439.000
404	09	02	00	Equipos de computación	11.944.679	0	0	0	0	0	11.944.679
404	12	00	00	Activos intangibles	485.040	0	0	0	0	0	485.040
404	12	04	00	Paquetes y programas de computación	485.040	0	0	0	0	0	485.040
				Totales	**65.999.572**	**0**	**0**	**0**	**0**	**0**	**65.999.572**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116073 600034000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

OBJETIVO DEL PROYECTO: ACELERAR LA CREACIÓN DE LA NUEVA INSTITUCIONALIDAD DEL ESTADO, MEDIANTE LA TRANSFORMACIÓN DE LOS PROCESOS DE GESTIÓN PÚBLICA, A TRAVÉS DEL FORTALECIMIENTO DE LAS CAPACIDADES DE LOGÍSTICA INSTITUCIONAL

UNIDAD DE MEDIDA: SERVICIO **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116073 600034000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

OBJETIVO DEL PROYECTO: ACELERAR LA CREACIÓN DE LA NUEVA INSTITUCIONALIDAD DEL ESTADO, MEDIANTE LA TRANSFORMACIÓN DE LOS PROCESOS DE GESTIÓN PÚBLICA, A TRAVÉS DEL FORTALECIMIENTO DE LAS CAPACIDADES DE LOGÍSTICA INSTITUCIONAL

UNIDAD DE MEDIDA: SERVICIO **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600034001 DESARROLLO, IMPLEMENTACIÓN Y MIGRACIÓN DE SISTEMAS DE INFORMACIÓN

UNIDAD DE MEDIDA: SISTEMA **META:** 11

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE INFORMACIÓN E INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**470.340**	**0**	**0**	**0**	**0**	0	**470.340**
403	10	00	00	Servicios profesionales y técnicos	367.978	0	0	0	0	0	367.978
403	10	03	00	Servicios de procesamiento de datos	300.000	0	0	0	0	0	300.000
403	10	99	00	Otros servicios profesionales y técnicos	67.978	0	0	0	0	0	67.978
403	18	00	00	Impuestos indirectos	102.362	0	0	0	0	0	102.362
403	18	01	00	Impuesto al valor agregado	102.362	0	0	0	0	0	102.362
404	**00**	**00**	**00**	**Activos reales**	**485.040**	**0**	**0**	**0**	**0**	0	**485.040**
404	12	00	00	Activos intangibles	485.040	0	0	0	0	0	485.040
404	12	04	00	Paquetes y programas de computación	485.040	0	0	0	0	0	485.040
				Totales	**955.380**	**0**	**0**	**0**	**0**	0	**955.380**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116073 600034000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

OBJETIVO DEL PROYECTO: ACELERAR LA CREACIÓN DE LA NUEVA INSTITUCIONALIDAD DEL ESTADO, MEDIANTE LA TRANSFORMACIÓN DE LOS PROCESOS DE GESTIÓN PÚBLICA, A TRAVÉS DEL FORTALECIMIENTO DE LAS CAPACIDADES DE LOGÍSTICA INSTITUCIONAL

UNIDAD DE MEDIDA: SERVICIO **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600034002 MEJORAMIENTO DE LA PLATAFORMA DE COMPUTACIÓN PERSONAL

UNIDAD DE MEDIDA: EQUIPO **META:** 33

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE INFORMACIÓN E INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**
402	10	00	00	Productos varios y útiles diversos	40.000	0	0	0	0	0	40.000
402	10	08	00	Materiales para equipos de computación	40.000	0	0	0	0	0	40.000
402	99	00	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
402	99	01	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**362.852**	**0**	**0**	**0**	**0**	0	**362.852**
403	18	00	00	Impuestos indirectos	362.852	0	0	0	0	0	362.852
403	18	01	00	Impuesto al valor agregado	362.852	0	0	0	0	0	362.852
404	**00**	**00**	**00**	**Activos reales**	**2.973.759**	**0**	**0**	**0**	**0**	0	**2.973.759**
404	05	00	00	Equipos de comunicaciones y de señalamiento	698.845	0	0	0	0	0	698.845
404	05	01	00	Equipos de telecomunicaciones	698.845	0	0	0	0	0	698.845
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.274.914	0	0	0	0	0	2.274.914
404	09	02	00	Equipos de computación	2.274.914	0	0	0	0	0	2.274.914
				Totales	**3.386.611**	**0**	**0**	**0**	**0**	0	**3.386.611**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116073 600034000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

OBJETIVO DEL PROYECTO: ACELERAR LA CREACIÓN DE LA NUEVA INSTITUCIONALIDAD DEL ESTADO, MEDIANTE LA TRANSFORMACIÓN DE LOS PROCESOS DE GESTIÓN PÚBLICA, A TRAVÉS DEL FORTALECIMIENTO DE LAS CAPACIDADES DE LOGÍSTICA INSTITUCIONAL

UNIDAD DE MEDIDA: SERVICIO **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600034003 MEJORAMIENTO DE LA INFRAESTRUCTURA DE REDES Y TELECOMUNICACIONES

UNIDAD DE MEDIDA: CENTROS / EQUIPOS **META:** 23

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE INFORMACIÓN E INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**712.209**	**0**	**0**	**0**	**0**	0	**712.209**
402	10	00	00	Productos varios y útiles diversos	609.009	0	0	0	0	0	609.009
402	10	08	00	Materiales para equipos de computación	440.449	0	0	0	0	0	440.449
402	10	11	00	Materiales eléctricos	168.560	0	0	0	0	0	168.560
402	99	00	00	Otros materiales y suministros	103.200	0	0	0	0	0	103.200
402	99	01	00	Otros materiales y suministros	103.200	0	0	0	0	0	103.200
403	**00**	**00**	**00**	**Servicios no personales**	**2.185.215**	**0**	**0**	**0**	**0**	0	**2.185.215**
403	10	00	00	Servicios profesionales y técnicos	172.000	0	0	0	0	0	172.000
403	10	99	00	Otros servicios profesionales y técnicos	172.000	0	0	0	0	0	172.000
403	12	00	00	Conservación y reparaciones menores de obras	571.470	0	0	0	0	0	571.470
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	571.470	0	0	0	0	0	571.470
403	18	00	00	Impuestos indirectos	1.441.745	0	0	0	0	0	1.441.745
403	18	01	00	Impuesto al valor agregado	1.441.745	0	0	0	0	0	1.441.745
404	**00**	**00**	**00**	**Activos reales**	**10.558.865**	**0**	**0**	**0**	**0**	0	**10.558.865**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.176.050	0	0	0	0	0	1.176.050
404	05	01	00	Equipos de telecomunicaciones	1.176.050	0	0	0	0	0	1.176.050
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.382.815	0	0	0	0	0	9.382.815
404	09	02	00	Equipos de computación	9.382.815	0	0	0	0	0	9.382.815
				Totales	**13.456.289**	**0**	**0**	**0**	**0**	0	**13.456.289**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116073 600034000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

OBJETIVO DEL PROYECTO: ACELERAR LA CREACIÓN DE LA NUEVA INSTITUCIONALIDAD DEL ESTADO, MEDIANTE LA TRANSFORMACIÓN DE LOS PROCESOS DE GESTIÓN PÚBLICA, A TRAVÉS DEL FORTALECIMIENTO DE LAS CAPACIDADES DE LOGÍSTICA INSTITUCIONAL

UNIDAD DE MEDIDA: SERVICIO **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600034004 MANTENIMIENTO DE LA CAPACIDAD OPERATIVA

UNIDAD DE MEDIDA: SERVICIO **META:** 18

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE INFORMACIÓN E INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.675.848**	**0**	**0**	**0**	**0**	0	**1.675.848**
403	10	00	00	Servicios profesionales y técnicos	860.000	0	0	0	0	0	860.000
403	10	99	00	Otros servicios profesionales y técnicos	860.000	0	0	0	0	0	860.000
403	12	00	00	Conservación y reparaciones menores de obras	573.405	0	0	0	0	0	573.405
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	573.405	0	0	0	0	0	573.405
403	18	00	00	Impuestos indirectos	242.443	0	0	0	0	0	242.443
403	18	01	00	Impuesto al valor agregado	242.443	0	0	0	0	0	242.443
404	**00**	**00**	**00**	**Activos reales**	**586.950**	**0**	**0**	**0**	**0**	0	**586.950**
404	05	00	00	Equipos de comunicaciones y de señalamiento	300.000	0	0	0	0	0	300.000
404	05	01	00	Equipos de telecomunicaciones	300.000	0	0	0	0	0	300.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	286.950	0	0	0	0	0	286.950
404	09	02	00	Equipos de computación	286.950	0	0	0	0	0	286.950
				Totales	**2.262.798**	**0**	**0**	**0**	**0**	0	**2.262.798**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116073 600034000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

OBJETIVO DEL PROYECTO: ACELERAR LA CREACIÓN DE LA NUEVA INSTITUCIONALIDAD DEL ESTADO, MEDIANTE LA TRANSFORMACIÓN DE LOS PROCESOS DE GESTIÓN PÚBLICA, A TRAVÉS DEL FORTALECIMIENTO DE LAS CAPACIDADES DE LOGÍSTICA INSTITUCIONAL

UNIDAD DE MEDIDA: SERVICIO **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600034005 MEJORAMIENTO DE LAS CAPACIDADES TÉCNICAS Y GERENCIALES DEL PERSONAL

UNIDAD DE MEDIDA: CURSO **META:** 24

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE INFORMACIÓN E INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**955.494**	**0**	**0**	**0**	**0**	0	**955.494**
403	10	00	00	Servicios profesionales y técnicos	853.120	0	0	0	0	0	853.120
403	10	07	00	Servicios de capacitación y adiestramiento	853.120	0	0	0	0	0	853.120
403	18	00	00	Impuestos indirectos	102.374	0	0	0	0	0	102.374
403	18	01	00	Impuesto al valor agregado	102.374	0	0	0	0	0	102.374
				Totales	**955.494**	**0**	**0**	**0**	**0**	0	**955.494**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116073 600034000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

OBJETIVO DEL PROYECTO: ACELERAR LA CREACIÓN DE LA NUEVA INSTITUCIONALIDAD DEL ESTADO, MEDIANTE LA TRANSFORMACIÓN DE LOS PROCESOS DE GESTIÓN PÚBLICA, A TRAVÉS DEL FORTALECIMIENTO DE LAS CAPACIDADES DE LOGÍSTICA INSTITUCIONAL

UNIDAD DE MEDIDA: SERVICIO **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600034006 MEJORAMIENTO Y MANTENIMIENTO DE LA PLANTA FÍSICA

UNIDAD DE MEDIDA: SERVICIO **META:** 140

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA (OGA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.641.373**	**0**	**0**	**0**	**0**	0	**4.641.373**
402	08	00	00	Productos metálicos	100.000	0	0	0	0	0	100.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	4.400.000	0	0	0	0	0	4.400.000
402	10	11	00	Materiales eléctricos	4.400.000	0	0	0	0	0	4.400.000
402	99	00	00	Otros materiales y suministros	141.373	0	0	0	0	0	141.373
402	99	01	00	Otros materiales y suministros	141.373	0	0	0	0	0	141.373
403	**00**	**00**	**00**	**Servicios no personales**	**37.211.243**	**0**	**0**	**0**	**0**	0	**37.211.243**
403	02	00	00	Alquileres de maquinaria y equipos	8.148.676	0	0	0	0	0	8.148.676
403	02	99	00	Alquileres de otras maquinaria y equipos	8.148.676	0	0	0	0	0	8.148.676
403	10	00	00	Servicios profesionales y técnicos	551.825	0	0	0	0	0	551.825
403	10	04	00	Servicios de ingeniería y arquitectónicos	494.325	0	0	0	0	0	494.325
403	10	99	00	Otros servicios profesionales y técnicos	57.500	0	0	0	0	0	57.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.295.500	0	0	0	0	0	6.295.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.635.000	0	0	0	0	0	3.635.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	150.000	0	0	0	0	0	150.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	60.500	0	0	0	0	0	60.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.450.000	0	0	0	0	0	2.450.000
403	12	00	00	Conservación y reparaciones menores de obras	15.595.630	0	0	0	0	0	15.595.630
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	15.595.630	0	0	0	0	0	15.595.630
403	18	00	00	Impuestos indirectos	4.819.612	0	0	0	0	0	4.819.612
403	18	01	00	Impuesto al valor agregado	4.819.612	0	0	0	0	0	4.819.612
403	99	00	00	Otros servicios no personales	1.800.000	0	0	0	0	0	1.800.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116073 600034000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y PLANTA FÍSICA DEL MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

OBJETIVO DEL PROYECTO: ACELERAR LA CREACIÓN DE LA NUEVA INSTITUCIONALIDAD DEL ESTADO, MEDIANTE LA TRANSFORMACIÓN DE LOS PROCESOS DE GESTIÓN PÚBLICA, A TRAVÉS DEL FORTALECIMIENTO DE LAS CAPACIDADES DE LOGÍSTICA INSTITUCIONAL

UNIDAD DE MEDIDA: SERVICIO **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600034006 MEJORAMIENTO Y MANTENIMIENTO DE LA PLANTA FÍSICA

UNIDAD DE MEDIDA: SERVICIO **META:** 140

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA (OGA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	1.800.000	0	0	0	0	0	1.800.000
404	**00**	**00**	**00**	**Activos reales**	**3.130.384**	**0**	**0**	**0**	**0**	0	**3.130.384**
404	01	00	00	Repuestos y reparaciones mayores	691.384	0	0	0	0	0	691.384
404	01	01	00	Repuestos mayores	691.384	0	0	0	0	0	691.384
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	691.384	0	0	0	0	0	691.384
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	0	1.000.000
404	03	06	00	Maquinaria y equipos de energía	1.000.000	0	0	0	0	0	1.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.439.000	0	0	0	0	0	1.439.000
404	09	01	00	Mobiliario y equipos de oficina	1.439.000	0	0	0	0	0	1.439.000
				Totales	**44.983.000**	**0**	**0**	**0**	**0**	0	**44.983.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116142 600035000 DOSSIER DE INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: CONTRIBUIR A LA GENERACIÓN DE INFORMACIÓN, QUE COADYUVE AL ESTABLECIMIENTO DE MECANISMOS DE COORDINACIÓN Y TOMA DE DECISIONES, EN DIFERENTES NIVELES DE GOBIERNO NACIONAL, ESTADAL Y MUNICIPAL

UNIDAD DE MEDIDA: DOSSIER **META:** 33

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**111.881**	**0**	**0**	**0**	**0**	**0**	**111.881**
401	01	00	00	Sueldos, salarios y otras retribuciones	111.881	0	0	0	0	0	111.881
401	01	18	00	Remuneraciones al personal contratado	111.881	0	0	0	0	0	111.881
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**343.335**	**0**	**0**	**0**	**0**	**0**	**343.335**
402	05	00	00	Productos de papel, cartón e impresos	206.011	0	0	0	0	0	206.011
402	05	03	00	Productos de papel y cartón para oficina	103.018	0	0	0	0	0	103.018
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	102.993	0	0	0	0	0	102.993
402	10	00	00	Productos varios y útiles diversos	68.662	0	0	0	0	0	68.662
402	10	08	00	Materiales para equipos de computación	68.662	0	0	0	0	0	68.662
402	99	00	00	Otros materiales y suministros	68.662	0	0	0	0	0	68.662
402	99	01	00	Otros materiales y suministros	68.662	0	0	0	0	0	68.662
403	**00**	**00**	**00**	**Servicios no personales**	**182.393**	**0**	**0**	**0**	**0**	**0**	**182.393**
403	18	00	00	Impuestos indirectos	182.393	0	0	0	0	0	182.393
403	18	01	00	Impuesto al valor agregado	182.393	0	0	0	0	0	182.393
404	**00**	**00**	**00**	**Activos reales**	**343.323**	**0**	**0**	**0**	**0**	**0**	**343.323**
404	04	00	00	Equipos de transporte, tracción y elevación	27.466	0	0	0	0	0	27.466
404	04	99	00	Otros equipos de transporte, tracción y elevación	27.466	0	0	0	0	0	27.466
404	05	00	00	Equipos de comunicaciones y de señalamiento	13.733	0	0	0	0	0	13.733
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	13.733	0	0	0	0	0	13.733
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	254.060	0	0	0	0	0	254.060
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	254.060	0	0	0	0	0	254.060
404	12	00	00	Activos intangibles	48.064	0	0	0	0	0	48.064
404	12	04	00	Paquetes y programas de computación	48.064	0	0	0	0	0	48.064
				Totales	**980.932**	**0**	**0**	**0**	**0**	**0**	**980.932**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116142 600035000 DOSSIER DE INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: CONTRIBUIR A LA GENERACIÓN DE INFORMACIÓN, QUE COADYUVE AL ESTABLECIMIENTO DE MECANISMOS DE COORDINACIÓN Y TOMA DE DECISIONES, EN DIFERENTES NIVELES DE GOBIERNO NACIONAL, ESTADAL Y MUNICIPAL

UNIDAD DE MEDIDA: DOSSIER **META:** 33 **PRESUPUESTO:** **2012**

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116142 600035000 DOSSIER DE INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: CONTRIBUIR A LA GENERACIÓN DE INFORMACIÓN, QUE COADYUVE AL ESTABLECIMIENTO DE MECANISMOS DE COORDINACIÓN Y TOMA DE DECISIONES, EN DIFERENTES NIVELES DE GOBIERNO NACIONAL, ESTADAL Y MUNICIPAL

UNIDAD DE MEDIDA: DOSSIER **META:** 33

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600035001 ADECUACIÓN DEL MARCO CONCEPTUAL DEL DOSSIER

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.189**	**0**	**0**	**0**	**0**	0	**17.189**
402	05	00	00	Productos de papel, cartón e impresos	10.323	0	0	0	0	0	10.323
402	05	03	00	Productos de papel y cartón para oficina	5.174	0	0	0	0	0	5.174
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.149	0	0	0	0	0	5.149
402	10	00	00	Productos varios y útiles diversos	3.433	0	0	0	0	0	3.433
402	10	08	00	Materiales para equipos de computación	3.433	0	0	0	0	0	3.433
402	99	00	00	Otros materiales y suministros	3.433	0	0	0	0	0	3.433
402	99	01	00	Otros materiales y suministros	3.433	0	0	0	0	0	3.433
403	**00**	**00**	**00**	**Servicios no personales**	**2.059**	**0**	**0**	**0**	**0**	0	**2.059**
403	18	00	00	Impuestos indirectos	2.059	0	0	0	0	0	2.059
403	18	01	00	Impuesto al valor agregado	2.059	0	0	0	0	0	2.059
				Totales	**19.248**	**0**	**0**	**0**	**0**	0	**19.248**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116142 600035000 DOSSIER DE INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: CONTRIBUIR A LA GENERACIÓN DE INFORMACIÓN, QUE COADYUVE AL ESTABLECIMIENTO DE MECANISMOS DE COORDINACIÓN Y TOMA DE DECISIONES, EN DIFERENTES NIVELES DE GOBIERNO NACIONAL, ESTADAL Y MUNICIPAL

UNIDAD DE MEDIDA: DOSSIER **META:** 33

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600035002 DISEÑO DEL INSTRUMENTO DE EVALUACIÓN DE LA INVERSIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.164**	**0**	**0**	**0**	**0**	0	**17.164**
402	05	00	00	Productos de papel, cartón e impresos	10.298	0	0	0	0	0	10.298
402	05	03	00	Productos de papel y cartón para oficina	5.149	0	0	0	0	0	5.149
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.149	0	0	0	0	0	5.149
402	10	00	00	Productos varios y útiles diversos	3.433	0	0	0	0	0	3.433
402	10	08	00	Materiales para equipos de computación	3.433	0	0	0	0	0	3.433
402	99	00	00	Otros materiales y suministros	3.433	0	0	0	0	0	3.433
402	99	01	00	Otros materiales y suministros	3.433	0	0	0	0	0	3.433
403	**00**	**00**	**00**	**Servicios no personales**	**2.059**	**0**	**0**	**0**	**0**	0	**2.059**
403	18	00	00	Impuestos indirectos	2.059	0	0	0	0	0	2.059
403	18	01	00	Impuesto al valor agregado	2.059	0	0	0	0	0	2.059
				Totales	**19.223**	**0**	**0**	**0**	**0**	0	**19.223**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116142 600035000 DOSSIER DE INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: CONTRIBUIR A LA GENERACIÓN DE INFORMACIÓN, QUE COADYUVE AL ESTABLECIMIENTO DE MECANISMOS DE COORDINACIÓN Y TOMA DE DECISIONES, EN DIFERENTES NIVELES DE GOBIERNO NACIONAL, ESTADAL Y MUNICIPAL

UNIDAD DE MEDIDA: DOSSIER **META:** 33

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600035003 DESARROLLO Y APLICACIÓN DEL INSTRUMENTO DE EVALUACIÓN DE LA INVERSIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**34.330**	**0**	**0**	**0**	**0**	0	**34.330**
402	05	00	00	Productos de papel, cartón e impresos	20.598	0	0	0	0	0	20.598
402	05	03	00	Productos de papel y cartón para oficina	10.299	0	0	0	0	0	10.299
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.299	0	0	0	0	0	10.299
402	10	00	00	Productos varios y útiles diversos	6.866	0	0	0	0	0	6.866
402	10	08	00	Materiales para equipos de computación	6.866	0	0	0	0	0	6.866
402	99	00	00	Otros materiales y suministros	6.866	0	0	0	0	0	6.866
402	99	01	00	Otros materiales y suministros	6.866	0	0	0	0	0	6.866
403	**00**	**00**	**00**	**Servicios no personales**	**12.359**	**0**	**0**	**0**	**0**	0	**12.359**
403	18	00	00	Impuestos indirectos	12.359	0	0	0	0	0	12.359
403	18	01	00	Impuesto al valor agregado	12.359	0	0	0	0	0	12.359
404	**00**	**00**	**00**	**Activos reales**	**68.665**	**0**	**0**	**0**	**0**	0	**68.665**
404	05	00	00	Equipos de comunicaciones y de señalamiento	13.733	0	0	0	0	0	13.733
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	13.733	0	0	0	0	0	13.733
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	54.932	0	0	0	0	0	54.932
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	54.932	0	0	0	0	0	54.932
				Totales	**115.354**	**0**	**0**	**0**	**0**	0	**115.354**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116142 600035000 DOSSIER DE INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: CONTRIBUIR A LA GENERACIÓN DE INFORMACIÓN, QUE COADYUVE AL ESTABLECIMIENTO DE MECANISMOS DE COORDINACIÓN Y TOMA DE DECISIONES, EN DIFERENTES NIVELES DE GOBIERNO NACIONAL, ESTADAL Y MUNICIPAL

UNIDAD DE MEDIDA: DOSSIER **META:** 33

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600035004 REALIZACIÓN DE UN ESTUDIO SOBRE LA INVERSIÓN PÚBLICA NACIONAL 2001-2011

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**34.330**	**0**	**0**	**0**	**0**	0	**34.330**
402	05	00	00	Productos de papel, cartón e impresos	20.598	0	0	0	0	0	20.598
402	05	03	00	Productos de papel y cartón para oficina	10.299	0	0	0	0	0	10.299
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.299	0	0	0	0	0	10.299
402	10	00	00	Productos varios y útiles diversos	6.866	0	0	0	0	0	6.866
402	10	08	00	Materiales para equipos de computación	6.866	0	0	0	0	0	6.866
402	99	00	00	Otros materiales y suministros	6.866	0	0	0	0	0	6.866
402	99	01	00	Otros materiales y suministros	6.866	0	0	0	0	0	6.866
403	**00**	**00**	**00**	**Servicios no personales**	**8.239**	**0**	**0**	**0**	**0**	0	**8.239**
403	18	00	00	Impuestos indirectos	8.239	0	0	0	0	0	8.239
403	18	01	00	Impuesto al valor agregado	8.239	0	0	0	0	0	8.239
404	**00**	**00**	**00**	**Activos reales**	**34.332**	**0**	**0**	**0**	**0**	0	**34.332**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	34.332	0	0	0	0	0	34.332
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	34.332	0	0	0	0	0	34.332
				Totales	**76.901**	**0**	**0**	**0**	**0**	0	**76.901**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116142 600035000 DOSSIER DE INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: CONTRIBUIR A LA GENERACIÓN DE INFORMACIÓN, QUE COADYUVE AL ESTABLECIMIENTO DE MECANISMOS DE COORDINACIÓN Y TOMA DE DECISIONES, EN DIFERENTES NIVELES DE GOBIERNO NACIONAL, ESTADAL Y MUNICIPAL

UNIDAD DE MEDIDA: DOSSIER **META:** 33

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600035005 ACTUALIZACIÓN Y PROCESAMIENTO DE LA INFORMACIÓN DOCUMENTAL DE LOS (24) ESTADOS Y (9) REGIONES ADMINISTRATIVAS OFICIALES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 33

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**89.505**	**0**	**0**	**0**	**0**	0	**89.505**
401	01	00	00	Sueldos, salarios y otras retribuciones	89.505	0	0	0	0	0	89.505
401	01	18	00	Remuneraciones al personal contratado	89.505	0	0	0	0	0	89.505
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**102.996**	**0**	**0**	**0**	**0**	0	**102.996**
402	05	00	00	Productos de papel, cartón e impresos	61.798	0	0	0	0	0	61.798
402	05	03	00	Productos de papel y cartón para oficina	30.899	0	0	0	0	0	30.899
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	30.899	0	0	0	0	0	30.899
402	10	00	00	Productos varios y útiles diversos	20.599	0	0	0	0	0	20.599
402	10	08	00	Materiales para equipos de computación	20.599	0	0	0	0	0	20.599
402	99	00	00	Otros materiales y suministros	20.599	0	0	0	0	0	20.599
402	99	01	00	Otros materiales y suministros	20.599	0	0	0	0	0	20.599
403	**00**	**00**	**00**	**Servicios no personales**	**124.719**	**0**	**0**	**0**	**0**	0	**124.719**
403	18	00	00	Impuestos indirectos	124.719	0	0	0	0	0	124.719
403	18	01	00	Impuesto al valor agregado	124.719	0	0	0	0	0	124.719
404	**00**	**00**	**00**	**Activos reales**	**102.997**	**0**	**0**	**0**	**0**	0	**102.997**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	82.398	0	0	0	0	0	82.398
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	82.398	0	0	0	0	0	82.398
404	12	00	00	Activos intangibles	20.599	0	0	0	0	0	20.599
404	12	04	00	Paquetes y programas de computación	20.599	0	0	0	0	0	20.599
				Totales	**420.217**	**0**	**0**	**0**	**0**	0	**420.217**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116142 600035000 DOSSIER DE INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: CONTRIBUIR A LA GENERACIÓN DE INFORMACIÓN, QUE COADYUVE AL ESTABLECIMIENTO DE MECANISMOS DE COORDINACIÓN Y TOMA DE DECISIONES, EN DIFERENTES NIVELES DE GOBIERNO NACIONAL, ESTADAL Y MUNICIPAL

UNIDAD DE MEDIDA: DOSSIER **META:** 33

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600035006 GENERACIÓN DE LA NUEVA INFORMACIÓN Y SU INCORPORACIÓN A LA BASE DE DATOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 33

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**22.376**	**0**	**0**	**0**	**0**	0	**22.376**
401	01	00	00	Sueldos, salarios y otras retribuciones	22.376	0	0	0	0	0	22.376
401	01	18	00	Remuneraciones al personal contratado	22.376	0	0	0	0	0	22.376
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**34.330**	**0**	**0**	**0**	**0**	0	**34.330**
402	05	00	00	Productos de papel, cartón e impresos	20.598	0	0	0	0	0	20.598
402	05	03	00	Productos de papel y cartón para oficina	10.299	0	0	0	0	0	10.299
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.299	0	0	0	0	0	10.299
402	10	00	00	Productos varios y útiles diversos	6.866	0	0	0	0	0	6.866
402	10	08	00	Materiales para equipos de computación	6.866	0	0	0	0	0	6.866
402	99	00	00	Otros materiales y suministros	6.866	0	0	0	0	0	6.866
402	99	01	00	Otros materiales y suministros	6.866	0	0	0	0	0	6.866
403	**00**	**00**	**00**	**Servicios no personales**	**8.239**	**0**	**0**	**0**	**0**	0	**8.239**
403	18	00	00	Impuestos indirectos	8.239	0	0	0	0	0	8.239
403	18	01	00	Impuesto al valor agregado	8.239	0	0	0	0	0	8.239
404	**00**	**00**	**00**	**Activos reales**	**34.332**	**0**	**0**	**0**	**0**	0	**34.332**
404	04	00	00	Equipos de transporte, tracción y elevación	27.466	0	0	0	0	0	27.466
404	04	99	00	Otros equipos de transporte, tracción y elevación	27.466	0	0	0	0	0	27.466
404	12	00	00	Activos intangibles	6.866	0	0	0	0	0	6.866
404	12	04	00	Paquetes y programas de computación	6.866	0	0	0	0	0	6.866
				Totales	**99.277**	**0**	**0**	**0**	**0**	0	**99.277**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116142 600035000 DOSSIER DE INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: CONTRIBUIR A LA GENERACIÓN DE INFORMACIÓN, QUE COADYUVE AL ESTABLECIMIENTO DE MECANISMOS DE COORDINACIÓN Y TOMA DE DECISIONES, EN DIFERENTES NIVELES DE GOBIERNO NACIONAL, ESTADAL Y MUNICIPAL

UNIDAD DE MEDIDA: DOSSIER **META:** 33

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600035007 ESTRUCTURACIÓN DE LOS DOCUMENTOS DOSSIER PARA LA PUBLICACIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 33

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**102.996**	**0**	**0**	**0**	**0**	0	**102.996**
402	05	00	00	Productos de papel, cartón e impresos	61.798	0	0	0	0	0	61.798
402	05	03	00	Productos de papel y cartón para oficina	30.899	0	0	0	0	0	30.899
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	30.899	0	0	0	0	0	30.899
402	10	00	00	Productos varios y útiles diversos	20.599	0	0	0	0	0	20.599
402	10	08	00	Materiales para equipos de computación	20.599	0	0	0	0	0	20.599
402	99	00	00	Otros materiales y suministros	20.599	0	0	0	0	0	20.599
402	99	01	00	Otros materiales y suministros	20.599	0	0	0	0	0	20.599
403	**00**	**00**	**00**	**Servicios no personales**	**24.719**	**0**	**0**	**0**	**0**	0	**24.719**
403	18	00	00	Impuestos indirectos	24.719	0	0	0	0	0	24.719
403	18	01	00	Impuesto al valor agregado	24.719	0	0	0	0	0	24.719
404	**00**	**00**	**00**	**Activos reales**	**102.997**	**0**	**0**	**0**	**0**	0	**102.997**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	82.398	0	0	0	0	0	82.398
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	82.398	0	0	0	0	0	82.398
404	12	00	00	Activos intangibles	20.599	0	0	0	0	0	20.599
404	12	04	00	Paquetes y programas de computación	20.599	0	0	0	0	0	20.599
				Totales	**230.712**	**0**	**0**	**0**	**0**	0	**230.712**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116200 600036000 ADMINISTRACIÓN DEL NUEVO DISEÑO CURRICULAR PRESENTE EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CONSEJO NACIONAL DE UNIVERSIDADES Y AMPLIACIÓN DE LA OFERTA ACADÉMICA DE POSTGRADO

OBJETIVO DEL PROYECTO: ADMINISTRAR UN NUEVO DISEÑO CURRICULAR EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: INFORME **META:** 45

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.559.662**	**0**	**0**	**0**	**0**	**0**	**3.559.662**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.559.662	0	0	0	0	0	3.559.662
401	01	18	00	Remuneraciones al personal contratado	3.559.662	0	0	0	0	0	3.559.662
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**574.500**	**0**	**0**	**0**	**0**	**0**	**574.500**
402	01	00	00	Productos alimenticios y agropecuarios	130.000	0	0	0	0	0	130.000
402	01	01	00	Alimentos y bebidas para personas	130.000	0	0	0	0	0	130.000
402	05	00	00	Productos de papel, cartón e impresos	92.500	0	0	0	0	0	92.500
402	05	01	00	Pulpa de madera, papel y cartón	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	76.000	0	0	0	0	0	76.000
402	05	05	00	Material de enseñanza	8.500	0	0	0	0	0	8.500
402	06	00	00	Productos químicos y derivados	158.000	0	0	0	0	0	158.000
402	06	03	00	Tintas, pinturas y colorantes	158.000	0	0	0	0	0	158.000
402	07	00	00	Productos minerales no metálicos	52.000	0	0	0	0	0	52.000
402	07	04	00	Cemento, cal y yeso	52.000	0	0	0	0	0	52.000
402	10	00	00	Productos varios y útiles diversos	128.000	0	0	0	0	0	128.000
402	10	02	00	Materiales y útiles de limpieza y aseo	7.000	0	0	0	0	0	7.000
402	10	08	00	Materiales para equipos de computación	14.000	0	0	0	0	0	14.000
402	10	11	00	Materiales eléctricos	107.000	0	0	0	0	0	107.000
402	99	00	00	Otros materiales y suministros	14.000	0	0	0	0	0	14.000
402	99	01	00	Otros materiales y suministros	14.000	0	0	0	0	0	14.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.825.800**	**0**	**0**	**0**	**0**	**0**	**1.825.800**
403	06	00	00	Servicios de transporte y almacenaje	19.000	0	0	0	0	0	19.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	19.000	0	0	0	0	0	19.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	309.000	0	0	0	0	0	309.000
403	07	02	00	Imprenta y reproducción	120.000	0	0	0	0	0	120.000
403	07	03	00	Relaciones sociales	180.000	0	0	0	0	0	180.000
403	07	04	00	Avisos	9.000	0	0	0	0	0	9.000
403	09	00	00	Viáticos y pasajes	465.000	0	0	0	0	0	465.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116200 600036000 ADMINISTRACIÓN DEL NUEVO DISEÑO CURRICULAR PRESENTE EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CONSEJO NACIONAL DE UNIVERSIDADES Y AMPLIACIÓN DE LA OFERTA ACADÉMICA DE POSTGRADO

OBJETIVO DEL PROYECTO: ADMINISTRAR UN NUEVO DISEÑO CURRICULAR EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: INFORME **META:** 45

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	220.000	0	0	0	0	0	220.000
403	09	02	00	Viáticos y pasajes fuera del país	245.000	0	0	0	0	0	245.000
403	10	00	00	Servicios profesionales y técnicos	259.484	0	0	0	0	0	259.484
403	10	03	00	Servicios de procesamiento de datos	39.484	0	0	0	0	0	39.484
403	10	99	00	Otros servicios profesionales y técnicos	220.000	0	0	0	0	0	220.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	38.000	0	0	0	0	0	38.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	17.000	0	0	0	0	0	17.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.500	0	0	0	0	0	10.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.500	0	0	0	0	0	10.500
403	12	00	00	Conservación y reparaciones menores de obras	150.000	0	0	0	0	0	150.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	150.000	0	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	395.316	0	0	0	0	0	395.316
403	18	01	00	Impuesto al valor agregado	395.316	0	0	0	0	0	395.316
403	99	00	00	Otros servicios no personales	190.000	0	0	0	0	0	190.000
403	99	01	00	Otros servicios no personales	190.000	0	0	0	0	0	190.000
404	**00**	**00**	**00**	**Activos reales**	**894.000**	**0**	**0**	**0**	**0**	**0**	**894.000**
404	01	00	00	Repuestos y reparaciones mayores	89.300	0	0	0	0	0	89.300
404	01	01	00	Repuestos mayores	89.300	0	0	0	0	0	89.300
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	24.500	0	0	0	0	0	24.500
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	64.800	0	0	0	0	0	64.800
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	83.500	0	0	0	0	0	83.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	58.500	0	0	0	0	0	58.500
404	03	05	00	Maquinaria y equipos industriales y de taller	25.000	0	0	0	0	0	25.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	9.000	0	0	0	0	0	9.000
404	05	01	00	Equipos de telecomunicaciones	9.000	0	0	0	0	0	9.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	104.250	0	0	0	0	0	104.250
404	07	02	00	Equipos de enseñanza, deporte y recreación	61.850	0	0	0	0	0	61.850

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116200 600036000 ADMINISTRACIÓN DEL NUEVO DISEÑO CURRICULAR PRESENTE EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CONSEJO NACIONAL DE UNIVERSIDADES Y AMPLIACIÓN DE LA OFERTA ACADÉMICA DE POSTGRADO

OBJETIVO DEL PROYECTO: ADMINISTRAR UN NUEVO DISEÑO CURRICULAR EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: INFORME **META:** 45

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	42.400	0	0	0	0	0	42.400
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	607.950	0	0	0	0	0	607.950
404	09	02	00	Equipos de computación	226.050	0	0	0	0	0	226.050
404	09	03	00	Mobiliario y equipos de alojamiento	246.500	0	0	0	0	0	246.500
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	135.400	0	0	0	0	0	135.400
407	**00**	**00**	**00**	**Transferencias y donaciones**	**290.000**	**0**	**0**	**0**	**0**	**0**	**290.000**
407	01	00	00	Transferencias y donaciones corrientes internas	290.000	0	0	0	0	0	290.000
407	01	01	00	Transferencias corrientes internas al sector privado	290.000	0	0	0	0	0	290.000
407	01	01	05	Becas de perfeccionamiento profesional en el país	290.000	0	0	0	0	0	290.000
				Totales	**7.143.962**	**0**	**0**	**0**	**0**	**0**	**7.143.962**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116200 600036000 ADMINISTRACIÓN DEL NUEVO DISEÑO CURRICULAR PRESENTE EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CONSEJO NACIONAL DE UNIVERSIDADES Y AMPLIACIÓN DE LA OFERTA ACADÉMICA DE POSTGRADO

OBJETIVO DEL PROYECTO: ADMINISTRAR UN NUEVO DISEÑO CURRICULAR EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: INFORME **META:** 45

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116200 600036000 ADMINISTRACIÓN DEL NUEVO DISEÑO CURRICULAR PRESENTE EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CONSEJO NACIONAL DE UNIVERSIDADES Y AMPLIACIÓN DE LA OFERTA ACADÉMICA DE POSTGRADO

OBJETIVO DEL PROYECTO: ADMINISTRAR UN NUEVO DISEÑO CURRICULAR EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: INFORME **META:** 45

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600036001 IMPLEMENTAR Y EJECUTAR LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADAS POR CNU EN LA REGIÓN CAPITAL

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO Y ADIESTRAMIENTO DE LA ENAHP-IUT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**711.933**	**0**	**0**	**0**	**0**	0	**711.933**
401	01	00	00	Sueldos, salarios y otras retribuciones	711.933	0	0	0	0	0	711.933
401	01	18	00	Remuneraciones al personal contratado	711.933	0	0	0	0	0	711.933
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**114.900**	**0**	**0**	**0**	**0**	0	**114.900**
402	01	00	00	Productos alimenticios y agropecuarios	26.000	0	0	0	0	0	26.000
402	01	01	00	Alimentos y bebidas para personas	26.000	0	0	0	0	0	26.000
402	05	00	00	Productos de papel, cartón e impresos	18.500	0	0	0	0	0	18.500
402	05	01	00	Pulpa de madera, papel y cartón	1.600	0	0	0	0	0	1.600
402	05	03	00	Productos de papel y cartón para oficina	15.200	0	0	0	0	0	15.200
402	05	05	00	Material de enseñanza	1.700	0	0	0	0	0	1.700
402	06	00	00	Productos químicos y derivados	31.600	0	0	0	0	0	31.600
402	06	03	00	Tintas, pinturas y colorantes	31.600	0	0	0	0	0	31.600
402	07	00	00	Productos minerales no metálicos	10.400	0	0	0	0	0	10.400
402	07	04	00	Cemento, cal y yeso	10.400	0	0	0	0	0	10.400
402	10	00	00	Productos varios y útiles diversos	25.600	0	0	0	0	0	25.600
402	10	02	00	Materiales y útiles de limpieza y aseo	1.400	0	0	0	0	0	1.400
402	10	08	00	Materiales para equipos de computación	2.800	0	0	0	0	0	2.800
402	10	11	00	Materiales eléctricos	21.400	0	0	0	0	0	21.400
402	99	00	00	Otros materiales y suministros	2.800	0	0	0	0	0	2.800
402	99	01	00	Otros materiales y suministros	2.800	0	0	0	0	0	2.800
403	**00**	**00**	**00**	**Servicios no personales**	**365.160**	**0**	**0**	**0**	**0**	0	**365.160**
403	06	00	00	Servicios de transporte y almacenaje	3.800	0	0	0	0	0	3.800
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.800	0	0	0	0	0	3.800
403	07	00	00	Servicios de información, impresión y relaciones públicas	61.800	0	0	0	0	0	61.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116200 600036000 ADMINISTRACIÓN DEL NUEVO DISEÑO CURRICULAR PRESENTE EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CONSEJO NACIONAL DE UNIVERSIDADES Y AMPLIACIÓN DE LA OFERTA ACADÉMICA DE POSTGRADO

OBJETIVO DEL PROYECTO: ADMINISTRAR UN NUEVO DISEÑO CURRICULAR EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: INFORME **META:** 45

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600036001 IMPLEMENTAR Y EJECUTAR LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADAS POR CNU EN LA REGIÓN CAPITAL

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO Y ADIESTRAMIENTO DE LA ENAHP-IUT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	24.000	0	0	0	0	0	24.000
403	07	03	00	Relaciones sociales	36.000	0	0	0	0	0	36.000
403	07	04	00	Avisos	1.800	0	0	0	0	0	1.800
403	09	00	00	Viáticos y pasajes	93.000	0	0	0	0	0	93.000
403	09	01	00	Viáticos y pasajes dentro del país	44.000	0	0	0	0	0	44.000
403	09	02	00	Viáticos y pasajes fuera del país	49.000	0	0	0	0	0	49.000
403	10	00	00	Servicios profesionales y técnicos	51.897	0	0	0	0	0	51.897
403	10	03	00	Servicios de procesamiento de datos	7.897	0	0	0	0	0	7.897
403	10	99	00	Otros servicios profesionales y técnicos	44.000	0	0	0	0	0	44.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.600	0	0	0	0	0	7.600
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	3.400	0	0	0	0	0	3.400
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.100	0	0	0	0	0	2.100
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.100	0	0	0	0	0	2.100
403	12	00	00	Conservación y reparaciones menores de obras	30.000	0	0	0	0	0	30.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	79.063	0	0	0	0	0	79.063
403	18	01	00	Impuesto al valor agregado	79.063	0	0	0	0	0	79.063
403	99	00	00	Otros servicios no personales	38.000	0	0	0	0	0	38.000
403	99	01	00	Otros servicios no personales	38.000	0	0	0	0	0	38.000
404	**00**	**00**	**00**	**Activos reales**	**178.800**	**0**	**0**	**0**	**0**	0	**178.800**
404	01	00	00	Repuestos y reparaciones mayores	17.860	0	0	0	0	0	17.860
404	01	01	00	Repuestos mayores	17.860	0	0	0	0	0	17.860
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	4.900	0	0	0	0	0	4.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116200 600036000 ADMINISTRACIÓN DEL NUEVO DISEÑO CURRICULAR PRESENTE EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CONSEJO NACIONAL DE UNIVERSIDADES Y AMPLIACIÓN DE LA OFERTA ACADÉMICA DE POSTGRADO

OBJETIVO DEL PROYECTO: ADMINISTRAR UN NUEVO DISEÑO CURRICULAR EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: INFORME **META:** 45

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600036001 IMPLEMENTAR Y EJECUTAR LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADAS POR CNU EN LA REGIÓN CAPITAL

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO Y ADIESTRAMIENTO DE LA ENAHP-IUT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	12.960	0	0	0	0	0	12.960
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	16.700	0	0	0	0	0	16.700
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	11.700	0	0	0	0	0	11.700
404	03	05	00	Maquinaria y equipos industriales y de taller	5.000	0	0	0	0	0	5.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.800	0	0	0	0	0	1.800
404	05	01	00	Equipos de telecomunicaciones	1.800	0	0	0	0	0	1.800
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	20.850	0	0	0	0	0	20.850
404	07	02	00	Equipos de enseñanza, deporte y recreación	12.370	0	0	0	0	0	12.370
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	8.480	0	0	0	0	0	8.480
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	121.590	0	0	0	0	0	121.590
404	09	02	00	Equipos de computación	45.210	0	0	0	0	0	45.210
404	09	03	00	Mobiliario y equipos de alojamiento	49.300	0	0	0	0	0	49.300
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	27.080	0	0	0	0	0	27.080
				Totales	**1.370.793**	**0**	**0**	**0**	**0**	0	**1.370.793**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116200 600036000 ADMINISTRACIÓN DEL NUEVO DISEÑO CURRICULAR PRESENTE EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CONSEJO NACIONAL DE UNIVERSIDADES Y AMPLIACIÓN DE LA OFERTA ACADÉMICA DE POSTGRADO

OBJETIVO DEL PROYECTO: ADMINISTRAR UN NUEVO DISEÑO CURRICULAR EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: INFORME **META:** 45

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600036002 REGIONALIZAR LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO, PARA SOMETERLA A LA AUTORIZACIÓN Y ACREDITACIÓN ANTE EL CNU

UNIDAD DE MEDIDA: INFORME **META:** 27

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO Y ADIESTRAMIENTO DE LA ENAHP-IUT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**355.966**	**0**	**0**	**0**	**0**	0	**355.966**
401	01	00	00	Sueldos, salarios y otras retribuciones	355.966	0	0	0	0	0	355.966
401	01	18	00	Remuneraciones al personal contratado	355.966	0	0	0	0	0	355.966
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**57.450**	**0**	**0**	**0**	**0**	0	**57.450**
402	01	00	00	Productos alimenticios y agropecuarios	13.000	0	0	0	0	0	13.000
402	01	01	00	Alimentos y bebidas para personas	13.000	0	0	0	0	0	13.000
402	05	00	00	Productos de papel, cartón e impresos	9.250	0	0	0	0	0	9.250
402	05	01	00	Pulpa de madera, papel y cartón	800	0	0	0	0	0	800
402	05	03	00	Productos de papel y cartón para oficina	7.600	0	0	0	0	0	7.600
402	05	05	00	Material de enseñanza	850	0	0	0	0	0	850
402	06	00	00	Productos químicos y derivados	15.800	0	0	0	0	0	15.800
402	06	03	00	Tintas, pinturas y colorantes	15.800	0	0	0	0	0	15.800
402	07	00	00	Productos minerales no metálicos	5.200	0	0	0	0	0	5.200
402	07	04	00	Cemento, cal y yeso	5.200	0	0	0	0	0	5.200
402	10	00	00	Productos varios y útiles diversos	12.800	0	0	0	0	0	12.800
402	10	02	00	Materiales y útiles de limpieza y aseo	700	0	0	0	0	0	700
402	10	08	00	Materiales para equipos de computación	1.400	0	0	0	0	0	1.400
402	10	11	00	Materiales eléctricos	10.700	0	0	0	0	0	10.700
402	99	00	00	Otros materiales y suministros	1.400	0	0	0	0	0	1.400
402	99	01	00	Otros materiales y suministros	1.400	0	0	0	0	0	1.400
403	**00**	**00**	**00**	**Servicios no personales**	**182.580**	**0**	**0**	**0**	**0**	0	**182.580**
403	06	00	00	Servicios de transporte y almacenaje	1.900	0	0	0	0	0	1.900
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.900	0	0	0	0	0	1.900
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.900	0	0	0	0	0	30.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116200 600036000 ADMINISTRACIÓN DEL NUEVO DISEÑO CURRICULAR PRESENTE EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CONSEJO NACIONAL DE UNIVERSIDADES Y AMPLIACIÓN DE LA OFERTA ACADÉMICA DE POSTGRADO

OBJETIVO DEL PROYECTO: ADMINISTRAR UN NUEVO DISEÑO CURRICULAR EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: INFORME **META:** 45

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600036002 REGIONALIZAR LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO, PARA SOMETERLA A LA AUTORIZACIÓN Y ACREDITACIÓN ANTE EL CNU

UNIDAD DE MEDIDA: INFORME **META:** 27

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO Y ADIESTRAMIENTO DE LA ENAHP-IUT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	12.000	0	0	0	0	0	12.000
403	07	03	00	Relaciones sociales	18.000	0	0	0	0	0	18.000
403	07	04	00	Avisos	900	0	0	0	0	0	900
403	09	00	00	Viáticos y pasajes	46.500	0	0	0	0	0	46.500
403	09	01	00	Viáticos y pasajes dentro del país	22.000	0	0	0	0	0	22.000
403	09	02	00	Viáticos y pasajes fuera del país	24.500	0	0	0	0	0	24.500
403	10	00	00	Servicios profesionales y técnicos	25.948	0	0	0	0	0	25.948
403	10	03	00	Servicios de procesamiento de datos	3.948	0	0	0	0	0	3.948
403	10	99	00	Otros servicios profesionales y técnicos	22.000	0	0	0	0	0	22.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.800	0	0	0	0	0	3.800
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.700	0	0	0	0	0	1.700
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.050	0	0	0	0	0	1.050
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.050	0	0	0	0	0	1.050
403	12	00	00	Conservación y reparaciones menores de obras	15.000	0	0	0	0	0	15.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	15.000	0	0	0	0	0	15.000
403	18	00	00	Impuestos indirectos	39.532	0	0	0	0	0	39.532
403	18	01	00	Impuesto al valor agregado	39.532	0	0	0	0	0	39.532
403	99	00	00	Otros servicios no personales	19.000	0	0	0	0	0	19.000
403	99	01	00	Otros servicios no personales	19.000	0	0	0	0	0	19.000
404	**00**	**00**	**00**	**Activos reales**	**89.400**	**0**	**0**	**0**	**0**	0	**89.400**
404	01	00	00	Repuestos y reparaciones mayores	8.930	0	0	0	0	0	8.930
404	01	01	00	Repuestos mayores	8.930	0	0	0	0	0	8.930
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	2.450	0	0	0	0	0	2.450

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116200 600036000 ADMINISTRACIÓN DEL NUEVO DISEÑO CURRICULAR PRESENTE EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CONSEJO NACIONAL DE UNIVERSIDADES Y AMPLIACIÓN DE LA OFERTA ACADÉMICA DE POSTGRADO

OBJETIVO DEL PROYECTO: ADMINISTRAR UN NUEVO DISEÑO CURRICULAR EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: INFORME **META:** 45

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600036002 REGIONALIZAR LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO, PARA SOMETERLA A LA AUTORIZACIÓN Y ACREDITACIÓN ANTE EL CNU

UNIDAD DE MEDIDA: INFORME **META:** 27

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO Y ADIESTRAMIENTO DE LA ENAHP-IUT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	6.480	0	0	0	0	0	6.480
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	8.350	0	0	0	0	0	8.350
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	5.850	0	0	0	0	0	5.850
404	03	05	00	Maquinaria y equipos industriales y de taller	2.500	0	0	0	0	0	2.500
404	05	00	00	Equipos de comunicaciones y de señalamiento	900	0	0	0	0	0	900
404	05	01	00	Equipos de telecomunicaciones	900	0	0	0	0	0	900
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.425	0	0	0	0	0	10.425
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.185	0	0	0	0	0	6.185
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	4.240	0	0	0	0	0	4.240
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	60.795	0	0	0	0	0	60.795
404	09	02	00	Equipos de computación	22.605	0	0	0	0	0	22.605
404	09	03	00	Mobiliario y equipos de alojamiento	24.650	0	0	0	0	0	24.650
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	13.540	0	0	0	0	0	13.540
				Totales	**685.396**	**0**	**0**	**0**	**0**	0	**685.396**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116200 600036000 ADMINISTRACIÓN DEL NUEVO DISEÑO CURRICULAR PRESENTE EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CONSEJO NACIONAL DE UNIVERSIDADES Y AMPLIACIÓN DE LA OFERTA ACADÉMICA DE POSTGRADO

OBJETIVO DEL PROYECTO: ADMINISTRAR UN NUEVO DISEÑO CURRICULAR EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: INFORME **META:** 45

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600036003 DISEÑAR NUEVOS PROGRAMAS DE ESTUDIOS EN POSTGRADO A NIVEL DE ESPECIALIZACIONES TÉCNICAS, ESPECIALIZACIONES Y LA FORMULACIÓN DE LOS ESTUDIOS DE FACTIBILIDAD DE LAS MAESTRIAS

UNIDAD DE MEDIDA: INFORME **META:** 14

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO Y ADIESTRAMIENTO DE LA ENAHP-IUT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.779.831**	**0**	**0**	**0**	**0**	0	**1.779.831**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.779.831	0	0	0	0	0	1.779.831
401	01	18	00	Remuneraciones al personal contratado	1.779.831	0	0	0	0	0	1.779.831
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**287.250**	**0**	**0**	**0**	**0**	0	**287.250**
402	01	00	00	Productos alimenticios y agropecuarios	65.000	0	0	0	0	0	65.000
402	01	01	00	Alimentos y bebidas para personas	65.000	0	0	0	0	0	65.000
402	05	00	00	Productos de papel, cartón e impresos	46.250	0	0	0	0	0	46.250
402	05	01	00	Pulpa de madera, papel y cartón	4.000	0	0	0	0	0	4.000
402	05	03	00	Productos de papel y cartón para oficina	38.000	0	0	0	0	0	38.000
402	05	05	00	Material de enseñanza	4.250	0	0	0	0	0	4.250
402	06	00	00	Productos químicos y derivados	79.000	0	0	0	0	0	79.000
402	06	03	00	Tintas, pinturas y colorantes	79.000	0	0	0	0	0	79.000
402	07	00	00	Productos minerales no metálicos	26.000	0	0	0	0	0	26.000
402	07	04	00	Cemento, cal y yeso	26.000	0	0	0	0	0	26.000
402	10	00	00	Productos varios y útiles diversos	64.000	0	0	0	0	0	64.000
402	10	02	00	Materiales y útiles de limpieza y aseo	3.500	0	0	0	0	0	3.500
402	10	08	00	Materiales para equipos de computación	7.000	0	0	0	0	0	7.000
402	10	11	00	Materiales eléctricos	53.500	0	0	0	0	0	53.500
402	99	00	00	Otros materiales y suministros	7.000	0	0	0	0	0	7.000
402	99	01	00	Otros materiales y suministros	7.000	0	0	0	0	0	7.000
403	**00**	**00**	**00**	**Servicios no personales**	**912.900**	**0**	**0**	**0**	**0**	0	**912.900**
403	06	00	00	Servicios de transporte y almacenaje	9.500	0	0	0	0	0	9.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	9.500	0	0	0	0	0	9.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	154.500	0	0	0	0	0	154.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116200 600036000 ADMINISTRACIÓN DEL NUEVO DISEÑO CURRICULAR PRESENTE EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CONSEJO NACIONAL DE UNIVERSIDADES Y AMPLIACIÓN DE LA OFERTA ACADÉMICA DE POSTGRADO

OBJETIVO DEL PROYECTO: ADMINISTRAR UN NUEVO DISEÑO CURRICULAR EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: INFORME . **META:** 45

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600036003 DISEÑAR NUEVOS PROGRAMAS DE ESTUDIOS EN POSTGRADO A NIVEL DE ESPECIALIZACIONES TÉCNICAS, ESPECIALIZACIONES Y LA FORMULACIÓN DE LOS ESTUDIOS DE FACTIBILIDAD DE LAS MAESTRIAS

UNIDAD DE MEDIDA: INFORME **META:** 14

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO Y ADIESTRAMIENTO DE LA ENAHP-IUT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	60.000	0	0	0	0	0	60.000
403	07	03	00	Relaciones sociales	90.000	0	0	0	0	0	90.000
403	07	04	00	Avisos	4.500	0	0	0	0	0	4.500
403	09	00	00	Viáticos y pasajes	232.500	0	0	0	0	0	232.500
403	09	01	00	Viáticos y pasajes dentro del país	110.000	0	0	0	0	0	110.000
403	09	02	00	Viáticos y pasajes fuera del país	122.500	0	0	0	0	0	122.500
403	10	00	00	Servicios profesionales y técnicos	129.742	0	0	0	0	0	129.742
403	10	03	00	Servicios de procesamiento de datos	19.742	0	0	0	0	0	19.742
403	10	99	00	Otros servicios profesionales y técnicos	110.000	0	0	0	0	0	110.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	19.000	0	0	0	0	0	19.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	8.500	0	0	0	0	0	8.500
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.250	0	0	0	0	0	5.250
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.250	0	0	0	0	0	5.250
403	12	00	00	Conservación y reparaciones menores de obras	75.000	0	0	0	0	0	75.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	75.000	0	0	0	0	0	75.000
403	18	00	00	Impuestos indirectos	197.658	0	0	0	0	0	197.658
403	18	01	00	Impuesto al valor agregado	197.658	0	0	0	0	0	197.658
403	99	00	00	Otros servicios no personales	95.000	0	0	0	0	0	95.000
403	99	01	00	Otros servicios no personales	95.000	0	0	0	0	0	95.000
404	**00**	**00**	**00**	**Activos reales**	**447.000**	**0**	**0**	**0**	**0**	0	**447.000**
404	01	00	00	Repuestos y reparaciones mayores	44.650	0	0	0	0	0	44.650
404	01	01	00	Repuestos mayores	44.650	0	0	0	0	0	44.650
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	12.250	0	0	0	0	0	12.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116200 600036000 ADMINISTRACIÓN DEL NUEVO DISEÑO CURRICULAR PRESENTE EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CONSEJO NACIONAL DE UNIVERSIDADES Y AMPLIACIÓN DE LA OFERTA ACADÉMICA DE POSTGRADO

OBJETIVO DEL PROYECTO: ADMINISTRAR UN NUEVO DISEÑO CURRICULAR EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: INFORME **META:** 45

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600036003 DISEÑAR NUEVOS PROGRAMAS DE ESTUDIOS EN POSTGRADO A NIVEL DE ESPECIALIZACIONES TÉCNICAS, ESPECIALIZACIONES Y LA FORMULACIÓN DE LOS ESTUDIOS DE FACTIBILIDAD DE LAS MAESTRIAS

UNIDAD DE MEDIDA: INFORME **META:** 14

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO Y ADIESTRAMIENTO DE LA ENAHP-IUT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	32.400	0	0	0	0	0	32.400
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	41.750	0	0	0	0	0	41.750
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	29.250	0	0	0	0	0	29.250
404	03	05	00	Maquinaria y equipos industriales y de taller	12.500	0	0	0	0	0	12.500
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.500	0	0	0	0	0	4.500
404	05	01	00	Equipos de telecomunicaciones	4.500	0	0	0	0	0	4.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	52.125	0	0	0	0	0	52.125
404	07	02	00	Equipos de enseñanza, deporte y recreación	30.925	0	0	0	0	0	30.925
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	21.200	0	0	0	0	0	21.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	303.975	0	0	0	0	0	303.975
404	09	02	00	Equipos de computación	113.025	0	0	0	0	0	113.025
404	09	03	00	Mobiliario y equipos de alojamiento	123.250	0	0	0	0	0	123.250
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	67.700	0	0	0	0	0	67.700
407	**00**	**00**	**00**	**Transferencias y donaciones**	**290.000**	**0**	**0**	**0**	**0**	0	**290.000**
407	01	00	00	Transferencias y donaciones corrientes internas	290.000	0	0	0	0	0	290.000
407	01	01	00	Transferencias corrientes internas al sector privado	290.000	0	0	0	0	0	290.000
407	01	01	05	Becas de perfeccionamiento profesional en el país	290.000	0	0	0	0	0	290.000
				Totales	**3.716.981**	**0**	**0**	**0**	**0**	0	**3.716.981**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116200 600036000 ADMINISTRACIÓN DEL NUEVO DISEÑO CURRICULAR PRESENTE EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CONSEJO NACIONAL DE UNIVERSIDADES Y AMPLIACIÓN DE LA OFERTA ACADÉMICA DE POSTGRADO

OBJETIVO DEL PROYECTO: ADMINISTRAR UN NUEVO DISEÑO CURRICULAR EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: INFORME **META:** 45

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600036004 APLICACIÓN DE LA MODALIDAD SEMI PRESENCIAL, EN LOS ESTUDIOS DE POSTGRADO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO Y ADIESTRAMIENTO DE LA ENAHP-IUT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**711.932**	**0**	**0**	**0**	**0**	0	**711.932**
401	01	00	00	Sueldos, salarios y otras retribuciones	711.932	0	0	0	0	0	711.932
401	01	18	00	Remuneraciones al personal contratado	711.932	0	0	0	0	0	711.932
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**114.900**	**0**	**0**	**0**	**0**	0	**114.900**
402	01	00	00	Productos alimenticios y agropecuarios	26.000	0	0	0	0	0	26.000
402	01	01	00	Alimentos y bebidas para personas	26.000	0	0	0	0	0	26.000
402	05	00	00	Productos de papel, cartón e impresos	18.500	0	0	0	0	0	18.500
402	05	01	00	Pulpa de madera, papel y cartón	1.600	0	0	0	0	0	1.600
402	05	03	00	Productos de papel y cartón para oficina	15.200	0	0	0	0	0	15.200
402	05	05	00	Material de enseñanza	1.700	0	0	0	0	0	1.700
402	06	00	00	Productos químicos y derivados	31.600	0	0	0	0	0	31.600
402	06	03	00	Tintas, pinturas y colorantes	31.600	0	0	0	0	0	31.600
402	07	00	00	Productos minerales no metálicos	10.400	0	0	0	0	0	10.400
402	07	04	00	Cemento, cal y yeso	10.400	0	0	0	0	0	10.400
402	10	00	00	Productos varios y útiles diversos	25.600	0	0	0	0	0	25.600
402	10	02	00	Materiales y útiles de limpieza y aseo	1.400	0	0	0	0	0	1.400
402	10	08	00	Materiales para equipos de computación	2.800	0	0	0	0	0	2.800
402	10	11	00	Materiales eléctricos	21.400	0	0	0	0	0	21.400
402	99	00	00	Otros materiales y suministros	2.800	0	0	0	0	0	2.800
402	99	01	00	Otros materiales y suministros	2.800	0	0	0	0	0	2.800
403	**00**	**00**	**00**	**Servicios no personales**	**365.160**	**0**	**0**	**0**	**0**	0	**365.160**
403	06	00	00	Servicios de transporte y almacenaje	3.800	0	0	0	0	0	3.800
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.800	0	0	0	0	0	3.800
403	07	00	00	Servicios de información, impresión y relaciones públicas	61.800	0	0	0	0	0	61.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116200 600036000 ADMINISTRACIÓN DEL NUEVO DISEÑO CURRICULAR PRESENTE EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CONSEJO NACIONAL DE UNIVERSIDADES Y AMPLIACIÓN DE LA OFERTA ACADÉMICA DE POSTGRADO

OBJETIVO DEL PROYECTO: ADMINISTRAR UN NUEVO DISEÑO CURRICULAR EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: INFORME **META:** 45

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600036004 APLICACIÓN DE LA MODALIDAD SEMI PRESENCIAL, EN LOS ESTUDIOS DE POSTGRADO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO Y ADIESTRAMIENTO DE LA ENAHP-IUT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	24.000	0	0	0	0	0	24.000
403	07	03	00	Relaciones sociales	36.000	0	0	0	0	0	36.000
403	07	04	00	Avisos	1.800	0	0	0	0	0	1.800
403	09	00	00	Viáticos y pasajes	93.000	0	0	0	0	0	93.000
403	09	01	00	Viáticos y pasajes dentro del país	44.000	0	0	0	0	0	44.000
403	09	02	00	Viáticos y pasajes fuera del país	49.000	0	0	0	0	0	49.000
403	10	00	00	Servicios profesionales y técnicos	51.897	0	0	0	0	0	51.897
403	10	03	00	Servicios de procesamiento de datos	7.897	0	0	0	0	0	7.897
403	10	99	00	Otros servicios profesionales y técnicos	44.000	0	0	0	0	0	44.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.600	0	0	0	0	0	7.600
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	3.400	0	0	0	0	0	3.400
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.100	0	0	0	0	0	2.100
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.100	0	0	0	0	0	2.100
403	12	00	00	Conservación y reparaciones menores de obras	30.000	0	0	0	0	0	30.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	79.063	0	0	0	0	0	79.063
403	18	01	00	Impuesto al valor agregado	79.063	0	0	0	0	0	79.063
403	99	00	00	Otros servicios no personales	38.000	0	0	0	0	0	38.000
403	99	01	00	Otros servicios no personales	38.000	0	0	0	0	0	38.000
404	**00**	**00**	**00**	**Activos reales**	**178.800**	**0**	**0**	**0**	**0**	0	**178.800**
404	01	00	00	Repuestos y reparaciones mayores	17.860	0	0	0	0	0	17.860
404	01	01	00	Repuestos mayores	17.860	0	0	0	0	0	17.860
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	4.900	0	0	0	0	0	4.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116200 600036000 ADMINISTRACIÓN DEL NUEVO DISEÑO CURRICULAR PRESENTE EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CONSEJO NACIONAL DE UNIVERSIDADES Y AMPLIACIÓN DE LA OFERTA ACADÉMICA DE POSTGRADO

OBJETIVO DEL PROYECTO: ADMINISTRAR UN NUEVO DISEÑO CURRICULAR EN LOS PROGRAMAS DE ESTUDIOS EN POSTGRADO AUTORIZADOS POR EL CNU

UNIDAD DE MEDIDA: INFORME **META:** 45

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600036004 APLICACIÓN DE LA MODALIDAD SEMI PRESENCIAL, EN LOS ESTUDIOS DE POSTGRADO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE POSTGRADO Y ADIESTRAMIENTO DE LA ENAHP-IUT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	12.960	0	0	0	0	0	12.960
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	16.700	0	0	0	0	0	16.700
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	11.700	0	0	0	0	0	11.700
404	03	05	00	Maquinaria y equipos industriales y de taller	5.000	0	0	0	0	0	5.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.800	0	0	0	0	0	1.800
404	05	01	00	Equipos de telecomunicaciones	1.800	0	0	0	0	0	1.800
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	20.850	0	0	0	0	0	20.850
404	07	02	00	Equipos de enseñanza, deporte y recreación	12.370	0	0	0	0	0	12.370
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	8.480	0	0	0	0	0	8.480
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	121.590	0	0	0	0	0	121.590
404	09	02	00	Equipos de computación	45.210	0	0	0	0	0	45.210
404	09	03	00	Mobiliario y equipos de alojamiento	49.300	0	0	0	0	0	49.300
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	27.080	0	0	0	0	0	27.080
				Totales	**1.370.792**	**0**	**0**	**0**	**0**	0	**1.370.792**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116153 600037000 PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: APOYAR EL DESARROLLO INTEGRAL, A TRAVÉS DE LA GENERACIÓN DE INFORMACIÓN NACIONAL, REGIONAL Y LOCAL, QUE PERMITA LA TOMA DE DECISIONES, A FIN DE VINCULAR LOS MEDIOS DE PRODUCCIÓN Y LA ORGANIZACIÓN DE LA SOCIEDAD, EN EL MARCO DE UNA POLÍTICA TERRITORIAL NACIONAL, DIRIGIDA AL BIENESTAR COLECTIVO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**155.041**	**0**	**0**	**0**	**0**	**0**	**155.041**
401	01	00	00	Sueldos, salarios y otras retribuciones	155.041	0	0	0	0	0	155.041
401	01	18	00	Remuneraciones al personal contratado	155.041	0	0	0	0	0	155.041
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**941.703**	**0**	**0**	**0**	**0**	**0**	**941.703**
402	05	00	00	Productos de papel, cartón e impresos	510.098	0	0	0	0	0	510.098
402	05	03	00	Productos de papel y cartón para oficina	250.156	0	0	0	0	0	250.156
402	05	04	00	Libros, revistas y periódicos	9.809	0	0	0	0	0	9.809
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	250.133	0	0	0	0	0	250.133
402	10	00	00	Productos varios y útiles diversos	274.658	0	0	0	0	0	274.658
402	10	07	00	Productos de seguridad en el trabajo	78.474	0	0	0	0	0	78.474
402	10	08	00	Materiales para equipos de computación	196.184	0	0	0	0	0	196.184
402	99	00	00	Otros materiales y suministros	156.947	0	0	0	0	0	156.947
402	99	01	00	Otros materiales y suministros	156.947	0	0	0	0	0	156.947
403	**00**	**00**	**00**	**Servicios no personales**	**374.657**	**0**	**0**	**0**	**0**	**0**	**374.657**
403	18	00	00	Impuestos indirectos	335.420	0	0	0	0	0	335.420
403	18	01	00	Impuesto al valor agregado	335.420	0	0	0	0	0	335.420
403	99	00	00	Otros servicios no personales	39.237	0	0	0	0	0	39.237
403	99	01	00	Otros servicios no personales	39.237	0	0	0	0	0	39.237
404	**00**	**00**	**00**	**Activos reales**	**980.928**	**0**	**0**	**0**	**0**	**0**	**980.928**
404	05	00	00	Equipos de comunicaciones y de señalamiento	78.474	0	0	0	0	0	78.474
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	78.474	0	0	0	0	0	78.474
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	823.981	0	0	0	0	0	823.981
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	823.981	0	0	0	0	0	823.981
404	12	00	00	Activos intangibles	78.473	0	0	0	0	0	78.473
404	12	04	00	Paquetes y programas de computación	78.473	0	0	0	0	0	78.473
				Totales	**2.452.329**	**0**	**0**	**0**	**0**	**0**	**2.452.329**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116153 600037000 PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: APOYAR EL DESARROLLO INTEGRAL, A TRAVÉS DE LA GENERACIÓN DE INFORMACIÓN NACIONAL, REGIONAL Y LOCAL, QUE PERMITA LA TOMA DE DECISIONES, A FIN DE VINCULAR LOS MEDIOS DE PRODUCCIÓN Y LA ORGANIZACIÓN DE LA SOCIEDAD, EN EL MARCO DE UNA POLÍTICA TERRITORIAL NACIONAL, DIRIGIDA AL BIENESTAR COLECTIVO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116153 600037000 PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: APOYAR EL DESARROLLO INTEGRAL, A TRAVÉS DE LA GENERACIÓN DE INFORMACIÓN NACIONAL, REGIONAL Y LOCAL, QUE PERMITA LA TOMA DE DECISIONES, A FIN DE VINCULAR LOS MEDIOS DE PRODUCCIÓN Y LA ORGANIZACIÓN DE LA SOCIEDAD, EN EL MARCO DE UNA POLÍTICA TERRITORIAL NACIONAL, DIRIGIDA AL BIENESTAR COLECTIVO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600037001 SISTEMATIZACIÓN DE LA INFORMACIÓN FÍSICO, NATURAL, SOCIO-ECONÓMICA, INFRAESTRUCTURA DE APOYO A LA POBLACIÓN Y A LAS ACTIVIDADES ECONÓMICAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN REGIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**49.067**	**0**	**0**	**0**	**0**	0	**49.067**
402	05	00	00	Productos de papel, cartón e impresos	29.449	0	0	0	0	0	29.449
402	05	03	00	Productos de papel y cartón para oficina	14.736	0	0	0	0	0	14.736
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	14.713	0	0	0	0	0	14.713
402	10	00	00	Productos varios y útiles diversos	9.809	0	0	0	0	0	9.809
402	10	08	00	Materiales para equipos de computación	9.809	0	0	0	0	0	9.809
402	99	00	00	Otros materiales y suministros	9.809	0	0	0	0	0	9.809
402	99	01	00	Otros materiales y suministros	9.809	0	0	0	0	0	9.809
403	**00**	**00**	**00**	**Servicios no personales**	**5.885**	**0**	**0**	**0**	**0**	0	**5.885**
403	18	00	00	Impuestos indirectos	5.885	0	0	0	0	0	5.885
403	18	01	00	Impuesto al valor agregado	5.885	0	0	0	0	0	5.885
				Totales	**54.952**	**0**	**0**	**0**	**0**	0	**54.952**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116153 600037000 PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: APOYAR EL DESARROLLO INTEGRAL, A TRAVÉS DE LA GENERACIÓN DE INFORMACIÓN NACIONAL, REGIONAL Y LOCAL, QUE PERMITA LA TOMA DE DECISIONES, A FIN DE VINCULAR LOS MEDIOS DE PRODUCCIÓN Y LA ORGANIZACIÓN DE LA SOCIEDAD, EN EL MARCO DE UNA POLÍTICA TERRITORIAL NACIONAL, DIRIGIDA AL BIENESTAR COLECTIVO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600037002 RECOPILACIÓN Y PROCESAMIENTO DE INFORMACIÓN DE LOS PROYECTOS DE INVERSIÓN PÚBLICA EN INFRAESTRUCTURA Y ACTIVIDADES PRODUCTIVAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN REGIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**49.045**	**0**	**0**	**0**	**0**	0	**49.045**
402	05	00	00	Productos de papel, cartón e impresos	29.427	0	0	0	0	0	29.427
402	05	03	00	Productos de papel y cartón para oficina	9.809	0	0	0	0	0	9.809
402	05	04	00	Libros, revistas y periódicos	9.809	0	0	0	0	0	9.809
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	9.809	0	0	0	0	0	9.809
402	10	00	00	Productos varios y útiles diversos	9.809	0	0	0	0	0	9.809
402	10	08	00	Materiales para equipos de computación	9.809	0	0	0	0	0	9.809
402	99	00	00	Otros materiales y suministros	9.809	0	0	0	0	0	9.809
402	99	01	00	Otros materiales y suministros	9.809	0	0	0	0	0	9.809
403	**00**	**00**	**00**	**Servicios no personales**	**5.885**	**0**	**0**	**0**	**0**	0	**5.885**
403	18	00	00	Impuestos indirectos	5.885	0	0	0	0	0	5.885
403	18	01	00	Impuesto al valor agregado	5.885	0	0	0	0	0	5.885
				Totales	**54.930**	**0**	**0**	**0**	**0**	0	**54.930**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116153 600037000 PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: APOYAR EL DESARROLLO INTEGRAL, A TRAVÉS DE LA GENERACIÓN DE INFORMACIÓN NACIONAL, REGIONAL Y LOCAL, QUE PERMITA LA TOMA DE DECISIONES, A FIN DE VINCULAR LOS MEDIOS DE PRODUCCIÓN Y LA ORGANIZACIÓN DE LA SOCIEDAD, EN EL MARCO DE UNA POLÍTICA TERRITORIAL NACIONAL, DIRIGIDA AL BIENESTAR COLECTIVO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600037003 REALIZACIÓN DE TRABAJO DE CAMPO PARA VISUALIZAR Y LEVANTAR EN SITIO LA INFORMACIÓN RELACIONADA A LAS VARIABLES TERRITORIALES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN REGIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**124.033**	**0**	**0**	**0**	**0**	0	**124.033**
401	01	00	00	Sueldos, salarios y otras retribuciones	124.033	0	0	0	0	0	124.033
401	01	18	00	Remuneraciones al personal contratado	124.033	0	0	0	0	0	124.033
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**392.370**	**0**	**0**	**0**	**0**	0	**392.370**
402	05	00	00	Productos de papel, cartón e impresos	156.948	0	0	0	0	0	156.948
402	05	03	00	Productos de papel y cartón para oficina	78.474	0	0	0	0	0	78.474
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	78.474	0	0	0	0	0	78.474
402	10	00	00	Productos varios y útiles diversos	156.948	0	0	0	0	0	156.948
402	10	07	00	Productos de seguridad en el trabajo	78.474	0	0	0	0	0	78.474
402	10	08	00	Materiales para equipos de computación	78.474	0	0	0	0	0	78.474
402	99	00	00	Otros materiales y suministros	78.474	0	0	0	0	0	78.474
402	99	01	00	Otros materiales y suministros	78.474	0	0	0	0	0	78.474
403	**00**	**00**	**00**	**Servicios no personales**	**194.169**	**0**	**0**	**0**	**0**	0	**194.169**
403	18	00	00	Impuestos indirectos	194.169	0	0	0	0	0	194.169
403	18	01	00	Impuesto al valor agregado	194.169	0	0	0	0	0	194.169
404	**00**	**00**	**00**	**Activos reales**	**392.372**	**0**	**0**	**0**	**0**	0	**392.372**
404	05	00	00	Equipos de comunicaciones y de señalamiento	78.474	0	0	0	0	0	78.474
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	78.474	0	0	0	0	0	78.474
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	313.898	0	0	0	0	0	313.898
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	313.898	0	0	0	0	0	313.898
				Totales	**1.102.944**	**0**	**0**	**0**	**0**	0	**1.102.944**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116153 600037000 PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: APOYAR EL DESARROLLO INTEGRAL, A TRAVÉS DE LA GENERACIÓN DE INFORMACIÓN NACIONAL, REGIONAL Y LOCAL, QUE PERMITA LA TOMA DE DECISIONES, A FIN DE VINCULAR LOS MEDIOS DE PRODUCCIÓN Y LA ORGANIZACIÓN DE LA SOCIEDAD, EN EL MARCO DE UNA POLÍTICA TERRITORIAL NACIONAL, DIRIGIDA AL BIENESTAR COLECTIVO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600037004 DISEÑO Y GENERACIÓN DE CARTOGRAFÍA TEMÁTICA DE LOS PROYECTOS DE INVERSIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: MAPA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN REGIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**31.008**	**0**	**0**	**0**	**0**	0	**31.008**
401	01	00	00	Sueldos, salarios y otras retribuciones	31.008	0	0	0	0	0	31.008
401	01	18	00	Remuneraciones al personal contratado	31.008	0	0	0	0	0	31.008
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**196.184**	**0**	**0**	**0**	**0**	0	**196.184**
402	05	00	00	Productos de papel, cartón e impresos	117.710	0	0	0	0	0	117.710
402	05	03	00	Productos de papel y cartón para oficina	58.855	0	0	0	0	0	58.855
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	58.855	0	0	0	0	0	58.855
402	10	00	00	Productos varios y útiles diversos	39.237	0	0	0	0	0	39.237
402	10	08	00	Materiales para equipos de computación	39.237	0	0	0	0	0	39.237
402	99	00	00	Otros materiales y suministros	39.237	0	0	0	0	0	39.237
402	99	01	00	Otros materiales y suministros	39.237	0	0	0	0	0	39.237
403	**00**	**00**	**00**	**Servicios no personales**	**47.084**	**0**	**0**	**0**	**0**	0	**47.084**
403	18	00	00	Impuestos indirectos	47.084	0	0	0	0	0	47.084
403	18	01	00	Impuesto al valor agregado	47.084	0	0	0	0	0	47.084
404	**00**	**00**	**00**	**Activos reales**	**196.186**	**0**	**0**	**0**	**0**	0	**196.186**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	196.186	0	0	0	0	0	196.186
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	196.186	0	0	0	0	0	196.186
				Totales	**470.462**	**0**	**0**	**0**	**0**	0	**470.462**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116153 600037000 PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: APOYAR EL DESARROLLO INTEGRAL, A TRAVÉS DE LA GENERACIÓN DE INFORMACIÓN NACIONAL, REGIONAL Y LOCAL, QUE PERMITA LA TOMA DE DECISIONES, A FIN DE VINCULAR LOS MEDIOS DE PRODUCCIÓN Y LA ORGANIZACIÓN DE LA SOCIEDAD, EN EL MARCO DE UNA POLÍTICA TERRITORIAL NACIONAL, DIRIGIDA AL BIENESTAR COLECTIVO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600037005 DEFINICIÓN DE METAS, OBJETIVOS Y LÍNEAS ESTRATÉGICAS PARA LA PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN REGIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**98.090**	**0**	**0**	**0**	**0**	0	**98.090**
402	05	00	00	Productos de papel, cartón e impresos	58.854	0	0	0	0	0	58.854
402	05	03	00	Productos de papel y cartón para oficina	29.427	0	0	0	0	0	29.427
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	29.427	0	0	0	0	0	29.427
402	10	00	00	Productos varios y útiles diversos	19.618	0	0	0	0	0	19.618
402	10	08	00	Materiales para equipos de computación	19.618	0	0	0	0	0	19.618
402	99	00	00	Otros materiales y suministros	19.618	0	0	0	0	0	19.618
402	99	01	00	Otros materiales y suministros	19.618	0	0	0	0	0	19.618
403	**00**	**00**	**00**	**Servicios no personales**	**23.542**	**0**	**0**	**0**	**0**	0	**23.542**
403	18	00	00	Impuestos indirectos	23.542	0	0	0	0	0	23.542
403	18	01	00	Impuesto al valor agregado	23.542	0	0	0	0	0	23.542
404	**00**	**00**	**00**	**Activos reales**	**98.092**	**0**	**0**	**0**	**0**	0	**98.092**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	78.474	0	0	0	0	0	78.474
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	78.474	0	0	0	0	0	78.474
404	12	00	00	Activos intangibles	19.618	0	0	0	0	0	19.618
404	12	04	00	Paquetes y programas de computación	19.618	0	0	0	0	0	19.618
				Totales	**219.724**	**0**	**0**	**0**	**0**	0	**219.724**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116153 600037000 PLANIFICACIÓN TERRITORIAL DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: APOYAR EL DESARROLLO INTEGRAL, A TRAVÉS DE LA GENERACIÓN DE INFORMACIÓN NACIONAL, REGIONAL Y LOCAL, QUE PERMITA LA TOMA DE DECISIONES, A FIN DE VINCULAR LOS MEDIOS DE PRODUCCIÓN Y LA ORGANIZACIÓN DE LA SOCIEDAD, EN EL MARCO DE UNA POLÍTICA TERRITORIAL NACIONAL, DIRIGIDA AL BIENESTAR COLECTIVO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600037006 PUBLICACIÓN DE INFORMACIÓN DOCUMENTAL Y GRÁFICA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN REGIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**156.947**	**0**	**0**	**0**	**0**	0	**156.947**
402	05	00	00	Productos de papel, cartón e impresos	117.710	0	0	0	0	0	117.710
402	05	03	00	Productos de papel y cartón para oficina	58.855	0	0	0	0	0	58.855
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	58.855	0	0	0	0	0	58.855
402	10	00	00	Productos varios y útiles diversos	39.237	0	0	0	0	0	39.237
402	10	08	00	Materiales para equipos de computación	39.237	0	0	0	0	0	39.237
403	**00**	**00**	**00**	**Servicios no personales**	**98.092**	**0**	**0**	**0**	**0**	0	**98.092**
403	18	00	00	Impuestos indirectos	58.855	0	0	0	0	0	58.855
403	18	01	00	Impuesto al valor agregado	58.855	0	0	0	0	0	58.855
403	99	00	00	Otros servicios no personales	39.237	0	0	0	0	0	39.237
403	99	01	00	Otros servicios no personales	39.237	0	0	0	0	0	39.237
404	**00**	**00**	**00**	**Activos reales**	**294.278**	**0**	**0**	**0**	**0**	0	**294.278**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	235.423	0	0	0	0	0	235.423
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	235.423	0	0	0	0	0	235.423
404	12	00	00	Activos intangibles	58.855	0	0	0	0	0	58.855
404	12	04	00	Paquetes y programas de computación	58.855	0	0	0	0	0	58.855
				Totales	**549.317**	**0**	**0**	**0**	**0**	0	**549.317**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116127 600038000 SISTEMATIZACIÓN DE LA INFORMACIÓN DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: COORDINAR LA FORMULACIÓN DE LA POLÍTICA NACIONAL EN MATERIA DE GASTO PÚBLICO, CON LA FINALIDAD DE ORIENTAR LA INVERSIÓN EN EL TERRITORIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**179.620**	**0**	**0**	**0**	**0**	**0**	**179.620**
401	01	00	00	Sueldos, salarios y otras retribuciones	179.620	0	0	0	0	0	179.620
401	01	18	00	Remuneraciones al personal contratado	179.620	0	0	0	0	0	179.620
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**514.995**	**0**	**0**	**0**	**0**	**0**	**514.995**
402	05	00	00	Productos de papel, cartón e impresos	267.804	0	0	0	0	0	267.804
402	05	03	00	Productos de papel y cartón para oficina	123.609	0	0	0	0	0	123.609
402	05	04	00	Libros, revistas y periódicos	20.599	0	0	0	0	0	20.599
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	123.596	0	0	0	0	0	123.596
402	10	00	00	Productos varios y útiles diversos	144.195	0	0	0	0	0	144.195
402	10	07	00	Productos de seguridad en el trabajo	41.199	0	0	0	0	0	41.199
402	10	08	00	Materiales para equipos de computación	102.996	0	0	0	0	0	102.996
402	99	00	00	Otros materiales y suministros	102.996	0	0	0	0	0	102.996
402	99	01	00	Otros materiales y suministros	102.996	0	0	0	0	0	102.996
403	**00**	**00**	**00**	**Servicios no personales**	**261.796**	**0**	**0**	**0**	**0**	**0**	**261.796**
403	18	00	00	Impuestos indirectos	261.796	0	0	0	0	0	261.796
403	18	01	00	Impuesto al valor agregado	261.796	0	0	0	0	0	261.796
404	**00**	**00**	**00**	**Activos reales**	**514.987**	**0**	**0**	**0**	**0**	**0**	**514.987**
404	05	00	00	Equipos de comunicaciones y de señalamiento	72.098	0	0	0	0	0	72.098
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	72.098	0	0	0	0	0	72.098
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	411.990	0	0	0	0	0	411.990
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	411.990	0	0	0	0	0	411.990
404	12	00	00	Activos intangibles	30.899	0	0	0	0	0	30.899
404	12	04	00	Paquetes y programas de computación	30.899	0	0	0	0	0	30.899
				Totales	**1.471.398**	**0**	**0**	**0**	**0**	**0**	**1.471.398**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116127 600038000 SISTEMATIZACIÓN DE LA INFORMACIÓN DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: COORDINAR LA FORMULACIÓN DE LA POLÍTICA NACIONAL EN MATERIA DE GASTO PÚBLICO, CON LA FINALIDAD DE ORIENTAR LA INVERSIÓN EN EL TERRITORIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116127 600038000 SISTEMATIZACIÓN DE LA INFORMACIÓN DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: COORDINAR LA FORMULACIÓN DE LA POLÍTICA NACIONAL EN MATERIA DE GASTO PÚBLICO, CON LA FINALIDAD DE ORIENTAR LA INVERSIÓN EN EL TERRITORIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600038001 RECOLECCIÓN Y PROCESAMIENTO DE LA INFORMACIÓN DE LOS PROYECTOS DE INVERSIÓN PÚBLICA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE INVERSIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**51.509**	**0**	**0**	**0**	**0**	0	**51.509**
402	05	00	00	Productos de papel, cartón e impresos	30.911	0	0	0	0	0	30.911
402	05	03	00	Productos de papel y cartón para oficina	15.462	0	0	0	0	0	15.462
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	15.449	0	0	0	0	0	15.449
402	10	00	00	Productos varios y útiles diversos	10.299	0	0	0	0	0	10.299
402	10	08	00	Materiales para equipos de computación	10.299	0	0	0	0	0	10.299
402	99	00	00	Otros materiales y suministros	10.299	0	0	0	0	0	10.299
402	99	01	00	Otros materiales y suministros	10.299	0	0	0	0	0	10.299
403	**00**	**00**	**00**	**Servicios no personales**	**6.179**	**0**	**0**	**0**	**0**	0	**6.179**
403	18	00	00	Impuestos indirectos	6.179	0	0	0	0	0	6.179
403	18	01	00	Impuesto al valor agregado	6.179	0	0	0	0	0	6.179
				Totales	**57.688**	**0**	**0**	**0**	**0**	0	**57.688**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116127 600038000 SISTEMATIZACIÓN DE LA INFORMACIÓN DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: COORDINAR LA FORMULACIÓN DE LA POLÍTICA NACIONAL EN MATERIA DE GASTO PÚBLICO, CON LA FINALIDAD DE ORIENTAR LA INVERSIÓN EN EL TERRITORIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600038002 MANEJO DE LA EJECUCIÓN FINANCIERA DE LOS FONDOS DE FINANCIAMIENTO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE INVERSIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**102.995**	**0**	**0**	**0**	**0**	0	**102.995**
402	05	00	00	Productos de papel, cartón e impresos	61.797	0	0	0	0	0	61.797
402	05	03	00	Productos de papel y cartón para oficina	20.599	0	0	0	0	0	20.599
402	05	04	00	Libros, revistas y periódicos	20.599	0	0	0	0	0	20.599
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.599	0	0	0	0	0	20.599
402	10	00	00	Productos varios y útiles diversos	20.599	0	0	0	0	0	20.599
402	10	08	00	Materiales para equipos de computación	20.599	0	0	0	0	0	20.599
402	99	00	00	Otros materiales y suministros	20.599	0	0	0	0	0	20.599
402	99	01	00	Otros materiales y suministros	20.599	0	0	0	0	0	20.599
403	**00**	**00**	**00**	**Servicios no personales**	**12.359**	**0**	**0**	**0**	**0**	0	**12.359**
403	18	00	00	Impuestos indirectos	12.359	0	0	0	0	0	12.359
403	18	01	00	Impuesto al valor agregado	12.359	0	0	0	0	0	12.359
				Totales	**115.354**	**0**	**0**	**0**	**0**	0	**115.354**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116127 600038000 SISTEMATIZACIÓN DE LA INFORMACIÓN DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: COORDINAR LA FORMULACIÓN DE LA POLÍTICA NACIONAL EN MATERIA DE GASTO PÚBLICO, CON LA FINALIDAD DE ORIENTAR LA INVERSIÓN EN EL TERRITORIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600038003 CREACIÓN DE BASE DE DATOS DE PROYECTOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE INVERSIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**143.696**	**0**	**0**	**0**	**0**	0	**143.696**
401	01	00	00	Sueldos, salarios y otras retribuciones	143.696	0	0	0	0	0	143.696
401	01	18	00	Remuneraciones al personal contratado	143.696	0	0	0	0	0	143.696
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**205.995**	**0**	**0**	**0**	**0**	0	**205.995**
402	05	00	00	Productos de papel, cartón e impresos	82.398	0	0	0	0	0	82.398
402	05	03	00	Productos de papel y cartón para oficina	41.199	0	0	0	0	0	41.199
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	41.199	0	0	0	0	0	41.199
402	10	00	00	Productos varios y útiles diversos	82.398	0	0	0	0	0	82.398
402	10	07	00	Productos de seguridad en el trabajo	41.199	0	0	0	0	0	41.199
402	10	08	00	Materiales para equipos de computación	41.199	0	0	0	0	0	41.199
402	99	00	00	Otros materiales y suministros	41.199	0	0	0	0	0	41.199
402	99	01	00	Otros materiales y suministros	41.199	0	0	0	0	0	41.199
403	**00**	**00**	**00**	**Servicios no personales**	**224.719**	**0**	**0**	**0**	**0**	0	**224.719**
403	18	00	00	Impuestos indirectos	224.719	0	0	0	0	0	224.719
403	18	01	00	Impuesto al valor agregado	224.719	0	0	0	0	0	224.719
404	**00**	**00**	**00**	**Activos reales**	**360.491**	**0**	**0**	**0**	**0**	0	**360.491**
404	05	00	00	Equipos de comunicaciones y de señalamiento	72.098	0	0	0	0	0	72.098
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	72.098	0	0	0	0	0	72.098
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	288.393	0	0	0	0	0	288.393
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	288.393	0	0	0	0	0	288.393
				Totales	**934.901**	**0**	**0**	**0**	**0**	0	**934.901**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116127 600038000 SISTEMATIZACIÓN DE LA INFORMACIÓN DE LA INVERSIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: COORDINAR LA FORMULACIÓN DE LA POLÍTICA NACIONAL EN MATERIA DE GASTO PÚBLICO, CON LA FINALIDAD DE ORIENTAR LA INVERSIÓN EN EL TERRITORIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600038004 GENERACIÓN DE INFORMACIÓN TÉCNICA ACTUALIZADA EN MATERIA DE INVERSION PÚBLICA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE INVERSIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**35.924**	**0**	**0**	**0**	**0**	0	**35.924**
401	01	00	00	Sueldos, salarios y otras retribuciones	35.924	0	0	0	0	0	35.924
401	01	18	00	Remuneraciones al personal contratado	35.924	0	0	0	0	0	35.924
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**154.496**	**0**	**0**	**0**	**0**	0	**154.496**
402	05	00	00	Productos de papel, cartón e impresos	92.698	0	0	0	0	0	92.698
402	05	03	00	Productos de papel y cartón para oficina	46.349	0	0	0	0	0	46.349
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	46.349	0	0	0	0	0	46.349
402	10	00	00	Productos varios y útiles diversos	30.899	0	0	0	0	0	30.899
402	10	08	00	Materiales para equipos de computación	30.899	0	0	0	0	0	30.899
402	99	00	00	Otros materiales y suministros	30.899	0	0	0	0	0	30.899
402	99	01	00	Otros materiales y suministros	30.899	0	0	0	0	0	30.899
403	**00**	**00**	**00**	**Servicios no personales**	**18.539**	**0**	**0**	**0**	**0**	0	**18.539**
403	18	00	00	Impuestos indirectos	18.539	0	0	0	0	0	18.539
403	18	01	00	Impuesto al valor agregado	18.539	0	0	0	0	0	18.539
404	**00**	**00**	**00**	**Activos reales**	**154.496**	**0**	**0**	**0**	**0**	0	**154.496**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	123.597	0	0	0	0	0	123.597
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	123.597	0	0	0	0	0	123.597
404	12	00	00	Activos intangibles	30.899	0	0	0	0	0	30.899
404	12	04	00	Paquetes y programas de computación	30.899	0	0	0	0	0	30.899
				Totales	**363.455**	**0**	**0**	**0**	**0**	0	**363.455**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116201 600039000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS, EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA, QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN VENEZOLANA, PARA CONTRIBUIR AL DESARROLLO ARMÓNICO DEL PAÍS

UNIDAD DE MEDIDA: ALUMNO **META:** 706 **FEMENINO:** 426 **MASCULINO:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**46.616.896**	**0**	**0**	**0**	**0**	**0**	**46.616.896**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.975.935	0	0	0	0	0	2.975.935
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.696.278	0	0	0	0	0	1.696.278
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	678.792	0	0	0	0	0	678.792
401	01	18	00	Remuneraciones al personal contratado	600.865	0	0	0	0	0	600.865
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	479.696	0	0	0	0	0	479.696
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	94.282	0	0	0	0	0	94.282
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	385.414	0	0	0	0	0	385.414
401	03	00	00	Primas	1.459.076	0	0	0	0	0	1.459.076
401	03	08	00	Primas de profesionalización a empleados	190.317	0	0	0	0	0	190.317
401	03	09	00	Primas por antigüedad a empleados	253.087	0	0	0	0	0	253.087
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	878.645	0	0	0	0	0	878.645
401	03	19	00	Primas por hijos de obreros	816	0	0	0	0	0	816
401	03	21	00	Primas por antigüedad a obreros	86.718	0	0	0	0	0	86.718
401	03	22	00	Primas de profesionalización a obreros	49.493	0	0	0	0	0	49.493
401	04	00	00	Complementos de sueldos y salarios	33.892.133	0	0	0	0	0	33.892.133
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	205.088	0	0	0	0	0	205.088
401	04	04	00	Complemento a empleados por gastos de transporte	320.400	0	0	0	0	0	320.400
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	351.124	0	0	0	0	0	351.124
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	100.000	0	0	0	0	0	100.000
401	04	17	00	Complemento a obreros por gastos de transporte	108.000	0	0	0	0	0	108.000
401	04	96	00	Otros complementos a empleados	32.707.521	0	0	0	0	0	32.707.521
401	04	97	00	Otros complementos a obreros	100.000	0	0	0	0	0	100.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.213.276	0	0	0	0	0	4.213.276
401	05	01	00	Aguinaldos a empleados	2.122.114	0	0	0	0	0	2.122.114
401	05	03	00	Bono vacacional a empleados	296.313	0	0	0	0	0	296.313
401	05	04	00	Aguinaldos a obreros	1.003.856	0	0	0	0	0	1.003.856
401	05	06	00	Bono vacacional a obreros	401.543	0	0	0	0	0	401.543

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116201 600039000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS, EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA, QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN VENEZOLANA, PARA CONTRIBUIR AL DESARROLLO ARMÓNICO DEL PAÍS

UNIDAD DE MEDIDA: ALUMNO **META:** 706 **FEMENINO:** 426 **MASCULINO:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	07	00	Aguinaldos al personal contratado	278.178	0	0	0	0	0	278.178
401	05	08	00	Bono vacacional al personal contratado	111.272	0	0	0	0	0	111.272
401	06	00	00	Aportes patronales y legales	647.871	0	0	0	0	0	647.871
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	381.723	0	0	0	0	0	381.723
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	109.215	0	0	0	0	0	109.215
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	72.105	0	0	0	0	0	72.105
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	84.828	0	0	0	0	0	84.828
401	07	00	00	Asistencia socio-económica	4.000	0	0	0	0	0	4.000
401	07	19	00	Ayudas por matrimonio de obreros	2.000	0	0	0	0	0	2.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.000	0	0	0	0	0	2.000
401	96	00	00	Otros gastos del personal empleado	547.122	0	0	0	0	0	547.122
401	96	01	00	Otros gastos del personal empleado	547.122	0	0	0	0	0	547.122
401	97	00	00	Otros gastos del personal obrero	2.397.787	0	0	0	0	0	2.397.787
401	97	01	00	Otros gastos del personal obrero	2.397.787	0	0	0	0	0	2.397.787
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.220.417**	**0**	**0**	**0**	**0**	**0**	**9.220.417**
402	01	00	00	Productos alimenticios y agropecuarios	750.000	0	0	0	0	0	750.000
402	01	01	00	Alimentos y bebidas para personas	750.000	0	0	0	0	0	750.000
402	03	00	00	Textiles y vestuarios	602.112	0	0	0	0	0	602.112
402	03	02	00	Prendas de vestir	559.812	0	0	0	0	0	559.812
402	03	03	00	Calzados	42.300	0	0	0	0	0	42.300
402	04	00	00	Productos de cuero y caucho	27.027	0	0	0	0	0	27.027
402	04	03	00	Cauchos y tripas para vehículos	27.027	0	0	0	0	0	27.027
402	05	00	00	Productos de papel, cartón e impresos	2.258.516	0	0	0	0	0	2.258.516
402	05	01	00	Pulpa de madera, papel y cartón	101.615	0	0	0	0	0	101.615
402	05	02	00	Envases y cajas de papel y cartón	57.902	0	0	0	0	0	57.902
402	05	03	00	Productos de papel y cartón para oficina	313.757	0	0	0	0	0	313.757
402	05	04	00	Libros, revistas y periódicos	42.963	0	0	0	0	0	42.963
402	05	05	00	Material de enseñanza	23.642	0	0	0	0	0	23.642

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116201 600039000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS, EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA, QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN VENEZOLANA, PARA CONTRIBUIR AL DESARROLLO ARMÓNICO DEL PAÍS

UNIDAD DE MEDIDA: ALUMNO **META:** 706 **FEMENINO:** 426 **MASCULINO:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	06	00	Productos de papel y cartón para computación	51.139	0	0	0	0	0	51.139
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.667.498	0	0	0	0	0	1.667.498
402	06	00	00	Productos químicos y derivados	1.776.076	0	0	0	0	0	1.776.076
402	06	03	00	Tintas, pinturas y colorantes	1.565.301	0	0	0	0	0	1.565.301
402	06	04	00	Productos farmacéuticos y medicamentos	29.039	0	0	0	0	0	29.039
402	06	06	00	Combustibles y lubricantes	26.131	0	0	0	0	0	26.131
402	06	08	00	Productos plásticos	155.605	0	0	0	0	0	155.605
402	07	00	00	Productos minerales no metálicos	169.720	0	0	0	0	0	169.720
402	07	02	00	Vidrios y productos de vidrio	112.600	0	0	0	0	0	112.600
402	07	04	00	Cemento, cal y yeso	57.120	0	0	0	0	0	57.120
402	08	00	00	Productos metálicos	418.801	0	0	0	0	0	418.801
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	105.000	0	0	0	0	0	105.000
402	08	04	00	Productos metálicos estructurales	150.000	0	0	0	0	0	150.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	42.000	0	0	0	0	0	42.000
402	08	10	00	Repuestos y accesorios para otros equipos	121.801	0	0	0	0	0	121.801
402	10	00	00	Productos varios y útiles diversos	2.951.780	0	0	0	0	0	2.951.780
402	10	01	00	Artículos de deporte, recreación y juguetes	59.980	0	0	0	0	0	59.980
402	10	02	00	Materiales y útiles de limpieza y aseo	30.882	0	0	0	0	0	30.882
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	959.515	0	0	0	0	0	959.515
402	10	08	00	Materiales para equipos de computación	664.299	0	0	0	0	0	664.299
402	10	11	00	Materiales eléctricos	930.000	0	0	0	0	0	930.000
402	10	12	00	Materiales para instalaciones sanitarias	154.000	0	0	0	0	0	154.000
402	10	13	00	Materiales fotográficos	153.104	0	0	0	0	0	153.104
402	99	00	00	Otros materiales y suministros	266.385	0	0	0	0	0	266.385
402	99	01	00	Otros materiales y suministros	266.385	0	0	0	0	0	266.385
403	**00**	**00**	**00**	**Servicios no personales**	**15.920.142**	**0**	**0**	**0**	**0**	**0**	**15.920.142**
403	01	00	00	Alquileres de inmuebles	350.000	0	0	0	0	0	350.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	350.000	0	0	0	0	0	350.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116201 600039000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS, EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA, QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN VENEZOLANA, PARA CONTRIBUIR AL DESARROLLO ARMÓNICO DEL PAÍS

UNIDAD DE MEDIDA: ALUMNO **META:** 706 **FEMENINO:** 426 **MASCULINO:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	94.921	0	0	0	0	0	94.921
403	06	03	00	Estacionamiento	7.560	0	0	0	0	0	7.560
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	87.361	0	0	0	0	0	87.361
403	07	00	00	Servicios de información, impresión y relaciones públicas	96.731	0	0	0	0	0	96.731
403	07	02	00	Imprenta y reproducción	80.352	0	0	0	0	0	80.352
403	07	04	00	Avisos	16.379	0	0	0	0	0	16.379
403	09	00	00	Viáticos y pasajes	436.078	0	0	0	0	0	436.078
403	09	01	00	Viáticos y pasajes dentro del país	190.000	0	0	0	0	0	190.000
403	09	02	00	Viáticos y pasajes fuera del país	246.078	0	0	0	0	0	246.078
403	10	00	00	Servicios profesionales y técnicos	269.161	0	0	0	0	0	269.161
403	10	03	00	Servicios de procesamiento de datos	69.161	0	0	0	0	0	69.161
403	10	04	00	Servicios de ingeniería y arquitectónicos	200.000	0	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.263.682	0	0	0	0	0	1.263.682
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	168.000	0	0	0	0	0	168.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	52.779	0	0	0	0	0	52.779
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	70.000	0	0	0	0	0	70.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	852.903	0	0	0	0	0	852.903
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	70.000	0	0	0	0	0	70.000
403	12	00	00	Conservación y reparaciones menores de obras	8.000.000	0	0	0	0	0	8.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	8.000.000	0	0	0	0	0	8.000.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.521	0	0	0	0	0	2.521
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.521	0	0	0	0	0	2.521
403	18	00	00	Impuestos indirectos	5.143.148	0	0	0	0	0	5.143.148
403	18	01	00	Impuesto al valor agregado	5.143.148	0	0	0	0	0	5.143.148
403	99	00	00	Otros servicios no personales	263.900	0	0	0	0	0	263.900
403	99	01	00	Otros servicios no personales	263.900	0	0	0	0	0	263.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116201 600039000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS, EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA, QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN VENEZOLANA, PARA CONTRIBUIR AL DESARROLLO ARMÓNICO DEL PAÍS

UNIDAD DE MEDIDA: ALUMNO **META:** 706 **FEMENINO:** 426 **MASCULINO:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**19.814.499**	**0**	**0**	**0**	**0**	**0**	**19.814.499**
404	01	00	00	Repuestos y reparaciones mayores	787.701	0	0	0	0	0	787.701
404	01	01	00	Repuestos mayores	374.561	0	0	0	0	0	374.561
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	50.000	0	0	0	0	0	50.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	52.781	0	0	0	0	0	52.781
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	46.440	0	0	0	0	0	46.440
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	225.340	0	0	0	0	0	225.340
404	01	02	00	Reparaciones mayores de maquinaria y equipos	413.140	0	0	0	0	0	413.140
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	413.140	0	0	0	0	0	413.140
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	998.821	0	0	0	0	0	998.821
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	746.821	0	0	0	0	0	746.821
404	03	05	00	Maquinaria y equipos industriales y de taller	252.000	0	0	0	0	0	252.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	99.403	0	0	0	0	0	99.403
404	05	01	00	Equipos de telecomunicaciones	99.403	0	0	0	0	0	99.403
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.913.540	0	0	0	0	0	2.913.540
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.479.540	0	0	0	0	0	2.479.540
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	342.160	0	0	0	0	0	342.160
404	07	06	00	Instrumentos musicales y equipos de audio	91.840	0	0	0	0	0	91.840
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.015.034	0	0	0	0	0	15.015.034
404	09	01	00	Mobiliario y equipos de oficina	70.000	0	0	0	0	0	70.000
404	09	02	00	Equipos de computación	5.490.566	0	0	0	0	0	5.490.566
404	09	03	00	Mobiliario y equipos de alojamiento	9.363.468	0	0	0	0	0	9.363.468
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	91.000	0	0	0	0	0	91.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**9.206.970**	**0**	**0**	**0**	**0**	**0**	**9.206.970**
407	01	00	00	Transferencias y donaciones corrientes internas	9.206.970	0	0	0	0	0	9.206.970
407	01	01	00	Transferencias corrientes internas al sector privado	9.206.970	0	0	0	0	0	9.206.970
407	01	01	04	Becas universitarias en el país	9.115.200	0	0	0	0	0	9.115.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116201 600039000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS, EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA, QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN VENEZOLANA, PARA CONTRIBUIR AL DESARROLLO ARMÓNICO DEL PAÍS

UNIDAD DE MEDIDA: ALUMNO **META:** 706 **FEMENINO:** 426 **MASCULINO:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	05	Becas de perfeccionamiento profesional en el país	91.770	0	0	0	0	0	91.770
				Totales	**100.778.924**	**0**	**0**	**0**	**0**	**0**	**100.778.924**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116201 600039000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS, EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA, QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN VENEZOLANA, PARA CONTRIBUIR AL DESARROLLO ARMÓNICO DEL PAÍS

UNIDAD DE MEDIDA: ALUMNO **META:** 706 **FEMENINO:** 426 **MASCULINO:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116201 600039000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS, EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA, QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN VENEZOLANA, PARA CONTRIBUIR AL DESARROLLO ARMÓNICO DEL PAÍS

UNIDAD DE MEDIDA: ALUMNO **META:** 706 **FEMENINO:** 426 **MASCULINO:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600039001 DESARROLLO DEL LAPSO ACADÉMICO (LICENCIATURA EN CIENCIAS FISCALES)

UNIDAD DE MEDIDA: GRADUANDO **META:** 426

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**46.616.896**	**0**	**0**	**0**	**0**	0	**46.616.896**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.975.935	0	0	0	0	0	2.975.935
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.696.278	0	0	0	0	0	1.696.278
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	678.792	0	0	0	0	0	678.792
401	01	18	00	Remuneraciones al personal contratado	600.865	0	0	0	0	0	600.865
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	479.696	0	0	0	0	0	479.696
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	94.282	0	0	0	0	0	94.282
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	385.414	0	0	0	0	0	385.414
401	03	00	00	Primas	1.459.076	0	0	0	0	0	1.459.076
401	03	08	00	Primas de profesionalización a empleados	190.317	0	0	0	0	0	190.317
401	03	09	00	Primas por antigüedad a empleados	253.087	0	0	0	0	0	253.087
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	878.645	0	0	0	0	0	878.645
401	03	19	00	Primas por hijos de obreros	816	0	0	0	0	0	816
401	03	21	00	Primas por antigüedad a obreros	86.718	0	0	0	0	0	86.718
401	03	22	00	Primas de profesionalización a obreros	49.493	0	0	0	0	0	49.493
401	04	00	00	Complementos de sueldos y salarios	33.892.133	0	0	0	0	0	33.892.133
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	205.088	0	0	0	0	0	205.088
401	04	04	00	Complemento a empleados por gastos de transporte	320.400	0	0	0	0	0	320.400
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	351.124	0	0	0	0	0	351.124
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	100.000	0	0	0	0	0	100.000
401	04	17	00	Complemento a obreros por gastos de transporte	108.000	0	0	0	0	0	108.000
401	04	96	00	Otros complementos a empleados	32.707.521	0	0	0	0	0	32.707.521
401	04	97	00	Otros complementos a obreros	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116201 600039000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS, EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA, QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN VENEZOLANA, PARA CONTRIBUIR AL DESARROLLO ARMÓNICO DEL PAÍS

UNIDAD DE MEDIDA: ALUMNO **META:** 706 **FEMENINO:** 426 **MASCULINO:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600039001 DESARROLLO DEL LAPSO ACADÉMICO (LICENCIATURA EN CIENCIAS FISCALES)

UNIDAD DE MEDIDA: GRADUANDO **META:** 426

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.213.276	0	0	0	0	0	4.213.276
401	05	01	00	Aguinaldos a empleados	2.122.114	0	0	0	0	0	2.122.114
401	05	03	00	Bono vacacional a empleados	296.313	0	0	0	0	0	296.313
401	05	04	00	Aguinaldos a obreros	1.003.856	0	0	0	0	0	1.003.856
401	05	06	00	Bono vacacional a obreros	401.543	0	0	0	0	0	401.543
401	05	07	00	Aguinaldos al personal contratado	278.178	0	0	0	0	0	278.178
401	05	08	00	Bono vacacional al personal contratado	111.272	0	0	0	0	0	111.272
401	06	00	00	Aportes patronales y legales	647.871	0	0	0	0	0	647.871
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	381.723	0	0	0	0	0	381.723
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	109.215	0	0	0	0	0	109.215
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	72.105	0	0	0	0	0	72.105
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	84.828	0	0	0	0	0	84.828
401	07	00	00	Asistencia socio-económica	4.000	0	0	0	0	0	4.000
401	07	19	00	Ayudas por matrimonio de obreros	2.000	0	0	0	0	0	2.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.000	0	0	0	0	0	2.000
401	96	00	00	Otros gastos del personal empleado	547.122	0	0	0	0	0	547.122
401	96	01	00	Otros gastos del personal empleado	547.122	0	0	0	0	0	547.122
401	97	00	00	Otros gastos del personal obrero	2.397.787	0	0	0	0	0	2.397.787
401	97	01	00	Otros gastos del personal obrero	2.397.787	0	0	0	0	0	2.397.787
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.918.863**	**0**	**0**	**0**	**0**	0	**6.918.863**
402	01	00	00	Productos alimenticios y agropecuarios	472.500	0	0	0	0	0	472.500
402	01	01	00	Alimentos y bebidas para personas	472.500	0	0	0	0	0	472.500
402	03	00	00	Textiles y vestuarios	564.331	0	0	0	0	0	564.331

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116201 600039000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS, EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA, QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN VENEZOLANA, PARA CONTRIBUIR AL DESARROLLO ARMÓNICO DEL PAÍS

UNIDAD DE MEDIDA: ALUMNO **META:** 706 **FEMENINO:** 426 **MASCULINO:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600039001 DESARROLLO DEL LAPSO ACADÉMICO (LICENCIATURA EN CIENCIAS FISCALES)

UNIDAD DE MEDIDA: GRADUANDO **META:** 426

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	02	00	Prendas de vestir	537.682	0	0	0	0	0	537.682
402	03	03	00	Calzados	26.649	0	0	0	0	0	26.649
402	04	00	00	Productos de cuero y caucho	17.027	0	0	0	0	0	17.027
402	04	03	00	Cauchos y tripas para vehículos	17.027	0	0	0	0	0	17.027
402	05	00	00	Productos de papel, cartón e impresos	1.792.865	0	0	0	0	0	1.792.865
402	05	01	00	Pulpa de madera, papel y cartón	64.017	0	0	0	0	0	64.017
402	05	02	00	Envases y cajas de papel y cartón	36.478	0	0	0	0	0	36.478
402	05	03	00	Productos de papel y cartón para oficina	197.667	0	0	0	0	0	197.667
402	05	04	00	Libros, revistas y periódicos	27.067	0	0	0	0	0	27.067
402	05	05	00	Material de enseñanza	14.894	0	0	0	0	0	14.894
402	05	06	00	Productos de papel y cartón para computación	32.218	0	0	0	0	0	32.218
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.420.524	0	0	0	0	0	1.420.524
402	06	00	00	Productos químicos y derivados	1.488.929	0	0	0	0	0	1.488.929
402	06	03	00	Tintas, pinturas y colorantes	1.356.140	0	0	0	0	0	1.356.140
402	06	04	00	Productos farmacéuticos y medicamentos	18.295	0	0	0	0	0	18.295
402	06	06	00	Combustibles y lubricantes	16.463	0	0	0	0	0	16.463
402	06	08	00	Productos plásticos	98.031	0	0	0	0	0	98.031
402	07	00	00	Productos minerales no metálicos	106.924	0	0	0	0	0	106.924
402	07	02	00	Vidrios y productos de vidrio	70.938	0	0	0	0	0	70.938
402	07	04	00	Cemento, cal y yeso	35.986	0	0	0	0	0	35.986
402	08	00	00	Productos metálicos	263.844	0	0	0	0	0	263.844
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	66.150	0	0	0	0	0	66.150
402	08	04	00	Productos metálicos estructurales	94.500	0	0	0	0	0	94.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	26.460	0	0	0	0	0	26.460

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116201 600039000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS, EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA, QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN VENEZOLANA, PARA CONTRIBUIR AL DESARROLLO ARMÓNICO DEL PAÍS

UNIDAD DE MEDIDA: ALUMNO **META:** 706 **FEMENINO:** 426 **MASCULINO:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600039001 DESARROLLO DEL LAPSO ACADÉMICO (LICENCIATURA EN CIENCIAS FISCALES)

UNIDAD DE MEDIDA: GRADUANDO **META:** 426

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	76.734	0	0	0	0	0	76.734
402	10	00	00	Productos varios y útiles diversos	2.044.620	0	0	0	0	0	2.044.620
402	10	01	00	Artículos de deporte, recreación y juguetes	37.787	0	0	0	0	0	37.787
402	10	02	00	Materiales y útiles de limpieza y aseo	19.455	0	0	0	0	0	19.455
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	789.494	0	0	0	0	0	789.494
402	10	08	00	Materiales para equipos de computación	418.508	0	0	0	0	0	418.508
402	10	11	00	Materiales eléctricos	585.900	0	0	0	0	0	585.900
402	10	12	00	Materiales para instalaciones sanitarias	97.020	0	0	0	0	0	97.020
402	10	13	00	Materiales fotográficos	96.456	0	0	0	0	0	96.456
402	99	00	00	Otros materiales y suministros	167.823	0	0	0	0	0	167.823
402	99	01	00	Otros materiales y suministros	167.823	0	0	0	0	0	167.823
403	**00**	**00**	**00**	**Servicios no personales**	**10.115.844**	**0**	**0**	**0**	**0**	0	**10.115.844**
403	01	00	00	Alquileres de inmuebles	185.500	0	0	0	0	0	185.500
403	01	02	00	Alquileres de instalaciones culturales y recreativas	185.500	0	0	0	0	0	185.500
403	06	00	00	Servicios de transporte y almacenaje	50.308	0	0	0	0	0	50.308
403	06	03	00	Estacionamiento	4.007	0	0	0	0	0	4.007
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	46.301	0	0	0	0	0	46.301
403	07	00	00	Servicios de información, impresión y relaciones públicas	51.268	0	0	0	0	0	51.268
403	07	02	00	Imprenta y reproducción	42.587	0	0	0	0	0	42.587
403	07	04	00	Avisos	8.681	0	0	0	0	0	8.681
403	09	00	00	Viáticos y pasajes	231.121	0	0	0	0	0	231.121
403	09	01	00	Viáticos y pasajes dentro del país	100.700	0	0	0	0	0	100.700
403	09	02	00	Viáticos y pasajes fuera del país	130.421	0	0	0	0	0	130.421
403	10	00	00	Servicios profesionales y técnicos	142.655	0	0	0	0	0	142.655

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116201 600039000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS, EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA, QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN VENEZOLANA, PARA CONTRIBUIR AL DESARROLLO ARMÓNICO DEL PAÍS

UNIDAD DE MEDIDA: ALUMNO **META:** 706 **FEMENINO:** 426 **MASCULINO:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600039001 DESARROLLO DEL LAPSO ACADÉMICO (LICENCIATURA EN CIENCIAS FISCALES)

UNIDAD DE MEDIDA: GRADUANDO **META:** 426

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	03	00	Servicios de procesamiento de datos	36.655	0	0	0	0	0	36.655
403	10	04	00	Servicios de ingeniería y arquitectónicos	106.000	0	0	0	0	0	106.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	873.216	0	0	0	0	0	873.216
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	89.040	0	0	0	0	0	89.040
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	27.973	0	0	0	0	0	27.973
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	37.100	0	0	0	0	0	37.100
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	26.500	0	0	0	0	0	26.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	655.503	0	0	0	0	0	655.503
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	37.100	0	0	0	0	0	37.100
403	12	00	00	Conservación y reparaciones menores de obras	5.180.000	0	0	0	0	0	5.180.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.180.000	0	0	0	0	0	5.180.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.336	0	0	0	0	0	1.336
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.336	0	0	0	0	0	1.336
403	18	00	00	Impuestos indirectos	3.260.573	0	0	0	0	0	3.260.573
403	18	01	00	Impuesto al valor agregado	3.260.573	0	0	0	0	0	3.260.573
403	99	00	00	Otros servicios no personales	139.867	0	0	0	0	0	139.867
403	99	01	00	Otros servicios no personales	139.867	0	0	0	0	0	139.867
404	**00**	**00**	**00**	**Activos reales**	**11.911.684**	**0**	**0**	**0**	**0**	0	**11.911.684**
404	01	00	00	Repuestos y reparaciones mayores	417.481	0	0	0	0	0	417.481
404	01	01	00	Repuestos mayores	198.517	0	0	0	0	0	198.517
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	26.500	0	0	0	0	0	26.500
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	27.974	0	0	0	0	0	27.974

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116201 600039000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS, EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA, QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN VENEZOLANA, PARA CONTRIBUIR AL DESARROLLO ARMÓNICO DEL PAÍS

UNIDAD DE MEDIDA: ALUMNO **META:** 706 **FEMENINO:** 426 **MASCULINO:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600039001 DESARROLLO DEL LAPSO ACADÉMICO (LICENCIATURA EN CIENCIAS FISCALES)

UNIDAD DE MEDIDA: GRADUANDO **META:** 426

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	24.613	0	0	0	0	0	24.613
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	119.430	0	0	0	0	0	119.430
404	01	02	00	Reparaciones mayores de maquinaria y equipos	218.964	0	0	0	0	0	218.964
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	218.964	0	0	0	0	0	218.964
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	764.375	0	0	0	0	0	764.375
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	630.815	0	0	0	0	0	630.815
404	03	05	00	Maquinaria y equipos industriales y de taller	133.560	0	0	0	0	0	133.560
404	05	00	00	Equipos de comunicaciones y de señalamiento	52.684	0	0	0	0	0	52.684
404	05	01	00	Equipos de telecomunicaciones	52.684	0	0	0	0	0	52.684
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.779.176	0	0	0	0	0	1.779.176
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.549.156	0	0	0	0	0	1.549.156
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	181.345	0	0	0	0	0	181.345
404	07	06	00	Instrumentos musicales y equipos de audio	48.675	0	0	0	0	0	48.675
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.897.968	0	0	0	0	0	8.897.968
404	09	01	00	Mobiliario y equipos de oficina	37.100	0	0	0	0	0	37.100
404	09	02	00	Equipos de computación	2.910.000	0	0	0	0	0	2.910.000
404	09	03	00	Mobiliario y equipos de alojamiento	5.902.638	0	0	0	0	0	5.902.638
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	48.230	0	0	0	0	0	48.230
407	**00**	**00**	**00**	**Transferencias y donaciones**	**9.206.970**	**0**	**0**	**0**	**0**	0	**9.206.970**
407	01	00	00	Transferencias y donaciones corrientes internas	9.206.970	0	0	0	0	0	9.206.970
407	01	01	00	Transferencias corrientes internas al sector privado	9.206.970	0	0	0	0	0	9.206.970
407	01	01	04	Becas universitarias en el país	9.115.200	0	0	0	0	0	9.115.200
407	01	01	05	Becas de perfeccionamiento profesional en el país	91.770	0	0	0	0	0	91.770

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116201 600039000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS, EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA, QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN VENEZOLANA, PARA CONTRIBUIR AL DESARROLLO ARMÓNICO DEL PAÍS

UNIDAD DE MEDIDA: ALUMNO **META:** 706 **FEMENINO:** 426 **MASCULINO:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600039001 DESARROLLO DEL LAPSO ACADÉMICO (LICENCIATURA EN CIENCIAS FISCALES)

UNIDAD DE MEDIDA: GRADUANDO **META:** 426

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**84.770.257**	**0**	**0**	**0**	**0**	0	**84.770.257**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116201 600039000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS, EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA, QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN VENEZOLANA, PARA CONTRIBUIR AL DESARROLLO ARMÓNICO DEL PAÍS

UNIDAD DE MEDIDA: ALUMNO **META:** 706 **FEMENINO:** 426 **MASCULINO:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600039002 DESARROLLO DEL LAPSO ACADÉMICO EN LAS ESPECIALIZACIONES

UNIDAD DE MEDIDA: GRADUANDO **META:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.617.308**	**0**	**0**	**0**	**0**	0	**1.617.308**
402	01	00	00	Productos alimenticios y agropecuarios	195.000	0	0	0	0	0	195.000
402	01	01	00	Alimentos y bebidas para personas	195.000	0	0	0	0	0	195.000
402	03	00	00	Textiles y vestuarios	26.549	0	0	0	0	0	26.549
402	03	02	00	Prendas de vestir	15.551	0	0	0	0	0	15.551
402	03	03	00	Calzados	10.998	0	0	0	0	0	10.998
402	04	00	00	Productos de cuero y caucho	7.027	0	0	0	0	0	7.027
402	04	03	00	Cauchos y tripas para vehículos	7.027	0	0	0	0	0	7.027
402	05	00	00	Productos de papel, cartón e impresos	327.214	0	0	0	0	0	327.214
402	05	01	00	Pulpa de madera, papel y cartón	26.420	0	0	0	0	0	26.420
402	05	02	00	Envases y cajas de papel y cartón	15.055	0	0	0	0	0	15.055
402	05	03	00	Productos de papel y cartón para oficina	81.577	0	0	0	0	0	81.577
402	05	04	00	Libros, revistas y periódicos	11.170	0	0	0	0	0	11.170
402	05	05	00	Material de enseñanza	6.147	0	0	0	0	0	6.147
402	05	06	00	Productos de papel y cartón para computación	13.296	0	0	0	0	0	13.296
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	173.549	0	0	0	0	0	173.549
402	06	00	00	Productos químicos y derivados	201.779	0	0	0	0	0	201.779
402	06	03	00	Tintas, pinturas y colorantes	146.978	0	0	0	0	0	146.978
402	06	04	00	Productos farmacéuticos y medicamentos	7.550	0	0	0	0	0	7.550
402	06	06	00	Combustibles y lubricantes	6.794	0	0	0	0	0	6.794
402	06	08	00	Productos plásticos	40.457	0	0	0	0	0	40.457
402	07	00	00	Productos minerales no metálicos	44.127	0	0	0	0	0	44.127
402	07	02	00	Vidrios y productos de vidrio	29.276	0	0	0	0	0	29.276
402	07	04	00	Cemento, cal y yeso	14.851	0	0	0	0	0	14.851

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116201 600039000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS, EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA, QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN VENEZOLANA, PARA CONTRIBUIR AL DESARROLLO ARMÓNICO DEL PAÍS

UNIDAD DE MEDIDA: ALUMNO **META:** 706 **FEMENINO:** 426 **MASCULINO:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600039002 DESARROLLO DEL LAPSO ACADÉMICO EN LAS ESPECIALIZACIONES

UNIDAD DE MEDIDA: GRADUANDO **META:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	108.888	0	0	0	0	0	108.888
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	27.300	0	0	0	0	0	27.300
402	08	04	00	Productos metálicos estructurales	39.000	0	0	0	0	0	39.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.920	0	0	0	0	0	10.920
402	08	10	00	Repuestos y accesorios para otros equipos	31.668	0	0	0	0	0	31.668
402	10	00	00	Productos varios y útiles diversos	637.464	0	0	0	0	0	637.464
402	10	01	00	Artículos de deporte, recreación y juguetes	15.595	0	0	0	0	0	15.595
402	10	02	00	Materiales y útiles de limpieza y aseo	8.030	0	0	0	0	0	8.030
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	119.474	0	0	0	0	0	119.474
402	10	08	00	Materiales para equipos de computación	172.718	0	0	0	0	0	172.718
402	10	11	00	Materiales eléctricos	241.800	0	0	0	0	0	241.800
402	10	12	00	Materiales para instalaciones sanitarias	40.040	0	0	0	0	0	40.040
402	10	13	00	Materiales fotográficos	39.807	0	0	0	0	0	39.807
402	99	00	00	Otros materiales y suministros	69.260	0	0	0	0	0	69.260
402	99	01	00	Otros materiales y suministros	69.260	0	0	0	0	0	69.260
403	**00**	**00**	**00**	**Servicios no personales**	**1.728.940**	**0**	**0**	**0**	**0**	0	**1.728.940**
403	01	00	00	Alquileres de inmuebles	49.000	0	0	0	0	0	49.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	49.000	0	0	0	0	0	49.000
403	06	00	00	Servicios de transporte y almacenaje	13.289	0	0	0	0	0	13.289
403	06	03	00	Estacionamiento	1.058	0	0	0	0	0	1.058
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	12.231	0	0	0	0	0	12.231
403	07	00	00	Servicios de información, impresión y relaciones públicas	13.542	0	0	0	0	0	13.542
403	07	02	00	Imprenta y reproducción	11.249	0	0	0	0	0	11.249
403	07	04	00	Avisos	2.293	0	0	0	0	0	2.293

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116201 600039000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS, EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA, QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN VENEZOLANA, PARA CONTRIBUIR AL DESARROLLO ARMÓNICO DEL PAÍS

UNIDAD DE MEDIDA: ALUMNO **META:** 706 **FEMENINO:** 426 **MASCULINO:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600039002 DESARROLLO DEL LAPSO ACADÉMICO EN LAS ESPECIALIZACIONES

UNIDAD DE MEDIDA: GRADUANDO **META:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	61.051	0	0	0	0	0	61.051
403	09	01	00	Viáticos y pasajes dentro del país	26.600	0	0	0	0	0	26.600
403	09	02	00	Viáticos y pasajes fuera del país	34.451	0	0	0	0	0	34.451
403	10	00	00	Servicios profesionales y técnicos	37.683	0	0	0	0	0	37.683
403	10	03	00	Servicios de procesamiento de datos	9.683	0	0	0	0	0	9.683
403	10	04	00	Servicios de ingeniería y arquitectónicos	28.000	0	0	0	0	0	28.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	116.309	0	0	0	0	0	116.309
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	23.520	0	0	0	0	0	23.520
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	7.389	0	0	0	0	0	7.389
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	9.800	0	0	0	0	0	9.800
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	7.000	0	0	0	0	0	7.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	58.800	0	0	0	0	0	58.800
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	9.800	0	0	0	0	0	9.800
403	12	00	00	Conservación y reparaciones menores de obras	840.000	0	0	0	0	0	840.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	840.000	0	0	0	0	0	840.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	353	0	0	0	0	0	353
403	16	01	00	Servicios de diversión, esparcimiento y culturales	353	0	0	0	0	0	353
403	18	00	00	Impuestos indirectos	560.767	0	0	0	0	0	560.767
403	18	01	00	Impuesto al valor agregado	560.767	0	0	0	0	0	560.767
403	99	00	00	Otros servicios no personales	36.946	0	0	0	0	0	36.946
403	99	01	00	Otros servicios no personales	36.946	0	0	0	0	0	36.946
404	**00**	**00**	**00**	**Activos reales**	**1.345.160**	**0**	**0**	**0**	**0**	0	**1.345.160**
404	01	00	00	Repuestos y reparaciones mayores	63.016	0	0	0	0	0	63.016

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116201 600039000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS, EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA, QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN VENEZOLANA, PARA CONTRIBUIR AL DESARROLLO ARMÓNICO DEL PAÍS

UNIDAD DE MEDIDA: ALUMNO **META:** 706 **FEMENINO:** 426 **MASCULINO:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600039002 DESARROLLO DEL LAPSO ACADÉMICO EN LAS ESPECIALIZACIONES

UNIDAD DE MEDIDA: GRADUANDO **META:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	00	Repuestos mayores	29.965	0	0	0	0	0	29.965
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	4.000	0	0	0	0	0	4.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	4.223	0	0	0	0	0	4.223
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	3.715	0	0	0	0	0	3.715
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	18.027	0	0	0	0	0	18.027
404	01	02	00	Reparaciones mayores de maquinaria y equipos	33.051	0	0	0	0	0	33.051
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	33.051	0	0	0	0	0	33.051
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	39.906	0	0	0	0	0	39.906
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	19.746	0	0	0	0	0	19.746
404	03	05	00	Maquinaria y equipos industriales y de taller	20.160	0	0	0	0	0	20.160
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.952	0	0	0	0	0	7.952
404	05	01	00	Equipos de telecomunicaciones	7.952	0	0	0	0	0	7.952
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	193.083	0	0	0	0	0	193.083
404	07	02	00	Equipos de enseñanza, deporte y recreación	158.363	0	0	0	0	0	158.363
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	27.373	0	0	0	0	0	27.373
404	07	06	00	Instrumentos musicales y equipos de audio	7.347	0	0	0	0	0	7.347
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.041.203	0	0	0	0	0	1.041.203
404	09	01	00	Mobiliario y equipos de oficina	5.600	0	0	0	0	0	5.600
404	09	02	00	Equipos de computación	439.245	0	0	0	0	0	439.245
404	09	03	00	Mobiliario y equipos de alojamiento	589.078	0	0	0	0	0	589.078
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	7.280	0	0	0	0	0	7.280
				Totales	**4.691.408**	**0**	**0**	**0**	**0**	0	**4.691.408**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116201 600039000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS, EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA, QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN VENEZOLANA, PARA CONTRIBUIR AL DESARROLLO ARMÓNICO DEL PAÍS

UNIDAD DE MEDIDA: ALUMNO **META:** 706 **FEMENINO:** 426 **MASCULINO:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600039003 DESARROLLO Y MANTENIMIENTO DE LA INFRAESTRUCTURA

UNIDAD DE MEDIDA: SEDE **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**684.246**	**0**	**0**	**0**	**0**	0	**684.246**
402	01	00	00	Productos alimenticios y agropecuarios	82.500	0	0	0	0	0	82.500
402	01	01	00	Alimentos y bebidas para personas	82.500	0	0	0	0	0	82.500
402	03	00	00	Textiles y vestuarios	11.232	0	0	0	0	0	11.232
402	03	02	00	Prendas de vestir	6.579	0	0	0	0	0	6.579
402	03	03	00	Calzados	4.653	0	0	0	0	0	4.653
402	04	00	00	Productos de cuero y caucho	2.973	0	0	0	0	0	2.973
402	04	03	00	Cauchos y tripas para vehículos	2.973	0	0	0	0	0	2.973
402	05	00	00	Productos de papel, cartón e impresos	138.437	0	0	0	0	0	138.437
402	05	01	00	Pulpa de madera, papel y cartón	11.178	0	0	0	0	0	11.178
402	05	02	00	Envases y cajas de papel y cartón	6.369	0	0	0	0	0	6.369
402	05	03	00	Productos de papel y cartón para oficina	34.513	0	0	0	0	0	34.513
402	05	04	00	Libros, revistas y periódicos	4.726	0	0	0	0	0	4.726
402	05	05	00	Material de enseñanza	2.601	0	0	0	0	0	2.601
402	05	06	00	Productos de papel y cartón para computación	5.625	0	0	0	0	0	5.625
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	73.425	0	0	0	0	0	73.425
402	06	00	00	Productos químicos y derivados	85.368	0	0	0	0	0	85.368
402	06	03	00	Tintas, pinturas y colorantes	62.183	0	0	0	0	0	62.183
402	06	04	00	Productos farmacéuticos y medicamentos	3.194	0	0	0	0	0	3.194
402	06	06	00	Combustibles y lubricantes	2.874	0	0	0	0	0	2.874
402	06	08	00	Productos plásticos	17.117	0	0	0	0	0	17.117
402	07	00	00	Productos minerales no metálicos	18.669	0	0	0	0	0	18.669
402	07	02	00	Vidrios y productos de vidrio	12.386	0	0	0	0	0	12.386
402	07	04	00	Cemento, cal y yeso	6.283	0	0	0	0	0	6.283

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116201 600039000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS, EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA, QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN VENEZOLANA, PARA CONTRIBUIR AL DESARROLLO ARMÓNICO DEL PAÍS

UNIDAD DE MEDIDA: ALUMNO **META:** 706 **FEMENINO:** 426 **MASCULINO:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600039003 DESARROLLO Y MANTENIMIENTO DE LA INFRAESTRUCTURA

UNIDAD DE MEDIDA: SEDE **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	46.069	0	0	0	0	0	46.069
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	11.550	0	0	0	0	0	11.550
402	08	04	00	Productos metálicos estructurales	16.500	0	0	0	0	0	16.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.620	0	0	0	0	0	4.620
402	08	10	00	Repuestos y accesorios para otros equipos	13.399	0	0	0	0	0	13.399
402	10	00	00	Productos varios y útiles diversos	269.696	0	0	0	0	0	269.696
402	10	01	00	Artículos de deporte, recreación y juguetes	6.598	0	0	0	0	0	6.598
402	10	02	00	Materiales y útiles de limpieza y aseo	3.397	0	0	0	0	0	3.397
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.547	0	0	0	0	0	50.547
402	10	08	00	Materiales para equipos de computación	73.073	0	0	0	0	0	73.073
402	10	11	00	Materiales eléctricos	102.300	0	0	0	0	0	102.300
402	10	12	00	Materiales para instalaciones sanitarias	16.940	0	0	0	0	0	16.940
402	10	13	00	Materiales fotográficos	16.841	0	0	0	0	0	16.841
402	99	00	00	Otros materiales y suministros	29.302	0	0	0	0	0	29.302
402	99	01	00	Otros materiales y suministros	29.302	0	0	0	0	0	29.302
403	**00**	**00**	**00**	**Servicios no personales**	**4.075.358**	**0**	**0**	**0**	**0**	0	**4.075.358**
403	01	00	00	Alquileres de inmuebles	115.500	0	0	0	0	0	115.500
403	01	02	00	Alquileres de instalaciones culturales y recreativas	115.500	0	0	0	0	0	115.500
403	06	00	00	Servicios de transporte y almacenaje	31.324	0	0	0	0	0	31.324
403	06	03	00	Estacionamiento	2.495	0	0	0	0	0	2.495
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	28.829	0	0	0	0	0	28.829
403	07	00	00	Servicios de información, impresión y relaciones públicas	31.921	0	0	0	0	0	31.921
403	07	02	00	Imprenta y reproducción	26.516	0	0	0	0	0	26.516
403	07	04	00	Avisos	5.405	0	0	0	0	0	5.405

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116201 600039000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS, EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA, QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN VENEZOLANA, PARA CONTRIBUIR AL DESARROLLO ARMÓNICO DEL PAÍS

UNIDAD DE MEDIDA: ALUMNO **META:** 706 **FEMENINO:** 426 **MASCULINO:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600039003 DESARROLLO Y MANTENIMIENTO DE LA INFRAESTRUCTURA

UNIDAD DE MEDIDA: SEDE **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	143.906	0	0	0	0	0	143.906
403	09	01	00	Viáticos y pasajes dentro del país	62.700	0	0	0	0	0	62.700
403	09	02	00	Viáticos y pasajes fuera del país	81.206	0	0	0	0	0	81.206
403	10	00	00	Servicios profesionales y técnicos	88.823	0	0	0	0	0	88.823
403	10	03	00	Servicios de procesamiento de datos	22.823	0	0	0	0	0	22.823
403	10	04	00	Servicios de ingeniería y arquitectónicos	66.000	0	0	0	0	0	66.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	274.157	0	0	0	0	0	274.157
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	55.440	0	0	0	0	0	55.440
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	17.417	0	0	0	0	0	17.417
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	23.100	0	0	0	0	0	23.100
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	16.500	0	0	0	0	0	16.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	138.600	0	0	0	0	0	138.600
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	23.100	0	0	0	0	0	23.100
403	12	00	00	Conservación y reparaciones menores de obras	1.980.000	0	0	0	0	0	1.980.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.980.000	0	0	0	0	0	1.980.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	832	0	0	0	0	0	832
403	16	01	00	Servicios de diversión, esparcimiento y culturales	832	0	0	0	0	0	832
403	18	00	00	Impuestos indirectos	1.321.808	0	0	0	0	0	1.321.808
403	18	01	00	Impuesto al valor agregado	1.321.808	0	0	0	0	0	1.321.808
403	99	00	00	Otros servicios no personales	87.087	0	0	0	0	0	87.087
403	99	01	00	Otros servicios no personales	87.087	0	0	0	0	0	87.087
404	**00**	**00**	**00**	**Activos reales**	**6.557.655**	**0**	**0**	**0**	**0**	0	**6.557.655**
404	01	00	00	Repuestos y reparaciones mayores	307.204	0	0	0	0	0	307.204

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116201 600039000 FORMACIÓN, CAPACITACIÓN Y ADIESTRAMIENTO EN EL ÁREA DE LAS CIENCIAS FISCALES Y LA ADMINISTRACIÓN PÚBLICA

OBJETIVO DEL PROYECTO: FORMAR Y CAPACITAR PROFESIONALES E INVESTIGADORES CON VALORES ÉTICOS, EN EL ÁREA DE LAS CIENCIAS FISCALES, A TRAVÉS DE UNA EDUCACIÓN DE CALIDAD, CON UN RECURSO HUMANO COMPROMETIDO Y HERRAMIENTAS TECNOLÓGICAS DE VANGUARDIA, QUE COADYUVEN A UNA EFECTIVA ADMINISTRACIÓN DEL TESORO DE LA NACIÓN VENEZOLANA, PARA CONTRIBUIR AL DESARROLLO ARMÓNICO DEL PAÍS

UNIDAD DE MEDIDA: ALUMNO **META:** 706 **FEMENINO:** 426 **MASCULINO:** 280

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 600039003 DESARROLLO Y MANTENIMIENTO DE LA INFRAESTRUCTURA

UNIDAD DE MEDIDA: SEDE **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	00	Repuestos mayores	146.079	0	0	0	0	0	146.079
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	19.500	0	0	0	0	0	19.500
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	20.584	0	0	0	0	0	20.584
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	18.112	0	0	0	0	0	18.112
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	87.883	0	0	0	0	0	87.883
404	01	02	00	Reparaciones mayores de maquinaria y equipos	161.125	0	0	0	0	0	161.125
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	161.125	0	0	0	0	0	161.125
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	194.540	0	0	0	0	0	194.540
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	96.260	0	0	0	0	0	96.260
404	03	05	00	Maquinaria y equipos industriales y de taller	98.280	0	0	0	0	0	98.280
404	05	00	00	Equipos de comunicaciones y de señalamiento	38.767	0	0	0	0	0	38.767
404	05	01	00	Equipos de telecomunicaciones	38.767	0	0	0	0	0	38.767
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	941.281	0	0	0	0	0	941.281
404	07	02	00	Equipos de enseñanza, deporte y recreación	772.021	0	0	0	0	0	772.021
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	133.442	0	0	0	0	0	133.442
404	07	06	00	Instrumentos musicales y equipos de audio	35.818	0	0	0	0	0	35.818
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.075.863	0	0	0	0	0	5.075.863
404	09	01	00	Mobiliario y equipos de oficina	27.300	0	0	0	0	0	27.300
404	09	02	00	Equipos de computación	2.141.321	0	0	0	0	0	2.141.321
404	09	03	00	Mobiliario y equipos de alojamiento	2.871.752	0	0	0	0	0	2.871.752
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	35.490	0	0	0	0	0	35.490
				Totales	**11.317.259**	**0**	**0**	**0**	**0**	0	**11.317.259**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116169 600040000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: PLANIFICAR, DIRIGIR Y SUPERVISAR EL MANEJO DE LA HACIENDA NACIONAL, LA FORMULACIÓN Y EJECUCIÓN DE LAS POLÍTICAS FISCALES Y MACROECONÓMICAS; ENTRE OTROS, A LOS FINES DE VELAR POR LA EXISTENCIA DE UNA INVERSIÓN PÚBLICA SOSTENIBLE Y EFICIENTE, DIRIGIDA A LA PROMOCIÓN DEL DESARROLLO ECONÓMICO Y SOCIAL DEL ESTADO Y POR EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES, REGLAMENTARIAS Y DEMÁS MEDIDAS QUE REGULAN LA MATERIA

UNIDAD DE MEDIDA: INFORME **META:** 25

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**282.846**	**0**	**0**	**0**	**0**	**0**	**282.846**
401	01	00	00	Sueldos, salarios y otras retribuciones	132.000	0	0	0	0	0	132.000
401	01	18	00	Remuneraciones al personal contratado	132.000	0	0	0	0	0	132.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	47.666	0	0	0	0	0	47.666
401	05	07	00	Aguinaldos al personal contratado	33.000	0	0	0	0	0	33.000
401	05	08	00	Bono vacacional al personal contratado	14.666	0	0	0	0	0	14.666
401	06	00	00	Aportes patronales y legales	8.580	0	0	0	0	0	8.580
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	660	0	0	0	0	0	660
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.280	0	0	0	0	0	5.280
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	2.640	0	0	0	0	0	2.640
401	08	00	00	Prestaciones sociales e indemnizaciones	22.000	0	0	0	0	0	22.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	22.000	0	0	0	0	0	22.000
401	96	00	00	Otros gastos del personal empleado	72.600	0	0	0	0	0	72.600
401	96	01	00	Otros gastos del personal empleado	72.600	0	0	0	0	0	72.600
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**178.852**	**0**	**0**	**0**	**0**	**0**	**178.852**
402	01	00	00	Productos alimenticios y agropecuarios	14.550	0	0	0	0	0	14.550
402	01	01	00	Alimentos y bebidas para personas	14.550	0	0	0	0	0	14.550
402	05	00	00	Productos de papel, cartón e impresos	24.782	0	0	0	0	0	24.782
402	05	01	00	Pulpa de madera, papel y cartón	956	0	0	0	0	0	956
402	05	03	00	Productos de papel y cartón para oficina	23.826	0	0	0	0	0	23.826
402	06	00	00	Productos químicos y derivados	7.072	0	0	0	0	0	7.072
402	06	04	00	Productos farmacéuticos y medicamentos	728	0	0	0	0	0	728
402	06	05	00	Productos de tocador	660	0	0	0	0	0	660
402	06	08	00	Productos plásticos	5.684	0	0	0	0	0	5.684
402	10	00	00	Productos varios y útiles diversos	122.848	0	0	0	0	0	122.848
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	360	0	0	0	0	0	360
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.114	0	0	0	0	0	7.114
402	10	08	00	Materiales para equipos de computación	115.374	0	0	0	0	0	115.374

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116169 600040000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: PLANIFICAR, DIRIGIR Y SUPERVISAR EL MANEJO DE LA HACIENDA NACIONAL, LA FORMULACIÓN Y EJECUCIÓN DE LAS POLÍTICAS FISCALES Y MACROECONÓMICAS; ENTRE OTROS, A LOS FINES DE VELAR POR LA EXISTENCIA DE UNA INVERSIÓN PÚBLICA SOSTENIBLE Y EFICIENTE, DIRIGIDA A LA PROMOCIÓN DEL DESARROLLO ECONÓMICO Y SOCIAL DEL ESTADO Y POR EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES, REGLAMENTARIAS Y DEMÁS MEDIDAS QUE REGULAN LA MATERIA

UNIDAD DE MEDIDA: INFORME **META:** 25

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	9.600	0	0	0	0	0	9.600
402	99	01	00	Otros materiales y suministros	9.600	0	0	0	0	0	9.600
403	**00**	**00**	**00**	**Servicios no personales**	**554.678**	**0**	**0**	**0**	**0**	**0**	**554.678**
403	06	00	00	Servicios de transporte y almacenaje	9.230	0	0	0	0	0	9.230
403	06	01	00	Fletes y embalajes	9.230	0	0	0	0	0	9.230
403	09	00	00	Viáticos y pasajes	272.616	0	0	0	0	0	272.616
403	09	01	00	Viáticos y pasajes dentro del país	19.568	0	0	0	0	0	19.568
403	09	02	00	Viáticos y pasajes fuera del país	253.048	0	0	0	0	0	253.048
403	10	00	00	Servicios profesionales y técnicos	146.795	0	0	0	0	0	146.795
403	10	07	00	Servicios de capacitación y adiestramiento	146.795	0	0	0	0	0	146.795
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	12.000	0	0	0	0	0	12.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.000	0	0	0	0	0	12.000
403	18	00	00	Impuestos indirectos	97.460	0	0	0	0	0	97.460
403	18	01	00	Impuesto al valor agregado	97.460	0	0	0	0	0	97.460
403	99	00	00	Otros servicios no personales	16.577	0	0	0	0	0	16.577
403	99	01	00	Otros servicios no personales	16.577	0	0	0	0	0	16.577
404	**00**	**00**	**00**	**Activos reales**	**199.390**	**0**	**0**	**0**	**0**	**0**	**199.390**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	199.390	0	0	0	0	0	199.390
404	09	01	00	Mobiliario y equipos de oficina	51.980	0	0	0	0	0	51.980
404	09	02	00	Equipos de computación	84.996	0	0	0	0	0	84.996
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	62.414	0	0	0	0	0	62.414
				Totales	**1.215.766**	**0**	**0**	**0**	**0**	**0**	**1.215.766**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116169 600040000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: PLANIFICAR, DIRIGIR Y SUPERVISAR EL MANEJO DE LA HACIENDA NACIONAL, LA FORMULACIÓN Y EJECUCIÓN DE LAS POLÍTICAS FISCALES Y MACROECONÓMICAS; ENTRE OTROS, A LOS FINES DE VELAR POR LA EXISTENCIA DE UNA INVERSIÓN PÚBLICA SOSTENIBLE Y EFICIENTE, DIRIGIDA A LA PROMOCIÓN DEL DESARROLLO ECONÓMICO Y SOCIAL DEL ESTADO Y POR EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES, REGLAMENTARIAS Y DEMÁS MEDIDAS QUE REGULAN LA MATERIA

UNIDAD DE MEDIDA: INFORME **META:** 25

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116169 600040000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: PLANIFICAR, DIRIGIR Y SUPERVISAR EL MANEJO DE LA HACIENDA NACIONAL, LA FORMULACIÓN Y EJECUCIÓN DE LAS POLÍTICAS FISCALES Y MACROECONÓMICAS; ENTRE OTROS, A LOS FINES DE VELAR POR LA EXISTENCIA DE UNA INVERSIÓN PÚBLICA SOSTENIBLE Y EFICIENTE, DIRIGIDA A LA PROMOCIÓN DEL DESARROLLO ECONÓMICO Y SOCIAL DEL ESTADO Y POR EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES, REGLAMENTARIAS Y DEMÁS MEDIDAS QUE REGULAN LA MATERIA

UNIDAD DE MEDIDA: INFORME **META:** 25

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600040001 NEGOCIACIÓN Y SEGUIMIENTO A LOS INSTRUMENTOS Y MECANISMOS DE FINANCIAMIENTO DE LA NAFR

UNIDAD DE MEDIDA: INFORME **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA (DVH)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**141.423**	**0**	**0**	**0**	**0**	0	**141.423**
401	01	00	00	Sueldos, salarios y otras retribuciones	66.000	0	0	0	0	0	66.000
401	01	18	00	Remuneraciones al personal contratado	66.000	0	0	0	0	0	66.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	23.833	0	0	0	0	0	23.833
401	05	07	00	Aguinaldos al personal contratado	16.500	0	0	0	0	0	16.500
401	05	08	00	Bono vacacional al personal contratado	7.333	0	0	0	0	0	7.333
401	06	00	00	Aportes patronales y legales	4.290	0	0	0	0	0	4.290
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	330	0	0	0	0	0	330
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.640	0	0	0	0	0	2.640
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	1.320	0	0	0	0	0	1.320
401	08	00	00	Prestaciones sociales e indemnizaciones	11.000	0	0	0	0	0	11.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	11.000	0	0	0	0	0	11.000
401	96	00	00	Otros gastos del personal empleado	36.300	0	0	0	0	0	36.300
401	96	01	00	Otros gastos del personal empleado	36.300	0	0	0	0	0	36.300
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**62.598**	**0**	**0**	**0**	**0**	0	**62.598**
402	01	00	00	Productos alimenticios y agropecuarios	5.092	0	0	0	0	0	5.092
402	01	01	00	Alimentos y bebidas para personas	5.092	0	0	0	0	0	5.092
402	05	00	00	Productos de papel, cartón e impresos	8.674	0	0	0	0	0	8.674
402	05	01	00	Pulpa de madera, papel y cartón	335	0	0	0	0	0	335
402	05	03	00	Productos de papel y cartón para oficina	8.339	0	0	0	0	0	8.339
402	06	00	00	Productos químicos y derivados	2.475	0	0	0	0	0	2.475
402	06	04	00	Productos farmacéuticos y medicamentos	255	0	0	0	0	0	255
402	06	05	00	Productos de tocador	231	0	0	0	0	0	231

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116169 600040000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: PLANIFICAR, DIRIGIR Y SUPERVISAR EL MANEJO DE LA HACIENDA NACIONAL, LA FORMULACIÓN Y EJECUCIÓN DE LAS POLÍTICAS FISCALES Y MACROECONÓMICAS; ENTRE OTROS, A LOS FINES DE VELAR POR LA EXISTENCIA DE UNA INVERSIÓN PÚBLICA SOSTENIBLE Y EFICIENTE, DIRIGIDA A LA PROMOCIÓN DEL DESARROLLO ECONÓMICO Y SOCIAL DEL ESTADO Y POR EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES, REGLAMENTARIAS Y DEMÁS MEDIDAS QUE REGULAN LA MATERIA

UNIDAD DE MEDIDA: INFORME **META:** 25

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600040001 NEGOCIACIÓN Y SEGUIMIENTO A LOS INSTRUMENTOS Y MECANISMOS DE FINANCIAMIENTO DE LA NAFR

UNIDAD DE MEDIDA: INFORME **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA (DVH)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	1.989	0	0	0	0	0	1.989
402	10	00	00	Productos varios y útiles diversos	42.997	0	0	0	0	0	42.997
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	126	0	0	0	0	0	126
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.490	0	0	0	0	0	2.490
402	10	08	00	Materiales para equipos de computación	40.381	0	0	0	0	0	40.381
402	99	00	00	Otros materiales y suministros	3.360	0	0	0	0	0	3.360
402	99	01	00	Otros materiales y suministros	3.360	0	0	0	0	0	3.360
403	**00**	**00**	**00**	**Servicios no personales**	**194.326**	**0**	**0**	**0**	**0**	0	**194.326**
403	06	00	00	Servicios de transporte y almacenaje	3.231	0	0	0	0	0	3.231
403	06	01	00	Fletes y embalajes	3.231	0	0	0	0	0	3.231
403	09	00	00	Viáticos y pasajes	95.613	0	0	0	0	0	95.613
403	09	01	00	Viáticos y pasajes dentro del país	6.849	0	0	0	0	0	6.849
403	09	02	00	Viáticos y pasajes fuera del país	88.764	0	0	0	0	0	88.764
403	10	00	00	Servicios profesionales y técnicos	51.369	0	0	0	0	0	51.369
403	10	07	00	Servicios de capacitación y adiestramiento	51.369	0	0	0	0	0	51.369
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.200	0	0	0	0	0	4.200
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.200	0	0	0	0	0	4.200
403	18	00	00	Impuestos indirectos	34.111	0	0	0	0	0	34.111
403	18	01	00	Impuesto al valor agregado	34.111	0	0	0	0	0	34.111
403	99	00	00	Otros servicios no personales	5.802	0	0	0	0	0	5.802
403	99	01	00	Otros servicios no personales	5.802	0	0	0	0	0	5.802
404	**00**	**00**	**00**	**Activos reales**	**69.828**	**0**	**0**	**0**	**0**	0	**69.828**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	69.828	0	0	0	0	0	69.828

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116169 600040000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: PLANIFICAR, DIRIGIR Y SUPERVISAR EL MANEJO DE LA HACIENDA NACIONAL, LA FORMULACIÓN Y EJECUCIÓN DE LAS POLÍTICAS FISCALES Y MACROECONÓMICAS; ENTRE OTROS, A LOS FINES DE VELAR POR LA EXISTENCIA DE UNA INVERSIÓN PÚBLICA SOSTENIBLE Y EFICIENTE, DIRIGIDA A LA PROMOCIÓN DEL DESARROLLO ECONÓMICO Y SOCIAL DEL ESTADO Y POR EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES, REGLAMENTARIAS Y DEMÁS MEDIDAS QUE REGULAN LA MATERIA

UNIDAD DE MEDIDA: INFORME **META:** 25

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600040001 NEGOCIACIÓN Y SEGUIMIENTO A LOS INSTRUMENTOS Y MECANISMOS DE FINANCIAMIENTO DE LA NAFR

UNIDAD DE MEDIDA: INFORME **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA (DVH)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	18.193	0	0	0	0	0	18.193
404	09	02	00	Equipos de computación	29.749	0	0	0	0	0	29.749
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	21.886	0	0	0	0	0	21.886
				Totales	**468.175**	**0**	**0**	**0**	**0**	0	**468.175**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116169 600040000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: PLANIFICAR, DIRIGIR Y SUPERVISAR EL MANEJO DE LA HACIENDA NACIONAL, LA FORMULACIÓN Y EJECUCIÓN DE LAS POLÍTICAS FISCALES Y MACROECONÓMICAS; ENTRE OTROS, A LOS FINES DE VELAR POR LA EXISTENCIA DE UNA INVERSIÓN PÚBLICA SOSTENIBLE Y EFICIENTE, DIRIGIDA A LA PROMOCIÓN DEL DESARROLLO ECONÓMICO Y SOCIAL DEL ESTADO Y POR EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES, REGLAMENTARIAS Y DEMÁS MEDIDAS QUE REGULAN LA MATERIA

UNIDAD DE MEDIDA: INFORME **META:** 25

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600040002 SEGUIMIENTO A LOS FONDOS BINACIONALES QUE ESTÁN BAJO LA ADMINISTRACIÓN Y/O RESPONSABILIDAD DEL DESPACHO DEL VICEMINISTERIO DE HACIENDA

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA (DVH)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**26.828**	**0**	**0**	**0**	**0**	0	**26.828**
402	01	00	00	Productos alimenticios y agropecuarios	2.183	0	0	0	0	0	2.183
402	01	01	00	Alimentos y bebidas para personas	2.183	0	0	0	0	0	2.183
402	05	00	00	Productos de papel, cartón e impresos	3.718	0	0	0	0	0	3.718
402	05	01	00	Pulpa de madera, papel y cartón	144	0	0	0	0	0	144
402	05	03	00	Productos de papel y cartón para oficina	3.574	0	0	0	0	0	3.574
402	06	00	00	Productos químicos y derivados	1.061	0	0	0	0	0	1.061
402	06	04	00	Productos farmacéuticos y medicamentos	109	0	0	0	0	0	109
402	06	05	00	Productos de tocador	99	0	0	0	0	0	99
402	06	08	00	Productos plásticos	853	0	0	0	0	0	853
402	10	00	00	Productos varios y útiles diversos	18.426	0	0	0	0	0	18.426
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	54	0	0	0	0	0	54
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.067	0	0	0	0	0	1.067
402	10	08	00	Materiales para equipos de computación	17.305	0	0	0	0	0	17.305
402	99	00	00	Otros materiales y suministros	1.440	0	0	0	0	0	1.440
402	99	01	00	Otros materiales y suministros	1.440	0	0	0	0	0	1.440
403	**00**	**00**	**00**	**Servicios no personales**	**83.283**	**0**	**0**	**0**	**0**	0	**83.283**
403	06	00	00	Servicios de transporte y almacenaje	1.385	0	0	0	0	0	1.385
403	06	01	00	Fletes y embalajes	1.385	0	0	0	0	0	1.385
403	09	00	00	Viáticos y pasajes	40.971	0	0	0	0	0	40.971
403	09	01	00	Viáticos y pasajes dentro del país	2.935	0	0	0	0	0	2.935
403	09	02	00	Viáticos y pasajes fuera del país	38.036	0	0	0	0	0	38.036
403	10	00	00	Servicios profesionales y técnicos	22.021	0	0	0	0	0	22.021
403	10	07	00	Servicios de capacitación y adiestramiento	22.021	0	0	0	0	0	22.021

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116169 600040000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: PLANIFICAR, DIRIGIR Y SUPERVISAR EL MANEJO DE LA HACIENDA NACIONAL, LA FORMULACIÓN Y EJECUCIÓN DE LAS POLÍTICAS FISCALES Y MACROECONÓMICAS; ENTRE OTROS, A LOS FINES DE VELAR POR LA EXISTENCIA DE UNA INVERSIÓN PÚBLICA SOSTENIBLE Y EFICIENTE, DIRIGIDA A LA PROMOCIÓN DEL DESARROLLO ECONÓMICO Y SOCIAL DEL ESTADO Y POR EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES, REGLAMENTARIAS Y DEMÁS MEDIDAS QUE REGULAN LA MATERIA

UNIDAD DE MEDIDA: INFORME **META:** 25

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600040002 SEGUIMIENTO A LOS FONDOS BINACIONALES QUE ESTÁN BAJO LA ADMINISTRACIÓN Y/O RESPONSABILIDAD DEL DESPACHO DEL VICEMINISTERIO DE HACIENDA

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA (DVH)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.800	0	0	0	0	0	1.800
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.800	0	0	0	0	0	1.800
403	18	00	00	Impuestos indirectos	14.619	0	0	0	0	0	14.619
403	18	01	00	Impuesto al valor agregado	14.619	0	0	0	0	0	14.619
403	99	00	00	Otros servicios no personales	2.487	0	0	0	0	0	2.487
403	99	01	00	Otros servicios no personales	2.487	0	0	0	0	0	2.487
404	**00**	**00**	**00**	**Activos reales**	**29.926**	**0**	**0**	**0**	**0**	0	**29.926**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	29.926	0	0	0	0	0	29.926
404	09	01	00	Mobiliario y equipos de oficina	7.797	0	0	0	0	0	7.797
404	09	02	00	Equipos de computación	12.749	0	0	0	0	0	12.749
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	9.380	0	0	0	0	0	9.380
				Totales	**140.037**	**0**	**0**	**0**	**0**	0	**140.037**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116169 600040000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: PLANIFICAR, DIRIGIR Y SUPERVISAR EL MANEJO DE LA HACIENDA NACIONAL, LA FORMULACIÓN Y EJECUCIÓN DE LAS POLÍTICAS FISCALES Y MACROECONÓMICAS; ENTRE OTROS, A LOS FINES DE VELAR POR LA EXISTENCIA DE UNA INVERSIÓN PÚBLICA SOSTENIBLE Y EFICIENTE, DIRIGIDA A LA PROMOCIÓN DEL DESARROLLO ECONÓMICO Y SOCIAL DEL ESTADO Y POR EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES, REGLAMENTARIAS Y DEMÁS MEDIDAS QUE REGULAN LA MATERIA

UNIDAD DE MEDIDA: INFORME **META:** 25

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600040003 PARTICIPACIÓN EN REUNIONES BILATERALES Y/O MULTILATERALES DE ALTO NIVEL INHERENTES AL ÁREA ECONÓMICA FINANCIERA

UNIDAD DE MEDIDA: EVENTO **META:** 7

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA (DVH)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**53.656**	**0**	**0**	**0**	**0**	0	**53.656**
402	01	00	00	Productos alimenticios y agropecuarios	4.365	0	0	0	0	0	4.365
402	01	01	00	Alimentos y bebidas para personas	4.365	0	0	0	0	0	4.365
402	05	00	00	Productos de papel, cartón e impresos	7.435	0	0	0	0	0	7.435
402	05	01	00	Pulpa de madera, papel y cartón	287	0	0	0	0	0	287
402	05	03	00	Productos de papel y cartón para oficina	7.148	0	0	0	0	0	7.148
402	06	00	00	Productos químicos y derivados	2.121	0	0	0	0	0	2.121
402	06	04	00	Productos farmacéuticos y medicamentos	218	0	0	0	0	0	218
402	06	05	00	Productos de tocador	198	0	0	0	0	0	198
402	06	08	00	Productos plásticos	1.705	0	0	0	0	0	1.705
402	10	00	00	Productos varios y útiles diversos	36.855	0	0	0	0	0	36.855
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	108	0	0	0	0	0	108
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.134	0	0	0	0	0	2.134
402	10	08	00	Materiales para equipos de computación	34.613	0	0	0	0	0	34.613
402	99	00	00	Otros materiales y suministros	2.880	0	0	0	0	0	2.880
402	99	01	00	Otros materiales y suministros	2.880	0	0	0	0	0	2.880
403	**00**	**00**	**00**	**Servicios no personales**	**166.565**	**0**	**0**	**0**	**0**	0	**166.565**
403	06	00	00	Servicios de transporte y almacenaje	2.768	0	0	0	0	0	2.768
403	06	01	00	Fletes y embalajes	2.768	0	0	0	0	0	2.768
403	09	00	00	Viáticos y pasajes	81.943	0	0	0	0	0	81.943
403	09	01	00	Viáticos y pasajes dentro del país	5.870	0	0	0	0	0	5.870
403	09	02	00	Viáticos y pasajes fuera del país	76.073	0	0	0	0	0	76.073
403	10	00	00	Servicios profesionales y técnicos	44.043	0	0	0	0	0	44.043
403	10	07	00	Servicios de capacitación y adiestramiento	44.043	0	0	0	0	0	44.043

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116169 600040000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: PLANIFICAR, DIRIGIR Y SUPERVISAR EL MANEJO DE LA HACIENDA NACIONAL, LA FORMULACIÓN Y EJECUCIÓN DE LAS POLÍTICAS FISCALES Y MACROECONÓMICAS; ENTRE OTROS, A LOS FINES DE VELAR POR LA EXISTENCIA DE UNA INVERSIÓN PÚBLICA SOSTENIBLE Y EFICIENTE, DIRIGIDA A LA PROMOCIÓN DEL DESARROLLO ECONÓMICO Y SOCIAL DEL ESTADO Y POR EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES, REGLAMENTARIAS Y DEMÁS MEDIDAS QUE REGULAN LA MATERIA

UNIDAD DE MEDIDA: INFORME **META:** 25

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600040003 PARTICIPACIÓN EN REUNIONES BILATERALES Y/O MULTILATERALES DE ALTO NIVEL INHERENTES AL ÁREA ECONÓMICA FINANCIERA

UNIDAD DE MEDIDA: EVENTO **META:** 7

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA (DVH)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.600	0	0	0	0	0	3.600
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.600	0	0	0	0	0	3.600
403	18	00	00	Impuestos indirectos	29.238	0	0	0	0	0	29.238
403	18	01	00	Impuesto al valor agregado	29.238	0	0	0	0	0	29.238
403	99	00	00	Otros servicios no personales	4.973	0	0	0	0	0	4.973
403	99	01	00	Otros servicios no personales	4.973	0	0	0	0	0	4.973
404	**00**	**00**	**00**	**Activos reales**	**59.853**	**0**	**0**	**0**	**0**	0	**59.853**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	59.853	0	0	0	0	0	59.853
404	09	01	00	Mobiliario y equipos de oficina	15.594	0	0	0	0	0	15.594
404	09	02	00	Equipos de computación	25.499	0	0	0	0	0	25.499
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	18.760	0	0	0	0	0	18.760
				Totales	**280.074**	**0**	**0**	**0**	**0**	0	**280.074**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116169 600040000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: PLANIFICAR, DIRIGIR Y SUPERVISAR EL MANEJO DE LA HACIENDA NACIONAL, LA FORMULACIÓN Y EJECUCIÓN DE LAS POLÍTICAS FISCALES Y MACROECONÓMICAS; ENTRE OTROS, A LOS FINES DE VELAR POR LA EXISTENCIA DE UNA INVERSIÓN PÚBLICA SOSTENIBLE Y EFICIENTE, DIRIGIDA A LA PROMOCIÓN DEL DESARROLLO ECONÓMICO Y SOCIAL DEL ESTADO Y POR EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES, REGLAMENTARIAS Y DEMÁS MEDIDAS QUE REGULAN LA MATERIA

UNIDAD DE MEDIDA: INFORME **META:** 25

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600040004 ASISTENCIA TECNOPOLÍTICA EN LA ELABORACIÓN DE DOCUMENTOS PARA FIJAR POSICIÓN PAÍS ANTE DIFERENTES INSTANCIAS INTERNACIONALES EN MATERIA ECONÓMICA Y FINANCIERA

UNIDAD DE MEDIDA: ASESORÍA **META:** 9

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA (DVH)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**141.423**	**0**	**0**	**0**	**0**	0	**141.423**
401	01	00	00	Sueldos, salarios y otras retribuciones	66.000	0	0	0	0	0	66.000
401	01	18	00	Remuneraciones al personal contratado	66.000	0	0	0	0	0	66.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	23.833	0	0	0	0	0	23.833
401	05	07	00	Aguinaldos al personal contratado	16.500	0	0	0	0	0	16.500
401	05	08	00	Bono vacacional al personal contratado	7.333	0	0	0	0	0	7.333
401	06	00	00	Aportes patronales y legales	4.290	0	0	0	0	0	4.290
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	330	0	0	0	0	0	330
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.640	0	0	0	0	0	2.640
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	1.320	0	0	0	0	0	1.320
401	08	00	00	Prestaciones sociales e indemnizaciones	11.000	0	0	0	0	0	11.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	11.000	0	0	0	0	0	11.000
401	96	00	00	Otros gastos del personal empleado	36.300	0	0	0	0	0	36.300
401	96	01	00	Otros gastos del personal empleado	36.300	0	0	0	0	0	36.300
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**35.770**	**0**	**0**	**0**	**0**	0	**35.770**
402	01	00	00	Productos alimenticios y agropecuarios	2.910	0	0	0	0	0	2.910
402	01	01	00	Alimentos y bebidas para personas	2.910	0	0	0	0	0	2.910
402	05	00	00	Productos de papel, cartón e impresos	4.955	0	0	0	0	0	4.955
402	05	01	00	Pulpa de madera, papel y cartón	190	0	0	0	0	0	190
402	05	03	00	Productos de papel y cartón para oficina	4.765	0	0	0	0	0	4.765
402	06	00	00	Productos químicos y derivados	1.415	0	0	0	0	0	1.415
402	06	04	00	Productos farmacéuticos y medicamentos	146	0	0	0	0	0	146
402	06	05	00	Productos de tocador	132	0	0	0	0	0	132

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116169 600040000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: PLANIFICAR, DIRIGIR Y SUPERVISAR EL MANEJO DE LA HACIENDA NACIONAL, LA FORMULACIÓN Y EJECUCIÓN DE LAS POLÍTICAS FISCALES Y MACROECONÓMICAS; ENTRE OTROS, A LOS FINES DE VELAR POR LA EXISTENCIA DE UNA INVERSIÓN PÚBLICA SOSTENIBLE Y EFICIENTE, DIRIGIDA A LA PROMOCIÓN DEL DESARROLLO ECONÓMICO Y SOCIAL DEL ESTADO Y POR EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES, REGLAMENTARIAS Y DEMÁS MEDIDAS QUE REGULAN LA MATERIA

UNIDAD DE MEDIDA: INFORME **META:** 25

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600040004 ASISTENCIA TECNOPOLÍTICA EN LA ELABORACIÓN DE DOCUMENTOS PARA FIJAR POSICIÓN PAÍS ANTE DIFERENTES INSTANCIAS INTERNACIONALES EN MATERIA ECONÓMICA Y FINANCIERA

UNIDAD DE MEDIDA: ASESORÍA **META:** 9

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA (DVH)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	1.137	0	0	0	0	0	1.137
402	10	00	00	Productos varios y útiles diversos	24.570	0	0	0	0	0	24.570
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	72	0	0	0	0	0	72
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.423	0	0	0	0	0	1.423
402	10	08	00	Materiales para equipos de computación	23.075	0	0	0	0	0	23.075
402	99	00	00	Otros materiales y suministros	1.920	0	0	0	0	0	1.920
402	99	01	00	Otros materiales y suministros	1.920	0	0	0	0	0	1.920
403	**00**	**00**	**00**	**Servicios no personales**	**110.504**	**0**	**0**	**0**	**0**	0	**110.504**
403	06	00	00	Servicios de transporte y almacenaje	1.846	0	0	0	0	0	1.846
403	06	01	00	Fletes y embalajes	1.846	0	0	0	0	0	1.846
403	09	00	00	Viáticos y pasajes	54.089	0	0	0	0	0	54.089
403	09	01	00	Viáticos y pasajes dentro del país	3.914	0	0	0	0	0	3.914
403	09	02	00	Viáticos y pasajes fuera del país	50.175	0	0	0	0	0	50.175
403	10	00	00	Servicios profesionales y técnicos	29.362	0	0	0	0	0	29.362
403	10	07	00	Servicios de capacitación y adiestramiento	29.362	0	0	0	0	0	29.362
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.400	0	0	0	0	0	2.400
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.400	0	0	0	0	0	2.400
403	18	00	00	Impuestos indirectos	19.492	0	0	0	0	0	19.492
403	18	01	00	Impuesto al valor agregado	19.492	0	0	0	0	0	19.492
403	99	00	00	Otros servicios no personales	3.315	0	0	0	0	0	3.315
403	99	01	00	Otros servicios no personales	3.315	0	0	0	0	0	3.315
404	**00**	**00**	**00**	**Activos reales**	**39.783**	**0**	**0**	**0**	**0**	0	**39.783**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	39.783	0	0	0	0	0	39.783

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116169 600040000 PROMOCIÓN DE LA NUEVA ARQUITECTURA FINANCIERA

OBJETIVO DEL PROYECTO: PLANIFICAR, DIRIGIR Y SUPERVISAR EL MANEJO DE LA HACIENDA NACIONAL, LA FORMULACIÓN Y EJECUCIÓN DE LAS POLÍTICAS FISCALES Y MACROECONÓMICAS; ENTRE OTROS, A LOS FINES DE VELAR POR LA EXISTENCIA DE UNA INVERSIÓN PÚBLICA SOSTENIBLE Y EFICIENTE, DIRIGIDA A LA PROMOCIÓN DEL DESARROLLO ECONÓMICO Y SOCIAL DEL ESTADO Y POR EL CUMPLIMIENTO DE LAS DISPOSICIONES LEGALES, REGLAMENTARIAS Y DEMÁS MEDIDAS QUE REGULAN LA MATERIA

UNIDAD DE MEDIDA: INFORME **META:** 25

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600040004 ASISTENCIA TECNOPOLÍTICA EN LA ELABORACIÓN DE DOCUMENTOS PARA FIJAR POSICIÓN PAÍS ANTE DIFERENTES INSTANCIAS INTERNACIONALES EN MATERIA ECONÓMICA Y FINANCIERA

UNIDAD DE MEDIDA: ASESORÍA **META:** 9

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA (DVH)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	10.396	0	0	0	0	0	10.396
404	09	02	00	Equipos de computación	16.999	0	0	0	0	0	16.999
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	12.388	0	0	0	0	0	12.388
				Totales	**327.480**	**0**	**0**	**0**	**0**	0	**327.480**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116066 600041000 FORTALECIMIENTO DEL SISTEMA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: MEJORAR LOS NIVELES DE EFICIENCIA, RESPONSABILIDAD Y TRANSPARENCIA EN EL MANEJO DE LAS FINANZAS PÚBLICAS, MEDIANTE LA OPTIMIZACIÓN DE LOS MECANISMOS DE MONITOREO Y CONTROL DE LOS RECURSOS PÚBLICOS: FINANCIEROS, HUMANOS Y FÍSICOS, QUE FACILITEN LA GENERACIÓN DE INFORMACIÓN, PARA LA TOMA DE DECISIONES EN LA GERENCIA GUBERNAMENTAL Y COADYUVAR A CONCRETAR LOS ESFUERZOS DIRIGIDOS A COMBATIR LA CORRUPCIÓN

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.380.616**	**0**	**0**	**0**	**0**	**0**	**1.380.616**
401	01	00	00	Sueldos, salarios y otras retribuciones	514.800	0	0	0	0	0	514.800
401	01	18	00	Remuneraciones al personal contratado	514.800	0	0	0	0	0	514.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	294.400	0	0	0	0	0	294.400
401	05	07	00	Aguinaldos al personal contratado	223.200	0	0	0	0	0	223.200
401	05	08	00	Bono vacacional al personal contratado	71.200	0	0	0	0	0	71.200
401	06	00	00	Aportes patronales y legales	44.856	0	0	0	0	0	44.856
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.408	0	0	0	0	0	6.408
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	25.632	0	0	0	0	0	25.632
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	12.816	0	0	0	0	0	12.816
401	08	00	00	Prestaciones sociales e indemnizaciones	103.500	0	0	0	0	0	103.500
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	103.500	0	0	0	0	0	103.500
401	96	00	00	Otros gastos del personal empleado	423.060	0	0	0	0	0	423.060
401	96	01	00	Otros gastos del personal empleado	423.060	0	0	0	0	0	423.060
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**296.000**	**0**	**0**	**0**	**0**	**0**	**296.000**
402	01	00	00	Productos alimenticios y agropecuarios	260.000	0	0	0	0	0	260.000
402	01	01	00	Alimentos y bebidas para personas	260.000	0	0	0	0	0	260.000
402	05	00	00	Productos de papel, cartón e impresos	21.600	0	0	0	0	0	21.600
402	05	03	00	Productos de papel y cartón para oficina	21.600	0	0	0	0	0	21.600
402	10	00	00	Productos varios y útiles diversos	14.400	0	0	0	0	0	14.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	14.400	0	0	0	0	0	14.400
403	**00**	**00**	**00**	**Servicios no personales**	**5.688.000**	**0**	**0**	**0**	**0**	**0**	**5.688.000**
403	10	00	00	Servicios profesionales y técnicos	4.800.000	0	0	0	0	0	4.800.000
403	10	03	00	Servicios de procesamiento de datos	4.700.000	0	0	0	0	0	4.700.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	888.000	0	0	0	0	0	888.000
403	18	01	00	Impuesto al valor agregado	888.000	0	0	0	0	0	888.000
404	**00**	**00**	**00**	**Activos reales**	**1.301.997**	**0**	**0**	**0**	**0**	**0**	**1.301.997**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116066 600041000 FORTALECIMIENTO DEL SISTEMA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: MEJORAR LOS NIVELES DE EFICIENCIA, RESPONSABILIDAD Y TRANSPARENCIA EN EL MANEJO DE LAS FINANZAS PÚBLICAS, MEDIANTE LA OPTIMIZACIÓN DE LOS MECANISMOS DE MONITOREO Y CONTROL DE LOS RECURSOS PÚBLICOS: FINANCIEROS, HUMANOS Y FÍSICOS, QUE FACILITEN LA GENERACIÓN DE INFORMACIÓN, PARA LA TOMA DE DECISIONES EN LA GERENCIA GUBERNAMENTAL Y COADYUVAR A CONCRETAR LOS ESFUERZOS DIRIGIDOS A COMBATIR LA CORRUPCIÓN

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 4

PRESUPUESTO: **2012**

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.301.997	0	0	0	0	0	1.301.997
404	09	02	00	Equipos de computación	1.301.997	0	0	0	0	0	1.301.997
				Totales	**8.666.613**	**0**	**0**	**0**	**0**	**0**	**8.666.613**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116066 600041000 FORTALECIMIENTO DEL SISTEMA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: MEJORAR LOS NIVELES DE EFICIENCIA, RESPONSABILIDAD Y TRANSPARENCIA EN EL MANEJO DE LAS FINANZAS PÚBLICAS, MEDIANTE LA OPTIMIZACIÓN DE LOS MECANISMOS DE MONITOREO Y CONTROL DE LOS RECURSOS PÚBLICOS: FINANCIEROS, HUMANOS Y FÍSICOS, QUE FACILITEN LA GENERACIÓN DE INFORMACIÓN, PARA LA TOMA DE DECISIONES EN LA GERENCIA GUBERNAMENTAL Y COADYUVAR A CONCRETAR LOS ESFUERZOS DIRIGIDOS A COMBATIR LA CORRUPCIÓN

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116066 600041000 FORTALECIMIENTO DEL SISTEMA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: MEJORAR LOS NIVELES DE EFICIENCIA, RESPONSABILIDAD Y TRANSPARENCIA EN EL MANEJO DE LAS FINANZAS PÚBLICAS, MEDIANTE LA OPTIMIZACIÓN DE LOS MECANISMOS DE MONITOREO Y CONTROL DE LOS RECURSOS PÚBLICOS: FINANCIEROS, HUMANOS Y FÍSICOS, QUE FACILITEN LA GENERACIÓN DE INFORMACIÓN, PARA LA TOMA DE DECISIONES EN LA GERENCIA GUBERNAMENTAL Y COADYUVAR A CONCRETAR LOS ESFUERZOS DIRIGIDOS A COMBATIR LA CORRUPCIÓN

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600041001 ACTUALIZAR Y MANTENER EL APLICATIVO INFORMÁTICO DEL SISTEMA DE GESTIÓN FINANCIERA DE LOS RECURSOS HUMANOS (SIGEFIRRHH)

UNIDAD DE MEDIDA: ACTUALIZACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**503.200**	**0**	**0**	**0**	**0**	0	**503.200**
401	01	00	00	Sueldos, salarios y otras retribuciones	252.000	0	0	0	0	0	252.000
401	01	18	00	Remuneraciones al personal contratado	252.000	0	0	0	0	0	252.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	91.000	0	0	0	0	0	91.000
401	05	07	00	Aguinaldos al personal contratado	63.000	0	0	0	0	0	63.000
401	05	08	00	Bono vacacional al personal contratado	28.000	0	0	0	0	0	28.000
401	06	00	00	Aportes patronales y legales	17.640	0	0	0	0	0	17.640
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.520	0	0	0	0	0	2.520
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	10.080	0	0	0	0	0	10.080
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	5.040	0	0	0	0	0	5.040
401	08	00	00	Prestaciones sociales e indemnizaciones	38.700	0	0	0	0	0	38.700
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	38.700	0	0	0	0	0	38.700
401	96	00	00	Otros gastos del personal empleado	103.860	0	0	0	0	0	103.860
401	96	01	00	Otros gastos del personal empleado	103.860	0	0	0	0	0	103.860
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**296.000**	**0**	**0**	**0**	**0**	0	**296.000**
402	01	00	00	Productos alimenticios y agropecuarios	260.000	0	0	0	0	0	260.000
402	01	01	00	Alimentos y bebidas para personas	260.000	0	0	0	0	0	260.000
402	05	00	00	Productos de papel, cartón e impresos	21.600	0	0	0	0	0	21.600
402	05	03	00	Productos de papel y cartón para oficina	21.600	0	0	0	0	0	21.600
402	10	00	00	Productos varios y útiles diversos	14.400	0	0	0	0	0	14.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	14.400	0	0	0	0	0	14.400
403	**00**	**00**	**00**	**Servicios no personales**	**2.508.000**	**0**	**0**	**0**	**0**	0	**2.508.000**
403	10	00	00	Servicios profesionales y técnicos	2.100.000	0	0	0	0	0	2.100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116066 600041000 FORTALECIMIENTO DEL SISTEMA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: MEJORAR LOS NIVELES DE EFICIENCIA, RESPONSABILIDAD Y TRANSPARENCIA EN EL MANEJO DE LAS FINANZAS PÚBLICAS, MEDIANTE LA OPTIMIZACIÓN DE LOS MECANISMOS DE MONITOREO Y CONTROL DE LOS RECURSOS PÚBLICOS: FINANCIEROS, HUMANOS Y FÍSICOS, QUE FACILITEN LA GENERACIÓN DE INFORMACIÓN, PARA LA TOMA DE DECISIONES EN LA GERENCIA GUBERNAMENTAL Y COADYUVAR A CONCRETAR LOS ESFUERZOS DIRIGIDOS A COMBATIR LA CORRUPCIÓN

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600041001 ACTUALIZAR Y MANTENER EL APLICATIVO INFORMÁTICO DEL SISTEMA DE GESTIÓN FINANCIERA DE LOS RECURSOS HUMANOS (SIGEFIRRHH)

UNIDAD DE MEDIDA: ACTUALIZACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	03	00	Servicios de procesamiento de datos	2.000.000	0	0	0	0	0	2.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	408.000	0	0	0	0	0	408.000
403	18	01	00	Impuesto al valor agregado	408.000	0	0	0	0	0	408.000
				Totales	**3.307.200**	**0**	**0**	**0**	**0**	0	**3.307.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116066 600041000 FORTALECIMIENTO DEL SISTEMA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: MEJORAR LOS NIVELES DE EFICIENCIA, RESPONSABILIDAD Y TRANSPARENCIA EN EL MANEJO DE LAS FINANZAS PÚBLICAS, MEDIANTE LA OPTIMIZACIÓN DE LOS MECANISMOS DE MONITOREO Y CONTROL DE LOS RECURSOS PÚBLICOS: FINANCIEROS, HUMANOS Y FÍSICOS, QUE FACILITEN LA GENERACIÓN DE INFORMACIÓN, PARA LA TOMA DE DECISIONES EN LA GERENCIA GUBERNAMENTAL Y COADYUVAR A CONCRETAR LOS ESFUERZOS DIRIGIDOS A COMBATIR LA CORRUPCIÓN

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600041002 DISEÑAR EL MÓDULO DE SERVICIOS DE APOYO A LA GESTIÓN FINANCIERA DEL SISTEMA INTEGRADO DE GESTIÓN ADMINISTRATIVA (SIGA)

UNIDAD DE MEDIDA: MÓDULO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**552.440**	**0**	**0**	**0**	**0**	0	**552.440**
401	01	00	00	Sueldos, salarios y otras retribuciones	126.000	0	0	0	0	0	126.000
401	01	18	00	Remuneraciones al personal contratado	126.000	0	0	0	0	0	126.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	154.000	0	0	0	0	0	154.000
401	05	07	00	Aguinaldos al personal contratado	126.000	0	0	0	0	0	126.000
401	05	08	00	Bono vacacional al personal contratado	28.000	0	0	0	0	0	28.000
401	06	00	00	Aportes patronales y legales	17.640	0	0	0	0	0	17.640
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.520	0	0	0	0	0	2.520
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	10.080	0	0	0	0	0	10.080
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	5.040	0	0	0	0	0	5.040
401	08	00	00	Prestaciones sociales e indemnizaciones	42.000	0	0	0	0	0	42.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	42.000	0	0	0	0	0	42.000
401	96	00	00	Otros gastos del personal empleado	212.800	0	0	0	0	0	212.800
401	96	01	00	Otros gastos del personal empleado	212.800	0	0	0	0	0	212.800
403	**00**	**00**	**00**	**Servicios no personales**	**784.000**	**0**	**0**	**0**	**0**	0	**784.000**
403	10	00	00	Servicios profesionales y técnicos	700.000	0	0	0	0	0	700.000
403	10	03	00	Servicios de procesamiento de datos	700.000	0	0	0	0	0	700.000
403	18	00	00	Impuestos indirectos	84.000	0	0	0	0	0	84.000
403	18	01	00	Impuesto al valor agregado	84.000	0	0	0	0	0	84.000
				Totales	**1.336.440**	**0**	**0**	**0**	**0**	0	**1.336.440**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116066 600041000 FORTALECIMIENTO DEL SISTEMA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: MEJORAR LOS NIVELES DE EFICIENCIA, RESPONSABILIDAD Y TRANSPARENCIA EN EL MANEJO DE LAS FINANZAS PÚBLICAS, MEDIANTE LA OPTIMIZACIÓN DE LOS MECANISMOS DE MONITOREO Y CONTROL DE LOS RECURSOS PÚBLICOS: FINANCIEROS, HUMANOS Y FÍSICOS, QUE FACILITEN LA GENERACIÓN DE INFORMACIÓN, PARA LA TOMA DE DECISIONES EN LA GERENCIA GUBERNAMENTAL Y COADYUVAR A CONCRETAR LOS ESFUERZOS DIRIGIDOS A COMBATIR LA CORRUPCIÓN

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 600041003 DIAGNÓSTICO DE LA DOCUMENTACIÓN EXISTENTE DEL SISTEMA DE ADMINISTRACIÓN DE BIENES DEL ESTADO (SABE)

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**162.488**	**0**	**0**	**0**	**0**	0	**162.488**
401	01	00	00	Sueldos, salarios y otras retribuciones	68.400	0	0	0	0	0	68.400
401	01	18	00	Remuneraciones al personal contratado	68.400	0	0	0	0	0	68.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	24.700	0	0	0	0	0	24.700
401	05	07	00	Aguinaldos al personal contratado	17.100	0	0	0	0	0	17.100
401	05	08	00	Bono vacacional al personal contratado	7.600	0	0	0	0	0	7.600
401	06	00	00	Aportes patronales y legales	4.788	0	0	0	0	0	4.788
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	684	0	0	0	0	0	684
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.736	0	0	0	0	0	2.736
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	1.368	0	0	0	0	0	1.368
401	08	00	00	Prestaciones sociales e indemnizaciones	11.400	0	0	0	0	0	11.400
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	11.400	0	0	0	0	0	11.400
401	96	00	00	Otros gastos del personal empleado	53.200	0	0	0	0	0	53.200
401	96	01	00	Otros gastos del personal empleado	53.200	0	0	0	0	0	53.200
403	**00**	**00**	**00**	**Servicios no personales**	**1.612.000**	**0**	**0**	**0**	**0**	0	**1.612.000**
403	10	00	00	Servicios profesionales y técnicos	1.300.000	0	0	0	0	0	1.300.000
403	10	03	00	Servicios de procesamiento de datos	1.300.000	0	0	0	0	0	1.300.000
403	18	00	00	Impuestos indirectos	312.000	0	0	0	0	0	312.000
403	18	01	00	Impuesto al valor agregado	312.000	0	0	0	0	0	312.000
404	**00**	**00**	**00**	**Activos reales**	**1.301.997**	**0**	**0**	**0**	**0**	0	**1.301.997**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.301.997	0	0	0	0	0	1.301.997
404	09	02	00	Equipos de computación	1.301.997	0	0	0	0	0	1.301.997
				Totales	**3.076.485**	**0**	**0**	**0**	**0**	0	**3.076.485**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116066 600041000 FORTALECIMIENTO DEL SISTEMA DE ADMINISTRACIÓN FINANCIERA DEL ESTADO

OBJETIVO DEL PROYECTO: MEJORAR LOS NIVELES DE EFICIENCIA, RESPONSABILIDAD Y TRANSPARENCIA EN EL MANEJO DE LAS FINANZAS PÚBLICAS, MEDIANTE LA OPTIMIZACIÓN DE LOS MECANISMOS DE MONITOREO Y CONTROL DE LOS RECURSOS PÚBLICOS: FINANCIEROS, HUMANOS Y FÍSICOS, QUE FACILITEN LA GENERACIÓN DE INFORMACIÓN, PARA LA TOMA DE DECISIONES EN LA GERENCIA GUBERNAMENTAL Y COADYUVAR A CONCRETAR LOS ESFUERZOS DIRIGIDOS A COMBATIR LA CORRUPCIÓN

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600041004 DESARROLLAR UN SISTEMA AUTOMATIZADO PARA EL FONDO DE PRESTACIONES SOCIALES

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**162.488**	**0**	**0**	**0**	**0**	0	**162.488**
401	01	00	00	Sueldos, salarios y otras retribuciones	68.400	0	0	0	0	0	68.400
401	01	18	00	Remuneraciones al personal contratado	68.400	0	0	0	0	0	68.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	24.700	0	0	0	0	0	24.700
401	05	07	00	Aguinaldos al personal contratado	17.100	0	0	0	0	0	17.100
401	05	08	00	Bono vacacional al personal contratado	7.600	0	0	0	0	0	7.600
401	06	00	00	Aportes patronales y legales	4.788	0	0	0	0	0	4.788
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	684	0	0	0	0	0	684
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.736	0	0	0	0	0	2.736
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	1.368	0	0	0	0	0	1.368
401	08	00	00	Prestaciones sociales e indemnizaciones	11.400	0	0	0	0	0	11.400
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	11.400	0	0	0	0	0	11.400
401	96	00	00	Otros gastos del personal empleado	53.200	0	0	0	0	0	53.200
401	96	01	00	Otros gastos del personal empleado	53.200	0	0	0	0	0	53.200
403	**00**	**00**	**00**	**Servicios no personales**	**784.000**	**0**	**0**	**0**	**0**	0	**784.000**
403	10	00	00	Servicios profesionales y técnicos	700.000	0	0	0	0	0	700.000
403	10	03	00	Servicios de procesamiento de datos	700.000	0	0	0	0	0	700.000
403	18	00	00	Impuestos indirectos	84.000	0	0	0	0	0	84.000
403	18	01	00	Impuesto al valor agregado	84.000	0	0	0	0	0	84.000
				Totales	**946.488**	**0**	**0**	**0**	**0**	0	**946.488**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116122 600043000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y DE SERVICIOS DEL SISTEMA INTEGRADO DE GESTIÓN Y CONTROL DE LAS FINANZAS PÚBLICAS (SIGECOF) Y SUS SISTEMAS CONEXOS

OBJETIVO DEL PROYECTO: MEJORAR LOS NIVELES DE EFICIENCIA, RESPONSABILIDAD Y TRANSPARENCIA EN EL MANEJO DE LAS FINANZAS PÚBLICAS, MEDIANTE LA OPTIMIZACIÓN DE LOS MECANISMOS DE MONITOREO Y CONTROL DE LOS RECURSOS PÚBLICOS: FINANCIEROS, HUMANOS Y FÍSICOS, QUE FACILITEN LA GENERACIÓN DE INFORMACIÓN, PARA LA TOMA DE DECISIONES EN LA GERENCIA GUBERNAMENTAL Y COADYUVAR A CONCRETAR LOS ESFUERZOS DIRIGIDOS A COMBATIR LA CORRUPCIÓN

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**616.352**	**0**	**0**	**0**	**0**	**0**	**616.352**
401	01	00	00	Sueldos, salarios y otras retribuciones	105.975	0	0	0	0	0	105.975
401	01	18	00	Remuneraciones al personal contratado	105.975	0	0	0	0	0	105.975
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	153.075	0	0	0	0	0	153.075
401	05	07	00	Aguinaldos al personal contratado	105.975	0	0	0	0	0	105.975
401	05	08	00	Bono vacacional al personal contratado	47.100	0	0	0	0	0	47.100
401	06	00	00	Aportes patronales y legales	21.902	0	0	0	0	0	21.902
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.239	0	0	0	0	0	4.239
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	16.956	0	0	0	0	0	16.956
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	707	0	0	0	0	0	707
401	08	00	00	Prestaciones sociales e indemnizaciones	70.650	0	0	0	0	0	70.650
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	70.650	0	0	0	0	0	70.650
401	96	00	00	Otros gastos del personal empleado	264.750	0	0	0	0	0	264.750
401	96	01	00	Otros gastos del personal empleado	264.750	0	0	0	0	0	264.750
403	**00**	**00**	**00**	**Servicios no personales**	**1.062.000**	**0**	**0**	**0**	**0**	**0**	**1.062.000**
403	10	00	00	Servicios profesionales y técnicos	250.000	0	0	0	0	0	250.000
403	10	07	00	Servicios de capacitación y adiestramiento	250.000	0	0	0	0	0	250.000
403	18	00	00	Impuestos indirectos	812.000	0	0	0	0	0	812.000
403	18	01	00	Impuesto al valor agregado	812.000	0	0	0	0	0	812.000
404	**00**	**00**	**00**	**Activos reales**	**6.750.000**	**0**	**0**	**0**	**0**	**0**	**6.750.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.750.000	0	0	0	0	0	6.750.000
404	09	02	00	Equipos de computación	6.750.000	0	0	0	0	0	6.750.000
				Totales	**8.428.352**	**0**	**0**	**0**	**0**	**0**	**8.428.352**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116122 600043000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y DE SERVICIOS DEL SISTEMA INTEGRADO DE GESTIÓN Y CONTROL DE LAS FINANZAS PÚBLICAS (SIGECOF) Y SUS SISTEMAS CONEXOS

OBJETIVO DEL PROYECTO: MEJORAR LOS NIVELES DE EFICIENCIA, RESPONSABILIDAD Y TRANSPARENCIA EN EL MANEJO DE LAS FINANZAS PÚBLICAS, MEDIANTE LA OPTIMIZACIÓN DE LOS MECANISMOS DE MONITOREO Y CONTROL DE LOS RECURSOS PÚBLICOS: FINANCIEROS, HUMANOS Y FÍSICOS, QUE FACILITEN LA GENERACIÓN DE INFORMACIÓN, PARA LA TOMA DE DECISIONES EN LA GERENCIA GUBERNAMENTAL Y COADYUVAR A CONCRETAR LOS ESFUERZOS DIRIGIDOS A COMBATIR LA CORRUPCIÓN

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116122 600043000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA Y DE SERVICIOS DEL SISTEMA INTEGRADO DE GESTIÓN Y CONTROL DE LAS FINANZAS PÚBLICAS (SIGECOF) Y SUS SISTEMAS CONEXOS

OBJETIVO DEL PROYECTO: MEJORAR LOS NIVELES DE EFICIENCIA, RESPONSABILIDAD Y TRANSPARENCIA EN EL MANEJO DE LAS FINANZAS PÚBLICAS, MEDIANTE LA OPTIMIZACIÓN DE LOS MECANISMOS DE MONITOREO Y CONTROL DE LOS RECURSOS PÚBLICOS: FINANCIEROS, HUMANOS Y FÍSICOS, QUE FACILITEN LA GENERACIÓN DE INFORMACIÓN, PARA LA TOMA DE DECISIONES EN LA GERENCIA GUBERNAMENTAL Y COADYUVAR A CONCRETAR LOS ESFUERZOS DIRIGIDOS A COMBATIR LA CORRUPCIÓN

UNIDAD DE MEDIDA: PLATAFORMA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600043001 COMPLEMENTAR LA ADQUISICIÓN DE EQUIPOS PARA EL FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA DE SERVICIO DEL SIGECOF

UNIDAD DE MEDIDA: EQUIPO **META:** 16

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE HACIENDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**616.352**	**0**	**0**	**0**	**0**	0	**616.352**
401	01	00	00	Sueldos, salarios y otras retribuciones	105.975	0	0	0	0	0	105.975
401	01	18	00	Remuneraciones al personal contratado	105.975	0	0	0	0	0	105.975
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	153.075	0	0	0	0	0	153.075
401	05	07	00	Aguinaldos al personal contratado	105.975	0	0	0	0	0	105.975
401	05	08	00	Bono vacacional al personal contratado	47.100	0	0	0	0	0	47.100
401	06	00	00	Aportes patronales y legales	21.902	0	0	0	0	0	21.902
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.239	0	0	0	0	0	4.239
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	16.956	0	0	0	0	0	16.956
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	707	0	0	0	0	0	707
401	08	00	00	Prestaciones sociales e indemnizaciones	70.650	0	0	0	0	0	70.650
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	70.650	0	0	0	0	0	70.650
401	96	00	00	Otros gastos del personal empleado	264.750	0	0	0	0	0	264.750
401	96	01	00	Otros gastos del personal empleado	264.750	0	0	0	0	0	264.750
403	**00**	**00**	**00**	**Servicios no personales**	**1.062.000**	**0**	**0**	**0**	**0**	0	**1.062.000**
403	10	00	00	Servicios profesionales y técnicos	250.000	0	0	0	0	0	250.000
403	10	07	00	Servicios de capacitación y adiestramiento	250.000	0	0	0	0	0	250.000
403	18	00	00	Impuestos indirectos	812.000	0	0	0	0	0	812.000
403	18	01	00	Impuesto al valor agregado	812.000	0	0	0	0	0	812.000
404	**00**	**00**	**00**	**Activos reales**	**6.750.000**	**0**	**0**	**0**	**0**	0	**6.750.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.750.000	0	0	0	0	0	6.750.000
404	09	02	00	Equipos de computación	6.750.000	0	0	0	0	0	6.750.000
				Totales	**8.428.352**	**0**	**0**	**0**	**0**	0	**8.428.352**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116191 600044000 TRANSFORMACIÓN DE LA ENAHP-IUT, UN SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: LOGRAR LA TRANSFORMACIÓN DE LA ENAHP-IUT, MEDIANTE LA APLICACIÓN DE LA DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.920.957**	**0**	**0**	**0**	**0**	**0**	**4.920.957**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.920.957	0	0	0	0	0	4.920.957
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	2.952.576	0	0	0	0	0	2.952.576
401	01	18	00	Remuneraciones al personal contratado	1.968.381	0	0	0	0	0	1.968.381
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.244.004**	**0**	**0**	**0**	**0**	**0**	**1.244.004**
402	01	00	00	Productos alimenticios y agropecuarios	220.002	0	0	0	0	0	220.002
402	01	01	00	Alimentos y bebidas para personas	220.002	0	0	0	0	0	220.002
402	05	00	00	Productos de papel, cartón e impresos	180.003	0	0	0	0	0	180.003
402	05	01	00	Pulpa de madera, papel y cartón	10.002	0	0	0	0	0	10.002
402	05	03	00	Productos de papel y cartón para oficina	25.000	0	0	0	0	0	25.000
402	05	06	00	Productos de papel y cartón para computación	60.000	0	0	0	0	0	60.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	85.001	0	0	0	0	0	85.001
402	06	00	00	Productos químicos y derivados	249.999	0	0	0	0	0	249.999
402	06	03	00	Tintas, pinturas y colorantes	249.999	0	0	0	0	0	249.999
402	10	00	00	Productos varios y útiles diversos	544.998	0	0	0	0	0	544.998
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	294.999	0	0	0	0	0	294.999
402	10	08	00	Materiales para equipos de computación	249.999	0	0	0	0	0	249.999
402	99	00	00	Otros materiales y suministros	49.002	0	0	0	0	0	49.002
402	99	01	00	Otros materiales y suministros	49.002	0	0	0	0	0	49.002
403	**00**	**00**	**00**	**Servicios no personales**	**2.469.915**	**0**	**0**	**0**	**0**	**0**	**2.469.915**
403	01	00	00	Alquileres de inmuebles	350.001	0	0	0	0	0	350.001
403	01	02	00	Alquileres de instalaciones culturales y recreativas	350.001	0	0	0	0	0	350.001
403	06	00	00	Servicios de transporte y almacenaje	50.001	0	0	0	0	0	50.001
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	50.001	0	0	0	0	0	50.001
403	07	00	00	Servicios de información, impresión y relaciones públicas	375.696	0	0	0	0	0	375.696
403	07	02	00	Imprenta y reproducción	99.999	0	0	0	0	0	99.999
403	07	03	00	Relaciones sociales	255.696	0	0	0	0	0	255.696
403	07	04	00	Avisos	20.001	0	0	0	0	0	20.001
403	09	00	00	Viáticos y pasajes	350.001	0	0	0	0	0	350.001

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116191 600044000 TRANSFORMACIÓN DE LA ENAHP-IUT, UN SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: LOGRAR LA TRANSFORMACIÓN DE LA ENAHP-IUT, MEDIANTE LA APLICACIÓN DE LA DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	350.001	0	0	0	0	0	350.001
403	10	00	00	Servicios profesionales y técnicos	394.999	0	0	0	0	0	394.999
403	10	03	00	Servicios de procesamiento de datos	94.999	0	0	0	0	0	94.999
403	10	99	00	Otros servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	159.998	0	0	0	0	0	159.998
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	99.999	0	0	0	0	0	99.999
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	24.999	0	0	0	0	0	24.999
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	35.000	0	0	0	0	0	35.000
403	18	00	00	Impuestos indirectos	489.219	0	0	0	0	0	489.219
403	18	01	00	Impuesto al valor agregado	489.219	0	0	0	0	0	489.219
403	99	00	00	Otros servicios no personales	300.000	0	0	0	0	0	300.000
403	99	01	00	Otros servicios no personales	300.000	0	0	0	0	0	300.000
404	**00**	**00**	**00**	**Activos reales**	**3.362.900**	**0**	**0**	**0**	**0**	**0**	**3.362.900**
404	01	00	00	Repuestos y reparaciones mayores	110.001	0	0	0	0	0	110.001
404	01	01	00	Repuestos mayores	110.001	0	0	0	0	0	110.001
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	39.999	0	0	0	0	0	39.999
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	70.002	0	0	0	0	0	70.002
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.300.002	0	0	0	0	0	1.300.002
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.300.002	0	0	0	0	0	1.300.002
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	279.999	0	0	0	0	0	279.999
404	07	02	00	Equipos de enseñanza, deporte y recreación	279.999	0	0	0	0	0	279.999
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.672.898	0	0	0	0	0	1.672.898
404	09	01	00	Mobiliario y equipos de oficina	289.998	0	0	0	0	0	289.998
404	09	02	00	Equipos de computación	849.999	0	0	0	0	0	849.999
404	09	03	00	Mobiliario y equipos de alojamiento	350.000	0	0	0	0	0	350.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	182.901	0	0	0	0	0	182.901
				Totales	**11.997.776**	**0**	**0**	**0**	**0**	**0**	**11.997.776**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116191 600044000 TRANSFORMACIÓN DE LA ENAHP-IUT, UN SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: LOGRAR LA TRANSFORMACIÓN DE LA ENAHP-IUT, MEDIANTE LA APLICACIÓN DE LA DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116191 600044000 TRANSFORMACIÓN DE LA ENAHP-IUT, UN SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: LOGRAR LA TRANSFORMACIÓN DE LA ENAHP-IUT, MEDIANTE LA APLICACIÓN DE LA DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600044001 FORTALECIMIENTO Y MODERNIZACIÓN DEL ÁREA DE LA DOCENCIA

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.640.319**	**0**	**0**	**0**	**0**	0	**1.640.319**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.640.319	0	0	0	0	0	1.640.319
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	984.192	0	0	0	0	0	984.192
401	01	18	00	Remuneraciones al personal contratado	656.127	0	0	0	0	0	656.127
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**414.668**	**0**	**0**	**0**	**0**	0	**414.668**
402	01	00	00	Productos alimenticios y agropecuarios	73.334	0	0	0	0	0	73.334
402	01	01	00	Alimentos y bebidas para personas	73.334	0	0	0	0	0	73.334
402	05	00	00	Productos de papel, cartón e impresos	60.001	0	0	0	0	0	60.001
402	05	01	00	Pulpa de madera, papel y cartón	3.334	0	0	0	0	0	3.334
402	05	03	00	Productos de papel y cartón para oficina	8.333	0	0	0	0	0	8.333
402	05	06	00	Productos de papel y cartón para computación	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	28.334	0	0	0	0	0	28.334
402	06	00	00	Productos químicos y derivados	83.333	0	0	0	0	0	83.333
402	06	03	00	Tintas, pinturas y colorantes	83.333	0	0	0	0	0	83.333
402	10	00	00	Productos varios y útiles diversos	181.666	0	0	0	0	0	181.666
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	98.333	0	0	0	0	0	98.333
402	10	08	00	Materiales para equipos de computación	83.333	0	0	0	0	0	83.333
402	99	00	00	Otros materiales y suministros	16.334	0	0	0	0	0	16.334
402	99	01	00	Otros materiales y suministros	16.334	0	0	0	0	0	16.334
403	**00**	**00**	**00**	**Servicios no personales**	**823.305**	**0**	**0**	**0**	**0**	0	**823.305**
403	01	00	00	Alquileres de inmuebles	116.667	0	0	0	0	0	116.667
403	01	02	00	Alquileres de instalaciones culturales y recreativas	116.667	0	0	0	0	0	116.667
403	06	00	00	Servicios de transporte y almacenaje	16.667	0	0	0	0	0	16.667
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	16.667	0	0	0	0	0	16.667

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116191 600044000 TRANSFORMACIÓN DE LA ENAHP-IUT, UN SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: LOGRAR LA TRANSFORMACIÓN DE LA ENAHP-IUT, MEDIANTE LA APLICACIÓN DE LA DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600044001 FORTALECIMIENTO Y MODERNIZACIÓN DEL ÁREA DE LA DOCENCIA

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	125.232	0	0	0	0	0	125.232
403	07	02	00	Imprenta y reproducción	33.333	0	0	0	0	0	33.333
403	07	03	00	Relaciones sociales	85.232	0	0	0	0	0	85.232
403	07	04	00	Avisos	6.667	0	0	0	0	0	6.667
403	09	00	00	Viáticos y pasajes	116.667	0	0	0	0	0	116.667
403	09	01	00	Viáticos y pasajes dentro del país	116.667	0	0	0	0	0	116.667
403	10	00	00	Servicios profesionales y técnicos	131.666	0	0	0	0	0	131.666
403	10	03	00	Servicios de procesamiento de datos	31.666	0	0	0	0	0	31.666
403	10	99	00	Otros servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	53.333	0	0	0	0	0	53.333
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	33.333	0	0	0	0	0	33.333
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	8.333	0	0	0	0	0	8.333
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	11.667	0	0	0	0	0	11.667
403	18	00	00	Impuestos indirectos	163.073	0	0	0	0	0	163.073
403	18	01	00	Impuesto al valor agregado	163.073	0	0	0	0	0	163.073
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**1.120.967**	**0**	**0**	**0**	**0**	0	**1.120.967**
404	01	00	00	Repuestos y reparaciones mayores	36.667	0	0	0	0	0	36.667
404	01	01	00	Repuestos mayores	36.667	0	0	0	0	0	36.667
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	13.333	0	0	0	0	0	13.333
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	23.334	0	0	0	0	0	23.334
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	433.334	0	0	0	0	0	433.334

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116191 600044000 TRANSFORMACIÓN DE LA ENAHP-IUT, UN SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: LOGRAR LA TRANSFORMACIÓN DE LA ENAHP-IUT, MEDIANTE LA APLICACIÓN DE LA DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600044001 FORTALECIMIENTO Y MODERNIZACIÓN DEL ÁREA DE LA DOCENCIA

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	433.334	0	0	0	0	0	433.334
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	93.333	0	0	0	0	0	93.333
404	07	02	00	Equipos de enseñanza, deporte y recreación	93.333	0	0	0	0	0	93.333
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	557.633	0	0	0	0	0	557.633
404	09	01	00	Mobiliario y equipos de oficina	96.666	0	0	0	0	0	96.666
404	09	02	00	Equipos de computación	283.333	0	0	0	0	0	283.333
404	09	03	00	Mobiliario y equipos de alojamiento	116.667	0	0	0	0	0	116.667
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	60.967	0	0	0	0	0	60.967
				Totales	**3.999.259**	**0**	**0**	**0**	**0**	0	**3.999.259**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116191 600044000 TRANSFORMACIÓN DE LA ENAHP-IUT, UN SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: LOGRAR LA TRANSFORMACIÓN DE LA ENAHP-IUT, MEDIANTE LA APLICACIÓN DE LA DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600044002 FOMENTAR Y PROMOVER EL DESARROLLO DE INVESTIGACIONES EN LA CIENCIAS FISCALES Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.640.319**	**0**	**0**	**0**	**0**	0	**1.640.319**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.640.319	0	0	0	0	0	1.640.319
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	984.192	0	0	0	0	0	984.192
401	01	18	00	Remuneraciones al personal contratado	656.127	0	0	0	0	0	656.127
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**414.668**	**0**	**0**	**0**	**0**	0	**414.668**
402	01	00	00	Productos alimenticios y agropecuarios	73.334	0	0	0	0	0	73.334
402	01	01	00	Alimentos y bebidas para personas	73.334	0	0	0	0	0	73.334
402	05	00	00	Productos de papel, cartón e impresos	60.001	0	0	0	0	0	60.001
402	05	01	00	Pulpa de madera, papel y cartón	3.334	0	0	0	0	0	3.334
402	05	03	00	Productos de papel y cartón para oficina	8.334	0	0	0	0	0	8.334
402	05	06	00	Productos de papel y cartón para computación	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	28.333	0	0	0	0	0	28.333
402	06	00	00	Productos químicos y derivados	83.333	0	0	0	0	0	83.333
402	06	03	00	Tintas, pinturas y colorantes	83.333	0	0	0	0	0	83.333
402	10	00	00	Productos varios y útiles diversos	181.666	0	0	0	0	0	181.666
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	98.333	0	0	0	0	0	98.333
402	10	08	00	Materiales para equipos de computación	83.333	0	0	0	0	0	83.333
402	99	00	00	Otros materiales y suministros	16.334	0	0	0	0	0	16.334
402	99	01	00	Otros materiales y suministros	16.334	0	0	0	0	0	16.334
403	**00**	**00**	**00**	**Servicios no personales**	**823.305**	**0**	**0**	**0**	**0**	0	**823.305**
403	01	00	00	Alquileres de inmuebles	116.667	0	0	0	0	0	116.667
403	01	02	00	Alquileres de instalaciones culturales y recreativas	116.667	0	0	0	0	0	116.667
403	06	00	00	Servicios de transporte y almacenaje	16.667	0	0	0	0	0	16.667
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	16.667	0	0	0	0	0	16.667

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116191 600044000 TRANSFORMACIÓN DE LA ENAHP-IUT, UN SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: LOGRAR LA TRANSFORMACIÓN DE LA ENAHP-IUT, MEDIANTE LA APLICACIÓN DE LA DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600044002 FOMENTAR Y PROMOVER EL DESARROLLO DE INVESTIGACIONES EN LA CIENCIAS FISCALES Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	125.232	0	0	0	0	0	125.232
403	07	02	00	Imprenta y reproducción	33.333	0	0	0	0	0	33.333
403	07	03	00	Relaciones sociales	85.232	0	0	0	0	0	85.232
403	07	04	00	Avisos	6.667	0	0	0	0	0	6.667
403	09	00	00	Viáticos y pasajes	116.667	0	0	0	0	0	116.667
403	09	01	00	Viáticos y pasajes dentro del país	116.667	0	0	0	0	0	116.667
403	10	00	00	Servicios profesionales y técnicos	131.667	0	0	0	0	0	131.667
403	10	03	00	Servicios de procesamiento de datos	31.667	0	0	0	0	0	31.667
403	10	99	00	Otros servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	53.332	0	0	0	0	0	53.332
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	33.333	0	0	0	0	0	33.333
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	8.333	0	0	0	0	0	8.333
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	11.666	0	0	0	0	0	11.666
403	18	00	00	Impuestos indirectos	163.073	0	0	0	0	0	163.073
403	18	01	00	Impuesto al valor agregado	163.073	0	0	0	0	0	163.073
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**1.120.967**	**0**	**0**	**0**	**0**	0	**1.120.967**
404	01	00	00	Repuestos y reparaciones mayores	36.667	0	0	0	0	0	36.667
404	01	01	00	Repuestos mayores	36.667	0	0	0	0	0	36.667
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	13.333	0	0	0	0	0	13.333
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	23.334	0	0	0	0	0	23.334
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	433.334	0	0	0	0	0	433.334

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116191 600044000 TRANSFORMACIÓN DE LA ENAHP-IUT, UN SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: LOGRAR LA TRANSFORMACIÓN DE LA ENAHP-IUT, MEDIANTE LA APLICACIÓN DE LA DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600044002 FOMENTAR Y PROMOVER EL DESARROLLO DE INVESTIGACIONES EN LA CIENCIAS FISCALES Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	433.334	0	0	0	0	0	433.334
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	93.333	0	0	0	0	0	93.333
404	07	02	00	Equipos de enseñanza, deporte y recreación	93.333	0	0	0	0	0	93.333
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	557.633	0	0	0	0	0	557.633
404	09	01	00	Mobiliario y equipos de oficina	96.666	0	0	0	0	0	96.666
404	09	02	00	Equipos de computación	283.333	0	0	0	0	0	283.333
404	09	03	00	Mobiliario y equipos de alojamiento	116.667	0	0	0	0	0	116.667
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	60.967	0	0	0	0	0	60.967
				Totales	**3.999.259**	**0**	**0**	**0**	**0**	0	**3.999.259**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116191 600044000 TRANSFORMACIÓN DE LA ENAHP-IUT, UN SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: LOGRAR LA TRANSFORMACIÓN DE LA ENAHP-IUT, MEDIANTE LA APLICACIÓN DE LA DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600044003 FORTALECIMIENTO DE LA INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.640.319**	**0**	**0**	**0**	**0**	0	**1.640.319**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.640.319	0	0	0	0	0	1.640.319
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	984.192	0	0	0	0	0	984.192
401	01	18	00	Remuneraciones al personal contratado	656.127	0	0	0	0	0	656.127
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**414.668**	**0**	**0**	**0**	**0**	0	**414.668**
402	01	00	00	Productos alimenticios y agropecuarios	73.334	0	0	0	0	0	73.334
402	01	01	00	Alimentos y bebidas para personas	73.334	0	0	0	0	0	73.334
402	05	00	00	Productos de papel, cartón e impresos	60.001	0	0	0	0	0	60.001
402	05	01	00	Pulpa de madera, papel y cartón	3.334	0	0	0	0	0	3.334
402	05	03	00	Productos de papel y cartón para oficina	8.333	0	0	0	0	0	8.333
402	05	06	00	Productos de papel y cartón para computación	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	28.334	0	0	0	0	0	28.334
402	06	00	00	Productos químicos y derivados	83.333	0	0	0	0	0	83.333
402	06	03	00	Tintas, pinturas y colorantes	83.333	0	0	0	0	0	83.333
402	10	00	00	Productos varios y útiles diversos	181.666	0	0	0	0	0	181.666
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	98.333	0	0	0	0	0	98.333
402	10	08	00	Materiales para equipos de computación	83.333	0	0	0	0	0	83.333
402	99	00	00	Otros materiales y suministros	16.334	0	0	0	0	0	16.334
402	99	01	00	Otros materiales y suministros	16.334	0	0	0	0	0	16.334
403	**00**	**00**	**00**	**Servicios no personales**	**823.305**	**0**	**0**	**0**	**0**	0	**823.305**
403	01	00	00	Alquileres de inmuebles	116.667	0	0	0	0	0	116.667
403	01	02	00	Alquileres de instalaciones culturales y recreativas	116.667	0	0	0	0	0	116.667
403	06	00	00	Servicios de transporte y almacenaje	16.667	0	0	0	0	0	16.667
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	16.667	0	0	0	0	0	16.667

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116191 600044000 TRANSFORMACIÓN DE LA ENAHP-IUT, UN SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: LOGRAR LA TRANSFORMACIÓN DE LA ENAHP-IUT, MEDIANTE LA APLICACIÓN DE LA DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600044003 FORTALECIMIENTO DE LA INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	125.232	0	0	0	0	0	125.232
403	07	02	00	Imprenta y reproducción	33.333	0	0	0	0	0	33.333
403	07	03	00	Relaciones sociales	85.232	0	0	0	0	0	85.232
403	07	04	00	Avisos	6.667	0	0	0	0	0	6.667
403	09	00	00	Viáticos y pasajes	116.667	0	0	0	0	0	116.667
403	09	01	00	Viáticos y pasajes dentro del país	116.667	0	0	0	0	0	116.667
403	10	00	00	Servicios profesionales y técnicos	131.666	0	0	0	0	0	131.666
403	10	03	00	Servicios de procesamiento de datos	31.666	0	0	0	0	0	31.666
403	10	99	00	Otros servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	53.333	0	0	0	0	0	53.333
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	33.333	0	0	0	0	0	33.333
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	8.333	0	0	0	0	0	8.333
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	11.667	0	0	0	0	0	11.667
403	18	00	00	Impuestos indirectos	163.073	0	0	0	0	0	163.073
403	18	01	00	Impuesto al valor agregado	163.073	0	0	0	0	0	163.073
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**1.120.966**	**0**	**0**	**0**	**0**	0	**1.120.966**
404	01	00	00	Repuestos y reparaciones mayores	36.667	0	0	0	0	0	36.667
404	01	01	00	Repuestos mayores	36.667	0	0	0	0	0	36.667
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	13.333	0	0	0	0	0	13.333
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	23.334	0	0	0	0	0	23.334
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	433.334	0	0	0	0	0	433.334

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116191 600044000 TRANSFORMACIÓN DE LA ENAHP-IUT, UN SISTEMA DE GESTIÓN CON VISIÓN SOCIALISTA

OBJETIVO DEL PROYECTO: LOGRAR LA TRANSFORMACIÓN DE LA ENAHP-IUT, MEDIANTE LA APLICACIÓN DE LA DOCENCIA, INVESTIGACIÓN E INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600044003 FORTALECIMIENTO DE LA INTERRELACIÓN DEL CONOCIMIENTO AL SERVICIO DE LA SOCIEDAD

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	433.334	0	0	0	0	0	433.334
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	93.333	0	0	0	0	0	93.333
404	07	02	00	Equipos de enseñanza, deporte y recreación	93.333	0	0	0	0	0	93.333
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	557.632	0	0	0	0	0	557.632
404	09	01	00	Mobiliario y equipos de oficina	96.666	0	0	0	0	0	96.666
404	09	02	00	Equipos de computación	283.333	0	0	0	0	0	283.333
404	09	03	00	Mobiliario y equipos de alojamiento	116.666	0	0	0	0	0	116.666
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	60.967	0	0	0	0	0	60.967
				Totales	**3.999.258**	**0**	**0**	**0**	**0**	0	**3.999.258**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116188 600045000 CONSTRUCCIÓN DEL DISEÑO CURRICULAR DE LA LICENCIATURA EN CIENCIAS FISCALES, PARTIENDO DE LA EVALUACIÓN DE RESULTADOS DE LA ADECUACIÓN CURRICULAR REALIZADA EN EL PERÍODO 2010-2011, INSCRITO EN EL PLAN DE TRANSFORMACIÓN DE LA ESCUELA NACIONAL DE HACIENDA PÚBLICA (ENAHP-IUT) Y EN CORRESPONDENCIA CON EL DESARROLLO ESTRATÉGICO DE LA NACIÓN

OBJETIVO DEL PROYECTO: LOGRAR EL ACCESO AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN SUPERIOR, CON PERTINENCIA SOCIAL Y CURRICULAR

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.199.809**	**0**	**0**	**0**	**0**	**0**	**1.199.809**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.199.809	0	0	0	0	0	1.199.809
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	656.480	0	0	0	0	0	656.480
401	01	18	00	Remuneraciones al personal contratado	543.329	0	0	0	0	0	543.329
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**153.325**	**0**	**0**	**0**	**0**	**0**	**153.325**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	28.325	0	0	0	0	0	28.325
402	05	02	00	Envases y cajas de papel y cartón	3.324	0	0	0	0	0	3.324
402	05	03	00	Productos de papel y cartón para oficina	18.124	0	0	0	0	0	18.124
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.877	0	0	0	0	0	6.877
402	06	00	00	Productos químicos y derivados	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**317.080**	**0**	**0**	**0**	**0**	**0**	**317.080**
403	06	00	00	Servicios de transporte y almacenaje	46.880	0	0	0	0	0	46.880
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	46.880	0	0	0	0	0	46.880
403	07	00	00	Servicios de información, impresión y relaciones públicas	53.560	0	0	0	0	0	53.560
403	07	02	00	Imprenta y reproducción	18.960	0	0	0	0	0	18.960
403	07	04	00	Avisos	34.600	0	0	0	0	0	34.600
403	09	00	00	Viáticos y pasajes	85.000	0	0	0	0	0	85.000
403	09	01	00	Viáticos y pasajes dentro del país	85.000	0	0	0	0	0	85.000
403	10	00	00	Servicios profesionales y técnicos	28.920	0	0	0	0	0	28.920

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116188 600045000 CONSTRUCCIÓN DEL DISEÑO CURRICULAR DE LA LICENCIATURA EN CIENCIAS FISCALES, PARTIENDO DE LA EVALUACIÓN DE RESULTADOS DE LA ADECUACIÓN CURRICULAR REALIZADA EN EL PERÍODO 2010-2011, INSCRITO EN EL PLAN DE TRANSFORMACIÓN DE LA ESCUELA NACIONAL DE HACIENDA PÚBLICA (ENAHP-IUT) Y EN CORRESPONDENCIA CON EL DESARROLLO ESTRATÉGICO DE LA NACIÓN

OBJETIVO DEL PROYECTO: LOGRAR EL ACCESO AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN SUPERIOR, CON PERTINENCIA SOCIAL Y CURRICULAR

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	03	00	Servicios de procesamiento de datos	28.920	0	0	0	0	0	28.920
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	38.440	0	0	0	0	0	38.440
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	12.600	0	0	0	0	0	12.600
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	14.840	0	0	0	0	0	14.840
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	11.000	0	0	0	0	0	11.000
403	18	00	00	Impuestos indirectos	36.280	0	0	0	0	0	36.280
403	18	01	00	Impuesto al valor agregado	36.280	0	0	0	0	0	36.280
403	99	00	00	Otros servicios no personales	28.000	0	0	0	0	0	28.000
403	99	01	00	Otros servicios no personales	28.000	0	0	0	0	0	28.000
404	**00**	**00**	**00**	**Activos reales**	**221.480**	**0**	**0**	**0**	**0**	**0**	**221.480**
404	05	00	00	Equipos de comunicaciones y de señalamiento	47.620	0	0	0	0	0	47.620
404	05	01	00	Equipos de telecomunicaciones	24.820	0	0	0	0	0	24.820
404	05	04	00	Equipos de correo	22.800	0	0	0	0	0	22.800
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	12.800	0	0	0	0	0	12.800
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	12.800	0	0	0	0	0	12.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	161.060	0	0	0	0	0	161.060
404	09	01	00	Mobiliario y equipos de oficina	17.580	0	0	0	0	0	17.580
404	09	02	00	Equipos de computación	71.880	0	0	0	0	0	71.880
404	09	03	00	Mobiliario y equipos de alojamiento	71.600	0	0	0	0	0	71.600
				Totales	**1.891.694**	**0**	**0**	**0**	**0**	**0**	**1.891.694**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116188 600045000 CONSTRUCCIÓN DEL DISEÑO CURRICULAR DE LA LICENCIATURA EN CIENCIAS FISCALES, PARTIENDO DE LA EVALUACIÓN DE RESULTADOS DE LA ADECUACIÓN CURRICULAR REALIZADA EN EL PERÍODO 2010-2011, INSCRITO EN EL PLAN DE TRANSFORMACIÓN DE LA ESCUELA NACIONAL DE HACIENDA PÚBLICA (ENAHP-IUT) Y EN CORRESPONDENCIA CON EL DESARROLLO ESTRATÉGICO DE LA NACIÓN

OBJETIVO DEL PROYECTO: LOGRAR EL ACCESO AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN SUPERIOR, CON PERTINENCIA SOCIAL Y CURRICULAR

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116188 600045000 CONSTRUCCIÓN DEL DISEÑO CURRICULAR DE LA LICENCIATURA EN CIENCIAS FISCALES, PARTIENDO DE LA EVALUACIÓN DE RESULTADOS DE LA ADECUACIÓN CURRICULAR REALIZADA EN EL PERÍODO 2010-2011, INSCRITO EN EL PLAN DE TRANSFORMACIÓN DE LA ESCUELA NACIONAL DE HACIENDA PÚBLICA (ENAHP-IUT) Y EN CORRESPONDENCIA CON EL DESARROLLO ESTRATÉGICO DE LA NACIÓN

OBJETIVO DEL PROYECTO: LOGRAR EL ACCESO AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN SUPERIOR, CON PERTINENCIA SOCIAL Y CURRICULAR

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600045001 CONSTRUCCIÓN DE LA ESTRUCTURA CURRICULAR DEL NUEVO DISEÑO DE LA LICENCIATURA EN CIENCIAS FISCALES, ATENDIENDO A LA INCORPORACIÓN DEL COMPONENTE DE PRÁCTICAS PROFESIONALES O FORMACIÓN PROFESIONAL Y SU ARTICULACIÓN SISTÉMICA CON EL RESTO DE LOS COMPONENTES DEL PLAN DE ESTUDIO

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**886.849**	**0**	**0**	**0**	**0**	0	**886.849**
401	01	00	00	Sueldos, salarios y otras retribuciones	886.849	0	0	0	0	0	886.849
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	500.000	0	0	0	0	0	500.000
401	01	18	00	Remuneraciones al personal contratado	386.849	0	0	0	0	0	386.849
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	0	**100.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**31.880**	**0**	**0**	**0**	**0**	0	**31.880**
403	06	00	00	Servicios de transporte y almacenaje	9.880	0	0	0	0	0	9.880
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	9.880	0	0	0	0	0	9.880
403	10	00	00	Servicios profesionales y técnicos	11.960	0	0	0	0	0	11.960
403	10	03	00	Servicios de procesamiento de datos	11.960	0	0	0	0	0	11.960
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.040	0	0	0	0	0	10.040
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	4.200	0	0	0	0	0	4.200
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	2.840	0	0	0	0	0	2.840
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	3.000	0	0	0	0	0	3.000
				Totales	**1.018.729**	**0**	**0**	**0**	**0**	0	**1.018.729**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116188 600045000 CONSTRUCCIÓN DEL DISEÑO CURRICULAR DE LA LICENCIATURA EN CIENCIAS FISCALES, PARTIENDO DE LA EVALUACIÓN DE RESULTADOS DE LA ADECUACIÓN CURRICULAR REALIZADA EN EL PERÍODO 2010-2011, INSCRITO EN EL PLAN DE TRANSFORMACIÓN DE LA ESCUELA NACIONAL DE HACIENDA PÚBLICA (ENAHP-IUT) Y EN CORRESPONDENCIA CON EL DESARROLLO ESTRATÉGICO DE LA NACIÓN

OBJETIVO DEL PROYECTO: LOGRAR EL ACCESO AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN SUPERIOR, CON PERTINENCIA SOCIAL Y CURRICULAR

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600045002 ADMINISTRACIÓN Y EVALUACIÓN DE PROCESO, DEL PLAN DE ESTUDIO DEL NUEVO DISEÑO CURRICULAR DE LA LICENCIATURA EN CIENCIAS FISCALES ENAHP-IUT

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**312.960**	**0**	**0**	**0**	**0**	0	**312.960**
401	01	00	00	Sueldos, salarios y otras retribuciones	312.960	0	0	0	0	0	312.960
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	156.480	0	0	0	0	0	156.480
401	01	18	00	Remuneraciones al personal contratado	156.480	0	0	0	0	0	156.480
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**53.325**	**0**	**0**	**0**	**0**	0	**53.325**
402	05	00	00	Productos de papel, cartón e impresos	28.325	0	0	0	0	0	28.325
402	05	02	00	Envases y cajas de papel y cartón	3.324	0	0	0	0	0	3.324
402	05	03	00	Productos de papel y cartón para oficina	18.124	0	0	0	0	0	18.124
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.877	0	0	0	0	0	6.877
402	06	00	00	Productos químicos y derivados	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**185.000**	**0**	**0**	**0**	**0**	0	**185.000**
403	06	00	00	Servicios de transporte y almacenaje	18.500	0	0	0	0	0	18.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	18.500	0	0	0	0	0	18.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	26.780	0	0	0	0	0	26.780
403	07	02	00	Imprenta y reproducción	9.480	0	0	0	0	0	9.480
403	07	04	00	Avisos	17.300	0	0	0	0	0	17.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116188 600045000 CONSTRUCCIÓN DEL DISEÑO CURRICULAR DE LA LICENCIATURA EN CIENCIAS FISCALES, PARTIENDO DE LA EVALUACIÓN DE RESULTADOS DE LA ADECUACIÓN CURRICULAR REALIZADA EN EL PERÍODO 2010-2011, INSCRITO EN EL PLAN DE TRANSFORMACIÓN DE LA ESCUELA NACIONAL DE HACIENDA PÚBLICA (ENAHP-IUT) Y EN CORRESPONDENCIA CON EL DESARROLLO ESTRATÉGICO DE LA NACIÓN

OBJETIVO DEL PROYECTO: LOGRAR EL ACCESO AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN SUPERIOR, CON PERTINENCIA SOCIAL Y CURRICULAR

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600045002 ADMINISTRACIÓN Y EVALUACIÓN DE PROCESO, DEL PLAN DE ESTUDIO DEL NUEVO DISEÑO CURRICULAR DE LA LICENCIATURA EN CIENCIAS FISCALES ENAHP-IUT

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	65.000	0	0	0	0	0	65.000
403	09	01	00	Viáticos y pasajes dentro del país	65.000	0	0	0	0	0	65.000
403	10	00	00	Servicios profesionales y técnicos	11.960	0	0	0	0	0	11.960
403	10	03	00	Servicios de procesamiento de datos	11.960	0	0	0	0	0	11.960
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.200	0	0	0	0	0	9.200
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	4.200	0	0	0	0	0	4.200
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	2.000	0	0	0	0	0	2.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	3.000	0	0	0	0	0	3.000
403	18	00	00	Impuestos indirectos	25.560	0	0	0	0	0	25.560
403	18	01	00	Impuesto al valor agregado	25.560	0	0	0	0	0	25.560
403	99	00	00	Otros servicios no personales	28.000	0	0	0	0	0	28.000
403	99	01	00	Otros servicios no personales	28.000	0	0	0	0	0	28.000
404	**00**	**00**	**00**	**Activos reales**	**120.060**	**0**	**0**	**0**	**0**	0	**120.060**
404	05	00	00	Equipos de comunicaciones y de señalamiento	44.800	0	0	0	0	0	44.800
404	05	01	00	Equipos de telecomunicaciones	22.000	0	0	0	0	0	22.000
404	05	04	00	Equipos de correo	22.800	0	0	0	0	0	22.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	75.260	0	0	0	0	0	75.260
404	09	01	00	Mobiliario y equipos de oficina	12.880	0	0	0	0	0	12.880
404	09	02	00	Equipos de computación	26.580	0	0	0	0	0	26.580
404	09	03	00	Mobiliario y equipos de alojamiento	35.800	0	0	0	0	0	35.800
				Totales	**671.345**	**0**	**0**	**0**	**0**	0	**671.345**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116188 600045000 CONSTRUCCIÓN DEL DISEÑO CURRICULAR DE LA LICENCIATURA EN CIENCIAS FISCALES, PARTIENDO DE LA EVALUACIÓN DE RESULTADOS DE LA ADECUACIÓN CURRICULAR REALIZADA EN EL PERÍODO 2010-2011, INSCRITO EN EL PLAN DE TRANSFORMACIÓN DE LA ESCUELA NACIONAL DE HACIENDA PÚBLICA (ENAHP-IUT) Y EN CORRESPONDENCIA CON EL DESARROLLO ESTRATÉGICO DE LA NACIÓN

OBJETIVO DEL PROYECTO: LOGRAR EL ACCESO AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN SUPERIOR, CON PERTINENCIA SOCIAL Y CURRICULAR

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600045003 EVALUACIÓN DE LOS RESULTADOS DE LA ADMINISTRACIÓN DEL PLAN DE ESTUDIO DEL NUEVO DISEÑO CURRICULAR DE LA LICENCIATURA EN CIENCIAS FISCALES DE LA ENAHP-IUT

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**100.200**	**0**	**0**	**0**	**0**	0	**100.200**
403	06	00	00	Servicios de transporte y almacenaje	18.500	0	0	0	0	0	18.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	18.500	0	0	0	0	0	18.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	26.780	0	0	0	0	0	26.780
403	07	02	00	Imprenta y reproducción	9.480	0	0	0	0	0	9.480
403	07	04	00	Avisos	17.300	0	0	0	0	0	17.300
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	10	03	00	Servicios de procesamiento de datos	5.000	0	0	0	0	0	5.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	19.200	0	0	0	0	0	19.200
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	4.200	0	0	0	0	0	4.200
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	10.720	0	0	0	0	0	10.720
403	18	01	00	Impuesto al valor agregado	10.720	0	0	0	0	0	10.720
404	**00**	**00**	**00**	**Activos reales**	**101.420**	**0**	**0**	**0**	**0**	0	**101.420**
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.820	0	0	0	0	0	2.820
404	05	01	00	Equipos de telecomunicaciones	2.820	0	0	0	0	0	2.820
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	12.800	0	0	0	0	0	12.800
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	12.800	0	0	0	0	0	12.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	85.800	0	0	0	0	0	85.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116188 600045000 CONSTRUCCIÓN DEL DISEÑO CURRICULAR DE LA LICENCIATURA EN CIENCIAS FISCALES, PARTIENDO DE LA EVALUACIÓN DE RESULTADOS DE LA ADECUACIÓN CURRICULAR REALIZADA EN EL PERÍODO 2010-2011, INSCRITO EN EL PLAN DE TRANSFORMACIÓN DE LA ESCUELA NACIONAL DE HACIENDA PÚBLICA (ENAHP-IUT) Y EN CORRESPONDENCIA CON EL DESARROLLO ESTRATÉGICO DE LA NACIÓN

OBJETIVO DEL PROYECTO: LOGRAR EL ACCESO AL CONOCIMIENTO PARA UNIVERSALIZAR LA EDUCACIÓN SUPERIOR, CON PERTINENCIA SOCIAL Y CURRICULAR

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600045003 EVALUACIÓN DE LOS RESULTADOS DE LA ADMINISTRACIÓN DEL PLAN DE ESTUDIO DEL NUEVO DISEÑO CURRICULAR DE LA LICENCIATURA EN CIENCIAS FISCALES DE LA ENAHP-IUT

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE ADMINISTRACIÓN Y HACIENDA PÚBLICA (ENAHP-IUT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	4.700	0	0	0	0	0	4.700
404	09	02	00	Equipos de computación	45.300	0	0	0	0	0	45.300
404	09	03	00	Mobiliario y equipos de alojamiento	35.800	0	0	0	0	0	35.800
				Totales	**201.620**	**0**	**0**	**0**	**0**	0	**201.620**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116120 600046000 SEGUIMIENTO DE LOS MECANISMOS DE COOPERACIÓN BILATERAL CON LA REPÚBLICA POPULAR CHINA 2012

OBJETIVO DEL PROYECTO: ARTICULAR ARMÓNICAMENTE LAS ACTIVIDADES DEL EJECUTIVO NACIONAL EN LA REGULACIÓN, FORMULACIÓN Y SEGUIMIENTO DE POLÍTICAS EN MATERIA DE PLANIFICACIÓN ESTRATÉGICA, TERRITORIAL, SOCIAL, INSTITUCIONAL, ASÍ COMOLA PLANIFICACIÓN Y COORDINACIÓN DE LOS SISTEMAS INTEGRADOS DE LA ADMINISTRACIÓN DE HACIENDA Y FINANZAS DEL SECTOR PÚBLICO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.050.000**	**0**	**0**	**0**	**0**	**0**	**1.050.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.050.000	0	0	0	0	0	1.050.000
401	01	18	00	Remuneraciones al personal contratado	1.050.000	0	0	0	0	0	1.050.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**303.500**	**0**	**0**	**0**	**0**	**0**	**303.500**
402	05	00	00	Productos de papel, cartón e impresos	133.000	0	0	0	0	0	133.000
402	05	03	00	Productos de papel y cartón para oficina	101.000	0	0	0	0	0	101.000
402	05	04	00	Libros, revistas y periódicos	15.500	0	0	0	0	0	15.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	9.000	0	0	0	0	0	9.000
402	05	99	00	Otros productos de pulpa, papel y cartón	7.500	0	0	0	0	0	7.500
402	10	00	00	Productos varios y útiles diversos	142.000	0	0	0	0	0	142.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	9.000	0	0	0	0	0	9.000
402	10	08	00	Materiales para equipos de computación	99.000	0	0	0	0	0	99.000
402	10	99	00	Otros productos y útiles diversos	34.000	0	0	0	0	0	34.000
402	99	00	00	Otros materiales y suministros	28.500	0	0	0	0	0	28.500
402	99	01	00	Otros materiales y suministros	28.500	0	0	0	0	0	28.500
403	**00**	**00**	**00**	**Servicios no personales**	**331.000**	**0**	**0**	**0**	**0**	**0**	**331.000**
403	09	00	00	Viáticos y pasajes	125.000	0	0	0	0	0	125.000
403	09	01	00	Viáticos y pasajes dentro del país	125.000	0	0	0	0	0	125.000
403	10	00	00	Servicios profesionales y técnicos	146.000	0	0	0	0	0	146.000
403	10	99	00	Otros servicios profesionales y técnicos	146.000	0	0	0	0	0	146.000
403	18	00	00	Impuestos indirectos	60.000	0	0	0	0	0	60.000
403	18	01	00	Impuesto al valor agregado	60.000	0	0	0	0	0	60.000
				Totales	**1.684.500**	**0**	**0**	**0**	**0**	**0**	**1.684.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116120 600046000 SEGUIMIENTO DE LOS MECANISMOS DE COOPERACIÓN BILATERAL CON LA REPÚBLICA POPULAR CHINA 2012

OBJETIVO DEL PROYECTO: ARTICULAR ARMÓNICAMENTE LAS ACTIVIDADES DEL EJECUTIVO NACIONAL EN LA REGULACIÓN, FORMULACIÓN Y SEGUIMIENTO DE POLÍTICAS EN MATERIA DE PLANIFICACIÓN ESTRATÉGICA, TERRITORIAL, SOCIAL, INSTITUCIONAL, ASÍ COMOLA PLANIFICACIÓN Y COORDINACIÓN DE LOS SISTEMAS INTEGRADOS DE LA ADMINISTRACIÓN DE HACIENDA Y FINANZAS DEL SECTOR PÚBLICO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116120 600046000 SEGUIMIENTO DE LOS MECANISMOS DE COOPERACIÓN BILATERAL CON LA REPÚBLICA POPULAR CHINA 2012

OBJETIVO DEL PROYECTO: ARTICULAR ARMÓNICAMENTE LAS ACTIVIDADES DEL EJECUTIVO NACIONAL EN LA REGULACIÓN, FORMULACIÓN Y SEGUIMIENTO DE POLÍTICAS EN MATERIA DE PLANIFICACIÓN ESTRATÉGICA, TERRITORIAL, SOCIAL, INSTITUCIONAL, ASÍ COMOLA PLANIFICACIÓN Y COORDINACIÓN DE LOS SISTEMAS INTEGRADOS DE LA ADMINISTRACIÓN DE HACIENDA Y FINANZAS DEL SECTOR PÚBLICO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600046001 REALIZAR INFORMES PERIÓDICOS SOBRE LA SITUACIÓN FÍSICA Y FINANCIERA DE LOS PROYECTOS QUE SE EJECUTAN DENTRO DEL MARCO DE LA CMAN

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**350.000**	**0**	**0**	**0**	**0**	0	**350.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	350.000	0	0	0	0	0	350.000
401	01	18	00	Remuneraciones al personal contratado	350.000	0	0	0	0	0	350.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**226.000**	**0**	**0**	**0**	**0**	0	**226.000**
402	05	00	00	Productos de papel, cartón e impresos	91.000	0	0	0	0	0	91.000
402	05	03	00	Productos de papel y cartón para oficina	70.000	0	0	0	0	0	70.000
402	05	04	00	Libros, revistas y periódicos	12.000	0	0	0	0	0	12.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	05	99	00	Otros productos de pulpa, papel y cartón	4.000	0	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	110.000	0	0	0	0	0	110.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.000	0	0	0	0	0	7.000
402	10	08	00	Materiales para equipos de computación	72.000	0	0	0	0	0	72.000
402	10	99	00	Otros productos y útiles diversos	31.000	0	0	0	0	0	31.000
402	99	00	00	Otros materiales y suministros	25.000	0	0	0	0	0	25.000
402	99	01	00	Otros materiales y suministros	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**84.000**	**0**	**0**	**0**	**0**	0	**84.000**
403	09	00	00	Viáticos y pasajes	28.000	0	0	0	0	0	28.000
403	09	01	00	Viáticos y pasajes dentro del país	28.000	0	0	0	0	0	28.000
403	10	00	00	Servicios profesionales y técnicos	26.000	0	0	0	0	0	26.000
403	10	99	00	Otros servicios profesionales y técnicos	26.000	0	0	0	0	0	26.000
403	18	00	00	Impuestos indirectos	30.000	0	0	0	0	0	30.000
403	18	01	00	Impuesto al valor agregado	30.000	0	0	0	0	0	30.000
				Totales	**660.000**	**0**	**0**	**0**	**0**	0	**660.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116120 600046000 SEGUIMIENTO DE LOS MECANISMOS DE COOPERACIÓN BILATERAL CON LA REPÚBLICA POPULAR CHINA 2012

OBJETIVO DEL PROYECTO: ARTICULAR ARMÓNICAMENTE LAS ACTIVIDADES DEL EJECUTIVO NACIONAL EN LA REGULACIÓN, FORMULACIÓN Y SEGUIMIENTO DE POLÍTICAS EN MATERIA DE PLANIFICACIÓN ESTRATÉGICA, TERRITORIAL, SOCIAL, INSTITUCIONAL, ASÍ COMOLA PLANIFICACIÓN Y COORDINACIÓN DE LOS SISTEMAS INTEGRADOS DE LA ADMINISTRACIÓN DE HACIENDA Y FINANZAS DEL SECTOR PÚBLICO

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600046002 MANTENER LA BASE DE INFORMACIÓN DE LA CMAN ACTUALIZADA

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DE LA VICEMINISTRA DE PLANIFICACIÓN SOCIAL E INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**700.000**	**0**	**0**	**0**	**0**	0	**700.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	700.000	0	0	0	0	0	700.000
401	01	18	00	Remuneraciones al personal contratado	700.000	0	0	0	0	0	700.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**77.500**	**0**	**0**	**0**	**0**	0	**77.500**
402	05	00	00	Productos de papel, cartón e impresos	42.000	0	0	0	0	0	42.000
402	05	03	00	Productos de papel y cartón para oficina	31.000	0	0	0	0	0	31.000
402	05	04	00	Libros, revistas y periódicos	3.500	0	0	0	0	0	3.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.000	0	0	0	0	0	4.000
402	05	99	00	Otros productos de pulpa, papel y cartón	3.500	0	0	0	0	0	3.500
402	10	00	00	Productos varios y útiles diversos	32.000	0	0	0	0	0	32.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.000	0	0	0	0	0	2.000
402	10	08	00	Materiales para equipos de computación	27.000	0	0	0	0	0	27.000
402	10	99	00	Otros productos y útiles diversos	3.000	0	0	0	0	0	3.000
402	99	00	00	Otros materiales y suministros	3.500	0	0	0	0	0	3.500
402	99	01	00	Otros materiales y suministros	3.500	0	0	0	0	0	3.500
403	**00**	**00**	**00**	**Servicios no personales**	**247.000**	**0**	**0**	**0**	**0**	0	**247.000**
403	09	00	00	Viáticos y pasajes	97.000	0	0	0	0	0	97.000
403	09	01	00	Viáticos y pasajes dentro del país	97.000	0	0	0	0	0	97.000
403	10	00	00	Servicios profesionales y técnicos	120.000	0	0	0	0	0	120.000
403	10	99	00	Otros servicios profesionales y técnicos	120.000	0	0	0	0	0	120.000
403	18	00	00	Impuestos indirectos	30.000	0	0	0	0	0	30.000
403	18	01	00	Impuesto al valor agregado	30.000	0	0	0	0	0	30.000
				Totales	**1.024.500**	**0**	**0**	**0**	**0**	0	**1.024.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116154 600047000 FORTALECIMIENTO DE LOS MECANISMOS DE ANÁLISIS Y DIVULGACIÓN DE LA POLÍTICA E INFORMACIÓN SOCIAL

OBJETIVO DEL PROYECTO: ARTICULAR ARMÓNICAMENTE LAS ACTIVIDADES DEL EJECUTIVO NACIONAL EN LA REGULACIÓN, FORMULACIÓN Y SEGUIMIENTO DE POLÍTICAS EN MATERIA DE PLANIFICACIÓN ESTRATÉGICA, TERRITORIAL, SOCIAL, INSTITUCIONAL, ASÍ COMO LA PLANIFICACIÓN Y COORDINACIÓN DE LOS SISTEMAS INTEGRADOS DE LA ADMINISTRACIÓN DE HACIENDA Y FINANZAS DEL SECTOR PÚBLICO

UNIDAD DE MEDIDA: INFORME **META:** 7

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	600.000	0	0	0	0	0	600.000
401	01	18	00	Remuneraciones al personal contratado	600.000	0	0	0	0	0	600.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**288.600**	**0**	**0**	**0**	**0**	**0**	**288.600**
402	05	00	00	Productos de papel, cartón e impresos	111.000	0	0	0	0	0	111.000
402	05	03	00	Productos de papel y cartón para oficina	101.000	0	0	0	0	0	101.000
402	05	99	00	Otros productos de pulpa, papel y cartón	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	172.000	0	0	0	0	0	172.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	154.000	0	0	0	0	0	154.000
402	10	99	00	Otros productos y útiles diversos	8.000	0	0	0	0	0	8.000
402	99	00	00	Otros materiales y suministros	5.600	0	0	0	0	0	5.600
402	99	01	00	Otros materiales y suministros	5.600	0	0	0	0	0	5.600
403	**00**	**00**	**00**	**Servicios no personales**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	132.000	0	0	0	0	0	132.000
403	10	99	00	Otros servicios profesionales y técnicos	132.000	0	0	0	0	0	132.000
403	18	00	00	Impuestos indirectos	68.000	0	0	0	0	0	68.000
403	18	01	00	Impuesto al valor agregado	68.000	0	0	0	0	0	68.000
404	**00**	**00**	**00**	**Activos reales**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	09	01	00	Mobiliario y equipos de oficina	44.000	0	0	0	0	0	44.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	6.000	0	0	0	0	0	6.000
				Totales	**1.188.600**	**0**	**0**	**0**	**0**	**0**	**1.188.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116154 600047000 FORTALECIMIENTO DE LOS MECANISMOS DE ANÁLISIS Y DIVULGACIÓN DE LA POLÍTICA E INFORMACIÓN SOCIAL

OBJETIVO DEL PROYECTO: ARTICULAR ARMÓNICAMENTE LAS ACTIVIDADES DEL EJECUTIVO NACIONAL EN LA REGULACIÓN, FORMULACIÓN Y SEGUIMIENTO DE POLÍTICAS EN MATERIA DE PLANIFICACIÓN ESTRATÉGICA, TERRITORIAL, SOCIAL, INSTITUCIONAL, ASÍ COMO LA PLANIFICACIÓN Y COORDINACIÓN DE LOS SISTEMAS INTEGRADOS DE LA ADMINISTRACIÓN DE HACIENDA Y FINANZAS DEL SECTOR PÚBLICO

UNIDAD DE MEDIDA: INFORME **META:** 7

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116154 600047000 FORTALECIMIENTO DE LOS MECANISMOS DE ANÁLISIS Y DIVULGACIÓN DE LA POLÍTICA E INFORMACIÓN SOCIAL

OBJETIVO DEL PROYECTO: ARTICULAR ARMÓNICAMENTE LAS ACTIVIDADES DEL EJECUTIVO NACIONAL EN LA REGULACIÓN, FORMULACIÓN Y SEGUIMIENTO DE POLÍTICAS EN MATERIA DE PLANIFICACIÓN ESTRATÉGICA, TERRITORIAL, SOCIAL, INSTITUCIONAL, ASÍ COMO LA PLANIFICACIÓN Y COORDINACIÓN DE LOS SISTEMAS INTEGRADOS DE LA ADMINISTRACIÓN DE HACIENDA Y FINANZAS DEL SECTOR PÚBLICO

UNIDAD DE MEDIDA: INFORME **META:** 7

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600047001 ESTABLECER LOS DE LINEAMIENTOS PARA EL DESARROLLO DE POLÍTICAS PLANES Y PROYECTOS EN MATERIA SOCIAL

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**300.000**	**0**	**0**	**0**	**0**	0	**300.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	300.000	0	0	0	0	0	300.000
401	01	18	00	Remuneraciones al personal contratado	300.000	0	0	0	0	0	300.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**141.800**	**0**	**0**	**0**	**0**	0	**141.800**
402	05	00	00	Productos de papel, cartón e impresos	55.000	0	0	0	0	0	55.000
402	05	03	00	Productos de papel y cartón para oficina	50.000	0	0	0	0	0	50.000
402	05	99	00	Otros productos de pulpa, papel y cartón	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	84.000	0	0	0	0	0	84.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	75.000	0	0	0	0	0	75.000
402	10	99	00	Otros productos y útiles diversos	4.000	0	0	0	0	0	4.000
402	99	00	00	Otros materiales y suministros	2.800	0	0	0	0	0	2.800
402	99	01	00	Otros materiales y suministros	2.800	0	0	0	0	0	2.800
403	**00**	**00**	**00**	**Servicios no personales**	**183.000**	**0**	**0**	**0**	**0**	0	**183.000**
403	09	00	00	Viáticos y pasajes	25.000	0	0	0	0	0	25.000
403	09	01	00	Viáticos y pasajes dentro del país	25.000	0	0	0	0	0	25.000
403	10	00	00	Servicios profesionales y técnicos	120.000	0	0	0	0	0	120.000
403	10	99	00	Otros servicios profesionales y técnicos	120.000	0	0	0	0	0	120.000
403	18	00	00	Impuestos indirectos	38.000	0	0	0	0	0	38.000
403	18	01	00	Impuesto al valor agregado	38.000	0	0	0	0	0	38.000
404	**00**	**00**	**00**	**Activos reales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
404	09	01	00	Mobiliario y equipos de oficina	22.000	0	0	0	0	0	22.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116154 600047000 FORTALECIMIENTO DE LOS MECANISMOS DE ANÁLISIS Y DIVULGACIÓN DE LA POLÍTICA E INFORMACIÓN SOCIAL

OBJETIVO DEL PROYECTO: ARTICULAR ARMÓNICAMENTE LAS ACTIVIDADES DEL EJECUTIVO NACIONAL EN LA REGULACIÓN, FORMULACIÓN Y SEGUIMIENTO DE POLÍTICAS EN MATERIA DE PLANIFICACIÓN ESTRATÉGICA, TERRITORIAL, SOCIAL, INSTITUCIONAL, ASÍ COMO LA PLANIFICACIÓN Y COORDINACIÓN DE LOS SISTEMAS INTEGRADOS DE LA ADMINISTRACIÓN DE HACIENDA Y FINANZAS DEL SECTOR PÚBLICO

UNIDAD DE MEDIDA: INFORME **META:** 7

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600047001 ESTABLECER LOS DE LINEAMIENTOS PARA EL DESARROLLO DE POLÍTICAS PLANES Y PROYECTOS EN MATERIA SOCIAL

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.000	0	0	0	0	0	3.000
				Totales	**649.800**	**0**	**0**	**0**	**0**	0	**649.800**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116154 600047000 FORTALECIMIENTO DE LOS MECANISMOS DE ANÁLISIS Y DIVULGACIÓN DE LA POLÍTICA E INFORMACIÓN SOCIAL

OBJETIVO DEL PROYECTO: ARTICULAR ARMÓNICAMENTE LAS ACTIVIDADES DEL EJECUTIVO NACIONAL EN LA REGULACIÓN, FORMULACIÓN Y SEGUIMIENTO DE POLÍTICAS EN MATERIA DE PLANIFICACIÓN ESTRATÉGICA, TERRITORIAL, SOCIAL, INSTITUCIONAL, ASÍ COMO LA PLANIFICACIÓN Y COORDINACIÓN DE LOS SISTEMAS INTEGRADOS DE LA ADMINISTRACIÓN DE HACIENDA Y FINANZAS DEL SECTOR PÚBLICO

UNIDAD DE MEDIDA: INFORME **META:** 7

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600047002 ELABORAR Y ANALIZAR LA INFORMACIÓN SOCIAL PARA SU DIVULGACIÓN Y PUBLICACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**300.000**	**0**	**0**	**0**	**0**	0	**300.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	300.000	0	0	0	0	0	300.000
401	01	18	00	Remuneraciones al personal contratado	300.000	0	0	0	0	0	300.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**146.800**	**0**	**0**	**0**	**0**	0	**146.800**
402	05	00	00	Productos de papel, cartón e impresos	56.000	0	0	0	0	0	56.000
402	05	03	00	Productos de papel y cartón para oficina	51.000	0	0	0	0	0	51.000
402	05	99	00	Otros productos de pulpa, papel y cartón	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	88.000	0	0	0	0	0	88.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	79.000	0	0	0	0	0	79.000
402	10	99	00	Otros productos y útiles diversos	4.000	0	0	0	0	0	4.000
402	99	00	00	Otros materiales y suministros	2.800	0	0	0	0	0	2.800
402	99	01	00	Otros materiales y suministros	2.800	0	0	0	0	0	2.800
403	**00**	**00**	**00**	**Servicios no personales**	**67.000**	**0**	**0**	**0**	**0**	0	**67.000**
403	09	00	00	Viáticos y pasajes	25.000	0	0	0	0	0	25.000
403	09	01	00	Viáticos y pasajes dentro del país	25.000	0	0	0	0	0	25.000
403	10	00	00	Servicios profesionales y técnicos	12.000	0	0	0	0	0	12.000
403	10	99	00	Otros servicios profesionales y técnicos	12.000	0	0	0	0	0	12.000
403	18	00	00	Impuestos indirectos	30.000	0	0	0	0	0	30.000
403	18	01	00	Impuesto al valor agregado	30.000	0	0	0	0	0	30.000
404	**00**	**00**	**00**	**Activos reales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
404	09	01	00	Mobiliario y equipos de oficina	22.000	0	0	0	0	0	22.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116154 600047000 FORTALECIMIENTO DE LOS MECANISMOS DE ANÁLISIS Y DIVULGACIÓN DE LA POLÍTICA E INFORMACIÓN SOCIAL

OBJETIVO DEL PROYECTO: ARTICULAR ARMÓNICAMENTE LAS ACTIVIDADES DEL EJECUTIVO NACIONAL EN LA REGULACIÓN, FORMULACIÓN Y SEGUIMIENTO DE POLÍTICAS EN MATERIA DE PLANIFICACIÓN ESTRATÉGICA, TERRITORIAL, SOCIAL, INSTITUCIONAL, ASÍ COMO LA PLANIFICACIÓN Y COORDINACIÓN DE LOS SISTEMAS INTEGRADOS DE LA ADMINISTRACIÓN DE HACIENDA Y FINANZAS DEL SECTOR PÚBLICO

UNIDAD DE MEDIDA: INFORME **META:** 7

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600047002 ELABORAR Y ANALIZAR LA INFORMACIÓN SOCIAL PARA SU DIVULGACIÓN Y PUBLICACIÓN

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.000	0	0	0	0	0	3.000
				Totales	**538.800**	**0**	**0**	**0**	**0**	0	**538.800**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116217 600048000 SISTEMA DE INFORMACIÓN DE TRÁMITES ADMINISTRATIVOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: TRANSFORMACIÓN Y MODERNIZACIÓN DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, EN EL MARCO DEL DESARROLLO ECONÓMICO Y SOCIAL

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**190.000**	**0**	**0**	**0**	**0**	**0**	**190.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	190.000	0	0	0	0	0	190.000
401	01	18	00	Remuneraciones al personal contratado	190.000	0	0	0	0	0	190.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**153.700**	**0**	**0**	**0**	**0**	**0**	**153.700**
402	05	00	00	Productos de papel, cartón e impresos	46.000	0	0	0	0	0	46.000
402	05	01	00	Pulpa de madera, papel y cartón	7.000	0	0	0	0	0	7.000
402	05	03	00	Productos de papel y cartón para oficina	37.000	0	0	0	0	0	37.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	700	0	0	0	0	0	700
402	06	08	00	Productos plásticos	700	0	0	0	0	0	700
402	10	00	00	Productos varios y útiles diversos	107.000	0	0	0	0	0	107.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.000	0	0	0	0	0	12.000
402	10	08	00	Materiales para equipos de computación	45.000	0	0	0	0	0	45.000
402	10	99	00	Otros productos y útiles diversos	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**696.704**	**0**	**0**	**0**	**0**	**0**	**696.704**
403	10	00	00	Servicios profesionales y técnicos	500.000	0	0	0	0	0	500.000
403	10	03	00	Servicios de procesamiento de datos	500.000	0	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	96.704	0	0	0	0	0	96.704
403	18	01	00	Impuesto al valor agregado	96.704	0	0	0	0	0	96.704
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
				Totales	**1.060.404**	**0**	**0**	**0**	**0**	**0**	**1.060.404**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116217 600048000 SISTEMA DE INFORMACIÓN DE TRÁMITES ADMINISTRATIVOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: TRANSFORMACIÓN Y MODERNIZACIÓN DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, EN EL MARCO DEL DESARROLLO ECONÓMICO Y SOCIAL

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116217 600048000 SISTEMA DE INFORMACIÓN DE TRÁMITES ADMINISTRATIVOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: TRANSFORMACIÓN Y MODERNIZACIÓN DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, EN EL MARCO DEL DESARROLLO ECONÓMICO Y SOCIAL

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600048001 ACTUALIZACIÓN Y VALIDACIÓN DE LOS INVENTARIOS SECTORIALES DE TRÁMITES ADMINISTRATIVOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: INVENTARIO **META:** 26

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**190.000**	**0**	**0**	**0**	**0**	0	**190.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	190.000	0	0	0	0	0	190.000
401	01	18	00	Remuneraciones al personal contratado	190.000	0	0	0	0	0	190.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**101.700**	**0**	**0**	**0**	**0**	0	**101.700**
402	05	00	00	Productos de papel, cartón e impresos	44.000	0	0	0	0	0	44.000
402	05	01	00	Pulpa de madera, papel y cartón	7.000	0	0	0	0	0	7.000
402	05	03	00	Productos de papel y cartón para oficina	35.000	0	0	0	0	0	35.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	700	0	0	0	0	0	700
402	06	08	00	Productos plásticos	700	0	0	0	0	0	700
402	10	00	00	Productos varios y útiles diversos	57.000	0	0	0	0	0	57.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.000	0	0	0	0	0	12.000
402	10	08	00	Materiales para equipos de computación	45.000	0	0	0	0	0	45.000
403	**00**	**00**	**00**	**Servicios no personales**	**12.704**	**0**	**0**	**0**	**0**	0	**12.704**
403	18	00	00	Impuestos indirectos	12.704	0	0	0	0	0	12.704
403	18	01	00	Impuesto al valor agregado	12.704	0	0	0	0	0	12.704
				Totales	**304.404**	**0**	**0**	**0**	**0**	0	**304.404**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116217 600048000 SISTEMA DE INFORMACIÓN DE TRÁMITES ADMINISTRATIVOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: TRANSFORMACIÓN Y MODERNIZACIÓN DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, EN EL MARCO DEL DESARROLLO ECONÓMICO Y SOCIAL

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600048002 REALIZACIÓN DE UN ESTUDIO EXPLORATORIO SOBRE LA CALIDAD DE LOS SERVICIOS PÚBLICOS ASOCIADOS A LOS TRÁMITES ADMINISTRATIVOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**52.000**	**0**	**0**	**0**	**0**	0	**52.000**
402	05	00	00	Productos de papel, cartón e impresos	2.000	0	0	0	0	0	2.000
402	05	03	00	Productos de papel y cartón para oficina	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	99	00	Otros productos y útiles diversos	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**121.500**	**0**	**0**	**0**	**0**	0	**121.500**
403	18	00	00	Impuestos indirectos	21.500	0	0	0	0	0	21.500
403	18	01	00	Impuesto al valor agregado	21.500	0	0	0	0	0	21.500
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**20.000**	**0**	**0**	**0**	**0**	0	**20.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
				Totales	**193.500**	**0**	**0**	**0**	**0**	0	**193.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116217 600048000 SISTEMA DE INFORMACIÓN DE TRÁMITES ADMINISTRATIVOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

OBJETIVO DEL PROYECTO: TRANSFORMACIÓN Y MODERNIZACIÓN DE LA ADMINISTRACIÓN PÚBLICA NACIONAL, EN EL MARCO DEL DESARROLLO ECONÓMICO Y SOCIAL

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 600048003 DISEÑO, DESARROLLO E IMPLANTACIÓN DEL SISTEMA DE INFORMACIÓN PARA LA RECOPILACIÓN Y ACTUALIZACIÓN DE LOS TRÁMITES ADMINISTRATIVOS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**562.500**	**0**	**0**	**0**	**0**	0	**562.500**
403	10	00	00	Servicios profesionales y técnicos	500.000	0	0	0	0	0	500.000
403	10	03	00	Servicios de procesamiento de datos	500.000	0	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	62.500	0	0	0	0	0	62.500
403	18	01	00	Impuesto al valor agregado	62.500	0	0	0	0	0	62.500
				Totales	**562.500**	**0**	**0**	**0**	**0**	0	**562.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116099 600049000 ACTUALIZACIÓN Y MODERNIZACIÓN DEL REGISTRO NACIONAL DE FUNCIONARIOS Y FUNCIONARIAS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (II FASE)

OBJETIVO DEL PROYECTO: ARTICULAR ARMÓNICAMENTE LAS ACTIVIDADES DEL EJECUTIVO NACIONAL EN LA REGULACIÓN, FORMULACIÓN Y SEGUIMIENTO DE POLÍTICAS, EN MATERIA DE PLANIFICACIÓN INSTITUCIONAL

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 260

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.930.000**	**0**	**0**	**0**	**0**	**0**	**3.930.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.930.000	0	0	0	0	0	3.930.000
401	01	18	00	Remuneraciones al personal contratado	3.930.000	0	0	0	0	0	3.930.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**250.000**	**0**	**0**	**0**	**0**	**0**	**250.000**
402	05	00	00	Productos de papel, cartón e impresos	80.000	0	0	0	0	0	80.000
402	05	01	00	Pulpa de madera, papel y cartón	80.000	0	0	0	0	0	80.000
402	10	00	00	Productos varios y útiles diversos	135.000	0	0	0	0	0	135.000
402	10	08	00	Materiales para equipos de computación	135.000	0	0	0	0	0	135.000
402	99	00	00	Otros materiales y suministros	35.000	0	0	0	0	0	35.000
402	99	01	00	Otros materiales y suministros	35.000	0	0	0	0	0	35.000
403	**00**	**00**	**00**	**Servicios no personales**	**61.067**	**0**	**0**	**0**	**0**	**0**	**61.067**
403	18	00	00	Impuestos indirectos	61.067	0	0	0	0	0	61.067
403	18	01	00	Impuesto al valor agregado	61.067	0	0	0	0	0	61.067
404	**00**	**00**	**00**	**Activos reales**	**250.777**	**0**	**0**	**0**	**0**	**0**	**250.777**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	250.777	0	0	0	0	0	250.777
404	09	01	00	Mobiliario y equipos de oficina	74.640	0	0	0	0	0	74.640
404	09	02	00	Equipos de computación	176.137	0	0	0	0	0	176.137
				Totales	**4.491.844**	**0**	**0**	**0**	**0**	**0**	**4.491.844**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116099 600049000 ACTUALIZACIÓN Y MODERNIZACIÓN DEL REGISTRO NACIONAL DE FUNCIONARIOS Y FUNCIONARIAS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (II FASE)

OBJETIVO DEL PROYECTO: ARTICULAR ARMÓNICAMENTE LAS ACTIVIDADES DEL EJECUTIVO NACIONAL EN LA REGULACIÓN, FORMULACIÓN Y SEGUIMIENTO DE POLÍTICAS, EN MATERIA DE PLANIFICACIÓN INSTITUCIONAL

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 260

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116099 600049000 ACTUALIZACIÓN Y MODERNIZACIÓN DEL REGISTRO NACIONAL DE FUNCIONARIOS Y FUNCIONARIAS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (II FASE)

OBJETIVO DEL PROYECTO: ARTICULAR ARMÓNICAMENTE LAS ACTIVIDADES DEL EJECUTIVO NACIONAL EN LA REGULACIÓN, FORMULACIÓN Y SEGUIMIENTO DE POLÍTICAS, EN MATERIA DE PLANIFICACIÓN INSTITUCIONAL

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 260

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600049001 FUSIONAR LOS EXPEDIENTES DE LOS FUNCIONARIOS AL SERVICIO DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 260.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN Y SEGUIMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.965.000**	**0**	**0**	**0**	**0**	0	**1.965.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.965.000	0	0	0	0	0	1.965.000
401	01	18	00	Remuneraciones al personal contratado	1.965.000	0	0	0	0	0	1.965.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**180.000**	**0**	**0**	**0**	**0**	0	**180.000**
402	05	00	00	Productos de papel, cartón e impresos	60.000	0	0	0	0	0	60.000
402	05	01	00	Pulpa de madera, papel y cartón	60.000	0	0	0	0	0	60.000
402	10	00	00	Productos varios y útiles diversos	100.000	0	0	0	0	0	100.000
402	10	08	00	Materiales para equipos de computación	100.000	0	0	0	0	0	100.000
402	99	00	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
402	99	01	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**31.067**	**0**	**0**	**0**	**0**	0	**31.067**
403	18	00	00	Impuestos indirectos	31.067	0	0	0	0	0	31.067
403	18	01	00	Impuesto al valor agregado	31.067	0	0	0	0	0	31.067
				Totales	**2.176.067**	**0**	**0**	**0**	**0**	0	**2.176.067**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 116099 600049000 ACTUALIZACIÓN Y MODERNIZACIÓN DEL REGISTRO NACIONAL DE FUNCIONARIOS Y FUNCIONARIAS DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (II FASE)

OBJETIVO DEL PROYECTO: ARTICULAR ARMÓNICAMENTE LAS ACTIVIDADES DEL EJECUTIVO NACIONAL EN LA REGULACIÓN, FORMULACIÓN Y SEGUIMIENTO DE POLÍTICAS, EN MATERIA DE PLANIFICACIÓN INSTITUCIONAL

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 260

RESPONSABLE/EJECUTOR: DESPACHO DEL MINISTRO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 600049002 DIGITALIZAR Y TRANSCRIBIR LOS EXPEDIENTES DE LOS FUNCIONARIOS AL SERVICIO DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 260.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN Y SEGUIMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.965.000**	**0**	**0**	**0**	**0**	0	**1.965.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.965.000	0	0	0	0	0	1.965.000
401	01	18	00	Remuneraciones al personal contratado	1.965.000	0	0	0	0	0	1.965.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**70.000**	**0**	**0**	**0**	**0**	0	**70.000**
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	01	00	Pulpa de madera, papel y cartón	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	35.000	0	0	0	0	0	35.000
402	10	08	00	Materiales para equipos de computación	35.000	0	0	0	0	0	35.000
402	99	00	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
402	99	01	00	Otros materiales y suministros	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**30.000**	**0**	**0**	**0**	**0**	0	**30.000**
403	18	00	00	Impuestos indirectos	30.000	0	0	0	0	0	30.000
403	18	01	00	Impuesto al valor agregado	30.000	0	0	0	0	0	30.000
404	**00**	**00**	**00**	**Activos reales**	**250.777**	**0**	**0**	**0**	**0**	0	**250.777**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	250.777	0	0	0	0	0	250.777
404	09	01	00	Mobiliario y equipos de oficina	74.640	0	0	0	0	0	74.640
404	09	02	00	Equipos de computación	176.137	0	0	0	0	0	176.137
				Totales	**2.315.777**	**0**	**0**	**0**	**0**	0	**2.315.777**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 609999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 430.838.091

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**430.838.091**	**0**	**0**	**0**	**0**	**0**	**430.838.091**
407	01	00	00	Transferencias y donaciones corrientes internas	428.123.091	0	0	0	0	0	428.123.091
407	01	03	00	Transferencias corrientes internas al sector público	428.123.091	0	0	0	0	0	428.123.091
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	352.557.582	0	0	0	0	0	352.557.582
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	75.565.509	0	0	0	0	0	75.565.509
407	03	00	00	Transferencias y donaciones de capital internas	2.715.000	0	0	0	0	0	2.715.000
407	03	03	00	Transferencias de capital internas al sector público	2.715.000	0	0	0	0	0	2.715.000
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	2.715.000	0	0	0	0	0	2.715.000
				Totales	**430.838.091**	**0**	**0**	**0**	**0**	**0**	**430.838.091**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 609999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 430.838.091

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**430.838.091**	**0**	**0**	**0**	**0**	**0**	**430.838.091**
407	01	00	00	Transferencias y donaciones corrientes internas	428.123.091	0	0	0	0	0	428.123.091
407	01	03	00	Transferencias corrientes internas al sector público	428.123.091	0	0	0	0	0	428.123.091
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	352.557.582	0	0	0	0	0	352.557.582
				- A0122 Servicio Autónomo de Prestaciones Sociales de los Organismos de la Administración Central	260.000.000	0	0	0	0	0	260.000.000
				- A0185 Superintendencia Nacional de Valores	31.436.463	0	0	0	0	0	31.436.463
				- A0325 Fundación Escuela de Gerencia Social (FEGS)	6.105.927	0	0	0	0	0	6.105.927
				- A0455 Fundación Escuela Venezolana de Planificación	55.015.192	0	0	0	0	0	55.015.192
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	75.565.509	0	0	0	0	0	75.565.509
				- A0817 Sociedad Nacional de Garantías Reciprocas para la Mediana y Pequeña Industria, C.A. (SOGAMPI)	21.285.000	0	0	0	0	0	21.285.000
				- A0841 Fondo Nacional de Garantías Reciprocas para la Pequeña y Mediana Empresa, S.A. (FONPYME)	4.358.536	0	0	0	0	0	4.358.536
				- A1377 Bolsa Pública de Valores Bicentenaria	49.921.973	0	0	0	0	0	49.921.973
407	03	00	00	Transferencias y donaciones de capital internas	2.715.000	0	0	0	0	0	2.715.000
407	03	03	00	Transferencias de capital internas al sector público	2.715.000	0	0	0	0	0	2.715.000
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	2.715.000	0	0	0	0	0	2.715.000
				- A0817 Sociedad Nacional de Garantías Reciprocas para la Mediana y Pequeña Industria, C.A. (SOGAMPI)	2.715.000	0	0	0	0	0	2.715.000
				Totales	**430.838.091**	**0**	**0**	**0**	**0**	**0**	**430.838.091**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 609999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 430.838.091

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 609999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA SUPERINTENDENCIA NACIONAL DE VALORES

UNIDAD DE MEDIDA: BOLÍVAR **META:** 31.436.463

RESPONSABLE/EJECUTOR: SUPERINTENDENCIA NACIONAL DE VALORES (SUNAVAL)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**31.436.463**	**0**	**0**	**0**	**0**	0	**31.436.463**
407	01	00	00	Transferencias y donaciones corrientes internas	31.436.463	0	0	0	0	0	31.436.463
407	01	03	00	Transferencias corrientes internas al sector público	31.436.463	0	0	0	0	0	31.436.463
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	31.436.463	0	0	0	0	0	31.436.463
				Totales	**31.436.463**	**0**	**0**	**0**	**0**	0	**31.436.463**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 609999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 430.838.091

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 609999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN ESCUELA DE GERENCIA SOCIAL (FEGS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 6.105.927

RESPONSABLE/EJECUTOR: FUNDACIÓN ESCUELA DE GERENCIA SOCIAL (FEGS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.105.927**	**0**	**0**	**0**	**0**	0	**6.105.927**
407	01	00	00	Transferencias y donaciones corrientes internas	6.105.927	0	0	0	0	0	6.105.927
407	01	03	00	Transferencias corrientes internas al sector público	6.105.927	0	0	0	0	0	6.105.927
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.105.927	0	0	0	0	0	6.105.927
				Totales	**6.105.927**	**0**	**0**	**0**	**0**	0	**6.105.927**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 609999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 430.838.091

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 609999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN ESCUELA VENEZOLANA DE PLANIFICACIÓN

UNIDAD DE MEDIDA: BOLÍVAR **META:** 55.015.192

RESPONSABLE/EJECUTOR: FUNDACIÓN ESCUELA VENEZOLANA DE PLANIFICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**55.015.192**	**0**	**0**	**0**	**0**	0	**55.015.192**
407	01	00	00	Transferencias y donaciones corrientes internas	55.015.192	0	0	0	0	0	55.015.192
407	01	03	00	Transferencias corrientes internas al sector público	55.015.192	0	0	0	0	0	55.015.192
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	55.015.192	0	0	0	0	0	55.015.192
				Totales	**55.015.192**	**0**	**0**	**0**	**0**	0	**55.015.192**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 609999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 430.838.091

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 609999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA SOCIEDAD NACIONAL DE GARANTÍAS RECIPROCAS PARA LA MEDIANA Y PEQUEÑA INDUSTRIA, C.A. (SOGAMPI)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 24.000.000

RESPONSABLE/EJECUTOR: SOCIEDAD NACIONAL DE GARANTÍAS RECIPROCAS PARA LA MEDIANA Y PEQUEÑA INDUSTRIA, C.A. (SOGAMPI)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**24.000.000**	**0**	**0**	**0**	**0**	0	**24.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	21.285.000	0	0	0	0	0	21.285.000
407	01	03	00	Transferencias corrientes internas al sector público	21.285.000	0	0	0	0	0	21.285.000
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	21.285.000	0	0	0	0	0	21.285.000
407	03	00	00	Transferencias y donaciones de capital internas	2.715.000	0	0	0	0	0	2.715.000
407	03	03	00	Transferencias de capital internas al sector público	2.715.000	0	0	0	0	0	2.715.000
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	2.715.000	0	0	0	0	0	2.715.000
				Totales	**24.000.000**	**0**	**0**	**0**	**0**	0	**24.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 609999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 430.838.091

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 609999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL FONDO NACIONAL DE GARANTÍAS RECIPROCAS PARA LA PEQUEÑA Y MEDIANA EMPRESA, S.A. (FONPYME)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.358.536

RESPONSABLE/EJECUTOR: FONDO NACIONAL DE GARANTÍAS RECÍPROCAS PARA LA PEQUEÑA Y MEDIANA EMPRESA S.A. (FONPYME)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.358.536**	**0**	**0**	**0**	**0**	0	**4.358.536**
407	01	00	00	Transferencias y donaciones corrientes internas	4.358.536	0	0	0	0	0	4.358.536
407	01	03	00	Transferencias corrientes internas al sector público	4.358.536	0	0	0	0	0	4.358.536
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	4.358.536	0	0	0	0	0	4.358.536
				Totales	**4.358.536**	**0**	**0**	**0**	**0**	0	**4.358.536**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 609999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 430.838.091

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 609999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA BOLSA PÚBLICA DE VALORES BICENTENARIA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 49.921.973

RESPONSABLE/EJECUTOR: BOLSA PÚBLICA DE VALORES BICENTENARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**49.921.973**	**0**	**0**	**0**	**0**	0	**49.921.973**
407	01	00	00	Transferencias y donaciones corrientes internas	49.921.973	0	0	0	0	0	49.921.973
407	01	03	00	Transferencias corrientes internas al sector público	49.921.973	0	0	0	0	0	49.921.973
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	49.921.973	0	0	0	0	0	49.921.973
				Totales	**49.921.973**	**0**	**0**	**0**	**0**	0	**49.921.973**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **PROYECTO:** 609999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 430.838.091

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 609999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL SERVICIO AUTÓNOMO DE PRESTACIONES SOCIALES DE LOS ORGANISMOS DE LA ADMINISTRACIÓN CENTRAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 260.000.000

RESPONSABLE/EJECUTOR: SERVICIO AUTÓNOMO FONDO DE PRESTACIONES SOCIALES DE LOS ORGANISMOS DE LA ADMINISTRACIÓN CENTRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**260.000.000**	**0**	**0**	**0**	**0**	0	**260.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	260.000.000	0	0	0	0	0	260.000.000
407	01	03	00	Transferencias corrientes internas al sector público	260.000.000	0	0	0	0	0	260.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	260.000.000	0	0	0	0	0	260.000.000
				Totales	**260.000.000**	**0**	**0**	**0**	**0**	0	**260.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**971.263.619**	**0**	**0**	**0**	**0**	**0**	**971.263.619**
401	01	00	00	Sueldos, salarios y otras retribuciones	120.468.389	0	0	0	0	0	120.468.389
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	73.387.830	0	0	0	0	0	73.387.830
401	01	03	00	Suplencias a empleados	502.324	0	0	0	0	0	502.324
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	16.605.663	0	0	0	0	0	16.605.663
401	01	13	00	Suplencias a obreros	22.324	0	0	0	0	0	22.324
401	01	18	00	Remuneraciones al personal contratado	25.001.030	0	0	0	0	0	25.001.030
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	652.261	0	0	0	0	0	652.261
401	01	29	00	Dietas	513.000	0	0	0	0	0	513.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	32.808	0	0	0	0	0	32.808
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	3.201.149	0	0	0	0	0	3.201.149
401	01	37	00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular	200.000	0	0	0	0	0	200.000
401	01	38	00	Dietas del personal de alto nivel y de dirección	350.000	0	0	0	0	0	350.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	8.287.274	0	0	0	0	0	8.287.274
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.361.424	0	0	0	0	0	1.361.424
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	6.925.850	0	0	0	0	0	6.925.850
401	03	00	00	Primas	50.839.552	0	0	0	0	0	50.839.552
401	03	02	00	Primas de transporte a empleados	1.358.400	0	0	0	0	0	1.358.400
401	03	04	00	Primas por hijos a empleados	652.800	0	0	0	0	0	652.800
401	03	08	00	Primas de profesionalización a empleados	10.544.578	0	0	0	0	0	10.544.578
401	03	09	00	Primas por antigüedad a empleados	6.845.287	0	0	0	0	0	6.845.287
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	22.810.892	0	0	0	0	0	22.810.892
401	03	19	00	Primas por hijos de obreros	85.248	0	0	0	0	0	85.248
401	03	21	00	Primas por antigüedad a obreros	1.634.188	0	0	0	0	0	1.634.188
401	03	22	00	Primas de profesionalización a obreros	823.419	0	0	0	0	0	823.419
401	03	37	00	Primas de transporte al personal contratado	2.304.000	0	0	0	0	0	2.304.000
401	03	38	00	Primas por hogar al personal contratado	2.976	0	0	0	0	0	2.976
401	03	39	00	Primas por hijos al personal contratado	177.088	0	0	0	0	0	177.088
401	03	40	00	Primas de profesionalización al personal contratado	1.152.191	0	0	0	0	0	1.152.191
401	03	41	00	Primas por antigüedad al personal contratado	907.953	0	0	0	0	0	907.953
401	03	47	00	Primas al personal de alto nivel y de dirección	172.849	0	0	0	0	0	172.849
401	03	95	00	Otras primas al personal de alto nivel y de dirección	20.238	0	0	0	0	0	20.238

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	97	00	Otras primas a empleados	1.347.445	0	0	0	0	0	1.347.445
401	04	00	00	Complementos de sueldos y salarios	246.252.302	0	0	0	0	0	246.252.302
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	4.629.691	0	0	0	0	0	4.629.691
401	04	02	00	Complemento a empleados por trabajo nocturno	427.273	0	0	0	0	0	427.273
401	04	04	00	Complemento a empleados por gastos de transporte	5.618.400	0	0	0	0	0	5.618.400
401	04	05	00	Complemento a empleados por gastos de representación	35.000	0	0	0	0	0	35.000
401	04	06	00	Complemento a empleados por comisión de servicios	2.900.716	0	0	0	0	0	2.900.716
401	04	08	00	Bono compensatorio de alimentación a empleados	39.386.625	0	0	0	0	0	39.386.625
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	6.342.274	0	0	0	0	0	6.342.274
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	246.449	0	0	0	0	0	246.449
401	04	17	00	Complemento a obreros por gastos de transporte	2.250.000	0	0	0	0	0	2.250.000
401	04	18	00	Bono compensatorio de alimentación a obreros	18.653.985	0	0	0	0	0	18.653.985
401	04	26	00	Bono compensatorio de alimentación al personal contratado	16.308.000	0	0	0	0	0	16.308.000
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	84.000	0	0	0	0	0	84.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	509.265	0	0	0	0	0	509.265
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	9.600	0	0	0	0	0	9.600
401	04	96	00	Otros complementos a empleados	146.283.779	0	0	0	0	0	146.283.779
401	04	97	00	Otros complementos a obreros	1.399.044	0	0	0	0	0	1.399.044
401	04	98	00	Otros complementos al personal contratado	1.168.201	0	0	0	0	0	1.168.201
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	80.392.167	0	0	0	0	0	80.392.167
401	05	01	00	Aguinaldos a empleados	31.304.900	0	0	0	0	0	31.304.900
401	05	03	00	Bono vacacional a empleados	12.862.151	0	0	0	0	0	12.862.151
401	05	04	00	Aguinaldos a obreros	19.317.783	0	0	0	0	0	19.317.783
401	05	06	00	Bono vacacional a obreros	6.934.881	0	0	0	0	0	6.934.881
401	05	07	00	Aguinaldos al personal contratado	6.244.389	0	0	0	0	0	6.244.389
401	05	08	00	Bono vacacional al personal contratado	2.403.861	0	0	0	0	0	2.403.861
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	95.014	0	0	0	0	0	95.014
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	20.002	0	0	0	0	0	20.002
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	738.079	0	0	0	0	0	738.079
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	471.107	0	0	0	0	0	471.107
401	06	00	00	Aportes patronales y legales	28.912.105	0	0	0	0	0	28.912.105
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	10.613.439	0	0	0	0	0	10.613.439

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.633.989	0	0	0	0	0	3.633.989
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.864.558	0	0	0	0	0	2.864.558
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	2.859.420	0	0	0	0	0	2.859.420
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.325.636	0	0	0	0	0	3.325.636
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.097.322	0	0	0	0	0	1.097.322
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	629.629	0	0	0	0	0	629.629
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	731.548	0	0	0	0	0	731.548
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.730.341	0	0	0	0	0	1.730.341
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	400.647	0	0	0	0	0	400.647
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	32.404	0	0	0	0	0	32.404
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	10.802	0	0	0	0	0	10.802
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	7.201	0	0	0	0	0	7.201
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	745.873	0	0	0	0	0	745.873
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	137.578	0	0	0	0	0	137.578
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	91.718	0	0	0	0	0	91.718
401	07	00	00	Asistencia socio-económica	316.684.327	0	0	0	0	0	316.684.327
401	07	01	00	Capacitación y adiestramiento a empleados	908.100	0	0	0	0	0	908.100
401	07	02	00	Becas a empleados	3.408.600	0	0	0	0	0	3.408.600
401	07	03	00	Ayudas por matrimonio a empleados	27.800	0	0	0	0	0	27.800
401	07	04	00	Ayudas por nacimiento de hijos a empleados	49.000	0	0	0	0	0	49.000
401	07	05	00	Ayudas por defunción a empleados	150.000	0	0	0	0	0	150.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	300.000	0	0	0	0	0	300.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	30.842.000	0	0	0	0	0	30.842.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	110.420.111	0	0	0	0	0	110.420.111
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.187.120	0	0	0	0	0	3.187.120
401	07	10	00	Dotación de uniformes a empleados	6.621.950	0	0	0	0	0	6.621.950
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.665.338	0	0	0	0	0	1.665.338
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.154.015	0	0	0	0	0	2.154.015
401	07	17	00	Capacitación y adiestramiento a obreros	100.150	0	0	0	0	0	100.150
401	07	18	00	Becas a obreros	2.761.200	0	0	0	0	0	2.761.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	19	00	Ayudas por matrimonio de obreros	9.800	0	0	0	0	0	9.800
401	07	20	00	Ayudas por nacimiento de hijos de obreros	20.800	0	0	0	0	0	20.800
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	200.000	0	0	0	0	0	200.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	15.570.832	0	0	0	0	0	15.570.832
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	53.868.044	0	0	0	0	0	53.868.044
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.938.380	0	0	0	0	0	1.938.380
401	07	26	00	Dotación de uniformes a obreros	8.668.000	0	0	0	0	0	8.668.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	513.450	0	0	0	0	0	513.450
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.230.544	0	0	0	0	0	1.230.544
401	07	33	00	Asistencia socio-económica al personal contratado	70.978.417	0	0	0	0	0	70.978.417
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	7.600	0	0	0	0	0	7.600
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	285.775	0	0	0	0	0	285.775
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	341.301	0	0	0	0	0	341.301
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	91.200	0	0	0	0	0	91.200
401	07	96	00	Otras subvenciones a empleados	250.800	0	0	0	0	0	250.800
401	07	97	00	Otras subvenciones a obreros	114.000	0	0	0	0	0	114.000
401	08	00	00	Prestaciones sociales e indemnizaciones	58.778.143	0	0	0	0	0	58.778.143
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	26.170.222	0	0	0	0	0	26.170.222
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	25.749.383	0	0	0	0	0	25.749.383
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.122.386	0	0	0	0	0	6.122.386
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	12.143	0	0	0	0	0	12.143
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	724.009	0	0	0	0	0	724.009
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	322.529	0	0	0	0	0	322.529
401	96	00	00	Otros gastos del personal empleado	22.361.694	0	0	0	0	0	22.361.694
401	96	01	00	Otros gastos del personal empleado	22.361.694	0	0	0	0	0	22.361.694
401	97	00	00	Otros gastos del personal obrero	37.965.137	0	0	0	0	0	37.965.137
401	97	01	00	Otros gastos del personal obrero	37.965.137	0	0	0	0	0	37.965.137
403	**00**	**00**	**00**	**Servicios no personales**	**12.967.850**	**0**	**0**	**0**	**0**	**0**	**12.967.850**
403	10	00	00	Servicios profesionales y técnicos	3.884.527	0	0	0	0	0	3.884.527
403	10	07	00	Servicios de capacitación y adiestramiento	3.884.527	0	0	0	0	0	3.884.527
403	18	00	00	Impuestos indirectos	7.944.123	0	0	0	0	0	7.944.123
403	18	01	00	Impuesto al valor agregado	7.944.123	0	0	0	0	0	7.944.123

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	250.000	0	0	0	0	0	250.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	250.000	0	0	0	0	0	250.000
403	99	00	00	Otros servicios no personales	889.200	0	0	0	0	0	889.200
403	99	01	00	Otros servicios no personales	889.200	0	0	0	0	0	889.200
				Totales	**984.231.469**	**0**	**0**	**0**	**0**	**0**	**984.231.469**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**971.263.619**	**0**	**0**	**0**	**0**	**0**	**971.263.619**
401	01	00	00	Sueldos, salarios y otras retribuciones	120.468.389	0	0	0	0	0	120.468.389
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	73.387.830	0	0	0	0	0	73.387.830
401	01	03	00	Suplencias a empleados	502.324	0	0	0	0	0	502.324
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	16.605.663	0	0	0	0	0	16.605.663
401	01	13	00	Suplencias a obreros	22.324	0	0	0	0	0	22.324
401	01	18	00	Remuneraciones al personal contratado	25.001.030	0	0	0	0	0	25.001.030
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	652.261	0	0	0	0	0	652.261
401	01	29	00	Dietas	513.000	0	0	0	0	0	513.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	32.808	0	0	0	0	0	32.808
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	3.201.149	0	0	0	0	0	3.201.149
401	01	37	00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular	200.000	0	0	0	0	0	200.000
401	01	38	00	Dietas del personal de alto nivel y de dirección	350.000	0	0	0	0	0	350.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	8.287.274	0	0	0	0	0	8.287.274
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.361.424	0	0	0	0	0	1.361.424
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	6.925.850	0	0	0	0	0	6.925.850
401	03	00	00	Primas	50.839.552	0	0	0	0	0	50.839.552
401	03	02	00	Primas de transporte a empleados	1.358.400	0	0	0	0	0	1.358.400
401	03	04	00	Primas por hijos a empleados	652.800	0	0	0	0	0	652.800
401	03	08	00	Primas de profesionalización a empleados	10.544.578	0	0	0	0	0	10.544.578
401	03	09	00	Primas por antigüedad a empleados	6.845.287	0	0	0	0	0	6.845.287
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	22.810.892	0	0	0	0	0	22.810.892
401	03	19	00	Primas por hijos de obreros	85.248	0	0	0	0	0	85.248
401	03	21	00	Primas por antigüedad a obreros	1.634.188	0	0	0	0	0	1.634.188
401	03	22	00	Primas de profesionalización a obreros	823.419	0	0	0	0	0	823.419
401	03	37	00	Primas de transporte al personal contratado	2.304.000	0	0	0	0	0	2.304.000
401	03	38	00	Primas por hogar al personal contratado	2.976	0	0	0	0	0	2.976

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	39	00	Primas por hijos al personal contratado	177.088	0	0	0	0	0	177.088
401	03	40	00	Primas de profesionalización al personal contratado	1.152.191	0	0	0	0	0	1.152.191
401	03	41	00	Primas por antigüedad al personal contratado	907.953	0	0	0	0	0	907.953
401	03	47	00	Primas al personal de alto nivel y de dirección	172.849	0	0	0	0	0	172.849
401	03	95	00	Otras primas al personal de alto nivel y de dirección	20.238	0	0	0	0	0	20.238
401	03	97	00	Otras primas a empleados	1.347.445	0	0	0	0	0	1.347.445
401	04	00	00	Complementos de sueldos y salarios	246.252.302	0	0	0	0	0	246.252.302
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	4.629.691	0	0	0	0	0	4.629.691
401	04	02	00	Complemento a empleados por trabajo nocturno	427.273	0	0	0	0	0	427.273
401	04	04	00	Complemento a empleados por gastos de transporte	5.618.400	0	0	0	0	0	5.618.400
401	04	05	00	Complemento a empleados por gastos de representación	35.000	0	0	0	0	0	35.000
401	04	06	00	Complemento a empleados por comisión de servicios	2.900.716	0	0	0	0	0	2.900.716
401	04	08	00	Bono compensatorio de alimentación a empleados	39.386.625	0	0	0	0	0	39.386.625
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	6.342.274	0	0	0	0	0	6.342.274
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	246.449	0	0	0	0	0	246.449
401	04	17	00	Complemento a obreros por gastos de transporte	2.250.000	0	0	0	0	0	2.250.000
401	04	18	00	Bono compensatorio de alimentación a obreros	18.653.985	0	0	0	0	0	18.653.985
401	04	26	00	Bono compensatorio de alimentación al personal contratado	16.308.000	0	0	0	0	0	16.308.000
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	84.000	0	0	0	0	0	84.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	509.265	0	0	0	0	0	509.265
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	9.600	0	0	0	0	0	9.600
401	04	96	00	Otros complementos a empleados	146.283.779	0	0	0	0	0	146.283.779
401	04	97	00	Otros complementos a obreros	1.399.044	0	0	0	0	0	1.399.044
401	04	98	00	Otros complementos al personal contratado	1.168.201	0	0	0	0	0	1.168.201
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	80.392.167	0	0	0	0	0	80.392.167
401	05	01	00	Aguinaldos a empleados	31.304.900	0	0	0	0	0	31.304.900
401	05	03	00	Bono vacacional a empleados	12.862.151	0	0	0	0	0	12.862.151
401	05	04	00	Aguinaldos a obreros	19.317.783	0	0	0	0	0	19.317.783

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	06	00	Bono vacacional a obreros	6.934.881	0	0	0	0	0	6.934.881
401	05	07	00	Aguinaldos al personal contratado	6.244.389	0	0	0	0	0	6.244.389
401	05	08	00	Bono vacacional al personal contratado	2.403.861	0	0	0	0	0	2.403.861
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	95.014	0	0	0	0	0	95.014
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	20.002	0	0	0	0	0	20.002
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	738.079	0	0	0	0	0	738.079
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	471.107	0	0	0	0	0	471.107
401	06	00	00	Aportes patronales y legales	28.912.105	0	0	0	0	0	28.912.105
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	10.613.439	0	0	0	0	0	10.613.439
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.633.989	0	0	0	0	0	3.633.989
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.864.558	0	0	0	0	0	2.864.558
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	2.859.420	0	0	0	0	0	2.859.420
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.325.636	0	0	0	0	0	3.325.636
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.097.322	0	0	0	0	0	1.097.322
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	629.629	0	0	0	0	0	629.629
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	731.548	0	0	0	0	0	731.548
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.730.341	0	0	0	0	0	1.730.341
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	400.647	0	0	0	0	0	400.647
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	32.404	0	0	0	0	0	32.404
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	10.802	0	0	0	0	0	10.802
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	7.201	0	0	0	0	0	7.201
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	745.873	0	0	0	0	0	745.873
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	137.578	0	0	0	0	0	137.578
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	91.718	0	0	0	0	0	91.718
401	07	00	00	Asistencia socio-económica	316.684.327	0	0	0	0	0	316.684.327
401	07	01	00	Capacitación y adiestramiento a empleados	908.100	0	0	0	0	0	908.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	02	00	Becas a empleados	3.408.600	0	0	0	0	0	3.408.600
401	07	03	00	Ayudas por matrimonio a empleados	27.800	0	0	0	0	0	27.800
401	07	04	00	Ayudas por nacimiento de hijos a empleados	49.000	0	0	0	0	0	49.000
401	07	05	00	Ayudas por defunción a empleados	150.000	0	0	0	0	0	150.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	300.000	0	0	0	0	0	300.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	30.842.000	0	0	0	0	0	30.842.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	110.420.111	0	0	0	0	0	110.420.111
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.187.120	0	0	0	0	0	3.187.120
401	07	10	00	Dotación de uniformes a empleados	6.621.950	0	0	0	0	0	6.621.950
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.665.338	0	0	0	0	0	1.665.338
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.154.015	0	0	0	0	0	2.154.015
401	07	17	00	Capacitación y adiestramiento a obreros	100.150	0	0	0	0	0	100.150
401	07	18	00	Becas a obreros	2.761.200	0	0	0	0	0	2.761.200
401	07	19	00	Ayudas por matrimonio de obreros	9.800	0	0	0	0	0	9.800
401	07	20	00	Ayudas por nacimiento de hijos de obreros	20.800	0	0	0	0	0	20.800
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	200.000	0	0	0	0	0	200.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	15.570.832	0	0	0	0	0	15.570.832
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	53.868.044	0	0	0	0	0	53.868.044
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.938.380	0	0	0	0	0	1.938.380
401	07	26	00	Dotación de uniformes a obreros	8.668.000	0	0	0	0	0	8.668.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	513.450	0	0	0	0	0	513.450
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.230.544	0	0	0	0	0	1.230.544
401	07	33	00	Asistencia socio-económica al personal contratado	70.978.417	0	0	0	0	0	70.978.417
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	7.600	0	0	0	0	0	7.600
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	285.775	0	0	0	0	0	285.775
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	341.301	0	0	0	0	0	341.301
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	91.200	0	0	0	0	0	91.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	96	00	Otras subvenciones a empleados	250.800	0	0	0	0	0	250.800
401	07	97	00	Otras subvenciones a obreros	114.000	0	0	0	0	0	114.000
401	08	00	00	Prestaciones sociales e indemnizaciones	58.778.143	0	0	0	0	0	58.778.143
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	26.170.222	0	0	0	0	0	26.170.222
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	25.749.383	0	0	0	0	0	25.749.383
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.122.386	0	0	0	0	0	6.122.386
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	12.143	0	0	0	0	0	12.143
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	724.009	0	0	0	0	0	724.009
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	322.529	0	0	0	0	0	322.529
401	96	00	00	Otros gastos del personal empleado	22.361.694	0	0	0	0	0	22.361.694
401	96	01	00	Otros gastos del personal empleado	22.361.694	0	0	0	0	0	22.361.694
401	97	00	00	Otros gastos del personal obrero	37.965.137	0	0	0	0	0	37.965.137
401	97	01	00	Otros gastos del personal obrero	37.965.137	0	0	0	0	0	37.965.137
403	**00**	**00**	**00**	**Servicios no personales**	**12.967.850**	**0**	**0**	**0**	**0**	**0**	**12.967.850**
403	10	00	00	Servicios profesionales y técnicos	3.884.527	0	0	0	0	0	3.884.527
403	10	07	00	Servicios de capacitación y adiestramiento	3.884.527	0	0	0	0	0	3.884.527
403	18	00	00	Impuestos indirectos	7.944.123	0	0	0	0	0	7.944.123
403	18	01	00	Impuesto al valor agregado	7.944.123	0	0	0	0	0	7.944.123
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	250.000	0	0	0	0	0	250.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	250.000	0	0	0	0	0	250.000
403	99	00	00	Otros servicios no personales	889.200	0	0	0	0	0	889.200
403	99	01	00	Otros servicios no personales	889.200	0	0	0	0	0	889.200
				Totales	**984.231.469**	**0**	**0**	**0**	**0**	**0**	**984.231.469**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**42.824.966**	**0**	**0**	**0**	**0**	**0**	**42.824.966**
402	01	00	00	Productos alimenticios y agropecuarios	6.509.180	0	0	0	0	0	6.509.180
402	01	01	00	Alimentos y bebidas para personas	5.584.214	0	0	0	0	0	5.584.214
402	01	02	00	Alimentos para animales	800.000	0	0	0	0	0	800.000
402	01	03	00	Productos agrícolas y pecuarios	10.300	0	0	0	0	0	10.300
402	01	99	00	Otros productos alimenticios y agropecuarios	114.666	0	0	0	0	0	114.666
402	03	00	00	Textiles y vestuarios	2.569.692	0	0	0	0	0	2.569.692
402	03	01	00	Textiles	79.468	0	0	0	0	0	79.468
402	03	02	00	Prendas de vestir	2.161.203	0	0	0	0	0	2.161.203
402	03	03	00	Calzados	322.901	0	0	0	0	0	322.901
402	03	99	00	Otros productos textiles y vestuarios	6.120	0	0	0	0	0	6.120
402	04	00	00	Productos de cuero y caucho	2.502.932	0	0	0	0	0	2.502.932
402	04	02	00	Productos de cuero y sucedáneos del cuero	31.679	0	0	0	0	0	31.679
402	04	03	00	Cauchos y tripas para vehículos	2.471.253	0	0	0	0	0	2.471.253
402	05	00	00	Productos de papel, cartón e impresos	7.218.572	0	0	0	0	0	7.218.572
402	05	01	00	Pulpa de madera, papel y cartón	1.570.538	0	0	0	0	0	1.570.538
402	05	02	00	Envases y cajas de papel y cartón	330.199	0	0	0	0	0	330.199
402	05	03	00	Productos de papel y cartón para oficina	4.348.091	0	0	0	0	0	4.348.091
402	05	04	00	Libros, revistas y periódicos	408.577	0	0	0	0	0	408.577
402	05	05	00	Material de enseñanza	16.000	0	0	0	0	0	16.000
402	05	06	00	Productos de papel y cartón para computación	137.010	0	0	0	0	0	137.010
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	375.952	0	0	0	0	0	375.952
402	05	99	00	Otros productos de pulpa, papel y cartón	32.205	0	0	0	0	0	32.205
402	06	00	00	Productos químicos y derivados	3.216.638	0	0	0	0	0	3.216.638
402	06	01	00	Sustancias químicas y de uso industrial	102.000	0	0	0	0	0	102.000
402	06	02	00	Abonos, plaguicidas y otros	12.000	0	0	0	0	0	12.000
402	06	03	00	Tintas, pinturas y colorantes	385.424	0	0	0	0	0	385.424
402	06	04	00	Productos farmacéuticos y medicamentos	1.115.692	0	0	0	0	0	1.115.692
402	06	05	00	Productos de tocador	165.898	0	0	0	0	0	165.898
402	06	06	00	Combustibles y lubricantes	414.274	0	0	0	0	0	414.274
402	06	08	00	Productos plásticos	999.428	0	0	0	0	0	999.428
402	06	99	00	Otros productos de la industria química y conexos	21.922	0	0	0	0	0	21.922
402	07	00	00	Productos minerales no metálicos	48.111	0	0	0	0	0	48.111

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	01	00	Productos de barro, loza y porcelana	17.683	0	0	0	0	0	17.683
402	07	02	00	Vidrios y productos de vidrio	24.428	0	0	0	0	0	24.428
402	07	04	00	Cemento, cal y yeso	6.000	0	0	0	0	0	6.000
402	08	00	00	Productos metálicos	2.465.055	0	0	0	0	0	2.465.055
402	08	01	00	Productos primarios de hierro y acero	10.000	0	0	0	0	0	10.000
402	08	02	00	Productos de metales no ferrosos	2.500	0	0	0	0	0	2.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	426.892	0	0	0	0	0	426.892
402	08	07	00	Material de señalamiento	6.825	0	0	0	0	0	6.825
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.810.000	0	0	0	0	0	1.810.000
402	08	10	00	Repuestos y accesorios para otros equipos	208.838	0	0	0	0	0	208.838
402	09	00	00	Productos de madera	15.259	0	0	0	0	0	15.259
402	09	01	00	Productos primarios de madera	2.000	0	0	0	0	0	2.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	13.259	0	0	0	0	0	13.259
402	10	00	00	Productos varios y útiles diversos	17.732.020	0	0	0	0	0	17.732.020
402	10	01	00	Artículos de deporte, recreación y juguetes	273.695	0	0	0	0	0	273.695
402	10	02	00	Materiales y útiles de limpieza y aseo	463.119	0	0	0	0	0	463.119
402	10	03	00	Utensilios de cocina y comedor	144.770	0	0	0	0	0	144.770
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	109.662	0	0	0	0	0	109.662
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.028.199	0	0	0	0	0	2.028.199
402	10	06	00	Condecoraciones, ofrendas y similares	391.628	0	0	0	0	0	391.628
402	10	07	00	Productos de seguridad en el trabajo	1.239.056	0	0	0	0	0	1.239.056
402	10	08	00	Materiales para equipos de computación	10.661.190	0	0	0	0	0	10.661.190
402	10	09	00	Especies timbradas y valores	2.592	0	0	0	0	0	2.592
402	10	11	00	Materiales eléctricos	742.145	0	0	0	0	0	742.145
402	10	12	00	Materiales para instalaciones sanitarias	118.834	0	0	0	0	0	118.834
402	10	13	00	Materiales fotográficos	3.170	0	0	0	0	0	3.170
402	10	99	00	Otros productos y útiles diversos	1.553.960	0	0	0	0	0	1.553.960
402	99	00	00	Otros materiales y suministros	547.507	0	0	0	0	0	547.507
402	99	01	00	Otros materiales y suministros	547.507	0	0	0	0	0	547.507
403	**00**	**00**	**00**	**Servicios no personales**	**168.375.650**	**0**	**0**	**0**	**0**	**0**	**168.375.650**
403	01	00	00	Alquileres de inmuebles	1.659.758	0	0	0	0	0	1.659.758
403	01	01	00	Alquileres de edificios y locales	1.500.000	0	0	0	0	0	1.500.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	129.000	0	0	0	0	0	129.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	03	00	Alquileres de tierras y terrenos	30.758	0	0	0	0	0	30.758
403	02	00	00	Alquileres de maquinaria y equipos	2.105.832	0	0	0	0	0	2.105.832
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	2.053.888	0	0	0	0	0	2.053.888
403	02	99	00	Alquileres de otras maquinaria y equipos	51.944	0	0	0	0	0	51.944
403	03	00	00	Derechos sobre bienes intangibles	271.000	0	0	0	0	0	271.000
403	03	03	00	Paquetes y programas de computación	271.000	0	0	0	0	0	271.000
403	04	00	00	Servicios básicos	22.160.702	0	0	0	0	0	22.160.702
403	04	01	00	Electricidad	1.505.000	0	0	0	0	0	1.505.000
403	04	02	00	Gas	100.000	0	0	0	0	0	100.000
403	04	03	00	Agua	5.928	0	0	0	0	0	5.928
403	04	04	00	Teléfonos	5.926.733	0	0	0	0	0	5.926.733
403	04	05	00	Servicio de comunicaciones	7.384.041	0	0	0	0	0	7.384.041
403	04	06	00	Servicio de aseo urbano y domiciliario	434.000	0	0	0	0	0	434.000
403	04	07	00	Servicio de condominio	6.805.000	0	0	0	0	0	6.805.000
403	06	00	00	Servicios de transporte y almacenaje	208.269	0	0	0	0	0	208.269
403	06	01	00	Fletes y embalajes	51.761	0	0	0	0	0	51.761
403	06	02	00	Almacenaje	9.800	0	0	0	0	0	9.800
403	06	03	00	Estacionamiento	63.093	0	0	0	0	0	63.093
403	06	04	00	Peaje	3.255	0	0	0	0	0	3.255
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	80.360	0	0	0	0	0	80.360
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.595.257	0	0	0	0	0	6.595.257
403	07	01	00	Publicidad y propaganda	484.072	0	0	0	0	0	484.072
403	07	02	00	Imprenta y reproducción	3.395.081	0	0	0	0	0	3.395.081
403	07	03	00	Relaciones sociales	2.072.797	0	0	0	0	0	2.072.797
403	07	04	00	Avisos	643.307	0	0	0	0	0	643.307
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	4.773.202	0	0	0	0	0	4.773.202
403	08	01	00	Primas y gastos de seguros	4.725.000	0	0	0	0	0	4.725.000
403	08	02	00	Comisiones y gastos bancarios	36.232	0	0	0	0	0	36.232
403	08	03	00	Comisiones y gastos de adquisición de seguros	11.970	0	0	0	0	0	11.970
403	09	00	00	Viáticos y pasajes	7.738.754	0	0	0	0	0	7.738.754
403	09	01	00	Viáticos y pasajes dentro del país	5.752.041	0	0	0	0	0	5.752.041
403	09	02	00	Viáticos y pasajes fuera del país	1.976.859	0	0	0	0	0	1.976.859
403	09	03	00	Asignación por kilómetros recorridos	9.854	0	0	0	0	0	9.854

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	7.236.292	0	0	0	0	0	7.236.292
403	10	01	00	Servicios jurídicos	10.125	0	0	0	0	0	10.125
403	10	02	00	Servicios de contabilidad y auditoría	90.000	0	0	0	0	0	90.000
403	10	03	00	Servicios de procesamiento de datos	3.450.316	0	0	0	0	0	3.450.316
403	10	04	00	Servicios de ingeniería y arquitectónicos	488.500	0	0	0	0	0	488.500
403	10	09	00	Servicios de lavandería y tintorería	131.368	0	0	0	0	0	131.368
403	10	11	00	Servicios para la elaboración y suministro de comida	420.000	0	0	0	0	0	420.000
403	10	99	00	Otros servicios profesionales y técnicos	2.645.983	0	0	0	0	0	2.645.983
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.623.949	0	0	0	0	0	8.623.949
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	27.000	0	0	0	0	0	27.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.112.617	0	0	0	0	0	3.112.617
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	152.941	0	0	0	0	0	152.941
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.000.000	0	0	0	0	0	1.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.171.152	0	0	0	0	0	1.171.152
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	3.160.239	0	0	0	0	0	3.160.239
403	12	00	00	Conservación y reparaciones menores de obras	72.361.270	0	0	0	0	0	72.361.270
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	72.361.270	0	0	0	0	0	72.361.270
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.877.360	0	0	0	0	0	10.877.360
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.877.360	0	0	0	0	0	10.877.360
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	27.950	0	0	0	0	0	27.950
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	27.950	0	0	0	0	0	27.950
403	18	00	00	Impuestos indirectos	18.363.617	0	0	0	0	0	18.363.617
403	18	01	00	Impuesto al valor agregado	18.351.951	0	0	0	0	0	18.351.951
403	18	99	00	Otros impuestos indirectos	11.666	0	0	0	0	0	11.666
403	99	00	00	Otros servicios no personales	5.372.438	0	0	0	0	0	5.372.438
403	99	01	00	Otros servicios no personales	5.372.438	0	0	0	0	0	5.372.438
404	**00**	**00**	**00**	**Activos reales**	**27.102.291**	**0**	**0**	**0**	**0**	**0**	**27.102.291**
404	01	00	00	Repuestos y reparaciones mayores	1.272.863	0	0	0	0	0	1.272.863
404	01	01	00	Repuestos mayores	1.210.000	0	0	0	0	0	1.210.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	30.000	0	0	0	0	0	30.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	25.000	0	0	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	1.155.000	0	0	0	0	0	1.155.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	62.863	0	0	0	0	0	62.863
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	62.863	0	0	0	0	0	62.863
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	183.860	0	0	0	0	0	183.860
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	20.400	0	0	0	0	0	20.400
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	86.000	0	0	0	0	0	86.000
404	03	06	00	Maquinaria y equipos de energía	77.460	0	0	0	0	0	77.460
404	04	00	00	Equipos de transporte, tracción y elevación	2.007.000	0	0	0	0	0	2.007.000
404	04	01	00	Vehículos automotores terrestres	2.000.000	0	0	0	0	0	2.000.000
404	04	05	00	Vehículos de tracción no motorizados	7.000	0	0	0	0	0	7.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	894.000	0	0	0	0	0	894.000
404	05	01	00	Equipos de telecomunicaciones	890.940	0	0	0	0	0	890.940
404	05	02	00	Equipos de señalamiento	3.060	0	0	0	0	0	3.060
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.203.000	0	0	0	0	0	1.203.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.203.000	0	0	0	0	0	1.203.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	181.660	0	0	0	0	0	181.660
404	07	01	00	Equipos científicos y de laboratorio	2.040	0	0	0	0	0	2.040
404	07	02	00	Equipos de enseñanza, deporte y recreación	40.400	0	0	0	0	0	40.400
404	07	03	00	Obras de arte	30.000	0	0	0	0	0	30.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	109.220	0	0	0	0	0	109.220
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	18.346.916	0	0	0	0	0	18.346.916
404	09	01	00	Mobiliario y equipos de oficina	2.224.975	0	0	0	0	0	2.224.975
404	09	02	00	Equipos de computación	14.851.047	0	0	0	0	0	14.851.047
404	09	03	00	Mobiliario y equipos de alojamiento	1.177.960	0	0	0	0	0	1.177.960
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	92.934	0	0	0	0	0	92.934
404	12	00	00	Activos intangibles	2.276.872	0	0	0	0	0	2.276.872
404	12	04	00	Paquetes y programas de computación	2.276.872	0	0	0	0	0	2.276.872
404	99	00	00	Otros activos reales	736.120	0	0	0	0	0	736.120
404	99	01	00	Otros activos reales	736.120	0	0	0	0	0	736.120
405	**00**	**00**	**00**	**Activos financieros**	**181.603.152**	**0**	**0**	**0**	**94.734.453**	**0**	**276.337.605**
405	01	00	00	Aportes en acciones y participaciones de capital	181.603.152	0	0	0	94.734.453	0	276.337.605
405	01	03	00	Aportes en acciones y participaciones de capital al sector externo	181.603.152	0	0	0	94.734.453	0	276.337.605

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
405	01	03	01	Aportes en acciones y participaciones de capital a organismos internacionales	181.603.152	0	0	0	94.734.453	0	276.337.605
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.150.403.527**	**0**	**0**	**0**	**50.000.000**	**0**	**2.200.403.527**
407	01	00	00	Transferencias y donaciones corrientes internas	2.150.380.027	0	0	0	50.000.000	0	2.200.380.027
407	01	02	00	Donaciones corrientes internas al sector privado	3.035.000	0	0	0	0	0	3.035.000
407	01	02	01	Donaciones corrientes a personas	3.035.000	0	0	0	0	0	3.035.000
407	01	03	00	Transferencias corrientes internas al sector público	2.147.345.027	0	0	0	50.000.000	0	2.197.345.027
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.130.103.563	0	0	0	50.000.000	0	2.180.103.563
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	17.241.464	0	0	0	0	0	17.241.464
407	02	00	00	Transferencias y donaciones corrientes al exterior	23.500	0	0	0	0	0	23.500
407	02	01	00	Transferencias corrientes al exterior	23.500	0	0	0	0	0	23.500
407	02	01	02	Transferencias corrientes a instituciones sin fines de lucro	23.500	0	0	0	0	0	23.500
408	**00**	**00**	**00**	**Otros gastos**	**6.505.000**	**0**	**0**	**0**	**0**	**0**	**6.505.000**
408	05	00	00	Obligaciones en el ejercicio vigente	6.505.000	0	0	0	0	0	6.505.000
408	05	02	00	Devoluciones y reintegros diversos	6.500.000	0	0	0	0	0	6.500.000
408	05	03	00	Indemnizaciones diversas	5.000	0	0	0	0	0	5.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**104.452.750**	**0**	**0**	**0**	**0**	**0**	**104.452.750**
411	11	00	00	Obligaciones de ejercicios anteriores	104.452.750	0	0	0	0	0	104.452.750
411	11	02	00	Devoluciones y reintegros diversos	24.102.000	0	0	0	0	0	24.102.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	80.350.750	0	0	0	0	0	80.350.750
				Totales	**2.681.267.336**	**0**	**0**	**0**	**144.734.453**	**0**	**2.826.001.789**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.147.368.527**	**0**	**0**	**0**	**50.000.000**	**0**	**2.197.368.527**
407	01	00	00	Transferencias y donaciones corrientes internas	2.147.345.027	0	0	0	50.000.000	0	2.197.345.027
407	01	03	00	Transferencias corrientes internas al sector público	2.147.345.027	0	0	0	50.000.000	0	2.197.345.027
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.130.103.563	0	0	0	50.000.000	0	2.180.103.563
				- A0123 Servicio Nacional Integrado de Administración Aduanera y Tributaria (SENIAT)	2.056.382.000	0	0	0	50.000.000	0	2.106.382.000
				- A0185 Superintendencia Nacional de Valores	38.005.018	0	0	0	0	0	38.005.018
				- A0325 Fundación Escuela de Gerencia Social (FEGS)	5.279.564	0	0	0	0	0	5.279.564
				- A0455 Fundación Escuela Venezolana de Planificación	29.256.689	0	0	0	0	0	29.256.689
				- A0653 Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná (CORPOTULIPA)	1.180.292	0	0	0	0	0	1.180.292
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	17.241.464	0	0	0	0	0	17.241.464
				- A0841 Fondo Nacional de Garantías Reciprocas para la Pequeña y Mediana Empresa, S.A. (FONPYME)	17.241.464	0	0	0	0	0	17.241.464
407	02	00	00	Transferencias y donaciones corrientes al exterior	23.500	0	0	0	0	0	23.500
407	02	01	00	Transferencias corrientes al exterior	23.500	0	0	0	0	0	23.500
407	02	01	02	Transferencias corrientes a instituciones sin fines de lucro	23.500	0	0	0	0	0	23.500
				- I0239 Asociación Internacional de Presupuesto Público (ASIP)	23.500	0	0	0	0	0	23.500
				Totales	**2.147.368.527**	**0**	**0**	**0**	**50.000.000**	**0**	**2.197.368.527**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**42.824.966**	**0**	**0**	**0**	**0**	**0**	**42.824.966**
402	01	00	00	Productos alimenticios y agropecuarios	6.509.180	0	0	0	0	0	6.509.180
402	01	01	00	Alimentos y bebidas para personas	5.584.214	0	0	0	0	0	5.584.214
402	01	02	00	Alimentos para animales	800.000	0	0	0	0	0	800.000
402	01	03	00	Productos agrícolas y pecuarios	10.300	0	0	0	0	0	10.300
402	01	99	00	Otros productos alimenticios y agropecuarios	114.666	0	0	0	0	0	114.666
402	03	00	00	Textiles y vestuarios	2.569.692	0	0	0	0	0	2.569.692
402	03	01	00	Textiles	79.468	0	0	0	0	0	79.468
402	03	02	00	Prendas de vestir	2.161.203	0	0	0	0	0	2.161.203
402	03	03	00	Calzados	322.901	0	0	0	0	0	322.901
402	03	99	00	Otros productos textiles y vestuarios	6.120	0	0	0	0	0	6.120
402	04	00	00	Productos de cuero y caucho	2.502.932	0	0	0	0	0	2.502.932
402	04	02	00	Productos de cuero y sucedáneos del cuero	31.679	0	0	0	0	0	31.679
402	04	03	00	Cauchos y tripas para vehículos	2.471.253	0	0	0	0	0	2.471.253
402	05	00	00	Productos de papel, cartón e impresos	7.218.572	0	0	0	0	0	7.218.572
402	05	01	00	Pulpa de madera, papel y cartón	1.570.538	0	0	0	0	0	1.570.538
402	05	02	00	Envases y cajas de papel y cartón	330.199	0	0	0	0	0	330.199
402	05	03	00	Productos de papel y cartón para oficina	4.348.091	0	0	0	0	0	4.348.091
402	05	04	00	Libros, revistas y periódicos	408.577	0	0	0	0	0	408.577
402	05	05	00	Material de enseñanza	16.000	0	0	0	0	0	16.000
402	05	06	00	Productos de papel y cartón para computación	137.010	0	0	0	0	0	137.010
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	375.952	0	0	0	0	0	375.952
402	05	99	00	Otros productos de pulpa, papel y cartón	32.205	0	0	0	0	0	32.205
402	06	00	00	Productos químicos y derivados	3.216.638	0	0	0	0	0	3.216.638
402	06	01	00	Sustancias químicas y de uso industrial	102.000	0	0	0	0	0	102.000
402	06	02	00	Abonos, plaguicidas y otros	12.000	0	0	0	0	0	12.000
402	06	03	00	Tintas, pinturas y colorantes	385.424	0	0	0	0	0	385.424
402	06	04	00	Productos farmacéuticos y medicamentos	1.115.692	0	0	0	0	0	1.115.692

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	05	00	Productos de tocador	165.898	0	0	0	0	0	165.898
402	06	06	00	Combustibles y lubricantes	414.274	0	0	0	0	0	414.274
402	06	08	00	Productos plásticos	999.428	0	0	0	0	0	999.428
402	06	99	00	Otros productos de la industria química y conexos	21.922	0	0	0	0	0	21.922
402	07	00	00	Productos minerales no metálicos	48.111	0	0	0	0	0	48.111
402	07	01	00	Productos de barro, loza y porcelana	17.683	0	0	0	0	0	17.683
402	07	02	00	Vidrios y productos de vidrio	24.428	0	0	0	0	0	24.428
402	07	04	00	Cemento, cal y yeso	6.000	0	0	0	0	0	6.000
402	08	00	00	Productos metálicos	2.465.055	0	0	0	0	0	2.465.055
402	08	01	00	Productos primarios de hierro y acero	10.000	0	0	0	0	0	10.000
402	08	02	00	Productos de metales no ferrosos	2.500	0	0	0	0	0	2.500
402	08	03	00	Herramientas menores, cuchillería y articulos generales de ferretería	426.892	0	0	0	0	0	426.892
402	08	07	00	Material de señalamiento	6.825	0	0	0	0	0	6.825
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.810.000	0	0	0	0	0	1.810.000
402	08	10	00	Repuestos y accesorios para otros equipos	208.838	0	0	0	0	0	208.838
402	09	00	00	Productos de madera	15.259	0	0	0	0	0	15.259
402	09	01	00	Productos primarios de madera	2.000	0	0	0	0	0	2.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	13.259	0	0	0	0	0	13.259
402	10	00	00	Productos varios y útiles diversos	17.732.020	0	0	0	0	0	17.732.020
402	10	01	00	Artículos de deporte, recreación y juguetes	273.695	0	0	0	0	0	273.695
402	10	02	00	Materiales y útiles de limpieza y aseo	463.119	0	0	0	0	0	463.119
402	10	03	00	Utensilios de cocina y comedor	144.770	0	0	0	0	0	144.770
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	109.662	0	0	0	0	0	109.662
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.028.199	0	0	0	0	0	2.028.199
402	10	06	00	Condecoraciones, ofrendas y similares	391.628	0	0	0	0	0	391.628
402	10	07	00	Productos de seguridad en el trabajo	1.239.056	0	0	0	0	0	1.239.056
402	10	08	00	Materiales para equipos de computación	10.661.190	0	0	0	0	0	10.661.190
402	10	09	00	Especies timbradas y valores	2.592	0	0	0	0	0	2.592

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	742.145	0	0	0	0	0	742.145
402	10	12	00	Materiales para instalaciones sanitarias	118.834	0	0	0	0	0	118.834
402	10	13	00	Materiales fotográficos	3.170	0	0	0	0	0	3.170
402	10	99	00	Otros productos y útiles diversos	1.553.960	0	0	0	0	0	1.553.960
402	99	00	00	Otros materiales y suministros	547.507	0	0	0	0	0	547.507
402	99	01	00	Otros materiales y suministros	547.507	0	0	0	0	0	547.507
403	**00**	**00**	**00**	**Servicios no personales**	**168.375.650**	**0**	**0**	**0**	**0**	**0**	**168.375.650**
403	01	00	00	Alquileres de inmuebles	1.659.758	0	0	0	0	0	1.659.758
403	01	01	00	Alquileres de edificios y locales	1.500.000	0	0	0	0	0	1.500.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	129.000	0	0	0	0	0	129.000
403	01	03	00	Alquileres de tierras y terrenos	30.758	0	0	0	0	0	30.758
403	02	00	00	Alquileres de maquinaria y equipos	2.105.832	0	0	0	0	0	2.105.832
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	2.053.888	0	0	0	0	0	2.053.888
403	02	99	00	Alquileres de otras maquinaria y equipos	51.944	0	0	0	0	0	51.944
403	03	00	00	Derechos sobre bienes intangibles	271.000	0	0	0	0	0	271.000
403	03	03	00	Paquetes y programas de computación	271.000	0	0	0	0	0	271.000
403	04	00	00	Servicios básicos	22.160.702	0	0	0	0	0	22.160.702
403	04	01	00	Electricidad	1.505.000	0	0	0	0	0	1.505.000
403	04	02	00	Gas	100.000	0	0	0	0	0	100.000
403	04	03	00	Agua	5.928	0	0	0	0	0	5.928
403	04	04	00	Teléfonos	5.926.733	0	0	0	0	0	5.926.733
403	04	05	00	Servicio de comunicaciones	7.384.041	0	0	0	0	0	7.384.041
403	04	06	00	Servicio de aseo urbano y domiciliario	434.000	0	0	0	0	0	434.000
403	04	07	00	Servicio de condominio	6.805.000	0	0	0	0	0	6.805.000
403	06	00	00	Servicios de transporte y almacenaje	208.269	0	0	0	0	0	208.269
403	06	01	00	Fletes y embalajes	51.761	0	0	0	0	0	51.761
403	06	02	00	Almacenaje	9.800	0	0	0	0	0	9.800
403	06	03	00	Estacionamiento	63.093	0	0	0	0	0	63.093

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	04	00	Peaje	3.255	0	0	0	0	0	3.255
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	80.360	0	0	0	0	0	80.360
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.595.257	0	0	0	0	0	6.595.257
403	07	01	00	Publicidad y propaganda	484.072	0	0	0	0	0	484.072
403	07	02	00	Imprenta y reproducción	3.395.081	0	0	0	0	0	3.395.081
403	07	03	00	Relaciones sociales	2.072.797	0	0	0	0	0	2.072.797
403	07	04	00	Avisos	643.307	0	0	0	0	0	643.307
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	4.773.202	0	0	0	0	0	4.773.202
403	08	01	00	Primas y gastos de seguros	4.725.000	0	0	0	0	0	4.725.000
403	08	02	00	Comisiones y gastos bancarios	36.232	0	0	0	0	0	36.232
403	08	03	00	Comisiones y gastos de adquisición de seguros	11.970	0	0	0	0	0	11.970
403	09	00	00	Viáticos y pasajes	7.738.754	0	0	0	0	0	7.738.754
403	09	01	00	Viáticos y pasajes dentro del país	5.752.041	0	0	0	0	0	5.752.041
403	09	02	00	Viáticos y pasajes fuera del país	1.976.859	0	0	0	0	0	1.976.859
403	09	03	00	Asignación por kilómetros recorridos	9.854	0	0	0	0	0	9.854
403	10	00	00	Servicios profesionales y técnicos	7.236.292	0	0	0	0	0	7.236.292
403	10	01	00	Servicios jurídicos	10.125	0	0	0	0	0	10.125
403	10	02	00	Servicios de contabilidad y auditoría	90.000	0	0	0	0	0	90.000
403	10	03	00	Servicios de procesamiento de datos	3.450.316	0	0	0	0	0	3.450.316
403	10	04	00	Servicios de ingeniería y arquitectónicos	488.500	0	0	0	0	0	488.500
403	10	09	00	Servicios de lavandería y tintorería	131.368	0	0	0	0	0	131.368
403	10	11	00	Servicios para la elaboración y suministro de comida	420.000	0	0	0	0	0	420.000
403	10	99	00	Otros servicios profesionales y técnicos	2.645.983	0	0	0	0	0	2.645.983
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.623.949	0	0	0	0	0	8.623.949
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	27.000	0	0	0	0	0	27.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.112.617	0	0	0	0	0	3.112.617
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	152.941	0	0	0	0	0	152.941
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos,	1.000.000	0	0	0	0	0	1.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				dentales y de veterinaria							
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.171.152	0	0	0	0	0	1.171.152
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	3.160.239	0	0	0	0	0	3.160.239
403	12	00	00	Conservación y reparaciones menores de obras	72.361.270	0	0	0	0	0	72.361.270
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	72.361.270	0	0	0	0	0	72.361.270
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.877.360	0	0	0	0	0	10.877.360
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.877.360	0	0	0	0	0	10.877.360
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	27.950	0	0	0	0	0	27.950
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	27.950	0	0	0	0	0	27.950
403	18	00	00	Impuestos indirectos	18.363.617	0	0	0	0	0	18.363.617
403	18	01	00	Impuesto al valor agregado	18.351.951	0	0	0	0	0	18.351.951
403	18	99	00	Otros impuestos indirectos	11.666	0	0	0	0	0	11.666
403	99	00	00	Otros servicios no personales	5.372.438	0	0	0	0	0	5.372.438
403	99	01	00	Otros servicios no personales	5.372.438	0	0	0	0	0	5.372.438
404	**00**	**00**	**00**	**Activos reales**	**27.102.291**	**0**	**0**	**0**	**0**	**0**	**27.102.291**
404	01	00	00	Repuestos y reparaciones mayores	1.272.863	0	0	0	0	0	1.272.863
404	01	01	00	Repuestos mayores	1.210.000	0	0	0	0	0	1.210.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	30.000	0	0	0	0	0	30.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	25.000	0	0	0	0	0	25.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	1.155.000	0	0	0	0	0	1.155.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	62.863	0	0	0	0	0	62.863
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	62.863	0	0	0	0	0	62.863
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	183.860	0	0	0	0	0	183.860
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	20.400	0	0	0	0	0	20.400
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	86.000	0	0	0	0	0	86.000
404	03	06	00	Maquinaria y equipos de energía	77.460	0	0	0	0	0	77.460
404	04	00	00	Equipos de transporte, tracción y elevación	2.007.000	0	0	0	0	0	2.007.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	01	00	Vehículos automotores terrestres	2.000.000	0	0	0	0	0	2.000.000
404	04	05	00	Vehículos de tracción no motorizados	7.000	0	0	0	0	0	7.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	894.000	0	0	0	0	0	894.000
404	05	01	00	Equipos de telecomunicaciones	890.940	0	0	0	0	0	890.940
404	05	02	00	Equipos de señalamiento	3.060	0	0	0	0	0	3.060
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.203.000	0	0	0	0	0	1.203.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.203.000	0	0	0	0	0	1.203.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	181.660	0	0	0	0	0	181.660
404	07	01	00	Equipos científicos y de laboratorio	2.040	0	0	0	0	0	2.040
404	07	02	00	Equipos de enseñanza, deporte y recreación	40.400	0	0	0	0	0	40.400
404	07	03	00	Obras de arte	30.000	0	0	0	0	0	30.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	109.220	0	0	0	0	0	109.220
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	18.346.916	0	0	0	0	0	18.346.916
404	09	01	00	Mobiliario y equipos de oficina	2.224.975	0	0	0	0	0	2.224.975
404	09	02	00	Equipos de computación	14.851.047	0	0	0	0	0	14.851.047
404	09	03	00	Mobiliario y equipos de alojamiento	1.177.960	0	0	0	0	0	1.177.960
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	92.934	0	0	0	0	0	92.934
404	12	00	00	Activos intangibles	2.276.872	0	0	0	0	0	2.276.872
404	12	04	00	Paquetes y programas de computación	2.276.872	0	0	0	0	0	2.276.872
404	99	00	00	Otros activos reales	736.120	0	0	0	0	0	736.120
404	99	01	00	Otros activos reales	736.120	0	0	0	0	0	736.120
408	**00**	**00**	**00**	**Otros gastos**	**6.505.000**	**0**	**0**	**0**	**0**	**0**	**6.505.000**
408	05	00	00	Obligaciones en el ejercicio vigente	6.505.000	0	0	0	0	0	6.505.000
408	05	02	00	Devoluciones y reintegros diversos	6.500.000	0	0	0	0	0	6.500.000
408	05	03	00	Indemnizaciones diversas	5.000	0	0	0	0	0	5.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**104.452.750**	**0**	**0**	**0**	**0**	**0**	**104.452.750**
411	11	00	00	Obligaciones de ejercicios anteriores	104.452.750	0	0	0	0	0	104.452.750
411	11	02	00	Devoluciones y reintegros diversos	24.102.000	0	0	0	0	0	24.102.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	11	04	00	Compromisos pendientes de ejercicios anteriores	80.350.750	0	0	0	0	0	80.350.750
				Totales	**349.260.657**	**0**	**0**	**0**	**0**	**0**	**349.260.657**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
405	**00**	**00**	**00**	**Activos financieros**	**181.603.152**	**0**	**0**	**0**	**94.734.453**	**0**	**276.337.605**
405	01	00	00	Aportes en acciones y participaciones de capital	181.603.152	0	0	0	94.734.453	0	276.337.605
405	01	03	00	Aportes en acciones y participaciones de capital al sector externo	181.603.152	0	0	0	94.734.453	0	276.337.605
405	01	03	01	Aportes en acciones y participaciones de capital a organismos internacionales	181.603.152	0	0	0	94.734.453	0	276.337.605
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.058.500**	**0**	**0**	**0**	**0**	**0**	**3.058.500**
407	01	00	00	Transferencias y donaciones corrientes internas	3.035.000	0	0	0	0	0	3.035.000
407	01	02	00	Donaciones corrientes internas al sector privado	3.035.000	0	0	0	0	0	3.035.000
407	01	02	01	Donaciones corrientes a personas	3.035.000	0	0	0	0	0	3.035.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	23.500	0	0	0	0	0	23.500
407	02	01	00	Transferencias corrientes al exterior	23.500	0	0	0	0	0	23.500
407	02	01	02	Transferencias corrientes a instituciones sin fines de lucro	23.500	0	0	0	0	0	23.500
				Totales	**184.661.652**	**0**	**0**	**0**	**94.734.453**	**0**	**279.396.105**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.147.345.027**	**0**	**0**	**0**	**50.000.000**	**0**	**2.197.345.027**
407	01	00	00	Transferencias y donaciones corrientes internas	2.147.345.027	0	0	0	50.000.000	0	2.197.345.027
407	01	03	00	Transferencias corrientes internas al sector público	2.147.345.027	0	0	0	50.000.000	0	2.197.345.027
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.130.103.563	0	0	0	50.000.000	0	2.180.103.563
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	17.241.464	0	0	0	0	0	17.241.464
				Totales	**2.147.345.027**	**0**	**0**	**0**	**50.000.000**	**0**	**2.197.345.027**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**686.149.242**	**0**	**0**	**0**	**0**	**0**	**686.149.242**
407	01	00	00	Transferencias y donaciones corrientes internas	686.149.242	0	0	0	0	0	686.149.242
407	01	01	00	Transferencias corrientes internas al sector privado	682.454.354	0	0	0	0	0	682.454.354
407	01	01	01	Pensiones del personal empleado, obrero y militar	48.818.888	0	0	0	0	0	48.818.888
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	135.677.484	0	0	0	0	0	135.677.484
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	15.877.807	0	0	0	0	0	15.877.807
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	21.958.398	0	0	0	0	0	21.958.398
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	46.505.053	0	0	0	0	0	46.505.053
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	49.910.859	0	0	0	0	0	49.910.859
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	43.161.382	0	0	0	0	0	43.161.382
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	61.700.783	0	0	0	0	0	61.700.783
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	144.317.268	0	0	0	0	0	144.317.268
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	114.526.432	0	0	0	0	0	114.526.432
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	1.153.035	0	0	0	0	0	1.153.035
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	322.071	0	0	0	0	0	322.071
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	549.037	0	0	0	0	0	549.037
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	1.059.722	0	0	0	0	0	1.059.722
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	611.023	0	0	0	0	0	611.023
				Totales	**686.149.242**	**0**	**0**	**0**	**0**	**0**	**686.149.242**

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**686.149.242**	**0**	**0**	**0**	**0**	**0**	**686.149.242**
407	01	00	00	Transferencias y donaciones corrientes internas	686.149.242	0	0	0	0	0	686.149.242
407	01	01	00	Transferencias corrientes internas al sector privado	682.454.354	0	0	0	0	0	682.454.354
407	01	01	01	Pensiones del personal empleado, obrero y militar	48.818.888	0	0	0	0	0	48.818.888
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	135.677.484	0	0	0	0	0	135.677.484
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	15.877.807	0	0	0	0	0	15.877.807
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	21.958.398	0	0	0	0	0	21.958.398
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	46.505.053	0	0	0	0	0	46.505.053
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	49.910.859	0	0	0	0	0	49.910.859
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	43.161.382	0	0	0	0	0	43.161.382
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	61.700.783	0	0	0	0	0	61.700.783
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	144.317.268	0	0	0	0	0	144.317.268
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	114.526.432	0	0	0	0	0	114.526.432
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	1.153.035	0	0	0	0	0	1.153.035
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	322.071	0	0	0	0	0	322.071
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	549.037	0	0	0	0	0	549.037
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	1.059.722	0	0	0	0	0	1.059.722
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	611.023	0	0	0	0	0	611.023
				Totales	**686.149.242**	**0**	**0**	**0**	**0**	**0**	**686.149.242**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**80.000.000**	**0**	**0**	**0**	**0**	**0**	**80.000.000**
407	06	00	00	Subsidio de Régimen Especial	80.000.000	0	0	0	0	0	80.000.000
407	06	01	00	Subsidio de Régimen Especial	80.000.000	0	0	0	0	0	80.000.000
				Totales	**80.000.000**	**0**	**0**	**0**	**0**	**0**	**80.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**80.000.000**	**0**	**0**	**0**	**0**	**0**	**80.000.000**
407	06	00	00	Subsidio de Régimen Especial	80.000.000	0	0	0	0	0	80.000.000
407	06	01	00	Subsidio de Régimen Especial	80.000.000	0	0	0	0	0	80.000.000
				- E7500 Distrito del Alto Apure	80.000.000	0	0	0	0	0	80.000.000
				Totales	**80.000.000**	**0**	**0**	**0**	**0**	**0**	**80.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600004001 ASIGNACIÓN Y CONTROL DE LOS APORTES CONSTITUCIONALES Y LEGALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**80.000.000**	**0**	**0**	**0**	**0**	**0**	**80.000.000**
407	06	00	00	Subsidio de Régimen Especial	80.000.000	0	0	0	0	0	80.000.000
407	06	01	00	Subsidio de Régimen Especial	80.000.000	0	0	0	0	0	80.000.000
				Totales	**80.000.000**	**0**	**0**	**0**	**0**	**0**	**80.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600005000 DIRECCIÓN Y COORDINACIÓN DEL SERVICIO DE LA DEUDA PÚBLICA NACIONAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
410	**00**	**00**	**00**	**Servicio de la deuda pública**	**28.893.968.119**	**0**	**25.820.049.409**	**0**	**0**	**0**	**54.714.017.528**
410	01	00	00	Servicio de la deuda pública interna a corto plazo	482.515.659	0	77.469.466	0	0	0	559.985.125
410	01	01	00	Servicio de la deuda pública interna a corto plazo de títulos y valores	482.515.659	0	77.469.466	0	0	0	559.985.125
410	01	01	07	Descuentos en colocación de letras del tesoro a corto plazo	482.515.659	0	77.469.466	0	0	0	559.985.125
410	02	00	00	Servicio de la deuda pública interna a largo plazo	14.927.296.753	0	16.549.351.187	0	0	0	31.476.647.940
410	02	01	00	Servicio de la deuda pública interna a largo plazo de títulos y valores	14.927.296.753	0	16.549.351.187	0	0	0	31.476.647.940
410	02	01	01	Amortización de la deuda pública interna a largo plazo de títulos y valores	0	0	7.304.822.338	0	0	0	7.304.822.338
410	02	01	03	Intereses de la deuda pública interna a largo plazo de títulos y valores	14.927.296.753	0	9.244.528.849	0	0	0	24.171.825.602
410	04	00	00	Servicio de la deuda pública externa a largo plazo	13.484.155.707	0	9.193.228.756	0	0	0	22.677.384.463
410	04	01	00	Servicio de la deuda pública externa a largo plazo de títulos y valores	12.872.583.173	0	7.205.111.602	0	0	0	20.077.694.775
410	04	01	01	Amortización de la deuda pública externa a largo plazo de títulos y valores	0	0	1.442.548.372	0	0	0	1.442.548.372
410	04	01	02	Intereses de la deuda pública externa a largo plazo de títulos y valores	12.419.745.425	0	5.428.490.154	0	0	0	17.848.235.579
410	04	01	04	Comisiones y otros gastos de la deuda pública externa a largo plazo de títulos y valores	452.837.748	0	334.073.076	0	0	0	786.910.824
410	04	02	00	Servicio de la deuda pública externa por préstamos a largo plazo	611.572.534	0	1.988.117.154	0	0	0	2.599.689.688
410	04	02	01	Amortización de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	0	0	392.997.603	0	0	0	392.997.603
410	04	02	02	Amortización de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	0	0	903.130.363	0	0	0	903.130.363
410	04	02	03	Amortización de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	0	0	302.497.804	0	0	0	302.497.804
410	04	02	04	Amortización de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo	0	0	5.963.979	0	0	0	5.963.979
410	04	02	05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	130.420.449	0	99.648.924	0	0	0	230.069.373
410	04	02	06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	352.053.589	0	245.467.249	0	0	0	597.520.838
410	04	02	07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	43.646.518	0	25.369.448	0	0	0	69.015.966
410	04	02	08	Intereses de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo	229.613	0	114.807	0	0	0	344.420
410	04	02	13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	70.076.970	0	3.108.781	0	0	0	73.185.751
410	04	02	14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	15.062.523	0	9.735.611	0	0	0	24.798.134
410	04	02	15	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	67.388	0	67.388	0	0	0	134.776
410	04	02	16	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo	15.484	0	15.197	0	0	0	30.681
				Totales	**28.893.968.119**	**0**	**25.820.049.409**	**0**	**0**	**0**	**54.714.017.528**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

ACCIÓN CENTRALIZADA: 600005000 DIRECCIÓN Y COORDINACIÓN DEL SERVICIO DE LA DEUDA PÚBLICA NACIONAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600005000 DIRECCIÓN Y COORDINACIÓN DEL SERVICIO DE LA DEUDA PÚBLICA NACIONAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600005001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA EL SERVICIO DE LA DEUDA PÚBLICA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
410	**00**	**00**	**00**	**Servicio de la deuda pública**	**28.893.968.119**	**0**	**25.820.049.409**	**0**	**0**	**0**	**54.714.017.528**
410	01	00	00	Servicio de la deuda pública interna a corto plazo	482.515.659	0	77.469.466	0	0	0	559.985.125
410	01	01	00	Servicio de la deuda pública interna a corto plazo de títulos y valores	482.515.659	0	77.469.466	0	0	0	559.985.125
410	01	01	07	Descuentos en colocación de letras del tesoro a corto plazo	482.515.659	0	77.469.466	0	0	0	559.985.125
410	02	00	00	Servicio de la deuda pública interna a largo plazo	14.927.296.753	0	16.549.351.187	0	0	0	31.476.647.940
410	02	01	00	Servicio de la deuda pública interna a largo plazo de títulos y valores	14.927.296.753	0	16.549.351.187	0	0	0	31.476.647.940
410	02	01	01	Amortización de la deuda pública interna a largo plazo de títulos y valores	0	0	7.304.822.338	0	0	0	7.304.822.338
410	02	01	03	Intereses de la deuda pública interna a largo plazo de títulos y valores	14.927.296.753	0	9.244.528.849	0	0	0	24.171.825.602
410	04	00	00	Servicio de la deuda pública externa a largo plazo	13.484.155.707	0	9.193.228.756	0	0	0	22.677.384.463
410	04	01	00	Servicio de la deuda pública externa a largo plazo de títulos y valores	12.872.583.173	0	7.205.111.602	0	0	0	20.077.694.775
410	04	01	01	Amortización de la deuda pública externa a largo plazo de títulos y valores	0	0	1.442.548.372	0	0	0	1.442.548.372
410	04	01	02	Intereses de la deuda pública externa a largo plazo de títulos y valores	12.419.745.425	0	5.428.490.154	0	0	0	17.848.235.579
410	04	01	04	Comisiones y otros gastos de la deuda pública externa a largo plazo de títulos y valores	452.837.748	0	334.073.076	0	0	0	786.910.824
410	04	02	00	Servicio de la deuda pública externa por préstamos a largo plazo	611.572.534	0	1.988.117.154	0	0	0	2.599.689.688
410	04	02	01	Amortización de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	0	0	392.997.603	0	0	0	392.997.603
410	04	02	02	Amortización de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	0	0	903.130.363	0	0	0	903.130.363
410	04	02	03	Amortización de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	0	0	302.497.804	0	0	0	302.497.804
410	04	02	04	Amortización de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo	0	0	5.963.979	0	0	0	5.963.979
410	04	02	05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	130.420.449	0	99.648.924	0	0	0	230.069.373
410	04	02	06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	352.053.589	0	245.467.249	0	0	0	597.520.838
410	04	02	07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	43.646.518	0	25.369.448	0	0	0	69.015.966
410	04	02	08	Intereses de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo	229.613	0	114.807	0	0	0	344.420
410	04	02	13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo	70.076.970	0	3.108.781	0	0	0	73.185.751
410	04	02	14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo	15.062.523	0	9.735.611	0	0	0	24.798.134
410	04	02	15	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo	67.388	0	67.388	0	0	0	134.776

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

ACCIÓN CENTRALIZADA: 600005000 DIRECCIÓN Y COORDINACIÓN DEL SERVICIO DE LA DEUDA PÚBLICA NACIONAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600005001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA EL SERVICIO DE LA DEUDA PÚBLICA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
410	04	02	16	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo	15.484	0	15.197	0	0	0	30.681
				Totales	**28.893.968.119**	**0**	**25.820.049.409**	**0**	**0**	**0**	**54.714.017.528**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600006000 GASTOS CENTRALIZADOS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**246.292.526**	**0**	**0**	**0**	**100.000.000**	**0**	**346.292.526**
407	01	00	00	Transferencias y donaciones corrientes internas	246.292.526	0	0	0	100.000.000	0	346.292.526
407	01	03	00	Transferencias corrientes internas al sector público	246.292.526	0	0	0	100.000.000	0	346.292.526
407	01	03	10	Transferencias corrientes al Poder Estadal	246.292.526	0	0	0	100.000.000	0	346.292.526
409	**00**	**00**	**00**	**Asignaciones no distribuidas**	**20.000.000**	**0**	**0**	**0**	**0**	**0**	**20.000.000**
409	26	00	00	Asignaciones para atender gastos de los organismos del sector público	20.000.000	0	0	0	0	0	20.000.000
409	26	01	00	Asignaciones para atender gastos de los organismos del sector público	20.000.000	0	0	0	0	0	20.000.000
				Totales	**266.292.526**	**0**	**0**	**0**	**100.000.000**	**0**	**366.292.526**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600006000 GASTOS CENTRALIZADOS

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**246.292.526**	**0**	**0**	**0**	**100.000.000**	**0**	**346.292.526**
407	01	00	00	Transferencias y donaciones corrientes internas	246.292.526	0	0	0	100.000.000	0	346.292.526
407	01	03	00	Transferencias corrientes internas al sector público	246.292.526	0	0	0	100.000.000	0	346.292.526
407	01	03	10	Transferencias corrientes al Poder Estadal	246.292.526	0	0	0	100.000.000	0	346.292.526
				- E5000 Distrito Capital	246.292.526	0	0	0	100.000.000	0	346.292.526
				Totales	**246.292.526**	**0**	**0**	**0**	**100.000.000**	**0**	**346.292.526**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS **ACCIÓN CENTRALIZADA:** 600006000 GASTOS CENTRALIZADOS

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 600006001 GASTOS CENTRALIZADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**246.292.526**	**0**	**0**	**0**	**100.000.000**	**0**	**346.292.526**
407	01	00	00	Transferencias y donaciones corrientes internas	246.292.526	0	0	0	100.000.000	0	346.292.526
407	01	03	00	Transferencias corrientes internas al sector público	246.292.526	0	0	0	100.000.000	0	346.292.526
407	01	03	10	Transferencias corrientes al Poder Estadal	246.292.526	0	0	0	100.000.000	0	346.292.526
409	**00**	**00**	**00**	**Asignaciones no distribuidas**	**20.000.000**	**0**	**0**	**0**	**0**	**0**	**20.000.000**
409	26	00	00	Asignaciones para atender gastos de los organismos del sector público	20.000.000	0	0	0	0	0	20.000.000
409	26	01	00	Asignaciones para atender gastos de los organismos del sector público	20.000.000	0	0	0	0	0	20.000.000
				Totales	**266.292.526**	**0**	**0**	**0**	**100.000.000**	**0**	**366.292.526**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.210.825.505**	**0**	**0**	**0**	**0**	**0**	**1.210.825.505**
401	01	00	00	Sueldos, salarios y otras retribuciones	187.943.482	0	0	0	0	0	187.943.482
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	74.325.207	0	0	0	0	0	74.325.207
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	679.493	0	0	0	0	0	679.493
401	01	03	00	Suplencias a empleados	24.000	0	0	0	0	0	24.000
401	01	08	00	Sueldo al personal en trámite de nombramiento	6.732	0	0	0	0	0	6.732
401	01	09	00	Remuneraciones al personal en período de disponibilidad	58.752	0	0	0	0	0	58.752
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	78.549.229	0	0	0	0	0	78.549.229
401	01	12	00	Salarios a obreros en puestos no permanentes	6.555.949	0	0	0	0	0	6.555.949
401	01	13	00	Suplencias a obreros	16.000	0	0	0	0	0	16.000
401	01	18	00	Remuneraciones al personal contratado	24.698.021	0	0	0	0	0	24.698.021
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	758.570	0	0	0	0	0	758.570
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.248	0	0	0	0	0	25.248
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.246.281	0	0	0	0	0	2.246.281
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	64.119.533	0	0	0	0	0	64.119.533
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	41.021.854	0	0	0	0	0	41.021.854
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	187.771	0	0	0	0	0	187.771
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	22.909.908	0	0	0	0	0	22.909.908
401	03	00	00	Primas	86.517.907	0	0	0	0	0	86.517.907
401	03	02	00	Primas de transporte a empleados	3.106.505	0	0	0	0	0	3.106.505
401	03	03	00	Primas por hogar a empleados	6.586.200	0	0	0	0	0	6.586.200
401	03	04	00	Primas por hijos a empleados	5.005.512	0	0	0	0	0	5.005.512
401	03	08	00	Primas de profesionalización a empleados	5.959.847	0	0	0	0	0	5.959.847
401	03	09	00	Primas por antigüedad a empleados	22.091.958	0	0	0	0	0	22.091.958
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	13.116.905	0	0	0	0	0	13.116.905
401	03	18	00	Primas por hogar a obreros	6.742.800	0	0	0	0	0	6.742.800
401	03	19	00	Primas por hijos de obreros	5.124.528	0	0	0	0	0	5.124.528
401	03	21	00	Primas por antigüedad a obreros	15.479.956	0	0	0	0	0	15.479.956
401	03	22	00	Primas de profesionalización a obreros	1.095.240	0	0	0	0	0	1.095.240
401	03	95	00	Otras primas al personal de alto nivel y de dirección	27.483	0	0	0	0	0	27.483

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	97	00	Otras primas a empleados	2.178.857	0	0	0	0	0	2.178.857
401	03	98	00	Otras primas a obreros	2.116	0	0	0	0	0	2.116
401	04	00	00	Complementos de sueldos y salarios	164.976.126	0	0	0	0	0	164.976.126
401	04	03	00	Complemento a empleados por gastos de alimentación	3.106.505	0	0	0	0	0	3.106.505
401	04	06	00	Complemento a empleados por comisión de servicios	46.096	0	0	0	0	0	46.096
401	04	08	00	Bono compensatorio de alimentación a empleados	55.110.331	0	0	0	0	0	55.110.331
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	8.234.458	0	0	0	0	0	8.234.458
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	3.583.924	0	0	0	0	0	3.583.924
401	04	16	00	Complemento a obreros por gastos de alimentación	717.888	0	0	0	0	0	717.888
401	04	17	00	Complemento a obreros por gastos de transporte	2.369.031	0	0	0	0	0	2.369.031
401	04	18	00	Bono compensatorio de alimentación a obreros	56.779.476	0	0	0	0	0	56.779.476
401	04	20	00	Complemento a obreros por días feriados	1.881.764	0	0	0	0	0	1.881.764
401	04	26	00	Bono compensatorio de alimentación al personal contratado	12.014.638	0	0	0	0	0	12.014.638
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	46.800	0	0	0	0	0	46.800
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	873.072	0	0	0	0	0	873.072
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	108.000	0	0	0	0	0	108.000
401	04	96	00	Otros complementos a empleados	9.550.869	0	0	0	0	0	9.550.869
401	04	97	00	Otros complementos a obreros	10.319.274	0	0	0	0	0	10.319.274
401	04	98	00	Otros complementos al personal contratado	234.000	0	0	0	0	0	234.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	154.870.147	0	0	0	0	0	154.870.147
401	05	01	00	Aguinaldos a empleados	38.524.618	0	0	0	0	0	38.524.618
401	05	03	00	Bono vacacional a empleados	15.644.189	0	0	0	0	0	15.644.189
401	05	04	00	Aguinaldos a obreros	53.622.167	0	0	0	0	0	53.622.167
401	05	06	00	Bono vacacional a obreros	21.271.412	0	0	0	0	0	21.271.412
401	05	07	00	Aguinaldos al personal contratado	9.918.795	0	0	0	0	0	9.918.795
401	05	08	00	Bono vacacional al personal contratado	1.274.886	0	0	0	0	0	1.274.886
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	46.759	0	0	0	0	0	46.759
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	15.268	0	0	0	0	0	15.268
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	7.894.085	0	0	0	0	0	7.894.085
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	6.657.968	0	0	0	0	0	6.657.968
401	06	00	00	Aportes patronales y legales	50.263.473	0	0	0	0	0	50.263.473

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	10.475.894	0	0	0	0	0	10.475.894
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.064.188	0	0	0	0	0	3.064.188
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.376.794	0	0	0	0	0	2.376.794
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	3.545.840	0	0	0	0	0	3.545.840
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	11.196.147	0	0	0	0	0	11.196.147
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.704.223	0	0	0	0	0	3.704.223
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.670.690	0	0	0	0	0	2.670.690
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	2.843.637	0	0	0	0	0	2.843.637
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.812.858	0	0	0	0	0	2.812.858
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	198.376	0	0	0	0	0	198.376
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	12.368	0	0	0	0	0	12.368
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	4.123	0	0	0	0	0	4.123
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	2.749	0	0	0	0	0	2.749
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	4.728.591	0	0	0	0	0	4.728.591
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.576.197	0	0	0	0	0	1.576.197
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	1.050.798	0	0	0	0	0	1.050.798
401	07	00	00	Asistencia socio-económica	378.467.542	0	0	0	0	0	378.467.542
401	07	01	00	Capacitación y adiestramiento a empleados	800.000	0	0	0	0	0	800.000
401	07	03	00	Ayudas por matrimonio a empleados	4.000	0	0	0	0	0	4.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	12.000	0	0	0	0	0	12.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	933.977	0	0	0	0	0	933.977
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	12.719.099	0	0	0	0	0	12.719.099
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	140.007.890	0	0	0	0	0	140.007.890
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	8.030.402	0	0	0	0	0	8.030.402
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	5.156.340	0	0	0	0	0	5.156.340
401	07	17	00	Capacitación y adiestramiento a obreros	132.504	0	0	0	0	0	132.504
401	07	19	00	Ayudas por matrimonio de obreros	4.000	0	0	0	0	0	4.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	12.000	0	0	0	0	0	12.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a	1.032.477	0	0	0	0	0	1.032.477

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				obreros							
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	9.020.758	0	0	0	0	0	9.020.758
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	105.540.467	0	0	0	0	0	105.540.467
401	07	26	00	Dotación de uniformes a obreros	18.550.701	0	0	0	0	0	18.550.701
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	10.487.545	0	0	0	0	0	10.487.545
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	5.070.401	0	0	0	0	0	5.070.401
401	07	33	00	Asistencia socio-económica al personal contratado	46.105.699	0	0	0	0	0	46.105.699
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	700	0	0	0	0	0	700
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	700	0	0	0	0	0	700
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	13.741	0	0	0	0	0	13.741
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	75.859	0	0	0	0	0	75.859
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	500.000	0	0	0	0	0	500.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	700	0	0	0	0	0	700
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	1.400	0	0	0	0	0	1.400
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	5.253.991	0	0	0	0	0	5.253.991
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	8.660.780	0	0	0	0	0	8.660.780
401	07	96	00	Otras subvenciones a empleados	103.638	0	0	0	0	0	103.638
401	07	97	00	Otras subvenciones a obreros	235.773	0	0	0	0	0	235.773
401	08	00	00	Prestaciones sociales e indemnizaciones	99.484.082	0	0	0	0	0	99.484.082
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	40.933.583	0	0	0	0	0	40.933.583
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	38.851.823	0	0	0	0	0	38.851.823
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.407.303	0	0	0	0	0	7.407.303
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	32.063	0	0	0	0	0	32.063
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	12.259.310	0	0	0	0	0	12.259.310
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	50.000	0	0	0	0	0	50.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	50.000	0	0	0	0	0	50.000
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	4.140.000	0	0	0	0	0	4.140.000
401	96	00	00	Otros gastos del personal empleado	12.578.116	0	0	0	0	0	12.578.116
401	96	01	00	Otros gastos del personal empleado	12.578.116	0	0	0	0	0	12.578.116

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	97	00	00	Otros gastos del personal obrero	7.415.097	0	0	0	0	0	7.415.097
401	97	01	00	Otros gastos del personal obrero	7.415.097	0	0	0	0	0	7.415.097
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**68.074.328**	**0**	**0**	**0**	**0**	**0**	**68.074.328**
402	01	00	00	Productos alimenticios y agropecuarios	7.685.589	0	0	0	0	0	7.685.589
402	01	01	00	Alimentos y bebidas para personas	7.678.257	0	0	0	0	0	7.678.257
402	01	02	00	Alimentos para animales	3.200	0	0	0	0	0	3.200
402	01	03	00	Productos agrícolas y pecuarios	4.132	0	0	0	0	0	4.132
402	02	00	00	Productos de minas, canteras y yacimientos	214.071	0	0	0	0	0	214.071
402	02	02	00	Petróleo crudo y gas natural	183.800	0	0	0	0	0	183.800
402	02	03	00	Mineral de hierro	3.000	0	0	0	0	0	3.000
402	02	05	00	Piedra, arcilla, arena y tierra	27.271	0	0	0	0	0	27.271
402	03	00	00	Textiles y vestuarios	392.215	0	0	0	0	0	392.215
402	03	01	00	Textiles	107.939	0	0	0	0	0	107.939
402	03	02	00	Prendas de vestir	263.858	0	0	0	0	0	263.858
402	03	03	00	Calzados	13.010	0	0	0	0	0	13.010
402	03	99	00	Otros productos textiles y vestuarios	7.408	0	0	0	0	0	7.408
402	04	00	00	Productos de cuero y caucho	1.358.823	0	0	0	0	0	1.358.823
402	04	02	00	Productos de cuero y sucedáneos del cuero	20.608	0	0	0	0	0	20.608
402	04	03	00	Cauchos y tripas para vehículos	1.306.413	0	0	0	0	0	1.306.413
402	04	99	00	Otros productos de cuero y caucho	31.802	0	0	0	0	0	31.802
402	05	00	00	Productos de papel, cartón e impresos	4.187.207	0	0	0	0	0	4.187.207
402	05	01	00	Pulpa de madera, papel y cartón	957.712	0	0	0	0	0	957.712
402	05	02	00	Envases y cajas de papel y cartón	257.863	0	0	0	0	0	257.863
402	05	03	00	Productos de papel y cartón para oficina	2.028.972	0	0	0	0	0	2.028.972
402	05	04	00	Libros, revistas y periódicos	104.138	0	0	0	0	0	104.138
402	05	05	00	Material de enseñanza	9.293	0	0	0	0	0	9.293
402	05	06	00	Productos de papel y cartón para computación	104.614	0	0	0	0	0	104.614
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	705.310	0	0	0	0	0	705.310
402	05	99	00	Otros productos de pulpa, papel y cartón	19.305	0	0	0	0	0	19.305
402	06	00	00	Productos químicos y derivados	4.129.645	0	0	0	0	0	4.129.645
402	06	01	00	Sustancias químicas y de uso industrial	352.326	0	0	0	0	0	352.326

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	02	00	Abonos, plaguicidas y otros	56.993	0	0	0	0	0	56.993
402	06	03	00	Tintas, pinturas y colorantes	1.930.389	0	0	0	0	0	1.930.389
402	06	04	00	Productos farmacéuticos y medicamentos	260.934	0	0	0	0	0	260.934
402	06	05	00	Productos de tocador	184.167	0	0	0	0	0	184.167
402	06	06	00	Combustibles y lubricantes	687.145	0	0	0	0	0	687.145
402	06	07	00	Productos diversos derivados del petróleo y del carbón	31.175	0	0	0	0	0	31.175
402	06	08	00	Productos plásticos	338.026	0	0	0	0	0	338.026
402	06	99	00	Otros productos de la industria química y conexos	288.490	0	0	0	0	0	288.490
402	07	00	00	Productos minerales no metálicos	111.578	0	0	0	0	0	111.578
402	07	01	00	Productos de barro, loza y porcelana	9.374	0	0	0	0	0	9.374
402	07	02	00	Vidrios y productos de vidrio	14.442	0	0	0	0	0	14.442
402	07	03	00	Productos de arcilla para construcción	37.671	0	0	0	0	0	37.671
402	07	04	00	Cemento, cal y yeso	44.291	0	0	0	0	0	44.291
402	07	99	00	Otros productos minerales no metálicos	5.800	0	0	0	0	0	5.800
402	08	00	00	Productos metálicos	6.746.826	0	0	0	0	0	6.746.826
402	08	01	00	Productos primarios de hierro y acero	217.997	0	0	0	0	0	217.997
402	08	02	00	Productos de metales no ferrosos	55.914	0	0	0	0	0	55.914
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.193.122	0	0	0	0	0	5.193.122
402	08	04	00	Productos metálicos estructurales	105.293	0	0	0	0	0	105.293
402	08	07	00	Material de señalamiento	60.286	0	0	0	0	0	60.286
402	08	09	00	Repuestos y accesorios para equipos de transporte	594.175	0	0	0	0	0	594.175
402	08	10	00	Repuestos y accesorios para otros equipos	435.696	0	0	0	0	0	435.696
402	08	99	00	Otros productos metálicos	84.343	0	0	0	0	0	84.343
402	09	00	00	Productos de madera	59.425	0	0	0	0	0	59.425
402	09	01	00	Productos primarios de madera	23.561	0	0	0	0	0	23.561
402	09	02	00	Muebles y accesorios de madera para edificaciones	34.352	0	0	0	0	0	34.352
402	09	99	00	Otros productos de madera	1.512	0	0	0	0	0	1.512
402	10	00	00	Productos varios y útiles diversos	8.507.257	0	0	0	0	0	8.507.257
402	10	01	00	Artículos de deporte, recreación y juguetes	304.536	0	0	0	0	0	304.536
402	10	02	00	Materiales y útiles de limpieza y aseo	422.235	0	0	0	0	0	422.235
402	10	03	00	Utensilios de cocina y comedor	531.964	0	0	0	0	0	531.964

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	61.291	0	0	0	0	0	61.291
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.656.224	0	0	0	0	0	1.656.224
402	10	06	00	Condecoraciones, ofrendas y similares	137.046	0	0	0	0	0	137.046
402	10	07	00	Productos de seguridad en el trabajo	319.178	0	0	0	0	0	319.178
402	10	08	00	Materiales para equipos de computación	3.462.025	0	0	0	0	0	3.462.025
402	10	09	00	Especies timbradas y valores	15.000	0	0	0	0	0	15.000
402	10	10	00	Útiles religiosos	31.500	0	0	0	0	0	31.500
402	10	11	00	Materiales eléctricos	1.036.346	0	0	0	0	0	1.036.346
402	10	12	00	Materiales para instalaciones sanitarias	253.171	0	0	0	0	0	253.171
402	10	13	00	Materiales fotográficos	65.748	0	0	0	0	0	65.748
402	10	99	00	Otros productos y útiles diversos	210.993	0	0	0	0	0	210.993
402	99	00	00	Otros materiales y suministros	34.681.692	0	0	0	0	0	34.681.692
402	99	01	00	Otros materiales y suministros	34.681.692	0	0	0	0	0	34.681.692
403	**00**	**00**	**00**	**Servicios no personales**	**158.774.139**	**0**	**0**	**0**	**0**	**0**	**158.774.139**
403	01	00	00	Alquileres de inmuebles	831.107	0	0	0	0	0	831.107
403	01	01	00	Alquileres de edificios y locales	800.727	0	0	0	0	0	800.727
403	01	02	00	Alquileres de instalaciones culturales y recreativas	27.500	0	0	0	0	0	27.500
403	01	03	00	Alquileres de tierras y terrenos	2.880	0	0	0	0	0	2.880
403	02	00	00	Alquileres de maquinaria y equipos	797.124	0	0	0	0	0	797.124
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	5.000	0	0	0	0	0	5.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	390.182	0	0	0	0	0	390.182
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	2.115	0	0	0	0	0	2.115
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	300	0	0	0	0	0	300
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	520	0	0	0	0	0	520
403	02	99	00	Alquileres de otras maquinaria y equipos	399.007	0	0	0	0	0	399.007
403	03	00	00	Derechos sobre bienes intangibles	5.000	0	0	0	0	0	5.000
403	03	04	00	Concesión de bienes y servicios	5.000	0	0	0	0	0	5.000
403	04	00	00	Servicios básicos	21.536.028	0	0	0	0	0	21.536.028
403	04	01	00	Electricidad	12.375.000	0	0	0	0	0	12.375.000
403	04	03	00	Agua	1.404.150	0	0	0	0	0	1.404.150
403	04	04	00	Teléfonos	7.290.000	0	0	0	0	0	7.290.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	05	00	Servicio de comunicaciones	465.939	0	0	0	0	0	465.939
403	04	06	00	Servicio de aseo urbano y domiciliario	939	0	0	0	0	0	939
403	06	00	00	Servicios de transporte y almacenaje	361.909	0	0	0	0	0	361.909
403	06	01	00	Fletes y embalajes	80.900	0	0	0	0	0	80.900
403	06	02	00	Almacenaje	228.022	0	0	0	0	0	228.022
403	06	03	00	Estacionamiento	15.114	0	0	0	0	0	15.114
403	06	04	00	Peaje	11.587	0	0	0	0	0	11.587
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	26.286	0	0	0	0	0	26.286
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.227.588	0	0	0	0	0	6.227.588
403	07	01	00	Publicidad y propaganda	3.532.560	0	0	0	0	0	3.532.560
403	07	02	00	Imprenta y reproducción	1.980.818	0	0	0	0	0	1.980.818
403	07	03	00	Relaciones sociales	641.369	0	0	0	0	0	641.369
403	07	04	00	Avisos	72.841	0	0	0	0	0	72.841
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.663.811	0	0	0	0	0	5.663.811
403	08	01	00	Primas y gastos de seguros	5.456.810	0	0	0	0	0	5.456.810
403	08	02	00	Comisiones y gastos bancarios	207.001	0	0	0	0	0	207.001
403	09	00	00	Viáticos y pasajes	3.618.546	0	0	0	0	0	3.618.546
403	09	01	00	Viáticos y pasajes dentro del país	3.279.812	0	0	0	0	0	3.279.812
403	09	02	00	Viáticos y pasajes fuera del país	333.460	0	0	0	0	0	333.460
403	09	03	00	Asignación por kilómetros recorridos	5.274	0	0	0	0	0	5.274
403	10	00	00	Servicios profesionales y técnicos	5.674.762	0	0	0	0	0	5.674.762
403	10	01	00	Servicios jurídicos	247.493	0	0	0	0	0	247.493
403	10	02	00	Servicios de contabilidad y auditoría	65.838	0	0	0	0	0	65.838
403	10	03	00	Servicios de procesamiento de datos	540.354	0	0	0	0	0	540.354
403	10	04	00	Servicios de ingeniería y arquitectónicos	36.283	0	0	0	0	0	36.283
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	430.763	0	0	0	0	0	430.763
403	10	06	00	Servicios de veterinaria	25	0	0	0	0	0	25
403	10	07	00	Servicios de capacitación y adiestramiento	2.410.429	0	0	0	0	0	2.410.429
403	10	09	00	Servicios de lavandería y tintorería	11.452	0	0	0	0	0	11.452
403	10	10	00	Servicios de vigilancia	1.613.905	0	0	0	0	0	1.613.905
403	10	99	00	Otros servicios profesionales y técnicos	318.220	0	0	0	0	0	318.220

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.947.693	0	0	0	0	0	7.947.693
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	307.194	0	0	0	0	0	307.194
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.558.325	0	0	0	0	0	5.558.325
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	361.150	0	0	0	0	0	361.150
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	10.500	0	0	0	0	0	10.500
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	1.350	0	0	0	0	0	1.350
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	836.232	0	0	0	0	0	836.232
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	872.942	0	0	0	0	0	872.942
403	12	00	00	Conservación y reparaciones menores de obras	15.357.004	0	0	0	0	0	15.357.004
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	12.028.743	0	0	0	0	0	12.028.743
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	3.328.261	0	0	0	0	0	3.328.261
403	13	00	00	Servicios de construcciones temporales	36.088	0	0	0	0	0	36.088
403	13	01	00	Servicios de construcciones temporales	36.088	0	0	0	0	0	36.088
403	16	00	00	Servicios de diversión, esparcimiento y culturales	8.720.914	0	0	0	0	0	8.720.914
403	16	01	00	Servicios de diversión, esparcimiento y culturales	8.720.914	0	0	0	0	0	8.720.914
403	18	00	00	Impuestos indirectos	28.066.438	0	0	0	0	0	28.066.438
403	18	01	00	Impuesto al valor agregado	28.066.438	0	0	0	0	0	28.066.438
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.230.280	0	0	0	0	0	2.230.280
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.230.280	0	0	0	0	0	2.230.280
403	99	00	00	Otros servicios no personales	51.699.847	0	0	0	0	0	51.699.847
403	99	01	00	Otros servicios no personales	51.699.847	0	0	0	0	0	51.699.847
404	**00**	**00**	**00**	**Activos reales**	**31.626.515**	**0**	**0**	**0**	**0**	**0**	**31.626.515**
404	01	00	00	Repuestos y reparaciones mayores	2.939.459	0	0	0	0	0	2.939.459
404	01	01	00	Repuestos mayores	580.135	0	0	0	0	0	580.135
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	416.940	0	0	0	0	0	416.940
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	109.956	0	0	0	0	0	109.956
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	53.239	0	0	0	0	0	53.239
404	01	02	00	Reparaciones mayores de maquinaria y equipos	2.359.324	0	0	0	0	0	2.359.324
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	2.354.574	0	0	0	0	0	2.354.574

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	4.750	0	0	0	0	0	4.750
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	8.004.668	0	0	0	0	0	8.004.668
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	8.004.668	0	0	0	0	0	8.004.668
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	234.113	0	0	0	0	0	234.113
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	107.080	0	0	0	0	0	107.080
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	750	0	0	0	0	0	750
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	1.625	0	0	0	0	0	1.625
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	124.308	0	0	0	0	0	124.308
404	03	05	00	Maquinaria y equipos industriales y de taller	350	0	0	0	0	0	350
404	04	00	00	Equipos de transporte, tracción y elevación	1.000.282	0	0	0	0	0	1.000.282
404	04	05	00	Vehículos de tracción no motorizados	1.000.282	0	0	0	0	0	1.000.282
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.128.426	0	0	0	0	0	1.128.426
404	05	01	00	Equipos de telecomunicaciones	1.128.426	0	0	0	0	0	1.128.426
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.500	0	0	0	0	0	1.500
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.500	0	0	0	0	0	1.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	3.530	0	0	0	0	0	3.530
404	07	01	00	Equipos científicos y de laboratorio	2.030	0	0	0	0	0	2.030
404	07	03	00	Obras de arte	1.500	0	0	0	0	0	1.500
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.500	0	0	0	0	0	1.500
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	1.500	0	0	0	0	0	1.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.712.930	0	0	0	0	0	3.712.930
404	09	01	00	Mobiliario y equipos de oficina	146.005	0	0	0	0	0	146.005
404	09	02	00	Equipos de computación	3.546.226	0	0	0	0	0	3.546.226
404	09	03	00	Mobiliario y equipos de alojamiento	18.699	0	0	0	0	0	18.699
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.000	0	0	0	0	0	2.000
404	13	00	00	Estudios y proyectos para inversión en activos fijos	5.929.171	0	0	0	0	0	5.929.171
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	405.468	0	0	0	0	0	405.468
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	5.523.703	0	0	0	0	0	5.523.703
404	15	00	00	Construcciones del dominio privado	2.500.000	0	0	0	0	0	2.500.000
404	15	01	00	Construcciones de edificaciones médico-asistenciales	982.143	0	0	0	0	0	982.143
404	15	02	00	Construcciones de edificaciones militares y de seguridad	1.517.857	0	0	0	0	0	1.517.857

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	16	00	00	Construcciones del dominio público	2.366.268	0	0	0	0	0	2.366.268
404	16	01	00	Construcción de vialidad	2.366.268	0	0	0	0	0	2.366.268
404	99	00	00	Otros activos reales	3.804.668	0	0	0	0	0	3.804.668
404	99	01	00	Otros activos reales	3.804.668	0	0	0	0	0	3.804.668
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.769.692.628**	**1.178.019.406**	**0**	**0**	**0**	**0**	**3.947.712.034**
407	01	00	00	Transferencias y donaciones corrientes internas	2.769.692.628	0	0	0	0	0	2.769.692.628
407	01	01	00	Transferencias corrientes internas al sector privado	960.630.385	0	0	0	0	0	960.630.385
407	01	01	01	Pensiones del personal empleado, obrero y militar	121.907.395	0	0	0	0	0	121.907.395
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	330.991.182	0	0	0	0	0	330.991.182
407	01	01	03	Becas escolares	7.863.620	0	0	0	0	0	7.863.620
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	30.476.849	0	0	0	0	0	30.476.849
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	6.095.369	0	0	0	0	0	6.095.369
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	128.862.676	0	0	0	0	0	128.862.676
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	2.113.500	0	0	0	0	0	2.113.500
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	75.247.796	0	0	0	0	0	75.247.796
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	15.049.560	0	0	0	0	0	15.049.560
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	217.123.465	0	0	0	0	0	217.123.465
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	22.444.500	0	0	0	0	0	22.444.500
407	01	01	73	Subsidios a instituciones benéficas privadas	2.436.446	0	0	0	0	0	2.436.446
407	01	01	75	Subsidios a organismos laborales y gremiales	18.027	0	0	0	0	0	18.027
407	01	02	00	Donaciones corrientes internas al sector privado	2.020.000	0	0	0	0	0	2.020.000
407	01	02	01	Donaciones corrientes a personas	2.020.000	0	0	0	0	0	2.020.000
407	01	03	00	Transferencias corrientes internas al sector público	1.749.909.200	0	0	0	0	0	1.749.909.200
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	765.922.199	0	0	0	0	0	765.922.199
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	983.987.001	0	0	0	0	0	983.987.001
407	01	05	02	Pensiones del personal de alto nivel y de dirección	33.746.711	0	0	0	0	0	33.746.711
407	01	05	07	Aguinaldos del personal pensionado de alto nivel y de dirección	8.436.678	0	0	0	0	0	8.436.678
407	01	05	12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección	3.374.672	0	0	0	0	0	3.374.672
407	01	05	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	27.389	0	0	0	0	0	27.389

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	6.942.058	0	0	0	0	0	6.942.058
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	1.735.515	0	0	0	0	0	1.735.515
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	694.206	0	0	0	0	0	694.206
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	2.175.814	0	0	0	0	0	2.175.814
407	03	00	00	Transferencias y donaciones de capital internas	0	1.178.019.406	0	0	0	0	1.178.019.406
407	03	03	00	Transferencias de capital internas al sector público	0	1.178.019.406	0	0	0	0	1.178.019.406
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	1.178.019.406	0	0	0	0	1.178.019.406
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.100.000**	**0**	**0**	**0**	**0**	**0**	**1.100.000**
411	11	00	00	Obligaciones de ejercicios anteriores	1.100.000	0	0	0	0	0	1.100.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.100.000	0	0	0	0	0	1.100.000
				Totales	**4.240.093.115**	**1.178.019.406**	**0**	**0**	**0**	**0**	**5.418.112.521**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112561 610010000 INSTALACIÓN Y MANTENIMIENTO MENOR DE PUENTES PROVISIONALES Y PERMANENTES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: METRO LINEAL

META: 600

RESPONSABLE/EJECUTOR: TALLER DE PUENTES CAGUA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**201.328**	**0**	**0**	**0**	**0**	**0**	**201.328**
401	07	00	00	Asistencia socio-económica	201.328	0	0	0	0	0	201.328
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	100.000	0	0	0	0	0	100.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	101.328	0	0	0	0	0	101.328
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**770.681**	**0**	**0**	**0**	**0**	**0**	**770.681**
402	01	00	00	Productos alimenticios y agropecuarios	25.000	0	0	0	0	0	25.000
402	01	01	00	Alimentos y bebidas para personas	25.000	0	0	0	0	0	25.000
402	02	00	00	Productos de minas, canteras y yacimientos	5.000	0	0	0	0	0	5.000
402	02	05	00	Piedra, arcilla, arena y tierra	5.000	0	0	0	0	0	5.000
402	03	00	00	Textiles y vestuarios	32.999	0	0	0	0	0	32.999
402	03	02	00	Prendas de vestir	32.999	0	0	0	0	0	32.999
402	04	00	00	Productos de cuero y caucho	48.197	0	0	0	0	0	48.197
402	04	03	00	Cauchos y tripas para vehículos	48.197	0	0	0	0	0	48.197
402	05	00	00	Productos de papel, cartón e impresos	13.752	0	0	0	0	0	13.752
402	05	01	00	Pulpa de madera, papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	3.833	0	0	0	0	0	3.833
402	05	04	00	Libros, revistas y periódicos	500	0	0	0	0	0	500
402	05	05	00	Material de enseñanza	2.000	0	0	0	0	0	2.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.419	0	0	0	0	0	4.419
402	06	00	00	Productos químicos y derivados	97.060	0	0	0	0	0	97.060
402	06	02	00	Abonos, plaguicidas y otros	3.974	0	0	0	0	0	3.974
402	06	03	00	Tintas, pinturas y colorantes	37.000	0	0	0	0	0	37.000
402	06	06	00	Combustibles y lubricantes	44.785	0	0	0	0	0	44.785
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.500	0	0	0	0	0	1.500
402	06	08	00	Productos plásticos	9.801	0	0	0	0	0	9.801
402	07	00	00	Productos minerales no metálicos	8.000	0	0	0	0	0	8.000
402	07	04	00	Cemento, cal y yeso	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	385.865	0	0	0	0	0	385.865

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112561 610010000 INSTALACIÓN Y MANTENIMIENTO MENOR DE PUENTES PROVISIONALES Y PERMANENTES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: METRO LINEAL **META:** 600

RESPONSABLE/EJECUTOR: TALLER DE PUENTES CAGUA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	01	00	Productos primarios de hierro y acero	180.419	0	0	0	0	0	180.419
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	34.593	0	0	0	0	0	34.593
402	08	04	00	Productos metálicos estructurales	97.336	0	0	0	0	0	97.336
402	08	07	00	Material de señalamiento	5.000	0	0	0	0	0	5.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	48.517	0	0	0	0	0	48.517
402	08	10	00	Repuestos y accesorios para otros equipos	20.000	0	0	0	0	0	20.000
402	09	00	00	Productos de madera	28.500	0	0	0	0	0	28.500
402	09	01	00	Productos primarios de madera	2.500	0	0	0	0	0	2.500
402	09	02	00	Muebles y accesorios de madera para edificaciones	26.000	0	0	0	0	0	26.000
402	10	00	00	Productos varios y útiles diversos	126.308	0	0	0	0	0	126.308
402	10	01	00	Artículos de deporte, recreación y juguetes	3.100	0	0	0	0	0	3.100
402	10	02	00	Materiales y útiles de limpieza y aseo	3.342	0	0	0	0	0	3.342
402	10	03	00	Utensilios de cocina y comedor	1.915	0	0	0	0	0	1.915
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.467	0	0	0	0	0	2.467
402	10	06	00	Condecoraciones, ofrendas y similares	455	0	0	0	0	0	455
402	10	07	00	Productos de seguridad en el trabajo	16.620	0	0	0	0	0	16.620
402	10	08	00	Materiales para equipos de computación	9.797	0	0	0	0	0	9.797
402	10	11	00	Materiales eléctricos	53.855	0	0	0	0	0	53.855
402	10	12	00	Materiales para instalaciones sanitarias	3.585	0	0	0	0	0	3.585
402	10	99	00	Otros productos y útiles diversos	31.172	0	0	0	0	0	31.172
403	**00**	**00**	**00**	**Servicios no personales**	**430.825**	**0**	**0**	**0**	**0**	**0**	**430.825**
403	02	00	00	Alquileres de maquinaria y equipos	1.000	0	0	0	0	0	1.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.000	0	0	0	0	0	1.000
403	03	00	00	Derechos sobre bienes intangibles	5.000	0	0	0	0	0	5.000
403	03	04	00	Concesión de bienes y servicios	5.000	0	0	0	0	0	5.000
403	06	00	00	Servicios de transporte y almacenaje	1.925	0	0	0	0	0	1.925
403	06	01	00	Fletes y embalajes	800	0	0	0	0	0	800
403	06	03	00	Estacionamiento	125	0	0	0	0	0	125
403	06	04	00	Peaje	1.000	0	0	0	0	0	1.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112561 610010000 INSTALACIÓN Y MANTENIMIENTO MENOR DE PUENTES PROVISIONALES Y PERMANENTES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: METRO LINEAL **META:** 600

RESPONSABLE/EJECUTOR: TALLER DE PUENTES CAGUA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.600	0	0	0	0	0	2.600
403	07	02	00	Imprenta y reproducción	2.350	0	0	0	0	0	2.350
403	07	04	00	Avisos	250	0	0	0	0	0	250
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	432	0	0	0	0	0	432
403	08	02	00	Comisiones y gastos bancarios	432	0	0	0	0	0	432
403	09	00	00	Viáticos y pasajes	86.168	0	0	0	0	0	86.168
403	09	01	00	Viáticos y pasajes dentro del país	85.418	0	0	0	0	0	85.418
403	09	03	00	Asignación por kilómetros recorridos	750	0	0	0	0	0	750
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	32.412	0	0	0	0	0	32.412
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	12.025	0	0	0	0	0	12.025
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	14.822	0	0	0	0	0	14.822
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	565	0	0	0	0	0	565
403	12	00	00	Conservación y reparaciones menores de obras	100.194	0	0	0	0	0	100.194
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	100.194	0	0	0	0	0	100.194
403	18	00	00	Impuestos indirectos	168.421	0	0	0	0	0	168.421
403	18	01	00	Impuesto al valor agregado	168.421	0	0	0	0	0	168.421
403	99	00	00	Otros servicios no personales	32.673	0	0	0	0	0	32.673
403	99	01	00	Otros servicios no personales	32.673	0	0	0	0	0	32.673
404	**00**	**00**	**00**	**Activos reales**	**439.323**	**0**	**0**	**0**	**0**	**0**	**439.323**
404	99	00	00	Otros activos reales	439.323	0	0	0	0	0	439.323
404	99	01	00	Otros activos reales	439.323	0	0	0	0	0	439.323
				Totales	**1.842.157**	**0**	**0**	**0**	**0**	**0**	**1.842.157**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112561 610010000 INSTALACIÓN Y MANTENIMIENTO MENOR DE PUENTES PROVISIONALES Y PERMANENTES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: METRO LINEAL **META:** 600

RESPONSABLE/EJECUTOR: TALLER DE PUENTES CAGUA **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112561 610010000 INSTALACIÓN Y MANTENIMIENTO MENOR DE PUENTES PROVISIONALES Y PERMANENTES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: METRO LINEAL **META:** 600

RESPONSABLE/EJECUTOR: TALLER DE PUENTES CAGUA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610010002 INSTALACIÓN Y MANTENIMIENTO MENOR DE PUENTES PROVISIONALES Y PERMANENTES EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: METRO LINEAL **META:** 600

RESPONSABLE/EJECUTOR: TALLER DE PUENTES CAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**201.328**	**0**	**0**	**0**	**0**	0	**201.328**
401	07	00	00	Asistencia socio-económica	201.328	0	0	0	0	0	201.328
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	100.000	0	0	0	0	0	100.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	101.328	0	0	0	0	0	101.328
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**770.681**	**0**	**0**	**0**	**0**	0	**770.681**
402	01	00	00	Productos alimenticios y agropecuarios	25.000	0	0	0	0	0	25.000
402	01	01	00	Alimentos y bebidas para personas	25.000	0	0	0	0	0	25.000
402	02	00	00	Productos de minas, canteras y yacimientos	5.000	0	0	0	0	0	5.000
402	02	05	00	Piedra, arcilla, arena y tierra	5.000	0	0	0	0	0	5.000
402	03	00	00	Textiles y vestuarios	32.999	0	0	0	0	0	32.999
402	03	02	00	Prendas de vestir	32.999	0	0	0	0	0	32.999
402	04	00	00	Productos de cuero y caucho	48.197	0	0	0	0	0	48.197
402	04	03	00	Cauchos y tripas para vehículos	48.197	0	0	0	0	0	48.197
402	05	00	00	Productos de papel, cartón e impresos	13.752	0	0	0	0	0	13.752
402	05	01	00	Pulpa de madera, papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	3.833	0	0	0	0	0	3.833
402	05	04	00	Libros, revistas y periódicos	500	0	0	0	0	0	500
402	05	05	00	Material de enseñanza	2.000	0	0	0	0	0	2.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.419	0	0	0	0	0	4.419
402	06	00	00	Productos químicos y derivados	97.060	0	0	0	0	0	97.060
402	06	02	00	Abonos, plaguicidas y otros	3.974	0	0	0	0	0	3.974
402	06	03	00	Tintas, pinturas y colorantes	37.000	0	0	0	0	0	37.000
402	06	06	00	Combustibles y lubricantes	44.785	0	0	0	0	0	44.785
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.500	0	0	0	0	0	1.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112561 610010000 INSTALACIÓN Y MANTENIMIENTO MENOR DE PUENTES PROVISIONALES Y PERMANENTES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: METRO LINEAL **META:** 600

RESPONSABLE/EJECUTOR: TALLER DE PUENTES CAGUA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610010002 INSTALACIÓN Y MANTENIMIENTO MENOR DE PUENTES PROVISIONALES Y PERMANENTES EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: METRO LINEAL **META:** 600

RESPONSABLE/EJECUTOR: TALLER DE PUENTES CAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	9.801	0	0	0	0	0	9.801
402	07	00	00	Productos minerales no metálicos	8.000	0	0	0	0	0	8.000
402	07	04	00	Cemento, cal y yeso	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	385.865	0	0	0	0	0	385.865
402	08	01	00	Productos primarios de hierro y acero	180.419	0	0	0	0	0	180.419
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	34.593	0	0	0	0	0	34.593
402	08	04	00	Productos metálicos estructurales	97.336	0	0	0	0	0	97.336
402	08	07	00	Material de señalamiento	5.000	0	0	0	0	0	5.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	48.517	0	0	0	0	0	48.517
402	08	10	00	Repuestos y accesorios para otros equipos	20.000	0	0	0	0	0	20.000
402	09	00	00	Productos de madera	28.500	0	0	0	0	0	28.500
402	09	01	00	Productos primarios de madera	2.500	0	0	0	0	0	2.500
402	09	02	00	Muebles y accesorios de madera para edificaciones	26.000	0	0	0	0	0	26.000
402	10	00	00	Productos varios y útiles diversos	126.308	0	0	0	0	0	126.308
402	10	01	00	Artículos de deporte, recreación y juguetes	3.100	0	0	0	0	0	3.100
402	10	02	00	Materiales y útiles de limpieza y aseo	3.342	0	0	0	0	0	3.342
402	10	03	00	Utensilios de cocina y comedor	1.915	0	0	0	0	0	1.915
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.467	0	0	0	0	0	2.467
402	10	06	00	Condecoraciones, ofrendas y similares	455	0	0	0	0	0	455
402	10	07	00	Productos de seguridad en el trabajo	16.620	0	0	0	0	0	16.620
402	10	08	00	Materiales para equipos de computación	9.797	0	0	0	0	0	9.797
402	10	11	00	Materiales eléctricos	53.855	0	0	0	0	0	53.855
402	10	12	00	Materiales para instalaciones sanitarias	3.585	0	0	0	0	0	3.585
402	10	99	00	Otros productos y útiles diversos	31.172	0	0	0	0	0	31.172

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112561 610010000 INSTALACIÓN Y MANTENIMIENTO MENOR DE PUENTES PROVISIONALES Y PERMANENTES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: METRO LINEAL **META:** 600

RESPONSABLE/EJECUTOR: TALLER DE PUENTES CAGUA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610010002 INSTALACIÓN Y MANTENIMIENTO MENOR DE PUENTES PROVISIONALES Y PERMANENTES EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: METRO LINEAL **META:** 600

RESPONSABLE/EJECUTOR: TALLER DE PUENTES CAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**430.825**	**0**	**0**	**0**	**0**	0	**430.825**
403	02	00	00	Alquileres de maquinaria y equipos	1.000	0	0	0	0	0	1.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.000	0	0	0	0	0	1.000
403	03	00	00	Derechos sobre bienes intangibles	5.000	0	0	0	0	0	5.000
403	03	04	00	Concesión de bienes y servicios	5.000	0	0	0	0	0	5.000
403	06	00	00	Servicios de transporte y almacenaje	1.925	0	0	0	0	0	1.925
403	06	01	00	Fletes y embalajes	800	0	0	0	0	0	800
403	06	03	00	Estacionamiento	125	0	0	0	0	0	125
403	06	04	00	Peaje	1.000	0	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.600	0	0	0	0	0	2.600
403	07	02	00	Imprenta y reproducción	2.350	0	0	0	0	0	2.350
403	07	04	00	Avisos	250	0	0	0	0	0	250
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	432	0	0	0	0	0	432
403	08	02	00	Comisiones y gastos bancarios	432	0	0	0	0	0	432
403	09	00	00	Viáticos y pasajes	86.168	0	0	0	0	0	86.168
403	09	01	00	Viáticos y pasajes dentro del país	85.418	0	0	0	0	0	85.418
403	09	03	00	Asignación por kilómetros recorridos	750	0	0	0	0	0	750
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	32.412	0	0	0	0	0	32.412
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	12.025	0	0	0	0	0	12.025
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	14.822	0	0	0	0	0	14.822
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	565	0	0	0	0	0	565
403	12	00	00	Conservación y reparaciones menores de obras	100.194	0	0	0	0	0	100.194

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112561 610010000 INSTALACIÓN Y MANTENIMIENTO MENOR DE PUENTES PROVISIONALES Y PERMANENTES EN EL TERRITORIO NACIONAL.

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: METRO LINEAL **META:** 600

RESPONSABLE/EJECUTOR: TALLER DE PUENTES CAGUA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610010002 INSTALACIÓN Y MANTENIMIENTO MENOR DE PUENTES PROVISIONALES Y PERMANENTES EN EL TERRITORIO NACIONAL

UNIDAD DE MEDIDA: METRO LINEAL **META:** 600

RESPONSABLE/EJECUTOR: TALLER DE PUENTES CAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	100.194	0	0	0	0	0	100.194
403	18	00	00	Impuestos indirectos	168.421	0	0	0	0	0	168.421
403	18	01	00	Impuesto al valor agregado	168.421	0	0	0	0	0	168.421
403	99	00	00	Otros servicios no personales	32.673	0	0	0	0	0	32.673
403	99	01	00	Otros servicios no personales	32.673	0	0	0	0	0	32.673
404	**00**	**00**	**00**	**Activos reales**	**439.323**	**0**	**0**	**0**	**0**	0	**439.323**
404	99	00	00	Otros activos reales	439.323	0	0	0	0	0	439.323
404	99	01	00	Otros activos reales	439.323	0	0	0	0	0	439.323
				Totales	**1.842.157**	**0**	**0**	**0**	**0**	0	**1.842.157**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112554 610011000 RECONSTRUCCIÓN, REPARACIÓN Y MANTENIMIENTO DE MAQUINARIAS PESADAS Y AUTOMOTORAS

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: MAQUINARÍA **META:** 660

RESPONSABLE/EJECUTOR: TALLER CENTRAL DE RECONSTRUCCIÓN DE MAQUINARIA PESADA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**149.494**	**0**	**0**	**0**	**0**	**0**	**149.494**
401	07	00	00	Asistencia socio-económica	149.494	0	0	0	0	0	149.494
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	27.914	0	0	0	0	0	27.914
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	121.580	0	0	0	0	0	121.580
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**661.063**	**0**	**0**	**0**	**0**	**0**	**661.063**
402	01	00	00	Productos alimenticios y agropecuarios	21.330	0	0	0	0	0	21.330
402	01	01	00	Alimentos y bebidas para personas	20.680	0	0	0	0	0	20.680
402	01	03	00	Productos agrícolas y pecuarios	650	0	0	0	0	0	650
402	02	00	00	Productos de minas, canteras y yacimientos	350	0	0	0	0	0	350
402	02	05	00	Piedra, arcilla, arena y tierra	350	0	0	0	0	0	350
402	03	00	00	Textiles y vestuarios	2.582	0	0	0	0	0	2.582
402	03	01	00	Textiles	1.482	0	0	0	0	0	1.482
402	03	02	00	Prendas de vestir	100	0	0	0	0	0	100
402	03	99	00	Otros productos textiles y vestuarios	1.000	0	0	0	0	0	1.000
402	04	00	00	Productos de cuero y caucho	165.000	0	0	0	0	0	165.000
402	04	03	00	Cauchos y tripas para vehículos	165.000	0	0	0	0	0	165.000
402	05	00	00	Productos de papel, cartón e impresos	34.331	0	0	0	0	0	34.331
402	05	02	00	Envases y cajas de papel y cartón	500	0	0	0	0	0	500
402	05	03	00	Productos de papel y cartón para oficina	8.616	0	0	0	0	0	8.616
402	05	06	00	Productos de papel y cartón para computación	21.250	0	0	0	0	0	21.250
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.965	0	0	0	0	0	3.965
402	06	00	00	Productos químicos y derivados	164.390	0	0	0	0	0	164.390
402	06	01	00	Sustancias químicas y de uso industrial	3.658	0	0	0	0	0	3.658
402	06	02	00	Abonos, plaguicidas y otros	300	0	0	0	0	0	300
402	06	03	00	Tintas, pinturas y colorantes	8.782	0	0	0	0	0	8.782
402	06	04	00	Productos farmacéuticos y medicamentos	1.000	0	0	0	0	0	1.000
402	06	06	00	Combustibles y lubricantes	124.100	0	0	0	0	0	124.100
402	06	08	00	Productos plásticos	1.300	0	0	0	0	0	1.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112554 610011000 RECONSTRUCCIÓN, REPARACIÓN Y MANTENIMIENTO DE MAQUINARIAS PESADAS Y AUTOMOTORAS

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: MAQUINARÍA **META:** 660

RESPONSABLE/EJECUTOR: TALLER CENTRAL DE RECONSTRUCCIÓN DE MAQUINARIA PESADA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	99	00	Otros productos de la industria química y conexos	25.250	0	0	0	0	0	25.250
402	07	00	00	Productos minerales no metálicos	320	0	0	0	0	0	320
402	07	02	00	Vidrios y productos de vidrio	120	0	0	0	0	0	120
402	07	04	00	Cemento, cal y yeso	200	0	0	0	0	0	200
402	08	00	00	Productos metálicos	153.834	0	0	0	0	0	153.834
402	08	01	00	Productos primarios de hierro y acero	4.000	0	0	0	0	0	4.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	42.500	0	0	0	0	0	42.500
402	08	07	00	Material de señalamiento	2.500	0	0	0	0	0	2.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	84.125	0	0	0	0	0	84.125
402	08	10	00	Repuestos y accesorios para otros equipos	20.709	0	0	0	0	0	20.709
402	09	00	00	Productos de madera	3.996	0	0	0	0	0	3.996
402	09	02	00	Muebles y accesorios de madera para edificaciones	3.996	0	0	0	0	0	3.996
402	10	00	00	Productos varios y útiles diversos	74.957	0	0	0	0	0	74.957
402	10	01	00	Artículos de deporte, recreación y juguetes	910	0	0	0	0	0	910
402	10	02	00	Materiales y útiles de limpieza y aseo	3.010	0	0	0	0	0	3.010
402	10	03	00	Utensilios de cocina y comedor	1.000	0	0	0	0	0	1.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.900	0	0	0	0	0	4.900
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.547	0	0	0	0	0	12.547
402	10	07	00	Productos de seguridad en el trabajo	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	11.915	0	0	0	0	0	11.915
402	10	10	00	Útiles religiosos	31.500	0	0	0	0	0	31.500
402	10	12	00	Materiales para instalaciones sanitarias	3.850	0	0	0	0	0	3.850
402	10	13	00	Materiales fotográficos	325	0	0	0	0	0	325
402	99	00	00	Otros materiales y suministros	39.973	0	0	0	0	0	39.973
402	99	01	00	Otros materiales y suministros	39.973	0	0	0	0	0	39.973
403	**00**	**00**	**00**	**Servicios no personales**	**748.609**	**0**	**0**	**0**	**0**	**0**	**748.609**
403	06	00	00	Servicios de transporte y almacenaje	1.435	0	0	0	0	0	1.435
403	06	03	00	Estacionamiento	385	0	0	0	0	0	385
403	06	04	00	Peaje	1.050	0	0	0	0	0	1.050

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112554 610011000 RECONSTRUCCIÓN, REPARACIÓN Y MANTENIMIENTO DE MAQUINARIAS PESADAS Y AUTOMOTORAS

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: MAQUINARÍA **META:** 660

RESPONSABLE/EJECUTOR: TALLER CENTRAL DE RECONSTRUCCIÓN DE MAQUINARIA PESADA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	240	0	0	0	0	0	240
403	07	02	00	Imprenta y reproducción	240	0	0	0	0	0	240
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	550	0	0	0	0	0	550
403	08	02	00	Comisiones y gastos bancarios	550	0	0	0	0	0	550
403	09	00	00	Viáticos y pasajes	91.235	0	0	0	0	0	91.235
403	09	01	00	Viáticos y pasajes dentro del país	91.235	0	0	0	0	0	91.235
403	10	00	00	Servicios profesionales y técnicos	150.150	0	0	0	0	0	150.150
403	10	03	00	Servicios de procesamiento de datos	150	0	0	0	0	0	150
403	10	10	00	Servicios de vigilancia	150.000	0	0	0	0	0	150.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	92.922	0	0	0	0	0	92.922
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	12.250	0	0	0	0	0	12.250
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	68.172	0	0	0	0	0	68.172
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.500	0	0	0	0	0	12.500
403	12	00	00	Conservación y reparaciones menores de obras	148.132	0	0	0	0	0	148.132
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	148.132	0	0	0	0	0	148.132
403	18	00	00	Impuestos indirectos	223.477	0	0	0	0	0	223.477
403	18	01	00	Impuesto al valor agregado	223.477	0	0	0	0	0	223.477
403	99	00	00	Otros servicios no personales	40.468	0	0	0	0	0	40.468
403	99	01	00	Otros servicios no personales	40.468	0	0	0	0	0	40.468
404	**00**	**00**	**00**	**Activos reales**	**637.702**	**0**	**0**	**0**	**0**	**0**	**637.702**
404	01	00	00	Repuestos y reparaciones mayores	541.506	0	0	0	0	0	541.506
404	01	01	00	Repuestos mayores	505.756	0	0	0	0	0	505.756
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	395.500	0	0	0	0	0	395.500
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	109.956	0	0	0	0	0	109.956
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	300	0	0	0	0	0	300
404	01	02	00	Reparaciones mayores de maquinaria y equipos	35.750	0	0	0	0	0	35.750
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	35.000	0	0	0	0	0	35.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	750	0	0	0	0	0	750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112554 610011000 RECONSTRUCCIÓN, REPARACIÓN Y MANTENIMIENTO DE MAQUINARIAS PESADAS Y AUTOMOTORAS

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: MAQUINARÍA **META:** 660

RESPONSABLE/EJECUTOR: TALLER CENTRAL DE RECONSTRUCCIÓN DE MAQUINARIA PESADA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	6.384	0	0	0	0	0	6.384
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	3.000	0	0	0	0	0	3.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.034	0	0	0	0	0	3.034
404	03	05	00	Maquinaria y equipos industriales y de taller	350	0	0	0	0	0	350
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.850	0	0	0	0	0	4.850
404	05	01	00	Equipos de telecomunicaciones	4.850	0	0	0	0	0	4.850
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.000	0	0	0	0	0	1.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.000	0	0	0	0	0	1.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.500	0	0	0	0	0	1.500
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	1.500	0	0	0	0	0	1.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	37.124	0	0	0	0	0	37.124
404	09	01	00	Mobiliario y equipos de oficina	13.925	0	0	0	0	0	13.925
404	09	02	00	Equipos de computación	6.500	0	0	0	0	0	6.500
404	09	03	00	Mobiliario y equipos de alojamiento	16.699	0	0	0	0	0	16.699
404	99	00	00	Otros activos reales	45.338	0	0	0	0	0	45.338
404	99	01	00	Otros activos reales	45.338	0	0	0	0	0	45.338
				Totales	**2.196.868**	**0**	**0**	**0**	**0**	**0**	**2.196.868**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112554 610011000 RECONSTRUCCIÓN, REPARACIÓN Y MANTENIMIENTO DE MAQUINARIAS PESADAS Y AUTOMOTORAS

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: MAQUINARÍA **META:** 660

RESPONSABLE/EJECUTOR: TALLER CENTRAL DE RECONSTRUCCIÓN DE MAQUINARIA PESADA **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112554 610011000 RECONSTRUCCIÓN, REPARACIÓN Y MANTENIMIENTO DE MAQUINARIAS PESADAS Y AUTOMOTORAS

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: MAQUINARÍA **META:** 660

RESPONSABLE/EJECUTOR: TALLER CENTRAL DE RECONSTRUCCIÓN DE MAQUINARIA PESADA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610011002 TALLER DE RECONSTRUCCIÓN DE MAQUINARIAS Y EQUIPOS PESADOS

UNIDAD DE MEDIDA: MAQUINARÍA **META:** 660

RESPONSABLE/EJECUTOR: TALLER CENTRAL DE RECONSTRUCCIÓN DE MAQUINARIA PESADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**149.494**	**0**	**0**	**0**	**0**	0	**149.494**
401	07	00	00	Asistencia socio-económica	149.494	0	0	0	0	0	149.494
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	27.914	0	0	0	0	0	27.914
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	121.580	0	0	0	0	0	121.580
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**661.063**	**0**	**0**	**0**	**0**	0	**661.063**
402	01	00	00	Productos alimenticios y agropecuarios	21.330	0	0	0	0	0	21.330
402	01	01	00	Alimentos y bebidas para personas	20.680	0	0	0	0	0	20.680
402	01	03	00	Productos agrícolas y pecuarios	650	0	0	0	0	0	650
402	02	00	00	Productos de minas, canteras y yacimientos	350	0	0	0	0	0	350
402	02	05	00	Piedra, arcilla, arena y tierra	350	0	0	0	0	0	350
402	03	00	00	Textiles y vestuarios	2.582	0	0	0	0	0	2.582
402	03	01	00	Textiles	1.482	0	0	0	0	0	1.482
402	03	02	00	Prendas de vestir	100	0	0	0	0	0	100
402	03	99	00	Otros productos textiles y vestuarios	1.000	0	0	0	0	0	1.000
402	04	00	00	Productos de cuero y caucho	165.000	0	0	0	0	0	165.000
402	04	03	00	Cauchos y tripas para vehículos	165.000	0	0	0	0	0	165.000
402	05	00	00	Productos de papel, cartón e impresos	34.331	0	0	0	0	0	34.331
402	05	02	00	Envases y cajas de papel y cartón	500	0	0	0	0	0	500
402	05	03	00	Productos de papel y cartón para oficina	8.616	0	0	0	0	0	8.616
402	05	06	00	Productos de papel y cartón para computación	21.250	0	0	0	0	0	21.250
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.965	0	0	0	0	0	3.965
402	06	00	00	Productos químicos y derivados	164.390	0	0	0	0	0	164.390
402	06	01	00	Sustancias químicas y de uso industrial	3.658	0	0	0	0	0	3.658
402	06	02	00	Abonos, plaguicidas y otros	300	0	0	0	0	0	300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112554 610011000 RECONSTRUCCIÓN, REPARACIÓN Y MANTENIMIENTO DE MAQUINARIAS PESADAS Y AUTOMOTORAS

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: MAQUINARÍA **META:** 660

RESPONSABLE/EJECUTOR: TALLER CENTRAL DE RECONSTRUCCIÓN DE MAQUINARIA PESADA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610011002 TALLER DE RECONSTRUCCIÓN DE MAQUINARIAS Y EQUIPOS PESADOS

UNIDAD DE MEDIDA: MAQUINARÍA **META:** 660

RESPONSABLE/EJECUTOR: TALLER CENTRAL DE RECONSTRUCCIÓN DE MAQUINARIA PESADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	8.782	0	0	0	0	0	8.782
402	06	04	00	Productos farmacéuticos y medicamentos	1.000	0	0	0	0	0	1.000
402	06	06	00	Combustibles y lubricantes	124.100	0	0	0	0	0	124.100
402	06	08	00	Productos plásticos	1.300	0	0	0	0	0	1.300
402	06	99	00	Otros productos de la industria química y conexos	25.250	0	0	0	0	0	25.250
402	07	00	00	Productos minerales no metálicos	320	0	0	0	0	0	320
402	07	02	00	Vidrios y productos de vidrio	120	0	0	0	0	0	120
402	07	04	00	Cemento, cal y yeso	200	0	0	0	0	0	200
402	08	00	00	Productos metálicos	153.834	0	0	0	0	0	153.834
402	08	01	00	Productos primarios de hierro y acero	4.000	0	0	0	0	0	4.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	42.500	0	0	0	0	0	42.500
402	08	07	00	Material de señalamiento	2.500	0	0	0	0	0	2.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	84.125	0	0	0	0	0	84.125
402	08	10	00	Repuestos y accesorios para otros equipos	20.709	0	0	0	0	0	20.709
402	09	00	00	Productos de madera	3.996	0	0	0	0	0	3.996
402	09	02	00	Muebles y accesorios de madera para edificaciones	3.996	0	0	0	0	0	3.996
402	10	00	00	Productos varios y útiles diversos	74.957	0	0	0	0	0	74.957
402	10	01	00	Artículos de deporte, recreación y juguetes	910	0	0	0	0	0	910
402	10	02	00	Materiales y útiles de limpieza y aseo	3.010	0	0	0	0	0	3.010
402	10	03	00	Utensilios de cocina y comedor	1.000	0	0	0	0	0	1.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.900	0	0	0	0	0	4.900
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.547	0	0	0	0	0	12.547
402	10	07	00	Productos de seguridad en el trabajo	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	11.915	0	0	0	0	0	11.915

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112554 610011000 RECONSTRUCCIÓN, REPARACIÓN Y MANTENIMIENTO DE MAQUINARIAS PESADAS Y AUTOMOTORAS

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: MAQUINARÍA **META:** 660

RESPONSABLE/EJECUTOR: TALLER CENTRAL DE RECONSTRUCCIÓN DE MAQUINARIA PESADA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610011002 TALLER DE RECONSTRUCCIÓN DE MAQUINARIAS Y EQUIPOS PESADOS

UNIDAD DE MEDIDA: MAQUINARÍA **META:** 660

RESPONSABLE/EJECUTOR: TALLER CENTRAL DE RECONSTRUCCIÓN DE MAQUINARIA PESADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	10	00	Útiles religiosos	31.500	0	0	0	0	0	31.500
402	10	12	00	Materiales para instalaciones sanitarias	3.850	0	0	0	0	0	3.850
402	10	13	00	Materiales fotográficos	325	0	0	0	0	0	325
402	99	00	00	Otros materiales y suministros	39.973	0	0	0	0	0	39.973
402	99	01	00	Otros materiales y suministros	39.973	0	0	0	0	0	39.973
403	**00**	**00**	**00**	**Servicios no personales**	**748.609**	**0**	**0**	**0**	**0**	0	**748.609**
403	06	00	00	Servicios de transporte y almacenaje	1.435	0	0	0	0	0	1.435
403	06	03	00	Estacionamiento	385	0	0	0	0	0	385
403	06	04	00	Peaje	1.050	0	0	0	0	0	1.050
403	07	00	00	Servicios de información, impresión y relaciones públicas	240	0	0	0	0	0	240
403	07	02	00	Imprenta y reproducción	240	0	0	0	0	0	240
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	550	0	0	0	0	0	550
403	08	02	00	Comisiones y gastos bancarios	550	0	0	0	0	0	550
403	09	00	00	Viáticos y pasajes	91.235	0	0	0	0	0	91.235
403	09	01	00	Viáticos y pasajes dentro del país	91.235	0	0	0	0	0	91.235
403	10	00	00	Servicios profesionales y técnicos	150.150	0	0	0	0	0	150.150
403	10	03	00	Servicios de procesamiento de datos	150	0	0	0	0	0	150
403	10	10	00	Servicios de vigilancia	150.000	0	0	0	0	0	150.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	92.922	0	0	0	0	0	92.922
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	12.250	0	0	0	0	0	12.250
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	68.172	0	0	0	0	0	68.172
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.500	0	0	0	0	0	12.500
403	12	00	00	Conservación y reparaciones menores de obras	148.132	0	0	0	0	0	148.132
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	148.132	0	0	0	0	0	148.132

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112554 610011000 RECONSTRUCCIÓN, REPARACIÓN Y MANTENIMIENTO DE MAQUINARIAS PESADAS Y AUTOMOTORAS

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: MAQUINARÍA **META:** 660

RESPONSABLE/EJECUTOR: TALLER CENTRAL DE RECONSTRUCCIÓN DE MAQUINARIA PESADA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610011002 TALLER DE RECONSTRUCCIÓN DE MAQUINARIAS Y EQUIPOS PESADOS

UNIDAD DE MEDIDA: MAQUINARÍA **META:** 660

RESPONSABLE/EJECUTOR: TALLER CENTRAL DE RECONSTRUCCIÓN DE MAQUINARIA PESADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	223.477	0	0	0	0	0	223.477
403	18	01	00	Impuesto al valor agregado	223.477	0	0	0	0	0	223.477
403	99	00	00	Otros servicios no personales	40.468	0	0	0	0	0	40.468
403	99	01	00	Otros servicios no personales	40.468	0	0	0	0	0	40.468
404	**00**	**00**	**00**	**Activos reales**	**637.702**	**0**	**0**	**0**	**0**	0	**637.702**
404	01	00	00	Repuestos y reparaciones mayores	541.506	0	0	0	0	0	541.506
404	01	01	00	Repuestos mayores	505.756	0	0	0	0	0	505.756
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	395.500	0	0	0	0	0	395.500
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	109.956	0	0	0	0	0	109.956
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	300	0	0	0	0	0	300
404	01	02	00	Reparaciones mayores de maquinaria y equipos	35.750	0	0	0	0	0	35.750
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	35.000	0	0	0	0	0	35.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	750	0	0	0	0	0	750
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	6.384	0	0	0	0	0	6.384
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	3.000	0	0	0	0	0	3.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.034	0	0	0	0	0	3.034
404	03	05	00	Maquinaria y equipos industriales y de taller	350	0	0	0	0	0	350
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.850	0	0	0	0	0	4.850
404	05	01	00	Equipos de telecomunicaciones	4.850	0	0	0	0	0	4.850
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.000	0	0	0	0	0	1.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.000	0	0	0	0	0	1.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.500	0	0	0	0	0	1.500
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	1.500	0	0	0	0	0	1.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	37.124	0	0	0	0	0	37.124

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112554 610011000 RECONSTRUCCIÓN, REPARACIÓN Y MANTENIMIENTO DE MAQUINARIAS PESADAS Y AUTOMOTORAS

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: MAQUINARÍA **META:** 660

RESPONSABLE/EJECUTOR: TALLER CENTRAL DE RECONSTRUCCIÓN DE MAQUINARIA PESADA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610011002 TALLER DE RECONSTRUCCIÓN DE MAQUINARIAS Y EQUIPOS PESADOS

UNIDAD DE MEDIDA: MAQUINARÍA **META:** 660

RESPONSABLE/EJECUTOR: TALLER CENTRAL DE RECONSTRUCCIÓN DE MAQUINARIA PESADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	13.925	0	0	0	0	0	13.925
404	09	02	00	Equipos de computación	6.500	0	0	0	0	0	6.500
404	09	03	00	Mobiliario y equipos de alojamiento	16.699	0	0	0	0	0	16.699
404	99	00	00	Otros activos reales	45.338	0	0	0	0	0	45.338
404	99	01	00	Otros activos reales	45.338	0	0	0	0	0	45.338
				Totales	**2.196.868**	**0**	**0**	**0**	**0**	0	**2.196.868**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112564 610021000 ATENCIÓN PRIMARIA DE EMERGENCIAS VIALES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: EMERGENCIA **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**72.459**	**0**	**0**	**0**	**0**	**0**	**72.459**
402	01	00	00	Productos alimenticios y agropecuarios	4.062	0	0	0	0	0	4.062
402	01	01	00	Alimentos y bebidas para personas	4.062	0	0	0	0	0	4.062
402	02	00	00	Productos de minas, canteras y yacimientos	88	0	0	0	0	0	88
402	02	05	00	Piedra, arcilla, arena y tierra	88	0	0	0	0	0	88
402	03	00	00	Textiles y vestuarios	816	0	0	0	0	0	816
402	03	02	00	Prendas de vestir	816	0	0	0	0	0	816
402	04	00	00	Productos de cuero y caucho	3.207	0	0	0	0	0	3.207
402	04	03	00	Cauchos y tripas para vehículos	3.207	0	0	0	0	0	3.207
402	06	00	00	Productos químicos y derivados	54.486	0	0	0	0	0	54.486
402	06	02	00	Abonos, plaguicidas y otros	51.587	0	0	0	0	0	51.587
402	06	06	00	Combustibles y lubricantes	2.726	0	0	0	0	0	2.726
402	06	07	00	Productos diversos derivados del petróleo y del carbón	173	0	0	0	0	0	173
402	08	00	00	Productos metálicos	9.717	0	0	0	0	0	9.717
402	08	01	00	Productos primarios de hierro y acero	5.602	0	0	0	0	0	5.602
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	625	0	0	0	0	0	625
402	08	07	00	Material de señalamiento	1.281	0	0	0	0	0	1.281
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.209	0	0	0	0	0	2.209
402	10	00	00	Productos varios y útiles diversos	83	0	0	0	0	0	83
402	10	07	00	Productos de seguridad en el trabajo	83	0	0	0	0	0	83
403	**00**	**00**	**00**	**Servicios no personales**	**3.626.243**	**0**	**0**	**0**	**0**	**0**	**3.626.243**
403	02	00	00	Alquileres de maquinaria y equipos	322	0	0	0	0	0	322
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	322	0	0	0	0	0	322
403	09	00	00	Viáticos y pasajes	18.679	0	0	0	0	0	18.679
403	09	01	00	Viáticos y pasajes dentro del país	18.679	0	0	0	0	0	18.679
403	12	00	00	Conservación y reparaciones menores de obras	1.254.391	0	0	0	0	0	1.254.391
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	1.254.391	0	0	0	0	0	1.254.391
403	16	00	00	Servicios de diversión, esparcimiento y culturales	219.002	0	0	0	0	0	219.002
403	16	01	00	Servicios de diversión, esparcimiento y culturales	219.002	0	0	0	0	0	219.002

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112564 610021000 ATENCIÓN PRIMARIA DE EMERGENCIAS VIALES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: EMERGENCIA

META: 40

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	2.133.849	0	0	0	0	0	2.133.849
403	18	01	00	Impuesto al valor agregado	2.133.849	0	0	0	0	0	2.133.849
				Totales	**3.698.702**	**0**	**0**	**0**	**0**	**0**	**3.698.702**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112564 610021000 ATENCIÓN PRIMARIA DE EMERGENCIAS VIALES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: EMERGENCIA **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112564 610021000 ATENCIÓN PRIMARIA DE EMERGENCIAS VIALES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: EMERGENCIA **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 610021002 CENTRO NODAL DE OPERACIONES TERRITORIO NACIONAL

UNIDAD DE MEDIDA: EMERGENCIA **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**72.459**	**0**	**0**	**0**	**0**	0	**72.459**
402	01	00	00	Productos alimenticios y agropecuarios	4.062	0	0	0	0	0	4.062
402	01	01	00	Alimentos y bebidas para personas	4.062	0	0	0	0	0	4.062
402	02	00	00	Productos de minas, canteras y yacimientos	88	0	0	0	0	0	88
402	02	05	00	Piedra, arcilla, arena y tierra	88	0	0	0	0	0	88
402	03	00	00	Textiles y vestuarios	816	0	0	0	0	0	816
402	03	02	00	Prendas de vestir	816	0	0	0	0	0	816
402	04	00	00	Productos de cuero y caucho	3.207	0	0	0	0	0	3.207
402	04	03	00	Cauchos y tripas para vehículos	3.207	0	0	0	0	0	3.207
402	06	00	00	Productos químicos y derivados	54.486	0	0	0	0	0	54.486
402	06	02	00	Abonos, plaguicidas y otros	51.587	0	0	0	0	0	51.587
402	06	06	00	Combustibles y lubricantes	2.726	0	0	0	0	0	2.726
402	06	07	00	Productos diversos derivados del petróleo y del carbón	173	0	0	0	0	0	173
402	08	00	00	Productos metálicos	9.717	0	0	0	0	0	9.717
402	08	01	00	Productos primarios de hierro y acero	5.602	0	0	0	0	0	5.602
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	625	0	0	0	0	0	625
402	08	07	00	Material de señalamiento	1.281	0	0	0	0	0	1.281
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.209	0	0	0	0	0	2.209
402	10	00	00	Productos varios y útiles diversos	83	0	0	0	0	0	83
402	10	07	00	Productos de seguridad en el trabajo	83	0	0	0	0	0	83
403	**00**	**00**	**00**	**Servicios no personales**	**3.626.243**	**0**	**0**	**0**	**0**	0	**3.626.243**
403	02	00	00	Alquileres de maquinaria y equipos	322	0	0	0	0	0	322
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	322	0	0	0	0	0	322
403	09	00	00	Viáticos y pasajes	18.679	0	0	0	0	0	18.679

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 112564 610021000 ATENCIÓN PRIMARIA DE EMERGENCIAS VIALES EN EL TERRITORIO NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: EMERGENCIA **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610021002 CENTRO NODAL DE OPERACIONES TERRITORIO NACIONAL

UNIDAD DE MEDIDA: EMERGENCIA **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	18.679	0	0	0	0	0	18.679
403	12	00	00	Conservación y reparaciones menores de obras	1.254.391	0	0	0	0	0	1.254.391
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	1.254.391	0	0	0	0	0	1.254.391
403	16	00	00	Servicios de diversión, esparcimiento y culturales	219.002	0	0	0	0	0	219.002
403	16	01	00	Servicios de diversión, esparcimiento y culturales	219.002	0	0	0	0	0	219.002
403	18	00	00	Impuestos indirectos	2.133.849	0	0	0	0	0	2.133.849
403	18	01	00	Impuesto al valor agregado	2.133.849	0	0	0	0	0	2.133.849
				Totales	**3.698.702**	**0**	**0**	**0**	**0**	0	**3.698.702**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115036 610024000 FORTALECIMIENTO Y DESARROLLO DE LA GESTIÓN ESTADÍSTICA EN EL MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**
403	10	00	00	Servicios profesionales y técnicos	346.429	0	0	0	0	0	346.429
403	10	07	00	Servicios de capacitación y adiestramiento	346.429	0	0	0	0	0	346.429
403	18	00	00	Impuestos indirectos	53.571	0	0	0	0	0	53.571
403	18	01	00	Impuesto al valor agregado	53.571	0	0	0	0	0	53.571
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115036 610024000 FORTALECIMIENTO Y DESARROLLO DE LA GESTIÓN ESTADÍSTICA EN EL MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115036 610024000 FORTALECIMIENTO Y DESARROLLO DE LA GESTIÓN ESTADÍSTICA EN EL MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610024001 IMPLANTACIÓN DE UN SISTEMA ESTADÍSTICO AUTOMATIZADO

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	0	**100.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**400.000**	**0**	**0**	**0**	**0**	0	**400.000**
403	10	00	00	Servicios profesionales y técnicos	346.429	0	0	0	0	0	346.429
403	10	07	00	Servicios de capacitación y adiestramiento	346.429	0	0	0	0	0	346.429
403	18	00	00	Impuestos indirectos	53.571	0	0	0	0	0	53.571
403	18	01	00	Impuesto al valor agregado	53.571	0	0	0	0	0	53.571
				Totales	**500.000**	**0**	**0**	**0**	**0**	0	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 114909 610025000 SERVICIO EDUCATIVO INTEGRAL PARA LOS HIJOS DE LOS TRABAJADORES DEL MTC Y SUS ENTES ADSCRITOS (SEDE CENTRAL)

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: NIÑO ATENDIDO **META:** 240 **FEMENINO:** 120 **MASCULINO:** 120

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.147.132**	**0**	**0**	**0**	**0**	**0**	**1.147.132**
402	01	00	00	Productos alimenticios y agropecuarios	960.000	0	0	0	0	0	960.000
402	01	01	00	Alimentos y bebidas para personas	960.000	0	0	0	0	0	960.000
402	03	00	00	Textiles y vestuarios	4.000	0	0	0	0	0	4.000
402	03	01	00	Textiles	4.000	0	0	0	0	0	4.000
402	05	00	00	Productos de papel, cartón e impresos	32.000	0	0	0	0	0	32.000
402	05	01	00	Pulpa de madera, papel y cartón	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	12.000	0	0	0	0	0	12.000
402	06	00	00	Productos químicos y derivados	53.600	0	0	0	0	0	53.600
402	06	04	00	Productos farmacéuticos y medicamentos	40.000	0	0	0	0	0	40.000
402	06	06	00	Combustibles y lubricantes	1.600	0	0	0	0	0	1.600
402	06	08	00	Productos plásticos	12.000	0	0	0	0	0	12.000
402	10	00	00	Productos varios y útiles diversos	97.532	0	0	0	0	0	97.532
402	10	02	00	Materiales y útiles de limpieza y aseo	20.800	0	0	0	0	0	20.800
402	10	03	00	Utensilios de cocina y comedor	47.132	0	0	0	0	0	47.132
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.000	0	0	0	0	0	4.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	24.000	0	0	0	0	0	24.000
402	10	99	00	Otros productos y útiles diversos	1.600	0	0	0	0	0	1.600
403	**00**	**00**	**00**	**Servicios no personales**	**452.868**	**0**	**0**	**0**	**0**	**0**	**452.868**
403	07	00	00	Servicios de información, impresión y relaciones públicas	84.868	0	0	0	0	0	84.868
403	07	03	00	Relaciones sociales	84.868	0	0	0	0	0	84.868
403	10	00	00	Servicios profesionales y técnicos	64.000	0	0	0	0	0	64.000
403	10	07	00	Servicios de capacitación y adiestramiento	64.000	0	0	0	0	0	64.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	112.000	0	0	0	0	0	112.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	64.000	0	0	0	0	0	64.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	48.000	0	0	0	0	0	48.000
403	18	00	00	Impuestos indirectos	192.000	0	0	0	0	0	192.000
403	18	01	00	Impuesto al valor agregado	192.000	0	0	0	0	0	192.000
				Totales	**1.600.000**	**0**	**0**	**0**	**0**	**0**	**1.600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 114909 610025000 SERVICIO EDUCATIVO INTEGRAL PARA LOS HIJOS DE LOS TRABAJADORES DEL MTC Y SUS ENTES ADSCRITOS (SEDE CENTRAL)

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: NIÑO ATENDIDO **META:** 240 **FEMENINO:** 120 **MASCULINO:** 120

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 114909 610025000 SERVICIO EDUCATIVO INTEGRAL PARA LOS HIJOS DE LOS TRABAJADORES DEL MTC Y SUS ENTES ADSCRITOS (SEDE CENTRAL)

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: NIÑO ATENDIDO **META:** 240 **FEMENINO:** 120 **MASCULINO:** 120

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610025001 APOYO ADMINISTRATIVO EN MATERIALES, BIENES Y SERVICIOS PARA EL JARDÍN DE INFANCIA "LUÍS RAÚL VÁSQUEZ ZAMORA"

UNIDAD DE MEDIDA: TRÁMITE **META:** 35.246

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.147.132**	**0**	**0**	**0**	**0**	0	**1.147.132**
402	01	00	00	Productos alimenticios y agropecuarios	960.000	0	0	0	0	0	960.000
402	01	01	00	Alimentos y bebidas para personas	960.000	0	0	0	0	0	960.000
402	03	00	00	Textiles y vestuarios	4.000	0	0	0	0	0	4.000
402	03	01	00	Textiles	4.000	0	0	0	0	0	4.000
402	05	00	00	Productos de papel, cartón e impresos	32.000	0	0	0	0	0	32.000
402	05	01	00	Pulpa de madera, papel y cartón	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	12.000	0	0	0	0	0	12.000
402	06	00	00	Productos químicos y derivados	53.600	0	0	0	0	0	53.600
402	06	04	00	Productos farmacéuticos y medicamentos	40.000	0	0	0	0	0	40.000
402	06	06	00	Combustibles y lubricantes	1.600	0	0	0	0	0	1.600
402	06	08	00	Productos plásticos	12.000	0	0	0	0	0	12.000
402	10	00	00	Productos varios y útiles diversos	97.532	0	0	0	0	0	97.532
402	10	02	00	Materiales y útiles de limpieza y aseo	20.800	0	0	0	0	0	20.800
402	10	03	00	Utensilios de cocina y comedor	47.132	0	0	0	0	0	47.132
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.000	0	0	0	0	0	4.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	24.000	0	0	0	0	0	24.000
402	10	99	00	Otros productos y útiles diversos	1.600	0	0	0	0	0	1.600
403	**00**	**00**	**00**	**Servicios no personales**	**452.868**	**0**	**0**	**0**	**0**	0	**452.868**
403	07	00	00	Servicios de información, impresión y relaciones públicas	84.868	0	0	0	0	0	84.868
403	07	03	00	Relaciones sociales	84.868	0	0	0	0	0	84.868
403	10	00	00	Servicios profesionales y técnicos	64.000	0	0	0	0	0	64.000
403	10	07	00	Servicios de capacitación y adiestramiento	64.000	0	0	0	0	0	64.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	112.000	0	0	0	0	0	112.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 114909 610025000 SERVICIO EDUCATIVO INTEGRAL PARA LOS HIJOS DE LOS TRABAJADORES DEL MTC Y SUS ENTES ADSCRITOS (SEDE CENTRAL)

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: NIÑO ATENDIDO **META:** 240 **FEMENINO:** 120 **MASCULINO:** 120

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610025001 APOYO ADMINISTRATIVO EN MATERIALES, BIENES Y SERVICIOS PARA EL JARDÍN DE INFANCIA "LUÍS RAÚL VÁSQUEZ ZAMORA"

UNIDAD DE MEDIDA: TRÁMITE **META:** 35.246

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	64.000	0	0	0	0	0	64.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	48.000	0	0	0	0	0	48.000
403	18	00	00	Impuestos indirectos	192.000	0	0	0	0	0	192.000
403	18	01	00	Impuesto al valor agregado	192.000	0	0	0	0	0	192.000
				Totales	**1.600.000**	**0**	**0**	**0**	**0**	0	**1.600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE

META: 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.084.721**	**0**	**0**	**0**	**0**	**0**	**2.084.721**
401	07	00	00	Asistencia socio-económica	1.955.043	0	0	0	0	0	1.955.043
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	806.063	0	0	0	0	0	806.063
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	809.569	0	0	0	0	0	809.569
401	07	96	00	Otras subvenciones a empleados	103.638	0	0	0	0	0	103.638
401	07	97	00	Otras subvenciones a obreros	235.773	0	0	0	0	0	235.773
401	96	00	00	Otros gastos del personal empleado	33.608	0	0	0	0	0	33.608
401	96	01	00	Otros gastos del personal empleado	33.608	0	0	0	0	0	33.608
401	97	00	00	Otros gastos del personal obrero	96.070	0	0	0	0	0	96.070
401	97	01	00	Otros gastos del personal obrero	96.070	0	0	0	0	0	96.070
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.920.393**	**0**	**0**	**0**	**0**	**0**	**3.920.393**
402	01	00	00	Productos alimenticios y agropecuarios	469.024	0	0	0	0	0	469.024
402	01	01	00	Alimentos y bebidas para personas	466.306	0	0	0	0	0	466.306
402	01	02	00	Alimentos para animales	1.218	0	0	0	0	0	1.218
402	01	03	00	Productos agrícolas y pecuarios	1.500	0	0	0	0	0	1.500
402	02	00	00	Productos de minas, canteras y yacimientos	13.598	0	0	0	0	0	13.598
402	02	02	00	Petróleo crudo y gas natural	3.800	0	0	0	0	0	3.800
402	02	05	00	Piedra, arcilla, arena y tierra	9.798	0	0	0	0	0	9.798
402	03	00	00	Textiles y vestuarios	102.299	0	0	0	0	0	102.299
402	03	01	00	Textiles	21.264	0	0	0	0	0	21.264
402	03	02	00	Prendas de vestir	78.738	0	0	0	0	0	78.738
402	03	03	00	Calzados	1.570	0	0	0	0	0	1.570
402	03	99	00	Otros productos textiles y vestuarios	727	0	0	0	0	0	727
402	04	00	00	Productos de cuero y caucho	165.385	0	0	0	0	0	165.385
402	04	02	00	Productos de cuero y sucedáneos del cuero	250	0	0	0	0	0	250
402	04	03	00	Cauchos y tripas para vehículos	165.133	0	0	0	0	0	165.133
402	04	99	00	Otros productos de cuero y caucho	2	0	0	0	0	0	2
402	05	00	00	Productos de papel, cartón e impresos	469.178	0	0	0	0	0	469.178

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	221.997	0	0	0	0	0	221.997
402	05	02	00	Envases y cajas de papel y cartón	4.124	0	0	0	0	0	4.124
402	05	03	00	Productos de papel y cartón para oficina	145.084	0	0	0	0	0	145.084
402	05	04	00	Libros, revistas y periódicos	9.689	0	0	0	0	0	9.689
402	05	05	00	Material de enseñanza	346	0	0	0	0	0	346
402	05	06	00	Productos de papel y cartón para computación	17.130	0	0	0	0	0	17.130
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	70.436	0	0	0	0	0	70.436
402	05	99	00	Otros productos de pulpa, papel y cartón	372	0	0	0	0	0	372
402	06	00	00	Productos químicos y derivados	507.841	0	0	0	0	0	507.841
402	06	01	00	Sustancias químicas y de uso industrial	1.068	0	0	0	0	0	1.068
402	06	02	00	Abonos, plaguicidas y otros	1.132	0	0	0	0	0	1.132
402	06	03	00	Tintas, pinturas y colorantes	238.353	0	0	0	0	0	238.353
402	06	04	00	Productos farmacéuticos y medicamentos	64.353	0	0	0	0	0	64.353
402	06	06	00	Combustibles y lubricantes	127.662	0	0	0	0	0	127.662
402	06	07	00	Productos diversos derivados del petróleo y del carbón	29.502	0	0	0	0	0	29.502
402	06	08	00	Productos plásticos	45.771	0	0	0	0	0	45.771
402	07	00	00	Productos minerales no metálicos	36.080	0	0	0	0	0	36.080
402	07	01	00	Productos de barro, loza y porcelana	1.721	0	0	0	0	0	1.721
402	07	02	00	Vidrios y productos de vidrio	7.022	0	0	0	0	0	7.022
402	07	03	00	Productos de arcilla para construcción	11.671	0	0	0	0	0	11.671
402	07	04	00	Cemento, cal y yeso	12.866	0	0	0	0	0	12.866
402	07	99	00	Otros productos minerales no metálicos	2.800	0	0	0	0	0	2.800
402	08	00	00	Productos metálicos	425.506	0	0	0	0	0	425.506
402	08	01	00	Productos primarios de hierro y acero	20.087	0	0	0	0	0	20.087
402	08	02	00	Productos de metales no ferrosos	15.924	0	0	0	0	0	15.924
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	77.742	0	0	0	0	0	77.742
402	08	04	00	Productos metálicos estructurales	4.447	0	0	0	0	0	4.447
402	08	07	00	Material de señalamiento	3.950	0	0	0	0	0	3.950
402	08	09	00	Repuestos y accesorios para equipos de transporte	255.999	0	0	0	0	0	255.999

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	39.927	0	0	0	0	0	39.927
402	08	99	00	Otros productos metálicos	7.430	0	0	0	0	0	7.430
402	09	00	00	Productos de madera	9.444	0	0	0	0	0	9.444
402	09	01	00	Productos primarios de madera	6.561	0	0	0	0	0	6.561
402	09	02	00	Muebles y accesorios de madera para edificaciones	2.601	0	0	0	0	0	2.601
402	09	99	00	Otros productos de madera	282	0	0	0	0	0	282
402	10	00	00	Productos varios y útiles diversos	658.296	0	0	0	0	0	658.296
402	10	01	00	Artículos de deporte, recreación y juguetes	26.835	0	0	0	0	0	26.835
402	10	02	00	Materiales y útiles de limpieza y aseo	94.628	0	0	0	0	0	94.628
402	10	03	00	Utensilios de cocina y comedor	3.731	0	0	0	0	0	3.731
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	13.288	0	0	0	0	0	13.288
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	104.065	0	0	0	0	0	104.065
402	10	06	00	Condecoraciones, ofrendas y similares	32.972	0	0	0	0	0	32.972
402	10	08	00	Materiales para equipos de computación	216.260	0	0	0	0	0	216.260
402	10	11	00	Materiales eléctricos	108.115	0	0	0	0	0	108.115
402	10	12	00	Materiales para instalaciones sanitarias	39.281	0	0	0	0	0	39.281
402	10	13	00	Materiales fotográficos	3.022	0	0	0	0	0	3.022
402	10	99	00	Otros productos y útiles diversos	16.099	0	0	0	0	0	16.099
402	99	00	00	Otros materiales y suministros	1.063.742	0	0	0	0	0	1.063.742
402	99	01	00	Otros materiales y suministros	1.063.742	0	0	0	0	0	1.063.742
403	**00**	**00**	**00**	**Servicios no personales**	**5.516.530**	**0**	**0**	**0**	**0**	**0**	**5.516.530**
403	01	00	00	Alquileres de inmuebles	3.430	0	0	0	0	0	3.430
403	01	01	00	Alquileres de edificios y locales	550	0	0	0	0	0	550
403	01	03	00	Alquileres de tierras y terrenos	2.880	0	0	0	0	0	2.880
403	02	00	00	Alquileres de maquinaria y equipos	113.885	0	0	0	0	0	113.885
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	5.000	0	0	0	0	0	5.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	103.710	0	0	0	0	0	103.710
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	2.115	0	0	0	0	0	2.115
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	300	0	0	0	0	0	300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	520	0	0	0	0	0	520
403	02	99	00	Alquileres de otras maquinaria y equipos	2.240	0	0	0	0	0	2.240
403	04	00	00	Servicios básicos	10.878	0	0	0	0	0	10.878
403	04	05	00	Servicio de comunicaciones	9.939	0	0	0	0	0	9.939
403	04	06	00	Servicio de aseo urbano y domiciliario	939	0	0	0	0	0	939
403	06	00	00	Servicios de transporte y almacenaje	44.029	0	0	0	0	0	44.029
403	06	01	00	Fletes y embalajes	27.234	0	0	0	0	0	27.234
403	06	03	00	Estacionamiento	2.052	0	0	0	0	0	2.052
403	06	04	00	Peaje	1.487	0	0	0	0	0	1.487
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	13.256	0	0	0	0	0	13.256
403	07	00	00	Servicios de información, impresión y relaciones públicas	118.644	0	0	0	0	0	118.644
403	07	01	00	Publicidad y propaganda	39.731	0	0	0	0	0	39.731
403	07	02	00	Imprenta y reproducción	51.322	0	0	0	0	0	51.322
403	07	04	00	Avisos	27.591	0	0	0	0	0	27.591
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.019	0	0	0	0	0	6.019
403	08	02	00	Comisiones y gastos bancarios	6.019	0	0	0	0	0	6.019
403	09	00	00	Viáticos y pasajes	1.039.746	0	0	0	0	0	1.039.746
403	09	01	00	Viáticos y pasajes dentro del país	1.034.410	0	0	0	0	0	1.034.410
403	09	02	00	Viáticos y pasajes fuera del país	1.808	0	0	0	0	0	1.808
403	09	03	00	Asignación por kilómetros recorridos	3.528	0	0	0	0	0	3.528
403	10	00	00	Servicios profesionales y técnicos	968.454	0	0	0	0	0	968.454
403	10	01	00	Servicios jurídicos	232.043	0	0	0	0	0	232.043
403	10	03	00	Servicios de procesamiento de datos	18.957	0	0	0	0	0	18.957
403	10	04	00	Servicios de ingeniería y arquitectónicos	22.243	0	0	0	0	0	22.243
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	21.543	0	0	0	0	0	21.543
403	10	06	00	Servicios de veterinaria	25	0	0	0	0	0	25
403	10	09	00	Servicios de lavandería y tintorería	375	0	0	0	0	0	375
403	10	10	00	Servicios de vigilancia	663.905	0	0	0	0	0	663.905
403	10	99	00	Otros servicios profesionales y técnicos	9.363	0	0	0	0	0	9.363

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	570.546	0	0	0	0	0	570.546
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	33.186	0	0	0	0	0	33.186
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	293.677	0	0	0	0	0	293.677
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.070	0	0	0	0	0	10.070
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	900	0	0	0	0	0	900
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	1.350	0	0	0	0	0	1.350
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	211.445	0	0	0	0	0	211.445
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	19.918	0	0	0	0	0	19.918
403	12	00	00	Conservación y reparaciones menores de obras	416.305	0	0	0	0	0	416.305
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	392.975	0	0	0	0	0	392.975
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	23.330	0	0	0	0	0	23.330
403	13	00	00	Servicios de construcciones temporales	36.088	0	0	0	0	0	36.088
403	13	01	00	Servicios de construcciones temporales	36.088	0	0	0	0	0	36.088
403	18	00	00	Impuestos indirectos	930.799	0	0	0	0	0	930.799
403	18	01	00	Impuesto al valor agregado	930.799	0	0	0	0	0	930.799
403	99	00	00	Otros servicios no personales	1.257.707	0	0	0	0	0	1.257.707
403	99	01	00	Otros servicios no personales	1.257.707	0	0	0	0	0	1.257.707
404	**00**	**00**	**00**	**Activos reales**	**1.222.452**	**0**	**0**	**0**	**0**	**0**	**1.222.452**
404	01	00	00	Repuestos y reparaciones mayores	18.700	0	0	0	0	0	18.700
404	01	01	00	Repuestos mayores	8.150	0	0	0	0	0	8.150
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	8.150	0	0	0	0	0	8.150
404	01	02	00	Reparaciones mayores de maquinaria y equipos	10.550	0	0	0	0	0	10.550
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	6.550	0	0	0	0	0	6.550
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	4.000	0	0	0	0	0	4.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	12.011	0	0	0	0	0	12.011
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	318	0	0	0	0	0	318
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	750	0	0	0	0	0	750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO: 2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	1.625	0	0	0	0	0	1.625
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	9.318	0	0	0	0	0	9.318
404	05	00	00	Equipos de comunicaciones y de señalamiento	123.312	0	0	0	0	0	123.312
404	05	01	00	Equipos de telecomunicaciones	123.312	0	0	0	0	0	123.312
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	500	0	0	0	0	0	500
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	500	0	0	0	0	0	500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.000	0	0	0	0	0	1.000
404	07	01	00	Equipos científicos y de laboratorio	1.000	0	0	0	0	0	1.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	134.880	0	0	0	0	0	134.880
404	09	01	00	Mobiliario y equipos de oficina	130.880	0	0	0	0	0	130.880
404	09	03	00	Mobiliario y equipos de alojamiento	2.000	0	0	0	0	0	2.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.000	0	0	0	0	0	2.000
404	99	00	00	Otros activos reales	932.049	0	0	0	0	0	932.049
404	99	01	00	Otros activos reales	932.049	0	0	0	0	0	932.049
407	**00**	**00**	**00**	**Transferencias y donaciones**	**36.446**	**0**	**0**	**0**	**0**	**0**	**36.446**
407	01	00	00	Transferencias y donaciones corrientes internas	36.446	0	0	0	0	0	36.446
407	01	01	00	Transferencias corrientes internas al sector privado	36.446	0	0	0	0	0	36.446
407	01	01	73	Subsidios a instituciones benéficas privadas	36.446	0	0	0	0	0	36.446
				Totales	**12.780.542**	**0**	**0**	**0**	**0**	**0**	**12.780.542**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**36.446**	**0**	**0**	**0**	**0**	**0**	**36.446**
407	01	00	00	Transferencias y donaciones corrientes internas	36.446	0	0	0	0	0	36.446
407	01	01	00	Transferencias corrientes internas al sector privado	36.446	0	0	0	0	0	36.446
407	01	01	73	Subsidios a instituciones benéficas privadas	36.446	0	0	0	0	0	36.446
				- S1496 Unidad Educativa Preescolar y Taller de Creatividad FUDECO-MINDUR	36.446	0	0	0	0	0	36.446
				Totales	**36.446**	**0**	**0**	**0**	**0**	**0**	**36.446**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026001 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.043

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**97.695**	**0**	**0**	**0**	**0**	0	**97.695**
401	07	00	00	Asistencia socio-económica	97.695	0	0	0	0	0	97.695
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	68.681	0	0	0	0	0	68.681
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	29.014	0	0	0	0	0	29.014
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**95.625**	**0**	**0**	**0**	**0**	0	**95.625**
402	01	00	00	Productos alimenticios y agropecuarios	4.982	0	0	0	0	0	4.982
402	01	01	00	Alimentos y bebidas para personas	4.982	0	0	0	0	0	4.982
402	03	00	00	Textiles y vestuarios	7.500	0	0	0	0	0	7.500
402	03	02	00	Prendas de vestir	7.500	0	0	0	0	0	7.500
402	04	00	00	Productos de cuero y caucho	9.252	0	0	0	0	0	9.252
402	04	03	00	Cauchos y tripas para vehículos	9.252	0	0	0	0	0	9.252
402	05	00	00	Productos de papel, cartón e impresos	9.015	0	0	0	0	0	9.015
402	05	01	00	Pulpa de madera, papel y cartón	435	0	0	0	0	0	435
402	05	02	00	Envases y cajas de papel y cartón	250	0	0	0	0	0	250
402	05	03	00	Productos de papel y cartón para oficina	6.131	0	0	0	0	0	6.131
402	05	06	00	Productos de papel y cartón para computación	219	0	0	0	0	0	219
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.608	0	0	0	0	0	1.608
402	05	99	00	Otros productos de pulpa, papel y cartón	372	0	0	0	0	0	372
402	06	00	00	Productos químicos y derivados	6.239	0	0	0	0	0	6.239
402	06	03	00	Tintas, pinturas y colorantes	3.180	0	0	0	0	0	3.180
402	06	06	00	Combustibles y lubricantes	2.372	0	0	0	0	0	2.372
402	06	07	00	Productos diversos derivados del petróleo y del carbón	687	0	0	0	0	0	687
402	07	00	00	Productos minerales no metálicos	150	0	0	0	0	0	150
402	07	04	00	Cemento, cal y yeso	150	0	0	0	0	0	150

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026001 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.043

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	12.272	0	0	0	0	0	12.272
402	08	01	00	Productos primarios de hierro y acero	1.100	0	0	0	0	0	1.100
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.559	0	0	0	0	0	2.559
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.814	0	0	0	0	0	5.814
402	08	10	00	Repuestos y accesorios para otros equipos	2.409	0	0	0	0	0	2.409
402	08	99	00	Otros productos metálicos	390	0	0	0	0	0	390
402	10	00	00	Productos varios y útiles diversos	31.478	0	0	0	0	0	31.478
402	10	01	00	Artículos de deporte, recreación y juguetes	1.710	0	0	0	0	0	1.710
402	10	02	00	Materiales y útiles de limpieza y aseo	3.897	0	0	0	0	0	3.897
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.540	0	0	0	0	0	2.540
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.694	0	0	0	0	0	4.694
402	10	06	00	Condecoraciones, ofrendas y similares	1.500	0	0	0	0	0	1.500
402	10	08	00	Materiales para equipos de computación	8.600	0	0	0	0	0	8.600
402	10	11	00	Materiales eléctricos	2.829	0	0	0	0	0	2.829
402	10	12	00	Materiales para instalaciones sanitarias	1.718	0	0	0	0	0	1.718
402	10	13	00	Materiales fotográficos	1.490	0	0	0	0	0	1.490
402	10	99	00	Otros productos y útiles diversos	2.500	0	0	0	0	0	2.500
402	99	00	00	Otros materiales y suministros	14.737	0	0	0	0	0	14.737
402	99	01	00	Otros materiales y suministros	14.737	0	0	0	0	0	14.737
403	**00**	**00**	**00**	**Servicios no personales**	**100.779**	**0**	**0**	**0**	**0**	0	**100.779**
403	02	00	00	Alquileres de maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	5.000	0	0	0	0	0	5.000
403	06	00	00	Servicios de transporte y almacenaje	7.040	0	0	0	0	0	7.040
403	06	01	00	Fletes y embalajes	7.040	0	0	0	0	0	7.040

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026001 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.043

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.770	0	0	0	0	0	2.770
403	07	02	00	Imprenta y reproducción	1.870	0	0	0	0	0	1.870
403	07	04	00	Avisos	900	0	0	0	0	0	900
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	150	0	0	0	0	0	150
403	08	02	00	Comisiones y gastos bancarios	150	0	0	0	0	0	150
403	09	00	00	Viáticos y pasajes	39.189	0	0	0	0	0	39.189
403	09	01	00	Viáticos y pasajes dentro del país	39.189	0	0	0	0	0	39.189
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	12.098	0	0	0	0	0	12.098
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	7.524	0	0	0	0	0	7.524
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.948	0	0	0	0	0	3.948
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	626	0	0	0	0	0	626
403	18	00	00	Impuestos indirectos	21.839	0	0	0	0	0	21.839
403	18	01	00	Impuesto al valor agregado	21.839	0	0	0	0	0	21.839
403	99	00	00	Otros servicios no personales	12.693	0	0	0	0	0	12.693
403	99	01	00	Otros servicios no personales	12.693	0	0	0	0	0	12.693
404	**00**	**00**	**00**	**Activos reales**	**5.031**	**0**	**0**	**0**	**0**	0	**5.031**
404	99	00	00	Otros activos reales	5.031	0	0	0	0	0	5.031
404	99	01	00	Otros activos reales	5.031	0	0	0	0	0	5.031
				Totales	**299.130**	**0**	**0**	**0**	**0**	0	**299.130**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026002 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: TRÁMITE **META:** 29.600

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL ANZOATEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**150.000**	0	0	0	0	0	**150.000**
401	07	00	00	Asistencia socio-económica	100.000	0	0	0	0	0	100.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	50.000	0	0	0	0	0	50.000
401	07	97	00	Otras subvenciones a obreros	50.000	0	0	0	0	0	50.000
401	97	00	00	Otros gastos del personal obrero	50.000	0	0	0	0	0	50.000
401	97	01	00	Otros gastos del personal obrero	50.000	0	0	0	0	0	50.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**105.783**	0	0	0	0	0	**105.783**
402	01	00	00	Productos alimenticios y agropecuarios	9.513	0	0	0	0	0	9.513
402	01	01	00	Alimentos y bebidas para personas	8.295	0	0	0	0	0	8.295
402	01	02	00	Alimentos para animales	1.218	0	0	0	0	0	1.218
402	03	00	00	Textiles y vestuarios	4.070	0	0	0	0	0	4.070
402	03	01	00	Textiles	4.070	0	0	0	0	0	4.070
402	04	00	00	Productos de cuero y caucho	4.768	0	0	0	0	0	4.768
402	04	03	00	Cauchos y tripas para vehículos	4.768	0	0	0	0	0	4.768
402	05	00	00	Productos de papel, cartón e impresos	15.393	0	0	0	0	0	15.393
402	05	01	00	Pulpa de madera, papel y cartón	4.728	0	0	0	0	0	4.728
402	05	03	00	Productos de papel y cartón para oficina	5.496	0	0	0	0	0	5.496
402	05	04	00	Libros, revistas y periódicos	865	0	0	0	0	0	865
402	05	06	00	Productos de papel y cartón para computación	930	0	0	0	0	0	930
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.374	0	0	0	0	0	3.374
402	06	00	00	Productos químicos y derivados	16.058	0	0	0	0	0	16.058
402	06	01	00	Sustancias químicas y de uso industrial	250	0	0	0	0	0	250
402	06	03	00	Tintas, pinturas y colorantes	7.911	0	0	0	0	0	7.911
402	06	04	00	Productos farmacéuticos y medicamentos	1.525	0	0	0	0	0	1.525

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026002 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: TRÁMITE **META:** 29.600

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL ANZOATEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	2.826	0	0	0	0	0	2.826
402	06	08	00	Productos plásticos	3.546	0	0	0	0	0	3.546
402	07	00	00	Productos minerales no metálicos	213	0	0	0	0	0	213
402	07	04	00	Cemento, cal y yeso	213	0	0	0	0	0	213
402	08	00	00	Productos metálicos	12.472	0	0	0	0	0	12.472
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.636	0	0	0	0	0	1.636
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.425	0	0	0	0	0	9.425
402	08	10	00	Repuestos y accesorios para otros equipos	1.411	0	0	0	0	0	1.411
402	09	00	00	Productos de madera	10	0	0	0	0	0	10
402	09	01	00	Productos primarios de madera	10	0	0	0	0	0	10
402	10	00	00	Productos varios y útiles diversos	29.917	0	0	0	0	0	29.917
402	10	01	00	Artículos de deporte, recreación y juguetes	1.000	0	0	0	0	0	1.000
402	10	02	00	Materiales y útiles de limpieza y aseo	7.851	0	0	0	0	0	7.851
402	10	03	00	Utensilios de cocina y comedor	765	0	0	0	0	0	765
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	66	0	0	0	0	0	66
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.277	0	0	0	0	0	3.277
402	10	06	00	Condecoraciones, ofrendas y similares	1.300	0	0	0	0	0	1.300
402	10	08	00	Materiales para equipos de computación	11.998	0	0	0	0	0	11.998
402	10	11	00	Materiales eléctricos	2.418	0	0	0	0	0	2.418
402	10	12	00	Materiales para instalaciones sanitarias	1.242	0	0	0	0	0	1.242
402	99	00	00	Otros materiales y suministros	13.369	0	0	0	0	0	13.369
402	99	01	00	Otros materiales y suministros	13.369	0	0	0	0	0	13.369
403	**00**	**00**	**00**	**Servicios no personales**	**139.952**	**0**	**0**	**0**	**0**	0	**139.952**
403	04	00	00	Servicios básicos	2.688	0	0	0	0	0	2.688

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026002 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: TRÁMITE **META:** 29.600

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL ANZOATEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	05	00	Servicio de comunicaciones	2.688	0	0	0	0	0	2.688
403	06	00	00	Servicios de transporte y almacenaje	377	0	0	0	0	0	377
403	06	01	00	Fletes y embalajes	19	0	0	0	0	0	19
403	06	04	00	Peaje	25	0	0	0	0	0	25
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	333	0	0	0	0	0	333
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.810	0	0	0	0	0	10.810
403	07	01	00	Publicidad y propaganda	10.000	0	0	0	0	0	10.000
403	07	04	00	Avisos	810	0	0	0	0	0	810
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	142	0	0	0	0	0	142
403	08	02	00	Comisiones y gastos bancarios	142	0	0	0	0	0	142
403	09	00	00	Viáticos y pasajes	30.161	0	0	0	0	0	30.161
403	09	01	00	Viáticos y pasajes dentro del país	30.147	0	0	0	0	0	30.147
403	09	03	00	Asignación por kilómetros recorridos	14	0	0	0	0	0	14
403	10	00	00	Servicios profesionales y técnicos	625	0	0	0	0	0	625
403	10	04	00	Servicios de ingeniería y arquitectónicos	600	0	0	0	0	0	600
403	10	06	00	Servicios de veterinaria	25	0	0	0	0	0	25
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.272	0	0	0	0	0	9.272
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.631	0	0	0	0	0	3.631
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.641	0	0	0	0	0	5.641
403	12	00	00	Conservación y reparaciones menores de obras	15.011	0	0	0	0	0	15.011
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	15.011	0	0	0	0	0	15.011
403	18	00	00	Impuestos indirectos	23.718	0	0	0	0	0	23.718
403	18	01	00	Impuesto al valor agregado	23.718	0	0	0	0	0	23.718
403	99	00	00	Otros servicios no personales	47.148	0	0	0	0	0	47.148

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 610026002 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: TRÁMITE **META:** 29.600

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL ANZOATEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	47.148	0	0	0	0	0	47.148
404	**00**	**00**	**00**	**Activos reales**	**31.969**	**0**	**0**	**0**	**0**	0	**31.969**
404	99	00	00	Otros activos reales	31.969	0	0	0	0	0	31.969
404	99	01	00	Otros activos reales	31.969	0	0	0	0	0	31.969
				Totales	**427.704**	**0**	**0**	**0**	**0**	0	**427.704**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026003 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO APURE

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.488

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**122.752**	**0**	**0**	**0**	**0**	0	**122.752**
401	07	00	00	Asistencia socio-económica	122.752	0	0	0	0	0	122.752
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	32.000	0	0	0	0	0	32.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	66.752	0	0	0	0	0	66.752
401	07	97	00	Otras subvenciones a obreros	24.000	0	0	0	0	0	24.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**182.904**	**0**	**0**	**0**	**0**	0	**182.904**
402	01	00	00	Productos alimenticios y agropecuarios	10.883	0	0	0	0	0	10.883
402	01	01	00	Alimentos y bebidas para personas	10.883	0	0	0	0	0	10.883
402	03	00	00	Textiles y vestuarios	7.383	0	0	0	0	0	7.383
402	03	01	00	Textiles	2.739	0	0	0	0	0	2.739
402	03	02	00	Prendas de vestir	4.644	0	0	0	0	0	4.644
402	04	00	00	Productos de cuero y caucho	7.621	0	0	0	0	0	7.621
402	04	03	00	Cauchos y tripas para vehículos	7.621	0	0	0	0	0	7.621
402	05	00	00	Productos de papel, cartón e impresos	23.722	0	0	0	0	0	23.722
402	05	01	00	Pulpa de madera, papel y cartón	1.621	0	0	0	0	0	1.621
402	05	03	00	Productos de papel y cartón para oficina	15.479	0	0	0	0	0	15.479
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.622	0	0	0	0	0	6.622
402	06	00	00	Productos químicos y derivados	15.797	0	0	0	0	0	15.797
402	06	03	00	Tintas, pinturas y colorantes	7.705	0	0	0	0	0	7.705
402	06	06	00	Combustibles y lubricantes	4.852	0	0	0	0	0	4.852
402	06	08	00	Productos plásticos	3.240	0	0	0	0	0	3.240
402	07	00	00	Productos minerales no metálicos	4.859	0	0	0	0	0	4.859
402	07	01	00	Productos de barro, loza y porcelana	1.500	0	0	0	0	0	1.500
402	07	02	00	Vidrios y productos de vidrio	666	0	0	0	0	0	666

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026003 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO APURE

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.488

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	04	00	Cemento, cal y yeso	2.693	0	0	0	0	0	2.693
402	08	00	00	Productos metálicos	33.625	0	0	0	0	0	33.625
402	08	01	00	Productos primarios de hierro y acero	1.666	0	0	0	0	0	1.666
402	08	02	00	Productos de metales no ferrosos	3.913	0	0	0	0	0	3.913
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.569	0	0	0	0	0	6.569
402	08	04	00	Productos metálicos estructurales	324	0	0	0	0	0	324
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.678	0	0	0	0	0	20.678
402	08	10	00	Repuestos y accesorios para otros equipos	348	0	0	0	0	0	348
402	08	99	00	Otros productos metálicos	127	0	0	0	0	0	127
402	10	00	00	Productos varios y útiles diversos	48.458	0	0	0	0	0	48.458
402	10	02	00	Materiales y útiles de limpieza y aseo	11.920	0	0	0	0	0	11.920
402	10	03	00	Utensilios de cocina y comedor	1.500	0	0	0	0	0	1.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	9.940	0	0	0	0	0	9.940
402	10	06	00	Condecoraciones, ofrendas y similares	2.872	0	0	0	0	0	2.872
402	10	08	00	Materiales para equipos de computación	13.217	0	0	0	0	0	13.217
402	10	11	00	Materiales eléctricos	6.596	0	0	0	0	0	6.596
402	10	12	00	Materiales para instalaciones sanitarias	2.413	0	0	0	0	0	2.413
402	99	00	00	Otros materiales y suministros	30.556	0	0	0	0	0	30.556
402	99	01	00	Otros materiales y suministros	30.556	0	0	0	0	0	30.556
403	**00**	**00**	**00**	**Servicios no personales**	**317.326**	**0**	**0**	**0**	**0**	0	**317.326**
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.150	0	0	0	0	0	16.150
403	07	01	00	Publicidad y propaganda	11.058	0	0	0	0	0	11.058
403	07	02	00	Imprenta y reproducción	5.092	0	0	0	0	0	5.092
403	09	00	00	Viáticos y pasajes	36.218	0	0	0	0	0	36.218

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026003 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO APURE

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.488

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	36.218	0	0	0	0	0	36.218
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	44.013	0	0	0	0	0	44.013
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	4.151	0	0	0	0	0	4.151
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	24.475	0	0	0	0	0	24.475
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	15.387	0	0	0	0	0	15.387
403	12	00	00	Conservación y reparaciones menores de obras	22.850	0	0	0	0	0	22.850
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	22.850	0	0	0	0	0	22.850
403	18	00	00	Impuestos indirectos	59.070	0	0	0	0	0	59.070
403	18	01	00	Impuesto al valor agregado	59.070	0	0	0	0	0	59.070
403	99	00	00	Otros servicios no personales	139.025	0	0	0	0	0	139.025
403	99	01	00	Otros servicios no personales	139.025	0	0	0	0	0	139.025
404	**00**	**00**	**00**	**Activos reales**	**30.741**	**0**	**0**	**0**	**0**	0	**30.741**
404	99	00	00	Otros activos reales	30.741	0	0	0	0	0	30.741
404	99	01	00	Otros activos reales	30.741	0	0	0	0	0	30.741
				Totales	**653.723**	**0**	**0**	**0**	**0**	0	**653.723**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026004 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: TRÁMITE **META:** 30.666

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**47.000**	**0**	**0**	**0**	**0**	0	**47.000**
401	07	00	00	Asistencia socio-económica	47.000	0	0	0	0	0	47.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	25.100	0	0	0	0	0	25.100
401	07	97	00	Otras subvenciones a obreros	21.900	0	0	0	0	0	21.900
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**120.407**	**0**	**0**	**0**	**0**	0	**120.407**
402	01	00	00	Productos alimenticios y agropecuarios	36.993	0	0	0	0	0	36.993
402	01	01	00	Alimentos y bebidas para personas	36.243	0	0	0	0	0	36.243
402	01	03	00	Productos agrícolas y pecuarios	750	0	0	0	0	0	750
402	03	00	00	Textiles y vestuarios	2.160	0	0	0	0	0	2.160
402	03	02	00	Prendas de vestir	2.160	0	0	0	0	0	2.160
402	04	00	00	Productos de cuero y caucho	5.755	0	0	0	0	0	5.755
402	04	03	00	Cauchos y tripas para vehículos	5.755	0	0	0	0	0	5.755
402	05	00	00	Productos de papel, cartón e impresos	7.932	0	0	0	0	0	7.932
402	05	01	00	Pulpa de madera, papel y cartón	3.108	0	0	0	0	0	3.108
402	05	03	00	Productos de papel y cartón para oficina	3.584	0	0	0	0	0	3.584
402	05	06	00	Productos de papel y cartón para computación	184	0	0	0	0	0	184
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.056	0	0	0	0	0	1.056
402	06	00	00	Productos químicos y derivados	16.674	0	0	0	0	0	16.674
402	06	03	00	Tintas, pinturas y colorantes	6.454	0	0	0	0	0	6.454
402	06	04	00	Productos farmacéuticos y medicamentos	3.405	0	0	0	0	0	3.405
402	06	06	00	Combustibles y lubricantes	4.178	0	0	0	0	0	4.178
402	06	08	00	Productos plásticos	2.637	0	0	0	0	0	2.637
402	07	00	00	Productos minerales no metálicos	765	0	0	0	0	0	765
402	07	02	00	Vidrios y productos de vidrio	765	0	0	0	0	0	765

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026004 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: TRÁMITE **META:** 30.666

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	5.314	0	0	0	0	0	5.314
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.515	0	0	0	0	0	3.515
402	08	04	00	Productos metálicos estructurales	260	0	0	0	0	0	260
402	08	09	00	Repuestos y accesorios para equipos de transporte	939	0	0	0	0	0	939
402	08	10	00	Repuestos y accesorios para otros equipos	600	0	0	0	0	0	600
402	10	00	00	Productos varios y útiles diversos	27.147	0	0	0	0	0	27.147
402	10	01	00	Artículos de deporte, recreación y juguetes	1.063	0	0	0	0	0	1.063
402	10	02	00	Materiales y útiles de limpieza y aseo	3.219	0	0	0	0	0	3.219
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	869	0	0	0	0	0	869
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.459	0	0	0	0	0	1.459
402	10	06	00	Condecoraciones, ofrendas y similares	500	0	0	0	0	0	500
402	10	08	00	Materiales para equipos de computación	11.262	0	0	0	0	0	11.262
402	10	11	00	Materiales eléctricos	6.149	0	0	0	0	0	6.149
402	10	12	00	Materiales para instalaciones sanitarias	2.626	0	0	0	0	0	2.626
402	99	00	00	Otros materiales y suministros	17.667	0	0	0	0	0	17.667
402	99	01	00	Otros materiales y suministros	17.667	0	0	0	0	0	17.667
403	**00**	**00**	**00**	**Servicios no personales**	**102.620**	**0**	**0**	**0**	**0**	0	**102.620**
403	06	00	00	Servicios de transporte y almacenaje	487	0	0	0	0	0	487
403	06	01	00	Fletes y embalajes	126	0	0	0	0	0	126
403	06	03	00	Estacionamiento	193	0	0	0	0	0	193
403	06	04	00	Peaje	168	0	0	0	0	0	168
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.722	0	0	0	0	0	3.722
403	07	02	00	Imprenta y reproducción	1.472	0	0	0	0	0	1.472
403	07	04	00	Avisos	2.250	0	0	0	0	0	2.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 610026004 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: TRÁMITE **META:** 30.666

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	256	0	0	0	0	0	256
403	08	02	00	Comisiones y gastos bancarios	256	0	0	0	0	0	256
403	09	00	00	Viáticos y pasajes	12.059	0	0	0	0	0	12.059
403	09	01	00	Viáticos y pasajes dentro del país	12.059	0	0	0	0	0	12.059
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.323	0	0	0	0	0	9.323
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	561	0	0	0	0	0	561
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.805	0	0	0	0	0	3.805
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.957	0	0	0	0	0	4.957
403	13	00	00	Servicios de construcciones temporales	36.088	0	0	0	0	0	36.088
403	13	01	00	Servicios de construcciones temporales	36.088	0	0	0	0	0	36.088
403	18	00	00	Impuestos indirectos	23.019	0	0	0	0	0	23.019
403	18	01	00	Impuesto al valor agregado	23.019	0	0	0	0	0	23.019
403	99	00	00	Otros servicios no personales	17.666	0	0	0	0	0	17.666
403	99	01	00	Otros servicios no personales	17.666	0	0	0	0	0	17.666
404	**00**	**00**	**00**	**Activos reales**	**13.357**	**0**	**0**	**0**	**0**	0	**13.357**
404	99	00	00	Otros activos reales	13.357	0	0	0	0	0	13.357
404	99	01	00	Otros activos reales	13.357	0	0	0	0	0	13.357
				Totales	**283.384**	**0**	**0**	**0**	**0**	0	**283.384**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026005 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO BARINAS

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.700

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**63.894**	**0**	**0**	**0**	**0**	0	**63.894**
401	07	00	00	Asistencia socio-económica	63.894	0	0	0	0	0	63.894
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	41.600	0	0	0	0	0	41.600
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	22.294	0	0	0	0	0	22.294
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**81.953**	**0**	**0**	**0**	**0**	0	**81.953**
402	01	00	00	Productos alimenticios y agropecuarios	7.494	0	0	0	0	0	7.494
402	01	01	00	Alimentos y bebidas para personas	7.494	0	0	0	0	0	7.494
402	04	00	00	Productos de cuero y caucho	5.248	0	0	0	0	0	5.248
402	04	03	00	Cauchos y tripas para vehículos	5.248	0	0	0	0	0	5.248
402	05	00	00	Productos de papel, cartón e impresos	8.317	0	0	0	0	0	8.317
402	05	01	00	Pulpa de madera, papel y cartón	735	0	0	0	0	0	735
402	05	03	00	Productos de papel y cartón para oficina	2.846	0	0	0	0	0	2.846
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.736	0	0	0	0	0	4.736
402	06	00	00	Productos químicos y derivados	17.891	0	0	0	0	0	17.891
402	06	03	00	Tintas, pinturas y colorantes	10.163	0	0	0	0	0	10.163
402	06	06	00	Combustibles y lubricantes	7.503	0	0	0	0	0	7.503
402	06	08	00	Productos plásticos	225	0	0	0	0	0	225
402	07	00	00	Productos minerales no metálicos	68	0	0	0	0	0	68
402	07	02	00	Vidrios y productos de vidrio	68	0	0	0	0	0	68
402	08	00	00	Productos metálicos	11.072	0	0	0	0	0	11.072
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.487	0	0	0	0	0	2.487
402	08	09	00	Repuestos y accesorios para equipos de transporte	8.486	0	0	0	0	0	8.486
402	08	10	00	Repuestos y accesorios para otros equipos	99	0	0	0	0	0	99
402	09	00	00	Productos de madera	1.579	0	0	0	0	0	1.579

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026005 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO BARINAS

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.700

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.579	0	0	0	0	0	1.579
402	10	00	00	Productos varios y útiles diversos	17.338	0	0	0	0	0	17.338
402	10	02	00	Materiales y útiles de limpieza y aseo	2.313	0	0	0	0	0	2.313
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.073	0	0	0	0	0	5.073
402	10	08	00	Materiales para equipos de computación	8.785	0	0	0	0	0	8.785
402	10	11	00	Materiales eléctricos	753	0	0	0	0	0	753
402	10	12	00	Materiales para instalaciones sanitarias	414	0	0	0	0	0	414
402	99	00	00	Otros materiales y suministros	12.946	0	0	0	0	0	12.946
402	99	01	00	Otros materiales y suministros	12.946	0	0	0	0	0	12.946
403	**00**	**00**	**00**	**Servicios no personales**	**96.701**	**0**	**0**	**0**	**0**	0	**96.701**
403	06	00	00	Servicios de transporte y almacenaje	2.694	0	0	0	0	0	2.694
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.694	0	0	0	0	0	2.694
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.200	0	0	0	0	0	4.200
403	07	02	00	Imprenta y reproducción	4.200	0	0	0	0	0	4.200
403	09	00	00	Viáticos y pasajes	25.914	0	0	0	0	0	25.914
403	09	01	00	Viáticos y pasajes dentro del país	25.914	0	0	0	0	0	25.914
403	10	00	00	Servicios profesionales y técnicos	11.112	0	0	0	0	0	11.112
403	10	01	00	Servicios jurídicos	11.112	0	0	0	0	0	11.112
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.345	0	0	0	0	0	20.345
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	3.730	0	0	0	0	0	3.730
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.863	0	0	0	0	0	5.863
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.752	0	0	0	0	0	10.752
403	12	00	00	Conservación y reparaciones menores de obras	680	0	0	0	0	0	680
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	680	0	0	0	0	0	680

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

PRESUPUESTO: 2012

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO

ACCIÓN ESPECÍFICA: 610026005 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO BARINAS

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.700

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	18.810	0	0	0	0	0	18.810
403	18	01	00	Impuesto al valor agregado	18.810	0	0	0	0	0	18.810
403	99	00	00	Otros servicios no personales	12.946	0	0	0	0	0	12.946
403	99	01	00	Otros servicios no personales	12.946	0	0	0	0	0	12.946
404	**00**	**00**	**00**	**Activos reales**	**10.705**	**0**	**0**	**0**	**0**	0	**10.705**
404	99	00	00	Otros activos reales	10.705	0	0	0	0	0	10.705
404	99	01	00	Otros activos reales	10.705	0	0	0	0	0	10.705
				Totales	**253.253**	**0**	**0**	**0**	**0**	0	**253.253**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 610026006 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: TRÁMITE **META:** 5.299

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**47.000**	**0**	**0**	**0**	**0**	0	**47.000**
401	07	00	00	Asistencia socio-económica	47.000	0	0	0	0	0	47.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	25.772	0	0	0	0	0	25.772
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	21.228	0	0	0	0	0	21.228
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**139.900**	**0**	**0**	**0**	**0**	0	**139.900**
402	01	00	00	Productos alimenticios y agropecuarios	16.100	0	0	0	0	0	16.100
402	01	01	00	Alimentos y bebidas para personas	16.100	0	0	0	0	0	16.100
402	03	00	00	Textiles y vestuarios	18.831	0	0	0	0	0	18.831
402	03	01	00	Textiles	2.580	0	0	0	0	0	2.580
402	03	02	00	Prendas de vestir	15.891	0	0	0	0	0	15.891
402	03	03	00	Calzados	360	0	0	0	0	0	360
402	04	00	00	Productos de cuero y caucho	3.271	0	0	0	0	0	3.271
402	04	03	00	Cauchos y tripas para vehículos	3.271	0	0	0	0	0	3.271
402	05	00	00	Productos de papel, cartón e impresos	21.461	0	0	0	0	0	21.461
402	05	01	00	Pulpa de madera, papel y cartón	2.958	0	0	0	0	0	2.958
402	05	03	00	Productos de papel y cartón para oficina	9.801	0	0	0	0	0	9.801
402	05	04	00	Libros, revistas y periódicos	2.537	0	0	0	0	0	2.537
402	05	06	00	Productos de papel y cartón para computación	472	0	0	0	0	0	472
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.693	0	0	0	0	0	5.693
402	06	00	00	Productos químicos y derivados	15.220	0	0	0	0	0	15.220
402	06	03	00	Tintas, pinturas y colorantes	7.883	0	0	0	0	0	7.883
402	06	06	00	Combustibles y lubricantes	4.270	0	0	0	0	0	4.270
402	06	07	00	Productos diversos derivados del petróleo y del carbón	14	0	0	0	0	0	14
402	06	08	00	Productos plásticos	3.053	0	0	0	0	0	3.053

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026006 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: TRÁMITE **META:** 5.299

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	00	00	Productos minerales no metálicos	300	0	0	0	0	0	300
402	07	04	00	Cemento, cal y yeso	300	0	0	0	0	0	300
402	08	00	00	Productos metálicos	12.006	0	0	0	0	0	12.006
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.586	0	0	0	0	0	4.586
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.678	0	0	0	0	0	3.678
402	08	10	00	Repuestos y accesorios para otros equipos	1.891	0	0	0	0	0	1.891
402	08	99	00	Otros productos metálicos	1.851	0	0	0	0	0	1.851
402	10	00	00	Productos varios y útiles diversos	37.354	0	0	0	0	0	37.354
402	10	01	00	Artículos de deporte, recreación y juguetes	6.808	0	0	0	0	0	6.808
402	10	02	00	Materiales y útiles de limpieza y aseo	5.775	0	0	0	0	0	5.775
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	635	0	0	0	0	0	635
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.417	0	0	0	0	0	4.417
402	10	06	00	Condecoraciones, ofrendas y similares	2.566	0	0	0	0	0	2.566
402	10	08	00	Materiales para equipos de computación	8.856	0	0	0	0	0	8.856
402	10	11	00	Materiales eléctricos	3.960	0	0	0	0	0	3.960
402	10	12	00	Materiales para instalaciones sanitarias	799	0	0	0	0	0	799
402	10	13	00	Materiales fotográficos	38	0	0	0	0	0	38
402	10	99	00	Otros productos y útiles diversos	3.500	0	0	0	0	0	3.500
402	99	00	00	Otros materiales y suministros	15.357	0	0	0	0	0	15.357
402	99	01	00	Otros materiales y suministros	15.357	0	0	0	0	0	15.357
403	**00**	**00**	**00**	**Servicios no personales**	**228.953**	**0**	**0**	**0**	**0**	0	**228.953**
403	02	00	00	Alquileres de maquinaria y equipos	300	0	0	0	0	0	300
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	300	0	0	0	0	0	300
403	06	00	00	Servicios de transporte y almacenaje	2.129	0	0	0	0	0	2.129

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026006 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: TRÁMITE **META:** 5.299

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	01	00	Fletes y embalajes	416	0	0	0	0	0	416
403	06	04	00	Peaje	43	0	0	0	0	0	43
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.670	0	0	0	0	0	1.670
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.879	0	0	0	0	0	9.879
403	07	01	00	Publicidad y propaganda	5.730	0	0	0	0	0	5.730
403	07	02	00	Imprenta y reproducción	1.850	0	0	0	0	0	1.850
403	07	04	00	Avisos	2.299	0	0	0	0	0	2.299
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	632	0	0	0	0	0	632
403	08	02	00	Comisiones y gastos bancarios	632	0	0	0	0	0	632
403	09	00	00	Viáticos y pasajes	57.225	0	0	0	0	0	57.225
403	09	01	00	Viáticos y pasajes dentro del país	57.225	0	0	0	0	0	57.225
403	10	00	00	Servicios profesionales y técnicos	41.119	0	0	0	0	0	41.119
403	10	03	00	Servicios de procesamiento de datos	16.548	0	0	0	0	0	16.548
403	10	10	00	Servicios de vigilancia	24.000	0	0	0	0	0	24.000
403	10	99	00	Otros servicios profesionales y técnicos	571	0	0	0	0	0	571
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	13.727	0	0	0	0	0	13.727
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	7.522	0	0	0	0	0	7.522
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.172	0	0	0	0	0	3.172
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	3.033	0	0	0	0	0	3.033
403	12	00	00	Conservación y reparaciones menores de obras	64.775	0	0	0	0	0	64.775
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	64.775	0	0	0	0	0	64.775
403	18	00	00	Impuestos indirectos	23.911	0	0	0	0	0	23.911
403	18	01	00	Impuesto al valor agregado	23.911	0	0	0	0	0	23.911
403	99	00	00	Otros servicios no personales	15.256	0	0	0	0	0	15.256

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026006 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: TRÁMITE **META:** 5.299

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	15.256	0	0	0	0	0	15.256
404	**00**	**00**	**00**	**Activos reales**	**14.653**	**0**	**0**	**0**	**0**	0	**14.653**
404	01	00	00	Repuestos y reparaciones mayores	6.550	0	0	0	0	0	6.550
404	01	02	00	Reparaciones mayores de maquinaria y equipos	6.550	0	0	0	0	0	6.550
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	6.550	0	0	0	0	0	6.550
404	99	00	00	Otros activos reales	8.103	0	0	0	0	0	8.103
404	99	01	00	Otros activos reales	8.103	0	0	0	0	0	8.103
				Totales	**430.506**	**0**	**0**	**0**	**0**	0	**430.506**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026007 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: TRÁMITE **META:** 4.735

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**99.964**	**0**	**0**	**0**	**0**	0	**99.964**
401	07	00	00	Asistencia socio-económica	99.964	0	0	0	0	0	99.964
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	55.400	0	0	0	0	0	55.400
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	31.564	0	0	0	0	0	31.564
401	07	96	00	Otras subvenciones a empleados	7.800	0	0	0	0	0	7.800
401	07	97	00	Otras subvenciones a obreros	5.200	0	0	0	0	0	5.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**127.752**	**0**	**0**	**0**	**0**	0	**127.752**
402	01	00	00	Productos alimenticios y agropecuarios	14.145	0	0	0	0	0	14.145
402	01	01	00	Alimentos y bebidas para personas	14.145	0	0	0	0	0	14.145
402	04	00	00	Productos de cuero y caucho	399	0	0	0	0	0	399
402	04	03	00	Cauchos y tripas para vehículos	399	0	0	0	0	0	399
402	05	00	00	Productos de papel, cartón e impresos	17.381	0	0	0	0	0	17.381
402	05	01	00	Pulpa de madera, papel y cartón	3.288	0	0	0	0	0	3.288
402	05	02	00	Envases y cajas de papel y cartón	1.660	0	0	0	0	0	1.660
402	05	03	00	Productos de papel y cartón para oficina	6.431	0	0	0	0	0	6.431
402	05	04	00	Libros, revistas y periódicos	819	0	0	0	0	0	819
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.183	0	0	0	0	0	5.183
402	06	00	00	Productos químicos y derivados	27.066	0	0	0	0	0	27.066
402	06	02	00	Abonos, plaguicidas y otros	305	0	0	0	0	0	305
402	06	03	00	Tintas, pinturas y colorantes	14.847	0	0	0	0	0	14.847
402	06	04	00	Productos farmacéuticos y medicamentos	6.750	0	0	0	0	0	6.750
402	06	06	00	Combustibles y lubricantes	3.046	0	0	0	0	0	3.046
402	06	08	00	Productos plásticos	2.118	0	0	0	0	0	2.118
402	07	00	00	Productos minerales no metálicos	189	0	0	0	0	0	189

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026007 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: TRÁMITE **META:** 4.735

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	04	00	Cemento, cal y yeso	189	0	0	0	0	0	189
402	08	00	00	Productos metálicos	14.979	0	0	0	0	0	14.979
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.854	0	0	0	0	0	1.854
402	08	09	00	Repuestos y accesorios para equipos de transporte	11.855	0	0	0	0	0	11.855
402	08	10	00	Repuestos y accesorios para otros equipos	1.060	0	0	0	0	0	1.060
402	08	99	00	Otros productos metálicos	210	0	0	0	0	0	210
402	10	00	00	Productos varios y útiles diversos	45.848	0	0	0	0	0	45.848
402	10	01	00	Artículos de deporte, recreación y juguetes	1.392	0	0	0	0	0	1.392
402	10	02	00	Materiales y útiles de limpieza y aseo	11.293	0	0	0	0	0	11.293
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	555	0	0	0	0	0	555
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.491	0	0	0	0	0	4.491
402	10	06	00	Condecoraciones, ofrendas y similares	169	0	0	0	0	0	169
402	10	08	00	Materiales para equipos de computación	23.336	0	0	0	0	0	23.336
402	10	11	00	Materiales eléctricos	2.080	0	0	0	0	0	2.080
402	10	12	00	Materiales para instalaciones sanitarias	1.738	0	0	0	0	0	1.738
402	10	99	00	Otros productos y útiles diversos	794	0	0	0	0	0	794
402	99	00	00	Otros materiales y suministros	7.745	0	0	0	0	0	7.745
402	99	01	00	Otros materiales y suministros	7.745	0	0	0	0	0	7.745
403	**00**	**00**	**00**	**Servicios no personales**	**102.212**	**0**	**0**	**0**	**0**	0	**102.212**
403	06	00	00	Servicios de transporte y almacenaje	613	0	0	0	0	0	613
403	06	03	00	Estacionamiento	441	0	0	0	0	0	441
403	06	04	00	Peaje	51	0	0	0	0	0	51
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	121	0	0	0	0	0	121
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.865	0	0	0	0	0	3.865

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026007 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: TRÁMITE **META:** 4.735

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	3.200	0	0	0	0	0	3.200
403	07	04	00	Avisos	665	0	0	0	0	0	665
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	238	0	0	0	0	0	238
403	08	02	00	Comisiones y gastos bancarios	238	0	0	0	0	0	238
403	09	00	00	Viáticos y pasajes	14.446	0	0	0	0	0	14.446
403	09	01	00	Viáticos y pasajes dentro del país	13.788	0	0	0	0	0	13.788
403	09	03	00	Asignación por kilómetros recorridos	658	0	0	0	0	0	658
403	10	00	00	Servicios profesionales y técnicos	5.200	0	0	0	0	0	5.200
403	10	99	00	Otros servicios profesionales y técnicos	5.200	0	0	0	0	0	5.200
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	21.016	0	0	0	0	0	21.016
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	7.621	0	0	0	0	0	7.621
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	13.395	0	0	0	0	0	13.395
403	12	00	00	Conservación y reparaciones menores de obras	8.821	0	0	0	0	0	8.821
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	8.821	0	0	0	0	0	8.821
403	18	00	00	Impuestos indirectos	26.722	0	0	0	0	0	26.722
403	18	01	00	Impuesto al valor agregado	26.722	0	0	0	0	0	26.722
403	99	00	00	Otros servicios no personales	21.291	0	0	0	0	0	21.291
403	99	01	00	Otros servicios no personales	21.291	0	0	0	0	0	21.291
404	**00**	**00**	**00**	**Activos reales**	**8.011**	**0**	**0**	**0**	**0**	0	**8.011**
404	99	00	00	Otros activos reales	8.011	0	0	0	0	0	8.011
404	99	01	00	Otros activos reales	8.011	0	0	0	0	0	8.011
				Totales	**337.939**	**0**	**0**	**0**	**0**	0	**337.939**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026008 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO COJEDES

UNIDAD DE MEDIDA: TRÁMITE **META:** 18.126

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**69.442**	**0**	**0**	**0**	**0**	0	**69.442**
401	07	00	00	Asistencia socio-económica	69.442	0	0	0	0	0	69.442
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	29.066	0	0	0	0	0	29.066
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	24.305	0	0	0	0	0	24.305
401	07	96	00	Otras subvenciones a empleados	8.198	0	0	0	0	0	8.198
401	07	97	00	Otras subvenciones a obreros	7.873	0	0	0	0	0	7.873
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**106.662**	**0**	**0**	**0**	**0**	0	**106.662**
402	01	00	00	Productos alimenticios y agropecuarios	25.491	0	0	0	0	0	25.491
402	01	01	00	Alimentos y bebidas para personas	24.991	0	0	0	0	0	24.991
402	01	03	00	Productos agrícolas y pecuarios	500	0	0	0	0	0	500
402	02	00	00	Productos de minas, canteras y yacimientos	150	0	0	0	0	0	150
402	02	05	00	Piedra, arcilla, arena y tierra	150	0	0	0	0	0	150
402	03	00	00	Textiles y vestuarios	1.080	0	0	0	0	0	1.080
402	03	01	00	Textiles	550	0	0	0	0	0	550
402	03	02	00	Prendas de vestir	530	0	0	0	0	0	530
402	04	00	00	Productos de cuero y caucho	7.127	0	0	0	0	0	7.127
402	04	03	00	Cauchos y tripas para vehículos	7.127	0	0	0	0	0	7.127
402	05	00	00	Productos de papel, cartón e impresos	9.414	0	0	0	0	0	9.414
402	05	01	00	Pulpa de madera, papel y cartón	3.420	0	0	0	0	0	3.420
402	05	02	00	Envases y cajas de papel y cartón	450	0	0	0	0	0	450
402	05	03	00	Productos de papel y cartón para oficina	4.948	0	0	0	0	0	4.948
402	05	04	00	Libros, revistas y periódicos	250	0	0	0	0	0	250
402	05	05	00	Material de enseñanza	346	0	0	0	0	0	346
402	06	00	00	Productos químicos y derivados	9.990	0	0	0	0	0	9.990

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026008 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO COJEDES

UNIDAD DE MEDIDA: TRÁMITE **META:** 18.126

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	02	00	Abonos, plaguicidas y otros	464	0	0	0	0	0	464
402	06	03	00	Tintas, pinturas y colorantes	5.143	0	0	0	0	0	5.143
402	06	06	00	Combustibles y lubricantes	2.813	0	0	0	0	0	2.813
402	06	08	00	Productos plásticos	1.570	0	0	0	0	0	1.570
402	07	00	00	Productos minerales no metálicos	617	0	0	0	0	0	617
402	07	02	00	Vidrios y productos de vidrio	225	0	0	0	0	0	225
402	07	04	00	Cemento, cal y yeso	392	0	0	0	0	0	392
402	08	00	00	Productos metálicos	12.230	0	0	0	0	0	12.230
402	08	01	00	Productos primarios de hierro y acero	715	0	0	0	0	0	715
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.388	0	0	0	0	0	1.388
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.307	0	0	0	0	0	9.307
402	08	10	00	Repuestos y accesorios para otros equipos	320	0	0	0	0	0	320
402	08	99	00	Otros productos metálicos	500	0	0	0	0	0	500
402	09	00	00	Productos de madera	222	0	0	0	0	0	222
402	09	02	00	Muebles y accesorios de madera para edificaciones	222	0	0	0	0	0	222
402	10	00	00	Productos varios y útiles diversos	23.679	0	0	0	0	0	23.679
402	10	01	00	Artículos de deporte, recreación y juguetes	2.414	0	0	0	0	0	2.414
402	10	02	00	Materiales y útiles de limpieza y aseo	1.461	0	0	0	0	0	1.461
402	10	03	00	Utensilios de cocina y comedor	216	0	0	0	0	0	216
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	352	0	0	0	0	0	352
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.372	0	0	0	0	0	4.372
402	10	06	00	Condecoraciones, ofrendas y similares	2.615	0	0	0	0	0	2.615
402	10	08	00	Materiales para equipos de computación	2.739	0	0	0	0	0	2.739
402	10	11	00	Materiales eléctricos	2.971	0	0	0	0	0	2.971

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026008 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO COJEDES

UNIDAD DE MEDIDA: TRÁMITE **META:** 18.126

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	1.084	0	0	0	0	0	1.084
402	10	13	00	Materiales fotográficos	108	0	0	0	0	0	108
402	10	99	00	Otros productos y útiles diversos	5.347	0	0	0	0	0	5.347
402	99	00	00	Otros materiales y suministros	16.662	0	0	0	0	0	16.662
402	99	01	00	Otros materiales y suministros	16.662	0	0	0	0	0	16.662
403	**00**	**00**	**00**	**Servicios no personales**	**73.612**	**0**	**0**	**0**	**0**	0	**73.612**
403	06	00	00	Servicios de transporte y almacenaje	259	0	0	0	0	0	259
403	06	01	00	Fletes y embalajes	259	0	0	0	0	0	259
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.521	0	0	0	0	0	6.521
403	07	01	00	Publicidad y propaganda	6.305	0	0	0	0	0	6.305
403	07	02	00	Imprenta y reproducción	216	0	0	0	0	0	216
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	283	0	0	0	0	0	283
403	08	02	00	Comisiones y gastos bancarios	283	0	0	0	0	0	283
403	09	00	00	Viáticos y pasajes	17.805	0	0	0	0	0	17.805
403	09	01	00	Viáticos y pasajes dentro del país	16.197	0	0	0	0	0	16.197
403	09	02	00	Viáticos y pasajes fuera del país	1.608	0	0	0	0	0	1.608
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.163	0	0	0	0	0	14.163
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.500	0	0	0	0	0	1.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	6.601	0	0	0	0	0	6.601
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.203	0	0	0	0	0	5.203
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	859	0	0	0	0	0	859
403	12	00	00	Conservación y reparaciones menores de obras	1.820	0	0	0	0	0	1.820
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.820	0	0	0	0	0	1.820
403	18	00	00	Impuestos indirectos	24.584	0	0	0	0	0	24.584

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026008 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO COJEDES

UNIDAD DE MEDIDA: TRÁMITE **META:** 18.126

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	24.584	0	0	0	0	0	24.584
403	99	00	00	Otros servicios no personales	8.177	0	0	0	0	0	8.177
403	99	01	00	Otros servicios no personales	8.177	0	0	0	0	0	8.177
404	**00**	**00**	**00**	**Activos reales**	**14.889**	**0**	**0**	**0**	**0**	0	**14.889**
404	99	00	00	Otros activos reales	14.889	0	0	0	0	0	14.889
404	99	01	00	Otros activos reales	14.889	0	0	0	0	0	14.889
				Totales	**264.605**	**0**	**0**	**0**	**0**	0	**264.605**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026009 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: TRÁMITE **META:** 4.100

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**62.790**	**0**	**0**	**0**	**0**	0	**62.790**
401	07	00	00	Asistencia socio-económica	50.000	0	0	0	0	0	50.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	10.000	0	0	0	0	0	10.000
401	07	96	00	Otras subvenciones a empleados	20.000	0	0	0	0	0	20.000
401	07	97	00	Otras subvenciones a obreros	20.000	0	0	0	0	0	20.000
401	97	00	00	Otros gastos del personal obrero	12.790	0	0	0	0	0	12.790
401	97	01	00	Otros gastos del personal obrero	12.790	0	0	0	0	0	12.790
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**141.828**	**0**	**0**	**0**	**0**	0	**141.828**
402	01	00	00	Productos alimenticios y agropecuarios	12.964	0	0	0	0	0	12.964
402	01	01	00	Alimentos y bebidas para personas	12.964	0	0	0	0	0	12.964
402	02	00	00	Productos de minas, canteras y yacimientos	725	0	0	0	0	0	725
402	02	05	00	Piedra, arcilla, arena y tierra	725	0	0	0	0	0	725
402	03	00	00	Textiles y vestuarios	9.298	0	0	0	0	0	9.298
402	03	02	00	Prendas de vestir	9.298	0	0	0	0	0	9.298
402	04	00	00	Productos de cuero y caucho	4.200	0	0	0	0	0	4.200
402	04	03	00	Cauchos y tripas para vehículos	4.200	0	0	0	0	0	4.200
402	05	00	00	Productos de papel, cartón e impresos	8.153	0	0	0	0	0	8.153
402	05	01	00	Pulpa de madera, papel y cartón	1.203	0	0	0	0	0	1.203
402	05	03	00	Productos de papel y cartón para oficina	4.484	0	0	0	0	0	4.484
402	05	04	00	Libros, revistas y periódicos	257	0	0	0	0	0	257
402	05	06	00	Productos de papel y cartón para computación	1.000	0	0	0	0	0	1.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.209	0	0	0	0	0	1.209
402	06	00	00	Productos químicos y derivados	41.725	0	0	0	0	0	41.725
402	06	03	00	Tintas, pinturas y colorantes	7.566	0	0	0	0	0	7.566

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026009 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: TRÁMITE **META:** 4.100

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	26.069	0	0	0	0	0	26.069
402	06	06	00	Combustibles y lubricantes	6.305	0	0	0	0	0	6.305
402	06	08	00	Productos plásticos	1.785	0	0	0	0	0	1.785
402	07	00	00	Productos minerales no metálicos	2.059	0	0	0	0	0	2.059
402	07	02	00	Vidrios y productos de vidrio	1.000	0	0	0	0	0	1.000
402	07	04	00	Cemento, cal y yeso	1.059	0	0	0	0	0	1.059
402	08	00	00	Productos metálicos	11.914	0	0	0	0	0	11.914
402	08	01	00	Productos primarios de hierro y acero	1.092	0	0	0	0	0	1.092
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.058	0	0	0	0	0	2.058
402	08	09	00	Repuestos y accesorios para equipos de transporte	8.676	0	0	0	0	0	8.676
402	08	10	00	Repuestos y accesorios para otros equipos	22	0	0	0	0	0	22
402	08	99	00	Otros productos metálicos	66	0	0	0	0	0	66
402	09	00	00	Productos de madera	3.500	0	0	0	0	0	3.500
402	09	01	00	Productos primarios de madera	3.500	0	0	0	0	0	3.500
402	10	00	00	Productos varios y útiles diversos	31.607	0	0	0	0	0	31.607
402	10	01	00	Artículos de deporte, recreación y juguetes	2.750	0	0	0	0	0	2.750
402	10	02	00	Materiales y útiles de limpieza y aseo	6.596	0	0	0	0	0	6.596
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.498	0	0	0	0	0	3.498
402	10	06	00	Condecoraciones, ofrendas y similares	2.049	0	0	0	0	0	2.049
402	10	08	00	Materiales para equipos de computación	9.184	0	0	0	0	0	9.184
402	10	11	00	Materiales eléctricos	4.961	0	0	0	0	0	4.961
402	10	12	00	Materiales para instalaciones sanitarias	2.569	0	0	0	0	0	2.569
402	99	00	00	Otros materiales y suministros	15.683	0	0	0	0	0	15.683
402	99	01	00	Otros materiales y suministros	15.683	0	0	0	0	0	15.683

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026009 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: TRÁMITE **META:** 4.100

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**128.938**	**0**	**0**	**0**	**0**	0	**128.938**
403	06	00	00	Servicios de transporte y almacenaje	4.905	0	0	0	0	0	4.905
403	06	01	00	Fletes y embalajes	4.905	0	0	0	0	0	4.905
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.483	0	0	0	0	0	9.483
403	07	02	00	Imprenta y reproducción	2.934	0	0	0	0	0	2.934
403	07	04	00	Avisos	6.549	0	0	0	0	0	6.549
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	424	0	0	0	0	0	424
403	08	02	00	Comisiones y gastos bancarios	424	0	0	0	0	0	424
403	09	00	00	Viáticos y pasajes	29.602	0	0	0	0	0	29.602
403	09	01	00	Viáticos y pasajes dentro del país	29.602	0	0	0	0	0	29.602
403	10	00	00	Servicios profesionales y técnicos	1.998	0	0	0	0	0	1.998
403	10	03	00	Servicios de procesamiento de datos	1.998	0	0	0	0	0	1.998
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	21.390	0	0	0	0	0	21.390
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	17.049	0	0	0	0	0	17.049
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	4.341	0	0	0	0	0	4.341
403	12	00	00	Conservación y reparaciones menores de obras	16.235	0	0	0	0	0	16.235
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	8.735	0	0	0	0	0	8.735
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	7.500	0	0	0	0	0	7.500
403	18	00	00	Impuestos indirectos	28.355	0	0	0	0	0	28.355
403	18	01	00	Impuesto al valor agregado	28.355	0	0	0	0	0	28.355
403	99	00	00	Otros servicios no personales	16.546	0	0	0	0	0	16.546
403	99	01	00	Otros servicios no personales	16.546	0	0	0	0	0	16.546
404	**00**	**00**	**00**	**Activos reales**	**13.694**	**0**	**0**	**0**	**0**	0	**13.694**
404	99	00	00	Otros activos reales	13.694	0	0	0	0	0	13.694

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026009 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: TRÁMITE **META:** 4.100

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	13.694	0	0	0	0	0	13.694
				Totales	**347.250**	**0**	**0**	**0**	**0**	0	**347.250**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026010 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.329

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**73.440**	**0**	**0**	**0**	**0**	0	**73.440**
401	07	00	00	Asistencia socio-económica	73.440	0	0	0	0	0	73.440
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	35.840	0	0	0	0	0	35.840
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	20.000	0	0	0	0	0	20.000
401	07	97	00	Otras subvenciones a obreros	17.600	0	0	0	0	0	17.600
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**112.392**	**0**	**0**	**0**	**0**	0	**112.392**
402	01	00	00	Productos alimenticios y agropecuarios	11.157	0	0	0	0	0	11.157
402	01	01	00	Alimentos y bebidas para personas	11:157	0	0	0	0	0	11.157
402	02	00	00	Productos de minas, canteras y yacimientos	1.450	0	0	0	0	0	1.450
402	02	05	00	Piedra, arcilla, arena y tierra	1.450	0	0	0	0	0	1.450
402	03	00	00	Textiles y vestuarios	1.716	0	0	0	0	0	1.716
402	03	01	00	Textiles	1.716	0	0	0	0	0	1.716
402	04	00	00	Productos de cuero y caucho	6.230	0	0	0	0	0	6.230
402	04	02	00	Productos de cuero y sucedáneos del cuero	250	0	0	0	0	0	250
402	04	03	00	Cauchos y tripas para vehículos	5.980	0	0	0	0	0	5.980
402	05	00	00	Productos de papel, cartón e impresos	8.930	0	0	0	0	0	8.930
402	05	01	00	Pulpa de madera, papel y cartón	1.626	0	0	0	0	0	1.626
402	05	03	00	Productos de papel y cartón para oficina	5.806	0	0	0	0	0	5.806
402	05	04	00	Libros, revistas y periódicos	200	0	0	0	0	0	200
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.298	0	0	0	0	0	1.298
402	06	00	00	Productos químicos y derivados	24.632	0	0	0	0	0	24.632
402	06	03	00	Tintas, pinturas y colorantes	8.219	0	0	0	0	0	8.219
402	06	04	00	Productos farmacéuticos y medicamentos	10.220	0	0	0	0	0	10.220
402	06	06	00	Combustibles y lubricantes	4.237	0	0	0	0	0	4.237

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026010 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.329

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	1.956	0	0	0	0	0	1.956
402	07	00	00	Productos minerales no metálicos	3.075	0	0	0	0	0	3.075
402	07	02	00	Vidrios y productos de vidrio	650	0	0	0	0	0	650
402	07	03	00	Productos de arcilla para construcción	337	0	0	0	0	0	337
402	07	04	00	Cemento, cal y yeso	288	0	0	0	0	0	288
402	07	99	00	Otros productos minerales no metálicos	1.800	0	0	0	0	0	1.800
402	08	00	00	Productos metálicos	24.309	0	0	0	0	0	24.309
402	08	01	00	Productos primarios de hierro y acero	156	0	0	0	0	0	156
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.630	0	0	0	0	0	2.630
402	08	09	00	Repuestos y accesorios para equipos de transporte	17.175	0	0	0	0	0	17.175
402	08	10	00	Repuestos y accesorios para otros equipos	2.070	0	0	0	0	0	2.070
402	08	99	00	Otros productos metálicos	2.278	0	0	0	0	0	2.278
402	09	00	00	Productos de madera	325	0	0	0	0	0	325
402	09	01	00	Productos primarios de madera	325	0	0	0	0	0	325
402	10	00	00	Productos varios y útiles diversos	26.969	0	0	0	0	0	26.969
402	10	01	00	Artículos de deporte, recreación y juguetes	1.000	0	0	0	0	0	1.000
402	10	02	00	Materiales y útiles de limpieza y aseo	2.044	0	0	0	0	0	2.044
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.310	0	0	0	0	0	4.310
402	10	06	00	Condecoraciones, ofrendas y similares	154	0	0	0	0	0	154
402	10	08	00	Materiales para equipos de computación	10.354	0	0	0	0	0	10.354
402	10	11	00	Materiales eléctricos	6.081	0	0	0	0	0	6.081
402	10	12	00	Materiales para instalaciones sanitarias	950	0	0	0	0	0	950
402	10	99	00	Otros productos y útiles diversos	2.076	0	0	0	0	0	2.076
402	99	00	00	Otros materiales y suministros	3.599	0	0	0	0	0	3.599

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026010 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.329

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	01	00	Otros materiales y suministros	3.599	0	0	0	0	0	3.599
403	**00**	**00**	**00**	**Servicios no personales**	**144.150**	**0**	**0**	**0**	**0**	0	**144.150**
403	02	00	00	Alquileres de maquinaria y equipos	4.415	0	0	0	0	0	4.415
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.300	0	0	0	0	0	2.300
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	2.115	0	0	0	0	0	2.115
403	04	00	00	Servicios básicos	420	0	0	0	0	0	420
403	04	05	00	Servicio de comunicaciones	420	0	0	0	0	0	420
403	06	00	00	Servicios de transporte y almacenaje	2.639	0	0	0	0	0	2.639
403	06	01	00	Fletes y embalajes	2.148	0	0	0	0	0	2.148
403	06	03	00	Estacionamiento	378	0	0	0	0	0	378
403	06	04	00	Peaje	113	0	0	0	0	0	113
403	07	00	00	Servicios de información, impresión y relaciones públicas	11.810	0	0	0	0	0	11.810
403	07	01	00	Publicidad y propaganda	6.000	0	0	0	0	0	6.000
403	07	02	00	Imprenta y reproducción	5.560	0	0	0	0	0	5.560
403	07	04	00	Avisos	250	0	0	0	0	0	250
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	190	0	0	0	0	0	190
403	08	02	00	Comisiones y gastos bancarios	190	0	0	0	0	0	190
403	09	00	00	Viáticos y pasajes	37.043	0	0	0	0	0	37.043
403	09	01	00	Viáticos y pasajes dentro del país	37.043	0	0	0	0	0	37.043
403	10	00	00	Servicios profesionales y técnicos	21.975	0	0	0	0	0	21.975
403	10	09	00	Servicios de lavandería y tintorería	375	0	0	0	0	0	375
403	10	10	00	Servicios de vigilancia	21.600	0	0	0	0	0	21.600
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	17.495	0	0	0	0	0	17.495
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	739	0	0	0	0	0	739

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 610026010 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.329

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	6.783	0	0	0	0	0	6.783
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	325	0	0	0	0	0	325
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.568	0	0	0	0	0	2.568
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	7.080	0	0	0	0	0	7.080
403	12	00	00	Conservación y reparaciones menores de obras	16.152	0	0	0	0	0	16.152
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	16.152	0	0	0	0	0	16.152
403	18	00	00	Impuestos indirectos	26.965	0	0	0	0	0	26.965
403	18	01	00	Impuesto al valor agregado	26.965	0	0	0	0	0	26.965
403	99	00	00	Otros servicios no personales	5.046	0	0	0	0	0	5.046
403	99	01	00	Otros servicios no personales	5.046	0	0	0	0	0	5.046
404	**00**	**00**	**00**	**Activos reales**	**7.724**	**0**	**0**	**0**	**0**	0	**7.724**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	5.213	0	0	0	0	0	5.213
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	318	0	0	0	0	0	318
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	1.625	0	0	0	0	0	1.625
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.270	0	0	0	0	0	3.270
404	99	00	00	Otros activos reales	2.511	0	0	0	0	0	2.511
404	99	01	00	Otros activos reales	2.511	0	0	0	0	0	2.511
				Totales	**337.706**	**0**	**0**	**0**	**0**	0	**337.706**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026011 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.671

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**51.988**	**0**	**0**	**0**	**0**	0	**51.988**
401	07	00	00	Asistencia socio-económica	51.988	0	0	0	0	0	51.988
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	25.994	0	0	0	0	0	25.994
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	25.994	0	0	0	0	0	25.994
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**105.902**	**0**	**0**	**0**	**0**	0	**105.902**
402	01	00	00	Productos alimenticios y agropecuarios	11.451	0	0	0	0	0	11.451
402	01	01	00	Alimentos y bebidas para personas	11.201	0	0	0	0	0	11.201
402	01	03	00	Productos agrícolas y pecuarios	250	0	0	0	0	0	250
402	02	00	00	Productos de minas, canteras y yacimientos	2.250	0	0	0	0	0	2.250
402	02	02	00	Petróleo crudo y gas natural	1.900	0	0	0	0	0	1.900
402	02	05	00	Piedra, arcilla, arena y tierra	350	0	0	0	0	0	350
402	03	00	00	Textiles y vestuarios	2.227	0	0	0	0	0	2.227
402	03	02	00	Prendas de vestir	1.500	0	0	0	0	0	1.500
402	03	99	00	Otros productos textiles y vestuarios	727	0	0	0	0	0	727
402	04	00	00	Productos de cuero y caucho	4.257	0	0	0	0	0	4.257
402	04	03	00	Cauchos y tripas para vehículos	4.257	0	0	0	0	0	4.257
402	05	00	00	Productos de papel, cartón e impresos	12.007	0	0	0	0	0	12.007
402	05	01	00	Pulpa de madera, papel y cartón	2.952	0	0	0	0	0	2.952
402	05	03	00	Productos de papel y cartón para oficina	8.156	0	0	0	0	0	8.156
402	05	04	00	Libros, revistas y periódicos	86	0	0	0	0	0	86
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	813	0	0	0	0	0	813
402	06	00	00	Productos químicos y derivados	10.371	0	0	0	0	0	10.371
402	06	02	00	Abonos, plaguicidas y otros	85	0	0	0	0	0	85
402	06	03	00	Tintas, pinturas y colorantes	3.673	0	0	0	0	0	3.673

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026011 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.671

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	2.993	0	0	0	0	0	2.993
402	06	08	00	Productos plásticos	3.620	0	0	0	0	0	3.620
402	07	00	00	Productos minerales no metálicos	2.025	0	0	0	0	0	2.025
402	07	02	00	Vidrios y productos de vidrio	25	0	0	0	0	0	25
402	07	03	00	Productos de arcilla para construcción	1.300	0	0	0	0	0	1.300
402	07	04	00	Cemento, cal y yeso	700	0	0	0	0	0	700
402	08	00	00	Productos metálicos	19.883	0	0	0	0	0	19.883
402	08	01	00	Productos primarios de hierro y acero	450	0	0	0	0	0	450
402	08	02	00	Productos de metales no ferrosos	500	0	0	0	0	0	500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.857	0	0	0	0	0	2.857
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.445	0	0	0	0	0	15.445
402	08	10	00	Repuestos y accesorios para otros equipos	383	0	0	0	0	0	383
402	08	99	00	Otros productos metálicos	248	0	0	0	0	0	248
402	10	00	00	Productos varios y útiles diversos	27.663	0	0	0	0	0	27.663
402	10	01	00	Artículos de deporte, recreación y juguetes	500	0	0	0	0	0	500
402	10	02	00	Materiales y útiles de limpieza y aseo	2.922	0	0	0	0	0	2.922
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	400	0	0	0	0	0	400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.019	0	0	0	0	0	3.019
402	10	06	00	Condecoraciones, ofrendas y similares	375	0	0	0	0	0	375
402	10	08	00	Materiales para equipos de computación	9.900	0	0	0	0	0	9.900
402	10	11	00	Materiales eléctricos	3.476	0	0	0	0	0	3.476
402	10	12	00	Materiales para instalaciones sanitarias	7.022	0	0	0	0	0	7.022
402	10	13	00	Materiales fotográficos	49	0	0	0	0	0	49
402	99	00	00	Otros materiales y suministros	13.768	0	0	0	0	0	13.768

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026011 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.671

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	01	00	Otros materiales y suministros	13.768	0	0	0	0	0	13.768
403	**00**	**00**	**00**	**Servicios no personales**	**133.501**	**0**	**0**	**0**	**0**	0	**133.501**
403	06	00	00	Servicios de transporte y almacenaje	250	0	0	0	0	0	250
403	06	01	00	Fletes y embalajes	250	0	0	0	0	0	250
403	07	00	00	Servicios de información, impresión y relaciones públicas	905	0	0	0	0	0	905
403	07	02	00	Imprenta y reproducción	905	0	0	0	0	0	905
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	237	0	0	0	0	0	237
403	08	02	00	Comisiones y gastos bancarios	237	0	0	0	0	0	237
403	09	00	00	Viáticos y pasajes	32.412	0	0	0	0	0	32.412
403	09	01	00	Viáticos y pasajes dentro del país	32.412	0	0	0	0	0	32.412
403	10	00	00	Servicios profesionales y técnicos	25.085	0	0	0	0	0	25.085
403	10	04	00	Servicios de ingeniería y arquitectónicos	21.643	0	0	0	0	0	21.643
403	10	99	00	Otros servicios profesionales y técnicos	3.442	0	0	0	0	0	3.442
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.059	0	0	0	0	0	14.059
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	127	0	0	0	0	0	127
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.691	0	0	0	0	0	8.691
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.241	0	0	0	0	0	5.241
403	12	00	00	Conservación y reparaciones menores de obras	3.500	0	0	0	0	0	3.500
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.500	0	0	0	0	0	3.500
403	18	00	00	Impuestos indirectos	42.332	0	0	0	0	0	42.332
403	18	01	00	Impuesto al valor agregado	42.332	0	0	0	0	0	42.332
403	99	00	00	Otros servicios no personales	14.721	0	0	0	0	0	14.721
403	99	01	00	Otros servicios no personales	14.721	0	0	0	0	0	14.721
404	**00**	**00**	**00**	**Activos reales**	**16.060**	**0**	**0**	**0**	**0**	0	**16.060**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026011 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.671

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	00	00	Otros activos reales	16.060	0	0	0	0	0	16.060
404	99	01	00	Otros activos reales	16.060	0	0	0	0	0	16.060
				Totales	**307.451**	**0**	**0**	**0**	**0**	0	**307.451**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026012 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO LARA

UNIDAD DE MEDIDA: TRÁMITE **META:** 12.277

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**43.754**	**0**	**0**	**0**	**0**	0	**43.754**
401	07	00	00	Asistencia socio-económica	43.754	0	0	0	0	0	43.754
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	43.754	0	0	0	0	0	43.754
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**74.933**	**0**	**0**	**0**	**0**	0	**74.933**
402	01	00	00	Productos alimenticios y agropecuarios	3.290	0	0	0	0	0	3.290
402	01	01	00	Alimentos y bebidas para personas	3.290	0	0	0	0	0	3.290
402	02	00	00	Productos de minas, canteras y yacimientos	1.900	0	0	0	0	0	1.900
402	02	02	00	Petróleo crudo y gas natural	1.900	0	0	0	0	0	1.900
402	04	00	00	Productos de cuero y caucho	4.636	0	0	0	0	0	4.636
402	04	03	00	Cauchos y tripas para vehículos	4.636	0	0	0	0	0	4.636
402	05	00	00	Productos de papel, cartón e impresos	8.778	0	0	0	0	0	8.778
402	05	01	00	Pulpa de madera, papel y cartón	1.195	0	0	0	0	0	1.195
402	05	03	00	Productos de papel y cartón para oficina	2.954	0	0	0	0	0	2.954
402	05	06	00	Productos de papel y cartón para computación	708	0	0	0	0	0	708
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.921	0	0	0	0	0	3.921
402	06	00	00	Productos químicos y derivados	12.194	0	0	0	0	0	12.194
402	06	03	00	Tintas, pinturas y colorantes	8.222	0	0	0	0	0	8.222
402	06	04	00	Productos farmacéuticos y medicamentos	647	0	0	0	0	0	647
402	06	06	00	Combustibles y lubricantes	2.485	0	0	0	0	0	2.485
402	06	08	00	Productos plásticos	840	0	0	0	0	0	840
402	07	00	00	Productos minerales no metálicos	839	0	0	0	0	0	839
402	07	01	00	Productos de barro, loza y porcelana	221	0	0	0	0	0	221
402	07	02	00	Vidrios y productos de vidrio	344	0	0	0	0	0	344
402	07	04	00	Cemento, cal y yeso	274	0	0	0	0	0	274

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026012 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO LARA

UNIDAD DE MEDIDA: TRÁMITE **META:** 12.277

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	6.132	0	0	0	0	0	6.132
402	08	01	00	Productos primarios de hierro y acero	300	0	0	0	0	0	300
402	08	02	00	Productos de metales no ferrosos	700	0	0	0	0	0	700
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.706	0	0	0	0	0	1.706
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.400	0	0	0	0	0	2.400
402	08	10	00	Repuestos y accesorios para otros equipos	1.026	0	0	0	0	0	1.026
402	09	00	00	Productos de madera	126	0	0	0	0	0	126
402	09	01	00	Productos primarios de madera	126	0	0	0	0	0	126
402	10	00	00	Productos varios y útiles diversos	30.605	0	0	0	0	0	30.605
402	10	02	00	Materiales y útiles de limpieza y aseo	7.644	0	0	0	0	0	7.644
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	190	0	0	0	0	0	190
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.747	0	0	0	0	0	6.747
402	10	06	00	Condecoraciones, ofrendas y similares	620	0	0	0	0	0	620
402	10	08	00	Materiales para equipos de computación	1.938	0	0	0	0	0	1.938
402	10	11	00	Materiales eléctricos	12.258	0	0	0	0	0	12.258
402	10	12	00	Materiales para instalaciones sanitarias	1.208	0	0	0	0	0	1.208
402	99	00	00	Otros materiales y suministros	6.433	0	0	0	0	0	6.433
402	99	01	00	Otros materiales y suministros	6.433	0	0	0	0	0	6.433
403	**00**	**00**	**00**	**Servicios no personales**	**267.447**	**0**	**0**	**0**	**0**	0	**267.447**
403	06	00	00	Servicios de transporte y almacenaje	6.470	0	0	0	0	0	6.470
403	06	04	00	Peaje	390	0	0	0	0	0	390
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	6.080	0	0	0	0	0	6.080
403	07	00	00	Servicios de información, impresión y relaciones públicas	131	0	0	0	0	0	131
403	07	02	00	Imprenta y reproducción	131	0	0	0	0	0	131

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026012 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO LARA

UNIDAD DE MEDIDA: TRÁMITE **META:** 12.277

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	350	0	0	0	0	0	350
403	08	02	00	Comisiones y gastos bancarios	350	0	0	0	0	0	350
403	09	00	00	Viáticos y pasajes	23.879	0	0	0	0	0	23.879
403	09	01	00	Viáticos y pasajes dentro del país	23.639	0	0	0	0	0	23.639
403	09	03	00	Asignación por kilómetros recorridos	240	0	0	0	0	0	240
403	10	00	00	Servicios profesionales y técnicos	148.750	0	0	0	0	0	148.750
403	10	01	00	Servicios jurídicos	148.750	0	0	0	0	0	148.750
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	45.579	0	0	0	0	0	45.579
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.914	0	0	0	0	0	10.914
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	34.665	0	0	0	0	0	34.665
403	18	00	00	Impuestos indirectos	36.782	0	0	0	0	0	36.782
403	18	01	00	Impuesto al valor agregado	36.782	0	0	0	0	0	36.782
403	99	00	00	Otros servicios no personales	5.506	0	0	0	0	0	5.506
403	99	01	00	Otros servicios no personales	5.506	0	0	0	0	0	5.506
404	**00**	**00**	**00**	**Activos reales**	**5.458**	**0**	**0**	**0**	**0**	0	**5.458**
404	99	00	00	Otros activos reales	5.458	0	0	0	0	0	5.458
404	99	01	00	Otros activos reales	5.458	0	0	0	0	0	5.458
407	**00**	**00**	**00**	**Transferencias y donaciones**	**36.446**	**0**	**0**	**0**	**0**	0	**36.446**
407	01	00	00	Transferencias y donaciones corrientes internas	36.446	0	0	0	0	0	36.446
407	01	01	00	Transferencias corrientes internas al sector privado	36.446	0	0	0	0	0	36.446
407	01	01	73	Subsidios a instituciones benéficas privadas	36.446	0	0	0	0	0	36.446
				Totales	**428.038**	**0**	**0**	**0**	**0**	0	**428.038**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026013 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: TRÁMITE **META:** 4.470

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**150.000**	**0**	**0**	**0**	**0**	0	**150.000**
401	07	00	00	Asistencia socio-económica	150.000	0	0	0	0	0	150.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	99.291	0	0	0	0	0	99.291
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	50.709	0	0	0	0	0	50.709
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**133.409**	**0**	**0**	**0**	**0**	0	**133.409**
402	01	00	00	Productos alimenticios y agropecuarios	10.714	0	0	0	0	0	10.714
402	01	01	00	Alimentos y bebidas para personas	10.714	0	0	0	0	0	10.714
402	02	00	00	Productos de minas, canteras y yacimientos	762	0	0	0	0	0	762
402	02	05	00	Piedra, arcilla, arena y tierra	762	0	0	0	0	0	762
402	03	00	00	Textiles y vestuarios	3.250	0	0	0	0	0	3.250
402	03	01	00	Textiles	750	0	0	0	0	0	750
402	03	02	00	Prendas de vestir	2.500	0	0	0	0	0	2.500
402	04	00	00	Productos de cuero y caucho	12.650	0	0	0	0	0	12.650
402	04	03	00	Cauchos y tripas para vehículos	12.650	0	0	0	0	0	12.650
402	05	00	00	Productos de papel, cartón e impresos	11.311	0	0	0	0	0	11.311
402	05	01	00	Pulpa de madera, papel y cartón	817	0	0	0	0	0	817
402	05	03	00	Productos de papel y cartón para oficina	9.814	0	0	0	0	0	9.814
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	680	0	0	0	0	0	680
402	06	00	00	Productos químicos y derivados	20.599	0	0	0	0	0	20.599
402	06	03	00	Tintas, pinturas y colorantes	9.418	0	0	0	0	0	9.418
402	06	04	00	Productos farmacéuticos y medicamentos	3.000	0	0	0	0	0	3.000
402	06	06	00	Combustibles y lubricantes	7.375	0	0	0	0	0	7.375
402	06	08	00	Productos plásticos	806	0	0	0	0	0	806
402	07	00	00	Productos minerales no metálicos	3.594	0	0	0	0	0	3.594

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026013 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: TRÁMITE **META:** 4.470

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	02	00	Vidrios y productos de vidrio	844	0	0	0	0	0	844
402	07	03	00	Productos de arcilla para construcción	1.500	0	0	0	0	0	1.500
402	07	04	00	Cemento, cal y yeso	1.250	0	0	0	0	0	1.250
402	08	00	00	Productos metálicos	36.558	0	0	0	0	0	36.558
402	08	01	00	Productos primarios de hierro y acero	2.500	0	0	0	0	0	2.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.762	0	0	0	0	0	6.762
402	08	09	00	Repuestos y accesorios para equipos de transporte	19.858	0	0	0	0	0	19.858
402	08	10	00	Repuestos y accesorios para otros equipos	7.438	0	0	0	0	0	7.438
402	09	00	00	Productos de madera	1.000	0	0	0	0	0	1.000
402	09	01	00	Productos primarios de madera	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	29.534	0	0	0	0	0	29.534
402	10	01	00	Artículos de deporte, recreación y juguetes	948	0	0	0	0	0	948
402	10	02	00	Materiales y útiles de limpieza y aseo	5.011	0	0	0	0	0	5.011
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.000	0	0	0	0	0	1.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.589	0	0	0	0	0	6.589
402	10	06	00	Condecoraciones, ofrendas y similares	1.132	0	0	0	0	0	1.132
402	10	08	00	Materiales para equipos de computación	5.620	0	0	0	0	0	5.620
402	10	11	00	Materiales eléctricos	7.184	0	0	0	0	0	7.184
402	10	12	00	Materiales para instalaciones sanitarias	2.050	0	0	0	0	0	2.050
402	99	00	00	Otros materiales y suministros	3.437	0	0	0	0	0	3.437
402	99	01	00	Otros materiales y suministros	3.437	0	0	0	0	0	3.437
403	**00**	**00**	**00**	**Servicios no personales**	**228.341**	**0**	**0**	**0**	**0**	0	**228.341**
403	06	00	00	Servicios de transporte y almacenaje	1.137	0	0	0	0	0	1.137
403	06	01	00	Fletes y embalajes	1.137	0	0	0	0	0	1.137

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 610026013 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: TRÁMITE **META:** 4.470

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.388	0	0	0	0	0	4.388
403	07	01	00	Publicidad y propaganda	638	0	0	0	0	0	638
403	07	02	00	Imprenta y reproducción	3.750	0	0	0	0	0	3.750
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	52	0	0	0	0	0	52
403	08	02	00	Comisiones y gastos bancarios	52	0	0	0	0	0	52
403	09	00	00	Viáticos y pasajes	41.622	0	0	0	0	0	41.622
403	09	01	00	Viáticos y pasajes dentro del país	39.766	0	0	0	0	0	39.766
403	09	03	00	Asignación por kilómetros recorridos	1.856	0	0	0	0	0	1.856
403	10	00	00	Servicios profesionales y técnicos	112.745	0	0	0	0	0	112.745
403	10	10	00	Servicios de vigilancia	112.745	0	0	0	0	0	112.745
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	16.157	0	0	0	0	0	16.157
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	3.450	0	0	0	0	0	3.450
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.190	0	0	0	0	0	5.190
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	981	0	0	0	0	0	981
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	1.350	0	0	0	0	0	1.350
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.186	0	0	0	0	0	5.186
403	18	00	00	Impuestos indirectos	38.979	0	0	0	0	0	38.979
403	18	01	00	Impuesto al valor agregado	38.979	0	0	0	0	0	38.979
403	99	00	00	Otros servicios no personales	13.261	0	0	0	0	0	13.261
403	99	01	00	Otros servicios no personales	13.261	0	0	0	0	0	13.261
404	**00**	**00**	**00**	**Activos reales**	**7.370**	**0**	**0**	**0**	**0**	0	**7.370**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	750	0	0	0	0	0	750
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	750	0	0	0	0	0	750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026013 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: TRÁMITE **META:** 4.470

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	500	0	0	0	0	0	500
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	500	0	0	0	0	0	500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.000	0	0	0	0	0	1.000
404	07	01	00	Equipos científicos y de laboratorio	1.000	0	0	0	0	0	1.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.250	0	0	0	0	0	4.250
404	09	01	00	Mobiliario y equipos de oficina	2.250	0	0	0	0	0	2.250
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.000	0	0	0	0	0	2.000
404	99	00	00	Otros activos reales	870	0	0	0	0	0	870
404	99	01	00	Otros activos reales	870	0	0	0	0	0	870
				Totales	**519.120**	**0**	**0**	**0**	**0**	0	**519.120**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026014 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.993

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**43.753**	**0**	**0**	**0**	**0**	0	**43.753**
401	07	00	00	Asistencia socio-económica	43.753	0	0	0	0	0	43.753
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	43.753	0	0	0	0	0	43.753
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**120.329**	**0**	**0**	**0**	**0**	0	**120.329**
402	01	00	00	Productos alimenticios y agropecuarios	10.275	0	0	0	0	0	10.275
402	01	01	00	Alimentos y bebidas para personas	10.275	0	0	0	0	0	10.275
402	03	00	00	Textiles y vestuarios	4.366	0	0	0	0	0	4.366
402	03	01	00	Textiles	1.240	0	0	0	0	0	1.240
402	03	02	00	Prendas de vestir	3.126	0	0	0	0	0	3.126
402	04	00	00	Productos de cuero y caucho	5.166	0	0	0	0	0	5.166
402	04	03	00	Cauchos y tripas para vehículos	5.166	0	0	0	0	0	5.166
402	05	00	00	Productos de papel, cartón e impresos	8.154	0	0	0	0	0	8.154
402	05	01	00	Pulpa de madera, papel y cartón	540	0	0	0	0	0	540
402	05	03	00	Productos de papel y cartón para oficina	2.514	0	0	0	0	0	2.514
402	05	06	00	Productos de papel y cartón para computación	2.404	0	0	0	0	0	2.404
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.696	0	0	0	0	0	2.696
402	06	00	00	Productos químicos y derivados	13.666	0	0	0	0	0	13.666
402	06	03	00	Tintas, pinturas y colorantes	6.334	0	0	0	0	0	6.334
402	06	04	00	Productos farmacéuticos y medicamentos	650	0	0	0	0	0	650
402	06	06	00	Combustibles y lubricantes	3.892	0	0	0	0	0	3.892
402	06	08	00	Productos plásticos	2.790	0	0	0	0	0	2.790
402	07	00	00	Productos minerales no metálicos	2.150	0	0	0	0	0	2.150
402	07	03	00	Productos de arcilla para construcción	750	0	0	0	0	0	750
402	07	04	00	Cemento, cal y yeso	1.400	0	0	0	0	0	1.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026014 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.993

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	15.919	0	0	0	0	0	15.919
402	08	02	00	Productos de metales no ferrosos	150	0	0	0	0	0	150
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.880	0	0	0	0	0	3.880
402	08	04	00	Productos metálicos estructurales	270	0	0	0	0	0	270
402	08	07	00	Material de señalamiento	2.650	0	0	0	0	0	2.650
402	08	09	00	Repuestos y accesorios para equipos de transporte	8.177	0	0	0	0	0	8.177
402	08	10	00	Repuestos y accesorios para otros equipos	792	0	0	0	0	0	792
402	09	00	00	Productos de madera	100	0	0	0	0	0	100
402	09	01	00	Productos primarios de madera	100	0	0	0	0	0	100
402	10	00	00	Productos varios y útiles diversos	42.190	0	0	0	0	0	42.190
402	10	01	00	Artículos de deporte, recreación y juguetes	944	0	0	0	0	0	944
402	10	02	00	Materiales y útiles de limpieza y aseo	2.388	0	0	0	0	0	2.388
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.270	0	0	0	0	0	3.270
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.574	0	0	0	0	0	6.574
402	10	06	00	Condecoraciones, ofrendas y similares	3.574	0	0	0	0	0	3.574
402	10	08	00	Materiales para equipos de computación	19.882	0	0	0	0	0	19.882
402	10	11	00	Materiales eléctricos	4.530	0	0	0	0	0	4.530
402	10	12	00	Materiales para instalaciones sanitarias	1.028	0	0	0	0	0	1.028
402	99	00	00	Otros materiales y suministros	18.343	0	0	0	0	0	18.343
402	99	01	00	Otros materiales y suministros	18.343	0	0	0	0	0	18.343
403	**00**	**00**	**00**	**Servicios no personales**	**130.423**	**0**	**0**	**0**	**0**	0	**130.423**
403	01	00	00	Alquileres de inmuebles	550	0	0	0	0	0	550
403	01	01	00	Alquileres de edificios y locales	550	0	0	0	0	0	550
403	02	00	00	Alquileres de maquinaria y equipos	520	0	0	0	0	0	520

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026014 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.993

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	520	0	0	0	0	0	520
403	04	00	00	Servicios básicos	1.148	0	0	0	0	0	1.148
403	04	05	00	Servicio de comunicaciones	1.148	0	0	0	0	0	1.148
403	06	00	00	Servicios de transporte y almacenaje	470	0	0	0	0	0	470
403	06	03	00	Estacionamiento	470	0	0	0	0	0	470
403	07	00	00	Servicios de información, impresión y relaciones públicas	260	0	0	0	0	0	260
403	07	02	00	Imprenta y reproducción	260	0	0	0	0	0	260
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	180	0	0	0	0	0	180
403	08	02	00	Comisiones y gastos bancarios	180	0	0	0	0	0	180
403	09	00	00	Viáticos y pasajes	63.153	0	0	0	0	0	63.153
403	09	01	00	Viáticos y pasajes dentro del país	63.153	0	0	0	0	0	63.153
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	16.030	0	0	0	0	0	16.030
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	178	0	0	0	0	0	178
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	7.115	0	0	0	0	0	7.115
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	200	0	0	0	0	0	200
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	7.514	0	0	0	0	0	7.514
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.023	0	0	0	0	0	1.023
403	12	00	00	Conservación y reparaciones menores de obras	500	0	0	0	0	0	500
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	500	0	0	0	0	0	500
403	18	00	00	Impuestos indirectos	30.158	0	0	0	0	0	30.158
403	18	01	00	Impuesto al valor agregado	30.158	0	0	0	0	0	30.158
403	99	00	00	Otros servicios no personales	17.454	0	0	0	0	0	17.454
403	99	01	00	Otros servicios no personales	17.454	0	0	0	0	0	17.454

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026014 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.993

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**28.789**	**0**	**0**	**0**	**0**	0	**28.789**
404	99	00	00	Otros activos reales	28.789	0	0	0	0	0	28.789
404	99	01	00	Otros activos reales	28.789	0	0	0	0	0	28.789
				Totales	**323.294**	**0**	**0**	**0**	**0**	0	**323.294**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026015 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.993

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**139.072**	**0**	**0**	**0**	**0**	0	**139.072**
401	07	00	00	Asistencia socio-económica	139.072	0	0	0	0	0	139.072
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	66.400	0	0	0	0	0	66.400
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	72.672	0	0	0	0	0	72.672
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**120.900**	**0**	**0**	**0**	**0**	0	**120.900**
402	01	00	00	Productos alimenticios y agropecuarios	22.004	0	0	0	0	0	22.004
402	01	01	00	Alimentos y bebidas para personas	22.004	0	0	0	0	0	22.004
402	03	00	00	Textiles y vestuarios	5.860	0	0	0	0	0	5.860
402	03	02	00	Prendas de vestir	4.650	0	0	0	0	0	4.650
402	03	03	00	Calzados	1.210	0	0	0	0	0	1.210
402	04	00	00	Productos de cuero y caucho	4.140	0	0	0	0	0	4.140
402	04	03	00	Cauchos y tripas para vehículos	4.140	0	0	0	0	0	4.140
402	05	00	00	Productos de papel, cartón e impresos	20.014	0	0	0	0	0	20.014
402	05	01	00	Pulpa de madera, papel y cartón	2.680	0	0	0	0	0	2.680
402	05	03	00	Productos de papel y cartón para oficina	5.500	0	0	0	0	0	5.500
402	05	04	00	Libros, revistas y periódicos	398	0	0	0	0	0	398
402	05	06	00	Productos de papel y cartón para computación	4.194	0	0	0	0	0	4.194
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.242	0	0	0	0	0	7.242
402	06	00	00	Productos químicos y derivados	12.793	0	0	0	0	0	12.793
402	06	02	00	Abonos, plaguicidas y otros	278	0	0	0	0	0	278
402	06	03	00	Tintas, pinturas y colorantes	7.334	0	0	0	0	0	7.334
402	06	04	00	Productos farmacéuticos y medicamentos	500	0	0	0	0	0	500
402	06	06	00	Combustibles y lubricantes	1.802	0	0	0	0	0	1.802
402	06	07	00	Productos diversos derivados del petróleo y del carbón	250	0	0	0	0	0	250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026015 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.993

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	2.629	0	0	0	0	0	2.629
402	07	00	00	Productos minerales no metálicos	1.807	0	0	0	0	0	1.807
402	07	02	00	Vidrios y productos de vidrio	835	0	0	0	0	0	835
402	07	03	00	Productos de arcilla para construcción	250	0	0	0	0	0	250
402	07	04	00	Cemento, cal y yeso	722	0	0	0	0	0	722
402	08	00	00	Productos metálicos	7.965	0	0	0	0	0	7.965
402	08	01	00	Productos primarios de hierro y acero	750	0	0	0	0	0	750
402	08	02	00	Productos de metales no ferrosos	3.031	0	0	0	0	0	3.031
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.250	0	0	0	0	0	1.250
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.934	0	0	0	0	0	2.934
402	10	00	00	Productos varios y útiles diversos	29.582	0	0	0	0	0	29.582
402	10	01	00	Artículos de deporte, recreación y juguetes	1.261	0	0	0	0	0	1.261
402	10	02	00	Materiales y útiles de limpieza y aseo	2.273	0	0	0	0	0	2.273
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	250	0	0	0	0	0	250
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.905	0	0	0	0	0	4.905
402	10	06	00	Condecoraciones, ofrendas y similares	5.041	0	0	0	0	0	5.041
402	10	08	00	Materiales para equipos de computación	9.166	0	0	0	0	0	9.166
402	10	11	00	Materiales eléctricos	4.841	0	0	0	0	0	4.841
402	10	12	00	Materiales para instalaciones sanitarias	1.198	0	0	0	0	0	1.198
402	10	13	00	Materiales fotográficos	647	0	0	0	0	0	647
402	99	00	00	Otros materiales y suministros	16.735	0	0	0	0	0	16.735
402	99	01	00	Otros materiales y suministros	16.735	0	0	0	0	0	16.735
403	**00**	**00**	**00**	**Servicios no personales**	**197.109**	**0**	**0**	**0**	**0**	0	**197.109**
403	02	00	00	Alquileres de maquinaria y equipos	7.240	0	0	0	0	0	7.240

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026015 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.993

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	5.000	0	0	0	0	0	5.000
403	02	99	00	Alquileres de otras maquinaria y equipos	2.240	0	0	0	0	0	2.240
403	04	00	00	Servicios básicos	2.960	0	0	0	0	0	2.960
403	04	05	00	Servicio de comunicaciones	2.960	0	0	0	0	0	2.960
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.259	0	0	0	0	0	3.259
403	07	02	00	Imprenta y reproducción	1.974	0	0	0	0	0	1.974
403	07	04	00	Avisos	1.285	0	0	0	0	0	1.285
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	400	0	0	0	0	0	400
403	08	02	00	Comisiones y gastos bancarios	400	0	0	0	0	0	400
403	09	00	00	Viáticos y pasajes	46.599	0	0	0	0	0	46.599
403	09	01	00	Viáticos y pasajes dentro del país	46.599	0	0	0	0	0	46.599
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	30.828	0	0	0	0	0	30.828
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	508	0	0	0	0	0	508
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.660	0	0	0	0	0	11.660
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.437	0	0	0	0	0	5.437
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	13.223	0	0	0	0	0	13.223
403	12	00	00	Conservación y reparaciones menores de obras	14.229	0	0	0	0	0	14.229
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	14.229	0	0	0	0	0	14.229
403	18	00	00	Impuestos indirectos	38.905	0	0	0	0	0	38.905
403	18	01	00	Impuesto al valor agregado	38.905	0	0	0	0	0	38.905
403	99	00	00	Otros servicios no personales	52.689	0	0	0	0	0	52.689
403	99	01	00	Otros servicios no personales	52.689	0	0	0	0	0	52.689
404	**00**	**00**	**00**	**Activos reales**	**30.545**	**0**	**0**	**0**	**0**	0	**30.545**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026015 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.993

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	6.048	0	0	0	0	0	6.048
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	6.048	0	0	0	0	0	6.048
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.000	0	0	0	0	0	2.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.000	0	0	0	0	0	2.000
404	99	00	00	Otros activos reales	22.497	0	0	0	0	0	22.497
404	99	01	00	Otros activos reales	22.497	0	0	0	0	0	22.497
				Totales	**487.626**	**0**	**0**	**0**	**0**	0	**487.626**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026016 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: TRÁMITE **META:** 57.599

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**
401	07	00	00	Asistencia socio-económica	50.000	0	0	0	0	0	50.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	17.630	0	0	0	0	0	17.630
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	32.370	0	0	0	0	0	32.370
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**118.146**	**0**	**0**	**0**	**0**	0	**118.146**
402	01	00	00	Productos alimenticios y agropecuarios	15.627	0	0	0	0	0	15.627
402	01	01	00	Alimentos y bebidas para personas	15.627	0	0	0	0	0	15.627
402	03	00	00	Textiles y vestuarios	5.578	0	0	0	0	0	5.578
402	03	01	00	Textiles	1.694	0	0	0	0	0	1.694
402	03	02	00	Prendas de vestir	3.884	0	0	0	0	0	3.884
402	04	00	00	Productos de cuero y caucho	5.600	0	0	0	0	0	5.600
402	04	03	00	Cauchos y tripas para vehículos	5.600	0	0	0	0	0	5.600
402	05	00	00	Productos de papel, cartón e impresos	16.415	0	0	0	0	0	16.415
402	05	01	00	Pulpa de madera, papel y cartón	4.808	0	0	0	0	0	4.808
402	05	02	00	Envases y cajas de papel y cartón	212	0	0	0	0	0	212
402	05	03	00	Productos de papel y cartón para oficina	7.403	0	0	0	0	0	7.403
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.992	0	0	0	0	0	3.992
402	06	00	00	Productos químicos y derivados	22.352	0	0	0	0	0	22.352
402	06	03	00	Tintas, pinturas y colorantes	7.864	0	0	0	0	0	7.864
402	06	06	00	Combustibles y lubricantes	13.808	0	0	0	0	0	13.808
402	06	08	00	Productos plásticos	680	0	0	0	0	0	680
402	08	00	00	Productos metálicos	19.580	0	0	0	0	0	19.580
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.728	0	0	0	0	0	2.728
402	08	04	00	Productos metálicos estructurales	1.373	0	0	0	0	0	1.373

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026016 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: TRÁMITE **META:** 57.599

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.479	0	0	0	0	0	15.479
402	10	00	00	Productos varios y útiles diversos	16.008	0	0	0	0	0	16.008
402	10	02	00	Materiales y útiles de limpieza y aseo	3.769	0	0	0	0	0	3.769
402	10	03	00	Utensilios de cocina y comedor	500	0	0	0	0	0	500
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	750	0	0	0	0	0	750
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.611	0	0	0	0	0	4.611
402	10	08	00	Materiales para equipos de computación	2.099	0	0	0	0	0	2.099
402	10	11	00	Materiales eléctricos	3.199	0	0	0	0	0	3.199
402	10	12	00	Materiales para instalaciones sanitarias	560	0	0	0	0	0	560
402	10	99	00	Otros productos y útiles diversos	520	0	0	0	0	0	520
402	99	00	00	Otros materiales y suministros	16.986	0	0	0	0	0	16.986
402	99	01	00	Otros materiales y suministros	16.986	0	0	0	0	0	16.986
403	**00**	**00**	**00**	**Servicios no personales**	**143.335**	**0**	**0**	**0**	**0**	0	**143.335**
403	01	00	00	Alquileres de inmuebles	2.880	0	0	0	0	0	2.880
403	01	03	00	Alquileres de tierras y terrenos	2.880	0	0	0	0	0	2.880
403	02	00	00	Alquileres de maquinaria y equipos	21.300	0	0	0	0	0	21.300
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	21.300	0	0	0	0	0	21.300
403	06	00	00	Servicios de transporte y almacenaje	1.541	0	0	0	0	0	1.541
403	06	01	00	Fletes y embalajes	1.541	0	0	0	0	0	1.541
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.269	0	0	0	0	0	3.269
403	07	02	00	Imprenta y reproducción	3.269	0	0	0	0	0	3.269
403	09	00	00	Viáticos y pasajes	26.582	0	0	0	0	0	26.582
403	09	01	00	Viáticos y pasajes dentro del país	26.582	0	0	0	0	0	26.582
403	10	00	00	Servicios profesionales y técnicos	1.020	0	0	0	0	0	1.020

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026016 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: TRÁMITE **META:** 57.599

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	10	00	Servicios de vigilancia	1.020	0	0	0	0	0	1.020
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	36.311	0	0	0	0	0	36.311
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	16.541	0	0	0	0	0	16.541
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	19.770	0	0	0	0	0	19.770
403	12	00	00	Conservación y reparaciones menores de obras	15.000	0	0	0	0	0	15.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	15.000	0	0	0	0	0	15.000
403	18	00	00	Impuestos indirectos	34.464	0	0	0	0	0	34.464
403	18	01	00	Impuesto al valor agregado	34.464	0	0	0	0	0	34.464
403	99	00	00	Otros servicios no personales	968	0	0	0	0	0	968
403	99	01	00	Otros servicios no personales	968	0	0	0	0	0	968
404	**00**	**00**	**00**	**Activos reales**	**27.192**	**0**	**0**	**0**	**0**	0	**27.192**
404	99	00	00	Otros activos reales	27.192	0	0	0	0	0	27.192
404	99	01	00	Otros activos reales	27.192	0	0	0	0	0	27.192
				Totales	**338.673**	**0**	**0**	**0**	**0**	0	**338.673**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026017 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: TRÁMITE **META:** 13.486

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**118.328**	**0**	**0**	**0**	**0**	0	**118.328**
401	07	00	00	Asistencia socio-económica	118.328	0	0	0	0	0	118.328
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	59.164	0	0	0	0	0	59.164
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	59.164	0	0	0	0	0	59.164
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**101.778**	**0**	**0**	**0**	**0**	0	**101.778**
402	01	00	00	Productos alimenticios y agropecuarios	11.668	0	0	0	0	0	11.668
402	01	01	00	Alimentos y bebidas para personas	11.668	0	0	0	0	0	11.668
402	03	00	00	Textiles y vestuarios	220	0	0	0	0	0	220
402	03	01	00	Textiles	100	0	0	0	0	0	100
402	03	02	00	Prendas de vestir	120	0	0	0	0	0	120
402	04	00	00	Productos de cuero y caucho	4.450	0	0	0	0	0	4.450
402	04	03	00	Cauchos y tripas para vehículos	4.450	0	0	0	0	0	4.450
402	05	00	00	Productos de papel, cartón e impresos	14.190	0	0	0	0	0	14.190
402	05	03	00	Productos de papel y cartón para oficina	9.090	0	0	0	0	0	9.090
402	05	04	00	Libros, revistas y periódicos	400	0	0	0	0	0	400
402	05	06	00	Productos de papel y cartón para computación	1.040	0	0	0	0	0	1.040
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.660	0	0	0	0	0	3.660
402	06	00	00	Productos químicos y derivados	9.900	0	0	0	0	0	9.900
402	06	03	00	Tintas, pinturas y colorantes	2.250	0	0	0	0	0	2.250
402	06	04	00	Productos farmacéuticos y medicamentos	1.500	0	0	0	0	0	1.500
402	06	06	00	Combustibles y lubricantes	6.150	0	0	0	0	0	6.150
402	07	00	00	Productos minerales no metálicos	844	0	0	0	0	0	844
402	07	03	00	Productos de arcilla para construcción	94	0	0	0	0	0	94
402	07	04	00	Cemento, cal y yeso	750	0	0	0	0	0	750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026017 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: TRÁMITE **META:** 13.486

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	12.193	0	0	0	0	0	12.193
402	08	01	00	Productos primarios de hierro y acero	1.250	0	0	0	0	0	1.250
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.379	0	0	0	0	0	2.379
402	08	09	00	Repuestos y accesorios para equipos de transporte	7.564	0	0	0	0	0	7.564
402	08	10	00	Repuestos y accesorios para otros equipos	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	25.877	0	0	0	0	0	25.877
402	10	01	00	Artículos de deporte, recreación y juguetes	165	0	0	0	0	0	165
402	10	02	00	Materiales y útiles de limpieza y aseo	2.000	0	0	0	0	0	2.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	500	0	0	0	0	0	500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.369	0	0	0	0	0	3.369
402	10	06	00	Condecoraciones, ofrendas y similares	1.100	0	0	0	0	0	1.100
402	10	08	00	Materiales para equipos de computación	14.812	0	0	0	0	0	14.812
402	10	11	00	Materiales eléctricos	1.934	0	0	0	0	0	1.934
402	10	12	00	Materiales para instalaciones sanitarias	1.997	0	0	0	0	0	1.997
402	99	00	00	Otros materiales y suministros	22.436	0	0	0	0	0	22.436
402	99	01	00	Otros materiales y suministros	22.436	0	0	0	0	0	22.436
403	**00**	**00**	**00**	**Servicios no personales**	**125.003**	**0**	**0**	**0**	**0**	0	**125.003**
403	04	00	00	Servicios básicos	939	0	0	0	0	0	939
403	04	06	00	Servicio de aseo urbano y domiciliario	939	0	0	0	0	0	939
403	06	00	00	Servicios de transporte y almacenaje	818	0	0	0	0	0	818
403	06	01	00	Fletes y embalajes	818	0	0	0	0	0	818
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.672	0	0	0	0	0	2.672
403	07	02	00	Imprenta y reproducción	1.772	0	0	0	0	0	1.772
403	07	04	00	Avisos	900	0	0	0	0	0	900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026017 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: TRÁMITE **META:** 13.486

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	294	0	0	0	0	0	294
403	08	02	00	Comisiones y gastos bancarios	294	0	0	0	0	0	294
403	09	00	00	Viáticos y pasajes	22.845	0	0	0	0	0	22.845
403	09	01	00	Viáticos y pasajes dentro del país	22.645	0	0	0	0	0	22.645
403	09	02	00	Viáticos y pasajes fuera del país	200	0	0	0	0	0	200
403	10	00	00	Servicios profesionales y técnicos	22.500	0	0	0	0	0	22.500
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	8.500	0	0	0	0	0	8.500
403	10	10	00	Servicios de vigilancia	14.000	0	0	0	0	0	14.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	24.561	0	0	0	0	0	24.561
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.000	0	0	0	0	0	1.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	13.287	0	0	0	0	0	13.287
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.274	0	0	0	0	0	10.274
403	18	00	00	Impuestos indirectos	2.844	0	0	0	0	0	2.844
403	18	01	00	Impuesto al valor agregado	2.844	0	0	0	0	0	2.844
403	99	00	00	Otros servicios no personales	47.530	0	0	0	0	0	47.530
403	99	01	00	Otros servicios no personales	47.530	0	0	0	0	0	47.530
404	**00**	**00**	**00**	**Activos reales**	**13.625**	**0**	**0**	**0**	**0**	0	**13.625**
404	99	00	00	Otros activos reales	13.625	0	0	0	0	0	13.625
404	99	01	00	Otros activos reales	13.625	0	0	0	0	0	13.625
				Totales	**358.734**	**0**	**0**	**0**	**0**	0	**358.734**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026018 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO SUCRE

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.072

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**143.220**	**0**	**0**	**0**	**0**	0	**143.220**
401	07	00	00	Asistencia socio-económica	143.220	0	0	0	0	0	143.220
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	57.546	0	0	0	0	0	57.546
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	65.674	0	0	0	0	0	65.674
401	07	96	00	Otras subvenciones a empleados	15.000	0	0	0	0	0	15.000
401	07	97	00	Otras subvenciones a obreros	5.000	0	0	0	0	0	5.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**124.925**	**0**	**0**	**0**	**0**	0	**124.925**
402	01	00	00	Productos alimenticios y agropecuarios	20.287	0	0	0	0	0	20.287
402	01	01	00	Alimentos y bebidas para personas	20.287	0	0	0	0	0	20.287
402	03	00	00	Textiles y vestuarios	1.361	0	0	0	0	0	1.361
402	03	02	00	Prendas de vestir	1.361	0	0	0	0	0	1.361
402	04	00	00	Productos de cuero y caucho	6.090	0	0	0	0	0	6.090
402	04	03	00	Cauchos y tripas para vehículos	6.088	0	0	0	0	0	6.088
402	04	99	00	Otros productos de cuero y caucho	2	0	0	0	0	0	2
402	05	00	00	Productos de papel, cartón e impresos	10.759	0	0	0	0	0	10.759
402	05	01	00	Pulpa de madera, papel y cartón	1.750	0	0	0	0	0	1.750
402	05	03	00	Productos de papel y cartón para oficina	2.591	0	0	0	0	0	2.591
402	05	04	00	Libros, revistas y periódicos	600	0	0	0	0	0	600
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.818	0	0	0	0	0	5.818
402	06	00	00	Productos químicos y derivados	31.262	0	0	0	0	0	31.262
402	06	03	00	Tintas, pinturas y colorantes	20.059	0	0	0	0	0	20.059
402	06	04	00	Productos farmacéuticos y medicamentos	4.507	0	0	0	0	0	4.507
402	06	06	00	Combustibles y lubricantes	4.037	0	0	0	0	0	4.037
402	06	08	00	Productos plásticos	2.659	0	0	0	0	0	2.659

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026018 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO SUCRE

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.072

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	16.137	0	0	0	0	0	16.137
402	08	01	00	Productos primarios de hierro y acero	1.050	0	0	0	0	0	1.050
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.495	0	0	0	0	0	2.495
402	08	07	00	Material de señalamiento	1.300	0	0	0	0	0	1.300
402	08	09	00	Repuestos y accesorios para equipos de transporte	7.792	0	0	0	0	0	7.792
402	08	10	00	Repuestos y accesorios para otros equipos	3.500	0	0	0	0	0	3.500
402	09	00	00	Productos de madera	500	0	0	0	0	0	500
402	09	02	00	Muebles y accesorios de madera para edificaciones	500	0	0	0	0	0	500
402	10	00	00	Productos varios y útiles diversos	35.768	0	0	0	0	0	35.768
402	10	01	00	Artículos de deporte, recreación y juguetes	1.920	0	0	0	0	0	1.920
402	10	02	00	Materiales y útiles de limpieza y aseo	3.776	0	0	0	0	0	3.776
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.000	0	0	0	0	0	1.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.822	0	0	0	0	0	3.822
402	10	06	00	Condecoraciones, ofrendas y similares	3.270	0	0	0	0	0	3.270
402	10	08	00	Materiales para equipos de computación	16.812	0	0	0	0	0	16.812
402	10	11	00	Materiales eléctricos	4.066	0	0	0	0	0	4.066
402	10	12	00	Materiales para instalaciones sanitarias	562	0	0	0	0	0	562
402	10	13	00	Materiales fotográficos	540	0	0	0	0	0	540
402	99	00	00	Otros materiales y suministros	2.761	0	0	0	0	0	2.761
402	99	01	00	Otros materiales y suministros	2.761	0	0	0	0	0	2.761
403	**00**	**00**	**00**	**Servicios no personales**	**226.883**	**0**	**0**	**0**	**0**	0	**226.883**
403	06	00	00	Servicios de transporte y almacenaje	853	0	0	0	0	0	853
403	06	01	00	Fletes y embalajes	853	0	0	0	0	0	853
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.784	0	0	0	0	0	12.784

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026018 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO SUCRE

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.072

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	4.384	0	0	0	0	0	4.384
403	07	04	00	Avisos	8.400	0	0	0	0	0	8.400
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	831	0	0	0	0	0	831
403	08	02	00	Comisiones y gastos bancarios	831	0	0	0	0	0	831
403	09	00	00	Viáticos y pasajes	46.614	0	0	0	0	0	46.614
403	09	01	00	Viáticos y pasajes dentro del país	46.614	0	0	0	0	0	46.614
403	10	00	00	Servicios profesionales y técnicos	13.043	0	0	0	0	0	13.043
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	13.043	0	0	0	0	0	13.043
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	39.312	0	0	0	0	0	39.312
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	3.250	0	0	0	0	0	3.250
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.746	0	0	0	0	0	20.746
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.064	0	0	0	0	0	1.064
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	14.252	0	0	0	0	0	14.252
403	12	00	00	Conservación y reparaciones menores de obras	30.000	0	0	0	0	0	30.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	82.442	0	0	0	0	0	82.442
403	18	01	00	Impuesto al valor agregado	82.442	0	0	0	0	0	82.442
403	99	00	00	Otros servicios no personales	1.004	0	0	0	0	0	1.004
403	99	01	00	Otros servicios no personales	1.004	0	0	0	0	0	1.004
404	**00**	**00**	**00**	**Activos reales**	**25.302**	**0**	**0**	**0**	**0**	0	**25.302**
404	99	00	00	Otros activos reales	25.302	0	0	0	0	0	25.302
404	99	01	00	Otros activos reales	25.302	0	0	0	0	0	25.302
				Totales	**520.330**	**0**	**0**	**0**	**0**	0	**520.330**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026019 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL SUR DEL LAGO

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.039

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL ZONA SUR DEL LAGO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**84.166**	**0**	**0**	**0**	**0**	0	**84.166**
401	07	00	00	Asistencia socio-económica	84.166	0	0	0	0	0	84.166
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	23.557	0	0	0	0	0	23.557
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	28.569	0	0	0	0	0	28.569
401	07	97	00	Otras subvenciones a obreros	32.040	0	0	0	0	0	32.040
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**79.220**	**0**	**0**	**0**	**0**	0	**79.220**
402	01	00	00	Productos alimenticios y agropecuarios	7.135	0	0	0	0	0	7.135
402	01	01	00	Alimentos y bebidas para personas	7.135	0	0	0	0	0	7.135
402	03	00	00	Textiles y vestuarios	2.575	0	0	0	0	0	2.575
402	03	01	00	Textiles	825	0	0	0	0	0	825
402	03	02	00	Prendas de vestir	1.750	0	0	0	0	0	1.750
402	04	00	00	Productos de cuero y caucho	2.651	0	0	0	0	0	2.651
402	04	03	00	Cauchos y tripas para vehículos	2.651	0	0	0	0	0	2.651
402	05	00	00	Productos de papel, cartón e impresos	9.529	0	0	0	0	0	9.529
402	05	01	00	Pulpa de madera, papel y cartón	1.550	0	0	0	0	0	1.550
402	05	03	00	Productos de papel y cartón para oficina	4.497	0	0	0	0	0	4.497
402	05	04	00	Libros, revistas y periódicos	502	0	0	0	0	0	502
402	05	06	00	Productos de papel y cartón para computación	780	0	0	0	0	0	780
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.200	0	0	0	0	0	2.200
402	06	00	00	Productos químicos y derivados	5.533	0	0	0	0	0	5.533
402	06	03	00	Tintas, pinturas y colorantes	1.278	0	0	0	0	0	1.278
402	06	04	00	Productos farmacéuticos y medicamentos	1.000	0	0	0	0	0	1.000
402	06	06	00	Combustibles y lubricantes	2.390	0	0	0	0	0	2.390
402	06	08	00	Productos plásticos	865	0	0	0	0	0	865

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026019 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL SUR DEL LAGO

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.039

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL ZONA SUR DEL LAGO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	00	00	Productos minerales no metálicos	5.569	0	0	0	0	0	5.569
402	07	02	00	Vidrios y productos de vidrio	680	0	0	0	0	0	680
402	07	03	00	Productos de arcilla para construcción	3.741	0	0	0	0	0	3.741
402	07	04	00	Cemento, cal y yeso	1.148	0	0	0	0	0	1.148
402	08	00	00	Productos metálicos	18.791	0	0	0	0	0	18.791
402	08	01	00	Productos primarios de hierro y acero	820	0	0	0	0	0	820
402	08	02	00	Productos de metales no ferrosos	5.480	0	0	0	0	0	5.480
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferreteria	2.395	0	0	0	0	0	2.395
402	08	04	00	Productos metálicos estructurales	580	0	0	0	0	0	580
402	08	09	00	Repuestos y accesorios para equipos de transporte	7.316	0	0	0	0	0	7.316
402	08	10	00	Repuestos y accesorios para otros equipos	2.200	0	0	0	0	0	2.200
402	10	00	00	Productos varios y útiles diversos	15.587	0	0	0	0	0	15.587
402	10	02	00	Materiales y útiles de limpieza y aseo	2.103	0	0	0	0	0	2.103
402	10	03	00	Utensilios de cocina y comedor	750	0	0	0	0	0	750
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.216	0	0	0	0	0	3.216
402	10	06	00	Condecoraciones, ofrendas y similares	500	0	0	0	0	0	500
402	10	08	00	Materiales para equipos de computación	3.514	0	0	0	0	0	3.514
402	10	11	00	Materiales eléctricos	2.990	0	0	0	0	0	2.990
402	10	12	00	Materiales para instalaciones sanitarias	2.514	0	0	0	0	0	2.514
402	99	00	00	Otros materiales y suministros	11.850	0	0	0	0	0	11.850
402	99	01	00	Otros materiales y suministros	11.850	0	0	0	0	0	11.850
403	**00**	**00**	**00**	**Servicios no personales**	**58.003**	**0**	**0**	**0**	**0**	0	**58.003**
403	04	00	00	Servicios básicos	2.255	0	0	0	0	0	2.255
403	04	05	00	Servicio de comunicaciones	2.255	0	0	0	0	0	2.255

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026019 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL SUR DEL LAGO

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.039

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL ZONA SUR DEL LAGO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	500	0	0	0	0	0	500
403	07	02	00	Imprenta y reproducción	500	0	0	0	0	0	500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	400	0	0	0	0	0	400
403	08	02	00	Comisiones y gastos bancarios	400	0	0	0	0	0	400
403	09	00	00	Viáticos y pasajes	16.029	0	0	0	0	0	16.029
403	09	01	00	Viáticos y pasajes dentro del país	15.829	0	0	0	0	0	15.829
403	09	03	00	Asignación por kilómetros recorridos	200	0	0	0	0	0	200
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.397	0	0	0	0	0	10.397
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.006	0	0	0	0	0	1.006
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.227	0	0	0	0	0	5.227
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	250	0	0	0	0	0	250
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.364	0	0	0	0	0	3.364
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	550	0	0	0	0	0	550
403	18	00	00	Impuestos indirectos	15.758	0	0	0	0	0	15.758
403	18	01	00	Impuesto al valor agregado	15.758	0	0	0	0	0	15.758
403	99	00	00	Otros servicios no personales	12.664	0	0	0	0	0	12.664
403	99	01	00	Otros servicios no personales	12.664	0	0	0	0	0	12.664
404	**00**	**00**	**00**	**Activos reales**	**10.659**	**0**	**0**	**0**	**0**	0	**10.659**
404	99	00	00	Otros activos reales	10.659	0	0	0	0	0	10.659
404	99	01	00	Otros activos reales	10.659	0	0	0	0	0	10.659
				Totales	**232.048**	**0**	**0**	**0**	**0**	0	**232.048**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026020 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: TRÁMITE **META:** 5.411

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**47.000**	**0**	**0**	**0**	**0**	0	**47.000**
401	07	00	00	Asistencia socio-económica	47.000	0	0	0	0	0	47.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	47.000	0	0	0	0	0	47.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**117.662**	**0**	**0**	**0**	**0**	0	**117.662**
402	01	00	00	Productos alimenticios y agropecuarios	6.123	0	0	0	0	0	6.123
402	01	01	00	Alimentos y bebidas para personas	6.123	0	0	0	0	0	6.123
402	02	00	00	Productos de minas, canteras y yacimientos	467	0	0	0	0	0	467
402	02	05	00	Piedra, arcilla, arena y tierra	467	0	0	0	0	0	467
402	03	00	00	Textiles y vestuarios	700	0	0	0	0	0	700
402	03	02	00	Prendas de vestir	700	0	0	0	0	0	700
402	04	00	00	Productos de cuero y caucho	5.805	0	0	0	0	0	5.805
402	04	03	00	Cauchos y tripas para vehículos	5.805	0	0	0	0	0	5.805
402	05	00	00	Productos de papel, cartón e impresos	21.890	0	0	0	0	0	21.890
402	05	01	00	Pulpa de madera, papel y cartón	2.432	0	0	0	0	0	2.432
402	05	02	00	Envases y cajas de papel y cartón	1.294	0	0	0	0	0	1.294
402	05	03	00	Productos de papel y cartón para oficina	8.690	0	0	0	0	0	8.690
402	05	04	00	Libros, revistas y periódicos	1.996	0	0	0	0	0	1.996
402	05	06	00	Productos de papel y cartón para computación	2.338	0	0	0	0	0	2.338
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.140	0	0	0	0	0	5.140
402	06	00	00	Productos químicos y derivados	21.119	0	0	0	0	0	21.119
402	06	01	00	Sustancias químicas y de uso industrial	238	0	0	0	0	0	238
402	06	03	00	Tintas, pinturas y colorantes	9.741	0	0	0	0	0	9.741
402	06	04	00	Productos farmacéuticos y medicamentos	3.151	0	0	0	0	0	3.151
402	06	06	00	Combustibles y lubricantes	6.166	0	0	0	0	0	6.166

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026020 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: TRÁMITE **META:** 5.411

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	1.823	0	0	0	0	0	1.823
402	07	00	00	Productos minerales no metálicos	1.912	0	0	0	0	0	1.912
402	07	02	00	Vidrios y productos de vidrio	740	0	0	0	0	0	740
402	07	03	00	Productos de arcilla para construcción	599	0	0	0	0	0	599
402	07	04	00	Cemento, cal y yeso	573	0	0	0	0	0	573
402	08	00	00	Productos metálicos	22.592	0	0	0	0	0	22.592
402	08	01	00	Productos primarios de hierro y acero	788	0	0	0	0	0	788
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.436	0	0	0	0	0	3.436
402	08	04	00	Productos metálicos estructurales	1.640	0	0	0	0	0	1.640
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.168	0	0	0	0	0	9.168
402	08	10	00	Repuestos y accesorios para otros equipos	6.262	0	0	0	0	0	6.262
402	08	99	00	Otros productos metálicos	1.298	0	0	0	0	0	1.298
402	09	00	00	Productos de madera	300	0	0	0	0	0	300
402	09	02	00	Muebles y accesorios de madera para edificaciones	300	0	0	0	0	0	300
402	10	00	00	Productos varios y útiles diversos	27.623	0	0	0	0	0	27.623
402	10	01	00	Artículos de deporte, recreación y juguetes	988	0	0	0	0	0	988
402	10	02	00	Materiales y útiles de limpieza y aseo	1.812	0	0	0	0	0	1.812
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	911	0	0	0	0	0	911
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.870	0	0	0	0	0	6.870
402	10	06	00	Condecoraciones, ofrendas y similares	1.869	0	0	0	0	0	1.869
402	10	08	00	Materiales para equipos de computación	6.239	0	0	0	0	0	6.239
402	10	11	00	Materiales eléctricos	6.989	0	0	0	0	0	6.989
402	10	12	00	Materiales para instalaciones sanitarias	583	0	0	0	0	0	583
402	10	99	00	Otros productos y útiles diversos	1.362	0	0	0	0	0	1.362

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026020 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: TRÁMITE **META:** 5.411

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	9.131	0	0	0	0	0	9.131
402	99	01	00	Otros materiales y suministros	9.131	0	0	0	0	0	9.131
403	**00**	**00**	**00**	**Servicios no personales**	**368.955**	**0**	**0**	**0**	**0**	0	**368.955**
403	06	00	00	Servicios de transporte y almacenaje	90	0	0	0	0	0	90
403	06	01	00	Fletes y embalajes	90	0	0	0	0	0	90
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.805	0	0	0	0	0	4.805
403	07	02	00	Imprenta y reproducción	2.722	0	0	0	0	0	2.722
403	07	04	00	Avisos	2.083	0	0	0	0	0	2.083
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	173	0	0	0	0	0	173
403	08	02	00	Comisiones y gastos bancarios	173	0	0	0	0	0	173
403	09	00	00	Viáticos y pasajes	65.669	0	0	0	0	0	65.669
403	09	01	00	Viáticos y pasajes dentro del país	65.482	0	0	0	0	0	65.482
403	09	03	00	Asignación por kilómetros recorridos	187	0	0	0	0	0	187
403	10	00	00	Servicios profesionales y técnicos	72.331	0	0	0	0	0	72.331
403	10	01	00	Servicios jurídicos	72.181	0	0	0	0	0	72.181
403	10	99	00	Otros servicios profesionales y técnicos	150	0	0	0	0	0	150
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	15.049	0	0	0	0	0	15.049
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	872	0	0	0	0	0	872
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.872	0	0	0	0	0	8.872
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	913	0	0	0	0	0	913
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	900	0	0	0	0	0	900
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.492	0	0	0	0	0	3.492
403	12	00	00	Conservación y reparaciones menores de obras	138.386	0	0	0	0	0	138.386

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026020 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: TRÁMITE **META:** 5.411

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	138.386	0	0	0	0	0	138.386
403	18	00	00	Impuestos indirectos	53.949	0	0	0	0	0	53.949
403	18	01	00	Impuesto al valor agregado	53.949	0	0	0	0	0	53.949
403	99	00	00	Otros servicios no personales	18.503	0	0	0	0	0	18.503
403	99	01	00	Otros servicios no personales	18.503	0	0	0	0	0	18.503
404	**00**	**00**	**00**	**Activos reales**	**7.934**	**0**	**0**	**0**	**0**	0	**7.934**
404	99	00	00	Otros activos reales	7.934	0	0	0	0	0	7.934
404	99	01	00	Otros activos reales	7.934	0	0	0	0	0	7.934
				Totales	**541.551**	**0**	**0**	**0**	**0**	0	**541.551**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026021 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.379

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**47.000**	**0**	**0**	**0**	**0**	0	**47.000**
401	07	00	00	Asistencia socio-económica	47.000	0	0	0	0	0	47.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	13.958	0	0	0	0	0	13.958
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	33.042	0	0	0	0	0	33.042
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**133.639**	**0**	**0**	**0**	**0**	0	**133.639**
402	01	00	00	Productos alimenticios y agropecuarios	12.150	0	0	0	0	0	12.150
402	01	01	00	Alimentos y bebidas para personas	12.150	0	0	0	0	0	12.150
402	02	00	00	Productos de minas, canteras y yacimientos	5.694	0	0	0	0	0	5.694
402	02	05	00	Piedra, arcilla, arena y tierra	5.694	0	0	0	0	0	5.694
402	03	00	00	Textiles y vestuarios	1.836	0	0	0	0	0	1.836
402	03	02	00	Prendas de vestir	1.836	0	0	0	0	0	1.836
402	04	00	00	Productos de cuero y caucho	13.672	0	0	0	0	0	13.672
402	04	03	00	Cauchos y tripas para vehículos	13.672	0	0	0	0	0	13.672
402	05	00	00	Productos de papel, cartón e impresos	8.319	0	0	0	0	0	8.319
402	05	01	00	Pulpa de madera, papel y cartón	314	0	0	0	0	0	314
402	05	03	00	Productos de papel y cartón para oficina	4.307	0	0	0	0	0	4.307
402	05	06	00	Productos de papel y cartón para computación	2.861	0	0	0	0	0	2.861
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	837	0	0	0	0	0	837
402	06	00	00	Productos químicos y derivados	47.558	0	0	0	0	0	47.558
402	06	01	00	Sustancias químicas y de uso industrial	580	0	0	0	0	0	580
402	06	03	00	Tintas, pinturas y colorantes	5.012	0	0	0	0	0	5.012
402	06	04	00	Productos farmacéuticos y medicamentos	799	0	0	0	0	0	799
402	06	06	00	Combustibles y lubricantes	12.616	0	0	0	0	0	12.616
402	06	07	00	Productos diversos derivados del petróleo y del carbón	28.551	0	0	0	0	0	28.551

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026021 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.379

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	00	00	Productos minerales no metálicos	4.435	0	0	0	0	0	4.435
402	07	03	00	Productos de arcilla para construcción	3.100	0	0	0	0	0	3.100
402	07	04	00	Cemento, cal y yeso	335	0	0	0	0	0	335
402	07	99	00	Otros productos minerales no metálicos	1.000	0	0	0	0	0	1.000
402	08	00	00	Productos metálicos	16.171	0	0	0	0	0	16.171
402	08	01	00	Productos primarios de hierro y acero	3.200	0	0	0	0	0	3.200
402	08	02	00	Productos de metales no ferrosos	1.700	0	0	0	0	0	1.700
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.704	0	0	0	0	0	1.704
402	08	09	00	Repuestos y accesorios para equipos de transporte	8.609	0	0	0	0	0	8.609
402	08	10	00	Repuestos y accesorios para otros equipos	958	0	0	0	0	0	958
402	09	00	00	Productos de madera	1.500	0	0	0	0	0	1.500
402	09	01	00	Productos primarios de madera	1.500	0	0	0	0	0	1.500
402	10	00	00	Productos varios y útiles diversos	12.813	0	0	0	0	0	12.813
402	10	02	00	Materiales y útiles de limpieza y aseo	1.293	0	0	0	0	0	1.293
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.716	0	0	0	0	0	2.716
402	10	06	00	Condecoraciones, ofrendas y similares	320	0	0	0	0	0	320
402	10	08	00	Materiales para equipos de computación	5.914	0	0	0	0	0	5.914
402	10	11	00	Materiales eléctricos	1.824	0	0	0	0	0	1.824
402	10	12	00	Materiales para instalaciones sanitarias	746	0	0	0	0	0	746
402	99	00	00	Otros materiales y suministros	9.491	0	0	0	0	0	9.491
402	99	01	00	Otros materiales y suministros	9.491	0	0	0	0	0	9.491
403	**00**	**00**	**00**	**Servicios no personales**	**118.456**	**0**	**0**	**0**	**0**	0	**118.456**
403	02	00	00	Alquileres de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026021 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.379

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	00	00	Servicios básicos	180	0	0	0	0	0	180
403	04	05	00	Servicio de comunicaciones	180	0	0	0	0	0	180
403	06	00	00	Servicios de transporte y almacenaje	2.948	0	0	0	0	0	2.948
403	06	01	00	Fletes y embalajes	1.341	0	0	0	0	0	1.341
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.607	0	0	0	0	0	1.607
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.154	0	0	0	0	0	2.154
403	07	02	00	Imprenta y reproducción	954	0	0	0	0	0	954
403	07	04	00	Avisos	1.200	0	0	0	0	0	1.200
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	370	0	0	0	0	0	370
403	08	02	00	Comisiones y gastos bancarios	370	0	0	0	0	0	370
403	09	00	00	Viáticos y pasajes	27.673	0	0	0	0	0	27.673
403	09	01	00	Viáticos y pasajes dentro del país	27.673	0	0	0	0	0	27.673
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	22.561	0	0	0	0	0	22.561
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	8.275	0	0	0	0	0	8.275
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.002	0	0	0	0	0	10.002
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.284	0	0	0	0	0	4.284
403	12	00	00	Conservación y reparaciones menores de obras	14.022	0	0	0	0	0	14.022
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	14.022	0	0	0	0	0	14.022
403	18	00	00	Impuestos indirectos	29.057	0	0	0	0	0	29.057
403	18	01	00	Impuesto al valor agregado	29.057	0	0	0	0	0	29.057
403	99	00	00	Otros servicios no personales	9.491	0	0	0	0	0	9.491
403	99	01	00	Otros servicios no personales	9.491	0	0	0	0	0	9.491
404	**00**	**00**	**00**	**Activos reales**	**16.551**	**0**	**0**	**0**	**0**	0	**16.551**
404	99	00	00	Otros activos reales	16.551	0	0	0	0	0	16.551

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 610026021 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.379

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	16.551	0	0	0	0	0	16.551
				Totales	**315.646**	**0**	**0**	**0**	**0**	0	**315.646**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026022 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO YARACUY

UNIDAD DE MEDIDA: TRÁMITE **META:** 5.853

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**151.663**	**0**	**0**	**0**	**0**	0	**151.663**
401	07	00	00	Asistencia socio-económica	84.775	0	0	0	0	0	84.775
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	38.064	0	0	0	0	0	38.064
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	34.711	0	0	0	0	0	34.711
401	07	96	00	Otras subvenciones a empleados	6.240	0	0	0	0	0	6.240
401	07	97	00	Otras subvenciones a obreros	5.760	0	0	0	0	0	5.760
401	96	00	00	Otros gastos del personal empleado	33.608	0	0	0	0	0	33.608
401	96	01	00	Otros gastos del personal empleado	33.608	0	0	0	0	0	33.608
401	97	00	00	Otros gastos del personal obrero	33.280	0	0	0	0	0	33.280
401	97	01	00	Otros gastos del personal obrero	33.280	0	0	0	0	0	33.280
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**48.911**	**0**	**0**	**0**	**0**	0	**48.911**
402	01	00	00	Productos alimenticios y agropecuarios	6.003	0	0	0	0	0	6.003
402	01	01	00	Alimentos y bebidas para personas	6.003	0	0	0	0	0	6.003
402	03	00	00	Textiles y vestuarios	2.654	0	0	0	0	0	2.654
402	03	02	00	Prendas de vestir	2.654	0	0	0	0	0	2.654
402	04	00	00	Productos de cuero y caucho	1.837	0	0	0	0	0	1.837
402	04	03	00	Cauchos y tripas para vehículos	1.837	0	0	0	0	0	1.837
402	05	00	00	Productos de papel, cartón e impresos	4.320	0	0	0	0	0	4.320
402	05	01	00	Pulpa de madera, papel y cartón	346	0	0	0	0	0	346
402	05	02	00	Envases y cajas de papel y cartón	58	0	0	0	0	0	58
402	05	03	00	Productos de papel y cartón para oficina	3.767	0	0	0	0	0	3.767
402	05	04	00	Libros, revistas y periódicos	149	0	0	0	0	0	149
402	06	00	00	Productos químicos y derivados	13.157	0	0	0	0	0	13.157
402	06	03	00	Tintas, pinturas y colorantes	8.490	0	0	0	0	0	8.490

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026022 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO YARACUY

UNIDAD DE MEDIDA: TRÁMITE **META:** 5.853

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	4.667	0	0	0	0	0	4.667
402	08	00	00	Productos metálicos	4.596	0	0	0	0	0	4.596
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.754	0	0	0	0	0	1.754
402	08	09	00	Repuestos y accesorios para equipos de transporte	750	0	0	0	0	0	750
402	08	10	00	Repuestos y accesorios para otros equipos	1.742	0	0	0	0	0	1.742
402	08	99	00	Otros productos metálicos	350	0	0	0	0	0	350
402	10	00	00	Productos varios y útiles diversos	7.157	0	0	0	0	0	7.157
402	10	01	00	Artículos de deporte, recreación y juguetes	1.140	0	0	0	0	0	1.140
402	10	02	00	Materiales y útiles de limpieza y aseo	1.035	0	0	0	0	0	1.035
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.325	0	0	0	0	0	1.325
402	10	06	00	Condecoraciones, ofrendas y similares	500	0	0	0	0	0	500
402	10	08	00	Materiales para equipos de computación	1.636	0	0	0	0	0	1.636
402	10	11	00	Materiales eléctricos	1.521	0	0	0	0	0	1.521
402	99	00	00	Otros materiales y suministros	9.187	0	0	0	0	0	9.187
402	99	01	00	Otros materiales y suministros	9.187	0	0	0	0	0	9.187
403	**00**	**00**	**00**	**Servicios no personales**	**169.873**	**0**	**0**	**0**	**0**	0	**169.873**
403	06	00	00	Servicios de transporte y almacenaje	1.164	0	0	0	0	0	1.164
403	06	01	00	Fletes y embalajes	240	0	0	0	0	0	240
403	06	04	00	Peaje	473	0	0	0	0	0	473
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	451	0	0	0	0	0	451
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.913	0	0	0	0	0	1.913
403	07	02	00	Imprenta y reproducción	1.913	0	0	0	0	0	1.913
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	191	0	0	0	0	0	191
403	08	02	00	Comisiones y gastos bancarios	191	0	0	0	0	0	191

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026022 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO YARACUY

UNIDAD DE MEDIDA: TRÁMITE **META:** 5.853

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	18.257	0	0	0	0	0	18.257
403	09	01	00	Viáticos y pasajes dentro del país	17.884	0	0	0	0	0	17.884
403	09	03	00	Asignación por kilómetros recorridos	373	0	0	0	0	0	373
403	10	00	00	Servicios profesionales y técnicos	96.000	0	0	0	0	0	96.000
403	10	10	00	Servicios de vigilancia	96.000	0	0	0	0	0	96.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	22.616	0	0	0	0	0	22.616
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.432	0	0	0	0	0	2.432
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.865	0	0	0	0	0	11.865
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	900	0	0	0	0	0	900
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.013	0	0	0	0	0	5.013
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.406	0	0	0	0	0	2.406
403	18	00	00	Impuestos indirectos	26.093	0	0	0	0	0	26.093
403	18	01	00	Impuesto al valor agregado	26.093	0	0	0	0	0	26.093
403	99	00	00	Otros servicios no personales	3.639	0	0	0	0	0	3.639
403	99	01	00	Otros servicios no personales	3.639	0	0	0	0	0	3.639
404	**00**	**00**	**00**	**Activos reales**	**8.006**	**0**	**0**	**0**	**0**	0	**8.006**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.630	0	0	0	0	0	3.630
404	09	01	00	Mobiliario y equipos de oficina	3.630	0	0	0	0	0	3.630
404	99	00	00	Otros activos reales	4.376	0	0	0	0	0	4.376
404	99	01	00	Otros activos reales	4.376	0	0	0	0	0	4.376
				Totales	**378.453**	**0**	**0**	**0**	**0**	0	**378.453**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026023 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO ZULIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.931

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**48.000**	**0**	**0**	**0**	**0**	0	**48.000**
401	07	00	00	Asistencia socio-económica	48.000	0	0	0	0	0	48.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	24.000	0	0	0	0	0	24.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	24.000	0	0	0	0	0	24.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**118.922**	**0**	**0**	**0**	**0**	0	**118.922**
402	01	00	00	Productos alimenticios y agropecuarios	17.701	0	0	0	0	0	17.701
402	01	01	00	Alimentos y bebidas para personas	17.701	0	0	0	0	0	17.701
402	03	00	00	Textiles y vestuarios	12.500	0	0	0	0	0	12.500
402	03	01	00	Textiles	5.000	0	0	0	0	0	5.000
402	03	02	00	Prendas de vestir	7.500	0	0	0	0	0	7.500
402	04	00	00	Productos de cuero y caucho	4.560	0	0	0	0	0	4.560
402	04	03	00	Cauchos y tripas para vehículos	4.560	0	0	0	0	0	4.560
402	05	00	00	Productos de papel, cartón e impresos	13.792	0	0	0	0	0	13.792
402	05	01	00	Pulpa de madera, papel y cartón	2.664	0	0	0	0	0	2.664
402	05	03	00	Productos de papel y cartón para oficina	7.929	0	0	0	0	0	7.929
402	05	04	00	Libros, revistas y periódicos	630	0	0	0	0	0	630
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.569	0	0	0	0	0	2.569
402	06	00	00	Productos químicos y derivados	21.972	0	0	0	0	0	21.972
402	06	03	00	Tintas, pinturas y colorantes	13.824	0	0	0	0	0	13.824
402	06	04	00	Productos farmacéuticos y medicamentos	630	0	0	0	0	0	630
402	06	06	00	Combustibles y lubricantes	3.197	0	0	0	0	0	3.197
402	06	08	00	Productos plásticos	4.321	0	0	0	0	0	4.321
402	08	00	00	Productos metálicos	26.986	0	0	0	0	0	26.986
402	08	02	00	Productos de metales no ferrosos	450	0	0	0	0	0	450

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026023 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO ZULIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.931

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.125	0	0	0	0	0	4.125
402	08	09	00	Repuestos y accesorios para equipos de transporte	18.171	0	0	0	0	0	18.171
402	08	10	00	Repuestos y accesorios para otros equipos	4.128	0	0	0	0	0	4.128
402	08	99	00	Otros productos metálicos	112	0	0	0	0	0	112
402	09	00	00	Productos de madera	282	0	0	0	0	0	282
402	09	99	00	Otros productos de madera	282	0	0	0	0	0	282
402	10	00	00	Productos varios y útiles diversos	19.875	0	0	0	0	0	19.875
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.893	0	0	0	0	0	3.893
402	10	08	00	Materiales para equipos de computación	8.072	0	0	0	0	0	8.072
402	10	11	00	Materiales eléctricos	6.673	0	0	0	0	0	6.673
402	10	12	00	Materiales para instalaciones sanitarias	1.237	0	0	0	0	0	1.237
402	99	00	00	Otros materiales y suministros	1.254	0	0	0	0	0	1.254
402	99	01	00	Otros materiales y suministros	1.254	0	0	0	0	0	1.254
403	**00**	**00**	**00**	**Servicios no personales**	**117.265**	**0**	**0**	**0**	**0**	0	**117.265**
403	04	00	00	Servicios básicos	288	0	0	0	0	0	288
403	04	05	00	Servicio de comunicaciones	288	0	0	0	0	0	288
403	06	00	00	Servicios de transporte y almacenaje	6.275	0	0	0	0	0	6.275
403	06	01	00	Fletes y embalajes	6.051	0	0	0	0	0	6.051
403	06	04	00	Peaje	224	0	0	0	0	0	224
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.580	0	0	0	0	0	1.580
403	07	02	00	Imprenta y reproducción	1.580	0	0	0	0	0	1.580
403	09	00	00	Viáticos y pasajes	36.970	0	0	0	0	0	36.970
403	09	01	00	Viáticos y pasajes dentro del país	36.970	0	0	0	0	0	36.970
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	19.072	0	0	0	0	0	19.072

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026023 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL ESTADO ZULIA

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.931

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.711	0	0	0	0	0	8.711
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.361	0	0	0	0	0	10.361
403	12	00	00	Conservación y reparaciones menores de obras	27.774	0	0	0	0	0	27.774
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	27.774	0	0	0	0	0	27.774
403	18	00	00	Impuestos indirectos	11.935	0	0	0	0	0	11.935
403	18	01	00	Impuesto al valor agregado	11.935	0	0	0	0	0	11.935
403	99	00	00	Otros servicios no personales	13.371	0	0	0	0	0	13.371
403	99	01	00	Otros servicios no personales	13.371	0	0	0	0	0	13.371
404	**00**	**00**	**00**	**Activos reales**	**12.702**	**0**	**0**	**0**	**0**	0	**12.702**
404	01	00	00	Repuestos y reparaciones mayores	12.150	0	0	0	0	0	12.150
404	01	01	00	Repuestos mayores	8.150	0	0	0	0	0	8.150
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	8.150	0	0	0	0	0	8.150
404	01	02	00	Reparaciones mayores de maquinaria y equipos	4.000	0	0	0	0	0	4.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	4.000	0	0	0	0	0	4.000
404	99	00	00	Otros activos reales	552	0	0	0	0	0	552
404	99	01	00	Otros activos reales	552	0	0	0	0	0	552
				Totales	**296.889**	**0**	**0**	**0**	**0**	0	**296.889**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026024 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL DISTRITO CAPITAL Y VARGAS

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.596

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DISTRITO CAPITAL Y ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**132.800**	**0**	**0**	**0**	**0**	0	**132.800**
401	07	00	00	Asistencia socio-económica	132.800	0	0	0	0	0	132.800
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	20.000	0	0	0	0	0	20.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	20.000	0	0	0	0	0	20.000
401	07	96	00	Otras subvenciones a empleados	46.400	0	0	0	0	0	46.400
401	07	97	00	Otras subvenciones a obreros	46.400	0	0	0	0	0	46.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**189.979**	**0**	**0**	**0**	**0**	0	**189.979**
402	01	00	00	Productos alimenticios y agropecuarios	14.874	0	0	0	0	0	14.874
402	01	01	00	Alimentos y bebidas para personas	14.874	0	0	0	0	0	14.874
402	02	00	00	Productos de minas, canteras y yacimientos	200	0	0	0	0	0	200
402	02	05	00	Piedra, arcilla, arena y tierra	200	0	0	0	0	0	200
402	03	00	00	Textiles y vestuarios	7.134	0	0	0	0	0	7.134
402	03	02	00	Prendas de vestir	7.134	0	0	0	0	0	7.134
402	04	00	00	Productos de cuero y caucho	36.000	0	0	0	0	0	36.000
402	04	03	00	Cauchos y tripas para vehículos	36.000	0	0	0	0	0	36.000
402	05	00	00	Productos de papel, cartón e impresos	4.982	0	0	0	0	0	4.982
402	05	01	00	Pulpa de madera, papel y cartón	1.827	0	0	0	0	0	1.827
402	05	02	00	Envases y cajas de papel y cartón	200	0	0	0	0	0	200
402	05	03	00	Productos de papel y cartón para oficina	2.866	0	0	0	0	0	2.866
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	89	0	0	0	0	0	89
402	06	00	00	Productos químicos y derivados	32.541	0	0	0	0	0	32.541
402	06	03	00	Tintas, pinturas y colorantes	14.251	0	0	0	0	0	14.251
402	06	06	00	Combustibles y lubricantes	13.682	0	0	0	0	0	13.682
402	06	08	00	Productos plásticos	4.608	0	0	0	0	0	4.608

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026024 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL DISTRITO CAPITAL Y VARGAS

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.596

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DISTRITO CAPITAL Y ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	00	00	Productos minerales no metálicos	610	0	0	0	0	0	610
402	07	02	00	Vidrios y productos de vidrio	180	0	0	0	0	0	180
402	07	04	00	Cemento, cal y yeso	430	0	0	0	0	0	430
402	08	00	00	Productos metálicos	51.810	0	0	0	0	0	51.810
402	08	01	00	Productos primarios de hierro y acero	4.250	0	0	0	0	0	4.250
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.989	0	0	0	0	0	10.989
402	08	09	00	Repuestos y accesorios para equipos de transporte	36.303	0	0	0	0	0	36.303
402	08	10	00	Repuestos y accesorios para otros equipos	268	0	0	0	0	0	268
402	10	00	00	Productos varios y útiles diversos	18.219	0	0	0	0	0	18.219
402	10	01	00	Artículos de deporte, recreación y juguetes	832	0	0	0	0	0	832
402	10	02	00	Materiales y útiles de limpieza y aseo	2.233	0	0	0	0	0	2.233
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	878	0	0	0	0	0	878
402	10	06	00	Condecoraciones, ofrendas y similares	946	0	0	0	0	0	946
402	10	08	00	Materiales para equipos de computación	2.325	0	0	0	0	0	2.325
402	10	11	00	Materiales eléctricos	7.832	0	0	0	0	0	7.832
402	10	12	00	Materiales para instalaciones sanitarias	3.023	0	0	0	0	0	3.023
402	10	13	00	Materiales fotográficos	150	0	0	0	0	0	150
402	99	00	00	Otros materiales y suministros	23.609	0	0	0	0	0	23.609
402	99	01	00	Otros materiales y suministros	23.609	0	0	0	0	0	23.609
403	**00**	**00**	**00**	**Servicios no personales**	**734.308**	**0**	**0**	**0**	**0**	0	**734.308**
403	02	00	00	Alquileres de maquinaria y equipos	65.110	0	0	0	0	0	65.110
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	65.110	0	0	0	0	0	65.110
403	06	00	00	Servicios de transporte y almacenaje	870	0	0	0	0	0	870
403	06	03	00	Estacionamiento	570	0	0	0	0	0	570

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026024 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL DISTRITO CAPITAL Y VARGAS

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.596

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DISTRITO CAPITAL Y ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	300	0	0	0	0	0	300
403	07	00	00	Servicios de información, impresión y relaciones públicas	814	0	0	0	0	0	814
403	07	02	00	Imprenta y reproducción	814	0	0	0	0	0	814
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	226	0	0	0	0	0	226
403	08	02	00	Comisiones y gastos bancarios	226	0	0	0	0	0	226
403	09	00	00	Viáticos y pasajes	66.650	0	0	0	0	0	66.650
403	09	01	00	Viáticos y pasajes dentro del país	66.650	0	0	0	0	0	66.650
403	10	00	00	Servicios profesionales y técnicos	394.951	0	0	0	0	0	394.951
403	10	03	00	Servicios de procesamiento de datos	411	0	0	0	0	0	411
403	10	10	00	Servicios de vigilancia	394.540	0	0	0	0	0	394.540
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	75.172	0	0	0	0	0	75.172
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.407	0	0	0	0	0	1.407
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	63.982	0	0	0	0	0	63.982
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	9.783	0	0	0	0	0	9.783
403	12	00	00	Conservación y reparaciones menores de obras	26.550	0	0	0	0	0	26.550
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	11.400	0	0	0	0	0	11.400
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	15.150	0	0	0	0	0	15.150
403	18	00	00	Impuestos indirectos	102.853	0	0	0	0	0	102.853
403	18	01	00	Impuesto al valor agregado	102.853	0	0	0	0	0	102.853
403	99	00	00	Otros servicios no personales	1.112	0	0	0	0	0	1.112
403	99	01	00	Otros servicios no personales	1.112	0	0	0	0	0	1.112
404	**00**	**00**	**00**	**Activos reales**	**13.173**	**0**	**0**	**0**	**0**	0	**13.173**
404	99	00	00	Otros activos reales	13.173	0	0	0	0	0	13.173
404	99	01	00	Otros activos reales	13.173	0	0	0	0	0	13.173

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610026024 APLICACIÓN DE LOS GASTOS DE PERSONAL, MATERIALES, SERVICIOS Y ACTIVOS REALES, REQUERIDOS PARA LA GESTIÓN DE APOYO ADMINISTRATIVO DEL ORDENAMIENTO TERRITORIAL, OBRAS DE VIALIDAD Y TRANSPORTE Y COMUNICACIONES DEL DISTRITO CAPITAL Y VARGAS

UNIDAD DE MEDIDA: TRÁMITE **META:** 2.596

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DISTRITO CAPITAL Y ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**1.070.260**	**0**	**0**	**0**	**0**	0	**1.070.260**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115155 610026000 APOYO A LA GESTIÓN DEL ORDENAMIENTO TERRITORIAL Y EJECUCIÓN DE OBRAS DE INFRAESTRUCTURA, VIALIDAD Y TRANSPORTE

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: TRÁMITE **META:** 219.899

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610026025 COORDINACIÓN Y ADMINISTRACIÓN DE RECURSOS FINANCIEROS PARA IMPREVISTOS EN LA DIRECCIONES ESTADALES DEL MTC

UNIDAD DE MEDIDA: TRÁMITE **META:** 3.008

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.116.532**	**0**	**0**	**0**	**0**	0	**1.116.532**
402	01	00	00	Productos alimenticios y agropecuarios	150.000	0	0	0	0	0	150.000
402	01	01	00	Alimentos y bebidas para personas	150.000	0	0	0	0	0	150.000
402	05	00	00	Productos de papel, cartón e impresos	175.000	0	0	0	0	0	175.000
402	05	01	00	Pulpa de madera, papel y cartón	175.000	0	0	0	0	0	175.000
402	06	00	00	Productos químicos y derivados	41.532	0	0	0	0	0	41.532
402	06	03	00	Tintas, pinturas y colorantes	41.532	0	0	0	0	0	41.532
402	99	00	00	Otros materiales y suministros	750.000	0	0	0	0	0	750.000
402	99	01	00	Otros materiales y suministros	750.000	0	0	0	0	0	750.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.062.385**	**0**	**0**	**0**	**0**	0	**1.062.385**
403	09	00	00	Viáticos y pasajes	205.130	0	0	0	0	0	205.130
403	09	01	00	Viáticos y pasajes dentro del país	205.130	0	0	0	0	0	205.130
403	18	00	00	Impuestos indirectos	107.255	0	0	0	0	0	107.255
403	18	01	00	Impuesto al valor agregado	107.255	0	0	0	0	0	107.255
403	99	00	00	Otros servicios no personales	750.000	0	0	0	0	0	750.000
403	99	01	00	Otros servicios no personales	750.000	0	0	0	0	0	750.000
404	**00**	**00**	**00**	**Activos reales**	**848.312**	**0**	**0**	**0**	**0**	0	**848.312**
404	05	00	00	Equipos de comunicaciones y de señalamiento	123.312	0	0	0	0	0	123.312
404	05	01	00	Equipos de telecomunicaciones	123.312	0	0	0	0	0	123.312
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	125.000	0	0	0	0	0	125.000
404	09	01	00	Mobiliario y equipos de oficina	125.000	0	0	0	0	0	125.000
404	99	00	00	Otros activos reales	600.000	0	0	0	0	0	600.000
404	99	01	00	Otros activos reales	600.000	0	0	0	0	0	600.000
				Totales	**3.027.229**	**0**	**0**	**0**	**0**	0	**3.027.229**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115116 610027000 PLAN DE SEGURIDAD INDUSTRIAL, HIGIENE Y ERGONOMÍA

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: EQUIPO

META: 250

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	346.429	0	0	0	0	0	346.429
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	346.429	0	0	0	0	0	346.429
403	18	00	00	Impuestos indirectos	53.571	0	0	0	0	0	53.571
403	18	01	00	Impuesto al valor agregado	53.571	0	0	0	0	0	53.571
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115116 610027000 PLAN DE SEGURIDAD INDUSTRIAL, HIGIENE Y ERGONOMÍA

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: EQUIPO

META: 250

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115116 610027000 PLAN DE SEGURIDAD INDUSTRIAL, HIGIENE Y ERGONOMÍA

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: EQUIPO

META: 250

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 610027001 ADECUACIÓN DE LOS SISTEMAS TECNOLÓGICOS DE SEGURIDAD Y PROTECCIÓN

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	0	**100.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**400.000**	**0**	**0**	**0**	**0**	0	**400.000**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	346.429	0	0	0	0	0	346.429
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	346.429	0	0	0	0	0	346.429
403	18	00	00	Impuestos indirectos	53.571	0	0	0	0	0	53.571
403	18	01	00	Impuesto al valor agregado	53.571	0	0	0	0	0	53.571
				Totales	**500.000**	**0**	**0**	**0**	**0**	0	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115665 610028000 CAMPAÑA DE DIVULGACIÓN EN MATERIA DE TRANSPORTE Y COMUNICACIONES

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA EN LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: CAMPAÑA **META:** 226

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACION Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.000.000**	**0**	**0**	**0**	**0**	**0**	**4.000.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.571.429	0	0	0	0	0	3.571.429
403	07	01	00	Publicidad y propaganda	3.394.829	0	0	0	0	0	3.394.829
403	07	02	00	Imprenta y reproducción	176.600	0	0	0	0	0	176.600
403	18	00	00	Impuestos indirectos	428.571	0	0	0	0	0	428.571
403	18	01	00	Impuesto al valor agregado	428.571	0	0	0	0	0	428.571
				Totales	**4.000.000**	**0**	**0**	**0**	**0**	**0**	**4.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115665 610028000 CAMPAÑA DE DIVULGACIÓN EN MATERIA DE TRANSPORTE Y COMUNICACIONES

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA EN LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: CAMPAÑA

META: 226

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACION Y RELACIONES INSTITUCIONALES

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115665 610028000 CAMPAÑA DE DIVULGACIÓN EN MATERIA DE TRANSPORTE Y COMUNICACIONES

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA EN LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: CAMPAÑA **META:** 226

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACION Y RELACIONES INSTITUCIONALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610028001 CAMPAÑAS PUBLICITARIAS EN DIFERENTES MEDIOS DE COMUNICACIÓN

UNIDAD DE MEDIDA: CAMPAÑA **META:** 226

RESPONSABLE/EJECUTOR: OFICINA DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.000.000**	**0**	**0**	**0**	**0**	0	**4.000.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.571.429	0	0	0	0	0	3.571.429
403	07	01	00	Publicidad y propaganda	3.394.829	0	0	0	0	0	3.394.829
403	07	02	00	Imprenta y reproducción	176.600	0	0	0	0	0	176.600
403	18	00	00	Impuestos indirectos	428.571	0	0	0	0	0	428.571
403	18	01	00	Impuesto al valor agregado	428.571	0	0	0	0	0	428.571
				Totales	**4.000.000**	**0**	**0**	**0**	**0**	0	**4.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.091.668**	**0**	**0**	**0**	**0**	**0**	**6.091.668**
402	99	00	00	Otros materiales y suministros	6.091.668	0	0	0	0	0	6.091.668
402	99	01	00	Otros materiales y suministros	6.091.668	0	0	0	0	0	6.091.668
403	**00**	**00**	**00**	**Servicios no personales**	**7.753.032**	**0**	**0**	**0**	**0**	**0**	**7.753.032**
403	18	00	00	Impuestos indirectos	1.661.364	0	0	0	0	0	1.661.364
403	18	01	00	Impuesto al valor agregado	1.661.364	0	0	0	0	0	1.661.364
403	99	00	00	Otros servicios no personales	6.091.668	0	0	0	0	0	6.091.668
403	99	01	00	Otros servicios no personales	6.091.668	0	0	0	0	0	6.091.668
				Totales	**13.844.700**	**0**	**0**	**0**	**0**	**0**	**13.844.700**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO

META: 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610029001 DIRECCIÓN ESTADAL ANZOÁTEGUI

UNIDAD DE MEDIDA: KILÓMETRO **META:** 17

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL ANZOÁTEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**220.000**	**0**	**0**	**0**	**0**	0	**220.000**
402	99	00	00	Otros materiales y suministros	220.000	0	0	0	0	0	220.000
402	99	01	00	Otros materiales y suministros	220.000	0	0	0	0	0	220.000
403	**00**	**00**	**00**	**Servicios no personales**	**280.000**	**0**	**0**	**0**	**0**	0	**280.000**
403	18	00	00	Impuestos indirectos	60.000	0	0	0	0	0	60.000
403	18	01	00	Impuesto al valor agregado	60.000	0	0	0	0	0	60.000
403	99	00	00	Otros servicios no personales	220.000	0	0	0	0	0	220.000
403	99	01	00	Otros servicios no personales	220.000	0	0	0	0	0	220.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	0	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610029002 DIRECCIÓN ESTADAL APURE

UNIDAD DE MEDIDA: KILÓMETRO **META:** 13

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**172.470**	**0**	**0**	**0**	**0**	0	**172.470**
402	99	00	00	Otros materiales y suministros	172.470	0	0	0	0	0	172.470
402	99	01	00	Otros materiales y suministros	172.470	0	0	0	0	0	172.470
403	**00**	**00**	**00**	**Servicios no personales**	**219.507**	**0**	**0**	**0**	**0**	0	**219.507**
403	18	00	00	Impuestos indirectos	47.037	0	0	0	0	0	47.037
403	18	01	00	Impuesto al valor agregado	47.037	0	0	0	0	0	47.037
403	99	00	00	Otros servicios no personales	172.470	0	0	0	0	0	172.470
403	99	01	00	Otros servicios no personales	172.470	0	0	0	0	0	172.470
				Totales	**391.977**	**0**	**0**	**0**	**0**	0	**391.977**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610029003 DIRECCIÓN ESTADAL ARAGUA

UNIDAD DE MEDIDA: KILÓMETRO **META:** 35

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**468.043**	**0**	**0**	**0**	**0**	0	**468.043**
402	99	00	00	Otros materiales y suministros	468.043	0	0	0	0	0	468.043
402	99	01	00	Otros materiales y suministros	468.043	0	0	0	0	0	468.043
403	**00**	**00**	**00**	**Servicios no personales**	**595.692**	**0**	**0**	**0**	**0**	0	**595.692**
403	18	00	00	Impuestos indirectos	127.649	0	0	0	0	0	127.649
403	18	01	00	Impuesto al valor agregado	127.649	0	0	0	0	0	127.649
403	99	00	00	Otros servicios no personales	468.043	0	0	0	0	0	468.043
403	99	01	00	Otros servicios no personales	468.043	0	0	0	0	0	468.043
				Totales	**1.063.735**	**0**	**0**	**0**	**0**	0	**1.063.735**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610029004 DIRECCIÓN ESTADAL BARINAS

UNIDAD DE MEDIDA: KILÓMETRO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**75.236**	**0**	**0**	**0**	**0**	0	**75.236**
402	99	00	00	Otros materiales y suministros	75.236	0	0	0	0	0	75.236
402	99	01	00	Otros materiales y suministros	75.236	0	0	0	0	0	75.236
403	**00**	**00**	**00**	**Servicios no personales**	**95.754**	**0**	**0**	**0**	**0**	0	**95.754**
403	18	00	00	Impuestos indirectos	20.518	0	0	0	0	0	20.518
403	18	01	00	Impuesto al valor agregado	20.518	0	0	0	0	0	20.518
403	99	00	00	Otros servicios no personales	75.236	0	0	0	0	0	75.236
403	99	01	00	Otros servicios no personales	75.236	0	0	0	0	0	75.236
				Totales	**170.990**	**0**	**0**	**0**	**0**	0	**170.990**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610029005 DIRECCIÓN ESTADAL BOLÍVAR

UNIDAD DE MEDIDA: KILÓMETRO **META:** 17

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**223.730**	**0**	**0**	**0**	**0**	0	**223.730**
402	99	00	00	Otros materiales y suministros	223.730	0	0	0	0	0	223.730
402	99	01	00	Otros materiales y suministros	223.730	0	0	0	0	0	223.730
403	**00**	**00**	**00**	**Servicios no personales**	**284.747**	**0**	**0**	**0**	**0**	0	**284.747**
403	18	00	00	Impuestos indirectos	61.017	0	0	0	0	0	61.017
403	18	01	00	Impuesto al valor agregado	61.017	0	0	0	0	0	61.017
403	99	00	00	Otros servicios no personales	223.730	0	0	0	0	0	223.730
403	99	01	00	Otros servicios no personales	223.730	0	0	0	0	0	223.730
				Totales	**508.477**	**0**	**0**	**0**	**0**	0	**508.477**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610029006 DIRECCIÓN ESTADAL CARABOBO

UNIDAD DE MEDIDA: KILÓMETRO **META:** 33

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**440.000**	**0**	**0**	**0**	**0**	0	**440.000**
402	99	00	00	Otros materiales y suministros	440.000	0	0	0	0	0	440.000
402	99	01	00	Otros materiales y suministros	440.000	0	0	0	0	0	440.000
403	**00**	**00**	**00**	**Servicios no personales**	**560.000**	**0**	**0**	**0**	**0**	0	**560.000**
403	18	00	00	Impuestos indirectos	120.000	0	0	0	0	0	120.000
403	18	01	00	Impuesto al valor agregado	120.000	0	0	0	0	0	120.000
403	99	00	00	Otros servicios no personales	440.000	0	0	0	0	0	440.000
403	99	01	00	Otros servicios no personales	440.000	0	0	0	0	0	440.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610029007 DIRECCIÓN ESTADAL COJEDES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**132.000**	**0**	**0**	**0**	**0**	0	**132.000**
402	99	00	00	Otros materiales y suministros	132.000	0	0	0	0	0	132.000
402	99	01	00	Otros materiales y suministros	132.000	0	0	0	0	0	132.000
403	**00**	**00**	**00**	**Servicios no personales**	**168.000**	**0**	**0**	**0**	**0**	0	**168.000**
403	18	00	00	Impuestos indirectos	36.000	0	0	0	0	0	36.000
403	18	01	00	Impuesto al valor agregado	36.000	0	0	0	0	0	36.000
403	99	00	00	Otros servicios no personales	132.000	0	0	0	0	0	132.000
403	99	01	00	Otros servicios no personales	132.000	0	0	0	0	0	132.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	0	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610029008 DIRECCIÓN ESTADAL DELTA AMACURO

UNIDAD DE MEDIDA: KILÓMETRO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**157.278**	**0**	**0**	**0**	**0**	0	**157.278**
402	99	00	00	Otros materiales y suministros	157.278	0	0	0	0	0	157.278
402	99	01	00	Otros materiales y suministros	157.278	0	0	0	0	0	157.278
403	**00**	**00**	**00**	**Servicios no personales**	**200.172**	**0**	**0**	**0**	**0**	0	**200.172**
403	18	00	00	Impuestos indirectos	42.894	0	0	0	0	0	42.894
403	18	01	00	Impuesto al valor agregado	42.894	0	0	0	0	0	42.894
403	99	00	00	Otros servicios no personales	157.278	0	0	0	0	0	157.278
403	99	01	00	Otros servicios no personales	157.278	0	0	0	0	0	157.278
				Totales	**357.450**	**0**	**0**	**0**	**0**	0	**357.450**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610029009 DIRECCIÓN ESTADAL DISTRITO CAPITAL Y VARGAS

UNIDAD DE MEDIDA: KILÓMETRO **META:** 33

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL DISTRITO CAPITAL Y ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**440.000**	**0**	**0**	**0**	**0**	0	**440.000**
402	99	00	00	Otros materiales y suministros	440.000	0	0	0	0	0	440.000
402	99	01	00	Otros materiales y suministros	440.000	0	0	0	0	0	440.000
403	**00**	**00**	**00**	**Servicios no personales**	**560.000**	**0**	**0**	**0**	**0**	0	**560.000**
403	18	00	00	Impuestos indirectos	120.000	0	0	0	0	0	120.000
403	18	01	00	Impuesto al valor agregado	120.000	0	0	0	0	0	120.000
403	99	00	00	Otros servicios no personales	440.000	0	0	0	0	0	440.000
403	99	01	00	Otros servicios no personales	440.000	0	0	0	0	0	440.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610029010 DIRECCIÓN ESTADAL FALCÓN

UNIDAD DE MEDIDA: KILÓMETRO **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**241.597**	**0**	**0**	**0**	**0**	0	**241.597**
402	99	00	00	Otros materiales y suministros	241.597	0	0	0	0	0	241.597
402	99	01	00	Otros materiales y suministros	241.597	0	0	0	0	0	241.597
403	**00**	**00**	**00**	**Servicios no personales**	**307.487**	**0**	**0**	**0**	**0**	0	**307.487**
403	18	00	00	Impuestos indirectos	65.890	0	0	0	0	0	65.890
403	18	01	00	Impuesto al valor agregado	65.890	0	0	0	0	0	65.890
403	99	00	00	Otros servicios no personales	241.597	0	0	0	0	0	241.597
403	99	01	00	Otros servicios no personales	241.597	0	0	0	0	0	241.597
				Totales	**549.084**	**0**	**0**	**0**	**0**	0	**549.084**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610029011 DIRECCIÓN ESTADAL GUÁRICO

UNIDAD DE MEDIDA: KILÓMETRO **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**203.742**	**0**	**0**	**0**	**0**	0	**203.742**
402	99	00	00	Otros materiales y suministros	203.742	0	0	0	0	0	203.742
402	99	01	00	Otros materiales y suministros	203.742	0	0	0	0	0	203.742
403	**00**	**00**	**00**	**Servicios no personales**	**259.309**	**0**	**0**	**0**	**0**	0	**259.309**
403	18	00	00	Impuestos indirectos	55.567	0	0	0	0	0	55.567
403	18	01	00	Impuesto al valor agregado	55.567	0	0	0	0	0	55.567
403	99	00	00	Otros servicios no personales	203.742	0	0	0	0	0	203.742
403	99	01	00	Otros servicios no personales	203.742	0	0	0	0	0	203.742
				Totales	**463.051**	**0**	**0**	**0**	**0**	0	**463.051**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610029012 DIRECCIÓN ESTADAL LARA

UNIDAD DE MEDIDA: KILÓMETRO **META:** 25

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**330.175**	**0**	**0**	**0**	**0**	0	**330.175**
402	99	00	00	Otros materiales y suministros	330.175	0	0	0	0	0	330.175
402	99	01	00	Otros materiales y suministros	330.175	0	0	0	0	0	330.175
403	**00**	**00**	**00**	**Servicios no personales**	**420.223**	**0**	**0**	**0**	**0**	0	**420.223**
403	18	00	00	Impuestos indirectos	90.048	0	0	0	0	0	90.048
403	18	01	00	Impuesto al valor agregado	90.048	0	0	0	0	0	90.048
403	99	00	00	Otros servicios no personales	330.175	0	0	0	0	0	330.175
403	99	01	00	Otros servicios no personales	330.175	0	0	0	0	0	330.175
				Totales	**750.398**	**0**	**0**	**0**	**0**	0	**750.398**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610029013 DIRECCIÓN ESTADAL MÉRIDA

UNIDAD DE MEDIDA: KILÓMETRO **META:** 33

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**440.000**	**0**	**0**	**0**	**0**	0	**440.000**
402	99	00	00	Otros materiales y suministros	440.000	0	0	0	0	0	440.000
402	99	01	00	Otros materiales y suministros	440.000	0	0	0	0	0	440.000
403	**00**	**00**	**00**	**Servicios no personales**	**560.000**	**0**	**0**	**0**	**0**	0	**560.000**
403	18	00	00	Impuestos indirectos	120.000	0	0	0	0	0	120.000
403	18	01	00	Impuesto al valor agregado	120.000	0	0	0	0	0	120.000
403	99	00	00	Otros servicios no personales	440.000	0	0	0	0	0	440.000
403	99	01	00	Otros servicios no personales	440.000	0	0	0	0	0	440.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610029014 DIRECCIÓN ESTADAL MIRANDA

UNIDAD DE MEDIDA: KILÓMETRO **META:** 33

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**440.000**	**0**	**0**	**0**	**0**	0	**440.000**
402	99	00	00	Otros materiales y suministros	440.000	0	0	0	0	0	440.000
402	99	01	00	Otros materiales y suministros	440.000	0	0	0	0	0	440.000
403	**00**	**00**	**00**	**Servicios no personales**	**560.000**	**0**	**0**	**0**	**0**	0	**560.000**
403	18	00	00	Impuestos indirectos	120.000	0	0	0	0	0	120.000
403	18	01	00	Impuesto al valor agregado	120.000	0	0	0	0	0	120.000
403	99	00	00	Otros servicios no personales	440.000	0	0	0	0	0	440.000
403	99	01	00	Otros servicios no personales	440.000	0	0	0	0	0	440.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610029015 DIRECCIÓN ESTADAL MONAGAS

UNIDAD DE MEDIDA: KILÓMETRO **META:** 23

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**308.002**	**0**	**0**	**0**	**0**	0	**308.002**
402	99	00	00	Otros materiales y suministros	308.002	0	0	0	0	0	308.002
402	99	01	00	Otros materiales y suministros	308.002	0	0	0	0	0	308.002
403	**00**	**00**	**00**	**Servicios no personales**	**392.002**	**0**	**0**	**0**	**0**	0	**392.002**
403	18	00	00	Impuestos indirectos	84.000	0	0	0	0	0	84.000
403	18	01	00	Impuesto al valor agregado	84.000	0	0	0	0	0	84.000
403	99	00	00	Otros servicios no personales	308.002	0	0	0	0	0	308.002
403	99	01	00	Otros servicios no personales	308.002	0	0	0	0	0	308.002
				Totales	**700.004**	**0**	**0**	**0**	**0**	0	**700.004**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610029016 DIRECCIÓN ESTADAL NUEVA ESPARTA

UNIDAD DE MEDIDA: KILÓMETRO **META:** 22

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**285.900**	**0**	**0**	**0**	**0**	0	**285.900**
402	99	00	00	Otros materiales y suministros	285.900	0	0	0	0	0	285.900
402	99	01	00	Otros materiales y suministros	285.900	0	0	0	0	0	285.900
403	**00**	**00**	**00**	**Servicios no personales**	**363.873**	**0**	**0**	**0**	**0**	0	**363.873**
403	18	00	00	Impuestos indirectos	77.973	0	0	0	0	0	77.973
403	18	01	00	Impuesto al valor agregado	77.973	0	0	0	0	0	77.973
403	99	00	00	Otros servicios no personales	285.900	0	0	0	0	0	285.900
403	99	01	00	Otros servicios no personales	285.900	0	0	0	0	0	285.900
				Totales	**649.773**	**0**	**0**	**0**	**0**	0	**649.773**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610029017 DIRECCIÓN ESTADAL PORTUGUESA

UNIDAD DE MEDIDA: KILÓMETRO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**111.108**	**0**	**0**	**0**	**0**	0	**111.108**
402	99	00	00	Otros materiales y suministros	111.108	0	0	0	0	0	111.108
402	99	01	00	Otros materiales y suministros	111.108	0	0	0	0	0	111.108
403	**00**	**00**	**00**	**Servicios no personales**	**141.411**	**0**	**0**	**0**	**0**	0	**141.411**
403	18	00	00	Impuestos indirectos	30.303	0	0	0	0	0	30.303
403	18	01	00	Impuesto al valor agregado	30.303	0	0	0	0	0	30.303
403	99	00	00	Otros servicios no personales	111.108	0	0	0	0	0	111.108
403	99	01	00	Otros servicios no personales	111.108	0	0	0	0	0	111.108
				Totales	**252.519**	**0**	**0**	**0**	**0**	0	**252.519**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610029018 DIRECCIÓN ESTADAL SUCRE

UNIDAD DE MEDIDA: KILÓMETRO **META:** 13

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**170.372**	**0**	**0**	**0**	**0**	0	**170.372**
402	99	00	00	Otros materiales y suministros	170.372	0	0	0	0	0	170.372
402	99	01	00	Otros materiales y suministros	170.372	0	0	0	0	0	170.372
403	**00**	**00**	**00**	**Servicios no personales**	**216.836**	**0**	**0**	**0**	**0**	0	**216.836**
403	18	00	00	Impuestos indirectos	46.464	0	0	0	0	0	46.464
403	18	01	00	Impuesto al valor agregado	46.464	0	0	0	0	0	46.464
403	99	00	00	Otros servicios no personales	170.372	0	0	0	0	0	170.372
403	99	01	00	Otros servicios no personales	170.372	0	0	0	0	0	170.372
				Totales	**387.208**	**0**	**0**	**0**	**0**	0	**387.208**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610029019 DIRECCIÓN ESTADAL TÁCHIRA

UNIDAD DE MEDIDA: KILÓMETRO **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**319.541**	**0**	**0**	**0**	**0**	0	**319.541**
402	99	00	00	Otros materiales y suministros	319.541	0	0	0	0	0	319.541
402	99	01	00	Otros materiales y suministros	319.541	0	0	0	0	0	319.541
403	**00**	**00**	**00**	**Servicios no personales**	**406.688**	**0**	**0**	**0**	**0**	0	**406.688**
403	18	00	00	Impuestos indirectos	87.147	0	0	0	0	0	87.147
403	18	01	00	Impuesto al valor agregado	87.147	0	0	0	0	0	87.147
403	99	00	00	Otros servicios no personales	319.541	0	0	0	0	0	319.541
403	99	01	00	Otros servicios no personales	319.541	0	0	0	0	0	319.541
				Totales	**726.229**	**0**	**0**	**0**	**0**	0	**726.229**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610029020 DIRECCIÓN ESTADAL TRUJILLO

UNIDAD DE MEDIDA: KILÓMETRO **META:** 16

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**204.846**	**0**	**0**	**0**	**0**	0	**204.846**
402	99	00	00	Otros materiales y suministros	204.846	0	0	0	0	0	204.846
402	99	01	00	Otros materiales y suministros	204.846	0	0	0	0	0	204.846
403	**00**	**00**	**00**	**Servicios no personales**	**260.714**	**0**	**0**	**0**	**0**	0	**260.714**
403	18	00	00	Impuestos indirectos	55.868	0	0	0	0	0	55.868
403	18	01	00	Impuesto al valor agregado	55.868	0	0	0	0	0	55.868
403	99	00	00	Otros servicios no personales	204.846	0	0	0	0	0	204.846
403	99	01	00	Otros servicios no personales	204.846	0	0	0	0	0	204.846
				Totales	**465.560**	**0**	**0**	**0**	**0**	0	**465.560**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610029021 DIRECCIÓN ESTADAL YARACUY

UNIDAD DE MEDIDA: KILÓMETRO **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**92.867**	**0**	**0**	**0**	**0**	0	**92.867**
402	99	00	00	Otros materiales y suministros	92.867	0	0	0	0	0	92.867
402	99	01	00	Otros materiales y suministros	92.867	0	0	0	0	0	92.867
403	**00**	**00**	**00**	**Servicios no personales**	**118.195**	**0**	**0**	**0**	**0**	0	**118.195**
403	18	00	00	Impuestos indirectos	25.328	0	0	0	0	0	25.328
403	18	01	00	Impuesto al valor agregado	25.328	0	0	0	0	0	25.328
403	99	00	00	Otros servicios no personales	92.867	0	0	0	0	0	92.867
403	99	01	00	Otros servicios no personales	92.867	0	0	0	0	0	92.867
				Totales	**211.062**	**0**	**0**	**0**	**0**	0	**211.062**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610029022 DIRECCIÓN ESTADAL ZULIA

UNIDAD DE MEDIDA: KILÓMETRO **META:** 33

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**440.000**	**0**	**0**	**0**	**0**	0	**440.000**
402	99	00	00	Otros materiales y suministros	440.000	0	0	0	0	0	440.000
402	99	01	00	Otros materiales y suministros	440.000	0	0	0	0	0	440.000
403	**00**	**00**	**00**	**Servicios no personales**	**560.000**	**0**	**0**	**0**	**0**	0	**560.000**
403	18	00	00	Impuestos indirectos	120.000	0	0	0	0	0	120.000
403	18	01	00	Impuesto al valor agregado	120.000	0	0	0	0	0	120.000
403	99	00	00	Otros servicios no personales	440.000	0	0	0	0	0	440.000
403	99	01	00	Otros servicios no personales	440.000	0	0	0	0	0	440.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610029023 DIRECCIÓN ESTADAL AMAZONAS

UNIDAD DE MEDIDA: KILÓMETRO **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**90.560**	**0**	**0**	**0**	**0**	0	**90.560**
402	99	00	00	Otros materiales y suministros	90.560	0	0	0	0	0	90.560
402	99	01	00	Otros materiales y suministros	90.560	0	0	0	0	0	90.560
403	**00**	**00**	**00**	**Servicios no personales**	**115.258**	**0**	**0**	**0**	**0**	0	**115.258**
403	18	00	00	Impuestos indirectos	24.698	0	0	0	0	0	24.698
403	18	01	00	Impuesto al valor agregado	24.698	0	0	0	0	0	24.698
403	99	00	00	Otros servicios no personales	90.560	0	0	0	0	0	90.560
403	99	01	00	Otros servicios no personales	90.560	0	0	0	0	0	90.560
				Totales	**205.818**	**0**	**0**	**0**	**0**	0	**205.818**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115485 610029000 PAVIMENTACIÓN, ASFALTADO, BACHEO, REHABILITACIÓN Y MEJORAS DE LA VIALIDAD A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO, ACUÁTICO, VIALIDAD CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 459

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610029024 DIRECCIÓN ESTADAL ZONA SUR DEL LAGO

UNIDAD DE MEDIDA: KILÓMETRO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN ESTADAL ZONA SUR DEL LAGO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**84.201**	**0**	**0**	**0**	**0**	0	**84.201**
402	99	00	00	Otros materiales y suministros	84.201	0	0	0	0	0	84.201
402	99	01	00	Otros materiales y suministros	84.201	0	0	0	0	0	84.201
403	**00**	**00**	**00**	**Servicios no personales**	**107.164**	**0**	**0**	**0**	**0**	0	**107.164**
403	18	00	00	Impuestos indirectos	22.963	0	0	0	0	0	22.963
403	18	01	00	Impuesto al valor agregado	22.963	0	0	0	0	0	22.963
403	99	00	00	Otros servicios no personales	84.201	0	0	0	0	0	84.201
403	99	01	00	Otros servicios no personales	84.201	0	0	0	0	0	84.201
				Totales	**191.365**	**0**	**0**	**0**	**0**	0	**191.365**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 116215 610030000 ARTICULACIÓN SOCIAL DEL MINISTERIO DE TRANSPORTE Y COMUNICACIONES CON LA COMUNIDAD

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLITÍCAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: PERSONA CAPACITADA

META: 300

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN AL CIUDADANO

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.920.000**	**0**	**0**	**0**	**0**	**0**	**7.920.000**
402	01	00	00	Productos alimenticios y agropecuarios	3.000.000	0	0	0	0	0	3.000.000
402	01	01	00	Alimentos y bebidas para personas	3.000.000	0	0	0	0	0	3.000.000
402	08	00	00	Productos metálicos	4.920.000	0	0	0	0	0	4.920.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.920.000	0	0	0	0	0	4.920.000
403	**00**	**00**	**00**	**Servicios no personales**	**16.080.000**	**0**	**0**	**0**	**0**	**0**	**16.080.000**
403	18	00	00	Impuestos indirectos	1.080.000	0	0	0	0	0	1.080.000
403	18	01	00	Impuesto al valor agregado	1.080.000	0	0	0	0	0	1.080.000
403	99	00	00	Otros servicios no personales	15.000.000	0	0	0	0	0	15.000.000
403	99	01	00	Otros servicios no personales	15.000.000	0	0	0	0	0	15.000.000
				Totales	**24.000.000**	**0**	**0**	**0**	**0**	**0**	**24.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 116215 610030000 ARTICULACIÓN SOCIAL DEL MINISTERIO DE TRANSPORTE Y COMUNICACIONES CON LA COMUNIDAD

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLITÍCAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: PERSONA CAPACITADA

META: 300

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN AL CIUDADANO

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 116215 610030000 ARTICULACIÓN SOCIAL DEL MINISTERIO DE TRANSPORTE Y COMUNICACIONES CON LA COMUNIDAD

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLITÍCAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 300

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610030001 ASESORÍAS TÉCNICAS EN MATERIA DE VIALIDAD Y CONSTRUCCIÓN

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 300

RESPONSABLE/EJECUTOR: OFICINA DE ATENCIÓN AL CIUDADANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.920.000**	**0**	**0**	**0**	**0**	0	**7.920.000**
402	01	00	00	Productos alimenticios y agropecuarios	3.000.000	0	0	0	0	0	3.000.000
402	01	01	00	Alimentos y bebidas para personas	3.000.000	0	0	0	0	0	3.000.000
402	08	00	00	Productos metálicos	4.920.000	0	0	0	0	0	4.920.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.920.000	0	0	0	0	0	4.920.000
403	**00**	**00**	**00**	**Servicios no personales**	**16.080.000**	**0**	**0**	**0**	**0**	0	**16.080.000**
403	18	00	00	Impuestos indirectos	1.080.000	0	0	0	0	0	1.080.000
403	18	01	00	Impuesto al valor agregado	1.080.000	0	0	0	0	0	1.080.000
403	99	00	00	Otros servicios no personales	15.000.000	0	0	0	0	0	15.000.000
403	99	01	00	Otros servicios no personales	15.000.000	0	0	0	0	0	15.000.000
				Totales	**24.000.000**	**0**	**0**	**0**	**0**	0	**24.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 38339 610031000 CONSTRUCCIONES DE EDIFICACIONES DE SALUD

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANISTICO,TRANSPORTE TERRESTRE, ÁEREO, ACUÁTICO, VIALIDAD Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 96.085

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO TERRITORIAL

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**117.857**	**0**	**0**	**0**	**0**	**0**	**117.857**
403	18	00	00	Impuestos indirectos	117.857	0	0	0	0	0	117.857
403	18	01	00	Impuesto al valor agregado	117.857	0	0	0	0	0	117.857
404	**00**	**00**	**00**	**Activos reales**	**982.143**	**0**	**0**	**0**	**0**	**0**	**982.143**
404	15	00	00	Construcciones del dominio privado	982.143	0	0	0	0	0	982.143
404	15	01	00	Construcciones de edificaciones médico-asistenciales	982.143	0	0	0	0	0	982.143
				Totales	**1.100.000**	**0**	**0**	**0**	**0**	**0**	**1.100.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 38339 610031000 CONSTRUCCIONES DE EDIFICACIONES DE SALUD

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANISTICO,TRANSPORTE TERRESTRE, ÁEREO, ACUÁTICO, VIALIDAD Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: METRO CUADRADO

META: 96.085

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO TERRITORIAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 38339 610031000 CONSTRUCCIONES DE EDIFICACIONES DE SALUD

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANISTICO,TRANSPORTE TERRESTRE, ÁEREO, ACUÁTICO, VIALIDAD Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 96.085

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO TERRITORIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610031020 GERIÁTRICO NUESTRA SEÑORA DE LOS POBRES ZORCA PIE DE CUESTA. MCPIO. CÁRDENAS. ESTADO TÁCHIRA

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 129

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**117.857**	**0**	**0**	**0**	**0**	0	**117.857**
403	18	00	00	Impuestos indirectos	117.857	0	0	0	0	0	117.857
403	18	01	00	Impuesto al valor agregado	117.857	0	0	0	0	0	117.857
404	**00**	**00**	**00**	**Activos reales**	**982.143**	**0**	**0**	**0**	**0**	0	**982.143**
404	15	00	00	Construcciones del dominio privado	982.143	0	0	0	0	0	982.143
404	15	01	00	Construcciones de edificaciones médico-asistenciales	982.143	0	0	0	0	0	982.143
				Totales	**1.100.000**	**0**	**0**	**0**	**0**	0	**1.100.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115881 610032000 CONSTRUCCIONES Y MEJORAS DE CARRETERAS

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANO RECTOR, LAS POLÍTICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, ÁEREO Y ACUATICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADADES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO

META: 31

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**283.952**	**0**	**0**	**0**	**0**	**0**	**283.952**
403	18	00	00	Impuestos indirectos	283.952	0	0	0	0	0	283.952
403	18	01	00	Impuesto al valor agregado	283.952	0	0	0	0	0	283.952
404	**00**	**00**	**00**	**Activos reales**	**2.366.268**	**0**	**0**	**0**	**0**	**0**	**2.366.268**
404	16	00	00	Construcciones del dominio público	2.366.268	0	0	0	0	0	2.366.268
404	16	01	00	Construcción de vialidad	2.366.268	0	0	0	0	0	2.366.268
				Totales	**2.650.220**	**0**	**0**	**0**	**0**	**0**	**2.650.220**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115881 610032000 CONSTRUCCIONES Y MEJORAS DE CARRETERAS

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANO RECTOR, LAS POLÍTICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, ÁEREO Y ACUATICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADADES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO

META: 31

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115881 610032000 CONSTRUCCIONES Y MEJORAS DE CARRETERAS

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANO RECTOR, LAS POLÍTICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, ÁEREO Y ACUATICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADADES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 31

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610032002 CONSTRUCCIÓN DEL PUENTE PLATANILLAL, VÍA T002 ETAPA III (ÚLTIMA)

UNIDAD DE MEDIDA: METRO LINEAL **META:** 22

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**267.857**	**0**	**0**	**0**	**0**	0	**267.857**
403	18	00	00	Impuestos indirectos	267.857	0	0	0	0	0	267.857
403	18	01	00	Impuesto al valor agregado	267.857	0	0	0	0	0	267.857
404	**00**	**00**	**00**	**Activos reales**	**2.232.143**	**0**	**0**	**0**	**0**	0	**2.232.143**
404	16	00	00	Construcciones del dominio público	2.232.143	0	0	0	0	0	2.232.143
404	16	01	00	Construcción de vialidad	2.232.143	0	0	0	0	0	2.232.143
				Totales	**2.500.000**	**0**	**0**	**0**	**0**	0	**2.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115881 610032000 CONSTRUCCIONES Y MEJORAS DE CARRETERAS

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANO RECTOR, LAS POLÍTICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, ÁEREO Y ACUATICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADADES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 31

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 610032004 BACHEO,REPAVIMENTACIÓN Y CONSTRUCCIÓN DE OBRAS DE DRENAJE EN LA VÍA TO14,TRAMO EMP. TO09,CRUCERO DE SANTA FÉ-ONOTO-LÍMITE GUÁRICO

UNIDAD DE MEDIDA: KILÓMETRO **META:** 64

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**16.095**	**0**	**0**	**0**	**0**	0	**16.095**
403	18	00	00	Impuestos indirectos	16.095	0	0	0	0	0	16.095
403	18	01	00	Impuesto al valor agregado	16.095	0	0	0	0	0	16.095
404	**00**	**00**	**00**	**Activos reales**	**134.125**	**0**	**0**	**0**	**0**	0	**134.125**
404	16	00	00	Construcciones del dominio público	134.125	0	0	0	0	0	134.125
404	16	01	00	Construcción de vialidad	134.125	0	0	0	0	0	134.125
				Totales	**150.220**	**0**	**0**	**0**	**0**	0	**150.220**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115065 610033000 ESTUDIOS ESPECÍFICOS Y ACTUALIZADOS PARA LA INFRAESTRUCTURA AEROPORTUARIA 2012

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO LAS POLITICAS PÚBLICAS EN MATERIA DE TRANSPORTE AÉREO, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: ESTUDIO

META: 19

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE TRANSPORTE

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**64.000**	**0**	**0**	**0**	**0**	**0**	**64.000**
403	18	00	00	Impuestos indirectos	64.000	0	0	0	0	0	64.000
403	18	01	00	Impuesto al valor agregado	64.000	0	0	0	0	0	64.000
404	**00**	**00**	**00**	**Activos reales**	**736.000**	**0**	**0**	**0**	**0**	**0**	**736.000**
404	13	00	00	Estudios y proyectos para inversión en activos fijos	736.000	0	0	0	0	0	736.000
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	736.000	0	0	0	0	0	736.000
				Totales	**800.000**	**0**	**0**	**0**	**0**	**0**	**800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115065 610033000 ESTUDIOS ESPECÍFICOS Y ACTUALIZADOS PARA LA INFRAESTRUCTURA AEROPORTUARIA 2012

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO LAS POLITICAS PÚBLICAS EN MATERIA DE TRANSPORTE AÉREO, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: ESTUDIO **META:** 19

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE TRANSPORTE **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115065 610033000 ESTUDIOS ESPECÍFICOS Y ACTUALIZADOS PARA LA INFRAESTRUCTURA AEROPORTUARIA 2012

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO LAS POLITICAS PÚBLICAS EN MATERIA DE TRANSPORTE AÉREO, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: ESTUDIO **META:** 19

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE TRANSPORTE **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610033003 PLANES MAESTROS

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE TRANSPORTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**64.000**	**0**	**0**	**0**	**0**	0	**64.000**
403	18	00	00	Impuestos indirectos	64.000	0	0	0	0	0	64.000
403	18	01	00	Impuesto al valor agregado	64.000	0	0	0	0	0	64.000
404	**00**	**00**	**00**	**Activos reales**	**736.000**	**0**	**0**	**0**	**0**	0	**736.000**
404	13	00	00	Estudios y proyectos para inversión en activos fijos	736.000	0	0	0	0	0	736.000
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	736.000	0	0	0	0	0	736.000
				Totales	**800.000**	**0**	**0**	**0**	**0**	0	**800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115180 610034000 ESTUDIOS ESPECÍFICOS Y ACTUALIZADOS DE INFRAESTRUCTURA DEL TRANSPORTE CARRETERO FERROVIARIO 2012

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO LAS POLÍTICAS PÚBLICAS EN MATERIA DE TRANSPORTE TERRESTRE, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: ESTUDIO **META:** 21

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE TRANSPORTE **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**159.520**	**0**	**0**	**0**	**0**	**0**	**159.520**
403	18	00	00	Impuestos indirectos	159.520	0	0	0	0	0	159.520
403	18	01	00	Impuesto al valor agregado	159.520	0	0	0	0	0	159.520
404	**00**	**00**	**00**	**Activos reales**	**1.834.480**	**0**	**0**	**0**	**0**	**0**	**1.834.480**
404	13	00	00	Estudios y proyectos para inversión en activos fijos	1.834.480	0	0	0	0	0	1.834.480
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	1.834.480	0	0	0	0	0	1.834.480
				Totales	**1.994.000**	**0**	**0**	**0**	**0**	**0**	**1.994.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115180 610034000 ESTUDIOS ESPECÍFICOS Y ACTUALIZADOS DE INFRAESTRUCTURA DEL TRANSPORTE CARRETERO FERROVIARIO 2012

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO LAS POLÍTICAS PÚBLICAS EN MATERIA DE TRANSPORTE TERRESTRE, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: ESTUDIO **META:** 21

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE TRANSPORTE **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115180 610034000 ESTUDIOS ESPECÍFICOS Y ACTUALIZADOS DE INFRAESTRUCTURA DEL TRANSPORTE CARRETERO FERROVIARIO 2012

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO LAS POLÍTICAS PÚBLICAS EN MATERIA DE TRANSPORTE TERRESTRE, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: ESTUDIO **META:** 21

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE TRANSPORTE **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610034001 ESTUDIOS Y PROYECTOS

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE TRANSPORTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**159.520**	**0**	**0**	**0**	**0**	0	**159.520**
403	18	00	00	Impuestos indirectos	159.520	0	0	0	0	0	159.520
403	18	01	00	Impuesto al valor agregado	159.520	0	0	0	0	0	159.520
404	**00**	**00**	**00**	**Activos reales**	**1.834.480**	**0**	**0**	**0**	**0**	0	**1.834.480**
404	13	00	00	Estudios y proyectos para inversión en activos fijos	1.834.480	0	0	0	0	0	1.834.480
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	1.834.480	0	0	0	0	0	1.834.480
				Totales	**1.994.000**	**0**	**0**	**0**	**0**	0	**1.994.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115160 610035000 ESTUDIOS ESPECÍFICOS Y ACTUALIZADOS DE LA INFRAESTRUCTURA DEL TRANSPORTE ACUÁTICO 2012

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO LAS POLITICAS PÚBLICAS EN MATERIA DE TRANSPORTE ACUÁTICO, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: ESTUDIO **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE TRANSPORTE **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**64.000**	**0**	**0**	**0**	**0**	**0**	**64.000**
403	18	00	00	Impuestos indirectos	64.000	0	0	0	0	0	64.000
403	18	01	00	Impuesto al valor agregado	64.000	0	0	0	0	0	64.000
404	**00**	**00**	**00**	**Activos reales**	**736.000**	**0**	**0**	**0**	**0**	**0**	**736.000**
404	13	00	00	Estudios y proyectos para inversión en activos fijos	736.000	0	0	0	0	0	736.000
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	736.000	0	0	0	0	0	736.000
				Totales	**800.000**	**0**	**0**	**0**	**0**	**0**	**800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115160 610035000 ESTUDIOS ESPECÍFICOS Y ACTUALIZADOS DE LA INFRAESTRUCTURA DEL TRANSPORTE ACUÁTICO 2012

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO LAS POLITICAS PÚBLICAS EN MATERIA DE TRANSPORTE ACUÁTICO, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: ESTUDIO

META: 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE TRANSPORTE

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115160 610035000 ESTUDIOS ESPECÍFICOS Y ACTUALIZADOS DE LA INFRAESTRUCTURA DEL TRANSPORTE ACUÁTICO 2012

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO LAS POLITICAS PÚBLICAS EN MATERIA DE TRANSPORTE ACUÁTICO, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: ESTUDIO **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE TRANSPORTE **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610035001 ESTUDIOS DE FACTIBILIDAD

UNIDAD DE MEDIDA: PORCENTAJE **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN DE TRANSPORTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**64.000**	**0**	**0**	**0**	**0**	0	**64.000**
403	18	00	00	Impuestos indirectos	64.000	0	0	0	0	0	64.000
403	18	01	00	Impuesto al valor agregado	64.000	0	0	0	0	0	64.000
404	**00**	**00**	**00**	**Activos reales**	**736.000**	**0**	**0**	**0**	**0**	0	**736.000**
404	13	00	00	Estudios y proyectos para inversión en activos fijos	736.000	0	0	0	0	0	736.000
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	736.000	0	0	0	0	0	736.000
				Totales	**800.000**	**0**	**0**	**0**	**0**	0	**800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115864 610036000 DESARROLLO DE ESTUDIOS Y/O PROYECTOS INTEGRALES DE REFORZAMIENTO Y REPARACIÓN DE PUENTES A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: PROYECTO **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**16.296**	**0**	**0**	**0**	**0**	**0**	**16.296**
403	18	00	00	Impuestos indirectos	16.296	0	0	0	0	0	16.296
403	18	01	00	Impuesto al valor agregado	16.296	0	0	0	0	0	16.296
404	**00**	**00**	**00**	**Activos reales**	**203.704**	**0**	**0**	**0**	**0**	**0**	**203.704**
404	13	00	00	Estudios y proyectos para inversión en activos fijos	203.704	0	0	0	0	0	203.704
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	203.704	0	0	0	0	0	203.704
				Totales	**220.000**	**0**	**0**	**0**	**0**	**0**	**220.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115864 610036000 DESARROLLO DE ESTUDIOS Y/O PROYECTOS INTEGRALES DE REFORZAMIENTO Y REPARACIÓN DE PUENTES A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: PROYECTO

META: 40

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115864 610036000 DESARROLLO DE ESTUDIOS Y/O PROYECTOS INTEGRALES DE REFORZAMIENTO Y REPARACIÓN DE PUENTES A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: PROYECTO **META:** 40

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610036026 ESTUDIO PROYECTO PUENTE LA PUNTA III PROG. NACIONAL 299+570 CARRETERA TO05 GUANARE-BARINAS

UNIDAD DE MEDIDA: ESTUDIO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**16.296**	**0**	**0**	**0**	**0**	0	**16.296**
403	18	00	00	Impuestos indirectos	16.296	0	0	0	0	0	16.296
403	18	01	00	Impuesto al valor agregado	16.296	0	0	0	0	0	16.296
404	**00**	**00**	**00**	**Activos reales**	**203.704**	**0**	**0**	**0**	**0**	0	**203.704**
404	13	00	00	Estudios y proyectos para inversión en activos fijos	203.704	0	0	0	0	0	203.704
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	203.704	0	0	0	0	0	203.704
				Totales	**220.000**	**0**	**0**	**0**	**0**	0	**220.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 37447 610037000 CONSTRUCCIÓN DE EDIFICACIONES DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR, LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y TELECOMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA DE LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 43.425

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO TERRITORIAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**182.143**	**0**	**0**	**0**	**0**	**0**	**182.143**
403	18	00	00	Impuestos indirectos	182.143	0	0	0	0	0	182.143
403	18	01	00	Impuesto al valor agregado	182.143	0	0	0	0	0	182.143
404	**00**	**00**	**00**	**Activos reales**	**1.517.857**	**0**	**0**	**0**	**0**	**0**	**1.517.857**
404	15	00	00	Construcciones del dominio privado	1.517.857	0	0	0	0	0	1.517.857
404	15	02	00	Construcciones de edificaciones militares y de seguridad	1.517.857	0	0	0	0	0	1.517.857
				Totales	**1.700.000**	**0**	**0**	**0**	**0**	**0**	**1.700.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 37447 610037000 CONSTRUCCIÓN DE EDIFICACIONES DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR, LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y TELECOMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA DE LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: METRO CUADRADO

META: 43.425

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO TERRITORIAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 37447 610037000 CONSTRUCCIÓN DE EDIFICACIONES DE SEGURIDAD Y DEFENSA

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ORGANISMO RECTOR, LAS POLÍTICAS PÚBLICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y TELECOMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA DE LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 43.425

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO TERRITORIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610037002 COMANDO REGIONAL Nº 9 GUARDIA NACIONAL, MUELLE PUERTO AYACUCHO, MCPIO. ATURES, ESTADO AMAZONAS

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 196

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**182.143**	**0**	**0**	**0**	**0**	0	**182.143**
403	18	00	00	Impuestos indirectos	182.143	0	0	0	0	0	182.143
403	18	01	00	Impuesto al valor agregado	182.143	0	0	0	0	0	182.143
404	**00**	**00**	**00**	**Activos reales**	**1.517.857**	**0**	**0**	**0**	**0**	0	**1.517.857**
404	15	00	00	Construcciones del dominio privado	1.517.857	0	0	0	0	0	1.517.857
404	15	02	00	Construcciones de edificaciones militares y de seguridad	1.517.857	0	0	0	0	0	1.517.857
				Totales	**1.700.000**	**0**	**0**	**0**	**0**	0	**1.700.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 37371 610038000 ESTUDIOS Y PROYECTOS DE OBRAS DE EQUIPAMIENTO TERRITORIAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR, LAS POLÍTICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE AÉREO, ACUÁTICO, VIALIDAD Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTATALES Y MUNICIPALES

UNIDAD DE MEDIDA: METRO CUADRADO

META: 102.438

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO TERRITORIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**32.437**	**0**	**0**	**0**	**0**	**0**	**32.437**
403	18	00	00	Impuestos indirectos	32.437	0	0	0	0	0	32.437
403	18	01	00	Impuesto al valor agregado	32.437	0	0	0	0	0	32.437
404	**00**	**00**	**00**	**Activos reales**	**405.468**	**0**	**0**	**0**	**0**	**0**	**405.468**
404	13	00	00	Estudios y proyectos para inversión en activos fijos	405.468	0	0	0	0	0	405.468
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	405.468	0	0	0	0	0	405.468
				Totales	**437.905**	**0**	**0**	**0**	**0**	**0**	**437.905**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 37371 610038000 ESTUDIOS Y PROYECTOS DE OBRAS DE EQUIPAMIENTO TERRITORIAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR, LAS POLÍTICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE AÉREO, ACUÁTICO, VIALIDAD Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTATALES Y MUNICIPALES

UNIDAD DE MEDIDA: METRO CUADRADO

META: 102.438

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO TERRITORIAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 37371 610038000 ESTUDIOS Y PROYECTOS DE OBRAS DE EQUIPAMIENTO TERRITORIAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR, LAS POLÍTICAS EN MATERIA DE DESARROLLO URBANÍSTICO, TRANSPORTE AÉREO, ACUÁTICO, VIALIDAD Y COMUNICACIONES CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTATALES Y MUNICIPALES

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 102.438

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO TERRITORIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610038007 EDIFICACIONES VARIAS

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 710

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO TERRITORIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**32.437**	**0**	**0**	**0**	**0**	0	**32.437**
403	18	00	00	Impuestos indirectos	32.437	0	0	0	0	0	32.437
403	18	01	00	Impuesto al valor agregado	32.437	0	0	0	0	0	32.437
404	**00**	**00**	**00**	**Activos reales**	**405.468**	**0**	**0**	**0**	**0**	0	**405.468**
404	13	00	00	Estudios y proyectos para inversión en activos fijos	405.468	0	0	0	0	0	405.468
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	405.468	0	0	0	0	0	405.468
				Totales	**437.905**	**0**	**0**	**0**	**0**	0	**437.905**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115451 610040000 PLANES PARTICULARES A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENACIÓN URBANÍSTICA, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE BRINDAR MEJOR CALIDAD DE VIDA A SUS HABITANTES

UNIDAD DE MEDIDA: PLAN

META: 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ORDENACIÓN DEL TERRITORIO URBANÍSTICO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**66.637**	**0**	**0**	**0**	**0**	**0**	**66.637**
403	18	00	00	Impuestos indirectos	66.637	0	0	0	0	0	66.637
403	18	01	00	Impuesto al valor agregado	66.637	0	0	0	0	0	66.637
404	**00**	**00**	**00**	**Activos reales**	**832.963**	**0**	**0**	**0**	**0**	**0**	**832.963**
404	13	00	00	Estudios y proyectos para inversión en activos fijos	832.963	0	0	0	0	0	832.963
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	832.963	0	0	0	0	0	832.963
				Totales	**899.600**	**0**	**0**	**0**	**0**	**0**	**899.600**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115451 610040000 PLANES PARTICULARES A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENACIÓN URBANÍSTICA, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE BRINDAR MEJOR CALIDAD DE VIDA A SUS HABITANTES

UNIDAD DE MEDIDA: PLAN

META: 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ORDENACIÓN DEL TERRITORIO URBANÍSTICO

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115451 610040000 PLANES PARTICULARES A NIVEL NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: ORDENACIÓN URBANÍSTICA, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE BRINDAR MEJOR CALIDAD DE VIDA A SUS HABITANTES

UNIDAD DE MEDIDA: PLAN **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ORDENACIÓN DEL TERRITORIO URBANÍSTICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610040002 PLAN PARTICULAR DE MAPIRE, EDO. ANZOÁTEGUI

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ORDENACIÓN DEL TERRITORIO URBANÍSTICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**66.637**	**0**	**0**	**0**	**0**	0	**66.637**
403	18	00	00	Impuestos indirectos	66.637	0	0	0	0	0	66.637
403	18	01	00	Impuesto al valor agregado	66.637	0	0	0	0	0	66.637
404	**00**	**00**	**00**	**Activos reales**	**832.963**	**0**	**0**	**0**	**0**	0	**832.963**
404	13	00	00	Estudios y proyectos para inversión en activos fijos	832.963	0	0	0	0	0	832.963
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	832.963	0	0	0	0	0	832.963
				Totales	**899.600**	**0**	**0**	**0**	**0**	0	**899.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115301 610041000 CONSTRUCCIÓN, REHABILITACIÓN Y MANTENIMIENTO DE LA VIALIDAD AGRÍCOLA NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR, LAS POLÍTICAS PUBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: KILÓMETRO

META: 33

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD AGRÍCOLA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**407.131**	**0**	**0**	**0**	**0**	**0**	**407.131**
403	18	00	00	Impuestos indirectos	407.131	0	0	0	0	0	407.131
403	18	01	00	Impuesto al valor agregado	407.131	0	0	0	0	0	407.131
404	**00**	**00**	**00**	**Activos reales**	**3.392.738**	**0**	**0**	**0**	**0**	**0**	**3.392.738**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	3.392.738	0	0	0	0	0	3.392.738
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	3.392.738	0	0	0	0	0	3.392.738
				Totales	**3.799.869**	**0**	**0**	**0**	**0**	**0**	**3.799.869**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115301 610041000 CONSTRUCCIÓN, REHABILITACIÓN Y MANTENIMIENTO DE LA VIALIDAD AGRÍCOLA NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR, LAS POLÍTICAS PUBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 33

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD AGRÍCOLA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115301 610041000 CONSTRUCCIÓN, REHABILITACIÓN Y MANTENIMIENTO DE LA VIALIDAD AGRÍCOLA NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR, LAS POLÍTICAS PUBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 33

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD AGRÍCOLA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610041027 REHABILITACIÓN DE LA VÍA AGRÍCOLA T-005 MAMPOSTAL MAPURITE LONG.13 KMS.

UNIDAD DE MEDIDA: KILÓMETRO **META:** 13

RESPONSABLE/EJECUTOR: SAVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**70.715**	**0**	**0**	**0**	**0**	0	**70.715**
403	18	00	00	Impuestos indirectos	70.715	0	0	0	0	0	70.715
403	18	01	00	Impuesto al valor agregado	70.715	0	0	0	0	0	70.715
404	**00**	**00**	**00**	**Activos reales**	**589.285**	**0**	**0**	**0**	**0**	0	**589.285**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	589.285	0	0	0	0	0	589.285
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	589.285	0	0	0	0	0	589.285
				Totales	**660.000**	**0**	**0**	**0**	**0**	0	**660.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115301 610041000 CONSTRUCCIÓN, REHABILITACIÓN Y MANTENIMIENTO DE LA VIALIDAD AGRÍCOLA NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR, LAS POLÍTICAS PUBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 33

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD AGRÍCOLA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610041028 REHABILITACIÓN DE LA VÍA AGRÍCOLA EL ESTERO-CAMPO ALEGRE. MCPIO ANZOÁTEGUI 0+000 A LA 2+600

UNIDAD DE MEDIDA: KILÓMETRO **META:** 3

RESPONSABLE/EJECUTOR: SAVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**53.803**	**0**	**0**	**0**	**0**	0	**53.803**
403	18	00	00	Impuestos indirectos	53.803	0	0	0	0	0	53.803
403	18	01	00	Impuesto al valor agregado	53.803	0	0	0	0	0	53.803
404	**00**	**00**	**00**	**Activos reales**	**448.356**	**0**	**0**	**0**	**0**	0	**448.356**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	448.356	0	0	0	0	0	448.356
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	448.356	0	0	0	0	0	448.356
				Totales	**502.159**	**0**	**0**	**0**	**0**	0	**502.159**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115301 610041000 CONSTRUCCIÓN, REHABILITACIÓN Y MANTENIMIENTO DE LA VIALIDAD AGRÍCOLA NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR, LAS POLÍTICAS PUBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 33

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD AGRÍCOLA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610041041 REHABILITACIÓN Y MEJORAS DE LA VÍA AGRICOLA JABÓN-SAN PEDRO, PARROQUIA TORRES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 13

RESPONSABLE/EJECUTOR: SAVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**160.608**	**0**	**0**	**0**	**0**	0	**160.608**
403	18	00	00	Impuestos indirectos	160.608	0	0	0	0	0	160.608
403	18	01	00	Impuesto al valor agregado	160.608	0	0	0	0	0	160.608
404	**00**	**00**	**00**	**Activos reales**	**1.338.392**	**0**	**0**	**0**	**0**	0	**1.338.392**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	1.338.392	0	0	0	0	0	1.338.392
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	1.338.392	0	0	0	0	0	1.338.392
				Totales	**1.499.000**	**0**	**0**	**0**	**0**	0	**1.499.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115301 610041000 CONSTRUCCIÓN, REHABILITACIÓN Y MANTENIMIENTO DE LA VIALIDAD AGRÍCOLA NACIONAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR, LAS POLÍTICAS PUBLICAS EN MATERIA DE: ORDENAMIENTO URBANÍSTICO, TRANSPORTE Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN, EN CONCORDANCIA CON LOS PLANES NACIONALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 33

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD AGRÍCOLA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610041086 REHABILITACIÓN Y MEJORAS DE LA VIA AGRÍCOLA LAS CRUCECITAS-EL CANDELO. PROGRESIVA 0+000 A LA 5+381

UNIDAD DE MEDIDA: KILÓMETRO **META:** 6

RESPONSABLE/EJECUTOR: SAVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**122.005**	**0**	**0**	**0**	**0**	0	**122.005**
403	18	00	00	Impuestos indirectos	122.005	0	0	0	0	0	122.005
403	18	01	00	Impuesto al valor agregado	122.005	0	0	0	0	0	122.005
404	**00**	**00**	**00**	**Activos reales**	**1.016.705**	**0**	**0**	**0**	**0**	0	**1.016.705**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	1.016.705	0	0	0	0	0	1.016.705
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	1.016.705	0	0	0	0	0	1.016.705
				Totales	**1.138.710**	**0**	**0**	**0**	**0**	0	**1.138.710**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115740 610042000 DESARROLLO DE ESTUDIOS Y/O PROYECTOS DE VIALIDAD

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: PROYECTO **META:** 13

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**94.444**	**0**	**0**	**0**	**0**	**0**	**94.444**
403	18	00	00	Impuestos indirectos	94.444	0	0	0	0	0	94.444
403	18	01	00	Impuesto al valor agregado	94.444	0	0	0	0	0	94.444
404	**00**	**00**	**00**	**Activos reales**	**1.180.556**	**0**	**0**	**0**	**0**	**0**	**1.180.556**
404	13	00	00	Estudios y proyectos para inversión en activos fijos	1.180.556	0	0	0	0	0	1.180.556
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	1.180.556	0	0	0	0	0	1.180.556
				Totales	**1.275.000**	**0**	**0**	**0**	**0**	**0**	**1.275.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115740 610042000 DESARROLLO DE ESTUDIOS Y/O PROYECTOS DE VIALIDAD

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: PROYECTO

META: 13

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 115740 610042000 DESARROLLO DE ESTUDIOS Y/O PROYECTOS DE VIALIDAD

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: PROYECTO **META:** 13

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610042001 PROYECTO INTEGRAL ARTERIAL 9 (ART-09) EL LIMÓN DISTRIBUIDOR TAPA TAPA

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**94.444**	**0**	**0**	**0**	**0**	0	**94.444**
403	18	00	00	Impuestos indirectos	94.444	0	0	0	0	0	94.444
403	18	01	00	Impuesto al valor agregado	94.444	0	0	0	0	0	94.444
404	**00**	**00**	**00**	**Activos reales**	**1.180.556**	**0**	**0**	**0**	**0**	0	**1.180.556**
404	13	00	00	Estudios y proyectos para inversión en activos fijos	1.180.556	0	0	0	0	0	1.180.556
404	13	02	00	Estudios y proyectos aplicables a bienes del dominio público	1.180.556	0	0	0	0	0	1.180.556
				Totales	**1.275.000**	**0**	**0**	**0**	**0**	0	**1.275.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 116024 610043000 CONSERVACIÓN Y MANTENIMIENTO DE CARRETERAS EN LA RED VIAL PRINCIPAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 52

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**552.787**	**0**	**0**	**0**	**0**	**0**	**552.787**
403	18	00	00	Impuestos indirectos	552.787	0	0	0	0	0	552.787
403	18	01	00	Impuesto al valor agregado	552.787	0	0	0	0	0	552.787
404	**00**	**00**	**00**	**Activos reales**	**4.611.930**	**0**	**0**	**0**	**0**	**0**	**4.611.930**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	4.611.930	0	0	0	0	0	4.611.930
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	4.611.930	0	0	0	0	0	4.611.930
				Totales	**5.164.717**	**0**	**0**	**0**	**0**	**0**	**5.164.717**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 116024 610043000 CONSERVACIÓN Y MANTENIMIENTO DE CARRETERAS EN LA RED VIAL PRINCIPAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO

META: 52

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 116024 610043000 CONSERVACIÓN Y MANTENIMIENTO DE CARRETERAS EN LA RED VIAL PRINCIPAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 52

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 610043021 REHABILITACIÓN Y REPARACIÓN DE VÍA L002-FA: TRAMO BARIRO-LÍMITE ESTADO LARA, MUNICIPIO BUCHIVACOA, ESTADO FALCÓN

UNIDAD DE MEDIDA: KILÓMETRO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**527.073**	**0**	**0**	**0**	**0**	0	**527.073**
403	18	00	00	Impuestos indirectos	527.073	0	0	0	0	0	527.073
403	18	01	00	Impuesto al valor agregado	527.073	0	0	0	0	0	527.073
404	**00**	**00**	**00**	**Activos reales**	**4.392.272**	**0**	**0**	**0**	**0**	0	**4.392.272**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	4.392.272	0	0	0	0	0	4.392.272
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	4.392.272	0	0	0	0	0	4.392.272
				Totales	**4.919.345**	**0**	**0**	**0**	**0**	0	**4.919.345**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 116024 610043000 CONSERVACIÓN Y MANTENIMIENTO DE CARRETERAS EN LA RED VIAL PRINCIPAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 52

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610043029 REHABILITACIÓN Y MEJORAS DE LA VÍA DUACA-AROA LO03. PARROQUIA FREITES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 55

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**25.714**	**0**	**0**	**0**	**0**	0	**25.714**
403	18	00	00	Impuestos indirectos	25.714	0	0	0	0	0	25.714
403	18	01	00	Impuesto al valor agregado	25.714	0	0	0	0	0	25.714
404	**00**	**00**	**00**	**Activos reales**	**214.286**	**0**	**0**	**0**	**0**	0	**214.286**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	214.286	0	0	0	0	0	214.286
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	214.286	0	0	0	0	0	214.286
				Totales	**240.000**	**0**	**0**	**0**	**0**	0	**240.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 116024 610043000 CONSERVACIÓN Y MANTENIMIENTO DE CARRETERAS EN LA RED VIAL PRINCIPAL

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR LAS POLÍTICAS PÚBLICAS EN MATERIA DE: DESARROLLO URBANÍSTICO, TRANSPORTE TERRESTRE, AÉREO Y ACUÁTICO, VIALIDAD Y COMUNICACIONES, CON LA FINALIDAD DE ATENDER LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: KILÓMETRO **META:** 52

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 610043039 REHABILITACIÓN DE LA VÍA TRAMO S012 LA SIERRA-PALMA REAL-COMANDO DE GUARDA BOSQUES, ÁREA DE ANTENAS REPETIDORAS

UNIDAD DE MEDIDA: KILÓMETRO **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIALIDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**5.372**	**0**	**0**	**0**	**0**	0	**5.372**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	5.372	0	0	0	0	0	5.372
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	5.372	0	0	0	0	0	5.372
				Totales	**5.372**	**0**	**0**	**0**	**0**	0	**5.372**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 619999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.718.941.605

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**540.922.199**	**1.178.019.406**	**0**	**0**	**0**	**0**	**1.718.941.605**
407	01	00	00	Transferencias y donaciones corrientes internas	540.922.199	0	0	0	0	0	540.922.199
407	01	03	00	Transferencias corrientes internas al sector público	540.922.199	0	0	0	0	0	540.922.199
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	540.922.199	0	0	0	0	0	540.922.199
407	03	00	00	Transferencias y donaciones de capital internas	0	1.178.019.406	0	0	0	0	1.178.019.406
407	03	03	00	Transferencias de capital internas al sector público	0	1.178.019.406	0	0	0	0	1.178.019.406
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	1.178.019.406	0	0	0	0	1.178.019.406
				Totales	**540.922.199**	**1.178.019.406**	**0**	**0**	**0**	**0**	**1.718.941.605**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 619999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.718.941.605

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**540.922.199**	**1.178.019.406**	**0**	**0**	**0**	**0**	**1.718.941.605**
407	01	00	00	Transferencias y donaciones corrientes internas	540.922.199	0	0	0	0	0	540.922.199
407	01	03	00	Transferencias corrientes internas al sector público	540.922.199	0	0	0	0	0	540.922.199
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	540.922.199	0	0	0	0	0	540.922.199
				- A0330 Fundación Fondo Nacional de Transporte Urbano (FONTUR)	540.922.199	0	0	0	0	0	540.922.199
407	03	00	00	Transferencias y donaciones de capital internas	0	1.178.019.406	0	0	0	0	1.178.019.406
407	03	03	00	Transferencias de capital internas al sector público	0	1.178.019.406	0	0	0	0	1.178.019.406
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	1.178.019.406	0	0	0	0	1.178.019.406
				- A0212 C.A. Metro de los Teques (METROTEQUES)	0	664.619.754	0	0	0	0	664.619.754
				- A0621 C.A. Metro de Caracas (CAMETRO)	0	408.661.793	0	0	0	0	408.661.793
				- A0651 C.A. Metro de Valencia (VALMETRO)	0	104.737.859	0	0	0	0	104.737.859
				Totales	**540.922.199**	**1.178.019.406**	**0**	**0**	**0**	**0**	**1.718.941.605**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 619999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.718.941.605

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 619999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE C.A. METRO DE LOS TEQUES (METROTEQUES)

UNIDAD DE MEDIDA: BOLÍVAR

META: 664.619.754

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**664.619.754**	**0**	**0**	**0**	0	**664.619.754**
407	03	00	00	Transferencias y donaciones de capital internas	0	664.619.754	0	0	0	0	664.619.754
407	03	03	00	Transferencias de capital internas al sector público	0	664.619.754	0	0	0	0	664.619.754
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	664.619.754	0	0	0	0	664.619.754
				Totales	**0**	**664.619.754**	**0**	**0**	**0**	0	**664.619.754**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 619999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.718.941.605

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 619999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE C.A. METRO DE CARACAS (CAMETRO)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 408.661.793

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**408.661.793**	**0**	**0**	**0**	0	**408.661.793**
407	03	00	00	Transferencias y donaciones de capital internas	0	408.661.793	0	0	0	0	408.661.793
407	03	03	00	Transferencias de capital internas al sector público	0	408.661.793	0	0	0	0	408.661.793
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	408.661.793	0	0	0	0	408.661.793
				Totales	**0**	**408.661.793**	**0**	**0**	**0**	0	**408.661.793**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 619999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.718.941.605

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 619999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE C.A. METRO DE VALENCIA (VALMETRO)

UNIDAD DE MEDIDA: BOLÍVAR

META: 104.737.859

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**104.737.859**	**0**	**0**	**0**	0	**104.737.859**
407	03	00	00	Transferencias y donaciones de capital internas	0	104.737.859	0	0	0	0	104.737.859
407	03	03	00	Transferencias de capital internas al sector público	0	104.737.859	0	0	0	0	104.737.859
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	104.737.859	0	0	0	0	104.737.859
				Totales	**0**	**104.737.859**	**0**	**0**	**0**	0	**104.737.859**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO: 619999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.718.941.605

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN, PROGRAMACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 619999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN FONDO NACIONAL DE TRANSPORTE URBANO (FONTUR)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 540.922.199

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**540.922.199**	**0**	**0**	**0**	**0**	0	**540.922.199**
407	01	00	00	Transferencias y donaciones corrientes internas	540.922.199	0	0	0	0	0	540.922.199
407	01	03	00	Transferencias corrientes internas al sector público	540.922.199	0	0	0	0	0	540.922.199
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	540.922.199	0	0	0	0	0	540.922.199
				Totales	**540.922.199**	**0**	**0**	**0**	**0**	0	**540.922.199**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.208.389.962**	**0**	**0**	**0**	**0**	**0**	**1.208.389.962**
401	01	00	00	Sueldos, salarios y otras retribuciones	187.943.482	0	0	0	0	0	187.943.482
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	74.325.207	0	0	0	0	0	74.325.207
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	679.493	0	0	0	0	0	679.493
401	01	03	00	Suplencias a empleados	24.000	0	0	0	0	0	24.000
401	01	08	00	Sueldo al personal en trámite de nombramiento	6.732	0	0	0	0	0	6.732
401	01	09	00	Remuneraciones al personal en período de disponibilidad	58.752	0	0	0	0	0	58.752
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	78.549.229	0	0	0	0	0	78.549.229
401	01	12	00	Salarios a obreros en puestos no permanentes	6.555.949	0	0	0	0	0	6.555.949
401	01	13	00	Suplencias a obreros	16.000	0	0	0	0	0	16.000
401	01	18	00	Remuneraciones al personal contratado	24.698.021	0	0	0	0	0	24.698.021
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	758.570	0	0	0	0	0	758.570
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.248	0	0	0	0	0	25.248
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.246.281	0	0	0	0	0	2.246.281
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	64.119.533	0	0	0	0	0	64.119.533
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	41.021.854	0	0	0	0	0	41.021.854
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	187.771	0	0	0	0	0	187.771
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	22.909.908	0	0	0	0	0	22.909.908
401	03	00	00	Primas	86.517.907	0	0	0	0	0	86.517.907
401	03	02	00	Primas de transporte a empleados	3.106.505	0	0	0	0	0	3.106.505
401	03	03	00	Primas por hogar a empleados	6.586.200	0	0	0	0	0	6.586.200
401	03	04	00	Primas por hijos a empleados	5.005.512	0	0	0	0	0	5.005.512
401	03	08	00	Primas de profesionalización a empleados	5.959.847	0	0	0	0	0	5.959.847
401	03	09	00	Primas por antigüedad a empleados	22.091.958	0	0	0	0	0	22.091.958
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	13.116.905	0	0	0	0	0	13.116.905
401	03	18	00	Primas por hogar a obreros	6.742.800	0	0	0	0	0	6.742.800
401	03	19	00	Primas por hijos de obreros	5.124.528	0	0	0	0	0	5.124.528
401	03	21	00	Primas por antigüedad a obreros	15.479.956	0	0	0	0	0	15.479.956
401	03	22	00	Primas de profesionalización a obreros	1.095.240	0	0	0	0	0	1.095.240
401	03	95	00	Otras primas al personal de alto nivel y de dirección	27.483	0	0	0	0	0	27.483
401	03	97	00	Otras primas a empleados	2.178.857	0	0	0	0	0	2.178.857
401	03	98	00	Otras primas a obreros	2.116	0	0	0	0	0	2.116

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	00	00	Complementos de sueldos y salarios	164.976.126	0	0	0	0	0	164.976.126
401	04	03	00	Complemento a empleados por gastos de alimentación	3.106.505	0	0	0	0	0	3.106.505
401	04	06	00	Complemento a empleados por comisión de servicios	46.096	0	0	0	0	0	46.096
401	04	08	00	Bono compensatorio de alimentación a empleados	55.110.331	0	0	0	0	0	55.110.331
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	8.234.458	0	0	0	0	0	8.234.458
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	3.583.924	0	0	0	0	0	3.583.924
401	04	16	00	Complemento a obreros por gastos de alimentación	717.888	0	0	0	0	0	717.888
401	04	17	00	Complemento a obreros por gastos de transporte	2.369.031	0	0	0	0	0	2.369.031
401	04	18	00	Bono compensatorio de alimentación a obreros	56.779.476	0	0	0	0	0	56.779.476
401	04	20	00	Complemento a obreros por días feriados	1.881.764	0	0	0	0	0	1.881.764
401	04	26	00	Bono compensatorio de alimentación al personal contratado	12.014.638	0	0	0	0	0	12.014.638
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	46.800	0	0	0	0	0	46.800
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	873.072	0	0	0	0	0	873.072
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	108.000	0	0	0	0	0	108.000
401	04	96	00	Otros complementos a empleados	9.550.869	0	0	0	0	0	9.550.869
401	04	97	00	Otros complementos a obreros	10.319.274	0	0	0	0	0	10.319.274
401	04	98	00	Otros complementos al personal contratado	234.000	0	0	0	0	0	234.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	154.870.147	0	0	0	0	0	154.870.147
401	05	01	00	Aguinaldos a empleados	38.524.618	0	0	0	0	0	38.524.618
401	05	03	00	Bono vacacional a empleados	15.644.189	0	0	0	0	0	15.644.189
401	05	04	00	Aguinaldos a obreros	53.622.167	0	0	0	0	0	53.622.167
401	05	06	00	Bono vacacional a obreros	21.271.412	0	0	0	0	0	21.271.412
401	05	07	00	Aguinaldos al personal contratado	9.918.795	0	0	0	0	0	9.918.795
401	05	08	00	Bono vacacional al personal contratado	1.274.886	0	0	0	0	0	1.274.886
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	46.759	0	0	0	0	0	46.759
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	15.268	0	0	0	0	0	15.268
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	7.894.085	0	0	0	0	0	7.894.085
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	6.657.968	0	0	0	0	0	6.657.968
401	06	00	00	Aportes patronales y legales	50.263.473	0	0	0	0	0	50.263.473
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	10.475.894	0	0	0	0	0	10.475.894
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.064.188	0	0	0	0	0	3.064.188
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.376.794	0	0	0	0	0	2.376.794

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	3.545.840	0	0	0	0	0	3.545.840
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	11.196.147	0	0	0	0	0	11.196.147
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.704.223	0	0	0	0	0	3.704.223
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.670.690	0	0	0	0	0	2.670.690
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	2.843.637	0	0	0	0	0	2.843.637
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.812.858	0	0	0	0	0	2.812.858
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	198.376	0	0	0	0	0	198.376
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	12.368	0	0	0	0	0	12.368
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	4.123	0	0	0	0	0	4.123
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	2.749	0	0	0	0	0	2.749
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	4.728.591	0	0	0	0	0	4.728.591
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.576.197	0	0	0	0	0	1.576.197
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	1.050.798	0	0	0	0	0	1.050.798
401	07	00	00	Asistencia socio-económica	376.161.677	0	0	0	0	0	376.161.677
401	07	01	00	Capacitación y adiestramiento a empleados	800.000	0	0	0	0	0	800.000
401	07	03	00	Ayudas por matrimonio a empleados	4.000	0	0	0	0	0	4.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	12.000	0	0	0	0	0	12.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	12.719.099	0	0	0	0	0	12.719.099
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	140.007.890	0	0	0	0	0	140.007.890
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	8.030.402	0	0	0	0	0	8.030.402
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	5.156.340	0	0	0	0	0	5.156.340
401	07	17	00	Capacitación y adiestramiento a obreros	132.504	0	0	0	0	0	132.504
401	07	19	00	Ayudas por matrimonio de obreros	4.000	0	0	0	0	0	4.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	12.000	0	0	0	0	0	12.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	9.020.758	0	0	0	0	0	9.020.758
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	105.540.467	0	0	0	0	0	105.540.467
401	07	26	00	Dotación de uniformes a obreros	18.550.701	0	0	0	0	0	18.550.701
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	10.487.545	0	0	0	0	0	10.487.545
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	5.070.401	0	0	0	0	0	5.070.401
401	07	33	00	Asistencia socio-económica al personal contratado	46.105.699	0	0	0	0	0	46.105.699

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	700	0	0	0	0	0	700
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	700	0	0	0	0	0	700
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	13.741	0	0	0	0	0	13.741
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	75.859	0	0	0	0	0	75.859
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	500.000	0	0	0	0	0	500.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	700	0	0	0	0	0	700
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	1.400	0	0	0	0	0	1.400
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	5.253.991	0	0	0	0	0	5.253.991
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	8.660.780	0	0	0	0	0	8.660.780
401	08	00	00	Prestaciones sociales e indemnizaciones	99.484.082	0	0	0	0	0	99.484.082
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	40.933.583	0	0	0	0	0	40.933.583
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	38.851.823	0	0	0	0	0	38.851.823
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.407.303	0	0	0	0	0	7.407.303
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	32.063	0	0	0	0	0	32.063
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	12.259.310	0	0	0	0	0	12.259.310
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	50.000	0	0	0	0	0	50.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	50.000	0	0	0	0	0	50.000
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	4.140.000	0	0	0	0	0	4.140.000
401	96	00	00	Otros gastos del personal empleado	12.544.508	0	0	0	0	0	12.544.508
401	96	01	00	Otros gastos del personal empleado	12.544.508	0	0	0	0	0	12.544.508
401	97	00	00	Otros gastos del personal obrero	7.319.027	0	0	0	0	0	7.319.027
401	97	01	00	Otros gastos del personal obrero	7.319.027	0	0	0	0	0	7.319.027
403	**00**	**00**	**00**	**Servicios no personales**	**6.884.000**	**0**	**0**	**0**	**0**	**0**	**6.884.000**
403	10	00	00	Servicios profesionales y técnicos	2.000.000	0	0	0	0	0	2.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.000.000	0	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	2.653.720	0	0	0	0	0	2.653.720
403	18	01	00	Impuesto al valor agregado	2.653.720	0	0	0	0	0	2.653.720
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.230.280	0	0	0	0	0	2.230.280
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.230.280	0	0	0	0	0	2.230.280
				Totales	**1.215.273.962**	**0**	**0**	**0**	**0**	**0**	**1.215.273.962**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 610001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.208.389.962**	**0**	**0**	**0**	**0**	**0**	**1.208.389.962**
401	01	00	00	Sueldos, salarios y otras retribuciones	187.943.482	0	0	0	0	0	187.943.482
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	74.325.207	0	0	0	0	0	74.325.207
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	679.493	0	0	0	0	0	679.493
401	01	03	00	Suplencias a empleados	24.000	0	0	0	0	0	24.000
401	01	08	00	Sueldo al personal en trámite de nombramiento	6.732	0	0	0	0	0	6.732
401	01	09	00	Remuneraciones al personal en período de disponibilidad	58.752	0	0	0	0	0	58.752
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	78.549.229	0	0	0	0	0	78.549.229
401	01	12	00	Salarios a obreros en puestos no permanentes	6.555.949	0	0	0	0	0	6.555.949
401	01	13	00	Suplencias a obreros	16.000	0	0	0	0	0	16.000
401	01	18	00	Remuneraciones al personal contratado	24.698.021	0	0	0	0	0	24.698.021
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	758.570	0	0	0	0	0	758.570
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.248	0	0	0	0	0	25.248
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.246.281	0	0	0	0	0	2.246.281
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	64.119.533	0	0	0	0	0	64.119.533
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	41.021.854	0	0	0	0	0	41.021.854
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	187.771	0	0	0	0	0	187.771
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	22.909.908	0	0	0	0	0	22.909.908
401	03	00	00	Primas	86.517.907	0	0	0	0	0	86.517.907
401	03	02	00	Primas de transporte a empleados	3.106.505	0	0	0	0	0	3.106.505
401	03	03	00	Primas por hogar a empleados	6.586.200	0	0	0	0	0	6.586.200
401	03	04	00	Primas por hijos a empleados	5.005.512	0	0	0	0	0	5.005.512
401	03	08	00	Primas de profesionalización a empleados	5.959.847	0	0	0	0	0	5.959.847
401	03	09	00	Primas por antigüedad a empleados	22.091.958	0	0	0	0	0	22.091.958
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	13.116.905	0	0	0	0	0	13.116.905
401	03	18	00	Primas por hogar a obreros	6.742.800	0	0	0	0	0	6.742.800
401	03	19	00	Primas por hijos de obreros	5.124.528	0	0	0	0	0	5.124.528

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 610001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	21	00	Primas por antigüedad a obreros	15.479.956	0	0	0	0	0	15.479.956
401	03	22	00	Primas de profesionalización a obreros	1.095.240	0	0	0	0	0	1.095.240
401	03	95	00	Otras primas al personal de alto nivel y de dirección	27.483	0	0	0	0	0	27.483
401	03	97	00	Otras primas a empleados	2.178.857	0	0	0	0	0	2.178.857
401	03	98	00	Otras primas a obreros	2.116	0	0	0	0	0	2.116
401	04	00	00	Complementos de sueldos y salarios	164.976.126	0	0	0	0	0	164.976.126
401	04	03	00	Complemento a empleados por gastos de alimentación	3.106.505	0	0	0	0	0	3.106.505
401	04	06	00	Complemento a empleados por comisión de servicios	46.096	0	0	0	0	0	46.096
401	04	08	00	Bono compensatorio de alimentación a empleados	55.110.331	0	0	0	0	0	55.110.331
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	8.234.458	0	0	0	0	0	8.234.458
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	3.583.924	0	0	0	0	0	3.583.924
401	04	16	00	Complemento a obreros por gastos de alimentación	717.888	0	0	0	0	0	717.888
401	04	17	00	Complemento a obreros por gastos de transporte	2.369.031	0	0	0	0	0	2.369.031
401	04	18	00	Bono compensatorio de alimentación a obreros	56.779.476	0	0	0	0	0	56.779.476
401	04	20	00	Complemento a obreros por días feriados	1.881.764	0	0	0	0	0	1.881.764
401	04	26	00	Bono compensatorio de alimentación al personal contratado	12.014.638	0	0	0	0	0	12.014.638
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	46.800	0	0	0	0	0	46.800
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	873.072	0	0	0	0	0	873.072
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	108.000	0	0	0	0	0	108.000
401	04	96	00	Otros complementos a empleados	9.550.869	0	0	0	0	0	9.550.869
401	04	97	00	Otros complementos a obreros	10.319.274	0	0	0	0	0	10.319.274
401	04	98	00	Otros complementos al personal contratado	234.000	0	0	0	0	0	234.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	154.870.147	0	0	0	0	0	154.870.147
401	05	01	00	Aguinaldos a empleados	38.524.618	0	0	0	0	0	38.524.618
401	05	03	00	Bono vacacional a empleados	15.644.189	0	0	0	0	0	15.644.189
401	05	04	00	Aguinaldos a obreros	53.622.167	0	0	0	0	0	53.622.167
401	05	06	00	Bono vacacional a obreros	21.271.412	0	0	0	0	0	21.271.412
401	05	07	00	Aguinaldos al personal contratado	9.918.795	0	0	0	0	0	9.918.795

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 610001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	08	00	Bono vacacional al personal contratado	1.274.886	0	0	0	0	0	1.274.886
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	46.759	0	0	0	0	0	46.759
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	15.268	0	0	0	0	0	15.268
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	7.894.085	0	0	0	0	0	7.894.085
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	6.657.968	0	0	0	0	0	6.657.968
401	06	00	00	Aportes patronales y legales	50.263.473	0	0	0	0	0	50.263.473
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	10.475.894	0	0	0	0	0	10.475.894
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.064.188	0	0	0	0	0	3.064.188
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.376.794	0	0	0	0	0	2.376.794
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	3.545.840	0	0	0	0	0	3.545.840
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	11.196.147	0	0	0	0	0	11.196.147
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.704.223	0	0	0	0	0	3.704.223
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.670.690	0	0	0	0	0	2.670.690
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	2.843.637	0	0	0	0	0	2.843.637
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.812.858	0	0	0	0	0	2.812.858
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	198.376	0	0	0	0	0	198.376
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	12.368	0	0	0	0	0	12.368
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	4.123	0	0	0	0	0	4.123
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	2.749	0	0	0	0	0	2.749
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	4.728.591	0	0	0	0	0	4.728.591
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	1.576.197	0	0	0	0	0	1.576.197
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	1.050.798	0	0	0	0	0	1.050.798
401	07	00	00	Asistencia socio-económica	376.161.677	0	0	0	0	0	376.161.677
401	07	01	00	Capacitación y adiestramiento a empleados	800.000	0	0	0	0	0	800.000
401	07	03	00	Ayudas por matrimonio a empleados	4.000	0	0	0	0	0	4.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	12.000	0	0	0	0	0	12.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 610001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	12.719.099	0	0	0	0	0	12.719.099
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	140.007.890	0	0	0	0	0	140.007.890
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	8.030.402	0	0	0	0	0	8.030.402
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	5.156.340	0	0	0	0	0	5.156.340
401	07	17	00	Capacitación y adiestramiento a obreros	132.504	0	0	0	0	0	132.504
401	07	19	00	Ayudas por matrimonio de obreros	4.000	0	0	0	0	0	4.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	12.000	0	0	0	0	0	12.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	9.020.758	0	0	0	0	0	9.020.758
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	105.540.467	0	0	0	0	0	105.540.467
401	07	26	00	Dotación de uniformes a obreros	18.550.701	0	0	0	0	0	18.550.701
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	10.487.545	0	0	0	0	0	10.487.545
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	5.070.401	0	0	0	0	0	5.070.401
401	07	33	00	Asistencia socio-económica al personal contratado	46.105.699	0	0	0	0	0	46.105.699
401	07	53	00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular	700	0	0	0	0	0	700
401	07	54	00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular	700	0	0	0	0	0	700
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	13.741	0	0	0	0	0	13.741
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	75.859	0	0	0	0	0	75.859
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	500.000	0	0	0	0	0	500.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	700	0	0	0	0	0	700
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	1.400	0	0	0	0	0	1.400
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	5.253.991	0	0	0	0	0	5.253.991
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	8.660.780	0	0	0	0	0	8.660.780
401	08	00	00	Prestaciones sociales e indemnizaciones	99.484.082	0	0	0	0	0	99.484.082
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	40.933.583	0	0	0	0	0	40.933.583
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	38.851.823	0	0	0	0	0	38.851.823
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.407.303	0	0	0	0	0	7.407.303

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 610001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	32.063	0	0	0	0	0	32.063
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	12.259.310	0	0	0	0	0	12.259.310
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	50.000	0	0	0	0	0	50.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	50.000	0	0	0	0	0	50.000
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	4.140.000	0	0	0	0	0	4.140.000
401	96	00	00	Otros gastos del personal empleado	12.544.508	0	0	0	0	0	12.544.508
401	96	01	00	Otros gastos del personal empleado	12.544.508	0	0	0	0	0	12.544.508
401	97	00	00	Otros gastos del personal obrero	7.319.027	0	0	0	0	0	7.319.027
401	97	01	00	Otros gastos del personal obrero	7.319.027	0	0	0	0	0	7.319.027
403	**00**	**00**	**00**	**Servicios no personales**	**6.884.000**	**0**	**0**	**0**	**0**	**0**	**6.884.000**
403	10	00	00	Servicios profesionales y técnicos	2.000.000	0	0	0	0	0	2.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.000.000	0	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	2.653.720	0	0	0	0	0	2.653.720
403	18	01	00	Impuesto al valor agregado	2.653.720	0	0	0	0	0	2.653.720
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.230.280	0	0	0	0	0	2.230.280
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.230.280	0	0	0	0	0	2.230.280
				Totales	**1.215.273.962**	**0**	**0**	**0**	**0**	**0**	**1.215.273.962**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**43.290.932**	**0**	**0**	**0**	**0**	**0**	**43.290.932**
402	01	00	00	Productos alimenticios y agropecuarios	2.006.173	0	0	0	0	0	2.006.173
402	01	01	00	Alimentos y bebidas para personas	2.002.209	0	0	0	0	0	2.002.209
402	01	02	00	Alimentos para animales	1.982	0	0	0	0	0	1.982
402	01	03	00	Productos agrícolas y pecuarios	1.982	0	0	0	0	0	1.982
402	02	00	00	Productos de minas, canteras y yacimientos	195.035	0	0	0	0	0	195.035
402	02	02	00	Petróleo crudo y gas natural	180.000	0	0	0	0	0	180.000
402	02	03	00	Mineral de hierro	3.000	0	0	0	0	0	3.000
402	02	05	00	Piedra, arcilla, arena y tierra	12.035	0	0	0	0	0	12.035
402	03	00	00	Textiles y vestuarios	249.519	0	0	0	0	0	249.519
402	03	01	00	Textiles	81.193	0	0	0	0	0	81.193
402	03	02	00	Prendas de vestir	151.205	0	0	0	0	0	151.205
402	03	03	00	Calzados	11.440	0	0	0	0	0	11.440
402	03	99	00	Otros productos textiles y vestuarios	5.681	0	0	0	0	0	5.681
402	04	00	00	Productos de cuero y caucho	977.034	0	0	0	0	0	977.034
402	04	02	00	Productos de cuero y sucedáneos del cuero	20.358	0	0	0	0	0	20.358
402	04	03	00	Cauchos y tripas para vehículos	924.876	0	0	0	0	0	924.876
402	04	99	00	Otros productos de cuero y caucho	31.800	0	0	0	0	0	31.800
402	05	00	00	Productos de papel, cartón e impresos	3.637.946	0	0	0	0	0	3.637.946
402	05	01	00	Pulpa de madera, papel y cartón	712.715	0	0	0	0	0	712.715
402	05	02	00	Envases y cajas de papel y cartón	253.239	0	0	0	0	0	253.239
402	05	03	00	Productos de papel y cartón para oficina	1.871.439	0	0	0	0	0	1.871.439
402	05	04	00	Libros, revistas y periódicos	93.949	0	0	0	0	0	93.949
402	05	05	00	Material de enseñanza	6.947	0	0	0	0	0	6.947
402	05	06	00	Productos de papel y cartón para computación	66.234	0	0	0	0	0	66.234
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	614.490	0	0	0	0	0	614.490
402	05	99	00	Otros productos de pulpa, papel y cartón	18.933	0	0	0	0	0	18.933
402	06	00	00	Productos químicos y derivados	3.252.268	0	0	0	0	0	3.252.268
402	06	01	00	Sustancias químicas y de uso industrial	347.600	0	0	0	0	0	347.600
402	06	03	00	Tintas, pinturas y colorantes	1.646.254	0	0	0	0	0	1.646.254
402	06	04	00	Productos farmacéuticos y medicamentos	155.581	0	0	0	0	0	155.581
402	06	05	00	Productos de tocador	184.167	0	0	0	0	0	184.167
402	06	06	00	Combustibles y lubricantes	386.272	0	0	0	0	0	386.272

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	269.154	0	0	0	0	0	269.154
402	06	99	00	Otros productos de la industria química y conexos	263.240	0	0	0	0	0	263.240
402	07	00	00	Productos minerales no metálicos	67.178	0	0	0	0	0	67.178
402	07	01	00	Productos de barro, loza y porcelana	7.653	0	0	0	0	0	7.653
402	07	02	00	Vidrios y productos de vidrio	7.300	0	0	0	0	0	7.300
402	07	03	00	Productos de arcilla para construcción	26.000	0	0	0	0	0	26.000
402	07	04	00	Cemento, cal y yeso	23.225	0	0	0	0	0	23.225
402	07	99	00	Otros productos minerales no metálicos	3.000	0	0	0	0	0	3.000
402	08	00	00	Productos metálicos	851.904	0	0	0	0	0	851.904
402	08	01	00	Productos primarios de hierro y acero	7.889	0	0	0	0	0	7.889
402	08	02	00	Productos de metales no ferrosos	39.990	0	0	0	0	0	39.990
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	117.662	0	0	0	0	0	117.662
402	08	04	00	Productos metálicos estructurales	3.510	0	0	0	0	0	3.510
402	08	07	00	Material de señalamiento	47.555	0	0	0	0	0	47.555
402	08	09	00	Repuestos y accesorios para equipos de transporte	203.325	0	0	0	0	0	203.325
402	08	10	00	Repuestos y accesorios para otros equipos	355.060	0	0	0	0	0	355.060
402	08	99	00	Otros productos metálicos	76.913	0	0	0	0	0	76.913
402	09	00	00	Productos de madera	17.485	0	0	0	0	0	17.485
402	09	01	00	Productos primarios de madera	14.500	0	0	0	0	0	14.500
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.755	0	0	0	0	0	1.755
402	09	99	00	Otros productos de madera	1.230	0	0	0	0	0	1.230
402	10	00	00	Productos varios y útiles diversos	7.550.081	0	0	0	0	0	7.550.081
402	10	01	00	Artículos de deporte, recreación y juguetes	273.691	0	0	0	0	0	273.691
402	10	02	00	Materiales y útiles de limpieza y aseo	300.455	0	0	0	0	0	300.455
402	10	03	00	Utensilios de cocina y comedor	478.186	0	0	0	0	0	478.186
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	39.103	0	0	0	0	0	39.103
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.513.145	0	0	0	0	0	1.513.145
402	10	06	00	Condecoraciones, ofrendas y similares	103.619	0	0	0	0	0	103.619
402	10	07	00	Productos de seguridad en el trabajo	297.475	0	0	0	0	0	297.475
402	10	08	00	Materiales para equipos de computación	3.224.053	0	0	0	0	0	3.224.053
402	10	09	00	Especies timbradas y valores	15.000	0	0	0	0	0	15.000
402	10	11	00	Materiales eléctricos	874.376	0	0	0	0	0	874.376
402	10	12	00	Materiales para instalaciones sanitarias	206.455	0	0	0	0	0	206.455

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	13	00	Materiales fotográficos	62.401	0	0	0	0	0	62.401
402	10	99	00	Otros productos y útiles diversos	162.122	0	0	0	0	0	162.122
402	99	00	00	Otros materiales y suministros	24.486.309	0	0	0	0	0	24.486.309
402	99	01	00	Otros materiales y suministros	24.486.309	0	0	0	0	0	24.486.309
403	**00**	**00**	**00**	**Servicios no personales**	**106.680.828**	**0**	**0**	**0**	**0**	**0**	**106.680.828**
403	01	00	00	Alquileres de inmuebles	827.677	0	0	0	0	0	827.677
403	01	01	00	Alquileres de edificios y locales	800.177	0	0	0	0	0	800.177
403	01	02	00	Alquileres de instalaciones culturales y recreativas	27.500	0	0	0	0	0	27.500
403	02	00	00	Alquileres de maquinaria y equipos	681.917	0	0	0	0	0	681.917
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	285.150	0	0	0	0	0	285.150
403	02	99	00	Alquileres de otras maquinaria y equipos	396.767	0	0	0	0	0	396.767
403	04	00	00	Servicios básicos	21.525.150	0	0	0	0	0	21.525.150
403	04	01	00	Electricidad	12.375.000	0	0	0	0	0	12.375.000
403	04	03	00	Agua	1.404.150	0	0	0	0	0	1.404.150
403	04	04	00	Teléfonos	7.290.000	0	0	0	0	0	7.290.000
403	04	05	00	Servicio de comunicaciones	456.000	0	0	0	0	0	456.000
403	06	00	00	Servicios de transporte y almacenaje	314.520	0	0	0	0	0	314.520
403	06	01	00	Fletes y embalajes	52.866	0	0	0	0	0	52.866
403	06	02	00	Almacenaje	228.022	0	0	0	0	0	228.022
403	06	03	00	Estacionamiento	12.552	0	0	0	0	0	12.552
403	06	04	00	Peaje	8.050	0	0	0	0	0	8.050
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	13.030	0	0	0	0	0	13.030
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.449.807	0	0	0	0	0	2.449.807
403	07	01	00	Publicidad y propaganda	98.000	0	0	0	0	0	98.000
403	07	02	00	Imprenta y reproducción	1.750.306	0	0	0	0	0	1.750.306
403	07	03	00	Relaciones sociales	556.501	0	0	0	0	0	556.501
403	07	04	00	Avisos	45.000	0	0	0	0	0	45.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.656.810	0	0	0	0	0	5.656.810
403	08	01	00	Primas y gastos de seguros	5.456.810	0	0	0	0	0	5.456.810
403	08	02	00	Comisiones y gastos bancarios	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	2.382.718	0	0	0	0	0	2.382.718
403	09	01	00	Viáticos y pasajes dentro del país	2.050.070	0	0	0	0	0	2.050.070
403	09	02	00	Viáticos y pasajes fuera del país	331.652	0	0	0	0	0	331.652

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	03	00	Asignación por kilómetros recorridos	996	0	0	0	0	0	996
403	10	00	00	Servicios profesionales y técnicos	2.145.729	0	0	0	0	0	2.145.729
403	10	01	00	Servicios jurídicos	15.450	0	0	0	0	0	15.450
403	10	02	00	Servicios de contabilidad y auditoría	65.838	0	0	0	0	0	65.838
403	10	03	00	Servicios de procesamiento de datos	521.247	0	0	0	0	0	521.247
403	10	04	00	Servicios de ingeniería y arquitectónicos	14.040	0	0	0	0	0	14.040
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	409.220	0	0	0	0	0	409.220
403	10	09	00	Servicios de lavandería y tintorería	11.077	0	0	0	0	0	11.077
403	10	10	00	Servicios de vigilancia	800.000	0	0	0	0	0	800.000
403	10	99	00	Otros servicios profesionales y técnicos	308.857	0	0	0	0	0	308.857
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.793.384	0	0	0	0	0	6.793.384
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	249.733	0	0	0	0	0	249.733
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.835.225	0	0	0	0	0	4.835.225
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	346.080	0	0	0	0	0	346.080
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	9.600	0	0	0	0	0	9.600
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	547.722	0	0	0	0	0	547.722
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	805.024	0	0	0	0	0	805.024
403	12	00	00	Conservación y reparaciones menores de obras	13.437.982	0	0	0	0	0	13.437.982
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	11.387.442	0	0	0	0	0	11.387.442
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	2.050.540	0	0	0	0	0	2.050.540
403	16	00	00	Servicios de diversión, esparcimiento y culturales	8.501.912	0	0	0	0	0	8.501.912
403	16	01	00	Servicios de diversión, esparcimiento y culturales	8.501.912	0	0	0	0	0	8.501.912
403	18	00	00	Impuestos indirectos	15.485.891	0	0	0	0	0	15.485.891
403	18	01	00	Impuesto al valor agregado	15.485.891	0	0	0	0	0	15.485.891
403	99	00	00	Otros servicios no personales	26.477.331	0	0	0	0	0	26.477.331
403	99	01	00	Otros servicios no personales	26.477.331	0	0	0	0	0	26.477.331
404	**00**	**00**	**00**	**Activos reales**	**10.286.931**	**0**	**0**	**0**	**0**	**0**	**10.286.931**
404	01	00	00	Repuestos y reparaciones mayores	2.379.253	0	0	0	0	0	2.379.253
404	01	01	00	Repuestos mayores	66.229	0	0	0	0	0	66.229
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	21.440	0	0	0	0	0	21.440
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	44.789	0	0	0	0	0	44.789

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	00	Reparaciones mayores de maquinaria y equipos	2.313.024	0	0	0	0	0	2.313.024
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	2.313.024	0	0	0	0	0	2.313.024
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	215.718	0	0	0	0	0	215.718
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	103.762	0	0	0	0	0	103.762
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	111.956	0	0	0	0	0	111.956
404	04	00	00	Equipos de transporte, tracción y elevación	1.000.282	0	0	0	0	0	1.000.282
404	04	05	00	Vehículos de tracción no motorizados	1.000.282	0	0	0	0	0	1.000.282
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.000.264	0	0	0	0	0	1.000.264
404	05	01	00	Equipos de telecomunicaciones	1.000.264	0	0	0	0	0	1.000.264
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.530	0	0	0	0	0	2.530
404	07	01	00	Equipos científicos y de laboratorio	1.030	0	0	0	0	0	1.030
404	07	03	00	Obras de arte	1.500	0	0	0	0	0	1.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.540.926	0	0	0	0	0	3.540.926
404	09	01	00	Mobiliario y equipos de oficina	1.200	0	0	0	0	0	1.200
404	09	02	00	Equipos de computación	3.539.726	0	0	0	0	0	3.539.726
404	99	00	00	Otros activos reales	2.147.958	0	0	0	0	0	2.147.958
404	99	01	00	Otros activos reales	2.147.958	0	0	0	0	0	2.147.958
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.221.288.648**	**0**	**0**	**0**	**0**	**0**	**1.221.288.648**
407	01	00	00	Transferencias y donaciones corrientes internas	1.221.288.648	0	0	0	0	0	1.221.288.648
407	01	01	00	Transferencias corrientes internas al sector privado	10.281.647	0	0	0	0	0	10.281.647
407	01	01	03	Becas escolares	7.863.620	0	0	0	0	0	7.863.620
407	01	01	73	Subsidios a instituciones benéficas privadas	2.400.000	0	0	0	0	0	2.400.000
407	01	01	75	Subsidios a organismos laborales y gremiales	18.027	0	0	0	0	0	18.027
407	01	02	00	Donaciones corrientes internas al sector privado	2.020.000	0	0	0	0	0	2.020.000
407	01	02	01	Donaciones corrientes a personas	2.020.000	0	0	0	0	0	2.020.000
407	01	03	00	Transferencias corrientes internas al sector público	1.208.987.001	0	0	0	0	0	1.208.987.001
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	225.000.000	0	0	0	0	0	225.000.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	983.987.001	0	0	0	0	0	983.987.001
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.100.000**	**0**	**0**	**0**	**0**	**0**	**1.100.000**
411	11	00	00	Obligaciones de ejercicios anteriores	1.100.000	0	0	0	0	0	1.100.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.100.000	0	0	0	0	0	1.100.000
				Totales	**1.382.647.339**	**0**	**0**	**0**	**0**	**0**	**1.382.647.339**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.211.405.028**	**0**	**0**	**0**	**0**	**0**	**1.211.405.028**
407	01	00	00	Transferencias y donaciones corrientes internas	1.211.405.028	0	0	0	0	0	1.211.405.028
407	01	01	00	Transferencias corrientes internas al sector privado	2.418.027	0	0	0	0	0	2.418.027
407	01	01	73	Subsidios a instituciones benéficas privadas	2.400.000	0	0	0	0	0	2.400.000
				- S2263 Comité de Acción Social del Ministerio del Poder Popular para las Obras Públicas y Vivienda	2.400.000	0	0	0	0	0	2.400.000
407	01	01	75	Subsidios a organismos laborales y gremiales	18.027	0	0	0	0	0	18.027
				- S0420 Federación de Trabajadores de Comunicaciones de Venezuela (FETRA-COMUNICACIONES).	3.742	0	0	0	0	0	3.742
				- S0425 Federación de Trabajadores de la Industria de la Construcción y la Madera de Venezuela (FETRA-CONSTRUCCIONES).	4.464	0	0	0	0	0	4.464
				- S0454 Federación de Trabajadores del Transporte de Venezuela (FEDE-TRANSPORTE).	4.453	0	0	0	0	0	4.453
				- S0465 Federación Nacional de Obreros Dependientes del Estado (FENODE)	5.368	0	0	0	0	0	5.368
407	01	03	00	Transferencias corrientes internas al sector público	1.208.987.001	0	0	0	0	0	1.208.987.001
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	225.000.000	0	0	0	0	0	225.000.000
				- A0330 Fundación Fondo Nacional de Transporte Urbano (FONTUR)	40.000.000	0	0	0	0	0	40.000.000
				- A0367 Fundación Laboratorio Nacional de Vialidad (FUNDALANAVIAL)	5.000.000	0	0	0	0	0	5.000.000
				- A0659 Instituto de Ferrocarriles del Estado (IFE)	180.000.000	0	0	0	0	0	180.000.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	983.987.001	0	0	0	0	0	983.987.001
				- A0148 C.A. Metro de Maracaibo (METROMARA)	26.455.365	0	0	0	0	0	26.455.365
				- A0212 C.A. Metro de los Teques (METROTEQUES)	27.972.151	0	0	0	0	0	27.972.151
				- A0621 C.A. Metro de Caracas (CAMETRO)	776.971.291	0	0	0	0	0	776.971.291
				- A0651 C.A. Metro de Valencia (VALMETRO)	80.511.432	0	0	0	0	0	80.511.432
				- A1265 Sistema Integral de Transporte Superficial, S.A.	37.000.000	0	0	0	0	0	37.000.000
				- A1518 Sistema de Transporte Masivo de Barquisimeto (TRANSBAR, C.A.)	6.417.120	0	0	0	0	0	6.417.120
				- A1538 Trolebús Mérida, C.A. (TROMERCA)	28.659.642	0	0	0	0	0	28.659.642
				Totales	**1.211.405.028**	**0**	**0**	**0**	**0**	**0**	**1.211.405.028**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 610002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**43.290.932**	**0**	**0**	**0**	**0**	**0**	**43.290.932**
402	01	00	00	Productos alimenticios y agropecuarios	2.006.173	0	0	0	0	0	2.006.173
402	01	01	00	Alimentos y bebidas para personas	2.002.209	0	0	0	0	0	2.002.209
402	01	02	00	Alimentos para animales	1.982	0	0	0	0	0	1.982
402	01	03	00	Productos agrícolas y pecuarios	1.982	0	0	0	0	0	1.982
402	02	00	00	Productos de minas, canteras y yacimientos	195.035	0	0	0	0	0	195.035
402	02	02	00	Petróleo crudo y gas natural	180.000	0	0	0	0	0	180.000
402	02	03	00	Mineral de hierro	3.000	0	0	0	0	0	3.000
402	02	05	00	Piedra, arcilla, arena y tierra	12.035	0	0	0	0	0	12.035
402	03	00	00	Textiles y vestuarios	249.519	0	0	0	0	0	249.519
402	03	01	00	Textiles	81.193	0	0	0	0	0	81.193
402	03	02	00	Prendas de vestir	151.205	0	0	0	0	0	151.205
402	03	03	00	Calzados	11.440	0	0	0	0	0	11.440
402	03	99	00	Otros productos textiles y vestuarios	5.681	0	0	0	0	0	5.681
402	04	00	00	Productos de cuero y caucho	977.034	0	0	0	0	0	977.034
402	04	02	00	Productos de cuero y sucedáneos del cuero	20.358	0	0	0	0	0	20.358
402	04	03	00	Cauchos y tripas para vehículos	924.876	0	0	0	0	0	924.876
402	04	99	00	Otros productos de cuero y caucho	31.800	0	0	0	0	0	31.800
402	05	00	00	Productos de papel, cartón e impresos	3.637.946	0	0	0	0	0	3.637.946
402	05	01	00	Pulpa de madera, papel y cartón	712.715	0	0	0	0	0	712.715
402	05	02	00	Envases y cajas de papel y cartón	253.239	0	0	0	0	0	253.239
402	05	03	00	Productos de papel y cartón para oficina	1.871.439	0	0	0	0	0	1.871.439
402	05	04	00	Libros, revistas y periódicos	93.949	0	0	0	0	0	93.949
402	05	05	00	Material de enseñanza	6.947	0	0	0	0	0	6.947
402	05	06	00	Productos de papel y cartón para computación	66.234	0	0	0	0	0	66.234
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	614.490	0	0	0	0	0	614.490
402	05	99	00	Otros productos de pulpa, papel y cartón	18.933	0	0	0	0	0	18.933
402	06	00	00	Productos químicos y derivados	3.252.268	0	0	0	0	0	3.252.268

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 610002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	01	00	Sustancias químicas y de uso industrial	347.600	0	0	0	0	0	347.600
402	06	03	00	Tintas, pinturas y colorantes	1.646.254	0	0	0	0	0	1.646.254
402	06	04	00	Productos farmacéuticos y medicamentos	155.581	0	0	0	0	0	155.581
402	06	05	00	Productos de tocador	184.167	0	0	0	0	0	184.167
402	06	06	00	Combustibles y lubricantes	386.272	0	0	0	0	0	386.272
402	06	08	00	Productos plásticos	269.154	0	0	0	0	0	269.154
402	06	99	00	Otros productos de la industria química y conexos	263.240	0	0	0	0	0	263.240
402	07	00	00	Productos minerales no metálicos	67.178	0	0	0	0	0	67.178
402	07	01	00	Productos de barro, loza y porcelana	7.653	0	0	0	0	0	7.653
402	07	02	00	Vidrios y productos de vidrio	7.300	0	0	0	0	0	7.300
402	07	03	00	Productos de arcilla para construcción	26.000	0	0	0	0	0	26.000
402	07	04	00	Cemento, cal y yeso	23.225	0	0	0	0	0	23.225
402	07	99	00	Otros productos minerales no metálicos	3.000	0	0	0	0	0	3.000
402	08	00	00	Productos metálicos	851.904	0	0	0	0	0	851.904
402	08	01	00	Productos primarios de hierro y acero	7.889	0	0	0	0	0	7.889
402	08	02	00	Productos de metales no ferrosos	39.990	0	0	0	0	0	39.990
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	117.662	0	0	0	0	0	117.662
402	08	04	00	Productos metálicos estructurales	3.510	0	0	0	0	0	3.510
402	08	07	00	Material de señalamiento	47.555	0	0	0	0	0	47.555
402	08	09	00	Repuestos y accesorios para equipos de transporte	203.325	0	0	0	0	0	203.325
402	08	10	00	Repuestos y accesorios para otros equipos	355.060	0	0	0	0	0	355.060
402	08	99	00	Otros productos metálicos	76.913	0	0	0	0	0	76.913
402	09	00	00	Productos de madera	17.485	0	0	0	0	0	17.485
402	09	01	00	Productos primarios de madera	14.500	0	0	0	0	0	14.500
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.755	0	0	0	0	0	1.755
402	09	99	00	Otros productos de madera	1.230	0	0	0	0	0	1.230
402	10	00	00	Productos varios y útiles diversos	7.550.081	0	0	0	0	0	7.550.081
402	10	01	00	Artículos de deporte, recreación y juguetes	273.691	0	0	0	0	0	273.691

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 610002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	300.455	0	0	0	0	0	300.455
402	10	03	00	Utensilios de cocina y comedor	478.186	0	0	0	0	0	478.186
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	39.103	0	0	0	0	0	39.103
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.513.145	0	0	0	0	0	1.513.145
402	10	06	00	Condecoraciones, ofrendas y similares	103.619	0	0	0	0	0	103.619
402	10	07	00	Productos de seguridad en el trabajo	297.475	0	0	0	0	0	297.475
402	10	08	00	Materiales para equipos de computación	3.224.053	0	0	0	0	0	3.224.053
402	10	09	00	Especies timbradas y valores	15.000	0	0	0	0	0	15.000
402	10	11	00	Materiales eléctricos	874.376	0	0	0	0	0	874.376
402	10	12	00	Materiales para instalaciones sanitarias	206.455	0	0	0	0	0	206.455
402	10	13	00	Materiales fotográficos	62.401	0	0	0	0	0	62.401
402	10	99	00	Otros productos y útiles diversos	162.122	0	0	0	0	0	162.122
402	99	00	00	Otros materiales y suministros	24.486.309	0	0	0	0	0	24.486.309
402	99	01	00	Otros materiales y suministros	24.486.309	0	0	0	0	0	24.486.309
403	**00**	**00**	**00**	**Servicios no personales**	**106.680.828**	**0**	**0**	**0**	**0**	**0**	**106.680.828**
403	01	00	00	Alquileres de inmuebles	827.677	0	0	0	0	0	827.677
403	01	01	00	Alquileres de edificios y locales	800.177	0	0	0	0	0	800.177
403	01	02	00	Alquileres de instalaciones culturales y recreativas	27.500	0	0	0	0	0	27.500
403	02	00	00	Alquileres de maquinaria y equipos	681.917	0	0	0	0	0	681.917
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	285.150	0	0	0	0	0	285.150
403	02	99	00	Alquileres de otras maquinaria y equipos	396.767	0	0	0	0	0	396.767
403	04	00	00	Servicios básicos	21.525.150	0	0	0	0	0	21.525.150
403	04	01	00	Electricidad	12.375.000	0	0	0	0	0	12.375.000
403	04	03	00	Agua	1.404.150	0	0	0	0	0	1.404.150
403	04	04	00	Teléfonos	7.290.000	0	0	0	0	0	7.290.000
403	04	05	00	Servicio de comunicaciones	456.000	0	0	0	0	0	456.000
403	06	00	00	Servicios de transporte y almacenaje	314.520	0	0	0	0	0	314.520
403	06	01	00	Fletes y embalajes	52.866	0	0	0	0	0	52.866

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 610002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	02	00	Almacenaje	228.022	0	0	0	0	0	228.022
403	06	03	00	Estacionamiento	12.552	0	0	0	0	0	12.552
403	06	04	00	Peaje	8.050	0	0	0	0	0	8.050
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	13.030	0	0	0	0	0	13.030
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.449.807	0	0	0	0	0	2.449.807
403	07	01	00	Publicidad y propaganda	98.000	0	0	0	0	0	98.000
403	07	02	00	Imprenta y reproducción	1.750.306	0	0	0	0	0	1.750.306
403	07	03	00	Relaciones sociales	556.501	0	0	0	0	0	556.501
403	07	04	00	Avisos	45.000	0	0	0	0	0	45.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.656.810	0	0	0	0	0	5.656.810
403	08	01	00	Primas y gastos de seguros	5.456.810	0	0	0	0	0	5.456.810
403	08	02	00	Comisiones y gastos bancarios	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	2.382.718	0	0	0	0	0	2.382.718
403	09	01	00	Viáticos y pasajes dentro del país	2.050.070	0	0	0	0	0	2.050.070
403	09	02	00	Viáticos y pasajes fuera del país	331.652	0	0	0	0	0	331.652
403	09	03	00	Asignación por kilómetros recorridos	996	0	0	0	0	0	996
403	10	00	00	Servicios profesionales y técnicos	2.145.729	0	0	0	0	0	2.145.729
403	10	01	00	Servicios jurídicos	15.450	0	0	0	0	0	15.450
403	10	02	00	Servicios de contabilidad y auditoría	65.838	0	0	0	0	0	65.838
403	10	03	00	Servicios de procesamiento de datos	521.247	0	0	0	0	0	521.247
403	10	04	00	Servicios de ingeniería y arquitectónicos	14.040	0	0	0	0	0	14.040
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	409.220	0	0	0	0	0	409.220
403	10	09	00	Servicios de lavandería y tintorería	11.077	0	0	0	0	0	11.077
403	10	10	00	Servicios de vigilancia	800.000	0	0	0	0	0	800.000
403	10	99	00	Otros servicios profesionales y técnicos	308.857	0	0	0	0	0	308.857
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.793.384	0	0	0	0	0	6.793.384
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	249.733	0	0	0	0	0	249.733
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.835.225	0	0	0	0	0	4.835.225

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 610002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	346.080	0	0	0	0	0	346.080
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	9.600	0	0	0	0	0	9.600
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	547.722	0	0	0	0	0	547.722
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	805.024	0	0	0	0	0	805.024
403	12	00	00	Conservación y reparaciones menores de obras	13.437.982	0	0	0	0	0	13.437.982
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	11.387.442	0	0	0	0	0	11.387.442
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	2.050.540	0	0	0	0	0	2.050.540
403	16	00	00	Servicios de diversión, esparcimiento y culturales	8.501.912	0	0	0	0	0	8.501.912
403	16	01	00	Servicios de diversión, esparcimiento y culturales	8.501.912	0	0	0	0	0	8.501.912
403	18	00	00	Impuestos indirectos	15.485.891	0	0	0	0	0	15.485.891
403	18	01	00	Impuesto al valor agregado	15.485.891	0	0	0	0	0	15.485.891
403	99	00	00	Otros servicios no personales	26.477.331	0	0	0	0	0	26.477.331
403	99	01	00	Otros servicios no personales	26.477.331	0	0	0	0	0	26.477.331
404	**00**	**00**	**00**	**Activos reales**	**10.286.931**	**0**	**0**	**0**	**0**	**0**	**10.286.931**
404	01	00	00	Repuestos y reparaciones mayores	2.379.253	0	0	0	0	0	2.379.253
404	01	01	00	Repuestos mayores	66.229	0	0	0	0	0	66.229
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	21.440	0	0	0	0	0	21.440
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	44.789	0	0	0	0	0	44.789
404	01	02	00	Reparaciones mayores de maquinaria y equipos	2.313.024	0	0	0	0	0	2.313.024
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	2.313.024	0	0	0	0	0	2.313.024
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	215.718	0	0	0	0	0	215.718
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	103.762	0	0	0	0	0	103.762
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	111.956	0	0	0	0	0	111.956
404	04	00	00	Equipos de transporte, tracción y elevación	1.000.282	0	0	0	0	0	1.000.282
404	04	05	00	Vehículos de tracción no motorizados	1.000.282	0	0	0	0	0	1.000.282
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.000.264	0	0	0	0	0	1.000.264
404	05	01	00	Equipos de telecomunicaciones	1.000.264	0	0	0	0	0	1.000.264

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 610002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.530	0	0	0	0	0	2.530
404	07	01	00	Equipos científicos y de laboratorio	1.030	0	0	0	0	0	1.030
404	07	03	00	Obras de arte	1.500	0	0	0	0	0	1.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.540.926	0	0	0	0	0	3.540.926
404	09	01	00	Mobiliario y equipos de oficina	1.200	0	0	0	0	0	1.200
404	09	02	00	Equipos de computación	3.539.726	0	0	0	0	0	3.539.726
404	99	00	00	Otros activos reales	2.147.958	0	0	0	0	0	2.147.958
404	99	01	00	Otros activos reales	2.147.958	0	0	0	0	0	2.147.958
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.863.620**	**0**	**0**	**0**	**0**	**0**	**7.863.620**
407	01	00	00	Transferencias y donaciones corrientes internas	7.863.620	0	0	0	0	0	7.863.620
407	01	01	00	Transferencias corrientes internas al sector privado	7.863.620	0	0	0	0	0	7.863.620
407	01	01	03	Becas escolares	7.863.620	0	0	0	0	0	7.863.620
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.100.000**	**0**	**0**	**0**	**0**	**0**	**1.100.000**
411	11	00	00	Obligaciones de ejercicios anteriores	1.100.000	0	0	0	0	0	1.100.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.100.000	0	0	0	0	0	1.100.000
				Totales	**169.222.311**	**0**	**0**	**0**	**0**	**0**	**169.222.311**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 610002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.438.027**	**0**	**0**	**0**	**0**	**0**	**4.438.027**
407	01	00	00	Transferencias y donaciones corrientes internas	4.438.027	0	0	0	0	0	4.438.027
407	01	01	00	Transferencias corrientes internas al sector privado	2.418.027	0	0	0	0	0	2.418.027
407	01	01	73	Subsidios a instituciones benéficas privadas	2.400.000	0	0	0	0	0	2.400.000
407	01	01	75	Subsidios a organismos laborales y gremiales	18.027	0	0	0	0	0	18.027
407	01	02	00	Donaciones corrientes internas al sector privado	2.020.000	0	0	0	0	0	2.020.000
407	01	02	01	Donaciones corrientes a personas	2.020.000	0	0	0	0	0	2.020.000
				Totales	**4.438.027**	**0**	**0**	**0**	**0**	**0**	**4.438.027**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 610002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.208.987.001**	**0**	**0**	**0**	**0**	**0**	**1.208.987.001**
407	01	00	00	Transferencias y donaciones corrientes internas	1.208.987.001	0	0	0	0	0	1.208.987.001
407	01	03	00	Transferencias corrientes internas al sector público	1.208.987.001	0	0	0	0	0	1.208.987.001
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	225.000.000	0	0	0	0	0	225.000.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	983.987.001	0	0	0	0	0	983.987.001
				Totales	**1.208.987.001**	**0**	**0**	**0**	**0**	**0**	**1.208.987.001**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.007.445.335**	**0**	**0**	**0**	**0**	**0**	**1.007.445.335**
407	01	00	00	Transferencias y donaciones corrientes internas	1.007.445.335	0	0	0	0	0	1.007.445.335
407	01	01	00	Transferencias corrientes internas al sector privado	950.312.292	0	0	0	0	0	950.312.292
407	01	01	01	Pensiones del personal empleado, obrero y militar	121.907.395	0	0	0	0	0	121.907.395
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	330.991.182	0	0	0	0	0	330.991.182
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	30.476.849	0	0	0	0	0	30.476.849
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	6.095.369	0	0	0	0	0	6.095.369
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	128.862.676	0	0	0	0	0	128.862.676
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	2.113.500	0	0	0	0	0	2.113.500
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	75.247.796	0	0	0	0	0	75.247.796
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	15.049.560	0	0	0	0	0	15.049.560
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	217.123.465	0	0	0	0	0	217.123.465
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	22.444.500	0	0	0	0	0	22.444.500
407	01	05	02	Pensiones del personal de alto nivel y de dirección	33.746.711	0	0	0	0	0	33.746.711
407	01	05	07	Aguinaldos del personal pensionado de alto nivel y de dirección	8.436.678	0	0	0	0	0	8.436.678
407	01	05	12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección	3.374.672	0	0	0	0	0	3.374.672
407	01	05	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	27.389	0	0	0	0	0	27.389
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	6.942.058	0	0	0	0	0	6.942.058
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	1.735.515	0	0	0	0	0	1.735.515
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	694.206	0	0	0	0	0	694.206
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	2.175.814	0	0	0	0	0	2.175.814
				Totales	**1.007.445.335**	**0**	**0**	**0**	**0**	**0**	**1.007.445.335**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 610003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.007.445.335**	**0**	**0**	**0**	**0**	**0**	**1.007.445.335**
407	01	00	00	Transferencias y donaciones corrientes internas	1.007.445.335	0	0	0	0	0	1.007.445.335
407	01	01	00	Transferencias corrientes internas al sector privado	950.312.292	0	0	0	0	0	950.312.292
407	01	01	01	Pensiones del personal empleado, obrero y militar	121.907.395	0	0	0	0	0	121.907.395
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	330.991.182	0	0	0	0	0	330.991.182
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	30.476.849	0	0	0	0	0	30.476.849
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	6.095.369	0	0	0	0	0	6.095.369
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	128.862.676	0	0	0	0	0	128.862.676
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	2.113.500	0	0	0	0	0	2.113.500
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	75.247.796	0	0	0	0	0	75.247.796
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	15.049.560	0	0	0	0	0	15.049.560
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	217.123.465	0	0	0	0	0	217.123.465
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	22.444.500	0	0	0	0	0	22.444.500
407	01	05	02	Pensiones del personal de alto nivel y de dirección	33.746.711	0	0	0	0	0	33.746.711
407	01	05	07	Aguinaldos del personal pensionado de alto nivel y de dirección	8.436.678	0	0	0	0	0	8.436.678
407	01	05	12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección	3.374.672	0	0	0	0	0	3.374.672
407	01	05	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	27.389	0	0	0	0	0	27.389
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	6.942.058	0	0	0	0	0	6.942.058
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	1.735.515	0	0	0	0	0	1.735.515
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	694.206	0	0	0	0	0	694.206
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	2.175.814	0	0	0	0	0	2.175.814
				Totales	**1.007.445.335**	**0**	**0**	**0**	**0**	**0**	**1.007.445.335**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.000.000**	**0**	**0**	**0**	**0**	**0**	**4.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	1.000.000	0	0	0	0	0	1.000.000
402	01	01	00	Alimentos y bebidas para personas	1.000.000	0	0	0	0	0	1.000.000
402	99	00	00	Otros materiales y suministros	3.000.000	0	0	0	0	0	3.000.000
402	99	01	00	Otros materiales y suministros	3.000.000	0	0	0	0	0	3.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.760.000**	**0**	**0**	**0**	**0**	**0**	**3.760.000**
403	18	00	00	Impuestos indirectos	960.000	0	0	0	0	0	960.000
403	18	01	00	Impuesto al valor agregado	960.000	0	0	0	0	0	960.000
403	99	00	00	Otros servicios no personales	2.800.000	0	0	0	0	0	2.800.000
403	99	01	00	Otros servicios no personales	2.800.000	0	0	0	0	0	2.800.000
404	**00**	**00**	**00**	**Activos reales**	**240.000**	**0**	**0**	**0**	**0**	**0**	**240.000**
404	99	00	00	Otros activos reales	240.000	0	0	0	0	0	240.000
404	99	01	00	Otros activos reales	240.000	0	0	0	0	0	240.000
				Totales	**8.000.000**	**0**	**0**	**0**	**0**	**0**	**8.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

ACCIÓN CENTRALIZADA: 610007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 610007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.000.000**	**0**	**0**	**0**	**0**	**0**	**4.000.000**
402	01	00	00	Productos alimenticios y agropecuarios	1.000.000	0	0	0	0	0	1.000.000
402	01	01	00	Alimentos y bebidas para personas	1.000.000	0	0	0	0	0	1.000.000
402	99	00	00	Otros materiales y suministros	3.000.000	0	0	0	0	0	3.000.000
402	99	01	00	Otros materiales y suministros	3.000.000	0	0	0	0	0	3.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.760.000**	**0**	**0**	**0**	**0**	**0**	**3.760.000**
403	18	00	00	Impuestos indirectos	960.000	0	0	0	0	0	960.000
403	18	01	00	Impuesto al valor agregado	960.000	0	0	0	0	0	960.000
403	99	00	00	Otros servicios no personales	2.800.000	0	0	0	0	0	2.800.000
403	99	01	00	Otros servicios no personales	2.800.000	0	0	0	0	0	2.800.000
404	**00**	**00**	**00**	**Activos reales**	**240.000**	**0**	**0**	**0**	**0**	**0**	**240.000**
404	99	00	00	Otros activos reales	240.000	0	0	0	0	0	240.000
404	99	01	00	Otros activos reales	240.000	0	0	0	0	0	240.000
				Totales	**8.000.000**	**0**	**0**	**0**	**0**	**0**	**8.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**276.986.670**	**0**	**0**	**0**	**0**	**0**	**276.986.670**
401	01	00	00	Sueldos, salarios y otras retribuciones	53.866.796	0	0	0	0	0	53.866.796
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	21.080.474	0	0	0	0	0	21.080.474
401	01	03	00	Suplencias a empleados	40.000	0	0	0	0	0	40.000
401	01	09	00	Remuneraciones al personal en período de disponibilidad	80.000	0	0	0	0	0	80.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.904.742	0	0	0	0	0	4.904.742
401	01	13	00	Suplencias a obreros	32.000	0	0	0	0	0	32.000
401	01	18	00	Remuneraciones al personal contratado	23.285.208	0	0	0	0	0	23.285.208
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	460.000	0	0	0	0	0	460.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	3.959.131	0	0	0	0	0	3.959.131
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	11.184.000	0	0	0	0	0	11.184.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	8.400.000	0	0	0	0	0	8.400.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	2.784.000	0	0	0	0	0	2.784.000
401	03	00	00	Primas	37.959.066	0	0	0	0	0	37.959.066
401	03	01	00	Primas por mérito a empleados	3.508.640	0	0	0	0	0	3.508.640
401	03	02	00	Primas de transporte a empleados	3.304.800	0	0	0	0	0	3.304.800
401	03	03	00	Primas por hogar a empleados	3.304.800	0	0	0	0	0	3.304.800
401	03	04	00	Primas por hijos a empleados	3.304.800	0	0	0	0	0	3.304.800
401	03	08	00	Primas de profesionalización a empleados	4.573.819	0	0	0	0	0	4.573.819
401	03	09	00	Primas por antigüedad a empleados	3.360.000	0	0	0	0	0	3.360.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	9.398.205	0	0	0	0	0	9.398.205
401	03	17	00	Primas de transporte a obreros	835.200	0	0	0	0	0	835.200
401	03	18	00	Primas por hogar a obreros	835.200	0	0	0	0	0	835.200
401	03	19	00	Primas por hijos de obreros	835.200	0	0	0	0	0	835.200
401	03	21	00	Primas por antigüedad a obreros	1.113.600	0	0	0	0	0	1.113.600
401	03	22	00	Primas de profesionalización a obreros	179.025	0	0	0	0	0	179.025
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	69.890	0	0	0	0	0	69.890
401	03	95	00	Otras primas al personal de alto nivel y de dirección	407.086	0	0	0	0	0	407.086
401	03	97	00	Otras primas a empleados	2.928.801	0	0	0	0	0	2.928.801

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	00	00	Complementos de sueldos y salarios	29.702.243	0	0	0	0	0	29.702.243
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	200.000	0	0	0	0	0	200.000
401	04	02	00	Complemento a empleados por trabajo nocturno	150.000	0	0	0	0	0	150.000
401	04	06	00	Complemento a empleados por comisión de servicios	1.000.000	0	0	0	0	0	1.000.000
401	04	08	00	Bono compensatorio de alimentación a empleados	12.499.058	0	0	0	0	0	12.499.058
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	82.617	0	0	0	0	0	82.617
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	99.141	0	0	0	0	0	99.141
401	04	18	00	Bono compensatorio de alimentación a obreros	3.771.485	0	0	0	0	0	3.771.485
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	155.000	0	0	0	0	0	155.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	7.300.000	0	0	0	0	0	7.300.000
401	04	27	00	Bono compensatorio de transporte al personal contratado	150.000	0	0	0	0	0	150.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	14.136	0	0	0	0	0	14.136
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.961.806	0	0	0	0	0	1.961.806
401	04	96	00	Otros complementos a empleados	1.221.000	0	0	0	0	0	1.221.000
401	04	97	00	Otros complementos a obreros	348.000	0	0	0	0	0	348.000
401	04	98	00	Otros complementos al personal contratado	750.000	0	0	0	0	0	750.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	39.173.988	0	0	0	0	0	39.173.988
401	05	01	00	Aguinaldos a empleados	13.463.629	0	0	0	0	0	13.463.629
401	05	03	00	Bono vacacional a empleados	6.565.729	0	0	0	0	0	6.565.729
401	05	04	00	Aguinaldos a obreros	3.212.886	0	0	0	0	0	3.212.886
401	05	06	00	Bono vacacional a obreros	1.285.154	0	0	0	0	0	1.285.154
401	05	07	00	Aguinaldos al personal contratado	7.453.932	0	0	0	0	0	7.453.932
401	05	08	00	Bono vacacional al personal contratado	3.034.266	0	0	0	0	0	3.034.266
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	43.975	0	0	0	0	0	43.975
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.414	0	0	0	0	0	14.414
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.846.276	0	0	0	0	0	2.846.276
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.253.727	0	0	0	0	0	1.253.727
401	06	00	00	Aportes patronales y legales	19.406.986	0	0	0	0	0	19.406.986
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	6.566.999	0	0	0	0	0	6.566.999
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.878.023	0	0	0	0	0	1.878.023

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.438.334	0	0	0	0	0	1.438.334
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	1.465.596	0	0	0	0	0	1.465.596
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.201.125	0	0	0	0	0	1.201.125
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	346.992	0	0	0	0	0	346.992
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	266.917	0	0	0	0	0	266.917
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	231.328	0	0	0	0	0	231.328
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.996.370	0	0	0	0	0	2.996.370
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	504.669	0	0	0	0	0	504.669
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	11.631	0	0	0	0	0	11.631
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.877	0	0	0	0	0	3.877
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	2.585	0	0	0	0	0	2.585
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.115.100	0	0	0	0	0	1.115.100
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	318.510	0	0	0	0	0	318.510
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	286.330	0	0	0	0	0	286.330
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	2.585	0	0	0	0	0	2.585
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	187.704	0	0	0	0	0	187.704
401	06	95	00	Otros aportes legales por personal contratado	582.311	0	0	0	0	0	582.311
401	07	00	00	Asistencia socio-económica	62.175.318	0	0	0	0	0	62.175.318
401	07	01	00	Capacitación y adiestramiento a empleados	343.980	0	0	0	0	0	343.980
401	07	02	00	Becas a empleados	200.000	0	0	0	0	0	200.000
401	07	03	00	Ayudas por matrimonio a empleados	860	0	0	0	0	0	860
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.300	0	0	0	0	0	4.300
401	07	05	00	Ayudas por defunción a empleados	2.150	0	0	0	0	0	2.150
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	416.667	0	0	0	0	0	416.667
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.771.998	0	0	0	0	0	4.771.998
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	18.372.000	0	0	0	0	0	18.372.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.442.400	0	0	0	0	0	1.442.400
401	07	10	00	Dotación de uniformes a empleados	460.000	0	0	0	0	0	460.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de	4.692.150	0	0	0	0	0	4.692.150

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				empleados							
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	842.400	0	0	0	0	0	842.400
401	07	17	00	Capacitación y adiestramiento a obreros	200.000	0	0	0	0	0	200.000
401	07	18	00	Becas a obreros	300.000	0	0	0	0	0	300.000
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.000	0	0	0	0	0	5.000
401	07	21	00	Ayudas por defunción a obreros	1.000	0	0	0	0	0	1.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.156.639	0	0	0	0	0	1.156.639
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	5.800.000	0	0	0	0	0	5.800.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	500.000	0	0	0	0	0	500.000
401	07	26	00	Dotación de uniformes a obreros	1.663.440	0	0	0	0	0	1.663.440
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	560.000	0	0	0	0	0	560.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	600.000	0	0	0	0	0	600.000
401	07	33	00	Asistencia socio-económica al personal contratado	13.201.470	0	0	0	0	0	13.201.470
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	56.020	0	0	0	0	0	56.020
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	140	0	0	0	0	0	140
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	700	0	0	0	0	0	700
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	350	0	0	0	0	0	350
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	777.154	0	0	0	0	0	777.154
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.978.000	0	0	0	0	0	2.978.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	961.500	0	0	0	0	0	961.500
401	07	96	00	Otras subvenciones a empleados	1.400.000	0	0	0	0	0	1.400.000
401	07	97	00	Otras subvenciones a obreros	464.000	0	0	0	0	0	464.000
401	08	00	00	Prestaciones sociales e indemnizaciones	23.518.273	0	0	0	0	0	23.518.273
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	10.671.320	0	0	0	0	0	10.671.320
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.444.928	0	0	0	0	0	3.444.928
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.245.563	0	0	0	0	0	7.245.563
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	36.482	0	0	0	0	0	36.482
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.119.980	0	0	0	0	0	2.119.980
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**45.669.036**	**0**	**0**	**0**	**0**	**0**	**45.669.036**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	6.681.700	0	0	0	0	0	6.681.700
402	01	01	00	Alimentos y bebidas para personas	6.681.700	0	0	0	0	0	6.681.700
402	02	00	00	Productos de minas, canteras y yacimientos	22.500	0	0	0	0	0	22.500
402	02	05	00	Piedra, arcilla, arena y tierra	22.500	0	0	0	0	0	22.500
402	03	00	00	Textiles y vestuarios	2.869.411	0	0	0	0	0	2.869.411
402	03	01	00	Textiles	1.071.250	0	0	0	0	0	1.071.250
402	03	02	00	Prendas de vestir	1.517.579	0	0	0	0	0	1.517.579
402	03	03	00	Calzados	280.582	0	0	0	0	0	280.582
402	04	00	00	Productos de cuero y caucho	1.051.417	0	0	0	0	0	1.051.417
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.370	0	0	0	0	0	1.370
402	04	03	00	Cauchos y tripas para vehículos	1.028.922	0	0	0	0	0	1.028.922
402	04	99	00	Otros productos de cuero y caucho	21.125	0	0	0	0	0	21.125
402	05	00	00	Productos de papel, cartón e impresos	6.422.258	0	0	0	0	0	6.422.258
402	05	01	00	Pulpa de madera, papel y cartón	1.583.064	0	0	0	0	0	1.583.064
402	05	02	00	Envases y cajas de papel y cartón	272.250	0	0	0	0	0	272.250
402	05	03	00	Productos de papel y cartón para oficina	3.436.302	0	0	0	0	0	3.436.302
402	05	04	00	Libros, revistas y periódicos	29.543	0	0	0	0	0	29.543
402	05	06	00	Productos de papel y cartón para computación	903.900	0	0	0	0	0	903.900
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	76.950	0	0	0	0	0	76.950
402	05	99	00	Otros productos de pulpa, papel y cartón	120.249	0	0	0	0	0	120.249
402	06	00	00	Productos químicos y derivados	3.147.463	0	0	0	0	0	3.147.463
402	06	03	00	Tintas, pinturas y colorantes	1.899.124	0	0	0	0	0	1.899.124
402	06	04	00	Productos farmacéuticos y medicamentos	400.562	0	0	0	0	0	400.562
402	06	05	00	Productos de tocador	65.813	0	0	0	0	0	65.813
402	06	06	00	Combustibles y lubricantes	237.750	0	0	0	0	0	237.750
402	06	07	00	Productos diversos derivados del petróleo y del carbón	18.750	0	0	0	0	0	18.750
402	06	08	00	Productos plásticos	518.484	0	0	0	0	0	518.484
402	06	99	00	Otros productos de la industria química y conexos	6.980	0	0	0	0	0	6.980
402	07	00	00	Productos minerales no metálicos	28.177	0	0	0	0	0	28.177
402	07	01	00	Productos de barro, loza y porcelana	9.427	0	0	0	0	0	9.427
402	07	04	00	Cemento, cal y yeso	18.750	0	0	0	0	0	18.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	428.232	0	0	0	0	0	428.232
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	142.772	0	0	0	0	0	142.772
402	08	09	00	Repuestos y accesorios para equipos de transporte	242.500	0	0	0	0	0	242.500
402	08	10	00	Repuestos y accesorios para otros equipos	37.500	0	0	0	0	0	37.500
402	08	99	00	Otros productos metálicos	5.460	0	0	0	0	0	5.460
402	09	00	00	Productos de madera	37.960	0	0	0	0	0	37.960
402	09	02	00	Muebles y accesorios de madera para edificaciones	32.500	0	0	0	0	0	32.500
402	09	99	00	Otros productos de madera	5.460	0	0	0	0	0	5.460
402	10	00	00	Productos varios y útiles diversos	5.345.924	0	0	0	0	0	5.345.924
402	10	01	00	Artículos de deporte, recreación y juguetes	61.361	0	0	0	0	0	61.361
402	10	02	00	Materiales y útiles de limpieza y aseo	1.409.282	0	0	0	0	0	1.409.282
402	10	03	00	Utensilios de cocina y comedor	37.500	0	0	0	0	0	37.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.082.618	0	0	0	0	0	1.082.618
402	10	06	00	Condecoraciones, ofrendas y similares	19.443	0	0	0	0	0	19.443
402	10	07	00	Productos de seguridad en el trabajo	59.580	0	0	0	0	0	59.580
402	10	08	00	Materiales para equipos de computación	2.164.218	0	0	0	0	0	2.164.218
402	10	09	00	Especies timbradas y valores	12.825	0	0	0	0	0	12.825
402	10	11	00	Materiales eléctricos	104.667	0	0	0	0	0	104.667
402	10	12	00	Materiales para instalaciones sanitarias	133.542	0	0	0	0	0	133.542
402	10	13	00	Materiales fotográficos	170.000	0	0	0	0	0	170.000
402	10	99	00	Otros productos y útiles diversos	90.888	0	0	0	0	0	90.888
402	99	00	00	Otros materiales y suministros	19.633.994	0	0	0	0	0	19.633.994
402	99	01	00	Otros materiales y suministros	19.633.994	0	0	0	0	0	19.633.994
403	**00**	**00**	**00**	**Servicios no personales**	**97.684.638**	**0**	**0**	**0**	**0**	**0**	**97.684.638**
403	01	00	00	Alquileres de inmuebles	1.253.780	0	0	0	0	0	1.253.780
403	01	01	00	Alquileres de edificios y locales	1.207.280	0	0	0	0	0	1.207.280
403	01	02	00	Alquileres de instalaciones culturales y recreativas	46.500	0	0	0	0	0	46.500
403	02	00	00	Alquileres de maquinaria y equipos	145.860	0	0	0	0	0	145.860
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	140.400	0	0	0	0	0	140.400
403	02	99	00	Alquileres de otras maquinaria y equipos	5.460	0	0	0	0	0	5.460
403	04	00	00	Servicios básicos	4.387.759	0	0	0	0	0	4.387.759

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	01	00	Electricidad	977.904	0	0	0	0	0	977.904
403	04	02	00	Gas	420	0	0	0	0	0	420
403	04	03	00	Agua	90.371	0	0	0	0	0	90.371
403	04	04	00	Teléfonos	3.075.300	0	0	0	0	0	3.075.300
403	04	05	00	Servicio de comunicaciones	11.164	0	0	0	0	0	11.164
403	04	06	00	Servicio de aseo urbano y domiciliario	217.000	0	0	0	0	0	217.000
403	04	07	00	Servicio de condominio	15.600	0	0	0	0	0	15.600
403	06	00	00	Servicios de transporte y almacenaje	195.709	0	0	0	0	0	195.709
403	06	01	00	Fletes y embalajes	58.803	0	0	0	0	0	58.803
403	06	02	00	Almacenaje	8.333	0	0	0	0	0	8.333
403	06	03	00	Estacionamiento	111.450	0	0	0	0	0	111.450
403	06	04	00	Peaje	16.500	0	0	0	0	0	16.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	623	0	0	0	0	0	623
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.586.162	0	0	0	0	0	16.586.162
403	07	01	00	Publicidad y propaganda	2.963.500	0	0	0	0	0	2.963.500
403	07	02	00	Imprenta y reproducción	1.433.400	0	0	0	0	0	1.433.400
403	07	03	00	Relaciones sociales	3.081.262	0	0	0	0	0	3.081.262
403	07	04	00	Avisos	9.108.000	0	0	0	0	0	9.108.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.448.969	0	0	0	0	0	2.448.969
403	08	01	00	Primas y gastos de seguros	2.423.769	0	0	0	0	0	2.423.769
403	08	02	00	Comisiones y gastos bancarios	25.200	0	0	0	0	0	25.200
403	09	00	00	Viáticos y pasajes	7.309.127	0	0	0	0	0	7.309.127
403	09	01	00	Viáticos y pasajes dentro del país	6.155.296	0	0	0	0	0	6.155.296
403	09	02	00	Viáticos y pasajes fuera del país	1.153.831	0	0	0	0	0	1.153.831
403	10	00	00	Servicios profesionales y técnicos	13.470.596	0	0	0	0	0	13.470.596
403	10	01	00	Servicios jurídicos	6.500	0	0	0	0	0	6.500
403	10	03	00	Servicios de procesamiento de datos	56.906	0	0	0	0	0	56.906
403	10	04	00	Servicios de ingeniería y arquitectónicos	3.742.246	0	0	0	0	0	3.742.246
403	10	07	00	Servicios de capacitación y adiestramiento	3.211.743	0	0	0	0	0	3.211.743
403	10	10	00	Servicios de vigilancia	1.500.000	0	0	0	0	0	1.500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	346.500	0	0	0	0	0	346.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	4.606.701	0	0	0	0	0	4.606.701
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.201.309	0	0	0	0	0	4.201.309
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.532.309	0	0	0	0	0	1.532.309
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.669.000	0	0	0	0	0	2.669.000
403	12	00	00	Conservación y reparaciones menores de obras	4.668.032	0	0	0	0	0	4.668.032
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.668.032	0	0	0	0	0	4.668.032
403	16	00	00	Servicios de diversión, esparcimiento y culturales	6.199.700	0	0	0	0	0	6.199.700
403	16	01	00	Servicios de diversión, esparcimiento y culturales	6.199.700	0	0	0	0	0	6.199.700
403	18	00	00	Impuestos indirectos	23.877.589	0	0	0	0	0	23.877.589
403	18	01	00	Impuesto al valor agregado	23.877.589	0	0	0	0	0	23.877.589
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	532.020	0	0	0	0	0	532.020
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	532.020	0	0	0	0	0	532.020
403	99	00	00	Otros servicios no personales	12.408.026	0	0	0	0	0	12.408.026
403	99	01	00	Otros servicios no personales	12.408.026	0	0	0	0	0	12.408.026
404	**00**	**00**	**00**	**Activos reales**	**56.405.801**	**0**	**0**	**0**	**0**	**0**	**56.405.801**
404	01	00	00	Repuestos y reparaciones mayores	212.833	0	0	0	0	0	212.833
404	01	01	00	Repuestos mayores	26.583	0	0	0	0	0	26.583
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	20.833	0	0	0	0	0	20.833
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	5.750	0	0	0	0	0	5.750
404	01	02	00	Reparaciones mayores de maquinaria y equipos	186.250	0	0	0	0	0	186.250
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	130.000	0	0	0	0	0	130.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	56.250	0	0	0	0	0	56.250
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	279.782	0	0	0	0	0	279.782
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	278.533	0	0	0	0	0	278.533
404	03	05	00	Maquinaria y equipos industriales y de taller	1.249	0	0	0	0	0	1.249
404	04	00	00	Equipos de transporte, tracción y elevación	4.978.333	0	0	0	0	0	4.978.333
404	04	01	00	Vehículos automotores terrestres	4.970.000	0	0	0	0	0	4.970.000
404	04	05	00	Vehículos de tracción no motorizados	8.333	0	0	0	0	0	8.333
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.597.631	0	0	0	0	0	4.597.631
404	05	01	00	Equipos de telecomunicaciones	3.140.097	0	0	0	0	0	3.140.097

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	03	00	Equipos de control de tráfico aéreo	204.135	0	0	0	0	0	204.135
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	1.253.399	0	0	0	0	0	1.253.399
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	8.333	0	0	0	0	0	8.333
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	8.333	0	0	0	0	0	8.333
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	193.459	0	0	0	0	0	193.459
404	07	02	00	Equipos de enseñanza, deporte y recreación	40.408	0	0	0	0	0	40.408
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	153.051	0	0	0	0	0	153.051
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	18.727.078	0	0	0	0	0	18.727.078
404	09	01	00	Mobiliario y equipos de oficina	5.412.669	0	0	0	0	0	5.412.669
404	09	02	00	Equipos de computación	10.528.323	0	0	0	0	0	10.528.323
404	09	03	00	Mobiliario y equipos de alojamiento	499.506	0	0	0	0	0	499.506
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.286.580	0	0	0	0	0	2.286.580
404	12	00	00	Activos intangibles	3.493.063	0	0	0	0	0	3.493.063
404	12	04	00	Paquetes y programas de computación	3.493.063	0	0	0	0	0	3.493.063
404	99	00	00	Otros activos reales	23.915.289	0	0	0	0	0	23.915.289
404	99	01	00	Otros activos reales	23.915.289	0	0	0	0	0	23.915.289
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.170.207.888**	**0**	**0**	**0**	**0**	**0**	**2.170.207.888**
407	01	00	00	Transferencias y donaciones corrientes internas	870.207.888	0	0	0	0	0	870.207.888
407	01	01	00	Transferencias corrientes internas al sector privado	134.782.544	0	0	0	0	0	134.782.544
407	01	01	01	Pensiones del personal empleado, obrero y militar	3.344.465	0	0	0	0	0	3.344.465
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	49.505.891	0	0	0	0	0	49.505.891
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	905.713	0	0	0	0	0	905.713
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	334.417	0	0	0	0	0	334.417
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	3.660.000	0	0	0	0	0	3.660.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	12.374.737	0	0	0	0	0	12.374.737
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	4.949.895	0	0	0	0	0	4.949.895
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	59.707.426	0	0	0	0	0	59.707.426
407	01	02	00	Donaciones corrientes internas al sector privado	3.000.000	0	0	0	0	0	3.000.000
407	01	02	01	Donaciones corrientes a personas	3.000.000	0	0	0	0	0	3.000.000
407	01	03	00	Transferencias corrientes internas al sector público	732.425.344	0	0	0	0	0	732.425.344
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	726.900.344	0	0	0	0	0	726.900.344

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	5.525.000	0	0	0	0	0	5.525.000
407	03	00	00	Transferencias y donaciones de capital internas	1.300.000.000	0	0	0	0	0	1.300.000.000
407	03	03	00	Transferencias de capital internas al sector público	1.300.000.000	0	0	0	0	0	1.300.000.000
407	03	03	06	Transferencias de capital a entes descentralizados financieros bancarios	1.300.000.000	0	0	0	0	0	1.300.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.000.000	0	0	0	0	0	2.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	2.000.000	0	0	0	0	0	2.000.000
				Totales	**2.648.954.033**	**0**	**0**	**0**	**0**	**0**	**2.648.954.033**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115787 620020000 CREACIÓN DE UN TABULADOR DE COSTOS DE LA CONSTRUCCIÓN DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A PARTIR DE LA EJECUCIÓN DEL PLAN DE EMERGENCIA PARA CARACAS 2011-2012

OBJETIVO DEL PROYECTO: INVERSIÓN EFICIENTE DE LOS RECURSOS PARA LA CONSTRUCCIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**156.125**	**0**	**0**	**0**	**0**	**0**	**156.125**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	40.000	0	0	0	0	0	40.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	05	99	00	Otros productos de pulpa, papel y cartón	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	35.000	0	0	0	0	0	35.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	61.125	0	0	0	0	0	61.125
402	99	01	00	Otros materiales y suministros	61.125	0	0	0	0	0	61.125
403	**00**	**00**	**00**	**Servicios no personales**	**1.249.007**	**0**	**0**	**0**	**0**	**0**	**1.249.007**
403	09	00	00	Viáticos y pasajes	45.000	0	0	0	0	0	45.000
403	09	01	00	Viáticos y pasajes dentro del país	45.000	0	0	0	0	0	45.000
403	10	00	00	Servicios profesionales y técnicos	965.064	0	0	0	0	0	965.064
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	925.064	0	0	0	0	0	925.064
403	18	00	00	Impuestos indirectos	187.350	0	0	0	0	0	187.350
403	18	01	00	Impuesto al valor agregado	187.350	0	0	0	0	0	187.350
403	99	00	00	Otros servicios no personales	51.593	0	0	0	0	0	51.593
403	99	01	00	Otros servicios no personales	51.593	0	0	0	0	0	51.593
404	**00**	**00**	**00**	**Activos reales**	**156.125**	**0**	**0**	**0**	**0**	**0**	**156.125**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	17.800	0	0	0	0	0	17.800
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	17.800	0	0	0	0	0	17.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	75.062	0	0	0	0	0	75.062
404	09	02	00	Equipos de computación	75.062	0	0	0	0	0	75.062
404	99	00	00	Otros activos reales	63.263	0	0	0	0	0	63.263
404	99	01	00	Otros activos reales	63.263	0	0	0	0	0	63.263

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115787 620020000 CREACIÓN DE UN TABULADOR DE COSTOS DE LA CONSTRUCCIÓN DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A PARTIR DE LA EJECUCIÓN DEL PLAN DE EMERGENCIA PARA CARACAS 2011-2012

OBJETIVO DEL PROYECTO: INVERSIÓN EFICIENTE DE LOS RECURSOS PARA LA CONSTRUCCIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**1.561.257**	**0**	**0**	**0**	**0**	**0**	**1.561.257**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115787 620020000 CREACIÓN DE UN TABULADOR DE COSTOS DE LA CONSTRUCCIÓN DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A PARTIR DE LA EJECUCIÓN DEL PLAN DE EMERGENCIA PARA CARACAS 2011-2012

OBJETIVO DEL PROYECTO: INVERSIÓN EFICIENTE DE LOS RECURSOS PARA LA CONSTRUCCIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115787 620020000 CREACIÓN DE UN TABULADOR DE COSTOS DE LA CONSTRUCCIÓN DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A PARTIR DE LA EJECUCIÓN DEL PLAN DE EMERGENCIA PARA CARACAS 2011-2012

OBJETIVO DEL PROYECTO: INVERSIÓN EFICIENTE DE LOS RECURSOS PARA LA CONSTRUCCIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620020001 RECEPCIÓN DE PRESUPUESTOS DE LAS GERENCIAS TÉCNICAS DEL PLAN DE EMERGENCIA PARA CARACAS 2011-2012

UNIDAD DE MEDIDA: INFORME **META:** 21

RESPONSABLE/EJECUTOR: MINVIH

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**312.251**	**0**	**0**	**0**	**0**	0	**312.251**
403	10	00	00	Servicios profesionales y técnicos	274.781	0	0	0	0	0	274.781
403	10	99	00	Otros servicios profesionales y técnicos	274.781	0	0	0	0	0	274.781
403	18	00	00	Impuestos indirectos	37.470	0	0	0	0	0	37.470
403	18	01	00	Impuesto al valor agregado	37.470	0	0	0	0	0	37.470
				Totales	**312.251**	**0**	**0**	**0**	**0**	0	**312.251**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115787 620020000 CREACIÓN DE UN TABULADOR DE COSTOS DE LA CONSTRUCCIÓN DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A PARTIR DE LA EJECUCIÓN DEL PLAN DE EMERGENCIA PARA CARACAS 2011-2012

OBJETIVO DEL PROYECTO: INVERSIÓN EFICIENTE DE LOS RECURSOS PARA LA CONSTRUCCIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620020002 VISITAS TÉCNICAS A LAS OBRAS ENMARCADAS EN EL PLAN DE EMERGENCIA PARA CARACAS 2011-2012

UNIDAD DE MEDIDA: INFORME **META:** 120

RESPONSABLE/EJECUTOR: MINVIH

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**78.063**	**0**	**0**	**0**	**0**	0	**78.063**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	10.000	0	0	0	0	0	10.000
402	05	99	00	Otros productos de pulpa, papel y cartón	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	17.500	0	0	0	0	0	17.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	7.500	0	0	0	0	0	7.500
402	99	00	00	Otros materiales y suministros	30.563	0	0	0	0	0	30.563
402	99	01	00	Otros materiales y suministros	30.563	0	0	0	0	0	30.563
403	**00**	**00**	**00**	**Servicios no personales**	**478.378**	**0**	**0**	**0**	**0**	0	**478.378**
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	10	00	00	Servicios profesionales y técnicos	337.653	0	0	0	0	0	337.653
403	10	07	00	Servicios de capacitación y adiestramiento	30.000	0	0	0	0	0	30.000
403	10	99	00	Otros servicios profesionales y técnicos	307.653	0	0	0	0	0	307.653
403	18	00	00	Impuestos indirectos	74.940	0	0	0	0	0	74.940
403	18	01	00	Impuesto al valor agregado	74.940	0	0	0	0	0	74.940
403	99	00	00	Otros servicios no personales	35.785	0	0	0	0	0	35.785
403	99	01	00	Otros servicios no personales	35.785	0	0	0	0	0	35.785
404	**00**	**00**	**00**	**Activos reales**	**68.062**	**0**	**0**	**0**	**0**	0	**68.062**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	7.800	0	0	0	0	0	7.800
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	7.800	0	0	0	0	0	7.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115787 620020000 CREACIÓN DE UN TABULADOR DE COSTOS DE LA CONSTRUCCIÓN DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A PARTIR DE LA EJECUCIÓN DEL PLAN DE EMERGENCIA PARA CARACAS 2011-2012

OBJETIVO DEL PROYECTO: INVERSIÓN EFICIENTE DE LOS RECURSOS PARA LA CONSTRUCCIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 620020002 VISITAS TÉCNICAS A LAS OBRAS ENMARCADAS EN EL PLAN DE EMERGENCIA PARA CARACAS 2011-2012

UNIDAD DE MEDIDA: INFORME **META:** 120

RESPONSABLE/EJECUTOR: MINVIH

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	30.062	0	0	0	0	0	30.062
404	09	02	00	Equipos de computación	30.062	0	0	0	0	0	30.062
404	99	00	00	Otros activos reales	30.200	0	0	0	0	0	30.200
404	99	01	00	Otros activos reales	30.200	0	0	0	0	0	30.200
				Totales	**624.503**	**0**	**0**	**0**	**0**	0	**624.503**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115787 620020000 CREACIÓN DE UN TABULADOR DE COSTOS DE LA CONSTRUCCIÓN DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A PARTIR DE LA EJECUCIÓN DEL PLAN DE EMERGENCIA PARA CARACAS 2011-2012

OBJETIVO DEL PROYECTO: INVERSIÓN EFICIENTE DE LOS RECURSOS PARA LA CONSTRUCCIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620020003 PROCESAMIENTO DE DATOS RECAUDADOS EN LAS VISITAS TÉCNICAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MINVIH

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**78.062**	**0**	**0**	**0**	**0**	0	**78.062**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	10.000	0	0	0	0	0	10.000
402	05	99	00	Otros productos de pulpa, papel y cartón	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	17.500	0	0	0	0	0	17.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	7.500	0	0	0	0	0	7.500
402	99	00	00	Otros materiales y suministros	30.562	0	0	0	0	0	30.562
402	99	01	00	Otros materiales y suministros	30.562	0	0	0	0	0	30.562
403	**00**	**00**	**00**	**Servicios no personales**	**458.378**	**0**	**0**	**0**	**0**	0	**458.378**
403	09	00	00	Viáticos y pasajes	15.000	0	0	0	0	0	15.000
403	09	01	00	Viáticos y pasajes dentro del país	15.000	0	0	0	0	0	15.000
403	10	00	00	Servicios profesionales y técnicos	352.630	0	0	0	0	0	352.630
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000
403	10	99	00	Otros servicios profesionales y técnicos	342.630	0	0	0	0	0	342.630
403	18	00	00	Impuestos indirectos	74.940	0	0	0	0	0	74.940
403	18	01	00	Impuesto al valor agregado	74.940	0	0	0	0	0	74.940
403	99	00	00	Otros servicios no personales	15.808	0	0	0	0	0	15.808
403	99	01	00	Otros servicios no personales	15.808	0	0	0	0	0	15.808
404	**00**	**00**	**00**	**Activos reales**	**88.063**	**0**	**0**	**0**	**0**	0	**88.063**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115787 620020000 CREACIÓN DE UN TABULADOR DE COSTOS DE LA CONSTRUCCIÓN DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A PARTIR DE LA EJECUCIÓN DEL PLAN DE EMERGENCIA PARA CARACAS 2011-2012

OBJETIVO DEL PROYECTO: INVERSIÓN EFICIENTE DE LOS RECURSOS PARA LA CONSTRUCCIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620020003 PROCESAMIENTO DE DATOS RECAUDADOS EN LAS VISITAS TÉCNICAS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: MINVIH

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	45.000	0	0	0	0	0	45.000
404	09	02	00	Equipos de computación	45.000	0	0	0	0	0	45.000
404	99	00	00	Otros activos reales	33.063	0	0	0	0	0	33.063
404	99	01	00	Otros activos reales	33.063	0	0	0	0	0	33.063
				Totales	**624.503**	**0**	**0**	**0**	**0**	0	**624.503**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PROYECTO: 115187 620021000 DISEÑO E IMPLEMENTACIÓN DE LOS PROYECTOS DE LOS NUEVOS DESARROLLOS URBANOS HABITACIONALES ENFOCADOS AL CONCEPTO SOCIALISTA Y LA CIUDAD COMPACTA

OBJETIVO DEL PROYECTO: FORMULAR UNA METODOLOGÍA DE DISEÑO URBANO PARA EJERCER LA RECTORÍA DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A TRAVÉS DE LA CREACIÓN DE POLÍTICAS ENFOCADAS EN EL MODELO DE UNA CIUDAD SOCIALISTA Y COMPACTA

UNIDAD DE MEDIDA: MANUAL **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**300.638**	**0**	**0**	**0**	**0**	**0**	**300.638**
402	01	00	00	Productos alimenticios y agropecuarios	60.000	0	0	0	0	0	60.000
402	01	01	00	Alimentos y bebidas para personas	60.000	0	0	0	0	0	60.000
402	05	00	00	Productos de papel, cartón e impresos	55.000	0	0	0	0	0	55.000
402	05	03	00	Productos de papel y cartón para oficina	55.000	0	0	0	0	0	55.000
402	10	00	00	Productos varios y útiles diversos	70.000	0	0	0	0	0	70.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	55.000	0	0	0	0	0	55.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	115.638	0	0	0	0	0	115.638
402	99	01	00	Otros materiales y suministros	115.638	0	0	0	0	0	115.638
403	**00**	**00**	**00**	**Servicios no personales**	**2.505.312**	**0**	**0**	**0**	**0**	**0**	**2.505.312**
403	09	00	00	Viáticos y pasajes	120.000	0	0	0	0	0	120.000
403	09	01	00	Viáticos y pasajes dentro del país	120.000	0	0	0	0	0	120.000
403	10	00	00	Servicios profesionales y técnicos	1.648.401	0	0	0	0	0	1.648.401
403	10	07	00	Servicios de capacitación y adiestramiento	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	1.603.401	0	0	0	0	0	1.603.401
403	18	00	00	Impuestos indirectos	400.849	0	0	0	0	0	400.849
403	18	01	00	Impuesto al valor agregado	400.849	0	0	0	0	0	400.849
403	99	00	00	Otros servicios no personales	336.062	0	0	0	0	0	336.062
403	99	01	00	Otros servicios no personales	336.062	0	0	0	0	0	336.062
404	**00**	**00**	**00**	**Activos reales**	**534.466**	**0**	**0**	**0**	**0**	**0**	**534.466**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	148.786	0	0	0	0	0	148.786
404	09	02	00	Equipos de computación	148.786	0	0	0	0	0	148.786
404	99	00	00	Otros activos reales	385.680	0	0	0	0	0	385.680
404	99	01	00	Otros activos reales	385.680	0	0	0	0	0	385.680
				Totales	**3.340.416**	**0**	**0**	**0**	**0**	**0**	**3.340.416**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115187 620021000 DISEÑO E IMPLEMENTACIÓN DE LOS PROYECTOS DE LOS NUEVOS DESARROLLOS URBANOS HABITACIONALES ENFOCADOS AL CONCEPTO SOCIALISTA Y LA CIUDAD COMPACTA

OBJETIVO DEL PROYECTO: FORMULAR UNA METODOLOGÍA DE DISEÑO URBANO PARA EJERCER LA RECTORÍA DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A TRAVÉS DE LA CREACIÓN DE POLÍTICAS ENFOCADAS EN EL MODELO DE UNA CIUDAD SOCIALISTA Y COMPACTA

UNIDAD DE MEDIDA: MANUAL **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115187 620021000 DISEÑO E IMPLEMENTACIÓN DE LOS PROYECTOS DE LOS NUEVOS DESARROLLOS URBANOS HABITACIONALES ENFOCADOS AL CONCEPTO SOCIALISTA Y LA CIUDAD COMPACTA

OBJETIVO DEL PROYECTO: FORMULAR UNA METODOLOGÍA DE DISEÑO URBANO PARA EJERCER LA RECTORÍA DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A TRAVÉS DE LA CREACIÓN DE POLÍTICAS ENFOCADAS EN EL MODELO DE UNA CIUDAD SOCIALISTA Y COMPACTA

UNIDAD DE MEDIDA: MANUAL **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 620021001 DEFINIR LINEAMIENTOS Y METODOLOGIA PARA LA CONCEPCIÓN DE UNA CIUDAD SOCIALISTA Y COMPACTA

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 68

RESPONSABLE/EJECUTOR: MINVIH

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**60.128**	**0**	**0**	**0**	**0**	0	**60.128**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	15.000	0	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	15.000	0	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	10.128	0	0	0	0	0	10.128
402	99	01	00	Otros materiales y suministros	10.128	0	0	0	0	0	10.128
403	**00**	**00**	**00**	**Servicios no personales**	**661.402**	**0**	**0**	**0**	**0**	0	**661.402**
403	09	00	00	Viáticos y pasajes	35.000	0	0	0	0	0	35.000
403	09	01	00	Viáticos y pasajes dentro del país	35.000	0	0	0	0	0	35.000
403	10	00	00	Servicios profesionales y técnicos	476.780	0	0	0	0	0	476.780
403	10	07	00	Servicios de capacitación y adiestramiento	15.000	0	0	0	0	0	15.000
403	10	99	00	Otros servicios profesionales y técnicos	461.780	0	0	0	0	0	461.780
403	18	00	00	Impuestos indirectos	99.410	0	0	0	0	0	99.410
403	18	01	00	Impuesto al valor agregado	99.410	0	0	0	0	0	99.410
403	99	00	00	Otros servicios no personales	50.212	0	0	0	0	0	50.212
403	99	01	00	Otros servicios no personales	50.212	0	0	0	0	0	50.212
404	**00**	**00**	**00**	**Activos reales**	**106.893**	**0**	**0**	**0**	**0**	0	**106.893**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	56.893	0	0	0	0	0	56.893
404	09	02	00	Equipos de computación	56.893	0	0	0	0	0	56.893
404	99	00	00	Otros activos reales	50.000	0	0	0	0	0	50.000
404	99	01	00	Otros activos reales	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115187 620021000 DISEÑO E IMPLEMENTACIÓN DE LOS PROYECTOS DE LOS NUEVOS DESARROLLOS URBANOS HABITACIONALES ENFOCADOS AL CONCEPTO SOCIALISTA Y LA CIUDAD COMPACTA

OBJETIVO DEL PROYECTO: FORMULAR UNA METODOLOGÍA DE DISEÑO URBANO PARA EJERCER LA RECTORÍA DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A TRAVÉS DE LA CREACIÓN DE POLÍTICAS ENFOCADAS EN EL MODELO DE UNA CIUDAD SOCIALISTA Y COMPACTA

UNIDAD DE MEDIDA: MANUAL **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620021001 DEFINIR LINEAMIENTOS Y METODOLOGIA PARA LA CONCEPCIÓN DE UNA CIUDAD SOCIALISTA Y COMPACTA

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 68

RESPONSABLE/EJECUTOR: MINVIH

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**828.423**	**0**	**0**	**0**	**0**	0	**828.423**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115187 620021000 DISEÑO E IMPLEMENTACIÓN DE LOS PROYECTOS DE LOS NUEVOS DESARROLLOS URBANOS HABITACIONALES ENFOCADOS AL CONCEPTO SOCIALISTA Y LA CIUDAD COMPACTA

OBJETIVO DEL PROYECTO: FORMULAR UNA METODOLOGÍA DE DISEÑO URBANO PARA EJERCER LA RECTORÍA DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A TRAVÉS DE LA CREACIÓN DE POLÍTICAS ENFOCADAS EN EL MODELO DE UNA CIUDAD SOCIALISTA Y COMPACTA

UNIDAD DE MEDIDA: MANUAL **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 620021002 ELABORACIÓN DE UN MANUAL DE LOS CRITERIOS PARA EL DISEÑO DE LOS NUEVOS DESARROLLOS ENFOCADOS EN EL CONCEPTO DE LA CIUDAD SOCIALISTA Y LA CIUDAD COMPACTA.

UNIDAD DE MEDIDA: MANUAL **META:** 1

RESPONSABLE/EJECUTOR: MINVIH

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.319**	**0**	**0**	**0**	**0**	0	**150.319**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	35.000	0	0	0	0	0	35.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.000	0	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
402	99	00	00	Otros materiales y suministros	75.319	0	0	0	0	0	75.319
402	99	01	00	Otros materiales y suministros	75.319	0	0	0	0	0	75.319
403	**00**	**00**	**00**	**Servicios no personales**	**1.212.571**	**0**	**0**	**0**	**0**	0	**1.212.571**
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	781.425	0	0	0	0	0	781.425
403	10	07	00	Servicios de capacitación y adiestramiento	15.000	0	0	0	0	0	15.000
403	10	99	00	Otros servicios profesionales y técnicos	766.425	0	0	0	0	0	766.425
403	18	00	00	Impuestos indirectos	195.615	0	0	0	0	0	195.615
403	18	01	00	Impuesto al valor agregado	195.615	0	0	0	0	0	195.615
403	99	00	00	Otros servicios no personales	185.531	0	0	0	0	0	185.531
403	99	01	00	Otros servicios no personales	185.531	0	0	0	0	0	185.531
404	**00**	**00**	**00**	**Activos reales**	**267.233**	**0**	**0**	**0**	**0**	0	**267.233**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	56.893	0	0	0	0	0	56.893
404	09	02	00	Equipos de computación	56.893	0	0	0	0	0	56.893
404	99	00	00	Otros activos reales	210.340	0	0	0	0	0	210.340

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115187 620021000 DISEÑO E IMPLEMENTACIÓN DE LOS PROYECTOS DE LOS NUEVOS DESARROLLOS URBANOS HABITACIONALES ENFOCADOS AL CONCEPTO SOCIALISTA Y LA CIUDAD COMPACTA

OBJETIVO DEL PROYECTO: FORMULAR UNA METODOLOGÍA DE DISEÑO URBANO PARA EJERCER LA RECTORÍA DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A TRAVÉS DE LA CREACIÓN DE POLÍTICAS ENFOCADAS EN EL MODELO DE UNA CIUDAD SOCIALISTA Y COMPACTA

UNIDAD DE MEDIDA: MANUAL **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 620021002 ELABORACIÓN DE UN MANUAL DE LOS CRITERIOS PARA EL DISEÑO DE LOS NUEVOS DESARROLLOS ENFOCADOS EN EL CONCEPTO DE LA CIUDAD SOCIALISTA Y LA CIUDAD COMPACTA.

UNIDAD DE MEDIDA: MANUAL **META:** 1

RESPONSABLE/EJECUTOR: MINVIH

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	210.340	0	0	0	0	0	210.340
				Totales	**1.630.123**	**0**	**0**	**0**	**0**	0	**1.630.123**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115187 620021000 DISEÑO E IMPLEMENTACIÓN DE LOS PROYECTOS DE LOS NUEVOS DESARROLLOS URBANOS HABITACIONALES ENFOCADOS AL CONCEPTO SOCIALISTA Y LA CIUDAD COMPACTA

OBJETIVO DEL PROYECTO: FORMULAR UNA METODOLOGÍA DE DISEÑO URBANO PARA EJERCER LA RECTORÍA DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A TRAVÉS DE LA CREACIÓN DE POLÍTICAS ENFOCADAS EN EL MODELO DE UNA CIUDAD SOCIALISTA Y COMPACTA

UNIDAD DE MEDIDA: MANUAL **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 620021003 ELABORACIÓN DE LAS IMPLANTACIONES DE LOS NUEVOS DESARROLLOS URBANOS HABITACIONALES, CUYO DISEÑO SE ENFOCA EN EL OBJETIVO DEL PROYECTO.

UNIDAD DE MEDIDA: PLANO **META:** 70

RESPONSABLE/EJECUTOR: MINVIH

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**90.191**	**0**	**0**	**0**	**0**	0	**90.191**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	20.000	0	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.000	0	0	0	0	0	20.000
402	99	00	00	Otros materiales y suministros	30.191	0	0	0	0	0	30.191
402	99	01	00	Otros materiales y suministros	30.191	0	0	0	0	0	30.191
403	**00**	**00**	**00**	**Servicios no personales**	**631.339**	**0**	**0**	**0**	**0**	0	**631.339**
403	09	00	00	Viáticos y pasajes	35.000	0	0	0	0	0	35.000
403	09	01	00	Viáticos y pasajes dentro del país	35.000	0	0	0	0	0	35.000
403	10	00	00	Servicios profesionales y técnicos	390.196	0	0	0	0	0	390.196
403	10	07	00	Servicios de capacitación y adiestramiento	15.000	0	0	0	0	0	15.000
403	10	99	00	Otros servicios profesionales y técnicos	375.196	0	0	0	0	0	375.196
403	18	00	00	Impuestos indirectos	105.824	0	0	0	0	0	105.824
403	18	01	00	Impuesto al valor agregado	105.824	0	0	0	0	0	105.824
403	99	00	00	Otros servicios no personales	100.319	0	0	0	0	0	100.319
403	99	01	00	Otros servicios no personales	100.319	0	0	0	0	0	100.319
404	**00**	**00**	**00**	**Activos reales**	**160.340**	**0**	**0**	**0**	**0**	0	**160.340**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	35.000	0	0	0	0	0	35.000
404	09	02	00	Equipos de computación	35.000	0	0	0	0	0	35.000
404	99	00	00	Otros activos reales	125.340	0	0	0	0	0	125.340
404	99	01	00	Otros activos reales	125.340	0	0	0	0	0	125.340

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115187 620021000 DISEÑO E IMPLEMENTACIÓN DE LOS PROYECTOS DE LOS NUEVOS DESARROLLOS URBANOS HABITACIONALES ENFOCADOS AL CONCEPTO SOCIALISTA Y LA CIUDAD COMPACTA

OBJETIVO DEL PROYECTO: FORMULAR UNA METODOLOGÍA DE DISEÑO URBANO PARA EJERCER LA RECTORÍA DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A TRAVÉS DE LA CREACIÓN DE POLÍTICAS ENFOCADAS EN EL MODELO DE UNA CIUDAD SOCIALISTA Y COMPACTA

UNIDAD DE MEDIDA: MANUAL **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620021003 ELABORACIÓN DE LAS IMPLANTACIONES DE LOS NUEVOS DESARROLLOS URBANOS HABITACIONALES, CUYO DISEÑO SE ENFOCA EN EL OBJETIVO DEL PROYECTO.

UNIDAD DE MEDIDA: PLANO **META:** 70

RESPONSABLE/EJECUTOR: MINVIH

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**881.870**	**0**	**0**	**0**	**0**	0	**881.870**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PROYECTO: 115061 620022000 PROYECTO PARA EL DISEÑO Y LA IMPLANTACIÓN DE UN LABORATORIO QUE PERMITA REALIZAR ESTUDIOS SOBRE EL USO DE NUEVO MATERIALES Y SISTEMAS CONSTRUCTIVOS APLICABLES A LA VIVIENDA EN VENEZUELA

OBJETIVO DEL PROYECTO: DESARROLLAR Y EJECUTAR OBRAS DE VIVIENDA

UNIDAD DE MEDIDA: LABORATORIO CERTIFICADO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.220**	**0**	**0**	**0**	**0**	**0**	**10.220**
402	01	00	00	Productos alimenticios y agropecuarios	5.000	0	0	0	0	0	5.000
402	01	01	00	Alimentos y bebidas para personas	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	2.000	0	0	0	0	0	2.000
402	05	03	00	Productos de papel y cartón para oficina	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	1.220	0	0	0	0	0	1.220
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.220	0	0	0	0	0	1.220
402	99	00	00	Otros materiales y suministros	2.000	0	0	0	0	0	2.000
402	99	01	00	Otros materiales y suministros	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.222.533**	**0**	**0**	**0**	**0**	**0**	**2.222.533**
403	10	00	00	Servicios profesionales y técnicos	92.740	0	0	0	0	0	92.740
403	10	07	00	Servicios de capacitación y adiestramiento	51.920	0	0	0	0	0	51.920
403	10	99	00	Otros servicios profesionales y técnicos	40.820	0	0	0	0	0	40.820
403	18	00	00	Impuestos indirectos	2.129.793	0	0	0	0	0	2.129.793
403	18	01	00	Impuesto al valor agregado	2.129.793	0	0	0	0	0	2.129.793
404	**00**	**00**	**00**	**Activos reales**	**15.515.526**	**0**	**0**	**0**	**0**	**0**	**15.515.526**
404	04	00	00	Equipos de transporte, tracción y elevación	450.000	0	0	0	0	0	450.000
404	04	01	00	Vehículos automotores terrestres	450.000	0	0	0	0	0	450.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.599.634	0	0	0	0	0	1.599.634
404	09	01	00	Mobiliario y equipos de oficina	450.000	0	0	0	0	0	450.000
404	09	02	00	Equipos de computación	1.149.634	0	0	0	0	0	1.149.634
404	99	00	00	Otros activos reales	13.465.892	0	0	0	0	0	13.465.892
404	99	01	00	Otros activos reales	13.465.892	0	0	0	0	0	13.465.892
				Totales	**17.748.279**	**0**	**0**	**0**	**0**	**0**	**17.748.279**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PROYECTO: 115061 620022000 PROYECTO PARA EL DISEÑO Y LA IMPLANTACIÓN DE UN LABORATORIO QUE PERMITA REALIZAR ESTUDIOS SOBRE EL USO DE NUEVO MATERIALES Y SISTEMAS CONSTRUCTIVOS APLICABLES A LA VIVIENDA EN VENEZUELA

OBJETIVO DEL PROYECTO: DESARROLLAR Y EJECUTAR OBRAS DE VIVIENDA

UNIDAD DE MEDIDA: LABORATORIO CERTIFICADO

META: 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH)

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115061 620022000 PROYECTO PARA EL DISEÑO Y LA IMPLANTACIÓN DE UN LABORATORIO QUE PERMITA REALIZAR ESTUDIOS SOBRE EL USO DE NUEVO MATERIALES Y SISTEMAS CONSTRUCTIVOS APLICABLES A LA VIVIENDA EN VENEZUELA

OBJETIVO DEL PROYECTO: DESARROLLAR Y EJECUTAR OBRAS DE VIVIENDA

UNIDAD DE MEDIDA: LABORATORIO CERTIFICADO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 620022001 DISEÑO ARQUITECTÓNICO, ESTRUCTURAL E INSTALACIONES DE LABORATORIO

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.220**	**0**	**0**	**0**	**0**	0	**10.220**
402	01	00	00	Productos alimenticios y agropecuarios	5.000	0	0	0	0	0	5.000
402	01	01	00	Alimentos y bebidas para personas	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	2.000	0	0	0	0	0	2.000
402	05	03	00	Productos de papel y cartón para oficina	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	1.220	0	0	0	0	0	1.220
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.220	0	0	0	0	0	1.220
402	99	00	00	Otros materiales y suministros	2.000	0	0	0	0	0	2.000
402	99	01	00	Otros materiales y suministros	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**47.780**	**0**	**0**	**0**	**0**	0	**47.780**
403	10	00	00	Servicios profesionales y técnicos	40.820	0	0	0	0	0	40.820
403	10	99	00	Otros servicios profesionales y técnicos	40.820	0	0	0	0	0	40.820
403	18	00	00	Impuestos indirectos	6.960	0	0	0	0	0	6.960
403	18	01	00	Impuesto al valor agregado	6.960	0	0	0	0	0	6.960
				Totales	**58.000**	**0**	**0**	**0**	**0**	0	**58.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115061 620022000 PROYECTO PARA EL DISEÑO Y LA IMPLANTACIÓN DE UN LABORATORIO QUE PERMITA REALIZAR ESTUDIOS SOBRE EL USO DE NUEVO MATERIALES Y SISTEMAS CONSTRUCTIVOS APLICABLES A LA VIVIENDA EN VENEZUELA

OBJETIVO DEL PROYECTO: DESARROLLAR Y EJECUTAR OBRAS DE VIVIENDA

UNIDAD DE MEDIDA: LABORATORIO CERTIFICADO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 620022002 IMPLANTACIÓN DE LABORATORIO

UNIDAD DE MEDIDA: LABORATORIO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.115.753**	**0**	**0**	**0**	**0**	0	**2.115.753**
403	18	00	00	Impuestos indirectos	2.115.753	0	0	0	0	0	2.115.753
403	18	01	00	Impuesto al valor agregado	2.115.753	0	0	0	0	0	2.115.753
404	**00**	**00**	**00**	**Activos reales**	**15.515.526**	**0**	**0**	**0**	**0**	0	**15.515.526**
404	04	00	00	Equipos de transporte, tracción y elevación	450.000	0	0	0	0	0	450.000
404	04	01	00	Vehículos automotores terrestres	450.000	0	0	0	0	0	450.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.599.634	0	0	0	0	0	1.599.634
404	09	01	00	Mobiliario y equipos de oficina	450.000	0	0	0	0	0	450.000
404	09	02	00	Equipos de computación	1.149.634	0	0	0	0	0	1.149.634
404	99	00	00	Otros activos reales	13.465.892	0	0	0	0	0	13.465.892
404	99	01	00	Otros activos reales	13.465.892	0	0	0	0	0	13.465.892
				Totales	**17.631.279**	**0**	**0**	**0**	**0**	0	**17.631.279**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115061 620022000 PROYECTO PARA EL DISEÑO Y LA IMPLANTACIÓN DE UN LABORATORIO QUE PERMITA REALIZAR ESTUDIOS SOBRE EL USO DE NUEVO MATERIALES Y SISTEMAS CONSTRUCTIVOS APLICABLES A LA VIVIENDA EN VENEZUELA

OBJETIVO DEL PROYECTO: DESARROLLAR Y EJECUTAR OBRAS DE VIVIENDA

UNIDAD DE MEDIDA: LABORATORIO CERTIFICADO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620022003 CAPACITACIÓN DEL PERSONAL A LABORAR EN EL LABORATORIO

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 5

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**59.000**	**0**	**0**	**0**	**0**	0	**59.000**
403	10	00	00	Servicios profesionales y técnicos	51.920	0	0	0	0	0	51.920
403	10	07	00	Servicios de capacitación y adiestramiento	51.920	0	0	0	0	0	51.920
403	18	00	00	Impuestos indirectos	7.080	0	0	0	0	0	7.080
403	18	01	00	Impuesto al valor agregado	7.080	0	0	0	0	0	7.080
				Totales	**59.000**	**0**	**0**	**0**	**0**	0	**59.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115785 620023000 PLANES DE DESARROLLO URBANO DE LAS CIUDADES INTERMEDIAS Y CENTROS POBLADOS DEL EJE NORTE-LLANERO.

OBJETIVO DEL PROYECTO: EJERCER LA RECTORÍA DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A TRAVÉS DE LA COORDINACIÓN Y PROMOCIÓN DE SU DESARROLLO, LA FORMULACIÓN Y EVALUACIÓN DE LAS POLÍTICAS Y PLANES NACIONALES DE DESARROLLO DE VIVIENDA Y HÁBITAT.

UNIDAD DE MEDIDA: PLAN **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**701.356**	**0**	**0**	**0**	**0**	**0**	**701.356**
402	01	00	00	Productos alimenticios y agropecuarios	40.000	0	0	0	0	0	40.000
402	01	01	00	Alimentos y bebidas para personas	40.000	0	0	0	0	0	40.000
402	05	00	00	Productos de papel, cartón e impresos	125.500	0	0	0	0	0	125.500
402	05	03	00	Productos de papel y cartón para oficina	35.000	0	0	0	0	0	35.000
402	05	06	00	Productos de papel y cartón para computación	75.000	0	0	0	0	0	75.000
402	05	99	00	Otros productos de pulpa, papel y cartón	15.500	0	0	0	0	0	15.500
402	10	00	00	Productos varios y útiles diversos	509.156	0	0	0	0	0	509.156
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	27.393	0	0	0	0	0	27.393
402	10	08	00	Materiales para equipos de computación	345.313	0	0	0	0	0	345.313
402	10	13	00	Materiales fotográficos	120.000	0	0	0	0	0	120.000
402	10	99	00	Otros productos y útiles diversos	16.450	0	0	0	0	0	16.450
402	99	00	00	Otros materiales y suministros	26.700	0	0	0	0	0	26.700
402	99	01	00	Otros materiales y suministros	26.700	0	0	0	0	0	26.700
403	**00**	**00**	**00**	**Servicios no personales**	**5.472.060**	**0**	**0**	**0**	**0**	**0**	**5.472.060**
403	09	00	00	Viáticos y pasajes	350.678	0	0	0	0	0	350.678
403	09	01	00	Viáticos y pasajes dentro del país	350.678	0	0	0	0	0	350.678
403	10	00	00	Servicios profesionales y técnicos	4.379.756	0	0	0	0	0	4.379.756
403	10	04	00	Servicios de ingeniería y arquitectónicos	3.518.284	0	0	0	0	0	3.518.284
403	10	99	00	Otros servicios profesionales y técnicos	861.472	0	0	0	0	0	861.472
403	18	00	00	Impuestos indirectos	741.626	0	0	0	0	0	741.626
403	18	01	00	Impuesto al valor agregado	741.626	0	0	0	0	0	741.626
404	**00**	**00**	**00**	**Activos reales**	**840.141**	**0**	**0**	**0**	**0**	**0**	**840.141**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	680.599	0	0	0	0	0	680.599
404	09	01	00	Mobiliario y equipos de oficina	126.108	0	0	0	0	0	126.108
404	09	02	00	Equipos de computación	438.313	0	0	0	0	0	438.313
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	116.178	0	0	0	0	0	116.178
404	12	00	00	Activos intangibles	143.150	0	0	0	0	0	143.150
404	12	04	00	Paquetes y programas de computación	143.150	0	0	0	0	0	143.150

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115785 620023000 PLANES DE DESARROLLO URBANO DE LAS CIUDADES INTERMEDIAS Y CENTROS POBLADOS DEL EJE NORTE-LLANERO.

OBJETIVO DEL PROYECTO: EJERCER LA RECTORÍA DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A TRAVÉS DE LA COORDINACIÓN Y PROMOCIÓN DE SU DESARROLLO, LA FORMULACIÓN Y EVALUACIÓN DE LAS POLÍTICAS Y PLANES NACIONALES DE DESARROLLO DE VIVIENDA Y HÁBITAT.

UNIDAD DE MEDIDA: PLAN **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	00	00	Otros activos reales	16.392	0	0	0	0	0	16.392
404	99	01	00	Otros activos reales	16.392	0	0	0	0	0	16.392
				Totales	**7.013.557**	**0**	**0**	**0**	**0**	**0**	**7.013.557**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

PROYECTO: 115785 620023000 PLANES DE DESARROLLO URBANO DE LAS CIUDADES INTERMEDIAS Y CENTROS POBLADOS DEL EJE NORTE-LLANERO.

OBJETIVO DEL PROYECTO: EJERCER LA RECTORÍA DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A TRAVÉS DE LA COORDINACIÓN Y PROMOCIÓN DE SU DESARROLLO, LA FORMULACIÓN Y EVALUACIÓN DE LAS POLÍTICAS Y PLANES NACIONALES DE DESARROLLO DE VIVIENDA Y HÁBITAT.

UNIDAD DE MEDIDA: PLAN

META: 10

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH)

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115785 620023000 PLANES DE DESARROLLO URBANO DE LAS CIUDADES INTERMEDIAS Y CENTROS POBLADOS DEL EJE NORTE-LLANERO.

OBJETIVO DEL PROYECTO: EJERCER LA RECTORÍA DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A TRAVÉS DE LA COORDINACIÓN Y PROMOCIÓN DE SU DESARROLLO, LA FORMULACIÓN Y EVALUACIÓN DE LAS POLÍTICAS Y PLANES NACIONALES DE DESARROLLO DE VIVIENDA Y HÁBITAT.

UNIDAD DE MEDIDA: PLAN **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 620023001 ESTABLECER LA DELIMITACIÓN INICIAL DEL SECTOR Y DEFINICIÓN DE PRIMERAS METAS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 23

RESPONSABLE/EJECUTOR: MINVIH

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**29.223**	**0**	**0**	**0**	**0**	0	**29.223**
402	10	00	00	Productos varios y útiles diversos	29.223	0	0	0	0	0	29.223
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.223	0	0	0	0	0	2.223
402	10	08	00	Materiales para equipos de computación	27.000	0	0	0	0	0	27.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.242.373**	**0**	**0**	**0**	**0**	0	**1.242.373**
403	10	00	00	Servicios profesionales y técnicos	1.035.473	0	0	0	0	0	1.035.473
403	10	04	00	Servicios de ingeniería y arquitectónicos	858.100	0	0	0	0	0	858.100
403	10	99	00	Otros servicios profesionales y técnicos	177.373	0	0	0	0	0	177.373
403	18	00	00	Impuestos indirectos	206.900	0	0	0	0	0	206.900
403	18	01	00	Impuesto al valor agregado	206.900	0	0	0	0	0	206.900
404	**00**	**00**	**00**	**Activos reales**	**452.571**	**0**	**0**	**0**	**0**	0	**452.571**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	309.421	0	0	0	0	0	309.421
404	09	01	00	Mobiliario y equipos de oficina	126.108	0	0	0	0	0	126.108
404	09	02	00	Equipos de computación	183.313	0	0	0	0	0	183.313
404	12	00	00	Activos intangibles	143.150	0	0	0	0	0	143.150
404	12	04	00	Paquetes y programas de computación	143.150	0	0	0	0	0	143.150
				Totales	**1.724.167**	**0**	**0**	**0**	**0**	0	**1.724.167**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115785 620023000 PLANES DE DESARROLLO URBANO DE LAS CIUDADES INTERMEDIAS Y CENTROS POBLADOS DEL EJE NORTE-LLANERO.

OBJETIVO DEL PROYECTO: EJERCER LA RECTORÍA DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A TRAVÉS DE LA COORDINACIÓN Y PROMOCIÓN DE SU DESARROLLO, LA FORMULACIÓN Y EVALUACIÓN DE LAS POLÍTICAS Y PLANES NACIONALES DE DESARROLLO DE VIVIENDA Y HÁBITAT.

UNIDAD DE MEDIDA: PLAN **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 620023002 ELABORAR EL DOCUMENTO DIAGNÓSTICO DEL SECTOR

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 23

RESPONSABLE/EJECUTOR: MINVIH

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**672.133**	**0**	**0**	**0**	**0**	0	**672.133**
402	01	00	00	Productos alimenticios y agropecuarios	40.000	0	0	0	0	0	40.000
402	01	01	00	Alimentos y bebidas para personas	40.000	0	0	0	0	0	40.000
402	05	00	00	Productos de papel, cartón e impresos	125.500	0	0	0	0	0	125.500
402	05	03	00	Productos de papel y cartón para oficina	35.000	0	0	0	0	0	35.000
402	05	06	00	Productos de papel y cartón para computación	75.000	0	0	0	0	0	75.000
402	05	99	00	Otros productos de pulpa, papel y cartón	15.500	0	0	0	0	0	15.500
402	10	00	00	Productos varios y útiles diversos	479.933	0	0	0	0	0	479.933
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.170	0	0	0	0	0	25.170
402	10	08	00	Materiales para equipos de computación	318.313	0	0	0	0	0	318.313
402	10	13	00	Materiales fotográficos	120.000	0	0	0	0	0	120.000
402	10	99	00	Otros productos y útiles diversos	16.450	0	0	0	0	0	16.450
402	99	00	00	Otros materiales y suministros	26.700	0	0	0	0	0	26.700
402	99	01	00	Otros materiales y suministros	26.700	0	0	0	0	0	26.700
403	**00**	**00**	**00**	**Servicios no personales**	**2.710.083**	**0**	**0**	**0**	**0**	0	**2.710.083**
403	09	00	00	Viáticos y pasajes	175.339	0	0	0	0	0	175.339
403	09	01	00	Viáticos y pasajes dentro del país	175.339	0	0	0	0	0	175.339
403	10	00	00	Servicios profesionales y técnicos	2.182.370	0	0	0	0	0	2.182.370
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.727.626	0	0	0	0	0	1.727.626
403	10	99	00	Otros servicios profesionales y técnicos	454.744	0	0	0	0	0	454.744
403	18	00	00	Impuestos indirectos	352.374	0	0	0	0	0	352.374
403	18	01	00	Impuesto al valor agregado	352.374	0	0	0	0	0	352.374
404	**00**	**00**	**00**	**Activos reales**	**387.570**	**0**	**0**	**0**	**0**	0	**387.570**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	371.178	0	0	0	0	0	371.178

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115785 620023000 PLANES DE DESARROLLO URBANO DE LAS CIUDADES INTERMEDIAS Y CENTROS POBLADOS DEL EJE NORTE-LLANERO.

OBJETIVO DEL PROYECTO: EJERCER LA RECTORÍA DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A TRAVÉS DE LA COORDINACIÓN Y PROMOCIÓN DE SU DESARROLLO, LA FORMULACIÓN Y EVALUACIÓN DE LAS POLÍTICAS Y PLANES NACIONALES DE DESARROLLO DE VIVIENDA Y HÁBITAT.

UNIDAD DE MEDIDA: PLAN **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 620023002 ELABORAR EL DOCUMENTO DIAGNÓSTICO DEL SECTOR

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 23

RESPONSABLE/EJECUTOR: MINVIH

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	255.000	0	0	0	0	0	255.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	116.178	0	0	0	0	0	116.178
404	99	00	00	Otros activos reales	16.392	0	0	0	0	0	16.392
404	99	01	00	Otros activos reales	16.392	0	0	0	0	0	16.392
				Totales	**3.769.786**	**0**	**0**	**0**	**0**	0	**3.769.786**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115785 620023000 PLANES DE DESARROLLO URBANO DE LAS CIUDADES INTERMEDIAS Y CENTROS POBLADOS DEL EJE NORTE-LLANERO.

OBJETIVO DEL PROYECTO: EJERCER LA RECTORÍA DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT A TRAVÉS DE LA COORDINACIÓN Y PROMOCIÓN DE SU DESARROLLO, LA FORMULACIÓN Y EVALUACIÓN DE LAS POLÍTICAS Y PLANES NACIONALES DE DESARROLLO DE VIVIENDA Y HÁBITAT.

UNIDAD DE MEDIDA: PLAN **META:** 10

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620023003 ELABORAR PLANES FINALES.

UNIDAD DE MEDIDA: PLAN **META:** 10

RESPONSABLE/EJECUTOR: MINVIH

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.519.604**	**0**	**0**	**0**	**0**	0	**1.519.604**
403	09	00	00	Viáticos y pasajes	175.339	0	0	0	0	0	175.339
403	09	01	00	Viáticos y pasajes dentro del país	175.339	0	0	0	0	0	175.339
403	10	00	00	Servicios profesionales y técnicos	1.161.913	0	0	0	0	0	1.161.913
403	10	04	00	Servicios de ingeniería y arquitectónicos	932.558	0	0	0	0	0	932.558
403	10	99	00	Otros servicios profesionales y técnicos	229.355	0	0	0	0	0	229.355
403	18	00	00	Impuestos indirectos	182.352	0	0	0	0	0	182.352
403	18	01	00	Impuesto al valor agregado	182.352	0	0	0	0	0	182.352
				Totales	**1.519.604**	**0**	**0**	**0**	**0**	0	**1.519.604**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 116428 620024000 PLAN DE SEGURIDAD INDUSTRIAL, HIGIENE Y ERGONOMÍA. SEGUNDA ETAPA

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR, LAS POLÍTICAS PÚBLICAS EN MATERIA DE VIVIENDA Y HÁBITAT, CON LA FINALIDAD DE ATENDER A LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 9.070 **FEMENINO:** 3.923 **MASCULINO:** 5.147

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.108.044**	**0**	**0**	**0**	**0**	**0**	**1.108.044**
403	10	00	00	Servicios profesionales y técnicos	107.047	0	0	0	0	0	107.047
403	10	07	00	Servicios de capacitación y adiestramiento	107.047	0	0	0	0	0	107.047
403	12	00	00	Conservación y reparaciones menores de obras	868.032	0	0	0	0	0	868.032
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	868.032	0	0	0	0	0	868.032
403	18	00	00	Impuestos indirectos	132.965	0	0	0	0	0	132.965
403	18	01	00	Impuesto al valor agregado	132.965	0	0	0	0	0	132.965
				Totales	**1.108.044**	**0**	**0**	**0**	**0**	**0**	**1.108.044**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 116428 620024000 PLAN DE SEGURIDAD INDUSTRIAL, HIGIENE Y ERGONOMÍA, SEGUNDA ETAPA

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR, LAS POLÍTICAS PÚBLICAS EN MATERIA DE VIVIENDA Y HÁBITAT, CON LA FINALIDAD DE ATENDER A LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 9.070 **FEMENINO:** 3.923 **MASCULINO:** 5.147

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 116428 620024000 PLAN DE SEGURIDAD INDUSTRIAL, HIGIENE Y ERGONOMÍA, SEGUNDA ETAPA

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR, LAS POLÍTICAS PÚBLICAS EN MATERIA DE VIVIENDA Y HÁBITAT, CON LA FINALIDAD DE ATENDER A LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 9.070 **FEMENINO:** 3.923 **MASCULINO:** 5.147

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 620024001 REPARACIÓN Y MANTENIMIENTO DE EQUIPOS

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**986.400**	**0**	**0**	**0**	**0**	0	**986.400**
403	12	00	00	Conservación y reparaciones menores de obras	868.032	0	0	0	0	0	868.032
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	868.032	0	0	0	0	0	868.032
403	18	00	00	Impuestos indirectos	118.368	0	0	0	0	0	118.368
403	18	01	00	Impuesto al valor agregado	118.368	0	0	0	0	0	118.368
				Totales	**986.400**	**0**	**0**	**0**	**0**	0	**986.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 116428 620024000 PLAN DE SEGURIDAD INDUSTRIAL, HIGIENE Y ERGONOMÍA, SEGUNDA ETAPA

OBJETIVO DEL PROYECTO: DESARROLLAR COMO ÓRGANO RECTOR, LAS POLÍTICAS PÚBLICAS EN MATERIA DE VIVIENDA Y HÁBITAT, CON LA FINALIDAD DE ATENDER A LAS NECESIDADES DE LA POBLACIÓN EN CONCORDANCIA CON LOS PLANES NACIONALES.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 9.070 **FEMENINO:** 3.923 **MASCULINO:** 5.147

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620024002 CAPACITACIÓN Y ADIESTRAMIENTO

UNIDAD DE MEDIDA: CURSO **META:** 4

RESPONSABLE/EJECUTOR: ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**121.644**	**0**	**0**	**0**	**0**	0	**121.644**
403	10	00	00	Servicios profesionales y técnicos	107.047	0	0	0	0	0	107.047
403	10	07	00	Servicios de capacitación y adiestramiento	107.047	0	0	0	0	0	107.047
403	18	00	00	Impuestos indirectos	14.597	0	0	0	0	0	14.597
403	18	01	00	Impuesto al valor agregado	14.597	0	0	0	0	0	14.597
				Totales	**121.644**	**0**	**0**	**0**	**0**	0	**121.644**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**50.947.102**	**0**	**0**	**0**	**0**	**0**	**50.947.102**
401	01	00	00	Sueldos, salarios y otras retribuciones	11.695.452	0	0	0	0	0	11.695.452
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	9.583.452	0	0	0	0	0	9.583.452
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.112.000	0	0	0	0	0	2.112.000
401	03	00	00	Primas	13.809.355	0	0	0	0	0	13.809.355
401	03	01	00	Primas por mérito a empleados	3.508.640	0	0	0	0	0	3.508.640
401	03	02	00	Primas de transporte a empleados	784.800	0	0	0	0	0	784.800
401	03	03	00	Primas por hogar a empleados	784.800	0	0	0	0	0	784.800
401	03	04	00	Primas por hijos a empleados	784.800	0	0	0	0	0	784.800
401	03	08	00	Primas de profesionalización a empleados	1.403.455	0	0	0	0	0	1.403.455
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	6.542.860	0	0	0	0	0	6.542.860
401	04	00	00	Complementos de sueldos y salarios	4.255.000	0	0	0	0	0	4.255.000
401	04	08	00	Bono compensatorio de alimentación a empleados	3.710.360	0	0	0	0	0	3.710.360
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	544.640	0	0	0	0	0	544.640
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.687.750	0	0	0	0	0	8.687.750
401	05	01	00	Aguinaldos a empleados	4.434.145	0	0	0	0	0	4.434.145
401	05	03	00	Bono vacacional a empleados	2.265.975	0	0	0	0	0	2.265.975
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.419.735	0	0	0	0	0	1.419.735
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	567.895	0	0	0	0	0	567.895
401	06	00	00	Aportes patronales y legales	2.256.773	0	0	0	0	0	2.256.773
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	995.208	0	0	0	0	0	995.208
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	287.505	0	0	0	0	0	287.505
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	269.895	0	0	0	0	0	269.895
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	319.255	0	0	0	0	0	319.255
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	219.325	0	0	0	0	0	219.325
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	63.360	0	0	0	0	0	63.360
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	102.225	0	0	0	0	0	102.225
401	07	00	00	Asistencia socio-económica	6.730.450	0	0	0	0	0	6.730.450

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscál	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	872.000	0	0	0	0	0	872.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	392.400	0	0	0	0	0	392.400
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	4.212.150	0	0	0	0	0	4.212.150
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	392.400	0	0	0	0	0	392.400
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	128.000	0	0	0	0	0	128.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	733.500	0	0	0	0	0	733.500
401	08	00	00	Prestaciones sociales e indemnizaciones	3.512.322	0	0	0	0	0	3.512.322
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.660.482	0	0	0	0	0	2.660.482
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	851.840	0	0	0	0	0	851.840
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.201.027**	**0**	**0**	**0**	**0**	**0**	**5.201.027**
402	01	00	00	Productos alimenticios y agropecuarios	345.572	0	0	0	0	0	345.572
402	01	01	00	Alimentos y bebidas para personas	345.572	0	0	0	0	0	345.572
402	03	00	00	Textiles y vestuarios	515.415	0	0	0	0	0	515.415
402	03	02	00	Prendas de vestir	515.415	0	0	0	0	0	515.415
402	04	00	00	Productos de cuero y caucho	208.602	0	0	0	0	0	208.602
402	04	03	00	Cauchos y tripas para vehículos	203.922	0	0	0	0	0	203.922
402	04	99	00	Otros productos de cuero y caucho	4.680	0	0	0	0	0	4.680
402	05	00	00	Productos de papel, cartón e impresos	1.255.259	0	0	0	0	0	1.255.259
402	05	01	00	Pulpa de madera, papel y cartón	327.629	0	0	0	0	0	327.629
402	05	03	00	Productos de papel y cartón para oficina	894.887	0	0	0	0	0	894.887
402	05	04	00	Libros, revistas y periódicos	24.943	0	0	0	0	0	24.943
402	05	99	00	Otros productos de pulpa, papel y cartón	7.800	0	0	0	0	0	7.800
402	06	00	00	Productos químicos y derivados	462.974	0	0	0	0	0	462.974
402	06	03	00	Tintas, pinturas y colorantes	249.124	0	0	0	0	0	249.124
402	06	04	00	Productos farmacéuticos y medicamentos	20.800	0	0	0	0	0	20.800
402	06	05	00	Productos de tocador	1.560	0	0	0	0	0	1.560
402	06	06	00	Combustibles y lubricantes	87.750	0	0	0	0	0	87.750
402	06	08	00	Productos plásticos	99.060	0	0	0	0	0	99.060

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	99	00	Otros productos de la industria química y conexos	4.680	0	0	0	0	0	4.680
402	07	00	00	Productos minerales no metálicos	6.552	0	0	0	0	0	6.552
402	07	01	00	Productos de barro, loza y porcelana	6.552	0	0	0	0	0	6.552
402	08	00	00	Productos metálicos	177.060	0	0	0	0	0	177.060
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	41.600	0	0	0	0	0	41.600
402	08	09	00	Repuestos y accesorios para equipos de transporte	130.000	0	0	0	0	0	130.000
402	08	99	00	Otros productos metálicos	5.460	0	0	0	0	0	5.460
402	09	00	00	Productos de madera	37.960	0	0	0	0	0	37.960
402	09	02	00	Muebles y accesorios de madera para edificaciones	32.500	0	0	0	0	0	32.500
402	09	99	00	Otros productos de madera	5.460	0	0	0	0	0	5.460
402	10	00	00	Productos varios y útiles diversos	2.187.733	0	0	0	0	0	2.187.733
402	10	01	00	Artículos de deporte, recreación y juguetes	7.800	0	0	0	0	0	7.800
402	10	02	00	Materiales y útiles de limpieza y aseo	45.552	0	0	0	0	0	45.552
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	465.506	0	0	0	0	0	465.506
402	10	06	00	Condecoraciones, ofrendas y similares	10.400	0	0	0	0	0	10.400
402	10	07	00	Productos de seguridad en el trabajo	26.247	0	0	0	0	0	26.247
402	10	08	00	Materiales para equipos de computación	1.589.718	0	0	0	0	0	1.589.718
402	10	09	00	Especies timbradas y valores	325	0	0	0	0	0	325
402	10	11	00	Materiales eléctricos	20.280	0	0	0	0	0	20.280
402	10	12	00	Materiales para instalaciones sanitarias	20.800	0	0	0	0	0	20.800
402	10	99	00	Otros productos y útiles diversos	1.105	0	0	0	0	0	1.105
402	99	00	00	Otros materiales y suministros	3.900	0	0	0	0	0	3.900
402	99	01	00	Otros materiales y suministros	3.900	0	0	0	0	0	3.900
403	**00**	**00**	**00**	**Servicios no personales**	**11.964.406**	**0**	**0**	**0**	**0**	**0**	**11.964.406**
403	02	00	00	Alquileres de maquinaria y equipos	145.860	0	0	0	0	0	145.860
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	140.400	0	0	0	0	0	140.400
403	02	99	00	Alquileres de otras maquinaria y equipos	5.460	0	0	0	0	0	5.460
403	04	00	00	Servicios básicos	244.920	0	0	0	0	0	244.920
403	04	01	00	Electricidad	93.600	0	0	0	0	0	93.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	04	00	Teléfonos	124.800	0	0	0	0	0	124.800
403	04	05	00	Servicio de comunicaciones	10.920	0	0	0	0	0	10.920
403	04	07	00	Servicio de condominio	15.600	0	0	0	0	0	15.600
403	06	00	00	Servicios de transporte y almacenaje	124.800	0	0	0	0	0	124.800
403	06	01	00	Fletes y embalajes	54.600	0	0	0	0	0	54.600
403	06	03	00	Estacionamiento	70.200	0	0	0	0	0	70.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.582.314	0	0	0	0	0	4.582.314
403	07	01	00	Publicidad y propaganda	26.000	0	0	0	0	0	26.000
403	07	02	00	Imprenta y reproducción	154.400	0	0	0	0	0	154.400
403	07	03	00	Relaciones sociales	111.914	0	0	0	0	0	111.914
403	07	04	00	Avisos	4.290.000	0	0	0	0	0	4.290.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.345.636	0	0	0	0	0	1.345.636
403	08	01	00	Primas y gastos de seguros	1.340.436	0	0	0	0	0	1.340.436
403	08	02	00	Comisiones y gastos bancarios	5.200	0	0	0	0	0	5.200
403	09	00	00	Viáticos y pasajes	900.500	0	0	0	0	0	900.500
403	09	01	00	Viáticos y pasajes dentro del país	832.500	0	0	0	0	0	832.500
403	09	02	00	Viáticos y pasajes fuera del país	68.000	0	0	0	0	0	68.000
403	10	00	00	Servicios profesionales y técnicos	172.500	0	0	0	0	0	172.500
403	10	01	00	Servicios jurídicos	6.500	0	0	0	0	0	6.500
403	10	03	00	Servicios de procesamiento de datos	39.000	0	0	0	0	0	39.000
403	10	07	00	Servicios de capacitación y adiestramiento	88.000	0	0	0	0	0	88.000
403	10	99	00	Otros servicios profesionales y técnicos	39.000	0	0	0	0	0	39.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	483.350	0	0	0	0	0	483.350
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	314.350	0	0	0	0	0	314.350
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	169.000	0	0	0	0	0	169.000
403	12	00	00	Conservación y reparaciones menores de obras	1.300.000	0	0	0	0	0	1.300.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.300.000	0	0	0	0	0	1.300.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	91.000	0	0	0	0	0	91.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	01	00	Servicios de diversión, esparcimiento y culturales	91.000	0	0	0	0	0	91.000
403	18	00	00	Impuestos indirectos	2.396.726	0	0	0	0	0	2.396.726
403	18	01	00	Impuesto al valor agregado	2.396.726	0	0	0	0	0	2.396.726
403	99	00	00	Otros servicios no personales	176.800	0	0	0	0	0	176.800
403	99	01	00	Otros servicios no personales	176.800	0	0	0	0	0	176.800
404	**00**	**00**	**00**	**Activos reales**	**4.877.305**	**0**	**0**	**0**	**0**	**0**	**4.877.305**
404	01	00	00	Repuestos y reparaciones mayores	169.000	0	0	0	0	0	169.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	169.000	0	0	0	0	0	169.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	130.000	0	0	0	0	0	130.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	39.000	0	0	0	0	0	39.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	174.200	0	0	0	0	0	174.200
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	174.200	0	0	0	0	0	174.200
404	04	00	00	Equipos de transporte, tracción y elevación	520.000	0	0	0	0	0	520.000
404	04	01	00	Vehículos automotores terrestres	520.000	0	0	0	0	0	520.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	22.750	0	0	0	0	0	22.750
404	05	01	00	Equipos de telecomunicaciones	22.750	0	0	0	0	0	22.750
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.500	0	0	0	0	0	6.500
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	6.500	0	0	0	0	0	6.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.880.855	0	0	0	0	0	3.880.855
404	09	01	00	Mobiliario y equipos de oficina	242.450	0	0	0	0	0	242.450
404	09	02	00	Equipos de computación	3.395.305	0	0	0	0	0	3.395.305
404	09	03	00	Mobiliario y equipos de alojamiento	243.100	0	0	0	0	0	243.100
404	99	00	00	Otros activos reales	104.000	0	0	0	0	0	104.000
404	99	01	00	Otros activos reales	104.000	0	0	0	0	0	104.000
				Totales	**72.989.840**	**0**	**0**	**0**	**0**	**0**	**72.989.840**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 620026001 ELABORAR PLAN NACIONAL DE REGULARIZACIÓN

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE TIERRA URBANAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**20.378.842**	**0**	**0**	**0**	**0**	0	**20.378.842**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.678.182	0	0	0	0	0	4.678.182
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.833.382	0	0	0	0	0	3.833.382
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	844.800	0	0	0	0	0	844.800
401	03	00	00	Primas	5.523.742	0	0	0	0	0	5.523.742
401	03	01	00	Primas por mérito a empleados	1.403.456	0	0	0	0	0	1.403.456
401	03	02	00	Primas de transporte a empleados	313.920	0	0	0	0	0	313.920
401	03	03	00	Primas por hogar a empleados	313.920	0	0	0	0	0	313.920
401	03	04	00	Primas por hijos a empleados	313.920	0	0	0	0	0	313.920
401	03	08	00	Primas de profesionalización a empleados	561.382	0	0	0	0	0	561.382
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.617.144	0	0	0	0	0	2.617.144
401	04	00	00	Complementos de sueldos y salarios	1.702.000	0	0	0	0	0	1.702.000
401	04	08	00	Bono compensatorio de alimentación a empleados	1.484.144	0	0	0	0	0	1.484.144
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	217.856	0	0	0	0	0	217.856
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.475.100	0	0	0	0	0	3.475.100
401	05	01	00	Aguinaldos a empleados	1.773.658	0	0	0	0	0	1.773.658
401	05	03	00	Bono vacacional a empleados	906.390	0	0	0	0	0	906.390
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	567.894	0	0	0	0	0	567.894
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	227.158	0	0	0	0	0	227.158
401	06	00	00	Aportes patronales y legales	902.708	0	0	0	0	0	902.708
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	398.082	0	0	0	0	0	398.082
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	115.002	0	0	0	0	0	115.002
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	107.958	0	0	0	0	0	107.958
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	127.702	0	0	0	0	0	127.702

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620026001 ELABORAR PLAN NACIONAL DE REGULARIZACIÓN

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE TIERRA URBANAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	87.730	0	0	0	0	0	87.730
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	25.344	0	0	0	0	0	25.344
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	40.890	0	0	0	0	0	40.890
401	07	00	00	Asistencia socio-económica	2.692.180	0	0	0	0	0	2.692.180
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	348.800	0	0	0	0	0	348.800
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	156.960	0	0	0	0	0	156.960
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.684.860	0	0	0	0	0	1.684.860
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	156.960	0	0	0	0	0	156.960
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	51.200	0	0	0	0	0	51.200
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	293.400	0	0	0	0	0	293.400
401	08	00	00	Prestaciones sociales e indemnizaciones	1.404.930	0	0	0	0	0	1.404.930
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.064.194	0	0	0	0	0	1.064.194
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	340.736	0	0	0	0	0	340.736
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.767.541**	**0**	**0**	**0**	**0**	0	**1.767.541**
402	01	00	00	Productos alimenticios y agropecuarios	118.230	0	0	0	0	0	118.230
402	01	01	00	Alimentos y bebidas para personas	118.230	0	0	0	0	0	118.230
402	03	00	00	Textiles y vestuarios	237.380	0	0	0	0	0	237.380
402	03	02	00	Prendas de vestir	237.380	0	0	0	0	0	237.380
402	04	00	00	Productos de cuero y caucho	86.250	0	0	0	0	0	86.250
402	04	03	00	Cauchos y tripas para vehículos	81.570	0	0	0	0	0	81.570
402	04	99	00	Otros productos de cuero y caucho	4.680	0	0	0	0	0	4.680
402	05	00	00	Productos de papel, cartón e impresos	363.719	0	0	0	0	0	363.719

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 620026001 ELABORAR PLAN NACIONAL DE REGULARIZACIÓN

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE TIERRA URBANAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	118.357	0	0	0	0	0	118.357
402	05	03	00	Productos de papel y cartón para oficina	231.574	0	0	0	0	0	231.574
402	05	04	00	Libros, revistas y periódicos	5.988	0	0	0	0	0	5.988
402	05	99	00	Otros productos de pulpa, papel y cartón	7.800	0	0	0	0	0	7.800
402	06	00	00	Productos químicos y derivados	132.781	0	0	0	0	0	132.781
402	06	03	00	Tintas, pinturas y colorantes	60.907	0	0	0	0	0	60.907
402	06	04	00	Productos farmacéuticos y medicamentos	20.800	0	0	0	0	0	20.800
402	06	05	00	Productos de tocador	1.560	0	0	0	0	0	1.560
402	06	06	00	Combustibles y lubricantes	21.060	0	0	0	0	0	21.060
402	06	08	00	Productos plásticos	23.774	0	0	0	0	0	23.774
402	06	99	00	Otros productos de la industria química y conexos	4.680	0	0	0	0	0	4.680
402	07	00	00	Productos minerales no metálicos	6.552	0	0	0	0	0	6.552
402	07	01	00	Productos de barro, loza y porcelana	6.552	0	0	0	0	0	6.552
402	08	00	00	Productos metálicos	56.940	0	0	0	0	0	56.940
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	12.480	0	0	0	0	0	12.480
402	08	09	00	Repuestos y accesorios para equipos de transporte	39.000	0	0	0	0	0	39.000
402	08	99	00	Otros productos metálicos	5.460	0	0	0	0	0	5.460
402	09	00	00	Productos de madera	37.960	0	0	0	0	0	37.960
402	09	02	00	Muebles y accesorios de madera para edificaciones	32.500	0	0	0	0	0	32.500
402	09	99	00	Otros productos de madera	5.460	0	0	0	0	0	5.460
402	10	00	00	Productos varios y útiles diversos	723.829	0	0	0	0	0	723.829
402	10	01	00	Artículos de deporte, recreación y juguetes	7.800	0	0	0	0	0	7.800
402	10	02	00	Materiales y útiles de limpieza y aseo	45.552	0	0	0	0	0	45.552
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	124.652	0	0	0	0	0	124.652

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620026001 ELABORAR PLAN NACIONAL DE REGULARIZACIÓN

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE TIERRA URBANAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	10.400	0	0	0	0	0	10.400
402	10	07	00	Productos de seguridad en el trabajo	16.000	0	0	0	0	0	16.000
402	10	08	00	Materiales para equipos de computación	476.915	0	0	0	0	0	476.915
402	10	09	00	Especies timbradas y valores	325	0	0	0	0	0	325
402	10	11	00	Materiales eléctricos	20.280	0	0	0	0	0	20.280
402	10	12	00	Materiales para instalaciones sanitarias	20.800	0	0	0	0	0	20.800
402	10	99	00	Otros productos y útiles diversos	1.105	0	0	0	0	0	1.105
402	99	00	00	Otros materiales y suministros	3.900	0	0	0	0	0	3.900
402	99	01	00	Otros materiales y suministros	3.900	0	0	0	0	0	3.900
403	**00**	**00**	**00**	**Servicios no personales**	**3.545.238**	**0**	**0**	**0**	**0**	0	**3.545.238**
403	02	00	00	Alquileres de maquinaria y equipos	47.580	0	0	0	0	0	47.580
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	42.120	0	0	0	0	0	42.120
403	02	99	00	Alquileres de otras maquinaria y equipos	5.460	0	0	0	0	0	5.460
403	04	00	00	Servicios básicos	244.920	0	0	0	0	0	244.920
403	04	01	00	Electricidad	93.600	0	0	0	0	0	93.600
403	04	04	00	Teléfonos	124.800	0	0	0	0	0	124.800
403	04	05	00	Servicio de comunicaciones	10.920	0	0	0	0	0	10.920
403	04	07	00	Servicio de condominio	15.600	0	0	0	0	0	15.600
403	06	00	00	Servicios de transporte y almacenaje	37.440	0	0	0	0	0	37.440
403	06	01	00	Fletes y embalajes	16.380	0	0	0	0	0	16.380
403	06	03	00	Estacionamiento	21.060	0	0	0	0	0	21.060
403	07	00	00	Servicios de información, impresión y relaciones públicas	90.256	0	0	0	0	0	90.256
403	07	01	00	Publicidad y propaganda	16.000	0	0	0	0	0	16.000
403	07	02	00	Imprenta y reproducción	43.056	0	0	0	0	0	43.056

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 620026001 ELABORAR PLAN NACIONAL DE REGULARIZACIÓN

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE TIERRA URBANAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	31.200	0	0	0	0	0	31.200
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	414.700	0	0	0	0	0	414.700
403	08	01	00	Primas y gastos de seguros	409.500	0	0	0	0	0	409.500
403	08	02	00	Comisiones y gastos bancarios	5.200	0	0	0	0	0	5.200
403	09	00	00	Viáticos y pasajes	337.400	0	0	0	0	0	337.400
403	09	01	00	Viáticos y pasajes dentro del país	269.400	0	0	0	0	0	269.400
403	09	02	00	Viáticos y pasajes fuera del país	68.000	0	0	0	0	0	68.000
403	10	00	00	Servicios profesionales y técnicos	107.900	0	0	0	0	0	107.900
403	10	01	00	Servicios jurídicos	6.500	0	0	0	0	0	6.500
403	10	03	00	Servicios de procesamiento de datos	39.000	0	0	0	0	0	39.000
403	10	07	00	Servicios de capacitación y adiestramiento	23.400	0	0	0	0	0	23.400
403	10	99	00	Otros servicios profesionales y técnicos	39.000	0	0	0	0	0	39.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	137.124	0	0	0	0	0	137.124
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	90.324	0	0	0	0	0	90.324
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	46.800	0	0	0	0	0	46.800
403	12	00	00	Conservación y reparaciones menores de obras	1.300.000	0	0	0	0	0	1.300.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.300.000	0	0	0	0	0	1.300.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	91.000	0	0	0	0	0	91.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	91.000	0	0	0	0	0	91.000
403	18	00	00	Impuestos indirectos	666.198	0	0	0	0	0	666.198
403	18	01	00	Impuesto al valor agregado	666.198	0	0	0	0	0	666.198
403	99	00	00	Otros servicios no personales	70.720	0	0	0	0	0	70.720
403	99	01	00	Otros servicios no personales	70.720	0	0	0	0	0	70.720
404	**00**	**00**	**00**	**Activos reales**	**905.060**	**0**	**0**	**0**	**0**	0	**905.060**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620026001 ELABORAR PLAN NACIONAL DE REGULARIZACIÓN

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE TIERRA URBANAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	78.000	0	0	0	0	0	78.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	78.000	0	0	0	0	0	78.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	39.000	0	0	0	0	0	39.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	39.000	0	0	0	0	0	39.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	52.260	0	0	0	0	0	52.260
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	52.260	0	0	0	0	0	52.260
404	04	00	00	Equipos de transporte, tracción y elevación	156.000	0	0	0	0	0	156.000
404	04	01	00	Vehículos automotores terrestres	156.000	0	0	0	0	0	156.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	22.750	0	0	0	0	0	22.750
404	05	01	00	Equipos de telecomunicaciones	22.750	0	0	0	0	0	22.750
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.500	0	0	0	0	0	6.500
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	6.500	0	0	0	0	0	6.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	485.550	0	0	0	0	0	485.550
404	09	01	00	Mobiliario y equipos de oficina	242.450	0	0	0	0	0	242.450
404	09	03	00	Mobiliario y equipos de alojamiento	243.100	0	0	0	0	0	243.100
404	99	00	00	Otros activos reales	104.000	0	0	0	0	0	104.000
404	99	01	00	Otros activos reales	104.000	0	0	0	0	0	104.000
				Totales	**26.596.681**	**0**	**0**	**0**	**0**	0	**26.596.681**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620026002 ACTUALIZAR COMITÉS DE TIERRAS

UNIDAD DE MEDIDA: COMITÉ **META:** 7.428

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE TIERRAS URBANAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**
402	03	00	00	Textiles y vestuarios	100.000	0	0	0	0	0	100.000
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	267.676	0	0	0	0	0	267.676
402	05	01	00	Pulpa de madera, papel y cartón	1.736	0	0	0	0	0	1.736
402	05	03	00	Productos de papel y cartón para oficina	260.952	0	0	0	0	0	260.952
402	05	04	00	Libros, revistas y periódicos	4.988	0	0	0	0	0	4.988
402	06	00	00	Productos químicos y derivados	88.117	0	0	0	0	0	88.117
402	06	03	00	Tintas, pinturas y colorantes	50.755	0	0	0	0	0	50.755
402	06	06	00	Combustibles y lubricantes	17.550	0	0	0	0	0	17.550
402	06	08	00	Productos plásticos	19.812	0	0	0	0	0	19.812
402	08	00	00	Productos metálicos	42.900	0	0	0	0	0	42.900
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.400	0	0	0	0	0	10.400
402	08	09	00	Repuestos y accesorios para equipos de transporte	32.500	0	0	0	0	0	32.500
402	10	00	00	Productos varios y útiles diversos	501.307	0	0	0	0	0	501.307
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	103.877	0	0	0	0	0	103.877
402	10	08	00	Materiales para equipos de computación	397.430	0	0	0	0	0	397.430
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**
403	02	00	00	Alquileres de maquinaria y equipos	35.100	0	0	0	0	0	35.100
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	35.100	0	0	0	0	0	35.100
403	06	00	00	Servicios de transporte y almacenaje	31.200	0	0	0	0	0	31.200
403	06	01	00	Fletes y embalajes	13.650	0	0	0	0	0	13.650
403	06	03	00	Estacionamiento	17.550	0	0	0	0	0	17.550
403	07	00	00	Servicios de información, impresión y relaciones públicas	61.880	0	0	0	0	0	61.880

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

META: 1

UNIDAD DE MEDIDA: INSTITUCIÓN **PRESUPUESTO:** 2012

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH)

ACCIÓN ESPECÍFICA: 620026002 ACTUALIZAR COMITÉS DE TIERRAS

META: 7.428

UNIDAD DE MEDIDA: COMITÉ

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE TIERRAS URBANAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	35.880	0	0	0	0	0	35.880
403	07	03	00	Relaciones sociales	26.000	0	0	0	0	0	26.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	316.686	0	0	0	0	0	316.686
403	08	01	00	Primas y gastos de seguros	316.686	0	0	0	0	0	316.686
403	09	00	00	Viáticos y pasajes	144.500	0	0	0	0	0	144.500
403	09	01	00	Viáticos y pasajes dentro del país	144.500	0	0	0	0	0	144.500
403	10	00	00	Servicios profesionales y técnicos	19.500	0	0	0	0	0	19.500
403	10	07	00	Servicios de capacitación y adiestramiento	19.500	0	0	0	0	0	19.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	114.270	0	0	0	0	0	114.270
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	75.270	0	0	0	0	0	75.270
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	39.000	0	0	0	0	0	39.000
403	18	00	00	Impuestos indirectos	276.864	0	0	0	0	0	276.864
403	18	01	00	Impuesto al valor agregado	276.864	0	0	0	0	0	276.864
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	0	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620026003 CONSTITUIR COMITÉ DE TIERRAS

UNIDAD DE MEDIDA: COMITÉ **META:** 1.000

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE TIERRAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**273.453**	**0**	**0**	**0**	**0**	0	**273.453**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	89.988	0	0	0	0	0	89.988
402	05	01	00	Pulpa de madera, papel y cartón	30.000	0	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	55.000	0	0	0	0	0	55.000
402	05	04	00	Libros, revistas y periódicos	4.988	0	0	0	0	0	4.988
402	06	00	00	Productos químicos y derivados	83.465	0	0	0	0	0	83.465
402	06	03	00	Tintas, pinturas y colorantes	46.103	0	0	0	0	0	46.103
402	06	06	00	Combustibles y lubricantes	17.550	0	0	0	0	0	17.550
402	06	08	00	Productos plásticos	19.812	0	0	0	0	0	19.812
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**104.564**	**0**	**0**	**0**	**0**	0	**104.564**
403	07	00	00	Servicios de información, impresión y relaciones públicas	18.794	0	0	0	0	0	18.794
403	07	02	00	Imprenta y reproducción	10.880	0	0	0	0	0	10.880
403	07	03	00	Relaciones sociales	7.914	0	0	0	0	0	7.914
403	09	00	00	Viáticos y pasajes	14.500	0	0	0	0	0	14.500
403	09	01	00	Viáticos y pasajes dentro del país	14.500	0	0	0	0	0	14.500
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	26.270	0	0	0	0	0	26.270
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	13.270	0	0	0	0	0	13.270
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	13.000	0	0	0	0	0	13.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620026003 CONSTITUIR COMITÉ DE TIERRAS

UNIDAD DE MEDIDA: COMITÉ **META:** 1.000

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE TIERRAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	35.000	0	0	0	0	0	35.000
403	18	01	00	Impuesto al valor agregado	35.000	0	0	0	0	0	35.000
404	**00**	**00**	**00**	**Activos reales**	**206.050**	**0**	**0**	**0**	**0**	0	**206.050**
404	01	00	00	Repuestos y reparaciones mayores	32.500	0	0	0	0	0	32.500
404	01	02	00	Reparaciones mayores de maquinaria y equipos	32.500	0	0	0	0	0	32.500
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	32.500	0	0	0	0	0	32.500
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	43.550	0	0	0	0	0	43.550
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	43.550	0	0	0	0	0	43.550
404	04	00	00	Equipos de transporte, tracción y elevación	130.000	0	0	0	0	0	130.000
404	04	01	00	Vehículos automotores terrestres	130.000	0	0	0	0	0	130.000
				Totales	**584.067**	**0**	**0**	**0**	**0**	0	**584.067**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620026004 REALIZAR CERTIFICACIÓN DEL CATASTRO POPULAR

UNIDAD DE MEDIDA: CERTIFICACIÓN / INFORME **META:** 100.200

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE TIERRAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.283.697**	**0**	**0**	**0**	**0**	0	**1.283.697**
402	01	00	00	Productos alimenticios y agropecuarios	98.523	0	0	0	0	0	98.523
402	01	01	00	Alimentos y bebidas para personas	98.523	0	0	0	0	0	98.523
402	03	00	00	Textiles y vestuarios	178.035	0	0	0	0	0	178.035
402	03	02	00	Prendas de vestir	178.035	0	0	0	0	0	178.035
402	04	00	00	Productos de cuero y caucho	67.973	0	0	0	0	0	67.973
402	04	03	00	Cauchos y tripas para vehículos	67.973	0	0	0	0	0	67.973
402	05	00	00	Productos de papel, cartón e impresos	296.597	0	0	0	0	0	296.597
402	05	01	00	Pulpa de madera, papel y cartón	98.631	0	0	0	0	0	98.631
402	05	03	00	Productos de papel y cartón para oficina	192.978	0	0	0	0	0	192.978
402	05	04	00	Libros, revistas y periódicos	4.988	0	0	0	0	0	4.988
402	06	00	00	Productos químicos y derivados	88.117	0	0	0	0	0	88.117
402	06	03	00	Tintas, pinturas y colorantes	50.755	0	0	0	0	0	50.755
402	06	06	00	Combustibles y lubricantes	17.550	0	0	0	0	0	17.550
402	06	08	00	Productos plásticos	19.812	0	0	0	0	0	19.812
402	08	00	00	Productos metálicos	42.900	0	0	0	0	0	42.900
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.400	0	0	0	0	0	10.400
402	08	09	00	Repuestos y accesorios para equipos de transporte	32.500	0	0	0	0	0	32.500
402	10	00	00	Productos varios y útiles diversos	511.552	0	0	0	0	0	511.552
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	103.876	0	0	0	0	0	103.876
402	10	07	00	Productos de seguridad en el trabajo	10.247	0	0	0	0	0	10.247
402	10	08	00	Materiales para equipos de computación	397.429	0	0	0	0	0	397.429
403	**00**	**00**	**00**	**Servicios no personales**	**1.320.714**	**0**	**0**	**0**	**0**	0	**1.320.714**
403	02	00	00	Alquileres de maquinaria y equipos	35.100	0	0	0	0	0	35.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1 **PRESUPUESTO:** **2012**

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH)

ACCIÓN ESPECÍFICA: 620026004 REALIZAR CERTIFICACIÓN DEL CATASTRO POPULAR

UNIDAD DE MEDIDA: CERTIFICACIÓN / INFORME **META:** 100.200

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE TIERRAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	35.100	0	0	0	0	0	35.100
403	06	00	00	Servicios de transporte y almacenaje	31.200	0	0	0	0	0	31.200
403	06	01	00	Fletes y embalajes	13.650	0	0	0	0	0	13.650
403	06	03	00	Estacionamiento	17.550	0	0	0	0	0	17.550
403	07	00	00	Servicios de información, impresión y relaciones públicas	71.880	0	0	0	0	0	71.880
403	07	01	00	Publicidad y propaganda	10.000	0	0	0	0	0	10.000
403	07	02	00	Imprenta y reproducción	35.880	0	0	0	0	0	35.880
403	07	03	00	Relaciones sociales	26.000	0	0	0	0	0	26.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	341.250	0	0	0	0	0	341.250
403	08	01	00	Primas y gastos de seguros	341.250	0	0	0	0	0	341.250
403	09	00	00	Viáticos y pasajes	224.500	0	0	0	0	0	224.500
403	09	01	00	Viáticos y pasajes dentro del país	224.500	0	0	0	0	0	224.500
403	10	00	00	Servicios profesionales y técnicos	19.500	0	0	0	0	0	19.500
403	10	07	00	Servicios de capacitación y adiestramiento	19.500	0	0	0	0	0	19.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	114.270	0	0	0	0	0	114.270
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	75.270	0	0	0	0	0	75.270
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	39.000	0	0	0	0	0	39.000
403	18	00	00	Impuestos indirectos	483.014	0	0	0	0	0	483.014
403	18	01	00	Impuesto al valor agregado	483.014	0	0	0	0	0	483.014
404	**00**	**00**	**00**	**Activos reales**	**1.903.720**	**0**	**0**	**0**	**0**	0	**1.903.720**
404	01	00	00	Repuestos y reparaciones mayores	32.500	0	0	0	0	0	32.500
404	01	02	00	Reparaciones mayores de maquinaria y equipos	32.500	0	0	0	0	0	32.500
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	32.500	0	0	0	0	0	32.500
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	43.550	0	0	0	0	0	43.550

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620026004 REALIZAR CERTIFICACIÓN DEL CATASTRO POPULAR

UNIDAD DE MEDIDA: CERTIFICACIÓN / INFORME **META:** 100.200

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE TIERRAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	43.550	0	0	0	0	0	43.550
404	04	00	00	Equipos de transporte, tracción y elevación	130.000	0	0	0	0	0	130.000
404	04	01	00	Vehículos automotores terrestres	130.000	0	0	0	0	0	130.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.697.670	0	0	0	0	0	1.697.670
404	09	02	00	Equipos de computación	1.697.670	0	0	0	0	0	1.697.670
				Totales	**4.508.131**	**0**	**0**	**0**	**0**	0	**4.508.131**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1 **PRESUPUESTO:** 2012

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH)

ACCIÓN ESPECÍFICA: 620026005 OTORGAR TÍTULOS DE PROPIEDAD

UNIDAD DE MEDIDA: TÍTULO **META:** 100.060

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE TIERRAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**876.336**	**0**	**0**	**0**	**0**	0	**876.336**
402	01	00	00	Productos alimenticios y agropecuarios	78.819	0	0	0	0	0	78.819
402	01	01	00	Alimentos y bebidas para personas	78.819	0	0	0	0	0	78.819
402	04	00	00	Productos de cuero y caucho	54.379	0	0	0	0	0	54.379
402	04	03	00	Cauchos y tripas para vehículos	54.379	0	0	0	0	0	54.379
402	05	00	00	Productos de papel, cartón e impresos	237.279	0	0	0	0	0	237.279
402	05	01	00	Pulpa de madera, papel y cartón	78.905	0	0	0	0	0	78.905
402	05	03	00	Productos de papel y cartón para oficina	154.383	0	0	0	0	0	154.383
402	05	04	00	Libros, revistas y periódicos	3.991	0	0	0	0	0	3.991
402	06	00	00	Productos químicos y derivados	70.494	0	0	0	0	0	70.494
402	06	03	00	Tintas, pinturas y colorantes	40.604	0	0	0	0	0	40.604
402	06	06	00	Combustibles y lubricantes	14.040	0	0	0	0	0	14.040
402	06	08	00	Productos plásticos	15.850	0	0	0	0	0	15.850
402	08	00	00	Productos metálicos	34.320	0	0	0	0	0	34.320
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	8.320	0	0	0	0	0	8.320
402	08	09	00	Repuestos y accesorios para equipos de transporte	26.000	0	0	0	0	0	26.000
402	10	00	00	Productos varios y útiles diversos	401.045	0	0	0	0	0	401.045
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	83.101	0	0	0	0	0	83.101
402	10	08	00	Materiales para equipos de computación	317.944	0	0	0	0	0	317.944
403	**00**	**00**	**00**	**Servicios no personales**	**5.671.360**	**0**	**0**	**0**	**0**	0	**5.671.360**
403	02	00	00	Alquileres de maquinaria y equipos	28.080	0	0	0	0	0	28.080
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	28.080	0	0	0	0	0	28.080
403	06	00	00	Servicios de transporte y almacenaje	24.960	0	0	0	0	0	24.960
403	06	01	00	Fletes y embalajes	10.920	0	0	0	0	0	10.920

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620026005 OTORGAR TÍTULOS DE PROPIEDAD

UNIDAD DE MEDIDA: TÍTULO **META:** 100.060

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE TIERRAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	03	00	Estacionamiento	14.040	0	0	0	0	0	14.040
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.339.504	0	0	0	0	0	4.339.504
403	07	02	00	Imprenta y reproducción	28.704	0	0	0	0	0	28.704
403	07	03	00	Relaciones sociales	20.800	0	0	0	0	0	20.800
403	07	04	00	Avisos	4.290.000	0	0	0	0	0	4.290.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	273.000	0	0	0	0	0	273.000
403	08	01	00	Primas y gastos de seguros	273.000	0	0	0	0	0	273.000
403	09	00	00	Viáticos y pasajes	179.600	0	0	0	0	0	179.600
403	09	01	00	Viáticos y pasajes dentro del país	179.600	0	0	0	0	0	179.600
403	10	00	00	Servicios profesionales y técnicos	15.600	0	0	0	0	0	15.600
403	10	07	00	Servicios de capacitación y adiestramiento	15.600	0	0	0	0	0	15.600
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	91.416	0	0	0	0	0	91.416
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	60.216	0	0	0	0	0	60.216
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	31.200	0	0	0	0	0	31.200
403	18	00	00	Impuestos indirectos	719.200	0	0	0	0	0	719.200
403	18	01	00	Impuesto al valor agregado	719.200	0	0	0	0	0	719.200
404	**00**	**00**	**00**	**Activos reales**	**164.840**	**0**	**0**	**0**	**0**	0	**164.840**
404	01	00	00	Repuestos y reparaciones mayores	26.000	0	0	0	0	0	26.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	26.000	0	0	0	0	0	26.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	26.000	0	0	0	0	0	26.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	34.840	0	0	0	0	0	34.840
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	34.840	0	0	0	0	0	34.840
404	04	00	00	Equipos de transporte, tracción y elevación	104.000	0	0	0	0	0	104.000
404	04	01	00	Vehículos automotores terrestres	104.000	0	0	0	0	0	104.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1 **PRESUPUESTO:** 2012

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH)

ACCIÓN ESPECÍFICA: 620026005 OTORGAR TÍTULOS DE PROPIEDAD

UNIDAD DE MEDIDA: TÍTULO **META:** 100.060

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE TIERRAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**6.712.536**	**0**	**0**	**0**	**0**	**0**	**6.712.536**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620026006 REALIZAR LEVANTAMIENTOS TOPOGRÁFICOS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 500

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE TIERRAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**15.284.130**	**0**	**0**	**0**	**0**	0	**15.284.130**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.508.636	0	0	0	0	0	3.508.636
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.875.036	0	0	0	0	0	2.875.036
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	633.600	0	0	0	0	0	633.600
401	03	00	00	Primas	4.142.807	0	0	0	0	0	4.142.807
401	03	01	00	Primas por mérito a empleados	1.052.592	0	0	0	0	0	1.052.592
401	03	02	00	Primas de transporte a empleados	235.440	0	0	0	0	0	235.440
401	03	03	00	Primas por hogar a empleados	235.440	0	0	0	0	0	235.440
401	03	04	00	Primas por hijos a empleados	235.440	0	0	0	0	0	235.440
401	03	08	00	Primas de profesionalización a empleados	421.037	0	0	0	0	0	421.037
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.962.858	0	0	0	0	0	1.962.858
401	04	00	00	Complementos de sueldos y salarios	1.276.500	0	0	0	0	0	1.276.500
401	04	08	00	Bono compensatorio de alimentación a empleados	1.113.108	0	0	0	0	0	1.113.108
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	163.392	0	0	0	0	0	163.392
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.606.325	0	0	0	0	0	2.606.325
401	05	01	00	Aguinaldos a empleados	1.330.244	0	0	0	0	0	1.330.244
401	05	03	00	Bono vacacional a empleados	679.793	0	0	0	0	0	679.793
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	425.920	0	0	0	0	0	425.920
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	170.368	0	0	0	0	0	170.368
401	06	00	00	Aportes patronales y legales	677.031	0	0	0	0	0	677.031
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	298.562	0	0	0	0	0	298.562
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	86.252	0	0	0	0	0	86.252
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	80.968	0	0	0	0	0	80.968
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	95.776	0	0	0	0	0	95.776

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 620026006 REALIZAR LEVANTAMIENTOS TOPOGRÁFICOS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 500

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE TIERRAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	65.798	0	0	0	0	0	65.798
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	19.008	0	0	0	0	0	19.008
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	30.667	0	0	0	0	0	30.667
401	07	00	00	Asistencia socio-económica	2.019.135	0	0	0	0	0	2.019.135
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	261.600	0	0	0	0	0	261.600
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	117.720	0	0	0	0	0	117.720
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.263.645	0	0	0	0	0	1.263.645
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	117.720	0	0	0	0	0	117.720
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	38.400	0	0	0	0	0	38.400
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	220.050	0	0	0	0	0	220.050
401	08	00	00	Prestaciones sociales e indemnizaciones	1.053.696	0	0	0	0	0	1.053.696
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	798.144	0	0	0	0	0	798.144
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	255.552	0	0	0	0	0	255.552
403	**00**	**00**	**00**	**Servicios no personales**	**161.265**	**0**	**0**	**0**	**0**	0	**161.265**
403	18	00	00	Impuestos indirectos	108.225	0	0	0	0	0	108.225
403	18	01	00	Impuesto al valor agregado	108.225	0	0	0	0	0	108.225
403	99	00	00	Otros servicios no personales	53.040	0	0	0	0	0	53.040
403	99	01	00	Otros servicios no personales	53.040	0	0	0	0	0	53.040
404	**00**	**00**	**00**	**Activos reales**	**848.817**	**0**	**0**	**0**	**0**	0	**848.817**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	848.817	0	0	0	0	0	848.817
404	09	02	00	Equipos de computación	848.817	0	0	0	0	0	848.817
				Totales	**16.294.212**	**0**	**0**	**0**	**0**	0	**16.294.212**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 620026007 REALIZAR ESTUDIOS DE SUELO

UNIDAD DE MEDIDA: ESTUDIO **META:** 500

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE TIERRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**15.284.130**	**0**	**0**	**0**	**0**	0	**15.284.130**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.508.634	0	0	0	0	0	3.508.634
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.875.034	0	0	0	0	0	2.875.034
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	633.600	0	0	0	0	0	633.600
401	03	00	00	Primas	4.142.806	0	0	0	0	0	4.142.806
401	03	01	00	Primas por mérito a empleados	1.052.592	0	0	0	0	0	1.052.592
401	03	02	00	Primas de transporte a empleados	235.440	0	0	0	0	0	235.440
401	03	03	00	Primas por hogar a empleados	235.440	0	0	0	0	0	235.440
401	03	04	00	Primas por hijos a empleados	235.440	0	0	0	0	0	235.440
401	03	08	00	Primas de profesionalización a empleados	421.036	0	0	0	0	0	421.036
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.962.858	0	0	0	0	0	1.962.858
401	04	00	00	Complementos de sueldos y salarios	1.276.500	0	0	0	0	0	1.276.500
401	04	08	00	Bono compensatorio de alimentación a empleados	1.113.108	0	0	0	0	0	1.113.108
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	163.392	0	0	0	0	0	163.392
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.606.325	0	0	0	0	0	2.606.325
401	05	01	00	Aguinaldos a empleados	1.330.243	0	0	0	0	0	1.330.243
401	05	03	00	Bono vacacional a empleados	679.792	0	0	0	0	0	679.792
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	425.921	0	0	0	0	0	425.921
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	170.369	0	0	0	0	0	170.369
401	06	00	00	Aportes patronales y legales	677.034	0	0	0	0	0	677.034
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	298.564	0	0	0	0	0	298.564
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	86.251	0	0	0	0	0	86.251
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	80.969	0	0	0	0	0	80.969
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	95.777	0	0	0	0	0	95.777

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115792 620026000 CREACIÓN DEL INSTITUTO NACIONAL DE TIERRAS URBANAS

OBJETIVO DEL PROYECTO: CREAR EL INSTITUTO NACIONAL DE TIERRAS URBANAS COMO UN ENTE EJECUTOR DE LAS POLÍTICAS PÚBLICAS, DIRIGIDAS A LA SATISFACCIÓN DEL DERECHO A LA TIERRA EN LOS ASENTAMIENTOS URBANOS O PERIURBANOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 620026007 REALIZAR ESTUDIOS DE SUELO

UNIDAD DE MEDIDA: ESTUDIO **META:** 500

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE TIERRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	65.797	0	0	0	0	0	65.797
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	19.008	0	0	0	0	0	19.008
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	30.668	0	0	0	0	0	30.668
401	07	00	00	Asistencia socio-económica	2.019.135	0	0	0	0	0	2.019.135
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	261.600	0	0	0	0	0	261.600
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	117.720	0	0	0	0	0	117.720
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.263.645	0	0	0	0	0	1.263.645
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	117.720	0	0	0	0	0	117.720
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	38.400	0	0	0	0	0	38.400
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	220.050	0	0	0	0	0	220.050
401	08	00	00	Prestaciones sociales e indemnizaciones	1.053.696	0	0	0	0	0	1.053.696
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	798.144	0	0	0	0	0	798.144
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	255.552	0	0	0	0	0	255.552
403	**00**	**00**	**00**	**Servicios no personales**	**161.265**	**0**	**0**	**0**	**0**	0	**161.265**
403	18	00	00	Impuestos indirectos	108.225	0	0	0	0	0	108.225
403	18	01	00	Impuesto al valor agregado	108.225	0	0	0	0	0	108.225
403	99	00	00	Otros servicios no personales	53.040	0	0	0	0	0	53.040
403	99	01	00	Otros servicios no personales	53.040	0	0	0	0	0	53.040
404	**00**	**00**	**00**	**Activos reales**	**848.818**	**0**	**0**	**0**	**0**	0	**848.818**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	848.818	0	0	0	0	0	848.818
404	09	02	00	Equipos de computación	848.818	0	0	0	0	0	848.818
				Totales	**16.294.213**	**0**	**0**	**0**	**0**	0	**16.294.213**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115373 620027000 SISTEMA DE INDICADORES ESTADÍSTICOS DEL SECTOR VIVIENDA Y HÁBITAT

OBJETIVO DEL PROYECTO: GENERAR INDICADORES ESTADÍSTICOS EN EL ÁREA SOCIAL PARA LA PRODUCCIÓN DE ESTADÍSTICAS DE MANERA ARTICULADA CON EL INSTITUTO NACIONAL DE ESTADÍSTICAS Y EL MINISTERIO DEL PODER POPULAR PARA LA PLANIFICACIÓN Y FINANZAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.500**	**0**	**0**	**0**	**0**	**0**	**19.500**
402	01	00	00	Productos alimenticios y agropecuarios	1.948	0	0	0	0	0	1.948
402	01	01	00	Alimentos y bebidas para personas	1.948	0	0	0	0	0	1.948
402	05	00	00	Productos de papel, cartón e impresos	9.749	0	0	0	0	0	9.749
402	05	03	00	Productos de papel y cartón para oficina	1.950	0	0	0	0	0	1.950
402	05	06	00	Productos de papel y cartón para computación	3.900	0	0	0	0	0	3.900
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.950	0	0	0	0	0	1.950
402	05	99	00	Otros productos de pulpa, papel y cartón	1.949	0	0	0	0	0	1.949
402	10	00	00	Productos varios y útiles diversos	6.828	0	0	0	0	0	6.828
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	974	0	0	0	0	0	974
402	10	08	00	Materiales para equipos de computación	5.854	0	0	0	0	0	5.854
402	99	00	00	Otros materiales y suministros	975	0	0	0	0	0	975
402	99	01	00	Otros materiales y suministros	975	0	0	0	0	0	975
403	**00**	**00**	**00**	**Servicios no personales**	**642.725**	**0**	**0**	**0**	**0**	**0**	**642.725**
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.848	0	0	0	0	0	6.848
403	07	03	00	Relaciones sociales	6.848	0	0	0	0	0	6.848
403	09	00	00	Viáticos y pasajes	14.628	0	0	0	0	0	14.628
403	09	01	00	Viáticos y pasajes dentro del país	14.628	0	0	0	0	0	14.628
403	10	00	00	Servicios profesionales y técnicos	476.645	0	0	0	0	0	476.645
403	10	03	00	Servicios de procesamiento de datos	17.906	0	0	0	0	0	17.906
403	10	04	00	Servicios de ingeniería y arquitectónicos	223.962	0	0	0	0	0	223.962
403	10	07	00	Servicios de capacitación y adiestramiento	14.496	0	0	0	0	0	14.496
403	10	99	00	Otros servicios profesionales y técnicos	220.281	0	0	0	0	0	220.281
403	18	00	00	Impuestos indirectos	98.604	0	0	0	0	0	98.604
403	18	01	00	Impuesto al valor agregado	98.604	0	0	0	0	0	98.604
403	99	00	00	Otros servicios no personales	46.000	0	0	0	0	0	46.000
403	99	01	00	Otros servicios no personales	46.000	0	0	0	0	0	46.000
404	**00**	**00**	**00**	**Activos reales**	**159.475**	**0**	**0**	**0**	**0**	**0**	**159.475**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	28.200	0	0	0	0	0	28.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115373 620027000 SISTEMA DE INDICADORES ESTADÍSTICOS DEL SECTOR VIVIENDA Y HÁBITAT

OBJETIVO DEL PROYECTO: GENERAR INDICADORES ESTADÍSTICOS EN EL ÁREA SOCIAL PARA LA PRODUCCIÓN DE ESTADÍSTICAS DE MANERA ARTICULADA CON EL INSTITUTO NACIONAL DE ESTADÍSTICAS Y EL MINISTERIO DEL PODER POPULAR PARA LA PLANIFICACIÓN Y FINANZAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	28.200	0	0	0	0	0	28.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	65.059	0	0	0	0	0	65.059
404	09	01	00	Mobiliario y equipos de oficina	23.419	0	0	0	0	0	23.419
404	09	02	00	Equipos de computación	41.640	0	0	0	0	0	41.640
404	12	00	00	Activos intangibles	37.100	0	0	0	0	0	37.100
404	12	04	00	Paquetes y programas de computación	37.100	0	0	0	0	0	37.100
404	99	00	00	Otros activos reales	29.116	0	0	0	0	0	29.116
404	99	01	00	Otros activos reales	29.116	0	0	0	0	0	29.116
				Totales	**821.700**	**0**	**0**	**0**	**0**	**0**	**821.700**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115373 620027000 SISTEMA DE INDICADORES ESTADÍSTICOS DEL SECTOR VIVIENDA Y HÁBITAT

OBJETIVO DEL PROYECTO: GENERAR INDICADORES ESTADÍSTICOS EN EL ÁREA SOCIAL PARA LA PRODUCCIÓN DE ESTADÍSTICAS DE MANERA ARTICULADA CON EL INSTITUTO NACIONAL DE ESTADÍSTICAS Y EL MINISTERIO DEL PODER POPULAR PARA LA PLANIFICACIÓN Y FINANZAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115373 620027000 SISTEMA DE INDICADORES ESTADÍSTICOS DEL SECTOR VIVIENDA Y HÁBITAT

OBJETIVO DEL PROYECTO: GENERAR INDICADORES ESTADÍSTICOS EN EL ÁREA SOCIAL PARA LA PRODUCCIÓN DE ESTADÍSTICAS DE MANERA ARTICULADA CON EL INSTITUTO NACIONAL DE ESTADÍSTICAS Y EL MINISTERIO DEL PODER POPULAR PARA LA PLANIFICACIÓN Y FINANZAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620027001 CREAR LA UNIDAD DE INDICADORES ESTADÍSTICOS Y SISTEMA DE INFORMACIÓN GEOGRÁFICA DE VIVIENDA Y HÁBITAT

UNIDAD DE MEDIDA: UNIDAD **META:** 1

RESPONSABLE/EJECUTOR: MINVIH

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.990**	**0**	**0**	**0**	**0**	0	**2.990**
402	01	00	00	Productos alimenticios y agropecuarios	299	0	0	0	0	0	299
402	01	01	00	Alimentos y bebidas para personas	299	0	0	0	0	0	299
402	05	00	00	Productos de papel, cartón e impresos	1.495	0	0	0	0	0	1.495
402	05	03	00	Productos de papel y cartón para oficina	299	0	0	0	0	0	299
402	05	06	00	Productos de papel y cartón para computación	598	0	0	0	0	0	598
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	299	0	0	0	0	0	299
402	05	99	00	Otros productos de pulpa, papel y cartón	299	0	0	0	0	0	299
402	10	00	00	Productos varios y útiles diversos	1.046	0	0	0	0	0	1.046
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	149	0	0	0	0	0	149
402	10	08	00	Materiales para equipos de computación	897	0	0	0	0	0	897
402	99	00	00	Otros materiales y suministros	150	0	0	0	0	0	150
402	99	01	00	Otros materiales y suministros	150	0	0	0	0	0	150
403	**00**	**00**	**00**	**Servicios no personales**	**98.209**	**0**	**0**	**0**	**0**	0	**98.209**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.046	0	0	0	0	0	1.046
403	07	03	00	Relaciones sociales	1.046	0	0	0	0	0	1.046
403	09	00	00	Viáticos y pasajes	2.092	0	0	0	0	0	2.092
403	09	01	00	Viáticos y pasajes dentro del país	2.092	0	0	0	0	0	2.092
403	10	00	00	Servicios profesionales y técnicos	72.682	0	0	0	0	0	72.682
403	10	04	00	Servicios de ingeniería y arquitectónicos	33.875	0	0	0	0	0	33.875
403	10	07	00	Servicios de capacitación y adiestramiento	8.775	0	0	0	0	0	8.775
403	10	99	00	Otros servicios profesionales y técnicos	30.032	0	0	0	0	0	30.032
403	18	00	00	Impuestos indirectos	15.068	0	0	0	0	0	15.068
403	18	01	00	Impuesto al valor agregado	15.068	0	0	0	0	0	15.068

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115373 620027000 SISTEMA DE INDICADORES ESTADÍSTICOS DEL SECTOR VIVIENDA Y HÁBITAT

OBJETIVO DEL PROYECTO: GENERAR INDICADORES ESTADÍSTICOS EN EL ÁREA SOCIAL PARA LA PRODUCCIÓN DE ESTADÍSTICAS DE MANERA ARTICULADA CON EL INSTITUTO NACIONAL DE ESTADÍSTICAS Y EL MINISTERIO DEL PODER POPULAR PARA LA PLANIFICACIÓN Y FINANZAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620027001 CREAR LA UNIDAD DE INDICADORES ESTADÍSTICOS Y SISTEMA DE INFORMACIÓN GEOGRÁFICA DE VIVIENDA Y HÁBITAT

UNIDAD DE MEDIDA: UNIDAD **META:** 1

RESPONSABLE/EJECUTOR: MINVIH

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	7.321	0	0	0	0	0	7.321
403	99	01	00	Otros servicios no personales	7.321	0	0	0	0	0	7.321
404	**00**	**00**	**00**	**Activos reales**	**24.364**	**0**	**0**	**0**	**0**	0	**24.364**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.781	0	0	0	0	0	2.781
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.781	0	0	0	0	0	2.781
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	18.802	0	0	0	0	0	18.802
404	09	01	00	Mobiliario y equipos de oficina	8.000	0	0	0	0	0	8.000
404	09	02	00	Equipos de computación	10.802	0	0	0	0	0	10.802
404	12	00	00	Activos intangibles	1.390	0	0	0	0	0	1.390
404	12	04	00	Paquetes y programas de computación	1.390	0	0	0	0	0	1.390
404	99	00	00	Otros activos reales	1.391	0	0	0	0	0	1.391
404	99	01	00	Otros activos reales	1.391	0	0	0	0	0	1.391
				Totales	**125.563**	**0**	**0**	**0**	**0**	0	**125.563**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115373 620027000 SISTEMA DE INDICADORES ESTADÍSTICOS DEL SECTOR VIVIENDA Y HÁBITAT

OBJETIVO DEL PROYECTO: GENERAR INDICADORES ESTADÍSTICOS EN EL ÁREA SOCIAL PARA LA PRODUCCIÓN DE ESTADÍSTICAS DE MANERA ARTICULADA CON EL INSTITUTO NACIONAL DE ESTADÍSTICAS Y EL MINISTERIO DEL PODER POPULAR PARA LA PLANIFICACIÓN Y FINANZAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 620027002 DISEÑAR EL SISTEMA NACIONAL DE INDICADORES ESTADÍSTICOS DEL SECTOR VIVIENDA Y HÁBITAT INTEGRAL

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: MINVIH

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.945**	**0**	**0**	**0**	**0**	0	**13.945**
402	01	00	00	Productos alimenticios y agropecuarios	1.394	0	0	0	0	0	1.394
402	01	01	00	Alimentos y bebidas para personas	1.394	0	0	0	0	0	1.394
402	05	00	00	Productos de papel, cartón e impresos	6.971	0	0	0	0	0	6.971
402	05	03	00	Productos de papel y cartón para oficina	1.394	0	0	0	0	0	1.394
402	05	06	00	Productos de papel y cartón para computación	2.789	0	0	0	0	0	2.789
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.394	0	0	0	0	0	1.394
402	05	99	00	Otros productos de pulpa, papel y cartón	1.394	0	0	0	0	0	1.394
402	10	00	00	Productos varios y útiles diversos	4.883	0	0	0	0	0	4.883
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	697	0	0	0	0	0	697
402	10	08	00	Materiales para equipos de computación	4.186	0	0	0	0	0	4.186
402	99	00	00	Otros materiales y suministros	697	0	0	0	0	0	697
402	99	01	00	Otros materiales y suministros	697	0	0	0	0	0	697
403	**00**	**00**	**00**	**Servicios no personales**	**458.075**	**0**	**0**	**0**	**0**	0	**458.075**
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.879	0	0	0	0	0	4.879
403	07	03	00	Relaciones sociales	4.879	0	0	0	0	0	4.879
403	09	00	00	Viáticos y pasajes	9.767	0	0	0	0	0	9.767
403	09	01	00	Viáticos y pasajes dentro del país	9.767	0	0	0	0	0	9.767
403	10	00	00	Servicios profesionales y técnicos	339.010	0	0	0	0	0	339.010
403	10	04	00	Servicios de ingeniería y arquitectónicos	174.645	0	0	0	0	0	174.645
403	10	99	00	Otros servicios profesionales y técnicos	164.365	0	0	0	0	0	164.365
403	18	00	00	Impuestos indirectos	70.279	0	0	0	0	0	70.279
403	18	01	00	Impuesto al valor agregado	70.279	0	0	0	0	0	70.279
403	99	00	00	Otros servicios no personales	34.140	0	0	0	0	0	34.140

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115373 620027000 SISTEMA DE INDICADORES ESTADÍSTICOS DEL SECTOR VIVIENDA Y HÁBITAT

OBJETIVO DEL PROYECTO: GENERAR INDICADORES ESTADÍSTICOS EN EL ÁREA SOCIAL PARA LA PRODUCCIÓN DE ESTADÍSTICAS DE MANERA ARTICULADA CON EL INSTITUTO NACIONAL DE ESTADÍSTICAS Y EL MINISTERIO DEL PODER POPULAR PARA LA PLANIFICACIÓN Y FINANZAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620027002 DISEÑAR EL SISTEMA NACIONAL DE INDICADORES ESTADÍSTICOS DEL SECTOR VIVIENDA Y HÁBITAT INTEGRAL

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: MINVIH

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	34.140	0	0	0	0	0	34.140
404	**00**	**00**	**00**	**Activos reales**	**113.642**	**0**	**0**	**0**	**0**	0	**113.642**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	22.971	0	0	0	0	0	22.971
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	22.971	0	0	0	0	0	22.971
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	38.913	0	0	0	0	0	38.913
404	09	01	00	Mobiliario y equipos de oficina	12.971	0	0	0	0	0	12.971
404	09	02	00	Equipos de computación	25.942	0	0	0	0	0	25.942
404	12	00	00	Activos intangibles	34.486	0	0	0	0	0	34.486
404	12	04	00	Paquetes y programas de computación	34.486	0	0	0	0	0	34.486
404	99	00	00	Otros activos reales	17.272	0	0	0	0	0	17.272
404	99	01	00	Otros activos reales	17.272	0	0	0	0	0	17.272
				Totales	**585.662**	**0**	**0**	**0**	**0**	0	**585.662**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115373 620027000 SISTEMA DE INDICADORES ESTADÍSTICOS DEL SECTOR VIVIENDA Y HÁBITAT

OBJETIVO DEL PROYECTO: GENERAR INDICADORES ESTADÍSTICOS EN EL ÁREA SOCIAL PARA LA PRODUCCIÓN DE ESTADÍSTICAS DE MANERA ARTICULADA CON EL INSTITUTO NACIONAL DE ESTADÍSTICAS Y EL MINISTERIO DEL PODER POPULAR PARA LA PLANIFICACIÓN Y FINANZAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 620027003 IMPLEMENTAR EL SISTEMA DE INDICADORES ESTADISTICOS DEL SECTOR VIVIENDA Y HABITAT INTEGRAL

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: MINVIH

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.565**	**0**	**0**	**0**	**0**	0	**2.565**
402	01	00	00	Productos alimenticios y agropecuarios	255	0	0	0	0	0	255
402	01	01	00	Alimentos y bebidas para personas	255	0	0	0	0	0	255
402	05	00	00	Productos de papel, cartón e impresos	1.283	0	0	0	0	0	1.283
402	05	03	00	Productos de papel y cartón para oficina	257	0	0	0	0	0	257
402	05	06	00	Productos de papel y cartón para computación	513	0	0	0	0	0	513
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	257	0	0	0	0	0	257
402	05	99	00	Otros productos de pulpa, papel y cartón	256	0	0	0	0	0	256
402	10	00	00	Productos varios y útiles diversos	899	0	0	0	0	0	899
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	128	0	0	0	0	0	128
402	10	08	00	Materiales para equipos de computación	771	0	0	0	0	0	771
402	99	00	00	Otros materiales y suministros	128	0	0	0	0	0	128
402	99	01	00	Otros materiales y suministros	128	0	0	0	0	0	128
403	**00**	**00**	**00**	**Servicios no personales**	**86.441**	**0**	**0**	**0**	**0**	0	**86.441**
403	07	00	00	Servicios de información, impresión y relaciones públicas	923	0	0	0	0	0	923
403	07	03	00	Relaciones sociales	923	0	0	0	0	0	923
403	09	00	00	Viáticos y pasajes	2.769	0	0	0	0	0	2.769
403	09	01	00	Viáticos y pasajes dentro del país	2.769	0	0	0	0	0	2.769
403	10	00	00	Servicios profesionales y técnicos	64.953	0	0	0	0	0	64.953
403	10	03	00	Servicios de procesamiento de datos	17.906	0	0	0	0	0	17.906
403	10	04	00	Servicios de ingeniería y arquitectónicos	15.442	0	0	0	0	0	15.442
403	10	07	00	Servicios de capacitación y adiestramiento	5.721	0	0	0	0	0	5.721
403	10	99	00	Otros servicios profesionales y técnicos	25.884	0	0	0	0	0	25.884
403	18	00	00	Impuestos indirectos	13.257	0	0	0	0	0	13.257

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 115373 620027000 SISTEMA DE INDICADORES ESTADÍSTICOS DEL SECTOR VIVIENDA Y HÁBITAT

OBJETIVO DEL PROYECTO: GENERAR INDICADORES ESTADÍSTICOS EN EL ÁREA SOCIAL PARA LA PRODUCCIÓN DE ESTADÍSTICAS DE MANERA ARTICULADA CON EL INSTITUTO NACIONAL DE ESTADÍSTICAS Y EL MINISTERIO DEL PODER POPULAR PARA LA PLANIFICACIÓN Y FINANZAS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN Y DESARROLLO DEL SISTEMA NACIONAL DE VIVIENDA Y HÁBITAT (SNVH) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 620027003 IMPLEMENTAR EL SISTEMA DE INDICADORES ESTADISTICOS DEL SECTOR VIVIENDA Y HABITAT INTEGRAL

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: MINVIH

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	13.257	0	0	0	0	0	13.257
403	99	00	00	Otros servicios no personales	4.539	0	0	0	0	0	4.539
403	99	01	00	Otros servicios no personales	4.539	0	0	0	0	0	4.539
404	**00**	**00**	**00**	**Activos reales**	**21.469**	**0**	**0**	**0**	**0**	0	**21.469**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.448	0	0	0	0	0	2.448
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.448	0	0	0	0	0	2.448
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.344	0	0	0	0	0	7.344
404	09	01	00	Mobiliario y equipos de oficina	2.448	0	0	0	0	0	2.448
404	09	02	00	Equipos de computación	4.896	0	0	0	0	0	4.896
404	12	00	00	Activos intangibles	1.224	0	0	0	0	0	1.224
404	12	04	00	Paquetes y programas de computación	1.224	0	0	0	0	0	1.224
404	99	00	00	Otros activos reales	10.453	0	0	0	0	0	10.453
404	99	01	00	Otros activos reales	10.453	0	0	0	0	0	10.453
				Totales	**110.475**	**0**	**0**	**0**	**0**	0	**110.475**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 629999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.300.000.000

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO INSTITUCIONAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.300.000.000**	**0**	**0**	**0**	**0**	**0**	**1.300.000.000**
407	03	00	00	Transferencias y donaciones de capital internas	1.300.000.000	0	0	0	0	0	1.300.000.000
407	03	03	00	Transferencias de capital internas al sector público	1.300.000.000	0	0	0	0	0	1.300.000.000
407	03	03	06	Transferencias de capital a entes descentralizados financieros bancarios	1.300.000.000	0	0	0	0	0	1.300.000.000
				Totales	**1.300.000.000**	**0**	**0**	**0**	**0**	**0**	**1.300.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 629999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.300.000.000

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO INSTITUCIONAL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.300.000.000**	**0**	**0**	**0**	**0**	**0**	**1.300.000.000**
407	03	00	00	Transferencias y donaciones de capital internas	1.300.000.000	0	0	0	0	0	1.300.000.000
407	03	03	00	Transferencias de capital internas al sector público	1.300.000.000	0	0	0	0	0	1.300.000.000
407	03	03	06	Transferencias de capital a entes descentralizados financieros bancarios	1.300.000.000	0	0	0	0	0	1.300.000.000
				- A0711 Banco Nacional de Vivienda y Hábitat (BANAVIH)	1.300.000.000	0	0	0	0	0	1.300.000.000
				Totales	**1.300.000.000**	**0**	**0**	**0**	**0**	**0**	**1.300.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **PROYECTO:** 629999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.300.000.000

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO INSTITUCIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 629999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE BANCO NACIONAL DE VIVIENDA Y HÁBITAT (BANAVIH)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.300.000.000

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACION Y PRESUPUESTO INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.300.000.000**	**0**	**0**	**0**	**0**	0	**1.300.000.000**
407	03	00	00	Transferencias y donaciones de capital internas	1.300.000.000	0	0	0	0	0	1.300.000.000
407	03	03	00	Transferencias de capital internas al sector público	1.300.000.000	0	0	0	0	0	1.300.000.000
407	03	03	06	Transferencias de capital a entes descentralizados financieros bancarios	1.300.000.000	0	0	0	0	0	1.300.000.000
				Totales	**1.300.000.000**	**0**	**0**	**0**	**0**	0	**1.300.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**226.039.568**	**0**	**0**	**0**	**0**	**0**	**226.039.568**
401	01	00	00	Sueldos, salarios y otras retribuciones	42.171.344	0	0	0	0	0	42.171.344
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	11.497.022	0	0	0	0	0	11.497.022
401	01	03	00	Suplencias a empleados	40.000	0	0	0	0	0	40.000
401	01	09	00	Remuneraciones al personal en período de disponibilidad	80.000	0	0	0	0	0	80.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.904.742	0	0	0	0	0	4.904.742
401	01	13	00	Suplencias a obreros	32.000	0	0	0	0	0	32.000
401	01	18	00	Remuneraciones al personal contratado	23.285.208	0	0	0	0	0	23.285.208
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	460.000	0	0	0	0	0	460.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.847.131	0	0	0	0	0	1.847.131
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	11.184.000	0	0	0	0	0	11.184.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	8.400.000	0	0	0	0	0	8.400.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	2.784.000	0	0	0	0	0	2.784.000
401	03	00	00	Primas	24.149.711	0	0	0	0	0	24.149.711
401	03	02	00	Primas de transporte a empleados	2.520.000	0	0	0	0	0	2.520.000
401	03	03	00	Primas por hogar a empleados	2.520.000	0	0	0	0	0	2.520.000
401	03	04	00	Primas por hijos a empleados	2.520.000	0	0	0	0	0	2.520.000
401	03	08	00	Primas de profesionalización a empleados	3.170.364	0	0	0	0	0	3.170.364
401	03	09	00	Primas por antigüedad a empleados	3.360.000	0	0	0	0	0	3.360.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.855.345	0	0	0	0	0	2.855.345
401	03	17	00	Primas de transporte a obreros	835.200	0	0	0	0	0	835.200
401	03	18	00	Primas por hogar a obreros	835.200	0	0	0	0	0	835.200
401	03	19	00	Primas por hijos de obreros	835.200	0	0	0	0	0	835.200
401	03	21	00	Primas por antigüedad a obreros	1.113.600	0	0	0	0	0	1.113.600
401	03	22	00	Primas de profesionalización a obreros	179.025	0	0	0	0	0	179.025
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	69.890	0	0	0	0	0	69.890
401	03	95	00	Otras primas al personal de alto nivel y de dirección	407.086	0	0	0	0	0	407.086
401	03	97	00	Otras primas a empleados	2.928.801	0	0	0	0	0	2.928.801
401	04	00	00	Complementos de sueldos y salarios	25.447.243	0	0	0	0	0	25.447.243
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	200.000	0	0	0	0	0	200.000
401	04	02	00	Complemento a empleados por trabajo nocturno	150.000	0	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	06	00	Complemento a empleados por comisión de servicios	1.000.000	0	0	0	0	0	1.000.000
401	04	08	00	Bono compensatorio de alimentación a empleados	8.788.698	0	0	0	0	0	8.788.698
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	82.617	0	0	0	0	0	82.617
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	99.141	0	0	0	0	0	99.141
401	04	18	00	Bono compensatorio de alimentación a obreros	3.771.485	0	0	0	0	0	3.771.485
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	155.000	0	0	0	0	0	155.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	7.300.000	0	0	0	0	0	7.300.000
401	04	27	00	Bono compensatorio de transporte al personal contratado	150.000	0	0	0	0	0	150.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	14.136	0	0	0	0	0	14.136
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.417.166	0	0	0	0	0	1.417.166
401	04	96	00	Otros complementos a empleados	1.221.000	0	0	0	0	0	1.221.000
401	04	97	00	Otros complementos a obreros	348.000	0	0	0	0	0	348.000
401	04	98	00	Otros complementos al personal contratado	750.000	0	0	0	0	0	750.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	30.486.238	0	0	0	0	0	30.486.238
401	05	01	00	Aguinaldos a empleados	9.029.484	0	0	0	0	0	9.029.484
401	05	03	00	Bono vacacional a empleados	4.299.754	0	0	0	0	0	4.299.754
401	05	04	00	Aguinaldos a obreros	3.212.886	0	0	0	0	0	3.212.886
401	05	06	00	Bono vacacional a obreros	1.285.154	0	0	0	0	0	1.285.154
401	05	07	00	Aguinaldos al personal contratado	7.453.932	0	0	0	0	0	7.453.932
401	05	08	00	Bono vacacional al personal contratado	3.034.266	0	0	0	0	0	3.034.266
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	43.975	0	0	0	0	0	43.975
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.414	0	0	0	0	0	14.414
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.426.541	0	0	0	0	0	1.426.541
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	685.832	0	0	0	0	0	685.832
401	06	00	00	Aportes patronales y legales	17.150.213	0	0	0	0	0	17.150.213
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.571.791	0	0	0	0	0	5.571.791
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.590.518	0	0	0	0	0	1.590.518
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.168.439	0	0	0	0	0	1.168.439
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	1.146.341	0	0	0	0	0	1.146.341
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.201.125	0	0	0	0	0	1.201.125
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	346.992	0	0	0	0	0	346.992
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	266.917	0	0	0	0	0	266.917

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	231.328	0	0	0	0	0	231.328
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.996.370	0	0	0	0	0	2.996.370
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	504.669	0	0	0	0	0	504.669
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	11.631	0	0	0	0	0	11.631
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.877	0	0	0	0	0	3.877
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	2.585	0	0	0	0	0	2.585
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	895.775	0	0	0	0	0	895.775
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	255.150	0	0	0	0	0	255.150
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	184.105	0	0	0	0	0	184.105
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	2.585	0	0	0	0	0	2.585
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	187.704	0	0	0	0	0	187.704
401	06	95	00	Otros aportes legales por personal contratado	582.311	0	0	0	0	0	582.311
401	07	00	00	Asistencia socio-económica	55.444.868	0	0	0	0	0	55.444.868
401	07	01	00	Capacitación y adiestramiento a empleados	343.980	0	0	0	0	0	343.980
401	07	02	00	Becas a empleados	200.000	0	0	0	0	0	200.000
401	07	03	00	Ayudas por matrimonio a empleados	860	0	0	0	0	0	860
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.300	0	0	0	0	0	4.300
401	07	05	00	Ayudas por defunción a empleados	2.150	0	0	0	0	0	2.150
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	416.667	0	0	0	0	0	416.667
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.771.998	0	0	0	0	0	4.771.998
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	17.500.000	0	0	0	0	0	17.500.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.050.000	0	0	0	0	0	1.050.000
401	07	10	00	Dotación de uniformes a empleados	460.000	0	0	0	0	0	460.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	480.000	0	0	0	0	0	480.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	450.000	0	0	0	0	0	450.000
401	07	17	00	Capacitación y adiestramiento a obreros	200.000	0	0	0	0	0	200.000
401	07	18	00	Becas a obreros	300.000	0	0	0	0	0	300.000
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.000	0	0	0	0	0	5.000
401	07	21	00	Ayudas por defunción a obreros	1.000	0	0	0	0	0	1.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.156.639	0	0	0	0	0	1.156.639
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	5.800.000	0	0	0	0	0	5.800.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	500.000	0	0	0	0	0	500.000
401	07	26	00	Dotación de uniformes a obreros	1.663.440	0	0	0	0	0	1.663.440
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	560.000	0	0	0	0	0	560.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	600.000	0	0	0	0	0	600.000
401	07	33	00	Asistencia socio-económica al personal contratado	13.201.470	0	0	0	0	0	13.201.470
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	56.020	0	0	0	0	0	56.020
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	140	0	0	0	0	0	140
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	700	0	0	0	0	0	700
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	350	0	0	0	0	0	350
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	777.154	0	0	0	0	0	777.154
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.850.000	0	0	0	0	0	2.850.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	228.000	0	0	0	0	0	228.000
401	07	96	00	Otras subvenciones a empleados	1.400.000	0	0	0	0	0	1.400.000
401	07	97	00	Otras subvenciones a obreros	464.000	0	0	0	0	0	464.000
401	08	00	00	Prestaciones sociales e indemnizaciones	20.005.951	0	0	0	0	0	20.005.951
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	8.010.838	0	0	0	0	0	8.010.838
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.444.928	0	0	0	0	0	3.444.928
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.245.563	0	0	0	0	0	7.245.563
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	36.482	0	0	0	0	0	36.482
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.268.140	0	0	0	0	0	1.268.140
403	**00**	**00**	**00**	**Servicios no personales**	**5.252.805**	**0**	**0**	**0**	**0**	**0**	**5.252.805**
403	10	00	00	Servicios profesionales y técnicos	2.865.280	0	0	0	0	0	2.865.280
403	10	07	00	Servicios de capacitación y adiestramiento	2.865.280	0	0	0	0	0	2.865.280
403	18	00	00	Impuestos indirectos	1.855.505	0	0	0	0	0	1.855.505
403	18	01	00	Impuesto al valor agregado	1.855.505	0	0	0	0	0	1.855.505
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	532.020	0	0	0	0	0	532.020
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	532.020	0	0	0	0	0	532.020
				Totales	**231.292.373**	**0**	**0**	**0**	**0**	**0**	**231.292.373**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

ACCIÓN CENTRALIZADA: 620001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 620001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**226.039.568**	**0**	**0**	**0**	**0**	**0**	**226.039.568**
401	01	00	00	Sueldos, salarios y otras retribuciones	42.171.344	0	0	0	0	0	42.171.344
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	11.497.022	0	0	0	0	0	11.497.022
401	01	03	00	Suplencias a empleados	40.000	0	0	0	0	0	40.000
401	01	09	00	Remuneraciones al personal en período de disponibilidad	80.000	0	0	0	0	0	80.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.904.742	0	0	0	0	0	4.904.742
401	01	13	00	Suplencias a obreros	32.000	0	0	0	0	0	32.000
401	01	18	00	Remuneraciones al personal contratado	23.285.208	0	0	0	0	0	23.285.208
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	460.000	0	0	0	0	0	460.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.847.131	0	0	0	0	0	1.847.131
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	11.184.000	0	0	0	0	0	11.184.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	8.400.000	0	0	0	0	0	8.400.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	2.784.000	0	0	0	0	0	2.784.000
401	03	00	00	Primas	24.149.711	0	0	0	0	0	24.149.711
401	03	02	00	Primas de transporte a empleados	2.520.000	0	0	0	0	0	2.520.000
401	03	03	00	Primas por hogar a empleados	2.520.000	0	0	0	0	0	2.520.000
401	03	04	00	Primas por hijos a empleados	2.520.000	0	0	0	0	0	2.520.000
401	03	08	00	Primas de profesionalización a empleados	3.170.364	0	0	0	0	0	3.170.364
401	03	09	00	Primas por antigüedad a empleados	3.360.000	0	0	0	0	0	3.360.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.855.345	0	0	0	0	0	2.855.345
401	03	17	00	Primas de transporte a obreros	835.200	0	0	0	0	0	835.200
401	03	18	00	Primas por hogar a obreros	835.200	0	0	0	0	0	835.200
401	03	19	00	Primas por hijos de obreros	835.200	0	0	0	0	0	835.200
401	03	21	00	Primas por antigüedad a obreros	1.113.600	0	0	0	0	0	1.113.600
401	03	22	00	Primas de profesionalización a obreros	179.025	0	0	0	0	0	179.025
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	69.890	0	0	0	0	0	69.890

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 620001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	95	00	Otras primas al personal de alto nivel y de dirección	407.086	0	0	0	0	0	407.086
401	03	97	00	Otras primas a empleados	2.928.801	0	0	0	0	0	2.928.801
401	04	00	00	Complementos de sueldos y salarios	25.447.243	0	0	0	0	0	25.447.243
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	200.000	0	0	0	0	0	200.000
401	04	02	00	Complemento a empleados por trabajo nocturno	150.000	0	0	0	0	0	150.000
401	04	06	00	Complemento a empleados por comisión de servicios	1.000.000	0	0	0	0	0	1.000.000
401	04	08	00	Bono compensatorio de alimentación a empleados	8.788.698	0	0	0	0	0	8.788.698
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	82.617	0	0	0	0	0	82.617
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	99.141	0	0	0	0	0	99.141
401	04	18	00	Bono compensatorio de alimentación a obreros	3.771.485	0	0	0	0	0	3.771.485
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	155.000	0	0	0	0	0	155.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	7.300.000	0	0	0	0	0	7.300.000
401	04	27	00	Bono compensatorio de transporte al personal contratado	150.000	0	0	0	0	0	150.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	14.136	0	0	0	0	0	14.136
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.417.166	0	0	0	0	0	1.417.166
401	04	96	00	Otros complementos a empleados	1.221.000	0	0	0	0	0	1.221.000
401	04	97	00	Otros complementos a obreros	348.000	0	0	0	0	0	348.000
401	04	98	00	Otros complementos al personal contratado	750.000	0	0	0	0	0	750.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	30.486.238	0	0	0	0	0	30.486.238
401	05	01	00	Aguinaldos a empleados	9.029.484	0	0	0	0	0	9.029.484
401	05	03	00	Bono vacacional a empleados	4.299.754	0	0	0	0	0	4.299.754
401	05	04	00	Aguinaldos a obreros	3.212.886	0	0	0	0	0	3.212.886
401	05	06	00	Bono vacacional a obreros	1.285.154	0	0	0	0	0	1.285.154
401	05	07	00	Aguinaldos al personal contratado	7.453.932	0	0	0	0	0	7.453.932
401	05	08	00	Bono vacacional al personal contratado	3.034.266	0	0	0	0	0	3.034.266
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	43.975	0	0	0	0	0	43.975
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.414	0	0	0	0	0	14.414

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

ACCIÓN CENTRALIZADA: 620001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 620001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.426.541	0	0	0	0	0	1.426.541
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	685.832	0	0	0	0	0	685.832
401	06	00	00	Aportes patronales y legales	17.150.213	0	0	0	0	0	17.150.213
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.571.791	0	0	0	0	0	5.571.791
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.590.518	0	0	0	0	0	1.590.518
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.168.439	0	0	0	0	0	1.168.439
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	1.146.341	0	0	0	0	0	1.146.341
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.201.125	0	0	0	0	0	1.201.125
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	346.992	0	0	0	0	0	346.992
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	266.917	0	0	0	0	0	266.917
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	231.328	0	0	0	0	0	231.328
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.996.370	0	0	0	0	0	2.996.370
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	504.669	0	0	0	0	0	504.669
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	11.631	0	0	0	0	0	11.631
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	3.877	0	0	0	0	0	3.877
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	2.585	0	0	0	0	0	2.585
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	895.775	0	0	0	0	0	895.775
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	255.150	0	0	0	0	0	255.150
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	184.105	0	0	0	0	0	184.105
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	2.585	0	0	0	0	0	2.585
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	187.704	0	0	0	0	0	187.704
401	06	95	00	Otros aportes legales por personal contratado	582.311	0	0	0	0	0	582.311
401	07	00	00	Asistencia socio-económica	55.444.868	0	0	0	0	0	55.444.868
401	07	01	00	Capacitación y adiestramiento a empleados	343.980	0	0	0	0	0	343.980
401	07	02	00	Becas a empleados	200.000	0	0	0	0	0	200.000
401	07	03	00	Ayudas por matrimonio a empleados	860	0	0	0	0	0	860

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 620001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.300	0	0	0	0	0	4.300
401	07	05	00	Ayudas por defunción a empleados	2.150	0	0	0	0	0	2.150
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	416.667	0	0	0	0	0	416.667
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.771.998	0	0	0	0	0	4.771.998
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	17.500.000	0	0	0	0	0	17.500.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.050.000	0	0	0	0	0	1.050.000
401	07	10	00	Dotación de uniformes a empleados	460.000	0	0	0	0	0	460.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	480.000	0	0	0	0	0	480.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	450.000	0	0	0	0	0	450.000
401	07	17	00	Capacitación y adiestramiento a obreros	200.000	0	0	0	0	0	200.000
401	07	18	00	Becas a obreros	300.000	0	0	0	0	0	300.000
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.000	0	0	0	0	0	5.000
401	07	21	00	Ayudas por defunción a obreros	1.000	0	0	0	0	0	1.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.156.639	0	0	0	0	0	1.156.639
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	5.800.000	0	0	0	0	0	5.800.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	500.000	0	0	0	0	0	500.000
401	07	26	00	Dotación de uniformes a obreros	1.663.440	0	0	0	0	0	1.663.440
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	560.000	0	0	0	0	0	560.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	600.000	0	0	0	0	0	600.000
401	07	33	00	Asistencia socio-económica al personal contratado	13.201.470	0	0	0	0	0	13.201.470
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	56.020	0	0	0	0	0	56.020
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	140	0	0	0	0	0	140
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	700	0	0	0	0	0	700
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	350	0	0	0	0	0	350
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	777.154	0	0	0	0	0	777.154
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.850.000	0	0	0	0	0	2.850.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 620001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	228.000	0	0	0	0	0	228.000
401	07	96	00	Otras subvenciones a empleados	1.400.000	0	0	0	0	0	1.400.000
401	07	97	00	Otras subvenciones a obreros	464.000	0	0	0	0	0	464.000
401	08	00	00	Prestaciones sociales e indemnizaciones	20.005.951	0	0	0	0	0	20.005.951
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	8.010.838	0	0	0	0	0	8.010.838
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.444.928	0	0	0	0	0	3.444.928
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.245.563	0	0	0	0	0	7.245.563
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	36.482	0	0	0	0	0	36.482
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.268.140	0	0	0	0	0	1.268.140
403	**00**	**00**	**00**	**Servicios no personales**	**5.252.805**	**0**	**0**	**0**	**0**	**0**	**5.252.805**
403	10	00	00	Servicios profesionales y técnicos	2.865.280	0	0	0	0	0	2.865.280
403	10	07	00	Servicios de capacitación y adiestramiento	2.865.280	0	0	0	0	0	2.865.280
403	18	00	00	Impuestos indirectos	1.855.505	0	0	0	0	0	1.855.505
403	18	01	00	Impuesto al valor agregado	1.855.505	0	0	0	0	0	1.855.505
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	532.020	0	0	0	0	0	532.020
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	532.020	0	0	0	0	0	532.020
				Totales	**231.292.373**	**0**	**0**	**0**	**0**	**0**	**231.292.373**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**35.395.513**	**0**	**0**	**0**	**0**	**0**	**35.395.513**
402	01	00	00	Productos alimenticios y agropecuarios	5.472.528	0	0	0	0	0	5.472.528
402	01	01	00	Alimentos y bebidas para personas	5.472.528	0	0	0	0	0	5.472.528
402	02	00	00	Productos de minas, canteras y yacimientos	22.500	0	0	0	0	0	22.500
402	02	05	00	Piedra, arcilla, arena y tierra	22.500	0	0	0	0	0	22.500
402	03	00	00	Textiles y vestuarios	1.275.746	0	0	0	0	0	1.275.746
402	03	01	00	Textiles	450.000	0	0	0	0	0	450.000
402	03	02	00	Prendas de vestir	719.164	0	0	0	0	0	719.164
402	03	03	00	Calzados	106.582	0	0	0	0	0	106.582
402	04	00	00	Productos de cuero y caucho	842.815	0	0	0	0	0	842.815
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.370	0	0	0	0	0	1.370
402	04	03	00	Cauchos y tripas para vehículos	825.000	0	0	0	0	0	825.000
402	04	99	00	Otros productos de cuero y caucho	16.445	0	0	0	0	0	16.445
402	05	00	00	Productos de papel, cartón e impresos	4.491.375	0	0	0	0	0	4.491.375
402	05	01	00	Pulpa de madera, papel y cartón	994.310	0	0	0	0	0	994.310
402	05	02	00	Envases y cajas de papel y cartón	90.000	0	0	0	0	0	90.000
402	05	03	00	Productos de papel y cartón para oficina	2.427.465	0	0	0	0	0	2.427.465
402	05	04	00	Libros, revistas y periódicos	4.600	0	0	0	0	0	4.600
402	05	06	00	Productos de papel y cartón para computación	825.000	0	0	0	0	0	825.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	75.000	0	0	0	0	0	75.000
402	05	99	00	Otros productos de pulpa, papel y cartón	75.000	0	0	0	0	0	75.000
402	06	00	00	Productos químicos y derivados	2.385.389	0	0	0	0	0	2.385.389
402	06	03	00	Tintas, pinturas y colorantes	1.650.000	0	0	0	0	0	1.650.000
402	06	04	00	Productos farmacéuticos y medicamentos	147.862	0	0	0	0	0	147.862
402	06	05	00	Productos de tocador	24.803	0	0	0	0	0	24.803
402	06	06	00	Combustibles y lubricantes	150.000	0	0	0	0	0	150.000
402	06	07	00	Productos diversos derivados del petróleo y del carbón	18.750	0	0	0	0	0	18.750
402	06	08	00	Productos plásticos	391.674	0	0	0	0	0	391.674
402	06	99	00	Otros productos de la industria química y conexos	2.300	0	0	0	0	0	2.300
402	07	00	00	Productos minerales no metálicos	21.625	0	0	0	0	0	21.625
402	07	01	00	Productos de barro, loza y porcelana	2.875	0	0	0	0	0	2.875
402	07	04	00	Cemento, cal y yeso	18.750	0	0	0	0	0	18.750
402	08	00	00	Productos metálicos	191.667	0	0	0	0	0	191.667

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	41.667	0	0	0	0	0	41.667
402	08	09	00	Repuestos y accesorios para equipos de transporte	112.500	0	0	0	0	0	112.500
402	08	10	00	Repuestos y accesorios para otros equipos	37.500	0	0	0	0	0	37.500
402	10	00	00	Productos varios y útiles diversos	2.268.212	0	0	0	0	0	2.268.212
402	10	01	00	Artículos de deporte, recreación y juguetes	18.461	0	0	0	0	0	18.461
402	10	02	00	Materiales y útiles de limpieza y aseo	1.251.100	0	0	0	0	0	1.251.100
402	10	03	00	Utensilios de cocina y comedor	37.500	0	0	0	0	0	37.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	512.525	0	0	0	0	0	512.525
402	10	06	00	Condecoraciones, ofrendas y similares	2.793	0	0	0	0	0	2.793
402	10	07	00	Productos de seguridad en el trabajo	33.333	0	0	0	0	0	33.333
402	10	08	00	Materiales para equipos de computación	208.333	0	0	0	0	0	208.333
402	10	09	00	Especies timbradas y valores	12.500	0	0	0	0	0	12.500
402	10	11	00	Materiales eléctricos	41.667	0	0	0	0	0	41.667
402	10	12	00	Materiales para instalaciones sanitarias	41.667	0	0	0	0	0	41.667
402	10	13	00	Materiales fotográficos	50.000	0	0	0	0	0	50.000
402	10	99	00	Otros productos y útiles diversos	58.333	0	0	0	0	0	58.333
402	99	00	00	Otros materiales y suministros	18.423.656	0	0	0	0	0	18.423.656
402	99	01	00	Otros materiales y suministros	18.423.656	0	0	0	0	0	18.423.656
403	**00**	**00**	**00**	**Servicios no personales**	**57.473.757**	**0**	**0**	**0**	**0**	**0**	**57.473.757**
403	01	00	00	Alquileres de inmuebles	757.280	0	0	0	0	0	757.280
403	01	01	00	Alquileres de edificios y locales	757.280	0	0	0	0	0	757.280
403	04	00	00	Servicios básicos	3.557.419	0	0	0	0	0	3.557.419
403	04	01	00	Electricidad	464.304	0	0	0	0	0	464.304
403	04	03	00	Agua	39.371	0	0	0	0	0	39.371
403	04	04	00	Teléfonos	2.950.500	0	0	0	0	0	2.950.500
403	04	05	00	Servicio de comunicaciones	244	0	0	0	0	0	244
403	04	06	00	Servicio de aseo urbano y domiciliario	103.000	0	0	0	0	0	103.000
403	06	00	00	Servicios de transporte y almacenaje	70.909	0	0	0	0	0	70.909
403	06	01	00	Fletes y embalajes	4.203	0	0	0	0	0	4.203
403	06	02	00	Almacenaje	8.333	0	0	0	0	0	8.333
403	06	03	00	Estacionamiento	41.250	0	0	0	0	0	41.250
403	06	04	00	Peaje	16.500	0	0	0	0	0	16.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	623	0	0	0	0	0	623

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.097.000	0	0	0	0	0	10.097.000
403	07	01	00	Publicidad y propaganda	1.187.500	0	0	0	0	0	1.187.500
403	07	02	00	Imprenta y reproducción	1.129.000	0	0	0	0	0	1.129.000
403	07	03	00	Relaciones sociales	2.962.500	0	0	0	0	0	2.962.500
403	07	04	00	Avisos	4.818.000	0	0	0	0	0	4.818.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.103.333	0	0	0	0	0	1.103.333
403	08	01	00	Primas y gastos de seguros	1.083.333	0	0	0	0	0	1.083.333
403	08	02	00	Comisiones y gastos bancarios	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	5.878.321	0	0	0	0	0	5.878.321
403	09	01	00	Viáticos y pasajes dentro del país	4.792.490	0	0	0	0	0	4.792.490
403	09	02	00	Viáticos y pasajes fuera del país	1.085.831	0	0	0	0	0	1.085.831
403	10	00	00	Servicios profesionales y técnicos	916.663	0	0	0	0	0	916.663
403	10	99	00	Otros servicios profesionales y técnicos	916.663	0	0	0	0	0	916.663
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.717.959	0	0	0	0	0	3.717.959
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.217.959	0	0	0	0	0	1.217.959
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.500.000	0	0	0	0	0	2.500.000
403	12	00	00	Conservación y reparaciones menores de obras	2.500.000	0	0	0	0	0	2.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.500.000	0	0	0	0	0	2.500.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.608.700	0	0	0	0	0	4.608.700
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.608.700	0	0	0	0	0	4.608.700
403	18	00	00	Impuestos indirectos	14.468.602	0	0	0	0	0	14.468.602
403	18	01	00	Impuesto al valor agregado	14.468.602	0	0	0	0	0	14.468.602
403	99	00	00	Otros servicios no personales	9.797.571	0	0	0	0	0	9.797.571
403	99	01	00	Otros servicios no personales	9.797.571	0	0	0	0	0	9.797.571
404	**00**	**00**	**00**	**Activos reales**	**34.322.763**	**0**	**0**	**0**	**0**	**0**	**34.322.763**
404	01	00	00	Repuestos y reparaciones mayores	43.833	0	0	0	0	0	43.833
404	01	01	00	Repuestos mayores	26.583	0	0	0	0	0	26.583
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	20.833	0	0	0	0	0	20.833
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	5.750	0	0	0	0	0	5.750
404	01	02	00	Reparaciones mayores de maquinaria y equipos	17.250	0	0	0	0	0	17.250
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	17.250	0	0	0	0	0	17.250
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	59.582	0	0	0	0	0	59.582

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	58.333	0	0	0	0	0	58.333
404	03	05	00	Maquinaria y equipos industriales y de taller	1.249	0	0	0	0	0	1.249
404	04	00	00	Equipos de transporte, tracción y elevación	4.008.333	0	0	0	0	0	4.008.333
404	04	01	00	Vehículos automotores terrestres	4.000.000	0	0	0	0	0	4.000.000
404	04	05	00	Vehículos de tracción no motorizados	8.333	0	0	0	0	0	8.333
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.574.881	0	0	0	0	0	4.574.881
404	05	01	00	Equipos de telecomunicaciones	3.117.347	0	0	0	0	0	3.117.347
404	05	03	00	Equipos de control de tráfico aéreo	204.135	0	0	0	0	0	204.135
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	1.253.399	0	0	0	0	0	1.253.399
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	8.333	0	0	0	0	0	8.333
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	8.333	0	0	0	0	0	8.333
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	186.959	0	0	0	0	0	186.959
404	07	02	00	Equipos de enseñanza, deporte y recreación	40.408	0	0	0	0	0	40.408
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	146.551	0	0	0	0	0	146.551
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	12.277.083	0	0	0	0	0	12.277.083
404	09	01	00	Mobiliario y equipos de oficina	4.570.692	0	0	0	0	0	4.570.692
404	09	02	00	Equipos de computación	5.279.583	0	0	0	0	0	5.279.583
404	09	03	00	Mobiliario y equipos de alojamiento	256.406	0	0	0	0	0	256.406
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.170.402	0	0	0	0	0	2.170.402
404	12	00	00	Activos intangibles	3.312.813	0	0	0	0	0	3.312.813
404	12	04	00	Paquetes y programas de computación	3.312.813	0	0	0	0	0	3.312.813
404	99	00	00	Otros activos reales	9.850.946	0	0	0	0	0	9.850.946
404	99	01	00	Otros activos reales	9.850.946	0	0	0	0	0	9.850.946
407	**00**	**00**	**00**	**Transferencias y donaciones**	**735.425.344**	**0**	**0**	**0**	**0**	**0**	**735.425.344**
407	01	00	00	Transferencias y donaciones corrientes internas	735.425.344	0	0	0	0	0	735.425.344
407	01	02	00	Donaciones corrientes internas al sector privado	3.000.000	0	0	0	0	0	3.000.000
407	01	02	01	Donaciones corrientes a personas	3.000.000	0	0	0	0	0	3.000.000
407	01	03	00	Transferencias corrientes internas al sector público	732.425.344	0	0	0	0	0	732.425.344
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	726.900.344	0	0	0	0	0	726.900.344
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	5.525.000	0	0	0	0	0	5.525.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.000.000	0	0	0	0	0	2.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	2.000.000	0	0	0	0	0	2.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**864.617.377**	**0**	**0**	**0**	**0**	**0**	**864.617.377**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**732.425.344**	**0**	**0**	**0**	**0**	**0**	**732.425.344**
407	01	00	00	Transferencias y donaciones corrientes internas	732.425.344	0	0	0	0	0	732.425.344
407	01	03	00	Transferencias corrientes internas al sector público	732.425.344	0	0	0	0	0	732.425.344
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	726.900.344	0	0	0	0	0	726.900.344
				- A0444 Fundación Misión Hábitat	32.000.000	0	0	0	0	0	32.000.000
				- A0662 Instituto Nacional de la Vivienda (INAVI)	694.900.344	0	0	0	0	0	694.900.344
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	5.525.000	0	0	0	0	0	5.525.000
				- A0636 Centro Rafael Urdaneta, S.A.	750.000	0	0	0	0	0	750.000
				- A0675 Promotora del Desarrollo Urbano de la Región Zuliana, C.A. (PRODUZCA)	750.000	0	0	0	0	0	750.000
				- A1512 Empresa Mixta para la Producción de Insumos para la Construcción, S.A. (VEMPROINCO)	4.025.000	0	0	0	0	0	4.025.000
				Totales	**732.425.344**	**0**	**0**	**0**	**0**	**0**	**732.425.344**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 620002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**35.395.513**	**0**	**0**	**0**	**0**	**0**	**35.395.513**
402	01	00	00	Productos alimenticios y agropecuarios	5.472.528	0	0	0	0	0	5.472.528
402	01	01	00	Alimentos y bebidas para personas	5.472.528	0	0	0	0	0	5.472.528
402	02	00	00	Productos de minas, canteras y yacimientos	22.500	0	0	0	0	0	22.500
402	02	05	00	Piedra, arcilla, arena y tierra	22.500	0	0	0	0	0	22.500
402	03	00	00	Textiles y vestuarios	1.275.746	0	0	0	0	0	1.275.746
402	03	01	00	Textiles	450.000	0	0	0	0	0	450.000
402	03	02	00	Prendas de vestir	719.164	0	0	0	0	0	719.164
402	03	03	00	Calzados	106.582	0	0	0	0	0	106.582
402	04	00	00	Productos de cuero y caucho	842.815	0	0	0	0	0	842.815
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.370	0	0	0	0	0	1.370
402	04	03	00	Cauchos y tripas para vehículos	825.000	0	0	0	0	0	825.000
402	04	99	00	Otros productos de cuero y caucho	16.445	0	0	0	0	0	16.445
402	05	00	00	Productos de papel, cartón e impresos	4.491.375	0	0	0	0	0	4.491.375
402	05	01	00	Pulpa de madera, papel y cartón	994.310	0	0	0	0	0	994.310
402	05	02	00	Envases y cajas de papel y cartón	90.000	0	0	0	0	0	90.000
402	05	03	00	Productos de papel y cartón para oficina	2.427.465	0	0	0	0	0	2.427.465
402	05	04	00	Libros, revistas y periódicos	4.600	0	0	0	0	0	4.600
402	05	06	00	Productos de papel y cartón para computación	825.000	0	0	0	0	0	825.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	75.000	0	0	0	0	0	75.000
402	05	99	00	Otros productos de pulpa, papel y cartón	75.000	0	0	0	0	0	75.000
402	06	00	00	Productos químicos y derivados	2.385.389	0	0	0	0	0	2.385.389
402	06	03	00	Tintas, pinturas y colorantes	1.650.000	0	0	0	0	0	1.650.000
402	06	04	00	Productos farmacéuticos y medicamentos	147.862	0	0	0	0	0	147.862
402	06	05	00	Productos de tocador	24.803	0	0	0	0	0	24.803
402	06	06	00	Combustibles y lubricantes	150.000	0	0	0	0	0	150.000
402	06	07	00	Productos diversos derivados del petróleo y del carbón	18.750	0	0	0	0	0	18.750
402	06	08	00	Productos plásticos	391.674	0	0	0	0	0	391.674

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 620002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	99	00	Otros productos de la industria química y conexos	2.300	0	0	0	0	0	2.300
402	07	00	00	Productos minerales no metálicos	21.625	0	0	0	0	0	21.625
402	07	01	00	Productos de barro, loza y porcelana	2.875	0	0	0	0	0	2.875
402	07	04	00	Cemento, cal y yeso	18.750	0	0	0	0	0	18.750
402	08	00	00	Productos metálicos	191.667	0	0	0	0	0	191.667
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	41.667	0	0	0	0	0	41.667
402	08	09	00	Repuestos y accesorios para equipos de transporte	112.500	0	0	0	0	0	112.500
402	08	10	00	Repuestos y accesorios para otros equipos	37.500	0	0	0	0	0	37.500
402	10	00	00	Productos varios y útiles diversos	2.268.212	0	0	0	0	0	2.268.212
402	10	01	00	Artículos de deporte, recreación y juguetes	18.461	0	0	0	0	0	18.461
402	10	02	00	Materiales y útiles de limpieza y aseo	1.251.100	0	0	0	0	0	1.251.100
402	10	03	00	Utensilios de cocina y comedor	37.500	0	0	0	0	0	37.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	512.525	0	0	0	0	0	512.525
402	10	06	00	Condecoraciones, ofrendas y similares	2.793	0	0	0	0	0	2.793
402	10	07	00	Productos de seguridad en el trabajo	33.333	0	0	0	0	0	33.333
402	10	08	00	Materiales para equipos de computación	208.333	0	0	0	0	0	208.333
402	10	09	00	Especies timbradas y valores	12.500	0	0	0	0	0	12.500
402	10	11	00	Materiales eléctricos	41.667	0	0	0	0	0	41.667
402	10	12	00	Materiales para instalaciones sanitarias	41.667	0	0	0	0	0	41.667
402	10	13	00	Materiales fotográficos	50.000	0	0	0	0	0	50.000
402	10	99	00	Otros productos y útiles diversos	58.333	0	0	0	0	0	58.333
402	99	00	00	Otros materiales y suministros	18.423.656	0	0	0	0	0	18.423.656
402	99	01	00	Otros materiales y suministros	18.423.656	0	0	0	0	0	18.423.656
403	**00**	**00**	**00**	**Servicios no personales**	**57.473.757**	**0**	**0**	**0**	**0**	**0**	**57.473.757**
403	01	00	00	Alquileres de inmuebles	757.280	0	0	0	0	0	757.280
403	01	01	00	Alquileres de edificios y locales	757.280	0	0	0	0	0	757.280
403	04	00	00	Servicios básicos	3.557.419	0	0	0	0	0	3.557.419
403	04	01	00	Electricidad	464.304	0	0	0	0	0	464.304

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 620002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	03	00	Agua	39.371	0	0	0	0	0	39.371
403	04	04	00	Teléfonos	2.950.500	0	0	0	0	0	2.950.500
403	04	05	00	Servicio de comunicaciones	244	0	0	0	0	0	244
403	04	06	00	Servicio de aseo urbano y domiciliario	103.000	0	0	0	0	0	103.000
403	06	00	00	Servicios de transporte y almacenaje	70.909	0	0	0	0	0	70.909
403	06	01	00	Fletes y embalajes	4.203	0	0	0	0	0	4.203
403	06	02	00	Almacenaje	8.333	0	0	0	0	0	8.333
403	06	03	00	Estacionamiento	41.250	0	0	0	0	0	41.250
403	06	04	00	Peaje	16.500	0	0	0	0	0	16.500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	623	0	0	0	0	0	623
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.097.000	0	0	0	0	0	10.097.000
403	07	01	00	Publicidad y propaganda	1.187.500	0	0	0	0	0	1.187.500
403	07	02	00	Imprenta y reproducción	1.129.000	0	0	0	0	0	1.129.000
403	07	03	00	Relaciones sociales	2.962.500	0	0	0	0	0	2.962.500
403	07	04	00	Avisos	4.818.000	0	0	0	0	0	4.818.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.103.333	0	0	0	0	0	1.103.333
403	08	01	00	Primas y gastos de seguros	1.083.333	0	0	0	0	0	1.083.333
403	08	02	00	Comisiones y gastos bancarios	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	5.878.321	0	0	0	0	0	5.878.321
403	09	01	00	Viáticos y pasajes dentro del país	4.792.490	0	0	0	0	0	4.792.490
403	09	02	00	Viáticos y pasajes fuera del país	1.085.831	0	0	0	0	0	1.085.831
403	10	00	00	Servicios profesionales y técnicos	916.663	0	0	0	0	0	916.663
403	10	99	00	Otros servicios profesionales y técnicos	916.663	0	0	0	0	0	916.663
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.717.959	0	0	0	0	0	3.717.959
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.217.959	0	0	0	0	0	1.217.959
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.500.000	0	0	0	0	0	2.500.000
403	12	00	00	Conservación y reparaciones menores de obras	2.500.000	0	0	0	0	0	2.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.500.000	0	0	0	0	0	2.500.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 620002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.608.700	0	0	0	0	0	4.608.700
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.608.700	0	0	0	0	0	4.608.700
403	18	00	00	Impuestos indirectos	14.468.602	0	0	0	0	0	14.468.602
403	18	01	00	Impuesto al valor agregado	14.468.602	0	0	0	0	0	14.468.602
403	99	00	00	Otros servicios no personales	9.797.571	0	0	0	0	0	9.797.571
403	99	01	00	Otros servicios no personales	9.797.571	0	0	0	0	0	9.797.571
404	**00**	**00**	**00**	**Activos reales**	**34.322.763**	**0**	**0**	**0**	**0**	**0**	**34.322.763**
404	01	00	00	Repuestos y reparaciones mayores	43.833	0	0	0	0	0	43.833
404	01	01	00	Repuestos mayores	26.583	0	0	0	0	0	26.583
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	20.833	0	0	0	0	0	20.833
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	5.750	0	0	0	0	0	5.750
404	01	02	00	Reparaciones mayores de maquinaria y equipos	17.250	0	0	0	0	0	17.250
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	17.250	0	0	0	0	0	17.250
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	59.582	0	0	0	0	0	59.582
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	58.333	0	0	0	0	0	58.333
404	03	05	00	Maquinaria y equipos industriales y de taller	1.249	0	0	0	0	0	1.249
404	04	00	00	Equipos de transporte, tracción y elevación	4.008.333	0	0	0	0	0	4.008.333
404	04	01	00	Vehículos automotores terrestres	4.000.000	0	0	0	0	0	4.000.000
404	04	05	00	Vehículos de tracción no motorizados	8.333	0	0	0	0	0	8.333
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.574.881	0	0	0	0	0	4.574.881
404	05	01	00	Equipos de telecomunicaciones	3.117.347	0	0	0	0	0	3.117.347
404	05	03	00	Equipos de control de tráfico aéreo	204.135	0	0	0	0	0	204.135
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	1.253.399	0	0	0	0	0	1.253.399
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	8.333	0	0	0	0	0	8.333
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	8.333	0	0	0	0	0	8.333
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	186.959	0	0	0	0	0	186.959
404	07	02	00	Equipos de enseñanza, deporte y recreación	40.408	0	0	0	0	0	40.408
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	146.551	0	0	0	0	0	146.551

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 620002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	12.277.083	0	0	0	0	0	12.277.083
404	09	01	00	Mobiliario y equipos de oficina	4.570.692	0	0	0	0	0	4.570.692
404	09	02	00	Equipos de computación	5.279.583	0	0	0	0	0	5.279.583
404	09	03	00	Mobiliario y equipos de alojamiento	256.406	0	0	0	0	0	256.406
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.170.402	0	0	0	0	0	2.170.402
404	12	00	00	Activos intangibles	3.312.813	0	0	0	0	0	3.312.813
404	12	04	00	Paquetes y programas de computación	3.312.813	0	0	0	0	0	3.312.813
404	99	00	00	Otros activos reales	9.850.946	0	0	0	0	0	9.850.946
404	99	01	00	Otros activos reales	9.850.946	0	0	0	0	0	9.850.946
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.000.000	0	0	0	0	0	2.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	2.000.000	0	0	0	0	0	2.000.000
				Totales	**129.192.033**	**0**	**0**	**0**	**0**	**0**	**129.192.033**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 620002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.000.000**	**0**	**0**	**0**	**0**	**0**	**3.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	3.000.000	0	0	0	0	0	3.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	3.000.000	0	0	0	0	0	3.000.000
407	01	02	01	Donaciones corrientes a personas	3.000.000	0	0	0	0	0	3.000.000
				Totales	**3.000.000**	**0**	**0**	**0**	**0**	**0**	**3.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 620002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**732.425.344**	**0**	**0**	**0**	**0**	**0**	**732.425.344**
407	01	00	00	Transferencias y donaciones corrientes internas	732.425.344	0	0	0	0	0	732.425.344
407	01	03	00	Transferencias corrientes internas al sector público	732.425.344	0	0	0	0	0	732.425.344
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	726.900.344	0	0	0	0	0	726.900.344
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	5.525.000	0	0	0	0	0	5.525.000
				Totales	**732.425.344**	**0**	**0**	**0**	**0**	**0**	**732.425.344**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

ACCIÓN CENTRALIZADA: 620003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**134.782.544**	**0**	**0**	**0**	**0**	**0**	**134.782.544**
407	01	00	00	Transferencias y donaciones corrientes internas	134.782.544	0	0	0	0	0	134.782.544
407	01	01	00	Transferencias corrientes internas al sector privado	134.782.544	0	0	0	0	0	134.782.544
407	01	01	01	Pensiones del personal empleado, obrero y militar	3.344.465	0	0	0	0	0	3.344.465
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	49.505.891	0	0	0	0	0	49.505.891
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	905.713	0	0	0	0	0	905.713
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	334.417	0	0	0	0	0	334.417
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	3.660.000	0	0	0	0	0	3.660.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	12.374.737	0	0	0	0	0	12.374.737
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	4.949.895	0	0	0	0	0	4.949.895
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	59.707.426	0	0	0	0	0	59.707.426
				Totales	**134.782.544**	**0**	**0**	**0**	**0**	**0**	**134.782.544**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 62 - 105

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT **ACCIÓN CENTRALIZADA:** 620003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 620003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**134.782.544**	**0**	**0**	**0**	**0**	**0**	**134.782.544**
407	01	00	00	Transferencias y donaciones corrientes internas	134.782.544	0	0	0	0	0	134.782.544
407	01	01	00	Transferencias corrientes internas al sector privado	134.782.544	0	0	0	0	0	134.782.544
407	01	01	01	Pensiones del personal empleado, obrero y militar	3.344.465	0	0	0	0	0	3.344.465
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	49.505.891	0	0	0	0	0	49.505.891
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	905.713	0	0	0	0	0	905.713
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	334.417	0	0	0	0	0	334.417
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	3.660.000	0	0	0	0	0	3.660.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	12.374.737	0	0	0	0	0	12.374.737
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	4.949.895	0	0	0	0	0	4.949.895
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	59.707.426	0	0	0	0	0	59.707.426
				Totales	**134.782.544**	**0**	**0**	**0**	**0**	**0**	**134.782.544**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

ACCIÓN CENTRALIZADA: 620007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.884.657**	**0**	**0**	**0**	**0**	**0**	**3.884.657**
402	01	00	00	Productos alimenticios y agropecuarios	736.652	0	0	0	0	0	736.652
402	01	01	00	Alimentos y bebidas para personas	736.652	0	0	0	0	0	736.652
402	03	00	00	Textiles y vestuarios	1.078.250	0	0	0	0	0	1.078.250
402	03	01	00	Textiles	621.250	0	0	0	0	0	621.250
402	03	02	00	Prendas de vestir	283.000	0	0	0	0	0	283.000
402	03	03	00	Calzados	174.000	0	0	0	0	0	174.000
402	05	00	00	Productos de papel, cartón e impresos	443.375	0	0	0	0	0	443.375
402	05	01	00	Pulpa de madera, papel y cartón	261.125	0	0	0	0	0	261.125
402	05	02	00	Envases y cajas de papel y cartón	182.250	0	0	0	0	0	182.250
402	06	00	00	Productos químicos y derivados	299.100	0	0	0	0	0	299.100
402	06	04	00	Productos farmacéuticos y medicamentos	231.900	0	0	0	0	0	231.900
402	06	05	00	Productos de tocador	39.450	0	0	0	0	0	39.450
402	06	08	00	Productos plásticos	27.750	0	0	0	0	0	27.750
402	08	00	00	Productos metálicos	59.505	0	0	0	0	0	59.505
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	59.505	0	0	0	0	0	59.505
402	10	00	00	Productos varios y útiles diversos	267.775	0	0	0	0	0	267.775
402	10	01	00	Artículos de deporte, recreación y juguetes	35.100	0	0	0	0	0	35.100
402	10	02	00	Materiales y útiles de limpieza y aseo	112.630	0	0	0	0	0	112.630
402	10	06	00	Condecoraciones, ofrendas y similares	6.250	0	0	0	0	0	6.250
402	10	11	00	Materiales eléctricos	42.720	0	0	0	0	0	42.720
402	10	12	00	Materiales para instalaciones sanitarias	71.075	0	0	0	0	0	71.075
402	99	00	00	Otros materiales y suministros	1.000.000	0	0	0	0	0	1.000.000
402	99	01	00	Otros materiales y suministros	1.000.000	0	0	0	0	0	1.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**9.793.989**	**0**	**0**	**0**	**0**	**0**	**9.793.989**
403	01	00	00	Alquileres de inmuebles	496.500	0	0	0	0	0	496.500
403	01	01	00	Alquileres de edificios y locales	450.000	0	0	0	0	0	450.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	46.500	0	0	0	0	0	46.500
403	04	00	00	Servicios básicos	585.420	0	0	0	0	0	585.420
403	04	01	00	Electricidad	420.000	0	0	0	0	0	420.000
403	04	02	00	Gas	420	0	0	0	0	0	420
403	04	03	00	Agua	51.000	0	0	0	0	0	51.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

ACCIÓN CENTRALIZADA: 620007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	06	00	Servicio de aseo urbano y domiciliario	114.000	0	0	0	0	0	114.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.900.000	0	0	0	0	0	1.900.000
403	07	01	00	Publicidad y propaganda	1.750.000	0	0	0	0	0	1.750.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	0	150.000
403	10	00	00	Servicios profesionales y técnicos	1.846.500	0	0	0	0	0	1.846.500
403	10	10	00	Servicios de vigilancia	1.500.000	0	0	0	0	0	1.500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	346.500	0	0	0	0	0	346.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.500.000	0	0	0	0	0	1.500.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.500.000	0	0	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	1.465.569	0	0	0	0	0	1.465.569
403	18	01	00	Impuesto al valor agregado	1.465.569	0	0	0	0	0	1.465.569
403	99	00	00	Otros servicios no personales	2.000.000	0	0	0	0	0	2.000.000
403	99	01	00	Otros servicios no personales	2.000.000	0	0	0	0	0	2.000.000
				Totales	**13.678.646**	**0**	**0**	**0**	**0**	**0**	**13.678.646**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

ACCIÓN CENTRALIZADA: 620007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

ACCIÓN CENTRALIZADA: 620007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 620007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.884.657**	**0**	**0**	**0**	**0**	**0**	**3.884.657**
402	01	00	00	Productos alimenticios y agropecuarios	736.652	0	0	0	0	0	736.652
402	01	01	00	Alimentos y bebidas para personas	736.652	0	0	0	0	0	736.652
402	03	00	00	Textiles y vestuarios	1.078.250	0	0	0	0	0	1.078.250
402	03	01	00	Textiles	621.250	0	0	0	0	0	621.250
402	03	02	00	Prendas de vestir	283.000	0	0	0	0	0	283.000
402	03	03	00	Calzados	174.000	0	0	0	0	0	174.000
402	05	00	00	Productos de papel, cartón e impresos	443.375	0	0	0	0	0	443.375
402	05	01	00	Pulpa de madera, papel y cartón	261.125	0	0	0	0	0	261.125
402	05	02	00	Envases y cajas de papel y cartón	182.250	0	0	0	0	0	182.250
402	06	00	00	Productos químicos y derivados	299.100	0	0	0	0	0	299.100
402	06	04	00	Productos farmacéuticos y medicamentos	231.900	0	0	0	0	0	231.900
402	06	05	00	Productos de tocador	39.450	0	0	0	0	0	39.450
402	06	08	00	Productos plásticos	27.750	0	0	0	0	0	27.750
402	08	00	00	Productos metálicos	59.505	0	0	0	0	0	59.505
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	59.505	0	0	0	0	0	59.505
402	10	00	00	Productos varios y útiles diversos	267.775	0	0	0	0	0	267.775
402	10	01	00	Artículos de deporte, recreación y juguetes	35.100	0	0	0	0	0	35.100
402	10	02	00	Materiales y útiles de limpieza y aseo	112.630	0	0	0	0	0	112.630
402	10	06	00	Condecoraciones, ofrendas y similares	6.250	0	0	0	0	0	6.250
402	10	11	00	Materiales eléctricos	42.720	0	0	0	0	0	42.720
402	10	12	00	Materiales para instalaciones sanitarias	71.075	0	0	0	0	0	71.075
402	99	00	00	Otros materiales y suministros	1.000.000	0	0	0	0	0	1.000.000
402	99	01	00	Otros materiales y suministros	1.000.000	0	0	0	0	0	1.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**9.793.989**	**0**	**0**	**0**	**0**	**0**	**9.793.989**
403	01	00	00	Alquileres de inmuebles	496.500	0	0	0	0	0	496.500
403	01	01	00	Alquileres de edificios y locales	450.000	0	0	0	0	0	450.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	46.500	0	0	0	0	0	46.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

ACCIÓN CENTRALIZADA: 620007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 620007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	00	00	Servicios básicos	585.420	0	0	0	0	0	585.420
403	04	01	00	Electricidad	420.000	0	0	0	0	0	420.000
403	04	02	00	Gas	420	0	0	0	0	0	420
403	04	03	00	Agua	51.000	0	0	0	0	0	51.000
403	04	06	00	Servicio de aseo urbano y domiciliario	114.000	0	0	0	0	0	114.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.900.000	0	0	0	0	0	1.900.000
403	07	01	00	Publicidad y propaganda	1.750.000	0	0	0	0	0	1.750.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	0	150.000
403	10	00	00	Servicios profesionales y técnicos	1.846.500	0	0	0	0	0	1.846.500
403	10	10	00	Servicios de vigilancia	1.500.000	0	0	0	0	0	1.500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	346.500	0	0	0	0	0	346.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.500.000	0	0	0	0	0	1.500.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.500.000	0	0	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	1.465.569	0	0	0	0	0	1.465.569
403	18	01	00	Impuesto al valor agregado	1.465.569	0	0	0	0	0	1.465.569
403	99	00	00	Otros servicios no personales	2.000.000	0	0	0	0	0	2.000.000
403	99	01	00	Otros servicios no personales	2.000.000	0	0	0	0	0	2.000.000
				Totales	**13.678.646**	**0**	**0**	**0**	**0**	**0**	**13.678.646**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**65.534.801**	**0**	**0**	**0**	**0**	**0**	**65.534.801**
401	01	00	00	Sueldos, salarios y otras retribuciones	21.228.178	0	0	0	0	0	21.228.178
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	13.861.744	0	0	0	0	0	13.861.744
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	751.680	0	0	0	0	0	751.680
401	01	18	00	Remuneraciones al personal contratado	2.880.000	0	0	0	0	0	2.880.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	3.727.554	0	0	0	0	0	3.727.554
401	01	99	00	Otras retribuciones	7.200	0	0	0	0	0	7.200
401	03	00	00	Primas	5.201.444	0	0	0	0	0	5.201.444
401	03	02	00	Primas de transporte a empleados	771.120	0	0	0	0	0	771.120
401	03	03	00	Primas por hogar a empleados	367.200	0	0	0	0	0	367.200
401	03	08	00	Primas de profesionalización a empleados	2.286.608	0	0	0	0	0	2.286.608
401	03	09	00	Primas por antigüedad a empleados	1.583.038	0	0	0	0	0	1.583.038
401	03	17	00	Primas de transporte a obreros	75.600	0	0	0	0	0	75.600
401	03	18	00	Primas por hogar a obreros	36.000	0	0	0	0	0	36.000
401	03	21	00	Primas por antigüedad a obreros	67.651	0	0	0	0	0	67.651
401	03	22	00	Primas de profesionalización a obreros	14.227	0	0	0	0	0	14.227
401	04	00	00	Complementos de sueldos y salarios	6.256.140	0	0	0	0	0	6.256.140
401	04	02	00	Complemento a empleados por trabajo nocturno	211.200	0	0	0	0	0	211.200
401	04	06	00	Complemento a empleados por comisión de servicios	720.000	0	0	0	0	0	720.000
401	04	08	00	Bono compensatorio de alimentación a empleados	3.740.340	0	0	0	0	0	3.740.340
401	04	18	00	Bono compensatorio de alimentación a obreros	478.800	0	0	0	0	0	478.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	410.400	0	0	0	0	0	410.400
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	695.400	0	0	0	0	0	695.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.221.293	0	0	0	0	0	9.221.293
401	05	01	00	Aguinaldos a empleados	4.114.482	0	0	0	0	0	4.114.482
401	05	03	00	Bono vacacional a empleados	2.060.655	0	0	0	0	0	2.060.655
401	05	04	00	Aguinaldos a obreros	231.544	0	0	0	0	0	231.544
401	05	06	00	Bono vacacional a obreros	115.772	0	0	0	0	0	115.772
401	05	07	00	Aguinaldos al personal contratado	734.000	0	0	0	0	0	734.000
401	05	08	00	Bono vacacional al personal contratado	70.000	0	0	0	0	0	70.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.265.502	0	0	0	0	0	1.265.502

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	629.338	0	0	0	0	0	629.338
401	06	00	00	Aportes patronales y legales	4.054.294	0	0	0	0	0	4.054.294
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.763.155	0	0	0	0	0	1.763.155
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	509.357	0	0	0	0	0	509.357
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	352.632	0	0	0	0	0	352.632
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	462.194	0	0	0	0	0	462.194
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	76.944	0	0	0	0	0	76.944
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	25.007	0	0	0	0	0	25.007
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	15.389	0	0	0	0	0	15.389
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	22.691	0	0	0	0	0	22.691
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	566.702	0	0	0	0	0	566.702
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	136.427	0	0	0	0	0	136.427
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	123.796	0	0	0	0	0	123.796
401	07	00	00	Asistencia socio-económica	13.891.780	0	0	0	0	0	13.891.780
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.697.852	0	0	0	0	0	1.697.852
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	5.386.085	0	0	0	0	0	5.386.085
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	306.000	0	0	0	0	0	306.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.168.977	0	0	0	0	0	2.168.977
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	306.000	0	0	0	0	0	306.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	83.356	0	0	0	0	0	83.356
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	626.289	0	0	0	0	0	626.289
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	30.000	0	0	0	0	0	30.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	156.038	0	0	0	0	0	156.038
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	30.000	0	0	0	0	0	30.000
401	07	33	00	Asistencia socio-económica al personal contratado	1.644.358	0	0	0	0	0	1.644.358
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	454.762	0	0	0	0	0	454.762
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.002.063	0	0	0	0	0	1.002.063
401	08	00	00	Prestaciones sociales e indemnizaciones	5.681.672	0	0	0	0	0	5.681.672
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	3.851.610	0	0	0	0	0	3.851.610

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	189.094	0	0	0	0	0	189.094
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	609.334	0	0	0	0	0	609.334
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.031.634	0	0	0	0	0	1.031.634
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.051.334**	**0**	**0**	**0**	**0**	**0**	**8.051.334**
402	01	00	00	Productos alimenticios y agropecuarios	1.600.648	0	0	0	0	0	1.600.648
402	01	01	00	Alimentos y bebidas para personas	1.600.648	0	0	0	0	0	1.600.648
402	03	00	00	Textiles y vestuarios	911.300	0	0	0	0	0	911.300
402	03	01	00	Textiles	150.000	0	0	0	0	0	150.000
402	03	02	00	Prendas de vestir	756.300	0	0	0	0	0	756.300
402	03	99	00	Otros productos textiles y vestuarios	5.000	0	0	0	0	0	5.000
402	04	00	00	Productos de cuero y caucho	370.000	0	0	0	0	0	370.000
402	04	03	00	Cauchos y tripas para vehículos	370.000	0	0	0	0	0	370.000
402	05	00	00	Productos de papel, cartón e impresos	999.468	0	0	0	0	0	999.468
402	05	01	00	Pulpa de madera, papel y cartón	222.918	0	0	0	0	0	222.918
402	05	02	00	Envases y cajas de papel y cartón	89.410	0	0	0	0	0	89.410
402	05	03	00	Productos de papel y cartón para oficina	571.650	0	0	0	0	0	571.650
402	05	04	00	Libros, revistas y periódicos	25.000	0	0	0	0	0	25.000
402	05	05	00	Material de enseñanza	5.000	0	0	0	0	0	5.000
402	05	06	00	Productos de papel y cartón para computación	30.000	0	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.490	0	0	0	0	0	10.490
402	05	99	00	Otros productos de pulpa, papel y cartón	45.000	0	0	0	0	0	45.000
402	06	00	00	Productos químicos y derivados	530.109	0	0	0	0	0	530.109
402	06	02	00	Abonos, plaguicidas y otros	5.000	0	0	0	0	0	5.000
402	06	03	00	Tintas, pinturas y colorantes	85.000	0	0	0	0	0	85.000
402	06	04	00	Productos farmacéuticos y medicamentos	36.484	0	0	0	0	0	36.484
402	06	05	00	Productos de tocador	1.260	0	0	0	0	0	1.260
402	06	06	00	Combustibles y lubricantes	67.100	0	0	0	0	0	67.100
402	06	08	00	Productos plásticos	330.265	0	0	0	0	0	330.265
402	06	99	00	Otros productos de la industria química y conexos	5.000	0	0	0	0	0	5.000
402	07	00	00	Productos minerales no metálicos	7.500	0	0	0	0	0	7.500
402	07	01	00	Productos de barro, loza y porcelana	1.500	0	0	0	0	0	1.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	02	00	Vidrios y productos de vidrio	1.500	0	0	0	0	0	1.500
402	07	04	00	Cemento, cal y yeso	2.500	0	0	0	0	0	2.500
402	07	99	00	Otros productos minerales no metálicos	2.000	0	0	0	0	0	2.000
402	08	00	00	Productos metálicos	332.800	0	0	0	0	0	332.800
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	178.800	0	0	0	0	0	178.800
402	08	07	00	Material de señalamiento	20.000	0	0	0	0	0	20.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	81.000	0	0	0	0	0	81.000
402	08	10	00	Repuestos y accesorios para otros equipos	3.000	0	0	0	0	0	3.000
402	08	99	00	Otros productos metálicos	50.000	0	0	0	0	0	50.000
402	09	00	00	Productos de madera	14.000	0	0	0	0	0	14.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	11.000	0	0	0	0	0	11.000
402	09	99	00	Otros productos de madera	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	3.074.309	0	0	0	0	0	3.074.309
402	10	01	00	Artículos de deporte, recreación y juguetes	17.100	0	0	0	0	0	17.100
402	10	02	00	Materiales y útiles de limpieza y aseo	227.420	0	0	0	0	0	227.420
402	10	03	00	Utensilios de cocina y comedor	22.100	0	0	0	0	0	22.100
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	423.515	0	0	0	0	0	423.515
402	10	07	00	Productos de seguridad en el trabajo	55.600	0	0	0	0	0	55.600
402	10	08	00	Materiales para equipos de computación	1.891.229	0	0	0	0	0	1.891.229
402	10	11	00	Materiales eléctricos	173.450	0	0	0	0	0	173.450
402	10	12	00	Materiales para instalaciones sanitarias	94.895	0	0	0	0	0	94.895
402	10	99	00	Otros productos y útiles diversos	164.000	0	0	0	0	0	164.000
402	99	00	00	Otros materiales y suministros	211.200	0	0	0	0	0	211.200
402	99	01	00	Otros materiales y suministros	211.200	0	0	0	0	0	211.200
403	**00**	**00**	**00**	**Servicios no personales**	**15.905.450**	**0**	**0**	**0**	**0**	**0**	**15.905.450**
403	01	00	00	Alquileres de inmuebles	950.000	0	0	0	0	0	950.000
403	01	01	00	Alquileres de edificios y locales	950.000	0	0	0	0	0	950.000
403	04	00	00	Servicios básicos	1.482.501	0	0	0	0	0	1.482.501
403	04	01	00	Electricidad	252.000	0	0	0	0	0	252.000
403	04	03	00	Agua	39.600	0	0	0	0	0	39.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	04	00	Teléfonos	494.605	0	0	0	0	0	494.605
403	04	05	00	Servicio de comunicaciones	254.696	0	0	0	0	0	254.696
403	04	06	00	Servicio de aseo urbano y domiciliario	99.600	0	0	0	0	0	99.600
403	04	07	00	Servicio de condominio	342.000	0	0	0	0	0	342.000
403	06	00	00	Servicios de transporte y almacenaje	122.000	0	0	0	0	0	122.000
403	06	01	00	Fletes y embalajes	17.000	0	0	0	0	0	17.000
403	06	03	00	Estacionamiento	80.000	0	0	0	0	0	80.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.835.000	0	0	0	0	0	3.835.000
403	07	01	00	Publicidad y propaganda	325.000	0	0	0	0	0	325.000
403	07	02	00	Imprenta y reproducción	2.150.000	0	0	0	0	0	2.150.000
403	07	03	00	Relaciones sociales	640.000	0	0	0	0	0	640.000
403	07	04	00	Avisos	720.000	0	0	0	0	0	720.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	600.000	0	0	0	0	0	600.000
403	08	01	00	Primas y gastos de seguros	600.000	0	0	0	0	0	600.000
403	09	00	00	Viáticos y pasajes	1.520.000	0	0	0	0	0	1.520.000
403	09	01	00	Viáticos y pasajes dentro del país	1.400.000	0	0	0	0	0	1.400.000
403	09	02	00	Viáticos y pasajes fuera del país	120.000	0	0	0	0	0	120.000
403	10	00	00	Servicios profesionales y técnicos	1.485.400	0	0	0	0	0	1.485.400
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	50.400	0	0	0	0	0	50.400
403	10	07	00	Servicios de capacitación y adiestramiento	1.170.001	0	0	0	0	0	1.170.001
403	10	99	00	Otros servicios profesionales y técnicos	264.999	0	0	0	0	0	264.999
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.062.000	0	0	0	0	0	1.062.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	536.000	0	0	0	0	0	536.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	252.000	0	0	0	0	0	252.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	174.000	0	0	0	0	0	174.000
403	12	00	00	Conservación y reparaciones menores de obras	440.000	0	0	0	0	0	440.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	440.000	0	0	0	0	0	440.000
403	15	00	00	Servicios fiscales	1.950	0	0	0	0	0	1.950
403	15	02	00	Tasas y otros derechos obligatorios	1.950	0	0	0	0	0	1.950

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.040.001	0	0	0	0	0	1.040.001
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.040.001	0	0	0	0	0	1.040.001
403	18	00	00	Impuestos indirectos	3.022.931	0	0	0	0	0	3.022.931
403	18	01	00	Impuesto al valor agregado	3.022.931	0	0	0	0	0	3.022.931
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	83.667	0	0	0	0	0	83.667
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	83.667	0	0	0	0	0	83.667
403	99	00	00	Otros servicios no personales	260.000	0	0	0	0	0	260.000
403	99	01	00	Otros servicios no personales	260.000	0	0	0	0	0	260.000
404	**00**	**00**	**00**	**Activos reales**	**6.046.400**	**0**	**0**	**0**	**0**	**0**	**6.046.400**
404	01	00	00	Repuestos y reparaciones mayores	691.000	0	0	0	0	0	691.000
404	01	01	00	Repuestos mayores	247.000	0	0	0	0	0	247.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	247.000	0	0	0	0	0	247.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	444.000	0	0	0	0	0	444.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	404.000	0	0	0	0	0	404.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	0	40.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	80.000	0	0	0	0	0	80.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	80.000	0	0	0	0	0	80.000
404	04	00	00	Equipos de transporte, tracción y elevación	700.000	0	0	0	0	0	700.000
404	04	01	00	Vehículos automotores terrestres	700.000	0	0	0	0	0	700.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	780.700	0	0	0	0	0	780.700
404	05	01	00	Equipos de telecomunicaciones	505.700	0	0	0	0	0	505.700
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	275.000	0	0	0	0	0	275.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	131.000	0	0	0	0	0	131.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	131.000	0	0	0	0	0	131.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.093.700	0	0	0	0	0	3.093.700
404	09	01	00	Mobiliario y equipos de oficina	553.700	0	0	0	0	0	553.700
404	09	02	00	Equipos de computación	2.238.450	0	0	0	0	0	2.238.450
404	09	03	00	Mobiliario y equipos de alojamiento	276.550	0	0	0	0	0	276.550
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
404	12	00	00	Activos intangibles	100.000	0	0	0	0	0	100.000
404	12	04	00	Paquetes y programas de computación	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	00	00	Otros activos reales	470.000	0	0	0	0	0	470.000
404	99	01	00	Otros activos reales	470.000	0	0	0	0	0	470.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.900.578.653**	**0**	**0**	**0**	**0**	**0**	**15.900.578.653**
407	11	00	00	Fondo de Compensación Interterritorial	15.900.578.653	0	0	0	0	0	15.900.578.653
407	11	01	00	Fondo de Compensación Interterritorial Estadal	5.996.172.059	0	0	0	0	0	5.996.172.059
407	11	02	00	Fondo de Compensación Interterritorial Municipal	4.480.530.741	0	0	0	0	0	4.480.530.741
407	11	03	00	Fondo de Compensación Interterritorial Poder Popular	4.770.173.596	0	0	0	0	0	4.770.173.596
407	11	04	00	Fondo de Compensación Interterritorial Fortalecimiento Institucional	653.702.257	0	0	0	0	0	653.702.257
				Totales	**15.996.116.638**	**0**	**0**	**0**	**0**	**0**	**15.996.116.638**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**18.894.928**	**0**	**0**	**0**	**0**	**0**	**18.894.928**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.732.984	0	0	0	0	0	6.732.984
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.136.389	0	0	0	0	0	4.136.389
401	01	18	00	Remuneraciones al personal contratado	1.440.000	0	0	0	0	0	1.440.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.156.595	0	0	0	0	0	1.156.595
401	03	00	00	Primas	1.488.097	0	0	0	0	0	1.488.097
401	03	02	00	Primas de transporte a empleados	219.240	0	0	0	0	0	219.240
401	03	03	00	Primas por hogar a empleados	104.400	0	0	0	0	0	104.400
401	03	08	00	Primas de profesionalización a empleados	688.088	0	0	0	0	0	688.088
401	03	09	00	Primas por antigüedad a empleados	476.369	0	0	0	0	0	476.369
401	04	00	00	Complementos de sueldos y salarios	1.755.360	0	0	0	0	0	1.755.360
401	04	06	00	Complemento a empleados por comisión de servicios	360.000	0	0	0	0	0	360.000
401	04	08	00	Bono compensatorio de alimentación a empleados	998.640	0	0	0	0	0	998.640
401	04	26	00	Bono compensatorio de alimentación al personal contratado	205.200	0	0	0	0	0	205.200
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	191.520	0	0	0	0	0	191.520
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.193.350	0	0	0	0	0	2.193.350
401	05	01	00	Aguinaldos a empleados	800.000	0	0	0	0	0	800.000
401	05	03	00	Bono vacacional a empleados	403.414	0	0	0	0	0	403.414
401	05	07	00	Aguinaldos al personal contratado	367.000	0	0	0	0	0	367.000
401	05	08	00	Bono vacacional al personal contratado	35.000	0	0	0	0	0	35.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	394.233	0	0	0	0	0	394.233
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	193.703	0	0	0	0	0	193.703
401	06	00	00	Aportes patronales y legales	1.174.205	0	0	0	0	0	1.174.205
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	524.049	0	0	0	0	0	524.049
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	151.392	0	0	0	0	0	151.392
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	104.810	0	0	0	0	0	104.810
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	137.374	0	0	0	0	0	137.374
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por	175.837	0	0	0	0	0	175.837

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **PROYECTO:** 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				personal de alto nivel y de dirección							
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	42.331	0	0	0	0	0	42.331
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	38.412	0	0	0	0	0	38.412
401	07	00	00	Asistencia socio-económica	3.781.383	0	0	0	0	0	3.781.383
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	504.639	0	0	0	0	0	504.639
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.523.970	0	0	0	0	0	1.523.970
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	87.000	0	0	0	0	0	87.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	323.222	0	0	0	0	0	323.222
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	87.000	0	0	0	0	0	87.000
401	07	33	00	Asistencia socio-económica al personal contratado	822.179	0	0	0	0	0	822.179
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	141.105	0	0	0	0	0	141.105
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	292.268	0	0	0	0	0	292.268
401	08	00	00	Prestaciones sociales e indemnizaciones	1.769.549	0	0	0	0	0	1.769.549
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.144.784	0	0	0	0	0	1.144.784
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	304.667	0	0	0	0	0	304.667
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	320.098	0	0	0	0	0	320.098
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**433.019**	**0**	**0**	**0**	**0**	**0**	**433.019**
402	01	00	00	Productos alimenticios y agropecuarios	94.064	0	0	0	0	0	94.064
402	01	01	00	Alimentos y bebidas para personas	94.064	0	0	0	0	0	94.064
402	03	00	00	Textiles y vestuarios	37.440	0	0	0	0	0	37.440
402	03	02	00	Prendas de vestir	37.440	0	0	0	0	0	37.440
402	05	00	00	Productos de papel, cartón e impresos	130.498	0	0	0	0	0	130.498
402	05	01	00	Pulpa de madera, papel y cartón	16.918	0	0	0	0	0	16.918
402	05	02	00	Envases y cajas de papel y cartón	4.440	0	0	0	0	0	4.440
402	05	03	00	Productos de papel y cartón para oficina	66.650	0	0	0	0	0	66.650
402	05	05	00	Material de enseñanza	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA

META: 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.490	0	0	0	0	0	5.490
402	05	99	00	Otros productos de pulpa, papel y cartón	32.000	0	0	0	0	0	32.000
402	06	00	00	Productos químicos y derivados	42.857	0	0	0	0	0	42.857
402	06	04	00	Productos farmacéuticos y medicamentos	892	0	0	0	0	0	892
402	06	06	00	Combustibles y lubricantes	21.700	0	0	0	0	0	21.700
402	06	08	00	Productos plásticos	20.265	0	0	0	0	0	20.265
402	08	00	00	Productos metálicos	800	0	0	0	0	0	800
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	800	0	0	0	0	0	800
402	10	00	00	Productos varios y útiles diversos	127.360	0	0	0	0	0	127.360
402	10	02	00	Materiales y útiles de limpieza y aseo	7.420	0	0	0	0	0	7.420
402	10	03	00	Utensilios de cocina y comedor	1.000	0	0	0	0	0	1.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	63.515	0	0	0	0	0	63.515
402	10	07	00	Productos de seguridad en el trabajo	13.900	0	0	0	0	0	13.900
402	10	08	00	Materiales para equipos de computación	38.680	0	0	0	0	0	38.680
402	10	11	00	Materiales eléctricos	450	0	0	0	0	0	450
402	10	12	00	Materiales para instalaciones sanitarias	2.395	0	0	0	0	0	2.395
403	**00**	**00**	**00**	**Servicios no personales**	**2.938.045**	**0**	**0**	**0**	**0**	**0**	**2.938.045**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.180.000	0	0	0	0	0	1.180.000
403	07	01	00	Publicidad y propaganda	75.000	0	0	0	0	0	75.000
403	07	02	00	Imprenta y reproducción	1.000.000	0	0	0	0	0	1.000.000
403	07	03	00	Relaciones sociales	35.000	0	0	0	0	0	35.000
403	07	04	00	Avisos	70.000	0	0	0	0	0	70.000
403	09	00	00	Viáticos y pasajes	600.000	0	0	0	0	0	600.000
403	09	01	00	Viáticos y pasajes dentro del país	600.000	0	0	0	0	0	600.000
403	10	00	00	Servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	10	07	00	Servicios de capacitación y adiestramiento	300.000	0	0	0	0	0	300.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	342.500	0	0	0	0	0	342.500
403	16	01	00	Servicios de diversión, esparcimiento y culturales	342.500	0	0	0	0	0	342.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA

META: 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	392.781	0	0	0	0	0	392.781
403	18	01	00	Impuesto al valor agregado	392.781	0	0	0	0	0	392.781
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	22.764	0	0	0	0	0	22.764
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	22.764	0	0	0	0	0	22.764
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**705.150**	**0**	**0**	**0**	**0**	**0**	**705.150**
404	01	00	00	Repuestos y reparaciones mayores	40.000	0	0	0	0	0	40.000
404	01	01	00	Repuestos mayores	40.000	0	0	0	0	0	40.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	40.000	0	0	0	0	0	40.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	67.300	0	0	0	0	0	67.300
404	05	01	00	Equipos de telecomunicaciones	67.300	0	0	0	0	0	67.300
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	21.000	0	0	0	0	0	21.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	21.000	0	0	0	0	0	21.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	556.850	0	0	0	0	0	556.850
404	09	01	00	Mobiliario y equipos de oficina	111.750	0	0	0	0	0	111.750
404	09	02	00	Equipos de computación	435.100	0	0	0	0	0	435.100
404	09	03	00	Mobiliario y equipos de alojamiento	10.000	0	0	0	0	0	10.000
404	99	00	00	Otros activos reales	20.000	0	0	0	0	0	20.000
404	99	01	00	Otros activos reales	20.000	0	0	0	0	0	20.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.900.578.653**	**0**	**0**	**0**	**0**	**0**	**15.900.578.653**
407	11	00	00	Fondo de Compensación Interterritorial	15.900.578.653	0	0	0	0	0	15.900.578.653
407	11	01	00	Fondo de Compensación Interterritorial Estadal	5.996.172.059	0	0	0	0	0	5.996.172.059
407	11	02	00	Fondo de Compensación Interterritorial Municipal	4.480.530.741	0	0	0	0	0	4.480.530.741
407	11	03	00	Fondo de Compensación Interterritorial Poder Popular	4.770.173.596	0	0	0	0	0	4.770.173.596
407	11	04	00	Fondo de Compensación Interterritorial Fortalecimiento Institucional	653.702.257	0	0	0	0	0	653.702.257
				Totales	**15.923.549.795**	**0**	**0**	**0**	**0**	**0**	**15.923.549.795**

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **PROYECTO:** 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.476.702.800**	**0**	**0**	**0**	**0**	**0**	**10.476.702.800**
407	11	00	00	Fondo de Compensación Interterritorial	10.476.702.800	0	0	0	0	0	10.476.702.800
407	11	01	00	Fondo de Compensación Interterritorial Estadal	5.996.172.059	0	0	0	0	0	5.996.172.059
				- E5000 Distrito Capital	207.141.381	0	0	0	0	0	207.141.381
				- E5100 Estado Amazonas	268.207.870	0	0	0	0	0	268.207.870
				- E5200 Estado Anzoátegui	358.588.359	0	0	0	0	0	358.588.359
				- E5300 Estado Apure	207.400.507	0	0	0	0	0	207.400.507
				- E5400 Estado Aragua	224.106.256	0	0	0	0	0	224.106.256
				- E5500 Estado Barinas	222.428.017	0	0	0	0	0	222.428.017
				- E5600 Estado Bolívar	318.877.922	0	0	0	0	0	318.877.922
				- E5700 Estado Carabobo	229.223.438	0	0	0	0	0	229.223.438
				- E5800 Estado Cojedes	205.984.019	0	0	0	0	0	205.984.019
				- E5900 Estado Delta Amacuro	237.076.876	0	0	0	0	0	237.076.876
				- E6000 Estado Falcón	255.701.405	0	0	0	0	0	255.701.405
				- E6100 Estado Guárico	235.853.759	0	0	0	0	0	235.853.759
				- E6200 Estado Lara	252.114.003	0	0	0	0	0	252.114.003
				- E6300 Estado Mérida	201.078.485	0	0	0	0	0	201.078.485
				- E6400 Estado Miranda	249.655.810	0	0	0	0	0	249.655.810
				- E6500 Estado Monagas	434.882.686	0	0	0	0	0	434.882.686
				- E6600 Estado Nueva Esparta	166.099.815	0	0	0	0	0	166.099.815
				- E6700 Estado Portuguesa	231.093.025	0	0	0	0	0	231.093.025
				- E6800 Estado Sucre	221.611.745	0	0	0	0	0	221.611.745
				- E6900 Estado Táchira	208.783.923	0	0	0	0	0	208.783.923
				- E7000 Estado Trujillo	219.811.904	0	0	0	0	0	219.811.904
				- E7100 Estado Yaracuy	213.708.207	0	0	0	0	0	213.708.207

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E7200 Estado Zulia	419.619.740	0	0	0	0	0	419.619.740
				- E7300 Estado Vargas	207.122.907	0	0	0	0	0	207.122.907
407	11	02	00	Fondo de Compensación Interterritorial Municipal	4.480.530.741	0	0	0	0	0	4.480.530.741
				- E5001 Municipio Libertador	104.615.041	0	0	0	0	0	104.615.041
				- E5101 Municipio Atures	17.321.902	0	0	0	0	0	17.321.902
				- E5102 Municipio Alto Orinoco	22.339.178	0	0	0	0	0	22.339.178
				- E5103 Municipio Atabapo	17.347.886	0	0	0	0	0	17.347.886
				- E5104 Municipio Autana	11.930.088	0	0	0	0	0	11.930.088
				- E5105 Municipio Guainía	17.906.108	0	0	0	0	0	17.906.108
				- E5106 Municipio Manapiare	14.507.048	0	0	0	0	0	14.507.048
				- E5107 Municipio Río Negro	18.661.007	0	0	0	0	0	18.661.007
				- E5201 Municipio Anaco	18.194.000	0	0	0	0	0	18.194.000
				- E5202 Municipio Aragua	16.383.783	0	0	0	0	0	16.383.783
				- E5203 Municipio Simón Bolívar	36.020.122	0	0	0	0	0	36.020.122
				- E5204 Municipio Manuel Ezequiel Bruzual	15.075.414	0	0	0	0	0	15.075.414
				- E5205 Municipio Francisco del Carmen Carvajal	13.440.223	0	0	0	0	0	13.440.223
				- E5206 Municipio Juan Manuel Cajigal	14.109.533	0	0	0	0	0	14.109.533
				- E5207 Municipio Diego Bautista Urbaneja	5.711.555	0	0	0	0	0	5.711.555
				- E5208 Municipio Pedro Maria Freites	14.676.205	0	0	0	0	0	14.676.205
				- E5209 Municipio San José de Guanipa	13.815.663	0	0	0	0	0	13.815.663
				- E5210 Municipio Guanta	13.467.773	0	0	0	0	0	13.467.773
				- E5211 Municipio Independencia	17.436.637	0	0	0	0	0	17.436.637
				- E5212 Municipio Libertad	14.141.945	0	0	0	0	0	14.141.945
				- E5213 Municipio Francisco de Miranda	16.776.510	0	0	0	0	0	16.776.510
				- E5214 Municipio José Gregorio Monagas	19.018.888	0	0	0	0	0	19.018.888

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E5215 Municipio Fernando de Peñalver	13.494.783	0	0	0	0	0	13.494.783
				- E5216 Municipio Píritu	14.923.077	0	0	0	0	0	14.923.077
				- E5217 Municipio Simón Rodríguez	18.103.246	0	0	0	0	0	18.103.246
				- E5218 Municipio Juán Antonio Sotillo	20.273.237	0	0	0	0	0	20.273.237
				- E5219 Municipio San Juan de Capistrano	11.802.331	0	0	0	0	0	11.802.331
				- E5220 Municipio Sir Mac Gregor	12.745.523	0	0	0	0	0	12.745.523
				- E5221 Municipio Santa Ana	12.392.772	0	0	0	0	0	12.392.772
				- E5301 Municipio Achaguas	15.995.893	0	0	0	0	0	15.995.893
				- E5302 Municipio Biruaca	12.307.827	0	0	0	0	0	12.307.827
				- E5303 Municipio Muñoz	13.053.140	0	0	0	0	0	13.053.140
				- E5304 Municipio Páez	20.301.386	0	0	0	0	0	20.301.386
				- E5305 Municipio Pedro Camejo	16.062.941	0	0	0	0	0	16.062.941
				- E5306 Municipio Rómulo Gallegos	13.783.782	0	0	0	0	0	13.783.782
				- E5307 Municipio San Fernando	21.960.559	0	0	0	0	0	21.960.559
				- E5401 Municipio Sucre	10.526.212	0	0	0	0	0	10.526.212
				- E5402 Municipio Bolívar	9.950.718	0	0	0	0	0	9.950.718
				- E5403 Municipio Camatagua	8.462.273	0	0	0	0	0	8.462.273
				- E5404 Municipio Girardot	26.270.267	0	0	0	0	0	26.270.267
				- E5405 Municipio José Angel Lamas	8.351.539	0	0	0	0	0	8.351.539
				- E5406 Municipio José Felix Ribas	12.130.645	0	0	0	0	0	12.130.645
				- E5407 Municipio Libertador	10.267.563	0	0	0	0	0	10.267.563
				- E5408 Municipio Santiago Mariño	14.205.901	0	0	0	0	0	14.205.901
				- E5409 Municipio Mario Briceño Iragorry	8.952.494	0	0	0	0	0	8.952.494
				- E5410 Municipio San Casimiro	8.393.165	0	0	0	0	0	8.393.165
				- E5411 Municipio San Sebastián	9.755.923	0	0	0	0	0	9.755.923

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **PROYECTO:** 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E5412 Municipio Santos Michelena	9.152.139	0	0	0	0	0	9.152.139
				- E5413 Municipio Tovar	7.958.311	0	0	0	0	0	7.958.311
				- E5414 Municipio Urdaneta	9.047.467	0	0	0	0	0	9.047.467
				- E5415 Municipio Zamora	11.492.105	0	0	0	0	0	11.492.105
				- E5416 Municipio José Rafael Revenga	9.763.197	0	0	0	0	0	9.763.197
				- E5417 Municipio Francisco Linares Alcántara	12.301.192	0	0	0	0	0	12.301.192
				- E5418 Municipio Ocumare de la Costa de Oro	8.605.742	0	0	0	0	0	8.605.742
				- E5501 Municipio Alberto Arvelo Torrealba	8.190.535	0	0	0	0	0	8.190.535
				- E5502 Municipio Antonio José de Sucre	11.526.522	0	0	0	0	0	11.526.522
				- E5503 Municipio Arismendi	10.665.811	0	0	0	0	0	10.665.811
				- E5504 Municipio Barinas	24.428.013	0	0	0	0	0	24.428.013
				- E5505 Municipio Bolívar	8.854.643	0	0	0	0	0	8.854.643
				- E5506 Municipio Cruz Paredes	8.657.623	0	0	0	0	0	8.657.623
				- E5507 Municipio Ezequiel Zamora	10.301.407	0	0	0	0	0	10.301.407
				- E5508 Municipio Obispos	9.282.495	0	0	0	0	0	9.282.495
				- E5509 Municipio Pedraza	11.614.597	0	0	0	0	0	11.614.597
				- E5510 Municipio Rojas	9.290.843	0	0	0	0	0	9.290.843
				- E5511 Municipio Sosa	9.240.336	0	0	0	0	0	9.240.336
				- E5512 Municipio Andrés Eloy Blanco	8.510.693	0	0	0	0	0	8.510.693
				- E5601 Municipio Caroní	43.144.806	0	0	0	0	0	43.144.806
				- E5602 Municipio Cedeño	26.209.910	0	0	0	0	0	26.209.910
				- E5603 Municipio El Callao	9.513.019	0	0	0	0	0	9.513.019
				- E5604 Municipio Gran Sabana	18.104.986	0	0	0	0	0	18.104.986
				- E5605 Municipio Heres	22.766.675	0	0	0	0	0	22.766.675
				- E5606 Municipio Piar	15.080.064	0	0	0	0	0	15.080.064

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA

META: 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E5607 Municipio Raúl Leoni	22.941.467	0	0	0	0	0	22.941.467
				- E5608 Municipio Roscio	9.149.010	0	0	0	0	0	9.149.010
				- E5609 Municipio Sifontes	14.607.446	0	0	0	0	0	14.607.446
				- E5610 Municipio Sucre	19.409.563	0	0	0	0	0	19.409.563
				- E5611 Municipio Padre Pedro Chien	8.925.429	0	0	0	0	0	8.925.429
				- E5701 Municipio Bejuma	9.701.018	0	0	0	0	0	9.701.018
				- E5702 Municipio Carlos Arvelo	13.941.458	0	0	0	0	0	13.941.458
				- E5703 Municipio Diego Ibarra	11.801.558	0	0	0	0	0	11.801.558
				- E5704 Municipio Guacara	13.272.351	0	0	0	0	0	13.272.351
				- E5705 Municipio Juan José Mora	14.001.947	0	0	0	0	0	14.001.947
				- E5706 Municipio Miranda	8.478.395	0	0	0	0	0	8.478.395
				- E5707 Municipio Montalbán	8.347.474	0	0	0	0	0	8.347.474
				- E5708 Municipio Puerto Cabello	14.455.200	0	0	0	0	0	14.455.200
				- E5709 Municipio San Joaquín	9.533.637	0	0	0	0	0	9.533.637
				- E5710 Municipio Valencia	47.925.886	0	0	0	0	0	47.925.886
				- E5711 Municipio Libertador	13.966.731	0	0	0	0	0	13.966.731
				- E5712 Municipio Los Guayos	13.155.102	0	0	0	0	0	13.155.102
				- E5713 Municipio Naguanagua	11.718.282	0	0	0	0	0	11.718.282
				- E5714 Municipio San Diego	8.864.116	0	0	0	0	0	8.864.116
				- E5801 Municipio Anzoátegui	9.345.706	0	0	0	0	0	9.345.706
				- E5802 Municipio Falcón	12.238.786	0	0	0	0	0	12.238.786
				- E5803 Municipio Girardot	11.310.657	0	0	0	0	0	11.310.657
				- E5804 Municipio Pao de San Juan Bautista	10.816.847	0	0	0	0	0	10.816.847
				- E5805 Municipio Ricaurte	9.145.319	0	0	0	0	0	9.145.319
				- E5806 Municipio San Carlos	12.214.185	0	0	0	0	0	12.214.185

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E5807 Municipio Tinaco	9.833.701	0	0	0	0	0	9.833.701
				- E5808 Municipio Lima Blanco	8.903.335	0	0	0	0	0	8.903.335
				- E5809 Municipio Rómulo Gallegos	9.041.995	0	0	0	0	0	9.041.995
				- E5901 Municipio Tucupita	18.682.595	0	0	0	0	0	18.682.595
				- E5902 Municipio Antonio Díaz	18.395.370	0	0	0	0	0	18.395.370
				- E5903 Municipio Casacoima	12.873.834	0	0	0	0	0	12.873.834
				- E5904 Municipio Pedernales	12.132.994	0	0	0	0	0	12.132.994
				- E6001 Municipio Acosta	9.481.456	0	0	0	0	0	9.481.456
				- E6002 Municipio Bolívar	8.717.712	0	0	0	0	0	8.717.712
				- E6003 Municipio Buchivacoa	10.015.821	0	0	0	0	0	10.015.821
				- E6004 Municipio Cacique Manaure	10.331.913	0	0	0	0	0	10.331.913
				- E6005 Municipio Carirubana	25.462.005	0	0	0	0	0	25.462.005
				- E6006 Municipio Colina	10.281.936	0	0	0	0	0	10.281.936
				- E6007 Municipio Dabajuro	10.020.947	0	0	0	0	0	10.020.947
				- E6008 Municipio Democracia	12.922.152	0	0	0	0	0	12.922.152
				- E6009 Municipio Falcón	10.888.917	0	0	0	0	0	10.888.917
				- E6010 Municipio Federación	9.711.690	0	0	0	0	0	9.711.690
				- E6011 Municipio Jacura	11.184.932	0	0	0	0	0	11.184.932
				- E6012 Municipio Unión	10.308.419	0	0	0	0	0	10.308.419
				- E6013 Municipio Los Taques	9.672.820	0	0	0	0	0	9.672.820
				- E6014 Municipio Mauroa	10.972.638	0	0	0	0	0	10.972.638
				- E6015 Municipio Miranda	22.389.940	0	0	0	0	0	22.389.940
				- E6016 Municipio Monseñor Iturriza	9.672.820	0	0	0	0	0	9.672.820
				- E6017 Municipio Palmasola	9.364.844	0	0	0	0	0	9.364.844
				- E6018 Municipio Petit	9.172.199	0	0	0	0	0	9.172.199

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E6019 Municipio Píritu	10.791.099	0	0	0	0	0	10.791.099
				- E6020 Municipio San Francisco	9.825.312	0	0	0	0	0	9.825.312
				- E6021 Municipio Silva	9.557.916	0	0	0	0	0	9.557.916
				- E6022 Municipio Zamora	9.889.385	0	0	0	0	0	9.889.385
				- E6023 Municipio Sucre	10.412.644	0	0	0	0	0	10.412.644
				- E6024 Municipio Tocópero	10.209.748	0	0	0	0	0	10.209.748
				- E6025 Municipio Urumaco	9.741.591	0	0	0	0	0	9.741.591
				- E6101 Municipio Camaguán	10.593.434	0	0	0	0	0	10.593.434
				- E6102 Municipio Chaguaramas	9.665.067	0	0	0	0	0	9.665.067
				- E6103 Municipio El Socorro	10.520.425	0	0	0	0	0	10.520.425
				- E6104 Municipio Leonardo Infante	14.738.569	0	0	0	0	0	14.738.569
				- E6105 Municipio Las Mercedes	10.503.270	0	0	0	0	0	10.503.270
				- E6106 Municipio Julián Mellado	10.315.363	0	0	0	0	0	10.315.363
				- E6107 Municipio Francisco de Miranda	16.483.596	0	0	0	0	0	16.483.596
				- E6108 Municipio José Tadeo Monagas	11.661.834	0	0	0	0	0	11.661.834
				- E6109 Municipio Ortiz	10.741.047	0	0	0	0	0	10.741.047
				- E6110 Municipio José Felix Ribas	10.557.927	0	0	0	0	0	10.557.927
				- E6111 Municipio Juan Germán Roscio	12.053.607	0	0	0	0	0	12.053.607
				- E6112 Municipio Santa María de Ipire	10.831.211	0	0	0	0	0	10.831.211
				- E6113 Municipio San José de Guaribe	9.808.691	0	0	0	0	0	9.808.691
				- E6114 Municipio Pedro Zaraza	12.531.953	0	0	0	0	0	12.531.953
				- E6115 Municipio San Gerónimo de Guayabal	10.470.955	0	0	0	0	0	10.470.955
				- E6201 Municipio Andrés Eloy Blanco	11.227.336	0	0	0	0	0	11.227.336
				- E6202 Municipio Crespo	10.943.698	0	0	0	0	0	10.943.698
				- E6203 Municipio Iribarren	59.872.026	0	0	0	0	0	59.872.026

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **PROYECTO:** 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E6204 Municipio Jiménez	12.607.517	0	0	0	0	0	12.607.517
				- E6205 Municipio Morán	14.250.033	0	0	0	0	0	14.250.033
				- E6206 Municipio Palavecino	15.235.458	0	0	0	0	0	15.235.458
				- E6207 Municipio Simón Planas	9.474.540	0	0	0	0	0	9.474.540
				- E6208 Municipio Torres	19.629.563	0	0	0	0	0	19.629.563
				- E6209 Municipio Urdaneta	13.606.310	0	0	0	0	0	13.606.310
				- E6301 Municipio Alberto Adriani	11.523.873	0	0	0	0	0	11.523.873
				- E6302 Municipio Andrés Bello	9.252.317	0	0	0	0	0	9.252.317
				- E6303 Municipio Antonio Pinto Salinas	10.373.611	0	0	0	0	0	10.373.611
				- E6304 Municipio Aricagua	10.335.371	0	0	0	0	0	10.335.371
				- E6305 Municipio Arzobispo Chacón	9.298.667	0	0	0	0	0	9.298.667
				- E6306 Municipio Campo Elías	11.447.009	0	0	0	0	0	11.447.009
				- E6307 Municipio Caracciolo Parra Olmedo	8.895.805	0	0	0	0	0	8.895.805
				- E6308 Municipio Cardenal Quintero	8.726.239	0	0	0	0	0	8.726.239
				- E6309 Municipio Guaraque	8.779.929	0	0	0	0	0	8.779.929
				- E6310 Municipio Julio César Salas	9.289.011	0	0	0	0	0	9.289.011
				- E6311 Municipio Justo Briceño	9.921.694	0	0	0	0	0	9.921.694
				- E6312 Municipio Libertador	14.829.045	0	0	0	0	0	14.829.045
				- E6313 Municipio Miranda	8.044.888	0	0	0	0	0	8.044.888
				- E6314 Municipio Obispo Ramos de Lora	8.638.174	0	0	0	0	0	8.638.174
				- E6315 Municipio Padre Noguera	9.820.882	0	0	0	0	0	9.820.882
				- E6316 Municipio Pueblo Llano	9.019.406	0	0	0	0	0	9.019.406
				- E6317 Municipio Rangel	9.109.403	0	0	0	0	0	9.109.403
				- E6318 Municipio Rivas Dávila	9.250.385	0	0	0	0	0	9.250.385
				- E6319 Municipio Santos Marquina	8.990.437	0	0	0	0	0	8.990.437

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **PROYECTO:** 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E6320 Municipio Sucre	11.763.737	0	0	0	0	0	11.763.737
				- E6321 Municipio Tovar	9.697.667	0	0	0	0	0	9.697.667
				- E6322 Municipio Tulio Febres Cordero	9.978.473	0	0	0	0	0	9.978.473
				- E6323 Municipio Zea	9.691.101	0	0	0	0	0	9.691.101
				- E6401 Municipio Acevedo	12.209.145	0	0	0	0	0	12.209.145
				- E6402 Municipio Andrés Bello	8.614.664	0	0	0	0	0	8.614.664
				- E6403 Municipio Baruta	11.085.524	0	0	0	0	0	11.085.524
				- E6404 Municipio Brión	8.840.870	0	0	0	0	0	8.840.870
				- E6405 Municipio Carrizal	6.996.787	0	0	0	0	0	6.996.787
				- E6406 Municipio Cristóbal Rojas	11.012.853	0	0	0	0	0	11.012.853
				- E6407 Municipio Buroz	8.255.536	0	0	0	0	0	8.255.536
				- E6408 Municipio Chacao	4.886.571	0	0	0	0	0	4.886.571
				- E6409 Municipio Guaicaipuro	19.552.649	0	0	0	0	0	19.552.649
				- E6410 Municipio El Hatillo	7.367.298	0	0	0	0	0	7.367.298
				- E6411 Municipio Independencia	12.587.491	0	0	0	0	0	12.587.491
				- E6412 Municipio Lander	12.427.344	0	0	0	0	0	12.427.344
				- E6413 Municipio Los Salias	8.022.523	0	0	0	0	0	8.022.523
				- E6414 Municipio Páez	8.820.852	0	0	0	0	0	8.820.852
				- E6415 Municipio Paz Castillo	11.958.917	0	0	0	0	0	11.958.917
				- E6416 Municipio Pedro Gual	7.777.500	0	0	0	0	0	7.777.500
				- E6417 Municipio Plaza	15.647.084	0	0	0	0	0	15.647.084
				- E6418 Municipio Simón Bolívar	8.899.724	0	0	0	0	0	8.899.724
				- E6419 Municipio Sucre	28.847.577	0	0	0	0	0	28.847.577
				- E6420 Municipio Urdaneta	11.949.708	0	0	0	0	0	11.949.708
				- E6421 Municipio Zamora	13.590.807	0	0	0	0	0	13.590.807

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **PROYECTO:** 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E6501 Municipio Acosta	20.980.748	0	0	0	0	0	20.980.748
				- E6502 Municipio Bolívar	22.948.578	0	0	0	0	0	22.948.578
				- E6503 Municipio Caripe	19.266.282	0	0	0	0	0	19.266.282
				- E6504 Municipio Cedeño	21.110.263	0	0	0	0	0	21.110.263
				- E6505 Municipio Ezequiel Zamora	22.079.203	0	0	0	0	0	22.079.203
				- E6506 Municipio Libertador	20.824.519	0	0	0	0	0	20.824.519
				- E6507 Municipio Maturín	72.502.127	0	0	0	0	0	72.502.127
				- E6508 Municipio Piar	21.054.410	0	0	0	0	0	21.054.410
				- E6509 Municipio Punceres	19.144.052	0	0	0	0	0	19.144.052
				- E6510 Municipio Sotillo	21.485.050	0	0	0	0	0	21.485.050
				- E6511 Municipio Aguasay	19.802.964	0	0	0	0	0	19.802.964
				- E6512 Municipio Santa Barbara	16.769.866	0	0	0	0	0	16.769.866
				- E6513 Municipio Uracoa	19.238.760	0	0	0	0	0	19.238.760
				- E6601 Municipio Antolín del Campo	8.005.900	0	0	0	0	0	8.005.900
				- E6602 Municipio Arismendi	7.345.769	0	0	0	0	0	7.345.769
				- E6603 Municipio Díaz	10.511.418	0	0	0	0	0	10.511.418
				- E6604 Municipio García	9.879.821	0	0	0	0	0	9.879.821
				- E6605 Municipio Gómez	9.361.938	0	0	0	0	0	9.361.938
				- E6606 Municipio Maneiro	8.705.214	0	0	0	0	0	8.705.214
				- E6607 Municipio Marcano	8.438.606	0	0	0	0	0	8.438.606
				- E6608 Municipio Mariño	10.944.123	0	0	0	0	0	10.944.123
				- E6609 Municipio Península de Macanao	7.938.610	0	0	0	0	0	7.938.610
				- E6610 Municipio Tubores	8.577.872	0	0	0	0	0	8.577.872
				- E6611 Municipio Villalba	7.291.681	0	0	0	0	0	7.291.681
				- E6701 Municipio Agua Blanca	8.533.906	0	0	0	0	0	8.533.906

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **PROYECTO:** 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E6702 Municipio Araure	13.497.513	0	0	0	0	0	13.497.513
				- E6703 Municipio Esteller	8.983.165	0	0	0	0	0	8.983.165
				- E6704 Municipio Guanare	16.066.549	0	0	0	0	0	16.066.549
				- E6705 Municipio Guanarito	8.971.077	0	0	0	0	0	8.971.077
				- E6706 Municipio Monseñor José Vicente de Unda	11.196.420	0	0	0	0	0	11.196.420
				- E6707 Municipio Ospino	11.432.533	0	0	0	0	0	11.432.533
				- E6708 Municipio Páez	15.092.281	0	0	0	0	0	15.092.281
				- E6709 Municipio Papelón	9.073.823	0	0	0	0	0	9.073.823
				- E6710 Municipio San Genaro de Boconoíto	8.709.178	0	0	0	0	0	8.709.178
				- E6711 Municipio San Rafael de Onoto	8.819.981	0	0	0	0	0	8.819.981
				- E6712 Municipio Santa Rosalía	8.757.125	0	0	0	0	0	8.757.125
				- E6713 Municipio Sucre	9.100.819	0	0	0	0	0	9.100.819
				- E6714 Municipio Turén	10.172.996	0	0	0	0	0	10.172.996
				- E6801 Municipio Andrés Eloy Blanco	9.446.744	0	0	0	0	0	9.446.744
				- E6802 Municipio Andrés Mata	9.127.401	0	0	0	0	0	9.127.401
				- E6803 Municipio Arismendi	10.886.875	0	0	0	0	0	10.886.875
				- E6804 Municipio Benítez	9.525.245	0	0	0	0	0	9.525.245
				- E6805 Municipio Bermúdez	13.938.520	0	0	0	0	0	13.938.520
				- E6806 Municipio Bolívar	8.447.202	0	0	0	0	0	8.447.202
				- E6807 Municipio Cajigal	8.620.642	0	0	0	0	0	8.620.642
				- E6808 Municipio Cruz Salmerón Acosta	9.493.598	0	0	0	0	0	9.493.598
				- E6809 Municipio Libertador	7.878.794	0	0	0	0	0	7.878.794
				- E6810 Municipio Mariño	9.382.629	0	0	0	0	0	9.382.629
				- E6811 Municipio Mejía	8.692.567	0	0	0	0	0	8.692.567
				- E6812 Municipio Montes	11.477.887	0	0	0	0	0	11.477.887

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E6813 Municipio Ribero	11.015.105	0	0	0	0	0	11.015.105
				- E6814 Municipio Sucre	23.450.202	0	0	0	0	0	23.450.202
				- E6815 Municipio Valdez	9.640.324	0	0	0	0	0	9.640.324
				- E6901 Municipio Andrés Bello	6.910.597	0	0	0	0	0	6.910.597
				- E6902 Municipio Ayacucho	9.403.187	0	0	0	0	0	9.403.187
				- E6903 Municipio Bolívar	9.677.801	0	0	0	0	0	9.677.801
				- E6904 Municipio Cárdenas	10.804.342	0	0	0	0	0	10.804.342
				- E6905 Municipio Córdoba	8.772.043	0	0	0	0	0	8.772.043
				- E6906 Municipio Fernández Feo	9.731.241	0	0	0	0	0	9.731.241
				- E6907 Municipio García de Hevia	9.852.165	0	0	0	0	0	9.852.165
				- E6908 Municipio Guásimos	9.208.539	0	0	0	0	0	9.208.539
				- E6909 Municipio Independencia	8.641.757	0	0	0	0	0	8.641.757
				- E6910 Municipio Jáuregui	9.000.628	0	0	0	0	0	9.000.628
				- E6911 Municipio Junín	10.517.246	0	0	0	0	0	10.517.246
				- E6912 Municipio Libertad	9.291.625	0	0	0	0	0	9.291.625
				- E6913 Municipio Libertador	8.882.434	0	0	0	0	0	8.882.434
				- E6914 Municipio Lobatera	8.307.462	0	0	0	0	0	8.307.462
				- E6915 Municipio Michelena	8.052.351	0	0	0	0	0	8.052.351
				- E6916 Municipio Panamericano	10.198.943	0	0	0	0	0	10.198.943
				- E6917 Municipio Pedro María Ureña	10.069.828	0	0	0	0	0	10.069.828
				- E6918 Municipio Samuel Darío Maldonado	9.749.575	0	0	0	0	0	9.749.575
				- E6919 Municipio San Cristóbal	16.506.482	0	0	0	0	0	16.506.482
				- E6920 Municipio Seboruco	9.969.578	0	0	0	0	0	9.969.578
				- E6921 Municipio Sucre	10.756.363	0	0	0	0	0	10.756.363
				- E6922 Municipio Uribante	9.309.958	0	0	0	0	0	9.309.958

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **PROYECTO:** 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E6923 Municipio José Maria Vargas	8.041.819	0	0	0	0	0	8.041.819
				- E6924 Municipio Antonio Rómulo Costa	9.331.413	0	0	0	0	0	9.331.413
				- E6925 Municipio Francisco de Miranda	8.693.637	0	0	0	0	0	8.693.637
				- E6926 Municipio Rafael Urdaneta	9.173.432	0	0	0	0	0	9.173.432
				- E6927 Municipio Simón Rodríguez	9.945.783	0	0	0	0	0	9.945.783
				- E6928 Municipio Torbes	9.074.352	0	0	0	0	0	9.074.352
				- E6929 Municipio San Judas Tadeo	10.177.489	0	0	0	0	0	10.177.489
				- E7001 Municipio Boconó	12.674.700	0	0	0	0	0	12.674.700
				- E7002 Municipio Candelaria	12.092.444	0	0	0	0	0	12.092.444
				- E7003 Municipio Carache	12.092.849	0	0	0	0	0	12.092.849
				- E7004 Municipio Escuque	9.687.245	0	0	0	0	0	9.687.245
				- E7005 Municipio Miranda	10.015.448	0	0	0	0	0	10.015.448
				- E7006 Municipio Monte Carmelo	10.683.198	0	0	0	0	0	10.683.198
				- E7007 Municipio Motatán	10.923.880	0	0	0	0	0	10.923.880
				- E7008 Municipio Pampan	11.815.295	0	0	0	0	0	11.815.295
				- E7009 Municipio Rafael Rangel	8.646.316	0	0	0	0	0	8.646.316
				- E7010 Municipio San Rafael de Carvajal	10.391.058	0	0	0	0	0	10.391.058
				- E7011 Municipio Sucre	9.223.304	0	0	0	0	0	9.223.304
				- E7012 Municipio Trujillo	9.932.789	0	0	0	0	0	9.932.789
				- E7013 Municipio Urdaneta	10.287.329	0	0	0	0	0	10.287.329
				- E7014 Municipio Valera	15.220.499	0	0	0	0	0	15.220.499
				- E7015 Municipio Andrés Bello	10.493.975	0	0	0	0	0	10.493.975
				- E7016 Municipio Bolívar	10.677.931	0	0	0	0	0	10.677.931
				- E7017 Municipio Juan Vicente Campo Elías	10.718.450	0	0	0	0	0	10.718.450
				- E7018 Municipio José Felipe Márquez Cañizalez	9.196.967	0	0	0	0	0	9.196.967

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **PROYECTO:** 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E7019 Municipio La Ceiba	10.780.444	0	0	0	0	0	10.780.444
				- E7020 Municipio Pampanito	10.213.585	0	0	0	0	0	10.213.585
				- E7101 Municipio Bolívar	11.652.780	0	0	0	0	0	11.652.780
				- E7102 Municipio Bruzual	12.247.394	0	0	0	0	0	12.247.394
				- E7103 Municipio José Antonio Páez	9.338.998	0	0	0	0	0	9.338.998
				- E7104 Municipio Nirgua	10.938.407	0	0	0	0	0	10.938.407
				- E7105 Municipio Peña	10.956.350	0	0	0	0	0	10.956.350
				- E7106 Municipio San Felipe	12.624.192	0	0	0	0	0	12.624.192
				- E7107 Municipio Sucre	9.326.480	0	0	0	0	0	9.326.480
				- E7108 Municipio Urachiche	9.707.033	0	0	0	0	0	9.707.033
				- E7109 Municipio Arístide Bastidas	9.255.126	0	0	0	0	0	9.255.126
				- E7110 Municipio Cocorote	9.723.307	0	0	0	0	0	9.723.307
				- E7111 Municipio Independencia	8.968.042	0	0	0	0	0	8.968.042
				- E7112 Municipio La Trinidad	9.183.355	0	0	0	0	0	9.183.355
				- E7113 Municipio Manuel Monge	9.608.974	0	0	0	0	0	9.608.974
				- E7114 Municipio Veroes	9.005.179	0	0	0	0	0	9.005.179
				- E7201 Municipio Almirante Padilla	13.130.032	0	0	0	0	0	13.130.032
				- E7202 Municipio Baralt	13.446.492	0	0	0	0	0	13.446.492
				- E7203 Municipio Cabimas	21.243.875	0	0	0	0	0	21.243.875
				- E7204 Municipio Catatumbo	15.224.549	0	0	0	0	0	15.224.549
				- E7205 Municipio Colón	14.115.419	0	0	0	0	0	14.115.419
				- E7206 Municipio Jesús Enrique Lossada	16.237.321	0	0	0	0	0	16.237.321
				- E7207 Municipio La Cañada de Urdaneta	13.102.139	0	0	0	0	0	13.102.139
				- E7208 Municipio Lagunillas	17.774.483	0	0	0	0	0	17.774.483
				- E7209 Municipio Mara	19.624.555	0	0	0	0	0	19.624.555

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E7210 Municipio Maracaibo	80.552.164	0	0	0	0	0	80.552.164
				- E7211 Municipio Miranda	13.722.887	0	0	0	0	0	13.722.887
				- E7212 Municipio Indígena Bolivariano Guajira	15.368.071	0	0	0	0	0	15.368.071
				- E7213 Municipio Machiques de Perijá	15.468.994	0	0	0	0	0	15.468.994
				- E7214 Municipio Rosario de Perijá	13.901.910	0	0	0	0	0	13.901.910
				- E7215 Municipio Santa Rita	17.365.723	0	0	0	0	0	17.365.723
				- E7216 Municipio Sucre	15.357.928	0	0	0	0	0	15.357.928
				- E7217 Municipio Valmore Rodríguez	13.027.589	0	0	0	0	0	13.027.589
				- E7218 Municipio Francisco Javier Pulgar	15.552.673	0	0	0	0	0	15.552.673
				- E7219 Municipio Jesús Maria Semprún	16.690.710	0	0	0	0	0	16.690.710
				- E7220 Municipio San Francisco	27.081.642	0	0	0	0	0	27.081.642
				- E7221 Municipio Simón Bolívar	12.449.948	0	0	0	0	0	12.449.948
				- E7301 Municipio Vargas	39.144.018	0	0	0	0	0	39.144.018
				- E7500 Distrito del Alto Apure	28.368.719	0	0	0	0	0	28.368.719
				- E7600 Área Metropolitana de Caracas	7.033.567	0	0	0	0	0	7.033.567
				Totales	**10.476.702.800**	**0**	**0**	**0**	**0**	**0**	**10.476.702.800**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 630020001 EVALUACIÓN DE LOS PLANES DE DESARROLLO REGIONALES, ESTADALES Y COMUNALES, CREANDO LOS MECANISMOS QUE GARANTICEN LA TRANSFERENCIA DE COMPETENCIAS AL PODER POPULAR

UNIDAD DE MEDIDA: INFORME **META:** 1.115

RESPONSABLE/EJECUTOR: GERENCIA DE POLÍTICAS Y PLANIFICACIÓN ESTRATEGÍCA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**162.307**	**0**	**0**	**0**	**0**	0	**162.307**
402	01	00	00	Productos alimenticios y agropecuarios	47.032	0	0	0	0	0	47.032
402	01	01	00	Alimentos y bebidas para personas	47.032	0	0	0	0	0	47.032
402	05	00	00	Productos de papel, cartón e impresos	74.410	0	0	0	0	0	74.410
402	05	01	00	Pulpa de madera, papel y cartón	8.766	0	0	0	0	0	8.766
402	05	02	00	Envases y cajas de papel y cartón	2.280	0	0	0	0	0	2.280
402	05	03	00	Productos de papel y cartón para oficina	30.266	0	0	0	0	0	30.266
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.098	0	0	0	0	0	3.098
402	05	99	00	Otros productos de pulpa, papel y cartón	30.000	0	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	14.625	0	0	0	0	0	14.625
402	06	06	00	Combustibles y lubricantes	5.925	0	0	0	0	0	5.925
402	06	08	00	Productos plásticos	8.700	0	0	0	0	0	8.700
402	10	00	00	Productos varios y útiles diversos	26.240	0	0	0	0	0	26.240
402	10	03	00	Utensilios de cocina y comedor	200	0	0	0	0	0	200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	18.444	0	0	0	0	0	18.444
402	10	08	00	Materiales para equipos de computación	7.596	0	0	0	0	0	7.596
403	**00**	**00**	**00**	**Servicios no personales**	**1.918.038**	**0**	**0**	**0**	**0**	0	**1.918.038**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.180.000	0	0	0	0	0	1.180.000
403	07	01	00	Publicidad y propaganda	75.000	0	0	0	0	0	75.000
403	07	02	00	Imprenta y reproducción	1.000.000	0	0	0	0	0	1.000.000
403	07	03	00	Relaciones sociales	35.000	0	0	0	0	0	35.000
403	07	04	00	Avisos	70.000	0	0	0	0	0	70.000
403	09	00	00	Viáticos y pasajes	109.200	0	0	0	0	0	109.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **PROYECTO:** 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 630020001 EVALUACIÓN DE LOS PLANES DE DESARROLLO REGIONALES, ESTADALES Y COMUNALES, CREANDO LOS MECANISMOS QUE GARANTICEN LA TRANSFERENCIA DE COMPETENCIAS AL PODER POPULAR

UNIDAD DE MEDIDA: INFORME **META:** 1.115

RESPONSABLE/EJECUTOR: GERENCIA DE POLÍTICAS Y PLANIFICACIÓN ESTRATEGÍCA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	109.200	0	0	0	0	0	109.200
403	16	00	00	Servicios de diversión, esparcimiento y culturales	342.500	0	0	0	0	0	342.500
403	16	01	00	Servicios de diversión, esparcimiento y culturales	342.500	0	0	0	0	0	342.500
403	18	00	00	Impuestos indirectos	261.338	0	0	0	0	0	261.338
403	18	01	00	Impuesto al valor agregado	261.338	0	0	0	0	0	261.338
403	99	00	00	Otros servicios no personales	25.000	0	0	0	0	0	25.000
403	99	01	00	Otros servicios no personales	25.000	0	0	0	0	0	25.000
404	**00**	**00**	**00**	**Activos reales**	**198.350**	**0**	**0**	**0**	**0**	0	**198.350**
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.800	0	0	0	0	0	6.800
404	05	01	00	Equipos de telecomunicaciones	6.800	0	0	0	0	0	6.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	191.550	0	0	0	0	0	191.550
404	09	01	00	Mobiliario y equipos de oficina	26.750	0	0	0	0	0	26.750
404	09	02	00	Equipos de computación	155.800	0	0	0	0	0	155.800
404	09	03	00	Mobiliario y equipos de alojamiento	9.000	0	0	0	0	0	9.000
				Totales	**2.278.695**	**0**	**0**	**0**	**0**	0	**2.278.695**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **PROYECTO:** 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 630020002 EVALUACIÓN Y ANÁLISIS DE LOS PROYECTOS ASOCIADOS A LOS PLANES DE INVERSIÓN VINCULADOS A LOS PLANES DE DESARROLLO COMUNALES REGIONALES Y ESTADALES

UNIDAD DE MEDIDA: INFORME **META:** 58

RESPONSABLE/EJECUTOR: GERENCIA TÉCNICA DE PROYECTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**83.255**	**0**	**0**	**0**	**0**	0	**83.255**
402	01	00	00	Productos alimenticios y agropecuarios	15.678	0	0	0	0	0	15.678
402	01	01	00	Alimentos y bebidas para personas	15.678	0	0	0	0	0	15.678
402	03	00	00	Textiles y vestuarios	13.200	0	0	0	0	0	13.200
402	03	02	00	Prendas de vestir	13.200	0	0	0	0	0	13.200
402	05	00	00	Productos de papel, cartón e impresos	5.897	0	0	0	0	0	5.897
402	05	01	00	Pulpa de madera, papel y cartón	1.438	0	0	0	0	0	1.438
402	05	02	00	Envases y cajas de papel y cartón	480	0	0	0	0	0	480
402	05	03	00	Productos de papel y cartón para oficina	3.783	0	0	0	0	0	3.783
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	196	0	0	0	0	0	196
402	06	00	00	Productos químicos y derivados	8.522	0	0	0	0	0	8.522
402	06	06	00	Combustibles y lubricantes	5.925	0	0	0	0	0	5.925
402	06	08	00	Productos plásticos	2.597	0	0	0	0	0	2.597
402	08	00	00	Productos metálicos	400	0	0	0	0	0	400
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	400	0	0	0	0	0	400
402	10	00	00	Productos varios y útiles diversos	39.558	0	0	0	0	0	39.558
402	10	02	00	Materiales y útiles de limpieza y aseo	3.470	0	0	0	0	0	3.470
402	10	03	00	Utensilios de cocina y comedor	400	0	0	0	0	0	400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.809	0	0	0	0	0	16.809
402	10	07	00	Productos de seguridad en el trabajo	6.950	0	0	0	0	0	6.950
402	10	08	00	Materiales para equipos de computación	11.704	0	0	0	0	0	11.704
402	10	11	00	Materiales eléctricos	225	0	0	0	0	0	225
403	**00**	**00**	**00**	**Servicios no personales**	**159.463**	**0**	**0**	**0**	**0**	0	**159.463**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 630020002 EVALUACIÓN Y ANÁLISIS DE LOS PROYECTOS ASOCIADOS A LOS PLANES DE INVERSIÓN VINCULADOS A LOS PLANES DE DESARROLLO COMUNALES REGIONALES Y ESTADALES

UNIDAD DE MEDIDA: INFORME **META:** 58

RESPONSABLE/EJECUTOR: GERENCIA TÉCNICA DE PROYECTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	99.850	0	0	0	0	0	99.850
403	09	01	00	Viáticos y pasajes dentro del país	99.850	0	0	0	0	0	99.850
403	18	00	00	Impuestos indirectos	34.613	0	0	0	0	0	34.613
403	18	01	00	Impuesto al valor agregado	34.613	0	0	0	0	0	34.613
403	99	00	00	Otros servicios no personales	25.000	0	0	0	0	0	25.000
403	99	01	00	Otros servicios no personales	25.000	0	0	0	0	0	25.000
404	**00**	**00**	**00**	**Activos reales**	**163.600**	**0**	**0**	**0**	**0**	0	**163.600**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.500	0	0	0	0	0	1.500
404	05	01	00	Equipos de telecomunicaciones	1.500	0	0	0	0	0	1.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.000	0	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	152.100	0	0	0	0	0	152.100
404	09	02	00	Equipos de computación	152.100	0	0	0	0	0	152.100
				Totales	**406.318**	**0**	**0**	**0**	**0**	0	**406.318**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **PROYECTO:** 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 630020003 FINANCIAMIENTO Y TRANSFERENCIA DE RECURSOS A LAS ENTIDADES FEDERALES Y A ORGANIZACIONES DE BASE DEL PODER POPULAR

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: GERENCIA DE FINANZAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**60.263**	**0**	**0**	**0**	**0**	0	**60.263**
402	01	00	00	Productos alimenticios y agropecuarios	15.677	0	0	0	0	0	15.677
402	01	01	00	Alimentos y bebidas para personas	15.677	0	0	0	0	0	15.677
402	05	00	00	Productos de papel, cartón e impresos	21.840	0	0	0	0	0	21.840
402	05	01	00	Pulpa de madera, papel y cartón	2.400	0	0	0	0	0	2.400
402	05	02	00	Envases y cajas de papel y cartón	720	0	0	0	0	0	720
402	05	03	00	Productos de papel y cartón para oficina	18.720	0	0	0	0	0	18.720
402	06	00	00	Productos químicos y derivados	6.006	0	0	0	0	0	6.006
402	06	04	00	Productos farmacéuticos y medicamentos	592	0	0	0	0	0	592
402	06	08	00	Productos plásticos	5.414	0	0	0	0	0	5.414
402	10	00	00	Productos varios y útiles diversos	16.740	0	0	0	0	0	16.740
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.560	0	0	0	0	0	10.560
402	10	08	00	Materiales para equipos de computación	6.180	0	0	0	0	0	6.180
403	**00**	**00**	**00**	**Servicios no personales**	**48.040**	**0**	**0**	**0**	**0**	0	**48.040**
403	09	00	00	Viáticos y pasajes	15.750	0	0	0	0	0	15.750
403	09	01	00	Viáticos y pasajes dentro del país	15.750	0	0	0	0	0	15.750
403	18	00	00	Impuestos indirectos	7.290	0	0	0	0	0	7.290
403	18	01	00	Impuesto al valor agregado	7.290	0	0	0	0	0	7.290
403	99	00	00	Otros servicios no personales	25.000	0	0	0	0	0	25.000
403	99	01	00	Otros servicios no personales	25.000	0	0	0	0	0	25.000
404	**00**	**00**	**00**	**Activos reales**	**20.000**	**0**	**0**	**0**	**0**	0	**20.000**
404	99	00	00	Otros activos reales	20.000	0	0	0	0	0	20.000
404	99	01	00	Otros activos reales	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **PROYECTO:** 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 630020003 FINANCIAMIENTO Y TRANSFERENCIA DE RECURSOS A LAS ENTIDADES FEDERALES Y A ORGANIZACIONES DE BASE DEL PODER POPULAR

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: GERENCIA DE FINANZAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.900.578.653**	**0**	**0**	**0**	**0**	0	**15.900.578.653**
407	11	00	00	Fondo de Compensación Interterritorial	15.900.578.653	0	0	0	0	0	15.900.578.653
407	11	01	00	Fondo de Compensación Interterritorial Estadal	5.996.172.059	0	0	0	0	0	5.996.172.059
407	11	02	00	Fondo de Compensación Interterritorial Municipal	4.480.530.741	0	0	0	0	0	4.480.530.741
407	11	03	00	Fondo de Compensación Interterritorial Poder Popular	4.770.173.596	0	0	0	0	0	4.770.173.596
407	11	04	00	Fondo de Compensación Interterritorial Fortalecimiento Institucional	653.702.257	0	0	0	0	0	653.702.257
				Totales	**15.900.706.956**	**0**	**0**	**0**	**0**	0	**15.900.706.956**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **PROYECTO:** 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 630020004 EVALUACIÓN, CONTROL Y SEGUIMIENTO DE LA EJECUCIÓN FÍSICO Y FINANCIERA DE LOS PROYECTOS APROBADOS POR LA SECRETARIA DEL CFG Y FINANCIADOS CON RECURSOS DEL FCI

UNIDAD DE MEDIDA: INFORME **META:** 720

RESPONSABLE/EJECUTOR: GERENCIA DE CONTROL Y SEGUIMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**127.194**	**0**	**0**	**0**	**0**	**0**	**127.194**
402	01	00	00	Productos alimenticios y agropecuarios	15.677	0	0	0	0	0	15.677
402	01	01	00	Alimentos y bebidas para personas	15.677	0	0	0	0	0	15.677
402	03	00	00	Textiles y vestuarios	24.240	0	0	0	0	0	24.240
402	03	02	00	Prendas de vestir	24.240	0	0	0	0	0	24.240
402	05	00	00	Productos de papel, cartón e impresos	28.351	0	0	0	0	0	28.351
402	05	01	00	Pulpa de madera, papel y cartón	4.314	0	0	0	0	0	4.314
402	05	02	00	Envases y cajas de papel y cartón	960	0	0	0	0	0	960
402	05	03	00	Productos de papel y cartón para oficina	13.881	0	0	0	0	0	13.881
402	05	05	00	Material de enseñanza	5.000	0	0	0	0	0	5.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.196	0	0	0	0	0	2.196
402	05	99	00	Otros productos de pulpa, papel y cartón	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	13.704	0	0	0	0	0	13.704
402	06	04	00	Productos farmacéuticos y medicamentos	300	0	0	0	0	0	300
402	06	06	00	Combustibles y lubricantes	9.850	0	0	0	0	0	9.850
402	06	08	00	Productos plásticos	3.554	0	0	0	0	0	3.554
402	08	00	00	Productos metálicos	400	0	0	0	0	0	400
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	400	0	0	0	0	0	400
402	10	00	00	Productos varios y útiles diversos	44.822	0	0	0	0	0	44.822
402	10	02	00	Materiales y útiles de limpieza y aseo	3.950	0	0	0	0	0	3.950
402	10	03	00	Utensilios de cocina y comedor	400	0	0	0	0	0	400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	17.702	0	0	0	0	0	17.702
402	10	07	00	Productos de seguridad en el trabajo	6.950	0	0	0	0	0	6.950

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **PROYECTO:** 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 630020004 EVALUACIÓN, CONTROL Y SEGUIMIENTO DE LA EJECUCIÓN FÍSICO Y FINANCIERA DE LOS PROYECTOS APROBADOS POR LA SECRETARIA DEL CFG Y FINANCIADOS CON RECURSOS DEL FCI

UNIDAD DE MEDIDA: INFORME **META:** 720

RESPONSABLE/EJECUTOR: GERENCIA DE CONTROL Y SEGUIMIENTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	13.200	0	0	0	0	0	13.200
402	10	11	00	Materiales eléctricos	225	0	0	0	0	0	225
402	10	12	00	Materiales para instalaciones sanitarias	2.395	0	0	0	0	0	2.395
403	**00**	**00**	**00**	**Servicios no personales**	**487.008**	**0**	**0**	**0**	**0**	0	**487.008**
403	09	00	00	Viáticos y pasajes	375.200	0	0	0	0	0	375.200
403	09	01	00	Viáticos y pasajes dentro del país	375.200	0	0	0	0	0	375.200
403	18	00	00	Impuestos indirectos	86.808	0	0	0	0	0	86.808
403	18	01	00	Impuesto al valor agregado	86.808	0	0	0	0	0	86.808
403	99	00	00	Otros servicios no personales	25.000	0	0	0	0	0	25.000
403	99	01	00	Otros servicios no personales	25.000	0	0	0	0	0	25.000
404	**00**	**00**	**00**	**Activos reales**	**323.200**	**0**	**0**	**0**	**0**	0	**323.200**
404	01	00	00	Repuestos y reparaciones mayores	40.000	0	0	0	0	0	40.000
404	01	01	00	Repuestos mayores	40.000	0	0	0	0	0	40.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	40.000	0	0	0	0	0	40.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	59.000	0	0	0	0	0	59.000
404	05	01	00	Equipos de telecomunicaciones	59.000	0	0	0	0	0	59.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	11.000	0	0	0	0	0	11.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	11.000	0	0	0	0	0	11.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	213.200	0	0	0	0	0	213.200
404	09	01	00	Mobiliario y equipos de oficina	85.000	0	0	0	0	0	85.000
404	09	02	00	Equipos de computación	127.200	0	0	0	0	0	127.200
404	09	03	00	Mobiliario y equipos de alojamiento	1.000	0	0	0	0	0	1.000
				Totales	**937.402**	**0**	**0**	**0**	**0**	0	**937.402**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **PROYECTO:** 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 630020005 DIRECCION Y COORDINACION DE LOS TRABAJADORES

UNIDAD DE MEDIDA: NÓMINA **META:** 12

RESPONSABLE/EJECUTOR: CONSEJO FEDERAL DE GOBIERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**18.894.928**	**0**	**0**	**0**	**0**	0	**18.894.928**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.732.984	0	0	0	0	0	6.732.984
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.136.389	0	0	0	0	0	4.136.389
401	01	18	00	Remuneraciones al personal contratado	1.440.000	0	0	0	0	0	1.440.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.156.595	0	0	0	0	0	1.156.595
401	03	00	00	Primas	1.488.097	0	0	0	0	0	1.488.097
401	03	02	00	Primas de transporte a empleados	219.240	0	0	0	0	0	219.240
401	03	03	00	Primas por hogar a empleados	104.400	0	0	0	0	0	104.400
401	03	08	00	Primas de profesionalización a empleados	688.088	0	0	0	0	0	688.088
401	03	09	00	Primas por antigüedad a empleados	476.369	0	0	0	0	0	476.369
401	04	00	00	Complementos de sueldos y salarios	1.755.360	0	0	0	0	0	1.755.360
401	04	06	00	Complemento a empleados por comisión de servicios	360.000	0	0	0	0	0	360.000
401	04	08	00	Bono compensatorio de alimentación a empleados	998.640	0	0	0	0	0	998.640
401	04	26	00	Bono compensatorio de alimentación al personal contratado	205.200	0	0	0	0	0	205.200
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	191.520	0	0	0	0	0	191.520
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.193.350	0	0	0	0	0	2.193.350
401	05	01	00	Aguinaldos a empleados	800.000	0	0	0	0	0	800.000
401	05	03	00	Bono vacacional a empleados	403.414	0	0	0	0	0	403.414
401	05	07	00	Aguinaldos al personal contratado	367.000	0	0	0	0	0	367.000
401	05	08	00	Bono vacacional al personal contratado	35.000	0	0	0	0	0	35.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	394.233	0	0	0	0	0	394.233
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	193.703	0	0	0	0	0	193.703
401	06	00	00	Aportes patronales y legales	1.174.205	0	0	0	0	0	1.174.205

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 630020005 DIRECCION Y COORDINACION DE LOS TRABAJADORES

UNIDAD DE MEDIDA: NÓMINA **META:** 12

RESPONSABLE/EJECUTOR: CONSEJO FEDERAL DE GOBIERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	524.049	0	0	0	0	0	524.049
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	151.392	0	0	0	0	0	151.392
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	104.810	0	0	0	0	0	104.810
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	137.374	0	0	0	0	0	137.374
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	175.837	0	0	0	0	0	175.837
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	42.331	0	0	0	0	0	42.331
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	38.412	0	0	0	0	0	38.412
401	07	00	00	Asistencia socio-económica	3.781.383	0	0	0	0	0	3.781.383
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	504.639	0	0	0	0	0	504.639
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.523.970	0	0	0	0	0	1.523.970
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	87.000	0	0	0	0	0	87.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	323.222	0	0	0	0	0	323.222
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	87.000	0	0	0	0	0	87.000
401	07	33	00	Asistencia socio-económica al personal contratado	822.179	0	0	0	0	0	822.179
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	141.105	0	0	0	0	0	141.105
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	292.268	0	0	0	0	0	292.268
401	08	00	00	Prestaciones sociales e indemnizaciones	1.769.549	0	0	0	0	0	1.769.549
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.144.784	0	0	0	0	0	1.144.784
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	304.667	0	0	0	0	0	304.667
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	320.098	0	0	0	0	0	320.098
403	**00**	**00**	**00**	**Servicios no personales**	**325.496**	**0**	**0**	**0**	**0**	0	**325.496**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114043 630020000 IMPLANTACIÓN DEL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 4.548

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 630020005 DIRECCION Y COORDINACION DE LOS TRABAJADORES

UNIDAD DE MEDIDA: NÓMINA **META:** 12

RESPONSABLE/EJECUTOR: CONSEJO FEDERAL DE GOBIERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	10	07	00	Servicios de capacitación y adiestramiento	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	2.732	0	0	0	0	0	2.732
403	18	01	00	Impuesto al valor agregado	2.732	0	0	0	0	0	2.732
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	22.764	0	0	0	0	0	22.764
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	22.764	0	0	0	0	0	22.764
				Totales	**19.220.424**	**0**	**0**	**0**	**0**	0	**19.220.424**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114120 630021000 CREACIÓN Y FORTALECIMIENTO DE LA RED DE OFICINAS TÉCNICAS REGIONALES (OTR) Y UNIDADES RECEPTORAS ESTADALES (URE) DEL CONSEJO FEDERAL DE GOBIERNO (CFG)

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: OFICINA **META:** 28

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**19.441.192**	**0**	**0**	**0**	**0**	**0**	**19.441.192**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.915.838	0	0	0	0	0	5.915.838
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.698.280	0	0	0	0	0	4.698.280
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.217.558	0	0	0	0	0	1.217.558
401	03	00	00	Primas	1.673.484	0	0	0	0	0	1.673.484
401	03	02	00	Primas de transporte a empleados	252.000	0	0	0	0	0	252.000
401	03	03	00	Primas por hogar a empleados	120.000	0	0	0	0	0	120.000
401	03	08	00	Primas de profesionalización a empleados	769.058	0	0	0	0	0	769.058
401	03	09	00	Primas por antigüedad a empleados	532.426	0	0	0	0	0	532.426
401	04	00	00	Complementos de sueldos y salarios	1.482.000	0	0	0	0	0	1.482.000
401	04	08	00	Bono compensatorio de alimentación a empleados	1.215.240	0	0	0	0	0	1.215.240
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	266.760	0	0	0	0	0	266.760
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.007.218	0	0	0	0	0	3.007.218
401	05	01	00	Aguinaldos a empleados	1.592.196	0	0	0	0	0	1.592.196
401	05	03	00	Bono vacacional a empleados	796.098	0	0	0	0	0	796.098
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	412.616	0	0	0	0	0	412.616
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	206.308	0	0	0	0	0	206.308
401	06	00	00	Aportes patronales y legales	1.312.382	0	0	0	0	0	1.312.382
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	595.236	0	0	0	0	0	595.236
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	171.958	0	0	0	0	0	171.958
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	119.048	0	0	0	0	0	119.048
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	156.036	0	0	0	0	0	156.036
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	185.106	0	0	0	0	0	185.106
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	44.562	0	0	0	0	0	44.562
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	40.436	0	0	0	0	0	40.436
401	07	00	00	Asistencia socio-económica	4.413.008	0	0	0	0	0	4.413.008
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	573.190	0	0	0	0	0	573.190

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114120 630021000 CREACIÓN Y FORTALECIMIENTO DE LA RED DE OFICINAS TÉCNICAS REGIONALES (OTR) Y UNIDADES RECEPTORAS ESTADALES (URE) DEL CONSEJO FEDERAL DE GOBIERNO (CFG)

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: OFICINA **META:** 28

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.711.856	0	0	0	0	0	1.711.856
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	100.000	0	0	0	0	0	100.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.403.646	0	0	0	0	0	1.403.646
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	100.000	0	0	0	0	0	100.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	148.542	0	0	0	0	0	148.542
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	375.774	0	0	0	0	0	375.774
401	08	00	00	Prestaciones sociales e indemnizaciones	1.637.262	0	0	0	0	0	1.637.262
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.300.292	0	0	0	0	0	1.300.292
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	336.970	0	0	0	0	0	336.970
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.225.384**	**0**	**0**	**0**	**0**	**0**	**2.225.384**
402	01	00	00	Productos alimenticios y agropecuarios	1.006.584	0	0	0	0	0	1.006.584
402	01	01	00	Alimentos y bebidas para personas	1.006.584	0	0	0	0	0	1.006.584
402	03	00	00	Textiles y vestuarios	400.000	0	0	0	0	0	400.000
402	03	02	00	Prendas de vestir	400.000	0	0	0	0	0	400.000
402	04	00	00	Productos de cuero y caucho	120.000	0	0	0	0	0	120.000
402	04	03	00	Cauchos y tripas para vehículos	120.000	0	0	0	0	0	120.000
402	05	00	00	Productos de papel, cartón e impresos	72.700	0	0	0	0	0	72.700
402	05	01	00	Pulpa de madera, papel y cartón	6.000	0	0	0	0	0	6.000
402	05	02	00	Envases y cajas de papel y cartón	3.700	0	0	0	0	0	3.700
402	05	03	00	Productos de papel y cartón para oficina	55.000	0	0	0	0	0	55.000
402	05	99	00	Otros productos de pulpa, papel y cartón	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	32.600	0	0	0	0	0	32.600
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.200	0	0	0	0	0	2.200
402	06	06	00	Combustibles y lubricantes	5.400	0	0	0	0	0	5.400
402	06	08	00	Productos plásticos	10.000	0	0	0	0	0	10.000
402	06	99	00	Otros productos de la industria química y conexos	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114120 630021000 CREACIÓN Y FORTALECIMIENTO DE LA RED DE OFICINAS TÉCNICAS REGIONALES (OTR) Y UNIDADES RECEPTORAS ESTADALES (URE) DEL CONSEJO FEDERAL DE GOBIERNO (CFG)

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: OFICINA **META:** 28

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	59.000	0	0	0	0	0	59.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	28.000	0	0	0	0	0	28.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	31.000	0	0	0	0	0	31.000
402	10	00	00	Productos varios y útiles diversos	429.500	0	0	0	0	0	429.500
402	10	01	00	Artículos de deporte, recreación y juguetes	15.000	0	0	0	0	0	15.000
402	10	02	00	Materiales y útiles de limpieza y aseo	20.000	0	0	0	0	0	20.000
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	110.000	0	0	0	0	0	110.000
402	10	07	00	Productos de seguridad en el trabajo	14.000	0	0	0	0	0	14.000
402	10	08	00	Materiales para equipos de computación	160.000	0	0	0	0	0	160.000
402	10	11	00	Materiales eléctricos	23.000	0	0	0	0	0	23.000
402	10	12	00	Materiales para instalaciones sanitarias	2.500	0	0	0	0	0	2.500
402	10	99	00	Otros productos y útiles diversos	80.000	0	0	0	0	0	80.000
402	99	00	00	Otros materiales y suministros	105.000	0	0	0	0	0	105.000
402	99	01	00	Otros materiales y suministros	105.000	0	0	0	0	0	105.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.050.161**	**0**	**0**	**0**	**0**	**0**	**4.050.161**
403	01	00	00	Alquileres de inmuebles	200.000	0	0	0	0	0	200.000
403	01	01	00	Alquileres de edificios y locales	200.000	0	0	0	0	0	200.000
403	04	00	00	Servicios básicos	291.200	0	0	0	0	0	291.200
403	04	01	00	Electricidad	60.000	0	0	0	0	0	60.000
403	04	03	00	Agua	21.600	0	0	0	0	0	21.600
403	04	04	00	Teléfonos	98.000	0	0	0	0	0	98.000
403	04	05	00	Servicio de comunicaciones	40.000	0	0	0	0	0	40.000
403	04	06	00	Servicio de aseo urbano y domiciliario	15.600	0	0	0	0	0	15.600
403	04	07	00	Servicio de condominio	56.000	0	0	0	0	0	56.000
403	06	00	00	Servicios de transporte y almacenaje	32.000	0	0	0	0	0	32.000
403	06	01	00	Fletes y embalajes	17.000	0	0	0	0	0	17.000
403	06	03	00	Estacionamiento	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114120 630021000 CREACIÓN Y FORTALECIMIENTO DE LA RED DE OFICINAS TÉCNICAS REGIONALES (OTR) Y UNIDADES RECEPTORAS ESTADALES (URE) DEL CONSEJO FEDERAL DE GOBIERNO (CFG)

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: OFICINA **META:** 28

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	755.000	0	0	0	0	0	755.000
403	07	01	00	Publicidad y propaganda	150.000	0	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	350.000	0	0	0	0	0	350.000
403	07	03	00	Relaciones sociales	105.000	0	0	0	0	0	105.000
403	07	04	00	Avisos	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	450.000	0	0	0	0	0	450.000
403	09	01	00	Viáticos y pasajes dentro del país	450.000	0	0	0	0	0	450.000
403	10	00	00	Servicios profesionales y técnicos	645.000	0	0	0	0	0	645.000
403	10	07	00	Servicios de capacitación y adiestramiento	600.001	0	0	0	0	0	600.001
403	10	99	00	Otros servicios profesionales y técnicos	44.999	0	0	0	0	0	44.999
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	206.000	0	0	0	0	0	206.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	86.000	0	0	0	0	0	86.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	0	60.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	60.000	0	0	0	0	0	60.000
403	12	00	00	Conservación y reparaciones menores de obras	240.000	0	0	0	0	0	240.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	240.000	0	0	0	0	0	240.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	250.001	0	0	0	0	0	250.001
403	16	01	00	Servicios de diversión, esparcimiento y culturales	250.001	0	0	0	0	0	250.001
403	18	00	00	Impuestos indirectos	896.373	0	0	0	0	0	896.373
403	18	01	00	Impuesto al valor agregado	896.373	0	0	0	0	0	896.373
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	24.587	0	0	0	0	0	24.587
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	24.587	0	0	0	0	0	24.587
403	99	00	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000
403	99	01	00	Otros servicios no personales	60.000	0	0	0	0	0	60.000
404	**00**	**00**	**00**	**Activos reales**	**2.790.600**	**0**	**0**	**0**	**0**	**0**	**2.790.600**
404	01	00	00	Repuestos y reparaciones mayores	54.000	0	0	0	0	0	54.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	54.000	0	0	0	0	0	54.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114120 630021000 CREACIÓN Y FORTALECIMIENTO DE LA RED DE OFICINAS TÉCNICAS REGIONALES (OTR) Y UNIDADES RECEPTORAS ESTADALES (URE) DEL CONSEJO FEDERAL DE GOBIERNO (CFG)

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: OFICINA **META:** 28

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	54.000	0	0	0	0	0	54.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	80.000	0	0	0	0	0	80.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	80.000	0	0	0	0	0	80.000
404	04	00	00	Equipos de transporte, tracción y elevación	700.000	0	0	0	0	0	700.000
404	04	01	00	Vehículos automotores terrestres	700.000	0	0	0	0	0	700.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	461.000	0	0	0	0	0	461.000
404	05	01	00	Equipos de telecomunicaciones	266.000	0	0	0	0	0	266.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	195.000	0	0	0	0	0	195.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	110.000	0	0	0	0	0	110.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	110.000	0	0	0	0	0	110.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.285.600	0	0	0	0	0	1.285.600
404	09	01	00	Mobiliario y equipos de oficina	300.000	0	0	0	0	0	300.000
404	09	02	00	Equipos de computación	900.000	0	0	0	0	0	900.000
404	09	03	00	Mobiliario y equipos de alojamiento	85.600	0	0	0	0	0	85.600
404	99	00	00	Otros activos reales	100.000	0	0	0	0	0	100.000
404	99	01	00	Otros activos reales	100.000	0	0	0	0	0	100.000
				Totales	**28.507.337**	**0**	**0**	**0**	**0**	**0**	**28.507.337**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 63 - 43

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114120 630021000 CREACIÓN Y FORTALECIMIENTO DE LA RED DE OFICINAS TÉCNICAS REGIONALES (OTR) Y UNIDADES RECEPTORAS ESTADALES (URE) DEL CONSEJO FEDERAL DE GOBIERNO (CFG)

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: OFICINA **META:** 28

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114120 630021000 CREACIÓN Y FORTALECIMIENTO DE LA RED DE OFICINAS TÉCNICAS REGIONALES (OTR) Y UNIDADES RECEPTORAS ESTADALES (URE) DEL CONSEJO FEDERAL DE GOBIERNO (CFG)

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: OFICINA **META:** 28

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 630021001 FORTALECIMIENTO DE LAS UNIDADES DESCONCENTRADAS (OFICINAS TÉCNICAS REGIONALES) Y UNIDADES RECEPTORAS ESTADALES (URE)

UNIDAD DE MEDIDA: OFICINA **META:** 16

RESPONSABLE/EJECUTOR: GERENCIA DE POLÌTICAS, PLANIFICACIÒN Y ESTRATEGIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**9.720.596**	**0**	**0**	**0**	**0**	0	**9.720.596**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.957.919	0	0	0	0	0	2.957.919
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.349.140	0	0	0	0	0	2.349.140
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	608.779	0	0	0	0	0	608.779
401	03	00	00	Primas	836.742	0	0	0	0	0	836.742
401	03	02	00	Primas de transporte a empleados	126.000	0	0	0	0	0	126.000
401	03	03	00	Primas por hogar a empleados	60.000	0	0	0	0	0	60.000
401	03	08	00	Primas de profesionalización a empleados	384.529	0	0	0	0	0	384.529
401	03	09	00	Primas por antigüedad a empleados	266.213	0	0	0	0	0	266.213
401	04	00	00	Complementos de sueldos y salarios	741.000	0	0	0	0	0	741.000
401	04	08	00	Bono compensatorio de alimentación a empleados	607.620	0	0	0	0	0	607.620
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	133.380	0	0	0	0	0	133.380
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.503.609	0	0	0	0	0	1.503.609
401	05	01	00	Aguinaldos a empleados	796.098	0	0	0	0	0	796.098
401	05	03	00	Bono vacacional a empleados	398.049	0	0	0	0	0	398.049
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	206.308	0	0	0	0	0	206.308
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	103.154	0	0	0	0	0	103.154
401	06	00	00	Aportes patronales y legales	656.191	0	0	0	0	0	656.191
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	297.618	0	0	0	0	0	297.618
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	85.979	0	0	0	0	0	85.979
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	59.524	0	0	0	0	0	59.524
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	78.018	0	0	0	0	0	78.018
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	92.553	0	0	0	0	0	92.553

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114120 630021000 CREACIÓN Y FORTALECIMIENTO DE LA RED DE OFICINAS TÉCNICAS REGIONALES (OTR) Y UNIDADES RECEPTORAS ESTADALES (URE) DEL CONSEJO FEDERAL DE GOBIERNO (CFG)

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: OFICINA **META:** 28

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 630021001 FORTALECIMIENTO DE LAS UNIDADES DESCONCENTRADAS (OFICINAS TÉCNICAS REGIONALES) Y UNIDADES RECEPTORAS ESTADALES (URE)

UNIDAD DE MEDIDA: OFICINA **META:** 16

RESPONSABLE/EJECUTOR: GERENCIA DE POLÌTICAS, PLANIFICACIÒN Y ESTRATEGIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	22.281	0	0	0	0	0	22.281
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	20.218	0	0	0	0	0	20.218
401	07	00	00	Asistencia socio-económica	2.206.504	0	0	0	0	0	2.206.504
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	286.595	0	0	0	0	0	286.595
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	855.928	0	0	0	0	0	855.928
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	50.000	0	0	0	0	0	50.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	701.823	0	0	0	0	0	701.823
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	50.000	0	0	0	0	0	50.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	74.271	0	0	0	0	0	74.271
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	187.887	0	0	0	0	0	187.887
401	08	00	00	Prestaciones sociales e indemnizaciones	818.631	0	0	0	0	0	818.631
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	650.146	0	0	0	0	0	650.146
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	168.485	0	0	0	0	0	168.485
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.591.984**	**0**	**0**	**0**	**0**	0	**1.591.984**
402	01	00	00	Productos alimenticios y agropecuarios	826.584	0	0	0	0	0	826.584
402	01	01	00	Alimentos y bebidas para personas	826.584	0	0	0	0	0	826.584
402	03	00	00	Textiles y vestuarios	300.000	0	0	0	0	0	300.000
402	03	02	00	Prendas de vestir	300.000	0	0	0	0	0	300.000
402	04	00	00	Productos de cuero y caucho	120.000	0	0	0	0	0	120.000
402	04	03	00	Cauchos y tripas para vehículos	120.000	0	0	0	0	0	120.000
402	05	00	00	Productos de papel, cartón e impresos	32.200	0	0	0	0	0	32.200
402	05	01	00	Pulpa de madera, papel y cartón	4.000	0	0	0	0	0	4.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114120 630021000 CREACIÓN Y FORTALECIMIENTO DE LA RED DE OFICINAS TÉCNICAS REGIONALES (OTR) Y UNIDADES RECEPTORAS ESTADALES (URE) DEL CONSEJO FEDERAL DE GOBIERNO (CFG)

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: OFICINA **META:** 28

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 630021001 FORTALECIMIENTO DE LAS UNIDADES DESCONCENTRADAS (OFICINAS TÉCNICAS REGIONALES) Y UNIDADES RECEPTORAS ESTADALES (URE)

UNIDAD DE MEDIDA: OFICINA **META:** 16

RESPONSABLE/EJECUTOR: GERENCIA DE POLÌTICAS, PLANIFICACIÒN Y ESTRATEGIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	02	00	Envases y cajas de papel y cartón	1.200	0	0	0	0	0	1.200
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	05	99	00	Otros productos de pulpa, papel y cartón	7.000	0	0	0	0	0	7.000
402	06	00	00	Productos químicos y derivados	20.200	0	0	0	0	0	20.200
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	0	5.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.200	0	0	0	0	0	2.200
402	06	06	00	Combustibles y lubricantes	3.000	0	0	0	0	0	3.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	06	99	00	Otros productos de la industria química y conexos	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	20.000	0	0	0	0	0	20.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	12.000	0	0	0	0	0	12.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	8.000	0	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	238.000	0	0	0	0	0	238.000
402	10	01	00	Artículos de deporte, recreación y juguetes	15.000	0	0	0	0	0	15.000
402	10	02	00	Materiales y útiles de limpieza y aseo	10.000	0	0	0	0	0	10.000
402	10	03	00	Utensilios de cocina y comedor	2.500	0	0	0	0	0	2.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.000	0	0	0	0	0	50.000
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	120.000	0	0	0	0	0	120.000
402	10	11	00	Materiales eléctricos	8.000	0	0	0	0	0	8.000
402	10	12	00	Materiales para instalaciones sanitarias	2.500	0	0	0	0	0	2.500
402	10	99	00	Otros productos y útiles diversos	20.000	0	0	0	0	0	20.000
402	99	00	00	Otros materiales y suministros	35.000	0	0	0	0	0	35.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114120 630021000 CREACIÓN Y FORTALECIMIENTO DE LA RED DE OFICINAS TÉCNICAS REGIONALES (OTR) Y UNIDADES RECEPTORAS ESTADALES (URE) DEL CONSEJO FEDERAL DE GOBIERNO (CFG)

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: OFICINA **META:** 28

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 630021001 FORTALECIMIENTO DE LAS UNIDADES DESCONCENTRADAS (OFICINAS TÉCNICAS REGIONALES) Y UNIDADES RECEPTORAS ESTADALES (URE)

UNIDAD DE MEDIDA: OFICINA **META:** 16

RESPONSABLE/EJECUTOR: GERENCIA DE POLÌTICAS, PLANIFICACIÒN Y ESTRATEGIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	01	00	Otros materiales y suministros	35.000	0	0	0	0	0	35.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.156.279**	**0**	**0**	**0**	**0**	0	**2.156.279**
403	01	00	00	Alquileres de inmuebles	200.000	0	0	0	0	0	200.000
403	01	01	00	Alquileres de edificios y locales	200.000	0	0	0	0	0	200.000
403	04	00	00	Servicios básicos	172.000	0	0	0	0	0	172.000
403	04	01	00	Electricidad	40.000	0	0	0	0	0	40.000
403	04	03	00	Agua	20.000	0	0	0	0	0	20.000
403	04	04	00	Teléfonos	48.000	0	0	0	0	0	48.000
403	04	05	00	Servicio de comunicaciones	20.000	0	0	0	0	0	20.000
403	04	06	00	Servicio de aseo urbano y domiciliario	12.000	0	0	0	0	0	12.000
403	04	07	00	Servicio de condominio	32.000	0	0	0	0	0	32.000
403	06	00	00	Servicios de transporte y almacenaje	8.000	0	0	0	0	0	8.000
403	06	01	00	Fletes y embalajes	3.000	0	0	0	0	0	3.000
403	06	03	00	Estacionamiento	5.000	0	0	0	0	0	5.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	335.000	0	0	0	0	0	335.000
403	07	01	00	Publicidad y propaganda	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	0	200.000
403	07	03	00	Relaciones sociales	35.000	0	0	0	0	0	35.000
403	07	04	00	Avisos	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	150.000	0	0	0	0	0	150.000
403	09	01	00	Viáticos y pasajes dentro del pais	150.000	0	0	0	0	0	150.000
403	10	00	00	Servicios profesionales y técnicos	315.000	0	0	0	0	0	315.000
403	10	07	00	Servicios de capacitación y adiestramiento	300.001	0	0	0	0	0	300.001

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114120 630021000 CREACIÓN Y FORTALECIMIENTO DE LA RED DE OFICINAS TÉCNICAS REGIONALES (OTR) Y UNIDADES RECEPTORAS ESTADALES (URE) DEL CONSEJO FEDERAL DE GOBIERNO (CFG)

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: OFICINA **META:** 28

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 630021001 FORTALECIMIENTO DE LAS UNIDADES DESCONCENTRADAS (OFICINAS TÉCNICAS REGIONALES) Y UNIDADES RECEPTORAS ESTADALES (URE)

UNIDAD DE MEDIDA: OFICINA **META:** 16

RESPONSABLE/EJECUTOR: GERENCIA DE POLÌTICAS, PLANIFICACIÒN Y ESTRATEGIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	14.999	0	0	0	0	0	14.999
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	120.000	0	0	0	0	0	120.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	40.000	0	0	0	0	0	40.000
403	12	00	00	Conservación y reparaciones menores de obras	240.000	0	0	0	0	0	240.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	240.000	0	0	0	0	0	240.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	125.001	0	0	0	0	0	125.001
403	16	01	00	Servicios de diversión, esparcimiento y culturales	125.001	0	0	0	0	0	125.001
403	18	00	00	Impuestos indirectos	458.984	0	0	0	0	0	458.984
403	18	01	00	Impuesto al valor agregado	458.984	0	0	0	0	0	458.984
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	12.294	0	0	0	0	0	12.294
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	12.294	0	0	0	0	0	12.294
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**535.600**	**0**	**0**	**0**	**0**	0	**535.600**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	20.000	0	0	0	0	0	20.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	20.000	0	0	0	0	0	20.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	210.000	0	0	0	0	0	210.000
404	05	01	00	Equipos de telecomunicaciones	150.000	0	0	0	0	0	150.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	60.000	0	0	0	0	0	60.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114120 630021000 CREACIÓN Y FORTALECIMIENTO DE LA RED DE OFICINAS TÉCNICAS REGIONALES (OTR) Y UNIDADES RECEPTORAS ESTADALES (URE) DEL CONSEJO FEDERAL DE GOBIERNO (CFG)

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: OFICINA **META:** 28

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 630021001 FORTALECIMIENTO DE LAS UNIDADES DESCONCENTRADAS (OFICINAS TÉCNICAS REGIONALES) Y UNIDADES RECEPTORAS ESTADALES (URE)

UNIDAD DE MEDIDA: OFICINA **META:** 16

RESPONSABLE/EJECUTOR: GERENCIA DE POLÌTICAS, PLANIFICACIÒN Y ESTRATEGIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	20.000	0	0	0	0	0	20.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	255.600	0	0	0	0	0	255.600
404	09	01	00	Mobiliario y equipos de oficina	50.000	0	0	0	0	0	50.000
404	09	02	00	Equipos de computación	200.000	0	0	0	0	0	200.000
404	09	03	00	Mobiliario y equipos de alojamiento	5.600	0	0	0	0	0	5.600
404	99	00	00	Otros activos reales	30.000	0	0	0	0	0	30.000
404	99	01	00	Otros activos reales	30.000	0	0	0	0	0	30.000
				Totales	**14.004.459**	**0**	**0**	**0**	**0**	0	**14.004.459**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114120 630021000 CREACIÓN Y FORTALECIMIENTO DE LA RED DE OFICINAS TÉCNICAS REGIONALES (OTR) Y UNIDADES RECEPTORAS ESTADALES (URE) DEL CONSEJO FEDERAL DE GOBIERNO (CFG)

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: OFICINA **META:** 28

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 630021002 CREACIÓN DE LAS UNIDADES DESCONCENTRADAS (OFICINAS TÉCNICAS REGIONALES) Y UNIDADES RECEPTORAS ESTADALES (URE)

UNIDAD DE MEDIDA: OFICINA **META:** 12

RESPONSABLE/EJECUTOR: GERENCIA DE POLÌTICAS, PLANIFICACIÒN Y ESTRATEGIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**9.720.596**	**0**	**0**	**0**	**0**	0	**9.720.596**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.957.919	0	0	0	0	0	2.957.919
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.349.140	0	0	0	0	0	2.349.140
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	608.779	0	0	0	0	0	608.779
401	03	00	00	Primas	836.742	0	0	0	0	0	836.742
401	03	02	00	Primas de transporte a empleados	126.000	0	0	0	0	0	126.000
401	03	03	00	Primas por hogar a empleados	60.000	0	0	0	0	0	60.000
401	03	08	00	Primas de profesionalización a empleados	384.529	0	0	0	0	0	384.529
401	03	09	00	Primas por antigüedad a empleados	266.213	0	0	0	0	0	266.213
401	04	00	00	Complementos de sueldos y salarios	741.000	0	0	0	0	0	741.000
401	04	08	00	Bono compensatorio de alimentación a empleados	607.620	0	0	0	0	0	607.620
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	133.380	0	0	0	0	0	133.380
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.503.609	0	0	0	0	0	1.503.609
401	05	01	00	Aguinaldos a empleados	796.098	0	0	0	0	0	796.098
401	05	03	00	Bono vacacional a empleados	398.049	0	0	0	0	0	398.049
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	206.308	0	0	0	0	0	206.308
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	103.154	0	0	0	0	0	103.154
401	06	00	00	Aportes patronales y legales	656.191	0	0	0	0	0	656.191
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	297.618	0	0	0	0	0	297.618
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	85.979	0	0	0	0	0	85.979
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	59.524	0	0	0	0	0	59.524
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	78.018	0	0	0	0	0	78.018
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	92.553	0	0	0	0	0	92.553

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114120 630021000 CREACIÓN Y FORTALECIMIENTO DE LA RED DE OFICINAS TÉCNICAS REGIONALES (OTR) Y UNIDADES RECEPTORAS ESTADALES (URE) DEL CONSEJO FEDERAL DE GOBIERNO (CFG)

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: OFICINA **META:** 28

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 630021002 CREACIÓN DE LAS UNIDADES DESCONCENTRADAS (OFICINAS TÉCNICAS REGIONALES) Y UNIDADES RECEPTORAS ESTADALES (URE)

UNIDAD DE MEDIDA: OFICINA **META:** 12

RESPONSABLE/EJECUTOR: GERENCIA DE POLÌTICAS, PLANIFICACIÒN Y ESTRATEGIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	22.281	0	0	0	0	0	22.281
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	20.218	0	0	0	0	0	20.218
401	07	00	00	Asistencia socio-económica	2.206.504	0	0	0	0	0	2.206.504
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	286.595	0	0	0	0	0	286.595
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	855.928	0	0	0	0	0	855.928
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	50.000	0	0	0	0	0	50.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	701.823	0	0	0	0	0	701.823
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	50.000	0	0	0	0	0	50.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	74.271	0	0	0	0	0	74.271
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	187.887	0	0	0	0	0	187.887
401	08	00	00	Prestaciones sociales e indemnizaciones	818.631	0	0	0	0	0	818.631
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	650.146	0	0	0	0	0	650.146
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	168.485	0	0	0	0	0	168.485
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**633.400**	**0**	**0**	**0**	**0**	0	**633.400**
402	01	00	00	Productos alimenticios y agropecuarios	180.000	0	0	0	0	0	180.000
402	01	01	00	Alimentos y bebidas para personas	180.000	0	0	0	0	0	180.000
402	03	00	00	Textiles y vestuarios	100.000	0	0	0	0	0	100.000
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	40.500	0	0	0	0	0	40.500
402	05	01	00	Pulpa de madera, papel y cartón	2.000	0	0	0	0	0	2.000
402	05	02	00	Envases y cajas de papel y cartón	2.500	0	0	0	0	0	2.500
402	05	03	00	Productos de papel y cartón para oficina	35.000	0	0	0	0	0	35.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114120 630021000 CREACIÓN Y FORTALECIMIENTO DE LA RED DE OFICINAS TÉCNICAS REGIONALES (OTR) Y UNIDADES RECEPTORAS ESTADALES (URE) DEL CONSEJO FEDERAL DE GOBIERNO (CFG)

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: OFICINA **META:** 28

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 630021002 CREACIÓN DE LAS UNIDADES DESCONCENTRADAS (OFICINAS TÉCNICAS REGIONALES) Y UNIDADES RECEPTORAS ESTADALES (URE)

UNIDAD DE MEDIDA: OFICINA **META:** 12

RESPONSABLE/EJECUTOR: GERENCIA DE POLÌTICAS, PLANIFICACIÒN Y ESTRATEGIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	99	00	Otros productos de pulpa, papel y cartón	1.000	0	0	0	0	0	1.000
402	06	00	00	Productos químicos y derivados	12.400	0	0	0	0	0	12.400
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	0	5.000
402	06	06	00	Combustibles y lubricantes	2.400	0	0	0	0	0	2.400
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	39.000	0	0	0	0	0	39.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	16.000	0	0	0	0	0	16.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	23.000	0	0	0	0	0	23.000
402	10	00	00	Productos varios y útiles diversos	191.500	0	0	0	0	0	191.500
402	10	02	00	Materiales y útiles de limpieza y aseo	10.000	0	0	0	0	0	10.000
402	10	03	00	Utensilios de cocina y comedor	2.500	0	0	0	0	0	2.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	60.000	0	0	0	0	0	60.000
402	10	07	00	Productos de seguridad en el trabajo	4.000	0	0	0	0	0	4.000
402	10	08	00	Materiales para equipos de computación	40.000	0	0	0	0	0	40.000
402	10	11	00	Materiales eléctricos	15.000	0	0	0	0	0	15.000
402	10	99	00	Otros productos y útiles diversos	60.000	0	0	0	0	0	60.000
402	99	00	00	Otros materiales y suministros	70.000	0	0	0	0	0	70.000
402	99	01	00	Otros materiales y suministros	70.000	0	0	0	0	0	70.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.893.882**	**0**	**0**	**0**	**0**	0	**1.893.882**
403	04	00	00	Servicios básicos	119.200	0	0	0	0	0	119.200
403	04	01	00	Electricidad	20.000	0	0	0	0	0	20.000
403	04	03	00	Agua	1.600	0	0	0	0	0	1.600
403	04	04	00	Teléfonos	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114120 630021000 CREACIÓN Y FORTALECIMIENTO DE LA RED DE OFICINAS TÉCNICAS REGIONALES (OTR) Y UNIDADES RECEPTORAS ESTADALES (URE) DEL CONSEJO FEDERAL DE GOBIERNO (CFG)

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: OFICINA **META:** 28

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 630021002 CREACIÓN DE LAS UNIDADES DESCONCENTRADAS (OFICINAS TÉCNICAS REGIONALES) Y UNIDADES RECEPTORAS ESTADALES (URE)

UNIDAD DE MEDIDA: OFICINA **META:** 12

RESPONSABLE/EJECUTOR: GERENCIA DE POLÌTICAS, PLANIFICACIÒN Y ESTRATEGIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	05	00	Servicio de comunicaciones	20.000	0	0	0	0	0	20.000
403	04	06	00	Servicio de aseo urbano y domiciliario	3.600	0	0	0	0	0	3.600
403	04	07	00	Servicio de condominio	24.000	0	0	0	0	0	24.000
403	06	00	00	Servicios de transporte y almacenaje	24.000	0	0	0	0	0	24.000
403	06	01	00	Fletes y embalajes	14.000	0	0	0	0	0	14.000
403	06	03	00	Estacionamiento	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	420.000	0	0	0	0	0	420.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	0	150.000
403	07	03	00	Relaciones sociales	70.000	0	0	0	0	0	70.000
403	07	04	00	Avisos	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	300.000	0	0	0	0	0	300.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	0	300.000
403	10	00	00	Servicios profesionales y técnicos	330.000	0	0	0	0	0	330.000
403	10	07	00	Servicios de capacitación y adiestramiento	300.000	0	0	0	0	0	300.000
403	10	99	00	Otros servicios profesionales y técnicos	30.000	0	0	0	0	0	30.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	86.000	0	0	0	0	0	86.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	36.000	0	0	0	0	0	36.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	125.000	0	0	0	0	0	125.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	125.000	0	0	0	0	0	125.000
403	18	00	00	Impuestos indirectos	437.389	0	0	0	0	0	437.389

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114120 630021000 CREACIÓN Y FORTALECIMIENTO DE LA RED DE OFICINAS TÉCNICAS REGIONALES (OTR) Y UNIDADES RECEPTORAS ESTADALES (URE) DEL CONSEJO FEDERAL DE GOBIERNO (CFG)

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: OFICINA **META:** 28

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 630021002 CREACIÓN DE LAS UNIDADES DESCONCENTRADAS (OFICINAS TÉCNICAS REGIONALES) Y UNIDADES RECEPTORAS ESTADALES (URE)

UNIDAD DE MEDIDA: OFICINA **META:** 12

RESPONSABLE/EJECUTOR: GERENCIA DE POLÌTICAS, PLANIFICACIÒN Y ESTRATEGIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	437.389	0	0	0	0	0	437.389
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	12.293	0	0	0	0	0	12.293
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	12.293	0	0	0	0	0	12.293
403	99	00	00	Otros servicios no personales	40.000	0	0	0	0	0	40.000
403	99	01	00	Otros servicios no personales	40.000	0	0	0	0	0	40.000
404	**00**	**00**	**00**	**Activos reales**	**2.255.000**	**0**	**0**	**0**	**0**	0	**2.255.000**
404	01	00	00	Repuestos y reparaciones mayores	54.000	0	0	0	0	0	54.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	54.000	0	0	0	0	0	54.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	54.000	0	0	0	0	0	54.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	60.000	0	0	0	0	0	60.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	60.000	0	0	0	0	0	60.000
404	04	00	00	Equipos de transporte, tracción y elevación	700.000	0	0	0	0	0	700.000
404	04	01	00	Vehículos automotores terrestres	700.000	0	0	0	0	0	700.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	251.000	0	0	0	0	0	251.000
404	05	01	00	Equipos de telecomunicaciones	116.000	0	0	0	0	0	116.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	135.000	0	0	0	0	0	135.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	90.000	0	0	0	0	0	90.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	90.000	0	0	0	0	0	90.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.030.000	0	0	0	0	0	1.030.000
404	09	01	00	Mobiliario y equipos de oficina	250.000	0	0	0	0	0	250.000
404	09	02	00	Equipos de computación	700.000	0	0	0	0	0	700.000
404	09	03	00	Mobiliario y equipos de alojamiento	80.000	0	0	0	0	0	80.000
404	99	00	00	Otros activos reales	70.000	0	0	0	0	0	70.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

PROYECTO: 114120 630021000 CREACIÓN Y FORTALECIMIENTO DE LA RED DE OFICINAS TÉCNICAS REGIONALES (OTR) Y UNIDADES RECEPTORAS ESTADALES (URE) DEL CONSEJO FEDERAL DE GOBIERNO (CFG)

OBJETIVO DEL PROYECTO: IMPLANTAR EL SISTEMA DE PLANIFICACIÓN PARTICIPATIVA TERRITORIAL PARA TRANSFORMAR LA SOCIEDAD VENEZOLANA Y SU MODELO RENTISTA HACIA UNA SOCIEDAD BASADA EN LA CONCIENCIA DEL DEBER SOCIAL Y DE UN MODELO DE DESARROLLO SUSTENTABLE, ENDÓGENO Y SOCIALISTA QUE PROFUNDICE LA DEMOCRACIA PROTAGÓNICA REVOLUCIONARIA, LA VISIÓN GEOPOLÍTICA Y GEOGRÁFICA RADICAL, GENERANDO UN DESARROLLO TERRITORIAL DESCONCENTRADO DEFINIDO POR EJES INTEGRADORES, MEDIANTE UNA JUSTA DISTRIBUCIÓN DE LOS RECURSOS NACIONALES

UNIDAD DE MEDIDA: OFICINA **META:** 28

RESPONSABLE/EJECUTOR: FONDO DE COMPENSACION INTERTERRITORIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 630021002 CREACIÓN DE LAS UNIDADES DESCONCENTRADAS (OFICINAS TÉCNICAS REGIONALES) Y UNIDADES RECEPTORAS ESTADALES (URE)

UNIDAD DE MEDIDA: OFICINA **META:** 12

RESPONSABLE/EJECUTOR: GERENCIA DE POLÌTICAS, PLANIFICACIÒN Y ESTRATEGIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	70.000	0	0	0	0	0	70.000
				Totales	**14.502.878**	**0**	**0**	**0**	**0**	0	**14.502.878**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**27.198.681**	**0**	**0**	**0**	**0**	**0**	**27.198.681**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.579.356	0	0	0	0	0	8.579.356
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.027.075	0	0	0	0	0	5.027.075
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	751.680	0	0	0	0	0	751.680
401	01	18	00	Remuneraciones al personal contratado	1.440.000	0	0	0	0	0	1.440.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.353.401	0	0	0	0	0	1.353.401
401	01	99	00	Otras retribuciones	7.200	0	0	0	0	0	7.200
401	03	00	00	Primas	2.039.863	0	0	0	0	0	2.039.863
401	03	02	00	Primas de transporte a empleados	299.880	0	0	0	0	0	299.880
401	03	03	00	Primas por hogar a empleados	142.800	0	0	0	0	0	142.800
401	03	08	00	Primas de profesionalización a empleados	829.462	0	0	0	0	0	829.462
401	03	09	00	Primas por antigüedad a empleados	574.243	0	0	0	0	0	574.243
401	03	17	00	Primas de transporte a obreros	75.600	0	0	0	0	0	75.600
401	03	18	00	Primas por hogar a obreros	36.000	0	0	0	0	0	36.000
401	03	21	00	Primas por antigüedad a obreros	67.651	0	0	0	0	0	67.651
401	03	22	00	Primas de profesionalización a obreros	14.227	0	0	0	0	0	14.227
401	04	00	00	Complementos de sueldos y salarios	3.018.780	0	0	0	0	0	3.018.780
401	04	02	00	Complemento a empleados por trabajo nocturno	211.200	0	0	0	0	0	211.200
401	04	06	00	Complemento a empleados por comisión de servicios	360.000	0	0	0	0	0	360.000
401	04	08	00	Bono compensatorio de alimentación a empleados	1.526.460	0	0	0	0	0	1.526.460
401	04	18	00	Bono compensatorio de alimentación a obreros	478.800	0	0	0	0	0	478.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	205.200	0	0	0	0	0	205.200
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	237.120	0	0	0	0	0	237.120
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.020.725	0	0	0	0	0	4.020.725
401	05	01	00	Aguinaldos a empleados	1.722.286	0	0	0	0	0	1.722.286
401	05	03	00	Bono vacacional a empleados	861.143	0	0	0	0	0	861.143
401	05	04	00	Aguinaldos a obreros	231.544	0	0	0	0	0	231.544
401	05	06	00	Bono vacacional a obreros	115.772	0	0	0	0	0	115.772
401	05	07	00	Aguinaldos al personal contratado	367.000	0	0	0	0	0	367.000
401	05	08	00	Bono vacacional al personal contratado	35.000	0	0	0	0	0	35.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	458.653	0	0	0	0	0	458.653
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	229.327	0	0	0	0	0	229.327
401	06	00	00	Aportes patronales y legales	1.567.707	0	0	0	0	0	1.567.707

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **ACCIÓN CENTRALIZADA:** 630001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	643.870	0	0	0	0	0	643.870
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	186.007	0	0	0	0	0	186.007
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	128.774	0	0	0	0	0	128.774
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	168.784	0	0	0	0	0	168.784
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	76.944	0	0	0	0	0	76.944
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	25.007	0	0	0	0	0	25.007
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	15.389	0	0	0	0	0	15.389
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	22.691	0	0	0	0	0	22.691
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	205.759	0	0	0	0	0	205.759
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	49.534	0	0	0	0	0	49.534
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	44.948	0	0	0	0	0	44.948
401	07	00	00	Asistencia socio-económica	5.697.389	0	0	0	0	0	5.697.389
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	620.023	0	0	0	0	0	620.023
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.150.259	0	0	0	0	0	2.150.259
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	119.000	0	0	0	0	0	119.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	442.109	0	0	0	0	0	442.109
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	119.000	0	0	0	0	0	119.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	83.356	0	0	0	0	0	83.356
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	626.289	0	0	0	0	0	626.289
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	30.000	0	0	0	0	0	30.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	156.038	0	0	0	0	0	156.038
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	30.000	0	0	0	0	0	30.000
401	07	33	00	Asistencia socio-económica al personal contratado	822.179	0	0	0	0	0	822.179
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	165.115	0	0	0	0	0	165.115
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	334.021	0	0	0	0	0	334.021
401	08	00	00	Prestaciones sociales e indemnizaciones	2.274.861	0	0	0	0	0	2.274.861
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.406.534	0	0	0	0	0	1.406.534
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	189.094	0	0	0	0	0	189.094
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	304.667	0	0	0	0	0	304.667
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	374.566	0	0	0	0	0	374.566

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**310.673**	**0**	**0**	**0**	**0**	**0**	**310.673**
403	10	00	00	Servicios profesionales y técnicos	270.000	0	0	0	0	0	270.000
403	10	07	00	Servicios de capacitación y adiestramiento	270.000	0	0	0	0	0	270.000
403	18	00	00	Impuestos indirectos	4.357	0	0	0	0	0	4.357
403	18	01	00	Impuesto al valor agregado	4.357	0	0	0	0	0	4.357
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	36.316	0	0	0	0	0	36.316
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	36.316	0	0	0	0	0	36.316
				Totales	**27.509.354**	**0**	**0**	**0**	**0**	**0**	**27.509.354**

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **ACCIÓN CENTRALIZADA:** 630001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 630001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**27.198.681**	**0**	**0**	**0**	**0**	**0**	**27.198.681**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.579.356	0	0	0	0	0	8.579.356
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.027.075	0	0	0	0	0	5.027.075
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	751.680	0	0	0	0	0	751.680
401	01	18	00	Remuneraciones al personal contratado	1.440.000	0	0	0	0	0	1.440.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.353.401	0	0	0	0	0	1.353.401
401	01	99	00	Otras retribuciones	7.200	0	0	0	0	0	7.200
401	03	00	00	Primas	2.039.863	0	0	0	0	0	2.039.863
401	03	02	00	Primas de transporte a empleados	299.880	0	0	0	0	0	299.880
401	03	03	00	Primas por hogar a empleados	142.800	0	0	0	0	0	142.800
401	03	08	00	Primas de profesionalización a empleados	829.462	0	0	0	0	0	829.462
401	03	09	00	Primas por antigüedad a empleados	574.243	0	0	0	0	0	574.243
401	03	17	00	Primas de transporte a obreros	75.600	0	0	0	0	0	75.600
401	03	18	00	Primas por hogar a obreros	36.000	0	0	0	0	0	36.000
401	03	21	00	Primas por antigüedad a obreros	67.651	0	0	0	0	0	67.651
401	03	22	00	Primas de profesionalización a obreros	14.227	0	0	0	0	0	14.227
401	04	00	00	Complementos de sueldos y salarios	3.018.780	0	0	0	0	0	3.018.780
401	04	02	00	Complemento a empleados por trabajo nocturno	211.200	0	0	0	0	0	211.200
401	04	06	00	Complemento a empleados por comisión de servicios	360.000	0	0	0	0	0	360.000
401	04	08	00	Bono compensatorio de alimentación a empleados	1.526.460	0	0	0	0	0	1.526.460
401	04	18	00	Bono compensatorio de alimentación a obreros	478.800	0	0	0	0	0	478.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	205.200	0	0	0	0	0	205.200
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	237.120	0	0	0	0	0	237.120
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.020.725	0	0	0	0	0	4.020.725
401	05	01	00	Aguinaldos a empleados	1.722.286	0	0	0	0	0	1.722.286
401	05	03	00	Bono vacacional a empleados	861.143	0	0	0	0	0	861.143
401	05	04	00	Aguinaldos a obreros	231.544	0	0	0	0	0	231.544
401	05	06	00	Bono vacacional a obreros	115.772	0	0	0	0	0	115.772

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 630001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	07	00	Aguinaldos al personal contratado	367.000	0	0	0	0	0	367.000
401	05	08	00	Bono vacacional al personal contratado	35.000	0	0	0	0	0	35.000
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	458.653	0	0	0	0	0	458.653
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	229.327	0	0	0	0	0	229.327
401	06	00	00	Aportes patronales y legales	1.567.707	0	0	0	0	0	1.567.707
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	643.870	0	0	0	0	0	643.870
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	186.007	0	0	0	0	0	186.007
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	128.774	0	0	0	0	0	128.774
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	168.784	0	0	0	0	0	168.784
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	76.944	0	0	0	0	0	76.944
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	25.007	0	0	0	0	0	25.007
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	15.389	0	0	0	0	0	15.389
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	22.691	0	0	0	0	0	22.691
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	205.759	0	0	0	0	0	205.759
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	49.534	0	0	0	0	0	49.534
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	44.948	0	0	0	0	0	44.948
401	07	00	00	Asistencia socio-económica	5.697.389	0	0	0	0	0	5.697.389
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	620.023	0	0	0	0	0	620.023
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.150.259	0	0	0	0	0	2.150.259
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	119.000	0	0	0	0	0	119.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	442.109	0	0	0	0	0	442.109
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	119.000	0	0	0	0	0	119.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	83.356	0	0	0	0	0	83.356
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	626.289	0	0	0	0	0	626.289
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	30.000	0	0	0	0	0	30.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	156.038	0	0	0	0	0	156.038

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 630001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	30.000	0	0	0	0	0	30.000
401	07	33	00	Asistencia socio-económica al personal contratado	822.179	0	0	0	0	0	822.179
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	165.115	0	0	0	0	0	165.115
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	334.021	0	0	0	0	0	334.021
401	08	00	00	Prestaciones sociales e indemnizaciones	2.274.861	0	0	0	0	0	2.274.861
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.406.534	0	0	0	0	0	1.406.534
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	189.094	0	0	0	0	0	189.094
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	304.667	0	0	0	0	0	304.667
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	374.566	0	0	0	0	0	374.566
403	**00**	**00**	**00**	**Servicios no personales**	**310.673**	**0**	**0**	**0**	**0**	**0**	**310.673**
403	10	00	00	Servicios profesionales y técnicos	270.000	0	0	0	0	0	270.000
403	10	07	00	Servicios de capacitación y adiestramiento	270.000	0	0	0	0	0	270.000
403	18	00	00	Impuestos indirectos	4.357	0	0	0	0	0	4.357
403	18	01	00	Impuesto al valor agregado	4.357	0	0	0	0	0	4.357
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	36.316	0	0	0	0	0	36.316
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	36.316	0	0	0	0	0	36.316
				Totales	**27.509.354**	**0**	**0**	**0**	**0**	**0**	**27.509.354**

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **ACCIÓN CENTRALIZADA:** 630002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.392.931**	**0**	**0**	**0**	**0**	**0**	**5.392.931**
402	01	00	00	Productos alimenticios y agropecuarios	500.000	0	0	0	0	0	500.000
402	01	01	00	Alimentos y bebidas para personas	500.000	0	0	0	0	0	500.000
402	03	00	00	Textiles y vestuarios	473.860	0	0	0	0	0	473.860
402	03	01	00	Textiles	150.000	0	0	0	0	0	150.000
402	03	02	00	Prendas de vestir	318.860	0	0	0	0	0	318.860
402	03	99	00	Otros productos textiles y vestuarios	5.000	0	0	0	0	0	5.000
402	04	00	00	Productos de cuero y caucho	250.000	0	0	0	0	0	250.000
402	04	03	00	Cauchos y tripas para vehículos	250.000	0	0	0	0	0	250.000
402	05	00	00	Productos de papel, cartón e impresos	796.270	0	0	0	0	0	796.270
402	05	01	00	Pulpa de madera, papel y cartón	200.000	0	0	0	0	0	200.000
402	05	02	00	Envases y cajas de papel y cartón	81.270	0	0	0	0	0	81.270
402	05	03	00	Productos de papel y cartón para oficina	450.000	0	0	0	0	0	450.000
402	05	04	00	Libros, revistas y periódicos	25.000	0	0	0	0	0	25.000
402	05	06	00	Productos de papel y cartón para computación	30.000	0	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	05	99	00	Otros productos de pulpa, papel y cartón	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	454.652	0	0	0	0	0	454.652
402	06	02	00	Abonos, plaguicidas y otros	5.000	0	0	0	0	0	5.000
402	06	03	00	Tintas, pinturas y colorantes	75.000	0	0	0	0	0	75.000
402	06	04	00	Productos farmacéuticos y medicamentos	33.392	0	0	0	0	0	33.392
402	06	05	00	Productos de tocador	1.260	0	0	0	0	0	1.260
402	06	06	00	Combustibles y lubricantes	40.000	0	0	0	0	0	40.000
402	06	08	00	Productos plásticos	300.000	0	0	0	0	0	300.000
402	07	00	00	Productos minerales no metálicos	7.500	0	0	0	0	0	7.500
402	07	01	00	Productos de barro, loza y porcelana	1.500	0	0	0	0	0	1.500
402	07	02	00	Vidrios y productos de vidrio	1.500	0	0	0	0	0	1.500
402	07	04	00	Cemento, cal y yeso	2.500	0	0	0	0	0	2.500
402	07	99	00	Otros productos minerales no metálicos	2.000	0	0	0	0	0	2.000
402	08	00	00	Productos metálicos	273.000	0	0	0	0	0	273.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	150.000	0	0	0	0	0	150.000
402	08	07	00	Material de señalamiento	20.000	0	0	0	0	0	20.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	3.000	0	0	0	0	0	3.000
402	08	99	00	Otros productos metálicos	50.000	0	0	0	0	0	50.000
402	09	00	00	Productos de madera	14.000	0	0	0	0	0	14.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	11.000	0	0	0	0	0	11.000
402	09	99	00	Otros productos de madera	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	2.517.449	0	0	0	0	0	2.517.449
402	10	01	00	Artículos de deporte, recreación y juguetes	2.100	0	0	0	0	0	2.100
402	10	02	00	Materiales y útiles de limpieza y aseo	200.000	0	0	0	0	0	200.000
402	10	03	00	Utensilios de cocina y comedor	16.100	0	0	0	0	0	16.100
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	250.000	0	0	0	0	0	250.000
402	10	07	00	Productos de seguridad en el trabajo	27.700	0	0	0	0	0	27.700
402	10	08	00	Materiales para equipos de computación	1.692.549	0	0	0	0	0	1.692.549
402	10	11	00	Materiales eléctricos	150.000	0	0	0	0	0	150.000
402	10	12	00	Materiales para instalaciones sanitarias	90.000	0	0	0	0	0	90.000
402	10	99	00	Otros productos y útiles diversos	84.000	0	0	0	0	0	84.000
402	99	00	00	Otros materiales y suministros	106.200	0	0	0	0	0	106.200
402	99	01	00	Otros materiales y suministros	106.200	0	0	0	0	0	106.200
403	**00**	**00**	**00**	**Servicios no personales**	**8.606.571**	**0**	**0**	**0**	**0**	**0**	**8.606.571**
403	01	00	00	Alquileres de inmuebles	750.000	0	0	0	0	0	750.000
403	01	01	00	Alquileres de edificios y locales	750.000	0	0	0	0	0	750.000
403	04	00	00	Servicios básicos	1.191.301	0	0	0	0	0	1.191.301
403	04	01	00	Electricidad	192.000	0	0	0	0	0	192.000
403	04	03	00	Agua	18.000	0	0	0	0	0	18.000
403	04	04	00	Teléfonos	396.605	0	0	0	0	0	396.605
403	04	05	00	Servicio de comunicaciones	214.696	0	0	0	0	0	214.696
403	04	06	00	Servicio de aseo urbano y domiciliario	84.000	0	0	0	0	0	84.000
403	04	07	00	Servicio de condominio	286.000	0	0	0	0	0	286.000
403	06	00	00	Servicios de transporte y almacenaje	90.000	0	0	0	0	0	90.000
403	06	03	00	Estacionamiento	65.000	0	0	0	0	0	65.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.900.000	0	0	0	0	0	1.900.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **ACCIÓN CENTRALIZADA:** 630002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	800.000	0	0	0	0	0	800.000
403	07	03	00	Relaciones sociales	500.000	0	0	0	0	0	500.000
403	07	04	00	Avisos	500.000	0	0	0	0	0	500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	600.000	0	0	0	0	0	600.000
403	08	01	00	Primas y gastos de seguros	600.000	0	0	0	0	0	600.000
403	09	00	00	Viáticos y pasajes	470.000	0	0	0	0	0	470.000
403	09	01	00	Viáticos y pasajes dentro del país	350.000	0	0	0	0	0	350.000
403	09	02	00	Viáticos y pasajes fuera del país	120.000	0	0	0	0	0	120.000
403	10	00	00	Servicios profesionales y técnicos	270.400	0	0	0	0	0	270.400
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	50.400	0	0	0	0	0	50.400
403	10	99	00	Otros servicios profesionales y técnicos	220.000	0	0	0	0	0	220.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	856.000	0	0	0	0	0	856.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	450.000	0	0	0	0	0	450.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	192.000	0	0	0	0	0	192.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	114.000	0	0	0	0	0	114.000
403	12	00	00	Conservación y reparaciones menores de obras	200.000	0	0	0	0	0	200.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	200.000	0	0	0	0	0	200.000
403	15	00	00	Servicios fiscales	1.950	0	0	0	0	0	1.950
403	15	02	00	Tasas y otros derechos obligatorios	1.950	0	0	0	0	0	1.950
403	16	00	00	Servicios de diversión, esparcimiento y culturales	447.500	0	0	0	0	0	447.500
403	16	01	00	Servicios de diversión, esparcimiento y culturales	447.500	0	0	0	0	0	447.500
403	18	00	00	Impuestos indirectos	1.729.420	0	0	0	0	0	1.729.420
403	18	01	00	Impuesto al valor agregado	1.729.420	0	0	0	0	0	1.729.420
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**2.550.650**	**0**	**0**	**0**	**0**	**0**	**2.550.650**
404	01	00	00	Repuestos y reparaciones mayores	597.000	0	0	0	0	0	597.000
404	01	01	00	Repuestos mayores	207.000	0	0	0	0	0	207.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	207.000	0	0	0	0	0	207.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	390.000	0	0	0	0	0	390.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	350.000	0	0	0	0	0	350.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	0	40.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	252.400	0	0	0	0	0	252.400
404	05	01	00	Equipos de telecomunicaciones	172.400	0	0	0	0	0	172.400
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	80.000	0	0	0	0	0	80.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.251.250	0	0	0	0	0	1.251.250
404	09	01	00	Mobiliario y equipos de oficina	141.950	0	0	0	0	0	141.950
404	09	02	00	Equipos de computación	903.350	0	0	0	0	0	903.350
404	09	03	00	Mobiliario y equipos de alojamiento	180.950	0	0	0	0	0	180.950
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
404	12	00	00	Activos intangibles	100.000	0	0	0	0	0	100.000
404	12	04	00	Paquetes y programas de computación	100.000	0	0	0	0	0	100.000
404	99	00	00	Otros activos reales	350.000	0	0	0	0	0	350.000
404	99	01	00	Otros activos reales	350.000	0	0	0	0	0	350.000
				Totales	**16.550.152**	**0**	**0**	**0**	**0**	**0**	**16.550.152**

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **ACCIÓN CENTRALIZADA:** 630002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 630002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.392.931**	**0**	**0**	**0**	**0**	**0**	**5.392.931**
402	01	00	00	Productos alimenticios y agropecuarios	500.000	0	0	0	0	0	500.000
402	01	01	00	Alimentos y bebidas para personas	500.000	0	0	0	0	0	500.000
402	03	00	00	Textiles y vestuarios	473.860	0	0	0	0	0	473.860
402	03	01	00	Textiles	150.000	0	0	0	0	0	150.000
402	03	02	00	Prendas de vestir	318.860	0	0	0	0	0	318.860
402	03	99	00	Otros productos textiles y vestuarios	5.000	0	0	0	0	0	5.000
402	04	00	00	Productos de cuero y caucho	250.000	0	0	0	0	0	250.000
402	04	03	00	Cauchos y tripas para vehículos	250.000	0	0	0	0	0	250.000
402	05	00	00	Productos de papel, cartón e impresos	796.270	0	0	0	0	0	796.270
402	05	01	00	Pulpa de madera, papel y cartón	200.000	0	0	0	0	0	200.000
402	05	02	00	Envases y cajas de papel y cartón	81.270	0	0	0	0	0	81.270
402	05	03	00	Productos de papel y cartón para oficina	450.000	0	0	0	0	0	450.000
402	05	04	00	Libros, revistas y periódicos	25.000	0	0	0	0	0	25.000
402	05	06	00	Productos de papel y cartón para computación	30.000	0	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	05	99	00	Otros productos de pulpa, papel y cartón	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	454.652	0	0	0	0	0	454.652
402	06	02	00	Abonos, plaguicidas y otros	5.000	0	0	0	0	0	5.000
402	06	03	00	Tintas, pinturas y colorantes	75.000	0	0	0	0	0	75.000
402	06	04	00	Productos farmacéuticos y medicamentos	33.392	0	0	0	0	0	33.392
402	06	05	00	Productos de tocador	1.260	0	0	0	0	0	1.260
402	06	06	00	Combustibles y lubricantes	40.000	0	0	0	0	0	40.000
402	06	08	00	Productos plásticos	300.000	0	0	0	0	0	300.000
402	07	00	00	Productos minerales no metálicos	7.500	0	0	0	0	0	7.500
402	07	01	00	Productos de barro, loza y porcelana	1.500	0	0	0	0	0	1.500
402	07	02	00	Vidrios y productos de vidrio	1.500	0	0	0	0	0	1.500
402	07	04	00	Cemento, cal y yeso	2.500	0	0	0	0	0	2.500

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **ACCIÓN CENTRALIZADA:** 630002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 630002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	99	00	Otros productos minerales no metálicos	2.000	0	0	0	0	0	2.000
402	08	00	00	Productos metálicos	273.000	0	0	0	0	0	273.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	150.000	0	0	0	0	0	150.000
402	08	07	00	Material de señalamiento	20.000	0	0	0	0	0	20.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	50.000	0	0	0	0	0	50.000
402	08	10	00	Repuestos y accesorios para otros equipos	3.000	0	0	0	0	0	3.000
402	08	99	00	Otros productos metálicos	50.000	0	0	0	0	0	50.000
402	09	00	00	Productos de madera	14.000	0	0	0	0	0	14.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	11.000	0	0	0	0	0	11.000
402	09	99	00	Otros productos de madera	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	2.517.449	0	0	0	0	0	2.517.449
402	10	01	00	Artículos de deporte, recreación y juguetes	2.100	0	0	0	0	0	2.100
402	10	02	00	Materiales y útiles de limpieza y aseo	200.000	0	0	0	0	0	200.000
402	10	03	00	Utensilios de cocina y comedor	16.100	0	0	0	0	0	16.100
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	250.000	0	0	0	0	0	250.000
402	10	07	00	Productos de seguridad en el trabajo	27.700	0	0	0	0	0	27.700
402	10	08	00	Materiales para equipos de computación	1.692.549	0	0	0	0	0	1.692.549
402	10	11	00	Materiales eléctricos	150.000	0	0	0	0	0	150.000
402	10	12	00	Materiales para instalaciones sanitarias	90.000	0	0	0	0	0	90.000
402	10	99	00	Otros productos y útiles diversos	84.000	0	0	0	0	0	84.000
402	99	00	00	Otros materiales y suministros	106.200	0	0	0	0	0	106.200
402	99	01	00	Otros materiales y suministros	106.200	0	0	0	0	0	106.200
403	**00**	**00**	**00**	**Servicios no personales**	**8.606.571**	**0**	**0**	**0**	**0**	**0**	**8.606.571**
403	01	00	00	Alquileres de inmuebles	750.000	0	0	0	0	0	750.000
403	01	01	00	Alquileres de edificios y locales	750.000	0	0	0	0	0	750.000
403	04	00	00	Servicios básicos	1.191.301	0	0	0	0	0	1.191.301
403	04	01	00	Electricidad	192.000	0	0	0	0	0	192.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO

ACCIÓN CENTRALIZADA: 630002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 630002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	03	00	Agua	18.000	0	0	0	0	0	18.000
403	04	04	00	Teléfonos	396.605	0	0	0	0	0	396.605
403	04	05	00	Servicio de comunicaciones	214.696	0	0	0	0	0	214.696
403	04	06	00	Servicio de aseo urbano y domiciliario	84.000	0	0	0	0	0	84.000
403	04	07	00	Servicio de condominio	286.000	0	0	0	0	0	286.000
403	06	00	00	Servicios de transporte y almacenaje	90.000	0	0	0	0	0	90.000
403	06	03	00	Estacionamiento	65.000	0	0	0	0	0	65.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.900.000	0	0	0	0	0	1.900.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	800.000	0	0	0	0	0	800.000
403	07	03	00	Relaciones sociales	500.000	0	0	0	0	0	500.000
403	07	04	00	Avisos	500.000	0	0	0	0	0	500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	600.000	0	0	0	0	0	600.000
403	08	01	00	Primas y gastos de seguros	600.000	0	0	0	0	0	600.000
403	09	00	00	Viáticos y pasajes	470.000	0	0	0	0	0	470.000
403	09	01	00	Viáticos y pasajes dentro del país	350.000	0	0	0	0	0	350.000
403	09	02	00	Viáticos y pasajes fuera del país	120.000	0	0	0	0	0	120.000
403	10	00	00	Servicios profesionales y técnicos	270.400	0	0	0	0	0	270.400
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	50.400	0	0	0	0	0	50.400
403	10	99	00	Otros servicios profesionales y técnicos	220.000	0	0	0	0	0	220.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	856.000	0	0	0	0	0	856.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	450.000	0	0	0	0	0	450.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	192.000	0	0	0	0	0	192.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	114.000	0	0	0	0	0	114.000
403	12	00	00	Conservación y reparaciones menores de obras	200.000	0	0	0	0	0	200.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	200.000	0	0	0	0	0	200.000

ÓRGANO: CONSEJO FEDERAL DE GOBIERNO **ACCIÓN CENTRALIZADA:** 630002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 630002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	15	00	00	Servicios fiscales	1.950	0	0	0	0	0	1.950
403	15	02	00	Tasas y otros derechos obligatorios	1.950	0	0	0	0	0	1.950
403	16	00	00	Servicios de diversión, esparcimiento y culturales	447.500	0	0	0	0	0	447.500
403	16	01	00	Servicios de diversión, esparcimiento y culturales	447.500	0	0	0	0	0	447.500
403	18	00	00	Impuestos indirectos	1.729.420	0	0	0	0	0	1.729.420
403	18	01	00	Impuesto al valor agregado	1.729.420	0	0	0	0	0	1.729.420
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**2.550.650**	**0**	**0**	**0**	**0**	**0**	**2.550.650**
404	01	00	00	Repuestos y reparaciones mayores	597.000	0	0	0	0	0	597.000
404	01	01	00	Repuestos mayores	207.000	0	0	0	0	0	207.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	207.000	0	0	0	0	0	207.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	390.000	0	0	0	0	0	390.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	350.000	0	0	0	0	0	350.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	0	40.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	252.400	0	0	0	0	0	252.400
404	05	01	00	Equipos de telecomunicaciones	172.400	0	0	0	0	0	172.400
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	80.000	0	0	0	0	0	80.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.251.250	0	0	0	0	0	1.251.250
404	09	01	00	Mobiliario y equipos de oficina	141.950	0	0	0	0	0	141.950
404	09	02	00	Equipos de computación	903.350	0	0	0	0	0	903.350
404	09	03	00	Mobiliario y equipos de alojamiento	180.950	0	0	0	0	0	180.950
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
404	12	00	00	Activos intangibles	100.000	0	0	0	0	0	100.000
404	12	04	00	Paquetes y programas de computación	100.000	0	0	0	0	0	100.000
404	99	00	00	Otros activos reales	350.000	0	0	0	0	0	350.000
404	99	01	00	Otros activos reales	350.000	0	0	0	0	0	350.000
				Totales	**16.550.152**	**0**	**0**	**0**	**0**	**0**	**16.550.152**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	03	00	Ayudas por matrimonio a empleados	17.100	0	0	0	0	0	17.100
401	07	04	00	Ayudas por nacimiento de hijos a empleados	13.680	0	0	0	0	0	13.680
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.076.160	0	0	0	0	0	1.076.160
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	3.579.828	0	0	0	0	0	3.579.828
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	563.740	0	0	0	0	0	563.740
401	08	00	00	Prestaciones sociales e indemnizaciones	1.847.619	0	0	0	0	0	1.847.619
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	17.852	0	0	0	0	0	17.852
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.829.767	0	0	0	0	0	1.829.767
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.650.542**	**0**	**0**	**0**	**0**	**0**	**11.650.542**
402	01	00	00	Productos alimenticios y agropecuarios	1.581.446	0	0	0	0	0	1.581.446
402	01	01	00	Alimentos y bebidas para personas	1.581.446	0	0	0	0	0	1.581.446
402	03	00	00	Textiles y vestuarios	1.028.000	0	0	0	0	0	1.028.000
402	03	02	00	Prendas de vestir	521.000	0	0	0	0	0	521.000
402	03	99	00	Otros productos textiles y vestuarios	507.000	0	0	0	0	0	507.000
402	04	00	00	Productos de cuero y caucho	895.100	0	0	0	0	0	895.100
402	04	01	00	Cueros y pieles	9.000	0	0	0	0	0	9.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	15.000	0	0	0	0	0	15.000
402	04	03	00	Cauchos y tripas para vehículos	871.100	0	0	0	0	0	871.100
402	05	00	00	Productos de papel, cartón e impresos	1.976.772	0	0	0	0	0	1.976.772
402	05	01	00	Pulpa de madera, papel y cartón	305.000	0	0	0	0	0	305.000
402	05	02	00	Envases y cajas de papel y cartón	103.500	0	0	0	0	0	103.500
402	05	03	00	Productos de papel y cartón para oficina	555.000	0	0	0	0	0	555.000
402	05	04	00	Libros, revistas y periódicos	295.000	0	0	0	0	0	295.000
402	05	05	00	Material de enseñanza	498.041	0	0	0	0	0	498.041
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	114.231	0	0	0	0	0	114.231
402	05	99	00	Otros productos de pulpa, papel y cartón	106.000	0	0	0	0	0	106.000
402	06	00	00	Productos químicos y derivados	1.742.300	0	0	0	0	0	1.742.300
402	06	03	00	Tintas, pinturas y colorantes	70.000	0	0	0	0	0	70.000
402	06	04	00	Productos farmacéuticos y medicamentos	803.300	0	0	0	0	0	803.300
402	06	05	00	Productos de tocador	235.000	0	0	0	0	0	235.000
402	06	06	00	Combustibles y lubricantes	313.000	0	0	0	0	0	313.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**49.231.390**	**0**	**0**	**0**	**0**	**0**	**49.231.390**
401	01	00	00	Sueldos, salarios y otras retribuciones	17.108.101	0	0	0	0	0	17.108.101
401	01	12	00	Salarios a obreros en puestos no permanentes	766.105	0	0	0	0	0	766.105
401	01	18	00	Remuneraciones al personal contratado	16.219.380	0	0	0	0	0	16.219.380
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	122.616	0	0	0	0	0	122.616
401	03	00	00	Primas	8.908.986	0	0	0	0	0	8.908.986
401	03	02	00	Primas de transporte a empleados	1.824	0	0	0	0	0	1.824
401	03	04	00	Primas por hijos a empleados	3.648	0	0	0	0	0	3.648
401	03	08	00	Primas de profesionalización a empleados	24.523	0	0	0	0	0	24.523
401	03	09	00	Primas por antigüedad a empleados	16.416	0	0	0	0	0	16.416
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	42.916	0	0	0	0	0	42.916
401	03	37	00	Primas de transporte al personal contratado	853.625	0	0	0	0	0	853.625
401	03	40	00	Primas de profesionalización al personal contratado	1.863.448	0	0	0	0	0	1.863.448
401	03	41	00	Primas por antigüedad al personal contratado	3.083.472	0	0	0	0	0	3.083.472
401	03	96	00	Otras primas al personal contratado	3.019.114	0	0	0	0	0	3.019.114
401	04	00	00	Complementos de sueldos y salarios	6.165.426	0	0	0	0	0	6.165.426
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.826.760	0	0	0	0	0	4.826.760
401	04	98	00	Otros complementos al personal contratado	1.338.666	0	0	0	0	0	1.338.666
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.628.150	0	0	0	0	0	7.628.150
401	05	07	00	Aguinaldos al personal contratado	5.189.326	0	0	0	0	0	5.189.326
401	05	08	00	Bono vacacional al personal contratado	2.379.644	0	0	0	0	0	2.379.644
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	35.704	0	0	0	0	0	35.704
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	23.476	0	0	0	0	0	23.476
401	06	00	00	Aportes patronales y legales	2.322.600	0	0	0	0	0	2.322.600
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.452	0	0	0	0	0	2.452
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.254.111	0	0	0	0	0	1.254.111
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	772.025	0	0	0	0	0	772.025
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	11.035	0	0	0	0	0	11.035
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	4.284	0	0	0	0	0	4.284
401	06	95	00	Otros aportes legales por personal contratado	278.693	0	0	0	0	0	278.693
401	07	00	00	Asistencia socio-económica	5.250.508	0	0	0	0	0	5.250.508

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	321.000	0	0	0	0	0	321.000
402	07	00	00	Productos minerales no metálicos	8.100	0	0	0	0	0	8.100
402	07	01	00	Productos de barro, loza y porcelana	2.400	0	0	0	0	0	2.400
402	07	02	00	Vidrios y productos de vidrio	2.000	0	0	0	0	0	2.000
402	07	99	00	Otros productos minerales no metálicos	3.700	0	0	0	0	0	3.700
402	08	00	00	Productos metálicos	1.105.105	0	0	0	0	0	1.105.105
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	0	10.000
402	08	08	00	Material de educación	1.091.105	0	0	0	0	0	1.091.105
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.000	0	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	3.311.719	0	0	0	0	0	3.311.719
402	10	01	00	Artículos de deporte, recreación y juguetes	680.000	0	0	0	0	0	680.000
402	10	02	00	Materiales y útiles de limpieza y aseo	204.500	0	0	0	0	0	204.500
402	10	03	00	Utensilios de cocina y comedor	360.000	0	0	0	0	0	360.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	481.374	0	0	0	0	0	481.374
402	10	06	00	Condecoraciones, ofrendas y similares	428.000	0	0	0	0	0	428.000
402	10	08	00	Materiales para equipos de computación	931.607	0	0	0	0	0	931.607
402	10	09	00	Especies timbradas y valores	4.000	0	0	0	0	0	4.000
402	10	11	00	Materiales eléctricos	2.000	0	0	0	0	0	2.000
402	10	12	00	Materiales para instalaciones sanitarias	2.000	0	0	0	0	0	2.000
402	10	13	00	Materiales fotográficos	5.000	0	0	0	0	0	5.000
402	10	99	00	Otros productos y útiles diversos	213.238	0	0	0	0	0	213.238
402	99	00	00	Otros materiales y suministros	2.000	0	0	0	0	0	2.000
402	99	01	00	Otros materiales y suministros	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**112.881.353**	**0**	**0**	**0**	**0**	**0**	**112.881.353**
403	01	00	00	Alquileres de inmuebles	9.381.864	0	0	0	0	0	9.381.864
403	01	01	00	Alquileres de edificios y locales	6.511.864	0	0	0	0	0	6.511.864
403	01	02	00	Alquileres de instalaciones culturales y recreativas	2.870.000	0	0	0	0	0	2.870.000
403	02	00	00	Alquileres de maquinaria y equipos	11.085.375	0	0	0	0	0	11.085.375
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	8.351.376	0	0	0	0	0	8.351.376
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	2.733.999	0	0	0	0	0	2.733.999
403	04	00	00	Servicios básicos	6.415.550	0	0	0	0	0	6.415.550

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	01	00	Electricidad	465.500	0	0	0	0	0	465.500
403	04	04	00	Teléfonos	3.453.496	0	0	0	0	0	3.453.496
403	04	05	00	Servicio de comunicaciones	1.670.000	0	0	0	0	0	1.670.000
403	04	06	00	Servicio de aseo urbano y domiciliario	20.000	0	0	0	0	0	20.000
403	04	07	00	Servicio de condominio	806.554	0	0	0	0	0	806.554
403	06	00	00	Servicios de transporte y almacenaje	2.584.000	0	0	0	0	0	2.584.000
403	06	01	00	Fletes y embalajes	370.000	0	0	0	0	0	370.000
403	06	03	00	Estacionamiento	1.910.000	0	0	0	0	0	1.910.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	304.000	0	0	0	0	0	304.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.881.468	0	0	0	0	0	30.881.468
403	07	01	00	Publicidad y propaganda	7.997.560	0	0	0	0	0	7.997.560
403	07	02	00	Imprenta y reproducción	7.553.908	0	0	0	0	0	7.553.908
403	07	03	00	Relaciones sociales	10.380.000	0	0	0	0	0	10.380.000
403	07	04	00	Avisos	4.950.000	0	0	0	0	0	4.950.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	105.000	0	0	0	0	0	105.000
403	08	01	00	Primas y gastos de seguros	105.000	0	0	0	0	0	105.000
403	09	00	00	Viáticos y pasajes	17.816.140	0	0	0	0	0	17.816.140
403	09	01	00	Viáticos y pasajes dentro del país	16.266.140	0	0	0	0	0	16.266.140
403	09	02	00	Viáticos y pasajes fuera del país	1.550.000	0	0	0	0	0	1.550.000
403	10	00	00	Servicios profesionales y técnicos	16.820.000	0	0	0	0	0	16.820.000
403	10	03	00	Servicios de procesamiento de datos	1.150.000	0	0	0	0	0	1.150.000
403	10	11	00	Servicios para la elaboración y suministro de comida	12.520.000	0	0	0	0	0	12.520.000
403	10	99	00	Otros servicios profesionales y técnicos	3.150.000	0	0	0	0	0	3.150.000
403	12	00	00	Conservación y reparaciones menores de obras	1.000.000	0	0	0	0	0	1.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	12.920.988	0	0	0	0	0	12.920.988
403	18	01	00	Impuesto al valor agregado	12.920.988	0	0	0	0	0	12.920.988
403	99	00	00	Otros servicios no personales	3.870.968	0	0	0	0	0	3.870.968
403	99	01	00	Otros servicios no personales	3.870.968	0	0	0	0	0	3.870.968
404	**00**	**00**	**00**	**Activos reales**	**2.338.434**	**0**	**0**	**0**	**0**	**0**	**2.338.434**
404	04	00	00	Equipos de transporte, tracción y elevación	1.105.432	0	0	0	0	0	1.105.432

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	01	00	Vehículos automotores terrestres	1.105.432	0	0	0	0	0	1.105.432
404	05	00	00	Equipos de comunicaciones y de señalamiento	155.480	0	0	0	0	0	155.480
404	05	01	00	Equipos de telecomunicaciones	155.480	0	0	0	0	0	155.480
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	0	50.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	20.000	0	0	0	0	0	20.000
404	07	06	00	Instrumentos musicales y equipos de audio	30.000	0	0	0	0	0	30.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.027.522	0	0	0	0	0	1.027.522
404	09	01	00	Mobiliario y equipos de oficina	598.773	0	0	0	0	0	598.773
404	09	02	00	Equipos de computación	408.749	0	0	0	0	0	408.749
404	09	03	00	Mobiliario y equipos de alojamiento	20.000	0	0	0	0	0	20.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**482.641.615**	**0**	**0**	**0**	**0**	**0**	**482.641.615**
407	01	00	00	Transferencias y donaciones corrientes internas	482.641.615	0	0	0	0	0	482.641.615
407	01	02	00	Donaciones corrientes internas al sector privado	336.641.615	0	0	0	0	0	336.641.615
407	01	02	01	Donaciones corrientes a personas	336.641.615	0	0	0	0	0	336.641.615
407	01	03	00	Transferencias corrientes internas al sector público	146.000.000	0	0	0	0	0	146.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	146.000.000	0	0	0	0	0	146.000.000
				Totales	**658.743.334**	**0**	**0**	**0**	**0**	**0**	**658.743.334**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116437 640020000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.651.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.624.152**	**0**	**0**	**0**	**0**	**0**	**3.624.152**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.152.681	0	0	0	0	0	1.152.681
401	01	12	00	Salarios a obreros en puestos no permanentes	21.612	0	0	0	0	0	21.612
401	01	18	00	Remuneraciones al personal contratado	1.131.069	0	0	0	0	0	1.131.069
401	03	00	00	Primas	549.327	0	0	0	0	0	549.327
401	03	37	00	Primas de transporte al personal contratado	43.776	0	0	0	0	0	43.776
401	03	40	00	Primas de profesionalización al personal contratado	126.476	0	0	0	0	0	126.476
401	03	41	00	Primas por antigüedad al personal contratado	163.248	0	0	0	0	0	163.248
401	03	96	00	Otras primas al personal contratado	215.827	0	0	0	0	0	215.827
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	631.700	0	0	0	0	0	631.700
401	05	07	00	Aguinaldos al personal contratado	439.182	0	0	0	0	0	439.182
401	05	08	00	Bono vacacional al personal contratado	192.518	0	0	0	0	0	192.518
401	06	00	00	Aportes patronales y legales	494.810	0	0	0	0	0	494.810
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	103.741	0	0	0	0	0	103.741
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	368.015	0	0	0	0	0	368.015
401	06	95	00	Otros aportes legales por personal contratado	23.054	0	0	0	0	0	23.054
401	07	00	00	Asistencia socio-económica	649.240	0	0	0	0	0	649.240
401	07	03	00	Ayudas por matrimonio a empleados	17.100	0	0	0	0	0	17.100
401	07	04	00	Ayudas por nacimiento de hijos a empleados	13.680	0	0	0	0	0	13.680
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	54.720	0	0	0	0	0	54.720
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	563.740	0	0	0	0	0	563.740
401	08	00	00	Prestaciones sociales e indemnizaciones	146.394	0	0	0	0	0	146.394
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	146.394	0	0	0	0	0	146.394
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**121.154**	**0**	**0**	**0**	**0**	**0**	**121.154**
402	01	00	00	Productos alimenticios y agropecuarios	106.923	0	0	0	0	0	106.923
402	01	01	00	Alimentos y bebidas para personas	106.923	0	0	0	0	0	106.923
402	03	00	00	Textiles y vestuarios	10.000	0	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 64 - 7

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116437 640020000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.651.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	4.231	0	0	0	0	0	4.231
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.231	0	0	0	0	0	4.231
403	**00**	**00**	**00**	**Servicios no personales**	**35.182.567**	**0**	**0**	**0**	**0**	**0**	**35.182.567**
403	01	00	00	Alquileres de inmuebles	2.320.000	0	0	0	0	0	2.320.000
403	01	01	00	Alquileres de edificios y locales	1.200.000	0	0	0	0	0	1.200.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.120.000	0	0	0	0	0	1.120.000
403	02	00	00	Alquileres de maquinaria y equipos	3.860.000	0	0	0	0	0	3.860.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.200.000	0	0	0	0	0	3.200.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	660.000	0	0	0	0	0	660.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.900.000	0	0	0	0	0	5.900.000
403	07	01	00	Publicidad y propaganda	1.900.000	0	0	0	0	0	1.900.000
403	07	02	00	Imprenta y reproducción	2.100.000	0	0	0	0	0	2.100.000
403	07	03	00	Relaciones sociales	1.900.000	0	0	0	0	0	1.900.000
403	09	00	00	Viáticos y pasajes	10.705.093	0	0	0	0	0	10.705.093
403	09	01	00	Viáticos y pasajes dentro del país	10.705.093	0	0	0	0	0	10.705.093
403	10	00	00	Servicios profesionales y técnicos	5.500.000	0	0	0	0	0	5.500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	5.500.000	0	0	0	0	0	5.500.000
403	18	00	00	Impuestos indirectos	3.426.506	0	0	0	0	0	3.426.506
403	18	01	00	Impuesto al valor agregado	3.426.506	0	0	0	0	0	3.426.506
403	99	00	00	Otros servicios no personales	3.470.968	0	0	0	0	0	3.470.968
403	99	01	00	Otros servicios no personales	3.470.968	0	0	0	0	0	3.470.968
404	**00**	**00**	**00**	**Activos reales**	**444.229**	**0**	**0**	**0**	**0**	**0**	**444.229**
404	05	00	00	Equipos de comunicaciones y de señalamiento	155.480	0	0	0	0	0	155.480
404	05	01	00	Equipos de telecomunicaciones	155.480	0	0	0	0	0	155.480
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	288.749	0	0	0	0	0	288.749
404	09	02	00	Equipos de computación	288.749	0	0	0	0	0	288.749
				Totales	**39.372.102**	**0**	**0**	**0**	**0**	**0**	**39.372.102**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116437 640020000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.651.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116437 640020000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.651.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 640020001 REGISTRO DE GRUPOS, ORGANIZACIONES JUVENILES Y JÓVENES EN SITUACIÓN DE VULNERABILIDAD

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 3.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA NUEVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**24.231**	**0**	**0**	**0**	**0**	0	**24.231**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	03	00	00	Textiles y vestuarios	10.000	0	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	4.231	0	0	0	0	0	4.231
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.231	0	0	0	0	0	4.231
403	**00**	**00**	**00**	**Servicios no personales**	**7.036.513**	**0**	**0**	**0**	**0**	0	**7.036.513**
403	01	00	00	Alquileres de inmuebles	400.000	0	0	0	0	0	400.000
403	01	01	00	Alquileres de edificios y locales	200.000	0	0	0	0	0	200.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	200.000	0	0	0	0	0	200.000
403	02	00	00	Alquileres de maquinaria y equipos	350.000	0	0	0	0	0	350.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	0	150.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	800.000	0	0	0	0	0	800.000
403	07	01	00	Publicidad y propaganda	200.000	0	0	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	400.000	0	0	0	0	0	400.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	3.705.093	0	0	0	0	0	3.705.093
403	09	01	00	Viáticos y pasajes dentro del país	3.705.093	0	0	0	0	0	3.705.093
403	10	00	00	Servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	781.420	0	0	0	0	0	781.420
403	18	01	00	Impuesto al valor agregado	781.420	0	0	0	0	0	781.420

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116437 640020000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.651.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 640020001 REGISTRO DE GRUPOS, ORGANIZACIONES JUVENILES Y JÓVENES EN SITUACIÓN DE VULNERABILIDAD

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 3.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA NUEVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**88.846**	**0**	**0**	**0**	**0**	0	**88.846**
404	05	00	00	Equipos de comunicaciones y de señalamiento	88.846	0	0	0	0	0	88.846
404	05	01	00	Equipos de telecomunicaciones	88.846	0	0	0	0	0	88.846
				Totales	**7.149.590**	**0**	**0**	**0**	**0**	0	**7.149.590**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116437 640020000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.651.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 640020002 IMPULSO A LA CONFORMACIÓN DE REDES JUVENILES

UNIDAD DE MEDIDA: ENCUENTRO **META:** 100

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA NUEVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.624.152**	**0**	**0**	**0**	**0**	0	**3.624.152**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.152.681	0	0	0	0	0	1.152.681
401	01	12	00	Salarios a obreros en puestos no permanentes	21.612	0	0	0	0	0	21.612
401	01	18	00	Remuneraciones al personal contratado	1.131.069	0	0	0	0	0	1.131.069
401	03	00	00	Primas	549.327	0	0	0	0	0	549.327
401	03	37	00	Primas de transporte al personal contratado	43.776	0	0	0	0	0	43.776
401	03	40	00	Primas de profesionalización al personal contratado	126.476	0	0	0	0	0	126.476
401	03	41	00	Primas por antigüedad al personal contratado	163.248	0	0	0	0	0	163.248
401	03	96	00	Otras primas al personal contratado	215.827	0	0	0	0	0	215.827
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	631.700	0	0	0	0	0	631.700
401	05	07	00	Aguinaldos al personal contratado	439.182	0	0	0	0	0	439.182
401	05	08	00	Bono vacacional al personal contratado	192.518	0	0	0	0	0	192.518
401	06	00	00	Aportes patronales y legales	494.810	0	0	0	0	0	494.810
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	103.741	0	0	0	0	0	103.741
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	368.015	0	0	0	0	0	368.015
401	06	95	00	Otros aportes legales por personal contratado	23.054	0	0	0	0	0	23.054
401	07	00	00	Asistencia socio-económica	649.240	0	0	0	0	0	649.240
401	07	03	00	Ayudas por matrimonio a empleados	17.100	0	0	0	0	0	17.100
401	07	04	00	Ayudas por nacimiento de hijos a empleados	13.680	0	0	0	0	0	13.680
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	54.720	0	0	0	0	0	54.720
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	563.740	0	0	0	0	0	563.740
401	08	00	00	Prestaciones sociales e indemnizaciones	146.394	0	0	0	0	0	146.394
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	146.394	0	0	0	0	0	146.394
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**36.346**	**0**	**0**	**0**	**0**	0	**36.346**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116437 640020000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.651.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 640020002 IMPULSO A LA CONFORMACIÓN DE REDES JUVENILES

UNIDAD DE MEDIDA: ENCUENTRO **META:** 100

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA NUEVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	36.346	0	0	0	0	0	36.346
402	01	01	00	Alimentos y bebidas para personas	36.346	0	0	0	0	0	36.346
403	**00**	**00**	**00**	**Servicios no personales**	**10.554.771**	**0**	**0**	**0**	**0**	0	**10.554.771**
403	01	00	00	Alquileres de inmuebles	500.000	0	0	0	0	0	500.000
403	01	01	00	Alquileres de edificios y locales	300.000	0	0	0	0	0	300.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	200.000	0	0	0	0	0	200.000
403	02	00	00	Alquileres de maquinaria y equipos	1.150.000	0	0	0	0	0	1.150.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	0	150.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.800.000	0	0	0	0	0	1.800.000
403	07	01	00	Publicidad y propaganda	600.000	0	0	0	0	0	600.000
403	07	02	00	Imprenta y reproducción	600.000	0	0	0	0	0	600.000
403	07	03	00	Relaciones sociales	600.000	0	0	0	0	0	600.000
403	09	00	00	Viáticos y pasajes	3.000.000	0	0	0	0	0	3.000.000
403	09	01	00	Viáticos y pasajes dentro del país	3.000.000	0	0	0	0	0	3.000.000
403	10	00	00	Servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	914.355	0	0	0	0	0	914.355
403	18	01	00	Impuesto al valor agregado	914.355	0	0	0	0	0	914.355
403	99	00	00	Otros servicios no personales	2.190.416	0	0	0	0	0	2.190.416
403	99	01	00	Otros servicios no personales	2.190.416	0	0	0	0	0	2.190.416
404	**00**	**00**	**00**	**Activos reales**	**133.269**	**0**	**0**	**0**	**0**	0	**133.269**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	133.269	0	0	0	0	0	133.269
404	09	02	00	Equipos de computación	133.269	0	0	0	0	0	133.269

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116437 640020000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.651.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 640020002 IMPULSO A LA CONFORMACIÓN DE REDES JUVENILES

UNIDAD DE MEDIDA: ENCUENTRO **META:** 100

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA NUEVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**14.348.538**	**0**	**0**	**0**	**0**	0	**14.348.538**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116437 640020000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.651.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 640020003 CONFORMACIÓN DEL VOLUNTARIADO JOVEN

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 500.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA NUEVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**42.404**	**0**	**0**	**0**	**0**	0	**42.404**
402	01	00	00	Productos alimenticios y agropecuarios	42.404	0	0	0	0	0	42.404
402	01	01	00	Alimentos y bebidas para personas	42.404	0	0	0	0	0	42.404
403	**00**	**00**	**00**	**Servicios no personales**	**12.313.898**	**0**	**0**	**0**	**0**	0	**12.313.898**
403	01	00	00	Alquileres de inmuebles	650.000	0	0	0	0	0	650.000
403	01	01	00	Alquileres de edificios y locales	350.000	0	0	0	0	0	350.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	300.000	0	0	0	0	0	300.000
403	02	00	00	Alquileres de maquinaria y equipos	1.180.000	0	0	0	0	0	1.180.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	180.000	0	0	0	0	0	180.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.000.000	0	0	0	0	0	3.000.000
403	07	01	00	Publicidad y propaganda	1.000.000	0	0	0	0	0	1.000.000
403	07	02	00	Imprenta y reproducción	1.000.000	0	0	0	0	0	1.000.000
403	07	03	00	Relaciones sociales	1.000.000	0	0	0	0	0	1.000.000
403	09	00	00	Viáticos y pasajes	3.000.000	0	0	0	0	0	3.000.000
403	09	01	00	Viáticos y pasajes dentro del país	3.000.000	0	0	0	0	0	3.000.000
403	10	00	00	Servicios profesionales y técnicos	2.000.000	0	0	0	0	0	2.000.000
403	10	11	00	Servicios para la elaboración y suministro de comida	2.000.000	0	0	0	0	0	2.000.000
403	18	00	00	Impuestos indirectos	1.203.346	0	0	0	0	0	1.203.346
403	18	01	00	Impuesto al valor agregado	1.203.346	0	0	0	0	0	1.203.346
403	99	00	00	Otros servicios no personales	1.280.552	0	0	0	0	0	1.280.552
403	99	01	00	Otros servicios no personales	1.280.552	0	0	0	0	0	1.280.552
404	**00**	**00**	**00**	**Activos reales**	**155.480**	**0**	**0**	**0**	**0**	0	**155.480**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	155.480	0	0	0	0	0	155.480

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116437 640020000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.651.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 640020003 CONFORMACIÓN DEL VOLUNTARIADO JOVEN

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 500.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA NUEVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	155.480	0	0	0	0	0	155.480
				Totales	**12.511.782**	**0**	**0**	**0**	**0**	0	**12.511.782**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116437 640020000 CONSTRUYENDO LA PATRIA CON EL VOLUNTARIADO JOVEN.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.651.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE ORGANIZACION DE LA PATRIA NUEVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 640020004 INCORPORACIÓN DE LAS TECNOLOGÍAS DE LA INFORMACIÓN Y LA COMUNICACIÓN PARA EL FORTALECIMIENTO DE LA ORGANIZACIÓN DEL VOLUNTARIADO JOVEN.

UNIDAD DE MEDIDA: PROGRAMA / PLAN **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA NUEVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**18.173**	**0**	**0**	**0**	**0**	0	**18.173**
402	01	00	00	Productos alimenticios y agropecuarios	18.173	0	0	0	0	0	18.173
402	01	01	00	Alimentos y bebidas para personas	18.173	0	0	0	0	0	18.173
403	**00**	**00**	**00**	**Servicios no personales**	**5.277.385**	**0**	**0**	**0**	**0**	0	**5.277.385**
403	01	00	00	Alquileres de inmuebles	770.000	0	0	0	0	0	770.000
403	01	01	00	Alquileres de edificios y locales	350.000	0	0	0	0	0	350.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	420.000	0	0	0	0	0	420.000
403	02	00	00	Alquileres de maquinaria y equipos	1.180.000	0	0	0	0	0	1.180.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	180.000	0	0	0	0	0	180.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	0	300.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	0	1.000.000
403	10	00	00	Servicios profesionales y técnicos	1.500.000	0	0	0	0	0	1.500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.500.000	0	0	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	527.385	0	0	0	0	0	527.385
403	18	01	00	Impuesto al valor agregado	527.385	0	0	0	0	0	527.385
404	**00**	**00**	**00**	**Activos reales**	**66.634**	**0**	**0**	**0**	**0**	0	**66.634**
404	05	00	00	Equipos de comunicaciones y de señalamiento	66.634	0	0	0	0	0	66.634
404	05	01	00	Equipos de telecomunicaciones	66.634	0	0	0	0	0	66.634
				Totales	**5.362.192**	**0**	**0**	**0**	**0**	0	**5.362.192**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116438 640021000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.063.759

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**14.651.330**	**0**	**0**	**0**	**0**	**0**	**14.651.330**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.339.145	0	0	0	0	0	5.339.145
401	01	12	00	Salarios a obreros en puestos no permanentes	21.612	0	0	0	0	0	21.612
401	01	18	00	Remuneraciones al personal contratado	5.317.533	0	0	0	0	0	5.317.533
401	03	00	00	Primas	2.745.899	0	0	0	0	0	2.745.899
401	03	37	00	Primas de transporte al personal contratado	284.544	0	0	0	0	0	284.544
401	03	40	00	Primas de profesionalización al personal contratado	626.166	0	0	0	0	0	626.166
401	03	41	00	Primas por antigüedad al personal contratado	1.120.848	0	0	0	0	0	1.120.848
401	03	96	00	Otras primas al personal contratado	714.341	0	0	0	0	0	714.341
401	04	00	00	Complementos de sueldos y salarios	776.720	0	0	0	0	0	776.720
401	04	26	00	Bono compensatorio de alimentación al personal contratado	776.720	0	0	0	0	0	776.720
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.238.733	0	0	0	0	0	1.238.733
401	05	07	00	Aguinaldos al personal contratado	879.724	0	0	0	0	0	879.724
401	05	08	00	Bono vacacional al personal contratado	359.009	0	0	0	0	0	359.009
401	06	00	00	Aportes patronales y legales	322.084	0	0	0	0	0	322.084
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	205.941	0	0	0	0	0	205.941
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	70.378	0	0	0	0	0	70.378
401	06	95	00	Otros aportes legales por personal contratado	45.765	0	0	0	0	0	45.765
401	07	00	00	Asistencia socio-económica	3.935.508	0	0	0	0	0	3.935.508
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	355.680	0	0	0	0	0	355.680
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	3.579.828	0	0	0	0	0	3.579.828
401	08	00	00	Prestaciones sociales e indemnizaciones	293.241	0	0	0	0	0	293.241
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	293.241	0	0	0	0	0	293.241
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.488.689**	**0**	**0**	**0**	**0**	**0**	**2.488.689**
402	01	00	00	Productos alimenticios y agropecuarios	333.303	0	0	0	0	0	333.303
402	01	01	00	Alimentos y bebidas para personas	333.303	0	0	0	0	0	333.303
402	03	00	00	Textiles y vestuarios	210.000	0	0	0	0	0	210.000
402	03	02	00	Prendas de vestir	180.000	0	0	0	0	0	180.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116438 640021000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.063.759

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	99	00	Otros productos textiles y vestuarios	30.000	0	0	0	0	0	30.000
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	0	100.000
402	04	03	00	Cauchos y tripas para vehículos	100.000	0	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	870.041	0	0	0	0	0	870.041
402	05	01	00	Pulpa de madera, papel y cartón	180.000	0	0	0	0	0	180.000
402	05	02	00	Envases y cajas de papel y cartón	25.000	0	0	0	0	0	25.000
402	05	03	00	Productos de papel y cartón para oficina	90.000	0	0	0	0	0	90.000
402	05	04	00	Libros, revistas y periódicos	70.000	0	0	0	0	0	70.000
402	05	05	00	Material de enseñanza	315.041	0	0	0	0	0	315.041
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	110.000	0	0	0	0	0	110.000
402	05	99	00	Otros productos de pulpa, papel y cartón	80.000	0	0	0	0	0	80.000
402	06	00	00	Productos químicos y derivados	83.000	0	0	0	0	0	83.000
402	06	03	00	Tintas, pinturas y colorantes	40.000	0	0	0	0	0	40.000
402	06	06	00	Combustibles y lubricantes	28.000	0	0	0	0	0	28.000
402	06	08	00	Productos plásticos	15.000	0	0	0	0	0	15.000
402	08	00	00	Productos metálicos	170.000	0	0	0	0	0	170.000
402	08	08	00	Material de educación	170.000	0	0	0	0	0	170.000
402	10	00	00	Productos varios y útiles diversos	722.345	0	0	0	0	0	722.345
402	10	01	00	Artículos de deporte, recreación y juguetes	30.000	0	0	0	0	0	30.000
402	10	02	00	Materiales y útiles de limpieza y aseo	20.000	0	0	0	0	0	20.000
402	10	03	00	Utensilios de cocina y comedor	15.000	0	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	200.000	0	0	0	0	0	200.000
402	10	06	00	Condecoraciones, ofrendas y similares	18.000	0	0	0	0	0	18.000
402	10	08	00	Materiales para equipos de computación	276.607	0	0	0	0	0	276.607
402	10	99	00	Otros productos y útiles diversos	162.738	0	0	0	0	0	162.738
403	**00**	**00**	**00**	**Servicios no personales**	**51.295.523**	**0**	**0**	**0**	**0**	**0**	**51.295.523**
403	01	00	00	Alquileres de inmuebles	4.624.852	0	0	0	0	0	4.624.852
403	01	01	00	Alquileres de edificios y locales	3.524.852	0	0	0	0	0	3.524.852
403	01	02	00	Alquileres de instalaciones culturales y recreativas	1.100.000	0	0	0	0	0	1.100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116438 640021000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.063.759

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	00	00	Alquileres de maquinaria y equipos	4.725.375	0	0	0	0	0	4.725.375
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.201.376	0	0	0	0	0	3.201.376
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	1.523.999	0	0	0	0	0	1.523.999
403	04	00	00	Servicios básicos	3.600.000	0	0	0	0	0	3.600.000
403	04	04	00	Teléfonos	2.300.000	0	0	0	0	0	2.300.000
403	04	05	00	Servicio de comunicaciones	1.300.000	0	0	0	0	0	1.300.000
403	06	00	00	Servicios de transporte y almacenaje	1.610.000	0	0	0	0	0	1.610.000
403	06	01	00	Fletes y embalajes	310.000	0	0	0	0	0	310.000
403	06	03	00	Estacionamiento	1.150.000	0	0	0	0	0	1.150.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	150.000	0	0	0	0	0	150.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	18.519.469	0	0	0	0	0	18.519.469
403	07	01	00	Publicidad y propaganda	3.685.561	0	0	0	0	0	3.685.561
403	07	02	00	Imprenta y reproducción	3.733.908	0	0	0	0	0	3.733.908
403	07	03	00	Relaciones sociales	7.300.000	0	0	0	0	0	7.300.000
403	07	04	00	Avisos	3.800.000	0	0	0	0	0	3.800.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	105.000	0	0	0	0	0	105.000
403	08	01	00	Primas y gastos de seguros	105.000	0	0	0	0	0	105.000
403	09	00	00	Viáticos y pasajes	3.700.000	0	0	0	0	0	3.700.000
403	09	01	00	Viáticos y pasajes dentro del país	2.900.000	0	0	0	0	0	2.900.000
403	09	02	00	Viáticos y pasajes fuera del país	800.000	0	0	0	0	0	800.000
403	10	00	00	Servicios profesionales y técnicos	7.900.000	0	0	0	0	0	7.900.000
403	10	03	00	Servicios de procesamiento de datos	600.000	0	0	0	0	0	600.000
403	10	11	00	Servicios para la elaboración y suministro de comida	4.700.000	0	0	0	0	0	4.700.000
403	10	99	00	Otros servicios profesionales y técnicos	2.600.000	0	0	0	0	0	2.600.000
403	12	00	00	Conservación y reparaciones menores de obras	1.000.000	0	0	0	0	0	1.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	5.260.827	0	0	0	0	0	5.260.827
403	18	01	00	Impuesto al valor agregado	5.260.827	0	0	0	0	0	5.260.827
403	99	00	00	Otros servicios no personales	250.000	0	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116438 640021000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.063.759

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	250.000	0	0	0	0	0	250.000
404	**00**	**00**	**00**	**Activos reales**	**509.854**	**0**	**0**	**0**	**0**	**0**	**509.854**
404	04	00	00	Equipos de transporte, tracción y elevación	251.971	0	0	0	0	0	251.971
404	04	01	00	Vehículos automotores terrestres	251.971	0	0	0	0	0	251.971
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	0	50.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	20.000	0	0	0	0	0	20.000
404	07	06	00	Instrumentos musicales y equipos de audio	30.000	0	0	0	0	0	30.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	207.883	0	0	0	0	0	207.883
404	09	01	00	Mobiliario y equipos de oficina	147.883	0	0	0	0	0	147.883
404	09	02	00	Equipos de computación	60.000	0	0	0	0	0	60.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**226.529.235**	**0**	**0**	**0**	**0**	**0**	**226.529.235**
407	01	00	00	Transferencias y donaciones corrientes internas	226.529.235	0	0	0	0	0	226.529.235
407	01	02	00	Donaciones corrientes internas al sector privado	226.529.235	0	0	0	0	0	226.529.235
407	01	02	01	Donaciones corrientes a personas	226.529.235	0	0	0	0	0	226.529.235
				Totales	**295.474.631**	**0**	**0**	**0**	**0**	**0**	**295.474.631**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116438 640021000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.063.759

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 64 - 22

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116438 640021000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.063.759

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 640021001 CREACIÓN DE LA ESCUELA DE FORMACIÓN INTEGRAL EN VALORES AL JOVEN

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 500.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**746.607**	**0**	**0**	**0**	**0**	0	**746.607**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
402	03	00	00	Textiles y vestuarios	70.000	0	0	0	0	0	70.000
402	03	02	00	Prendas de vestir	70.000	0	0	0	0	0	70.000
402	05	00	00	Productos de papel, cartón e impresos	226.000	0	0	0	0	0	226.000
402	05	01	00	Pulpa de madera, papel y cartón	50.000	0	0	0	0	0	50.000
402	05	02	00	Envases y cajas de papel y cartón	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	0	30.000
402	05	04	00	Libros, revistas y periódicos	5.000	0	0	0	0	0	5.000
402	05	05	00	Material de enseñanza	121.000	0	0	0	0	0	121.000
402	05	99	00	Otros productos de pulpa, papel y cartón	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	23.000	0	0	0	0	0	23.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	70.000	0	0	0	0	0	70.000
402	08	08	00	Material de educación	70.000	0	0	0	0	0	70.000
402	10	00	00	Productos varios y útiles diversos	257.607	0	0	0	0	0	257.607
402	10	01	00	Artículos de deporte, recreación y juguetes	10.000	0	0	0	0	0	10.000
402	10	02	00	Materiales y útiles de limpieza y aseo	5.000	0	0	0	0	0	5.000
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	0	100.000
402	10	06	00	Condecoraciones, ofrendas y similares	6.000	0	0	0	0	0	6.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116438 640021000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.063.759

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 640021001 CREACIÓN DE LA ESCUELA DE FORMACIÓN INTEGRAL EN VALORES AL JOVEN

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 500.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	126.607	0	0	0	0	0	126.607
402	10	99	00	Otros productos y útiles diversos	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**15.381.741**	**0**	**0**	**0**	**0**	0	**15.381.741**
403	01	00	00	Alquileres de inmuebles	1.777.320	0	0	0	0	0	1.777.320
403	01	01	00	Alquileres de edificios y locales	1.277.320	0	0	0	0	0	1.277.320
403	01	02	00	Alquileres de instalaciones culturales y recreativas	500.000	0	0	0	0	0	500.000
403	02	00	00	Alquileres de maquinaria y equipos	1.300.000	0	0	0	0	0	1.300.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	300.000	0	0	0	0	0	300.000
403	04	00	00	Servicios básicos	900.000	0	0	0	0	0	900.000
403	04	04	00	Teléfonos	500.000	0	0	0	0	0	500.000
403	04	05	00	Servicio de comunicaciones	400.000	0	0	0	0	0	400.000
403	06	00	00	Servicios de transporte y almacenaje	80.000	0	0	0	0	0	80.000
403	06	01	00	Fletes y embalajes	10.000	0	0	0	0	0	10.000
403	06	03	00	Estacionamiento	50.000	0	0	0	0	0	50.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	20.000	0	0	0	0	0	20.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.509.561	0	0	0	0	0	5.509.561
403	07	01	00	Publicidad y propaganda	1.009.561	0	0	0	0	0	1.009.561
403	07	02	00	Imprenta y reproducción	1.000.000	0	0	0	0	0	1.000.000
403	07	03	00	Relaciones sociales	2.000.000	0	0	0	0	0	2.000.000
403	07	04	00	Avisos	1.500.000	0	0	0	0	0	1.500.000
403	09	00	00	Viáticos y pasajes	1.100.000	0	0	0	0	0	1.100.000
403	09	01	00	Viáticos y pasajes dentro del país	800.000	0	0	0	0	0	800.000
403	09	02	00	Viáticos y pasajes fuera del país	300.000	0	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116438 640021000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.063.759

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 640021001 CREACIÓN DE LA ESCUELA DE FORMACIÓN INTEGRAL EN VALORES AL JOVEN

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 500.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	3.100.000	0	0	0	0	0	3.100.000
403	10	03	00	Servicios de procesamiento de datos	300.000	0	0	0	0	0	300.000
403	10	11	00	Servicios para la elaboración y suministro de comida	2.000.000	0	0	0	0	0	2.000.000
403	10	99	00	Otros servicios profesionales y técnicos	800.000	0	0	0	0	0	800.000
403	18	00	00	Impuestos indirectos	1.564.860	0	0	0	0	0	1.564.860
403	18	01	00	Impuesto al valor agregado	1.564.860	0	0	0	0	0	1.564.860
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
404	**00**	**00**	**00**	**Activos reales**	**152.956**	**0**	**0**	**0**	**0**	0	**152.956**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	50.000	0	0	0	0	0	50.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	20.000	0	0	0	0	0	20.000
404	07	06	00	Instrumentos musicales y equipos de audio	30.000	0	0	0	0	0	30.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	102.956	0	0	0	0	0	102.956
404	09	01	00	Mobiliario y equipos de oficina	42.956	0	0	0	0	0	42.956
404	09	02	00	Equipos de computación	60.000	0	0	0	0	0	60.000
				Totales	**16.281.304**	**0**	**0**	**0**	**0**	0	**16.281.304**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116438 640021000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.063.759

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 640021002 FINANCIAMIENTO DE PROYECTOS SOCIOPRODUCTIVOS A EPS

UNIDAD DE MEDIDA: EMPRESA **META:** 240

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**871.041**	**0**	**0**	**0**	**0**	0	**871.041**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	0	200.000
402	03	00	00	Textiles y vestuarios	70.000	0	0	0	0	0	70.000
402	03	02	00	Prendas de vestir	50.000	0	0	0	0	0	50.000
402	03	99	00	Otros productos textiles y vestuarios	20.000	0	0	0	0	0	20.000
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	0	100.000
402	04	03	00	Cauchos y tripas para vehículos	100.000	0	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	234.041	0	0	0	0	0	234.041
402	05	01	00	Pulpa de madera, papel y cartón	50.000	0	0	0	0	0	50.000
402	05	02	00	Envases y cajas de papel y cartón	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	0	30.000
402	05	04	00	Libros, revistas y periódicos	5.000	0	0	0	0	0	5.000
402	05	05	00	Material de enseñanza	129.041	0	0	0	0	0	129.041
402	05	99	00	Otros productos de pulpa, papel y cartón	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	35.000	0	0	0	0	0	35.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	0	20.000
402	06	06	00	Combustibles y lubricantes	10.000	0	0	0	0	0	10.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	50.000	0	0	0	0	0	50.000
402	08	08	00	Material de educación	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	182.000	0	0	0	0	0	182.000
402	10	01	00	Artículos de deporte, recreación y juguetes	10.000	0	0	0	0	0	10.000
402	10	02	00	Materiales y útiles de limpieza y aseo	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116438 640021000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.063.759

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 640021002 FINANCIAMIENTO DE PROYECTOS SOCIOPRODUCTIVOS A EPS

UNIDAD DE MEDIDA: EMPRESA **META:** 240

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.000	0	0	0	0	0	50.000
402	10	06	00	Condecoraciones, ofrendas y similares	7.000	0	0	0	0	0	7.000
402	10	08	00	Materiales para equipos de computación	100.000	0	0	0	0	0	100.000
402	10	99	00	Otros productos y útiles diversos	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**17.953.433**	**0**	**0**	**0**	**0**	0	**17.953.433**
403	01	00	00	Alquileres de inmuebles	1.300.000	0	0	0	0	0	1.300.000
403	01	01	00	Alquileres de edificios y locales	1.000.000	0	0	0	0	0	1.000.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	300.000	0	0	0	0	0	300.000
403	02	00	00	Alquileres de maquinaria y equipos	2.060.000	0	0	0	0	0	2.060.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.560.000	0	0	0	0	0	1.560.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	500.000	0	0	0	0	0	500.000
403	04	00	00	Servicios básicos	1.500.000	0	0	0	0	0	1.500.000
403	04	04	00	Teléfonos	1.000.000	0	0	0	0	0	1.000.000
403	04	05	00	Servicio de comunicaciones	500.000	0	0	0	0	0	500.000
403	06	00	00	Servicios de transporte y almacenaje	650.000	0	0	0	0	0	650.000
403	06	01	00	Fletes y embalajes	100.000	0	0	0	0	0	100.000
403	06	03	00	Estacionamiento	500.000	0	0	0	0	0	500.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	50.000	0	0	0	0	0	50.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.933.908	0	0	0	0	0	6.933.908
403	07	01	00	Publicidad y propaganda	1.500.000	0	0	0	0	0	1.500.000
403	07	02	00	Imprenta y reproducción	1.433.908	0	0	0	0	0	1.433.908
403	07	03	00	Relaciones sociales	3.000.000	0	0	0	0	0	3.000.000
403	07	04	00	Avisos	1.000.000	0	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116438 640021000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.063.759

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 640021002 FINANCIAMIENTO DE PROYECTOS SOCIOPRODUCTIVOS A EPS

UNIDAD DE MEDIDA: EMPRESA **META:** 240

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	105.000	0	0	0	0	0	105.000
403	08	01	00	Primas y gastos de seguros	105.000	0	0	0	0	0	105.000
403	09	00	00	Viáticos y pasajes	1.100.000	0	0	0	0	0	1.100.000
403	09	01	00	Viáticos y pasajes dentro del país	800.000	0	0	0	0	0	800.000
403	09	02	00	Viáticos y pasajes fuera del país	300.000	0	0	0	0	0	300.000
403	10	00	00	Servicios profesionales y técnicos	2.100.000	0	0	0	0	0	2.100.000
403	10	03	00	Servicios de procesamiento de datos	100.000	0	0	0	0	0	100.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.000.000	0	0	0	0	0	1.000.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	12	00	00	Conservación y reparaciones menores de obras	500.000	0	0	0	0	0	500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	500.000	0	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	1.604.525	0	0	0	0	0	1.604.525
403	18	01	00	Impuesto al valor agregado	1.604.525	0	0	0	0	0	1.604.525
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**178.449**	**0**	**0**	**0**	**0**	0	**178.449**
404	04	00	00	Equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
404	04	01	00	Vehículos automotores terrestres	150.000	0	0	0	0	0	150.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	28.449	0	0	0	0	0	28.449
404	09	01	00	Mobiliario y equipos de oficina	28.449	0	0	0	0	0	28.449
407	**00**	**00**	**00**	**Transferencias y donaciones**	**226.529.235**	**0**	**0**	**0**	**0**	0	**226.529.235**
407	01	00	00	Transferencias y donaciones corrientes internas	226.529.235	0	0	0	0	0	226.529.235
407	01	02	00	Donaciones corrientes internas al sector privado	226.529.235	0	0	0	0	0	226.529.235
407	01	02	01	Donaciones corrientes a personas	226.529.235	0	0	0	0	0	226.529.235

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116438 640021000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.063.759

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 640021002 FINANCIAMIENTO DE PROYECTOS SOCIOPRODUCTIVOS A EPS

UNIDAD DE MEDIDA: EMPRESA **META:** 240

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**245.532.158**	**0**	**0**	**0**	**0**	0	**245.532.158**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116438 640021000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.063.759

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 640021003 FORTALECIMIENTO DE LA PARTICIPACIÓN DEL JOVEN EN EL TURISMO NACIONAL, RECREACIÓN, DEPORTES, SABERES POPULARES Y CULTURALES COMO ESTRATEGIA PARA EL USO DEL TIEMPO LIBRE.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.063.759

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**14.651.330**	**0**	**0**	**0**	**0**	0	**14.651.330**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.339.145	0	0	0	0	0	5.339.145
401	01	12	00	Salarios a obreros en puestos no permanentes	21.612	0	0	0	0	0	21.612
401	01	18	00	Remuneraciones al personal contratado	5.317.533	0	0	0	0	0	5.317.533
401	03	00	00	Primas	2.745.899	0	0	0	0	0	2.745.899
401	03	37	00	Primas de transporte al personal contratado	284.544	0	0	0	0	0	284.544
401	03	40	00	Primas de profesionalización al personal contratado	626.166	0	0	0	0	0	626.166
401	03	41	00	Primas por antigüedad al personal contratado	1.120.848	0	0	0	0	0	1.120.848
401	03	96	00	Otras primas al personal contratado	714.341	0	0	0	0	0	714.341
401	04	00	00	Complementos de sueldos y salarios	776.720	0	0	0	0	0	776.720
401	04	26	00	Bono compensatorio de alimentación al personal contratado	776.720	0	0	0	0	0	776.720
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.238.733	0	0	0	0	0	1.238.733
401	05	07	00	Aguinaldos al personal contratado	879.724	0	0	0	0	0	879.724
401	05	08	00	Bono vacacional al personal contratado	359.009	0	0	0	0	0	359.009
401	06	00	00	Aportes patronales y legales	322.084	0	0	0	0	0	322.084
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	205.941	0	0	0	0	0	205.941
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	70.378	0	0	0	0	0	70.378
401	06	95	00	Otros aportes legales por personal contratado	45.765	0	0	0	0	0	45.765
401	07	00	00	Asistencia socio-económica	3.935.508	0	0	0	0	0	3.935.508
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	355.680	0	0	0	0	0	355.680
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	3.579.828	0	0	0	0	0	3.579.828
401	08	00	00	Prestaciones sociales e indemnizaciones	293.241	0	0	0	0	0	293.241
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	293.241	0	0	0	0	0	293.241
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**497.738**	**0**	**0**	**0**	**0**	0	**497.738**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116438 640021000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.063.759

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 640021003 FORTALECIMIENTO DE LA PARTICIPACIÓN DEL JOVEN EN EL TURISMO NACIONAL, RECREACIÓN, DEPORTES, SABERES POPULARES Y CULTURALES COMO ESTRATEGIA PARA EL USO DEL TIEMPO LIBRE.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.063.759

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
402	03	00	00	Textiles y vestuarios	30.000	0	0	0	0	0	30.000
402	03	02	00	Prendas de vestir	30.000	0	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	300.000	0	0	0	0	0	300.000
402	05	01	00	Pulpa de madera, papel y cartón	50.000	0	0	0	0	0	50.000
402	05	04	00	Libros, revistas y periódicos	50.000	0	0	0	0	0	50.000
402	05	05	00	Material de enseñanza	50.000	0	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	0	100.000
402	05	99	00	Otros productos de pulpa, papel y cartón	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	147.738	0	0	0	0	0	147.738
402	10	99	00	Otros productos y útiles diversos	147.738	0	0	0	0	0	147.738
403	**00**	**00**	**00**	**Servicios no personales**	**10.259.105**	**0**	**0**	**0**	**0**	0	**10.259.105**
403	01	00	00	Alquileres de inmuebles	500.000	0	0	0	0	0	500.000
403	01	01	00	Alquileres de edificios y locales	500.000	0	0	0	0	0	500.000
403	02	00	00	Alquileres de maquinaria y equipos	641.376	0	0	0	0	0	641.376
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	341.376	0	0	0	0	0	341.376
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	300.000	0	0	0	0	0	300.000
403	04	00	00	Servicios básicos	400.000	0	0	0	0	0	400.000
403	04	04	00	Teléfonos	300.000	0	0	0	0	0	300.000
403	04	05	00	Servicio de comunicaciones	100.000	0	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	330.000	0	0	0	0	0	330.000
403	06	01	00	Fletes y embalajes	100.000	0	0	0	0	0	100.000
403	06	03	00	Estacionamiento	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116438 640021000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.063.759

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 640021003 FORTALECIMIENTO DE LA PARTICIPACIÓN DEL JOVEN EN EL TURISMO NACIONAL, RECREACIÓN, DEPORTES, SABERES POPULARES Y CULTURALES COMO ESTRATEGIA PARA EL USO DEL TIEMPO LIBRE.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.063.759

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	30.000	0	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.676.000	0	0	0	0	0	4.676.000
403	07	01	00	Publicidad y propaganda	676.000	0	0	0	0	0	676.000
403	07	02	00	Imprenta y reproducción	1.000.000	0	0	0	0	0	1.000.000
403	07	03	00	Relaciones sociales	2.000.000	0	0	0	0	0	2.000.000
403	07	04	00	Avisos	1.000.000	0	0	0	0	0	1.000.000
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	0	500.000
403	09	01	00	Viáticos y pasajes dentro del país	500.000	0	0	0	0	0	500.000
403	10	00	00	Servicios profesionales y técnicos	1.500.000	0	0	0	0	0	1.500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.000.000	0	0	0	0	0	1.000.000
403	10	99	00	Otros servicios profesionales y técnicos	500.000	0	0	0	0	0	500.000
403	12	00	00	Conservación y reparaciones menores de obras	500.000	0	0	0	0	0	500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	500.000	0	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	1.211.729	0	0	0	0	0	1.211.729
403	18	01	00	Impuesto al valor agregado	1.211.729	0	0	0	0	0	1.211.729
404	**00**	**00**	**00**	**Activos reales**	**101.971**	**0**	**0**	**0**	**0**	0	**101.971**
404	04	00	00	Equipos de transporte, tracción y elevación	101.971	0	0	0	0	0	101.971
404	04	01	00	Vehículos automotores terrestres	101.971	0	0	0	0	0	101.971
				Totales	**25.510.144**	**0**	**0**	**0**	**0**	0	**25.510.144**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116438 640021000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.063.759

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 640021004 IMPULSO AL USO ADECUADO DE LAS REDES SOCIALES

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA **META:** 6

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**373.303**	**0**	**0**	**0**	**0**	0	**373.303**
402	01	00	00	Productos alimenticios y agropecuarios	13.303	0	0	0	0	0	13.303
402	01	01	00	Alimentos y bebidas para personas	13.303	0	0	0	0	0	13.303
402	03	00	00	Textiles y vestuarios	40.000	0	0	0	0	0	40.000
402	03	02	00	Prendas de vestir	30.000	0	0	0	0	0	30.000
402	03	99	00	Otros productos textiles y vestuarios	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	110.000	0	0	0	0	0	110.000
402	05	01	00	Pulpa de madera, papel y cartón	30.000	0	0	0	0	0	30.000
402	05	02	00	Envases y cajas de papel y cartón	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	30.000	0	0	0	0	0	30.000
402	05	04	00	Libros, revistas y periódicos	10.000	0	0	0	0	0	10.000
402	05	05	00	Material de enseñanza	15.000	0	0	0	0	0	15.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.000	0	0	0	0	0	10.000
402	05	99	00	Otros productos de pulpa, papel y cartón	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	25.000	0	0	0	0	0	25.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	10.000	0	0	0	0	0	10.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	50.000	0	0	0	0	0	50.000
402	08	08	00	Material de educación	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	135.000	0	0	0	0	0	135.000
402	10	01	00	Artículos de deporte, recreación y juguetes	10.000	0	0	0	0	0	10.000
402	10	02	00	Materiales y útiles de limpieza y aseo	10.000	0	0	0	0	0	10.000
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116438 640021000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.063.759

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 640021004 IMPULSO AL USO ADECUADO DE LAS REDES SOCIALES

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA **META:** 6

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.000	0	0	0	0	0	50.000
402	10	06	00	Condecoraciones, ofrendas y similares	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	0	50.000
402	10	99	00	Otros productos y útiles diversos	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.701.244**	**0**	**0**	**0**	**0**	0	**7.701.244**
403	01	00	00	Alquileres de inmuebles	1.047.532	0	0	0	0	0	1.047.532
403	01	01	00	Alquileres de edificios y locales	747.532	0	0	0	0	0	747.532
403	01	02	00	Alquileres de instalaciones culturales y recreativas	300.000	0	0	0	0	0	300.000
403	02	00	00	Alquileres de maquinaria y equipos	723.999	0	0	0	0	0	723.999
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	300.000	0	0	0	0	0	300.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	423.999	0	0	0	0	0	423.999
403	04	00	00	Servicios básicos	800.000	0	0	0	0	0	800.000
403	04	04	00	Teléfonos	500.000	0	0	0	0	0	500.000
403	04	05	00	Servicio de comunicaciones	300.000	0	0	0	0	0	300.000
403	06	00	00	Servicios de transporte y almacenaje	550.000	0	0	0	0	0	550.000
403	06	01	00	Fletes y embalajes	100.000	0	0	0	0	0	100.000
403	06	03	00	Estacionamiento	400.000	0	0	0	0	0	400.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	50.000	0	0	0	0	0	50.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.400.000	0	0	0	0	0	1.400.000
403	07	01	00	Publicidad y propaganda	500.000	0	0	0	0	0	500.000
403	07	02	00	Imprenta y reproducción	300.000	0	0	0	0	0	300.000
403	07	03	00	Relaciones sociales	300.000	0	0	0	0	0	300.000
403	07	04	00	Avisos	300.000	0	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116438 640021000 FORMACIÓN DEL JOVEN EN VALORES PARA LA CONSTRUCCIÓN DE LA PATRIA NUEVA.

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.063.759

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 640021004 IMPULSO AL USO ADECUADO DE LAS REDES SOCIALES

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA **META:** 6

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA JUVENTUD PARA LA PATRIA BUENA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	800.000	0	0	0	0	0	800.000
403	09	02	00	Viáticos y pasajes fuera del país	200.000	0	0	0	0	0	200.000
403	10	00	00	Servicios profesionales y técnicos	1.200.000	0	0	0	0	0	1.200.000
403	10	03	00	Servicios de procesamiento de datos	200.000	0	0	0	0	0	200.000
403	10	11	00	Servicios para la elaboración y suministro de comida	700.000	0	0	0	0	0	700.000
403	10	99	00	Otros servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	879.713	0	0	0	0	0	879.713
403	18	01	00	Impuesto al valor agregado	879.713	0	0	0	0	0	879.713
403	99	00	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
403	99	01	00	Otros servicios no personales	100.000	0	0	0	0	0	100.000
404	**00**	**00**	**00**	**Activos reales**	**76.478**	**0**	**0**	**0**	**0**	0	**76.478**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	76.478	0	0	0	0	0	76.478
404	09	01	00	Mobiliario y equipos de oficina	76.478	0	0	0	0	0	76.478
				Totales	**8.151.025**	**0**	**0**	**0**	**0**	0	**8.151.025**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116439 640022000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.089.498

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**20.492.909**	**0**	**0**	**0**	**0**	**0**	**20.492.909**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.658.260	0	0	0	0	0	6.658.260
401	01	12	00	Salarios a obreros en puestos no permanentes	485.581	0	0	0	0	0	485.581
401	01	18	00	Remuneraciones al personal contratado	6.172.679	0	0	0	0	0	6.172.679
401	03	00	00	Primas	3.582.025	0	0	0	0	0	3.582.025
401	03	37	00	Primas de transporte al personal contratado	364.800	0	0	0	0	0	364.800
401	03	40	00	Primas de profesionalización al personal contratado	706.796	0	0	0	0	0	706.796
401	03	41	00	Primas por antigüedad al personal contratado	1.211.136	0	0	0	0	0	1.211.136
401	03	96	00	Otras primas al personal contratado	1.299.293	0	0	0	0	0	1.299.293
401	04	00	00	Complementos de sueldos y salarios	4.112.666	0	0	0	0	0	4.112.666
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.774.000	0	0	0	0	0	2.774.000
401	04	98	00	Otros complementos al personal contratado	1.338.666	0	0	0	0	0	1.338.666
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.846.266	0	0	0	0	0	3.846.266
401	05	07	00	Aguinaldos al personal contratado	2.674.071	0	0	0	0	0	2.674.071
401	05	08	00	Bono vacacional al personal contratado	1.172.195	0	0	0	0	0	1.172.195
401	06	00	00	Aportes patronales y legales	946.334	0	0	0	0	0	946.334
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	599.243	0	0	0	0	0	599.243
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	213.926	0	0	0	0	0	213.926
401	06	95	00	Otros aportes legales por personal contratado	133.165	0	0	0	0	0	133.165
401	07	00	00	Asistencia socio-económica	456.000	0	0	0	0	0	456.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	456.000	0	0	0	0	0	456.000
401	08	00	00	Prestaciones sociales e indemnizaciones	891.358	0	0	0	0	0	891.358
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	891.358	0	0	0	0	0	891.358
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.740.699**	**0**	**0**	**0**	**0**	**0**	**8.740.699**
402	01	00	00	Productos alimenticios y agropecuarios	1.111.220	0	0	0	0	0	1.111.220
402	01	01	00	Alimentos y bebidas para personas	1.111.220	0	0	0	0	0	1.111.220
402	03	00	00	Textiles y vestuarios	775.000	0	0	0	0	0	775.000
402	03	02	00	Prendas de vestir	300.000	0	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PROYECTO: 116439 640022000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO

META: 1.089.498

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	99	00	Otros productos textiles y vestuarios	475.000	0	0	0	0	0	475.000
402	04	00	00	Productos de cuero y caucho	750.000	0	0	0	0	0	750.000
402	04	03	00	Cauchos y tripas para vehículos	750.000	0	0	0	0	0	750.000
402	05	00	00	Productos de papel, cartón e impresos	1.050.000	0	0	0	0	0	1.050.000
402	05	01	00	Pulpa de madera, papel y cartón	125.000	0	0	0	0	0	125.000
402	05	02	00	Envases y cajas de papel y cartón	75.000	0	0	0	0	0	75.000
402	05	03	00	Productos de papel y cartón para oficina	425.000	0	0	0	0	0	425.000
402	05	04	00	Libros, revistas y periódicos	225.000	0	0	0	0	0	225.000
402	05	05	00	Material de enseñanza	180.000	0	0	0	0	0	180.000
402	05	99	00	Otros productos de pulpa, papel y cartón	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	1.630.000	0	0	0	0	0	1.630.000
402	06	03	00	Tintas, pinturas y colorantes	30.000	0	0	0	0	0	30.000
402	06	04	00	Productos farmacéuticos y medicamentos	800.000	0	0	0	0	0	800.000
402	06	05	00	Productos de tocador	225.000	0	0	0	0	0	225.000
402	06	06	00	Combustibles y lubricantes	275.000	0	0	0	0	0	275.000
402	06	08	00	Productos plásticos	300.000	0	0	0	0	0	300.000
402	08	00	00	Productos metálicos	921.105	0	0	0	0	0	921.105
402	08	08	00	Material de educación	921.105	0	0	0	0	0	921.105
402	10	00	00	Productos varios y útiles diversos	2.503.374	0	0	0	0	0	2.503.374
402	10	01	00	Artículos de deporte, recreación y juguetes	650.000	0	0	0	0	0	650.000
402	10	02	00	Materiales y útiles de limpieza y aseo	170.000	0	0	0	0	0	170.000
402	10	03	00	Utensilios de cocina y comedor	340.000	0	0	0	0	0	340.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	273.374	0	0	0	0	0	273.374
402	10	06	00	Condecoraciones, ofrendas y similares	400.000	0	0	0	0	0	400.000
402	10	08	00	Materiales para equipos de computación	625.000	0	0	0	0	0	625.000
402	10	99	00	Otros productos y útiles diversos	45.000	0	0	0	0	0	45.000
403	**00**	**00**	**00**	**Servicios no personales**	**25.902.763**	**0**	**0**	**0**	**0**	**0**	**25.902.763**
403	01	00	00	Alquileres de inmuebles	2.362.012	0	0	0	0	0	2.362.012
403	01	01	00	Alquileres de edificios y locales	1.712.012	0	0	0	0	0	1.712.012

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116439 640022000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.089.498

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO: 2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	02	00	Alquileres de instalaciones culturales y recreativas	650.000	0	0	0	0	0	650.000
403	02	00	00	Alquileres de maquinaria y equipos	2.500.000	0	0	0	0	0	2.500.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.950.000	0	0	0	0	0	1.950.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	550.000	0	0	0	0	0	550.000
403	04	00	00	Servicios básicos	2.750.050	0	0	0	0	0	2.750.050
403	04	01	00	Electricidad	450.000	0	0	0	0	0	450.000
403	04	04	00	Teléfonos	1.123.496	0	0	0	0	0	1.123.496
403	04	05	00	Servicio de comunicaciones	370.000	0	0	0	0	0	370.000
403	04	06	00	Servicio de aseo urbano y domiciliario	20.000	0	0	0	0	0	20.000
403	04	07	00	Servicio de condominio	786.554	0	0	0	0	0	786.554
403	06	00	00	Servicios de transporte y almacenaje	960.000	0	0	0	0	0	960.000
403	06	01	00	Fletes y embalajes	60.000	0	0	0	0	0	60.000
403	06	03	00	Estacionamiento	750.000	0	0	0	0	0	750.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	150.000	0	0	0	0	0	150.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.381.999	0	0	0	0	0	6.381.999
403	07	01	00	Publicidad y propaganda	2.381.999	0	0	0	0	0	2.381.999
403	07	02	00	Imprenta y reproducción	1.700.000	0	0	0	0	0	1.700.000
403	07	03	00	Relaciones sociales	1.150.000	0	0	0	0	0	1.150.000
403	07	04	00	Avisos	1.150.000	0	0	0	0	0	1.150.000
403	09	00	00	Viáticos y pasajes	3.381.047	0	0	0	0	0	3.381.047
403	09	01	00	Viáticos y pasajes dentro del país	2.631.047	0	0	0	0	0	2.631.047
403	09	02	00	Viáticos y pasajes fuera del país	750.000	0	0	0	0	0	750.000
403	10	00	00	Servicios profesionales y técnicos	3.400.000	0	0	0	0	0	3.400.000
403	10	03	00	Servicios de procesamiento de datos	550.000	0	0	0	0	0	550.000
403	10	11	00	Servicios para la elaboración y suministro de comida	2.300.000	0	0	0	0	0	2.300.000
403	10	99	00	Otros servicios profesionales y técnicos	550.000	0	0	0	0	0	550.000
403	18	00	00	Impuestos indirectos	4.017.655	0	0	0	0	0	4.017.655
403	18	01	00	Impuesto al valor agregado	4.017.655	0	0	0	0	0	4.017.655
403	99	00	00	Otros servicios no personales	150.000	0	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PROYECTO: 116439 640022000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.089.498

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	150.000	0	0	0	0	0	150.000
404	**00**	**00**	**00**	**Activos reales**	**384.351**	**0**	**0**	**0**	**0**	**0**	**384.351**
404	04	00	00	Equipos de transporte, tracción y elevación	303.461	0	0	0	0	0	303.461
404	04	01	00	Vehículos automotores terrestres	303.461	0	0	0	0	0	303.461
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	80.890	0	0	0	0	0	80.890
404	09	01	00	Mobiliario y equipos de oficina	80.890	0	0	0	0	0	80.890
407	**00**	**00**	**00**	**Transferencias y donaciones**	**109.612.380**	**0**	**0**	**0**	**0**	**0**	**109.612.380**
407	01	00	00	Transferencias y donaciones corrientes internas	109.612.380	0	0	0	0	0	109.612.380
407	01	02	00	Donaciones corrientes internas al sector privado	109.612.380	0	0	0	0	0	109.612.380
407	01	02	01	Donaciones corrientes a personas	109.612.380	0	0	0	0	0	109.612.380
				Totales	**165.133.102**	**0**	**0**	**0**	**0**	**0**	**165.133.102**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PROYECTO: 116439 640022000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO

META: 1.089.498

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PROYECTO: 116439 640022000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.089.498

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 640022001 ATENCIÓN INTEGRAL DEL JOVEN EN SITUACIÓN DE VULNERABILIDAD

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 400.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**20.492.909**	**0**	**0**	**0**	**0**	0	**20.492.909**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.658.260	0	0	0	0	0	6.658.260
401	01	12	00	Salarios a obreros en puestos no permanentes	485.581	0	0	0	0	0	485.581
401	01	18	00	Remuneraciones al personal contratado	6.172.679	0	0	0	0	0	6.172.679
401	03	00	00	Primas	3.582.025	0	0	0	0	0	3.582.025
401	03	37	00	Primas de transporte al personal contratado	364.800	0	0	0	0	0	364.800
401	03	40	00	Primas de profesionalización al personal contratado	706.796	0	0	0	0	0	706.796
401	03	41	00	Primas por antigüedad al personal contratado	1.211.136	0	0	0	0	0	1.211.136
401	03	96	00	Otras primas al personal contratado	1.299.293	0	0	0	0	0	1.299.293
401	04	00	00	Complementos de sueldos y salarios	4.112.666	0	0	0	0	0	4.112.666
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.774.000	0	0	0	0	0	2.774.000
401	04	98	00	Otros complementos al personal contratado	1.338.666	0	0	0	0	0	1.338.666
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.846.266	0	0	0	0	0	3.846.266
401	05	07	00	Aguinaldos al personal contratado	2.674.071	0	0	0	0	0	2.674.071
401	05	08	00	Bono vacacional al personal contratado	1.172.195	0	0	0	0	0	1.172.195
401	06	00	00	Aportes patronales y legales	946.334	0	0	0	0	0	946.334
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	599.243	0	0	0	0	0	599.243
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	213.926	0	0	0	0	0	213.926
401	06	95	00	Otros aportes legales por personal contratado	133.165	0	0	0	0	0	133.165
401	07	00	00	Asistencia socio-económica	456.000	0	0	0	0	0	456.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	456.000	0	0	0	0	0	456.000
401	08	00	00	Prestaciones sociales e indemnizaciones	891.358	0	0	0	0	0	891.358
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	891.358	0	0	0	0	0	891.358
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.933.314**	**0**	**0**	**0**	**0**	0	**3.933.314**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116439 640022000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.089.498

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 640022001 ATENCIÓN INTEGRAL DEL JOVEN EN SITUACIÓN DE VULNERABILIDAD

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 400.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	289.940	0	0	0	0	0	289.940
402	01	01	00	Alimentos y bebidas para personas	289.940	0	0	0	0	0	289.940
402	03	00	00	Textiles y vestuarios	400.000	0	0	0	0	0	400.000
402	03	02	00	Prendas de vestir	300.000	0	0	0	0	0	300.000
402	03	99	00	Otros productos textiles y vestuarios	100.000	0	0	0	0	0	100.000
402	04	00	00	Productos de cuero y caucho	400.000	0	0	0	0	0	400.000
402	04	03	00	Cauchos y tripas para vehículos	400.000	0	0	0	0	0	400.000
402	05	00	00	Productos de papel, cartón e impresos	590.000	0	0	0	0	0	590.000
402	05	01	00	Pulpa de madera, papel y cartón	50.000	0	0	0	0	0	50.000
402	05	02	00	Envases y cajas de papel y cartón	30.000	0	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	0	200.000
402	05	04	00	Libros, revistas y periódicos	150.000	0	0	0	0	0	150.000
402	05	05	00	Material de enseñanza	150.000	0	0	0	0	0	150.000
402	05	99	00	Otros productos de pulpa, papel y cartón	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	920.000	0	0	0	0	0	920.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	0	20.000
402	06	04	00	Productos farmacéuticos y medicamentos	450.000	0	0	0	0	0	450.000
402	06	05	00	Productos de tocador	150.000	0	0	0	0	0	150.000
402	06	06	00	Combustibles y lubricantes	150.000	0	0	0	0	0	150.000
402	06	08	00	Productos plásticos	150.000	0	0	0	0	0	150.000
402	08	00	00	Productos metálicos	300.000	0	0	0	0	0	300.000
402	08	08	00	Material de educación	300.000	0	0	0	0	0	300.000
402	10	00	00	Productos varios y útiles diversos	1.033.374	0	0	0	0	0	1.033.374
402	10	01	00	Artículos de deporte, recreación y juguetes	150.000	0	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PROYECTO: 116439 640022000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.089.498

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 640022001 ATENCIÓN INTEGRAL DEL JOVEN EN SITUACIÓN DE VULNERABILIDAD

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 400.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	100.000	0	0	0	0	0	100.000
402	10	03	00	Utensilios de cocina y comedor	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	148.374	0	0	0	0	0	148.374
402	10	06	00	Condecoraciones, ofrendas y similares	250.000	0	0	0	0	0	250.000
402	10	08	00	Materiales para equipos de computación	350.000	0	0	0	0	0	350.000
402	10	99	00	Otros productos y útiles diversos	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**11.656.559**	**0**	**0**	**0**	**0**	0	**11.656.559**
403	01	00	00	Alquileres de inmuebles	806.006	0	0	0	0	0	806.006
403	01	01	00	Alquileres de edificios y locales	606.006	0	0	0	0	0	606.006
403	01	02	00	Alquileres de instalaciones culturales y recreativas	200.000	0	0	0	0	0	200.000
403	02	00	00	Alquileres de maquinaria y equipos	950.000	0	0	0	0	0	950.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	800.000	0	0	0	0	0	800.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	0	150.000
403	04	00	00	Servicios básicos	1.486.554	0	0	0	0	0	1.486.554
403	04	01	00	Electricidad	300.000	0	0	0	0	0	300.000
403	04	04	00	Teléfonos	500.000	0	0	0	0	0	500.000
403	04	05	00	Servicio de comunicaciones	200.000	0	0	0	0	0	200.000
403	04	07	00	Servicio de condominio	486.554	0	0	0	0	0	486.554
403	06	00	00	Servicios de transporte y almacenaje	370.000	0	0	0	0	0	370.000
403	06	01	00	Fletes y embalajes	20.000	0	0	0	0	0	20.000
403	06	03	00	Estacionamiento	300.000	0	0	0	0	0	300.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	50.000	0	0	0	0	0	50.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.300.000	0	0	0	0	0	3.300.000
403	07	01	00	Publicidad y propaganda	1.000.000	0	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116439 640022000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.089.498

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 640022001 ATENCIÓN INTEGRAL DEL JOVEN EN SITUACIÓN DE VULNERABILIDAD

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 400.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	800.000	0	0	0	0	0	800.000
403	07	03	00	Relaciones sociales	1.000.000	0	0	0	0	0	1.000.000
403	07	04	00	Avisos	500.000	0	0	0	0	0	500.000
403	09	00	00	Viáticos y pasajes	1.300.000	0	0	0	0	0	1.300.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	0	1.000.000
403	09	02	00	Viáticos y pasajes fuera del país	300.000	0	0	0	0	0	300.000
403	10	00	00	Servicios profesionales y técnicos	1.250.000	0	0	0	0	0	1.250.000
403	10	03	00	Servicios de procesamiento de datos	200.000	0	0	0	0	0	200.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.000.000	0	0	0	0	0	1.000.000
403	10	99	00	Otros servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	2.193.999	0	0	0	0	0	2.193.999
403	18	01	00	Impuesto al valor agregado	2.193.999	0	0	0	0	0	2.193.999
404	**00**	**00**	**00**	**Activos reales**	**172.643**	**0**	**0**	**0**	**0**	0	**172.643**
404	04	00	00	Equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
404	04	01	00	Vehículos automotores terrestres	150.000	0	0	0	0	0	150.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	22.643	0	0	0	0	0	22.643
404	09	01	00	Mobiliario y equipos de oficina	22.643	0	0	0	0	0	22.643
407	**00**	**00**	**00**	**Transferencias y donaciones**	**109.612.380**	**0**	**0**	**0**	**0**	0	**109.612.380**
407	01	00	00	Transferencias y donaciones corrientes internas	109.612.380	0	0	0	0	0	109.612.380
407	01	02	00	Donaciones corrientes internas al sector privado	109.612.380	0	0	0	0	0	109.612.380
407	01	02	01	Donaciones corrientes a personas	109.612.380	0	0	0	0	0	109.612.380
				Totales	**145.867.805**	**0**	**0**	**0**	**0**	0	**145.867.805**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PROYECTO: 116439 640022000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.089.498

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 640022002 PROGRAMA NACIONAL DE PREVENCIÓN DE LAS SITUACIONES DE VULNERABILIDAD JUVENIL

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.000.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.496.280**	**0**	**0**	**0**	**0**	**0**	**3.496.280**
402	01	00	00	Productos alimenticios y agropecuarios	621.280	0	0	0	0	0	621.280
402	01	01	00	Alimentos y bebidas para personas	621.280	0	0	0	0	0	621.280
402	03	00	00	Textiles y vestuarios	300.000	0	0	0	0	0	300.000
402	03	99	00	Otros productos textiles y vestuarios	300.000	0	0	0	0	0	300.000
402	04	00	00	Productos de cuero y caucho	300.000	0	0	0	0	0	300.000
402	04	03	00	Cauchos y tripas para vehículos	300.000	0	0	0	0	0	300.000
402	05	00	00	Productos de papel, cartón e impresos	345.000	0	0	0	0	0	345.000
402	05	01	00	Pulpa de madera, papel y cartón	50.000	0	0	0	0	0	50.000
402	05	02	00	Envases y cajas de papel y cartón	30.000	0	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	0	200.000
402	05	04	00	Libros, revistas y periódicos	50.000	0	0	0	0	0	50.000
402	05	05	00	Material de enseñanza	15.000	0	0	0	0	0	15.000
402	06	00	00	Productos químicos y derivados	540.000	0	0	0	0	0	540.000
402	06	04	00	Productos farmacéuticos y medicamentos	270.000	0	0	0	0	0	270.000
402	06	05	00	Productos de tocador	50.000	0	0	0	0	0	50.000
402	06	06	00	Combustibles y lubricantes	100.000	0	0	0	0	0	100.000
402	06	08	00	Productos plásticos	120.000	0	0	0	0	0	120.000
402	08	00	00	Productos metálicos	500.000	0	0	0	0	0	500.000
402	08	08	00	Material de educación	500.000	0	0	0	0	0	500.000
402	10	00	00	Productos varios y útiles diversos	890.000	0	0	0	0	0	890.000
402	10	01	00	Artículos de deporte, recreación y juguetes	250.000	0	0	0	0	0	250.000
402	10	02	00	Materiales y útiles de limpieza y aseo	50.000	0	0	0	0	0	50.000
402	10	03	00	Utensilios de cocina y comedor	180.000	0	0	0	0	0	180.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116439 640022000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.089.498

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 640022002 PROGRAMA NACIONAL DE PREVENCIÓN DE LAS SITUACIONES DE VULNERABILIDAD JUVENIL

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.000.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	0	100.000
402	10	06	00	Condecoraciones, ofrendas y similares	100.000	0	0	0	0	0	100.000
402	10	08	00	Materiales para equipos de computación	200.000	0	0	0	0	0	200.000
402	10	99	00	Otros productos y útiles diversos	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**10.360.685**	**0**	**0**	**0**	**0**	0	**10.360.685**
403	01	00	00	Alquileres de inmuebles	906.006	0	0	0	0	0	906.006
403	01	01	00	Alquileres de edificios y locales	606.006	0	0	0	0	0	606.006
403	01	02	00	Alquileres de instalaciones culturales y recreativas	300.000	0	0	0	0	0	300.000
403	02	00	00	Alquileres de maquinaria y equipos	900.000	0	0	0	0	0	900.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	650.000	0	0	0	0	0	650.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	250.000	0	0	0	0	0	250.000
403	04	00	00	Servicios básicos	1.168.496	0	0	0	0	0	1.168.496
403	04	01	00	Electricidad	150.000	0	0	0	0	0	150.000
403	04	04	00	Teléfonos	548.496	0	0	0	0	0	548.496
403	04	05	00	Servicio de comunicaciones	150.000	0	0	0	0	0	150.000
403	04	06	00	Servicio de aseo urbano y domiciliario	20.000	0	0	0	0	0	20.000
403	04	07	00	Servicio de condominio	300.000	0	0	0	0	0	300.000
403	06	00	00	Servicios de transporte y almacenaje	370.000	0	0	0	0	0	370.000
403	06	01	00	Fletes y embalajes	20.000	0	0	0	0	0	20.000
403	06	03	00	Estacionamiento	300.000	0	0	0	0	0	300.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	50.000	0	0	0	0	0	50.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.200.000	0	0	0	0	0	2.200.000
403	07	01	00	Publicidad y propaganda	1.000.000	0	0	0	0	0	1.000.000
403	07	02	00	Imprenta y reproducción	700.000	0	0	0	0	0	700.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PROYECTO: 116439 640022000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.089.498

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 640022002 PROGRAMA NACIONAL DE PREVENCIÓN DE LAS SITUACIONES DE VULNERABILIDAD JUVENIL

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 2.000.000

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	500.000	0	0	0	0	0	500.000
403	09	00	00	Viáticos y pasajes	1.681.047	0	0	0	0	0	1.681.047
403	09	01	00	Viáticos y pasajes dentro del país	1.381.047	0	0	0	0	0	1.381.047
403	09	02	00	Viáticos y pasajes fuera del país	300.000	0	0	0	0	0	300.000
403	10	00	00	Servicios profesionales y técnicos	1.750.000	0	0	0	0	0	1.750.000
403	10	03	00	Servicios de procesamiento de datos	250.000	0	0	0	0	0	250.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.000.000	0	0	0	0	0	1.000.000
403	10	99	00	Otros servicios profesionales y técnicos	500.000	0	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	1.235.136	0	0	0	0	0	1.235.136
403	18	01	00	Impuesto al valor agregado	1.235.136	0	0	0	0	0	1.235.136
403	99	00	00	Otros servicios no personales	150.000	0	0	0	0	0	150.000
403	99	01	00	Otros servicios no personales	150.000	0	0	0	0	0	150.000
404	**00**	**00**	**00**	**Activos reales**	**153.461**	**0**	**0**	**0**	**0**	0	**153.461**
404	04	00	00	Equipos de transporte, tracción y elevación	153.461	0	0	0	0	0	153.461
404	04	01	00	Vehículos automotores terrestres	153.461	0	0	0	0	0	153.461
				Totales	**14.010.426**	**0**	**0**	**0**	**0**	0	**14.010.426**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PROYECTO: 116439 640022000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.089.498

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 640022003 CAMPAÑA COMUNICACIONAL PARA LA PREVENCIÓN DE LAS SITUACIONES DE VULNERABILIDAD EN LOS JÓVENES.

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.311.105**	**0**	**0**	**0**	**0**	0	**1.311.105**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	0	200.000
402	03	00	00	Textiles y vestuarios	75.000	0	0	0	0	0	75.000
402	03	99	00	Otros productos textiles y vestuarios	75.000	0	0	0	0	0	75.000
402	04	00	00	Productos de cuero y caucho	50.000	0	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	115.000	0	0	0	0	0	115.000
402	05	01	00	Pulpa de madera, papel y cartón	25.000	0	0	0	0	0	25.000
402	05	02	00	Envases y cajas de papel y cartón	15.000	0	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	25.000	0	0	0	0	0	25.000
402	05	04	00	Libros, revistas y periódicos	25.000	0	0	0	0	0	25.000
402	05	05	00	Material de enseñanza	15.000	0	0	0	0	0	15.000
402	05	99	00	Otros productos de pulpa, papel y cartón	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	170.000	0	0	0	0	0	170.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	06	04	00	Productos farmacéuticos y medicamentos	80.000	0	0	0	0	0	80.000
402	06	05	00	Productos de tocador	25.000	0	0	0	0	0	25.000
402	06	06	00	Combustibles y lubricantes	25.000	0	0	0	0	0	25.000
402	06	08	00	Productos plásticos	30.000	0	0	0	0	0	30.000
402	08	00	00	Productos metálicos	121.105	0	0	0	0	0	121.105
402	08	08	00	Material de educación	121.105	0	0	0	0	0	121.105
402	10	00	00	Productos varios y útiles diversos	580.000	0	0	0	0	0	580.000
402	10	01	00	Artículos de deporte, recreación y juguetes	250.000	0	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116439 640022000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.089.498

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 640022003 CAMPAÑA COMUNICACIONAL PARA LA PREVENCIÓN DE LAS SITUACIONES DE VULNERABILIDAD EN LOS JÓVENES.

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	20.000	0	0	0	0	0	20.000
402	10	03	00	Utensilios de cocina y comedor	150.000	0	0	0	0	0	150.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.000	0	0	0	0	0	25.000
402	10	06	00	Condecoraciones, ofrendas y similares	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	75.000	0	0	0	0	0	75.000
402	10	99	00	Otros productos y útiles diversos	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.885.519**	**0**	**0**	**0**	**0**	0	**3.885.519**
403	01	00	00	Alquileres de inmuebles	650.000	0	0	0	0	0	650.000
403	01	01	00	Alquileres de edificios y locales	500.000	0	0	0	0	0	500.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	150.000	0	0	0	0	0	150.000
403	02	00	00	Alquileres de maquinaria y equipos	650.000	0	0	0	0	0	650.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	500.000	0	0	0	0	0	500.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	0	150.000
403	04	00	00	Servicios básicos	95.000	0	0	0	0	0	95.000
403	04	04	00	Teléfonos	75.000	0	0	0	0	0	75.000
403	04	05	00	Servicio de comunicaciones	20.000	0	0	0	0	0	20.000
403	06	00	00	Servicios de transporte y almacenaje	220.000	0	0	0	0	0	220.000
403	06	01	00	Fletes y embalajes	20.000	0	0	0	0	0	20.000
403	06	03	00	Estacionamiento	150.000	0	0	0	0	0	150.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	50.000	0	0	0	0	0	50.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	881.999	0	0	0	0	0	881.999
403	07	01	00	Publicidad y propaganda	381.999	0	0	0	0	0	381.999
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	0	200.000
403	07	03	00	Relaciones sociales	150.000	0	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 116439 640022000 PREVENCIÓN Y ACOMPAÑAMIENTO INTEGRAL A JÓVENES EN SITUACIÓN DE VULNERABILIDAD

OBJETIVO DEL PROYECTO: DISEÑAR, FORMULAR, EJECUTAR Y EVALUAR POLÍTICAS, ESTRATEGIAS, PLANES Y PROGRAMAS, REGIDOS POR PRINCIPIOS Y VALORES ÉTICOS, DESTINADOS A GARANTIZAR EL PLENO GOCE Y EJERCICIO DE LOS DERECHOS FUNDAMENTALES DE LA POBLACIÓN JUVENIL VENEZOLANA.

UNIDAD DE MEDIDA: JOVEN INCORPORADO **META:** 1.089.498

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 640022003 CAMPAÑA COMUNICACIONAL PARA LA PREVENCIÓN DE LAS SITUACIONES DE VULNERABILIDAD EN LOS JÓVENES.

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO VICEMINISTERIO DE LA DIGNIDAD DE LA PATRIA JOVEN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	400.000	0	0	0	0	0	400.000
403	09	01	00	Viáticos y pasajes dentro del país	250.000	0	0	0	0	0	250.000
403	09	02	00	Viáticos y pasajes fuera del país	150.000	0	0	0	0	0	150.000
403	10	00	00	Servicios profesionales y técnicos	400.000	0	0	0	0	0	400.000
403	10	03	00	Servicios de procesamiento de datos	100.000	0	0	0	0	0	100.000
403	10	11	00	Servicios para la elaboración y suministro de comida	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	588.520	0	0	0	0	0	588.520
403	18	01	00	Impuesto al valor agregado	588.520	0	0	0	0	0	588.520
404	**00**	**00**	**00**	**Activos reales**	**58.247**	**0**	**0**	**0**	**0**	0	**58.247**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	58.247	0	0	0	0	0	58.247
404	09	01	00	Mobiliario y equipos de oficina	58.247	0	0	0	0	0	58.247
				Totales	**5.254.871**	**0**	**0**	**0**	**0**	0	**5.254.871**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PROYECTO: 649999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLITICAS QUE APUNTEN A LA UTILIZACION DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS, INTEGRALES EN VALORES Y ÈTICA BOLIVARIANA, SOCIO PRODUCTIVA Y DE RECREACION COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA

UNIDAD DE MEDIDA: BOLÍVAR

META: 112.069.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**112.069.076**	**0**	**0**	**0**	**0**	**0**	**112.069.076**
407	01	00	00	Transferencias y donaciones corrientes internas	112.069.076	0	0	0	0	0	112.069.076
407	01	03	00	Transferencias corrientes internas al sector público	112.069.076	0	0	0	0	0	112.069.076
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	112.069.076	0	0	0	0	0	112.069.076
				Totales	**112.069.076**	**0**	**0**	**0**	**0**	**0**	**112.069.076**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 649999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLITICAS QUE APUNTEN A LA UTILIZACION DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS, INTEGRALES EN VALORES Y ÈTICA BOLIVARIANA, SOCIO PRODUCTIVA Y DE RECREACION COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 112.069.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**112.069.076**	**0**	**0**	**0**	**0**	**0**	**112.069.076**
407	01	00	00	Transferencias y donaciones corrientes internas	112.069.076	0	0	0	0	0	112.069.076
407	01	03	00	Transferencias corrientes internas al sector público	112.069.076	0	0	0	0	0	112.069.076
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	112.069.076	0	0	0	0	0	112.069.076
				- A0938 Instituto Nacional del Poder Popular de la Juventud	112.069.076	0	0	0	0	0	112.069.076
				Totales	**112.069.076**	**0**	**0**	**0**	**0**	**0**	**112.069.076**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **PROYECTO:** 649999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: DISEÑAR E IMPULSAR POLITICAS QUE APUNTEN A LA UTILIZACION DEL TIEMPO LIBRE EN ACTIVIDADES FORMATIVAS, INTEGRALES EN VALORES Y ÈTICA BOLIVARIANA, SOCIO PRODUCTIVA Y DE RECREACION COMO ESTRATEGIA PARA EL MEJORAMIENTO DE LA CALIDAD DE VIDA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 112.069.076

RESPONSABLE/EJECUTOR: OFICINA DE GESTION ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 649999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DEL PODER POPULAR DE LA JUVENTUD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 112.069.076

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**112.069.076**	**0**	**0**	**0**	**0**	0	**112.069.076**
407	01	00	00	Transferencias y donaciones corrientes internas	112.069.076	0	0	0	0	0	112.069.076
407	01	03	00	Transferencias corrientes internas al sector público	112.069.076	0	0	0	0	0	112.069.076
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	112.069.076	0	0	0	0	0	112.069.076
				Totales	**112.069.076**	**0**	**0**	**0**	**0**	0	**112.069.076**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **ACCIÓN CENTRALIZADA:** 640001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**10.462.999**	**0**	**0**	**0**	**0**	**0**	**10.462.999**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.958.015	0	0	0	0	0	3.958.015
401	01	12	00	Salarios a obreros en puestos no permanentes	237.300	0	0	0	0	0	237.300
401	01	18	00	Remuneraciones al personal contratado	3.598.099	0	0	0	0	0	3.598.099
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	122.616	0	0	0	0	0	122.616
401	03	00	00	Primas	2.031.735	0	0	0	0	0	2.031.735
401	03	02	00	Primas de transporte a empleados	1.824	0	0	0	0	0	1.824
401	03	04	00	Primas por hijos a empleados	3.648	0	0	0	0	0	3.648
401	03	08	00	Primas de profesionalización a empleados	24.523	0	0	0	0	0	24.523
401	03	09	00	Primas por antigüedad a empleados	16.416	0	0	0	0	0	16.416
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	42.916	0	0	0	0	0	42.916
401	03	37	00	Primas de transporte al personal contratado	160.505	0	0	0	0	0	160.505
401	03	40	00	Primas de profesionalización al personal contratado	404.010	0	0	0	0	0	404.010
401	03	41	00	Primas por antigüedad al personal contratado	588.240	0	0	0	0	0	588.240
401	03	96	00	Otras primas al personal contratado	789.653	0	0	0	0	0	789.653
401	04	00	00	Complementos de sueldos y salarios	1.276.040	0	0	0	0	0	1.276.040
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.276.040	0	0	0	0	0	1.276.040
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.911.451	0	0	0	0	0	1.911.451
401	05	07	00	Aguinaldos al personal contratado	1.196.349	0	0	0	0	0	1.196.349
401	05	08	00	Bono vacacional al personal contratado	655.922	0	0	0	0	0	655.922
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	35.704	0	0	0	0	0	35.704
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	23.476	0	0	0	0	0	23.476
401	06	00	00	Aportes patronales y legales	559.372	0	0	0	0	0	559.372
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.452	0	0	0	0	0	2.452
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	345.186	0	0	0	0	0	345.186
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	119.706	0	0	0	0	0	119.706
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	11.035	0	0	0	0	0	11.035
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	4.284	0	0	0	0	0	4.284
401	06	95	00	Otros aportes legales por personal contratado	76.709	0	0	0	0	0	76.709
401	07	00	00	Asistencia socio-económica	209.760	0	0	0	0	0	209.760
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	209.760	0	0	0	0	0	209.760
401	08	00	00	Prestaciones sociales e indemnizaciones	516.626	0	0	0	0	0	516.626

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

ACCIÓN CENTRALIZADA: 640001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	17.852	0	0	0	0	0	17.852
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	498.774	0	0	0	0	0	498.774
				Totales	**10.462.999**	**0**	**0**	**0**	**0**	**0**	**10.462.999**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

ACCIÓN CENTRALIZADA: 640001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

ACCIÓN CENTRALIZADA: 640001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 640001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**10.462.999**	**0**	**0**	**0**	**0**	**0**	**10.462.999**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.958.015	0	0	0	0	0	3.958.015
401	01	12	00	Salarios a obreros en puestos no permanentes	237.300	0	0	0	0	0	237.300
401	01	18	00	Remuneraciones al personal contratado	3.598.099	0	0	0	0	0	3.598.099
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	122.616	0	0	0	0	0	122.616
401	03	00	00	Primas	2.031.735	0	0	0	0	0	2.031.735
401	03	02	00	Primas de transporte a empleados	1.824	0	0	0	0	0	1.824
401	03	04	00	Primas por hijos a empleados	3.648	0	0	0	0	0	3.648
401	03	08	00	Primas de profesionalización a empleados	24.523	0	0	0	0	0	24.523
401	03	09	00	Primas por antigüedad a empleados	16.416	0	0	0	0	0	16.416
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	42.916	0	0	0	0	0	42.916
401	03	37	00	Primas de transporte al personal contratado	160.505	0	0	0	0	0	160.505
401	03	40	00	Primas de profesionalización al personal contratado	404.010	0	0	0	0	0	404.010
401	03	41	00	Primas por antigüedad al personal contratado	588.240	0	0	0	0	0	588.240
401	03	96	00	Otras primas al personal contratado	789.653	0	0	0	0	0	789.653
401	04	00	00	Complementos de sueldos y salarios	1.276.040	0	0	0	0	0	1.276.040
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.276.040	0	0	0	0	0	1.276.040
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.911.451	0	0	0	0	0	1.911.451
401	05	07	00	Aguinaldos al personal contratado	1.196.349	0	0	0	0	0	1.196.349
401	05	08	00	Bono vacacional al personal contratado	655.922	0	0	0	0	0	655.922
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	35.704	0	0	0	0	0	35.704
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	23.476	0	0	0	0	0	23.476
401	06	00	00	Aportes patronales y legales	559.372	0	0	0	0	0	559.372
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.452	0	0	0	0	0	2.452
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	345.186	0	0	0	0	0	345.186
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	119.706	0	0	0	0	0	119.706
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	11.035	0	0	0	0	0	11.035
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	4.284	0	0	0	0	0	4.284

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

ACCIÓN CENTRALIZADA: 640001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 640001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	95	00	Otros aportes legales por personal contratado	76.709	0	0	0	0	0	76.709
401	07	00	00	Asistencia socio-económica	209.760	0	0	0	0	0	209.760
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	209.760	0	0	0	0	0	209.760
401	08	00	00	Prestaciones sociales e indemnizaciones	516.626	0	0	0	0	0	516.626
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	17.852	0	0	0	0	0	17.852
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	498.774	0	0	0	0	0	498.774
				Totales	**10.462.999**	**0**	**0**	**0**	**0**	**0**	**10.462.999**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **ACCIÓN CENTRALIZADA:** 640002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	0	30.000
402	03	00	00	Textiles y vestuarios	33.000	0	0	0	0	0	33.000
402	03	02	00	Prendas de vestir	31.000	0	0	0	0	0	31.000
402	03	99	00	Otros productos textiles y vestuarios	2.000	0	0	0	0	0	2.000
402	04	00	00	Productos de cuero y caucho	45.100	0	0	0	0	0	45.100
402	04	01	00	Cueros y pieles	9.000	0	0	0	0	0	9.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	15.000	0	0	0	0	0	15.000
402	04	03	00	Cauchos y tripas para vehículos	21.100	0	0	0	0	0	21.100
402	05	00	00	Productos de papel, cartón e impresos	52.500	0	0	0	0	0	52.500
402	05	02	00	Envases y cajas de papel y cartón	3.500	0	0	0	0	0	3.500
402	05	03	00	Productos de papel y cartón para oficina	40.000	0	0	0	0	0	40.000
402	05	05	00	Material de enseñanza	3.000	0	0	0	0	0	3.000
402	05	99	00	Otros productos de pulpa, papel y cartón	6.000	0	0	0	0	0	6.000
402	06	00	00	Productos químicos y derivados	29.300	0	0	0	0	0	29.300
402	06	04	00	Productos farmacéuticos y medicamentos	3.300	0	0	0	0	0	3.300
402	06	05	00	Productos de tocador	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	10.000	0	0	0	0	0	10.000
402	06	08	00	Productos plásticos	6.000	0	0	0	0	0	6.000
402	07	00	00	Productos minerales no metálicos	8.100	0	0	0	0	0	8.100
402	07	01	00	Productos de barro, loza y porcelana	2.400	0	0	0	0	0	2.400
402	07	02	00	Vidrios y productos de vidrio	2.000	0	0	0	0	0	2.000
402	07	99	00	Otros productos minerales no metálicos	3.700	0	0	0	0	0	3.700
402	08	00	00	Productos metálicos	14.000	0	0	0	0	0	14.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.000	0	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	86.000	0	0	0	0	0	86.000
402	10	02	00	Materiales y útiles de limpieza y aseo	14.500	0	0	0	0	0	14.500
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **ACCIÓN CENTRALIZADA:** 640002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	09	00	Especies timbradas y valores	4.000	0	0	0	0	0	4.000
402	10	11	00	Materiales eléctricos	2.000	0	0	0	0	0	2.000
402	10	12	00	Materiales para instalaciones sanitarias	2.000	0	0	0	0	0	2.000
402	10	13	00	Materiales fotográficos	5.000	0	0	0	0	0	5.000
402	10	99	00	Otros productos y útiles diversos	5.500	0	0	0	0	0	5.500
402	99	00	00	Otros materiales y suministros	2.000	0	0	0	0	0	2.000
402	99	01	00	Otros materiales y suministros	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**500.500**	**0**	**0**	**0**	**0**	**0**	**500.500**
403	01	00	00	Alquileres de inmuebles	75.000	0	0	0	0	0	75.000
403	01	01	00	Alquileres de edificios y locales	75.000	0	0	0	0	0	75.000
403	04	00	00	Servicios básicos	65.500	0	0	0	0	0	65.500
403	04	01	00	Electricidad	15.500	0	0	0	0	0	15.500
403	04	04	00	Teléfonos	30.000	0	0	0	0	0	30.000
403	04	07	00	Servicio de condominio	20.000	0	0	0	0	0	20.000
403	06	00	00	Servicios de transporte y almacenaje	14.000	0	0	0	0	0	14.000
403	06	03	00	Estacionamiento	10.000	0	0	0	0	0	10.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	4.000	0	0	0	0	0	4.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	80.000	0	0	0	0	0	80.000
403	07	01	00	Publicidad y propaganda	30.000	0	0	0	0	0	30.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	07	03	00	Relaciones sociales	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	11	00	Servicios para la elaboración y suministro de comida	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	216.000	0	0	0	0	0	216.000
403	18	01	00	Impuesto al valor agregado	216.000	0	0	0	0	0	216.000
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
404	04	00	00	Equipos de transporte, tracción y elevación	550.000	0	0	0	0	0	550.000
404	04	01	00	Vehículos automotores terrestres	550.000	0	0	0	0	0	550.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	450.000	0	0	0	0	0	450.000
404	09	01	00	Mobiliario y equipos de oficina	370.000	0	0	0	0	0	370.000
404	09	02	00	Equipos de computación	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **ACCIÓN CENTRALIZADA:** 640002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	20.000	0	0	0	0	0	20.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**34.430.924**	**0**	**0**	**0**	**0**	**0**	**34.430.924**
407	01	00	00	Transferencias y donaciones corrientes internas	34.430.924	0	0	0	0	0	34.430.924
407	01	02	00	Donaciones corrientes internas al sector privado	500.000	0	0	0	0	0	500.000
407	01	02	01	Donaciones corrientes a personas	500.000	0	0	0	0	0	500.000
407	01	03	00	Transferencias corrientes internas al sector público	33.930.924	0	0	0	0	0	33.930.924
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	33.930.924	0	0	0	0	0	33.930.924
				Totales	**36.231.424**	**0**	**0**	**0**	**0**	**0**	**36.231.424**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **ACCIÓN CENTRALIZADA:** 640002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**33.930.924**	**0**	**0**	**0**	**0**	**0**	**33.930.924**
407	01	00	00	Transferencias y donaciones corrientes internas	33.930.924	0	0	0	0	0	33.930.924
407	01	03	00	Transferencias corrientes internas al sector público	33.930.924	0	0	0	0	0	33.930.924
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	33.930.924	0	0	0	0	0	33.930.924
				- A0938 Instituto Nacional del Poder Popular de la Juventud	33.930.924	0	0	0	0	0	33.930.924
				Totales	**33.930.924**	**0**	**0**	**0**	**0**	**0**	**33.930.924**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

ACCIÓN CENTRALIZADA: 640002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 640002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	0	30.000
402	03	00	00	Textiles y vestuarios	33.000	0	0	0	0	0	33.000
402	03	02	00	Prendas de vestir	31.000	0	0	0	0	0	31.000
402	03	99	00	Otros productos textiles y vestuarios	2.000	0	0	0	0	0	2.000
402	04	00	00	Productos de cuero y caucho	45.100	0	0	0	0	0	45.100
402	04	01	00	Cueros y pieles	9.000	0	0	0	0	0	9.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	15.000	0	0	0	0	0	15.000
402	04	03	00	Cauchos y tripas para vehículos	21.100	0	0	0	0	0	21.100
402	05	00	00	Productos de papel, cartón e impresos	52.500	0	0	0	0	0	52.500
402	05	02	00	Envases y cajas de papel y cartón	3.500	0	0	0	0	0	3.500
402	05	03	00	Productos de papel y cartón para oficina	40.000	0	0	0	0	0	40.000
402	05	05	00	Material de enseñanza	3.000	0	0	0	0	0	3.000
402	05	99	00	Otros productos de pulpa, papel y cartón	6.000	0	0	0	0	0	6.000
402	06	00	00	Productos químicos y derivados	29.300	0	0	0	0	0	29.300
402	06	04	00	Productos farmacéuticos y medicamentos	3.300	0	0	0	0	0	3.300
402	06	05	00	Productos de tocador	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	10.000	0	0	0	0	0	10.000
402	06	08	00	Productos plásticos	6.000	0	0	0	0	0	6.000
402	07	00	00	Productos minerales no metálicos	8.100	0	0	0	0	0	8.100
402	07	01	00	Productos de barro, loza y porcelana	2.400	0	0	0	0	0	2.400
402	07	02	00	Vidrios y productos de vidrio	2.000	0	0	0	0	0	2.000
402	07	99	00	Otros productos minerales no metálicos	3.700	0	0	0	0	0	3.700
402	08	00	00	Productos metálicos	14.000	0	0	0	0	0	14.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.000	0	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	86.000	0	0	0	0	0	86.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

ACCIÓN CENTRALIZADA: 640002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 640002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	14.500	0	0	0	0	0	14.500
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	0	30.000
402	10	09	00	Especies timbradas y valores	4.000	0	0	0	0	0	4.000
402	10	11	00	Materiales eléctricos	2.000	0	0	0	0	0	2.000
402	10	12	00	Materiales para instalaciones sanitarias	2.000	0	0	0	0	0	2.000
402	10	13	00	Materiales fotográficos	5.000	0	0	0	0	0	5.000
402	10	99	00	Otros productos y útiles diversos	5.500	0	0	0	0	0	5.500
402	99	00	00	Otros materiales y suministros	2.000	0	0	0	0	0	2.000
402	99	01	00	Otros materiales y suministros	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**500.500**	**0**	**0**	**0**	**0**	**0**	**500.500**
403	01	00	00	Alquileres de inmuebles	75.000	0	0	0	0	0	75.000
403	01	01	00	Alquileres de edificios y locales	75.000	0	0	0	0	0	75.000
403	04	00	00	Servicios básicos	65.500	0	0	0	0	0	65.500
403	04	01	00	Electricidad	15.500	0	0	0	0	0	15.500
403	04	04	00	Teléfonos	30.000	0	0	0	0	0	30.000
403	04	07	00	Servicio de condominio	20.000	0	0	0	0	0	20.000
403	06	00	00	Servicios de transporte y almacenaje	14.000	0	0	0	0	0	14.000
403	06	03	00	Estacionamiento	10.000	0	0	0	0	0	10.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	4.000	0	0	0	0	0	4.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	80.000	0	0	0	0	0	80.000
403	07	01	00	Publicidad y propaganda	30.000	0	0	0	0	0	30.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	07	03	00	Relaciones sociales	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

ACCIÓN CENTRALIZADA: 640002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 640002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	11	00	Servicios para la elaboración y suministro de comida	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	216.000	0	0	0	0	0	216.000
403	18	01	00	Impuesto al valor agregado	216.000	0	0	0	0	0	216.000
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
404	04	00	00	Equipos de transporte, tracción y elevación	550.000	0	0	0	0	0	550.000
404	04	01	00	Vehículos automotores terrestres	550.000	0	0	0	0	0	550.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	450.000	0	0	0	0	0	450.000
404	09	01	00	Mobiliario y equipos de oficina	370.000	0	0	0	0	0	370.000
404	09	02	00	Equipos de computación	60.000	0	0	0	0	0	60.000
404	09	03	00	Mobiliario y equipos de alojamiento	20.000	0	0	0	0	0	20.000
				Totales	**1.800.500**	**0**	**0**	**0**	**0**	**0**	**1.800.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD **ACCIÓN CENTRALIZADA:** 640002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 640002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	500.000	0	0	0	0	0	500.000
407	01	02	00	Donaciones corrientes internas al sector privado	500.000	0	0	0	0	0	500.000
407	01	02	01	Donaciones corrientes a personas	500.000	0	0	0	0	0	500.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

ACCIÓN CENTRALIZADA: 640002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 640002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**33.930.924**	**0**	**0**	**0**	**0**	**0**	**33.930.924**
407	01	00	00	Transferencias y donaciones corrientes internas	33.930.924	0	0	0	0	0	33.930.924
407	01	03	00	Transferencias corrientes internas al sector público	33.930.924	0	0	0	0	0	33.930.924
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	33.930.924	0	0	0	0	0	33.930.924
				Totales	**33.930.924**	**0**	**0**	**0**	**0**	**0**	**33.930.924**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**627.155.989**	**0**	**0**	**0**	**0**	**0**	**627.155.989**
401	01	00	00	Sueldos, salarios y otras retribuciones	156.766.120	0	0	0	0	0	156.766.120
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	119.781.059	0	0	0	0	0	119.781.059
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	37.157	0	0	0	0	0	37.157
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	8.230.337	0	0	0	0	0	8.230.337
401	01	18	00	Remuneraciones al personal contratado	15.537.378	0	0	0	0	0	15.537.378
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.566.150	0	0	0	0	0	1.566.150
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.236	0	0	0	0	0	25.236
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.295.037	0	0	0	0	0	2.295.037
401	01	99	00	Otras retribuciones	9.293.766	0	0	0	0	0	9.293.766
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.513.350	0	0	0	0	0	1.513.350
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	1.192.800	0	0	0	0	0	1.192.800
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	320.550	0	0	0	0	0	320.550
401	03	00	00	Primas	122.326.015	0	0	0	0	0	122.326.015
401	03	01	00	Primas por mérito a empleados	1.000	0	0	0	0	0	1.000
401	03	02	00	Primas de transporte a empleados	10.712.600	0	0	0	0	0	10.712.600
401	03	03	00	Primas por hogar a empleados	16.684.143	0	0	0	0	0	16.684.143
401	03	04	00	Primas por hijos a empleados	21.979.912	0	0	0	0	0	21.979.912
401	03	08	00	Primas de profesionalización a empleados	13.450.964	0	0	0	0	0	13.450.964
401	03	09	00	Primas por antigüedad a empleados	1.834.099	0	0	0	0	0	1.834.099
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	38.175.397	0	0	0	0	0	38.175.397
401	03	17	00	Primas de transporte a obreros	267.000	0	0	0	0	0	267.000
401	03	18	00	Primas por hogar a obreros	531.600	0	0	0	0	0	531.600
401	03	19	00	Primas por hijos de obreros	534.000	0	0	0	0	0	534.000
401	03	21	00	Primas por antigüedad a obreros	130.185	0	0	0	0	0	130.185
401	03	31	00	Primas por riesgo al personal militar y de seguridad	5.715.308	0	0	0	0	0	5.715.308
401	03	37	00	Primas de transporte al personal contratado	499.200	0	0	0	0	0	499.200
401	03	38	00	Primas por hogar al personal contratado	998.400	0	0	0	0	0	998.400
401	03	39	00	Primas por hijos al personal contratado	998.400	0	0	0	0	0	998.400
401	03	47	00	Primas al personal de alto nivel y de dirección	410.747	0	0	0	0	0	410.747
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de	143.156	0	0	0	0	0	143.156

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				elección popular							
401	03	95	00	Otras primas al personal de alto nivel y de dirección	6.807.483	0	0	0	0	0	6.807.483
401	03	97	00	Otras primas a empleados	318.359	0	0	0	0	0	318.359
401	03	99	00	Otras primas al personal militar	2.134.062	0	0	0	0	0	2.134.062
401	04	00	00	Complementos de sueldos y salarios	82.240.641	0	0	0	0	0	82.240.641
401	04	08	00	Bono compensatorio de alimentación a empleados	66.922.560	0	0	0	0	0	66.922.560
401	04	18	00	Bono compensatorio de alimentación a obreros	1.284.180	0	0	0	0	0	1.284.180
401	04	26	00	Bono compensatorio de alimentación al personal contratado	11.381.760	0	0	0	0	0	11.381.760
401	04	45	00	Bonificación a altos funcionarios y altas funcionarias del poder público y de elección popular	8.526	0	0	0	0	0	8.526
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	13.680	0	0	0	0	0	13.680
401	04	50	00	Bonificación al personal de alto nivel y de dirección	1.152.495	0	0	0	0	0	1.152.495
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.477.440	0	0	0	0	0	1.477.440
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	99.779.401	0	0	0	0	0	99.779.401
401	05	01	00	Aguinaldos a empleados	66.473.598	0	0	0	0	0	66.473.598
401	05	03	00	Bono vacacional a empleados	20.784.458	0	0	0	0	0	20.784.458
401	05	04	00	Aguinaldos a obreros	5.006.667	0	0	0	0	0	5.006.667
401	05	06	00	Bono vacacional a obreros	119.306	0	0	0	0	0	119.306
401	05	07	00	Aguinaldos al personal contratado	1.522.032	0	0	0	0	0	1.522.032
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	73.614	0	0	0	0	0	73.614
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	29.446	0	0	0	0	0	29.446
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	4.121.627	0	0	0	0	0	4.121.627
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.648.653	0	0	0	0	0	1.648.653
401	06	00	00	Aportes patronales y legales	21.980.322	0	0	0	0	0	21.980.322
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.847.787	0	0	0	0	0	8.847.787
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.432.974	0	0	0	0	0	2.432.974
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.748.269	0	0	0	0	0	1.748.269
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	1.621.982	0	0	0	0	0	1.621.982
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	654.436	0	0	0	0	0	654.436
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	344.131	0	0	0	0	0	344.131
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	322.864	0	0	0	0	0	322.864

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	2.133.477	0	0	0	0	0	2.133.477
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.280.981	0	0	0	0	0	1.280.981
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	365.287	0	0	0	0	0	365.287
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	29.151	0	0	0	0	0	29.151
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	7.950	0	0	0	0	0	7.950
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	5.300	0	0	0	0	0	5.300
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.423.490	0	0	0	0	0	1.423.490
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	236.589	0	0	0	0	0	236.589
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	160.367	0	0	0	0	0	160.367
401	06	95	00	Otros aportes legales por personal contratado	365.287	0	0	0	0	0	365.287
401	07	00	00	Asistencia socio-económica	67.717.498	0	0	0	0	0	67.717.498
401	07	02	00	Becas a empleados	110.600	0	0	0	0	0	110.600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	23.250	0	0	0	0	0	23.250
401	07	05	00	Ayudas por defunción a empleados	16.433	0	0	0	0	0	16.433
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	36.304.442	0	0	0	0	0	36.304.442
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	8.017.865	0	0	0	0	0	8.017.865
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	189.440	0	0	0	0	0	189.440
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	711.000	0	0	0	0	0	711.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	236.800	0	0	0	0	0	236.800
401	07	19	00	Ayudas por matrimonio de obreros	7.180	0	0	0	0	0	7.180
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.385	0	0	0	0	0	5.385
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	57.440	0	0	0	0	0	57.440
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	5.236.724	0	0	0	0	0	5.236.724
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	13.937.167	0	0	0	0	0	13.937.167
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	39.752	0	0	0	0	0	39.752
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	7.133	0	0	0	0	0	7.133
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	613.468	0	0	0	0	0	613.468

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	2.203.419	0	0	0	0	0	2.203.419
401	08	00	00	Prestaciones sociales e indemnizaciones	74.832.642	0	0	0	0	0	74.832.642
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	65.496.938	0	0	0	0	0	65.496.938
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.084.486	0	0	0	0	0	2.084.486
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.473.302	0	0	0	0	0	2.473.302
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	83.839	0	0	0	0	0	83.839
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	4.694.077	0	0	0	0	0	4.694.077
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**309.079.798**	**0**	**0**	**0**	**0**	**0**	**309.079.798**
402	01	00	00	Productos alimenticios y agropecuarios	221.923.664	0	0	0	0	0	221.923.664
402	01	01	00	Alimentos y bebidas para personas	221.923.664	0	0	0	0	0	221.923.664
402	02	00	00	Productos de minas, canteras y yacimientos	72.983	0	0	0	0	0	72.983
402	02	05	00	Piedra, arcilla, arena y tierra	72.983	0	0	0	0	0	72.983
402	03	00	00	Textiles y vestuarios	8.191.789	0	0	0	0	0	8.191.789
402	03	01	00	Textiles	855.203	0	0	0	0	0	855.203
402	03	02	00	Prendas de vestir	7.313.535	0	0	0	0	0	7.313.535
402	03	03	00	Calzados	23.051	0	0	0	0	0	23.051
402	04	00	00	Productos de cuero y caucho	2.763.299	0	0	0	0	0	2.763.299
402	04	03	00	Cauchos y tripas para vehículos	2.763.299	0	0	0	0	0	2.763.299
402	05	00	00	Productos de papel, cartón e impresos	20.015.016	0	0	0	0	0	20.015.016
402	05	01	00	Pulpa de madera, papel y cartón	1.154.842	0	0	0	0	0	1.154.842
402	05	03	00	Productos de papel y cartón para oficina	18.731.604	0	0	0	0	0	18.731.604
402	05	04	00	Libros, revistas y periódicos	10.000	0	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	118.570	0	0	0	0	0	118.570
402	06	00	00	Productos químicos y derivados	7.410.006	0	0	0	0	0	7.410.006
402	06	01	00	Sustancias químicas y de uso industrial	76.000	0	0	0	0	0	76.000
402	06	02	00	Abonos, plaguicidas y otros	232.934	0	0	0	0	0	232.934
402	06	03	00	Tintas, pinturas y colorantes	242.584	0	0	0	0	0	242.584
402	06	04	00	Productos farmacéuticos y medicamentos	2.312.549	0	0	0	0	0	2.312.549
402	06	05	00	Productos de tocador	132.803	0	0	0	0	0	132.803
402	06	06	00	Combustibles y lubricantes	2.182.554	0	0	0	0	0	2.182.554
402	06	08	00	Productos plásticos	2.230.582	0	0	0	0	0	2.230.582

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	00	00	Productos minerales no metálicos	55.082	0	0	0	0	0	55.082
402	07	01	00	Productos de barro, loza y porcelana	17.799	0	0	0	0	0	17.799
402	07	04	00	Cemento, cal y yeso	37.283	0	0	0	0	0	37.283
402	08	00	00	Productos metálicos	20.161.639	0	0	0	0	0	20.161.639
402	08	01	00	Productos primarios de hierro y acero	212.864	0	0	0	0	0	212.864
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.128.054	0	0	0	0	0	6.128.054
402	08	05	00	Materiales de orden público, seguridad y defensa	12.114.142	0	0	0	0	0	12.114.142
402	08	08	00	Material de educación	27.749	0	0	0	0	0	27.749
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.678.830	0	0	0	0	0	1.678.830
402	09	00	00	Productos de madera	9.101	0	0	0	0	0	9.101
402	09	01	00	Productos primarios de madera	9.101	0	0	0	0	0	9.101
402	10	00	00	Productos varios y útiles diversos	28.224.624	0	0	0	0	0	28.224.624
402	10	01	00	Artículos de deporte, recreación y juguetes	1.120.806	0	0	0	0	0	1.120.806
402	10	02	00	Materiales y útiles de limpieza y aseo	11.314.032	0	0	0	0	0	11.314.032
402	10	03	00	Utensilios de cocina y comedor	1.637.704	0	0	0	0	0	1.637.704
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.008.516	0	0	0	0	0	2.008.516
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.955.710	0	0	0	0	0	8.955.710
402	10	06	00	Condecoraciones, ofrendas y similares	505.499	0	0	0	0	0	505.499
402	10	07	00	Productos de seguridad en el trabajo	22.904	0	0	0	0	0	22.904
402	10	08	00	Materiales para equipos de computación	1.388.038	0	0	0	0	0	1.388.038
402	10	11	00	Materiales eléctricos	1.193.043	0	0	0	0	0	1.193.043
402	10	12	00	Materiales para instalaciones sanitarias	58.947	0	0	0	0	0	58.947
402	10	99	00	Otros productos y útiles diversos	19.425	0	0	0	0	0	19.425
402	99	00	00	Otros materiales y suministros	252.595	0	0	0	0	0	252.595
402	99	01	00	Otros materiales y suministros	252.595	0	0	0	0	0	252.595
403	**00**	**00**	**00**	**Servicios no personales**	**113.695.653**	**0**	**0**	**0**	**0**	**0**	**113.695.653**
403	01	00	00	Alquileres de inmuebles	1.224.830	0	0	0	0	0	1.224.830
403	01	01	00	Alquileres de edificios y locales	1.224.830	0	0	0	0	0	1.224.830
403	02	00	00	Alquileres de maquinaria y equipos	2.925.000	0	0	0	0	0	2.925.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.925.000	0	0	0	0	0	2.925.000
403	03	00	00	Derechos sobre bienes intangibles	1.758.999	0	0	0	0	0	1.758.999

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	03	03	00	Paquetes y programas de computación	1.758.999	0	0	0	0	0	1.758.999
403	04	00	00	Servicios básicos	28.053.000	0	0	0	0	0	28.053.000
403	04	01	00	Electricidad	8.600.000	0	0	0	0	0	8.600.000
403	04	02	00	Gas	152.000	0	0	0	0	0	152.000
403	04	03	00	Agua	7.000.000	0	0	0	0	0	7.000.000
403	04	04	00	Teléfonos	10.400.000	0	0	0	0	0	10.400.000
403	04	05	00	Servicio de comunicaciones	1.000.000	0	0	0	0	0	1.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	651.000	0	0	0	0	0	651.000
403	04	07	00	Servicio de condominio	250.000	0	0	0	0	0	250.000
403	06	00	00	Servicios de transporte y almacenaje	541.008	0	0	0	0	0	541.008
403	06	03	00	Estacionamiento	1.008	0	0	0	0	0	1.008
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	540.000	0	0	0	0	0	540.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	589.284	0	0	0	0	0	589.284
403	07	02	00	Imprenta y reproducción	539.000	0	0	0	0	0	539.000
403	07	03	00	Relaciones sociales	48.484	0	0	0	0	0	48.484
403	07	04	00	Avisos	1.800	0	0	0	0	0	1.800
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	12.575.523	0	0	0	0	0	12.575.523
403	08	01	00	Primas y gastos de seguros	12.575.523	0	0	0	0	0	12.575.523
403	09	00	00	Viáticos y pasajes	3.038.561	0	0	0	0	0	3.038.561
403	09	01	00	Viáticos y pasajes dentro del país	2.628.761	0	0	0	0	0	2.628.761
403	09	02	00	Viáticos y pasajes fuera del país	409.800	0	0	0	0	0	409.800
403	10	00	00	Servicios profesionales y técnicos	4.984	0	0	0	0	0	4.984
403	10	02	00	Servicios de contabilidad y auditoría	1.000	0	0	0	0	0	1.000
403	10	09	00	Servicios de lavandería y tintorería	1.992	0	0	0	0	0	1.992
403	10	99	00	Otros servicios profesionales y técnicos	1.992	0	0	0	0	0	1.992
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.311.988	0	0	0	0	0	2.311.988
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	0	2.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	309.988	0	0	0	0	0	309.988
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.000	0	0	0	0	0	2.000
403	12	00	00	Conservación y reparaciones menores de obras	2.640.000	0	0	0	0	0	2.640.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.640.000	0	0	0	0	0	2.640.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.550.000	0	0	0	0	0	4.550.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.550.000	0	0	0	0	0	4.550.000
403	18	00	00	Impuestos indirectos	42.045.254	0	0	0	0	0	42.045.254
403	18	01	00	Impuesto al valor agregado	42.045.254	0	0	0	0	0	42.045.254
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	6.598.773	0	0	0	0	0	6.598.773
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	6.598.773	0	0	0	0	0	6.598.773
403	99	00	00	Otros servicios no personales	4.838.449	0	0	0	0	0	4.838.449
403	99	01	00	Otros servicios no personales	4.838.449	0	0	0	0	0	4.838.449
404	**00**	**00**	**00**	**Activos reales**	**192.637.130**	**0**	**0**	**0**	**0**	**0**	**192.637.130**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.475.931	0	0	0	0	0	1.475.931
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	432.791	0	0	0	0	0	432.791
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	40.760	0	0	0	0	0	40.760
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	984.380	0	0	0	0	0	984.380
404	03	05	00	Maquinaria y equipos industriales y de taller	18.000	0	0	0	0	0	18.000
404	04	00	00	Equipos de transporte, tracción y elevación	151.126.977	0	0	0	0	0	151.126.977
404	04	01	00	Vehículos automotores terrestres	151.115.197	0	0	0	0	0	151.115.197
404	04	05	00	Vehículos de tracción no motorizados	11.780	0	0	0	0	0	11.780
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.884.007	0	0	0	0	0	7.884.007
404	05	01	00	Equipos de telecomunicaciones	1.266.307	0	0	0	0	0	1.266.307
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	6.617.700	0	0	0	0	0	6.617.700
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.606.126	0	0	0	0	0	1.606.126
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.606.126	0	0	0	0	0	1.606.126
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	233.157	0	0	0	0	0	233.157
404	07	02	00	Equipos de enseñanza, deporte y recreación	48.397	0	0	0	0	0	48.397
404	07	06	00	Instrumentos musicales y equipos de audio	184.760	0	0	0	0	0	184.760
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	4.681.820	0	0	0	0	0	4.681.820
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	4.681.820	0	0	0	0	0	4.681.820
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	25.629.112	0	0	0	0	0	25.629.112
404	09	01	00	Mobiliario y equipos de oficina	1.158.910	0	0	0	0	0	1.158.910
404	09	02	00	Equipos de computación	12.325.736	0	0	0	0	0	12.325.736
404	09	03	00	Mobiliario y equipos de alojamiento	12.144.466	0	0	0	0	0	12.144.466

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**6.000.000**	**0**	**0**	**0**	**0**	**0**	**6.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	6.000.000	0	0	0	0	0	6.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	6.000.000	0	0	0	0	0	6.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**248.606.057**	**0**	**0**	**0**	**0**	**0**	**248.606.057**
407	01	00	00	Transferencias y donaciones corrientes internas	248.606.057	0	0	0	0	0	248.606.057
407	01	03	00	Transferencias corrientes internas al sector público	248.606.057	0	0	0	0	0	248.606.057
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	248.606.057	0	0	0	0	0	248.606.057
				Totales	**1.497.174.627**	**0**	**0**	**0**	**0**	**0**	**1.497.174.627**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116252 650020000 INTEGRACIÓN SOCIAL DEL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 1.200 **FEMENINO:** 400 **MASCULINO:** 800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**37.547.737**	**0**	**0**	**0**	**0**	**0**	**37.547.737**
401	01	00	00	Sueldos, salarios y otras retribuciones	11.919.145	0	0	0	0	0	11.919.145
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.811.491	0	0	0	0	0	7.811.491
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.114.718	0	0	0	0	0	1.114.718
401	01	18	00	Remuneraciones al personal contratado	674.466	0	0	0	0	0	674.466
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	463.196	0	0	0	0	0	463.196
401	01	99	00	Otras retribuciones	1.855.274	0	0	0	0	0	1.855.274
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	178.516	0	0	0	0	0	178.516
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	178.516	0	0	0	0	0	178.516
401	03	00	00	Primas	5.950.331	0	0	0	0	0	5.950.331
401	03	02	00	Primas de transporte a empleados	634.800	0	0	0	0	0	634.800
401	03	03	00	Primas por hogar a empleados	571.542	0	0	0	0	0	571.542
401	03	04	00	Primas por hijos a empleados	2.536.800	0	0	0	0	0	2.536.800
401	03	08	00	Primas de profesionalización a empleados	682.300	0	0	0	0	0	682.300
401	03	09	00	Primas por antigüedad a empleados	155.932	0	0	0	0	0	155.932
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	200.788	0	0	0	0	0	200.788
401	03	17	00	Primas de transporte a obreros	36.000	0	0	0	0	0	36.000
401	03	18	00	Primas por hogar a obreros	72.000	0	0	0	0	0	72.000
401	03	19	00	Primas por hijos de obreros	72.000	0	0	0	0	0	72.000
401	03	21	00	Primas por antigüedad a obreros	127.785	0	0	0	0	0	127.785
401	03	31	00	Primas por riesgo al personal militar y de seguridad	300.960	0	0	0	0	0	300.960
401	03	37	00	Primas de transporte al personal contratado	19.200	0	0	0	0	0	19.200
401	03	38	00	Primas por hogar al personal contratado	38.400	0	0	0	0	0	38.400
401	03	39	00	Primas por hijos al personal contratado	38.400	0	0	0	0	0	38.400
401	03	95	00	Otras primas al personal de alto nivel y de dirección	463.424	0	0	0	0	0	463.424
401	04	00	00	Complementos de sueldos y salarios	6.360.238	0	0	0	0	0	6.360.238
401	04	08	00	Bono compensatorio de alimentación a empleados	4.569.120	0	0	0	0	0	4.569.120
401	04	18	00	Bono compensatorio de alimentación a obreros	820.800	0	0	0	0	0	820.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	437.760	0	0	0	0	0	437.760

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116252 650020000 INTEGRACIÓN SOCIAL DEL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 1.200 **FEMENINO:** 400 **MASCULINO:** 800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	50	00	Bonificación al personal de alto nivel y de dirección	231.598	0	0	0	0	0	231.598
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	300.960	0	0	0	0	0	300.960
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.549.022	0	0	0	0	0	5.549.022
401	05	01	00	Aguinaldos a empleados	3.312.197	0	0	0	0	0	3.312.197
401	05	03	00	Bono vacacional a empleados	431.700	0	0	0	0	0	431.700
401	05	04	00	Aguinaldos a obreros	430.083	0	0	0	0	0	430.083
401	05	06	00	Bono vacacional a obreros	119.306	0	0	0	0	0	119.306
401	05	07	00	Aguinaldos al personal contratado	83.456	0	0	0	0	0	83.456
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	837.343	0	0	0	0	0	837.343
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	334.937	0	0	0	0	0	334.937
401	06	00	00	Aportes patronales y legales	748.641	0	0	0	0	0	748.641
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	171.283	0	0	0	0	0	171.283
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	46.714	0	0	0	0	0	46.714
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	31.144	0	0	0	0	0	31.144
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	21.144	0	0	0	0	0	21.144
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	96.710	0	0	0	0	0	96.710
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	20.029	0	0	0	0	0	20.029
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	331.588	0	0	0	0	0	331.588
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	10.000	0	0	0	0	0	10.000
401	06	95	00	Otros aportes legales por personal contratado	20.029	0	0	0	0	0	20.029
401	07	00	00	Asistencia socio-económica	2.462.859	0	0	0	0	0	2.462.859
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.770.543	0	0	0	0	0	1.770.543
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	240.151	0	0	0	0	0	240.151
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	452.165	0	0	0	0	0	452.165
401	08	00	00	Prestaciones sociales e indemnizaciones	4.378.985	0	0	0	0	0	4.378.985
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.836.048	0	0	0	0	0	2.836.048
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	453.682	0	0	0	0	0	453.682
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	135.615	0	0	0	0	0	135.615

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116252 650020000 INTEGRACIÓN SOCIAL DEL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 1.200 **FEMENINO:** 400 **MASCULINO:** 800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	953.640	0	0	0	0	0	953.640
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**28.517.826**	**0**	**0**	**0**	**0**	**0**	**28.517.826**
402	01	00	00	Productos alimenticios y agropecuarios	28.376.576	0	0	0	0	0	28.376.576
402	01	01	00	Alimentos y bebidas para personas	28.376.576	0	0	0	0	0	28.376.576
402	03	00	00	Textiles y vestuarios	90.000	0	0	0	0	0	90.000
402	03	02	00	Prendas de vestir	90.000	0	0	0	0	0	90.000
402	05	00	00	Productos de papel, cartón e impresos	28.250	0	0	0	0	0	28.250
402	05	01	00	Pulpa de madera, papel y cartón	25.000	0	0	0	0	0	25.000
402	05	03	00	Productos de papel y cartón para oficina	3.250	0	0	0	0	0	3.250
402	10	00	00	Productos varios y útiles diversos	23.000	0	0	0	0	0	23.000
402	10	02	00	Materiales y útiles de limpieza y aseo	20.000	0	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.000	0	0	0	0	0	3.000
403	**00**	**00**	**00**	**Servicios no personales**	**551.988**	**0**	**0**	**0**	**0**	**0**	**551.988**
403	09	00	00	Viáticos y pasajes	29.735	0	0	0	0	0	29.735
403	09	01	00	Viáticos y pasajes dentro del país	29.735	0	0	0	0	0	29.735
403	18	00	00	Impuestos indirectos	364.037	0	0	0	0	0	364.037
403	18	01	00	Impuesto al valor agregado	364.037	0	0	0	0	0	364.037
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	153.216	0	0	0	0	0	153.216
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	153.216	0	0	0	0	0	153.216
403	99	00	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
403	99	01	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
				Totales	**66.617.551**	**0**	**0**	**0**	**0**	**0**	**66.617.551**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116252 650020000 INTEGRACIÓN SOCIAL DEL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 1.200 **FEMENINO:** 400 **MASCULINO:** 800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116252 650020000 INTEGRACIÓN SOCIAL DEL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 1.200 **FEMENINO:** 400 **MASCULINO:** 800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 650020001 FORMAR INTEGRALMENTE AL ADOLESCENTE CON MEDIDA DE PRIVACIÓN DE LIBERTAD

UNIDAD DE MEDIDA: ADOLESCENTE FORMADO INTEGRALMENTE **META:** 1.200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROGRAMAS SOCIOEDUCATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.857.300**	**0**	**0**	**0**	**0**	0	**10.857.300**
402	01	00	00	Productos alimenticios y agropecuarios	10.800.000	0	0	0	0	0	10.800.000
402	01	01	00	Alimentos y bebidas para personas	10.800.000	0	0	0	0	0	10.800.000
402	03	00	00	Textiles y vestuarios	36.000	0	0	0	0	0	36.000
402	03	02	00	Prendas de vestir	36.000	0	0	0	0	0	36.000
402	05	00	00	Productos de papel, cartón e impresos	11.300	0	0	0	0	0	11.300
402	05	01	00	Pulpa de madera, papel y cartón	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	1.300	0	0	0	0	0	1.300
402	10	00	00	Productos varios y útiles diversos	10.000	0	0	0	0	0	10.000
402	10	02	00	Materiales y útiles de limpieza y aseo	8.000	0	0	0	0	0	8.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**154.442**	**0**	**0**	**0**	**0**	0	**154.442**
403	09	00	00	Viáticos y pasajes	11.894	0	0	0	0	0	11.894
403	09	01	00	Viáticos y pasajes dentro del país	11.894	0	0	0	0	0	11.894
403	18	00	00	Impuestos indirectos	140.548	0	0	0	0	0	140.548
403	18	01	00	Impuesto al valor agregado	140.548	0	0	0	0	0	140.548
403	99	00	00	Otros servicios no personales	2.000	0	0	0	0	0	2.000
403	99	01	00	Otros servicios no personales	2.000	0	0	0	0	0	2.000
				Totales	**11.011.742**	**0**	**0**	**0**	**0**	0	**11.011.742**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116252 650020000 INTEGRACIÓN SOCIAL DEL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 1.200 **FEMENINO:** 400 **MASCULINO:** 800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 650020002 JORNADAS DE ATENCIÓN MÉDICO-ODONTOLÓGICA

UNIDAD DE MEDIDA: JORNADA DE PROMOCIÓN Y DIVULGACIÓN **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASISTENCIA AL ADOLESCENTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.428.650**	**0**	**0**	**0**	**0**	0	**5.428.650**
402	01	00	00	Productos alimenticios y agropecuarios	5.400.000	0	0	0	0	0	5.400.000
402	01	01	00	Alimentos y bebidas para personas	5.400.000	0	0	0	0	0	5.400.000
402	03	00	00	Textiles y vestuarios	18.000	0	0	0	0	0	18.000
402	03	02	00	Prendas de vestir	18.000	0	0	0	0	0	18.000
402	05	00	00	Productos de papel, cartón e impresos	5.650	0	0	0	0	0	5.650
402	05	01	00	Pulpa de madera, papel y cartón	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	650	0	0	0	0	0	650
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	02	00	Materiales y útiles de limpieza y aseo	4.000	0	0	0	0	0	4.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000	0	0	0	0	0	1.000
403	**00**	**00**	**00**	**Servicios no personales**	**77.221**	**0**	**0**	**0**	**0**	0	**77.221**
403	09	00	00	Viáticos y pasajes	5.947	0	0	0	0	0	5.947
403	09	01	00	Viáticos y pasajes dentro del país	5.947	0	0	0	0	0	5.947
403	18	00	00	Impuestos indirectos	70.274	0	0	0	0	0	70.274
403	18	01	00	Impuesto al valor agregado	70.274	0	0	0	0	0	70.274
403	99	00	00	Otros servicios no personales	1.000	0	0	0	0	0	1.000
403	99	01	00	Otros servicios no personales	1.000	0	0	0	0	0	1.000
				Totales	**5.505.871**	**0**	**0**	**0**	**0**	0	**5.505.871**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116252 650020000 INTEGRACIÓN SOCIAL DEL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 1.200 **FEMENINO:** 400 **MASCULINO:** 800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 650020004 SEGUIMIENTO Y CONTROL DE LOS CENTROS DE FORMACIÓN INTEGRAL, EN LAS CINCO REGIONES DEL PAÍS

UNIDAD DE MEDIDA: INFORME **META:** 23.360

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**37.547.737**	**0**	**0**	**0**	**0**	0	**37.547.737**
401	01	00	00	Sueldos, salarios y otras retribuciones	11.919.145	0	0	0	0	0	11.919.145
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.811.491	0	0	0	0	0	7.811.491
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.114.718	0	0	0	0	0	1.114.718
401	01	18	00	Remuneraciones al personal contratado	674.466	0	0	0	0	0	674.466
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	463.196	0	0	0	0	0	463.196
401	01	99	00	Otras retribuciones	1.855.274	0	0	0	0	0	1.855.274
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	178.516	0	0	0	0	0	178.516
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	178.516	0	0	0	0	0	178.516
401	03	00	00	Primas	5.950.331	0	0	0	0	0	5.950.331
401	03	02	00	Primas de transporte a empleados	634.800	0	0	0	0	0	634.800
401	03	03	00	Primas por hogar a empleados	571.542	0	0	0	0	0	571.542
401	03	04	00	Primas por hijos a empleados	2.536.800	0	0	0	0	0	2.536.800
401	03	08	00	Primas de profesionalización a empleados	682.300	0	0	0	0	0	682.300
401	03	09	00	Primas por antigüedad a empleados	155.932	0	0	0	0	0	155.932
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	200.788	0	0	0	0	0	200.788
401	03	17	00	Primas de transporte a obreros	36.000	0	0	0	0	0	36.000
401	03	18	00	Primas por hogar a obreros	72.000	0	0	0	0	0	72.000
401	03	19	00	Primas por hijos de obreros	72.000	0	0	0	0	0	72.000
401	03	21	00	Primas por antigüedad a obreros	127.785	0	0	0	0	0	127.785
401	03	31	00	Primas por riesgo al personal militar y de seguridad	300.960	0	0	0	0	0	300.960
401	03	37	00	Primas de transporte al personal contratado	19.200	0	0	0	0	0	19.200
401	03	38	00	Primas por hogar al personal contratado	38.400	0	0	0	0	0	38.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116252 650020000 INTEGRACIÓN SOCIAL DEL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 1.200 **FEMENINO:** 400 **MASCULINO:** 800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 650020004 SEGUIMIENTO Y CONTROL DE LOS CENTROS DE FORMACIÓN INTEGRAL, EN LAS CINCO REGIONES DEL PAÍS

UNIDAD DE MEDIDA: INFORME **META:** 23.360

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	39	00	Primas por hijos al personal contratado	38.400	0	0	0	0	0	38.400
401	03	95	00	Otras primas al personal de alto nivel y de dirección	463.424	0	0	0	0	0	463.424
401	04	00	00	Complementos de sueldos y salarios	6.360.238	0	0	0	0	0	6.360.238
401	04	08	00	Bono compensatorio de alimentación a empleados	4.569.120	0	0	0	0	0	4.569.120
401	04	18	00	Bono compensatorio de alimentación a obreros	820.800	0	0	0	0	0	820.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	437.760	0	0	0	0	0	437.760
401	04	50	00	Bonificación al personal de alto nivel y de dirección	231.598	0	0	0	0	0	231.598
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	300.960	0	0	0	0	0	300.960
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.549.022	0	0	0	0	0	5.549.022
401	05	01	00	Aguinaldos a empleados	3.312.197	0	0	0	0	0	3.312.197
401	05	03	00	Bono vacacional a empleados	431.700	0	0	0	0	0	431.700
401	05	04	00	Aguinaldos a obreros	430.083	0	0	0	0	0	430.083
401	05	06	00	Bono vacacional a obreros	119.306	0	0	0	0	0	119.306
401	05	07	00	Aguinaldos al personal contratado	83.456	0	0	0	0	0	83.456
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	837.343	0	0	0	0	0	837.343
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	334.937	0	0	0	0	0	334.937
401	06	00	00	Aportes patronales y legales	748.641	0	0	0	0	0	748.641
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	171.283	0	0	0	0	0	171.283
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	46.714	0	0	0	0	0	46.714
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	31.144	0	0	0	0	0	31.144
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	21.144	0	0	0	0	0	21.144
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	96.710	0	0	0	0	0	96.710
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	20.029	0	0	0	0	0	20.029

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116252 650020000 INTEGRACIÓN SOCIAL DEL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 1.200 **FEMENINO:** 400 **MASCULINO:** 800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 650020004 SEGUIMIENTO Y CONTROL DE LOS CENTROS DE FORMACIÓN INTEGRAL, EN LAS CINCO REGIONES DEL PAÍS

UNIDAD DE MEDIDA: INFORME **META:** 23.360

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	331.588	0	0	0	0	0	331.588
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	10.000	0	0	0	0	0	10.000
401	06	95	00	Otros aportes legales por personal contratado	20.029	0	0	0	0	0	20.029
401	07	00	00	Asistencia socio-económica	2.462.859	0	0	0	0	0	2.462.859
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.770.543	0	0	0	0	0	1.770.543
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	240.151	0	0	0	0	0	240.151
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	452.165	0	0	0	0	0	452.165
401	08	00	00	Prestaciones sociales e indemnizaciones	4.378.985	0	0	0	0	0	4.378.985
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.836.048	0	0	0	0	0	2.836.048
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	453.682	0	0	0	0	0	453.682
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	135.615	0	0	0	0	0	135.615
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	953.640	0	0	0	0	0	953.640
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.231.876**	**0**	**0**	**0**	**0**	0	**12.231.876**
402	01	00	00	Productos alimenticios y agropecuarios	12.176.576	0	0	0	0	0	12.176.576
402	01	01	00	Alimentos y bebidas para personas	12.176.576	0	0	0	0	0	12.176.576
402	03	00	00	Textiles y vestuarios	36.000	0	0	0	0	0	36.000
402	03	02	00	Prendas de vestir	36.000	0	0	0	0	0	36.000
402	05	00	00	Productos de papel, cartón e impresos	11.300	0	0	0	0	0	11.300
402	05	01	00	Pulpa de madera, papel y cartón	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	1.300	0	0	0	0	0	1.300
402	10	00	00	Productos varios y útiles diversos	8.000	0	0	0	0	0	8.000
402	10	02	00	Materiales y útiles de limpieza y aseo	8.000	0	0	0	0	0	8.000
403	**00**	**00**	**00**	**Servicios no personales**	**320.325**	**0**	**0**	**0**	**0**	0	**320.325**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116252 650020000 INTEGRACIÓN SOCIAL DEL ADOLESCENTE QUE INCURRE EN LA COMISIÓN DE HECHOS PUNIBLES

OBJETIVO DEL PROYECTO: PROMOVER EL DESARROLLO DE ACTITUDES Y HABILIDADES DE LOS Y LAS ADOLESCENTES QUE SE ENCUENTRAN EN EL SISTEMA DE RESPONSABILIDAD PENAL, A TRAVÉS DEL PROGRAMA SOCIOEDUCATIVO, PARA LA REINSERCIÓN A LA FAMILIA Y LA SOCIEDAD

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 1.200 **FEMENINO:** 400 **MASCULINO:** 800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 650020004 SEGUIMIENTO Y CONTROL DE LOS CENTROS DE FORMACIÓN INTEGRAL, EN LAS CINCO REGIONES DEL PAÍS

UNIDAD DE MEDIDA: INFORME **META:** 23.360

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DEL SISTEMA DE RESPONSABILIDAD PENAL DEL ADOLESCENTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	11.894	0	0	0	0	0	11.894
403	09	01	00	Viáticos y pasajes dentro del país	11.894	0	0	0	0	0	11.894
403	18	00	00	Impuestos indirectos	153.215	0	0	0	0	0	153.215
403	18	01	00	Impuesto al valor agregado	153.215	0	0	0	0	0	153.215
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	153.216	0	0	0	0	0	153.216
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	153.216	0	0	0	0	0	153.216
403	99	00	00	Otros servicios no personales	2.000	0	0	0	0	0	2.000
403	99	01	00	Otros servicios no personales	2.000	0	0	0	0	0	2.000
				Totales	**50.099.938**	**0**	**0**	**0**	**0**	0	**50.099.938**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO

META: 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**349.153.420**	**0**	**0**	**0**	**0**	**0**	**349.153.420**
401	01	00	00	Sueldos, salarios y otras retribuciones	103.596.957	0	0	0	0	0	103.596.957
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	79.813.256	0	0	0	0	0	79.813.256
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	37.157	0	0	0	0	0	37.157
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	445.887	0	0	0	0	0	445.887
401	01	18	00	Remuneraciones al personal contratado	14.862.912	0	0	0	0	0	14.862.912
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.566.150	0	0	0	0	0	1.566.150
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	568.468	0	0	0	0	0	568.468
401	01	99	00	Otras retribuciones	6.303.127	0	0	0	0	0	6.303.127
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.201.439	0	0	0	0	0	1.201.439
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	1.192.800	0	0	0	0	0	1.192.800
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	8.639	0	0	0	0	0	8.639
401	03	00	00	Primas	62.195.732	0	0	0	0	0	62.195.732
401	03	02	00	Primas de transporte a empleados	9.402.800	0	0	0	0	0	9.402.800
401	03	03	00	Primas por hogar a empleados	14.762.601	0	0	0	0	0	14.762.601
401	03	04	00	Primas por hijos a empleados	18.093.112	0	0	0	0	0	18.093.112
401	03	08	00	Primas de profesionalización a empleados	8.161.797	0	0	0	0	0	8.161.797
401	03	09	00	Primas por antigüedad a empleados	1.037.325	0	0	0	0	0	1.037.325
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.387.931	0	0	0	0	0	2.387.931
401	03	17	00	Primas de transporte a obreros	15.600	0	0	0	0	0	15.600
401	03	18	00	Primas por hogar a obreros	28.800	0	0	0	0	0	28.800
401	03	19	00	Primas por hijos de obreros	31.200	0	0	0	0	0	31.200
401	03	21	00	Primas por antigüedad a obreros	2.400	0	0	0	0	0	2.400
401	03	31	00	Primas por riesgo al personal militar y de seguridad	1.602.188	0	0	0	0	0	1.602.188
401	03	37	00	Primas de transporte al personal contratado	480.000	0	0	0	0	0	480.000
401	03	38	00	Primas por hogar al personal contratado	960.000	0	0	0	0	0	960.000
401	03	39	00	Primas por hijos al personal contratado	960.000	0	0	0	0	0	960.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	3.959.898	0	0	0	0	0	3.959.898

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO

META: 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	97	00	Otras primas a empleados	310.080	0	0	0	0	0	310.080
401	04	00	00	Complementos de sueldos y salarios	58.916.714	0	0	0	0	0	58.916.714
401	04	08	00	Bono compensatorio de alimentación a empleados	46.977.120	0	0	0	0	0	46.977.120
401	04	18	00	Bono compensatorio de alimentación a obreros	355.680	0	0	0	0	0	355.680
401	04	26	00	Bono compensatorio de alimentación al personal contratado	10.944.000	0	0	0	0	0	10.944.000
401	04	50	00	Bonificación al personal de alto nivel y de dirección	284.234	0	0	0	0	0	284.234
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	355.680	0	0	0	0	0	355.680
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	55.260.030	0	0	0	0	0	55.260.030
401	05	01	00	Aguinaldos a empleados	40.818.493	0	0	0	0	0	40.818.493
401	05	03	00	Bono vacacional a empleados	11.415.597	0	0	0	0	0	11.415.597
401	05	04	00	Aguinaldos a obreros	142.421	0	0	0	0	0	142.421
401	05	07	00	Aguinaldos al personal contratado	1.438.576	0	0	0	0	0	1.438.576
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.032.102	0	0	0	0	0	1.032.102
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	412.841	0	0	0	0	0	412.841
401	06	00	00	Aportes patronales y legales	2.177.366	0	0	0	0	0	2.177.366
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	62.665	0	0	0	0	0	62.665
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	17.091	0	0	0	0	0	17.091
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	11.394	0	0	0	0	0	11.394
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	9.891	0	0	0	0	0	9.891
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.184.271	0	0	0	0	0	1.184.271
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	345.258	0	0	0	0	0	345.258
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	200.035	0	0	0	0	0	200.035
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	1.503	0	0	0	0	0	1.503
401	06	95	00	Otros aportes legales por personal contratado	345.258	0	0	0	0	0	345.258
401	07	00	00	Asistencia socio-económica	23.421.542	0	0	0	0	0	23.421.542
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	22.615.545	0	0	0	0	0	22.615.545
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	85.453	0	0	0	0	0	85.453
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	185.467	0	0	0	0	0	185.467

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO

META: 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	535.077	0	0	0	0	0	535.077
401	08	00	00	Prestaciones sociales e indemnizaciones	42.383.640	0	0	0	0	0	42.383.640
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	38.781.490	0	0	0	0	0	38.781.490
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	89.013	0	0	0	0	0	89.013
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.337.687	0	0	0	0	0	2.337.687
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.175.450	0	0	0	0	0	1.175.450
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**112.906.242**	**0**	**0**	**0**	**0**	**0**	**112.906.242**
402	01	00	00	Productos alimenticios y agropecuarios	30.962.088	0	0	0	0	0	30.962.088
402	01	01	00	Alimentos y bebidas para personas	30.962.088	0	0	0	0	0	30.962.088
402	02	00	00	Productos de minas, canteras y yacimientos	67.574	0	0	0	0	0	67.574
402	02	05	00	Piedra, arcilla, arena y tierra	67.574	0	0	0	0	0	67.574
402	03	00	00	Textiles y vestuarios	7.958.617	0	0	0	0	0	7.958.617
402	03	01	00	Textiles	767.581	0	0	0	0	0	767.581
402	03	02	00	Prendas de vestir	7.189.035	0	0	0	0	0	7.189.035
402	03	03	00	Calzados	2.001	0	0	0	0	0	2.001
402	04	00	00	Productos de cuero y caucho	2.500.499	0	0	0	0	0	2.500.499
402	04	03	00	Cauchos y tripas para vehículos	2.500.499	0	0	0	0	0	2.500.499
402	05	00	00	Productos de papel, cartón e impresos	18.930.698	0	0	0	0	0	18.930.698
402	05	01	00	Pulpa de madera, papel y cartón	895.592	0	0	0	0	0	895.592
402	05	03	00	Productos de papel y cartón para oficina	17.916.536	0	0	0	0	0	17.916.536
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	118.570	0	0	0	0	0	118.570
402	06	00	00	Productos químicos y derivados	5.678.398	0	0	0	0	0	5.678.398
402	06	01	00	Sustancias químicas y de uso industrial	76.000	0	0	0	0	0	76.000
402	06	02	00	Abonos, plaguicidas y otros	232.934	0	0	0	0	0	232.934
402	06	03	00	Tintas, pinturas y colorantes	15.434	0	0	0	0	0	15.434
402	06	04	00	Productos farmacéuticos y medicamentos	2.312.549	0	0	0	0	0	2.312.549
402	06	05	00	Productos de tocador	132.803	0	0	0	0	0	132.803
402	06	06	00	Combustibles y lubricantes	843.492	0	0	0	0	0	843.492
402	06	08	00	Productos plásticos	2.065.186	0	0	0	0	0	2.065.186

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO

META: 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	00	00	Productos minerales no metálicos	48.571	0	0	0	0	0	48.571
402	07	01	00	Productos de barro, loza y porcelana	17.799	0	0	0	0	0	17.799
402	07	04	00	Cemento, cal y yeso	30.772	0	0	0	0	0	30.772
402	08	00	00	Productos metálicos	19.811.917	0	0	0	0	0	19.811.917
402	08	01	00	Productos primarios de hierro y acero	204.979	0	0	0	0	0	204.979
402	08	03	00	Herramientas menores, cuchillería y articulos generales de ferretería	5.965.047	0	0	0	0	0	5.965.047
402	08	05	00	Materiales de orden público, seguridad y defensa	12.114.142	0	0	0	0	0	12.114.142
402	08	08	00	Material de educación	27.749	0	0	0	0	0	27.749
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.500.000	0	0	0	0	0	1.500.000
402	09	00	00	Productos de madera	9.101	0	0	0	0	0	9.101
402	09	01	00	Productos primarios de madera	9.101	0	0	0	0	0	9.101
402	10	00	00	Productos varios y útiles diversos	26.874.809	0	0	0	0	0	26.874.809
402	10	01	00	Artículos de deporte, recreación y juguetes	1.077.256	0	0	0	0	0	1.077.256
402	10	02	00	Materiales y útiles de limpieza y aseo	10.934.816	0	0	0	0	0	10.934.816
402	10	03	00	Utensilios de cocina y comedor	1.637.704	0	0	0	0	0	1.637.704
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.008.516	0	0	0	0	0	2.008.516
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.864.396	0	0	0	0	0	8.864.396
402	10	06	00	Condecoraciones, ofrendas y similares	505.499	0	0	0	0	0	505.499
402	10	07	00	Productos de seguridad en el trabajo	2.501	0	0	0	0	0	2.501
402	10	08	00	Materiales para equipos de computación	1.280.138	0	0	0	0	0	1.280.138
402	10	11	00	Materiales eléctricos	495.058	0	0	0	0	0	495.058
402	10	12	00	Materiales para instalaciones sanitarias	49.500	0	0	0	0	0	49.500
402	10	99	00	Otros productos y útiles diversos	19.425	0	0	0	0	0	19.425
402	99	00	00	Otros materiales y suministros	63.970	0	0	0	0	0	63.970
402	99	01	00	Otros materiales y suministros	63.970	0	0	0	0	0	63.970
403	**00**	**00**	**00**	**Servicios no personales**	**31.090.514**	**0**	**0**	**0**	**0**	**0**	**31.090.514**
403	03	00	00	Derechos sobre bienes intangibles	1.758.999	0	0	0	0	0	1.758.999
403	03	03	00	Paquetes y programas de computación	1.758.999	0	0	0	0	0	1.758.999
403	04	00	00	Servicios básicos	152.000	0	0	0	0	0	152.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO

META: 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	02	00	Gas	152.000	0	0	0	0	0	152.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	89.284	0	0	0	0	0	89.284
403	07	02	00	Imprenta y reproducción	39.000	0	0	0	0	0	39.000
403	07	03	00	Relaciones sociales	48.484	0	0	0	0	0	48.484
403	07	04	00	Avisos	1.800	0	0	0	0	0	1.800
403	09	00	00	Viáticos y pasajes	2.250.425	0	0	0	0	0	2.250.425
403	09	01	00	Viáticos y pasajes dentro del país	2.200.425	0	0	0	0	0	2.200.425
403	09	02	00	Viáticos y pasajes fuera del país	50.000	0	0	0	0	0	50.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.550.000	0	0	0	0	0	4.550.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.550.000	0	0	0	0	0	4.550.000
403	18	00	00	Impuestos indirectos	15.780.613	0	0	0	0	0	15.780.613
403	18	01	00	Impuesto al valor agregado	15.780.613	0	0	0	0	0	15.780.613
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	6.149.093	0	0	0	0	0	6.149.093
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	6.149.093	0	0	0	0	0	6.149.093
403	99	00	00	Otros servicios no personales	360.100	0	0	0	0	0	360.100
403	99	01	00	Otros servicios no personales	360.100	0	0	0	0	0	360.100
404	**00**	**00**	**00**	**Activos reales**	**38.022.019**	**0**	**0**	**0**	**0**	**0**	**38.022.019**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.125.931	0	0	0	0	0	1.125.931
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	82.791	0	0	0	0	0	82.791
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	40.760	0	0	0	0	0	40.760
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	984.380	0	0	0	0	0	984.380
404	03	05	00	Maquinaria y equipos industriales y de taller	18.000	0	0	0	0	0	18.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.944.376	0	0	0	0	0	1.944.376
404	04	01	00	Vehículos automotores terrestres	1.932.596	0	0	0	0	0	1.932.596
404	04	05	00	Vehículos de tracción no motorizados	11.780	0	0	0	0	0	11.780
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.221.507	0	0	0	0	0	7.221.507
404	05	01	00	Equipos de telecomunicaciones	1.266.307	0	0	0	0	0	1.266.307
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	5.955.200	0	0	0	0	0	5.955.200
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.606.126	0	0	0	0	0	1.606.126

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO

META: 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.606.126	0	0	0	0	0	1.606.126
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	233.157	0	0	0	0	0	233.157
404	07	02	00	Equipos de enseñanza, deporte y recreación	48.397	0	0	0	0	0	48.397
404	07	06	00	Instrumentos musicales y equipos de audio	184.760	0	0	0	0	0	184.760
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	4.681.820	0	0	0	0	0	4.681.820
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	4.681.820	0	0	0	0	0	4.681.820
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	21.209.102	0	0	0	0	0	21.209.102
404	09	01	00	Mobiliario y equipos de oficina	1.158.910	0	0	0	0	0	1.158.910
404	09	02	00	Equipos de computación	11.473.736	0	0	0	0	0	11.473.736
404	09	03	00	Mobiliario y equipos de alojamiento	8.576.456	0	0	0	0	0	8.576.456
				Totales	**531.172.195**	**0**	**0**	**0**	**0**	**0**	**531.172.195**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO

META: 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO

META: 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 650021001 ATENCIÓN MÉDICO, ODONTOLÓGICA A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO.

UNIDAD DE MEDIDA: CONSULTA

META: 105.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**41.056.815**	**0**	**0**	**0**	**0**	0	**41.056.815**
402	01	00	00	Productos alimenticios y agropecuarios	11.258.939	0	0	0	0	0	11.258.939
402	01	01	00	Alimentos y bebidas para personas	11.258.939	0	0	0	0	0	11.258.939
402	02	00	00	Productos de minas, canteras y yacimientos	24.573	0	0	0	0	0	24.573
402	02	05	00	Piedra, arcilla, arena y tierra	24.573	0	0	0	0	0	24.573
402	03	00	00	Textiles y vestuarios	2.894.043	0	0	0	0	0	2.894.043
402	03	01	00	Textiles	279.121	0	0	0	0	0	279.121
402	03	02	00	Prendas de vestir	2.614.195	0	0	0	0	0	2.614.195
402	03	03	00	Calzados	727	0	0	0	0	0	727
402	04	00	00	Productos de cuero y caucho	909.273	0	0	0	0	0	909.273
402	04	03	00	Cauchos y tripas para vehículos	909.273	0	0	0	0	0	909.273
402	05	00	00	Productos de papel, cartón e impresos	6.883.890	0	0	0	0	0	6.883.890
402	05	01	00	Pulpa de madera, papel y cartón	325.670	0	0	0	0	0	325.670
402	05	03	00	Productos de papel y cartón para oficina	6.515.104	0	0	0	0	0	6.515.104
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	43.116	0	0	0	0	0	43.116
402	06	00	00	Productos químicos y derivados	2.064.871	0	0	0	0	0	2.064.871
402	06	01	00	Sustancias químicas y de uso industrial	27.636	0	0	0	0	0	27.636
402	06	02	00	Abonos, plaguicidas y otros	84.703	0	0	0	0	0	84.703
402	06	03	00	Tintas, pinturas y colorantes	5.613	0	0	0	0	0	5.613
402	06	04	00	Productos farmacéuticos y medicamentos	840.926	0	0	0	0	0	840.926
402	06	05	00	Productos de tocador	48.292	0	0	0	0	0	48.292
402	06	06	00	Combustibles y lubricantes	306.724	0	0	0	0	0	306.724
402	06	08	00	Productos plásticos	750.977	0	0	0	0	0	750.977
402	07	00	00	Productos minerales no metálicos	17.663	0	0	0	0	0	17.663

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO **META:** 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 650021001 ATENCIÓN MÉDICO, ODONTOLÓGICA A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO.

UNIDAD DE MEDIDA: CONSULTA **META:** 105.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	01	00	Productos de barro, loza y porcelana	6.473	0	0	0	0	0	6.473
402	07	04	00	Cemento, cal y yeso	11.190	0	0	0	0	0	11.190
402	08	00	00	Productos metálicos	7.204.335	0	0	0	0	0	7.204.335
402	08	01	00	Productos primarios de hierro y acero	74.538	0	0	0	0	0	74.538
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.169.108	0	0	0	0	0	2.169.108
402	08	05	00	Materiales de orden público, seguridad y defensa	4.405.143	0	0	0	0	0	4.405.143
402	08	08	00	Material de educación	10.091	0	0	0	0	0	10.091
402	08	09	00	Repuestos y accesorios para equipos de transporte	545.455	0	0	0	0	0	545.455
402	09	00	00	Productos de madera	3.309	0	0	0	0	0	3.309
402	09	01	00	Productos primarios de madera	3.309	0	0	0	0	0	3.309
402	10	00	00	Productos varios y útiles diversos	9.772.657	0	0	0	0	0	9.772.657
402	10	01	00	Artículos de deporte, recreación y juguetes	391.729	0	0	0	0	0	391.729
402	10	02	00	Materiales y útiles de limpieza y aseo	3.976.297	0	0	0	0	0	3.976.297
402	10	03	00	Utensilios de cocina y comedor	595.528	0	0	0	0	0	595.528
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	730.369	0	0	0	0	0	730.369
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.223.417	0	0	0	0	0	3.223.417
402	10	06	00	Condecoraciones, ofrendas y similares	183.818	0	0	0	0	0	183.818
402	10	07	00	Productos de seguridad en el trabajo	909	0	0	0	0	0	909
402	10	08	00	Materiales para equipos de computación	465.505	0	0	0	0	0	465.505
402	10	11	00	Materiales eléctricos	180.021	0	0	0	0	0	180.021
402	10	12	00	Materiales para instalaciones sanitarias	18.000	0	0	0	0	0	18.000
402	10	99	00	Otros productos y útiles diversos	7.064	0	0	0	0	0	7.064
402	99	00	00	Otros materiales y suministros	23.262	0	0	0	0	0	23.262
402	99	01	00	Otros materiales y suministros	23.262	0	0	0	0	0	23.262

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO **META:** 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 650021001 ATENCIÓN MÉDICO, ODONTOLÓGICA A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO.

UNIDAD DE MEDIDA: CONSULTA **META:** 105.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.473.054**	**0**	**0**	**0**	**0**	0	**4.473.054**
403	03	00	00	Derechos sobre bienes intangibles	263.849	0	0	0	0	0	263.849
403	03	03	00	Paquetes y programas de computación	263.849	0	0	0	0	0	263.849
403	04	00	00	Servicios básicos	22.800	0	0	0	0	0	22.800
403	04	02	00	Gas	22.800	0	0	0	0	0	22.800
403	07	00	00	Servicios de información, impresión y relaciones públicas	13.393	0	0	0	0	0	13.393
403	07	02	00	Imprenta y reproducción	5.850	0	0	0	0	0	5.850
403	07	03	00	Relaciones sociales	7.273	0	0	0	0	0	7.273
403	07	04	00	Avisos	270	0	0	0	0	0	270
403	09	00	00	Viáticos y pasajes	337.564	0	0	0	0	0	337.564
403	09	01	00	Viáticos y pasajes dentro del país	330.064	0	0	0	0	0	330.064
403	09	02	00	Viáticos y pasajes fuera del país	7.500	0	0	0	0	0	7.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	682.500	0	0	0	0	0	682.500
403	16	01	00	Servicios de diversión, esparcimiento y culturales	682.500	0	0	0	0	0	682.500
403	18	00	00	Impuestos indirectos	2.346.731	0	0	0	0	0	2.346.731
403	18	01	00	Impuesto al valor agregado	2.346.731	0	0	0	0	0	2.346.731
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	752.202	0	0	0	0	0	752.202
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	752.202	0	0	0	0	0	752.202
403	99	00	00	Otros servicios no personales	54.015	0	0	0	0	0	54.015
403	99	01	00	Otros servicios no personales	54.015	0	0	0	0	0	54.015
404	**00**	**00**	**00**	**Activos reales**	**15.716.869**	**0**	**0**	**0**	**0**	0	**15.716.869**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	450.373	0	0	0	0	0	450.373
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	33.117	0	0	0	0	0	33.117
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	16.304	0	0	0	0	0	16.304

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO **META:** 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 650021001 ATENCIÓN MÉDICO, ODONTOLÓGICA A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO.

UNIDAD DE MEDIDA: CONSULTA **META:** 105.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ATENCIÓN INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	393.752	0	0	0	0	0	393.752
404	03	05	00	Maquinaria y equipos industriales y de taller	7.200	0	0	0	0	0	7.200
404	04	00	00	Equipos de transporte, tracción y elevación	777.750	0	0	0	0	0	777.750
404	04	01	00	Vehículos automotores terrestres	773.038	0	0	0	0	0	773.038
404	04	05	00	Vehículos de tracción no motorizados	4.712	0	0	0	0	0	4.712
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.888.603	0	0	0	0	0	2.888.603
404	05	01	00	Equipos de telecomunicaciones	506.523	0	0	0	0	0	506.523
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	2.382.080	0	0	0	0	0	2.382.080
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	642.450	0	0	0	0	0	642.450
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	642.450	0	0	0	0	0	642.450
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	93.263	0	0	0	0	0	93.263
404	07	02	00	Equipos de enseñanza, deporte y recreación	19.359	0	0	0	0	0	19.359
404	07	06	00	Instrumentos musicales y equipos de audio	73.904	0	0	0	0	0	73.904
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.872.728	0	0	0	0	0	1.872.728
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	1.872.728	0	0	0	0	0	1.872.728
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.991.702	0	0	0	0	0	8.991.702
404	09	01	00	Mobiliario y equipos de oficina	463.564	0	0	0	0	0	463.564
404	09	02	00	Equipos de computación	4.589.494	0	0	0	0	0	4.589.494
404	09	03	00	Mobiliario y equipos de alojamiento	3.938.644	0	0	0	0	0	3.938.644
				Totales	**61.246.738**	**0**	**0**	**0**	**0**	0	**61.246.738**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO **META:** 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 650021002 CLASIFICACIÓN, FORMACIÓN Y RECREACIÓN DE LOS PRIVADOS (AS) DE LIBERTAD Y RESIDENTES DEL SPV

UNIDAD DE MEDIDA: INTERNO **META:** 4.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE ATENCIÓN AL PRIVADO (A) DE LIBERTAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**30.792.611**	**0**	**0**	**0**	**0**	0	**30.792.611**
402	01	00	00	Productos alimenticios y agropecuarios	8.444.207	0	0	0	0	0	8.444.207
402	01	01	00	Alimentos y bebidas para personas	8.444.207	0	0	0	0	0	8.444.207
402	02	00	00	Productos de minas, canteras y yacimientos	18.429	0	0	0	0	0	18.429
402	02	05	00	Piedra, arcilla, arena y tierra	18.429	0	0	0	0	0	18.429
402	03	00	00	Textiles y vestuarios	2.170.532	0	0	0	0	0	2.170.532
402	03	01	00	Textiles	209.340	0	0	0	0	0	209.340
402	03	02	00	Prendas de vestir	1.960.646	0	0	0	0	0	1.960.646
402	03	03	00	Calzados	546	0	0	0	0	0	546
402	04	00	00	Productos de cuero y caucho	681.954	0	0	0	0	0	681.954
402	04	03	00	Cauchos y tripas para vehículos	681.954	0	0	0	0	0	681.954
402	05	00	00	Productos de papel, cartón e impresos	5.162.918	0	0	0	0	0	5.162.918
402	05	01	00	Pulpa de madera, papel y cartón	244.252	0	0	0	0	0	244.252
402	05	03	00	Productos de papel y cartón para oficina	4.886.328	0	0	0	0	0	4.886.328
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	32.338	0	0	0	0	0	32.338
402	06	00	00	Productos químicos y derivados	1.548.655	0	0	0	0	0	1.548.655
402	06	01	00	Sustancias químicas y de uso industrial	20.728	0	0	0	0	0	20.728
402	06	02	00	Abonos, plaguicidas y otros	63.527	0	0	0	0	0	63.527
402	06	03	00	Tintas, pinturas y colorantes	4.209	0	0	0	0	0	4.209
402	06	04	00	Productos farmacéuticos y medicamentos	630.697	0	0	0	0	0	630.697
402	06	05	00	Productos de tocador	36.219	0	0	0	0	0	36.219
402	06	06	00	Combustibles y lubricantes	230.042	0	0	0	0	0	230.042
402	06	08	00	Productos plásticos	563.233	0	0	0	0	0	563.233
402	07	00	00	Productos minerales no metálicos	13.246	0	0	0	0	0	13.246

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO **META:** 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 650021002 CLASIFICACIÓN, FORMACIÓN Y RECREACIÓN DE LOS PRIVADOS (AS) DE LIBERTAD Y RESIDENTES DEL SPV

UNIDAD DE MEDIDA: INTERNO **META:** 4.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE ATENCIÓN AL PRIVADO (A) DE LIBERTAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	01	00	Productos de barro, loza y porcelana	4.854	0	0	0	0	0	4.854
402	07	04	00	Cemento, cal y yeso	8.392	0	0	0	0	0	8.392
402	08	00	00	Productos metálicos	5.403.250	0	0	0	0	0	5.403.250
402	08	01	00	Productos primarios de hierro y acero	55.903	0	0	0	0	0	55.903
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.626.831	0	0	0	0	0	1.626.831
402	08	05	00	Materiales de orden público, seguridad y defensa	3.303.857	0	0	0	0	0	3.303.857
402	08	08	00	Material de educación	7.568	0	0	0	0	0	7.568
402	08	09	00	Repuestos y accesorios para equipos de transporte	409.091	0	0	0	0	0	409.091
402	09	00	00	Productos de madera	2.482	0	0	0	0	0	2.482
402	09	01	00	Productos primarios de madera	2.482	0	0	0	0	0	2.482
402	10	00	00	Productos varios y útiles diversos	7.329.492	0	0	0	0	0	7.329.492
402	10	01	00	Artículos de deporte, recreación y juguetes	293.797	0	0	0	0	0	293.797
402	10	02	00	Materiales y útiles de limpieza y aseo	2.982.223	0	0	0	0	0	2.982.223
402	10	03	00	Utensilios de cocina y comedor	446.646	0	0	0	0	0	446.646
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	547.777	0	0	0	0	0	547.777
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.417.563	0	0	0	0	0	2.417.563
402	10	06	00	Condecoraciones, ofrendas y similares	137.863	0	0	0	0	0	137.863
402	10	07	00	Productos de seguridad en el trabajo	682	0	0	0	0	0	682
402	10	08	00	Materiales para equipos de computación	349.129	0	0	0	0	0	349.129
402	10	11	00	Materiales eléctricos	135.015	0	0	0	0	0	135.015
402	10	12	00	Materiales para instalaciones sanitarias	13.500	0	0	0	0	0	13.500
402	10	99	00	Otros productos y útiles diversos	5.297	0	0	0	0	0	5.297
402	99	00	00	Otros materiales y suministros	17.446	0	0	0	0	0	17.446
402	99	01	00	Otros materiales y suministros	17.446	0	0	0	0	0	17.446

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO **META:** 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 650021002 CLASIFICACIÓN, FORMACIÓN Y RECREACIÓN DE LOS PRIVADOS (AS) DE LIBERTAD Y RESIDENTES DEL SPV

UNIDAD DE MEDIDA: INTERNO **META:** 4.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE ATENCIÓN AL PRIVADO (A) DE LIBERTAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**16.401.198**	**0**	**0**	**0**	**0**	0	**16.401.198**
403	03	00	00	Derechos sobre bienes intangibles	967.450	0	0	0	0	0	967.450
403	03	03	00	Paquetes y programas de computación	967.450	0	0	0	0	0	967.450
403	04	00	00	Servicios básicos	83.600	0	0	0	0	0	83.600
403	04	02	00	Gas	83.600	0	0	0	0	0	83.600
403	07	00	00	Servicios de información, impresión y relaciones públicas	49.106	0	0	0	0	0	49.106
403	07	02	00	Imprenta y reproducción	21.450	0	0	0	0	0	21.450
403	07	03	00	Relaciones sociales	26.666	0	0	0	0	0	26.666
403	07	04	00	Avisos	990	0	0	0	0	0	990
403	09	00	00	Viáticos y pasajes	1.237.734	0	0	0	0	0	1.237.734
403	09	01	00	Viáticos y pasajes dentro del país	1.210.234	0	0	0	0	0	1.210.234
403	09	02	00	Viáticos y pasajes fuera del país	27.500	0	0	0	0	0	27.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.502.500	0	0	0	0	0	2.502.500
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.502.500	0	0	0	0	0	2.502.500
403	18	00	00	Impuestos indirectos	8.604.680	0	0	0	0	0	8.604.680
403	18	01	00	Impuesto al valor agregado	8.604.680	0	0	0	0	0	8.604.680
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.758.073	0	0	0	0	0	2.758.073
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.758.073	0	0	0	0	0	2.758.073
403	99	00	00	Otros servicios no personales	198.055	0	0	0	0	0	198.055
403	99	01	00	Otros servicios no personales	198.055	0	0	0	0	0	198.055
				Totales	**47.193.809**	**0**	**0**	**0**	**0**	0	**47.193.809**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO **META:** 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 650021003 SEGURIDAD Y CUSTODIA EN LOS CENTROS PENITENCIARIOS Y EN OTROS CENTROS DE RECLUSIÓN

UNIDAD DE MEDIDA: REQUISA **META:** 6.572

RESPONSABLE/EJECUTOR: DG DE SEGURIDAD Y CUSTODIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.528.408**	**0**	**0**	**0**	**0**	0	**20.528.408**
402	01	00	00	Productos alimenticios y agropecuarios	5.629.471	0	0	0	0	0	5.629.471
402	01	01	00	Alimentos y bebidas para personas	5.629.471	0	0	0	0	0	5.629.471
402	02	00	00	Productos de minas, canteras y yacimientos	12.286	0	0	0	0	0	12.286
402	02	05	00	Piedra, arcilla, arena y tierra	12.286	0	0	0	0	0	12.286
402	03	00	00	Textiles y vestuarios	1.447.021	0	0	0	0	0	1.447.021
402	03	01	00	Textiles	139.560	0	0	0	0	0	139.560
402	03	02	00	Prendas de vestir	1.307.097	0	0	0	0	0	1.307.097
402	03	03	00	Calzados	364	0	0	0	0	0	364
402	04	00	00	Productos de cuero y caucho	454.636	0	0	0	0	0	454.636
402	04	03	00	Cauchos y tripas para vehículos	454.636	0	0	0	0	0	454.636
402	05	00	00	Productos de papel, cartón e impresos	3.441.945	0	0	0	0	0	3.441.945
402	05	01	00	Pulpa de madera, papel y cartón	162.835	0	0	0	0	0	162.835
402	05	03	00	Productos de papel y cartón para oficina	3.257.552	0	0	0	0	0	3.257.552
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	21.558	0	0	0	0	0	21.558
402	06	00	00	Productos químicos y derivados	1.032.435	0	0	0	0	0	1.032.435
402	06	01	00	Sustancias químicas y de uso industrial	13.818	0	0	0	0	0	13.818
402	06	02	00	Abonos, plaguicidas y otros	42.352	0	0	0	0	0	42.352
402	06	03	00	Tintas, pinturas y colorantes	2.806	0	0	0	0	0	2.806
402	06	04	00	Productos farmacéuticos y medicamentos	420.463	0	0	0	0	0	420.463
402	06	05	00	Productos de tocador	24.146	0	0	0	0	0	24.146
402	06	06	00	Combustibles y lubricantes	153.362	0	0	0	0	0	153.362
402	06	08	00	Productos plásticos	375.488	0	0	0	0	0	375.488
402	07	00	00	Productos minerales no metálicos	8.831	0	0	0	0	0	8.831

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO **META:** 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 650021003 SEGURIDAD Y CUSTODIA EN LOS CENTROS PENITENCIARIOS Y EN OTROS CENTROS DE RECLUSIÓN

UNIDAD DE MEDIDA: REQUISA **META:** 6.572

RESPONSABLE/EJECUTOR: DG DE SEGURIDAD Y CUSTODIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	01	00	Productos de barro, loza y porcelana	3.236	0	0	0	0	0	3.236
402	07	04	00	Cemento, cal y yeso	5.595	0	0	0	0	0	5.595
402	08	00	00	Productos metálicos	3.602.166	0	0	0	0	0	3.602.166
402	08	01	00	Productos primarios de hierro y acero	37.269	0	0	0	0	0	37.269
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.084.554	0	0	0	0	0	1.084.554
402	08	05	00	Materiales de orden público, seguridad y defensa	2.202.571	0	0	0	0	0	2.202.571
402	08	08	00	Material de educación	5.045	0	0	0	0	0	5.045
402	08	09	00	Repuestos y accesorios para equipos de transporte	272.727	0	0	0	0	0	272.727
402	09	00	00	Productos de madera	1.655	0	0	0	0	0	1.655
402	09	01	00	Productos primarios de madera	1.655	0	0	0	0	0	1.655
402	10	00	00	Productos varios y útiles diversos	4.886.331	0	0	0	0	0	4.886.331
402	10	01	00	Artículos de deporte, recreación y juguetes	195.865	0	0	0	0	0	195.865
402	10	02	00	Materiales y útiles de limpieza y aseo	1.988.148	0	0	0	0	0	1.988.148
402	10	03	00	Utensilios de cocina y comedor	297.766	0	0	0	0	0	297.766
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	365.185	0	0	0	0	0	365.185
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.611.708	0	0	0	0	0	1.611.708
402	10	06	00	Condecoraciones, ofrendas y similares	91.909	0	0	0	0	0	91.909
402	10	07	00	Productos de seguridad en el trabajo	455	0	0	0	0	0	455
402	10	08	00	Materiales para equipos de computación	232.752	0	0	0	0	0	232.752
402	10	11	00	Materiales eléctricos	90.011	0	0	0	0	0	90.011
402	10	12	00	Materiales para instalaciones sanitarias	9.000	0	0	0	0	0	9.000
402	10	99	00	Otros productos y útiles diversos	3.532	0	0	0	0	0	3.532
402	99	00	00	Otros materiales y suministros	11.631	0	0	0	0	0	11.631
402	99	01	00	Otros materiales y suministros	11.631	0	0	0	0	0	11.631

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO **META:** 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 650021003 SEGURIDAD Y CUSTODIA EN LOS CENTROS PENITENCIARIOS Y EN OTROS CENTROS DE RECLUSIÓN

UNIDAD DE MEDIDA: REQUISA **META:** 6.572

RESPONSABLE/EJECUTOR: DG DE SEGURIDAD Y CUSTODIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.982.036**	**0**	**0**	**0**	**0**	0	**2.982.036**
403	03	00	00	Derechos sobre bienes intangibles	175.900	0	0	0	0	0	175.900
403	03	03	00	Paquetes y programas de computación	175.900	0	0	0	0	0	175.900
403	04	00	00	Servicios básicos	15.200	0	0	0	0	0	15.200
403	04	02	00	Gas	15.200	0	0	0	0	0	15.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.929	0	0	0	0	0	8.929
403	07	02	00	Imprenta y reproducción	3.900	0	0	0	0	0	3.900
403	07	03	00	Relaciones sociales	4.849	0	0	0	0	0	4.849
403	07	04	00	Avisos	180	0	0	0	0	0	180
403	09	00	00	Viáticos y pasajes	225.042	0	0	0	0	0	225.042
403	09	01	00	Viáticos y pasajes dentro del país	220.042	0	0	0	0	0	220.042
403	09	02	00	Viáticos y pasajes fuera del país	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	455.000	0	0	0	0	0	455.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	455.000	0	0	0	0	0	455.000
403	18	00	00	Impuestos indirectos	1.564.487	0	0	0	0	0	1.564.487
403	18	01	00	Impuesto al valor agregado	1.564.487	0	0	0	0	0	1.564.487
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	501.468	0	0	0	0	0	501.468
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	501.468	0	0	0	0	0	501.468
403	99	00	00	Otros servicios no personales	36.010	0	0	0	0	0	36.010
403	99	01	00	Otros servicios no personales	36.010	0	0	0	0	0	36.010
404	**00**	**00**	**00**	**Activos reales**	**11.787.652**	**0**	**0**	**0**	**0**	0	**11.787.652**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	337.779	0	0	0	0	0	337.779
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	24.837	0	0	0	0	0	24.837
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	12.228	0	0	0	0	0	12.228

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO **META:** 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 650021003 SEGURIDAD Y CUSTODIA EN LOS CENTROS PENITENCIARIOS Y EN OTROS CENTROS DE RECLUSIÓN

UNIDAD DE MEDIDA: REQUISA **META:** 6.572

RESPONSABLE/EJECUTOR: DG DE SEGURIDAD Y CUSTODIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	295.314	0	0	0	0	0	295.314
404	03	05	00	Maquinaria y equipos industriales y de taller	5.400	0	0	0	0	0	5.400
404	04	00	00	Equipos de transporte, tracción y elevación	583.313	0	0	0	0	0	583.313
404	04	01	00	Vehículos automotores terrestres	579.779	0	0	0	0	0	579.779
404	04	05	00	Vehículos de tracción no motorizados	3.534	0	0	0	0	0	3.534
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.166.452	0	0	0	0	0	2.166.452
404	05	01	00	Equipos de telecomunicaciones	379.892	0	0	0	0	0	379.892
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	1.786.560	0	0	0	0	0	1.786.560
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	481.838	0	0	0	0	0	481.838
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	481.838	0	0	0	0	0	481.838
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	69.947	0	0	0	0	0	69.947
404	07	02	00	Equipos de enseñanza, deporte y recreación	14.519	0	0	0	0	0	14.519
404	07	06	00	Instrumentos musicales y equipos de audio	55.428	0	0	0	0	0	55.428
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.404.546	0	0	0	0	0	1.404.546
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	1.404.546	0	0	0	0	0	1.404.546
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.743.777	0	0	0	0	0	6.743.777
404	09	01	00	Mobiliario y equipos de oficina	347.673	0	0	0	0	0	347.673
404	09	02	00	Equipos de computación	3.442.121	0	0	0	0	0	3.442.121
404	09	03	00	Mobiliario y equipos de alojamiento	2.953.983	0	0	0	0	0	2.953.983
				Totales	**35.298.096**	**0**	**0**	**0**	**0**	0	**35.298.096**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO **META:** 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 650021004 SEGUIMIENTO Y CONTROL DE LOS ESTABLECIMIENTOS PENITENCIARIO, EN LAS CINCO REGIONES DEL PAÌS

UNIDAD DE MEDIDA: INFORME **META:** 31.390

RESPONSABLE/EJECUTOR: DG DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**349.153.420**	**0**	**0**	**0**	**0**	0	**349.153.420**
401	01	00	00	Sueldos, salarios y otras retribuciones	103.596.957	0	0	0	0	0	103.596.957
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	79.813.256	0	0	0	0	0	79.813.256
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	37.157	0	0	0	0	0	37.157
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	445.887	0	0	0	0	0	445.887
401	01	18	00	Remuneraciones al personal contratado	14.862.912	0	0	0	0	0	14.862.912
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.566.150	0	0	0	0	0	1.566.150
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	568.468	0	0	0	0	0	568.468
401	01	99	00	Otras retribuciones	6.303.127	0	0	0	0	0	6.303.127
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.201.439	0	0	0	0	0	1.201.439
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	1.192.800	0	0	0	0	0	1.192.800
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	8.639	0	0	0	0	0	8.639
401	03	00	00	Primas	62.195.732	0	0	0	0	0	62.195.732
401	03	02	00	Primas de transporte a empleados	9.402.800	0	0	0	0	0	9.402.800
401	03	03	00	Primas por hogar a empleados	14.762.601	0	0	0	0	0	14.762.601
401	03	04	00	Primas por hijos a empleados	18.093.112	0	0	0	0	0	18.093.112
401	03	08	00	Primas de profesionalización a empleados	8.161.797	0	0	0	0	0	8.161.797
401	03	09	00	Primas por antigüedad a empleados	1.037.325	0	0	0	0	0	1.037.325
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.387.931	0	0	0	0	0	2.387.931
401	03	17	00	Primas de transporte a obreros	15.600	0	0	0	0	0	15.600
401	03	18	00	Primas por hogar a obreros	28.800	0	0	0	0	0	28.800
401	03	19	00	Primas por hijos de obreros	31.200	0	0	0	0	0	31.200
401	03	21	00	Primas por antigüedad a obreros	2.400	0	0	0	0	0	2.400
401	03	31	00	Primas por riesgo al personal militar y de seguridad	1.602.188	0	0	0	0	0	1.602.188

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO **META:** 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 650021004 SEGUIMIENTO Y CONTROL DE LOS ESTABLECIMIENTOS PENITENCIARIO, EN LAS CINCO REGIONES DEL PAÌS

UNIDAD DE MEDIDA: INFORME **META:** 31.390

RESPONSABLE/EJECUTOR: DG DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	37	00	Primas de transporte al personal contratado	480.000	0	0	0	0	0	480.000
401	03	38	00	Primas por hogar al personal contratado	960.000	0	0	0	0	0	960.000
401	03	39	00	Primas por hijos al personal contratado	960.000	0	0	0	0	0	960.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	3.959.898	0	0	0	0	0	3.959.898
401	03	97	00	Otras primas a empleados	310.080	0	0	0	0	0	310.080
401	04	00	00	Complementos de sueldos y salarios	58.916.714	0	0	0	0	0	58.916.714
401	04	08	00	Bono compensatorio de alimentación a empleados	46.977.120	0	0	0	0	0	46.977.120
401	04	18	00	Bono compensatorio de alimentación a obreros	355.680	0	0	0	0	0	355.680
401	04	26	00	Bono compensatorio de alimentación al personal contratado	10.944.000	0	0	0	0	0	10.944.000
401	04	50	00	Bonificación al personal de alto nivel y de dirección	284.234	0	0	0	0	0	284.234
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	355.680	0	0	0	0	0	355.680
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	55.260.030	0	0	0	0	0	55.260.030
401	05	01	00	Aguinaldos a empleados	40.818.493	0	0	0	0	0	40.818.493
401	05	03	00	Bono vacacional a empleados	11.415.597	0	0	0	0	0	11.415.597
401	05	04	00	Aguinaldos a obreros	142.421	0	0	0	0	0	142.421
401	05	07	00	Aguinaldos al personal contratado	1.438.576	0	0	0	0	0	1.438.576
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.032.102	0	0	0	0	0	1.032.102
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	412.841	0	0	0	0	0	412.841
401	06	00	00	Aportes patronales y legales	2.177.366	0	0	0	0	0	2.177.366
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	62.665	0	0	0	0	0	62.665
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	17.091	0	0	0	0	0	17.091
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	11.394	0	0	0	0	0	11.394
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	9.891	0	0	0	0	0	9.891
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.184.271	0	0	0	0	0	1.184.271

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO **META:** 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 650021004 SEGUIMIENTO Y CONTROL DE LOS ESTABLECIMIENTOS PENITENCIARIO, EN LAS CINCO REGIONES DEL PAÌS

UNIDAD DE MEDIDA: INFORME **META:** 31.390

RESPONSABLE/EJECUTOR: DG DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	345.258	0	0	0	0	0	345.258
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	200.035	0	0	0	0	0	200.035
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	1.503	0	0	0	0	0	1.503
401	06	95	00	Otros aportes legales por personal contratado	345.258	0	0	0	0	0	345.258
401	07	00	00	Asistencia socio-económica	23.421.542	0	0	0	0	0	23.421.542
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	22.615.545	0	0	0	0	0	22.615.545
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	85.453	0	0	0	0	0	85.453
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	185.467	0	0	0	0	0	185.467
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	535.077	0	0	0	0	0	535.077
401	08	00	00	Prestaciones sociales e indemnizaciones	42.383.640	0	0	0	0	0	42.383.640
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	38.781.490	0	0	0	0	0	38.781.490
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	89.013	0	0	0	0	0	89.013
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.337.687	0	0	0	0	0	2.337.687
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.175.450	0	0	0	0	0	1.175.450
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.528.408**	**0**	**0**	**0**	**0**	0	**20.528.408**
402	01	00	00	Productos alimenticios y agropecuarios	5.629.471	0	0	0	0	0	5.629.471
402	01	01	00	Alimentos y bebidas para personas	5.629.471	0	0	0	0	0	5.629.471
402	02	00	00	Productos de minas, canteras y yacimientos	12.286	0	0	0	0	0	12.286
402	02	05	00	Piedra, arcilla, arena y tierra	12.286	0	0	0	0	0	12.286
402	03	00	00	Textiles y vestuarios	1.447.021	0	0	0	0	0	1.447.021
402	03	01	00	Textiles	139.560	0	0	0	0	0	139.560
402	03	02	00	Prendas de vestir	1.307.097	0	0	0	0	0	1.307.097
402	03	03	00	Calzados	364	0	0	0	0	0	364

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO **META:** 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 650021004 SEGUIMIENTO Y CONTROL DE LOS ESTABLECIMIENTOS PENITENCIARIO, EN LAS CINCO REGIONES DEL PAÌS

UNIDAD DE MEDIDA: INFORME **META:** 31.390

RESPONSABLE/EJECUTOR: DG DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	00	00	Productos de cuero y caucho	454.636	0	0	0	0	0	454.636
402	04	03	00	Cauchos y tripas para vehículos	454.636	0	0	0	0	0	454.636
402	05	00	00	Productos de papel, cartón e impresos	3.441.945	0	0	0	0	0	3.441.945
402	05	01	00	Pulpa de madera, papel y cartón	162.835	0	0	0	0	0	162.835
402	05	03	00	Productos de papel y cartón para oficina	3.257.552	0	0	0	0	0	3.257.552
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	21.558	0	0	0	0	0	21.558
402	06	00	00	Productos químicos y derivados	1.032.437	0	0	0	0	0	1.032.437
402	06	01	00	Sustancias químicas y de uso industrial	13.818	0	0	0	0	0	13.818
402	06	02	00	Abonos, plaguicidas y otros	42.352	0	0	0	0	0	42.352
402	06	03	00	Tintas, pinturas y colorantes	2.806	0	0	0	0	0	2.806
402	06	04	00	Productos farmacéuticos y medicamentos	420.463	0	0	0	0	0	420.463
402	06	05	00	Productos de tocador	24.146	0	0	0	0	0	24.146
402	06	06	00	Combustibles y lubricantes	153.364	0	0	0	0	0	153.364
402	06	08	00	Productos plásticos	375.488	0	0	0	0	0	375.488
402	07	00	00	Productos minerales no metálicos	8.831	0	0	0	0	0	8.831
402	07	01	00	Productos de barro, loza y porcelana	3.236	0	0	0	0	0	3.236
402	07	04	00	Cemento, cal y yeso	5.595	0	0	0	0	0	5.595
402	08	00	00	Productos metálicos	3.602.166	0	0	0	0	0	3.602.166
402	08	01	00	Productos primarios de hierro y acero	37.269	0	0	0	0	0	37.269
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.084.554	0	0	0	0	0	1.084.554
402	08	05	00	Materiales de orden público, seguridad y defensa	2.202.571	0	0	0	0	0	2.202.571
402	08	08	00	Material de educación	5.045	0	0	0	0	0	5.045
402	08	09	00	Repuestos y accesorios para equipos de transporte	272.727	0	0	0	0	0	272.727
402	09	00	00	Productos de madera	1.655	0	0	0	0	0	1.655

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO **META:** 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 650021004 SEGUIMIENTO Y CONTROL DE LOS ESTABLECIMIENTOS PENITENCIARIO, EN LAS CINCO REGIONES DEL PAÌS

UNIDAD DE MEDIDA: INFORME **META:** 31.390

RESPONSABLE/EJECUTOR: DG DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	01	00	Productos primarios de madera	1.655	0	0	0	0	0	1.655
402	10	00	00	Productos varios y útiles diversos	4.886.329	0	0	0	0	0	4.886.329
402	10	01	00	Artículos de deporte, recreación y juguetes	195.865	0	0	0	0	0	195.865
402	10	02	00	Materiales y útiles de limpieza y aseo	1.988.148	0	0	0	0	0	1.988.148
402	10	03	00	Utensilios de cocina y comedor	297.764	0	0	0	0	0	297.764
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	365.185	0	0	0	0	0	365.185
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.611.708	0	0	0	0	0	1.611.708
402	10	06	00	Condecoraciones, ofrendas y similares	91.909	0	0	0	0	0	91.909
402	10	07	00	Productos de seguridad en el trabajo	455	0	0	0	0	0	455
402	10	08	00	Materiales para equipos de computación	232.752	0	0	0	0	0	232.752
402	10	11	00	Materiales eléctricos	90.011	0	0	0	0	0	90.011
402	10	12	00	Materiales para instalaciones sanitarias	9.000	0	0	0	0	0	9.000
402	10	99	00	Otros productos y útiles diversos	3.532	0	0	0	0	0	3.532
402	99	00	00	Otros materiales y suministros	11.631	0	0	0	0	0	11.631
402	99	01	00	Otros materiales y suministros	11.631	0	0	0	0	0	11.631
403	**00**	**00**	**00**	**Servicios no personales**	**7.234.226**	**0**	**0**	**0**	**0**	0	**7.234.226**
403	03	00	00	Derechos sobre bienes intangibles	351.800	0	0	0	0	0	351.800
403	03	03	00	Paquetes y programas de computación	351.800	0	0	0	0	0	351.800
403	04	00	00	Servicios básicos	30.400	0	0	0	0	0	30.400
403	04	02	00	Gas	30.400	0	0	0	0	0	30.400
403	07	00	00	Servicios de información, impresión y relaciones públicas	17.856	0	0	0	0	0	17.856
403	07	02	00	Imprenta y reproducción	7.800	0	0	0	0	0	7.800
403	07	03	00	Relaciones sociales	9.696	0	0	0	0	0	9.696
403	07	04	00	Avisos	360	0	0	0	0	0	360

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO **META:** 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 650021004 SEGUIMIENTO Y CONTROL DE LOS ESTABLECIMIENTOS PENITENCIARIO, EN LAS CINCO REGIONES DEL PAÌS

UNIDAD DE MEDIDA: INFORME **META:** 31.390

RESPONSABLE/EJECUTOR: DG DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	450.085	0	0	0	0	0	450.085
403	09	01	00	Viáticos y pasajes dentro del país	440.085	0	0	0	0	0	440.085
403	09	02	00	Viáticos y pasajes fuera del pais	10.000	0	0	0	0	0	10.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	910.000	0	0	0	0	0	910.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	910.000	0	0	0	0	0	910.000
403	18	00	00	Impuestos indirectos	3.264.715	0	0	0	0	0	3.264.715
403	18	01	00	Impuesto al valor agregado	3.264.715	0	0	0	0	0	3.264.715
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.137.350	0	0	0	0	0	2.137.350
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.137.350	0	0	0	0	0	2.137.350
403	99	00	00	Otros servicios no personales	72.020	0	0	0	0	0	72.020
403	99	01	00	Otros servicios no personales	72.020	0	0	0	0	0	72.020
404	**00**	**00**	**00**	**Activos reales**	**10.517.498**	**0**	**0**	**0**	**0**	0	**10.517.498**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	337.779	0	0	0	0	0	337.779
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	24.837	0	0	0	0	0	24.837
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	12.228	0	0	0	0	0	12.228
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	295.314	0	0	0	0	0	295.314
404	03	05	00	Maquinaria y equipos industriales y de taller	5.400	0	0	0	0	0	5.400
404	04	00	00	Equipos de transporte, tracción y elevación	583.313	0	0	0	0	0	583.313
404	04	01	00	Vehículos automotores terrestres	579.779	0	0	0	0	0	579.779
404	04	05	00	Vehículos de tracción no motorizados	3.534	0	0	0	0	0	3.534
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.166.452	0	0	0	0	0	2.166.452
404	05	01	00	Equipos de telecomunicaciones	379.892	0	0	0	0	0	379.892
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	1.786.560	0	0	0	0	0	1.786.560
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	481.838	0	0	0	0	0	481.838

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 116234 650021000 ATENCION INTEGRAL A LOS PRIVADOS Y PRIVADAS DE LIBERTAD Y RESIDENTES DEL SISTEMA PENITENCIARIO VENEZOLANO

OBJETIVO DEL PROYECTO: HUMANIZACIÓN DEL SISTEMA PENITENCIARIO

UNIDAD DE MEDIDA: SERVICIO **META:** 110.980

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 650021004 SEGUIMIENTO Y CONTROL DE LOS ESTABLECIMIENTOS PENITENCIARIO, EN LAS CINCO REGIONES DEL PAÌS

UNIDAD DE MEDIDA: INFORME **META:** 31.390

RESPONSABLE/EJECUTOR: DG DE REGIONES DE ESTABLECIMIENTOS DEL SISTEMA PENITENCIARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	481.838	0	0	0	0	0	481.838
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	69.947	0	0	0	0	0	69.947
404	07	02	00	Equipos de enseñanza, deporte y recreación	14.519	0	0	0	0	0	14.519
404	07	06	00	Instrumentos musicales y equipos de audio	55.428	0	0	0	0	0	55.428
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.404.546	0	0	0	0	0	1.404.546
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	1.404.546	0	0	0	0	0	1.404.546
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.473.623	0	0	0	0	0	5.473.623
404	09	01	00	Mobiliario y equipos de oficina	347.673	0	0	0	0	0	347.673
404	09	02	00	Equipos de computación	3.442.121	0	0	0	0	0	3.442.121
404	09	03	00	Mobiliario y equipos de alojamiento	1.683.829	0	0	0	0	0	1.683.829
				Totales	**387.433.552**	**0**	**0**	**0**	**0**	0	**387.433.552**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 659999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR

META: 206.753.116

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**206.753.116**	**0**	**0**	**0**	**0**	**0**	**206.753.116**
407	01	00	00	Transferencias y donaciones corrientes internas	206.753.116	0	0	0	0	0	206.753.116
407	01	03	00	Transferencias corrientes internas al sector público	206.753.116	0	0	0	0	0	206.753.116
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	206.753.116	0	0	0	0	0	206.753.116
				Totales	**206.753.116**	**0**	**0**	**0**	**0**	**0**	**206.753.116**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 659999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR

META: 206.753.116

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**206.753.116**	**0**	**0**	**0**	**0**	**0**	**206.753.116**
407	01	00	00	Transferencias y donaciones corrientes internas	206.753.116	0	0	0	0	0	206.753.116
407	01	03	00	Transferencias corrientes internas al sector público	206.753.116	0	0	0	0	0	206.753.116
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	206.753.116	0	0	0	0	0	206.753.116
				- A0003 Instituto Autónomo Caja de Trabajo Penitenciario	29.384.850	0	0	0	0	0	29.384.850
				- A0118 Fondo Nacional para Edificaciones Penitenciarias (FONEP)	177.368.266	0	0	0	0	0	177.368.266
				Totales	**206.753.116**	**0**	**0**	**0**	**0**	**0**	**206.753.116**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 659999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR

META: 206.753.116

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 659999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO AUTÓNOMO CAJA DE TRABAJO PENITENCIARIO

UNIDAD DE MEDIDA: BOLÍVAR

META: 29.384.850

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**29.384.850**	**0**	**0**	**0**	**0**	0	**29.384.850**
407	01	00	00	Transferencias y donaciones corrientes internas	29.384.850	0	0	0	0	0	29.384.850
407	01	03	00	Transferencias corrientes internas al sector público	29.384.850	0	0	0	0	0	29.384.850
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	29.384.850	0	0	0	0	0	29.384.850
				Totales	**29.384.850**	**0**	**0**	**0**	**0**	0	**29.384.850**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

PROYECTO: 659999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 206.753.116

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 659999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FONDO NACIONAL PARA EDIFICACIONES PENITENCIARIAS (FONEP)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 177.368.266

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y FINANZAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**177.368.266**	**0**	**0**	**0**	**0**	0	**177.368.266**
407	01	00	00	Transferencias y donaciones corrientes internas	177.368.266	0	0	0	0	0	177.368.266
407	01	03	00	Transferencias corrientes internas al sector público	177.368.266	0	0	0	0	0	177.368.266
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	177.368.266	0	0	0	0	0	177.368.266
				Totales	**177.368.266**	**0**	**0**	**0**	**0**	0	**177.368.266**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**240.454.832**	**0**	**0**	**0**	**0**	**0**	**240.454.832**
401	01	00	00	Sueldos, salarios y otras retribuciones	41.250.018	0	0	0	0	0	41.250.018
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	32.156.312	0	0	0	0	0	32.156.312
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.669.732	0	0	0	0	0	6.669.732
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.236	0	0	0	0	0	25.236
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.263.373	0	0	0	0	0	1.263.373
401	01	99	00	Otras retribuciones	1.135.365	0	0	0	0	0	1.135.365
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	133.395	0	0	0	0	0	133.395
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	133.395	0	0	0	0	0	133.395
401	03	00	00	Primas	54.179.952	0	0	0	0	0	54.179.952
401	03	01	00	Primas por mérito a empleados	1.000	0	0	0	0	0	1.000
401	03	02	00	Primas de transporte a empleados	675.000	0	0	0	0	0	675.000
401	03	03	00	Primas por hogar a empleados	1.350.000	0	0	0	0	0	1.350.000
401	03	04	00	Primas por hijos a empleados	1.350.000	0	0	0	0	0	1.350.000
401	03	08	00	Primas de profesionalización a empleados	4.606.867	0	0	0	0	0	4.606.867
401	03	09	00	Primas por antigüedad a empleados	640.842	0	0	0	0	0	640.842
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	35.586.678	0	0	0	0	0	35.586.678
401	03	17	00	Primas de transporte a obreros	215.400	0	0	0	0	0	215.400
401	03	18	00	Primas por hogar a obreros	430.800	0	0	0	0	0	430.800
401	03	19	00	Primas por hijos de obreros	430.800	0	0	0	0	0	430.800
401	03	31	00	Primas por riesgo al personal militar y de seguridad	3.812.160	0	0	0	0	0	3.812.160
401	03	47	00	Primas al personal de alto nivel y de dirección	410.747	0	0	0	0	0	410.747
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	143.156	0	0	0	0	0	143.156
401	03	95	00	Otras primas al personal de alto nivel y de dirección	2.384.161	0	0	0	0	0	2.384.161
401	03	97	00	Otras primas a empleados	8.279	0	0	0	0	0	8.279
401	03	99	00	Otras primas al personal militar	2.134.062	0	0	0	0	0	2.134.062
401	04	00	00	Complementos de sueldos y salarios	16.963.689	0	0	0	0	0	16.963.689
401	04	08	00	Bono compensatorio de alimentación a empleados	15.376.320	0	0	0	0	0	15.376.320
401	04	18	00	Bono compensatorio de alimentación a obreros	107.700	0	0	0	0	0	107.700
401	04	45	00	Bonificación a altos funcionarios y altas funcionarias del poder público y de elección popular	8.526	0	0	0	0	0	8.526
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	13.680	0	0	0	0	0	13.680
401	04	50	00	Bonificación al personal de alto nivel y de dirección	636.663	0	0	0	0	0	636.663

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	820.800	0	0	0	0	0	820.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	38.970.349	0	0	0	0	0	38.970.349
401	05	01	00	Aguinaldos a empleados	22.342.908	0	0	0	0	0	22.342.908
401	05	03	00	Bono vacacional a empleados	8.937.161	0	0	0	0	0	8.937.161
401	05	04	00	Aguinaldos a obreros	4.434.163	0	0	0	0	0	4.434.163
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	73.614	0	0	0	0	0	73.614
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	29.446	0	0	0	0	0	29.446
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.252.182	0	0	0	0	0	2.252.182
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	900.875	0	0	0	0	0	900.875
401	06	00	00	Aportes patronales y legales	19.054.315	0	0	0	0	0	19.054.315
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.847.787	0	0	0	0	0	8.847.787
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.432.974	0	0	0	0	0	2.432.974
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.748.269	0	0	0	0	0	1.748.269
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	1.621.982	0	0	0	0	0	1.621.982
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	420.488	0	0	0	0	0	420.488
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	280.326	0	0	0	0	0	280.326
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	280.326	0	0	0	0	0	280.326
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	2.102.442	0	0	0	0	0	2.102.442
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	29.151	0	0	0	0	0	29.151
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	7.950	0	0	0	0	0	7.950
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	5.300	0	0	0	0	0	5.300
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	891.867	0	0	0	0	0	891.867
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	236.589	0	0	0	0	0	236.589
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	148.864	0	0	0	0	0	148.864
401	07	00	00	Asistencia socio-económica	41.833.097	0	0	0	0	0	41.833.097
401	07	02	00	Becas a empleados	110.600	0	0	0	0	0	110.600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	23.250	0	0	0	0	0	23.250
401	07	05	00	Ayudas por defunción a empleados	16.433	0	0	0	0	0	16.433
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	11.918.354	0	0	0	0	0	11.918.354
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	8.017.865	0	0	0	0	0	8.017.865

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	189.440	0	0	0	0	0	189.440
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	711.000	0	0	0	0	0	711.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	236.800	0	0	0	0	0	236.800
401	07	19	00	Ayudas por matrimonio de obreros	7.180	0	0	0	0	0	7.180
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.385	0	0	0	0	0	5.385
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	57.440	0	0	0	0	0	57.440
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	4.911.120	0	0	0	0	0	4.911.120
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	13.937.167	0	0	0	0	0	13.937.167
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	39.752	0	0	0	0	0	39.752
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	7.133	0	0	0	0	0	7.133
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	428.001	0	0	0	0	0	428.001
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.216.177	0	0	0	0	0	1.216.177
401	08	00	00	Prestaciones sociales e indemnizaciones	28.070.017	0	0	0	0	0	28.070.017
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	23.879.400	0	0	0	0	0	23.879.400
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.541.791	0	0	0	0	0	1.541.791
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	83.839	0	0	0	0	0	83.839
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.564.987	0	0	0	0	0	2.564.987
403	**00**	**00**	**00**	**Servicios no personales**	**3.270.278**	**0**	**0**	**0**	**0**	**0**	**3.270.278**
403	18	00	00	Impuestos indirectos	350.385	0	0	0	0	0	350.385
403	18	01	00	Impuesto al valor agregado	350.385	0	0	0	0	0	350.385
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	296.464	0	0	0	0	0	296.464
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	296.464	0	0	0	0	0	296.464
403	99	00	00	Otros servicios no personales	2.623.429	0	0	0	0	0	2.623.429
403	99	01	00	Otros servicios no personales	2.623.429	0	0	0	0	0	2.623.429
				Totales	**243.725.110**	**0**	**0**	**0**	**0**	**0**	**243.725.110**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 650001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**240.454.832**	**0**	**0**	**0**	**0**	**0**	**240.454.832**
401	01	00	00	Sueldos, salarios y otras retribuciones	41.250.018	0	0	0	0	0	41.250.018
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	32.156.312	0	0	0	0	0	32.156.312
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.669.732	0	0	0	0	0	6.669.732
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.236	0	0	0	0	0	25.236
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.263.373	0	0	0	0	0	1.263.373
401	01	99	00	Otras retribuciones	1.135.365	0	0	0	0	0	1.135.365
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	133.395	0	0	0	0	0	133.395
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	133.395	0	0	0	0	0	133.395
401	03	00	00	Primas	54.179.952	0	0	0	0	0	54.179.952
401	03	01	00	Primas por mérito a empleados	1.000	0	0	0	0	0	1.000
401	03	02	00	Primas de transporte a empleados	675.000	0	0	0	0	0	675.000
401	03	03	00	Primas por hogar a empleados	1.350.000	0	0	0	0	0	1.350.000
401	03	04	00	Primas por hijos a empleados	1.350.000	0	0	0	0	0	1.350.000
401	03	08	00	Primas de profesionalización a empleados	4.606.867	0	0	0	0	0	4.606.867
401	03	09	00	Primas por antigüedad a empleados	640.842	0	0	0	0	0	640.842
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	35.586.678	0	0	0	0	0	35.586.678
401	03	17	00	Primas de transporte a obreros	215.400	0	0	0	0	0	215.400
401	03	18	00	Primas por hogar a obreros	430.800	0	0	0	0	0	430.800
401	03	19	00	Primas por hijos de obreros	430.800	0	0	0	0	0	430.800
401	03	31	00	Primas por riesgo al personal militar y de seguridad	3.812.160	0	0	0	0	0	3.812.160
401	03	47	00	Primas al personal de alto nivel y de dirección	410.747	0	0	0	0	0	410.747
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	143.156	0	0	0	0	0	143.156
401	03	95	00	Otras primas al personal de alto nivel y de dirección	2.384.161	0	0	0	0	0	2.384.161
401	03	97	00	Otras primas a empleados	8.279	0	0	0	0	0	8.279
401	03	99	00	Otras primas al personal militar	2.134.062	0	0	0	0	0	2.134.062
401	04	00	00	Complementos de sueldos y salarios	16.963.689	0	0	0	0	0	16.963.689
401	04	08	00	Bono compensatorio de alimentación a empleados	15.376.320	0	0	0	0	0	15.376.320

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 650001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	107.700	0	0	0	0	0	107.700
401	04	45	00	Bonificación a altos funcionarios y altas funcionarias del poder público y de elección popular	8.526	0	0	0	0	0	8.526
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	13.680	0	0	0	0	0	13.680
401	04	50	00	Bonificación al personal de alto nivel y de dirección	636.663	0	0	0	0	0	636.663
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	820.800	0	0	0	0	0	820.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	38.970.349	0	0	0	0	0	38.970.349
401	05	01	00	Aguinaldos a empleados	22.342.908	0	0	0	0	0	22.342.908
401	05	03	00	Bono vacacional a empleados	8.937.161	0	0	0	0	0	8.937.161
401	05	04	00	Aguinaldos a obreros	4.434.163	0	0	0	0	0	4.434.163
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	73.614	0	0	0	0	0	73.614
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	29.446	0	0	0	0	0	29.446
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	2.252.182	0	0	0	0	0	2.252.182
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	900.875	0	0	0	0	0	900.875
401	06	00	00	Aportes patronales y legales	19.054.315	0	0	0	0	0	19.054.315
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.847.787	0	0	0	0	0	8.847.787
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.432.974	0	0	0	0	0	2.432.974
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.748.269	0	0	0	0	0	1.748.269
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	1.621.982	0	0	0	0	0	1.621.982
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	420.488	0	0	0	0	0	420.488
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	280.326	0	0	0	0	0	280.326
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	280.326	0	0	0	0	0	280.326
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	2.102.442	0	0	0	0	0	2.102.442
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	29.151	0	0	0	0	0	29.151
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	7.950	0	0	0	0	0	7.950
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	5.300	0	0	0	0	0	5.300
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	891.867	0	0	0	0	0	891.867

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 650001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	236.589	0	0	0	0	0	236.589
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	148.864	0	0	0	0	0	148.864
401	07	00	00	Asistencia socio-económica	41.833.097	0	0	0	0	0	41.833.097
401	07	02	00	Becas a empleados	110.600	0	0	0	0	0	110.600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	23.250	0	0	0	0	0	23.250
401	07	05	00	Ayudas por defunción a empleados	16.433	0	0	0	0	0	16.433
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	11.918.354	0	0	0	0	0	11.918.354
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	8.017.865	0	0	0	0	0	8.017.865
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	189.440	0	0	0	0	0	189.440
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	711.000	0	0	0	0	0	711.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	236.800	0	0	0	0	0	236.800
401	07	19	00	Ayudas por matrimonio de obreros	7.180	0	0	0	0	0	7.180
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.385	0	0	0	0	0	5.385
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	57.440	0	0	0	0	0	57.440
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	4.911.120	0	0	0	0	0	4.911.120
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	13.937.167	0	0	0	0	0	13.937.167
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	39.752	0	0	0	0	0	39.752
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	7.133	0	0	0	0	0	7.133
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	428.001	0	0	0	0	0	428.001
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.216.177	0	0	0	0	0	1.216.177
401	08	00	00	Prestaciones sociales e indemnizaciones	28.070.017	0	0	0	0	0	28.070.017
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	23.879.400	0	0	0	0	0	23.879.400
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.541.791	0	0	0	0	0	1.541.791
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	83.839	0	0	0	0	0	83.839
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.564.987	0	0	0	0	0	2.564.987

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 650001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.270.278**	**0**	**0**	**0**	**0**	**0**	**3.270.278**
403	18	00	00	Impuestos indirectos	350.385	0	0	0	0	0	350.385
403	18	01	00	Impuesto al valor agregado	350.385	0	0	0	0	0	350.385
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	296.464	0	0	0	0	0	296.464
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	296.464	0	0	0	0	0	296.464
403	99	00	00	Otros servicios no personales	2.623.429	0	0	0	0	0	2.623.429
403	99	01	00	Otros servicios no personales	2.623.429	0	0	0	0	0	2.623.429
				Totales	**243.725.110**	**0**	**0**	**0**	**0**	**0**	**243.725.110**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**167.655.730**	**0**	**0**	**0**	**0**	**0**	**167.655.730**
402	01	00	00	Productos alimenticios y agropecuarios	162.585.000	0	0	0	0	0	162.585.000
402	01	01	00	Alimentos y bebidas para personas	162.585.000	0	0	0	0	0	162.585.000
402	02	00	00	Productos de minas, canteras y yacimientos	5.409	0	0	0	0	0	5.409
402	02	05	00	Piedra, arcilla, arena y tierra	5.409	0	0	0	0	0	5.409
402	03	00	00	Textiles y vestuarios	143.172	0	0	0	0	0	143.172
402	03	01	00	Textiles	87.622	0	0	0	0	0	87.622
402	03	02	00	Prendas de vestir	34.500	0	0	0	0	0	34.500
402	03	03	00	Calzados	21.050	0	0	0	0	0	21.050
402	04	00	00	Productos de cuero y caucho	262.800	0	0	0	0	0	262.800
402	04	03	00	Cauchos y tripas para vehículos	262.800	0	0	0	0	0	262.800
402	05	00	00	Productos de papel, cartón e impresos	1.056.068	0	0	0	0	0	1.056.068
402	05	01	00	Pulpa de madera, papel y cartón	234.250	0	0	0	0	0	234.250
402	05	03	00	Productos de papel y cartón para oficina	811.818	0	0	0	0	0	811.818
402	05	04	00	Libros, revistas y periódicos	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	1.731.608	0	0	0	0	0	1.731.608
402	06	03	00	Tintas, pinturas y colorantes	227.150	0	0	0	0	0	227.150
402	06	06	00	Combustibles y lubricantes	1.339.062	0	0	0	0	0	1.339.062
402	06	08	00	Productos plásticos	165.396	0	0	0	0	0	165.396
402	07	00	00	Productos minerales no metálicos	6.511	0	0	0	0	0	6.511
402	07	04	00	Cemento, cal y yeso	6.511	0	0	0	0	0	6.511
402	08	00	00	Productos metálicos	349.722	0	0	0	0	0	349.722
402	08	01	00	Productos primarios de hierro y acero	7.885	0	0	0	0	0	7.885
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	163.007	0	0	0	0	0	163.007
402	08	09	00	Repuestos y accesorios para equipos de transporte	178.830	0	0	0	0	0	178.830
402	10	00	00	Productos varios y útiles diversos	1.326.815	0	0	0	0	0	1.326.815
402	10	01	00	Artículos de deporte, recreación y juguetes	43.550	0	0	0	0	0	43.550
402	10	02	00	Materiales y útiles de limpieza y aseo	359.216	0	0	0	0	0	359.216
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	88.314	0	0	0	0	0	88.314
402	10	07	00	Productos de seguridad en el trabajo	20.403	0	0	0	0	0	20.403
402	10	08	00	Materiales para equipos de computación	107.900	0	0	0	0	0	107.900
402	10	11	00	Materiales eléctricos	697.985	0	0	0	0	0	697.985
402	10	12	00	Materiales para instalaciones sanitarias	9.447	0	0	0	0	0	9.447

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	188.625	0	0	0	0	0	188.625
402	99	01	00	Otros materiales y suministros	188.625	0	0	0	0	0	188.625
403	**00**	**00**	**00**	**Servicios no personales**	**78.782.873**	**0**	**0**	**0**	**0**	**0**	**78.782.873**
403	01	00	00	Alquileres de inmuebles	1.224.830	0	0	0	0	0	1.224.830
403	01	01	00	Alquileres de edificios y locales	1.224.830	0	0	0	0	0	1.224.830
403	02	00	00	Alquileres de maquinaria y equipos	2.925.000	0	0	0	0	0	2.925.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.925.000	0	0	0	0	0	2.925.000
403	04	00	00	Servicios básicos	27.901.000	0	0	0	0	0	27.901.000
403	04	01	00	Electricidad	8.600.000	0	0	0	0	0	8.600.000
403	04	03	00	Agua	7.000.000	0	0	0	0	0	7.000.000
403	04	04	00	Teléfonos	10.400.000	0	0	0	0	0	10.400.000
403	04	05	00	Servicio de comunicaciones	1.000.000	0	0	0	0	0	1.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	651.000	0	0	0	0	0	651.000
403	04	07	00	Servicio de condominio	250.000	0	0	0	0	0	250.000
403	06	00	00	Servicios de transporte y almacenaje	541.008	0	0	0	0	0	541.008
403	06	03	00	Estacionamiento	1.008	0	0	0	0	0	1.008
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	540.000	0	0	0	0	0	540.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	500.000	0	0	0	0	0	500.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	0	500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	12.575.523	0	0	0	0	0	12.575.523
403	08	01	00	Primas y gastos de seguros	12.575.523	0	0	0	0	0	12.575.523
403	09	00	00	Viáticos y pasajes	758.401	0	0	0	0	0	758.401
403	09	01	00	Viáticos y pasajes dentro del país	398.601	0	0	0	0	0	398.601
403	09	02	00	Viáticos y pasajes fuera del país	359.800	0	0	0	0	0	359.800
403	10	00	00	Servicios profesionales y técnicos	4.984	0	0	0	0	0	4.984
403	10	02	00	Servicios de contabilidad y auditoría	1.000	0	0	0	0	0	1.000
403	10	09	00	Servicios de lavandería y tintorería	1.992	0	0	0	0	0	1.992
403	10	99	00	Otros servicios profesionales y técnicos	1.992	0	0	0	0	0	1.992
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.311.988	0	0	0	0	0	2.311.988
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	0	2.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	309.988	0	0	0	0	0	309.988
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.000	0	0	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	2.640.000	0	0	0	0	0	2.640.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.640.000	0	0	0	0	0	2.640.000
403	18	00	00	Impuestos indirectos	25.550.219	0	0	0	0	0	25.550.219
403	18	01	00	Impuesto al valor agregado	25.550.219	0	0	0	0	0	25.550.219
403	99	00	00	Otros servicios no personales	1.849.920	0	0	0	0	0	1.849.920
403	99	01	00	Otros servicios no personales	1.849.920	0	0	0	0	0	1.849.920
404	**00**	**00**	**00**	**Activos reales**	**154.615.111**	**0**	**0**	**0**	**0**	**0**	**154.615.111**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	350.000	0	0	0	0	0	350.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	350.000	0	0	0	0	0	350.000
404	04	00	00	Equipos de transporte, tracción y elevación	149.182.601	0	0	0	0	0	149.182.601
404	04	01	00	Vehículos automotores terrestres	149.182.601	0	0	0	0	0	149.182.601
404	05	00	00	Equipos de comunicaciones y de señalamiento	662.500	0	0	0	0	0	662.500
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	662.500	0	0	0	0	0	662.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.420.010	0	0	0	0	0	4.420.010
404	09	02	00	Equipos de computación	852.000	0	0	0	0	0	852.000
404	09	03	00	Mobiliario y equipos de alojamiento	3.568.010	0	0	0	0	0	3.568.010
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**6.000.000**	**0**	**0**	**0**	**0**	**0**	**6.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	6.000.000	0	0	0	0	0	6.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	6.000.000	0	0	0	0	0	6.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**41.852.941**	**0**	**0**	**0**	**0**	**0**	**41.852.941**
407	01	00	00	Transferencias y donaciones corrientes internas	41.852.941	0	0	0	0	0	41.852.941
407	01	03	00	Transferencias corrientes internas al sector público	41.852.941	0	0	0	0	0	41.852.941
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	41.852.941	0	0	0	0	0	41.852.941
				Totales	**448.906.655**	**0**	**0**	**0**	**0**	**0**	**448.906.655**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**41.852.941**	**0**	**0**	**0**	**0**	**0**	**41.852.941**
407	01	00	00	Transferencias y donaciones corrientes internas	41.852.941	0	0	0	0	0	41.852.941
407	01	03	00	Transferencias corrientes internas al sector público	41.852.941	0	0	0	0	0	41.852.941
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	41.852.941	0	0	0	0	0	41.852.941
				- A0003 Instituto Autónomo Caja de Trabajo Penitenciario	12.593.507	0	0	0	0	0	12.593.507
				- A0118 Fondo Nacional para Edificaciones Penitenciarias (FONEP)	29.259.434	0	0	0	0	0	29.259.434
				Totales	**41.852.941**	**0**	**0**	**0**	**0**	**0**	**41.852.941**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 650002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**167.655.730**	**0**	**0**	**0**	**0**	**0**	**167.655.730**
402	01	00	00	Productos alimenticios y agropecuarios	162.585.000	0	0	0	0	0	162.585.000
402	01	01	00	Alimentos y bebidas para personas	162.585.000	0	0	0	0	0	162.585.000
402	02	00	00	Productos de minas, canteras y yacimientos	5.409	0	0	0	0	0	5.409
402	02	05	00	Piedra, arcilla, arena y tierra	5.409	0	0	0	0	0	5.409
402	03	00	00	Textiles y vestuarios	143.172	0	0	0	0	0	143.172
402	03	01	00	Textiles	87.622	0	0	0	0	0	87.622
402	03	02	00	Prendas de vestir	34.500	0	0	0	0	0	34.500
402	03	03	00	Calzados	21.050	0	0	0	0	0	21.050
402	04	00	00	Productos de cuero y caucho	262.800	0	0	0	0	0	262.800
402	04	03	00	Cauchos y tripas para vehículos	262.800	0	0	0	0	0	262.800
402	05	00	00	Productos de papel, cartón e impresos	1.056.068	0	0	0	0	0	1.056.068
402	05	01	00	Pulpa de madera, papel y cartón	234.250	0	0	0	0	0	234.250
402	05	03	00	Productos de papel y cartón para oficina	811.818	0	0	0	0	0	811.818
402	05	04	00	Libros, revistas y periódicos	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	1.731.608	0	0	0	0	0	1.731.608
402	06	03	00	Tintas, pinturas y colorantes	227.150	0	0	0	0	0	227.150
402	06	06	00	Combustibles y lubricantes	1.339.062	0	0	0	0	0	1.339.062
402	06	08	00	Productos plásticos	165.396	0	0	0	0	0	165.396
402	07	00	00	Productos minerales no metálicos	6.511	0	0	0	0	0	6.511
402	07	04	00	Cemento, cal y yeso	6.511	0	0	0	0	0	6.511
402	08	00	00	Productos metálicos	349.722	0	0	0	0	0	349.722
402	08	01	00	Productos primarios de hierro y acero	7.885	0	0	0	0	0	7.885
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	163.007	0	0	0	0	0	163.007
402	08	09	00	Repuestos y accesorios para equipos de transporte	178.830	0	0	0	0	0	178.830
402	10	00	00	Productos varios y útiles diversos	1.326.815	0	0	0	0	0	1.326.815
402	10	01	00	Artículos de deporte, recreación y juguetes	43.550	0	0	0	0	0	43.550
402	10	02	00	Materiales y útiles de limpieza y aseo	359.216	0	0	0	0	0	359.216

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 650002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	88.314	0	0	0	0	0	88.314
402	10	07	00	Productos de seguridad en el trabajo	20.403	0	0	0	0	0	20.403
402	10	08	00	Materiales para equipos de computación	107.900	0	0	0	0	0	107.900
402	10	11	00	Materiales eléctricos	697.985	0	0	0	0	0	697.985
402	10	12	00	Materiales para instalaciones sanitarias	9.447	0	0	0	0	0	9.447
402	99	00	00	Otros materiales y suministros	188.625	0	0	0	0	0	188.625
402	99	01	00	Otros materiales y suministros	188.625	0	0	0	0	0	188.625
403	**00**	**00**	**00**	**Servicios no personales**	**78.782.873**	**0**	**0**	**0**	**0**	**0**	**78.782.873**
403	01	00	00	Alquileres de inmuebles	1.224.830	0	0	0	0	0	1.224.830
403	01	01	00	Alquileres de edificios y locales	1.224.830	0	0	0	0	0	1.224.830
403	02	00	00	Alquileres de maquinaria y equipos	2.925.000	0	0	0	0	0	2.925.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.925.000	0	0	0	0	0	2.925.000
403	04	00	00	Servicios básicos	27.901.000	0	0	0	0	0	27.901.000
403	04	01	00	Electricidad	8.600.000	0	0	0	0	0	8.600.000
403	04	03	00	Agua	7.000.000	0	0	0	0	0	7.000.000
403	04	04	00	Teléfonos	10.400.000	0	0	0	0	0	10.400.000
403	04	05	00	Servicio de comunicaciones	1.000.000	0	0	0	0	0	1.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	651.000	0	0	0	0	0	651.000
403	04	07	00	Servicio de condominio	250.000	0	0	0	0	0	250.000
403	06	00	00	Servicios de transporte y almacenaje	541.008	0	0	0	0	0	541.008
403	06	03	00	Estacionamiento	1.008	0	0	0	0	0	1.008
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	540.000	0	0	0	0	0	540.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	500.000	0	0	0	0	0	500.000
403	07	02	00	Imprenta y reproducción	500.000	0	0	0	0	0	500.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	12.575.523	0	0	0	0	0	12.575.523
403	08	01	00	Primas y gastos de seguros	12.575.523	0	0	0	0	0	12.575.523
403	09	00	00	Viáticos y pasajes	758.401	0	0	0	0	0	758.401
403	09	01	00	Viáticos y pasajes dentro del país	398.601	0	0	0	0	0	398.601

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 650002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	359.800	0	0	0	0	0	359.800
403	10	00	00	Servicios profesionales y técnicos	4.984	0	0	0	0	0	4.984
403	10	02	00	Servicios de contabilidad y auditoría	1.000	0	0	0	0	0	1.000
403	10	09	00	Servicios de lavandería y tintorería	1.992	0	0	0	0	0	1.992
403	10	99	00	Otros servicios profesionales y técnicos	1.992	0	0	0	0	0	1.992
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.311.988	0	0	0	0	0	2.311.988
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	0	2.000.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	309.988	0	0	0	0	0	309.988
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.000	0	0	0	0	0	2.000
403	12	00	00	Conservación y reparaciones menores de obras	2.640.000	0	0	0	0	0	2.640.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.640.000	0	0	0	0	0	2.640.000
403	18	00	00	Impuestos indirectos	25.550.219	0	0	0	0	0	25.550.219
403	18	01	00	Impuesto al valor agregado	25.550.219	0	0	0	0	0	25.550.219
403	99	00	00	Otros servicios no personales	1.849.920	0	0	0	0	0	1.849.920
403	99	01	00	Otros servicios no personales	1.849.920	0	0	0	0	0	1.849.920
404	**00**	**00**	**00**	**Activos reales**	**154.615.111**	**0**	**0**	**0**	**0**	**0**	**154.615.111**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	350.000	0	0	0	0	0	350.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	350.000	0	0	0	0	0	350.000
404	04	00	00	Equipos de transporte, tracción y elevación	149.182.601	0	0	0	0	0	149.182.601
404	04	01	00	Vehículos automotores terrestres	149.182.601	0	0	0	0	0	149.182.601
404	05	00	00	Equipos de comunicaciones y de señalamiento	662.500	0	0	0	0	0	662.500
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	662.500	0	0	0	0	0	662.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.420.010	0	0	0	0	0	4.420.010
404	09	02	00	Equipos de computación	852.000	0	0	0	0	0	852.000
404	09	03	00	Mobiliario y equipos de alojamiento	3.568.010	0	0	0	0	0	3.568.010
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**6.000.000**	**0**	**0**	**0**	**0**	**0**	**6.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	6.000.000	0	0	0	0	0	6.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	6.000.000	0	0	0	0	0	6.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 650002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**407.053.714**	**0**	**0**	**0**	**0**	**0**	**407.053.714**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO **ACCIÓN CENTRALIZADA:** 650002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 650002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**41.852.941**	**0**	**0**	**0**	**0**	**0**	**41.852.941**
407	01	00	00	Transferencias y donaciones corrientes internas	41.852.941	0	0	0	0	0	41.852.941
407	01	03	00	Transferencias corrientes internas al sector público	41.852.941	0	0	0	0	0	41.852.941
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	41.852.941	0	0	0	0	0	41.852.941
				Totales	**41.852.941**	**0**	**0**	**0**	**0**	**0**	**41.852.941**

Gobierno Bolivariano de Venezuela | Ministerio del Poder Popular de Planificación y Finanzas | Oficina Nacional de Presupuesto

Venezuela AHORA ES DE TODOS

Clasificador Presupuestario de Recursos y Egresos

Enero, 2012

CLASIFICADOR PRESUPUESTARIO DE RECURSOS Y EGRESOS

ÍNDICE

ÍNDICE

I. INTRODUCCIÓN

I.- INTRODUCCIÓN

A. Consideraciones Generales

En el año 2005 se creó el Clasificador Presupuestario de Recursos y Egresos, con el propósito de coadyuvar al proceso de reorganización del Sistema Integrado de Gestión y Control de las Finanzas Públicas, a través de la interrelación de los sistemas que participan en la Administración Financiera del Sector Público, cuyas operaciones preidentificadas a través de clasificadores, deben actuar de manera integrada para una mejor gestión pública.

El presente Clasificador Presupuestario de Recursos y Egresos publicado en la Gaceta Oficial N° 38.314 del 15 de noviembre de 2005, deroga al Plan Único de Cuentas (PUC) y entra en vigencia a partir del ejercicio económico-financiero 2006, empleándose en la formulación, ejecución y control del Presupuesto del Sector Público, siendo en su esencia un valioso avance técnico en la administración presupuestaria.

Igualmente se debe considerar las modificaciones realizadas al referido documento, tal y como se expone en el Punto "V".

Es importante destacar, que este instrumento como los anteriores, toma en consideración los Manuales del Fondo Monetario Internacional, Banco Mundial, Naciones Unidas, en cuanto a la uniformidad y homogeneidad que deben tener las Cuentas Públicas, así como también el valioso aporte de un equipo de trabajo multidisciplinario que involucró a los técnicos de los entes que intervienen en el proceso de integración antes señalado.

B. Base Legal

La Ley Orgánica de Administración Financiera del Sector Público - Loafsp, publicada en Gaceta Oficial N° 38.648 del 20 de marzo de 2007, cuya última reforma fue publicada en Gaceta Oficial N° 39.465 del 14/07/2010, establece en su artículo 3 que *" Los sistemas de presupuesto, crédito público, tesorería y contabilidad, regulados en esta Ley así como los sistemas tributario y de administración de bienes, regulados por leyes especiales, conforman la administración financiera del sector público. Dichos sistemas estarán interrelacionados......";* y por otra parte, el Reglamento N° 1 de la citada Ley prevé las técnicas de programación presupuestaria y los clasificadores de gastos e ingresos que serán utilizados para ello.

C. Modernización del Sistema de Administración Financiera

Dentro del continúo proceso de modernización y acogiendo el mandato legal establecido en la Loafsp, la Oficina Nacional de Presupuesto - Onapre incorpora al proceso presupuestario público, además de la técnica de formulación "Presupuesto por

Proyectos", el clasificador presupuestario que permite lograr el objetivo del sistema integrado de información financiera para el Sector Público.

La administración financiera pública (recaudar, gastar y regular el impacto en el resto de la economía y la sociedad), para lograr los objetivos y las metas del Estado, tiene en el presupuesto público la herramienta fundamental para la política económica y la gestión del Estado.

La Onapre aprueba dicho clasificador presupuestario con el objeto de mantener actualizado un instrumento informativo, que junto con un criterio unificador del manejo de la Hacienda Pública, haga que la administración presupuestaria se convierta en la integradora de la gestión gubernamental, con validez para cualquier nivel institucional, de tal forma que se convierta en un verdadero Sistema de Información.

La Onapre como ente rector del sistema presupuestario, requiere de la información sobre los créditos presupuestarios tanto en la fase de formulación como en la de ejecución, para el cumplimiento de sus funciones.

El Clasificador Presupuestario de Recursos y Egresos toma especial relevancia ya que de su contenido, de la forma como se organiza y del grado de universalidad que contiene, no sólo depende la calidad y utilidad de las salidas del sistema integrado, sino que condiciona la conectividad del sistema integrado con otros sistemas de información de la gestión pública venezolana.

D. Clasificador Presupuestario de Recursos y Egresos

El Clasificador Presupuestario de Recursos y Egresos constituye la estructura presupuestaria de los distintos conceptos de gastos, así como el ordenamiento de los datos estadísticos mediante los cuales se resumen, consolidan y organizan las estadísticas presupuestarias con el fin de generar elementos de juicio para la planificación de las políticas económicas y presupuestarias, facilitar el análisis de los efectos económicos y sociales de las actividades del sector público y su impacto en la economía o en sectores particulares de la misma, y hacer posible la formulación y ejecución financiera del presupuesto.

Dentro de sus principales objetivos se encuentran:

- ✓ Identificar y registrar la totalidad de los flujos de origen y aplicación de los recursos financieros.
- ✓ Interrelacionar y presentar la información presupuestaria sobre bases homogéneas y confiables, facilitando la integración de los sistemas de administración financiera del Estado.
- ✓ Registrar por partida simple y por partida doble, toda transacción económica y financiera, haciendo posible la modernización y una mayor transparencia de la gestión pública.

- ✓ Realizar el seguimiento periódico de la ejecución presupuestaria de pagos, de inversiones y de crédito público, así como el cierre legal del presupuesto.

Este instrumento comprende dos grandes grupos de cuentas a saber:

3.00.00.00.00 Recursos
4.00.00.00.00 Egresos

Cada grupo de cuenta básica, mantendrá sus cuatro niveles de desagregación identificados por códigos numéricos de ocho posiciones, y por la clasificación, denominación y descripción de las respectivas cuentas.

El grupo de cuentas **3.00.00.00.00** referidas a los **Recursos** permite identificar los diferentes niveles en ramos y en subramos genéricos, específicos y sub-específicos

3.**X**.00.00.00 Ramo
3.X.**X**.00.00 Subramo
3.X.X.**X**.00 Específico
3.X.X.X.**X** Sub-específico

El grupo de cuentas **4.00.00.00.00** referidas a los **Egresos** permite identificar los diferentes niveles en partidas, genéricas, específicas y sub-específicas

4.**X**.00.00.00 Partida
4.X.**X**.00.00 Genérica
4.X.X.**X**.00 Específica
4.X.X.00.**X** Sub-específica

Es de señalar, que aún cuando los códigos se mantienen con los mismos niveles de desagregación que prevalecían en el PUC, predomina una reorganización de los mismos, donde se dan los casos de partidas cuyos códigos y denominaciones fueron cambiados, o simplemente mantuvieron el código pero no la denominación. Por otra parte, se aperturaron nuevos códigos en virtud de las necesidades y requerimientos de los organismos del sector público, y de la normativa legal vigente. En este sentido, las partidas que conforman los Recursos se indican seguidamente:

3.00.00.00.00 RECURSOS

3.01.00.00.00 "Ingresos Ordinarios"

3.02.00.00.00 "Ingresos Extraordinarios"

3.03.00.00.00 "Ingresos de Operación"

3.04.00.00.00 "Ingresos Ajenos a la Operación"

3.05.00.00.00 "Transferencias y Donaciones"

3.06.00.00.00 "Recursos Propios de Capital"

3.07.00.00.00 "Venta de Títulos y Valores que no otorgan Propiedad"

3.08.00.00.00 "Venta de Acciones y Participaciones de Capital

3.09.00.00.00 "Recuperación de Préstamos de Corto Plazo"

3.10.00.00.00 “Recuperación de Préstamos de Largo Plazo”
3.11.00.00.00 “Disminución de Otros Activos Financieros”
3.12.00.00.00 “Incremento de Pasivos”
3.13.00.00.00 “Incremento del Patrimonio”

En cuanto a los Egresos las partidas son las siguientes:

4.00.00.00.00 EGRESOS
4.01.00.00.00 “Gastos de Personal”
4.02.00.00.00 “Materiales, Suministros y Mercancías”
4.03.00.00.00 “Servicios no Personales”
4.04.00.00.00 “Activos Reales”
4.05.00.00.00 “Activos Financieros”
4.06.00.00.00 “Gastos de Defensa y Seguridad del Estado”
4.07.00.00.00 “Transferencias y Donaciones”
4.08.00.00.00 “Otros Gastos”
4.09.00.00.00 “Asignaciones no Distribuidas”
4.10.00.00.00 “Servicio de la Deuda Pública”
4.11.00.00.00 “Disminución de Pasivos”
4.12.00.00.00 “Disminución del Patrimonio”
4.98.00.00.00 “Rectificaciones al Presupuesto”

E. Otras Consideraciones

Todos los organismos deben tener incluidas las cuentas que le sean propias ya que el Clasificador Presupuestario permite la captura de los datos de la fuente. En caso de que no exista una cuenta deberán efectuar la consulta a la Onapre, a efectos de que se analice e incluya el concepto respectivo, de ser procedente.

Es necesario que el uso de los específicos “99” sea comunicado a la Onapre, para que ésta pueda conocer los conceptos particulares de gastos que se están imputando, a los fines de la creación del específico en cuestión, atendiendo al consecutivo uso de algún concepto.

Cabe mencionar que a diferencia del derogado Plan Único de Cuentas, este Clasificador incluye únicamente dos grandes grupos de cuentas “Recursos” refiriéndose a los Ingresos y Fuentes de Financiamiento y “Egresos”, para los Gastos y Aplicaciones Financieras, entendiendo el concepto de los mismos en forma amplia. Lo correspondiente a las cuentas patrimoniales, están contenidas en el Plan de Cuentas Patrimoniales aprobado por la Oficina Nacional de Contabilidad Pública (Oncop).

Con la puesta en vigencia de este Clasificador la Onapre busca como norte, disponer de un verdadero instrumento de gestión, a partir de la programación de operaciones, en la etapa de formulación y en las posteriores de control y evaluación de la gestión presupuestaria, para que los ejecutivos públicos cuenten con una herramienta que los apoye en su proceso de toma de decisiones.

Asimismo, se desea reseñar el contenido formal dado a este documento el cual es el siguiente:

I. Parte Introductoria
II. Clasificador con el código y denominación de todas las cuentas.
III. La cuenta de Recursos con sus códigos, denominaciones y descripciones
IV. La cuenta de Egresos con sus códigos, denominaciones y descripciones, y
V. Anexo que incluye las modificaciones realizadas al Clasificador Presupuestario empleado en el año 2011, con vigencia para el ejercicio económico-financiero 2012.

II. CLASIFICADOR PRESUPUESTARIO DE RECURSOS Y EGRESOS

II. CLASIFICADOR PRESUPUESTARIO DE RECURSOS Y EGRESOS 2012

3.00.00.00.00	**RECURSOS**
3.01.00.00.00	**INGRESOS ORDINARIOS**
3.01.01.00.00	**Impuestos directos**
3.01.01.01.00	Impuesto sobre la renta a personas jurídicas
3.01.01.01.01	Impuesto a empresas de hidrocarburos privadas
3.01.01.01.02	Impuesto a empresas de hidrocarburos públicas - operadoras y comercializadoras
3.01.01.01.03	Impuesto a empresas de hidrocarburos públicas - Petróleos de Venezuela, S.A (Pdvsa) Casa matriz y otras filiales
3.01.01.01.04	Impuesto adicional a empresas de hidrocarburos privadas
3.01.01.01.05	Impuesto adicional a empresas de hidrocarburos públicas - operadoras y comercializadoras
3.01.01.01.06	Impuesto adicional a empresas de hidrocarburos públicas - otras filiales de Petróleos de Venezuela, S.A. (Pdvsa)
3.01.01.01.07	Impuesto a empresas mineras sector hierro
3.01.01.01.08	Impuesto a empresas mineras sector otros minerales
3.01.01.01.09	Impuesto adicional a empresas mineras sector hierro
3.01.01.01.10	Impuesto adicional a empresas mineras sector otros minerales
3.01.01.01.11	Impuesto sobre la renta a otras personas jurídicas
3.01.01.02.00	Impuesto sobre la renta a personas naturales
3.01.01.03.00	Impuestos sobre sucesiones, donaciones y demás ramos conexos
3.01.01.04.00	Reparos administrativos por impuesto sobre la renta a personas jurídicas
3.01.01.04.01	Reparos administrativos por impuesto a empresas de hidrocarburos privadas
3.01.01.04.02	Reparos administrativos a empresas de hidrocarburos públicas - operadoras y comercializadoras
3.01.01.04.03	Reparos administrativos a empresas de hidrocarburos públicas - otras filiales de Petróleos de Venezuela, S.A (Pdvsa)
3.01.01.04.04	Reparos administrativos a empresas mineras sector hierro

3.01.01.04.05	Reparos administrativos a empresas mineras sector otros minerales
3.01.01.04.06	Reparos administrativos a otras personas jurídicas
3.01.01.05.00	Reparos administrativos por impuesto sobre la renta a personas naturales
3.01.01.06.00	Reparos administrativos a impuesto sobre sucesiones, donaciones y demás ramos conexos
3.01.02.00.00	**Impuestos indirectos**
3.01.02.01.00	Impuestos de importación
3.01.02.01.01	Impuesto de importación ordinario
3.01.02.01.02	Impuesto de importación de bultos postales
3.01.02.01.03	Impuesto interno por la importación de alcoholes y bebidas alcohólicas
3.01.02.02.00	Impuesto de exportación
3.01.02.03.00	Impuesto sobre la producción, el consumo y transacciones financieras
3.01.02.03.01	Impuesto sobre alcoholes de producción nacional
3.01.02.03.02	Impuesto sobre bebidas alcohólicas de producción nacional
3.01.02.03.03	Impuesto sobre cerveza de producción nacional
3.01.02.03.04	Impuesto sobre vinos de producción nacional
3.01.02.03.05	Impuesto sobre el precio de venta al público de las cervezas y vinos naturales de producción nacional
3.01.02.03.06	Impuesto sobre el precio de venta al público de las cervezas y vinos naturales importados
3.01.02.03.07	Impuesto sobre el precio de venta al público de otras bebidas hasta 50.0° G.L. de producción nacional
3.01.02.03.08	Impuesto sobre el precio de venta al público de otras bebidas hasta 50.0° G.L. importadas
3.01.02.03.09	Impuesto sobre expedición al público de especies alcohólicas importadas
3.01.02.03.10	Impuesto sobre expedición al público de especies alcohólicas nacionales
3.01.02.03.11	Impuesto sobre la venta de cigarrillos, tabacos y picaduras importadas
3.01.02.03.12	Impuesto sobre la venta de cigarrillos, tabacos y picaduras de producción nacional

3.01.02.03.13	Impuesto a la producción de fósforos
3.01.02.03.14	Ventajas especiales por fabricación de fósforos
3.01.02.03.15	Impuesto al consumo propio de gasolina
3.01.02.03.16	Impuesto al consumo general a la gasolina
3.01.02.03.17	Impuesto al consumo propio de otros derivados del petróleo
3.01.02.03.18	Impuesto al consumo general de otros derivados del petróleo
3.01.02.03.19	Impuesto sobre telecomunicaciones
3.01.02.03.20	Impuesto al valor agregado sobre la importación de bienes y servicios
3.01.02.03.21	Impuesto al valor agregado sobre la producción, distribución y comercialización de bienes y servicios
3.01.02.03.22	Impuesto al valor agregado sobre los hechos imponibles realizados por empresas públicas, institutos autónomos y demás entes descentralizados
3.01.02.03.23	Reparos administrativos a impuestos al valor agregado
3.01.02.03.24	Impuesto al débito bancario
3.01.02.03.25	Reparos administrativos al impuesto al débito bancario
3.01.02.04.00	Impuestos a las actividades de juegos de envite o azar
3.01.02.04.01	Impuestos sobre casinos y salas de bingo
3.01.02.04.02	Impuestos de explotación de máquinas traganíqueles
3.01.02.04.03	Reparos administrativos impuesto casinos, salas de juego y máquinas traganíqueles
3.01.02.04.04	Impuesto a la operación de juegos de lotería
3.01.02.04.05	Impuesto a las apuestas sobre la explotación de espectáculos hípicos
3.01.02.04.06	Impuesto sobre la organización en general de juegos de envite o azar
3.01.02.04.07	Impuesto sobre apuestas deportivas
3.01.02.04.08	Reparos administrativos impuesto a la operación de juegos de lotería, apuestas sobre la explotación de espectáculos hípicos y organización en general de juegos de envite o azar y apuestas deportivas
3.01.02.05.00	Inmuebles urbanos
3.01.02.06.00	Participación en el impuesto a la propiedad rural

3.01.02.07.00	Patente de industria y comercio
3.01.02.08.00	Patente de vehículo
3.01.02.09.00	Propaganda comercial
3.01.02.10.00	Espectáculos públicos
3.01.02.11.00	Apuestas lícitas
3.01.02.12.00	Deudas morosas
3.01.02.99.00	Otros impuestos indirectos
3.01.03.00.00	**Ingresos por tasas**
3.01.03.01.00	Derechos de tránsito terrestre
3.01.03.02.00	Derechos a examen
3.01.03.03.00	Derechos de expedición, renovación y reválida de licencias
3.01.03.04.00	Derechos de registro y traspaso
3.01.03.05.00	Derechos de placas identificadoras
3.01.03.06.00	Derechos por revisión anual
3.01.03.07.00	Derechos por remoción o arrastre de vehículos
3.01.03.08.00	Derechos por estacionamiento de vehículos
3.01.03.09.00	Permiso para uso de rutas extraurbanas
3.01.03.10.00	Copias de documentos
3.01.03.11.00	Tasas para el uso de aeronaves y por licencias de personal aeronáutico
3.01.03.12.00	Tasas aeroportuarias
3.01.03.13.00	Tasas por uso de canales de navegación
3.01.03.14.00	Patente de navegación
3.01.03.15.00	Expedición de licencias de navegación
3.01.03.16.00	Servicio de telecomunicaciones
3.01.03.17.00	Permisos para estaciones privadas de radiocomunicaciones
3.01.03.18.00	Derechos de pilotajes
3.01.03.19.00	Habilitación de pilotaje
3.01.03.20.00	Servicios de remolcadores
3.01.03.21.00	Habilitación de remolcadores
3.01.03.22.00	Habilitación de capitanías de puerto

3.01.03.23.00	Otros servicios de capitanías de puerto
3.01.03.24.00	Tasas de faros y boyas
3.01.03.25.00	Servicios de aduana
3.01.03.26.00	Habilitación de aduanas
3.01.03.27.00	Derechos de almacenaje
3.01.03.28.00	Corretaje de bultos postales
3.01.03.29.00	Servicios de consulta sobre clasificación arancelaria, valoración aduanera y análisis de laboratorio
3.01.03.30.00	Bandas de garantía, cápsulas y sellos
3.01.03.31.00	Servicio de peaje
3.01.03.32.00	Servicio de riego y drenaje
3.01.03.33.00	Estampillas fiscales
3.01.03.34.00	Papel sellado
3.01.03.35.00	Derechos de traslado
3.01.03.36.00	Servicios sanitarios marítimos
3.01.03.37.00	Servicios hospitalarios
3.01.03.38.00	Venta de copias de planos
3.01.03.39.00	Derechos de contraste, verificación y estudios
3.01.03.40.00	Patente de pesca de perlas
3.01.03.41.00	Licencia de caza
3.01.03.42.00	Derechos de cancillería
3.01.03.43.00	Depósitos por el ingreso al país de extranjeros
3.01.03.44.00	Registro sanitario
3.01.03.45.00	Derechos de análisis de sustancias químicas
3.01.03.46.00	Derechos consulares
3.01.03.47.00	Matrícula para importar y exportar sustancias estupefacientes y psicotrópicas
3.01.03.48.00	Permisos municipales
3.01.03.49.00	Certificaciones y solvencias
3.01.03.50.00	Servicio de energía eléctrica
3.01.03.51.00	Servicio de distribución de agua

3.01.03.52.00	Servicio de gas doméstico
3.01.03.53.00	Mensura y deslinde
3.01.03.54.00	Aseo domiciliario
3.01.03.55.00	Matadero
3.01.03.56.00	Mercado
3.01.03.57.00	Cementerio
3.01.03.58.00	Terminal de pasajeros
3.01.03.59.00	Deudas morosas por tasas
3.01.03.99.00	Otros tipos de tasas
3.01.04.00.00	**Ingresos por contribuciones especiales**
3.01.04.01.00	Sobre la plusvalía inmobiliaria
3.01.04.02.00	Contribuciones por mejoras
3.01.04.99.00	Otras contribuciones especiales
3.01.05.00.00	**Ingresos por aportes y contribuciones a la seguridad social**
3.01.05.01.00	Ingresos por aportes patronales a la seguridad social
3.01.05.01.01	Ingresos por aportes del sector privado
3.01.05.01.02	Ingresos por aportes del sector público
3.01.05.02.00	Contribuciones personales a la seguridad social
3.01.05.02.01	Contribuciones del sector privado
3.01.05.02.02	Contribuciones del sector público
3.01.06.00.00	**Ingresos del dominio petrolero**
3.01.06.01.00	Regalías
3.01.06.01.01	Regalías petroleras privadas
3.01.06.01.02	Regalías petroleras públicas - crudos y condensados
3.01.06.01.03	Regalías petroleras públicas - extrapesado para orimulsión
3.01.06.01.04	Regalías del gas empresas privadas
3.01.06.01.05	Regalías del gas empresas públicas
3.01.06.02.00	Impuesto superficial de hidrocarburos
3.01.06.03.00	Impuesto de extracción
3.01.06.04.00	Impuesto de registro de exportación
3.01.06.05.00	Participación por azufre

3.01.06.06.00	Participación por coque
3.01.06.99.00	Otros ingresos del dominio petrolero
3.01.07.00.00	**Ingresos del dominio minero**
3.01.07.01.00	Superficial minero
3.01.07.01.01	Superficial sobre hierro
3.01.07.01.02	Superficial sobre oro y diamante
3.01.07.01.03	Superficial sobre otros minerales
3.01.07.02.00	Impuesto de explotación
3.01.07.02.01	Impuesto de explotación sobre hierro
3.01.07.02.02	Impuesto de explotación sobre oro, plata, platino y otros metales asociados a este último
3.01.07.02.03	Impuesto de explotación sobre diamante y demás piedras preciosas
3.01.07.02.04	Impuesto de explotación sobre otros minerales
3.01.07.03.00	Ventajas especiales mineras
3.01.08.00.00	**Ingresos del dominio forestal**
3.01.08.01.00	Impuesto superficial
3.01.08.02.00	Impuesto de explotación o aprovechamiento
3.01.08.03.00	Permiso o autorización para la explotación o aprovechamiento de los productos forestales
3.01.08.04.00	Autorización para deforestación
3.01.08.05.00	Autorización para movilizar productos forestales
3.01.08.06.00	Participación por la explotación en zonas de reserva forestal
3.01.08.07.00	Ventajas especiales por recursos forestales
3.01.09.00.00	**Ingresos por la venta de bienes y servicios de la administración pública**
3.01.09.01.00	Ingresos por la venta de bienes
3.01.09.01.01	Ingresos por la venta de gacetas municipales y formularios
3.01.09.01.02	Ingresos por la venta de publicaciones oficiales y formularios
3.01.09.02.00	Ingresos por la venta de servicios
3.01.09.02.01	Ingresos por la venta de productos de lotería
3.01.09.99.00	Ingresos por la venta de otros bienes y servicios

3.01.10.00.00	**Ingresos de la propiedad**
3.01.10.01.00	Intereses por préstamos concedidos al sector privado
3.01.10.02.00	Intereses por préstamos concedidos al sector público
3.01.10.02.01	Intereses por préstamos concedidos a la República
3.01.10.02.02	Intereses por préstamos concedidos a entes descentralizados sin fines empresariales
3.01.10.02.03	Intereses por préstamos concedidos a instituciones de protección social
3.01.10.02.04	Intereses por préstamos concedidos a entes descentralizados con fines empresariales petroleros
3.01.10.02.05	Intereses por préstamos concedidos a entes descentralizados con fines empresariales no petroleros
3.01.10.02.06	Intereses por préstamos concedidos a entes descentralizados financieros bancarios
3.01.10.02.07	Intereses por préstamos concedidos a entes descentralizados financieros no bancarios
3.01.10.02.08	Intereses por préstamos concedidos al Poder Estadal
3.01.10.02.09	Intereses por préstamos concedidos al Poder Municipal
3.01.10.03.00	Intereses por préstamos concedidos al sector externo
3.01.10.04.00	Intereses por depósitos en instituciones financieras
3.01.10.04.01	Intereses por depósitos a la vista
3.01.10.04.02	Intereses por depósitos a plazo fijo
3.01.10.05.00	Intereses de títulos y valores
3.01.10.05.01	Intereses de títulos y valores privados
3.01.10.05.02	Intereses de títulos y valores públicos
3.01.10.05.03	Intereses de títulos y valores externos
3.01.10.06.00	Utilidades de acciones y participaciones de capital
3.01.10.06.01	Utilidades de acciones y participaciones de capital del sector privado empresarial
3.01.10.06.02	Utilidades de acciones y participaciones de capital de entes descentralizados con fines empresariales petroleros – dividendos de Petróleos de Venezuela, S.A (Pdvsa)
3.01.10.06.03	Utilidades de acciones y participaciones de capital de entes descentralizados con fines empresariales petroleros – otras empresas petroleras

3.01.10.06.04	Utilidades de acciones y participaciones de capital de entes descentralizados con fines empresariales no petroleros
3.01.10.06.05	Utilidades de acciones y participaciones de capital de entes descentralizados financieros bancarios
3.01.10.06.06	Utilidades de acciones y participaciones de capital de entes descentralizados financieros no bancarios
3.01.10.06.07	Utilidades de acciones y participaciones de capital de organismos internacionales
3.01.10.06.08	Utilidades de acciones y participaciones de capital de otros entes del sector externo
3.01.10.06.09	Utilidades netas semestrales Banco Central de Venezuela (BCV)
3.01.10.07.00	Utilidades de explotación de juegos de azar
3.01.10.07.01	Utilidades de explotación de juegos de azar por concesiones
3.01.10.07.02	Utilidades de explotación de juegos de azar de empresas públicas
3.01.10.08.00	Alquileres
3.01.10.08.01	Alquileres de edificios y locales
3.01.10.08.02	Alquileres de tierras y terrenos
3.01.10.08.03	Alquileres de instalaciones culturales y recreativas
3.01.10.08.04	Alquileres de máquinas y demás equipos de construcción, campo, industria y taller
3.01.10.08.05	Alquileres de equipos de transporte, tracción y elevación
3.01.10.08.06	Alquileres de equipos de telecomunicaciones y señalamiento
3.01.10.08.07	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria
3.01.10.08.08	Alquileres de equipos científicos, de enseñanza y recreación
3.01.10.08.09	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento
3.01.10.08.99	Alquileres de otros bienes
3.01.10.09.00	Derechos sobre bienes intangibles
3.01.10.09.01	Marcas de fábrica y patentes de invención
3.01.10.09.02	Derechos de autor
3.01.10.09.03	Paquetes y programas de computación

3.01.10.10.00	Concesiones de bienes y servicios
3.01.11.00.00	**Diversos ingresos**
3.01.11.01.00	Intereses moratorios
3.01.11.02.00	Reparos fiscales
3.01.11.03.00	Sanciones fiscales
3.01.11.04.00	Juicios y costas procesales
3.01.11.04.01	Ingresos por el principal en sentencias judiciales
3.01.11.04.02	Costas procesales varias
3.01.11.04.03	Responsabilidad fiscal
3.01.11.04.04	Otras disposiciones legales
3.01.11.04.05	Indemnización por incumplimiento de contratos
3.01.11.04.06	Juicios y costas procesales por impuesto sobre la renta
3.01.11.05.00	Beneficios en operaciones cambiarias
3.01.11.06.00	Utilidad por venta de activos
3.01.11.07.00	Intereses por financiamiento de deudas tributarias
3.01.11.08.00	Multas y recargos
3.01.11.09.00	Reparos administrativos al impuesto a los activos empresariales
3.01.11.10.00	Diversos reparos administrativos
3.01.11.11.00	Ingresos en tránsito
3.01.99.00.00	**Otros ingresos ordinarios**
3.01.99.01.00	Otros ingresos ordinarios
3.02.00.00.00	**INGRESOS EXTRAORDINARIOS**
3.02.01.00.00	**Endeudamiento público interno**
3.02.01.01.00	Colocación de títulos y valores de deuda pública interna a corto plazo
3.02.01.01.01	Colocación de bonos a corto plazo
3.02.01.01.02	Colocación de letras del tesoro a corto plazo
3.02.01.02.00	Obtención de préstamos internos a corto plazo
3.02.01.02.01	Obtención de préstamos del sector privado a corto plazo
3.02.01.02.02	Obtención de préstamos de la República a corto plazo
3.02.01.02.03	Obtención de préstamos de los entes descentralizados sin fines empresariales a corto plazo

3.02.01.02.04	Obtención de préstamos de las instituciones de protección social a corto plazo
3.02.01.02.05	Obtención de préstamos de los entes descentralizados con fines empresariales petroleros a corto plazo
3.02.01.02.06	Obtención de préstamos de los entes descentralizados con fines empresariales no petroleros a corto plazo
3.02.01.02.07	Obtención de préstamos de entes descentralizados financieros bancarios a corto plazo
3.02.01.02.08	Obtención de préstamos de entes descentralizados financieros no bancarios a corto plazo
3.02.01.02.09	Obtención de préstamos del Poder Estadal a corto plazo
3.02.01.02.10	Obtención de préstamos del Poder Municipal a corto plazo
3.02.01.03.00	Colocación de títulos y valores de la deuda pública interna a largo plazo
3.02.01.03.01	Colocación de bonos a largo plazo
3.02.01.03.02	Colocación de letras del tesoro a largo plazo
3.02.01.04.00	Obtención de préstamos internos a largo plazo
3.02.01.04.01	Obtención de préstamos del sector privado a largo plazo
3.02.01.04.02	Obtención de préstamos de la República a largo plazo
3.02.01.04.03	Obtención de préstamos de los entes descentralizados sin fines empresariales a largo plazo
3.02.01.04.04	Obtención de préstamos de las instituciones de protección social a largo plazo
3.02.01.04.05	Obtención de préstamos de los entes descentralizados con fines empresariales petroleros a largo plazo
3.02.01.04.06	Obtención de préstamos de los entes descentralizados con fines empresariales no petroleros a largo plazo
3.02.01.04.07	Obtención de préstamos de entes descentralizados financieros bancarios a largo plazo
3.02.01.04.08	Obtención de préstamos de entes descentralizados financieros no bancarios a largo plazo
3.02.01.04.09	Obtención de préstamos del Poder Estadal a largo plazo
3.02.01.04.10	Obtención de préstamos del Poder Municipal a largo plazo
3.02.02.00.00	**Endeudamiento público externo**
3.02.02.01.00	Colocación de títulos y valores de la deuda pública externa a corto plazo

3.02.02.02.00	Obtención de préstamos externos a corto plazo
3.02.02.02.01	Obtención de préstamos de gobiernos extranjeros a corto plazo
3.02.02.02.02	Obtención de préstamos de organismos internacionales a corto plazo
3.02.02.02.03	Obtención de préstamos de instituciones financieras externas a corto plazo
3.02.02.02.04	Obtención de préstamos de proveedores de bienes y servicios externos a corto plazo
3.02.02.03.00	Colocación de títulos y valores de la deuda pública externa a largo plazo
3.02.02.04.00	Obtención de préstamos externos a largo plazo
3.02.02.04.01	Obtención de préstamos de gobiernos extranjeros a largo plazo
3.02.02.04.02	Obtención de préstamos de organismos internacionales a largo plazo
3.02.02.04.03	Obtención de préstamos de instituciones financieras externas a largo plazo
3.02.02.04.04	Obtención de préstamos de proveedores de bienes y servicios externos a largo plazo
3.02.03.00.00	**Ingresos por operaciones diversas**
3.02.03.01.00	Liquidación de entes descentralizados
3.02.03.02.00	Herencias vacantes y donaciones
3.02.03.03.00	Prima en colocación de títulos y valores de la deuda pública
3.02.03.05.00	Ingresos por procesos licitatorios
3.02.03.05.01	Cuotas por participación
3.02.03.05.02	Bonos de desempate
3.02.03.05.99	Otros ingresos por procesos licitatorios
3.02.04.00.00	**Reintegro de fondos correspondientes a ejercicios anteriores**
3.02.04.01.00	Reintegro proveniente de bonos de exportación
3.02.04.02.00	Reintegro de fondos efectuado por organismos públicos proveniente de bonos de exportación
3.02.05.00.00	**Ingresos por obtención indebida de devoluciones o reintegros**
3.02.05.01.00	Ingresos por obtención indebida de devoluciones o reintegros

3.02.06.00.00	**Impuesto a las transacciones financieras**
3.02.06.01.00	Impuesto a las transacciones financieras
3.02.06.02.00	Reparos administrativos al impuesto a las transacciones financieras
3.02.06.03.00	Multas y recargos por el impuesto a las transacciones financieras
3.02.99.00.00	**Otros ingresos extraordinarios**
3.02.99.01.00	Otros ingresos extraordinarios
3.03.00.00.00	**INGRESOS DE OPERACIÓN**
3.03.01.00.00	**Venta bruta de bienes**
3.03.01.01.00	Venta de productos del sector industrial
3.03.01.02.00	Venta de productos del sector comercial
3.03.02.00.00	**Venta bruta de servicios**
3.03.02.01.00	Venta bruta de servicios
3.03.03.00.00	**Ingresos financieros de instituciones financieras bancarias**
3.03.03.01.00	Ingresos por inversiones en valores
3.03.03.02.00	Ingresos por cartera de créditos
3.03.03.03.00	Ingresos provenientes de la administración de fideicomisos
3.03.03.99.00	Otros ingresos financieros
3.03.04.00.00	**Ingresos financieros de instituciones financieras no bancarias**
3.03.04.01.00	Ingresos por inversiones en valores
3.03.04.02.00	Ingresos por cartera de créditos
3.03.04.03.00	Ingresos provenientes de la administración de fideicomisos
3.03.04.99.00	Otros ingresos financieros
3.03.05.00.00	**Ingresos por operaciones de seguro**
3.03.05.01.00	Ingresos por operaciones de primas de seguro
3.03.05.02.00	Ingresos por operaciones de reaseguro
3.03.05.03.00	Ingresos por salvamento de siniestros
3.03.05.99.00	Otros ingresos por operaciones de seguro
3.03.99.00.00	**Otros ingresos de operación**
3.03.99.01.00	Otros ingresos de operación

3.04.00.00.00	**INGRESOS AJENOS A LA OPERACIÓN**
3.04.01.00.00	**Subsidios para precios y tarifas**
3.04.01.01.00	Subsidios para precios y tarifas
3.04.02.00.00	**Incentivos a la exportación**
3.04.02.01.00	Incentivos a la exportación
3.04.99.00.00	**Otros ingresos ajenos a la operación**
3.04.99.01.00	Otros ingresos ajenos a la operación
3.05.00.00.00	**TRANSFERENCIAS Y DONACIONES**
3.05.01.00.00	**Transferencias y donaciones corrientes**
3.05.01.01.00	Transferencias corrientes internas del sector privado
3.05.01.01.01	Transferencias corrientes internas de personas
3.05.01.01.02	Transferencias corrientes internas de instituciones sin fines de lucro
3.05.01.01.03	Transferencias corrientes internas de empresas privadas
3.05.01.02.00	Donaciones corrientes internas del sector privado
3.05.01.02.01	Donaciones corrientes internas de personas
3.05.01.02.02	Donaciones corrientes internas de instituciones sin fines de lucro
3.05.01.02.03	Donaciones corrientes internas de empresas privadas
3.05.01.03.00	Transferencias corrientes internas del sector público
3.05.01.03.01	Transferencias corrientes internas de la República
3.05.01.03.02	Transferencias corrientes internas de entes descentralizados sin fines empresariales
3.05.01.03.03	Transferencias corrientes internas de instituciones de protección social
3.05.01.03.04	Transferencias corrientes internas de entes descentralizados con fines empresariales petroleros
3.05.01.03.05	Transferencias corrientes internas de entes descentralizados con fines empresariales no petroleros
3.05.01.03.06	Transferencias corrientes internas de entes descentralizados financieros bancarios
3.05.01.03.07	Transferencias corrientes internas de entes descentralizados financieros no bancarios
3.05.01.03.08	Transferencias corrientes internas del Poder Estadal

3.05.01.03.09	Transferencias corrientes internas del Poder Municipal
3.05.01.03.99	Otras transferencias corrientes internas del sector público
3.05.01.04.00	Donaciones corrientes internas del sector público
3.05.01.04.01	Donaciones corrientes internas de la República
3.05.01.04.02	Donaciones corrientes internas de entes descentralizados sin fines empresariales
3.05.01.04.03	Donaciones corrientes internas de instituciones de protección social
3.05.01.04.04	Donaciones corrientes internas de entes descentralizados con fines empresariales petroleros
3.05.01.04.05	Donaciones corrientes internas de entes descentralizados con fines empresariales no petroleros
3.05.01.04.06	Donaciones corrientes internas de entes descentralizados financieros bancarios
3.05.01.04.07	Donaciones corrientes internas de entes descentralizados financieros no bancarios
3.05.01.04.08	Donaciones corrientes internas del Poder Estadal
3.05.01.04.09	Donaciones corrientes internas del Poder Municipal
3.05.01.05.00	Transferencias corrientes del exterior
3.05.01.05.01	Transferencias corrientes de instituciones sin fines de lucro
3.05.01.05.02	Transferencias corrientes de gobiernos extranjeros
3.05.01.05.03	Transferencias corrientes de organismos internacionales
3.05.01.06.00	Donaciones corrientes del exterior
3.05.01.06.01	Donaciones corrientes de personas
3.05.01.06.02	Donaciones corrientes de instituciones sin fines de lucro
3.05.01.06.03	Donaciones corrientes de gobiernos extranjeros
3.05.01.06.04	Donaciones corrientes de organismos internacionales
3.05.02.00.00	**Transferencias y donaciones de capital**
3.05.02.01.00	Transferencias de capital internas del sector privado
3.05.02.01.01	Transferencias de capital internas de personas
3.05.02.01.02	Transferencias de capital internas de instituciones sin fines de lucro
3.05.02.01.03	Transferencias de capital internas de empresas privadas

3.05.02.02.00	Donaciones de capital internas del sector privado
3.05.02.02.01	Donaciones de capital internas de personas
3.05.02.02.02	Donaciones de capital internas de instituciones sin fines de lucro
3.05.02.02.03	Donaciones de capital internas de empresas privadas
3.05.02.03.00	Transferencias de capital internas del sector público
3.05.02.03.01	Transferencias de capital internas de la República
3.05.02.03.02	Transferencias de capital internas de entes descentralizados sin fines empresariales
3.05.02.03.03	Transferencias de capital internas de instituciones de protección social
3.05.02.03.04	Transferencias de capital internas de entes descentralizados con fines empresariales petroleros
3.05.02.03.05	Transferencias de capital internas de entes descentralizados con fines empresariales no petroleros
3.05.02.03.06	Transferencias de capital internas de entes descentralizados financieros bancarios
3.05.02.03.07	Transferencias de capital internas de entes descentralizados financieros no bancarios
3.05.02.03.08	Transferencias de capital internas del Poder Estadal
3.05.02.03.09	Transferencias de capital internas del Poder Municipal
3.05.02.03.99	Otras transferencias de capital del sector público
3.05.02.04.00	Donaciones de capital internas del sector público
3.05.02.04.01	Donaciones de capital internas de la República
3.05.02.04.02	Donaciones de capital internas de entes descentralizados sin fines empresariales
3.05.02.04.03	Donaciones de capital internas de instituciones de protección social
3.05.02.04.04	Donaciones de capital internas de entes descentralizados con fines empresariales petroleros
3.05.02.04.05	Donaciones de capital internas de entes descentralizados con fines empresariales no petroleros
3.05.02.04.06	Donaciones de capital internas de entes descentralizados financieros bancarios
3.05.02.04.07	Donaciones de capital internas de entes descentralizados financieros no bancarios

3.05.02.04.08	Donaciones de capital internas del Poder Estadal
3.05.02.04.09	Donaciones de capital internas del Poder Municipal
3.05.02.05.00	Transferencias de capital del exterior
3.05.02.05.01	Transferencias de capital de instituciones sin fines de lucro
3.05.02.05.02	Transferencias de capital de gobiernos extranjeros
3.05.02.05.03	Transferencias de capital de organismos internacionales
3.05.02.06.00	Donaciones de capital del exterior
3.05.02.06.01	Donaciones de capital de personas
3.05.02.06.02	Donaciones de capital de instituciones sin fines de lucro
3.05.02.06.03	Donaciones de capital de gobiernos extranjeros
3.05.02.06.04	Donaciones de capital de organismos internacionales
3.05.03.00.00	**Situado**
3.05.03.01.00	Situado Constitucional
3.05.03.01.01	Situado Estadal
3.05.03.01.02	Situado Municipal
3.05.03.02.00	Situado Estadal a Municipal
3.05.04.00.00	**Subsidio de Régimen Especial**
3.05.04.01.00	Subsidio de Régimen Especial
3.05.05.00.00	**Subsidio de Capitalidad**
3.05.05.01.00	Subsidio de Capitalidad
3.05.06.00.00	**Asignaciones Económicas Especiales (LAEE)**
3.05.06.01.00	Asignaciones Económicas Especiales (LAEE) Estadal
3.05.06.02.00	Asignaciones Económicas Especiales (LAEE) Estadal a Municipal
3.05.06.03.00	Asignaciones Económicas Especiales (LAEE) Municipal
3.05.06.04.00	Asignaciones Económicas Especiales (LAEE) Fondo Nacional de los Consejos Comunales
3.05.06.05.00	Asignaciones Económicas Especiales (LAEE) Apoyo al Fortalecimiento Institucional
3.05.07.00.00	**Fondo Intergubernamental para la Descentralización (FIDES)**
3.05.07.01.00	Fondo Intergubernamental para la Descentralización (FIDES)

3.05.08.00.00	**Fondo de Compensación Interterritorial**
3.05.08.01.00	Fondo de Compensación Interterritorial Estadal
3.05.08.02.00	Fondo de Compensación Interterritorial Municipal
3.05.08.03.00	Fondo de Compensación Interterritorial Poder Popular
3.05.08.04.00	Fondo de Compensación Interterritorial Fortalecimiento Institucional
3.05.09.00.00	**Aportes del Sector Público al Poder Estadal y al Poder Municipal por transferencia de servicios**
3.05.09.01.00	Aportes del Sector Público al Poder Estadal por transferencia de servicios
3.05.09.02.00	Aportes del Sector Público al Poder Municipal por transferencia de servicios
3.05.10.00.00	**Transferencias y donaciones de Organismos del Sector Público a los Consejos Comunales**
3.05.10.01.00	Transferencias y donaciones corrientes de Organismos del Sector Público a los Consejos Comunales
3.05.10.01.01	Transferencias corrientes de Organismos del Sector Público a los Consejos Comunales
3.05.10.01.02	Donaciones corrientes de Organismos del Sector Público a los Consejos Comunales
3.05.10.02.00	Transferencias y donaciones de capital de Organismos del Sector Público a los Consejos Comunales
3.05.10.02.01	Transferencias de capital de Organismos del Sector Público a los Consejos Comunales
3.05.10.02.02	Donaciones de capital de Organismos del Sector Público a los Consejos Comunales
3.06.00.00.00	**RECURSOS PROPIOS DE CAPITAL**
3.06.01.00.00	**Venta y/o desincorporación de activos fijos**
3.06.01.01.00	Venta y/o desincorporación de tierras y terrenos
3.06.01.02.00	Venta y/o desincorporación de edificios e instalaciones
3.06.01.03.00	Venta y/o desincorporación de maquinarias, equipos y semovientes
3.06.01.03.01	Venta y/o desincorporación de maquinarias y demás equipos de construcción, campo, industria y taller
3.06.01.03.02	Venta y/o desincorporación de equipos de transporte, tracción y elevación

3.06.01.03.03	Venta y/o desincorporación de equipos de comunicaciones y de señalamiento
3.06.01.03.04	Venta y/o desincorporación de equipos médico - quirúrgicos, dentales y de veterinaria
3.06.01.03.05	Venta y/o desincorporación de equipos científicos, religiosos, de enseñanza y recreación
3.06.01.03.06	Venta y/o desincorporación de equipos para la seguridad pública
3.06.01.03.07	Venta y/o desincorporación de máquinas, muebles y demás equipos de oficina y alojamiento
3.06.01.03.08	Venta y/o desincorporación de semovientes
3.06.01.03.99	Venta y/o desincorporación de otros activos fijos
3.06.02.00.00	**Venta de activos intangibles**
3.06.02.01.00	Venta de marcas de fábrica y patentes de invención
3.06.02.02.00	Venta de derechos de autor
3.06.02.03.00	Recuperación de gastos de organización
3.06.02.04.00	Venta de paquetes y programas de computación
3.06.02.05.00	Venta de estudios y proyectos
3.06.02.99.00	Venta de otros activos intangibles
3.06.03.00.00	**Incremento de la depreciación y amortización acumuladas**
3.06.03.01.00	Incremento de la depreciación acumulada
3.06.03.01.01	Incremento de la depreciación acumulada de edificios e instalaciones
3.06.03.01.02	Incremento de la depreciación acumulada de maquinarias y demás equipos de construcción, campo, industria y taller
3.06.03.01.03	Incremento de la depreciación acumulada de equipos de transporte, tracción y elevación
3.06.03.01.04	Incremento de la depreciación acumulada de equipos de comunicaciones y de señalamiento
3.06.03.01.05	Incremento de la depreciación acumulada de equipos médico - quirúrgicos, dentales y de veterinaria
3.06.03.01.06	Incremento de la depreciación acumulada de equipos científicos, religiosos, de enseñanza y recreación
3.06.03.01.07	Incremento de la depreciación acumulada de equipos para la seguridad pública

3.06.03.01.08	Incremento de la depreciación acumulada de máquinas, muebles y demás equipos de oficina y alojamiento
3.06.03.01.09	Incremento de la depreciación acumulada de semovientes
3.06.03.01.99	Incremento de la depreciación acumulada de otros activos fijos
3.06.03.02.00	Incremento de la amortización acumulada
3.06.03.02.01	Incremento de la amortización acumulada de marcas de fábrica y patentes de invención
3.06.03.02.02	Incremento de la amortización acumulada de derechos de autor
3.06.03.02.03	Incremento de la amortización acumulada de gastos de organización
3.06.03.02.04	Incremento de la amortización acumulada de paquetes y programas de computación
3.06.03.02.05	Incremento de la amortización acumulada de estudios y proyectos
3.06.03.02.99	Incremento de la amortización acumulada de otros activos intangibles
3.07.00.00.00	**VENTA DE TÍTULOS Y VALORES QUE NO OTORGAN PROPIEDAD**
3.07.01.00.00	**Venta de títulos y valores de corto plazo**
3.07.01.01.00	Venta de títulos y valores privados de corto plazo
3.07.01.02.00	Venta de títulos y valores públicos de corto plazo
3.07.01.03.00	Venta de títulos y valores externos de corto plazo
3.07.02.00.00	**Venta de títulos y valores de largo plazo**
3.07.02.01.00	Venta de títulos y valores privados de largo plazo
3.07.02.02.00	Venta de títulos y valores públicos de largo plazo
3.07.02.03.00	Venta de títulos y valores externos de largo plazo
3.08.00.00.00	**VENTA DE ACCIONES Y PARTICIPACIONES DE CAPITAL**
3.08.01.00.00	**Venta de acciones y participaciones de capital del sector privado**
3.08.01.01.00	Venta de acciones y participaciones de capital del sector privado
3.08.02.00.00	**Venta de acciones y participaciones de capital del sector público**
3.08.02.01.00	Venta de acciones y participaciones de capital de entes descentralizados sin fines empresariales

3.08.02.02.00	Venta de acciones y participaciones de capital de instituciones de protección social
3.08.02.03.00	Venta de acciones y participaciones de capital de entes descentralizados con fines empresariales petroleros
3.08.02.04.00	Venta de acciones y participaciones de capital de entes descentralizados con fines empresariales no petroleros
3.08.02.05.00	Venta de acciones y participaciones de capital de entes descentralizados financieros bancarios
3.08.02.06.00	Venta de acciones y participaciones de capital de entes descentralizados financieros no bancarios
3.08.03.00.00	**Venta de acciones y participaciones de capital del sector externo**
3.08.03.01.00	Venta de acciones y participaciones de capital de organismos internacionales
3.08.03.99.00	Venta de acciones y participaciones de capital de otros entes del sector externo
3.09.00.00.00	**RECUPERACIÓN DE PRÉSTAMOS DE CORTO PLAZO**
3.09.01.00.00	**Recuperación de préstamos otorgados al sector privado de corto plazo**
3.09.01.01.00	Recuperación de préstamos otorgados al sector privado de corto plazo
3.09.02.00.00	**Recuperación de préstamos otorgados al sector público de corto plazo**
3.09.02.01.00	Recuperación de préstamos otorgados a la República de corto plazo
3.09.02.02.00	Recuperación de préstamos otorgados a entes descentralizados sin fines empresariales de corto plazo
3.09.02.03.00	Recuperación de préstamos otorgados a instituciones de protección social de corto plazo
3.09.02.04.00	Recuperación de préstamos otorgados a entes descentralizados con fines empresariales petroleros de corto plazo
3.09.02.05.00	Recuperación de préstamos otorgados a entes descentralizados con fines empresariales no petroleros de corto plazo
3.09.02.06.00	Recuperación de préstamos otorgados a entes descentralizados financieros bancarios de corto plazo
3.09.02.07.00	Recuperación de préstamos otorgados a entes descentralizados financieros no bancarios de corto plazo

3.09.02.08.00	Recuperación de préstamos otorgados al Poder Estadal de corto plazo
3.09.02.09.00	Recuperación de préstamos otorgados al Poder Municipal de corto plazo
3.09.03.00.00	**Recuperación de préstamos otorgados al sector externo de corto plazo**
3.09.03.01.00	Recuperación de préstamos otorgados a instituciones sin fines de lucro de corto plazo
3.09.03.02.00	Recuperación de préstamos otorgados a gobiernos extranjeros de corto plazo
3.09.03.03.00	Recuperación de préstamos otorgados a los organismos internacionales de corto plazo
3.10.00.00.00	**RECUPERACIÓN DE PRÉSTAMOS DE LARGO PLAZO**
3.10.01.00.00	**Recuperación de préstamos otorgados al sector privado de largo plazo**
3.10.01.01.00	Recuperación de préstamos otorgados al sector privado de largo plazo
3.10.02.00.00	**Recuperación de préstamos otorgados al sector público de largo plazo**
3.10.02.01.00	Recuperación de préstamos otorgados a la República de largo plazo
3.10.02.02.00	Recuperación de préstamos otorgados a entes descentralizados sin fines empresariales de largo plazo
3.10.02.03.00	Recuperación de préstamos otorgados a instituciones de protección social de largo plazo
3.10.02.04.00	Recuperación de préstamos otorgados a entes descentralizados con fines empresariales petroleros de largo plazo
3.10.02.05.00	Recuperación de préstamos otorgados a entes descentralizados con fines empresariales no petroleros de largo plazo
3.10.02.06.00	Recuperación de préstamos otorgados a entes descentralizados financieros bancarios de largo plazo
3.10.02.07.00	Recuperación de préstamos otorgados a entes descentralizados financieros no bancarios de largo plazo
3.10.02.08.00	Recuperación de préstamos otorgados al Poder Estadal de largo plazo
3.10.02.09.00	Recuperación de préstamos otorgados al Poder Municipal de largo plazo

3.10.03.00.00	**Recuperación de préstamos otorgados al sector externo de largo plazo**
3.10.03.01.00	Recuperación de préstamos otorgados a instituciones sin fines de lucro de largo plazo
3.10.03.02.00	Recuperación de préstamos otorgados a gobiernos extranjeros de largo plazo
3.10.03.03.00	Recuperación de préstamos otorgados a organismos internacionales de largo plazo
3.11.00.00.00	**DISMINUCIÓN DE OTROS ACTIVOS FINANCIEROS**
3.11.01.00.00	**Disminución de disponibilidades**
3.11.01.01.00	Disminución de caja
3.11.01.02.00	Disminución de bancos
3.11.01.02.01	Disminución de bancos públicos
3.11.01.02.02	Disminución de bancos privados
3.11.01.02.03	Disminución de bancos en el exterior
3.11.01.03.00	Disminución de inversiones temporales
3.11.02.00.00	**Disminución de cuentas por cobrar a corto plazo**
3.11.02.01.00	Disminución de cuentas comerciales por cobrar a corto plazo
3.11.02.02.00	Disminución de rentas por recaudar a corto plazo
3.11.02.03.00	Disminución de deudas de cuentas por rendir a corto plazo
3.11.02.03.01	Disminución de deudas de cuentadantes por rendir de fondos en avance a corto plazo
3.11.02.03.02	Disminución de deudas de cuentadantes por rendir de fondos en anticipos a corto plazo
3.11.02.99.00	Disminución de otras cuentas por cobrar a corto plazo
3.11.03.00.00	**Disminución de efectos por cobrar a corto plazo**
3.11.03.01.00	Disminución de efectos comerciales por cobrar a corto plazo
3.11.03.99.00	Disminución de otros efectos por cobrar a corto plazo
3.11.04.00.00	**Disminución de cuentas por cobrar a mediano y largo plazo**
3.11.04.01.00	Disminución de cuentas comerciales por cobrar a mediano y largo plazo
3.11.04.02.00	Disminución de rentas por recaudar a mediano y largo plazo

3.11.04.99.00	Disminución de otras cuentas por cobrar a mediano y largo plazo
3.11.05.00.00	**Disminución de efectos por cobrar a mediano y largo plazo**
3.11.05.01.00	Disminución de efectos comerciales por cobrar a mediano y largo plazo
3.11.05.99.00	Disminución de otros efectos por cobrar a mediano y largo plazo
3.11.06.00.00	**Disminución de fondos en avance, anticipo y en fideicomiso**
3.11.06.01.00	Disminución de fondos en avance
3.11.06.02.00	Disminución de fondos en anticipo
3.11.06.03.00	Disminución de fondos en fideicomiso
3.11.06.04.00	Disminución de anticipos a proveedores
3.11.06.05.00	Disminución de anticipos a contratistas, por contratos a corto plazo
3.11.06.06.00	Disminución de anticipos a contratistas, por contratos a mediano y largo plazo
3.11.07.00.00	**Disminución de activos diferidos a corto plazo**
3.11.07.01.00	Disminución de gastos a corto plazo pagados por anticipado
3.11.07.01.01	Disminución de intereses de la deuda pública interna a corto plazo pagados por anticipado
3.11.07.01.02	Disminución de intereses de la deuda pública externa a corto plazo pagados por anticipado
3.11.07.01.03	Disminución de otros intereses a corto plazo pagados por anticipado
3.11.07.01.04	Disminución de débitos por apertura de cartas de crédito a corto plazo
3.11.07.01.99	Disminución de otros gastos a corto plazo pagados por anticipado
3.11.07.02.00	Disminución de depósitos en garantía a corto plazo
3.11.07.99.00	Disminución de otros activos diferidos a corto plazo
3.11.08.00.00	**Disminución de activos diferidos a mediano y largo plazo**
3.11.08.01.00	Disminución de gastos a mediano y largo plazo pagados por anticipado
3.11.08.01.01	Disminución de intereses de la deuda pública interna a largo plazo pagados por anticipado

3.11.08.01.02	Disminución de intereses de la deuda pública externa a largo plazo pagados por anticipado
3.11.08.01.03	Disminución de otros intereses a mediano y largo plazo pagados por anticipado
3.11.08.01.99	Disminución de otros gastos a mediano y largo plazo pagados por anticipado
3.11.08.02.00	Disminución de depósitos en garantía a mediano y largo plazo
3.11.08.99.00	Disminución de otros activos diferidos a mediano y largo plazo
3.11.09.00.00	**Disminución del Fondo de Estabilización Macroeconómica (FEM)**
3.11.09.01.00	Disminución del Fondo de Estabilización Macroeconómica (FEM) de la República
3.11.09.02.00	Disminución del Fondo de Estabilización Macroeconómica (FEM) del Poder Estadal
3.11.09.03.00	Disminución del Fondo de Estabilización Macroeconómica (FEM) del Poder Municipal
3.11.10.00.00	**Disminución del Fondo de Ahorro Intergeneracional**
3.11.10.01.00	Disminución del Fondo de Ahorro Intergeneracional
3.11.12.00.00	**Disminución del Fondo de Aporte del Sector Público**
3.11.12.01.00	Disminución del Fondo de Aporte del Sector Público
3.11.20.00.00	**Disminución de activos en proceso judicial**
3.11.20.01.00	Disminución de activos financieros en gestión judicial a mediano y largo plazo
3.11.20.02.00	Disminución de títulos y otros valores de la deuda pública en litigio a largo plazo
3.11.99.00.00	**Disminución de otros activos financieros**
3.11.99.01.00	Disminución de otros activos financieros circulantes
3.11.99.02.00	Disminución de otros activos financieros no circulantes
3.12.00.00.00	**INCREMENTO DE PASIVOS**
3.12.01.00.00	**Incremento de gastos de personal por pagar**
3.12.01.01.00	Incremento de sueldos, salarios y otras remuneraciones por pagar
3.12.02.00.00	**Incremento de aportes patronales y retenciones laborales por pagar**

3.12.02.01.00	Incremento de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)
3.12.02.02.00	Incremento de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)
3.12.02.03.00	Incremento de aportes patronales y retenciones laborales por pagar al Fondo de Jubilaciones
3.12.02.04.00	Incremento de aportes patronales y retenciones laborales por pagar al Fondo de Seguro de Paro Forzoso
3.12.02.05.00	Incremento de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Habitacional
3.12.02.06.00	Incremento de aportes patronales y retenciones laborales por pagar por seguro de vida, accidentes personales, hospitalización, cirugía y maternidad (HCM) y gastos funerarios
3.12.02.07.00	Incremento de aportes patronales y retenciones laborales por pagar a cajas de ahorro
3.12.02.08.00	Incremento de aportes patronales y retenciones laborales por pagar a los organismos de seguridad social
3.12.02.09.00	Incremento de aportes patronales y retenciones laborales por pagar al Instituto Nacional de Capacitación y Educación Socialista (Inces)
3.12.02.10.00	Incremento de aportes patronales y retenciones laborales por pagar por pensión alimenticia
3.12.02.99.00	Incremento de otros aportes patronales y otras retenciones laborales por pagar
3.12.02.99.01	Incremento de otros aportes patronales por pagar
3.12.02.99.02	Incremento de otras retenciones laborales por pagar
3.12.03.00.00	**Incremento de cuentas y efectos por pagar a proveedores**
3.12.03.01.00	Incremento de cuentas por pagar a proveedores a corto plazo
3.12.03.02.00	Incremento de efectos por pagar a proveedores a corto plazo
3.12.03.03.00	Incremento de cuentas por pagar a proveedores a mediano y largo plazo
3.12.03.04.00	Incremento de efectos por pagar a proveedores a mediano y largo plazo
3.12.04.00.00	**Incremento de cuentas y efectos por pagar a contratistas**
3.12.04.01.00	Incremento de cuentas por pagar a contratistas a corto plazo
3.12.04.02.00	Incremento de efectos por pagar a contratistas a corto plazo

3.12.04.03.00	Incremento de cuentas por pagar a contratistas a mediano y largo plazo
3.12.04.04.00	Incremento de efectos por pagar a contratistas a mediano y largo plazo
3.12.05.00.00	**Incremento de intereses por pagar**
3.12.05.01.00	Incremento de intereses internos por pagar
3.12.05.02.00	Incremento de intereses externos por pagar
3.12.06.00.00	**Incremento de otras cuentas y efectos por pagar**
3.12.06.01.00	Incremento de otras cuentas por pagar a corto plazo
3.12.06.02.00	Incremento de otras obligaciones de ejercicios anteriores por pagar
3.12.06.03.00	Incremento de otros efectos por pagar a corto plazo
3.12.07.00.00	**Incremento de pasivos diferidos**
3.12.07.01.00	Incremento de pasivos diferidos a corto plazo
3.12.07.01.01	Incremento de rentas diferidas por recaudar a corto plazo
3.12.07.02.00	Incremento de pasivos diferidos a mediano y largo plazo
3.12.07.02.01	Incremento de colocación de certificados de reintegro tributario
3.12.07.02.02	Incremento de colocación de bonos de exportación
3.12.07.02.03	Incremento de colocación de bonos en dación de pagos
3.12.08.00.00	**Incremento de provisiones y reservas técnicas**
3.12.08.01.00	Incremento de provisiones
3.12.08.01.01	Incremento de provisiones para cuentas incobrables
3.12.08.01.02	Incremento de provisiones para despidos
3.12.08.01.03	Incremento de provisiones para pérdidas de inventarios
3.12.08.01.04	Incremento de provisiones para beneficios sociales
3.12.08.01.99	Incremento de otras provisiones
3.12.08.02.00	Incremento de reservas técnicas
3.12.09.00.00	**Incremento de fondos de terceros**
3.12.09.01.00	Incremento de depósitos recibidos en garantía
3.12.09.99.00	Incremento de otros fondos de terceros
3.12.10.00.00	**Incremento de depósitos en instituciones financieras**
3.12.10.01.00	Incremento de depósitos a la vista

3.12.10.01.01	Incremento de depósitos a la vista de organismos del sector público
3.12.10.01.02	Incremento de depósitos a la vista de personas naturales y jurídicas del sector privado
3.12.10.02.00	Incremento de depósitos a plazo fijo
3.12.10.02.01	Incremento de depósitos a plazo fijo de organismos del sector público
3.12.10.02.02	Incremento de depósitos a plazo fijo de personas naturales y jurídicas del sector privado
3.12.11.00.00	**Reestructuración y/o refinanciamiento de la deuda pública**
3.12.11.01.00	Incremento por reestructuración y/o refinanciamiento de la deuda pública interna de largo plazo en corto plazo
3.12.11.02.00	Incremento por reestructuración y/o refinanciamiento de la deuda pública interna de corto plazo en largo plazo
3.12.11.03.00	Incremento por reestructuración y/o refinanciamiento de la deuda pública externa de largo plazo en corto plazo
3.12.11.04.00	Incremento por reestructuración y/o refinanciamiento de la deuda pública externa de corto plazo en largo plazo
3.12.11.05.00	Incremento de la deuda pública por distribuir
3.12.11.05.01	Incremento de la deuda pública interna por distribuir
3.12.11.05.02	Incremento de la deuda pública externa por distribuir
3.12.99.00.00	**Incremento de otros pasivos**
3.12.99.01.00	Incremento de otros pasivos a corto plazo
3.12.99.02.00	Incremento de otros pasivos a mediano y largo plazo
3.13.00.00.00	**INCREMENTO DEL PATRIMONIO**
3.13.01.00.00	**Incremento del capital**
3.13.01.01.00	Incremento del capital fiscal e institucional
3.13.01.02.00	Incremento de aportes por capitalizar
3.13.01.03.00	Incremento de dividendos a distribuir
3.13.02.00.00	**Incremento de reservas**
3.13.02.01.00	Incremento de reservas
3.13.03.00.00	**Ajustes por inflación**
3.13.03.01.00	Ajustes por inflación

3.13.04.00.00	**Incremento de resultados**
3.13.04.01.00	Incremento de resultados acumulados
3.13.04.02.00	Incremento de resultados del ejercicio
4.00.00.00.00	**EGRESOS**
4.01.00.00.00	**GASTOS DE PERSONAL**
4.01.01.00.00	**Sueldos, salarios y otras retribuciones**
4.01.01.01.00	Sueldos básicos personal fijo a tiempo completo
4.01.01.02.00	Sueldos básicos personal fijo a tiempo parcial
4.01.01.03.00	Suplencias a empleados
4.01.01.08.00	Sueldo al personal en trámite de nombramiento
4.01.01.09.00	Remuneraciones al personal en período de disponibilidad
4.01.01.10.00	Salarios a obreros en puestos permanentes a tiempo completo
4.01.01.11.00	Salarios a obreros en puestos permanentes a tiempo parcial
4.01.01.12.00	Salarios a obreros en puestos no permanentes
4.01.01.13.00	Suplencias a obreros
4.01.01.18.00	Remuneraciones al personal contratado
4.01.01.19.00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares
4.01.01.20.00	Sueldo del personal militar profesional
4.01.01.21.00	Sueldo o ración del personal militar no profesional
4.01.01.22.00	Sueldo del personal militar de reserva
4.01.01.29.00	Dietas
4.01.01.30.00	Retribución al personal de reserva
4.01.01.35.00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.01.36.00	Sueldo básico del personal de alto nivel y de dirección
4.01.01.37.00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.01.38.00	Dietas del personal de alto nivel y de dirección
4.01.01.99.00	Otras retribuciones
4.01.02.00.00	**Compensaciones previstas en las escalas de sueldos y salarios**

4.01.02.01.00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo
4.01.02.02.00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial
4.01.02.03.00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo
4.01.02.04.00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo parcial
4.01.02.05.00	Compensaciones previstas en las escalas de sueldos al personal militar
4.01.02.06.00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.02.07.00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección
4.01.03.00.00	**Primas**
4.01.03.01.00	Primas por mérito a empleados
4.01.03.02.00	Primas de transporte a empleados
4.01.03.03.00	Primas por hogar a empleados
4.01.03.04.00	Primas por hijos a empleados
4.01.03.05.00	Primas por alquileres a empleados
4.01.03.06.00	Primas por residencia a empleados
4.01.03.07.00	Primas por categoría de escuelas a empleados
4.01.03.08.00	Primas de profesionalización a empleados
4.01.03.09.00	Primas por antigüedad a empleados
4.01.03.10.00	Primas por jerarquía o responsabilidad en el cargo
4.01.03.11.00	Primas al personal en servicio en el exterior
4.01.03.16.00	Primas por mérito a obreros
4.01.03.17.00	Primas de transporte a obreros
4.01.03.18.00	Primas por hogar a obreros
4.01.03.19.00	Primas por hijos de obreros
4.01.03.20.00	Primas por residencia a obreros
4.01.03.21.00	Primas por antigüedad a obreros
4.01.03.22.00	Primas de profesionalización a obreros

4.01.03.26.00	Primas por hijos al personal militar
4.01.03.27.00	Primas de profesionalización al personal militar
4.01.03.28.00	Primas por antigüedad al personal militar
4.01.03.29.00	Primas por potencial de ascenso al personal militar
4.01.03.30.00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad
4.01.03.31.00	Primas por riesgo al personal militar y de seguridad
4.01.03.37.00	Primas de transporte al personal contratado
4.01.03.38.00	Primas por hogar al personal contratado
4.01.03.39.00	Primas por hijos al personal contratado
4.01.03.40.00	Primas de profesionalización al personal contratado
4.01.03.41.00	Primas por antigüedad al personal contratado
4.01.03.46.00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.03.47.00	Primas al personal de alto nivel y de dirección
4.01.03.94.00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.03.95.00	Otras primas al personal de alto nivel y de dirección
4.01.03.96.00	Otras primas al personal contratado
4.01.03.97.00	Otras primas a empleados
4.01.03.98.00	Otras primas a obreros
4.01.03.99.00	Otras primas al personal militar
4.01.04.00.00	**Complementos de sueldos y salarios**
4.01.04.01.00	Complemento a empleados por horas extraordinarias o por sobre tiempo
4.01.04.02.00	Complemento a empleados por trabajo nocturno
4.01.04.03.00	Complemento a empleados por gastos de alimentación
4.01.04.04.00	Complemento a empleados por gastos de transporte
4.01.04.05.00	Complemento a empleados por gastos de representación
4.01.04.06.00	Complemento a empleados por comisión de servicios
4.01.04.07.00	Bonificación a empleados
4.01.04.08.00	Bono compensatorio de alimentación a empleados

4.01.04.09.00	Bono compensatorio de transporte a empleados
4.01.04.10.00	Complemento a empleados por días feriados
4.01.04.14.00	Complemento a obreros por horas extraordinarias o por sobre tiempo
4.01.04.15.00	Complemento a obreros por trabajo o jornada nocturna
4.01.04.16.00	Complemento a obreros por gastos de alimentación
4.01.04.17.00	Complemento a obreros por gastos de transporte
4.01.04.18.00	Bono compensatorio de alimentación a obreros
4.01.04.19.00	Bono compensatorio de transporte a obreros
4.01.04.20.00	Complemento a obreros por días feriados
4.01.04.24.00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo
4.01.04.25.00	Complemento al personal contratado por gastos de alimentación
4.01.04.26.00	Bono compensatorio de alimentación al personal contratado
4.01.04.27.00	Bono compensatorio de transporte al personal contratado
4.01.04.28.00	Complemento al personal contratado por días feriados
4.01.04.32.00	Complemento al personal militar por gastos de alimentación
4.01.04.33.00	Complemento al personal militar por gastos de transporte
4.01.04.34.00	Complemento al personal militar en el exterior
4.01.04.35.00	Bono compensatorio de alimentación al personal militar
4.01.04.43.00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación
4.01.04.44.00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por comisión de servicios
4.01.04.45.00	Bonificación a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.04.46.00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.04.47.00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.04.48.00	Complemento al personal de alto nivel y de dirección por gastos de representación

4.01.04.49.00	Complemento al personal de alto nivel y de dirección por comisión de servicios
4.01.04.50.00	Bonificación al personal de alto nivel y de dirección
4.01.04.51.00	Bono compensatorio de alimentación al personal de alto nivel y de dirección
4.01.04.52.00	Bono compensatorio de transporte al personal de alto nivel y de dirección
4.01.04.94.00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular
4.01.04.95.00	Otros complementos al personal de alto nivel y de dirección
4.01.04.96.00	Otros complementos a empleados
4.01.04.97.00	Otros complementos a obreros
4.01.04.98.00	Otros complementos al personal contratado
4.01.04.99.00	Otros complementos al personal militar
4.01.05.00.00	**Aguinaldos, utilidades o bonificación legal, y bono vacacional**
4.01.05.01.00	Aguinaldos a empleados
4.01.05.02.00	Utilidades legales y convencionales a empleados
4.01.05.03.00	Bono vacacional a empleados
4.01.05.04.00	Aguinaldos a obreros
4.01.05.05.00	Utilidades legales y convencionales a obreros
4.01.05.06.00	Bono vacacional a obreros
4.01.05.07.00	Aguinaldos al personal contratado
4.01.05.08.00	Bono vacacional al personal contratado
4.01.05.09.00	Aguinaldos al personal militar
4.01.05.10.00	Bono vacacional al personal militar
4.01.05.13.00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.05.14.00	Utilidades legales y convencionales a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.05.15.00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.05.16.00	Aguinaldos al personal de alto nivel y de dirección

4.01.05.17.00	Utilidades legales y convencionales al personal de alto nivel y de dirección
4.01.05.18.00	Bono vacacional al personal de alto nivel y de dirección
4.01.06.00.00	**Aportes patronales y legales**
4.01.06.01.00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados
4.01.06.02.00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por empleados
4.01.06.03.00	Aporte patronal al Fondo de Jubilaciones por empleados
4.01.06.04.00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados
4.01.06.05.00	Aporte patronal al Fondo de Ahorro Habitacional por empleados
4.01.06.10.00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros
4.01.06.11.00	Aporte patronal al Fondo de Jubilaciones por obreros
4.01.06.12.00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros
4.01.06.13.00	Aporte patronal al Fondo de Ahorro Habitacional por obreros
4.01.06.18.00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior
4.01.06.19.00	Aporte patronal al Fondo de Ahorro Habitacional por personal militar
4.01.06.25.00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado
4.01.06.26.00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado
4.01.06.31.00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.06.32.00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.06.33.00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular

4.01.06.34.00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.06.39.00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección
4.01.06.40.00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección
4.01.06.41.00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección
4.01.06.42.00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección
4.01.06.93.00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.06.94.00	Otros aportes legales por el personal de alto nivel y de dirección
4.01.06.95.00	Otros aportes legales por personal contratado
4.01.06.96.00	Otros aportes legales por empleados
4.01.06.97.00	Otros aportes legales por obreros
4.01.06.98.00	Otros aportes legales por personal militar
4.01.07.00.00	**Asistencia socio-económica**
4.01.07.01.00	Capacitación y adiestramiento a empleados
4.01.07.02.00	Becas a empleados
4.01.07.03.00	Ayudas por matrimonio a empleados
4.01.07.04.00	Ayudas por nacimiento de hijos a empleados
4.01.07.05.00	Ayudas por defunción a empleados
4.01.07.06.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados
4.01.07.07.00	Aporte patronal a cajas de ahorro por empleados
4.01.07.08.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados
4.01.07.09.00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos
4.01.07.10.00	Dotación de uniformes a empleados
4.01.07.11.00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados

4.01.07.12.00	Aportes para la adquisición de juguetes para los hijos del personal empleado
4.01.07.17.00	Capacitación y adiestramiento a obreros
4.01.07.18.00	Becas a obreros
4.01.07.19.00	Ayudas por matrimonio de obreros
4.01.07.20.00	Ayudas por nacimiento de hijos de obreros
4.01.07.21.00	Ayudas por defunción a obreros
4.01.07.22.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros
4.01.07.23.00	Aporte patronal a cajas de ahorro por obreros
4.01.07.24.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros
4.01.07.25.00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos
4.01.07.26.00	Dotación de uniformes a obreros
4.01.07.27.00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros
4.01.07.28.00	Aportes para la adquisición de juguetes para los hijos del personal obrero
4.01.07.33.00	Asistencia socio-económica al personal contratado
4.01.07.34.00	Capacitación y adiestramiento al personal militar
4.01.07.35.00	Becas al personal militar
4.01.07.36.00	Ayudas por matrimonio al personal militar
4.01.07.37.00	Ayudas por nacimiento de hijos al personal militar
4.01.07.38.00	Ayudas por defunción al personal militar
4.01.07.39.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal militar
4.01.07.40.00	Aporte patronal a caja de ahorro por personal militar
4.01.07.41.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios personal militar
4.01.07.42.00	Ayudas al personal militar para adquisición de uniformes y útiles escolares de sus hijos
4.01.07.43.00	Aportes para la adquisición de juguetes para los hijos del personal militar

4.01.07.44.00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal militar
4.01.07.52.00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.07.53.00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.07.54.00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.07.55.00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.07.56.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.07.57.00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.07.58.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.07.63.00	Capacitación y adiestramiento al personal de alto nivel y de dirección
4.01.07.64.00	Ayudas por matrimonio al personal de alto nivel y de dirección
4.01.07.65.00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección
4.01.07.66.00	Ayudas por defunción al personal de alto nivel y de dirección
4.01.07.67.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección
4.01.07.68.00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección
4.01.07.69.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección
4.01.07.94.00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.07.95.00	Otras subvenciones al personal de alto nivel y de dirección
4.01.07.96.00	Otras subvenciones a empleados
4.01.07.97.00	Otras subvenciones a obreros
4.01.07.98.00	Otras subvenciones al personal militar

4.01.08.00.00	**Prestaciones sociales e indemnizaciones**
4.01.08.01.00	Prestaciones sociales e indemnizaciones a empleados
4.01.08.02.00	Prestaciones sociales e indemnizaciones a obreros
4.01.08.03.00	Prestaciones sociales e indemnizaciones al personal contratado
4.01.08.04.00	Prestaciones sociales e indemnizaciones al personal militar
4.01.08.06.00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.08.07.00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección
4.01.09.00.00	**Capacitación y adiestramiento realizado por personal del organismo**
4.01.09.01.00	Capacitación y adiestramiento realizado por personal del organismo
4.01.94.00.00	**Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular**
4.01.94.01.00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.95.00.00	**Otros gastos del personal de alto nivel y de dirección**
4.01.95.01.00	Otros gastos del personal de alto nivel y de dirección
4.01.96.00.00	**Otros gastos del personal empleado**
4.01.96.01.00	Otros gastos del personal empleado
4.01.97.00.00	**Otros gastos del personal obrero**
4.01.97.01.00	Otros gastos del personal obrero
4.01.98.00.00	**Otros gastos del personal militar**
4.01.98.01.00	Otros gastos del personal militar
4.02.00.00.00	**MATERIALES, SUMINISTROS Y MERCANCÍAS**
4.02.01.00.00	**Productos alimenticios y agropecuarios**
4.02.01.01.00	Alimentos y bebidas para personas
4.02.01.02.00	Alimentos para animales
4.02.01.03.00	Productos agrícolas y pecuarios
4.02.01.04.00	Productos de la caza y pesca
4.02.01.99.00	Otros productos alimenticios y agropecuarios

4.02.02.00.00	**Productos de minas, canteras y yacimientos**
4.02.02.01.00	Carbón mineral
4.02.02.02.00	Petróleo crudo y gas natural
4.02.02.03.00	Mineral de hierro
4.02.02.04.00	Mineral no ferroso
4.02.02.05.00	Piedra, arcilla, arena y tierra
4.02.02.06.00	Mineral para la fabricación de productos químicos
4.02.02.07.00	Sal para uso industrial
4.02.02.99.00	Otros productos de minas, canteras y yacimientos
4.02.03.00.00	**Textiles y vestuarios**
4.02.03.01.00	Textiles
4.02.03.02.00	Prendas de vestir
4.02.03.03.00	Calzados
4.02.03.99.00	Otros productos textiles y vestuarios
4.02.04.00.00	**Productos de cuero y caucho**
4.02.04.01.00	Cueros y pieles
4.02.04.02.00	Productos de cuero y sucedáneos del cuero
4.02.04.03.00	Cauchos y tripas para vehículos
4.02.04.99.00	Otros productos de cuero y caucho
4.02.05.00.00	**Productos de papel, cartón e impresos**
4.02.05.01.00	Pulpa de madera, papel y cartón
4.02.05.02.00	Envases y cajas de papel y cartón
4.02.05.03.00	Productos de papel y cartón para oficina
4.02.05.04.00	Libros, revistas y periódicos
4.02.05.05.00	Material de enseñanza
4.02.05.06.00	Productos de papel y cartón para computación
4.02.05.07.00	Productos de papel y cartón para la imprenta y reproducción
4.02.05.99.00	Otros productos de pulpa, papel y cartón
4.02.06.00.00	**Productos químicos y derivados**
4.02.06.01.00	Sustancias químicas y de uso industrial
4.02.06.02.00	Abonos, plaguicidas y otros

4.02.06.03.00	Tintas, pinturas y colorantes
4.02.06.04.00	Productos farmacéuticos y medicamentos
4.02.06.05.00	Productos de tocador
4.02.06.06.00	Combustibles y lubricantes
4.02.06.07.00	Productos diversos derivados del petróleo y del carbón
4.02.06.08.00	Productos plásticos
4.02.06.09.00	Mezclas explosivas
4.02.06.99.00	Otros productos de la industria química y conexos
4.02.07.00.00	**Productos minerales no metálicos**
4.02.07.01.00	Productos de barro, loza y porcelana
4.02.07.02.00	Vidrios y productos de vidrio
4.02.07.03.00	Productos de arcilla para construcción
4.02.07.04.00	Cemento, cal y yeso
4.02.07.99.00	Otros productos minerales no metálicos
4.02.08.00.00	**Productos metálicos**
4.02.08.01.00	Productos primarios de hierro y acero
4.02.08.02.00	Productos de metales no ferrosos
4.02.08.03.00	Herramientas menores, cuchillería y artículos generales de ferretería
4.02.08.04.00	Productos metálicos estructurales
4.02.08.05.00	Materiales de orden público, seguridad y defensa
4.02.08.07.00	Material de señalamiento
4.02.08.08.00	Material de educación
4.02.08.09.00	Repuestos y accesorios para equipos de transporte
4.02.08.10.00	Repuestos y accesorios para otros equipos
4.02.08.99.00	Otros productos metálicos
4.02.09.00.00	**Productos de madera**
4.02.09.01.00	Productos primarios de madera
4.02.09.02.00	Muebles y accesorios de madera para edificaciones
4.02.09.99.00	Otros productos de madera
4.02.10.00.00	**Productos varios y útiles diversos**

4.02.10.01.00	Artículos de deporte, recreación y juguetes
4.02.10.02.00	Materiales y útiles de limpieza y aseo
4.02.10.03.00	Utensilios de cocina y comedor
4.02.10.04.00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria
4.02.10.05.00	Útiles de escritorio, oficina y materiales de instrucción
4.02.10.06.00	Condecoraciones, ofrendas y similares
4.02.10.07.00	Productos de seguridad en el trabajo
4.02.10.08.00	Materiales para equipos de computación
4.02.10.09.00	Especies timbradas y valores
4.02.10.10.00	Útiles religiosos
4.02.10.11.00	Materiales eléctricos
4.02.10.12.00	Materiales para instalaciones sanitarias
4.02.10.13.00	Materiales fotográficos
4.02.10.99.00	Otros productos y útiles diversos
4.02.11.00.00	**Bienes para la venta**
4.02.11.01.00	Productos y artículos para la venta
4.02.11.02.00	Maquinarias y equipos para la venta
4.02.11.03.00	Inmuebles para la venta
4.02.11.04.00	Tierras y terrenos para la venta
4.02.11.99.00	Otros bienes para la venta
4.02.99.00.00	**Otros materiales y suministros**
4.02.99.01.00	Otros materiales y suministros
4.03.00.00.00	**SERVICIOS NO PERSONALES**
4.03.01.00.00	**Alquileres de inmuebles**
4.03.01.01.00	Alquileres de edificios y locales
4.03.01.02.00	Alquileres de instalaciones culturales y recreativas
4.03.01.03.00	Alquileres de tierras y terrenos
4.03.02.00.00	**Alquileres de maquinaria y equipos**
4.03.02.01.00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller

4.03.02.02.00	Alquileres de equipos de transporte, tracción y elevación
4.03.02.03.00	Alquileres de equipos de comunicaciones y de señalamiento
4.03.02.04.00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria
4.03.02.05.00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación
4.03.02.06.00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento
4.03.02.99.00	Alquileres de otras maquinaria y equipos
4.03.03.00.00	**Derechos sobre bienes intangibles**
4.03.03.01.00	Marcas de fábrica y patentes de invención
4.03.03.02.00	Derechos de autor
4.03.03.03.00	Paquetes y programas de computación
4.03.03.04.00	Concesión de bienes y servicios
4.03.04.00.00	**Servicios básicos**
4.03.04.01.00	Electricidad
4.03.04.02.00	Gas
4.03.04.03.00	Agua
4.03.04.04.00	Teléfonos
4.03.04.05.00	Servicio de comunicaciones
4.03.04.06.00	Servicio de aseo urbano y domiciliario
4.03.04.07.00	Servicio de condominio
4.03.05.00.00	**Servicio de administración, vigilancia y mantenimiento de los servicios básicos**
4.03.05.01.00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad
4.03.05.02.00	Servicio de administración, vigilancia y mantenimiento del servicio de gas
4.03.05.03.00	Servicio de administración, vigilancia y mantenimiento del servicio de agua
4.03.05.04.00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos
4.03.05.05.00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones

4.03.05.06.00	Servicio de administración, vigilancia y mantenimiento del servicio de aseo urbano y domiciliario
4.03.06.00.00	**Servicios de transporte y almacenaje**
4.03.06.01.00	Fletes y embalajes
4.03.06.02.00	Almacenaje
4.03.06.03.00	Estacionamiento
4.03.06.04.00	Peaje
4.03.06.05.00	Servicios de protección en traslado de fondos y de mensajería
4.03.07.00.00	**Servicios de información, impresión y relaciones públicas**
4.03.07.01.00	Publicidad y propaganda
4.03.07.02.00	Imprenta y reproducción
4.03.07.03.00	Relaciones sociales
4.03.07.04.00	Avisos
4.03.08.00.00	**Primas y otros gastos de seguros y comisiones bancarias**
4.03.08.01.00	Primas y gastos de seguros
4.03.08.02.00	Comisiones y gastos bancarios
4.03.08.03.00	Comisiones y gastos de adquisición de seguros
4.03.09.00.00	**Viáticos y pasajes**
4.03.09.01.00	Viáticos y pasajes dentro del país
4.03.09.02.00	Viáticos y pasajes fuera del país
4.03.09.03.00	Asignación por kilómetros recorridos
4.03.10.00.00	**Servicios profesionales y técnicos**
4.03.10.01.00	Servicios jurídicos
4.03.10.02.00	Servicios de contabilidad y auditoría
4.03.10.03.00	Servicios de procesamiento de datos
4.03.10.04.00	Servicios de ingeniería y arquitectónicos
4.03.10.05.00	Servicios médicos, odontológicos y otros servicios de sanidad
4.03.10.06.00	Servicios de veterinaria
4.03.10.07.00	Servicios de capacitación y adiestramiento
4.03.10.08.00	Servicios presupuestarios
4.03.10.09.00	Servicios de lavandería y tintorería

4.03.10.10.00	Servicios de vigilancia
4.03.10.11.00	Servicios para la elaboración y suministro de comida
4.03.10.99.00	Otros servicios profesionales y técnicos
4.03.11.00.00	**Conservación y reparaciones menores de maquinaria y equipos**
4.03.11.01.00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller
4.03.11.02.00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación
4.03.11.03.00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento
4.03.11.04.00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria
4.03.11.05.00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación
4.03.11.06.00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional
4.03.11.07.00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento
4.03.11.99.00	Conservación y reparaciones menores de otras maquinaria y equipos
4.03.12.00.00	**Conservación y reparaciones menores de obras**
4.03.12.01.00	Conservación y reparaciones menores de obras en bienes del dominio privado
4.03.12.02.00	Conservación y reparaciones menores de obras en bienes del dominio público
4.03.13.00.00	**Servicios de construcciones temporales**
4.03.13.01.00	Servicios de construcciones temporales
4.03.14.00.00	**Servicios de construcción de edificaciones para la venta**
4.03.14.01.00	Servicios de construcción de edificaciones para la venta
4.03.15.00.00	**Servicios fiscales**
4.03.15.01.00	Derechos de importación y servicios aduaneros
4.03.15.02.00	Tasas y otros derechos obligatorios
4.03.15.03.00	Asignación a agentes de especies fiscales
4.03.15.99.00	Otros servicios fiscales

4.03.16.00.00	**Servicios de diversión, esparcimiento y culturales**
4.03.16.01.00	Servicios de diversión, esparcimiento y culturales
4.03.17.00.00	**Servicios de gestión administrativa prestados por organismos de asistencia técnica**
4.03.17.01.00	Servicios de gestión administrativa prestados por organismos de asistencia técnica
4.03.18.00.00	**Impuestos indirectos**
4.03.18.01.00	Impuesto al valor agregado
4.03.18.99.00	Otros impuestos indirectos
4.03.19.00.00	**Comisiones por servicios para cumplir con los beneficios sociales**
4.03.19.01.00	Comisiones por servicios para cumplir con los beneficios sociales
4.03.99.00.00	**Otros servicios no personales**
4.03.99.01.00	Otros servicios no personales
4.04.00.00.00	**ACTIVOS REALES**
4.04.01.00.00	**Repuestos y reparaciones mayores**
4.04.01.01.00	Repuestos mayores
4.04.01.01.01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller
4.04.01.01.02	Repuestos mayores para equipos de transporte, tracción y elevación
4.04.01.01.03	Repuestos mayores para equipos de comunicaciones y de señalamiento
4.04.01.01.04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria
4.04.01.01.05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación
4.04.01.01.06	Repuestos mayores para equipos y armamentos de orden público, seguridad y defensa
4.04.01.01.07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento
4.04.01.01.99	Repuestos mayores para otras maquinaria y equipos
4.04.01.02.00	Reparaciones mayores de maquinaria y equipos

4.04.01.02.01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller
4.04.01.02.02	Reparaciones mayores de equipos de transporte, tracción y elevación
4.04.01.02.03	Reparaciones mayores de equipos de comunicaciones y de señalamiento
4.04.01.02.04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria
4.04.01.02.05	Reparaciones mayores de equipos científicos, religiosos, de enseñanza y recreación
4.04.01.02.06	Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional
4.04.01.02.07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento
4.04.01.02.99	Reparaciones mayores de otras maquinaria y equipos
4.04.02.00.00	**Conservación, ampliaciones y mejoras mayores de obras**
4.04.02.01.00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado
4.04.02.02.00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público
4.04.03.00.00	**Maquinaria y demás equipos de construcción, campo, industria y taller**
4.04.03.01.00	Maquinaria y demás equipos de construcción y mantenimiento
4.04.03.02.00	Maquinaria y equipos para mantenimiento de automotores
4.04.03.03.00	Maquinaria y equipos agrícolas y pecuarios
4.04.03.04.00	Maquinaria y equipos de artes gráficas y reproducción
4.04.03.05.00	Maquinaria y equipos industriales y de taller
4.04.03.06.00	Maquinaria y equipos de energía
4.04.03.07.00	Maquinaria y equipos de riego y acueductos
4.04.03.08.00	Equipos de almacén
4.04.03.99.00	Otra maquinaria y demás equipos de construcción, campo, industria y taller
4.04.04.00.00	**Equipos de transporte, tracción y elevación**
4.04.04.01.00	Vehículos automotores terrestres
4.04.04.02.00	Equipos ferroviarios y de cables aéreos

4.04.04.03.00	Equipos marítimos de transporte
4.04.04.04.00	Equipos aéreos de transporte
4.04.04.05.00	Vehículos de tracción no motorizados
4.04.04.06.00	Equipos auxiliares de transporte
4.04.04.99.00	Otros equipos de transporte, tracción y elevación
4.04.05.00.00	**Equipos de comunicaciones y de señalamiento**
4.04.05.01.00	Equipos de telecomunicaciones
4.04.05.02.00	Equipos de señalamiento
4.04.05.03.00	Equipos de control de tráfico aéreo
4.04.05.04.00	Equipos de correo
4.04.05.99.00	Otros equipos de comunicaciones y de señalamiento
4.04.06.00.00	**Equipos médico - quirúrgicos, dentales y de veterinaria**
4.04.06.01.00	Equipos médico - quirúrgicos, dentales y de veterinaria
4.04.06.99.00	Otros equipos médico - quirúrgicos, dentales y de veterinaria
4.04.07.00.00	**Equipos científicos, religiosos, de enseñanza y recreación**
4.04.07.01.00	Equipos científicos y de laboratorio
4.04.07.02.00	Equipos de enseñanza, deporte y recreación
4.04.07.03.00	Obras de arte
4.04.07.04.00	Libros, revistas y otros instrumentos de enseñanzas
4.04.07.05.00	Equipos religiosos
4.04.07.06.00	Instrumentos musicales y equipos de audio
4.04.07.99.00	Otros equipos científicos, religiosos, de enseñanza y recreación
4.04.08.00.00	**Equipos y armamentos de orden público, seguridad y defensa**
4.04.08.01.00	Equipos y armamentos de orden público, seguridad y defensa nacional
4.04.08.02.00	Equipos y armamentos de seguridad para la custodia y resguardo personal
4.04.08.99.00	Otros equipos y armamentos de orden público, seguridad y defensa
4.04.09.00.00	**Máquinas, muebles y demás equipos de oficina y alojamiento**

4.04.09.01.00	Mobiliario y equipos de oficina
4.04.09.02.00	Equipos de computación
4.04.09.03.00	Mobiliario y equipos de alojamiento
4.04.09.99.00	Otras máquinas, muebles y demás equipos de oficina y alojamiento
4.04.10.00.00	**Semovientes**
4.04.10.01.00	Semovientes
4.04.11.00.00	**Inmuebles, maquinaria y equipos usados**
4.04.11.01.00	Adquisición de tierras y terrenos
4.04.11.02.00	Adquisición de edificios e instalaciones
4.04.11.03.00	Expropiación de tierras y terrenos
4.04.11.04.00	Expropiación de edificios e instalaciones
4.04.11.05.00	Adquisición de maquinaria y equipos usados
4.04.11.05.01	Maquinaria y demás equipos de construcción, campo, industria y taller
4.04.11.05.02	Equipos de transporte, tracción y elevación
4.04.11.05.03	Equipos de comunicaciones y de señalamiento
4.04.11.05.04	Equipos médico - quirúrgicos, dentales y de veterinaria
4.04.11.05.05	Equipos científicos, religiosos, de enseñanza y recreación
4.04.11.05.06	Equipos para seguridad pública
4.04.11.05.07	Máquinas, muebles y demás equipos de oficina y alojamiento
4.04.11.05.99	Otras maquinaria y equipos usados
4.04.12.00.00	**Activos intangibles**
4.04.12.01.00	Marcas de fábrica y patentes de invención
4.04.12.02.00	Derechos de autor
4.04.12.03.00	Gastos de organización
4.04.12.04.00	Paquetes y programas de computación
4.04.12.05.00	Estudios y proyectos
4.04.12.99.00	Otros activos intangibles
4.04.13.00.00	**Estudios y proyectos para inversión en activos fijos**
4.04.13.01.00	Estudios y proyectos aplicables a bienes del dominio privado

4.04.13.02.00	Estudios y proyectos aplicables a bienes del dominio público
4.04.14.00.00	**Contratación de inspección de obras**
4.04.14.01.00	Contratación de inspección de obras de bienes del dominio privado
4.04.14.02.00	Contratación de inspección de obras de bienes del dominio público
4.04.15.00.00	**Construcciones del dominio privado**
4.04.15.01.00	Construcciones de edificaciones médico-asistenciales
4.04.15.02.00	Construcciones de edificaciones militares y de seguridad
4.04.15.03.00	Construcciones de edificaciones educativas, religiosas y recreativas
4.04.15.04.00	Construcciones de edificaciones culturales y deportivas
4.04.15.05.00	Construcciones de edificaciones para oficina
4.04.15.06.00	Construcciones de edificaciones industriales
4.04.15.07.00	Construcciones de edificaciones habitacionales
4.04.15.99.00	Otras construcciones del dominio privado
4.04.16.00.00	**Construcciones del dominio público**
4.04.16.01.00	Construcción de vialidad
4.04.16.02.00	Construcción de plazas, parques y similares
4.04.16.03.00	Construcciones de instalaciones hidráulicas
4.04.16.04.00	Construcciones de puertos y aeropuertos
4.04.16.99.00	Otras construcciones del dominio público
4.04.99.00.00	**Otros activos reales**
4.04.99.01.00	Otros activos reales
4.05.00.00.00	**ACTIVOS FINANCIEROS**
4.05.01.00.00	**Aportes en acciones y participaciones de capital**
4.05.01.01.00	Aportes en acciones y participaciones de capital al sector privado
4.05.01.02.00	Aportes en acciones y participaciones de capital al sector público
4.05.01.02.01	Aportes en acciones y participaciones de capital a entes descentralizados sin fines empresariales
4.05.01.02.02	Aportes en acciones y participaciones de capital a instituciones de protección social

4.05.01.02.03	Aportes en acciones y participaciones de capital a entes descentralizados con fines empresariales petroleros
4.05.01.02.04	Aportes en acciones y participaciones de capital a entes descentralizados con fines empresariales no petroleros
4.05.01.02.05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios
4.05.01.02.06	Aportes en acciones y participaciones de capital a entes descentralizados financieros no bancarios
4.05.01.02.07	Aportes en acciones y participaciones de capital a organismos del sector público para el pago de su deuda
4.05.01.03.00	Aportes en acciones y participaciones de capital al sector externo
4.05.01.03.01	Aportes en acciones y participaciones de capital a organismos internacionales
4.05.01.03.99	Otros aportes en acciones y participaciones de capital al sector externo
4.05.02.00.00	**Adquisición de títulos y valores que no otorgan propiedad**
4.05.02.01.00	Adquisición de títulos y valores a corto plazo
4.05.02.01.01	Adquisición de títulos y valores privados
4.05.02.01.02	Adquisición de títulos y valores públicos
4.05.02.01.03	Adquisición de títulos y valores externos
4.05.02.02.00	Adquisición de títulos y valores a largo plazo
4.05.02.02.01	Adquisición de títulos y valores privados
4.05.02.02.02	Adquisición de títulos y valores públicos
4.05.02.02.03	Adquisición de títulos y valores externos
4.05.03.00.00	**Concesión de préstamos a corto plazo**
4.05.03.01.00	Concesión de préstamos al sector privado a corto plazo
4.05.03.02.00	Concesión de préstamos al sector público a corto plazo
4.05.03.02.01	Concesión de préstamos a la República
4.05.03.02.02	Concesión de préstamos a entes descentralizados sin fines empresariales
4.05.03.02.03	Concesión de préstamos a instituciones de protección social
4.05.03.02.04	Concesión de préstamos a entes descentralizados con fines empresariales petroleros

4.05.03.02.05	Concesión de préstamos a entes descentralizados con fines empresariales no petroleros
4.05.03.02.06	Concesión de préstamos a entes descentralizados financieros bancarios
4.05.03.02.07	Concesión de préstamos a entes descentralizados financieras no bancarios
4.05.03.02.08	Concesión de préstamos al Poder Estadal
4.05.03.02.09	Concesión de préstamos al Poder Municipal
4.05.03.03.00	Concesión de préstamos al sector externo a corto plazo
4.05.03.03.01	Concesión de préstamos a instituciones sin fines de lucro
4.05.03.03.02	Concesión de préstamos a gobiernos extranjeros
4.05.03.03.03	Concesión de préstamos a organismos internacionales
4.05.04.00.00	**Concesión de préstamos a largo plazo**
4.05.04.01.00	Concesión de préstamos al sector privado a largo plazo
4.05.04.02.00	Concesión de préstamos al sector público a largo plazo
4.05.04.02.01	Concesión de préstamos a la República
4.05.04.02.02	Concesión de préstamos a entes descentralizados sin fines empresariales
4.05.04.02.03	Concesión de préstamos a instituciones de protección social
4.05.04.02.04	Concesión de préstamos a entes descentralizados con fines empresariales petroleros
4.05.04.02.05	Concesión de préstamos a entes descentralizados con fines empresariales no petroleros
4.05.04.02.06	Concesión de préstamos a entes descentralizados financieros bancarios
4.05.04.02.07	Concesión de préstamos a entes descentralizados financieros no bancarios
4.05.04.02.08	Concesión de préstamos al Poder Estadal
4.05.04.02.09	Concesión de préstamos al Poder Municipal
4.05.04.03.00	Concesión de préstamos al sector externo a largo plazo
4.05.04.03.01	Concesión de préstamos a instituciones sin fines de lucro
4.05.04.03.02	Concesión de préstamos a gobiernos extranjeros
4.05.04.03.03	Concesión de préstamos a organismos internacionales

4.05.05.00.00	**Incremento de disponibilidades**
4.05.05.01.00	Incremento en caja
4.05.05.02.00	Incremento en bancos
4.05.05.02.01	Incremento en bancos públicos
4.05.05.02.02	Incremento en bancos privados
4.05.05.02.03	Incremento en bancos del exterior
4.05.05.03.00	Incremento de inversiones temporales
4.05.06.00.00	**Incremento de cuentas por cobrar a corto plazo**
4.05.06.01.00	Incremento de cuentas comerciales por cobrar a corto plazo
4.05.06.02.00	Incremento de rentas por recaudar a corto plazo
4.05.06.03.00	Incremento de deudas por rendir
4.05.06.03.01	Incremento de deudas por rendir de fondos en avance
4.05.06.03.02	Incremento de deudas por rendir de fondos en anticipo
4.05.06.99.00	Incremento de otras cuentas por cobrar a corto plazo
4.05.07.00.00	**Incremento de efectos por cobrar a corto plazo**
4.05.07.01.00	Incremento de efectos comerciales por cobrar a corto plazo
4.05.07.99.00	Incremento de otros efectos por cobrar a corto plazo
4.05.08.00.00	**Incremento de cuentas por cobrar a mediano y largo plazo**
4.05.08.01.00	Incremento de cuentas comerciales por cobrar a mediano y largo plazo
4.05.08.02.00	Incremento de rentas por recaudar a mediano y largo plazo
4.05.08.99.00	Incremento de otras cuentas por cobrar a mediano y largo plazo
4.05.09.00.00	**Incremento de efectos por cobrar a mediano y largo plazo**
4.05.09.01.00	Incremento de efectos comerciales por cobrar a mediano y largo plazo
4.05.09.99.00	Incremento de otros efectos por cobrar a mediano y largo plazo
4.05.10.00.00	**Incremento de fondos en avance, en anticipos y en fideicomiso**
4.05.10.01.00	Incremento de fondos en avance
4.05.10.02.00	Incremento de fondos en anticipos
4.05.10.03.00	Incremento de fondos en fideicomiso

4.05.10.04.00	Incremento de anticipos a proveedores
4.05.10.05.00	Incremento de anticipos a contratistas por contratos de corto plazo
4.05.10.06.00	Incremento de anticipos a contratistas por contratos de mediano y largo plazo
4.05.11.00.00	**Incremento de activos diferidos a corto plazo**
4.05.11.01.00	Incremento de gastos a corto plazo pagados por anticipado
4.05.11.01.01	Incremento de intereses de la deuda pública interna a corto plazo pagados por anticipado
4.05.11.01.02	Incremento de intereses de la deuda pública externa a corto plazo pagados por anticipado
4.05.11.01.03	Incremento de otros intereses a corto plazo pagados por anticipado
4.05.11.01.04	Incremento de débitos por apertura de carta de crédito a corto plazo
4.05.11.01.99	Incremento de otros gastos a corto plazo pagados por anticipado
4.05.11.02.00	Incremento de depósitos otorgados en garantía a corto plazo
4.05.11.99.00	Incremento de otros activos diferidos a corto plazo
4.05.12.00.00	**Incremento de activos diferidos a mediano y largo plazo**
4.05.12.01.00	Incremento de gastos a mediano y largo plazo pagados por anticipado
4.05.12.01.01	Incremento de intereses de la deuda pública interna a largo plazo pagados por anticipado
4.05.12.01.02	Incremento de intereses de la deuda pública externa a largo plazo pagados por anticipado
4.05.12.01.08	Incremento de otros intereses a mediano y largo plazo pagados por anticipado
4.05.12.01.99	Incremento de otros gastos a mediano y largo plazo pagados por anticipado
4.05.12.02.00	Incremento de depósitos otorgados en garantía a mediano y largo plazo
4.05.12.99.00	Incremento de otros activos diferidos a mediano y largo plazo
4.05.13.00.00	**Incremento del Fondo de Estabilización Macroeconómica (FEM)**

4.05.13.01.00	Incremento del Fondo de Estabilización Macroeconómica (FEM) de la República
4.05.13.02.00	Incremento del Fondo de Estabilización Macroeconómica (FEM) del Poder Estadal
4.05.13.03.00	Incremento del Fondo de Estabilización Macroeconómica (FEM) del Poder Municipal
4.05.14.00.00	**Incremento del Fondo de Ahorro Intergeneracional**
4.05.14.01.00	Incremento del Fondo de Ahorro Intergeneracional
4.05.16.00.00	**Incremento del Fondo de Aportes del Sector Público**
4.05.16.01.00	Incremento del Fondo de Aportes del Sector Público
4.05.20.00.00	**Incremento de otros activos financieros circulantes**
4.05.20.01.00	Incremento de otros activos financieros circulantes
4.05.21.00.00	**Incremento de otros activos financieros no circulantes**
4.05.21.01.00	Incremento de activos en gestión judicial a mediano y largo plazo
4.05.21.02.00	Incremento de títulos y otros valores de la deuda pública en litigio a largo plazo
4.05.21.99.00	Incremento de otros activos financieros no circulantes
4.05.99.00.00	**Otros activos financieros**
4.05.99.01.00	Otros activos financieros
4.06.00.00.00	**GASTOS DE DEFENSA Y SEGURIDAD DEL ESTADO**
4.06.01.00.00	**Gastos de defensa y seguridad del Estado**
4.06.01.01.00	Gastos de defensa y seguridad del Estado
4.07.00.00.00	**TRANSFERENCIAS Y DONACIONES**
4.07.01.00.00	**Transferencias y donaciones corrientes internas**
4.07.01.01.00	Transferencias corrientes internas al sector privado
4.07.01.01.01	Pensiones del personal empleado, obrero y militar
4.07.01.01.02	Jubilaciones del personal empleado, obrero y militar
4.07.01.01.03	Becas escolares
4.07.01.01.04	Becas universitarias en el país
4.07.01.01.05	Becas de perfeccionamiento profesional en el país
4.07.01.01.06	Becas para estudios en el extranjero
4.07.01.01.07	Otras becas

4.07.01.01.08	Previsión por accidentes de trabajo
4.07.01.01.09	Aguinaldos al personal empleado, obrero y militar pensionado
4.07.01.01.10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado
4.07.01.01.11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado
4.07.01.01.12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado
4.07.01.01.13	Aguinaldos al personal empleado, obrero y militar jubilado
4.07.01.01.14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado
4.07.01.01.15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado
4.07.01.01.16	Otras subvenciones socio - económicas del personal empleado, obrero y militar jubilado
4.07.01.01.30	Incapacidad temporal sin hospitalización
4.07.01.01.31	Incapacidad temporal con hospitalización
4.07.01.01.32	Reposo por maternidad
4.07.01.01.33	Indemnización por paro forzoso
4.07.01.01.34	Otros tipos de incapacidad temporal
4.07.01.01.35	Indemnización por comisión por pensiones
4.07.01.01.36	Indemnización por comisión por cesantía
4.07.01.01.37	Incapacidad parcial
4.07.01.01.38	Invalidez
4.07.01.01.39	Pensiones por vejez, viudez y orfandad
4.07.01.01.40	Indemnización por cesantía
4.07.01.01.41	Otras pensiones y demás prestaciones en dinero
4.07.01.01.42	Incapacidad parcial por accidente común
4.07.01.01.43	Incapacidad parcial por enfermedades profesionales
4.07.01.01.44	Incapacidad parcial por accidente de trabajo
4.07.01.01.45	Indemnización única por invalidez
4.07.01.01.46	Indemnización única por vejez

4.07.01.01.47	Sobrevivientes por enfermedad común
4.07.01.01.48	Sobrevivientes por accidente común
4.07.01.01.49	Sobrevivientes por enfermedades profesionales
4.07.01.01.50	Sobrevivientes por accidentes de trabajo
4.07.01.01.51	Indemnizaciones por conmutación de renta
4.07.01.01.52	Indemnizaciones por conmutación de pensiones
4.07.01.01.53	Indemnizaciones por comisión de renta
4.07.01.01.54	Asignación por nupcias
4.07.01.01.55	Asignación por funeraria
4.07.01.01.56	Otras asignaciones
4.07.01.01.70	Subsidios educacionales al sector privado
4.07.01.01.71	Subsidios a universidades privadas
4.07.01.01.72	Subsidios culturales al sector privado
4.07.01.01.73	Subsidios a instituciones benéficas privadas
4.07.01.01.74	Subsidios a centros de empleados
4.07.01.01.75	Subsidios a organismos laborales y gremiales
4.07.01.01.76	Subsidios a entidades religiosas
4.07.01.01.77	Subsidios a entidades deportivas y recreativas de carácter privado
4.07.01.01.78	Subsidios científicos al sector privado
4.07.01.01.79	Subsidios a cooperativas
4.07.01.01.80	Subsidios a empresas privadas
4.07.01.01.99	Otras transferencias corrientes internas al sector privado
4.07.01.02.00	Donaciones corrientes internas al sector privado
4.07.01.02.01	Donaciones corrientes a personas
4.07.01.02.02	Donaciones corrientes a instituciones sin fines de lucro
4.07.01.03.00	Transferencias corrientes internas al sector público
4.07.01.03.01	Transferencias corrientes a la República
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales
4.07.01.03.03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social

4.07.01.03.04	Transferencias corrientes a instituciones de protección social
4.07.01.03.05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social
4.07.01.03.06	Transferencias corrientes a entes descentralizados con fines empresariales petroleros
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros
4.07.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios
4.07.01.03.10	Transferencias corrientes al Poder Estadal
4.07.01.03.11	Transferencias corrientes al Poder Municipal
4.07.01.03.13	Subsidios otorgados por normas externas
4.07.01.03.14	Incentivos otorgados por normas externas
4.07.01.03.15	Subsidios otorgados por precios políticos
4.07.01.03.16	Subsidios de costos sociales por normas externas
4.07.01.03.99	Otras transferencias corrientes internas al sector público
4.07.01.04.00	Donaciones corrientes internas al sector público
4.07.01.04.01	Donaciones corrientes a la República
4.07.01.04.02	Donaciones corrientes a entes descentralizados sin fines empresariales
4.07.01.04.03	Donaciones corrientes a instituciones de protección social
4.07.01.04.04	Donaciones corrientes a entes descentralizados con fines empresariales petroleros
4.07.01.04.05	Donaciones corrientes a entes descentralizados con fines empresariales no petroleros
4.07.01.04.06	Donaciones corrientes a entes descentralizados financieros bancarios
4.07.01.04.07	Donaciones corrientes a entes descentralizados financieros no bancarios
4.07.01.04.08	Donaciones corrientes al Poder Estadal
4.07.01.04.09	Donaciones corrientes al Poder Municipal

4.07.01.05.00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección
4.07.01.05.01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular
4.07.01.05.02	Pensiones del personal de alto nivel y de dirección
4.07.01.05.06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
4.07.01.05.07	Aguinaldos del personal pensionado de alto nivel y de dirección
4.07.01.05.11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
4.07.01.05.12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección
4.07.01.05.16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
4.07.01.05.17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección
4.07.01.05.98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
4.07.01.05.99	Otras subvenciones del personal pensionado de alto nivel y de dirección
4.07.01.06.00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección
4.07.01.06.01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular
4.07.01.06.02	Jubilaciones del personal de alto nivel y de dirección
4.07.01.06.06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
4.07.01.06.07	Aguinaldos del personal jubilado de alto nivel y de dirección
4.07.01.06.11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
4.07.01.06.12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección

4.07.01.06.16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
4.07.01.06.17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección
4.07.01.06.98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
4.07.01.06.99	Otras subvenciones del personal jubilado de alto nivel y de dirección
4.07.02.00.00	**Transferencias y donaciones corrientes al exterior**
4.07.02.01.00	Transferencias corrientes al exterior
4.07.02.01.01	Becas de capacitación e investigación en el exterior
4.07.02.01.02	Transferencias corrientes a instituciones sin fines de lucro
4.07.02.01.03	Transferencias corrientes a gobiernos extranjeros
4.07.02.01.04	Transferencias corrientes a organismos internacionales
4.07.02.02.00	Donaciones corrientes al exterior
4.07.02.02.01	Donaciones corrientes a personas
4.07.02.02.02	Donaciones corrientes a instituciones sin fines de lucro
4.07.02.02.03	Donaciones corrientes a gobiernos extranjeros
4.07.02.02.04	Donaciones corrientes a organismos internacionales
4.07.03.00.00	**Transferencias y donaciones de capital internas**
4.07.03.01.00	Transferencias de capital internas al sector privado
4.07.03.01.01	Transferencias de capital a personas
4.07.03.01.02	Transferencias de capital a instituciones sin fines de lucro
4.07.03.01.03	Transferencias de capital a empresas privadas
4.07.03.02.00	Donaciones de capital internas al sector privado
4.07.03.02.01	Donaciones de capital a personas
4.07.03.02.02	Donaciones de capital a instituciones sin fines de lucro
4.07.03.03.00	Transferencias de capital internas al sector público
4.07.03.03.01	Transferencias de capital a la República
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales

4.07.03.03.03	Transferencias de capital a instituciones de protección social
4.07.03.03.04	Transferencias de capital a entes descentralizados con fines empresariales petroleros
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros
4.07.03.03.06	Transferencias de capital a entes descentralizados financieros bancarios
4.07.03.03.07	Transferencias de capital a entes descentralizados financieros no bancarios
4.07.03.03.08	Transferencias de capital al Poder Estadal
4.07.03.03.09	Transferencias de capital al Poder Municipal
4.07.03.03.99	Otras transferencias de capital internas al sector público
4.07.03.04.00	Donaciones de capital internas al sector público
4.07.03.04.01	Donaciones de capital a la República
4.07.03.04.02	Donaciones de capital a entes descentralizados sin fines empresariales
4.07.03.04.03	Donaciones de capital a instituciones de protección social
4.07.03.04.04	Donaciones de capital a entes descentralizados con fines empresariales petroleros
4.07.03.04.05	Donaciones de capital a entes descentralizados con fines empresariales no petroleros
4.07.03.04.06	Donaciones de capital a entes descentralizados financieros bancarios
4.07.03.04.07	Donaciones de capital a entes descentralizados financieros no bancarios
4.07.03.04.08	Donaciones de capital al Poder Estadal
4.07.03.04.09	Donaciones de capital al Poder Municipal
4.07.04.00.00	**Transferencias y donaciones de capital al exterior**
4.07.04.01.00	Transferencias de capital al exterior
4.07.04.01.01	Transferencias de capital a personas
4.07.04.01.02	Transferencias de capital a instituciones sin fines de lucro
4.07.04.01.03	Transferencias de capital a gobiernos extranjeros
4.07.04.01.04	Transferencias de capital a organismos internacionales
4.07.04.02.00	Donaciones de capital al exterior

4.07.04.02.01	Donaciones de capital a personas
4.07.04.02.02	Donaciones de capital a instituciones sin fines de lucro
4.07.04.02.03	Donaciones de capital a gobiernos extranjeros
4.07.04.02.04	Donaciones de capital a organismos internacionales
4.07.05.00.00	**Situado**
4.07.05.01.00	Situado Constitucional
4.07.05.01.01	Situado Estadal
4.07.05.01.02	Situado Municipal
4.07.05.02.00	Situado Estadal a Municipal
4.07.06.00.00	**Subsidio de Régimen Especial**
4.07.06.01.00	Subsidio de Régimen Especial
4.07.07.00.00	**Subsidio de capitalidad**
4.07.07.01.00	Subsidio de capitalidad
4.07.08.00.00	**Asignaciones Económicas Especiales (LAEE)**
4.07.08.01.00	Asignaciones Económicas Especiales (LAEE) Estadal
4.07.08.02.00	Asignaciones Económicas Especiales (LAEE) Estadal a Municipal
4.07.08.03.00	Asignaciones Económicas Especiales (LAEE) Municipal
4.07.08.04.00	Asignaciones Económicas Especiales (LAEE) Fondo Nacional de los Consejos Comunales
4.07.08.05.00	Asignaciones Económicas Especiales (LAEE) Apoyo al Fortalecimiento Institucional
4.07.09.00.00	**Aportes al Poder Estadal y al Poder Municipal por transferencia de servicios**
4.07.09.01.00	Aportes al Poder Estadal por transferencia de servicios
4.07.09.02.00	Aportes al Poder Municipal por transferencia de servicios
4.07.10.00.00	**Fondo Intergubernamental para la Descentralización (FIDES)**
4.07.10.01.00	Fondo Intergubernamental para la Descentralización (FIDES)
4.07.11.00.00	**Fondo de Compensación Interterritorial**
4.07.11.01.00	Fondo de Compensación Interterritorial Estadal
4.07.11.02.00	Fondo de Compensación Interterritorial Municipal
4.07.11.03.00	Fondo de Compensación Interterritorial Poder Popular

4.07.11.04.00	Fondo de Compensación Interterritorial Fortalecimiento Institucional
4.07.12.00.00	**Transferencias y donaciones a Consejos Comunales**
4.07.12.01.00	Transferencias y donaciones corrientes a Consejos Comunales
4.07.12.01.01	Transferencias corrientes a Consejos Comunales
4.07.12.01.02	Donaciones corrientes a Consejos Comunales
4.07.12.02.00	Transferencias y donaciones de capital a Consejos Comunales
4.07.12.02.01	Transferencias de capital a Consejos Comunales
4.07.12.02.02	Donaciones de capital a Consejos Comunales
4.08.00.00.00	**OTROS GASTOS**
4.08.01.00.00	**Depreciación y amortización**
4.08.01.01.00	Depreciación
4.08.01.01.01	Depreciación de edificios e instalaciones
4.08.01.01.02	Depreciación de maquinaria y demás equipos de construcción, campo, industria y taller
4.08.01.01.03	Depreciación de equipos de transporte, tracción y elevación
4.08.01.01.04	Depreciación de equipos de comunicaciones y de señalamiento
4.08.01.01.05	Depreciación de equipos médico - quirúrgicos, dentales y de veterinaria
4.08.01.01.06	Depreciación de equipos científicos, religiosos, de enseñanza y recreación
4.08.01.01.07	Depreciación de equipos para la seguridad pública
4.08.01.01.08	Depreciación de máquinas, muebles y demás equipos de oficina y alojamiento
4.08.01.01.09	Depreciación de semovientes
4.08.01.01.99	Depreciación de otros bienes de uso
4.08.01.02.00	Amortización
4.08.01.02.01	Amortización de marcas de fábrica y patentes de invención
4.08.01.02.02	Amortización de derechos de autor
4.08.01.02.03	Amortización de gastos de organización
4.08.01.02.04	Amortización de paquetes y programas de computación

4.08.01.02.05	Amortización de estudios y proyectos
4.08.01.02.99	Amortización de otros activos intangibles
4.08.02.00.00	**Intereses por operaciones financieras**
4.08.02.01.00	Intereses por depósitos internos
4.08.02.02.00	Intereses por títulos y valores
4.08.02.03.00	Intereses por otros financiamientos
4.08.03.00.00	**Gastos por operaciones de seguro**
4.08.03.01.00	Gastos de siniestros
4.08.03.02.00	Gastos de operaciones de reaseguros
4.08.03.99.00	Otros gastos de operaciones de seguro
4.08.04.00.00	**Pérdida en operaciones de los servicios básicos**
4.08.04.01.00	Pérdidas en el proceso de distribución de los servicios
4.08.04.99.00	Otras pérdidas en operación
4.08.05.00.00	**Obligaciones en el ejercicio vigente**
4.08.05.01.00	Devoluciones de cobros indebidos
4.08.05.02.00	Devoluciones y reintegros diversos
4.08.05.03.00	Indemnizaciones diversas
4.08.06.00.00	**Pérdidas ajenas a la operación**
4.08.06.01.00	Pérdidas en inventarios
4.08.06.02.00	Pérdidas en operaciones cambiarias
4.08.06.03.00	Pérdidas en ventas de activos
4.08.06.04.00	Pérdidas por cuentas incobrables
4.08.06.05.00	Participación en pérdidas de otras empresas
4.08.06.06.00	Pérdidas por auto-seguro
4.08.06.07.00	Impuestos directos
4.08.06.08.00	Intereses de mora
4.08.06.09.00	Reservas técnicas
4.08.07.00.00	**Descuentos, bonificaciones y devoluciones**
4.08.07.01.00	Descuentos sobre ventas
4.08.07.02.00	Bonificaciones por ventas
4.08.07.03.00	Devoluciones por ventas

4.08.07.04.00	Devoluciones por primas de seguro
4.08.08.00.00	**Indemnizaciones y sanciones pecuniarias**
4.08.08.01.00	Indemnizaciones por daños y perjuicios
4.08.08.01.01	Indemnizaciones por daños y perjuicios ocasionados por organismos de la República, del Poder Estadal y del Poder Municipal
4.08.08.01.02	Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales
4.08.08.01.03	Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados con fines empresariales
4.08.08.02.00	Sanciones pecuniarias
4.08.08.02.01	Sanciones pecuniarias impuestas a los organismos de la República, del Poder Estadal y del Poder Municipal
4.08.08.02.02	Sanciones pecuniarias impuestas a los entes descentralizados sin fines empresariales
4.08.08.02.03	Sanciones pecuniarias impuestas a los entes descentralizados con fines empresariales
4.08.99.00.00	**Otros gastos**
4.08.99.01.00	Otros gastos
4.09.00.00.00	**ASIGNACIONES NO DISTRIBUIDAS**
4.09.01.00.00	**Asignaciones no distribuidas de la Asamblea Nacional**
4.09.01.01.00	Asignaciones no distribuidas de la Asamblea Nacional
4.09.02.00.00	**Asignaciones no distribuidas de la Contraloría General de la República**
4.09.02.01.00	Asignaciones no distribuidas de la Contraloría General de la República
4.09.03.00.00	**Asignaciones no distribuidas del Consejo Nacional Electoral**
4.09.03.01.00	Asignaciones no distribuidas del Consejo Nacional Electoral
4.09.04.00.00	**Asignaciones no distribuidas del Tribunal Supremo de Justicia**
4.09.04.01.00	Asignaciones no distribuidas del Tribunal Supremo de Justicia
4.09.05.00.00	**Asignaciones no distribuidas del Ministerio Público**
4.09.05.01.00	Asignaciones no distribuidas del Ministerio Público

4.09.06.00.00	**Asignaciones no distribuidas de la Defensoría del Pueblo**
4.09.06.01.00	Asignaciones no distribuidas de la Defensoría del Pueblo
4.09.07.00.00	**Asignaciones no distribuidas del Consejo Moral Republicano**
4.09.07.01.00	Asignaciones no distribuidas del Consejo Moral Republicano
4.09.08.00.00	**Reestructuración de organismos del sector público**
4.09.08.01.00	Reestructuración de organismos del sector público
4.09.09.00.00	**Fondo de apoyo al trabajador y su grupo familiar**
4.09.09.01.00	Fondo de apoyo al trabajador y su grupo familiar de la Administración Pública Nacional
4.09.09.02.00	Fondo de apoyo al trabajador y su grupo familiar de los Estados y Municipios
4.09.10.00.00	**Reforma de la seguridad social**
4.09.10.01.00	Reforma de la seguridad social
4.09.11.00.00	**Emergencias en el territorio nacional**
4.09.11.01.00	Emergencias en el territorio nacional
4.09.12.00.00	**Fondo para la cancelación de pasivos laborales**
4.09.12.01.00	Fondo para la cancelación de pasivos laborales
4.09.13.00.00	**Fondo para la cancelación de deuda por servicios de electricidad, teléfono, aseo, agua y condominio**
4.09.13.01.00	Fondo para la cancelación de deuda por servicios de electricidad, teléfono, aseo, agua y condominio, de los organismos de la Administración Central
4.09.13.02.00	Fondo para la cancelación de deuda por servicios de electricidad, teléfono, aseo, agua y condominio, de los organismos de la Administración Descentralizada Nacional
4.09.14.00.00	**Fondo para remuneraciones, pensiones y jubilaciones y otras retribuciones**
4.09.14.01.00	Fondo para remuneraciones, pensiones y jubilaciones y otras retribuciones
4.09.15.00.00	**Fondo para atender compromisos generados de la Ley Orgánica del Trabajo**
4.09.15.01.00	Fondo para atender compromisos generados de la Ley Orgánica del Trabajo

4.09.16.00.00	**Asignaciones para cancelar compromisos pendientes de ejercicios anteriores**
4.09.16.01.00	Asignaciones para cancelar compromisos pendientes de ejercicios anteriores
4.09.17.00.00	**Asignaciones para cancelar la deuda Fogade – Ministerio competente en Materia de Finanzas – Banco Central de Venezuela (BCV)**
4.09.17.01.00	Asignaciones para cancelar la deuda Fogade – Ministerio competente en Materia de Finanzas – Banco Central de Venezuela (BCV)
4.09.18.00.00	**Asignaciones para atender los gastos de la referenda y elecciones**
4.09.18.01.00	Asignaciones para atender los gastos de la referenda y elecciones
4.09.19.00.00	**Asignaciones para atender los gastos por honorarios profesionales de bufetes internacionales, costas y costos judiciales**
4.09.19.01.00	Asignaciones para atender los gastos por honorarios profesionales de bufetes internacionales, costas y costos judiciales
4.09.20.00.00	**Fondo para atender compromisos generados por la contratación colectiva**
4.09.20.01.00	Fondo para atender compromisos generados por la contratación colectiva
4.09.21.00.00	**Proyecto social especial**
4.09.21.01.00	Proyecto social especial
4.09.22.00.00	**Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales**
4.09.22.01.00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales
4.09.23.00.00	**Asignación para facilitar la preparación de proyectos**
4.09.23.01.00	Asignación para facilitar la preparación de proyectos
4.09.24.00.00	**Programas de inversión para las entidades estadales, municipalidades y otras instituciones**
4.09.24.01.00	Programas de inversión para las entidades estadales, municipalidades y otras instituciones

4.09.25.00.00	**Cancelación de compromisos**
4.09.25.01.00	Cancelación de compromisos
4.09.26.00.00	**Asignaciones para atender gastos de los organismos del sector público**
4.09.26.01.00	Asignaciones para atender gastos de los organismos del sector público
4.09.27.00.00	**Convenio de Cooperación Especial**
4.09.27.01.00	Convenio de Cooperación Especial
4.10.00.00.00	**SERVICIO DE LA DEUDA PÚBLICA**
4.10.01.00.00	**Servicio de la deuda pública interna a corto plazo**
4.10.01.01.00	Servicio de la deuda pública interna a corto plazo de títulos y valores
4.10.01.01.01	Amortización de la deuda pública interna a corto plazo de títulos y valores
4.10.01.01.02	Amortización de la deuda pública interna a corto plazo de letras del tesoro
4.10.01.01.03	Intereses de la deuda pública interna a corto plazo de títulos y valores
4.10.01.01.04	Intereses por mora y multas de la deuda pública interna a corto plazo de títulos y valores
4.10.01.01.05	Comisiones y otros gastos de la deuda pública interna a corto plazo de títulos y valores
4.10.01.01.06	Descuentos en colocación de títulos y valores de la deuda pública interna a corto plazo
4.10.01.01.07	Descuentos en colocación de letras del tesoro a corto plazo
4.10.01.02.00	Servicio de la deuda pública interna por préstamos a corto plazo
4.10.01.02.01	Amortización de la deuda pública interna por préstamos recibidos del sector privado a corto plazo
4.10.01.02.02	Amortización de la deuda pública interna por préstamos recibidos de la República a corto plazo
4.10.01.02.03	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a corto plazo
4.10.01.02.04	Amortización de la deuda pública interna por préstamos recibidos de instituciones de protección social a corto plazo

4.10.01.02.05	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a corto plazo
4.10.01.02.06	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a corto plazo
4.10.01.02.07	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a corto plazo
4.10.01.02.08	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a corto plazo
4.10.01.02.09	Amortización de la deuda pública interna por préstamos recibidos del Poder Estadal a corto plazo
4.10.01.02.10	Amortización de la deuda pública interna por préstamos recibidos del Poder Municipal a corto plazo
4.10.01.02.11	Intereses de la deuda pública interna por préstamos recibidos del sector privado a corto plazo
4.10.01.02.12	Intereses de la deuda pública interna por préstamos recibidos de la República a corto plazo
4.10.01.02.13	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a corto plazo
4.10.01.02.14	Intereses de la deuda pública interna por préstamos recibidos de instituciones de protección social a corto plazo
4.10.01.02.15	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a corto plazo
4.10.01.02.16	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a corto plazo
4.10.01.02.17	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a corto plazo
4.10.01.02.18	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a corto plazo
4.10.01.02.19	Intereses de la deuda pública interna por préstamos recibidos del Poder Estadal a corto plazo
4.10.01.02.20	Intereses de la deuda pública interna por préstamos recibidos del Poder Municipal a corto plazo

4.10.01.02.21	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del sector privado a corto plazo
4.10.01.02.22	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de la República a corto plazo
4.10.01.02.23	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a corto plazo
4.10.01.02.24	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de instituciones de protección social a corto plazo
4.10.01.02.25	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a corto plazo
4.10.01.02.26	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a corto plazo
4.10.01.02.27	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a corto plazo
4.10.01.02.28	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a corto plazo
4.10.01.02.29	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del Poder Estadal a corto plazo
4.10.01.02.30	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del Poder Municipal a corto plazo
4.10.01.02.31	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del sector privado a corto plazo
4.10.01.02.32	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de la República a corto plazo
4.10.01.02.33	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a corto plazo
4.10.01.02.34	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de instituciones de protección social a corto plazo
4.10.01.02.35	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a corto plazo

4.10.01.02.36	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a corto plazo
4.10.01.02.37	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a corto plazo
4.10.01.02.38	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a corto plazo
4.10.01.02.39	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del Poder Estadal a corto plazo
4.10.01.02.40	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del Poder Municipal a corto plazo
4.10.01.03.00	Servicio de la deuda pública interna indirecta por préstamos a corto plazo
4.10.01.03.01	Amortización de la deuda pública interna indirecta por préstamos recibidos del sector privado a corto plazo
4.10.01.03.02	Amortización de la deuda pública interna indirecta por préstamos recibidos del sector público a corto plazo
4.10.01.03.03	Intereses de la deuda pública interna indirecta por préstamos recibidos del sector privado a corto plazo
4.10.01.03.04	Intereses de la deuda pública interna indirecta por préstamos recibidos del sector público a corto plazo
4.10.01.03.05	Intereses por mora y multas de la deuda pública interna indirecta por préstamos recibidos del sector privado a corto plazo
4.10.01.03.06	Intereses por mora y multas de la deuda pública interna indirecta por préstamos recibidos del sector público a corto plazo
4.10.01.03.07	Comisiones y otros gastos de la deuda pública interna indirecta por préstamos recibidos del sector privado a corto plazo
4.10.01.03.08	Comisiones y otros gastos de la deuda pública interna indirecta por préstamos recibidos del sector público a corto plazo
4.10.02.00.00	**Servicio de la deuda pública interna a largo plazo**
4.10.02.01.00	Servicio de la deuda pública interna a largo plazo de títulos y valores

4.10.02.01.01	Amortización de la deuda pública interna a largo plazo de títulos y valores
4.10.02.01.02	Amortización de la deuda pública interna a largo plazo de letras del tesoro
4.10.02.01.03	Intereses de la deuda pública interna a largo plazo de títulos y valores
4.10.02.01.04	Intereses por mora y multas de la deuda pública interna a largo plazo de títulos y valores
4.10.02.01.05	Comisiones y otros gastos de la deuda pública interna a largo plazo de títulos y valores
4.10.02.01.06	Descuentos en colocación de títulos y valores de la deuda pública interna a largo plazo
4.10.02.01.07	Descuentos en colocación de letras del tesoro a largo plazo
4.10.02.02.00	Servicio de la deuda pública interna por préstamos a largo plazo
4.10.02.02.01	Amortización de la deuda pública interna por préstamos recibidos del sector privado a largo plazo
4.10.02.02.02	Amortización de la deuda pública interna por préstamos recibidos de la República a largo plazo
4.10.02.02.03	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a largo plazo
4.10.02.02.04	Amortización de la deuda pública interna por préstamos recibidos de instituciones de protección social a largo plazo
4.10.02.02.05	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a largo plazo
4.10.02.02.06	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a largo plazo
4.10.02.02.07	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a largo plazo
4.10.02.02.08	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a largo plazo
4.10.02.02.09	Amortización de la deuda pública interna por préstamos recibidos del Poder Estadal a largo plazo

4.10.02.02.10	Amortización de la deuda pública interna por préstamos recibidos del Poder Municipal a largo plazo
4.10.02.02.11	Intereses de la deuda pública interna por préstamos recibidos del sector privado a largo plazo
4.10.02.02.12	Intereses de la deuda pública interna por préstamos recibidos de la República a largo plazo
4.10.02.02.13	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a largo plazo
4.10.02.02.14	Intereses de la deuda pública interna por préstamos recibidos de instituciones de protección social a largo plazo
4.10.02.02.15	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a largo plazo
4.10.02.02.16	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a largo plazo
4.10.02.02.17	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a largo plazo
4.10.02.02.18	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a largo plazo
4.10.02.02.19	Intereses de la deuda pública interna por préstamos recibidos del Poder Estadal a largo plazo
4.10.02.02.20	Intereses de la deuda pública interna por préstamos recibidos del Poder Municipal a largo plazo
4.10.02.02.21	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del sector privado a largo plazo
4.10.02.02.22	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de la República a largo plazo
4.10.02.02.23	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a largo plazo
4.10.02.02.24	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de instituciones de protección social a largo plazo
4.10.02.02.25	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a largo plazo

4.10.02.02.26	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a largo plazo
4.10.02.02.27	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a largo plazo
4.10.02.02.28	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a largo plazo
4.10.02.02.29	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del Poder Estadal a largo plazo
4.10.02.02.30	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del Poder Municipal a largo plazo
4.10.02.02.31	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del sector privado a largo plazo
4.10.02.02.32	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de la República a largo plazo
4.10.02.02.33	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a largo plazo
4.10.02.02.34	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de instituciones de protección social a largo plazo
4.10.02.02.35	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a largo plazo
4.10.02.02.36	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a largo plazo
4.10.02.02.37	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a largo plazo
4.10.02.02.38	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a largo plazo
4.10.02.02.39	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del Poder Estadal a largo plazo
4.10.02.02.40	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del Poder Municipal a largo plazo

4.10.02.03.00	Servicio de la deuda pública interna indirecta a largo plazo de títulos y valores
4.10.02.03.01	Amortización de la deuda pública interna indirecta a largo plazo de títulos y valores
4.10.02.03.02	Intereses de la deuda pública interna indirecta a largo plazo de títulos y valores
4.10.02.03.03	Intereses por mora y multas de la deuda pública interna indirecta a largo plazo de títulos y valores
4.10.02.03.04	Comisiones y otros gastos de la deuda pública interna indirecta a largo plazo de títulos y valores
4.10.02.03.05	Descuentos en colocación de títulos y valores de la deuda pública interna indirecta de largo plazo
4.10.02.04.00	Servicio de la deuda pública interna indirecta por préstamos a largo plazo
4.10.02.04.01	Amortización de la deuda pública interna indirecta por préstamos recibidos del sector privado a largo plazo
4.10.02.04.02	Amortización de la deuda pública interna indirecta por préstamos recibidos del sector público a largo plazo
4.10.02.04.03	Intereses de la deuda pública interna indirecta por préstamos recibidos del sector privado a largo plazo
4.10.02.04.04	Intereses de la deuda pública interna indirecta por préstamos recibidos del sector público a largo plazo
4.10.02.04.05	Intereses por mora y multas de la deuda pública interna indirecta por préstamos recibidos del sector privado a largo plazo
4.10.02.04.06	Intereses por mora y multas de la deuda pública interna indirecta por préstamos recibidos del sector público a largo plazo
4.10.02.04.07	Comisiones y otros gastos de la deuda pública interna indirecta por préstamos recibidos del sector privado a largo plazo
4.10.02.04.08	Comisiones y otros gastos de la deuda pública interna indirecta por préstamos recibidos del sector público a largo plazo
4.10.03.00.00	**Servicio de la deuda pública externa a corto plazo**
4.10.03.01.00	Servicio de la deuda pública externa a corto plazo de títulos y valores
4.10.03.01.01	Amortización de la deuda pública externa a corto plazo de títulos y valores

4.10.03.01.02	Intereses de la deuda pública externa a corto plazo de títulos y valores
4.10.03.01.03	Intereses por mora y multas de la deuda pública externa a corto plazo de títulos y valores
4.10.03.01.04	Comisiones y otros gastos de la deuda pública externa a corto plazo de títulos y valores
4.10.03.01.05	Descuentos en colocación de títulos y valores de la deuda pública externa a corto plazo
4.10.03.02.00	Servicio de la deuda pública externa por préstamos a corto plazo
4.10.03.02.01	Amortización de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a corto plazo
4.10.03.02.02	Amortización de la deuda pública externa por préstamos recibidos de organismos internacionales a corto plazo
4.10.03.02.03	Amortización de la deuda pública externa por préstamos recibidos de instituciones financieras externas a corto plazo
4.10.03.02.04	Amortización de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
4.10.03.02.05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a corto plazo
4.10.03.02.06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a corto plazo
4.10.03.02.07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a corto plazo
4.10.03.02.08	Intereses de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
4.10.03.02.09	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a corto plazo
4.10.03.02.10	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de organismos internacionales a corto plazo
4.10.03.02.11	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de instituciones financieras externas a corto plazo
4.10.03.02.12	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo

4.10.03.02.13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a corto plazo
4.10.03.02.14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a corto plazo
4.10.03.02.15	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a corto plazo
4.10.03.02.16	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
4.10.03.03.00	Servicio de la deuda pública externa indirecta por préstamos a corto plazo
4.10.03.03.01	Amortización de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a corto plazo
4.10.03.03.02	Amortización de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a corto plazo
4.10.03.03.03	Amortización de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a corto plazo
4.10.03.03.04	Amortización de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
4.10.03.03.05	Intereses de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a corto plazo
4.10.03.03.06	Intereses de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a corto plazo
4.10.03.03.07	Intereses de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a corto plazo
4.10.03.03.08	Intereses de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
4.10.03.03.09	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a corto plazo
4.10.03.03.10	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a corto plazo

4.10.03.03.11	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a corto plazo
4.10.03.03.12	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
4.10.03.03.13	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a corto plazo
4.10.03.03.14	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a corto plazo
4.10.03.03.15	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a corto plazo
4.10.03.03.16	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
4.10.04.00.00	**Servicio de la deuda pública externa a largo plazo**
4.10.04.01.00	Servicio de la deuda pública externa a largo plazo de títulos y valores
4.10.04.01.01	Amortización de la deuda pública externa a largo plazo de títulos y valores
4.10.04.01.02	Intereses de la deuda pública externa a largo plazo de títulos y valores
4.10.04.01.03	Intereses por mora y multas de la deuda pública externa a largo plazo de títulos y valores
4.10.04.01.04	Comisiones y otros gastos de la deuda pública externa a largo plazo de títulos y valores
4.10.04.01.05	Descuentos en colocación de títulos y valores de la deuda pública externa a largo plazo
4.10.04.02.00	Servicio de la deuda pública externa por préstamos a largo plazo
4.10.04.02.01	Amortización de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo
4.10.04.02.02	Amortización de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo
4.10.04.02.03	Amortización de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo

4.10.04.02.04	Amortización de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
4.10.04.02.05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo
4.10.04.02.06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo
4.10.04.02.07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo
4.10.04.02.08	Intereses de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
4.10.04.02.09	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo
4.10.04.02.10	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo
4.10.04.02.11	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo
4.10.04.02.12	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
4.10.04.02.13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo
4.10.04.02.14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo
4.10.04.02.15	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo
4.10.04.02.16	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
4.10.04.03.00	Servicio de la deuda pública externa indirecta a largo plazo de títulos y valores
4.10.04.03.01	Amortización de la deuda pública externa indirecta a largo plazo de títulos y valores
4.10.04.03.02	Intereses de la deuda pública externa indirecta a largo plazo de títulos y valores

4.10.04.03.03	Intereses por mora y multas de la deuda pública externa indirecta a largo plazo de títulos y valores
4.10.04.03.04	Comisiones y otros gastos de la deuda pública externa indirecta a largo plazo de títulos y valores
4.10.04.03.05	Descuentos en colocación de títulos y valores de la deuda pública externa indirecta a largo plazo
4.10.04.04.00	Servicio de la deuda pública externa indirecta por préstamos a largo plazo
4.10.04.04.01	Amortización de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a largo plazo
4.10.04.04.02	Amortización de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a largo plazo
4.10.04.04.03	Amortización de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a largo plazo
4.10.04.04.04	Amortización de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
4.10.04.04.05	Intereses de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a largo plazo
4.10.04.04.06	Intereses de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a largo plazo
4.10.04.04.07	Intereses de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a largo plazo
4.10.04.04.08	Intereses de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
4.10.04.04.09	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a largo plazo
4.10.04.04.10	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a largo plazo
4.10.04.04.11	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a largo plazo
4.10.04.04.12	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo

4.10.04.04.13	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a largo plazo
4.10.04.04.14	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a largo plazo
4.10.04.04.15	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a largo plazo
4.10.04.04.16	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
4.10.05.00.00	**Reestructuración y/o refinanciamiento de la deuda publica**
4.10.05.01.00	Disminución por reestructuración y/o refinanciamiento de la deuda interna a largo plazo, en a corto plazo
4.10.05.02.00	Disminución por reestructuración y/o refinanciamiento de la deuda interna a corto plazo, en a largo plazo
4.10.05.03.00	Disminución por reestructuración y/o refinanciamiento de la deuda externa a largo plazo, en a corto plazo
4.10.05.04.00	Disminución por reestructuración y/o refinanciamiento de la deuda externa a corto plazo, en a largo plazo
4.10.05.05.00	Disminución de la deuda pública por distribuir
4.10.05.05.01	Disminución de la deuda pública interna por distribuir
4.10.05.05.02	Disminución de la deuda pública externa por distribuir
4.10.06.00.00	**Servicio de la deuda pública por obligaciones de ejercicios anteriores**
4.10.06.01.00	Amortización de la deuda pública de obligaciones pendientes de ejercicios anteriores
4.10.06.02.00	Intereses de la deuda pública de obligaciones pendientes de ejercicios anteriores
4.10.06.03.00	Intereses por mora y multas de la deuda pública de obligaciones pendientes de ejercicios anteriores
4.10.06.04.00	Comisiones y otros gastos de la deuda pública de obligaciones pendientes de ejercicios anteriores
4.11.00.00.00	**DISMINUCION DE PASIVOS**
4.11.01.00.00	**Disminución de gastos de personal por pagar**
4.11.01.01.00	Disminución de sueldos, salarios y otras remuneraciones por pagar

4.11.02.00.00	**Disminución de aportes patronales y retenciones laborales por pagar**
4.11.02.01.00	Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)
4.11.02.02.00	Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)
4.11.02.03.00	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Jubilaciones
4.11.02.04.00	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Seguro de Paro Forzoso
4.11.02.05.00	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Habitacional
4.11.02.06.00	Disminución de aportes patronales y retenciones laborales por pagar al seguro de vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios
4.11.02.07.00	Disminución de aportes patronales y retenciones laborales por pagar a cajas de ahorro
4.11.02.08.00	Disminución de aportes patronales por pagar a organismos de seguridad social
4.11.02.09.00	Disminución de retenciones laborales por pagar al Instituto Nacional de Capacitación y Educación Socialista (Inces)
4.11.02.10.00	Disminución de retenciones laborales por pagar por pensión alimenticia
4.11.02.98.00	Disminución de otros aportes legales por pagar
4.11.02.99.00	Disminución de otras retenciones laborales por pagar
4.11.03.00.00	**Disminución de cuentas y efectos por pagar a proveedores**
4.11.03.01.00	Disminución de cuentas por pagar a proveedores a corto plazo
4.11.03.02.00	Disminución de efectos por pagar a proveedores a corto plazo
4.11.03.03.00	Disminución de cuentas por pagar a proveedores a mediano y largo plazo
4.11.03.04.00	Disminución de efectos por pagar a proveedores a mediano y largo plazo
4.11.04.00.00	**Disminución de cuentas y efectos por pagar a contratistas**
4.11.04.01.00	Disminución de cuentas por pagar a contratistas a corto plazo
4.11.04.02.00	Disminución de efectos por pagar a contratistas a corto plazo

4.11.04.03.00	Disminución de cuentas por pagar a contratistas a mediano largo y plazo
4.11.04.04.00	Disminución de efectos por pagar a contratistas a mediano y plazo
4.11.05.00.00	**Disminución de intereses por pagar**
4.11.05.01.00	Disminución de intereses internos por pagar
4.11.05.02.00	Disminución de intereses externos por pagar
4.11.06.00.00	**Disminución de otras cuentas y efectos por pagar a corto plazo**
4.11.06.01.00	Disminución de obligaciones de ejercicios anteriores
4.11.06.02.00	Disminución de otras cuentas por pagar a corto plazo
4.11.06.03.00	Disminución de otros efectos por pagar a corto plazo
4.11.07.00.00	**Disminución de pasivos diferidos**
4.11.07.01.00	Disminución de pasivos diferidos a corto plazo
4.11.07.01.01	Disminución de rentas diferidas por recaudar a corto plazo
4.11.07.02.00	Disminución de pasivos diferidos a mediano y largo plazo
4.11.07.02.01	Disminución del rescate de certificados de reintegro tributario
4.11.07.02.02	Disminución del rescate de bonos de exportación
4.11.07.02.03	Disminución del rescate de bonos en dación de pagos
4.11.08.00.00	**Disminución de provisiones y reservas técnicas**
4.11.08.01.00	Disminución de provisiones
4.11.08.01.01	Disminución de provisiones para cuentas incobrables
4.11.08.01.02	Disminución de provisiones para despidos
4.11.08.01.03	Disminución de provisiones para pérdidas en el inventario
4.11.08.01.04	Disminución de provisiones para beneficios sociales
4.11.08.01.99	Disminución de otras provisiones
4.11.08.02.00	Disminución de reservas técnicas
4.11.09.00.00	**Disminución de fondos de terceros**
4.11.09.01.00	Disminución de depósitos recibidos en garantía
4.11.09.99.00	Disminución de otros fondos de terceros
4.11.10.00.00	**Disminución de depósitos de instituciones financieras**
4.11.10.01.00	Disminución de depósitos a la vista

4.11.10.01.01	Disminución de depósitos de terceros a la vista de organismos del sector público
4.11.10.01.02	Disminución de depósitos de terceros a la vista de personas naturales y jurídicas del sector privado
4.11.10.02.00	Disminución de depósitos a plazo fijo
4.11.10.02.01	Disminución de depósitos a plazo fijo de organismos del sector público
4.11.10.02.02	Disminución de depósitos a plazo fijo de personas naturales y jurídicas del sector privado
4.11.11.00.00	**Obligaciones de ejercicios anteriores**
4.11.11.01.00	Devoluciones de cobros indebidos
4.11.11.02.00	Devoluciones y reintegros diversos
4.11.11.03.00	Indemnizaciones diversas
4.11.11.04.00	Compromisos pendientes de ejercicios anteriores
4.11.11.05.00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo
4.11.98.00.00	**Disminución de otros pasivos a corto plazo**
4.11.98.01.00	Disminución de otros pasivos a corto plazo
4.11.99.00.00	**Disminución de otros pasivos a mediano y largo plazo**
4.11.99.01.00	Disminución de otros pasivos a mediano y largo plazo
4.12.00.00.00	**DISMINUCIÓN DEL PATRIMONIO**
4.12.01.00.00	**Disminución del capital**
4.12.01.01.00	Disminución del capital fiscal e institucional
4.12.01.02.00	Disminución de aportes por capitalizar
4.12.01.03.00	Disminución de dividendos a distribuir
4.12.02.00.00	**Disminución de reservas**
4.12.02.01.00	Disminución de reservas
4.12.03.00.00	**Ajuste por inflación**
4.12.03.01.00	Ajuste por inflación
4.12.04.00.00	**Disminución de resultados**
4.12.04.01.00	Disminución de resultados acumulados
4.12.04.02.00	Disminución de resultados del ejercicio

4.98.00.00.00 **RECTIFICACIONES AL PRESUPUESTO**

4.98.01.00.00 **<u>Rectificaciones al presupuesto</u>**

4.98.01.01.00 Rectificaciones al presupuesto

III. DESCRIPCIÓN DE LAS CUENTAS DE RECURSOS

III. RECURSOS
3.01.00.00.00 Ingresos Ordinarios

III. DESCRIPCIÓN DE LAS CUENTAS DE RECURSOS

3.00.00.00.00 RECURSOS

Son los medios de financiamiento que la República y demás instituciones del sector público obtienen, en uso de sus competencias legales y de las funciones que le son propias, relacionadas con la tributación, operaciones de compra y venta, el endeudamiento, la disminución de activos y el aumento de pasivos.

3.01.00.00.00 INGRESOS ORDINARIOS

Son los ingresos recurrentes originados por el sistema tributario vigente y demás operaciones permanentes, que realizan las instituciones de la administración pública nacional para obtener los medios de financiamiento, para cumplir las funciones y responsabilidades que son de su competencia, establecidas en las leyes y normas legales que las rigen.

3.01.01.00.00 Impuestos directos

Son los impuestos que gravan las rentas o la riqueza de las personas físicas o jurídicas en forma directa o en función de la capacidad de pago en forma progresiva.

3.01.01.01.00 Impuesto sobre la renta a personas jurídicas

Ingresos originados por el impuesto sobre la renta sobre los beneficios obtenidos por las sociedades y demás instituciones que realizan actividades con fines de lucro.

3.01.01.01.01 Impuesto a empresas de hidrocarburos privadas

Ingresos del Estado por la imposición de gravámenes sobre los enriquecimientos netos anuales de empresas de hidrocarburos privadas, dedicadas a la explotación, procesamiento o comercialización de hidrocarburos.

3.01.01.01.02 Impuesto a empresas de hidrocarburos públicas - operadoras y comercializadoras

Son los ingresos que percibe la República de empresas de hidrocarburos públicas - operadoras y comercializadoras, por la aplicación de gravámenes que se originan de los enriquecimientos netos obtenidos por sus actividades económicas.

3.01.01.01.03 Impuesto a empresas de hidrocarburos públicas – Petróleos de Venezuela, S.A (Pdvsa) Casa matriz y otras filiales.

Ingresos del Estado por la imposición de gravámenes sobre los enriquecimientos netos anuales de empresas de hidrocarburos públicas – Petróleos de Venezuela, S.A Casa Matriz y otras filiales, que tributan según la tarifa comercial establecida en la Ley de Impuesto Sobre La Renta.

3.01.01.01.04 **Impuesto adicional a empresas de hidrocarburos privadas**

Ingresos que percibe la República originados por el impuesto sobre la renta adicional aplicado a las empresas de hidrocarburos privadas.

3.01.01.01.05 **Impuesto adicional a empresas de hidrocarburos públicas – operadoras y comercializadoras**

Ingresos que percibe la República originados por el impuesto sobre la renta adicional aplicado a las empresas de hidrocarburos públicas – operadoras y comercializadoras.

3.01.01.01.06 **Impuesto adicional a empresas de hidrocarburos públicas – otras filiales de Petróleos de Venezuela, S.A (Pdvsa)**

Son los ingresos que percibe la República originados por el impuesto sobre la renta adicional de las empresas de hidrocarburos públicas otras filiales de Petróleos de Venezuela, S.A (Pdvsa).

3.01.01.01.07 **Impuesto a empresas mineras sector hierro**

Son los ingresos que percibe la República, por la imposición de gravámenes sobre los enriquecimientos netos anuales de empresas mineras dedicadas a la explotación comercial del mineral de hierro.

3.01.01.01.08 **Impuesto a empresas mineras sector otros minerales**

Son los ingresos que percibe la República, originados por la aplicación de gravámenes sobre los enriquecimientos netos anuales de empresas mineras dedicadas a la explotación comercial del oro, diamantes y demás piedras preciosas, plata, platino y otros minerales.

3.01.01.01.09 **Impuesto adicional a empresas mineras sector hierro**

Ingresos que percibe la República por el gravamen adicional a los enriquecimientos netos obtenidos por las empresas mineras dedicadas a la explotación comercial del mineral de hierro.

3.01.01.01.10 **Impuesto adicional a empresas mineras sector otros minerales**

Ingresos que percibe la República por el gravamen adicional a los enriquecimientos netos obtenidos por las empresas mineras dedicadas a la explotación comercial del oro, diamantes y demás piedras preciosas, plata, platino y otros minerales.

3.01.01.01.11 Impuesto sobre la renta a otras personas jurídicas

Son los ingresos originados por el gravamen de impuesto sobre la renta aplicado a los enriquecimientos netos anuales obtenidos por las empresas que realizan actividades económicas distintas a las de explotación y comercialización de hidrocarburos y minerales, que tributan según la tarifa comercial establecida en la Ley de Impuesto Sobre La Renta.

3.01.01.02.00 Impuesto sobre la renta a personas naturales

Son los ingresos que se originan por el gravamen aplicado al enriquecimiento neto anual obtenido por las personas naturales en el territorio nacional, sean o no residentes.

3.01.01.03.00 Impuestos sobre sucesiones, donaciones y demás ramos conexos

Ingresos que se originan por el gravamen aplicado a la cesión de bienes, traspasos a título gratuito, a personas naturales o jurídicas, por causa de muerte o por actos entre vivos, relacionados con las disposiciones establecidas en lo relativo a donaciones, herencias, legados y otras condiciones similares.

3.01.01.04.00 Reparos administrativos por impuesto sobre la renta a personas jurídicas

Son ingresos que percibe la República producto de los actos de fiscalización y resolución ejecutados por la administración tributaria, en su actuación para comprobar la veracidad en el cumplimiento de las obligaciones tributarias por el pago del impuesto sobre la renta de personas jurídicas. Se produce cuando las personas jurídicas incurren en errores u omisiones comprobados fehacientemente por dicha administración de acuerdo a lo establecido en la Ley de Impuesto Sobre La Renta.

3.01.01.04.01 Reparos administrativos por impuesto a empresas de hidrocarburos privadas

Son ingresos que se originan en los actos de fiscalización y resolución ejecutados por la administración tributaria, en su actuación para comprobar la veracidad en el cumplimiento de las obligaciones tributarias por el pago del impuesto sobre la renta de empresas de hidrocarburos privadas. Se produce cuando las empresas de hidrocarburos privadas incurren en errores u omisiones comprobados fehacientemente por dicha administración de acuerdo a la Ley de Impuesto Sobre La Renta.

3.01.01.04.02 Reparos administrativos a empresas de hidrocarburos públicas – operadoras y comercializadoras

Son los ingresos que se originan en los actos de fiscalización y resolución ejecutados por la administración tributaria, en su actuación para comprobar la veracidad en el cumplimiento de las obligaciones tributarias por el pago del impuesto sobre la renta de empresas de hidrocarburos públicas – operadoras y comercializadoras. Se produce cuando estas empresas incurren en errores u omisiones comprobados fehacientemente por dicha administración de acuerdo a la Ley de Impuesto Sobre La Renta.

3.01.01.04.03 Reparos administrativos a empresas de hidrocarburos públicas – otras filiales de Petróleos de Venezuela, S.A (Pdvsa)

Son los ingresos que se originan en los actos de fiscalización y resolución ejecutados por la administración tributaria, en su actuación para comprobar la veracidad en el cumplimiento de las obligaciones tributarias por el pago del impuesto sobre la renta de empresas de hidrocarburos públicas – otras filiales de Petróleos de Venezuela, S.A (Pdvsa). Se produce cuando estas empresas incurren en errores u omisiones comprobados fehacientemente por dicha administración de acuerdo en la Ley de Impuesto Sobre La Renta.

3.01.01.04.04 Reparos administrativos a empresas mineras sector hierro

Son ingresos que percibe la República producto de los actos de fiscalización y resolución ejecutados por la administración tributaria, en su actuación para comprobar la veracidad en el cumplimiento de las obligaciones tributarias por el pago del impuesto sobre la renta de empresas mineras del sector hierro. Se produce cuando las empresas de este sector incurren en errores u omisiones fehacientemente por dicha administración, con base en lo estipulado en la Ley de Impuesto Sobre La Renta.

3.01.01.04.05 Reparos administrativos a empresas mineras sector otros minerales

Son ingresos que se originan en los actos de fiscalización y resolución ejecutados por la administración tributaria, para comprobar la veracidad en el cumplimiento de las obligaciones tributarias por el pago del impuesto sobre la renta de empresas mineras del sector otros minerales. Se produce cuando las empresas de este sector incurren en errores u omisiones comprobados fehacientemente por dicha administración de acuerdo, con la Ley de Impuesto Sobre La Renta.

3.01.01.04.06 **Reparos administrativos a otras personas jurídicas**

Son ingresos que se originan en los actos de fiscalización y resolución ejecutados por la administración tributaria, para comprobar la veracidad en el cumplimiento de las obligaciones tributarias por el pago del impuesto sobre la renta de otras personas jurídicas. Se produce cuando las personas jurídicas que realizan actividades económicas distintas a las de explotación y comercialización de hidrocarburos y minerales incurren en errores u omisiones comprobados fehacientemente por dicha administración, de acuerdo a lo establecido en la Ley de Impuesto Sobre La Renta.

3.01.01.05.00 **Reparos administrativos por impuesto sobre la renta a personas naturales**

Son los ingresos que se originan en los actos de fiscalización y resolución ejecutados por la administración tributaria, para comprobar la veracidad en el cumplimiento de las obligaciones tributarias por el pago del impuesto sobre la renta de personas naturales. Se produce cuando las personas naturales incurren en errores u omisiones comprobados fehacientemente por dicha administración, de acuerdo con la Ley de Impuesto Sobre La Renta.

3.01.01.06.00 **Reparos administrativos a impuesto sobre sucesiones, donaciones y demás ramos conexos**

Son los ingresos que se originan en los actos de fiscalización y resolución realizados por la administración tributaria, para comprobar la veracidad en el cumplimiento del pago del impuesto sobre sucesiones, donaciones y demás ramos conexos. Se produce cuando en alguno de estos procesos de cesión o traspasos de bienes se incurre en errores u omisiones comprobados fehacientemente por dicha administración de acuerdo con la ley de impuesto sobre sucesiones, donaciones y demás ramos conexos.

3.01.02.00.00 **<u>Impuestos indirectos</u>**

Son los ingresos tributarios derivados de la aplicación de gravámenes a la importación y exportación de mercancías y, a la producción, el consumo y las transacciones financieras, los cuales son trasladables a los costos de producción y comercialización.

3.01.02.01.00 **Impuestos de importación**

Son los ingresos originados por la nacionalización de las mercancías clasificadas como importación, gravadas de acuerdo al arancel de aduanas y que son ingresadas al país por vía marítima, fluvial, aérea, terrestre o por correo (bultos postales).

3.01.02.01.01 **Impuesto de importación ordinario**

Son los ingresos originados por la aplicación del impuesto correspondiente a la introducción en el país de forma legal, por vía marítima, fluvial, aérea o terrestre de mercancía clasificada como de importación. Dicho impuesto se establece en el arancel de aduanas.

3.01.02.01.02 **Impuesto de importación de bultos postales**

Ingresos originados por la aplicación del impuesto correspondiente a la introducción en el país de forma legal, por vía postal, de mercancía clasificada como de importación gravada con el arancel de aduanas.

3.01.02.01.03 **Impuesto interno por la importación de alcoholes y bebidas alcohólicas**

Son los ingresos originados por la aplicación del arancel de aduanas a la importación de alcoholes y bebidas alcohólicas.

3.01.02.02.00 **Impuesto de exportación**

Son los ingresos originados por la remisión al exterior, por vía marítima, aérea, terrestre o por correo de mercancía clasificada como de exportación gravada con el arancel de aduanas.

3.01.02.03.00 **Impuesto sobre la producción, el consumo y transacciones financieras**

Ingresos provenientes de la aplicación de impuestos a los precios de venta al público de bebidas nacionales e importadas, al expendio al público de especies alcohólicas nacionales e importadas, a la venta de cigarrillos, tabacos y picaduras de producción nacional e importados, al consumo a la gasolina y otros derivados del petróleo, a los servicios de telecomunicaciones, al valor agregado de productos importados y producidos en el mercado local y al débito bancario. Todos estos tributos se fundamentan en leyes y reglamentos específicos promulgados al respecto.

3.01.02.03.01 **Impuesto sobre alcoholes de producción nacional**

Ingresos que percibe la República, originados por la aplicación de impuestos a la producción nacional de alcoholes.

3.01.02.03.02 **Impuesto sobre bebidas alcohólicas de producción nacional**

Ingresos derivados del impuesto a la producción de las especies alcohólicas, por la respectiva industria, distinta de cervezas y vinos.

3.01.02.03.03 **Impuesto sobre cerveza de producción nacional**

Ingresos que percibe la República originados por la aplicación de impuestos a la producción nacional de cerveza.

3.01.02.03.04 **Impuesto sobre vinos de producción nacional**

Ingresos que percibe la República originada por la aplicación de impuestos a la producción nacional de vinos.

3.01.02.03.05 **Impuesto sobre el precio de venta al público de las cervezas y vinos naturales de producción nacional**

Ingresos derivados del impuesto sobre la venta de cerveza y vinos naturales de producción nacional.

3.01.02.03.06 **Impuesto sobre el precio de venta al público de las cervezas y vinos naturales importados**

Ingresos derivados del impuesto sobre la venta de cerveza y vinos naturales de producción extranjera.

3.01.02.03.07 **Impuesto sobre el precio de venta al público de otras bebidas hasta 50.0° G.L. de producción nacional**

Ingresos derivados del impuesto sobre la venta de otras bebidas hasta 50.0° G.L. de producción nacional.

3.01.02.03.08 **Impuesto sobre el precio de venta al público de otras bebidas hasta 50.0° G.L. importadas**

Ingresos derivados del impuesto sobre la venta de otras bebidas hasta 50.0° G.L. importadas.

3.01.02.03.09 **Impuesto sobre expedición al público de especies alcohólicas importadas**

Ingresos derivados del impuesto sobre la expedición al público de especies alcohólicas importadas. Este impuesto se genera cuando son retiradas de las aduanas.

3.01.02.03.10 **Impuesto sobre expedición al público de especies alcohólicas nacionales**

Ingresos derivados del impuesto sobre el expendio al público de especies alcohólicas nacionales. Este impuesto se genera cuando son despachadas en los establecimientos productores.

3.01.02.03.11 **Impuesto sobre la venta de cigarrillos, tabacos y picaduras importadas**

Ingresos derivados del impuesto sobre la venta de cigarrillos, tabacos y picaduras importados destinados al consumo en el país.

3.01.02.03.12 Impuesto sobre la venta de cigarrillos, tabacos y picaduras de producción nacional

Ingresos derivados del impuesto sobre la venta de cigarrillos, tabacos y picaduras de producción nacional destinados al consumo en el país.

3.01.02.03.13 Impuesto a la producción de fósforos

Son los ingresos originados por la cancelación del derecho de fabricación o producción de fósforos, el cual se causa al producirse la especie, se hace exigible al ser expedida de la fábrica, y se recauda conforme a la normativa prevista.

3.01.02.03.14 Ventajas especiales por fabricación de fósforos

Ingresos originados en las ventajas especiales concedidas por terceros al Estado, de conformidad con la ley de la materia distintos del gravamen establecido como impuesto.

3.01.02.03.15 Impuesto al consumo propio de gasolina

Son los ingresos provenientes del impuesto sobre el valor de la gasolina producida y consumida como combustible en operaciones propias de la empresa productora. Este impuesto se calcula en base al precio de venta al consumidor final.

3.01.02.03.16 Impuesto al consumo general a la gasolina

Son los ingresos que percibe la República provenientes del impuesto que se aplica a cada litro de gasolina vendido en el mercado interno. La alícuota de este impuesto oscila entre un treinta y cincuenta por ciento del precio pagado por el consumidor final, y es fijada anualmente en la ley de presupuesto.

3.01.02.03.17 Impuesto al consumo propio de otros derivados del petróleo

Son los ingresos provenientes del impuesto aplicado al valor de los productos derivados de los hidrocarburos distintos a la gasolina producidos y consumidos como combustible en operaciones propias de la empresa productora. Este impacto se calcula en base al precio de venta al consumidor final.

3.01.02.03.18 Impuesto al consumo general de otros derivados del petróleo

Son los ingresos que percibe la República provenientes del impuesto que se aplica a cada litro de producto derivado de los hidrocarburos, distinto a la gasolina vendido en el mercado interno. La alícuota de este impuesto oscila entre un treinta y cincuenta por ciento del precio pagado por el consumidor final, y es fijada anualmente en la ley de presupuesto.

3.01.02.03.19 **Impuesto sobre telecomunicaciones**

Son los ingresos que percibe la República provenientes del impuesto que se aplica a quienes con fines de lucro presten servicio de radiodifusión sonora o de televisión abierta, o cualquier otro servicio de telecomunicaciones.

3.01.02.03.20 **Impuesto al valor agregado sobre la importación de bienes y servicios**

Ingreso que se origina por el impuesto que se aplica al valor de la importación de bienes y servicios del sector público y privado.

3.01.02.03.21 **Impuesto al valor agregado sobre la producción, distribución y comercialización de bienes y servicios**

Ingresos provenientes de la aplicación de la tasa de impuesto vigente, sobre el valor añadido, creado por los agentes económicos, en cada fase del proceso productivo de los bienes y servicios.

3.01.02.03.22 **Impuesto al valor agregado sobre los hechos imponibles realizados por empresas públicas, institutos autónomos y demás entes descentralizados**

Se ocasiona cuando los organismos del sector público realizan operaciones que constituyen hechos imponibles contemplados en la ley del impuesto al valor agregado.

3.01.02.03.23 **Reparos administrativos a impuestos al valor agregado**

Son los ingresos que se perciben producto de los actos de fiscalización y resolución ejecutados por la administración tributaria, en su actuación para comprobar el correcto cumplimiento de las obligaciones de este impuesto. Se produce cuando el sujeto pasivo incurre en errores u omisiones comprobados fehacientemente por dicha administración.

3.01.02.03.24 **Impuesto al débito bancario**

Son los ingresos que percibe la República por la aplicación de la Ley que establece el impuesto, sobre los débitos o retiros efectuados en las instituciones del sistema financiero nacional, realizados en cuentas corrientes, de ahorros, depósitos en custodia, en cualquier otra clase de depósitos o cualquier otro instrumento financiero, abiertos o ubicados en Venezuela.

3.01.02.03.25 **Reparos administrativos al impuesto al débito bancario**

Son ingresos que se perciben producto de los actos de fiscalización y resolución ejecutados por la administración tributaria, en su actuación para comprobar la veracidad en el cumplimiento de las obligaciones tributarias por el impuesto al débito bancario. Se produce cuando el sujeto pasivo incurre en errores u omisiones comprobados fehacientemente por dicha administración.

3.01.02.04.00 Impuestos a las actividades de juegos de envite o azar

Son ingresos que se perciben por la aplicación de impuestos sobre los ingresos brutos que obtienen la operación de juegos de lotería, apuestas sobre la explotación de espectáculos hípicos, explotación de salas de bingo y organización en general de juegos de envite o azar, y por los impuestos de explotación o regalía por mesas de juego de casino y máquinas traganíqueles.

3.01.02.04.01 Impuestos sobre casinos y salas de bingo

Son ingresos que se perciben por el impuesto sobre los ingresos brutos percibidos por jugadas realizadas en la sala de bingo y por cada mesa de juego instalada en el casino. Incluye regalía por la explotación de las mesas de juego de casino, ganancias brutas que obtienen los casinos y los ingresos no destinados a la premiación de los jugadores de acuerdo a la Ley para el Control de los Casinos, Salas de Bingo y Máquinas Traganíqueles.

3.01.02.04.02 Impuestos de explotación de máquinas traganíqueles

Ingresos que se perciben por el impuesto a cada máquina traganíquel incorporada a la explotación de casinos y salas de bingo. Incluye regalía por cada máquina traganíquel de acuerdo a la Ley para el Control de los Casinos, Salas de Bingo y Máquinas Traganíqueles.

3.01.02.04.03 Reparos administrativos impuesto casinos, salas de juego y máquinas traganíqueles

Ingresos que percibe la República producto de los actos de fiscalización y resolución ejecutados por la administración tributaria, sobre casinos, salas de juego y máquinas traganíqueles.

3.01.02.04.04 Impuesto a la operación de juegos de lotería

Son ingresos que se perciben por la aplicación de impuestos sobre ingresos brutos que obtienen las operaciones de juegos de lotería.

3.01.02.04.05 Impuesto a las apuestas sobre la explotación de espectáculos hípicos

Son ingresos que se perciben por la aplicación de impuestos sobre ingresos brutos que obtienen por las apuestas sobre la explotación de espectáculos hípicos.

3.01.02.04.06 **Impuesto sobre la organización en general de juegos de envite o azar**

Son ingresos que se perciben por la aplicación de impuestos sobre ingresos brutos que obtienen por la organización en general de juegos de envite o azar.

3.01.02.04.07 **Impuesto sobre apuestas deportivas**

Son ingresos que se perciben por la aplicación de impuesto sobre los ingresos brutos que derivan de las apuestas deportivas nacionales o extranjeras.

3.01.02.04.08 **Reparos administrativos impuesto a la operación de juegos de lotería, apuestas sobre la explotación de espectáculos hípicos y organización en general de juegos de envite o azar y apuestas deportivas**

Ingresos que percibe la República producto de los actos de fiscalización y resolución ejecutados por la administración tributaria, sobre las operaciones de juegos de lotería, explotación de espectáculos hípicos, organización en general de juegos de envite o azar y apuestas deportivas.

3.01.02.05.00 **Inmuebles urbanos**

Ingresos Municipales originados por la aplicación del impuesto a la propiedad de edificaciones y terrenos, situados en zonas urbanas dentro del respectivo Municipio.

3.01.02.06.00 **Participación en el impuesto a la propiedad rural**

Ingresos que percibe el Municipio derivados de su participación en el impuesto a la propiedad territorial rural.

3.01.02.07.00 **Patente de industria y comercio**

Ingresos Municipales derivados de la aplicación de un gravamen por el establecimiento y la explotación comercial de cualquier industria y comercio en la jurisdicción de la respectiva Municipalidad.

3.01.02.08.00 **Patente de vehículo**

Ingresos del Municipio derivados de la aplicación del impuesto al uso de las vías públicas, por vehículos de particulares residentes o domiciliados en la jurisdicción de la respectiva Municipalidad.

3.01.02.09.00 **Propaganda comercial**

Ingresos del Municipio derivados del impuesto aplicado a la propaganda de índole comercial en la jurisdicción de la respectiva Municipalidad.

3.01.02.10.00 **Espectáculos públicos**

Ingresos del Municipio derivados del impuesto aplicable a la asistencia de particulares a espectáculos de cualquier índole, realizados en la jurisdicción de la respectiva Municipalidad.

3.01.02.11.00 **Apuestas lícitas**

Ingresos del Municipio derivados del impuesto aplicable a las apuestas, rifas, sorteos o loterías que se pacten en la jurisdicción de la respectiva Municipalidad.

3.01.02.12.00 **Deudas morosas**

Ingresos que percibe el Municipio por el fraccionamiento y plazos que otorga discrecionalmente la administración tributaria, sobre el pago de deudas atrasadas.

3.01.02.99.00 **Otros impuestos indirectos**

Ingresos Municipales derivados de la aplicación de otros impuestos indirectos no previstos en los rubros impositivos anteriores.

3.01.03.00.00 **Ingresos por tasas**

Ingresos originados por los tributos que pagan los contribuyentes por la utilización de los servicios públicos o por la realización por parte de la administración, de actividades que benefician a los usuarios y que no puede llevar a cabo el sector privado.

3.01.03.01.00 **Derechos de tránsito terrestre**

Ingresos derivados de la prestación de los servicios relativos al tránsito terrestre.

3.01.03.02.00 **Derechos a examen**

Ingresos originados en la prestación del servicio de examen para obtener la licencia de conducir vehículos.

3.01.03.03.00 **Derechos de expedición, renovación y reválida de licencias**

Ingresos originados en la prestación del servicio de expedición, renovación y reválida de licencias para la conducción de vehículos.

3.01.03.04.00 **Derechos de registro y traspaso**

Ingresos originados en la prestación del servicio de registro y traspaso de vehículos.

3.01.03.05.00 **Derechos de placas identificadoras**

Ingresos originados en la prestación de servicio del otorgamiento de placas identificadoras de vehículos.

3.01.03.06.00 **Derechos por revisión anual**

Ingresos originados por la prestación del servicio de revisión anual de vehículos.

3.01.03.07.00 **Derechos por remoción o arrastre de vehículos**

Ingresos originados por la prestación del servicio de remoción o arrastre de vehículos.

3.01.03.08.00 **Derechos por estacionamiento de vehículos**

Ingresos originados por la prestación del servicio de estacionamiento de vehículos.

3.01.03.09.00 **Permiso para uso de rutas extraurbanas**

Ingresos originados por el otorgamiento de permisos para la circulación de vehículos de pasajeros en rutas extraurbanas.

3.01.03.10.00 **Copias de documentos**

Ingresos originados por la prestación del servicio de otorgamiento de copias de documentos.

3.01.03.11.00 **Tasas para el uso de aeronaves y por licencias de personal aeronáutico**

Ingresos originados por el otorgamiento de licencias y permisos para volar en el espacio aéreo Venezolano, por la matriculación de aeronaves comerciales, al efectuar las transferencias o gravámenes de aeronaves, por la expedición de permisos de vuelos y licencia de pilotos, mecánicos de aviación, radio operadores y cualquier otra licencia para especialistas aeronáuticos.

3.01.03.12.00 **Tasas aeroportuarias**

Son los ingresos derivados de la utilización de las instalaciones y servicios de los aeropuertos.

3.01.03.13.00 **Tasas por uso de canales de navegación**

Son los ingresos que se originan por la aplicación por parte del Instituto Nacional de Canalizaciones (INC) de un régimen tarifario, por la utilización de obras de canalización en los canales de navegación del río Orinoco y del lago de Maracaibo.

3.01.03.14.00 Patente de navegación

Son los ingresos derivados de la expedición de patente de navegación.

3.01.03.15.00 Expedición de licencias de navegación

Ingresos derivados de la expedición de licencias de navegación.

3.01.03.16.00 Servicio de telecomunicaciones

Ingresos derivados de la utilización de los sistemas nacionales o internacionales de comunicaciones, por medio de emisiones de toda naturaleza y otro sistema o procedimiento de transmisión de señales eléctricas.

3.01.03.17.00 Permisos para estaciones privadas de radiocomunicaciones

Ingresos originados en el otorgamiento a particulares de permisos para establecer estaciones privadas de radiocomunicaciones y por la concesión para operar dichas estaciones.

3.01.03.18.00 Derechos de pilotajes

Ingresos originados en la prestación de los servicios de pilotaje para navegar en las zonas de pilotaje, así como también para efectuar en las mismas, cualquier maniobra de fondear, atracar, desatracar, abordar otro buque, y amarrar o desamarrar.

3.01.03.19.00 Habilitación de pilotaje

Ingresos originados por la prestación de los servicios de pilotaje en horas no comprendidas en el horario de trabajo o en días no hábiles.

3.01.03.20.00 Servicios de remolcadores

Ingresos originados por la utilización del servicio de remolcadores para las operaciones de pilotaje, cuando los buques se encuentran en los puertos en los cuales se haya declarado su uso en forma obligatoria.

3.01.03.21.00 Habilitación de remolcadores

Ingreso originado en la habilitación del servicio de remolcadores para las operaciones de pilotaje, en horas no comprendidas en el horario de trabajo o en días no hábiles.

3.01.03.22.00 Habilitación de capitanías de puerto

Ingreso originado en la utilización de los servicios de capitanía de puerto, en horas no comprendidas en el horario de trabajo o en días no hábiles.

3.01.03.23.00 **Otros servicios de capitanías de puerto**

Ingresos originados en la prestación del servicio de cubicación de arena extraída de las riveras de las aguas territoriales o interiores, así como de los terrenos a la orilla del mar, lagos y ríos, y otros servicios de capitanías de puertos no contemplados en los ramos anteriores.

3.01.03.24.00 **Tasas de faros y boyas**

Son los ingresos originados por la utilización del sistema de señalización marítima por buques o naves nacionales o internacionales (con bandera extranjera), y se pagará de acuerdo a las tarifas vigentes para la fecha.

3.01.03.25.00 **Servicios de aduana**

Ingresos originados en la utilización de los diferentes servicios prestados por las oficinas aduaneras, para determinar el régimen aplicable a las mercancías sometidas a su potestad y por la confrontación de la documentación aduanera.

3.01.03.26.00 **Habilitación de aduanas**

Son los ingresos percibidos por el uso de los servicios de las oficinas aduaneras, en horas no comprendidas en el horario de trabajo, o en días no hábiles.

3.01.03.27.00 **Derechos de almacenaje**

Ingresos derivados de la prestación del servicio de almacenamiento de las mercancías en las zonas de depósito de las oficinas aduaneras, con excepción de las zonas existentes en los puertos nacionales y en el Aeropuerto Internacional de Maiquetía "Simón Bolívar".

3.01.03.28.00 **Corretaje de bultos postales**

Ingresos derivados del acarreo de los bultos postales dentro de las zonas aduanales Venezolanas.

3.01.03.29.00 **Servicios de consulta sobre clasificación arancelaria, valoración aduanera y análisis de laboratorio**

Ingresos originados en la prestación del servicio de consultas a la oficina competente sobre la clasificación arancelaria y valoración aduanera de cualquier mercancía. También se imputa por esta subespecífica el análisis de laboratorio que pueda exigir alguna de las consultas planteadas.

3.01.03.30.00 **Bandas de garantía, cápsulas y sellos**

Ingresos provenientes de la venta de bandas, cápsulas, sellos o cualquier otro aditamento necesario para amparar la especie sobre la cual se ha pagado el impuesto de producción nacional o de importación de especies alcohólicas.

3.01.03.31.00 Servicio de peaje

Ingresos derivados del tránsito de vehículos automotores por las autopistas y puentes.

3.01.03.32.00 Servicio de riego y drenaje

Ingresos derivados del pago por la utilización de los sistemas de riego y drenaje por parte de terceros.

3.01.03.33.00 Estampillas fiscales

Ingresos derivados de la formalización de las actuaciones contempladas en las leyes de Timbre Fiscal, Registro Público, Ley Orgánica del Servicio Consular, Propiedad Industrial, Minas y demás leyes, mediante el uso de timbres móviles o fijos.

3.01.03.34.00 Papel sellado

Ingresos originados por la venta de papel sellado, utilizado para formalizar gestiones administrativas y judiciales que así lo requieran.

3.01.03.35.00 Derechos de traslado

Ingresos originados por el otorgamiento de documentos o actos, por motivo del traslado de las notarías públicas, oficinas de registro y juzgados a lugares distintos a su sede, de conformidad con el arancel vigente.

3.01.03.36.00 Servicios sanitarios marítimos

Ingresos derivados del uso por parte de los buques de los servicios sanitarios marítimos, fuera de las horas laborales o en días inhábiles; los que arriben a puertos Venezolanos en días y horas laborales, no pagarán por dichos servicios.

3.01.03.37.00 Servicios hospitalarios

Ingresos originados en la retribución por servicios prestados por establecimientos hospitalarios adscritos al Ministerio de Salud y Desarrollo Social, a pacientes del Instituto Venezolano de los Seguros Sociales (IVSS).

3.01.03.38.00 Venta de copias de planos

Ingresos percibidos por la venta de copias de planos topográficos, copias heliográficas, material cartográfico y demás planos, de las parcelas destinadas a la explotación de minas e hidrocarburos

3.01.03.39.00 **Derechos de contraste, verificación y estudios**

Ingresos originados por la comparación o contraste de aparatos e instrumentos de medidas, la verificación o comprobación de aparatos e instrumentos de medidas o de consumo, así como también la realización de estudios especiales sobre los mismos y la aprobación de modelos.

3.01.03.40.00 **Patente de pesca de perlas**

Ingresos derivados de la expedición de la patente para ejercer la industria de pesca de perla.

3.01.03.41.00 **Licencia de caza**

Son los ingresos originados por la tramitación y expedición de licencias para cazar con fines deportivos, comerciales y científicos. Comprende las licencias para ejercer el comercio o industria de animales silvestres que se encuentran en cualquier ambiente sea marítimo, aéreo o terrestre.

3.01.03.42.00 **Derechos de Cancillería**

Ingresos originados por la concesión de la orden del Libertador "Simón Bolívar" en todas sus clases.

3.01.03.43.00 **Depósitos por el ingreso al país de extranjeros**

Ingresos determinados legalmente, originados por el depósito obligatorio que deben efectuar los extranjeros al ingresar al país.

3.01.03.44.00 **Registro sanitario**

Ingresos derivados de la tramitación de peticiones relacionadas con el registro de alimentos, bebidas, medicinas, drogas y cosméticos.

3.01.03.45.00 **Derechos de análisis de sustancias químicas**

Ingresos originados en el servicio de análisis practicados a las sustancias químicas utilizadas en la elaboración de alimentos concentrados para animales o destinados a usos agrícola o pecuario.

3.01.03.46.00 **Derechos consulares**

Ingresos originados por los actos que practiquen en el ejercicio de sus funciones, las oficinas consulares, o las secciones consulares de las embajadas de la República Bolivariana de Venezuela.

3.01.03.47.00 **Matrícula para importar y exportar sustancias estupefacientes y psicotrópicas**

Ingresos originados por el otorgamiento de la matrícula a los establecimientos farmacéuticos, para efectuar las operaciones de importación o exportación de sustancias estupefacientes y psicotrópicas.

3.01.03.48.00 Permisos Municipales

Ingresos derivados del otorgamiento de permisos por el Municipio de conformidad con el ordenamiento jurídico correspondiente.

3.01.03.49.00 Certificaciones y solvencias

Ingresos derivados de certificaciones y solvencias expedidas por el Municipio de conformidad con el ordenamiento jurídico correspondiente.

3.01.03.50.00 Servicio de energía eléctrica

Ingresos del Municipio derivados de le prestación del servicio de energía eléctrica, en la jurisdicción de la respectiva Municipalidad.

3.01.03.51.00 Servicio de distribución de agua

Ingresos Municipales originados en los servicios relacionados con la distribución de agua, tales como: la instalación de medidores y el servicio de agua potable, de acuerdo a las normas legales correspondientes.

3.01.03.52.00 Servicio de gas doméstico

Ingresos Municipales derivados del servicio de gas doméstico en la respectiva jurisdicción, de acuerdo con las normas legales correspondientes.

3.01.03.53.00 Mensura y deslinde

Ingresos derivados del servicio de mensura y deslinde de tierras y terrenos, prestados por la Municipalidad, de acuerdo a las normas legales correspondientes.

3.01.03.54.00 Aseo domiciliario

Ingresos derivados de la prestación del servicio de aseo domiciliario por la Municipalidad, de acuerdo a las normas legales correspondientes.

3.01.03.55.00 Matadero

Ingresos derivados por uso de los servicios de mataderos Municipales, tales como: beneficio, transporte, etc, realizado en la jurisdicción respectiva, de acuerdo con las normas legales correspondientes.

3.01.03.56.00 Mercado

Ingresos derivados por el uso de los servicios de mercados Municipales, en el ejercicio del comercio, de acuerdo a las normas legales correspondientes.

3.01.03.57.00 **Cementerio**

Ingresos derivados del uso de los servicios de cementerios Municipales, tales como: inhumaciones, exhumaciones y embalsamamientos, realizados de acuerdo con las normas legales correspondientes.

3.01.03.58.00 **Terminal de pasajeros**

Ingresos derivados de la prestación de los servicios Municipales de terminales de pasajeros, tales como: el uso por transporte de pasajeros, arrendamiento de locales; etc, de conformidad con las normas legales correspondientes.

3.01.03.59.00 **Deudas morosas por tasas**

Ingresos provenientes de tasas devengadas en el ejercicio anterior y a percibir en el ejercicio presente.

3.01.03.99.00 **Otros tipos de tasas**

Ingresos derivados de los servicios prestados, no incluidos en los conceptos de tasas indicados en las anteriores descripciones.

3.01.04.00.00 **Ingresos por contribuciones especiales**

Ingresos que se originan por la imposición de un gravamen sobre bienes inmuebles que directa o indirectamente obtienen el beneficio de aumento de su valor, como consecuencia de la realización de obras públicas o del establecimiento o ampliación de servicios públicos.

3.01.04.01.00 **Sobre la plusvalía inmobiliaria**

Ingresos ordinarios generados por las contribuciones de propietarios en virtud del beneficio que reciben por estar sus inmuebles ubicados cerca de determinadas obras públicas.

3.01.04.02.00 **Contribuciones por mejoras**

Ingresos ordinarios de la República originados por contribuciones de propietarios, en el caso de inmuebles que experimenten una plusvalía que exceda del diez por ciento del valor del mismo, como consecuencia a la construcción de obras públicas tales como: la apertura o ensanche de calles, avenidas, parques o jardines, caminos, carreteras, obras de riego o de saneamiento.

3.01.04.99.00 **Otras contribuciones especiales**

Ingresos generados por otro tipo de contribuciones no incluidos en las específicas anteriores.

3.01.05.00.00 **<u>Ingresos por aportes y contribuciones a la seguridad social</u>**

Son los aportes patronales sobre remuneraciones y contribuciones de trabajadores en relación de dependencia con los sistemas de seguridad social.

3.01.05.01.00 **Ingresos por aportes patronales a la seguridad social**

Son los aportes efectuados por los patronos de acuerdo a las leyes y normas legales vigentes, destinados al pago de jubilaciones, pensiones y retiros y al financiamiento de los servicios de seguridad social tales como la atención de enfermedades y situaciones de incapacidad temporal y permanente.

3.01.05.01.01 **Ingresos por aportes del sector privado**

Aportes efectuados por los patronos sobre remuneraciones de trabajadores del sector privado, de acuerdo a las leyes y normas legales vigentes, destinados al pago de jubilaciones, pensiones y retiros y al financiamiento de los servicios de seguridad social tales como la atención de enfermedades y situaciones de incapacidad temporal y permanente.

3.01.05.01.02 **Ingresos por aportes del sector público**

Aportes efectuados por los patronos sobre remuneraciones de trabajadores del sector público, de acuerdo a las leyes y normas legales vigentes, destinados al pago de jubilaciones, pensiones y retiros y al financiamiento de los servicios de seguridad social tales como la atención de enfermedades y situaciones de incapacidad temporal y permanente.

3.01.05.02.00 **Contribuciones personales a la seguridad social**

Son las contribuciones personales efectuadas por los trabajadores destinadas al pago de jubilaciones, pensiones y retiros y al financiamiento de los servicios de seguridad social tales como atención de enfermedades y situaciones de incapacidad temporal y permanente.

3.01.05.02.01 **Contribuciones del sector privado**

Aportes personales efectuados por los trabajadores del sector privado, destinados al pago de jubilaciones, pensiones y retiros y al financiamiento de los servicios de seguridad social tales como atención de enfermedades y situaciones de incapacidad temporal y permanente.

3.01.05.02.02 **Contribuciones del sector público**

Aportes personales efectuados por los trabajadores del sector público, destinados al pago de jubilaciones, pensiones y retiros y al financiamiento de los servicios de seguridad social tales como atención de enfermedades y situaciones de incapacidad temporal y permanente.

3.01.06.00.00 **Ingresos del dominio petrolero**

Son los ingresos percibidos por la República por gravámenes establecidos sobre actividades petroleras que son del dominio del Estado, en su condición de ostentar el Poder soberano, el imperio sobre el territorio y el derecho de propiedad de los yacimientos de hidrocarburos de cualquier naturaleza.

3.01.06.01.00 **Regalías**

Son los ingresos originados por la participación de la República sobre los volúmenes de hidrocarburos extraídos de cualquier yacimiento existente en el territorio nacional, incluidos aquellos que se encuentren bajo el lecho del mar territorial, en la plataforma continental, en la zona económica exclusiva y dentro de las fronteras nacionales.

3.01.06.01.01 **Regalías petroleras privadas**

Ingreso originado por la participación de la República en los volúmenes de hidrocarburos extraídos de cualquier yacimiento por las empresas petroleras del sector privado.

3.01.06.01.02 **Regalías petroleras públicas – crudos y condensados**

Ingresos originados por la participación de la República en los volúmenes de hidrocarburos crudos y condensados extraídos de cualquier yacimiento por las empresas petroleras públicas.

3.01.06.01.03 **Regalías petroleras públicas – extrapesado para orimulsión**

Ingresos originados por la participación de la República en los volúmenes de hidrocarburos extrapesados, utilizados para obtener orimulsión, extraídos de cualquier yacimiento por las empresas petroleras públicas.

3.01.06.01.04 **Regalías del gas empresas privadas**

Ingresos originados por la participación de la República en la explotación del gas natural asociado y no asociado, extraído de cualquier yacimiento y no reinyectado por las empresas petroleras del sector privado.

3.01.06.01.05 **Regalías del gas empresas públicas**

Ingresos originados por la participación de la República en la explotación del gas natural asociado y no asociado, extraído de cualquier yacimiento y no reinyectado, por las empresas petroleras del sector público.

3.01.06.02.00 **Impuesto superficial de hidrocarburos**

Ingresos percibidos por el fisco Nacional por el gravamen aplicado a la parte de la superficie otorgada en concesión, que no estuviese en explotación una vez que los concesionarios hayan elegido y delimitado las áreas a explotar.

3.01.06.03.00 **Impuesto de extracción**

Ingresos que percibe la República derivados de la extracción de los hidrocarburos líquidos, y cuyo valor se determina sobre la misma base establecida para el cálculo de la regalía.

3.01.06.04.00 **Impuesto de registro de exportación**

Ingresos que percibe la República sobre el valor de los hidrocarburos exportados, desde cualquier puerto del territorio nacional.

3.01.06.05.00 **Participación por azufre**

Son los ingresos originados por la participación de la República en los volúmenes de azufre, derivados del proceso de refinación de hidrocarburos.

3.01.06.06.00 **Participación por coque**

Son los ingresos originados por la participación de la República en los volúmenes de coque, derivados del proceso de refinación de hidrocarburos.

3.01.06.99.00 **Otros ingresos del dominio petrolero**

Ingresos percibidos por la República por otros conceptos distintos a los descritos anteriormente, dentro del ámbito del dominio petrolero.

3.01.07.00.00 **Ingresos del dominio minero**

Ingresos percibidos por la República por gravámenes establecidos sobre la actividad minera que son del dominio del Estado, en su condición de ostentar el Poder soberano, el imperio sobre el territorio y el derecho de propiedad de los yacimientos mineros de cualquier naturaleza.

3.01.07.01.00 **Superficial minero**

Son los ingresos originados por el impuesto a la parte de la superficie otorgada en concesiones mineras; su liquidación se realiza con base al número de hectáreas concedidas y el tipo de mina objeto de la concesión.

3.01.07.01.01 Superficial sobre hierro

Ingresos originados por el impuesto a la parte de la superficie otorgada en concesiones mineras para la explotación del hierro; su liquidación se realiza con base al número de hectáreas concedidas.

3.01.07.01.02 Superficial sobre oro y diamante

Ingresos originados por el impuesto a la parte de la superficie otorgada en concesiones mineras sobre oro y diamantes; su liquidación se realiza con base al número de hectáreas concedidas.

3.01.07.01.03 Superficial sobre otros minerales

Ingresos originados por el impuesto a la parte de la superficie otorgada en concesiones mineras sobre otros minerales distintos al hierro, el oro y los diamantes; su liquidación se realiza con base al número de hectáreas concedidas.

3.01.07.02.00 Impuesto de explotación

Son los ingresos originados por la participación que corresponde a la República sobre la explotación de minerales provenientes de la concesiones de exploración exclusiva y de zonas reservadas.

3.01.07.02.01 Impuesto de explotación sobre hierro

Son los ingresos originados por la participación que corresponde a la República por la extracción del mineral de hierro proveniente de las concesiones de exploración exclusiva y de zonas reservadas.

3.01.07.02.02 Impuesto de explotación sobre oro, plata, platino y otros metales asociados a este último

Ingresos derivados de la participación de la República en la extracción de minerales tales como oro, plata, platino y demás metales asociados a este último.

3.01.07.02.03 Impuesto de explotación sobre diamante y demás piedras preciosas

Ingresos derivados de la participación de la República en la extracción de diamante y otras piedras preciosas.

3.01.07.02.04 Impuesto de explotación sobre otros minerales

Impuesto derivado de la participación de la República en la extracción de otros minerales, no especificados anteriormente.

3.01.07.03.00 Ventajas especiales mineras

Ingresos originados en las ventajas especiales concedidas por terceros al Estado, de conformidad con la ley de la materia, distintas de los gravámenes que ingresan por determinados ramos de impuesto.

3.01.08.00.00 **Ingresos del dominio forestal**

Recursos Nacionales, Estadales o Municipales originados en la explotación de los bienes relacionados directamente con el territorio bajo su respectiva jurisdicción, de dominio público o privado bien sea realizada en forma directa o por concesiones a terceros.

3.01.08.01.00 **Impuesto superficial**

Ingreso originado por el aprovechamiento o explotación de productos forestales en terrenos del dominio público o privado de la Nación, otorgados a los particulares y de acuerdo a la superficie concedida.

3.01.08.02.00 **Impuesto de explotación o aprovechamiento**

Ingresos derivados de la participación que le corresponde a la República, en la explotación o el aprovechamiento de productos forestales que realicen terceros a través de concesiones, en terrenos de dominio público o privado de la Nación.

3.01.08.03.00 **Permiso o autorización para la explotación o aprovechamiento de los productos forestales**

Ingresos originados por la autorización otorgada para la explotación o aprovechamiento de los productos forestales en terrenos del dominio público o privado de la República, las Entidades Federales o Municipales.

3.01.08.04.00 **Autorización para deforestación**

Ingresos originados por la autorización para la deforestación de vegetación, que no implique el aprovechamiento de productos forestales.

3.01.08.05.00 **Autorización para movilizar productos forestales**

Ingresos originados por el otorgamiento de permiso de traslado o movilización de los productos forestales obtenidos de la explotación o aprovechamiento de esos recursos.

3.01.08.06.00 **Participación por la explotación en zonas de reserva forestal**

Ingresos provenientes de la participación que corresponde a la República en la explotación de productos forestales realizados por terceros, en virtud de contratos administrativos sobre áreas de reserva forestal.

3.01.08.07.00 **Ventajas especiales por recursos forestales**

Son los recursos originados en las ventajas especiales concedidas por terceros a la República, las Entidades Federales o los Municipios de conformidad con la ley de la materia, distintos de los gravámenes que ingresan por determinados ramos de impuesto.

3.01.09.00.00 **Ingresos por la venta de bienes y servicios de la administración pública**

Ingresos de la República y demás entes del sector público, por la venta de bienes y/o la prestación de servicios por Entidades incluidas en el presupuesto, cuya gestión no se realiza según criterios comerciales o industriales. Incluye el producto por la venta de bienes de exposiciones y otros eventos organizados por estas Entidades.

3.01.09.01.00 **Ingresos por la venta de bienes**

Ingresos por la venta bruta de bienes que se originan en los sectores económicos, primario o secundario.

3.01.09.01.01 **Ingresos por la venta de gacetas municipales y formularios**

Ingresos originados por la venta de las gacetas municipales y los formularios puestos en circulación por los Estados o los Municipios.

3.01.09.01.02 **Ingresos por la venta de publicaciones oficiales y formularios**

Son los recursos percibidos por la República que se originan por la venta a los contribuyentes de las publicaciones oficiales y de los formularios editados por el Ejecutivo Nacional.

3.01.09.02.00 **Ingresos por la venta de servicios**

Son los ingresos que se originan por la venta de servicios públicos que producen los organismos del sector público, facultados legalmente para estos efectos.

3.01.09.02.01 **Ingresos por la venta de productos de lotería**

Ingresos de las Entidades Federales y los Municipios por concepto de los juegos de loterías y similares que se efectúan en su respectivo ámbito.

3.01.09.99.00 **Ingresos por la venta de otros bienes y servicios**

Ingresos provenientes de la venta de otros bienes y servicios no especificados en las descripciones anteriores.

3.01.10.00.00 **Ingresos de la propiedad**

Ingresos que provienen de los rendimientos de las propiedades de los organismos, tales como los ingresos obtenidos por intereses por préstamos concedidos y por inversiones en títulos y valores y depósitos bancarios, utilidades de acciones y participaciones de capital; alquileres y los ingresos por derechos sobre bienes intangibles.

3.01.10.01.00 Intereses por préstamos concedidos al sector privado

Ingresos generados por concepto de intereses por préstamos concedidos al sector privado.

3.01.10.02.00 Intereses por préstamos concedidos al sector público

Ingresos por concepto de intereses por préstamos concedidos al sector público.

3.01.10.02.01 Intereses por préstamos concedidos a la República

Ingresos que percibe el organismo o ente, provenientes de préstamos concedidos a la República.

3.01.10.02.02 Intereses por préstamos concedidos a entes descentralizados sin fines empresariales

Ingresos del organismo o ente, provenientes de préstamos concedidos a los entes descentralizados sin fines empresariales.

3.01.10.02.03 Intereses por préstamos concedidos a instituciones de protección social

Ingresos percibidos por el organismo o ente, provenientes de préstamos concedidos a los entes del sistema de seguridad social.

3.01.10.02.04 Intereses por préstamos concedidos a entes descentralizados con fines empresariales petroleros

Ingresos del organismo o ente, provenientes de préstamos concedidos a los entes descentralizados con fines empresariales petroleros.

3.01.10.02.05 Intereses por préstamos concedidos a entes descentralizados con fines empresariales no petroleros

Ingresos del organismo o ente, provenientes de préstamos concedidos a los entes descentralizados con fines empresariales no petroleros.

3.01.10.02.06 Intereses por préstamos concedidos a entes descentralizados financieros bancarios

Ingresos del organismo o ente, provenientes de préstamos concedidos a los entes descentralizados financieros bancarios.

3.01.10.02.07 Intereses por préstamos concedidos a entes descentralizados financieros no bancarios

Ingresos que percibe el organismo o ente, provenientes de préstamos concedidos a los entes descentralizados financieros no bancarios.

3.01.10.02.08 Intereses por préstamos concedidos al Poder Estadal

Ingresos percibidos por el organismo o ente, provenientes de préstamos concedidos al Poder estadal.

3.01.10.02.09 Intereses por préstamos concedidos al Poder Municipal

Ingresos que percibe por el organismo o ente, provenientes de préstamos concedidos al Poder municipal.

3.01.10.03.00 Intereses por préstamos concedidos al sector externo

Ingresos del organismo o ente, provenientes de préstamos concedidos a entes del sector externo.

3.01.10.04.00 Intereses por depósitos en instituciones financieras

Ingresos del organismo o ente, provenientes de los intereses que generen los depósitos realizados en las instituciones financieras públicas o privadas.

3.01.10.04.01 Intereses por depósitos a la vista

Intereses que percibe el organismo o ente, provenientes de los intereses que generen los depósitos a la vista realizados en la instituciones financieras públicas o privadas.

3.01.10.04.02 Intereses por depósitos a plazo fijo

Ingresos del organismo o ente, provenientes de los intereses que generen los depósitos a plazo fijo realizados en las instituciones financieras públicas o privadas.

3.01.10.05.00 Intereses de títulos y valores

Ingresos que percibe el organismo o ente, provenientes de los intereses que se originen por la posesión de títulos y valores.

3.01.10.05.01 Intereses de títulos y valores privados

Son los ingresos del organismo o ente, provenientes de los intereses que se originen por la posesión de títulos y valores privados.

3.01.10.05.02 Intereses de títulos y valores públicos

Ingresos del organismo o ente, provenientes de los intereses que se originen por la posesión de títulos y valores públicos.

3.01.10.05.03 Intereses de títulos y valores externos

Ingresos del organismo o ente, provenientes de los intereses que se originen por la posesión de títulos y valores externos.

3.01.10.06.00 Utilidades de acciones y participaciones de capital

Ingresos que percibe el organismo o ente, provenientes de las utilidades que generan las inversiones en acciones y participaciones de capital realizadas en empresas.

3.01.10.06.01 Utilidades de acciones y participaciones de capital del sector privado empresarial.

Ingresos que percibe el organismo o ente, provenientes de las utilidades que generan las inversiones en acciones y participaciones de capital en sociedades mercantiles del sector privado

3.01.10.06.02 Utilidades de acciones y participaciones de capital de entes descentralizados con fines empresariales petroleros – dividendos de Petróleos de Venezuela, S.A (Pdvsa)

Ingresos que percibe la República por concepto de dividendos, en virtud de su condición de único accionista de la empresa de Petróleos de Venezuela, S.A (Pdvsa).

3.01.10.06.03 Utilidades de acciones y participaciones de capital de entes descentralizados con fines empresariales petroleros – otras empresas petroleras

Ingresos que percibe el organismo o ente, provenientes de las utilidades que generan las inversiones en acciones y participaciones de capital de entes descentralizados con fines empresariales petroleros – otras empresas petroleras.

3.01.10.06.04 Utilidades de acciones y participaciones de capital de entes descentralizados con fines empresariales no petroleros

Ingresos que percibe el organismo o ente, provenientes de las utilidades que generan las inversiones en acciones y participaciones de capital de entes descentralizados con fines empresariales no petroleros.

3.01.10.06.05 Utilidades de acciones y participaciones de capital de entes descentralizados financieros bancarios

Ingresos que percibe el organismo o ente, provenientes de las utilidades que generan las inversiones en acciones y participaciones de capital de entes descentralizados financieros bancarios.

3.01.10.06.06 Utilidades de acciones y participaciones de capital de entes descentralizados financieros no bancarios

Ingresos que percibe el organismo o ente, provenientes de las utilidades que generen las inversiones en acciones y participaciones de capital de entes descentralizados financieros no bancarios.

3.01.10.06.07 **Utilidades de acciones y participaciones de capital de organismos internacionales**

Ingresos que percibe el organismo o ente, provenientes de las utilidades que generan las inversiones en acciones y participaciones de capital de organismos internacionales.

3.01.10.06.08 **Utilidades de acciones y participaciones de capital de otros entes del sector externo**

Ingresos que percibe el organismo o ente, provenientes de las utilidades que generan las inversiones en acciones y participaciones de capital en otros entes del sector externo.

3.01.10.06.09 **Utilidades netas semestrales Banco Central de Venezuela (BCV)**

Ingresos que percibe la República derivados del resultado neto entre los ingresos y egresos operativos y administrativos del ente emisor, después de realizar los apartados y reservas legales.

3.01.10.07.00 **Utilidades de explotación de juegos de azar**

Ingresos que percibe el organismo o ente por la explotación de juegos de azar.

3.01.10.07.01 **Utilidades de explotación de juegos de azar por concesiones**

Ingresos que percibe el Estado por los derechos de explotación en concesión, sobre sistemas de juegos de azar.

3.01.10.07.02 **Utilidades de explotación de juegos de azar de empresas públicas**

Ingresos que percibe el organismo o ente por las utilidades o ganancias de explotación de juegos de azar administrados por empresas públicas.

3.01.10.08.00 **Alquileres**

Ingresos que se perciben por el arrendamiento a terceros, por tiempo determinado, de bienes muebles o inmuebles de su propiedad o de cualquier otra condición legal que le permita conformar convenimiento de alquiler.

3.01.10.08.01 **Alquileres de edificios y locales**

Ingresos producto del alquiler a terceros de bienes inmuebles, propiedad de las instituciones públicas.

3.01.10.08.02 **Alquileres de tierras y terrenos**

Ingresos producto del alquiler a terceros de tierras y terrenos propiedad de las instituciones públicas.

3.01.10.08.03 Alquileres de instalaciones culturales y recreativas

Ingresos producto del alquiler a terceros de instalaciones culturales y recreativas propiedad de las instituciones públicas.

3.01.10.08.04 Alquileres de máquinas y demás equipos de construcción, campo, industria y taller

Ingresos producto del alquiler a terceros de máquinas y demás equipos, de construcción, campo, industria y taller propiedad de las instituciones públicas.

3.01.10.08.05 Alquileres de equipos de transporte, tracción y elevación

Ingresos producto del alquiler a terceros de equipos de transporte, tracción y elevación propiedad de las instituciones públicas.

3.01.10.08.06 Alquileres de equipos de telecomunicaciones y señalamiento

Ingresos producto del alquiler a terceros de equipos de telecomunicaciones y señalamiento propiedad de las instituciones públicas.

3.01.10.08.07 Alquileres de equipos médico – quirúrgicos, dentales y de veterinaria

Ingresos producto del alquiler a terceros de equipos médico – quirúrgicos, dentales y de veterinaria, propiedad de las instituciones públicas.

3.01.10.08.08 Alquileres de equipos científicos, de enseñanza y recreación

Ingresos producto del alquiler a terceros de equipos científicos, de enseñanza y recreación propiedad de las instituciones públicas.

3.01.10.08.09 Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento

Ingresos producto del alquiler a terceros de máquinas, muebles y demás equipos de oficina y alojamiento propiedad de las instituciones públicas.

3.01.10.08.99 Alquileres de otros bienes

Ingresos producto de otros alquileres a terceros propiedad de las instituciones públicas, no previstos en las subespecíficas anteriores.

3.01.10.09.00 Derechos sobre bienes intangibles

Ingresos que el organismo o ente percibe por uso de bienes intangibles de su propiedad con la intención de aportar beneficios específicos a la institución.

3.01.10.09.01 Marcas de fábrica y patentes de invención

Ingresos por el uso exclusivo de patentes de invención y las contribuciones que efectúan las marcas de fábrica en beneficio de la institución.

3.01.10.09.02 Derechos de autor

Ingreso que se origina por el derecho exclusivo de publicar, vender y explotar los productos del autor de una obra.

3.01.10.09.03 Paquetes y programas de computación

Ingresos que se obtienen por el uso de licencias y permisos para operar paquetes y programas de computación.

3.01.10.10.00 Concesiones de bienes y servicios

Ingresos que obtiene un ente u organismo por el derecho o privilegio para efectuar concesiones de bienes y servicios.

3.01.11.00.00 Diversos ingresos

Ingresos derivados de la actividad fiscalizadora y de control y de diversos conceptos de ingresos, no incluidos en las categorías anteriores. Se incluyen en estas subpartidas los ingresos originados por intereses por financiamiento de deudas tributarias.

3.01.11.01.00 Intereses moratorios

Ingresos originados por la falta de pago oportuno de la obligación tributaria a favor del fisco Nacional, estadal o municipal, por parte de los contribuyentes.

3.01.11.02.00 Reparos fiscales

Ingresos derivados de las objeciones resultantes del control posterior ejercido por la Contraloría General de la República, las contralorías estadales y Municipales.

3.01.11.03.00 Sanciones fiscales

Ingresos originados por las sanciones que ocasionan infracciones y que son aplicadas a los contribuyentes, de acuerdo a la legislación vigente.

3.01.11.04.00 Juicios y costas procesales

Ingresos derivados de la aplicación de sentencias firmes a favor del Estado. Conforman los ingresos provenientes de la aplicación de las respectivas sentencias a condenar en costas al contribuyente o responsable en un monto que no excederá de un diez por ciento de la cuantía del recurso o de la acción que dé lugar al juicio ejecutivo en firme a favor del Estado. Los intereses son independientes de las costas, pero ellos no correrán durante el tiempo en que el juicio esté paralizado.

3.01.11.04.01 Ingresos por el principal en sentencias judiciales

Ingresos originados cuando el recurso, la acción, o en su caso las excepciones en el juicio de cobro interpuesto por el contribuyente o responsable del impuesto respectivo, sean declarados sin lugar.

3.01.11.04.02 Costas procesales varias

Ingresos originados, cuando existiendo una sentencia condenatoria, en la misma se determina que las costas del juicio deban ser canceladas por la parte perdedora, diferentes de las costas tributarias.

3.01.11.04.03 Responsabilidad fiscal

Son los ingresos originados como resarcimiento al fisco en términos monetarios, en caso de irregularidades de naturaleza fraudulenta.

3.01.11.04.04 Otras disposiciones legales

Ingresos derivados por la aplicación de sanciones pecuniarias, debido a infracciones de disposiciones contenidas dentro de las demás leyes, no contempladas anteriormente.

3.01.11.04.05 Indemnización por incumplimiento de contratos

Ingresos originados en las indemnizaciones pagadas por terceros, debido al incumplimiento de contratos suscritos entre la República y demás entes del sector público y los particulares.

3.01.11.04.06 Juicios y costas procesales por impuesto sobre la renta

Ingresos derivados de la ejecución de sentencias firmes por impuesto sobre la renta.

3.01.11.05.00 Beneficios en operaciones cambiarias

Ingresos por la actividad de compra y venta de divisas que realiza el Banco Central de Venezuela (BCV), de acuerdo al convenio establecido entre este Instituto y el Ministerio de Finanzas, y se origina en la diferencia entre el precio de compra de las divisas por parte del BCV y el precio de venta a los bancos comerciales. Igualmente incluye aquellos que por el mismo tipo de operaciones obtengan los organismos del Sector Público.

3.01.11.06.00 Utilidad por venta de activos

Ingresos que percibe el organismo o ente, provenientes de las utilidades que genera la venta de activos, tales como: los activos fijos intangibles, los títulos y valores, las acciones, etc. excepto los productos terminados y mercancías vinculados a las operaciones comerciales de la institución. La utilidad corresponde a la diferencia entre el precio de venta y el valor neto del activo (valor de adquisición, menos la depreciación acumulada o amortización acumulada, según corresponda).

3.01.11.07.00 Intereses por financiamiento de deudas tributarias

Ingresos que se generan por las deudas tributarias sometidas a prórrogas, fraccionamiento y plazos, solicitados ante la administración tributaria.

3.01.11.08.00 Multas y recargos

Son los ingresos del Fisco Nacional, las Entidades Federales, Municipios y demás entes de la Administración Pública, derivados de la aplicación de acciones pecuniarias por infracción de disposiciones legales y los recargos respectivos por el atraso en el pago de dichas multas.

3.01.11.09.00 Reparos administrativos al impuesto a los activos empresariales

Son ingresos que se perciben producto de los actos de fiscalización y resolución ejecutados por la administración tributaria, en su actuación para comprobar la veracidad en el cumplimiento de las obligaciones tributarias por el impuesto a los activos empresariales. Se produce cuando el sujeto pasivo incurre en errores u omisiones comprobados fehacientemente por dicha administración.

3.01.11.10.00 Diversos reparos administrativos

Ingresos que percibe la República originados por reparos administrativos diversos, no definidos anteriormente.

3.01.11.11.00 Ingresos en tránsito

Cuenta puente para el registro de los recursos que en una primera instancia percibe en forma global la Oficina Nacional del Tesoro (ONT), para su posterior imputación en el correspondiente rubro específico.

3.01.99.00.00 Otros ingresos ordinarios

Otros ingresos ordinarios no descritos anteriormente.

3.01.99.01.00 **Otros ingresos ordinarios**

Otros ingresos ordinarios no incluidos en las subespecíficas anteriores

III. RECURSOS
3.02.00.00.00 Ingresos Extraordinarios

3.02.00.00.00 INGRESOS EXTRAORDINARIOS

Ingresos no recurrentes, originados en operaciones de crédito público, venta de activos propiedad del estado y cualquier otro de carácter eventual o cuya vigencia no exceda de tres años, de acuerdo a lo dispuesto en el ordenamiento legal vigente. Incluye los recursos provenientes de las existencias del tesoro no comprometidas al 31 de diciembre del ejercicio fiscal anterior. También contempla los ingresos correspondientes a operaciones diversas y los reintegros de fondos provenientes de bonos de exportación.

3.02.01.00.00 Endeudamiento público interno

Ingresos extraordinarios derivados de empréstitos contratados por la República, las Entidades Federales y los Municipios con instituciones financieras locales, de acuerdo a las normas legales vigentes. Así mismo los provenientes de la emisión y colocación por parte de la República de títulos y valores de la deuda pública en el mercado financiero interno.

3.02.01.01.00 Colocación de títulos y valores de deuda pública interna a corto plazo

Ingresos provenientes de la colocación de títulos y valores de la deuda pública interna, con vencimiento en plazo igual o menor a un año.

3.02.01.01.01 Colocación de bonos a corto plazo

Ingresos provenientes de la colocación de títulos y bonos de la deuda pública interna, con vencimiento en plazo igual o menor a un año.

3.02.01.01.02 Colocación de letras del tesoro a corto plazo

Ingresos provenientes de la colocación de letras del tesoro, con vencimiento en plazo igual o menor a un año, la cual se destina para cubrir necesidades transitorias de tesorería.

3.02.01.02.00 Obtención de préstamos internos a corto plazo

Recursos provenientes de la obtención de préstamos internos, con vencimiento en plazo igual o menor a un año.

3.02.01.02.01 Obtención de préstamos del sector privado a corto plazo

Recursos provenientes de la obtención de préstamos del sector privado, con vencimiento en plazo igual o menor a un año.

3.02.01.02.02 Obtención de préstamos de la República a corto plazo

Recursos provenientes de la obtención de préstamos de la República con vencimiento en plazo igual o menor a un año.

3.02.01.02.03 Obtención de préstamos de los entes descentralizados sin fines empresariales a corto plazo

Recursos provenientes de la obtención de préstamos de los entes descentralizados sin fines empresariales con vencimiento en plazo igual o menor a un año.

3.02.01.02.04 Obtención de préstamos de las instituciones de protección social a corto plazo

Recursos provenientes de la obtención de préstamos de las instituciones de protección social, con vencimiento en plazo igual o menor a un año.

3.02.01.02.05 Obtención de préstamos de los entes descentralizados con fines empresariales petroleros a corto plazo

Recursos provenientes de la obtención de préstamos de los entes descentralizados con fines empresariales petroleros, con vencimiento en plazo igual o menor a un año.

3.02.01.02.06 Obtención de préstamos de los entes descentralizados con fines empresariales no petroleros a corto plazo

Recursos provenientes de la obtención de préstamos de los entes descentralizados con fines empresariales no petroleros, con vencimiento en plazo igual o menor a un año.

3.02.01.02.07 Obtención de préstamos de entes descentralizados financieros bancarios a corto plazo

Recursos provenientes de la obtención de préstamos de entes descentralizados financieros bancarios, con vencimiento en plazo igual o menor a un año.

3.02.01.02.08 Obtención de préstamos de entes descentralizados financieros no bancarios a corto plazo

Recursos provenientes de la obtención de préstamos de entes descentralizados financieros no bancarios, con vencimiento en plazo igual o menor a un año.

3.02.01.02.09 Obtención de préstamos del Poder Estadal a corto plazo

Recursos provenientes de la obtención de préstamos del Poder Estadal, con vencimiento en plazo igual o menor a un año.

3.02.01.02.10 Obtención de préstamos del Poder Municipal a corto plazo

Recursos provenientes de la obtención de préstamos del Poder Municipal, con vencimiento en plazo igual o menor a un año.

3.02.01.03.00 Colocación de títulos y valores de la deuda pública interna a largo plazo

Ingresos provenientes de la colocación de títulos y valores de la deuda pública interna, con vencimiento en plazo mayor a un año.

3.02.01.03.01 Colocación de bonos a largo plazo

Ingresos provenientes de la colocación de bonos de la deuda pública interna, con vencimiento en plazo mayor a un año.

3.02.01.03.02 Colocación de letras del tesoro a largo plazo

Ingresos provenientes de la colocación de letras del tesoro, con vencimiento en plazo mayor a un año, destinados a cubrir necesidades de Tesorería.

3.02.01.04.00 Obtención de préstamos internos a largo plazo

Recursos provenientes de la obtención de préstamos internos, con vencimiento en plazo mayor a un año.

3.02.01.04.01 Obtención de préstamos del sector privado a largo plazo

Recursos provenientes de la obtención de préstamos del sector privado, con vencimiento en plazo mayor a un año.

3.02.01.04.02 Obtención de préstamos de la República a largo plazo

Recursos provenientes de la obtención de préstamos de la República, con vencimiento en plazo mayor a un año.

3.02.01.04.03 **Obtención de préstamos de los entes descentralizados sin fines empresariales a largo plazo**

Recursos provenientes de la obtención de préstamos de los entes descentralizados sin fines empresariales, con vencimiento en plazo mayor a un año.

3.02.01.04.04 **Obtención de préstamos de las instituciones de protección social a largo plazo**

Recursos provenientes de la obtención de préstamos de las instituciones de protección social, con vencimiento en plazo mayor a un año.

3.02.01.04.05 **Obtención de préstamos de los entes descentralizados con fines empresariales petroleros a largo plazo**

Recursos provenientes de la obtención de préstamos de los entes descentralizados con fines empresariales petroleros, con vencimiento en plazo mayor a un año.

3.02.01.04.06 **Obtención de préstamos de los entes descentralizados con fines empresariales no petroleros a largo plazo**

Recursos provenientes de la obtención de préstamos de los entes descentralizados con fines empresariales no petroleros, con vencimiento en plazo mayor a un año.

3.02.01.04.07 **Obtención de préstamos de entes descentralizados financieros bancarios a largo plazo**

Recursos provenientes de la obtención de préstamos de los entes descentralizados financieros bancarios, con vencimiento en plazo mayor a un año.

3.02.01.04.08 **Obtención de préstamos de entes descentralizados financieros no bancarios a largo plazo**

Recursos provenientes de la obtención de préstamos de los entes descentralizados financieros no bancarios, con vencimiento en plazo mayor a un año.

3.02.01.04.09 **Obtención de préstamos del Poder Estadal a largo plazo**

Recursos provenientes de la obtención de préstamos del Poder Estadal, con vencimiento en plazo mayor a un año.

3.02.01.04.10 Obtención de préstamos del Poder Municipal a largo plazo

Recursos provenientes de la obtención de préstamos del Poder Municipal, con vencimiento en plazo mayor a un año.

3.02.02.00.00 <u>Endeudamiento público externo</u>

Ingresos que se originan por la contratación de empréstitos, o la emisión y colocación de títulos, bonos, y otros valores en el mercado financiero externo, de acuerdo a las normas legales correspondientes.

3.02.02.01.00 Colocación de títulos y valores de la deuda pública externa a corto plazo

Ingresos originados por la emisión y colocación de títulos y valores de la deuda pública en el mercado financiero externo, con vencimiento en plazo menor o igual a un año.

3.02.02.02.00 Obtención de préstamos externos a corto plazo

Recursos provenientes de la obtención de préstamos externos, con vencimiento en plazo menor o igual a un año.

3.02.02.02.01 Obtención de préstamos de gobiernos extranjeros a corto plazo

Ingresos provenientes de préstamos de gobiernos extranjeros o algún organismo del sector público no residente, conforme a las normas legales, con vencimiento en plazo menor o igual a un año.

3.02.02.02.02 Obtención de préstamos de organismos internacionales a corto plazo

Ingresos provenientes de préstamos de organismos internacionales conforme a las normas legales, con vencimiento en plazo menor o igual a un año.

3.02.02.02.03 Obtención de préstamos de instituciones financieras externas a corto plazo

Ingresos provenientes de préstamos de instituciones financieras externas, conforme a las normas legales, con vencimiento en plazo menor o igual a un año.

3.02.02.02.04 Obtención de préstamos de proveedores de bienes y servicios externos a corto plazo

Ingresos provenientes de préstamos de proveedores de bienes y servicios externos, conforme a las normas legales, con vencimiento en plazo menor o igual a un año.

3.02.02.03.00 Colocación de títulos y valores de la deuda pública externa a largo plazo

Ingresos originados por la emisión y colocación de títulos y valores de la deuda pública en el mercado financiero externo, con vencimiento en plazo mayor a un año.

3.02.02.04.00 Obtención de préstamos externos a largo plazo

Recursos provenientes de la obtención de préstamos externos, con vencimiento en plazo mayor a un año.

3.02.02.04.01 Obtención de préstamos de gobiernos extranjeros a largo plazo

Recursos provenientes de la obtención de préstamos gobiernos extranjeros, conforme a las normas legales, con vencimiento en plazo mayor a un año.

3.02.02.04.02 Obtención de préstamos de organismos internacionales a largo plazo

Recursos provenientes de la obtención de préstamos organismos internacionales, conforme a las normas legales, con vencimiento en plazo mayor a un año.

3.02.02.04.03 Obtención de préstamos de instituciones financieras externas a largo plazo

Recursos provenientes de la obtención de préstamos de instituciones financieras externas, conforme a las normas legales, con vencimiento en plazo mayor a un año.

3.02.02.04.04 Obtención de préstamos de proveedores de bienes y servicios externos a largo plazo

Recursos provenientes de la obtención de préstamos de proveedores de bienes y servicios externos, conforme a las normas legales, con vencimiento en plazo mayor a un año.

3.02.03.00.00 **Ingresos por operaciones diversas**

Ingresos originados en operaciones de carácter extraordinario, cuya ocurrencia es ocasional, diferente de los empréstitos y emisiones de títulos.

3.02.03.01.00 **Liquidación de entes descentralizados**

Ingresos originados por la liquidación y/o venta de entes descentralizados del sector público nacional, estadal o municipal.

3.02.03.02.00 **Herencias vacantes y donaciones**

Ingresos de la República, las Entidades Federales y los Municipios derivados de legados o de donaciones, así como aquellas herencias declaradas vacantes.

3.02.03.03.00 **Prima en colocación de títulos y valores de la deuda pública**

Superávit obtenido en la colocación de títulos y valores de la deuda pública.

3.02.03.05.00 **Ingresos por procesos licitatorios**

Ingresos de la República originados durante las distintas fases de los procesos licitatorios públicos.

3.02.03.05.01 **Cuotas por participación**

Ingresos provenientes de los pagos por el derecho a la participación en las rondas licitatorias, que perciben la República y/o los distintos entes encargados del llamado a licitaciones.

3.02.03.05.02 **Bonos de desempate**

Ingresos percibidos por la República como pago por el derecho a la obtención de la buena pro, para la adjudicación de contratos y convenios en procesos licitatorios públicos.

3.02.03.05.99 **Otros ingresos por procesos licitatorios**

Cualquier otro ingreso por procesos licitatorios , no contemplado en las anteriores descripciones.

3.02.04.00.00 **Reintegro de fondos correspondientes a ejercicios anteriores**

Son montos restituidos al Tesoro Nacional, Estadal o Municipal por responsables del manejo o administración de fondos de la Hacienda Pública respectiva o por particulares, correspondientes a ejercicios anteriores.

3.02.04.01.00 Reintegro proveniente de bonos de exportación

Son montos en efectivo restituidos al Tesoro Nacional por exportadores, correspondientes al valor de bonos de exportación otorgados como créditos fiscales en ejercicios anteriores, cuando no se compruebe en forma definitiva el ingreso de las divisas al país.

3.02.04.02.00 Reintegro de fondos efectuado por organismos públicos proveniente de bonos de exportación

Son montos en efectivo restituidos al Tesoro Nacional por organismos públicos, correspondientes al valor de exportación otorgado como créditos fiscales en ejercicios anteriores, cuando no se compruebe en forma definitiva el ingreso de las divisas al país.

3.02.05.00.00 <u>Ingresos por obtención indebida de devoluciones o reintegros</u>

Ingresos originados por la solicitud de restitución de las cantidades indebidamente pagadas, cuando la administración tributaria determine con posterioridad la improcedencia total o parcial de la recuperación otorgada al contribuyente.

3.02.05.01.00 Ingresos por obtención indebida de devoluciones o reintegros

Ingresos originados por la solicitud de restitución de las cantidades indebidamente pagadas, cuando la administración tributaria determine con posterioridad la improcedencia total o parcial de la recuperación otorgada al contribuyente.

3.02.06.00.00 <u>Impuesto a las transacciones financieras</u>

Ingresos que percibe la República en virtud de la aplicación de la Ley que establece el impuesto sobre las transacciones financieras efectuadas por las personas jurídicas y las entidades económicas sin personalidad jurídica.

3.02.06.01.00 Impuesto a las transacciones financieras

Ingresos que percibe la República en virtud de la aplicación de la Ley que establece el impuesto sobre las transacciones financieras efectuadas por las personas jurídicas y las entidades económicas sin personalidad jurídica.

3.02.06.02.00 **Reparos administrativos al Impuesto a las transacciones financieras**

Ingresos que percibe la República producto de los actos de fiscalización y resolución ejecutados por la administración tributaria, en su actuación de comprobar la veracidad en el cumplimiento de las obligaciones tributarias por el impuesto a las transacciones financieras.

3.02.06.03.00 **Multas y recargos por el impuesto a las transacciones financieras**

Ingresos de carácter extraordinario recaudados por el Fisco Nacional, derivados de la aplicación de acciones pecuniarias por infracción de disposiciones legales y los recargos respectivos por el atraso en el pago de dichas multas, en virtud de la Ley de Impuesto a las Transacciones Financieras.

3.02.99.00.00 **Otros ingresos extraordinarios**

Ingresos calificados como extraordinarios conforme a las disposiciones legales sobre la materia, no incluidos dentro de las categorías anteriores.

3.02.99.01.00 **Otros ingresos extraordinarios**

Ingresos calificados como extraordinarios conforme a las disposiciones legales sobre la materia, no incluidos dentro de las categorías anteriores.

III. Recursos
3.03.00.00.00 Ingresos de Operación

3.03.00.00.00 INGRESOS DE OPERACIÓN

Corresponde a los ingresos totales (brutos) por la venta de bienes y/o servicios asociados al objeto o razón social del ente.

3.03.01.00.00 <u>Venta bruta de bienes</u>

Ingresos que se originan por la venta bruta de bienes en los sectores económicos, primario, secundario o terciario.

3.03.01.01.00 Venta de productos del sector industrial

Ingresos que se originan en las empresas industriales por la venta de productos que han sido sometidos a un proceso de transformación.

3.03.01.02.00 Venta de productos del sector comercial

Ingresos que se originan en las empresas dedicadas a la comercialización de productos manufacturados.

3.03.02.00.00 <u>Venta bruta de servicios</u>

Ingresos que se originan por la venta bruta de servicios de los organismos del sector público.

3.03.02.01.00 Venta bruta de servicios

Ingresos que se originan por la venta bruta de servicios de los organismos del sector público.

3.03.03.00.00 <u>Ingresos financieros de instituciones financieras bancarias</u>

Ingresos que se originan en las instituciones financieras bancarias, por actividades que constituyen la razón de ser de estas instituciones.

3.03.03.01.00 Ingresos por inversiones en valores

Se registran por esta subespecífica los ingresos financieros devengados en el ejercicio por concepto de intereses, comisiones y otros rendimientos financieros, generados por las inversiones en títulos y valores.

3.03.03.02.00 **Ingresos por cartera de créditos**

En esta cuenta se registran los ingresos financieros devengados y/o cobrados en el ejercicio por concepto de intereses, comisiones y otros rendimientos financieros generados por la cartera de créditos.

3.03.03.03.00 **Ingresos provenientes de la administración de fideicomisos**

Se corresponden con los ingresos obtenidos por las instituciones financieras bancarias producto de la administración de fideicomisos.

3.03.03.99.00 **Otros ingresos financieros**

Son los ingresos financieros devengados en el ejercicio, por concepto de intereses, comisiones y otros rendimientos financieros, no incluidos en las subespecíficas anteriores.

3.03.04.00.00 **<u>Ingresos financieros de instituciones financieras no bancarias</u>**

Ingresos que se originan en las instituciones financieras no bancarias por actividades que constituyen la razón de ser de estas instituciones.

3.03.04.01.00 **Ingresos por inversiones en valores**

Se registran por esta subespecífica los ingresos financieros devengados en el ejercicio por concepto de intereses, comisiones y otros rendimientos financieros, generados por las inversiones en títulos y valores.

3.03.04.02.00 **Ingresos por cartera de créditos**

Se registran los ingresos financieros devengados y/o cobrados en el ejercicio por concepto de intereses, comisiones y otros rendimientos financieros generados por la cartera de créditos.

3.03.04.03.00 **Ingresos provenientes de la administración de fideicomisos**

Se corresponden con los ingresos obtenidos por las instituciones financieras no bancarias producto de la administración de fideicomisos.

3.03.04.99.00 **Otros ingresos financieros**

Son los ingresos financieros devengados en el ejercicio por concepto de intereses, comisiones y otros rendimientos financieros, no incluidos en las subespecíficas anteriores.

3.03.05.00.00 **<u>Ingresos por operaciones de seguro</u>**

Ingresos brutos por las operaciones propias de las empresas de seguros, tales como comercialización de pólizas, salvamentos de siniestros, ingresos por operaciones con empresas reaseguradoras y otros enmarcados dentro de la actividad aseguradora.

3.03.05.01.00 **Ingresos por operaciones de primas de seguro**

Es la remuneración que reciben las empresas de seguros por los riesgos que asumen, mediante la celebración del contrato de seguro. Se pueden clasificar en primas del ramo de personas, primas del ramo patrimonial y primas aceptadas en reaseguro.

3.03.05.02.00 **Ingresos por operaciones de reaseguro**

Son los ingresos que se originan en las operaciones de reaseguro, tales como; prestaciones y siniestros a cargo de reaseguradores, gastos operacionales reembolsados por reaseguradores, participación en las utilidades de reaseguradores, e impuestos a cargo de reaseguradores.

3.03.05.03.00 **Ingresos por salvamento de siniestros**

Ingresos provenientes de la venta de bienes recuperados, que son considerados como resto de los bienes asegurados, luego de ocurrido el siniestro.

3.03.05.99.00 **Otros ingresos por operaciones de seguro**

Otros ingresos de operaciones de seguros no incluídos en los rubros anteriores.

3.03.99.00.00 **<u>Otros ingresos de operación</u>**

Otros ingresos de operación no incluídos en las subespecíficas anteriores.

3.03.99.01.00 **Otros ingresos de operación.**

Otros ingresos de operación no especificadas en las subespecíficas anteriores.

III. RECURSOS
3.04.00.00.00 Ingresos Ajenos a la Operación

3.04.00.00.00 INGRESOS AJENOS A LA OPERACIÓN

Ingresos propios de los entes descentralizados, que no corresponden a sus operaciones normales o que provengan de transferencias de fondos a la institución.

3.04.01.00.00 <u>Subsidios para precios y tarifas</u>

Ingresos derivados de transferencias a la institución para cubrir la diferencia que existe entre los precios y tarifas a los cuales se venden los productos y/o servicios y los precios y tarifas de mercado.

3.04.01.01.00 Subsidios para precios y tarifas

Ingresos derivados de transferencias a la institución para cubrir la diferencia que existe entre los precios y tarifas a los cuales se venden los productos y/o servicios y los precios y tarifas de mercado.

3.04.02.00.00 <u>Incentivos a la exportación</u>

Ingresos derivados de transferencias en bonos de exportación (crédito a la exportación) a la institución, con el objeto de hacer más competitivo el precio del producto en el mercado externo.

3.04.02.01.00 Incentivos a la exportación

Ingresos derivados de transferencias en bonos de exportación (crédito a la exportación) a la institución, con el objeto de hacer más competitivo el precio del producto en el mercado externo.

3.04.99.00.00 <u>Otros ingresos ajenos a la operación</u>

Se incluye en esta genérica otros ingresos ajenos a la operación no incluidos en las cuentas específicas anteriores.

3.04.99.01.00 Otros ingresos ajenos a la operación

Se incluye en esta específica otros ingresos ajenos a la operación no incluidos en las cuentas específicas anteriores.

III. RECURSOS
3.05.00.00.00 Transferencias y Donaciones

3.05.00.00.00 TRANSFERENCIAS Y DONACIONES

Ingresos que los organismos estimen percibir tanto del sector privado como público, por concepto de transferencias y donaciones que se les otorgue para financiar gastos corrientes y de capital, sin necesidad de que exista obligación de contraprestación de bienes o servicios.

3.05.01.00.00 Transferencias y donaciones corrientes

Ingresos recibidos por los organismos del sector público por concepto de transferencias y donaciones para financiar gastos corrientes, sin la obligatoriedad de contrarrestar un bien o servicio.

3.05.01.01.00 Transferencias corrientes internas del sector privado

Ingresos que perciben los organismos del sector público, provenientes de unidades privadas, destinadas a financiar gastos corrientes que no suponen contraprestación de bienes o servicios.

3.05.01.01.01 Transferencias corrientes internas de personas

Ingresos que perciben los organismos del sector público, provenientes de unidades familiares, destinadas a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.01.02 Transferencias corrientes internas de instituciones sin fines de lucro

Ingresos que perciben los organismos del sector público, provenientes de instituciones privadas sin fines de lucro, destinados a financiar gastos corrientes, que no suponen la contraprestación de bienes o servicios.

3.05.01.01.03 Transferencias corrientes internas de empresas privadas

Ingresos que perciben los organismos del sector público, provenientes de empresas privadas, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.02.00 Donaciones corrientes internas del sector privado

Ingresos que perciben los organismos del sector público, provenientes de donativos realizados por personas y otros entes privados, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.02.01 Donaciones corrientes internas de personas

Ingresos que perciben los organismos del sector público, provenientes de donativos efectuados por personas naturales, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.02.02 Donaciones corrientes internas de instituciones sin fines de lucro

Ingresos que perciben los organismos del sector público, provenientes de donativos efectuados por instituciones privadas sin fines de lucro, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.02.03 Donaciones corrientes internas de empresas privadas

Ingresos que perciben los organismos del sector público, provenientes de donativos efectuados por empresas privadas, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.03.00 Transferencias corrientes internas del sector público

Ingresos que perciben los organismos del sector público, provenientes de instituciones del mismo sector, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.03.01 Transferencias corrientes internas de la República

Recursos que perciben los organismos del sector público, provenientes de la República Bolivariana de Venezuela, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.03.02 Transferencias corrientes internas de entes descentralizados sin fines empresariales

Recursos que perciben los organismos del sector público, provenientes de organismos descentralizados sin fines empresariales, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.03.03 Transferencias corrientes internas de instituciones de protección social

Recursos que perciben los organismos del sector público, provenientes de instituciones de protección social, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.03.04 Transferencias corrientes internas de entes descentralizados con fines empresariales petroleros

Recursos que perciben los organismos del sector público, provenientes de entes descentralizados con fines empresariales petroleros, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.03.05 Transferencias corrientes internas de entes descentralizados con fines empresariales no petroleros

Ingresos que perciben los organismos del sector público, provenientes de entes descentralizados con fines empresariales no petroleros, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.03.06 Transferencias corrientes internas de entes descentralizados financieros bancarios

Ingresos que perciben los organismos del sector público, provenientes de instituciones financieras bancarias públicas, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.03.07 Transferencias corrientes internas de entes descentralizados financieros no bancarios

Recursos que perciben los organismos del sector público, provenientes de instituciones financieras no bancarias públicas, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.03.08 Transferencias corrientes internas del Poder Estadal

Recursos que perciben los organismos del sector público, de los estados y Distrito Capital, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes y servicios.

Se incluyen las aportaciones financieras que percibe el Área Metropolitana de Caracas, del Distrito Capital y del Estado Miranda, de conformidad con lo dispuesto en la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas.

3.05.01.03.09 Transferencias corrientes internas del Poder Municipal

Recursos que perciben los organismos del sector público, de los municipios y otras formas de gobierno municipal, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes y servicios.

Se incluyen las aportaciones financieras que percibe el Área Metropolitana de Caracas de los municipios que la integran, de conformidad con lo dispuesto en la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas.

3.05.01.03.99 Otras transferencias corrientes internas del sector público

Otros recursos no especificados anteriormente que reciben los organismos del sector público, desde el Ministerio del Poder Popular del Despacho de la Presidencia, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes y servicios.

3.05.01.04.00 Donaciones corrientes internas del sector público

Ingresos que perciben los organismos del sector público, provenientes de donativos realizados por órganos del mismo sector, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.04.01 Donaciones corrientes internas de la República

Ingresos que perciben los organismos del sector público, provenientes de donativos realizados por la República Bolivariana de Venezuela, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.04.02 Donaciones corrientes internas de entes descentralizados sin fines empresariales

Recursos que perciben los organismos del sector público, provenientes de donativos de entes descentralizados sin fines empresariales, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.04.03 Donaciones corrientes internas de instituciones de protección social

Recursos que perciben los organismos del sector público, provenientes de donativos de instituciones de protección social, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.04.04 Donaciones corrientes internas de entes descentralizados con fines empresariales petroleros

Recursos que perciben los organismos del sector público, provenientes de donativos de entes descentralizados con fines empresariales petroleros, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.04.05 Donaciones corrientes internas de entes descentralizados con fines empresariales no petroleros

Recursos que perciben los organismos del sector público, provenientes de donativos de entes descentralizados con fines empresariales no petroleros, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.04.06 Donaciones corrientes internas de entes descentralizados financieros bancarios

Recursos que perciben los organismos del sector público, provenientes de donativos de entes descentralizados financieros bancarios, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.04.07 Donaciones corrientes internas de entes descentralizados financieros no bancarios

Recursos que perciben los organismos del sector público, provenientes de donativos de entes descentralizados financieros no bancarios, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.04.08 Donaciones corrientes internas del Poder Estadal

Recursos que perciben los organismos del sector público, provenientes de donativos de los estados y del Distrito Capital, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.04.09 Donaciones corrientes internas del Poder Municipal

Recursos que perciben los organismos del sector público, provenientes de donativos de los municipios y de otras formas de gobierno municipal, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.05.00 Transferencias corrientes del exterior

Recursos que perciben los organismos del sector público, provenientes del sector externo, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.05.01 Transferencias corrientes de instituciones sin fines de lucro

Ingresos que perciben los organismos del sector público, provenientes de instituciones privadas sin fines de lucro del exterior, destinados a financiar gastos corrientes, que no suponen la contraprestación de bienes o servicios.

3.05.01.05.02 Transferencias corrientes de gobiernos extranjeros

Ingresos que perciben los organismos del sector público, provenientes de gobiernos extranjeros, destinados a financiar gastos corrientes, que no suponen la contraprestación de bienes o servicios.

3.05.01.05.03 Transferencias corrientes de organismos internacionales

Ingresos que perciben los organismos del sector público, provenientes de organismos internacionales, destinados a financiar gastos corrientes, que no suponen la contraprestación de bienes o servicios.

3.05.01.06.00 Donaciones corrientes del exterior

Recursos que perciben los organismos del sector público, provenientes de donativos del sector externo, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.06.01 Donaciones corrientes de personas

Recursos que perciben los organismos del sector público, provenientes de donativos efectuados por personas naturales residentes en el exterior, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.06.02 Donaciones corrientes de instituciones sin fines de lucro

Recursos que perciben los organismos del sector público, provenientes de donativos efectuados por instituciones sin fines de lucro del sector externo, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.06.03 Donaciones corrientes de gobiernos extranjeros

Recursos que perciben los organismos del sector público, provenientes de donativos efectuados por gobiernos extranjeros, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.01.06.04 Donaciones corrientes de organismos internacionales

Recursos que perciben los organismos del sector público, provenientes de donativos efectuados por organismos internacionales, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

3.05.02.00.00 <u>Transferencias y donaciones de capital</u>

Ingresos que los organismos perciben tanto del sector privado como público, por concepto de transferencias y donaciones que se les otorgue para financiar gastos de capital, sin necesidad de que exista obligación de contraprestación de bienes o servicios.

3.05.02.01.00 Transferencias de capital internas del sector privado

Ingresos que perciben los organismos del sector público, provenientes de unidades privadas, destinadas a financiar gastos de capital que no suponen contraprestación de bienes o servicios.

3.05.02.01.01 Transferencias de capital internas de personas

Ingresos que perciben los organismos del sector público, provenientes de unidades familiares, destinadas a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.01.02 Transferencias de capital internas de instituciones sin fines de lucro

Ingresos que perciben los organismos del sector público, provenientes de instituciones privadas sin fines de lucro, destinados a financiar gastos de capital, que no suponen la contraprestación de bienes o servicios.

3.05.02.01.03 Transferencias de capital internas de empresas privadas

Ingresos que perciben los organismos del sector público, provenientes de empresas privadas, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.02.00 Donaciones de capital internas del sector privado

Ingresos que perciben los organismos del sector público, provenientes de donativos realizados por personas y otros entes privados, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.02.01 Donaciones de capital internas de personas

Ingresos que perciben los organismos del sector público, provenientes de donativos efectuados por personas naturales, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.02.02 Donaciones de capital internas de instituciones sin fines de lucro

Ingresos que perciben los organismos del sector público, provenientes de donativos efectuados por instituciones privadas sin fines de lucro, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.02.03 Donaciones de capital internas de empresas privadas

Ingresos que perciben los organismos del sector público, provenientes de donativos efectuados por empresas privadas, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.03.00 Transferencias de capital internas del sector público

Ingresos que perciben los organismos del sector público, provenientes de instituciones del mismo sector, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.03.01 Transferencias de capital internas de la República

Recursos que perciben los organismos del sector público, provenientes de la República Bolivariana de Venezuela, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.03.02 Transferencias de capital internas de entes descentralizados sin fines empresariales

Recursos que perciben los organismos del sector público, provenientes de organismos descentralizados sin fines empresariales, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.03.03 Transferencias de capital internas de instituciones de protección social

Recursos que perciben los organismos del sector público, provenientes de instituciones de protección social, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.03.04 **Transferencias de capital internas de entes descentralizados con fines empresariales petroleros**

Recursos que perciben los organismos del sector público, provenientes de entes descentralizados con fines empresariales petroleros, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.03.05 **Transferencias de capital internas de entes descentralizados con fines empresariales no petroleros**

Ingresos que perciben los organismos del sector público, provenientes de entes descentralizados con fines empresariales no petroleros, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.03.06 **Transferencias de capital internas de entes descentralizados financieros bancarios**

Ingresos que perciben los organismos del sector público, provenientes de instituciones financieras bancarias públicas, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.03.07 **Transferencias de capital internas de entes descentralizados financieros no bancarios**

Recursos que perciben los organismos del sector público, provenientes de instituciones financieras no bancarias públicas, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.03.08 **Transferencias de capital internas del Poder Estadal**

Recursos que perciben los organismos del sector público de los estados y del Distrito Capital, destinados a financiar gastos de capital que no suponen la contraprestación de bienes y servicios.

Se incluyen las aportaciones financieras que percibe el Área Metropolitana de Caracas, del Distrito Capital y del Estado Miranda, de conformidad con lo dispuesto en la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas.

3.05.02.03.09 **Transferencias de capital internas del Poder Municipal**

Recursos que perciben los organismos del sector público de los municipios y otras formas de gobierno municipal, destinados a financiar gastos de capital que no suponen la contraprestación de bienes y servicios.

Se incluyen las aportaciones financieras que percibe el Área Metropolitana de Caracas de los municipios que la integran, de conformidad con lo dispuesto en la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas.

3.05.02.03.99 Otras transferencias de capital del sector público

Otros recursos no especificados anteriormente que reciben los organismos del sector público, desde el Ministerio del Poder Popular del Despacho de la Presidencia, destinados a financiar gastos de capital que no suponen la contraprestación de bienes y servicios.

3.05.02.04.00 Donaciones de capital internas del sector público

Ingresos que perciben los organismos del sector público, provenientes de donativos realizados por órganos del mismo sector, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.04.01 Donaciones de capital internas de la República

Ingresos que perciben los organismos del sector público, provenientes de donativos realizados por la República Bolivariana de Venezuela, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.04.02 Donaciones de capital internas de entes descentralizados sin fines empresariales

Recursos que perciben los organismos del sector público, provenientes de donativos de entes descentralizados sin fines empresariales, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.04.03 Donaciones de capital internas de instituciones de protección social

Recursos que perciben los organismos del sector público, provenientes de donativos de instituciones de protección social, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.04.04 Donaciones de capital internas de entes descentralizados con fines empresariales petroleros

Recursos que perciben los organismos del sector público, provenientes de donativos de entes descentralizados con fines empresariales petroleros, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.04.05 **Donaciones de capital internas de entes descentralizados con fines empresariales no petroleros**

Recursos que perciben los organismos del sector público, provenientes de donativos de entes descentralizados con fines empresariales no petroleros, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.04.06 **Donaciones de capital internas de entes descentralizados financieros bancarios**

Recursos que perciben los organismos del sector público, provenientes de donativos de entes descentralizados financieros bancarios, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.04.07 **Donaciones de capital internas de entes descentralizados financieros no bancarios**

Recursos que perciben los organismos del sector público, provenientes de donativos de entes descentralizados financieros no bancarios, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.04.08 **Donaciones de capital internas del Poder Estadal**

Recursos que perciben los organismos del sector público, provenientes de donativos de los estados y del Distrito Capital, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.04.09 **Donaciones de capital internas del Poder Municipal**

Recursos que perciben los organismos del sector público, provenientes de donativos de los municipios y de otras formas de gobierno municipal, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.05.00 **Transferencias de capital del exterior**

Recursos que perciben los organismos del sector público, provenientes del sector externo, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.05.01 **Transferencias de capital de instituciones sin fines de lucro**

Ingresos que perciben los organismos del sector público, provenientes de instituciones privadas sin fines de lucro del sector externo, destinados a financiar gastos de capital, que no suponen la contraprestación de bienes o servicios.

3.05.02.05.02 Transferencias de capital de gobiernos extranjeros

Ingresos que perciben los organismos del sector público, provenientes de gobiernos extranjeros, destinados a financiar gastos de capital, que no suponen la contraprestación de bienes o servicios.

3.05.02.05.03 Transferencias de capital de organismos internacionales

Ingresos que perciben los organismos del sector público, provenientes de organismos internacionales, destinados a financiar gastos de capital, que no suponen la contraprestación de bienes o servicios.

3.05.02.06.00 Donaciones de capital del exterior

Recursos que perciben los organismos del sector público, provenientes de donativos del sector externo, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.06.01 Donaciones de capital de personas

Recursos que perciben los organismos del sector público, provenientes de donativos efectuados por personas naturales residentes en el exterior, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.06.02 Donaciones de capital de instituciones sin fines de lucro

Recursos que perciben los organismos del sector público, provenientes de donativos efectuados por instituciones sin fines de lucro del sector externo, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.06.03 Donaciones de capital de gobiernos extranjeros

Recursos que perciben los organismos del sector público, provenientes de donativos efectuados por gobiernos extranjeros, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.02.06.04 Donaciones de capital de organismos internacionales

Recursos que perciben los organismos del sector público, provenientes de donativos efectuados por organismos internacionales, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

3.05.03.00.00 **Situado**

Transferencia de la República a los Estados, Distrito Capital y a los Municipios, para cubrir gastos de funcionamiento e inversión de conformidad con la normativa vigente.

3.05.03.01.00 **Situado Constitucional**

Ingresos de los estados, el Distrito Capital, los municipios y otras formas de gobierno municipal, derivados de los ingresos ordinarios previstos en la Ley de Presupuesto Nacional, de conformidad con lo dispuesto en la Constitución de la República Bolivariana de Venezuela, en la Ley Orgánica de Descentralización, Delimitación y Transferencia de competencias del Poder Público, la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas y demás normas legales.

3.05.03.01.01 **Situado Estadal**

Ingresos de los Estados y el Distrito Capital provenientes del Situado Constitucional de conformidad con lo establecido en la Constitución de la República Bolivariana de Venezuela y en la Ley Orgánica de Descentralización, Delimitación y Transferencia de competencias del Poder Público.

3.05.03.01.02 **Situado Municipal**

Ingresos de los municipios y otras formas de gobierno municipal, provenientes del Situado Constitucional de conformidad con lo establecido en la Constitución de la República Bolivariana de Venezuela, Ley Orgánica de Descentralización, Delimitación y Transferencia de competencias del Poder Público; La Ley Orgánica del Poder Público Municipal y Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas.

3.05.03.02.00 **Situado Estadal a Municipal**

Ingresos de los municipios provenientes de los ingresos ordinarios de los estados y del Distrito Capital, diferentes del respectivo Situado Constitucional Estadal, de acuerdo con lo previsto en la Constitución de la República Bolivariana de Venezuela, Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencia del Poder Público, la Ley Orgánica del Poder Público Municipal y la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas y demás normas legales .

3.05.04.00.00 **<u>Subsidio de Régimen Especial</u>**

Ingresos del Distrito del Alto Apure, asignados de acuerdo a lo establecido en el decreto de creación de dicho distrito, publicado en Gaceta Oficial Ordinaria N° 37.326, de fecha 16 de noviembre de 2001.

3.05.04.01.00 **Subsidio de Régimen Especial**

Ingresos del Distrito del Alto Apure, asignados de acuerdo a lo establecido en el decreto de creación de dicho distrito, publicado en Gaceta Oficial Ordinaria N° 37.326, de fecha 16 de noviembre de 2001.

3.05.05.00.00 **<u>Subsidio de Capitalidad</u>**

Ingresos que se otorgan anualmente a la Alcaldía Metropolitana de Caracas, de acuerdo con lo establecido en la Ley Especial sobre el Régimen del Distrito Metropolitano de Caracas.

3.05.05.01.00 **Subsidio de Capitalidad**

Ingresos que se otorgan anualmente a la Alcaldía Metropolitana de Caracas, de acuerdo con lo establecido en la Ley especial sobre el Régimen del Distrito Metropolitano de Caracas.

3.05.06.00.00 **<u>Asignaciones Económicas Especiales (LAEE)</u>**

Ingresos que perciben los estados, el Distrito Capital, los municipios y otras formas de gobierno municipal, de conformidad con lo dispuesto en la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.

3.05.06.01.00 **Asignaciones Económicas Especiales (LAEE) Estadal**

Ingresos que perciben los estados y el Distrito Capital de conformidad con lo dispuesto en la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.

3.05.06.02.00 **Asignaciones Económicas Especiales (LAEE) Estadal a Municipal**

Ingresos que perciben los municipios y otras formas de gobierno municipal, de conformidad con lo dispuesto en la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.

3.05.06.03.00 **Asignaciones Económicas Especiales (LAEE) Municipal**

Ingresos que perciben los municipios y otras formas de gobierno municipal, de conformidad con lo dispuesto en la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.

3.05.06.04.00 **Asignaciones Económicas Especiales (LAEE) Fondo Nacional de los Consejos Comunales**

Ingresos para el Fondo Nacional de los Consejos Comunales que serán transferidos a los Consejos Comunales, de conformidad con lo dispuesto en la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.

3.05.06.05.00 **Asignaciones Económicas Especiales (LAEE) Apoyo al Fortalecimiento Institucional**

Ingresos para el fortalecimiento institucional, de conformidad con lo dispuesto en la Ley Orgánica del Consejo Federal de Gobierno y su Reglamento.

3.05.07.00.00 **Fondo Intergubernamental para la Descentralización (FIDES)**

Ingresos para las Entidades Federales, Municipales y el Distrito Metropolitano de Caracas, de conformidad con lo dispuesto en la ley de reforma parcial de la Ley que crea el Fondo Intergubernamental para la Descentralización (FIDES).

3.05.07.01.00 **Fondo Intergubernamental para la Descentralización (FIDES)**

Ingresos para las Entidades Federales, Municipales y el Distrito Metropolitano de Caracas, de conformidad con lo dispuesto en la Ley de reforma parcial de la Ley que crea el Fondo Intergubernamental para la Descentralización (FIDES).

3.05.08.00.00 **Fondo de Compensación Interterritorial**

Ingresos provenientes del Fondo de Compensación Interterritorial, recibidos de acuerdo a lo establecido en la Ley Orgánica que crea dicho fondo y su Reglamento, destinados al financiamiento de inversiones públicas para promover el desarrollo equilibrado de las regiones, así como la cooperación y complementación de políticas, y la dotación de bienes y servicios esenciales.

3.05.08.01.00 **Fondo de Compensación Interterritorial Estadal**

Ingresos provenientes del Fondo de Compensación Interterritorial, recibidos de acuerdo a lo establecido en la Ley Orgánica que crea dicho fondo y su Reglamento, destinados al financiamiento de inversiones públicas para promover el desarrollo equilibrado de los estados y el Distrito Capital, así como la cooperación y complementación de políticas, y la dotación de bienes y servicios esenciales.

3.05.08.02.00 **Fondo de Compensación Interterritorial Municipal**

Ingresos provenientes del Fondo de Compensación Interterritorial, recibidos de acuerdo a lo establecido en la Ley Orgánica que crea dicho fondo y su Reglamento, destinados al financiamiento de inversiones públicas para promover el desarrollo equilibrado de los municipios y otras formas de gobierno municipal, así como la cooperación y complementación de políticas, y la dotación de bienes y servicios esenciales.

3.05.08.03.00 **Fondo de Compensación Interterritorial Poder Popular**

Ingresos provenientes del Fondo de Compensación Interterritorial, recibidos de acuerdo a lo establecido en la Ley Orgánica que crea dicho fondo y su Reglamento, destinados al financiamiento de inversiones públicas para promover el desarrollo equilibrado y la consolidación de la base económica comunitaria, así como la cooperación y complementación de políticas, y la dotación de bienes y servicios esenciales.

3.05.08.04.00 **Fondo de Compensación Interterritorial Fortalecimiento Institucional**

Ingresos provenientes del Fondo de Compensación Interterritorial, recibidos de acuerdo a lo establecido en la Ley Orgánica que crea dicho fondo y su Reglamento, destinados al financiamiento de inversiones públicas para promover el desarrollo equilibrado, que sustenten el fortalecimiento institucional de las Entidades Político Territoriales, así como la cooperación y complementación de políticas, y la dotación de bienes y servicios esenciales.

3.05.09.00.00 **Aportes del Sector Público al Poder Estadal y al Poder Municipal por transferencia de servicios**

Aportes que perciben los estados, el Distrito Capital, los municipios y otras formas de gobierno municipal del Sector Público, originados por la transferencia de servicios, de conformidad con lo estipulado en la Constitución de la República Bolivariana de Venezuela, Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público y la Ley Orgánica del Poder Público Municipal.

3.05.09.01.00 **Aportes del Sector Público al Poder Estadal por transferencia de servicios**

Ingresos que perciben los estados y el Distrito Capital, originados por la transferencia de servicios, de conformidad con lo establecido en la Constitución de la República Bolivariana de Venezuela y en la Ley de Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público.

3.05.09.02.00 **Aportes del Sector Público al Poder Municipal por transferencia de servicios**

Ingresos que perciben los municipios y otras formas de gobierno municipal por la transferencia de servicios de acuerdo con lo establecido en la Constitución de la República Bolivariana de Venezuela y en la Ley Orgánica del Poder Público Municipal.

3.05.10.00.00 **Transferencias y donaciones de Organismos del Sector Público a los Consejos Comunales**

Ingresos que los Consejos Comunales estimen percibir de los organismos del Sector Público, por concepto de transferencias y donaciones corrientes y de capital, que no suponen contraprestación de bienes o servicios.

3.05.10.01.00 **Transferencias y donaciones corrientes de Organismos del Sector Público a los Consejos Comunales**

Ingresos que los Consejos Comunales reciben de los organismos del Sector Público, por concepto de transferencias y donaciones corrientes, que no suponen contraprestación de bienes o servicios.

3.05.10.01.01 **Transferencias corrientes de Organismos del Sector Público a los Consejos Comunales**

Ingresos que perciben los Consejos Comunales provenientes de los organismos del Sector Público, destinados a financiar gastos corrientes, que no suponen contraprestación de bienes o servicios.

3.05.10.01.02 **Donaciones corrientes de Organismos del Sector Público a los Consejos Comunales**

Ingresos que perciben los Consejos Comunales provenientes de donativos realizados por los organismos del Sector Público, destinados a financiar gastos corrientes, que no suponen contraprestación de bienes o servicios.

3.05.10.02.00 **Transferencias y donaciones de capital de Organismos del Sector Público a los Consejos Comunales**

Ingresos que los Consejos Comunales perciben de los organismos del Sector Público, por concepto de transferencias y donaciones que les otorgue para financiar gastos de capital, que no suponen contraprestación de bienes o servicios.

3.05.10.02.01 **Transferencias de capital de Organismos del Sector Público a los Consejos Comunales**

Ingresos que perciben los Consejos Comunales provenientes de los organismos del Sector Público, destinados a financiar gastos de capital, que no suponen contraprestación de bienes o servicios.

3.05.10.02.02 **Donaciones de capital de Organismos del Sector Público a los Consejos Comunales**

Ingresos que perciben los Consejos Comunales provenientes de donativos realizados por los organismos del Sector Público, destinados a financiar gastos de capital, que no suponen contraprestación de bienes o servicios.

III. RECURSOS
3.06.00.00.00 Recursos Propios de Capital

3.06.00.00.00 RECURSOS PROPIOS DE CAPITAL

Recursos cuyo origen es la venta y/o desincorporación de activos fijos (tierras, terrenos, edificios, instalaciones, maquinarias y equipos) e intangibles, venta de existencias de inventarios e incremento de la depreciación y amortización acumulada.

3.06.01.00.00 <u>**Venta y/o desincorporación de activos fijos**</u>

Recursos originados en un periodo determinado, por la cesión o separación de la propiedad de un bien tangible o intangible, considerado activo fijo, por un monto equivalente a su valor en libros (costo de adquisición).

3.06.01.01.00 Venta y/o desincorporación de tierras y terrenos

Recursos cuyo origen es la venta de tierras y terrenos propiedad de la institución que corresponda, en un periodo determinado.

3.06.01.02.00 Venta y/o desincorporación de edificios e instalaciones

Recursos cuyo origen es la venta de edificios e instalaciones propiedad de la institución que corresponda, en un periodo determinado.

3.06.01.03.00 Venta y/o desincorporación de maquinarias, equipos y semovientes

Recursos cuyo origen es la venta de maquinarias, equipos y semovientes propiedad de la institución que corresponda, en un periodo determinado.

3.06.01.03.01 Venta y/o desincorporación de maquinarias y demás equipos de construcción, campo, industria y taller

Recursos cuyo origen es la venta de maquinarias, y demás equipos de construcción, campo, industria y taller propiedad de la institución que corresponda, en un periodo determinado.

3.06.01.03.02 Venta y/o desincorporación de equipos de transporte, tracción y elevación

Recursos cuyo origen es la venta de equipos de transporte, tracción y elevación propiedad de la institución que corresponda, en un periodo determinado.

3.06.01.03.03 Venta y/o desincorporación de equipos de comunicaciones y de señalamiento

Recursos cuyo origen es la venta de equipos de comunicaciones y de propiedad de la institución que corresponda, en un periodo determinado.

3.06.01.03.04 Venta y/o desincorporación de equipos médico - quirúrgicos, dentales y de veterinaria

Recursos cuyo origen es la venta de equipos médico - quirúrgicos, dentales y de veterinaria propiedad de la institución que corresponda, en un periodo determinado.

3.06.01.03.05 Venta y/o desincorporación de equipos científicos, religiosos, de enseñanza y recreación

Recursos cuyo origen es la venta de equipos científicos, religiosos, de enseñanza y recreación propiedad de la institución que corresponda, en un periodo determinado.

3.06.01.03.06 Venta y/o desincorporación de equipos para la seguridad pública

Recursos cuyo origen es la venta de equipos para la seguridad pública propiedad de la institución que corresponda, en un periodo determinado.

3.06.01.03.07 Venta y/o desincorporación de máquinas, muebles y demás equipos de oficina y alojamiento

Recursos cuyo origen es la venta de máquinas, muebles y demás equipos de oficina y alojamiento propiedad de la institución que corresponda, en un periodo determinado.

3.06.01.03.08 Venta y/o desincorporación de semovientes

Recursos cuyo origen es la venta de semovientes propiedad de la institución que corresponda, en un periodo determinado.

3.06.01.03.99 Venta y/o desincorporación de otros activos fijos

Recursos cuyo origen es la venta de otros bienes de uso, propiedad de la institución que corresponda, en un periodo determinado.

3.06.02.00.00 **Venta de activos intangibles**

Recursos cuyo origen es la venta de activos intangibles a su valor neto de libros. La cuenta activos intangibles representa la adquisición de derechos por el uso de bienes y activos de la propiedad industrial, comercial o intelectual, y los gastos efectuados que por su naturaleza no corresponda ser imputados a un solo ejercicio, debiendo distribuirse entre varios años, con cargo a resultados.

3.06.02.01.00 **Venta de marcas de fábrica y patentes de invención**

Recursos originados por la venta de marcas de fábrica y patentes de invención a su valor neto de libros.

3.06.02.02.00 **Venta de derechos de autor**

Recursos originados por la venta de derechos de autor a su valor neto de libros.

3.06.02.03.00 **Recuperación de gastos de organización**

Recursos originados por la recuperación de gastos de organización provenientes de la amortización de los costos necesarios para el funcionamiento de la institución, durante un período previamente determinado; entre tales costos pueden mencionarse: los gastos de registros, notarías, honorarios profesionales, impresión de acciones y libros, entre otros.

3.06.02.04.00 **Venta de paquetes y programas de computación**

Recursos originados por la venta de paquetes y programas de computación a su valor neto de libros.

3.06.02.05.00 **Venta de estudios y proyectos**

Recursos originados por la venta de estudios y proyectos a su valor neto de libros.

3.06.02.99.00 **Venta de otros activos intangibles**

Recursos originados por la venta de otros activos intangibles a su valor neto de libros.

3.06.03.00.00 **Incremento de la depreciación y amortización acumuladas**

Fuente financiera que se origina por el incremento de las cuentas depreciación y/o amortización acumulada, siendo el saldo final mayor al inicial, en un periodo determinado.

3.06.03.01.00 **Incremento de la depreciación acumulada**

Fuente financiera que se origina por el incremento de la cuenta depreciación acumulada, siendo el saldo final mayor al inicial, en un periodo determinado.

3.06.03.01.01 **Incremento de la depreciación acumulada de edificios e instalaciones**

Fuente financiera que se origina por el incremento de la cuenta depreciación acumulada de edificios e instalaciones, siendo el saldo final mayor al inicial, en un periodo determinado.

3.06.03.01.02 **Incremento de la depreciación acumulada de maquinarias y demás equipos de construcción, campo, industria y taller**

Fuente financiera que se origina por el incremento de la cuenta depreciación acumulada de maquinarias y demás equipos de construcción, campo, industria y taller, siendo el saldo final mayor al inicial, en un periodo determinado.

3.06.03.01.03 **Incremento de la depreciación acumulada de equipos de transporte, tracción y elevación**

Fuente financiera que se origina por el incremento de la cuenta depreciación acumulada de equipos de transporte, tracción y elevación, siendo el saldo final mayor al inicial, en un periodo determinado.

3.06.03.01.04 **Incremento de la depreciación acumulada de equipos de comunicaciones y señalamiento**

Fuente financiera que se origina por el incremento de la cuenta depreciación acumulada de equipos de comunicaciones y señalamiento, siendo el saldo final mayor al inicial, en un periodo determinado.

3.06.03.01.05 **Incremento de la depreciación acumulada de equipos médico - quirúrgicos, dentales y de veterinaria**

Fuente financiera que se origina por el incremento de la cuenta depreciación acumulada de equipos médico - quirúrgicos, dentales y de veterinaria, siendo el saldo final mayor al inicial, en un periodo determinado.

3.06.03.01.06 **Incremento de la depreciación acumulada de equipos científicos, religiosos, de enseñanza y recreación**

Fuente financiera que se origina por el incremento de la cuenta depreciación acumulada de equipos científicos, religiosos, de enseñanza y recreación, siendo el saldo final mayor al inicial, en un periodo determinado.

3.06.03.01.07 Incremento de la depreciación acumulada de equipos para la seguridad pública

Fuente financiera que se origina por el incremento de la cuenta depreciación acumulada de equipos para la seguridad pública, siendo el saldo final mayor al inicial, en un periodo determinado.

3.06.03.01.08 Incremento de la depreciación acumulada de máquinas, muebles y demás equipos de oficina y alojamiento

Fuente financiera que se origina por el incremento de la cuenta depreciación acumulada de máquinas, muebles y demás equipos de oficina y alojamiento, siendo el saldo final mayor al inicial, en un periodo determinado.

3.06.03.01.09 Incremento de la depreciación acumulada de semovientes

Fuente financiera que se origina por el incremento de la cuenta depreciación acumulada de semovientes, siendo el saldo final mayor al inicial, en un periodo determinado.

3.06.03.01.99 Incremento de la depreciación acumulada de otros activos fijos

Fuente financiera que se origina por el incremento de la cuenta depreciación acumulada de otros activos fijos de marcas de fábrica y patentes de invención, siendo el saldo final mayor al inicial, en un periodo determinado.

3.06.03.02.00 Incremento de la amortización acumulada

Fuente financiera que se origina por el incremento de la cuenta amortización acumulada, siendo el saldo final mayor al inicial, en un periodo determinado.

3.06.03.02.01 Incremento de la amortización acumulada de marcas de fábrica y patentes de invención

Fuente financiera que se origina por el incremento de la cuenta amortización acumulada de marcas de fábrica y patentes de invención, siendo el saldo final mayor al inicial, en un periodo determinado.

3.06.03.02.02 Incremento de la amortización acumulada de derechos de autor

Fuente financiera que se origina por el incremento de la cuenta amortización acumulada de derechos de autor, siendo el saldo final mayor al inicial, en un periodo determinado.

3.06.03.02.03 **Incremento de la amortización acumulada de gastos de organización**

Fuente financiera que se origina por el incremento de la cuenta amortización acumulada de gastos de organización, siendo el saldo final mayor al inicial, en un periodo determinado.

3.06.03.02.04 **Incremento de la amortización acumulada de paquetes y programas de computación**

Fuente financiera que se origina por el incremento de la cuenta amortización acumulada de paquetes y programas de computación, siendo el saldo final mayor al inicial, en un periodo determinado.

3.06.03.02.05 **Incremento de la amortización acumulada de estudios y proyectos**

Fuente financiera que se origina por el incremento de la cuenta amortización acumulada de estudios y proyectos, siendo el saldo final mayor al inicial, en un periodo determinado.

3.06.03.02.99 **Incremento de la amortización acumulada de otros activos intangibles**

Fuente financiera que se origina por el incremento de la cuenta amortización acumulada de otros activos intangibles, siendo el saldo final mayor al inicial, en un periodo determinado.

III. Recursos
3.07.00.00.00 Venta de Títulos y Valores que no Otorgan Propiedad

3.07.00.00.00 **VENTA DE TÍTULOS Y VALORES QUE NO OTORGAN PROPIEDAD**

Ingresos que perciben la República y demás entes del sector público, por la venta en el mercado financiero de obligaciones, bonos, pagarés, documentos negociables, letras y certificados, que no otorgan propiedad.

3.07.01.00.00 **<u>Venta de títulos y valores de corto plazo</u>**

Ingresos que perciben la República y demás del sector público, por la venta de títulos y valores que no otorgan propiedad, con vencimiento igual o menor a un año.

3.07.01.01.00 **Venta de títulos y valores privados de corto plazo**

Ingresos que perciben la República y demás entes del sector público, por la venta de títulos y valores privados que no otorgan propiedad, con vencimiento igual o menor a un año.

3.07.01.02.00 **Venta de títulos y valores públicos de corto plazo**

Ingresos que perciben la República y demás entes del sector público, por la venta de títulos y valores públicos que no otorgan propiedad, con vencimiento igual o menor a un año.

3.07.01.03.00 **Venta de títulos y valores externos de corto plazo**

Ingresos que perciben la República y demás entes del sector público, por la venta de títulos y valores externos que no otorgan propiedad, con vencimiento igual o menor a un año.

3.07.02.00.00 **<u>Venta de títulos y valores de largo plazo</u>**

Ingresos que perciben los entes u organismos del sector público, por la venta de títulos y valores que no otorgan propiedad, con vencimiento mayor a un año.

3.07.02.01.00 **Venta de títulos y valores privados de largo plazo**

Ingresos que perciben los entes u organismos del sector público, por la venta de títulos y valores privados que no otorgan propiedad, con vencimiento mayor a un año.

3.07.02.02.00 **Venta de títulos y valores públicos de largo plazo**

Ingresos que perciben los entes u organismos del sector público, por la venta de títulos y valores públicos que no otorgan propiedad, con vencimiento mayor a un año.

3.07.02.03.00 Venta de títulos y valores externos de largo plazo

Ingresos que perciben la República y demás entes del sector público, por la venta de títulos y valores externos que no otorgan propiedad, con vencimiento mayor a un año.

III. RECURSOS
3.08.00.00.00 Venta de Acciones y Participaciones de Capital

3.08.00.00 **VENTA DE ACCIONES Y PARTICIPACIONES DE CAPITAL**

Ingresos que perciben la República y demás entes del sector público, por la venta de acciones y participaciones de capital que son representativas de la propiedad o parte de la propiedad de una empresa.

3.08.01.00.00 **Venta de acciones y participaciones de capital del sector privado**

Ingresos que perciben la República y demás entes del sector público, por la venta de acciones y participaciones de capital que son representativas de la propiedad o parte de la propiedad de una empresa.

3.08.01.01.00 **Venta de acciones y participaciones de capital del sector privado**

Ingresos que perciben la República y demás entes del sector público, por la venta de acciones y participaciones de capital que son representativas de la propiedad o parte de la propiedad de organizaciones del sector privado.

3.08.02.00.00 **Venta de acciones y participaciones de capital del sector público**

Ingresos que perciben la República y demás entes del sector público, por la venta de acciones y participaciones de capital que son representativas de la propiedad o parte de la propiedad de una empresa del sector público.

3.08.02.01.00 **Venta de acciones y participaciones de capital de entes descentralizados sin fines empresariales**

Ingresos que perciben la República y demás entes del sector público, por la venta de acciones y participaciones de capital que son representativas de la propiedad o parte de la propiedad de entes descentralizados sin fines empresariales.

3.08.02.02.00 **Venta de acciones y participaciones de capital de instituciones de protección social**

Ingresos que perciben la República y demás entes del sector público, por la venta de acciones y participaciones de capital que son representativas de la propiedad o parte de la propiedad de instituciones de protección social.

3.08.02.03.00 **Venta de acciones y participaciones de capital de entes descentralizados con fines empresariales petroleros**

Ingresos que perciben la República y demás entes del sector público, por la venta de acciones y participaciones de capital que son representativas de la propiedad o parte de la propiedad de empresas con fines empresariales petroleros.

3.08.02.04.00 **Venta de acciones y participaciones de capital de entes descentralizados con fines empresariales no petroleros**

Ingresos que perciben la República y demás entes del sector público, por la venta de acciones y participaciones de capital que son representativas de la propiedad o parte de la propiedad de empresas con fines empresariales no petroleros.

3.08.02.05.00 **Venta de acciones y participaciones de capital de entes descentralizados financieros bancarios**

Ingresos que perciben la República y demás entes del sector público, por la venta de acciones y participaciones de capital que son representativas de la propiedad o parte de la propiedad de entes descentralizados financieros bancarios.

3.08.02.06.00 **Venta de acciones y participaciones de capital de entes descentralizados financieros no bancarios**

Ingresos que perciben la República y demás entes del sector público, por la venta de acciones y participaciones de capital que son representativas de la propiedad o parte de la propiedad de entes descentralizados financieros no bancarios.

3.08.03.00.00 **Venta de acciones y participaciones de capital del sector externo**

Ingresos que perciben la República y demás entes del sector público, por la venta de acciones y participaciones de capital que son representativas de la propiedad o parte de la propiedad de empresas del sector externo.

3.08.03.01.00 **Venta de acciones y participaciones de capital de organismos internacionales**

Ingresos que perciben la República y demás del sector público, por la venta de acciones y participaciones de capital que son representativas de la propiedad o parte de la propiedad de organismos internacionales.

3.08.03.99.00 **Venta de acciones y participaciones de capital de otros entes del sector externo**

Ingresos que perciben la República y demás entes del sector público, por la venta de acciones y participaciones de capital que son representativas de la propiedad o parte de la propiedad de otros entes del sector externo.

III. RECURSOS
3.09.00.00.00 Recuperación de Préstamos de Corto Plazo

3.09.00.00.00 RECUPERACIÓN DE PRÉSTAMOS DE CORTO PLAZO

Recursos originados por la recuperación de préstamos otorgados con vencimiento menor o igual a un año.

3.09.01.00.00 Recuperación de préstamos otorgados al sector privado de corto plazo

Recursos originados por la recuperación de préstamos otorgados al sector privado con vencimiento menor o igual a un año.

3.09.01.01.00 Recuperación de préstamos otorgados al sector privado de corto plazo

Recursos originados por la recuperación de préstamos otorgados al sector privado con vencimiento menor o igual a un año.

3.09.02.00.00 Recuperación de préstamos otorgados al sector público de corto plazo

Recursos originados por la recuperación de préstamos otorgados al sector público con vencimiento menor o igual a un año.

3.09.02.01.00 Recuperación de préstamos otorgados a la República de corto plazo

Recursos originados por la recuperación de préstamos otorgados a la República con vencimiento menor o igual a un año.

3.09.02.02.00 Recuperación de préstamos otorgados a entes descentralizados sin fines empresariales de corto plazo

Recursos originados por la recuperación de préstamos otorgados a entes descentralizados sin fines empresariales con vencimiento menor o igual a un año.

3.09.02.03.00 Recuperación de préstamos otorgados a instituciones de protección social de corto plazo

Recursos originados por la recuperación de préstamos otorgados a instituciones de protección social con vencimiento menor o igual a un año.

3.09.02.04.00 **Recuperación de préstamos otorgados a entes descentralizados con fines empresariales petroleros de corto plazo**

Recursos originados por la recuperación de préstamos otorgados a entes descentralizados con fines empresariales petroleros con vencimiento menor o igual a un año.

3.09.02.05.00 **Recuperación de préstamos otorgados a entes descentralizados con fines empresariales no petroleros de corto plazo**

Recursos originados por la recuperación de préstamos otorgados a entes descentralizados con fines empresariales no petroleros con vencimiento menor o igual a un año.

3.09.02.06.00 **Recuperación de préstamos otorgados a entes descentralizados financieros bancarios de corto plazo**

Recursos originados por la recuperación de préstamos otorgados a entes descentralizados financieros bancarios con vencimiento menor o igual a un año.

3.09.02.07.00 **Recuperación de préstamos otorgados a entes descentralizados financieros no bancarios de corto plazo**

Recursos originados por la recuperación de préstamos otorgados a entes descentralizados financieros no bancarios con vencimiento menor o igual a un año.

3.09.02.08.00 **Recuperación de préstamos otorgados al Poder Estadal de corto plazo**

Recursos originados por la recuperación de préstamos otorgados al Poder Estadal con vencimiento menor o igual a un año.

3.09.02.09.00 **Recuperación de préstamos otorgados al Poder Municipal de corto plazo**

Recursos originados por la recuperación de préstamos otorgados al Poder Municipal con vencimiento menor o igual a un año.

3.09.03.00.00 **<u>Recuperación de préstamos otorgados al sector externo de corto plazo</u>**

Recursos originados por la recuperación de préstamos otorgados al sector externo con vencimiento menor o igual a un año.

3.09.03.01.00 **Recuperación de préstamos otorgados a instituciones sin fines de lucro de corto plazo**

Recursos originados por la recuperación de préstamos otorgados a instituciones sin fines de lucro con vencimiento menor o igual a un año.

3.09.03.02.00 **Recuperación de préstamos otorgados a gobiernos extranjeros de corto plazo**

Recursos originados por la recuperación de préstamos otorgados a gobiernos extranjeros con vencimiento menor o igual a un año.

3.09.03.03.00 **Recuperación de préstamos otorgados a los organismos internacionales de corto plazo**

Recursos originados por la recuperación de préstamos otorgados a organismos internacionales con vencimiento menor o igual a un año.

III. RECURSOS

3.10.00.00.00 Recuperación de Préstamos de Largo Plazo

3.10.00.00.00 RECUPERACIÓN DE PRÉSTAMOS DE LARGO PLAZO

Recursos originados por la recuperación de préstamos otorgados con vencimiento mayor de un año.

3.10.01.00.00 <u>Recuperación de préstamos otorgados al sector privado de largo plazo</u>

Recursos originados por la recuperación de préstamos otorgados al sector privado con vencimiento mayor de un año.

3.10.01.01.00 Recuperación de préstamos otorgados al sector privado de largo plazo

Recursos originados por la recuperación de préstamos otorgados al sector privado con vencimiento mayor de un año.

3.10.02.00.00 <u>Recuperación de préstamos otorgados al sector público de largo plazo</u>

Recursos originados por la recuperación de préstamos otorgados al sector público con vencimiento mayor de un año.

3.10.02.01.00 Recuperación de préstamos otorgados a la República de largo plazo

Recursos originados por la recuperación de préstamos otorgados a la República con vencimiento mayor de un año.

3.10.02.02.00 Recuperación de préstamos otorgados a entes descentralizados sin fines empresariales de largo plazo

Recursos originados por la recuperación de préstamos otorgados a entes descentralizados sin fines empresariales con vencimiento mayor de un año.

3.10.02.03.00 Recuperación de préstamos otorgados a instituciones de protección social de largo plazo

Recursos originados por la recuperación de préstamos otorgados a instituciones de protección social con vencimiento mayor de un año.

3.10.02.04.00 **Recuperación de préstamos otorgados a entes descentralizados con fines empresariales petroleros de largo plazo**

Recursos originados por la recuperación de préstamos otorgados a entes descentralizados con fines empresariales petroleros con vencimiento mayor de un año.

3.10.02.05.00 **Recuperación de préstamos otorgados a entes descentralizados con fines empresariales no petroleros de largo plazo**

Recursos originados por la recuperación de préstamos otorgados a entes descentralizados con fines empresariales no petroleros con vencimiento mayor de un año.

3.10.02.06.00 **Recuperación de préstamos otorgados a entes descentralizados financieros bancarios de largo plazo**

Recursos originados por la recuperación de préstamos otorgados a entes descentralizados financieros bancarios con vencimiento mayor de un año.

3.10.02.07.00 **Recuperación de préstamos otorgados a entes descentralizados financieros no bancarios de largo plazo**

Recursos originados por la recuperación de préstamos otorgados a entes descentralizados financieros no bancarios con vencimiento mayor de un año.

3.10.02.08.00 **Recuperación de préstamos otorgados al Poder Estadal de largo plazo**

Recursos originados por la recuperación de préstamos otorgados al Poder Estadal con vencimiento mayor de un año.

3.10.02.09.00 **Recuperación de préstamos otorgados al Poder Municipal de largo plazo**

Recursos originados por la recuperación de préstamos otorgados al Poder Municipal con vencimiento mayor de un año.

3.10.03.00.00 **<u>Recuperación de préstamos otorgados al sector externo de largo plazo</u>**

Recursos originados por la recuperación de préstamos al sector externo con vencimiento mayor de un año.

3.10.03.01.00 Recuperación de préstamos otorgados a instituciones sin fines de lucro de largo plazo

Recursos originados por la recuperación de préstamos otorgados a instituciones sin fines de lucro con vencimiento mayor de un año.

3.10.03.02.00 Recuperación de préstamos otorgados a gobiernos extranjeros de largo plazo

Recursos originados por la recuperación de préstamos otorgados a gobiernos extranjeros con vencimiento mayor de un año.

3.10.03.03.00 Recuperación de préstamos otorgados a los organismos internacionales de largo plazo

Recursos originados por la recuperación de préstamos otorgados a organismos internacionales con vencimiento mayor de un año.

III. Recursos
3.11.00.00.00 Disminución de Otros Activos Financieros

3.11.00.00.00 DISMINUCIÓN DE OTROS ACTIVOS FINANCIEROS

Recursos provenientes de la disminución de los activos financieros, siendo el saldo final menor que el inicial, en el período correspondiente.

3.11.01.00.00 <u>Disminución de disponibilidades</u>

Recursos provenientes de la disminución de los activos circulantes, siendo el saldo final menor que el inicial en el período considerado. La partida activos circulantes representa todas aquellas cuentas de efectivo disponible sin ninguna restricción, más otros recursos o partidas del activo que razonablemente en el corto plazo se espera convertir en efectivo, en otra partida de activo similar, en mercaderías a venderse o consumirse, durante el ciclo normal de operaciones de la institución en un período menor o igual a un año.

3.11.01.01.00 Disminución de caja

Recursos provenientes de la disminución de caja, siendo el saldo final menor que el inicial en el período considerado. La partida caja refleja la disponibilidad de monedas y billetes nacionales y extranjeros, así como cheques, giros bancarios, giros postales y sellos postales en poder de la institución que no hayan sido cobrados a la fecha del balance. Se incluyen las existencias en la caja principal, u otras similares que correspondan a dinero en efectivo.

3.11.01.02.00 Disminución de bancos

Recursos provenientes de la disminución de la cuenta bancos, siendo el saldo final menor que el inicial en el período correspondiente. La partida bancos, representa los saldos de los depósitos a la vista en cuentas bancarias en el país y en el extranjero.

3.11.01.02.01 Disminución de bancos públicos

Recursos provenientes de la disminución de la cuenta de bancos públicos, siendo el saldo final menor que el inicial en el período correspondiente. La partida bancos públicos representa los saldos de los depósitos a la vista en cuentas bancarias mantenidas en bancos pertenecientes al sector público.

3.11.01.02.02 Disminución de bancos privados

Recursos provenientes de la disminución de la cuenta bancos privados, siendo el saldo final menor que el inicial en el período correspondiente. La partida bancos privados, representa los saldos de los depósitos a la vista en cuentas bancarias, mantenidas en bancos pertenecientes al sector privado .

3.11.01.02.03 Disminución de bancos en el exterior

Recursos provenientes de la disminución de la cuenta bancos en el exterior, siendo el saldo final menor que el inicial en el período correspondiente. La partida bancos en el exterior, representa los saldos de los depósitos a la vista en cuentas bancarias, mantenidas en bancos pertenecientes al sector externo.

3.11.01.03.00 Disminución de inversiones temporales

Recursos provenientes de las inversiones temporales, siendo el saldo final menor que el inicial en el período correspondiente. La partida inversiones temporales representa aquellas inversiones efectuadas con el propósito de obtener una renta o beneficio que sean susceptibles de fácil realización y que no formen parte de la estructura comercial o industrial normal de la institución. Incluyen, entre otras, los títulos y valores, depósitos a plazo fijo en bancos e instituciones financieras y documentos financieros.

3.11.02.00.00 <u>Disminución de cuentas por cobrar a corto plazo</u>

Recursos provenientes de la disminución de las cuentas por cobrar, siendo el saldo final menor que el inicial en el período correspondiente. Esta partida representa el valor de las cuentas por cobrar a corto plazo.

3.11.02.01.00 Disminución de cuentas comerciales por cobrar a corto plazo

Recursos provenientes de la disminución de las cuentas por cobrar comerciales, siendo el saldo final menor que el inicial en el período correspondiente. Esta partida representa el valor de las cuentas por cobrar comerciales a corto plazo.

3.11.02.02.00 Disminución de rentas por recaudar a corto plazo

Recursos provenientes de la disminución de la cuenta rentas por recaudar, siendo el saldo final menor que el inicial en el período correspondiente. Esta partida representa el valor de las rentas por recaudar a corto plazo.

3.11.02.03.00 Disminución de deudas de cuentas por rendir a corto plazo

Recursos provenientes de la disminución de la partida deudas de cuentas por rendir a corto plazo, siendo el saldo final menor que el inicial en el período correspondiente. Esta partida representa el valor de las deudas de cuentas por rendir a corto plazo.

3.11.02.03.01 Disminución de deudas de cuentadantes por rendir de fondos en avance a corto plazo

Recursos provenientes de la disminución de la partida de deudas de cuentadantes por rendir de fondos en avance a corto plazo, siendo el saldo final menor que el inicial en el período correspondiente. Esta partida representa el valor de las de deudas de cuentadantes por rendir de fondos en avance a corto plazo.

3.11.02.03.02 Disminución de deudas de cuentadantes por rendir de fondos en anticipo a corto plazo

Recursos provenientes de la disminución de la cuenta deudas de cuentadantes por rendir de fondos en anticipo a corto plazo, siendo el saldo final menor que el inicial en el período correspondiente. Esta partida representa el valor de las deudas de cuentadantes por rendir de fondos en anticipo a corto plazo.

3.11.02.99.00 Disminución de otras cuentas por cobrar a corto plazo

Recursos provenientes de la disminución de la cuenta otras cuentas por cobrar, siendo el saldo final menor que el inicial, en el período correspondiente. La partida otras cuentas por cobrar, representa el total de las cuentas a cobrar, no incluidas en los rubros anteriores.

3.11.03.00.00 Disminución de efectos por cobrar a corto plazo

Recursos provenientes de la disminución de la cuenta efectos por cobrar, siendo el saldo final menor que el inicial, en el período respectivo. La partida efectos por cobrar representa el valor de las deudas contraídas por terceros con la institución, respaldados por documentos comerciales tales como: giros, pagarés y cartas de créditos bancarias.

3.11.03.01.00 Disminución de efectos comerciales por cobrar a corto plazo

Recursos provenientes de la disminución de la cuenta efectos comerciales por cobrar, siendo el saldo final menor que el inicial, en el período respectivo. La partida efectos comerciales por cobrar representa el valor de las deudas contraídas por terceros con la institución, respaldados por documentos comerciales tales como: giros y pagarés.

3.11.03.99.00 Disminución de otros efectos por cobrar a corto plazo

Recursos provenientes de la disminución de la cuenta otros efectos por cobrar, siendo el saldo final menor que el inicial en el período correspondiente. La partida otros efectos por cobrar representan todas aquellas cuentas de deudores de la institución no especificadas anteriormente, que deben ser cobradas dentro del año siguiente a la fecha de cierre del ejercicio.

3.11.04.00.00 Disminución de cuentas por cobrar a mediano y largo plazo

Recursos provenientes de la disminución de las cuentas por cobrar, siendo el saldo final menor que el inicial en el período correspondiente. Esta partida representa el valor de las cuentas por cobrar a mediano y largo plazo.

3.11.04.01.00 Disminución de cuentas comerciales por cobrar a mediano y largo plazo

Recursos provenientes de la disminución de las cuentas por cobrar comerciales, siendo el saldo final menor que el inicial en el período correspondiente. Esta cuenta representa el valor de las cuentas por cobrar comerciales a mediano y largo plazo.

3.11.04.02.00 Disminución de rentas por recaudar a mediano y largo plazo

Recursos provenientes de la disminución de la cuenta rentas por recaudar, siendo el saldo final menor que el inicial en el período correspondiente. Esta cuenta representa el valor de las rentas por recaudar a mediano y largo plazo.

3.11.04.99.00 Disminución de otras cuentas por cobrar a mediano y largo plazo

Recursos provenientes de la disminución de la cuenta otras cuentas por cobrar a mediano y largo plazo, siendo el saldo final menor que el inicial, en el período correspondiente. La partida otras cuentas por cobrar representa a mediano y largo plazo el total de las cuentas no incluidas en los rubros anteriores.

3.11.05.00.00 **Disminución de efectos por cobrar a mediano y largo plazo**

Recursos provenientes de la disminución de la cuenta efectos por cobrar, siendo el saldo final menor que el inicial, en el período respectivo. La cuenta efectos por cobrar representa el valor de las deudas contraídas por terceros con la institución, respaldados por documentos comerciales tales como: giros y pagarés, a mediano y largo plazo.

3.11.05.01.00 **Disminución de efectos comerciales por cobrar a mediano y largo plazo**

Recursos provenientes de la disminución de la cuenta efectos comerciales por cobrar, siendo el saldo final menor que el inicial, en el período respectivo. La cuenta efectos comerciales por cobrar representa el valor de las deudas contraídas por terceros con la institución, respaldados por documentos comerciales tales como: giros y pagarés, a mediano y largo plazo.

3.11.05.99.00 **Disminución de otros efectos por cobrar a mediano y largo plazo**

Recursos provenientes de la disminución de la cuenta otros efectos por cobrar, cuando el saldo final es menor que el inicial en el período correspondiente. La partida otros efectos por cobrar representa todas aquellas cuentas de deudores de la institución no especificadas anteriormente, que deben ser cobradas dentro del año siguiente a la fecha de cierre del ejercicio.

3.11.06.00.00 **Disminución de fondos en avance, anticipo y en fideicomiso**

Recursos provenientes de la disminución de las cuentas fondos en avances, anticipo y en fideicomiso, siendo el saldo final menor que el inicial, en el período correspondiente. Las partidas de fondos en avances, anticipo y en fideicomiso, representan los montos girados en avances, anticipos y fideicomisos a los funcionarios responsables de las unidades administradoras del respectivo organismo que se encuentren pendientes de reintegro.

3.11.06.01.00 **Disminución de fondos en avance**

Recursos provenientes de la disminución de las cuentas fondos en avances, siendo el saldo final menor que el inicial, en el período correspondiente. Las partidas de fondos en avances, representan el monto girado en avances, a los funcionarios responsables de las unidades administradoras del respectivo organismo que se encuentren pendientes de reintegro.

3.11.06.02.00 Disminución de fondos en anticipo

Recursos provenientes de la disminución de las cuentas fondos en anticipo, siendo el saldo final menor que el inicial, en el período correspondiente. Las cuentas de fondos en anticipo, representan el monto girado en anticipo, a los funcionarios responsables de las unidades administradoras del respectivo organismo que se encuentren pendientes de reintegro.

3.11.06.03.00 Disminución de fondos en fideicomiso

Recursos provenientes de la disminución de las cuentas fondos en fideicomiso, siendo el saldo final menor que el inicial, en el período correspondiente. Las cuentas de fondos en fideicomiso, representan el monto girado en fideicomiso, a los funcionarios responsables de las unidades administradoras del respectivo organismo que se encuentren pendientes de reintegro.

3.11.06.04.00 Disminución de anticipos a proveedores

Recursos provenientes de la disminución de la cuenta anticipo a proveedores, siendo el saldo final menor que el inicial, en el período correspondiente. La partida anticipo a proveedores representa los montos de los anticipos que la institución ha entregado a los proveedores, y que se encuentren pendientes de liquidación a la fecha de cierre del ejercicio.

3.11.06.05.00 Disminución de anticipos a contratistas, por contratos a corto plazo

Recursos provenientes de la disminución de la cuenta anticipos a contratistas por contratos a corto plazo, siendo el saldo final menor que el inicial en el periodo correspondiente a corto plazo. La partida anticipos a contratistas por contratos a corto plazo, representa los montos de los anticipos que la institución ha entregado a los contratistas que estén realizando obras o instalaciones y que se encuentren pendientes de liquidación a la fecha de cierre del ejercicio.

3.11.06.06.00 Disminución de anticipos a contratistas, por contratos a mediano y largo plazo

Recursos provenientes de la disminución de la cuenta anticipos a contratistas por contratos a mediano y largo plazo, siendo el saldo final menor que el inicial en el período correspondiente a mediano y largo plazo. La partida anticipos a contratistas por contratos a mediano y largo plazo, representa los montos de los anticipos que la institución ha entregado a los contratistas que estén realizando obras o instalaciones y que se encuentren pendientes de liquidación en las valuaciones o estados de pagos presentados por éstos a la fecha de cierre del ejercicio.

3.11.07.00.00 **Disminución de activos diferidos a corto plazo**

Recursos provenientes de la disminución de la cuenta activos diferidos a corto plazo, al momento de elaborar el balance general, siendo el saldo final menor que el inicial en el período correspondiente.

3.11.07.01.00 **Disminución de gastos a corto plazo pagados por anticipado**

Recursos provenientes de la disminución de la cuenta gastos a corto plazo pagados por anticipado, al momento de elaborar el balance general, siendo el saldo final menor que el inicial en el período correspondiente.

3.11.07.01.01 **Disminución de intereses de la deuda pública interna a corto plazo pagados por anticipado**

Recursos provenientes de la disminución de la cuenta intereses de la deuda pública interna a corto plazo pagados por anticipado, al momento de elaborar el balance general, siendo el saldo final menor que el inicial en el período correspondiente.

3.11.07.01.02 **Disminución de intereses de la deuda pública externa a corto plazo pagados por anticipado**

Recursos provenientes de la disminución de la cuenta intereses de la deuda pública externa a corto plazo pagados por anticipado, al momento de elaborar el balance general, siendo el saldo final menor que el inicial en el período correspondiente

3.11.07.01.03 **Disminución de otros intereses a corto plazo pagados por anticipado**

Recursos provenientes de la disminución de la cuenta otros intereses a corto plazo pagados por anticipado, al momento de elaborar el balance general, siendo el saldo final menor que el inicial en el período correspondiente

3.11.07.01.04 **Disminución de débitos por apertura de cartas de crédito a corto plazo**

Recursos obtenidos al registrar una disminución en los debitos de la cuenta apertura de cartas de créditos a corto plazo.

3.11.07.01.99 **Disminución de otros gastos a corto plazo pagados por anticipado**

Recursos provenientes de la disminución de la cuenta otros gastos a corto plazo pagados por anticipado al momento de elaborar el balance general, siendo el saldo final menor que el inicial en el período.

3.11.07.02.00 Disminución de depósitos en garantía a corto plazo

Recursos provenientes de la disminución de la cuenta depósitos en garantía a corto plazo, al momento de elaborar el balance general, siendo el saldo final menor que el inicial en el período.

3.11.07.99.00 Disminución de otros activos diferidos a corto plazo

Recursos provenientes de la disminución de la cuenta otros activos diferidos a corto plazo, al momento de elaborar el balance general, siendo el saldo final menor que el inicial en el período.

3.11.08.00.00 <u>Disminución de activos diferidos a mediano y largo plazo</u>

Recursos provenientes de la disminución de la cuenta de activos diferidos a mediano y largo plazo, al momento de elaborar el balance general, siendo el saldo final menor que el inicial en el período.

3.11.08.01.00 Disminución de gastos a mediano y largo plazo pagados por anticipado

Recursos provenientes de la disminución de la cuenta de gastos a mediano y largo plazo pagados por anticipado, al momento de elaborar el balance general, siendo el saldo final menor que el inicial en el período.

3.11.08.01.01 Disminución de intereses de la deuda pública interna a largo plazo pagados por anticipado

Recursos provenientes de la disminución de la cuenta intereses de la deuda pública interna a largo plazo pagados por anticipado, al momento de elaborar el balance general, siendo el saldo final menor que el inicial en el período.

3.11.08.01.02 Disminución de intereses de la deuda pública externa a largo plazo pagados por anticipado

Recursos provenientes de la disminución de la cuenta intereses de la deuda pública externa a largo plazo pagados por anticipado, al momento de elaborar el balance general, siendo el saldo final menor que el inicial en el período.

3.11.08.01.03 Disminución de otros intereses a mediano y largo plazo pagados por anticipado

Recursos provenientes de la disminución de la cuenta otros a mediano y largo plazo pagados por anticipado, al momento de elaborar el balance general, siendo el saldo final menor que el inicial en el período.

3.11.08.01.99 **Disminución de otros gastos a mediano y largo plazo pagados por anticipado**

Recursos provenientes de la disminución de la cuenta otros gastos a mediano y largo plazo pagados por anticipado, al momento de elaborar el balance general, siendo el saldo final menor que el inicial en el período.

3.11.08.02.00 **Disminución de depósitos en garantía a mediano y largo plazo**

Recursos provenientes de la disminución de la cuenta de depósitos en garantía a mediano y largo plazo, al momento de elaborar el balance general, siendo el saldo final menor que el inicial en el período.

3.11.08.99.00 **Disminución de otros activos diferidos a mediano y largo plazo**

Recursos provenientes de la disminución de la cuenta de otros activos diferidos a mediano y largo plazo, al momento de elaborar el balance general, siendo el saldo final menor que el inicial en el período.

3.11.09.00.00 **Disminución del Fondo de Estabilización Macroeconómica (FEM)**

Fuente financiera que se origina por la disminución de la cuenta que registra el Fondo de estabilización macroeconómica (FEM), siendo el saldo final menor que el inicial.

3.11.09.01.00 **Disminución del Fondo de Estabilización Macroeconómica (FEM) de la República**

Fuente financiera que se origina por la disminución de la cuenta que registra el aporte de la República proveniente del Fondo de Estabilización Macroeconómica (FEM), siendo el saldo final menor que el inicial.

3.11.09.02.00 **Disminución del Fondo de Estabilización Macroeconómica (FEM) del Poder Estadal**

Fuente financiera que se origina por la disminución de la cuenta que registra el aporte de Poder Estadal proveniente del Fondo de Estabilización Macroeconómica (FEM), siendo el saldo final menor que el inicial.

3.11.09.03.00 Disminución del Fondo de Estabilización Macroeconómica (FEM) del Poder Municipal

Fuente financiera que se origina por la disminución de la cuenta que registra el aporte del Poder Municipal, proveniente del Fondo de Estabilización Macroeconómica (FEM), siendo el saldo final menor que el inicial.

3.11.10.00.00 <u>Disminución del Fondo de Ahorro Intergeneracional</u>

Fuente financiera que se origina por la disminución de la cuenta que registra el Fondo de Ahorro Intergeneracional, siendo el saldo final menor que el inicial.

3.11.10.01.00 Disminución del Fondo de Ahorro Intergeneracional

Fuente financiera que se origina por la disminución de la cuenta que registra el Fondo de Ahorro Intergeneracional, siendo el saldo final menor que el inicial.

3.11.12.00.00 <u>Disminución del Fondo de Aporte del Sector Público</u>

Fuente financiera que se origina por la disminución de la cuenta que registra el Fondo de Aporte del Sector Público, siendo el saldo final menor que el inicial.

3.11.12.01.00 Disminución del Fondo de Aporte del Sector Público

Fuente financiera que se origina por la disminución de la cuenta que registra el Fondo de Aporte del Sector Público, siendo el saldo final menor que el inicial.

3.11.20.00.00 <u>Disminución de activos en proceso judicial</u>

Fuente financiera que se origina por la disminución de la cuenta activos en proceso judicial, siendo el saldo final menor que el inicial.

La cuenta activos en proceso judicial, representa el monto de los activos pertenecientes al organismo consignados ante la autoridad judicial hasta tanto se decida, mediante sentencia firme, el cobro de la justa indemnización.

3.11.20.01.00 Disminución de activos financieros en gestión judicial a mediano y largo plazo

Fuente financiera que se origina por la disminución de la cuenta activos financieros en gestión judicial a mediano y largo plazo, siendo el saldo final menor que el inicial.

La cuenta activos financieros en gestión judicial a mediano y largo plazo, representa el monto de los activos financieros pertenecientes al organismo, consignados ante la autoridad judicial hasta tanto se decida, mediante sentencia firme, el cobro de la justa indemnización.

3.11.20.02.00 Disminución de títulos y otros valores de la deuda pública en litigio a largo plazo

Fuente financiera que se origina por la disminución de la cuenta títulos y otros valores de la deuda pública en litigio a largo plazo, siendo el saldo final menor que el inicial.

Dicha cuenta representa, el monto de los títulos y otros valores de la deuda pública en litigio a largo plazo pertenecientes al organismo, consignados ante la autoridad judicial hasta tanto se decida, mediante sentencia firme, el cobro de la justa indemnización.

3.11.99.00.00 Disminución de otros activos financieros

Recursos provenientes de la disminución de otros activos financieros no incluidos en las específicas anteriores, siendo el saldo final menor que el inicial, en el período correspondiente.

3.11.99.01.00 Disminución de otros activos financieros circulantes

Recursos provenientes de la disminución de los otros activos financieros circulantes, siendo el saldo final menor que el inicial, en el período correspondiente.

3.11.99.02.00 Disminución de otros activos financieros no circulantes

Recursos provenientes de la disminución de los otros activos financieros no circulantes, siendo el saldo final menor que el inicial, en el período correspondiente.

III. RECURSOS
3.12.00.00.00 Incremento de Pasivos

3.12.00.00.00 INCREMENTO DE PASIVOS

Recursos provenientes del incremento de la cuenta de pasivos, siendo el saldo final es mayor que el inicial en el período correspondiente. La partida pasivos representa todos los derechos ciertos o contingentes que, a la fecha de cierre, terceros ajenos poseen o pueden llegar a poseer contra la institución. También se incluyen las ganancias cuya apropiación por diversas razones, se difiere para ejercicios futuros.

3.12.01.00.00 <u>Incremento de gastos de personal por pagar</u>

Recursos provenientes del incremento de la cuenta gastos de personal por pagar, siendo el saldo final mayor que el inicial en el período correspondiente. Estas cuentas a pagar reflejan todos los compromisos y deudas contraídas con el personal cuyo vencimiento es en un período de un año, a partir del cierre del ejercicio.

3.12.01.01.00 Incremento de sueldos, salarios y otras remuneraciones por pagar

Recursos provenientes del incremento de la cuenta sueldos, salarios y otras remuneraciones por pagar, siendo el saldo final mayor que el inicial en el período correspondiente.

3.12.02.00.00 <u>Incremento de aportes patronales y retenciones laborales por pagar</u>

Recursos provenientes del incremento de la cuenta aportes patronales y retenciones laborales por pagar, siendo el saldo final mayor que el inicial en el período correspondiente. La partida aportes patronales y retenciones laborales por pagar representa los montos que, al cierre del ejercicio, adeuda la institución por concepto de aportes a organismos de seguridad social del Estado (Instituto Venezolano de los Seguros Sociales, Instituto Nacional de Cooperación Educativa y otros) y del sector privado; a organismos gremiales y similares. Comprende el monto del aporte patronal y/o de la retención al personal, según corresponda

3.12.02.01.00 Incremento de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)

Recursos provenientes del incremento de la cuenta aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS), siendo el saldo final mayor que el inicial en el período correspondiente. La partida aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS) representa los montos que, al cierre del ejercicio, adeuda la institución por concepto de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS), Comprende el monto del aporte patronal y/o de la retención laboral, según corresponda.

3.12.02.02.00 Incremento de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)

Recursos provenientes del incremento de la cuenta aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme), siendo el saldo final mayor que el inicial en el período correspondiente.

La partida aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme) representa los montos que, al cierre del ejercicio, adeuda la institución por concepto de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme). Comprende el monto del aporte patronal y/o de la retención laboral, según corresponda.

3.12.02.03.00 Incremento de aportes patronales y retenciones laborales por pagar al Fondo de Jubilaciones

Recursos provenientes del incremento de la cuenta aportes patronales y retenciones laborales por pagar al Fondo de Jubilaciones, siendo el saldo final mayor que el inicial en el período correspondiente.

La partida aportes patronales y retenciones laborales por pagar al Fondo de Jubilaciones, representa los montos que al cierre del ejercicio, adeuda la institución por concepto de aportes patronales y retenciones laborales por pagar al Fondo de Jubilaciones. Comprende el monto del aporte patronal y/o de la retención laboral, según corresponda.

3.12.02.04.00 Incremento de aportes patronales y retenciones laborales por pagar al Fondo de Seguro de Paro Forzoso

Recursos provenientes del incremento de la cuenta aportes patronales y retenciones laborales por pagar al Fondo de Seguro de Paro Forzoso, siendo el saldo final mayor que el inicial en el período correspondiente. La partida aportes patronales y retenciones laborales por pagar al Fondo de Seguro de Paro Forzoso representa los montos que, al cierre del ejercicio, adeuda la institución por concepto de aportes patronales y retenciones laborales por pagar al Fondo de Seguro de Paro Forzoso. Comprende el monto del aporte patronal y/o de la retención laboral, según corresponda.

3.12.02.05.00 Incremento de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Habitacional

Recursos provenientes del incremento de la cuenta aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Habitacional, siendo el saldo final mayor que el inicial en el período correspondiente. La partida aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Habitacional representa los montos que, al cierre del ejercicio, adeuda la institución por concepto de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Habitacional. Comprende el monto del aporte patronal y/o de la retención laboral, según corresponda.

3.12.02.06.00 Incremento de aportes patronales y retenciones laborales por pagar por seguro de vida, accidentes personales, hospitalización, cirugía y maternidad (HCM) y gastos funerarios

Recursos provenientes del incremento de la cuenta aportes patronales y retenciones laborales por pagar por seguro de vida, accidentes personales, hospitalización, cirugía y maternidad (HCM) y gastos funerarios, siendo el saldo final mayor que el inicial en el período correspondiente. La partida aportes patronales y retenciones laborales por pagar por seguro de vida, accidentes personales, hospitalización, cirugía y maternidad (HCM) y gastos funerarios representa los montos que, al cierre del ejercicio, adeuda la institución por concepto de aportes patronales y retenciones laborales por pagar por seguro de vida, accidentes personales, hospitalización, cirugía y maternidad (HCM) y gastos funerarios. Comprende el monto del aporte patronal y/o de la retención laboral, según corresponda.

3.12.02.07.00 Incremento de aportes patronales y retenciones laborales por pagar a cajas de ahorro

Recursos provenientes del incremento de la cuenta aportes patronales y retenciones laborales por pagar a cajas de ahorro, siendo el saldo final mayor que el inicial en el período correspondiente. La partida aportes patronales y retenciones laborales por pagar a cajas de ahorro representa los montos que, al cierre del ejercicio, adeuda la institución por concepto de aportes patronales y retenciones laborales por pagar a cajas de ahorro. Comprende el monto del aporte patronal y/o de la retención laboral, según corresponda.

3.12.02.08.00 Incremento de aportes patronales y retenciones laborales por pagar a los organismos de seguridad social

Recursos provenientes del incremento de la cuenta aportes patronales y retenciones por pagar a los organismos de seguridad social, siendo el saldo final mayor que el inicial en el período correspondiente. La partida aportes patronales y retenciones por pagar a los organismos de seguridad social representa los montos que, al cierre del ejercicio, adeuda la institución por concepto de aportes patronales y retenciones por pagar a los organismos de seguridad social. Comprende el monto del aporte patronal y/o de la retención laboral, según corresponda.

3.12.02.09.00 Incremento de aportes patronales y retenciones laborales por pagar al Instituto Nacional de Capacitación y Educación Socialista (Inces)

Recursos provenientes del incremento de la cuenta aportes patronales y retenciones laborales por pagar al Instituto Nacional de Capacitación y Educación Socialista (Inces), siendo el saldo final mayor que el inicial en el período correspondiente. La partida aportes patronales y retenciones laborales por pagar al Instituto Nacional de Capacitación y Educación Socialista (Inces) representa los montos que, al cierre del ejercicio, adeuda la institución por concepto de aportes patronales y retenciones laborales por pagar a dicho Instituto. Comprende el monto del aporte patronal y/o de la retención laboral, según corresponda.

3.12.02.10.00 Incremento de aportes patronales y retenciones laborales por pagar por pensión alimenticia

Recursos provenientes del incremento de la cuenta aportes patronales y retenciones laborales por pagar por pensión alimenticia, siendo el saldo final mayor que el inicial en el período correspondiente. La partida aportes patronales y retenciones laborales por pagar por pensión alimenticia representa los montos que, al cierre del ejercicio, adeuda la institución por concepto de aportes patronales y retenciones laborales por pagar por pensión alimenticia. Comprende el monto del aporte patronal y/o de la retención laboral, según corresponda.

3.12.02.99.00 Incremento de otros aportes patronales y otras retenciones laborales por pagar

Recursos provenientes del incremento de la cuenta otros aportes patronales y otras retenciones laborales por pagar, siendo el saldo final mayor que el inicial en el período correspondiente. La partida otros aportes patronales y otras retenciones laborales por pagar representa los montos que, al cierre del ejercicio, adeuda la institución por concepto de otros aportes patronales y otras retenciones laborales por pagar. Comprende el monto del aporte patronal y/o de la retención laboral, según corresponda.

3.12.02.99.01 Incremento de otros aportes patronales por pagar

Recursos provenientes del incremento de la cuenta otros aportes patronales por pagar, siendo el saldo final mayor que el inicial en el período correspondiente. La cuenta otros aportes patronales por pagar representa los montos que al cierre del ejercicio, adeuda la institución por concepto de otros aportes patronales por pagar. Comprende el monto del aporte patronal y/o de la retención laboral, según corresponda.

3.12.02.99.02 Incremento de otras retenciones laborales por pagar

Recursos provenientes del incremento de la cuenta otras retenciones laborales por pagar, siendo el saldo final mayor que el inicial en el período correspondiente. La partida otras retenciones laborales por pagar representa los montos que, al cierre del ejercicio, adeuda la institución por concepto de otras retenciones laborales por pagar. Comprende el monto del aporte patronal y/o de la retención laboral, según corresponda.

3.12.03.00.00 <u>Incremento de cuentas y efectos por pagar a proveedores</u>

Recursos derivados del incremento de la cuenta cuentas y efectos por pagar a proveedores, siendo el saldo final mayor que el inicial en el período correspondiente. La partida cuentas y efectos por pagar a proveedores corresponde a deudas contraídas con terceros cuyo vencimiento es en un periodo de un año o mayor de un año.

3.12.03.01.00 Incremento de cuentas por pagar a proveedores a corto plazo

Recursos derivados del incremento de la cuenta cuentas por pagar a proveedores a corto plazo, siendo el saldo final mayor que el inicial en el período correspondiente. La partida cuentas por pagar a proveedores a corto plazo corresponde a deudas contraídas con terceros cuyo vencimiento es en un periodo de un año.

3.12.03.02.00 Incremento de efectos por pagar a proveedores a corto plazo

Recursos derivados del incremento de la cuenta efectos por pagar a proveedores a corto plazo, siendo el saldo final mayor que el inicial en el período correspondiente. La partida efectos por pagar a proveedores a corto plazo corresponde a deudas contraídas con terceros cuyo vencimiento es en un periodo de un año.

3.12.03.03.00 Incremento de cuentas por pagar a proveedores a mediano y largo plazo

Recursos derivados del incremento de las cuentas por pagar a proveedores a mediano y largo plazo, siendo el saldo final mayor que el inicial en el período correspondiente. La partida cuentas y efectos por pagar a proveedores a mediano y largo plazo, corresponde a deudas contraídas con terceros cuyo vencimiento es en un periodo mayor de un año.

3.12.03.04.00 Incremento de efectos por pagar a proveedores a mediano y largo plazo

Recursos derivados del incremento de efectos por pagar a proveedores a mediano y largo plazo, siendo el saldo final mayor que el inicial en el período correspondiente. La partida efectos por pagar a proveedores a mediano y largo plazo corresponde a deudas contraídas con terceros cuyo vencimiento es en un periodo mayor de un año.

3.12.04.00.00 **Incremento de cuentas y efectos por pagar a contratistas**

Recursos derivados del incremento de cuentas y efectos por pagar a contratistas, siendo el saldo final mayor que el inicial en el período correspondiente. La partida cuentas y efectos por pagar a contratistas, corresponde a deudas contraídas con contratistas cuyo vencimiento es en un periodo de un año o mayor de un año.

3.12.04.01.00 **Incremento de cuentas por pagar a contratistas a corto plazo**

Recursos derivados del incremento de cuentas por pagar a contratistas a corto plazo, siendo el saldo final mayor que el inicial en el período correspondiente. La partida cuentas por pagar a contratistas a corto plazo, corresponde a deudas contraídas con contratistas cuyo vencimiento es en un periodo de un año.

3.12.04.02.00 **Incremento de efectos por pagar a contratistas a corto plazo**

Recursos derivados del incremento del saldo de los efectos por pagar a contratistas a corto plazo, siendo el saldo final mayor que el inicial en el período correspondiente. La partida efectos por pagar a contratistas a corto plazo, corresponde a deudas contraídas con contratistas cuyo vencimiento es en un periodo de un año.

3.12.04.03.00 **Incremento de cuentas por pagar a contratistas a mediano y largo plazo**

Recursos derivados del incremento del saldo de las cuentas por pagar a contratistas a mediano y largo plazo, siendo el saldo final mayor que el inicial en el período correspondiente. La partida cuentas por pagar a contratistas a mediano y largo plazo, corresponde a deudas contraídas con contratistas cuyo vencimiento es en un periodo mayor de un año.

3.12.04.04.00 **Incremento de efectos por pagar a contratistas a mediano y largo plazo**

Recursos derivados del incremento del saldo de los efectos por pagar a contratistas a mediano y largo plazo, siendo el saldo final mayor que el inicial en el período correspondiente. La partida efectos por pagar a contratistas a mediano y largo plazo corresponde a deudas contraídas con contratistas cuyo vencimiento es en un periodo mayor de un año.

3.12.05.00.00 **<u>Incremento de intereses por pagar</u>**

Recursos derivados del incremento del saldo de la cuenta intereses por pagar, siendo el saldo final mayor que el inicial en el período correspondiente.

3.12.05.01.00 **Incremento de intereses internos por pagar**

Recursos derivados del incremento del saldo de la cuenta intereses internos por pagar, siendo el saldo final mayor que el inicial en el período correspondiente.

3.12.05.02.00 **Incremento de intereses externos por pagar**

Recursos derivados del incremento del saldo de la cuenta intereses externos por pagar, siendo el saldo final mayor que el inicial en el período correspondiente.

3.12.06.00.00 **<u>Incremento de otras cuentas y efectos por pagar</u>**

Recursos derivados del incremento de la partida otras cuentas y efectos por pagar, siendo el saldo final mayor que el inicial en el período correspondiente. La partida otras cuentas y efectos por pagar corresponde a deudas contraídas con terceros que deben ser canceladas dentro del término de un año o mayor de un año, no incluidas en los códigos anteriores.

3.12.06.01.00 **Incremento de otras cuentas por pagar a corto plazo**

Recursos derivados del incremento de la cuenta otras cuentas por pagar a corto plazo, siendo el saldo final mayor que el inicial en el período correspondiente. La partida otras cuentas por pagar a corto plazo, corresponde a deudas contraídas con terceros que deben ser canceladas dentro del término de un año, no incluidas en los códigos anteriores.

3.12.06.02.00 **Incremento de otras obligaciones de ejercicios anteriores por pagar**

Recursos derivados del incremento de la cuenta otras obligaciones de ejercicios anteriores por pagar, siendo el saldo final mayor que el inicial en el período correspondiente. La partida de otras obligaciones de ejercicios anteriores por pagar, corresponde a deudas contraídas con terceros que deben ser canceladas dentro del término de un año o mayor de un año, no incluidas en los códigos anteriores.

3.12.06.03.00 Incremento de otros efectos por pagar a corto plazo

Recursos derivados del incremento de la cuenta otros efectos por pagar a corto plazo, siendo el saldo final mayor que el inicial en el período correspondiente. La partida otros efectos por pagar a corto plazo corresponde a deudas contraídas con terceros que deben ser canceladas dentro del término de un año, no incluidas en los códigos anteriores.

3.12.07.00.00 <u>Incremento de pasivos diferidos</u>

Recursos provenientes del incremento de la cuenta pasivos diferidos, siendo el saldo final mayor que el inicial en el período correspondiente. La partida pasivos diferidos, representa los ingresos que la institución ha recibido por concepto de anticipos o ventas de bienes o servicios correspondientes a sus operaciones normales y que, a la fecha de cierre del período no han sido entregados o prestados al cliente.

3.12.07.01.00 Incremento de pasivos diferidos a corto plazo

Recursos provenientes del incremento de la cuenta pasivos diferidos a corto plazo, siendo el saldo final mayor que el inicial en el período correspondiente. La partida pasivos diferidos a corto plazo, representa los ingresos que la institución ha recibido por concepto de anticipos o ventas de bienes o servicios correspondientes a sus operaciones normales y que, a la fecha de cierre del período no han sido entregados o prestados al cliente, lo cual se espera realizar en un periodo menor a un año.

3.12.07.01.01 Incremento de rentas diferidas por recaudar a corto plazo

Recursos derivados del incremento de la cuenta rentas diferidas por recaudar a corto plazo, siendo el saldo final mayor que el inicial en el período correspondiente.

3.12.07.02.00 Incremento de pasivos diferidos a mediano y largo plazo

Recursos provenientes del incremento de la cuenta pasivos diferidos a mediano y largo plazo, siendo el saldo final mayor que el inicial en el período correspondiente. La partida pasivos diferidos a mediano y largo plazo, representa los ingresos que la institución ha recibido por concepto de anticipos o ventas de bienes o servicios correspondientes a sus operaciones normales y que, a la fecha de cierre del período no han sido entregados o prestados al cliente, lo cual se espera realizar en un periodo mayor a un año.

3.12.07.02.01 Incremento de colocación de certificados de reintegro tributario

Recursos derivados del incremento de la cuenta colocación de certificados de reintegro tributario, siendo el saldo final mayor que el inicial en el período correspondiente.

3.12.07.02.02 Incremento de colocación de bonos de exportación

Recursos derivados del incremento de la cuenta colocación de bonos de exportación, siendo el saldo final mayor que el inicial en el período correspondiente.

3.12.07.02.03 Incremento de colocación de bonos en dación de pago

Recursos derivados del incremento de la cuenta colocación de bonos en dación de pago, siendo el saldo final mayor que el inicial en el período correspondiente.

3.12.08.00.00 Incremento de provisiones y reservas técnicas

Recursos derivados del incremento de la cuenta de provisiones y reservas técnicas, siendo el saldo final mayor que el inicial en el período correspondiente.

3.12.08.01.00 Incremento de provisiones

Recursos derivados del incremento de la cuenta provisiones, siendo el saldo final mayor que el inicial en el período correspondiente. La partida incremento de provisiones, representa aquellos gastos incurridos en el ejercicio que se deben cancelar a terceros y que han sido imputados a los costos y/o gastos del período, cuya fecha de pago se producirá durante el siguiente ejercicio, oportunidad en que se deducirán de esta cuenta.

3.12.08.01.01 Incremento de provisiones para cuentas incobrables

Recursos derivados del incremento de la cuenta provisiones para cuentas incobrables, siendo el saldo final mayor que el inicial en el período correspondiente. La partida provisiones para cuentas incobrables, representa los montos que se determinan sobre los saldos de los deudores a corto plazo, con el fin de compensar cuando se produzcan las pérdidas por cuentas irrecuperables. Se presentará directamente disminuyendo las cuentas deudoras del activo o desagregándolo en cuentas, y disminuyendo la respectiva del activo a que corresponda la previsión.

3.12.08.01.02 Incremento de provisiones para despidos

Recursos derivados del incremento de la cuenta de provisiones para despidos, siendo el saldo final mayor que el inicial en el período correspondiente.

3.12.08.01.03 Incremento de provisiones para pérdidas de inventarios

Recursos derivados del incremento de la cuenta provisiones para pérdidas de inventarios, siendo el saldo final mayor que el inicial en el período correspondiente. La partida provisiones, para pérdidas de inventarios representa los montos apartados para cubrir la eventualidad de pérdidas de existencias de inventario no aseguradas o por diferencias entre la suma cobrada del seguro y el valor real de la pérdida y la obsolescencia.

3.12.08.01.04 Incremento de provisiones para beneficios sociales

Recursos derivados del incremento de la cuenta provisiones para beneficios sociales, siendo el saldo final mayor que el inicial en el período correspondiente.

3.12.08.01.99 Incremento de otras provisiones

Recursos derivados del incremento de la cuenta otras provisiones, siendo el saldo final mayor que el inicial en el período correspondiente. La partida otras provisiones, representa aquellos gastos incurridos en el ejercicio que se deben cancelar a terceros y que han sido imputados a los costos y/o gastos del período, cuya fecha de pago se producirá durante el siguiente, oportunidad en que se deducirán de esta cuenta, no incluidos en los códigos anteriores.

3.12.08.02.00 Incremento de reservas técnicas

Recursos derivados por el incremento de la cuenta reservas técnicas, siendo el saldo final mayor que el inicial en el período considerado. La partida reservas técnicas, representa las estimaciones de situaciones contingentes que pueden originar obligaciones a terceros, y que deben ser tomados en consideración al establecer los resultados de las instituciones. Incluye las reservas técnicas establecidas legalmente para las empresas de seguros.

3.12.09.00.00 <u>Incremento de fondos de terceros</u>

Fuentes financieras provenientes del incremento de la cuenta de fondos de terceros, siendo el saldo final mayor que el inicial en el período correspondiente.

3.12.09.01.00 Incremento de depósitos recibidos en garantía

Fuentes financieras provenientes del incremento de la cuenta depósitos recibidos en garantía, siendo el saldo final mayor que el inicial en el período correspondiente.

3.12.09.99.00 Incremento de otros fondos de terceros

Fuentes financieras provenientes del incremento de la cuenta de otros fondos de terceros, siendo el saldo final mayor que el inicial en el período correspondiente.

3.12.10.00.00 <u>Incremento de depósitos en instituciones financieras</u>

Fuentes financieras provenientes del incremento de la cuenta depósitos en instituciones financieras, siendo el saldo final mayor que el inicial en el período correspondiente.

3.12.10.01.00 Incremento de depósitos a la vista

Fuentes financieras provenientes del incremento de la cuenta depósitos a la vista, siendo el saldo final mayor que el inicial en el período correspondiente.

3.12.10.01.01 Incremento de depósitos a la vista de organismos del sector público

Fuentes financieras provenientes del incremento de la cuenta depósitos a la vista de organismos del sector público, siendo el saldo final mayor que el inicial en el período correspondiente.

3.12.10.01.02 Incremento de depósitos a la vista de personas naturales y jurídicas del sector privado

Fuentes financieras provenientes del incremento de la cuenta depósitos a la vista de personas naturales y jurídicas del sector privado, siendo el saldo final mayor que el inicial en el período correspondiente.

3.12.10.02.00 Incremento de depósitos a plazo fijo

Fuentes financieras provenientes del incremento de la cuenta depósitos a plazo fijo, siendo el saldo final mayor que el inicial en el período correspondiente.

3.12.10.02.01 Incremento de depósitos a plazo fijo de organismos del sector público

Fuentes financieras provenientes del incremento de la cuenta depósitos a plazo fijo de organismos del sector público, siendo el saldo final mayor que el inicial en el período considerado.

3.12.10.02.02 Incremento de depósitos a plazo fijo de personas naturales y jurídicas del sector privado

Fuentes financieras provenientes del incremento de la cuenta depósitos a plazo fijo de personas naturales y jurídicas del sector privado, siendo el saldo final mayor que el inicial en el período considerado.

3.12.11.00.00 <u>Reestructuración y/o refinanciamiento de la deuda pública</u>

Corresponde a una operación de Crédito Público donde la República y/o los demás entes facultados por la Ley Orgánica de Administración Financiera del Sector Público y sus acreedores, suscriben un acuerdo para modificar el perfil del servicio de la deuda con la finalidad de aliviar el mismo. Para el caso de refinanciamiento, se refiere a la emisión de nueva deuda pública para pagar, canjear, cancelar, rescatar o recomprar deuda pública preexistente.

3.12.11.01.00 Incremento por reestructuración y/o refinanciamiento de la deuda pública interna de largo plazo en corto plazo

Fuente financiera que se produce por la variación positiva en el endeudamiento, como consecuencia de un proceso de reestructuración y/o refinanciamiento de la deuda interna de largo plazo en corto plazo.

3.12.11.02.00 Incremento por reestructuración y/o refinanciamiento de la deuda pública interna de corto plazo en largo plazo

Fuente financiera que se produce por la variación positiva en el endeudamiento, como consecuencia de un proceso de reestructuración y/o refinanciamiento de la deuda interna de corto plazo en largo plazo.

3.12.11.03.00 Incremento por reestructuración y/o refinanciamiento de la deuda pública externa de largo plazo en corto plazo

Fuente financiera que se produce por la variación positiva en el endeudamiento, como consecuencia de un proceso de reestructuración y/o refinanciamiento de la deuda externa de largo plazo en corto plazo.

3.12.11.04.00 Incremento por reestructuración y/o refinanciamiento de la deuda pública externa de corto plazo en largo plazo

Fuente financiera que se produce por la variación positiva en el endeudamiento, como consecuencia de un proceso de reestructuración y/o refinanciamiento de la deuda externa de corto plazo en largo plazo.

3.12.11.05.00 Incremento de la deuda pública por distribuir

Ingreso de fondos en cuentas transitorias pendientes por completar información y distribuir, producto de una operación financiera vinculada a endeudamiento interno o externo.

3.12.11.05.01 Incremento de la deuda pública interna por distribuir

Ingreso de fondos en cuentas transitorias pendientes por completar información y distribuir, producto de una operación financiera vinculada a endeudamiento interno.

3.12.11.05.02 Incremento de la deuda pública externa por distribuir

Ingreso de fondos en cuentas transitorias pendientes por completar información y distribuir, producto de una operación financiera vinculada a endeudamiento externo.

3.12.99.00.00 <u>Incremento de otros pasivos</u>

Recursos provenientes del incremento de pasivos no clasificados en forma específica como intereses, otras cuentas y efectos, préstamos a corto plazo, deudas diferidas, provisiones en la parte que corresponda y provisiones para cuentas incobrables.

3.12.99.01.00 Incremento de otros pasivos a corto plazo

Recursos provenientes del incremento de otros pasivos a corto plazo, siendo el saldo final mayor que el inicial en el período correspondiente. La partida otros pasivos a corto plazo, representa todas aquellas obligaciones no especificadas anteriormente de la institución hacia terceros, cuyo vencimiento ocurrirá dentro del año contado a partir de la fecha de cierre del ejercicio.

3.12.99.02.00 Incremento de otros pasivos a mediano y largo plazo

Recursos derivados del incremento de otros pasivos a mediano y largo plazo, siendo el saldo final mayor que el saldo inicial en el período correspondiente. La partida otros pasivos a mediano y largo plazo representa aquellas obligaciones a mediano y largo plazo, no comprendidas en las agrupaciones anteriores.

III. RECURSOS
3.13.00.00.00 Incremento de Patrimonio

3.13.00.00.00 INCREMENTO DEL PATRIMONIO

Recursos derivados del incremento de la cuenta patrimonio, siendo el saldo final mayor que el inicial en el período correspondiente. La partida patrimonio representa la responsabilidad de la empresa hacia sus propietarios por su inversión de capital social, reservas y utilidades acumuladas.

3.13.01.00.00 <u>Incremento del capital</u>

Recursos derivados del incremento de la cuenta capital, siendo el saldo final mayor que el inicial en el período correspondiente. La partida capital representa aportes que los accionistas o propietarios han hecho a la empresa y que por su naturaleza pueden conceptuarse como capital. Comprende el capital en acciones, el capital no accionario de la empresa y las transferencias y aportes de capital realizadas por el sector público, privado y externo.

3.13.01.01.00 Incremento del capital fiscal e institucional

Recursos derivados del incremento de la cuenta de capital fiscal e institucional, siendo el saldo final mayor que el inicial en el período correspondiente. La partida de capital fiscal e institucional representa aportes que los accionistas o propietarios han hecho a la empresa y que por su naturaleza pueden conceptuarse como capital. Comprende el capital en acciones, el capital no accionario de la empresa y las transferencias y aportes de capital aportados por el sector público, privado y externo.

3.13.01.02.00. Incremento de aportes por capitalizar

Recursos derivados del incremento de la cuenta de aportes por capitalizar, cuando el saldo final es mayor que el inicial en el período correspondiente. La partida de aportes por capitalizar representa aportes que los accionistas o propietarios han hecho a la empresa y que por su naturaleza pueden conceptuarse como capital y que a la fecha de cierre del ejercicio no han sido convertidos en acciones, en capital no accionario de la empresa, en transferencias y aportes de capital aportados por el sector público, privado y externo por capitalizar.

3.13.01.03.00 Incremento de dividendos a distribuir

Recursos derivados del incremento de la cuenta de dividendos a distribuir, siendo el saldo final mayor que el inicial en el período correspondiente. La partida de dividendos a distribuir representa la utilidad que se le abona a los accionistas de una sociedad por acciones, o por un Fondo común de inversión, y que se halla en relación proporciona a la tenencia accionaria que aquel posee de la sociedad.

3.13.02.00.00 **Incremento de reservas**

Recursos derivados del incremento de la cuenta de reservas, siendo el saldo final mayor que el inicial en el período correspondiente. La partida de reservas representa parte de las utilidades que, realizadas o retenidas, son aplicadas a un fin, que podrá ser específico, legal coyuntural, permanente o contable.

3.13.02.01.00 **Incremento de reservas**

Recursos derivados del incremento de la cuenta de reservas, siendo el saldo final mayor que el inicial en el período correspondiente. La partida de reservas representa parte de las utilidades que, realizadas o retenidas, son aplicadas a un fin, que podrá ser específico, legal coyuntural, permanente o contable.

3.13.03.00.00 **Ajustes por inflación**

Recursos derivados del incremento de la cuenta ajuste por inflación. La partida ajuste por inflación representa el mayor o menor valor que se genere al actualizar el patrimonio neto y los activos y pasivos no monetarios, serán acumulados en esta partida de conciliación fiscal y que se tomará en cuenta en consideración para la determinación de la renta gravable.

3.13.03.01.00 **Ajustes por inflación**

Recursos derivados del incremento de la cuenta ajuste por inflación. La partida ajuste por inflación representa el mayor o menor valor que se genere al actualizar el patrimonio neto y los activos y pasivos no monetarios, serán acumulados en esta partida de conciliación fiscal y que se tomará en cuenta en consideración para la determinación de la renta gravable.

3.13.04.00.00 **Incremento de resultados**

Recursos derivados como resultado final de las operaciones desarrolladas durante el ejercicio presupuestario y el saldo de resultados acumulados de ejercicios anteriores. Se incluyen los resultados ordinarios y extraordinarios.

3.13.04.01.00 **Incremento de resultados acumulados**

Recursos derivados como resultado final de las operaciones desarrolladas durante el ejercicio fiscal corriente. Se incluyen los resultados ordinarios y extraordinarios.

3.13.04.02.00 **Incremento de resultados del ejercicio**

Recursos derivados que expresa el saldo de los resultados acumulados al comienzo del ejercicio, al que se le suma o resta el resultado del ejercicio.

IV. Descripción de las Cuentas de Egresos

IV. EGRESOS
4.01.00.00.00 Gastos de Personal

IV. DESCRIPCIÓN DE LAS CUENTAS DE EGRESOS

4.00.00.00.00 EGRESOS

Contemplan, además del crédito presupuestario como autorización para gastar que tiene la Administración Pública, las transacciones financieras constitutivas de los incrementos de activos y disminuciones de pasivos que ocurren en el transcurso del ejercicio económico-financiero.

4.01.00.00.00 GASTOS DE PERSONAL

Incluye remuneraciones por sueldos, salarios y otras retribuciones, así como compensaciones según las escalas, primas, complementos, aguinaldos, utilidades, bonos vacacionales, aportes patronales, obvenciones, subvenciones, prestaciones sociales, otras indemnizaciones y cualquier otra remuneración o beneficio correspondiente a trabajadores del sector público, de conformidad con el ordenamiento jurídico y convenciones colectivas de trabajo. Igualmente incluye las remuneraciones de los funcionarios electos de los órganos legislativos, nacional, estadal y municipal; y del personal militar. Las asignaciones para gastos de personal considerados por la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal como gastos destinados a la defensa y seguridad del Estado se imputan por la partida 4.06.00.00.00 "Gastos de defensa y seguridad del Estado".

4.01.01.00.00 Sueldos, salarios y otras retribuciones

Retribución inicial que corresponde a los trabajadores del sector público y personal militar, por concepto de sueldos y salarios, dietas, suplencias, honorarios y otras retribuciones. Incluye además las remuneraciones de los funcionarios electos de los órganos legislativos, nacional, estadal y municipal y las dietas y otras categorías previstas en el ordenamiento legal vigente. Asimismo se imputan por esta genérica las suplencias, honorarios, sueldos del personal en trámite de nombramiento y en período de disponibilidad y las remuneraciones al personal contratado.

4.01.01.01.00 Sueldos básicos personal fijo a tiempo completo

Retribución inicial que corresponde a empleados que presten servicios en el desempeño de cargos fijos y a tiempo completo.

4.01.01.02.00 Sueldos básicos personal fijo a tiempo parcial

Retribución inicial que corresponde a empleados que presten servicios a tiempo parcial en el desempeño de cargos fijos, tales como el personal docente y médico.

4.01.01.03.00 Suplencias a empleados

Retribución por concepto de sueldos que se pagan a personas naturales que desempeñen temporalmente un cargo por ausencia del titular, cualquiera sea la causa de su ausencia.

4.01.01.08.00 Sueldo al personal en trámite de nombramiento

Retribución al personal que ocupa cargos cuyo nombramiento aún no ha sido aprobado por el órgano competente.

4.01.01.09.00 Remuneraciones al personal en período de disponibilidad

Retribución para atender las remuneraciones correspondientes al mes de disponibilidad del cual gozan los funcionarios públicos de carrera de cuyos servicios el organismo prescinda, de conformidad con lo previsto en el ordenamiento legal vigente.

4.01.01.10.00 Salarios a obreros en puestos permanentes a tiempo completo

Retribución inicial a obreros que presten sus servicios a tiempo completo, en puestos fijos o permanentes.

4.01.01.11.00 Salarios a obreros en puestos permanentes a tiempo parcial

Retribución inicial que corresponde a obreros que presten servicios a tiempo parcial en el desempeño de sus puestos permanentes.

4.01.01.12.00 Salarios a obreros en puestos no permanentes

Retribución a obreros que desempeñen labores como trabajador temporero, eventual u ocasional, por contratos, por piezas, a destajo, por tareas u otro tipo de trabajo en puestos no permanentes.

4.01.01.13.00 Suplencias a obreros

Retribución a obreros que desempeñen puestos de trabajo, temporalmente, por ausencia de los titulares.

4.01.01.18.00 Remuneraciones al personal contratado

Comprende la asignación para atender el pago de las remuneraciones acordadas en virtud de un contrato individual de trabajo por tiempo determinado, que no exceda del ejercicio fiscal y los pagos por concepto de honorarios profesionales por trabajos eventuales realizados por personas naturales no consideradas funcionarios públicos. En este concepto se incluye el personal local contratado en las Representaciones Diplomáticas de Venezuela en el exterior.

Se excluyen los pagos que se efectúen a personas naturales por alquileres y viáticos, los cuales se imputan por las genéricas y específicas de la partida 4.03.00.00.00 "Servicios no personales" que corresponda.

En los entes descentralizados cuyos regímenes de personal no están sujetos a leyes o estatutos de carrera (empresas, fundaciones, sociedades civiles), se imputan por esta específica tanto las remuneraciones a personas naturales, en virtud de un contrato individual de trabajo, por tiempo determinado, que no exceda del ejercicio fiscal; como los honorarios acordados a personas naturales por la realización de trabajos eventuales. Los demás beneficios se imputan por las correspondientes cuentas de pasivos.

4.01.01.19.00 Retribuciones por becas-salarios, bolsas de trabajo, pasantías y similares

Retribuciones acordadas a personas naturales, no consideradas funcionarios públicos, por concepto de becas-salarios, pasantías y similares. Igualmente, se imputan por esta específica las retribuciones para el personal proveniente de bolsas de trabajo.

4.01.01.20.00 Sueldo del personal militar profesional

Retribución inicial que corresponde al personal profesional militar: oficiales, sub-oficiales y tropa profesional.

4.01.01.21.00 Sueldo o ración del personal militar no profesional

Retribución inicial por concepto de sueldo o ración que corresponde al personal militar no profesional como: cadetes, alumnos y tropa alistada.

4.01.01.22.00 Sueldo del personal militar de reserva

Retribución que corresponde al personal militar de reserva como: oficiales, sub-oficiales, tropa profesional y tropa alistada; caracterizada por su participación eventual cuando la institución lo requiera.

4.01.01.29.00 Dietas

Retribución a personas naturales por su asistencia a reuniones de órganos colegiados del sector público, tales como juntas, comisiones y directorios. Incluyen, las dietas a los funcionarios electos de los órganos legislativos nacional, estadal y municipal, cuando corresponda. Excluye concejales municipales y personal de alto nivel.

4.01.01.30.00 Retribución al personal de reserva

Retribución a personas naturales que hayan cumplido el servicio militar o que voluntariamente se incorporen a las Unidades de Reserva o a los cuerpos combatientes. Se excluye al personal contratado a tiempo completo, parcial o convencional.

4.01.01.35.00 Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular

Retribución inicial que corresponde a los altos funcionarios y altas funcionarias del poder público y de elección popular, que presten servicios en el sector público, de conformidad con lo establecido en la normativa legal vigente. Se incluye los sueldos de Gobernadores y Alcaldes.

4.01.01.36.00 Sueldo básico del personal de alto nivel y de dirección

Retribución inicial que corresponde al personal de alto nivel y de dirección, que presten servicios en el sector público, de conformidad con lo establecido en la normativa legal vigente.

4.01.01.37.00 Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular

Retribución que se otorga los altos funcionarios y altas funcionarias del poder público y de elección popular, por su asistencia a reuniones de órganos colegiados del sector público, de conformidad con lo establecido en la normativa legal vigente.

4.01.01.38.00 Dietas del personal de alto nivel y de dirección

Retribución que se otorga al personal de alto nivel y de dirección, por su asistencia a reuniones de órganos colegiados del sector público, de conformidad con lo establecido en la normativa legal vigente.

4.01.01.99.00 Otras retribuciones

Se imputan por esta subpartida otras retribuciones al personal empleado, obrero, contratado, militar y a los parlamentarios, constituidas por bonos y demás retribuciones, no consideradas en las específicas anteriores.

4.01.02.00.00 Compensaciones previstas en las escalas de sueldos y salarios

Retribución adicional al sueldo básico o salario inicial, de carácter permanente, que se otorga a los trabajadores del sector público, por concepto de mérito, tomando en consideración las escalas aprobadas por el órgano o ente competente.

4.01.02.01.00 Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo

Retribución adicional que se otorga al personal empleado que ocupa cargos fijos a tiempo completo, por concepto de antigüedad, eficiencia y capacitación técnica.

4.01.02.02.00 Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial

Retribución adicional que se otorga al personal empleado que ocupa cargos fijos a tiempo parcial por concepto de antigüedad, eficiencia en la prestación de sus servicios al Estado y capacitación técnica.

4.01.02.03.00 Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo

Retribución adicional que se otorga por concepto de méritos al personal obrero, que presta sus servicios en puestos fijos o permanentes a tiempo completo, de conformidad con las escalas de salarios.

4.01.02.04.00 Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo parcial

Retribución adicional que se otorga por concepto de méritos al personal obrero, que presta sus servicios en puestos fijos o permanentes a tiempo parcial, de conformidad con las escalas de salarios.

4.01.02.05.00 Compensaciones previstas en las escalas de sueldos al personal militar

Retribución adicional que se otorga al personal militar, de conformidad con las escalas de sueldos aprobadas por el órgano competente.

4.01.02.06.00 Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular

Retribución adicional que se otorga a los altos funcionarios y altas funcionarias del poder público y de elección popular, por concepto de antigüedad, eficiencia en la prestación de sus servicios al Estado y capacitación técnica.

4.01.02.07.00 Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección

Retribución adicional que se otorga al personal de alto nivel y de dirección, por concepto de antigüedad, eficiencia en la prestación de sus servicios al Estado y capacitación técnica.

4.01.03.00.00 <u>Primas</u>

Retribución adicional al sueldo, salario y pagos por similares conceptos que se acuerda para los trabajadores al servicio del Estado, de conformidad con los respectivos sistemas de primas, tomando en cuenta la naturaleza de la actividad o índole de los servicios que prestan. Se incluyen además las primas que se otorgan al personal de los poderes nacional y estadal, que ha sido electo, cuando corresponda; así como las correspondientes al personal militar.

4.01.03.01.00 Primas por mérito a empleados

Retribución adicional que se otorga a los empleados, tomando en cuenta los factores de mérito, previstos en el sistema de evaluación, fundamentado en la excelencia y la eficiencia en el desempeño de sus funciones.

4.01.03.02.00 Primas de transporte a empleados

Retribución adicional que se otorga a los empleados, para compensar gastos de transporte, en los términos que lo establezca la máxima autoridad del órgano o ente del Sector Público.

4.01.03.03.00 Primas por hogar a empleados

Retribución adicional que se otorga al personal empleado para coadyuvar al sostenimiento de su hogar.

4.01.03.04.00 Primas por hijos a empleados

Retribución adicional que se otorga al personal empleado en relación con el número de hijos que tenga.

4.01.03.05.00 Primas por alquileres a empleados

Retribución adicional que se otorga al personal empleado, para cubrir el costo del alquiler pagado, cuando su residencia se utilice parcialmente como local de trabajo.

4.01.03.06.00 Primas por residencia a empleados

Retribución adicional otorgada a maestros y otros funcionarios públicos por laborar en sitios diferentes al de su domicilio laboral.

4.01.03.07.00 Primas por categoría de escuelas a empleados

Retribución adicional al personal docente, en atención a la categoría del plantel ya sea rural, urbana y extraurbana, donde presta sus servicios, de conformidad con los convenios colectivos propios del sector educativo.

4.01.03.08.00 Primas de profesionalización a empleados

Retribución adicional que se otorga al personal empleado, en función de los estudios académicos obtenidos.

4.01.03.09.00 Primas por antigüedad a empleados

Retribución adicional que se otorga al personal empleado en función de los años de servicios prestados en la institución.

4.01.03.10.00 Primas por jerarquía o responsabilidad en el cargo

Retribución adicional que se otorga al personal directivo o de alto nivel, en función de la jerarquía y responsabilidad en el cargo que desempeña.

4.01.03.11.00 Primas al personal en servicio en el exterior

Retribución adicional otorgada al personal empleado en razón de la prestación de sus servicios en el exterior del país.

4.01.03.16.00 Primas por mérito a obreros

Retribución adicional que se otorga al personal obrero tomando en cuenta los factores de mérito previstos en el sistema de evaluación, tales como: la excelencia y la eficiencia en el desempeño laboral.

4.01.03.17.00 Primas de transporte a obreros

Retribución adicional que se otorga al personal obrero para compensar gastos de transporte, en los términos que lo establezca la máxima autoridad del órgano o ente del Sector Público.

4.01.03.18.00 Primas por hogar a obreros

Retribución adicional que se otorga al personal obrero para contribuir al sostenimiento de su hogar.

4.01.03.19.00 **Primas por hijos de obreros**

Retribución adicional que se otorga al personal obrero, en relación con el número de hijos que tenga.

4.01.03.20.00 **Primas por residencia a obreros**

Retribución adicional que se otorga al personal obrero, por laborar en sitios diferentes al de su domicilio laboral.

4.01.03.21.00 **Primas por antigüedad a obreros**

Retribución adicional que se otorga al personal obrero en función de los años de servicios prestados en la institución.

4.01.03.22.00 **Primas de profesionalización a obreros**

Retribución adicional que se otorga al personal obrero, en función de los estudios académicos obtenidos.

4.01.03.26.00 **Primas por hijos al personal militar**

Retribución adicional que se otorga al personal militar en relación con el número de hijos que tenga.

4.01.03.27.00 **Primas de profesionalización al personal militar**

Retribución adicional que se otorga al personal militar, en función de los estudios académicos obtenidos.

4.01.03.28.00 **Primas por antigüedad al personal militar**

Retribución adicional que se otorga al personal militar en función de los años de servicios prestados en la institución.

4.01.03.29.00 **Primas por potencial de ascenso al personal militar**

Retribución adicional que se otorga al personal militar que, cumpliendo con los requisitos de antigüedad y mérito para ser ascendido, establecidos en la Ley Orgánica de la Fuerza Armada, no se le otorga el respectivo ascenso.

4.01.03.30.00 **Primas por frontera y sitios inhóspitos al personal militar y de seguridad**

Retribución adicional que se otorga al personal militar y de seguridad, por realizar labores en los espacios fronterizos, terrestres, insulares marítimos y colindantes del país, así como en aquellos sitios carentes de condiciones mínimas de subsistencia y de seguridad.

4.01.03.31.00 **Primas por riesgo al personal militar y de seguridad**

Retribución adicional que se otorga al personal militar y de seguridad, por realizar labores de alto riesgo.

4.01.03.37.00 Primas de transporte al personal contratado

Retribución adicional que se otorga al personal contratado, para compensar gastos de transporte, en los términos que lo establezca la máxima autoridad del órgano o ente del Sector Público.

4.01.03.38.00 Primas por hogar al personal contratado

Retribución adicional que se otorga al personal contratado, para coadyuvar al sostenimiento del hogar.

4.01.03.39.00 Primas por hijos al personal contratado

Retribución adicional que se otorga al personal contratado en relación con el número de hijos que tenga.

4.01.03.40.00 Primas de profesionalización al personal contratado

Retribución adicional que se otorga al personal contratado, en función de los estudios académicos obtenidos.

4.01.03.41.00 Primas por antigüedad al personal contratado

Retribución adicional que se otorga al personal contratado, en función de los años de servicios prestados en la institución.

4.01.03.46.00 Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular

Retribución adicional que se otorga a los altos funcionarios y altas funcionarias del poder público y de elección popular, tomando en cuenta la naturaleza de la actividad o la índole de los servicios que presta

4.01.03.47.00 Primas al personal de alto nivel y de dirección

Retribución adicional que se otorga al personal de alto nivel y de dirección, tomando en cuenta la naturaleza de la actividad o la índole de los servicios que presta

4.01.03.94.00 Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular

Retribuciones adicionales que se otorga a los altos funcionarios y altas funcionarias del poder público y de elección popular del sector público, no incluidas en las específicas anteriores.

4.01.03.95.00 Otras primas al personal de alto nivel y de dirección

Retribuciones adicionales al sueldo inicial que se otorga al personal de alto nivel y de dirección del sector público, no incluidas en las específicas anteriores.

4.01.03.96.00 Otras primas al personal contratado

Retribuciones adicionales al sueldo inicial que se otorga al personal contratado, no incluidas en las específicas anteriores.

4.01.03.97.00 Otras primas a empleados

Retribuciones adicionales al sueldo inicial que se otorga al personal empleado, no incluidas en las específicas anteriores.

4.01.03.98.00 Otras primas a obreros

Retribuciones adicionales al salario inicial que se otorga al personal obrero, no incluidas en las específicas anteriores.

4.01.03.99.00 Otras primas al personal militar

Retribuciones adicionales al sueldo inicial que se otorga al personal militar, no incluidas en las específicas anteriores.

4.01.04.00.00 Complementos de sueldos y salarios

Retribución adicional al sueldo o salario inicial, de carácter variable, o en función del esfuerzo adicional realizado que exceda de la jornada diaria, o por condiciones especiales del trabajo que desempeñan los trabajadores del sector público y el personal militar. Se incluyen además, las retribuciones adicionales a los funcionarios electos de los órganos legislativos nacional y estadal, cuando corresponda.

4.01.04.01.00 Complemento a empleados por horas extraordinarias o por sobre tiempo

Retribución adicional que se otorga a los empleados del sector público por la prestación de servicios fuera del horario normal de trabajo.

4.01.04.02.00 Complemento a empleados por trabajo nocturno

Retribución adicional que se otorga a los empleados del sector público por la prestación de servicios en jornadas nocturnas.

4.01.04.03.00 Complemento a empleados por gastos de alimentación

Retribución adicional que se otorga a los empleados del sector público que deben permanecer en su sitio de trabajo, durante las horas regulares de comida.

4.01.04.04.00 Complemento a empleados por gastos de transporte

Retribución adicional que se otorga al personal empleado, para cubrir los gastos de transporte cuando, cumpliendo con sus funciones laborales se traslada a lugares distintos al de su trabajo.

4.01.04.05.00 Complemento a empleados por gastos de representación

Retribución adicional que se otorga a las máximas autoridades, en función al cargo que desempeñan, en representación del organismo. Incluye las asignaciones a personas que no teniendo relación de dependencia con el Estado, realizan misiones oficiales.

4.01.04.06.00 Complemento a empleados por comisión de servicios

Retribución que otorga el organismo por diferencial de sueldo a los empleados que ocupen cargos de nivel superior, encargados o en comisión de servicios dentro o fuera del organismo.

Las retribuciones adicionales que se otorguen a los empleados en comisión de servicios distintas al diferencial de sueldo, se imputan por las específicas correspondientes previstas en la partida 4.01.00.00.00 "Gastos de personal".

4.01.04.07.00 Bonificación a empleados

Retribución adicional acordada a los empleados por concepto de obvenciones en el ejercicio de sus funciones con características muy especiales, como son las acciones relacionadas con la recaudación y asignación de recursos.

4.01.04.08.00 Bono compensatorio de alimentación a empleados

Retribución adicional que se otorga a los empleados, para compensar los gastos de alimentación, de acuerdo con lo establecido en la ley y en los correspondientes decretos.

4.01.04.09.00 Bono compensatorio de transporte a empleados

Retribución adicional para compensar los gastos de transporte de los empleados, cuando hacen uso del transporte colectivo para trasladarse a su lugar de trabajo, de acuerdo al ordenamiento legal vigente.

4.01.04.10.00 Complemento a empleados por días feriados

Retribución adicional que se otorga a empleados del sector público, por la prestación de servicios durante los días feriados.

4.01.04.14.00 Complemento a obreros por horas extraordinarias o por sobre tiempo

Retribución adicional que se otorga a los obreros por la prestación de servicios fuera del horario normal de trabajo.

4.01.04.15.00 Complemento a obreros por trabajo o jornada nocturna

Retribución adicional que se otorga a los obreros por la prestación de servicios en jornadas nocturnas.

4.01.04.16.00 Complemento a obreros por gastos de alimentación

Retribución adicional que se otorga a los obreros que deben permanecer en su sitio de trabajo, durante las horas regulares de comida.

4.01.04.17.00 Complemento a obreros por gastos de transporte

Retribución adicional para cubrir los gastos de transporte de los obreros cuando, cumpliendo con sus funciones laborales se trasladan a lugares distintos al de su trabajo.

4.01.04.18.00 Bono compensatorio de alimentación a obreros

Retribución adicional que se otorga a los obreros, para compensar los gastos de alimentación, de acuerdo con lo establecido en la ley y en los correspondientes decretos y convenios colectivos de trabajo.

4.01.04.19.00 Bono compensatorio de transporte a obreros

Retribución adicional que se otorga para compensar los gastos de transporte en que incurren los obreros, cuando hacen uso del transporte colectivo para trasladarse a su lugar de trabajo, de acuerdo a lo establecido en la ley y en los correspondientes decretos y convenios colectivos de trabajo.

4.01.04.20.00 Complemento a obreros por días feriados

Retribución adicional que se otorga a los obreros, por la prestación de servicios durante los días feriados.

4.01.04.24.00 Complemento al personal contratado por horas extraordinarias o por sobre tiempo

Retribución adicional que se otorga al personal contratado por la prestación de servicios fuera del horario normal de trabajo.

4.01.04.25.00 Complemento al personal contratado por gastos de alimentación

Retribución adicional que se otorga al personal contratado por permanecer en su sitio de trabajo, durante las horas regulares de comida.

4.01.04.26.00 Bono compensatorio de alimentación al personal contratado

Retribución adicional que se otorga al personal contratado, para compensar los gastos de alimentación, de acuerdo a lo establecido en la ley y en los correspondientes decretos.

4.01.04.27.00 Bono compensatorio de transporte al personal contratado

Retribución adicional que se otorga al personal contratado, para compensar los gastos de transporte cuando hacen uso del transporte colectivo para trasladarse a su lugar de trabajo, de acuerdo al ordenamiento legal vigente.

4.01.04.28.00 Complemento al personal contratado por días feriados

Retribución adicional que se otorga al personal contratado, por la prestación de servicios durante los días feriados.

4.01.04.32.00 Complemento al personal militar por gastos de alimentación

Retribución adicional que se otorga al personal militar, para atender gastos de alimentación.

4.01.04.33.00 Complemento al personal militar por gastos de transporte

Retribución adicional que se otorga al personal militar, para atender gastos de transporte cuando, cumpliendo con sus funciones laborales, se trasladan a lugares distintos al de su trabajo.

4.01.04.34.00 Complemento al personal militar en el exterior

Retribución asignada al personal militar para gastos en el exterior, tales como: inicio y fin de la misión, traslado de enseres y equipo de invierno.

4.01.04.35.00 Bono compensatorio de alimentación al personal militar

Retribución adicional que se otorga al personal militar, para compensar los gastos de alimentación, de acuerdo con lo establecido en la ley y en los correspondientes decretos.

4.01.04.43.00 Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación

Retribución adicional que se otorga a los altos funcionarios y altas funcionarias del poder público y de elección popular del sector público, en función del cargo que desempeñan, en representación del organismo.

4.01.04.44.00 Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por comisión de servicios

Retribución que otorga el organismo por diferencial de sueldo a los altos funcionarios y altas funcionarias del poder público y de elección popular, que ocupen cargos de nivel superior, encargados o en comisión de servicios dentro o fuera del organismo.

Las retribuciones adicionales que se otorguen a los empleados en comisión de servicios distintas al diferencial de sueldo, se imputan por las específicas correspondientes previstas en la partida 4.01.00.00.00 "Gastos de personal".

4.01.04.45.00 Bonificación a altos funcionarios y altas funcionarias del poder público y de elección popular

Retribución adicional acordada a los altos funcionarios y altas funcionarias del poder público y de elección popular, por concepto de obvenciones en el ejercicio de sus funciones con características muy especiales, como son las acciones relacionadas con la recaudación y asignación de recursos.

4.01.04.46.00 Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular

Retribución adicional acordada a los altos funcionarios y altas funcionarias del poder público y de elección popular, para compensar los gastos de alimentación, de acuerdo con lo establecido en la Ley respectiva y en los correspondientes decretos.

4.01.04.47.00 Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular

Retribución adicional acordada a los altos funcionarios y altas funcionarias del poder público y de elección popular, para compensar los gastos de transporte, cuando se hace uso del mismo para trasladarse a su lugar de trabajo, de acuerdo al ordenamiento legal vigente.

4.01.04.48.00 Complemento al personal de alto nivel y de dirección por gastos de representación

Retribución adicional que se otorga al personal de alto nivel y de dirección, en función del cargo que desempeñan, en representación del organismo.

4.01.04.49.00 Complemento al personal de alto nivel y de dirección por comisión de servicios

Retribución que otorga el organismo por diferencial de sueldo al personal de alto nivel y de dirección, que ocupen cargos de nivel superior, encargados o en comisión de servicios dentro o fuera del organismo.

Las retribuciones adicionales que se otorguen a los empleados en comisión de servicios distintas al diferencial de sueldo, se imputan por las específicas correspondientes previstas en la partida 4.01.00.00.00 “Gastos de personal”.

4.01.04.50.00 Bonificación al personal de alto nivel y de dirección

Retribución adicional acordada al personal de alto nivel y de dirección, por concepto de obvenciones en el ejercicio de sus funciones con características muy especiales, como son las acciones relacionadas con la recaudación y asignación de recursos.

4.01.04.51.00 Bono compensatorio de alimentación al personal de alto nivel y de dirección

Retribución adicional acordada al personal de alto nivel y de dirección, para compensar los gastos de alimentación, de acuerdo con lo establecido en la Ley respectiva y en los correspondientes decretos.

4.01.04.52.00 Bono compensatorio de transporte al personal de alto nivel y de dirección

Retribución adicional acordada al personal de alto nivel y de dirección, para compensar los gastos de transporte, cuando se hace uso del mismo para trasladarse a su lugar de trabajo, de acuerdo al ordenamiento legal vigente.

4.01.04.94.00 Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular

Otras retribuciones adicionales acordadas a los altos funcionarios y altas funcionarias del sector público y de elección popular, no incluidas en las específicas anteriores.

4.01.04.95.00 Otros complementos al personal de alto nivel y de dirección

Otras retribuciones adicionales acordadas al personal de alto nivel y de dirección, no incluidas en las específicas anteriores.

4.01.04.96.00 Otros complementos a empleados

Otras retribuciones adicionales a empleados no incluidas en las específicas anteriores.

4.01.04.97.00 Otros complementos a obreros

Otras retribuciones adicionales a obreros, no incluidas en las especificaciones anteriores.

4.01.04.98.00 Otros complementos al personal contratado

Otras retribuciones adicionales otorgadas al personal contratado, no incluidas en las específicas anteriores.

4.01.04.99.00 Otros complementos al personal militar

Otras retribuciones adicionales otorgadas al personal militar, no incluidas en las específicas anteriores.

4.01.05.00.00 <u>Aguinaldos, utilidades o bonificación legal, y bono vacacional</u>

Remuneraciones especiales concedidas, por una sola vez, en el ejercicio económico - financiero a empleados, obreros, contratados y personal militar, por concepto de bonificación de fin de año, utilidad o bonificación legal y bono vacacional. Se imputa en esta genérica, el aguinaldo y el bono vacacional de los funcionarios electos de los órganos legislativos nacional y estadal, cuando corresponda.

4.01.05.01.00 Aguinaldos a empleados

Retribución por concepto de bonificación de fin año, que se otorga a los empleados durante el ejercicio económico - financiero, de conformidad con la normativa legal vigente.

4.01.05.02.00 Utilidades legales y convencionales a empleados

Retribución concedida a empleados por concepto de utilidades legales y convencionales, en función del resultado económico del ente empresarial.

4.01.05.03.00 Bono vacacional a empleados

Retribución adicional que se otorga a los empleados para el disfrute de sus vacaciones del ejercicio, así como para el pago de bono vacacional correspondiente a años anteriores. Incluye el pago por vacaciones no disfrutadas en ejercicios anteriores y el que corresponde al de la vigencia, de conformidad con la Ley y según las convenciones colectivas de trabajo. El bono vacacional y las vacaciones no disfrutadas de ejercicios anteriores de los entes descentralizados se imputan a las cuentas del pasivo respectivo.

4.01.05.04.00 Aguinaldos a obreros

Retribución por concepto de bonificación de fin año, que se otorga a los obreros durante el ejercicio económico - financiero, de conformidad con la normativa legal vigente.

4.01.05.05.00 Utilidades legales y convencionales a obreros

Retribución concedida a obreros, por concepto de utilidades legales y convencionales, en función del resultado económico del ente empresarial.

4.01.05.06.00 Bono vacacional a obreros

Retribución adicional a obreros para el disfrute de sus vacaciones del ejercicio, así como el pago de bono vacacional correspondiente a años anteriores. Incluye el pago de las vacaciones no disfrutadas en ejercicios anteriores y el que corresponde a la vigencia, de conformidad con la ley y según las convenciones colectivas de trabajo. El bono vacacional y las vacaciones no disfrutadas de ejercicios anteriores de los entes descentralizados se imputan a las cuentas del pasivo correspondiente.

4.01.05.07.00 Aguinaldos al personal contratado

Retribución por concepto de bonificación de fin de año, que se otorga al personal contratado durante el ejercicio presupuestario, de conformidad con la normativa legal vigente.

4.01.05.08.00 Bono vacacional al personal contratado

Retribución adicional que se otorga al personal contratado para el disfrute de sus vacaciones del ejercicio, así como el pago de bono vacacional correspondiente a años anteriores. Incluye el pago de las vacaciones no disfrutadas en ejercicios anteriores y el que corresponde al de la vigencia, de conformidad con la Ley. El bono vacacional y las vacaciones no disfrutadas en ejercicios anteriores de los entes descentralizados, se imputan a las cuentas del pasivo respectivo.

4.01.05.09.00 Aguinaldos al personal militar

Retribución por concepto de bonificación de fin año, que se otorga al personal militar durante el ejercicio económico - financiero, de conformidad con la normativa legal vigente.

4.01.05.10.00 Bono vacacional al personal militar

Retribución adicional que se otorga al personal militar, para el disfrute de sus vacaciones del ejercicio económico - financiero.

4.01.05.13.00 Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular

Retribución por concepto de bonificación de fin de año, que se otorga a los altos funcionarios y altas funcionarias del poder público y de elección popular, durante el ejercicio económico-financiero, de conformidad con el ordenamiento legal vigente.

4.01.05.14.00 Utilidades legales y convencionales a altos funcionarios y altas funcionarias del poder público y de elección popular

Retribución concedida a los altos funcionarios y altas funcionarias del poder público y de elección popular, por concepto de utilidades legales y convencionales, en función del resultado del ente empresarial.

4.01.05.15.00 Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular

Retribución adicional que se otorga a los altos funcionarios y altas funcionarias del poder público y de elección popular, para el disfrute de sus vacaciones del ejercicio, así como para el pago de bono vacacional correspondiente a años anteriores. Incluye el pago por vacaciones no disfrutadas en ejercicios anteriores y el que corresponde al de la vigencia, de conformidad con la Ley y según las convenciones colectivas de trabajo.

4.01.05.16.00 Aguinaldos al personal de alto nivel y de dirección

Retribución por concepto de bonificación de fin de año, que se otorga al personal de alto nivel y de dirección, durante el ejercicio económico-financiero, de conformidad con el ordenamiento legal vigente.

4.01.05.17.00 Utilidades legales y convencionales al personal de alto nivel y de dirección

Retribución concedida al personal de alto nivel y de dirección, por concepto de utilidades legales y convencionales, en función del resultado del ente empresarial.

4.01.05.18.00 Bono vacacional al personal de alto nivel y de dirección

Retribución adicional que se otorga al personal de alto nivel y de dirección, para el disfrute de sus vacaciones del ejercicio, así como para el pago de bono vacacional correspondiente a años anteriores. Incluye el pago por vacaciones no disfrutadas en ejercicios anteriores y el que corresponde al de la vigencia, de conformidad con la Ley y según las convenciones colectivas de trabajo.

4.01.06.00.00 **Aportes patronales y legales**

Erogaciones por concepto de obligaciones legales que deben efectuar los organismos del sector público, en su carácter de empleador, para atender el financiamiento de la seguridad social de los trabajadores, personal militar y sus familiares. Igualmente, se imputa por este concepto, los aportes por los funcionarios electos de los órganos legislativos nacional y estadal, cuando corresponda, así como los aportes del personal contratado de acuerdo a la normativa que los rija.

4.01.06.01.00 Aporte patronal al Instituto Venezolano de los Seguros Sociales (I.V.S.S.) por empleados

Obligación legal por concepto de aporte patronal por empleados al Instituto Venezolano de los Seguros Sociales (I.V.S.S.), de conformidad con lo dispuesto en la Ley del Seguro Social y su Reglamento.

4.01.06.02.00 Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados

Obligación legal por concepto de aporte patronal por empleados al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación - IPASME, de conformidad con lo dispuesto en la Ley que rige la institución.

4.01.06.03.00 Aporte patronal al Fondo de Jubilaciones por empleados

Obligación legal por concepto de aporte patronal por empleados al Fondo de Jubilaciones para atender el financiamiento de jubilaciones y pensiones. Igualmente se incluyen en esta específica los aportes que se establezcan en la normativa legal aprobada por órganos competentes.

4.01.06.04.00 Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados

Obligación legal por concepto de aporte patronal al Fondo de Seguro de Paro Forzoso para financiar la contingencia referida a la pérdida involuntaria del empleo del personal empleado, de acuerdo a lo previsto en la Ley Orgánica del Sistema de Seguridad Social.

4.01.06.05.00 Aporte patronal al Fondo de Ahorro Habitacional por empleados

Obligación legal por concepto de aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por empleados, de acuerdo a lo previsto en la Ley del Régimen Prestacional de Vivienda y Hábitat.

4.01.06.10.00 Aporte patronal al Instituto Venezolano de los Seguros Sociales (I.V.S.S.) por obreros

Obligación legal por concepto de aporte patronal por obreros al Instituto Venezolano de los Seguros Sociales. (I.V.S.S.), de conformidad con lo dispuesto en la Ley del Seguro Social y su Reglamento.

4.01.06.11.00 Aporte patronal al Fondo de Jubilaciones por obreros

Obligación legal o contractual por concepto de aporte por obreros al Fondo de Jubilaciones, para atender el financiamiento de jubilaciones y pensiones. Igualmente se incluyen en esta específica los aportes que se establezcan en la normativa legal aprobada por órganos competentes.

4.01.06.12.00 Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros

Obligación legal por concepto de aporte patronal al Fondo de Seguro de Paro Forzoso, para financiar la contingencia referida a la pérdida involuntaria del empleo del personal obrero, de acuerdo a lo previsto en la Ley Orgánica del Sistema de Seguridad Social.

4.01.06.13.00 Aporte patronal al Fondo de Ahorro Habitacional por obreros

Obligación legal por concepto de aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por obreros, de acuerdo a lo previsto en la Ley del Régimen Prestacional de Vivienda y Hábitat.

4.01.06.18.00 Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior

Obligación legal por concepto de aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior.

4.01.06.19.00 Aporte patronal al Fondo de Ahorro Habitacional por personal militar

Obligación legal por concepto de aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal militar, de acuerdo a la Ley del Régimen Prestacional de Vivienda y Hábitat.

4.01.06.25.00 Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado

Obligación legal por concepto de aporte patronal por personal contratado al Instituto Venezolano de los Seguros Sociales (IVSS), de conformidad con lo dispuesto en la Ley del Seguro Social y su Reglamento.

4.01.06.26.00 Aporte legal al Fondo de Ahorro Habitacional por personal contratado

Contribución legal por concepto de aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado, de acuerdo a lo previsto en la Ley del Régimen Prestacional de Vivienda y Hábitat.

4.01.06.31.00 Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular

Obligación legal por concepto de aporte patronal por altos funcionarios y altas funcionarias del poder público y de elección popular al Instituto Venezolano de los Seguros Sociales (IVSS), de conformidad con lo dispuesto en la Ley del Seguro Social y su Reglamento.

4.01.06.32.00 Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por altos funcionarios y altas funcionarias del poder público y de elección popular

Obligación legal por concepto de aporte patronal por altos funcionarios y altas funcionarias del poder público y de elección popular al Instituto de Previsión y Asistencia Social para el personal del Ministerio del Poder Popular para la Educación, de conformidad con lo dispuesto en la Ley que rige la institución.

4.01.06.33.00 Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular

Obligación legal por concepto de aporte patronal por altos funcionarios y altas funcionarias del poder público y de elección popular al Fondo de Jubilaciones para atender el financiamiento de jubilaciones y pensiones. Igualmente se incluyen en esta específica los aportes que se establezcan en la normativa legal aprobada por órganos competentes.

4.01.06.34.00 Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular

Obligación legal por concepto de aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular, de acuerdo a lo previsto en la Ley del Régimen Prestacional de Vivienda y Hábitat.

4.01.06.39.00 Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección

Obligación legal por concepto de aporte patronal por personal de alto nivel y de dirección al Instituto Venezolano de los Seguros Sociales (IVSS), de conformidad con lo dispuesto en la Ley del Seguro Social y su Reglamento.

4.01.06.40.00 Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección

Obligación legal por concepto de aporte patronal por personal de alto nivel y de dirección al Instituto de Previsión y Asistencia Social para el personal del Ministerio del Poder Popular para la Educación, de conformidad con lo dispuesto en la Ley que rige la institución.

4.01.06.41.00 Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección

Obligación legal por concepto de aporte patronal por personal de alto nivel y de dirección al Fondo de Jubilaciones, para atender el financiamiento de jubilaciones y pensiones. Igualmente se incluyen en esta específica los aportes que se establezcan en la normativa legal aprobada por órganos competentes.

4.01.06.42.00 Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección

Obligación legal por concepto de aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección, de acuerdo a lo previsto en la Ley del Régimen Prestacional de Vivienda y Hábitat.

4.01.06.93.00 Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular

Obligaciones legales como aporte patronal para atender el financiamiento de cualquier otra actividad relacionada con los altos funcionarios y altas funcionarias del poder público y de elección popular.

4.01.06.94.00 Otros aportes legales por el personal de alto nivel y de dirección

Obligaciones legales como aporte patronal para atender el financiamiento de cualquier otra actividad relacionada con el personal de alto nivel y de dirección.

4.01.06.95.00 Otros aportes legales por personal contratado

Obligaciones legales como aporte patronal para atender el financiamiento de cualquier otra actividad relacionada con personal contratado.

4.01.06.96.00 Otros aportes legales por empleados

Obligaciones legales como aporte patronal para atender el financiamiento de cualquier otra actividad relacionada con los empleados.

4.01.06.97.00 Otros aportes legales por obreros

Obligaciones legales como aporte patronal para atender el financiamiento de cualquier otra actividad relacionada con los obreros.

4.01.06.98.00 Otros aportes legales por personal militar

Obligaciones legales como aporte patronal para atender el financiamiento de cualquier otra actividad relacionada con el personal militar.

4.01.07.00.00 **Asistencia socio-económica**

Se imputan por esta genérica las subvenciones y ayudas, otorgadas en dinero o en especie, a empleados, obreros, personal militar y sus grupos familiares, para atender el financiamiento de acciones de asistencia socio-económica; así como los aportes patronales. Se incluye igual concepto para los funcionarios electos de los órganos legislativos nacional y estadal, cuando corresponda.

4.01.07.01.00 **Capacitación y adiestramiento a empleados**

Subvención que se otorga a los empleados con la finalidad de atender programas vinculados con su formación y aspectos conexos, tales como ayudas por pago de matrículas y graduaciones.

4.01.07.02.00 **Becas a empleados**

Subvención que se otorga a los empleados o a su grupo familiar, para compensar gastos relacionados con su educación.

4.01.07.03.00 **Ayudas por matrimonio a empleados**

Subvención que se otorga a los empleados por contraer nupcias.

4.01.07.04.00 **Ayudas por nacimiento de hijos a empleados**

Subvención que se otorga a los empleados para compensar gastos por el nacimiento de sus hijos.

4.01.07.05.00 **Ayudas por defunción a empleados**

Subvención que se otorga para compensar gastos por el fallecimiento del empleado o integrantes de su grupo familiar.

4.01.07.06.00 **Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados**

Subvención que se otorga para atender la adquisición de medicinas y el financiamiento de gastos médicos, odontológicos y de hospitalización del empleado o de su grupo familiar.

4.01.07.07.00 **Aporte patronal a cajas de ahorro por empleados**

Contribución patronal realizada por los organismos a las cajas de ahorro de su personal empleado, como estímulo al ahorro. Igualmente se imputa por esta específica, las contribuciones patronales a fondos de ahorro cualquiera sea su forma constitutiva.

4.01.07.08.00 Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados

Contribución patronal realizada por los organismos a las empresas aseguradoras y administradoras de fondos de salud, para financiar seguros de vida, de accidentes personales, de hospitalización, cirugía, maternidad, gastos odontológicos y gastos funerarios de los empleados del sector público.

Se imputan por esta específica los gastos que se establecen en los planes, programas o sistemas para la salud, administrados por los mismos organismos.

4.01.07.09.00 Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos

Subvención que se otorga a los empleados del sector público, para atender la adquisición de uniformes y demás útiles escolares de sus hijos, al inicio del año escolar, de conformidad con el ordenamiento legal vigente. Incluye las asignaciones otorgadas en especie.

4.01.07.10.00 Dotación de uniformes a empleados

Subvención para adquirir la dotación anual de prendas de vestir y calzados para los empleados, de acuerdo con el ordenamiento legal vigente. Incluye las asignaciones otorgadas en especie.

4.01.07.11.00 Aporte patronal para gastos de guarderías y preescolar para hijos de empleados

Subvención que se acuerda a los empleados de los organismos para financiar gastos de guardería y de preescolar de sus hijos.

4.01.07.12.00 Aportes para la adquisición de juguetes para los hijos del personal empleado

Subvención en efectivo o en especie que se otorga al personal empleado, con la finalidad de atender la adquisición de juguetes para sus hijos.

4.01.07.17.00 Capacitación y adiestramiento a obreros

Subvención que se otorga al personal obrero, con la finalidad de atender programas vinculados con su formación y aspectos conexos.

4.01.07.18.00 Becas a obreros

Subvención que se otorga al personal obrero o a integrantes de su grupo familiar, para compensar gastos relacionados con su educación.

4.01.07.19.00 Ayudas por matrimonio de obreros

Subvención que se otorga al personal obrero por contraer nupcias.

4.01.07.20.00 Ayudas por nacimiento de hijos de obreros

Subvención que se otorga a los obreros para compensar gastos por el nacimiento de sus hijos.

4.01.07.21.00 Ayudas por defunción a obreros

Subvención que se otorga para compensar gastos por el fallecimiento del obrero o integrantes de su grupo familiar.

4.01.07.22.00 Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros

Subvención que se otorga para atender la adquisición de medicinas y compensar los gastos médicos u odontológicos y de hospitalización del obrero y su grupo familiar.

4.01.07.23.00 Aporte patronal a cajas de ahorro por obreros

Contribución patronal realizada por los organismos a las cajas de ahorro de su personal obrero, como estímulo al ahorro. Igualmente se imputa por esta específica, las contribuciones patronales a fondos de ahorro cualquiera sea su forma constitutiva.

4.01.07.24.00 Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros

Contribución patronal realizada por los organismos a las empresas aseguradoras y administradoras de fondos de salud, para financiar seguros de vida, de accidentes personales, hospitalización, cirugía, maternidad (HCM), gastos odontológicos y gastos funerarios de obreros.

Se imputan por esta específica los gastos que se establecen en los planes, programas o sistemas para la salud, administrados por los mismos organismos.

4.01.07.25.00 Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos

Subvención que se otorga a obreros para atender la adquisición de uniformes y demás útiles escolares de sus hijos, al inicio del año escolar, de conformidad con el ordenamiento legal vigente. Incluye las asignaciones otorgadas en especie.

4.01.07.26.00 Dotación de uniformes a obreros

Subvención para adquirir dotación anual de prendas de vestir y calzados de obreros, de acuerdo con el ordenamiento legal vigente. Incluye las asignaciones otorgadas en especie.

4.01.07.27.00 **Aporte patronal para gastos de guarderías y preescolar para hijos de obreros**

Subvención que se acuerda a los obreros de los organismos para financiar gastos de guardería y de preescolar de sus hijos.

4.01.07.28.00 **Aportes para la adquisición de juguetes para los hijos del personal obrero**

Subvención en efectivo o en especie que se otorga al personal obrero, con la finalidad de atender la adquisición de juguetes para sus hijos.

4.01.07.33.00 **Asistencia socio-económica al personal contratado**

Subvenciones y ayudas diversas otorgadas en dinero o en especie al personal contratado y su grupo familiar, para atender el financiamiento de acciones de asistencia socio-económica; así como aportes patronales.

4.01.07.34.00 **Capacitación y adiestramiento al personal militar**

Subvención que se otorga al personal militar o a su grupo familiar, para atender programas para su formación y aspectos conexos, tales como: ayudas por pago de matrículas y graduaciones.

4.01.07.35.00 **Becas al personal militar**

Subvención que se otorga al personal militar o a su grupo familiar, para compensar gastos relacionados con su educación.

4.01.07.36.00 **Ayudas por matrimonio al personal militar**

Subvención que se otorga al personal militar por contraer nupcias.

4.01.07.37.00 **Ayudas por nacimiento de hijos al personal militar**

Subvención que se otorga al personal militar para compensar gastos por nacimiento de sus hijos.

4.01.07.38.00 **Ayudas por defunción al personal militar**

Subvención que se otorga para compensar gastos por fallecimiento del personal militar o integrantes de su grupo familiar.

4.01.07.39.00 **Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal militar**

Subvención que se otorga para atender la adquisición de medicinas y compensar gastos médicos, odontológicos y de hospitalización del personal militar o de su grupo familiar.

4.01.07.40.00 **Aporte patronal a caja de ahorro por personal militar**

Contribución patronal realizada por el órgano a la caja de ahorro del personal militar como estímulo al ahorro. Igualmente se imputa por esta específica, las contribuciones patronales a fondos de ahorro cualquiera sea su forma constitutiva.

4.01.07.41.00 **Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios personal militar**

Contribución patronal realizada por el organismo para financiar el seguro de vida, de accidentes personales, hospitalización, cirugía, maternidad (HCM), gastos odontológicos y gastos funerarios del personal militar.

4.01.07.42.00 **Ayudas al personal militar para adquisición de uniformes y útiles escolares de sus hijos**

Subvención que se otorga al personal militar para atender la adquisición de uniformes y demás útiles escolares de sus hijos.

4.01.07.43.00 **Aportes para la adquisición de juguetes para los hijos del personal militar**

Subvención en efectivo o en especie que se otorga al personal militar con la finalidad de atender la adquisición de juguetes para sus hijos.

4.01.07.44.00 **Aporte patronal para gastos de guarderías y preescolar para hijos del personal militar**

Subvención que se acuerda al personal militar para financiar gastos de guardería y preescolar de sus hijos.

4.01.07.52.00 **Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular**

Subvención que se otorga a los altos funcionarios y altas funcionarias del poder público y de elección popular o a su grupo familiar, para atender programas para su formación y aspectos conexos, tales como: ayudas por pago de matrículas y graduaciones.

4.01.07.53.00 **Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular**

Subvención que se otorga a los altos funcionarios y altas funcionarias del poder público y de elección popular por contraer nupcias.

4.01.07.54.00 **Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular**

Subvención que se otorga a los altos funcionarios y altas funcionarias del poder público y de elección popular para compensar gastos por el nacimiento de sus hijos.

4.01.07.55.00 **Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular**

Subvención que se otorga para compensar gastos por el fallecimiento del funcionario o funcionaria del poder público y de elección popular o integrantes de su grupo familiar.

4.01.07.56.00 **Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular**

Subvención que se otorga para atender la adquisición de medicinas y el financiamiento de gastos médicos, odontológicos y de hospitalización de los altos funcionarios y altas funcionarias del poder popular y de elección popular o de su grupo familiar.

4.01.07.57.00 **Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular**

Contribución patronal realizada por los organismos a las cajas de ahorro de sus altos funcionarios y altas funcionarias del poder popular y de elección popular, como estímulo al ahorro. Igualmente se imputa por esta específica, las contribuciones patronales a fondos de ahorro cualquiera sea su forma constitutiva.

4.01.07.58.00 **Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular**

Contribución patronal realizada por los organismos a las empresas aseguradoras y administradoras de fondos de salud, para financiar seguros de vida, de accidentes personales, de hospitalización, cirugía, maternidad, gastos odontológicos y gastos funerarios de los altos funcionarios y altas funcionarias del poder público y de elección popular.

Se imputan por esta específica los gastos que se establecen en los planes, programas o sistemas para la salud, administrados por los mismos organismos.

4.01.07.63.00 **Capacitación y adiestramiento al personal de alto nivel y de dirección**

Subvención que se otorga al personal de alto nivel y de dirección o a su grupo familiar, para atender programas para su formación y aspectos conexos, tales como: ayudas por pago de matrículas y graduaciones.

4.01.07.64.00 **Ayudas por matrimonio al personal de alto nivel y de dirección**

Subvención que se otorga al personal de alto nivel y de dirección por contraer nupcias.

4.01.07.65.00 Ayudas por nacimiento de hijos al personal de alto nivel y de dirección

Subvención que se otorga al personal de alto nivel y de dirección para compensar gastos por el nacimiento de sus hijos.

4.01.07.66.00 Ayudas por defunción al personal de alto nivel y de dirección

Subvención que se otorga para compensar gastos por el fallecimiento del personal de alto nivel y de dirección o integrantes de su grupo familiar.

4.01.07.67.00 Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección

Subvención que se otorga para atender la adquisición de medicinas y el financiamiento de gastos médicos, odontológicos y de hospitalización del personal de alto nivel y de dirección o de su grupo familiar.

4.01.07.68.00 Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección

Contribución patronal realizada por los organismos a las cajas de ahorro de su personal de alto nivel y de dirección, como estímulo al ahorro. Igualmente se imputa por esta específica, las contribuciones patronales a fondos de ahorro cualquiera sea su forma constitutiva.

4.01.07.69.00 Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección

Contribución patronal realizada por los organismos a las empresas aseguradoras y administradoras de fondos de salud, para financiar seguros de vida, de accidentes personales, de hospitalización, cirugía, maternidad, gastos odontológicos y gastos funerarios del personal de alto nivel y de dirección.

Se imputan por esta específica los gastos que se establecen en los planes, programas o sistemas para la salud, administrados por los mismos organismos.

4.01.07.94.00 Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular

Otras ayudas en dinero o en especie, que se otorgan a los altos funcionarios y altas funcionarias del poder público y de elección popular, no especificada en los rubros anteriores.

4.01.07.95.00 Otras subvenciones al personal de alto nivel y de dirección

Otras ayudas en dinero o en especie, que se otorgan al personal de alto nivel y de dirección, no especificada en los rubros anteriores.

4.01.07.96.00 Otras subvenciones a empleados

Otras ayudas, en dinero o en especie, que se otorgan a los empleados no especificadas en los rubros anteriores.

4.01.07.97.00 Otras subvenciones a obreros

Otras ayudas, en dinero o en especie, que se otorgan a los obreros no especificadas en los rubros anteriores.

4.01.07.98.00 Otras subvenciones al personal militar

Otras subvenciones que se otorgan al personal militar, no incluidas en las sub-específicas anteriores.

4.01.08.00.00 Prestaciones sociales e indemnizaciones

Se corresponde con las previsiones para cancelar las prestaciones sociales, indemnizaciones, remuneraciones a restituir y demás beneficios derivados de la relación de trabajo por empleados, obreros, contratados y personal militar, así como los intereses, correspondientes al ejercicio económico - financiero. Se incluyen, cuando sea el caso, iguales conceptos para los funcionarios electos de los órganos legislativos nacional y estadal, cuando corresponda.

Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo, excepto lo establecido en el artículo 659 de la Ley Orgánica del Trabajo, los cuales se imputarán y cancelarán con cargo al fondo de prestaciones sociales.

Cuando corresponda a prestaciones sociales adeudadas hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo".

En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.

4.01.08.01.00 Prestaciones sociales e indemnizaciones a empleados

Previsión para atender los derechos exigibles de los empleados, con motivo y al término de la relación de empleo o de trabajo.

Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los pagos por los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo, excepto lo establecido en el artículo 659 de la Ley Orgánica del Trabajo, los cuales se imputarán y cancelarán con cargo al fondo de prestaciones sociales.

Cuando corresponda a prestaciones sociales adeudadas hasta el

año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo".
En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.

4.01.08.02.00 Prestaciones sociales e indemnizaciones a obreros

Previsión para atender los derechos exigibles de los obreros, con motivo y al término de la relación de trabajo.

Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los pagos por los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo, excepto lo establecido en el artículo 659 de la Ley Orgánica del Trabajo, los cuales se imputarán y cancelarán con cargo al fondo de prestaciones sociales.

Cuando corresponda a prestaciones sociales adeudadas hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo".

En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.

4.01.08.03.00 Prestaciones sociales e indemnizaciones a personal contratado

Previsión para atender los derechos exigibles del personal contratado, con motivo y al término de la relación de trabajo, cuando sea el caso.

4.01.08.04.00 Prestaciones sociales e indemnizaciones al personal militar

Previsión para atender los derechos exigibles del personal militar, con motivo y al término de la relación de trabajo, cuando sea el caso.

4.01.08.06.00 Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular

Previsión para atender los derechos exigibles de los altos funcionarios y altas funcionarias del poder público y de elección popular, con motivo y al término de la relación de empleo o de trabajo.

Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los pagos por los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo, excepto lo establecido en el artículo 659 de la Ley Orgánica del Trabajo, los cuales se imputarán y cancelarán con cargo al fondo de prestaciones sociales.

Cuando corresponda a prestaciones sociales adeudadas hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo".

En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.

4.01.08.07.00 Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección

Previsión para atender los derechos exigibles del personal de alto nivel y de dirección, con motivo y al término de la relación de empleo o de trabajo.

Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los pagos por los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo, excepto lo establecido en el artículo 659 de la Ley Orgánica del Trabajo, los cuales se imputarán y cancelarán con cargo al fondo de prestaciones sociales.

Cuando corresponda a prestaciones sociales adeudadas hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo".

En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.

4.01.09.00.00 <u>Capacitación y adiestramiento realizado por personal del organismo</u>

Se imputan por esta genérica los gastos por concepto de las actividades de capacitación y adiestramiento realizadas por funcionarios del propio organismo, de conformidad con los planes y programas académicos institucionales.

4.01.09.01.00 **Capacitación y adiestramiento realizado por personal del organismo**

Se imputan por esta específica los gastos por concepto de las actividades de capacitación y adiestramiento realizadas por funcionarios del propio organismo, de conformidad con los planes y programas académicos institucionales.

4.01.94.00.00 **<u>Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular</u>**

Previsión para atender otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular, no previstos en las subpartidas anteriores.

4.01.94.01.00 **Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular**

Previsión para atender otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular, no previstos en las subpartidas anteriores.

4.01.95.00.00 **<u>Otros gastos del personal de alto nivel y de dirección</u>**

Previsión para atender otros gastos del personal de alto nivel y de dirección, no previstos en las subpartidas anteriores.

4.01.95.01.00 **Otros gastos del personal de alto nivel y de dirección**

Previsión para atender otros gastos del personal de alto nivel y de dirección, no previstos en las subpartidas anteriores.

4.01.96.00.00 **<u>Otros gastos del personal empleado</u>**

Previsión para atender otros gastos del personal empleado no previstos en las subpartidas anteriores.

4.01.96.01.00 **Otros gastos del personal empleado**

Previsión para atender otros gastos del personal empleado no previstos en las subpartidas anteriores.

4.01.97.00.00 **<u>Otros gastos del personal obrero</u>**

Previsión para atender otros gastos del personal obrero no previstos en la subpartidas anteriores.

4.01.97.01.00 **Otros gastos del personal obrero**

Previsión para atender otros gastos del personal obrero no previstos en la subpartidas anteriores y realizadas de acuerdo al ordenamiento legal vigente.

4.01.98.00.00 **<u>Otros gastos del personal militar</u>**

Previsión para atender otros gastos del personal militar no previstos en las subpartidas anteriores.

4.01.98.01.00 **Otros gastos del personal militar**

Previsión para atender otros gastos del personal militar no previstos en las subpartidas anteriores.

IV. EGRESOS
4.02.00.00.00 Materiales, Suministros y Mercancías

4.02.00.00.00 MATERIALES, SUMINISTROS Y MERCANCÍAS

Artículos considerados como "Materiales de Consumo", es decir, aquellos que reúnan una o más de las siguientes condiciones:

a) Tienen un período corto de uso y durabilidad, generalmente no mayor de un año, por cuanto tienden a desaparecer al primer uso, muestran un rápido desgaste o deterioro y experimentan una pérdida posterior, frecuente e inevitable.

b) Pierden sus características de identidad al ser aplicados o transformados en otros, tal es el caso de los artículos que al colocarlos, agregarlos, aplicarlos a otros o al transformarlos desaparecen como unidad o materia independiente; así como el de los materiales de construcción y el de los cauchos, baterías y similares, que al colocarlos forman parte del vehículo.

c) Materiales y suministros cuyo costo unitario relativamente bajo, no cumplen con las características definidas anteriormente.

Se imputan por esta partida la adquisición de las mercancías que se destinan para la comercialización o venta en el curso ordinario del negocio.

El impuesto al valor agregado (IVA) aplicable a la adquisición de materiales, suministros y mercancías, se imputa por la genérica 4.03.18.01.00 "Impuesto al valor agregado".

Las asignaciones para la adquisición de materiales, suministros y mercancías, considerados por la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal como gastos destinados a la defensa y seguridad del Estado se imputan por la partida 4.06.00.00.00 "Gastos de defensa y seguridad del Estado".

4.02.01.00.00 Productos alimenticios y agropecuarios

Productos alimenticios destinados al consumo humano y animal ya sean estrictamente agrícolas o manufacturados; productos agroforestales en bruto; animales vivos para el consumo y la experimentación; comprende, además, los productos para la agricultura, ganadería, silvicultura, caza y pesca.

4.02.01.01.00 Alimentos y bebidas para personas

Alimentos y bebidas, ya sean productos estrictamente agrícolas y pecuarios, manufacturados o no, así como todo tipo de bebidas, alcohólicas o no, tales como: vinos, cervezas, licores; refrescos y agua embotellada. No incluye la adquisición de animales vivos que se imputa por la específica 4.02.01.03.00 "Productos agrícolas y pecuarios". Se incluye la adquisición de comidas, debidamente justificadas, que efectúan los órganos o entes para los trabajadores.

4.02.01.02.00 Alimentos para animales

Artículos alimenticios de cualquier naturaleza, destinados al consumo animal, tales como: carnes, bloques de sal, alimentos concentrados, forrajes, piensos y similares.

4.02.01.03.00 Productos agrícolas y pecuarios

Productos y sustancias utilizados en actividades relacionadas con explotaciones agrícolas o pecuarias, granjas, parques, jardines y otros, tales como abonos y fertilizantes, ya sean naturales o químicos. También incluye el césped, los árboles y arbustos, la madera en bruto y fibras no elaboradas y los artículos para animales, tales como: herraduras, bridas, recipientes para alimentos y otros. Asimismo, comprende el ganado y otros animales vivos destinados al consumo o al uso científico. Se excluyen los insecticidas, los cuales son imputados por la específica 4.02.06.02.00 “Abonos, plaguicidas y otros”.

4.02.01.04.00 Productos de la caza y pesca

Animales procedentes de la caza y de la pesca destinados al uso industrial, de acuerdo con las restricciones especificadas en las normativas vigentes. Incluye aquellos animales de uso ornamental y de zoológicos.

4.02.01.99.00 Otros productos alimenticios y agropecuarios

Otros productos o artículos alimenticios y agropecuarios no considerados en las específicas anteriores.

4.02.02.00.00 <u>Productos de minas, canteras y yacimientos</u>

Productos minerales sólidos, metálicos y no metálicos, petróleo y gas natural.

4.02.02.01.00 Carbón Mineral

Carbón mineral, en todas sus variedades tales como: antracita, hulla, lignito y turba.

4.02.02.02.00 Petróleo crudo y gas natural

Petróleo crudo en todos sus tipos tales como: en base asfáltica, en bases parafinita y en base mixta; así como gas natural en todas sus variedades. Se excluye el gas natural empleado como lubricante, el cual se imputa por la específica 4.02.06.06.00 "Combustibles y lubricantes".

4.02.02.03.00 Mineral de Hierro

Mineral de hierro en todas sus variedades: óxidos, carbonato o compuestos de carbono, sulfuros y silicatos.

4.02.02.04.00 Mineral no ferroso

Constituyen aquellos minerales cuya composición química no contiene el hierro como base, tales como: estaño, plomo, oro, plata, zinc y otros minerales metálicos no ferrosos.

4.02.02.05.00 Piedra, arcilla, arena y tierra

Materiales que pueden ser utilizados en la construcción, tales como: mármol, piedras en bruto y piedras trituradas, picadas, arcilla, arena, tierra para rellenos y otros materiales y suministros similares.

4.02.02.06.00 Mineral para la fabricación de productos químicos

Minerales utilizados en la fabricación de productos y sustancias químicas encontradas en diferentes estados de composición ya sea líquida, gaseosa y sólida, tales como: piedra caliza, mercurio, cobre y magnesio. Se excluye la “Sal para uso Industrial” que se imputa por la específica 4.02.02.07.00.

4.02.02.07.00 Sal para uso industrial

Sal adquirida por la industria.

4.02.02.99.00 Otros productos de minas, canteras y yacimientos

Productos de minas, canteras y yacimientos que no han sido clasificadas en las específicas anteriores.

4.02.03.00.00 <u>Textiles y vestuarios</u>

Productos manufacturados de la industria textil, tales como: telas, hilados, vestuarios y calzados. Se excluyen los vestuarios incluidos en las siguientes específicas: 4.02.10.07.00 "Productos de seguridad en el trabajo" y 4.02.10.01.00 "Artículos de deporte, recreación y juguetes".

4.02.03.01.00 Textiles

Hilados, telas y fibras en todas sus variedades, así como los productos que se derivan de éstos, entre ellos: tapices, alfombras, sábanas, toallas, cortinas, mecates, sogas, cordeles, sacos de fibras, morrales para todo uso, hamacas y similares. Excluye las prendas de vestir.

4.02.03.02.00 Prendas de vestir

Productos de vestir tales como: trajes, ropa interior, camisas y similares, uniformes de todo tipo, y otras prendas de vestir, como: carteras, bufandas y cinturones. Asimismo se incluye los accesorios como: botones, hebillas, insignias y otros distintivos, boinas, gorras, sombreros y similares, guantes y otros accesorios; así como las prendas de vestir de cuero, piel y caucho tales como: chaquetas y abrigos. Se excluye las prendas de vestir que se otorgan en cumplimiento de convenios de trabajo, que se imputan por las específicas 4.01.07.10.00 "Dotación de Uniformes a empleados" y 4.01.07.26.00 "Dotación de Uniformes a obreros".

4.02.03.03.00 Calzados

Calzados de todo tipo y material, excepto calzados de seguridad y de cuero. Igualmente se excluye el calzado otorgado en cumplimiento de convenios de trabajos que se imputan por las específicas 4.01.07.10.00 "Dotación de uniformes a empleados" y 4.01.07.20.00 "Dotación de uniformes a obreros".

4.02.03.99.00 Otros productos textiles y vestuarios

Otros productos textiles y de vestuarios no contemplados en las específicas anteriores.

4.02.04.00.00 <u>Productos de cuero y caucho</u>

Cueros, pieles y cauchos sin manufacturar y artículos manufacturados con dichos materiales. Se excluyen los productos elaborados con estos materiales que constituyan o sean utilizados como "Productos de seguridad en el trabajo", los cuales se imputan por la específica 4.02.10.07.00; así como los artículos manufacturados usados como "Prendas de vestir" imputados por la específica 4.02.03.02.00.

4.02.04.01.00 Cueros y pieles

Cueros y pieles de todo tipo, curtidos y sin curtir.

4.02.04.02.00 Productos de cuero y sucedáneos del cuero

Productos elaborados de cuero y sucedáneos de cuero, tales como: portafolios, carteras, calzados, cinturones y otros productos confeccionados con cuero. Se excluyen los productos de cuero y sucedáneos de cuero manufacturados usados como "Prendas de vestir" imputados por la específica 4.02.03.02.00; así como los, utilizados por los empleados y obreros, otorgados de acuerdo con convenciones colectivas.

4.02.04.03.00 Cauchos y tripas para vehículos

Neumáticos de cauchos y tripas utilizados en los vehículos, aeronaves y similares.

4.02.04.99.00 Otros productos de cuero y caucho

Productos elaborados de cuero y caucho no clasificados en las restantes específicas. Se excluyen los productos de caucho incluidos en la genérica 4.02.10.00.00 "Productos varios y útiles diversos".

4.02.05.00.00 <u>Productos de papel, cartón e impresos</u>

Productos de pulpa de madera, papel y cartón; envases y cajas de papel y cartón; productos de papel y cartón para oficina; libros, revistas y periódicos; material de enseñanza, productos de papel y cartón para computación, imprenta y reproducción y otros productos similares de pulpa, papel y cartón.

4.02.05.01.00 Pulpa de madera, papel y cartón

Pulpa de madera, papel y cartón en bobinas y planchas; papel para empacar y envolver; papel higiénico; servilletas; toallas y papel engomado en sus diversas formas y similares.

4.02.05.02.00 Envases y cajas de papel y cartón

Vasos, cajas, bolsas, bandejas, platos y similares de papel y cartón.

4.02.05.03.00 Productos de papel y cartón para oficina

Productos de papel y cartón para oficina, tales como: archivadores, papel bond, papel vegetal, papel carbón, papel cuadriculado, papel de dibujo, libretas para notas, sobres, carpetas, cintas de papel para máquinas, papel de seguridad, formularios, libros de contabilidad y otros productos similares de papel y cartón para uso de oficina.

4.02.05.04.00 Libros, revistas y periódicos

Libros, revistas, folletos, periódicos y otras publicaciones destinadas al consumo inmediato en las oficinas públicas o para su distribución al público. Se exceptúan: el material de enseñanza, los libros de contabilidad y similares utilizados como material de oficina, los cuales se imputan por las específicas correspondientes; así como los libros, revistas y otras publicaciones destinados a la dotación de bibliotecas, ya sean éstas de servicio al público o para uso exclusivo de los organismos, considerados como activos fijos, los cuales se imputan por la específica 4.04.07.04.00 "Libros, revistas y otros instrumentos de enseñanzas".

4.02.05.05.00 Material de enseñanza

Artículos y materiales elaborados básicamente de papel y cartón destinados a la enseñanza, tales como: guías de estudio, libros para la distribución y papel para la docencia.

4.02.05.06.00 Productos de papel y cartón para computación

Productos de papel y cartón para computación, tales como: formas continuas y tarjetas.

4.02.05.07.00 Productos de papel y cartón para la imprenta y reproducción

Artículos de papel y cartón para imprenta y reproducción, tales como: papel, cartón y cartulina de todo tipo.

4.02.05.99.00 Otros productos de pulpa, papel y cartón

Otros productos de pulpa, papel y cartón no incluidos en las específicas anteriores.

4.02.06.00.00 Productos químicos y derivados

Elementos y compuestos químicos, tales como: sustancias químicas e industriales, abonos y plaguicidas, tintas, pinturas, colorantes, productos farmacéuticos y productos de tocador, combustibles, lubricantes y otros productos derivados del petróleo, del carbón y productos plásticos.

4.02.06.01.00 Sustancias químicas y de uso industrial

Comprende elementos y compuestos químicos orgánicos e inorgánicos, tales como: ácidos y anhídridos, sulfato de cobre, hidróxido de sodio, carbonato de sodio, alcoholes para uso industrial, sales, ácidos, bases para uso industrial y otros elementos y compuestos químicos orgánicos e inorgánicos.

4.02.06.02.00 Abonos, plaguicidas y otros

Abonos, fertilizantes y otros productos utilizados para la exterminación de plagas, insectos, plantas dañinas y otros. Los abonos y fertilizantes naturales se imputan por la específica 4.02.01.03.00 "Productos agrícolas y pecuarios".

4.02.06.03.00 Tintas, pinturas y colorantes

Tintas, pinturas, colorantes y productos similares para todo uso, tales como: aceite, aguarrás, adelgazador de pinturas, lacas, trementina, toner, acuarelas y carboncillo. Se exceptúan los productos de tocador y tinta para plumas o estilográficas, que se imputan por la específica 4.02.10.05.00 "Útiles de escritorio, oficina y materiales de instrucción".

4.02.06.04.00 Productos farmacéuticos y medicamentos

Productos farmacéuticos y medicamentos utilizados en el tratamiento, cura y prevención de enfermedades de uso humano y veterinario, tales como: vacunas, drogas, preparaciones farmacéuticas, jabón medicinal, alcohol, plasma, suero, narcóticos y similares. Incluye productos de cirugía, odontología y mecánica dental. Se excluyen los materiales previstos en la específica 4.02.10.04.00 "Útiles menores médico-quirúrgicos, de laboratorio, dentales y de veterinaria".

4.02.06.05.00 Productos de tocador

Productos químicos para uso de tocador, tales como: jabón de baño, perfumes, esencias, cremas, aceites, tintes y lacas para el cabello.

4.02.06.06.00 Combustibles y lubricantes

Comprende todas aquellas sustancias inflamables y lubricantes, tales como: gasolina, gas-oil, aceite combustible para motores, aceite y grasa lubricante, liga de frenos, gas natural, acetileno y oxígeno industrial.

4.02.06.07.00 Productos diversos derivados del petróleo y del carbón

Productos diversos derivados del petróleo y del carbón, diferentes de plásticos, combustibles y lubricantes, tales como: coque, betún ceras parafinitas, tolueno, entre otros.

4.02.06.08.00 Productos plásticos

Artículos de plástico para todo uso, tales como: láminas, envases, bolsas, vasos, platos, cubiertos, botellas, tubos, instalaciones e instrumentos plásticos.

4.02.06.09.00 Mezclas explosivas

Incluye los diferentes productos detonantes, tales como: explosivos, productos pirotécnicos, mechas detonantes, fuegos artificiales, bengalas y similares. Se excluyen los productos detonantes considerados como material de guerra y de seguridad del Estado, los cuales se imputan por las partidas 4.02.08.05.00 y 4.06.00.00.00, respectivamente.

4.02.06.99.00 Otros productos de la industria química y conexos

Productos de la industria química y conexos no incluidos en las otras específicas.

4.02.07.00.00 **<u>Productos minerales no metálicos</u>**

Productos minerales no metálicos, tales como los de: barro, loza y porcelana; el vidrio y productos de vidrio, de arcilla; cemento, cal y yeso. Se excluyen los productos minerales no metálicos, incluidos en las específicas de la genérica 4.02.10.00.00 "Productos varios y útiles diversos".

4.02.07.01.00 **Productos de barro, loza y porcelana**

Productos de barro, loza y porcelana, tales como: jarras, jarrones y adornos. No incluye los utensilios de cocina, los cuales se imputan por la específica 4.02.10.03.00 "Utensilios de cocina y comedor".

4.02.07.02.00 **Vidrios y productos de vidrio**

Vidrios planos o curvos, artículos de vidrio, fibras de vidrio y similares.

4.02.07.03.00 **Productos de arcilla para construcción**

Productos de arcilla, tales como: ladrillos, mosaicos y tejas. Incluye la arcilla como materia prima.

4.02.07.04.00 **Cemento, cal y yeso**

Cemento, cal y yeso para la construcción y otros usos.

4.02.07.99.00 **Otros productos minerales no metálicos**

Productos minerales no metálicos y productos derivados de éstos, no incluidos en las otras específicas de esta genérica.

4.02.08.00.00 **<u>Productos metálicos</u>**

Productos metálicos primarios, tales como: los de hierro y acero, los de metales no ferrosos; las herramientas menores, artículos generales de ferretería, los metálicos estructurales, material de guerra, material de seguridad pública, material de señalamiento, material de educación, repuestos y accesorios para equipos de transporte y otros equipos.

4.02.08.01.00 **Productos primarios de hierro y acero**

Productos siderúrgicos férricos, tales como: lingotes, planchas, planchones, hojalatas, perfiles, alambres, cabillas y vigas.

4.02.08.02.00 **Productos de metales no ferrosos**

Productos elaborados cuyas bases es de aluminio, cobre, bronce y otros metales no ferrosos, tales como: lingotes, planchas, planchones, hojalatas y perfiles.

4.02.08.03.00 Herramientas menores, cuchillería y artículos generales de ferretería

Herramientas menores, tales como: destornilladores, alicates, martillos, tenazas, serruchos, picos, palas, tornillos, tuercas, mechas, llaves de tubo, machetes y cuchillos, entre otros.

4.02.08.04.00 Productos metálicos estructurales

Piezas estructurales metálicas acabadas, tales como: marcos para puertas y ventanas, celosías y rejas.

4.02.08.05.00 Materiales de orden público, seguridad y defensa

Artículos que se emplean para fines bélicos, a objeto de garantizar el resultado de las operaciones defensivas y ofensivas; y los utilizados para salvaguardar y mantener el orden público y la seguridad, tales como: balas, bombas lacrimógenas, cascos, municiones, cartuchos, granadas, herramientas de campaña, peinillas, perdigones y demás materiales utilizados con el mismo fin. Igualmente se imputan por esta específica los artículos de seguridad que se adquieran para la custodia y el resguardo de personas.

4.02.08.07.00 Material de señalamiento

Materiales metálicos que corresponden al conjunto de señales y avisos utilizados para el señalamiento del tráfico, tales como: placas de identificación de las calles y avenidas, avisos de señalamiento del tránsito. Igualmente se incluyen los avisos o señales colocados en las instalaciones de los organismos del sector público. Se imputan también los materiales no metálicos utilizados con el mismo fin.

4.02.08.08.00 Material de educación

Artículos metálicos utilizados con fines didácticos.

4.02.08.09.00 Repuestos y accesorios para equipos de transporte

Repuestos y accesorios metálicos que forman parte de los equipos de transporte, destinados a mantenerlos en condiciones normales de funcionamiento, tales como: acumuladores, alfombras de goma para piso de vehículos, amortiguadores, carburadores, pistones, rines, válvulas, silenciadores, parachoques, platinas, platinos, condensadores. Incluye piezas y accesorios no metálicos utilizados con el mismo fin, tales como: bujías de encendido y baterías. Los bombillos se imputan por la específica 4.02.10.11.00 "Materiales eléctricos".

4.02.08.10.00 Repuestos y accesorios para otros equipos

Piezas y accesorios metálicos que forman parte de los equipos, excluyendo los de transporte, destinados a mantenerlos en condiciones normales de funcionamiento.

4.02.08.99.00 Otros productos metálicos

Productos metálicos no incluidos en las restantes específicas anteriores.

4.02.09.00.00 <u>Productos de madera</u>

Productos primarios de madera y los manufacturados de madera, tales como: tablas, muebles y accesorios de madera para edificaciones y otros usos.

4.02.09.01.00 Productos primarios de madera

Productos primarios de maderas, tales como: tablas, listones, virutas, aserrín, aglomerados y otros que se obtengan en aserraderos. La madera en bruto y las fibras no elaboradas se imputan por la específica 4.02.01.03.00 "Productos agrícolas y pecuarios".

4.02.09.02.00 Muebles y accesorios de madera para edificaciones

Productos de madera para ser utilizados en las edificaciones, tales como: puertas, ventanas y marcos.

4.02.09.99.00 Otros productos de madera

Productos de madera no incluidos en las subpartidas anteriores.

4.02.10.00.00 <u>Productos varios y útiles diversos</u>

Artículos que por estar elaborados por más de un elemento de los señalados en las diferentes subpartidas genéricas de esta partida, se han agrupado de acuerdo a su destino, tales como: artículos de deporte, recreación y juguetes; materiales y útiles de limpieza y aseo; utensilios de cocina y comedor; útiles menores médico-quirúrgicos, de laboratorio, dentales y de veterinaria; útiles de escritorio, oficina y materiales de instrucción; condecoraciones, ofrendas y similares; productos de seguridad en el trabajo; materiales para equipos de computación; especies timbradas y valores; útiles religiosos, materiales eléctricos, materiales para instalaciones sanitarias, materiales fotográficos y otros.

4.02.10.01.00 Artículos de deporte, recreación y juguetes

Artículos destinados a actividades deportivas y de recreación, tales como efectos deportivos: bolas, bates, pelotas, mallas; efectos para festivales, espectáculos y otros eventos recreacionales: discos, materiales escenográficos y utilería, hojas de música, placas y trofeos para premios en actividades deportivas. Se incluyen los juguetes adquiridos por el organismo para su uso.

Se excluyen los uniformes y trajes de baño para deportistas que se imputan por la específica 4.02.03.02.00 "Prendas de vestir"; igualmente, los juguetes para los hijos de los trabajadores, que derivan de contrataciones colectivas, los cuales se imputan por las específicas 4.01.07.12.00 y 4.01.07.28.00, así como los correspondientes a los hijos de los militares imputados por la específica 4.01.07.43.00".

4.02.10.02.00 Materiales y útiles de limpieza y aseo

Utensilios de limpieza, tales como: escobas, cepillos, plumeros. Materiales de aseo y lavandería, tales como: jabón para lavar, detergentes, desinfectantes, pulimentos, añil, almidón.

4.02.10.03.00 Utensilios de cocina y comedor

Utensilios para la cocina y el comedor, tales como: ollas, cubiertos, teteras, sartenes, bandejas, calderos, vajillas, platos, tazas, entre otros utensilios.

4.02.10.04.00 Útiles menores médico-quirúrgicos de laboratorio, dentales y de veterinaria

Útiles menores y productos utilizados en hospitales, unidades sanitarias, consultorios, servicios veterinarios y afines, tales como: probetas, jeringuillas, agujas, guantes de goma, gasa, vendajes, material de sutura, pinzas, espátulas, lentes, monturas y similares. No se incluyen en esta específica las medicinas y productos farmacéuticos.

4.02.10.05.00 Útiles de escritorio, oficina y materiales de instrucción

Artículos para escritorio y oficina, tales como: cintas para máquinas de calcular y escribir, tizas, reglas, esferas, transportadores, punteros, lápices, bolígrafos, marcadores, tinta para plumas, ganchos para carpetas y borradores, engrapadoras, perforadoras, plastilina, compases, tirro, gomas para borrar, sellos de caucho y similares. Se excluyen los útiles de papel y cartón, que se imputan por la específica 4.02.05.03.00 "Productos de papel y cartón para oficina".

4.02.10.06.00 **Condecoraciones, ofrendas y similares**

Medallas, condecoraciones, diplomas, ramos, coronas y similares, adjudicadas a personas o entidades. Se exceptúan los trofeos deportivos, los cuales se imputan por la específica 4.02.10.01.00.

4.02.10.07.00 **Productos de seguridad en el trabajo**

Artículos de protección a los trabajadores tales como: cascos de seguridad, mascarillas, guantes, zapatos de seguridad, anteojos y afines.

4.02.10.08.00 **Materiales para equipos de computación**

Materiales para equipos de computación, diferentes de papelería, tales como: cintas para impresora, cartuchos de tintas y toner para impresoras, diskettes, cintas magnéticas para grabar, memorias personales portátiles USB (Pen Flash / driver), discos compactos (CD), entre otros.

4.02.10.09.00 **Especies timbradas y valores**

Material impreso que, de acuerdo con el ordenamiento legal vigente, utilizan los diferentes organismos del sector público, tales como: bandas de garantía, estampillas, papel sellado y otras especies fiscales.

4.02.10.10.00 **Útiles religiosos**

Útiles y suministros considerados como material destinado al culto, tales como: hostias, imágenes, rosarios, velones y similares.

4.02.10.11.00 **Materiales eléctricos**

Materiales eléctricos, tales como: cables, bombillos, interruptores, tubos fluorescentes, reflectores y similares.

4.02.10.12.00 **Materiales para instalaciones sanitarias**

Materiales para instalaciones sanitarias, tales como: llaves, surtidores de tanques y tapas de water, tubos de conexión, pocetas, lavamanos, accesorios para salas de baños y similares.

4.02.10.13.00 **Materiales fotográficos**

Materiales fotográficos utilizados para la toma y revelados de fotografías, tales como: rollos fotográficos, flash, rollos de película, filtros polarizados, reveladores y fijadores, entre otros materiales.

4.02.10.99.00 **Otros productos y útiles diversos**

Materiales diversos no incluidos en ninguna de las específicas anteriores.

4.02.11.00.00 **Bienes para la venta**

Productos y artículos de diferentes tipos de materiales orientados a la comercialización o venta. Se incluyen en esta genérica los activos fijos que se destinan con el mismo fin.

4.02.11.01.00 **Productos y artículos para la venta**

Se imputan por esta específica los productos o artículos orientados a la comercialización o venta.

4.02.11.02.00 **Maquinarias y equipos para la venta**

Se imputan por esta específica las maquinarias y equipos destinados a la comercialización o venta.

4.02.11.03.00 **Inmuebles para la venta**

Se imputan por esta específica la adquisición de los inmuebles destinados a la comercialización o venta. Se imputan por esta específica los terrenos sobre los cuales reposan los inmuebles que se adquieran.

4.02.11.04.00 **Tierras y terrenos para la venta**

Se imputan por esta específica la adquisición de las tierras y terrenos destinados a la comercialización o venta.

4.02.11.99.00 **Otros bienes para la venta**

Se imputan por esta específica otros bienes destinados para la comercialización o venta no incluidas en las subpartidas anteriores.

4.02.99.00.00 **Otros materiales y suministros**

Otros materiales y suministros no incluidos en las subpartidas anteriores. No se incluyen las mercancías que se destinan para la comercialización o venta en el curso ordinario del negocio.

4.02.99.01.00 **Otros materiales y suministros**

Otros materiales y suministros no incluidos en las subpartidas anteriores. No se incluyen las mercancías que se destinan para la comercialización o venta en el curso ordinario del negocio.

IV. EGRESOS
4.03.00.00.00 Servicios No Personales

4.03.00.00.00 SERVICIOS NO PERSONALES

Servicios prestados por personas jurídicas, tanto para realizar acciones jurídicas, administrativas o de índole similar, como para mantener los bienes de la institución en condiciones normales de funcionamiento. Incluye alquileres de inmuebles y equipos; derechos sobre bienes intangibles; servicios básicos; servicio de administración, vigilancia y mantenimiento de los servicios básicos; servicios de transporte y almacenaje; servicios de información, impresión y relaciones públicas; primas y otros gastos de seguro y comisiones bancarias; viáticos y pasajes; servicios profesionales y técnicos; servicios para la elaboración y suministros de comida; conservación y reparaciones menores de maquinarias y equipos; conservación y reparaciones menores de obras; servicios de construcciones temporales; servicios de construcción de edificios para la venta; impuestos indirectos y otros servicios.

Las remuneraciones acordadas por la contratación de personas naturales para realizar trabajos eventuales se imputan por la específica 4.01.01.18.00 "Remuneraciones al personal contratado", con excepción de los utilizados en la específica 4.03.07.03.00 "Relaciones sociales". Las asignaciones para los servicios no personales considerados por la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal como gastos destinados a la defensa y seguridad del Estado, se imputan por la partida 4.06.00.00.00.

Se incluyen en esta partida, los servicios prestados por personas naturales relacionados con los servicios de alquileres, viáticos y pasajes.

El impuesto al valor agregado (IVA) aplicable a la contratación de los servicios, se imputa por la específica 4.03.18.01.00 "Impuesto al valor agregado".

4.03.01.00.00 <u>Alquileres de inmuebles</u>

Canon que se deriva por el uso que hace la institución de algún inmueble, propiedad de terceros, durante un tiempo determinado, de acuerdo con un convenio vigente, tales como: alquileres de edificios, alquileres de locales e instalaciones, y alquileres de tierras y terrenos. Se incluyen los pagos que se efectúan a personas naturales que presten este tipo de servicio.

4.03.01.01.00 Alquileres de edificios y locales

Canon por la utilización de inmuebles para oficinas, escuelas, residencias, eventos de corta duración como: cursos de capacitación, adiestramiento, seminarios, conferencias, recepciones y similares. No se incluyen los servicios relacionados con actividades sociales, los cuales se imputan por la específica 4.03.07.03.00 "Relaciones sociales".

4.03.01.02.00 Alquileres de instalaciones culturales y recreativas

Alquileres de instalaciones para fines culturales como teatros y recreativos como parques de atracciones. No se incluyen los servicios relacionados con actividades sociales, los cuales se imputan por la específica 4.03.07.03.00 "Relaciones sociales".

4.03.01.03.00 Alquileres de tierras y terrenos

Canon de arrendamiento por la utilización de tierras y terrenos propiedad de terceros.

4.03.02.00.00 <u>Alquileres de maquinaria y equipos</u>

Canon por el uso que haga la institución de las maquinaria y equipos con alto costo unitario, propiedad de terceros, durante un tiempo determinado y de acuerdo con un convenio vigente, tal como: alquiler de maquinaria y equipos de construcción, campo, industria y taller; de transporte, tracción y elevación; de comunicaciones y señalamiento; médico-quirúrgicos, dentales y de veterinaria; científicos, religiosos, de enseñanza y recreación; de máquinas, muebles y demás equipos de oficina y alojamiento, entre otros. Se incluyen los pagos que se efectúan a personas naturales que presten este tipo de servicio.

4.03.02.01.00 Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller

Canon derivado por el uso de bienes muebles de alto costo unitario y duración mayor de un año que son utilizados predominantemente en la industria de la construcción, en la producción agropecuaria, en la industria manufacturera y en los talleres.

4.03.02.02.00 Alquileres de equipos de transporte, tracción y elevación

Canon derivado por el uso de equipos de transporte, tracción y elevación, tales como: vehículos automotores terrestres y de tracción no motorizados; de transporte marítimos y aéreos; ferroviarios y de cables; y los equipos auxiliares de transporte, entre otros.

4.03.02.03.00 Alquileres de equipos de comunicaciones y de señalamiento

Canon derivado por el uso de equipos de telecomunicaciones, control de tráfico aéreo y de correo; así como los equipos de señalamiento, tales como: telégrafos, teletipos, teléfonos, fax, semáforos, faros, radares, máquinas franqueadoras, equipos clasificadores y distribuidores de correspondencia, entre otros.

4.03.02.04.00 Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria

Canon derivado por el uso de equipos médico - quirúrgicos, dentales y de veterinaria, tales como: aparatos de rayos X, máquinas esterilizadoras, sillas dentales, instrumental y mesas de operaciones, aparatos de medición y similares.

4.03.02.05.00 Alquileres de equipos científicos, religiosos, de enseñanza y recreación

Canon derivado por el uso de equipos científicos, religiosos, de enseñanza y de recreación, tales como: modelos anatómicos, equipos para gimnasia, instrumentos musicales, proyectores y demás medios audiovisuales.

4.03.02.06.00 Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento

Canon derivado por el uso de máquinas, muebles y equipos de oficina y alojamiento, tales como: cajas de seguridad, máquinas de escribir, juegos de dormitorio, comedor, recibo, equipos de computación, entre otros.

4.03.02.99.00 Alquileres de otras maquinaria y equipos

Canon derivado por el uso de maquinarias y equipos no incluidos en las subpartidas anteriores.

4.03.03.00.00 <u>Derechos sobre bienes intangibles</u>

Arrendamiento que se genera por el uso, goce o usufructo de bienes de la propiedad industrial, comercial, entre otros, como: las marcas de fábrica, las patentes de invención, los derechos de autor, los paquetes y programas de computación, así como la concesión de bienes y servicios, propiedad de terceros.

4.03.03.01.00 Marcas de fábrica y patentes de invención

Arrendamiento por el uso, goce o usufructo de las marcas de fábrica y patentes de invención, propiedad de terceros.

4.03.03.02.00 Derechos de autor

Arrendamiento por el uso, goce o usufructo de los derechos de autor, propiedad de terceros.

4.03.03.03.00 Paquetes y programas de computación

Arrendamiento por el uso, goce o usufructo de los paquetes y programas de computación, propiedad de terceros.

4.03.03.04.00 Concesión de bienes y servicios

Arrendamiento por la explotación de bienes y servicios, propiedad de terceros.

4.03.04.00.00 Servicios básicos

Servicios considerados como imprescindibles para el funcionamiento de la organización, tales como: electricidad, gas, agua, teléfonos, servicios de comunicaciones, aseo urbano y domiciliario y servicios de condominio.

4.03.04.01.00 Electricidad

Gastos en que incurren los organismos, por el uso del servicio de energía eléctrica, imprescindible para su funcionamiento.

4.03.04.02.00 Gas

Gastos de los organismos, por el uso del servicio de gas.

4.03.04.03.00 Agua

Gastos en que incurren los organismos, por el uso del servicio de agua de acueducto, imprescindible para su funcionamiento.

4.03.04.04.00 Teléfonos

Gastos por el uso del servicio telefónico y de telefonía celular.

4.03.04.05.00 Servicio de comunicaciones

Gastos por el uso del servicio de correos, cables, telex, fax, internet y cualquier otro medio de comunicación, imprescindible para su funcionamiento.

4.03.04.06.00 Servicio de aseo urbano y domiciliario

Gastos de los organismos, por el uso del servicio de aseo urbano y domiciliario.

4.03.04.07.00 Servicio de condominio

Egresos del organismo para financiar los gastos administrativos, las labores de limpieza, conservación, mantenimiento y reparación de las edificaciones que están en situación de condominio.

4.03.05.00.00 <u>Servicio de administración, vigilancia y mantenimiento de los servicios básicos</u>

Servicios prestados por personas jurídicas con el objeto de mantener operativos los servicios básicos, tales como: electricidad, gas, agua, teléfonos, servicio de comunicaciones, aseo urbano y domiciliario de los organismos del sector público.

4.03.05.01.00 Servicio de administración, vigilancia y mantenimiento del servicio de electricidad

Servicios prestados por personas jurídicas con el objeto de administrar, vigilar y mantener operativo el sistema de electricidad del organismo.

4.03.05.02.00 Servicio de administración, vigilancia y mantenimiento del servicio de gas

Servicios prestados por personas jurídicas con el objeto de administrar, vigilar y mantener operativo el sistema de gas del organismo.

4.03.05.03.00 Servicio de administración, vigilancia y mantenimiento del servicio de agua

Servicios prestados por personas jurídicas con el objeto de administrar, vigilar y mantener operativo el sistema de agua del organismo.

4.03.05.04.00 Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos

Servicios prestados por personas jurídicas con el objeto de administrar, vigilar y mantener operativo el sistema de teléfonos del organismo.

4.03.05.05.00 Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones

Servicios prestados por personas jurídicas con el objeto de administrar, vigilar y mantener operativo el sistema de comunicaciones del organismo.

4.03.05.06.00 **Servicio de administración, vigilancia y mantenimiento del servicio de aseo urbano y domiciliario**

Servicios prestados por personas jurídicas con el objeto de administrar, vigilar y mantener operativo el sistema de aseo urbano y domiciliario del organismo.

4.03.06.00.00 **<u>Servicios de transporte y almacenaje</u>**

Gastos por el uso de los servicios de fletes y embalaje, almacenaje, estacionamiento, peaje, protección en el traslado de fondos, mensajería y similares.

4.03.06.01.00 **Fletes y embalajes**

Fletes terrestres, marítimos y aéreos, así como embalajes de mercancías. Igualmente, se incluyen los servicios de mudanzas.

4.03.06.02.00 **Almacenaje**

Gastos por el uso de servicios de almacenaje de inventarios, bienes muebles y otros materiales.

4.03.06.03.00 **Estacionamiento**

Contraprestación por el uso de los servicios de estacionamiento para los equipos de transporte a cargo del organismo.

4.03.06.04.00 **Peaje**

Contraprestación por el uso de autopistas, puentes y chalanas, por parte de equipos de transporte a cargo del organismo, de acuerdo al ordenamiento jurídico vigente.

4.03.06.05.00 **Servicios de protección en traslado de fondos y de mensajería**

Gastos por servicios prestados por particulares en la protección del traslado de dinero y otros valores. Incluye los servicios de mensajería.

4.03.07.00.00 **<u>Servicios de información, impresión y relaciones públicas</u>**

Se imputan por esta genérica los gastos por concepto de servicios de publicidad, propaganda, imprenta, reproducción, relaciones sociales, avisos y similares.

4.03.07.01.00 **Publicidad y propaganda**

Gastos por concepto de servicios prestados por personas jurídicas con la finalidad de dar a conocer un producto y fomentar su demanda, así como la difusión de ideas utilizando para ello medios de comunicación, contratos con las agencias publicitarias, productoras cinematográficas y productoras independientes. Comprende las fotografías utilizadas en exhibiciones.

4.03.07.02.00 Imprenta y reproducción

Gastos por concepto de servicios prestados por personas naturales o jurídicas para realizar trabajos de impresión, reproducción, encuadernación y fotocopiado. Incluye publicaciones con carácter informativo tales como: dípticos, trípticos, folletos, pendones y similares inherentes a las actividades del organismo o divulgaciones de tipo cultural, científico y técnico.

Comprende las publicaciones realizadas por terceros, tales como: la memoria y cuenta anual de un organismo, y similares. Igualmente se incluyen los modelos e impresos, formularios de permisos y modelos de solicitudes, que el organismo ordene elaborar a terceros.

La adquisición de modelos, formularios, libros de registros y demás impresos elaborados, destinados al uso de las oficinas como material de trabajo, se imputan por la sub-partida 4.02.05.03.00 "Productos de papel y cartón para oficina".

Se exceptúa la adquisición de libros de textos para la distribución que se imputa por la específica 4.02.05.05.00 "Material de enseñanza".

4.03.07.03.00 Relaciones sociales

Servicios prestados por particulares relacionados con actividades sociales, tales como: servicios de hoteles, restaurantes, agencias de festejos y el suministro de comidas y bebidas para recepciones, homenajes, agasajos y similares.

En el caso en que los alimentos y bebidas sean adquiridos directamente por el organismo se imputa por la específica 4.02.01.01.00 "Alimentos y bebidas para personas".

4.03.07.04.00 Avisos

Espacios en los medios de comunicación (radio, televisión, periódicos, revistas) fundamentales para el adecuado funcionamiento del organismo, tales como: avisos para solicitud de personal, llamado a licitaciones y otorgamiento de buena pro, avisos sobre el estado de vías, sobre reglamentaciones y normas que deben ser cumplidas por la colectividad y otros avisos.

Asimismo, se incluirán todos aquellos anuncios o comunicaciones para la colectividad sobre determinados servicios solicitados o prestados por el organismo que contribuyan a la formación de una conciencia ciudadana.

4.03.08.00.00 Primas y otros gastos de seguros y comisiones bancarias

Gastos por servicios que presten las compañías de seguros e instituciones financieras a los organismos del sector público, tales como: primas y gastos de seguro, comisiones y gastos bancarios o financieros, con excepción de los derivados del servicio de la deuda pública, que se imputan por las respectivas subpartidas de la 4.10.00.00.00 "Servicio de la Deuda Pública".

4.03.08.01.00 Primas y gastos de seguros

Gastos por servicios que presten las compañías de seguros a los organismos del sector público, para proteger de riesgos a personas o cosas.

4.03.08.02.00 Comisiones y gastos bancarios

Gastos por servicios que prestan las instituciones financieras bancarias, tales como: giros bancarios, emisión de chequeras, cheques de gerencia y estados de cuenta, cajas de seguridad, comisiones por administración de fideicomisos, entre otros.

4.03.08.03.00 Comisiones y gastos de adquisición de seguros

Comprende los gastos en que incurren los organismos, por concepto de comisiones por los servicios prestados por las empresas de seguro y adquisición de pólizas seguros.

4.03.09.00.00 Viáticos y pasajes

Asignaciones que se otorgan a empleados y obreros con motivo de la prestación de servicios fuera del lugar habitual de trabajo, conforme al ordenamiento jurídico vigente. Comprende las asignaciones para cancelar a las personas sin relación de dependencia con el organismo, que presten servicios o cumplan misiones oficiales en sitios distantes a su residencia habitual. Asimismo, incluye las asignaciones para efectuar pagos directos por concepto de viáticos y pasajes a personas naturales o jurídicas que faciliten los servicios; así como los pagos a personas naturales que presten este tipo de servicio.

4.03.09.01.00 Viáticos y pasajes dentro del país

Gastos por traslado de personas por cuenta y en representación del organismo, dentro del territorio nacional, de acuerdo al ordenamiento jurídico vigente.

4.03.09.02.00 Viáticos y pasajes fuera del país

Gastos por traslado de personas, por cuenta y en representación del organismo, fuera del territorio nacional, de acuerdo al ordenamiento jurídico vigente.

4.03.09.03.00 Asignación por kilómetros recorridos

Compensación por gastos de traslado terrestre realizado en vehículo propiedad o no de los funcionarios, calculada con base en un monto por kilómetro recorrido.

4.03.10.00.00 <u>Servicios profesionales y técnicos</u>

Servicios prestados por personas jurídicas tales como: servicios jurídicos; de contabilidad y auditoria, de procesamiento de datos, de ingeniería y arquitectónicos; médicos-odontológicos y otros servicios de sanidad; de veterinaria; de capacitación y adiestramiento; presupuestarios; de lavandería y tintorería; de vigilancia; para la elaboración y suministro de comida y otros. Los servicios de carácter eventual prestados por personas naturales se imputan por la específica 4.01.01.18.00 "Remuneraciones al personal contratado".

4.03.10.01.00 Servicios jurídicos

Gastos por concepto de servicios prestados por personas jurídicas con la finalidad de atender consultas o estudios de carácter legal requeridos por la institución.

4.03.10.02.00 Servicios de contabilidad y auditoría

Comprende los gastos por concepto de servicios de contabilidad y auditoría prestados por personas jurídicas, con la finalidad de atender las actividades del organismo.

4.03.10.03.00 Servicios de procesamiento de datos

Gastos por concepto de servicios realizados por personas jurídicas, vinculados con la informática, especialmente en aspectos tales como: desarrollo, mantenimiento y auditoría de sistemas, y asesorías en tópicos vinculados con la computación.

4.03.10.04.00 Servicios de ingeniería y arquitectónicos

Servicios de ingeniería y arquitectura, prestados por personas jurídicas, para la elaboración de planos y proyectos de mantenimiento o construcción de obras a desarrollar por el organismo.

4.03.10.05.00 Servicios médicos, odontológicos y otros servicios de sanidad

Comprende los gastos por concepto de servicios médicos y odontológicos prestados por personas jurídicas.

4.03.10.06.00 Servicios de veterinaria

Comprende los gastos por concepto de servicios de veterinaria prestados por personas jurídicas a instituciones generalmente dedicadas a las actividades ganaderas o similares.

4.03.10.07.00 Servicios de capacitación y adiestramiento

Asignación para atender los gastos por actividades de capacitación y adiestramiento prestados por personas jurídicas, de conformidad con los planes y programas de capacitación y adiestramiento institucionales.

4.03.10.08.00 Servicios presupuestarios

Asignación para atender los gastos por servicios presupuestarios prestados por personas jurídicas.

4.03.10.09.00 Servicios de lavandería y tintorería

Previsión para atender los servicios de lavandería y tintorería realizados por terceros. Los servicios de limpieza se imputan en la 4.03.12.00.00 "Conservación y reparaciones menores de obras".

4.03.10.10.00 Servicios de vigilancia

Gastos por concepto de servicios de vigilancia, relacionados con el cuidado y el resguardo de personas y bienes del organismo.

4.03.10.11.00 Servicios para la elaboración y suministro de comida

Asignación para atender gastos por servicios prestados por personas jurídicas para la elaboración y suministro de servicios alimentarios, los cuales se ofrecen en lugares como: escuelas, comedores universitarios, centros de acción social, residencias geriátricas, hospitales y clínicas, prisiones, ejército, y en otros lugares.

Igualmente, incluye las comidas y refrigerios servidos en viajes de las líneas aéreas.

4.03.10.99.00 Otros servicios profesionales y técnicos

Asignación para atender gastos por concepto de servicios profesionales y técnicos prestados por personas jurídicas, no incluidos en las específicas anteriores.

4.03.11.00.00 **<u>Conservación y reparaciones menores de maquinaria y equipos</u>**

Servicios de mantenimiento y reparaciones menores de los equipos y maquinarias del organismo, a efectos de su normal funcionamiento. Comprende la asignación para atender los gastos por concepto de conservación y reparación de maquinaria y equipos de construcción, campo, industria y taller; de transporte, tracción y elevación, de comunicaciones y de señalamiento; médico-quirúrgicos, dentales y de veterinaria; científicos, religiosos, de enseñanza y recreación; equipos para la seguridad pública; máquinas, muebles y demás equipos de oficina y alojamiento; y otros. Cuando en el costo de los servicios de reparación prestados por terceros se incluya el valor de los repuestos, el costo total del servicio se imputará a la específica correspondiente de esta genérica.

4.03.11.01.00 **Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller**

Servicios de conservación y reparaciones menores de maquinarias y equipos, utilizados predominantemente en la industria de la construcción, en la producción agropecuaria, en las industrias manufactureras y en los talleres; entre los cuales se nombran: mezcladoras, excavadoras, máquinas lavadoras de automóviles, cosechadoras, fumigadoras, multígrafos, fotocopiadoras, telares, equipos petroleros, compresores de aire, turbinas, calderas, entre otros.

4.03.11.02.00 **Conservación y reparaciones menores de equipos de transporte, tracción y elevación**

Servicios de conservación y reparaciones menores de equipos de tracción y elevación que tienden a mantenerlos en condiciones adecuadas de funcionamiento, tales como: automóviles, locomotoras, barcos, tractores, grúas, aviones, elevadores, entre otros.

4.03.11.03.00 **Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento**

Servicios de conservación y reparaciones menores de equipos de comunicaciones y señalamiento, que tienden a mantenerlos en condiciones adecuadas de funcionamiento tales como: telégrafos, teletipos, teléfonos, fax, semáforos, faros, radares, entre otros.

4.03.11.04.00 Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria

Gastos por concepto de servicios de conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria, tales como: aparatos de rayos X, maquinarias esterilizadoras, sillas dentales, instrumental y mesas de operación, aparatos para realizar estudios por imágenes como: tomografías, resonancias magnéticas, mamografías, entre otros equipos.

4.03.11.05.00 Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación

Comprende la asignación para atender los gastos por concepto de servicios de conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación tales como: modelos anatómicos (clínicos y quirúrgicos), equipos de gimnasia e instrumentos musicales, proyectores y demás medios audiovisuales.

4.03.11.06.00 Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional

Gastos por concepto de servicios de conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional, que tienden a mantenerlos en condiciones adecuadas de funcionamiento.

4.03.11.07.00 Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento

Comprende la asignación para atender los gastos por concepto de servicios de conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento tales como: cajas de seguridad, máquinas de escribir, juegos de dormitorio, comedor y recibo, equipos de computación, escritorios, fotocopiadoras, impresoras, scanners, entre otros.

4.03.11.99.00 Conservación y reparaciones menores de otras maquinaria y equipos

Servicios de conservación y reparaciones menores de maquinaria y equipos no incluidos en ningunas de las específicas anteriores.

4.03.12.00.00 <u>Conservación y reparaciones menores de obras</u>

Servicios de conservaciones y reparaciones menores de obras que tiendan a mantenerlos en condiciones adecuadas de funcionamiento, tales como: servicios de limpieza, pintura, desmonte, mantenimiento y reparaciones menores.

Incluye conservaciones y reparaciones menores de bienes del dominio privado y bienes del dominio público.

Cuando en el costo de los servicios de conservación y reparaciones menores de obras prestados por terceros se incluyan el valor de los materiales, el costo total del servicio se imputará a la específica correspondiente de esta genérica.

4.03.12.01.00 Conservación y reparaciones menores de obras en bienes del dominio privado

Servicios de limpieza, conservación y reparaciones menores de edificios destinados a hospitales, escuelas, oficinas, industrias, silos, almacenes, estacionamientos, piscinas y otras obras civiles de los organismos del sector público, cuya finalidad es la de mantenerlos en condiciones adecuadas de funcionamiento.

4.03.12.02.00 Conservación y reparaciones menores de obras en bienes del dominio público

Gastos por concepto de servicios de limpieza, conservación y reparaciones menores de carreteras, plazas, cloacas y otras obras del dominio público.

4.03.13.00.00 Servicios de construcciones temporales

Gastos por concepto de servicios de construcción de obras de carácter temporal que serán desarmadas o destruidas en tiempo muy breve.

4.03.13.01.00 Servicios de construcciones temporales

Gastos por concepto de servicios de construcción de obras de carácter temporal que serán desarmadas o destruidas en tiempo muy breve.

4.03.14.00.00 Servicios de construcción de edificaciones para la venta

Contempla los créditos para atender el pago de los servicios de construcción de edificaciones para la venta, contratados con terceros.

4.03.14.01.00 Servicios de construcción de edificaciones para la venta

Contempla los créditos para atender el pago de los servicios de construcción de edificaciones para la venta, contratados con terceros.

4.03.15.00.00 Servicios fiscales

Gastos destinados para el pago de los derechos de importación, servicios aduaneros, tasas y otros derechos obligatorios que estime realizar el organismo en el período presupuestario.

4.03.15.01.00 Derechos de importación y servicios aduaneros

Gastos del organismo por concepto de derechos de importación y servicios de aduanas.

4.03.15.02.00 Tasas y otros derechos obligatorios

Comprende la asignación para atender los gastos destinados al pago de tasas y otros derechos obligatorios. No incluye los pagos por impuestos directos que se imputan por la específica 4.08.06.07.00. Tampoco contempla los pagos por impuestos indirectos (impuesto al valor agregado, impuesto al lujo, entre otros) generados por las adquisiciones de bienes y contrataciones de servicios, los cuales se imputan por la partida 4.03.18.00.00 "Impuesto indirectos".

4.03.15.03.00 Asignación a agentes de especies fiscales

Gastos por concepto de comisiones y otras asignaciones a agentes particulares expendedores de estampillas, papel sellado y otras especies fiscales.

4.03.15.99.00 Otros servicios fiscales

Gastos por concepto de otros servicios fiscales no incluidos en las específicas anteriores.

4.03.16.00.00 <u>Servicios de diversión, esparcimiento y culturales</u>

Egresos que estime efectuar el organismo para atender los servicios de diversión, culturales y de esparcimiento que se ejecuten en relación directa con las actividades básicas del mismo. Se imputan por esta partida los recursos asignados por concepto de Planes Vacacionales.

4.03.16.01.00 Servicios de diversión, esparcimiento y culturales

Egresos que estime efectuar el organismo para atender los servicios de diversión, culturales y de esparcimiento que se ejecutan en relación directa con las actividades básicas del mismo. Se imputan por esta partida los recursos asignados por concepto de Planes Vacacionales.

4.03.17.00.00 <u>Servicios de gestión administrativa prestados por organismos de asistencia técnica</u>

Se imputan por esta genérica, las asignaciones a organismos de asistencia técnica, por los servicios administrativos, adquisición de bienes, contratación y pagos a personas naturales o jurídicas, de conformidad con los requisitos y características establecidos en los convenios que al efecto se celebren. Se incluye además, el pago que se hace a dichos organismos por la prestación de estos servicios.

4.03.17.01.00 Servicios de gestión administrativa prestados por organismos de asistencia técnica

Se imputan por esta específica, las asignaciones a organismos de asistencia técnica, por los servicios administrativos, adquisición de bienes, contratación y pagos a personas naturales o jurídicas, de conformidad con los requisitos y características establecidos en los convenios que al efecto se celebren. Se incluye además, el pago que se hace a dichos organismos por la prestación de estos servicios.

4.03.18.00.00 <u>Impuestos indirectos</u>

Se imputan por esta genérica, las erogaciones destinadas al pago de los impuestos indirectos contenidos en la normativa legal vigente.

4.03.18.01.00 Impuesto al valor agregado

Se imputa por esta específica, la previsión para atender el pago del impuesto al valor agregado (IVA) de las adquisiciones de bienes y servicios a proveedores nacionales, realizadas por los organismos de la Administración Pública. Asimismo, se imputa el impuesto al valor agregado aplicable a la importación de bienes o servicios.

4.03.18.99.00 Otros impuestos indirectos

Se imputan por esta específica los otros impuestos diferentes al IVA.

4.03.19.00.00 <u>Comisiones por servicios para cumplir con los beneficios sociales</u>

Gastos por comisiones que derivan de los servicios que prestan las empresas encargadas de elaborar los tickets, cupones, tarjetas electrónicas y similares, cualquiera sea su fín.

4.03.19.01.00 Comisiones por servicios para cumplir con los beneficios sociales

Gastos por comisiones que derivan de los servicios que prestan las empresas encargadas de elaborar los tickets, cupones, tarjetas electrónicas y similares, cualquiera sea su fín.

4.03.99.00.00 <u>Otros servicios no personales</u>

Comprende la asignación para atender los gastos por concepto de otros servicios no personales que se estimen contratar, no incluidos en las genéricas anteriores.

4.03.99.01.00 Otros servicios no personales

Comprende la asignación para atender los gastos por concepto de otros servicios no personales que se estimen contratar, no incluidos en las específicas anteriores.

IV. EGRESOS
4.04.00.00.00 Activos Reales

4.04.00.00.00 ACTIVOS REALES

Comprende los gastos por adquisición de maquinarias y equipos nuevos y sus adiciones y reparaciones mayores realizados por los organismos con terceros. Incluye, de igual modo, las construcciones, adiciones y reparaciones mayores de edificios y obras de infraestructura de dominio privado y público que realiza el Estado mediante terceros, así como los estudios y proyectos para inversión, semovientes, activos intangibles y otro tipo de activos reales que reúna como mínimo las siguientes características:

1. Largo uso y duración. Son bienes que tienen un uso normal que sobrepasa el año.

2. Son de carácter permanente. En este sentido, las maquinarias y equipos son de naturaleza tal, que pueden utilizarse en forma continua, por un largo tiempo, sin perder sus características ni deteriorar perceptiblemente su estado.

3. Alto costo. Son bienes cuyo costo unitario es significativo, lo que amerita considerarlos como bienes nacionales o activos fijos.

Las construcciones de obras del dominio privado y dominio público, que se incluyen en esta partida contemplan además, las conservaciones, ampliaciones, mejoras y reparaciones mayores que aumentan el valor de las construcciones y prolongan notablemente su vida útil.

La distinción de bienes del dominio privado y del dominio público, radica en que los bienes del dominio público son inalienables e imprescriptibles. Por otra parte, los bienes y servicios clasificados en esta distinción es solo a los efectos presupuestario y contable

Los gastos para las instalaciones de las maquinarias y equipos consideradas como activos reales, se imputan por la misma específica por donde se realiza la adquisición de dichas maquinarias y equipos.

Las maquinarias y equipos, edificios y demás activos reales adquiridos por el organismo o construidos por terceros, para ser destinados a la venta, se imputan por las correspondientes específicas de la genérica 4.02.11.00.00 "Bienes para la venta" y por la genérica 4.03.14.00.00 "Servicios de construcción de edificios para la venta ", respectivamente.

Las asignaciones para adquisición de activos reales considerados por la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal como gastos destinados a la defensa y seguridad del Estado, se imputan por la partida 4.06.00.00.00 “Gastos de defensa y seguridad del Estado”.

El impuesto al valor agregado (IVA) aplicable a la adquisición de bienes, se imputa por la específica 4.03.18.01.00 “Impuesto al valor agregado”.

4.04.01.00.00 **Repuestos y reparaciones mayores**

Repuestos y reparaciones mayores que tiendan a aumentar sustancialmente el valor del activo o prolongar perceptiblemente su vida útil. Esto incluye la reposición de secciones principales del equipo tales como: motores, carrocerías, chasis para vehículos de motor, entre otros.

No se incluyen los accesorios mayores que han de formar parte del equipo (comprado originalmente sin tales accesorios) ya que los mismos deben considerarse como costo adicional, clasificándose en la cuenta del equipo correspondiente. Por ejemplo, la caja de volteo para un camión comprado originalmente sin este accesorio.

No se incluyen los artículos que constituyan partes principales de una instalación y que independientemente puedan considerarse como equipos, tales como: turbinas, generadores, calderas, entre otros.

4.04.01.01.00 **Repuestos mayores**

Repuestos mayores que tiendan a aumentar sustancialmente el valor de los activos, o a prolongar perceptiblemente su vida útil. tales como: carrocerías, chasis, motores, memoria ram, tarjeta madre, entre otros.

4.04.01.01.01 **Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller**

Repuestos mayores que tiendan a aumentar sustancialmente el valor de las maquinarias y equipos de construcción, campo, industria y taller o a prolongar perceptiblemente su vida útil.

4.04.01.01.02 **Repuestos mayores para equipos de transporte, tracción y elevación**

Repuestos mayores que tiendan a aumentar sustancialmente el valor de los equipos de transporte, tracción y elevación o prolongar perceptiblemente su vida útil.

4.04.01.01.03 **Repuestos mayores para equipos de comunicaciones y de señalamiento**

Repuestos mayores que tiendan a aumentar sustancialmente el valor de los equipos de comunicación y de señalamiento, o a prolongar perceptiblemente su vida útil.

4.04.01.01.04 Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria

Repuestos mayores que tiendan a aumentar sustancialmente el valor de los equipos médico-quirúrgicos, dentales y de veterinaria, o a prolongar perceptiblemente su vida útil.

4.04.01.01.05 Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación

Repuestos mayores que tiendan a aumentar sustancialmente el valor de los equipos científicos, religiosos, de enseñanza y recreación, o a prolongar perceptiblemente su vida útil.

4.04.01.01.06 Repuestos mayores para equipos y armamentos de orden público, seguridad y defensa

Repuestos mayores que tiendan a aumentar sustancialmente el valor de los equipos y armamentos de orden público, seguridad y defensa, o a prolongar perceptiblemente su vida útil.

4.04.01.01.07 Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento

Repuestos mayores que tiendan a aumentar sustancialmente el valor de las máquinas, muebles y demás equipos de oficina y alojamiento, o a prolongar perceptiblemente su vida útil. Incluye los repuestos mayores de equipos de computación.

4.04.01.01.99 Repuestos mayores para otras maquinaria y equipos

Repuestos mayores para otras maquinarias y equipos no especificados en las subpartidas anteriores.

4.04.01.02.00 Reparaciones mayores de maquinaria y equipos

Reparaciones que implican un aumento significativo en la vida útil del activo o una ampliación importante de su capacidad productiva. Incluye gastos por mano de obra y accesorios

Cuando en el costo de reparaciones mayores, prestadas por terceros, se incluya el valor de los repuestos y accesorios, el costo total de la reparación se imputará a la subespecífica correspondiente de esta específica.

4.04.01.02.01 Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller

Reparaciones mayores que tiendan a aumentar sustancialmente el valor de las maquinarias y equipos de construcción, campo, industria y taller o a prolongar perceptiblemente su vida útil.

4.04.01.02.02 Reparaciones mayores de equipos de transporte, tracción y elevación

Reparaciones mayores que tiendan a aumentar sustancialmente el valor de los equipos de transporte, tracción y elevación o a prolongar perceptiblemente su vida útil.

4.04.01.02.03 Reparaciones mayores de equipos de comunicaciones y de señalamiento

Reparaciones mayores que tiendan a aumentar sustancialmente el valor de los equipos de comunicaciones y de señalamiento o a prolongar perceptiblemente su vida útil.

4.04.01.02.04 Reparaciones mayores de equipos médico-quirúrgicos, dentales y de veterinaria

Reparaciones mayores que tiendan a aumentar sustancialmente el valor de los equipos médico-quirúrgicos, dentales y de veterinaria o a prolongar perceptiblemente su vida útil.

4.04.01.02.05 Reparaciones mayores de equipos científicos, religiosos, de enseñanza y recreación

Reparaciones mayores que tiendan a aumentar sustancialmente el valor de los equipos científicos, religiosos, de enseñanza y recreación o a prolongar perceptiblemente su vida útil.

4.04.01.02.06 Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional

Reparaciones mayores que tiendan a aumentar sustancialmente el valor de los equipos y armamentos de orden público, de seguridad y de defensa nacional o a prolongar perceptiblemente su vida útil.

4.04.01.02.07 Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento

Reparaciones mayores que tiendan a aumentar sustancialmente el valor de las máquinas, muebles y demás equipos de oficina y alojamiento o a prolongar perceptiblemente su vida útil. Incluye las reparaciones mayores de equipos de computación.

4.04.01.02.99 Reparaciones mayores de otras maquinaria y equipos

Reparaciones mayores de otras maquinarias y equipos no especificadas en las subpartidas anteriores.

4.04.02.00.00 **<u>Conservación, ampliaciones y mejoras mayores de obras</u>**

Gastos destinados a las conservaciones, ampliaciones y mejoras mayores de edificaciones, carreteras, plazas y demás obras de infraestructura que aumenten el valor de dichos activos. Se imputan por esta genérica los trabajos realizados por terceros.

4.04.02.01.00 **Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado**

Gastos destinados a las conservaciones, ampliaciones y mejoras mayores de obras del dominio privado tales como: silos, edificaciones para salud, educación, oficina, entre otros.

4.04.02.02.00 **Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público**

Gastos destinados a las conservaciones, ampliaciones y mejoras mayores de obras del dominio público tales como: carreteras, plazas, parques y acueductos.

4.04.03.00.00 **<u>Maquinaria y demás equipos de construcción, campo, industria y taller</u>**

Bienes muebles de alto costo unitario y con duración mayor de un año, utilizados predominantemente en la industria de la construcción, en la producción agropecuaria, en las industrias manufactureras y en los talleres.

4.04.03.01.00 **Maquinaria y demás equipos de construcción y mantenimiento**

Bienes muebles de alto costo unitario y con duración mayor de un año, utilizados en la industria de la construcción, tales como: mezcladoras, excavadoras, aplanadoras, asfaltadoras, martillos de aire, bombas de inyección, calderas de vapor, calibradoras de madera, compresores de aire, equipos de refrigeración, escaleras portátiles, generadores eléctricos, hornos industriales, juegos de llaves, remachadoras, entre otros.

4.04.03.02.00 **Maquinaria y equipos para mantenimiento de automotores**

Bienes muebles de alto costo unitario y con duración mayor de un año, empleados especialmente en la reparación y mantenimiento de automotores, tales como: máquinas lavadoras de carros, equipos para cambio de aceite, cargadores de baterías, alineadores, equipos de engrase, esmeriladoras de válvulas, gatos extensores, herramientas de taller, rectificadoras, remachadoras de bandas de freno, entre otros.

4.04.03.03.00 Maquinaria y equipos agrícolas y pecuarios

Bienes muebles de alto costo unitario, con duración mayor de un año, destinados primordialmente a la agricultura, ganadería silvicultura y explotaciones similares, tales como: criadoras avícolas, cosechadoras, despulpadoras de café, fumigadoras, secadoras, segadoras, incubadoras, equipos para análisis de suelo, molinos, ordeñadoras mecánicas, entre otras.

4.04.03.04.00 Maquinaria y equipos de artes gráficas y reproducción

Bienes muebles de alto costo unitario, con duración mayor de un año, destinados a imprenta, talleres de fotograbados, litografía, encuadernación y similares, tales como: prensas, rotativas, linotipos, guillotinas. Incluye asimismo, los equipos de reproducción tales como: multígrafos, fotocopiadoras aunque se destinen al uso de oficinas, reveladores de fotocopiadoras, entre otros.

4.04.03.05.00 Maquinaria y equipos industriales y de taller

Bienes muebles de alto costo unitario, con duración mayor de un año, para uso de la industria manufacturera, minera y en talleres de diferentes artes y oficios, tales como: telares, fresadoras, remachadoras, tornos, trompo de carpintería, equipos petroleros, compresores de aire, entre otros.

4.04.03.06.00 Maquinaria y equipos de energía

Bienes muebles de alto costo unitario, con duración mayor de un año, destinados a la producción y transmisión de energía, tales como: turbinas, calderas, motores, generadores, entre otros.

4.04.03.07.00 Maquinaria y equipos de riego y acueductos

Bienes muebles de alto costo unitario, con duración mayor de un año, utilizados en sistemas de riego y acueductos.

4.04.03.08.00 Equipos de almacén

Bienes muebles de alto costo unitario, con duración mayor de un año, destinados a la conservación y almacenaje de productos, tales como: equipamientos de silos y frigoríficos. Igualmente, se incluyen equipos usados en almacenes, para marcar, sellar y prensar. Los equipos de tracción y elevación se imputan por la 4.04.04.06.00 "Equipos auxiliares de transporte".

4.04.03.99.00 Otra maquinaria y demás equipos de construcción, campo, industria y taller

Otras maquinarias y demás equipos de construcción, campo, industria y taller, no incluidas en las subpartidas anteriores.

4.04.04.00.00 Equipos de transporte, tracción y elevación

Bienes muebles de alto costo unitario y con duración mayor de un año, destinados al transporte de pasajeros y carga.

4.04.04.01.00 Vehículos automotores terrestres

Bienes muebles de alto costo unitario y con duración mayor de un año, destinados al transporte de pasajeros y carga, tales como: automóviles, autobuses, camiones, motos y vehículos especializados como ambulancias, carros bombas, grúas, furgonetas, transportadores de vehículos, entre otros.

4.04.04.02.00 Equipos ferroviarios y de cables aéreos

Bienes muebles de alto costo unitario y con duración mayor de un año, para transporte de pasajeros o carga, que se desplazan en vías férreas o directamente sobre calles o avenidas, o con cables aéreos como: autovías, locomotoras, vagones, trolleys, vagonetas, tranvías, entre otros.

4.04.04.03.00 Equipos marítimos de transporte

Bienes muebles de alto costo unitario con duración mayor de un año, destinados al transporte de pasajeros y cargas por vías marítimas y fluviales, tales como: barcos, barcazas, lanchas, balandras, botes, buques, gabarras, remolcadores y los equipos e instrumentos de navegación marítima.

4.04.04.04.00 Equipos aéreos de transporte

Bienes muebles de alto costo unitario y con duración de un año, utilizados en el transporte aéreo de carga y de pasajeros tales como: aviones, helicópteros, avionetas y los equipos e instrumentos de navegación aérea.

4.04.04.05.00 Vehículos de tracción no motorizados

Bienes muebles destinados al transporte de carga o personas que se desplazan por medio de la tracción de personas o animales, tales como: bicicletas, carretillas, remolques, entre otros.

4.04.04.06.00 Equipos auxiliares de transporte

Bienes muebles de alto costo unitario y con duración mayor de un año, destinados a las operaciones de levantar, mover y transportar materiales en puertos y aeropuertos, almacenes, patios de recepción y despacho, y comprende equipos tales como: ascensores, grúas, elevadores, zorras, entre otros.

4.04.04.99.00 Otros equipos de transporte, tracción y elevación

Representan otros equipos de transporte, tracción y elevación, no incluidos en los subpartidas anteriores.

4.04.05.00.00 <u>Equipos de comunicaciones y de señalamiento</u>

Bienes muebles de alto costo unitario y con duración mayor de un año, destinados a las comunicaciones y señales de tránsito.

4.04.05.01.00 Equipos de telecomunicaciones

Bienes muebles de alto costo unitario y con duración mayor de un año, destinados a las comunicaciones, tales como: aparatos e implemento telex, fax, teléfonos, videos grabadores, discos videos, televisores, sistema de circuito cerrado, generadores de señales y similares. Incluye accesorios de teléfonos celulares.

4.04.05.02.00 Equipos de señalamiento

Bienes muebles de alto costo unitario y con duración mayor de un año, destinados al señalamiento del tránsito terrestre y del transporte marítimo, tales como: faros, boyas, balizas y semáforos.

4.04.05.03.00 Equipos de control de tráfico aéreo

Bienes muebles de alto costo unitario y con duración mayor de un año, destinados al señalamiento del transporte aéreo, como los radares.

4.04.05.04.00 Equipos de correo

Bienes muebles de alto costo unitario y con duración mayor de un año, destinados al franqueo, clasificación y distribución de correspondencia, tales como: máquinas franqueadoras, equipos clasificadores y distribuidores de correspondencia y buzones.

4.04.05.99.00 Otros equipos de comunicaciones y de señalamiento

Representan otros equipos de comunicaciones y de señalamiento no incluidos en las subpartidas anteriores.

4.04.06.00.00 **<u>Equipos médico - quirúrgicos, dentales y de veterinaria</u>**

Bienes muebles de alto costo unitario y con duración mayor de un año, destinados a labores de odontología, cirugía y veterinaria que se realizan en hospitales, unidades sanitarias, consultorios odontológicos y servicios veterinarios, así como en los laboratorios auxiliares de las ciencias médicas, tales como: rayos x, máquinas esterilizadoras, sillas dentales, mesas operatorias, instrumental de operaciones, aparatos de medición, aparatos para realizar estudios por imágenes como: tomografías, resonancias magnéticas, mamografías, entre otros equipos.

4.04.06.01.00 **Equipos médico - quirúrgicos, dentales y de veterinaria**

Bienes muebles de alto costo unitario y con duración mayor de un año, destinados a labores de odontología, cirugía y veterinaria que se realizan en hospitales, unidades sanitarias, consultorios odontológicos y servicios veterinarios, así como en los laboratorios auxiliares de las ciencias médicas, tales como: rayos X, máquinas esterilizadoras, sillas dentales, mesas operatorias, instrumental de operaciones, aparatos de medición, aparatos para realizar estudios por imágenes como: tomografías, resonancias magnéticas, mamografías, entre otros equipos.

4.04.06.99.00 **Otros equipos médico - quirúrgicos, dentales y de veterinaria**

Otros equipos médico - quirúrgicos dentales y de veterinaria, no incluidos en otras subpartidas anteriores.

4.04.07.00.00 **<u>Equipos científicos, religiosos, de enseñanza y recreación</u>**

Bienes muebles utilizados para fines didácticos, deportivos, científicos, religiosos y recreativos.

4.04.07.01.00 **Equipos científicos y de laboratorio**

Bienes muebles utilizados en laboratorios de investigación o como instrumental de trabajo en las diversas ciencias experimentales, (distintas de la medicina) como ingeniería, meteorología, química y física, y entre estos equipos se mencionan: agitadores, alcalímetros, amperímetros, aparatos de explotación geográfica de terrenos, aparatos para destilar agua, aparatos para electrólisis, aparatos para la determinación del peso molecular, barómetros, binóculos, medidores de ácidos y medidores de fluidos.

4.04.07.02.00 **Equipos de enseñanza, deporte y recreación**

Bienes muebles destinados a fines didácticos, deportivos y recreativos, tales como: proyectores y demás medios audiovisuales, modelos anatómicos, pizarrones, pupitres, cátedras, equipos para gimnasia y parques recreativos, utilería y vestuario. Los televisores y cónsolas de sonidos se imputan por las específicas 4.04.05.00.00 y 4.04.07.06.00 "Equipos de comunicaciones y de señalamiento" e "Instrumentos musicales y equipos de audio", respectivamente.

4.04.07.03.00 Obras de arte

Bienes muebles utilizados como colecciones artísticas y ornamentales, tales como: cuadros de pinturas y esculturas.

4.04.07.04.00 Libros, revistas y otros instrumentos de enseñanzas

Bienes muebles destinados a la dotación de bibliotecas o para el uso de oficinas, catalogados como material permanente y sujetos al control de inventarios. Se incluyen la adquisición de instrumentos de enseñanzas presentados por medios magnéticos, tales como: cd's, diskettes, entre otros. Los libros y revistas considerados como material de consumo se clasificarán en la sub-partida 4.02.05.04.00. "Libros, revistas y periódicos".

4.04.07.05.00 Equipos religiosos

Bienes muebles de carácter permanente destinados a cultos religiosos, tales como: altares, cálices, campanas, candelabros, confesionarios, imágenes sagradas, entre otros.

4.04.07.06.00 Instrumentos musicales y equipos de audio

Bienes muebles, de carácter permanente, destinados a la interpretación de música: como: piano, violín, órgano, entre otros, y a la reproducción de audio como: cónsolas de sonido, amplificadores, ecualizadores, mezcladores, cornetas, micrófonos, entre otros.

4.04.07.99.00 Otros equipos científicos, religiosos, de enseñanza y recreación

Se imputan por esta específica los gastos para la adquisición de otros equipos científicos, religiosos, de enseñanza y recreación, no incluidos en las anteriores.

4.04.08.00.00 <u>Equipos y armamentos de orden público, seguridad y defensa</u>

Comprende la asignación para atender los gastos destinados a la adquisición de bienes muebles de alto costo unitario que se destinen al orden público, a la seguridad y a la defensa. Incluye aquellos bienes de seguridad utilizados para la custodia y el resguardo de las personas.

4.04.08.01.00 Equipos y armamentos de orden público, seguridad y defensa nacional

Bienes muebles especiales usados por las fuerzas de orden público, de seguridad y de defensa nacional, en la protección de vidas, de propiedades y resguardo de la soberanía nacional, tales como: buques, aviones, armas y todos aquellos equipos especiales con el mismo fin. No incluye los animales destinados para la seguridad y orden público, los cuales se imputan por la 4.04.10.00.00 "Semovientes".

4.04.08.02.00 Equipos y armamentos de seguridad para la custodia y resguardo de personas

Bienes muebles adquiridos por organismos del sector público, para la protección y resguardo de vidas de las máximas autoridades, tales como: armas y demás equipos utilizados para tal fin.

4.04.08.99.00 Otros equipos y armamentos de orden público, seguridad y defensa

Comprende los gastos para la adquisición de otros equipos y armamentos de orden público, seguridad y defensa no incluidos en la específica anterior.

4.04.09.00.00 <u>Máquinas, muebles y demás equipos de oficina y alojamiento</u>

Bienes muebles de alto costo unitario y con duración mayor de un año, destinados a oficinas y alojamiento.

4.04.09.01.00 Mobiliario y equipos de oficina

Bienes muebles destinados al uso de oficinas tales como: estantes, escritorios, kárdex, mesas, troqueladoras de cheques, calculadoras de mesa, máquinas de escribir, cajas de seguridad, entre otros.

4.04.09.02.00 Equipos de computación

Bienes muebles utilizados para el procesamiento electrónico de datos, tales como: unidades centrales de procesamiento, impresoras, pantallas, grabo-verificadores, unidades de cinta, unidades de disco, ampliación de memoria, regulador de voltaje, fuente de poder, entre otros.

4.04.09.03.00 Mobiliario y equipos de alojamiento

Bienes muebles destinados al uso doméstico, utilizados por los organismos de la Administración Pública, tales como: acuarios, aspiradoras, bañeras, cocinas, juegos de dormitorios, comedor, recibos, vitrinas, entre otros. Incluye asímismo los equipos de aire acondicionado cualquiera sea su uso, con excepción de los utilizados en equipos de tracción, transporte y elevación; también incluye los extintores contra incendios cualquiera sea su uso.

4.04.09.99.00 **Otras máquinas, muebles y demás equipos de oficina y alojamiento**

Otras máquinas, muebles y demás equipos de oficina y alojamiento no incluidas en las subpartidas anteriores.

4.04.10.00.00 **Semovientes**

Animales de todo tipo, además de los adquiridos con fines ornamentales, de reproducción o trabajo, así como los destinados a la seguridad o a la prestación de servicios especiales. Excluyen los animales adquiridos para la experimentación y laboratorios, que se registran por la específica 4.02.01.03.00 "Productos agrícolas y pecuarios".

4.04.10.01.00 **Semovientes**

Animales de todo tipo, además de los adquiridos con fines ornamentales, de reproducción o trabajo, así como los destinados a la seguridad o a la prestación de servicios especiales. Excluyen los animales adquiridos para la experimentación y laboratorios, que se registran por la específica 4.02.01.03.00 "Productos agrícolas y pecuarios".

4.04.11.00.00 **Inmuebles, maquinaria y equipos usados**

Se imputan por esta genérica los gastos por la compra de inmuebles para el uso de entes públicos, por efecto de expropiaciones y para la adquisición de maquinaria y equipos usados. Los gastos de gestión y registro de los respectivos inmuebles y equipos, se imputan en las correspondientes específicas de esta genérica.

4.04.11.01.00 **Adquisición de tierras y terrenos**

Adquisición de cualquier tipo de tierras y terrenos independientemente del uso que se de a los mismos.

4.04.11.02.00 **Adquisición de edificios e instalaciones**

Adquisición de edificios, casas, quintas y cualquier otro tipo de instalaciones. Se imputa por esta específica los terrenos sobre los cuales reposen las edificaciones e instalaciones que se adquieran.

4.04.11.03.00 **Expropiación de tierras y terrenos**

Se imputan por esta específica los gastos por concepto de indemnización por la expropiación de tierras y terrenos.

4.04.11.04.00 Expropiación de edificios e instalaciones

Asignación para atender los gastos por concepto de indemnización por la expropiación de edificios, casas, quintas y cualquier otro tipo de instalaciones. Se imputa por esta específica la expropiación que se realice a un terreno, sobre el cual reposa la edificación e instalación a expropiar.

4.04.11.05.00 Adquisición de maquinaria y equipos usados

Asignación para la adquisición de maquinaria y equipos que hayan sido utilizados y que provengan del mercado nacional e internacional.

4.04.11.05.01 Maquinaria y demás equipos de construcción, campo, industria y taller

Bienes muebles usados, de alto costo unitario y con duración mayor de un año, utilizados predominantemente en la industria de la construcción, en la producción agropecuaria, en las industrias manufactureras y en los talleres.

4.04.11.05.02 Equipos de transporte, tracción y elevación

Bienes muebles usados, de alto costo unitario y con duración mayor de un año, destinados al transporte de pasajeros y carga.

4.04.11.05.03 Equipos de comunicaciones y de señalamiento

Bienes muebles usados, de alto costo unitario y con duración mayor de un año, destinados a las comunicaciones y señales de tránsito.

4.04.11.05.04 Equipos médico - quirúrgicos, dentales y de veterinaria

Bienes muebles usados, de alto costo unitario y con duración mayor de un año, destinados a labores de odontología, cirugía y veterinaria que se realizan en hospitales, unidades sanitarias, consultorios odontológicos y servicios veterinarios, así como en los laboratorios auxiliares de las ciencias médicas, tales como: rayos x, máquinas esterilizadoras, sillas dentales, mesas operatorias, instrumental de operaciones, aparatos de medición, aparatos para realizar estudios por imágenes como: tomografías, resonancias magnéticas, mamografías, entre otros equipos.

4.04.11.05.05 Equipos científicos, religiosos, de enseñanza y recreación

Bienes muebles usados y utilizados para fines didácticos, deportivos, científicos, religiosos y recreativos.

4.04.11.05.06 Equipos para la seguridad pública

Bienes muebles usados, de alto costo unitario que se destinen a la seguridad pública.

4.04.11.05.07 Máquinas, muebles y demás equipos de oficina y alojamiento

Bienes muebles usados, de alto costo unitario y con duración mayor de un año, destinados a oficinas y alojamiento.

4.04.11.05.99 Otras maquinaria y equipos usados

Otras maquinaria y equipos usados no incluidos en las específicas anteriores.

4.04.12.00.00 Activos intangibles

Adquisición de derechos para el uso de bienes, activos de la propiedad industrial y comercial, entre otros; cuyo valor se amortiza en más de un ejercicio.

4.04.12.01.00 Marcas de fábrica y patentes de invención

Asignación para atender los gastos generados por el uso de nombres comerciales, símbolos o emblemas que identifiquen un producto o conjunto de productos, que otorgan derechos de exclusividad para su uso o explotación, por parte del organismo, así como por los derechos concedidos para la fabricación, uso o venta de un nuevo producto, propiedad de personas jurídicas o naturales, nacionales o extranjeras.

4.04.12.02.00 Derechos de autor

Asignación para atender los gastos generados por el uso de obras técnicas, culturales, de arte o musicales, pertenecientes a personas jurídicas o naturales, nacionales o extranjeras.

4.04.12.03.00 Gastos de organización

Asignación para atender los gastos que se efectúan antes del inicio de las operaciones, tales como los de constitución jurídica, estudios de mercado, organización de la administración y contratación de recursos humanos de las personas jurídicas.

4.04.12.04.00 Paquetes y programas de computación

Inversión que realiza el organismo en la adquisición de paquetes y programas de computación, para ser aplicados en los sistemas administrativos y operativos computarizados de la institución. Igualmente se incluye por esta específica la actualización de los mismos.

4.04.12.05.00 Estudios y proyectos

Inversión que realiza el organismo en investigación y elaboración de proyectos, distintos a los incluidos en la genérica 4.04.13.00.00 Estudios y proyectos para inversión en activos fijos, destacándose los estudios y proyectos orientados a la conservación del medio ambiente y a la preservación de la especie, entre otros.

4.04.12.99.00 Otros activos intangibles

Asignación para atender los gastos generados por concepto de otros activos intangibles, no incluidos en específicas anteriores.

4.04.13.00.00 Estudios y proyectos para inversión en activos fijos

Estudios y proyectos para inversión en activos reales que posteriormente se capitalizan.

4.04.13.01.00 Estudios y proyectos aplicables a bienes del dominio privado

Gastos capitalizables que efectúa el organismo en estudios y proyectos aplicables a bienes muebles e inmuebles del dominio privado, como: edificios médicos asistenciales, militares y de seguridad, educativos, culturales, entre otros.

4.04.13.02.00 Estudios y proyectos aplicables a bienes del dominio público

Gastos capitalizables que efectúa el organismo en estudios y proyectos aplicables a bienes muebles e inmuebles del dominio público, como: carreteras, parques, plazas, túneles, entre otros.

4.04.14.00.00 Contratación de inspección de obras

Gastos por labores de inspección de obras por contratos, que realicen personas naturales o jurídicas con el organismo, en obras del dominio privado y público que le estén construyendo a los organismos del sector público.

4.04.14.01.00 Contratación de inspección de obras de bienes del dominio privado

Gastos por labores de inspección de obras por contratos que realicen personas naturales o jurídicas con el organismo, en obras del dominio privado como: edificaciones médico asistenciales, educativas, culturales, industriales, entre otras. Se excluyen aquellas obras ubicadas en zona declarada militar.

4.04.14.02.00 Contratación de inspección de obras de bienes del domino público

Gastos por labores de inspección de obras por contratos que realicen personas naturales o jurídicas con el organismo, en obras del dominio público, que le estén construyendo a los organismos públicos, tales como avenidas, plazas, parques, fuertes militares, cuarteles y cualquier otra instalación ubicada en zona declarada militar, entre otros.

4.04.15.00.00 <u>Construcciones del dominio privado</u>

Gastos para atender durante el ejercicio, la construcción de edificaciones e infraestructura física del dominio privado durante el ejercicio.

4.04.15.01.00 Construcciones edificaciones médico-asistenciales

Gastos por concepto de construcciones de edificaciones médico-asistenciales ejecutadas por administración indirecta.

4.04.15.02.00 Construcciones de edificaciones militares y de seguridad

Gastos por concepto de construcción de edificaciones destinadas al uso exclusivo de la Fuerza Armada Nacional y demás cuerpos de seguridad nacional, estadal y municipal. Las construcciones de uso militar y civil: hospitales, centros educativos, entre otros, se imputan por las correspondientes específicas.

4.04.15.03.00 Construcciones de edificaciones educativas, religiosas y recreativas

Gastos que se realizan para atender la construcción de edificaciones educativas de los diferentes niveles que conforman el sistema educativo venezolano, las edificaciones religiosas y las recreativas.

4.04.15.04.00 Construcciones de edificaciones culturales y deportivas

Asignación para atender los gastos que se realizan para la construcción de edificaciones destinadas a las actividades culturales y deportivas del país. Se incluyen las construcciones de casas para tal fin.

4.04.15.05.00 Construcciones de edificaciones para oficina

Construcción de edificaciones que se emplean como sede del organismo y por tanto sirven de apoyo básico para su funcionamiento.

4.04.15.06.00 Construcciones de edificaciones industriales

Asignación para atender los gastos de construcciones de edificaciones industriales que el sector público estime realizar como una forma de incentivar el desarrollo industrial del país.

4.04.15.07.00 Construcciones de edificaciones habitacionales

Asignación para atender los gastos de construcciones de edificaciones habitacionales que el sector público estime realizar. No se incluyen las construcciones de viviendas que se destinen para la venta. Estas se imputan por la 4.03.14.01.00 "Servicios de construcción de edificaciones para la venta".

4.04.15.99.00 Otras construcciones del dominio privado

Asignación para atender otras construcciones del dominio privado no incluidas en las específicas anteriores.

4.04.16.00.00 Construcciones del dominio público

Gastos para atender la construcción de edificios e infraestructura física del dominio público.

4.04.16.01.00 Construcción de vialidad

Comprende gastos por la construcción de carreteras, vías férreas, puentes, túneles, entre otros.

4.04.16.02.00 Construcción de plazas, parques y similares

Se imputan por esta específica los gastos que se estiman para la construcción de plazas, parques y similares.

4.04.16.03.00 Construcciones de instalaciones hidráulicas

Se imputan por esta específica los gastos en que se incurra para atender la construcción de instalaciones asociadas a la prestación de los servicios de agua potable y saneamiento, de riego, de drenaje, obras de canalización, presas, obras de control de torrentes y similares.

4.04.16.04.00 Construcciones de puertos y aeropuertos

Se imputan por esta específica los gastos que se realizan para atender la construcción de instalaciones portuarias y aeroportuarias en el ámbito nacional.

4.04.16.99.00 Otras construcciones del dominio público

Asignación para atender otras construcciones del dominio público no incluidas en las específicas anteriores.

4.04.99.00.00 Otros activos reales

Incluye otros activos reales no especificados en las subpartidas anteriores.

4.04.99.01.00 Otros activos reales

Otros activos reales no incluidos en las subpartidas anteriores.

IV. EGRESOS
4.05.00.00.00 Activos Financieros

4.05.00.00.00 ACTIVOS FINANCIEROS

Aportes de capital que realicen los organismos del sector público a otros entes del mismo sector, al sector privado o al sector externo, que no suponen la contraprestación de bienes o servicios y cuyos importes no son reintegrables por los beneficiarios, por lo que se constituyen en un aumento del patrimonio del organismo que los recibe. Se incluye además la adquisición de títulos, valores, concesión de préstamos y aumento de activos financieros.

4.05.01.00.00 Aportes en acciones y participaciones de capital

Aportes de capital directos o mediante adquisición de acciones u otros valores representativos de capital, que estimen realizar los organismos del sector público a otros entes del mismo sector, al sector privado o al externo, que generan participación patrimonial y que no suponen la contraprestación de bienes o servicios por el organismo receptor y no son reintegrables por los beneficiarios.

Estos aportes de capital representan una inversión indirecta para el organismo que realiza la aportación y un aumento de patrimonio para el organismo receptor.

4.05.01.01.00 Aportes en acciones y participaciones de capital al sector privado

Aportes de capital directos o mediante adquisición de acciones u otros valores representativos de capital, efectuados por organismos del sector público a personas jurídicas del sector privado, los cuales se realizan de acuerdo a normas o políticas gubernamentales vigentes. Estos aportes se traducen en una inversión financiera para el organismo que los otorga y en un aumento del patrimonio para el que los recibe.

4.05.01.02.00 Aportes en acciones y participaciones de capital al sector público

Aportes de capital directos o mediante adquisición de acciones u otros valores representativos de capital, que estimen efectuar los organismos del sector público a otros del mismo sector, realizadas de acuerdo a lo establecido en la Constitución de la República Bolivariana de Venezuela, leyes, o normas derivadas de políticas gubernamentales vigentes. Estos aportes se traducen en una inversión financiera para el organismo que los otorga y en un aumento del patrimonio para el que los recibe.

4.05.01.02.01 Aportes en acciones y participaciones de capital a entes descentralizados sin fines empresariales

Aportes de capital directos o mediante adquisición de acciones u otros valores representativos de capital, que estimen efectuar los organismos del sector público a entes descentralizados que no realizan actividades de producción de bienes o servicios destinados a la venta y cuyos ingresos o recursos provengan fundamentalmente de la República. Estos aportes son realizados de acuerdo a lo establecido en las leyes o normas derivadas de políticas gubernamentales vigentes.

4.05.01.02.02 Aportes en acciones y participaciones de capital a instituciones de protección social

Aportes de capital directos o mediante adquisición de acciones u otros valores representativos de capital, que estimen efectuar los organismos del sector público a instituciones de protección social, es decir, a las instituciones que tienen como finalidad cubrir los riesgos previstos en los sistemas de seguridad social y asistencia social. Estos aportes son realizados de acuerdo a lo establecido en las leyes o normas derivadas de políticas gubernamentales vigentes.

4.05.01.02.03 Aportes en acciones y participaciones de capital a entes descentralizados con fines empresariales petroleros

Aportes de capital directos o mediante adquisición de acciones u otros valores representativos de capital, que estimen efectuar los organismos del sector público a entes descentralizados, cuyos ingresos o recursos provienen de la actividad petrolera. Estos aportes son realizados de acuerdo a lo establecido en las leyes o normas derivadas de políticas gubernamentales vigentes.

4.05.01.02.04 Aportes en acciones y participaciones de capital a entes descentralizados con fines empresariales no petroleros

Aportes de capital directos o mediante adquisición de acciones u otros valores representativos de capital, que estimen efectuar los organismos del sector público a entes descentralizados cuyos ingresos o recursos no provienen de la actividad petrolera. Estos aportes son realizados de acuerdo a lo establecido en las leyes o normas derivadas de políticas gubernamentales vigentes.

4.05.01.02.05 Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios

Aportes para gastos de capital que estimen efectuar los organismos del sector público a entes descentralizados financieros bancarios, para la adquisición de acciones y participaciones de capital o financiamiento parcial de la inversión que estimen realizar.

4.05.01.02.06 Aportes en acciones y participaciones de capital a entes descentralizados financieros no bancarios

Aportes para gastos de capital que estimen efectuar los organismos del sector público a entes descentralizados financieros no bancarios, para la adquisición de acciones y participaciones de capital o financiamiento parcial de la inversión que estimen realizar.

4.05.01.02.07 Aportes en acciones y participaciones de capital a organismos del sector público para el pago de su deuda

Aportes que estimen realizar los organismos del sector público a otros organismos del mismo sector, con la finalidad de atender total o parcialmente el financiamiento de los intereses y otros gastos financieros derivados de la deuda.

4.05.01.03.00 Aportes en acciones y participaciones de capital al sector externo

Aportes de capital que estimen efectuar los organismos del sector público al sector externo, de acuerdo a los convenios internacionales pautados.

4.05.01.03.01 Aportes en acciones y participaciones de capital a organismos internacionales

Aportes a organismos internacionales, que se traducen en cesión gratuita de fondos por concepto de cuotas regulares extraordinarias dado el carácter de Estado miembro. Se incluyen también los pagos que debe cumplir el Estado por convenio de préstamos como aporte total por la realización de proyectos y obras de inversión.

4.05.01.03.99 Otros aportes en acciones y participaciones de capital al sector externo

Otros aportes en acciones y participaciones de capital, no incluidos en la sub-específica anterior.

4.05.02.00.00 <u>Adquisición de títulos y valores que no otorgan propiedad</u>

Inversión financiera realizada por los organismos del sector público en la compra de títulos o valores de empresas del sector privado, del sector externo, o incluso del propio sector público.

4.05.02.01.00 Adquisición de títulos y valores a corto plazo

Inversiones financieras a corto plazo, realizadas por los organismos del sector público en la compra de títulos y valores que no otorgan propiedad, de instituciones privadas, externas e incluso del sector público.

4.05.02.01.01 Adquisición de títulos y valores privados

Inversiones financieras a corto plazo, realizadas por los organismos del sector público en la compra de títulos y valores privados que no otorgan propiedad.

4.05.02.01.02 Adquisición de títulos y valores públicos

Inversiones financieras a corto plazo, realizadas por los organismos del sector público en la compra de títulos y valores públicos que no otorgan propiedad.

4.05.02.01.03 Adquisición de títulos y valores externos

Inversiones financieras a corto plazo realizadas por organismos del sector público en la compra de títulos y valores externos que no otorgan propiedad.

4.05.02.02.00 Adquisición de títulos y valores a largo plazo

Inversiones financieras a largo plazo, realizadas por los organismos del sector público en la compra de títulos y valores que no otorgan propiedad, de instituciones privadas, externas e incluso del sector público.

4.05.02.02.01 Adquisición de títulos y valores privados

Inversiones financieras a largo plazo, efectuadas por los organismos del sector público en la compra de títulos y valores privados que no otorgan propiedad.

4.05.02.02.02 Adquisición de títulos y valores públicos

Inversiones financieras a largo plazo, efectuadas por organismos del sector público en la compra de títulos y valores públicos que no otorgan propiedad.

4.05.02.02.03 Adquisición de títulos y valores externos

Inversiones financieras realizadas por los organismos del sector público en la compra de títulos y valores externos que no otorgan propiedad.

4.05.03.00.00 <u>Concesión de préstamos a corto plazo</u>

Préstamos a corto plazo que se conceden a organismos del sector público, privado y externo, de acuerdo al ordenamiento legal vigente.

4.05.03.01.00 Concesión de préstamos al sector privado a corto plazo

Préstamos directos que se conceden al sector privado en el corto plazo, de conformidad con el ordenamiento legal vigente.

4.05.03.02.00 Concesión de préstamos al sector público a corto plazo

Préstamos a corto plazo que se conceden a los organismos del sector público, de conformidad con el ordenamiento legal vigente.

4.05.03.02.01 Concesión de préstamos a la República

Préstamos directos que se conceden a la República en el corto plazo.

4.05.03.02.02 Concesión de préstamos a entes descentralizados sin fines empresariales

Préstamos directos a corto plazo que se conceden a entes descentralizados sin fines empresariales.

4.05.03.02.03 Concesión de préstamos a instituciones de protección social

Préstamos directos a corto plazo que se conceden a instituciones de protección social.

4.05.03.02.04 Concesión de préstamos a entes descentralizados con fines empresariales petroleros

Préstamos directos **a corto plazo** que se conceden a las empresas petroleras.

4.05.03.02.05 Concesión de préstamos a entes descentralizados con fines empresariales no petroleros

Préstamos directos a corto plazo que se conceden a los entes descentralizados con fines empresariales no petroleros.

4.05.03.02.06 Concesión de préstamos a entes descentralizados financieros bancarios

Préstamos directos a corto plazo que se conceden a los entes descentralizados financieros bancarios.

4.05.03.02.07 Concesión de préstamos a entes descentralizados financieros no bancarios

Préstamos directos a corto plazo que se conceden a los entes descentralizados financieros no bancarios.

4.05.03.02.08 Concesión de préstamos al Poder Estadal

Préstamos directos a corto plazo que se concede al Poder Estadal.

4.05.03.02.09 Concesión de préstamos al Poder Municipal

Préstamos directos a corto plazo que se concede al Poder Municipal.

4.05.03.03.00 Concesión de préstamos al sector externo a corto plazo

Préstamos directos a corto plazo que se conceden a organismos en el exterior, de conformidad con el ordenamiento legal vigente.

4.05.03.03.01 Concesión de préstamos a instituciones sin fines de lucro

Préstamos directos a corto plazo que se conceden a instituciones sin fines de lucro.

4.05.03.03.02 Concesión de préstamos a gobiernos extranjeros

Préstamos directos a corto plazo que se conceden a gobiernos extranjeros.

4.05.03.03.03 Concesión de préstamos a organismos internacionales

Préstamos directos que se conceden a organismos internacionales en el corto plazo.

4.05.04.00.00 Concesión de préstamos a largo plazo

Préstamos directos a largo plazo que se conceden a organismos del sector privado, público y externo, bajo los esquemas permitidos por la normativa legal vigente.

4.05.04.01.00 Concesión de préstamos al sector privado a largo plazo

Préstamos directos a largo plazo que se conceden al sector privado, de conformidad con la normativa legal vigente.

4.05.04.02.00 Concesión de préstamos al sector público a largo plazo

Préstamos directos a largo plazo que se conceden a los organismos del sector público, de conformidad con la normativa legal vigente.

4.05.04.02.01 Concesión de préstamos a la República

Préstamos directos a largo plazo que se conceden a la República.

4.05.04.02.02 Concesión de préstamos a entes descentralizados sin fines empresariales

Préstamos directos a largo plazo que se conceden a entes descentralizados sin fines empresariales.

4.05.04.02.03 Concesión de préstamos a instituciones de protección social

Préstamos directos a largo plazo que se conceden a instituciones de protección social.

4.05.04.02.04 Concesión de préstamos a entes descentralizados con fines empresariales petroleros

Préstamos directos a largo plazo que se conceden a los entes descentralizados con fines empresariales petroleros.

4.05.04.02.05 Concesión de préstamos a entes descentralizados con fines empresariales no petroleros

Préstamos directos a largo plazo que se conceden a los entes descentralizados con fines empresariales no petroleros.

4.05.04.02.06 Concesión de préstamos a entes descentralizados financieros bancarios

Préstamos directos a largo plazo que se conceden a los entes descentralizados financieros bancarios.

4.05.04.02.07 Concesión de préstamos a entes descentralizados financieros no bancarios

Préstamos directos a largo plazo que se conceden a los entes descentralizados financieros no bancarios.

4.05.04.02.08 Concesión de préstamos al Poder Estadal

Préstamos directos a largo plazo que se concede al Poder Estadal.

4.05.04.02.09 Concesión de préstamos al Poder Municipal

Préstamos directos a largo plazo que se conceden al Poder Municipal.

4.05.04.03.00 Concesión de préstamos al sector externo a largo plazo

Préstamos directos a largo plazo que se conceden a organismos del exterior, de conformidad con la normativa legal vigente.

4.05.04.03.01 Concesión de préstamos a instituciones sin fines de lucro

Préstamos directos a largo plazo que se conceden a instituciones sin fines de lucro.

4.05.04.03.02 Concesión de préstamos a gobiernos extranjeros

Préstamos directos a largo plazo que se conceden a gobiernos extranjeros.

4.05.04.03.03 Concesión de préstamos a organismos internacionales

Préstamos directos a largo plazo que se conceden a organismos del exterior.

4.05.05.00.00 **Incremento de disponibilidades**

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de las disponibilidades del organismo. Esta situación se presenta cuando el saldo final de las cuentas: caja, bancos e inversiones temporales es mayor que el inicial, en el período considerado.

4.05.05.01.00 **Incremento en caja**

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta caja. Esta situación se presenta cuando el saldo final es mayor que el inicial en el período presupuestario.

La cuenta Caja representa la disponibilidad en monedas y billetes nacionales o extranjeros, así como cheques y otros documentos en poder de la institución, que no hayan sido cobrados a la fecha del cierre del ejercicio.

4.05.05.02.00 **Incremento en bancos**

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta bancos. Esta situación se presenta cuando el saldo final es mayor que el inicial en el período presupuestario.

La cuenta Bancos representa el monto de los fondos en moneda nacional y extranjera, depositados en cuentas corrientes, en instituciones bancarias del país o del extranjero.

4.05.05.02.01 **Incremento en bancos públicos**

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial, de la cuenta Bancos Públicos en el período presupuestario, cuando el saldo final es mayor que el inicial.

La cuenta Bancos Públicos, representa el monto de los fondos depositados en las cuentas corrientes bancarias, que tiene la institución en bancos públicos del país.

4.05.05.02.02 **Incremento en bancos privados**

Aplicaciones financieras que surgen por la variación entre el saldo final y el inicial, de la cuenta Bancos Privados, en el período presupuestario, cuando el saldo final es mayor que el inicial.

La cuenta Bancos Privados representa el monto de los fondos depositados en las cuentas corrientes bancarias, que tiene la institución en bancos privados del país.

4.05.05.02.03 Incremento en bancos del exterior

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial, de la cuenta Bancos del Exterior, cuando el saldo final es mayor que el inicial en el período presupuestario.

La cuenta Bancos del Exterior representa el monto de los fondos depositados en cuentas corrientes bancarias, que tiene la institución en bancos del exterior.

4.05.05.03.00 Incremento de inversiones temporales

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Inversiones Temporales, cuando el saldo final es mayor que el inicial, en el período correspondiente.

La cuenta Inversiones Temporales representa el monto de las colocaciones de excedentes de fondos que el organismo mantiene temporalmente en instituciones bancarias o financieras, con el propósito de obtener una renta o beneficio que sean susceptibles de fácil realización y no formen parte de las operaciones normales de la institución, tales como depósitos a plazo fijo en bancos e instituciones financieras; documentos financieros, préstamos, bonos, cédulas hipotecarias, entre otros.

4.05.06.00.00 <u>Incremento de cuentas por cobrar a corto plazo</u>

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de las Cuentas por Cobrar a Corto Plazo, cuando el saldo final es mayor que el inicial en el respectivo período.

Las Cuentas por Cobrar a Corto Plazo, representan los derechos a favor del organismo, pendientes de cobro a corto plazo, tales como: las Cuentas Comerciales, las Rentas por Recaudar y las Deudas por Rendir.

4.05.06.01.00 Incremento de cuentas comerciales por cobrar a corto plazo

Aplicación financiera que surge por la variación entre el saldo final y el inicial de las Cuentas por Cobrar Comerciales a Corto Plazo, cuando el saldo final es mayor que el inicial en el período considerado.

Estas cuentas representan el monto de los derechos de cobro a favor de la institución, que le permiten exigir a sus deudores, la cancelación de sus compromisos, que derivan de las operaciones por ventas a crédito de bienes o servicios a corto plazo.

4.05.06.02.00 Incremento de rentas por recaudar a corto plazo

Aplicación financiera que surge por la variación entre el saldo final y el inicial de la cuenta Rentas por Recaudar a Corto Plazo, cuando el saldo final es mayor que el inicial en el período considerado.

Esta cuenta representa el monto de los ingresos devengados y no recaudados a corto plazo, que tiene la institución.

4.05.06.03.00 Incremento de deudas por rendir

Aplicación financiera que surge por la variación entre el saldo final y el inicial de la cuenta Deudas por Rendir, cuando el saldo final es mayor que el inicial en el período considerado.

Esta cuenta representa el monto de los derechos del organismo, provenientes de las deudas pendientes de rendición, al término del ejercicio económico-financiero, por parte de los responsables del manejo de fondos girados en calidad de avance y anticipo.

4.05.06.03.01 Incremento de deudas por rendir de fondos en avance

Aplicación financiera que surge por la variación entre el saldo final y el inicial de la cuenta Deudas por Rendir de Fondos en Avance, cuando el saldo final es mayor que el inicial en el período considerado.

Esta cuenta representa el monto de los derechos del organismo, provenientes de las deudas pendientes de rendición, al término del ejercicio económico-financiero, por parte de los responsables del manejo de fondos girados en calidad de avance.

4.05.06.03.02 Incremento de deudas por rendir de fondos en anticipo

Aplicación financiera que surge por la variación entre el saldo final y el inicial de la cuenta Deudas por Rendir de Fondos en Anticipo, cuando el saldo final es mayor que el inicial en el período considerado.

Esta cuenta representa el monto de los derechos del organismo, provenientes de las deudas pendientes de rendición, al término del ejercicio económico-financiero, por parte de los responsables del manejo de fondos girados en calidad de anticipo.

4.05.06.99.00 Incremento de otras cuentas por cobrar a corto plazo

Aplicación financiera que surge por la variación entre el saldo final y el inicial de Otras Cuentas por Cobrar a Corto Plazo, cuando el saldo final es mayor que el inicial en el período considerado.

La citada cuenta representa el monto de los derechos del organismo, pendientes de cobro a corto plazo, no incluidos en las específicas anteriores.

4.05.07.00.00 <u>Incremento de efectos por cobrar a corto plazo</u>

Aplicación financiera que surge por la variación entre el saldo final y el inicial de la cuenta Efectos por Cobrar a Corto Plazo cuando el saldo final es mayor que el inicial en el período considerado.

Los Efectos por Cobrar a Corto Plazo, representan el monto de los derechos de cobro a terceros, debidamente documentados, con un plazo de vencimiento de un año, contado a partir de la fecha de emisión.

4.05.07.01.00 Incremento de efectos comerciales por cobrar a corto plazo

Aplicación financiera que surge por la variación entre el saldo final y el inicial de la cuenta Efectos Comerciales por Cobrar a Corto Plazo, cuando el saldo final es mayor que el inicial en el período considerado.

Los Efectos Comerciales por Cobrar a Corto Plazo, representan el monto de los derechos de cobro a terceros, mediante documentos mercantiles que facultan a la institución a cuyo favor están extendidos, para exigir a un tercero, en el corto plazo, la cancelación de los mismos, y los cuales proceden de las operaciones normales de dicha institución.

4.05.07.99.00 Incremento de otros efectos por cobrar a corto plazo

Aplicación financiera que surge por la variación entre el saldo final y el inicial de la cuenta Otros Efectos por Cobrar a Corto Plazo, cuando el saldo final es mayor que el inicial en el período considerado.

La cuenta representa el monto de los derechos de cobro a terceros, debidamente documentados, no incluidos en la específica anterior, con un plazo de vencimiento de un año, contado a partir de su emisión.

4.05.08.00.00 <u>Incremento de cuentas por cobrar a mediano y largo plazo</u>

Aplicación financiera que surge por la variación entre el saldo final y el inicial de las Cuentas por Cobrar a Mediano y Largo Plazo, cuando el saldo final es mayor que el inicial en el período considerado.

Esta cuenta comprende los derechos a favor del organismo pendientes de cobro a mediano y largo plazo, tales como: las Cuentas Comerciales y las Rentas por Recaudar.

4.05.08.01.00 Incremento de cuentas comerciales por cobrar a mediano y largo plazo

Aplicación financiera que surge por la variación entre el saldo final y el inicial de las Cuentas Comerciales por Cobrar a Mediano y largo plazo, cuando el saldo final es mayor que el inicial en el período considerado.

Estas cuentas representan los derechos de cobro a favor de la institución, que le permiten exigir a sus deudores la cancelación de sus compromisos, que derivan de las operaciones por ventas a crédito de bienes o servicios a mediano y largo plazo.

4.05.08.02.00 Incremento de rentas por recaudar a mediano y largo plazo

Aplicación financiera que surge por la variación entre el saldo final y el inicial de la cuenta Rentas por Recaudar a Mediano y Largo Plazo, cuando el saldo final es mayor que el inicial en el período considerado.

Esta cuenta representa el monto de los ingresos devengados y no recaudados a mediano y largo plazo.

4.05.08.99.00 Incremento de otras cuentas por cobrar a mediano y largo plazo

Aplicación financiera que surge por la variación entre el saldo final y el inicial de la cuenta Otras Cuentas por Cobrar a mediano y largo plazo, cuando el saldo final es mayor que el inicial en el período considerado.

La cuenta representa el monto de los derechos a favor de la institución, pendiente de cobro a mediano y largo plazo, no incluidos en las específicas anteriores.

4.05.09.00.00 Incremento de efectos por cobrar a mediano y largo plazo

Aplicación financiera que surge por la variación entre el saldo final y el inicial de la cuenta Efectos por Cobrar a Mediano y Largo Plazo, cuando el saldo final es mayor que el inicial en el período considerado.

Los Efectos por Cobrar a Mediano y Largo Plazo, representan el monto de los derechos de cobro a terceros, debidamente documentados, con un plazo de vencimiento superior a un año, contados a partir de la fecha de emisión.

4.05.09.01.00 Incremento de efectos comerciales por cobrar a mediano y largo plazo

Aplicación financiera que surge por la variación entre el saldo final y el inicial de la cuenta Efectos Comerciales por Cobrar a Mediano y Largo Plazo, cuando el saldo final es mayor que el inicial en el período considerado.

Estas cuentas representan el monto de los derechos de cobro a terceros, mediante documentos mercantiles que facultan a la institución a cuyo favor están extendidos, para exigir en un mediano y largo plazo, la cancelación de los mismos, y los cuales proceden de las operaciones normales de dicha institución.

4.05.09.99.00 Incremento de otros efectos por cobrar a mediano y largo plazo

Aplicación financiera que surge por la variación entre el saldo final y el inicial de la cuenta Otros Efectos por Cobrar a Mediano y Largo Plazo, cuando el saldo final es mayor que el inicial en el período considerado.

La cuenta representa el monto de los derechos de cobro a terceros, debidamente documentados, exigible en un mediano y largo plazo, y los cuales no están incluidos en la específica anterior.

4.05.10.00.00 <u>Incremento de fondos en avance, en anticipos y en fideicomiso</u>

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de las cuentas Fondos en Avance, Fondos en Anticipos y Fondos en Fideicomiso, cuando el saldo final es mayor que el inicial en el período respectivo.

4.05.10.01.00 Incremento de fondos en avance

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Fondos en Avance, cuando el saldo final es mayor que el inicial en el período respectivo.

La cuenta representa las entregas de fondos realizadas a los titulares de las unidades administradoras adscritas al organismo ordenador, para atender el pago de los compromisos derivados de los conceptos previstos en el Reglamento Nº 1 de la Ley Orgánica de Administración Financiera del Sector Público.

4.05.10.02.00 Incremento de fondos en anticipos

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Fondos en Anticipos, cuando el saldo final es mayor que el inicial en el período respectivo.

La cuenta representa los fondos girados con carácter permanente y de reposición periódica, al titular de la unidad administradora central y a los funcionarios titulares de las unidades administradoras desconcentras adscritas al organismo ordenador, con el objeto de cancelar los gastos previstos en el Reglamento Nº 1 de la Ley Orgánica de Administración Financiera del Sector Público, y quienes tienen la obligación de rendir cuenta de la utilización de tales fondos, conforme a lo previsto en el citado Reglamento.

4.05.10.03.00 Incremento de fondos en fideicomiso

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Fondos en Fideicomiso, cuando el saldo final es mayor que el inicial en el período respectivo.

La cuenta representa el monto de los fondos depositados por los organismos en instituciones financieras bancarias, en moneda de curso legal o extranjera, destinados a atender programas o proyectos específicos.

4.05.10.04.00 Incremento de anticipos a proveedores

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Anticipo a Proveedores, cuando el saldo final es mayor que el inicial en el período correspondiente.

La cuenta representa el monto de los pagos anticipados, que en virtud de cláusulas contractuales, se conceden a proveedores de bienes y servicios, durante el ejercicio económico-financiero.

4.05.10.05.00 Incremento de anticipos a contratistas por contratos de corto plazo

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de las cuentas de Anticipos a Contratistas por Contratos a Corto Plazo, cuando el saldo final es mayor que el inicial, en el respectivo período.

La cuenta Anticipos a Contratistas por Contratos de Corto Plazo, representa el monto de los pagos anticipados que en virtud de cláusulas contractuales, la institución concede a los contratistas de obras públicas y conexos y que se encuentran pendientes de liquidación en las valuaciones o estados de pagos presentados por éstos a la fecha de cierre del ejercicio y se imputarán en ejercicios posteriores, exceptuando el inmediato posterior.

4.05.10.06.00 Incremento de anticipos a contratistas por contratos de mediano y largo plazo

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de las cuentas de Anticipos a Contratistas por Contratos a Mediano y largo Plazo, cuando el saldo final es mayor que el inicial, en el respectivo período.

La cuenta Anticipos a Contratistas por Contratos de Mediano y Largo Plazo, representa el monto de los pagos anticipados con vencimiento a mediano y largo plazo, que en virtud de cláusulas contractuales la institución concede a los contratistas de obras públicas y conexos, que se encuentran pendientes de liquidación en las valuaciones o estados de pagos presentados por éstos a la fecha de cierre del ejercicio, y se imputarán en ejercicios posteriores, exceptuando el inmediato posterior.

4.05.11.00.00 <u>Incremento de activos diferidos a corto plazo</u>

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de las cuentas de Activos Diferidos a Corto Plazo, cuando el saldo final es mayor que el inicial en el período respectivo.

Esta cuenta constituye las erogaciones efectuadas por anticipado por bienes y servicios que serán recibidos en el futuro.

4.05.11.01.00 Incremento de gastos a corto plazo pagados por anticipado

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Gastos a Corto Plazo Pagados por Anticipado, cuando el saldo final es mayor que el inicial en el período correspondiente.

La cuenta Gastos a Corto Plazo Pagados por Anticipado representa el monto de los pagos efectuados por el organismo de forma anticipada, por concepto de gastos que generalmente están sustentados en contratos, tales como: intereses de la deuda pública o generados por otros conceptos, comprende, además, el de los fondos girados a instituciones bancarias para la apertura de cartas de crédito, destinadas a financiar la adquisición de bienes y servicios en el exterior y cualesquiera otros gastos, con vencimiento inferior a un año.

4.05.11.01.01 Incremento de intereses de la deuda pública interna a corto plazo pagados por anticipado

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Intereses de la Deuda Pública Interna a Corto Plazo Pagados por Anticipado, cuando el saldo final es mayor que el inicial, en el período correspondiente.

La cuenta representa el monto de los pagos por adelantado que ha efectuado la institución por concepto de intereses de la deuda pública interna a corto plazo.

4.05.11.01.02 Incremento de intereses de la deuda pública externa a corto plazo pagados por anticipado

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Intereses de la Deuda Pública Externa a Corto Plazo Pagados por Anticipado, cuando el saldo final es mayor que el inicial, en el período correspondiente.

La cuenta representa el monto de los pagos por adelantado que ha efectuado la institución por concepto de intereses de la deuda pública externa a corto plazo.

4.05.11.01.03 Incremento de otros intereses a corto plazo pagados por anticipado

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Otros Intereses a Corto Plazo Pagados por Anticipado, cuando el saldo final es mayor que el inicial, en el período correspondiente.

La cuenta representa el monto por concepto de Otros Intereses a Corto Plazo Pagados por Anticipado, no incluidos en las sub-específicas anteriores.

4.05.11.01.04 Incremento de débitos por apertura de carta de crédito a corto plazo

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Débitos por Apertura de Carta de Crédito a Corto Plazo, cuando el saldo final es mayor que el inicial, en el período correspondiente.

La cuenta representa el monto neto de los fondos girados a instituciones bancarias, para la apertura de cartas de crédito que se destinan a financiar las adquisiciones de bienes y servicios en el exterior del país.

4.05.11.01.99 Incremento de otros gastos a corto plazo pagados por anticipado

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Otros Gastos a Corto Plazo Pagados por Anticipado, cuando el saldo final es mayor que el inicial, en el período correspondiente.

La cuenta representa el monto de los gastos pagados por anticipado, distintos a los previstos en las sub-específicas anteriores.

4.05.11.02.00 Incremento de depósitos otorgados en garantía a corto plazo

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta de Depósitos Otorgados en Garantía a Corto Plazo, cuando el saldo final es mayor que el inicial, en el período correspondiente.

La cuenta representa el monto de los fondos, fianzas, títulos y otros valores otorgados en garantía a corto plazo, para asegurar el fiel cumplimiento de las obligaciones contractuales, el reintegro de anticipos concedidos, así como para afianzar el manejo de los fondos y bienes.

4.05.11.99.00 Incremento de otros activos diferidos a corto plazo

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de las cuentas de Otros Activos Diferidos a Corto Plazo, no incluidas en las restantes específicas, cuando el saldo final es mayor que el inicial, en el período considerado.

La cuenta representa el monto de los Otros Activos Diferidos a Corto Plazo con características diferentes a las señaladas en las específicas anteriores.

4.05.12.00.00 <u>Incremento de activos diferidos a mediano y largo plazo</u>

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de las cuentas de Activos Diferidos a Mediano y Largo Plazo, cuando el saldo final es mayor que el inicial en el período respectivo.

4.05.12.01.00 Incremento de gastos a mediano y largo plazo pagados por anticipado

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Gastos a Mediano y Largo Plazo Pagados por Anticipado, cuando el saldo final es mayor que el inicial, en el período correspondiente.

La cuenta Gastos a Mediano y largo Plazo Pagados por Anticipado representa el monto de los pagos efectuados por el organismo de forma anticipada, por concepto de gastos que corresponden a ejercicios futuros, los cuales, generalmente, están sustentados por contratos, con vencimiento superior a un año.

4.05.12.01.01 Incremento de intereses de la deuda pública interna a largo plazo pagados por anticipado

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Intereses de la Deuda Pública Interna a Largo Plazo Pagados por Anticipado, cuando el saldo final es mayor que el inicial, en el período correspondiente.

La cuenta representa el monto de los pagos por adelantado que ha efectuado la institución por concepto de intereses de la deuda pública interna a mediano y largo plazo.

4.05.12.01.02 Incremento de intereses de la deuda pública externa a largo plazo pagados por anticipado

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Intereses de la Deuda Pública Externa a Largo Plazo Pagados por Anticipado, cuando el saldo final es mayor que el inicial, en el período correspondiente.

La cuenta representa el monto de los pagos por adelantado que ha efectuado la institución por concepto de intereses de la deuda pública externa a largo plazo.

4.05.12.01.08 Incremento de otros intereses a mediano y largo plazo pagados por anticipado

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Otros Intereses a Mediano y Largo Plazo Pagados por Anticipado, cuando el saldo final es mayor que el inicial, en el período correspondiente.

Representa el incremento efectuado en los Otros Intereses a Mediano y Largo Plazo Pagados por Anticipado, no incluido en las sub-específicas anteriores.

4.05.12.01.99 Incremento de otros gastos a mediano y largo plazo pagados por anticipado

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Otros Gastos a Mediano y Largo Plazo Pagados por Anticipado, cuando el saldo final es mayor que el inicial, en el período correspondiente.

Representa el monto por concepto de los Otros Gastos a Mediano y Largo Plazo Pagados por Anticipado, no incluidos en las sub-específicas anteriores.

4.05.12.02.00 Incremento de depósitos otorgados en garantía a mediano y largo plazo

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta de Depósitos Otorgados en Garantía a Mediano y Largo Plazo, cuando el saldo final es mayor que el inicial, en el período correspondiente.

La cuenta representa el monto de los fondos, fianzas, títulos y otros valores otorgados en garantía a mediano y largo plazo, para asegurar el fiel cumplimiento de las obligaciones contractuales, el reintegro de anticipos concedidos, así como para afianzar el manejo de los fondos y bienes.

4.05.12.99.00 Incremento de otros activos diferidos a mediano y largo plazo

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de las cuentas de Otros Activos Diferidos a Mediano y Largo Plazo, no incluidas en las restantes específicas, cuando el saldo final es mayor que el inicial, en el período considerado.

La cuenta representa el monto de los Otros Activos Diferidos a Mediano y Largo Plazo, con características diferentes a las señaladas en las específicas anteriores.

4.05.13.00.00 Incremento del Fondo de Estabilización Macroeconómica (FEM)

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Fondo de Estabilización Macroeconómica, cuando el saldo final es mayor que el inicial.

La cuenta representa el monto del fondo financiero de inversión, destinado a garantizar la estabilidad de los gastos a nivel nacional, estadal y municipal, frente a las fluctuaciones de los ingresos ordinarios, de acuerdo a lo previsto en la Ley Orgánica de Administración Financiera del Sector Público y en la Ley que regula su funcionamiento.

4.05.13.01.00 Incremento del Fondo de Estabilización Macroeconómica (FEM) de la República

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta que registra el Fondo de Estabilización Macroeconómica de la República, cuando el saldo final es mayor que el inicial.

La cuenta representa el monto del fondo financiero de inversión, destinado a garantizar la estabilidad de los gastos de la República, frente a las fluctuaciones de los ingresos ordinarios, de acuerdo a lo previsto en la Ley Orgánica de Administración Financiera del Sector Público y en la Ley que regula su funcionamiento.

4.05.13.02.00 Incremento del Fondo de Estabilización Macroeconómica (FEM) del Poder Estadal

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Fondo de Estabilización Macroeconómica del Poder Estadal, cuando el saldo final es mayor que el inicial.

La cuenta representa el monto del fondo financiero de inversión, destinado a garantizar la estabilidad de los gastos de los Estados, frente a las fluctuaciones de los ingresos ordinarios, de acuerdo a lo previsto en la Ley Orgánica de Administración Financiera del Sector Público y en la Ley que regula su funcionamiento.

4.05.13.03.00 Incremento del Fondo de Estabilización Macroeconómica (FEM) del Poder Municipal

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Fondo de Estabilización Macroeconómica del Poder Municipal, cuando el saldo final es mayor que el inicial.

La cuenta representa el monto del fondo financiero de inversión, destinado a garantizar la estabilidad de los gastos de los Municipios, frente a las fluctuaciones de los ingresos ordinarios, de acuerdo a lo previsto en la Ley Orgánica de Administración Financiera del Sector Público y en la Ley que regula su funcionamiento.

4.05.14.00.00 <u>Incremento del Fondo de Ahorro Intergeneracional</u>

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta que registra el Fondo de Ahorro Intergeneracional, cuando el saldo final es mayor que el inicial.

La cuenta representa el monto del fondo destinado, por una parte, a garantizar la sostenibilidad intergeneracional de las políticas públicas de desarrollo, en especial la inversión real reproductiva, educación y la salud; y por otra parte, a promover y sostener la competitividad de las actividades productivas no petroleras.

4.05.14.01.00 Incremento del Fondo de Ahorro Intergeneracional

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta que registra el Fondo de Ahorro Intergeneracional, cuando el saldo final es mayor que el inicial.

La cuenta representa el monto del fondo destinado, por una parte, a garantizar la sostenibilidad intergeneracional de las políticas públicas de desarrollo, en especial la inversión real reproductiva, educación y la salud; y por otra parte, a promover y sostener la competitividad de las actividades productivas no petroleras.

4.05.16.00.00 <u>Incremento del Fondo de Aportes del Sector Público</u>

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta que registra el Fondo de Aportes del Sector Público para la Vivienda, cuando el saldo final es mayor que el inicial.

La cuenta representa el monto del fondo destinado a garantizar la viabilidad financiera de las políticas, planes, programas, proyectos y acciones en materia de vivienda y hábitat, de acuerdo a la normativa prevista en la Ley del Régimen Prestacional de Vivienda y Hábitat.

4.05.16.01.00 Incremento del Fondo de Aportes del Sector Público

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta que registra el Fondo de Aportes del Sector Público para la Vivienda, cuando el saldo final es mayor que el inicial.

La cuenta representa el monto del fondo destinado a garantizar la viabilidad financiera de las políticas, planes, programas, proyectos y acciones en materia de vivienda y hábitat, de acuerdo a la normativa prevista en la Ley del Régimen Prestacional de Vivienda y Hábitat.

4.05.20.00.00 <u>Incremento de otros activos financieros circulantes</u>

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Otros Activos Financieros no incluidos en las genéricas anteriores, cuando el saldo final es mayor que el inicial.

La cuenta representa los Otros Activos Financieros , no incluidos en las subpartidas anteriores.

4.05.20.01.00 Incremento de otros activos financieros circulantes

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Otros Activos Financieros no incluidos en las genéricas anteriores, cuando el saldo final es mayor que el inicial.

La cuenta representa los Otros Activos Financieros , no incluidos en las subpartidas anteriores.

4.05.21.00.00 Incremento de otros activos financieros no circulantes

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Otros Activos Financieros no circulantes, cuando el saldo final es mayor que el inicial.

La cuenta representa el monto de otros bienes y derechos propiedad de la institución, que razonablemente espera se conviertan en efectivo en un período superior a un año.

4.05.21.01.00 Incremento de activos en gestión judicial a mediano y largo plazo

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Activos en gestión judicial a mediano y largo plazo, cuando el saldo final es mayor que el inicial.

La cuenta representa el monto de los bienes pertenecientes al organismo, consignados ante la autoridad competente hasta tanto se decida, mediante sentencia firme, el pago de la justa indemnización

4.05.21.02.00 Incremento de títulos y otros valores de la deuda pública en litigio a largo plazo

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Títulos y otros valores de la deuda pública en litigio a largo plazo, cuando el saldo final es mayor que el inicial.

Representa el monto de los títulos y otros valores de la deuda pública, consignados ante la autoridad competente hasta tanto se decida, mediante sentencia firme, el pago de la justa indemnización.

4.05.21.99.00 Incremento de otros activos financieros no circulantes

Aplicaciones financieras que se originan por la variación entre el saldo final y el inicial de la cuenta Otros Activos Financieros no circulantes, cuando el saldo final es mayor que el inicial.

La cuenta representa el monto de otros bienes y derechos propiedad de la institución, que razonablemente espera se conviertan en efectivo en un período superior a un año.

4.05.99.00.00 Otros activos financieros

Otros activos financieros no incluidos en las genéricas anteriores.

4.05.99.01.00 Otros activos financieros

Otros activos financieros no incluidos en las específicas anteriores.

IV. EGRESOS
4.06.00.00.00 Gastos de Defensa y Seguridad del Estado

4.06.00.00.00 GASTOS DE DEFENSA Y SEGURIDAD DEL ESTADO

Se incluyen en esta partida los gastos tipificados en la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal como de defensa y seguridad del Estado.

Estos gastos están limitados a las erogaciones para la realización de operaciones de inteligencia a cargo de los organismos de seguridad del Estado, y para efectuar actividades de protección fronteriza y movimientos de unidades militares, cuando la situación lo amerite.

4.06.01.00.00 Gastos de defensa y seguridad del Estado

Se incluyen en esta genérica los gastos tipificados en la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal como de defensa y seguridad del Estado.

Estos gastos están limitados a las erogaciones para la realización de operaciones de inteligencia a cargo de los organismos de seguridad del Estado, y para efectuar actividades de protección fronteriza y movimientos de unidades militares, cuando la situación lo amerite.

4.06.01.01.00 Gastos de defensa y seguridad del Estado

Se incluyen en esta específica los gastos tipificados en la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal como de defensa y seguridad del Estado.

Estos gastos están limitados a las erogaciones para la realización de operaciones de inteligencia a cargo de los organismos de seguridad del Estado, y para efectuar actividades de protección fronteriza y movimientos de unidades militares, cuando la situación lo amerite.

IV. EGRESOS
4.07.00.00.00 Transferencias y Donaciones

4.07.00.00.00 TRANSFERENCIAS Y DONACIONES

Aportaciones que realizan los organismos del sector público a otros organismos del mismo sector, al sector privado, o al sector externo, que no suponen contraprestación de bienes o servicios y cuyos importes no serán reintegrados por los beneficiarios. Incluye las transferencias al exterior para organismos públicos o privados, que por acuerdos genera una contraprestación.

4.07.01.00.00 **<u>Transferencias y donaciones corrientes internas</u>**

Aportaciones corrientes que estiman efectuar los organismos del sector público a organismos del sector privado y público, que no suponen contraprestación de bienes y servicios, durante el ejercicio económico-financiero.

4.07.01.01.00 Transferencias corrientes internas al sector privado

Aportaciones que estiman efectuar los organismos del sector público al sector privado, que no suponen contraprestación de bienes o servicios y cuyos importes no serán reintegrados por los beneficiarios.

4.07.01.01.01 Pensiones del personal empleado, obrero y militar

Constituyen las aportaciones que otorgan los organismos del sector público a sus extrabajadores y a los extrabajadores ajenos a los mismos, que para el momento de asignarles las pensiones ocupaban cargos de empleado, obrero y personal militar, autorizados a cancelar, por concepto de pensiones por vejez, sobrevivencia y discapacidad, de conformidad con lo previsto en la normativa que la regula.

4.07.01.01.02 Jubilaciones del personal empleado, obrero y militar

Constituyen las aportaciones que otorgan los organismos del sector público a sus extrabajadores y a los extrabajadores ajenos a los mismos, que para el momento de asignarles las jubilaciones ocupaban cargos de empleado, obrero y personal militar, autorizados a cancelar por concepto de jubilaciones, en virtud de haber cumplido con el tiempo reglamentario para tal fin, de conformidad con lo previsto en la normativa que la regula.

4.07.01.01.03 Becas escolares

Subvenciones que se otorgan a particulares que no tienen una relación de dependencia con el organismo público, por decisiones administrativas, para realizar estudios a nivel pre-escolar, básico o medio dentro del país. Se incluye en el concepto, el costo de los pasajes y matrículas.

4.07.01.01.04 Becas universitarias en el país

Subvenciones que se otorgan a particulares por decisiones administrativas, para continuar estudios en institutos de educación superior dentro del país. Incluye el costo de los pasajes y matrículas.

4.07.01.01.05 Becas de perfeccionamiento profesional en el país

Subvenciones que se otorgan a particulares, en cumplimiento de normas legales o por decisiones administrativas, para continuar estudios de perfeccionamiento profesional o técnico dentro del país. Incluye el costo de los pasajes y matrícula.

4.07.01.01.06 Becas para estudios en el extranjero

Subvenciones que se otorgan a particulares, en cumplimiento de normas legales, convenios o por decisiones administrativas, para continuar estudios profesionales de especialización o postgrado, así como las destinadas al mejoramiento de conocimientos técnicos. Se incluyen en esta sub-partida las asignaciones básicas y adicionales, y las correspondientes a gastos de transporte, seguro, matrícula y adquisición de libros de estudios.

4.07.01.01.07 Otras becas

Otras becas que se otorgan a particulares, no previstas en las sub-específicas anteriores.

4.07.01.01.08 Previsión por accidentes de trabajo

Subvenciones que se otorgan a trabajadores incapacitados parcial o permanentemente, a causa de accidentes en el desempeño de sus funciones.

4.07.01.01.09 Aguinaldos al personal empleado, obrero y militar pensionado

Subvención que se otorga a pensionados del organismo y los ajenos al mismo que para el momento de asignarles las pensiones, ocupaban cargos de empleado, obrero y personal militar, autorizado a cancelar, por concepto de bonificación de fin año.

4.07.01.01.10 Aportes a caja de ahorro del personal empleado, obrero y militar pensionado

Contribución que realiza el organismo a la caja de ahorro de su personal pensionado y ajenos al mismo, que para el momento de asignarle la pensión ocupaban cargos de empleado, obrero y personal militar, autorizado a cancelar, como estímulo al ahorro. Igualmente se imputa por esta sub-específica, las contribuciones patronales a fondos de ahorro cualquiera sea su forma constitutiva.

4.07.01.01.11 **Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado**

Subvención que el organismo acuerda, para financiar el seguro de vida, de accidentes personales, hospitalización, cirugía y maternidad (HCM) y gastos funerarios de los pensionados de dicho organismo y ajenos al mismo, que para el momento de asignarles las pensiones ocupaban cargos de empleado, obrero y personal militar autorizado a cancelar.

4.07.01.01.12 **Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado**

Subvenciones que realiza el organismo a su personal pensionado y a ajenos al mismo, que para el momento de asignarle la pensión ocupaban cargos de empleados, obreros y personal militar, autorizado a cancelar, para atender otros tipos de asistencias socio-económicas no contempladas en las sub-específicas anteriores, tales como: ayudas para la capacitación y adiestramiento, otorgamiento de becas, ayudas por matrimonio, por nacimiento, por hijos, por defunción, para la adquisición de medicinas, juguetes, útiles y uniformes escolares, gastos de guardería, gastos de alimentación, entre otras subvenciones.

4.07.01.01.13 **Aguinaldos al personal empleado, obrero y militar jubilado**

Subvención que se otorga al personal jubilado del organismo y ajenos al mismo, que para el momento de asignarle la jubilación ocupaban cargos de empleado, obrero y personal militar, autorizado a cancelar, por concepto de bonificación de fin de año.

4.07.01.01.14 **Aportes a caja de ahorro del personal empleado, obrero y militar jubilado**

Contribución que realiza el organismo a la caja de ahorro de su personal jubilado y ajeno al mismo, que para el momento de asignarle la jubilación ocupaban cargos de empleado, obrero y personal militar, autorizado a cancelar, como estímulo al ahorro. Igualmente se imputa por esta sub-específica, las contribuciones patronales a fondos de ahorro cualquiera sea su forma constitutiva.

4.07.01.01.15 **Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado**

Subvención que el organismo acuerda, para financiar el seguro de vida, accidentes personales, hospitalización, cirugía y maternidad (HCM) y gastos funerarios de su personal jubilado y los ajenos al mismo, que para el momento de asignarle la jubilación ocupaban cargos de empleado, obrero y personal militar, autorizado a cancelar.

4.07.01.01.16 Otras subvenciones socio - económicas del personal empleado, obrero y militar jubilado

Subvenciones que realiza el organismo a su personal jubilado y los ajenos al mismo, que para el momento de asignarle la jubilación ocupaban cargos de empleado, obrero y personal militar, autorizado a cancelar, para atender otros tipos de asistencias socio-económicas no contempladas en las sub-específicas anteriores, tales como: ayudas para la capacitación y adiestramiento, otorgamiento de becas, ayudas por matrimonio, por nacimiento, por hijos, por defunción, para la adquisición de medicinas, juguetes, útiles y uniformes escolares, gastos de alimentación, gastos de guarderías, entre otras subvenciones.

4.07.01.01.30 Incapacidad temporal sin hospitalización

Egresos que se originan por la cancelación a trabajadores del Sector Público y Privado originadas por incapacidad temporal sin hospitalización.

4.07.01.01.31 Incapacidad temporal con hospitalización

Egresos que se originan por la cancelación a trabajadores del Sector Público y Privado originadas por incapacidad temporal con hospitalización.

4.07.01.01.32 Reposo por maternidad

Egresos que se originan por la cancelación a trabajadores del Sector Público y Privado originadas por reposo por maternidad.

4.07.01.01.33 Indemnización por paro forzoso

Egresos que se originan por la cancelación a trabajadores del Sector Público y Privado originadas por indemnización por paro forzoso.

4.07.01.01.34 Otros tipos de incapacidad temporal

Se incluyen los otros tipos de incapacidad temporal, no incluidos en las sub-específicas anteriores.

4.07.01.01.35 Indemnización por comisión por pensiones

Constituyen las erogaciones que realiza el organismo público a las instituciones bancarias, por el servicio en el pago de las pensiones a los beneficiarios.

4.07.01.01.36 Indemnización por comisión por cesantía

Constituyen las erogaciones que realiza el organismo público a las instituciones bancarias, por el servicio en el pago por concepto de paro forzoso a los beneficiarios.

4.07.01.01.37 **Incapacidad parcial**

Se incluyen por esta específica los pagos que se realizan por concepto de comisiones por incapacidad parcial otorgada a trabajadores del Sector Público y Privado.

4.07.01.01.38 **Invalidez**

Se incluyen por esta específica los pagos que se realizan por concepto de comisiones por invalidez otorgada a trabajadores del Sector Público y Privado.

4.07.01.01.39 **Pensiones por vejez, viudez y orfandad**

Se incluyen por esta específica los pagos que se realizan por concepto de comisiones por pensiones por vejez, viudez y orfandad otorgadas a trabajadores del Sector Público y Privado.

4.07.01.01.40 **Indemnización por cesantía**

Se incluyen por esta específica los pagos que se realizan por concepto de comisiones por indemnización por cesantía otorgada a trabajadores del Sector Público y Privado.

4.07.01.01.41 **Otras pensiones y demás prestaciones en dinero**

Se incluyen por esta específica los pagos que se realizan por concepto de otras pensiones y demás prestaciones en dinero, otorgadas a trabajadores del Sector Público y Privado no incluidas en las específicas anteriores.

4.07.01.01.42 **Incapacidad parcial por accidente común**

Se incluyen por esta sub-específica los pagos realizados por concepto de incapacidad parcial por accidente común otorgadas a trabajadores del Sector Público y Privado.

4.07.01.01.43 **Incapacidad parcial por enfermedades profesionales**

Se incluyen por esta sub-específica los pagos realizados por concepto de incapacidad parcial por enfermedades profesionales otorgadas a trabajadores del Sector Público y Privado.

4.07.01.01.44 **Incapacidad parcial por accidente de trabajo**

Se incluyen por esta sub-específica los pagos realizados por concepto de incapacidad parcial por accidente de trabajo, otorgada a trabajadores del Sector Público y Privado.

4.07.01.01.45 **Indemnización única por invalidez**

Se incluyen por esta sub-específica los pagos realizados por indemnización única por invalidez otorgada a trabajadores del Sector Público y Privado.

4.07.01.01.46 Indemnización única por vejez

Se incluyen por esta sub-específica los pagos realizados por indemnización única por vejez otorgada a trabajadores del Sector Público y Privado.

4.07.01.01.47 Sobrevivientes por enfermedad común

Se incluyen por esta sub-específica los pagos realizados por concepto de sobrevivientes por enfermedad común otorgadas a trabajadores del Sector Público y Privado.

4.07.01.01.48 Sobrevivientes por accidente común

Se incluyen por esta sub-específica los pagos realizados por concepto de sobrevivientes por accidente común otorgadas a trabajadores del Sector Público y Privado.

4.07.01.01.49 Sobrevivientes por enfermedades profesionales

Se incluyen por esta sub-específica los pagos realizados por concepto de sobrevivientes por enfermedades profesionales otorgadas a trabajadores del Sector Público y Privado.

4.07.01.01.50 Sobrevivientes por accidentes de trabajo

Se incluyen por esta sub-específica los pagos realizados por concepto de sobrevivientes por accidente de trabajo otorgados a trabajadores del Sector Público y Privado.

4.07.01.01.51 Indemnizaciones por conmutación de renta

Se incluyen por esta sub-específica los pagos realizados por conmutación de renta otorgada a trabajadores del Sector Público y Privado.

4.07.01.01.52 Indemnizaciones por conmutación de pensiones

Derivan de la solicitud realizada por los extranjeros beneficiarios de pensiones vitalicias, de conmutar o cambiar las respectivas pensiones por una suma global, de acuerdo a lo previsto en el ordenamiento jurídico.

4.07.01.01.53 Indemnizaciones por comisión de renta

Se incluyen por esta sub-específica los pagos realizados por comisiones de rentas otorgada a trabajadores del Sector Público y Privado.

4.07.01.01.54 Asignación por nupcias

Se incluyen por esta específica los pagos realizados por concepto de Asignación por nupcias otorgadas a trabajadores del Sector Público y Privado.

4.07.01.01.55 **Asignación por funeraria**

Se incluyen por esta específica los pagos realizados por concepto de Asignación por funeraria otorgada a trabajadores del Sector Público y Privado.

4.07.01.01.56 **Otras asignaciones**

Se incluyen por esta específica los pagos realizados por concepto de otras asignaciones otorgadas a trabajadores del Sector Público y Privado, no incluidas en las sub-específicas anteriores.

4.07.01.01.70 **Subsidios educacionales al sector privado**

Subvenciones que se destinan a auxiliar y estimular las actividades de las instituciones privadas con fines educativos. No se imputan por esta sub-específica los subsidios que se otorgan a las universidades privadas.

4.07.01.01.71 **Subsidios a universidades privadas**

Subvenciones que se otorgan a las universidades privadas como estímulo a sus actividades.

4.07.01.01.72 **Subsidios culturales al sector privado**

Subvenciones que se destinan a auxiliar y estimular las actividades propias de las instituciones culturales del sector privado.

4.07.01.01.73 **Subsidios a instituciones benéficas privadas**

Subvenciones que se otorgan a instituciones benéficas del sector privado, que operan sin fines de lucro.

4.07.01.01.74 **Subsidios a centros de empleados**

Subsidios y ayudas que se acuerdan por acto administrativo a los centros de empleados.

4.07.01.01.75 **Subsidios a organismos laborales y gremiales**

Subvenciones que se destinan a auxiliar sindicatos, colegios profesionales y similares.

4.07.01.01.76 **Subsidios a entidades religiosas**

Ayudas que los organismos públicos otorgan a las instituciones de carácter religioso.

4.07.01.01.77 **Subsidios a entidades deportivas y recreativas de carácter privado**

Subvenciones que los organismos públicos otorgan a las instituciones de carácter privado, dedicadas a actividades deportivas y recreativas.

4.07.01.01.78 Subsidios científicos al sector privado

Subvenciones que se destinan a auxiliar y estimular a las instituciones privadas de investigación científica del sector privado.

4.07.01.01.79 Subsidios a cooperativas

Subvenciones que se destinan a promover el cooperativismo y al auxilio de cooperativas.

4.07.01.01.80 Subsidios a empresas privadas

Subvenciones que se otorgan a las empresas del sector privado, para auxiliar y estimular las actividades económicas que desarrolla.

4.07.01.01.99 Otras transferencias corrientes internas al sector privado

Subvenciones que se destinan al financiamiento de otras transferencias corrientes internas al sector privado, no incluidas en las subpartidas anteriores.

4.07.01.02.00 Donaciones corrientes internas al sector privado

Donaciones que otorgan los organismos del sector público al sector privado, que no revisten carácter permanente. Se imputan por esta específica las donaciones que se otorgan en especie.

4.07.01.02.01 Donaciones corrientes a personas

Donativos o ayudas especiales en dinero o especie que revistan o no carácter permanente, acordados a personas naturales.

Además, se incluyen en esta sub-específica las subvenciones en dinero que acuerda el organismo para financiar la adquisición de trofeos, medallas y similares de sus trabajadores o personas ajenas al organismo.

También se incluyen aquellos donativos o ayudas que el organismo otorga a sus trabajadores, diferentes a las asistencias socio-económicas señaladas en la 4.01.07.00.00.

4.07.01.02.02 Donaciones corrientes a instituciones sin fines de lucro

Donaciones que otorgan los organismos del sector público a las instituciones privadas sin fines de lucro, que no revisten carácter permanente. Se imputan por esta específica las donaciones que se otorgan en especie, así como las adquisiciones de bienes y servicios contratadas con terceros que se donen al receptor.

4.07.01.03.00 Transferencias corrientes internas al sector público

Aportaciones para gastos corrientes que efectúan los organismos del sector público a organismos del mismo sector, para financiar sus gastos de funcionamiento y subvencionar la prestación de servicios de carácter social, que no son básicamente pagadas por los usuarios, y demás gastos corrientes.

Estas aportaciones no suponen contraprestación de bienes o servicios y cuyos importes no serán reintegrados por los receptores. Se efectúan en virtud de lo establecido en la Constitución de la República Bolivariana de Venezuela, leyes, normas o por políticas gubernamentales.

Igualmente, se incluyen aquellas transferencias, que por concepto de subsidios se otorgan a instituciones públicas, con el propósito mantener sus precios o tarifas.

4.07.01.03.01 Transferencias corrientes a la República

Transferencias para gastos corrientes que efectúan los organismos del sector público a los órganos de la República, las cuales no suponen contraprestación de bienes o servicios y cuyos importes no serán reintegrados por los entes receptores. Estas aportaciones se destinan a financiar sus gastos de funcionamiento y a subvencionar la prestación de servicios de carácter social.

4.07.01.03.02 Transferencias corrientes a entes descentralizados sin fines empresariales

Aportaciones que efectúan los organismos del sector público a entes descentralizados sin fines empresariales tales como: institutos y servicios autónomos, fundaciones, asociaciones y sociedades civiles del Estado, para contribuir, total o parcialmente a que éstos, atiendan sus gastos de funcionamiento, así como las prestaciones de servicio de carácter social, entre otros gastos.

No incluyen los gastos que se otorgan para atender los beneficios de la seguridad social de los entes descentralizados sin fines empresariales, los cuales se imputan por la 4.07.01.03.03; ni las aportaciones corrientes que se otorgan a las instituciones de protección social, que se imputan por las sub-específicas 4.07.01.03.04 y 4.07.01.03.05.

4.07.01.03.03 Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social

Aportaciones que efectúan los organismos del sector público a entes descentralizados sin fines empresariales tales como: institutos y servicios autónomos, fundaciones, asociaciones y sociedades civiles del Estado, para atender los beneficios de la seguridad social.

4.07.01.03.04 Transferencias corrientes a instituciones de protección social

Aportaciones especiales que realizan los organismos del sector público a las instituciones de protección social, para contribuir total o parcialmente, a financiar sus gastos de funcionamiento, entre otros. No incluye las aportaciones para atender los gastos por concepto de beneficios de la seguridad social.

4.07.01.03.05 Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social

Aportaciones especiales que realizan los organismos del sector público a las instituciones de protección social, para atender los beneficios de la seguridad social.

4.07.01.03.06 Transferencias corrientes a entes descentralizados con fines empresariales petroleros

Aportaciones que realizan los organismos del sector público a las empresas públicas petroleras, para contribuir parcialmente, a que éstas atiendan sus gastos de funcionamiento.

4.07.01.03.07 Transferencias corrientes a entes descentralizados con fines empresariales no petroleros

Aportaciones que realizan los organismos del sector público a los entes descentralizados con fines empresariales no petroleros, para contribuir, total o parcialmente, a que éstos atiendan sus gastos de funcionamiento.

4.07.01.03.08 Transferencias corrientes a entes descentralizados financieros bancarios

Aportaciones de los organismos del sector público a los entes descentralizados financieros bancarios, para contribuir, total o parcialmente, a que éstos atiendan sus gastos de funcionamiento.

4.07.01.03.09 Transferencias corrientes a entes descentralizados financieros no bancarios

Aportaciones de los organismos del sector público a entes descentralizados financieros no bancarios, para contribuir, total o parcialmente, a que éstos atiendan sus gastos de funcionamiento.

4.07.01.03.10 Transferencias corrientes al Poder Estadal

Aportaciones especiales que realizan los organismos del sector público a los estados y al Distrito Capital, para contribuir parcialmente, a que éstas atiendan sus gastos de funcionamiento y la prestación de servicios de carácter social. Incluye las transferencias que se otorgan a las entidades federales para el pago de su deuda.

4.07.01.03.11 Transferencias corrientes al Poder Municipal

Aportaciones especiales que realizan los organismos del sector público a los municipios y otras formas de gobierno municipal, para contribuir parcialmente, a que éstos atiendan sus gastos de funcionamiento y la prestación de servicios de carácter social. Incluye las transferencias que se otorgan a los municipios para el pago de su deuda.

Se incluye las aportaciones financieras que realizan el Distrito Capital y el Estado Miranda al Área Metropolitana de Caracas, de conformidad con lo dispuesto en la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas.

4.07.01.03.13 Subsidios otorgados por normas externas

Aportaciones por concepto de subsidios, que realizan los organismos del sector público a las instituciones del mismo sector, producto de la implementación de una política deliberada del Estado, durante el ejercicio económico-financiero.

4.07.01.03.14 Incentivos otorgados por normas externas

Aportaciones por concepto de incentivos, que realizan los organismos del sector público a las instituciones del mismo sector, producto de la implementación de una política deliberada del Estado, durante el ejercicio económico-financiero.

4.07.01.03.15 Subsidios otorgados por precios políticos

Aportaciones por concepto de subsidios, que realizan los organismos del sector público a las instituciones del mismo sector, producto de la implementación de una política deliberada del Estado, de ofrecer los bienes o servicios que produce cualquier organización, por debajo del costo de producción.

4.07.01.03.16 Subsidios de costos sociales por normas externas

Aportaciones por concepto de subsidios, que realizan los organismos del sector público a las instituciones del mismo sector, producto de la implementación deliberada de una política social del Estado, durante el ejercicio económico-financiero.

4.07.01.03.99 Otras transferencias corrientes internas al sector público

Se incluyen por esta partida otras transferencias corrientes internas no especificadas anteriormente, destinadas a órganos y entes del sector público. Esta sub-específica será de uso exclusivo del Ministerio del Poder Popular del Despacho de la Presidencia.

4. 07.01.04.00 Donaciones corrientes internas al sector público

Donaciones en especie que otorgan los organismos del sector público a organismos del mismo sector, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros que se donen al receptor.

4.07.01.04.01 Donaciones corrientes a la República

Donaciones en especie que otorgan los organismos del sector público a los órganos de la República, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros que se donen al receptor.

4.07.01.04.02 Donaciones corrientes a entes descentralizados sin fines empresariales

Donaciones en especie que efectúan los organismos del sector público a entes descentralizados sin fines empresariales, tales como: institutos y servicios autónomos, fundaciones, asociaciones y sociedades civiles del Estado, las cuales no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros que se donen al receptor.

No incluyen las donaciones corrientes que se otorgan a las instituciones de protección social, que se imputan por la sub-específica 4.07.01.04.03.

4.07.01.04.03 Donaciones corrientes a instituciones de protección social

Donaciones en especie que efectúan los organismos del sector público a las instituciones de protección social, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros que se donen al receptor.

4.07.01.04.04 Donaciones corrientes a entes descentralizados con fines empresariales petroleros

Donaciones en especie que efectúan los organismos del sector público a entes descentralizados con fines empresariales petrolero, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros que se donen al receptor.

4.07.01.04.05 Donaciones corrientes a entes descentralizados con fines empresariales no petroleros

Donaciones en especie que efectúan los organismos del sector público a entes descentralizados con fines empresariales no petrolero, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros que se donen al receptor.

4.07.01.04.06 Donaciones corrientes a entes descentralizados financieros bancarios

Donaciones en especie que efectúan los organismos del sector público a entes descentralizados financieros bancarios, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros que se donen al receptor.

4.07.01.04.07 Donaciones corrientes a entes descentralizados financieros no bancarios

Donaciones en especie que efectúan los organismos del sector público a entes descentralizados financieros no bancarios, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros que se donen al receptor.

4.07.01.04.08 Donaciones corrientes al Poder Estadal

Donaciones en especie que efectúan los organismos del sector público a los estados y Distrito Capital, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros que se donen al receptor.

4.07.01.04.09 Donaciones corrientes al Poder Municipal

Donaciones en especie que efectúan los organismos del sector público a los municipios y otras formas de gobierno municipal, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros que se donen al receptor.

4.07.01.05.00 Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección

Constituyen las aportaciones que otorgan los organismos del sector público a sus extrabajadores y los ajenos al mismo, que para el momento de asignarle la pensión ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección, autorizados a cancelar por concepto de pensiones por vejez, sobrevivencia y discapacidad, de conformidad con lo previsto en la normativa que la regula.

4.07.01.05.01 Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular

Constituyen las aportaciones que otorgan los organismos del sector público a sus extrabajadores y los ajenos al mismo, que para el momento de asignarle la pensión ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, autorizados a cancelar por concepto de pensiones por vejez, sobrevivencia y discapacidad, de conformidad con lo previsto en la normativa que la regula.

4.07.01.05.02 Pensiones del personal de alto nivel y de dirección

Constituyen las aportaciones que otorgan los organismos del sector público a sus extrabajadores y los ajenos al mismo, que al momento de asignarle la pensión ocupaban cargos de personal de alto nivel y de dirección, autorizados a cancelar por concepto de pensiones por vejez, sobrevivencia y discapacidad, de conformidad con lo previsto en la normativa que la regula.

4.07.01.05.06 Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados

Subvención que se otorga a pensionados del organismo y los ajenos al mismo, que para el momento de asignarle la pensión ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, autorizados a cancelar por concepto de bonificación de fin de año.

4.07.01.05.07 Aguinaldos del personal pensionado de alto nivel y de dirección

Subvención que se otorga a pensionados del organismo y los ajenos al mismo, que para el momento de asignarle la pensión ocupaban cargos de personal del alto nivel y de dirección, autorizados a cancelar por concepto de bonificación de fin de año.

4.07.01.05.11 Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados

Contribución que realiza el organismo a la caja de ahorro de su personal pensionado y ajenos al mismo, que para el momento de asignarle la pensión ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, autorizados a cancelar, como estímulo al ahorro. Igualmente se imputa por esta sub-específica, las contribuciones patronales a fondos de ahorro cualquiera sea su forma constitutiva.

4.07.01.05.12 Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección

Contribución que realiza el organismo a la caja de ahorro de su personal pensionado y ajeno al mismo, que para el momento de asignarle la pensión ocupaban cargos de personal de alto nivel y de dirección, autorizados a cancelar, como estímulo al ahorro. Igualmente se imputa por esta sub-específica, las contribuciones patronales a fondos de ahorro cualquiera sea su forma constitutiva.

4.07.01.05.16 Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados

Subvención que el organismo acuerda, para financiar el seguro de vida, de accidentes personales, hospitalización, cirugía y maternidad (HCM) y gastos funerarios de su personal pensionado y ajeno al mismo, que para el momento de asignarle la pensión ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, autorizados a cancelar.

4.07.01.05.17 Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección

Subvención que el organismo acuerda, para financiar el seguro de vida, de accidentes personales, hospitalización, cirugía y maternidad (HCM) y gastos funerarios de su personal pensionado y ajeno al mismo, que para el momento de la pensión ocupaban cargos de personal de alto nivel y de dirección, autorizados a cancelar.

4.07.01.05.98 Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados

Subvenciones que realiza el organismo a su personal pensionado y ajeno al mismo, que para el momento de la pensión ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, autorizados a cancelar, para atender otros tipos de asistencias socio-económicas no contempladas en las sub-específicas anteriores, tales como: ayudas para la capacitación y adiestramiento, otorgamiento de becas, ayudas por matrimonio, por nacimiento, por hijos, por defunción, para la adquisición de medicinas, para la adquisición de juguetes, útiles y uniformes, gastos de guarderías, entre otras subvenciones.

4.07.01.05.99 Otras subvenciones del personal pensionado de alto nivel y de dirección

Subvenciones que realiza el organismo a su personal pensionado y ajeno al mismo, que para el momento de la pensión ocupaban cargos de personal de alto nivel y de dirección, autorizados a cancelar, para atender otros tipos de asistencias socio-económicas no contempladas en las sub-específicas anteriores, tales como: ayudas para la capacitación y adiestramiento, otorgamiento de becas, ayudas por matrimonio, por nacimiento, por hijos, por defunción, para la adquisición de medicinas, para la adquisición de juguetes, útiles y uniformes, gastos de guarderías, entre otras subvenciones.

4.07.01.06.00 Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección

Constituyen las aportaciones que otorgan los organismos del sector público a sus extrabajadores y ajenos al mismo, que para el momento de la jubilación ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección, autorizados a cancelar por concepto de jubilaciones, en virtud de haber cumplido con el tiempo reglamentario para tal fin, de conformidad con lo previsto en la normativa que la regula.

4.07.01.06.01 Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular

Constituyen las aportaciones que otorgan los organismos del sector público a sus extrabajadores y ajenos al mismo, que para el momento de la jubilación ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, autorizados a cancelar por concepto de jubilaciones, en virtud de haber cumplido con el tiempo reglamentario para tal fin, de conformidad con lo previsto en la normativa que la regula.

4.07.01.06.02 Jubilaciones del personal de alto nivel y de dirección

Constituyen las aportaciones que otorgan los organismos del sector público a sus extrabajadores y ajenos al mismo, que para el momento de la jubilación ocupaban cargos de personal de alto nivel y de dirección, autorizados a cancelar por concepto de jubilaciones, en virtud de haber cumplido con el tiempo reglamentario para tal fin, de conformidad con lo previsto en la normativa que la regula.

4.07.01.06.06 Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados

Subvención que se otorga al personal jubilado del organismo y ajeno al mismo, que para el momento de la jubilación ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, autorizados a cancelar por concepto de bonificación de fin de año.

4.07.01.06.07 Aguinaldos del personal jubilado de alto nivel y de dirección

Subvención que se otorga al personal jubilado del organismo y ajeno al mismo, que para el momento de la jubilación ocupaban cargos de personal de alto nivel y de dirección, autorizados a cancelar por concepto de bonificación de fin de año.

4.07.01.06.11 Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados

Contribución que realiza el organismo a la caja de ahorro su personal jubilado y ajeno al mismo, que para el momento de la jubilación ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, autorizados a cancelar, como estímulo al ahorro. Igualmente se imputa por esta sub-específica, las contribuciones patronales a fondos de ahorro cualquiera sea su forma constitutiva.

4.07.01.06.12 Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección

Contribución que realiza el organismo a la caja de ahorro su personal jubilado y ajeno al mismo, que para el momento de la jubilación ocupaban cargos de personal de alto nivel y de dirección, autorizados a cancelar, como estímulo al ahorro. Igualmente se imputa por esta sub-específica, las contribuciones patronales a fondos de ahorro cualquiera sea su forma constitutiva.

4.07.01.06.16 Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados

Subvención que el organismo acuerda, para financiar el seguro de vida, de accidentes personales, hospitalización, cirugía y maternidad (HCM) y gastos funerarios de su personal jubilado y ajeno al mismo, que para el momento de la jubilación ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, autorizados a cancelar.

4.07.01.06.17 Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección

Subvención que el organismo acuerda, para financiar el seguro de vida, de accidentes personales, hospitalización, cirugía y maternidad (HCM) y gastos funerarios de su personal jubilado y ajeno al mismo, que para el momento de la jubilación ocupaban cargos de personal de alto nivel y de dirección, autorizados a cancelar.

4.07.01.06.98 Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados

Subvenciones que realiza el organismo a su personal jubilado y ajeno al mismo, que para el momento de la jubilación ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, autorizados a cancelar, para atender otros tipos de asistencias socio-económicas no contempladas en las sub-específicas anteriores, tales como: ayudas para la capacitación y adiestramiento, otorgamiento de becas, ayudas por matrimonio, por nacimiento, por hijos, por defunción, para la adquisición de medicinas, para la adquisición de juguetes, útiles y uniformes, gastos de guarderías, entre otras subvenciones.

4.07.01.06.99 Otras subvenciones del personal jubilado de alto nivel y de dirección

Subvenciones que realiza el organismo a su personal jubilado y ajeno al mismo, que para el momento de la jubilación ocupaban cargos de personal de alto nivel y de dirección, autorizados a cancelar, para atender otros tipos de asistencias socio-económicas no contempladas en las sub-específicas anteriores, tales como: ayudas para la capacitación y adiestramiento, otorgamiento de becas, ayudas por matrimonio, por nacimiento, por hijos, por defunción, para la adquisición de medicinas, para la adquisición de juguetes, útiles y uniformes, gastos de guarderías, entre otras subvenciones.

4.07.02.00.00 <u>Transferencias y donaciones corrientes al exterior</u>

Aportaciones gratuitas que se efectúan a personas naturales y jurídicas de carácter internacional, destinadas a atender erogaciones corrientes como: las transferencias a la Cruz Roja, ONU, UNESCO y otros organismos similares. Incluye las transferencias al exterior para organismos públicos o privados, que por acuerdos genera una contraprestación.

4.07.02.01.00 Transferencias corrientes al exterior

Transferencias corrientes que se efectúan a organismos del exterior, que no suponen la contraprestación de bienes o servicios por parte del receptor, excepto aquellas que por convenios o acuerdos suponen contraprestación.

4.07.02.01.01 Becas de capacitación e investigación en el exterior

Subvención que se acuerda a los organismos del sector público o privado, para financiar becas de capacitación e investigación en el exterior. Estas becas pueden ser otorgadas directamente por los organismos a los beneficiarios, o entregadas al organismo receptor.

4.07.02.01.02 Transferencias corrientes a instituciones sin fines de lucro

Transferencias corrientes que se efectúan a instituciones sin fines de lucro del exterior, como: la Cruz Roja Internacional, la Organización de las Naciones Unidas para la Educación y la Cultura - UNESCO, y otras instituciones similares, que no suponen la contraprestación de bienes o servicios por parte del ente receptor.

4.07.02.01.03 Transferencias corrientes a gobiernos extranjeros

Transferencias corrientes que se efectúan a gobiernos extranjeros, que no suponen la contraprestación de bienes o servicios por parte del receptor, excepto aquellas que por convenios o acuerdos suponen contraprestación.

4.07.02.01.04 Transferencias corrientes a organismos internacionales

Aportaciones que efectúan los organismos del sector público para financiar gastos corrientes con organismos internacionales, como la Organización de Naciones Unidas - ONU, la Organización de Estados Americanos - OEA y otros organismos similares.

4.07.02.02.00 Donaciones corrientes al exterior

Donaciones corrientes que se efectúan a personas naturales o jurídicas del exterior, que no revisten carácter permanente.

4.07.02.02.01 Donaciones corrientes a personas

Donaciones corrientes que se efectúan a personas naturales en el exterior, que no revisten carácter permanente.

4.07.02.02.02 Donaciones corrientes a instituciones sin fines de lucro

Donaciones corrientes que se efectúan a las instituciones sin fines de lucro en el exterior, que no revisten carácter permanente.

4.07.02.02.03 Donaciones corrientes a gobiernos extranjeros

Donaciones corrientes que se efectúan a gobiernos extranjeros, que no revisten carácter permanente.

4.07.02.02.04 Donaciones corrientes a organismos internacionales

Donaciones corrientes que se efectúan a organismos internacionales, que no revisten carácter permanente.

4.07.03.00.00 <u>Transferencias y donaciones de capital internas</u>

Aportaciones de capital que estiman efectuar los organismos del sector público a otros organismos del mismo sector, al privado y al externo, para la realización de inversiones reales, durante el ejercicio económico-financiero. Estas aportaciones no suponen la contraprestación de bienes o servicios.

4.07.03.01.00 Transferencias de capital internas al sector privado

Aportaciones para gastos de capital que efectúan los organismos del sector público a personas naturales o jurídicas del sector privado, con el objetivo de proporcionar el financiamiento, total o parcial de la inversión real que dicho sector realiza, de acuerdo a normas o políticas gubernamentales vigentes.

4.07.03.01.01 Transferencias de capital a personas

Aportaciones para gastos de capital que efectúan los organismos del sector público a personas naturales, con el objeto de proporcionar el financiamiento, total o parcial de la inversión real que realiza, de conformidad con normas o políticas gubernamentales vigentes.

4.07.03.01.02 Transferencias de capital a instituciones sin fines de lucro

Aportaciones para gastos de capital que efectúan los organismos del sector público a personas jurídicas del sector privado sin fines de lucro, con el objeto de proporcionar el financiamiento, total o parcial de la inversión real que realiza, de conformidad con normas o políticas gubernamentales vigentes.

4.07.03.01.03 Transferencias de capital a empresas privadas

Aportaciones para gastos de capital que efectúan los organismos del sector público a empresas del sector privado, con el objeto de proporcionar el financiamiento, total o parcial de la inversión real que realiza, de conformidad con normas o políticas gubernamentales vigentes.

4.07.03.02.00 Donaciones de capital internas al sector privado

Donaciones que otorgan los organismos del sector público a personas naturales o jurídicas del sector privado, que no revisten carácter permanente. Incluye las donaciones que se otorgan en especie.

4.07.03.02.01 Donaciones de capital a personas

Donaciones que otorgan los organismos del sector público a personas naturales, que no revisten carácter permanente. Incluye las donaciones que se otorgan en especie.

4.07.03.02.02 Donaciones de capital a instituciones sin fines de lucro

Donaciones que otorgan los organismos del sector público a personas jurídicas del sector privado, que no revisten carácter permanente. Incluye las donaciones que se otorgan en especie.

4.07.03.03.00 Transferencias de capital internas al sector público

Aportaciones para gastos de capital que efectúan los organismos del sector público a otros organismos del mismo sector, con el objeto de proporcionar el financiamiento, total o parcial de la respectiva inversión real, en virtud de lo establecido en la Constitución de la República Bolivariana de Venezuela, leyes, normas o por políticas gubernamentales vigentes.

Las transferencias de capital representan una inversión indirecta para el organismo que realiza el aporte.

4.07.03.03.01 Transferencias de capital a la República

Aportaciones para gastos de capital que efectúan los organismos del sector público a los órganos de la República, con el objeto de proporcionar el financiamiento, total o parcial de la respectiva inversión real, en virtud de lo establecido en la Constitución de la República Bolivariana de Venezuela, leyes, normas o por políticas gubernamentales vigentes.

4.07.03.03.02 Transferencias de capital a entes descentralizados sin fines empresariales

Aportaciones para gastos de capital que efectúan los organismos del sector público a los entes descentralizados sin fines empresariales, con el objeto de proporcionar el financiamiento, total o parcial de la respectiva inversión real, en virtud de lo establecido en la Constitución de la República Bolivariana de Venezuela, leyes, normas o por políticas gubernamentales vigentes.

No incluye las aportaciones de capital que se otorgan a las instituciones de protección social, que se imputan por la sub-específica 4.07.03.03.03.

4.07.03.03.03 Transferencias de capital a instituciones de protección social

Aportaciones para gastos de capital que efectúan los organismos del sector público a las instituciones de protección social, con el fin de proporcionar el financiamiento, total o parcial de la respectiva inversión real, en virtud de lo establecido en la Constitución de la República Bolivariana de Venezuela, leyes, normas o por políticas gubernamentales vigentes.

4.07.03.03.04 Transferencias de capital a entes descentralizados con fines empresariales petroleros

Aportaciones para gastos de capital que efectúan los organismos del sector público a los entes descentralizados con fines empresariales petroleros, con el objeto de contribuir al financiamiento, total o parcial de la respectiva inversión real, en virtud de lo establecido en la Constitución de la República Bolivariana de Venezuela, leyes, normas o por políticas gubernamentales vigentes.

4.07.03.03.05 Transferencias de capital a entes descentralizados con fines empresariales no petroleros

Aportaciones para gastos de capital que efectúan los organismos del sector público a los entes descentralizados con fines empresariales no petroleros, con el objeto de proporcionar el financiamiento, total o parcial de la respectiva inversión real, en virtud de lo establecido en la Constitución de la República Bolivariana de Venezuela, leyes, normas o por políticas gubernamentales vigentes.

4.07.03.03.06 Transferencias de capital a entes descentralizados financieros bancarios

Aportaciones para gastos de capital que efectúan los organismos del sector público a los entes descentralizados financieros bancarios, con el objeto de proporcionar el financiamiento, total o parcial de la respectiva inversión real, en virtud de lo establecido en la Constitución de la República Bolivariana de Venezuela, leyes, normas o por políticas gubernamentales vigentes.

4.07.03.03.07 Transferencias de capital a entes descentralizados financieros no bancarios

Aportaciones para gastos de capital que efectúan los organismos del sector público a los entes descentralizados financieros no bancarios, con el objeto de proporcionar el financiamiento, total o parcial de la respectiva inversión real, en virtud de lo establecido en la Constitución de la República Bolivariana de Venezuela, leyes, normas o por políticas gubernamentales vigentes.

4.07.03.03.08 Transferencias de capital al Poder Estadal

Aportaciones para gastos de capital que efectúan los organismos del sector público a los estados y Distrito Capital, con el fin de proporcionar el financiamiento, total o parcial de la respectiva inversión real, en virtud de lo establecido en la Constitución de la República Bolivariana de Venezuela, leyes, normas o por políticas gubernamentales vigentes.

4.07.03.03.09 Transferencias de capital al Poder Municipal

Aportaciones para gastos de capital que efectúan los organismos del sector público a los municipios y otras formas de Gobierno Municipal, con el fin de proporcionar el financiamiento, total o parcial de la respectiva inversión real, en virtud de lo establecido en la Constitución de la República Bolivariana de Venezuela, leyes, normas o por políticas gubernamentales vigentes.

Se incluye las aportaciones financieras que realizan el Distrito Capital y el Estado Miranda al Área Metropolitana de Caracas, de conformidad con lo dispuesto en la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas.

4.07.03.03.99 Otras transferencias de capital internas al sector público

Se incluyen por esta partida otras transferencias de capital internas no especificadas anteriormente, destinadas a órganos y entes del sector público. Esta sub-específica será de uso exclusivo del Ministerio del Poder Popular del Despacho de la Presidencia.

4.07.03.04.00 Donaciones de capital internas al sector público

Donaciones en especie que otorgan los organismos del sector público a otras instituciones del mismo sector, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros, que se donen al receptor, y que incrementan su patrimonio.

4.07.03.04.01 Donaciones de capital a la República

Donaciones en especie que otorgan los organismos del sector público a los órganos de la República, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros, que se donen al receptor, y que incrementan su patrimonio.

4.07.03.04.02 Donaciones de capital a entes descentralizados sin fines empresariales

Donaciones en especie que otorgan los organismos del sector público a los entes descentralizados sin fines empresariales, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros, que se donen al receptor, y que incrementan su patrimonio.

No incluyen las donaciones de capital que se otorgan a las instituciones de protección social, que se imputan por la sub-específica 4.07.03.04.03.

4.07.03.04.03 Donaciones de capital a instituciones de protección social

Donaciones en especie que otorgan los organismos del sector público a las instituciones de protección social, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros, que se donen al receptor, y que incrementan su patrimonio.

4.07.03.04.04 Donaciones de capital a entes descentralizados con fines empresariales petroleros

Donaciones en especie que otorgan los organismos del sector público a los entes descentralizados con fines empresariales petroleros, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros, que se donen al receptor, y que incrementan su patrimonio.

4.07.03.04.05 Donaciones de capital a entes descentralizados con fines empresariales no petroleros

Donaciones en especie que otorgan los organismos del sector público a los entes descentralizados con fines empresariales no petroleros, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros, que se donen al receptor, y que incrementan su patrimonio.

4.07.03.04.06 Donaciones de capital a entes descentralizados financieros bancarios

Donaciones en especie que otorgan los organismos del sector público a los entes descentralizados financieros bancarios, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros, que se donen al receptor, y que incrementan su patrimonio.

4.07.03.04.07 Donaciones de capital a entes descentralizados financieros no bancarios

Donaciones en especie que otorgan los organismos del sector público a los entes descentralizados financieros no bancarios, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros, que se donen al receptor, y que incrementan su patrimonio.

4.07.03.04.08 Donaciones de capital al Poder Estadal

Donaciones en especie que otorgan los organismos del sector público a los estados y el Distrito Capital, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros, que se donen al receptor, y que incrementan su patrimonio.

4.07.03.04.09 Donaciones de capital al Poder Municipal

Donaciones en especie que otorgan los organismos del sector público a los municipios y otras formas de gobierno municipal, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros, que se donen al receptor, y que incrementan su patrimonio.

4.07.04.00.00 Transferencias y donaciones de capital al exterior

Aportaciones de capital que estiman efectuar los organismos del sector público a personas naturales o jurídicas del exterior, que no suponen contraprestación de bienes o servicios por los receptores, en el ejercicio económico-financiero, excepto aquellas que por convenios o acuerdos suponen contraprestación.

4.07.04.01.00 Transferencias de capital al exterior

Transferencias de capital que estiman efectuar los organismos del sector público a personas naturales o jurídicas del exterior que no suponen contraprestación de bienes o servicios por los receptores, en el ejercicio económico-financiero, excepto aquellas que por convenios o acuerdos suponen contraprestación.

4.07.04.01.01 Transferencias de capital a personas

Transferencias de capital que estiman efectuar los organismos del sector público a personas naturales en el exterior, que no suponen contraprestación de bienes o servicios por los receptores, en el ejercicio económico-financiero.

4.07.04.01.02 Transferencias de capital a instituciones sin fines de lucro

Transferencias de capital que estiman efectuar los organismos del sector público a las instituciones sin fines de lucro en el exterior, que no suponen contraprestación de bienes o servicios por los receptores, en el ejercicio económico-financiero.

4.07.04.01.03 Transferencias de capital a gobiernos extranjeros

Transferencias de capital que estiman efectuar los organismos del sector público a gobiernos extranjeros, que no suponen contraprestación de bienes o servicios por los receptores, en el ejercicio económico-financiero, excepto aquellas que por convenios o acuerdos suponen contraprestación.

4.07.04.01.04 Transferencias de capital a organismos internacionales

Aportaciones de capital que estiman efectuar los organismos del sector público, a entes o instituciones fuera del país, en el ejercicio económico-financiero.

4.07.04.02.00 Donaciones de capital al exterior

Donaciones de capital que estiman efectuar los organismos del sector público a personas naturales o jurídicas en el exterior, que no revisten carácter permanente, durante el ejercicio económico-financiero.

4.07.04.02.01 Donaciones de capital a personas

Donaciones de capital que estiman efectuar los organismos del sector público a personas naturales en el exterior, que no revisten carácter permanente, durante el ejercicio económico-financiero.

4.07.04.02.02 Donaciones de capital a instituciones sin fines de lucro

Donaciones de capital que estiman efectuar los organismos del sector público a instituciones sin fines de lucro en el exterior, que no revisten carácter permanente, durante el ejercicio económico-financiero.

4.07.04.02.03 Donaciones de capital a gobiernos extranjeros

Donaciones de capital que estiman efectuar los organismos del sector público a gobiernos extranjeros, que no revisten carácter permanente, durante el ejercicio económico-financiero.

4.07.04.02.04 Donaciones de capital a organismos internacionales

Donaciones de capital que estiman efectuar los organismos del sector público a organismos internacionales, que no revisten carácter permanente, durante el ejercicio económico-financiero.

4.07.05.00.00 <u>Situado</u>

Aportaciones que realiza el Poder Nacional a los estados, al Distrito Capital y a los municipios; y por los estados y el Distrito Capital a los municipios, de conformidad con lo previsto en la Constitución de la República Bolivariana de Venezuela y demás leyes vigentes.

4.07.05.01.00 Situado Constitucional

Aportaciones que realiza el Poder Nacional a los estados, el distrito capital y los municipios, de conformidad con lo previsto en la Constitución, y en la Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público.

4.07.05.01.01 Situado Estadal

Aportaciones que realiza el Poder Nacional a los estados y el distrito capital, de conformidad con lo previsto en la Constitución, y en la Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público.

4.07.05.01.02 Situado Municipal

Aportaciones que realiza el Poder Nacional a los municipios y a otras formas de gobierno municipal, de conformidad con lo previsto en la Constitución, en la Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público, en la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas y demás normas legales.

4.07.05.02.00 Situado Estadal a Municipal

Aportaciones que realizan los estados y el Distrito Capital a los municipios y otras formas de gobierno municipal, de conformidad con lo previsto en la Constitución y en la Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público; así como en la Ley Orgánica de Régimen Municipal y demás normas legales.

4.07.06.00.00 <u>Subsidio de Régimen Especial</u>

Aportaciones que efectúa el Poder Nacional al Distrito del Alto Apure, de conformidad con lo previsto en la Ley Especial que crea el Distrito del Alto Apure.

4.07.06.01.00 Subsidio de Régimen Especial

Aportaciones que efectúa el Poder Nacional al Distrito del Alto Apure, de conformidad con lo previsto en la Ley Especial que crea el Distrito del Alto Apure.

4.07.07.00.00 <u>Subsidio de capitalidad</u>

Aportaciones que realiza el Poder Nacional al Distrito Metropolitano de Caracas, de acuerdo a lo establecido en la Ley Especial sobre el Régimen del Distrito Metropolitano de Caracas.

4.07.07.01.00 Subsidio de capitalidad

Aportaciones que realiza el Poder Nacional al Distrito Metropolitano de Caracas, de acuerdo a lo establecido en la Ley Especial sobre el Régimen del Distrito Metropolitano de Caracas.

4.07.08.00.00 <u>Asignaciones Económicas Especiales (LAEE)</u>

Aportaciones que efectúa el Poder Nacional a los estados y el Distrito Capital, y éstas a los municipios y otras formas de gobierno municipal, de conformidad con la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.

4.07.08.01.00 Asignaciones Económicas Especiales (LAEE) Estadal

Aportaciones que efectúa el Poder Nacional a los estados y el Distrito Capital, de conformidad con la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.

4.07.08.02.00 Asignaciones Económicas Especiales (LAEE) Estadal a Municipal

Aportaciones que efectúan los estados y el Distrito Capital a los municipios y otras formas de Gobierno Municipal, de conformidad con la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.

4.07.08.03.00 Asignaciones Económicas Especiales (LAEE) Municipal

Aportaciones que efectúa el Poder Nacional a los municipios, de conformidad con lo dispuesto en la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.

4.07.08.04.00 Asignaciones Económicas Especiales (LAEE) Fondo Nacional de los Consejos Comunales

Aportaciones que efectúa el Poder Nacional al Fondo Nacional de los Consejos Comunales, de conformidad con lo dispuesto en la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.

4.07.08.05.00 Asignaciones Económicas Especiales (LAEE) Apoyo al Fortalecimiento Institucional

Aportaciones que efectúa el Poder Nacional al fortalecimiento institucional, de conformidad con lo dispuesto en la Ley Orgánica del Consejo Federal de Gobierno y su Reglamento

4.07.09.00.00 <u>Aportes al Poder Estadal y al Poder Municipal por transferencia de servicios</u>

Aportaciones que efectúa el Poder Nacional a los estados, Distrito Capital, municipios y otras formas de gobierno municipal, de conformidad con lo previsto en la Constitución y en la Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público.

4.07.09.01.00 Aportes al Poder Estadal por transferencia de servicios

Aportaciones que efectúa el Poder Nacional a los estados y al Distrito Capital, de conformidad con lo previsto en la Constitución y en la Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público.

4.07.09.02.00 Aportes al Poder Municipal por transferencia de servicios

Aportaciones que efectúa el Poder Nacional a los municipios y otras formas de gobierno municipal, de conformidad con lo previsto en la Constitución y en la Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público.

4.07.10.00.00 Fondo Intergubernamental para la Descentralización (FIDES)

Aportaciones que efectúa el Poder Nacional al Fondo Intergubernamental para la Descentralización – FIDES, en virtud de lo previsto en la Ley que crea el Fondo Intergubernamental para la Descentralización (FIDES).

4.07.10.01.00 Fondo Intergubernamental para la Descentralización (FIDES)

Aportaciones que efectúa el Poder Nacional al Fondo Intergubernamental para la Descentralización – FIDES, en virtud de lo previsto en la Ley que crea el Fondo Intergubernamental para la Descentralización (FIDES).

4.07.11.00.00 Fondo de Compensación Interterritorial

Aportaciones que efectúa el Poder Nacional para financiar las inversiones públicas, de conformidad con lo previsto en la Constitución de la República Bolivariana de Venezuela, y en la Ley Orgánica que crea a dicho Fondo y su Reglamento.

4.07.11.01.00 Fondo de Compensación Interterritorial Estadal

Aportaciones que efectúa el Poder Nacional a los estados y el Distrito Capital para financiar las inversiones públicas, de conformidad con lo previsto en la Constitución de la República Bolivariana de Venezuela, en la Ley Orgánica que crea a dicho Fondo y su Reglamento.

4.07.11.02.00 Fondo de Compensación Interterritorial Municipal

Aportaciones que efectúa el Poder Nacional a los municipios y otras formas de gobierno municipal para financiar las inversiones públicas, de conformidad con lo previsto en la Constitución de la República Bolivariana de Venezuela, en la Ley Orgánica que crea a dicho Fondo y su Reglamento.

4.07.11.03.00 Fondo de Compensación Interterritorial Poder Popular

Aportaciones que efectúa el Poder Nacional para financiar las inversiones públicas destinadas al fortalecimiento del Poder Popular, de conformidad con lo previsto en la Constitución de la República Bolivariana de Venezuela, en la Ley Orgánica que crea a dicho Fondo y su Reglamento.

4.07.11.04.00 Fondo de Compensación Interterritorial Fortalecimiento Institucional

Aportaciones que efectúa el Poder Nacional para financiar las inversiones públicas destinadas al fortalecimiento institucional de las Entidades Político Territoriales, de conformidad con lo previsto en la Constitución de la República Bolivariana de Venezuela, en la Ley Orgánica que crea a dicho Fondo y su Reglamento.

4.07.12.00.00 <u>Transferencias y donaciones a Consejos Comunales</u>

Aportaciones que efectúan los organismos del sector público a los Consejos Comunales, por concepto de transferencias y donaciones, que no suponen contraprestación de bienes o servicios.

4.07.12.01.00 Transferencias y donaciones corrientes a Consejos Comunales

Aportaciones que efectúan los organismos del sector público a los Consejos Comunales, para financiar gastos corrientes, que no suponen contraprestación de bienes o servicios.

4.07.12.01.01 Transferencias corrientes a Consejos Comunales

Aportaciones que efectúan los organismos del sector público a los Consejos Comunales, para financiar gastos de funcionamiento y demás gastos de carácter social, que no suponen contraprestación de bienes o servicios.

4.07.12.01.02 Donaciones corrientes a Consejos Comunales

Donaciones en especie que efectúan los organismos del sector público a los Consejos Comunales, que no revisten carácter permanente. Se incluyen as adquisiciones de bienes y servicios contratadas con terceros que se donen al receptor.

4.07.12.02.00 Transferencias y donaciones de capital a Consejos Comunales

Aportaciones que efectúan los organismos del sector público a los Consejos Comunales, para financiar gastos de inversión, que no suponen contraprestación de bienes o servicios.

4.07.12.02.01 Transferencias de capital a Consejos Comunales

Aportaciones que efectúan los organismos del sector público a los Consejos Comunales, para financiar gastos de capital, con el objeto de proporcionar el financiamiento total o parcial de la respectiva inversión real.

4.07.12.02.02 Donaciones de capital a Consejos Comunales

Donaciones en especie que efectúan los organismos del sector público a los Consejos Comunales, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros que se donen al receptor y que incrementan su patrimonio.

IV. EGRESOS
4.08.00.00.00 Otros Gastos

4.08.00.00.00 OTROS GASTOS

Corresponde a los gastos corrientes en que incurren los organismos del sector público, no contemplados en las partidas anteriores. Los conceptos que se incluyen, no necesariamente originan egresos financieros, pero en todo los casos representan gastos o costos del organismo.

4.08.01.00.00 <u>Depreciación y amortización</u>

Comprende los gastos por depreciación y los montos por concepto de amortización que corresponde aplicar en el período considerado, por concepto de disminución del valor de los bienes del activo de la institución, debido al uso u obsolescencia de los mismos.

4.08.01.01.00 Depreciación

Comprende los gastos por depreciación que corresponde aplicar, conforme a normas técnicas, por concepto de la disminución de valor derivada del uso u obsolescencia que tengan los bienes del activo propiedad de la institución.

4.08.01.01.01 Depreciación de edificios e instalaciones

Comprende los gastos de depreciación que corresponde aplicar, conforme a normas técnicas, por concepto de la disminución de valor derivado del uso u obsolescencia que tengan los edificios e instalaciones integrantes del activo fijo propiedad de la institución.

4.08.01.01.02 Depreciación de maquinaria y demás equipos de construcción, campo, industria y taller

Comprende los gastos de depreciación que corresponde aplicar, conforme a normas técnicas, por concepto de la disminución de valor derivado del uso u obsolescencia que tengan las maquinarias y equipos de construcción, campo, industria y taller, integrantes del activo fijo propiedad de la institución.

4.08.01.01.03 Depreciación de equipos de transporte, tracción y elevación

Corresponde los gastos de depreciación que corresponde aplicar, conforme a normas técnicas, por concepto de la disminución de valor derivado del uso u obsolescencia que tengan los equipos de transporte, tracción y elevación, integrantes del activo fijo propiedad de la institución.

4.08.01.01.04 Depreciación de equipos de comunicaciones y de señalamiento

Comprende los gastos de depreciación que corresponde aplicar, conforme a normas técnicas, por concepto de la disminución de valor derivado del uso u obsolescencia que tengan los equipos de comunicaciones y de señalamiento, integrantes del activo fijo propiedad de la institución.

4.08.01.01.05 Depreciación de equipos médico - quirúrgicos, dentales y de veterinaria

Comprende los gastos de depreciación que corresponde aplicar, conforme a normas técnicas, por concepto de la disminución de valor derivado del uso u obsolescencia que tengan los equipos médico-quirúrgicos, dentales y veterinarios, integrantes del activo fijo propiedad de la institución.

4.08.01.01.06 Depreciación de equipos científicos, religiosos, de enseñanza y recreación

Comprende los gastos de depreciación que corresponde aplicar, conforme a normas técnicas, por concepto de la disminución de valor derivado del uso u obsolescencia que tengan los equipos científicos, religiosos, de enseñanza y recreación, integrantes del activo fijo propiedad de la institución.

4.08.01.01.07 Depreciación de equipos para la seguridad pública

Comprende los gastos de depreciación que corresponde aplicar, conforme a normas técnicas, por concepto de la disminución de valor derivado del uso u obsolescencia que tengan los equipos para la seguridad pública, integrantes del activo fijo propiedad de la institución.

4.08.01.01.08 Depreciación de máquinas, muebles y demás equipos de oficina y alojamiento

Comprende los gastos de depreciación que corresponde aplicar, conforme a normas técnicas, por concepto de la disminución de valor derivado del uso u obsolescencia que tengan las máquinas, muebles y demás equipos de oficina y alojamiento, integrantes del activo fijo propiedad de la institución.

4.08.01.01.09 Depreciación de semovientes

Comprende los gastos de depreciación que corresponde aplicar, conforme a normas técnicas, por concepto de la disminución de valor derivado del uso u obsolescencia que tengan los semovientes, integrantes del activo fijo propiedad de la institución.

4.08.01.01.99 Depreciación de otros bienes de uso

Corresponde los gastos por concepto de depreciación que corresponde aplicar, conforme a normas técnicas, por concepto de la disminución de valor derivado del uso u obsolescencia que tengan las otros activos fijos, no incluidas en las sub-específicas anteriores.

4.08.01.02.00 Amortización

Comprende el monto por concepto de amortización de los activos intangibles, propiedad de la institución.

4.08.01.02.01 Amortización de marcas de fábrica y patentes de invención

Comprende el monto de las cuotas periódicas de amortización que corresponde aplicar conforme a normas técnicas, por concepto de la disminución del valor acordado en marcas de fábrica y patentes de invención, integrantes del activo intangible, propiedad de la institución.

4.08.01.02.02 Amortización de derechos de autor

Comprende el monto de las cuotas periódicas de amortización que corresponde aplicar conforme a normas técnicas, por concepto de la disminución del valor acordado en los derechos de autor, integrante del activo intangible, propiedad de la institución.

4.08.01.02.03 Amortización de gastos de organización

Comprende el monto de las cuotas periódicas de amortización que corresponde aplicar conforme a normas técnicas, por concepto de la disminución del valor acordado en los gastos de organización, integrantes del activo intangible, propiedad de la institución.

4.08.01.02.04 Amortización de paquetes y programas de computación

Comprende el monto de las cuotas periódicas de amortización que corresponde aplicar conforme a normas técnicas, por concepto de la disminución del valor acordado a los paquetes y programas de computación adquiridos por la institución en el período considerado.

4.08.01.02.05 Amortización de estudios y proyectos

Comprende el monto de las cuotas periódicas de amortización que corresponde aplicar conforme a normas técnicas, por concepto de la disminución del valor acordado en los estudios y proyectos, integrantes del activo intangible, propiedad de la institución.

4.08.01.02.99 Amortización de otros activos intangibles

Se incluye la amortización de otros activos intangibles no previstos en las específicas anteriores.

4.08.02.00.00 Intereses por operaciones financieras

Egresos por concepto de intereses ocasionados por operaciones financieras, no sujetas a las disposiciones contenidas en el Título III, Capítulo I de la Ley Orgánica de Administración Financiera del Sector Público.

4.08.02.01.00 Intereses por depósitos internos

Comprende los créditos presupuestarios para gastos financieros causados en el ejercicio por concepto de intereses generados por la teneduría de depósitos internos.

4.08.02.02.00 Intereses por títulos y valores

Comprende los gastos financieros causados en el ejercicio por concepto de intereses ofrecidos por títulos y valores.

4.08.02.03.00 Intereses por otros financiamientos

Corresponde los gastos financieros causados en el ejercicio por concepto de intereses financieros, originados por las obligaciones de otros financiamientos.

4.08.03.00.00 Gastos por operaciones de seguro

Comprenden las erogaciones necesarias en que incurren las compañías de seguros durante el ejercicio económico-financiero, con el objeto de llevar a cabo sus actividades normales.

4.08.03.01.00 Gastos de siniestros

Representan los gastos en que incurren las empresas de seguros para sufragar pérdidas e indemnizar siniestros que han sufrido los asegurados, de acuerdo a las coberturas establecidas en las pólizas contratadas.

4.08.03.02.00 Gastos de operaciones de reaseguros

Representan los gastos que se originan en las operaciones de reaseguro, tales como: las primas cedidas en reaseguro, los intereses pagados a reaseguradores, la participación de reaseguradores en salvamento de siniestros, entre otras.

4.08.03.99.00 Otros gastos de operaciones de seguro

Se incluye otros gastos de operaciones de seguros, distintos a los contemplados en las específicas anteriores.

4.08.04.00.00 <u>Pérdida en operaciones de los servicios básicos</u>

Comprende las pérdidas ocasionadas durante la realización de actividades normales de los servicios básicos prestados.

4.08.04.01.00 Pérdidas en el proceso de distribución de los servicios

Pérdidas ocasionadas en el proceso de distribución de los servicios prestados.

4.08.04.99.00 Otras pérdidas en operación

Se incluye otras pérdidas en operación distintos a las contemplados en las específicas anteriores.

4.08.05.00.00 <u>Obligaciones en el ejercicio vigente</u>

Amortización de los intereses y otros gastos originados por cobros indebidos, indemnizaciones diversas y compromisos válidamente contraídos en el ejercicio vigente.

4.08.05.01.00 Devoluciones de cobros indebidos

Comprende el monto que se ordene devolver al organismo por concepto de cobros indebidos y que hubieren ingresado durante el ejercicio.

4.08.05.02.00 Devoluciones y reintegros diversos

Comprende el monto por concepto de devoluciones y reintegros de toda clase, diferentes de cobros indebidos, durante el ejercicio.

4.08.05.03.00 Indemnizaciones diversas

Comprende indemnizaciones debido a extravíos o pérdidas de valores de toda clase, que se custodien o utilicen por el Estado, y otras indemnizaciones directas, dispuestas por autoridades judiciales y las originadas por obligaciones reconocidas administrativamente.

4.08.06.00.00 <u>Pérdidas ajenas a la operación</u>

Pérdidas ocasionadas en acciones o actividades distintas a las que realizan los entes del sector público en sus operaciones propias. Incluye las pérdidas por concepto de participación en los resultados económicos deficitarios de otros entes del sector público, inventarios, operaciones cambiarias, ventas de activo, cuentas incobrables, entre otras.

4.08.06.01.00 Pérdidas en inventarios

Pérdidas ocasionadas por el faltante real en los inventarios físicos de los bienes, propiedad de la institución.

4.08.06.02.00 Pérdidas en operaciones cambiarias

Pérdidas ocasionadas en la compra y venta de divisas, por arbitraje de moneda extranjera, entre otras, realizadas por la institución.

4.08.06.03.00 Pérdidas en ventas de activos

Pérdidas ocasionadas por la venta de activos fijos e intangibles y mercancías vinculadas a las operaciones normales de la institución.

4.08.06.04.00 Pérdidas por cuentas incobrables

Monto que anualmente se determina sobre los saldos de deudores comerciales y los originados por la cartera de créditos manejados por las instituciones financieras, con el fin de constituir una previsión que permita compensar las pérdidas por las cuentas irrecuperables, en el momento que se presenten. Pueden usarse también sin constitución de previsión y debitarse directamente con cargo a deudores.

4.08.06.05.00 Participación en pérdidas de otras empresas

Pérdidas ocasionadas por la tenencia de acciones o cuotas de participación de otras empresas, cuyo resultado económico para el período ha sido deficitario.

4.08.06.06.00 Pérdidas por auto-seguro

Pérdida para la institución que se ocasiona por la tenencia de auto seguros, en el período considerado.

4.08.06.07.00 Impuestos directos

Comprende los gastos derivados de impuestos que normalmente se determinan sobre la renta o enriquecimiento neto que obtiene o genera la institución, durante un ejercicio económico-financiero, de conformidad con la normativa legal vigente.

4.08.06.08.00 Intereses de mora

Comprende los gastos derivados de intereses que debe pagar el organismo por no cancelar en el lapso previsto, las deudas contraídas con sus proveedores.

4.08.06.09.00 Reservas técnicas

Comprende el monto de las asignaciones destinadas a atender los gastos derivados de la constitución de las reservas técnicas, durante el ejercicio económico-financiero.

4.08.07.00.00 Descuentos, bonificaciones y devoluciones

Se incluyen en esta genérica los gastos que afectan los ingresos por concepto de ventas, como los descuentos y las bonificaciones que realizan los entes descentralizados públicos, en función de la política de ventas implementada durante el ejercicio económico-financiero. Igualmente, se incluye las devoluciones por ventas.

4.08.07.01.00 Descuentos sobre ventas

Representa los descuentos que otorgan los entes descentralizados públicos como parte de la política de venta implementada, durante el ejercicio económico-financiero.

4.08.07.02.00 Bonificaciones por ventas

Comprenden las bonificaciones especiales sobre las ventas, que otorgan los entes descentralizados públicos como parte de la política implementada, durante el ejercicio económico-financiero.

4.08.07.03.00 Devoluciones por ventas

Representa las devoluciones de mercancías que realizan los clientes por defectos en las mismas, por presentar una calidad diferente a la solicitada, entre otras, y que afectan los ingresos por ventas de los entes descentralizados públicos, durante el ejercicio económico-financiero.

4.08.07.04.00 Devoluciones por primas de seguro

Representa las anulaciones y modificaciones de pólizas de seguros o reemplazos de las mismas. Estas acciones ocurren cuando el asegurador reintegra o devuelve una parte de la prima cobrada por anticipado al asegurado, en atención al tiempo que la póliza quedara sin fuerza, ni efecto del tiempo mayor que era previsto.

4.08.08.00.00 Indemnizaciones y sanciones pecuniarias

Egresos en que incurren los organismos del sector público durante el ejercicio económico-financiero vigente, para resarcir daños y perjuicios, incluidas las costas procesales y los intereses moratorios; y para cumplir con las sanciones pecuniarias que les sean impuestas.

4.08.08.01.00 Indemnizaciones por daños y perjuicios

Egresos en que incurren los organismos del sector público para resarcir daños y perjuicios, incluidas las costas procesales y los intereses moratorios.

4.08.08.01.01 Indemnizaciones por daños y perjuicios ocasionados por organismos de la República, del Poder Estadal y del Poder Municipal

Gastos en que incurren los organismos de la República, del Poder Estadal y del Poder Municipal; con motivo de un proceso judicial, cualquiera sea su índole, en el que la República, los Estados y los Municipios, resultan vencidos. Las costas constituyen gastos procesales (aranceles y los derechos judiciales) y honorarios de abogados y emolumentos al personal auxiliar, ocasionados al vencedor en el litigio, también dentro de este grupo se destacan los intereses moratorios.

4.08.08.01.02 Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales

Gastos en que incurren los entes descentralizados sin fines empresariales, con motivo de un proceso judicial, cualquiera sea su índole, en el cual resultan vencidos. Las costas constituyen gastos procesales (aranceles y los derechos judiciales) y honorarios de abogados y emolumentos al personal auxiliar, ocasionados al vencedor en el litigio, también dentro de este grupo se destacan los intereses moratorios.

4.08.08.01.03 Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados con fines empresariales

Gastos en que incurren los organismos de la Administración Descentralizada con fines empresariales, con motivo de un proceso judicial, cualquiera sea su índole, en el que los entes resulten vencidos. Las costas constituyen gastos procesales (aranceles y los derechos judiciales) y honorarios de abogados y emolumentos al personal auxiliar, ocasionados al vencedor en el litigio, también dentro de este grupo se destacan los intereses moratorios.

4.08.08.02.00 Sanciones pecuniarias

Gastos en que incurren los organismos del sector público, en virtud del cumplimiento de una pena pecuniaria impuesta a la República, Estados, Municipios y entes descentralizados, por la infracción del ordenamiento jurídico administrativo.

4.08.08.02.01 Sanciones pecuniarias impuestas a los organismos de la República, del Poder Estadal y del Poder Municipal

Gastos en que incurren los organismos de la República, del Poder Estadal y del Poder Municipal; en virtud del cumplimiento de una sanción pecuniaria impuesta a la República, los Estados y los Municipios, por la infracción del ordenamiento jurídico administrativo. En estos casos podemos mencionar las multas.

4.08.08.02.02 Sanciones pecuniarias impuestas a los entes descentralizados sin fines empresariales

Gastos en que incurren los organismos descentralizados sin fines empresariales, en virtud del cumplimiento de una sanción pecuniaria impuesta a los mismos, por la infracción del ordenamiento jurídico administrativo. En estos casos podemos mencionar las multas.

4.08.08.02.03 Sanciones pecuniarias impuestas a los entes descentralizados con fines empresariales

Gastos en que incurren los organismos descentralizados con fines empresariales, en virtud del cumplimiento de una sanción pecuniaria impuesta a los mismos, por la infracción del ordenamiento jurídico administrativo. En este caso se mencionan las multas.

4.08.99.00.00 Otros gastos

Gastos corrientes en que incurren los organismos del sector público, durante el ejercicio económico-financiero vigente, no previstos en las genéricas anteriores.

4.08.99.01.00 Otros gastos

Gastos corrientes en que incurren los organismos del sector público, durante el ejercicio económico-financiero vigente, no previstos en las sub-partidas anteriores.

IV. EGRESOS
4.09.00.00.00 Asignaciones No Distribuidas

4.09.00.00.00 ASIGNACIONES NO DISTRIBUIDAS

Se imputan por esta partida los créditos presupuestarios asignados a la Asamblea Nacional y a otros Organismos con Autonomía Funcional; asimismo los centralizados en el Ministerio competente en materia de finanzas, para ser distribuidos entre los organismos y unidades ejecutoras de la Administración Pública.

4.09.01.00.00 Asignaciones no distribuidas de la Asamblea Nacional

Se imputan por esta genérica los créditos presupuestarios asignados a la Asamblea Nacional. La utilización de esta partida debe ser autorizada por la Oficina Nacional de Presupuesto – Onapre.

4.09.01.01.00 Asignaciones no distribuidas de la Asamblea Nacional

Se imputan por esta específica los créditos presupuestarios asignados a la Asamblea Nacional. La utilización de esta partida debe ser autorizada por la Oficina Nacional de Presupuesto – Onapre.

4.09.02.00.00 Asignaciones no distribuidas de la Contraloría General de la República

Se imputan por esta genérica, los créditos presupuestarios asignados a la Contraloría General de la República. La utilización de esta partida debe ser autorizada por la Oficina Nacional de Presupuesto – Onapre.

4.09.02.01.00 Asignaciones no distribuidas de la Contraloría General de la República

Se imputan por esta específica, los créditos presupuestarios asignados a la Contraloría General de la República. La utilización de esta partida debe ser autorizada por la Oficina Nacional de Presupuesto – Onapre.

4.09.03.00.00 Asignaciones no distribuidas del Consejo Nacional Electoral

Se imputan por esta genérica, los créditos presupuestarios asignados al Consejo Nacional Electoral. La utilización de esta partida debe ser autorizada por la Oficina Nacional de Presupuesto – Onapre.

4.09.03.01.00 Asignaciones no distribuidas del Consejo Nacional Electoral

Se imputan por esta específica, los créditos presupuestarios asignados al Consejo Nacional Electoral. La utilización de esta partida debe ser autorizada por la Oficina Nacional de Presupuesto – Onapre.

4.09.04.00.00 **Asignaciones no distribuidas del Tribunal Supremo de Justicia**

Se imputan por esta genérica, los créditos presupuestarios asignados al Tribunal Supremo de Justicia. La utilización de esta partida debe ser autorizada por la Oficina Nacional de Presupuesto – Onapre.

4.09.04.01.00 **Asignaciones no distribuidas del Tribunal Supremo de Justicia**

Se imputan por esta específica, los créditos presupuestarios asignados al Tribunal Supremo de Justicia. La utilización de esta partida debe ser autorizada por la Oficina Nacional de Presupuesto – Onapre.

4.09.05.00.00 **Asignaciones no distribuidas del Ministerio Público**

Se imputan por esta genérica, los créditos presupuestarios asignados al Ministerio Público. La utilización de esta partida debe ser autorizada por la Oficina Nacional de Presupuesto – Onapre.

4.09.05.01.00 **Asignaciones no distribuidas del Ministerio Público**

Se imputan por esta específica, los créditos presupuestarios asignados al Ministerio Público. La utilización de esta partida debe ser autorizada por la Oficina Nacional de Presupuesto – Onapre.

4.09.06.00.00 **Asignaciones no distribuidas de la Defensoría del Pueblo**

Se imputan por esta genérica, los créditos presupuestarios asignados a la Defensoría del Pueblo. La utilización de esta partida debe ser autorizada por la Oficina Nacional de Presupuesto – Onapre.

4.09.06.01.00 **Asignaciones no distribuidas de la Defensoría del Pueblo**

Se imputan por esta específica, los créditos presupuestarios asignados a la Defensoría del Pueblo. La utilización de esta partida debe ser autorizada por la Oficina Nacional de Presupuesto – Onapre.

4.09.07.00.00 **Asignaciones no distribuidas del Consejo Moral Republicano**

Se imputan por esta genérica los créditos presupuestarios asignados al Consejo Moral Republicano. La utilización de esta partida debe ser autorizada por la Oficina Nacional de Presupuesto – Onapre.

4.09.07.01.00 Asignaciones no distribuidas del Consejo Moral Republicano

Se imputan por esta específica los créditos presupuestarios asignados al Consejo Moral Republicano. La utilización de esta partida debe ser autorizada por la Oficina Nacional de Presupuesto – Onapre.

4.09.08.00.00 Reestructuración de organismos del sector público

Se imputan por esta genérica los gastos que se ocasionen en los procesos de reestructuración de organismos del Sector Público, debidamente aprobados por el organismo competente.

4.09.08.01.00 Reestructuración de organismos del sector público

Se imputan por esta específica los gastos que se ocasionen en los procesos de reestructuración de organismos del sector público, debidamente aprobados por el organismo competente.

4.09.09.00.00 Fondo de apoyo al trabajador y su grupo familiar

Se imputan por esta específica las erogaciones que el Ejecutivo Nacional, estima realizar para financiar el apoyo al trabajador de la Administración Pública y su grupo familiar, como compensación por efecto de la política aplicada durante el ejercicio fiscal.

4.09.09.01.00 Fondo de apoyo al trabajador y su grupo familiar de la Administración Pública Nacional

Comprende por esta específica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, a los órganos y entes del Poder Nacional, para financiar el apoyo al trabajador y su grupo familiar, como compensación por efecto de la política aplicada, durante el ejercicio fiscal.

4.09.09.02.00 Fondo de apoyo al trabajador y su grupo familiar de los Estados y Municipios

Comprende por esta específica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas a los Estados y Municipios, para financiar el apoyo al trabajador y su grupo familiar, como compensación por efecto de la política aplicada, durante el ejercicio fiscal.

4.09.10.00.00 Reforma de la seguridad social

Se imputan por esta genérica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para la reforma de la seguridad social.

4.09.10.01.00 Reforma de la seguridad social

Se imputan por esta específica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para la reforma de la seguridad social.

4.09.11.00.00 Emergencias en el territorio nacional

Se imputan por esta genérica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender las catástrofes ocurridas en el territorio nacional.

4.09.11.01.00 Emergencias en el territorio nacional

Se imputan por esta específica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender las catástrofes ocurridas en el territorio nacional.

4.09.12.00.00 Fondo para la cancelación de pasivos laborales

Se imputan por esta genérica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, a los fines de cancelar las deudas en materia laboral de años anteriores.

4.09.12.01.00 Fondo para la cancelación de pasivos laborales

Se imputan por esta específica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, a los fines de cancelar las deudas en materia laboral de años anteriores.

4.09.13.00.00 Fondo para la cancelación de deuda por servicios de electricidad, teléfono, aseo, agua y condominio

Se imputan a esta genérica, los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender el fondo para la cancelación de deuda por servicios de electricidad, teléfono, aseo, agua y condominio, tanto para los organismos de la Administración Central como para los organismos de la Administración Descentralizada.

4.09.13.01.00 Fondo para la cancelación de deuda por servicios de electricidad, teléfono, aseo, agua y condominio, de los organismos de la Administración Central

Comprende los créditos presupuestarios para atender el fondo para la cancelación de deuda por servicios de electricidad, teléfono, aseo, agua y condominio de los organismos de la Administración Central.

4.09.13.02.00 Fondo para la cancelación de deuda por servicios de electricidad, teléfono, aseo, agua y condominio, de los organismos de la Administración Descentralizada Nacional

Se imputan a esta específica, los créditos presupuestarios para atender el fondo para la cancelación de deuda por servicios de electricidad, teléfono, aseo, agua y condominio de los organismos de la Administración Descentralizada Nacional.

4.09.14.00.00 Fondo para remuneraciones, pensiones y jubilaciones y otras retribuciones

Se imputan a esta genérica, los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender los aumentos por conceptos de remuneraciones, pensiones y jubilaciones y otras retribuciones.

4.09.14.01.00 Fondo para remuneraciones, pensiones y jubilaciones y otras retribuciones

Se imputan a esta específica, los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender los aumentos por conceptos de remuneraciones, pensiones y jubilaciones y otras retribuciones.

4.09.15.00.00 Fondo para atender compromisos generados de la Ley Orgánica del Trabajo

Se imputan por esta genérica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender los compromisos previstos en la Ley Orgánica del Trabajo del ejercicio vigente.

4.09.15.01.00 Fondo para atender compromisos generados de la Ley Orgánica del Trabajo

Se imputan por esta específica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender los compromisos previstos en la Ley Orgánica del Trabajo del ejercicio vigente.

4.09.16.00.00 Asignaciones para cancelar compromisos pendientes de ejercicios anteriores

Se imputan por esta genérica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender los compromisos pendientes de ejercicios anteriores.

4.09.16.01.00 Asignaciones para cancelar compromisos pendientes de ejercicios anteriores

Se imputan por esta específica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender los compromisos pendientes de ejercicios anteriores.

4.09.17.00.00 <u>Asignaciones para cancelar la deuda Fogade – Ministerio competente en Materia de Finanzas – Banco Central de Venezuela (BCV)</u>

Se imputan por esta genérica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender la deuda Fogade – Ministerio competente en materia de finanzas – Banco Central de Venezuela.

4.09.17.01.00 Asignaciones para cancelar la deuda Fogade – Ministerio competente en Materia de Finanzas – Banco Central de Venezuela (BCV)

Se imputan por esta específica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender la deuda Fogade – Órgano de la República con competencia en materia de finanzas – Banco Central de Venezuela.

4.09.18.00.00 <u>Asignaciones para atender los gastos de la referenda y elecciones</u>

Se imputan por esta genérica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender los gastos por concepto de referenda y elecciones.

4.09.18.01.00 Asignaciones para atender los gastos de la referenda y elecciones

Se imputan por esta específica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender los gastos por concepto de referenda y elecciones.

4.09.19.00.00 <u>Asignaciones para atender los gastos por honorarios profesionales de bufetes internacionales, costas y costos judiciales</u>

Se imputan por esta genérica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender los gastos por honorarios profesionales de bufetes internacionales, costas y costos judiciales.

4.09.19.01.00 Asignaciones para atender los gastos por honorarios profesionales de bufetes internacionales, costas y costos judiciales

Se imputan por esta específica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender los gastos por honorarios profesionales de bufetes internacionales, costas y costos judiciales.

4.09.20.00.00 <u>Fondo para atender compromisos generados por la contratación colectiva</u>

Se imputan por esta genérica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender los compromisos previstos en la contratación colectiva de la Administración Pública.

4.09.20.01.00 Fondo para atender compromisos generados por la contratación colectiva

Se imputan por esta específica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender los compromisos previstos en la contratación colectiva de la Administración Pública.

4.09.21.00.00 <u>Proyecto social especial</u>

Se imputan por esta genérica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, entre los organismos de la Administración Pública encargados de llevar a cabo proyectos de carácter social.

4.09.21.01.00 Proyecto social especial

Se imputan por esta específica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, entre los organismos de la Administración Pública encargados de llevar a cabo proyectos de carácter social.

4.09.22.00.00 <u>Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales</u>

Se imputan por esta genérica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para programas y proyectos financiados con multilaterales y/o bilaterales.

4.09.22.01.00 Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales

Se imputan por esta específica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para programas y proyectos financiados con recursos provenientes de multilaterales y/o bilaterales.

4.09.23.00.00 <u>Asignación para facilitar la preparación de proyectos</u>

Se imputan por esta genérica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para facilitar la preparación de proyectos.

4.09.23.01.00 Asignación para facilitar la preparación de proyectos

Se imputan por esta específica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para facilitar la preparación de proyectos.

4.09.24.00.00 <u>Programas de inversión para las entidades estadales, municipalidades y otras instituciones</u>

Se imputan por esta genérica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, entre los estados, municipios y demás instituciones para llevar a cabo programas de inversión.

4.09.24.01.00 Programas de inversión para las entidades estadales, municipalidades y otras instituciones

Se imputan por esta específica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, entre los estados, municipios y demás instituciones para llevar a cabo programas de inversión.

4.09.25.00.00 <u>Cancelación de compromisos</u>

Se imputan por esta genérica los créditos presupuestarios para la cancelación de compromisos.

4.09.25.01.00 Cancelación de compromisos

Se imputan por esta específica los créditos presupuestarios para la cancelación de compromisos.

4.09.26.00.00 **<u>Asignaciones para atender gastos de los organismos del sector público</u>**

Se imputan por esta genérica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas a los organismos del sector público.

4.09.26.01.00 **Asignaciones para atender gastos de los organismos del sector público**

Se imputan por esta específica los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas a los organismos del sector público.

4.09.27.00.00 **<u>Convenio de Cooperación Especial</u>**

Se imputan por esta genérica, los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender el Convenio de Cooperación Especial.

4.09.27.01.00 **Convenio de Cooperación Especial**

Se imputan por esta específica, los créditos presupuestarios a distribuir por el Ministerio competente en materia de finanzas, para atender el Convenio de Cooperación Especial.

IV. EGRESOS
4.10.00.00.00 Servicio de la Deuda Pública

4.10.00.00.00 SERVICIO DE LA DEUDA PÚBLICA

Amortización, intereses y otros gastos financieros originados en operaciones reguladas por la Ley Orgánica de Administración Financiera del Sector Público (LOAFSP) en el Título III del Sistema de Crédito Público, sean éstas de corto y largo plazo. Comprende también el pago de otras obligaciones financieras que no representan deuda pública y la disminución de otros pasivos financieros contraídos por el sector público.

4.10.01.00.00 <u>Servicio de la deuda pública interna a corto plazo</u>

Se refiere a todos los pagos por concepto de capital e intereses y otros gastos derivados de un conjunto de obligaciones financieras adquiridas y vigentes con residentes del país; vinculadas a operaciones de crédito público con una duración menor o igual a un año. Se incluyen los intereses que se causan por mora y multas, así como las comisiones y otros gastos generados de estas obligaciones.

4.10.01.01.00 Servicio de la deuda pública interna a corto plazo de títulos y valores

Reembolsos de capital y sus respectivos cupones (compromiso de pago periódico de intereses) vinculados a documentos que contienen una obligación, clara, expresa y exigible, emitidos en el mercado financiero originados de una operación de crédito público interno con duración menor o igual a un año.

4.10.01.01.01 Amortización de la deuda pública interna a corto plazo de títulos y valores

Corresponde a las cancelaciones por reembolso de capital derivado de la emisión de títulos valores producto de operaciones de crédito público interno con duración menor o igual a un año. Se excluyen las letras del tesoro.

4.10.01.01.02 Amortización de la deuda pública interna a corto plazo de letras del tesoro

Se refiere a las cancelaciones por reembolso del valor efectivo correspondiente a la colocación de las letras del tesoro con una duración menor o igual a un año.

4.10.01.01.03 Intereses de la deuda pública interna a corto plazo de títulos y valores

Se refiere a las cancelaciones periódicas de los costos generados sobre el valor nominal (capital) de títulos y valores correspondientes a deuda pública interna con una duración menor o igual a un año.

4.10.01.01.04 Intereses por mora y multas de la deuda pública interna a corto plazo de títulos y valores

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha a la fecha de títulos y valores. Así como, todas aquellas multas originadas por operaciones de crédito público interno a corto plazo.

4.10.01.01.05 Comisiones y otros gastos de la deuda pública interna a corto plazo de títulos y valores

Cancelación de sumas que se pagan a los tenedores del instrumento, asociadas a los servicios prestados por efectuar una operación de crédito público interno con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.01.01.06 Descuentos en colocación de títulos y valores de la deuda pública interna a corto plazo

Se refiere a las cancelaciones correspondientes al descuento, producto de la diferencia entre el valor nominal y el valor efectivo (monto colocado) correspondientes a otros títulos valores con duración menor o igual a un año.

4.10.01.01.07 Descuentos en colocación de letras del tesoro a corto plazo

Se refiere a las cancelaciones correspondientes al descuento, producto de la diferencia entre el valor nominal y el valor efectivo (monto colocado) correspondientes a las letras del tesoro y otros títulos valores.

4.10.01.02.00 Servicio de la deuda pública interna por préstamos a corto plazo

Pagos de capital e intereses procedentes de un instrumento jurídico asociado a una operación de crédito público interno por el cual el prestamista se obliga a tener a disposición del deudor una suma determinada de dinero para su desembolso; teniendo el deudor el compromiso de devolver la cantidad prestada con determinadas condiciones financieras contempladas en dicho instrumento. En esta categoría sólo se incluyen a los prestamos con duración menor o igual a un año.

4.10.01.02.01 Amortización de la deuda pública interna por préstamos recibidos del sector privado a corto plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes del sector privado asociados a operaciones de crédito público interno con un plazo menor o igual a un año.

4.10.01.02.02 Amortización de la deuda pública interna por préstamos recibidos de la República a corto plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes de la República asociados a operaciones de crédito público interno con un plazo menor o igual a un año.

4.10.01.02.03 Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a corto plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes de entes descentralizados sin fines empresariales, de acuerdo al clasificador institucional del sector público, asociados a operaciones de crédito público interno con un plazo menor o igual a un año.

4.10.01.02.04 Amortización de la deuda pública interna por préstamos recibidos de instituciones de protección social a corto plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes de instituciones de protección social, de acuerdo al clasificador institucional del sector público, asociados a operaciones de crédito público interno con un plazo menor o igual a un año.

4.10.01.02.05 Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a corto plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes de entes descentralizados con fines empresariales petroleros, de acuerdo al clasificador institucional del sector público, asociados a operaciones de crédito público interno con un plazo menor o igual a un año.

4.10.01.02.06 Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a corto plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes de entes descentralizados con fines empresariales no petroleros, de acuerdo al clasificador institucional del sector público, asociados a operaciones de crédito público interno con un plazo menor o igual a un año.

4.10.01.02.07 Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a corto plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes de entes descentralizados financieros bancarios, de acuerdo al clasificador institucional del sector público, asociados a operaciones de crédito público interno con un plazo menor o igual a un año.

4.10.01.02.08 Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a corto plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes de entes descentralizados financieros no bancarios, de acuerdo al clasificador institucional del sector público, asociados a operaciones de crédito público interno con un plazo menor o igual a un año.

4.10.01.02.09 Amortización de la deuda pública interna por préstamos recibidos del Poder Estadal a corto plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes del poder estadal, de acuerdo al clasificador institucional del sector público, asociados a operaciones de crédito público interno con un plazo menor o igual a un año.

4.10.01.02.10 Amortización de la deuda pública interna por préstamos recibidos del Poder Municipal a corto plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes del poder municipal, de acuerdo al clasificador institucional del sector público, asociados a operaciones de crédito público interno con un plazo menor o igual a un año.

4.10.01.02.11 Intereses de la deuda pública interna por préstamos recibidos del sector privado a corto plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos del sector privado asociados a un préstamo de deuda pública interna a un plazo menor o igual a un año.

4.10.01.02.12 Intereses de la deuda pública interna por préstamos recibidos de la República a corto plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos asociados a un préstamo de la República correspondiente a deuda pública interna a un plazo menor o igual a un año.

4.10.01.02.13 Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a corto plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos de entes descentralizados sin fines empresariales, de acuerdo al clasificador institucional, asociados a un préstamo de deuda pública interna a un plazo menor o igual a un año.

4.10.01.02.14 **Intereses de la deuda pública interna por préstamos recibidos de instituciones de protección social a corto plazo**

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos de instituciones de protección social, de acuerdo al clasificador institucional, asociados a un préstamo de deuda pública interna a un plazo menor o igual a un año.

4.10.01.02.15 **Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a corto plazo**

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos de entes descentralizados con fines empresariales petroleros, de acuerdo al clasificador institucional, asociados a un préstamo de deuda pública interna a un plazo menor o igual a un año.

4.10.01.02.16 **Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a corto plazo**

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos de entes descentralizados con fines empresariales no petroleros, de acuerdo al clasificador institucional, asociados a un préstamo de deuda pública interna a un plazo menor o igual a un año.

4.10.01.02.17 **Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a corto plazo**

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos de entes descentralizados financieros bancarios, de acuerdo al clasificador institucional, asociados a un préstamo de deuda pública interna a un plazo menor o igual a un año.

4.10.01.02.18 **Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a corto plazo**

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos de entes descentralizados financieros no bancarios, de acuerdo al clasificador institucional, asociados a un préstamo de deuda pública interna a un plazo menor o igual a un año.

4.10.01.02.19 **Intereses de la deuda pública interna por préstamos recibidos del Poder Estadal a corto plazo**

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos provenientes del poder estadal, de acuerdo al clasificador institucional, asociados a un préstamo de deuda pública interna a un plazo menor o igual a un año.

4.10.01.02.20 **Intereses de la deuda pública interna por préstamos recibidos del Poder Municipal a corto plazo**

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos provenientes del poder municipal, de acuerdo al clasificador institucional, asociados a un préstamo de deuda pública interna a un plazo menor o igual a un año.

4.10.01.02.21 **Intereses por mora y multas de la deuda pública interna por préstamos recibidos del sector privado a corto plazo**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos del sector privado (según el clasificador institucional) de deuda pública interna. Así como, todas aquellas multas originadas por operaciones de crédito público interno con un plazo menor o igual a un año.

4.10.01.02.22 **Intereses por mora y multas de la deuda pública interna por préstamos recibidos de la República a corto plazo**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de la República (según el clasificador institucional) de deuda pública interna. Así como, todas aquellas multas originadas por operaciones de crédito público interno con un plazo menor o igual a un año.

4.10.01.02.23 **Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a corto plazo**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de entes descentralizados sin fines empresariales (según el clasificador institucional) de deuda pública interna. Así como, todas aquellas multas originadas por operaciones de crédito público interno con un plazo menor o igual a un año.

4.10.01.02.24 **Intereses por mora y multas de la deuda pública interna por préstamos recibidos de instituciones de protección social a corto plazo.**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de protección social (según el clasificador institucional) de deuda pública interna. Así como, todas aquellas multas originadas por operaciones de crédito público interno con un plazo menor o igual a un año.

4.10.01.02.25 Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a corto plazo

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de entes descentralizados con fines empresariales petroleros (según el clasificador institucional) de deuda pública interna. Así como, todas aquellas multas originadas por operaciones de crédito público interno con un plazo menor o igual a un año.

4.10.01.02.26 Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a corto plazo

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de entes descentralizados con fines empresariales no petroleros (según el clasificador institucional) de deuda pública interna. Así como, todas aquellas multas originadas por operaciones de crédito público interno con un plazo menor o igual a un año.

4.10.01.02.27 Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a corto plazo

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de entes descentralizados financieros bancarios (según el clasificador institucional) de deuda pública interna. Así como, todas aquellas multas originadas por operaciones de crédito público interno con un plazo menor o igual a un año.

4.10.01.02.28 Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a corto plazo

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de entes descentralizados financieros no bancarios (según el clasificador institucional) de deuda pública interna. Así como, todas aquellas multas originadas por operaciones de crédito público interno con un plazo menor o igual a un año.

4.10.01.02.29 Intereses por mora y multas de la deuda pública interna por préstamos recibidos del Poder Estadal a corto plazo

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos del poder estadal (según el clasificador institucional) de deuda pública interna. Así como, todas aquellas multas originadas por operaciones de crédito público interno con un plazo menor o igual a un año.

4.10.01.02.30 **Intereses por mora y multas de la deuda pública interna por préstamos recibidos del Poder Municipal a corto plazo**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos del poder municipal (según el clasificador institucional) de deuda pública interna. Así como, todas aquellas multas originadas por operaciones de crédito público interno con un plazo menor o igual a un año.

4.10.01.02.31 **Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del sector privado a corto plazo**

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibido del sector privado (según el clasificador institucional), correspondiente a deuda pública interna con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.01.02.32 **Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de la República a corto plazo**

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibido por la República, correspondiente a deuda pública interna con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.01.02.33 **Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a corto plazo**

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibido de los entes descentralizados sin fines empresariales (según el clasificador institucional), correspondiente a deuda pública interna con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.01.02.34 **Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de instituciones de protección social a corto plazo**

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibido de instituciones de protección social (según el clasificador institucional), correspondiente a deuda pública interna con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.01.02.35 Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a corto plazo

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibido de los entes descentralizados con fines empresariales petroleros (según el clasificador institucional), correspondiente a deuda pública interna con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.01.02.36 Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a corto plazo

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibido de los entes descentralizados sin fines empresariales no petroleros (según el clasificador institucional), correspondiente a deuda pública interna con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.01.02.37 Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a corto plazo

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibido de los entes descentralizados bancarios (según el clasificador institucional), correspondiente a deuda pública interna con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.01.02.38 Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a corto plazo

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibido de los entes descentralizados no bancarios (según el clasificador institucional), correspondiente a deuda pública interna con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.01.02.39 Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del Poder Estadal a corto plazo

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibido de los entes descentralizados no bancarios (según el clasificador institucional), correspondiente a deuda pública interna con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.01.02.40 **Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del Poder Municipal a corto plazo**

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibido de los entes descentralizados Municipal (según el clasificador institucional), correspondiente a deuda pública interna con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.01.03.00 **Servicio de la deuda pública interna indirecta por préstamos a corto plazo**

Se refiere a todos los pagos, producto de operaciones de crédito público con una duración menor o igual a un año, por concepto de capital e intereses y otros gastos originados de un conjunto de obligaciones financieras adquiridas y vigentes por un organismo o ente del sector público debidamente avalado por la República, cuyos financistas son residentes del país. Se incluyen los intereses que se causan por mora y multas, así como las comisiones y otros gastos generados de estas obligaciones. Nota: esta partida sólo aplica para aquellas deudas contraídas bajo la Ley Orgánica de Crédito Público.

4.10.01.03.01 **Amortización de la deuda pública interna indirecta por préstamos recibidos del sector privado a corto plazo**

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes del sector privado adquiridos por un organismo o ente del sector público debidamente avalado por la República asociados a operaciones de crédito público interno con un plazo menor o igual a un año.

4.10.01.03.02 **Amortización de la deuda pública interna indirecta por préstamos recibidos del sector público a corto plazo**

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes del sector público adquiridos por un organismo o ente del sector público debidamente avalado por la República asociados a operaciones de crédito público interno con un plazo menor o igual a un año.

4.10.01.03.03 **Intereses de la deuda pública interna indirecta por préstamos recibidos del sector privado a corto plazo**

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos del financista perteneciente al sector privado asociados a un préstamo por un organismo o ente del sector público debidamente avalado por la República de deuda pública interna a un plazo menor o igual a un año.

4.10.01.03.04 **Intereses de la deuda pública interna indirecta por préstamos recibidos del sector público a corto plazo**

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos del financista perteneciente al sector público asociados a un préstamo por un organismo o ente del sector público debidamente avalado por la República de deuda pública interna a un plazo menor o igual a un año.

4.10.01.03.05 **Intereses por mora y multas de la deuda pública interna indirecta por préstamos recibidos del sector privado a corto plazo**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos por el sector privado denominados como deuda pública interna indirecta. Así como, todas aquellas multas originadas por operaciones de crédito público interno a corto plazo.

4.10.01.03.06 **Intereses por mora y multas de la deuda pública interna indirecta por préstamos recibidos del sector público a corto plazo**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos del sector público denominados como deuda pública interna indirecta. Así como, todas aquellas multas originadas por operaciones de crédito público interno a corto plazo.

4.10.01.03.07 **Comisiones y otros gastos de la deuda pública interna indirecta por préstamos recibidos del sector privado a corto plazo**

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por suscribir un préstamo recibido por el sector privado correspondiente a deuda pública interna indirecta con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.01.03.08 **Comisiones y otros gastos de la deuda pública interna indirecta por préstamos recibidos del sector público a corto plazo**

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por suscribir un préstamo recibido por el sector público correspondiente a deuda pública interna indirecta con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.02.00.00 **Servicio de la deuda pública interna a largo plazo**

Se refiere a todos los pagos por concepto de capital, intereses y otros gastos derivados de un conjunto de obligaciones financieras adquiridas y vigentes con residentes del país vinculadas a operaciones de crédito público con un plazo mayor a un año. Se incluyen los intereses que se causan por mora y multas, así como las comisiones y otros gastos generados de estas obligaciones.

4.10.02.01.00 Servicio de la deuda pública interna a largo plazo de títulos y valores

Reembolsos de capital y sus respectivos cupones (compromiso de pago periódico de intereses) vinculados a documentos que contienen una obligación, clara, expresa y exigible, emitidos en el mercado financiero originados de una operación de crédito público interno con un plazo mayor a un año.

4.10.02.01.01 Amortización de la deuda pública interna a largo plazo de títulos y valores

Corresponde a las cancelaciones por reembolso de capital de títulos valores derivadas de operaciones de crédito público interno con un plazo mayor a un año. Se excluyen las letras del tesoro.

4.10.02.01.02 Amortización de la deuda pública interna a largo plazo de letras del tesoro

Se refiere a las cancelaciones por reembolso del valor efectivo correspondiente a la colocación de las letras del tesoro con un plazo mayor a un año.

4.10.02.01.03 Intereses de la deuda pública interna a largo plazo de títulos y valores

Se refiere a las cancelaciones periódicas de los costos generados sobre el valor nominal (capital) de títulos y valores correspondientes a deuda pública interna con un plazo mayor a un año.

4.10.02.01.04 Intereses por mora y multas de la deuda pública interna a largo plazo de títulos y valores

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de títulos y valores. Así como, todas aquellas multas originadas por operaciones de crédito público interno a largo plazo.

4.10.02.01.05 Comisiones y otros gastos de la deuda pública interna a largo plazo de títulos y valores

Cancelación de sumas que se pagan a los tenedores del instrumento, asociadas a los servicios prestados por efectuar una operación de crédito público interno con una duración mayor a un año.

4.10.02.01.06 Descuentos en colocación de títulos y valores de la deuda pública interna a largo plazo

Se refiere a las cancelaciones correspondientes al descuento, producto de la diferencia entre el valor nominal y el valor efectivo (monto colocado) de títulos y valores con un plazo mayor a un año.

4.10.02.01.07 Descuentos en colocación de letras del tesoro a largo plazo

Se refiere a las cancelaciones correspondientes al descuento, producto de la diferencia entre el valor nominal y el valor efectivo (monto colocado) de letras del tesoro con un plazo mayor a un año.

4.10.02.02.00 Servicio de la deuda pública interna por préstamos a largo plazo

Pagos de capital e intereses procedentes de un instrumento jurídico asociado a una operación de crédito público interno por el cual el prestamista se obliga a tener a disposición del deudor una suma determinada de dinero para su desembolso; teniendo el deudor el compromiso de devolver la cantidad prestada con determinadas condiciones financieras contempladas en dicho instrumento. En esta categoría sólo se incluyen a los prestamos con duración mayor a un año.

4.10.02.02.01 Amortización de la deuda pública interna por préstamos recibidos del sector privado a largo plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes del sector privado asociados a operaciones de crédito público interno con un plazo mayor a un año.

4.10.02.02.02 Amortización de la deuda pública interna por préstamos recibidos de la República a largo plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes de la República asociados a operaciones de crédito público interno con un plazo mayor a un año.

4.10.02.02.03 Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a largo plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes de entes descentralizados sin fines empresariales, de acuerdo al clasificador institucional del sector público, asociados a operaciones de crédito público interno con un plazo mayor a un año.

4.10.02.02.04 Amortización de la deuda pública interna por préstamos recibidos de instituciones de protección social a largo plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes de instituciones de protección social, de acuerdo al clasificador institucional del sector público, asociados a operaciones de crédito público interno con un plazo mayor a un año.

4.10.02.02.05 Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a largo plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes de entes descentralizados con fines empresariales petroleros, de acuerdo al clasificador institucional del sector público, asociados a operaciones de crédito público interno con un plazo mayor a un año.

4.10.02.02.06 Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a largo plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes de entes descentralizados con fines empresariales no petroleros, de acuerdo al clasificador institucional del sector público, asociados a operaciones de crédito público interno con un plazo mayor a un año.

4.10.02.02.07 Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a largo plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes de entes descentralizados financieros bancarios, de acuerdo al clasificador institucional del sector público, asociados a operaciones de crédito público interno con un plazo mayor a un año.

4.10.02.02.08 Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a largo plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes de entes descentralizados financieros no bancarios, de acuerdo al clasificador institucional del sector público, asociados a operaciones de crédito público interno con un plazo mayor a un año.

4.10.02.02.09 Amortización de la deuda pública interna por préstamos recibidos del Poder Estadal a largo plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes del poder estadal, de acuerdo al clasificador institucional del sector público, asociados a operaciones de crédito público interno con un plazo mayor a un año.

4.10.02.02.10 Amortización de la deuda pública interna por préstamos recibidos del Poder Municipal a largo plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes del poder municipal, de acuerdo al clasificador institucional del sector público, asociados a operaciones de crédito público interno con un plazo mayor a un año.

4.10.02.02.11 **Intereses de la deuda pública interna por préstamos recibidos del sector privado a largo plazo**

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos del financista, asociados a un préstamo de deuda pública interna a un plazo mayor a un año.

4.10.02.02.12 **Intereses de la deuda pública interna por préstamos recibidos de la República a largo plazo**

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos de la República asociados a un préstamo de deuda pública interna a un plazo mayor a un año.

4.10.02.02.13 **Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a largo plazo**

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos de entes descentralizados sin fines empresariales, de acuerdo al clasificador institucional, asociados a un préstamo de deuda pública interna a un plazo mayor a un año.

4.10.02.02.14 **Intereses de la deuda pública interna por préstamos recibidos de instituciones de protección social a largo plazo**

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos de instituciones de protección social, de acuerdo al clasificador institucional, asociados a un préstamo de deuda pública interna a un plazo mayor a un año.

4.10.02.02.15 **Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a largo plazo**

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos de entes descentralizados con fines empresariales petroleros, de acuerdo al clasificador institucional, asociados a un préstamo de deuda pública interna a un plazo mayor a un año.

4.10.02.02.16 **Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a largo plazo**

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos de entes descentralizados con fines empresariales no petroleros, de acuerdo al clasificador institucional, asociados a un préstamo de deuda pública interna a un plazo mayor a un año.

4.10.02.02.17 Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a largo plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos de entes descentralizados con fines empresariales bancarios, de acuerdo al clasificador institucional, asociados a un préstamo de deuda pública interna a un mayor a un año.

4.10.02.02.18 Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a largo plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos de entes descentralizados con fines empresariales no bancarios, de acuerdo al clasificador institucional, asociados a un préstamo de deuda pública interna a un mayor a un año.

4.10.02.02.19 Intereses de la deuda pública interna por préstamos recibidos del Poder Estadal a largo plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos provenientes del poder estadal, de acuerdo al clasificador institucional, asociados a un préstamo de deuda pública interna a un plazo mayor a un año.

4.10.02.02.20 Intereses de la deuda pública interna por préstamos recibidos del Poder Municipal a largo plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos provenientes del poder municipal, de acuerdo al clasificador institucional, asociados a un préstamo de deuda pública interna a un plazo menor o igual a un año.

4.10.02.02.21 Intereses por mora y multas de la deuda pública interna por préstamos recibidos del sector privado a largo plazo

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos del sector privado (según el clasificador institucional) de deuda pública interna. Así como, todas aquellas multas originadas por operaciones de crédito público interno con un plazo mayor a un año.

4.10.02.02.22 Intereses por mora y multas de la deuda pública interna por préstamos recibidos de la República a largo plazo

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de la República (según el clasificador institucional) de deuda pública interna. Así como, todas aquellas multas originadas por operaciones de crédito público interno con un plazo mayor a un año.

4.10.02.02.23 **Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a largo plazo**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de entes descentralizados sin fines empresariales (según el clasificador institucional) de deuda pública interna. Así como, todas aquellas multas originadas por operaciones de crédito público interno con un plazo mayor a un año.

4.10.02.02.24 **Intereses por mora y multas de la deuda pública interna por préstamos recibidos de instituciones de protección social a largo plazo**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de instituciones de protección social (según el clasificador institucional) de deuda pública interna. Así como, todas aquellas multas originadas por operaciones de crédito público interno con un plazo mayor a un año.

4.10.02.02.25 **Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a largo plazo**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de entes descentralizados con fines empresariales petroleros (según el clasificador institucional) de deuda pública interna. Así como, todas aquellas multas originadas por operaciones de crédito público interno con un plazo mayor a un año.

4.10.02.02.26 **Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a largo plazo**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de entes descentralizados con fines empresariales no petroleros (según el clasificador institucional) de deuda pública interna. Así como, todas aquellas multas originadas por operaciones de crédito público interno con un plazo mayor a un año.

4.10.02.02.27 **Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a largo plazo**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de entes descentralizados financieros bancarios (según el clasificador institucional) de deuda pública interna. Así como, todas aquellas multas originadas por operaciones de crédito público interno con un plazo mayor a un año.

4.10.02.02.28 **Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a largo plazo**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de entes descentralizados financieros no bancarios (según el clasificador institucional) de deuda pública interna. Así como, todas aquellas multas originadas por operaciones de crédito público interno con un plazo mayor a un año.

4.10.02.02.29 **Intereses por mora y multas de la deuda pública interna por préstamos recibidos del Poder Estadal a largo plazo**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos del poder estadal (según el clasificador institucional) de deuda pública interna. Así como, todas aquellas multas originadas por operaciones de crédito público interno con un plazo mayor a un año.

4.10.02.02.30 **Intereses por mora y multas de la deuda pública interna por préstamos recibidos del Poder Municipal a largo plazo**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos del poder municipal (según el clasificador institucional) de deuda pública interna. Así como, todas aquellas multas originadas por operaciones de crédito público interno con un plazo mayor a un año.

4.10.02.02.31 **Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del sector privado a largo plazo**

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibido del sector privado correspondiente a deuda pública interna con una duración mayor a un año.

4.10.02.02.32 **Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de la República a largo plazo**

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibido por la República, correspondiente a deuda pública interna con una duración mayor a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.02.02.33 **Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a largo plazo**

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibido de los entes descentralizados sin fines empresariales (según el clasificador institucional), correspondiente a deuda pública interna con una duración mayor a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.02.02.34 Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de instituciones de protección social a largo plazo

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibido de instituciones de protección social (según el clasificador institucional), correspondiente a deuda pública interna con una duración mayor a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.02.02.35 Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a largo plazo

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibido de los entes descentralizados con fines empresariales petroleros (según el clasificador institucional), correspondiente a deuda pública interna con una duración mayor a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.02.02.36 Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a largo plazo

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibido de los entes descentralizados sin fines empresariales no petroleros (según el clasificador institucional), correspondiente a deuda pública interna con una duración mayor a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.02.02.37 Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a largo plazo

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibido de los entes descentralizados bancarios (según el clasificador institucional), correspondiente a deuda pública interna con una duración mayor a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.02.02.38 Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a largo plazo

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibido de los entes descentralizados no bancarios (según el clasificador institucional), correspondiente a deuda pública interna con una duración mayor a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.02.02.39 **Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del Poder Estadal a largo plazo**

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibido de los entes descentralizados no bancarios (según el clasificador institucional), correspondiente a deuda pública interna con una duración mayor a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.02.02.40 **Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del Poder Municipal a largo plazo**

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibido de los entes descentralizados Municipal (según el clasificador institucional), correspondiente a deuda pública interna con una duración mayor a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.02.03.00 **Servicio de la deuda pública interna indirecta a largo plazo de títulos y valores**

Reembolsos de capital y sus respectivos cupones (compromiso de pago periódico de intereses) vinculados a documentos que contienen una obligación, clara, expresa y exigible emitidos por un organismo o ente del sector público debidamente avalado por la República en el mercado financiero originados de una operación de crédito público interno con duración mayor a un año. Se incluyen los intereses que se causan por mora y multas, así como las comisiones y otros gastos generados de estas obligaciones. Nota: esta partida sólo aplica para aquellas deudas contraídas bajo la Ley Orgánica de Crédito Público.

4.10.02.03.01 **Amortización de la deuda pública interna indirecta a largo plazo de títulos y valores**

Corresponde a las cancelaciones por reembolso de capital derivado de la emisión de títulos valores emitido por un organismo o ente del sector público debidamente avalado por la República, producto de operaciones de crédito público interno con duración mayor a un año.

4.10.02.03.02 **Intereses de la deuda pública interna indirecta a largo plazo de títulos y valores**

Se refiere a las cancelaciones periódicas de los costos generados sobre el valor nominal (capital) de títulos y valores correspondientes a deuda pública interna indirecta con una duración mayor a un año.

4.10.02.03.03 **Intereses por mora y multas de la deuda pública interna indirecta a largo plazo de títulos y valores**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de títulos y valores. Así como, todas aquellas multas originadas por operaciones de crédito público interno indirecto a un plazo mayor a un año.

4.10.02.03.04 Comisiones y otros gastos de la deuda pública interna indirecta a largo plazo de títulos y valores

Cancelación de sumas que se pagan a los tenedores del instrumento, asociadas a los servicios prestados por efectuar una operación de crédito público interno indirecto con una duración mayor a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.02.03.05 Descuentos en colocación de títulos y valores de la deuda pública interna indirecta de largo plazo

Se refiere a las cancelaciones correspondientes al descuento, producto de la diferencia entre el valor nominal y el valor efectivo (monto colocado) correspondientes a otros títulos valores de la deuda pública indirecta con duración mayor a un año.

4.10.02.04.00 Servicio de la deuda pública interna indirecta por préstamos a largo plazo

Se refiere a todos los pagos, producto de operaciones de crédito público con una duración menor o igual a un año, por concepto de capital, intereses y otros gastos originados de un conjunto de obligaciones financieras adquiridas y vigentes por un organismo o ente del sector público debidamente avalado por la República, cuyos financistas son residentes del país. Se incluyen los intereses que se causan por mora y multas, así como las comisiones y otros gastos generados de estas obligaciones.

4.10.02.04.01 Amortización de la deuda pública interna indirecta por préstamos recibidos del sector privado a largo plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos del financista perteneciente al sector privado asociados a un préstamo por un organismo o ente del sector público debidamente avalado por la República de deuda pública interna a un plazo mayor a un año.

4.10.02.04.02 Amortización de la deuda pública interna indirecta por préstamos recibidos del sector público a largo plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos provenientes del sector público adquiridos por un organismo o ente del sector público debidamente avalado por la República asociados a operaciones de crédito público interno con un plazo mayor a un año.

4.10.02.04.03 Intereses de la deuda pública interna indirecta por préstamos recibidos del sector privado a largo plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos del financista perteneciente al sector privado asociados a un préstamo por un organismo o ente del sector público debidamente avalado por la República de deuda pública interna a un plazo menor o igual a un año.

4.10.02.04.04 Intereses de la deuda pública interna indirecta por préstamos recibidos del sector público a largo plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos del financista perteneciente al sector público asociados a un préstamo por un organismo o ente del sector público debidamente avalado por la República de deuda pública interna a un plazo mayor a un año.

4.10.02.04.05 Intereses por mora y multas de la deuda pública interna indirecta por préstamos recibidos del sector privado a largo plazo

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos provenientes del sector privado denominados como deuda pública interna indirecta. Así como, todas aquellas multas originadas por operaciones de crédito público interno a largo plazo.

4.10.02.04.06 Intereses por mora y multas de la deuda pública interna indirecta por préstamos recibidos del sector público a largo plazo

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos provenientes del sector público denominados como deuda pública interna indirecta. Así como, todas aquellas multas originadas por operaciones de crédito público interno a largo plazo.

4.10.02.04.07 Comisiones y otros gastos de la deuda pública interna indirecta por préstamos recibidos del sector privado a largo plazo

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por suscribir un préstamo recibido del sector privado correspondiente a deuda pública interna indirecta con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.02.04.08 Comisiones y otros gastos de la deuda pública interna indirecta por préstamos recibidos del sector público a largo plazo

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por suscribir un préstamo recibido del sector público correspondiente a deuda pública interna indirecta con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.03.00.00 <u>Servicio de la deuda pública externa a corto plazo</u>

Cancelaciones de capital e intereses derivados de los pasivos contractuales desembolsados y pendientes, asumidos por residentes del país frente a no residentes en un plazo menor a un año. Se incluyen los intereses que se causan por mora y multas, así como las comisiones y otros gastos generados de estas obligaciones.

4.10.03.01.00 Servicio de la deuda pública externa a corto plazo de títulos y valores

Pagos por concepto de capital e intereses correspondientes a pasivos contractuales producto de la emisión de títulos valores externos, en un plazo menor a un año.

4.10.03.01.01 Amortización de la deuda pública externa a corto plazo de títulos y valores

Corresponde a las cancelaciones por reembolso de capital derivadas de la emisión de títulos valores producto operaciones de crédito público externo con duración menor o igual a un año.

4.10.03.01.02 Intereses de la deuda pública externa a corto plazo de títulos y valores

Se refiere a las cancelaciones periódicas de los costos generados sobre el valor nominal (capital) de títulos y valores correspondientes a deuda pública externa con una duración menor o igual a un año.

4.10.03.01.03 Intereses por mora y multas de la deuda pública externa a corto plazo de títulos y valores

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de títulos y valores. Así como, todas aquellas multas originadas por operaciones de crédito público externo a corto plazo.

4.10.03.01.04 Comisiones y otros gastos de la deuda pública externa a corto plazo de títulos y valores

Cancelación de sumas que se pagan a los tenedores de los títulos y valores, asociadas a los servicios prestados por efectuar una operación de crédito público externo con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.03.01.05 Descuentos en colocación de títulos y valores de la deuda pública externa a corto plazo

Se refiere a las cancelaciones correspondientes al descuento, producto de la diferencia entre el valor nominal y el valor efectivo (monto colocado) correspondientes a títulos y valores de la deuda pública externa con menor o igual a un año.

4.10.03.02.00 Servicio de la deuda pública externa por préstamos a corto plazo

Pagos de capital e intereses procedentes de un instrumento jurídico asociado a una operación de crédito público externo por el cual el prestamista se obliga a tener a disposición del deudor una suma determinada de dinero para su desembolso; teniendo el deudor el compromiso de devolver la cantidad prestada con determinadas condiciones financieras contempladas en dicho instrumento. En esta categoría sólo se incluyen a los préstamos con duración menor o igual a un año.

4.10.03.02.01 Amortización de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a corto plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos cuyo financista (prestatario o garante) es el gobierno o algún organismo del sector público no residente asociados a operaciones de crédito público externo con un plazo menor o igual a un año.

4.10.03.02.02 Amortización de la deuda pública externa por préstamos recibidos de organismos internacionales a corto plazo

Corresponde a las cancelaciones por concepto de reembolso de capital producto de préstamos cuyo financista es un organismo internacional, incluyendo las instituciones multilaterales, asociados a operaciones de crédito público externo con un plazo menor o igual a un año.

4.10.03.02.03 Amortización de la deuda pública externa por préstamos recibidos de instituciones financieras externas a corto plazo

Corresponde a las cancelaciones por concepto de reembolso de capital producto de préstamos cuyo financistas son instituciones financieras privadas como la banca comercial extranjera asociados a operaciones de crédito público externo con un plazo menor o igual a un año.

4.10.03.02.04 Amortización de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo

Corresponde a las cancelaciones por concepto de reembolso de capital producto de préstamos cuyo financistas son proveedores de bienes y servicios no residentes, asociados a operaciones de crédito público externo con un plazo menor o igual a un año.

4.10.03.02.05 Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a corto plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos financiados por el gobierno (prestatario o garante) o algún organismo del sector público no residente por medio de la suscripción de un préstamo de deuda pública externa a un plazo menor o igual a un año.

4.10.03.02.06 Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a corto plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos financiados por un organismo internacional, incluyendo las instituciones multilaterales, asociados a operaciones de crédito público externo con un plazo menor o igual a un año.

4.10.03.02.07 Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a corto plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos financiados instituciones financieras privadas como la banca comercial extranjera asociados a operaciones de crédito público externo con un plazo menor o igual a un año.

4.10.03.02.08 Intereses de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos financiados proveedores de bienes y servicios no residentes, asociados a operaciones de crédito público externo con un plazo menor o igual a un año.

4.10.03.02.09 Intereses por mora y multas de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a corto plazo

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de gobiernos extranjeros correspondiente a deuda pública externa. Así como, todas aquellas multas originadas por operaciones de crédito público externo con un plazo menor o igual a un año.

4.10.03.02.10 Intereses por mora y multas de la deuda pública externa por préstamos recibidos de organismos internacionales a corto plazo

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de organismos internacionales, incluyendo las instituciones multilaterales, correspondiente a deuda pública externa. Así como, todas aquellas multas originadas por operaciones de crédito público externo con un plazo menor o igual a un año.

4.10.03.02.11 Intereses por mora y multas de la deuda pública externa por préstamos recibidos de instituciones financieras externas a corto plazo

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de instituciones financieras externas privadas, correspondiente a deuda pública externa. Así como, todas aquellas multas originadas por operaciones de crédito público externo con un plazo menor o igual a un año.

4.10.03.02.12 Intereses por mora y multas de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de proveedores de bienes u servicios no residentes, correspondiente a deuda pública externa. Así como, todas aquellas multas originadas por operaciones de crédito público externo con un plazo menor o igual a un año.

4.10.03.02.13 **Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a corto plazo**

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo correspondiente a deuda pública externa con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.03.02.14 **Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a corto plazo**

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibidos de organismos internacionales, incluyendo instituciones multilaterales, correspondiente a deuda pública externa con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.03.02.15 **Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a corto plazo**

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibidos de instituciones financieras externas, correspondiente a deuda pública externa con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.03.02.16 **Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo**

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibidos de proveedores de bienes y servicios externos correspondiente a deuda pública externa con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.03.03.00 **Servicio de la deuda pública externa indirecta por préstamos a corto plazo**

Se refiere a todos los pagos, producto de operaciones de crédito público con una duración menor o igual a un año, por concepto de capital, intereses y otros gastos originados de un conjunto de obligaciones financieras adquiridas y vigentes por un organismo o ente del sector público debidamente avalado por la República, cuyos financistas son no residentes del país. Se incluyen los intereses que se causan por mora y multas, así como las comisiones y otros gastos generados de estas obligaciones. Nota: esta partida sólo aplica para aquellas deudas contraídas bajo la Ley Orgánica de Crédito Público.

4.10.03.03.01 Amortización de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a corto plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos adquiridos por un organismo o ente del sector público debidamente avalado por la República, cuyo financista (prestatario o garante) es el gobierno de otro país o algún organismo del sector público no residente correspondiente a operaciones de crédito público externo con un plazo menor o igual a un año.

4.10.03.03.02 Amortización de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a corto plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos adquiridos por un organismo o ente del sector público debidamente avalado por la República, cuyo financista es un organismo internacional, incluyendo las instituciones multilaterales, correspondiente a operaciones de crédito público externo con un plazo menor o igual a un año.

4.10.03.03.03 Amortización de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a corto plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos adquiridos por un organismo o ente del sector público debidamente avalado por la República, cuyo financista es una institución financiera privada, tales como la banca comercial, correspondiente a operaciones de crédito público externo con un plazo menor o igual a un año.

4.10.03.03.04 Amortización de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos adquiridos por un organismo o ente del sector público debidamente avalado por la República, cuyo financista es un proveedor de bien o servicio, correspondiente a operaciones de crédito público externo con un plazo menor o igual a un año.

4.10.03.03.05 Intereses de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a corto plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos del financista asociados a un préstamo adquirido por un organismo o ente del sector público debidamente avalado por la República de deuda pública externa indirecta provenientes de gobiernos extranjeros a un plazo menor o igual a un año.

4.10.03.03.06 **Intereses de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a corto plazo**

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos del financista asociados a un préstamo adquirido por un organismo o ente del sector público debidamente avalado por la República de deuda pública externa indirecta provenientes de organismos internacionales a un plazo menor o igual a un año.

4.10.03.03.07 **Intereses de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a corto plazo**

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos del financista asociados a un préstamo adquirido por un organismo o ente del sector público debidamente avalado por la República de deuda pública externa indirecta provenientes de instituciones financieras externas a un plazo menor o igual a un año.

4.10.03.03.08 **Intereses de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo**

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos del financista asociados a un préstamo adquirido por un organismo o ente del sector público debidamente avalado por la República de deuda pública externa indirecta provenientes de proveedores de bienes y servicios a un plazo menor o igual a un año.

4.10.03.03.09 **Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a corto plazo**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de gobiernos extranjeros, incluyendo las instituciones multilaterales, correspondiente a deuda pública externa indirecta. Así como, todas aquellas multas originadas por operaciones de crédito público externo con un plazo menor o igual a un año.

4.10.03.03.10 **Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a corto plazo**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de organismos internacionales, incluyendo las instituciones multilaterales, correspondiente a deuda pública externa indirecta. Así como, todas aquellas multas originadas por operaciones de crédito público externo con un plazo menor o igual a un año.

4.10.03.03.11 Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a corto plazo

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de instituciones financieras externas privadas, correspondiente a deuda pública externa indirecta. Así como, todas aquellas multas originadas por operaciones de crédito público externo con un plazo menor o igual a un año.

4.10.03.03.12 Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de proveedores de bienes u servicios no residentes, correspondiente a deuda pública externa indirecta. Así como, todas aquellas multas originadas por operaciones de crédito público externo con un plazo menor o igual a un año.

4.10.03.03.13 Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a corto plazo

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo correspondiente a deuda pública externa indirecta con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.03.03.14 Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a corto plazo

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibidos de organismos internacionales, incluyendo instituciones multilaterales, correspondiente a deuda pública externa indirecta con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.03.03.15 Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a corto plazo

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibidos de instituciones financieras externas, correspondiente a deuda pública externa con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.03.03.16 Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibidos de proveedores de bienes y servicios externos correspondiente a deuda pública externa indirecta con una duración menor o igual a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.04.00.00 Servicio de la deuda pública externa a largo plazo

Se refiere a todos los pagos por concepto de capital e intereses derivados de un conjunto de obligaciones financieras adquiridas y vigentes con no residentes del país, vinculadas a operaciones de crédito público con un plazo mayor a un año. Se incluyen los intereses que se causan por mora y multas, así como las comisiones y otros gastos generados de estas obligaciones.

4.10.04.01.00 Servicio de la deuda pública externa a largo plazo de títulos y valores

Reembolsos de capital y sus respectivos cupones (compromiso de pago periódico de intereses) producto de la emisión y colocación de títulos públicos externos con un plazo mayor a un año.

4.10.04.01.01 Amortización de la deuda pública externa a largo plazo de títulos y valores

Corresponde a las cancelaciones por reembolso de capital derivado de operaciones de crédito público externo con un plazo mayor a un año de títulos valores externos.

4.10.04.01.02 Intereses de la deuda pública externa a largo plazo de títulos y valores

Se refiere a las cancelaciones periódicas de los costos generados sobre el valor nominal (capital) de títulos y valores correspondientes a deuda pública externa con un plazo mayor a un año.

4.10.04.01.03 Intereses por mora y multas de la deuda pública externa a largo plazo de títulos y valores

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de títulos y valores externos. Así como, todas aquellas multas originadas por operaciones de crédito público externo a largo plazo.

4.10.04.01.04 Comisiones y otros gastos de la deuda pública externa a largo plazo de títulos y valores

Cancelación de sumas que se pagan a los tenedores del instrumento, asociadas a los servicios prestados por efectuar una operación de crédito público externo con una duración mayor a un año.

4.10.04.01.05 Descuentos en colocación de títulos y valores de la deuda pública externa a largo plazo

Se refiere a las cancelaciones correspondientes al descuento, producto de la diferencia entre el valor nominal y el valor efectivo (monto colocado) correspondientes a títulos valores de la deuda pública externa con duración mayor a un año.

4.10.04.02.00 Servicio de la deuda pública externa por préstamos a largo plazo

Pagos de capital, intereses y otros gastos procedentes de un instrumento jurídico asociado a una operación de crédito público externo por el cual el prestamista se obliga a tener a disposición del deudor una suma determinada de dinero para su desembolso; teniendo el deudor el compromiso de devolver la cantidad prestada con determinadas condiciones financieras contempladas en dicho instrumento. En esta categoría sólo se incluyen a los préstamos con duración mayor a un año.

4.10.04.02.01 Amortización de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos cuyo financista (prestatario o garante) es el gobierno o algún organismo del sector público no residente asociados a operaciones de crédito público externo con un plazo mayor a un año.

4.10.04.02.02 Amortización de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo

Corresponde a las cancelaciones por concepto de reembolso de capital producto de préstamos cuyo financista es un organismo internacional, incluyendo las instituciones multilaterales, asociados a operaciones de crédito público externo con un plazo mayor a un año.

4.10.04.02.03 Amortización de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo

Corresponde a las cancelaciones por concepto de reembolso de capital producto de préstamos cuyo financistas son instituciones financieras externas privadas como la banca comercial extranjera asociados a operaciones de crédito público externo con un plazo mayor a un año.

4.10.04.02.04 Amortización de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo

Corresponde a las cancelaciones por concepto de reembolso de capital producto de préstamos, cuyo financistas son proveedores de bienes y servicios no residentes asociados a operaciones de crédito público externo con un plazo mayor a un año.

4.10.04.02.05 Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos financiados por el gobierno (prestatario o garante) o algún organismo del sector público no residente por medio de la suscripción de un préstamo de deuda pública externa a un plazo mayor a un año.

4.10.04.02.06 Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos financiados por un organismo internacional, incluyendo las instituciones multilaterales, asociados a operaciones de crédito público externo con un plazo mayor a un año.

4.10.04.02.07 Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos financiados instituciones financieras privadas como la banca comercial extranjera asociados a operaciones de crédito público externo con un plazo mayor a un año.

4.10.04.02.08 Intereses de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos financiados proveedores de bienes y servicios no residentes, asociados a operaciones de crédito público externo con un plazo mayor a un año.

4.10.04.02.09 **Intereses por mora y multas de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de gobiernos extranjeros correspondiente a deuda pública externa. Así como, todas aquellas multas originadas por operaciones de crédito público externo con un plazo mayor a un año.

4.10.04.02.10 **Intereses por mora y multas de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de organismos internacionales, incluyendo las instituciones multilaterales, correspondiente a deuda pública externa. Así como, todas aquellas multas originadas por operaciones de crédito público externo con un plazo mayor a un año.

4.10.04.02.11 **Intereses por mora y multas de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de instituciones financieras externas privadas, correspondiente a deuda pública externa. Así como, todas aquellas multas originadas por operaciones de crédito público externo con un plazo mayor a un año.

4.10.04.02.12 **Intereses por mora y multas de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de proveedores de bienes u servicios no residentes, correspondiente a deuda pública externa. Así como, todas aquellas multas originadas por operaciones de crédito público externo con un plazo mayor a un año.

4.10.04.02.13 **Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo**

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo correspondiente a deuda pública externa con una duración mayor a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.04.02.14 **Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo**

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibidos de organismos internacionales, incluyendo instituciones multilaterales, correspondiente a deuda pública externa con una duración mayor a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.04.02.15 **Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo**

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibido de instituciones financieras externas, correspondiente a deuda pública externa con una duración mayor a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.04.02.16 **Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo**

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibidos de proveedores de bienes y servicios externos, correspondiente a deuda pública externa con una duración mayor a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.04.03.00 **Servicio de la deuda pública externa indirecta a largo plazo de títulos y valores**

Reembolsos de capital y sus respectivos cupones (compromiso de pago periódico de intereses) producto de operaciones de crédito público interno con una duración menor o igual a un año originados de títulos y valores emitidos por un organismo o ente del sector público debidamente avalado por la República. Se incluyen los intereses que se causan por mora y multas, así como las comisiones y otros gastos generados de estas obligaciones. Nota: esta partida sólo aplica para aquellas deudas contraídas bajo la Ley Orgánica de Crédito Público.

4.10.04.03.01 **Amortización de la deuda pública externa indirecta a largo plazo de títulos y valores**

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos adquiridos por un organismo o ente del sector público debidamente avalado por la República, cuyo financista (prestatario o garante) es el gobierno de otro país o algún organismo del sector público no residente correspondiente a operaciones de crédito público externo con un plazo mayor a un año.

4.10.04.03.02 Intereses de la deuda pública externa indirecta a largo plazo de títulos y valores

Se refiere a las cancelaciones periódicas derivadas de los costos generados sobre el valor nominal (capital) de títulos y valores emitidos correspondientes a deuda pública externa indirecta a un plazo mayor a un año.

4.10.04.03.03 Intereses por mora y multas de la deuda pública externa indirecta a largo plazo de títulos y valores

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de títulos y valores. Así como, todas aquellas multas originadas por operaciones de crédito público externo indirecto a largo plazo.

4.10.04.03.04 Comisiones y otros gastos de la deuda pública externa indirecta a largo plazo de títulos y valores

Cancelación de sumas que se pagan a los tenedores de los títulos y valores, asociadas a los servicios prestados por efectuar una operación de crédito público externo indirecto con una duración mayor a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.04.03.05 Descuentos en colocación de títulos y valores de la deuda pública externa indirecta a largo plazo

Se refiere a las cancelaciones correspondientes al descuento, producto de la diferencia entre el valor nominal y el valor efectivo (monto colocado) de títulos y valores de la deuda pública externa indirecta con un plazo mayor a un año.

4.10.04.04.00 Servicio de la deuda pública externa indirecta por préstamos a largo plazo

Se refiere a todos los pagos, producto de operaciones de crédito público con una duración mayor a un año, por concepto de capital e intereses originados de un conjunto de obligaciones financieras adquiridas y vigentes por un organismo o ente del sector público debidamente avalado por la República frente a no residentes del país. Se incluyen los intereses que se causan por mora y multas, así como las comisiones y otros gastos generados de estas obligaciones.

4.10.04.04.01 Amortización de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a largo plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos adquiridos por un organismo o ente del sector público debidamente avalado por la República, cuyo financista (prestatario o garante) es el gobierno de otro país o algún organismo del sector público no residente correspondiente a operaciones de crédito público externo con un plazo mayor a un año.

4.10.04.04.02 Amortización de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a largo plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos adquiridos por un organismo o ente del sector público debidamente avalado por la República, cuyo financista (prestatario o garante) es el gobierno de otro país o algún organismo del sector público no residente correspondiente a operaciones de crédito público externo con un plazo mayor a un año.

4.10.04.04.03 Amortización de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a largo plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos adquiridos por un organismo o ente del sector público debidamente avalado por la República, cuyo financista es una institución financiera privada, tales como la banca comercial, correspondiente a operaciones de crédito público externo con un plazo mayor a un año.

4.10.04.04.04 Amortización de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo

Se refiere a las cancelaciones por concepto de reembolso de capital producto de préstamos adquiridos por un organismo o ente del sector público debidamente avalado por la República, cuyo financista es un proveedor de bien o servicio, correspondiente a operaciones de crédito público externo con un plazo mayor a un año.

4.10.04.04.05 Intereses de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a largo plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos del financista asociados a un préstamo adquirido por un organismo o ente del sector público debidamente avalado por la República de deuda pública externa indirecta provenientes de gobiernos extranjeros a un plazo mayor a un año.

4.10.04.04.06 Intereses de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a largo plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos del financista asociados a un préstamo adquirido por un organismo o ente del sector público debidamente avalado por la República de deuda pública externa indirecta provenientes de organismos internacionales a un plazo mayor a un año.

4.10.04.04.07 Intereses de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a largo plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos del financista asociados a un préstamo adquirido por un organismo o ente del sector público debidamente avalado por la República de deuda pública externa indirecta provenientes de instituciones financieras externas a un plazo mayor a un año.

4.10.04.04.08 Intereses de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos del financista asociados a un préstamo adquirido por un organismo o ente del sector público debidamente avalado por la República de deuda pública externa indirecta provenientes de proveedores de bienes y servicios a un plazo mayor a un año.

4.10.04.04.09 Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a largo plazo

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de gobiernos extranjeros, incluyendo las instituciones multilaterales, correspondiente a deuda pública externa indirecta. Así como, todas aquellas multas originadas por operaciones de crédito público externo con un plazo mayor a un año.

4.10.04.04.10 Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a largo plazo

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de organismos internacionales, incluyendo las instituciones multilaterales, correspondiente a deuda pública externa indirecta. Así como, todas aquellas multas originadas por operaciones de crédito público externo con un plazo mayor a un año.

4.10.04.04.11 Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a largo plazo

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de instituciones financieras externas privadas, correspondiente a deuda pública externa indirecta. Así como, todas aquellas multas originadas por operaciones de crédito público externo con un plazo mayor a un año.

4.10.04.04.12 Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos recibidos de proveedores de bienes u servicios no residentes, correspondiente a deuda pública externa indirecta. Así como, todas aquellas multas originadas por operaciones de crédito público externo con un plazo mayor a un año.

4.10.04.04.13 Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a largo plazo

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo correspondiente a deuda pública externa indirecta con una duración mayor a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.04.04.14 Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a largo plazo

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibidos de organismos internacionales, incluyendo instituciones multilaterales, correspondiente a deuda pública externa indirecta con una duración mayor a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.04.04.15 Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a largo plazo

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibidos de instituciones financieras externas, correspondiente a deuda pública externa con una duración mayor a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.04.04.16 Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo recibidos de proveedores de bienes y servicios externos, correspondiente a deuda pública externa indirecta con una duración mayor a un año. Ejemplo: comisión de administración, gastos legales, entre otras comisiones y otros gastos.

4.10.05.00.00 **Reestructuración y/o refinanciamiento de la deuda pública**

Corresponde a una operación de crédito público donde la República y/o los demás entes facultados por la Ley de Administración Financiera del Sector público, y sus acreedores suscriben un acuerdo para modificar el perfil del servicio de la deuda con la finalidad de aliviar el mismo.

4.10.05.01.00 **Disminución por reestructuración y/o refinanciamiento de la deuda interna a largo plazo en a corto plazo**

Operación financiera que se produce por la disminución en el endeudamiento como consecuencia de un proceso de reestructuración de la deuda interna de largo plazo a corto plazo.

4.10.05.02.00 **Disminución por reestructuración y/o refinanciamiento de la deuda interna a corto plazo, en a largo plazo**

Operación financiera que se produce por la disminución en el endeudamiento como consecuencia de un proceso de reestructuración de la deuda interna de corto plazo a largo plazo.

4.10.05.03.00 **Disminución por reestructuración y/o refinanciamiento de la deuda externa a largo plazo, en a corto plazo**

Operación financiera que se produce por la disminución en el endeudamiento como consecuencia de un proceso de reestructuración de la deuda externa de largo plazo a corto plazo.

4.10.05.04.00 **Disminución por reestructuración y/o refinanciamiento de la deuda externa a corto plazo, en a largo plazo**

Operación financiera que se produce por la disminución en el endeudamiento como consecuencia de un proceso de reestructuración de la deuda externa de corto plazo a largo plazo.

4.10.05.05.00 **Disminución de la deuda pública por distribuir**

Se refiere a la disminución de fondos en cuentas transitorias pendientes por completar información producto de una operación financiera vinculada a deuda pública.

4.10.05.05.01 **Disminución de la deuda pública interna por distribuir**

Se refiere a la disminución de fondos en cuentas transitorias pendientes por completar información producto de una operación financiera vinculada a endeudamiento interno.

4.10.05.05.02 **Disminución de la deuda pública externa por distribuir**

Se refiere a la disminución de fondos en cuentas transitorias pendientes por completar información producto de una operación financiera vinculada a endeudamiento externo.

4.10.06.00.00 **Servicio de la deuda pública por obligaciones de ejercicios anteriores**

Se refiere a todos los pagos por concepto de capital e intereses derivados de un conjunto de obligaciones financieras adquiridas y vigentes vinculadas a operaciones de crédito público tanto externo como interno correspondientes a ejercicios fiscales de años anteriores. Se incluyen los intereses que se causan por mora y multas, así como las comisiones y otros gastos generados de estas obligaciones.

4.10.06.01.00 **Amortización de la deuda pública de obligaciones pendientes de ejercicios anteriores**

Se refiere a las cancelaciones por reembolso de capital vinculadas a operaciones de crédito público tanto externo como interno correspondientes a ejercicios fiscales de años anteriores.

4.10.06.02.00 **Intereses de la deuda pública de obligaciones pendientes de ejercicios anteriores**

Pagos a efectuarse por concepto de costos derivados del valor total o parcial de los desembolsos recibidos del financista vinculados a operaciones de crédito público tanto externo como interno correspondientes a ejercicios fiscales de años anteriores.

4.10.06.03.00 **Intereses por mora y multas de la deuda pública de obligaciones pendientes de ejercicios anteriores**

Corresponde a todos los pagos por concepto de interés adicional derivado de deuda vencida y no pagada a la fecha de préstamos vinculados a operaciones de crédito público tanto externo como interno correspondientes a ejercicios fiscales de años anteriores.

4.10.06.04.00 **Comisiones y otros gastos de la deuda pública de obligaciones pendientes de ejercicios anteriores.**

Cancelación de sumas que se pagan a los prestamistas, asociadas a los servicios prestados por la suscripción de un préstamo vinculados a operaciones de crédito público tanto externo como interno correspondientes a ejercicios fiscales de años anteriores.

IV. EGRESOS
4.11.00.00.00 Disminución de Pasivos

4.11.00.00.00 DISMINUCION DE PASIVOS

Comprende las aplicaciones financieras originadas por las variaciones entre el saldo final y el saldo inicial de las cuentas que representan deudas u obligaciones del organismo frente a terceros, cuando el saldo final es menor al saldo inicial en el período correspondiente.

4.11.01.00.00 <u>Disminución de gastos de personal por pagar</u>

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Gastos de Personal por Pagar, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

La cuenta representa el monto adeudado al personal del organismo, por concepto de sueldos, salarios y otras remuneraciones, complementos, beneficios socio-económicos, cuya cancelación se debe realizar durante el ejercicio económico-financiero.

4.11.01.01.00 Disminución de sueldos, salarios y otras remuneraciones por pagar

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la de Sueldos, Salarios y Otras Remuneraciones por Pagar, cuando el saldo final es menor que el saldo inicial, en el período considerado.

La cuenta representa el monto adeudado al personal del organismo, por concepto de sueldos, salarios y otras remuneraciones, complementos, beneficios socio-económicos, entre otros, cuya cancelación se debe realizar durante el ejercicio económico-financiero.

4.11.02.00.00 <u>Disminución de aportes patronales y retenciones laborales por pagar</u>

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Aportes Patronales y Retenciones Laborales por Pagar, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

La cuenta Aportes Patronales y Retenciones Laborales por Pagar, representa el monto de las obligaciones legales contraídas por el organismo, que se derivan de los gastos destinados a financiar la seguridad social del personal y sus familiares. Incluye las retenciones cuya cancelación se debe realizar durante el ejercicio económico-financiero.

4.11.02.01.00 Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Aportes Patronales y Retenciones Laborales por Pagar al Instituto Venezolano de los Seguros Sociales (IVSS), cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

La cuenta representa el monto de las obligaciones legales contraídas por el organismo público con el IVSS, que se derivan de los gastos destinados a financiar la seguridad social del personal y sus familiares. Incluye las retenciones cuya cancelación se debe realizar durante el ejercicio económico-financiero.

4.11.02.02.00 Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (IPASME)

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Aportes Patronales y Retenciones Laborales por Pagar al Instituto de Previsión Social del Ministerio de Educación (IPASME), cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

La cuenta representa el monto de las obligaciones legales contraídas por el organismo público con el IPASME, que se derivan de los gastos destinados a financiar la seguridad social del personal y sus familiares. Incluye las retenciones cuya cancelación se debe realizar durante el ejercicio económico-financiero.

4.11.02.03.00 Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Jubilaciones

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Aportes Patronales y Retenciones Laborales por Pagar al Fondo de Jubilaciones, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

La cuenta representa el monto de las obligaciones legales contraídas por el organismo público con el Fondo de Jubilaciones, que se derivan de los gastos destinados a financiar la seguridad social del personal y sus familiares. Incluye las retenciones cuya cancelación se debe realizar durante el ejercicio económico-financiero.

4.11.02.04.00 Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Seguro de Paro Forzoso

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Aportes Patronales y Retenciones Laborales por Pagar al Fondo de Seguro de Paro Forzoso, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

La cuenta representa el monto de las obligaciones legales contraídas por el organismo público con el Fondo de Seguro de Paro Forzoso, que se derivan de los gastos destinados a financiar la seguridad social del personal y sus familiares. Incluye las retenciones cuya cancelación se debe realizar durante el ejercicio económico-financiero.

4.11.02.05.00 Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Habitacional

Aplicación financiera que surge por la variación entre el saldo final y el inicial de la cuenta Aportes Patronales y Retenciones Laborales por Pagar al Fondo de Ahorro Habitacional, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

La cuenta representa el monto de las obligaciones legales contraídas por el organismo público con el Fondo de Ahorro Habitacional, que se derivan de los gastos destinados a financiar la seguridad social del personal y sus familiares. Incluye las retenciones cuya cancelación se debe realizar durante el ejercicio económico-financiero.

4.11.02.06.00 Disminución de aportes patronales y retenciones laborales por pagar al seguro de vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Aportes Patronales y Retenciones Laborales por Pagar al Seguro de Vida, Accidentes Personales, Hospitalización, Cirugía, Maternidad (HCM) y Gastos Funerarios, en el período correspondiente.

La cuenta representa el monto de las obligaciones legales contraídas por el organismo público con el Seguro de Vida, Accidentes Personales, Hospitalización, Cirugía, Maternidad (HCM) y Gastos Funerarios, que se derivan de los gastos destinados a financiar la seguridad social del personal y sus familiares. Incluye las retenciones cuya cancelación se debe realizar durante el ejercicio económico-financiero.

4.11.02.07.00 Disminución de aportes patronales y retenciones laborales por pagar a cajas de ahorro

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Aportes Patronales y Retenciones Laborales por Pagar a Cajas de Ahorro, en el período correspondiente.

Esta cuenta representa el monto de las obligaciones legales contraídas por el organismo público con las Cajas de Ahorro, que se derivan de los gastos destinados a financiar la seguridad social del personal y sus familiares. Incluye las retenciones cuya cancelación se debe realizar durante el ejercicio económico-financiero.

4.11.02.08.00 Disminución de aportes patronales por pagar a organismos de seguridad social

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Aportes Patronales por Pagar a Organismos de Seguridad Social, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

La cuenta representa el monto de las obligaciones legales contraídas por el organismo público con los Organismos de Seguridad Social, correspondientes a los gastos destinados a financiar la seguridad social del personal y sus familiares.

4.11.02.09.00 Disminución de retenciones laborales por pagar al Instituto Nacional de Capacitación y Educación Socialista (Inces)

Aplicación financiera que surge por la variación entre el saldo final y el inicial de la cuenta Retenciones Laborales por Pagar al Instituto Nacional de Capacitación y Educación Socialista (Inces), cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

Esta cuenta representa el monto que al cierre del ejercicio adeuda la institución por concepto de cotizaciones al Inces, de conformidad con la Ley respectiva.

4.11.02.10.00 Disminución de retenciones laborales por pagar por pensión alimenticia

Aplicación financiera que surge por la variación entre el saldo final y el inicial de la cuenta Retenciones Laborales por Pagar por Pensión Alimenticia, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

Esta cuenta representa el monto de las retenciones practicadas sobre las remuneraciones del personal del organismo, por concepto de pensión alimentaria pendientes de pago a sus legítimos beneficiarios, de conformidad con las sentencias dictadas por la autoridad competente.

4.11.02.98.00 Disminución de otros aportes legales por pagar

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Otros Aportes Legales por Pagar, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

Esta cuenta representa el monto de las obligaciones legales contraídas por el organismo público por concepto de otros aportes pendientes de pago, no incluidos en las específicas anteriores.

4.11.02.99.00 Disminución de otras retenciones laborales por pagar

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Otras Retenciones Laborales por Pagar, cuando el saldo final es menor que el saldo inicial en el período respectivo.

Esta cuenta representa el monto de las retenciones practicadas sobre las remuneraciones del personal del organismo, pendientes de pago por conceptos distintos a los previstos en las específicas anteriores.

4.11.03.00.00 Disminución de cuentas y efectos por pagar a proveedores

Aplicación financiera originada por la variación entre el saldo final y el inicial de las Cuentas y Efectos por Pagar a Proveedores, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

Las Cuentas y Efectos por Pagar a Proveedores refleja el monto de las obligaciones contraídas con terceros, en función de las operaciones normales de la institución y que deben ser canceladas a corto, mediano y largo plazo, a partir del cierre del período. Incluye las cuentas y efectos a pagar de cada uno de los niveles institucionales del sector público, así como de los sectores privados y externos.

4.11.03.01.00 Disminución de cuentas por pagar a proveedores a corto plazo

Aplicación financiera que se origina por la variación entre el saldo final y el saldo inicial de las Cuentas por Pagar a Proveedores a Corto Plazo, cuando el saldo final es menor que el inicial en el período correspondiente.

Las Cuentas por Pagar a Proveedores a Corto Plazo, representa el monto de las obligaciones contraídas con proveedores de bienes y servicios, en función de las operaciones normales de la institución y que deben ser canceladas dentro del plazo de un año, a partir del cierre del período. Incluye las cuentas por pagar de cada uno de los niveles institucionales del sector público, así como de los sectores privado y externo.

4.11.03.02.00 Disminución de efectos por pagar a proveedores a corto plazo

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Efectos por Pagar a Proveedores a Corto Plazo, cuando el saldo final es menor que el inicial en el período correspondiente.

La cuenta Efectos por Pagar a Proveedores a Corto Plazo, representa el monto de las obligaciones contraídas con proveedores de bienes y servicios, en función de las operaciones normales de la institución, reconocidas a través de documentos y que deben ser canceladas dentro del plazo de un año, a partir del cierre del período. Incluye los efectos por pagar de cada uno de los niveles institucionales del sector público, así como de los sectores privado y externo.

4.11.03.03.00 Disminución de cuentas por pagar a proveedores a mediano y largo plazo

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de Cuentas por Pagar a Proveedores a Mediano y Largo Plazo, cuando el saldo final es menor que el inicial en el período correspondiente.

Las Cuentas por Pagar a Proveedores a Mediano y Largo Plazo, representa el monto de las obligaciones contraídas con proveedores de bienes y servicios, en función de las operaciones normales de la institución y que deben ser canceladas dentro del plazo superior a un año, a partir del cierre del período. Incluye las cuentas por pagar de cada uno de los niveles institucionales del sector público, así como de los sectores privado y externo.

4.11.03.04.00 Disminución de efectos por pagar a proveedores a mediano y largo plazo

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Efectos por Pagar a Proveedores a Mediano y Largo Plazo, cuando el saldo final es menor que el inicial en el período correspondiente.

La cuenta Efectos por Pagar a Proveedores a Mediano y Largo Plazo, representa el monto de las obligaciones contraídas con proveedores de bienes y servicios, en función de las operaciones normales de la institución, reconocidas a través de documentos y que deben ser canceladas en un plazo mayor de un año, a partir del cierre del período. Incluye los efectos por pagar de cada uno de los niveles institucionales del sector público, así como de los sectores privado y externo.

4.11.04.00.00 Disminución de cuentas y efectos por pagar a contratistas

Aplicación financiera que se origina por la variación que se opera entre el saldo final y el inicial de las Cuentas y Efectos a Pagar a Contratistas de los organismos del sector público, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

Las Cuentas y Efectos a Pagar a Contratistas, representa el monto de las obligaciones que asumen los organismos del sector público con contratistas, por la prestación de bienes y servicios que deben ser cancelados a corto, mediano y largo plazo, a partir del cierre del período.

4.11.04.01.00 Disminución de cuentas por pagar a contratistas a corto plazo

Aplicación financiera que se origina por la variación que se opera entre el saldo final y el inicial de las Cuentas por Pagar a Contratistas a Corto Plazo de los organismos del sector público, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

Las Cuentas por Pagar a Contratistas a Corto Plazo, representa el monto de las obligaciones, que asumen los organismos del sector público con contratistas, por la prestación de bienes y servicios que deben ser cancelados en el plazo de un año, a partir del cierre del período.

4.11.04.02.00 Disminución de efectos por pagar a contratistas a corto plazo

Aplicación financiera que se origina por la variación que se opera entre el saldo final y el inicial de la cuenta Efectos por Pagar a Contratistas a Corto Plazo de los organismos del sector público, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

La cuenta Efectos por Pagar a Contratistas a Corto Plazo, representa el monto de las obligaciones, que asumen los organismos del sector público con contratistas, por la prestación de bienes y servicios reconocidas a través de documentos, y que deben ser cancelados en el plazo de un año, a partir del cierre del período.

4.11.04.03.00 Disminución de cuentas por pagar a contratistas a mediano y largo plazo

Aplicación financiera que se origina por la variación que se opera entre el saldo final y el inicial de las Cuentas por Pagar a Contratistas a Mediano y Largo Plazo, de los organismos del sector público, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

Las Cuentas por Pagar a Contratistas a Mediano y Largo Plazo, representa el monto de las obligaciones, que asumen los organismos del sector público con contratistas, por la prestación de bienes y servicios que deben ser cancelados en el plazo superior a un año, a partir del cierre del período.

4.11.04.04.00 Disminución de efectos por pagar a contratistas a mediano y largo plazo

Aplicación financiera que se origina por la variación que se opera entre el saldo final y el inicial de la cuenta Efectos por Pagar a Contratistas a Mediano y Largo Plazo, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

La cuenta Efectos por Pagar a Contratistas a Mediano y Largo Plazo, representa el monto de las obligaciones reconocidas a través de documentos, que asumen los organismos del sector público con contratistas, por la prestación de bienes y servicios, y los cuales deben ser cancelados en un plazo mayor de un año, a partir del cierre del período.

4.11.05.00.00 <u>Disminución de intereses por pagar</u>

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Intereses por Pagar cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

La cuenta Intereses por Pagar, representa el monto que la institución adeuda a personas naturales o jurídicas del país o del exterior por concepto de intereses sobre préstamos y cuentas o efectos a pagar, que deben ser cancelados dentro del año siguiente.

4.11.05.01.00 Disminución de intereses internos por pagar

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Intereses Internos por Pagar, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

La cuenta Intereses Internos por Pagar, representa el monto que la institución adeuda a personas jurídicas del país por concepto de intereses sobre préstamos y cuentas o efectos a pagar.

4.11.05.02.00 Disminución de intereses externos por pagar

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Intereses Externos por Pagar, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

La cuenta Intereses Externos por Pagar, representa el monto que la institución adeuda a personas jurídicas en el exterior por concepto de intereses sobre préstamos y cuentas o efectos a pagar.

4.11.06.00.00 Disminución de otras cuentas y efectos por pagar a corto plazo

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Otras Cuentas y Efectos por Pagar a Corto Plazo, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

La cuenta representa el monto de las obligaciones pendientes de pago que deben ser canceladas a corto plazo, por conceptos distintos a los señalados en los conceptos anteriores.

4.11.06.01.00 Disminución de obligaciones de ejercicios anteriores

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Obligaciones de Ejercicios Anteriores, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

La cuenta representa el monto de las obligaciones que derivan de compromisos no previstos, originados en sentencias judiciales o reconocidos administrativamente, las cuales deben ser canceladas en el ejercicio económico-financiero.

4.11.06.02.00 Disminución de otras cuentas por pagar a corto plazo

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Otras Cuentas por Pagar a Corto Plazo, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

La cuenta representa el monto de las obligaciones pendientes de pago que deben ser canceladas a corto plazo, por conceptos distintos a los señalados en las sub-partidas anteriores.

4.11.06.03.00 Disminución de otros efectos por pagar a corto plazo

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de Otros Efectos por Pagar a Corto Plazo, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

La cuenta representa el monto de las obligaciones pendientes de pago reconocidas a través de documentos, que deben ser canceladas a corto plazo, por conceptos distintos a los señalados en las sub-partidas anteriores.

4.11.07.00.00 Disminución de pasivos diferidos

Aplicación financiera originada por la variación entre el saldo final y el inicial, de la cuenta Pasivos Diferidos, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

Los Pasivos Diferidos comprenden las cuentas representativas de ingresos no devengados recibidos anticipadamente sobre obligaciones de contribuyentes y clientes sobre obligaciones, los cuales tienen incidencia en períodos futuros.

4.11.07.01.00 Disminución de pasivos diferidos a corto plazo

Aplicación financiera que se origina por la variación entre el saldo final y el inicial, de la cuenta Pasivos Diferidos a Corto Plazo, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

Esta cuenta representa el monto de los ingresos cobrados por anticipado por el organismo, por concepto de servicios, intereses, arrendamientos, comisiones, honorarios, entre otros.

4.11.07.01.01 Disminución de rentas diferidas por recaudar a corto plazo

Aplicación financiera que se origina por la variación entre el saldo final y el inicial, de la cuenta Rentas Diferidas por Recaudar a Corto Plazo, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

Las Rentas Diferidas por Recaudar a Corto Plazo, representan el monto del registro transitorio de los ingresos provenientes de impuestos, durante el proceso de recaudación.

4.11.07.02.00 Disminución de pasivos diferidos a mediano y largo plazo

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Pasivos Diferidos a Mediano y Largo Plazo, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

Esta cuenta representa el monto de los ingresos cobrados sobre obligaciones que deberán cumplirse en ejercicios futuros.

4.11.07.02.01 Disminución del rescate de certificados de reintegro tributario

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Rescate de Certificados de Reintegro Tributario, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

La cuenta representa el crédito fiscal pagado mediante certificados emitidos por el Ejecutivo Nacional, de acuerdo con el monto de las divisas percibidas en las operaciones de exportación, destinado para la cancelación de impuestos nacionales.

4.11.07.02.02 Disminución del rescate de bonos de exportación

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Rescate de Bonos de Exportación, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

Esta cuenta representa el rescate de los Bonos de Exportación emitidos por el Ejecutivo Nacional, cuando el organismo los utiliza como medio de pago de los impuestos nacionales correspondientes.

4.11.07.02.03 Disminución del rescate de bonos en dación de pagos

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Rescate en Dación de Pagos, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

Los Bonos en Dación de Pagos, representan los bonos emitidos por el Ejecutivo Nacional, destinados a cancelar a los proveedores el valor de los bienes y servicios recibidos, de conformidad con las disposiciones legales establecidas a tales efectos.

4.11.08.00.00 <u>Disminución de provisiones y reservas técnicas</u>

Aplicación financiera que se opera por la variación entre el saldo final y el inicial, de la cuenta Provisiones y Reservas Técnicas, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

Las Provisiones y Reservas Técnicas, representan los gastos incurridos en el período que se deben cancelar a terceros y que han sido imputados a los costos y/o gastos del mismo, cuya fecha de pago se producirá durante el período siguiente.

4.11.08.01.00 Disminución de provisiones

Aplicación financiera que se opera por la variación entre el saldo final y el inicial, de la cuenta Provisiones, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

Las Provisiones constituyen las estimaciones que el organismo establece anualmente, para cubrir eventuales pérdidas no exigibles a la fecha acordada, que afectan el resultado del ejercicio y que se realizarán a largo plazo.

4.11.08.01.01 Disminución de provisiones para cuentas incobrables

Aplicación financiera originada por la variación entre el saldo final y el inicial, de la cuenta Provisiones para Cuentas Incobrables, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

La cuenta representa el monto de las estimaciones efectuadas para prevenir futuras pérdidas en las cuentas de cobro dudoso.

4.11.08.01.02 Disminución de provisiones para despidos

Aplicación financiera originada por la variación entre el saldo final y el inicial, de la cuenta Provisiones para Despidos, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

Las Provisiones para Despidos, constituyen las estimaciones para atender los montos de las indemnizaciones y gastos por despidos, que se producirán en el ejercicio económico-financiero, previstas en las disposiciones legales o en convenciones colectivas de trabajo.

4.11.08.01.03 Disminución de provisiones para pérdidas en el inventario

Aplicación financiera originada por la variación entre el saldo final y el inicial, de la cuenta Provisiones para Pérdidas de Inventario, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

Esta cuenta representa el monto de los apartados financieros, para cubrir eventuales extravíos, robos o disminución de inventarios no cubiertos por seguros.

4.11.08.01.04 Disminución de provisiones para beneficios sociales

Aplicación financiera que se opera por la variación entre el saldo final y el inicial de la cuenta Provisiones para Beneficios Sociales, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

Esta cuenta representa el monto de la provisión que el organismo establece anualmente, para atender el pago a los trabajadores de los beneficios que derivan de retiros forzosos, establecidos en las disposiciones legales.

4.11.08.01.99 Disminución de otras provisiones

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Otras Provisiones, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

Esta cuenta representa el monto de las estimaciones anuales para atender el pago de contingencias, no previstas en las sub-específicas anteriores.

4.11.08.02.00 Disminución de reservas técnicas

Aplicación financiera que se opera por la variación entre el saldo final y el inicial, de la cuenta Reservas Técnicas cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

La cuenta Reservas técnicas es un apartado financiero de cálculo de tipo actuarial, para cubrir los montos de los gastos e indemnizaciones por seguros contratados por la institución, con las primas cobradas para asumir los riesgos pertinentes.

Así mismo, representa la liberación y/o actualización de las reservas constituidas en el ejercicio anterior a cargo de reaseguradores. Esta partida no representa un egreso financiero.

4.11.09.00.00 Disminución de fondos de terceros

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta de Fondos de Terceros, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

Esta cuenta comprende los fondos propiedad de terceros recaudados por cuenta de terceros, que aún no han sido transferidos al titular, o aquellos que se encuentran en poder del organismo como garantía del cumplimiento de obligaciones contractuales o legales.

4.11.09.01.00 Disminución de depósitos recibidos en garantía

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta de Depósitos Recibidos en Garantía, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

Esta cuenta representa el monto de los fondos, fianzas, títulos y otros valores de terceros recibidos en garantía por el organismo, susceptibles de devolución a sus propietarios o beneficiarios, para asegurar el fiel cumplimiento de las obligaciones contractuales o legales, el reintegro de anticipos concedidos, así como para afianzar el manejo de los fondos y bienes y la prestación de servicios.

4.11.09.99.00 Disminución de otros fondos de terceros

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de Otras Fondos de Terceros, diferentes a las incluidas en las específicas anteriores, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

Esta cuenta representa el monto de los fondos de terceros originados en retenciones o depósitos de dinero existentes en el organismo, distintos de los especificados anteriormente, destinados para atender el pago de un determinado gasto vinculado con la ejecución de una actividad o la prestación de servicios.

4.11.10.00.00 Disminución de depósitos de instituciones financieras

Aplicación financiera originada por la variación entre el saldo final y el inicial de la cuenta Depósitos de Instituciones Financieras, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

La cuenta Depósitos de Instituciones Financieras, representa los montos que la institución ha recibido de sus clientes por concepto de derechos de instalación y depósitos en garantía, por los servicios que presta. Incluye las fianzas depositadas en las instituciones por proveedores y contratistas.

4.11.10.01.00 Disminución de depósitos a la vista

Aplicación financiera originada por la variación entre el saldo final y el inicial de la cuenta Depósitos a la Vista, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

Esta cuenta representa los montos que la institución financiera ha recibido de sus clientes, y los cuales deben ser devueltos inmediatamente una vez que éstos realicen la correspondiente solicitud.

4.11.10.01.01 Disminución de depósitos de terceros a la vista de organismos del sector público

Aplicación financiera originada por la variación entre el saldo final y el inicial de la cuenta Depósitos de Terceros a la Vista de Organismos del Sector Público, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

Esta cuenta representa los montos que la institución financiera ha recibido de los organismos públicos, los cuales deben ser devueltos inmediatamente una vez que éstos realicen la correspondiente solicitud.

4.11.10.01.02 Disminución de depósitos de terceros a la vista de personas naturales y jurídicas del sector privado

Aplicación financiera originada por la variación entre el saldo final y el inicial de la cuenta Depósitos de Terceros a la Vista de Personas Naturales y Jurídicas del Sector Privado, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

Esta cuenta representa los montos que la institución financiera ha recibido de personas naturales y jurídicas del sector privado, los cuales deben ser enterados inmediatamente una vez que éstos realicen la correspondiente solicitud.

4.11.10.02.00 Disminución de depósitos a plazo fijo

Aplicación financiera originada por la variación entre el saldo final y el inicial de la cuenta Depósitos a Plazo Fijo, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

La cuenta constituye colocaciones que los clientes realizan en una institución financiera, las cuales pueden ser exigibles a una fecha futura determinada.

4.11.10.02.01 Disminución de depósitos a plazo fijo de organismos del sector público

Aplicación financiera originada por la variación entre el saldo final y el inicial de la cuenta Depósitos a Plazo Fijo de Organismos del Sector Público, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

La cuenta constituye las colocaciones que los organismos del sector público realizan en una institución financiera, las cuales pueden ser exigibles a una fecha futura determinada.

4.11.10.02.02 Disminución de depósitos a plazo fijo de personas naturales y jurídicas del sector privado

Aplicación financiera originada por la variación entre el saldo final y el inicial de la cuenta Depósitos a Plazo Fijo de Personas Naturales y Jurídicas del Sector Público, cuando el saldo final es menor que el saldo inicial, en el período correspondiente.

La cuenta constituye las colocaciones que las personas naturales y jurídicas del sector privado realizan en una institución financiera, las cuales pueden ser exigibles a una fecha futura determinada.

4.11.11.00.00 **Obligaciones de ejercicios anteriores**

Amortización, intereses y otros gastos financieros originados por cobros indebidos, indemnizaciones diversas y compromisos válidamente contraídos en ejercicios anteriores. Esta genérica debe ser utilizada exclusivamente por los organismos de la República, gobernaciones de estado y municipios.

4.11.11.01.00 **Devoluciones de cobros indebidos**

Cantidades que se ordene devolver al organismo por concepto de cobros indebidos y que hubieren ingresado en años anteriores.

4.11.11.02.00 **Devoluciones y reintegros diversos**

Cantidades por concepto de devoluciones y reintegros de toda clase, diferentes de cobros indebidos.

4.11.11.03.00 **Indemnizaciones diversas**

Indemnizaciones debido a extravíos o pérdidas de valores de toda clase, que se custodien o utilicen por el Estado, y otras indemnizaciones directas, dispuestas por autoridades judiciales y las originadas por obligaciones reconocidas administrativamente.

4.11.11.04.00 **Compromisos pendientes de ejercicios anteriores**

Asignaciones que, de conformidad con la Ley Orgánica de Administración Financiera del Sector Público y su Reglamento, deben destinarse a la cancelación de los compromisos válidamente contraídos en ejercicios anteriores.

4.11.11.05.00 **Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo**

Asignaciones destinadas a la cancelación de las obligaciones pendientes de pago, por prestaciones de antigüedad originadas por la aplicación del nuevo régimen de la Ley Orgánica del Trabajo.

4.11.98.00.00 **Disminución de otros pasivos a corto plazo**

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Otros Pasivos a Corto Plazo, diferentes a las incluidas en las genéricas anteriores, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

Esta cuenta representa el monto de otras obligaciones del organismo ciertas o eventuales, cuyo vencimiento se producirá dentro de un año de contraída la deuda, no incluidos en los rubros anteriores.

4.11.98.01.00 Disminución de otros pasivos a corto plazo

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Otros Pasivos a Corto Plazo, diferentes a las incluidas en los conceptos anteriores, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

Esta cuenta representa el monto de otras obligaciones del organismo ciertas o eventuales, cuyo vencimiento se producirá dentro de un año de contraída la deuda, no incluidos en los rubros anteriores.

4.11.99.00.00 Disminución de otros pasivos a mediano y largo plazo

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Otros Pasivos a Mediano y Largo Plazo, diferentes a las incluidas en las sub-partidas anteriores, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

Esta cuenta representa el monto de otras obligaciones del organismo ciertas o eventuales, cuyo vencimiento se producirá en un plazo mayor a un año de contraída la deuda, no incluidos en los rubros anteriores.

4.11.99.01.00 Disminución de otros pasivos a mediano y largo plazo

Aplicación financiera que se origina por la variación entre el saldo final y el inicial de la cuenta Otros Pasivos a Mediano y Largo Plazo, diferentes a las incluidas en las sub-partidas anteriores, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

Esta cuenta representa el monto de otras obligaciones del organismo ciertas o eventuales, cuyo vencimiento se producirá en un plazo mayor a un año de contraída la deuda, no incluidos en los rubros anteriores.

IV. Egresos
4.12.00.00.00 Disminución de Patrimonio

4.12.00.00 DISMINUCIÓN DEL PATRIMONIO

Aplicación financiera originada por la variación entre el saldo final y el saldo inicial, de la cuenta Patrimonio, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

La cuenta Patrimonio, representa el monto neto a favor del propietario de la institución por su inversión de capital social, reservas y utilidades acumuladas.

4.12.01.00.00 <u>Disminución del capital</u>

Aplicación financiera originada por la variación entre el saldo final y el saldo inicial, de la cuenta Capital, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

La cuenta Capital representa el monto del capital establecido por los estatutos y demás normas que regulan la institución.

4.12.01.01.00 Disminución del capital fiscal e institucional

Aplicación financiera originada por la variación entre el saldo final y el saldo inicial, de la cuenta Capital Fiscal e Institucional, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

La cuenta Capital Fiscal e Institucional, representa el monto del capital de la República y entes descentralizados funcionalmente, conformado por el capital inicial y las acumulaciones (superávit o déficit) provenientes de los otros rubros que, con éste integran la Hacienda Pública y el Patrimonio de los entes descentralizados.

4.12.01.02.00 Disminución de aportes por capitalizar

Aplicación financiera originada por la variación entre el saldo final y el saldo inicial, de la cuenta Aportes por Capitalizar, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

La cuenta representa el monto de los aportes recibidos por los entes descentralizados, pendientes de capitalización hasta recibir la autorización correspondiente.

4.12.01.03.00 Disminución de dividendos a distribuir

Aplicación financiera originada por la variación entre el saldo final y el saldo inicial, de la cuenta Dividendos a Distribuir, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

La cuenta Dividendos a Distribuir representa el monto de las utilidades obtenidas por los accionistas de los entes descentralizados, por haber aportado su capital para sus operaciones normales.

4.12.02.00.00 Disminución de reservas

Aplicación financiera originada por la variación entre el saldo final y el saldo inicial, de la cuenta Reservas, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

La cuenta Reservas, representa el monto de los apartados que se han constituido deduciendo determinados porcentajes de la utilidad neta, antes de la distribución de dividendos, de acuerdo con lo establecido en disposiciones legales, así como en el documento de constitución de la empresa y en las respectivas modificaciones que se le hayan aprobado.

4.12.02.01.00 Disminución de reservas

Aplicación financiera originada por la variación entre el saldo final y el saldo inicial, de la cuenta Reservas, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

La cuenta Reservas representa el monto de los apartados que se han constituido deduciendo determinados porcentajes de la utilidad neta, antes de la distribución de dividendos, de acuerdo con lo establecido en disposiciones legales, así como en el documento de constitución de la empresa y en las respectivas modificaciones que se le hayan aprobado.

4.12.03.00.00 Ajuste por inflación

Aplicación financiera originada por la variación entre el saldo final y el saldo inicial, de la cuenta Ajuste por Inflación, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

La cuenta Ajuste por Inflación representa la variación anual que por efectos de la inflación sufren las partidas del activo, pasivo y patrimonio de la institución al cierre del ejercicio.

4.12.03.01.00 Ajuste por inflación

Aplicación financiera originada por la variación entre el saldo final y el saldo inicial, de la cuenta Ajuste por Inflación, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

La cuenta Ajuste por Inflación representa la variación anual que por efectos de la inflación sufren las partidas del activo, pasivo y patrimonio de la institución al cierre del ejercicio.

4.12.04.00.00 Disminución de resultados

Aplicación financiera originada por la variación entre el saldo final y el saldo inicial, de la cuenta de Resultados, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

La cuenta Resultados muestra los resultados positivos o negativos obtenidos en la gestión y su afectación al capital.

4.12.04.01.00 Disminución de resultados acumulados

Aplicación financiera originada por la variación entre el saldo final y el saldo inicial, de la cuenta Resultados Acumulados cuando el saldo final es menor que el saldo inicial en el período correspondiente.

La cuenta Resultados Acumulados, representa el monto acumulado de los resultados de ejercicios anteriores , a la fecha de cierre del período.

4.12.04.02.00 Disminución de resultados del ejercicio

Aplicación financiera originada por la variación entre el saldo final y el saldo inicial, de la cuenta de Resultados del Ejercicio, cuando el saldo final es menor que el saldo inicial en el período correspondiente.

La cuenta de Resultados del Ejercicio representa el monto total que muestra el resultado de la gestión fiscal, respecto de los ingresos y gastos corrientes del ejercicio.

IV. EGRESOS

4.98.00.00.00 Rectificaciones al Presupuesto

4.98.00.00.00 RECTIFICACIONES AL PRESUPUESTO

Se incluyen bajo este código los créditos presupuestarios que permitirán atender los gastos imprevistos que se presenten en el transcurso del ejercicio, para la República, los Estados y los Municipios de conformidad con el ordenamiento jurídico vigente.

4.98.01.00.00 Rectificaciones al presupuesto

Se incluyen bajo este código los créditos presupuestarios que permitirán atender los gastos imprevistos que se presenten en el transcurso del ejercicio, para la República, los Estados y los Municipios de conformidad con el ordenamiento jurídico vigente.

4.98.01.01.00 Rectificaciones al presupuesto

Se incluyen bajo este código los créditos presupuestarios que permitirán atender los gastos imprevistos que se presenten en el transcurso del ejercicio, para la República, los Estados y los Municipios de conformidad con el ordenamiento jurídico vigente.

V. MODIFICACIONES AL CLASIFICADOR PRESUPUESTARIO DE RECURSOS Y EGRESOS

V. MODIFICACIONES AL CLASIFICADOR PRESUPUESTARIO DE RECURSOS Y EGRESOS CON VIGENCIA 2012

1.- CREACIÓN DE PARTIDAS

EGRESOS:

4.01.01.35.00 Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular

Retribución inicial que corresponde a los altos funcionarios y altas funcionarias del poder público y de elección popular, que presten servicios en el sector público, de conformidad con lo establecido en la normativa legal vigente. Se incluye los sueldos de Gobernadores y Alcaldes.

4.01.01.36.00 Sueldo básico del personal de alto nivel y de dirección

Retribución inicial que corresponde al personal de alto nivel y de dirección, que presten servicios en el sector público, de conformidad con lo establecido en la normativa legal vigente.

4.01.01.37.00 Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular

Retribución que se otorga los altos funcionarios y altas funcionarias del poder público y de elección popular, por su asistencia a reuniones de órganos colegiados del sector público, de conformidad con lo establecido en la normativa legal vigente.

4.01.01.38.00 Dietas del personal de alto nivel y de dirección

Retribución que se otorga al personal de alto nivel y de dirección, por su asistencia a reuniones de órganos colegiados del sector público, de conformidad con lo establecido en la normativa legal vigente.

4.01.02.06.00 Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular

Retribución adicional que se otorga a los altos funcionarios y altas funcionarias del poder público y de elección popular, por concepto de antigüedad, eficiencia en la prestación de sus servicios al Estado y capacitación técnica.

4.01.02.07.00 Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección

Retribución adicional que se otorga al personal de alto nivel y de dirección, por concepto de antigüedad, eficiencia en la prestación de sus servicios al Estado y capacitación técnica.

4.01.03.37.00 Primas de transporte al personal contratado

Retribución adicional que se otorga al personal contratado, para compensar gastos de transporte, en los términos que lo establezca la máxima autoridad del órgano o ente del Sector Público.

4.01.03.38.00 Primas por hogar al personal contratado

Retribución adicional que se otorga al personal contratado, para coadyuvar al sostenimiento del hogar.

4.01.03.39.00 Primas por hijos al personal contratado

Retribución adicional que se otorga al personal contratado en relación con el número de hijos que tenga.

4.01.03.40.00 Primas de profesionalización al personal contratado

Retribución adicional que se otorga al personal contratado, en función de los estudios académicos obtenidos.

4.01.03.41.00 Primas por antigüedad al personal contratado

Retribución adicional que se otorga al personal contratado, en función de los años de servicios prestados en la institución.

4.01.03.46.00 Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular

Retribución adicional que se otorga a los altos funcionarios y altas funcionarias del poder público y de elección popular, tomando en cuenta la naturaleza de la actividad o la índole de los servicios que presta.

4.01.03.47.00 Primas al personal de alto nivel y de dirección

Retribución adicional que se otorga al personal de alto nivel y de dirección, tomando en cuenta la naturaleza de la actividad o la índole de los servicios que presta.

4.01.03.94.00 Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular

Retribuciones adicionales que se otorga a los altos funcionarios y altas funcionarias del poder público y de elección popular del sector público, no incluidas en las específicas anteriores.

4.01.03.95.00 Otras primas al personal de alto nivel y de dirección

Retribuciones adicionales al sueldo inicial que se otorga al personal de alto nivel y de dirección del sector público, no incluidas en las específicas anteriores.

4.01.03.96.00 Otras primas al personal contratado

Retribuciones adicionales al sueldo inicial que se otorga al personal contratado, no incluidas en las específicas anteriores.

4.01.04.10.00 Complemento a empleados por días feriados

Retribución adicional que se otorga a empleados del sector público, por la prestación de servicios durante los días feriados.

4.01.04.20.00 Complemento a obreros por días feriados

Retribución adicional que se otorga a los obreros, por la prestación de servicios durante los días feriados.

4.01.04.28.00 Complemento al personal contratado por días feriados

Retribución adicional que se otorga al personal contratado, por la prestación de servicios durante los días feriados.

4.01.04.43.00 Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación

Retribución adicional que se otorga a los altos funcionarios y altas funcionarias del poder público y de elección popular del sector público, en función del cargo que desempeñan, en representación del organismo.

4.01.04.44.00 Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por comisión de servicios

Retribución que otorga el organismo por diferencial de sueldo a los altos funcionarios y altas funcionarias del poder público y de elección popular, que ocupen cargos de nivel superior, encargados o en comisión de servicios dentro o fuera del organismo.

Las retribuciones adicionales que se otorguen a los empleados en comisión de servicios distintas al diferencial de sueldo, se imputan por las específicas correspondientes previstas en la partida 4.01.00.00.00 "Gastos de personal".

4.01.04.45.00 Bonificación a altos funcionarios y altas funcionarias del poder público y de elección popular

Retribución adicional acordada a los altos funcionarios y altas funcionarias del poder público y de elección popular, por concepto de obvenciones en el ejercicio de sus funciones con características muy especiales, como son las acciones relacionadas con la recaudación y asignación de recursos.

4.01.04.46.00 Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular

Retribución adicional acordada a los altos funcionarios y altas funcionarias del poder público y de elección popular, para compensar los gastos de alimentación, de acuerdo con lo establecido en la Ley respectiva y en los correspondientes decretos.

4.01.04.47.00 **Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular**

Retribución adicional acordada a los altos funcionarios y altas funcionarias del poder público y de elección popular, para compensar los gastos de transporte, cuando se hace uso del mismo para trasladarse a su lugar de trabajo, de acuerdo al ordenamiento legal vigente.

4.01.04.48.00 **Complemento al personal de alto nivel y de dirección por gastos de representación**

Retribución adicional que se otorga al personal de alto nivel y de dirección, en función del cargo que desempeñan, en representación del organismo.

4.01.04.49.00 **Complemento al personal de alto nivel y de dirección por comisión de servicios**

Retribución que otorga el organismo por diferencial de sueldo al personal de alto nivel y de dirección, que ocupen cargos de nivel superior, encargados o en comisión de servicios dentro o fuera del organismo.

Las retribuciones adicionales que se otorguen a los empleados en comisión de servicios distintas al diferencial de sueldo, se imputan por las específicas correspondientes previstas en la partida 4.01.00.00.00 "Gastos de personal".

4.01.04.50.00 **Bonificación al personal de alto nivel y de dirección**

Retribución adicional acordada al personal de alto nivel y de dirección, por concepto de obvenciones en el ejercicio de sus funciones con características muy especiales, como son las acciones relacionadas con la recaudación y asignación de recursos.

4.01.04.51.00 **Bono compensatorio de alimentación al personal de alto nivel y de dirección**

Retribución adicional acordada al personal de alto nivel y de dirección, para compensar los gastos de alimentación, de acuerdo con lo establecido en la Ley respectiva y en los correspondientes decretos.

4.01.04.52.00 **Bono compensatorio de transporte al personal de alto nivel y de dirección**

Retribución adicional acordada al personal de alto nivel y de dirección, para compensar los gastos de transporte, cuando se hace uso del mismo para trasladarse a su lugar de trabajo, de acuerdo al ordenamiento legal vigente.

4.01.04.94.00 **Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular**

Otras retribuciones adicionales acordadas a los altos funcionarios y altas funcionarias del sector público y de elección popular, no incluidas en las específicas anteriores.

4.01.04.95.00 Otros complementos al personal de alto nivel y de dirección

Otras retribuciones adicionales acordadas al personal de alto nivel y de dirección, no incluidas en las específicas anteriores.

4.01.05.13.00 Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular

Retribución por concepto de bonificación de fin de año, que se otorga a los altos funcionarios y altas funcionarias del poder público y de elección popular, durante el ejercicio económico-financiero, de conformidad con el ordenamiento legal vigente.

4.01.05.14.00 Utilidades legales y convencionales a altos funcionarios y altas funcionarias del poder público y de elección popular

Retribución concedida a los altos funcionarios y altas funcionarias del poder público y de elección popular, por concepto de utilidades legales y convencionales, en función del resultado del ente empresarial.

4.01.05.15.00 Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular

Retribución adicional que se otorga a los altos funcionarios y altas funcionarias del poder público y de elección popular, para el disfrute de sus vacaciones del ejercicio, así como para el pago de bono vacacional correspondiente a años anteriores. Incluye el pago por vacaciones no disfrutadas en ejercicios anteriores y el que corresponde al de la vigencia, de conformidad con la Ley y según las convenciones colectivas de trabajo.

4.01.05.16.00 Aguinaldos al personal de alto nivel y de dirección

Retribución por concepto de bonificación de fin de año, que se otorga al personal de alto nivel y de dirección, durante el ejercicio económico-financiero, de conformidad con el ordenamiento legal vigente.

4.01.05.17.00 Utilidades legales y convencionales al personal de alto nivel y de dirección

Retribución concedida al personal de alto nivel y de dirección, por concepto de utilidades legales y convencionales, en función del resultado del ente empresarial.

4.01.05.18.00 Bono vacacional al personal de alto nivel y de dirección

Retribución adicional que se otorga al personal de alto nivel y de dirección, para el disfrute de sus vacaciones del ejercicio, así como para el pago de bono vacacional correspondiente a años anteriores. Incluye el pago por vacaciones no disfrutadas en ejercicios anteriores y el que corresponde al de la vigencia, de conformidad con la Ley y según las convenciones colectivas de trabajo.

4.01.06.25.00 **Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado**

Obligación legal por concepto de aporte patronal por personal contratado al Instituto Venezolano de los Seguros Sociales (IVSS), de conformidad con lo dispuesto en la Ley del Seguro Social y su Reglamento.

4.01.06.26.00 **Aporte legal al Fondo de Ahorro Habitacional por personal contratado**

Contribución legal por concepto de aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal contratado, de acuerdo a lo previsto en la Ley del Régimen Prestacional de Vivienda y Hábitat.

4.01.06.31.00 **Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular**

Obligación legal por concepto de aporte patronal por altos funcionarios y altas funcionarias del poder público y de elección popular al Instituto Venezolano de los Seguros Sociales (IVSS), de conformidad con lo dispuesto en la Ley del Seguro Social y su Reglamento.

4.01.06.32.00 **Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por altos funcionarios y altas funcionarias del poder público y de elección popular**

Obligación legal por concepto de aporte patronal por altos funcionarios y altas funcionarias del poder público y de elección popular al Instituto de Previsión y Asistencia Social para el personal del Ministerio del Poder Popular para la Educación, de conformidad con lo dispuesto en la Ley que rige la institución.

4.01.06.33.00 **Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular**

Obligación legal por concepto de aporte patronal por altos funcionarios y altas funcionarias del poder público y de elección popular al Fondo de Jubilaciones para atender el financiamiento de jubilaciones y pensiones. Igualmente se incluyen en esta específica los aportes que se establezcan en la normativa legal aprobada por órganos competentes.

4.01.06.34.00 **Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular**

Obligación legal por concepto de aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por altos funcionarios y altas funcionarias del poder público y de elección popular, de acuerdo a lo previsto en la Ley del Régimen Prestacional de Vivienda y Hábitat.

4.01.06.39.00 **Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección**

Obligación legal por concepto de aporte patronal por personal de alto nivel y de dirección al Instituto Venezolano de los Seguros Sociales (IVSS), de conformidad con lo dispuesto en la Ley del Seguro Social y su Reglamento.

4.01.06.40.00 **Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección**

Obligación legal por concepto de aporte patronal por personal de alto nivel y de dirección al Instituto de Previsión y Asistencia Social para el personal del Ministerio del Poder Popular para la Educación, de conformidad con lo dispuesto en la Ley que rige la institución.

4.01.06.41.00 **Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección**

Obligación legal por concepto de aporte patronal por personal de alto nivel y de dirección al Fondo de Jubilaciones, para atender el financiamiento de jubilaciones y pensiones. Igualmente se incluyen en esta específica los aportes que se establezcan en la normativa legal aprobada por órganos competentes.

4.01.06.42.00 **Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección**

Obligación legal por concepto de aporte patronal al Fondo de Ahorro Obligatorio para la Vivienda por personal de alto nivel y de dirección, de acuerdo a lo previsto en la Ley del Régimen Prestacional de Vivienda y Hábitat.

4.01.06.93.00 **Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular**

Obligaciones legales como aporte patronal para atender el financiamiento de cualquier otra actividad relacionada con los altos funcionarios y altas funcionarias del poder público y de elección popular

4.01.06.94.00 **Otros aportes legales por el personal de alto nivel y de dirección**

Obligaciones legales como aporte patronal para atender el financiamiento de cualquier otra actividad relacionada con el personal de alto nivel y de dirección.

4.01.06.95.00 **Otros aportes legales por personal contratado**

Obligaciones legales como aporte patronal para atender el financiamiento de cualquier otra actividad relacionada con personal contratado.

4.01.07.44.00 **Aporte patronal para gastos de guarderías y preescolar para hijos del personal militar**

Subvención que se acuerda al personal militar para financiar gastos de guardería y preescolar de sus hijos.

4.01.07.52.00 Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular

Subvención que se otorga a los altos funcionarios y altas funcionarias del poder público y de elección popular o a su grupo familiar, para atender programas para su formación y aspectos conexos, tales como: ayudas por pago de matrículas y graduaciones.

4.01.07.53.00 Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular

Subvención que se otorga a los altos funcionarios y altas funcionarias del poder público y de elección popular por contraer nupcias.

4.01.07.54.00 Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular

Subvención que se otorga a los altos funcionarios y altas funcionarias del poder público y de elección popular para compensar gastos por el nacimiento de sus hijos.

4.01.07.55.00 Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular

Subvención que se otorga para compensar gastos por el fallecimiento del funcionario o funcionaria del poder público y de elección popular o integrantes de su grupo familiar.

4.01.07.56.00 Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular

Subvención que se otorga para atender la adquisición de medicinas y el financiamiento de gastos médicos, odontológicos y de hospitalización de los altos funcionarios y altas funcionarias del poder popular y de elección popular o de su grupo familiar.

4.01.07.57.00 Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular

Contribución patronal realizada por los organismos a las cajas de ahorro de sus altos funcionarios y altas funcionarias del poder popular y de elección popular, como estímulo al ahorro. Igualmente se imputa por esta específica, las contribuciones patronales a fondos de ahorro cualquiera sea su forma constitutiva.

4.01.07.58.00 Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular

Contribución patronal realizada por los organismos a las empresas aseguradoras y administradoras de fondos de salud, para financiar seguros de vida, de accidentes personales, de hospitalización, cirugía, maternidad, gastos odontológicos y gastos funerarios de los altos funcionarios y altas funcionarias del poder público y de elección popular.

Se imputan por esta específica los gastos que se establecen en los planes, programas o sistemas para la salud, administrados por los mismos organismos.

4.01.07.63.00 Capacitación y adiestramiento al personal de alto nivel y de dirección

Subvención que se otorga al personal de alto nivel y de dirección o a su grupo familiar, para atender programas para su formación y aspectos conexos, tales como: ayudas por pago de matrículas y graduaciones.

4.01.07.64.00 Ayudas por matrimonio al personal de alto nivel y de dirección

Subvención que se otorga al personal de alto nivel y de dirección por contraer nupcias.

4.01.07.65.00 Ayudas por nacimiento de hijos al personal de alto nivel y de dirección

Subvención que se otorga al personal de alto nivel y de dirección para compensar gastos por el nacimiento de sus hijos.

4.01.07.66.00 Ayudas por defunción al personal de alto nivel y de dirección

Subvención que se otorga para compensar gastos por el fallecimiento del personal de alto nivel y de dirección o integrantes de su grupo familiar.

4.01.07.67.00 Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección

Subvención que se otorga para atender la adquisición de medicinas y el financiamiento de gastos médicos, odontológicos y de hospitalización del personal de alto nivel y de dirección o de su grupo familiar.

4.01.07.68.00 Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección

Contribución patronal realizada por los organismos a las cajas de ahorro de su personal de alto nivel y de dirección, como estímulo al ahorro. Igualmente se imputa por esta específica, las contribuciones patronales a fondos de ahorro cualquiera sea su forma constitutiva.

4.01.07.69.00 Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección

Contribución patronal realizada por los organismos a las empresas aseguradoras y administradoras de fondos de salud, para financiar seguros de vida, de accidentes personales, de hospitalización, cirugía, maternidad, gastos odontológicos y gastos funerarios del personal de alto nivel y de dirección.

Se imputan por esta específica los gastos que se establecen en los planes, programas o sistemas para la salud, administrados por los mismos organismos.

4.01.07.94.00 Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular

Otras ayudas en dinero o en especie, que se otorgan a los altos funcionarios y altas funcionarias del poder público y de elección popular, no especificada en los rubros anteriores.

4.01.07.95.00 Otras subvenciones al personal de alto nivel y de dirección

Otras ayudas en dinero o en especie, que se otorgan al personal de alto nivel y de dirección, no especificada en los rubros anteriores.

4.01.08.06.00 Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular

Previsión para atender los derechos exigibles de los altos funcionarios y altas funcionarias del poder público y de elección popular, con motivo y al término de la relación de empleo o de trabajo.

Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los pagos por los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo, excepto lo establecido en el artículo 668 de la Ley Orgánica del Trabajo, los cuales se imputarán y cancelarán con cargo al fondo de prestaciones sociales.

Cuando corresponda a prestaciones sociales generadas desde el 20 de junio de 1997 hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo".

En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.

4.01.08.07.00 Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección

Previsión para atender los derechos exigibles del personal de alto nivel y de dirección, con motivo y al término de la relación de empleo o de trabajo.

Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los pagos por los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo, excepto lo establecido en el artículo 668 de la Ley Orgánica del Trabajo, los cuales se imputarán y cancelarán con cargo al fondo de prestaciones sociales.

Cuando corresponda a prestaciones sociales generadas desde el 20 de junio de 1997 hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo".

En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.

4.01.94.00.00 Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular

Previsión para atender otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular, no previstos en las subpartidas anteriores.

4.01.94.01.00 Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular

Previsión para atender otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular, no previstos en las subpartidas anteriores.

4.01.95.00.00 Otros gastos del personal de alto nivel y de dirección

Previsión para atender otros gastos del personal de alto nivel y de dirección, no previstos en las subpartidas anteriores.

4.01.95.01.00 Otros gastos del personal de alto nivel y de dirección

Previsión para atender otros gastos del personal de alto nivel y de dirección, no previstos en las subpartidas anteriores.

4.02.11.03.00 Inmuebles para la venta

Se imputan por esta específica la adquisición de los inmuebles destinados a la comercialización o venta. Se imputan por esta específica los terrenos sobre los cuales reposan los inmuebles que se adquieran.

4.02.11.04.00 Tierras y terrenos para la venta

Se imputan por esta específica la adquisición de las tierras y terrenos destinados a la comercialización o venta.

4.04.15.07.00 Construcciones de edificaciones habitacionales

Asignación para atender los gastos de construcciones de edificaciones habitacionales que el sector público estime realizar. No se incluyen las construcciones de viviendas que se destinen para la venta. Estas se imputan por la 4.03.14.01.00 "Servicios de construcción de edificaciones para la venta".

4.04.15.99.00 Otras construcciones del dominio privado

Asignación para atender otras construcciones del dominio privado no incluidas en las específicas anteriores.

4.04.16.99.00 Otras construcciones del dominio público

Asignación para atender otras construcciones del dominio público no incluidas en las específicas anteriores.

4.07.01.05.00 **Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección**

Constituyen las aportaciones que otorgan los organismos del sector público a sus extrabajadores y los ajenos al mismo, que para el momento de asignarle la pensión ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección, autorizados a cancelar por concepto de pensiones por vejez, sobrevivencia y discapacidad, de conformidad con lo previsto en la normativa que la regula.

4.07.01.05.01 **Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular**

Constituyen las aportaciones que otorgan los organismos del sector público a sus extrabajadores y los ajenos al mismo, que para el momento de asignarle la pensión ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, autorizados a cancelar por concepto de pensiones por vejez, sobrevivencia y discapacidad, de conformidad con lo previsto en la normativa que la regula.

4.07.01.05.02 **Pensiones del personal de alto nivel y de dirección**

Constituyen las aportaciones que otorgan los organismos del sector público a sus extrabajadores y los ajenos al mismo, que **al** momento de asignarle la pensión ocupaban cargos de personal de alto nivel y de dirección, autorizados a cancelar por concepto de pensiones por vejez, sobrevivencia y discapacidad, de conformidad con lo previsto en la normativa que la regula.

4.07.01.05.06 **Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados**

Subvención que se otorga a pensionados del organismo y los ajenos al mismo, que para el momento de asignarle la pensión ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, autorizados a cancelar por concepto de bonificación de fin de año.

4.07.01.05.07 **Aguinaldos del personal pensionado de alto nivel y de dirección**

Subvención que se otorga a pensionados del organismo y los ajenos al mismo, que para el momento de asignarle la pensión ocupaban cargos de personal del alto nivel y de dirección, autorizados a cancelar por concepto de bonificación de fin de año.

4.07.01.05.11 **Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados**

Contribución que realiza el organismo a la caja de ahorro de su personal pensionado y ajenos al mismo, que para el momento de asignarle la pensión ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, autorizados a cancelar, como estímulo al ahorro. Igualmente se imputa por esta sub-específica, las contribuciones patronales a fondos de ahorro cualquiera sea su forma constitutiva.

4.07.01.05.12 **Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección**

Contribución que realiza el organismo a la caja de ahorro de su personal pensionado y ajeno al mismo, que para el momento de asignarle la pensión ocupaban cargos de personal de alto nivel y de dirección, autorizados a cancelar, como estímulo al ahorro. Igualmente se imputa por esta sub-específica, las contribuciones patronales a fondos de ahorro cualquiera sea su forma constitutiva.

4.07.01.05.16 **Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados**

Subvención que el organismo acuerda, para financiar el seguro de vida, de accidentes personales, hospitalización, cirugía y maternidad (HCM) y gastos funerarios de su personal pensionado y ajeno al mismo, que para el momento de asignarle la pensión ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, autorizados a cancelar.

4.07.01.05.17 **Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección**

Subvención que el organismo acuerda, para financiar el seguro de vida, de accidentes personales, hospitalización, cirugía y maternidad (HCM) y gastos funerarios de su personal pensionado y ajeno al mismo, que para el momento de la pensión ocupaban cargos de personal de alto nivel y de dirección, autorizados a cancelar.

4.07.01.05.98 **Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados**

Subvenciones que realiza el organismo a su personal pensionado y ajeno al mismo, que para el momento de la pensión ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, autorizados a cancelar, para atender otros tipos de asistencias socio-económicas no contempladas en las sub-específicas anteriores, tales como: ayudas para la capacitación y adiestramiento, otorgamiento de becas, ayudas por matrimonio, por nacimiento, por hijos, por defunción, para la adquisición de medicinas, para la adquisición de juguetes, útiles y uniformes, gastos de guarderías, entre otras subvenciones.

4.07.01.05.99 **Otras subvenciones del personal pensionado de alto nivel y de dirección**

Subvenciones que realiza el organismo a su personal pensionado y ajeno al mismo, que para el momento de la pensión ocupaban cargos de personal de alto nivel y de dirección, autorizados a cancelar, para atender otros tipos de asistencias socio-económicas no contempladas en las sub-específicas anteriores, tales como: ayudas para la capacitación y adiestramiento, otorgamiento de becas, ayudas por matrimonio, por nacimiento, por hijos, por defunción, para la adquisición de medicinas, para la adquisición de juguetes, útiles y uniformes, gastos de guarderías, entre otras subvenciones.

4.07.01.06.00 Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección

Constituyen las aportaciones que otorgan los organismos del sector público a sus extrabajadores y ajenos al mismo, que para el momento de la jubilación ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección, autorizados a cancelar por concepto de jubilaciones, en virtud de haber cumplido con el tiempo reglamentario para tal fin, de conformidad con lo previsto en la normativa que la regula.

4.07.01.06.01 Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular

Constituyen las aportaciones que otorgan los organismos del sector público a sus extrabajadores y ajenos al mismo, que para el momento de la jubilación ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, autorizados a cancelar por concepto de jubilaciones, en virtud de haber cumplido con el tiempo reglamentario para tal fin, de conformidad con lo previsto en la normativa que la regula.

4.07.01.06.02 Jubilaciones del personal de alto nivel y de dirección

Constituyen las aportaciones que otorgan los organismos del sector público a sus extrabajadores y ajenos al mismo, que para el momento de la jubilación ocupaban cargos de personal de alto nivel y de dirección, autorizados a cancelar por concepto de jubilaciones, en virtud de haber cumplido con el tiempo reglamentario para tal fin, de conformidad con lo previsto en la normativa que la regula.

4.07.01.06.06 Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados

Subvención que se otorga al personal jubilado del organismo y ajeno al mismo, que para el momento de la jubilación ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, autorizados a cancelar por concepto de bonificación de fin de año.

4.07.01.06.07 Aguinaldos del personal jubilado de alto nivel y de dirección

Subvención que se otorga al personal jubilado del organismo y ajeno al mismo, que para el **momento de la jubilación** ocupaban cargos de personal de alto nivel y de dirección, autorizados a cancelar por concepto de bonificación de fin de año.

4.07.01.06.11 **Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados**

Contribución que realiza el organismo a la caja de ahorro su personal jubilado y ajeno al mismo, que para el momento de la jubilación ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, autorizados a cancelar, como estímulo al ahorro. Igualmente se imputa por esta sub-específica, las contribuciones patronales a fondos de ahorro cualquiera sea su forma constitutiva.

4.07.01.06.12 **Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección**

Contribución que realiza el organismo a la caja de ahorro su personal jubilado y ajeno al mismo, que para el momento de la jubilación ocupaban cargos de personal de alto nivel y de dirección, autorizados a cancelar, como estímulo al ahorro. Igualmente se imputa por esta sub-específica, las contribuciones patronales a fondos de ahorro cualquiera sea su forma constitutiva.

4.07.01.06.16 **Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados**

Subvención que el organismo acuerda, para financiar el seguro de vida, de accidentes personales, hospitalización, cirugía y maternidad (HCM) y gastos funerarios de su personal jubilado y ajeno al mismo, que para el momento de la jubilación ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, autorizados a cancelar.

4.07.01.06.17 **Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección**

Subvención que el organismo acuerda, para financiar el seguro de vida, de accidentes personales, hospitalización, cirugía y maternidad (HCM) y gastos funerarios de su personal jubilado y ajeno al mismo, que para el momento de la jubilación ocupaban cargos de personal de alto nivel y de dirección, autorizados a cancelar.

4.07.01.06.98 **Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados**

Subvenciones que realiza el organismo a su personal jubilado y ajeno al mismo, que para el momento de la jubilación ocupaban cargos de altos funcionarios y altas funcionarias del poder público y de elección popular, autorizados a cancelar, para atender otros tipos de asistencias socio-económicas no contempladas en las sub-específicas anteriores, tales como: ayudas para la capacitación y adiestramiento, otorgamiento de becas, ayudas por matrimonio, por nacimiento, por hijos, por defunción, para la adquisición de medicinas, para la adquisición de juguetes, útiles y uniformes, gastos de guarderías, entre otras subvenciones.

4.07.01.06.99 **Otras subvenciones del personal jubilado de alto nivel y de dirección**

Subvenciones que realiza el organismo a su personal jubilado y ajeno al mismo, que para el momento de la jubilación ocupaban cargos de personal de alto nivel y de dirección, autorizados a cancelar, para atender otros tipos de asistencias socio-económicas no contempladas en las sub-específicas anteriores, tales como: ayudas para la capacitación y adiestramiento, otorgamiento de becas, ayudas por matrimonio, por nacimiento, por hijos, por defunción, para la adquisición de medicinas, para la adquisición de juguetes, útiles y uniformes, gastos de guarderías, entre otras subvenciones.

2.- DESINCORPORACIÓN DE PARTIDAS

EGRESOS:

4.01.01.27.00	Remuneraciones a parlamentarios
4.01.01.28.00	Suplencias a parlamentarios
4.01.03.36.00	Primas a parlamentarios
4.01.04.40.00	Complemento a parlamentarios por gastos de alimentación
4.01.04.41.00	Complemento a parlamentarios por gastos de transporte
4.01.04.42.00	Complemento a parlamentarios por gastos de representación
4.01.05.11.00	Aguinaldos a parlamentarios
4.01.05.12.00	Bono vacacional a parlamentarios
4.01.06.24.00	Aporte legal al Fondo de Ahorro Habitacional a parlamentarios
4.01.06.99.00	Otros aportes legales por parlamentarios
4.01.07.48.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización de parlamentarios
4.01.07.49.00	Aporte a cajas de ahorro por parlamentarios
4.01.07.50.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por parlamentarios
4.01.07.51.00	Capacitación y adiestramiento a parlamentarios
4.01.07.99.00	Otras subvenciones a parlamentarios
4.01.08.05.00	Prestaciones sociales e indemnizaciones a parlamentarios
4.01.99.00.00	Otros gastos de los parlamentarios
4.01.99.01.00	Otros gastos de los parlamentarios

3.- CAMBIO DE DENOMINACIÓN Y DESCRIPCIÓN DE PARTIDAS

INGRESOS:

Donde Dice:	Debe Decir:
3.05.01.03.08 Transferencias corrientes internas del Poder Estadal Recursos que perciben los organismos del sector público, de **las Entidades Federales**, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes y servicios.	**3.05.01.03.08 Transferencias corrientes internas del Poder Estadal** Recursos que perciben los organismos del sector público, **de los estados y Distrito Capital,** destinados a financiar gastos corrientes que no suponen la contraprestación de bienes y servicios. **Se incluyen las aportaciones financieras que percibe el Área Metropolitana de Caracas, del Distrito Capital y del Estado Miranda, de conformidad con lo dispuesto en la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas.**
3.05.01.03.09 Transferencias corrientes internas del Poder Municipal Recursos que perciben los organismos del sector público, de los Municipios, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes y servicios.	**3.05.01.03.09 Transferencias corrientes internas del Poder Municipal** Recursos que perciben los organismos del sector público, de los municipios **y otras formas de gobierno municipal**, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes y servicios. **Se incluyen las aportaciones financieras que percibe el Área Metropolitana de Caracas de los municipios que la integran, de conformidad con lo dispuesto en la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas.**
3.05.01.04.08 Donaciones corrientes internas del Poder Estadal Recursos que perciben los organismos del sector público, provenientes de donativos **del Poder Estadal,** destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.	**3.05.01.04.08 Donaciones corrientes internas del Poder Estadal** Recursos que perciben los organismos del sector público, provenientes de donativos **de los estados y del Distrito Capital**, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.

Donde Dice:	Debe Decir:
3.05.01.04.09 Donaciones corrientes internas del Poder Municipal Recursos que perciben los organismos del sector público, provenientes de donativos **del Poder Municipal**, destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.	**3.05.01.04.09 Donaciones corrientes internas del Poder Municipal** Recursos que perciben los organismos del sector público, provenientes de donativos **de los municipios y de otras formas de gobierno municipal,** destinados a financiar gastos corrientes que no suponen la contraprestación de bienes o servicios.
3.05.02.03.08 Transferencias de capital internas del Poder Estadal Recursos que perciben los organismos del sector público de **las Entidades Federales,** destinados a financiar gastos de capital que no suponen la contraprestación de bienes y servicios.	**3.05.02.03.08 Transferencias de capital internas del Poder Estadal** Recursos que perciben los organismos del sector público **de los estados y del Distrito Capital**, destinados a financiar gastos de capital que no suponen la contraprestación de bienes y servicios. **Se incluyen las aportaciones financieras que percibe el Área Metropolitana de Caracas, del Distrito Capital y del Estado Miranda, de conformidad con lo dispuesto en la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas.**
3.05.02.03.09 Transferencias de capital internas del Poder Municipal Recursos que perciben los organismos del sector público de los Municipios, destinados a financiar gastos de capital que no suponen la contraprestación de bienes y servicios.	**3.05.02.03.09 Transferencias de capital internas del Poder Municipal** Recursos que perciben los organismos del sector público de los municipios **y otras formas de gobierno municipal,** destinados a financiar gastos de capital que no suponen la contraprestación de bienes y servicios. **Se incluyen las aportaciones financieras que percibe el Área Metropolitana de Caracas de los municipios que la integran, de conformidad con lo dispuesto en la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas.**
3.05.02.04.08 Donaciones de capital internas del Poder Estadal Recursos que perciben los organismos del sector público, provenientes de donativos **del Poder Estadal**, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.	**3.05.02.04.08 Donaciones de capital internas del Poder Estadal** Recursos que perciben los organismos del sector público, provenientes de donativos **de los estados y del Distrito Capital**, destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.

Donde Dice:	Debe Decir:
3.05.02.04.09 Donaciones de capital internas del Poder Municipal Recursos que perciben los organismos del sector público, provenientes de donativos **del Poder Municipal,** destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.	**3.05.02.04.09 Donaciones de capital internas del Poder Municipal** Recursos que perciben los organismos del sector público, provenientes de donativos **de los municipios y de otras formas de gobierno municipal,** destinados a financiar gastos de capital que no suponen la contraprestación de bienes o servicios.
3.05.03.01.00 Situado Constitucional Ingresos de los Estados, el Distrito Capital **y** los Municipios derivados de los ingresos ordinarios previstos en la Ley de Presupuesto Nacional, de conformidad con lo dispuesto en la Constitución de la República Bolivariana de Venezuela **y** en la Ley Orgánica de Descentralización, Delimitación y Transferencia de competencias del Poder Público.	**3.05.03.01.00 Situado Constitucional** Ingresos de los estados, el Distrito Capital, los municipios **y otras formas de gobierno municipal,** derivados de los ingresos ordinarios previstos en la Ley de Presupuesto Nacional, de conformidad con lo dispuesto en la Constitución de la República Bolivariana de Venezuela, en la Ley Orgánica de Descentralización, Delimitación y Transferencia de competencias del Poder Público, **la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas y demás normas legales.**
3.05.03.01.02 Situado Municipal Ingresos de los Municipios **y del Área Metropolitana de Caracas**, provenientes del Situado Constitucional de conformidad con lo establecido en la Constitución de la República Bolivariana de Venezuela, Ley Orgánica de Descentralización, Delimitación y Transferencia de competencias del Poder Público; La Ley Orgánica del Poder Público Municipal y Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas.	**3.05.03.01.02 Situado Municipal** Ingresos de los municipios **y otras formas de gobierno municipal,** provenientes del Situado Constitucional de conformidad con lo establecido en la Constitución de la República Bolivariana de Venezuela, Ley Orgánica de Descentralización, Delimitación y Transferencia de competencias del Poder Público; La Ley Orgánica del Poder Público Municipal y Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas.
3.05.03.02.00 Situado Estadal a Municipal Ingresos de los Municipios provenientes de los ingresos ordinarios de **cada Entidad Federal**, diferente del respectivo Situado Constitucional Estadal, de acuerdo con lo previsto en la Constitución de la República Bolivariana de Venezuela, Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencia del Poder Público **y** la Ley Orgánica del Poder Público Municipal.	**3.05.03.02.00 Situado Estadal a Municipal** Ingresos de los municipios provenientes de los ingresos ordinarios de **los estados y del Distrito Capital**, diferentes del respectivo Situado Constitucional Estadal, de acuerdo con lo previsto en la Constitución de la República Bolivariana de Venezuela, Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencia del Poder

Donde Dice:	Debe Decir:
	Público, la Ley Orgánica del Poder Público Municipal **y la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas y demás normas legales.**
3.05.06.00.00 <u>Asignaciones Económicas Especiales (LAEE)</u> Ingresos **para** los Estados, **el Distrito Metropolitano de Caracas** y los Municipios, de conformidad con lo dispuesto en la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.	**3.05.06.00.00 <u>Asignaciones Económicas Especiales (LAEE)</u>** Ingresos **que perciben** los estados, **el Distrito Capital**, los municipios **y otras formas de gobierno municipal,** de conformidad con lo dispuesto en la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.
3.05.06.01.00 Asignaciones Económicas Especiales (LAEE) Estadal Ingresos **para** los Estados y el **Distrito Metropolitano de Caracas** de conformidad con lo dispuesto en la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.	**3.05.06.01.00 Asignaciones Económicas Especiales (LAEE) Estadal** Ingresos **que perciben** los estados y el **Distrito Capital** de conformidad con lo dispuesto en la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.
3.05.06.02.00 Asignaciones Económicas Especiales (LAEE) Estadal a Municipal Ingresos **para** los Municipios de conformidad con lo dispuesto en la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.	**3.05.06.02.00 Asignaciones Económicas Especiales (LAEE) Estadal a Municipal** Ingresos **que perciben** los municipios **y otras formas de gobierno municipal**, de conformidad con lo dispuesto en la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.
3.05.06.03.00 Asignaciones Económicas Especiales (LAEE) Municipal Ingresos **para** los Municipios de conformidad con lo dispuesto en la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.	**3.05.06.03.00 Asignaciones Económicas Especiales (LAEE) Municipal** Ingresos **que perciben** los municipios **y otras formas de gobierno municipal,** de conformidad con lo dispuesto en la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.

Donde Dice:	Debe Decir:
3.05.08.01.00 Fondo de Compensación Interterritorial Estadal Ingresos provenientes del Fondo de Compensación Interterritorial, recibidos de acuerdo a lo establecido en la Ley Orgánica que crea dicho fondo y su Reglamento, destinados al financiamiento de inversiones públicas para promover el desarrollo equilibrado de los Estados, así como la cooperación y complementación de políticas, y la dotación de bienes y servicios esenciales.	**3.05.08.01.00 Fondo de Compensación Interterritorial Estadal** Ingresos provenientes del Fondo de Compensación Interterritorial, recibidos de acuerdo a lo establecido en la Ley Orgánica que crea dicho fondo y su Reglamento, destinados al financiamiento de inversiones públicas para promover el desarrollo equilibrado de los estados **y el Distrito Capital**, así como la cooperación y complementación de políticas, y la dotación de bienes y servicios esenciales.
3.05.08.02.00 Fondo de Compensación Interterritorial Municipal Ingresos provenientes del Fondo de Compensación Interterritorial, recibidos de acuerdo a lo establecido en la Ley Orgánica que crea dicho fondo y su Reglamento, destinados al financiamiento de inversiones públicas para promover el desarrollo equilibrado de los Municipios, así como la cooperación y complementación de políticas, y la dotación de bienes y servicios esenciales.	**3.05.08.02.00 Fondo de Compensación Interterritorial Municipal** Ingresos provenientes del Fondo de Compensación Interterritorial, recibidos de acuerdo a lo establecido en la Ley Orgánica que crea dicho fondo y su Reglamento, destinados al financiamiento de inversiones públicas para promover el desarrollo equilibrado de los municipios **y otras formas de gobierno municipal,** así como la cooperación y complementación de políticas, y la dotación de bienes y servicios esenciales.
3.05.09.00.00 Aportes a los Estados y Municipios por transferencia de servicios Aportes **del Poder Nacional a los Estados y Municipios** originados por la transferencia de servicios, de conformidad con lo estipulado en la Constitución de la República Bolivariana de Venezuela, Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público y la Ley Orgánica del Poder Público Municipal.	**3.05.09.00.00 Aportes del Sector Público al Poder Estadal y al Poder Municipal por transferencia de servicios** Aportes **que perciben los estados, el Distrito Capital, los municipios y otras formas de gobierno municipal del Sector Público**, originados por la transferencia de servicios, de conformidad con lo estipulado en la Constitución de la República Bolivariana de Venezuela, Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público y la Ley Orgánica del Poder Público Municipal.

Donde Dice:	Debe Decir:
3.05.09.01.00 Aportes a los Estados por transferencia de servicios Ingresos **para** los Estados originados por la transferencia de servicios, de conformidad con lo establecido en la Ley de Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público.	**3.05.09.01.00 Aportes del Sector Público al Poder Estadal por transferencia de servicios** Ingresos **que perciben** los estados **y el Distrito Capital**, originados por la transferencia de servicios, de conformidad con lo establecido **en la Constitución de la República Bolivariana de Venezuela** y en la Ley de Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público.
3.05.09.02.00 Aportes a los Municipios por transferencia de servicios Ingresos de los Municipios por la transferencia de servicios de acuerdo con lo establecido en la Ley Orgánica del Poder Público Municipal.	**3.05.09.02.00 Aportes del Sector Público al Poder Municipal por transferencia de servicios** Ingresos **que perciben** los municipios **y otras formas de gobierno municipal** por la transferencia de servicios de acuerdo con lo establecido **en la Constitución de la República Bolivariana de Venezuela** y en la Ley Orgánica del Poder Público Municipal.
3.12.02.09.00 Incremento de aportes patronales y retenciones laborales por pagar al Instituto de Cooperación Educativa (INCE) Recursos provenientes del incremento de la cuenta aportes patronales y retenciones laborales por pagar al **Instituto de Cooperación Educativa (INCE),** siendo el saldo final mayor que el inicial en el período correspondiente. La partida aportes patronales y retenciones laborales por pagar al **Instituto de Cooperación Educativa (INCE)** representa los montos que, al cierre del ejercicio, adeuda la institución por concepto de aportes patronales y retenciones laborales por pagar al Instituto **de Cooperación Educativa (INCE).** Comprende el monto del aporte patronal y/o de la retención laboral, según corresponda.	**3.12.02.09.00 Incremento de aportes patronales y retenciones laborales por pagar al Instituto Nacional de Capacitación y Educación Socialista (Inces)** Recursos provenientes del incremento de la cuenta aportes patronales y retenciones laborales por pagar al **Instituto Nacional de Capacitación y Educación Socialista (Inces)**, siendo el saldo final mayor que el inicial en el período correspondiente. La partida aportes patronales y retenciones laborales por pagar al **Instituto Nacional de Capacitación y Educación Socialista (Inces)** representa los montos que, al cierre del ejercicio, adeuda la institución por concepto de aportes patronales y retenciones laborales por pagar a dicho Instituto. Comprende el monto del aporte patronal y/o de la retención laboral, según corresponda.

EGRESOS:

Donde Dice:	Debe Decir:
4.01.01.29.00 Dietas Retribución a personas naturales por su asistencia a reuniones de órganos colegiados del sector público, tales como: juntas, comisiones y directorios. Incluye, las dietas a los funcionarios electos de los órganos legislativos nacional, estadal y municipal, cuando corresponda.	4.01.01.29.00 Dietas Retribución a personas naturales por su asistencia a reuniones de órganos colegiados del sector público, tales como: juntas, comisiones y directorios. Incluye, las dietas a los funcionarios electos de los órganos legislativos nacional, estadal y municipal, cuando corresponda. **Excluye concejales municipales y personal de alto nivel.**
4.01.03.00.00 Primas **a empleados, obreros, personal militar y parlamentarios**	4.01.03.00.00 Primas
4.01.03.02.00 Primas de transporte a empleados Retribución adicional que se otorga a los empleados, para compensar gastos de transporte **en el ejercicio de sus funciones. Esta prima no debe pagarse durante el disfrute de vacaciones, permisos o reposos del titular.**	**4.01.03.02.00 Primas de transporte a empleados** Retribución adicional que se otorga a los empleados, para compensar gastos de transporte, **en los términos que lo establezca la máxima autoridad del órgano o ente del Sector Público.**
4.01.03.17.00 Primas de transporte a obreros Retribución adicional que se otorga al personal obrero para compensar gastos de transporte **en el ejercicio de sus funciones. Esta prima no debe cancelarse durante el disfrute de vacaciones, permisos o reposos del titular.**	**4.01.03.17.00 Primas de transporte a obreros** Retribución adicional que se otorga al personal obrero para compensar gastos de transporte, **en los términos que lo establezca la máxima autoridad del órgano o ente del Sector Público.**
4.01.04.06.00 Complemento a empleados por comisión de servicios Retribución que otorga el organismo por diferencial de sueldo a los empleados que ocupen cargos de nivel superior, encargados o en comisión de servicios dentro o fuera del organismo.	**4.01.04.06.00 Complemento a empleados por comisión de servicios** Retribución que otorga el organismo por diferencial de sueldo a los empleados que ocupen cargos de nivel superior, encargados o en comisión de servicios dentro o fuera del organismo.

Donde Dice:	Debe Decir:
	Las retribuciones adicionales que se otorguen a los empleados en comisión de servicios distintas al diferencial de sueldo, se imputan por las específicas correspondientes previstas en la partida 4.01.00.00.00 "Gastos de personal".
4.01.05.00.00 Aguinaldos, utilidades o bonificación legal, y bono vacacional **a empleados, obreros, contratados, personal militar y parlamentarios**	4.01.05.00.00 Aguinaldos, utilidades o bonificación legal, y bono vacacional
4.01.06.00.00 Aportes patronales y legales **por empleados, obreros, personal militar y parlamentarios**	4.01.06.00.00 Aportes patronales y legales
4.01.06.05.00 Aporte patronal al Fondo de Ahorro Habitacional por empleados Obligación legal por concepto de aporte patronal al **Fondo de Ahorro Habitacional** por empleados, de acuerdo a lo previsto en la **Ley de Política Habitacional**.	**4.01.06.05.00 Aporte patronal al Fondo de Ahorro Habitacional por empleados** Obligación legal por concepto de aporte patronal al **Fondo de Ahorro Obligatorio para la Vivienda** por empleados, de acuerdo a lo previsto en la **Ley del Régimen Prestacional de Vivienda y Hábitat.**
4.01.06.13.00 Aporte patronal al Fondo de Ahorro Habitacional por obreros Obligación legal por concepto de aporte patronal al **Fondo de Ahorro Habitacional** por obreros, de acuerdo a lo previsto en la **Ley de Política Habitacional.**	**4.01.06.13.00 Aporte patronal al Fondo de Ahorro Habitacional por obreros** Obligación legal por concepto de aporte patronal al **Fondo de Ahorro Obligatorio para la Vivienda** por obreros, de acuerdo a lo previsto en la **Ley del Régimen Prestacional de Vivienda y Hábitat**.
4.01.06.19.00 Aporte patronal al Fondo de Ahorro Habitacional por personal militar Obligación legal por concepto de aporte patronal al Fondo de Ahorro Habitacional por personal militar, de acuerdo a la Ley de Política Habitacional.	**4.01.06.19.00 Aporte patronal al Fondo de Ahorro Habitacional por personal militar** Obligación legal por concepto de aporte patronal al **Fondo de Ahorro Obligatorio para la Vivienda** por personal militar, de acuerdo a la **Ley del Régimen Prestacional de Vivienda y Hábitat**.

Donde Dice:	Debe Decir:
4.01.07.00.00 Asistencia socio-económica **a empleados, obreros, contratados, personal militar y parlamentarios**	4.01.07.00.00 Asistencia socio-económica
4.01.08.00.00 Prestaciones sociales e indemnizaciones **a empleados, obreros, contratados, personal militar y parlamentarios** Se corresponde con las previsiones para cancelar las prestaciones sociales, indemnizaciones, remuneraciones a restituir y demás beneficios derivados de la relación de trabajo por empleados, obreros, contratados y personal militar, así como los intereses, correspondientes al ejercicio económico - financiero. Se incluyen, cuando sea el caso, iguales conceptos para los funcionarios electos de los órganos legislativos nacional y estadal, cuando corresponda. Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo, excepto lo establecido en el artículo **668** de la Ley Orgánica del Trabajo, los cuales se imputarán y cancelarán con cargo al fondo de prestaciones sociales. Cuando corresponda a prestaciones sociales **generadas desde el 20 de junio de 1997** hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo". En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.	4.01.08.00.00 Prestaciones sociales e indemnizaciones Se corresponde con las previsiones para cancelar las prestaciones sociales, indemnizaciones, remuneraciones a restituir y demás beneficios derivados de la relación de trabajo por empleados, obreros, contratados y personal militar, así como los intereses, correspondientes al ejercicio económico - financiero. Se incluyen, cuando sea el caso, iguales conceptos para los funcionarios electos de los órganos legislativos nacional y estadal, cuando corresponda. Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo, excepto lo establecido en el artículo 659 de la Ley Orgánica del Trabajo, los cuales se imputarán y cancelarán con cargo al fondo de prestaciones sociales. Cuando corresponda a prestaciones sociales **adeudadas** hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo". En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.

Donde Dice:	Debe Decir:
4.01.08.01.00 Prestaciones sociales e indemnizaciones a empleados Previsión para atender los derechos exigibles de los empleados, con motivo y al término de la relación de empleo o de trabajo. Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los pagos por los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo, excepto lo establecido en el artículo **668** de la Ley Orgánica del Trabajo, los cuales se imputarán y cancelarán con cargo al fondo de prestaciones sociales. Cuando corresponda a prestaciones sociales **generadas desde el 20 de junio de 1997** hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo". En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.	**4.01.08.01.00 Prestaciones sociales e indemnizaciones a empleados** Previsión para atender los derechos exigibles de los empleados, con motivo y al término de la relación de empleo o de trabajo. Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los pagos por los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo, excepto lo establecido en el artículo **659** de la Ley Orgánica del Trabajo, los cuales se imputarán y cancelarán con cargo al fondo de prestaciones sociales. Cuando corresponda a prestaciones sociales **adeudadas** hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo". En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.
4.01.08.02.00 Prestaciones sociales e indemnizaciones a obreros Previsión para atender los derechos exigibles de los obreros, con motivo y al término de la relación de trabajo. Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los pagos por los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo, excepto lo establecido en el artículo **668** de la Ley Orgánica del Trabajo, los cuales se imputarán y cancelarán con cargo al fondo de prestaciones sociales.	**4.01.08.02.00 Prestaciones sociales e indemnizaciones a obreros** Previsión para atender los derechos exigibles de los obreros, con motivo y al término de la relación de trabajo. Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los pagos por los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo, excepto lo establecido en el artículo **659** de la Ley Orgánica del Trabajo, los cuales se imputarán y cancelarán con cargo al fondo de prestaciones sociales.

Donde Dice:	Debe Decir:
Cuando corresponda a prestaciones sociales **generadas desde el 20 de junio de 1997** hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo". En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.	Cuando corresponda a prestaciones sociales **adeudadas** hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo". En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.
4.01.08.06.00 Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular Previsión para atender los derechos exigibles de los altos funcionarios y altas funcionarias del poder público y de elección popular, con motivo y al término de la relación de empleo o de trabajo. Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los pagos por los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo, excepto lo establecido en el artículo **668** de la Ley Orgánica del Trabajo, los cuales se imputarán y cancelarán con cargo al fondo de prestaciones sociales. Cuando corresponda a prestaciones sociales **generadas desde el 20 de junio de 1997** hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo". En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.	**4.01.08.06.00 Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular** Previsión para atender los derechos exigibles de los altos funcionarios y altas funcionarias del poder público y de elección popular, con motivo y al término de la relación de empleo o de trabajo. Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los pagos por los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo, excepto lo establecido en el artículo **659** de la Ley Orgánica del Trabajo, los cuales se imputarán y cancelarán con cargo al fondo de prestaciones sociales. Cuando corresponda a prestaciones sociales **adeudadas** hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo". En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.

Donde Dice:	Debe Decir:
4.01.08.07.00 Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección Previsión para atender los derechos exigibles del personal de alto nivel y de dirección, con motivo y al término de la relación de empleo o de trabajo. Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los pagos por los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo, excepto lo establecido en el artículo **668** de la Ley Orgánica del Trabajo, los cuales se imputarán y cancelarán con cargo al fondo de prestaciones sociales. Cuando corresponda a prestaciones sociales **generadas desde el 20 de junio de 1997** hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo". En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.	**4.01.08.07.00 Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección** Previsión para atender los derechos exigibles del personal de alto nivel y de dirección, con motivo y al término de la relación de empleo o de trabajo. Los órganos ordenadores de pagos podrán utilizar esta genérica para imputar los pagos por los conceptos que las normas legales exigen cancelar a los trabajadores al término de su relación de trabajo, excepto lo establecido en el artículo **659** de la Ley Orgánica del Trabajo, los cuales se imputarán y cancelarán con cargo al fondo de prestaciones sociales. Cuando corresponda a prestaciones sociales **adeudadas** hasta el año anterior al presupuestado, se imputarán por la específica 4.11.11.05.00 "Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo". En lo que respecta a los entes descentralizados, igualmente imputarán por esta genérica la parte del año que se presupuesta, pagando lo concerniente a ejercicios anteriores por la cuenta de pasivo correspondiente.
4.03.14.00.00 Servicios de construcción de **edificios** para la venta Contempla los créditos para atender el pago de los servicios de construcción de **edificios** para la venta, contratados con terceros.	4.03.14.00.00 Servicios de construcción de **edificaciones** para la venta Contempla los créditos para atender el pago de los servicios de construcción de **edificaciones** para la venta, contratados con terceros.

Donde Dice:	Debe Decir:
4.03.14.01.00 Servicios de construcción de **edificios** para la venta Contempla los créditos para atender el pago de los servicios de construcción de **edificios** para la venta, contratados con terceros.	4.03.14.01.00 Servicios de construcción de **edificaciones** para la venta Contempla los créditos para atender el pago de los servicios de construcción de **edificaciones** para la venta, contratados con terceros.
4.03.15.02.00 Tasas y otros derechos obligatorios Comprende la asignación para atender los gastos destinados al pago de tasas y otros derechos obligatorios. No incluye los pagos por impuestos directos que se imputan por la específica 4.08.06.07.00. Tampoco contempla el impuesto al valor agregado generado por las adquisiciones de bienes y contrataciones de servicios, **el cual** se imputa por la **específica 4.03.18.01.00 "Impuesto al valor agregado".**	**4.03.15.02.00 Tasas y otros derechos obligatorios** Comprende la asignación para atender los gastos destinados al pago de tasas y otros derechos obligatorios. No incluye los pagos por impuestos directos que se imputan por la específica 4.08.06.07.00. Tampoco contempla **los pagos por impuestos indirectos** (impuesto al valor agregado, impuesto al lujo, entre otros) generados por las adquisiciones de bienes y contrataciones de servicios, **los cuales se imputan por la partida 4.03.18.00.00 "Impuesto indirectos".**
4.04.01.01.06 Repuestos mayores para equipos **de seguridad pública** Repuestos mayores que tiendan a aumentar sustancialmente el valor de los equipos **de seguridad pública**, o a prolongar perceptiblemente su vida útil.	4.04.01.01.06 Repuestos mayores para equipos y armamentos de orden público, seguridad y defensa Repuestos mayores que tiendan a aumentar sustancialmente el valor de los equipos **y armamentos de orden público, seguridad y defensa,** o a prolongar perceptiblemente su vida útil.
4.04.07.02.00 Equipos de enseñanza, deporte y recreación Bienes muebles destinados a fines didácticos, deportivos y recreativos, tales como: proyectores y demás medios audiovisuales, modelos anatómicos, pizarrones, pupitres, cátedras, equipos para gimnasia y parques recreativos, utilería y vestuario. Los televisores y **tocadiscos** se imputan por las específicas 4.04.05.00.00 y **4.04.07.06.00** "Equipos de comunicaciones y de señalamiento" **e "Instrumentos musicales"**, respectivamente.	**4.04.07.02.00 Equipos de enseñanza, deporte y recreación** Bienes muebles destinados a fines didácticos, deportivos y recreativos, tales como: proyectores y demás medios audiovisuales, modelos anatómicos, pizarrones, pupitres, cátedras, equipos para gimnasia y parques recreativos, utilería y vestuario. Los televisores y **cónsolas de sonidos** se imputan por las específicas 4.04.05.00.00 y **4.04.07.06.00** "Equipos de comunicaciones y de señalamiento" **e "Instrumentos musicales y equipos de audio"**, respectivamente.

Donde Dice:	Debe Decir:
4.04.07.06.00 Instrumentos musicales Bienes muebles, de carácter permanente, destinados a la interpretación **y reproducción** de música, como: piano, violín, órgano, entre otros, **y equipos de sonido.**	**4.04.07.06.00 Instrumentos musicales y equipos de audio** Bienes muebles, de carácter permanente, destinados a la interpretación de música: como: piano, violín, órgano, entre otros, **y a la reproducción de audio como: cónsolas de sonido, amplificadores, ecualizadores, mezcladores, cornetas, micrófonos, entre otros.**
4.04.15.00.00 <u>Construcciones del dominio privado</u> Gastos para atender durante el ejercicio, la construcción de **edificios** e infraestructura física del dominio privado durante el ejercicio.	**4.04.15.00.00 <u>Construcciones del dominio privado</u>** Gastos para atender durante el ejercicio, la construcción de **edificaciones** e infraestructura física del dominio privado durante el ejercicio.
4.04.15.01.00 Construcciones edificios médico-asistenciales Gastos por concepto de construcciones de **edificios** médico-asistenciales ejecutadas por administración indirecta.	**4.04.15.01.00 Construcciones edificaciones médico-asistenciales** Gastos por concepto de construcciones de **edificaciones** médico - asistenciales ejecutadas por administración indirecta.
4.04.15.02.00 Construcciones de edificios militares y de seguridad Gastos por concepto de construcción de **edificios** destinados al uso exclusivo de la Fuerza Armada Nacional y demás cuerpos de seguridad nacional, estadal y municipal. Las construcciones de uso militar y civil: hospitales, centros educativos, entre otros, se imputan por las correspondientes específicas.	**4.04.15.02.00 Construcciones de edificaciones militares y de seguridad** Gastos por concepto de construcción de **edificaciones** destinadas al uso exclusivo de la Fuerza Armada Nacional y demás cuerpos de seguridad nacional, estadal y municipal. Las construcciones de uso militar y civil: hospitales, centros educativos, entre otros, se imputan por las correspondientes específicas.
4.04.15.03.00 Construcciones de edificios educativos Gastos que se realizan para atender la construcción de **edificios** educativos de los diferentes niveles que conforman el sistema educativo venezolano.	**4.04.15.03.00 Construcciones de edificaciones educativas, religiosas y recreativas** Gastos que se realizan para atender la construcción de **edificaciones** educativas de los diferentes niveles que conforman el sistema educativo venezolano, **las edificaciones religiosas y las recreativas.**

Donde Dice:	Debe Decir:
4.04.15.04.00 Construcciones de edificios culturales Asignación para atender los gastos que se realizan para la construcción de **edificios** destinados a las actividades culturales del país. Se incluyen las construcciones de casas para tal fin.	**4.04.15.04.00 Construcciones de edificaciones culturales y deportivas** Asignación para atender los gastos que se realizan para la construcción de **edificaciones** destinadas a las actividades culturales **y deportivas** del país. Se incluyen las construcciones de casas para tal fin.
4.04.15.05.00 Construcciones de edificios para oficina Construcción de **edificios** que se emplean como sede del organismo y por tanto sirven de apoyo básico para su funcionamiento.	**4.04.15.05.00 Construcciones de edificaciones para oficina** Construcción de **edificaciones** que se emplean como sede del organismo y por tanto sirven de apoyo básico para su funcionamiento.
4.04.15.06.00 Construcciones de edificios industriales Asignación para atender los gastos de construcciones de **edificios** industriales que el sector público estime realizar como una forma de incentivar el desarrollo industrial del país.	**4.04.15.06.00 Construcciones de edificaciones industriales** Asignación para atender los gastos de construcciones de **edificaciones** industriales que el sector público estime realizar como una forma de incentivar el desarrollo industrial del país
4.07.01.01.01 Pensiones Constituyen las aportaciones que otorgan los organismos del sector público a sus extrabajadores y a los extrabajadores ajenos al organismo autorizados a cancelar, por concepto de pensiones por vejez, sobrevivencia y discapacidad, de conformidad con lo previsto en la normativa que la regula.	**4.07.01.01.01 Pensiones del personal empleado, obrero y militar** Constituyen las aportaciones que otorgan los organismos del sector público a sus extrabajadores y a los extrabajadores ajenos **a los mismo, que para el momento de asignarles las pensiones ocupaban cargos de empleado, obrero y personal militar** autorizados a cancelar, por concepto de pensiones por vejez, sobrevivencia y discapacidad, de conformidad con lo previsto en la normativa que la regula.
4.07.01.01.02 Jubilaciones Constituyen las aportaciones que otorgan los organismos del sector público a sus extrabajadores y a los extrabajadores ajenos **del organismo** autorizados a cancelar, por concepto de jubilaciones, en virtud de haber cumplido con el tiempo	**4.07.01.01.02 Jubilaciones del personal empleado, obrero y militar** Constituyen las aportaciones que otorgan los organismos del sector público a sus extrabajadores y a los extrabajadores ajenos **a los mismos, que para el momento de asignarles las jubilaciones ocupaban cargos de empleado, obrero y**

Donde Dice:	Debe Decir:
reglamentario para tal fin, de conformidad con lo previsto en la normativa que la regula.	**personal militar** autorizados a cancelar, por concepto de jubilaciones, en virtud de haber cumplido con el tiempo reglamentario para tal fin, de conformidad con lo previsto en la normativa que la regula.
4.07.01.01.09 Aguinaldos al personal pensionado Subvención que se otorga a pensionados del organismo y **a pensionados** ajenos al mismo autorizado a cancelar, por concepto de bonificación de fin año.	4.07.01.01.09 Aguinaldos al personal **empleado, obrero y militar** pensionado Subvención que se otorga a pensionados del organismo y los ajenos al mismo **que para el momento de asignarles las pensiones, ocupaban cargos de empleado, obrero y personal militar,** autorizado a cancelar, por concepto de bonificación de fin año.
4.07.01.01.10 Aportes a caja de ahorro del personal pensionado Contribución que realiza el organismo a la caja de ahorro de su personal pensionado y **de aquellos pensionados** ajenos al mismo autorizado a cancelar, como estímulo al ahorro. Igualmente se imputa por esta sub-específica, las contribuciones patronales a fondos de ahorro cualquiera sea su forma constitutiva.	4.07.01.01.10 Aportes a caja de ahorro del personal **empleado, obrero y militar** pensionado Contribución que realiza el organismo a la caja de ahorro de su personal pensionado y ajenos al mismo, **que para el momento de asignarle la pensión ocupaban cargos de empleado, obrero y personal militar,** autorizado a cancelar, como estímulo al ahorro. Igualmente se imputa por esta sub-específica, las contribuciones patronales a fondos de ahorro cualquiera sea su forma constitutiva.
4.07.01.01.11 Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado Subvención que el organismo acuerda, para financiar el seguro de vida, de accidentes personales, hospitalización, cirugía y maternidad (HCM) y gastos funerarios de los pensionados de dicho organismo y **de aquellos pensionados** ajenos al mismo autorizado a cancelar.	4.07.01.01.11 Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal **empleado, obrero y militar** pensionado Subvención que el organismo acuerda, para financiar el seguro de vida, de accidentes personales, hospitalización, cirugía y maternidad (HCM) y gastos funerarios de los pensionados de dicho organismo y ajenos al mismo, **que para el momento de asignarles las pensiones ocupaban cargos de empleado, obrero y personal militar** autorizado a cancelar.

Donde Dice:	Debe Decir:
4.07.01.01.12 Otras subvenciones socio-económicas del personal pensionado Subvenciones que realiza el organismo a su personal pensionado y **a los pensionados** ajenos al mismo autorizado a cancelar, para atender otros tipos de asistencias socio-económicas no contempladas en las sub-específicas anteriores, tales como: ayudas para la capacitación y adiestramiento, otorgamiento de becas, ayudas por matrimonio, por nacimiento, por hijos, por defunción, para la adquisición de medicinas, entre otras subvenciones.	**4.07.01.01.12 Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado** Subvenciones que realiza el organismo a su personal pensionado y a ajenos al mismo, **que para el momento de asignarle la pensión ocupaban cargos de empleados, obreros y personal militar,** autorizado a cancelar, para atender otros tipos de asistencias socio-económicas no contempladas en las sub-específicas anteriores, tales como: ayudas para la capacitación y adiestramiento, otorgamiento de becas, ayudas por matrimonio, por nacimiento, por hijos, por defunción, para la adquisición de medicinas, **juguetes, útiles y uniformes escolares, gastos de guardería, gastos de alimentación,** entre otras subvenciones.
4.07.01.01.13 Aguinaldos al personal jubilado Subvención que se otorga al personal jubilado del organismo y **de aquellos jubilados** ajenos al mismo autorizado a cancelar, por concepto de bonificación de fin de año.	4.07.01.01.13 Aguinaldos al personal **empleado, obrero y militar** jubilado Subvención que se otorga al personal jubilado del organismo y ajenos al mismo, **que para el momento de asignarle la jubilación ocupaban cargos de empleado, obrero y personal militar,** autorizado a cancelar, por concepto de bonificación de fin de año.
4.07.01.01.14 Aportes a caja de ahorro del personal jubilado Contribución que realiza el organismo a la caja de ahorro de su personal jubilado y de aquellos jubilados ajenos al mismo autorizado a cancelar, como estímulo al ahorro. Igualmente se imputa por esta sub-específica, las contribuciones patronales a fondos de ahorro cualquiera sea su forma constitutiva.	4.07.01.01.14 Aportes a caja de ahorro del personal **empleado, obrero y militar** jubilado Contribución que realiza el organismo a la caja de ahorro de su personal jubilado y ajeno al mismo, **que para el momento de asignarle la jubilación ocupaban cargos de empleado, obrero y personal militar,** autorizado a cancelar, como estímulo al ahorro. Igualmente se imputa por esta sub-específica, las contribuciones patronales a fondos de ahorro cualquiera sea su forma constitutiva.

Donde Dice:	Debe Decir:
4.07.01.01.15 Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado Subvención que el organismo acuerda, para financiar el seguro de vida, accidentes personales, hospitalización, cirugía y maternidad (HCM) y gastos funerarios del personal jubilado de **dicho organismo** y **de aquellos jubilados** ajenos al mismo autorizado a cancelar.	4.07.01.01.15 Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal **empleado, obrero y militar** jubilado Subvención que el organismo acuerda, para financiar el seguro de vida, accidentes personales, hospitalización, cirugía y maternidad (HCM) y gastos funerarios de su personal jubilado y los ajenos al mismo, **que para el momento de asignarle la jubilación ocupaban cargos de empleado, obrero y personal militar**, autorizado a cancelar.
4.07.01.01.16 Otras subvenciones socio - económicas del personal jubilado Subvenciones que realiza el organismo a su personal jubilado y **aquellos jubilados** ajenos al mismo autorizado a cancelar, para atender otros tipos de asistencias socio-económicas no contempladas en las sub-específicas anteriores, tales como: ayudas para la capacitación y adiestramiento, otorgamiento de becas, ayudas por matrimonio, por nacimiento, por hijos, por defunción, para la adquisición de medicinas, entre otras subvenciones.	**4.07.01.01.16 Otras subvenciones socio - económicas del personal empleado, obrero y militar jubilado** Subvenciones que realiza el organismo a su personal jubilado y los ajenos al mismo, **que para el momento de asignarle la jubilación ocupaban cargos de empleado, obrero y personal militar**, autorizado a cancelar, para atender otros tipos de asistencias socio-económicas no contempladas en las sub-específicas anteriores, tales como: ayudas para la capacitación y adiestramiento, otorgamiento de becas, ayudas por matrimonio, por nacimiento, por hijos, por defunción, para la adquisición de medicinas, **juguetes, útiles y uniformes escolares, gastos de alimentación, gastos de guarderías**, entre otras subvenciones.
4.07.01.02.01 Donaciones corrientes a personas Donativos o ayudas especiales en dinero o especie que **no** revisten carácter permanente, acordados a personas naturales. Además, se incluyen en esta sub-específica las subvenciones en dinero que acuerda el organismo para financiar la adquisición de trofeos, medallas y similares de sus trabajadores o personas **fuera del** organismo.	**4.07.01.02.01 Donaciones corrientes a personas** Donativos o ayudas especiales en dinero o especie que revistan **o no** carácter permanente, acordados a personas naturales. Además, se incluyen en esta sub-específica las subvenciones en dinero que acuerda el organismo para financiar la adquisición de trofeos, medallas y similares de sus trabajadores o personas **ajenas al** organismo.

Donde Dice:	Debe Decir:
	También se incluyen aquellos donativos o ayudas que el organismo otorga a sus trabajadores, diferentes a las asistencias socio-económicas señaladas en la 4.01.07.00.00.
4.07.01.03.10 Transferencias corrientes al Poder Estadal Aportaciones especiales que realizan los organismos del sector público a **las entidades federales**, para contribuir parcialmente, a que éstas atiendan sus gastos de funcionamiento y la prestación de servicios de carácter social. Incluye las transferencias que se otorgan **a las entidades federales** para el **servicio** de su deuda.	**4.07.01.03.10 Transferencias corrientes al Poder Estadal** Aportaciones especiales que realizan los organismos del sector público a **los estados y al Distrito Capital**, para contribuir parcialmente, a que éstas atiendan sus gastos de funcionamiento y la prestación de servicios de carácter social. Incluye las transferencias que se otorgan para el **pago** de su deuda.
4.07.01.03.11 Transferencias corrientes al Poder Municipal Aportaciones especiales que realizan los organismos del sector público a los municipios, para contribuir parcialmente, a que éstos atiendan sus gastos de funcionamiento y la prestación de servicios de carácter social. Incluye las transferencias que se otorgan a los municipios para el **servicio** de su deuda.	**4.07.01.03.11 Transferencias corrientes al Poder Municipal** Aportaciones especiales que realizan los organismos del sector público a los municipios **y otras formas de gobierno municipal,** para contribuir parcialmente, a que éstos atiendan sus gastos de funcionamiento y la prestación de servicios de carácter social. Incluye las transferencias que se otorgan a los municipios para el **pago** de su deuda. **Se incluye las aportaciones financieras que realizan el Distrito Capital y el Estado Miranda al Área Metropolitana de Caracas, de conformidad con lo dispuesto en la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas.**
4.07.01.04.08 Donaciones corrientes al Poder Estadal Donaciones en especie que efectúan los organismos del sector público a **las entidades federales**, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros que se donen al receptor.	**4.07.01.04.08 Donaciones corrientes al Poder Estadal** Donaciones en especie que efectúan los organismos del sector público a **los estados y al Distrito Capital,** que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros que se donen al receptor.

Donde Dice:	Debe Decir:
4.07.01.04.09 Donaciones corrientes al Poder Municipal Donaciones en especie que efectúan los organismos del sector público a los municipios, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros que se donen al receptor.	**4.07.01.04.09 Donaciones corrientes al Poder Municipal** Donaciones en especie que efectúan los organismos del sector público a los municipios **y otras formas de gobierno municipal,** que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros que se donen al receptor.
4.07.03.03.08 Transferencias de capital al Poder Estadal Aportaciones para gastos de capital que efectúan los organismos del sector público a **las entidades federales**, con el fin de proporcionar el financiamiento, total o parcial de la respectiva inversión real, en virtud de lo establecido en la Constitución de la República Bolivariana de Venezuela, leyes, normas o por políticas gubernamentales vigentes.	**4.07.03.03.08 Transferencias de capital al Poder Estadal** Aportaciones para gastos de capital que efectúan los organismos del sector público a **los estados y al Distrito Capital,** con el fin de proporcionar el financiamiento, total o parcial de la respectiva inversión real, en virtud de lo establecido en la Constitución de la República Bolivariana de Venezuela, leyes, normas o por políticas gubernamentales vigentes.
4.07.03.03.09 Transferencias de capital al Poder Municipal Aportaciones para gastos de capital que efectúan los organismos del sector público a los municipios, con el fin de proporcionar el financiamiento, total o parcial de la respectiva inversión real, en virtud de lo establecido en la Constitución de la República Bolivariana de Venezuela, leyes, normas o por políticas gubernamentales vigentes.	**4.07.03.03.09 Transferencias de capital al Poder Municipal** Aportaciones para gastos de capital que efectúan los organismos del sector público a los municipios **y otras formas de Gobierno Municipal,** con el fin de proporcionar el financiamiento, total o parcial de la respectiva inversión real, en virtud de lo establecido en la Constitución de la República Bolivariana de Venezuela, leyes, normas o por políticas gubernamentales vigentes. **Se incluye las aportaciones financieras que realizan el Distrito Capital y el Estado Miranda al Área Metropolitana de Caracas, de conformidad con lo dispuesto en la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas.**
4.07.03.04.08 Donaciones de capital al Poder Estadal Donaciones en especie que otorgan los organismos del sector público a **las entidades federales**, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros, que se donen al receptor, y que incrementan su patrimonio.	**4.07.03.04.08 Donaciones de capital al Poder Estadal** Donaciones en especie que otorgan los organismos del sector público a **los estados y al Distrito Capital,** que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros, que se donen al receptor, y que incrementan su patrimonio.

Donde Dice:	Debe Decir:
4.07.03.04.09 Donaciones de capital al Poder Municipal Donaciones en especie que otorgan los organismos del sector público a los municipios, que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros, que se donen al receptor, y que incrementan su patrimonio.	**4.07.03.04.09 Donaciones de capital al Poder Municipal** Donaciones en especie que otorgan los organismos del sector público a los municipios **y otras formas de gobierno municipal,** que no revisten carácter permanente. Se incluyen las adquisiciones de bienes y servicios contratadas con terceros, que se donen al receptor, y que incrementan su patrimonio.
4.07.05.00.00 <u>Situado</u> Aportaciones que realiza el Poder Nacional a **las entidades federales** y a los municipios; y por **las entidades federales** a los municipios, de conformidad con lo previsto en la Constitución de la República Bolivariana de Venezuela y demás leyes vigentes.	**4.07.05.00.00 <u>Situado</u>** Aportaciones que realiza el Poder Nacional a **los estados**, **al Distrito Capital** y a los municipios; y por **los estados y el Distrito Capital** a los municipios, de conformidad con lo previsto en la Constitución de la República Bolivariana de Venezuela y demás leyes vigentes.
4.07.05.01.02 Situado Municipal Aportaciones que realiza el Poder Nacional a los municipios **y al Área Metropolitana de Caracas**, de conformidad con lo previsto en la Constitución, en la Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público, en la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas y demás normas legales.	**4.07.05.01.02 Situado Municipal** Aportaciones que realiza el Poder Nacional a los municipios **y a otras formas de gobierno municipal**, de conformidad con lo previsto en la Constitución, en la Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público, en la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas y demás normas legales.
4.07.05.02.00 Situado Estadal a Municipal Aportaciones que realizan los estados a los municipios, de conformidad con lo previsto en la Constitución y en la Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público; así como en la Ley Orgánica de Régimen Municipal y demás normas legales. **Igualmente incluye las aportaciones que realizan los distritos a los municipios, de conformidad con la normativa legal vigente.**	**4.07.05.02.00 Situado Estadal a Municipal** Aportaciones que realizan los estados **y el Distrito Capital** a los municipios **y otras formas de gobierno municipal,** de conformidad con lo previsto en la Constitución y en la Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público; así como en la Ley Orgánica de Régimen Municipal y demás normas legales.

Donde Dice:	Debe Decir:
4.07.08.00.00 **<u>Asignaciones Económicas Especiales (LAEE)</u>** Aportaciones que efectúa el Poder Nacional a **las entidades federales**, y éstas a los municipios, de conformidad con la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.	**4.07.08.00.00** **<u>Asignaciones Económicas Especiales (LAEE)</u>** Aportaciones que efectúa el Poder Nacional a **los estados y el Distrito Capital**, y éstas a los municipios **y otras formas de gobierno municipal,** de conformidad con la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.
4.07.08.01.00 Asignaciones Económicas Especiales (LAEE) Estadal Aportaciones que efectúa el Poder Nacional a **las entidades federales**, de conformidad con la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.	**4.07.08.01.00 Asignaciones Económicas Especiales (LAEE) Estadal** Aportaciones que efectúa el Poder Nacional a **los estados y el Distrito Capital,** de conformidad con la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.
4.07.08.02.00 Asignaciones Económicas Especiales (LAEE) Estadal a Municipal Aportaciones que efectúan **las entidades federales** a los municipios, de conformidad con la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.	**4.07.08.02.00 Asignaciones Económicas Especiales (LAEE) Estadal a Municipal** Aportaciones que efectúan **los estados y el Distrito Capital** a los municipios **y otras formas de Gobierno Municipal,** de conformidad con la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.
4.07.09.00.00 **<u>Aportes a los Estados y Municipios por transferencia de servicios</u>** Aportaciones que efectúa el Poder Nacional a los Estados y Municipios, de conformidad con lo previsto en la Constitución y en la Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público.	**4.07.09.00.00** **<u>Aportes al Poder Estadal y al Poder Municipal por transferencia de servicios</u>** Aportaciones que efectúa el Poder Nacional a los estados, **Distrito Capital,** municipios **y otras formas de gobierno municipal**, de conformidad con lo previsto en la Constitución y en la Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público.
4.07.09.01.00 Aportes a los Estados por transferencia de servicios Aportaciones que efectúa el Poder Nacional a los Estados, de conformidad con lo previsto en la Constitución y en la Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público.	**4.07.09.01.00 Aportes al Poder Estadal por transferencia de servicios** Aportaciones que efectúa el Poder Nacional a los estados **y Distrito Capital,** de conformidad con lo previsto en la Constitución y en la Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público.

Donde Dice:	Debe Decir:
4.07.09.02.00 Aportes a los Municipios por transferencia de servicios Aportaciones que efectúa el Poder Nacional a los Municipios, de conformidad con lo previsto en la Constitución y en la Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público.	**4.07.09.02.00 Aportes al Poder Municipal por transferencia de servicios** Aportaciones que efectúa el Poder Nacional a los municipios **y otras formas de gobierno municipal**, de conformidad con lo previsto en la Constitución y en la Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público.
4.07.11.01.00 Fondo de Compensación Interterritorial Estadal Aportaciones que efectúa el Poder Nacional a los Estados para financiar las inversiones públicas, de conformidad con lo previsto en la Constitución de la República Bolivariana de Venezuela, en la Ley Orgánica que crea a dicho Fondo y su Reglamento.	**4.07.11.01.00 Fondo de Compensación Interterritorial Estadal** Aportaciones que efectúa el Poder Nacional a los estados **y el Distrito Capital** para financiar las inversiones públicas, de conformidad con lo previsto en la Constitución de la República Bolivariana de Venezuela, en la Ley Orgánica que crea a dicho Fondo y su Reglamento.
4.07.11.02.00 Fondo de Compensación Interterritorial Municipal Aportaciones que efectúa el Poder Nacional a los Municipios para financiar las inversiones públicas, de conformidad con lo previsto en la Constitución de la República Bolivariana de Venezuela, en la Ley Orgánica que crea a dicho Fondo y su Reglamento.	**4.07.11.02.00 Fondo de Compensación Interterritorial Municipal** Aportaciones que efectúa el Poder Nacional a los municipios **y otras formas de gobierno municipal** para financiar las inversiones públicas, de conformidad con lo previsto en la Constitución de la República Bolivariana de Venezuela, en la Ley Orgánica que crea a dicho Fondo y su Reglamento.
4.11.02.09.00 Disminución de retenciones laborales por pagar al Instituto Nacional de Cooperación Educativa (INCE) Aplicación financiera que surge por la variación entre el saldo final y el inicial de la cuenta Retenciones Laborales por Pagar al **Instituto Nacional de Cooperación Educativa (INCE),** cuando el saldo final es menor que el saldo inicial, en el período correspondiente. Esta cuenta representa el monto que al cierre del ejercicio adeuda la institución por concepto de cotizaciones al **INCE**, de conformidad con la Ley respectiva.	**4.11.02.09.00 Disminución de retenciones laborales por pagar al Instituto Nacional de Capacitación y Educación Socialista (Inces)** Aplicación financiera que surge por la variación entre el saldo final y el inicial de la cuenta Retenciones Laborales por Pagar al **Instituto Nacional de Capacitación y Educación Socialista (Inces),** cuando el saldo final es menor que el saldo inicial, en el período correspondiente. Esta cuenta representa el monto que al cierre del ejercicio adeuda la institución por concepto de cotizaciones al **Inces**, de conformidad con la Ley respectiva.

Donde Dice:	Debe Decir:
4.11.11.05.00 Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo Asignaciones destinadas a la cancelación de las obligaciones pendientes de pago, por prestaciones de antigüedad **a partir del 20 de junio de 1997**, originadas por la aplicación **del nuevo régimen** de la Ley Orgánica del Trabajo.	**4.11.11.05.00 Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo** Asignaciones destinadas a la cancelación de las obligaciones pendientes de pago, por prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo.

Notas:

1.- Las modificaciones realizadas al Clasificador Presupuestario de Recursos y Egresos, relacionadas con la apertura de nuevos códigos, son publicadas en Gaceta Oficial.

2.- Las modificaciones realizadas en las descripciones de los códigos es potestad de la Oficina Nacional de Presupuesto (Onapre).

INSTRUCTIVO N° 2

NORMAS PARA LA FORMULACION DEL PRESUPUESTO DE LOS ORGANOS DEL PODER NACIONAL

APROBACIÓN

El Jefe de la Oficina Nacional de Presupuesto, en Punto de Cuenta N° DGPPE – DPO – 002–2011 de fecha 26 de agosto de 2011 aprobó la información contenida en el Manual del Instructivo N° 2, **"NORMAS PARA LA FORMULACIÓN DEL PRESUPUESTO DE LOS ÓRGANOS DEL PODER NACIONAL"**, el cual contiene las normas y orientaciones que utilizarán los Órganos del Poder Público Nacional para la formulación de sus respectivos presupuestos, de acuerdo a la técnica de presupuesto por Proyecto y Acciones Centralizadas.

En consecuencia, a partir de la presente fecha entra en vigencia este manual; quedando bajo la responsabilidad de la Dirección de Planificación y Organización adscrita a la Dirección General de Planificación, Programación y Evaluación de la Onapre, la coordinación de las revisiones anuales necesarias, para mantener actualizada la información descrita en el presente documento.

Caracas, a los 26 días del mes de agosto de 2011

Alfredo R. Pardo Acosta
Jefe de la Oficina Nacional de Presupuesto

INDICE DE CONTENIDO

Página

PRESENTACIÓN

La Oficina Nacional de Presupuesto (Onapre), como ente rector del sistema presupuestario público en Venezuela, cumpliendo con lo establecido en la Ley Orgánica de la Administración Financiera del Sector Público (LOAFSP) en su artículo 21, numeral 7°, ha elaborado este documento, el cual contiene las instrucciones, normas y orientaciones que utilizarán los Órganos del Poder Público Nacional para la formulación de sus respectivos presupuestos, de acuerdo a la técnica de elaboración del presupuesto por Proyectos y Acciones Centralizadas.

A los fines de apoyar a los Órganos en la recolección, procesamiento y presentación de la información, la Oficina Nacional de Presupuesto ha desarrollado un sistema automatizado para la captura y la consolidación de la información presupuestaria denominado Sistema Presupuestario (SISPRE); el cual contribuye a que se disponga oportunamente de la información necesaria con todos sus detalles a nivel de la Estructura Presupuestaria de los órganos, facilitando la toma de decisiones y la realización de los ajustes correspondientes.

Cabe destacar, que el SISPRE permitirá a los Órganos asignar los créditos presupuestarios a nivel de su estructura presupuestaria (Proyecto y Acciones Centralizadas) y por fuente de financiamiento.

En tal sentido, los funcionarios de la Oficina Nacional de Presupuesto (Onapre), prestarán a los órganos la asistencia técnica debida y aclararán cualquier duda relacionada con la interpretación de las normas establecidas en este manual; así como en el manejo del sistema automatizado de Formulación Presupuestaria.

PARTE 1.- Aspectos Generales de la Formulación del Proyecto de Ley de Presupuesto

1.1. Objetivo y Alcance

1.2. Marco Legal

1.3. Directrices Generales

1.4. Normas para la Formulación del Presupuesto

1.5. Aspectos Conceptuales

1.6. Proceso a Seguir para la Generación de Información

1.7. Formatos de Salidas (Reportes del SISPRE)

1.8 Glosario

1.1 Objetivo y Alcance

Objetivo

Este instructivo tiene como objetivo establecer las normas y lineamientos que permitirán a los Órganos del Poder Nacional, formular su Proyecto de presupuesto bajo un enfoque metodológico uniforme.

Alcance

Este manual está dirigido a todos los funcionarios (as) involucrados (as) en las actividades asociadas al proceso de formulación del presupuesto de los Órganos del Poder Nacional.

1.2 Marco Legal

Con el fin de dar a conocer el ordenamiento jurídico por el cual se rige el proceso de formulación del presupuesto de los órganos del Poder Nacional, se mencionan a continuación los artículos más esenciales del ordenamiento jurídico vigente.

ORDENAMIENTO JURÍDICO	ARTÍCULOS
Constitución de la República Bolivariana de Venezuela	313
Ley Orgánica de la Administración Pública (LOAP). Gaceta Oficial N° 38.146 de fecha 25-03-2009 Gaceta Oficial Extraordinario N° 5.890 de fecha 31-07-2008	20 y 29
Ley Orgánica de la Administración Financiera del Sector Público. Gaceta Oficial N° 39.352 de fecha 22-01-2010	9, 10, 12, 30, 32, 35, 36, 37, 38 y 39.
Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario. Gaceta Oficial N° 5.781 Extraordinario de fecha 12-08-2005. Decreto N° 3776 de fecha 18-07-2005	2, 3, 4, 7, 8 (Numerales: 2, 8, 9), 9, 22, 23, 27, 30, 31, y 32
Ley Orgánica de Planificación Pública y Popular. Gaceta Oficial N° 6.011 de fecha 21-12-2010	44, 45, 52, 53 y 54
Decreto con Rango, Valor y Fuerza de Ley de Reforma Parcial de la Ley Orgánica de Creación de la Comisión Central de Planificación, publicado en la Gaceta Oficial N° 39.604 del 28 de enero de 2011. Decreto N° 8006 de fecha 18-01-2011	4, 5, 6, 10, 11, 12

1.3 Directrices Generales

El Presupuesto deberá responder a los criterios de disciplina, calidad, eficiencia, optimización y productividad del gasto y estará estrechamente vinculado a los lineamientos de la Comisión Central de Planificación.

Gastos de Personal

Se procurará que los gastos en materia de personal sean semejantes a los que deben ser ejecutados en el año, incorporando los ajustes de sueldos y salarios acordados en el año precedente. La incorporación de personal por necesidades de servicios, deberá ser cubierta mediante la reasignación de recursos de otras áreas de funcionamiento y a través de una utilización racional del recurso humano disponible.

El proyecto de presupuesto del órgano contendrá toda la información relativa a las Convenciones Colectivas y todo incremento en las escalas de sueldos y salarios deberá estar debidamente aprobados por el Ministerio del Poder Popular de Planificación y Finanzas y contar con las disponibilidades presupuestarias para su implementación.

Impuesto al Valor Agregado (IVA)

Se debe prever en el documento presupuestario, las erogaciones que se originen de la aplicación de la Ley de Impuesto al Valor Agregado

Asignaciones para Proyectos de Infraestructura

En materia de proyectos de infraestructura o construcción de obras, se debe garantizar la continuidad de aquellos se encuentran en ejecución y el mantenimiento de los existentes.

Gasto Suntuario

En materia de gasto suntuario, todos los órganos y entes de la Administración Pública Nacional deberán acatar lo establecido en la Gaceta Oficial N° 38.146 de fecha 25 de marzo de 2009. Decreto N° 6.649

Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007 – 2013:

Las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación definen de manera explícita los objetivos, estrategias y políticas, en los cuales deberán enmarcarse los proyectos de los órganos y de sus entes adscritos, durante el proceso de Formulación del Presupuesto.

1. Desarrollo de la Nueva Ética Socialista.

La Nueva Ética Socialista es la refundación ética y moral de la nación, que hunde sus raíces en la fusión de los valores y principios de lo más avanzado de las corrientes humanistas del socialismo y de la herencia histórica del pensamiento de Simón Bolívar. La Nueva Ética Socialista es la superación de la ética del capital para crear la conciencia revolucionaria bajo una nueva moral colectiva, que sólo puede ser alcanzada mediante la dialéctica de la lucha por la transformación material de la sociedad y el desarrollo de la espiritualidad.

2. Construcción de la Suprema Felicidad Social.

La Suprema Felicidad Social es la visión de largo plazo que tiene como punto de partida la construcción de una estructura social incluyente, formando una nueva sociedad de incluidos, un nuevo modelo social, productivo, socialista, humanista, endógeno, donde todos vivamos en similares condiciones rumbo a lo que decía Simón Bolívar: la suprema felicidad social.

3. Profundización de la Democracia Protagónica Revolucionaria.

Es la expresión genuina y auténtica de la verdadera democracia. Es la soberanía popular que se hace tangible en el ejercicio de la voluntad popular, donde los ciudadanos personificarán y ejercerán siempre los mecanismos sustantivos del poder político, el cual está siempre orientado al bienestar de todos. Los cambios deben estar orientados a la construcción de una comunidad, dejando de lado el individualismo y el egoísmo, en ese sentido el poder debe ser ejercido bajo el sustento moral y colectivo obligando que las acciones de sus asociados estén guiadas por la justicia y por principios de igualdad.

4. Establecimiento de un Modelo Productivo Socialista.

Es el nuevo modelo productivo social orientado hacia la eliminación de la división social del trabajo y su estructura jerárquica actual, que permita la satisfacción de necesidades básicas y no la producción y acumulación de riquezas. El modelo productivo responderá primordialmente a las necesidades humanas y estará menos subordinado a la reproducción de capitales. El Estado conservará el control total de las actividades productivas que sean de valor estratégico para el desarrollo del país y el desarrollo multilateral de las necesidades y capacidades productivas del individuo social.

5. Construcción de una Nueva Geopolítica Nacional.

Es una nueva organización socio territorial del Estado la cual se inscribe en un horizonte temporal de mediano y largo plazos, requiriéndose esfuerzos sostenidos y coherentes de gestión pública, planificación estratégica y movilización de actores políticos y fuerzas sociales con una visión geoestratégica compartida, en función de logar un nuevo sistema económico productivo, diversificado e integrado, tanto funcionalmente como territorialmente, así como la inclusión social bajo regímenes de producción social, cooperativos, asociativos y solidarios donde la participación protagónica y corresponsable asigne las nuevas relaciones de producción cuyos resultados sean acumulables y favorezcan la modificación de nuevos patrones de asentamiento.

6. Convertir a Venezuela en una Potencia Energética Mundial.

El acervo energético del país posibilita una estrategia que combina el uso soberano del recurso con la integración regional y mundial. El petróleo continuará siendo decisivo para la captación de recursos del exterior, la generación de inversiones productivas internas, la satisfacción de las propias necesidades de energía y la consolidación del Modelo Productivo Socialista.

7. Avanzar hacia la Nueva Etapa en la Geopolítica Internacional.

Es la estrategia de conducción multipolar de la política mundial, que se aplica mediante la diversificación de las relaciones políticas, económicas y culturales, para la creación de nuevos bloques de poder atendiendo las particularidades, de acuerdo al establecimiento de áreas de interés geoestratégicas. Contribuir a la construcción de un mundo multipolar y el surgimiento de nuevos polos de poder que representen el quiebre del imperialismo norteamericano, en la búsqueda de la justicia social, la solidaridad y las garantías de paz bajo la profundización del diálogo fraterno entre los pueblos, el respeto de las libertades de pensamiento, religión y autodeterminación de los pueblos.

1.4 Normas para la Formulación del Presupuesto

Se destacan a continuación los aspectos de carácter fundamental, que deberán tomar en cuenta los Órganos del Poder Nacional, en el momento de elaborar el Proyecto de Ley de Presupuesto.

a. Las reestructuraciones administrativas previstas, deberán programarlas, de tal forma que las mismas no impliquen incremento en las asignaciones presupuestarias. En todo caso, el órgano debe enviar a la Onapre la notificación de la aprobación de cada reestructuración que autorice el Ministerio del Poder Popular de Planificación y Finanzas.

b. Se debe solicitar a las empresas productoras de los servicios básicos, en especial las de electricidad, agua, teléfono y gas, las estimaciones de los precios y/o tarifas que estarán vigentes durante el año que se presupuesta, con base a las cuales determinarán el monto total de los créditos presupuestarios que destinarán al respecto en sus Proyectos de Presupuesto.

c. Se debe dar prioridad a la asignación de recursos para los proyectos ó acciones centralizadas de carácter social.

d. En materia de construcción de proyectos de inversión deben contemplarse los recursos necesarios para terminar los proyectos ya iniciados, así como los recursos para el mantenimiento y conservación de la infraestructura existente.

e. Los Órganos que realicen obras deberán registrar las mismas bajo la Estructura Presupuestaria de Proyectos, los estudios e inspecciones de obras deberán registrarse en las acciones específicas asociadas al proyecto.

f. Para la formulación, ejecución, control y evaluación del presupuesto se utilizará el Clasificador Presupuestario de Recursos y Egresos vigente para el ejercicio presupuestario que se presupuesta, elaborado por la Oficina Nacional de Presupuesto por mandato expreso de la vigente Ley.

g. Las solicitudes de recursos para subsidios, por parte de los Órganos, deben contener los objetivos bien definidos, el tipo de financiamiento y su respectivo monto.

h. Los funcionarios con responsabilidad presupuestaria en los Órganos, deben analizar cuidadosamente la información que suministren, velando que la misma sea completa y adecuada a la política presupuestaria señalada por el Gobierno Nacional.

i. Para el registro y transmisión de la data correspondiente al Proyecto de Presupuesto, los Órganos del Poder Nacional deberán utilizar la herramienta informática SISPRE, que la Oficina Nacional de Presupuesto ha puesto a su disposición.

j. Los créditos presupuestarios para Servicios Básicos deben ser asignados, en la medida de lo posible a las categorías presupuestaria que corresponda.

k. Los créditos presupuestarios han de ser imputados en la Unidad Ejecutora Local, responsable de la acción específica correspondiente.

l. Los créditos presupuestarios asociados con los gastos de los trabajadores; según su contratación colectiva, deben ser asignados al proyecto ó a la acción centralizada que corresponda.

m. Los créditos presupuestarios para atender las transferencias y donaciones deben ser asignados a la unidad ejecutora de la categoría presupuestaria donde son definidas, administradas y evaluadas.

n. Las imputaciones presupuestarias en las Acciones Centralizadas predeterminadas por la Oficina Nacional de Presupuesto, se encuentran restringidas en función de la naturaleza del gasto.

1.5 Aspectos Conceptuales

Presupuesto por Proyecto y Acciones Centralizadas.

La técnica de elaboración de Presupuesto por Proyectos y Acciones Centralizadas, se puso en práctica en Venezuela en el año 2006, como un esfuerzo sistemático para mejorar la asignación y distribución de los recursos públicos a los organismos nacionales; mejorar la vinculación del plan y el presupuesto y los procesos de seguimiento y evaluación de la gestión pública. Comprende dos categorías presupuestarias de máximo e igual nivel jerárquico, a saber: Proyecto y Acción Centralizada.

A. Proyecto Presupuestario

Es la expresión sistematizada de un conjunto delimitado de acciones y recursos que permiten, en un tiempo determinado, el logro de un resultado específico para el cual fue concebido el proyecto. Este resultado puede estar dirigido a satisfacer las necesidades y demandas de la población o mejorar los procesos y sistemas de trabajo de la institución o del sector público en su conjunto.

Es una categoría presupuestaria de mayor nivel en la asignación de los recursos financieros públicos.

– **Elementos que identifican a un Proyecto**

- **Objetivo Específico del Proyecto:**

Definen el propósito que se persigue con el proyecto, como consecuencia de su ejecución (transformación o mejora del problema ó la situación inicial)

- **Resultado del Proyecto:**

Es el producto, bien o servicio que se materializa con su ejecución.

- **Meta del Proyecto:**

Es la determinación cualitativa y cuantitativa del resultado (indicador) de lo que se espera obtener una vez finalizado el proyecto.

Cabe destacar que todo proyecto debe responder a un problema, necesidad o situación que se desea superar y a un diagnóstico o análisis de las causas que lo generan. Asimismo, debe tener sus indicadores de la situación actual del problema y de la situación objetiva que se pretende alcanzar. Además, se debe determinar las acciones específicas que permitan lograr las metas establecidas en el proyecto.

B. Acciones Centralizadas:

Comprenden todo uso de recursos reales y financieros que no es posible definir en términos de proyectos, por no poder asociarse directamente a un único proyecto, pero que son necesarios para garantizar el funcionamiento de las instituciones públicas, así como el cumplimiento de otros compromisos del estado.

Se constituye como una categoría presupuestaria al mismo nivel de los proyectos.

Tantos los proyectos como las acciones centralizadas se desagregan en categorías presupuestarias de menor nivel, denominadas Acciones Específicas.

C. Las Acciones Específicas en el Proyecto, son aquellas operaciones concretas, suficientes, medibles y cuantificables anualmente, necesarias para lograr el resultado global esperado del Proyecto. A su vez, cada acción específica concreta un determinado producto (bien o servicio), asociado a la naturaleza de la acción específica

D. Metas de las Acciones Específicas del Proyecto:

Es la determinación cualitativa y cuantitativa del bien ó servicio que se entrega con la ejecución de la acción.

E. Las Acciones Específicas en la Acción Centralizada, detallan las actividades que realiza la Institución en pro de su funcionamiento, así como el cumplimiento de otros compromisos del Estado.

Los créditos presupuestarios de las acciones específicas, suman a la categoría presupuestaria de mayor nivel a la cual están asociadas.

F. Tipos de Acciones Centralizadas:

1. Acción Centralizada: "Dirección y coordinación de los gastos de los trabajadores"

Son aquellas acciones que permiten la administración de los recursos asignados a los gastos de los trabajadores y trabajadoras, de conformidad con el ordenamiento jurídico vigente y las convenciones colectivas de trabajo.

- **Acción Específica:** "Asignación y control de los recursos para gastos de los trabajadores".

Ejecución de los créditos presupuestarios para sufragar los gastos de los trabajadores, de los órganos o entes de la administración pública.

Imputación Presupuestaria.

Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en las partidas 4.01 "Gastos de Personal", 4.03 "Servicios no Personales" en lo correspondiente al adiestramiento y el IVA. **(Ver anexo: Partidas Válidas por Acciones Específicas de las Acciones Centralizadas)**

2. Acción Centralizada: "Gestión administrativa".

Son aquellas acciones relacionadas con el funcionamiento institucional, excepto las que corresponden a la dirección y coordinación de los gastos de los trabajadores. Entre otras acciones, incluyen las transferencias a entes públicos no relacionadas con los proyectos, instituciones y personas naturales privadas y a organismos internacionales, en cumplimiento de los acuerdos suscritos.

- **Acción Específica:** "Apoyo institucional a las acciones específicas de los proyectos del ente".

Ejecución de los créditos presupuestarios para sufragar los gastos de funcionamiento conformados, entre otros, por la adquisición de bienes y servicios, apoyo jurídico, informático, organización y sistema, reclutamiento y selección de personal, registro y auditoria interna.

- **Acción Específica**: "Apoyo institucional al sector privado y al sector externo".

Aportes, donaciones y transferencias de recursos presupuestarios a personas jurídicas y naturales como asistencia económicas para sufragar sus gastos. Así como, las cumplir con las obligaciones con organismos internacionales.

– **Acción Específica:** "Apoyo institucional al sector público".

Aportes, donaciones y transferencias de recursos presupuestarios a los Entes descentralizados de la administración pública, para sufragar sus gastos de funcionamiento no vinculados a los proyectos del ente receptor del aporte.

Imputación Presupuestaria.

Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General, en las partidas 4.02 "Materiales, Suministros y Mercancías", y 4.03 "Servicios no Personales", 4.04 "Activos Reales", 405 "Activos Financieros", 4.07 "Transferencias y Donaciones", relacionando a los Entes o Instituciones receptoras, 411 "Disminución de Pasivos" y 412 "Disminución de Patrimonio" **(Ver anexo de Partidas Válidas por Acciones Especificas de las Acciones Centralizadas)**

3. Acción Centralizada: "Previsión y protección social".

Son aquellas acciones que permiten la administración de los recursos asignados a los gastos de los pensionados, pensionadas, jubilados y jubiladas, de conformidad con el ordenamiento jurídico vigente y las convenciones colectivas de trabajo.

- **Acción Específica:** "Asignación y control de los recursos para gastos de los pensionados, pensionadas, jubilados y jubiladas".

Ejecución de los créditos presupuestarios para sufragar los gastos de los pensionados, pensionadas, jubilados y jubiladas, adscritos a los órganos o entes de la Administración Pública.

Imputación Presupuestaria.

Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en las partidas 4.07. "Transferencias y Donaciones" **(Ver anexo de Partidas Válidas por Acciones Especificas de las Acciones Centralizadas)** y 4.03. "Servicios no Personales", por la especifica 4.03.18.01.00 "Impuesto al Valor Agregado" (IVA) a fin de atender el pago asociado al costo del Bono Alimentario.

4. Acción Centralizada: "Asignaciones predeterminadas".

Son aquellas que implican transferencias que deben realizar los órganos, de conformidad con la Constitución y el ordenamiento jurídico vigente.

- **Acción Específica:** "Asignación y control de los aportes constitucionales y legales"

Ejecución de los créditos presupuestarios para transferir los aportes constitucionales y legales. En el caso del aporte al Sistema de Justicia, debe considerarse que la inclusión y el financiamiento de las acciones de los Órganos involucrados, se discriminarán en cada una de las Acciones Centralizadas y Específicas señaladas en el presente documento, según corresponda.

Imputación presupuestaria.

Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en las partidas 4.07. "Transferencias y Donaciones". Se debe señalar la relación de los órganos y entes receptores.

<u>Responsable /Ejecutor</u>

Dependencia Administrativa señalada en la estructura presupuestaria.

<u>Responsable operativo</u>

Unidad ejecutora local y unidad administradora central o desconcentrada, señalada en la estructura financiera del presupuesto.

5. Acción Centralizada: "Dirección y coordinación del servicio de la deuda pública nacional".

Son aquellas que permiten la administración de los recursos asignados a la cancelación de la deuda pública, adquirida de acuerdo con la Ley Orgánica de la Administración Financiera del Sector Público; así como, lo correspondiente a la disminución de otros pasivos de conformidad con el ordenamiento jurídico vigente.

- **Acción Específica:** "Asignación y control de los recursos para el servicio de la deuda pública nacional"

Ejecución de los créditos presupuestarios para cancelar la deuda pública.

Imputación presupuestaria.

Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en las partidas 4.10. "Servicio de la Deuda Pública", 4.05 "Activos financieros" y 4.07 "Transferencias y Donaciones" y 4.11 "Disminución de Pasivos".

Responsable /Ejecutor

Dependencia Administrativa señalada en la estructura presupuestaria.

Responsable operativo

Unidad ejecutora local y unidad administradora central o desconcentrada, señalada en la estructura financiera del presupuesto.

6. Acciones Centralizadas "Otras"

Son todas aquellas acciones que responden al cumplimiento de la misión y atribuciones asignada en la Ley Orgánica de la Administración Pública Nacional y otras disposiciones legales, de manera que permitan apoyar las acciones específicas de los Proyectos u otras actividades que no estén previamente tipificados en las demás Acciones Centralizadas.

También podrán incluir las actividades o tareas relacionadas con la Defensa y Seguridad del Estado, cuyos gastos se contemplan en la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal.

- **Acciones Específicas** Las determinadas según el propósito de la Acción Centralizada.

Imputación Presupuestaria

Las que apliquen.

Responsable /Ejecutor

Dependencia Administrativa señalada en la estructura presupuestaria.

Actualmente se ha creado una nueva **Acción Centralizada** denominada "Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres" a la cual se le ha predeterminado el N° 0007

Su objetivo es la asignación y administración de los recursos para la protección integral a las familias y personas en caso de emergencias o desastres, de conformidad con la Ley Especial de Refugios Dignos para proteger a la población en caso de emergencias o desastres.

Al momento de crear una Acción Centralizada en la categoría "Otras" distinta a la anteriormente señalada, se le asignará un número distinto al N° 0007

- **Acción Específica:** "Asignación y control de los recursos para la atención de familias y personas en los refugios

Proteger a la población en caso de emergencias o desastres, mediante las construcciones temporales, habilitación acondicionamiento, organización, atención integral y gestión de los refugios en todo el territorio nacional.

NOTA: Ver Anexo N° 1 "Procedimiento y formulario para la "Solicitud de Creación de la Acción Centralizada Otras"

G. TIPOS DE PROYECTOS

1. Proyectos Sociales

Son aquellos cuyos recursos presupuestarios están asignados al logro de un mayor bienestar de la población, expresados a través de la implementación, ampliación y mejoramiento de las redes de acceso a los servicios de salud, asistencia social, seguridad social, educación, cultura, deportes, comunicación, ciencia y tecnología, entre otros.

Se excluyen en esta categoría los proyectos cuyos recursos sean asignados en 100% a Gastos de Capital o Capitalizables, aún cuando los mismos sean destinados al ámbito social.

2. Proyectos Sociales por Gastos de Capital

Son aquellos cuyos recursos presupuestarios están asignados a la adquisición, construcción, reparaciones o mantenimientos mayores de infraestructuras y equipos, que poseen una vida útil superior a un año y cuyo uso esté enmarcado en la prestación de los servicios de salud, asistencia social, seguridad social, educación, cultura, deporte, comunicación, ciencia y tecnología, entre otros. Se incluyen los recursos asignados para la adquisición de tierras, terrenos y activos intangibles; así como los gastos corrientes capitalizables.

Solo se incluyen en esta categoría los proyectos cuyos recursos sean asignados en 100% a Gastos de Capital o Capitalizables, aún cuando los mismos sean destinados al ámbito social. Los Proyectos Sociales que tengan componentes que puedan ser considerados en ambas categorías, se asociarán a la tipología de "Proyectos Sociales".

3. Otros Proyectos por Gastos de Capital

Son aquellos cuyos recursos presupuestarios están asignados a la adquisición, construcción, reparaciones o mantenimientos mayores de infraestructuras y equipos, que poseen una vida superior a un año, coadyuvando al logro de los resultados y metas del correspondiente proyecto. Se incluyen las ampliaciones, modificaciones, mantenimiento, reparaciones que prolonguen la vida útil de los bienes. También se incluyen los recursos asignados para la adquisición de tierras, terrenos y activos intangibles.

Se excluyen los recursos asignados para los Proyectos Sociales y para Proyectos de Inversión Militar.

4. Proyectos de Inversión Militar

Son aquellos cuyos recursos presupuestarios asignados a la adquisición, construcción, reparaciones o mantenimientos mayores de infraestructuras y equipos, que poseen una vida útil superior a un año y su uso es exclusivo del ámbito militar. Se incluyen los recursos asignados para la adquisición de tierras, terrenos y activos intangibles cuyo uso sea exclusivamente militar.

Se contemplan como Inversiones Militares las Construcciones, Conservaciones o Ampliaciones Mayores de los Fuertes Militares, entre otros, así como las compras de armamentos, y equipos mayores para los componentes de la Fuerza Armada Nacional.

5. Otros Proyectos

Son aquellos cuyos recursos presupuestarios están asignados al logro de los resultados y metas del correspondiente proyecto. Sean del ámbito productivo, dirección y coordinación superior del estado, entre otras.

Se excluyen en esta categoría los proyectos cuyos recursos sean asignados en 100% a Gastos de Capital o Capitalizables. Igualmente se excluyen, los recursos asignados para los Proyectos Sociales y para Proyectos de Inversión Militar.

1.6 Proceso a Seguir para la Generación de Información

Unidad Ejecutora Local

- Genera información a ser utilizada en el proceso de Formulación del Proyecto de Presupuesto.
- Envía la información solicitada al responsable de la acción específica.

Acción Específica

El responsable de la Acción Específica:

- Revisa, ajusta (de ser necesario), consolida y aprueba la información a ser utilizada en el proceso de Formulación del Proyecto de Presupuesto.
- Envía la información solicitada al responsable del Proyecto/Acción Centralizada

Proyecto/Acción Centralizada

El responsable del Proyecto/Acción Centralizada:

- Recibe, revisa y propone los ajustes correspondientes a la información recibida de la acción específica.
- Consolida la información pertinente, carga la información (o instruye la carga de la información) en el SISPRE y genera las salidas que le corresponde.
- Envía la información anterior a la unidad de presupuesto del órgano.

Unidad de Presupuesto del Órgano

El responsable de la unidad de presupuesto del órgano:

- Recibe, revisa y propone los ajustes correspondientes a la información recibida.
- Valida la información cargada en el SISPRE por los delegados de los proyectos o acciones centralizadas.
- Consolida la información pertinente y la presenta a las autoridades del órgano. Obtiene las firmas correspondientes en señal de conformidad.

- Envía la información del Módulo de Formulación Presupuestaria, a la Oficina Nacional de Presupuesto por medio de transferencia electrónica de datos vía Internet. Esta Información debe ser enviada debidamente impresa y firmada por la máxima autoridad del órgano o su delegado.

El nuevo Sistema de Formulación Presupuestaria esta basado en tecnología Web, es decir todos los datos serán enviados y recibidos vía Internet.

1.7 Formatos de Salida (Reportes del SISPRE)

A Nivel Institucional

Muestran la información presupuestaria que resulta de la consolidación o agregación de los datos de los proyectos que integran el presupuesto los Órganos. Los formularios que genera el sistema son los que se señalan a continuación:

- Asignado Vs Distribuido por Estructura Presupuestaria
- Clasificación del Personal por Escala de Sueldos y Salarios
- Clasificación del Personal por Estructura Presupuestaria
- Créditos Presupuestarios por Órganos
- Distribución del Gasto a Nivel de Acciones Centralizadas
- Distribución del Gasto a Nivel de Acciones Especificas por Acciones Centralizadas
- Distribución del Gasto a Nivel de Acciones Especificas por Proyectos
- Distribución del Gasto a Nivel de Proyectos
- Distribución del Gasto a Nivel del Organismo
- Distribución del Gasto a Nivel de Unidades Ejecutoras Locales
- Estructura Presupuestaria por Órgano
- Leyes Especiales de Endeudamiento por Fuente de Financiamiento
- Proyectos y Acciones Centralizadas del Órgano

- Recursos Humanos
- Resumen de Créditos Presupuestarios del Organismo
- Resumen de Créditos Presupuestarios por Proyectos
- Resumen de Créditos Presupuestarios por Acciones Centralizadas
- Resumen Institucional de Fuentes por Estructura Presupuestaria
- Resumen de Proyectos del Organismo (asignación presupuestaria)
- Resumen de Acciones Centralizadas del Organismo (asignación presupuestaria)
- Resumen de Créditos Presupuestarios por Unidad Ejecutora
- Resumen de Proyectos de Ejecución Multianual
- Subsidios a Nivel del Organismo
- Subsidios a Nivel de Acciones Centralizadas
- Subsidios a Nivel de Proyectos
- Transferencias a Órganos Externos a Nivel del Organismo
- Transferencias a Órganos Externos a Nivel de Acciones Centralizadas
- Transferencias a Órganos Externos a Nivel de Proyectos
- Transferencias al Sector Público a Nivel del Organismo
- Transferencias al Sector Público a Nivel de Acciones Centralizadas
- Transferencias al Sector Público a Nivel de Proyectos
- Unidades Organizacionales y Unidades Ejecutoras Locales

1.8 GLOSARIO

Este glosario tiene por finalidad definir los términos presupuestarios más usados en este instructivo de formulación presupuestaria.

Administración Pública: conjunto de órganos y entes que conforman el sector público: La República, Los Estados, El Distrito Metropolitano, Los Distritos, Los Municipios, Los Institutos Autónomos, Las Sociedades Mercantiles donde la República tenga participación igual o mayor al 50%, Las Fundaciones y asociaciones civiles y demás instituciones constituidas con fondos públicos o dirigidas por personas con competencia otorgada por el sector público.

Clasificador Internacional Industrial Uniforme (CIIU): es una norma de referencia elaborada por las Naciones Unidas, con la finalidad de uniformizar criterios de clasificación de todas las actividades económicas a nivel mundial. Las Actividades económicas se encuentran clasificadas en divisiones y éstas a su vez se ramifican en otras más detalladas.

Clasificador Presupuestario de Recursos y Egresos: se constituye en un clasificador de las asignaciones presupuestarias de los distintos conceptos de ingresos, gastos y operaciones financieras , así como el ordenamiento de los datos estadísticos mediante los cuales se resumen, consolidan y organizan las estadísticas presupuestarias con el fin de generar elementos de juicio para la planificación de las políticas económicas y presupuestarias, facilitar el análisis de los efectos económicos y sociales de las actividades del sector público y su impacto en la economía o en sectores particulares de la misma, y hacer posible la formulación y ejecución financiera del presupuesto.

Dentro de sus principales objetivos se encuentran: Identificar y registrar la totalidad de los flujos de origen y aplicación de los recursos financieros. Interrelacionar y presentar la información presupuestaria sobre bases homogéneas y confiables, facilitando la integración de los sistemas de administración financiera del Estado.

Entes Descentralizados Funcionalmente Sin Fines Empresariales: organismos del Gobierno que funcionan en forma descentralizada y tienen competencia especial en determinado ámbito jurisdiccional, producen bienes o servicios, generalmente de carácter indivisible, orientados al consumo colectivo, no destinados al mercado, y por tanto; no percibiendo por los mismos un precio o tarifa indemnizatorio de sus costos de producción.

Instituciones Públicas Financieras: entes descentralizados en los que el Estado posee 50% o más de participación accionaria o composición patrimonial: Desarrollan una actividad de intermediación financiera (captación de recursos, otorgamiento y recuperación de préstamos, financiamiento y programas especiales, etc), sea con carácter empresarial o no.

Ingresos Corrientes: Son los que provienen de los ingresos propios, ingresos tributarios y no tributarios y las transferencias recibidas para financiar gastos corrientes, sean ordinarios o extraordinarios.

Ingresos Ordinarios: "Son aquellos ingresos que se producen de manera permanente durante el correspondiente ejercicio económico financiero"; Según Gaceta Oficial N° 39.741 de fecha 23 de de agosto de 2011. Decreto N° 8.414.

Ingresos Extraordinarios: "Son aquellos ingresos producidos de manera eventual, aunque su vigencia comprenda varios ejercicios económicos financieros"; Según Gaceta Oficial N° 39.741 de fecha 23 de de agosto de 2011. Decreto N° 8.414.

Objetivo Estratégico: logros que el Ejecutivo (Nacional, Estadal o Municipal) se propone alcanzar en relación con el desarrollo del país, para atender en un tiempo determinado los problemas o demandas de la sociedad.

Objetivo: es un enunciado cualitativo de carácter general que da idea del resultado que se estima alcanzar en un período determinado.

Plan: documento de planificación pública que establece en forma sistemática y coherente las políticas, objetivos, estrategias y metas deseadas, en función de la visión estratégica, incorporando los proyectos, acciones y recursos que se aplicarán para alcanzar los fines establecidos. Ley Orgánica de Planificación Pública y Popular. Gaceta Oficial N° 6.011 Extraordinario, de fecha 21/12/2010.

Planificación: proceso de formulación de planes y proyectos con vista a su ejecución racional y sistemática, en el marco de un sistema orgánico nacional, que permita la coordinación, cooperación, seguimiento y evaluación de las acciones planificadas, de conformidad con el proyecto nacional plasmado en la Constitución de la República y en el Plan de Desarrollo Económico y Social de la Nación.

Planes Estratégicos: son aquellos formulados por los órganos y entes del Poder Público y las instancias del Poder Popular, en atención a los objetivos y metas sectoriales e institucionales que le correspondan de conformidad con el Plan de Desarrollo Económico y Social de la Nación.

Plan Estratégico Institucional: es el instrumento a través del cual cada órgano y ente del Poder Público establece los proyectos, objetivos, metas, acciones y recursos dirigidos a darle concreción a los lineamientos plasmados en el Plan de Desarrollo Económico y Social de la Nación, según las orientaciones y señalamientos de la máxima autoridad jerárquica de la Administración Pública Nacional, Estadal o Municipal, o de los Poderes Legislativos, Judicial, Electoral o Ciudadano al cual corresponda, actuando de conformidad con la Ley.

Plan de Desarrollo Económico y Social de la Nación: es el instrumento de planificación, mediante el cual se establecen las políticas, objetivos, medidas, metas y acciones dirigidas a darle concreción al proyecto nacional plasmado en la Constitución de la República, a través de la intervención planificada y coordinada de los órganos y entes del Poder Público e instancias del Poder Popular, actuando de conformidad con la misión institucional y competencias correspondientes.

Plan Operativo: son aquellos formulados por los órganos y entes del Poder Público y las instancias de participación popular, sujetos a la Ley Orgánica Planificación Pública y Popular, con la finalidad de concretar los proyectos, recursos, objetivos y metas trazados en los planes estratégicos. Dichos planes tendrán vigencia durante el ejercicio fiscal, para el cual fueron formulados.

Plan Operativo Anual Nacional: es aquel que integra los objetivos, metas, proyectos y acciones anuales formuladas por cada órgano y ente de la Administración Pública Nacional, a los fines de la concreción de los resultados y metas previstas en el Plan de Desarrollo Económico y Social de la Nación. El Plan Operativo Anual Nacional sirve de base y justificación para la obtención de los recursos a ser asignados a la Administración Pública Nacional en la Ley de Presupuesto del ejercicio fiscal al cual correspondan, de conformidad con las orientaciones financieras y de disciplina fiscal establecidas por el Ejecutivo Nacional y las disposiciones de la ley que rige sobre la Administración Financiera del Sector Público.

Política Presupuestaria: se refiere a aquellos aspectos económicos que trascienden la esfera interna del órgano como la satisfacción de las necesidades básicas de la sociedad; en virtud que la existencia de un Órgano se fundamenta en la contribución que hacen al logro de los objetivos de la colectividad. Como por ejemplo: La Política de Precios y Abastecimiento, la Política Educativa, entre otras.

Unidad Ejecutora Local: Unidad administrativa responsable en forma total o parcial de la gestión de las acciones específicas contenidas en los proyectos y acciones centralizadas. Por tanto, es una unidad administrativa responsable de combinar insumos en función de productos.

Unidad de Medida: Es la dimensión en la que se expresan las unidades del producto (bien o servicio) asociada a las acciones específicas de un proyecto, o los resultados (impactos) del proyecto, sobre el problema o necesidad que intenta resolver o satisfacer.

Último Año Estimado: Comprende el presupuesto ejecutado a la fecha en que se registra el dato y la programación del período restante, contenida en el último presupuesto aprobado.

PARTE 2: Anexos

N° DENOMINACIÓN

1. **Procedimiento:** Solicitud de Creación de la Acción Centralizada "Otras"
   Formulario: Solicitud de Creación de la Acción Centralizada "Otras"

2. **Procedimiento:** Solicitud de inclusión de Unidad de Medida en el Sistema Nueva Etapa y en el Sistema de Presupuesto, para Proyectos y Acciones Específicas.

   Formulario: Solicitud de inclusión de Unidad de Medida para proyectos en el Sistemas Nueva Etapa y en el Sistema de Presupuesto

   Formulario: Solicitud de inclusión de Unidad de Medida para Acciones Específicas en el Sistemas Nueva Etapa y en el Sistema de Presupuesto

3 .**Partidas Válidas por Acciones Específicas de las Acciones Centralizadas**

4. **Manual de Referencia del Sistema de Formulación Presupuestaria SISPRE**

ANEXO N° 1

Procedimiento: Solicitud de Creación de la Acción Centralizada "Otras"

Formulario: Solicitud de Creación de la Acción Centralizada "Otras"

Procedimiento: Solicitud de Creación de la Acción Centralizada "Otras"

Objetivo:

Apoyar las acciones específicas de los Proyectos u otras actividades que no estén previamente tipificadas en las demás Acciones Centralizadas.

Formulario a Utilizar:

Solicitud de Creación de la Acción Centralizada "Otras"

Norma:

Los Órganos que hayan creado Acciones Centralizadas en el marco de la categoría "Otras" y requieran nuevamente su utilización en el ejercicio presupuestario que se formula, deberán notificar a la unidad o Dirección de la Onapre responsable de la gestión del presupuesto del Órgano.

DESCRIPCIÓN DEL PROCEDIMIENTO

Si durante el proceso de formulación presupuestaria el Órgano estima pertinente la creación de una Acción Centralizada, en el marco de la categoría "Otras", deberá ceñirse al siguiente procedimiento:

RESPONSABLE	PASOS	ACCIÓN
Órgano	1	Solicita a la Oficina Nacional de Presupuesto (Onapre) autorización a través de un oficio firmado por la máxima autoridad del Órgano. Dicho oficio debe estar acompañado de un informe, contentivo de los motivos que justifican la creación de la Acción Centralizada "Otras". Asimismo, le anexa el formulario **"Solicitud de Creación de la Acción Centralizada Otras"**

RESPONSABLE	PASOS	ACCIÓN
Oficina Nacional de presupuesto	2	Recibe y analiza la documentación anterior: - Oficio - Informe - Formulario **"Solicitud de Creación de la Acción Centralizada Otras"**
	3	De aprobarse el uso de la creación de la Acción Centralizada solicitada, el responsable de la gestión del Presupuesto del Órgano en la Onapre, le informará oportunamente al Órgano la decisión al respecto e internamente a la Dirección de Informática para que aperture en el Sistema SISPRE la Acción Centralizada "Otras" que fue aprobada.
	4	De no aprobarse la creación de la Acción Centralizada "Otras", el responsable de la gestión del Presupuesto del Órgano en la Onapre, le informará oportunamente al Órgano la decisión adoptada.

Formulario: Solicitud de Creación de la Acción Centralizada "Otras"

A. Objetivo

Disponer de toda la información y datos básicos necesarios para el análisis y consideración de las solicitudes cursada por los Órganos en relación a la Acción Centralizada "Otras" , en caso de ser requerida durante el proceso de formulación presupuestaria, habida cuenta que la creación de esta categoría presupuestaria estará sujeta a la autorización de la Oficina Nacional de Presupuesto

B. Instrucciones

CAMPOS	DESCRIPCIÓN
1	Indique el código presupuestario y la denominación del Órgano solicitante de la Acción Centralizada, dentro de la categoría presupuestaria "Otras".
2	Señale el código y la denominación de la Acción Centralizada solicitada
3	Señale el número de oficio con el cual se realizo la solicitud de creación de la Acción Centralizada "Otras" y su respectiva fecha de emisión
4 y 5	Indique el ejecutor y el responsable de la Acción Centralizada solicitada
6	Indique el año del ejercicio presupuestario en el que tendrá vigencia la Acción Centralizada solicitada.
7	Señale el monto en bolívares que se estima asignar para la Acción Centralizada solicitada
8	Indique la denominación de la fuente de financiamiento mediante el

CAMPOS	DESCRIPCIÓN
	cual se estima cubrir en el presupuesto la Acción Centralizada solicitada
9	Haga una descripción del objetivo o propósito de la Acción Centralizada solicitada
10	Identifique cada una de Acciones Específicas necesarias para alcanzar los propósitos de la Acción Centralizada por crear y especifique: Código, Denominación, Ejecutor y la Unidad Ejecutora local
11	Registre las firmas de los responsable de la Acción Centralizada y de su Acción Específica respectiva, así como el de la máxima autoridad del órgano
12	Registre las firmas de los Directores responsables que en la Onapre autorizan y aprueban la apertura de la Acción Centralizada para el órgano que en cuestión hace la solicitud.

SOLICITUD DE CREACIÓN DE LA ACCIÓN CENTRALIZADA "OTRAS"

1.- Código Presupuestario-Denominación del Órgano Solicitante:				
2.- Código y Denominación de la Acción Centralizada :(El código es atributo de la Onapre)			3.- Oficio de Solicitud:	
4.- Ejecutor:	5.- Responsable:		6.- Período de Formulación Presupuestaria:	
7.- Monto Asignado en el Presupuesto (En Bolívares):			8.- Fuente de Financiamiento:	
9.- Descripción del Objetivo de la Acción Centralizada Solicitada:				
10.- Acción(es) Específica(s)				
Código:(Atributo de la Onapre)	Denominación:		Ejecutor:	Unidad(es) Ejecutora(s) Local(es):
Código:(Atributo de la Onapre)	Denominación:		Ejecutor:	Unidad(es) Ejecutora(s) Local(es):
Código:(Atributo de la Onapre)	Denominación:		Ejecutor:	Unidad(es) Ejecutora(s) Local(es):
11.- Firmas Responsables del Órgano			12.- Firmas Responsables Oficina Nacional de Presupuesto	
Responsable(s) de la(s) Acción(es) Específica(s)	Responsable de la Acción Centralizada	Máxima Autoridad	Director	Director General

ELABORADO POR: Dirección de Planificación y Organización

ANEXO N° 2

Procedimiento: Solicitud de inclusión de Unidad de Medida en el Sistema Nueva Etapa y en el Sistema de Presupuesto, para Proyectos y Acciones Específicas.

Formulario: Solicitud de inclusión de Unidad de Medida para proyectos en el Sistemas Nueva Etapa y en el Sistema de Presupuesto

Formulario: Solicitud de inclusión de Unidad de Medida para Acciones Específicas en el Sistemas Nueva Etapa y en el Sistema de Presupuesto

Procedimiento: Solicitud de inclusión de Unidad de Medida en el Sistema Nueva Etapa y en el Sistema de Presupuesto, para Proyectos ó Acciones Específicas.

Objetivo:

Mejorar la medición de los bienes o servicios asociados a las acciones específicas de los proyectos o del resultado final que se espera alcanzar una vez que este se haya concluido.

Formulario a Utilizar:

- Solicitud de inclusión de Unidad de Medida para proyectos en el Sistemas Nueva Etapa y en el Sistema de Presupuesto
- Solicitud de inclusión de Unidad de Medida para Acciones Específicas en el Sistemas Nueva Etapa y en el Sistema de Presupuesto

Normas

- Las solicitudes de inclusión de nuevas unidades de medida en los sistemas "Nueva Etapa" y "Sistema de Presupuesto", deberán ser presentadas por los Órganos y los entes a través de éste, a la Coordinación del POAN, del Ministerio del Poder Popular de Planificación y Finanzas, a fin de mejorar el diseño de los proyectos y acciones específicas contenidos en el Pan Operativo Anual Nacional (POAN), el Plan Estratégico Institucional y la Ley de Presupuesto. (Ver Anexo N° 2 Procedimiento y Formulario "Solicitud de Inclusión de Nuevas Unidades de Medidas en el Sistema "Nueva Etapa" y en el "Sistema de Presupuesto", tanto para proyecto como para acciones específicas).
- La fecha tope para la recepción de las solicitudes de nuevas unidades de medida durante el proceso de formulación presupuestaria, será comunicada oportunamente por la Coordinación del POAN y Oficina Nacional de Presupuesto (Onapre), y durante la ejecución presupuestaria, sólo tendrán cabida las solicitudes que se refieran a proyectos nuevos, no incluidos en el presupuesto original, y cuenten con la aprobación de las instancias correspondientes.

DESCRIPCIÓN DEL PROCEDIMIENTO

Si durante el proceso de formulación presupuestaria, el Órgano estima pertinente la inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" y en el "Sistema de Presupuesto"; tanto para proyectos como para las acciones específicas, deberá ceñirse al siguiente procedimiento:

RESPONSABLE	PASOS	ACCIÓN
Órgano	1	Solicita autorización a la Coordinación del POAN del Ministerio del Poder Popular de Planificación y Finanzas para la inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" para Proyectos ó Acciones Específicas, a través de un oficio firmado por la máxima autoridad del órgano, contentivo de los motivos que justifican la solicitud, adjuntar al mismo el Formulario "Solicitud de inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" y en el "Sistema de Presupuesto", bien sea para Proyectos ó Acciones Específicas.
Coordinación del POAN del Ministerio del Poder Popular de Planificación y Finanzas	2	Recibe y analiza la documentación anterior: - Oficio - Formularios **"Inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" y en el "Sistema de Presupuesto", para Proyectos ó Acciones Específicas** - Envía dichos recaudos a la Onapre con su opinión al respecto.

RESPONSABLE	PASOS	ACCIÓN
Oficina Nacional de Presupuesto (Onapre)	3	Recibe y analiza Oficio y Formularios **"Inclusión de Nuevas Unidades de Medidas en el Sistemas Nueva Etapa y en el Sistema de Presupuesto, para Proyectos ó Acciones Específicas".**
Oficina Nacional de Presupuesto (Onapre)	4	Informa a la Coordinación del POAN los resultados del análisis efectuado a la solicitud.
Coordinación del POAN del Ministerio del Poder Popular de Planificación y Finanzas	5	Informa al Órgano correspondiente, los resultados del análisis efectuado tanto por la Coordinación del POAN como por parte de la Onapre.
Coordinación del POAN del Ministerio del Poder Popular de Planificación Y Onapre	6	Proceden a incorporar las nuevas unidades de medidas aprobadas en el **Sistemas Nueva Etapa y en el Sistema de Presupuesto.**

FORMULARIO: "SOLICITUD DE INCLUSIÓN DE UNIDAD DE MEDIDA PARA PROYECTOS EN EL SISTEMA NUEVA ETAPA (SNE) Y EN EL SISTEMA PRESUPUESTO"

Instrucciones para el registro de la Información:

CAMPOS	DESCRIPCIÓN
1	Indique el nombre del órgano/ente.
2	Indique la fecha de la solicitud.
3	Si el proyecto es nuevo marque con una "X".
4	Indique el código del Proyecto tal como aparece en el Sistema Nueva Etapa (SNE).
5	Indique el nombre del Proyecto tal como aparece en el Sistema Nueva Etapa (SNE).
6	Describa el Objetivo Específico del Proyecto.
7	Indique el nombre de la Unidad de Medida (UM) solicitada
8	Describa la justificación de la Unidad de Medida (UM) solicitada

SOLICITUD DE INCLUSIÓN DE UNIDAD DE MEDIDA PARA PROYECTOS EN EL SISTEMA NUEVA ETAPA (SNE) Y EN EL SISTEMA PRESUPUESTO (SISPRE)

NOMBRE DEL ÓRGANO / ENTE (1):

FECHA DE SOLICITUD (2):

PROYECTO NUEVO (3) ☐

Código del Proyecto en SNE (4)	Nombre del Proyecto (5)	Objetivo Específico del Proyecto (6)	Nombre de Unidad de Medida (UM) Solicitada (7)	Justificación de la Solicitud de UM (8)

SISPRE:Sistema de Presupuesto
SNE: Sistema Nueva Etapa
UM: Unidad de Medida

FORMULARIO: "SOLICITUD DE INCLUSION DE UNIDAD DE MEDIDA PARA ACCIONES ESPECIFICAS EN EL SISTEMA NUEVA ETAPA (SNE) Y EL SISTEMA DE PRESUPUESTO (SISPRE)

Instrucciones para el registro de la Información:

CAMPOS	DESCRIPCIÓN
1	Indique el nombre del órgano/ente.
2	Indique la fecha de la solicitud.
3	Indique el código del Proyecto tal como aparece en el Sistema Nueva Etapa (SNE).
4	Indique el nombre del Proyecto tal como aparece en el Sistema Nueva Etapa (SNE).
5	Indique el código de la Acción Específica tal como aparece en el Sistema Nueva Etapa (SNE).
6	Indique el nombre de la Acción Específica (AE).
7	Indique el nombre del bien o servicio de la Acción Específica (AE).
8	Nombre de la Unidad de Medida (UM) solicitada.
9	Describa la justificación de la Unidad de Medida (UM) solicitada

Gobierno Bolivariano de Venezuela | Ministerio del Poder Popular de Planificación y Finanzas | Oficina Nacional de Presupuesto

SOLICITUD DE INCLUSIÓN DE UNIDAD DE MEDIDA PARA ACCIONES ESPECÍFICAS EN EL SISTEMA NUEVA ETAPA (SNE) Y EL SISTEMA DE PRESUPUESTO (SISPRE)

NOMBRE DEL ÓRGANO /ENTE (1):

FECHA DE SOLICITUD (2):

CÓDIGO DEL PROYECTO (3):

NOMBRE DEL PROYECTO (4):

Código de la Acción Específica en SNE (5)	Nombre de la Acción Específica (AE) (6)	Nombre del bien o servicio de la AE (7)	Nombre de Unidad de Medida (UM) Solicitada (8)	Justificación de la solicitud de UM (9)

SNE: Sistema Nueva Etapa
AE: Acción Específica
UM: Unidad de Medida

ANEXO N° 3

Partidas Válidas por Acciones Específicas de las Acciones Centralizadas

Partidas por Acciones Centralizadas

	Acción Centralizada		Acción Específica	Partida	Denominación
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.01.01.00	Sueldos básicos personal fijo a tiempo completo
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.01.02.00	Sueldos básicos personal fijo a tiempo parcial
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.01.03.00	Suplencias a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.01.08.00	Sueldo al personal en trámite de nombramiento
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.01.09.00	Remuneraciones al personal en período de disponibilidad
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.01.10.00	Salarios a obreros en puestos permanentes a tiempo completo
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.01.11.00	Salarios a obreros en puestos permanentes a tiempo parcial
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.01.12.00	Salarios a obreros en puestos no permanentes
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.01.13.00	Suplencias a obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.01.18.00	Remuneraciones al personal contratado
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.01.19.00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.01.20.00	Sueldo del personal militar profesional
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.01.21.00	Sueldo o ración del personal militar no profesional
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.01.22.00	Sueldo del personal militar de reserva
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.01.29.00	Dietas
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.01.30.00	Retribución al personal de reserva
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.01.99.00	Otras retribuciones
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.02.01.00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.02.02.00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.02.03.00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.02.04.00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo parcial
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.02.05.00	Compensaciones previstas en las escalas de sueldos al personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.01.00	Primas por mérito a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.02.00	Primas de transporte a empleados

Partidas por Acciones Centralizadas

	Acción Centralizada		Acción Específica	Partida	Denominación
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.03.00	Primas por hogar a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.04.00	Primas por hijos a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.05.00	Primas por alquileres a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.06.00	Primas por residencia a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.07.00	Primas por categoría de escuelas a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.08.00	Primas de profesionalización a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.09.00	Primas por antigüedad a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.10.00	Primas por jerarquía o responsabilidad en el cargo
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.11.00	Primas al personal en servicio en el exterior
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.16.00	Primas por mérito a obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.17.00	Primas de transporte a obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.18.00	Primas por hogar a obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.19.00	Primas por hijos de obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.20.00	Primas por residencia a obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.21.00	Primas por antigüedad a obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.22.00	Primas de profesionalización a obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.26.00	Primas por hijos al personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.27.00	Primas de profesionalización al personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.28.00	Primas por antigüedad al personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.29.00	Primas por potencial de ascenso al personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.30.00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.31.00	Primas por riesgo al personal militar y de seguridad
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.97.00	Otras primas a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.98.00	Otras primas a obreros

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.03.99.00	Otras primas al personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.01.00	Complemento a empleados por horas extraordinarias o por sobre tiempo
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.02.00	Complemento a empleados por trabajo nocturno
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.03.00	Complemento a empleados por gastos de alimentación
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.04.00	Complemento a empleados por gastos de transporte
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.05.00	Complemento a empleados por gastos de representación
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.06.00	Complemento a empleados por comisión de servicios
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.07.00	Bonificación a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.08.00	Bono compensatorio de alimentación a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.09.00	Bono compensatorio de transporte a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.14.00	Complemento a obreros por horas extraordinarias o por sobre tiempo
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.15.00	Complemento a obreros por trabajo o jornada nocturna
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.16.00	Complemento a obreros por gastos de alimentación
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.17.00	Complemento a obreros por gastos de transporte
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.18.00	Bono compensatorio de alimentación a obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.19.00	Bono compensatorio de transporte a obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.24.00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.25.00	Complemento al personal contratado por gastos de alimentación
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.26.00	Bono compensatorio de alimentación al personal contratado
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.27.00	Bono compensatorio de transporte al personal contratado
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.32.00	Complemento al personal militar por gastos de alimentación
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.33.00	Complemento al personal militar por gastos de transporte
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.34.00	Complemento al personal militar en el exterior
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.35.00	Bono compensatorio de alimentación al personal militar

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.96.00	Otros complementos a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.97.00	Otros complementos a obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.98.00	Otros complementos al personal contratado
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.04.99.00	Otros complementos al personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.05.01.00	Aguinaldos a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.05.02.00	Utilidades legales y convencionales a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.05.03.00	Bono vacacional a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.05.04.00	Aguinaldos a obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.05.05.00	Utilidades legales y convencionales a obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.05.06.00	Bono vacacional a obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.05.07.00	Aguinaldos al personal contratado
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.05.08.00	Bono vacacional al personal contratado
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.05.09.00	Aguinaldos al personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.05.10.00	Bono vacacional al personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.06.01.00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.06.02.00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.06.03.00	Aporte patronal al Fondo de Jubilaciones por empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.06.04.00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.06.05.00	Aporte patronal al Fondo de Ahorro Habitacional por empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.06.10.00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.06.11.00	Aporte patronal al Fondo de Jubilaciones por obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.06.12.00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.06.13.00	Aporte patronal al Fondo de Ahorro Habitacional por obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.06.18.00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.06.19.00	Aporte patronal al Fondo de Ahorro Habitacional por personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.06.96.00	Otros aportes legales por empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.06.97.00	Otros aportes legales por obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.06.98.00	Otros aportes legales por personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.01.00	Capacitación y adiestramiento a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.02.00	Becas a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.03.00	Ayudas por matrimonio a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.04.00	Ayudas por nacimiento de hijos a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.05.00	Ayudas por defunción a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.06.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.07.00	Aporte patronal a cajas de ahorro por empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.08.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.09.00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.10.00	Dotación de uniformes a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.11.00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.12.00	Aportes para la adquisición de juguetes para los hijos del personal empleado
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.17.00	Capacitación y adiestramiento a obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.18.00	Becas a obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.19.00	Ayudas por matrimonio de obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.20.00	Ayudas por nacimiento de hijos de obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.21.00	Ayudas por defunción a obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.22.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.23.00	Aporte patronal a cajas de ahorro por obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.24.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.25.00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.26.00	Dotación de uniformes a obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.27.00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.28.00	Aportes para la adquisición de juguetes para los hijos del personal obrero
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.33.00	Asistencia socio-económica al personal contratado
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.34.00	Capacitación y adiestramiento al personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.35.00	Becas al personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.36.00	Ayudas por matrimonio al personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.37.00	Ayudas por nacimiento de hijos al personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.38.00	Ayudas por defunción al personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.39.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal milit
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.40.00	Aporte patronal a caja de ahorro por personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.41.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.42.00	Ayudas al personal militar para adquisición de uniformes y útiles escolares de sus hijos
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.43.00	Aportes para la adquisición de juguetes para los hijos del personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.96.00	Otras subvenciones a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.97.00	Otras subvenciones a obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.07.98.00	Otras subvenciones al personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.08.01.00	Prestaciones sociales e indemnizaciones a empleados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.08.02.00	Prestaciones sociales e indemnizaciones a obreros
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.08.03.00	Prestaciones sociales e indemnizaciones al personal contratado
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.08.04.00	Prestaciones sociales e indemnizaciones al personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.09.01.00	Capacitación y adiestramiento realizado por personal del organismo
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.96.01.00	Otros gastos del personal empleado

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.97.01.00	Otros gastos del personal obrero
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	401.98.01.00	Otros gastos del personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	403.10.07.00	Servicios de capacitación y adiestramiento
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	403.18.01.00	Impuesto al valor agregado
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	403.19.01.00	Comisiones por servicios para cumplir con los beneficios sociales
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	403.99.01.00	Otros servicios no personales
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	498.01.01.00	Rectificaciones al presupuesto
1	**Direccion y Coordinacion de los Gastos de los Trabajadores**	**1**	**Asignacion y control de los recursos para gastos de los trabajadores**	**4.01.01.35.00**	**Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular**
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.01.36.00	Sueldo básico del personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.01.37.00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.01.38.00	Dietas del personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.02.06.00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.02.07.00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.03.37.00	Primas de transporte al personal contratado
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.03.38.00	Primas por hogar al personal contratado
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.03.39.00	Primas por hijos al personal contratado
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.03.40.00	Primas de profesionalización al personal contratado
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.03.41.00	Primas por antigüedad al personal contratado
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.03.46.00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.03.47.00	Primas al personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.03.94.00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.03.95.00	Otras primas al personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.03.96.00	Otras primas al personal contratado
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.04.10.00	Complemento a empleados por días feriados

Partidas por Acciones Centralizadas

	Acción Centralizada		Acción Específica	Partida	Denominación
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.04.20.00	Complemento a obreros por días feriados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.04.28.00	Complemento al personal contratado por días feriados
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.04.43.00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popula por gastos de representación
1	Direccion y Coordinacion de los Gastos de	1	Asignacion y control de los recursos para gastos	4.01.04.44.00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popula
1	Direccion y Coordinacion de los Gastos de	1	Asignacion y control de los recursos para gastos	4.01.04.45.00	Bonificación a altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de	1	Asignacion y control de los recursos para gastos	4.01.04.46.00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.04.47.00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.04.48.00	Complemento al personal de alto nivel y de dirección por gastos de representación
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.04.49.00	Complemento al personal de alto nivel y de dirección por comisión de servicios
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.04.50.00	Bonificación al personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.04.51.00	Bono compensatorio de alimentación al personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.04.52.00	Bono compensatorio de transporte al personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.04.94.00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.04.95.00	Otros complementos al personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.05.13.00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.05.14.00	Utilidades legales y convencionales a altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.05.15.00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.05.16.00	Aguinaldos al personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.05.17.00	Utilidades legales y convencionales al personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.05.18.00	Bono vacacional al personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.06.25.00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.06.26.00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.06.31.00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.06.32.00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por altos funcionarios y altas funcionarias del poder público y de elecció popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.06.33.00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.06.34.00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.06.39.00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.06.40.00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.06.41.00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.06.42.00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.06.93.00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.06.94.00	Otros aportes legales por el personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.06.95.00	Otros aportes legales por personal contratado
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.07.44.00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal militar
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.07.52.00	Capacitación y adiestramiento a altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.07.53.00	Ayudas por matrimonio a altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.07.54.00	Ayudas por nacimiento de hijos altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.07.55.00	Ayudas por defunción a altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.07.56.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.07.57.00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.07.58.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.07.63.00	Capacitación y adiestramiento al personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.07.64.00	Ayudas por matrimonio al personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.07.65.00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.07.65.00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.07.66.00	Ayudas por defunción al personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.07.67.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.07.68.00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.07.69.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.07.94.00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.07.95.00	Otras subvenciones al personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.08.06.00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.08.07.00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.94.00.00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.94.01.00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.95.00.00	Otros gastos del personal de alto nivel y de dirección
1	Direccion y Coordinacion de los Gastos de los Trabajadores	1	Asignacion y control de los recursos para gastos de los trabajadores	4.01.95.01.00	Otros gastos del personal de alto nivel y de dirección
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.01.01.00	Alimentos y bebidas para personas
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.01.02.00	Alimentos para animales
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.01.03.00	Productos agrícolas y pecuarios
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.01.04.00	Productos de la caza y pesca
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.01.99.00	Otros productos alimenticios y agropecuarios
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.02.01.00	Carbón mineral
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.02.02.00	Petróleo crudo y gas natural
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.02.03.00	Mineral de hierro
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.02.04.00	Mineral no ferroso
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.02.05.00	Piedra, arcilla, arena y tierra
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.02.06.00	Mineral para la fabricación de productos químicos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.02.07.00	Sal para uso industrial
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.02.99.00	Otros productos de minas, canteras y yacimientos

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.03.01.00	Textiles
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.03.02.00	Prendas de vestir
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.03.03.00	Calzados
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.03.99.00	Otros productos textiles y vestuarios
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.04.01.00	Cueros y pieles
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.04.02.00	Productos de cuero y sucedáneos del cuero
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.04.03.00	Cauchos y tripas para vehículos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.04.99.00	Otros productos de cuero y caucho
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.05.01.00	Pulpa de madera, papel y cartón
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.05.02.00	Envases y cajas de papel y cartón
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.05.03.00	Productos de papel y cartón para oficina
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.05.04.00	Libros, revistas y periódicos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.05.05.00	Material de enseñanza
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.05.06.00	Productos de papel y cartón para computación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.05.07.00	Productos de papel y cartón para la imprenta y reproducción
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.05.99.00	Otros productos de pulpa, papel y cartón
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.06.01.00	Sustancias químicas y de uso industrial
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.06.02.00	Abonos, plaguicidas y otros
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.06.03.00	Tintas, pinturas y colorantes
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.06.04.00	Productos farmacéuticos y medicamentos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.06.05.00	Productos de tocador
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.06.06.00	Combustibles y lubricantes
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.06.07.00	Productos diversos derivados del petróleo y del carbón
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.06.08.00	Productos plásticos

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.06.09.00	Mezclas explosivas
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.06.99.00	Otros productos de la industria química y conexos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.07.01.00	Productos de barro, loza y porcelana
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.07.02.00	Vidrios y productos de vidrio
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.07.03.00	Productos de arcilla para construcción
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.07.04.00	Cemento, cal y yeso
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.07.99.00	Otros productos minerales no metálicos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.08.01.00	Productos primarios de hierro y acero
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.08.02.00	Productos de metales no ferrosos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.08.03.00	Herramientas menores, cuchillería y artículos generales de ferretería
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.08.04.00	Productos metálicos estructurales
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.08.05.00	Materiales de orden público, seguridad y defensa
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.08.06.00	Material de seguridad pública
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.08.07.00	Material de señalamiento
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.08.08.00	Material de educación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.08.09.00	Repuestos y accesorios para equipos de transporte
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.08.10.00	Repuestos y accesorios para otros equipos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.08.99.00	Otros productos metálicos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.09.01.00	Productos primarios de madera
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.09.02.00	Muebles y accesorios de madera para edificaciones
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.09.99.00	Otros productos de madera
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.10.01.00	Artículos de deporte, recreación y juguetes
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.10.02.00	Materiales y útiles de limpieza y aseo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.10.03.00	Utensilios de cocina y comedor

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.10.04.00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.10.05.00	Útiles de escritorio, oficina y materiales de instrucción
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.10.06.00	Condecoraciones, ofrendas y similares
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.10.07.00	Productos de seguridad en el trabajo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.10.08.00	Materiales para equipos de computación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.10.09.00	Especies timbradas y valores
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.10.10.00	Útiles religiosos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.10.11.00	Materiales eléctricos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.10.12.00	Materiales para instalaciones sanitarias
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.10.13.00	Materiales fotográficos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.10.99.00	Otros productos y útiles diversos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.11.01.00	Productos y artículos para la venta
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.11.02.00	Maquinarias y equipos para la venta
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.11.99.00	Otros bienes para la venta
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	402.99.01.00	Otros materiales y suministros
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.01.01.00	Alquileres de edificios y locales
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.01.02.00	Alquileres de instalaciones culturales y recreativas
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.01.03.00	Alquileres de tierras y terrenos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.02.01.00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.02.02.00	Alquileres de equipos de transporte, tracción y elevación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.02.03.00	Alquileres de equipos de comunicaciones y de señalamiento
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.02.04.00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.02.05.00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.02.06.00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.02.99.00	Alquileres de otras maquinaria y equipos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.03.01.00	Marcas de fábrica y patentes de invención
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.03.02.00	Derechos de autor
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.03.03.00	Paquetes y programas de computación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.03.04.00	Concesión de bienes y servicios
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.04.01.00	Electricidad
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.04.02.00	Gas
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.04.03.00	Agua
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.04.04.00	Teléfonos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.04.05.00	Servicio de comunicaciones
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.04.06.00	Servicio de aseo urbano y domiciliario
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.04.07.00	Servicio de condominio
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.05.01.00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.05.02.00	Servicio de administración, vigilancia y mantenimiento del servicio de gas
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.05.03.00	Servicio de administración, vigilancia y mantenimiento del servicio de agua
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.05.04.00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.05.05.00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.05.06.00	Servicio de administración, vigilancia y mantenimiento del servicio de aseo urbano y domiciliario
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.06.01.00	Fletes y embalajes
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.06.02.00	Almacenaje
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.06.03.00	Estacionamiento
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.06.04.00	Peaje
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.06.05.00	Servicios de protección en traslado de fondos y de mensajería
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.07.01.00	Publicidad y propaganda

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.07.02.00	Imprenta y reproducción
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.07.03.00	Relaciones sociales
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.07.04.00	Avisos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.08.01.00	Primas y gastos de seguros
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.08.02.00	Comisiones y gastos bancarios
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.08.03.00	Comisiones y gastos de adquisición de seguros
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.09.01.00	Viáticos y pasajes dentro del país
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.09.02.00	Viáticos y pasajes fuera del país
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.09.03.00	Asignación por kilómetros recorridos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.10.01.00	Servicios jurídicos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.10.02.00	Servicios de contabilidad y auditoría
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.10.03.00	Servicios de procesamiento de datos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.10.04.00	Servicios de ingeniería y arquitectónicos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.10.05.00	Servicios médicos, odontológicos y otros servicios de sanidad
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.10.06.00	Servicios de veterinaria
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.10.08.00	Servicios presupuestarios
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.10.09.00	Servicios de lavandería y tintorería
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.10.10.00	Servicios de vigilancia
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.10.11.00	Servicios para la elaboración y suministro de comida
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.10.99.00	Otros servicios profesionales y técnicos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.11.01.00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.11.02.00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.11.03.00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.11.04.00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.11.05.00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.11.06.00	Conservación y reparaciones menores de equipos y armamentos de orden público, segurida y defensa nacional
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.11.07.00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.11.99.00	Conservación y reparaciones menores de otras maquinaria y equipos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.12.01.00	Conservación y reparaciones menores de obras en bienes del dominio privado
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.12.02.00	Conservación y reparaciones menores de obras en bienes del dominio público
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.13.01.00	Servicios de construcciones temporales
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.14.01.00	Servicios de construcción de edificaciones para la venta
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.15.01.00	Derechos de importación y servicios aduaneros
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.15.02.00	Tasas y otros derechos obligatorios
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.15.03.00	Asignación a agentes de especies fiscales
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.15.99.00	Otros servicios fiscales
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.16.01.00	Servicios de diversión, esparcimiento y culturales
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.17.01.00	Servicios de gestión administrativa prestados por organismos de asistencia técnica
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.18.01.00	Impuesto al valor agregado
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.18.99.00	Otros impuestos indirectos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	403.99.01.00	Otros servicios no personales
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.01.01.01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.01.01.02	Repuestos mayores para equipos de transporte, tracción y elevación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.01.01.03	Repuestos mayores para equipos de comunicaciones y de señalamiento
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.01.01.04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.01.01.05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.01.01.06	Repuestos mayores para equipos y armamentos de orden público, seguridad y defensa
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.01.01.07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.01.01.99	Repuestos mayores para otras maquinaria y equipos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.01.02.01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.01.02.02	Reparaciones mayores de equipos de transporte, tracción y elevación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.01.02.03	Reparaciones mayores de equipos de comunicaciones y de señalamiento
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.01.02.04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.01.02.05	Reparaciones mayores de equipos científicos, religiosos, de enseñanza y recreación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.01.02.06	Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.01.02.07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.01.02.99	Reparaciones mayores de otras maquinaria y equipos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.03.01.00	Maquinaria y demás equipos de construcción y mantenimiento
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.03.02.00	Maquinaria y equipos para mantenimiento de automotores
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.03.03.00	Maquinaria y equipos agrícolas y pecuarios
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.03.04.00	Maquinaria y equipos de artes gráficas y reproducción
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.03.05.00	Maquinaria y equipos industriales y de taller
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.03.06.00	Maquinaria y equipos de energía
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.03.07.00	Maquinaria y equipos de riego y acueductos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.03.08.00	Equipos de almacén
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.03.99.00	Otra maquinaria y demás equipos de construcción, campo, industria y taller
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.04.01.00	Vehículos automotores terrestres
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.04.02.00	Equipos ferroviarios y de cables aéreos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.04.03.00	Equipos marítimos de transporte
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.04.04.00	Equipos aéreos de transporte
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.04.05.00	Vehículos de tracción no motorizados
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.04.06.00	Equipos auxiliares de transporte

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.04.99.00	Otros equipos de transporte, tracción y elevación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.05.01.00	Equipos de telecomunicaciones
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.05.02.00	Equipos de señalamiento
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.05.03.00	Equipos de control de tráfico aéreo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.05.04.00	Equipos de correo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.05.99.00	Otros equipos de comunicaciones y de señalamiento
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.06.01.00	Equipos médico - quirúrgicos, dentales y de veterinaria
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.06.99.00	Otros equipos médico - quirúrgicos, dentales y de veterinaria
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.07.01.00	Equipos científicos y de laboratorio
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.07.02.00	Equipos de enseñanza, deporte y recreación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.07.03.00	Obras de arte
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.07.04.00	Libros, revistas y otros instrumentos de enseñanzas
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.07.05.00	Equipos religiosos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.07.06.00	Instrumentos musicales y equipos de audio
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.07.99.00	Otros equipos científicos, religiosos, de enseñanza y recreación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.08.01.00	Equipos y armamentos de orden público, seguridad y defensa nacional
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.08.02.00	Equipos y armamentos de seguridad para la custodia y resguardo de personas
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.08.99.00	Otros equipos y armamentos de orden público, seguridad y defensa nacional
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.09.01.00	Mobiliario y equipos de oficina
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.09.02.00	Equipos de computación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.09.03.00	Mobiliario y equipos de alojamiento
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.09.99.00	Otras máquinas, muebles y demás equipos de oficina y alojamiento
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.10.01.00	Semovientes
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.11.01.00	Adquisición de tierras y terrenos

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.11.02.00	Adquisición de edificios e instalaciones
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.11.03.00	Expropiación de tierras y terrenos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.11.04.00	Expropiación de edificios e instalaciones
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.11.05.01	Maquinaria y demás equipos de construcción, campo, industria y taller
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.11.05.02	Equipos de transporte, tracción y elevación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.11.05.03	Equipos de comunicaciones y de señalamiento
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.11.05.04	Equipos médico - quirúrgicos, dentales y de veterinaria
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.11.05.05	Equipos científicos, religiosos, de enseñanza y recreación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.11.05.06	Equipos para seguridad pública
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.11.05.07	Máquinas, muebles y demás equipos de oficina y alojamiento
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.12.01.00	Marcas de fábrica y patentes de invención
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.12.02.00	Derechos de autor
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.12.03.00	Gastos de organización
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.12.04.00	Paquetes y programas de computación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.12.05.00	Estudios y proyectos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.12.99.00	Otros activos intangibles
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	404.99.01.00	Otros activos reales
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	405.02.01.01	Adquisición de títulos y valores privados
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	405.02.01.02	Adquisición de títulos y valores públicos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	405.02.01.03	Adquisición de títulos y valores externos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	405.02.02.01	Adquisición de títulos y valores privados
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	405.02.02.02	Adquisición de títulos y valores públicos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	405.02.02.03	Adquisición de títulos y valores externos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	405.13.01.00	Incremento del Fondo de Estabilización Macroeconómica (FEM) de la República

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	405.13.02.00	Incremento del Fondo de Estabilización Macroeconómica (FEM) del Poder Estadal
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	405.13.03.00	Incremento del Fondo de Estabilización Macroeconómica (FEM) del Poder Municipal
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	405.14.01.00	Incremento del Fondo de Ahorro Intergeneracional
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	405.15.01.00	Incremento del Fondo de Desarrollo Nacional
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	405.16.01.00	Incremento del Fondo de Aportes del Sector Público
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	405.20.01.00	Incremento de otros activos financieros circulantes
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	405.21.01.00	Incremento de activos en gestión judicial a mediano y largo plazo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	405.21.02.00	Incremento de títulos y otros valores de la deuda pública en litigio a largo plazo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	405.21.99.00	Incremento de otros activos financieros no circulantes
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	405.99.01.00	Otros activos financieros
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	406.01.01.00	Gastos de defensa y seguridad del Estado
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.03	Becas escolares
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.04	Becas universitarias en el país
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.05	Becas de perfeccionamiento profesional en el país
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.06	Becas para estudios en el extranjero
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.07	Otras becas
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.08	Previsión por accidentes de trabajo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.30	Incapacidad temporal sin hospitalización
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.31	Incapacidad temporal con hospitalización
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.32	Reposo por maternidad
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.33	Indemnización por paro forzoso
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.34	Otros tipos de incapacidad temporal
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.35	Indemnización por comisión por pensiones
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.36	Indemnización por comisión por cesantía

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.37	Incapacidad parcial
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.38	Invalidez
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.39	Pensiones por vejez, viudez y orfandad
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.40	Indemnización por cesantía
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.41	Otras pensiones y demás prestaciones en dinero
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.42	Incapacidad parcial por accidente común
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.43	Incapacidad parcial por enfermedades profesionales
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.44	Incapacidad parcial por accidente de trabajo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.45	Indemnización única por invalidez
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.46	Indemnización única por vejez
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.47	Sobrevivientes por enfermedad común
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.48	Sobrevivientes por accidente común
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.49	Sobrevivientes por enfermedades profesionales
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.50	Sobrevivientes por accidentes de trabajo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.51	Indemnizaciones por conmutación de renta
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.52	Indemnizaciones por conmutación de pensiones
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.53	Indemnizaciones por comisión de renta
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.54	Asignación por nupcias
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.55	Asignación por funeraria
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.01.01.56	Otras asignaciones
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	407.12.01.01	Transferencias Corrientes a Consejos Comunales
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	408.05.01.00	Devoluciones de cobros indebidos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	408.05.02.00	Devoluciones y reintegros diversos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	408.05.03.00	Indemnizaciones diversas

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.01.01.00	Asignaciones no distribuidas de la Asamblea Nacional
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.02.01.00	Asignaciones no distribuidas de la Contraloría General de la República
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.03.01.00	Asignaciones no distribuidas del Consejo Nacional Electoral
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.04.01.00	Asignaciones no distribuidas del Tribunal Supremo de Justicia
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.05.01.00	Asignaciones no distribuidas del Ministerio Público
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.06.01.00	Asignaciones no distribuidas de la Defensoría del Pueblo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.07.01.00	Asignaciones no distribuidas del Consejo Moral Republicano
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.08.01.00	Reestructuración de organismos del sector público
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.09.01.00	Fondo de apoyo al trabajador y su grupo familiar de la Administración Pública Nacional
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.09.02.00	Fondo de apoyo al trabajador y su grupo familiar de los Estados y Municipios
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.10.01.00	Reforma de la seguridad social
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.11.01.00	Emergencias en el territorio nacional
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.12.01.00	Fondo para la cancelación de pasivos laborales
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.13.01.00	Fondo para la cancelación de deuda por servicios de electricidad, teléfono, aseo, agua y condominio, de los organismos de la Administración Central
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.13.02.00	Fondo para la cancelación de deuda por servicios de electricidad, teléfono, aseo, agua y condominio, de los organismos de la Administración Descentralizada Nacional
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.14.01.00	Fondo para remuneraciones, pensiones y jubilaciones y otras retribuciones
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.15.01.00	Fondo para atender compromisos generados de la Ley Orgánica del Trabajo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.16.01.00	Asignaciones para cancelar compromisos pendientes de ejercicios anteriores
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.17.01.00	Asignaciones para cancelar la deuda Fogade - Órgano de la República con Competencia en Materia de Finanzas - Banco Central de Venezuela (BCV)
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.18.01.00	Asignaciones para atender los gastos de la referenda y elecciones
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.19.01.00	Asignaciones para atender los gastos por honorarios profesionales de bufetes internacionales, costas y costos judiciales
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.20.01.00	Fondo para atender compromisos generados por la contratación colectiva
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.21.01.00	Proyecto social especial

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.22.01.00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.23.01.00	Asignación para facilitar la preparación de proyectos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.24.01.00	Programas de inversión para las entidades estadales, municipalidades y otras instituciones
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.25.01.00	Cancelación de compromisos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	409.26.01.00	Asignaciones para atender gastos de los organismos del sector público
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.01.01.00	Disminución de sueldos, salarios y otras remuneraciones por pagar
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.02.01.00	Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.02.02.00	Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (IPASME)
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.02.03.00	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Jubilaciones
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.02.04.00	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Seguro de Paro Forzoso
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.02.05.00	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Habitacional
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.02.06.00	Disminución de aportes patronales y retenciones laborales por pagar al seguro de vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.02.07.00	Disminución de aportes patronales y retenciones laborales por pagar a cajas de ahorro
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.02.08.00	Disminución de aportes patronales por pagar a organismos de seguridad social
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.02.09.00	Disminución de retenciones laborales por pagar al Instituto Nacional de Capacitación y Educación Socialista (Inces)
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.02.10.00	Disminución de retenciones laborales por pagar por pensión alimenticia
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.02.98.00	Disminución de otros aportes legales por pagar
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.02.99.00	Disminución de otras retenciones laborales por pagar
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.03.01.00	Disminución de cuentas por pagar a proveedores a corto plazo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.03.02.00	Disminución de efectos por pagar a proveedores a corto plazo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.03.03.00	Disminución de cuentas por pagar a proveedores a mediano y largo plazo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.03.04.00	Disminución de efectos por pagar a proveedores a mediano y largo plazo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.04.01.00	Disminución de cuentas por pagar a contratistas a corto plazo

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.04.02.00	Disminución de efectos por pagar a contratistas a corto plazo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.04.03.00	Disminución de cuentas por pagar a contratistas a mediano largo y plazo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.04.04.00	Disminución de efectos por pagar a contratistas a mediano y plazo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.05.01.00	Disminución de intereses internos por pagar
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.05.02.00	Disminución de intereses externos por pagar
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.06.01.00	Disminución de obligaciones de ejercicios anteriores
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.06.02.00	Disminución de otras cuentas por pagar a corto plazo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.06.03.00	Disminución de otros efectos por pagar a corto plazo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.07.01.01	Disminución de rentas diferidas por recaudar a corto plazo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.07.02.01	Disminución del rescate de certificados de reintegro tributario
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.07.02.02	Disminución del rescate de bonos de exportación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.07.02.03	Disminución del rescate de bonos en dación de pagos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.08.01.01	Disminución de provisiones para cuentas incobrables
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.08.01.02	Disminución de provisiones para despidos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.08.01.03	Disminución de provisiones para pérdidas en el inventario
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.08.01.04	Disminución de provisiones para beneficios sociales
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.08.01.99	Disminución de otras provisiones
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.08.02.00	Disminución de reservas técnicas
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.09.01.00	Disminución de depósitos recibidos en garantía
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.09.99.00	Disminución de otros fondos de terceros
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.10.01.01	Disminución de depósitos de terceros a la vista de organismos del sector público
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.10.01.02	Disminución de depósitos de terceros a la vista de personas naturales y jurídicas del sector privado
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.10.02.01	Disminución de depósitos a plazo fijo de organismos del sector público
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.10.02.02	Disminución de depósitos a plazo fijo de personas naturales y jurídicas del sector privado

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.11.01.00	Devoluciones de cobros indebidos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.11.02.00	Devoluciones y reintegros diversos
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.11.03.00	Indemnizaciones diversas
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.11.04.00	Compromisos pendientes de ejercicios anteriores
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.11.05.00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.98.01.00	Disminución de otros pasivos a corto plazo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	411.99.01.00	Disminución de otros pasivos a mediano y largo plazo
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	498.01.01.00	Rectificaciones al presupuesto
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	4.02.11.03.00	Inmuebles para la venta
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	4.02.11.04.00	Tierras y terrenos para la venta
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	4.04.15.07.00	Construcciones de edificaciones habitacionales
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de	4.04.15.99.00	Otras construcciones del dominio privado
2	Gestion Administrativa	1	Apoyo institucional a las acciones especificas de los proyectos del organismo	4.04.16.99.00	Otras construcciones del dominio público
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	405.01.01.00	Aportes en acciones y participaciones de capital al sector privado
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	405.01.03.01	Aportes en acciones y participaciones de capital a organismos internacionales
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	405.01.03.99	Otros aportes en acciones y participaciones de capital al sector externo
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	405.03.01.00	Concesión de préstamos al sector privado a corto plazo
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	405.03.03.01	Concesión de préstamos a instituciones sin fines de lucro
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	405.03.03.02	Concesión de préstamos a gobiernos extranjeros
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	405.03.03.03	Concesión de préstamos a organismos internacionales
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	405.04.01.00	Concesión de préstamos al sector privado a largo plazo
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	405.04.03.01	Concesión de préstamos a instituciones sin fines de lucro
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	405.04.03.02	Concesión de préstamos a gobiernos extranjeros
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	405.04.03.03	Concesión de préstamos a organismos internacionales

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.01.01.70	Subsidios educacionales al sector privado
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.01.01.71	Subsidios a universidades privadas
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.01.01.72	Subsidios culturales al sector privado
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.01.01.73	Subsidios a instituciones benéficas privadas
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.01.01.74	Subsidios a centros de empleados
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.01.01.75	Subsidios a organismos laborales y gremiales
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.01.01.76	Subsidios a entidades religiosas
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.01.01.77	Subsidios a entidades deportivas y recreativas de carácter privado
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.01.01.78	Subsidios científicos al sector privado
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.01.01.79	Subsidios a cooperativas
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.01.01.80	Subsidios a empresas privadas
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.01.01.99	Otras transferencias corrientes internas al sector privado
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.01.02.01	Donaciones corrientes a personas
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.01.02.02	Donaciones corrientes a instituciones sin fines de lucro
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.02.01.01	Becas de capacitación e investigación en el exterior
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.02.01.02	Transferencias corrientes a instituciones sin fines de lucro
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.02.01.03	Transferencias corrientes a gobiernos extranjeros
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.02.01.04	Transferencias corrientes a organismos internacionales
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.02.02.01	Donaciones corrientes a personas
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.02.02.02	Donaciones corrientes a instituciones sin fines de lucro
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.02.02.03	Donaciones corrientes a gobiernos extranjeros
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.02.02.04	Donaciones corrientes a organismos internacionales
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.03.01.01	Transferencias de capital a personas
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.03.01.02	Transferencias de capital a instituciones sin fines de lucro

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.03.01.03	Transferencias de capital a empresas privadas
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.03.02.01	Donaciones de capital a personas
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.03.02.02	Donaciones de capital a instituciones sin fines de lucro
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.04.01.01	Transferencias de capital a personas
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.04.01.02	Transferencias de capital a instituciones sin fines de lucro
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.04.01.03	Transferencias de capital a gobiernos extranjeros
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.04.01.04	Transferencias de capital a organismos internacionales
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.04.02.01	Donaciones de capital a personas
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.04.02.02	Donaciones de capital a instituciones sin fines de lucro
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.04.02.03	Donaciones de capital a gobiernos extranjeros
2	Gestion Administrativa	2	Apoyo institucional al sector privado y al sector externo	407.04.02.04	Donaciones de capital a organismos internacionales
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.01.02.01	Aportes en acciones y participaciones de capital a entes descentralizados sin fines empresariales
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.01.02.02	Aportes en acciones y participaciones de capital a instituciones de protección social
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.01.02.03	Aportes en acciones y participaciones de capital a entes descentralizados con fines empresariales petroleros
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.01.02.04	Aportes en acciones y participaciones de capital a entes descentralizados con fines empresariales no petroleros
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.01.02.05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.01.02.06	Aportes en acciones y participaciones de capital a entes descentralizados financieros no bancarios
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.01.02.07	Aportes en acciones y participaciones de capital a organismos del sector público para el pago de su deuda
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.03.02.01	Concesión de préstamos a la República
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.03.02.02	Concesión de préstamos a entes descentralizados sin fines empresariales
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.03.02.03	Concesión de préstamos a instituciones de protección social
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.03.02.04	Concesión de préstamos a entes descentralizados con fines empresariales petroleros
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.03.02.05	Concesión de préstamos a entes descentralizados con fines empresariales no petroleros
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.03.02.06	Concesión de préstamos a entes descentralizados financieros bancarios
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.03.02.07	Concesión de préstamos a entes descentralizados financieras no bancarios
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.03.02.08	Concesión de préstamos al Poder Estadal
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.03.02.09	Concesión de préstamos al Poder Municipal
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.04.02.01	Concesión de préstamos a la República

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.04.02.02	Concesión de préstamos a entes descentralizados sin fines empresariales
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.04.02.03	Concesión de préstamos a instituciones de protección social
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.04.02.04	Concesión de préstamos a entes descentralizados con fines empresariales petroleros
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.04.02.05	Concesión de préstamos a entes descentralizados con fines empresariales no petroleros
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.04.02.06	Concesión de préstamos a entes descentralizados financieros bancarios
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.04.02.07	Concesión de préstamos a entes descentralizados financieros no bancarios
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.04.02.08	Concesión de préstamos al Poder Estadal
2	Gestion Administrativa	3	Apoyo institucional al sector publico	405.04.02.09	Concesión de préstamos al Poder Municipal
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.03.01	Transferencias corrientes a la República
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.03.03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.03.04	Transferencias corrientes a instituciones de protección social
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.03.05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.03.06	Transferencias corrientes a entes descentralizados con fines empresariales petroleros
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.03.10	Transferencias corrientes al Poder Estadal
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.03.11	Transferencias corrientes al Poder Municipal
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.03.13	Subsidios otorgados por normas externas
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.03.14	Incentivos otorgados por normas externas
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.03.15	Subsidios otorgados por precios políticos
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.03.16	Subsidios de costos sociales por normas externas
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.04.01	Donaciones corrientes a la República
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.04.02	Donaciones corrientes a entes descentralizados sin fines empresariales
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.04.03	Donaciones corrientes a instituciones de protección social
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.04.04	Donaciones corrientes a entes descentralizados con fines empresariales petroleros
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.04.05	Donaciones corrientes a entes descentralizados con fines empresariales no petroleros
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.04.06	Donaciones corrientes a entes descentralizados financieros bancarios
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.04.07	Donaciones corrientes a entes descentralizados financieros no bancarios
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.04.08	Donaciones corrientes al Poder Estadal
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.01.04.09	Donaciones corrientes al Poder Municipal
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.03.03.01	Transferencias de capital a la República
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.03.03.03	Transferencias de capital a instituciones de protección social
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.03.03.04	Transferencias de capital a entes descentralizados con fines empresariales petroleros
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.03.03.06	Transferencias de capital a entes descentralizados financieros bancarios

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.03.03.07	Transferencias de capital a entes descentralizados financieros no bancarios
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.03.03.08	Transferencias de capital al Poder Estadal
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.03.03.09	Transferencias de capital al Poder Municipal
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.03.04.01	Donaciones de capital a la República
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.03.04.02	Donaciones de capital a entes descentralizados sin fines empresariales
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.03.04.03	Donaciones de capital a instituciones de protección social
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.03.04.04	Donaciones de capital a entes descentralizados con fines empresariales petroleros
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.03.04.05	Donaciones de capital a entes descentralizados con fines empresariales no petroleros
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.03.04.06	Donaciones de capital a entes descentralizados financieros bancarios
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.03.04.07	Donaciones de capital a entes descentralizados financieros no bancarios
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.03.04.08	Donaciones de capital al Poder Estadal
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.03.04.09	Donaciones de capital al Poder Municipal
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.09.01.00	Aportes a los Estados por transferencia de servicios
2	Gestion Administrativa	3	Apoyo institucional al sector publico	407.09.02.00	Aportes a los Municipios por transferencia de servicios
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	407.01.01.01	Pensiones del personal empleado, obrero y militar
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	407.01.01.02	Jubilaciones del personal empleado, obrero y militar
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	407.01.01.09	Aguinaldos al personal empleado, obrero y militar pensionado
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	407.01.01.10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	407.01.01.11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	407.01.01.12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	407.01.01.13	Aguinaldos al personal empleado, obrero y militar jubilado
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	407.01.01.14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	407.01.01.15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	407.01.01.16	Otras subvenciones socio - económicas del personal empleado, obrero y militar jubilado
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	4.07.01.05.00	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	4.07.01.05.01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	4.07.01.05.02	Pensiones del personal de alto nivel y de dirección
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	4.07.01.05.06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	4.07.01.05.07	Aguinaldos del personal pensionado de alto nivel y de dirección
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	4.07.01.05.11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	4.07.01.05.12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	4.07.01.05.16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	4.07.01.05.17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	4.07.01.05.98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	4.07.01.05.99	Otras subvenciones socio-económicas del personal pensionado de alto nivel y de dirección
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	4.07.01.06.00	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular, del personal de alto nivel y de dirección
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	4.07.01.06.01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	4.07.01.06.02	Jubilaciones del personal de alto nivel y de dirección
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	4.07.01.06.06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	4.07.01.06.07	Aguinaldos del personal jubilado de alto nivel y de dirección
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	4.07.01.06.11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	4.07.01.06.12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	4.07.01.06.16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	4.07.01.06.17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	4.07.01.06.98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
3	Prevision y Proteccion Social	1	Asignacion y control de los recursos para gastos de los pensionados y jubilados	4.07.01.06.99	Otras subvenciones del personal jubilado de alto nivel y de dirección
4	Asignaciones Predeterminadas	1	Asignación y control de los aportes contitucionales y legales	407.05.01.01	Situado Estadal
4	Asignaciones Predeterminadas	1	Asignación y control de los aportes contitucionales y legales	407.05.01.02	Situado Municipal
4	Asignaciones Predeterminadas	1	Asignación y control de los aportes contitucionales y legales	407.05.02.00	Situado Estadal a Municipal
4	Asignaciones Predeterminadas	1	Asignación y control de los aportes contitucionales y legales	407.06.01.00	Subsidio de Régimen Especial
4	Asignaciones Predeterminadas	1	Asignación y control de los aportes contitucionales y legales	407.07.01.00	Subsidio de capitalidad

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
4	Asignaciones Predeterminadas	1	Asignación y control de los aportes contitucionales y legales	407.08.01.00	Asignaciones Económicas Especiales (LAEE) Estadal
4	Asignaciones Predeterminadas	1	Asignación y control de los aportes contitucionales y legales	407.08.02.00	Asignaciones Económicas Especiales (LAEE) Estadal a Municipal
4	Asignaciones Predeterminadas	1	Asignación y control de los aportes contitucionales y legales	407.08.03.00	Asignaciones Económicas Especiales (LAEE) Municipal
4	Asignaciones Predeterminadas	1	Asignación y control de los aportes contitucionales y legales	407.08.04.00	Asignaciones Económicas Especiales - Fondo Nacional de Consejos Comunales
4	Asignaciones Predeterminadas	1	Asignación y control de los aportes contitucionales y legales	407.10.01.00	Fondo Intergubernamental para la Descentralización (FIDES)
4	Asignaciones Predeterminadas	1	Asignación y control de los aportes contitucionales y legales	407.11.01.00	Fondo de Compensación Interterritorial Estadal
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.01.01	Amortización de la deuda pública interna a corto plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.01.02	Amortización de la deuda pública interna a corto plazo de letras del tesoro
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.01.03	Intereses de la deuda pública interna a corto plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.01.04	Intereses por mora y multas de la deuda pública interna a corto plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.01.05	Comisiones y otros gastos de la deuda pública interna a corto plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.01.06	Descuentos en colocación de títulos y valores de la deuda pública interna a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.01.07	Descuentos en colocación de letras del tesoro a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.01	Amortización de la deuda pública interna por préstamos recibidos del sector privado a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.02	Amortización de la deuda pública interna por préstamos recibidos de la República a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.03	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.04	Amortización de la deuda pública interna por préstamos recibidos de instituciones de protección social a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.05	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.06	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.07	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.08	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.09	Amortización de la deuda pública interna por préstamos recibidos del Poder Estadal a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.10	Amortización de la deuda pública interna por préstamos recibidos del Poder Municipal a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.11	Intereses de la deuda pública interna por préstamos recibidos del sector privado a corto plazo

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.12	Intereses de la deuda pública interna por préstamos recibidos de la República a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.13	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.14	Intereses de la deuda pública interna por préstamos recibidos de instituciones de protección social a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.15	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.16	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.17	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.18	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.19	Intereses de la deuda pública interna por préstamos recibidos del Poder Estadal a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.20	Intereses de la deuda pública interna por préstamos recibidos del Poder Municipal a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.21	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del sector privado a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.22	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de la República a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.23	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.24	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de instituciones de protección social a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.25	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.26	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.27	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.28	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.29	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del Poder Estadal a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.30	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del Poder Municipal a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.31	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del sector privado a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.32	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de la República a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.33	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.34	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de instituciones de protección social a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.35	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a corto plazo

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.36	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.37	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.38	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.39	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del Poder Estadal a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.02.40	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del Poder Municipal a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.03.01	Amortización de la deuda pública interna indirecta por préstamos recibidos del sector privado a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.03.02	Amortización de la deuda pública interna indirecta por préstamos recibidos del sector público a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.03.03	Intereses de la deuda pública interna indirecta por préstamos recibidos del sector privado a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.03.04	Intereses de la deuda pública interna indirecta por préstamos recibidos del sector público a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.03.05	Intereses por mora y multas de la deuda pública interna indirecta por préstamos recibidos del sector privado a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.03.06	Intereses por mora y multas de la deuda pública interna indirecta por préstamos recibidos del sector público a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.03.07	Comisiones y otros gastos de la deuda pública interna indirecta por préstamos recibidos del sector privado a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.01.03.08	Comisiones y otros gastos de la deuda pública interna indirecta por préstamos recibidos del sector público a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.01.01	Amortización de la deuda pública interna a largo plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.01.02	Amortización de la deuda pública interna a largo plazo de letras del tesoro
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.01.03	Intereses de la deuda pública interna a largo plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.01.04	Intereses por mora y multas de la deuda pública interna a largo plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.01.05	Comisiones y otros gastos de la deuda pública interna a largo plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.01.06	Descuentos en colocación de títulos y valores de la deuda pública interna a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.01.07	Descuentos en colocación de letras del tesoro a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.01	Amortización de la deuda pública interna por préstamos recibidos del sector privado a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.02	Amortización de la deuda pública interna por préstamos recibidos de la República a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.03	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.04	Amortización de la deuda pública interna por préstamos recibidos de instituciones de protección social a largo plazo

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.05	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.06	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.07	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.08	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.09	Amortización de la deuda pública interna por préstamos recibidos del Poder Estadal a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.10	Amortización de la deuda pública interna por préstamos recibidos del Poder Municipal a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.11	Intereses de la deuda pública interna por préstamos recibidos del sector privado a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.12	Intereses de la deuda pública interna por préstamos recibidos de la República a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.13	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.14	Intereses de la deuda pública interna por préstamos recibidos de instituciones de protección social a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.15	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.16	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.17	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.18	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.19	Intereses de la deuda pública interna por préstamos recibidos del Poder Estadal a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.20	Intereses de la deuda pública interna por préstamos recibidos del Poder Municipal a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.21	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del sector privado a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.22	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de la República a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.23	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.24	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de instituciones de protección social a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.25	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.26	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.27	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.28	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a largo plazo

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.29	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del Poder Estadal a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.30	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del Poder Municipal a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.31	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del sector privado a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.32	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de la República a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.33	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.34	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de instituciones de protección social a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.35	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.36	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.37	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.38	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.39	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del Poder Estadal a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.02.40	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del Poder Municipal a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.03.01	Amortización de la deuda pública interna indirecta a largo plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.03.02	Intereses de la deuda pública interna indirecta a largo plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.03.03	Intereses por mora y multas de la deuda pública interna indirecta a largo plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.03.04	Comisiones y otros gastos de la deuda pública interna indirecta a largo plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.03.05	Descuentos en colocación de títulos y valores de la deuda pública interna indirecta de largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.04.01	Amortización de la deuda pública interna indirecta por préstamos recibidos del sector privado a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.04.02	Amortización de la deuda pública interna indirecta por préstamos recibidos del sector público a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.04.03	Intereses de la deuda pública interna indirecta por préstamos recibidos del sector privado a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.04.04	Intereses de la deuda pública interna indirecta por préstamos recibidos del sector público a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.04.05	Intereses por mora y multas de la deuda pública interna indirecta por préstamos recibidos del sector privado a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.04.06	Intereses por mora y multas de la deuda pública interna indirecta por préstamos recibidos del sector público a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.04.07	Comisiones y otros gastos de la deuda pública interna indirecta por préstamos recibidos del sector privado a largo plazo

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.02.04.08	Comisiones y otros gastos de la deuda pública interna indirecta por préstamos recibidos del sector público a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.01.01	Amortización de la deuda pública externa a corto plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.01.02	Intereses de la deuda pública externa a corto plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.01.03	Intereses por mora y multas de la deuda pública externa a corto plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.01.04	Comisiones y otros gastos de la deuda pública externa a corto plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.01.05	Descuentos en colocación de títulos y valores de la deuda pública externa a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.02.01	Amortización de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.02.02	Amortización de la deuda pública externa por préstamos recibidos de organismos internacionales a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.02.03	Amortización de la deuda pública externa por préstamos recibidos de instituciones financiera externas a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.02.04	Amortización de la deuda pública externa por préstamos recibidos de proveedores de bienes servicios externos a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.02.05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.02.06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.02.07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.02.08	Intereses de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.02.09	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.02.10	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de organismos internacionales a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.02.11	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de instituciones financieras externas a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.02.12	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.02.13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.02.14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.02.15	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.02.16	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.03.01	Amortización de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.03.02	Amortización de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a corto plazo

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.03.03	Amortización de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.03.04	Amortización de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.03.05	Intereses de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.03.06	Intereses de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.03.07	Intereses de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.03.08	Intereses de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.03.09	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos d gobiernos extranjeros a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.03.10	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.03.11	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.03.12	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos d proveedores de bienes y servicios externos a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.03.13	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.03.14	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.03.15	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.03.03.16	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.01.01	Amortización de la deuda pública externa a largo plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.01.02	Intereses de la deuda pública externa a largo plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.01.03	Intereses por mora y multas de la deuda pública externa a largo plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.01.04	Comisiones y otros gastos de la deuda pública externa a largo plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.01.05	Descuentos en colocación de títulos y valores de la deuda pública externa a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.02.01	Amortización de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.02.02	Amortización de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.02.03	Amortización de la deuda pública externa por préstamos recibidos de instituciones financiera externas a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.02.04	Amortización de la deuda pública externa por préstamos recibidos de proveedores de bienes servicios externos a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.02.05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.02.06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.02.07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.02.08	Intereses de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.02.09	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.02.10	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.02.11	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.02.12	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.02.13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.02.14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.02.15	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.02.16	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.03.01	Amortización de la deuda pública externa indirecta a largo plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.03.02	Intereses de la deuda pública externa indirecta a largo plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.03.03	Intereses por mora y multas de la deuda pública externa indirecta a largo plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.03.04	Comisiones y otros gastos de la deuda pública externa indirecta a largo plazo de títulos y valores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.03.05	Descuentos en colocación de títulos y valores de la deuda pública externa indirecta a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.04.01	Amortización de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.04.02	Amortización de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.04.03	Amortización de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.04.04	Amortización de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.04.05	Intereses de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.04.06	Intereses de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.04.07	Intereses de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.04.08	Intereses de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.04.09	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.04.10	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.04.11	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.04.12	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.04.13	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.04.14	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.04.15	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.04.04.16	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.05.01.00	Disminución por reestructuración y/o refinanciamiento de la deuda interna a largo plazo, en a corto plazo-
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.05.02.00	Disminución por reestructuración y/o refinanciamiento de la deuda interna a corto plazo, en a largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.05.03.00	Disminución por reestructuración y/o refinanciamiento de la deuda externa a largo plazo, en corto plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.05.04.00	Disminución por reestructuración y/o refinanciamiento de la deuda externa a corto plazo, en largo plazo
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.05.05.01	Disminución de la deuda pública interna por distribuir
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.05.05.02	Disminución de la deuda pública externa por distribuir
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.06.01.00	Amortización de la deuda pública de obligaciones pendientes de ejercicios anteriores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.06.02.00	Intereses de la deuda pública de obligaciones pendientes de ejercicios anteriores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.06.03.00	Intereses por mora y multas de la deuda pública de obligaciones pendientes de ejercicios anteriores
5	Dirección y Coordinación del servicio de la deuda pública nacional	1	Asignación y control de los recursos para el servicio de la deuda pública nacional	410.06.04.00	Comisiones y otros gastos de la deuda pública de obligaciones pendientes de ejercicios anteriores
6	Otras	1	Otras	400.00.00.00	Egresos
6	Otras	1	Otras	401.00.00.00	Gastos de personal
6	Otras	1	Otras	401.01.00.00	Sueldos, salarios y otras retribuciones
6	Otras	1	Otras	401.01.01.00	Sueldos básicos personal fijo a tiempo completo
6	Otras	1	Otras	401.01.02.00	Sueldos básicos personal fijo a tiempo parcial
6	Otras	1	Otras	401.01.03.00	Suplencias a empleados
6	Otras	1	Otras	401.01.08.00	Sueldo al personal en trámite de nombramiento
6	Otras	1	Otras	401.01.09.00	Remuneraciones al personal en período de disponibilidad
6	Otras	1	Otras	401.01.10.00	Salarios a obreros en puestos permanentes a tiempo completo
6	Otras	1	Otras	401.01.11.00	Salarios a obreros en puestos permanentes a tiempo parcial
6	Otras	1	Otras	401.01.12.00	Salarios a obreros en puestos no permanentes
6	Otras	1	Otras	401.01.13.00	Suplencias a obreros

Partidas por Acciones Centralizadas

	Acción Centralizada		Acción Específica	Partida	Denominación
6	Otras	1	Otras	401.01.18.00	Remuneraciones al personal contratado
6	Otras	1	Otras	401.01.19.00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares
6	Otras	1	Otras	401.01.20.00	Sueldo del personal militar profesional
6	Otras	1	Otras	401.01.21.00	Sueldo o ración del personal militar no profesional
6	Otras	1	Otras	401.01.22.00	Sueldo del personal militar de reserva
6	Otras	1	Otras	401.01.29.00	Dietas
6	Otras	1	Otras	401.01.99.00	Otras retribuciones
6	Otras	1	Otras	401.02.00.00	Compensaciones previstas en las escalas de sueldos y salarios
6	Otras	1	Otras	401.02.01.00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo
6	Otras	1	Otras	401.02.02.00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial
6	Otras	1	Otras	401.02.03.00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo
6	Otras	1	Otras	401.02.04.00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo parcial
6	Otras	1	Otras	401.02.05.00	Compensaciones previstas en las escalas de sueldos al personal militar
6	Otras	1	Otras	401.03.00.00	Primas a empleados, obreros, personal militar y parlamentarios
6	Otras	1	Otras	401.03.01.00	Primas por mérito a empleados
6	Otras	1	Otras	401.03.02.00	Primas de transporte a empleados
6	Otras	1	Otras	401.03.03.00	Primas por hogar a empleados
6	Otras	1	Otras	401.03.04.00	Primas por hijos a empleados
6	Otras	1	Otras	401.03.05.00	Primas por alquileres a empleados
6	Otras	1	Otras	401.03.06.00	Primas por residencia a empleados
6	Otras	1	Otras	401.03.07.00	Primas por categoría de escuelas a empleados
6	Otras	1	Otras	401.03.08.00	Primas de profesionalización a empleados
6	Otras	1	Otras	401.03.09.00	Primas por antigüedad a empleados
6	Otras	1	Otras	401.03.10.00	Primas por jerarquía o responsabilidad en el cargo
6	Otras	1	Otras	401.03.11.00	Primas al personal en servicio en el exterior
6	Otras	1	Otras	401.03.16.00	Primas por mérito a obreros
6	Otras	1	Otras	401.03.17.00	Primas de transporte a obreros
6	Otras	1	Otras	401.03.18.00	Primas por hogar a obreros
6	Otras	1	Otras	401.03.19.00	Primas por hijos de obreros
6	Otras	1	Otras	401.03.20.00	Primas por residencia a obreros
6	Otras	1	Otras	401.03.21.00	Primas por antigüedad a obreros
6	Otras	1	Otras	401.03.22.00	Primas de profesionalización a obreros
6	Otras	1	Otras	401.03.26.00	Primas por hijos al personal militar
6	Otras	1	Otras	401.03.27.00	Primas de profesionalización al personal militar
6	Otras	1	Otras	401.03.28.00	Primas por antigüedad al personal militar
6	Otras	1	Otras	401.03.29.00	Primas por potencial de ascenso al personal militar
6	Otras	1	Otras	401.03.30.00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad
6	Otras	1	Otras	401.03.31.00	Primas por riesgo al personal militar y de seguridad
6	Otras	1	Otras	401.03.97.00	Otras primas a empleados
6	Otras	1	Otras	401.03.98.00	Otras primas a obreros
6	Otras	1	Otras	401.03.99.00	Otras primas al personal militar
6	Otras	1	Otras	401.04.00.00	Complementos de sueldos y salarios
6	Otras	1	Otras	401.04.01.00	Complemento a empleados por horas extraordinarias o por sobre tiempo
6	Otras	1	Otras	401.04.02.00	Complemento a empleados por trabajo nocturno

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
6	Otras	1	Otras	401.04.03.00	Complemento a empleados por gastos de alimentación
6	Otras	1	Otras	401.04.04.00	Complemento a empleados por gastos de transporte
6	Otras	1	Otras	401.04.05.00	Complemento a empleados por gastos de representación
6	Otras	1	Otras	401.04.06.00	Complemento a empleados por comisión de servicios
6	Otras	1	Otras	401.04.07.00	Bonificación a empleados
6	Otras	1	Otras	401.04.08.00	Bono compensatorio de alimentación a empleados
6	Otras	1	Otras	401.04.09.00	Bono compensatorio de transporte a empleados
6	Otras	1	Otras	401.04.14.00	Complemento a obreros por horas extraordinarias o por sobre tiempo
6	Otras	1	Otras	401.04.15.00	Complemento a obreros por trabajo o jornada nocturna
6	Otras	1	Otras	401.04.16.00	Complemento a obreros por gastos de alimentación
6	Otras	1	Otras	401.04.17.00	Complemento a obreros por gastos de transporte
6	Otras	1	Otras	401.04.18.00	Bono compensatorio de alimentación a obreros
6	Otras	1	Otras	401.04.19.00	Bono compensatorio de transporte a obreros
6	Otras	1	Otras	401.04.24.00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo
6	Otras	1	Otras	401.04.25.00	Complemento al personal contratado por gastos de alimentación
6	Otras	1	Otras	401.04.26.00	Bono compensatorio de alimentación al personal contratado
6	Otras	1	Otras	401.04.27.00	Bono compensatorio de transporte al personal contratado
6	Otras	1	Otras	401.04.32.00	Complemento al personal militar por gastos de alimentación
6	Otras	1	Otras	401.04.33.00	Complemento al personal militar por gastos de transporte
6	Otras	1	Otras	401.04.34.00	Complemento al personal militar en el exterior
6	Otras	1	Otras	401.04.35.00	Bono compensatorio de alimentación al personal militar
6	Otras	1	Otras	401.04.96.00	Otros complementos a empleados
6	Otras	1	Otras	401.04.97.00	Otros complementos a obreros
6	Otras	1	Otras	401.04.98.00	Otros complementos al personal contratado
6	Otras	1	Otras	401.04.99.00	Otros complementos al personal militar
6	Otras	1	Otras	401.05.00.00	Aguinaldos, utilidades o bonificación legal, y bono vacacional a empleados, obreros, contratados, personal militar y parlamentarios
6	Otras	1	Otras	401.05.01.00	Aguinaldos a empleados
6	Otras	1	Otras	401.05.02.00	Utilidades legales y convencionales a empleados
6	Otras	1	Otras	401.05.03.00	Bono vacacional a empleados
6	Otras	1	Otras	401.05.04.00	Aguinaldos a obreros
6	Otras	1	Otras	401.05.05.00	Utilidades legales y convencionales a obreros
6	Otras	1	Otras	401.05.06.00	Bono vacacional a obreros
6	Otras	1	Otras	401.05.07.00	Aguinaldos al personal contratado
6	Otras	1	Otras	401.05.08.00	Bono vacacional al personal contratado
6	Otras	1	Otras	401.05.09.00	Aguinaldos al personal militar
6	Otras	1	Otras	401.05.10.00	Bono vacacional al personal militar
6	Otras	1	Otras	401.06.00.00	Aportes patronales y legales por empleados, obreros, personal militar y parlamentarios
6	Otras	1	Otras	401.06.01.00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados
6	Otras	1	Otras	401.06.02.00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados
6	Otras	1	Otras	401.06.03.00	Aporte patronal al Fondo de Jubilaciones por empleados
6	Otras	1	Otras	401.06.04.00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados
6	Otras	1	Otras	401.06.05.00	Aporte patronal al Fondo de Ahorro Habitacional por empleados
6	Otras	1	Otras	401.06.10.00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
6	Otras	1	Otras	401.06.11.00	Aporte patronal al Fondo de Jubilaciones por obreros
6	Otras	1	Otras	401.06.12.00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros
6	Otras	1	Otras	401.06.13.00	Aporte patronal al Fondo de Ahorro Habitacional por obreros
6	Otras	1	Otras	401.06.18.00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior
6	Otras	1	Otras	401.06.19.00	Aporte patronal al Fondo de Ahorro Habitacional por personal militar
6	Otras	1	Otras	401.06.96.00	Otros aportes legales por empleados
6	Otras	1	Otras	401.06.97.00	Otros aportes legales por obreros
6	Otras	1	Otras	401.06.98.00	Otros aportes legales por personal militar
6	Otras	1	Otras	401.07.00.00	Asistencia socio-económica a empleados, obreros, contratados, personal militar y parlamentarios
6	Otras	1	Otras	401.07.01.00	Capacitación y adiestramiento a empleados
6	Otras	1	Otras	401.07.02.00	Becas a empleados
6	Otras	1	Otras	401.07.03.00	Ayudas por matrimonio a empleados
6	Otras	1	Otras	401.07.04.00	Ayudas por nacimiento de hijos a empleados
6	Otras	1	Otras	401.07.05.00	Ayudas por defunción a empleados
6	Otras	1	Otras	401.07.06.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados
6	Otras	1	Otras	401.07.07.00	Aporte patronal a cajas de ahorro por empleados
6	Otras	1	Otras	401.07.08.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados
6	Otras	1	Otras	401.07.09.00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos
6	Otras	1	Otras	401.07.10.00	Dotación de uniformes a empleados
6	Otras	1	Otras	401.07.11.00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados
6	Otras	1	Otras	401.07.12.00	Aportes para la adquisición de juguetes para los hijos del personal empleado
6	Otras	1	Otras	401.07.17.00	Capacitación y adiestramiento a obreros
6	Otras	1	Otras	401.07.18.00	Becas a obreros
6	Otras	1	Otras	401.07.19.00	Ayudas por matrimonio de obreros
6	Otras	1	Otras	401.07.20.00	Ayudas por nacimiento de hijos de obreros
6	Otras	1	Otras	401.07.21.00	Ayudas por defunción a obreros
6	Otras	1	Otras	401.07.22.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros
6	Otras	1	Otras	401.07.23.00	Aporte patronal a cajas de ahorro por obreros
6	Otras	1	Otras	401.07.24.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros
6	Otras	1	Otras	401.07.25.00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos
6	Otras	1	Otras	401.07.26.00	Dotación de uniformes a obreros
6	Otras	1	Otras	401.07.27.00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros
6	Otras	1	Otras	401.07.28.00	Aportes para la adquisición de juguetes para los hijos del personal obrero
6	Otras	1	Otras	401.07.33.00	Asistencia socio-económica al personal contratado
6	Otras	1	Otras	401.07.34.00	Capacitación y adiestramiento al personal militar
6	Otras	1	Otras	401.07.35.00	Becas al personal militar
6	Otras	1	Otras	401.07.36.00	Ayudas por matrimonio al personal militar
6	Otras	1	Otras	401.07.37.00	Ayudas por nacimiento de hijos al personal militar
6	Otras	1	Otras	401.07.38.00	Ayudas por defunción al personal militar
6	Otras	1	Otras	401.07.39.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal milit
6	Otras	1	Otras	401.07.40.00	Aporte patronal a caja de ahorro por personal militar

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
6	Otras	1	Otras	401.07.41.00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios personal militar
6	Otras	1	Otras	401.07.42.00	Ayudas al personal militar para adquisición de uniformes y útiles escolares de sus hijos
6	Otras	1	Otras	401.07.43.00	Aportes para la adquisición de juguetes para los hijos del personal milita
6	Otras	1	Otras	401.07.96.00	Otras subvenciones a empleados
6	Otras	1	Otras	401.07.97.00	Otras subvenciones a obreros
6	Otras	1	Otras	401.07.98.00	Otras subvenciones al personal milita
6	Otras	1	Otras	401.08.00.00	Prestaciones sociales e indemnizaciones a empleados, obreros, contratados, personal militar y parlamentarios
6	Otras	1	Otras	401.08.01.00	Prestaciones sociales e indemnizaciones a empleados
6	Otras	1	Otras	401.08.02.00	Prestaciones sociales e indemnizaciones a obreros
6	Otras	1	Otras	401.08.03.00	Prestaciones sociales e indemnizaciones al personal contratado
6	Otras	1	Otras	401.08.04.00	Prestaciones sociales e indemnizaciones al personal milita
6	Otras	1	Otras	401.09.00.00	Capacitación y adiestramiento realizado por personal del organismo
6	Otras	1	Otras	401.09.01.00	Capacitación y adiestramiento realizado por personal del organismo
6	Otras	1	Otras	401.96.00.00	Otros gastos del personal empleado
6	Otras	1	Otras	401.96.01.00	Otros gastos del personal empleado
6	Otras	1	Otras	401.97.00.00	Otros gastos del personal obrero
6	Otras	1	Otras	401.97.01.00	Otros gastos del personal obrero
6	Otras	1	Otras	401.98.00.00	Otros gastos del personal militar
6	Otras	1	Otras	401.98.01.00	Otros gastos del personal militar
6	Otras	1	Otras	401.99.00.00	Otros gastos de los parlamentarios
6	Otras	1	Otras	402.00.00.00	Materiales, suministros y mercancías
6	Otras	1	Otras	402.01.00.00	Productos alimenticios y agropecuarios
6	Otras	1	Otras	402.01.01.00	Alimentos y bebidas para personas
6	Otras	1	Otras	402.01.02.00	Alimentos para animales
6	Otras	1	Otras	402.01.03.00	Productos agrícolas y pecuarios
6	Otras	1	Otras	402.01.04.00	Productos de la caza y pesca
6	Otras	1	Otras	402.01.99.00	Otros productos alimenticios y agropecuarios
6	Otras	1	Otras	402.02.00.00	Productos de minas, canteras y yacimientos
6	Otras	1	Otras	402.02.01.00	Carbón mineral
6	Otras	1	Otras	402.02.02.00	Petróleo crudo y gas natural
6	Otras	1	Otras	402.02.03.00	Mineral de hierro
6	Otras	1	Otras	402.02.04.00	Mineral no ferroso
6	Otras	1	Otras	402.02.05.00	Piedra, arcilla, arena y tierra
6	Otras	1	Otras	402.02.06.00	Mineral para la fabricación de productos químicos
6	Otras	1	Otras	402.02.07.00	Sal para uso industrial
6	Otras	1	Otras	402.02.99.00	Otros productos de minas, canteras y yacimientos
6	Otras	1	Otras	402.03.00.00	Textiles y vestuarios
6	Otras	1	Otras	402.03.01.00	Textiles
6	Otras	1	Otras	402.03.02.00	Prendas de vestir
6	Otras	1	Otras	402.03.03.00	Calzados
6	Otras	1	Otras	402.03.99.00	Otros productos textiles y vestuarios
6	Otras	1	Otras	402.04.00.00	Productos de cuero y caucho
6	Otras	1	Otras	402.04.01.00	Cueros y pieles
6	Otras	1	Otras	402.04.02.00	Productos de cuero y sucedáneos del cuero
6	Otras	1	Otras	402.04.03.00	Cauchos y tripas para vehículos
6	Otras	1	Otras	402.04.99.00	Otros productos de cuero y caucho

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
6	Otras	1	Otras	402.05.00.00	Productos de papel, cartón e impresos
6	Otras	1	Otras	402.05.01.00	Pulpa de madera, papel y cartón
6	Otras	1	Otras	402.05.02.00	Envases y cajas de papel y cartón
6	Otras	1	Otras	402.05.03.00	Productos de papel y cartón para oficina
6	Otras	1	Otras	402.05.04.00	Libros, revistas y periódicos
6	Otras	1	Otras	402.05.05.00	Material de enseñanza
6	Otras	1	Otras	402.05.06.00	Productos de papel y cartón para computación
6	Otras	1	Otras	402.05.07.00	Productos de papel y cartón para la imprenta y reproducción
6	Otras	1	Otras	402.05.99.00	Otros productos de pulpa, papel y cartón
6	Otras	1	Otras	402.06.00.00	Productos químicos y derivados
6	Otras	1	Otras	402.06.01.00	Sustancias químicas y de uso industrial
6	Otras	1	Otras	402.06.02.00	Abonos, plaguicidas y otros
6	Otras	1	Otras	402.06.03.00	Tintas, pinturas y colorantes
6	Otras	1	Otras	402.06.04.00	Productos farmacéuticos y medicamentos
6	Otras	1	Otras	402.06.05.00	Productos de tocador
6	Otras	1	Otras	402.06.06.00	Combustibles y lubricantes
6	Otras	1	Otras	402.06.07.00	Productos diversos derivados del petróleo y del carbón
6	Otras	1	Otras	402.06.08.00	Productos plásticos
6	Otras	1	Otras	402.06.09.00	Mezclas explosivas
6	Otras	1	Otras	402.06.99.00	Otros productos de la industria química y conexos
6	Otras	1	Otras	402.07.00.00	Productos minerales no metálicos
6	Otras	1	Otras	402.07.01.00	Productos de barro, loza y porcelana
6	Otras	1	Otras	402.07.02.00	Vidrios y productos de vidrio
6	Otras	1	Otras	402.07.03.00	Productos de arcilla para construcción
6	Otras	1	Otras	402.07.04.00	Cemento, cal y yeso
6	Otras	1	Otras	402.07.99.00	Otros productos minerales no metálicos
6	Otras	1	Otras	402.08.00.00	Productos metálicos
6	Otras	1	Otras	402.08.01.00	Productos primarios de hierro y acero
6	Otras	1	Otras	402.08.02.00	Productos de metales no ferrosos
6	Otras	1	Otras	402.08.03.00	Herramientas menores, cuchillería y artículos generales de ferretería
6	Otras	1	Otras	402.08.04.00	Productos metálicos estructurales
6	Otras	1	Otras	402.08.05.00	Materiales de orden público, seguridad y defensa
6	Otras	1	Otras	402.08.06.00	Material de seguridad pública
6	Otras	1	Otras	402.08.07.00	Material de señalamiento
6	Otras	1	Otras	402.08.08.00	Material de educación
6	Otras	1	Otras	402.08.09.00	Repuestos y accesorios para equipos de transporte
6	Otras	1	Otras	402.08.10.00	Repuestos y accesorios para otros equipos
6	Otras	1	Otras	402.08.99.00	Otros productos metálicos
6	Otras	1	Otras	402.09.00.00	Productos de madera
6	Otras	1	Otras	402.09.01.00	Productos primarios de madera
6	Otras	1	Otras	402.09.02.00	Muebles y accesorios de madera para edificaciones
6	Otras	1	Otras	402.09.99.00	Otros productos de madera
6	Otras	1	Otras	402.10.00.00	Productos varios y útiles diversos
6	Otras	1	Otras	402.10.01.00	Artículos de deporte, recreación y juguetes
6	Otras	1	Otras	402.10.02.00	Materiales y útiles de limpieza y aseo
6	Otras	1	Otras	402.10.03.00	Utensilios de cocina y comedor
6	Otras	1	Otras	402.10.04.00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria
6	Otras	1	Otras	402.10.05.00	Útiles de escritorio, oficina y materiales de instrucción

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
6	Otras	1	Otras	402.10.06.00	Condecoraciones, ofrendas y similares
6	Otras	1	Otras	402.10.07.00	Productos de seguridad en el trabajo
6	Otras	1	Otras	402.10.08.00	Materiales para equipos de computación
6	Otras	1	Otras	402.10.09.00	Especies timbradas y valores
6	Otras	1	Otras	402.10.10.00	Útiles religiosos
6	Otras	1	Otras	402.10.11.00	Materiales eléctricos
6	Otras	1	Otras	402.10.12.00	Materiales para instalaciones sanitarias
6	Otras	1	Otras	402.10.13.00	Materiales fotográficos
6	Otras	1	Otras	402.10.99.00	Otros productos y útiles diversos
6	Otras	1	Otras	402.11.00.00	Bienes para la venta
6	Otras	1	Otras	402.11.01.00	Productos y artículos para la venta
6	Otras	1	Otras	402.11.02.00	Maquinarias y equipos para la venta
6	Otras	1	Otras	402.11.99.00	Otros bienes para la venta
6	Otras	1	Otras	402.99.00.00	Otros materiales y suministros
6	Otras	1	Otras	402.99.01.00	Otros materiales y suministros
6	Otras	1	Otras	403.00.00.00	Servicios no personales
6	Otras	1	Otras	403.01.00.00	Alquileres de inmuebles
6	Otras	1	Otras	403.01.01.00	Alquileres de edificios y locales
6	Otras	1	Otras	403.01.02.00	Alquileres de instalaciones culturales y recreativas
6	Otras	1	Otras	403.01.03.00	Alquileres de tierras y terrenos
6	Otras	1	Otras	403.02.00.00	Alquileres de maquinaria y equipos
6	Otras	1	Otras	403.02.01.00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller
6	Otras	1	Otras	403.02.02.00	Alquileres de equipos de transporte, tracción y elevación
6	Otras	1	Otras	403.02.03.00	Alquileres de equipos de comunicaciones y de señalamiento
6	Otras	1	Otras	403.02.04.00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria
6	Otras	1	Otras	403.02.05.00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación
6	Otras	1	Otras	403.02.06.00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento
6	Otras	1	Otras	403.02.99.00	Alquileres de otras maquinaria y equipos
6	Otras	1	Otras	403.03.00.00	Derechos sobre bienes intangibles
6	Otras	1	Otras	403.03.01.00	Marcas de fábrica y patentes de invención
6	Otras	1	Otras	403.03.02.00	Derechos de autor
6	Otras	1	Otras	403.03.03.00	Paquetes y programas de computación
6	Otras	1	Otras	403.03.04.00	Concesión de bienes y servicios
6	Otras	1	Otras	403.04.00.00	Servicios básicos
6	Otras	1	Otras	403.04.01.00	Electricidad
6	Otras	1	Otras	403.04.02.00	Gas
6	Otras	1	Otras	403.04.03.00	Agua
6	Otras	1	Otras	403.04.04.00	Teléfonos
6	Otras	1	Otras	403.04.05.00	Servicio de comunicaciones
6	Otras	1	Otras	403.04.06.00	Servicio de aseo urbano y domiciliario
6	Otras	1	Otras	403.04.07.00	Servicio de condominio
6	Otras	1	Otras	403.05.00.00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos
6	Otras	1	Otras	403.05.01.00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad
6	Otras	1	Otras	403.05.02.00	Servicio de administración, vigilancia y mantenimiento del servicio de gas
6	Otras	1	Otras	403.05.03.00	Servicio de administración, vigilancia y mantenimiento del servicio de agua
6	Otras	1	Otras	403.05.04.00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos
6	Otras	1	Otras	403.05.05.00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
6	Otras	1	Otras	403.05.06.00	Servicio de administración, vigilancia y mantenimiento del servicio de aseo urbano y domiciliario
6	Otras	1	Otras	403.06.00.00	Servicios de transporte y almacenaje
6	Otras	1	Otras	403.06.01.00	Fletes y embalajes
6	Otras	1	Otras	403.06.02.00	Almacenaje
6	Otras	1	Otras	403.06.03.00	Estacionamiento
6	Otras	1	Otras	403.06.04.00	Peaje
6	Otras	1	Otras	403.06.05.00	Servicios de protección en traslado de fondos y de mensajería
6	Otras	1	Otras	403.07.00.00	Servicios de información, impresión y relaciones públicas
6	Otras	1	Otras	403.07.01.00	Publicidad y propaganda
6	Otras	1	Otras	403.07.02.00	Imprenta y reproducción
6	Otras	1	Otras	403.07.03.00	Relaciones sociales
6	Otras	1	Otras	403.07.04.00	Avisos
6	Otras	1	Otras	403.08.00.00	Primas y otros gastos de seguros y comisiones bancarias
6	Otras	1	Otras	403.08.01.00	Primas y gastos de seguros
6	Otras	1	Otras	403.08.02.00	Comisiones y gastos bancarios
6	Otras	1	Otras	403.08.03.00	Comisiones y gastos de adquisición de seguros
6	Otras	1	Otras	403.09.00.00	Viáticos y pasajes
6	Otras	1	Otras	403.09.01.00	Viáticos y pasajes dentro del país
6	Otras	1	Otras	403.09.02.00	Viáticos y pasajes fuera del país
6	Otras	1	Otras	403.09.03.00	Asignación por kilómetros recorridos
6	Otras	1	Otras	403.10.00.00	Servicios profesionales y técnicos
6	Otras	1	Otras	403.10.01.00	Servicios jurídicos
6	Otras	1	Otras	403.10.02.00	Servicios de contabilidad y auditoría
6	Otras	1	Otras	403.10.03.00	Servicios de procesamiento de datos
6	Otras	1	Otras	403.10.04.00	Servicios de ingeniería y arquitectónicos
6	Otras	1	Otras	403.10.05.00	Servicios médicos, odontológicos y otros servicios de sanidad
6	Otras	1	Otras	403.10.06.00	Servicios de veterinaria
6	Otras	1	Otras	403.10.07.00	Servicios de capacitación y adiestramiento
6	Otras	1	Otras	403.10.08.00	Servicios presupuestarios
6	Otras	1	Otras	403.10.09.00	Servicios de lavandería y tintorería
6	Otras	1	Otras	403.10.10.00	Servicios de vigilancia
6	Otras	1	Otras	403.10.11.00	Servicios para la elaboración y suministro de comida
6	Otras	1	Otras	403.10.99.00	Otros servicios profesionales y técnicos
6	Otras	1	Otras	403.11.00.00	Conservación y reparaciones menores de maquinaria y equipos
6	Otras	1	Otras	403.11.01.00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller
6	Otras	1	Otras	403.11.02.00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación
6	Otras	1	Otras	403.11.03.00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento
6	Otras	1	Otras	403.11.04.00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria
6	Otras	1	Otras	403.11.05.00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación
6	Otras	1	Otras	403.11.06.00	Conservación y reparaciones menores de equipos y armamentos de orden público, segurida y defensa nacional

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
6	Otras	1	Otras	403.11.07.00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento
6	Otras	1	Otras	403.11.99.00	Conservación y reparaciones menores de otras maquinaria y equipos
6	Otras	1	Otras	403.12.00.00	Conservación y reparaciones menores de obras
6	Otras	1	Otras	403.12.01.00	Conservación y reparaciones menores de obras en bienes del dominio privado
6	Otras	1	Otras	403.12.02.00	Conservación y reparaciones menores de obras en bienes del dominio público
6	Otras	1	Otras	403.13.00.00	Servicios de construcciones temporales
6	Otras	1	Otras	403.13.01.00	Servicios de construcciones temporales
6	Otras	1	Otras	403.14.00.00	Servicios de construcción de edificios para la venta
6	Otras	1	Otras	403.14.01.00	Servicios de construcción de edificaciones para la venta
6	Otras	1	Otras	403.15.00.00	Servicios fiscales
6	Otras	1	Otras	403.15.01.00	Derechos de importación y servicios aduaneros
6	Otras	1	Otras	403.15.02.00	Tasas y otros derechos obligatorios
6	Otras	1	Otras	403.15.03.00	Asignación a agentes de especies fiscales
6	Otras	1	Otras	403.15.99.00	Otros servicios fiscales
6	Otras	1	Otras	403.16.00.00	Servicios de diversión, esparcimiento y culturales
6	Otras	1	Otras	403.16.01.00	Servicios de diversión, esparcimiento y culturales
6	Otras	1	Otras	403.17.00.00	Servicios de gestión administrativa prestados por organismos de asistencia técnica
6	Otras	1	Otras	403.17.01.00	Servicios de gestión administrativa prestados por organismos de asistencia técnica
6	Otras	1	Otras	403.18.00.00	Impuestos indirectos
6	Otras	1	Otras	403.18.01.00	Impuesto al valor agregado
6	Otras	1	Otras	403.18.99.00	Otros impuestos indirectos
6	Otras	1	Otras	403.99.00.00	Otros servicios no personales
6	Otras	1	Otras	403.99.01.00	Otros servicios no personales
6	Otras	1	Otras	404.00.00.00	Activos reales
6	Otras	1	Otras	404.01.00.00	Repuestos y reparaciones mayores
6	Otras	1	Otras	404.01.01.00	Repuestos mayores
6	Otras	1	Otras	404.01.01.01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller
6	Otras	1	Otras	404.01.01.02	Repuestos mayores para equipos de transporte, tracción y elevación
6	Otras	1	Otras	404.01.01.03	Repuestos mayores para equipos de comunicaciones y de señalamiento
6	Otras	1	Otras	404.01.01.04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria
6	Otras	1	Otras	404.01.01.05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación
6	Otras	1	Otras	404.01.01.06	Repuestos mayores para equipos y armamentos de orden público, seguridad y defensa
6	Otras	1	Otras	404.01.01.07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento
6	Otras	1	Otras	404.01.01.99	Repuestos mayores para otras maquinaria y equipos
6	Otras	1	Otras	404.01.02.00	Reparaciones mayores de maquinaria y equipos
6	Otras	1	Otras	404.01.02.01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller
6	Otras	1	Otras	404.01.02.02	Reparaciones mayores de equipos de transporte, tracción y elevación
6	Otras	1	Otras	404.01.02.03	Reparaciones mayores de equipos de comunicaciones y de señalamiento
6	Otras	1	Otras	404.01.02.04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria
6	Otras	1	Otras	404.01.02.05	Reparaciones mayores de equipos científicos, religiosos, de enseñanza y recreación

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
6	Otras	1	Otras	404.01.02.06	Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional
6	Otras	1	Otras	404.01.02.07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento
6	Otras	1	Otras	404.01.02.99	Reparaciones mayores de otras maquinaria y equipos
6	Otras	1	Otras	404.02.00.00	Conservación, ampliaciones y mejoras mayores de obras
6	Otras	1	Otras	404.02.01.00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado
6	Otras	1	Otras	404.02.02.00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público
6	Otras	1	Otras	404.03.00.00	Maquinaria y demás equipos de construcción, campo, industria y taller
6	Otras	1	Otras	404.03.01.00	Maquinaria y demás equipos de construcción y mantenimiento
6	Otras	1	Otras	404.03.02.00	Maquinaria y equipos para mantenimiento de automotores
6	Otras	1	Otras	404.03.03.00	Maquinaria y equipos agrícolas y pecuarios
6	Otras	1	Otras	404.03.04.00	Maquinaria y equipos de artes gráficas y reproducción
6	Otras	1	Otras	404.03.05.00	Maquinaria y equipos industriales y de taller
6	Otras	1	Otras	404.03.06.00	Maquinaria y equipos de energía
6	Otras	1	Otras	404.03.07.00	Maquinaria y equipos de riego y acueductos
6	Otras	1	Otras	404.03.08.00	Equipos de almacén
6	Otras	1	Otras	404.03.99.00	Otra maquinaria y demás equipos de construcción, campo, industria y taller
6	Otras	1	Otras	404.04.00.00	Equipos de transporte, tracción y elevación
6	Otras	1	Otras	404.04.01.00	Vehículos automotores terrestres
6	Otras	1	Otras	404.04.02.00	Equipos ferroviarios y de cables aéreos
6	Otras	1	Otras	404.04.03.00	Equipos marítimos de transporte
6	Otras	1	Otras	404.04.04.00	Equipos aéreos de transporte
6	Otras	1	Otras	404.04.05.00	Vehículos de tracción no motorizados
6	Otras	1	Otras	404.04.06.00	Equipos auxiliares de transporte
6	Otras	1	Otras	404.04.99.00	Otros equipos de transporte, tracción y elevación
6	Otras	1	Otras	404.05.00.00	Equipos de comunicaciones y de señalamiento
6	Otras	1	Otras	404.05.01.00	Equipos de telecomunicaciones
6	Otras	1	Otras	404.05.02.00	Equipos de señalamiento
6	Otras	1	Otras	404.05.03.00	Equipos de control de tráfico aéreo
6	Otras	1	Otras	404.05.04.00	Equipos de correo
6	Otras	1	Otras	404.05.99.00	Otros equipos de comunicaciones y de señalamiento
6	Otras	1	Otras	404.06.00.00	Equipos médico - quirúrgicos, dentales y de veterinaria
6	Otras	1	Otras	404.06.01.00	Equipos médico - quirúrgicos, dentales y de veterinaria
6	Otras	1	Otras	404.06.99.00	Otros equipos médico - quirúrgicos, dentales y de veterinaria
6	Otras	1	Otras	404.07.00.00	Equipos científicos, religiosos, de enseñanza y recreación
6	Otras	1	Otras	404.07.01.00	Equipos científicos y de laboratorio
6	Otras	1	Otras	404.07.02.00	Equipos de enseñanza, deporte y recreación
6	Otras	1	Otras	404.07.03.00	Obras de arte
6	Otras	1	Otras	404.07.04.00	Libros, revistas y otros instrumentos de enseñanzas
6	Otras	1	Otras	404.07.05.00	Equipos religiosos
6	Otras	1	Otras	404.07.06.00	Instrumentos musicales y equipos de audio
6	Otras	1	Otras	404.07.99.00	Otros equipos científicos, religiosos, de enseñanza y recreación
6	Otras	1	Otras	404.08.00.00	Equipos y armamentos de orden público, seguridad y defensa
6	Otras	1	Otras	404.08.01.00	Equipos y armamentos de orden público, seguridad y defensa nacional
6	Otras	1	Otras	404.08.99.00	Otros equipos y armamentos de orden público, seguridad y defensa nacional

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
6	Otras	1	Otras	404.09.00.00	Máquinas, muebles y demás equipos de oficina y alojamiento
6	Otras	1	Otras	404.09.01.00	Mobiliario y equipos de oficina
6	Otras	1	Otras	404.09.02.00	Equipos de computación
6	Otras	1	Otras	404.09.03.00	Mobiliario y equipos de alojamiento
6	Otras	1	Otras	404.09.99.00	Otras máquinas, muebles y demás equipos de oficina y alojamiento
6	Otras	1	Otras	404.10.00.00	Semovientes
6	Otras	1	Otras	404.10.01.00	Semovientes
6	Otras	1	Otras	404.11.00.00	Inmuebles, maquinaria y equipos usados
6	Otras	1	Otras	404.11.01.00	Adquisición de tierras y terrenos
6	Otras	1	Otras	404.11.02.00	Adquisición de edificios e instalaciones
6	Otras	1	Otras	404.11.03.00	Expropiación de tierras y terrenos
6	Otras	1	Otras	404.11.04.00	Expropiación de edificios e instalaciones
6	Otras	1	Otras	404.11.05.00	Adquisición de maquinaria y equipos usados
6	Otras	1	Otras	404.11.05.01	Maquinaria y demás equipos de construcción, campo, industria y taller
6	Otras	1	Otras	404.11.05.02	Equipos de transporte, tracción y elevación
6	Otras	1	Otras	404.11.05.03	Equipos de comunicaciones y de señalamiento
6	Otras	1	Otras	404.11.05.04	Equipos médico - quirúrgicos, dentales y de veterinaria
6	Otras	1	Otras	404.11.05.05	Equipos científicos, religiosos, de enseñanza y recreación
6	Otras	1	Otras	404.11.05.06	Equipos para seguridad pública
6	Otras	1	Otras	404.11.05.07	Máquinas, muebles y demás equipos de oficina y alojamiento
6	Otras	1	Otras	404.11.99.00	Otros inmuebles, maquinaria y equipos usados
6	Otras	1	Otras	404.12.00.00	Activos intangibles
6	Otras	1	Otras	404.12.01.00	Marcas de fábrica y patentes de invención
6	Otras	1	Otras	404.12.02.00	Derechos de autor
6	Otras	1	Otras	404.12.03.00	Gastos de organización
6	Otras	1	Otras	404.12.04.00	Paquetes y programas de computación
6	Otras	1	Otras	404.12.05.00	Estudios y proyectos
6	Otras	1	Otras	404.12.99.00	Otros activos intangibles
6	Otras	1	Otras	404.13.00.00	Estudios y proyectos para inversión en activos fijos
6	Otras	1	Otras	404.13.01.00	Estudios y proyectos aplicables a bienes del dominio privado
6	Otras	1	Otras	404.13.02.00	Estudios y proyectos aplicables a bienes del dominio público
6	Otras	1	Otras	404.14.00.00	Contratación de inspección de obras
6	Otras	1	Otras	404.14.01.00	Contratación de inspección de obras de bienes del dominio privado
6	Otras	1	Otras	404.14.02.00	Contratación de inspección de obras de bienes del dominio público
6	Otras	1	Otras	404.15.00.00	Construcciones del dominio privado
6	Otras	1	Otras	404.15.01.00	Construcciones de edificaciones médico-asistenciales
6	Otras	1	Otras	404.15.02.00	Construcciones de edificaciones militares y de seguridad
6	Otras	1	Otras	404.15.03.00	Construcciones de edificaciones educativas, religiosas y recreativas
6	Otras	1	Otras	404.15.04.00	Construcciones de edificaciones culturales y deportivas
6	Otras	1	Otras	404.15.05.00	Construcciones de edificaciones para oficina
6	Otras	1	Otras	404.15.06.00	Construcciones de edificaciones industriales
6	Otras	1	Otras	404.16.00.00	Construcciones del dominio público
6	Otras	1	Otras	404.16.01.00	Construcción de vialidad
6	Otras	1	Otras	404.16.02.00	Construcción de plazas, parques y similares
6	Otras	1	Otras	404.16.03.00	Construcciones de instalaciones hidráulicas
6	Otras	1	Otras	404.16.04.00	Construcciones de puertos y aeropuertos
6	Otras	1	Otras	404.99.00.00	Otros activos reales
6	Otras	1	Otras	404.99.01.00	Otros activos reales

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
6	Otras	1	Otras	405.00.00.00	Activos financieros
6	Otras	1	Otras	405.01.00.00	Aportes en acciones y participaciones de capital
6	Otras	1	Otras	405.01.01.00	Aportes en acciones y participaciones de capital al sector privado
6	Otras	1	Otras	405.01.02.00	Aportes en acciones y participaciones de capital al sector público
6	Otras	1	Otras	405.01.02.01	Aportes en acciones y participaciones de capital a entes descentralizados sin fines empresariales
6	Otras	1	Otras	405.01.02.02	Aportes en acciones y participaciones de capital a instituciones de protección social
6	Otras	1	Otras	405.01.02.03	Aportes en acciones y participaciones de capital a entes descentralizados con fines empresariales petroleros
6	Otras	1	Otras	405.01.02.04	Aportes en acciones y participaciones de capital a entes descentralizados con fines empresariales no petroleros
6	Otras	1	Otras	405.01.02.05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios
6	Otras	1	Otras	405.01.02.06	Aportes en acciones y participaciones de capital a entes descentralizados financieros no bancarios
6	Otras	1	Otras	405.01.02.07	Aportes en acciones y participaciones de capital a organismos del sector público para el pago de su deuda
6	Otras	1	Otras	405.01.03.00	Aportes en acciones y participaciones de capital al sector externo
6	Otras	1	Otras	405.01.03.01	Aportes en acciones y participaciones de capital a organismos internacionales
6	Otras	1	Otras	405.01.03.99	Otros aportes en acciones y participaciones de capital al sector externo
6	Otras	1	Otras	405.02.00.00	Adquisición de títulos y valores que no otorgan propiedad
6	Otras	1	Otras	405.02.01.00	Adquisición de títulos y valores a corto plazo
6	Otras	1	Otras	405.02.01.01	Adquisición de títulos y valores privados
6	Otras	1	Otras	405.02.01.02	Adquisición de títulos y valores públicos
6	Otras	1	Otras	405.02.01.03	Adquisición de títulos y valores externos
6	Otras	1	Otras	405.02.02.00	Adquisición de títulos y valores a largo plazo
6	Otras	1	Otras	405.02.02.01	Adquisición de títulos y valores privados
6	Otras	1	Otras	405.02.02.02	Adquisición de títulos y valores públicos
6	Otras	1	Otras	405.02.02.03	Adquisición de títulos y valores externos
6	Otras	1	Otras	405.03.00.00	Concesión de préstamos a corto plazo
6	Otras	1	Otras	405.03.01.00	Concesión de préstamos al sector privado a corto plazo
6	Otras	1	Otras	405.03.02.00	Concesión de préstamos al sector público a corto plazo
6	Otras	1	Otras	405.03.02.01	Concesión de préstamos a la República
6	Otras	1	Otras	405.03.02.02	Concesión de préstamos a entes descentralizados sin fines empresariales
6	Otras	1	Otras	405.03.02.03	Concesión de préstamos a instituciones de protección social
6	Otras	1	Otras	405.03.02.04	Concesión de préstamos a entes descentralizados con fines empresariales petroleros
6	Otras	1	Otras	405.03.02.05	Concesión de préstamos a entes descentralizados con fines empresariales no petroleros
6	Otras	1	Otras	405.03.02.06	Concesión de préstamos a entes descentralizados financieros bancarios
6	Otras	1	Otras	405.03.02.07	Concesión de préstamos a entes descentralizados financieras no bancarios
6	Otras	1	Otras	405.03.02.08	Concesión de préstamos al Poder Estadal
6	Otras	1	Otras	405.03.02.09	Concesión de préstamos al Poder Municipal
6	Otras	1	Otras	405.03.03.00	Concesión de préstamos al sector externo a corto plazo
6	Otras	1	Otras	405.03.03.01	Concesión de préstamos a instituciones sin fines de lucro
6	Otras	1	Otras	405.03.03.02	Concesión de préstamos a gobiernos extranjeros
6	Otras	1	Otras	405.03.03.03	Concesión de préstamos a organismos internacionales

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
6	Otras	1	Otras	405.04.00.00	Concesión de préstamos a largo plazo
6	Otras	1	Otras	405.04.01.00	Concesión de préstamos al sector privado a largo plazo
6	Otras	1	Otras	405.04.02.00	Concesión de préstamos al sector público a largo plazo
6	Otras	1	Otras	405.04.02.01	Concesión de préstamos a la República
6	Otras	1	Otras	405.04.02.02	Concesión de préstamos a entes descentralizados sin fines empresariales
6	Otras	1	Otras	405.04.02.03	Concesión de préstamos a instituciones de protección social
6	Otras	1	Otras	405.04.02.04	Concesión de préstamos a entes descentralizados con fines empresariales petroleros
6	Otras	1	Otras	405.04.02.05	Concesión de préstamos a entes descentralizados con fines empresariales no petroleros
6	Otras	1	Otras	405.04.02.06	Concesión de préstamos a entes descentralizados financieros bancarios
6	Otras	1	Otras	405.04.02.07	Concesión de préstamos a entes descentralizados financieros no bancarios
6	Otras	1	Otras	405.04.02.08	Concesión de préstamos al Poder Estadal
6	Otras	1	Otras	405.04.02.09	Concesión de préstamos al Poder Municipal
6	Otras	1	Otras	405.04.03.00	Concesión de préstamos al sector externo a largo plazo
6	Otras	1	Otras	405.04.03.01	Concesión de préstamos a instituciones sin fines de lucro
6	Otras	1	Otras	405.04.03.02	Concesión de préstamos a gobiernos extranjeros
6	Otras	1	Otras	405.04.03.03	Concesión de préstamos a organismos internacionales
6	Otras	1	Otras	405.05.00.00	Incremento de disponibilidades
6	Otras	1	Otras	405.05.01.00	Incremento en caja
6	Otras	1	Otras	405.05.02.00	Incremento en bancos
6	Otras	1	Otras	405.05.02.01	Incremento en bancos públicos
6	Otras	1	Otras	405.05.02.02	Incremento en bancos privados
6	Otras	1	Otras	405.05.02.03	Incremento en bancos del exterior
6	Otras	1	Otras	405.05.03.00	Incremento de inversiones temporales
6	Otras	1	Otras	405.06.00.00	Incremento de cuentas por cobrar a corto plazo
6	Otras	1	Otras	405.06.01.00	Incremento de cuentas comerciales por cobrar a corto plazo
6	Otras	1	Otras	405.06.02.00	Incremento de rentas por recaudar a corto plazo
6	Otras	1	Otras	405.06.03.00	Incremento de deudas por rendir
6	Otras	1	Otras	405.06.03.01	Incremento de deudas por rendir de fondos en avance
6	Otras	1	Otras	405.06.03.02	Incremento de deudas por rendir de fondos en anticipo
6	Otras	1	Otras	405.06.99.00	Incremento de otras cuentas por cobrar a corto plazo
6	Otras	1	Otras	405.07.00.00	Incremento de efectos por cobrar a corto plazo
6	Otras	1	Otras	405.07.01.00	Incremento de efectos comerciales por cobrar a corto plazo
6	Otras	1	Otras	405.07.99.00	Incremento de otros efectos por cobrar a corto plazo
6	Otras	1	Otras	405.08.00.00	Incremento de cuentas por cobrar a mediano y largo plazo
6	Otras	1	Otras	405.08.01.00	Incremento de cuentas comerciales por cobrar a mediano y largo plazo
6	Otras	1	Otras	405.08.02.00	Incremento de rentas por recaudar a mediano y largo plazo
6	Otras	1	Otras	405.08.99.00	Incremento de otras cuentas por cobrar a mediano y largo plazo
6	Otras	1	Otras	405.09.00.00	Incremento de efectos por cobrar a mediano y largo plazo
6	Otras	1	Otras	405.09.01.00	Incremento de efectos comerciales por cobrar a mediano y largo plazo
6	Otras	1	Otras	405.09.99.00	Incremento de otros efectos por cobrar a mediano y largo plazo
6	Otras	1	Otras	405.10.00.00	Incremento de fondos en avance, en anticipos y en fideicomiso
6	Otras	1	Otras	405.10.01.00	Incremento de fondos en avance
6	Otras	1	Otras	405.10.02.00	Incremento de fondos en anticipos
6	Otras	1	Otras	405.10.03.00	Incremento de fondos en fideicomiso
6	Otras	1	Otras	405.10.04.00	Incremento de anticipos a proveedores
6	Otras	1	Otras	405.10.05.00	Incremento de anticipos a contratistas por contratos de corto plazo

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
6	Otras	1	Otras	405.10.06.00	Incremento de anticipos a contratistas por contratos de mediano y largo plazo
6	Otras	1	Otras	405.11.00.00	Incremento de activos diferidos a corto plazo
6	Otras	1	Otras	405.11.01.00	Incremento de gastos a corto plazo pagados por anticipado
6	Otras	1	Otras	405.11.01.01	Incremento de intereses de la deuda pública interna a corto plazo pagados por anticipado
6	Otras	1	Otras	405.11.01.02	Incremento de intereses de la deuda pública externa a corto plazo pagados por anticipado
6	Otras	1	Otras	405.11.01.03	Incremento de otros intereses a corto plazo pagados por anticipado
6	Otras	1	Otras	405.11.01.04	Incremento de débitos por apertura de carta de crédito a corto plazo
6	Otras	1	Otras	405.11.01.99	Incremento de otros gastos a corto plazo pagados por anticipado
6	Otras	1	Otras	405.11.02.00	Incremento de depósitos otorgados en garantía a corto plazo
6	Otras	1	Otras	405.11.99.00	Incremento de otros activos diferidos a corto plazo
6	Otras	1	Otras	405.12.00.00	Incremento de activos diferidos a mediano y largo plazo
6	Otras	1	Otras	405.12.01.00	Incremento de gastos a mediano y largo plazo pagados por anticipado
6	Otras	1	Otras	405.12.01.01	Incremento de intereses de la deuda pública interna a largo plazo pagados por anticipado
6	Otras	1	Otras	405.12.01.02	Incremento de intereses de la deuda pública externa a largo plazo pagados por anticipado
6	Otras	1	Otras	405.12.01.08	Incremento de otros intereses a mediano y largo plazo pagados por anticipado
6	Otras	1	Otras	405.12.01.99	Incremento de otros gastos a mediano y largo plazo pagados por anticipado
6	Otras	1	Otras	405.12.02.00	Incremento de depósitos otorgados en garantía a mediano y largo plazo
6	Otras	1	Otras	405.12.99.00	Incremento de otros activos diferidos a mediano y largo plazo
6	Otras	1	Otras	405.13.00.00	Incremento del Fondo de Estabilización Macroeconómica (FEM)
6	Otras	1	Otras	405.13.01.00	Incremento del Fondo de Estabilización Macroeconómica (FEM) de la República
6	Otras	1	Otras	405.13.02.00	Incremento del Fondo de Estabilización Macroeconómica (FEM) del Poder Estadal
6	Otras	1	Otras	405.13.03.00	Incremento del Fondo de Estabilización Macroeconómica (FEM) del Poder Municipal
6	Otras	1	Otras	405.14.00.00	Incremento del Fondo de Ahorro Intergeneracional
6	Otras	1	Otras	405.14.01.00	Incremento del Fondo de Ahorro Intergeneracional
6	Otras	1	Otras	405.15.00.00	Incremento del Fondo de Desarrollo Nacional
6	Otras	1	Otras	405.15.01.00	Incremento del Fondo de Desarrollo Nacional
6	Otras	1	Otras	405.16.00.00	Incremento del Fondo de Aportes del Sector Público
6	Otras	1	Otras	405.16.01.00	Incremento del Fondo de Aportes del Sector Público
6	Otras	1	Otras	405.20.00.00	Incremento de otros activos financieros circulantes
6	Otras	1	Otras	405.20.01.00	Incremento de otros activos financieros circulantes
6	Otras	1	Otras	405.21.00.00	Incremento de otros activos financieros no circulantes
6	Otras	1	Otras	405.21.01.00	Incremento de activos en gestión judicial a mediano y largo plazo
6	Otras	1	Otras	405.21.02.00	Incremento de títulos y otros valores de la deuda pública en litigio a largo plazo
6	Otras	1	Otras	405.21.99.00	Incremento de otros activos financieros no circulantes
6	Otras	1	Otras	405.99.00.00	Otros activos financieros
6	Otras	1	Otras	405.99.01.00	Otros activos financieros
6	Otras	1	Otras	406.00.00.00	Gastos de defensa y seguridad del estado
6	Otras	1	Otras	406.01.00.00	Gastos de defensa y seguridad del Estado
6	Otras	1	Otras	406.01.01.00	Gastos de defensa y seguridad del Estado
6	Otras	1	Otras	407.00.00.00	Transferencias y donaciones
6	Otras	1	Otras	407.01.00.00	Transferencias y donaciones corrientes internas
6	Otras	1	Otras	407.01.01.00	Transferencias corrientes internas al sector privado
6	Otras	1	Otras	407.01.01.01	Pensiones del personal empleado, obrero y militar
6	Otras	1	Otras	407.01.01.02	Jubilaciones del personal empleado, obrero y militar

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
6	Otras	1	Otras	407.01.01.03	Becas escolares
6	Otras	1	Otras	407.01.01.04	Becas universitarias en el país
6	Otras	1	Otras	407.01.01.05	Becas de perfeccionamiento profesional en el país
6	Otras	1	Otras	407.01.01.06	Becas para estudios en el extranjero
6	Otras	1	Otras	407.01.01.07	Otras becas
6	Otras	1	Otras	407.01.01.08	Previsión por accidentes de trabajo
6	Otras	1	Otras	407.01.01.09	Aguinaldos al personal empleado, obrero y militar pensionado
6	Otras	1	Otras	407.01.01.10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado
6	Otras	1	Otras	407.01.01.11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado
6	Otras	1	Otras	407.01.01.12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado
6	Otras	1	Otras	407.01.01.13	Aguinaldos al personal empleado, obrero y militar jubilado
6	Otras	1	Otras	407.01.01.14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado
6	Otras	1	Otras	407.01.01.15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado
6	Otras	1	Otras	407.01.01.16	Otras subvenciones socio - económicas del personal empleado, obrero y militar jubilado
6	Otras	1	Otras	407.01.01.30	Incapacidad temporal sin hospitalización
6	Otras	1	Otras	407.01.01.31	Incapacidad temporal con hospitalización
6	Otras	1	Otras	407.01.01.32	Reposo por maternidad
6	Otras	1	Otras	407.01.01.33	Indemnización por paro forzoso
6	Otras	1	Otras	407.01.01.34	Otros tipos de incapacidad temporal
6	Otras	1	Otras	407.01.01.35	Indemnización por comisión por pensiones
6	Otras	1	Otras	407.01.01.36	Indemnización por comisión por cesantía
6	Otras	1	Otras	407.01.01.37	Incapacidad parcial
6	Otras	1	Otras	407.01.01.38	Invalidez
6	Otras	1	Otras	407.01.01.39	Pensiones por vejez, viudez y orfandad
6	Otras	1	Otras	407.01.01.40	Indemnización por cesantía
6	Otras	1	Otras	407.01.01.41	Otras pensiones y demás prestaciones en dinero
6	Otras	1	Otras	407.01.01.42	Incapacidad parcial por accidente común
6	Otras	1	Otras	407.01.01.43	Incapacidad parcial por enfermedades profesionales
6	Otras	1	Otras	407.01.01.44	Incapacidad parcial por accidente de trabajo
6	Otras	1	Otras	407.01.01.45	Indemnización única por invalidez
6	Otras	1	Otras	407.01.01.46	Indemnización única por vejez
6	Otras	1	Otras	407.01.01.47	Sobrevivientes por enfermedad común
6	Otras	1	Otras	407.01.01.48	Sobrevivientes por accidente común
6	Otras	1	Otras	407.01.01.49	Sobrevivientes por enfermedades profesionales
6	Otras	1	Otras	407.01.01.50	Sobrevivientes por accidentes de trabajo
6	Otras	1	Otras	407.01.01.51	Indemnizaciones por conmutación de renta
6	Otras	1	Otras	407.01.01.52	Indemnizaciones por conmutación de pensiones
6	Otras	1	Otras	407.01.01.53	Indemnizaciones por comisión de renta
6	Otras	1	Otras	407.01.01.54	Asignación por nupcias
6	Otras	1	Otras	407.01.01.55	Asignación por funeraria
6	Otras	1	Otras	407.01.01.56	Otras asignaciones
6	Otras	1	Otras	407.01.01.70	Subsidios educacionales al sector privado
6	Otras	1	Otras	407.01.01.71	Subsidios a universidades privadas
6	Otras	1	Otras	407.01.01.72	Subsidios culturales al sector privado

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
6	Otras	1	Otras	407.01.01.73	Subsidios a instituciones benéficas privadas
6	Otras	1	Otras	407.01.01.74	Subsidios a centros de empleados
6	Otras	1	Otras	407.01.01.75	Subsidios a organismos laborales y gremiales
6	Otras	1	Otras	407.01.01.76	Subsidios a entidades religiosas
6	Otras	1	Otras	407.01.01.77	Subsidios a entidades deportivas y recreativas de carácter privado
6	Otras	1	Otras	407.01.01.78	Subsidios científicos al sector privado
6	Otras	1	Otras	407.01.01.79	Subsidios a cooperativas
6	Otras	1	Otras	407.01.01.80	Subsidios a empresas privadas
6	Otras	1	Otras	407.01.01.99	Otras transferencias corrientes internas al sector privado
6	Otras	1	Otras	407.01.02.00	Donaciones corrientes internas al sector privado
6	Otras	1	Otras	407.01.02.01	Donaciones corrientes a personas
6	Otras	1	Otras	407.01.02.02	Donaciones corrientes a instituciones sin fines de lucro
6	Otras	1	Otras	407.01.03.00	Transferencias corrientes internas al sector público
6	Otras	1	Otras	407.01.03.01	Transferencias corrientes a la República
6	Otras	1	Otras	407.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales
6	Otras	1	Otras	407.01.03.03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social
6	Otras	1	Otras	407.01.03.04	Transferencias corrientes a instituciones de protección social
6	Otras	1	Otras	407.01.03.05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social
6	Otras	1	Otras	407.01.03.06	Transferencias corrientes a entes descentralizados con fines empresariales petroleros
6	Otras	1	Otras	407.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros
6	Otras	1	Otras	407.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios
6	Otras	1	Otras	407.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios
6	Otras	1	Otras	407.01.03.10	Transferencias corrientes al Poder Estadal
6	Otras	1	Otras	407.01.03.11	Transferencias corrientes al Poder Municipal
6	Otras	1	Otras	407.01.03.13	Subsidios otorgados por normas externas
6	Otras	1	Otras	407.01.03.14	Incentivos otorgados por normas externas
6	Otras	1	Otras	407.01.03.15	Subsidios otorgados por precios políticos
6	Otras	1	Otras	407.01.03.16	Subsidios de costos sociales por normas externas
6	Otras	1	Otras	407.01.04.00	Donaciones corrientes internas al sector público
6	Otras	1	Otras	407.01.04.01	Donaciones corrientes a la República
6	Otras	1	Otras	407.01.04.02	Donaciones corrientes a entes descentralizados sin fines empresariales
6	Otras	1	Otras	407.01.04.03	Donaciones corrientes a instituciones de protección social
6	Otras	1	Otras	407.01.04.04	Donaciones corrientes a entes descentralizados con fines empresariales petroleros
6	Otras	1	Otras	407.01.04.05	Donaciones corrientes a entes descentralizados con fines empresariales no petroleros
6	Otras	1	Otras	407.01.04.06	Donaciones corrientes a entes descentralizados financieros bancarios
6	Otras	1	Otras	407.01.04.07	Donaciones corrientes a entes descentralizados financieros no bancarios
6	Otras	1	Otras	407.01.04.08	Donaciones corrientes al Poder Estadal
6	Otras	1	Otras	407.01.04.09	Donaciones corrientes al Poder Municipal
6	Otras	1	Otras	407.02.00.00	Transferencias y donaciones corrientes al exterior
6	Otras	1	Otras	407.02.01.00	Transferencias corrientes al exterior
6	Otras	1	Otras	407.02.01.01	Becas de capacitación e investigación en el exterior
6	Otras	1	Otras	407.02.01.02	Transferencias corrientes a instituciones sin fines de lucro

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
6	Otras	1	Otras	407.02.01.03	Transferencias corrientes a gobiernos extranjeros
6	Otras	1	Otras	407.02.01.04	Transferencias corrientes a organismos internacionales
6	Otras	1	Otras	407.02.02.00	Donaciones corrientes al exterior
6	Otras	1	Otras	407.02.02.01	Donaciones corrientes a personas
6	Otras	1	Otras	407.02.02.02	Donaciones corrientes a instituciones sin fines de lucro
6	Otras	1	Otras	407.02.02.03	Donaciones corrientes a gobiernos extranjeros
6	Otras	1	Otras	407.02.02.04	Donaciones corrientes a organismos internacionales
6	Otras	1	Otras	407.03.00.00	Transferencias y donaciones de capital internas
6	Otras	1	Otras	407.03.01.00	Transferencias de capital internas al sector privado
6	Otras	1	Otras	407.03.01.01	Transferencias de capital a personas
6	Otras	1	Otras	407.03.01.02	Transferencias de capital a instituciones sin fines de lucro
6	Otras	1	Otras	407.03.01.03	Transferencias de capital a empresas privadas
6	Otras	1	Otras	407.03.02.00	Donaciones de capital internas al sector privado
6	Otras	1	Otras	407.03.02.01	Donaciones de capital a personas
6	Otras	1	Otras	407.03.02.02	Donaciones de capital a instituciones sin fines de lucro
6	Otras	1	Otras	407.03.03.00	Transferencias de capital internas al sector público
6	Otras	1	Otras	407.03.03.01	Transferencias de capital a la República
6	Otras	1	Otras	407.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales
6	Otras	1	Otras	407.03.03.03	Transferencias de capital a instituciones de protección social
6	Otras	1	Otras	407.03.03.04	Transferencias de capital a entes descentralizados con fines empresariales petroleros
6	Otras	1	Otras	407.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros
6	Otras	1	Otras	407.03.03.06	Transferencias de capital a entes descentralizados financieros bancarios
6	Otras	1	Otras	407.03.03.07	Transferencias de capital a entes descentralizados financieros no bancarios
6	Otras	1	Otras	407.03.03.08	Transferencias de capital al Poder Estadal
6	Otras	1	Otras	407.03.03.09	Transferencias de capital al Poder Municipal
6	Otras	1	Otras	407.03.04.00	Donaciones de capital internas al sector público
6	Otras	1	Otras	407.03.04.01	Donaciones de capital a la República
6	Otras	1	Otras	407.03.04.02	Donaciones de capital a entes descentralizados sin fines empresariales
6	Otras	1	Otras	407.03.04.03	Donaciones de capital a instituciones de protección social
6	Otras	1	Otras	407.03.04.04	Donaciones de capital a entes descentralizados con fines empresariales petroleros
6	Otras	1	Otras	407.03.04.05	Donaciones de capital a entes descentralizados con fines empresariales no petroleros
6	Otras	1	Otras	407.03.04.06	Donaciones de capital a entes descentralizados financieros bancarios
6	Otras	1	Otras	407.03.04.07	Donaciones de capital a entes descentralizados financieros no bancarios
6	Otras	1	Otras	407.03.04.08	Donaciones de capital al Poder Estadal
6	Otras	1	Otras	407.03.04.09	Donaciones de capital al Poder Municipal
6	Otras	1	Otras	407.04.00.00	Transferencias y donaciones de capital al exterior
6	Otras	1	Otras	407.04.01.00	Transferencias de capital al exterior
6	Otras	1	Otras	407.04.01.01	Transferencias de capital a personas
6	Otras	1	Otras	407.04.01.02	Transferencias de capital a instituciones sin fines de lucro
6	Otras	1	Otras	407.04.01.03	Transferencias de capital a gobiernos extranjeros
6	Otras	1	Otras	407.04.01.04	Transferencias de capital a organismos internacionales
6	Otras	1	Otras	407.04.02.00	Donaciones de capital al exterior
6	Otras	1	Otras	407.04.02.01	Donaciones de capital a personas
6	Otras	1	Otras	407.04.02.02	Donaciones de capital a instituciones sin fines de lucro
6	Otras	1	Otras	407.04.02.03	Donaciones de capital a gobiernos extranjeros

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
6	Otras	1	Otras	407.04.02.04	Donaciones de capital a organismos internacionales
6	Otras	1	Otras	407.05.00.00	Situado
6	Otras	1	Otras	407.05.01.00	Situado Constitucional
6	Otras	1	Otras	407.05.01.01	Situado Estadal
6	Otras	1	Otras	407.05.01.02	Situado Municipal
6	Otras	1	Otras	407.05.01.03	Subsidio de régimen especial
6	Otras	1	Otras	407.05.02.00	Situado Estadal a Municipal
6	Otras	1	Otras	407.06.00.00	Subsidio de Régimen Especial
6	Otras	1	Otras	407.06.01.00	Subsidio de Régimen Especial
6	Otras	1	Otras	407.07.00.00	Subsidio de capitalidad
6	Otras	1	Otras	407.07.01.00	Subsidio de capitalidad
6	Otras	1	Otras	407.08.00.00	Asignaciones Económicas Especiales (LAEE)
6	Otras	1	Otras	407.08.01.00	Asignaciones Económicas Especiales (LAEE) Estadal
6	Otras	1	Otras	407.08.02.00	Asignaciones Económicas Especiales (LAEE) Estadal a Municipal
6	Otras	1	Otras	407.08.03.00	Asignaciones Económicas Especiales (LAEE) Municipal
6	Otras	1	Otras	407.09.00.00	Aportes a los Estados y Municipios por transferencia de servicios
6	Otras	1	Otras	407.09.01.00	Aportes a los Estados por transferencia de servicios
6	Otras	1	Otras	407.09.02.00	Aportes a los Municipios por transferencia de servicios
6	Otras	1	Otras	407.10.00.00	Fondo Intergubernamental para la Descentralización (FIDES)
6	Otras	1	Otras	407.10.01.00	Fondo Intergubernamental para la Descentralización (FIDES)
6	Otras	1	Otras	407.11.00.00	Fondo de Compensación Interterritorial
6	Otras	1	Otras	407.11.01.00	Fondo de Compensación Interterritorial Estadal
6	Otras	1	Otras	408.00.00.00	Otros gastos
6	Otras	1	Otras	408.01.00.00	Depreciación y amortización
6	Otras	1	Otras	408.01.01.00	Depreciación
6	Otras	1	Otras	408.01.01.01	Depreciación de edificios e instalaciones
6	Otras	1	Otras	408.01.01.02	Depreciación de maquinaria y demás equipos de construcción, campo, industria y taller
6	Otras	1	Otras	408.01.01.03	Depreciación de equipos de transporte, tracción y elevación
6	Otras	1	Otras	408.01.01.04	Depreciación de equipos de comunicaciones y de señalamiento
6	Otras	1	Otras	408.01.01.05	Depreciación de equipos médico - quirúrgicos, dentales y de veterinaria
6	Otras	1	Otras	408.01.01.06	Depreciación de equipos científicos, religiosos, de enseñanza y recreación
6	Otras	1	Otras	408.01.01.07	Depreciación de equipos para la seguridad pública
6	Otras	1	Otras	408.01.01.08	Depreciación de máquinas, muebles y demás equipos de oficina y alojamiento
6	Otras	1	Otras	408.01.01.09	Depreciación de semovientes
6	Otras	1	Otras	408.01.01.99	Depreciación de otros bienes de uso
6	Otras	1	Otras	408.01.02.00	Amortización
6	Otras	1	Otras	408.01.02.01	Amortización de marcas de fábrica y patentes de invención
6	Otras	1	Otras	408.01.02.02	Amortización de derechos de autor
6	Otras	1	Otras	408.01.02.03	Amortización de gastos de organización
6	Otras	1	Otras	408.01.02.04	Amortización de paquetes y programas de computación
6	Otras	1	Otras	408.01.02.05	Amortización de estudios y proyectos
6	Otras	1	Otras	408.01.02.99	Amortización de otros activos intangibles
6	Otras	1	Otras	408.02.00.00	Intereses por operaciones financieras
6	Otras	1	Otras	408.02.01.00	Intereses por depósitos internos
6	Otras	1	Otras	408.02.02.00	Intereses por títulos y valores
6	Otras	1	Otras	408.02.03.00	Intereses por otros financiamientos
6	Otras	1	Otras	408.03.00.00	Gastos por operaciones de seguro

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
6	Otras	1	Otras	408.03.01.00	Gastos de siniestros
6	Otras	1	Otras	408.03.02.00	Gastos de operaciones de reaseguros
6	Otras	1	Otras	408.03.99.00	Otros gastos de operaciones de seguro
6	Otras	1	Otras	408.04.00.00	Pérdida en operaciones de los servicios básicos
6	Otras	1	Otras	408.04.01.00	Pérdidas en el proceso de distribución de los servicios
6	Otras	1	Otras	408.04.99.00	Otras pérdidas en operación
6	Otras	1	Otras	408.05.00.00	Obligaciones en el ejercicio vigente
6	Otras	1	Otras	408.05.01.00	Devoluciones de cobros indebidos
6	Otras	1	Otras	408.05.02.00	Devoluciones y reintegros diversos
6	Otras	1	Otras	408.05.03.00	Indemnizaciones diversas
6	Otras	1	Otras	408.06.00.00	Pérdidas ajenas a la operación
6	Otras	1	Otras	408.06.01.00	Pérdidas en inventarios
6	Otras	1	Otras	408.06.02.00	Pérdidas en operaciones cambiarias
6	Otras	1	Otras	408.06.03.00	Pérdidas en ventas de activos
6	Otras	1	Otras	408.06.04.00	Pérdidas por cuentas incobrables
6	Otras	1	Otras	408.06.05.00	Participación en pérdidas de otras empresas
6	Otras	1	Otras	408.06.06.00	Pérdidas por auto-seguro
6	Otras	1	Otras	408.06.07.00	Impuestos directos
6	Otras	1	Otras	408.06.08.00	Intereses de mora
6	Otras	1	Otras	408.06.09.00	Reservas técnicas
6	Otras	1	Otras	408.07.00.00	Descuentos, bonificaciones y devoluciones
6	Otras	1	Otras	408.07.01.00	Descuentos sobre ventas
6	Otras	1	Otras	408.07.02.00	Bonificaciones por ventas
6	Otras	1	Otras	408.07.03.00	Devoluciones por ventas
6	Otras	1	Otras	408.07.04.00	Devoluciones por primas de seguro
6	Otras	1	Otras	408.08.00.00	Indemnizaciones y sanciones pecuniarias
6	Otras	1	Otras	408.08.01.00	Indemnizaciones por daños y perjuicios
6	Otras	1	Otras	408.08.01.01	Indemnizaciones por daños y perjuicios ocasionados por organismos de la República, del Poder Estadal y del Poder Municipal
6	Otras	1	Otras	408.08.01.02	Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales
6	Otras	1	Otras	408.08.01.03	Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados con fines empresariales
6	Otras	1	Otras	408.08.02.00	Sanciones pecuniarias
6	Otras	1	Otras	408.08.02.01	Sanciones pecuniarias impuestas a los organismos de la República, del Poder Estadal y del Poder Municipal
6	Otras	1	Otras	408.08.02.02	Sanciones pecuniarias impuestas a los entes descentralizados sin fines empresariales
6	Otras	1	Otras	408.08.02.03	Sanciones pecuniarias ocasionadas por entes descentralizados con fines empresariales
6	Otras	1	Otras	408.99.00.00	Otros gastos
6	Otras	1	Otras	408.99.01.00	Otros gastos
6	Otras	1	Otras	409.00.00.00	Asignaciones no distribuidas
6	Otras	1	Otras	409.01.00.00	Asignaciones no distribuidas de la Asamblea Nacional
6	Otras	1	Otras	409.01.01.00	Asignaciones no distribuidas de la Asamblea Nacional
6	Otras	1	Otras	409.02.00.00	Asignaciones no distribuidas de la Contraloría General de la República
6	Otras	1	Otras	409.02.01.00	Asignaciones no distribuidas de la Contraloría General de la República
6	Otras	1	Otras	409.03.00.00	Asignaciones no distribuidas del Consejo Nacional Electoral

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
6	Otras	1	Otras	409.03.01.00	Asignaciones no distribuidas del Consejo Nacional Electoral
6	Otras	1	Otras	409.04.00.00	Asignaciones no distribuidas del Tribunal Supremo de Justicia
6	Otras	1	Otras	409.04.01.00	Asignaciones no distribuidas del Tribunal Supremo de Justicia
6	Otras	1	Otras	409.05.00.00	Asignaciones no distribuidas del Ministerio Público
6	Otras	1	Otras	409.05.01.00	Asignaciones no distribuidas del Ministerio Público
6	Otras	1	Otras	409.06.00.00	Asignaciones no distribuidas de la Defensoría del Pueblo
6	Otras	1	Otras	409.06.01.00	Asignaciones no distribuidas de la Defensoría del Pueblo
6	Otras	1	Otras	409.07.00.00	Asignaciones no distribuidas del Consejo Moral Republicano
6	Otras	1	Otras	409.07.01.00	Asignaciones no distribuidas del Consejo Moral Republicano
6	Otras	1	Otras	409.08.00.00	Reestructuración de organismos del sector público
6	Otras	1	Otras	409.08.01.00	Reestructuración de organismos del sector público
6	Otras	1	Otras	409.09.00.00	Fondo de apoyo al trabajador y su grupo familiar
6	Otras	1	Otras	409.09.01.00	Fondo de apoyo al trabajador y su grupo familiar de la Administración Pública Nacional
6	Otras	1	Otras	409.09.02.00	Fondo de apoyo al trabajador y su grupo familiar de los Estados y Municipios
6	Otras	1	Otras	409.10.00.00	Reforma de la seguridad social
6	Otras	1	Otras	409.10.01.00	Reforma de la seguridad social
6	Otras	1	Otras	409.11.00.00	Emergencias en el territorio nacional
6	Otras	1	Otras	409.11.01.00	Emergencias en el territorio nacional
6	Otras	1	Otras	409.12.00.00	Fondo para la cancelación de pasivos laborales
6	Otras	1	Otras	409.12.01.00	Fondo para la cancelación de pasivos laborales
6	Otras	1	Otras	409.13.00.00	Fondo para la cancelación de deuda por servicios de electricidad, teléfono, aseo, agua y condominio
6	Otras	1	Otras	409.13.01.00	Fondo para la cancelación de deuda por servicios de electricidad, teléfono, aseo, agua y condominio, de los organismos de la Administración Central
6	Otras	1	Otras	409.13.02.00	Fondo para la cancelación de deuda por servicios de electricidad, teléfono, aseo, agua y condominio, de los organismos de la Administración Descentralizada Nacional
6	Otras	1	Otras	409.14.00.00	Fondo para remuneraciones, pensiones y jubilaciones y otras retribuciones
6	Otras	1	Otras	409.14.01.00	Fondo para remuneraciones, pensiones y jubilaciones y otras retribuciones
6	Otras	1	Otras	409.15.00.00	Fondo para atender compromisos generados de la Ley Orgánica del Trabajo
6	Otras	1	Otras	409.15.01.00	Fondo para atender compromisos generados de la Ley Orgánica del Trabajo
6	Otras	1	Otras	409.16.00.00	Asignaciones para cancelar compromisos pendientes de ejercicios anteriores
6	Otras	1	Otras	409.16.01.00	Asignaciones para cancelar compromisos pendientes de ejercicios anteriores
6	Otras	1	Otras	409.17.00.00	Asignaciones para cancelar la deuda Fogade - Órgano de la República con Competencia en Materia de Finanzas - Banco Central de Venezuela (BCV)
6	Otras	1	Otras	409.17.01.00	Asignaciones para cancelar la deuda Fogade - Órgano de la República con Competencia en Materia de Finanzas - Banco Central de Venezuela (BCV)
6	Otras	1	Otras	409.18.00.00	Asignaciones para atender los gastos de la referenda y elecciones
6	Otras	1	Otras	409.18.01.00	Asignaciones para atender los gastos de la referenda y elecciones
6	Otras	1	Otras	409.19.00.00	Asignaciones para atender los gastos por honorarios profesionales de bufetes internacionales, costas y costos judiciales
6	Otras	1	Otras	409.19.01.00	Asignaciones para atender los gastos por honorarios profesionales de bufetes internacionales, costas y costos judiciales
6	Otras	1	Otras	409.20.00.00	Fondo para atender compromisos generados por la contratación colectiva
6	Otras	1	Otras	409.20.01.00	Fondo para atender compromisos generados por la contratación colectiva
6	Otras	1	Otras	409.21.00.00	Proyecto social especial
6	Otras	1	Otras	409.21.01.00	Proyecto social especial

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
6	Otras	1	Otras	409.22.00.00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales
6	Otras	1	Otras	409.22.01.00	Asignaciones para programas y proyectos financiados con recursos de organismos multilaterales y/o bilaterales
6	Otras	1	Otras	409.23.00.00	Asignación para facilitar la preparación de proyectos
6	Otras	1	Otras	409.23.01.00	Asignación para facilitar la preparación de proyectos
6	Otras	1	Otras	409.24.00.00	Programas de inversión para las entidades estadales, municipalidades y otras instituciones
6	Otras	1	Otras	409.24.01.00	Programas de inversión para las entidades estadales, municipalidades y otras instituciones
6	Otras	1	Otras	409.25.00.00	Cancelación de compromisos
6	Otras	1	Otras	409.25.01.00	Cancelación de compromisos
6	Otras	1	Otras	409.26.00.00	Asignaciones para atender gastos de los organismos del sector público
6	Otras	1	Otras	409.26.01.00	Asignaciones para atender gastos de los organismos del sector público
6	Otras	1	Otras	409.27.00.00	Convenio de Cooperación Especial
6	Otras	1	Otras	409.27.01.00	Convenio de Cooperación Especial
6	Otras	1	Otras	410.00.00.00	Servicio de la deuda pública
6	Otras	1	Otras	410.01.00.00	Servicio de la deuda pública interna a corto plazo
6	Otras	1	Otras	410.01.01.00	Servicio de la deuda pública interna a corto plazo de títulos y valores
6	Otras	1	Otras	410.01.01.01	Amortización de la deuda pública interna a corto plazo de títulos y valores
6	Otras	1	Otras	410.01.01.02	Amortización de la deuda pública interna a corto plazo de letras del tesoro
6	Otras	1	Otras	410.01.01.03	Intereses de la deuda pública interna a corto plazo de títulos y valores
6	Otras	1	Otras	410.01.01.04	Intereses por mora y multas de la deuda pública interna a corto plazo de títulos y valores
6	Otras	1	Otras	410.01.01.05	Comisiones y otros gastos de la deuda pública interna a corto plazo de títulos y valores
6	Otras	1	Otras	410.01.01.06	Descuentos en colocación de títulos y valores de la deuda pública interna a corto plazo
6	Otras	1	Otras	410.01.01.07	Descuentos en colocación de letras del tesoro a corto plazo
6	Otras	1	Otras	410.01.02.00	Servicio de la deuda pública interna por préstamos a corto plazo
6	Otras	1	Otras	410.01.02.01	Amortización de la deuda pública interna por préstamos recibidos del sector privado a corto plazo
6	Otras	1	Otras	410.01.02.02	Amortización de la deuda pública interna por préstamos recibidos de la República a corto plazo
6	Otras	1	Otras	410.01.02.03	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a corto plazo
6	Otras	1	Otras	410.01.02.04	Amortización de la deuda pública interna por préstamos recibidos de instituciones de protección social a corto plazo
6	Otras	1	Otras	410.01.02.05	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a corto plazo
6	Otras	1	Otras	410.01.02.06	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a corto plazo
6	Otras	1	Otras	410.01.02.07	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a corto plazo
6	Otras	1	Otras	410.01.02.08	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a corto plazo
6	Otras	1	Otras	410.01.02.09	Amortización de la deuda pública interna por préstamos recibidos del Poder Estadal a corto plazo

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
6	Otras	1	Otras	410.01.02.10	Amortización de la deuda pública interna por préstamos recibidos del Poder Municipal a corto plazo
6	Otras	1	Otras	410.01.02.11	Intereses de la deuda pública interna por préstamos recibidos del sector privado a corto plazo
6	Otras	1	Otras	410.01.02.12	Intereses de la deuda pública interna por préstamos recibidos de la República a corto plazo
6	Otras	1	Otras	410.01.02.13	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a corto plazo
6	Otras	1	Otras	410.01.02.14	Intereses de la deuda pública interna por préstamos recibidos de instituciones de protección social a corto plazo
6	Otras	1	Otras	410.01.02.15	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a corto plazo
6	Otras	1	Otras	410.01.02.16	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a corto plazo
6	Otras	1	Otras	410.01.02.17	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a corto plazo
6	Otras	1	Otras	410.01.02.18	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a corto plazo
6	Otras	1	Otras	410.01.02.19	Intereses de la deuda pública interna por préstamos recibidos del Poder Estadal a corto plazo
6	Otras	1	Otras	410.01.02.20	Intereses de la deuda pública interna por préstamos recibidos del Poder Municipal a corto plazo
6	Otras	1	Otras	410.01.02.21	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del sector privado a corto plazo
6	Otras	1	Otras	410.01.02.22	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de la República a corto plazo
6	Otras	1	Otras	410.01.02.23	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a corto plazo
6	Otras	1	Otras	410.01.02.24	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de instituciones de protección social a corto plazo
6	Otras	1	Otras	410.01.02.25	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a corto plazo
6	Otras	1	Otras	410.01.02.26	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a corto plazo
6	Otras	1	Otras	410.01.02.27	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a corto plazo
6	Otras	1	Otras	410.01.02.28	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a corto plazo
6	Otras	1	Otras	410.01.02.29	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del Poder Estadal a corto plazo
6	Otras	1	Otras	410.01.02.30	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del Poder Municipal a corto plazo
6	Otras	1	Otras	410.01.02.31	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del sector privado a corto plazo
6	Otras	1	Otras	410.01.02.32	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de la República a corto plazo
6	Otras	1	Otras	410.01.02.33	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a corto plazo

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
6	Otras	1	Otras	410.01.02.34	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de instituciones de protección social a corto plazo
6	Otras	1	Otras	410.01.02.35	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a corto plazo
6	Otras	1	Otras	410.01.02.36	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a corto plazo
6	Otras	1	Otras	410.01.02.37	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a corto plazo
6	Otras	1	Otras	410.01.02.38	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a corto plazo
6	Otras	1	Otras	410.01.02.39	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del Poder Estadal a corto plazo
6	Otras	1	Otras	410.01.02.40	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del Poder Municipal a corto plazo
6	Otras	1	Otras	410.01.03.00	Servicio de la deuda pública interna indirecta por préstamos a corto plazo
6	Otras	1	Otras	410.01.03.01	Amortización de la deuda pública interna indirecta por préstamos recibidos del sector privado a corto plazo
6	Otras	1	Otras	410.01.03.02	Amortización de la deuda pública interna indirecta por préstamos recibidos del sector público a corto plazo
6	Otras	1	Otras	410.01.03.03	Intereses de la deuda pública interna indirecta por préstamos recibidos del sector privado a corto plazo
6	Otras	1	Otras	410.01.03.04	Intereses de la deuda pública interna indirecta por préstamos recibidos del sector público a corto plazo
6	Otras	1	Otras	410.01.03.05	Intereses por mora y multas de la deuda pública interna indirecta por préstamos recibidos del sector privado a corto plazo
6	Otras	1	Otras	410.01.03.06	Intereses por mora y multas de la deuda pública interna indirecta por préstamos recibidos del sector público a corto plazo
6	Otras	1	Otras	410.01.03.07	Comisiones y otros gastos de la deuda pública interna indirecta por préstamos recibidos del sector privado a corto plazo
6	Otras	1	Otras	410.01.03.08	Comisiones y otros gastos de la deuda pública interna indirecta por préstamos recibidos del sector público a corto plazo
6	Otras	1	Otras	410.02.00.00	Servicio de la deuda pública interna a largo plazo
6	Otras	1	Otras	410.02.01.00	Servicio de la deuda pública interna a largo plazo de títulos y valores
6	Otras	1	Otras	410.02.01.01	Amortización de la deuda pública interna a largo plazo de títulos y valores
6	Otras	1	Otras	410.02.01.02	Amortización de la deuda pública interna a largo plazo de letras del tesoro
6	Otras	1	Otras	410.02.01.03	Intereses de la deuda pública interna a largo plazo de títulos y valores
6	Otras	1	Otras	410.02.01.04	Intereses por mora y multas de la deuda pública interna a largo plazo de títulos y valores
6	Otras	1	Otras	410.02.01.05	Comisiones y otros gastos de la deuda pública interna a largo plazo de títulos y valores
6	Otras	1	Otras	410.02.01.06	Descuentos en colocación de títulos y valores de la deuda pública interna a largo plazo
6	Otras	1	Otras	410.02.01.07	Descuentos en colocación de letras del tesoro a largo plazo
6	Otras	1	Otras	410.02.02.00	Servicio de la deuda pública interna por préstamos a largo plazo
6	Otras	1	Otras	410.02.02.01	Amortización de la deuda pública interna por préstamos recibidos del sector privado a largo plazo
6	Otras	1	Otras	410.02.02.02	Amortización de la deuda pública interna por préstamos recibidos de la República a largo plazo

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
6	Otras	1	Otras	410.02.02.03	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a largo plazo
6	Otras	1	Otras	410.02.02.04	Amortización de la deuda pública interna por préstamos recibidos de instituciones de protección social a largo plazo
6	Otras	1	Otras	410.02.02.05	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a largo plazo
6	Otras	1	Otras	410.02.02.06	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a largo plazo
6	Otras	1	Otras	410.02.02.07	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a largo plazo
6	Otras	1	Otras	410.02.02.08	Amortización de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a largo plazo
6	Otras	1	Otras	410.02.02.09	Amortización de la deuda pública interna por préstamos recibidos del Poder Estadal a largo plazo
6	Otras	1	Otras	410.02.02.10	Amortización de la deuda pública interna por préstamos recibidos del Poder Municipal a largo plazo
6	Otras	1	Otras	410.02.02.11	Intereses de la deuda pública interna por préstamos recibidos del sector privado a largo plazo
6	Otras	1	Otras	410.02.02.12	Intereses de la deuda pública interna por préstamos recibidos de la República a largo plazo
6	Otras	1	Otras	410.02.02.13	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a largo plazo
6	Otras	1	Otras	410.02.02.14	Intereses de la deuda pública interna por préstamos recibidos de instituciones de protección social a largo plazo
6	Otras	1	Otras	410.02.02.15	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a largo plazo
6	Otras	1	Otras	410.02.02.16	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a largo plazo
6	Otras	1	Otras	410.02.02.17	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a largo plazo
6	Otras	1	Otras	410.02.02.18	Intereses de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a largo plazo
6	Otras	1	Otras	410.02.02.19	Intereses de la deuda pública interna por préstamos recibidos del Poder Estadal a largo plazo
6	Otras	1	Otras	410.02.02.20	Intereses de la deuda pública interna por préstamos recibidos del Poder Municipal a largo plazo
6	Otras	1	Otras	410.02.02.21	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del sector privado a largo plazo
6	Otras	1	Otras	410.02.02.22	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de la República a largo plazo
6	Otras	1	Otras	410.02.02.23	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a largo plazo
6	Otras	1	Otras	410.02.02.24	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de instituciones de protección social a largo plazo
6	Otras	1	Otras	410.02.02.25	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a largo plazo
6	Otras	1	Otras	410.02.02.26	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a largo plazo

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
6	Otras	1	Otras	410.02.02.27	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a largo plazo
6	Otras	1	Otras	410.02.02.28	Intereses por mora y multas de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a largo plazo
6	Otras	1	Otras	410.02.02.29	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del Poder Estadal a largo plazo
6	Otras	1	Otras	410.02.02.30	Intereses por mora y multas de la deuda pública interna por préstamos recibidos del Poder Municipal a largo plazo
6	Otras	1	Otras	410.02.02.31	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del sector privado a largo plazo
6	Otras	1	Otras	410.02.02.32	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de la República a largo plazo
6	Otras	1	Otras	410.02.02.33	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados sin fines empresariales a largo plazo
6	Otras	1	Otras	410.02.02.34	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de instituciones de protección social a largo plazo
6	Otras	1	Otras	410.02.02.35	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales petroleros a largo plazo
6	Otras	1	Otras	410.02.02.36	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados con fines empresariales no petroleros a largo plazo
6	Otras	1	Otras	410.02.02.37	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados financieros bancarios a largo plazo
6	Otras	1	Otras	410.02.02.38	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos de entes descentralizados financieros no bancarios a largo plazo
6	Otras	1	Otras	410.02.02.39	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del Poder Estadal a largo plazo
6	Otras	1	Otras	410.02.02.40	Comisiones y otros gastos de la deuda pública interna por préstamos recibidos del Poder Municipal a largo plazo
6	Otras	1	Otras	410.02.03.00	Servicio de la deuda pública interna indirecta a largo plazo de títulos y valores
6	Otras	1	Otras	410.02.03.01	Amortización de la deuda pública interna indirecta a largo plazo de títulos y valores
6	Otras	1	Otras	410.02.03.02	Intereses de la deuda pública interna indirecta a largo plazo de títulos y valores
6	Otras	1	Otras	410.02.03.03	Intereses por mora y multas de la deuda pública interna indirecta a largo plazo de títulos y valores
6	Otras	1	Otras	410.02.03.04	Comisiones y otros gastos de la deuda pública interna indirecta a largo plazo de títulos y valores
6	Otras	1	Otras	410.02.03.05	Descuentos en colocación de títulos y valores de la deuda pública interna indirecta de largo plazo
6	Otras	1	Otras	410.02.04.00	Servicio de la deuda pública interna indirecta por préstamos a largo plazo
6	Otras	1	Otras	410.02.04.01	Amortización de la deuda pública interna indirecta por préstamos recibidos del sector privado a largo plazo
6	Otras	1	Otras	410.02.04.02	Amortización de la deuda pública interna indirecta por préstamos recibidos del sector público a largo plazo
6	Otras	1	Otras	410.02.04.03	Intereses de la deuda pública interna indirecta por préstamos recibidos del sector privado a largo plazo
6	Otras	1	Otras	410.02.04.04	Intereses de la deuda pública interna indirecta por préstamos recibidos del sector público a largo plazo
6	Otras	1	Otras	410.02.04.05	Intereses por mora y multas de la deuda pública interna indirecta por préstamos recibidos del sector privado a largo plazo

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
6	Otras	1	Otras	410.02.04.06	Intereses por mora y multas de la deuda pública interna indirecta por préstamos recibidos del sector público a largo plazo
6	Otras	1	Otras	410.02.04.07	Comisiones y otros gastos de la deuda pública interna indirecta por préstamos recibidos del sector privado a largo plazo
6	Otras	1	Otras	410.02.04.08	Comisiones y otros gastos de la deuda pública interna indirecta por préstamos recibidos del sector público a largo plazo
6	Otras	1	Otras	410.03.00.00	Servicio de la deuda pública externa a corto plazo
6	Otras	1	Otras	410.03.01.00	Servicio de la deuda pública externa a corto plazo de títulos y valores
6	Otras	1	Otras	410.03.01.01	Amortización de la deuda pública externa a corto plazo de títulos y valores
6	Otras	1	Otras	410.03.01.02	Intereses de la deuda pública externa a corto plazo de títulos y valores
6	Otras	1	Otras	410.03.01.03	Intereses por mora y multas de la deuda pública externa a corto plazo de títulos y valores
6	Otras	1	Otras	410.03.01.04	Comisiones y otros gastos de la deuda pública externa a corto plazo de títulos y valores
6	Otras	1	Otras	410.03.01.05	Descuentos en colocación de títulos y valores de la deuda pública externa a corto plazo
6	Otras	1	Otras	410.03.02.00	Servicio de la deuda pública externa por préstamos a corto plazo
6	Otras	1	Otras	410.03.02.01	Amortización de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a corto plazo
6	Otras	1	Otras	410.03.02.02	Amortización de la deuda pública externa por préstamos recibidos de organismos internacionales a corto plazo
6	Otras	1	Otras	410.03.02.03	Amortización de la deuda pública externa por préstamos recibidos de instituciones financiera externas a corto plazo
6	Otras	1	Otras	410.03.02.04	Amortización de la deuda pública externa por préstamos recibidos de proveedores de bienes servicios externos a corto plazo
6	Otras	1	Otras	410.03.02.05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a corto plazo
6	Otras	1	Otras	410.03.02.06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a corto plazo
6	Otras	1	Otras	410.03.02.07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a corto plazo
6	Otras	1	Otras	410.03.02.08	Intereses de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
6	Otras	1	Otras	410.03.02.09	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a corto plazo
6	Otras	1	Otras	410.03.02.10	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de organismos internacionales a corto plazo
6	Otras	1	Otras	410.03.02.11	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de instituciones financieras externas a corto plazo
6	Otras	1	Otras	410.03.02.12	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
6	Otras	1	Otras	410.03.02.13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a corto plazo
6	Otras	1	Otras	410.03.02.14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a corto plazo
6	Otras	1	Otras	410.03.02.15	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a corto plazo

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
6	Otras	1	Otras	410.03.02.16	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
6	Otras	1	Otras	410.03.03.00	Servicio de la deuda pública externa indirecta por préstamos a corto plazo
6	Otras	1	Otras	410.03.03.01	Amortización de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a corto plazo
6	Otras	1	Otras	410.03.03.02	Amortización de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a corto plazo
6	Otras	1	Otras	410.03.03.03	Amortización de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a corto plazo
6	Otras	1	Otras	410.03.03.04	Amortización de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
6	Otras	1	Otras	410.03.03.05	Intereses de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a corto plazo
6	Otras	1	Otras	410.03.03.06	Intereses de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a corto plazo
6	Otras	1	Otras	410.03.03.07	Intereses de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a corto plazo
6	Otras	1	Otras	410.03.03.08	Intereses de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
6	Otras	1	Otras	410.03.03.09	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos d gobiernos extranjeros a corto plazo
6	Otras	1	Otras	410.03.03.10	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a corto plazo
6	Otras	1	Otras	410.03.03.11	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a corto plazo
6	Otras	1	Otras	410.03.03.12	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos d proveedores de bienes y servicios externos a corto plazo
6	Otras	1	Otras	410.03.03.13	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a corto plazo
6	Otras	1	Otras	410.03.03.14	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a corto plazo
6	Otras	1	Otras	410.03.03.15	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a corto plazo
6	Otras	1	Otras	410.03.03.16	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a corto plazo
6	Otras	1	Otras	410.04.00.00	Servicio de la deuda pública externa a largo plazo
6	Otras	1	Otras	410.04.01.00	Servicio de la deuda pública externa a largo plazo de títulos y valores
6	Otras	1	Otras	410.04.01.01	Amortización de la deuda pública externa a largo plazo de títulos y valores
6	Otras	1	Otras	410.04.01.02	Intereses de la deuda pública externa a largo plazo de títulos y valores
6	Otras	1	Otras	410.04.01.03	Intereses por mora y multas de la deuda pública externa a largo plazo de títulos y valores
6	Otras	1	Otras	410.04.01.04	Comisiones y otros gastos de la deuda pública externa a largo plazo de títulos y valores
6	Otras	1	Otras	410.04.01.05	Descuentos en colocación de títulos y valores de la deuda pública externa a largo plazo
6	Otras	1	Otras	410.04.02.00	Servicio de la deuda pública externa por préstamos a largo plazo
6	Otras	1	Otras	410.04.02.01	Amortización de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
6	Otras	1	Otras	410.04.02.02	Amortización de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo
6	Otras	1	Otras	410.04.02.03	Amortización de la deuda pública externa por préstamos recibidos de instituciones financiera externas a largo plazo
6	Otras	1	Otras	410.04.02.04	Amortización de la deuda pública externa por préstamos recibidos de proveedores de bienes servicios externos a largo plazo
6	Otras	1	Otras	410.04.02.05	Intereses de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo
6	Otras	1	Otras	410.04.02.06	Intereses de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo
6	Otras	1	Otras	410.04.02.07	Intereses de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo
6	Otras	1	Otras	410.04.02.08	Intereses de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
6	Otras	1	Otras	410.04.02.09	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo
6	Otras	1	Otras	410.04.02.10	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo
6	Otras	1	Otras	410.04.02.11	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo
6	Otras	1	Otras	410.04.02.12	Intereses por mora y multas de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
6	Otras	1	Otras	410.04.02.13	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de gobiernos extranjeros a largo plazo
6	Otras	1	Otras	410.04.02.14	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de organismos internacionales a largo plazo
6	Otras	1	Otras	410.04.02.15	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de instituciones financieras externas a largo plazo
6	Otras	1	Otras	410.04.02.16	Comisiones y otros gastos de la deuda pública externa por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
6	Otras	1	Otras	410.04.03.00	Servicio de la deuda pública externa indirecta a largo plazo de títulos y valores
6	Otras	1	Otras	410.04.03.01	Amortización de la deuda pública externa indirecta a largo plazo de títulos y valores
6	Otras	1	Otras	410.04.03.02	Intereses de la deuda pública externa indirecta a largo plazo de títulos y valores
6	Otras	1	Otras	410.04.03.03	Intereses por mora y multas de la deuda pública externa indirecta a largo plazo de títulos y valores
6	Otras	1	Otras	410.04.03.04	Comisiones y otros gastos de la deuda pública externa indirecta a largo plazo de títulos y valores
6	Otras	1	Otras	410.04.03.05	Descuentos en colocación de títulos y valores de la deuda pública externa indirecta a largo plazo
6	Otras	1	Otras	410.04.04.00	Servicio de la deuda pública externa indirecta por préstamos a largo plazo
6	Otras	1	Otras	410.04.04.01	Amortización de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a largo plazo
6	Otras	1	Otras	410.04.04.02	Amortización de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a largo plazo
6	Otras	1	Otras	410.04.04.03	Amortización de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a largo plazo
6	Otras	1	Otras	410.04.04.04	Amortización de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Especifica		Partida	Denominación
6	Otras	1	Otras	410.04.04.05	Intereses de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a largo plazo
6	Otras	1	Otras	410.04.04.06	Intereses de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a largo plazo
6	Otras	1	Otras	410.04.04.07	Intereses de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a largo plazo
6	Otras	1	Otras	410.04.04.08	Intereses de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
6	Otras	1	Otras	410.04.04.09	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a largo plazo
6	Otras	1	Otras	410.04.04.10	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a largo plazo
6	Otras	1	Otras	410.04.04.11	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a largo plazo
6	Otras	1	Otras	410.04.04.12	Intereses por mora y multas de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
6	Otras	1	Otras	410.04.04.13	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de gobiernos extranjeros a largo plazo
6	Otras	1	Otras	410.04.04.14	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de organismos internacionales a largo plazo
6	Otras	1	Otras	410.04.04.15	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de instituciones financieras externas a largo plazo
6	Otras	1	Otras	410.04.04.16	Comisiones y otros gastos de la deuda pública externa indirecta por préstamos recibidos de proveedores de bienes y servicios externos a largo plazo
6	Otras	1	Otras	410.05.00.00	Reestructuración y/o refinanciamiento de la deuda publica
6	Otras	1	Otras	410.05.01.00	Disminución por reestructuración y/o refinanciamiento de la deuda interna a largo plazo, en a corto plazo-
6	Otras	1	Otras	410.05.02.00	Disminución por reestructuración y/o refinanciamiento de la deuda interna a corto plazo, en a largo plazo
6	Otras	1	Otras	410.05.03.00	Disminución por reestructuración y/o refinanciamiento de la deuda externa a largo plazo, en corto plazo
6	Otras	1	Otras	410.05.04.00	Disminución por reestructuración y/o refinanciamiento de la deuda externa a corto plazo, en largo plazo
6	Otras	1	Otras	410.05.05.00	Disminución de la deuda pública por distribuir
6	Otras	1	Otras	410.05.05.01	Disminución de la deuda pública interna por distribuir
6	Otras	1	Otras	410.05.05.02	Disminución de la deuda pública externa por distribuir
6	Otras	1	Otras	410.06.00.00	Servicio de la deuda pública por obligaciones de ejercicios anteriores
6	Otras	1	Otras	410.06.01.00	Amortización de la deuda pública de obligaciones pendientes de ejercicios anteriores
6	Otras	1	Otras	410.06.02.00	Intereses de la deuda pública de obligaciones pendientes de ejercicios anteriores
6	Otras	1	Otras	410.06.03.00	Intereses por mora y multas de la deuda pública de obligaciones pendientes de ejercicios anteriores
6	Otras	1	Otras	410.06.04.00	Comisiones y otros gastos de la deuda pública de obligaciones pendientes de ejercicios anteriores
6	Otras	1	Otras	411.00.00.00	Disminución de pasivos
6	Otras	1	Otras	411.01.00.00	Disminución de gastos de personal por pagar
6	Otras	1	Otras	411.01.01.00	Disminución de sueldos, salarios y otras remuneraciones por pagar
6	Otras	1	Otras	411.02.00.00	Disminución de aportes patronales y retenciones laborales por pagar

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
6	Otras	1	Otras	411.02.01.00	Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)
6	Otras	1	Otras	411.02.02.00	Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (IPASME)
6	Otras	1	Otras	411.02.03.00	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Jubilaciones
6	Otras	1	Otras	411.02.04.00	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Seguro de Paro Forzoso
6	Otras	1	Otras	411.02.05.00	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Habitacional
6	Otras	1	Otras	411.02.06.00	Disminución de aportes patronales y retenciones laborales por pagar al seguro de vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios
6	Otras	1	Otras	411.02.07.00	Disminución de aportes patronales y retenciones laborales por pagar a cajas de ahorro
6	Otras	1	Otras	411.02.08.00	Disminución de aportes patronales por pagar a organismos de seguridad social
6	Otras	1	Otras	411.02.09.00	Disminución de retenciones laborales por pagar al Instituto Nacional de Capacitación y Educación Socialista (Inces)
6	Otras	1	Otras	411.02.10.00	Disminución de retenciones laborales por pagar por pensión alimenticia
6	Otras	1	Otras	411.02.98.00	Disminución de otros aportes legales por pagar
6	Otras	1	Otras	411.02.99.00	Disminución de otras retenciones laborales por pagar
6	Otras	1	Otras	411.03.00.00	Disminución de cuentas y efectos por pagar a proveedores
6	Otras	1	Otras	411.03.01.00	Disminución de cuentas por pagar a proveedores a corto plazo
6	Otras	1	Otras	411.03.02.00	Disminución de efectos por pagar a proveedores a corto plazo
6	Otras	1	Otras	411.03.03.00	Disminución de cuentas por pagar a proveedores a mediano y largo plazo
6	Otras	1	Otras	411.03.04.00	Disminución de efectos por pagar a proveedores a mediano y largo plazo
6	Otras	1	Otras	411.04.00.00	Disminución de cuentas y efectos por pagar a contratistas
6	Otras	1	Otras	411.04.01.00	Disminución de cuentas por pagar a contratistas a corto plazo
6	Otras	1	Otras	411.04.02.00	Disminución de efectos por pagar a contratistas a corto plazo
6	Otras	1	Otras	411.04.03.00	Disminución de cuentas por pagar a contratistas a mediano largo y plazo
6	Otras	1	Otras	411.04.04.00	Disminución de efectos por pagar a contratistas a mediano y plazo
6	Otras	1	Otras	411.05.00.00	Disminución de intereses por pagar
6	Otras	1	Otras	411.05.01.00	Disminución de intereses internos por pagar
6	Otras	1	Otras	411.05.02.00	Disminución de intereses externos por pagar
6	Otras	1	Otras	411.06.00.00	Disminución de otras cuentas y efectos por pagar a corto plazo
6	Otras	1	Otras	411.06.01.00	Disminución de obligaciones de ejercicios anteriores
6	Otras	1	Otras	411.06.02.00	Disminución de otras cuentas por pagar a corto plazo
6	Otras	1	Otras	411.06.03.00	Disminución de otros efectos por pagar a corto plazo
6	Otras	1	Otras	411.07.00.00	Disminución de pasivos diferidos
6	Otras	1	Otras	411.07.01.00	Disminución de pasivos diferidos a corto plazo
6	Otras	1	Otras	411.07.01.01	Disminución de rentas diferidas por recaudar a corto plazo
6	Otras	1	Otras	411.07.02.00	Disminución de pasivos diferidos a mediano y largo plazo
6	Otras	1	Otras	411.07.02.01	Disminución del rescate de certificados de reintegro tributario
6	Otras	1	Otras	411.07.02.02	Disminución del rescate de bonos de exportación
6	Otras	1	Otras	411.07.02.03	Disminución del rescate de bonos en dación de pagos
6	Otras	1	Otras	411.08.00.00	Disminución de provisiones y reservas técnicas
6	Otras	1	Otras	411.08.01.00	Disminución de provisiones
6	Otras	1	Otras	411.08.01.01	Disminución de provisiones para cuentas incobrables

Partidas por Acciones Centralizadas

Acción Centralizada		Acción Específica		Partida	Denominación
6	Otras	1	Otras	411.08.01.02	Disminución de provisiones para despidos
6	Otras	1	Otras	411.08.01.03	Disminución de provisiones para pérdidas en el inventario
6	Otras	1	Otras	411.08.01.04	Disminución de provisiones para beneficios sociales
6	Otras	1	Otras	411.08.01.99	Disminución de otras provisiones
6	Otras	1	Otras	411.08.02.00	Disminución de reservas técnicas
6	Otras	1	Otras	411.09.00.00	Disminución de fondos de terceros
6	Otras	1	Otras	411.09.01.00	Disminución de depósitos recibidos en garantía
6	Otras	1	Otras	411.09.99.00	Disminución de otros fondos de terceros
6	Otras	1	Otras	411.10.00.00	Disminución de depósitos de instituciones financieras
6	Otras	1	Otras	411.10.01.00	Disminución de depósitos a la vista
6	Otras	1	Otras	411.10.01.01	Disminución de depósitos de terceros a la vista de organismos del sector público
6	Otras	1	Otras	411.10.01.02	Disminución de depósitos de terceros a la vista de personas naturales y jurídicas del sector privado
6	Otras	1	Otras	411.10.02.00	Disminución de depósitos a plazo fijo
6	Otras	1	Otras	411.10.02.01	Disminución de depósitos a plazo fijo de organismos del sector público
6	Otras	1	Otras	411.10.02.02	Disminución de depósitos a plazo fijo de personas naturales y jurídicas del sector privado
6	Otras	1	Otras	411.11.00.00	Obligaciones de ejercicios anteriores
6	Otras	1	Otras	411.11.01.00	Devoluciones de cobros indebidos
6	Otras	1	Otras	411.11.02.00	Devoluciones y reintegros diversos
6	Otras	1	Otras	411.11.03.00	Indemnizaciones diversas
6	Otras	1	Otras	411.11.04.00	Compromisos pendientes de ejercicios anteriores
6	Otras	1	Otras	411.11.05.00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo
6	Otras	1	Otras	411.98.00.00	Disminución de otros pasivos a corto plazo
6	Otras	1	Otras	411.98.01.00	Disminución de otros pasivos a corto plazo
6	Otras	1	Otras	411.99.00.00	Disminución de otros pasivos a mediano y largo plazo
6	Otras	1	Otras	411.99.01.00	Disminución de otros pasivos a mediano y largo plazo
6	Otras	1	Otras	412.00.00.00	Disminución del patrimonio
6	Otras	1	Otras	412.01.00.00	Disminución del capital
6	Otras	1	Otras	412.01.01.00	Disminución del capital fiscal e institucional
6	Otras	1	Otras	412.01.02.00	Disminución de aportes por capitalizar
6	Otras	1	Otras	412.01.03.00	Disminución de dividendos a distribuir
6	Otras	1	Otras	412.02.00.00	Disminución de reservas
6	Otras	1	Otras	412.02.01.00	Disminución de reservas
6	Otras	1	Otras	412.03.00.00	Ajuste por inflación
6	Otras	1	Otras	412.03.01.00	Ajuste por inflación
6	Otras	1	Otras	412.04.00.00	Disminución de resultados
6	Otras	1	Otras	412.04.01.00	Disminución de resultados acumulados
6	Otras	1	Otras	412.04.02.00	Disminución de resultados del ejercicio
6	Otras	1	Otras	498.00.00.00	Rectificaciones al presupuesto
6	Otras	1	Otras	498.01.00.00	Rectificaciones al presupuesto
6	Otras	1	Otras	498.01.01.00	Rectificaciones al presupuesto

ANEXO N° 4

Manual de Referencia del Sistema de Formulación Presupuestaria SISPRE para los Órganos de la República

ONAPRE
Oficina Nacional de Presupuesto

República Bolivariana de Venezuela
Ministerio del Poder Popular de
Planificación y Finanzas
Oficina Nacional de Presupuesto

Manual de Referencia del Sistema de Formulación Presupuestaria SISPRE para los Órganos de la República

Agosto 2011

INDICE

INDICE

INDICE

INDICE

INDICE

INDICE

INDICE

1 APROBACIÓN Y ACTUALIZACIÓN

El Jefe de la Oficina Nacional de Presupuesto, en el **Punto de Cuenta N°** de fecha aprobó la información contenida en el Manual para el uso de la herramienta informática **Sistema de Formulación Presupuestaria (SISPRE), para los Órganos de la República**, el cual contiene las normas e instrucciones para el registro de la información correspondiente al Proyecto y Ley de Presupuesto.

En consecuencia a partir de la presente fecha entre en vigencia el manual, quedando bajo la responsabilidad del Equipo de Aplicaciones Internas y Externas de la Dirección General de Informática, la coordinación de las revisiones anuales y/o eventualidades necesarias para mantener actualizada la información descrita en el presente documento.

Caracas, a los __________ del mes de ___________ del año 2011

ALFREDO R. PARDO ACOSTA
Jefe de la ONAPRE

2 OBJETIVO Y ALCANCE

La Oficina Nacional de Presupuesto ONAPRE como órgano rector del proceso presupuestario, ha desarrollado una versión del Sistema presupuestario basado en el presupuesto por proyecto a fin de apoyar a los Órganos en la recolección, procesamiento y presentación de la información.

Dentro de este contexto, el presente documento, tiene como finalidad orientar a los Órganos de la República, en el uso del Sistema Presupuestario (SISPRE), para la elaboración del Presupuesto.

Este manual está dirigido a todos los usuarios directos e indirectos en el desempeño de las actividades asociadas al Proceso de Formulación del Presupuesto de los Órganos de la República.

3 RECOMENDACIONES DE USO DEL SISTEMA

3.1. Seguridad de las Claves de Acceso al Sistema

Previamente a la creación de las Claves de Acceso al Sistema Presupuestario SISPRE, se debe cumplir con los siguientes pasos:

- El Órgano enviará Oficio a la Oficina Nacional de Presupuesto, con la relación de los funcionarios autorizados, de acuerdo al formato emanado por la ONAPRE. (Ver instructivo para la solicitud de la Clave de Acceso al Sistema de Formulación Presupuestaria-SISPRE, publicado en el portal ONAPRE, www.onapre.gov.ve).
- Cambiar periódicamente la clave de acceso al Sistema (Ver Guía de Pasos para el Cambio de Clave del Sistema Presupuestario – SISPRE, publicado en el portal ONAPRE, www.onapre.gov.ve)

3.2. Requerimientos de Sistema

- El Área del Informática del Órgano, debe habilitar los siguientes puertos de comunicación: 8080, 7777 y 7778, hacia las direcciones IP: 200.44.57.57 /200.44.57.51 /200.44.57.55, con el propósito de garantizar el acceso a la Aplicación y la estabilidad del servicio.
- El navegador recomendado es Internet Explorer versión 6.0 o superior, también es posible usar el navegador Mozilla versión 2.05
- Contar con conexión a Internet de 512 Kb o superior
- Memoria RAM 256 Megas
- Mínimo un Procesador 486

4. INTRODUCCIÓN

El presente documento se desarrolló con la finalidad de ser una herramienta de apoyo y texto de consulta, la cual orientará a los usuarios finales en la operación del **Sistema de Formulación Presupuestaria** (**SISPRE**) para los Órganos de la República.

Esta aplicación, permitirá a los Órganos de la República el ingreso de los datos del Proyecto de Ley de Presupuesto y a la Onapre, la revisión y aprobación del mismo.

En este documento se explican cada una de las pantallas que conforman el referido Sistema, así como los módulos que la integran, por último se suministran la secuencia lógica de operación de cada módulo sobre la base de la necesidad generada en un momento dado, y el orden en que han de ejecutarse las acciones dentro de la aplicación, incluyendo los correspondientes mensajes y confirmación generados por el mismo.

5. INICIO DEL SISTEMA

Para ejecutar el Sistema Presupuestario (SISPRE) Módulo de Formulación, ingrese la siguiente dirección http://www.onapre.gov.ve, en el navegador Web, seguidamente se presentará la siguiente página, la cual corresponde al portal Web de la ONAPRE:


Oficina Nacional de Presupuesto - Microsoft Internet Explorer
http://www.onapre.gov.ve/
Gobierno Bolivariano de Venezuela
ONAPRE
Oficina Nacional de Presupuesto
Ley de Presupuesto para el Ejercicio Fiscal 2008
SISPRE
NUEVO
Siglas y/o Acrónimos Exposición de Motivos 2009
FORMULACIÓN 2009
- Proceso de Formulación del Anteproyecto de Presupuesto para el Ejercicio Fiscal 2009
- Sistema Nueva Etapa - Formulación POAN 2009
Manual para la solicitud de la Clave de Acceso al Sistema Presupuestario SISPRE - Módulo de Formulación Presupuestaria
Instructivo para la Solicitud de la Clave de Acceso al Sistema de Modificaciones Presupuestarias SISPRE
Manual para la solicitud de la Clave de Acceso al Sistema Presupuestario SISPRE - Módulo de Formulación Presupuestaria
Formato de Planilla de solicitud de la clave de Acceso al SISPRE (Título II y
Título II
Título III
Bolívar Fuerte
Reconversión Monetaria
Documentos contentivos del Plan de Migración a Programas Libres con Estándares Abiertos
Ver Video

5.1 Para empezar a trabajar con el Sistema

- Seleccionar y presione el Botón SISPRE, (**SISPRE**), de la pagina Web de la ONAPRE, inmediatamente se presentará la página de Identificación del Usuario, como se muestra seguidamente:


ONAPRE
PORTAL ONAPRE
Identificación del Usuario
Usuario
Clave
Aceptar
Restablecer
Salir

5.2 Elementos de la página

Usuario	Permite ingresar el **Usuario** para el acceso al Sistema.
Clave	Permite ingresar **la clave de validación** para el acceso al Sistema.
Aceptar	Permite entrar al Sistema, una vez ingresados la **identificación** y validación correcta
Restablecer	Permite actualizar los campos de la clave de **identificación y validación** de los datos ingresados previamente
Salir	Permite salir de la página **Identificación del Usuario**

- Posicionar el cursor sobre el Campo *Usuario* e ingresar el código de usuario para el acceso

- Posicionar el cursor sobre el Campo *Clave* e ingresar su Clave

- Seleccionar y presionar el Botón 
Aceptar
, (ACEPTAR)

Nota:	Es importante recordar que las claves de ingreso al Sistema, serán proporcionadas por la ONAPRE. Las mismas deberán ser cambiadas por el usuario en el momento que este ingrese por primera vez al mismo

- Si las claves de acceso ingresadas por el usuario son inválidas, el sistema, seguirá mostrando la página principal

- En caso contrario, si las claves de acceso dadas por el usuario son correctas. El Sistema presentará las siguientes páginas, según sea el caso:

En el caso de entrar por primera vez al Sistema, se mostrará la siguiente página, la cual permitirá al usuario realizar el cambio de la **clave de validación** del usuario


ONAPRE
PORTAL ONAPRE
Clave Anterior
Nueva Clave
Confirmar Nueva Clave
Guardar
Salir

5.3 Elementos de la página

Clave Anterior	Permite ingresar la clave de identificación para el **acceso al Sistema**.
Nueva Clave	Permite ingresar la nueva clave de identificación para el **acceso al Sistema**.
Confirmar Nueva Clave	Permite ingresar de nuevo la nueva clave de validación para el **acceso al Sistema**, para su ratificación.
Guardar	Permite guardar en el Sistema, la nueva clave de **validación del usuario**
Salir	Permite salir de la página **cambio de Clave**

Posicionar el cursor sobre el Campo *Clave Anterior* e ingresar el usuario de acceso que le corresponda

- Posicionar el cursor sobre el Campo *Nueva Clave* e ingresar su nueva clave, la cual puede ser numérica o alfanumérica, y con un rango comprendido entre ocho (8) y quince (15) caracteres

- Para ratificar la acción de cambio de clave, ingresar de nuevo, la nueva clave en el campo Confirmar Clave


PORTAL ONAPRE
Clave Anterior
Nueva Clave
Confirmar Nueva Clave
Guardar
Salir

- Si la nueva clave ingresada por el usuario contiene menos ocho (8) y más de quince (15) caracteres se mostrará el siguiente mensaje


Microsoft Internet Explorer
La Nueva Clave y la Confirmación deben tener de 8 a 15 caracteres
Aceptar

  - Presionar el Botón  (ACEPTAR), para cerrar el cuadro de diálogo y proceder a ingresar la nueva clave que cumpla con las especificaciones

- Si la nueva clave ingresada por el usuario es la misma que la anterior, se mostrará el siguiente mensaje



Microsoft Internet Explorer
La Nueva Clave no puede ser igual a la Anterior
Aceptar

- Presionar el Botón  (ACEPTAR), para cerrar el cuadro de diálogo y proceder a ingresar la nueva clave que cumpla con las especificaciones

- Si la nueva clave ingresada por el usuario se cumple con las especificaciones, se mostrará el siguiente mensaje



Microsoft Internet Explorer
El cambio se realizó Satisfactoriamente
Aceptar

  - Presionar el Botón  (ACEPTAR), para cerrar el cuadro de diálogo que indica que el cambio de la clave se realizó satisfactoriamente

- Seguidamente seleccionar y presionar el Botón , (GUARDAR), para guardar la nueva clave del usuario

- Para salir de esta página, seleccionar y presionar el Botón  (SALIR)

6. Página Principal del Menú SISPRE

Esta página permite visualizar e ingresar a los módulos que integran los procesos de la Imputación Presupuestaria requerida para el Proyecto y Ley de Presupuesto, en ella se presenta los siguientes módulos:

- Actualizar Proyectos
- Unidad Ejecutora
- Estructura Presupuestaria
- Política Presupuestaria
- Fuente Financiamiento por Estructura Presupuestaria
- Proyecto de Endeudamiento por Órgano
- Distribución de Proyectos de Endeudamiento por Estructura Presupuestaria
- Imputación Directa
- Imputación por Transferencia
- Imputación de Créditos que Financian Estudios y Obras
- Recursos Humanos
- Situación de la Carga
- Reportes


ONAPRE
PORTAL ONAPRE
Cambiar Usuario
Cambiar Clave
Salir
SISPRE
Titulo II Formulación de los Órganos
01 Asamblea Nacional
Actualizar Proyectos
Unidades Ejecutoras
Estructura Presupuestaria
Política Presupuestaria
Fuentes de Financiamiento por Estructura Presupuestaria
Proyectos de Endeudamiento por Órgano
Distribución de Proyectos de Endeudamiento por Estructura Presupuestaria
Imputación Directa
Imputación por Transferencias
Imputación de Créditos que Financian Estudios y Obras
Recursos Humanos
Situación de la Carga
Reportes

6.1 Elementos de la página

Actualizar Proyectos	Permite ingresar al módulo **Actualizar Proyectos**
Unidades Ejecutoras	Permite ingresar al módulo **Unidad Ejecutora**
Estructura Presupuestaria	Permite ingresar al módulo **Estructura Presupuestaria**
Política Presupuestaria	Permite ingresar al módulo **Política Presupuestaria**
Fuentes de Financiamiento por Estructura Presupuestaria	Permite ingresar al módulo **Fuente Financiamiento por Estructura Presupuestaria**
Proyectos de Endeudamiento por Órgano	Permite ingresar al módulo **Proyecto de Endeudamiento por Órgano**
Distribución de Proyectos de Endeudamiento por Estructura Presupuestaria	Permite ingresar al módulo **Distribución de Proyectos de Endeudamiento por Estructura Presupuestaria**

Imputación Directa	Permite ingresar al módulo **Imputación Directa**
Imputación por Transferencias	Permite ingresar al módulo **Imputación por Transferencias**
Imputación de Créditos que Financian Estudios y Obras	Permite ingresar al módulo de **Imputación de Créditos que Financian Estudios y Obras**
Recursos Humanos	Permite ingresar al módulo **Recursos Humanos**
Situación de la Carga	Permite ingresar al módulo **Situación de la Carga**
Reportes	Permite ingresar al módulo de **Reportes**
Cambiar Usuario	Permite salir del Sistema y entrar con un Nuevo Usuario, sin salirse del explorador de internet
Cambiar Clave	Permite ingresar a la página **Cambio de Clave**
Salir	Permite salir de la Página de **Sistema de Formulación Presupuestaria – SISPRE**

DESCRIPCIÓN DE CADA UNO DE LOS MÓDULOS

7. ACTUALIZAR PROYECTOS

Esta página permite importar los Proyectos registrados previamente por el Órgano de la República en el sistema Nueva Etapa, al Sistema Presupuestario SISPRE.

Al seleccionar la opción Actualizar Proyectos, se presentará la siguiente página:



Proyectos Nueva Etapa
Asamblea Nacional
Cargar
Código Nueva Etapa
Denominación
Selec.
Actualizar
Salir

7.1 Elementos de la página

Cargar	Permite visualizar los proyectos registrados en el sistema Nueva Etapa
# Código Nueva Etapa	Permite visualizar el código del **Proyecto** registrado en el sistema de **Nueva Etapa**

Denominación	Permite visualizar la denominación del **Proyecto** registrado en el sistema de **Nueva Etapa**
Selec. ☐	Permite escoger cuales serán los **Proyectos** seleccionados para ser **incluidos en la formulación**
Actualizar	Permite importar toda la información del **Proyecto** previamente seleccionado para ser **presupuestado**
Salir	Permite salir de la página **Actualizar Proyectos**

7.2 Para Importar los Proyectos del Sistema Nueva Etapa al Sistema Presupuestario (SISPRE)

- Ingresar a la página **Actualizar Proyectos**
- Seguidamente seleccionar el botón Cargar, inmediatamente se mostrará un listado con todos los proyectos asociados al Órgano


Proyectos Nueva Etapa

Asamblea Nacional

# Código Nueva Etapa	Denominación	Selec.
114492	Rehabilitación y Acondicionamiento de la Infraestructura de la Asamblea Nacional	☐
114437	Gestión Parlamentaria	☐
114559	Gestión Parlamentaria Indígena	☐
114544	Gestión del Parlamentario Latinoamericano	☐
114562	Gestión del Parlamento Amazónico	☐

Cargar
Actualizar
Salir

- Seleccionar los Proyectos a presupuestar posicionando y presionando el cursor sobre el cuadro de selección ☑ (SELEC), como se refleja en la imagen que se muestra a continuación:


Proyectos Nueva Etapa
Asamblea Nacional
Cargar
Código Nueva Etapa
Denominación
Selec.
114492 Rehabilitación y Acondicionamiento de la Infraestructura de la Asamblea Nacional
114437 Gestión Parlamentaria
114559 Gestión Parlamentaria Indígena
114544 Gestión del Parlamentario Latinoamericano
114562 Gestión del Parlamento Amazónico
Actualizar
Salir

- Seguidamente presionar el Botón Actualizar (ACTUALIZAR) para importar los Proyectos seleccionados al SISPRE.

7.3 Para salir del Proceso Actualizar Proyecto

- Presionar el Botón Salir (SALIR), permaneciendo en segundo plano la página principal del Menú SISPRE

Nota: Los Proyectos actualizados podrán ser visualizados en el módulo de Estructura Presupuestaria

8. UNIDAD EJECUTORA

Este módulo permite ingresar, modificar y eliminar las Unidades Ejecutoras (**Ver Anexo A**)

Al seleccionar la opción **Unidades Ejecutoras**, presionando sobre la misma en la página principal del **Menú SISPRE**, se presentará la siguiente página:


Unidades Ejecutoras
Asamblea Nacional
Código
Tipo de Unidad
Seleccione un Tipo de Unidad
Pertenece
Seleccione una Unidad Ejecutora
Ubicación
Seleccione una Ubicación
Estado
INACTIVO
Denominación
Teléfono
Fax
Dirección
Nuevo
Guardar
Eliminar
Restablecer
Salir

8.1 Elementos de la página

Código	Permite ingresar y visualizar el código de la **Unidad Ejecutora**
Tipo de Unidad	Permite seleccionar una **Unidad Ejecutora**
Pertenece	Permite asignar a quien está supeditada la **Unidad Ejecutora**
Ubicación	Permite asignar la ubicación geográfica de la **Unidad Ejecutora**

Estado	Permite asignar el estatus de la **Unidad Ejecutora**
Denominación	Permite ingresar y visualizar el nombre de la **Unidad Ejecutora**
Teléfono	Permite ingresar y visualizar el numero telefónico de la **Unidad Ejecutora**
Fax	Permite ingresar y visualizar el número de fax de la **Unidad Ejecutora**
Dirección	Permite ingresar y visualizar la dirección de la **Unidad Ejecutora**
Nuevo	Permite crear una nueva **Unidad Ejecutora**
Guardar	Permite grabar el archivo de la **Unidad Ejecutora** creada
Eliminar	Permite eliminar una **Unidad Ejecutora**
Restablecer	Permite actualizar la información de la página **Unidad Ejecutora**
Salir	Permite salir de la página **Unidad Ejecutora**

8.2 Para crear una nueva Unidad Ejecutora

- Al ingresar a la página Unidad Ejecutora, seleccionar y presionar el Botón Nuevo, (NUEVO)
- Proceder a ingresar los datos en cada uno de los campos que conforman el proceso de Unidad Ejecutora:
  - Ingresar en el campo *códigos,* el código de la Unidad

Código [ ]

- En el campo lista de selección *Tipo de Unidad,* elija el Tipo de la Unidad


Tipo de Unidad
Seleccione un Tipo de Unidad

- En el campo lista de selección *Pertenece,* elija el Área Administrativa en el caso de que pertenezca a otra la Unidad Administrativa creada


Pertenece
Seleccione una Unidad Ejecutora

- En el campo lista de selección *Ubicación,* elija la Ubicación Geográfica de la Unidad Ejecutora


Ubicación
Seleccione una Ubicación

- Ingresar el nombre de la Unidad, en el campo *Denominación*


Denominación

- Ingresar en el campo *Teléfono,* el número telefónico del Área Administrativa donde está ubicada la Unidad


Teléfono

- Ingresar en el campo *Fax,* el número del fax del Área Administrativa donde está ubicada la Unidad


Fax

- Ingresar en el campo *Dirección,* la dirección del Área Administrativa donde está ubicada la Unidad



Dirección

- Seleccionar y presionar el Botón  (GUARDAR), para confirmar la creación de la Unidad

- Seguidamente, el sistema mostrará el siguiente cuadro de diálogo, el cual indica que la información de la unidad se guardó satisfactoriamente



Microsoft Internet Explorer
El registro se guardó con éxito.
Aceptar

  - Presionar el Botón  (ACEPTAR), para cerrar el cuadro de dialogo

  - La nueva Unidad se visualizará en el árbol de Unidades, del Organismo seleccionado, como se muestra a continuación



Unidades Ejecutoras
Asamblea Nacional
DIRECCIÓN GENERAL DE DESARROLLO HUMANO
DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRAT
Código
Tipo de Unidad
Pertenece
Ubicación
Estado
Denominación
Teléfono
Fax
Dirección
Nuevo
Guardar
Eliminar
Restablecer
Salir

- En caso contrario, de no continuar con el proceso de Creación de Unidades, seleccionar y presionar el Botón 
Restablecer
, (RESTABLECER)

8.3 Para modificar una Unidad Ejecutora

- Ubicar la Unidad Ejecutora que se requiere modificar, mediante el árbol que se encuentra en la parte izquierda de la página, posicionar el cursor sobre la misma

- Seguidamente en la parte derecha de la página se presentará la información de la unidad seleccionada, proceder a realizar los cambios en los campos requeridos

    - En caso de requerir modificar la Unidad Ejecutora, seleccionar la nueva ubicación de la Unidad Ejecutora, a través del campo lista de selección *Ubicación*


Ubicación
010000 - Distrito Capital

    - En caso de requerir modificar el Estado, seleccionar el nuevo estado, a través del campo lista de selección *Estado*


Estado
ACTIVO
INACTIVO
ACTIVO

    - En caso de requerir modificar la Denominación, ingresar en el campo *Denominación*, el nuevo nombre de la Unidad Ejecutora


Denominación

- En caso de requerir modificar el número telefónico, ingresar en el campo *Teléfono,* el nuevo número telefónico del Área Administrativa donde está ubicada la Unidad Ejecutora


Teléfono

- En caso de requerir modificar el número de fax, ingresar en el campo *Fax*, el nuevo número de Fax del Área Administrativa donde está ubicada la Unidad


Fax

- En caso de requerir modificar la Dirección, ingresar en el campo *Dirección*, la nueva Dirección del Área Administrativa donde está ubicada la Unidad


Dirección

- Presionar el Botón 
Guardar
,(GUARDAR) para almacenar la información registrada

- En caso contrario, seleccionar y presionar el Botón 
Restablecer
, (RESTABLECER) para recuperar la información anterior

Nota: Esta opción solo es posible de utilizar antes de guardar los cambios

8.4 Para eliminar una Unidad Ejecutora

- Ubicar la Unidad Ejecutora que se requiere eliminar, mediante el árbol que se encuentra en la parte izquierda de la página, posicionar el cursor sobre la misma

- Seguidamente en la parte derecha de la página se presentará la información de la Unidad seleccionada,


Unidades Ejecutoras
Asamblea Nacional
DIRECCIÓN DE ADMINISTRACIÓN
PRUEBA
ANTV
Código
00009
Tipo de Unidad
Unidad Administradora Desconcentrada con Delegación de F
Pertenece
00002 - PRUEBA
Ubicación
260000 - Distrito Metropolitano
Estado
ACTIVO
Denominación
ANTV
Teléfono
4096000
Fax
4096011
Dirección
CNAPRE
Nuevo
Guardar
Eliminar
Restablecer
Salir

- La Unidad Ejecutora, debe de estar en el Estado Inactiva para poder eliminarla, proceder a cambiar el estado de la Unidad de **Activo** a **Inactivo,** en el campo **Estado**


Estado
ACTIVO
INACTIVO
ACTIVO

En el caso de que no se haya seleccionado el Estado Inactivo, a la Unidad Ejecutora seleccionada para ser eliminada, el Sistema le mostrará el siguiente cuadro de diálogo


Mensaje de página web
La Unidad debe Estar Inactiva primero para poder Eliminarla
Aceptar

- Presionar el Botón  (ACEPTAR), para cerrar el cuadro de diálogo

Aceptar

- Seguidamente seleccionar y presionar Botón 
Eliminar
(ELIMINAR), para eliminar la Unidad Ejecutora, del árbol de Unidades del Órgano seleccionado

- Seguidamente el sistema mostrará el siguiente cuadro de diálogo, el cual indica que la Unidad Ejecutora fue eliminada


Microsoft Internet Explorer
El registro se Eliminó con éxito.
Aceptar

  - Presionar el Botón 
Aceptar
(ACEPTAR), para cerrar el cuadro de diálogo

- Inmediatamente, la Unidad Ejecutora desaparecerá del árbol de Unidades, del Órgano seleccionado, como se muestra a continuación


Unidades Ejecutoras
Asamblea Nacional
DIRECIÓN DE ADMINISTRACIÓN
Código
Tipo de Unidad
Seleccione un Tipo de Unidad
Pertenece
Ubicación
Seleccione una Ubicación
Estado
INACTIVO
Denominación
Teléfono
Fax
Dirección
Nuevo
Guardar
Eliminar
Restablecer
Salir

8.5 Para Salir del proceso Unidad Ejecutora

Para salir de la página **Unidad Ejecutora,** seleccionar y presionar el Botón 
Salir
(SALIR), permaneciendo en segundo plano la página principal del **Menú SISPRE**

9. Estructura Presupuestaria

Este módulo permite visualizar en el Sistema la información correspondiente a la Estructura Presupuestaria, la cual proviene de los datos previamente ingresados en el **Sistema Nueva Etapa**, incorporar la Política Presupuestaria del Órgano, asignar las Unidades Ejecutoras a las Estructuras Presupuestarias y establecerle a cada Proyecto su Tipo.

Al seleccionar la opción **Estructura Presupuestaria,** se presentará la siguiente página:


ESTRUCTURAS PRESUPUESTARIAS
Organo: Asamblea Nacional
Tipo: Proyecto
Proyecto
Acción Centralizada
Código
Denominación
019999000
Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
Salir

9.1 Elementos de la página

Organo:	Permite visualizar el Órgano de la República que accedió al Sistema
Tipo: Proyecto	Permite seleccionar , el tipo de estructura presupuestaria (proyecto y/o acción centralizada)

Código	Permite visualizar el código presupuestario de la estructura presupuestaria
Denominación	Permite visualizar la denominación del código presupuestario de la estructura presupuestaria
Elim	Permite eliminar el Proyecto previamente seleccionado en la página Actualizar Proyecto
Salir	Permite salir de la página lista estructura presupuestaria

9.2 Para ingresar al Detalle de los Proyectos

- Seleccionar y presionar el botón , del campo lista de selección Tipo: para desplegar la lista de Proyecto o Acción Centralizada

- Seleccionar de la lista el Tipo, posicionando el cursor sobre el nombre del mismo.



Tipo:
Proyecto
Proyecto
Acción Centralizada

Al seleccionar el tipo "Proyectos", se mostrará en la página Estructuras Presupuestarias todos los Proyectos Asociados al Órgano, inclusive aquellos que han sido importados a través del módulo Actualizar

- Posicionar y pulsar el cursor sobre el campo Código
010007000 para acceder al detalle del proyecto, tal como se muestra en la imagen que se muestra en la imagen a continuación:


PROYECTO
Código:
019999000
Denominación:
Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
Descripción:
Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
Directriz Estratégica:
<< Seleccione Directriz Estrategica
Ubicación Geográfica:
<< Seleccione la Ubicación >>
Objetivo Estratégico:
NO DEFINIDO
Objetivos Específicos:
NO DEFINIDO
Tipo Proyecto:
Otros Proyectos
Costo Total:
0
Meta:
NO DEFINIDO
Unidad de Medida:
Bolivar
Cantidad:
0 M 0 F 0
Clasificación Sectorial:
<< Seleccione Clasificación Sectorial >>
Situación del Proyecto:
Por Iniciar En Ejecución A Reactivar
Fecha de Inicio:
01/01/2012
Fecha Fin:
31/12/2012
Unidad Ejecutora Responsable:
00001 - DIRECIÓN DE ADMINISTRACIÓN
Acciones Específicas
Código
Denominación
Elim
Guardar
Nueva Acción Específica
Regresar

9.3 Elementos de la página

Código:	Permite visualizar el código del proyecto
Denominación:	Permite visualizar la Denominación del proyecto
Descripción:	Permite visualizar la Descripción del proyecto
Directriz Estratégica:	Permite visualizar el ámbito de acción de gobierno donde se ubica el proyecto

Ubicación Geográfica:	Permite visualizar el nombre de la ubicación geográfica a la cual pertenece el proyecto
Objetivo Estratégico:	Permite visualizar los logros que el Ejecutivo se propone alcanzar en relación con el desarrollo del País, con el proyecto
Objetivos Específicos:	Permite visualizar los logros que el Ejecutivo se propone alcanzar en relación con el desarrollo del País, con el proyecto
Tipo Proyecto:	Permite visualizar el Tipo de Proyecto
Costo Total:	Permite visualizar el monto de lo que se estima es el costo total del Proyecto
Meta:	Permite visualizar la determinación cualitativa y cuantitativa del bien o servicio, indicando que se puede obtener con el proyecto
Unidad de Medida:	Permite visualizar la expresión con la cual es susceptible medir el producto o resultado del proyecto
Cantidad:	Permite visualizar la cantidad de la meta
M 0	Permite Visualizar la cantidad de personal masculino que conforma la meta sensible al género masculino
F 0	Permite Visualizar la cantidad de personal femenino que conforma la meta sensible al género femenino
Clasificación Sectorial:	Permite visualizar la clasificación sectorial del gasto a la cual se asocia dicho proyecto (Ver Anexo B)

Situación del Proyecto:	Permite visualizar el estado de la ejecución del Proyecto de Transferencia
Fecha de Inicio:	Permite visualizar la fecha de comienzo del proyecto
Fecha Fin:	Permite visualizar la fecha de finalización de del proyecto
Unidad Ejecutora Responsable:	Permite desplegar un listado de selección para seleccionar la Unidad Ejecutora Responsable
Acciones Especificas	Permite visualizar la acción especifica perteneciente al proyecto
Guardar	Permite grabar los datos registrados en el proceso de actualización del Proyecto
Regresar	Permite regresar a la pagina Lista Estructuras Presupuestarias

Nota Es importante señalar que en este Módulo, sólo se podrá visualizar la información de los Proyectos y Acciones Centralizadas con sus respectivas Acciones Especificas, previamente registradas en el Sistema Nueva Etapa. Cualquier modificación a la Estructura Presupuestaria, se tendrá que realizar primero en el Sistema Nueva Etapa y luego transferir la información a la Base de Datos del SISPRE.

9.4 Para modificar los datos registrados en el Proyecto

Nota: Los datos provenientes del Sistema Nueva Etapa no podrán ser cambiados en el Sistema Presupuestario, sin embargo los campos Ubicación Geográfica, Clasificación Sectorial y Unidad Ejecutora estarán abiertos al usuario para su modificación.

- Posicionar el cursor sobre el campo **Ubicación Geográfica:**, para desplegar la lista de países.

- Seleccionar de la lista la nueva ubicación geográfica, posicionando el cursor sobre el nombre de la misma.


Ubicación Geográfica:
VENEZUELA
Objetivo Estratégico:
Objetivos Específicos:
VENEZUELA
Distrito Capital
Estado Amazonas
Estado Anzoategui
Estado Apure
Estado Aragua

- Posicionar el cursor sobre el campo **Clasificación Sectorial:**, para desplegar la lista de la Clasificación Sectorial del Gasto.

- Seleccionar de la lista la nueva Clasificación Sectorial, posicionando el cursor sobre el nombre de la misma.


0902 Comunicacion Social
1000 Ciencia y Tecnologia
1100 Vivienda, Desarrollo Urbano y Servicios Conexos
1200 Salud
1300 Desarrollo Social y Participacion
1400 Seguridad Social
1500 Gastos no Clasificados Sectorialmente
Clasificación Sectorial:
1501 Transferencias al Exterior
1503 Servicio de la Deuda Publica

- Seleccionar y presionar el botón ▾, del campo lista de selección **Unidad Ejecutora Responsable:** para desplegar la lista de Unidades Ejecutoras

- Seleccionar de la lista la Unidad Ejecutora, posicionando el cursor sobre el nombre de la misma, tal como se muestra en la siguiente imagen.


Clasificación Sectorial:
Situación del Proyecto:
Fecha de Inicio:
Unidad Ejecutora Responsable:
07520 - DIRECCIÓN DE SEGUIMIENTO Y EVALUACIÓN
07530 - DIRECCIÓN DE PLANIFICACIÓN Y ORGANIZACIÓN
07600 - CONSULTORIA JURIDICA
07700 - SECRETARIA TECNICA
07710 - UNIDAD DE CORRESPONDENCIA
07720 - CENTRO DE DOCUMENTACIÓN
07800 - OFICINA DE ADMINISTRACIÓN Y SERVICIOS
04044 - PROGRAMACIÓN Y ANÁLISIS DE CRÉDITO PÚBLICO

- Ingresar los nuevos datos en los campos 
M 0

F 0
, en relación a la cantidad de personal masculino que conforma la meta sensible al género

- Seguidamente Presionar el Botón 
Guardar

9.5 Para ingresar al detalle de la Acción Específica del Proyecto

- Seleccionar la Acción Específica del Proyecto seleccionado, en el cuadro Acciones Específicas


Acciones Específicas
Código
Denominación
Elim
079999001
Aportes y Transferencias para Financiar los Proyectos del Ente Servicio Nacional Integrado de Administración Aduanera y Tributaria (SENIAT)
Guardar
Nueva Acción Específica
Regresar

- Posicionar y presionar el cursor, sobre el campo código, 
Código
079999001
el cual pertenece a la Acción Específica a detallar

- Al seleccionar la Acción Específica, se visualizará el detalle de la misma en la página Acción Específica, tal como se muestra en la imagen que se continuación:



ACCIÓN ESPECÍFICA

Código: 019999007

Denominación: Aportes y Transferencias para Financiar los Proyectos del Ente Fundación Televisora de la Asamblea Nacional (ANTV)

Fecha Inicio: 01/01/2012

Fecha Fin: 31/12/2012

Ejecución Física

Unidad Medida: Bolívar | Período de Medición: Bimensual

Meta Total	Meta Anual			
	Al 31/12/2011	2012	2013	Posteriores
1.000	0	1.000	0	0

Ejecutor: FUNDACION ANTV

Unidades Organizacionales:
00002 - PRUEBA
12345 - DIRECCION DE ECONOMIA
67890 - DIRECCION DE FINANZAS

Unidades Ejecutoras

Código	Denominación	Eliminar
00001	DIRECIÓN DE ADMINISTRACIÓN	

Guardar | Regresar

Imputación Presupuestaria

Part.	Denominación	Al 31/12/2011	2012	2013	Posteriores	Total
401	Gastos de personal	0	0	0	0	0
	Personal Fijo	0	0	0	0	0
	Personal Contratado	0	0	0	0	0
402	Materiales, suministros y mercancías	0	0	0	0	0
403	Servicios no personales	0	0	0	0	0
404	Activos reales	0	0	0	0	0
405	Activos financieros	0	210	0	0	210
406	Gastos de defensa y seguridad del estado	0	0	0	0	0
407	Transferencias y donaciones	0	10.100	0	0	10.100
408	Otros gastos	0	0	0	0	0
409	Asignaciones no distribuidas	0	0	0	0	0
410	Servicio de la deuda pública	0	0	0	0	0
411	Disminución de pasivos	0	0	0	0	0
412	Disminución del patrimonio	0	0	0	0	0
498	Rectificaciones al presupuesto	0	0	0	0	0

9.6 Elementos de la página

Código:	Permite visualizar el código de la **Acción Específica**
Denominación:	Permite visualizar la denominación de la **Acción Específica**

Fecha Inicio:	Permite visualizar la Fecha de inicio de la **Acción Específica**
Fecha Fin:	Permite visualizar la Fecha de Fin de la **Acción Específica**
Ejecución Física	Permite visualizar los campos: Unidad de Medida, Período de Medición, Meta Total Meta Anual, Ejecutor y Unidades Organizacionales
Unidad Medida	Permite visualizar la denominación de la Unidad de Medida
Período de Medición:	Permite desplegar una lista de selección con todos los períodos de medición
Meta Total	Permite visualizar el monto anual de la meta
Ejecutor:	Permite ingresar la denominación del ejecutor de la Acción Específica
Unidades Organizacionales:	Permite visualizar y seleccionar las Unidades Organizacionales
Unidades Ejecutoras	Permite visualizar los campos: "**Código**", "**Denominación**" y "**Eliminar**" de las Unidades Ejecutoras asociadas a la Acción Específica del Proyecto
Imputación Presupuestaria	Permite visualizar los campos: "**Partida**", "**Denominación**", al "**31/12/2011**", "**2012**", "**2013**", "**Posteriores**" y "**Total**" de la Acción Específica asociada al proyecto
Guardar	Permite guardar los datos ingresados en la página **Acción Específica**
Regresar	Permite regresar a la página **Proyecto**

9.7 Para modificar la información de la Acción Específica

Nota: Los datos provenientes del Sistema Nueva Etapa no podrán ser cambiados en el Sistema Presupuestario, sin embargo, los campos Período de Medición y Unidades Organizacionales estarán abiertos al usuario para su modificación.

- Seleccionar y presionar el Botón ▼, del campo lista de selección **Período de Medición:** para desplegar la lista de los Períodos de Medición.
- Seleccionar de la lista el Período requerido, posicionando el cursor sobre el nombre del mismo, tal como se muestra a continuación.


Período de Medición:
Bimensual
<< Seleccione Período >>
Semanal
Quincenal
Mensual
Bimensual
Trimestral
Semestral
Anual

- Seleccionar de la lista la Unidad Organizacional, posicionando el cursor sobre el nombre de la misma, tal como se muestra en la siguiente imagen.


Clasificación Sectorial:
Situación del Proyecto:
Fecha de Inicio:
Unidad Ejecutora Responsable:
07520 - DIRECCIÓN DE SEGUIMIENTO Y EVALUACIÓN
07530 - DIRECCIÓN DE PLANIFICACIÓN Y ORGANIZACIÓN
07600 - CONSULTORIA JURIDICA
07700 - SECRETARIA TECNICA
07710 - UNIDAD DE CORRESPONDENCIA
07720 - CENTRO DE DOCUMENTACIÓN
07800 - OFICINA DE ADMINISTRACIÓN Y SERVICIOS
04044 - PROGRAMACIÓN Y ANÁLISIS DE CRÉDITO PÚBLICO

- Presionar el Botón **Guardar** (GUARDAR), para almacenar y actualizar la información ingresada
- Seguidamente presionar el Botón **Regresar**, para regresar a la página **Proyecto**

9.8 Para Crear una Acción Específica en el Proyecto de Transferencias:

- Seleccionar el Proyecto **Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados**, de la lista de Proyectos

Organo: Asamblea Nacional | Tipo: Proyecto

Código	Denominación	Elim
010036000	Gestión del Parlamento Amazónico	
010040000	Gestión del Parlamentario Latinoamericano	
019999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	

- Seguidamente se presentara el Proyecto con toda su información, como se muestra a continuación


PROYECTO
Código: 019999000
Denominación: Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
Descripción: Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
Directriz Estratégica: No Aplica
Ubicación Geográfica: Territorio Nacional
Objetivo Estratégico: NO DEFINIDO
Objetivos Específicos: NO DEFINIDO
Tipo Proyecto: Otros Proyectos
Costo Total: 10.000
Meta: 11
Unidad de Medida: Bolívar
Cantidad:
Clasificación Sectorial: 0902 Comunicación Social
Situación del Proyecto:
Fecha de Inicio: 01/01/2012
Fecha Fin: 31/12/2012
Unidad Ejecutora Responsable: 67890 - DIRECCION DE FINANZAS
Acciones Específicas
Código
Denominación
Elim
019999007
Aportes y Transferencias para Financiar los Proyectos del Ente Fundación Televisora de la Asamblea Nacional (ANTV)
Guardar
Nueva Acción Específica
Regresar

- Seleccionar y presionar el Botón 
Nueva Acción Específica
(NUEVA ACCIÓN ESPECÍFICA)

- Inmediatamente se podrá registrar los datos de la Acción Específica a crear en la página **Acción Específica** tal como se muestra seguidamente:



ACCIÓN ESPECÍFICA
Código:
Denominación:
Seleccione el Ente
Fecha Inicio:
Fecha Fin:
A0420 Fundación Televisora de la Asamblea Nacional (ANTV)
A0926 Servicio Autónomo de Información Legislativa
A1603 Fundación Radio de la Asamblea Nacional (A.N. RADIO)
Unidad Medida
Período de Medición:
<< Seleccione Período >>
Meta Total
Meta Anual
Al 31/12/2011
2012
2013
Posteriores
Ejecutor:
00001 - DIRECIÓN DE ADMINISTRACIÓN
Unidades Organizacionales:
Unidades Ejecutoras
Código
Denominación
Eliminar
Guardar
Regresar
Imputación Presupuestaria
Part.
Total
401 Gastos de personal
Personal Fijo
Personal Contratado
402 Materiales, suministros y mercancías
403 Servicios no personales
404 Activos reales
405 Activos financieros

- Seleccionar el Ente que corresponda a la Acción Específica del Proyecto

- Seguidamente proceder a ingresar toda la información perteneciente a la Acción Específica del Proyecto

- Ingresar en el campo **Denominación:** (DENOMINACION), el nombre de la Acción Específica del Proyecto·

- Definir la fecha de Inicio, En el campo **Fecha Inicio:**, presionar el Botón ▦, seguidamente se desplegara el calendario


Elegir Fecha - Micros...
Enero 2007
[Cerrar]

- Seleccionar en el calendario, la Fecha de Inicio, seguidamente se visualizará en el campo Fecha de Inicio, la fecha seleccionada, como se muestra a continuación

Fecha Inicio: 16/07/2007

- Definir la fecha de Finalización, En el campo **Fecha Fin:**, presionar el Botón ▦, seguidamente se desplegara el calendario


Elegir Fecha - Micros...
Diciembre 2007
[Cerrar]

- Seleccionar en el calendario, la Fecha de Finalización, posteriormente se visualizará en el campo **Fecha Fin:**, la fecha seleccionada, como se muestra a continuación

Fecha Fin: 11/07/2007

- Seleccionar a través de la caja de dialogo, la unidad de medida, en el campo **Unidad Medida** ,
- Seleccionar a través de la lista de Selección **Período de Medición:** , el período de medición de la ejecución Física, en el campo


Período de Medición:
Bimensual
<< Seleccione Período >>
Semanal
Quincenal
Mensual
Bimensual
Trimestral
Semestral
Anual

- Luego, registrar los montos pertenecientes a la Meta Anual de la Acción Especifica:

Meta Total	Meta Anual			
	Al 31/12/2011	2012	2013	Posteriores
0	0	0	0	0

- Ingresar en el campo **Ejecutor:** (EJECUTOR), el nombre del responsable de ejecutar la Acción Específica
- Seleccionar la Unidad Organizacional a través del campo lista de selección **Unidades Organizacionales**


Unidades Organizacionales:
01010 - DESPACHO DEL VICEMINISTRO DE REGULACIÓN Y CONTROL
01011 - DESPACHO DEL VICEMINISTRO DE FINANCIAMIENTO PARA EL DESARROLLO
01013 - DESPACHO DEL VICEMINISTRO DE GESTIÓN FINANCIERA
01014 - OFICINA DE ESTADÍSTICAS DE LAS FINANZAS PÚBLICAS
01015 - COORDINACIÓN FINANCIERA PÚBLICA
01016 - CONSULTORÍA JURÍDICA
01017 - OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

Nota: Para seleccionar varias unidades organizacionales a la vez, presionar la tecla Control del teclado, seguidamente, posicionar y presionar el cursor, sobre el campo Unidad Organizacional, como se muestra en la siguiente figura


Unidades Organizacionales:
01017 - OFICINA DE PLANIFICACIÓN Y PRESUPUESTO
01019 - DIRECCIÓN DE ENLACE
01024 - OFICINA DE INFORMATICA
01026 - COMISIÓN PARA LA ENAJENACIÓN DE BIENES DEL SECTOR PÚBLICO NO AFE
01029 - UNIDAD DE SEGUIMIENTO DE POLITICAS PÚBLICAS (USEPP)
01031 - MINISTERIO DE ESTADO PARA LA INTEGRACIÓN Y EL COMERCIO EXTERIOR
01460 - DIVISIÓN DE RELACIONES LABORALES

- Presionar el Botón Guardar (GUARDAR), para confirmar la asociación de la(s) Unidad(es) Organizacionales para la Acción Específica del Proyecto **Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados**

9.9 Para eliminar las Unidades Ejecutoras asociadas a la Acción Específica en el Proyecto de Transferencia

- Posicionar el cursor sobre el campo (ELIMINAR), correspondiente a la Unidad Ejecutora a ser eliminada, como se muestra en la gráfica siguiente:

Unidades Ejecutoras		
Código	Denominación	Eliminar
01002	DESPACHO DEL MINISTRO	
01007	ZONA LIBRE CULTURAL, CIENTIFICA Y TECNOLÓGICA DEL ESTADO MÉRIDA (ZOLCCYT)	Eliminar Unidad
01020	COMANDANCIA GENERAL DE LA GUARDIA NACIONAL DE VENEZUELA	
01022	OFICINA DE COMUNICACIONES Y RELACIONES PÚBLICAS	

- Posteriormente, seleccionar y presionar el Botón Guardar (GUARDAR).

9.10 Para eliminar las Acciones Específicas asociadas al Proyecto

- Posicionar el cursor sobre el campo (ELIMINAR), correspondiente a la Acción Específica a ser eliminada, como se muestra en la gráfica siguiente:

Acciones Específicas

Código	Denominación	Elim
079999001	Aportes y Transferencias para Financiar los Proyectos del Ente Servicio Nacional Integrado de Administración Aduanera y Tributaria (SENIAT)	

- Seleccionar y presionar el Botón (ELIMINAR), para eliminar la Acción Específica

- Presionar el Botón Guardar (GUARDAR) para guardar y actualizar la página Proyecto

9.11 Para Acceder al detalle de la Acción Centralizada

- Seleccionar y presionar el botón, del campo lista de selección Tipo: para desplegar la lista de Proyecto o Acción Centralizada

- Seleccionar de la lista el Tipo, posicionando el cursor sobre el nombre del mismo.


Tipo:
Proyecto
Proyecto
Acción Centralizada

- Al Seleccionar el tipo "Acción Centralizada", se mostrará en la página Estructuras Presupuestarias todas las Acciones Centralizadas Asociados al Órgano, tal como se muestra a continuación



ESTRUCTURAS PRESUPUESTARIAS
Organo: Asamblea Nacional
Tipo: Acción Centralizada
Código
Denominación
Elim
010001000
Dirección y Coordinación de los Gastos de los Trabajadores
010002000
Gestión Administrativa
010003000
Previsión y Protección Social
010006000
Otras comisiones mixtas y especiales
010007000
Protección y atención integral a las familias y personas en refugios en caso de emergencias o desastres
Salir

9.12 Elementos de la página

Código	Permite visualizar el código del Proyecto o Acción Centralizada seleccionado
Tipo: Proyecto	Permite seleccionar el tipo de estructura presupuestaria (proyecto y/o acción centralizada)
Denominación	Permite visualizar la denominación del código presupuestario de la estructura presupuestaria
Salir	Permite salir de la página **Estructura Presupuestaria**

- Para acceder a la información de la Acción Centralizada seleccionada posicionar y presionar el cursor sobre el campo 
Código
010001000

- Seguidamente se mostrará la página Acción Centralizada


ACCIÓN CENTRALIZADA
Código:
010001000
Denominación:
Dirección y Coordinación de los Gastos de los Trabajadores
Acciones Específicas
Código
Denominación
Elim
010001001
Asignación y control de los recursos para gastos de los trabajadores
Guardar
Regresar

En esta página se podrá visualizar las Acciones Especificas asociadas a la Acción Centralizada seleccionada, tal como se muestra a continuación

9.13 Elementos de la página

Código:	Permite visualizar el código de la Acción Centralizada
Denominación:	Permite visualizar la denominación de la Acción Centralizada
Acciones Específicas	Permite visualizar la sección de la información de las Acciones Específicas
Código	Permite visualizar el código de la Acción Específica perteneciente a la Acción Centralizada
Denominación	Permite visualizar la denominación de la Acción Específica
Elim	Permite eliminar una Acción Específica

9.14 Para Acceder al detalle de la Acción Específica de la Acción Centralizada

- Al posicionar y presionar el cursor sobre el campo

Código
010001001

Acciones Específicas		
Código	Denominación	Elim
010001001	Asignacion y control de los recursos para gastos de los trabajadores	

- A continuación se presentará en la página **Acción Específica**

ACCIÓN ESPECÍFICA

Código:	010001001
Denominación:	Asignación y control de los recursos para gastos de los trabajadores
Fecha Inicio:	01/01/2012
Fecha Fin:	31/12/2012
Unidades Organizacionales:	00001 - DIRECIÓN DE ADMINISTRACIÓN 00002 - PRUEBA 12345 - DIRECCION DE ECONOMIA 67890 - DIRECCION DE FINANZAS

Unidades Ejecutoras		
Código	Denominación	Eliminar

Guardar Regresar

Imputación Presupuestaria

Part.	Denominación	Al 31/12/2011	2012	2013	Posteriores	Total
401	Gastos de personal	0	0	0	0	0
	Personal Fijo	0	0	0	0	0
	Personal Contratado	0	0	0	0	0
402	Materiales, suministros y mercancías	0	0	0	0	0
403	Servicios no personales	0	0	0	0	0
404	Activos reales	0	0	0	0	0
405	Activos financieros	0	0	0	0	0

Nota: Por ser la Acción Centralizada una estructura presupuestaria preestablecida, en esta página solo se asignaran las Unidades Organizacionales y el período de medición de las Acciones Específicas. En la página Acciones Específicas se visualizarán los datos provenientes del Sistema Nueva Etapa.

Seguidamente proceder a:

- Seleccionar y presionar el Botón , del campo lista de selección Período de Medición: para desplegar la lista de los Períodos de Medición.

- Seleccionar de la lista el Período requerido, posicionando el cursor sobre el nombre del mismo, tal como se muestra a continuación.


Período de Medición:
Bimensual
<< Seleccione Período >>
Semanal
Quincenal
Mensual
Bimensual
Trimestral
Semestral
Anual

- Seleccionar la Unidad Organizacional a través del campo lista de selección *Unidades Organizacionales*


Unidades Organizacionales:
01010 - DESPACHO DEL VICEMINISTRO DE REGULACIÓN Y CONTROL
01011 - DESPACHO DEL VICEMINISTRO DE FINANCIAMIENTO PARA EL DESARROLLO
01013 - DESPACHO DEL VICEMINISTRO DE GESTIÓN FINANCIERA
01014 - OFICINA DE ESTADÍSTICAS DE LAS FINANZAS PÚBLICAS
01015 - COORDINACIÓN FINANCIERA PÚBLICA
01016 - CONSULTORÍA JURÍDICA
01017 - OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

- Para seleccionar varias unidades organizacionales a la vez, presionar la tecla Control del teclado

- Seguidamente, posicionar y presionar el cursor sobre las unidades organizacionales, como se muestra en la siguiente página:


Unidades Organizacionales:
01017 - OFICINA DE PLANIFICACIÓN Y PRESUPUESTO
01019 - DIRECCIÓN DE ENLACE
01024 - OFICINA DE INFORMATICA
01026 - COMISIÓN PARA LA ENAJENACIÓN DE BIENES DEL SECTOR PÚBLICO NO AFE
01029 - UNIDAD DE SEGUIMIENTO DE POLITICAS PÚBLICAS (USEPP)
01031 - MINISTERIO DE ESTADO PARA LA INTEGRACIÓN Y EL COMERCIO EXTERIOR
01460 - DIVISIÓN DE RELACIONES LABORALES

- Seguidamente, presionar el Botón Guardar (GUARDAR), para confirmar la asociación de la(s) Unidad(es) Organizacionales para la Acción Específica de la Acción Centralizada, previamente seleccionada

Nota: Se podrá visualizar los datos en el cuadro de Imputación Presupuestaria, una vez que se registre la información en los módulos de imputación

Imputación Presupuestaria						
Part.	Denominación	Al 31/12/2008	2009	2010	Posteriores	Total
401	Gastos de personal	0	0	0	0	0
	Personal Fijo	0	0	0	0	0
	Personal Contratado	0	0	0	0	0
402	Materiales, suministros y mercancías	0	0	0	0	0
403	Servicios no personales	0	0	0	0	0
404	Activos reales	0	0	0	0	0
405	Activos financieros	0	0	0	0	0
406	Gastos de defensa y seguridad del estado	0	0	0	0	0
407	Transferencias y donaciones	0	3.848.648	0	0	3.848.648
408	Otros gastos	0	0	0	0	0
409	Asignaciones no distribuidas	0	0	0	0	0
410	Servicio de la deuda pública	0	0	0	0	0
411	Disminución de pasivos	0	0	0	0	0
412	Disminución del patrimonio	0	0	0	0	0
498	Rectificaciones al presupuesto	0	0	0	0	0

9.15 Para eliminar una Unidad Organizacional asociada a la Acción Específica

- Posicionar el cursor sobre (ELIMINAR), correspondiente a la Unidad Ejecutora a ser eliminada, como se muestra en la gráfica siguiente:

Unidades Ejecutoras		
Código	Denominación	Eliminar
01002	DESPACHO DEL MINISTRO	
01007	ZONA LIBRE CULTURAL, CIENTIFICA Y TECNOLÓGICA DEL ESTADO MÉRIDA (ZOLCCYT)	Eliminar Unidad
01020	COMANDANCIA GENERAL DE LA GUARDIA NACIONAL DE VENEZUELA	
01022	OFICINA DE COMUNICACIONES Y RELACIONES PÚBLICAS	

- Seguidamente seleccionar y presionar el Botón Guardar (GUARDAR), para almacenar los cambios.

9.16 Para modificar la información ingresada en la página Acción Específica

- Seleccionar y presionar el Botón, del campo lista de selección **Período de Medición:** para desplegar la lista de los Períodos de Medición.
- Seleccionar de la lista el Período que se requiere cambiar, posicionando el cursor sobre el nombre del mismo, tal como se muestra a continuación.


Período de Medición:
Bimensual
<< Seleccione Período >>
Semanal
Quincenal
Mensual
Bimensual
Trimestral
Semestral
Anual

- Seleccionar la Unidad Organizacional que se requiere cambiar a través del campo lista de selección *Unidades Organizacionales*


Unidades Organizacionales:
01010 - DESPACHO DEL VICEMINISTRO DE REGULACIÓN Y CONTROL
01011 - DESPACHO DEL VICEMINISTRO DE FINANCIAMIENTO PARA EL DESARROLLO
01013 - DESPACHO DEL VICEMINISTRO DE GESTIÓN FINANCIERA
01014 - OFICINA DE ESTADÍSTICAS DE LAS FINANZAS PÚBLICAS
01015 - COORDINACIÓN FINANCIERA PÚBLICA
01016 - CONSULTORÍA JURÍDICA
01017 - OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

- Para seleccionar varias unidades organizacionales a la vez, presionar la tecla Control del teclado
- Seguidamente, posicionar y presionar el cursor sobre las unidades organizacionales, como se muestra en la siguiente página:


Unidades Organizacionales:
01017 - OFICINA DE PLANIFICACIÓN Y PRESUPUESTO
01019 - DIRECCIÓN DE ENLACE
01024 - OFICINA DE INFORMATICA
01026 - COMISIÓN PARA LA ENAJENACIÓN DE BIENES DEL SECTOR PÚBLICO NO AFE
01029 - UNIDAD DE SEGUIMIENTO DE POLITICAS PÚBLICAS (USEPP)
01031 - MINISTERIO DE ESTADO PARA LA INTEGRACIÓN Y EL COMERCIO EXTERIOR
01460 - DIVISIÓN DE RELACIONES LABORALES

- Seguidamente, presionar el Botón 
Guardar
(GUARDAR), para confirmar los cambios

Para salir de la página **Acción Específica,** presionar el Botón 
Regresar
(REGRESAR), y regresar a la página **Acción Centralizada**

Para salir de la página **Acción Centralizada,** presionar el Botón 
Regresar
(REGRESAR), y regresar a la página **Estructuras Presupuestarias**

9.17 Para salir del proceso Estructura Presupuestaria

- Seleccionar y presionar el Botón 
Salir
(SALIR), permaneciendo en segundo plano la página principal del Menú SISPRE

10. Política Presupuestaria

Este módulo permite incorporar la Política Presupuestaria del Órgano.

Para seleccionar la opción Política Presupuestaria, posicionar y presionar el cursor sobre la opción **Política Presupuestaria,** del **Menú SISPRE** en la página principal del Sistema, seguidamente se presentará la siguiente página:



POLÍTICA PRESUPUESTARIA
Organo: Asamblea Nacional
Guardar
Salir

10.1 Elementos de la página

Organo:	Permite visualizar el nombre del órgano
Guardar	Permite grabar la información en la página **Política Presupuestaría**
Salir	Permite salir de la página **Política Presupuestaria**

10.2 Para ingresar información en la página Política Presupuestaria

Para registrar la información de la página de Política Presupuestaria, posicionar el cursor dentro del recuadro de la página y transcribir la información de la política presupuestaria correspondiente al órgano, esta opción funciona como un simple editor, tal como se muestra en la siguiente imagen:


POLÍTICA PRESUPUESTARIA
Organo: Asamblea Nacional
A fin de dar cumplimiento al artículo 315, de la Constitución de la República Bolivariana de Venezuela
Guardar
Salir

- Una vez transcrita la información correspondiente a la Política Presupuestaria, seleccionar y presionar el botón  Guardar (GUARDAR) para almacenar la información registrada.

10.3 Para salir del proceso Política Presupuestaria

- Seleccionar y presionar el Botón  Salir (SALIR), permaneciendo en segundo plano la página principal del Menú SISPRE

11. Fuente de Financiamiento por Estructura Presupuestaria

Este módulo permite ingresar en el sistema los datos correspondientes a la asignación Presupuestaria para cada Órgano por Fuente de Financiamiento, la disponibilidad que se visualizará en esta página proviene de los datos previamente ingresados en el Módulo de Fuente de Financiamiento República.

Al seleccionar la opción **Fuente de Financiamiento** presionado sobre la misma en la página principal del **Menú SISPRE**, se presentará la siguiente página:


Fuente de Financiamiento Estructura Presupuestaria
Asamblea Nacional
ACCIONES CENTRALIZADAS
PROYECTOS
Denominación
Disponible
Asignación
INGRESOS CORRIENTES
1.661.090.254
PROYECTOS POR ENDEUDAMIENTO
-1.796.369.966
2.2.- SERVICIO DE DEUDA
-1.799.997.674
GESTION FISCAL
1.785.000.000
Total Asignación
Guardar
Restablecer
Salir

11.1 Elementos de la página

Ministerio del Poder Popular para la	Permite visualizar el organismo al cual se le asignará la Cuota Presupuestaria, para cada uno de los Proyectos y Acciones Centralizadas por **Fuente de Financiamiento**
Denominación	Permite visualizar la denominación de la **Fuente de Financiamiento**
Disponible	Permite visualizar el monto disponible de la **Fuente de Financiamiento,** asociada
Asignación	Permite ingresar y visualizar la cuota asignada a cada estructura presupuestaria seleccionado por la **Fuente de Financiamiento,** asociada
Total Asignación	Permite visualizar la cuota total asignada al Órgano seleccionado por la **Fuente de Financiamiento,** asociada
Guardar	Permite grabar los datos registrados en la página **Fuente de Financiamiento Estructura Presupuestaria**
Restablecer	Permite reestablecer los datos iniciales antes de Guardar
Salir	Permite salir de la página **Fuente de Financiamiento Estructura Presupuestaria**

11.2 Para registrar información en la Fuente de Financiamiento por Estructura Presupuestaria

- Posicionar el cursor sobre la denominación del Órgano en el árbol ubicado en la parte izquierda de la página, para desplegar la lista de Acciones centralizadas y Proyectos asociados


Asamblea Nacional
ACCIONES CENTRALIZADAS
Direccion y Coordinacion de los
Gestion Administrativa
Prevision y Proteccion Social
Otras
PROYECTOS
Fortalecimiento de los derechos
Mejoramiento de las condicione
Aportes y Transferencias para
Denominación
Disponible
Asignación
INGRESOS ORDINARIOS CORRIENTES
0
0
PROYECTOS POR ENDEUDAMIENTO
0
0

11.3 Para ingresar datos a nivel del Órgano

- Posicionar y presionar el cursor sobre el nombre del mismo

Asamblea Nacional

- Seguidamente se visualizará en la parte derecha de la página las fuentes asociadas al Órgano seleccionado

Denominación	Disponible	Asignación
INGRESOS CORRIENTES	1.661.090.254	
PROYECTOS POR ENDEUDAMIENTO	1.796.369.966	
2.2.- SERVICIO DE DEUDA	1.799.997.674	
GESTION FISCAL	1.785.000.000	

- Ingresar el monto asignado al Órgano en el campo Asignación

Asignación

- Una vez ingresado el monto para el Órgano, seleccionar y presionar el Botón , del campo Disponible para actualizar la disponibilidad

Denominación	Disponible	Asignación
INGRESOS CORRIENTES	1.661.090.254	100.000.000
PROYECTOS POR ENDEUDAMIENTO	1.796.369.966	100.000.000
2.2.- SERVICIO DE DEUDA	1.799.997.674	100.000.000
GESTION FISCAL	1.785.000.000	100.000.000

- Seleccionar y presionar el Botón Guardar (GUARDAR), para registrar la información

11.4 Para ingresar datos a nivel de la Acción Centralizada y/o Proyecto

- Seleccionar y presionar el cursor sobre el nombre de la Acción Centralizada y/o Proyecto


Ministerio de Finanzas
ACCIONES CENTRALIZADAS
Dirección y Coordinación de los
Gestión Administrativa

- Seguidamente se visualizará en la parte derecha de la página las fuentes asociadas la Estructura Presupuestaria seleccionada

Denominación	Disponible	Asignación
INGRESOS CORRIENTES	1.661.090.254	
PROYECTOS POR ENDEUDAMIENTO	1.796.369.966	
2.2.- SERVICIO DE DEUDA	1.799.997.674	
GESTION FISCAL	1.785.000.000	

- Ingresar el monto a asignar a la Acción Centralizada y/o Proyecto en el campo Asignación


Asignación

- Una vez ingresado el monto para la Acción Centralizada y/o Proyecto, seleccionar y presionar el Botón ↻ , del campo Disponible para actualizar la disponibilidad

- Seleccionar y presionar el Botón Guardar (GUARDAR), para registrar la información

Nota: Se recomienda actualizar las cantidades del campo disponible, Disponible ↻ a través del Botón ↻.

11.5 Para modificar los datos registrados a la Asignación de la Fuente de Financiamiento por Estructura Presupuestaria

- Posicionar el cursor sobre el campo a modificar, y seguidamente escribir sobre el monto seleccionado, tal como se muestra a continuación:


Fuente de Financiamiento Estructura Presupuestaria
Asamblea Nacional
ACCIONES CENTRALIZADAS
PROYECTOS
Denominación
Disponible
Asignación
INGRESOS CORRIENTES
1.661.090.254
PROYECTOS POR ENDEUDAMIENTO
1.796.369.966
100.000.000
2.2.- SERVICIO DE DEUDA
1.799.997.674
100.000.000
GESTION FISCAL
1.785.000.000
100.000.000
Total Asignación
400.000.000
Guardar
Restablecer
Salir

- En caso de requerir suspender los cambios y recuperar la información anterior, presionar el Botón Restablecer (REESTABLECER)

- Presionar el Botón Guardar (GUARDAR), para registrar los cambios

11.6 Para eliminar los datos registrados a la Asignación de la Fuente de Financiamiento por Estructura Presupuestaria

- Posicionar el cursor sobre el monto a eliminar, y seguidamente escribir sobre el monto seleccionado con el número cero (0), tal como se muestra a continuación:

Fuente de Financiamiento Estructura Presupuestaria

Asamblea Nacional
ACCIONES CENTRALIZADAS
PROYECTOS

Denominación	Disponible	Asignación
INGRESOS CORRIENTES	1.661.090.254	0
PROYECTOS POR ENDEUDAMIENTO	-1.796.369.966	100.000.000
2.2.- SERVICIO DE DEUDA	-1.799.997.674	100.000.000
GESTION FISCAL	1.785.000.000	100.000.000

- Presionar el Botón 
Guardar
 (GUARDAR), para registrar el cambio

- Presionar el Botón 
Restablecer
 (REESTABLECER) PARA reestablecer los datos iniciales antes de Guardar

11.7 Para salir del proceso Fuente de Financiamiento por Estructura Presupuestaria

- Presionar el Botón 
Salir
 (SALIR), permaneciendo en segundo plano la página principal del Menú SISPRE

12. Proyecto De Endeudamiento Por Órgano

Esta opción permite visualizar los Proyectos de Endeudamiento correspondientes a cada Órgano de la República. Al seleccionar la opción **Proyectos de Endeudamiento por Órgano**, se presentará la siguiente página:


Proyectos de Endeudamiento por Órgano
Órgano
01 Asamblea Nacional
Año
2012
Fase
Proyecto
Cód.
Proyecto de Endeudamiento
Órgano Financista
Asignación
Disponible de la Couta Asignada
2.357
Total Asignación
0
Nuevo
Guardar
Eliminar
Restablecer
Salir

12.1 Elementos de la página

Órgano	Permite visualizar el Órgano de la República al cual se le requiere registrar o visualizar los **Proyectos de Endeudamiento**
Año 2012	Permite visualizar y escoger el año que se esta presupuestando el **Proyecto de Endeudamiento**
Fase Proyecto	Permite visualizar y escoger que tipo de fase se encuentra la información del **Proyecto de Endeudamiento**

	Permite seleccionar los **Proyectos de Endeudamiento** asociados a el Órgano de la República, para su eliminación
Cód.	Permite ingresar o visualizar el código del **Proyecto de Endeudamiento**
Proyecto de Endeudamiento	Permite ingresar o visualizar la denominación del **Proyecto de Endeudamiento**
Órgano Financista	Permite ingresar o visualizar el Órgano que financia el **Proyecto de Endeudamiento**
Asignación	Permite ingresar o visualizar el monto de la asignación presupuestaria del **Proyecto de Endeudamiento por Órgano**
Nuevo	Permite ingresar los datos de un nuevo **Proyecto de Endeudamiento**, para su asociación con Órgano de la República
Guardar	Permite guardar los datos ingresados en la página **Proyecto de Endeudamiento por Órgano**
Eliminar	Permite eliminar uno a varios **Proyectos de Endeudamiento** asociados al Órgano de la República
Restablecer	Permite recuperar la información que contenía originalmente el registro antes de guardar los cambios, en la página **Proyecto de Endeudamiento por Órgano**
Salir	Permite salir de la página **Proyectos de Endeudamiento por Órgano**

12.2 Para crear un nuevo Proyecto por Endeudamiento

- Seleccionar y presionar el botón Nuevo, de la página **Proyectos de Endeudamiento por Órgano**, seguidamente se presentará en la página una nueva línea en blanco que permitirá ingresar los datos del Proyecto de Endeudamiento a crear, como se muestra seguidamente:

☐	Cód.	Proyecto de Endeudamiento	Órgano Financista	Asignación
☐	001	ENDEUDAMIENTO	BANCO INTERAMERICAN	500.000
☐				

- Proceder a ingresar los datos en cada uno de los campos que conforman el proceso de crear el Proyecto de Endeudamiento, como se describe a continuación:
  - Ingresar en el campo **Cód.**, el código del Proyecto de Endeudamiento
  - Ingresar en el campo **Proyecto de Endeudamiento**, el nombre del Proyecto de Endeudamiento
  - Seleccionar el Organismo financista en el campo lista de selección *Prestamista,* pulsando el Botón ▾, el cual desplegará un listado con todos los Organismos financistas registrados en el sistema, tal como se muestra a continuación:


Órgano Financista
BANCO MUNDIAL (BM)
BANCO INTERAMERICANO
BANCO MUNDIAL (BM)
CORPORACION ANDINA D
DPN/BID
CONSORCIO GRAD-EIFEL
BANK AUSTRIA CREDITAN
BANCO INTERNACIONAL
DECEIT BANK
BANCO DEL PUEBLO SOBE
BANCO DE LA MUJER
HSBC BANK
SOCIETE GENERATE

  - Ingresar en el campo **Asignación**, el monto correspondiente a la asignación presupuestaria del Proyecto de Endeudamiento,

NOTA: Todos los Proyectos de Endeudamiento creados se visualizaran en la parte inferior de la página, tal como se muestra a continuación:


Cód.
Proyecto de Endeudamiento
Órgano Financista
Asignación
001
ENDEUDAMIENTO
BANCO INTERAMERICAN
500.000
002
Proyecto 002
BANCO MUNDIAL (BM)
5000000

- Una vez ingresada toda la información, seleccionar y presionar el Botón 
Guardar
(GUARDAR) para registrar la asociación de los Proyectos de Endeudamiento asociadas al Órgano seleccionado

Nota: Repetir este proceso tantas veces como se requiera

12.3 Para eliminar uno o varios Proyectos de Endeudamiento asociados a los Órganos de la República

Seleccionar la opción **Proyectos de Endeudamiento por Órgano,** del **Menú SISPRE** en la página principal del Sistema, seguidamente se presentará la siguiente página:


Cód.
Proyecto de Endeudamiento
Órgano Financista
Asignación
001
ENDEUDAMIENTO
BANCO INTERAMERICAN
500.000
002
Proyecto 002
BANCO MUNDIAL (BM)
5.000.000
Disponible de la Couta Asignada
194.500.000
Total Asignación
5.500.000
Nuevo
Guardar
Eliminar
Restablecer
Salir

- Seguidamente seleccionar los Proyectos de Endeudamiento a eliminar, a través del cuadro de selección ☐, tal como se muestra a continuación:

☐	Cód.	Proyecto de Endeudamiento	Órgano Financista	Asignación
☐	001	ENDEUDAMIENTO	BANCO INTERAMERICAN	500.000
☑	002	Proyecto 002	BANCO MUNDIAL (BM)	5.000.000

- Seleccionar y presionar el Botón 
Eliminar
(ELIMINAR). Se presentará el siguiente cuadro de diálogo, el cual espera por la confirmación para eliminar el o los Proyectos de Endeudamiento


Microsoft Internet Explorer
Está seguro de eliminar ?
Aceptar
Cancelar

  - Presionar el Botón 
Aceptar
(ACEPTAR), para eliminar el o los Proyectos de Endeudamiento seleccionados

    - El sistema mostrará el siguiente cuadro de diálogo, que indicará que la asociación de los Proyectos de Endeudamiento con el Órganos de la República seleccionado, se eliminó


Microsoft Internet Explorer
Se Eliminó satisfactoriamente.
Aceptar

- En caso contrario, de no continuar con el proceso de eliminación de el o los Proyectos de Endeudamiento, seleccionar y presionar el Botón 
Cancelar
(CANCELAR), para suspender la acción.

> **Nota:** La opción Eliminar funciona solo en el caso de no tener distribución asignada

12.4 Para modificar uno o varios de Proyectos de Endeudamiento

Seleccionar la opción **Proyectos de Endeudamiento por Órgano,** del **Menú SISPRE** en la página principal del Sistema, seguidamente se presentará la página con todos lo proyectos de endeudamiento asociados al órgano seleccionado, como se muestra a continuación:


Cód.
Proyecto de Endeudamiento
Órgano Financista
Asignación
001
ENDEUDAMIENTO
BANCO INTERAMERICAN
500.000
002
Proyecto 002
BANCO MUNDIAL (BM)
5.000.000
Disponible de la Couta Asignada
194.500.000
Total Asignación
5.500.000
Nuevo
Guardar
Eliminar
Restablecer
Salir

- Proceder a sobrescribir los datos en los campos, sujetos a cambios, como se muestra a continuación

- Para modificar la denominación del Proyecto de Endeudamiento posicionar el cursor, sobre el nombre del proyecto cuya denominación requiere ser cambiada



Proyecto de Endeudamiento

- Para seleccionar otro órgano Financista del Proyecto de Endeudamiento, posicionar y presionar el cursor sobre el Botón, seguidamente se desplegará la lista de los órganos financista



Órgano Financista
BANCO INTERAMERICANC
BANCO MUNDIAL (BM)
CORPORACION ANDINA D
DPN/BID
CONSORCIO GRAD-EIFEL
BANK AUSTRIA CREDITAN
BANCO INTERNACIONAL
DECEIT BANK
BANCO DEL PUEBLO SOBE
BANCO DE LA MUJER

- Para cambiar la asignación presupuestaria del Proyecto de Endeudamiento, posicionar el cursor en el campo asignación e ingresar el nuevo monto



Asignación
1446215

- Una vez realizadas las modificaciones
  - Presionar el Botón Guardar (GUARDAR), para registrar los cambios, seguidamente se mostrará el siguiente cuadro de diálogo


Microsoft Internet Explorer
Se Guardó satisfactoriamente.
Aceptar

El cual indica que la modificación en el Proyecto de Endeudamiento por Órgano, fue realizada

- Presionar el Botón 
Aceptar
 (ACEPTAR), para confirmar los cambios a los Proyectos de Endeudamiento seleccionados

12.5 Para salir del proceso Proyectos de Endeudamiento por Órganos

- Presionar el Botón 
Salir
 (SALIR), permaneciendo en segundo plano la página principal del **Menú SISPRE**

13. Distribución de Proyectos de Endeudamiento por Estructura Presupuestaria

Seleccionar la opción **Distribución de Proyectos de Endeudamiento por Estructura Presupuestaria,** del Menú **SISPRE** en la página principal del Sistema, seguidamente se presentará la página, como se muestra a continuación:


Distribución de Proyectos de Endeudamiento por Estructura Presupuestaria
Órgano
01 Asamblea Nacional
Año
2012
Fase
Proyecto
Proyectos de Endeudamiento
001 INFRAESTRUCTURA DE COMUNICACIONES
Estructura Presupuestaria
ACCIONES CENTRALIZADAS
FUENTES DE FINANCIAMIENTO
Denominación
Disponible
Asignación
Total Asignación
0
Guardar
Eliminar
Restablecer
Salir

13.1 Elementos de la página

Órgano	Permite visualizar el Órgano de la República al cual se le requiere registrar o visualizar la **Distribución de Proyectos de Endeudamiento por Estructura Presupuestaria**

Año 2012	Permite visualizar y escoger el año que se esta presupuestando la **Distribución de Proyecto de Endeudamiento por Estructura Presupuestaria**
Fase Proyecto	Permite visualizar y escoger que tipo de fase se encuentra la información de la **Distribución de Proyecto de Endeudamiento por Estructura Presupuestaria**
Proyecto de Endeudamiento	Permite visualizar la denominación de la **Distribución de Proyectos de Endeudamiento por Estructura Presupuestaria**
Estructura Presupuestaria	Permite escoger la Estructura Presupuestaria a ser seleccionada para la **Distribución de Proyectos de Endeudamiento por Estructura Presupuestaria** y Fuentes de Financiamiento
☐	Permite seleccionar las Fuentes de Financiamiento de la **Distribución de Proyectos de Endeudamiento por Estructura Presupuestaria** asociados a el Órgano de la República, para su eliminación
Denominación	Permite visualizar la Denominación de la Fuentes de Financiamiento de la **Distribución de Proyectos de Endeudamiento por Estructura Presupuestaria**
Disponible	Permite visualizar el monto disponible de la Fuente de Financiamiento, asociada en la **Distribución de Proyectos de Endeudamiento por Estructura Presupuestaria**
Asignación	Permite ingresar el monto de la asignación presupuestaria del **Proyecto de Endeudamiento por Estructura Presupuestaria**

Guardar	Permite guardar los datos ingresados en la página **Proyecto de Endeudamiento por Estructura Presupuestaria**
Eliminar	Permite eliminar uno a varios **Proyectos de Endeudamiento por Estructura Presupuestaria**
Restablecer	Permite recuperar la información que contenía originalmente el registro antes de guardar los cambios, en la página **Distribución de Proyecto de Endeudamiento por Estructura Presupuestaria**
Salir	Permite salir de la página **Distribución de Proyectos de Endeudamiento por Estructura Presupuestaria**

13.2 Para asignar y distribuir la cuota de los Proyectos de Endeudamiento por Estructura Presupuestaria

- Seleccionar el **Proyecto de Endeudamiento**, en el campo lista de selección *Proyectos de Endeudamiento,* posicionado y presionando el cursor sobre el Botón

Proyectos de Endeudamiento

- Seguidamente se mostrará todos los Proyectos de endeudamiento, asociados al Órgano seleccionado, posicionar el cursor sobre el nombre del Proyecto para su selección

- A continuación seleccionar la **Estructura Presupuestaria**, en el campo lista de selección *Estructura Presupuestaria,* posicionado y presionando el cursor sobre el Botón, inmediatamente se mostrará la estructura presupuestaria asociada al órgano seleccionado


Estructura Presupuestaria

- Una vez que se han ingresado los datos anteriores, se presentará la página Distribución de Proyectos de Endeudamiento por Estructura Presupuestaria, como se muestra a continuación:


Distribución de Proyectos de Endeudamiento por Estructura Presupuestaria
Órgano
01 Asamblea Nacional
Año
2012
Fase
Proyecto
Proyectos de Endeudamiento
001 INFRAESTRUCTURA DE COMUNICACIONES
Estructura Presupuestaria
Dirección y Coordinación de los Gastos de los Trabajadores
FUENTES DE FINANCIAMIENTO
Denominación
Disponible
Asignación
2.1.- PROYECTOS POR ENDEUDAMIENTO
0
0
2.2.- SERVICIO DE DEUDA
0
0
Total Asignación
0
Guardar
Eliminar
Restablecer
Salir

- Proceder a ingresar la Asignación Presupuestaria por Fuente de Financiamiento en el campo Asignación

- Seguidamente seleccionar y presionar el Botón Guardar (GUARDAR), para confirmar la Asignación Presupuestaria por Fuente de Financiamiento.

13.3 Para eliminar el monto distribuido por Fuente de Financiamiento

- Seleccionar el **Proyecto** en el campo lista de selección *Proyectos de Endeudamiento*


Proyectos de Endeudamiento

- Seleccionar la **Estructura Presupuestaria**, en el campo *Estructura Presupuestaria*


Estructura Presupuestaria

- Seleccionar a través del cuadro de selección ☐ , la **Fuente de Financiamiento** a la cual se le requiere eliminar la asignación presupuestaria

- Seleccionar y presionar el Botón Eliminar (ELIMINAR), seguidamente se mostrará el siguiente cuadro de diálogo


Microsoft Internet Explorer
Está seguro de eliminar ?
Aceptar
Cancelar

  - Presionar el Botón Aceptar (ACEPTAR), para eliminar el monto distribuido por Fuente de Financiamiento

- De lo contrario, presionar el Botón Cancelar , (CANCELAR) para suspender la eliminación de la distribución de la asignación presupuestaria por Fuente de Financiamiento

13.4 Para salir del proceso Distribución de Proyectos de Endeudamiento por Estructura Presupuestaria,

- Seleccionar y presionar el Botón Salir (SALIR), permaneciendo en segundo plano la página principal del **Menú SISPRE**

14 .IMPUTACIÓN DIRECTA

Esta página permite registrar la asignación presupuestaria de todas aquellas partidas que no requieren de un proceso especial para su imputación. Al seleccionar la opción Imputación Presupuestaria de la página principal del **Menú SISPRE**, se presentará la siguiente página:


Imputación Directa
Asamblea Nacional
Partida
Seleccione una Partida
FUENTES DE FINANCIAMIENTO
Denominación
Disponible
Asignación
Total Asignación
0
Guardar
Eliminar
Restablecer
Salir

14.1 Elementos de la página

Asamblea Nacional	Permite visualizar el Órgano al cual se realizará la **Imputación Presupuestaria**
Partida	Campo lista de selección que permite seleccionar la partida a la cual se realizará la **Imputación Presupuestaria**
	Permite ubicar una partida mediante una búsqueda rápida ingresando el código o parte de la denominación de la partida.

	Permite visualizar un resumen de la imputación por partida de la Unidad Ejecutora.
Denominación	Permite visualizar la denominación de la Fuente de Financiamiento
Disponible	Permite visualizar la disponibilidad actual de la Fuente de Financiamiento
	Al presionar en este símbolo se actualizará la disponibilidad de las fuentes.
Asignación	Permite ingresar y visualizar el monto asignado por la Ley Especial de Endeudamiento para el presupuesto que se esta formulando.
Total Asignación	Permite visualizar el monto total de todas las Fuentes de Financiamiento que han sido imputadas.
Guardar	Permite grabar las imputaciones realizadas a las diferentes Fuentes de Financiamiento.
Eliminar	Permite eliminar la Imputación seleccionada.
Restablecer	Permite actualizar la página con los datos ingresados que han sido guardados anteriormente.
Salir	Permite salir de la página **Imputación Directa**

14.2 Para realizar la Imputación Presupuestaria

Seleccionar la Unidad Ejecutora de la Acción Específica del Proyecto y/o Acción Centralizada, posicionando y presionando el cursor sobre el nombre de la Unidad Ejecutora a la cual se van a imputar los recursos, tal como se muestra en la siguiente página:


Imputación Directa
Asamblea Nacional
ACCIONES CENTRALIZAD
Dirección y Coordinación
Gestión Administrativa
Apoyo institucional a la
DIRECCION DE ECO
Apoyo institucional al s
Apoyo institucional al s
Previsión y Protección So
Otras comisiones mixtas
Otras comisiones mixta
Protección y atención Inte
Asignación y control de
PROYECTOS
Partida
Seleccione una Partida
FUENTES DE FINANCIAMIENTO
Denominación
Disponible
Asignación
Total Asignación
0
Guardar
Eliminar
Restablecer
Salir

- A nivel de las Unidades Ejecutoras se activan las Partidas asociadas al Proceso de Imputación Presupuestaria.

- Seleccionar la partida posicionando y presionando el Botón, del campo lista de selección *Partida*, seguidamente se visualizarán en la pantalla todas las partidas asociadas a este proceso, como se muestra a continuación:


Imputación Directa
Asamblea Nacional
ACCIONES CENTRALIZAD
Dirección y Coordinación
Gestión Administrativa
Apoyo institucional a la
DIRECCION DE ECO
Apoyo institucional al s
Apoyo institucional al s
Previsión y Protección So
Otras comisiones mixtas
Otras comisiones mixta
Protección y atención Inte
Asignación y control de
PROYECTOS
Partida
Seleccione una Partida
Seleccione una Partida
402.01.01.00 - Alimentos y bebidas para personas
402.01.02.00 - Alimentos para animales
402.01.03.00 - Productos agrícolas y pecuarios
402.01.04.00 - Productos de la caza y pesca
402.01.99.00 - Otros productos alimenticios y agropecuarios
402.02.01.00 - Carbón mineral
402.02.02.00 - Petróleo crudo y gas natural
402.02.03.00 - Mineral de hierro
402.02.04.00 - Mineral no ferroso
402.02.05.00 - Piedra, arcilla, arena y tierra
402.02.06.00 - Mineral para la fabricación de productos químicos
402.02.07.00 - Sal para uso industrial
402.02.99.00 - Otros productos de minas, canteras y yacimientos
402.03.01.00 - Textiles
402.03.02.00 - Prendas de vestir
402.03.03.00 - Calzados
402.03.99.00 - Otros productos textiles y vestuarios
402.04.01.00 - Cueros y pieles
402.04.02.00 - Productos de cuero y sucedáneos del cuero
402.04.03.00 - Cauchos y tripas para vehículos
402.04.99.00 - Otros productos de cuero y caucho
402.05.01.00 - Pulpa de madera, papel y cartón
402.05.02.00 - Envases y cajas de papel y cartón
402.05.03.00 - Productos de papel y cartón para oficina
402.05.04.00 - Libros, revistas y periódicos
402.05.05.00 - Material de enseñanza
402.05.06.00 - Productos de papel y cartón para computación
402.05.07.00 - Productos de papel y cartón para la imprenta y reproducción
402.05.99.00 - Otros productos de pulpa, papel y cartón
0

- Una vez seleccionada la partida, se visualizará en la parte inferior de la pantalla, las Fuentes de Financiamiento asociadas a la partida seleccionada


Imputación Directa
Asamblea Nacional
ACCIONES CENTRALIZAD
Dirección y Coordinación
Gestión Administrativa
Apoyo institucional a la
DIRECCION DE ECO
Apoyo institucional al s
Apoyo institucional al s
Partida 402.01.01.00 - Alimentos y bebidas para personas
FUENTES DE FINANCIAMIENTO
Denominación
Disponible
Asignación
SIN ENDEUDAMIENTO:
0
INGRESOS CORRIENTES
400.000
0
GESTION FISCAL
0
0

- Seguidamente ingresar en el campo Asignación, el monto a presupuestar por cada una de las fuentes, asociadas a la partida seleccionada, el cual debe ser menor e igual a que se muestra en el campo Disponible

- Una vez ingresados los montos correspondientes, seleccionar y presionar el Botón Guardar (GUARDAR), para registrar la información, seguidamente se mostrará el siguiente cuadro de diálogo


Microsoft Internet Explorer
Se Guardó satisfactoriamente.
Aceptar

El cual indica que el registro fue guardado satisfactoriamente

- En caso contrario, de no requerir realizar la asignación presupuestaria a la partida escogida, seleccionar y presionar el Botón Restablecer, (RESTABLECER)

14.3 Para eliminar la Imputación Presupuestaria a una Partida

- Seleccionar en el árbol de la Estructura Presupuestaria, la Unidad Ejecutora de la Acción Específica del Proyecto y/o Acción Centralizada, posicionando y presionando el cursor sobre el nombre de la Unidad Ejecutora a la que pertenece la partida a la cual se le van a eliminar los recursos, tal como se muestra a continuación:


Asamblea Nacional
ACCIONES CENTRALIZAD
Dirección y Coordinación
Asignación y control de
DIRECCIÓN GENERA
Gestión Administrativa
Previsión y Protección So
Otras Comisiones Mixtas
PROYECTOS

- Una vez seleccionada la unidad ejecutora, posicionar y presionar el Botón, del campo lista de selección *Partida*, seguidamente se visualizarán las partidas asociadas a este proceso

- Buscar la partida a la cual se requiere eliminar la asignación presupuestaria, inmediatamente se visualizaran las fuentes asociadas a la partida seleccionada


Partida 401.01.29.00 - Dietas
FUENTES DE FINANCIAMIENTO
Denominación
Disponible
Asignación
SIN ENDEUDAMIENTO:
50.000.000
INGRESOS ORDINARIOS CORRIENTES
84.949.999.955
50.000.000

- Seleccionar la Fuente de Financiamiento a eliminar a través del siguiente cuadro de selección

☐	Denominación	Disponible	Asignación
	SIN ENDEUDAMIENTO:		50.000.000
☑	INGRESOS ORDINARIOS CORRIENTES	84.949.999.955	50.000.000

- Seleccionar y presionar el Botón Eliminar, (ELIMINAR), posteriormente se presentará el siguiente cuadro de diálogo


Microsoft Internet Explorer
Está seguro de eliminar ?
Aceptar
Cancelar

- Presionar el Botón Aceptar (ACEPTAR), para eliminar la imputación, seguidamente se presentará el siguiente cuadro de diálogo, que certifica que se elimino la imputación a la partida


Microsoft Internet Explorer
Se Eliminó satisfactoriamente.
Aceptar

- Presionar el Botón Aceptar (ACEPTAR),

- En el caso contrario presionar el Botón Cancelar (CANCELAR), para suspender la acción de eliminación de la imputación a la partida

14.4 Descripción de las acciones que conforma la página Imputación Directa

Búsqueda Rápida con el Botón, que se encuentra al lado del campo Partida

- Al presionar el botón, de la página Imputación Presupuestaria, se visualizará la siguiente pantalla


Buscar
Código
Denominación

- Para realizar la búsqueda, ingresar el código de la partida o parte de ella en el siguiente recuadro en blanco , ubicado en la parte superior de la página, también puede ingresar la denominación o parte de la misma.

- Seleccionar y presionar el Botón , (BUSCAR)
Buscar

- Seguidamente se mostrará el subconjunto de partidas seleccionadas

Resumen de Imputación Directa por Partidas con el Botón, que se encuentra al lado del campo Partida

- Al presionar el Botón, de la página Imputación Presupuestaria, se visualizará el cuadro Resumen de Imputación por Unidad Ejecutora, tal como se muestra a continuación:


:: SISPRE :: Resumen de Imputación por Unidad Ejecutora - Microsoft Internet Explo...
RESUMEN DE IMPUTACIÓN POR UNIDAD EJECUTORA
Organismo: Asamblea Nacional
Unidad Ejecutora: DIRECCIÓN GENERAL DE DESARROLLO HUMANO

Partida	Denominación	Imputado
401.00.00.00	**Gastos de personal**	**286.808.834**
401.01.00.00	**Sueldos, salarios y otras retribuciones**	**90.863.964**
401.01.01.00	Sueldos básicos personal fijo a tiempo completo	55.738.528
401.01.03.00	Suplencias a empleados	400.000
401.01.10.00	Salarios a obreros en puestos permanentes a tiempo completo	22.128.528
401.01.13.00	Suplencias a obreros	400.000
401.01.18.00	Remuneraciones al personal contratado	7.011.294
401.01.19.00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	100.000
401.01.99.00	Otras retribuciones	5.085.614
401.03.00.00	**Primas a empleados, obreros, personal militar y parlamentarios**	**12.564.584**
401.03.01.00	Primas por mérito a empleados	150.000
401.03.04.00	Primas por hijos a empleados	313.632
401.03.08.00	Primas de profesionalización a empleados	1.330.680
401.03.09.00	Primas por antigüedad a empleados	6.624.606

En el Reporte se visualizará el nombre del Órgano, la Unidad Ejecutora, los códigos de las Partidas, su denominación y el monto asignado, por la Unidad Ejecutora seleccionada

14.5 Para salir del proceso Imputación Directa

- Para salir de la página Imputación Directa, seleccionar y presionar el Botón Salir (SALIR), permaneciendo en segundo plano la página principal del **Menú SISPRE**

15. Imputación Por Transferencias

Este módulo permite ingresar en el sistema los datos correspondientes a las transferencias a nivel de las Unidades Ejecutoras de las Acciones Específicas de las Acciones Centralizadas y de los Proyectos de Transferencias, al seleccionar la opción **Imputación por Transferencias**, presionado la misma en la página principal del **Menú SISPRE**, se presentará la siguiente página:


Imputación por Transferencias
Asamblea Nacional
Partida
Seleccione una Partida
RELACIÓN DE TRANSFERENCIAS
Ente
Seleccione un Ente
FUENTES DE FINANCIAMIENTO
Eliminar Fuentes de Financiamiento
Denominación
Disponible
Asignación
Total Asignación
0
Guardar
Eliminar
Restablecer
Salir

15.1 Elementos de la página

Ministerio del Poder Popular	Permite visualizar el Órgano al cual se realizará la **Imputación por Transferencia**
Partida	Campo lista de selección que permite seleccionar la partida a la cual se realizará la **Imputación por Transferencia**
Ente	Campo lista de selección que permite seleccionar el ente a la cual se realizará

	la **Imputación por Transferencia**
Eliminar Fuentes de Financiamiento	Permite eliminar la fuente de financiamiento del ente a la cual se le realizará la **Imputación por Transferencias**
Denominación	Permite visualizar la denominación de la Fuente de Financiamiento
Disponible	Permite visualizar la disponibilidad actual de la Fuente de Financiamiento
	Al presionar en este símbolo se actualizará la disponibilidad de las fuentes.
Asignación	Permite ingresar y visualizar el monto asignado a la fuente de financiamiento para el presupuesto que se esta formulando.
Total Asignación	Permite visualizar el monto total de todas las Fuentes de Financiamiento que han sido imputadas.
Guardar	Permite grabar la asignación de Transferencias
Eliminar	Permite eliminar una asignación de Transferencias
Restablecer	Permite reestablecer la asignación de Transferencias
Salir	Permite salir de la pagina Imputación por Transferencias
	Permite buscar una sub_específica,
	Permite visualizar un resumen de imputación por Unidad Ejecutora

15.2 Para presupuestar las transferencias

La información se encuentra organizada de la siguiente manera:

- Para ingresar los datos en ésta página deberá acceder de la página **Imputación por Transferencias**, al Proyecto y/o Acciones Centralizadas, luego seleccionar la Acción Específica y su Unidad Ejecutora, como se muestra a continuación:


Imputación Directa
Ministerio del Poder Popular p
ACCIONES CENTRALIZAD
PROYECTOS
Fortalecimiento de los de
Registro de nacimiento
SERVICIO AUTÓNO
DESPACHO DEL MIN
Evaluación y monitoreo
Promoción y difusión de
Aportes, Donaciones y Tr
Partida
Seleccione una Partida
FUENTES DE FINANCIAMIENTO
Denominación
Disponible
Asignación
Total Asignación
0
Guardar
Eliminar
Restablecer
Salir

- Elegir la partida a ser imputada, a través del cuadro de selección


Partida
Seleccione una Partida

Al lado del cuadro de selección, se visualizan dos botones, los cuales se definen a continuación:

- Una vez seleccionada la partida presupuestaria, se presentará la siguiente página:


Imputación por Transferencias
Asamblea Nacional
ACCIONES CENTRALIZAD
PROYECTOS
Gestión del Parlamento In
Rehabilitación y Acondici
Fundación Cardiovascular
Instituto de Previsión Soc
Gestión del Parlamento A
Gestión del Parlamento A
Gestión del Parlamento L
Gestión Parlamentaria
Aportes y Transferencias
Aportes y Transferencia
DIRECCIÓN GENERA
Partida 405.01.02.05 - Aportes en acciones y participaciones de capital a entes descentralizados financ
RELACIÓN DE TRANSFERENCIAS
Ente
FUENTES DE FINANCIAMIENTO
Eliminar Fuentes de Financiamiento
Denominación
Disponible
Asignación
SIN ENDEUDAMIENTO: 0
INGRESOS ORDINARIOS CORRIENTES 0 0
REINTEGROS - OTRAS FUENTES 0 0
2.2.- SERVICIO DE DEUDA 0 0
Total Asignación 0
Guardar
Eliminar
Restablecer
Salir

- Seleccionar el **Ente**, de la lista de entes dentro del recuadro **Relación de Transferencias** para incluir los Entes pertenecientes a esta Estructura Presupuestaria y/o Partida, como se muestra en la siguiente ventana:


Imputación por Transferencias
Asamblea Nacional
ACCIONES CENTRALIZAD
PROYECTOS
Gestión del Parlamento In
Rehabilitación y Acondici
Fundación Cardiovascular
Instituto de Previsión Soc
Gestión del Parlamento A
Gestión del Parlamento A
Gestión del Parlamento L
Gestión Parlamentaria
Aportes y Transferencias
Aportes y Transferencia
DIRECCIÓN GENERA
Partida 405.01.02.05 - Aportes en acciones y participaciones de capital a entes descentralizados financ
RELACIÓN DE TRANSFERENCIAS
Ente A0002 Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas
FUENTES DE FINANCIAMIENTO
Eliminar Fuentes de Financiamiento
Denominación
Disponible
Asignación
SIN ENDEUDAMIENTO: 0
INGRESOS ORDINARIOS CORRIENTES 0 0
REINTEGROS - OTRAS FUENTES 0 0
2.2.- SERVICIO DE DEUDA 0 0
Total Asignación 0
Guardar
Eliminar
Restablecer
Salir

- Proceder a ingresar el monto en el campo Asignación
- Seleccionara y presionar el Botón  (GUARDAR), para grabar la información

- Seguidamente se mostrará el siguiente cuadro de diálogo, el cual indica que la información fue guardada


Mensaje de página web
Se Guardó satisfactoriamente.
Aceptar

15.3 Para Eliminar un Ente asignado a la Partida de Transferencia

- Seleccionar el Ente de la lista y ubicarse en el campo *Asignación*
- Presionar el Botón 
- Seguidamente, se presentará el siguiente cuadro de dialogo


Microsoft Internet Explorer
Está seguro de eliminar toda la Transferencia con sus Detalles?
Aceptar
Cancelar

- Para eliminarla
  - Presionar el Botón  (ACEPTAR)
- De lo contrario presionar el Botón  (CANCELAR) para suspender la acción de eliminar la transferencia y sus detalles

15.4 Para salir del proceso Imputación por Transferencias

- Para salir de la página Imputación por Transferencia, seleccionar y presionar el Botón **Salir** (SALIR), permaneciendo en segundo plano la página principal del Menú SISPRE

16. MÓDULO DE IMPUTACIÓN DE CRÉDITOS QUE FINANCIAN ESTUDIOS Y OBRAS

Este módulo permite ingresar en el sistema la Asignación Presupuestaria de los Estudios y Obras, incluyendo la asignación para el año que se presupuesta más las estimaciones para años posteriores de acuerdo con el costo y el cronograma de ejecución a nivel de las Unidades Ejecutoras de las Acciones Específicas de los Proyectos. Seleccionar la opción **Imputación de Créditos que Financian Estudios y Obras**, presionando el cursor sobre la misma en la página principal del **Menú SISPRE**, se muestra la siguiente página.


Imputación de Créditos que Financian Estudios y Obras
Asamblea Nacional
Partida
Seleccione una Partida
Asignación al 31-12-2011
Asignación 2013
Años Posteriores
Fuente
Disponible
Nuevos
Vigentes
Imputado
Totales
Guardar
Eliminar
Restablecer
Salir

16.1 Elementos de la página

	Muestra la Asignación que ha tenido la obra y/o estudio al término del año

 Asignación 2013 0	Muestra la asignación para el año siguiente del presupuesto de la obra y/o estudio
 Años Posteriores 0	Muestra la asignación para los años posteriores al siguiente del presupuesto de la obra y/o estudio
 Eliminar Fuentes de Financiamiento	Permite eliminar la fuente de financiamiento por la cual la obra y/o estudio no será presupuestada
 Fuente	Permite visualizar las fuentes de financiamiento por la cual la obra y/o estudio será presupuestada
 Disponible	Este botón permitirá actualizar la disponibilidad de las fuentes de financiamiento
 Nuevos	Permite ingresar y visualizar para los contratos nuevos la asignación presupuestaria, por cada una de las Fuentes de Financiamiento
 Vigentes	Permite ingresar y visualizar la asignación por cada una de las Fuentes de Financiamiento, si existen deudas pendientes por cancelar
 Imputado	Permite visualizar la asignación presupuestaria, por cada una de las Fuentes de Financiamiento
 Guardar	Permite grabar la imputación de **Créditos que Financian Estudios y Obras**
 Eliminar	Permite eliminar una imputación de **Créditos que Financian Estudios y Obras**
 Restablecer	Permite reestablecer la imputación de **Créditos que Financian Estudios y Obras**
 Salir	Permite salir de la pagina imputación de **Créditos que Financian Estudios y Obras**

A nivel de las Unidades Ejecutoras se activan las Partidas de Obras. **(Ver anexo "A")**

16.2 Para realizar la imputación de Créditos que Financian Estudios y Obras

- Seleccionar del árbol estructura Presupuestaria, la Unidad Ejecutora de la Acción Específica del Proyecto, tal como se muestra a continuación:


Imputación de Créditos que Financian Estudios y Obras
Asamblea Nacional
ACCIONES CENTRALIZAD
PROYECTOS
Partida
Seleccione una Partida
Acción Específica: Inicio: 2012 Fin: 2012
Asignación al 31-12-2011
Asignación 2013
Años Posteriores
Fuente
Disponible
Nuevos
Vigentes
Imputado
Totales
Guardar
Eliminar
Restablecer
Salir

- Seleccionar la partida a imputar, a través, del campo lista de selección Partida, para buscar la partida a presupuestar, como se muestra a continuación:


Partida
Seleccione una Partida
Seleccione una Partida
404.02.01.00 - Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio pri
404.02.02.00 - Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio pú
404.13.01.00 - Estudios y proyectos aplicables a bienes del dominio privado
404.13.02.00 - Estudios y proyectos aplicables a bienes del dominio público
404.14.01.00 - Contratación de inspección de obras de bienes del dominio privado
404.14.02.00 - Contratación de inspección de obras de bienes del dominio público
404.15.01.00 - Construcciones de edificios médico-asistenciales
404.15.02.00 - Construcciones de edificios militares y de seguridad
404.15.03.00 - Construcciones de edificios educativos
404.15.04.00 - Construcciones de edificios culturales

- Proceder a ingresar los datos en los campos:
- Si es un Estudio y/u Obra en Ejecución
    - Ingresar en el campo [Nuevos], (NUEVOS) la asignación para el año que se esta presupuestando, por cada una de las Fuentes de Financiamiento, para contratos nuevos
    - Ingresar en el campo [Vigentes], (VIGENTES) la asignación por cada una de las Fuentes de Financiamiento, si existen deudas pendientes por cancelar
- Estos montos son totalizados en la columna [Imputado] (IMPUTADO) y se recalcula el campo Total Imputado a la Partida [Totales].
    - Ingresar en el campo [Asignación al 31-12-2011 | 0], (ASIGNACION al 31-12-2011) el monto correspondiente a la asignación que al término del año anterior ha tenido el Estudio y/u Obra
    - Ingresar en el campo [Asignación 2013 | 0], (ASIGNACION 2013) el monto correspondiente a la estimación de la asignación presupuestaria cuando la ejecución del Estudio y/u Obra, exceda al año que se presupuesta.
    - Ingresar en el campo [Años Posteriores | 0] (AÑOS POSTERIORES) la asignación presupuestaria para años posteriores al 2009, para la ejecución del Estudio y/u Obra

- Si es un Estudio y/u Obra que se está iniciando, y cuya duración es más de un año
  - Ingresar en el campo Nuevos, (NUEVOS) a asignación para el año que se esta presupuestando, por cada una de las Fuentes de Financiamiento, para contratos nuevos
- Estos montos son totalizados en la columna Imputado (IMPUTADO) y se recalcula el campo Total Imputado a la Partida Totales.
  - Ingresar en el campo Asignación 2013 [0], (ASIGNACIÓN 2013) el monto correspondiente a la estimación de la asignación presupuestaria cuando la ejecución del Estudio y/u Obra, exceda al año que se presupuesta.
  - Ingresar en el campo Años Posteriores [0] (AÑOS POSTERIORES) la asignación presupuestaria para años posteriores al 2009, para la ejecución del Estudio y/u Obra
- Si es un Estudio y/u Obra que se inicia y se culmina en el año a presupuestar
  - Ingresar en el campo Nuevos, (NUEVOS) la asignación para el año que se esta presupuestando, por cada una de las Fuentes de Financiamiento, para contratos nuevos

Estos montos son totalizados en la columna Imputado (IMPUTADO) y se recalcula el campo *Total* Imputado a la Partida Totales.

- Una vez ingresados los montos correspondientes, hacer clic al Botón 
Guardar
(GUARDAR), para registrar la información, seguidamente se mostrará el siguiente cuadro de diálogo


Microsoft Internet Explorer
El registro se guardó con éxito.
Aceptar

El cual indica que el registro fue guardado satisfactoriamente

- En caso contrario, seleccionar el Botón 
Restablecer
, (REESTABLECER) para recuperar la información anterior

16.3 Para modificar la Imputación de Créditos que Financian Estudios y/u Obras

- Seleccionar la Unidad Ejecutora de la Acción Específica del Proyecto que se encuentran en la parte izquierda de la página:


Imputación de Créditos que Financian Estudios y Obras
Asamblea Nacional
ACCIONES CENTRALIZAD
PROYECTOS
Partida
Seleccione una Partida
Acción Específica: Inicio: 2012 Fin: 2012
Asignación al 31-12-2011
Asignación 2013
Años Posteriores
Eliminar Fuentes de Financiamiento
Fuente
Disponible
Nuevos
Vigentes
Imputado

- Seleccionar la partida que se requiere modificar, a través del campo Partida como se muestra a continuación:


Partida
Seleccione una Partida
Seleccione una Partida
404.02.01.00 - Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio pri
404.02.02.00 - Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio pú
404.13.01.00 - Estudios y proyectos aplicables a bienes del dominio privado
404.13.02.00 - Estudios y proyectos aplicables a bienes del dominio público
404.14.01.00 - Contratación de inspección de obras de bienes del dominio privado
404.14.02.00 - Contratación de inspección de obras de bienes del dominio público
404.15.01.00 - Construcciones de edificios médico-asistenciales
404.15.02.00 - Construcciones de edificios militares y de seguridad
404.15.03.00 - Construcciones de edificios educativos
404.15.04.00 - Construcciones de edificios culturales

- Proceder a realizar los cambios, en los campos que requieran ser modificados

En el caso de un Estudio y/u Obra en Ejecución

  - Ingresar en el campo Nuevos, (NUEVOS) la nueva asignación para el año que se esta presupuestando, por cada una de las Fuentes de Financiamiento, para contratos nuevos

  - Ingresar en el campo Vigentes, (VIGENTE*)* la nueva asignación por cada una de las Fuentes de Financiamiento, si existen deudas pendientes por cancelar

  - Ingresar en el campo Asignación al 31-12-2011 [0], (ASIGNACION al 31-12-2011*)* el nuevo monto correspondiente a la asignación que al término del año anterior ha tenido el Estudio y/u Obra

  - Ingresar en el campo Asignación 2013 [0], (ASIGNACIÓN 2013) el nuevo monto correspondiente a la estimación de la asignación presupuestaria cuando la ejecución del Estudio y/u Obra, exceda al año que se presupuesta.

- Ingresar en el campo Años Posteriores 0 (AÑOS POSTERIORES) la nueva asignación presupuestaria para años posteriores al 2009, para la ejecución del Estudio y/u Obra

En el caso de un Estudio y/u Obra que se está iniciando pero cuya duración es más de un año

- Ingresar en el campo Nuevos, (NUEVOS) la nueva asignación para el año que se esta presupuestando, por cada una de las Fuentes de Financiamiento, para contratos nuevos
- Ingresar en el campo Asignación 2013 0, (ASIGNACION 2013) el nuevo monto correspondiente a la estimación de la asignación presupuestaria cuando la ejecución del Estudio y/u Obra, exceda al año que se presupuesta.
- Ingresar en el campo Años Posteriores 0 (AÑOS POSTERIORES) a nueva asignación presupuestaria para años posteriores al 2009, para la ejecución del Estudio y/u Obra

En el caso de un Estudio y Obra que se inicia y se culmina en el año a presupuestar

- Ingresar en el campo Nuevos, (NUEVOS) la nueva asignación para el año que se esta presupuestando, por cada una de las Fuentes de Financiamiento, para contratos nuevos

- Una vez ingresados los nuevos montos en cada uno de los campos, que requirieron a ser modificados, hacer clic al Botón Guardar (GUARDAR), para registrar la información.

  Seguidamente se mostrará el siguiente cuadro de diálogo


Microsoft Internet Explorer
El registro se guardó con éxito.
Aceptar

  El cual indica que el registro fue guardado satisfactoriamente

- En caso contrario, seleccionar el Botón Restablecer, (REESTABLECER) para recuperar la información anterior

16.4 Para eliminar la Imputación de Créditos que Financian Estudios y Obras

- Seleccionar la Unidad Ejecutora del Proyecto
- Buscar la partida a través de la lista partida


Partida
Seleccione una Partida
Seleccione una Partida
404.02.01.00 - Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio pri
404.02.02.00 - Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio pú
404.13.01.00 - Estudios y proyectos aplicables a bienes del dominio privado
404.13.02.00 - Estudios y proyectos aplicables a bienes del dominio público
404.14.01.00 - Contratación de inspección de obras de bienes del dominio privado
404.14.02.00 - Contratación de inspección de obras de bienes del dominio público
404.15.01.00 - Construcciones de edificios médico-asistenciales
404.15.02.00 - Construcciones de edificios militares y de seguridad
404.15.03.00 - Construcciones de edificios educativos
404.15.04.00 - Construcciones de edificios culturales

- Presionar el Botón Eliminar, (ELIMINAR).

Seguidamente se presentará el siguiente cuadro de diálogo



Microsoft Internet Explorer
Está seguro de eliminar ?
Aceptar
Cancelar

  - Presionar el Botón Aceptar (ACEPTAR), para eliminar la imputación
  - En el caso contrario presionar el Botón Cancelar (CANCELAR), para suspender la acción.

16.5 Para eliminar la Fuente de Financiamiento:

- Seleccionar la Unidad Ejecutora del Proyecto
- Buscar la partida a través de la lista partida



Partida
Seleccione una Partida
Seleccione una Partida
404.02.01.00 - Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio pri
404.02.02.00 - Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio pú
404.13.01.00 - Estudios y proyectos aplicables a bienes del dominio privado
404.13.02.00 - Estudios y proyectos aplicables a bienes del dominio público
404.14.01.00 - Contratación de inspección de obras de bienes del dominio privado
404.14.02.00 - Contratación de inspección de obras de bienes del dominio público
404.15.01.00 - Construcciones de edificios médico-asistenciales
404.15.02.00 - Construcciones de edificios militares y de seguridad
404.15.03.00 - Construcciones de edificios educativos
404.15.04.00 - Construcciones de edificios culturales

- Seleccionar la Fuente o Fuentes de Financiamiento a eliminar a través del siguiente cuadro de selección ☑

- Presionar el Botón **Eliminar Fuentes de Financiamiento**, (ELIMINAR FUENTES DE FINANCIAMIENTO).

  Seguidamente se presentará el siguiente cuadro de diálogo


Microsoft Internet Explorer
Está seguro de eliminar lo asignado en algunas Fuentes de Financiamiento?
Aceptar
Cancelar

  - Presionar el Botón Aceptar (ACEPTAR), para eliminar la Fuente de Financiamiento.

  - En el caso contrario presionar el Botón Cancelar (CANCELAR), para suspender la acción.

16.6 Descripción de las acciones que conforma la página Imputación de Créditos que Financian Estudios y Obras

Búsqueda Rápida con el Botón, que se encuentra al lado del campo Partida

- Al presionar el botón, se visualizará la siguiente pantalla


Buscar
Código
Denominación
401.01.03.00 Suplencias a empleados
401.01.08.00 Sueldo al personal en trámite de nombramiento
401.01.09.00 Remuneraciones al personal en período de disponibilidad
401.01.18.00 Suplencias a obreros
401.01.19.00 Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares
401.01.28.00 Suplencias a parlamentarios
401.01.29.00 Dietas
401.01.99.00 Otras retribuciones
401.03.01.00 Primas por mérito a empleados
401.03.02.00 Primas de transporte a empleados
401.03.03.00 Primas por hogar a empleados
401.03.04.00 Primas por hijos a empleados
401.03.05.00 Primas por alquileres a empleados
401.03.06.00 Primas por residencia a empleados
401.03.07.00 Primas por categoría de escuelas a empleados
401.03.08.00 Primas de profesionalización a empleados

- Para realizar la búsqueda, ingresar el código de la partida o parte de ella en el siguiente recuadro en blanco , ubicado en la parte superior de la página, también puede ingresar la denominación o parte de la misma.
- Seleccionar y presionar el Botón , (BUSCAR)
- Seguidamente se mostrará el subconjunto de partidas seleccionadas

Resumen de Imputación por Unidad Ejecutora de Créditos que Financian Estudios y Obras con el Botón

- Al presionar el botón , se visualizará un listado, donde se muestra un resumen de la partida seleccionada, tal como se muestra a continuación:


Organismo:
Asamblea Nacional
Unidad Ejecutora:
DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS
Partida
Denominación
Imputado
Total
0

En el Reporte se visualizará el Órgano, la Partida, las Fuentes de Financiamiento, las Leyes de Endeudamiento asociadas y el monto asignado

16.7 Para salir del proceso Imputación de Créditos que Financian Estudios y Obras

- Seleccionar y presionar el Botón 
Salir
(SALIR), permaneciendo en segundo plano página principal del Menú **SISPRE**

17. MÓDULO DE RECURSOS HUMANOS

Este módulo permite ingresar en el sistema los datos correspondientes a los Recursos Humanos, requeridos por cada Órgano para su funcionamiento, a nivel de las Acciones Centralizadas y/o Proyectos

Al seleccionar la opción **Recursos Humanos**, de la página principal del **Sistema de Formulación Presupuestaria - SISPRE**, se presentará la siguiente página:


Recursos Humanos
Organo: 01 Asamblea Nacional
Recursos Humanos Clasificados por Género
Personal Pensionado y Jubilado
Clasificación del Personal por Escala de Sueldo
Clasificación del Personal por Escala Salario
Clasificación del Personal por Escala Jubilado
Clasificación del Personal por Escala Pensionado
Salir

El módulo de Recursos Humanos, permite **visualizar e ingresar** a los diferentes Módulos que integran el Proceso de Imputación Presupuestaria de los Recursos Humanos, en ella se presentan las siguientes opciones:

- Recursos Humanos Clasificados por Género
- Personal Pensionado y Jubilado
- Clasificación del Personal por Escala Sueldo
- Clasificación del Personal por Escala Salario

- Clasificación del Personal por Escala Jubilado
- Clasificación del Personal por Escala Pensionado

A continuación se describen cada una de las opciones de la página de **Recursos Humanos.**

17.1 Página Recursos Humanos Clasificados por Género

Al seleccionar la opción Recursos Humanos Clasificados por Género, de la página **Recursos Humanos**, se presentará la siguiente página:



Clasificación del Personal

Organo: Asamblea Nacional

Estructura Presupuestaria: Seleccione La Estructura Presupuestaria

Tipo de Cargo	Cantidad Femenina	Cantidad Masculino	Cantidad Vacante	Total Cantidad	Básico	Compensación	Total
Personal Fijo a Tiempo Completo	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Altos Funcionarios y de Elección Popular	0	0	0	0	0	0	0
Alto Nivel y de Dirección	0	0	0	0	0	0	0
Directivo	0	0	0	0	0	0	0
Profesional y Técnico	0	0	0	0	0	0	0
Personal Administrativo	0	0	0	0	0	0	0
Personal Docente	0	0	0	0	0	0	0
Personal de Investigación	0	0	0	0	0	0	0
Personal Médico	0	0	0	0	0	0	0
Personal Militar	0	0	0	0	0	0	0
Personal Policial	0	0	0	0	0	0	0
Obrero	0	0	0	0	0	0	0
Personal Fijo a Tiempo Parcial	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Directivo	0	0	0	0	0	0	0
Profesional y Técnico	0	0	0	0	0	0	0
Personal Administrativo	0	0	0	0	0	0	0
Personal Docente	0	0	0	0	0	0	0
Personal de Investigación	0	0	0	0	0	0	0

Guardar Salir

17.1.1 Elementos de la página

Organo:	Permite visualizar la denominación del Órgano, al cual se le incorporaran los datos para la **Clasificación del Personal por Tipo de Cargo**

Estructura Presupuestaria:	Permite seleccionar la jerarquía de la estructura presupuestaria, en la cual serán imputados los datos; Proyecto y/o Acción Centralizada para la **Clasificación del Personal por Tipo de Cargo**
Tipo de Cargo	Permite visualizar las diferentes categorías, a la cual se le asignarán los recursos en la **Clasificación de Personal por Tipo de Cargo**
Cantidad Femenina	Permite ingresar y visualizar la cantidad de personas del sexo femenino a presupuestar, en cada una de las categorías seleccionadas de la **Clasificación del Personal por Tipo de Cargo**
Cantidad Masculino	Permite ingresar y visualizar la cantidad de personas del sexo masculino a presupuestar, en cada una de las categorías seleccionadas de la **Clasificación del Personal por Tipo de Cargo**
Cantidad Vacante	Permite ingresar y visualizar la cantidad de puestos para obreros y/o empleados vacantes a presupuestar, en cada una de las categorías seleccionadas de la **Clasificación del Personal por Tipo de Cargo**
Total Cantidad	Permite visualizar el total del personal empleado y/o obrero a presupuestar, en cada una de las categorías seleccionadas de la **Clasificación del Personal por Tipo de Cargo**
Básico	Permite ingresar el monto total del Salario Básico a presupuestar, en cada una de las categorías seleccionadas de la **Clasificación del Personal por Tipo de Cargo**
Compensación	Permite ingresar el monto total de la Compensación a presupuestar, en cada una de las categorías seleccionadas de la **Clasificación del Personal por Tipo de Cargo**
Total	Permite visualizar el monto total de la **Remuneración** a presupuestar, el cual resulta de la suma del Salario Básico, Compensaciones y Primas Asociadas Sueldos, de cada una de las categorías seleccionada de la **Clasificación del Personal por Tipo de Cargo**

 Guardar	Permite guardar la información ingresada en la página **Clasificación del Personal por Tipo de Cargo**
 Salir	Permite salir de la página **Clasificación del Personal por Tipo de Cargo**

17.1.2 Para ingresar información en la página Recursos Humanos Clasificados por Género

- Seleccionar de la página **Recursos Humanos**, la Opción Recursos Humanos Clasificados por Género
- Inmediatamente, aparecerá la siguiente página



Clasificación del Personal

Organo: Asamblea Nacional

Estructura Presupuestaria: Seleccione La Estructura Presupuestaria

Tipo de Cargo	Cantidad Femenina	Cantidad Masculino	Cantidad Vacante	Total Cantidad	Básico	Compensación	Total
Personal Fijo a Tiempo Completo	0	0	0	0	0	0	0
Altos Funcionarios y de Elección Popular	0	0	0	0	0	0	0
Alto Nivel y de Dirección	0	0	0	0	0	0	0
Directivo	0	0	0	0	0	0	0
Profesional y Técnico	0	0	0	0	0	0	0
Personal Administrativo	0	0	0	0	0	0	0
Personal Docente	0	0	0	0	0	0	0
Personal de Investigación	0	0	0	0	0	0	0
Personal Médico	0	0	0	0	0	0	0
Personal Militar	0	0	0	0	0	0	0
Personal Policial	0	0	0	0	0	0	0
Obrero	0	0	0	0	0	0	0
Personal Fijo a Tiempo Parcial	0	0	0	0	0	0	0
Directivo	0	0	0	0	0	0	0
Profesional y Técnico	0	0	0	0	0	0	0
Personal Administrativo	0	0	0	0	0	0	0
Personal Docente	0	0	0	0	0	0	0
Personal de Investigación	0	0	0	0	0	0	0

Guardar Salir

- Elegir de la lista de selección Estructura Presupuestaria:, la categoría presupuestaria **Proyecto y/o Acción Centralizada**, a la cual se le requiere asignar los recursos correspondientes a la **Clasificación del Personal por Género**


Clasificación del Personal
Organo:
Asamblea Nacional
Estructura Presupuestaria:
Seleccione La Estructura Presupuestaria
Seleccione La Estructura Presupuestaria
Dirección y Coordinación de los Gastos de los Trabajadores
Otras comisiones mixtas y especiales
Gestión del Parlamento Amazónico
Gestión del Parlamentario Latinoamericano
Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

- Ubicar el Tipo de Personal que se requiere registrar y proceder a ingresar los datos en cada uno de los campos que conforman el proceso:
  - Ingresar en el campo Cantidad Femenina, la cantidad de personas del sexo femenino, a presupuestar para el **Tipo de Cargo** seleccionado
  - Ingresar en el campo, Cantidad Masculino la cantidad de personas del sexo masculino, a presupuestar para el **Tipo de Cargo** seleccionado
  - Ingresar en el campo Cantidad Vacante, la cantidad de puestos vacantes, a presupuestar para el **Tipo de Cargo** seleccionado
  - Ingresar en el campo Básico, el monto total del Sueldos ó Salario Básico a presupuestar para el **Tipo de Cargo** seleccionado
  - Ingresar en el campo Compensación, el monto total de las Compensaciones a presupuestar para el **Tipo de Cargo** seleccionado
  - En el Campo Total Cantidad, se visualizará la cantidad de cargos asociados a cada una de las categorías seleccionadas, el cual es

el resultado de la suma de los campos *Cantidad Femenina, Cantidad Masculino* y *Cantidad Vacante*

- En el Campo Total, se visualizará la cantidad total de la Remuneración a presupuestar para el **Tipo de Cargo** seleccionado
- En el Campo Totales, se visualizará la suma de cada uno de las campos que conforman la **Clasificación del Personal por Tipo de Cargo**

Nota: El sistema realizará automáticamente los cálculos de los campos: Total Cantidad, Total y Totales

- Una vez que se han ingresado todos los datos, en los campos correspondientes, presionar el Botón Guardar (GUARDAR), para registrar la información ingresada previamente

17.1.3 Para modificar o eliminar los datos registrados

- Seleccionar de la página Recursos Humanos, la Opción Recursos Humanos Clasificados por Género
- Elegir de la lista de selección Estructura Presupuestaria:, la categoría presupuestaria **Proyecto y/o Acción Centralizada**, la cual se requiere modificar o eliminar los recursos correspondientes a la **Clasificación del Personal por Tipo de Cargo**


Clasificación del Personal
Organo: Asamblea Nacional
Estructura Presupuestaria: Seleccione La Estructura Presupuestaria
Seleccione La Estructura Presupuestaria
Dirección y Coordinación de los Gastos de los Trabajadores
Otras comisiones mixtas y especiales
Gestión del Parlamento Amazónico
Gestión del Parlamentario Latinoamericano
Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

- Ubicar el Tipo de Personal que se requiere modificar y proceder a ingresar los nuevos datos en cada uno de los campos, posicionando el cursor sobre el campo que se requiere modificar o eliminar
    - **En el caso de modificar los registros**, sobrescribir con el nuevo dato, la información que se encuentra almacenada en el campo seleccionado
    - **En el caso de eliminar los registros**, sobrescribir con el número cero (0), la información que se encuentra almacenada en el campo seleccionado
- Una vez que se han realizado todos los cambios presionar el Botón 
Guardar
(GUARDAR), para registrar la información

17.1.4 Para salir del proceso Recursos Humanos Clasificados por Género

- Presionar el Botón 
Salir
(SALIR), permaneciendo en segundo plano la página de Recursos Humanos

17.2 Página Clasificación del Personal Pensionado y Jubilado

Al seleccionar la opción **Clasificación del Personal Pensionado y Jubilado**, de la página **Recursos Humanos**, se presentará la siguiente página:



Personal Pensionado y Jubilado

Organo: Asamblea Nacional

Estructura Presupuestaria: Seleccione La Estructura Presupuestaria

Personal	Cantidad Femenina	Cantidad Masculino	Total Cantidad	Monto Anual	Incidencias	Total
Pensionado	**0**	**0**	**0**	**0**	**0**	**0**
Altos Funcionarios y de Elección Popu	0	0	0	0	0	0
Alto Nivel y de Dirección	0	0	0	0	0	0
Médico	0	0	0	0	0	0
Empleado	0	0	0	0	0	0
Docente	0	0	0	0	0	0
Militar	0	0	0	0	0	0
Obrero	0	0	0	0	0	0
Jubilado	**0**	**0**	**0**	**0**	**0**	**0**
Altos Funcionarios y de Elección Popu	0	0	0	0	0	0
Alto Nivel y de Dirección	0	0	0	0	0	0
Médico	0	0	0	0	0	0
Empleado	0	0	0	0	0	0
Docente	0	0	0	0	0	0
Militar	0	0	0	0	0	0
Obrero	0	0	0	0	0	0
Totales :	**0**	**0**	**0**	**0**	**0**	**0**

Guardar Salir

17.2.1 Elementos de la página

Organo:	Permite visualizar la denominación del Órgano, al cual se le incorporaran los datos para la **Clasificación del Personal Pensionado y Jubilado**
Estructura Presupuestaria:	Permite seleccionar la jerarquía de la estructura presupuestaria, en la cual serán imputados los datos; Proyecto y/o Acción Centralizada para la **Clasificación del Personal Pensionado y Jubilado**

Personal	Permite visualizar la denominación del tipo de personal que se incorporaran los datos para la **Clasificación del Personal Pensionado y Jubilado**
Cantidad Femenina	Permite ingresar y visualizar la cantidad de personas pensionadas y/o jubiladas del sexo femenino, a presupuestar en el cargo seleccionado de la **Clasificación del Personal Pensionado y Jubilado**
Cantidad Masculino	Permite ingresar y visualizar la cantidad de personas pensionadas y/o jubiladas del sexo masculino, a presupuestar en el cargo seleccionado de la **Clasificación del Personal Pensionado y Jubilado**
Total Cantidad	Permite visualizar el total de personas pensionadas y/o jubiladas, a presupuestar en el cargo seleccionado de la **Clasificación del Personal Pensionado y Jubilado**
Monto Anual	Permite visualizar el monto total de la remuneración, a presupuestar en el cargo seleccionado de la **Clasificación del Personal Pensionado y Jubilado**
Incidencias	Permite ingresar y visualizar el total de las incidencias por cada personal a presupuestar en el cargo seleccionado de la **Clasificación del Personal Pensionado y Jubilado**
Total	Permite visualizar el monto total de la información de cada uno de los campos que conforman la página de **Clasificación del Personal Pensionado y Jubilado**
Guardar	Permite guardar la información ingresada en la página **Clasificación del Personal Pensionado y Jubilado**
Salir	Permite salir de la página **Clasificación del Personal Pensionado y Jubilado**

Nota: La herramienta establece la validación de los datos, entre las partidas y el tipo de personal registrados en la página de Clasificación del Personal Pensionado y Jubilado, razón por la cual se debe imputar a cada Tipo de Personal en su Partida correspondiente.

17.2.2 Para ingresar información a la página Clasificación del Personal Pensionado y Jubilado

- Seleccionar de la página **Recursos Humanos**, la Opción **Clasificación del Personal Pensionado y Jubilado**

- Ubicar el la Estructura Presupuestaria que se requiere registrar


Personal Pensionado y Jubilado
Organo:
Asamblea Nacional
Estructura Presupuestaria:
Seleccione La Estructura Presupuestaria
Seleccione La Estructura Presupuestaria
Previsión y Protección Social

- Proceder a ingresar los datos en cada uno de los campos que conforman el proceso

  - Ingresar en el campo **Cantidad Femenina**, el número de mujeres pensionadas y jubiladas a presupuestar

  - Ingresar en el campo **Cantidad Masculino**, el número de hombres pensionados y jubilados a presupuestar

- En el campo **Total Cantidad**, se visualizará el total de cargos a presupuestar, asociados al tipo de personal, el cual es el resultado de los campos *Cantidad Femenina* más *Cantidad Masculino*

- En el campo **Monto Anual** ingresar el monto anual del personal

- En el campo **Incidencias** ingresar las incidencias de personal

- En el campo **Total** se visualizará el total de cada uno de los campos que conforman la página **Clasificación del Personal Pensionado y Jubilado**

Nota: El sistema realizará automáticamente los cálculos de los campos Total Cantidad y Total

- Una vez que se han ingresado todos los datos en los campos correspondientes presionar el Botón **Guardar** (GUARDAR), para registrar la información ingresada previamente

17.2.3 Para modificar los datos registrados

- Seleccionar de la página Recursos Humanos, la Opción Clasificación del Personal Pensionado y Jubilado

- Ubicar el la Estructura Presupuestaria que se requiere modificar y proceder a ingresar los nuevo datos en cada uno de los campos, posicionando el cursor sobre el campo que se requiere modificar o eliminar

    - **En el caso de modificar los registros**, sobrescribir la información que se encuentra almacenada en el campo, con el nuevo dato

    - **En el caso de eliminar los registros**, sobrescribir la información que se encuentra almacenada en el campo, con el número cero (0)

NOTA: El sistema realizará automáticamente los cálculos de los campos Total Cantidad y Total

- Una vez que se han realizado todos los cambios, presionar el Botón **Guardar** (GUARDAR), para registrar la información

17.2.4 Para salir del proceso Clasificación del Personal Pensionado y Jubilado

- Presionar el Botón 
Salir
(SALIR), permaneciendo en segundo plano la página de Recursos Humanos

17.3 Página Clasificación del Personal por Escala de Sueldo

Al seleccionar la opción **Clasificación del Personal por Escala de Sueldo**, de la página **Recursos Humanos**, se presentará la siguiente página:



Clasificación del Personal por Escala de Sueldos

Organo: Asamblea Nacional
Estructura Presupuestaria: Seleccione La Estructura Presupuestaria
Tipo de Personal: Seleccione el Tipo de Personal
Personal Cargado: 0

Grado	Escala	Nro. Cargos	Básico	Compensación	Total
I	HASTA - 1.548	0	0	0	0
II	1.549 - 1.599	0	0	0	0
III	1.600 - 1.650	0	0	0	0
IV	1.651 - 1.701	0	0	0	0
V	1.702 - 1.752	0	0	0	0
VI	1.753 - 1.803	0	0	0	0
VII	1.804 - 1.854	0	0	0	0
VIII	1.855 - 1.905	0	0	0	0
IX	1.906 - 1.956	0	0	0	0
X	1.957 - 2.007	0	0	0	0
XI	2.008 - 2.058	0	0	0	0
XII	2.059 - 2.109	0	0	0	0
XIII	2.110 - 2.160	0	0	0	0
XIV	2.161 - 2.211	0	0	0	0
XV	2.212 - 2.262	0	0	0	0
XVI	2.263 - 2.313	0	0	0	0
XVII	2.314 Y MAS	0	0	0	0
	Totales :	0	0	0	0

Guardar Salir

17.3.1 Elementos de la página

Organo:	Permite visualizar la denominación del Órgano, al cual se le incorporaran los datos para la **Clasificación del Personal por Escala de Sueldos**
Estructura Presupuestaria:	Permite seleccionar la jerarquía de la estructura presupuestaria, en la cual serán imputados los datos; Proyecto y/o Acción Centralizada para la **Clasificación del Personal por Escala de Sueldos**
Tipo Personal:	Permite seleccionar las diferentes categorías del personal, al cual se le asignarán los recursos según la **Clasificación del Personal por Escala de Sueldos**

Personal Cargado:	Permite visualizar el personal cargado en la **lasificación del Personal por Escala de Sueldos**
Grado	Permite visualizar el nivel del Tipo de Personal al cual se le asignarán los recursos dentro de la **Clasificación de Personal por Escala de Sueldos**
Escala	Permite visualizar y seleccionar el rango del tipo de personal al cual se le asignarán los recursos dentro de la **Clasificación de Personal por Escala de Sueldos**
Nro. Cargos	Permite ingresar y visualizar la cantidad de cargos a presupuestar, asignados al grado y escala seleccionada, dentro de la **Clasificación de Personal por Escala de Sueldos**
Básico	Permite ingresar y visualizar el monto total del **Sueldos ó Salario Básico** a presupuestar asignados al grado y escala seleccionada, dentro de la **Clasificación de Personal por Escala de Sueldos**
Compensación	Permite ingresar y visualizar el monto total de las **Compensaciones** a presupuestar, asignadas al grado y escala seleccionada, dentro de la **Clasificación de Personal por Escala de Sueldos**
Total	Permite visualizar el monto total a presupuestar, asignado al grado y a la escala seleccionada, dentro de la **Clasificación de Personal por Escala de Sueldos**
Guardar	Permite guardar la información ingresada en la página **Clasificación del Personal por Escala de Sueldos**
Salir	Permite salir de la página **Clasificación del Personal por Escala de Sueldos**

Nota: La herramienta establece la validación de los datos ingresados en las partidas y el tipo de personal de la página Clasificación de Personal por Tipo de Cargo, razón por la cual en la página Clasificación de Personal por Escala de Sueldos, se debe imputar a cada Tipo de Personal en su Partida correspondiente.

17.3.2 Para ingresar información en la página Clasificación del Personal por Escala de Sueldos

- Seleccionar de la página **Recursos Humanos**, la Opción **Clasificación del Personal por Escala de Sueldo**
- Desplegar la lista de selección **Estructura Presupuestaria:**, la categoría presupuestaria **Proyecto y/o Acción Centralizada**, a la cual se requiere asignar los recursos correspondientes a la **Clasificación del Personal por Escala de Sueldos**


Clasificación del Personal por Escala de Sueldos
Organo:
Asamblea Nacional
Estructura Presupuestaria:
Seleccione La Estructura Presupuestaria
Tipo de Personal:
Personal Cargado:
Dirección y Coordinación de los Gastos de los Trabajadores
Otras comisiones mixtas y especiales
Gestión del Parlamento Amazónico
Gestión del Parlamentario Latinoamericano
Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

- Seleccionar y presionar el botón ▼, del campo lista de selección **Tipo Personal:** para desplegar la lista de Tipo de Personal


Clasificación del Personal por Escala de Sueldos
Organo:
Asamblea Nacional
Estructura Presupuestaria:
Dirección y Coordinación de los Gastos de los Trabajadores
Tipo de Personal:
Personal Fijo a Tiempo Completo
Personal Cargado:
Seleccione el Tipo de Personal
Personal Fijo a Tiempo Completo
Personal Fijo a Tiempo Parcial
Personal Contratado

- Seleccionar el rango dentro de la **Escala de Sueldo**, y proceder a ingresar los datos en los siguientes campos:

- Ingresar en el campo **Nro. Cargos**, el número de cargos de los empleados a presupuestar, dentro del rango seleccionado en la **Clasificación de Personal por Escala de Sueldo,** posicionándose sobre la casilla en blanco


Nro.
Cargos
12

- Ingresar en el campo **Básico**, el monto total del **Sueldos** a presupuestar para los empleados, dentro del rango seleccionado en la **Clasificación de Personal por Escala de Sueldos,** posicionándose sobre la casilla en blanco


Básico
5.454

- Ingresar en el campo **Compensación**, el monto total de la **Compensación** a presupuestar para los empleados, dentro del rango seleccionado en la **Clasificación de Personal por Escala de Sueldos,** posicionándose sobre la casilla en blanco


Compensación
54.654

Nota: Los montos a ingresar en la página Clasificación del Personal por Escala de Sueldos deben estar comprendidos dentro del rango de la Escala seleccionada.

- Una vez que se han ingresado todos los datos en los campos correspondientes, seleccionar y presionar el Botón **Guardar** (GUARDAR), para registrar toda la información cargada en la página.

17.3.3 Para modificar los datos registrados en la página Clasificación de Personal por Escala de Sueldo

- Desplegar la lista de selección **Estructura Presupuestaria:**, la categoría presupuestaria Proyecto y/o Acción Centralizada, a la cual se requiere modificar los recursos previamente ingresados, correspondientes a la Clasificación del Personal por Escala de Sueldos



Clasificación del Personal por Escala de Sueldos
Organo:
Asamblea Nacional
Estructura Presupuestaria:
Seleccione La Estructura Presupuestaria
Tipo de Personal:
Personal Cargado:
Seleccione La Estructura Presupuestaria
Dirección y Coordinación de los Gastos de los Trabajadores
Otras comisiones mixtas y especiales
Gestión del Parlamento Amazónico
Gestión del Parlamentario Latinoamericano
Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

- Seleccionar y presionar el botón, del campo lista de selección **Tipo Personal:** para desplegar la lista de Tipo de Personal, al cual se requiere modificar la información



Clasificación del Personal por Escala de Sueldos
Organo:
Asamblea Nacional
Estructura Presupuestaria:
Dirección y Coordinación de los Gastos de los Trabajadores
Tipo de Personal:
Personal Fijo a Tiempo Completo
Personal Cargado:
Seleccione el Tipo de Personal
Personal Fijo a Tiempo Completo
Personal Fijo a Tiempo Parcial
Personal Contratado

- Proceder a ingresar los nuevos datos, en cada uno de los campos a modificar, como se indica a continuación:
  - Ingresar en el campo **Nro. Cargos**, el nuevo número de cargos a presupuestar dentro del rango seleccionado

- Ingresar en el campo Básico, el nuevo monto total del **Sueldos Básico** a presupuestar dentro del rango seleccionado

- Ingresar en el campo Compensación, el nuevo monto total de la **Compensación** a presupuestar dentro del rango seleccionado

- Una vez que se han ingresado todos los datos en los campos correspondientes

    - Presionar el Botón Guardar (GUARDAR), para volver a la página principal de esta opción, y guardando los cambios realizados

    - En el caso de no continuar con la modificación del registro, presionar el Botón Cancelar (CANCELAR), para volver a la página principal de esta opción, con los datos originales

17.3.4 Para salir del proceso Clasificación del Personal por Escala de Sueldo

- Seleccionar y presionar el Botón Salir (SALIR), permaneciendo en segundo plano la página de Recursos Humanos

17.4 Página Clasificación del Personal por Escala de Salario

Al seleccionar la opción **Clasificación del Personal por Escala de Salario**, de la página **Recursos Humanos**, se presentará la siguiente página:


Clasificación del Personal por Escala de Salarios

Organo: Asamblea Nacional
Estructura Presupuestaria: Seleccione La Estructura Presupuestaria
Tipo de Personal: Seleccione el Tipo de Personal
Personal Cargado: 0

Grado	Escala	Nro. Cargos	Básico	Compensación	Total
I	HASTA - 1.548	0	0	0	0
II	1.549 - 1.599	0	0	0	0
III	1.600 - 1.650	0	0	0	0
IV	1.651 - 1.701	0	0	0	0
V	1.702 - 1.752	0	0	0	0
VI	1.753 - 1.803	0	0	0	0
VII	1.804 - 1.854	0	0	0	0
VIII	1.855 - 1.905	0	0	0	0
IX	1.906 - 1.956	0	0	0	0
X	1.957 - 2.007	0	0	0	0
XI	2.008 - 2.058	0	0	0	0
XII	2.059 - 2.109	0	0	0	0
XIII	2.110 - 2.160	0	0	0	0
XIV	2.161 - 2.211	0	0	0	0
XV	2.212 - 2.262	0	0	0	0
XVI	2.263 - 2.313	0	0	0	0
XVII	2.314 Y MAS	0	0	0	0
	Totales :	0	0	0	0

Guardar Salir

17.4.1 Elementos de la página

Organo:	Permite visualizar la denominación del Órgano, al cual se le incorporaran los datos para la **Clasificación del Personal por Escala de Salarios**
Estructura Presupuestaria:	Permite seleccionar la jerarquía de la estructura presupuestaria, en la cual serán imputados los datos; Proyecto y/o Acción Centralizada para la **Clasificación del Personal por Escala de Salarios**

Tipo Personal:	Permite seleccionar las diferentes categorías del personal, al cual se le asignarán los recursos según la **Clasificación del Personal por Escala de Salarios**
Personal Cargado:	Permite visualizar el personal cargado en la **Clasificación del Personal por Escala de Salarios**
Grado	Permite visualizar el nivel del Tipo de Personal al cual se le asignarán los recursos dentro de la **Clasificación de Personal por Escala de Salarios**
Escala	Permite visualizar y seleccionar el rango del tipo de personal al cual se le asignarán los recursos dentro de la **Clasificación de Personal por Escala de Salarios**
Nro. Cargos	Permite ingresar y visualizar la cantidad de cargos a presupuestar, asignados al grado y escala seleccionada, dentro de la **Clasificación de Personal por Escala de Salarios**
Básico	Permite ingresar y visualizar el monto total del **Sueldos ó Salario Básico** a presupuestar asignados al grado y escala seleccionada, dentro de la **Clasificación de Personal por Escala de Salarios**
Compensación	Permite ingresar y visualizar el monto total de las **Compensaciones** a presupuestar, asignadas al grado y escala seleccionada, dentro de la **Clasificación de Personal por Escala de Salarios**
Total	Permite visualizar el monto total para la asignación presupuestaria del Recurso Humano en la **Clasificación del Personal por Escala de Salarios**
Guardar	Permite guardar la información ingresada en la página **Clasificación del Personal por Escala de Salarios**
Salir	Permite salir de la página **Clasificación del Personal por Escala de Salarios**

Nota: La herramienta establece la validación de los datos ingresados en las partidas y el tipo de personal de la página **Clasificación de Personal por Tipo de Cargo**, razón por la cual en la página **Clasificación de Personal por Escala de Salarios**, se debe imputar a cada Tipo de Personal en su Partida correspondiente.

17.4.2 Para ingresar información en la página Clasificación del Personal por Escala de Salario

- Seleccionar de la página **Recursos Humanos**, la Opción **Clasificación del Personal por Escala de Salario**

- Elegir de la lista selección **Estructura Presupuestaria:**, la categoría presupuestaria **Proyecto y/o Acción Centralizada**, a la cual se requiere asignar los recursos correspondientes a la **Clasificación del Personal por Escala de Salarios**



Clasificación del Personal por Escala de Salarios
Organo:
Asamblea Nacional
Estructura Presupuestaria:
Seleccione La Estructura Presupuestaria
Tipo de Personal:
Personal Cargado:
Seleccione La Estructura Presupuestaria
Dirección y Coordinación de los Gastos de los Trabajadores
Otras comisiones mixtas y especiales
Gestión del Parlamento Amazónico
Gestión del Parlamentario Latinoamericano
Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

- Seleccionar y presionar el botón, del campo lista de selección **Tipo Personal:** para desplegar la lista de Tipo de Personal



Clasificación del Personal por Escala de Salarios
Organo:
Asamblea Nacional
Estructura Presupuestaria:
Dirección y Coordinación de los Gastos de los Trabajadores
Tipo de Personal:
Personal Fijo a Tiempo Completo
Personal Cargado:
Seleccione el Tipo de Personal
Personal Fijo a Tiempo Completo
Personal Fijo a Tiempo Parcial
Personal Contratado

- Una vez seleccionado el rango dentro de la **Escala de Salarios**, proceder a ingresar los datos en los siguientes campos:

- Ingresar en el campo **Nro. Cargos**, el número de cargos de obreros a presupuestar, dentro del rango seleccionado en la **Clasificación de Personal por Escala de Salarios,** posicionándose sobre la casilla en blanco

- Ingresar en el campo **Básico**, el monto total del **Salario Básico** a presupuestar para los obreros, dentro del rango seleccionado en la **Clasificación de Personal por Escala de Salarios,** posicionándose sobre la casilla en blanco

- Ingresar en el campo **Compensación**, el monto total de la **Compensación** a presupuestar para los obreros, dentro del rango seleccionado en la **Clasificación de Personal por Escala de Salarios,** posicionándose sobre la casilla en blanco

- Seguidamente, seleccionar y presionar el Botón **Guardar** (GUARDAR), para registrar la información

17.4.3 Para modificar los datos registrados en la página Clasificación del Personal por Escala de Salarios

- Elegir de la lista selección **Estructura Presupuestaria:**, la categoría presupuestaria **Proyecto y/o Acción Centralizada**, a la cual se requiere asignar los recursos correspondientes a la **Clasificación del Personal por Escala de Salarios**


Clasificación del Personal por Escala de Salarios
Organo:
Asamblea Nacional
Estructura Presupuestaria:
Seleccione La Estructura Presupuestaria
Tipo de Personal:
Personal Cargado:
Seleccione La Estructura Presupuestaria
Dirección y Coordinación de los Gastos de los Trabajadores
Otras comisiones mixtas y especiales
Gestión del Parlamento Amazónico
Gestión del Parlamentario Latinoamericano
Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

- Seleccionar y presionar el botón ☑, del campo lista de selección **Tipo Personal:** para desplegar la lista de Tipo de Personal

- Seleccionar de la lista el Tipo de personal a modificar, posicionando el cursor sobre el nombre del mismo.


Clasificación del Personal por Escala de Salarios
Organo:
Asamblea Nacional
Estructura Presupuestaria:
Dirección y Coordinación de los Gastos de los Trabajadores
Tipo de Personal:
Personal Fijo a Tiempo Completo
Personal Cargado:
Seleccione el Tipo de Personal
Personal Fijo a Tiempo Completo
Personal Fijo a Tiempo Parcial
Personal Contratado

- Proceder a ingresar los nuevos datos, en cada uno de los campos a modificar, como se indica a continuación:

  - Ingresar en el campo **Nro. Cargos**, el nuevo número de cargos a presupuestar dentro del rango seleccionado

  - Ingresar en el campo **Básico**, el nuevo monto total del **Salario Básico** a presupuestar dentro del rango seleccionado

  - Ingresar en el campo **Compensación**, el nuevo monto total de la **Compensación** a presupuestar dentro del rango seleccionado

- Si se realizaron las modificaciones, presionar el Botón 
Guardar
(GUARDAR), para actualizar la información

17.4.4 Para salir del proceso Clasificación del Personal por Escala de Salarios

- Para salir de la página Clasificación del Personal por Escala de Salarios, presionar el Botón 
Salir
(SALIR), permaneciendo en segundo plano la página de Recursos Humanos

17.5 Página Clasificación del Personal por Escala de Jubilado

Al seleccionar la opción **Clasificación del Personal por Escala de Jubilado,** de la página **Recursos Humanos,** se presentará la siguiente página:



Clasificación del Personal por Escala de Jubilados

Organo: Asamblea Nacional

Estructura Presupuestaria: Seleccione La Estructura Presupuestaria

Personal Cargado: 0

Grado	Escala	Nro. de Personas	Nro. A Jubilar	Monto Anual
I	HASTA - 1.548	0	0	0
II	1.549 - 1.599	0	0	0
III	1.600 - 1.650	0	0	0
IV	1.651 - 1.701	0	0	0
V	1.702 - 1.752	0	0	0
VI	1.753 - 1.803	0	0	0
VII	1.804 - 1.854	0	0	0
VIII	1.855 - 1.905	0	0	0
IX	1.906 - 1.956	0	0	0
X	1.957 - 2.007	0	0	0
XI	2.008 - 2.058	0	0	0
XII	2.059 - 2.109	0	0	0
XIII	2.110 - 2.160	0	0	0
XIV	2.161 - 2.211	0	0	0
XV	2.212 - 2.262	0	0	0
XVI	2.263 - 2.313	0	0	0
XVII	2.314 Y MAS	0	0	0
	Totales :	0	0	0

Guardar Salir

17.5.1 Elementos de la página

Organo:	Permite visualizar la denominación del Órgano, al cual se le incorporaran los datos para la **Clasificación del Personal Jubilado por Escala**
Estructura Presupuestaria:	Permite seleccionar la jerarquía de la estructura presupuestaria, en la cual serán imputados los datos; Proyecto y/o Acción Centralizada para la **Clasificación del Personal por Escala de Jubilados**

Personal Cargado:	Permite visualizar el personal cargado en la **Clasificación del Personal por Escala de Jubilados**
Grado	Permite visualizar el nivel del tipo de personal jubilado, al cual se le asignarán los recursos dentro de la **Clasificación de Personal por Escala de Jubilados**
Escala	Permite visualizar y seleccionar el rango del tipo de personal jubilado al cual se le asignarán los recursos dentro de la **Clasificación de Personal por Escala de Jubilados**
N° de Personas	Permite ingresar y visualizar la cantidad de cargos del personal jubilado a presupuestar, en cada una de las categorías de la **Clasificación de Personal por Escala de Jubilados**
Nro. A Jubilar	Permite ingresar y visualizar la cantidad de cargos a presupuestar del personal a jubilar, en cada una de las categorías de la **Clasificación de Personal por Escala de Jubilados**
Monto Anual	Permite ingresar y visualizar el monto total de **Sueldos ó Salario** a presupuestar para el personal jubilado, en cada una de las categorías de la **Clasificación de Personal por Escala de Jubilados**
Guardar	Permite guardar la información ingresada en la página **Clasificación del Personal por Escala de Jubilados**
Salir	Permite salir de la página **Clasificación del Personal por Escala de Jubilados**

17.5.2 Para ingresar información en la página Clasificación del Personal por Escala de Jubilado

- Seleccionar de la página Recursos Humanos, la Opción Clasificación del Personal por Escala de Jubilado

- Ubicar la Estructura Presupuestaria que se requiere registrar y proceder a ingresar los datos en cada uno de los campos que conforman el proceso.



Clasificación del Personal por Escala de Jubilados
Organo:
Asamblea Nacional
Estructura Presupuestaria:
Seleccione La Estructura Presupuestaria
Personal Cargado:
Seleccione La Estructura Presupuestaria
Previsión y Protección Social

- Una vez seleccionado el rango dentro de la Escala, proceder a ingresar los datos en los siguientes campos:

    - Ingresar en el campo **Nro. de Personas**, el número de cargos del personal jubilado a presupuestar, dentro del rango seleccionado en la **Clasificación de Personal por Escala Jubilado,** posicionándose sobre la casilla en blanco.

    - Ingresar en el campo **Nro. A Jubilar**, el monto total de la **Remuneración** a presupuestar, para el personal jubilado, dentro del rango seleccionado en la **Clasificación de Personal por Escala Jubilado,** posicionándose sobre la casilla en blanco

- Seguidamente, seleccionar y presionar el Botón **Guardar** (GUARDAR), para registrar la información

17.5.3 Para modificar la información ingresada

- Seleccionar de la página Recursos Humanos, la Opción Clasificación del Personal por Escala de Jubilados

- Ubicar la Estructura Presupuestaria que se requiere registrar y proceder a ingresar los datos en cada uno de los campos que conforman el proceso.


Clasificación del Personal por Escala de Jubilados
Organo:
Asamblea Nacional
Estructura Presupuestaria:
Seleccione La Estructura Presupuestaria
Personal Cargado:
Seleccione La Estructura Presupuestaria
Previsión y Protección Social

- Una vez seleccionado el rango dentro de la escala, proceder a ingresar los nuevos datos en cada uno de los campos a modificar

  - Ingresar en el campo Nro. A Jubilar, el nuevo número de cargos del personal jubilado, a presupuestar dentro del rango seleccionado

  - Ingresar en el campo Nro. A Jubilar, el nuevo monto total de la **Remuneración,** a presupuestar para el personal jubilado dentro del rango seleccionado

- Una vez que se han ingresado todos los datos en las campos correspondientes

  - Presionar el Botón Guardar (GUARDAR), para almacenar la información registrada, y volver a la página principal de ésta opción, donde se reflejará los cambios

- En el caso contrario, de no continuar con la modificación del registro, presionar el Botón 
Cancelar
(CANCELAR), para volver a la página principal de ésta opción , donde se reflejará la información inicial

17.5.4 Para salir del proceso Clasificación del Personal por Escala de Jubilados

- Para salir de la página Clasificación del Personal por Escala de Jubilados, seleccionar y presionar el Botón 
Salir
(SALIR), permaneciendo en segundo plano la página de Recursos Humanos

17.6 Página Clasificación del Personal por Escala Pensionado

Al seleccionar la opción **Clasificación del Personal por Escala Pensionado,** de la página **Recursos Humanos,** se presentará la siguiente página:



Clasificación del Personal por Escala de Pensionados

Organo: Asamblea Nacional

Estructura Presupuestaria: Seleccione La Estructura Presupuestaria

Personal Cargado: 0

Grado	Escala	Nro. de Personas	Monto Anual
I	HASTA - 1.548	0	0
II	1.549 - 1.599	0	0
III	1.600 - 1.650	0	0
IV	1.651 - 1.701	0	0
V	1.702 - 1.752	0	0
VI	1.753 - 1.803	0	0
VII	1.804 - 1.854	0	0
VIII	1.855 - 1.905	0	0
IX	1.906 - 1.956	0	0
X	1.957 - 2.007	0	0
XI	2.008 - 2.058	0	0
XII	2.059 - 2.109	0	0
XIII	2.110 - 2.160	0	0
XIV	2.161 - 2.211	0	0
XV	2.212 - 2.262	0	0
XVI	2.263 - 2.313	0	0
XVII	2.314 Y MAS	0	0
	Totales :	0	0

Guardar Salir

17.6.1 Elementos de la página

Organo:	Permite visualizar la denominación del Órgano, al cual se le incorporaran los datos para la **Clasificación del Personal por Escala Pensionado**
Estructura Presupuestaria:	Permite seleccionar la jerarquía de la estructura presupuestaria, en la cual serán imputados los datos; Proyecto y/o Acción Centralizada para la **Clasificación del Personal por Escala de Salarios**

Personal Cargado:	Permite visualizar el personal cargado en la **Clasificación del Personal por Escala de Salarios**
Grado	Permite visualizar el nivel del tipo de personal pensionado, al cual se le asignarán los recursos dentro de la **Clasificación de Personal por Escala Pensionado**
Escala	Permite visualizar y seleccionar el rango del tipo de personal pensionado al cual se le asignarán los recursos dentro de la **Clasificación de Personal por Escala Pensionado**
Nro. Cargos	Permite ingresar y visualizar la cantidad de cargos del personal pensionado a presupuestar, en cada una de las categorías de la **Clasificación de Personal por Escala Pensionado**
Monto Anual	Permite ingresar y visualizar el monto anual del **Sueldos ó Salario** a presupuestar para el personal pensionado, en cada una de las categorías de la **Clasificación de Personal por Escala Pensionado**
Guardar	Permite guardar la información ingresada en la página **Clasificación del Personal por Escala Pensionado**
Salir	Permite salir de la página **Clasificación del Personal por Escala Pensionado**

Nota: La herramienta establece la validación de los datos, entre las partidas y el tipo de personal registrados en la página de Clasificación del Personal Pensionado y Jubilado, razón por la cual se debe imputar a cada Tipo de Personal en su Partida correspondiente.

17.6.2 Para ingresar información en la página Clasificación del Personal Pensionado por Escala

- Seleccionar de la página **Recursos Humanos**, la Opción **Clasificación del Personal por Escala de Pensionado**

- Ubicar la Estructura Presupuestaria que se requiere registrar


Clasificación del Personal por Escala de Pensionados
Organo:
Asamblea Nacional
Estructura Presupuestaria:
Seleccione La Estructura Presupuestaria
Personal Cargado:
Seleccione La Estructura Presupuestaria
Previsión y Protección Social

- Proceder a ingresar los datos en cada uno de los campos que conforman el proceso, seleccionado previamente el rango dentro del campo *Escala*

  - Ingresar en el campo **Nro. de Personas**, el número de personas correspondientes al personal pensionado a presupuestar dentro del rango seleccionado en la **Clasificación de Personal por Escala Pensionado,** posicionándose sobre la casilla en blanco.


Nro. de Personas
13

  - Ingresar en el campo **Monto Anual**, el monto total de la **Remuneración** a presupuestar para el personal pensionado, dentro del rango seleccionado en la **Clasificación de Personal por Escala Pensionado,** posicionándose sobre la casilla en blanco


Monto Anual
123

- Una vez que se han ingresado todos los datos en los campos correspondientes presionar el Botón **Guardar** (GUARDAR), para almacenar los datos ingresados

- Presionar el botón Cancelar (CANCELAR), para suspender la acción de ingresar nuevo datos y regresar a la página Clasificación del Personal por Escala Pensionado

17.6.3 Para modificar los datos registrados

- Seleccionar de la página Recursos Humanos del Menú Principal del SISPRE, la Opción Clasificación del Personal por Escala de Pensionados

- Ubicar la Estructura Presupuestaria que se requiere registrar


Clasificación del Personal por Escala de Pensionados
Organo:
Asamblea Nacional
Estructura Presupuestaria:
Seleccione La Estructura Presupuestaria
Personal Cargado:
Seleccione La Estructura Presupuestaria
Previsión y Protección Social

- Proceder a ingresar los datos en cada uno de los campos quese requieren modificar, seleccionado previamente el rango dentro del campo *Escala*

- Una vez seleccionado el rango dentro del campo *Escala,* proceder a ingresar los nuevos datos en cada uno de los campos a modificar

    - Ingresar en el campo Nro. de Personas, el nuevo número de personal pensionadas, a presupuestar dentro del rango seleccionado

    - Ingresar en el campo Monto Anual, el nuevo monto total de la **Remuneración,** a presupuestar para el personal pensionado dentro del rango seleccionado

- Una vez que se han ingresado todos los datos en las campos correspondientes

- En el caso de no continuar con la modificación del registro, presionar el Botón 
Cancelar
, (CANCELAR) para volver a la página principal de ésta opción, donde se relejará la información inicial.

- Presionar el Botón 
Guardar
(GUARDAR), para almacenar la información registrada,

17.6.4 Para salir del proceso Clasificación del Personal por Escala Pensionado

- Seleccionar y presionar el Botón 
Salir
(SALIR), permaneciendo en segundo plano la página de Recursos Humanos

17.7 Para salir del proceso Recursos Humanos

- Seleccionar y presionar el Botón 
Salir
(SALIR), permaneciendo en segundo plano la página principal del Menú SISPRE

18. Situación de la Carga

Este módulo permite consultar, de forma general, la carga de la información en el proceso de Formulación Presupuestaria, con el propósito de orientar al usuario sobre posibles inconsistencias en los datos cargados en las diferentes páginas, a nivel de Proyectos y Acciones Centralizadas.

Al seleccionar la opción Situación de la Carga, presionando y seleccionando el botón [Situación de la Carga] en la página principal del Sistema de Presupuestario de los Entes - SISPRE, mostrará la siguiente página:

Situación de la Carga

Situación de la Carga (Proyecto de Ley 2012)

Código	Denominación	Cuota	Distribuido	Disponible	% Cargado	% Faltante
010000000	Asamblea Nacional	400.000.000	21.310	399.978.690	0,01	99,99
010001000	Dirección y Coordinación de los Gastos de los Trabajadores	1.794.174	0	1.794.174	0	100
010002000	Gestión Administrativa	400.000	0	400.000	0	100
010003000	Previsión y Protección Social	909.960	0	909.960	0	100
010006000	Otras comisiones mixtas y especiales	0	0	0	0	100
010007000	Protección y atención integral a las familias y personas en refugios en caso de emergencias o desastres	0	0	0	0	100
010036000	Gestión del Parlamento Amazónico	4.000.000	11.000	3.989.000	0,28	99,72
010040000	Gestión del Parlamentario Latinoamericano	1.150.000	0	1.150.000	0	100
019999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	1.150.000	10.310	1.139.690	0,9	99,1

Cuota sin Distribuir: 390.595.866 [Refrescar] [Salir]

18.1 Elementos de la página

Código	Muestra el Código de la estructura presupuestaria, ordenado por Órgano, Acciones Centralizadas y Proyectos
Denominación	Refleja la Denominación de la **Estructura Presupuestaria**
Cuota	Se visualiza la **Asignación Presupuestaria**
Distribuido	Muestra el monto **Distribuido** en partidas para el gasto
% Cargado	Muestra el porcentaje Distribuido en partidas con respecto a la **Asignación Presupuestaria**
% Faltante	Refleja el porcentaje Faltante por distribuir con respecto a la cuota
Refrescar	Permite actualizar la información de la pagina **Situación de la Carga**
Salir	Permite salir de la pagina **Situación de la Carga**

18.2 Para realizar la consulta de la Situación de la Carga.

El módulo Situación de la carga reflejará la información suministrada al sistema a nivel de Proyectos y Acciones Centralizadas, de tal forma que el usuario podrá visualizar y ubicar posibles inconsistencias.

- El campo **Código** reflejará el código de la estructura presupuestaria del Órgano

Código
070000000
070001000
070002000

- El campo **Denominación**, refleja el nombre del Órgano

Denominación
Ministerio del Poder Popular para Economía y Finanzas
Direccion y Coordinacion de los Gastos de los Trabajadores
Gestion Administrativa
Prevision y Proteccion Social

- El campo **Cuota**, muestra el monto de la cuota asignada al Órgano

Código	Denominación	Cuota
070000000	Ministerio del Poder Popular para Economía y Finanzas	1.100.000
070001000	Direccion y Coordinacion de los Gastos de los Trabajadores	0

- El campo **Distribuido** reflejará el monto que se ha sido imputado a nivel de Órgano, Proyectos y Acciones Centralizadas

Código	Denominación	Cuota	Distribuido
070000000	Ministerio del Poder Popular para Economía y Finanzas	1.100.000	0
070001000	Direccion y Coordinacion de los Gastos de los Trabajadores	0	0

- El campo **Disponible** mostrará el monto que no ha sido imputado, al Proyecto o Acción Centralizada

Código	Denominación	Cuota	Distribuido	Disponible
070000000	Ministerio del Poder Popular para Economía y Finanzas	1.100.000	0	1.100.00C
070001000	Direccion y Coordinacion de los Gastos de los Trabajadores	0	0	C

- El campo **% Cargado** indicará el porcentaje de avance en la carga de datos

Código	Denominación	Cuota	Distribuido	Disponible	% Cargado
070000000	Ministerio del Poder Popular para Economía y Finanzas	1.100.000	0	1.100.000	0
070001000	Direccion y Coordinacion de los Gastos de los Trabajadores	0	0	0	0

- El campo **% Faltante** indicará el porcentaje que resta por imputar a los Proyectos o Acciones Centralizadas

Código	Denominación	Cuota	Distribuido	Disponible	% Cargado	% Faltante
070000000	Ministerio del Poder Popular para Economía y Finanzas	1.100.000	0	1.100.000	0	100
070001000	Direccion y Coordinacion de los Gastos de los Trabajadores	0	0	0	0	100

- En la parte inferior de la página se presentarán según sea el caso los siguientes mensajes, tal como el caso de no haber completado la imputación:

Cuota sin Distribuir: 1.100.000

Nota: La página Situación de carga puede permanecer activa en todo momento, a fin de apreciar los cambios que se generan a medida que se ingresan los datos.

- Presionar el botón 
Refrescar
(REFRESCAR) de la Página Situación de la Carga para actualizar los últimos datos ingresados en las diferentes páginas de la herramienta.

18.3 Para salir de la Página Situación de la Carga

- Seleccionar y presionar el Botón 
Salir
(SALIR), permaneciendo en segundo plano la página principal del Menú SISPRE

19. REPORTES

Este módulo permite ejecutar en pantalla y/o papel, los diferentes reportes con la información previamente ingresada en el sistema, al seleccionar la opción **Reportes**, seleccionando y presionando el Botón , de la página principal del **Menú SISPRE**, se muestra la siguiente pantalla:


Reportes Formulación de los Órganos
Tipos de Reporte:
Seleccione un Reporte
OK
Salir

19.1 Elementos de la página

Tipos de Reportes	Permite seleccionar el tipo del reporte a mostrar.
	Permite visualizar el reporte seleccionado
	Permite salir de la página Reportes

Nota: Para ejecutar los reportes, debe tener instalado el Software Adobe Acrobat. , en el computador donde se esté ejecutando el Sistema

19.2 Los reportes que conforman el módulo:

- Situación de la carga del Órgano

Estructura Presupuestaria

- Estructura Presupuestaria por Órgano
- Unidades Organizacionales y Unidades Ejecutoras Locales
- Proyectos y Acciones Centralizadas del Órgano
- Asignado vs. Distribución por Estructura Presupuestaria

Datos Presupuestarios

- Resúmenes
- Transferencias y Subsidios
- Créditos Presupuestarios por Órgano
- Ley Especial de Endeudamiento por Fuente de Financiamiento
- Distribución General del Gastos
- Distribución del Gasto a Nivel de Unidades Ejecutoras Locales
- Resumen de Proyectos de Ejecución Multianual
- Resumen Institucional de Fuentes por Estructura Presupuestaria
- Transferencias y Donaciones a Nivel de Acciones Específicas

Recursos Humanos

- Recursos Humanos

- Clasificación de Personal por Escala de Sueldos y Salarios
- Clasificación de Personal por Estructura Presupuestaria
- Proyectos que la ejecución excede al ejercicio presupuestaria (Obras)

19.3 Para seleccionar un reporte

- Seleccionar el reporte a consultar, a través de la lista de selección **Tipos de Reporte:** seguidamente se desplegará una lista con los reportes disponibles, como se muestra a continuación:


Reportes Formulación de los Órganos
Tipos de Reporte:
Seleccione un Reporte
Datos Presupuestarios
Resumenes
Resumen de Ingresos y Fuentes por Organo
Ingresos y Fuentes de Financiamiento de la República
Leyes Especiales de Endeudamiento por Fuente de Financiamiento
Distribución General del Gasto
Clasificacion Institucional del Gasto por Fuentes de Financiamiento
Distribución del gasto a Nivel de Unidades Ejecutoras Locales
Transferencias y Subsidios
Transferencias y Donaciones a Nivel de Acciones Específicas
Distribución General del Gasto - Consolidado Por proyectos y Acciones Centralizadas
Proyectos que la ejecucion excede al ejercicio presupuestario (Obras)
Recursos Humanos
Recursos Humanos
Clasificacion de Personal por Escala de Sueldos y Salarios
Clasificacion de Personal por Estructura Presupuestaria

- Posicionar y presionar el cursor sobre el reporte requerido
- Seguidamente se presentará una página, donde según el reporte seleccionado, se abrirá una o varias listas de selección, mediante las cuales se establecerán los criterios de búsqueda, tal como se muestra en la imagen a continuación


Reportes Formulación de los Órganos
Tipos de Reporte: Situación de la carga del Órgano
Año:
Fase Presupuestaria: Proyecto de Ley
OK
Salir

- Una vez seleccionado el reporte requerido, posicionar y presionar el Botón OK (OK),

- Seguidamente se ejecutará el Acrobat Reader mostrando el reporte seleccionado, similar a la siguiente figura


Archivo Edición Ver Documento Herramientas Avanzadas Ventana Ayuda
Abrir Guardar Crear PDF Revisar y comentar Proteger Firmar Edición avanzada
75%
Marcadores
Firmas
Capas
Páginas
Comentarios
DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS
RESUMEN INSTITUCIONAL
ORGANO: ASAMBLEA NACIONAL
PRESUPUESTO:
PA GE ES SE DENOMINACIÓN
CRÉDITOS PRESUPUESTARIOS
Bolívares
Ordinarios
Deuda Pública
Gestión Fiscal
Otras Fuentes
TOTAL
279,4 x 215,9 mm
1 de 14

19.4 Elementos de la ventana

Guardar una copia	Permite guardar en un nuevo archivo el reporte generado
Imprimir	Permite imprimir en el reporte generado
Correo electrónico	Permite conectar el correo electrónico para el envío del reporte generado
	Permite realizar búsquedas mediante diversos criterios del reporte generado
	Permite revisar la ortografía del reporte generado
	Permite deshacer la ultimas acciones realizadas al reporte generado
	Permite rehacer las últimas acciones deshechas del reporte generado
	Permite copiar texto seleccionado
Revisar y comentar	Permite revisar y realizar comentarios mediante las opciones del comando Revisar y Comentar
Seleccionar texto	Permite seleccionar texto mediante las diferentes opciones del comando
	Permite ampliar y reducir, a través de las diferentes opciones del comando
	Permite ajustar el repote al tamaño real de la imagen
	Permite ajustar el reporte a la página completa

	Permite ajustar el ancho del reporte a la página completa
 68%	Permite ampliar y reducir la imagen del reporte
	Permite rotar la imagen del reporte hacia la derecha
	Permite rotar la imagen del reporte hacia la izquierda

19.5 Para Imprimir un reporte

- Seleccionar y presionar el Botón  Imprimir para obtener una salida impresa

- Seguidamente mostrará una ventana para la configuración de la impresión


Imprimir
Impresora
Nombre: Microsoft Office Document Image Writer
Estado:
Tipo:
\\onapre08\HP LaserJet 8150 PCL 6 de la Unidad de Informatic
\\ONAPRE09\HP Color LaserJet 5550 PCL 6 Informatica
Adobe PDF
Microsoft Office Document Image Writer
Propiedades
Imprimir a archivo
Imprimir color como negro
Intervalo de impresión
Todas
Vista actual
Página actual
Páginas desde: 1 hasta: 3
Subconjunto: Todas las páginas del rango
Invertir páginas
Manejo de páginas
Copias: 1
Escalado de página: Reducir páginas grandes
Rotar automáticamente y centrar
Elegir origen de papel según tamaño de página PDF
Imprimir: Documento
Previsualizar
297,01
209,97
Unidad: mm
Zoom: 97%
Consejos de impresión
Avanzadas
Aceptar
Cancelar

- Seleccionar el Botón del campo de selección Impresora Nombre: para desplegar la lista de las impresoras instaladas


Microsoft Office Document Image Writer
\\onapre08\HP LaserJet 8150 PCL 6 de la Unidad de Informatic
\\ONAPRE09\HP Color LaserJet 5550 PCL 6 Informatica
Adobe PDF
Microsoft Office Document Image Writer

- Presionar el Botón Aceptar (ACEPTAR) para realizar la impresión

- Presionar el Botón Cancelar (CANCELAR) para suspender la acción de imprimir

19.6 Para crear un archivo del Reporte

- En caso de requerir el reporte en un archivo, para una posterior revisión

  - Presionar el Botón Guardar una copia (GUARDAR UNA COPIA)

19.7 Para Salir de Acrobat

- Presionar el Botón para cerrar la aplicación de Acrobat permaneciendo en segundo plano la página del Menú del Módulo de Reportes

ANEXO A

ASPECTOS CONCEPTUALES:

1. TIPOS DE UNIDADES ORGANIZATIVAS

2. PARTIDAS CORRESPONDIENTES A OBRAS

1 Unidad Ejecutora

Tipos de Unidades Organizativas

Unidad Administradoras:

Un sistema de administración financiera está integrado cuando las unidades organizativas y entes que lo conforman actúan en forma absolutamente interrelacionada bajo la dirección de un único órgano coordinador que debe tener la suficiente competencia para reglamentar el funcionamiento de ésta, y cuando el conjunto de principios, normas y procedimientos vigentes en el sistema, son coherentes entre sí y permite interrelacionar automáticamente sus actividades.

Las Unidades Ejecutoras que en el sector público integran la administración financiera, son las responsables de **programar y evaluar el presupuesto**, administrar el sistema de recaudación tributaria y aduanera, gestionar las operaciones de crédito público, programar la ejecución de los ***presupuestos de*** **gastos**, administrar el Tesoro y contabilizar tanto física como financieramente las transacciones relacionadas con la captación y colocación de los fondos públicos. Los recursos humanos, materiales financieros que demanden el funcionamiento de estas unidades, también forman parte de la administración financiera.

Están constituidas por las organizaciones administrativas de los organismos, que tienen la responsabilidad de ejecutar los créditos presupuestarios manejados mediante ordenes de pago directo al proveedor o beneficiario, avances o adelantos de fondos a funcionarios, son de dos tipos:

- Unidad Administradora Central:

Es Dirección u otra de igual competencia de cada organismo, manejara créditos centralizados y créditos propios mediante ordenes de pago directa, e igualmente girará ordenes de avances o adelanto de fondos a las Unidades Administradoras Desconcentradas y manejará el fondo de anticipo que se le asigne caja chica y fondos en avance.

- Unidad Administradora Desconcentrada:

Son los que con tal carácter determine la máxima autoridad del organismo ordenador. Estas Unidades deben tener una organización administrativa que les permita manejar fondos en anticipo por un monto igual o superior a 2500 unidades tributarias y, podrán manejar además, fondos en avance y cajas chicas, así como ordenar pagos directos contra el Tesoro Nacional, previa autorización de la máxima autoridad del organismo.

Según sea el caso y el ejecutor del Proyecto ambas pueden ser Unidades Ejecutoras Locales.

- Unidad Administradora Local:

Es la Unidad Operadora de menor nivel responsable de la ejecución física de una actividad de un Proyecto.

2 Partidas correspondientes a Obras

Código	Denominación
404.02.01.00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado Gastos destinados a las conservaciones, ampliaciones y mejoras mayores de obras del dominio privado tales como: silos, edificaciones para salud, educación, oficina, entre otros.
404.02.02.00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público Gastos destinados a las conservaciones, ampliaciones y mejoras mayores de obras del dominio público tales como: carreteras, plazas, parques y acueductos.
404.13.01.00	Estudios y proyectos aplicables a bienes del dominio privado Gastos capitalizables que efectúa el organismo en estudios y proyectos aplicables a bienes muebles e inmuebles del dominio privado, como: edificios médicos asistenciales, militares y de seguridad, educativos, culturales, entre otros.

Código	Denominación
404.13.02.00	Estudios y proyectos aplicables a bienes del dominio público Gastos capitalizables que efectúa el organismo en estudios y proyectos aplicables a bienes muebles e inmuebles del dominio público, como: carreteras, parques, plazas, túneles, entre otros.
404.14.01.00	Contratación de inspección de obras de bienes del dominio privado Gastos por labores de inspección de obras por contratos que realicen personas naturales o jurídicas con el organismo, en obras del dominio privado como: edificaciones médico asistenciales, educativas, culturales, industriales, entre otras. Se excluyen aquellas obras ubicadas en zona declarada militar.
404.14.02.00	Contratación de inspección de obras de bienes del domino público Gastos por labores de inspección de obras por contratos que realicen personas naturales o jurídicas con el organismo, en obras del dominio público, que le estén construyendo a los organismos públicos, tales como avenidas, plazas, parques, fuertes militares, cuarteles y cualquier otra instalación ubicada en zona declarada militar, entre otros.
404.15.01.00	Construcciones edificios médico-asistenciales Gastos por concepto de construcciones de edificios médico-asistenciales ejecutadas por administración indirecta.

Código	Denominación
404.15.02.00	Construcciones de edificios militares y de seguridad Gastos por concepto de construcción de edificios destinados al uso exclusivo de la Fuerza Armada Nacional y demás cuerpos de seguridad nacional, estadal y municipal. Las construcciones de uso militar y civil: hospitales, centros educativos, entre otros, se imputan por las correspondientes específicas.
404.15.03.00	Construcciones de edificios educativos Gastos que se realizan para atender la construcción de edificios educativos de los diferentes niveles que conforman el sistema educativo venezolano.
404.15.04.00	Construcciones de edificios culturales Asignación para atender los gastos que se realizan para la construcción de edificios destinados a las actividades culturales del país. Se incluyen las construcciones de casas para tal fin.
404.15.05.00	Construcciones de edificios para oficina Construcción de edificios que se emplean como sede del organismo y por tanto sirven de apoyo básico para su funcionamiento.
404.15.06.00	Construcciones de edificios industriales Asignación para atender los gastos de construcciones de edificios industriales que el sector público estime realizar como una forma de incentivar el desarrollo industrial del país.
404.16.01.00,	Construcción de vialidad Comprende gastos por la construcción de carreteras, vías férreas, puentes, túneles, entre otros.

Código	Denominación
404.16.02.00	Construcción de plazas, parques y similares Se imputan por esta específica los gastos que se estiman para la construcción de plazas, parques y similares.
404.16.03.00	Construcciones de instalaciones hidráulicas Se imputan por esta específica los gastos en que se incurra para atender la construcción de instalaciones asociadas a la prestación de los servicios de agua potable y saneamiento, de riego, de drenaje y similares.
404.16.04.00	Construcciones de puertos y aeropuertos Se imputan por esta específica los gastos que se realizan para atender la construcción de instalaciones portuarias y aeroportuarias en el ámbito nacional.

ANEXO B

CLASIFICACIÓN SECTORIAL DEL GASTO

Clasificación Sectorial del Gasto.

Aspectos Conceptuales.

La clasificación sectorial presenta los egresos públicos tomando en cuenta los sectores económicos y sociales del país, y persigue como propósito, ofrecer una idea básica de la orientación que el Ejecutivo Nacional, desea imprimir a su actividad en determinadas áreas homogéneas de la acción pública. En tal sentido, al clasificar sectorialmente el gasto, desaparecen las instituciones como tales, para dar cabida a la agrupación de los créditos en cada uno de los sectores económicos y sociales en donde desarrolla su acción el Estado.

La importancia que tiene los Clasificadores Sectoriales son:

- Facilita la determinación de las relaciones de interdependencia entre el sector público y privado, no solo a nivel sectorial, sino también global. En consecuencia, este tipo de clasificación, se establece como un instrumento básico para la planificación del desarrollo económico y social del país.
- Permite apreciar la política presupuestaria que aplicará el Ejecutivo Nacional en los distintos sectores económicos y sociales, en las cuales se subdivide el sector público.
- Facilita la evaluación de la eficacia que alcanzarán las políticas sectoriales, y corregir las desviaciones de las mismas, cuando los parámetros se alejen de la programación inicial.
- Sirve de instrumento básico para el proceso de programación global, sectorial, regional e institucional.
- Facilita la vinculación del presupuesto con los planes.

Sector 01:00 Dirección Superior del Estado

Actividades públicas relacionadas con la definición, dirección, coordinación, supervisión y control de las políticas generales del Estado, en los ámbitos ejecutivo, legislativo y judicial, tanto a nivel interno como externo. Incluye, la suprema dirección, organización y vigilancia de los procesos electorales, incluyendo la actualización del registro electoral permanente; los sistemas centrales de planificación, presupuesto, personal, estadística e informática, las cuales orientan las políticas económicas y financieras del Estado; y la política exterior del país.

Sector 02:00 Seguridad y Defensa

Esta compuesto por tres sub-sectores (***Defensa Nacional,*** **Política,** ***Seguridad y Orden Público, Administración de Justicia y Ministerio Público***) los cuales están destinados, este mismo orden, a la planificación y ejecución de todas las actividades relacionadas con la preservación de la soberanía, independencia y libertad de la República, conforme a lo establecido en la Constitución de la República Bolivariana de Venezuela y demás Leyes. Aquí se incorpora el resguardo nacional, servicio penitenciario, vigilancia vial y la seguridad en las instalaciones de carácter estratégico para el Estado. Además, incluye las relaciones políticas del Ejecutivo Nacional con los demás órganos del Poder Público; la seguridad de las personas y el mantenimiento del orden público; la prevención del delito y la reclusión, reeducación y readaptación social de quienes resulten condenados por violar la normativa legal vigente; la coordinación policial y la lucha antidelictivas; las relaciones con los cultos; el servicio de identificación nacional y extranjería y el censo poblacional, defensa civil, de conscripción y alistamiento militar.

Finalmente, la Administración de Justicia en general, tanto del ámbito civil como militar, mercantiles, penales, trabajo, familia, de menores, fiscales y contencioso-administrativo; de la decisión definitiva y la ejecución de sentencias; a los ciudadanos el respecto de los derechos y garantías constitucionales; la seguridad jurídica y el cumplimiento de las Leyes, así como la celeridad y buena marcha de la administración de justicia, etc.

Sector 03:00 Agrícola

Las acciones del Estado con el propósito de aumentar la producción y mejorar la productividad de los recursos vegetales, animales, pesqueros y forestales. Así como la coordinación de la política de importación de productos agrícolas, jerarquizados como de primera necesidad. Incluye, investigación y asistencia técnica; prevención y eliminación de plagas y enfermedades; comercialización de productos, aplicación de la Ley de Tierras; administración y uso de tierras baldías para uso agrícola; desarrollo y mantenimiento catastral de la propiedad privada agrícola rural y demás tierras agrícolas del país; distribución de fertilizantes a nivel nacional; aplicación de los subsidios a productores agrícolas, entre otras actividades.

Sector 04:00 Energía, Minas y Petróleo

Actividades relacionadas con el desarrollo, aprovechamiento y control de los recursos minerales, las fuentes de energía para la generación de electricidad y de los hidrocarburos; aquí se incluye las funciones de planificación, supervisión, fiscalización y control de todas las empresas públicas que se dedican a estas actividades.

El primer sub-sector ***Energía*** se orienta a las actividades de generación, transmisión y comercialización de la energía eléctrica a nivel nacional, así como la ampliación y mejoras.

El segundo ***Minería***, exploración, cuantificación de reservas, explotación, hasta producción, transporte, industrialización y comercialización de minerales, tales como hierro, carbón, bauxita, oro, fosfóricos, etc. Asimismo, explotación e industrialización de la sal.

En tercer lugar ***Petróleo y Petroquímica***, exploración en el territorio nacional y la plataforma submarina, de áreas potenciales, a fin de cuantificar el nivel de reservas probables y probadas de hidrocarburos. Explotación de yacimientos, siguiendo las políticas que establezca el Ejecutivo Nacional. Generación de subproductos del petróleo, tales como: gasolina, kerosén, lubricantes, gasoil y demás derivados, tanto para el mercado nacional como internacional. Ejecutar el Plan Petroquímico Nacional. Capacitación del recurso humano necesario para la industria petrolera, entre otras cosas.

Sector 05:00 Industria y Comercio

La acción fundamental esta orientada a acciones que tengan por finalidad la planificación, organización, ejecución, evaluación y control de todas las actividades que se lleven a cabo, tanto del sector público como privado, relacionadas con la ***industria***, tanto ***ligera*** como aquella considerada ***básica*** (concentrada en la Corporación Venezolana de Guayana), ***el comercio*** y todo lo relacionado con su financiamiento.

Sector 06:00 Turismo y Recreación

Comprende las acciones públicas destinadas a la planificación, desarrollo y coordinación de actividades turísticas, tanto públicas como privadas, a fin de promover, fomentar y controlar la actividad turística.

Sector 07:00 Transporte y Comunicaciones

Las actividades dirigidas a establecer y ejecutar las políticas, planes y programas, con el objeto de facilitar el ***transporte*** terrestre, aéreo, marítimo y fluvial; en tal sentido, planifica y construye autopistas, carreteras, vías urbanas, agrícolas, etc. Además, toda la infraestructura férrea, aérea, marítima, entre otras, incluyendo el mantenimiento y conservación de instalaciones y equipos.

En el área de las ***comunicaciones*** la planificación, construcción y control de infraestructura y equipos de servicios de teléfonos, telex, correos, telégrafos, así como de los medios radioeléctricos.

Sector 08:00 Educación

Tiene como acciones la formación y capacitación de los recursos humanos que el país requiere para su desarrollo económico y social. La labor se materializa mediante la aplicación de programas educativos que incluyen la investigación, difusión y enseñanza en el área de educación inicial (maternal de 0-3 años, y preescolar de 3-6 años), básica, media diversificada, e incluye agropecuaria, comercio e industria; asimismo, las modalidades como la especial de adultos, indígena y educación especial; así como la asistencia socio-económica de apoyo a los estudiantes. Incluye la infraestructura física (construcción, conservación y mantenimiento) necesaria para el desarrollo del sector. A este componente se denomina sub-sector ***Integral***. Por otra parte, el resto que comprende las Universidades y todos los Colegios e Institutos Universitarios que imparten educación superior. A ste se le denomina sub-sector ***Superior***. Incluye infraestructura física, asistencia socio-económica, y financiamiento mediante créditos estudiantiles.

Sector 09:00 Cultura y Comunicación Social

Incluye el Subsector de ***Cultura*** las acciones para que personas y comunidades puedan expresarse, comunicarse y participar de manifestaciones ***culturales***, tales como la producción, investigación, conservación, difusión y disfrute de las artes plásticas, música, teatro y danzas. Así como la conservación del patrimonio arquitectónico, arqueológico, histórico y antropológico. El Subsector ***Comunicación Social*** tiene como acciones la elaboración y producción de mensajes radiales, televisados y cinematográficos

Sector 10:00 Ciencia y Tecnología

Incluye las acciones de planificación, promoción, desarrollo, regulación y ejecución de las actividades científicas y tecnológicas del país, tanto de investigación básica como aplicada, el desarrollo experimental, ingeniería de diseño e investigación tecnológica; además, la acción formativa de recursos humanos; la información y documentación; la cooperación científico-técnica internacional. Asimismo, el cumplimiento de los objetivos científicos y tecnológicos de los demás sectores.

Sector 11:00 Vivienda, Desarrollo Urbano y Servicios Conexos

La planificación, regulación, fomento, educación y control de las actividades relacionadas con la vivienda, el desarrollo urbano y los servicios conexos. Asimismo, comprende la investigación de desarrollos y asentamientos urbanos existentes o por crearse, de los servicios conexos de investigación del desarrollo de los asentamientos urbanos. En tal sentido, formula la política habitacional, la renovación urbana, los servicios comunales, los servicios urbanos y de recreación, tanto en el ámbito del financiamiento como de coordinación con otros organismos públicos, nacionales, estadales y municipales. Define el uso de la tierra urbana, planificación de centros poblados, e investigación en todas las áreas.

Sector 12:00 Salud

Comprende acciones de protección, promoción y recuperación de la salud, incluyendo la rehabilitación a nivel nacional; la formulación, reglamentación y supervisión de los programas de saneamiento y contaminación ambiental referida a la salud pública, y de atención médica y asistencia social de la población. Establecimiento de normas técnicas sanitarias en relación a alimentos destinados al consumo humano. Asistir a las comunidades en situaciones de emergencia, tales como: brotes epidémicos, terremotos, inundaciones, etc. La infraestructura médico asistencial, equipamiento y formación y capacitación de recursos humanos destinada al sector.

Sector 13:00 Desarrollo Social y Participación

El propósito fundamental es el logro de una sociedad más justa y la promoción de una mejor calidad de vida de la familia venezolana, así como una participación más activa de los ciudadanos en las tareas del desarrollo económico y social del país. En tal sentido, desarrolla planes y programas orientados a la incorporación de los miembros del grupo familiar al sector productivo; concerta con el sector privado en el mejor uso de los medios de comunicación social, a fin consolidar valores y actitudes positivas hacia la sociedad; diseño de programas a fin de que el grupo familiar integral participe en el desarrollo económico, social y cultural del país; planificación del tiempo libre y al desarrollo deportivos; planes de protección socio-económica a la población más desvalida y de menores recursos, entre otros.

Sector 14:00 Seguridad Social

Comprende la planificación, dirección, coordinación, ejecución y control que realiza el Estado en relación con la política de seguridad social. Esta última puede ser impuesta, controlada, consensuada, administrada o financiada por el Gobierno Nacional, e implica contribuciones en especie o dinero, obligatorio, para empleados o empleadores, y que puede abarcar toda la población o un a parte de ella.

Sector 15:00 Gastos no Clasificados Sectorialmente

En esta categoría se incluyen los gastos que por sus objetivos y/o características multisectoriales, y que no están relacionados con la producción pública directa del período, resulta improcedente asignarlos a cualquiera de los sectores anteriormente definidos. En tal sentido, comprende aportaciones, transferencias y financiamientos otorgadas a entidades del sector público, con finalidades multisectoriales algunas de ellas, o con atribuciones especiales para disponer de un destino sectorial específico. Esta compuesto de los siguientes Subsectores: ***Transferencias al Exterior, Situado Constitucional, Servicios de la Deuda Pública, Subsidio de Capitalidad, Aporte Policía Metropolitana, FIDES, Otras Transferencia a Entidades Federales, Fondo de Reestructuración del Sector Público, Asignaciones Especiales, Otros Gastos No Clasificados y Rectificaciones al Presupuesto***.

A continuación se describe el clasificador sectorial del gasto:

Clasificador Sectorial de los Egresos Públicos

SECTOR	SUBSECTOR	DENOMINACIÓN
01		Dirección Superior del Estado
02		Seguridad y Defensa
	01	Defensa Nacional
	02	Política, Seguridad y Orden Público
	03	Administración de Justicia y Ministerio Público
03		Agrícola
04		Energía, Minas y Petróleo
	01	Energía
	02	Minería
	03	Petróleo y Petroquímica
05		Industria y Comercio
	01	Industria Ligera
	02	Industria Básica
	03	Comercio
06		Turismo y Recreación
07		Transporte y Comunicaciones
	01	Transporte
	02	Comunicaciones
08		Educación
	01	Integral

SECTOR	SUBSECTOR	DENOMINACIÓN
	02	Superior
09		Cultura y Comunicación Social
	01	Cultura
	02	Comunicación Social
10		Ciencia y Tecnología
11		Vivienda, Desarrollo Urbano y Servicios Conexos
12		Salud
13		Desarrollo Social y Participación
14		Seguridad Social
15		Gastos No Clasificados Sectorialmente
	01	Transferencias al Exterior
	02	Situado Constitucional
	03	Servicio de la Deuda Pública
	04	Subsidio de Capitalidad
	05	Aporte Policía Metropolitana
	06	FIDES
	07	Otras Transferencias a Entidades Federales
	08	Fondo de Reestructuración del Sector Público
	09	Asignaciones Especiales

SECTOR	SUBSECTOR	DENOMINACIÓN
	10	Otros Gastos No Clasificados
	98	Rectificaciones al Presupuesto

SECTOR BASE:

Desde el punto de vista sectorial, el sector o sub-sector que se asigna a un organismo de acuerdo al objeto o naturaleza de su actividad fundamental, se le denomina sector base, y se imputan los recursos no asignados a otro sector o sub-sector.

En tal sentido, en la clasificación de los organismos del poder central, conformados por los Ministerios y demás entes con Autonomía Funcional, se le asignan un sector y sub-sector base, como se señala a continuación:

CLASIFICACIÓN SECTORIAL ACTUALIZADA DE LOS ÓRGANOS DEL PODER NACIONAL

ÓRGANOS	SECTOR	SUB-SECTOR
01. Asamblea Nacional	01	00
02. Contraloría General de la República	01	00
03. Consejo Nacional Electoral	01	00
06. Ministerio del Poder Popular para Relaciones Exteriores	01	00
07. Ministerio del Poder Popular para Economía y Finanzas	01	00
08. Ministerio del Poder Popular para la Defensa	02	01
10. Ministerio del Poder Popular para la Educación	08	00
13. Ministerio del Poder Popular para el Trabajo y la Seguridad Social	13	00
17. Ministerio del Poder Popular para el Ambiente	11	00
21. Tribunal Supremo de Justicia	02	03
23. Ministerio Público	02	03
25. Procuraduría General de la República	01	00
26. Ministerio del Poder Popular para Relaciones Interiores y Justicia	02	03
28. Ministerio del Poder Popular para la Infraestructura	07	01
29. Ministerio del Poder Popular para la Planificación	01	00
30. Ministerio del Poder Popular para la Ciencia y Tecnología	10	00

ÓRGANOS	SECTOR	SUB-SECTOR
32. Defensoría del Pueblo	02	03
33. Vicepresidencia de la República	01	00
34. Ministerio del Poder Popular para la Agricultura y Tierras	03	00
35. Ministerio del Poder Popular para la Educación Superior	08	00
36. Ministerio del Poder Popular para la Comunicación e Información	09	01
37. Ministerio del Poder Popular del Despacho de la Presidencia	01	00
38. Consejo Moral Republicano	01	00
39. Superintendencia Nacional de Auditoria Interna	01	00
40. Ministerio del Poder Popular para la Economía Comunal	13	00
41. Ministerio del Poder Popular para la Alimentación	01	00
42. Ministerio del Poder Popular para las Industrias Ligeras y Comercio	05	01
43. Ministerio del Poder Popular para las Industrias Básicas y Minería	05	02
44. Ministerio del Poder Popular para el Turismo	06	00
45. Ministerio del Poder Popular para la Energía y Petróleo	04	03
46. Ministerio del Poder Popular para la Cultura	09	01

ÓRGANOS	SECTOR	SUB-SECTOR
47. Ministerio del Poder Popular para la Vivienda y Hábitat	11	00
48. Ministerio del Poder Popular para la Participación y Protección Social	13	00
49. Ministerio del Poder Popular para la Salud	12	00
50. Ministerio del Poder Popular para el Deporte	13	00
51. Ministerio del Poder Popular para la Telecomunicaciones y la Informática	07	02
52. Ministerio del Poder Popular para los Pueblos Indígenas	13	00

INSTRUCTIVO N° 4

FORMULACION DEL PRESUPUESTO DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES, FINACIEROS Y NO FINANCIEROS

APROBACIÓN.

El Jefe de la Oficina Nacional de Presupuesto (Onapre), en punto de cuenta N° DGPPE – DPO – 001 – 2011, de fecha 26 de agosto de 2011, aprobó la información contenida en el **Instructivo N° 04: Formulación del Presupuesto de los Entes Descentralizados Sin Fines Empresariales, Financieros y No Financieros**; el cual contiene las normas e instrucciones para el llenado de los formularios necesarios para la elaboración del presupuesto de los mencionados entes.

En consecuencia, a partir de la presente fecha entra en vigencia este manual, quedando bajo la responsabilidad de la Dirección General de Planificación, Programación y Evaluación, la coordinación de las revisiones anuales necesarias, para mantener actualizada la información descrita en el presente documento.

Caracas, a los 26 días del mes de agosto de 2011.

Alfredo R. Pardo Acosta
Jefe de la Oficina Nacional de Presupuesto

ÍNDICE DE CONTENIDO

ÍNDICE DE CONTENIDO

ÍNDICE DE CONTENIDO

PARTE 3 Anexos :

PRESENTACIÓN

La Oficina Nacional de Presupuesto (Onapre), como ente rector del sistema presupuestario público en Venezuela, cumpliendo con lo establecido en la Ley Orgánica de la Administración Financiera del Sector Público (LOAFSP) en su artículo 21, numeral 7°, ha elaborado este documento, el cual contiene las instrucciones, normas y orientaciones que utilizarán los Entes Descentralizados Funcionalmente Sin Fines Empresariales Financieros y No Financieros para la formulación de sus respectivos presupuestos, de acuerdo a la técnica de elaboración del presupuesto por Proyectos y Acciones Centralizadas.

Este Instructivo contiene los elementos fundamentales: conceptos, formatos e instrucciones básicas que permiten describir la operatividad del proceso de Formulación Presupuestaria, el cual se ha estructurado de la siguiente forma:

Parte 1: Destinado a los aspectos fundamentales del manual tales como: objetivo, alcance, marco legal; así como las directrices generales, aspectos conceptuales, glosario de términos y normas que facilitan a los entes bajo referencia la elaboración de sus presupuestos.

Parte 2: Se expone el conjunto de formas que deben presentar los Entes Descentralizados Funcionalmente sin Fines Empresariales, Financieros y No Financieros. Asimismo, se divide en dos (02) secciones a saber:

La Primera Sección, agrupa una serie de formularios que son de aplicación común para los Entes Descentralizados sin Fines Empresariales.

La Segunda Sección, abarca un conjunto de formularios aplicables a los Entes Financieros

Parte 3: Contiene los anexos señalados en el documento.

En este contexto, los funcionarios de la Oficina Nacional de Presupuesto (Onapre), prestarán a los entes la asistencia técnica debida y aclararán cualquier duda relacionada con la interpretación de las normas y formularios que se incluyen en el presente documento.

PARTE 1: Aspectos Generales de la Formulación del Proyecto de Ley de Presupuesto

1.1- Objetivo y Alcance.

1.2.- Marco Legal.

1.3.- Directrices Generales.

1.4.- Normas para la Formulación del Presupuesto.

1.5.- Aspectos Conceptuales

1.6.- Glosario.

1.1.- Objetivo y Alcance

Objetivo

El Instructivo tiene como objetivo establecer las normas y lineamientos que permitirán a los Entes Descentralizados sin Fines Empresariales Financieros y No Financieros, formular su Proyecto de Presupuesto bajo un enfoque metodológico uniforme.

Alcance

Este manual está dirigido a todos los funcionarios (as) involucrados (as) en las actividades asociadas al proceso de formulación del presupuesto de los Entes Descentralizados sin Fines Empresariales, Financieros y No Financieros

1.2.- Marco Legal

Con el fin de dar a conocer el marco jurídico por el cual se rige la formulación del presupuesto de los Entes Descentralizados Sin Fines Empresariales, Financieros y No Financieros, se mencionan a continuación los artículos más esenciales del ordenamiento jurídico vigente.

ORDENAMIENTO JURÍDICO	ARTÍCULOS
Constitución de la República Bolivariana de Venezuela (CRBV) de fecha 24 de Marzo de 2000.	313 y 315
Ley Orgánica de la Administración Pública (LOAP). Gaceta Oficial N° 38.146 de fecha 25-03-2009 Gaceta Oficial Extraordinario N° 5.890 de fecha 31-07-2008	20 y 29
Ley Orgánica de la Administración Financiera del Sector Público. Gaceta Oficial N° 39.352 de fecha 22-01-2010	9, 14, 16, 18, 20, 21, 24, 33, 35 36, 38, 39, 40, 41 y 42.
Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario. Gaceta Oficial N° 5.781 Extraordinario de fecha 12-08-2005. Decreto N° 3776 de fecha 18-07-2005	2, 3, 4, 5, 6, 7, 8 (Numeral: 2, 8 y 9), 9, 22, 24, 27, 33, 34 y 35.
Ley Orgánica de Planificación Pública y Popular. Gaceta Oficial N° 6.011 de fecha 21-12-2010	44, 45, 52, 53 y 54
Decreto con Rango, Valor y Fuerza de Ley de Reforma Parcial de la Ley Orgánica de Creación de la Comisión Central de Planificación, publicado en la Gaceta Oficial N° 39.604 del 28 de enero de 2011. Decreto N° 8006 de fecha 18-01-2011	4, 5, 6, 10, 11, 12

1.3.- Directrices Generales

El órgano de adscripción deberá suministrarle a sus entes descentralizados sin fines empresariales financieros y no financieros, conjuntamente con el oficio de asignación de recursos para el año objeto de la formulación, las Directrices de Planificación, relacionadas con el ámbito de acción sectorial, objeto de su competencia; así como los lineamientos de Política Presupuestaria emanados por la Onapre, para su consideración en la fase de Formulación del Presupuesto.

El Presupuesto deberá responder a los criterios de disciplina, calidad, eficiencia, optimización, productividad y racionalización del gasto y estará estrechamente vinculado a los lineamientos de la Comisión Central de Planificación.

Gastos de Personal

Los entes procurarán que los gastos en materia de personal, sean semejantes a los que deben ser ejecutados en el año, incorporando los ajustes de sueldos y salarios acordados en el año precedente. La incorporación de personal por necesidades de servicios, deberá ser cubierta mediante la reasignación de recursos de otras áreas de funcionamiento y a través de una utilización racional del recurso humano disponible.

Los proyectos de presupuesto del ente contendrá toda la información relativa a las Convenciones Colectivas y todo incremento en las escalas de sueldos y salarios deberá estar debidamente aprobados por el Ministerio del Poder Popular de Planificación y Finanzas y contar con las disponibilidades presupuestarias para su implementación.

Los entes deben tomar en consideración en el presente instructivo, las nuevas partidas que se crearon, según el Clasificador Presupuestario de Recursos y Egresos, para la imputación de remuneraciones y asignaciones, que correspondan a los altos funcionarios, altas funcionarias, personal de alto nivel y de dirección del Poder Público y de elección popular, con ocasión a la prestación de su servicio. **(Ley Orgánica de Emolumentos, Pensiones y Jubilaciones de los Altos Funcionarios y Altas Funcionarias del Poder Público).**

Impuesto al Valor Agregado (IVA)

Se debe prever en el documento presupuestario, las erogaciones que se originen de la aplicación de la Ley de Impuesto al Valor Agregado.

Asignaciones para Proyectos de Infraestructura

En materia de proyectos de infraestructura o construcción de obras, se debe garantizar la continuidad de aquellos que se encuentran en ejecución y el mantenimiento de los existentes.

Derechos de Importación y Servicios Aduaneros del Sector Público

En consideración a la decisión del Ejecutivo Nacional, las Instituciones del Sector Público deben pagar los derechos y servicios aduaneros que generen sus importaciones, todos los organismos deberán contemplar en sus proyectos de presupuesto los créditos presupuestarios que les permitan cumplir con esta obligación.

Limitaciones en los Gastos Públicos

De acuerdo a lo establecido en el artículo 49 de la Ley Orgánica de la Administración Financiera del Sector Público (LOAFSP), los entes no podrán adquirir compromisos por contratos de obras de servicios ó laborales, que no tengan créditos presupuestarios para cubrirlos. En este sentido, las unidades responsables de la elaboración del presupuesto deberán garantizar que los gastos esenciales de la institución tengan el financiamiento asegurado, a fin de evitar que se generen insuficiencias en la etapa de ejecución del presupuesto.

Gasto Suntuario:

En materia de gasto suntuario, todos los órganos y entes de la Administración Pública Nacional deberán acatar lo establecido en la Gaceta Oficial N° 38.146 de fecha 25 de marzo de 2009. Decreto N° 6.649

Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007 – 2013

Las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación definen de manera explícita los objetivos, estrategias y políticas, en los cuales deberán enmarcarse los proyectos de los órganos y sus entes adscritos, durante el proceso de Formulación del Presupuesto.

1. Desarrollo de la Nueva Ética Socialista.

La Nueva Ética Socialista es la refundación ética y moral de la Nación, que hunde sus raíces en la fusión de los valores y principios de lo más avanzado de las corrientes humanistas del socialismo y de la herencia histórica del pensamiento de Simón Bolívar. La Nueva Ética Socialista es la superación de la ética del capital para crear la conciencia revolucionaria bajo una nueva moral colectiva, que sólo puede ser alcanzada mediante la dialéctica de la lucha por la transformación material de la sociedad y el desarrollo de la espiritualidad.

2. Construcción de la Suprema Felicidad Social.

La Suprema Felicidad Social es la visión de largo plazo que tiene como punto de partida la construcción de una estructura social incluyente, formando una nueva sociedad de incluidos, un nuevo modelo social, productivo, socialista, humanista, endógeno, donde todos vivamos en similares condiciones rumbo a lo que decía Simón Bolívar: la suprema felicidad social.

3. Profundización de la Democracia Protagónica Revolucionaria.

Es la expresión genuina y auténtica de la verdadera democracia. Es la soberanía popular que se hace tangible en el ejercicio de la voluntad popular, donde los ciudadanos personificarán y ejercerán siempre los mecanismos sustantivos del poder político, el cual está siempre orientado al bienestar de todos. Los cambios deben estar orientados a la construcción de una comunidad, dejando de lado el individualismo y el egoísmo, en ese sentido el poder debe ser ejercido bajo el sustento moral y colectivo obligando que las acciones de sus asociados estén guiadas por la justicia y por principios de igualdad.

4. Establecimiento de un Modelo Productivo Socialista.

Es el nuevo modelo productivo social orientado hacia la eliminación de la división social del trabajo y su estructura jerárquica actual, que permita la satisfacción de necesidades básicas y no la producción y acumulación de riquezas. El modelo productivo responderá primordialmente a las necesidades humanas y estará menos subordinado a la reproducción de capitales. El Estado conservará el control total de las actividades productivas que sean de valor estratégico para el desarrollo del país y el desarrollo multilateral de las necesidades y capacidades productivas del individuo social.

5. Construcción de una Nueva Geopolítica Nacional.

Es una nueva organización socio territorial del Estado la cual se inscribe en un horizonte temporal de mediano y largo plazos, requiriéndose esfuerzos sostenidos y coherentes de gestión pública, planificación estratégica y movilización de actores políticos y fuerzas sociales con una visión geoestratégica compartida, en función de logar un nuevo sistema económico productivo, diversificado e integrado, tanto funcionalmente como territorialmente, así como la inclusión social bajo regímenes de producción social, cooperativos, asociativos y solidarios donde la participación protagónica y corresponsable asigne las nuevas relaciones de producción, cuyos resultados sean acumulables y favorezcan la modificación de nuevos patrones de asentamiento.

6. Convertir a Venezuela en una Potencia Energética Mundial.

El acervo energético del país posibilita una estrategia que combina el uso soberano del recurso con la integración regional y mundial. El petróleo continuará siendo decisivo para la captación de recursos del exterior, la generación de inversiones productivas internas, la satisfacción de las propias necesidades de energía y la consolidación del Modelo Productivo Socialista.

7. Avanzar hacia la Nueva Etapa en la Geopolítica Internacional.

Es la estrategia de conducción multipolar de la política mundial, que se aplica mediante la diversificación de las relaciones políticas, económicas y culturales, para la creación de nuevos bloques de poder atendiendo las particularidades, de acuerdo al establecimiento de áreas de interés geoestratégicas. Contribuir a la construcción de un mundo multipolar y el surgimiento de nuevos polos de poder que representen el quiebre del imperialismo norteamericano, en la búsqueda de la justicia social, la solidaridad y las garantías de paz bajo la profundización del diálogo fraterno entre los pueblos, el respeto de las libertades de pensamiento, religión y autodeterminación de los pueblos.

1.4.- Normas para la Formulación del Presupuesto

Se destacan a continuación los aspectos de carácter fundamental, que deberán tomar en cuenta los entes, en el momento de elaborar el Proyecto de Ley de Presupuesto:

a. Los Entes Descentralizados Sin Fines Empresariales, Financieros y No Financieros, se ajustarán a las formas y/o formularios incluidos en este instructivo, de manera que la información suministrada sea uniforme, completa, fehaciente y adecuada a los fines de su presentación y posterior remisión a la Asamblea Nacional.

b. Los proyectos a ser incorporados en los respectivos presupuestos deben estar registrados en la herramienta Nueva Etapa, que funge como Banco de Proyecto Nacional.

c. El proyecto de Presupuesto de Recursos deberá contener:

- El aporte correspondiente del Ejecutivo Nacional
- Los recursos provenientes de las actividades propias del ente.
- Las transferencias de otros entes públicos y/o privados.
- Las fuentes de activos que se utilizarán en el ejercicio.
- Los recursos provenientes de las Operaciones de Crédito Público (Desembolsos), siempre que, para la fecha de elaboración del Proyecto de Presupuesto, las mismas hayan cumplido los requisitos establecidos en el Titulo III del Capitulo V de la LOAFSP, referido al Sistema de Crédito Público y la Ley Especial de Endeudamiento para el ejercicio vigente.
- Cualquier otro ingreso procedente según los actos de creación.

d. En todo el proceso presupuestario se utilizará obligatoriamente el Clasificador Presupuestario de Recursos y Egresos; así como el Clasificador Económico de Recursos y Egresos, elaborados por la Oficina Nacional de Presupuesto.

e. El monto del presupuesto de gastos no podrá exceder el financiamiento previsto, y deberá cumplir con el Principio de Equilibrio Presupuestario.

f. Los Proyectos de Presupuesto deberán ser presentados a los órganos de adscripción para que verifiquen si han sido elaborados según lo previsto en el numeral (a) de estas normas. El órgano de adscripción remitirá a la Onapre, los Proyectos de Presupuesto de sus adscritos o tutelados con su visto bueno, en el plazo que establezca esta Oficina.

g. La Onapre hará las observaciones cuando corresponda y las comunicará al órgano de adscripción y al ente responsable de la elaboración del Proyecto de Presupuesto, a fin de aplicar los ajustes pertinentes. Una vez elaborados los cambios, el documento presupuestario será enviado nuevamente a través del órgano de adscripción a esta Oficina.

1.5 Aspectos Conceptuales

Presupuesto por Proyecto y Acciones Centralizadas:

La técnica de elaboración de Presupuesto por Proyectos y Acciones Centralizadas, se puso en práctica en Venezuela en el año 2006, como un esfuerzo sistemático para mejorar la asignación y distribución de los recursos públicos a los organismos nacionales; mejorar la vinculación del plan y el presupuesto y los procesos de seguimiento y evaluación de la gestión pública. Comprende dos categorías presupuestarias de máximo e igual nivel jerárquico, a saber: Proyecto y Acción Centralizada.

A. Proyecto Presupuestario:

Es la expresión sistematizada de un conjunto delimitado de acciones y recursos que permiten, en un tiempo determinado, el logro de un resultado específico para el cual fue concebido el proyecto. Este resultado puede estar dirigido a satisfacer las necesidades y demandas de la población o mejorar los procesos y sistemas de trabajo de la institución o del sector público en su conjunto.

Es una categoría presupuestaria de mayor nivel en la asignación de los recursos financieros públicos.

– **Elementos que identifican a un Proyecto:**

- **Objetivo Específico del Proyecto:**

Definen el propósito que se persigue con el proyecto, como consecuencia de su ejecución (transformación o mejora de la situación inicial del problema)

- **Resultado del Proyecto:**

Es el producto, bien o servicio que se materializa con su ejecución.

• **Meta del Proyecto:**

Es la determinación cualitativa y cuantitativa del resultado (indicador) de lo que se espera obtener una vez finalizado el proyecto.

Cabe destacar que todo proyecto debe responder a un problema, necesidad o situación que se desea superar y a un diagnóstico o análisis de las causas que lo generan. Asimismo, debe tener sus indicadores de la situación actual del problema y de la situación objetivo que se pretende alcanzar. Además, se debe determinar las acciones específicas que permitan lograr las metas establecidas en el proyecto.

B. Acciones Centralizadas:

Comprenden todo uso de recursos reales y financieros que no es posible definir en términos de un Proyecto, por no poder asociarse directamente a un único Proyecto, pero son necesarios para garantizar el funcionamiento de las instituciones públicas, así como el cumplimiento de otros compromisos del estado.

Se constituye como una categoría presupuestaria al mismo nivel de los proyectos.

Tantos los proyectos como las acciones centralizadas se desagregan en categorías presupuestarias de menor nivel, denominadas Acciones Específicas.

C. Las Acciones Específicas en el Proyecto: Son aquellas operaciones concretas, suficientes, medibles y cuantificables anualmente, necesarias para lograr el resultado global esperado del Proyecto. A su vez, cada acción específica concreta un determinado producto (bien o servicio), asociado a la naturaleza de la acción específica

D. Metas de las Acciones Específicas del Proyecto:

Es la determinación cualitativa y cuantitativa del bien ó servicio que se entrega con la ejecución de la acción.

E. Las Acciones Específicas en la Acción Centralizada: Detallan las actividades que realiza la Institución en pro de su funcionamiento, así como el cumplimiento de otros compromisos del Estado.

Los créditos presupuestarios de las acciones específicas, suman a la categoría presupuestaria de mayor nivel a la cual están asociadas.

F. Tipos de Acciones Centralizadas:

1. Acción Centralizada: "Dirección y coordinación de los gastos de los trabajadores"

Son aquellas acciones que permiten la administración de los recursos asignados a los gastos de los trabajadores y trabajadoras, de conformidad con el ordenamiento jurídico vigente y las convenciones colectivas de trabajo.

Acción Específica: "Asignación y control de los recursos para gastos de los trabajadores".

Ejecución de los créditos presupuestarios para sufragar los gastos de los trabajadores, de los órganos o entes de la administración pública.

Imputación Presupuestaria.

Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en las partidas 4.01 "Gastos de Personal", 4.03 "Servicios no Personales" en lo correspondiente al adiestramiento y el IVA.

2. Acción Centralizada: "Gestión administrativa".

Son aquellas acciones relacionadas con el funcionamiento institucional, excepto las que corresponden a la dirección y coordinación de los gastos de los trabajadores. Entre otras acciones, incluyen las transferencias a entes públicos no relacionadas con los proyectos, a instituciones y personas naturales privadas y a organismos internacionales, en cumplimiento de los acuerdos suscritos.

- Acción Específica: "Apoyo institucional a las acciones específicas de los proyectos del ente".

Ejecución de los créditos presupuestarios para sufragar los gastos de funcionamiento conformados, entre otros, por la adquisición de bienes y servicios, apoyo jurídico, informático, organización y sistema, reclutamiento y selección de personal, registro y auditoria interna.

- **Acción Específica**: "Apoyo institucional al sector privado y al sector externo".

Aportes, donaciones y transferencias de recursos presupuestarios a personas jurídicas y naturales como asistencia económicas para sufragar sus gastos. Así como, las cumplir con las obligaciones con organismos internacionales.

- **Acción Específica:** "Apoyo institucional al sector público".

Aportes, donaciones y transferencias de recursos presupuestarios a los Entes Descentralizados de la administración pública, para sufragar sus gastos de funcionamiento no vinculados a los proyectos del ente receptor del aporte.

Imputación Presupuestaria.

Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General, en las partidas 4.02 "Materiales, Suministros y Mercancías", y 4.03 "Servicios no Personales", 4.04 "Activos Reales", 405 "Activos Financieros", 4.07 "Transferencias y Donaciones", relacionando a los Entes o Instituciones receptoras, 411 "Disminución de Pasivos" y 412 "Disminución de Patrimonio"

3. Acción Centralizada: "Previsión y protección social".

Son aquellas acciones que permiten la administración de los recursos asignados a los gastos de los pensionados, pensionadas, jubilados y jubiladas, de conformidad con el ordenamiento jurídico vigente y las convenciones colectivas de trabajo.

- **Acción Específica:** "Asignación y control de los recursos para gastos de los pensionados, pensionadas, jubilados y jubiladas".

Ejecución de los créditos presupuestarios para sufragar los gastos de los pensionados, pensionadas, jubilados y jubiladas, adscritos a los órganos o entes de la Administración Pública.

Imputación Presupuestaria.

Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en las partidas 4.07. "Transferencias y Donaciones" y 4.03. "Servicios no Personales", por la especifica 4.03.18.01.00 "Impuesto al Valor Agregado" (IVA) a fin de atender el pago asociado al costo del Bono Alimentario.

4. Acciones Centralizadas "Otras"

Son todas aquellas acciones que responden al cumplimiento de la misión y atribuciones asignada en la Ley Orgánica de la Administración Pública Nacional y otras disposiciones legales, de manera que permitan apoyar las acciones específicas de los Proyectos u otras actividades que no estén previamente tipificados en las demás Acciones Centralizadas.

También podrán incluir las actividades o tareas relacionadas con la Defensa y Seguridad del Estado, cuyos gastos se contemplan en la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal.

-Acciones Específicas Las determinadas según el propósito de la Acción Centralizada.

Imputación Presupuestaria

Las que apliquen.

Responsable /Ejecutor

Dependencia Administrativa señalada en la estructura presupuestaria.

Actualmente se ha creado una nueva **Acción Centralizada** denominada "Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres" a la cual se le ha predeterminado el N° 0007

Su objetivo es la asignación y administración de los recursos para la protección integral a las familias y personas en caso de emergencias o desastres, de conformidad con la Ley

Especial de Refugios Dignos para proteger a la población en caso de emergencias o desastres.

Al momento de crear una Acción Centralizada en la categoría "Otras" distinta a la anteriormente señalada, se le asignará un número distinto al N° 0007

- **Acción Específica:** "Asignación y control de los recursos para la atención de familias y personas en los refugios"

Proteger a la población en caso de emergencias o desastres, mediante las construcciones temporales, habilitación acondicionamiento, organización, atención integral y gestión de los refugios en todo el territorio nacional.

NOTA: Ver Anexo N° 1 "Procedimiento y formulario para la "Solicitud de Creación de la Acción Centralizada Otras"

G. TIPOS DE PROYECTOS

1. Proyectos Sociales

Son aquellos cuyos recursos presupuestarios están asignados al logro de un mayor bienestar de la población, expresados a través de la implementación, ampliación y mejoramiento de las redes de acceso a los servicios de salud, asistencia social, seguridad social, educación, cultura, deportes, comunicación, ciencia y tecnología, entre otros.

Se excluyen en esta categoría los proyectos cuyos recursos sean asignados en 100% a Gastos de Capital o Capitalizables, aún cuando los mismos sean destinados al ámbito social.

2. Proyectos Sociales por Gastos de Capital

Son aquellos cuyos recursos presupuestarios están asignados a la adquisición, construcción, reparaciones o mantenimientos mayores de infraestructuras y equipos, que poseen una vida útil superior a un año y cuyo uso esté enmarcado en la prestación de los servicios de salud, asistencia social, seguridad social, educación, cultura, deporte, comunicación, ciencia y tecnología, entre otros. Se incluyen los recursos asignados para la adquisición de tierras, terrenos y activos intangibles; así como los gastos corrientes capitalizables.

Solo se incluyen en esta categoría los proyectos cuyos recursos sean asignados en 100% a Gastos de Capital o Capitalizables, aún cuando los mismos sean destinados al ámbito social. Los Proyectos Sociales que tengan componentes que puedan ser considerados en ambas categorías, se asociarán a la tipología de "Proyectos Sociales".

3. Otros Proyectos por Gastos de Capital

Son aquellos cuyos recursos presupuestarios están asignados a la adquisición, construcción, reparaciones o mantenimientos mayores de infraestructuras y equipos, que poseen una vida superior a un año, coadyuvando al logro de los resultados y metas del correspondiente proyecto. Se incluyen las ampliaciones, modificaciones, mantenimiento, reparaciones que prolonguen la vida útil de los bienes. También se incluyen los recursos asignados para la adquisición de tierras, terrenos y activos intangibles.

Se excluyen los recursos asignados para los Proyectos Sociales y para Proyectos de Inversión Militar.

4. Proyectos de Inversión Militar

Son aquellos cuyos recursos presupuestarios asignados a la adquisición, construcción, reparaciones o mantenimientos mayores de infraestructuras y equipos, que poseen una vida útil superior a un año y su uso es exclusivo del ámbito militar. Se incluyen los recursos asignados para la adquisición de tierras, terrenos y activos intangibles cuyo uso sea exclusivamente militar.

Se contemplan como Inversiones militares las construcciones, conservaciones o ampliaciones mayores de los fuertes militares, entre otros, así como las compras de armamentos, y equipos mayores para los componentes de la Fuerza Armada Nacional.

5. Otros Proyectos

Son aquellos cuyos recursos presupuestarios asignados al logro de los resultados y metas del correspondiente proyecto, sean del ámbito productivo, dirección y coordinación superior del estado, entre otras.

Se excluyen en esta categoría los proyectos cuyos recursos sean asignados en 100% a Gastos de Capital o Capitalizables. Igualmente se excluyen, los recursos asignados para los Proyectos Sociales y para Proyectos de Inversión Militar.

1.6.- Glosario

Este glosario tiene por finalidad familiarizar al lector con los términos presupuestarios más usados en los instructivos de formulación presupuestaria. Consecuentemente, a los efectos de este instructivo, se entiende por:

Administración Pública: Conjunto de órganos y entes que conforman el sector público: La República, Los Estados, El Distrito Metropolitano, Los Distritos, Los Municipios, Los Institutos Autónomos, Las Sociedades Mercantiles donde la República tenga participación igual o mayor al 50%, Las Fundaciones y asociaciones civiles y demás instituciones constituidas con fondos públicos o dirigidas por personas con competencia otorgada por el sector público.

Ahorro: Excedente del ingreso corriente con respecto al gasto corriente. Vincula la Cuenta Corriente con la Cuenta de Capital. Al ahorro se le califica como neto o bruto, según haya sido o no, incluida previamente la depreciación en el cálculo del gasto corriente.

Amortización: Son las reducciones graduales de la deuda a través de pagos periódicos sobre el capital recibido en préstamo o recuperación de los fondos invertidos.

Balance General: Es un estado financiero que muestra los bienes, derechos y obligaciones que tiene una persona jurídica, a una fecha determinada.

Clasificador Internacional Industrial Uniforme (CIIU): Es una norma de referencia elaborada por las Naciones Unidas, con la finalidad de uniformizar criterios de clasificación de todas las actividades económicas a nivel mundial. Las actividades económicas se encuentran clasificadas en divisiones y éstas a su vez se ramifican en otras más detalladas.

Clasificador Presupuestario de Recursos y Egresos: Se constituye en un clasificador de las asignaciones presupuestarias de los distintos conceptos de ingresos, gastos y operaciones financieras , así como el ordenamiento de los datos estadísticos mediante los cuales se resumen, consolidan y organizan las estadísticas presupuestarias con el fin de generar elementos de juicio para la planificación de las políticas económicas y presupuestarias, facilitar el análisis de los efectos económicos y sociales de las actividades del sector público y su impacto en la economía o en sectores particulares de la misma, y hacer posible la formulación y ejecución financiera del presupuesto.

Dentro de sus principales objetivos se encuentran: Identificar y registrar la totalidad de los flujos de origen y aplicación de los recursos financieros. Interrelacionar y presentar la información presupuestaria sobre bases homogéneas y confiables, facilitando la integración de los sistemas de administración financiera del Estado.

Cuenta Ahorro Inversión: Balance de cuentas que presenta la formación de capital (débitos) y los recursos utilizados para su financiamiento (créditos). En sentido amplio este concepto también se usa para designar la metodología que permite mostrar como se forma el ahorro y la inversión y su financiamiento.

Cuenta Corriente: Balance de cuentas que muestra en sus débitos los gastos corrientes y en sus créditos los ingresos corrientes. Su resultado indica el ahorro o desahorro.

Cuenta de Capital: Balance de cuentas que muestra en sus débitos, la formación de capital y en sus créditos, los recursos autogenerados para financiarlos y las transferencia recibidas con ese destino. Su resultado indica el déficit o superávit financieros.

Cuenta de Financiamiento: Balance de cuentas que relaciona los flujos de los activos financieros con los del pasivo financiero. En esta cuenta el superávit o déficit representa la diferencia entre los orígenes (disminución de activos financieros y/o incremento de pasivos) y las aplicaciones (incremento de activos financieros y/o disminución de pasivos).

Déficit Financiero: Se presenta cuando la suma de gastos corrientes más los gastos de capital es superior a la suma de ingresos corrientes más los recursos de capital

Depreciación: Es la recuperación periódica de una parte de la inversión hecha en un activo fijo tangible.

Desahorro: Surge cuando el gasto corriente supera al ingreso corriente de la entidad, nivel institucional, región o sector.

Entes Descentralizados Funcionalmente Sin Fines Empresariales: Organismos del Gobierno que funcionan en forma descentralizada y tienen competencia especial en determinado ámbito jurisdiccional, producen bienes o servicios, generalmente de carácter indivisible y orientados al consumo colectivo y por lo tanto no destinados al mercado, no percibiendo por los mismos un precio o tarifa indemnizatorio de sus costos de producción.

Estados Financieros: Conjunto de reportes contables que revelan información sobre la situación económica y financiera de los entes públicos, entre los cuales destacan el balance general, el estado de resultados, el estado de movimientos de las cuentas del patrimonio y estado de flujo de efectivo.

Estado de Resultado o Estado de Pérdidas Y Ganancias: Es un estado financiero donde se muestran los ingresos y egresos, así como el resultado de las operaciones que realizó una persona jurídica a una fecha determinada.

Gastos Corrientes: Comprenden: los gastos de consumo u operación, la renta de la propiedad y las transferencias otorgadas a los otros componentes del sistema económico para financiar gastos de esas características.

Gastos de Capital: Comprenden: los gastos directamente destinados a la inversión real o intangible no financiera y las transferencias de capital que se efectúen con ese propósito a los otros componentes del sistema económico.

Gastos de Consumo: Agrupa los rubros de gastos que tienen relación directa con las actividades que realiza la entidad para el cumplimiento de sus objetivos principales.

Gastos de Operación: Agrupa los rubros de costos y gastos que tienen relación directa con las actividades que realiza la entidad para el cumplimiento de sus objetivos principales. No incluye costos financieros, impuestos directos y subsidios.

Ingresos Corrientes: Son los que provienen de los ingresos propios no tributarios y las transferencias recibidas para financiar gastos corrientes, sean ordinarios o extraordinarios.

Ingresos Ordinarios: "Son aquellos ingresos que se producen de manera permanente durante el correspondiente ejercicio económico financiero"; Según Gaceta Oficial N° 39.741 de fecha 23 de de agosto de 2011. Decreto N° 8.414.

Ingresos Extraordinarios: "Son aquellos ingresos producidos de manera eventual, aunque su vigencia comprenda varios ejercicios económicos financieros"; Según Gaceta Oficial N° 39.741 de fecha 23 de de agosto de 2011. Decreto N° 8.414.

Ingresos de Capital: Recursos provenientes de la venta de activos fijos o intangibles, la disminución de existencias, el incremento de la depreciación acumulada y de otras previsiones y reservas. Así como las transferencias recibidas con el objeto de financiar gastos de capital o aplicaciones financieras. No incluye los recursos provenientes de la disminución de activos financieros y de incrementos de pasivos.

Instituciones Públicas Financieras: Entes Descentralizados en los que el Estado posee el cincuenta por ciento (50%) o más de participación accionaría o composición patrimonial, que desarrollan una actividad de intermediación financiera (captación de recursos, otorgamiento y recuperación de préstamos, financiamiento y programas especiales, etc), sean con carácter empresarial o no.

Objetivo Estratégico: Logros que el Ejecutivo (Nacional, Estadal o Municipal) se propone alcanzar en relación con el desarrollo del país, para atender en un tiempo determinado los problemas o demandas de la sociedad.

Objetivo: Es un enunciado cualitativo de carácter general que da idea del resultado que se estima alcanzar en un período determinado.

Plan: Documento de planificación pública que establece en forma sistemática y coherente las políticas, objetivos, estrategias y metas deseadas, en función de la visión estratégica, incorporando los proyectos, acciones y recursos que se aplicarán para alcanzar los fines establecidos. Ley Orgánica de Planificación Pública y Popular. Gaceta Oficial N° 6.011 Extraordinario, de fecha 21/12/2010.

Planificación: Proceso de formulación de planes y proyectos con vista a su ejecución racional y sistemática, en el marco de un sistema orgánico nacional, que permita la coordinación, cooperación, seguimiento y evaluación de las acciones planificadas, de conformidad con el proyecto nacional plasmado en la Constitución de la República y en el Plan de Desarrollo Económico y Social de la Nación.

Planes Estratégicos: Son aquellos formulados por los órganos y entes del Poder Público y las instancias del Poder Popular, en atención a los objetivos y metas sectoriales e institucionales que le correspondan de conformidad con el Plan de Desarrollo Económico y Social de la Nación.

Plan Estratégico Institucional: Es el instrumento a través del cual cada órgano y ente del Poder Público establece los proyectos, objetivos, metas, acciones y recursos dirigidos a darle concreción a los lineamientos plasmados en el Plan de Desarrollo Económico y Social de la Nación, según las orientaciones y señalamientos de la máxima autoridad jerárquica de la Administración Pública Nacional, Estadal o Municipal, o de los Poderes Legislativos, Judicial, Electoral o Ciudadano al cual corresponda, actuando de conformidad con la Ley.

Plan de Desarrollo Económico y Social de la Nación: Es el instrumento de planificación, mediante el cual se establecen las políticas, objetivos, medidas, metas y acciones dirigidas a darle concreción al proyecto nacional plasmado en la Constitución de la República, a través de la intervención planificada y coordinada de los órganos y entes del Poder Público e instancias del Poder Popular, actuando de conformidad con la misión institucional y competencias correspondientes.

Plan Operativo: Son aquellos formulados por los órganos y entes del Poder Público y las instancias de participación popular, sujetos a la Ley Orgánica Planificación Pública y Popular, con la finalidad de concretar los proyectos, recursos, objetivos y metas trazados en los planes estratégicos. Dichos planes tendrán vigencia durante el ejercicio fiscal, para el cual fueron formulados.

Plan Operativo Anual Nacional: Es aquel que integra los objetivos, metas, proyectos y acciones anuales formuladas por cada órgano y ente de la Administración Pública Nacional, a los fines de la concreción de los resultados y metas previstas en el Plan de

Desarrollo Económico y Social de la Nación. El Plan Operativo Anual Nacional sirve de base y justificación para la obtención de los recursos a ser asignados a la Administración Pública Nacional en la Ley de Presupuesto del ejercicio fiscal al cual correspondan, de conformidad con las orientaciones financieras y de disciplina fiscal establecidas por el Ejecutivo Nacional y las disposiciones de la ley que rige sobre la Administración Financiera del Sector Público.

Política Presupuestaria: Se refiere a aquellos aspectos económicos que trascienden la esfera interna del órgano como la satisfacción de las necesidades básicas de la sociedad; en virtud que la existencia de un Órgano se fundamenta en la contribución que hace al logro de los objetivos de la colectividad. Como por ejemplo: La Política de Precios y Abastecimiento, la Política Educativa, entre otras.

Recursos: Totalidad de los medios que se dispone para financiar el presupuesto de una entidad, nivel institucional, región o sector. Están constituidos por la suma de ingresos corrientes, recursos de capital y fuentes financieras.

Superávit Financiero: Se presenta cuando los ingresos corrientes más los recursos de capital son superiores a los gastos corrientes más los gastos de capital. También indica el resultado de la cuenta de capital cuando los créditos son mayores a los débitos.

Unidad Ejecutora Local: Unidad administrativa responsable en forma total o parcial de la gestión de las acciones específicas contenidas en los proyectos y acciones centralizadas. Por tanto, es una unidad administrativa responsable de combinar insumos en función de productos.

Unidad de Medida: Es la dimensión en la que se expresan las unidades del producto (bien o servicio) asociada a las acciones específicas de un proyecto, o los resultados (impactos) del proyecto, sobre el problema o necesidad que intenta resolver o satisfacer.

Último Año Estimado: Comprende el presupuesto ejecutado a la fecha en que se registra el dato y la programación del período restante, contenida en el último presupuesto aprobado.

PARTE 2: Descripción de Instructivos y Formulario para el Registro de la Información.

A.- FORMULARIOS DE USO GENERAL PARA LOS ENTES SIN FINES EMPRESARIALES, DE CARÁCTER FINANCIEROS Y NO FINANCIEROS:

FORMULARIO 0401: Identificación del Ente.

FORMULARIO 0402: Política Presupuestaria y Financiera.

FORMULARIO 0403: Recursos Humanos Clasificados por Género.

FORMULARIO 0404: Clasificación del Personal por Escala de Sueldos.

FORMULARIO 0405: Clasificación del Personal por Escala de Salarios.

FORMULARIO 0406: Personal Jubilado y Pensionado.

FORMULARIO 0407: Escala del Personal Jubilado.

FORMULARIO 0408: Escala del Personal Pensionado.

FORMULARIO 0409: Resumen del Contrato Colectivo.

FORMULARIO 0410: Consolidado de Proyectos y Acciones Centralizadas por Fuentes de Financiamiento.

FORMULARIO 0411: Consolidado de Proyectos y Acciones Centralizadas por Partidas de Egreso.

FORMULARIO 0412: Resumen de Créditos por Partidas y Fuentes de Financiamiento

FORMULARIO 0413: Proyectos que exceden el Ejercicio Fiscal.

FORMULARIO 0414: Presupuesto de Ingresos y Fuentes Financieras.

FORMULARIO 0415: Presupuesto de Gastos y Aplicaciones Financieras.

FORMULARIO 0416: Relación de Transferencias y Donaciones por Recibir del Sector Público.

FORMULARIO 0417: Relación de Aportes, Transferencias y Donaciones al Sector Público.

FORMULARIO 0418: Relación de Subsidios, Transferencias y Donaciones al Sector Privado.

FORMULARIO 0419: Proyectos por Endeudamiento.

FORMULARIO 0420: Resumen de Inversiones.

FORMULARIO 0421: Estado de Resultados.

FORMULARIO 0422: Presupuesto de Caja.

FORMULARIO 0423: Balance General.

FORMULARIO 0424: Relación de Deudas pos Servicios Básicos

FORMULARIO 0425: Cuenta Ahorro /Inversión/Financiamiento.

FORMULARIO 0426: Resumen de Serie Estadísticas.

FORMULARIO 0427: Precios y/o Tarifas Promedios.

FORMULARIO 0401: *IDENTIFICACIÓN DEL ENTE*

A. Objetivo

Obtener información de los principales aspectos que identifican a la Institución.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indique la razón social de la Institución.
3	Señale el sector de actividad económica donde se ubica la institución.
4	Señale el número del Registro de Información Fiscal (RIF) de la Institución, otorgado por el Servicio Nacional Integrado de Administración Tributaria (SENIAT).
5, 6,7	Indique la base legal de creación y modificaciones (N° y fecha de la Gaceta Oficial), la forma jurídica de conformación y el año de inicio de operaciones.
8	Describa la actividad principal que realiza la institución para el cumplimiento de sus objetivos y metas.
9 y 10	Describa brevemente la misión y visión de la Institución.
11	Escriba la ubicación domiciliaria legal, ciudad, estado, municipio, número de telefónico, página Web, número de fax y código postal del área geográfica respectivamente.
12, 13 y 14	Indique los nombres de las autoridades de la institución y los responsables en la participación y la elaboración del documento presupuestario, señalando los teléfonos, ubicación administrativa y dirección electrónica.

NOTA: Anexar la Estructura Organizativa (Organigrama) vigente aprobada por el Ministerio del Poder Popular de Planificación y Finanzas, indicar las modificaciones realizadas a la estructura anterior, acompañada de la opinión favorable del mencionado Ministerio, sobre la nueva estructura administrativa.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

IDENTIFICACIÓN DEL ENTE

ENTES SIN FINES EMPRESARIALES

(2) RAZÓN SOCIAL:	(3) SECTOR:	(4) RIF:
(5) BASE LEGAL DE CREACIÓN Y MODIFICACIONES	(6) FORMA JURÍDICA	(7) AÑO DE INICIO DE OPERACIONES:

(8) ACTIVIDAD PRINCIPAL:

(9) MISIÓN :

(10) VISIÓN:

(11) DOMICILIO LEGAL:

CIUDAD	ESTADO/MUNICIPIO	TELÉFONOS	PÁGINA WEB	FAX	CÓDIGO POSTAL

(12) DIRECTORES/RESPONSABLES	(13) TELÉFONOS	(14) NOMBRE Y DIRECCION ELECTRÓNICA
Presidente de la Institución		
Planificación y Presupuesto		
Administración y/o Finanzas		
Recursos Humanos		
Analistas Responsables del Presupuesto		

FORMA: 0401

FORMULARIO 0402: *POLÍTICA PRESUPUESTARIA Y FINANCIERA*

A. Objetivo

Obtener una versión resumida de la política presupuestaria y financiera del ente para el ejercicio en que se formula el presupuesto, la cual deberá estar enmarcada dentro del comportamiento previsible de las variables macroeconómicas contenidas en el presupuesto nacional.

B. Contenido

La política presupuestaria y financiera debe contener un diagnóstico de las necesidades y aspiraciones del ente, en términos de políticas y metas sectoriales, regionales e institucionales y de las acciones que estima realizar en el ejercicio fiscal. Igualmente se debe indicar, los logros esperados y el impacto proyectado, considerando para ello todos los recursos y los egresos previstos en las diferentes partidas presupuestarias.

Estas acciones deberán expresar la vinculación plan - presupuesto, con la finalidad de dar cumplimiento a las metas de desarrollo económico, social e institucional de la nación.

Se compone de tres (3) partes, a saber:

- Política de Financiamiento.
- Política de Gastos y Aplicaciones Financieras: Explique brevemente las principales variaciones de los siguientes conceptos:
  - Gastos de Funcionamiento
  - Otros Gastos Corrientes
  - Inversión-Transferencias
  - Otros
- Cobertura de los servicios a prestar.

Política de Financiamiento.

Realizar un análisis de los ingresos y fuentes financieras, que se estimen para el ejercicio a presupuestar; constituida por las transferencias a recibir del Sector Público y Privado, ingresos propios de las actividades del ente, movimientos de activos o pasivos, entre otros.

Política de Gastos.

Se atenderán los lineamientos que emanen las autoridades competentes en materia presupuestaria de planificación nacional y crédito público, en cuanto al desarrollo de proyectos e inversiones a ser realizados por los Entes Descentralizados sin Fines Empresariales y las restricciones en materia de gastos suntuarios.

Política de cobertura de los servicios que presta el ente.

El ente debe indicar la cobertura de la demanda a satisfacer, en los casos que sean aplicables, por ejemplo:

- Demanda potencial: Nº de Adultos y Adultas Mayores Indigentes que requieren de ayuda económica.
- Demanda a cubrir: Nº de Adultos y Adultas Mayores Indigentes a atender mediante ayuda económica.

C Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indique la política de financiamiento, política de gastos y la política de cobertura del ente.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

POLÍTICA PRESUPUESTARIA Y FINANCIERA

(2) DESCRIPCIÓN:

FORMA: 0402

FORMULARIO 0403: *RECURSOS HUMANOS CLASIFICADOS POR GÉNERO*

A. Objetivo

Presentar la información referente al número de trabajadores y trabajadoras que laboran en el ente, clasificados por géneros (masculino, femenino) de acuerdo al tipo de cargos y los cargos vacantes, así como los montos de los respectivos sueldos y salarios básicos, y compensaciones para el año real, último estimado y año presupuestado.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica el tipo de personal que labora en el ente, clasificados por tipos de cargos. A continuación se describen los rubros que integran la columna Nº 2. **Personal Fijo a Tiempo Completo:** Constituido por todo trabajador y trabajadora, cuya vinculación laboral está sujeta a un horario completo de trabajo y a una relación de duración indeterminada. **Personal Fijo a Tiempo Parcial:** Constituido por los empleados y empleadas cuya vinculación laboral está sujeta a un horario parcial de trabajo y a una relación de duración indeterminada (Ejemplo: Médicos, Docentes). **Personal Contratado:** Constituido por aquel personal del ente cuya vinculación laboral está sometida a un período de tiempo limitado.
3 a 5	Escriba el número de cargos separados por géneros (masculino y femenino) y cargos vacantes según sea el caso, y la suma total de los respectivos géneros, así como el monto anual de los sueldos, salarios, compensaciones y primas a los mismos, correspondientes a cada uno de

CAMPOS	DESCRIPCIÓN
	los rubros de la columna Nº 2. Para los años real, último estimado y presupuestado.
6	Coloque, para cada tipo de cargo, la suma de las columnas 5, 6 y 7 para los años: real, último estimado y presupuestado.

Descripciones de la Clasificación del Personal

ALTOS FUNCIONARIOS Y DE ELECCIÓN POPULAR

ALTO NIVEL Y DE DIRECCIÓN

DIRECTIVO

PROFESIONAL Y TÉCNICO

PERSONAL ADMINISTRATIVO

PERSONAL DOCENTE

PERSONAL DE INVESTIGACIÓN (Incluye el recurso humano de las áreas judicial, penal y criminalística)

PERSONAL MÉDICO

PERSONAL POLICIAL

OBRERO

OTRAS CONSIDERACIONES

Los montos de la información solicitada deben corresponderse con las siguientes específicas:

Código	Denominación
4.01.01.01.00	Sueldos básicos personal fijo a tiempo completo.
4.01.01.02.00	Sueldos básicos personal fijo a tiempo parcial.
4.01.01.10.00	Salarios a obreros en puestos permanentes a tiempo completo.
4.01.01.11.00	Salarios a obreros en puestos permanentes a tiempo parcial
4.01.01.12.00	Salarios a obreros en puestos no permanentes.
4.01.01.18.00	Remuneraciones al personal contratado.
4.01.01.35.00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.01.36.00	Sueldo básico del personal de alto nivel y de dirección.
4.01.02.01.00	Compensaciones previstas en las escalas de sueldos personal empleado fijo a tiempo completo.
4.01.02.02.00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial.
4.01.02.03.00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo.
4.01.02.04.00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo parcial
4.01.02.06.00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.02.07.00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RECURSOS HUMANOS CLASIFICADOS POR GÉNERO

(En Bolívares)

(2) TIPO DE PERSONAL	(3) AÑO REAL							(4) ULTIMO AÑO ESTIMADO							(5) AÑO PRESUPUESTADO						
	N° de Cargos Por Género				Monto Anual de las Remuneraciones			N° de Cargos Por Género				Monto Anual de las Remuneraciones			N° de Cargos Por Género				Monto Anual de las Remuneraciones		
	F	M	V	TOTAL	SUELDOS Y SALARIOS	COMPENSACIONES	TOTAL	F	M	V	TOTAL	SUELDOS Y SALARIOS	COMPENSACIONES	TOTAL	F	M	V	TOTAL	SUELDOS Y SALARIOS	COMPENSACIONES	TOTAL
PERSONAL FIJO A TIEMPO COMPLETO																					
ALTOS FUNCIONARIOS Y DE ELECCIÓN POPULAR																					
ALTO NIVEL Y DE DIRECCIÓN																					
DIRECTIVO																					
PROFESIONAL Y TÉCNICO																					
PERSONAL ADMINISTRATIVO																					
PERSONAL DOCENTE																					
PERSONAL DE INVESTIGACIÓN																					
PERSONAL MÉDICO																					
PERSONAL POLICIAL																					
OBRERO																					
PERSONAL FIJO A TIEMPO PARCIAL																					
DIRECTIVO																					
PROFESIONAL Y TÉCNICO																					
PERSONAL ADMINISTRATIVO																					
PERSONAL DOCENTE																					
PERSONAL DE INVESTIGACIÓN																					
PERSONAL MÉDICO																					
PERSONAL POLICIAL																					
OBRERO																					
PERSONAL CONTRATADO																					
DIRECTIVO																					
PROFESIONAL Y TÉCNICO																					
PERSONAL ADMINISTRATIVO																					
PERSONAL DOCENTE																					
PERSONAL DE INVESTIGACIÓN																					
PERSONAL MÉDICO																					
OBRERO																					
(6) TOTALES																					

FORMA: 0403

Nota: El personal de investigación también incluye el recurso humano de las áreas judicial, penal y criminalística

FORMULARIO 0404: *CLASIFICACIÓN DEL PERSONAL POR ESCALA DE SUELDOS*

A. Objetivo

Recabar información de los empleados que laboran en el ente, clasificados por niveles de sueldos básicos, y compensaciones previstas en el respectivo tabulador, para el año que se formula el presupuesto.

B. Instrucciones para el registro de la información

CAMPOS	*DESCRIPCIÓN*
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Marque con una equis (x) en el recuadro correspondiente, si la información suministrada corresponde a personal fijo: a tiempo completo, a tiempo parcial o contratado. **SE ELABORARÁ UN FORMULARIO POR CADA TIPO DE VINCULACIÓN LABORAL.**
3 y 4	Indica los grupos y las respectivas escalas de sueldos básicos y compensaciones permanentes, entre las cuales se clasificará a los empleados del Ente.
5	Indique el número de cargos y el monto anual de los sueldos básicos y compensaciones a cada uno de los grupos señalados en la columna Nº 3, y el total para el año que se presupuesta, producto de sumar los respectivos montos de las columnas sueldo básico y las compensaciones.
6	Indicar los totales de las columnas del ítem 5.

OTRAS CONSIDERACIONES

Los montos de la información solicitada deben corresponderse con las siguientes específicas:

Código	**Denominación**
4.01.01.01.00	Sueldos básicos personal fijo a tiempo completo.
4.01.01.02.00	Sueldos básicos personal fijo a tiempo parcial.
4.01.01.18.00	Remuneraciones al personal contratado.
4.01.01.35.00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.01.36.00	Sueldo básico del personal de alto nivel y de dirección.
4.01.02.01.00	Compensaciones previstas en las escalas de sueldos personal empleado fijo a tiempo completo.
4.01.02.02.00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial.
4.01.02.06.00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.02.07.00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

CLASIFICACIÓN DEL PERSONAL POR ESCALA DE SUELDOS
(En Bolívares)

(2) PERSONAL FIJO A TIEMPO COMPLETO ☐ PERSONAL FIJO A TIEMPO PARCIA ☐ PERSONAL CONTRATADO ☐

(3) GRUPO	(4) ESCALA	(5) AÑO PRESUPUESTADO			
		Nº DE CARGOS	MONTO ANUAL DE LAS REMUNERACIONES		
			SUELDO BÁSICO	COMPENSACIONES	TOTAL
I	HASTA 1.548				
II	1.549 _ 1.599				
III	1.600 _ 1.650				
IV	1.651 _ 1.701				
V	1.702 _ 1.752				
VI	1.753 _ 1.803				
VII	1.804 _ 1.854				
VIII	1.855 _ 1.905				
IX	1.906 _ 1.956				
X	1.957 _ 2.007				
XI	2.008 _ 2.058				
XII	2.059 _ 2.109				
XIII	2.110 _ 2.160				
XIV	2.161 _ 2.211				
XV	2.212 _ 2.262				
XVI	2.263 _ 2.313				
XVII	2.314 Y MAS				
	(6) TOTALES:				

FORMA: 0404

FORMULARIOO 0405: *CLASIFICACIÓN DEL PERSONAL POR ESCALA DE SALARIOS*

A. Objetivo

Recabar información de los obreros que laboran en el ente, clasificados por niveles de salarios básicos y compensaciones previstas en el respectivo tabulador para el año en que se formula el presupuesto.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1.	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2.	Señale marcando con una equis (X) en el recuadro correspondiente, los obreros en cargos a tiempo completo, a tiempo parcial o contratado. **SE ELABORARÁ UN FORMULARIO POR CADA TIPO DE VINCULACIÓN LABORAL.**
3 y 4.	Muestra los grupos y las respectivas escalas de salarios básicos y compensaciones permanentes, previstas en el respectivo tabulador, entre los cuales se clasifica a los obreros de la institución.
5	Indique el número de cargos y el monto anual de los sueldos básicos y compensaciones a cada uno de los grupos señalados en la columna Nº 3, y el total para el año que se presupuesta, que resulta de sumar los respectivos montos de las columnas salario básico y las compensaciones.
6	Coloque el monto total producto de la sumatoria de cada uno de los ítems contenidos en la columna 5.

OTRAS CONSIDERACIONES.

Los montos de la información solicitada deben corresponderse con las siguientes específicas:

Código	**Denominación**
4.01.01.10.00	Salarios a Obreros en Puestos Permanentes a Tiempo Completo.
4.01.01.11.00	Salarios a Obreros en Puestos Permanentes a Tiempo Parcial.
4.01.01.12.00	Salarios a Obreros en Puestos No Permanentes.
4.01.02.03.00	Compensaciones Previstas en las Escalas de Salarios al Personal Obrero Fijo a Tiempo Completo.
4.01.02.04.00	Compensaciones Previstas en las Escalas de Salarios al Personal Obrero Fijo a Tiempo Parcial.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

CLASIFICACIÓN DEL PERSONAL POR ESCALA DE SALARIOS
(En Bolívares)

(2) PERSONAL FIJO A TIEMPO COMPLETO ☐ PERSONAL FIJO A TIEMPO PARCIAL ☐ PERSONAL CONTRATADO ☐

(3) GRUPO	(4) ESCALA			(5) AÑO PRESUPUESTADO			
				Nº DE CARGOS	MONTO ANUAL DE LAS REMUNERACIONES		
					SALARIO BÁSICO	COMPENSACIONES	TOTAL
I	HASTA		1.548				
II	1.549	_	1.599				
III	1.600	_	1.650				
IV	1.651	_	1.701				
V	1.702	_	1.752				
VI	1.753	_	1.803				
VII	1.804	_	1.854				
VIII	1.855	_	1.905				
IX	1.906	_	1.956				
X	1.957	_	2.007				
XI	2.008	_	2.058				
XII	2.059	_	2.109				
XIII	2.110	_	2.160				
XIV	2.161	_	2.211				
XV	2.212	_	2.262				
XVI	2.263	_	2.313				
XVII	2.314	Y	MAS				
	(6) TOTALES:						

FORMA: 0405

FORMULARIO 0406: *PERSONAL JUBILADO Y PENSIONADO*

A. Objetivo

Presentar la información referente al número de personal jubilado y pensionado, así como de los montos de las respectivas pensiones, jubilaciones e incidencias para el año real, último estimado y presupuestado.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica la denominación del tipo de personal jubilado y pensionado.
3 al 5	Indique el número de personas jubiladas y/o pensionadas del ente, separados por géneros: masculino, femenino según sea el caso y la suma total de los respectivos géneros, el monto anual de las jubilaciones y/o pensiones y otras incidencias (aguinaldos, aportes a caja de ahorros, seguro de HCM, etc.), correspondientes a cada uno de las denominaciones descritas en la columna Nº 2. Para los años real, ultimo año estimado y presupuestado.
6	Indique la sumatoria de los elementos contenidos en los campos 3 al 5.

OTRAS CONSIDERACIONES

El monto del Personal Pensionado y Jubilado, debe corresponderse con la suma de las genéricas, específicas y sub-específicas siguientes:

Código	Denominación
4.07.01.01.01	Pensiones del personal empleado, obrero y militar
4.07.01.01.02	Jubilaciones del personal empleado, obrero y militar
4.07.01.01.09	Aguinaldos al personal empleado, obrero y militar pensionado
4.07.01.01.10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado
4.07.01.01.11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado
4.07.01.01.12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado
4.07.01.01.13	Aguinaldos al personal empleado, obrero y militar jubilado
4.07.01.01.14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado
4.07.01.01.15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado
4.07.01.01.16	Otras subvenciones socio - económicas del personal empleado, obrero y militar jubilado
4.07.01.05.02	Pensiones del personal de alto nivel y de dirección
4.07.01.05.06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
4.07.01.05.07	Aguinaldos del personal pensionado de alto nivel y de dirección
4.07.01.05.11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
4.07.01.05.12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección
4.07.01.05.16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
4.07.01.05.17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección

4.07.01.05.98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
4.07.01.05.99	Otras subvenciones o-económicas del personal pensionado de alto nivel y de dirección
4.07.01.06.01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular
4.07.01.06.02	Jubilaciones del personal de alto nivel y de dirección
4.07.01.06.06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
4.07.01.06.07	Aguinaldos del personal jubilado de alto nivel y de dirección
4.07.01.06.11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
4.07.01.06.12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección
4.07.01.06.16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
4.07.01.06.17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección
4.07.01.06.98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
4.07.01.06.99	Otras subvenciones del personal jubilado de alto nivel y de dirección

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

PERSONAL JUBILADO Y PENSIONADO

(En Bolívares)

(2) DENOMINACIÓN	(3) AÑO REAL						(4) ÚLTIMO AÑO ESTIMADO						(5) AÑO PRESUPUESTADO						
	GÉNERO			MONTO JUBILACIÓN Y/O PENSIÓN	INCIDENCIAS	TOTAL	GÉNERO			MONTO JUBILACIÓN Y/O PENSIÓN	INCIDENCIAS	TOTAL	N° DE PERSONAS JUBILADAS Y/O PENSIONADAS		N° DE PERSONAS POR JUBILAR	TOTAL	MONTO JUBILACIÓN Y/O PENSIÓN	INCIDENCIAS	TOTAL
	F	M	TOTAL				F	M	TOTAL				F	M					
JUBILADO:																			
ALTOS FUNCIONARIOS Y DE ELECCIÓN POPULAR																			
ALTO NIVEL Y DE DIRECCIÓN																			
MÉDICO																			
DOCENTE																			
EMPLEADO																			
OBRERO																			
PENSIONADO:																			
ALTOS FUNCIONARIOS Y DE ELECCIÓN POPULAR																			
ALTO NIVEL Y DE DIRECCIÓN																			
MÉDICO																			
DOCENTE																			
EMPLEADO																			
OBRERO																			
MILITAR																			
(6) TOTALES																			

FORMA: 0406

FORMULARIO 0407: *ESCALA DEL PERSONAL JUBILADO*

A. Objetivo

Presentar la información del número de personas jubilados y jubiladas y del personal que será incorporado, como jubilado y jubilada, durante el año que se presupuesta, clasificados en los rangos de la escala según la jubilación, sin incidencias.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Indica los grupos y las escalas a los cuales están sujetos los jubilados y jubiladas.
4	Señale el número de personas jubilados y jubiladas del año objeto del presupuesto.
5	Señale el número de personas a ser incorporadas como jubilados y jubiladas, para el año objeto del presupuesto.
6	Señale el monto estimado de la jubilación para el año objeto del presupuesto. (jubilados (as) y por jubilar).
7	Totalice los montos de las columnas 4, 5 y 6.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

ESCALA DEL PERSONAL JUBILADO

(En Bolívares)

(2) GRUPO	(3) ESCALA			(4) N° DE PERSONAS JUBILADAS	(5) N° DE PERSONAS A JUBILAR EN EL AÑO PRESUPUESTADO	(6) MONTO ANUAL DE LAS JUBILACIONES
I	HASTA		1.548			
II	1.549	_	1.599			
III	1.600	_	1.650			
IV	1.651	_	1.701			
V	1.702	_	1.752			
VI	1.753	_	1.803			
VII	1.804	_	1.854			
VIII	1.855	_	1.905			
IX	1.906	_	1.956			
X	1.957	_	2.007			
XI	2.008	_	2.058			
XII	2.059	_	2.109			
XIII	2.110	_	2.160			
XIV	2.161	_	2.211			
XV	2.212	_	2.262			
XVI	2.263	_	2.313			
XVII	2.314	Y	MAS			
			(7) TOTALES:			

FORMA: 0407

FORMULARIO 0408: *ESCALA DEL PERSONAL PENSIONADO*

A. Objetivo

Presentar la información del número de pensionados y pensionadas y los montos de las pensiones, clasificados en los rangos de la escala según la pensión, sin incidencias, tales como: aporte a la caja de ahorros, seguro HCM, etc.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Indica los grupos y las escalas a los cuales están sujetos los pensionados.
4	Señale el número de personas pensionadas en el año objeto del presupuesto.
5	Señale el monto estimado de la pensión a percibir para el año objeto del presupuesto.
6	Escriba los montos totales de las columnas 4 y 5.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

ESCALA DEL PERSONAL PENSIONADO
(En Bolívares)

(2) GRUPO	(3) ESCALA			(4) N° DE PERSONAS PENSIONADAS	(5) MONTO ANUAL DE LAS PENSIONES
I	HASTA		1.548		
II	1.549	_	1.599		
III	1.600	_	1.650		
IV	1.651	_	1.701		
V	1.702	_	1.752		
VI	1.753	_	1.803		
VII	1.804	_	1.854		
VIII	1.855	_	1.905		
IX	1.906	_	1.956		
X	1.957	_	2.007		
XI	2.008	_	2.058		
XII	2.059	_	2.109		
XIII	2.110	_	2.160		
XIV	2.161	_	2.211		
XV	2.212	_	2.262		
XVI	2.263	_	2.313		
XVII	2.314	Y	MAS		
(6) TOTALES:					

FORMA: 0408

FORMULARIO 0409: *RESUMEN DEL CONTRATO COLECTIVO*

A. Objetivo

Obtener la información sobre el número de trabajadores y trabajadoras (empleados y empleadas, obreros y obreras) que ampara cada uno de los contratos colectivos existentes en el ente y el costo de los principales conceptos; expresados en bolívar fuerte (enteros), para el año anterior al vigente, la estimación revisada correspondiente al actual y el año presupuestado.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indique el nombre del gremio o de la agrupación con el cual se ha suscrito el contrato colectivo de trabajo. **Debe llenar un FORMULARIO: para cada contrato colectivo**.
3	Señale el Nº de trabajadores y trabajadoras, amparados en el Contrato Colectivo.
4	Indique la fecha de inicio y conclusión del Convenio Vigente, indicando si es de empleados u obreros.
5	Indique el número y la denominación de la Cláusula del Contrato.
6	Escriba, según el Clasificador Presupuestario de Recursos y Egresos, el código de la específica o sub-específica correspondiente a cada una de las cláusulas indicadas.
7	Exprese los montos en Bolívares de los conceptos señalados en la columna Nº 6 que correspondan a cifras del año real, último año estimado y año objeto del presupuesto. Registre la base de cálculo de cada una de las específicas referidas al costo estimado del año presupuestado.
8	Indique la sumatoria de los elementos contenidos en la columna 7.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RESUMEN DEL CONTRATO COLECTIVO LABORAL

(En Bolívares)

(2) IDENTIFICACIÓN DEL CONTRATO:	(3) N° DE TRABAJADORES AMPARADOS:

(4) CONVENIO VIGENTE:	FECHA DE INICIO	FECHA DE CONCLUSIÓN:	EMPLEADOS / OBREROS

(5) CLÁUSULAS		(6) PARTIDAS ESPECÍFICAS O SUB-ESPECÍFICAS	(7) COSTO			
N°	DENOMINACIÓN		AÑO REAL	ÚLTIMO AÑO ESTIMADO	AÑO PRESUPUESTO	BASE DE CÁLCULO
	(8) TOTAL:					

FORMA: 0409

Responsable: Dirección General de Planificación, Programación y Evaluación
Elaborado Por: Dirección de Planificación y Organización

FORMULARIO 0410: *CONSOLIDADO DE PROYECTOS Y ACCIONES CENTRALIZADAS POR FUENTES DE FINANCIAMIENTO*

A. Objetivo

Presentar la información consolidada del presupuesto de los entes para los proyectos y las acciones centralizadas, desagregadas por fuentes de financiamiento y expresados en bolívares, considerando los lineamientos emanados por las autoridades competentes en materia de planificación nacional.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Señale el código y la denominación de cada uno de los proyectos a ser presupuestado, asignado según el sistema de Nueva Etapa.
4	Escriba el año de inicio del proyecto a ser presupuestado y el año de culminación del mismo.
5	Indique la meta de cada proyecto, señalando la unidad de medida y la cantidad. Para las metas de los proyectos sensibles al género se deberá utilizar las columnas de femenino y masculino, y su sumatoria en la columna de total. Las metas de los proyectos no sensibles al género utilizaran solamente la columna de total.
6	Registre la asignación presupuestaria, de cada una de las metas asignadas a los proyectos.
7	Señale según la fuente de financiamiento, los montos a ser asignado en cada uno de los proyectos y el monto total producto de la suma de cada una de las fuentes de financiamiento del gasto.

CAMPOS	DESCRIPCIÓN
8	Registre el nombre del responsable directo de la ejecución del proyecto.
9	Indique el área estratégica al cual está supeditado el proyecto, según lo emanado por las autoridades competentes en materia de planificación nacional y los lineamientos generales del Plan de Desarrollo Económico y Social 2007-2013.
10	Escriba el monto de la sumatoria de los elementos indicados en la columna 7.
11 y 12	Señale el código y la denominación de cada uno de las Acciones Centralizadas a ser presupuestadas. En el caso de que la Oficina Nacional de Presupuesto (Onapre) apruebe alguna otra Acción Centralizada diferente a las aquí enumeradas, deberá indicar el nombre de la misma.
13	Registre el monto de la asignación presupuestaria de la Acción Centralizada.
14	Señale según sea la fuente de financiamiento los montos a ser asignado en cada una de las acciones centralizadas, y el monto total producto de la suma de cada una de las fuentes de financiamiento del gasto.
15	Registre el nombre del responsable directo de la ejecución de la Acción Centralizada.
16	Escriba el monto de la sumatoria de los elementos indicados en la columna 14.
17	Registre la sumatoria del subtotal de la columna 10 más el subtotal de la columna 16, el cual constituye el total de los proyectos y acciones centralizadas por fuentes de financiamiento.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE

ÓRGANO DE ADSCRIPCIÓN:

PERÍODO PRESUPUESTARIO:

CONSOLIDADO DE PROYECTOS Y ACCIONES CENTRALIZADAS POR FUENTES DE FINANCIAMIENTO

(En Bolívares)

(2) Códigos Nueva Etapa	(3) Proyectos	(4) Plazo de Ejecución		(5) Meta del Proyecto				(6) Asignación Presupuestaria	(7) Fuentes de Financiamiento						(8) Responsable de la Ejecución	(9) Directriz
		Año de Inicio	Año de Culminación	Unidad de Medida	Cantidad				Recursos Propios	Tranferencias y Donaciones de la República	Proyectos por Endeudamiento	Fonden	Otros	TOTAL		
					Género		Total									
					Femenino	Masculino										
(10) Sub Total																

(11) Código	(12) Acciones Centralizadas	(13) Asignación Presupuestaria	(14) Fuentes de Financiamiento						(15) Responsable de la Ejecución
			Recursos Propios	Tranferencias y Donaciones de la República	Proyectos por Endeudamiento	Fonden	Otros	TOTAL	
01	Dirección y Coordinación de los Gastos de los Trabajadores								
02	Gestión Administrativa								
03	Previsión y Protección Social								
*	Otras								
(16) Sub Total									
(17) TOTAL PROYECTOS Y ACCIONES CENTRALIZADAS									

FORMA: 0410

* Nota: Sujeta a la aprobación de la Onapre

FORMULARIO 0411: *CONSOLIDADO DE PROYECTOS Y ACCIONES CENTRALIZADAS POR PARTIDAS DE EGRESO*

A. Objetivo

Presentar el resumen a nivel de Proyecto y Acciones Centralizadas por partidas, considerando los lineamientos de las autoridades competentes en materia de planificación nacional y presupuesto, con el fin de facilitar el análisis de las cuentas que conforman el presupuesto de gastos del ente.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Indique el código y la denominación de cada proyecto.
4	Señale por cada proyecto del ente, el monto correspondiente a cada partida de egreso.
5	Señale por cada proyecto, el total de partidas de egreso del presupuesto.
6	Registre la sumatoria de las columnas que integran el campo N° 4 y 5.
7 y 8	Indica el código y la denominación de cada acción centralizada.
9	Señale el monto de las partidas del ente expresada en bolívares.
10	Registre la sumatoria de las columnas que integran el campo N° 9.
11	Anote la sumatoria de cada una de las columnas que conforman los campos 9 y 10.
12	Señale el monto total correspondiente a los campos 6 y 11.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

CONSOLIDADO DE PROYECTOS Y ACCIONES CENTRALIZADAS POR PARTIDAS DE EGRESO

(En Bolivares)

(2) Código Proyectos	(3) Denominación	(4) Partidas de Gastos								Total (5)
		4.01	4.02	4.03	4.04	4.05	4.07	4.08	4.11	
(6) Sub-Total										

(7) Código Acción Centralizada	(8) Denominación	(9) Partidas de Gastos									Total (10)
		4.01	4.02	4.03	4.04	4.05	4.07	4.08	4.11	4.12	
01	Direción y Coordinación de los Gastos de los Trabajadores										
02	Gestión Administrativa										
03	Previsión y Proteción Social										
	* Otras :										
(11) Sub-Total											

(12) Total Proyectos y Acciones Centralizadas										

FORMA: 0411

*** Nota:** Sujeta a la aprobación de la Onapre

FORMULARIO 0412: *RESUMEN DE CRÉDITOS POR PARTIDAS Y FUENTES DE FINANCIAMIENTO*

A. Objetivo

Presentar la información comparativa del monto de los créditos presupuestarios de cada partida, para los años real, último año estimado y presupuestado, con relación a las fuentes de recursos que financian el presupuesto de gastos del ente, de conformidad con el Clasificador Presupuestario de Recursos y Egresos de la Oficina Nacional de Presupuesto (Onapre).

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Indique el código y la denominación de cada una de las partidas presupuestarias de acuerdo al Clasificador Presupuestario de Recursos y Egresos.
4, 5 y 6	Indique la asignación presupuestaria para el año real y último año estimado. Para el año objeto del Presupuesto, señale el monto de recursos en cada una de las fuentes a través de las cuales se deberá financiar las partidas presupuestarias que correspondan.
7	Señale el monto total correspondiente a las columnas 4, 5 y 6.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

RESUMEN DE CRÉDITOS POR PARTIDAS Y FUENTES DE FINANCIAMIENTO

(En Bolívares)

(2) PARTIDAS DE GASTOS		(4) AÑO REAL	(5) ÚLTIMO AÑO ESTIMADO	(6) AÑO PRESUPUESTADO				
				Recurso Propios	Transferencias y Donaciones de la República	Fonden	Otras Fuentes de Financiamiento	Total
4.01	GASTOS DE PERSONAL							
4.02	MATERIALES, SUMINISTROS Y MERCANCÍAS							
4.03	SERVICIOS NO PERSONALES							
4.04	ACTIVOS REALES							
4.05	ACTIVOS FINANCIEROS							
4.07	TRANSFERENCIAS Y DONACIONES							
4.08	OTROS GASTOS							
4.11	DISMINUCIÓN DE PASIVOS							
4.12	DISMINUCIÓN DE PATRIMONIO							
	(7) Total							

FORMA: 0412

FORMULARIO 0413: *PROYECTOS QUE EXCEDEN EL EJERCICIO FISCAL*

A. Objetivo

Presentar la información referida a los aspectos físicos y financieros de los proyectos que exceden al ejercicio fiscal presupuestado.

B- Instrucciones para el registro de la información

CAMPOS	*DESCRIPCIÓN*
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Señale la denominación, código, la fecha de inicio, finalización y el costo total del proyecto.
3 y 4	Registre la denominación y el código de las acciones específicas. Estos códigos deben ser iguales a los generados por el sistema "Nueva Etapa"
5 y 6	Registre la partida sub específica del gasto. y el monto asignado al 31/12/XX correspondiente al año vigente, de acuerdo a la ejecución presupuestaria de cada una de las acciones específicas del proyecto.
7	Indique, para el año que se presupuesta, los montos según partida y acción específica, por fuente ordinaria o endeudamiento, las previsiones para los contratos vigentes, nuevos contratos u otros gastos de proyectos multianuales no asociados a obras.
8	Indique los recursos asignados para el año siguiente al presupuestado.
9	Registre los recursos a ser asignados en los años posteriores al período presupuestado.
10	Anote la sumatoria de los recursos asignados de la columna 6 a 9.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

PROYECTOS QUE EXCEDEN EL EJERCICIO FISCAL

(En Bolívares)

(2) Denominación del Proyecto:
Código del Proyecto:
Fecha de Inicio del Proyecto:
Fecha de Finalización del Proyecto:
Costo Total del Proyecto:

(3) Acción Específica	(4) Código	(5) Partida	(6) Asignado Al 31/12/XX Año Vigente	(7) MONTO ASIGNADO EN EL AÑO PRESUPUESTADO						(8) MONTO ASIGNADO EN EL AÑO SIGUIENTE AL PRESUPUESTADO	(9) MONTO ASIGNADO EN LOS AÑOS POSTERIORES
				CORRIENTE ORDINARIA			PROYECTOS POR ENDEUDAMIENTO				
				CONTRATOS VIGENTES	NUEVOS CONTRATOS	OTROS	CONTRATOS VIGENTES	NUEVOS CONTRATOS	OTROS		
		(10) TOTALES									

FORMA: 0413

FORMULARIO 0414: *PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS*

A. Objetivo

Presentar los montos de recursos y fuentes financieras del ente, para el año anterior al vigente, al año vigente y el año objeto del presupuesto, programado trimestralmente, de acuerdo al Clasificador Presupuestarios de Recursos y Egresos de la Oficina Nacional de Presupuesto (Onapre), desagregados en el grupo de recursos por niveles de ramos y en sub-ramos genérico, específico y sub-específicos según corresponda, consolidada en forma institucional.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Señale el código y la denominación por ingresos y fuentes financieras, por niveles de Ramos y Sub-ramos genérico, específico y sub-específico; según el rubro que corresponda.
4 y 5	Señale el monto anual en bolívares del año real y último año estimado correspondiente a las cuentas señaladas en las columna 3.
6	Registre el monto de cada uno de los trimestres del año presupuestado de los rubros de ingresos y fuentes financieras que aparecen en la columna 3. Indique el monto total, producto de la sumatoria de los trimestres correspondientes.
7	Indique el total general del presupuesto de ingresos y fuentes financieras del ente, producto de la sumatoria de las columnas 4, 5 y 6.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS

(En Bolívares)

(2) RUBROS				(3) DENOMINACIÓN	(4) AÑO REAL	(5) ÚLTIMO AÑO ESTIMADO	(6) AÑO PRESUPUESTADO				
RAMO	SUB-RAMO	ESPECÍFICA	SUB-ESPECÍFICA				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(7) TOTAL											

FORMA: 0414

FORMULARIO 0415: *PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS*

A. Objetivo

Presentar los montos programados trimestralmente de gastos y aplicaciones financieras del ente para el año anterior al vigente, el año vigente y el año objeto del presupuesto, de acuerdo al Clasificador Presupuestarios de Recursos y Egresos de la Oficina Nacional de Presupuesto (Onapre), desagregados por niveles de partidas, genéricas, específicas y sub-específicas; según corresponda, consolidado en forma institucional.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código presupuestario y denominación del ente, el órgano de adscripción y el año objeto del presupuesto.
2 y 3	Señale el código y la denominación de cada una de las cuentas de gastos y aplicaciones financieras, de acuerdo al Clasificador de Recursos y Egresos de la Oficina Nacional de Presupuesto (Onapre).
4 y 5	Señale el monto anual en bolívares del año real y último año estimado, de las cuenta señaladas en la columna N° 3.
6	Registre el monto de cada uno de los trimestres del año presupuestado, para los rubros de gastos y aplicaciones financieras que aparecen en la columna N° 3. Indique el monto total, producto de la sumatoria de los trimestres correspondientes.
7	Indique el monto total general del presupuesto de gastos y aplicaciones financieras del ente, producto de la sumatoria de las columnas N° 4, 5 y 6.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS

(En Bolívares)

(2) RUBROS				(3) DENOMINACIÓN	(4) AÑO REAL	(5) ÚLTIMO AÑO ESTIMADO	(6) AÑO PRESUPUESTADO				
PARTIDA	GENÉRICA	ESPECÍFICA	SUB-ESPECÍFICA				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(7) TOTAL											

FORMA: 0415

FORMULARIO 0416: *RELACIÓN DE TRANSFERENCIAS Y DONACIONES POR RECIBIR DEL SECTOR PÚBLICO*

A. Objetivo

Presentar la información de las transferencias y donaciones por recibir, desagregados por los organismos otorgantes del sector público.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Señale el código y la denominación de la sub-específicas de la partida "Transferencias y Donaciones", e identifique a los otorgantes. Se debe indicar el código y la denominación de los entes que otorgan los recursos.
4	Registre la estimación de las transferencias por recibir para el año presupuestado y totalícelas a nivel de la específica o sub-específica correspondiente.
5	Indique la suma de los montos correspondientes a las partidas específicas para el año presupuestado.

Nota: Para cada sub-especifica, debe detallarse el nombre de la institución que otorga la Transferencia o Donación

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RELACIÓN DE TRANSFERENCIAS Y DONACIONES POR RECIBIR DEL SECTOR PÚBLICO

(En Bolívares)

(2) CÓDIGO	(3) DENOMINACIÓN	(4) MONTO
3.05.01.03.00	**Transferencias corrientes internas del sector público**	
3.05.01.03.01	Transferencias corrientes internas de la República	
3.05.01.03.02	Transferencias corrientes internas de entes descentralizados sin fines empresariales	
3.05.01.03.03	Transferencias corrientes internas de instituciones de protección social	
3.05.01.03.04	Transferencias corrientes internas de entes descentralizados con fines empresariales petroleros	
3.05.01.03.05	Transferencias corrientes internas de entes descentralizados con fines empresariales no petroleros	
3.05.01.03.06	Transferencias corrientes internas de entes descentralizados financieros bancarios	
3.05.01.03.07	Transferencias corrientes internas de entes descentralizados financieros no bancarios	
3.05.01.03.08	Transferencias corrientes internas del Poder Estadal	
3.05.01.03.09	Transferencias corrientes internas del Poder Municipal	
3.05.01.03.99	Otras Transferencias corrientes internas del Sector Público	
3.05.01.04.00	**Donaciones corrientes internas del sector público**	
3.05.01.04.01	Donaciones corrientes internas de la República	
3.05.01.04.02	Donaciones corrientes internas de entes descentralizados sin fines empresariales	
3.05.01.04.03	Donaciones corrientes internas de instituciones de protección social	
3.05.01.04.04	Donaciones corrientes internas de entes descentralizados con fines empresariales petroleros	
3.05.01.04.05	Donaciones corrientes internas de entes descentralizados con fines empresariales no petroleros	
3.05.01.04.06	Donaciones corrientes internas de entes descentralizados financieros bancarios	
3.05.01.04.07	Donaciones corrientes internas de entes descentralizados financieros no bancarios	
3.05.01.04.08	Donaciones corrientes internas del Poder Estadal	
3.05.01.04.09	Donaciones corrientes internas del Poder Municipal	
3.05.02.03.00	**Transferencias de capital internas del sector público**	
3.05.02.03.01	Transferencias de capital internas de la República	
3.05.02.03.02	Transferencias de capital internas de entes descentralizados sin fines empresariales	
3.05.02.03.03	Transferencias de capital internas de instituciones de protección social	
3.05.02.03.04	Transferencias de capital internas de entes descentralizados con fines empresariales petroleros	
3.05.02.03.05	Transferencias de capital internas de entes descentralizados con fines empresariales no petroleros	
3.05.02.03.06	Transferencias de capital internas de entes descentralizados financieros bancarios	
3.05.02.03.07	Transferencias de capital internas de entes descentralizados financieros no bancarios	
3.05.02.03.08	Transferencias de capital internas del Poder Estadal	
3.05.02.03.09	Transferencias de capital internas del Poder Municipal	
3.05.02.03.99	Otras Transferencias de capital internas del Sector Público	
3.05.02.04.00	**Donaciones de capital internas del sector público**	
3.05.02.04.01	Donaciones de capital internas de la República	
3.05.02.04.02	Donaciones de capital internas de entes descentralizados sin fines empresariales	
3.05.02.04.03	Donaciones de capital internas de instituciones de protección social	
3.05.02.04.04	Donaciones de capital internas de entes descentralizados con fines empresariales petroleros	
3.05.02.04.05	Donaciones de capital internas de entes descentralizados con fines empresariales no petroleros	
3.05.02.04.06	Donaciones de capital internas de entes descentralizados financieros bancarios	
3.05.02.04.07	Donaciones de capital internas de entes descentralizados financieros no bancarios	
3.05.02.04.08	Donaciones de capital internas del Poder Estadal	
3.05.02.04.09	Donaciones de capital internas del Poder Municipal	
	(5) TOTAL	

FORMA: 0416

Nota: Para cada sub-específica, debe detallarse el nombre de la institución que otorga la Transferencia o Donación

FORMULARIO 0417: *RELACIÓN DE APORTES, TRANSFERENCIAS Y DONACIONES AL SECTOR PÚBLICO*

A. Objetivo

Presentar la información de las transferencias y donaciones a ser otorgadas a organismos del sector público, desagregadas en los entes receptores de las mismas.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Señale el código y la denominación de las sub-específicas de la partida referida a las Transferencias otorgadas al sector público. Se debe indicar el código y la denominación de los entes a quienes van dirigidos dichos recursos.
4	Escriba el monto, para el año presupuestado, de las transferencias destinadas a cada uno de los entes receptores y totalícelos a nivel de la específica o sub-específica correspondiente.
5	Indique la suma de los montos correspondientes a las partidas específicas para el año presupuestado.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RELACIÓN DE APORTES, TRANSFERENCIAS Y DONACIONES AL SECTOR PÚBLICO

(En Bolívares)

(2) CÓDIGO	(3) DENOMINACIÓN	(4) MONTO
4.05.01.00.00	**Aportes en acciones y participaciones de capital**	
4.05.01.02.00	Aportes en acciones y participaciones de capital al sector público	
4.05.01.02.01	Aportes en acciones y participaciones de capital a entes descentralizados sin fines empresariales	
4.05.01.02.02	Aportes en acciones y participaciones de capital a instituciones de protección social	
4.05.01.02.03	Aportes en acciones y participaciones de capital a entes descentralizados con fines empresariales petroleros	
4.05.01.02.04	Aportes en acciones y participaciones de capital a entes descentralizados con fines empresariales no petroleros	
4.05.01.02.05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	
4.05.01.02.06	Aportes en acciones y participaciones de capital a entes descentralizados financieros no bancarios	
4.05.01.02.07	Aportes en acciones y participaciones de capital a organismos del sector público para el pago de su deuda	
4.07.01.03.00	**TRANSFERENCIAS CORRIENTES INTERNAS DEL SECTOR PÚBLICO**	
4.07.01.03.01	Transferencias corrientes a la República	
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	
4.07.01.03.03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	
4.07.01.03.04	Transferencias corrientes a instituciones de protección social	
4.07.01.03.05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	
4.07.01.03.06	Transferencias corrientes a entes descentralizados con fines empresariales petroleros	
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	
4.07.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios	
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	
4.07.01.03.10	Transferencias corrientes al Poder Estadal	
4.07.01.03.11	Transferencias corrientes al Poder Municipal	
4.07.01.04.00	**DONACIONES CORRIENTES INTERNAS AL SECTOR PÚBLICO**	
4.07.01.04.01	Donaciones corrientes a la República	
4.07.01.04.02	Donaciones corrientes a entes descentralizados sin fines empresariales	
4.07.01.04.03	Donaciones corrientes a instituciones de protección social	
4.07.01.04.04	Donaciones corrientes a entes descentralizados con fines empresariales petroleros	
4.07.01.04.05	Donaciones corrientes a entes descentralizados con fines empresariales no petroleros	
4.07.01.04.06	Donaciones corrientes a entes descentralizados financieros bancarios	
4.07.01.04.07	Donaciones corrientes a entes descentralizados financieros no bancarios	
4.07.01.04.08	Donaciones corrientes al Poder Estadal	
4.07.01.04.09	Donaciones corrientes al Poder Municipal	
4.07.03.03.00	**TRANSFERENCIAS DE CAPITAL INTERNAS AL SECTOR PÚBLICO**	
4.07.03.03.01	Transferencias de capital a la República	
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	
4.07.03.03.03	Transferencias de capital a instituciones de protección social	
4.07.03.03.04	Transferencias de capital a entes descentralizados con fines empresariales petroleros	
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	
4.07.03.03.06	Transferencias de capital a entes descentralizados financieros bancarios	
4.07.03.03.07	Transferencias de capital a entes descentralizados financieros no bancarios	
4.07.03.03.08	Transferencias de capital al Poder Estadal	
4.07.03.03.09	Transferencias de capital al Poder Municipal	
4.07.03.03.99	Otras Transferencias de capital Internas al Sector Público	
4.07.03.04.00	**Donaciones de capital internas al sector público**	
4.07.03.04.01	Donaciones de capital a la República	
4.07.03.04.02	Donaciones de capital a entes descentralizados sin fines empresariales	
4.07.03.04.03	Donaciones de capital a instituciones de protección social	
4.07.03.04.04	Donaciones de capital a entes descentralizados con fines empresariales petroleros	
4.07.03.04.05	Donaciones de capital a entes descentralizados con fines empresariales no petroleros	
4.07.03.04.06	Donaciones de capital a entes descentralizados financieros bancarios	
4.07.03.04.07	Donaciones de capital a entes descentralizados financieros no bancarios	
4.07.03.04.08	Donaciones de capital al Poder Estadal	
4.07.03.04.09	Donaciones de capital al Poder Municipal	
	(5) TOTAL	

FORMA: 0417

Nota: Para cada sub-especifica, debe detallarse el nombre de la institución a quien se le otorga la Transferencia o Donación

FORMULARIO 0418: *RELACIÓN DE SUBSIDIOS, TRANSFERENCIAS Y DONACIONES AL SECTOR PRIVADO*

A. Objetivo

Presentar la información de las transferencias y donaciones otorgadas al sector privado, desagregadas en las instituciones o personas receptoras de las mismas.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Indica el código y la denominación de las sub-específicas de las partidas referidas a las transferencias y donaciones otorgadas a las instituciones o personas del sector privado. Se debe indicar el código y la denominación de las instituciones o personas a quienes van dirigidos dichos recursos.
s4	Registre en el año presupuestado, la estimación de las transferencias otorgadas al sector privado.
5	Indique la suma de los montos correspondientes a las partidas específicas para el año presupuestado.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

RELACIÓN DE SUBSIDIOS, TRANSFERENCIAS Y DONACIONES AL SECTOR PRIVADO

(En Bolívares)

(2) CÓDIGO	(3) DENOMINACIÓN	(4) MONTO
4.07.01.01.00	**Transferencias corrientes internas al sector privado**	
4.07.01.01.70	Subsidios educacionales al sector privado	
4.07.01.01.71	Subsidios a universidades privadas	
4.07.01.01.72	Subsidios culturales al sector privado	
4.07.01.01.73	Subsidios a instituciones benéficas privadas	
4.07.01.01.74	Subsidios a centros de empleados	
4.07.01.01.75	Subsidios a organismos laborales y gremiales	
4.07.01.01.76	Subsidios a entidades religiosas	
4.07.01.01.77	Subsidios a entidades deportivas y recreativas de carácter privado	
4.07.01.01.78	Subsidios científicos al sector privado	
4.07.01.01.79	Subsidios a cooperativas	
4.07.01.01.80	Subsidios a empresas privadas	
4.07.01.01.99	Otras transferencias corrientes internas al sector privado	
4.07.01.02.00	**Donaciones corrientes internas al sector privado**	
4.07.01.02.01	Donaciones corrientes a personas	
4.07.01.02.02	Donaciones corrientes a instituciones sin fines de lucro	
4.07.03.01.00	**Transferencias de capital internas al sector privado**	
4.07.03.01.01	Transferencias de capital a personas	
4.07.03.01.02	Transferencias de capital a instituciones sin fines de lucro	
4.07.03.01.03	Transferencias de capital a empresas privadas	
4.07.03.02.00	**Donaciones de capital internas al sector privado**	
4.07.03.02.01	Donaciones de capital a personas	
4.07.03.02.02	Donaciones de capital a instituciones sin fines de lucro	
	(5) TOTAL	

FORMA: 0418

Nota: Para cada sub-específica, debe detallarse el nombre de institución o persona a quien se le otorga la Transferencia o Donación

FORMULARIO 0419: *PROYECTOS POR ENDEUDAMIENTO*

A. Objetivo

Presentar información sobre la procedencia y el monto de los recursos que han servido o servirán para financiar las operaciones de crédito público previstas en los proyectos. Igualmente, se deberá presentar la información sobre la programación de la ejecución física correspondiente.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indique el concepto, establecido en la Ley Especial de Endeudamiento Anual para el ejercicio fiscal presupuestado; en el cual se circunscriben las operaciones de crédito público del órgano o ente ejecutor del proyecto; según la siguiente relación: • Proyecto a ser ejecutado por intermediación de los órganos o entes que conforman el sector público. • y/o Gestión Fiscal
3	Escriba el código del proyecto, la denominación del proyecto y el número y fecha de publicación de Gaceta Oficial en la cual aparece el proyecto.
4	Contiene los diferentes conceptos que se describen a continuación: • **Financiamiento** **A. Presupuesto Ordinario:** Representa el monto asignado al proyecto financiado con recursos procedentes del presupuesto ordinario. **B. Presupuesto Extraordinario:** a) Interno: Señale el monto asignado al proyecto financiado con recursos procedentes de operaciones de crédito público en el mercado interno, de conformidad con lo establecido en la Ley de Endeudamiento.

CAMPOS	DESCRIPCIÓN
	b) Externo: Indique en dólares de los Estados Unidos de Norte América (U.S$) y en bolívares, el monto asignado al proyecto, financiado con recursos procedentes de operaciones de crédito público en el mercado externo, de conformidad con lo establecido en la Ley de Endeudamiento que se trate. Este monto debe corresponderse con los desembolsos a recibir o el monto de los bienes y servicios que remitirá el prestatario. c) Señala el tipo de cambio vigente. d) Prestatarios: Indique la denominación de cada una de las personas jurídicas que participan en el financiamiento externo del proyecto, según lo indicado en la Ley de Endeudamiento que se relacione. La sumatoria de los montos indicados para cada prestatario debe ser igual al monto señalado en el punto anterior (c). **C, E y F) Contratos, Causado y Pagado.** Representa el monto para contratos, causado y pagado respectivamente, del año y años anteriores. En el caso del pago, se incluirá en los años anteriores el monto realmente cancelado (pagado) al proveedor y/o contratista. **G) Avance Físico.** Indique los montos programados y el porcentaje ejecutado de la obra o actividad.
5 y 7	Indique los montos asignados según Ley y modificaciones de los conceptos descritos en la columna Nº 4, referidos al año real (año anterior al vigente) y último estimado (año vigente).
6 y 8	Indique los montos ejecutados de los conceptos descritos en la columna Nº 4, para el año real (año anterior al vigente) y último estimado (año vigente).
9	Indique el monto asignado de los conceptos descritos en la columna Nº 4,

CAMPOS	DESCRIPCIÓN
	para el año a presupuestar.
10	Indique las asignaciones de recursos según los conceptos descritos en la columna Nº 4, que se ejecutarán en años posteriores al presupuestado.
11	Sume los montos indicados en las columnas 5, 7 y 9.
12	Sume los montos indicados en las columnas 6 y 8.

(1) CÓDIGO DEL ENTE:
DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:

PROYECTOS POR ENDEUDAMIENTO

(2) CONCEPTO POR OPERACIÓN DE CRÉDITO PÚBLICO:

(3) CÓDIGO DEL PROYECTO DE NUEVA ETAPA:
DENOMINACIÓN DEL PROYECTO:
N° DE GACETA OFICIAL Y FECHA DE PUBLICACIÓN:

(En Bolívares)

CONCEPTOS (4)	AÑO ANTERIOR HASTA 2010		AÑO VIGENTE 2011		PRESUPUESTO 2012	AÑOS POSTERIORES (10)	TOTALES	
	LEY Y MODIFICAC. (5)	EJECUTADO (6)	LEY Y MODIFICAC. (7)	EJECUTADO (8)	PROYECTO DE LEY DE PPTO. (9)		LEY Y MODIFICAC. (11)	EJECUTADO (12)
FINANCIAMIENTO (A+B)								
A. PRESUPUESTO ORDINARIO								
B. PRESUPUESTO EXTRAORDINARIO (a+b+c)								
a) INTERNO								
b) EXERNO								
MILES USA $								
MILLONES Bs.								
c) TIPO DE CAMBIO								
d) PRESTATARIOS:								
BANCO A								
BANCO B								
C. FINANCIAMIENTO EXTERNO PARA EQUIPOS Y OTROS PAGOS EN EL EN EL EXTERIOR								
D. CONTRATOS								
DEL AÑO								
DE AÑOS ANTERIORES								
E. CAUSADO								
DEL AÑO								
DE AÑOS ANTERIORES								
F. PAGADO								
DEL AÑO								
DE AÑOS ANTERIORES								
G. AVANCE FÍSICO								
UNIDAD DE MEDIDA: %								

FORMA 0419

FORMULARIO 0420: *RESUMEN DE INVERSIONES*

A. Objetivo

Presentar la inversión acumulada de la institución a partir de las principales cuentas que la integran: real para el año anterior al vigente, revisada para el año vigente y programada por trimestres para el año que se presupuesta. Para este último año deberá presentarse, además; la inversión que se estima realizar en el año, la venta o desincorporación de activos, la depreciación, amortización y la inversión neta.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Indique el código y denominación, de acuerdo al Plan de Cuentas Patrimoniales, establecido por la Oncop.
4	Señale la inversión bruta acumulada al 31 de diciembre del año real, para cada una de las cuentas indicadas en la columna N° 3.
5	Indique la inversión bruta estimada al 31 de diciembre para el último año estimado.
6	Señale las estimaciones trimestrales de inversión bruta para el año que se presupuesta. Indique la suma total correspondientes a la inversión bruta, en cada caso.
7	Señale la venta y/o desincorporación de activos por liquidación, venta u otro motivo.
8	Indique la inversión bruta acumulada al 31 de diciembre que se presupuesta, el cual resulta de sumar: los valores incluidos en las columnas N° 5 (Año último estimado), el total de la columna 6 (Total inversión bruta del año presupuestado), disminuido por los valores de la columna 7 (Venta y/o desincorporación de activos).

CAMPOS	DESCRIPCIÓN
9	Indique el monto de la depreciación y amortización para el año objeto del presupuesto.
10	Señale la inversión neta del ejercicio que se presupuesta, el cual resulta de restar: los valores incluidos en el total de la columna 6 (Inversión bruta del año), menos la columna 7 (Venta y/o desincorporación de activos) y la columna 9 (la depreciación y amortización anual).
11	Indique la sumatoria de las columnas de la 4 a la 10.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE
ÓRGANO DE ADSCRIPCIÓN
PERÍODO PRESUPUESTARIO:

RESUMEN DE INVERSIONES

(En Bolívares)

(2) CÓDIGO CONTABLE	(3) DENOMINACIÓN	(4) INVERSIÓN BRUTA ACUMULADA AÑO REAL	(5) INVERSIÓN BRUTA ACUMULADA ÚLTIMO AÑO ESTIMADO	(6) AÑO PRESUPUESTADO					(7) VENTA Y/O DESINCORPORACIÓN DE ACTIVOS	(8) INVERSIÓN BRUTA ACUMULADA AL 31 / 12	(9) DEPRECIACIÓN Y/O AMORTIZACIÓN ANUAL	(10) INVERSIÓN NETA DEL EJERCICIO
				Trimestre I	Trimestre II	Trimestre III	Trimestre IV	TOTAL INVERSIÓN BRUTA				
1.2.1	**Inversión Financiera a Largo Plazo**											
1.2.1.01	**Inversiones Financieras en Acciones y Participaciones de Capital a Largo Plazo**											
1.2.1.01.01	Inversiones en acciones y participaciones de capital a largo plazo al sector privado											
1.2.1.01.02	Inversiones en acciones y participaciones de capital a largo plazo al sector público											
1.2.1.01.03	Inversiones en acciones y participaciones de capital a largo plazo al sector externo											
1.2.1.02	**Inversiones Financieras en Títulos y Valores a Largo Plazo**											
1.2.1.02.01	Inversiones en títulos y valores privados a largo plazo											
1.2.1.02.02	Inversiones en títulos y valores públicos a largo plazo											
1.2.1.02.03	Inversiones en títulos y valores externos a largo plazo											
1.2.1.03	**Préstamos por Cobrar a Largo Plazo**											
1.2.1.03.01	Préstamos por cobrar a largo plazo al sector privado											
1.2.1.03.02	Préstamos por cobrar a largo plazo al sector público											
1.2.3	**Propiedad, Planta y Equipo**											
1.2.3.01	**Bienes de Uso**											
1.2.3.01.01	Edificios e Instalaciones											
	Adquisición de Edificios e Instalaciones											
	Conservación, Ampliaciones y Mejoras Mayores											
1.2.3.01.02	Maquinarias y demás Equipos de Construcción, Campo,											
1.2.3.01.03	Equipos de Transporte, Tracción y Elevación											
1.2.3.01.04	Equipos de Comunicación y Señalamiento											
1.2.3.01.05	Equipos Médicos Quirúrgicos, Dentales y Veterinarios											
1.2.3.01.06	Equipos Científicos, Religiosos de Enseñanza y Recreación											
1.2.3.01.08	Maquinaria Muebles y Equipos de Oficina y de Alojamiento											
1.2.3.01.09	Semovientes											
1.2.3.01.19	Otras Bienes de Uso											
1.2.3.02	**Tierras y Terrenos**											
1.2.3.03	**Tierras y Terrenos Expropiados**											
1.2.3.04	**Edificios e Instalaciones Expropiados**											
1.2.3.05	**Construcciones en Proceso (Sólo lo correspondiente a Estudios y Proyectos)**											
1.2.3.05.01	Construcciones en Proceso de Bienes del Dominio Privado											
1.2.3.05.02	Construcciones en Proceso de Bienes del Dominio Público											
1.2.4	**Activo Intangible**											
1.2.4.01	Marcas de Fabricas y Patentes de Inversión											
1.2.4.02	Derechos de Autor											
1.2.4.03	Gastos de Organización											
1.2.4.04	Paquetes y Programas de Computación											
1.2.4.05	Estudios y Proyectos											
1.2.4.19	Otros Activos Intangibles											
	Gastos Capitalizables (Propias de la Institución)											
4.01.00.00.00	**Gastos de Personal**											
	Imputación en Activo Fijo											
	Imputación en Activo Intangible											
4.02.00.00.00	**Materiales, Suministros y Mercancía**											
	Imputación en Activo Fijo											
	Imputación en Activo Intangible											
4.03.00.00.00	**Servicios no Personales**											
	Imputación en Activo Fijo											
	Imputación en Activo Intangible											
4.07.00.00.00	**Transferencias y Donaciones**											
	Imputación en Activo Fijo											
	Imputación en Activo Intangible											
4.08.00.00.00	**Otros Gastos**											
	Imputación en Activo Fijo											
	Imputación en Activo Intangible											
(11) TOTALES												

FORMA: 0420

FORMULARIO 0421: *ESTADO DE RESULTADOS*

A. Objetivo

Presentar la información del movimiento de los Ingresos y Gastos Corrientes del año real, último estimado y el programado trimestral del año que se presupuesta. El Estado de Resultado o de Ganancia y Pérdidas, es un estado financiero que muestra los ingresos y egresos, así como el resultado de las operaciones que realizó una persona jurídica, a una fecha determinada.

B. Instrucciones para el registro de la información

CAMPOS	*DESCRIPCIÓN*
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Señale los códigos y las denominaciones de las cuentas a utilizar que afectan el Estado de Resultados, desagregándolas de acuerdo al Plan de Cuentas Patrimoniales de la Oficina Nacional de Contabilidad (Oncop).
4 y 5	Indique las cifras correspondientes a los ingresos y gastos corrientes para el año real y último año estimado.
6	Registre los valores programados para cada trimestre del año que se presupuesta. Coloque el monto total producto de la sumatoria de cada una de las columnas de los trimestres correspondientes.
7	Registre la diferencia del resultado obtenido de los ingresos corrientes menos los gastos corrientes, desde la columna N° 4 a la columna N° 6.

NOTAS: En caso de existir ingresos diferentes a las transferencias recibidas del Sector Público; estos deben indicarse con su correspondiente código y monto, después de las transferencias.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN
PERÍODO PRESUPUESTARIO:

ESTADO DE RESULTADOS

(En Bolívares)

(2) CÓDIGO CONTABLE	(3) DENOMINACIÓN	(4) AÑO REAL	(5) ÚLTIMO AÑO ESTIMADO	(6) AÑO PRESUPUESTADO				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
	INGRESOS CORRIENTES							
5.1.1.03	**Tasas**							
5.1.1.04	**Contribuciones Especiales**							
5.1.2	**Aportes y Contribuciones a la Seguridad Social**							
5.1.2.01	Aportes a la Seguridad Social							
5.1.2.02	Contribuciones a la Seguridad Social							
5.1.4	**Venta de Bienes y Servicios**							
5.1.4.01	Venta de Bienes y Servicios de la Administración Pública							
6.4.3.01	MENOS Descuentos, Bonificaciones y Devoluciones							
	Venta de Bienes y Servicios de la Administración Pública Netas							
5.1.4.05	Ingresos Financieros de Instituciones Financieras No Bancarias							
5.1.4.99	Otros ingresos de operación							
5.1.5	**Ingresos de la Propiedad**							
5.1.5.01	Intereses por Prestamos Concedidos							
5.1.5.02	Intereses por Depositos en Instituciones Financieras							
5.1.5.03	Intereses de Títulos y Valores							
5.1.5.06	Alquileres de Bienes							
5.1.5.07	Derechos Sobre Bienes Intangibles							
5.1.5.09	Renta por Conceciones de Bienes y Servicios							
5.1.6	**Ingresos Ajenos a la Operación**							
5.1.6.01	Subsidios para Precios y Tarifas							
5.1.6.02	Incentivos a la Exportación							
5.1.6.09	Otros Ingresos Ajenos a la Operación							
5.1.7	**Transferencias y Donaciones**							
5.1.7.01	Transferencias y Donaciones corrientes							
5.1.8	**Otros Ingresos Ordinarios**							
5.1.8.04	Juicios y Costas Procesales							
5.1.8.05	Beneficios en Operaciones Cambiarias							
5.1.8.06	Utilidades por Venta de Activos							
5.1.8.99	Otros Ingresos Ordinarios							
5.2.1.99	Otros Ingresos Extraordinarios							
	GASTOS CORRIENTES							
6.1	**Gastos de Consumo /Operación**							
6.1.1	**Gastos de Personal**							
6.1.2	**Materiales, Suministros y Mercancias**							
6.1.3	**Servicios No Personales**							
1.1.3	Variación de Inventarios:							
1.1.3.01	Inventario de Materias Primas							
1.1.3.0.1.2.02.01.0	Disminución de materias primas							
2.1.2.0.1.2.02.01.0	Incremento de materias primas							
1.1.3.02	Inventario de Productos Terminados							
1.1.3.0.1.2.01.01.0	Disminución de productos terminados							
2.1.2.0.1.2.01.01.0	Incremento de productos terminados							
1.1.3.03	Inventario de Productos en Proceso							
1.1.3.0.1.2.03.00.0	Disminución de productos en proceso							
2.1.2.0.1.2.03.00.0	Incremento de productos en proceso							
1.1.3.04	Inventario de Mercancías							
1.1.3.0.1.2.01.02.0	Disminución de existencias							
2.1.2.0.1.2.01.02.0	Incremento de existencias							
1.1.3.05	Inventario de Materiales y Suministros							
1.1.3.0.1.2.02.02.0	Disminución de materiales y suministros							
2.1.2.0.1.2.02.02.0	Incremento de materiales y suministros							
6.1.4	**Depreciación y Amortización**							
6.2	**Rentas de la Propiedad**							
6.2.1	**Intereses**							
6.2.1.01	Intereses Internos							
6.3	**Transferencias**							
6.3.1	**Transferencias y Donaciones Corrientes**							
6.3.2.07	Transferencias y Donaciones a Consejos Comunales							
6.4	**Pérdidas y Gastos Diversos**							
6.4.1	**Perdidas en Operaciones**							
6.4.1.01	Gastos Originados en Obligaciones del Ejercicio							
6.4.2	**Pérdidas Ajenas a la Operación**							
6.4.2.01	Pérdidas en Inventarios							
6.4.2.02	Pérdidas en Operaciones Cambiarias							
6.4.2.03	Pérdidas en Ventas de Activos							
6.4.2.04	Pérdidas Por Cuentas incobrables							
6.4.2.05	Participación en Pérdidas de Otras Empresas							
6.4.2.07	Impuestos Directos							
6.4.2.08	Intereses por Mora							
6.4.2.09	Reservas Técnicas							
6.4.3	**Gastos Diversos**							
6.4.3.02	Indemnizaciones y Sanciones Pecuniarias							
6.4.3.99	Otros Gastos							
3.2.5.02	(7) **Resultado del Ejercicio (ingreso - gasto)**							

FORMA : 0421

FORMULARIO 0422: *PRESUPUESTO DE CAJA*

A. Objetivo

Presentar los saldos inicial y final del presupuesto de caja, así como el flujo de ingresos y egresos en efectivo del ente para los años: real (año anterior al vigente), último estimado (año vigente) y programado para cada trimestre del año que se presupuesta.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código presupuestario y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Escriba el código presupuestario y su denominación, de acuerdo al Clasificador Presupuestario de Recursos y Egresos de la Oficina Nacional de Presupuesto (Onapre), de las cuentas sobre las cuales se debe presentar información. A los fines de una mejor comprensión, se especifica a continuación el significado de las cuentas en referencia. **Saldo Inicial de Caja**. Disponibilidad en caja y bancos al inicio del período, incluida la moneda extranjera existente, expresada al tipo de cambio a la fecha de registro de la información. **Saldo Final de Caja** Representa la suma del saldo inicial, más los ingresos, menos los egresos.
4 y 5	Indique las cifras correspondientes de las cuentas en referencia para el año real y último año estimado.
6	Registre los valores programados de las cuentas en referencia para cada trimestre del año que se presupuesta. Escriba el monto total producto de la sumatoria de los trimestres de los montos presupuestados.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

PRESUPUESTO DE CAJA
(En Bolívares)

(2) CÓDIGO PRESUPUESTARIO	(3) DENOMINACIÓN	(4) AÑO REAL	(5) ÚLTIMO AÑO ESTIMADO	(6) AÑO PRESUPUESTADO				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
	SALDO INICIAL (CAJA Y BANCOS)							
	INGRESOS CORRIENTES							
3.01.03.00.00	INGRESOS POR TASAS							
3.01.04.00.00	CONTRIBUCIONES ESPECIALES							
3.01.09.00.00	INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA							
4.08.01.00.00	Menos:DESCUENTOS, BONIFICACIONES Y DEVOLUCIONES							
	VENTA NETA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA							
3.01.10.00.00	INGRESOS DE LA PROPIEDAD							
3.01.11.00.00	DIVERSOS INGRESOS							
3.01.99.00.00	OTROS INGRESOS ORDINARIOS							
3.02.99.00.00	OTROS INGRESOS EXTRAORDINARIOS							
3.03.00.00.00	INGRESOS DE OPERACIÓN							
3.03.04.00.00	INGRESOS DE FINANCIEROS DE INSTITUCIONES FINANCIERAS NO BANCARIAS							
3.03.99.00.00	OTROS INGRESOS DE OPERACIÓN							
3.04.00.00.00	INGRESOS AJENOS A LA OPERACIÓN							
3.05.01.00.00	TRANSFERENCIAS Y DONACIONES CORRIENTES							
	INGRESOS DE CAPITAL							
3.05.02.00.00	TRANSFERENCIAS Y DONACIONES DE CAPITAL							
3.06.01.00.00	VENTA Y/O DESINCORPORACIÓN DE ACTIVOS FIJOS							
3.06.02.00.00	VENTA DE ACTIVOS INTANGIBLES							
	INGRESOS FINANCIEROS							
3.07.00.00.00	VENTA DE TITULOS Y VALORES QUE NO OTORGAN PROPIEDAD							
3.08.00.00.00	VENTA DE ACCIONES Y PARTICIPACIONES DE CAPITAL							
3.09.00.00.00	RECUPERACIÓN DE PRÉSTAMOS DE CORTO PLAZO							
3.10.00.00.00	RECUPERACIÓN DE PRÉSTAMOS DE LARGO PLAZO							
	DISMINUCIÓN DE ACTIVOS							
3.11.01.03.00	Disminución de inversiones temporales							
3.11.06.03.00	Disminución de fondos en fideicomiso							
3.11.99.01.00	Disminución de otros activos financieros circulantes							
	INCREMENTO DE PASIVOS							
3.12.09.01.00	Incremento de depósitos recibidos en garantía							
3.12.09.99.00	Incremento de otros fondos de terceros							
	SALDO INICIAL + INGRESOS + FUENTES							
	GASTOS CORRIENTES							
	GASTOS DE CONSUMO/OPERACIÓN							
4.01.00.00.00	GASTOS DE PERSONAL							
4.02.00.00.00	MATERIALES, SUMINISTROS Y MERCANCÍAS							
4.03.00.00.00	SERVICIOS NO PERSONALES							
	OTROS GASTOS CORRIENTES							
	TRANSFERENCIAS Y DONACIONES CORRIENTES							
4.08.05.00.00	OBLIGACIONES EN EL EJERCICIO VIGENTE							
4.08.06.00.00	PÉRDIDAS AJENAS A LA OPERACIÓN							
4.08.08.00.00	INDEMNIZACIONES Y SANCIONES PECUNIARIAS							
4.08.99.00.00	OTROS GASTOS							
	GASTOS DE CAPITAL							
4.04.00.00.00	ACTIVOS REALES							
	TRANSFERENCIAS Y DONACIONES DE CAPITAL							
	GASTOS FINANCIEROS							
4.05.00.00.00	ACTIVOS FINANCIEROS							
4.08.02.00.00	INTERESES POR OPERACIONES FINANCIERAS							
	DISMINUCIÓN DE PASIVOS							
4.11.01.00.00	Disminución de gastos de personal por pagar							
4.11.02.00.00	Disminución de aportes patronales y retenciones laborales por pagar							
4.11.03.00.00	Disminución de cuentas y efectos por pagar a proveedores							
4.11.04.00.00	Disminución de cuentas y efectos por pagar a contratistas							
4.11.05.00.00	Disminución de intereses por pagar							
4.11.06.00.00	Disminución de otras cuentas y efectos por pagar a corto plazo							
4.11.07.01.01	Disminución de rentas diferidas por recaudar a corto plazo							
4.11.09.01.00	Disminución de depósitos recibidos en garantía							
4.11.09.99.00	Disminución de otros fondos de terceros							
4.11.98.00.00	Disminución de otros pasivos a corto plazo							
4.11.99.00.00	Disminución de otros pasivos a mediano y largo plazo							
	SALDO FINAL (CAJA Y BANCOS)							

FORMA: 0422

FORMULARIO 0423: BALANCE GENERAL

A. Objetivo

Presentar la situación patrimonial de la institución al finalizar cada uno de los períodos considerados, y su variación entre el año presupuestado y el año anterior. El Balance General es un estado financiero que muestra los bienes, derechos y obligaciones que tiene una persona jurídica, a una fecha determinada.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Indica el código y la denominación de las cuentas a ser utilizadas en el Balance General, de acuerdo al "Plan de cuentas Patrimoniales"; establecido por la Oncop.
4	Señale el resultado real al 31 de diciembre del año anterior al vigente.
5	Señale el último año estimado de la situación patrimonial al 31 de diciembre del año vigente.
6	Indique el saldo de las cuentas al final de cada trimestre del año que se presupuesta.
7	Coloque en cada una de las cuentas utilizadas, la cantidad que resulte de restar el monto del saldo del IV trimestre, correspondiente a la columna N° 6, los montos correspondientes de la columna N° 5 (último año estimado).
8	Realice la sumatoria del total de pasivos más patrimonio desde la columna N° 4 a la columna N° 7, con la finalidad de validar el principio de equilibrio en la ecuación patrimonial.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE: 1/5
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

BALANCE GENERAL
(En Bolívares)

(2) CÓDIGO	(3) DENOMINACIÓN	(4) SALDO AÑO REAL	(5) SALDO ÚLTIMO AÑO ESTIMADO	(6) SALDO AÑO PRESUPUESTADO				(7) VARIACIÓN ANUAL
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	
1	ACTIVO							
1.1	ACTIVO CIRCULANTE							
1.1.1	Activo Disponible							
1.1.1.01	Caja y Bancos							
1.1.1.01.01	Caja							
1.1.1.01.02	Bancos							
1.1.1.01.02.01	Bancos públicos							
1.1.1.01.02.02	Bancos privados							
1.1.1.01.02.03	Bancos del exterior							
1.1.1.02	Inversiones temporales							
1.1.2	Activo Exigible							
1.1.2.01	Inversiones financieras en títulos y valores a corto plazo							
1.1.2.01.01	Inversiones en títulos y valores privados a corto plazo							
1.1.2.01.02	Inversiones en títulos y valores públicos a corto plazo							
1.1.2.01.03	Inversiones en títulos y valores externos a corto plazo							
1.1.2.02	Prestamos por cobrar a corto plazo (cartera de créditos)							
1.1.2.02.01	Préstamos por cobrar a corto plazo al sector privado							
1.1.2.02.02	Préstamos por cobrar a corto plazo al sector público							
1.1.2.03	Cuentas comerciales por cobrar a corto plazo							
1.1.2.04.99	Otras cuentas por cobrar a corto plazo							
2.2.4.01.01	Menos: Provisión para cuentas incobrables (y de cartera de créditos)							
1.1.2.05	Efectos comerciales por cobrar a corto Plazo							
1.1.2.06	Otros efectos por cobrar a corto plazo							
1.1.2.09	Fondo y bienes en fideicomiso							
1.1.2.10	Anticipos a proveedores a corto plazo							
1.1.2.11	Anticipos a contratistas por contratos de corto plazo							
1.1.3	Activo Realizable							
1.1.3.01	Inventario de materia prima							
1.1.3.02	Inventario de productos Terminados							
1.1.3.03	Inventario de productos en proceso							
1.1.3.04	Inventario de mercancia							
1.1.3.05	Inventario de materiales y suministro							
2.2.4.01.03	Menos: Provisión para pérdidas en el inventario							
1.1.4	Activos Diferidos a Corto Plazo							
1.1.4.01	Gastos pagados por anticipado a corto plazo							
1.1.4.01.03	Otros intereses a corto plazo pagados por anticipado							
1.1.4.01.04	Débitos por apertura de cartas de crédito a corto plazo							
1.1.4.01.09	Otros gastos a corto plazo pagados por anticipado							
1.1.4.09	Otros activos diferidos a corto plazo							
1.1.9	Otros Activos Circulantes							
	TOTAL ACTIVO CIRCULANTE							

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

2/5

BALANCE GENERAL
(En Bolívares)

(2) CÓDIGO	(3) DENOMINACIÓN	(4) SALDO AÑO REAL	(5) SALDO ÚLTIMO AÑO ESTIMADO	(6) SALDO AÑO PRESUPUESTADO				(7) VARIACIÓN ANUAL
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	
1.2	**ACTIVO NO CIRCULANTE**							
1.2.1	**Inversión Financiera a Largo Plazo**							
1.2.1.01	Inversiones financieras en acciones y participaciones de capital a largo Plazo							
1.2.1.01.01	Inversiones en acciones y participaciones de capital a largo plazo al sector privado							
1.2.1.01.02	Inversiones en acciones y participaciones de capital a largo plazo al sector público							
1.2.1.01.03	Inversiones en acciones y participaciones de capital a largo plazo al sector externo							
1.2.1.02	Inversiones financieras en títulos y valores a largo plazo							
1.2.1.02.01	Inversiones en títulos y valores privados a largo plazo							
1.2.1.02.02	Inversiones en títulos y valores públicos a largo plazo							
1.2.1.02.03	Inversiones en títulos y valores externos a largo plazo							
1.2.1.03	Préstamos por cobrar a largo plazo (cartera de créditos)							
1.2.1.03.01	Préstamos por cobrar a largo plazo al sector privado							
1.2.1.03.02	Préstamos por cobrar a largo plazo al sector público							
1.2.2	**Cuentas y Efectos por Cobrar a Mediano y Largo Plazo**							
1.2.2.01	Cuentas comerciales por cobrar a mediano y largo plazo							
1.2.2.02	Otras Cuentas por cobrar a mediano y largo plazo							
1.2.2.03	Efectos Comerciales por cobrar a mediano y largo plazo							
1.2.2.04	Otros Efectos comerciales por cobrar a mediano y largo plazo							
1.2.2.05	Anticipos a contratistas por contratos de mediano y largo plazo							
1.2.3	**Propiedad Planta y Equipo**							
1.2.3.01	Bienes de uso							
1.2.3.01.01	Edificios e instalaciones							
2.2.5.01.01	Menos: Depreciación acumulada de edificios e instalaciones							
	Edificios e instalaciones - Neto							
1.2.3.01.02	Maquinaria y demás equipos de construcción, campo, industria y taller							
2.2.5.01.02	Menos: Depreciación acumulada de maquinaria y demás equipos de construcción, campo, industria y taller							
	Maquinaria y demás equipos de construcción, campo, industria y taller - Neto							
1.2.3.01.03	Equipos de transporte, tracción y elevación							
2.2.5.01.03	Menos: Depreciación acumulada de equipos de transporte, tracción y elevación							
	Equipos de transporte, tracción y elevación - Neto							
1.2.3.01.04	Equipos de comunicaciones y señalamiento							
2.2.5.01.04	Menos: Depreciación acumulada de equipos de comunicaciones y señalamiento							
	Equipos de comunicaciones y señalamiento - Neto							
1.2.3.01.05	Equipos médicos-quirúrgicos, dentales y veterinarios							
2.2.5.01.05	Menos: Depreciación acumulada de equipos médicos-quirúrgicos, dentales y veterinarios							
	Equipos médicos-quirúrgicos, dentales y veterinarios - Neto							
1.2.3.01.06	Equipos científicos, religiosos, de enseñanza y recreación							
2.2.5.01.06	Menos: Depreciación acumulada de equipos científicos, religiosos, de enseñanza y recreación							
	Equipos científicos, religiosos, de enseñanza y recreación - Neto							

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE: 3/5
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

BALANCE GENERAL
(En Bolívares)

(2) CÓDIGO	(3) DENOMINACIÓN	(4) SALDO AÑO REAL	(5) SALDO ÚLTIMO AÑO ESTIMADO	(6) SALDO AÑO PRESUPUESTADO				(7) VARIACIÓN ANUAL
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	
1.2.3.01.08	Máquinas, muebles y demás equipos de oficina y de alojamiento							
2.2.5.01.08	Menos: Depreciación acumulada de máquinas, muebles y demás equipos de oficina y de alojamiento							
	Máquinas, muebles y demás equipos de oficina - Neto							
1.2.3.01.09	Semovientes							
2.2.5.01.09	Menos: Depreciación acumulada de semovientes							
	Semovientes - Neto							
1.2.3.01.19	Otros bienes de uso							
2.2.5.01.19	Menos: Depreciación acumulada de otros bienes de uso							
	Otros bienes de uso - Neto							
1.2.3.02	Tierras y terrenos							
1.2.3.03	Tierras y terrenos expropiados							
1.2.3.04	Edificios e instalaciones expropiados							
2.2.5.01.01	Menos: Depreciación acumulada de edificios e instalaciones							
	Edificios e instalaciones expropiados neto							
1.2.3.05	Construcciones en proceso							
1.2.3.05.01	Construcciones en proceso de bienes en dominio privado							
1.2.3.05.02	Construcciones en proceso de bienes en dominio público							
1.2.4	**Activos Intangibles**							
1.2.4.01	Marca de fábrica y patentes de Invención							
2.2.5.02.01	Menos: Amortización acumulada de marcas de fábrica y patentes de invención							
	Marca de fábrica y patentes de invención - neto							
1.2.4.02	Derechos de autor							
2.2.5.02.02	Menos:Amortización acumulada de derechos de autor							
	Derechos de autor- neto							
1.2.4.03	Gastos de organización							
2.2.5.02.03	Menos: Amortización acumulada de gastos de organización							
	Gastos de organización - neto							
1.2.4.04	Paquetes y programas de computación							
2.2.5.02.04	Menos: Amortización acumulada de paquetes y programas de computación							
	Paquetes y programas de computación - neto							
1.2.4.05	Estudios y proyectos							
2.2.5.02.05	Menos: Amortización acumulada de estudios y proyectos							
	Estudios y proyectos - netos							
1.2.4.19	Otros Activos intangibles							
2.2.5.02.19	Menos: Amortización acumulada de otros activos intangibles							
	Otros Activos intangibles - neto							
	Gastos Capitalizables aplicables a los activos							
	Imputación en activo fijo							
	Imputación en activo intangible							
1.2.5	**ACTIVOS DIFERIDOS A MEDIANO Y LARGO PLAZO**							
1.2.5.01	Gastos pagados por anticipados a largo plazo							
1.2.5.01.06	Otros intereses a mediano y largo plazo pagados por anticipado							
1.2.5.01.09	Otros gastos a mediano y largo plazo pagados por anticipado							
1.2.5.09	Otros activos diferidos a mediano y largo plazo							

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE: 4/5
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

BALANCE GENERAL
(En Bolívares)

(2) CÓDIGO	(3) DENOMINACIÓN	(4) SALDO AÑO REAL	(5) SALDO ÚLTIMO AÑO ESTIMADO	(6) SALDO AÑO PRESUPUESTADO				(7) VARIACIÓN ANUAL
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	
1.2.9	**OTROS ACTIVOS NO CIRCULANTES**							
1.2.9.01	Activos en proceso judicial							
1.2.9.01.01	Activos en gestión judicial a mediano y largo plazo							
1.2.9.09	Activos no circulantes diversos a mediano y largo plazo							
	TOTAL ACTIVO NO CIRCULANTE							
	TOTAL ACTIVO							
2	**PASIVO**							
2.1	**PASIVO CIRCULANTE**							
2.1.1	**Cuentas y efectos por pagar a Corto Plazo**							
2.1.1.01	Gastos de personal por pagar							
2.1.1.02	Aportes patronales por pagar							
2.1.1.03	Cuentas por pagar a corto plazo							
2.1.1.04	Efectos por pagar a corto plazo							
2.1.1.05	Intereses por pagar a corto plazo							
2.1.1.06	Retenciones laborales por pagar							
2.1.4	**FONDOS DE TERCEROS**							
2.1.4.01	Depósitos recibido en garantía							
2.1.4.09	Otros fondos de terceros							
2.1.9	**OTROS PASIVOS CIRCULANTES**							
2.1.9.09	Otros pasivos circulantes							
	TOTAL PASIVO CIRCULANTE							
2.2	**PASIVO NO CIRCULANTE**							
2.2.1	**Cuentas y efectos por pagar a Mediano y Largo Plazo**							
2.2.1.01	Cuentas por pagar a mediano y largo plazo							
2.2.1.02	Efectos por pagar a mediano y largo plazo							
2.2.4	**PROVISIONES ACUMULADAS Y RESERVAS TÉCNICAS**							
2.2.4.01	Provisiones							
2.2.4.01.02	Provisión para despidos							
2.2.4.01.04	Provisiones para beneficios sociales							
2.2.4.01.09	Otras provisiones							
2.2.4.02	Reservas técnicas							
2.2.9	**OTROS PASIVOS A MEDIANO Y LARGO PLAZO**							
2.2.9.09	Otros pasivos no circulantes							
	TOTAL PASIVO NO CIRCULANTE							
	TOTAL PASIVO							

5/5

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

BALANCE GENERAL
(En Bolívares)

(2) CÓDIGO	(3) DENOMINACIÓN	(4) SALDO AÑO REAL	(5) SALDO ÚLTIMO AÑO ESTIMADO	(6) SALDO AÑO PRESUPUESTADO				(7) VARIACIÓN ANUAL
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	
3	**PATRIMONIO**							
3.2	**PATRIMONIO INSTITUCIONAL**							
3.2.1	**CAPITAL INSTITUCIONAL**							
3.2.1.01	Capital institucional							
3.2.2	**TRANSFERENCIAS Y DONACIONES DE CAPITAL Y APORTES POR CAPITALIZAR RECIBIDOS**							
3.2.2.01	Transferencias de capital recibidas							
3.2.2.01.01	Transferencias de capital internas recibidas del sector privado							
3.2.2.01.02	Transferencias de capital internas recibidas del sector público							
3.2.2.01.03	Transferencias de capital recibidas del exterior							
3.2.2.02	Donacions de capital recibidas							
3.2.2.02.01	Donaciones de capital internas recibidas							
3.2.2.02.02	Donaciones de capital externas recibidas							
3.2.3	**RESERVAS**							
3.2.3.01	Reservas legales y estatutarias							
3.2.4	**AJUSTE POR INFLACIÓN**							
3.2.4.01	Ajuste por inflación							
3.2.5	**RESULTADOS**							
3.2.5.01	Resultados acumulados							
3.2.5.02	Resultado del ejercicio							
	TOTAL PATRIMONIO INSTITUCIONAL							
	(8) TOTAL PASIVO Y PATRIMONIO							

FORMA: 0423

FORMULARIO 0424: *RELACIÓN DE DEUDAS POR SERVICIOS BÁSICOS*

A. Objetivo

Presentar la información financiera de los servicios básicos de los años: real, último estimado; así como los movimientos por variación de dicha deuda de la institución para el año objeto del presupuesto.

B. Instrucciones para el registro de la información

CAMPOS	*DESCRIPCIÓN*
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Representa el concepto, sobre los cuales se solicita información, especificando el tipo de servicio.
3 y 4	Indique el monto de la deuda al 31 de diciembre para el año real y último año estimado.
5	Indique la variación de la deuda por disminución e incrementos (respectivamente), para el año que se presupuesta.
6	Señale el saldo de la deuda al 31 de diciembre del año que se presupuesta.
7	Indique los intereses de mora que se causarán durante el año objeto del presupuesto.
8	Obtenga los totales de las columnas 3 a 7.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RELACIÓN DE DEUDAS POR SERVICIOS BÁSICOS

(En Bolívares)

(2) DENOMINACION DE SERVICIOS	(3) SALDO AÑO REAL	(4) SALDO. ULTIMO AÑO ESTIMADO	(5) VARIACIÓN DEUDA		(6) SALDO AÑO PRESUPUESTADO	(7) INTERSES A CAUSAR AÑO PRESUPUESTADO
			DISMINUCIÓN	INCREMENTO		
ELECTRICIDAD						
GAS						
AGUA						
TELEFONO						
SERVICIO DE COMUNICACIONES						
SERVICIO DE ASEO URBANO Y DOMICILIARIO						
SERVICIO DE CONDOMINIO						
(8) TOTAL						

FORMA: 0424

FORMULARIO 0425: *CUENTA AHORRO / INVERSION / FINANCIAMIENTO (ENTES SIN FINES EMPRESARIALES)*

A. Objetivo

Presentar la información del ente para el año que se presupuesta, de acuerdo a la clasificación económica de recursos y egresos. Igualmente presentar la información del resultado económico y financiero: (ahorro o desahorro) y (superávit o déficit) respectivamente, causadas por el monto y las transacciones del sector público. En sentido amplio, esta cuenta expresa la metodología que se sigue para mostrar como se forma el ahorro, la inversión y su financiamiento, lo cual servirá a su vez, para elaborar el Presupuesto Consolidado del Sector público.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Indican el código y la denominación de las partidas de recursos y egresos, conforme al Clasificador Económico de Recursos y Egresos sobre las cuales se solicita información.
4	Indique los montos totales, que se vayan obteniendo al estructurar la cuenta de ahorro / inversión / financiamiento.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

Pág. 1/13

CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO
DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES - AÑO 2012)

(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
	1. CUENTA CORRIENTE	
1.1.0.0.0.0.00.00.0	**1.1 INGRESOS CORRIENTES**	
1.1.1.0.0.0.00.00.0	INGRESOS CORRIENTES ORDINARIO	
1.1.1.2.2.0.00.00.0	INGRESOS NO TRIBUTARIOS	
1.1.1.2.2.1.00.00.0	Tasas	
1.1.1.2.2.2.00.00.0	Ingresos por contribuciones especiales	
1.1.1.2.2.3.00.00.0	Ingresos por aportes y contribuciones a la seguridad social	
1.1.1.2.3.0.00.00.0	INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	
1.1.1.2.3.1.00.00.0	Venta de bienes	
1.1.1.2.3.1.02.00.0	Ingresos por la venta de publicaciones oficiales y formularios	
1.1.1.2.3.9.00.00.0	Venta de otros bienes y servicios	
2.1.1.0.1.7.00.00.0	Descuentos, bonificaciones y devoluciones	
2.1.1.0.1.7.01.00.0	Descuentos sobre ventas	
2.1.1.0.1.7.02.00.0	Bonificaciones por ventas	
2.1.1.0.1.7.03.00.0	Devoluciones por ventas	
1.1.1.2.4.0.00.00.0	INGRESOS DE OPERACIÓN	
1.1.1.2.4.3.00.00.0	Ingresos financieros de instituciones financieras	
1.1.1.2.4.9.00.00.0	Otros ingresos de operación	
1.1.1.2.5.0.00.00.0	INGRESOS DE LA PROPIEDAD	
1.1.1.2.5.1.00.00.0	Intereses	
1.1.1.2.5.1.01.00.0	Intereses internos	
1.1.1.2.5.1.01.01.0	Intereses por préstamos	
1.1.1.2.5.1.01.02.0	Intereses por títulos-valores	
1.1.1.2.5.1.01.03.0	Intereses por depósitos	
1.1.1.2.5.1.02.00.0	Intereses del exterior	
1.1.1.2.5.1.02.02.0	Intereses por títulos-valores	
1.1.1.2.5.2.00.00.0	Utilidades, dividendos, alquileres y otros ingresos de la propiedad	
1.1.1.2.5.2.01.00.0	Utilidades, rentas y dividendos entes descentralizados no petroleros	
1.1.1.2.5.2.02.00.0	Alquileres	
1.1.1.2.5.2.03.00.0	Concesiones de bienes y servicios	
1.1.1.2.5.2.04.00.0	Alquileres de tierras y terrenos	
1.1.1.2.5.2.05.00.0	Derechos sobre bienes intangibles	
1.1.1.2.6.0.00.00.0	TRANSFERENCIAS CORRIENTES	
1.1.1.2.6.1.00.00.0	Transferencias corrientes internas recibidas del sector privado	
1.1.1.2.6.1.01.00.0	De personas	
1.1.1.2.6.1.02.00.0	De instituciones sin fines de lucro	
1.1.1.2.6.1.03.00.0	De empresas privadas	
1.1.1.2.6.2.00.00.0	Transferencias corrientes del sector público	
1.1.1.2.6.2.01.00.0	Transferencias corrientes internas recibidas del sector público	
1.1.1.2.6.2.01.01.0	De la República	
1.1.1.2.6.2.01.02.0	De los entes descentralizados sin fines empresariales	
1.1.1.2.6.2.01.03.0	De las instituciones de protección social	
1.1.1.2.6.2.01.04.0	De los entes descentralizados con fines empresariales petroleros	
1.1.1.2.6.2.01.05.0	De los entes descentralizados con fines empresariales no petroleros	
1.1.1.2.6.2.01.06.0	De los entes descentralizados financieros bancarios	
1.1.1.2.6.2.01.07.0	De los entes descentralizados financieros no bancarios	
1.1.1.2.6.2.01.08.0	Del Poder Estadal	

(1) CODIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO
DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES - AÑO 2012)

(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
1.1.1.2.6.2.01.09.0	Del Poder Municipal	
1.1.1.2.6.2.01.99.0	Otras	
1.1.1.2.6.2.04.00.0	Subsidios e incentivos otorgados por políticas de Estado	
1.1.1.2.6.2.04.01.0	Subsidios para precios y tarifas	
1.1.1.2.6.2.04.02.0	Incentivos a la exportación	
1.1.1.2.7.0.00.00.0	OTROS INGRESOS	
1.1.1.2.7.1.00.00.0	Otros ingresos ajenos a la operación	
1.1.1.2.7.2.00.00.0	Diversos Ingresos	
1.1.1.2.7.2.01.00.0	Multas por varios ramos	
1.1.1.2.7.2.05.00.0	Utilidad por venta de activos	
1.1.1.2.7.2.10.00.0	Beneficios en operaciones cambiarias	
1.1.1.2.7.9.00.00.0	Otros ingresos ordinarios	
1.1.2.0.0.0.00.00.0	INGRESOS CORRIENTES EXTRAORDINARIOS	
1.1.2.0.3.0.00.00.0	INGRESOS POR OPERACIONES DIVERSAS	
1.1.2.0.3.9.00.00.0	Otros ingresos extraordinarios	
1.1.2.0.4.0.00.00.0	TRANSFERENCIAS Y DONACIONES CORRIENTES	
1.1.2.0.4.1.00.00.0	Donaciones corrientes internas recibidas del sector privado	
1.1.2.0.4.1.01.00.0	De personas	
1.1.2.0.4.1.02.00.0	De instituciones sin fines de lucro	
1.1.2.0.4.1.03.00.0	De empresas privadas	
1.1.2.0.4.2.00.00.0	Donaciones corrientes internas recibidas del sector público	
1.1.2.0.4.2.01.00.0	De la República	
1.1.2.0.4.2.02.00.0	De los entes descentralizados sin fines empresariales	
1.1.2.0.4.2.03.00.0	De las instituciones de protección social	
1.1.2.0.4.2.04.00.0	De los entes descentralizados con fines empresariales petroleros	
1.1.2.0.4.2.05.00.0	De los entes descentralizados con fines empresariales no petroleros	
1.1.2.0.4.2.06.00.0	De los entes descentralizados financieros bancarios	
1.1.2.0.4.2.07.00.0	De los entes descentralizados financieros no bancarios	
1.1.2.0.4.2.08.00.0	Del Poder Estadal	
1.1.2.0.4.2.09.00.0	Del Poder Municipal	
1.1.2.0.4.3.00.00.0	Transferencias y donaciones corrientes recibidas del sector externo	
1.1.2.0.4.3.01.00.0	Transferencias corrientes recibidas del exterior	
1.1.2.0.4.3.01.01.0	De instituciones sin fines de lucro	
1.1.2.0.4.3.01.02.0	De gobiernos extranjeros	
1.1.2.0.4.3.01.03.0	De organismos internacionales	
1.1.2.0.4.3.02.00.0	Donaciones corrientes recibidas del exterior	
1.1.2.0.4.3.02.01.0	De personas	
1.1.2.0.4.3.02.02.0	De instituciones sin fines de lucro	
1.1.2.0.4.3.02.03.0	De gobiernos extranjeros	
1.1.2.0.4.3.02.04.0	De organismos internacionales	
2.1.1.0.0.0.00.00.0	**1.2 GASTOS CORRIENTES**	
2.1.1.0.1.0.00.00.0	GASTOS DE CONSUMO	
2.1.1.0.1.1.00.00.0	Remuneraciones	
2.1.1.0.1.1.01.00.0	Sueldos, salarios y otras retribuciones	
2.1.1.0.1.1.03.00.0	Beneficios y complementos de sueldos y salarios	
2.1.1.0.1.1.04.00.0	Aportes patronales	
2.1.1.0.1.1.05.00.0	Prestaciones sociales y otras indemnizaciones	

ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO
DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES - AÑO 2012)
(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
2.1.1.0.1.1.06.00.0	Asistencia socioeconómica	
2.1.1.0.1.1.07.00.0	Otros gastos de personal	
2.1.1.0.1.2.00.00.0	Compra de bienes y servicios	
2.1.1.0.1.2.01.00.0	Bienes de consumo	
2.1.1.0.1.2.02.00.0	Servicios no personales	
2.1.1.0.1.3.00.00.0	Impuestos indirectos	
2.1.1.0.1.4.00.00.0	Depreciación y amortización	
2.1.1.0.1.5.00.00.0	Provisiones y otros gastos	
2.1.1.0.1.5.01.00.0	Cuentas incobrables	
2.1.1.0.1.5.02.00.0	Pérdidas de inventario	
2.1.1.0.1.5.04.00.0	Reservas técnicas	
2.1.1.0.1.6.00.00.0	Variación de existencias	
2.1.1.0.1.6.01.00.0	De productos terminados y existencias	
2.1.1.0.1.6.01.01.0	De productos terminados	
2.1.1.0.1.6.01.02.0	De existencias	
2.1.1.0.1.6.02.00.0	De materias primas y materiales y suministros	
2.1.1.0.1.6.02.01.0	De materias primas	
2.1.1.0.1.6.02.02.0	De materiales y suministros	
2.1.1.0.1.6.03.00.0	De productos en proceso	
2.1.1.0.3.0.00.00.0	GASTOS DE LA PROPIEDAD	
2.1.1.0.3.1.00.00.0	Intereses	
2.1.1.0.3.1.01.00.0	Intereses internos	
2.1.1.0.3.1.01.05.0	Intereses por otros financiamientos	
2.1.1.0.3.2.00.00.0	Alquileres de tierras y terrenos	
2.1.1.0.3.3.00.00.0	Derechos sobre bienes intangibles	
2.1.1.0.4.0.00.00.0	IMPUESTOS DIRECTOS	
2.1.1.0.5.0.00.00.0	TRANSFERENCIAS Y DONACIONES CORRIENTES	
2.1.1.0.5.1.00.00.0	Al sector privado	
2.1.1.0.5.1.01.00.0	Transferencias corrientes al sector privado	
2.1.1.0.5.1.01.01.0	Directas a personas	
2.1.1.0.5.1.01.01.1	Pensiones y otros beneficios asociados	
2.1.1.0.5.1.01.01.2	Jubilaciones y otros beneficios asociados	
2.1.1.0.5.1.01.01.3	Otras transferencias directas a personas	
2.1.1.0.5.1.01.02.0	A instituciones sin fines de lucro	
2.1.1.0.5.1.01.03.0	A empresas privadas	
2.1.1.0.5.1.01.05.0	Otras transferencias corrientes internas al sector privado	
2.1.1.0.5.1.01.06.0	Transferencias corrientes a consejos comunales	
2.1.1.0.5.1.02.00.0	Donaciones corrientes al sector privado	
2.1.1.0.5.1.02.01.0	Donaciones a personas	
2.1.1.0.5.1.02.02.0	Donaciones a instituciones sin fines de lucro	
2.1.1.0.5.1.02.03.0	Donaciones corrientes a consejos comunales	
2.1.1.0.5.2.00.00.0	Al sector público	
2.1.1.0.5.2.01.00.0	Transferencias corrientes al sector público	
2.1.1.0.5.2.01.01.0	A la República	
2.1.1.0.5.2.01.02.0	A los entes descentralizados sin fines empresariales para sus gastos	
2.1.1.0.5.2.01.03.0	A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	
2.1.1.0.5.2.01.04.0	A instituciones de protección social	
2.1.1.0.5.2.01.05.0	A instituciones de protección social para atender beneficios de la seguridad social	
2.1.1.0.5.2.01.06.0	A entes descentralizados con fines empresariales petroleros	

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

Pág. 4/13

CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO
DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES - AÑO 2012)

(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
2.1.1.0.5.2.01.07.0	A entes descentralizados con fines empresariales no petroleros	
2.1.1.0.5.2.01.08.0	A entes descentralizados financieros bancarios	
2.1.1.0.5.2.01.09.0	A entes descentralizados financieros no bancarios	
2.1.1.0.5.2.01.10.0	Al Poder Estadal	
2.1.1.0.5.2.01.11.0	Al Poder Municipal	
2.1.1.0.5.2.01.12.0	Subsidios e incentivos otorgados por normas externas	
2.1.1.0.5.2.03.00.0	Donaciones corrientes al sector público	
2.1.1.0.5.2.03.01.0	A la República	
2.1.1.0.5.2.03.02.0	A los entes descentralizados sin fines empresariales	
2.1.1.0.5.2.03.03.0	A instituciones de protección social	
2.1.1.0.5.2.03.04.0	A entes descentralizados con fines empresariales petroleros	
2.1.1.0.5.2.03.05.0	A entes descentralizados con fines empresariales no petroleros	
2.1.1.0.5.2.03.06.0	A entes descentralizados financieros bancarios	
2.1.1.0.5.2.03.07.0	A entes descentralizados financieros no bancarios	
2.1.1.0.5.2.03.08.0	Al Poder Estadal	
2.1.1.0.5.2.03.09.0	Al Poder Municipal	
2.1.1.0.5.3.00.00.0	Al sector externo	
2.1.1.0.5.3.01.00.0	Transferencias corrientes al exterior	
2.1.1.0.5.3.01.01.0	Becas de capacitación e investigación en el exterior	
2.1.1.0.5.3.01.02.0	A instituciones sin fines de lucro	
2.1.1.0.5.3.01.03.0	A gobiernos extranjeros	
2.1.1.0.5.3.01.04.0	A organismos internacionales	
2.1.1.0.5.3.02.00.0	Donaciones corrientes al exterior	
2.1.1.0.5.3.02.01.0	A personas	
2.1.1.0.5.3.02.02.0	A organismos a instituciones sin fines de lucro	
2.1.1.0.5.3.02.03.0	A gobiernos extranjeros	
2.1.1.0.5.3.02.04.0	A organismos internacionales	
2.1.1.0.6.0.00.00.0	OTROS GASTOS CORRIENTES	
2.1.1.0.6.3.00.00.0	Pérdidas en operaciones cambiarias	
2.1.1.0.6.4.00.00.0	Pérdidas por ventas de activos	
2.1.1.0.6.5.00.00.0	Participación en pérdidas de otras empresas	
2.1.1.0.6.6.00.00.0	Obligaciones del ejercicio vigente	
2.1.1.0.6.6.01.00.0	Devoluciones de cobros indebidos	
2.1.1.0.6.6.02.00.0	Devoluciones y reintegros diversos	
2.1.1.0.6.6.03.00.0	Indemnizaciones diversas	
2.1.1.0.6.7.00.00.0	Intereses por mora	
2.1.1.0.6.8.00.00.0	Indemnizaciones y sanciones pecuniarias	
2.1.1.0.6.8.02.00.0	Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	
2.1.1.0.6.8.04.00.0	Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	
2.1.1.0.6.9.00.00.0	Otros gastos corrientes	
2.1.1.0.6.9.01.00.0	Bienes y servicios para la venta	
2.1.1.0.6.9.02.00.0	Otras perdidas	
	1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO/(DESAHORRO)	
	2. CUENTA CAPITAL	
1.1.3.0.0.0.00.00.0	**2.1 INGRESOS DE CAPITAL**	
1.1.3.0.1.0.00.00.0	RECURSOS PROPIOS DE CAPITAL	
	Ahorro/ desahorro en cuenta corriente	
1.1.3.0.1.1.00.00.0	Venta y/o desincorporación de activos fijos	

(1) CODIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

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(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
1.1.3.0.1.1.01.00.0	De activos fijos	
1.1.3.0.1.1.02.00.0	De tierras y terrenos	
1.1.3.0.1.1.03.00.0	De activos intangibles	
1.1.3.0.1.2.00.00.0	Disminución de existencia	
1.1.3.0.1.2.01.00.0	De productos terminados y existencias	
1.1.3.0.1.2.01.01.0	De productos terminados	
1.1.3.0.1.2.01.02.0	De existencias	
1.1.3.0.1.2.02.00.0	De materias primas, materiales y suministros	
1.1.3.0.1.2.02.01.0	De materias primas	
1.1.3.0.1.2.02.02.0	De materiales y suministros	
1.1.3.0.1.2.03.00.0	De productos en proceso	
1.1.3.0.1.3.00.00.0	Incremento e la depreciación y amortización acumuladas	
1.1.3.0.2.0.00.00.0	TRANSFERENCIAS Y DONACIONES DE CAPITAL	
1.1.3.0.2.1.00.00.0	Transferencias y donaciones de capital del sector privado	
1.1.3.0.2.1.01.00.0	Transferencias de capital recibidas del sector privado	
1.1.3.0.2.1.01.01.0	De personas	
1.1.3.0.2.1.01.02.0	De instituciones sin fines de lucro	
1.1.3.0.2.1.01.03.0	De empresas privadas	
1.1.3.0.2.1.02.00.0	Donaciones de capital internas recibidas del sector privado	
1.1.3.0.2.1.02.01.0	De personas	
1.1.3.0.2.1.02.02.0	De instituciones sin fines de lucro	
1.1.3.0.2.1.02.03.0	De empresas privadas	
1.1.3.0.2.2.00.00.0	Transferencias y donaciones de capital del sector público	
1.1.3.0.2.2.01.00.0	Transferencias de capital recibidas del sector público	
1.1.3.0.2.2.01.01.0	De la República	
1.1.3.0.2.2.01.02.0	De los entes descentralizados sin fines empresariales	
1.1.3.0.2.2.01.03.0	De las instituciones de protección social	
1.1.3.0.2.2.01.04.0	De los entes descentralizados con fines empresariales petroleros	
1.1.3.0.2.2.01.05.0	De los entes descentralizados con fines empresariales no petroleros	
1.1.3.0.2.2.01.06.0	De los entes descentralizados financieros bancarios	
1.1.3.0.2.2.01.07.0	De los entes descentralizados financieros no bancarios	
1.1.3.0.2.2.01.08.0	Del Poder Estadal	
1.1.3.0.2.2.01.09.0	Del Poder Municipal	
1.1.3.0.2.2.01.99.0	Otras	
1.1.3.0.2.2.03.00.0	Donaciones de capital internas recibidas del sector público	
1.1.3.0.2.2.03.01.0	De la República	
1.1.3.0.2.2.03.02.0	De los entes descentralizados sin fines empresariales	
1.1.3.0.2.2.03.03.0	De las instituciones de protección social	
1.1.3.0.2.2.03.04.0	De los entes descentralizados con fines empresariales petroleros	
1.1.3.0.2.2.03.05.0	De los entes descentralizados con fines empresariales no petroleros	
1.1.3.0.2.2.03.06.0	De los entes descentralizados financieros bancarios	
1.1.3.0.2.2.03.07.0	De los entes descentralizados financieros no bancarios	
1.1.3.0.2.2.03.08.0	Del Poder Estadal	
1.1.3.0.2.2.03.09.0	Del Poder Municipal	
1.1.3.0.2.3.00.00.0	Transferencias y donaciones de capital del sector externo	
1.1.3.0.2.3.01.00.0	Transferencias de capital recibidas del exterior	
1.1.3.0.2.3.01.01.0	De instituciones sin fines de lucro	
1.1.3.0.2.3.01.02.0	De gobiernos extranjeros	
1.1.3.0.2.3.01.03.0	De organismos internacionales	

(1) CODIGO PRESUPUESTARIO Y DENOMINACION DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

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(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
1.1.3.0.2.3.02.00.0	Donaciones de capital recibidas del exterior	
1.1.3.0.2.3.02.01.0	De personas	
1.1.3.0.2.3.02.02.0	De instituciones sin fines de lucro	
1.1.3.0.2.3.02.03.0	De gobiernos extranjeros	
1.1.3.0.2.3.02.04.0	De organismos internacionales	
1.1.3.0.3.0.00.00.0	DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	
1.1.3.0.3.1.00.00.0	Venta de acciones y participaciones de capital por la República y entes descentralizados sin fines empresariales	
1.1.3.0.3.1.01.00.0	Del sector privado	
1.1.3.0.3.1.02.00.0	Del sector público	
1.1.3.0.3.1.02.01.0	De entes descentralizados sin fines empresariales	
1.1.3.0.3.1.02.02.0	De instituciones de protección social	
1.1.3.0.3.1.02.03.0	De entes descentralizados con fines empresariales petroleros	
1.1.3.0.3.1.02.04.0	De entes descentralizados con fines empresariales no petroleros	
1.1.3.0.3.1.02.05.0	De entes descentralizados financieros bancarios	
1.1.3.0.3.1.02.06.0	De entes descentralizados financieros no bancarios	
1.1.3.0.3.1.03.00.0	Del sector externo	
1.1.3.0.3.1.03.01.0	De organismos internacionales	
1.1.3.0.3.1.03.09.0	De otros entes del sector externo	
1.1.3.0.3.2.00.00.0	Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	
1.1.3.0.3.2.01.00.0	Al sector privado	
1.1.3.0.3.2.02.00.0	Al sector público	
1.1.3.0.3.2.02.01.0	A la República	
1.1.3.0.3.2.02.02.0	A los entes descentralizados sin fines empresariales	
1.1.3.0.3.2.02.03.0	A las instituciones de protección social	
1.1.3.0.3.2.02.04.0	A los entes descentralizados con fines empresariales petroleros	
1.1.3.0.3.2.02.05.0	A los entes descentralizados con fines empresariales no petroleros	
1.1.3.0.3.2.02.06.0	A los entes descentralizados financieros bancarios	
1.1.3.0.3.2.02.07.0	A los entes descentralizados financieros no bancarios	
1.1.3.0.3.2.02.08.0	Al Poder Estadal	
1.1.3.0.3.2.02.09.0	Al Poder Municipal	
1.1.3.0.3.3.00.00.0	Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	
1.1.3.0.3.3.01.00.0	Al sector privado	
1.1.3.0.3.3.02.00.0	Al sector público	
1.1.3.0.3.3.02.01.0	A la República	
1.1.3.0.3.3.02.02.0	A los entes descentralizados sin fines empresariales	
1.1.3.0.3.3.02.03.0	A las instituciones de protección social	
1.1.3.0.3.3.02.04.0	A los entes descentralizados con fines empresariales petroleros	
1.1.3.0.3.3.02.05.0	A los entes descentralizados con fines empresariales no petroleros	
1.1.3.0.3.3.02.06.0	A los entes descentralizados financieros bancarios	
1.1.3.0.3.3.02.07.0	A los entes descentralizados financieros no bancarios	
1.1.3.0.3.3.02.08.0	Al Poder Estadal	
1.1.3.0.3.3.02.09.0	Al Poder Municipal	
2.1.2.0.0.0.00.00.0	2.2 GASTOS DE CAPITAL	
2.1.2.0.1.0.00.00.0	INVERSIÓN REAL DIRECTA	
2.1.2.0.1.1.00.00.0	Formación bruta de capital fijo	
2.1.2.0.1.1.01.00.0	Edificios e instalaciones	
2.1.2.0.1.1.02.00.0	Maquinaria, equipos y otros bienes muebles	
2.1.2.0.1.1.03.00.0	Bienes preexistentes	

(1) CODIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

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(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
2.1.2.0.1.1.04.00.0	Construcciones de bienes de dominio privado	
2.1.2.0.1.1.05.00.0	Construcciones de bienes de dominio público	
2.1.2.0.1.1.07.00.0	Producción propia (gastos capitalizables)	
2.1.2.0.1.1.07.01.0	Remuneraciones	
2.1.2.0.1.1.07.01.1	Sueldos, salarios y otras retribuciones	
2.1.2.0.1.1.07.01.2	Beneficios y complementos de sueldos y salarios	
2.1.2.0.1.1.07.01.3	Aportes patronales	
2.1.2.0.1.1.07.01.4	Prestaciones sociales y otras indemnizaciones	
2.1.2.0.1.1.07.01.5	Asistencia socioeconómica	
2.1.2.0.1.1.07.02.0	Compra de bienes y servicios	
2.1.2.0.1.1.07.02.1	Bienes de consumo	
2.1.2.0.1.1.07.02.2	Servicios no personales	
2.1.2.0.1.1.07.03.0	Impuestos indirectos	
2.1.2.0.1.1.07.04.0	Intereses capitalizables	
2.1.2.0.1.1.07.04.1	Intereses capitalizables internos	
2.1.2.0.1.1.07.04.2	Intereses capitalizables externos	
2.1.2.0.1.1.07.05.0	Alquiler de tierras y terrenos	
2.1.2.0.1.1.08.00.0	Impuestos indirectos capitalizables asociados la contratación con terceros	
2.1.2.0.1.2.00.00.0	Incremento de existencias	
2.1.2.0.1.2.01.00.0	De productos terminados y existencias	
2.1.2.0.1.2.01.01.0	De productos terminados	
2.1.2.0.1.2.01.02.0	De existencias	
2.1.2.0.1.2.02.00.0	De materias primas y materiales y suministros	
2.1.2.0.1.2.02.01.0	De materias primas	
2.1.2.0.1.2.02.02.0	De materiales y suministros	
2.1.2.0.1.2.03.00.0	De productos en proceso	
2.1.2.0.1.3.00.00.0	Tierras y terrenos	
2.1.2.0.1.4.00.00.0	Bienes intangibles	
2.1.2.0.2.0.00.00.0	TRANSFERENCIAS Y DONACIONES DE CAPITAL	
2.1.2.0.2.1.00.00.0	Al sector privado	
2.1.2.0.2.1.01.00.0	Transferencias de capital al sector privado	
2.1.2.0.2.1.01.01.0	A personas	
2.1.2.0.2.1.01.02.0	A instituciones sin fines de lucro	
2.1.2.0.2.1.01.03.0	A empresas privadas	
2.1.2.0.2.1.01.04.0	A consejos comunales	
2.1.2.0.2.1.02.00.0	Donaciones de capital al sector privado	
2.1.2.0.2.1.02.01.0	A personas	
2.1.2.0.2.1.02.02.0	A instituciones sin fines de lucro	
2.1.2.0.2.1.02.03.0	A consejos comunales	
2.1.2.0.2.2.00.00.0	Al sector público	
2.1.2.0.2.2.01.00.0	Transferencias de capital al sector público	
2.1.2.0.2.2.01.01.0	A la República	
2.1.2.0.2.2.01.02.0	A los entes descentralizados sin fines empresariales	
2.1.2.0.2.2.01.03.0	A instituciones de protección social	
2.1.2.0.2.2.01.04.0	A entes descentralizados con fines empresariales petroleros	
2.1.2.0.2.2.01.05.0	A entes descentralizados con fines empresariales no petroleros	
2.1.2.0.2.2.01.06.0	A entes descentralizados financieros bancarios	
2.1.2.0.2.2.01.07.0	A entes descentralizados financieros no bancarios	
2.1.2.0.2.2.01.08.0	Al Poder Estadal	

(1) CODIGO PRESUPUESTARIO Y DENOMINACION DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
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(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
2.1.2.0.2.2.01.09.0	Al Poder Municipal	
2.1.2.0.2.2.03.00.0	Donaciones de capital al sector público	
2.1.2.0.2.2.03.01.0	A la República	
2.1.2.0.2.2.03.02.0	A los entes descentralizados sin fines empresariales	
2.1.2.0.2.2.03.03.0	A instituciones de protección social	
2.1.2.0.2.2.03.04.0	A entes descentralizados con fines empresariales petroleros	
2.1.2.0.2.2.03.05.0	A entes descentralizados con fines empresariales no petroleros	
2.1.2.0.2.2.03.06.0	A entes descentralizados financieros bancarios	
2.1.2.0.2.2.03.07.0	A entes descentralizados financieros no bancarios	
2.1.2.0.2.2.03.08.0	Al Poder Estadal	
2.1.2.0.2.2.03.09.0	Al Poder Municipal	
2.1.2.0.2.3.00.00.0	Al sector externo	
2.1.2.0.2.3.01.00.0	Transferencias de capital al exterior	
2.1.2.0.2.3.01.01.0	A personas	
2.1.2.0.2.3.01.02.0	A instituciones sin fines de lucro	
2.1.2.0.2.3.01.03.0	A gobiernos extranjeros	
2.1.2.0.2.3.01.04.0	A organismos internacionales	
2.1.2.0.2.3.02.00.0	Donaciones de capital al exterior	
2.1.2.0.2.3.02.01.0	A personas	
2.1.2.0.2.3.02.02.0	A instituciones sin fines de lucro	
2.1.2.0.2.3.02.03.0	A gobiernos extranjeros	
2.1.2.0.2.3.02.04.0	A organismos internacionales	
2.1.2.0.3.0.00.00.0	INVERSIÓN FINANCIERA	
2.1.2.0.3.1.00.00.0	Aportes en acciones y participaciones de capital	
2.1.2.0.3.1.01.00.0	Al sector privado	
2.1.2.0.3.1.02.00.0	Al sector público	
2.1.2.0.3.1.02.01.0	A entes descentralizados sin fines empresariales	
2.1.2.0.3.1.02.02.0	A instituciones de protección social	
2.1.2.0.3.1.02.03.0	A entes descentralizados con fines empresariales petroleros	
2.1.2.0.3.1.02.04.0	A entes descentralizados con fines empresariales no petroleros	
2.1.2.0.3.1.02.05.0	A entes descentralizados financieros bancarios	
2.1.2.0.3.1.02.06.0	A entes descentralizados financieros no bancarios	
2.1.2.0.3.1.03.00.0	Al sector externo	
2.1.2.0.3.1.03.01.0	A organismos internacionales	
2.1.2.0.3.1.03.02.0	Otros aportes al sector externo	
2.1.2.0.3.2.00.00.0	Concesión de préstamos a corto plazo	
2.1.2.0.3.2.01.00.0	Al sector privado	
2.1.2.0.3.2.02.00.0	Al sector público	
2.1.2.0.3.2.02.01.0	A la República	
2.1.2.0.3.2.02.02.0	A entes descentralizados sin fines empresariales	
2.1.2.0.3.2.02.03.0	A instituciones de protección social	
2.1.2.0.3.2.02.04.0	A entes descentralizados con fines empresariales petroleros	
2.1.2.0.3.2.02.05.0	A entes descentralizados con fines empresariales no petroleros	
2.1.2.0.3.2.02.06.0	A entes descentralizados financieros bancarios	
2.1.2.0.3.2.02.07.0	A entes descentralizados financieros no bancarios	
2.1.2.0.3.2.02.08.0	Al Poder Estadal	
2.1.2.0.3.2.02.09.0	Al Poder Municipal	
2.1.2.0.3.3.00.00.0	Concesión de préstamos a largo plazo	
2.1.2.0.3.3.01.00.0	Al sector privado	

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CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO
DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES - AÑO 2012)

(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
2.1.2.0.3.3.02.00.0	Al sector público	
2.1.2.0.3.3.02.01.0	A la República	
2.1.2.0.3.3.02.02.0	A entes descentralizados sin fines empresariales	
2.1.2.0.3.3.02.03.0	A instituciones de protección social	
2.1.2.0.3.3.02.04.0	A entes descentralizados con fines empresariales petroleros	
2.1.2.0.3.3.02.05.0	A entes descentralizados con fines empresariales no petroleros	
2.1.2.0.3.3.02.06.0	A entes descentralizados financieros bancarios	
2.1.2.0.3.3.02.07.0	A entes descentralizados financieros no bancarios	
2.1.2.0.3.3.02.08.0	Al Poder Estadal	
2.1.2.0.3.3.02.09.0	Al Poder Municipal	
	2.3 RESULTADO FINANCIERO: SUPERÁVIT/(DÉFICIT)	
	3. CUENTA FINANCIERA	
1.2.0.0.0.0.00.00.0	**3.1 FUENTES DE FINANCIAMIENTO**	
1.2.1.0.0.0.00.00.0	DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	
1.2.1.0.4.0.00.00.0	Venta de títulos - valores que no otorgan propiedad	
1.2.1.0.4.1.00.00.0	Venta de títulos y valores de corto plazo	
1.2.1.0.4.1.01.00.0	Venta de títulos y valores privados	
1.2.1.0.4.1.02.00.0	Venta de títulos y valores públicos	
1.2.1.0.4.1.03.00.0	Venta de títulos y valores externos	
1.2.1.0.4.2.00.00.0	Venta de títulos y valores de largo plazo	
1.2.1.0.4.2.01.00.0	Venta de títulos y valores privados	
1.2.1.0.4.2.02.00.0	Venta de títulos y valores públicos	
1.2.1.0.4.2.03.00.0	Venta de títulos y valores externos	
1.2.1.0.9.0.00.00.0	Disminución de otros activos financieros	
1.2.1.0.9.1.00.00.0	Disminución de disponibilidades	
1.2.1.0.9.1.01.00.0	Disminución de caja	
1.2.1.0.9.1.02.00.0	Disminución de bancos	
1.2.1.0.9.1.03.00.0	Disminución de inversiones temporales	
1.2.1.0.9.2.00.00.0	Disminución de cuentas por cobrar a corto plazo	
1.2.1.0.9.2.01.00.0	Disminución de cuentas comerciales por cobrar a corto plazo	
1.2.1.0.9.2.02.00.0	Disminución de rentas por recaudar a corto plazo	
1.2.1.0.9.2.03.00.0	Disminución de deudas de cuentas por rendir a corto plazo	
1.2.1.0.9.2.03.02.0	Disminución de deudas de cuentadantes por rendir de fondos en anticipos a corto plazo	
1.2.1.0.9.2.09.00.0	Disminución de otras cuentas por cobrar a corto plazo	
1.2.1.0.9.3.00.00.0	Disminución de efectos por cobrar a corto plazo	
1.2.1.0.9.3.01.00.0	Disminución de efectos comerciales por cobrar a corto plazo	
1.2.1.0.9.3.09.00.0	Disminución de otros efectos por cobrar a corto plazo	
1.2.1.0.9.4.00.00.0	Disminución de cuentas por cobrar a mediano y largo plazo	
1.2.1.0.9.4.01.00.0	Disminución de cuentas comerciales por cobrar a mediano y largo plazo	
1.2.1.0.9.4.02.00.0	Disminución de rentas por recaudar a mediano y largo plazo	
1.2.1.0.9.4.09.00.0	Disminución de otras cuentas por cobrar a mediano y largo plazo	
1.2.1.0.9.5.00.00.0	Disminución de efectos por cobrar a mediano y largo plazo	
1.2.1.0.9.5.01.00.0	Disminución de efectos comerciales por cobrar a mediano y largo plazo	
1.2.1.0.9.5.09.00.0	Disminución de otros efectos por cobrar a mediano y largo plazo	
1.2.1.0.9.6.00.00.0	Disminución de fondos en avance, en anticipo y en fideicomiso	
1.2.1.0.9.6.02.00.0	Disminución de fondos en anticipos	
1.2.1.0.9.6.03.00.0	Disminución de fondos en fideicomiso	

(1) CODIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO
DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES - AÑO 2012)

(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
1.2.1.0.9.6.04.00.0	Disminución de anticipos a proveedores	
1.2.1.0.9.6.05.00.0	Disminución de anticipos a contratistas por contratos a corto plazo	
1.2.1.0.9.6.06.00.0	Disminución de anticipos a contratistas por contratos a mediano y largo plazo	
1.2.1.0.9.6.07.00.0	Disminución de activos diferidos a corto plazo	
1.2.1.0.9.6.08.00.0	Disminución de activos diferidos a mediano y largo plazo	
1.2.1.0.9.7.00.00.0	Disminución de activos en proceso judicial	
1.2.1.0.9.8.00.00.0	Disminución de otros activos financieros circulantes	
1.2.1.0.9.9.00.00.0	Disminución de otros activos financieros no circulantes	
1.2.2.0.0.0.00.00.0	INCREMENTO DE PASIVOS	
1.2.2.0.1.0.00.00.0	Incremento de cuentas y efectos por pagar	
1.2.2.0.1.1.00.00.0	Incremento de cuentas y efectos por pagar a corto plazo	
1.2.2.0.1.1.01.00.0	Incremento de sueldos, salarios y otras remuneraciones por pagar	
1.2.2.0.1.1.02.00.0	Incremento de aportes patronales y retenciones laborales por pagar	
1.2.2.0.1.1.02.01.0	Incremento de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	
1.2.2.0.1.1.02.02.0	Incremento de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme),)	
1.2.2.0.1.1.02.03.0	Incremento de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	
1.2.2.0.1.1.02.04.0	Incremento de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	
1.2.2.0.1.1.02.05.0	Incremento de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	
1.2.2.0.1.1.02.06.0	Incremento de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	
1.2.2.0.1.1.02.07.0	Incremento de aportes patronales y retenciones laborales por pagar a caja de ahorros	
1.2.2.0.1.1.02.08.0	Incremento de aportes patronales y retenciones laborales por pagar a organismos de seguridad social	
1.2.2.0.1.1.02.09.0	Incremento de aportes patronales y retenciones laborales por pagar al Instituto Nacional de Capacitación Educativa Socialista (INCES)	
1.2.2.0.1.1.02.10.0	Incremento de aportes patronales y retenciones laborales por pagar por pensión alimenticia	
1.2.2.0.1.1.02.11.0	Incremento de otros aportes patronales por pagar	
1.2.2.0.1.1.02.12.0	Incremento de otras retenciones laborales por pagar	
1.2.2.0.1.1.03.00.0	Incremento cuentas por pagar a proveedores a corto plazo	
1.2.2.0.1.1.04.00.0	Incremento de efectos por pagar a proveedores a corto plazo	
1.2.2.0.1.1.05.00.0	Incremento de cuentas por pagar a contratistas a corto plazo	
1.2.2.0.1.1.06.00.0	Incremento de efectos por pagar a contratistas a corto plazo	
1.2.2.0.1.1.07.00.0	Incremento de intereses por pagar	
1.2.2.0.1.1.07.01.0	Incremento de intereses internos por pagar	
1.2.2.0.1.2.00.00.0	Incremento de cuentas y efectos por pagar a mediano y largo plazo	
1.2.2.0.1.2.01.00.0	Incremento de cuentas por pagar a proveedores a mediano y largo plazo	
1.2.2.0.1.2.02.00.0	Incremento de efectos por pagar a proveedores a mediano y largo plazo	
1.2.2.0.1.2.03.00.0	Incremento de cuentas por pagar a contratistas a mediano y largo plazo	
1.2.2.0.1.2.04.00.0	Incremento de efectos por pagar a contratistas a mediano y largo plazo	
1.2.2.0.1.3.00.00.0	Incremento de otras cuentas y efectos por pagar	
1.2.2.0.1.3.01.00.0	Incremento de otras cuentas por pagar a corto plazo	
1.2.2.0.1.3.03.00.0	Incremento de otros efectos por pagar a corto plazo	
1.2.2.0.3.0.00.00.0	Incremento de otros pasivos	
1.2.2.0.3.1.00.00.0	Incremento de pasivos diferidos a corto plazo	
1.2.2.0.3.3.00.00.0	Incremento de provisiones y reservas técnicas	
1.2.2.0.3.3.01.00.0	Incremento de provisiones	
1.2.2.0.3.3.01.01.0	Incremento de provisiones para cuentas incobrables	
1.2.2.0.3.3.01.02.0	Incremento de provisiones para despidos	
1.2.2.0.3.3.01.03.0	Incremento de provisiones para pérdidas de inventario	
1.2.2.0.3.3.01.04.0	Incremento de provisiones para beneficios sociales	
1.2.2.0.3.3.01.09.0	Incremento de otras provisiones	
1.2.2.0.3.3.02.00.0	Incremento de reservas técnicas	

(1) CODIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO
DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES - AÑO 2012)

(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
1.2.2.0.3.4.00.00.0	Incremento de fondos de terceros	
1.2.2.0.3.4.01.00.0	Incremento de depósitos recibidos en garantía	
1.2.2.0.3.4.02.00.0	Incremento de otros fondos de terceros	
1.2.2.0.3.8.00.00.0	Incremento de otros pasivos a corto plazo	
1.2.2.0.3.9.00.00.0	Incremento de otros pasivos a mediano y largo plazo	
1.2.4.0.0.0.00.00.0	INCREMENTO DEL PATRIMONIO	
1.2.4.0.1.0.00.00.0	Incremento del capital	
1.2.4.0.1.1.00.00.0	Incremento del capital fiscal e institucional	
1.2.4.0.2.0.00.00.0	Incremento de reservas	
1.2.4.0.2.1.00.00.0	Incremento de reservas	
1.2.4.0.3.0.00.00.0	Ajustes por inflación	
1.2.4.0.3.1.00.00.0	Ajustes por inflación	
1.2.4.0.4.0.00.00.0	Incremento de resultados	
1.2.4.0.4.1.00.00.0	Incremento de resultados acumulados	
1.2.4.0.4.2.00.00.0	Incremento de resultados del ejercicio	
	SUPERÁVIT FINANCIERO	
2.2.0.0.0.0.00.00.0	**3.2 APLICACIONES FINANCIERAS**	
2.2.1.0.0.0.00.00.0	INVERSIÓN FINANCIERA	
2.2.1.0.4.0.00.00.0	Adquisición de títulos y valores que no otorgan propiedad	
2.2.1.0.4.1.00.00.0	Adquisición de títulos y valores a corto plazo	
2.2.1.0.4.1.01.00.0	Adquisición de títulos y valores privados	
2.2.1.0.4.1.02.00.0	Adquisición de títulos y valores públicos	
2.2.1.0.4.1.03.00.0	Adquisición de títulos y valores externos	
2.2.1.0.4.2.00.00.0	Adquisición de títulos y valores a largo plazo	
2.2.1.0.4.2.01.00.0	Adquisición de títulos y valores privados	
2.2.1.0.4.2.02.00.0	Adquisición de títulos y valores públicos	
2.2.1.0.4.2.03.00.0	Adquisición de títulos y valores externos	
2.2.1.0.9.0.00.00.0	Incremento de otros activos financieros	
2.2.1.0.9.1.00.00.0	Incremento de disponibilidades	
2.2.1.0.9.1.01.00.0	Incremento de caja	
2.2.1.0.9.1.02.00.0	Incremento de bancos	
2.2.1.0.9.1.03.00.0	Incremento de inversiones temporales	
2.2.1.0.9.2.00.00.0	Incremento de cuentas por cobrar a corto plazo	
2.2.1.0.9.2.01.00.0	Incremento de cuentas comerciales por cobrar a corto plazo	
2.2.1.0.9.2.02.00.0	Incremento de rentas por recaudar a corto plazo	
2.2.1.0.9.2.03.02.0	Incremento de deuda por rendir de fondos en anticipo	
2.2.1.0.9.2.04.00.0	Incremento de otras cuentas por cobrar a corto plazo	
2.2.1.0.9.3.00.00.0	Incremento de efectos por cobrar a corto plazo	
2.2.1.0.9.3.01.00.0	Incremento de efectos comerciales por cobrar a corto plazo	
2.2.1.0.9.3.02.00.0	Incremento de otros efectos por cobrar a corto plazo	
2.2.1.0.9.4.00.00.0	Incremento de cuentas por cobrar a mediano y largo plazo	
2.2.1.0.9.4.01.00.0	Incremento de cuentas comerciales por cobrar a mediano y largo plazo	
2.2.1.0.9.4.02.00.0	Incremento de rentas por recaudar a mediano y largo plazo	
2.2.1.0.9.4.03.00.0	Incremento de otras cuentas por cobrar a mediano y largo plazo	
2.2.1.0.9.5.00.00.0	Incremento de efectos por cobrar a mediano y largo plazo	

(1) CODIGO PRESUPUESTARIO Y DENOMINACION DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

Pág. 12/13

CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO
DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES - AÑO 2012)

(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
2.2.1.0.9.5.01.00.0	Incremento de efectos comerciales por cobrar a mediano y largo plazo	
2.2.1.0.9.5.02.00.0	Incremento de otros efectos por cobrar a mediano y largo plazo	
2.2.1.0.9.6.00.00.0	Incremento de de fondos en avance, anticipos, fideicomiso y activos diferidos	
2.2.1.0.9.6.02.00.0	Incremento de fondos en Anticipo	
2.2.1.0.9.6.03.00.0	Incremento de fondos en fideicomiso	
2.2.1.0.9.6.04.00.0	Incremento de anticipos a proveedores	
2.2.1.0.9.6.05.00.0	Incremento de anticipos a contratistas por contratos de corto plazo	
2.2.1.0.9.6.06.00.0	Incremento de anticipos a contratistas por contratos de mediano y largo plazo	
2.2.1.0.9.6.07.00.0	Incremento de activos diferidos a corto plazo	
2.2.1.0.9.6.08.00.0	Incremento de activos diferidos a mediano y largo plazo	
2.2.1.0.9.7.00.00.0	Incremento de otros activos financieros circulantes	
2.2.1.0.9.8.00.00.0	Incremento de otros activos financieros no circulantes	
2.2.1.0.9.9.00.00.0	Incremento de otros activos financieros	
2.2.2.0.0.0.00.00.0	DISMINUCIÓN DE PASIVOS	
2.2.2.0.1.0.00.00.0	Disminución de cuentas y efectos por pagar	
2.2.2.0.1.1.00.00.0	Disminución de cuentas y efectos por pagar a corto plazo	
2.2.2.0.1.1.01.00.0	Disminución de sueldos, salarios y otras remuneraciones por pagar	
2.2.2.0.1.1.02.00.0	Disminución de aportes patronales y retenciones laborales por pagar	
2.2.2.0.1.1.02.01.0	Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	
2.2.2.0.1.1.02.02.0	Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme)	
2.2.2.0.1.1.02.03.0	Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	
2.2.2.0.1.1.02.04.0	Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	
2.2.2.0.1.1.02.05.0	Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro obligatorio para la vivienda (FAOV)	
2.2.2.0.1.1.02.06.0	Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	
2.2.2.0.1.1.02.07.0	Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	
2.2.2.0.1.1.02.08.0	Disminución de aportes patronales y retenciones laborales por pagar a organismos de seguridad social	
2.2.2.0.1.1.02.09.0	Disminución de aportes patronales y retenciones laborales por pagar al Instituto Nacional de Capacitación y Educación Socialista (INCES)	
2.2.2.0.1.1.02.10.0	Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	
2.2.2.0.1.1.02.11.0	Disminución de otros aportes patronales por pagar	
2.2.2.0.1.1.02.12.0	Disminución de otras retenciones laborales por pagar	
2.2.2.0.1.1.03.00.0	Disminución cuentas por pagar a proveedores a corto plazo	
2.2.2.0.1.1.04.00.0	Disminución de efectos por pagar a proveedores a corto plazo	
2.2.2.0.1.1.05.00.0	Disminución cuentas por pagar a contratistas a corto plazo	
2.2.2.0.1.1.06.00.0	Disminución de efectos por pagar a contratistas a corto	
2.2.2.0.1.1.07.00.0	Disminución de intereses por pagar	
2.2.2.0.1.1.07.01.0	Disminución de intereses internos por pagar	
2.2.2.0.1.2.00.00.0	Disminución de cuentas y efectos por pagar a mediano y largo plazo	
2.2.2.0.1.2.01.00.0	Disminución de cuentas por pagar a proveedores a mediano y largo plazo	
2.2.2.0.1.2.02.00.0	Disminución de efectos a pagar a proveedores a mediano y largo plazo	
2.2.2.0.1.2.03.00.0	Disminución de cuentas por pagar a contratistas a mediano y largo plazo	
2.2.2.0.1.2.04.00.0	Disminución de efectos a pagar a contratistas mediano y largo plazo	
2.2.2.0.1.3.00.00.0	Disminución de otras cuentas y efectos por pagar	
2.2.2.0.1.3.02.00.0	Disminución de otras cuentas por pagar a corto plazo	
2.2.2.0.1.3.03.00.0	Disminución de otros efectos por pagar a corto plazo	
2.2.2.0.3.0.00.00.0	Disminución de otros pasivos	
2.2.2.0.3.1.00.00.0	Disminución de pasivos diferidos a corto plazo	
2.2.2.0.3.1.01.00.0	Disminución de rentas diferidas por recaudar a corto plazo	
2.2.2.0.3.4.00.00.0	Disminución de provisiones y reservas técnicas	
2.2.2.0.3.4.01.00.0	Disminución de provisiones	

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:

ÓRGANO DE ADSCRIPCIÓN:

PERÍODO PRESUPUESTARIO

Pág. 13/13

CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO
DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES - AÑO 2012)

(En Bolívares)

(2) Código Clasificador Económico	(3) Denominación	(4) AÑO PRESUPUESTADO
2.2.2.0.3.4.01.01.0	Disminución de provisiones para cuentas incobrables	
2.2.2.0.3.4.01.02.0	Disminución de provisiones para despidos	
2.2.2.0.3.4.01.03.0	Disminución de provisiones para pérdidas en el inventario	
2.2.2.0.3.4.01.04.0	Disminución de provisiones para beneficios sociales	
2.2.2.0.3.4.01.09.0	Disminución de otras provisiones	
2.2.2.0.3.4.02.00.0	Disminución de reservas técnicas	
2.2.2.0.3.5.00.00.0	Disminución de fondos de terceros	
2.2.2.0.3.5.01.00.0	Disminución de depósitos recibidos en garantía	
2.2.2.0.3.5.02.00.0	Disminución de otros fondos de terceros	
2.2.2.0.3.6.00.00.0	Disminución de otros pasivos a corto plazo	
2.2.2.0.3.7.00.00.0	Disminución de otros pasivos a mediano y largo plazo	
2.2.2.0.3.8.00.00.0	Disminución de obligaciones de ejercicios anteriores	
2.2.3.0.0.0.00.00.0	SERVICIO DE LA DEUDA PÚBLICA	
2.2.3.0.2.0.00.00.0	Servicio de la deuda pública externa	
2.2.3.0.2.4.00.00.0	Amortización de préstamos recibidos externos directos a largo plazo	
2.2.3.0.2.4.03.00.0	De instituciones financieras externas	
2.2.4.0.0.0.00.00.0	DISMINUCIÓN DEL PATRIMONIO	
2.2.4.0.1.0.00.00.0	Disminución del capital	
2.2.4.0.1.1.00.00.0	Disminución del capital fiscal e institucional	
2.2.4.0.2.0.00.00.0	Disminución de reservas	
2.2.4.0.2.1.00.00.0	Disminución de reservas	
2.2.4.0.3.0.00.00.0	Ajustes por inflación	
2.2.4.0.3.1.00.00.0	Ajustes por inflación	
2.2.4.0.4.0.00.00.0	Disminución de resultados	
2.2.4.0.4.1.00.00.0	Disminución de resultados acumulados	
2.2.4.0.4.2.00.00.0	Disminución de resultados del ejercicio	
	DÉFICIT FINANCIERO	

FORMA: 0425

FORMULARIO 0426: *RESUMEN DE SERIE ESTADÍSTICAS*

A. Objetivo

Presentar un resumen de los datos relevantes de la Cuenta Ahorro-Inversión-Financiamiento del ente, para los años que se especifican en el formulario, a los fines de observar y analizar la evolución financiera de la institución.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indique los conceptos que debe tomar en cuenta para elaborar la serie estadística.
3 al 7	Señale el monto anual de la información financiera que se solicita correspondiente a los últimos cuatro (4) años anteriores al año objeto del presupuesto y el programado para el año que se presupuesta, tomando en consideración los conceptos de la columna 2.
8	Indique el total de recursos humanos activos del ente para las fechas indicadas.
9	Indique la denominación de las metas del ente y la unidad de medida, señalando los montos que se solicita de cada una de ellas, correspondientes a los últimos cuatro años y el programado para el año que se presupuesta.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RESUMEN DE SERIE ESTADÍSTICAS

(En Bolívares)

		(2) Conceptos / Años	(3) AÑO REAL (n-4)	(4) AÑO REAL (n-3)	(5) AÑO REAL (n-2)	(6) ULTIMO AÑO ESTIMADO (n-1)	(7) AÑO PRESUPUESTADO (n)
INFORMACIÓN FINANCIERA	GESTIÓN ECONÓMICA – INGRESOS CORRIENTES	Ingresos Propios					
		Transferencias y Donaciones del Sector Público					
		Otros Ingresos Corrientes					
	GESTIÓN ECONÓMICA – GASTOS CORRIENTES	Gastos de Consumo					
		Intereses y Gastos Financieros					
		Otros Gastos Corrientes					
	GESTIÓN ECONÓMICA	Ahorro / (Desahorro)					
		Recursos de Capital					
		Transferencias y Donaciones de Capital (Recibidas)					
		Inversión Real					
		Superavit / Déficit Financiero					
		Ajustes Contables					
	SITUACIÓN PATRIMONIAL	Activo					
		Pasivo					
		Patrimonio					
(8) Cantidad de Recursos Humanos:							

	(9) Denominación	Unidad de Medida	CANTIDADES AÑO REAL (n-4)	AÑO REAL (n-3)	AÑO REAL (n-2)	ULTIMO AÑO ESTIMADO (n-1)	AÑO PRESUPUESTADO (n)
METAS							

FORMA: 0426

Nota:
n= Año Presupuestado

NOTA: La información suministrada de los años reales debe corresponderse con los Estados Financieros Auditados.

FORMULARIO 0427: *PRECIOS Y/O TARIFAS PROMEDIOS*

A. Objetivo

Proporcionar una visión general de los precios y/o tarifas vigentes de los bienes y servicios ofrecidos por el ente.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Identifique los distintos bienes y/o servicios que produce el ente.
3	Indique el año cuando tuvo lugar el establecimiento del último precio y/o tarifa de los bienes y/o servicios ofertados.
4	Indique la unidad de medida del bien y/o servicio ofrecido.
5	Señale el precio y/o tarifa de los bienes y/o servicios ofrecidos por el ente para el año real, último año estimado y para el año objeto del presupuesto.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

PRECIOS Y / O TARIFAS PROMEDIOS

(En Bolívares)

			(5) PRECIOS Y TARIFAS		
(2) PRODUCTOS Y/O SERVICIOS OFRECIDOS	(3) AÑO DE VIGENCIA DEL PRECIO Y/O TARIFA ESTABLECIDO	(4) UNIDAD DE MEDIDA DEL PRODUCTO Y/O SERVICIO	AÑO REAL	ÚLTIMO AÑO ESTIMADO	AÑO PRESUPUESTADO

FORMA: 0427

B.- FORMULARIOS DE USO ESPECÍFICO PARA LOS ENTES SIN FINES EMPRESARIALES DE CARÁCTER FINANCIERO:

FORMULARIO 0428: Colocación de Fondos

FORMULARIO 0429: Créditos Concedidos

FORMULARIO 0430: Resumen de Actividades Crediticias

FORMULARIO 0431: Liquidación de Créditos Concedidos en Años Anteriores

FORMULARIO 0432: Liquidación de Créditos Concedidos en el Período Presupuestado

FORMULARIO 0433: Liquidación de Créditos

FORMULARIO 0434: Recuperación Crediticia de la Cartera Vigente

FORMULARIO 0435: Recuperación Crediticia de la Cartera Vencida

FORMULARIO 0436: Recuperación Crediticia de la Cartera en Litigio

FORMULARIO 0437: Recuperación Crediticia de la Cartera Reestructurada

FORMULARIO 0438: Resumen de las Recuperaciones Crediticias

FORMULARIO 0439: Operaciones Crediticias de la Cartera Vigente

FORMULARIO 0440: Operaciones Crediticias de la Cartera Vencida

FORMULARIO 0441: Operaciones Crediticias de la Cartera en Litigio

FORMULARIO 0442: Operaciones Crediticias de la Cartera Reestructurada

FORMULARIO 0443: Resumen de Operaciones Crediticias

FORMULARIO 0428: *COLOCACIÓN DE FONDOS*

A. Objetivo

Reflejar los valores programados de las colocaciones financieras, en sus diversas modalidades para los años que se indican.

B. Instrucciones para el registro de la información

CAMPOS	*DESCRIPCIÓN*
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2 y 3	Muestra el código y denominación de los conceptos descritos, de acuerdo al Clasificador Presupuestario de Recursos y Egresos.
4 y 5	Señale el año real y último año estimado al 31 de diciembre del año vigente.
6	Indique la previsión trimestral de las Colocaciones de Fondos para el año presupuestado. Realice el total anual de cada concepto.
7	Totalice los montos, correspondientes a los conceptos descritos, de las columnas 4 a 6.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACION DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

COLOCACION DE FONDOS

(En Bolívares)

(2) CÓDIGO	(3) CONCEPTO	(4) AÑO REAL	(5) ÚLTIMO AÑO ESTIMADO	(6) AÑO PRESUPUESTADO				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
4.05.02.00.00	**ADQUISICIÓN DE TÍTULOS Y VALORES QUE NO OTORGAN PROPIEDAD**							
4.05.02.01.00	**Adquisición de títulos y valores a corto plazo**							
4.05.02.01.01	Adquisición de títulos y valores privados							
4.05.02.01.02	Adquisición de títulos y valores públicos							
4.05.02.01.03	Adquisición de títulos y valores externos							
4.05.02.02.00	**Adquisición de títulos y valores a largo plazo**							
4.05.02.02.01	Adquisición de títulos y valores privados							
4.05.02.02.02	Adquisición de títulos y valores Públicos							
4.05.02.02.03	Adquisición de títulos y valores externos							
4.05.03.00.00	**CONCESIÓN DE PRESTAMOS A CORTO PLAZO**							
4.05.03.01.00	Concesión de préstamos al sector privado a corto plazo							
4.05.03.02.00	Concesión de préstamos al sector público a corto plazo							
4.05.04.00.00	**CONCESIÓN DE PRESTAMOS A LARGO PLAZO**							
4.05.04.01.00	Concesión de préstamos al sector privado a largo plazo							
4.05.04.02.00	Concesión de préstamos al sector público a largo plazo							
4.05.05.00.00	**INCREMENTO DE DISPONIBILIDADES**							
4.05.05.03.00	Incremento de Inversiones Temporales							
	(7) **TOTAL**							

FORMA: 0428

FORMULARIO 0429: *CRÉDITOS CONCEDIDOS*

A. Objetivo

Reflejar los valores reales y previstos de las operaciones crediticias concedidas por la Institución, independientemente que, por algún motivo, no se respalden posteriormente con el correspondiente contrato.

Los créditos otorgados son las solicitudes presentadas y aceptadas por la institución, a los efectos de este formulario.

B. Instrucciones para el registro de la información

CAMPOS	*DESCRIPCIÓN*
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Muestra la denominación de los créditos por actividad económica.
3 y 4	Señale los créditos otorgados por el ente durante el año real y último año estimado (año vigente).
5	Indique los montos de la programación de las operaciones crediticias que el ente espera realizar trimestralmente, para el año objeto del presupuesto. Efectúe el total anual para cada concepto.
6	Señale los totales de las columnas: N° 3 a la N° 5.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACION DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

CRÉDITOS CONCEDIDOS

(En Bolívares)

(2) ACTIVIDAD ECONÓMICA	(3) AÑO REAL	(4) ÚLTIMO AÑO ESTIMADO	(5) AÑO PRESUPUESTADO				
			TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTALES
EN EL CORTO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
EN EL LARGO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
(6) TOTAL							

FORMA: 0429

FORMULARIO 0430: *RESUMEN DE ACTIVIDADES CREDITICIAS*

A. Objetivos

Reflejar en forma resumida la incidencia económica de las concesiones de créditos.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica los conceptos que se requiere detallar para los años real, último año estimado y presupuestado.
3	Señale los números o montos, según los conceptos identificados en la columna 2, para los años: real, último año estimado y presupuestado.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO

RESUMEN DE ACTIVIDADES CREDITICIAS

DESCRIPCIÓN (2)	(3) PERIODOS PRESUPUESTARIOS		
	AÑO REAL	ÚLTIMO AÑO ESTIMADO	AÑO PRESUPUESTADO
- NÚMERO DE SOLICITUDES PRESENTADAS (N°)			
- MONTO DE SOLICITUDES PRESENTADAS (Bs.)			
- NÚMERO DE CRÉDITOS CONCEDIDOS (N°)			
- MONTO DE CRÉDITOS CONCEDIDOS (Bs.)			
- NÚMERO DE CRÉDITOS LIQUIDADOS (Bs.)			
- MONTO DE CRÉDITOS LIQUIDADOS (Bs.)			

FORMA: 0430

FORMULARIO 0431: *LIQUIDACIÓN DE CRÉDITOS CONCEDIDOS EN AÑOS ANTERIORES*

A. Objetivo

Reflejar los valores reales y previstos de los créditos pendientes por otorgar al 31 de diciembre del año anterior y que serán liquidados en el año presupuestado.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Muestra la denominación de los créditos por actividad económica. Se entiende por "Actividad Económica" la agrupación de operaciones crediticias, que responden a una misma finalidad económica sectorial.
3	Señale los compromisos pendientes al 31 de diciembre del año anterior al presupuestado. Se refiere a los créditos otorgados en años anteriores al presupuestado. Estos importes pueden ser: a) Entregados o dispuestos por los prestatarios durante alguno de los meses objeto del presupuesto. b) Pendientes a final de ejercicio. c) Anulados. Estos últimos se pueden calcular como resultado de la suma algebraica de los valores incluidos en las columnas del formulario.
4	Indique la previsión trimestral de los montos para el año objeto del presupuesto. Totalice la previsión anual para cada ítem.
5	Señale el total de los compromisos pendientes al final del año presupuestado.
6	Coloque los totales de cada columna 3 a 5.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

LIQUIDACIÓN DE CRÉDITOS CONCEDIDOS EN AÑOS ANTERIORES

(En Bolívares)

(2) ACTIVIDAD ECONÓMICA	(3) COMPROMISOS PENDIENTES ÚLTIMO AÑO ESTIMADO	(4) AÑO PRESUPUESTADO					(5) COMPROMISOS PENDIENTES AL FINAL DEL AÑO PRESUPUESTADO
		TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL AÑO	
EN EL CORTO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
EN EL LARGO PLAZO:							
- SECTOR PÚBLICO:							
AGRICOLA							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
(6) TOTAL							

FORMA: 0431

FORMULARIO 0432: *LIQUIDACIÓN DE CRÉDITOS OTORGADOS EN EL PERÍODO PRESUPUESTADO.*

A. Objetivo

Reflejar los valores de los créditos liquidados que serán saldados en el año presupuestado.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Muestra la denominación de los créditos por actividad económica.
3	Previsión trimestral para el año objeto del presupuesto. Señale el total anual de los montos liquidados por ítem.
4	Escriba los totales de cada columna.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

LIQUIDACIÓN DE CRÉDITOS OTORGADOS EN EL PERÍODO PRESUPUESTADO
(En Bolívares)

(2) ACTIVIDAD ECONÓMICA	(3) AÑO PRESUPUESTADO				
	TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
EN EL CORTO PLAZO:					
- SECTOR PÚBLICO:					
Agrícola					
Industrial					
Construcción					
Comercial					
Microcréditos					
Turismo					
Hipotecaria					
Crédito al consumo					
Vehículos					
Otros (Detallar)					
- SECTOR PRIVADO:					
Agrícola					
Industrial					
Construcción					
Comercial					
Microcréditos					
Turismo					
Hipotecaria					
Crédito al consumo					
Vehículos					
Otros (Detallar)					
EN EL LARGO PLAZO:					
- SECTOR PÚBLICO:					
Agrícola					
Industrial					
Construcción					
Comercial					
Microcréditos					
Turismo					
Hipotecaria					
Crédito al consumo					
Vehículos					
Otros (Detallar)					
- SECTOR PRIVADO:					
Agrícola					
Industrial					
Construcción					
Comercial					
Microcréditos					
Turismo					
Hipotecaria					
Crédito al consumo					
Vehículos					
Otros (Detallar)					
(4) TOTAL					

FORMA: 0432

FORMULARIO 0433: LIQUIDACIÓN DE CRÉDITOS

A. Objetivo

Reflejar los valores reales y previstos, para los años que se indican, de las entregas de los créditos por saldar con contrato de formalización.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Muestra la denominación de los créditos por actividad económica.
3	Señale el monto de la liquidación de crédito, según los ítems de la columna N° 2, para el año real (anterior al vigente).
4	Señale el monto de la liquidación de crédito, según los ítems de la columna N° 2, para el año último año estimado (año vigente).
5	Indique la previsión trimestral para el año objeto del presupuesto. Señale el monto total, producto de la sumatoria de los trimestres correspondientes. Los valores de las columnas de la previsión trimestral del formulario "Liquidación de los Créditos", deben ser iguales al total de la suma de las cifras trimestrales "Liquidación de Créditos Concedidos en Años Anteriores" más "Liquidación de Créditos Otorgados en el Periodo Presupuestado".
6	Indique el monto total de cada columna desde la N° 3 a la N° 5.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

LIQUIDACIÓN DE CRÉDITOS

(En Bolívares)

(2) ACTIVIDAD ECONÓMICA	(3) AÑO REAL	(4) ÚLTIMO AÑO ESTIMADO	(5) AÑO PRESUPUESTO				
			TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTALES
EN EL CORTO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
EN EL LARGO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
(6) TOTAL							

FORMA: 0433

FORMULARIO 0434: *RECUPERACIÓN CREDITICIA DE LA CARTERA VIGENTE*

A. Objetivo

Indicar los valores monetarios de las amortizaciones cobradas de la cartera de créditos que se encuentran al día.

B. Instrucciones para el registro de la información

CAMPOS	*DESCRIPCIÓN*
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica la clasificación de la "Actividad Económica".
3	Señale el monto del saldo real al 31 de diciembre del año anterior al vigente.
4	Señale el último año estimado al 31 de diciembre del año anterior al que se presupuesta (Año Vigente)
5	Indique la previsión trimestral del presupuesto que se formula. Totalice los montos anuales de los distintos conceptos indicados en la columna 2, producto de la sumatoria de los trimestres correspondientes. El total de la recuperación de esta cartera, tiene que coincidir con ingresos efectivos en caja por estos conceptos tanto en el corto plazo, como en el mediano plazo, reflejado en el Formulario: "Presupuesto de Caja". Dichos totales no tienen que ser iguales al reflejado en el FORMULARIO: "Operaciones Crediticias de la Cartera Vigente".
6	Indique el monto total de los campos contenidos desde las columnas: N° 3 a la N° 5

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RECUPERACIÓN CREDITICIA DE LA CARTERA VIGENTE

(En Bolívares)

(2) ACTIVIDAD ECONÓMICA	(3) AÑO REAL	(4) ULTIMO AÑO ESTIMADO	(5) AÑO PRESUPUESTADO				
			TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTALES
EN EL CORTO PLAZO:							
- **SECTOR PÚBLICO:**							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- **SECTOR PRIVADO:**							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
EN EL LARGO PLAZO:							
- **SECTOR PÚBLICO:**							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- **SECTOR PRIVADO:**							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
(6) TOTAL							

FORMA: 0434

FORMULARIO 0435: *RECUPERACIÓN CREDITICIA DE LA CARTERA VENCIDA*

A. Objetivo

Indicar los valores monetarios de las amortizaciones cobradas de la cartera de créditos que se encuentran vencidos.

B. Instrucciones para el registro de la información

CAMPOS	*DESCRIPCIÓN*
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica la clasificación de la "Actividad Económica".
3	Señale el saldo real al 31 de diciembre del año anterior al vigente.
4	Señale el último año estimado al 31 de diciembre del año anterior al que se presupuesta.
5	Indique la previsión trimestral del presupuesto que se formula. Totalice los montos anuales de los distintos conceptos indicados en la columna 2, producto de la sumatoria de los trimestres correspondientes. El total de la recuperación de esta cartera, tiene que coincidir con ingresos efectivos en caja por estos conceptos tanto en el corto plazo como en el mediano plazo. Dichos totales no tienen que ser iguales al reflejado en el FORMULARIO: "Operaciones Crediticias de la Cartera Vencida".
6	Indique el monto total de los campos contenidos desde las columnas: N° 3 a la N° 5

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RECUPERACIÓN CREDITICIA DE LA CARTERA VENCIDA
(En Bolívares)

(2) ACTIVIDAD ECONÓMICA	(3) AÑO REAL	(4) ULTIMO AÑO ESTIMADO	(5) AÑO PRESUPUESTADO				
			TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTALES
EN EL CORTO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
EN EL LARGO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
(6) TOTAL							

FORMA: 0435

FORMULARIOS 0436: *RECUPERACIÓN CREDITICIA DE LA CARTERA EN LITIGIO*

A. Objetivo

Indicar los valores monetarios de las amortizaciones cobradas de la cartera de créditos que se encuentran en litigio.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica la clasificación de la "Actividad Económica".
3	Señale el saldo real al 31 de diciembre del año anterior al vigente.
4	Señale el último año estimado al 31 de diciembre del año anterior al que se presupuesta.
5	Señale la previsión trimestral del presupuesto que se formula. Totalice los montos anuales de los distintos conceptos indicados en la columna 2, producto de la sumatoria de los trimestres correspondientes. El total de la recuperación de esta cartera, tiene que coincidir con ingresos efectivos en caja por estos conceptos tanto en el corto plazo como en el mediano plazo. Dichos totales no tienen que ser iguales al reflejado en el FORMULARIO: "Operaciones Crediticias de la Cartera en Litigio".
6	Indique el monto total de los campos contenidos desde las columnas: N° 3 a la N° 5.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RECUPERACIÓN CREDITICIA DE LA CARTERA EN LITIGIO

(En Bolívares)

(2) ACTIVIDAD ECONÓMICA	(3) AÑO REAL	(4) ÚLTIMO AÑO ESTIMADO	(5) AÑO PRESUPUESTADO				
			TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTALES
RECUPERACIÓN EN EFECTIVO							
EN EL CORTO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
RECUPERACIÓN EN DACION DE PAGO							
EN EL CORTO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
(6) TOTAL							

FORMA: 0436

FORMULARIO 0437: *RECUPERACIÓN CREDITICIA DE LA CARTERA REESTRUCTURADA.*

A. Objetivo

Indicar los valores monetarios de las amortizaciones cobradas de la cartera de créditos que se encuentran en reestructuración de pago.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica la clasificación de la "Actividad Económica".
3	Señale el saldo real al 31 de diciembre del año anterior al vigente.
4	Señale el último año estimado al 31 de diciembre del año anterior al que se presupuesta.
5	Indique la previsión trimestral del presupuesto que se formula. Totalice los montos anuales de los distintos conceptos indicados en la columna 2, producto de la sumatoria de los trimestres correspondientes. El total de la recuperación de esta cartera, tiene que coincidir con ingresos efectivos en caja por estos conceptos tanto en el corto plazo como en el mediano plazo. Dichos totales no tienen que ser iguales al reflejado en el FORMULARIO: "Operaciones Crediticias de la Cartera en Reestructuración".
6	Indique los totales de los campos contenidos desde las columnas: N° 3 a la N°5.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RECUPERACIÓN CREDITICIA DE LA CARTERA REESTRUCTURADA
(En Bolívares)

(2) ACTIVIDAD ECONÓMICA	(3) AÑO REAL	(4) ÚLTIMO AÑO ESTIMADO	(5) AÑO PRESUPUESTADO				
			TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTALES
EN EL CORTO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
EN EL LARGO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
(6) TOTAL							

FORMA: 0437

FORMULARIO 0438: *RESUMEN DE LAS RECUPERACIONES CREDITICIAS.*

A. Objetivo

Reflejar en forma breve los movimientos de las recuperaciones crediticias durante el año anterior al vigente (real), el año vigente (último año estimado) y el año presupuestado.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCION
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica la clasificación de la "Actividad Económica"
3	Señale el saldo real al 31 de diciembre del año anterior al vigente.
4	Señale el último año estimado al 31 de diciembre del año anterior al que se presupuesta.
5	Indique el monto anual del presupuesto que se formula, para los créditos vigentes, vencidos, en litigio y reestructurados. Totalice los montos anuales de los distintos conceptos indicados en la columna 2.
6	Indique el monto total de los campos contenidos desde las columnas: N° 3 a la N° 5

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RESUMEN DE LAS RECUPERACIONES CREDITICIAS

(En Bolívares)

(2) DENOMINACIÓN	(3) AÑO REAL	(4) ÚLTIMO AÑO ESTIMADO	(5) AÑO PRESUPUESTADO				
			CRÉDITOS VIGENTES	CRÉDITOS VENCIDOS	CRÉDITOS EN LITIGIO	CRÉDITOS REESTRUCTURADOS	TOTAL
EN EL CORTO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
EN EL LARGO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
(6) TOTAL							

FORMA: 0438

FORMULARIO 0439: *OPERACIONES CREDITICIAS DE LA CARTERA VIGENTE*

A. Objetivo

Reflejar el movimiento de la previsión de las cuentas de la cartera de créditos vigente y de los proyectos especiales de financiamiento.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica la clasificación de la "Actividad Económica". La información está ordenada por actividad según corresponda a instituciones de crédito o a particulares.
3	Señale los valores según saldos reales al 31-12 del año real (anterior al vigente).
4	Señale los valores según saldos del año ultimo estimado (año vigente).
5	Registre el monto por el incremento en las liquidaciones de crédito, según los conceptos de la columna N° 2. Este monto debe coincidir con la columna total de la sumatoria trimestral en la columna N° 5 reflejado en el formulario0433 "Liquidación de los Créditos".
6	Indique la previsión para el año objeto del presupuesto del movimiento por concepto de "Disminución por Recuperaciones de los Créditos de la Cartera Vigente", salvo en la parte correspondiente imputable a créditos vencidos que deberá figurar como previsión en la columna 7 de este formulario.
7	Indique la previsión para el año objeto del presupuesto considerado por la institución como nuevos créditos vencidos. El total incluido en esta columna, más el correspondiente de la anterior No. 6 de este formulario, constituye el total del movimiento acreedor de esta cuenta.

CAMPOS	DESCRIPCIÓN
8	Registre el monto de la previsión para contingencia de carteras.
9	Registre el monto del saldo neto de la cartera vigente, cuyo resultado se obtiene sumando los valores desde la columna N° 5 a la columna N° 8. Estas previsiones deberán figurar en su correspondiente línea del balance general.
10	Escriba los totales de cada columna desde la Nº 3 hasta la 9.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

OPERACIONES CREDITICIAS DE LA CARTERA VIGENTE
(En Bolívares)

(2) ACTIVIDAD ECONÓMICA	(3) AÑO REAL SALDO NETO DE LA CARTERA VIGENTE	(4) ULTIMO AÑO ESTIMADO SALDO NETO DE LA CARTERA VIGENTE	AÑO PRESUPUESTADO				
			(5) INCREMENTO POR LIQUIDACIONES DE CRÉDITOS	(6) DISMINUCION POR RECUPERACIONES DE LOS CREDITOS DE LA CARTERA VIGENTE	(7) DISMINUCION POR TRASPASOS A LA CARTERA DE CREDITOS VENCIDOS	(8) VARIACIÓN EN PROVISIONES PARA CONTINGENCIA DE CARTERA	(9) AÑO PRESUPUESTADO SALDO NETO DE LA CARTERA VIGENTE
EN EL CORTO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
EN EL LARGO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
(10) TOTAL							

FORMA: 0439

FORMULARIO 0440: *OPERACIONES CREDITICIAS DE LA CARTERA VENCIDA*

A. Objetivo

Reflejar el movimiento de la previsión de las cuentas de crédito de la cartera de créditos vencidos.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indique la clasificación de la "Actividad Económica". La información está ordenada por actividad según corresponda a instituciones de crédito o a particulares.
3	Señale los valores según saldos reales al 31-12 del año real (anterior al vigente).
4	Señale los valores según saldos del año ultimo estimado (año vigente).
5 y 6	Indique el monto de los movimientos que suponen incrementos en la cartera de créditos vencidos por concepto de traspasos de la cartera de créditos vigentes y reestructurados.
7 a 9	Señale los movimientos que suponen disminución en la cartera de créditos vencidos por concepto de traspaso a la cartera de créditos en litigios, reestructurados y vencidos.
10	Registre el monto de la previsión de las cuentas de valuación para contingencia de carteras.
11	Indique el saldo de la cuenta al final del ejercicio. Constituye la suma algebraica de los valores incluidos en las anteriores columnas de la N° 5 a la N° 9, inclusive.
12	Escriba los totales de cada columna desde la N° 3 hasta la N° 11.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

OPERACIONES CREDITICIAS DE LA CARTERA VENCIDA

(En Bolívares)

(2) ACTIVIDADES ECONOMICAS	(3) AÑO REAL SALDO NETO DE LA CARTERA VENCIDA	(4) ÚLTIMO AÑO ESTIMADO SALDO NETO DE LA CARTERA VENCIDA	AÑO PRESUPUESTADO (5) INCREMENTO POR TRASPASOS DE LA CARTERA DE CRÉDITOS VIGENTES	(6) INCREMENTO POR TRASPASOS DE LA CARTERA DE CRÉDITOS REESTRUCTURADOS	(7) DISMINUCIÓN POR TRASPASOS A LA CARTERA DE CRÉDITOS EN LITIGIO	(8) DISMINUCIÓN POR TRASPASOS A LA CARTERA DE REESTRUCTURADOS	(9) DISMINUCIÓN POR RECUPERACIÓN DE LA CARTERA DE CRÉDITOS VENCIDOS	(10) VARIACIÓN EN PROVISIONES PARA CONTINGENCIA DE CARTERA	(11) AÑO PRESUPUESTADO SALDO NETO DE LA CARTERA VENCIDA
EN EL CORTO PLAZO:									
- SECTOR PÚBLICO:									
Agrícola									
Industrial									
Construcción									
Comercial									
Microcréditos									
Turismo									
Hipotecaria									
Crédito al consumo									
Vehículos									
Otros (Detallar)									
- SECTOR PRIVADO:									
Agrícola									
Industrial									
Construcción									
Comercial									
Microcréditos									
Turismo									
Hipotecaria									
Crédito al consumo									
Vehículos									
Otros (Detallar)									
EN EL LARGO PLAZO:									
- SECTOR PÚBLICO:									
Agrícola									
Industrial									
Construcción									
Comercial									
Microcréditos									
Turismo									
Hipotecaria									
Crédito al consumo									
Vehículos									
Otros (Detallar)									
- SECTOR PRIVADO:									
Agrícola									
Industrial									
Construcción									
Comercial									
Microcréditos									
Turismo									
Hipotecaria									
Crédito al consumo									
Vehículos									
Otros (Detallar)									
(12) TOTAL									

FORMA: 0440

FORMULARIO 0441 : *OPERACIONES CREDITICIAS DE LA CARTERA EN LITIGIO*

A. Objetivo

Reflejar el movimiento de la previsión de las cuentas de crédito de la cartera de créditos en litigio.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica la clasificación de la "Actividad Económica". La información está ordenada por actividad según corresponda a entidades oficiales e instituciones de crédito o a particulares.
3	Señale los valores según saldos reales al 31-12 del año real (anterior al vigente), según balance
4	Señale los valores según saldos del año último año estimado (año vigente)
5	Indique el monto por movimientos deudores que suponen incrementos en créditos en litigio debiendo corresponderse con los valores de la columna 7 del formulario "Operaciones Crediticias de la Cartera Vencida".
6	Registre el monto por movimiento que significa una disminución de las cuentas acreedoras en esta cuenta por concepto de traspasos a la cartera de créditos reestructurados
7	Señale el monto por disminución de las cuentas acreedoras con incidencia en caja, por concepto de Recuperación de la Cartera de Créditos en Litigio.
8	Registre el monto de la previsión de las cuentas de valuación para contingencia de cartera.
9	Indique el saldo de la cuenta al final del ejercicio. Constituye la suma algebraica de los valores incluidos en las anteriores columnas desde la N° 5 hasta la N° 7.
10	Escriba los totales de cada columna desde la N° 3 hasta la N° 9.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

OPERACIONES CREDITICIAS DE LA CARTERA EN LITIGIO
(En Bolívares)

(2) DENOMINACIÓN	(3) AÑO REAL SALDO NETO DE LA CARTERA EN LITIGIO	(4) ÚLTIMO AÑO ESTIMADO SALDO NETO DE LA CARTERA EN LITIGIO	AÑO PRESUPUESTADO				
			(5) INCREMENTO POR TRASPASOS DE LA CARTERA DE CRÉDITOS VENCIDOS	(6) DISMINUCIÓN POR TRASPASOS A LA CARTERA DE CRÉDITOS REESTRUCTURADOS	(7) DISMINUCIÓN POR RECUPERACIÓN DE LA CARTERA DE CRÉDITOS EN LITIGIO	(8) VARIACIÓN EN PROVISIONES PARA CONTINGENCIA DE CARTERA	(9) AÑO PRESUPUESTADO SALDO NETO DE LA CARTERA EN LITIGIO AL 31/12
EN EL CORTO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
EN EL LARGO PLAZO:							
- SECTOR PÚBLICO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
- SECTOR PRIVADO:							
Agrícola							
Industrial							
Construcción							
Comercial							
Microcréditos							
Turismo							
Hipotecaria							
Crédito al consumo							
Vehículos							
Otros (Detallar)							
(10) TOTAL							

FORMA: 0441

FORMULARIO 0442: *OPERACIONES CREDITICIAS DE LA CARTERA REESTRUCTURADA*

A. Objetivo

Reflejar el movimiento de la previsión de las cuentas de crédito de la cartera de créditos reestructurados.

B. Instrucciones para el registro de la información

CAMPOS	DESCRIPCIÓN
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indique la clasificación de la "Actividad Económica". La información está ordenada por actividad según corresponda a entidades oficiales e instituciones de crédito o a particulares.
3	Señale los valores según saldos reales al 31-12 del año real (anterior al vigente), según balance
4	Señale los valores según saldos del año ultimo año estimado (año vigente)
5 y 6	Indique el monto por movimientos acreedores que suponen incrementos por traspasos de créditos vencidos y en litigio (según sea el caso), debiendo corresponderse con los valores de la columna N° 8 del formulario 0440 y la columna N° 6 del formulario 0441.
7 y 8	Registre los movimientos acreedores en esta cuenta que suponen una disminución, diferenciando los traspasos a la cartera de créditos vencidos y los recuperados con incidencia en caja.
9	Previsión de las cuentas de valuación.
10	Saldo de la cuenta al final del ejercicio. Constituye la suma algebraica de los valores incluidos en las anteriores columnas, desde la Nº 5 hasta la N° 8.
11	Escriba los totales de cada columna desde la N° 3 hasta la N° 10.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

OPERACIONES CREDITICIAS DE LA CARTERA REESTRUCTURADA
(En Bolívares)

(2) DENOMINACIÓN	(3) AÑO REAL SALDO NETO DE LA CARTERA DE CRÉDITOS REESTRUCTURADOS	(4) ULTIMO AÑO ESTIMADO SALDO NETO DE LA CARTERA DE CRÉDITOS REESTRUCTURADOS	AÑO PRESUPUESTADO					
			(5) INCREMENTO POR TRASPASO DE LA CARTERA DE CRÉDITOS VENCIDOS	(6) INCREMENTO POR TRASPASO DE LA CARTERA DE CRÉDITOS EN LITIGIO	(7) DISMINUCIÓN POR RECUPERACIÓN DE LA CARTERA DE CRÉDITOS REESTRUCTURADOS	(8) DISMINUCIÓN POR TRASPASOS A LA CARTERA DE CRÉDITOS VENCIDOS	(9) VARIACIÓN EN PROVISIONES PARA CONTINGENCIA DE CARTERA	(10) AÑO PRESUPUESTADO SALDO NETO DE LA CARTERA DE CRÉDITOS REESTRUCTURADA
EN EL CORTO PLAZO:								
- SECTOR PÚBLICO:								
Agrícola								
Industrial								
Construcción								
Comercial								
Microcréditos								
Turismo								
Hipotecaria								
Crédito al consumo								
Vehículos								
Otros (Detallar)								
- SECTOR PRIVADO:								
Agrícola								
Industrial								
Construcción								
Comercial								
Microcréditos								
Turismo								
Hipotecaria								
Crédito al consumo								
Vehículos								
Otros (Detallar)								
EN EL LARGO PLAZO:								
- SECTOR PÚBLICO:								
Agrícola								
Industrial								
Construcción								
Comercial								
Microcréditos								
Turismo								
Hipotecaria								
Crédito al consumo								
Vehículos								
Otros (Detallar)								
- SECTOR PRIVADO:								
Agrícola								
Industrial								
Construcción								
Comercial								
Microcréditos								
Turismo								
Hipotecaria								
Crédito al consumo								
Vehículos								
Otros (Detallar)								
(11) TOTAL								

FORMA: 0442

FORMULARIO 0443: *RESUMEN DE OPERACIONES CREDITICIAS*

A. Objetivo

Reflejar un resumen de la previsión de las cuentas de la cartera de créditos: vigentes, vencidos, en litigio y reestructurados.

B. Instrucciones para el registro de la información

CAMPOS	*DESCRIPCIÓN*
1	Indique el código y denominación del ente, el órgano de adscripción y el año para el cual se formula el presupuesto.
2	Indica el concepto sobre los cuales se solicita información, especificando los tipos de créditos: vigentes, vencidos, en litigio y reestructurados.
3	Señale los valores según saldos reales al 31-12 del año real (anterior al vigente), según balance
4	Señale los valores según saldos del año ultimo año estimado (año vigente)
5	Señale el monto de los movimientos deudores que equivalen a incrementos en los créditos: vigentes, vencidos, en litigio y reestructurados.
6	Señale el monto de los movimientos deudores por concepto de Traspasos de Otras Carteras.
7	Indique el monto de los movimientos acreedores con incidencia en los incrementos de otras carteras por concepto de Recuperación de las Carteras de Créditos.
8	Registre el monto de los movimientos acreedores con incidencia en Caja por concepto de Traspasos a Otras Carteras de Créditos
9	Indique la previsión para compensar las pérdidas generadas por los créditos irrecuperables, en el momento en que se determine la incobrabilidad de un crédito.
10	Escriba el saldo final de cada crédito o resultado obtenido al sumar y restar las columnas (4+5)-(7+8).
11	Escriba los totales de cada columna desde la 3 hasta la 10.

(1) CÓDIGO PRESUPUESTARIO Y DENOMINACIÓN DEL ENTE:
ÓRGANO DE ADSCRIPCIÓN:
PERÍODO PRESUPUESTARIO:

RESUMEN DE OPERACIONES CREDITICIAS

(En Bolívares)

SALDO Y MOVIMIENTO DE CARTERA / DENOMINACIÓN (2)	SALDO NETO AÑO REAL (3)	SALDO NETO ÚLTIMO AÑO ESTIMADO (4)	AÑO PRESUPUESTADO					
			MOVIMIENTOS DEUDORES (Incrementos)		MOVIMIENTOS ACREEDORES (Disminuciones)			
			INCREMENTO DE LAS CARTERAS DE CRÉDITOS (5)	TRASPASOS DE OTRAS CARTERAS (6)	RECUPERACIONES DE LAS CARTERA DE CRÉDITOS (7)	TRASPASOS A OTRAS CARTERAS DE CRÉDITOS (8)	VARIACIONES EN PROVISIONES PARA CONTIGENCIA DE CARTERA (9)	SALDO NETO AL AÑO PRESUPUESTADO (10)
CRÉDITOS VIGENTES								
CRÉDITOS VENCIDOS								
CRÉDITOS EN LITIGIO								
CRÉDITOS REESTRUCTURADOS								
(11) TOTAL								

FORMA: 0443

PARTE 3 Anexos :

N°	Denominación
1. Procedimiento:	Solicitud de Creación de la Acción Centralizada "Otras"
Formulario:	Solicitud de Creación de la Acción Centralizada "Otras"
2. Procedimiento:	Solicitud de inclusión de Unidad de Medida en el Sistemas Nueva Etapa y en el Sistema de Presupuesto, para Proyectos y Acciones Específicas.
Formulario:	Solicitud de inclusión de Unidad de Medida para proyectos en el Sistemas Nueva Etapa y en el Sistema de Presupuesto
Formulario:	Solicitud de inclusión de Unidad de Medida para Acciones Específicas en el Sistema Nueva Etapa y en el Sistema de Presupuesto.

ANEXO N° 1

Procedimiento: Solicitud de Creación de la Acción Centralizada "Otras"
Formulario: Solicitud de Creación de la Acción Centralizada "Otras"

Procedimiento: Solicitud de Creación de la Acción Centralizada "Otras"

Objetivo:

Apoyar las acciones específicas de los Proyectos u otras actividades que no estén previamente tipificadas en las demás Acciones Centralizadas.

Formulario a Utilizar:

Solicitud de Creación de la Acción Centralizada "Otras"

Norma:

Los Órganos que hayan creado Acciones Centralizadas en el marco de la categoría "Otras" y requieran nuevamente su utilización en el ejercicio presupuestario que se formula, deberán notificar a la unidad o Dirección de la Onapre responsable de la gestión del presupuesto del Órgano.

DESCRIPCIÓN DEL PROCEDIMIENTO

Si durante el proceso de formulación presupuestaria el Órgano estima pertinente la creación de una Acción Centralizada, en el marco de la categoría "Otras", deberá ceñirse al siguiente procedimiento:

RESPONSABLE	PASOS	ACCIÓN
Órgano	1	Solicita a la Oficina Nacional de Presupuesto (Onapre) autorización a través de un oficio firmado por la máxima autoridad del Órgano. Dicho oficio debe estar acompañado de un informe, contentivo de los motivos que justifican la creación de la Acción Centralizada "Otras". Asimismo, se debe anexar el formulario **"Solicitud de Creación de la Acción Centralizada Otras"**

RESPONSABLE	PASOS	ACCIÓN
Oficina Nacional de presupuesto	2	Recibe y analiza la documentación anterior: - Oficio - Informe - Formulario **"Solicitud de Creación de la Acción Centralizada Otras"**
	3	De aprobarse el uso de la creación de la Acción Centralizada solicitada, el responsable de la gestión del Presupuesto del Órgano en la Onapre, le informará oportunamente al Órgano la decisión al respecto e internamente a la Dirección de Informática para que aperture en el Sistema SISPRE la Acción Centralizada "Otras" que fue aprobada.
	4	De no aprobarse la creación de la Acción Centralizada "Otras", el responsable de la gestión del Presupuesto del Órgano en la Onapre, le informará oportunamente al Órgano la decisión adoptada.

Formulario: Solicitud de Creación de la Acción Centralizada "Otras"

A. Objetivo

Disponer de toda la información y datos básicos necesarios para el análisis y consideración de las solicitudes cursada por los Órganos en relación a la Acción Centralizada "Otras" , en caso de ser requerida durante el proceso de formulación presupuestaria, habida cuenta que la creación de esta categoría presupuestaria estará sujeta a la autorización de la Oficina Nacional de Presupuesto

B. Instrucciones

CAMPOS	DESCRIPCIÓN
1	Indique el código presupuestario y la denominación del Órgano solicitante de la Acción Centralizada, dentro de la categoría presupuestaria "Otras".
2	Señale el código y la denominación de la Acción Centralizada solicitada
3	Señale el número de oficio con el cual se realizo la solicitud de creación de la Acción Centralizada "Otras" y su respectiva fecha de emisión
4 y 5	Indique el ejecutor y el responsable de la Acción Centralizada solicitada
6	Indique el año del ejercicio presupuestario en el que tendrá vigencia la Acción Centralizada solicitada.
7	Señale el monto en bolívares que se estima asignar para la Acción Centralizada solicitada
8	Indique la denominación de la fuente de financiamiento mediante el cual se estima cubrir en el presupuesto la Acción Centralizada solicitada

CAMPOS	DESCRIPCIÓN
9	Haga una descripción del objetivo o propósito de la Acción Centralizada solicitada
10	Identifique cada una de Acciones Específicas necesarias para alcanzar los propósitos de la Acción Centralizada por crear y especifique: Código, Denominación, Ejecutor y la Unidad Ejecutora local
11	Registre las firmas de los responsable de la Acción Centralizada y de su Acción Específica respectiva, así como el de la máxima autoridad del órgano
12	Registre las firmas de los Directores responsables que en la Onapre autorizan y aprueban la apertura de la Acción Centralizada para el órgano que en cuestión hace la solicitud.

SOLICITUD DE CREACIÓN DE LA ACCIÓN CENTRALIZADA "OTRAS"

1.- Código Presupuestario-Denominación del Órgano Solicitante:		
2.- Código y Denominación de la Acción Centralizada :(El código es atributo de la Onapre)		3.- Oficio de Solicitud:
4.- Ejecutor:	5.- Responsable:	6.- Período de Formulación Presupuestaria:
7.- Monto Asignado en el Presupuesto (En Bolívares):		8.- Fuente de Financiamiento:
9.- Descripción del Objetivo de la Acción Centralizada Solicitada:		

10.- Acción(es) Específica(s)			
Código:(Atributo de la Onapre)	Denominación:	Ejecutor:	Unidad(es) Ejecutora(s) Local(es):
Código:(Atributo de la Onapre)	Denominación:	Ejecutor:	Unidad(es) Ejecutora(s) Local(es):
Código:(Atributo de la Onapre)	Denominación:	Ejecutor:	Unidad(es) Ejecutora(s) Local(es):

11.- Firmas Responsables del Órgano			12.- Firmas Responsables Oficina Nacional de Presupuesto	
Responsable(s) de la(s) Acción(es) Específica(s)	Responsable de la Acción Centralizada	Máxima Autoridad	Director	Director General

ANEXO N° 2

Procedimiento: Solicitud de inclusión de Unidad de Medida en el Sistema Nueva Etapa y en el Sistema de Presupuesto, para Proyectos y Acciones Específicas.

Formulario: Solicitud de inclusión de Unidad de Medida para proyectos en el Sistemas Nueva Etapa y en el Sistema de Presupuesto

Formulario: Solicitud de inclusión de Unidad de Medida para Acciones Específicas en el Sistemas Nueva Etapa y en el Sistema de Presupuesto

Procedimiento: Solicitud de inclusión de Unidad de Medida en el Sistema Nueva Etapa y en el Sistema de Presupuesto, para Proyectos ó Acciones Específicas.

Objetivo:

Mejorar la medición de lo bienes o servicios asociadas a las acciones específicas de los proyectos o del resultado final que se espera alcanzar una vez que este se haya concluído.

Formulario a Utilizar:

- Solicitud de inclusión de Unidad de Medida para proyectos en el Sistemas Nueva Etapa y en el Sistema de Presupuesto
- Solicitud de inclusión de Unidad de Medida para Acciones Específicas en el Sistemas Nueva Etapa y en el Sistema de Presupuesto

Normas

- Las solicitudes de inclusión de nuevas unidades de medida en los sistemas "Nueva Etapa" y "Sistema de Presupuesto", deberán ser presentadas por los Órganos y los entes a través de éste, a la Coordinación del POAN, del Ministerio del Poder Popular de Planificación y Finanzas, a fin de mejorar el diseño de los proyectos y acciones específicas contenidos en el Pan Operativo Anual Nacional (POAN), el Plan Estratégico Institucional y la Ley de Presupuesto. (Ver Anexo N° 2 Procedimiento y Formulario "Solicitud de Inclusión de Nuevas Unidades de Medidas en el Sistema "Nueva Etapa" y en el "Sistema de Presupuesto", tanto para proyecto como para acciones específicas).
- La fecha tope para la recepción de las solicitudes de nuevas unidades de medida durante el proceso de formulación presupuestaria, será comunicada oportunamente por la Coordinación del POAN y Oficina Nacional de Presupuesto (Onapre), y durante la ejecución presupuestaria, sólo tendrán cabida las solicitudes que se refieran a proyectos nuevos, no incluidos en el presupuesto original, y cuenten con la aprobación de las instancias correspondientes.

DESCRIPCIÓN DEL PROCEDIMIENTO

Si durante el proceso de formulación presupuestaria, el Órgano estima pertinente la inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" y en el "Sistema de Presupuesto"; tanto para proyectos como para las acciones específicas, deberá ceñirse al siguiente procedimiento:

RESPONSABLE	PASOS	ACCIÓN
Órgano	1	Solicita autorización a la Coordinación del POAN del Ministerio del Poder Popular de Planificación y Finanzas para la inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" para Proyectos ó Acciones Específicas, a través de un oficio firmado por la máxima autoridad del órgano, contentivo de los motivos que justifican la solicitud, adjuntar al mismo el Formulario "Solicitud de inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" y en el "Sistema de Presupuesto", bien sea para Proyectos ó Acciones Específicas.
Coordinación del POAN del Ministerio del Poder Popular de Planificación y Finanzas	2	Recibe y analiza la documentación anterior: - Oficio - Formularios **"Inclusión de Nuevas Unidades de Medidas en el Sistemas "Nueva Etapa" y en el "Sistema de Presupuesto", para Proyectos ó Acciones Específicas** - Envía dichos recaudos a la Onapre con su opinión al respecto.

RESPONSABLE	PASOS	ACCIÓN
Oficina Nacional de Presupuesto (Onapre)	3	Recibe y analiza Oficio y Formularios **"Inclusión de Nuevas Unidades de Medidas en el Sistemas Nueva Etapa y en el Sistema de Presupuesto, para Proyectos ó Acciones Específicas".**
Oficina Nacional de Presupuesto (Onapre)	4	Informa a la Coordinación del POAN los resultados del análisis efectuado a la solicitud.
Coordinación del POAN del Ministerio del Poder Popular de Planificación y Finanzas	5	Informa al Órgano correspondiente, los resultados del análisis efectuado tanto por la Coordinación del POAN como por parte de la Onapre .
Coordinación del POAN del Ministerio del Poder Popular de Planificación Y Onapre	6	Proceden a incorporar las nuevas unidades de medidas aprobadas en el **Sistemas Nueva Etapa y en el Sistema de Presupuesto.**

FORMULARIO: "SOLICITUD DE INCLUSIÓN DE UNIDAD DE MEDIDA PARA PROYECTOS EN EL SISTEMA NUEVA ETAPA (SNE) Y EN EL SISTEMA PRESUPUESTO"

Instrucciones para el registro de la Información:

CAMPOS	*DESCRIPCIÓN*
1	Indique el nombre del órgano/ente.
2	Indique la fecha de la solicitud.
3	Si el proyecto es nuevo marque con una "X".
4	Indique el código del Proyecto tal como aparece en el Sistema Nueva Etapa (SNE).
5	Indique el nombre del Proyecto tal como aparece en el Sistema Nueva Etapa (SNE).
6	Describa el Objetivo Específico del Proyecto.
7	Indique el nombre de la Unidad de Medida (UM) solicitada
8	Describa la justificación de la Unidad de Medida (UM) solicitada

SOLICITUD DE INCLUSIÓN DE UNIDAD DE MEDIDA PARA PROYECTOS EN EL SISTEMA NUEVA ETAPA (SNE) Y EN EL SISTEMA PRESUPUESTO (SISPRE)

NOMBRE DEL ÓRGANO / ENTE (1):

FECHA DE SOLICITUD (2):

PROYECTO NUEVO (3) ☐

Código del Proyecto en SNE (4)	Nombre del Proyecto (5)	Objetivo Específico del Proyecto (6)	Nombre de Unidad de Medida (UM) Solicitada (7)	Justificación de la Solicitud de UM (8)

SISPRE:Sistema de Presupuesto
SNE: Sistema Nueva Etapa
UM: Unidad de Medida

FORMULARIO: "SOLICITUD DE INCLUSION DE UNIDAD DE MEDIDA PARA ACCIONES ESPECIFICAS EN EL SISTEMA NUEVA ETAPA (SNE) Y EL SISTEMA DE PRESUPUESTO (SISPRE)

Instrucciones para el registro de la Información:

CAMPOS	DESCRIPCIÓN
1	Indique el nombre del órgano/ente.
2	Indique la fecha de la solicitud.
3	Indique el código del Proyecto tal como aparece en el Sistema Nueva Etapa (SNE).
4	Indique el nombre del Proyecto tal como aparece en el Sistema Nueva Etapa (SNE).
5	Indique el código de la Acción Específica tal como aparece en el Sistema Nueva Etapa (SNE).
6	Indique el nombre de la Acción Específica (AE).
7	Indique el nombre del bien o servicio de la Acción Específica (AE).
8	Nombre de la Unidad de Medida (UM) solicitada.
9	Describa la justificación de la Unidad de Medida (UM) solicitada

Gobierno Bolivariano de Venezuela | Ministerio del Poder Popular de Planificación y Finanzas | Oficina Nacional de Presupuesto

Venezuela Ahora es de todos

SOLICITUD DE INCLUSIÓN DE UNIDAD DE MEDIDA PARA ACCIONES ESPECÍFICAS
EN EL SISTEMA NUEVA ETAPA (SNE) Y EL SISTEMA DE PRESUPUESTO (SISPRE)

NOMBRE DEL ÓRGANO /ENTE (1):

FECHA DE SOLICITUD (2):

CÓDIGO DEL PROYECTO (3):

NOMBRE DEL PROYECTO (4):

Código de la Acción Específica en SNE (5)	Nombre de la Acción Específica (AE) (6)	Nombre del bien o servicio de la AE (7)	Nombre de Unidad de Medida (UM) Solicitada (8)	Justificación de la solicitud de UM (9)

SNE: Sistema Nueva Etapa
AE: Acción Específica
UM: Unidad de Medida

Gobierno **Bolivariano** de Venezuela | Ministerio del Poder Popular de **Planificación y Finanzas** | Oficina Nacional de **Presupuesto**

Venezuela AHORA ES DE TODOS

OPSU

MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA
OFICINA DE PLANIFICACIÓN DEL SECTOR UNIVERSITARIO (OPSU)

INSTRUCTIVO N° 19

FORMULACION DE LOS PRESUPUESTOS DE INGRESOS Y GASTOS DE LAS INSTITUCIONES DE EDUCACION UNIVERSITARIA

AÑO 2012

INDICE DE CONTENIDO

Sobreviviente (Forma 1915)

- Escala del Personal Jubilado (Forma 1916)
- Escala del Personal Pensionado (Forma 1917)
- Remuneraciones y Beneficios Socioeconómicos del Personal Activo y Pasivo (Forma 1918)
- Resumen de los Recursos Humanos (Forma 1919)
- Resumen del Contrato Colectivo (Forma 1920)
- Resumen del Presupuesto a nivel de Proyectos y Acciones Centralizadas (Forma 1921)
- Resumen del Presupuesto por Acciones Especificas de los Proyectos y Acciones Centralizadas, a nivel de Partidas (Forma 1922)
- Proyectos y Acciones Centralizadas del Ente, por Fuente de Financiamiento (Forma 1923)
- Resumen del Presupuesto de Gastos por Partidas y Fuentes de Financiamiento (Forma 1924)
- Resumen del Presupuesto de Recursos y Fuentes Financieras (Forma 1925
- Resumen del Presupuesto de Gastos y Aplicaciones Financieras (Forma 1926)
- Relación de Aportes, Transferencias y Donaciones otorgadas al Sector Público (Forma 1927)
- Relación de Transferencias y Donaciones otorgadas al Sector Privado (Forma 1928)
- Relación de Transferencias y Donaciones recibidas del Sector Público (Forma 1929)
- Relación de Transferencias y Donaciones recibidas del Sector Privado (Forma 1930)
- Presupuesto de Divisas (Forma 1931)

2. Información Financiera

- Resumen de Inversiones (Forma 1932)
- Relación de Deudas por Servicios Básicos (Forma 1933)
- Estado de Resultados (Forma 1934)
- Presupuesto de Caja (Forma 1935)
- Balance General (Forma 1936)

- Cuenta Ahorro Inversión Financiamiento (Forma 1937)
- Resumen Serie Estadística (Forma 1938)

3. Información a Nivel de Proyectos, Acciones Centralizadas
   - Descripción de la Categoría Presupuestaria (Forma 1939)
   - Distribución Consolidada del Presupuesto de Gastos por Partidas, Sub-partidas, Genéricas, Específicas, Sub-específicas, a nivel de Proyectos y Acciones Centralizadas (Forma 1940)
   - Distribución Consolidada del Presupuesto de Gastos, a nivel de Partidas, Sub-partidas, Genéricas, Específicas y Sub-específicas (Forma 1941)

Capítulo III. Anexos

1. Procedimiento: Solicitud de Creación de la Acción Centralizada "Otras"
   Formulario: Solicitud de Creación de la Acción Centralizada "Otras"
2. Procedimiento: Solicitud de inclusión de Unidad de Medida en el Sistemas Nueva Etapa y en el Sistema de Presupuesto, para Proyectos y Acciones Específicas.
   Formulario: Solicitud de inclusión de Unidad de Medida para proyectos en el Sistemas Nueva Etapa y en el Sistema de Presupuesto
   Formulario: Solicitud de inclusión de Unidad de Medida para Acciones Específicas en el Sistema Nueva Etapa y en el Sistema de Presupuesto.

PRESENTACIÓN

La Oficina de Planificación del Sector Universitario (OPSU), en concordancia con lo dispuesto en el Artículo 20, Numeral 8. de la Ley de Universidades, ha elaborado el presente documento el cual contiene los formularios e instructivos que utilizarán las Universidades Nacionales en la elaboración de sus respectivos presupuestos, extensivo a los Institutos y Colegios Universitarios atendiendo a las disposiciones del ciudadano Ministro del Poder Popular para la Educación Universitaria, donde delega mediante convenio a la OPSU, las directrices, actividades y procesos que se realizan con los Institutos y Colegios Universitarios, con el objetivo de impartir lineamientos homogéneos al conjunto de instituciones que conforman el Sistema de Educación Universitaria.

En tal sentido, la Oficina Nacional de Presupuesto (ONAPRE), como ente rector del sistema presupuestario público en Venezuela, cumpliendo con lo establecido en la Ley Orgánica de la Administración Financiera del Sector Público (LOAFSP) en su artículo 21, numeral 7°, ha elaborado conjuntamente con la OPSU, bajo un enfoque metodológico uniforme este documento, el cual contiene las instrucciones, normas y orientaciones que utilizarán las Instituciones de Educación Universitaria, para la formulación de sus presupuestos, de acuerdo a la técnica del presupuesto por Proyecto.

El Instructivo en referencia, contiene un conjunto de formularios los cuales, en algunos de ellos, se solicita la información en períodos trimestrales, con la finalidad de facilitar su enlace con la fase de seguimiento de la ejecución presupuestaria.

De esta manera el presente documento tiene como objetivo indicar a las instituciones que conforman el Sistema de Educación Universitaria, las normas, orientaciones y procedimientos bajo un enfoque metodológico uniforme, que permitan formular sus Presupuestos de Ingresos y Gastos, mediante una programación trimestral por ramos y sub-ramos, así como por partidas y sub-partidas genéricas, específicas y sub-específicas, de conformidad con el marco legal establecido para el Título III de la Ley de Presupuesto, contemplado en la Ley Orgánica de la Administración Financiera del Sector Público (LOAFSP) y el Reglamento N° 01.

Por otro lado, en el marco del proyecto de sensibilización al género, la Oficina Nacional de Presupuesto (ONAPRE), y el Ministerio del Poder Popular de Planificación y Finanzas, con la asesoría del Instituto Nacional de la Mujer (INAMUJER) y el Banco de Desarrollo de la Mujer (BANMUJER), han iniciado el proceso de implementación de la perspectiva de género en el proceso de formulación y ejecución de presupuestos públicos nacionales. Esto ha significado la institucionalización de la desagregación por género en diversos aspectos como: Personal activo y pasivo, y por tipo de cargos de las partidas de gastos de personal, visibilizando tendencias existentes respecto a la equidad salarial y de acceso entre mujeres y hombres dentro del sector público y a partir del 2009 la desagregación de las Metas en los Proyectos formulados. Incluir estas categorías al sistema presupuestario son el primer paso hacia la ejecución del Punto de Cuenta N° 273 del ciudadano Presidente de la República, Hugo Chávez Frías, girando los lineamientos que permitan la implementación de la perspectiva del género en el sistema de presupuestos públicos de la República Bolivariana de Venezuela. Por otra parte, estos cambios realizados al sistema de presupuesto son el resultado de diversos estudios nacionales e internacionales que han demostrado que las relaciones de desigualdad entre hombres y mujeres son evidenciadas dentro de los espacios laborales, así como a través de los criterios según los cuales planificamos y destinamos asignaciones a las políticas de Estado.

El documento esta conformado por una estructura de presentación, que tiene por objeto cumplir con los siguientes aspectos:

1. Armonizar el proceso de formulación presupuestaria de las Universidades Nacionales e Institutos y Colegios Universitarios bajo un esquema metodológico uniforme.

2. Obtener la información que servirá de apoyo al análisis y justificación de los créditos presupuestarios.

3. Recabar la información requerida para conformar el documento presupuestario que será incluido en el Título III del Proyecto de Ley de Presupuesto Nacional, el cual se introduce en la Asamblea Nacional antes de los 15 días del mes de octubre de cada año.

4. Hacer seguimiento de la ejecución físico-financiera, haciendo énfasis en los rubros más significativos.

5. Brindar la asistencia técnica que se requiera y aclarar cualquier duda que pueda surgir, con motivo de la interpretación de las normas e instrucciones contenidas en este documento con el propósito de garantizar el proceso de formulación.

6. **La información financiera programada por sub-períodos trimestrales, además de servir como elemento para el seguimiento de la ejecución presupuestaria, será utilizada por la Oficina Nacional de Presupuesto (ONAPRE) y la Oficina Nacional del Tesoro (ONT), para fijar las cuotas periódicas de los recursos que serán transferidos por el Ejecutivo Nacional a cada ente.**

7. Es conveniente señalar, que la ONAPRE y OPSU prestarán la asistencia técnica requerida y aclararán cualquier duda que pueda surgir con motivo de la interpretación de las normas e instrucciones contenidas en este documento, con el propósito de garantizar una correcta formulación del presupuesto.

CAPÍTULO I

Aspectos Generales del Proceso Presupuestario

1. **Aspectos Conceptuales del Presupuesto por Proyecto y Glosario de Términos**
2. **Marco Legal**
3. **Directrices Generales**
4. **Normas para la Formulación del Presupuesto**
5. **Disposiciones Generales (Para ser aprobadas por el Consejo Universitario o su Equivalente)**

1. ASPECTOS CONCEPTUALES DEL PRESUPUESTO POR PROYECTOS Y GOSARIO DE TÉRMINOS

Presupuesto por Proyectos

Es un instrumento para asignar y distribuir los recursos públicos a través de proyectos, a los entes u organismos nacionales, estadales y municipales en función de las políticas y objetivos estratégicos de la Nación, expresados en los respectivos Planes anuales; además coordinar, controlar y evaluar su ejecución. Esta técnica se empezó a usar en Venezuela a partir del año 2006.

Responde a la necesidad de mejorar la efectividad, eficiencia y transparencia de la Gestión Pública, en función de los objetivos y estrategias del Desarrollo de la Nación.

Aspectos Relevantes:

- Proporciona una mejor y mayor vinculación Plan–Presupuesto.
- Simplifica la estructura presupuestaria.
- Permite visualizar y analizar las variables requeridas para la toma de decisión en todas las etapas del proceso presupuestario.
- Facilita la gestión pública en función de las políticas y objetivos estratégicos de la Nación.
- Permite una mejor evaluación y control del presupuesto.
- Concibe al proyecto como el punto focal del proceso presupuestario a fin de satisfacer las necesidades de la colectividad.

Proyecto Presupuestario:

Es la expresión sistematizada de un conjunto delimitado de acciones y recursos que permiten, en un tiempo determinado, el logro de un resultado específico para el cual fue concebido. Este resultado puede estar dirigido a satisfacer las necesidades y demandas de la población o mejorar los procesos y sistemas de trabajo de la Institución o del sector público en su conjunto.

Representará la categoría presupuestaria de mayor nivel en la asignación de los recursos financieros públicos.

Elementos que identifican a un Proyecto:

Objetivo Específico del Proyecto

Es la situación objetivo a alcanzar como consecuencia de su ejecución (creación, transformación o mejora de la situación inicial).

Resultados del Proyecto

Es el producto, bien o servicio que se materializa con su ejecución.

Metas del Proyecto

Es la determinación cualitativa y cuantitativa del bien, servicio o indicador que se espera obtener.

Acciones Centralizadas:

Son aquellas que no es posible definir en términos de proyectos, pero necesarias para garantizar el funcionamiento de las Instituciones Públicas, así como el cumplimiento de otros compromisos del Estado. Sus recursos no son directamente asociables a un único proyecto. Se constituye como una categoría presupuestaria al mismo nivel de los proyectos.

Tanto los proyectos como las acciones centralizadas se desagregan en categorías presupuestarias de menor nivel, denominadas Acciones Específicas.

Las acciones específicas en el proyecto, son aquellas operaciones concretas, suficientes, medibles y cuantificables anualmente, necesarias para lograr el resultado esperado.

Las acciones específicas en la acción centralizada, detallan las actividades que realiza la Institución en pro de su funcionamiento, así como el cumplimiento de otros compromisos del Estado.

Los créditos presupuestarios de las acciones específicas, suman a la categoría presupuestaria de mayor nivel a la cual están asociadas.

Metas de las Acciones Específicas:

Es la determinación cualitativa y cuantitativa del bien, servicio o indicador que se espera obtener.

Tipo de Acciones Centralizadas:

Acción Centralizada: Dirección y Coordinación de los Gastos de los Trabajadores

Son aquellas que permiten la administración de los recursos asignados a los gastos de los trabajadores, de conformidad con el ordenamiento jurídico vigente y las convenciones colectivas de trabajo.

Acción Específica: Asignación y Control de los Recursos para Gastos de los Trabajadores

Ejecución de los créditos presupuestarios para sufragar los gastos de los trabajadores, adscritos a los órganos o entes de la administración pública.

Imputación Presupuestaria: Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en las partidas 4.01 "Gastos de Personal", 4.03 "Servicios no Personales" en lo correspondiente al adiestramiento y el IVA. **(Ver anexo: Partidas Válidas por Acciones Específicas de las Acciones Centralizadas)**.

- *Responsable / Ejecutor:* Dependencia Administrativa señalada en la estructura presupuestaria.

- *Responsable Operativo:* Unidad ejecutora local y unidad administradora central o desconcentrada, señalada en el estructura financiera del presupuesto.

Acción Centralizada: Gestión Administrativa

Son aquellas relacionadas con el funcionamiento institucional, excepto las que corresponden a la Dirección y Coordinación de los Gastos de los Trabajadores. Estas incluyen acciones, entre otras, las transferencias a entes públicos no relacionadas con los proyectos, a instituciones y personas naturales privadas y a organismos internacionales en cumplimiento de los acuerdos suscritos.

Acción Específica: Apoyo Institucional a las Acciones Específicas de los Proyectos del Organismo
Ejecución de los créditos presupuestarios para sufragar los gastos de funcionamiento conformados, entre otros, por la adquisición de bienes y servicios, apoyo jurídico, informático, organización y sistema, reclutamiento y selección de personal, registro y auditoria interna.

<u>Imputación Presupuestaria:</u> Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en las partidas: 4.02. "Materiales, Suministros y Mercancías", 4.03 "Servicios no Personales", 4.04 "Activos Reales", 4.05 "Activos Financieros", 4.07 "Transferencias y Donaciones", 4.08 "Otros Gastos", 4.11 "Disminución de Pasivos" y 4.12 "Disminución de Patrimonio".

Acción Específica: Apoyo Institucional al Sector Privado y al Sector Externo
Transferencias de recursos presupuestarios a personas jurídicas y naturales como asistencia económicas para sufragar sus gastos. Así como, cumplir con las obligaciones con organismos internacionales.

- *Responsable Ejecutor:* Dependencia Administrativa señalada en la estructura presupuestaria.

Imputación Presupuestaria: Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en la partidas: 4.05 "Activos Financieros" y 4.07 "Transferencias y Donaciones".

Acción Específica: Apoyo Institucional al Sector Público
Transferencias de recursos presupuestarios a los entes descentralizados de la administración pública, para sufragar sus gastos de funcionamiento no vinculados a los proyectos del órgano de adscripción.

Imputación Presupuestaria: Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General, en las partidas 4.05 "Activos Financieros" y 4.07 "Transferencias y Donaciones".

- *Responsable Ejecutor:* Dependencia Administrativa señalada en la estructura presupuestaria.

- *Responsable Operativo:* Unidad ejecutora local y unidad administradora central o desconcentrada, señalada en el estructura financiera del presupuesto.

Acción Centralizada: Previsión y Protección Social
Son aquellas que permiten la administración de los recursos asignados a los gastos de los pensionados y jubilados, de conformidad con el ordenamiento jurídico vigente y las convenciones colectivas de trabajo.

Acción Específica: Asignación y Control de los Recursos para Gastos de los Pensionados y Jubilados

Ejecución de los créditos presupuestarios para sufragar los gastos de los pensionados y jubilados, adscritos a los órganos o entes de la administración pública.

Imputación Presupuestaria: Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en las partidas 4.07. "Transferencias y Donaciones"

- *Responsable Ejecutor:* Dependencia Administrativa señalada en la estructura presupuestaria.

- *Responsable Operativo:* Unidad ejecutora local y unidad administradora central o desconcentrada, señalada en el estructura financiera del presupuesto.

Acción Centralizada: Asignaciones Predeterminadas

Son aquellas que implican transferencia que debe realizar la **Administración Central**, de conformidad con la Constitución y el ordenamiento jurídico vigente.

Acción Específica: Asignación y control de los Aportes Constitucionales y Legales.
Ejecución de los créditos presupuestarios para transferir los aportes constitucionales y legales. En el caso del aporte al Sistema de Justicia, debe considerarse que la inclusión y el financiamiento de las acciones de los organismos involucrados, se discriminarán en cada una de las Acciones Centralizadas y Específicas señaladas en el presente documento, según corresponda.

Imputación presupuestaria: Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en las partidas 4.07. "Transferencias y Donaciones". Se debe señalar la relación de los órganos y entes receptores.

- *Responsable Ejecutor:* Dependencia Administrativa señalada en la estructura presupuestaria.

- *Responsable Operativo:* Unidad ejecutora local y unidad administradora central o desconcentrada, señalada en el estructura financiera del presupuesto.

Acción Centralizada: Dirección y Coordinación del Servicio de la Deuda Pública Nacional

Son aquellas que permiten la administración de los recursos asignados a la cancelación de la deuda pública, adquirida de acuerdo con la Ley Orgánica de la Administración Financiera del Sector Público; así como, lo correspondiente a la disminución de otros pasivos de conformidad con el ordenamiento jurídico vigente.

Acción Específica: Asignación y Control de los Recursos para el Servicio de la Deuda Pública Nacional.

Ejecución de los créditos presupuestarios para cancelar la deuda pública.

Imputación presupuestaria: Monto de los créditos asignados en la Ley de Presupuesto y su Distribución General en las partidas 4.10. "Servicio de la Deuda Pública", 4.05 "Activos Financieros" y 4.07 "Transferencias y Donaciones". En estas dos últimas, las asignaciones para cancelar deuda.

- *Responsable / Ejecutor:* Dependencia Administrativa señalada en la estructura presupuestaria.

- *Responsable Operativo:* Unidad ejecutora local y unidad administradora central o desconcentrada, señalada en el estructura financiera del presupuesto.

Acción Centralizada: Otras

Todas aquellas acciones que responden al cumplimiento de la misión y funciones asignadas en la Ley Orgánica de la Administración Pública Nacional y otras disposiciones legales. Así como, aquellas para apoyar las acciones específicas de los proyectos asignados por la autoridad con competencia para ello.

También incluye las relacionadas con las de defensa y seguridad del Estado, cuyos gastos los tipifica la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal.

Acciones Específicas: Las determinadas según el propósito de las acciones centralizadas.

Glosario de Términos

Este glosario tiene por finalidad definir al lector usuario, los términos presupuestarios más usados en los instructivos de formulación presupuestaria.

Administración Pública: Conjunto de Órganos y Entes que conforman el sector público: La República, Los Estados, El Distrito Metropolitano, Los Distritos, Los Municipios, Los Institutos Autónomos, Las Sociedades Mercantiles donde la República tenga participación igual o mayor al 50%, Las Fundaciones y asociaciones civiles y demás instituciones constituidas con fondos públicos o dirigidas por personas con competencia otorgada por el sector público.

Ahorro: Excedente del ingreso corriente con respecto al gasto corriente. Vincula la cuenta Corriente con la cuenta de capital. Al ahorro se le califica como neo o bruto, según haya sido o no, incluida previamente la depreciación en el cálculo del gasto corriente.

Amortización: son las reducciones graduales de la deuda a través de pagos periódicos sobre el capital recibido en préstamo o recuperación de los fondos invertidos.
En los activos intangibles, refiere a la parte del costo de dicho activo que debe ser absorbido dentro de los gastos de los ejercicios económicos que resulten beneficiados del mismo.

Balance General: Es un estado financiero que muestra los bienes, derechos y obligaciones que tiene una persona jurídica, a una fecha determinada.

Cuenta Ahorro Inversión: Balance de cuentas que presenta la formación de capital (débitos) y los recursos utilizados para su financiamiento (créditos). En sentido amplio este concepto también se usa para designar la metodología que permite mostrar como se forma el ahorro y la inversión y su financiamiento.

Cuenta Corriente: Balance de cuentas que muestra en sus debitos los gastos corrientes y en sus créditos los ingresos corrientes. Su resultado indica el ahorro o desahorro.

Cuenta de Capital: Balance de cuentas que muestra en sus debitos, la formación de capital y en sus créditos, los recursos auto-generados para financiarlos y las transferencia recibidas con ese destino. Su resultado indica el déficit o superávit financieros.

Cuenta de Financiamiento: Balance de cuentas que relaciona los flujos de los activos financieros con los del pasivo financiero. En esta cuenta el superávit o déficit representa la diferencia entre los orígenes (disminución de activos financieros y/o incremento de pasivos) y las aplicaciones (incremento de activos financieros y/o disminución de pasivos).

Déficit Financiero: Se presenta cuando la suma de gastos corrientes más los gastos de capital es superior a la suma de ingresos corrientes más los recursos de capital

Depreciación: Es la recuperación periódica de una parte de la inversión hecha en un activo fijo tangible.

Desahorro: Surge cuando el gasto corriente supera al ingreso corriente de la entidad, nivel institucional, región o sector.

Entes Descentralizados Funcionalmente Sin Fines Empresariales: Organismos del Gobierno que funcionan en forma descentralizada y tienen competencia especial en determinado ámbito jurisdiccional, producen bienes o servicios, generalmente de carácter indivisible y orientados al consumo colectivo y por lo tanto no destinados al mercado, no percibiendo por los mismos un precio o tarifa indemnizatorio de sus costos de producción.

Estados Financieros: Conjunto de reportes contables que revelan información sobre la situación económica y financiera de los entes públicos, entre los cuales destacan el balance general, el estado de resultados, el estado de movimientos de las cuentas del patrimonio y estado de flujo de efectivo.

Estado de Resultado o Estado de Pérdidas y Ganancias: Es un estado financiero donde se muestran los ingresos y egresos, así como el resultado de las operaciones que realizó una persona jurídica a una fecha determinada.

Fuentes Financieras: Incremento de los pasivos y disminución de los activos de carácter financiero.

Gastos Corrientes: Comprenden: los gastos de consumo u operación, la renta de la propiedad y las transferencias otorgadas a los otros componentes del sistema económico para financiar gastos de esas características.

Gastos de Capital: Comprenden: los gastos directamente destinados a la inversión real o intangible no financiera y las transferencias de capital que se efectúen con ese propósito a los otros componentes del sistema económico.

Gastos de Consumo: Agrupa los rubros de gastos que tienen relación directa con las actividades que realiza la entidad para el cumplimiento de sus objetivos principales.

Gastos de Operación: Agrupa los rubros de costos y gastos que tienen relación directa con las actividades que realiza la entidad para el cumplimiento de sus objetivos principales. No incluye costos financieros, impuestos directos y subsidios.

Ingresos Corrientes: Son los que provienen de los ingresos propios no tributarios y las transferencias recibidas para financiar gastos corrientes, sean ordinarios o extraordinarios.

Ingresos de Capital: Recursos provenientes de la venta de activos fijos o intangibles, la disminución de existencias, el incremento de la depreciación acumulada y de otras previsiones y reservas. Así como las transferencias recibidas con el objeto de financiar gastos de capital o aplicaciones financieras. No incluye los recursos provenientes de la disminución de activos financieros y de incrementos de pasivos.

Instituciones Públicas Financieras: Entes Descentralizados en los que el Estado posee el cincuenta por ciento (50%) o más de participación accionaría o composición patrimonial, que desarrollan una actividad de intermediación financiera (captación de recursos, otorgamiento y recuperación de préstamos, financiamiento y programas especiales, etc.), sean con carácter empresarial o no.

Recursos: Totalidad de los medios que se dispone para financiar el presupuesto de una entidad, nivel institucional, región o sector. Están constituidos por la suma de ingresos corrientes, recursos de capital y fuentes de financieras.

Superávit Financiero: Se presenta cuando los ingresos corrientes más los recursos de capital son superiores a los gastos corrientes más los gastos de capital. Indican también el resultado de la cuenta de capital cuando los créditos son mayores a los débitos.

2. MARCO LEGAL

Con el fin de dar a conocer el ordenamiento jurídico por el cual se debe regir la formulación de los presupuestos de las Instituciones de Educación Universitaria, a continuación enumeramos algunos artículos esenciales para este proceso.

Ordenamiento Jurídico	Artículos
Constitución de la República Bolivariana de Venezuela	313 y 315
Ley Orgánica de la Administración Pública (LOAP)	20, 29
Ley Orgánica de la Administración Financiera del Sector Público (LOAFSP)	6, 7, 9, 14, 16, 18, 33, 35, 36, 37, 38, 39, 40, 41 y 42
Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público	2, 3, 4, 5, 6, 7, 8 (Numerales: 2, 4, 8 y 9), 9, 22, 24, 27, 33, 34 y 35
Ley Orgánica de Planificación Pública Popular	44, 45, 52, 53 y 54
Ley de Universidades y su Reglamento	20 (Numerales 7 y 8)
Decreto con Rango, Valor y Fuerza de Ley de Reforma Parcial de la Ley Orgánica de Creación de la Comisión Central de Planificación, publicado en la Gaceta Oficial N° 39.604 del 28 de enero de 2011. Decreto N° 8006 de fecha 18-01-2011	4, 5, 6, 10, 11, 12
Disposiciones Generales	Ley de Presupuesto Vigente

3. DIRECTRICES GENERALES

El órgano de adscripción deberá suministrarle a sus entes descentralizados sin fines Empresariales Financieros y No Financieros, conjuntamente con el oficio de asignación de recursos para el año objeto de la formulación, las directrices en materia de Planificación, relacionadas con el ámbito de acción de sus entes adscritos; así como los lineamientos de Política Presupuestaria emanados por la ONAPRE, para su consideración en la fase de Formulación del Presupuesto.

El Presupuesto deberá responder a los criterios de disciplina, calidad, eficiencia, optimización, productividad y racionalización del gasto y estará estrechamente vinculado a los lineamientos de la Comisión Central de Planificación.

Gastos de Personal

Los entes procurarán que los gastos en materia de personal, sean semejantes a los que deben ser ejecutados en el año, incorporando los ajustes de sueldos y salarios acordados en el año precedente. La incorporación de personal por necesidades de servicios, deberá ser cubierta mediante la reasignación de recursos de otras áreas de funcionamiento y a través de una utilización racional del recurso humano disponible.

Los proyectos de presupuesto del ente contendrá toda la información relativa a las Convenciones Colectivas y todo incremento en las escalas de sueldos y salarios deberá estar debidamente aprobados por el Ministerio del Poder Popular de Planificación y Finanzas y contar con las disponibilidades presupuestarias para su implementación.

Los entes deben tomar en consideración en el presente instructivo, las nuevas partidas que se crearon, según el Clasificador Presupuestario de Recursos y Egresos, para la imputación de remuneración, asignación, cualquiera sea su denominación o método de cálculo, tenga o no carácter salarial, siempre que pueda evaluarse en efectivo y que corresponda a los altos funcionarios, altas funcionarias, personal de alto nivel y de dirección del Poder Público y de elección popular, con ocasión a la prestación de su servicio. (Ley Orgánica de Emolumentos, Pensiones y Jubilaciones de los Altos Funcionarios y Altas Funcionarias del Poder Público).

Impuesto al Valor Agregado (IVA)

Se debe prever en el documento presupuestario, las erogaciones que se originen de la aplicación de la Ley de Impuesto al Valor Agregado.

Asignaciones para Proyectos de Infraestructura

En materia de proyectos de infraestructura o construcción de obras, se debe garantizar la continuidad de aquellos que se encuentran en ejecución y el mantenimiento de los existentes.

Derechos de Importación y Servicios Aduaneros del Sector Público

En consideración a la decisión del Ejecutivo Nacional de que todas las Instituciones del Sector Público paguen los derechos y servicios aduaneros que generen sus importaciones, dichos organismos deberán contemplar en sus proyectos de presupuesto los créditos presupuestarios que le permitan cumplir con esta obligación.

Limitaciones en los Gastos Públicos

De acuerdo a lo establecido en el artículo 49 de la Ley Orgánica de la Administración Financiera del Sector Público (LOAFSP), los entes no podrán adquirir compromisos por contratos de obras de servicios ó laborales, que no tengan créditos presupuestarios para cubrirlos. En este sentido, las unidades responsables de la elaboración del presupuesto deberán garantizar que los gastos esenciales de la institución tengan el financiamiento asegurado, a fin de evitar que se generen insuficiencias en la etapa de ejecución del presupuesto.

Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007 – 2013

Las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación: definen de manera explícita los objetivos, estrategias y políticas, en los cuales deberán enmarcarse los proyectos de los órganos y sus entes adscritos, durante el proceso de Formulación del Presupuesto.

Desarrollo de la Nueva Ética Socialista

La Nueva Ética Socialista es la refundación ética y moral de la nación, que hunde sus raíces en la fusión de los valores y principios de lo más avanzado de las corrientes humanistas del socialismo y de la herencia histórica del pensamiento de Simón Bolívar. La Nueva Ética Socialista es la superación de la ética del capital para crear la conciencia revolucionaria bajo una nueva moral colectiva, que sólo puede ser alcanzada mediante la dialéctica de la lucha por la transformación material de la sociedad y el desarrollo de la espiritualidad.

Construcción de la Suprema Felicidad Social

La Suprema Felicidad Social es la visión de largo plazo que tiene como punto de partida la construcción de una estructura social incluyente, formando una nueva sociedad de incluidos, un nuevo modelo social, productivo, socialista, humanista, endógeno, donde todos vivamos en similares condiciones rumbo a lo que decía Simón Bolívar: la suprema felicidad social.

Profundización de la Democracia Protagónica Revolucionaria

Es la expresión genuina y auténtica de la verdadera democracia. Es la soberanía popular que se hace tangible en el ejercicio de la voluntad popular, donde los ciudadanos personificarán y ejercerán siempre los mecanismos sustantivos del poder político, el cual está siempre orientado al bienestar de todos. Los cambios deben estar orientados a la construcción de una comunidad, dejando de lado el individualismo y el egoísmo, en ese sentido el poder debe ser ejercido bajo el sustento moral y colectivo obligando que las acciones de sus asociados estén guiadas por la justicia y por principios de igualdad.

Establecimiento de un Modelo Productivo Socialista

Es el nuevo modelo productivo social orientado hacia la eliminación de la división social del trabajo y su estructura jerárquica actual, que permita la satisfacción de necesidades básicas y no la producción y acumulación de riquezas. El modelo productivo responderá primordialmente a las necesidades humanas y estará menos subordinado a la reproducción de capitales. El Estado conservará el control total de las actividades productivas que sean de valor estratégico para el desarrollo del país y el desarrollo multilateral de las necesidades y capacidades productivas del individuo social.

Construcción de una Nueva Geopolítica Nacional

Es una nueva organización socio territorial del Estado la cual se inscribe en un horizonte temporal de mediano y largo plazos, requiriéndose esfuerzos sostenidos y coherentes de gestión pública, planificación estratégica y movilización de actores políticos y fuerzas sociales con una visión geoestratégica compartida, en función de logar un nuevo sistema económico productivo, diversificado e integrado, tanto funcionalmente como territorialmente, así como la inclusión social bajo regímenes de producción social, cooperativos, asociativos y solidarios donde la participación protagónica y corresponsable asigne las nuevas relaciones de producción cuyos resultados sean acumulables y favorezcan la modificación de nuevos patrones de asentamiento.

Convertir a Venezuela en una Potencia Energética Mundial

El acervo energético del país posibilita una estrategia que combina el uso soberano del recurso con la integración regional y mundial. El petróleo continuará siendo decisivo para la captación de recursos del exterior, la generación de inversiones productivas internas, la satisfacción de las propias necesidades de energía y la consolidación del Modelo Productivo Socialista.

Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

Es la estrategia de conducción multipolar de la política mundial, que se aplica mediante la diversificación de las relaciones políticas, económicas y culturales, para la creación de nuevos bloques de poder atendiendo las particularidades, de acuerdo al establecimiento de áreas de interés geoestratégicas. Contribuir a la construcción de un mundo multipolar y el surgimiento de nuevos polos de poder que representen el quiebre del imperialismo norteamericano, en la búsqueda de la justicia social, la solidaridad y las garantías de paz bajo la profundización del diálogo fraterno entre los pueblos, el respeto de las libertades de pensamiento, religión y autodeterminación de los pueblos.

4. NORMAS PARA LA FORMULACIÓN DEL PRESUPUESTO

A continuación se señala la normativa a tener en cuenta para el momento de elaborar el proyecto de presupuesto.

A. El Presupuesto de Recursos deberá contener:

- El aporte correspondiente del Ejecutivo Nacional – Ministerio del Poder Popular para la Educación Universitaria.
- Los recursos provenientes de las actividades propias del Ente.
- Las transferencias provenientes de otros Organismos Públicos (Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU), Gobernaciones, Alcaldías, entre otros).
- Las disponibilidades de activos financieros que se utilizarán en el ejercicio.
- Los recursos provenientes de las operaciones de crédito público, siempre que, para la fecha de elaboración del Proyecto de Presupuesto, las mismas hayan cumplido los requisitos establecidos en la Ley Orgánica de la Administración Financiera del Sector Público (LOAFSP).
- Los incrementos de cuentas y efectos por pagar, de otros pasivos y del patrimonio.
- Cualquier otro aporte que sea procedente según los actos de creación.

B. Los proyectos de presupuesto deberán formularse utilizando el momento del devengado y causado para las transacciones como base contable, bien sea para los ingresos como para los gastos respectivamente.

En virtud a que las normas generalmente aceptadas de Contabilidad, los gastos causados y los ingresos devengados, se utilizarán para la preparación de los Estados Financieros (Estado de Resultados, Balance General, Resumen de Inversiones, Relación de Deudas).

Sólo serán registrados para el Presupuesto de Caja y/o Flujo de Efectivo, los ingresos como recaudados / liquidados y los gastos como pagados.

Para el registro de los gastos, se considera un gasto causado cuando nace la obligación de pago del ente a terceros, cuando dichos gastos sean ordenados por proyectos, acciones centralizadas y acciones específicas, a nivel de partidas, genéricas, específicas y sub-específicas.

En cuanto a los ingresos se considera devengado, cuando nace el derecho de percibir una contraprestación pecuniaria, en razón de la venta de bienes y servicios o de disposiciones legales.

C. Las Instituciones de Educación Universitaria deberán analizar los instructivos y formas incluidos en el presente documento, a fin de que la información suministrada sea transparente, adecuada y oportuna, según los lapsos de entrega establecidos en la Ley Orgánica de la Administración Financiera del Sector Público (LOAFSP) y su Reglamento N° 1.

Es importante destacar que, todos los formatos solicitado en el INSTRUCTIVO N° 19 deben incorporarse en el documento presupuestario a ser remitido a la ONAPRE, inclusive aquellos que no sean aplicables.

La información solicitada en el Instructivo N° 19, será el DOCUMENTO PRESUPUESTARIO FISICO, el cual debe conservar el orden de aparición de las formas establecido, debido a que en el proceso de revisión y análisis que realizarán las Oficina de Planificación del Sector Universitario (OPSU) y la Oficina Nacional de Presupuesto (ONAPRE), será cónsono con las normas de formulación previamente diseñadas por esas dependencias, así como con el orden contenido en el Instructivo N° 19.

D. Los proyectos de presupuesto deben expresar el Plan de la Nación y deben ser elaborados con base a los lineamientos que en tal sentido imparta el Órgano de Adscripción (Ministerio del Poder Popular para la Educación Universitaria – Consejo Nacional de Universidades), así como dar cumplimiento al Instructivo y sus formularios establecidos por la Oficina Nacional de Presupuesto (ONAPRE).

E. PARA EL PROCESO DE FORMULACIÓN, EJECUCIÓN, CONTROL Y EVALUACIÓN DEL PRESUPUESTO, SE UTILIZARÁN OBLIGATORIAMENTE LOS CLASIFICADORES PRESUPUESTARIO Y ECONOMICO ELABORADOS POR LA OFICINA NACIONAL DE PRESUPUESTO (ONAPRE), SEGÚN LO ESTABLECIDO EN LA LEY ORGÁNICA DE LA ADMINISTRACIÓN FINANCIERA DEL SECTOR PÚBLICO (LOAFSP).

F. El monto del presupuesto de gastos no podrá exceder el financiamiento previsto.

G. Los proyectos de presupuesto deben ser presentados a los Órganos de Adscripción (Ministerio del Poder Popular para la Educación Universitaria), para que verifiquen si han sido elaborados según lo previsto en el LITERAL D de estas normas.

H. Los Órganos de Adscripción (Ministerio del Poder Popular para la Educación Universitaria), deben remitir a la Oficina Nacional de Presupuesto (ONAPRE) los proyectos de presupuestos revisados según la fecha prevista por dicha Oficina.

I. La Oficina Nacional de Presupuesto hará las observaciones, cuando corresponda, y las comunicará al Ente responsable de la elaboración del presupuesto por intermedio del Órgano de Adscripción, para su incorporación y/o modificación en los proyectos de presupuesto.

J. Una vez ejecutados los cambios a los proyectos de presupuesto serán enviados nuevamente a través del Órgano de Adscripción a la Oficina Nacional de Presupuesto.

K. La INFORMACIÓN EN LOS ESTADOS FINANCIEROS en las columnas de los años anteriores denominados REAL y ÚLTIMO ESTIMADO, se deben considerar los siguientes criterios:

- LOS GASTOS CAUSADOS Y NO PAGADOS AL TREINTA Y UNO DE DICIEMBRE DE CADA AÑO SE PAGARAN DURANTE EL AÑO SIGUIENTE, CON CARGO A LA DISPONIBILIDAD EN CAJA Y BANCO EXISTENTE A LA FECHA SEÑALADA (ARTÍCULO 57 LOAFSP).
- **Último Año Estimado:** Comprende el presupuesto ejecutado a la fecha en que se registra el dato y la programación del período restante, contenida en el último presupuesto aprobado.

L. Los montos a registrarse en los diferentes formularios del Instructivo se expresarán en BOLÍVARES.

5. DISPOSICIONES GENERALES (PARA SU APROBACIÓN EN CONSEJO UNIVERSITARIO O SU EQUIVALENTE)

El Consejo Universitario y/o equivalente del Ente, en atención a lo dispuesto en el Ordinal 4°. Del Artículo 26 de la vigente Ley de Universidades, decreta las siguientes Disposiciones Generales en relación al Presupuesto de Ingresos y Gastos para el Ejercicio Fiscal Año:___________.

Artículo 1° Las unidades ejecutoras que tienen créditos acordados en el presente presupuesto, están obligadas a cumplir las metas previstas en los proyectos respectivos, en la medida en que se efectúen las erogaciones autorizadas en dichos Proyectos.

Los resultados de la ejecución física y financiera del presupuesto deberán ser informados a la Oficina de Planificación del Sector Universitario (OPSU) periódicamente, a fin de que se cumpla con lo establecido en el Numeral 9, Artículo 20 de la Ley de Universidades y en las "Normas para la Programación, Formulación, Ejecución y Control Presupuestario de las Universidades Nacionales.

Artículo 2° Con base en lo dispuesto en el Artículo 49 de la Ley Orgánica de la Administración Financiera del Sector Público y el Artículo 26, Numeral 5 de la Ley de Universidades, y en concordancia con las "Normas para la Programación, Formulación, Ejecución y Control Presupuestario de las Universidades Nacionales"; los créditos presupuestarios del Presupuesto de Gastos por Proyectos y Acciones Centralizadas constituyen los límites máximos de las autorizaciones para la ordenación de los gastos.

Artículo 3°. Los traspasos de los créditos presupuestarios originales entre Proyectos y Acciones Centralizadas, deberán ser solicitados por las Universidades mediante exposición de motivos razonada al Consejo Nacional de Universidades.

Artículo 4°. De acuerdo a lo establecido en la Ley Orgánica de la Contraloría General de la República, le corresponde a los órganos de control interno evaluar el sistema de control interno de la Universidad, con la finalidad de proponer a la máxima autoridad las recomendaciones para mejorarlo y aumentar la efectividad y eficiencia de la gestión administrativa. A su vez el Consejo Nacional de Universidades o el Ministerio del Poder Popular para la Educación Universitaria, para el caso de los Institutos y Colegios Universitarios, podrán solicitar los informes que se requieran, relacionados con la ejecución física y finalidad del presupuesto.

Artículo 5°. Los responsables de la ejecución de los proyectos, quedan encargados de cumplir y hacer cumplir en forma correcta lo programado en este Presupuesto de Ingresos y Gastos para el año ______.

Artículo 6°. Las Unidades de Planificación y Programación Presupuestaria de la Institución, realizarán una evaluación trimestral de la ejecución del los Presupuestos de las diferentes unidades ejecutoras, a fin de determinar el uso de los recursos financieros, así como el logro de las metas y objetivos programados.

(Fdo). (Fdo).

Rector o su Equivalente **Secretario o su Equivalente**

CAPÍTULO II

DESCRIPCIÓN DE FORMULARIOS

1. **Información General a Nivel del Ente**
2. **Información Financiera**
3. **Información a Nivel de Proyectos, Acciones Centralizadas y Acciones Específicas**
4. **Normas CNU**

CAPÍTULO II

DESCRIPCIÓN DE FORMULARIOS

1. Información General a Nivel del Ente

FORMA 1900 IDENTIFICACIÓN DEL ENTE

A. Objetivo

Obtener información de los principales aspectos que identifican al Ente.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Identifique el nombre del Ente y el año para el cual se presupuesta.
2 al 7	Indique la Razón Social, Sector al cual pertenece, Registro de Información Fiscal (RIF), Base Legal de Creación y sus Modificaciones, Forma Jurídica y Año de Inicio de Operaciones.
8 al 10	Describa brevemente la Actividad Principal, Misión y Visión que realiza el Ente en el cumplimiento de sus objetivos y metas.
11 al 17	Señale el Domicilio Legal, Ciudad, Entidad Federal, Número de Teléfono, Pagina Web, Fax y Código Postal.
18	Indique el Órgano de Adscripción al cual pertenece el Ente.
19	Señale los núcleos y extensiones que dispone el Ente, indicando su ubicación geográfica.
20	Registre la Oferta Académica por Áreas de Conocimientos y/o Carreras.
21 al 25	Indique el teléfono, fax, nombre y apellido y dirección electrónica de los responsables de las dependencias administrativas vinculadas con la elaboración del proyecto de presupuesto del Ente.
26 al 30	Registre los nombres, teléfonos, fax, ubicación y dirección electrónica según las Dependencias Administrativas, de los analistas responsables del presupuesto del Ente.
31 al 34	Indique según sea el caso, el nombre y dirección electrónica de las autoridades universitarias del Ente.

IDENTIFICACIÓN DEL ENTE

(1) ENTE:

EJERCICIO FISCAL AÑO:

(2) RAZÓN SOCIAL:	(3) SECTOR:	(4) RIF:

(5) BASE LEGAL DE CREACIÓN Y MODIFICACIONES	(6) FORMA JURÍDICA	(7)AÑO DE INICIO DE OPERACIONES:

(8) ACTIVIDAD PRINCIPAL:

(9) MISIÓN :

(10) VISIÓN:

(11) DOMICILIO LEGAL:

(12) CIUDAD	(13) ENTIDAD FEDERAL	(14) TELÉFONOS (Indicar Código de Área)	(15) PAGINA WEB	(16) FAX	(17) CÓDIGO POSTAL

(18) ÓRGANO DE ADSCRIPCIÓN:

(19) ESTRUCTURA DE NÚCLEOS Y/O EXTENSIONES:

(20) OFERTA ACADÉMICA POR ÁREAS DE CONOCIMIENTOS Y/O CARRERAS:

(21) DEPENDENCIAS VINCULADAS EN LA ELABORACIÓN DEL PRESUPUESTO	(22) TELÉFONO (Indicar Código de Área)	(23) FAX (Indicar Código de Área)	(24) NOMBRE DEL JEFE Y/O RESPONSABLE DE LA DEPENDENCIA	(25) DIRECCIÓN ELECTRÓNICA
Dirección de Planificacion y/o Presupuesto				
Dirección de Administración, Finanzas y/o Contabilidad				
Dirección de Recursos Humanos y/o Personal				
(26) Analistas Responsables del Presupuesto	(27) TELÉFONO (Indicar Código de Área)	(28) FAX (Indicar Código de Área)	(29) UBICACIÓN SEGÚN DEPENDENCIA ADMINISTRATIVA	(30) DIRECCIÓN ELECTRÓNICA

(31) CARGO Y NOMBRE DE LAS AUTORIDADES UNIVERSITARIAS

(32) PARA EL CASO DE LAS UNIVERSIDADES NACIONALES	**(33) NOMBRE**	**(34) DIRECCIÓN ELECTRÓNICA**
RECTOR		
VICE-RECTOR ACADÉMICO		
VICE-RECTOR ADMINISTRATIVO		
SECRETARIA ENCARGADA		
PARA EL CASO DE LOS INSTITUTOS Y/O COLEGIOS UNIVERSITARIOS	**NOMBRE**	**DIRECCIÓN ELECTRÓNICA**
DIRECTOR		
SUB-DIRECTOR ADMINISTRATIVO		
SUB-DIRECTOR ACADÉMICO		

FORMA: 1900

FORMA 1901 POLÍTICA PRESUPUESTARIA Y FINANCIERA

A. Objetivo

Obtener una versión resumida de la política presupuestaria y financiera del Ente para el ejercicio que se formula, de acuerdo a lo establecido en el artículo 34, numeral 1, letra a, del Reglamento N° 1 de la LOAFSP.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Contenido

La política presupuestaria y financiera debe contener un diagnóstico de las aspiraciones y necesidades del ente en términos de políticas y metas sectoriales, regionales e institucionales y de las acciones que se estiman realizar en el ejercicio fiscal objeto de la formulación, los logros esperados y el impacto proyectado, considerando para ello todos los recursos y los egresos previstos en las diferentes partidas presupuestarias.

Estas acciones deberán expresar la vinculación plan - presupuesto, con la finalidad de dar cumplimiento a las metas de desarrollo económico, social e institucional de la Nación.

Se compone de tres (3) partes, a saber:

- Política de Financiamiento.
- Política de Gastos y Aplicaciones Financieras: Explique brevemente las principales variaciones de los siguientes conceptos:

  Gastos de Funcionamiento
  Otros Gastos Corrientes
  Inversión-Transferencias
  Otros
- Cobertura de los servicios a prestar por el Ente.

1. **Política de Financiamiento**

Consiste en un análisis de la política de financiamiento del Ente, considerando las fuentes que alimentan el presupuesto de recursos, tales como: Transferencias y/o Donaciones por recibir del sector público o privado, por ejemplo: las transferencias provenientes de la República a través del Ministerio del Poder Popular para la Educación Universitaria, Aporte del Fondo de Pensiones y Jubilaciones del Personal Docente, Ingresos Propios (Ingresos por Cobro de Matrícula), Ingresos de la Propiedad (Alquileres), así como los movimientos de activos o pasivos financieros entre otros.

2. **Política de Gastos y Aplicaciones Financieras**

En atención a la políticas que dicte el Ejecutivo Nacional y las normas emanadas del Consejo Nacional de Universidades. La política de gastos estará orientada a la distribución de los créditos presupuestarios, necesarios para la realización de las metas y objetivos en las áreas de Enseñanza, Investigación y Extensión.

3. **Política de Cobertura de los Servicios a prestar por el Ente**

El Ente debe indicar la cobertura de la demanda a satisfacer, en función de los medios disponibles. Ejemplo: Matrícula de Pregrado, Matrícula de Postgrado, Becas, entre otros.

D. Instrucciones

CAMPO	*DESCRIPCIÓN*
1	Identifique el Ente y el año objeto del presupuesto.
2	Detallar la Política de Financiamiento.
3	Detallar la Política de Gastos y Aplicaciones Financieras.
4	Detallar la Política de cobertura de los servicios a prestar por el Ente.

POLÍTICA PRESUPUESTARIA Y FINANCIERA

(1) ENTE:	
EJERCICIO FISCAL AÑO:	
(2) POLÍTICA DE FINANCIAMIENTO:	
(3) POLÍTICA DE GASTOS Y APLICACIONES FINANCIERAS:	
(4) COBERTURA DE LOS SERVICIOS A PRESTAR:	

FORMA: 1901

FORMA 1902 RESUMEN DE LAS METAS POR PROYECTO

A. Objetivo

Presentar la información de las principales metas de acuerdo a la actividad principal del Ente, realizadas en los dos (2) años anteriores; así como también las que proyecta llevar a cabo en el año objeto del presupuesto.

NOTA: el resumen de las principales metas del ente, lo conforman aquellas metas que son ejecutadas en cada uno de los proyectos.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Identifique el Ente y el año para el cual se presupuesta.
2	Indique la denominación del proyecto
3	Señale la denominación de la unidad de medida de la meta que corresponda.
4	Registre la cantidad de las metas, cuando corresponda, realizadas en los años anteriores y para el año objeto de presupuesto **Los proyectos con metas sensibles al género, deben detallarse por Femenino y Masculino para luego totalizarse.** **Si la meta escogida NO es susceptible al género debe colocarse directamente en la columna de TOTAL.**

RESUMEN DE LAS METAS POR PROYECTO

(1) ENTE:

EJERCICIO FISCAL AÑO:

(2) DENOMINACIÓN	(3) Unidad de Medida	(4) AÑO REAL			AÑO ULTIMO ESTIMADO			AÑO PRESUPUESTADO		
		FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL
Proyecto 1	Meta 1.1									
Proyecto 2	Meta 2.1									
Proyecto 3	Meta 3.1									
:										
Proyecto n	Meta n.1									

FORMA: 1902

ONAPRE OPSU

Instructivo N° 19

FORMULACION DE LOS PRESUPUESTOS DE INGRESOS Y GASTOS DE LAS INSTITUCIONES DE EDUCACION UNIVERSITARIA

FECHA DE ACTUALIZACIÓN AGOSTO 2011

FORMAS 1903, 1904,1905 y 1906 RESUMEN MATRÍCULA DE PREGRADO Y POSTGRADO Y RESUMEN NUEVOS INSCRITOS DE PREGRADO Y POSTGRADO

A. Objetivo

Reflejar la información sobre la matrícula atendida de pregrado y postgrado durante los últimos dos (2) años y para el ejercicio fiscal objeto del presupuesto, así como la información sobre nuevos inscritos.

NOTA: Las matrículas de pregrado y postgrado, así como los nuevos inscritos, deben referirse a la información registrada al mes de diciembre del año correspondiente.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	*DESCRIPCIÓN*
1	Señale la denominación del Ente y el año para el cual se presupuesta.
2	Indique la facultad, escuela, carrera y/o equivalente.
3 a la 5	Señale el monto de la matrícula atendida desagregada por sexo (incluyendo los nuevos inscritos) para los últimos dos (2) años, así como para el año que se presupuesta.
6	Realice la sumatoria correspondientes a las columnas 3, 4 y 5, en función de la agrupación establecida.

ONAPRE OPSU	**Instructivo Nº 19** **FORMULACION DE LOS PRESUPUESTOS DE INGRESOS Y GASTOS DE LAS INSTITUCIONES DE EDUCACION UNIVERSITARIA**
FECHA DE ACTUALIZACIÓN	**AGOSTO 2011**

RESUMEN MATRÍCULA DE PREGRADO
CLASIFICADOS POR FACULTAD, ESCUELA Y CARRERA (O EQUIVALENTE)

(1) ENTE:

EJERCICIO FISCAL AÑO:

FACULTAD, ESCUELA Y CARRERA (O EQUIVALENTE)	AÑO REAL (3)			AÑO ÚLTIMO ESTIMADO (4)			AÑO PRESUPUESTADO (5)		
(2)	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
(6) TOTAL									

FORMA: 1903

NOTA: INCLUIR LOS NUEVOS INSCRITOS

RESUMEN NUEVOS INSCRITOS DE PREGRADO

CLASIFICADOS POR FACULTAD, ESCUELA Y CARRERA (O EQUIVALENTE)

(1) ENTE:

EJERCICIO FISCAL AÑO:

FACULTAD, ESCUELA Y CARRERA (O EQUIVALENTE)	AÑO REAL (3)			AÑO ÚLTIMO ESTIMADO (4)			AÑO PRESUPUESTADO (5)		
(2)	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
(6) TOTAL									

FORMA: 1904

ONAPRE

OPSU

Instructivo N° 19

FORMULACION DE LOS PRESUPUESTOS DE INGRESOS Y GASTOS DE LAS INSTITUCIONES DE EDUCACION UNIVERSITARIA

FECHA DE ACTUALIZACIÓN

AGOSTO 2011

RESUMEN MATRÍCULA DE POSTGRADO
CLASIFICADOS POR FACULTAD, ESCUELA Y CARRERA O EQUIVALENTE

(1) ENTE:

EJERCICIO FISCAL AÑO:

FACULTAD, ESCUELA Y CARRERA O EQUIVALENTE	AÑO REAL (3)			AÑO ÚLTIMO ESTIMADO (4)			AÑO PRESUPUESTADO (5)		
(2)	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
TOTAL ESPECIALIZACIÓN TÉCNICA									
TOTAL ESPECIALIZACIÓN									
TOTAL MAESTRÍA									
TOTAL DOCTORADO									
(6) TOTAL									

NOTA: INCLUYE LOS NUEVOS INSCRITOS POR ESPECIALIZACIÓN TÉCNICA, ESPECIALIDAD, MAESTRÍA Y DOCTORADO

FORMA: 1905

ONAPRE / OPSU	Instructivo N° 19 FORMULACION DE LOS PRESUPUESTOS DE INGRESOS Y GASTOS DE LAS INSTITUCIONES DE EDUCACION UNIVERSITARIA	FECHA DE ACTUALIZACIÓN AGOSTO 2011

RESUMEN NUEVOS INSCRITOS DE POSTGRADO
CLASIFICADOS POR FACULTAD, ESCUELA Y CARRERA O EQUIVALENTE

(1) ENTE:

EJERCICIO FISCAL AÑO:

FACULTAD, ESCUELA Y CARRERA O EQUIVALENTE	AÑO REAL (3)			AÑO ÚLTIMO ESTIMADO (4)			AÑO PRESUPUESTADO (5)		
(2)	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
TOTAL ESPECIALIZACIÓN TÉCNICA									
TOTAL ESPECIALIZACIÓN									
TOTAL MAESTRÍA									
TOTAL DOCTORADO									
(6) TOTAL									

FORMA: 1906

FORMAS 1907 y 1908 RESUMEN EGRESADOS DE PREGRADO Y POSTGRADO

A. Objetivo

Reflejar información sobre el número de egresados a nivel de pregrado y postgrado, durante los últimos dos (2) años y su estimación para el ejercicio fiscal objeto de presupuesto.

NOTA: La información debe referirse a la registrada al mes de diciembre del año correspondiente.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Señale la denominación del Ente y el año para el cual se presupuesta.
2	Indique la facultad, escuela, carrera y/o equivalente.
3 a la 5	Indique el número de egresados desagregados por sexo tanto en pregrado y postgrado, para los últimos dos (2) años y el programado para el año que se presupuesta.
6	Realice la sumatoria correspondientes a las columnas 3, 4 y 5, en función de la agrupación establecida.

ONAPRE

OPSU

Instructivo N° 19

FORMULACION DE LOS PRESUPUESTOS DE INGRESOS Y GASTOS DE LAS INSTITUCIONES DE EDUCACION UNIVERSITARIA

FECHA DE ACTUALIZACIÓN

AGOSTO 2011

RESUMEN EGRESADOS DE PREGRADO
CLASIFICADOS POR FACULTAD, ESCUELA Y CARRERA (O EQUIVALENTE)

(1) ENTE:

EJERCICIO FISCAL AÑO:

FACULTAD, ESCUELA Y CARRERA (O EQUIVALENTE)	AÑO REAL (3)			AÑO ÚLTIMO ESTIMADO (4)			AÑO PRESUPUESTADO (5)		
(2)	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
FACULTAD O EQUIVALENTE									
ESCUELA O EQUIVALENTE									
(6) TOTAL									

FORMA: 1907

RESUMEN EGRESADOS DE POSTGRADO
CLASIFICADOS POR FACULTAD, ESCUELA Y CARRERA O EQUIVALENTE

(1) ENTE:

EJERCICIO FISCAL AÑO:

FACULTAD, ESCUELA Y CARRERA (O EQUIVALENTE)	AÑO REAL (3)			AÑO ÚLTIMO ESTIMADO (4)			AÑO PRESUPUESTADO (5)		
(2)	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL	FEMENINO	MASCULINO	TOTAL
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
FACULTAD O EQUIVALENTE									
ESPECIALIZACIÓN TÉCNICA									
ESPECIALIZACIÓN									
MAESTRÍA									
DOCTORADO									
TOTAL ESPECIALIZACIÓN TÉCNICA									
TOTAL ESPECIALIZACIÓN									
TOTAL MAESTRÍA									
TOTAL DOCTORADO									
(6) TOTAL									

FORMA : 1908

FORMA 1909 ASIGNACIONES PRESUPUESTARIAS PARA BECAS

A. Objetivo

Obtener información desagregada, correspondiente al número de beneficiarios y los recursos asignados por el ente, para cubrir el programa de becas de los estudiantes, empleados y personal docente.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Identifique el Ente y el año para el cual se presupuesta.
2	Registre el número de beneficiarios y las asignaciones presupuestarias en bolívares enteros, por concepto de becas en cumplimiento de normas legales, convenios, contratos colectivos o decisiones administrativas a los estudiantes profesores y empleados para cursar estudios en distintos niveles, tanto dentro como fuera del país, para cada uno de los conceptos señalados, para los dos (2) últimos años y el año que se presupuesta.
3	Indique el total de las diferentes columnas.

NOTA: En referencia a los conceptos de becas, ayudantías, ayudas eventuales y preparadurías (asistencia para investigación), desagregar los montos a cancelar para ese beneficio en correspondencia con la estructura de la institución, apoyándose en el Proyecto "Sistemas de Apoyo al Desarrollo Estudiantil".

ASIGNACIONES PRESUPUESTARIAS PARA BECAS

(1) ENTE:

EJERCICIO FISCAL AÑO:

CONCEPTO	(2) RECURSOS ASIGNADOS					
	AÑO REAL		AÑO ÚLTIMO ESTIMADO		AÑO PRESUPUESTADO	
	N° de Beneficiarios	Asignación en Bolívares	N° de Beneficiarios	Asignación en Bolívares	N° de Beneficiarios	Asignación en Bolívares
BECAS (Especifique conceptos)						
AYUNDANTÍAS (Especifique conceptos)						
AYUDAS EVENTUALES (Especifique conceptos)						
PREPARADURÍA O ASISTENTE DE INVESTIGACIÓN (Especifique conceptos)						
EMPLEADOS (BECA ESTUDIO)						
PROFESORES (BECA ESTUDIO)						
(3) TOTAL						

FORMA: 1909

NOTA: En cada concepto debe desagregar los tipos de becas o ayudas que cancela la Institución

FORMA 1910 AYUDAS DIRECTAS Y SERVICIOS ESTUDIANTILES

A. Objetivo

Obtener información desagregada de los beneficios y ayudas directas que reciben, así como los servicios que son prestados a los estudiantes.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Identifique el Ente y el año para el cual se presupuesta.
2	Registre el número de beneficiarios y las asignaciones presupuestarias en bolívares enteros, en cada uno de los conceptos señalados en la forma, para los dos (2) últimos años y el año que se presupuesta.
3	Registre la modalidad del servicio prestado según la clasificación (1: Propio, 2: Contratado), número de bandejas servidas, número de beneficiarios y las asignaciones presupuestarias en bolívares enteros, en cada uno de los conceptos señalados en la forma, para los dos (2) años anteriores y el año que se presupuesta.
4	Registre la modalidad del servicio prestado según la clasificación (1: Propio, 2: Contratado), número de unidades, número de beneficiarios y las asignaciones presupuestarias en bolívares enteros, en cada uno de los conceptos señalados en la forma, para los dos (2) años y el año que se presupuesta.
5	Indique los totales de las diferentes columnas.

NOTA: La modalidad de servicio hace referencia a si éste es elaborado por la Institución en cuanto al servicio de comedor y/o si las unidades de transporte pertenecen a la Institución y/o si es contratado el bien o servicio, mediante la modalidad de concesión o subcontratado por un tercero.

AYUDAS DIRECTAS Y SERVICIOS ESTUDIANTILES

(1) ENTE:

EJERCICIO FISCAL AÑO:

CONCEPTO	(2) RECURSOS ASIGNADOS					
	AÑO REAL		AÑO ÚLTIMO ESTIMADO		AÑO PRESUPUESTADO	
	N° de Beneficiarios	Asignación en Bolívares	N° de Beneficiarios	Asignación en Bolívares	N° de Beneficiarios	Asignación en Bolívares
SERVICIOS MÉDICOS						
MEDICINA Y MATERIALES MÉDICO QUIRÚRGICOS Y DENTALES						
OTROS BENEFICIOS (Especificar)						
TOTAL (5)						

CONCEPTO	(3) RECURSOS ASIGNADOS											
	AÑO REAL				AÑO ÚLTIMO ESTIMADO				AÑO PRESUPUESTADO			
	Modalidad del Servicio Propio (1) Contratado (2)	N° de Bandejas Servidas	N° de Beneficiarios	Asignación en Bolívares	Modalidad del Servicio Propio (1) Contratado (2)	N° de Bandejas Servidas	N° de Beneficiarios	Asignación en Bolívares	Modalidad del Servicio Propio (1) Contratado (2)	N° de Bandejas Servidas	N° de Beneficiarios	Asignación en Bolívares
COMEDOR												
TOTAL (5)												

CONCEPTO	(4) RECURSOS ASIGNADOS											
	AÑO REAL				AÑO ÚLTIMO ESTIMADO				AÑO PRESUPUESTADO			
	Modalidad del Servicio Propio (1) Contratado (2)	N° de Unidades	N° de Beneficiarios	Asignación en Bolívares	Modalidad del Servicio Propio (1) Contratado (2)	N° de Unidades	N° de Beneficiarios	Asignación en Bolívares	Modalidad del Servicio Propio (1) Contratado (2)	N° de Unidades	N° de Beneficiarios	Asignación en Bolívares
TRANSPORTE												
TOTAL (5)												

FORMA: 1910

FORMA 1911 RECURSOS HUMANOS DEL ENTE CLASIFICADOS POR GÉNERO Y TIPO DE CARGOS

A. Objetivo

Presentar la información correspondiente al número de trabajadores y trabajadoras que laboran en el ente, clasificados por género y tipo de cargos, así como los montos de los respectivos sueldos y/o salarios "Básicos" y compensaciones expresados en bolívares enteros, para los años real, último estimado y el año objeto del presupuesto.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Registre la identificación del ente y año que se presupuesta.
2	Indica la denominación del tipo de cargo del personal que labora en el organismo. **<u>A continuación se describen cada uno de los rubros que integran la columna 3:</u>** **PERSONAL FIJO A TIEMPO COMPLETO:** Constituido por todo trabajador, cuya vinculación laboral está sujeta a un horario completo de trabajo y a una relación de tiempo de duración indeterminada. **PERSONAL FIJO A TIEMPO PARCIAL:** Constituido por los empleados y obreros cuya vinculación laboral está sujeta a un horario parcial de trabajo y a una relación de tiempo indeterminada. **PERSONAL CONTRATADO:** Constituido por aquel personal del ente cuya vinculación laboral está sometida a un período de tiempo limitado.

CAMPO	DESCRIPCIÓN
	ALTOS FUNCIONARIOS Y DE ELECCIÓN POPULAR, así como de ALTO NIVEL Y DE DIRECCIÓN: Referidos al personal indicado en la Ley de Emolumentos, Pensiones y Jubilaciones de los Altos Funcionarios y Altas Funcionarias del Poder Público, publicada en Gaceta Oficial N° 39.592 del 12 de Enero de 2011. **DIRECTIVO:** Referido al personal que no comprende la categoría anterior. **DOCENTE:** Referido al personal académico que desempeña labores de docencia e investigación. **ADMINISTRATIVO PROFESIONAL UNIVERSITARIO Y TÉCNICO SUPERIOR:** Personal que ha concluido sus estudios en una universidad, instituto o colegio universitario y que esté desempeñando un cargo administrativo que requiera formación a nivel de Educación Superior. **ADMINISTRATIVO DE APOYO:** Referido al personal auxiliar y de apoyo tales como: secretarias, asistentes administrativos, oficinistas, auxiliares, etc. **OBRERO:** Personal tipificado como tal en el manual descriptivo de cargos obreros vigente en el sector.
3 al 6	Indique el número de cargos desagregado por géneros (Femenino y Masculino), así como los Cargos Vacantes, expresando los montos en bolívares enteros de los sueldos y/o salarios "BÁSICOS y compensaciones, así como el monto total para el **AÑO REAL**, en cada uno de los rubros cuando corresponda.
7 al 10	Indique el número de cargos desagregado por géneros (Femenino y Masculino), así como los Cargos Vacantes, expresando los montos en bolívares enteros de los sueldos y/o salarios "BÁSICOS y compensaciones, así como el monto total para el **AÑO ÚLTIMO**

CAMPO	DESCRIPCIÓN
	ESTIMADO, en cada uno de los rubros cuando corresponda.
11 al 14	Indique el número de cargos desagregado por géneros (Femenino y Masculino), así como los Cargos Vacantes, expresando los montos en bolívares enteros de los sueldos y/o salarios "BÁSICOS y compensaciones, así como el monto total para el **AÑO PRESUPUESTADO**, en cada uno de los rubros cuando corresponda.
15	Indique la sumatoria de las columnas 3 a la 14.

OTRAS CONSIDERACIONES A TENER PRESENTE:

1. Los montos para el **Personal Fijo a Tiempo Completo**, debe corresponderse con la suma de las partidas y sub-partidas genéricas, específicas y sub-específicas siguientes:

Código	Denominación
4.01.01.01.00	Sueldos básicos personal fijo a tiempo completo.
4.01.01.10.00	Salarios a obreros en puestos permanentes a tiempo completo.
4.01.01.35.00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.01.36.00	Sueldo básico del personal de alto nivel y de dirección
4.01.02.01.00	Compensaciones previstas en las escalas de sueldos personal empleado fijo a tiempo completo.
4.01.02.03.00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo
4.01.02.06.00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular
4.01.02.07.00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección

2. Los montos para el **Personal Fijo a Tiempo Parcial**, debe corresponderse con la suma de las partidas y sub-partidas genéricas, específicas y sub-específicas siguientes:

Código	Denominación
4.01.01.02.00	Sueldos básicos personal fijo a tiempo parcial.
4.01.01.11.00	Salarios a Obreros fijos en puestos permanentes a tiempo parcial
4.01.02.02.00	Compensaciones previstas en las escalas de sueldos personal empleado fijo a tiempo parcial.

3. Los montos para el **Personal Contratado**, debe corresponderse con la suma de las sub-partidas genéricas, específicas y sub-específicas siguientes:

Código	Denominación
4.01.01.12.00	Salarios a obreros en puestos no permanentes.
4.01.01.18.00	Remuneraciones al personal contratado.

RECURSOS HUMANOS DEL ENTE
CLASIFICADOS POR GÉNERO Y TIPO DE CARGOS

(1) ENTE:

(EN BOLÍVARES)

TIPO DE CARGO	AÑO REAL							AÑO ULTIMO ESTIMADO							AÑO PRESUPUESTADO						
	Nº DE CARGOS				Monto Anual en Bolívares		TOTAL	Nº DE CARGOS				Monto Anual en Bolívares		TOTAL	Nº DE CARGOS				Monto Anual en Bolívares		TOTAL
	F	M	V	Total	SUELDOS Y SALARIOS	COMPENSACIONES		F	M	V	Total	SUELDOS Y SALARIOS	COMPENSACIONES		F	M	V	Total	SUELDOS Y SALARIOS	COMPENSACIONES	
(2)	(3)				(4)	(5)	(6)	(7)				(8)	(9)	(10)	(11)				(12)	(13)	(14)
PERSONAL FIJO A TIEMPO COMPLETO																					
ALTOS FUNCIONARIOS Y DE ELECCIÓN POPULAR																					
ALTO NIVEL Y DE DIRECCIÓN																					
DIRECTIVO																					
PROFESIONAL Y TÉCNICO																					
PERSONAL ADMINISTRATIVO																					
PERSONAL DOCENTE																					
PERSONAL DE INVESTIGACIÓN																					
PERSONAL MÉDICO																					
PERSONAL POLICIAL																					
OBRERO																					
PERSONAL FIJO A TIEMPO PARCIAL																					
DIRECTIVO																					
PROFESIONAL Y TÉCNICO																					
PERSONAL ADMINISTRATIVO																					
PERSONAL DOCENTE																					
PERSONAL DE INVESTIGACIÓN																					
PERSONAL MÉDICO																					
PERSONAL POLICIAL																					
OBRERO																					
PERSONAL CONTRATADO																					
DIRECTIVO																					
PROFESIONAL Y TÉCNICO																					
PERSONAL ADMINISTRATIVO																					
PERSONAL DOCENTE																					
PERSONAL DE INVESTIGACIÓN																					
PERSONAL MÉDICO																					
OBRERO																					
(15) TOTALES																					

FORMA: 1911

.- SIENDO "F": FEMENINO, "M": MASCULINO Y "V": VACANTE

.- INDICAR CONCEPTOS INCLUIDOS EN COMPENSACIONES

NOTA: El campo relacionado al personal de "ALTOS FUNCIONARIOS Y DE ELECCIÓN POPULAR" no aplica para las instituciones de educación universitaria.

FORMA 1912 CLASIFICACION DEL PERSONAL DEL ENTE POR ESCALA DE SUELDOS

A. Objetivo

Registrar la información de los empleados que laboran en el Ente según la vinculación laboral **(Tiempo Completo, Tiempo Parcial y Contratado),** agrupados en los rangos de escala indicados en el formato, para el año real, último estimado y el año programado objeto de presupuesto, en lo que corresponde a: número de cargos, sueldos, compensaciones y primas.

NOTA: La clasificación del personal en los diferentes rangos de escala, debe realizarse en función del sueldo básico mensual, para el año real, último estimado y presupuestado.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	*DESCRIPCIÓN*
1	Escriba la denominación del ente y el año objeto del presupuesto.
2	Señale marcando con una equis (X) en el recuadro correspondiente, los empleados en cargos a tiempo completo, a tiempo parcial o contratado. **SE ELABORARÁ UN FORMULARIO POR CADA TIPO DE VINCULACIÓN LABORAL.**
3 y 4	Señala los grupos y rangos de escala, en los cuales se agruparán y ubicaran al número de cargos, en función del sueldo "BÁSICO" mensual de los trabajadores adscritos al Ente.

CAMPO	DESCRIPCIÓN
5 al 8	Señale para el **AÑO REAL** el número de cargos y los montos en bolívares enteros de los sueldos "BÁSICOS", compensaciones y el total, en cada uno de los grupos de la escala de sueldos cuando corresponda.
9 al 12	Señale para el **AÑO ÚLTIMO ESTIMADO** el número de cargos y los montos en bolívares enteros de los sueldos "BÁSICOS" compensaciones y el total, en cada uno de los grupos de la escala de sueldos cuando corresponda.
13 al 16	Señale para el **AÑO PROGRAMADO** el número de cargos y los montos en bolívares enteros para los conceptos de sueldos "BÁSICOS", compensaciones y el total, por cada uno de los grupos de la escala de sueldos cuando corresponda.
17	Indique los totales desde la columna 5 a la 16

NOTA:

LA INFORMACIÓN REGISTRADA DEBE COINCIDIR CON LA SUMATORIA DE LAS COLUMNAS NÚMERO DE CARGOS, SUELDOS Y COMPENSACIONES DE LOS EMPLEADOS A TIEMPO COMPLETO, TIEMPO PARCIAL Y CONTRATADOS DE LA FORMA 1911.

CLASIFICACIÓN DEL PERSONAL DEL ENTE POR ESCALA DE SUELDOS

(1) ENTE:

(EN BOLÍVARES)

(2) Personal Fijo a Tiempo Completo [ ]

Personal Fijo a Tiempo Parcial [ ]

Personal Contratado [ ]

GRUPO	ESCALA	AÑO REAL				AÑO ÚLTIMO ESTIMADO				AÑO PRESUPUESTADO			
		Nº DE CARGOS	Monto Anual en Bolivares			Nº DE CARGOS	Monto Anual en Bolivares			Nº DE CARGOS	Monto Anual en Bolivares		
			SUELDO BÁSICO	COMPENSACIONES	TOTAL		SUELDO BÁSICO	COMPENSACIONES	TOTAL		SUELDO BÁSICO	COMPENSACIONES	TOTAL
(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)	(11)	(12)	(13)	(14)	(15)	(16)
I	HASTA _ 1.548												
II	1.549 _ 1.599												
III	1.600 _ 1.650												
IV	1.651 _ 1.701												
V	1.702 _ 1.752												
VI	1.753 _ 1.803												
VII	1.804 _ 1.854												
VIII	1.855 _ 1.905												
IX	1.906 _ 1.956												
X	1.957 _ 2.007												
XI	2.008 _ 2.058												
XII	2.059 _ 2.109												
XIII	2.110 _ 2.160												
XIV	2.161 _ 2.211												
XV	2.212 _ 2.262												
XVI	2.263 _ 2.313												
XVII	2.314 Y MAS												
(17) TOTALES													

FORMA: 1912

FORMA 1913 CLASIFICACION DEL PERSONAL DEL ENTE POR ESCALA DE SALARIOS

A. Objetivo

Registrar la información de los obreros que laboran en el Ente según la vinculación laboral **(Tiempo Completo, Tiempo Parcial y Contratado),** agrupados en los rangos de escala indicados en el formato, para el año real, último estimado y el año programado objeto de presupuesto, en lo que corresponde a: número de cargos, salarios, compensaciones y primas.

NOTA: La clasificación del personal en los diferentes rangos de escala, debe realizarse en función del salario básico mensual, para el año real, último estimado y presupuestado.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Escriba la denominación del ente y el año objeto del presupuesto.
2	Señale marcando con una equis (X) en el recuadro correspondiente, los obreros en cargos a tiempo completo, a tiempo parcial o contratado. **SE ELABORARÁ UN FORMULARIO POR CADA TIPO DE VINCULACIÓN LABORAL.**
3 y 4	Señala los grupos y rangos de escala, en los cuales se agruparán y ubicaran al número de cargos, en función del salario “BÁSICO” de los trabajadores adscritos al Ente.

CAMPO	DESCRIPCIÓN
5 a la 8	Señale para el **AÑO REAL** el número de cargos y los montos en bolívares enteros para los conceptos de salarios "BÁSICOS", compensaciones y el total, por cada uno de los grupos de la escala de salarios cuando corresponda.
9 a la 12	Señale para el **ÚLTIMO ESTIMADO** el número de cargos y los montos en bolívares enteros para los conceptos de salarios "BÁSICOS", compensaciones y el total, por cada uno de los grupos de la escala de salarios cuando corresponda.
13 al 16	Señale para el **AÑO PROGRAMADO** el número de cargos y los montos en bolívares enteros para los conceptos de salarios "BÁSICOS", compensaciones y el total, por cada uno de los grupos de la escala de salarios cuando corresponda.
17	Indique los totales desde la columna 5 a la 16.

NOTA:

LA INFORMACIÓN REGISTRADA DEBE COINCIDIR CON LA SUMATORIA DE LAS COLUMNAS DE NÚMERO DE CARGOS, SALARIOS Y COMPENSACIONES DE LOS OBREROS A TIEMPO COMPLETO, TIEMPO PARCIAL Y CONTRATADOS DE LA FORMA 1911.

CLASIFICACIÓN DEL PERSONAL DEL ENTE POR ESCALA DE SALARIOS

(1) ENTE:

(EN BOLÍVARES)

(2) Personal Fijo a Tiempo Completo ☐

Personal Fijo a Tiempo Parcial ☐

Personal Contratado ☐

GRUPO	ESCALA	AÑO REAL				AÑO ÚLTIMO ESTIMADO				AÑO PRESUPUESTADO			
		N° DE CARGOS	Monto Anual en Bolívares			N° DE CARGOS	Monto Anual en Bolívares			N° DE CARGOS	Monto Anual en Bolívares		
			SALARIO BÁSICO	COMPENSACIONES	TOTAL		SALARIO BÁSICO	COMPENSACIONES	TOTAL		SALARIO BÁSICO	COMPENSACIONES	TOTAL
(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)	(11)	(12)	(13)	(14)	(15)	(16)
I	HASTA _ 1.548												
II	1.549 _ 1.599												
III	1.600 _ 1.650												
IV	1.651 _ 1.701												
V	1.702 _ 1.752												
VI	1.753 _ 1.803												
VII	1.804 _ 1.854												
VIII	1.855 _ 1.905												
IX	1.906 _ 1.956												
X	1.957 _ 2.007												
XI	2.008 _ 2.058												
XII	2.059 _ 2.109												
XIII	2.110 _ 2.160												
XIV	2.161 _ 2.211												
XV	2.212 _ 2.262												
XVI	2.263 _ 2.313												
XVII	2.314 Y MAS												
(17) TOTALES													

FORMA: 1913

FORMA 1914 CLASIFICACION DEL PERSONAL DOCENTE Y DE INVESTIGACIÓN POR ESCALA DE SUELDOS Y TIEMPO DE DEDICACIÓN

A. Objetivo

Registrar la información del personal docente y de investigación que laboran en el Ente según la vinculación laboral **(Tiempo Completo, Medio Tiempo, Tiempo Convencional y Contratado),** agrupados en los rangos de escala indicados en el formato, para el año real, último estimado y el año programado objeto de presupuesto, en lo que corresponde a: número de cargos, sueldos, compensaciones y primas.

NOTA: la clasificación del personal docente en los diferentes rangos de escala, debe realizarse en función del sueldo básico mensual, para el año real, último estimado y presupuestado.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	*DESCRIPCIÓN*
1	Escriba la denominación del ente y el año objeto del presupuesto.
2	Señale marcando con una equis (X) en el recuadro correspondiente, el personal docente y de investigación en cargos a tiempo completo, tiempo parcial, tiempo convencional y contratado. **SE ELABORARÁ UN FORMULARIO POR CADA TIPO DE VINCULACIÓN LABORAL.**
3 y 4	Señala los grupos y rangos de escala, en los cuales se agruparán y ubicaran al número de cargos, en función del sueldo "BÁSICO" promedio mensual de los trabajadores adscritos al Ente.

CAMPO	DESCRIPCIÓN
5 al 8	Señale para el **AÑO REAL** el número de cargos, así como los montos en bolívares enteros por concepto de sueldos "BÁSICOS", compensaciones y el total, por cada uno de los grupos de la escala de sueldos cuando corresponda.
9 al 12	Señale para el **ÚLTIMO ESTIMADO** el número de cargos, así como los montos en bolívares enteros por concepto de sueldos "BÁSICOS", compensaciones y el total, por cada uno de los grupos de la escala de sueldos cuando corresponda.
13 al 16	Señale para el **AÑO PROGRAMADO** el número de cargos, así como los montos en bolívares enteros por concepto de sueldos "BÁSICOS", compensaciones el total, por cada uno de los grupos de la escala de sueldos cuando corresponda.
17	Indique los totales desde la columna 5 a la 16

CLASIFICACIÓN DEL PERSONAL DOCENTE Y DE INVESTIGACIÓN POR ESCALA DE SUELDOS Y TIEMPO DE DEDICACION

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

(2) Tiempo Completo ☐

Medio Tiempo ☐

Tiempo Convencional ☐

Contratado ☐

GRUPO	ESCALA	AÑO REAL				AÑO ÚLTIMO ESTIMADO				AÑO PRESUPUESTADO			
		Nº DE CARGOS	BOLÍVARES			Nº DE CARGOS	BOLÍVARES			Nº DE CARGOS	BOLÍVARES		
			SUELDO BÁSICO	COMPENSACIONES	TOTAL		SUELDO BÁSICO	COMPENSACIONES	TOTAL		SUELDO BÁSICO	COMPENSACIONES	TOTAL
(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)	(11)	(12)	(13)	(14)	(15)	(16)
I	HASTA _ 1.548												
II	1.549 _ 1.599												
III	1.600 _ 1.650												
IV	1.651 _ 1.701												
V	1.702 _ 1.752												
VI	1.753 _ 1.803												
VII	1.804 _ 1.854												
VIII	1.855 _ 1.905												
IX	1.906 _ 1.956												
X	1.957 _ 2.007												
XI	2.008 _ 2.058												
XII	2.059 _ 2.109												
XIII	2.110 _ 2.160												
XIV	2.161 _ 2.211												
XV	2.212 _ 2.262												
XVI	2.263 _ 2.313												
XVII	2.314 Y MAS												
(17) TOTAL													

FORMA: 1914

NOTA: EL TIEMPO COMPLETO INCLUYE DEDICACIÓN EXCLUSIVA

El personal docente contratado existente en los diferentes tiempos de dedicación, debe incluirse solamente en el formato destinado a reflejar al personal contratado

FORMA 1915 PERSONAL JUBILADO, PENSIONADO Y ASIGNACIÓN A SOBREVIVIENTE

A. Objetivo

Conocer el monto en bolívares enteros para el año real, último estimado y el presupuestado del Ente, correspondiente al personal pasivo desagregados por géneros (Femenino y Masculino) y bajo la clasificación de: docente, administrativo y obrero en condición de jubilado y/o pensionado, así como la asignación a sobrevivientes.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)
Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Señale la denominación del Ente y año que se presupuesta.
2	Registre el código de acuerdo a la clasificación y los conceptos indicados en el formulario.
4 a la 7	Indique el número personas, así como el monto anual en bolívares de la jubilación, pensión, asignación a sobreviviente, otras incidencias y total para el **AÑO REAL**.
8 a la 11	Indique el número de personas desagregadas por géneros (Femenino y Masculino), así como el monto anual en bolívares de la jubilación, pensión, asignación a sobreviviente, otras incidencias y total para el **ÚLTIMO ESTIMADO**.

CAMPO	DESCRIPCIÓN
12 a la15	Indique el número de personas desagregadas por géneros (Femenino y Masculino), así como el monto anual en bolívares de la jubilación, pensión, asignación a sobreviviente, otras incidencias y total para el **AÑO PROGRAMADO**.
16	Registre la sumatoria para cada una de las columnas desde la 4 a la 15.

CONSIDERACIONES A TENER PRESENTE:

El monto total del Personal Jubilado y/o Pensionado en los años respectivos, debe corresponderse con la suma de las partidas y sub-partidas genéricas, específicas y sub-específicas siguientes:

Código	Denominación
4.07.01.01.01	Pensiones
4.07.01.01.02	Jubilaciones
4.07.01.01.09	Aguinaldo al personal pensionado
4.07.01.01.10	Aportes a caja de ahorro del personal pensionado
4.07.01.01.11	Aportes al seguro de hospitalización, cirugía y maternidad del personal pensionado
4.07.01.01.12	Otras subvenciones socio – económicas del personal pensionado
4.07.01.01.13	Aguinaldos al personal jubilado
4.07.01.01.14	Aportes a caja de ahorro del personal jubilado
4.07.01.01.15	Aportes al seguro de hospitalización, cirugía y maternidad del personal jubilado
4.07.01.01.16	Otras subvenciones socio – económicas del personal jubilado
4.07.01.01.39	Pensiones por vejez, viudez y orfandad
4.07.01.01.41	Otras pensiones y demás prestaciones en dinero
4.07.01.01.47	Sobrevivientes por enfermedad común
4.07.01.01.48	Sobrevivientes por accidente común
4.07.01.01.49	Sobrevivientes por enfermedades profesionales
4.07.01.01.50	Sobrevivientes por accidente de trabajo
407.01.05.01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular

4.07.01.05.02	Pensiones del personal de alto nivel y de dirección
4.07.01.05.06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
4.07.01.05.07	Aguinaldos del personal pensionado de alto nivel y de dirección
4.07.01.05.11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
4.07.01.05.12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección
4.07.01.05.16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
4.07.01.05.17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección
4.07.01.05.98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados
4.07.01.05.99	Otras subvenciones o-económicas del personal pensionado de alto nivel y de dirección
4.07.01.06.01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular
4.07.01.06.02	Jubilaciones del personal de alto nivel y de dirección
4.07.01.06.06	Aguinaldos de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
4.07.01.06.07	Aguinaldos del personal jubilado de alto nivel y de dirección
4.07.01.06.11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
4.07.01.06.12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección
4.07.01.06.16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
4.07.01.06.17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección
4.07.01.06.98	Otras subvenciones de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados
4.07.01.06.99	Otras subvenciones del personal jubilado de alto nivel y de dirección

PERSONAL JUBILADO, PENSIONADO Y ASIGNACIÓN A SOBREVIVIENTE

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO	DENOMINACIÓN	AÑO REAL						AÑO ULTIMO ESTIMADO						AÑO PRESUPUESTADO					
		Nº de Personas			Monto Anual en Bolívares			Nº de Personas			Monto Anual en Bolívares			Nº de Personas			Monto Anual en Bolívares		
		F	M	Total	JUBILACIÓN PENSIÓN	INCIDENCIAS	TOTAL	F	M	Total	JUBILACIÓN PENSIÓN	INCIDENCIAS	TOTAL	F	M	Total	JUBILACIÓN PENSIÓN	INCIDENCIAS	TOTAL
(2)	(3)	(4)			(5)	(6)	(7)	(8)			(9)	(10)	(11)	(12)			(13)	(14)	(15)
	ALTOS FUNCIONARIOS Y DE ELECCIÓN POPULAR																		
	JUBILADO																		
	PENSIONADO																		
	ALTO NIVEL Y DE DIRECCIÓN																		
	JUBILADO																		
	PENSIONADO																		
	DIRECTIVO																		
	JUBILADO																		
	PENSIONADO																		
	DOCENTE																		
	JUBILADO																		
	PENSIONADO																		
	ASIGNACIÓN A SOBREVIVIENTE																		
	ADMINISTRATIVO																		
	PROFESIONAL Y TÉCNICO																		
	JUBILADO																		
	PENSIONADO																		
	ASIGNACIÓN A SOBREVIVIENTE																		
	APOYO																		
	JUBILADO																		
	PENSIONADO																		
	ASIGNACIÓN A SOBREVIVIENTE																		
	OBRERO																		
	JUBILADO																		
	PENSIONADO																		
	ASIGNACIÓN A SOBREVIVIENTE																		
	(16) TOTALES																		

FORMA: 1915

.- SIENDO "F": FEMENINO, "M": MASCULINO

NOTA: Los campos relacionados al personal de "ALTOS FUNCIONARIOS Y DE ELECCIÓN POPULAR" no aplica para las instituciones de educación universitaria.

FORMA 1916 ESCALA DEL PERSONAL JUBILADO

A. Objetivo

Presentar la información del número de personas en condición de jubilados, así como el monto anual en Bolívares Enteros de la asignación por concepto de jubilación para el año objeto de presupuesto.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Identificación del Ente y año que se presupuesta.
2 y 3	Indica los grupos y rangos de escala, en los cuales se clasifica al personal jubilado del Ente.
4	Registre el número de personas jubiladas (Incluyendo docentes, administrativos y obreros) de acuerdo a los grupos de la escala.
5	Señale el monto anual en bolívares por concepto de jubilación, de acuerdo a los rangos preestablecidos en el formato. **NO DEBE INCLUIRSE LOS MONTOS CORRESPONDIENTES A OTROS BENEFICIOS Y/O INDICIDENCIAS QUE PERCIBA EL PERSONAL PASIVO.**
6	Indique los totales de las columnas 4 y 5.

NOTA:

EL MONTO TOTAL DE LA COLUMNA 5, DEBE CORRESPONDERSE CON LA SUMATORIA DE LOS MONTOS POR CONCEPTO DE JUBILACIONES DEL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO INDICADO EN LA COLUMNA 13 DE LA FORMA 1915.

ESCALA DEL PERSONAL JUBILADO
(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

GRUPO	ESCALA			N° PERSONAS JUBILADAS	MONTO ANUAL DE LA JUBILACIÓN
(2)	(3)			(4)	(5)
I	HASTA	__	1.548		
II	1.549	__	1.599		
III	1.600	__	1.650		
IV	1.651	__	1.701		
V	1.702	__	1.752		
VI	1.753	__	1.803		
VII	1.804	__	1.854		
VIII	1.855	__	1.905		
IX	1.906	__	1.956		
X	1.957	__	2.007		
XI	2.008	__	2.058		
XII	2.059	__	2.109		
XIII	2.110	__	2.160		
XIV	2.161	__	2.211		
XV	2.212	__	2.262		
XVI	2.263	__	2.313		
XVII	2.314	Y	MAS		
(6) TOTALES					

FORMA: 1916

FORMA 1917 ESCALA DEL PERSONAL PENSIONADO

A. Objetivo

Presentar la información del número de personas en condición de pensionados, así como el monto anual en Bolívares Enteros de la asignación por concepto de pensión para el año objeto de presupuesto.

C. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Identificación del Ente y año que se presupuesta.
2 y 3	Indica los grupos y rangos de escala, en los cuales se clasifica al personal pensionado del Ente.
4	Registre el número de personas pensionadas (Incluyendo docentes, administrativos y obreros) de acuerdo a los grupos de la escala.
5	Señale el monto anual en bolívares por concepto de pensión, de acuerdo a los rangos preestablecidos en el formato. **NO DEBE INCLUIRSE LOS MONTOS CORRESPONDIENTES A OTROS BENEFICIOS Y/O INCIDENCIAS QUE PERCIBA EL PERSONAL PASIVO.**
6	Indique los totales de las columnas 4 y 5.

NOTA:

EL MONTO TOTAL DE LA COLUMNA 5, DEBE CORRESPONDERSE CON LA SUMATORIA DE LOS MONTOS POR CONCEPTO DE PENSIONES DEL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO INDICADO EN LA COLUMNA 13 DE LA FORMA 1915.

ESCALA DEL PERSONAL PENSIONADO

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

GRUPO	ESCALA			N° PERSONAS	MONTO ANUAL DE LA PENSIÓN
(2)	(3)			(4)	(5)
I	HASTA	_	1.548		
II	1.549	_	1.599		
III	1.600	_	1.650		
IV	1.651	_	1.701		
V	1.702	_	1.752		
VI	1.753	_	1.803		
VII	1.804	_	1.854		
VIII	1.855	_	1.905		
IX	1.906	_	1.956		
X	1.957	_	2.007		
XI	2.008	_	2.058		
XII	2.059	_	2.109		
XIII	2.110	_	2.160		
XIV	2.161	_	2.211		
XV	2.212	_	2.262		
XVI	2.263	_	2.313		
XVII	2.314	Y	MAS		
(6) TOTALES					

FORMA 1917

FORMA 1918 REMUNERACIONES Y BENEFICIOS SOCIO ECONÓMICOS DEL PERSONAL ACTIVO Y PASIVO

A. Objetivo

Reflejar información sobre los recursos asignados por el Ente en el año que se presupuesta, para cubrir las remuneraciones directas del personal activo, correspondiente a los conceptos de sueldos, salarios y los beneficios socioeconómicos básicos y complementarios, así como las asignaciones y demás incidencias indirectas del personal pasivo. **LA INFORMACIÓN SE OBTIENE POR LA NÓMINA DE PERSONAL DEL ENTE AUTORIZADA POR LA OPSU**.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Identificación del Ente y año que se presupuesta.
2	Indica la clasificación del personal de acuerdo a los tipos y categorías señalados.
3	Indique el N° de cargos desagregados por géneros, (Femenino, Masculino), así como los cargos vacantes, de acuerdo a la clasificación señalada.
4 a la 30	Registre las asignaciones presupuestarias en bolívares enteros, destinadas a cubrir los conceptos de gastos que se presentan en las columnas respectivas.
31 y 32	Indique los totales por filas y columnas.

NOTA: LA INFORMACIÓN REGISTRADA EN LAS COLUMNAS 3 Y 4, DEBE COINCIDIR EN LOS CONCEPTOS QUE CORRESPONDAN, CON LAS COLUMNAS 14 Y 15 DE LA FORMA 1911 Y CON LAS COLUMNAS 12 Y 13 DE LA FORMA 1915.

REMUNERACIONES Y BENEFICIOS SOCIOECONÓMICOS DEL PERSONAL ACTIVO Y PASIVO
(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLIVARES)

TIPO DE PERSONAL	N° DE CARGOS				SUELDOS Y SALARIOS	AGUINALDOS	BONO VACACIONAL	BONO ESCOLAR b/	BONO ALIMENTACIÓN c/	CAJA DE AHORROS	PRIMA POR HOGAR	PRIMA POR HIJOS
	F	M	V	TOTAL								
(2)	(3)				(4)	(5)	(6)	(7)	(8)	(9)	(10)	(11)
DOCENTE												
- ORDINARIOS												
DIRECTIVO												
INSTRUCTOR												
ASISTENTE												
AGREGADO												
ASOCIADO												
TITULAR												
- ESPECIALES												
CONTRATADOS												
INSTRUCTOR												
ASISTENTE												
AGREGADO												
ASOCIADO												
TITULAR												
AUXILIAR DOCENTE												
I												
II												
III												
IV												
V												
- INVESTIGADORES Y DOCENTES LIBRES												
- JUBILADO, PENSIONADO Y SOBREVIVIENTE												
ADMINISTRATIVOS												
- PROFESIONALES Y TÉCNICOS												
DIRECTIVO												
FIJO												
CONTRATADO												
JUBILADO, PENSIONADO Y SOBREVIVIENTE												
- APOYO												
FIJO												
CONTRATADO												
JUBILADO, PENSIONADO Y SOBREVIVIENTE												
OBREROS												
FIJO												
CONTRATADO												
JUBILADO, PENSIONADO Y SOBREVIVIENTE												
(32) TOTAL												

FORMA: 1918 - 1

NOTA: a/ ESPECIFICAR LOS CONCEPTOS
b/ SOLO PARA INSTITUTOS Y COLEGIOS UNIVERSITARIOS
c/ SE REFIERE A LOS GASTOS CONTEMPLADOS EN LA LEY PROGRAMA ALIMENTACION PARA LOS TRABAJADORES

REMUNERACIONES Y BENEFICIOS SOCIOECONÓMICOS DEL PERSONAL ACTIVO Y PASIVO
(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLIVARES)

TIPO DE PERSONAL	PRIMA POR CARGO	PRIMA POR ANTIGÜEDAD	PRIMA POR TRANSPORTE	PRIMA POR PROFESIONALIZACIÓN	BENEFICIOS ACADÉMICOS	FONDO DE JUBILACIONES	IPASME b/	SEGURO PARO FORZOSO	SSO	POLÍTICA HABITACIONAL	SEGURO HCM
(2)	(12)	(13)	(14)	(15)	(16)	(17)	(18)	(19)	(20)	(21)	(22)
DOCENTE											
- ORDINARIOS											
DIRECTIVO											
INSTRUCTOR											
ASISTENTE											
AGREGADO											
ASOCIADO											
TITULAR											
- ESPECIALES											
CONTRATADOS											
INSTRUCTOR											
ASISTENTE											
AGREGADO											
ASOCIADO											
TITULAR											
AUXILIAR DOCENTE											
I											
II											
III											
IV											
V											
- INVESTIGADORES Y DOCENTES LIBRES											
- JUBILADO, PENSIONADO Y SOBREVIVIENTE											
ADMINISTRATIVOS											
- PROFESIONALES Y TÉCNICOS											
DIRECTIVO											
FIJO											
CONTRATADO											
JUBILADO, PENSIONADO Y SOBREVIVIENTE											
- APOYO											
FIJO											
CONTRATADO											
JUBILADO, PENSIONADO Y SOBREVIVIENTE											
OBREROS											
FIJO											
CONTRATADO											
JUBILADO, PENSIONADO Y SOBREVIVIENTE											
(32) TOTAL											

FORMA: 1918 - 2

NOTA: a/ ESPECIFICAR LOS CONCEPTOS
b/ SOLO PARA INSTITUTOS Y COLEGIOS UNIVERSITARIOS
c/ SE REFIERE A LOS GASTOS CONTEMPLADOS EN LA LEY PROGRAMA ALIMENTACION PARA LOS TRABAJADORES

REMUNERACIONES Y BENEFICIOS SOCIOECONÓMICOS DEL PERSONAL ACTIVO Y PASIVO
(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLIVARES)

TIPO DE PERSONAL	SEGURO VIDA ACCIDENTE	SERVICIO MÉDICO	PRESTACIONES SOCIALES				PREVISIÓN SOCIAL	OTROS a/	TOTAL GENERAL
			ANTICIPOS	8,60%	FIDEICOMISO OBREROS	LIQUIDACIÓN			
(2)	(23)	(24)	(25)	(26)	(27)	(28)	(29)	(30)	(31)
DOCENTE									
- ORDINARIOS									
DIRECTIVO									
INSTRUCTOR									
ASISTENTE									
AGREGADO									
ASOCIADO									
TITULAR									
- ESPECIALES									
CONTRATADOS									
INSTRUCTOR									
ASISTENTE									
AGREGADO									
ASOCIADO									
TITULAR									
AUXILIAR DOCENTE									
I									
II									
III									
IV									
V									
- INVESTIGADORES Y DOCENTES LIBRES									
- JUBILADO, PENSIONADO Y SOBREVIVIENTE									
ADMINISTRATIVOS									
- PROFESIONALES Y TÉCNICOS									
DIRECTIVO									
FIJO									
CONTRATADO									
JUBILADO, PENSIONADO Y SOBREVIVIENTE									
- APOYO									
FIJO									
CONTRATADO									
JUBILADO, PENSIONADO Y SOBREVIVIENTE									
OBREROS									
FIJO									
CONTRATADO									
JUBILADO, PENSIONADO Y SOBREVIVIENTE									
(32) TOTAL									

FORMA: 1918 - 3

NOTA: a/ ESPECIFICAR LOS CONCEPTOS
b/ SOLO PARA INSTITUTOS Y COLEGIOS UNIVERSITARIOS
c/ SE REFIERE A LOS GASTOS CONTEMPLADOS EN LA LEY PROGRAMA ALIMENTACION PARA LOS TRABAJADORES

FORMA 1919 RESUMEN DE LOS RECURSOS HUMANOS

A. Objetivo

Presentar información consolidada del monto anual en bolívares enteros asignados en el presupuesto al personal (ACTIVO y PASIVO), de acuerdo a la clasificación establecida, para el año real, último estimado y año programado.

LA INFORMACIÓN SE OBTIENE DE LA NÓMINA DE PERSONAL AUTORIZADA POR LA OPSU PARA CADA UNO DE LOS AÑOS.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Identificación del Ente y año que se presupuesta.
2 y 3	Señale el número del personal y el monto anual en bolívares enteros asignados en el presupuesto para el año real.
4 y 5	Señale el número del personal desagregado por géneros (Femenino y Masculino), así como los cargos vacantes y el monto anual en bolívares enteros asignados en el presupuesto para el año último estimado.
6 y 7	Señale el número del personal desagregado por géneros (Femenino y Masculino), así como los cargos vacantes y el monto anual en bolívares enteros asignados en el presupuesto para el año objeto del presupuesto.
8	Indique la sumatoria de las columnas 2 a la 7

NOTA: LAS COLUMNAS 6 Y 7 DEBEN COINCIDIR CON LAS COLUMNAS 3 Y 31 DE LA FORMA 1918.

RESUMEN DE LOS RECURSOS HUMANOS
(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

TIPO DE PERSONAL	AÑO REAL					AÑO ULTIMO ESTIMADO					AÑO PRESUPUESTADO				
	N° DE CARGOS				MONTO ANUAL	Nº DE CARGOS				MONTO ANUAL	Nº DE CARGOS				MONTO ANUAL
	F	M	V	TOTAL		F	M	V	TOTAL		F	M	V	TOTAL	
	(2)				(3)	(4)				(5)	(6)				(7)
DOCENTE															
ORDINARIO															
CONTRATADO															
AUXILIAR DOCENTE															
INVESTIGADORES Y DOCENTES LIBRES															
JUBILADOS, PENSIONADOS Y SOBREVIVIENTES															
ADMINISTRATIVOS															
PROFESIONALES Y TÉCNICOS															
APOYO															
CONTRATADO															
JUBILADOS, PENSIONADOS Y SOBREVIVIENTES															
OBREROS															
FIJO															
CONTRATADO															
JUBILADOS, PENSIONADOS Y SOBREVIVIENTES															
(8) TOTAL															

FORMA: 1919

.- SIENDO "F": FEMENINO, "M": MASCULINO Y "V": VACANTE

ONAPRE

OPSU

Instructivo N° 19

FORMULACION DE LOS PRESUPUESTOS DE INGRESOS Y GASTOS DE LAS INSTITUCIONES DE EDUCACION UNIVERSITARIA

FECHA DE ACTUALIZACIÓN

AGOSTO 2011

FORMA 1920 RESUMEN DEL CONTRATO COLECTIVO

A. Objetivo

Obtener información, para cada uno de los contratos colectivos existentes en el Ente correspondiente al número de trabajadores y el costo (Incluyendo las Base de Cálculos) de los principales conceptos, para los años anteriores y lo programado para el año que se presupuesta.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Identificación del Ente y año que se presupuesta.
2	Señale el nombre del gremio y/o agrupación, con el cual se ha suscrito el contrato colectivo de trabajo. Debe llenar un formulario para cada contrato.
3	Señale el N° de trabajadores amparados en el contrato colectivo.
4 y 5	Señale la fecha de inicio y conclusión del contrato vigente.
6 y7	Indique el número y la denominación de la cláusula del contrato.
8	Escriba, según el Clasificador Presupuestario de Recursos y Egresos, el código de la partida y sub-partida, específica y sub-específica, correspondiente a cada una de las cláusulas indicadas.
9 a la 11	Exprese los montos en bolívares enteros de los conceptos señalados en la columna 7, para los años REAL, ÚLTIMO ESTIMADO Y AÑO PROGRAMADO.

CAMPO	DESCRIPCIÓN
12	Establezca los montos por diferencia, para cada uno de los conceptos, entre el AÑO PROGRAMADO (Columna 12) y el ÚLTIMO ESTIMADO (Columna 10).
13	Detalle la metodología (BASES DE CÁLCULO), por cada una de las cláusulas del contrato, que permitan fundamentar el costo (Columna 11), para el AÑO PROGRAMADO.
14	Indique la sumatoria de las columnas 9 a la 12.

NOTA: DIFERENCIAR ENTRE LAS CLÁUSULAS PARTICULARES POR CONTRATACIÓN INTERNA, DE LAS ESTABLECIDAS POR ACUERDOS FEDERATIVOS.

RESUMEN DEL CONTRATO COLECTIVO
(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

(2) IDENTIFICACIÓN DEL CONTRATO: | (3) Nº DE TRABAJADORES AMPARADOS:

(4) FECHA DE INICIO: | (5) FECHA DE CONCLUSIÓN: (*1)

Nº	CLÁUSULAS	ESPECÍFICA O SUB-ESPECÍFICA	COSTO				BASE DE CÁLCULOS
	DENOMINACIÓN		AÑO REAL	AÑO ÚLTIMO ESTIMADO	AÑO PRESUPUESTADO	DIFERENCIA ABSOLUTA (9-8)	
(6)	(7)	(8)	(9)	(10)	(11)	(12)	(13)
(14) TOTAL							

FORMA: 1920

(1*) Elaborar el formato por separado, en funcion del contrato colectivo que aplica para empleados y del contrato colectivo que aplica para los obreros, cuando corresponda.

FORMA 1921 RESUMEN DEL PRESUPUESTO POR PROYECTOS Y ACCIONES CENTRALIZADAS

A. Objetivo

Presentar información comparativa del monto en bolívares enteros de los créditos presupuestarios asignados a nivel de proyectos y acciones centralizadas que conforman el presupuesto del Ente.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)
Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Registre el nombre del Ente y el año para el cual se presupuesta.
2 y 3	Registre el código y la denominación de cada uno de los proyectos que conforman la estructura presupuestaria del Ente.
4, 5 y 6	Indique la asignación presupuestaria en bolívares enteros para los años REAL, ÚLTIMO ESTIMADO Y PROGRAMADO, a nivel de proyectos
7	Señale el monto en bolívares enteros del **SUB-TOTAL A** correspondiente a las columnas 4, 5 y 6.
8 y 9	Indica el código y la denominación de cada de las acciones centralizadas que conforman la estructura presupuestaria del Ente.
10, 11 y 12	Señale la asignación presupuestaria en bolívares enteros, para los años REAL, ÚLTIMO ESTIMADO Y PROGRAMADO a nivel de acciones centralizadas.
13	Señale el monto en bolívares enteros del **SUB-TOTAL B** correspondiente a las columnas 10,11 y 12.
14	Registre la sumatoria del SUB-TOTAL A + SUB-TOTAL B, el cual constituye el presupuesto del Ente.

RESUMEN DEL PRESUPUESTO A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

PROYECTO		AÑO REAL	AÑO ÚLTIMO ESTIMADO	AÑO PRESUPUESTADO
CÓDIGO (2)	DENOMINACIÓN (3)	(4)	(5)	(6)
(7) SUB-TOTAL A:				

ACCION CENTRALIZADA		AÑO REAL	AÑO ÚLTIMO ESTIMADO	AÑO PRESUPUESTADO
CÓDIGO (8)	DENOMINACIÓN (9)	(10)	(11)	(12)
01	Dirección y Coordinación de los Gastos de los Trabajadores			
02	Gestión Administrativa			
03	Previsión y Protección Social			
04	Otras			
07	Protección y Atención Integral a las Familias y Personas en Refugios en Caso de Emergencias o Desastres			
(13) SUB-TOTAL B:				
(14) TOTAL GENERAL: SUB-TOTAL A + SUB-TOTAL B				

FORMA 1921

.- CONSIDERAR LA ESTRUCTURA PRESUPUESTARIA DE PROYECTOS VIGENTE

FORMA 1922 RESUMEN DEL PRESUPUESTO POR ACCIONES ESPECÍFICAS DE LOS PROYECTOS Y ACCIONES CENTRALIZADAS, A NIVEL DE PARTIDAS

A. Objetivo

Presentar el resumen del presupuesto de gastos del año objeto de programación, de las acciones específicas que conforman los proyectos/acciones centralizadas a nivel de partidas, con el fin de facilitar el análisis de las cuentas que conforman en el presupuesto del Ente.

C. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)
Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Registre el nombre del Ente y el año para el cual se presupuesta.
2 y 3	Indique el código y la denominación de cada uno de los proyectos y sus respectivas acciones específicas.
4	Señale el monto en bolívares enteros de las partidas.
5	Registre la sumatoria en forma horizontal de las columnas que integran el campo N° 4.
6	Anote la sumatoria en forma vertical de cada unas de las columnas que conforman los campos N° 4 y 5.
7 y 8	Indica el código y la denominación de las acciones centralizadas y sus respectivas acciones específicas.
9	Señale el monto en bolívares enteros de las partidas.
10	Registre la sumatoria en forma horizontal de las columnas que integran el campo N° 9.
11	Anote la sumatoria en forma vertical de cada unas de las columnas que conforman los campos N° 9 y 10.
12	Señale el monto total correspondientes a los campos 6 y 11.

Instructivo Nº 19

FORMULACION DE LOS PRESUPUESTOS DE INGRESOS Y GASTOS DE LAS INSTITUCIONES DE EDUCACION UNIVERSITARIA

FECHA DE ACTUALIZACIÓN AGOSTO 2011

(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

RESUMEN DEL PRESUPUESTO POR ACCIONES ESPECIFICAS DE LOS PROYECTOS Y ACCIONES CENTRALIZADAS, A NIVEL DE PARTIDAS

(2) Código		Denominación (3)	(4) Partidas									Total (5)
Proyecto	Acción Especifica		4.01	4.02	4.03	4.04	4.05	4.07	4.08	4.11	4.12	
		(6) Total										

(7) Código		Denominación (8)	(9) Partidas									Total (10)
Acción Centralizada	Acción Especifica		4.01	4.02	4.03	4.04	4.05	4.07	4.08	4.11	4.12	
01		Dirección y Coordinación de los Gastos de los Trabajadores										
	01	Asignación y Control de los Recursos para Gastos de los Trabajadores										
02		Gestión Administrativa										
	01	Apoyo Institucional a las acciones específicas de los proyectos del organismo										
	02	Apoyo Institucional al Sector Privado y al Sector Externo										
	03	Apoyo Institucional al Sector Público										
03		Previsión y Protección Social										
	01	Asignación y Control de los Recursos para Gastos de los Pensionados y Jubilados										
04		Otras										
	01	Acción Específica										
07		Protección y Atención Integral a las Familias y Personas en Refugios en Caso de Emergencias o Desastres										
	01	Asignación y Control de Recursos para la Atención de Familias y Personas en los Refugios										
		(11) Total										
		(12) Total										

FORMA: 1922

.- CONSIDERAR LA ESTRUCTURA PRESUPUESTARIA DE PROYECTOS VIGENTE

FORMA 1923 PROYECTOS Y ACCIONES CENTRALIZADAS POR FUENTE DE FINANCIAMIENTO

A. Objetivo

Presentar la información de los proyectos y las acciones centralizadas, desagregadas por fuente de financiamiento, para el año objeto del presupuesto.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Indique la denominación del Ente y el año que se presupuesta.
2 y 3	Señale el código y la denominación de cada uno de los proyectos a ser presupuestado.
4 y 5	Indique la fecha de inicio y culminación (Plazo de Ejecución del Proyecto), así como la unidad de medida y la cantidad de la meta asignada al proyecto. **Las metas de los proyectos susceptibles al género, deben ser desagregadas en Femenino y Masculino y luego totalizarlas.** **Si la meta escogida NO es susceptible al género debe colocarse directamente en la columna de TOTAL.**
6	Registre la asignación presupuestaria en bolívares enteros asignada al proyecto.

CAMPO	DESCRIPCIÓN
7 y 8	Registre por cada fuente de financiamiento los montos a ser asignados en los proyectos, así como el monto total producto de la suma total por fuentes de financiamiento.
9 y 10	Anote el nombre del funcionario responsable de la ejecución del proyecto, así como la directriz estratégica donde se circunscribe el mismo.
11	Escriba el monto sub-total para las columnas de la 6 a la 8.
12 y 13	Señala el código y la denominación de las acciones centralizadas.
14	Registre la asignación presupuestaria en bolívares enteros para cada acción centralizada.
15 y 16	Señale en cada fuente de financiamiento, los montos a ser asignado para cada una de las acciones centralizadas, así como el monto total producto de la sumatoria por fuentes de financiamiento.
17	Anote el nombre del funcionario responsable de la ejecución de la acción centralizada,
18	Escriba el monto sub-total para las columnas de la 14 a la 16.
19	Registre la sumatoria de los sub totales.

NOTA:

EL TOTAL DEL PRESUPUESTO POR PROYECTOS Y ACCIONES CENTRALIZADAS A NIVEL DE FUENTES DE FINANCIAMIENTO, DEBE CORRESPONDERSE AL TOTAL DEL PRESUPUESTO DE LA FORMA 1922, ASI COMO EN LA COLUMNA DEL AÑO PRESUPUESTADO DE LA FORMA 1921.

PROYECTOS Y ACCIONES CENTRALIZADAS POR FUENTES DE FINANCIAMIENTO

(En Bolivares)

(1) ENTE:
EJERCICIO FISCAL AÑO :

Código	Proyectos	(4) Plazo de Ejecución		(5) Meta del Proyecto				Asignación Presupuestaria	(7) Fuentes de Financiamiento				Responsable de la Ejecución	Directriz Estratégica
(2)	(3)	Año de Inicio	Año de Culminación	Unidad de Medida	Femenino	Masculino	Total	(6)	Recursos Propios	Tranferencias y Donaciones de la República	Otras Fuentes Financiamiento	TOTAL (8)	(9)	(10)
(11) Sub Total														

Código	Acciones Centralizadas	Asignación Presupuestaria	(15) Fuentes de Financiamiento				Responsable de la Ejecución
(12)	(13)	(14)	Recursos Propios	Tranferencias y Donaciones de la República	Otras Fuentes Financiamiento	TOTAL (16)	(17)
01	Dirección y Coordinación de los Gastos de los Trabajadores						
02	Gestión Administrativa						
03	Previsión y Protección Social						
04	Otras						
07	Protección y Atención Integral a las Familias y Personas en Refugios en Caso de Emergencias o Desastres						
(18) Sub Total							
(19) TOTAL PROYECTOS Y ACCIONES CENTRALIZADAS							

.- CONSIDERAR LA ESTRUCTURA PRESUPUESTARIA DE PROYECTOS VIGENTE

FORMA 1923

FORMA 1924 RESUMEN DEL PRESUPUESTO DE GASTOS POR PARTIDAS Y FUENTES DE FINANCIAMIENTO

A. Objetivo

Presentar la información comparativa del presupuesto de gastos del Ente, a nivel de las partidas y fuentes de financiamiento que lo conforman.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Identificación del Ente y el año que se presupuesta.
2	Indica el código y la denominación de las partidas de acuerdo al clasificador presupuestario de recursos y egresos vigente.
3 a la 4	Señale el monto asignado en bolívares enteros, desagregado a nivel de partidas, para los años anteriores y al año objeto del presupuesto.
5	Registre el monto de la partida distribuido por fuente de financiamiento para el año que se presupuesta.
6	Indique el total de las columnas N° 3 a la 5.

NOTA: EL MONTO TOTAL EN LAS COLUMNAS 3 A LA 5, DEBE COINCIDIR CON EL TOTAL DE LAS FORMAS 1921 Y 1926.

ONAPRE

OPSU

Instructivo N° 19

FORMULACION DE LOS PRESUPUESTOS DE INGRESOS Y GASTOS DE LAS INSTITUCIONES DE EDUCACION UNIVERSITARIA

FECHA DE ACTUALIZACIÓN AGOSTO 2011

RESUMEN DEL PRESUPUESTO DE GASTOS POR PARTIDAS Y FUENTES DE FINANCIAMIENTO

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

PARTIDA DE GASTO (2)		AÑO REAL (3)	AÑO ÚLTIMO ESTIMADO (4)	(5) AÑO PRESUPUESTADO			
CÓDIGO	DENOMINACIÓN			Recursos Propios	Transferencias y Donaciones de la República	Otras Fuentes de Financiamiento	Total
4.01	GASTOS DE PERSONAL						
4.02	MATERIALES, SUMINISTROS Y MERCANCÍAS						
4.03	SERVICIOS NO PERSONALES						
4.04	ACTIVOS REALES						
4.05	ACTIVOS FINANCIEROS						
4.07	TRANSFERENCIAS Y DONACIONES						
4.08	OTROS GASTOS						
4.11	DISMINUCIÓN DE PASIVOS						
4.12	DISMINUCIÓN DE PATRIMONIO						
(6) TOTAL							

FORMA: 1924

FORMA 1925 RESUMEN DEL PRESUPUESTO DE RECURSOS Y FUENTES FINANCIERAS

A. Objetivo

Presentar para los años anteriores y el programado para el año objeto del presupuesto el monto del presupuesto de recursos del Ente, **SEGÚN LA CLASIFICACIÓN PRESUPUESTARIA**.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Señale el nombre del Ente y el año objeto del presupuesto.
2 y 3	Indica el rubro y la denominación correspondiente para cada una de las cuentas de recursos y fuentes financieras, **de acuerdo a la clasificación presupuestaria**.
4 a la 6	Registre el monto en bolívares enteros de los rubros que conforman los Ingresos para los años REAL, ÚLTIMO ESTIMADO Y PROGRAMADO.
7	Señale el total de las columnas 4, 5 y 6.

NOTA: PARA LOS AÑOS ANTERIORES EL MOMENTO DEL INGRESO A CONSIDERARSE ES EL DEVENGADO, ES DECIR, CUANDO NACE EL DERECHO DE PERCIBIR UNA CONTRAPRESTACIÓN PECUNIARIA, EN RAZÓN DE LA VENTA DE BIENES Y/O SERVICIOS O DE DISPOSICIONES LEGALES.

ASIMISMO SE DEBE CUMPLIR EL PRINCIPIO DE EQUILIBRIO PRESUPUESTARIO (INGRESOS = GASTOS), EN TODOS LOS AÑOS DEBE EXISTIR COINCIDENCIA EN LOS MONTOS TOTALES CON LA FORMA 1926: RESUMEN DEL PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS.

RESUMEN DEL PRESUPUESTO DE RECURSOS Y FUENTES FINANCIERAS

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)
3.00.00.00.00	**RECURSOS**			
3.01.00.00.00	**INGRESOS ORDINARIOS**			
3.01.03.00.00	**INGRESOS POR TASAS**			
3.01.03.01.00	Derechos de tránsito terrestre			
3.01.03.02.00	Derechos a examen			
3.01.03.03.00	Derechos de expedición, renovación y reválida de licencias			
3.01.03.04.00	Derechos de registro y traspaso			
3.01.03.05.00	Derechos de placas identificadoras			
3.01.03.06.00	Derechos por revisión anual			
3.01.03.07.00	Derechos por remoción o arrastre de vehículos			
3.01.03.08.00	Derechos por estacionamiento de vehículos			
3.01.03.09.00	Permiso para uso de rutas extraurbanas			
3.01.03.10.00	Copias de documentos			
3.01.03.11.00	Tasas para el uso de aeronaves y por licencias de personal aeronáutico			
3.01.03.12.00	Tasas aeroportuarias			
3.01.03.13.00	Tasas por uso de canales de navegación			
3.01.03.14.00	Patente de navegación			
3.01.03.15.00	Expedición de licencias de navegación			
3.01.03.16.00	Servicio de telecomunicaciones			
3.01.03.17.00	Permisos para estaciones privadas de radiocomunicaciones			
3.01.03.18.00	Derechos de pilotajes			
3.01.03.19.00	Habilitación de pilotaje			
3.01.03.20.00	Servicios de remolcadores			
3.01.03.21.00	Habilitación de remolcadores			
3.01.03.22.00	Habilitación de capitanías de puerto			
3.01.03.23.00	Otros servicios de capitanías de puerto			
3.01.03.24.00	Tasas de faros y boyas			
3.01.03.25.00	Servicios de aduana			
3.01.03.26.00	Habilitación de aduanas			
3.01.03.27.00	Derechos de almacenaje			
3.01.03.28.00	Corretaje de bultos postales			
3.01.03.29.00	Servicios de consulta sobre clasificación arancelaria, valoración aduanera y análisis de laboratorio			
3.01.03.30.00	Bandas de garantía, cápsulas y sellos			
3.01.03.31.00	Servicio de peaje			
3.01.03.32.00	Servicio de riego y drenaje			
3.01.03.33.00	Estampillas fiscales			
3.01.03.34.00	Papel sellado			
3.01.03.35.00	Derechos de traslado			
3.01.03.36.00	Servicios sanitarios marítimos			
3.01.03.37.00	Servicios hospitalarios			
3.01.03.38.00	Venta de copias de planos			
3.01.03.39.00	Derechos de contraste, verificación y estudios			
3.01.03.40.00	Patente de pesca de perlas			
3.01.03.41.00	Licencia de caza			
3.01.03.44.00	Registro sanitario			
3.01.03.45.00	Derechos de análisis de sustancias químicas			
3.01.03.47.00	Matrícula para importar y exportar sustancias estupefacientes y psicotrópicas			
3.01.03.59.00	Deudas morosas por tasas			
3.01.03.99.00	Otros tipos de tasas			
3.01.04.00.00	**INGRESOS POR CONTRIBUCIONES ESPECIALES**			
3.01.04.01.00	Sobre la plusvalía inmobiliaria			
3.01.04.99.00	Otras contribuciones especiales			
3.01.05.00.00	**INGRESOS POR APORTES Y CONTRIBUCIONES A LA SEGURIDAD SOCIAL**			
3.01.05.01.01	Ingresos por aportes del sector privado			
3.01.05.01.02	Ingresos por aportes del sector público			
3.01.05.02.01	Contribuciones del sector privado			
3.01.05.02.02	Contribuciones del sector público			
3.01.09.00.00	**INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA**			
3.01.09.01.00	Ingresos por la venta de bienes			
3.01.09.01.02	Ingresos por la venta de publicaciones oficiales y formularios			
3.01.09.99.00	Ingresos por la venta de otros bienes y servicios			
3.01.10.00.00	**INGRESOS DE LA PROPIEDAD**			
3.01.10.01.00	Intereses por préstamos concedidos al sector privado			
3.01.10.02.01	Intereses por préstamos concedidos a la República			
3.01.10.02.02	Intereses por préstamos concedidos a entes descentralizados sin fines empresariales			

3.01.10.02.03	Intereses por préstamos concedidos a instituciones de protección social			
3.01.10.02.04	Intereses por préstamos concedidos a entes descentralizados con fines empresariales petroleros			
3.01.10.02.05	Intereses por préstamos concedidos a entes descentralizados con fines empresariales no petroleros			
3.01.10.02.06	Intereses por préstamos concedidos a entes descentralizados financieros bancarios			
3.01.10.02.07	Intereses por préstamos concedidos a entes descentralizados financieros no bancarios			
3.01.10.02.08	Intereses por préstamos concedidos al Poder Estadal			
3.01.10.02.09	Intereses por préstamos concedidos al Poder Municipal			
3.01.10.04.01	Intereses por depósitos a la vista			
3.01.10.04.02	Intereses por depósitos a plazo fijo			
3.01.10.05.01	Intereses de títulos y valores privados			
3.01.10.05.02	Intereses de títulos y valores públicos			
3.01.10.05.03	Intereses de títulos y valores externos			
3.01.10.06.01	Utilidades de acciones y participaciones de capital del sector privado empresarial			
3.01.10.06.04	Utilidades de acciones y participaciones de capital de entes descentralizados con fines empresariales no petroleros			
3.01.10.06.05	Utilidades de acciones y participaciones de capital de entes descentralizados financieros bancarios			
3.01.10.06.06	Utilidades de acciones y participaciones de capital de entes descentralizados financieros no bancarios			
3.01.10.06.07	Utilidades de acciones y participaciones de capital de organismos internacionales			
3.01.10.06.08	Utilidades de acciones y participaciones de capital de otros entes del sector externo			
3.01.10.08.01	Alquileres de edificios y locales			
3.01.10.08.02	Alquileres de tierras y terrenos			
3.01.10.08.03	Alquileres de instalaciones culturales y recreativas			
3.01.10.08.04	Alquileres de máquinas y demás equipos de construcción, campo, industria y taller			
3.01.10.08.05	Alquileres de equipos de transporte, tracción y elevación			
3.01.10.08.06	Alquileres de equipos de telecomunicaciones y señalamiento			
3.01.10.08.07	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria			
3.01.10.08.08	Alquileres de equipos científicos, de enseñanza y recreación			
3.01.10.08.09	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento			
3.01.10.08.99	Alquileres de otros bienes			
3.01.10.09.01	Marcas de fábrica y patentes de invención			
3.01.10.09.02	Derechos de autor			
3.01.10.09.03	Paquetes y programas de computación			
3.01.10.10.00	Concesiones de bienes y servicios			
3.01.11.00.00	**DIVERSOS INGRESOS**			
3.01.11.04.01	Ingresos por el principal en sentencias judiciales			
3.01.11.04.02	Costas procesales varias			
3.01.11.04.04	Otras disposiciones legales			
3.01.11.04.05	Indemnización por incumplimiento de contratos			
3.01.11.04.06	Juicios y costas procesales por impuesto sobre la renta			
3.01.11.05.00	Beneficios en operaciones cambiarias			
3.01.11.06.00	Utilidad por venta de activos			
3.01.99.00.00	**OTROS INGRESOS ORDINARIOS**			
3.01.99.01.00	Otros ingresos ordinarios			
3.02.00.00.00	**INGRESOS EXTRAORDINARIOS**			
3.02.99.00.00	**Otros ingresos extraordinarios**			
3.02.99.01.00	Otros ingresos extraordinarios			
3.04.00.00.00	**INGRESOS AJENOS A LA OPERACIÓN**			
3.04.01.00.00	**Subsidios para precios y tarifas**			
3.04.01.01.00	Subsidios para precios y tarifas			
3.04.02.00.00	**Incentivos a la exportación**			
3.04.02.01.00	Incentivos a la exportación			
3.04.99.00.00	**Otros ingresos ajenos a la operación**			
3.04.99.01.00	Otros ingresos ajenos a la operación			
3.05.00.00.00	**TRANSFERENCIAS Y DONACIONES**			
3.05.01.00.00	**Transferencias y Donaciones Corrientes**			
3.05.01.01.01	Transferencias corrientes internas de personas			
3.05.01.01.02	Transferencias corrientes internas de instituciones sin fines de lucro			
3.05.01.01.03	Transferencias corrientes internas de empresas privadas			
3.05.01.02.01	Donaciones corrientes internas de personas			

3.05.01.02.02	Donaciones corrientes internas de instituciones sin fines de lucro			
3.05.01.02.03	Donaciones corrientes internas de empresas privadas			
3.05.01.03.01	Transferencias corrientes internas de la República			
3.05.01.03.02	Transferencias corrientes internas de entes descentralizados sin fines empresariales			
3.05.01.03.03	Transferencias corrientes internas de instituciones de protección social			
3.05.01.03.04	Transferencias corrientes internas de entes descentralizados con fines empresariales petroleros			
3.05.01.03.05	Transferencias corrientes internas de entes descentralizados con fines empresariales no petroleros			
3.05.01.03.06	Transferencias corrientes internas de entes descentralizados financieros bancarios			
3.05.01.03.07	Transferencias corrientes internas de entes descentralizados financieros no bancarios			
3.05.01.03.08	Transferencias corrientes internas del Poder Estadal			
3.05.01.03.09	Transferencias corrientes internas del Poder Municipal			
3.05.01.03.99	Oras transferencias corrientes internas del sector publico			
3.05.01.04.01	Donaciones corrientes internas de la República			
3.05.01.04.02	Donaciones corrientes internas de entes descentralizados sin fines empresariales			
3.05.01.04.03	Donaciones corrientes internas de instituciones de protección social			
3.05.01.04.04	Donaciones corrientes internas de entes descentralizados con fines empresariales petroleros			
3.05.01.04.05	Donaciones corrientes internas de entes descentralizados con fines empresariales no petroleros			
3.05.01.04.06	Donaciones corrientes internas de entes descentralizados financieros bancarios			
3.05.01.04.07	Donaciones corrientes internas de entes descentralizados financieros no bancarios			
3.05.01.04.08	Donaciones corrientes internas del Poder Estadal			
3.05.01.04.09	Donaciones corrientes internas del Poder Municipal			
3.05.01.05.01	Transferencias corrientes de instituciones sin fines de lucro			
3.05.01.05.02	Transferencias corrientes de gobiernos extranjeros			
3.05.01.05.03	Transferencias corrientes de organismos internacionales			
3.05.01.06.01	Donaciones corrientes de personas			
3.05.01.06.02	Donaciones corrientes de instituciones sin fines de lucro			
3.05.01.06.03	Donaciones corrientes de gobiernos extranjeros			
3.05.01.06.04	Donaciones corrientes de organismos internacionales			
3.05.02.00.00	**Transferencias y Donaciones de capital**			
3.05.02.01.01	Transferencias de capital internas de personas			
3.05.02.01.02	Transferencias de capital internas de instituciones sin fines de lucro			
3.05.02.01.03	Transferencias de capital internas de empresas privadas			
3.05.02.02.01	Donaciones de capital internas de personas			
3.05.02.02.02	Donaciones de capital internas de instituciones sin fines de lucro			
3.05.02.02.03	Donaciones de capital internas de empresas privadas			
3.05.02.03.01	Transferencias de capital internas de la República			
3.05.02.03.02	Transferencias de capital internas de entes descentralizados sin fines empresariales			
3.05.02.03.03	Transferencias de capital internas de instituciones de protección social			
3.05.02.03.04	Transferencias de capital internas de entes descentralizados con fines empresariales petroleros			
3.05.02.03.05	Transferencias de capital internas de entes descentralizados con fines empresariales no petroleros			
3.05.02.03.06	Transferencias de capital internas de entes descentralizados financieros bancarios			
3.05.02.03.07	Transferencias de capital internas de entes descentralizados financieros no bancarios			
3.05.02.03.08	Transferencias de capital internas del Poder Estadal			
3.05.02.03.09	Transferencias de capital internas del Poder Municipal			
3.05.02.03.99	Otras transferencias de capital del Sector Publico			
3.05.02.04.01	Donaciones de capital internas de la República			
3.05.02.04.02	Donaciones de capital internas de entes descentralizados sin fines empresariales			
3.05.02.04.03	Donaciones de capital internas de instituciones de protección social			
3.05.02.04.04	Donaciones de capital internas de entes descentralizados con fines empresariales petroleros			
3.05.02.04.05	Donaciones de capital internas de entes descentralizados con fines empresariales no petroleros			
3.05.02.04.06	Donaciones de capital internas de entes descentralizados financieros bancarios			

3.05.02.04.07	Donaciones de capital internas de entes descentralizados financieros no bancarios			
3.05.02.04.08	Donaciones de capital internas del Poder Estadal			
3.05.02.04.09	Donaciones de capital internas del Poder Municipal			
3.05.02.05.01	Transferencias de capital de instituciones sin fines de lucro			
3.05.02.05.02	Transferencias de capital de gobiernos extranjeros			
3.05.02.05.03	Transferencias de capital de organismos internacionales			
3.05.02.06.01	Donaciones de capital de personas			
3.05.02.06.02	Donaciones de capital de instituciones sin fines de lucro			
3.05.02.06.03	Donaciones de capital de gobiernos extranjeros			
3.05.02.06.04	Donaciones de capital de organismos internacionales			
3.06.00.00.00	**RECURSOS PROPIOS DE CAPITAL**			
3.06.01.00.00	**Venta y/o desincorporación de activos fijos**			
3.06.01.01.00	Venta y/o desincorporación de tierras y terrenos			
3.06.01.02.00	Venta y/o desincorporación de edificios e instalaciones			
3.06.01.03.01	Venta y/o desincorporación de maquinarias y demás equipos de construcción, campo, industria y taller			
3.06.01.03.02	Venta y/o desincorporación de equipos de transporte, tracción y elevación			
3.06.01.03.03	Venta y/o desincorporación de equipos de comunicaciones y de señalamiento			
3.06.01.03.04	Venta y/o desincorporación de equipos médico - quirúrgicos, dentales y de veterinaria			
3.06.01.03.05	Venta y/o desincorporación de equipos científicos, religiosos, de enseñanza y recreación			
3.06.01.03.07	Venta y/o desincorporación de máquinas, muebles y demás equipos de oficina y alojamiento			
3.06.01.03.08	Venta y/o desincorporación de semovientes			
3.06.01.03.99	Venta y/o desincorporación de otros activos fijos			
3.06.02.00.00	**Ventas de Activos Intangibles**			
3.06.02.01.00	Venta de marcas de fábrica y patentes de invención			
3.06.02.02.00	Venta de derechos de autor			
3.06.02.03.00	Recuperación de gastos de organización			
3.06.02.04.00	Venta de paquetes y programas de computación			
3.06.02.05.00	Venta de estudios y proyectos			
3.06.02.99.00	Venta de otros activos intangibles			
3.06.03.00.00	**Incremento de la Depreciación y Amortización Acumuladas**			
3.06.03.01.01	Incremento de la depreciación acumulada de edificios e instalaciones			
3.06.03.01.02	Incremento de la depreciación acumulada de maquinarias y demás equipos de construcción, campo, industria y taller			
3.06.03.01.03	Incremento de la depreciación acumulada de equipos de transporte, tracción y elevación			
3.06.03.01.04	Incremento de la depreciación acumulada de equipos de comunicaciones y de señalamiento			
3.06.03.01.05	Incremento de la depreciación acumulada de equipos médico - quirúrgicos, dentales y de veterinaria			
3.06.03.01.06	Incremento de la depreciación acumulada de equipos científicos, religiosos, de enseñanza y recreación			
3.06.03.01.08	Incremento de la depreciación acumulada de máquinas, muebles y demás equipos de oficina y alojamiento			
3.06.03.01.09	Incremento de la depreciación acumulada de semovientes			
3.06.03.01.99	Incremento de la depreciación acumulada de otros activos fijos			
3.06.03.02.01	Incremento de la amortización acumulada de marcas de fábrica y patentes de invención			
3.06.03.02.02	Incremento de la amortización acumulada de derechos de autor			
3.06.03.02.03	Incremento de la amortización acumulada de gastos de organización			
3.06.03.02.04	Incremento de la amortización acumulada de paquetes y programas de computación			
3.06.03.02.05	Incremento de la amortización acumulada de estudios y proyectos			
3.06.03.02.99	Incremento de la amortización acumulada de otros activos intangibles			
3.07.00.00.00	**VENTA DE TITULOS Y VALORES QUE NO OTORGAN PROPIEDAD**			
3.07.01.00.00	**Venta de títulos y valores a corto plazo**			
3.07.01.01.00	Venta de títulos y valores privados de corto plazo			
3.07.01.02.00	Venta de títulos y valores públicos de corto plazo			
3.07.02.00.00	**Venta de títulos y valores de largo plazo**			
3.07.02.01.00	Venta de títulos y valores privados de largo plazo			
3.07.02.02.00	Venta de títulos y valores públicos de largo plazo			
3.08.00.00.00	**VENTA DE ACCIONES Y PARTICIPACIONES DE CAPITAL**			
3.08.01.00.00	**Venta de acciones y participaciones de capital del sector privado**			
3.08.01.01.00	Venta de acciones y participaciones de capital del sector privado			

3.08.02.00.00	**Venta de acciones y participaciones de capital del sector público**			
3.08.02.01.00	Venta de acciones y participaciones de capital de entes descentralizados sin fines empresariales			
3.08.02.02.00	Venta de acciones y participaciones de capital de instituciones de protección social			
3.08.02.03.00	Venta de acciones y participaciones de capital de entes descentralizados con fines empresariales petroleros			
3.08.02.04.00	Venta de acciones y participaciones de capital de entes descentralizados con fines empresariales no petroleros			
3.08.02.05.00	Venta de acciones y participaciones de capital de entes descentralizados financieros bancarios			
3.08.02.06.00	Venta de acciones y participaciones de capital de entes descentralizados financieros no bancarios			
3.09.00.00.00	**RECUPERACION DE PRESTAMOS A CORTO PLAZO**			
3.09.01.00.00	**Recuperación de préstamos otorgados al sector privado de corto plazo**			
3.09.01.01.00	Recuperación de préstamos otorgados al sector privado de corto plazo			
3.09.02.00.00	**Recuperación de préstamos otorgados al sector público de corto plazo**			
3.09.02.01.00	Recuperación de préstamos otorgados a la República de corto plazo			
3.09.02.02.00	Recuperación de préstamos otorgados a entes descentralizados sin fines empresariales de corto plazo			
3.09.02.03.00	Recuperación de préstamos otorgados a instituciones de protección social de corto plazo			
3.09.02.04.00	Recuperación de préstamos otorgados a entes descentralizados con fines empresariales petroleros de corto plazo			
3.09.02.05.00	Recuperación de préstamos otorgados a entes descentralizados con fines empresariales no petroleros de corto plazo			
3.09.02.06.00	Recuperación de préstamos otorgados a entes descentralizados financieros bancarios de corto plazo			
3.09.02.07.00	Recuperación de préstamos otorgados a entes descentralizados financieros no bancarios de corto plazo			
3.09.02.08.00	Recuperación de préstamos otorgados al Poder Estadal de corto plazo			
3.09.02.09.00	Recuperación de préstamos otorgados al Poder Municipal de corto plazo			
3.10.00.00.00	**RECUPERACION DE PRESTAMOS DE LARGO PLAZO**			
3.10.01.00.00	**Recuperación de préstamos otorgados al sector privado de largo plazo**			
3.10.01.01.00	Recuperación de préstamos otorgados al sector privado de largo plazo			
3.10.02.00.00	**Recuperación de préstamos otorgados al sector público de largo plazo**			
3.10.02.01.00	Recuperación de préstamos otorgados a la República de largo plazo			
3.10.02.02.00	Recuperación de préstamos otorgados a entes descentralizados sin fines empresariales de largo plazo			
3.10.02.03.00	Recuperación de préstamos otorgados a instituciones de protección social de largo plazo			
3.10.02.04.00	Recuperación de préstamos otorgados a entes descentralizados con fines empresariales petroleros de largo plazo			
3.10.02.05.00	Recuperación de préstamos otorgados a entes descentralizados con fines empresariales no petroleros de largo plazo			
3.10.02.06.00	Recuperación de préstamos otorgados a entes descentralizados financieros bancarios de largo plazo			
3.10.02.07.00	Recuperación de préstamos otorgados a entes descentralizados financieros no bancarios de largo plazo			
3.10.02.08.00	Recuperación de préstamos otorgados al Poder Estadal de largo plazo			
3.10.02.09.00	Recuperación de préstamos otorgados al Poder Municipal de largo plazo			
3.11.00.00.00	**DISMINUCION DE OTROS ACTIVOS FINANCIEROS**			
3.11.01.00.00	**Disminución de Disponibilidades**			
3.11.01.01.00	Disminución de caja			
3.11.01.02.01	Disminución de bancos públicos			
3.11.01.02.02	Disminución de bancos privados			
3.11.01.03.00	Disminución de inversiones temporales			
3.11.02.00.00	**Disminución de cuentas por cobrar a corto plazo**			
3.11.02.01.00	Disminución de cuentas comerciales por cobrar a corto plazo			
3.11.02.03.02	Disminución de deudas de cuentadantes por rendir de fondos en anticipos a corto plazo			
3.11.02.99.00	Disminución de otras cuentas por cobrar a corto plazo			
3.11.03.00.00	**Disminución de efectos por cobrar a corto plazo**			
3.11.03.01.00	Disminución de efectos comerciales por cobrar a corto plazo			
3.11.03.99.00	Disminución de otros efectos por cobrar a corto plazo			
3.11.04.00.00	**Disminución de cuentas por cobrar a mediano y largo plazo**			
3.11.04.01.00	Disminución de cuentas comerciales por cobrar a mediano y largo plazo			
3.11.04.99.00	Disminución de otras cuentas por cobrar a mediano y largo plazo			

3.11.05.00.00	**Disminución de efectos por cobrar a mediano y largo plazo**			
3.11.05.01.00	Disminución de efectos comerciales por cobrar a mediano y largo plazo			
3.11.05.99.00	Disminución de otros efectos por cobrar a mediano y largo plazo			
3.11.06.00.00	**Disminución de fondos en avance, anticipo y en fideicomiso**			
3.11.06.02.00	Disminución de fondos en anticipo			
3.11.06.03.00	Disminución de fondos en fideicomiso			
3.11.06.04.00	Disminución de anticipos a proveedores			
3.11.06.05.00	Disminución de anticipos a contratistas, por contratos a corto plazo			
3.11.06.06.00	Disminución de anticipos a contratistas, por contratos a mediano y largo plazo			
3.11.07.00.00	**Disminución de activos diferidos a corto plazo**			
3.11.07.01.03	Disminución de otros intereses a corto plazo pagados por anticipado			
3.11.07.01.04	Disminución de débitos por apertura de cartas de crédito a corto plazo			
3.11.07.01.99	Disminución de otros gastos a corto plazo pagados por anticipado			
3.11.07.02.00	Disminución de depósitos en garantía a corto plazo			
3.11.07.99.00	Disminución de otros activos diferidos a corto plazo			
3.11.08.00.00	**Disminución de activos diferidos a mediano y largo plazo**			
3.11.08.01.03	Disminución de otros intereses a mediano y largo plazo pagados por anticipado			
3.11.08.01.99	Disminución de otros gastos a mediano y largo plazo pagados por anticipado			
3.11.08.02.00	Disminución de depósitos en garantía a mediano y largo plazo			
3.11.08.99.00	Disminución de otros activos diferidos a mediano y largo plazo			
3.11.20.00.00	**Disminución de activos en procceso judicial**			
3.11.20.01.00	Disminución de activos financieros en gestión judicial a mediano y largo plazo			
3.11.99.00.00	**Disminución de otros activos financieros financieros**			
3.11.99.01.00	Disminución de otros activos financieros circulantes			
3.11.99.02.00	Disminución de otros activos financieros no circulantes			
3.12.00.00.00	**INCREMENTO DE PASIVOS**			
3.12.01.00.00	**Incremento de Gastos de Personal por Pagar**			
3.12.01.01.00	Incremento de sueldos, salarios y otras remuneraciones por pagar			
3.12.02.00.00	**Incremento de aportes patronales y retenciones laborales por pagar**			
3.12.02.01.00	Incremento de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)			
3.12.02.02.00	Incremento de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)			
3.12.02.03.00	Incremento de aportes patronales y retenciones laborales por pagar al Fondo de Jubilaciones			
3.12.02.04.00	Incremento de aportes patronales y retenciones laborales por pagar al Fondo de Seguro de Paro Forzoso			
3.12.02.05.00	Incremento de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Habitacional			
3.12.02.06.00	Incremento de aportes patronales y retenciones laborales por pagar por seguro de vida, accidentes personales, hospitalización, cirugía y maternidad (HCM) y gastos funerarios			
3.12.02.07.00	Incremento de aportes patronales y retenciones laborales por pagar a cajas de ahorro			
3.12.02.08.00	Incremento de aportes patronales y retenciones laborales por pagar a los organismos de seguridad social			
3.12.02.09.00	Incremento de aportes patronales y retenciones laborales por pagar al Instituto de Cooperación Educativa (INCE)			
3.12.02.10.00	Incremento de aportes patronales y retenciones laborales por pagar por pensión alimenticia			
3.12.02.99.01	Incremento de otros aportes patronales por pagar			
3.12.02.99.02	Incremento de otras retenciones laborales por pagar			
3.12.03.00.00	**Incremento de cuentas y efectos por pagar a proveedores**			
3.12.03.01.00	Incremento de cuentas por pagar a proveedores a corto plazo			
3.12.03.02.00	Incremento de efectos por pagar a proveedores a corto plazo			
3.12.03.03.00	Incremento de cuentas por pagar a proveedores a mediano y largo plazo			
3.12.03.04.00	Incremento de efectos por pagar a proveedores a mediano y largo plazo			
3.12.04.00.00	**Incremento de cuentas y efectos por pagar a contratistas**			
3.12.04.01.00	Incremento de cuentas por pagar a contratistas a corto plazo			
3.12.04.02.00	Incremento de efectos por pagar a contratistas a corto plazo			
3.12.04.03.00	Incremento de cuentas por pagar a contratistas a mediano y largo plazo			
3.12.04.04.00	Incremento de efectos por pagar a contratistas a mediano y largo plazo			
3.12.05.00.00	**Incremento de intereses por pagar**			
3.12.05.01.00	Incremento de intereses internos por pagar			
3.12.06.00.00	**Incremento de otras cuentas y efectos por pagar**			
3.12.06.01.00	Incremento de otras cuentas por pagar a corto plazo			
3.12.06.03.00	Incremento de otros efectos por pagar a corto plazo			
3.12.08.00.00	**Incremento de provisiones y reservas tecnicas**			

3.12.08.01.01	Incremento de provisiones para cuentas incobrables			
3.12.08.01.02	Incremento de provisiones para despidos			
3.12.08.01.03	Incremento de provisiones para pérdidas de inventarios			
3.12.08.01.04	Incremento de provisiones para beneficios sociales			
3.12.08.01.99	Incremento de otras provisiones			
3.12.09.00.00	**Incremento de fondos de terceros**			
3.12.09.01.00	Incremento de depósitos recibidos en garantía			
3.12.09.99.00	Incremento de otros fondos de terceros			
3.12.99.00.00	**Incremento de otros pasivos**			
3.12.99.01.00	Incremento de otros pasivos a corto plazo			
3.12.99.02.00	Incremento de otros pasivos a mediano y largo plazo			
3.13.00.00.00	**INCREMENTO DEL PATRIMONIO**			
3.13.01.00.00	**Incremento del capital**			
3.13.01.01.00	Incremento del capital fiscal e institucional			
3.13.03.00.00	**Ajustes por inflación**			
3.13.03.01.00	Ajustes por inflación			
3.13.04.00.00	**Incremento de resultados**			
3.13.04.01.00	Incremento de resultados acumulados			
3.13.04.02.00	Incremento de resultados del ejercicio			
	(7) TOTAL			

NOTA: LOS CÓDIGOS Y DENOMINACIONES DE LOS RAMOS DE INGRESOS, ESTAN SUJETOS A LAS ACTUALIZACIONES DEL CLASIFICADOR PRESUPUESTARIO.

FORMA 1925

FORMA 1926 RESUMEN DEL PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS

A. Objetivo

Presentar información correspondiente al presupuesto de gastos y aplicaciones financieras del Ente para los años real, último estimado programado, **SEGÚN LA CLASIFICACIÓN PRESUPUESTARIA**.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Señale el nombre del Ente y el año objeto del presupuesto.
2 y 3	Indica el rubro y la denominación correspondiente a las cuentas de gastos y aplicaciones financieras, **de acuerdo a la clasificación presupuestaria.**
4 a la 6	Registre los montos en bolívares enteros cuando corresponda en cada una de las partidas y sub-partidas genéricas, específica y sub-específica de gastos, para los años REAL, ÚLTIMO ESTIMADO Y PROGRAMADO.
7	Señale el total de las columnas 4, 5 y 6.

NOTA:
EN TODOS LOS AÑOS, LOS MONTOS REFLEJADOS DEBEN CORRESPONDERSE AL MOMENTO DE LA CAUSACIÓN DEL GASTO, (MOMENTO EN QUE NACE LA OBLIGACIÓN DE PAGO).

ASIMISMO SE DEBE CUMPLIR EL PRINCIPIO DE EQUILIBRIO PRESUPUESTARIO (INGRESOS = GASTOS), ES DECIR DEBE EXISTIR COINCIDENCIA EN LOS MONTOS TOTALES CON LA FORMA 1925 "RESUMEN DEL PRESUPUESTO DE RECURSOS Y FUENTES FINANCIERAS".

RESUMEN DEL PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(1) ENTE
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

CÓDIGO (2)	DENOMINACIÓN (3)	AÑO REAL (4)	AÑO ÚLTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)
4.01.00.00.00	GASTOS DE PERSONAL			
4.01.01.00.00	**Sueldos, salarios y otras retribuciones**			
4.01.01.01.00	Sueldos básicos personal fijo a tiempo completo			
4.01.01.02.00	Sueldos básicos personal fijo a tiempo parcial			
4.01.01.03.00	Suplencias a empleados			
4.01.01.08.00	Sueldo al personal en trámite de nombramiento			
4.01.01.09.00	Remuneraciones al personal en período de disponibilidad			
4.01.01.10.00	Salarios a obreros en puestos permanentes a tiempo completo			
4.01.01.11.00	Salarios a obreros en puestos permanentes a tiempo parcial			
4.01.01.12.00	Salarios a obreros en puestos no permanentes			
4.01.01.13.00	Suplencias a obreros			
4.01.01.18.00	Remuneraciones al personal contratado			
4.01.01.19.00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares			
4.01.01.29.00	Dietas			
4.01.01.99.00	Otras retribuciones			
4.01.02.00.00	**Compensaciones previstas en las escalas de sueldos y salarios**			
4.01.02.01.00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo			
4.01.02.02.00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial			
4.01.02.03.00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo			
4.01.02.04.00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo parcial			
4.01.03.00.00	**Primas a empleados, obreros, personal militar y parlamentarios**			
4.01.03.01.00	Primas por mérito a empleados			
4.01.03.02.00	Primas de transporte a empleados			
4.01.03.03.00	Primas por hogar a empleados			
4.01.03.04.00	Primas por hijos a empleados			
4.01.03.05.00	Primas por alquileres a empleados			
4.01.03.06.00	Primas por residencia a empleados			
4.01.03.07.00	Primas por categoría de escuelas a empleados			
4.01.03.08.00	Primas de profesionalización a empleados			
4.01.03.09.00	Primas por antigüedad a empleados			
4.01.03.10.00	Primas por jerarquía o responsabilidad en el cargo			
4.01.03.11.00	Primas al personal en servicio en el exterior			
4.01.03.16.00	Primas por mérito a obreros			
4.01.03.17.00	Primas de transporte a obreros			
4.01.03.18.00	Primas por hogar a obreros			
4.01.03.19.00	Primas por hijos de obreros			
4.01.03.20.00	Primas por residencia a obreros			
4.01.03.21.00	Primas por antigüedad a obreros			
4.01.03.22.00	Primas de profesionalización a obreros			
4.01.03.97.00	Otras primas a empleados			
4.01.03.98.00	Otras primas a obreros			
4.01.04.00.00	**Complementos de sueldos y salarios**			
4.01.04.01.00	Complemento a empleados por horas extraordinarias o por sobre tiempo			
4.01.04.02.00	Complemento a empleados por trabajo nocturno			
4.01.04.03.00	Complemento a empleados por gastos de alimentación			
4.01.04.04.00	Complemento a empleados por gastos de transporte			
4.01.04.05.00	Complemento a empleados por gastos de representación			
4.01.04.06.00	Complemento a empleados por comisión de servicios			
4.01.04.07.00	Bonificación a empleados			
4.01.04.08.00	Bono compensatorio de alimentación a empleados			
4.01.04.09.00	Bono compensatorio de transporte a empleados			
4.01.04.14.00	Complemento a obreros por horas extraordinarias o por sobre tiempo			
4.01.04.15.00	Complemento a obreros por trabajo o jornada nocturna			
4.01.04.16.00	Complemento a obreros por gastos de alimentación			
4.01.04.17.00	Complemento a obreros por gastos de transporte			
4.01.04.18.00	Bono compensatorio de alimentación a obreros			
4.01.04.19.00	Bono compensatorio de transporte a obreros			
4.01.04.24.00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo			
4.01.04.25.00	Complemento al personal contratado por gastos de alimentación			
4.01.04.26.00	Bono compensatorio de alimentación al personal contratado			
4.01.04.27.00	Bono compensatorio de transporte al personal contratado			
4.01.04.96.00	Otros complementos a empleados			
4.01.04.97.00	Otros complementos a obreros			
4.01.04.98.00	Otros complementos al personal contratado			
4.01.05.00.00	**Aguinaldos , utilidades o bonificación legal , bono vacacional a empleados, obreros, contratados, personal militar y parlamentarios**			
4.01.05.01.00	Aguinaldos a empleados			
4.01.05.03.00	Bono vacacional a empleados			
4.01.05.04.00	Aguinaldos a obreros			
4.01.05.06.00	Bono vacacional a obreros			
4.01.05.07.00	Aguinaldos al personal contratado			
4.01.05.08.00	Bono vacacional al personal contratado			
4.01.06.00.00	**Aportes patronales por empleados, obreros, personal militar y parlamentarios**			

4.01.06.01.00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados			
4.01.06.02.00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados			
4.01.06.03.00	Aporte patronal al Fondo de Jubilaciones por empleados			
4.01.06.04.00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados			
4.01.06.05.00	Aporte patronal al Fondo de Ahorro Habitacional por empleados			
4.01.06.10.00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros			
4.01.06.11.00	Aporte patronal al Fondo de Jubilaciones por obreros			
4.01.06.12.00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros			
4.01.06.13.00	Aporte patronal al Fondo de Ahorro Habitacional por obreros			
4.01.06.96.00	Otros aportes legales por empleados			
4.01.06.97.00	Otros aportes legales por obreros			
4.01.07.00.00	**Asistencia socio-económica a empleados, obreros, contratados, personal militar y parlamentarios**			
4.01.07.01.00	Capacitación y adiestramiento a empleados			
4.01.07.02.00	Becas a empleados			
4.01.07.03.00	Ayudas por matrimonio a empleados			
4.01.07.04.00	Ayudas por nacimiento de hijos a empleados			
4.01.07.05.00	Ayudas por defunción a empleados			
4.01.07.06.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados			
4.01.07.07.00	Aporte patronal a cajas de ahorro por empleados			
4.01.07.08.00	Aporte patronal al seguro de vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios por empleados			
4.01.07.09.00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos			
4.01.07.10.00	Dotación de uniformes a empleados			
4.01.07.11.00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados			
4.01.07.12.00	Aportes para la adquisición de juguetes para los hijos del personal empleado			
4.01.07.17.00	Capacitación y adiestramiento a obreros			
4.01.07.18.00	Becas a obreros			
4.01.07.19.00	Ayudas por matrimonio de obreros			
4.01.07.20.00	Ayudas por nacimiento de hijos de obreros			
4.01.07.21.00	Ayudas por defunción a obreros			
4.01.07.22.00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros			
4.01.07.23.00	Aporte patronal a cajas de ahorro por obreros			
4.01.07.24.00	Aporte patronal al seguro de vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios por obreros			
4.01.07.25.00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos			
4.01.07.26.00	Dotación de uniformes a obreros			
4.01.07.27.00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros			
4.01.07.28.00	Aportes para la adquisición de juguetes para los hijos del personal obrero			
4.01.07.33.00	Asistencia socio-económica al personal contratado			
4.01.07.96.00	Otras subvenciones a empleados			
4.01.07.97.00	Otras subvenciones a obreros			
4.01.08.00.00	**Prestaciones sociales e indemnizaciones a empleados, obreros, contratados, personal militar y parlamentarios**			
4.01.08.01.00	Prestaciones sociales e indemnizaciones a empleados			
4.01.08.02.00	Prestaciones sociales e indemnizaciones a obreros			
4.01.08.03.00	Prestaciones sociales e indemnizaciones al personal contratado			
4.01.09.00.00	**Capacitación y adiestramiento realizado por personal del organismo**			
4.01.09.01.00	Capacitación y adiestramiento realizado por personal del organismo			
4.01.96.00.00	**Otros gastos del personal empleado**			
4.01.96.01.00	Otros gastos del personal empleado			
4.01.97.00.00	**Otros gastos del personal obrero**			
4.01.97.01.00	Otros gastos del personal obrero			
4.02.00.00.00	**MATERIALES, SUMINISTROS Y MERCANCIAS**			
4.02.01.00.00	**Productos alimenticios y agropecuarios**			
4.02.01.01.00	Alimentos y bebidas para personas			
4.02.01.02.00	Alimentos para animales			
4.02.01.03.00	Productos agrícolas y pecuarios			
4.02.01.04.00	Productos de la caza y pesca			
4.02.01.99.00	Otros productos alimenticios y agropecuarios			
4.02.02.00.00	**Productos de minas, canteras y yacimientos**			
4.02.02.01.00	Carbón mineral			
4.02.02.02.00	Petróleo crudo y gas natural			
4.02.02.03.00	Mineral de hierro			
4.02.02.04.00	Mineral no ferroso			
4.02.02.05.00	Piedra, arcilla, arena y tierra			
4.02.02.06.00	Mineral para la fabricación de productos químicos			
4.02.02.07.00	Sal para uso industrial			
4.02.02.99.00	Otros productos de minas, canteras y yacimientos			
4.02.03.00.00	**Textiles y vestuarios**			
4.02.03.01.00	Textiles			
4.02.03.02.00	Prendas de vestir			
4.02.03.03.00	Calzados			
4.02.03.99.00	Otros productos textiles y vestuarios			
4.02.04.00.00	**Productos de cuero y caucho**			

4.02.04.01.00	Cueros y pieles			
4.02.04.02.00	Productos de cuero y sucedáneos del cuero			
4.02.04.03.00	Cauchos y tripas para vehículos			
4.02.04.99.00	Otros productos de cuero y caucho			
4.02.05.00.00	**Productos de papel, carton e impresos**			
4.02.05.01.00	Pulpa de madera, papel y cartón			
4.02.05.02.00	Envases y cajas de papel y cartón			
4.02.05.03.00	Productos de papel y cartón para oficina			
4.02.05.04.00	Libros, revistas y periódicos			
4.02.05.05.00	Material de enseñanza			
4.02.05.06.00	Productos de papel y cartón para computación			
4.02.05.07.00	Productos de papel y cartón para la imprenta y reproducción			
4.02.05.99.00	Otros productos de pulpa, papel y cartón			
4.02.06.00.00	**Productos químicos y derivados**			
4.02.06.01.00	Sustancias químicas y de uso industrial			
4.02.06.02.00	Abonos, plaguicidas y otros			
4.02.06.03.00	Tintas, pinturas y colorantes			
4.02.06.04.00	Productos farmacéuticos y medicamentos			
4.02.06.05.00	Productos de tocador			
4.02.06.06.00	Combustibles y lubricantes			
4.02.06.07.00	Productos diversos derivados del petróleo y del carbón			
4.02.06.08.00	Productos plásticos			
4.02.06.09.00	Mezclas explosivas			
4.02.06.99.00	Otros productos de la industria química y conexos			
4.02.07.00.00	**Productos minerales no metalicos**			
4.02.07.01.00	Productos de barro, loza y porcelana			
4.02.07.02.00	Vidrios y productos de vidrio			
4.02.07.03.00	Productos de arcilla para construcción			
4.02.07.04.00	Cemento, cal y yeso			
4.02.07.99.00	Otros productos minerales no metálicos			
4.02.08.00.00	**Productos metálicos**			
4.02.08.01.00	Productos primarios de hierro y acero			
4.02.08.02.00	Productos de metales no ferrosos			
4.02.08.03.00	Herramientas menores, cuchillería y artículos generales de ferretería			
4.02.08.04.00	Productos metálicos estructurales			
4.02.08.07.00	Material de señalamiento			
4.02.08.08.00	Material de educación			
4.02.08.09.00	Repuestos y accesorios para equipos de transporte			
4.02.08.10.00	Repuestos y accesorios para otros equipos			
4.02.08.99.00	Otros productos metálicos			
4.02.09.00.00	**Productos de madera**			
4.02.09.01.00	Productos primarios de madera			
4.02.09.02.00	Muebles y accesorios de madera para edificaciones			
4.02.09.99.00	Otros productos de madera			
4.02.10.00.00	**Productos varios y útiles diversos**			
4.02.10.01.00	Artículos de deporte, recreación y juguetes			
4.02.10.02.00	Materiales y útiles de limpieza y aseo			
4.02.10.03.00	Utensilios de cocina y comedor			
4.02.10.04.00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria			
4.02.10.05.00	Útiles de escritorio, oficina y materiales de instrucción			
4.02.10.06.00	Condecoraciones, ofrendas y similares			
4.02.10.07.00	Productos de seguridad en el trabajo			
4.02.10.08.00	Materiales para equipos de computación			
4.02.10.09.00	Especies timbradas y valores			
4.02.10.10.00	Útiles religiosos			
4.02.10.11.00	Materiales eléctricos			
4.02.10.12.00	Materiales para instalaciones sanitarias			
4.02.10.13.00	Materiales fotográficos			
4.02.10.99.00	Otros productos y útiles diversos			
4.02.11.00.00	**Bienes para la venta**			
4.02.11.01.00	Productos y artículos para la venta			
4.02.11.02.00	Maquinarias y equipos para la venta			
4.02.11.99.00	Otros bienes para la venta			
4.02.99.00.00	**Otros materiales y suministros**			
4.02.99.01.00	Otros materiales y suministros			
4.03.00.00.00	SERVICIOS NO PERSONALES			
4.03.01.00.00	**Alquileres de inmuebles**			
4.03.01.01.00	Alquileres de edificios y locales			
4.03.01.02.00	Alquileres de instalaciones culturales y recreativas			
4.03.01.03.00	Alquileres de tierras y terrenos			
4.03.02.00.00	**Alquileres de maquinaria y equipos**			
4.03.02.01.00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller			
4.03.02.02.00	Alquileres de equipos de transporte, tracción y elevación			
4.03.02.03.00	Alquileres de equipos de comunicaciones y de señalamiento			
4.03.02.04.00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria			
4.03.02.05.00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación			
4.03.02.06.00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento			

4.03.02.99.00	Alquileres de otras maquinaria y equipos			
4.03.03.00.00	**Derechos sobre bienes intangibles**			
4.03.03.01.00	Marcas de fábrica y patentes de invención			
4.03.03.02.00	Derechos de autor			
4.03.03.03.00	Paquetes y programas de computación			
4.03.03.04.00	Concesión de bienes y servicios			
4.03.04.00.00	**Servicios básicos**			
4.03.04.01.00	Electricidad			
4.03.04.02.00	Gas			
4.03.04.03.00	Agua			
4.03.04.04.00	Teléfonos			
4.03.04.05.00	Servicio de comunicaciones			
4.03.04.06.00	Servicio de aseo urbano y domiciliario			
4.03.04.07.00	Servicio de condominio			
4.03.05.00.00	**Servicio de administración, vigilancia y mantenimiento del servicio de los servicios básicos**			
4.03.05.01.00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad			
4.03.05.02.00	Servicio de administración, vigilancia y mantenimiento del servicio de gas			
4.03.05.03.00	Servicio de administración, vigilancia y mantenimiento del servicio de agua			
4.03.05.04.00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos			
4.03.05.05.00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones			
4.03.05.06.00	Servicio de administración, vigilancia y mantenimiento del servicio de aseo urbano y domiciliario			
4.03.06.00.00	**Servicios de transporte y almacenaje**			
4.03.06.01.00	Fletes y embalajes			
4.03.06.02.00	Almacenaje			
4.03.06.03.00	Estacionamiento			
4.03.06.04.00	Peaje			
4.03.06.05.00	Servicios de protección en traslado de fondos y de mensajería			
4.03.07.00.00	**Servicios de información, impresión y relaciones públicas**			
4.03.07.01.00	Publicidad y propaganda			
4.03.07.02.00	Imprenta y reproducción			
4.03.07.03.00	Relaciones sociales			
4.03.07.04.00	Avisos			
4.03.08.00.00	**Primas y gastos de seguros y comisiones bancarias**			
4.03.08.01.00	Primas y gastos de seguros			
4.03.08.02.00	Comisiones y gastos bancarios			
4.03.08.03.00	Comisiones y gastos de adquisición de seguros			
4.03.09.00.00	**Viáticos y pasajes**			
4.03.09.01.00	Viáticos y pasajes dentro del país			
4.03.09.02.00	Viáticos y pasajes fuera del país			
4.03.09.03.00	Asignación por kilómetros recorridos			
4.03.10.00.00	**Servicios profesionales y técnicos**			
4.03.10.01.00	Servicios jurídicos			
4.03.10.02.00	Servicios de contabilidad y auditoría			
4.03.10.03.00	Servicios de procesamiento de datos			
4.03.10.04.00	Servicios de ingeniería y arquitectónicos			
4.03.10.05.00	Servicios médicos, odontológicos y otros servicios de sanidad			
4.03.10.06.00	Servicios de veterinaria			
4.03.10.07.00	Servicios de capacitación y adiestramiento			
4.03.10.08.00	Servicios presupuestarios			
4.03.10.09.00	Servicios de lavandería y tintorería			
4.03.10.10.00	Servicios de vigilancia			
4.03.10.11.00	Servicios para la elaboración y suministro de comida			
4.03.10.99.00	Otros servicios profesionales y técnicos			
4.03.11.00.00	**Conservación y reparaciones menores de maquinaria y equipos**			
4.03.11.01.00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller			
4.03.11.02.00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación			
4.03.11.03.00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento			
4.03.11.04.00	Conservación y reparaciones menores de equipos médicoquirúrgicos, dentales y de veterinaria			
4.03.11.05.00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación			
4.03.11.07.00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento			
4.03.11.99.00	Conservación y reparaciones menores de otras maquinaria y equipos			
4.03.12.00.00	**Conservación y reparaciones menores de obras**			
4.03.12.01.00	Conservación y reparaciones menores de obras en bienes del dominio privado			
4.03.12.02.00	Conservación y reparaciones menores de obras en bienes del dominio público			
4.03.13.00.00	**Servicios de construcciones temporales**			
4.03.13.01.00	Servicios de construcciones temporales			
4.03.14.00.00	**Servicios de construcción de edificios para la venta**			
4.03.14.01.00	Servicios de construcción de edificios para la venta			
4.03.15.00.00	**Servicios fiscales**			
4.03.15.01.00	Derechos de importación y servicios aduaneros			

4.03.15.02.00	Tasas y otros derechos obligatorios			
4.03.15.03.00	Asignación a agentes de especies fiscales			
4.03.15.99.00	Otros servicios fiscales			
4.03.16.00.00	**Servicios de diversión, esparcimiento y culturales**			
4.03.16.01.00	Servicios de diversión, esparcimiento y culturales			
4.03.17.00.00	**Servicios de gestión administrativa prestados por organismos de asistencia técnica**			
4.03.17.01.00	Servicios de gestión administrativa prestados por organismos de asistencia técnica			
4.03.18.00.00	**Impuestos indirectos**			
4.03.18.01.00	Impuesto al valor agregado			
4.03.18.99.00	Otros impuestos indirectos			
4.03.19.00.00	**Comisiones por servicios para cumplir con los beneficos sociales**			
4.03.19.01.00	Comisiones por servicios para cumplir con los beneficos sociales			
4.03.99.00.00	**Otros servicios no personales**			
4.03.99.01.00	Otros servicios no personales			
4.04.00.00.00	**ACTIVOS REALES**			
4.04.01.00.00	**Repuestos y reparaciones mayores**			
4.04.01.01.01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller			
4.04.01.01.02	Repuestos mayores para equipos de transporte, tracción y elevación			
4.04.01.01.03	Repuestos mayores para equipos de comunicaciones y de señalamiento			
4.04.01.01.04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria			
4.04.01.01.05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación			
4.04.01.01.07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento			
4.04.01.01.99	Repuestos mayores para otras maquinaria y equipos			
4.04.01.02.01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller			
4.04.01.02.02	Reparaciones mayores de equipos de transporte, tracción y elevación			
4.04.01.02.03	Reparaciones mayores de equipos de comunicaciones y de señalamiento			
4.04.01.02.04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria			
4.04.01.02.05	Reparaciones mayores de equipos científicos, religiosos, de enseñanza y recreación			
4.04.01.02.07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento			
4.04.01.02.99	Reparaciones mayores de otras maquinaria y equipos			
4.04.02.00.00	**Conservación, ampliaciones y mejoras mayores de obras**			
4.04.02.01.00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado			
4.04.02.02.00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público			
4.04.03.00.00	**Maquinaria y demás equipos de construcción, campo, industria y taller**			
4.04.03.01.00	Maquinaria y demás equipos de construcción y mantenimiento			
4.04.03.02.00	Maquinaria y equipos para mantenimiento de automotores			
4.04.03.03.00	Maquinaria y equipos agrícolas y pecuarios			
4.04.03.04.00	Maquinaria y equipos de artes gráficas y reproducción			
4.04.03.05.00	Maquinaria y equipos industriales y de taller			
4.04.03.06.00	Maquinaria y equipos de energía			
4.04.03.07.00	Maquinaria y equipos de riego y acueductos			
4.04.03.08.00	Equipos de almacén			
4.04.03.99.00	Otra maquinaria y demás equipos de construcción, campo, industria y taller			
4.04.04.00.00	**Equipos de transporte, traccion y elevación**			
4.04.04.01.00	Vehículos automotores terrestres			
4.04.04.02.00	Equipos ferroviarios y de cables aéreos			
4.04.04.03.00	Equipos marítimos de transporte			
4.04.04.04.00	Equipos aéreos de transporte			
4.04.04.05.00	Vehículos de tracción no motorizados			
4.04.04.06.00	Equipos auxiliares de transporte			
4.04.04.99.00	Otros equipos de transporte, tracción y elevación			
4.04.05.00.00	**Equipos de comunicaciones y señalamiento**			
4.04.05.01.00	Equipos de telecomunicaciones			
4.04.05.02.00	Equipos de señalamiento			
4.04.05.03.00	Equipos de control de tráfico aéreo			
4.04.05.04.00	Equipos de correo			
4.04.05.99.00	Otros equipos de comunicaciones y de señalamiento			
4.04.06.00.00	**Equipos medico-quirurgicos, dentales y de veterinaria**			
4.04.06.01.00	Equipos médico - quirúrgicos, dentales y de veterinaria			
4.04.06.99.00	Otros equipos médico - quirúrgicos, dentales y de veterinaria			
4.04.07.00.00	**Equipos científicos, religiosos, de enseñanza y recreacción**			
4.04.07.01.00	Equipos científicos y de laboratorio			
4.04.07.02.00	Equipos de enseñanza, deporte y recreación			
4.04.07.03.00	Obras de arte			
4.04.07.04.00	Libros, revistas y otros instrumentos de enseñanzas			
4.04.07.05.00	Equipos religiosos			
4.04.07.06.00	Instrumentos musicales			
4.04.07.99.00	Otros equipos científicos, religiosos, de enseñanza y recreación			
4.04.09.00.00	**Máquinas, muebles y demás equipos de oficina y alojamiento**			
4.04.09.01.00	Mobiliario y equipos de oficina			
4.04.09.02.00	Equipos de computación			
4.04.09.03.00	Mobiliario y equipos de alojamiento			
4.04.09.99.00	Otras máquinas, muebles y demás equipos de oficina y alojamiento			

4.04.10.00.00	**Semovientes**			
4.04.10.01.00	Semovientes			
4.04.11.00.00	**Inmuebles, maquinarias y equipos usados**			
4.04.11.01.00	Adquisición de tierras y terrenos			
4.04.11.02.00	Adquisición de edificios e instalaciones			
4.04.11.03.00	Expropiación de tierras y terrenos			
4.04.11.04.00	Expropiación de edificios e instalaciones			
4.04.11.05.01	Maquinaria y demás equipos de construcción, campo, industria y taller			
4.04.11.05.02	Equipos de transporte, tracción y elevación			
4.04.11.05.03	Equipos de comunicaciones y de señalamiento			
4.04.11.05.04	Equipos médico - quirúrgicos, dentales y de veterinaria			
4.04.11.05.05	Equipos científicos, religiosos, de enseñanza y recreación			
4.04.11.05.07	Máquinas, muebles y demás equipos de oficina y alojamiento			
4.04.11.05.99	Otras maquinaria y equipos usados			
4.04.12.00.00	**Activos intangibles**			
4.04.12.01.00	Marcas de fábrica y patentes de invención			
4.04.12.02.00	Derechos de autor			
4.04.12.03.00	Gastos de organización			
4.04.12.04.00	Paquetes y programas de computación			
4.04.12.05.00	Estudios y proyectos			
4.04.12.99.00	Otros activos intangibles			
4.04.13.00.00	**Estudios y proyectos para inversión en activos fijos**			
4.04.13.01.00	Estudios y proyectos aplicables a bienes del dominio privado			
4.04.13.02.00	Estudios y proyectos aplicables a bienes del dominio público			
4.04.14.00.00	**Contratación de inspección de obras**			
4.04.14.01.00	Contratación de inspección de obras de bienes del dominio privado			
4.04.14.02.00	Contratación de inspección de obras de bienes del dominio público			
4.04.15.00.00	**Construcciones del dominio privado**			
4.04.15.01.00	Construcciones de edificios médico-asistenciales			
4.04.15.03.00	Construcciones de edificios educativos			
4.04.15.04.00	Construcciones de edificios culturales			
4.04.15.05.00	Construcciones de edificios para oficina			
4.04.15.06.00	Construcciones de edificios industriales			
4.04.16.00.00	**Construcciones del dominio público**			
4.04.16.01.00	Construcción de vialidad			
4.04.16.02.00	Construcción de plazas, parques y similares			
4.04.16.03.00	Construcciones de instalaciones hidráulicas			
4.04.16.04.00	Construcciones de puertos y aeropuertos			
4.04.99.00.00	**Otros activos reales**			
4.04.99.01.00	Otros activos reales			
4.05.00.00.00	**ACTIVOS FINANCIEROS**			
4.05.01.00.00	**Aportes en acciones y participaciones de capital**			
4.05.01.01.00	Aportes en acciones y participaciones de capital al sector privado			
4.05.01.02.01	Aportes en acciones y participaciones de capital a entes descentralizados sin fines empresariales			
4.05.01.02.02	Aportes en acciones y participaciones de capital a instituciones de protección social			
4.05.01.02.03	Aportes en acciones y participaciones de capital a entes descentralizados con fines empresariales petroleros			
4.05.01.02.04	Aportes en acciones y participaciones de capital a entes descentralizados con fines empresariales no petroleros			
4.05.01.02.05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios			
4.05.01.02.06	Aportes en acciones y participaciones de capital a entes descentralizados financieros no bancarios			
4.05.02.00.00	**Adquisición de títulos y valores que no otorgan propiedad**			
4.05.02.01.01	Adquisición de títulos y valores privados			
4.05.02.01.02	Adquisición de títulos y valores públicos			
4.05.02.02.01	Adquisición de títulos y valores privados			
4.05.02.02.02	Adquisición de títulos y valores públicos			
4.05.03.00.00	**Concesión de préstamos a corto plazo**			
4.05.03.01.00	Concesión de préstamos al sector privado a corto plazo			
4.05.03.02.01	Concesión de préstamos a la República			
4.05.03.02.02	Concesión de préstamos a entes descentralizados sin fines empresariales			
4.05.03.02.03	Concesión de préstamos a instituciones de protección social			
4.05.03.02.04	Concesión de préstamos a entes descentralizados con fines empresariales petroleros			
4.05.03.02.05	Concesión de préstamos a entes descentralizados con fines empresariales no petroleros			
4.05.03.02.06	Concesión de préstamos a entes descentralizados financieros bancarios			
4.05.03.02.07	Concesión de préstamos a entes descentralizados financieras no bancarios			
4.05.03.02.08	Concesión de préstamos al Poder Estadal			
4.05.03.02.09	Concesión de préstamos al Poder Municipal			
4.05.04.00.00	**Concesión de préstamos a largo plazo**			
4.05.04.01.00	Concesión de préstamos al sector privado a largo plazo			
4.05.04.02.01	Concesión de préstamos a la República			
4.05.04.02.02	Concesión de préstamos a entes descentralizados sin fines empresariales			
4.05.04.02.03	Concesión de préstamos a instituciones de protección social			
4.05.04.02.04	Concesión de préstamos a entes descentralizados con fines empresariales petroleros			

4.05.04.02.05	Concesión de préstamos a entes descentralizados con fines empresariales no petroleros			
4.05.04.02.06	Concesión de préstamos a entes descentralizados financieros bancarios			
4.05.04.02.07	Concesión de préstamos a entes descentralizados financieros no bancarios			
4.05.04.02.08	Concesión de préstamos al Poder Estadal			
4.05.04.02.09	Concesión de préstamos al Poder Municipal			
4.05.05.00.00	**Incremento de disponibilidades**			
4.05.05.01.00	Incremento en caja			
4.05.05.02.01	Incremento en bancos públicos			
4.05.05.02.02	Incremento en bancos privados			
4.05.05.03.00	Incremento de inversiones temporales			
4.05.06.00.00	**Incremento de cuentas por cobrar a corto plazo**			
4.05.06.01.00	Incremento de cuentas comerciales por cobrar a corto plazo			
4.05.06.02.00	Incremento de Rentas por recaudar a corto plazo			
4.05.06.03.02	Incremento de deudas por rendir de fondos en anticipo			
4.05.06.99.00	Incremento de otras cuentas por cobrar a corto plazo			
4.05.07.00.00	**Incremento de efectos por cobrar a corto plazo**			
4.05.07.01.00	Incremento de efectos comerciales por cobrar a corto plazo			
4.05.07.99.00	Incremento de otros efectos por cobrar a corto plazo			
4.05.08.00.00	**Incremento de cuentas por cobrar a mediano y largo plazo**			
4.05.08.01.00	Incremento de cuentas comerciales por cobrar a mediano y largo plazo			
4.05.08.02.00	Incremento de Rentas por Recaudar a mediano y largo plazo			
4.05.08.99.00	Incremento de otras cuentas por cobrar a mediano y largo plazo			
4.05.09.00.00	**Incremento de efectos por cobrar a mediano y largo plazo**			
4.05.09.01.00	Incremento de efectos comerciales por cobrar a mediano y largo plazo			
4.05.09.99.00	Incremento de otros efectos por cobrar a mediano y largo plazo			
4.05.10.00.00	**Incremento de fondos en avance, en anticipos y en fideicomiso**			
4.05.10.02.00	Incremento de fondos en anticipos			
4.05.10.03.00	Incremento de fondos en fideicomiso			
4.05.10.04.00	Incremento de anticipos a proveedores			
4.05.10.05.00	Incremento de anticipos a contratistas por contratos de corto plazo			
4.05.10.06.00	Incremento de anticipos a contratistas por contratos de mediano y largo plazo			
4.05.11.00.00	**Incremento de activos diferidos a corto plazo**			
4.05.11.01.03	Incremento de otros intereses a corto plazo pagados por anticipado			
4.05.11.01.04	Incremento de débitos por apertura de carta de crédito a corto plazo			
4.05.11.01.99	Incremento de otros gastos a corto plazo pagados por anticipado			
4.05.11.02.00	Incremento de depósitos otorgados en garantía a corto plazo			
4.05.11.99.00	Incremento de otros activos diferidos a corto plazo			
4.05.12.00.00	**Incremento de activos diferidos a mediano y largo plazo**			
4.05.12.01.08	Incremento de otros intereses a mediano y largo plazo pagados por anticipado			
4.05.12.01.99	Incremento de otros gastos a mediano y largo plazo pagados por anticipado			
4.05.12.02.00	Incremento de depósitos otorgados en garantía a mediano y largo plazo			
4.05.12.99.00	Incremento de otros activos diferidos a mediano y largo plazo			
4.05.20.00.00	**Incremento de otros activos financieros circulantes**			
4.05.20.01.00	Incremento de otros activos financieros circulantes			
4.05.21.00.00	**Incremento de otros activos financieros no circulantes**			
4.05.21.01.00	Incremento de activos en gestión judicial a mediano y largo plazo			
4.05.21.99.00	Incremento de otros activos financieros no circulantes			
4.05.99.00.00	**Otros activos financieros**			
4.05.99.01.00	Otros activos financieros			
4.07.00.00.00	**TRANSFERENCIAS Y DONACIONES**			
4.07.01.00.00	**Transferencias y donaciones corrientes internas**			
4.07.01.01.01	Pensiones			
4.07.01.01.02	Jubilaciones			
4.07.01.01.03	Becas escolares			
4.07.01.01.04	Becas universitarias en el país			
4.07.01.01.05	Becas de perfeccionamiento profesional en el país			
4.07.01.01.06	Becas para estudios en el extranjero			
4.07.01.01.07	Otras becas			
4.07.01.01.08	Previsión por accidentes de trabajo			
4.07.01.01.09	Aguinaldos al personal pensionado			
4.07.01.01.10	Aportes a caja de ahorro del personal pensionado			
4.07.01.01.11	Aportes al seguro de hospitalización, cirugía y maternidad del personal pensionado			
4.07.01.01.12	Otras subvenciones socio - económicas del personal pensionado			
4.07.01.01.13	Aguinaldos al personal jubilado			
4.07.01.01.14	Aportes a caja de ahorro del personal jubilado			
4.07.01.01.15	Aportes al seguro de hospitalización, cirugía y maternidad del personal jubilado			
4.07.01.01.16	Otras subvenciones socio - económicas del personal jubilado			
4.07.01.01.30	Incapacidad temporal sin hospitalización			
4.07.01.01.31	Incapacidad temporal con hospitalización			
4.07.01.01.32	Reposo por maternidad			
4.07.01.01.33	Indemnización por paro forzoso			
4.07.01.01.34	Otros tipos de incapacidad temporal			
4.07.01.01.35	Indemnización por comisión por pensiones			
4.07.01.01.36	Indemnización por comisión por cesantía			
4.07.01.01.37	Incapacidad parcial			
4.07.01.01.38	Invalidez			

4.07.01.01.39	Pensiones por vejez, viudez y orfandad			
4.07.01.01.40	Indemnización por cesantía			
4.07.01.01.41	Otras pensiones y demás prestaciones en dinero			
4.07.01.01.42	Incapacidad parcial por accidente común			
4.07.01.01.43	Incapacidad parcial por enfermedades profesionales			
4.07.01.01.44	Incapacidad parcial por accidente de trabajo			
4.07.01.01.45	Indemnización única por invalidez			
4.07.01.01.46	Indemnización única por vejez			
4.07.01.01.47	Sobrevivientes por enfermedad común			
4.07.01.01.48	Sobrevivientes por accidente común			
4.07.01.01.49	Sobrevivientes por enfermedades profesionales			
4.07.01.01.50	Sobrevivientes por accidentes de trabajo			
4.07.01.01.51	Indemnizaciones por conmutación de renta			
4.07.01.01.52	Indemnizaciones por conmutación de pensiones			
4.07.01.01.53	Indemnizaciones por comisión de renta			
4.07.01.01.54	Asignación por nupcias			
4.07.01.01.55	Asignación por funeraria			
4.07.01.01.56	Otras asignaciones			
4.07.01.01.70	Subsidios educacionales al sector privado			
4.07.01.01.71	Subsidios a universidades privadas			
4.07.01.01.72	Subsidios culturales al sector privado			
4.07.01.01.73	Subsidios a instituciones benéficas privadas			
4.07.01.01.74	Subsidios a centros de empleados			
4.07.01.01.75	Subsidios a organismos laborales y gremiales			
4.07.01.01.76	Subsidios a entidades religiosas			
4.07.01.01.77	Subsidios a entidades deportivas y recreativas de carácter privado			
4.07.01.01.78	Subsidios científicos al sector privado			
4.07.01.01.79	Subsidios a cooperativas			
4.07.01.01.80	Subsidios a empresas privadas			
4.07.01.01.99	Otras transferencias corrientes internas al sector privado			
4.07.01.02.01	Donaciones corrientes a personas			
4.07.01.02.02	Donaciones corrientes a instituciones sin fines de lucro			
4.07.01.03.01	Transferencias corrientes a la República			
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales			
4.07.01.03.03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social			
4.07.01.03.04	Transferencias corrientes a instituciones de protección social			
4.07.01.03.05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social			
4.07.01.03.06	Transferencias corrientes a entes descentralizados con fines empresariales petroleros			
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros			
4.07.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios			
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios			
4.07.01.03.10	Transferencias corrientes al Poder Estadal			
4.07.01.03.11	Transferencias corrientes al Poder Municipal			
4.07.01.03.13	Subsidios otorgados por normas externas			
4.07.01.03.14	Incentivos otorgados por normas externas			
4.07.01.03.15	Subsidios otorgados por precios políticos			
4.07.01.03.16	Subsidios de costos sociales por normas externas			
4.07.01.04.01	Donaciones corrientes a la República			
4.07.01.04.02	Donaciones corrientes a entes descentralizados sin fines empresariales			
4.07.01.04.03	Donaciones corrientes a instituciones de protección social			
4.07.01.04.04	Donaciones corrientes a entes descentralizados con fines empresariales petroleros			
4.07.01.04.05	Donaciones corrientes a entes descentralizados con fines empresariales no petroleros			
4.07.01.04.06	Donaciones corrientes a entes descentralizados financieros bancarios			
4.07.01.04.07	Donaciones corrientes a entes descentralizados financieros no bancarios			
4.07.01.04.08	Donaciones corrientes al Poder Estadal			
4.07.01.04.09	Donaciones corrientes al Poder Municipal			
4.07.02.00.00	**Transferencias y donaciones corrientes al exterior**			
4.07.02.01.01	Becas de capacitación e investigación en el exterior			
4.07.02.01.02	Transferencias corrientes a instituciones sin fines de lucro			
4.07.02.01.03	Transferencias corrientes a gobiernos extranjeros			
4.07.02.01.04	Transferencias corrientes a organismos internacionales			
4.07.02.02.01	Donaciones corrientes a personas			
4.07.02.02.02	Donaciones corrientes a instituciones sin fines de lucro			
4.07.02.02.03	Donaciones corrientes a gobiernos extranjeros			
4.07.02.02.04	Donaciones corrientes a organismos internacionales			
4.07.03.00.00	**Transferencias y donaciones de capital internas**			
4.07.03.01.01	Transferencias de capital a personas			
4.07.03.01.02	Transferencias de capital a instituciones sin fines de lucro			
4.07.03.01.03	Transferencias de capital a empresas privadas			
4.07.03.02.01	Donaciones de capital a personas			
4.07.03.02.02	Donaciones de capital a instituciones sin fines de lucro			
4.07.03.03.01	Transferencias de capital a la República			
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales			
4.07.03.03.03	Transferencias de capital a instituciones de protección social			

4.07.03.03.04	Transferencias de capital a entes descentralizados con fines empresariales petroleros			
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros			
4.07.03.03.06	Transferencias de capital a entes descentralizados financieros bancarios			
4.07.03.03.07	Transferencias de capital a entes descentralizados financieros no bancarios			
4.07.03.03.08	Transferencias de capital al Poder Estadal			
4.07.03.03.09	Transferencias de capital al Poder Municipal			
4.07.03.04.01	Donaciones de capital a la República			
4.07.03.04.02	Donaciones de capital a entes descentralizados sin fines empresariales			
4.07.03.04.03	Donaciones de capital a instituciones de protección social			
4.07.03.04.04	Donaciones de capital a entes descentralizados con fines empresariales petroleros			
4.07.03.04.05	Donaciones de capital a entes descentralizados con fines empresariales no petroleros			
4.07.03.04.06	Donaciones de capital a entes descentralizados financieros bancarios			
4.07.03.04.07	Donaciones de capital a entes descentralizados financieros no bancarios			
4.07.03.04.08	Donaciones de capital al Poder Estadal			
4.07.03.04.09	Donaciones de capital al Poder Municipal			
4.07.04.00.00	**Transferencias y donaciones de capital al exterior**			
4.07.04.01.01	Transferencias de capital a personas			
4.07.04.01.02	Transferencias de capital a instituciones sin fines de lucro			
4.07.04.01.03	Transferencias de capital a gobiernos extranjeros			
4.07.04.01.04	Transferencias de capital a organismos internacionales			
4.07.04.02.01	Donaciones de capital a personas			
4.07.04.02.02	Donaciones de capital a instituciones sin fines de lucro			
4.07.04.02.03	Donaciones de capital a gobiernos extranjeros			
4.07.04.02.04	Donaciones de capital a organismos internacionales			
4.07.12.00.00	**Transferencias y donaciones a Consejos Comunales**			
4.07.12.01.01	Transferencias corrientes a Consejos Comunales			
4.07.12.01.02	Donaciones corrientes a Consejos Comunales			
4.07.12.02.01	Transferencias de capital a Consejos Comunales			
4.07.12.02.02	Donaciones de capital a Consejos Comunales			
4.08.00.00.00	**OTROS GASTOS**			
4.08.01.00.00	**Depreciación y amortización**			
4.08.01.01.01	Depreciación de edificios e instalaciones			
4.08.01.01.02	Depreciación de maquinaria y demás equipos de construcción, campo, industria y taller			
4.08.01.01.03	Depreciación de equipos de transporte, tracción y elevación			
4.08.01.01.04	Depreciación de equipos de comunicaciones y de señalamiento			
4.08.01.01.05	Depreciación de equipos médico - quirúrgicos, dentales y de veterinaria			
4.08.01.01.06	Depreciación de equipos científicos, religiosos, de enseñanza y recreación			
4.08.01.01.08	Depreciación de máquinas, muebles y demás equipos de oficina y alojamiento			
4.08.01.01.09	Depreciación de semovientes			
4.08.01.01.99	Depreciación de otros bienes de uso			
4.08.01.02.01	Amortización de marcas de fábrica y patentes de invención			
4.08.01.02.02	Amortización de derechos de autor			
4.08.01.02.03	Amortización de gastos de organización			
4.08.01.02.04	Amortización de paquetes y programas de computación			
4.08.01.02.05	Amortización de estudios y proyectos			
4.08.01.02.99	Amortización de otros activos intangibles			
4.08.02.00.00	**Intereses por operaciones financieras**			
4.08.02.03.00	Intereses por otros financiamientos			
4.08.02.03.00	Intereses por otros financiamientos			
4.08.05.00.00	**Obligaciones en el ejercicio vigente**			
4.08.05.01.00	Devoluciones de cobros indebidos			
4.08.05.02.00	Devoluciones y reintegros diversos			
4.08.05.03.00	Indemnizaciones diversas			
4.08.06.00.00	**Pérdidas ajenas a la operación**			
4.08.06.01.00	Pérdidas en inventarios			
4.08.06.02.00	Pérdidas en operaciones cambiarias			
4.08.06.03.00	Pérdidas en ventas de activos			
4.08.06.04.00	Pérdidas por cuentas incobrables			
4.08.06.05.00	Participación en pérdidas de otras empresas			
4.08.06.07.00	Impuestos directos			
4.08.06.08.00	Intereses de mora			
4.08.07.00.00	**Descuentos, bonificaciones y devoluciones**			
4.08.07.01.00	Descuentos sobre ventas			
4.08.07.02.00	Bonificaciones por ventas			
4.08.07.03.00	Devoluciones por ventas			
4.08.08.00.00	**Indemnizaciones y sanciones pecuniarias**			
4.08.08.01.02	Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales			
4.08.08.02.02	Sanciones pecuniarias impuestas a los entes descentralizados sin fines empresariales			
4.08.99.00.00	**Otros gastos**			
4.08.99.01.00	Otros gastos			
4.11.00.00.00	**DISMINUCION DE PASIVOS**			
4.11.01.00.00	**Disminución de gastos de personal por pagar**			
4.11.01.01.00	Disminución de sueldos, salarios y otras remuneraciones por pagar			
4.11.02.00.00	**Disminución de aportes patronales y retenciones laborales por pagar**			

4.11.02.01.00	Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)			
4.11.02.02.00	Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (IPASME)			
4.11.02.03.00	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Jubilaciones			
4.11.02.04.00	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Seguro de Paro Forzoso			
4.11.02.05.00	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Habitacional			
4.11.02.06.00	Disminución de aportes patronales y retenciones laborales por pagar al seguro de vida, accidentes personales, hospitalización, cirugía, matemidad (HCM) y gastos funerarios			
4.11.02.07.00	Disminución de aportes patronales y retenciones laborales por pagar a cajas de ahorro			
4.11.02.08.00	Disminución de aportes patronales por pagar a organismos de seguridad social			
4.11.02.09.00	Disminución de retenciones laborales por pagar al Instituto Nacional de Cooperación Educativa (INCE)			
4.11.02.10.00	Disminución de retenciones laborales por pagar por pensión alimenticia			
4.11.02.98.00	Disminución de otros aportes legales por pagar			
4.11.02.99.00	Disminución de otras retenciones laborales por pagar			
4.11.03.00.00	**Disminución de cuentas y efectos por pagar a proveedores**			
4.11.03.01.00	Disminución de cuentas por pagar a proveedores a corto plazo			
4.11.03.02.00	Disminución de efectos por pagar a proveedores a corto plazo			
4.11.03.03.00	Disminución de cuentas por pagar a proveedores a mediano y largo plazo			
4.11.03.04.00	Disminución de efectos por pagar a proveedores a mediano largo plazo			
4.11.04.00.00	**Disminución de cuentas y efectos por pagar a contratistas**			
4.11.04.01.00	Disminución de cuentas por pagar a contratistas a corto plazo			
4.11.04.02.00	Disminución de efectos por pagar a contratistas a corto plazo			
4.11.04.03.00	Disminución de cuentas por pagar a contratistas a mediano largo y plazo			
4.11.04.04.00	Disminución de efectos por pagar a contratistas a mediano y plazo			
4.11.05.00.00	**Disminución de intereses por pagar**			
4.11.05.01.00	Disminución de intereses internos por pagar			
4.11.06.00.00	**Disminución de otras cuentas y efectos por pagar a corto plazo**			
4.11.06.01.00	Disminución de obligaciones de ejercicios anteriores			
4.11.06.02.00	Disminución de otras cuentas por pagar a corto plazo			
4.11.06.03.00	Disminución de otros efectos por pagar a corto plazo			
4.11.07.00.00	**Disminucion de Pasivos Diferidos**			
4.11.07.01.01	Disminución de rentas diferidas por recaudar a corto plazo			
4.11.08.00.00	**Disminución de provisiones y reservas técnicas**			
4.11.08.01.01	Disminución de provisiones para cuentas incobrables			
4.11.08.01.02	Disminución de provisiones para despidos			
4.11.08.01.03	Disminución de provisiones para pérdidas en el inventario			
4.11.08.01.04	Disminución de provisiones para beneficios sociales			
4.11.08.01.99	Disminución de otras provisiones			
4.11.09.00.00	**Disminución de fondos de terceros**			
4.11.09.01.00	Disminución de depósitos recibidos en garantía			
4.11.09.99.00	Disminución de otros fondos de terceros			
4.11.10.00.00	**Disminución de depósitos de instituciones financieras**			
4.11.10.01.01	Disminución de depósitos de terceros a la vista de organismos del sector público			
4.11.10.02.01	Disminución de depósitos a plazo fijo de organismos del sector público			
4.11.98.00.00	**Disminución de otros pasivos a corto plazo**			
4.11.98.01.00	Disminución de otros pasivos a corto plazo			
4.11.99.00.00	**Disminución de otros pasivos a mediano y largo plazo**			
4.11.99.01.00	Disminución de otros pasivos a mediano y largo plazo			
4.12.00.00.00	**DISMINUCIÓN DEL PATRIMONIO**			
4.12.01.00.00	**Disminución del capital**			
4.12.01.01.00	Disminución del capital fiscal e institucional			
4.12.03.00.00	**Ajuste por inflación**			
4.12.03.01.00	Ajuste por inflación			
4.12.04.00.00	**Disminución de resultados**			
4.12.04.01.00	Disminución de resultados acumulados			
4.12.04.02.00	Disminución de resultados del ejercicio			
	(7) TOTAL			

NOTA: LOS CÓDIGOS Y DENOMINACIONES DE LAS PARTIDAS DE GASTOS , ESTAN SUJETOS A LAS ACTUALIZACIONES DEL CLASIFICADOR PRESUPUESTARIO DICTADO POR LA ONAPRE.

FORMA 1926

FORMA 1927 RELACION DE APORTES, TRANSFERENCIAS Y DONACIONES OTORGADAS AL SECTOR PÚBLICO

A. Objetivo

Presentar la información de los aportes, transferencias y donaciones otorgadas a organismos del sector público, detallando los entes receptores de las mismas.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Indique el nombre del Ente y el año objeto del presupuesto.
2 y 3	Señala el código y la denominación de las sub-divisiones de las, **Sub-partidas 4.05.01.00.00 "Aportes en Acciones y Participaciones de Capital", 4.07.01.03.00 "Transferencias Corrientes Internas al Sector Público", 4.07.01.04.00 "Donaciones Corrientes Internas al Sector Público, 4.07.03.03.00 "Transferencias de Capital Internas al Sector Público" y 4.07.03.04.00 "Donaciones de Capital Internas al Sector Público"**, las cuales corresponden aquellos conceptos de gastos utilizados para dirigir recursos al sector público. IDENTIFIQUE A LOS ENTES PUBLICOS RECEPTORES DE LAS TRANSFERENCIAS.
4 a la 6	Registre en bolívares enteros las transferencias destinadas al sector público para los años anteriores y el año que se presupuesta y anote los totales a nivel de la Específica y/o Sub-específica correspondiente.
7	Indique la suma de los montos de las columnas 4, 5 y 6.

RELACION DE APORTES, TRANSFERENCIAS Y DONACIONES OTORGADAS AL SECTOR PÚBLICO

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO	DENOMINACIÓN	REAL	ÚLTIMO ESTIMADO	AÑO PRESUPUESTADO
(2)	(3)	(4)	(5)	(6)
4.05.01.00.00	**A.- APORTES EN ACCIONES Y PARTICIPACIONES DE CAPITAL**			
4.05.01.02.00	APORTES EN ACCIONES Y PARTICIPACIONES DE CAPITAL AL SECTOR PÚBLICO			
4.05.01.02.01	APORTES EN ACCIONES Y PARTICIPACIONES DE CAPITAL A ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES . ENTES **(Detallar cada uno de los entes receptores del Aporte)**			
4.05.01.02.02	APORTES EN ACCIONES Y PARTICIPACIONES DE CAPITAL A INSTITUCIONES DE PROTECCION SOCIAL . ENTES **(Detallar cada uno de los entes receptores del Aporte)**			
4.05.01.02.03	APORTES EN ACCIONES Y PARTICIPACIONES DE CAPITAL A ENTES DESCENTRALIZADOS CON FINES PETROLEROS . ENTES **(Detallar cada uno de los entes receptores del Aporte)**			
4.05.01.02.04	APORTES EN ACCIONES Y PARTICIPACIONES DE CAPITAL A ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES NO PETROLEROS . ENTES **(Detallar cada uno de los entes receptores del Aporte)**			
4.05.01.02.05	APORTES EN ACCIONES Y PARTICIPACIONES DE CAPITAL A ENTES DESCENTRALIZADOS FINANCIEROS BANCARIOS . ENTES **(Detallar cada uno de los entes receptores del Aporte)**			
4.05.01.02.06	APORTES EN ACCIONES Y PARTICIPACIONES DE CAPITAL A ENTES DESCENTRALIZADOS FINANCIEROS NO BANCARIOS . ENTES **(Detallar cada uno de los entes receptores del Aporte)**			
4.05.01.02.07	APORTES EN ACCIONES Y PARTICIPACIONES DE CAPITAL A ORGANISMOS DEL SECTOR PÚBLICO PARA EL PAGO DE SU DEUDA . ENTES **(Detallar cada uno de los entes receptores del Aporte)**			
4.07.01.03.00	**B.- TRANSFERENCIAS CORRIENTES INTERNAS AL SECTOR PÚBLICO**			
4.07.01.03.01	TRANSFERENCIAS CORRIENTES A LA REPÚBLICA . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.03.02	TRANSFERENCIAS CORRIENTES A ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.03.03	TRANSFERENCIAS CORRIENTES A ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES PARA ATENDER BENEFICIOS DE LA SEGURIDAD SOCIAL . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.03.04	TRANSFERENCIAS CORRIENTES A INSTITUCIONES DE PROTECCIÓN SOCIAL . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.03.05	TRANSFERENCIAS CORRIENTES A INSTITUCIONES DE PROTECCIÓN SOCIAL PARA ATENDER BENEFICIOS DE LA SEGURIDAD SOCIAL . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.03.06	TRANSFERENCIAS CORRIENTES A ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES PETROLÉROS . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.03.07	TRANSFERENCIAS CORRIENTES A ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES NO PETROLÉROS . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.03.08	TRANSFERENCIAS CORRIENTES A ENTES DESCENTRALIZADOS FINANCIEROS BANCARIOS . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.03.09	TRANSFERENCIAS CORRIENTES A ENTES DESCENTRALIZADOS FINANCIEROS NO BANCARIOS . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.03.10	TRANSFERENCIAS CORRIENTES AL PODER ESTADAL . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.03.11	TRANSFERENCIAS CORRIENTES AL PODER MUNICIPAL . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			

4.07.01.04.00	**C.- DONACIONES CORRIENTES INTERNAS AL SECTOR PÚBLICO**			
4.07.01.04.01	DONACIONES CORRIENTES A LA REPÚBLICA . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.04.02	DONACIONES CORRIENTES A ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.04.03	DONACIONES CORRIENTES A INSTITUCIONES DE PROTECCION SOCIAL . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.04.04	DONACIONES CORRIENTES A ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES PETROLÉROS . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.04.05	DONACIONES CORRIENTES A ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES NO PETROLÉROS . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.04.06	DONACIONES CORRIENTES A ENTES DESCENTRALIZADOS FINANCIEROS BANCARIOS . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.04.07	DONACIONES CORRIENTES A ENTES DESCENTRALIZADOS FINANCIEROS NO BANCARIOS . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.04.08	DONACIONES CORRIENTES AL PODER ESTADAL . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.04.09	DONACIONES CORRIENTES AL PODER MUNICIPAL . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.03.03.00	**D.- TRANSFERENCIAS DE CAPITAL INTERNAS AL SECTOR PÚBLICO**			
4.07.03.03.01	TRANSFERENCIAS DE CAPITAL A LA REPÚBLICA . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.03.03.02	TRANSFERENCIAS DE CAPITAL A LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.03.03.03	TRANSFERENCIAS DE CAPITAL A INSTITUCIONES DE PROTECCION SOCIAL . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.03.03.04	TRANSFERENCIAS DE CAPITAL A ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES PETROLÉROS . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.03.03.05	TRANSFERENCIAS DE CAPITAL A ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES NO PETROLÉROS . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.03.03.06	TRANSFERENCIAS DE CAPITAL A ENTES DESCENTRALIZADOS FINANCIEROS BANCARIOS . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.03.03.07	TRANSFERENCIAS DE CAPITAL A ENTES DESCENTRALIZADOS FINANCIEROS NO BANCARIOS . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.03.03.08	TRANSFERENCIAS DE CAPITAL AL PODER ESTADAL . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.03.03.09	TRANSFERENCIAS DE CAPITAL AL PODER MUNICIPAL . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.03.04.00	**E.- DONACIONES DE CAPITAL INTERNAS AL SECTOR PÚBLICO**			
4.07.03.04.01	DONACIONES DE CAPITAL A LA REPÚBLICA . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.03.04.02	DONACIONES DE CAPITAL A LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			

4.07.03.04.03	DONACIONES DE CAPITAL A INSTITUCIONES DE PROTECCION SOCIAL . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.03.04.04	DONACIONES DE CAPITAL A ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES PETROLÉROS . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.03.04.05	DONACIONES DE CAPITAL A ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES NO PETROLÉROS . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.03.04.06	DONACIONES DE CAPITAL A ENTES DESCENTRALIZADOS FINANCIEROS BANCARIOS . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.03.04.07	DONACIONES DE CAPITAL A ENTES DESCENTRALIZADOS FINANCIEROS NO BANCARIOS . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.03.04.08	DONACIONES DE CAPITAL AL PODER ESTADAL . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.03.04.09	DONACIONES DE CAPITAL AL PODER MUNICIPAL . ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
	(7) TOTAL (A+B)			

FORMA: 1927

FORMA 1928 RELACIÓN DE TRANSFERENCIAS Y DONACIONES OTORGADAS AL SECTOR PRIVADO

A. Objetivo

Presentar la información de las transferencias y donaciones otorgadas al sector privado, detallando los entes receptores de las mismas.

C. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Indique la denominación del Ente y el año objeto del presupuesto.
2 y 3	Señala el código y la denominación de la **Sub-partida 4.07.01.01.00 "Transferencias Corrientes Internas al Sector Privado", 4.07.01.02.00 "Donaciones Corrientes Internas al Sector Privado", 4.07.03.01.00 "Transferencias de Capital Internas al Sector Privado" y 4.07.03.02.00 "Donaciones de Capital Internas al Sector Privado",** referidas a los organismos del sector privado a quienes van dirigidos los recursos que se transfieren y donan e identifique a los entes receptores.
4 a la 6	Registre en bolívares enteros las transferencias y donaciones otorgadas al sector privado, para los años anteriores y el año que se presupuesta y, efectúe los totales a nivel de la Específica y/o Sub-específica correspondiente.
7	Indique la suma de los montos de las columnas 4, 5 y 6.

RELACIÓN DE TRANSFERENCIAS Y DONACIONES OTORGADAS AL SECTOR PRIVADO

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO	DENOMINACIÓN	AÑO REAL	AÑO ÚLTIMO ESTIMADO	AÑO PRESUPUESTADO
(2)	(3)	(4)	(5)	(6)
4.07.01.01.00	**A. TRANSFERENCIAS CORRIENTES INTERNAS AL SECTOR PRIVADO**			
4.07.01.01.70	SUBSIDIOS EDUCACIONALES AL SECTOR PRIVADO			
	. ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.01.71	SUBSIDIOS A UNIVERSIDADES PRIVADAS			
	. ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.01.72	SUBSIDIOS CULTURALES AL SECTOR PRIVADO			
	. ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.01.73	SUBSIDIOS A INSTITUCIONES BENÉFICAS PRIVADAS			
	. ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.01.74	SUBSIDIOS A CENTROS DE EMPLEADOS			
	. ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.01.75	SUBSIDIOS A ORGANISMOS LABORALES Y GREMIALES			
	. ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.01.76	SUBSIDIOS A ENTIDADES RELIGIOSAS			
	. ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.01.77	SUBSIDIOS A ENTIDADES DEPORTIVAS Y RECREATIVAS DE CARÁCTER PRIVADO			
	. ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.01.78	SUBSIDIOS CIENTIFICOS AL SECTOR PRIVADO			
	. ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.01.79	SUBSIDIOS A COOPERATIVAS			
	. ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.01.80	SUBSIDIOS A EMPRESAS PRIVADAS			
	. ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.01.99	OTRAS TRANSFERENCIAS CORRIENTES INTERNAS AL SECTOR PRIVADO			
	. ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.01.99	OTRAS TRANSFERENCIAS CORRIENTES INTERNAS AL SECTOR PRIVADO			
	. ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.01.02.00	**B. DONACIONES CORRIENTES INTERNAS AL SECTOR PRIVADO**			
4.07.01.02.02	DONACIONES CORRIENTES A INSTITUCIONES SIN FINES DE LUCRO			
4.07.03.01.00	**C. TRANSFERENCIAS DE CAPITAL INTERNAS AL SECTOR PRIVADO**			
4.07.03.01.02	TRANSFERENCIAS DE CAPITAL A INSTITUCIONES SIN FINES DE LUCRO			
	. ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
4.07.03.02.00	**D. DONACIONES DE CAPITAL INTERNAS AL SECTOR PRIVADO**			
4.07.03.02.02	DONACIONES DE CAPITAL A INSTITUCIONES SIN FINES DE LUCRO			
	. ENTES **(Detallar cada uno de los entes receptores de la Tranferencia)**			
(7) TOTAL (A+B+C+D)				

FORMA: 1928

FORMA 1929 RELACIÓN DE TRANSFERENCIAS Y DONACIONES RECIBIDAS DEL SECTOR PÚBLICO

A. Objetivo

Presentar la información de las transferencias y donaciones recibidas de organismos del Sector Público, desagregadas a nivel de los entes otorgantes de las mismas.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Indique el nombre del Ente y el año objeto del presupuesto.
2 y 3	Señala el código y la denominación de las sub-divisiones de la Partida 3.05.00.00.00 "Transferencias y Donaciones", correspondiente a los recursos recibidos del sector público, e identifique a los organismos otorgantes.
4 a la 6	Registre en bolívares enteros las transferencias recibidas en los años anteriores y el año que se presupuesta por los conceptos citados y, efectúe las sumatorias a nivel de la Específica o Sub-específica correspondiente.
7	Indique la suma de los montos de las columnas 4, 5 y 6.

RELACIÓN DE TRANSFERENCIAS Y DONACIONES RECIBIDAS DEL SECTOR PÚBLICO

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO	DENOMINACIÓN	AÑO REAL	AÑO ÚLTIMO ESTIMADO	AÑO PRESUPUESTADO
(2)	(3)	(4)	(5)	(6)
3.05.01.03.00	**A. TRANSFERENCIAS CORRIENTES INTERNAS DEL SECTOR PÚBLICO**			
3.05.01.03.01	TRANSFERENCIAS CORRIENTES INTERNAS DE LA REPÚBLICA . ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.01.03.02	TRANSFERENCIAS CORRIENTES INTERNAS DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES . ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.01.03.03	TRANSFERENCIAS CORRIENTES INTERNAS DE INSTITUCIONES DE PROTECCIONES SOCIAL . ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.01.03.04	TRANSFERENCIAS CORRIENTES INTERNAS DE ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES PETRÓLEROS . ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.01.03.05	TRANSFERENCIAS CORRIENTES INTERNAS DE ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES NO PETRÓLEROS . ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.01.03.06	TRANSFERENCIAS CORRIENTES INTERNAS DE ENTES DESCENTRALIZADOS FINANCIEROS BANCARIOS . ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.01.03.07	TRANSFERENCIAS CORRIENTES INTERNAS DE ENTES DESCENTRALIZADOS FINANCIEROS NO BANCARIOS . ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.01.03.08	TRANSFERENCIAS CORRIENTES INTERNAS DEL PODER ESTADAL . ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.01.03.09	TRANSFERENCIAS CORRIENTES INTERNAS DEL PODER MUNICIPAL . ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.01.04.00	**B. DONACIONES CORRIENTES INTERNAS DEL SECTOR PÚBLICO**			
3.05.01.04.01	DONACIONES CORRIENTES INTERNAS DE LA REPÚBLICA . ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.01.04.02	DONACIONES CORRIENTES INTERNAS DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES . ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.01.04.03	DONACIONES CORRIENTES INTERNAS DE INSTITUCIONES DE PROTECCIONES SOCIAL . ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.01.04.04	DONACIONES CORRIENTES INTERNAS DE ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES PETRÓLEROS . ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.01.04.05	DONACIONES CORRIENTES INTERNAS DE ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES NO PETRÓLEROS . ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.01.04.06	DONACIONES CORRIENTES INTERNAS DE ENTES DESCENTRALIZADOS FINANCIEROS BANCARIOS . ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.01.04.07	DONACIONES CORRIENTES INTERNAS DE ENTES DESCENTRALIZADOS FINANCIEROS NO BANCARIOS . ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.01.04.08	DONACIONES CORRIENTES INTERNAS DEL PODER ESTADAL . ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.01.04.09	DONACIONES CORRIENTES INTERNAS DEL PODER MUNICIPAL . ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.02.03.00	**C. TRANSFERENCIAS DE CAPITAL INTERNAS DEL SECTOR PÚBLICO**			
3.05.02.03.01	TRANSFERENCIAS DE CAPITAL INTERNAS DE LA REPÚBLICA . ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.02.03.02	TRANSFERENCIAS DE CAPITAL INTERNAS DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES . ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.02.03.03	TRANSFERENCIAS DE CAPITAL INTERNAS DE INSTITUCIONES DE PROTECCIONES SOCIAL . ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			

3.05.02.03.04	TRANSFERENCIAS DE CAPITAL INTERNAS DE ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES PETRÓLEROS			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.02.03.05	TRANSFERENCIAS DE CAPITAL INTERNAS DE ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES NO PETRÓLEROS			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.02.03.06	TRANSFERENCIAS DE CAPITAL INTERNAS DE ENTES DESCENTRALIZADOS FINANCIEROS BANCARIOS			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.02.03.07	TRANSFERENCIAS DE CAPITAL INTERNAS DE ENTES DESCENTRALIZADOS FINANCIEROS NO BANCARIOS			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.02.03.08	TRANSFERENCIAS DE CAPITAL INTERNAS DEL PODER ESTADAL			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.02.03.09	TRANSFERENCIAS DE CAPITAL INTERNAS DEL PODER MUNICIPAL			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.02.04.00	**D. DONACIONES DE CAPITAL INTERNAS DEL SECTOR PÚBLICO**			
3.05.02.04.01	DONACIONES DE CAPITAL INTERNAS DE LA REPÚBLICA			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.02.04.02	DONACIONES DE CAPITAL INTERNAS DE LOS ENTES DESCENTRALIZADOS SIN FINES EMPRESARIALES			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.02.04.03	DONACIONES DE CAPITAL INTERNAS DE INSTITUCIONES DE PROTECCIONES SOCIAL			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.02.04.04	DONACIONES DE CAPITAL INTERNAS DE ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES PETRÓLEROS			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.02.04.05	DONACIONES DE CAPITAL INTERNAS DE ENTES DESCENTRALIZADOS CON FINES EMPRESARIALES NO PETRÓLEROS			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.02.04.06	DONACIONES DE CAPITAL INTERNAS DE ENTES DESCENTRALIZADOS FINANCIEROS BANCARIOS			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.02.04.07	DONACIONES DE CAPITAL INTERNAS DE ENTES DESCENTRALIZADOS FINANCIEROS NO BANCARIOS			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.02.04.08	DONACIONES DE CAPITAL INTERNAS DEL PODER ESTADAL			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.02.04.09	DONACIONES DE CAPITAL INTERNAS DEL PODER MUNICIPAL			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
	(7) TOTAL (A+B)			

FORMA: 1929

FORMA 1930 RELACIÓN DE TRANSFERENCIAS Y DONACIONES RECIBIDAS DEL SECTOR PRIVADO

A. Objetivo

Presentar la información de las transferencias y donaciones por recibir del Sector Privado, detallando los entes otorgantes de las mismas.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Indique el nombre del Ente y el año objeto del presupuesto.
2 y 3	Señala el código y la denominación de las sub-divisiones de la Partida 3.05.00.00.00 "Transferencias y Donaciones", referidas a los recursos recibidos del sector privado, e identifique a los entes otorgantes.
4 a la 6	Registre en bolívares enteros las transferencias y donaciones recibidas en los años anteriores y el año que se presupuesta, por los conceptos citados y, efectúe las sumatorias a nivel de la Específica o Sub-específica correspondiente.
7	Indique la suma de los montos de las columnas Nº 4, 5 y 6.

RELACIÓN DE TRANSFERENCIAS Y DONACIONES RECIBIDAS DEL SECTOR PRIVADO

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO	DENOMINACIÓN	AÑO REAL	AÑO ÚLTIMO ESTIMADO	AÑO PRESUPUESTADO
(2)	(3)	(4)	(5)	(6)
3.05.01.01.00	**A. TRANSFERENCIAS CORRIENTES INTERNAS DEL SECTOR PRIVADO**			
3.05.01.01.01	TRANSFERENCIAS CORRIENTES INTERNAS DE PERSONAS			
	. **(Detallar)**			
3.05.01.01.02	TRANSFERENCIAS CORRIENTES INTERNAS DE INSTITUCIONES SIN FINES DE LUCRO			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.01.01.03	TRANSFERENCIAS CORRIENTES INTERNAS DE EMPRESAS PRIVADAS			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.01.02.00	**B. DONACIONES CORRIENTES INTERNAS DEL SECTOR PRIVADO**			
3.05.01.02.01	DONACIONES CORRIENTES INTERNAS DE PERSONAS			
	. **(Detallar)**			
3.05.01.02.02	DONACIONES CORRIENTES INTERNAS DE INSTITUCIONES SIN FINES DE LUCRO			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.01.02.03	DONACIONES CORRIENTES INTERNAS DE EMPRESAS PRIVADAS			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.02.01.00	**C. TRANSFERENCIAS DE CAPITAL INTERNAS DEL SECTOR PRIVADO**			
3.05.02.01.01	TRANSFERENCIAS DE CAPITAL INTERNAS DE PERSONAS			
	. **(Detallar)**			
3.05.02.01.02	TRANSFERENCIAS DE CAPITAL INTERNAS DE INSTITUCIONES SIN FINES DE LUCRO			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.02.01.03	TRANSFERENCIAS DE CAPITAL INTERNAS DE EMPRESAS PRIVADAS			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.02.02.00	**C. DONACIONES CORRIENTES INTERNAS DEL SECTOR PRIVADO**			
3.05.02.02.01	DONACIONES DE CAPITAL INTERNAS DE PERSONAS			
	. **(Detallar)**			
3.05.02.02.02	DONACIONES DE CAPITAL INTERNAS DE INSTITUCIONES SIN FINES DE LUCRO			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
3.05.02.02.03	DONACIONES DE CAPITAL INTERNAS DE EMPRESAS PRIVADAS			
	. ENTES **(Detallar cada uno de los entes otorgantes de la Tranferencia)**			
	(7) TOTAL (A+B+C+D)			

FORMA: 1930

FORMA 1931 PRESUPUESTO DE DIVISAS

A. Objetivo

Presentar información del presupuesto de divisas del Ente, para los años REAL, ÚLTIMO ESTIMADO Y PROGRAMADO.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Registre el nombre del Ente y el año objeto del presupuesto.
2	Indica los diferentes conceptos de egresos de divisas que interesan a los usuarios de la información.
3 y 4	Anote los egresos de divisas ejecutados por el Ente para los años anteriores.
5 a 16	Registre la programación mensual de los egresos de divisas, que realizará en el año que se presupuesta.
17	Totalice los montos para cada uno de los conceptos de egresos de divisas.
18	Indique el tipo de cambio promedio utilizado, para los años anteriores y el programado mensual del año presupuestado.
19	Anote las observaciones que considera pertinentes en relación con la información suministrada.

D. BASES TEÓRICAS

1. EGRESOS DE DIVISAS

Toda transacción que representa un egreso real de divisas para la Institución declarante deberá registrarse bajo este concepto. Seguidamente se define la cobertura de cada uno de los rubros que componen los egresos de divisas del organismo:

1. Importaciones Totales

Dentro de esta categoría deberán incluirse todos los egresos de divisas que tengan su origen en las importaciones de mercancías y de servicios a realizarse por la Institución.

1.1. De Bienes

Corresponde a las compras externas de mercancías (FOB) de acuerdo a la siguiente clasificación:

1.1.1. De Consumo

Se refiere a los bienes de demanda final destinados al consumo de la propia Institución o del público y que no impliquen una transformación posterior.

1.1.2. Intermedios

Representan las compras de mercancías que constituyen insumos primarios (materias primas y otros bienes) empleados en el proceso productivo de la Institución.

1.1.3. De Inversión

Están representadas por el valor de las importaciones de bienes requeridos para efectuar reposición de activos o ampliaciones de la capacidad instalada por inversión nueva.

1.2. De Servicios

Corresponde a los pagos por servicios recibidos del exterior según el siguiente desglose:

1.2.1. Transporte y Seguros

Comprende los egresos por servicios de transporte y seguros vinculados al comercio de mercancías

1.2.2. Servicios Diversos

Incluye:

1.1.2.2.1. Becas

Representan las erogaciones por concepto de becas a ser otorgadas por la Institución para cursar estudios en el exterior.

1.1.2.2.2. Misiones

Incluye los gastos por viajes al exterior en cumplimiento de misiones encomendadas por la institución.

1.1.2.2.3. Otros

Deberán incluirse otros pagos por servicios no considerados en las categorías anteriores; como por ejemplo: seguros no vinculados con el comercio de bienes, pagos por asistencia tecnológica, servicios portuarios, alquiler de transporte y compra de combustible.

2. Servicio de la Deuda Externa

Dentro de esta categoría deberán registrarse los pagos a realizarse por concepto de servicio de la deuda externa, con la siguiente especificación:

2.1. Amortizaciones

Corresponde a los pagos de capital por préstamos adquiridos por el organismo.

2.1.1. Corto Plazo

Comprende los egresos por pagos de capital, por préstamos adquiridos por el organismo con vencimientos de un año o menos.

2.1.2. Largo Plazo

Incluye las erogaciones destinadas a la amortización de capital, correspondiente a préstamos adquiridos por la Institución con vencimientos mayores a un año.

2.2. Intereses

2.2.1. Corto Plazo

Se refiere al pago de intereses correspondientes a préstamos con vencimientos de un año o menos.

2.2.2. Largo Plazo

Comprende los pagos por intereses correspondientes a préstamos adquiridos por el organismo con vencimientos mayores de un año.

3. Otros Egresos

Deberán incluirse todas las salidas de divisas no especificadas en los rubros anteriores, por ejemplo: los egresos por contribuciones y suscripciones a Organismos Internacionales, por los cuales el organismo no recibirá una contraprestación de servicio.

NOTA: LA INFORMACIÓN REGISTRADA EN EL FORMULARIO DEBE SER CUANTIFICADA EN DOLARES AMERICANOS, SEÑALANDO EL TIPO DE CAMBIO UTILIZADO.

PRESUPUESTO DE DIVISAS

(1) ENTE:

EJERCICIO FISCAL AÑO:

CONCEPTO	EGRESOS DE DIVISAS (Dólares U.S.A)						
	AÑO REAL	AÑO ÚLTIMO ESTIMADO	AÑO PRESUPUESTADO				
			TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTALES
(2)	(3)	(4)	(5)	(6)	(7)	(8)	(17)
EGRESOS DE DIVISAS							
1. IMPORTACIONES TOTALES							
1.1 DE BIENES							
1.1.1 DE CONSUMO							
1.1.2 INTERMEDIOS							
1.1.3 DE INVERSIÓN							
1.2 DE SERVICIOS							
1.2.1 TRANSPORTE Y SEGUROS							
1.2.2 SERVICIOS DIVERSOS							
1.2.2.1 BECAS							
1.2.2.2 MISIONES							
1.2.2.3 OTROS							
2. SERVICIO DE LA DEUDA EXTERNA							
2.1 AMORTIZACIONES							
2.1.1 CORTO PLAZO							
2.1.2 LARGO PLAZO							
2.2 INTERESES							
2.2.1 CORTO PLAZO							
2.2.2 LARGO PLAZO							
3. OTROS EGRESOS							
(18) TIPO DE CAMBIO UTILIZADO							

(19) OBSERVACIONES:

FORMA: 1931

CAPÍTULOII

DESCRIPCIÓN DE FORMULARIOS

2. Información Financiera

FORMA 1932 RESUMEN DE INVERSIONES

A Objetivo

Presentar información sobre la inversión bruta acumulada (en Activos Fijos e Intangibles, así como Financiera, en Obras de Infraestructura, entre otros), al cierre de los años REAL, ÚLTIMO ESTIMADO Y LA PROGRAMACIÓN MENSUAL DEL AÑO OBJETO DE PRESUPUESTO.

De igual forma, presentar la información acumulada al cierre de los años REAL Y ÚLTIMO ESTIMADO, correspondiente a la **Venta y/o Desincorporación de Activos (Fijos, Intangibles y Financieros), así como la Recuperación de Préstamos a Corto y Largo Plazo**, registrando adicionalmente la programación mensualizada que se prevé realizar para el año objeto de presupuesto.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Indique el código y la denominación del Ente.
2 y 3	Señala el código y denominación, de las Cuentas de Activos, según el Clasificador Presupuestario de Recursos y Egresos y el Plan de Cuentas Patrimoniales vigente.
4	Registre los montos en bolívares enteros la inversión bruta acumulada al 31/12 del año real, para cada una de las cuentas indicadas en la columna N° 3.
5	Registre en bolívares enteros la inversión bruta estimada al 31/12 para el último año estimado.

CAMPO	DESCRIPCIÓN
6 a la 9	Registre en bolívares enteros la las estimaciones trimestrales de inversión bruta para el año que se presupuesta.
10	Indique la suma de las columnas N° 6 a la 9 correspondiente a la inversión bruta del año presupuestado.
11, 12 y 13	Señale la venta y desincorporación de activos, la inversión bruta acumulada y la depreciación y amortización del año presupuestado.
14	Indique el total de la suma de los valores incluidos en las columnas N° 5 más N° 10, los cuales son disminuidos por los valores correspondientes a las columnas N° 11 y 13. NOTA: Los montos incluidos en esta columna, constituyen la inversión neta del ejercicio que debe figurar en el activo de la institución al 31 de diciembre del año objeto del presupuesto.
15	Indique la sumatoria de las columnas de la 04 a la 14.

NOTA: Los montos reflejados en el presente formato, deben estar vinculados a las cifras registradas en el Balance General (Forma 1936), para los años anteriores, así como para el ejercicio fiscal que se presupuesta en los conceptos que correspondan.

RESUMEN DE INVERSIONES

(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

CÓDIGO CONTABLE	DENOMINACIÓN	INVERSIÓN BRUTA AÑO REAL AL 31/12/	INVERSIÓN BRUTA AÑO ÚLTIMO ESTIMADO AL 31/12/	AÑO PRESUPUESTADO: TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	INVERSIÓN BRUTA DEL AÑO	VENTA Y/O DESINCORPORACIÓN DE ACTIVOS DEL AÑO	INVERSIÓN BRUTA ACUMULADA AL 31/12/	DEPRECIACIÓN Y/O AMORTIZACIÓN DEL AÑO	INVERSIÓN NETA DEL AÑO
(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)	(11)	(12)	(13)	(14)
1.2.1	**Inversión Financiera a Largo Plazo**											
1.2.1.01	**Inversiones Financieras en Acciones y Participaciones de Capital a Largo Plazo**											
1.2.1.01.01	Inversiones en acciones y participaciones de capital a largo plazo al sector privado											
1.2.1.01.02	Inversiones en acciones y participaciones de capital a largo plazo al sector público											
1.2.1.02	**Inversiones Financieras en Títulos y Valores a Largo Plazo**											
1.2.1.02.01	Inversiones en títulos y valores privados a largo plazo											
1.2.1.02.02	Inversiones en títulos y valores públicos a largo plazo											
1.2.1.03	**Préstamos por Cobrar a Largo Plazo**											
1.2.1.03.01	Préstamos por cobrar a largo plazo al sector privado											
1.2.1.03.02	Préstamos por cobrar a largo plazo al sector público											
1.2.3	**Propiedad, Planta y Equipo**											
1.2.3.01	**Bienes de Uso**											
1.2.3.01.01	Edificios e Instalaciones											
	Adquisición de Edificios e Instalaciones											
	Conservación, Ampliaciones y Mejoras Mayores											
1.2.3.01.02	Maquinarias y demás Equipos de Construcción, Campo, Industria y Taller											
1.2.3.01.03	Equipos de Transporte, Tracción y Elevación											
1.2.3.01.04	Equipos de Comunicación y Señalamiento											
1.2.3.01.05	Equipos Médicos Quirúrgicos, Dentales y Veterinarios											
1.2.3.01.06	Equipos Científicos, Religiosos de Enseñanza y Recreación											
1.2.3.01.08	Maquinaria Muebles y Equipos de Oficina y de Alojamiento											
1.2.3.01.09	Semovientes											
1.2.3.01.19	Otras Bienes de Uso											
1.2.3.02	**Tierras y Terrenos**											
1.2.3.03	**Tierras y Terrenos Expropiados**											
1.2.3.04	**Edificios e Instalaciones Expropiados**											
1.2.3.05	**Construcciones en Proceso (Sólo lo correspondiente a Estudios y Proyectos)**											
1.2.3.05.01	Construcciones en Proceso de Bienes del Dominio Privado											
1.2.3.05.02	Construcciones en Proceso de Bienes del Dominio Público											
1.2.4	**Activo Intangible**											
1.2.4.01	Marcas de Fabricas y Patentes de Inversión											
1.2.4.02	Derechos de Autor											
1.2.4.03	Gastos de Organización											
1.2.4.04	Paquetes y Programas de Computación											
1.2.4.05	Estudios y Proyectos											
1.2.4.19	Otros Activos Intangibles											
	Gastos Capitalizables (Propias de la Institución)											
4.01.00.00.00	**Gastos de Personal**											
	Imputación en Activo Fijo											
	Imputación en Activo Intangible											
4.02.00.00.00	**Materiales, Suministros y Mercancía**											
	Imputación en Activo Fijo											
	Imputación en Activo Intangible											
4.03.00.00.00	**Servicios no Personales**											
	Imputación en Activo Fijo											
	Imputación en Activo Intangible											
4.07.00.00.00	**Transferencias y Donaciones**											
	Imputación en Activo Fijo											
	Imputación en Activo Intangible											
4.08.00.00.00	**Otros Gastos**											
	Imputación en Activo Fijo											
	Imputación en Activo Intangible											
	TOTAL (15)											

FORMA: 1932

FORMA 1933 RELACIÓN DE DEUDAS POR SERVICIOS BÁSICOS

A. Objetivo

Reflejar la información financiera del movimiento de los pasivos por concepto de servicios básicos.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Indique el nombre del Ente y el año objeto del presupuesto.
2	Indica la denominación de los conceptos de gastos por servicios básicos
3 y 4	Registre el monto de cierre en bolívares enteros, correspondiente a los saldos de las deudas al 31-12 del año real y del último estimado.
5	Indique en bolívares enteros el monto anual producto de las disminuciones, por cada una de las cuentas de servicios básicos, correspondiente al año que se presupuesta.
6	Registre en bolívares enteros el monto anual producto de los incrementos, por cada una de las cuentas de servicios básicos, correspondiente al año que se presupuesta.
7	Indique el monto en bolívares enteros el saldo neto, para cada una de las cuentas por servicios básicos, considerando la siguiente ecuación: **MONTO DE LA COLUMNA N° 4, MÁS EL MONTO DE LA COLUMNA N° 5, MENOS MONTO DE LA COLUMNA N° 6.**
8	Registre los intereses en bolívares enteros que se causarán durante el año objeto del presupuesto.
9	Obtenga los totales de las columnas desde la N° 3 a la N° 8.

RELACION DE DEUDAS POR SERVICIOS BÁSICOS
(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

SERVICIO	SALDOS DE DEUDAS AÑO REAL	SALDOS DE DEUDAS AÑO ULTIMO ESTIMADO	AÑO PRESUPUESTADO VARIACIÓN DE LA DEUDA		SALDO AÑO PRESUPUESTADO	INTERESES A CAUSAR AÑO PRESUPUESTADO
			DISMINUCIÓN	INCREMENTO		
(2)	(3)	(4)	(5)	(6)	(7)	(8)
ELECTRICIDAD						
GAS						
AGUA						
TELEFONO						
SERVICIO DE COMUNICACIONES						
SERVICIO DE ASEO URBANO Y DOMICILIARIO						
SERVICIO DE CONDOMINIO						
(9) TOTAL						

FORMA: 1933

FORMA 1934 ESTADO DE RESULTADOS

A. Objetivo

Presentar la información del Estado de Resultados, al 31/12 de los años anteriores y el programado mensual del año para el cual se presupuesta.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C Instrucciones

CAMPO	DESCRIPCIÓN
1	Escriba el nombre del Ente y el año para el cual se presupuesta.
2 y 3	Indican el código y la denominación de las cuentas que conforman el Estado de Resultados, de acuerdo al Plan de Cuentas Patrimoniales vigente
4 y 5	Registre los montos en bolívares enteros, de las cuentas de ingresos y gastos corrientes, para los años anteriores cuando corresponda.
6 a la 9	Reflejar los montos en bolívares enteros, programados trimestralmente para el año que se presupuesta.
10	Registre el monto total en cada una de las cuentas del año que se presupuesta.
11	Obtenga el Resultado del Ejercicio desde la columna N° 4 a la N° 10

NOTAS:

1. **En caso de existir ingresos distintos a las transferencias recibidas del Sector Público (Administración Central – Ministerio del Poder Popular para la Educación Universitaria), deben indicarse con su correspondiente código y monto, separados del Aporte del Ejecutivo Nacional.**
2. **Los montos de ingresos para los años anteriores deben corresponderse al momento del devengado del ingreso, es decir, cuando nace el derecho de percibir una contraprestación pecuniaria, en razón de las ventas de bienes, servicios y/o de disposiciones legales.**

ESTADO DE RESULTADOS

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

CÓDIGO CONTABLE	DENOMINACIÓN	AÑO REAL	AÑO ÚLTIMO ESTIMADO	AÑO PRESUPUESTADO				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)
	INGRESOS CORRIENTES							
5.1.1.03	**Tasas**							
5.1.1.04	**Contribuciones Especiales**							
5.1.2	**Aportes y Contribuciones a la Seguridad Social**							
5.1.2.01	Aportes a la Seguridad Social							
5.1.2.02	Contribuciones a la Seguridad Social							
5.1.4	**Venta de Bienes y Servicios**							
5.1.4.01	Venta de Bienes y Servicios							
5.1.5	**Ingresos de la Propiedad**							
5.1.5.01	Intereses por Prestamos Concedidos							
5.1.5.02	Intereses por Depositos en Instituciones Financieras							
5.1.5.03	Intereses de Títulos y Valores							
5.1.5.04	Utilidades de Acciones y participaciones de Capital							
5.1.5.06	Alquileres de Bienes							
5.1.5.07	Derechos Sobre Bienes Intangibles							
5.1.5.09	Renta por Conceciones de Bienes y Servicios							
5.1.6	**Ingresos Ajenos a la Operación**							
5.1.6.01	Subsidios para Precios y Tarifas							
5.1.6.02	Incentivos a la Exportación							
5.1.6.09	Otros Ingresos Ajenos a la Operación							
5.1.7	**Transferencias y Donaciones**							
5.1.7.01	Transferencias y Donaciones corrientes							
5.1.8	**Otros Ingresos Ordinarios**							
5.1.8.04	Juicios y Costas Procesales							
5.1.8.05	Beneficios en Operaciones Cambiarias							
5.1.8.06	Utilidades por Venta de Activos							
5.1.8.99	Otros Ingresos Ordinarios							
5.2.1.99	**Otros Ingresos Extraordinarios**							
	GASTOS CORRIENTES							
6.1	**Gastos de Consumo**							
6.1.1	**Gastos de Personal**							
6.1.2	**Materiales, Suministros y Mercancias**							
6.1.3	**Servicios No Personales**							
1.1.3	**Variación de Inventarios:**							
1.1.3.01	Inventario de Materias Primas							
1.1.3.02	Inventario de Productos Terminados							
1.1.3.03	Inventario de Productos en Proceso							
1.1.3.04	Inventario de Mercancías							
1.1.3.05	Inventario de Materiales y Suministros							
6.1.4	**Depreciación y Amortización**							
6.2	**Rentas de la Propiedad**							
6.2.1	**Intereses**							
6.2.1.01	Intereses Internos							
6.3	**Transferencias**							
6.3.1	**Transferencias y Donaciones Corrientes**							
6.3.2.07	Transferencias y Donaciones a Consejos Comunales							
6.4	**Pérdidas y Gastos Diversos**							
6.4.2	**Pérdidas Ajenas a la Operación**							
6.4.2.01	Pérdidas en Inventarios							
6.4.2.02	Pérdidas en Operaciones Cambiarias							
6.4.2.03	Pérdidas en Ventas de Activos							
6.4.2.04	Pérdidas Por Cuentas incobrables							
6.4.2.05	Participación en Pérdidas de Otras Empresas							
6.4.2.07	Impuestos Directos							
6.4.2.08	Intereses por Mora							
6.4.3	**Gastos Diversos**							
6.4.3.01	Descuentos, Bonificaciones y Devoluciones							
6.4.3.02	Indemnizaciones y Sanciones Pecuniarias							
6.4.3.99	Otros Gastos							
3.2.5.02	**(11) RESULTADO DEL EJERCICIO (INGRESOS - GASTOS) (3= 1-2)**							

FORMA: 1934

FORMA 1935 PRESUPUESTO DE CAJA

A. Objetivo

Presentar los saldos inicial y final del presupuesto de caja del Ente, así como el flujo efectivo de recursos y egresos **(COMPRENDE LOS MOMENTOS DE LA RECAUDACIÓN Y/O LIQUIDACIÓN EN EL CASO DE LOS INGRESOS Y, DEL PAGO PARA EL CASO DE LOS EGRESOS)**, para los años anteriores, así como en la programación mensual del año que se presupuesta.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C Instrucciones

CAMPO	DESCRIPCIÓN
1	Señale el nombre del Ente y el año objeto del presupuesto.
2 y 3	Indica el código y denominación, de acuerdo a las cuentas que la conforman.
4 y 5	Registre los montos en bolívares enteros, según los rubros señalados anteriormente y cuando corresponda para los años anteriores.
6 a la 9	Indique las previsiones trimestrales de caja para el año que se presupuesta.
10	Escriba la sumatoria para el año presupuestado de los montos trimestrales de cada uno de los rubros de ingresos y partidas de egresos utilizados en el formato, que corresponde a la sumatoria desde la columna 6 a la 9.
11	Obtenga el Saldo Final de Caja desde la columna N° 4 a la N° 10.

PRESUPUESTO DE CAJA

(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

CÓDIGO PRESUPUESTARIO	DENOMINACIÓN	AÑO REAL	AÑO ULTIMO ESTIMADO	AÑO PRESUPUESTADO				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)
	SALDO INICIAL							
	INGRESOS CORRIENTES							
3.01.03.00.00	INGRESOS POR TASAS							
3.01.04.00.00	CONTRIBUCIONES ESPECIALES							
3.01.09.00.00	INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA							
4.08.07.00.00	**MENOS:** DESCUENTOS, BONIFICACIONES Y DEVOLUCIONES							
	VENTA NETA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA							
3.01.10.00.00	INGRESOS DE LA PROPIEDAD							
3.01.11.00.00	DIVERSOS INGRESOS							
3.01.99.00.00	OTROS INGRESOS ORDINARIOS							
3.02.99.00.00	OTROS INGRESOS EXTRAORDINARIOS							
3.04.00.00.00	INGRESOS AJENOS A LA OPERACIÓN							
3.05.01.00.00	TRANSFERENCIAS Y DONACIONES CORRIENTES							
	INGRESOS DE CAPITAL							
3.05.02.00.00	TRANSFERENCIAS Y DONACIONES DE CAPITAL							
3.06.01.00.00	VENTA Y/O DESINCORPORACIÓN DE ACTIVOS FIJOS							
3.06.02.00.00	VENTA DE ACTIVOS INTANGIBLES							
	INGRESOS FINANCIEROS							
3.07.00.00.00	VENTA DE TITULOS Y VALORES QUE NO OTORGAN PROPIEDAD							
3.08.00.00.00	VENTA DE ACCIONES Y PARTICIPACIONES DE CAPITAL							
3.09.00.00.00	RECUPERACIÓN DE PRÉSTAMOS DE CORTO PLAZO							
3.10.00.00.00	RECUPERACIÓN DE PRÉSTAMOS DE LARGO PLAZO							
	DISMINUCIÓN DE ACTIVOS							
3.11.01.03.00	Disminución de inversiones temporales							
3.11.06.03.00	Disminución de fondos en fideicomiso							
3.11.99.01.00	Disminución de otros activos financieros circulantes							
	INCREMENTO DE PASIVOS							
3.12.09.01.00	Incremento de depósitos recibidos en garantia							
3.12.09.99.00	Incremento de otros fondos de terceros							
	SALDO INICIAL + INGRESOS + FUENTES							
	GASTOS CORRIENTES							
	GASTOS DE CONSUMO							
4.01.00.00.00	GASTOS DE PERSONAL							
4.02.00.00.00	MATERIALES, SUMINISTROS Y MERCANCÍAS							
4.03.00.00.00	SERVICIOS NO PERSONALES							
	OTROS GASTOS CORRIENTES							
	TRANSFERENCIAS Y DONACIONES CORRIENTES							
4.08.05.00.00	OBLIGACIONES EN EL EJERCICIO VIGENTE							
4.08.06.00.00	PÉRDIDAS AJENAS A LA OPERACIÓN							
4.08.08.00.00	INDEMNIZACIONES Y SANCIONES PECUNIARIAS							
4.08.99.00.00	OTROS GASTOS							
	GASTOS DE CAPITAL							
4.04.00.00.00	ACTIVOS REALES							
	TRANSFERENCIAS Y DONACIONES DE CAPITAL							
	GASTOS FINANCIEROS							
4.05.00.00.00	ACTIVOS FINANCIEROS							
4.08.02.00.00	INTERESES POR OPERACIONES FINANCIERAS							
	DISMINUCIÓN DE PASIVOS							
4.11.01.00.00	Disminución de gastos de personal por pagar							
4.11.02.00.00	Disminución de aportes patronales y retenciones laborales por pagar							
4.11.03.00.00	Disminución de cuentas y efectos por pagar a proveedores							
4.11.04.00.00	Disminución de cuentas y efectos por pagar a contratistas							
4.11.05.00.00	Disminución de intereses por pagar							
4.11.06.00.00	Disminución de otras cuentas y efectos por pagar a corto plazo							
4.11.07.01.01	Disminución de rentas diferidas por recaudar a corto plazo							
4.11.09.01.00	Disminucion de depósitos recibidos en garantia							
4.11.09.99.00	Disminución de otros fondos de terceros							
4.11.98.00.00	Disminución de otros pasivos a corto plazo							
4.11.99.00.00	Disminución de otros pasivos a mediano y largo plazo							
	(11) SALDO FINAL							

FORMA: 1935

FORMULARIO 1936 BALANCE GENERAL

A. Objetivo

Presentar la situación patrimonial al finalizar cada uno de los ejercicios fiscales considerados, así como las variaciones que se originan entre el año presupuestado con respecto al último estimado.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	*DESCRIPCIÓN*
1	Señale el nombre del Ente y el año objeto del presupuesto.
2 y 3	Indica el código y la denominación de las cuentas de activos, pasivos y patrimonio, de acuerdo al plan de cuentas patrimoniales vigente.
4 y 5	Registre los montos en bolívares enteros para cada uno de los resultados en las diferentes cuentas de activos, pasivos y patrimonio, al cierre del año real y el último estimado.
6 a la 9	Indique el saldo de cierre de las cuentas al final de cada trimestre para el año que se presupuesta.
10	Coloque en cada una de las cuentas utilizadas, la cantidad que resulte de restar los montos indicados en la columna N° 9, con respecto a los montos de la columna N° 5.

BALANCE GENERAL
(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

CÓDIGO CONTABLE	DENOMINACIÓN	AÑO REAL	AÑO ULTIMO ESTIMADO	AÑO PRESUPUESTADO				VARIACIÓN ANUAL
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	
(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)
1	ACTIVO							
1.1	ACTIVO CIRCULANTE							
1.1.1	**Activo Disponible**							
1.1.1.01	Caja y Bancos							
1.1.1.01.01	Caja							
1.1.1.01.02	Bancos							
1.1.1.01.02.01	Bancos Públicos							
1.1.1.01.02.02	Bancos Privados							
1.1.1.01.02.03	Bancos del Exterior							
1.1.1.02	Inversiones Temporales							
1.1.2	**Activo Exigible**							
1.1.2.01	Inversiones Financieras en Titulos y Valores a Corto Plazo							
1.1.2.01.01	Inversiones en títulos y valores privados a corto plazo							
1.1.2.01.02	Inversiones en titulos y valores públicos a corto plazo							
1.1.2.02	Prestamos Por Cobrar a Corto Plazo (CARTERA DE CREDITOS)							
1.1.2.02.01	Préstamos por cobrar a corto plazo al sector privado							
1.1.2.02.02	Préstamos por cobrar a corto plazo al sector público							
1.1.2.03	Cuentas Comerciales por Cobrar a Corto plazo							
1.1.2.04.99	Otras cuentas por cobrar a corto plazo							
2.2.4.01.01	**Menos:** Provisión para Cuentas Incobrables (y de Cartera de Créditos)							
	CUENTAS A COBRAR NETAS							
1.1.2.05	Efectos Comerciales por Cobrar a Corto Plazo							
1.1.2.06	Otros Efectos por Cobrar a Corto Plazo							
1.1.2.09	Fondo y Bienes en Fideicomiso							
1.1.2.10	Anticipos a Proveedores a Corto Plazo							
1.1.2.11	Anticipos a Contralistas por Contratos de Corto Plazo							
1.1.3	**Activo Realizable**							
1.1.3.01	Inventario de Materia Prima							
1.1.3.02	Inventario de Productos Terminados							
1.1.3.03	Inventario de Productos en proceso							
1.1.3.04	Inventario de Mercancia							
1.1.3.05	Inventario de Materiales y Suministro							
2.2.4.01.03	**Menos:** Provisión para pérdidas en el inventario							
	INVENTARIOS NETOS							
1.1.4	**Activos Diferidos a Corto Plazo**							
1.1.4.01	Gastos Pagados por Anticipado a Corto Plazo							
1.1.4.01.03	Otros intereses a corto plazo pagados por anticipado							
1.1.4.01.04	Débitos por apertura de cartas de crédito a corto plazo							
1.1.4.01.09	Otros Gastos a Corto Plazo Pagados por Anticipado							
1.1.4.99	Otros Activos Diferidos a corto plazo							
1.1.9	**Otros Activos Circulantes**							
1.1.9.09	Otros Activos Circulantes							
	TOTAL ACTIVO CIRCULANTE							
1.2	ACTIVO NO CIRCULANTE							
1.2.1	**Inversión Financiera a Largo Plazo**							
1.2.1.01	Inversiones Financieras en Acciones yParticipaciones de Capital a Largo Plazo							
1.2.1.01.01	Inversiones en acciones y participaciones de capital a largo plazo al sector privado							
1.2.1.01.02	Inversiones en acciones y participaciones de capital a largo plazo al sector público							
1.2.1.02	Inversiones Financieras en Titulos y Valores a Largo Plazo							
1.2.1.02.01	Inversiones en títulos y valores privados a largo plazo							
1.2.1.02.02	Inversiones en títulos y valores públicos a largo plazo							
1.2.1.03	Préstamos por Cobrar a Largo Plazo							
1.2.1.03.01	Préstamos por cobrar a largo plazo al sector privado							
1.2.1.03.02	Préstamos por cobrar a largo plazo al sector público							
1.2.2	**Cuentas y Efectos por Cobrar a Mediano y Largo Plazo**							
1.2.2.01	Cuentas Comerciales por cobrar a mediano y largo plazo							
1.2.2.02	Otras Cuentas por cobrar a mediano y largo plazo							
1.2.2.03	Efectos Comerciales por cobrar a mediano y largo plazo							
1.2.2.04	Otros Efectos Comerciales por cobrar a mediano y largo plazo							
1.2.2.05	Anticipos a Contratistas por contratos de mediano y largo plazo							
1.2.3	**Propiedad Planta y Equipo**							
1.2.3.01	Bienes de uso							
1.2.3.01.01	Edificios e instalaciones							
2.2.5.01.01	**Menos:** Depreciación acumulada de edificios e instalaciones							
	Edificios e instalaciones - Neto							
1.2.3.01.02	Maquinaria y demás equipos de construcción, campo, industria y taller							

2.2.5.01.02	**Menos:** Depreciación acumulada de maquinaria y demás equipos de construcción, campo, industria y taller							
	Maquinaria y demás equipos de construcción, campo, industria y taller - Neto							
1.2.3.01.03	Equipos de transporte, tracción y elevación							
2.2.5.01.03	**Menos:** Depreciación acumulada de equipos de transporte, tracción y elevación							
	Equipos de transporte, tracción y elevación - Neto							
1.2.3.01.04	Equipos de comunicaciones y señalamiento							
2.2.5.01.04	**Menos:** Depreciación acumulada de equipos de comunicaciones y señalamiento							
	Equipos de comunicaciones y señalamiento - Neto							
1.2.3.01.05	Equipos médicos-quirúrgicos, dentales y veterinarios							
2.2.5.01.05	**Menos:** Depreciación acumulada de equipos médicos-quirúrgicos, dentales y veterinarios							
	Equipos médicos-quirúrgicos, dentales y veterinarios - Neto							
1.2.3.01.06	Equipos científicos, religiosos, de enseñanza y recreación							
2.2.5.01.06	**Menos:** Depreciación acumulada de equipos científicos, religiosos, de enseñanza y recreación							
	Equipos científicos, religiosos, de enseñanza y recreación - Neto							
1.2.3.01.08	Máquinas, muebles y demás equipos de oficina y de alojamiento							
2.2.5.01.08	**Menos:** Depreciación acumulada de máquinas, muebles y demás equipos de Oficina y de Alojamiento							
	Máquinas, muebles y demás equipos de oficina - Neto							
1.2.3.01.09	Semovientes							
2.2.5.01.09	**Menos:** Depreciación acumulada de semovientes							
	Semovientes - Neto							
1.2.3.01.19	Otros bienes de uso							
2.2.5.01.19	**Menos:** Depreciación acumulada de otros bienes de uso							
	Otros bienes de uso - Neto							
1.2.3.02	Tierras y Terrenos							
1.2.3.03	Tierras y Terrenos Expropiados							
1.2.3.04	Edificios e Instalaciones Expropiados							
2.2.5.01.01	**Menos:** Depreciación acumulada de edificios e instalaciones							
1.2.3.05	Construcciones en proceso							
1.2.3.05.01	Construcciones en Proceso de Bienes en Dominio Privado							
1.2.3.05.02	Construcciones en Proceso de Bienes en Dominio Público							
1.2.4	**Activos Intangibles**							
1.2.4.01	Marca de Fabrica y Patentes de Invensión							
2.2.5.02.01	**Menos:** Amortización acumulada de marcas de fábrica y patentes de invención							
	Marca de Fabrica y Patentes de Invensión - Neto							
1.2.4.02	Derechos de Autor							
2.2.5.02.02	**Menos:** Amortización acumulada de derechos de autor							
	Derechos de Autor- Neto							
1.2.4.03	Gastos de Organización							
2.2.5.02.03	**Menos:** Amortización acumulada de gastos de organización							
	Gastos de Organización - Neto							
1.2.4.04	Paquetes y Programas de Computación							
2.2.5.02.04	**Menos:** Amortización acumulada de paquetes y programas de computación							
	Paquetes y Programas de Computación - Neto							
1.2.4.05	Estudios y Proyectos							
2.2.5.02.05	**Menos:** Amortización acumulada de estudios y proyectos							
	Estudios y Proyectos - Netos							
1.2.4.19	Otros Activos Intangibles							
2.2.5.02.19	**Menos:** Amortización acumulada de otros activos intangibles							
	Otros Activos Intangibles - Neto							
	Gastos Capitalizables aplicables a los activos							
	Imputación en Activo Fijo							
	Imputación en Activo Intangible							
1.2.5	ACTIVOS DIFERIDOS A MEDIANO Y LARGO PLAZO							
1.2.5.01	Gastos Pagados por Anticipados a largo Plazo							
1.2.5.01.06	Otros intereses a mediano y largo plazo pagados por anticipado							
1.2.5.01.09	Otros gastos a mediano y largo plazo pagados por anticipado							
1.2.5.09	Otros activos Diferidos a mediano y largo Plazo							
1.2.9	**OTROS ACTIVOS NO CIRCULANTES**							
1.2.9.01	Activos en Proceso Judicial							
1.2.9.01.01	Activos en gestión judicial a mediano y largo plazo							
1.2.9.09	Activos No Circulantes Diversos a Mediano y largo Plazo							
	TOTAL ACTIVO NO CIRCULANTE							
	TOTAL ACTIVO							
2	**PASIVO**							

2.1	**PASIVO CIRCULANTE**							
2.1.1	**Cuentas y efectos por pagar a Corto Plazo**							
2.1.1.01	Gastos de Personal por Pagar							
2.1.1.02	Aportes Patronales y Retenciones Laborales por Pagar							
2.1.1.03	Cuentas por Pagar a Corto Plazo							
2.1.1.04	Efectos por Pagar a Corto Plazo							
2.1.1.05	Intereses por Pagar a Corto Plazo							
2.1.4	**Fondos de Terceros**							
2.1.4.01	Depósitos Recibido en Garantía							
2.1.4.09	Otros Fondos de Terceros							
2.1.9	**Otros Pasivos Circulantes**							
2.1.9.09	Otros Pasivos Circulantes							
2.2	**PASIVO NO CIRCULANTE**							
2.2.1	**Cuentas y efectos por pagar a Mediano y Largo Plazo**							
2.2.1.01	Cuentas por pagar a Mediano y Largo Plazo							
2.2.1.02	Efectos por Pagar a Mediano y Largo Plazo							
2.2.4	**Provisiones Acumuladas y Reservas Técnicas**							
2.2.4.01	Provisiones							
2.2.4.01.02	Provisión para despidos							
2.2.4.01.04	Provisiones Para Beneficios Sociales							
2.2.4.01.09	Otras provisiones							
2.2.9	**Otros Pasivos a Mediano y Largo Plazo**							
2.2.9.09	Otros Pasivos no Circulantes							
	TOTAL PASIVO NO CIRCULANTE							
	TOTAL PASIVO							
3	**PATRIMONIO**							
3.2	**Patrimonio Institucional**							
3.2.1	**Capital Institucional**							
3.2.1.01	Capital Institucional							
3.2.2	**Transferencias y Donaciones de Capital y Aportes por Capitalizar Recibidos**							
3.2.2.01	Transferencias de Capital recibidas							
3.2.2.01.01	Transferencias de capital internas recibidas del sector privado							
3.2.2.01.02	Transferencias de capital internas recibidas del sector público							
3.2.2.01.03	Transferencias de capital recibidas del exterior							
3.2.2.02	Donaciones de capital recibidas							
3.2.2.02.01	Donaciones de capital internas							
3.2.4	**Ajuste por Inflación**							
3.2.4.01	Ajuste por Inflación							
3.2.5	**Resultados acumulados**							
3.2.5.01	Resultados acumulados							
3.2.5.02	Resultado del Ejercicio							
	TOTAL PATRIMONIO INSTITUCIONAL							
	TOTAL PASIVO Y PATRIMONIO							

FORMA 1936

FORMA 1937 CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO

A. Objetivo

Presentar la información para el año que se presupuesta de los recursos y egresos del Ente, clasificados por partidas y agrupados económicamente, así como también el resultado económico y financiero.

Con la información en referencia se estructurará la Cuenta de Ahorro Inversión Financiamiento resumida, que junto con otros cuadros presupuestarios, se publicará en el Titulo III de la Ley de Presupuesto Nacional.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Registre el nombre del Ente y el año para el cual se presupuesta
2 y 3	Indican el código y la denominación conforme al clasificador económico vigente, sobre la cual se solicita la información.
4	Registre los montos en bolívares enteros, con la finalidad de conformar la estructura de la Cuenta Ahorro Inversión Financiamiento, así como los resultados a obtenerse en la Cuenta Corriente y la Cuenta Capital.

NOTA: Cabe destacar que la información reflejada en la Cuenta Financiera se origina de los montos reflejados en la columna de variación anual del Formato 1936: Balance General.

CUENTA AHORRO INVERSIÓN FINANCIAMIENTO

(1) ENTE:
EJERCICIO FISCAL AÑO:
(EN BOLÍVARES)

CÓDIGO ECONÓMICO (2)	DENOMINACIÓN (3)	AÑO PRESUPUESTADO (4)
1.1.1.0.0.0.00.00.0	**INGRESOS CORRIENTES ORDINARIOS**	
1.1.1.2.2.0.00.00.0	**Ingresos no Tributarios**	
1.1.1.2.2.1.00.00.0	Tasas	
1.1.1.2.2.2.00.00.0	Ingresos por contribuciones especiales	
1.1.1.2.2.3.00.00.0	Ingresos por aportes y contribuciones a la seguridad social	
1.1.1.2.3.0.00.00.0	**Ingresos por la venta de bienes y servicios de la administración pública - (VENTAS NETAS)**	
1.1.1.2.3.1.00.00.0	Venta de bienes	
1.1.1.2.3.1.02.00.0	Ingresos por la venta de publicaciones oficiales y formularios	
1.1.1.2.3.9.00.00.0	Venta de otros bienes y servicios	
2.1.1.0.1.7.00.00.0	**Descuentos, bonificaciones y devoluciones (RESTAN A BIENES Y SERVICIOS DE LAS ADMINISTRACIÓN PÚBLICAS)**	
2.1.1.0.1.7.01.00.0	Descuentos sobre ventas	
2.1.1.0.1.7.02.00.0	Bonificaciones por ventas	
2.1.1.0.1.7.03.00.0	Devoluciones por ventas	
1.1.1.2.4.0.00.00.0	**Ingresos de Operación**	
1.1.1.2.4.3.00.00.0	Ingresos financieros de instituciones financieras	
1.1.1.2.4.9.00.00.0	Otros ingresos de operación	
1.1.1.2.5.0.00.00.0	**Ingresos de la Propiedad**	
1.1.1.2.5.1.00.00.0	Intereses	
1.1.1.2.5.1.01.00.0	Intereses internos	
1.1.1.2.5.1.01.01.0	Intereses por préstamos	
1.1.1.2.5.1.01.02.0	Intereses por títulos-valores	
1.1.1.2.5.1.01.03.0	Intereses por depósitos	
1.1.1.2.5.1.02.00.0	Intereses del exterior	
1.1.1.2.5.1.02.02.0	Intereses por títulos-valores	
1.1.1.2.5.2.00.00.0	Utilidades, dividendos, alquileres y otros ingresos de la propiedad	
1.1.1.2.5.2.01.00.0	Utilidades, rentas y dividendos entes descentralizados no petroleros	
1.1.1.2.5.2.02.00.0	Alquileres	
1.1.1.2.5.2.03.00.0	Concesiones de bienes y servicios	
1.1.1.2.5.2.04.00.0	Alquileres de tierras y terrenos	
1.1.1.2.5.2.05.00.0	Derechos sobre bienes intangibles	
1.1.1.2.6.0.00.00.0	**Transferencias y Donaciones Corrientes**	
1.1.1.2.6.1.00.00.0	Transferencias corrientes internas recibidas del sector privado	
1.1.1.2.6.1.01.00.0	De personas	
1.1.1.2.6.1.02.00.0	De instituciones sin fines de lucro	
1.1.1.2.6.1.03.00.0	De empresas privadas	
1.1.1.2.6.2.00.00.0	Transferencias Corrientes del sector público	
1.1.1.2.6.2.01.00.0	Transferencias corrientes internas recibidas del sector público	
1.1.1.2.6.2.01.01.0	De la República	
1.1.1.2.6.2.01.02.0	De los entes descentralizados sin fines empresariales	
1.1.1.2.6.2.01.03.0	De las instituciones de protección social	
1.1.1.2.6.2.01.04.0	De los entes descentralizados con fines empresariales petroleros	
1.1.1.2.6.2.01.05.0	De los entes descentralizados con fines empresariales no petroleros	
1.1.1.2.6.2.01.06.0	De los entes descentralizados financieros bancarios	
1.1.1.2.6.2.01.07.0	De los entes descentralizados financieros no bancarios	
1.1.1.2.6.2.01.08.0	Del Poder Estadal	
1.1.1.2.6.2.01.09.0	Del Poder Municipal	
1.1.1.2.6.2.01.99.0	Otras	
1.1.1.2.6.2.04.00.0	Subsidios e incentivos otorgados por políticas de Estado	
1.1.1.2.6.2.04.01.0	Subsidios para precios y tarifas	
1.1.1.2.6.2.04.02.0	Incentivos a la exportación	
1.1.1.2.7.0.00.00.0	**Otros Ingresos**	
1.1.1.2.7.1.00.00.0	Otros ingresos ajenos a la operación	
1.1.1.2.7.2.00.00.0	Diversos Ingresos	
1.1.1.2.7.2.01.00.0	Multas por varios ramos	
1.1.1.2.7.2.05.00.0	Utilidad por venta de activos	
1.1.1.2.7.2.10.00.0	Beneficios en operaciones cambiarias	
1.1.1.2.7.9.00.00.0	Otros ingresos ordinarios	
1.1.2.0.0.0.00.00.0	**INGRESOS CORRIENTES EXTRAORDINARIOS**	
1.1.2.0.3.0.00.00.0	**Ingresos por Operaciones Diversas**	
1.1.2.0.3.9.00.00.0	Otros ingresos extraordinarios	
1.1.2.0.4.0.00.00.0	**Transferencias y Donaciones Corrientes**	
1.1.2.0.4.1.00.00.0	Donaciones corrientes internas recibidas del sector privado	
1.1.2.0.4.1.01.00.0	De personas	
1.1.2.0.4.1.02.00.0	De instituciones sin fines de lucro	
1.1.2.0.4.1.03.00.0	De empresas privadas	
1.1.2.0.4.2.00.00.0	Donaciones corrientes internas recibidas del sector público	
1.1.2.0.4.2.01.00.0	De la República	
1.1.2.0.4.2.02.00.0	De los entes descentralizados sin fines empresariales	
1.1.2.0.4.2.03.00.0	De las instituciones de protección social	
1.1.2.0.4.2.04.00.0	De los entes descentralizados con fines empresariales petroleros	
1.1.2.0.4.2.05.00.0	De los entes descentralizados con fines empresariales no petroleros	
1.1.2.0.4.2.06.00.0	De los entes descentralizados financieros bancarios	
1.1.2.0.4.2.07.00.0	De los entes descentralizados financieros no bancarios	
1.1.2.0.4.2.08.00.0	Del Poder Estadal	
1.1.2.0.4.2.09.00.0	Del Poder Municipal	
1.1.2.0.4.3.00.00.0	Transferencias y Donaciones corrientes recibidas del sector externo	
1.1.2.0.4.3.01.00.0	Transferencias corrientes recibidas del exterior	
1.1.2.0.4.3.01.01.0	De instituciones sin fines de lucro	
1.1.2.0.4.3.01.02.0	De gobiernos extranjeros	
1.1.2.0.4.3.01.03.0	De organismos internacionales	
1.1.2.0.4.3.02.00.0	Donaciones corrientes recibidas del exterior	
1.1.2.0.4.3.02.01.0	De personas	
1.1.2.0.4.3.02.02.0	De instituciones sin fines de lucro	
1.1.2.0.4.3.02.03.0	De gobiernos extranjeros	
1.1.2.0.4.3.02.04.0	De organismos internacionales	

2.0.0.0.0.0.00.00.0	**EGRESOS**	
2.1.0.0.0.0.00.00.0	**Gastos**	
2.1.1.0.0.0.00.00.0	**Gastos Corrientes**	
2.1.1.0.1.0.00.00.0	**Gastos de Consumo**	
2.1.1.0.1.1.00.00.0	Remuneraciones	
2.1.1.0.1.1.01.00.0	Sueldos, salarios y otras retribuciones	
2.1.1.0.1.1.03.00.0	Beneficios y complementos de sueldos y salarios	
2.1.1.0.1.1.04.00.0	Aportes patronales	
2.1.1.0.1.1.05.00.0	Prestaciones sociales y otras indemnizaciones	
2.1.1.0.1.1.06.00.0	Asistencia socioeconómica	
2.1.1.0.1.1.07.00.0	Otros gastos de personal	
2.1.1.0.1.2.00.00.0	Compra de Bienes y servicios	
2.1.1.0.1.2.01.00.0	Bienes de consumo	
2.1.1.0.1.2.02.00.0	Servicios no personales	
2.1.1.0.1.3.00.00.0	Impuestos indirectos	
2.1.1.0.1.4.00.00.0	Depreciación y amortización	
2.1.1.0.1.5.00.00.0	Provisiones y otros gastos	
2.1.1.0.1.5.01.00.0	Cuentas incobrables	
2.1.1.0.1.5.02.00.0	Pérdidas de inventario	
2.1.1.0.1.5.04.00.0	Reservas técnicas	
2.1.1.0.1.6.00.00.0	Variación de existencias	
2.1.1.0.1.6.01.00.0	De productos terminados y existencias	
2.1.1.0.1.6.01.01.0	De productos terminados	
2.1.1.0.1.6.01.02.0	En existencias	
2.1.1.0.1.6.02.00.0	De materias primas y materiales y suministros	
2.1.1.0.1.6.02.01.0	De materias primas	
2.1.1.0.1.6.02.02.0	De materiales y suministros	
2.1.1.0.1.6.03.00.0	De productos en proceso	
2.1.1.0.3.0.00.00.0	**Gastos de la Propiedad**	
2.1.1.0.3.1.00.00.0	Intereses	
2.1.1.0.3.1.01.00.0	Intereses internos	
2.1.1.0.3.1.01.05.0	Intereses por otros financiamientos	
2.1.1.0.3.2.00.00.0	Alquileres de tierras y terrenos	
2.1.1.0.3.3.00.00.0	Derechos sobre bienes intangibles	
2.1.1.0.4.0.00.00.0	**Impuestos Directos**	
2.1.1.0.6.0.00.00.0	**Transferencias y Donaciones Corrientes**	
2.1.1.0.5.1.00.00.0	Al sector privado	
2.1.1.0.5.1.01.00.0	Transferencias corrientes al sector privado	
2.1.1.0.5.1.01.01.0	Directas a personas	
2.1.1.0.5.1.01.01.1	Pensiones y otros beneficios asociados	
2.1.1.0.5.1.01.01.2	Jubilaciones y otros beneficios asociados	
2.1.1.0.5.1.01.01.3	Otras transferencias directas a personas	
2.1.1.0.5.1.01.02.0	A instituciones sin fines de lucro	
2.1.1.0.5.1.01.03.0	A empresas privadas	
2.1.1.0.5.1.01.05.0	Otras transferencias corrientes internas al sector privado	
2.1.1.0.5.1.01.06.0	Transferencias corrientes a consejos comunales	
2.1.1.0.5.1.02.00.0	Donaciones corrientes al sector privado	
2.1.1.0.5.1.02.01.0	Donaciones a personas	
2.1.1.0.5.1.02.02.0	Donaciones a instituciones sin fines de lucro	
2.1.1.0.5.1.02.03.0	Donaciones corrientes a consejos comunales	
2.1.1.0.5.2.00.00.0	Al sector público	
2.1.1.0.5.2.01.00.0	Transferencias corrientes al sector público	
2.1.1.0.5.2.01.01.0	A la República	
2.1.1.0.5.2.01.02.0	A los entes descentralizados sin fines empresariales para sus gastos	
2.1.1.0.5.2.01.03.0	A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	
2.1.1.0.5.2.01.04.0	A instituciones de protección social	
2.1.1.0.5.2.01.05.0	A instituciones de protección social para atender beneficios de la seguridad social	
2.1.1.0.5.2.01.06.0	A entes descentralizados con fines empresariales petroleros	
2.1.1.0.5.2.01.07.0	A entes descentralizados con fines empresariales no petroleros	
2.1.1.0.5.2.01.08.0	A entes descentralizados financieros bancarios	
2.1.1.0.5.2.01.09.0	A entes descentralizados financieros no bancarios	
2.1.1.0.5.2.01.10.0	Al Poder Estadal	
2.1.1.0.5.2.01.11.0	Al Poder Municipal	
2.1.1.0.5.2.01.12.0	Subsidios e incentivos otorgados por normas externas	
2.1.1.0.5.2.03.00.0	Donaciones corrientes al sector público	
2.1.1.0.5.2.03.01.0	A la República	
2.1.1.0.5.2.03.02.0	A los entes descentralizados sin fines empresariales	
2.1.1.0.5.2.03.03.0	A instituciones de protección social	
2.1.1.0.5.2.03.04.0	A entes descentralizados con fines empresariales petroleros	
2.1.1.0.5.2.03.05.0	A entes descentralizados con fines empresariales no petroleros	
2.1.1.0.5.2.03.06.0	A entes descentralizados financieros bancarios	
2.1.1.0.5.2.03.07.0	A entes descentralizados financieros no bancarios	
2.1.1.0.5.2.03.08.0	Al Poder Estadal	
2.1.1.0.5.2.03.09.0	Al Poder Municipal	
2.1.1.0.5.3.00.00.0	Al sector externo	
2.1.1.0.5.3.01.00.0	Transferencias corrientes al exterior	
2.1.1.0.5.3.01.01.0	Becas de capacitación e investigación en el exterior	
2.1.1.0.5.3.01.02.0	A instituciones sin fines de lucro	
2.1.1.0.5.3.01.03.0	A gobiernos extranjeros	
2.1.1.0.5.3.01.04.0	A organismos internacionales	
2.1.1.0.5.3.02.00.0	Donaciones corrientes al exterior	
2.1.1.0.5.3.02.01.0	A personas	
2.1.1.0.5.3.02.02.0	A organismos a instituciones sin fines de lucro	
2.1.1.0.5.3.02.03.0	A gobiernos extranjeros	

2.1.1.0.5.3.02.04.0	A organismos internacionales	
2.1.1.0.6.0.00.00.0	**Otros Gastos Corrientes**	
2.1.1.0.6.3.00.00.0	Pérdidas en operaciones cambiarias	
2.1.1.0.6.4.00.00.0	Pérdidas por ventas de activos	
2.1.1.0.6.5.00.00.0	Participación en pérdidas de otras empresas	
2.1.1.0.6.6.00.00.0	Obligaciones del ejercicio vigente	
2.1.1.0.6.6.01.00.0	Devoluciones de cobros indebidos	
2.1.1.0.6.6.02.00.0	Devoluciones y reintegros diversos	
2.1.1.0.6.6.03.00.0	Indemnizaciones diversas	
2.1.1.0.6.7.00.00.0	Intereses por mora	
2.1.1.0.6.8.00.00.0	Indemnizaciones y sanciones pecuniarias	
2.1.1.0.6.8.02.00.0	Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	
2.1.1.0.6.8.04.00.0	Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	
2.1.1.0.6.9.00.00.0	Otros Gastos Corrientes	
2.1.1.0.6.9.01.00.0	Bienes y Servicios para la venta	
2.1.1.0.6.9.02.00.0	Otras pérdidas	
	RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO (DESAHORRO)	
1.1.3.0.0.00.00.0	**INGRESOS DE CAPITAL**	
1.1.3.0.1.0.00.00.0	**Recursos Propios de Capital**	
	Ahorro/Desahorro en Cuenta Corriente	
1.1.3.0.1.1.00.00.0	Venta y/o desincorporación de activos fijos	
1.1.3.0.1.1.01.00.0	De activos fijos	
1.1.3.0.1.1.02.00.0	De tierras y terrenos	
1.1.3.0.1.1.03.00.0	De activos intangibles	
1.1.3.0.1.2.00.00.0	Disminución de existencias	
1.1.3.0.1.2.01.00.0	De productos terminados y existencias	
1.1.3.0.1.2.01.01.0	De productos terminados	
1.1.3.0.1.2.01.02.0	En existencias	
1.1.3.0.1.2.02.00.0	De materias primas, materiales y suministros	
1.1.3.0.1.2.02.01.0	De materias primas	
1.1.3.0.1.2.02.02.0	De materiales y suministros	
1.1.3.0.1.2.03.00.0	De productos en proceso	
1.1.3.0.1.3.00.00.0	Incremento de la depreciación y amortización acumuladas	
1.1.3.0.2.0.00.00.0	**Transferencias y Donaciones de Capital**	
1.1.3.0.2.1.00.00.0	Transferencias y Donaciones de capital del sector privado	
1.1.3.0.2.1.01.00.0	Transferencias de capital recibidas del sector privado	
1.1.3.0.2.1.01.01.0	De personas	
1.1.3.0.2.1.01.02.0	De instituciones sin fines de lucro	
1.1.3.0.2.1.01.03.0	De empresas privadas	
1.1.3.0.2.1.02.00.0	Donaciones de capital internas recibidas del sector privado	
1.1.3.0.2.1.02.01.0	De personas	
1.1.3.0.2.1.02.02.0	De instituciones sin fines de lucro	
1.1.3.0.2.1.02.03.0	De empresas privadas	
1.1.3.0.2.2.00.00.0	Transferencias y Donaciones de capital del sector público	
1.1.3.0.2.2.01.00.0	Transferencias de capital recibidas del sector público	
1.1.3.0.2.2.01.01.0	De la República	
1.1.3.0.2.2.01.02.0	De los entes descentralizados sin fines empresariales	
1.1.3.0.2.2.01.03.0	De las instituciones de protección social	
1.1.3.0.2.2.01.04.0	De los entes descentralizados con fines empresariales petroleros	
1.1.3.0.2.2.01.05.0	De los entes descentralizados con fines empresariales no petroleros	
1.1.3.0.2.2.01.06.0	De los entes descentralizados financieros Bancarios	
1.1.3.0.2.2.01.07.0	De los entes descentralizados financieros no bancarios	
1.1.3.0.2.2.01.08.0	Del Poder Estadal	
1.1.3.0.2.2.01.09.0	Del Poder Municipal	
1.1.3.0.2.2.01.99.0	Otras	
1.1.3.0.2.2.03.00.0	Donaciones de capital internas recibidas del sector público	
1.1.3.0.2.2.03.01.0	De la República	
1.1.3.0.2.2.03.02.0	De los entes descentralizados sin fines empresariales	
1.1.3.0.2.2.03.03.0	De las instituciones de protección social	
1.1.3.0.2.2.03.04.0	De los entes descentralizados con fines empresariales petroleros	
1.1.3.0.2.2.03.05.0	De los entes descentralizados con fines empresariales no petroleros	
1.1.3.0.2.2.03.06.0	De los entes descentralizados financieros bancarios	
1.1.3.0.2.2.03.07.0	De los entes descentralizados financieros no bancarios	
1.1.3.0.2.2.03.08.0	Del Poder Estadal	
1.1.3.0.2.2.03.09.0	Del Poder Municipal	
1.1.3.0.2.3.00.00.0	Transferencias y Donaciones de capital del sector externo	
1.1.3.0.2.3.01.00.0	Transferencias de capital recibidas del exterior	
1.1.3.0.2.3.01.01.0	De instituciones sin fines de lucro	
1.1.3.0.2.3.01.02.0	De gobiernos extranjeros	
1.1.3.0.2.3.01.03.0	De organismos internacionales	
1.1.3.0.2.3.02.00.0	Donaciones de capital recibidas del exterior	
1.1.3.0.2.3.02.01.0	De personas	
1.1.3.0.2.3.02.02.0	De instituciones sin fines de lucro	
1.1.3.0.2.3.02.03.0	De gobiernos extranjeros	
1.1.3.0.2.3.02.04.0	De organismos internacionales	
1.1.3.0.3.0.00.00.0	**Disminución de la Inversión Financiera**	
1.1.3.0.3.1.00.00.0	Venta de acciones y participaciones de capital por la República y entes descentralizados Sin Fines empresariales	
1.1.3.0.3.1.01.00.0	Del sector privado	
1.1.3.0.3.1.02.00.0	Del sector público	
1.1.3.0.3.1.02.01.0	De entes descentralizados sin fines empresariales	
1.1.3.0.3.1.02.02.0	De instituciones de protección social	
1.1.3.0.3.1.02.03.0	De entes descentralizados con fines empresariales petroleros	
1.1.3.0.3.1.02.04.0	De entes descentralizados con fines empresariales no petroleros	

1.1.3.0.3.1.02.05.0	De entes descentralizados financieros bancarios	
1.1.3.0.3.1.02.06.0	De entes descentralizados financieros no bancarios	
1.1.3.0.3.1.03.00.0	Del sector externo	
1.1.3.0.3.1.03.01.0	De organismos internacionales	
1.1.3.0.3.1.03.09.0	De otros entes del sector externo	
1.1.3.0.3.2.00.00.0	Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	
1.1.3.0.3.2.01.00.0	Al sector privado	
1.1.3.0.3.2.02.00.0	Al sector público	
1.1.3.0.3.2.02.01.0	A la República	
1.1.3.0.3.2.02.02.0	A los entes descentralizados sin fines empresariales	
1.1.3.0.3.2.02.03.0	A las instituciones de protección social	
1.1.3.0.3.2.02.04.0	A los entes descentralizados con fines empresariales petroleros	
1.1.3.0.3.2.02.05.0	A los entes descentralizados con fines empresariales no petroleros	
1.1.3.0.3.2.02.06.0	A los entes descentralizados financieros bancarios	
1.1.3.0.3.2.02.07.0	A los entes descentralizados financieros no bancarios	
1.1.3.0.3.2.02.08.0	Al Poder Estadal	
1.1.3.0.3.2.02.09.0	Al Poder Municipal	
1.1.3.0.3.3.00.00.0	Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	
1.1.3.0.3.3.01.00.0	Al sector privado	
1.1.3.0.3.3.02.00.0	Al sector público	
1.1.3.0.3.3.02.01.0	A la República	
1.1.3.0.3.3.02.02.0	A los entes descentralizados sin fines empresariales	
1.1.3.0.3.3.02.03.0	A las instituciones de protección social	
1.1.3.0.3.3.02.04.0	A los entes descentralizados con fines empresariales petroleros	
1.1.3.0.3.3.02.05.0	A los entes descentralizados con fines empresariales no petroleros	
1.1.3.0.3.3.02.06.0	A los entes descentralizados financieros bancarios	
1.1.3.0.3.3.02.07.0	A los entes descentralizados financieros no bancarios	
1.1.3.0.3.3.02.08.0	Al Poder Estadal	
1.1.3.0.3.3.02.09.0	Al Poder Municipal	
2.1.2.0.0.0.00.00.0	**GASTOS DE CAPITAL**	
2.1.2.0.1.0.00.00.0	**Inversión Real Directa**	
2.1.2.0.1.1.00.00.0	Formación Bruta de Capital Fijo	
2.1.2.0.1.1.01.00.0	Edificios e instalaciones	
2.1.2.0.1.1.02.00.0	Maquinaria, equipos y otros bienes muebles	
2.1.2.0.1.1.03.00.0	Bienes preexistentes	
2.1.2.0.1.1.04.00.0	Construcciones de bienes de dominio privado	
2.1.2.0.1.1.05.00.0	Construcciones de bienes de dominio público	
2.1.2.0.1.1.07.00.0	Producción propia **(GASTOS CAPITALIZABLES)**	
2.1.2.0.1.1.07.01.0	Remuneraciones (que deriva de la ejecución de los proyectos de inversión que ejecutan los organismos dentro de la Producción Propia)	
2.1.2.0.1.1.07.01.1	Sueldos, salarios y otras retribuciones	
2.1.2.0.1.1.07.01.2	Beneficios y complementos de sueldos y salarios	
2.1.2.0.1.1.07.01.3	Aportes patronales	
2.1.2.0.1.1.07.01.4	Prestaciones sociales y otras indemnizaciones	
2.1.2.0.1.1.07.01.5	Asistencia socioeconómica	
2.1.2.0.1.1.07.02.0	Compra de Bienes y servicios	
2.1.2.0.1.1.07.02.1	Bienes de consumo	
2.1.2.0.1.1.07.02.2	Servicios no personales	
2.1.2.0.1.1.07.03.0	Impuestos indirectos	
2.1.2.0.1.1.07.04.0	Intereses capitalizables	
2.1.2.0.1.1.07.04.1	Intereses capitalizables internos	
2.1.2.0.1.1.07.04.2	Intereses capitalizables externos	
2.1.2.0.1.1.07.05.0	Alquiler de tierras y terrenos	
2.1.2.0.1.1.08.00.0	Impuestos Indirectos capitalizables asociados la contratación con terceros	
2.1.2.0.1.2.00.00.0	Incremento de existencias	
2.1.2.0.1.2.01.00.0	De productos terminados y existencias	
2.1.2.0.1.2.01.01.0	De productos terminados	
2.1.2.0.1.2.01.02.0	De existencias	
2.1.2.0.1.2.02.00.0	De materias primas y materiales y suministros	
2.1.2.0.1.2.02.01.0	De materias primas	
2.1.2.0.1.2.02.02.0	De materiales y suministros	
2.1.2.0.1.2.03.00.0	De productos en proceso	
2.1.2.0.1.3.00.00.0	Tierras y terrenos	
2.1.2.0.1.4.00.00.0	Bienes intangibles	
2.1.2.0.2.0.00.00.0	**Transferencias y Donaciones de Capital**	
2.1.2.0.2.1.00.00.0	Al sector privado	
2.1.2.0.2.1.01.00.0	Transferencias de capital al sector privado	
2.1.2.0.2.1.01.01.0	A personas	
2.1.2.0.2.1.01.02.0	A instituciones sin fines de lucro	
2.1.2.0.2.1.01.03.0	A empresas privadas	
2.1.2.0.2.1.01.04.0	A consejos comunales	
2.1.2.0.2.1.02.00.0	Donaciones de capital al sector privado	
2.1.2.0.2.1.02.01.0	A personas	
2.1.2.0.2.1.02.02.0	A instituciones sin fines de lucro	
2.1.2.0.2.1.02.03.0	A consejos comunales	
2.1.2.0.2.2.00.00.0	Al sector público	
2.1.2.0.2.2.01.00.0	Transferencias de capital al sector público	
2.1.2.0.2.2.01.01.0	A la República	
2.1.2.0.2.2.01.02.0	A los entes descentralizados sin fines empresariales	
2.1.2.0.2.2.01.03.0	A instituciones de protección social	
2.1.2.0.2.2.01.04.0	A entes descentralizados con fines empresariales petroleros	
2.1.2.0.2.2.01.05.0	A entes descentralizados con fines empresariales no petroleros	
2.1.2.0.2.2.01.06.0	A entes descentralizados financieros bancarios	
2.1.2.0.2.2.01.07.0	A entes descentralizados financieros no bancarios	
2.1.2.0.2.2.01.08.0	Al Poder Estadal	
2.1.2.0.2.2.01.09.0	Al Poder Municipal	

2.1.2.0.2.2.03.00.0	Donaciones de capital al sector público	
2.1.2.0.2.2.03.01.0	A la República	
2.1.2.0.2.2.03.02.0	A los entes descentralizados sin fines empresariales	
2.1.2.0.2.2.03.03.0	A instituciones de protección social	
2.1.2.0.2.2.03.04.0	A entes descentralizados con fines empresariales petroleros	
2.1.2.0.2.2.03.05.0	A entes descentralizados con fines empresariales no petroleros	
2.1.2.0.2.2.03.06.0	A entes descentralizados financieros bancarios	
2.1.2.0.2.2.03.07.0	A entes descentralizados financieros no bancarios	
2.1.2.0.2.2.03.08.0	Al Poder Estadal	
2.1.2.0.2.2.03.09.0	Al Poder Municipal	
2.1.2.0.2.3.00.00.0	Al sector externo	
2.1.2.0.2.3.01.00.0	Transferencias de capital al exterior	
2.1.2.0.2.3.01.01.0	A personas	
2.1.2.0.2.3.01.02.0	A instituciones sin fines de lucro	
2.1.2.0.2.3.01.03.0	A gobiernos extranjeros	
2.1.2.0.2.3.01.04.0	A organismos internacionales	
2.1.2.0.2.3.02.00.0	Donaciones de capital al exterior	
2.1.2.0.2.3.02.01.0	A personas	
2.1.2.0.2.3.02.02.0	A instituciones sin fines de lucro	
2.1.2.0.2.3.02.03.0	A gobiernos extranjeros	
2.1.2.0.2.3.02.04.0	A organismos internacionales	
2.1.2.0.3.0.00.00.0	**Inversión Financiera**	
2.1.2.0.3.1.00.00.0	Aportes en acciones y participaciones de capital	
2.1.2.0.3.1.01.00.0	Al sector privado	
2.1.2.0.3.1.02.00.0	Al sector público	
2.1.2.0.3.1.02.01.0	A entes descentralizados sin fines empresariales	
2.1.2.0.3.1.02.02.0	A instituciones de protección social	
2.1.2.0.3.1.02.03.0	A entes descentralizados con fines empresariales petroleros	
2.1.2.0.3.1.02.04.0	A entes descentralizados con fines empresariales no petroleros	
2.1.2.0.3.1.02.05.0	A entes descentralizados financieros bancarios	
2.1.2.0.3.1.02.06.0	A entes descentralizados financieros no bancarios	
2.1.2.0.3.1.03.00.0	Al sector externo	
2.1.2.0.3.1.03.01.0	A organismos internacionales	
2.1.2.0.3.1.03.02.0	Otros aportes al sector externo	
2.1.2.0.3.2.00.00.0	Concesión de préstamos a corto plazo	
2.1.2.0.3.2.01.00.0	Al sector privado	
2.1.2.0.3.2.02.00.0	Al sector público	
2.1.2.0.3.2.02.01.0	A la República	
2.1.2.0.3.2.02.02.0	A entes descentralizados sin fines empresariales	
2.1.2.0.3.2.02.03.0	A instituciones de protección social	
2.1.2.0.3.2.02.04.0	A entes descentralizados con fines empresariales petroleros	
2.1.2.0.3.2.02.05.0	A entes descentralizados con fines empresariales no petroleros	
2.1.2.0.3.2.02.06.0	A entes descentralizados financieros bancarios	
2.1.2.0.3.2.02.07.0	A entes descentralizados financieros no bancarios	
2.1.2.0.3.2.02.08.0	Al Poder Estadal	
2.1.2.0.3.2.02.09.0	Al Poder Municipal	
2.1.2.0.3.2.03.00.0	Al sector externo	
2.1.2.0.3.2.03.01.0	A instituciones sin fines de lucro	
2.1.2.0.3.2.03.02.0	A gobiernos extranjeros	
2.1.2.0.3.2.03.03.0	A organismos internacionales	
2.1.2.0.3.3.00.00.0	Concesión de préstamos a largo plazo	
2.1.2.0.3.3.01.00.0	Al sector privado	
2.1.2.0.3.3.02.00.0	Al sector público	
2.1.2.0.3.3.02.01.0	A la República	
2.1.2.0.3.3.02.02.0	A entes descentralizados sin fines empresariales	
2.1.2.0.3.3.02.03.0	A instituciones de protección social	
2.1.2.0.3.3.02.04.0	A entes descentralizados con fines empresariales petroleros	
2.1.2.0.3.3.02.05.0	A entes descentralizados con fines empresariales no petroleros	
2.1.2.0.3.3.02.06.0	A entes descentralizados financieros bancarios	
2.1.2.0.3.3.02.07.0	A entes descentralizados financieros no bancarios	
2.1.2.0.3.3.02.08.0	Al Poder Estadal	
2.1.2.0.3.3.02.09.0	Al Poder Municipal	
	RESULTADO FINANCIERO: SUPERÁVIT (DÉFICIT)	
	FUENTES DE FINANCIAMIENTO	
1.2.1.0.0.0.00.00.0	**Disminución de la Inversión Financiera**	
1.2.1.0.4.0.00.00.0	Venta de títulos - valores **(QUE NO OTORGAN PROPIEDAD)**	
1.2.1.0.4.1.00.00.0	Venta de títulos y valores de corto plazo	
1.2.1.0.4.1.01.00.0	Venta de títulos y valores privados	
1.2.1.0.4.1.02.00.0	Venta de títulos y valores públicos	
1.2.1.0.4.1.03.00.0	Venta de títulos y valores externos	
1.2.1.0.4.2.00.00.0	Venta de títulos y valores de largo plazo	
1.2.1.0.4.2.01.00.0	Venta de títulos y valores privados	
1.2.1.0.4.2.02.00.0	Venta de títulos y valores públicos	
1.2.1.0.4.2.03.00.0	Venta de títulos y valores externos	
1.2.1.0.9.0.00.00.0	Disminución de otros activos financieros	
1.2.1.0.9.1.00.00.0	Disminución de disponibilidades	
1.2.1.0.9.1.01.00.0	Disminución de caja	
1.2.1.0.9.1.02.00.0	Disminución de Bancos	
1.2.1.0.9.1.03.00.0	Disminución de inversiones temporales	
1.2.1.0.9.2.00.00.0	Disminución de cuentas por cobrar a corto plazo	
1.2.1.0.9.2.01.00.0	Disminución de cuentas comerciales por cobrar a corto plazo	
1.2.1.0.9.2.02.00.0	Disminución de rentas por recaudar a corto plazo	
1.2.1.0.9.2.03.00.0	Disminución de deudas de cuentas por rendir a corto plazo	
1.2.1.0.9.2.03.02.0	Disminución de deudas de cuentadantes por rendir de fondos en anticipo a corto plazo	

1.2.1.0.9.2.09.00.0	Disminución de otras cuentas por cobrar a corto plazo	
1.2.1.0.9.3.00.00.0	Disminución de efectos por cobrar a corto plazo	
1.2.1.0.9.3.01.00.0	Disminución de efectos comerciales por cobrar a corto plazo	
1.2.1.0.9.3.09.00.0	Disminución de otros efectos por cobrar a corto plazo	
1.2.1.0.9.4.00.00.0	Disminución de cuentas por cobrar a mediano y largo plazo	
1.2.1.0.9.4.01.00.0	Disminución de cuentas comerciales por cobrar a mediano y largo plazo	
1.2.1.0.9.4.02.00.0	Disminución de rentas por recaudar a mediano y largo plazo	
1.2.1.0.9.4.09.00.0	Disminución de otras cuentas por cobrar a mediano y largo plazo	
1.2.1.0.9.5.00.00.0	Disminución de efectos por cobrar a mediano y largo plazo	
1.2.1.0.9.5.01.00.0	Disminución de efectos comerciales por cobrar a mediano y largo plazo	
1.2.1.0.9.5.09.00.0	Disminución de otros efectos por cobrar a mediano y largo plazo	
1.2.1.0.9.6.00.00.0	Disminución de fondos en avance, en anticipo y en fideicomiso	
1.2.1.0.9.6.02.00.0	Disminución de fondos en anticipo	
1.2.1.0.9.6.03.00.0	Disminución de fondos en fideicomiso	
1.2.1.0.9.6.04.00.0	Disminución de anticipos a proveedores	
1.2.1.0.9.6.05.00.0	Disminución de anticipos a contratistas por contratos a corto plazo	
1.2.1.0.9.6.06.00.0	Disminución de anticipos a contratistas por contratos a mediano y largo plazo	
1.2.1.0.9.6.07.00.0	Disminución de activos diferidos a corto plazo	
1.2.1.0.9.6.08.00.0	Disminución de activos diferidos a mediano y largo plazo	
1.2.1.0.9.7.00.00.0	Disminución de activos en proceso judicial	
1.2.1.0.9.8.00.00.0	Disminución de otros activos financieros circulantes	
1.2.1.0.9.9.00.00.0	Disminución de otros activos financieros no circulantes	
1.2.2.0.0.0.00.00.0	**Incremento de Pasivos**	
1.2.2.0.1.0.00.00.0	Incremento de cuentas y efectos por pagar	
1.2.2.0.1.1.00.00.0	Incremento de cuentas y efectos por pagar a corto plazo	
1.2.2.0.1.1.01.00.0	Incremento de sueldos, salarios y otras remuneraciones por pagar	
1.2.2.0.1.1.02.00.0	Incremento de aportes patronales y retenciones laborales por pagar	
1.2.2.0.1.1.02.01.0	Incremento de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	
1.2.2.0.1.1.02.02.0	Incremento de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (IPASME)	
1.2.2.0.1.1.02.03.0	Incremento de aportes patronales y retenciones laborales por pagar al Fondo de Jubilaciones	
1.2.2.0.1.1.02.04.0	Incremento de aportes patronales y retenciones laborales por pagar al Fondo del Seguro de Paro Forzoso	
1.2.2.0.1.1.02.05.0	Incremento de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Habitacional	
1.2.2.0.1.1.02.06.0	Hospitalización, Cirugía, Maternidad(HCM) y Gastos Funerarios	
1.2.2.0.1.1.02.07.0	Incremento de aportes patronales y retenciones laborales por pagar a Cajas de Ahorro	
1.2.2.0.1.1.02.08.0	Incremento de aportes patronales y retenciones laborales por pagar a organismos de seguridad social	
1.2.2.0.1.1.02.09.0	Incremento de retenciones laborales por pagar al Instituto de Cooperación Educativa (INCE)	
1.2.2.0.1.1.02.10.0	Incremento de retenciones laborales por pagar por pensión alimenticia	
1.2.2.0.1.1.02.11.0	Incremento de otros aportes patronales por pagar	
1.2.2.0.1.1.02.12.0	Incremento de otras retenciones laborales por pagar	
1.2.2.0.1.1.03.00.0	Incremento cuentas por pagar a proveedores a corto plazo	
1.2.2.0.1.1.04.00.0	Incremento de efectos por pagar a proveedores a corto plazo	
1.2.2.0.1.1.05.00.0	Incremento de cuentas por pagar a contratistas a corto plazo	
1.2.2.0.1.1.06.00.0	Incremento de efectos por pagar a contratistas a corto plazo	
1.2.2.0.1.1.07.00.0	Incremento de intereses por pagar	
1.2.2.0.1.1.07.01.0	Incremento de intereses internos por pagar	
1.2.2.0.1.2.00.00.0	Incremento de cuentas y efectos por pagar a mediano y largo plazo	
1.2.2.0.1.2.01.00.0	Incremento de cuentas por pagar a proveedores a mediano y largo plazo	
1.2.2.0.1.2.02.00.0	Incremento de efectos por pagar a proveedores a mediano y largo plazo	
1.2.2.0.1.2.03.00.0	Incremento de cuentas por pagar a contratistas a mediano y largo plazo	
1.2.2.0.1.2.04.00.0	Incremento de efectos por pagar a contratistas a mediano y largo plazo	
1.2.2.0.1.3.00.00.0	Incremento de otras cuentas y efectos por pagar	
1.2.2.0.1.3.01.00.0	Incremento de otras cuentas por pagar a corto plazo	
1.2.2.0.1.3.03.00.0	Incremento de otros efectos por pagar a corto plazo	
1.2.2.0.3.0.00.00.0	Incremento de otros pasivos	
1.2.2.0.3.1.00.00.0	Incremento de pasivos diferidos a corto plazo	
1.2.2.0.3.3.00.00.0	Incremento de provisiones y reservas técnicas	
1.2.2.0.3.3.01.00.0	Incremento de provisiones	
1.2.2.0.3.3.01.01.0	Incremento de provisiones para cuentas incobrables	
1.2.2.0.3.3.01.02.0	Incremento de provisiones para despidos	
1.2.2.0.3.3.01.03.0	Incremento de provisiones para pérdidas de inventario	
1.2.2.0.3.3.01.04.0	Incremento de provisiones para beneficios sociales	
1.2.2.0.3.3.01.09.0	Incremento de otras provisiones	
1.2.2.0.3.3.02.00.0	Incremento de reservas técnicas	
1.2.2.0.3.4.00.00.0	Incremento de fondos de terceros	
1.2.2.0.3.4.01.00.0	Incremento de depósitos recibidos en garantía	
1.2.2.0.3.4.02.00.0	Incremento de otros fondos de terceros	
1.2.2.0.3.8.00.00.0	Incremento de otros pasivos a corto plazo	
1.2.2.0.3.9.00.00.0	Incremento de otros pasivos a mediano y largo plazo	
1.2.4.0.0.0.00.00.0	**Incremento del Patrimonio**	
1.2.4.0.1.0.00.00.0	Incremento del capital	
1.2.4.0.1.1.00.00.0	Incremento del capital fiscal e institucional	
1.2.4.0.2.0.00.00.0	Incremento de reservas	
1.2.4.0.2.1.00.00.0	Incremento de reservas	
1.2.4.0.3.0.00.00.0	Ajustes por inflación	
1.2.4.0.3.1.00.00.0	Ajustes por inflación	
1.2.4.0.4.0.00.00.0	Incremento de resultados	
1.2.4.0.4.1.00.00.0	Incremento de resultados acumulados	
1.2.4.0.4.2.00.00.0	Incremento de resultados del ejercicio	

	Superávit Financiero	
2.2.0.0.0.0.00.00.0	**APLICACIONES FINANCIERAS**	
2.2.1.0.0.0.00.00.0	Inversión Financiera	
2.2.1.0.4.0.00.00.0	Adquisición de títulos y valores que no otorgan propiedad	
2.2.1.0.4.1.00.00.0	Adquisición de títulos y valores a corto plazo	
2.2.1.0.4.1.01.00.0	Adquisición de títulos y valores privados	
2.2.1.0.4.1.02.00.0	Adquisición de títulos y valores públicos	
2.2.1.0.4.1.03.00.0	Adquisición de títulos y valores externos	
2.2.1.0.4.2.00.00.0	Adquisición de títulos y valores a largo plazo	
2.2.1.0.4.2.01.00.0	Adquisición de títulos y valores privados	
2.2.1.0.4.2.02.00.0	Adquisición de títulos y valores públicos	
2.2.1.0.4.2.03.00.0	Adquisición de títulos y valores externos	
2.2.1.0.9.0.00.00.0	Incremento de otros activos financieros	
2.2.1.0.9.1.00.00.0	Incremento de disponibilidades	
2.2.1.0.9.1.01.00.0	Incremento de caja	
2.2.1.0.9.1.02.00.0	Incremento de bancos	
2.2.1.0.9.1.03.00.0	Incremento de inversiones temporales	
2.2.1.0.9.2.00.00.0	Incremento de cuentas por cobrar a corto plazo	
2.2.1.0.9.2.01.00.0	Incremento de cuentas comerciales por cobrar a corto plazo	
2.2.1.0.9.2.03.00.0	Incremento de deudas por rendir	
2.2.1.0.9.2.03.02.0	Incremento de deuda por rendir de fondos en anticipo	
2.2.1.0.9.2.04.00.0	Incremento de otras cuentas por cobrar a corto plazo	
2.2.1.0.9.3.00.00.0	Incremento de efectos por cobrar a corto plazo	
2.2.1.0.9.3.01.00.0	Incremento de efectos comerciales por cobrar a corto plazo	
2.2.1.0.9.3.02.00.0	Incremento de otros efectos por cobrar a corto plazo	
2.2.1.0.9.4.00.00.0	Incremento de cuentas por cobrar a mediano y largo plazo	
2.2.1.0.9.4.01.00.0	Incremento de cuentas comerciales por cobrar a mediano y largo plazo	
2.2.1.0.9.4.02.00.0	Incremento de rentas por recaudar a mediano y largo plazo	
2.2.1.0.9.4.03.00.0	Incremento de otras cuentas por cobrar a mediano y largo plazo	
2.2.1.0.9.5.00.00.0	Incremento de efectos por cobrar a mediano y largo plazo	
2.2.1.0.9.5.01.00.0	Incremento de efectos comerciales por cobrar a mediano y largo plazo	
2.2.1.0.9.5.02.00.0	Incremento de otros efectos por cobrar a mediano y largo plazo	
2.2.1.0.9.6.00.00.0	Incremento de de fondos en avance, anticipos,fideicomiso y activos diferidos	
2.2.1.0.9.6.02.00.0	Incremento de fondos en anticipo	
2.2.1.0.9.6.03.00.0	Incremento de fondos en fideicomiso	
2.2.1.0.9.6.04.00.0	Incremento de anticipos a proveedores	
2.2.1.0.9.6.05.00.0	Incremento de anticipos a contratistas por contratos de corto plazo	
2.2.1.0.9.6.06.00.0	Incremento de anticipos a contratistas por contratos de mediano y largo plazo	
2.2.1.0.9.6.07.00.0	Incremento de activos diferidos a corto plazo	
2.2.1.0.9.6.08.00.0	Incremento de activos diferidos a mediano y largo plazo	
2.2.1.0.9.7.00.00.0	Incremento de otros activos financieros circulantes	
2.2.1.0.9.8.00.00.0	Incremento de otros activos financieros no circulantes	
2.2.1.0.9.9.00.00.0	Incremento de otros activos financieros	
2.2.2.0.0.0.00.00.0	**Disminución de Pasivos**	
2.2.2.0.1.0.00.00.0	Disminución de cuentas y efectos por pagar	
2.2.2.0.1.1.00.00.0	Disminución de cuentas y efectos por pagar a corto plazo	
2.2.2.0.1.1.01.00.0	Disminución de sueldos, salarios y otras remuneraciones por pagar	
2.2.2.0.1.1.02.00.0	Disminución de aportes patronales y retenciones laborales por pagar	
2.2.2.0.1.1.02.01.0	Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	
2.2.2.0.1.1.02.02.0	Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (IPASME)	
2.2.2.0.1.1.02.03.0	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Jubilaciones	
2.2.2.0.1.1.02.04.0	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Seguro de Paro Forzoso	
2.2.2.0.1.1.02.05.0	Disminución de aportes patronales y retenciones laborales por pagar al Fondo de Ahorro Habitacional	
2.2.2.0.1.1.02.06.0	Disminución de aportes patronales y retenciones laborales por pagar por seguro de vida, accidentes personales,	
2.2.2.0.1.1.02.07.0	Disminución de aportes patronales y retenciones laborales por pagar a cajas de ahorro	
2.2.2.0.1.1.02.08.0	Disminución de aportes patronales y retenciones laborales por pagar a los organismos de seguridad social	
2.2.2.0.1.1.02.09.0	Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Cooperación Educativa (INCE)	
2.2.2.0.1.1.02.10.0	Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	
2.2.2.0.1.1.02.11.0	Disminución de otros aportes patronales por pagar	
2.2.2.0.1.1.02.12.0	Disminución de otras retenciones laborales por pagar	
2.2.2.0.1.1.03.00.0	Disminución cuentas por pagar a proveedores a corto plazo	
2.2.2.0.1.1.04.00.0	Disminución de efectos por pagar a proveedores a corto plazo	
2.2.2.0.1.1.05.00.0	Disminución cuentas por pagar a contratistas a corto plazo	
2.2.2.0.1.1.06.00.0	Disminución de efectos por pagar a contratistas a corto	
2.2.2.0.1.1.07.00.0	Disminución de intereses por pagar	
2.2.2.0.1.1.07.01.0	Disminución de intereses internos por pagar	
2.2.2.0.1.2.00.00.0	Disminución de cuentas y efectos por pagar a mediano y largo plazo	
2.2.2.0.1.2.01.00.0	Disminución de cuentas por pagar a proveedores a mediano y largo plazo	
2.2.2.0.1.2.02.00.0	Disminución de efectos a pagar a proveedores a mediano y largo plazo	
2.2.2.0.1.2.03.00.0	Disminución de cuentas por pagar a contratistas a mediano y largo plazo	
2.2.2.0.1.2.04.00.0	Disminución de efectos a pagar a contratistas mediano y largo plazo	
2.2.2.0.1.3.00.00.0	Disminución de otras cuentas y efectos por pagar	
2.2.2.0.1.3.02.00.0	Disminución de otras cuentas por pagar a corto plazo	
2.2.2.0.1.3.03.00.0	Disminución de otros efectos por pagar a corto plazo	
2.2.2.0.3.0.00.00.0	Disminución de otros pasivos	
2.2.2.0.3.1.00.00.0	Disminución de pasivos diferidos a corto plazo	
2.2.2.0.3.1.01.00.0	Disminución de rentas diferidas por recaudar a corto plazo	
2.2.2.0.3.4.00.00.0	Disminución de provisiones y reservas técnicas	

2.2.2.0.3.4.01.00.0	Disminución de provisiones	
2.2.2.0.3.4.01.01.0	Disminución de provisiones para cuentas incobrables	
2.2.2.0.3.4.01.02.0	Disminución de provisiones para despidos	
2.2.2.0.3.4.01.03.0	Disminución de provisiones para pérdidas en el inventario	
2.2.2.0.3.4.01.04.0	Disminución de provisiones para beneficios sociales	
2.2.2.0.3.4.01.09.0	Disminución de otras provisiones	
2.2.2.0.3.4.02.00.0	Disminución de reservas técnicas	
2.2.2.0.3.5.00.00.0	Disminución de fondos de terceros	
2.2.2.0.3.5.01.00.0	Disminución de depósitos recibidos en garantía	
2.2.2.0.3.5.02.00.0	Disminución de otros fondos de terceros	
2.2.2.0.3.6.00.00.0	Disminución de otros pasivos a corto plazo	
2.2.2.0.3.7.00.00.0	Disminución de otros pasivos a mediano y largo plazo	
2.2.4.0.0.0.00.00.0	**Disminución del Patrimonio**	
2.2.4.0.1.0.00.00.0	Disminución del capital	
2.2.4.0.1.1.00.00.0	Disminución del capital fiscal e institucional	
2.2.4.0.2.0.00.00.0	Disminución de reservas	
2.2.4.0.2.1.00.00.0	Disminución de reservas	
2.2.4.0.3.0.00.00.0	Ajustes por inflación	
2.2.4.0.3.1.00.00.0	Ajustes por inflación	
2.2.4.0.4.0.00.00.0	Disminución de resultados	
2.2.4.0.4.1.00.00.0	Disminución de resultados acumulados	
2.2.4.0.4.2.00.00.0	Disminución de resultados del ejercicio	
	Déficit Financiero	

FORMA 1937

FORMA 1938 RESUMEN SERIE ESTADÍSTICA

A. Objetivo

Presentar un Resumen Estadístico de los últimos cuatro (04) años, así como del año objeto de presupuesto. Adicionalmente, se debe registrar información física correspondiente al total de los recursos humanos (personal activo). **LA INFORMACIÓN FINANCIERA DEBE SER REGISTRADA EN BOLÍVARES ENTEROS.**

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Indique el nombre del Ente y el año para el cual se presupuesta.
2 a la 6	Señale el monto anual en bolívares enteros correspondiente a la información financiera, siendo real para los tres (03) primeros años, estimada para el año anterior al que se presupuesta y programada para el año objeto del presupuesto, tomando en consideración los siguientes conceptos: - *Ingresos Propios:* Son aquellos ingresos generados por la naturaleza propia del Ente, tales como la venta de bienes y servicios. - *Transferencias y Donaciones Corrientes Internas del Sector Público:* Son los recursos que otorga el Ejecutivo Nacional, para cubrir gastos de funcionamiento dentro del Ente.

CAMPO	DESCRIPCIÓN
	- *Otros Ingresos Corrientes:* Son todos aquellos que se generan por actividades que no son propias al Ente, por ejemplo, intereses por colocaciones financieras. - *Gastos de Consumo:* Generados por las Operaciones de Funcionamiento del Ente. Se incluyen los gastos de personal, materiales, suministros y mercancías, servicios no personales, depreciación y amortización entre otros. - *Intereses y Gastos Financieros:* Incluye los intereses generados por deuda y comisiones de servicios financieros. - *Otros Gastos Corrientes:* Corresponde aquellos gastos que no son generados por las actividades propias del Ente (gastos ajenos a la operación, como por ejemplo: la partida de transferencias y donaciones). - *Ahorro / (Desahorro):* Es la diferencia entre el total de ingresos y el total de gastos y debe coincidir con el expresado en el Estado de Resultados. - *Recursos de Capital:* Son aquellos recursos generados por operaciones con activos reales, que incluyen la venta de activos fijos, la depreciación y la disminución de inventarios. Se incluye el ahorro o desahorro económico. - *Transferencias y donaciones de Capital Internas del Sector Público (Recibidas en cada Ejercicio Fiscal):* Son las aportaciones del Ejecutivo Nacional, para financiar gastos de inversión real (gastos de capital).

CAMPO	DESCRIPCIÓN
	- *Inversión Real:* Corresponde a los gastos de capital referentes a la compra de maquinarias y equipos, gastos de infraestructura (proyectos y obras en proceso) y gastos capitalizables. - *Superávit / (Déficit Financiero):* Es el resultado de la suma de los recursos de capital, más las transferencias de capital, menos la inversión real.
7	Indique la cantidad total de trabajadores que laboran en el Ente. **EL NÚMERO TOTAL DE TRABAJADORES DEBE COINCIDIR CON LOS MONTOS TOTALES REFLEJADOS EN LA FORMA 1911 DEL PRESENTE INSTRUCTIVO.**

RESUMEN SERIE ESTADÍSTICA

(1) ENTE:

EJERCICIO FISCAL AÑO:

(EN BOLÍVARES)

			Año / Denominación	AÑO REAL (2)	AÑO REAL (3)	AÑO REAL (4)	AÑO ULTIMO ESTIMADO (5)	AÑO PRESUPUESTADO (6)
INFORMACION FINANCIERA	GESTION ECONOMICA	INGRESOS CORRIENTES	Ingresos Propios					
			Transferencias y Donaciones Corrientes Internas del Sector Público					
			Otros Ingresos Corrientes					
		GASTOS CORRIENTES	Gastos de Consumo					
			Intereses y Gastos Financieros					
			Otros Gastos Corrientes					
			Ahorro / (Desahorro)					
			Recursos de Capital					
			Transferencias y Donaciones de Capital Internas del Sector Público (Recibidas en cada Ejercicio Fiscal)					
			Inversión Real					
			Superavit / (Déficit Financiero)					
			Ajustes Contables					
	SITUACION PATRIMONIAL		Activo					
			Pasivo					
			Patrimonio					
(7) RECURSOS HUMANOS								

FORMA: 1938

CAPÍTULO II

DESCRIPCIÓN DE FORMULARIOS

3. Información a Nivel de Proyectos, Acciones Centralizadas y Acciones Específicas

FORMA 1939 DESCRIPCIÓN DE LA CATEGORÍA PRESUPUESTARIA

A. Objetivo

Presentar información a nivel de los Proyectos y Acciones Centralizadas por ser las categorías que conforman la estructura presupuestaria del ente.

NOTA: Deberá elaborarse un formato por cada proyecto y/o acción centralizada.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C. Instrucciones

CAMPO	DESCRIPCIÓN
1	Escriba el nombre del Ente y el año para el cual se presupuesta.
2	Indica la categoría presupuestaria de proyecto y acción centralizada, marcando con una equis (X).
3 y 4	Escriba el código y denominación de la categoría presupuestaria a describir, asi como el ejecutor responsable.
5	Indique la finalidad del proyecto y/o acción centralizada correspondiente.
6	Señale la vinculación con los objetivos del sector previstos en el Plan de la Nación.
7	Indique las fuentes de financiamiento del proyecto y/o acción centralizada. En el caso de los proyectos coordinados con los gobiernos estadales o municipales, señale en qué forma participan el ente con las gobernaciones o municipios. Exprese si la realización del Proyecto será mediante el procedimiento de administración directa, contratada con terceros o combinación de ambos.

DESCRIPCIÓN DE LA CATEGORIA PRESUPUESTARIA

(1) ENTE:

PRESUPUESTO AÑO:

CATEGORÍA PRESUPUESTARIA (2)	CÓDIGO (3)	DENOMINACIÓN (4)
☐ PROYECTO		
☐ ACCION CENTRALIZADA		
EJECUTOR RESPONSABLE:		

(5) FINALIDAD:

(6) VINCULACIÓN CON LOS OBJETIVOS DEL SECTOR (Previstos en los Planes Operativos):

(7) FUENTE DE FINANCIAMIENTO:

FORMA: 1939

FORMA 1940 DISTRIBUCIÓN CONSOLIDADA DEL PRESUPUESTO DE GASTOS POR PARTIDAS, SUB-PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS

A. Objetivo

Presentar la información del presupuesto de gastos por partidas, sub-partidas, genéricas, específicas y sub-específicas, a nivel de proyectos y acciones centralizadas para los años anteriores y el año objeto del presupuesto.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C Instrucciones

CAMPO	DESCRIPCIÓN
1	Señale el nombre de la Institución y el año al cual se refiere el presupuesto.
2 y 3	Registre el código y la denominación del proyecto y/o acción centralizada cuando corresponda.
4 y 5	**INDICA EL CÓDIGO Y LA DENOMINACIÓN DE LAS PARTIDAS, DEBAJO DE CADA PARTIDA SE DEBE REGISTRAR EL CÓDIGO Y LA DENOMINACIÓN DE CADA UNA DE LAS SUB-PARTIDAS: GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS UTILIZANDO EL CLASIFICADOR PRESUPUESTARIO DE RECURSOS Y EGRESOS VIGENTE.**
6 y 7	Señale el monto anual en bolívares enteros para los años anteriores.

CAMPO	DESCRIPCIÓN
8 a la 11	Registre trimestralmente en bolívares enteros la programación mensual para el año que se presupuesta.
12	Escriba el total anual que resulta de sumar los montos mensuales del año presupuestado, para cada una de las partidas y sub-partidas utilizadas
13	Indique los totales en cada una de las columnas desde la N° 6 a la N° 12.

NOTAS:

1. **ES IMPORTANTE SEÑALAR QUE, DEBEN REALIZARSE LAS RESPECTIVAS SUMATORIAS PARCIALES A NIVEL DE LAS PARTIDAS, COMENZANDO POR EL MÍNIMO NIVEL, ES DECIR:**

   - **EL MONTO DE CADA ESPECÍFICA, ES LA SUMATORIA DE LAS SUB-ESPECÍFICAS QUE LA CONFORMAN.**
   - **EL MONTO DE CADA GENÉRICA, ES LA SUMATORIA DE LAS ESPECÍFICAS QUE LA INTEGRAN.**
   - **EL MONTO DE CADA PARTIDA, ES LA SUMATORIA DE LAS GENÉRICAS QUE FORMAN PARTE DE ELLA.**

2. **FINALMENTE EL MONTO TOTAL DE LAS COLUMNAS 6, 7 Y 20, DEBEN COINCIDIR CON EL MONTO TOTAL DE LAS FORMAS 1921,1926 Y 1943.**

DISTRIBUCIÓN CONSOLIDADA DEL PRESUPUESTO DE GASTOS POR PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS, A NIVEL DE PROYECTOS Y ACCIONES CENTRALIZADAS

(1) ENTE:
PRESUPUESTO AÑO:
(EN BOLIVARES)

CATEGORIA	CODIGO (2)	DENOMINACIÓN (3)
PROYECTO:		
ACCION CENTRALIZADA:		

PARTIDA	DENOMINACIÓN	AÑO REAL	AÑO ÚLTIMO ESTIMADO	AÑO PRESUPUESTADO				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(4)	(5)	(6)	(7)	(8)	(9)	(10)	(11)	(12)
4.01.00.00.00	GASTOS DE PERSONAL							
....								
....								
....								
4.02.00.00.00	MATERIALES, SUMINISTROS Y MERCANCIAS							
....								
....								
....								
4.03.00.00.00	SERVICIOS NO PERSONALES							
....								
....								
....								
4.04.00.00.00	ACTIVOS REALES							
....								
....								
....								
4.05.00.00.00	ACTIVOS FINANCIEROS							
....								
....								
....								
4.07.00.00.00	TRANSFERENCIAS Y DONACIONES							
....								
....								
....								
4.08.00.00.00	OTROS GASTOS							
....								
....								
....								
4.11.00.00.00	DISMINUCIÓN DE PASIVOS							
....								
....								
4.12.00.00.00	DISMINUCIÓN DE PATRIMONIO							
....								
....								
(13) TOTAL								

NOTA: LOS CÓDIGOS Y DENOMINACIONES DE LAS PARTIDAS DE GASTOS , ESTAN SUJETOS A LAS ACTUALIZACIONES DEL CLASIFICADOR PRESUPUESTARIO DICTADO POR LA ONAPRE.

FORMA: 1940

FORMA 1941 DISTRIBUCIÓN CONSOLIDADA DEL PRESUPUESTO DE GASTOS A NIVEL DE PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS

A. Objetivo

Presentar la información del presupuesto de gastos consolidado a nivel de partidas, sub-partidas, genéricas, específicas y sub-específicas, para los años anteriores y el año objeto del presupuesto.

B. Distribución

Original: Oficina Nacional de Presupuesto (ONAPRE)

Original: Oficina de Planificación del Sector Universitario (OPSU)

C Instrucciones

CAMPO	DESCRIPCIÓN
1	Indique el nombre de la Institución y el año al cual se refiere el presupuesto.
2 y 3	**INDICA EL CÓDIGO Y LA DENOMINACIÓN DE LAS PARTIDAS, DEBAJO DE CADA PARTIDA SE DEBE REGISTRAR EL CÓDIGO Y LA DENOMINACIÓN DE CADA UNA DE LAS SUB-PARTIDAS: GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS UTILIZANDO EL CLASIFICADOR PRESUPUESTARIO DE RECURSOS Y EGRESOS VIGENTE.**
4 y 5	Señale el monto anual en bolívares enteros para los años anteriores.
6 a la 9	Registre trimestralmente en bolívares enteros la programación para el año que se presupuesta.

CAMPO	DESCRIPCIÓN
10	Escriba el total anual que resulta de sumar los montos mensuales del año presupuestado, para cada una de las partidas y sub-partidas utilizadas
11	Indique los totales en cada una de las columnas desde la N° 4 a la N° 10.

NOTAS:

1. **ES IMPORTANTE SEÑALAR QUE, DEBEN REALIZARSE LAS RESPECTIVAS SUMATORIAS PARCIALES A NIVEL DE LAS PARTIDAS, COMENZANDO POR EL MÍNIMO NIVEL, ES DECIR:**

- **EL MONTO DE CADA ESPECÍFICA, ES LA SUMATORIA DE LAS SUB-ESPECÍFICAS QUE LA CONFORMAN.**
- **EL MONTO DE CADA GENÉRICA, ES LA SUMATORIA DE LAS ESPECÍFICAS QUE LA INTEGRAN.**
- **EL MONTO DE CADA PARTIDA, ES LA SUMATORIA DE LAS GENÉRICAS QUE FORMAN PARTE DE ELLA.**

2. **FINALMENTE, LOS MONTOS TOTALES EN LAS COLUMNAS 4, 5 Y 18, DEBEN COINCIDIR CON LOS MONTOS TOTALES DE LOS FORMATOS 1921, 1926 Y 1942.**

DISTRIBUCIÓN CONSOLIDADA DEL PRESUPUESTO DE GASTOS A NIVEL DE PARTIDAS, SUB- PARTIDAS, GENÉRICAS, ESPECÍFICAS Y SUB-ESPECÍFICAS

(1) ENTE:
PRESUPUESTO AÑO:
(EN BOLIVARES)

PARTIDA	DENOMINACIÓN	AÑO REAL	AÑO ÚLTIMO ESTIMADO	AÑO PRESUPUESTADO				
				TRIMESTRE I	TRIMESTRE II	TRIMESTRE III	TRIMESTRE IV	TOTAL
(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)
4.01.00.00.00	GASTOS DE PERSONAL							
....								
....								
....								
4.02.00.00.00	MATERIALES, SUMINISTROS Y MERCANCIAS							
....								
....								
....								
4.03.00.00.00	SERVICIOS NO PERSONALES							
....								
....								
....								
4.04.00.00.00	ACTIVOS REALES							
....								
....								
....								
4.05.00.00.00	ACTIVOS FINANCIEROS							
....								
....								
....								
4.07.00.00.00	TRANSFERENCIAS Y DONACIONES							
....								
....								
4.08.00.00.00	OTROS GASTOS							
....								
....								
....								
4.11.00.00.00	DISMINUCIÓN DE PASIVOS							
....								
....								
4.12.00.00.00	DISMINUCIÓN DE PATRIMONIO							
....								
....								
....								
(11) TOTAL								

NOTA: LOS CÓDIGOS Y DENOMINACIONES DE LAS PARTIDAS DE GASTOS , ESTAN SUJETOS A LAS ACTUALIZACIONES DEL CLASIFICADOR PRESUPUESTARIO DICTADO POR LA ONAPRE.

FORMA: 1941

CAPÍTULO III

ANEXOS

1. ANEXO 1:Procedimiento de Solicitud de Creación de la Acción Centralizada "Otras"

2. ANEXO 2:Procedimiento de Solicitud de inclusión de Unidad de Medida en el Sistemas Nueva Etapa y en el Sistema de Presupuesto, para Proyectos y Acciones Específicas

ANEXO 1: Procedimiento de Solicitud de Creación de la Acción Centralizada "Otras"

Objetivo:

Apoyar las acciones específicas de los Proyectos u otras actividades que no estén previamente tipificadas en las demás Acciones Centralizadas.

Formulario a Utilizar:

Solicitud de Creación de la Acción Centralizada "Otras"

Norma:

Los Órganos que hayan creado Acciones Centralizadas en el marco de la categoría "Otras" y requieran nuevamente su utilización en el ejercicio presupuestario que se formula, deberán notificar a la unidad o Dirección de la ONAPRE responsable de la gestión del presupuesto del Órgano.

DESCRIPCIÓN DEL PROCEDIMIENTO

Si durante el proceso de formulación presupuestaria el Órgano estima pertinente la creación de una Acción Centralizada, en el marco de la categoría "Otras", deberá ceñirse al siguiente procedimiento:

RESPONSABLE	PASOS	ACCIÓN
Órgano	1	Solicita a la Oficina Nacional de Presupuesto (ONAPRE) autorización a través de un oficio firmado por la máxima autoridad del Órgano. Dicho oficio debe estar acompañado de un informe, contentivo de los motivos que justifican la creación de la Acción Centralizada "Otras". Asimismo, le anexa el formulario **"Solicitud de Creación de la Acción Centralizada Otras"**.

RESPONSABLE	PASOS	ACCIÓN
Oficina Nacional de Presupuesto (ONAPRE)	2	Recibe y analiza la documentación anterior: - Oficio - Informe - Formulario **"Solicitud de Creación de la Acción Centralizada Otras"**
	3	De aprobarse el uso de la creación de la Acción Centralizada solicitada, el responsable de la gestión del Presupuesto del Órgano en la ONAPRE, le informará oportunamente al Órgano la decisión al respecto e internamente a la Dirección de Informática para que aperture en el Sistema SISPRE la Acción Centralizada "Otra" que fue aprobada.
	4	De no aprobarse la creación de la Acción Centralizada "Otra", el responsable de la gestión del Presupuesto del Órgano en la ONAPRE, le informará oportunamente al Órgano la decisión adoptada.

Formulario: Solicitud de Creación de la Acción Centralizada "Otras"

A. Objetivo

Disponer de toda la información y datos básicos necesarios para el análisis y consideración de las solicitudes cursada por los Órganos en relación a la Acción Centralizada "Otras" , en caso de ser requerida durante el proceso de formulación presupuestaria, habida cuenta que la creación de esta categoría presupuestaria estará sujeta a la autorización de la Oficina Nacional de Presupuesto.

B. Instrucciones

CAMPO	DESCRIPCIÓN
1	Indique el código presupuestario y la denominación del Órgano solicitante de la Acción Centralizada, dentro de la categoría presupuestaria "Otras".
2	Señale el código y la denominación de la Acción Centralizada solicitada.
3	Señale el número de oficio con el cual se realizo la solicitud de creación de la Acción Centralizada "Otras" y su respectiva fecha de emisión.
4 y 5	Indique el ejecutor y el responsable de la Acción Centralizada solicitada.
6	Indique el año del ejercicio presupuestario en el que tendrá vigencia la Acción Centralizada solicitada.
7	Señale el monto en bolívares que se estima asignar para la Acción Centralizada solicitada.
8	Indique la denominación de la fuente de financiamiento mediante el cual se estima cubrir en el presupuesto la Acción Centralizada solicitada.
9	Haga una descripción del objetivo o propósito de la Acción Centralizada solicitada.

CAMPO	DESCRIPCIÓN
10	Identifique cada una de Acciones Específicas necesarias para alcanzar los propósitos de la Acción Centralizada por crear y especifique: Código, Denominación, Ejecutor y la Unidad Ejecutora local.
11	Registre las firmas de los responsables de la Acción Centralizada y de su Acción Específica respectiva, así como el de la máxima autoridad del órgano.
12	Registre las firmas de los Directores responsables que en la ONAPRE autorizan y aprueban la apertura de la Acción Centralizada para el órgano que en cuestión hace la solicitud.

17

Ministerio del Poder Popular para el Ambiente

REPÚBLICA BOLIVARIANA DE VENEZUELA

EXPOSICIÓN DE MOTIVOS DEL PROYECTO DE LEY DE PRESUPUESTO PARA EL EJERCICIO FISCAL 2012

EXPOSICIÓN DE MOTIVOS 2012

ÍNDICE DE CONTENIDO

ÍNDICE DE CONTENIDO

ÍNDICE DE CUADROS

EXPOSICIÓN DE MOTIVOS 2012

ÍNDICE DE CUADROS

7. ÁMBITO REGIONAL

8. CUENTA – AHORRO – INVERSIÓN – FINANCIAMIENTO (CAIF) DE LA REPÚBLICA AÑO 2012

9. EFECTOS ECONÓMICOS DEL PRESUPUESTO

ÍNDICE DE GRÁFICOS

EXPOSICIÓN DE MOTIVOS 2012

ÍNDICE DE GRÁFICOS

7. ÁMBITO REGIONAL

Capítulo 1

RESUMEN EJECUTIVO

EXPOSICIÓN DE MOTIVOS 2012

Capítulo 1

RESUMEN EJECUTIVO

En cumplimiento a lo establecido en el Artículo 38 de la Ley Orgánica de la Administración Financiera del Sector Público, el Ejecutivo Nacional presenta a la Asamblea Nacional el Proyecto de Ley de Presupuesto para el ejercicio fiscal 2012, formulado en directa correspondencia con las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista 2007-2013 y los lineamientos del Plan Operativo Anual Nacional.

Asimismo, el escenario presupuestario prevé un conjunto de acciones encaminadas a minimizar y neutralizar los posibles impactos negativos del volátil comportamiento económico internacional, como consecuencia del agravamiento de la crisis de deuda en la Eurozona y de la posible ralentización en el crecimiento económico de los principales bloques económicos internacionales.

Dentro de este contexto, y dada la importancia del presupuesto como instrumento político de gobierno y de administración; las políticas y objetivos presupuestarios plasmados en este documento, orientan su accionar hacia la consolidación del proceso de recuperación del aparato productivo nacional y el debilitamiento de las presiones inflacionarias, que permitirán generar condiciones macroeconómicas favorables para el fortalecimiento de las fuentes de ahorro y de inversión socioproductiva, necesarias en el afianzamiento del modelo productivo socialista.

En consonancia con los elementos expuestos, el Ejecutivo Nacional prevé continuar impulsando acciones que se traduzcan en estímulos equilibrados tanto para la demanda agregada interna, coherentes con el objetivo de control del nivel de inflación, como para la oferta agregada, a fin de continuar consolidando el proceso de expansión del aparato productivo nacional, generando bienestar social y crecimiento económico sostenido.

En este sentido, el Ejecutivo Nacional tomando en consideración factores de índole geopolíticos, económicos y financieros, ha proyectado una contribución fiscal petrolera para el ejercicio fiscal 2012, en base a un precio promedio de realización de la cesta venezolana de exportación de 50,0 US$/bl, el cual recoge de manera conservadora las expectativas del mercado internacional de crudos, acorde a su vez, con el principio de prudencia para el cálculo de los ingresos, el cual ha permitido moderar los efectos adversos de las desviaciones provenientes de la alta volatilidad que caracteriza al mercado de hidrocarburos.

Por tanto, como parte de la política de recursos para el ejercicio fiscal en referencia, se plantea la maximización de la recaudación de las rentas internas, apuntalada en la continuidad de los consistentes planes de fiscalización adelantados durante los últimos años, y la obtención de niveles de ingresos petroleros, que permitan mantener el impulso del desarrollo social dado hasta el presente.

En consideración a lo antes expuesto, en el cuadro N° 1-1 se presentan las metas macroeconómicas para el ejercicio fiscal 2012, teniendo en cuenta el cumplimiento de los lineamientos generales antes mencionados.

CUADRO N° 1-1 METAS MACROECONÓMICAS PROYECTO DE LEY DE PRESUPUESTO AÑO 2012	
CONCEPTOS	**2012**
PIB corriente (MM Bs.)	1.557.179,9
Tasa de crecimiento del PIB Real (%)	5,0
Inflación puntual - cierre (%)	20-22
Tipo de cambio (Bs. /US$)	4,30
Precio promedio de exportación de la cesta petrolera (US$/bl)	50,0

De acuerdo a las directrices plasmadas en el Plan Operativo Anual 2012, a continuación se presenta una síntesis de las acciones, objetivos y orientación de los proyectos prioritarios, contenidos en el Proyecto de Ley de Presupuesto para el ejercicio fiscal 2012:

- Se mantienen los criterios de austeridad y maximización de la eficiencia del gasto, de acuerdo con lo previsto en el Decreto N° 6.649 publicado en Gaceta Oficial N° 39.146 de fecha 25/03/2009, mediante el cual se dicta el instructivo Presidencial para la Eliminación del Gasto Suntuario o Superfluo en el Sector Público Nacional

- Continuar con aquellos proyectos ya iniciados y que finalizarán en el año 2012

- Mejorar el flujo de recursos y dirigir la inversión, directamente a los proyectos con alto impacto en la concreción de los objetivos estratégicos, necesarios para el desarrollo del aparato productivo del país

- Desarrollar proyectos estratégicos estructurantes e intermedios en los ejes de desarrollo, orientados al fortalecimiento de las cadenas productivas y a las capacidades y potencialidades locales y regionales

- Adelantar proyectos de fortalecimiento de la infraestructura eléctrica nacional con el objeto de ampliar y mejorar la red de generación, transmisión y distribución eléctrica; así como de promoción del uso eficiente de la energía y de aprovechamiento de otras fuentes de energías, a fin de diversificar la matriz energética, para así proteger y conservar el medio ambiente

- Fomentar e impulsar la cooperación e integración internacional en materia de energía eléctrica con los países aliados, con el fin de fortalecer el Sistema Eléctrico Nacional

- Contribuir con el desarrollo sustentable de la industria manufacturera bajo el nuevo esquema de producción y distribución de bienes industriales, mediante la construcción de fábricas socialistas que satisfagan la demanda de bienes

- Asegurar el desarrollo de proyectos de infraestructura y asignación de los distintos recursos y materias primas de hidrocarburos, en función de la seguridad energética de la nación

- Profundizar el desarrollo industrial en la Cadena de Valor de los Hidrocarburos, particularmente en lo relacionado con la actividad industrial de manufactura de combustibles (Refinación), y la transformación petroquímica con base en gas natural, carbón y refinación, promoviendo el desarrollo endógeno y la participación nacional a través de unidades de producción socialista

- Construir viviendas asociadas a espacios productivos; así como la generación de insumos para su consecución. Las acciones en materia de vivienda y hábitat, se orientarán a la construcción y financiamiento de los planes, proyectos y acciones habitacionales requeridas por la Gran Misión Vivienda Venezuela, con la finalidad de otorgar viviendas dignas al pueblo venezolano

- Continuar con el desarrollo del plan excepcional para la continuación y culminación de obras de infraestructura educativa 2011-2012, el cual tiene por objeto la construcción, ampliación, rehabilitación y dotación de la infraestructura educativa del sistema de educación básica

- Proseguir con la construcción, ampliación, reparación, mejoras y remodelación de la infraestructura pública; fortaleciendo la integración territorial de la nación mediante la atención a los corredores viales que conforman los ejes de desarrollo

- Dar continuidad a los proyectos de infraestructura penitenciaria y de estructuras especializadas para los adolescentes en conflicto con la ley penal, que garanticen la correcta atención de la población residente, tanto del sistema penitenciario, como del sistema de responsabilidad penal del adolescente

- Mantener el impulso al desarrollo del sector agrario, mediante la ejecución de proyectos orientados a incentivar la construcción, rehabilitación, mantenimiento y mejoras de la vialidad agrícola, haciendo énfasis en los ejes de desconcentración territorial a nivel nacional, con el propósito de mejorar las vías de penetración, desde las áreas de producción hacia los centros de distribución y/o consumo, así como mejorar el acceso de los servicios básicos, aumentando la posibilidad de desarrollo económico de las zonas rurales

- Apoyar y consolidar la Misión Alimentación, en lo que respecta a los procesos de producción, distribución y abastecimiento de alimentos. En este sentido, se proyecta incrementar la producción nacional de alimentos y concentrar la producción agrícola en rubros específicos como: maíz, arroz, caña de azúcar, soya, girasol, caraota, algodón, frijol, plátanos, hortalizas, caña de azúcar, frutales y forrajes, en 19 estados del país; como también la producción de leche y de carne bovina y así satisfacer las necesidades de alimentación de la población, fortaleciendo la soberanía y la seguridad alimentaria del país

- Contemplar proyectos de gestión y conservación ambiental, así como de saneamiento, desarrollo integral y manejo sustentable de los recursos naturales en las cuencas de ríos; fortalecimiento de la capacidad nacional para el manejo y disposición final de los residuos y desechos sólidos; rehabilitación y optimización de las plantas mayores de potabilización de agua

- Continuar el avance en el desarrollo de mapas geotécnicos y en el diagnóstico de recursos mineros

- Seguir impulsando el desarrollo nacional de la ciencia, la tecnología e innovación, a fin de cubrir las necesidades en los sectores agroalimentario, manufacturero, industria petrolera, gasífera, minera y forestal, tecnologías de la información y comunicación, salud pública, seguridad y defensa, entre otros

- Proseguir con la democratización del acceso al conocimiento de las Tecnologías de Información libres, aplicadas en los contenidos educativos digitales del Proyecto Canaima Educativo

- En materia de seguridad ciudadana, el Ejecutivo Nacional avanzará en el establecimiento del nuevo modelo policial y ejecutará programas integrales, que fortalezcan los organismos encargados de la seguridad, dotándolos con recursos tecnológicos y humanos; brindando un servicio a la ciudadanía, sin distinciones, privilegios, ni discriminaciones

- Garantizar la continuidad en la transformación y modernización del sistema de identificación, mejorando los servicios prestados, aminorando los tiempos de respuesta y disminuyendo la tramitación ilegal de los documentos de identificación, movimientos migratorios y controles de extranjería a los ciudadanos

- Ofrecer asistencia integral y oportuna a los grupos económicamente más vulnerables de la población en la promoción del desarrollo humano a través del aporte de recursos financieros y no financieros, soluciones habitacionales, donaciones, atención médica, fortalecimiento de las actividades educativas, deportivas y culturas tanto en lo individual, colectivo o comunitario

- Estimular el desarrollo y fortalecimiento de las comunidades organizadas, a través de la verificación, rendición de cuentas y formación integral de los Consejos Comunales, y otras organizaciones del Poder Popular, para satisfacer las necesidades colectivas y así mejorar su calidad de vida

- En el ámbito cultural, realizar la impresión y reimpresión masiva de ejemplares de libros, revistas, periódicos y otras publicaciones gráficas para los ciudadanos (as), garantizando la soberanía editorial, el acceso al conocimiento, la promoción, difusión del libro y los hábitos de la lectura en la población, que permitan la producción intelectual; así como construir, acondicionar y rehabilitar la infraestructura cultural del país

- En materia deportiva, se contempla la implementación de un plan estratégico que permita incrementar la reserva deportiva nacional por medio de la atención integral a estudiantes atletas con perspectivas hacia el alto rendimiento, ofreciéndoles la posibilidad de demostrar sus avances deportivos durante el desarrollo de un ciclo competitivo a nivel nacional e internacional

- Mantener la perspectiva de equidad e igualdad de género, como referencia obligada para eliminar las brechas de inequidad de género aún existente. En este sentido se instrumentarán programas, planes y proyectos dirigidos al empoderamiento de las mujeres en materia jurídica, social, cultural, política, económica y recreativa

- Mantener e impulsar las misiones sociales, especialmente relacionadas con la educación, salud, generación de empleos productivos, atención a personas con algún tipo de discapacidad, atención integral a los adultos mayores, equidad e igualdad de género, orientadas al cumplimiento de las metas del milenio. En consecuencia, se le otorgó prioridad a los proyectos dirigidos a superar la pobreza y la exclusión social

- Impulsar la Misión Trabajo, la cual estará vinculada a los proyectos de crecimiento económico, y que tendrá como objetivo fundamental la creación de nuevos empleos

- Continuar dirigiendo esfuerzos en la integración y consolidación de los pueblos y comunidades indígenas

- Analizar y sincerar la situación jurídica de la totalidad de las personas privadas de libertad, con planes de capacitación y disponiendo de puestos de trabajo dignos, producto de la articulación con programas gubernamentales y la gran Misión Trabajo

- Desarrollar estrategias de formación, investigación y divulgación desde un enfoque crítico de los derechos humanos, para contribuir con la transformación social a nivel nacional, con especial énfasis en las comunidades

- En el ámbito asociado al sector salud, las políticas presupuestarias estarán orientadas a continuar fortaleciendo el servicio de asistencia médica integral de manera universal, solidaria y gratuita. En este sentido, se orientarán esfuerzos a optimizar la red ambulatoria especializada mediante la racionalización de los recursos empleados para el funcionamiento adecuado de los centros de especialidades; fomentar estrategias de intervención y participación dirigidas a la reducción de la mortalidad infantil, materna y el embarazo en adolescentes; fortalecer la formación, investigación y desarrollo del conocimiento tecnológico, ético y humano en salud, orientado a la consolidación del Sistema Público Nacional de Salud; mantener los centros de salud, a través del suministro de material médico quirúrgico e insumos; equipar los dispositivos médicos especializados y de alta tecnología a fin de proveer a la población de una atención diagnóstica y de rehabilitación; seguir impulsando la ejecución de proyectos bandera como: Misión Barrio Adentro I, II, III y IV, Plan Nacional de Vacunación, Proyecto Madre, Plan de Salud Indígena; entre otros

- Continuar con el fortalecimiento de la política exterior, a través de las redes de cooperación diplomática, logrando negociaciones del bloque regional y la ejecución de iniciativas estratégicas por continente, así como una eficiente ejecución de actuaciones diplomáticas, consulares y de representación permanente.

En síntesis, el Gobierno Bolivariano continuará impulsando el desarrollo de la economía con énfasis en lo social, en un contexto de cambios estructurales profundos encaminados hacia la construcción y consolidación del modelo productivo socialista, donde prevalezca una nueva cultura de producción y consumo. Una economía donde la equidad distributiva se vuelque a favor del esfuerzo del trabajo de la población, socializando el usufructo de la riqueza generada para hacer realidad una sociedad de bienestar al servicio de la colectividad.

1.1 Estructura Presupuestaria

El Proyecto de Ley de Presupuesto para el ejercicio fiscal 2012, asciende a la cantidad de Bs. 297.836,7 millones, y representa el 19,1 por ciento del PIB esperado.

En el cuadro N° 1-2 se presenta la distribución de los recursos y egresos del referido proyecto de ley.

CUADRO N° 1-2
CLASIFICACIÓN ECONÓMICA
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

CONCEPTOS	MONTOS
Ingresos y Fuentes de Financiamiento	**297.836,7**
Ingresos corrientes ordinarios	233.065,0
Fuentes de financiamiento	64.771,7
Gastos y Aplicaciones Financieras	**297.836,7**
Gastos corrientes	232.694,2
Gastos de capital e Inversión Financiera	54.272,6
Aplicaciones financieras	10.869,9

1.1.1 Presupuesto de Ingresos y Fuentes de Financiamiento de la República

El presupuesto de ingresos y fuentes de financiamiento asciende a Bs. 297.836,7 millones, de los cuales Bs. 233.065,0 millones están conformados por los ingresos corrientes y Bs. 64.771,7 millones corresponden a fuentes de financiamiento.

Los ingresos corrientes ordinarios, están constituidos por los recursos de origen petrolero que ascienden a Bs. 67.813,1 millones, que representan el 22,8 por ciento del financiamiento total de la República, los ingresos de origen interno, que alcanzan a Bs. 164.872,7 millones y representan el 55,3 por ciento del total y los ingresos del hierro y otros minerales, que al ubicarse en Bs. 379,2 millones equivalen al 0,1 por ciento del total de recursos.

Las fuentes financieras, comprenden las operaciones de crédito público por Bs. 64.527,0 millones y los reintegros al Tesoro Nacional, correspondientes a remanentes de fondos de años anteriores de los diferentes organismos de la República, por la cantidad de Bs. 244,7 millones.

Las referidas operaciones de crédito público están discriminadas en: Bs. 25.820,0 millones para el pago de servicio de la deuda pública nacional, Bs. 18.707,0 millones para proveer recursos dirigidos a proyectos de inversión por endeudamiento y Bs. 20.000,0 millones para gestión fiscal; cuyo objetivo es brindar el financiamiento complementario que demandan los organismos del sector público para dar cumplimiento a los objetivos y metas propuestas para el ejercicio fiscal 2012.

A continuación en el gráfico N° 1-1, se presenta la composición del presupuesto de recursos para el ejercicio fiscal 2012.

Gráfico N° 1-1
Presupuesto de Ingresos y Fuentes de Financiamiento de la República
(Estructura porcentual)
Año 2012


Ingresos Corrientes Internos 55,4%
Fuentes de Financiamiento 21,8%
Ingresos Corrientes Petroleros 22,8%

1.1.2 Presupuesto de Gastos y Aplicaciones Financieras de la República

El presupuesto de gastos y aplicaciones financieras asciende a Bs. 297.836,7 millones, de este total, se contemplan gastos rígidos de la República por la cantidad de Bs. 124.219,5 millones, constituidos por Bs. 69.505,5 millones correspondientes a las asignaciones predeterminadas por disposiciones legales y Bs. 54.714,0 millones por el servicio de la deuda pública.

Asimismo, se estiman fondos para el adelanto de proyectos de inversión por Bs. 18.707,0 millones y para gastos administrables Bs. 154.910,2 millones.

A continuación en el gráfico N° 1-2, se expone la distribución proporcional de los rubros referidos anteriormente:

Gráfico N° 1-2
Presupuesto de Gastos y Aplicaciones Financieras
(Estructura porcentual)
Año 2012


Asignaciones
Legales
23,3%
Gastos
Administrables
52,0%
Proyectos Por
Endeudamiento
6,3%
Servicio de Deuda
Pública
18,4%

La distribución económica del presupuesto de gastos y aplicaciones financieras, muestra la siguiente distribución: Bs. 232.694,2 millones para gastos corrientes, Bs. 54.272,6 millones para gastos de capital e inversión financiera y por el lado de las aplicaciones financieras Bs. 10.869,9 millones para la disminución de pasivos.

Los gastos corrientes representan el 78,1 por ciento del total de las asignaciones. Estos están constituidos por Bs. 79.016,0 millones para gastos de consumo, Bs. 42.920,5 millones destinados a gastos de la propiedad, de los cuales Bs. 42.917,0 son para la cancelación de los intereses del servicio de la deuda pública, Bs. 108.420,2 millones para las transferencias y donaciones corrientes, Bs. 2.330,6 millones para rectificaciones y Bs. 6,9 millones para otros gastos corrientes.

Los gastos de capital e inversiones financieras constituyen el 18,2 por ciento del total de las asignaciones del presupuesto, y están distribuidos en: inversión directa por Bs. 1.716,4 millones, transferencias y donaciones de capital por Bs. 52.229,9 millones, y las inversiones financieras por Bs. 326,3 millones.

En tanto que las aplicaciones financieras, que significan el 3,7 por ciento del total de las asignaciones presupuestarias, están discriminadas en Bs.10.351,9 millones por concepto de amortización del servicio de la deuda pública y Bs. 518,0 millones que se destinarán a cancelar deudas por concepto de compromisos pendientes de ejercicios anteriores de los organismos de la Administración Pública (Ver cuadro N° 1-3).

CUADRO N° 1-3
CLASIFICACIÓN ECONÓMICA DE LOS GASTOS Y APLICACIONES FINANCIERAS DE LA REPÚBLICA
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

CONCEPTOS	MONTOS
Gastos y Aplicaciones Financieras	**297.836,7**
Gastos Corrientes	232.694,2
• Gastos de Consumo	79.016,0
• Gastos de la Propiedad	42.920,5
• Transferencias y donaciones corrientes	108.420,2
• Rectificaciones al presupuesto	2.330,6
• Otros gastos corrientes	6,9
Gastos de Capital e Inversiones Financieras	54.272,6
• Inversión directa	1.716,4
• Transferencias y donaciones de capital	52.229,9
• Inversión financiera	326,3
Aplicaciones Financieras	10.869,9
• Amortización de la Deuda Pública	10.351,9
• Disminución de otros pasivos financieros	518,0

Uno de los elementos de mayor relevancia para la Revolución Bolivariana son las asignaciones destinadas a los sectores sociales. El propósito fundamental de estas asignaciones se mantendrá presente en el centro de las políticas, programas y proyectos de carácter humanista; en tal sentido, prevalece la atención a las necesidades de las mayorías populares, la inversión social, la inclusión cultural, social y política para la construcción y consolidación de la democracia protagónica, dándole concreción a través de la asignación de significativos recursos para las políticas sociales.

En este orden de ideas, en el cuadro N° 1-4 se presenta la distribución de las asignaciones presupuestarias por sectores sociales, derivada de la clasificación sectorial del Proyecto de Ley de Presupuesto para el ejercicio fiscal 2012.

CUADRO N° 1-4
SECTORES SOCIALES
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

CONCEPTOS	MONTOS
Educación	37.226,2
Seguridad Social	32.458,2
Salud	25.679,5
Desarrollo Social y Participación	13.440,7
Cultura y Comunicación Social	2.115,3
Vivienda, Desarrollo Urbano y Servicios Conexos	3.253,2
Ciencia y Tecnología	1.544,5

La ejecución del gasto social con el mecanismo de las misiones, ha generado resultados significativos, cuyos logros en términos de mejoría en la calidad de vida de la población económicamente más vulnerable, son apreciables en la actualidad. En este sentido, las misiones como componente importante del gasto social para el ejercicio fiscal del 2012 tendrán asignados recursos presupuestarios por la cantidad de Bs. 8.008,3 millones.

1.2 Ámbito Presupuestario del Proyecto de Ley Especial de Endeudamiento Anual

Del total previsto en la Ley Especial de Endeudamiento Anual para el Ejercicio fiscal 2012, Bs. 25.820,0 millones corresponden a operaciones de crédito público cuyo objetivo es obtener recursos para el pago de intereses y capital de la deuda pública nacional, Bs. 18.707,0 millones se orientarán al financiamiento de los proyectos por endeudamiento de los entes del sector público encargados de su ejecución, y Bs. 20.000,0 millones por concepto de gestión fiscal.

Los proyectos de inversión que van a ser financiados con endeudamiento, estarán enmarcados principalmente en las siguientes actividades: proyectos del sector eléctrico dirigidos a alcanzar las metas de generación, transmisión y distribución de electricidad, rehabilitación y construcción de nuevas líneas de metro, proyecto de diseño, construcción y operación de un complejo siderúrgico, apoyo a las poblaciones indígenas, saneamiento, conservación y desarrollo integral de cuencas de ríos, fortalecimiento de capacidades nacionales para el manejo y disposición final de los residuos y desechos sólidos, entre otros.

En lo referente a la gestión fiscal, el propósito fundamental será coadyuvar a la formulación, ejecución y evaluación de las políticas públicas a ser implementadas por el Gobierno Nacional, en los diferentes sectores de competencia de cada uno de los órganos y entes del sector público.

1.3 Ámbito Presupuestario Regional

En materia regional, en el ejercicio fiscal 2012 se seguirá avanzando y profundizando en el proceso de transformación hacia una nueva organización socio-territorial.

En este sentido, prevalecerá la visión del desarrollo territorial desconcentrado, fundamentada en la definición previa y planificada de una redistribución de la población, producción, infraestructura física, recursos y servicios; armonizada bajo criterios económicos, sociales, ambientales y de seguridad y defensa, en función del desarrollo de una auténtica democracia participativa y protagónica, con bases firmes para la transición hacia la nueva organización socio-territorial.

Se trata de un nuevo enfoque, bajo la óptica de una estrategia desconcentradora del desarrollo territorial, con el propósito de aprovechar las potencialidades regionales para lograr una distribución más equilibrada y sostenible de las actividades productivas, las inversiones y la población en el territorio nacional.

Este nuevo enfoque de desarrollo territorial, cuenta con instancias de planificación y coordinación de políticas como el Consejo Federal de Gobierno, los Consejos Estadales de Coordinación y Planificación de Políticas Públicas, los Consejos Locales de Planificación Pública, los Consejos de Planificación Comunal y los Consejos Comunales; encargados de la planificación y coordinación de las políticas y acciones para el desarrollo del proceso de descentralización y transferencia de competencias desde el Poder Nacional y de las Entidades Territoriales, hacia las organizaciones de base del poder popular.

En cuanto a la organización del espacio geográfico, se cuenta con un conjunto de disposiciones legales que permitirán crear la figura de los ejes estratégicos de desarrollo territorial y los distritos motores de desarrollo y su desagregación en ejes comunales, comunas, zonas de desarrollo, ejes de desarrollo y corredores productivos, que contribuirán con el impulso de aquellas actividades económicas que generen efectos de atracción e incentivos para la conformación de asentamientos poblacionales en subsistemas de comunas.

En este sentido, las entidades político territoriales y organizaciones de base del Poder Popular contarán con el Fondo de Compensación Interterritorial (Bs. 15.900,6 millones), destinado al financiamiento de inversiones públicas para promover el desarrollo equilibrado de las regiones, la cooperación y complementación de las políticas e iniciativas de desarrollo de las distintas entidades públicas territoriales, donde los recursos que se le asignen serán discutidos y aprobados por el Consejo Federal de Gobierno, con base a los desequilibrios existentes en las regiones.

De igual forma, las regiones dispondrán de otras importantes fuentes de ingresos, como las derivadas del Situado Constitucional (Bs. 46.613,0 millones) y los aportes especiales, como el proveniente de las transferencias del sector salud a los estados (Bs. 6.017,2 millones), entre otros.

Capítulo 2

INTRODUCCIÓN

EXPOSICIÓN DE MOTIVOS 2012

Capítulo

2 INTRODUCCIÓN

El Ejecutivo Nacional presenta el Proyecto de Ley de Presupuesto correspondiente al ejercicio fiscal 2012, ante los honorables diputados y diputadas de la Asamblea Nacional, para su discusión y aprobación, de conformidad con lo establecido en el Articulo 38 de la Ley Orgánica de la Administración Financiera del Sector Público (Loafsp).

De acuerdo a lo dispuesto en el artículo 30 de la referida ley, el Proyecto de Ley de Presupuesto esta ordenado de la siguiente forma:

Título I: Disposiciones Generales.

Título II: Presupuestos de Ingresos y Gastos, y Operaciones de Financiamiento de la República.

Título III: Presupuestos de Ingresos y Gastos, y Operaciones de Financiamiento de los Entes Descentralizados Funcionalmente de la República, sin Fines Empresariales. Es de hacer notar que para el año 2012, se contempla la inclusión de 306 entes descentralizados que conformaran este título.

Título IV: Del Distrito Capital. Este se incluye en cumplimiento a lo establecido en el artículo 20 de la Ley Especial Sobre la Organización y Régimen del Distrito Capital.

Para el año 2012 el Proyecto de Ley de Presupuesto, se formuló en estrecha coherencia y coordinación con las Líneas Generales de Plan de Desarrollo Económico y Social de la Nación 2007-2013 (Proyecto Nacional Simón Bolívar - Primer Plan Socialista), y las directrices expresadas en el Plan Operativo Anual Nacional (POAN) 2012, detallado en los Planes Operativos Anuales Institucionales.

Asimismo la formulación presupuestaria tomó en consideración la estrategia económica diseñada por el Ejecutivo Nacional, en el contexto de la política fiscal que se ha venido aplicando, orientada a crear las condiciones macroeconómicas que permitan fortalecer los sectores estratégicos de mayor impacto en el bienestar social, dando continuidad al afianzamiento del nuevo modelo social.

En este sentido, el Proyecto de Ley de Presupuesto contiene las estimaciones y origen por ramo de recaudación, con los cuáles contará el Estado para ejecutar los programas y de inversión planificados para el año 2012, así como el destino de estos recursos para el mejoramiento de la calidad de la administración pública, acorde con los criterios de austeridad y mesura.

La presente Exposición de Motivos, que acompaña al Proyecto de Ley de Presupuesto para el ejercicio fiscal 2012, pretende servir de orientación y apoyo para el análisis y discusión de los criterios anteriormente señalados, a efectos de su aprobación por parte de la Asamblea Nacional, y reúne los elementos necesarios que permiten dar cumplimiento con lo dispuesto en el Artículo 29 del reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público sobre el Sistema Presupuestario.

En este orden de ideas, la Exposición de Motivos se estructura en nueve capítulos, que en términos generales explican el contexto económico bajo la cuál se circunscribe la formulación presupuestaria, la política presupuestaria aplicada, los criterios empleados para las estimaciones de recaudación, la distribución de las asignaciones presupuestarias, la medición de los efectos del presupuesto sobre la economía, los recursos destinados a las regiones y por último un compendio de anexos estadísticos correspondiente a los últimos cinco años.

Capítulo 3
ASPECTOS GENERALES

EXPOSICIÓN DE MOTIVOS 2012

Capítulo

3 ASPECTOS GENERALES

3.1 Lineamientos Estratégicos

El Proyecto de Ley de Presupuesto para el ejercicio fiscal 2012, recoge los lineamientos establecidos por el Ejecutivo Nacional, para la recaudación de las rentas y la asignación de los recursos, a objeto de ejecutar los proyectos de carácter social y productivo, el mantenimiento eficiente del sector público, y los requerimientos necesarios para el pago de la deuda. De esta forma, el presupuesto se convierte en un espejo de las instrucciones y metas que se tienen planificadas, para mantener el nivel del gasto real, la reducción de las presiones inflacionarias, y la continuidad de los programas sociales.

Definido como instrumento financiero de corto plazo, el Proyecto de Ley en referencia, se ha elaborado de acuerdo con el enfoque estratégico de las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista 2007 - 2013, y en estrecha coordinación con los lineamientos generales del Plan Operativo Anual Nacional (POAN).

Es de señalar, que la cohesión entre las líneas generales del Plan de Desarrollo antes mencionado, y los presupuestos formulados desde hace cinco años, mantienen la correspondencia y consistencia directa para cumplir con las condiciones básicas de todo proceso de planificación.

De este modo y como lo señala el Plan de Desarrollo Económico y Social de la Nación 2007 - 2013, la actuación del Ejecutivo Nacional se circunscribe sobre siete líneas estratégicas centradas en:

- Nueva Ética Socialista
- Suprema Felicidad Social
- Democracia Protagónica Revolucionaria
- Modelo Productivo Socialista
- Nueva Geopolítica Nacional
- Venezuela: Potencia Energética Mundial
- Nueva Geopolítica Internacional.

El Plan de Desarrollo muestra la estructura de un nuevo modelo social, con el cual se ha ido transformando las relaciones de intercambio y propiedad de los medios de producción, otorgando poder a las comunidades organizadas, para la utilización progresiva de los recursos del país, además se desarrollan las potencialidades de cada región, mediante la nueva organización socio territorial, con visión de futuro y dando prioridad a la satisfacción de necesidades inherentes a la población.

En este orden de ideas, los cambios llevados a cabo en la recomposición del aparato productivo nacional, exigen la creación de nuevas alianzas para fortalecer la red comercializadora del Estado, optimizar las cadenas de distribución de alimentos, comercializar los productos terminados, y proveer la materia prima para su elaboración y permanente acceso.

Durante el año 2012, se continuarán las acciones referidas a la dotación de equipos de seguridad industrial, maquinarias, vehículos, sistemas informáticos, productos y servicios asociados a los recursos estratégicos; además de ello, se construirán, y rehabilitarán las plantas de silos, depósitos y frigoríficos, para garantizar la sostenibilidad y estabilidad en el abastecimiento de alimentos. En este sentido, la Misión Agro Venezuela pretende suministrar las fuentes de financiamiento necesarias, para la adquisición de los insumos y los medios de industrialización agrícola, a los productores del país.

Con la aprobación del Plan Bienal 2011 - 2012, se aplicarán incrementos en la adquisición, procesamiento y empaquetado de alimentos por parte del Estado, se fortalecerán los programas sociales de alimentación, se mejorarán y estandarizarán los procesos que ejecutan las unidades socioproductivas, para aumentar la elaboración de alimentos que cumplan con estándares de calidad y se distribuyan eficientemente a la población.

La articulación interna del modelo productivo, favorece la cohesión territorial y el equilibrio interregional, la ocupación ordenada y socialmente incluyente, la preservación y protección del ambiente, asegurando de esta forma la base de sustentación ecológica, la mejora del hábitat en los principales centros urbanos y el reforzamiento del sistema de ciudades intermedias.

En este sentido, durante el año 2011, se aprobó el Proyecto de Desarrollo Estratégico de la Faja Petrolífera del Orinoco y el Arco Minero de Guayana, iniciativa que articula las actividades de exploración y explotación de nuestros recursos naturales para potenciar el crecimiento económico y social de la Nación. Este proyecto desarrollado en dos fases: la primera desde el 2011 hasta el 2013 y la segunda del 2013 hasta el 2019, pretende engranar una sola estrategia de desarrollo en lo petrolero y minero, dos aspectos económicos de importancia para el país.

Por otro lado, se mantendrán las acciones orientadas a la profundización y consolidación del modelo de industrialización, articulando las entidades del Estado con las comunidades organizadas, que permitan la formación socio-política, técnica, científica, productiva, organizativa y financiera, para la generación de empleo, a fin de impulsar la inserción laboral y socioproductiva de la población económicamente activa.

Para el año 2012, las acciones en materia de vivienda y hábitat, se orientarán a la construcción y financiamiento de los planes, proyectos y acciones habitacionales requeridas por la Gran Misión Vivienda Venezuela, con la finalidad de otorgar viviendas dignas al pueblo venezolano. También continuará la ejecución de la Misión Trabajo, la cual está vinculada a los proyectos de crecimiento económico, y tiene como objetivo fundamental la creación de nuevos empleos.

Para ello, cumplirá un rol fundamental el financiamiento de proyectos destinados al fortalecimiento de los sectores de educación, salud, vivienda, agricultura, entre otros, principalmente por intermedio de las misiones sociales, que coadyuven a la modelización de la nueva estructura social y cuyo objetivo este enfocado, a disminuir la desigualdad social que existe en la población.

En este orden de ideas, la República Bolivariana de Venezuela ha conformado un conjunto de proyectos con la República Popular China, con el objeto de desarrollar inversiones nacionales a corto, mediano y largo plazo, en temas de vivienda, agricultura, minería, transporte, sector eléctrico, petróleo, gas y petroquímica.

De igual manera, el Fondo de Compensación Interterritorial (FCI) y el Consejo Federal de Gobierno (CFG), tendrán la responsabilidad de establecer los lineamientos que permitan la estructuración y articulación de las políticas en materia de descentralización y transferencia de competencias para los estados, municipios y las organizaciones de base, a fin de facilitar el desarrollo de las zonas más deprimidas del país y propiciar el impulso del poder popular de las regiones. A través de ambas instancias, el Ejecutivo Nacional planea encausar las políticas necesarias, que conlleven a soluciones satisfactorias para el pueblo en temas relacionados con la vivienda, educación, salud y mejoras en las capacidades de organización popular, para la defensa de sus intereses a través de la participación.

En relación a la nueva geopolítica nacional, se mantendrá el establecimiento de bases firmes para la transición hacia una nueva organización socio-territorial, que propicie las condiciones para el desarrollo económico y social sustentable de la Nación. Dentro de este marco de referencia, el Gobierno Nacional plantea como parte de su estrategia la consolidación de las áreas marinas y submarinas.

A tal fin, se creará la Entidad Político Administrativo "Territorio Federal Insular Miranda", de conformidad con los artículos N° 10, 11, 16 y 17 de la Constitución de la República Bolivariana de Venezuela, la cual agrupará los archipiélagos Los Roques, La Orchila e isla Las Aves. De igual forma, se continuará con el nuevo trazado de líneas bases rectas, para que las áreas que componen dicho territorio, se incorporen al ámbito continental venezolano al aumentar su superficie, contribuyendo así al desarrollo integral endógeno de la Nación.

En el mismo orden de ideas, el Ejecutivo Nacional enrumba sus planes geopolíticos a la delimitación de las aguas marinas y submarinas en el Océano Atlántico, a través del trazado de las líneas bases rectas Aguarapiche a Punta Playa desde el estado Delta Amacuro, mediante el establecimiento de negociaciones con la República de Guyana, a través del Despacho del Ministerio del Poder Popular de Relaciones Exteriores, a fin de asegurar la salida al Atlántico desde el Delta del Orinoco, y así lograr una extensión legítima de 200 millas en el mar territorial.

La directriz estratégica de concebir al país como una potencia energética mundial, se conjuga a la par con la creación de una nueva geopolítica internacional, que entiende la necesidad de establecer nuevas alianzas económicas, financieras, militares y energéticas, así como la creación de mecanismos internos que potencien la edificación de estas asociaciones.

El año 2010, la Organización de Países Exportadores de Petróleo (OPEP), otorgó a la República Bolivariana de Venezuela el certificado del país con las mayores reservas petroleras del mundo. Este hecho condiciona las acciones del gobierno venezolano para preparar su estrategia, y concentrar todos sus esfuerzos en explotar la Faja del Orinoco, un territorio de 55.314 km2 al este del país, que guarda al menos 220.000 millones de barriles de crudo pesado y extrapesado.

En tal sentido, se proseguirá con la profundización de la internacionalización de los hidrocarburos, la política de maximización en la captación de la renta petrolera en todas las fases del proceso, la preservación y mejoramiento del ambiente y la calidad de vida de las comunidades afectadas por la utilización de hidrocarburos, y por último, el fortalecimiento de la integración latinoamericana y caribeña, mediante las alianzas energéticas en el contexto de la integración regional y multipolar.

A tal efecto, el Estado venezolano mantiene su política de diversificar tanto su mercado de exportaciones como sus socios extranjeros, los cuales han aumentado de 8 a 36 países, durante los últimos 12 años, período en el cual se han realizado negociaciones con empresas de China, Rusia, Irán, Vietnam, y otros países con los que el gobierno ha reforzado lazos diplomáticos y comerciales.

Por otro lado, el 16 de septiembre de 2011, el Decreto con Rango Valor y Fuerza aprobado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.759, con respecto a la Ley Orgánica que reserva al Estado las Actividades de Exploración y Explotación del Oro, así como las conexas y auxiliares a éstas, responde al criterio de entender que el oro constituye la divisa internacional por excelencia, y en la cual Venezuela tiene grandes reservas y potenciales yacimientos, los cuales se deben explotar para beneficio del pueblo venezolano.

Con las medidas tomadas sobre la explotación del oro se busca además, revertir el modelo minero capitalista el cual se ha caracterizado por degradar el ambiente y afectar la salud de los mineros. De igual forma, se pretende frenar la explotación y contrabando de la minería ilegal en algunos sectores y caños con potencial aurífero, resguardar la explotación en terrenos demarcados dentro de zonas protegidas bajo régimen de administración especial, que han ido contaminándose con mercurio y otros derivados utilizados para la extracción del oro.

La seguridad estratégica del Amazonas constituye una política de Estado, que preserva la vida y el hogar de muchas comunidades indígenas, y guarda un extenso potencial de recursos naturales tales como ríos, selvas, oro, uranio y coltán, siendo este último de gran interés para las aleaciones utilizadas en la fabricación de armamentos, satélites, y aeronaves de última generación.

Así mismo, para el año 2012 se continuará avanzando en el incremento de la producción de energía eléctrica, la expansión y adaptación del sistema de transmisión y distribución, promoción del uso racional y eficiente de la energía, continuidad de los programas de inversiones que permitan satisfacer el consumo actual y los incrementos esperados en la demanda a nivel industrial, doméstico, actividades comerciales y nuevos centros de educación.

En esta materia, el Gobierno Nacional pondrá en servicio 5 gigavatios de fuentes termoeléctricas, además de ello, la Corporación Eléctrica Nacional (Corpoelec) y Petróleos de Venezuela, S.A. (Pdvsa) incorporarán nueva capacidad. Las nuevas centrales se concentrarán en los alrededores de Caracas, y en la región andina del país. En el estado Zulia, el más poblado de la Nación, se instalarán otras plantas a fin de asegurar autosuficiencia energética para el año 2013.

Durante el período que abarca los años 1999 al 2011, se ha logrado establecer una red de alianzas latinoamericanas, estructurada desde la solidaridad, visión política de la región y participación bilateral, que ha favorecido los constantes cambios sociales de trascendencia que se han dado en América Latina. Esta red representa una opción diferente frente a los organismos internacionales tradicionales, en la concreción de mecanismos de cooperación y financiamiento internacional, por lo que, para el año 2012, se continuará con la profundización y afianzamiento de estas alianzas.

De igual forma, se conservará la política delineada en materia de cooperación financiera, científica y tecnológica, con países del continente europeo, africano y asiático, afines con la visión de desarrollo económico y social, en el marco de la solidaridad y respeto a la autodeterminación de los pueblos.

3.2 Resultados obtenidos de los lineamientos y objetivos de Política Económica referidos a períodos anteriores

3.2.1 En el ámbito social

Los objetivos y estrategias de la política económica a los fines de garantizar el equilibrio social, se fundamentan en la profundización del desarrollo humano, mediante el incremento de las oportunidades en educación, salud, empleo, ingresos, organización social y seguridad ciudadana.

En torno a ello, el Ejecutivo Nacional concientiza que, en la lucha contra las desigualdades y la pobreza hay que alcanzar mayores niveles de eficiencia económica, por lo cual la política social se concibe como parte de un conjunto amplio de acciones, conformado por la estrategia de desarrollo de los sectores productivos, la reconstrucción y fortalecimiento de las instituciones públicas, el desarrollo regional, el incremento de la proporción de las inversiones productivas, a favor de la construcción de un sólido sector de la economía social.

El desafío más importante del Gobierno Bolivariano es alcanzar la formación económica y social incluyente. En torno a ello, se ha venido implementando una serie de mecanismos, principalmente las misiones, con el propósito de lograr un proceso de inclusión social masivo, intenso y acelerado, que permita avanzar en la satisfacción de necesidades tan fundamentales como las de alimentación, salud, educación, vivienda y empleo.

A continuación se presentan algunos indicadores sociales que muestran irrefutablemente los avances alcanzados durante los últimos ejercicios fiscales, en el desarrollo social de la Nación.

En el gráfico N° 3-1, se aprecia el comportamiento de la participación del gasto social en el gasto acordado y el gasto social por habitante.

En el año 2010, la participación del gasto social con respecto al total de gasto acordado presupuestario fue del 50,1 por ciento, superior en 2,4 puntos porcentuales al ejercicio fiscal 2009.

En el año 2011, la participación del gasto social con respecto al total de gasto acordado presupuestario se estima en 49,5 por ciento, inferior en 0,6 puntos porcentuales al ejercicio fiscal 2010. Esta disminución no afectó la participación por habitante en términos reales, el cual se estima que aumente 18,4 puntos.

Vale la pena destacar, que una parte importante del gasto social es ejecutado por organismos descentralizados, en especial Petróleos de Venezuela, S.A. (Pdvsa) y el Fondo de Desarrollo Nacional (Fonden), S.A., y aunque este financiamiento se encuentra reflejado en sus balances, no están contabilizados en el Presupuesto de la República, hecho que indica una cantidad mayor de recursos destinados al gasto social, no expresados en el gráfico N° 3-1.

Gráfico N° 3-1
Porcentaje de participación del Gasto Social respecto al Gasto Acordado y Gasto Social por habitante
Período Dic. 2002 - Dic. 2011


60,0
50,0
40,0
30,0
20,0
10,0
0,0
Porcentajes
300,0
250,0
200,0
150,0
100,0
50,0
0,0
Bs. constantes (año base 1997) x persona
172,5
168,2
190,1
201,1
263,4
268,0
284,2
266,8
229,8
248,1
38,2
39,0
41,4
40,6
42,6
44,9
46,9
47,7
50,1
49,5
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
Años
% Participación del Gasto Social
Gasto social por habitante

Fuente: Oficina Nacional de Presupuesto (Onapre) – MPP de Planificación y Finanzas.
Nota: Año 2011 agosto real – resto del año estimado.

La medición de la pobreza mediante las necesidades básicas insatisfechas (NBI), define a la misma como la situación de aquellos hogares, que presentan carencias desde el punto de vista de necesidades clasificadas como básicas. La metodología toma en cuenta cinco necesidades insatisfechas, cuando carecen de una de ellas se trata de hogares pobres, y cuando no poseen dos o más se refiere a los hogares pobres extremos.

Al cierre del primer semestre del año 2010, y según estimaciones presentadas por el Instituto Nacional de Estadística (INE), el porcentaje de hogares en situación de pobreza extrema se situó en 7,7 por ciento, es decir, 0,2 puntos porcentuales por debajo del registrado en el primer semestre del año 2009 (ver gráfico N° 3-2).

Gráfico N° 3-2
Evolución de los hogares en situación de pobreza extrema, según el método necesidades básicas insatisfechas
Período I semestre 2002 - I semestre 2010


14,0
12,0
10,0
8,0
6,0
4,0
2,0
0,0
Porcentajes
13,0
12,7
12,2
10,1
9,0
8,4
8,5
7,9
7,7
I semestre 2002
I semestre 2003
I semestre 2004
I semestre 2005
I semestre 2006
I semestre 2007
I semestre 2008
I semestre 2009
I semestre 2010
Hogares en situación de pobreza extrema

Fuente: Instituto Nacional de Estadística (INE).

Por otra parte, el coeficiente de Gini que es un indicador de la desigualdad en la distribución del ingreso de los hogares, disminuyó 0,0285 puntos, para el año 2010, ubicándose en 0,3898 (ver gráfico N° 3-3). Mientras más cercano del valor cero (0), se encuentre su resultado, se entiende que existe mayor igualdad en la distribución de ingreso de un país.

Los dos últimos resultados evidencian la efectividad de las políticas sociales y económicas que ha venido implementando el Ejecutivo Nacional, en la educación, salud, alimentación, vivienda, las ayudas directas e incorporación paulatina de personas anteriormente excluidas del sistema de pensiones y jubilaciones.

Gráfico N° 3-3
Evolución del coeficiente de Gini
Período I semestre 2002 – I semestre 2010


0,6000
0,5000
0,4000
0,3000
0,2000
0,1000
0,0000
Porcentajes
0,4938
0,4811
0,4559
0,4748
0,4422
0,4237
0,4099
0,4183
0,3898
I semestre 2002
I semestre 2003
I semestre 2004
I semestre 2005
I semestre 2006
I semestre 2007
I semestre 2008
I semestre 2009
I semestre 2010
Coeficiente de gini

Fuente: Instituto Nacional de Estadística (INE).

El índice de desarrollo humano (IDH), es una medida comparativa de bienestar social referida a la salud, educación e ingreso. Éste es una unidad estándar para medir los logros en tres dimensiones básicas del desarrollo humano: vida larga y saludable, acceso a la educación y nivel de vida digno.

Para el año 2010, Venezuela de acuerdo a cifras del Programa de Naciones Unidas para el Desarrollo (PNUD), se ha clasificado con desarrollo humano alto (IDH 0,696).

La acción gubernamental es un factor importante con capacidad de influir positivamente en el logro de los cambios que requiere la sociedad, para mejorar y promover un desarrollo humano más equitativo y sostenible, expresada a través de las políticas públicas, que logran materializarse en gran medida mediante la ejecución del gasto público y especialmente el destinado a los sectores que atienden los servicios sociales.

En el gráfico Nº 3-4, se observa la evolución del IDH. De esta forma, se comprueba que los esfuerzos realizados por el Ejecutivo Nacional para mejorar el nivel de vida de la población, han sido satisfactorios.

Gráfico N° 3-4
Índice de Desarrollo Humano
Período 2002 - 2010


0,710
0,700
0,690
0,680
0,670
0,660
0,650
0,640
0,630
0,620
0,610
Índice
0,645
0,642
0,654
0,666
0,677
0,689
0,697
0,696
0,696
2002
2003
2004
2005
2006
2007
2008
2009
2010
Años
Índice de Desarrollo Humano

Fuente: Programa de las Naciones Unidas para el Desarrollo (PNUD).

En este mismo orden de ideas, se presenta en el gráfico N° 3-5 la evolución de la tasa de desocupación, como el porcentaje de la población desocupada con respecto a la población económicamente activa.

La población desocupada en el mes de agosto de 2011, fue de 1.092.886 personas (8,3%), mientras que en el mes de agosto del año 2010 fue de 1.264.310 personas (9,6%).

La disminución de la desocupación desde el punto de vista del género fue generalizado, la tasa de desempleo femenino pasó de 11,2 por ciento en el año 2010, a 10,1 por ciento en el año 2011, lo que equivale a una disminución de 1,1 puntos porcentuales, en tanto que el desempleo masculino pasó de 8,5 por ciento en el año 2010, a 7,2 por ciento en el año 2011, disminuyendo 1,3 puntos porcentuales.

Gráfico N° 3-5
Comportamiento de la Tasa de Desempleo
Período agosto 2002 - agosto 2011


20,0
18,0
16,0
14,0
12,0
10,0
8,0
6,0
4,0
2,0
0,0
Porcentajes
16,2
17,8
14,2
12,1
10,5
8,6
7,1
8,0
9,6
8,3
Agosto 2002
Agosto 2003
Agosto 2004
Agosto 2005
Agosto 2006
Agosto 2007
Agosto 2008
Agosto 2009
Agosto 2010
Agosto 2011
Tasa de desocupación

Fuente: Instituto Nacional de Estadística (INE).

Seguidamente se muestra el gráfico N° 3-6, en el que se expresa el comportamiento de la población ocupada formal e informal como proporción del total de la población ocupada.

Como se puede observar, la composición de la fuerza laboral hacia el sector formal de la economía, se ha incrementado en estos últimos años, producto de un repunte del empleo especialmente provisto por el sector público. Desde el año 2002, la proporción de las personas ocupadas en este sector ha sufrido un incremento de 8,2 puntos porcentuales.

Las actividades económicas que en términos absolutos mostraron mayores incrementos en los niveles de ocupación fueron el sector de comercio, restaurantes y hoteles, transporte, almacenamiento y comunicaciones.

Gráfico N° 3-6
Comportamiento de la Población Ocupada formal e informal
Período agosto 2002 - agosto 2011


Porcentajes
60,00
50,00
40,00
30,00
20,00
10,00
0,00
Agosto 2002
Agosto 2003
Agosto 2004
Agosto 2005
Agosto 2006
Agosto 2007
Agosto 2008
Agosto 2009
Agosto 2010
Agosto 2011
Formal
Informal

Fuente: Instituto Nacional de Estadística (INE).

El descenso observado en la tasa de desempleo, así como la evolución positiva de la población ocupada formal, comprueba la recuperación económica que se está suscitando en el sector real, con resultados positivos en la generación de empleo especialmente en el sector formal de la economía.

En conclusión, durante estos años de Revolución Bolivariana, se ha impulsado de forma notable la oferta de servicios a las comunidades más pobres, anteriormente excluidas de las redes tradicionales de atención en educación, salud, vivienda y empleo, reduciendo marcadamente las inequidades sociales, al garantizar los derechos sociales y económicos de la población.

3.2.2 En el ámbito económico

Las fluctuaciones adversas sufridas por la economía mundial durante los años 2008 y 2009, a consecuencia de la crisis sistémica mundial, continuaron impactando en algunas economías mundiales en el año 2010.

En efecto, durante el año 2010 prevalecieron altos índices de desempleo en las principales economías industrializadas, a consecuencia de la debilidad mostrada por sus respectivos procesos de recuperación, y la incertidumbre que todavía albergan los agentes, en torno a la evolución futura de la actividad productiva.

En contraste con el panorama de fragilidad de los países industrializados, Latinoamérica demostró mayores fortalezas para hacer frente a las turbulencias financieras y a las amenazas de posibles desequilibrios en sus economías.

Para la economía venezolana, durante el año 2010, el Banco Central de Venezuela (BCV), en coordinación con el Ejecutivo Nacional, adoptaron un conjunto de políticas destinadas a adecuar los niveles de liquidez del sistema bancario, promover la eficiencia y seguridad de los sistemas de pagos, moderar las presiones inflacionarias, estabilizar el mercado cambiario, regular las tasas de interés, entre otras.

Al cierre del año 2010, el Producto Interno Bruto (PIB) anual, experimentó un descenso de 1,2 por ciento, significativamente menor al observado el año anterior (3,2 por ciento), evidenciando signos de recuperación de la actividad económica hacia el corto y mediano plazo.

Efectivamente, tal y como se refleja en el gráfico N° 3-7, al evaluar el comportamiento de la tasa de crecimiento trimestral del año 2011, se puede observar una recuperación al pasar de 0,5 por ciento en el último trimestre del año 2010, a 4,8 por ciento en el primer trimestre de 2011 y 2,5 por ciento en el segundo trimestre, superando los niveles negativos del año 2009 y los primeros trimestres de 2010.

Gráfico N° 3-7
Tasa de crecimiento del PIB Real trimestral
Período 2006 - 2011


14,0
12,0
10,0
8,0
6,0
4,0
2,0
0,0
-2,0
-4,0
-6,0
-8,0
Porcentajes
9,1
9,0
9,1
12,0
9,0
8,4
10,1
7,7
5,2
7,8
4,4
3,9
0,7
-2,5
-4,5
-5,8
-4,8
-1,7
-0,2
0,5
4,8
2,5
I II III IV I II III IV I II III IV I II III IV I II III IV I II
2006
2007
2008
2009
2010
2011
Trimestres
Tasa de crecimiento del PIB real

Fuente: Banco Central de Venezuela (BCV).

Entre las principales actividades económicas que contribuyeron al crecimiento generalizado del PIB no petrolero, destacan la manufactura con un 8,2 por ciento en el primer trimestre y un 1,3 por ciento en el segundo trimestre; el comercio con un 9,5 por ciento en el primer trimestre y 6,8 por ciento en el segundo trimestre; el sector comunicaciones con un 7,9 por ciento en el primer trimestre y 6,2 por ciento en el segundo; de igual forma, los productores de servicios del Gobierno General, reportaron un crecimiento de 7,6 por ciento en el primer trimestre y 3,6 por ciento en el segundo trimestre. (Ver gráfico N° 3-8).

Gráfico N° 3-8
Tasas de Crecimiento de las Actividades Económicas trimestral
Período 2008 - 2011


44,0
40,0
36,0
32,0
28,0
24,0
20,0
16,0
12,0
8,0
4,0
0,0
-4,0
-8,0
-12,0
-16,0
-20,0
Porcentajes
I
II
III
IV
I
II
III
IV
I
II
III
IV
I
II
2008
2009
2010
2011
Trimestres
Manufactura
Produc. servicios del Gobierno General
Comercio y servicios de reparación
Comunicaciones

Fuente: Banco Central de Venezuela (BCV).

Las cifras del BCV, en relación al Índice de Precios al Consumidor del Área Metropolitana de Caracas, revelan al cierre del mes de agosto de 2010, una cifra de 30,0 por ciento (ver gráfico N° 3-9), producto principalmente de la aceleración en los precios de los alimentos y bebidas no alcohólicas (39,5 por ciento) y el rubro referido a las bebidas alcohólicas y tabacos (45,6 por ciento).

El resultado anual del año en referencia, se vio especialmente influenciado por las tasas de variación intermensual observadas durante los meses de marzo, abril y mayo, en los cuales los precios de los alimentos aumentaron significativamente, como consecuencia de factores estacionales (acentuados por la fuerte sequía que afectó al país), y las presiones generadas por un virus agrícola que disminuyó la producción de hortalizas.

Para contrarrestar el aumento en los precios de bienes esenciales, el Ejecutivo Nacional creó la red de comercio público Bicentenario; la Corporación Venezolana de Alimentos (CVAL), la cual tiene por objeto la producción, industrialización, distribución e intercambio de todo tipo de productos alimenticios; y aprobó el VIII Plan Excepcional para el Abastecimiento de Alimentos de la Cesta Básica, Materia Prima para la Elaboración de Alimentos y Otros Productos Agroalimentarios de Primera Necesidad.

Otra medida que contribuyó a moderar la tendencia inflacionaria, fue el mantenimiento de la política de administración y control de precios, la cual se caracterizó durante el año 2010, por realizar una menor cantidad de ajustes en el número de productos controlados, y por llevar a cabo la exclusión de algunos productos del control de precios.

Para el año 2011, la inflación acumulada del mes de agosto se situó en 26,5 por ciento, observándose una disminución de 3,5 puntos porcentuales, con respecto al año 2010 (ver gráfico N° 3-9).

Las acciones coordinadas del BCV con el Ejecutivo Nacional en aras de reactivar la economía, estuvieron orientadas a reducir progresivamente los niveles de inflación. Una de las medidas implementadas fue la aprobación de la Ley de Costos y Precios Justos, en la cual se establecen las regulaciones, y los mecanismos de administración y control necesarios, para mantener la estabilidad de precios y propiciar el acceso a los bienes y servicios en igualdad de condiciones, en el marco de un modelo económico y social que privilegie los intereses de la población y no del capital.

Gráfico N° 3-9
Inflación Puntual del Índice de Precios al Consumidor del Área Metropolitana de Caracas
Agosto 2002 - Agosto 2011


40,0
35,0
30,0
25,0
20,0
15,0
10,0
5,0
0,0
Porcentajes
24,2
30,4
21,9
14,9
14,9
15,9
34,5
28,8
30,0
26,5
Agosto 2002 Agosto 2003 Agosto 2004 Agosto 2005 Agosto 2006 Agosto 2007 Agosto 2008 Agosto 2009 Agosto 2010 Agosto 2011
Variación acumulada

Fuente: Banco Central de Venezuela (BCV).

Con el fin de recuperar la senda de crecimiento y atenuar las presiones inflacionarias, el BCV determinó el monto mensual de disponibilidad de divisas, y mantuvo un nivel prudente de reservas internacionales, lo cual permitió adelantar el suministro adecuado de divisas a la economía mediante las liquidaciones vía Comisión de Administración de Divisas (Cadivi) y, de manera complementaria, a través de la creación e instrumentación del Sistema de Transacciones con Títulos en Moneda Extranjera (Sitme).

El incremento en los precios promedio de la cesta venezolana condujo a una mejora de los ingresos del sector petrolero, que explica el aumento del saldo positivo de la cuenta corriente en el año 2010, en comparación con el año previo. Este resultado permitió que las reservas internacionales brutas del BCV alcanzaran un monto de US$ 30.332 millones, de las cuales US$ 832 millones corresponden al Fondo de Estabilización Macroeconómica (FEM) (ver gráfico N° 3-10).

Durante el año 2010, el instituto emisor cumplió con el traspaso gradual de US$ 7.000 millones de reservas al Fondo de Desarrollo Nacional (Fonden), S.A., con el propósito de financiar proyectos de inversión social y productiva.

Al 31 de agosto de 2011, las reservas internacionales brutas del BCV alcanzaron un monto de US$ 29.063 millones. Durante este año, la autoridad monetaria ha venido cumpliendo con el traspaso gradual de US$ 3.500 millones de los US$ 7.000 millones que debe transferir al fondo.

Gráfico N° 3-10
Reservas Internacionales - Mensual
Período agosto 2010 - agosto 2011


31.000
30.000
29.000
28.000
27.000
26.000
25.000
Millones de US$
Agosto
Septiembre
Octubre
Noviembre
Diciembre
Enero
Febrero
Marzo
Abril
Mayo
Junio
Julio
Agosto
2010
2011
Meses
Reservas Internacionales

Fuente: Banco Central de Venezuela (BCV).
Nota: Incluye FEM.

Dada la volatilidad existente en los mercados internacionales y con el objeto de diversificar su cartera, la República Bolivariana de Venezuela decidió transferir las reservas internacionales desde los Estados Unidos y Europa hacia naciones aliadas, y además de ello, trasladará el oro monetario a las arcas del BCV.

La nacionalización del oro, lleva intrínseco una serie de beneficios económicos y sociales asociados a la necesidad de lograr la auténtica vinculación de la actividad de explotación del oro con la ejecución de políticas públicas que redunden en bienestar del pueblo, la solidaridad social, la protección del medio ambiente, el desarrollo nacional y el fortalecimiento de los procesos relacionados con la formación de reservas internacionales.

La Ley Orgánica que reserva al Estado las Actividades de Exploración y Explotación del Oro, así como las conexas y auxiliares a éstas busca revertir los graves efectos del modelo minero capitalista, caracterizado por la degradación del medio ambiente, el irrespeto de la ordenación territorial, el atentado a la dignidad y la salud de los mineros y pobladores de las comunidades aledañas a las áreas mineras.

3.3 Lineamientos y objetivos de política económica para el año 2012

La política económica elaborada por el Gobierno Nacional para el año 2012, está orientada en el corto plazo, a mantener la tendencia positiva de la economía hacia el crecimiento, sin dejar de impulsar y fomentar los aspectos sociales, como principio fundamental del crecimiento sostenible en el tiempo.

En esencia, esta política mantiene la coherencia con los objetivos expuestos en las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista 2007 - 2013, y los lineamientos del Plan Operativo Anual (POAN), con la finalidad de apoyar la actividad económica, y así fortalecer las fuentes de ahorro y de inversión.

La política de largo plazo está dirigida a la estructura económica, para la consolidación de los logros de la Revolución Bolivariana, avance en la profundización del socialismo y la ruptura de las cadenas de dependencia imperialista.

En este orden de ideas, el Estado Venezolano con el propósito de estimular el crecimiento, ejecutará inversiones en infraestructura, especialmente en el sector eléctrico y el sector vivienda, con el cual pretende reactivar el aparato productivo, además de garantizar la estabilidad del servicio eléctrico y organizar el proceso de producción con los nuevos desarrollos de vivienda, a través de las comunidades socialistas.

De igual forma, el Gobierno Bolivariano mantendrá la defensa del empleo, preservará la capacidad de la industria petrolera y gasífera, orientará la capacidad financiera hacia los sectores productivos, evitando la desviación de dichos recursos hacia otros ámbitos de carácter especulativos.

3.3.1 Política fiscal

La política fiscal es una herramienta de los programas económicos, con la cual se configura el presupuesto del Estado. Sus componentes, el gasto público y los impuestos son las variables de control para asegurar y mantener la estabilidad económica, amortiguando las oscilaciones de los ciclos económicos, y contribuyendo a mantener el crecimiento de la economía.

Los objetivos planteados para el ejercicio fiscal 2012, buscan mantener la senda del crecimiento económico, a través del dinamismo que se desea imprimir a la demanda agregada interna, mediante la vinculación estratégica del financiamiento del gasto público, con la consecuente disminución del desempleo.

En este año, el Estado mantiene una estrategia conservadora en cuanto a la proyección de los precios de la cesta petrolera venezolana, dada la variabilidad externa que afecta su evolución, sin menoscabo del aporte con el que Petróleos de Venezuela, S.A. (Pdvsa), financiará parte de los programas sociales.

De igual manera, sí los aportes fiscales petroleros fuesen superiores a los estimados, se continuará la estrategia de destinar dichos recursos a una mayor contribución del financiamiento de los planes de inversión productiva y social.

En efecto, la Ley que crea la Contribución Especial por Precios Extraordinarios y Precios Exorbitantes en el Mercado Internacional de Hidrocarburos, supone un incremento en las disponibilidades del Fondo de Desarrollo Nacional (Fonden) S.A., cada vez que el precio de la cesta nacional de hidrocarburos incremente su valor por encima del presupuestado. Todos los recursos que se generen por la contribución serán depositados en este mecanismo, y orientados a las misiones, los proyectos del agro, infraestructura vial, entre otros. La meta de corto plazo se concentrará en la estabilidad y sostenibilidad del gasto social, que permita preservar y profundizar los logros sociales alcanzados por la Revolución Bolivariana, principalmente en los sectores más vulnerables.

La asignación y utilización de los recursos se basan en la racionalización del gasto público, dentro de patrones de austeridad y eficiencia del gasto, con el objeto de darle una justa distribución a los recursos en función de necesidades prioritarias.

El endeudamiento como política de financiamiento, se mantiene dentro de los límites enmarcados en los criterios de solvencia y sostenibilidad para la República.

En definitiva, se aplicarán nuevas acciones, así como mejoras y profundización de las que exitosamente se han puesto en práctica, las cuales estimulen tanto la demanda agregada, acordes con los objetivos de moderación y control de los niveles de inflación, como la oferta agregada, a fin de continuar generando bienestar social y retomar el crecimiento económico sostenido, en concordancia con las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista 2007 - 2013, y los lineamientos generales del Plan Operativo Anual Nacional (POAN).

Las medidas fiscales a ser implementas para el año 2012, con el objeto de dinamizar el aparato productivo, están orientadas a:

- Mantener los procesos para el cambio integral del sistema financiero que apoye el proceso socioproductivo nacional, mediante la socialización bancaria, a fin de alcanzar la democratización y equidad de los servicios financieros, y un funcionamiento cónsono con los requerimientos de la economía.

- Profundizar el desarrollo industrial en la cadena de valor de los hidrocarburos, particularmente con la actividad industrial de manufactura de combustibles (refinación), y la transformación petroquímica con base al gas natural, carbón y refinación, promoviendo el desarrollo socialista y la participación a través de las unidades de producción nacional.

- Ejecutar acciones que fomenten la inversión hacia las cadenas productivas de los sectores estratégicos y con ventajas comparativas, como los sectores de la siderurgia, forestal, petroquímico y turístico.

- Continuar con el financiamiento de proyectos destinados al fortalecimiento de los sectores educación, salud, vivienda, agricultura, entre otros, principalmente por intermedio de las misiones sociales, que coadyuven a la modelización de la nueva estructura social y cuyo objetivo este enfocado, en combatir la desigualdad social que existe en la población.

- Incentivar la investigación, desarrollo y transferencia de tecnología en todas las etapas de la cadena agroalimentaria, con énfasis en las etapas de procesamiento, intercambio, distribución y comercialización, como parte del eje principal de la soberanía y la seguridad alimentaria.

Con referencia a ello, el Gobierno Nacional aprobó el Plan Nacional Bienal 2011 - 2012, con el cual se aplicarán incrementos en la adquisición, procesamiento y empaquetado de alimentos por parte del Estado.

Los otros elementos que priorizará el plan, son los siguientes:

- Estructurar una alianza nacional para la producción de alimentos.

- Concentrar esfuerzos en la producción de rubros específicos.

- Crecimiento en la frontera agrícola.

- Incluir la agricultura urbana y periurbana, es decir, incentivar la creación de patios productivos y de la agricultura en las inmediaciones de la ciudad.

- Profundizar la organización del Poder Popular en torno al sector alimentos.

- En relación a la vialidad agrícola, se mantendrán los proyectos orientados al mejoramiento de las vías de penetración, desde las áreas de producción hacia los centros de distribución y/o consumo, así como el mejoramiento al acceso de los servicios básicos, aumentando la posibilidad de desarrollo económico de las zonas rurales, especialmente aquellas zonas de desarrollo agrícola estratégico y prioritario.

- Las acciones en materia de vivienda y hábitat, se orientarán a la construcción y financiamiento de los planes, proyectos y acciones habitacionales requeridas por la Gran Misión Vivienda Venezuela, con la finalidad de otorgar viviendas dignas al pueblo venezolano.

En este orden de ideas, y con el objeto de seguir impulsando las políticas que permitan al pueblo organizado participar de manera directa en el proceso de producción de nuevos desarrollos de vivienda, se establecerán las nuevas comunidades socialistas, organizadas por los campamentos pioneros, de acuerdo a los criterios establecidos en la Misión antes mencionada.

- Impulsar los proyectos de vialidad rural e interurbana mediante la construcción, rehabilitación y el mantenimiento de autopistas, avenidas y carreteras; conservación y mantenimiento de puentes y túneles en las redes principales, desarrollo de estudios y proyectos integrales de vialidad, obras de equipamiento urbano, y plan de ordenación urbanística.

- De igual manera, tendrán prioridad los proyectos orientados a la recuperación de la infraestructura eléctrica nacional (generación, transmisión y distribución), los que promuevan el uso eficiente de la energía, y los relacionados al aprovechamiento de las fuentes alternas y ambientalmente sostenibles en el futuro, con el objeto de ampliar y mejorar la red de transmisión y distribución de electricidad.

- Profundizar en la política de estabilidad del gasto fiscal.

- Mantener los mecanismos de control de precios, para los rubros esenciales de la cesta básica y de insumos para el sector agrícola.

3.3.2 Política monetaria y cambiaria

El Banco Central de Venezuela (BCV) como ente rector de la política monetaria, tiene a su cargo el diseño y manejo del conjunto de decisiones que adoptan las autoridades del instituto emisor, con el objeto de regular la circulación monetaria, el tipo de interés y la disponibilidad de crédito de la economía.

Esta herramienta le permite al BCV, contribuir al logro de los objetivos de política económica diseñada por el Gobierno Nacional, los cuales se resumen en: crecimiento sostenido, disminución de los niveles de desempleo, estabilidad de precios y balanza de pagos manejable.

Con el propósito de coadyuvar al diseño y ejecución de la política monetaria, el BCV y el Ejecutivo Nacional actuarán coordinadamente para evitar la vulnerabilidad de la economía, asegurar el bienestar social y el desarrollo humano, consistentes con las metas trazadas en el contexto de las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista 2007 - 2013.

Para el ejercicio fiscal 2012, el instituto emisor orientará la política monetaria hacia el crecimiento económico, garantizando el normal desenvolvimiento del sistema nacional de pagos, sin descuidar los ajustes que deba realizar en materia inflacionaria.

En efecto, impulsar el crecimiento económico, requerirá una expansión nominal del gasto, que incrementará las inyecciones monetarias netas de origen externo, generando una aceleración en la tasa de crecimiento de la liquidez monetaria. Ante esta expansión de la liquidez, el BCV podría intervenir de forma activa, a través de sus operaciones de mercado abierto, el encaje legal, y el manejo selectivo de tasas de interés, a los fines de moderar dicho crecimiento, sin descuidar el estímulo a la actividad productiva.

En relación a la política cambiaria, la Asamblea Nacional aprobó a mediados del año 2010, la reforma a la Ley contra los Ilícitos Cambiarios, publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 5.975 Ext. de fecha 17 de mayo de 2010; en ésta se mantiene como autoridad administrativa en materia cambiaria a la Comisión de Administración de Divisas (Cadivi).

Por otro lado, se estableció que la Comisión Nacional de Valores (CNV) al igual que el Ministerio del Poder Popular de Planificación y Finanzas, serán considerados como la autoridad administrativa sancionatoria, con respecto a las operaciones realizadas con títulos valores. De igual forma, se modificó el artículo 9, según la cual pasó a ser competencia exclusiva del BCV la liquidación de los títulos valores en moneda extranjera, la compra y venta de divisas, así como la regulación de dicho mercado.

Dentro de este contexto, y conforme a las atribuciones legales conferidas, en junio de 2010 el instituto emisor suscribió con el Ministerio del Poder Popular de Planificación y Finanzas el Convenio Cambiario N° 18, relativo a la creación del Sistema de Transacciones con Títulos en Moneda Extranjera (Sitme).

Como resultado de estos cambios, para el ejercicio fiscal 2012, el Ejecutivo continuará con la implementación y vinculación de mecanismos de control gestionados por Cadivi, además de reforzar la confianza, la transparencia y la estabilidad del mercado doméstico de títulos en moneda extranjera, por intermedio del Sitme, y así evitar movimientos especulativos de la tasa de cambio.

En síntesis, el Ejecutivo Nacional y el BCV mantendrán la política para generar un cambio integral del sistema monetario y financiero que apoye el proceso socioproductivo nacional, suministrando oportunamente las divisas requeridas por la economía, para garantizar la existencia de insumos en función del sostenimiento del desarrollo económico y social, a la vez de mantener un nivel prudente de reservas internacionales.

3.3.3 Metas macroeconómicas

Considerando los lineamientos estratégicos anteriormente planteados, y sus efectos esperados sobre la economía nacional, se presentan en el cuadro N° 3-1 las metas macroeconómicas básicas, bajo las cuales se formula el Proyecto de Ley de Presupuesto 2012.

CUADRO N° 3-1
METAS MACROECONÓMICAS BÁSICAS

PROYECTO DE LEY DE PRESUPUESTO AÑO 2012

CONCEPTOS	**2012**
Producto Interno Bruto Nominal (MM Bs.)	1.557.179,9
Tasa de crecimiento del PIB Real (%)	5,0
Inflación puntual (%)	20 - 22
Tipo de cambio (Bs. /US$)	4,3
Precio promedio de exportación de la cesta petrolera (US$/bl)	50,0

Fuente: Ministerio del Poder Popular de Planificación y Finanzas.

Capítulo 4
POLÍTICA PRESUPUESTARIA

EXPOSICIÓN DE MOTIVOS 2012

Capítulo 4

POLÍTICA PRESUPUESTARIA

4.1 Consideraciones Generales de la Política Presupuestaria

El Proyecto de Ley de Presupuesto para el ejercicio fiscal 2012, de conformidad con el enfoque estratégico contenido en las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista 2007-2013, tiene como principio fundamental dar continuidad a la consolidación del nuevo modelo social, que se ha venido construyendo de manera dinámica y progresiva.

En términos generales, el presente Proyecto de Ley de Presupuesto, está afianzado en las variables macroeconómicas que apuntan al sostenimiento y sustentabilidad de las finanzas públicas, en concordancia con la dinámica de la economía venezolana.

La formulación presupuestaria para el ejercicio fiscal 2012, se enmarca dentro de las acciones de la política económica enunciadas en el capítulo 3 de este documento, y que bajo la técnica de formulación del presupuesto por proyectos, permite continuar la asignación, distribución y control de gestión de los recursos fiscales.

Esto conlleva, a que las asignaciones se transformen en soluciones institucionales determinantes de la acción gubernamental, en todos los niveles de la sociedad. Al mismo tiempo, se mantiene correspondencia con la búsqueda del equilibrio fiscal a mediano plazo, y con los indicadores de solvencia y sostenibilidad fiscal, presentados en el Informe Global ante la Asamblea Nacional, en el mes de julio del año 2011.

4.1.1 Para la formulación del presupuesto de recursos

- **En materia de participación fiscal petrolera**

  Como parte de la soberanía en materia petrolera, una política constante de acción del Ejecutivo Nacional, ha sido el reconocimiento de las bastas reservas de crudo que posee el país, en contraposición al criterio manejado por el interés de las trasnacionales, que por años aseguraron que en el subsuelo nacional sólo había bitumen, desmeritando el gran potencial que en materia de hidrocarburos se ha tenido.

  Gracias al proceso de cuantificación y certificación de reservas realizado por Petróleos de Venezuela, S.A (Pdvsa), en conjunto con diversas compañías petroleras del mundo, el 31 de diciembre de 2010, Venezuela pasa a ocupar la primera posición en materia de reservas petroleras, luego de que la Organización de Países Exportadores de Petróleo (OPEP), registrara en su informe estadístico anual que las reservas probadas de crudo venezolano habían superado las de Arabia Saudita, tras alcanzar 296.501 millones de barriles.

  Según el informe, el país incorporó a sus reservas 86.411 millones de barriles, provenientes tanto de áreas tradicionales de operación en Barcelona (Oriente), Maracaibo (Occidente), Maturín (Oriente), Barinas (Sur) y Cumaná (Oriente); como el condensado existente en Costa Afuera, área Cardón IV y Campo Perla, en el estado Falcón (Occidente).

En este sentido, el petróleo figurará como uno de los factores importantes para el avance de la economía venezolana, pero ya no en forma de simple redistribución de la renta, sino como agente que propicia la inversión, la creación de nuevas empresas y la conquista de nuevos mercados, en la búsqueda de realizar aportes efectivos al desarrollo nacional y a la calidad de vida del venezolano. Con esto se plantea, optimizar la contribución del petróleo como actividad productiva al desarrollo del país, a través de una mayor integración entre la sociedad y la industria petrolera.

Es por ello, que la política fiscal implementada por el Ejecutivo Nacional, en materia petrolera, procura preservar el valor y el uso de los recursos de origen petrolero, mediante cuatro mecanismos, a saber:

- La inversión social y productiva realizada directamente por Pdvsa, la cual está detallada en primera instancia en el presupuesto de la empresa, y demostrada su ejecución, en los estados financieros que la industria presenta.

- La apertura de nuevos mecanismos de apalancamiento e inversión nacional a largo plazo, a través de los convenios de la venta petrolera suscritos entre Venezuela y la República Popular China. El ente responsable de asegurar esta política es el Banco de Desarrollo Económico y Social de la Nación (Bandes).

- La aplicación del Decreto con Rango, Valor y Fuerza de la Ley que crea la contribución especial por Precios Extraordinarios y Precios Exorbitantes en el Mercado Internacional de Hidrocarburos, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 6.022 Ext. de fecha 18/04/2011.

  Parte de los ingresos petroleros que por esta ley se derivan, son orientados al Fondo de Desarrollo Nacional (Fonden, S.A), que aunados a las transferencias que recibe del BCV, de conformidad con la legislación vigente, respecto al monto de reservas adecuado, constituyen los recursos que el ente destina al financiamiento de los proyectos en los sectores de infraestructura, producción, desarrollo social, y el fortalecimiento del Poder Comunal, para de esta manera erigir y consolidar las bases para la recuperación económica (real y productiva), al igual que potenciar la inclusión e igualdad social.

- El aporte fiscal petrolero al presupuesto, correspondiente a las recaudaciones por impuesto sobre la renta, ingresos del dominio petrolero y los dividendos presentados por la industria.

El precio de la cotización internacional de los hidrocarburos no depende sólo de la brecha de volumen entre oferta y demanda, sino que está altamente influenciado por las prácticas especulativas de los mercados a futuro, la estacionalidad y otros elementos de riesgos. En este sentido, la formulación del Proyecto de Ley Presupuesto para el ejercicio fiscal 2012, se realizó bajo supuestos conservadores en materia petrolera, donde el precio de referencia de la cesta venezolana utilizado para la estimación de los ingresos petroleros fue de 50,0 US$/Bl, respetando el criterio de prudencia en las estimaciones, con el fin de evitar que la irregularidades de los precios del petróleo, incidan en la recaudación petrolera, y su consecuente efecto desfavorable sobre la disponibilidad para la ejecución del presupuesto.

Bajo este criterio, los ingresos fiscales petroleros representan el 22,8 por ciento de la totalidad del presupuesto para el año 2012.

- **En materia de participación fiscal no petrolera**

Para el ejercicio fiscal 2012, se mantiene la política de incremento de la participación fiscal no petrolera, tomando en consideración la capacidad y evolución de la economía interna.

El aumento esperado de las recaudaciones no petroleras, responde a acciones administrativas orientadas a mejorar los métodos de recaudación y fiscalización tributaria.

Este desempeño se sustenta en gran medida, en la efectiva aplicación de los programas de fiscalización y recaudación adelantados por el Seniat, a partir de los cuales se prevé una menor evasión fiscal; también se espera implementar mejoras en los procesos y mecanismos de declaración y autoliquidación para reducir los tiempos requeridos por los ciudadanos (as) y empresas, en la cancelación de los tributos. De igual forma, se adelantarán programas para el fortalecimiento del sistema aduanero y tributario.

Asimismo, se seguirá trabajando en la integración de cada uno de los tributos que conforman el sistema tributario, acorde con las particularidades y necesidades económicas del país, que potencien las actividades con mayor capacidad de empleo, a la par de delinear la visión de una tributación con conciencia social, a través de una mejor y mayor equidad tributaria, en pro de los sectores menos favorecidos.

Con la reestructuración que el Estado viene implementando en la actividad minera, así como el fortalecimiento de las instituciones involucradas, se prevé un mejor ordenamiento de este sector, que permitirá impulsar los planes de explotación en concordancia con la preservación del medio ambiente, exploración, almacenamiento, tenencia, circulación, transporte y mayor comercialización interna. Razón por la cual se espera un incremento en las recaudaciones tributarias del sector minero.

Los ingresos de origen no petrolero para el año 2012, fueron considerados en correspondencia con las metas de crecimiento, inflación y las capacidades de evolución previstas para la economía nacional. En tal sentido, su estimación representa el 55,4 por ciento del presupuesto de la República.

- **En materia de endeudamiento**

Para el año 2012, la política está orientada a continuar optimizando el manejo de los pasivos, a fin de mantener un perfil óptimo, en el peso de las amortizaciones e intereses de deuda en los próximos años.

La estrategia está basada en el mejoramiento del perfil de la deuda interna, mediante el aumento de la vida promedio de los instrumentos de deuda destinados al mercado doméstico, para crear un clima de confianza a los inversionistas, como una política de endeudamiento diseñada en un marco legal con las instituciones involucradas.

Para el año 2012, los instrumentos financieros que se utilizarán, tanto en el mercado local como en el externo, presentarán rendimientos acordes con el mercado internacional y las realidades del mercado interno. Para ello, el Ejecutivo Nacional ofrecerá al sistema financiero una variedad de instrumentos de deuda de corto a largo plazo, a tasas fijas y variables.

Los recursos que se obtengan de la Ley Especial de Endeudamiento Anual para el ejercicio fiscal 2012, a través de los instrumentos de deuda pública, aportarán las fuentes complementarias que permitirán concretar los proyectos enmarcados en el

POAN, y cumplir con el pago de las asignaciones presupuestarias, por compromisos y obligaciones adquiridas por parte de la República Bolivariana de Venezuela. En este sentido, el Proyecto de Ley de Presupuesto para el ejercicio fiscal 2012, prevé un incremento de pasivos por Bs. 64.527,0 millones, que representa el 21,7 por ciento de los recursos totales del presupuesto.

4.1.2 Para la formulación del presupuesto de egresos

La asignación de recursos a través de la política presupuestaria, constituye una importante herramienta de gestión gubernamental, la cual permite concretar los lineamientos estratégicos presentados por el Ejecutivo Nacional, referentes a la racionalización y mejora de la calidad del gasto público.

Para el ejercicio económico 2012, la política de gastos tiene como fin último estimular el cambio de tendencia de la economía nacional, orientándola hacia una fase de crecimiento y reducción de las presiones inflacionarias.

En este sentido, el proyecto de presupuesto contiene nuevas acciones, así como mejoras y profundización de las que exitosamente se han puesto en práctica, las cuales estimulan tanto la demanda agregada, acorde con los objetivos de moderación y control de los niveles de inflación, como la oferta agregada, a fin de continuar generando bienestar social y retomar el crecimiento económico sostenido, en concordancia con las Líneas Generales del Plan Económico y Social 2007-2013, y los lineamientos generales para la formulación de los proyectos del Plan Operativo Anual Nacional (POAN) para el año 2012.

- **Vinculación presupuestaria del Plan Operativo Anual Nacional (POAN) para el ejercicio fiscal 2012**

  El Plan Operativo Anual Nacional (POAN), contiene la cartera de proyectos que los órganos y entes de la Administración Pública Nacional (APN) ejecutarán durante el ejercicio fiscal 2012, a fin de encauzar en el corto plazo las acciones estratégicas que permitan ir concretando los objetivos de desarrollo nacional.

  En este sentido, los proyectos incorporados al POAN se formularon en sincronía con la metodología del presupuesto por proyectos, otorgándosele prioridad a los proyectos ya iniciados y que finalizan en el año 2012, así como, a los nuevos proyectos que representan un alto impacto en la concreción de los resultados y metas previstas en el Plan de la Nación.

  De igual forma, se atendieron los proyectos que forman parte de la cartera del Plan de Inversión Pública (PIP), considerados como estructurantes e intermedios en ejes de desarrollo, orientados al fortalecimiento de las cadenas productivas y a las capacidades y potencialidades locales y regionales.

  En este sentido, las áreas prioritarias dentro de las carteras de proyectos responden a:

  - Construcción de nuevas viviendas asociadas a espacios productivos; así como la generación de insumos para su consecución

  - Misiones Sociales, especialmente las relacionadas a la educación, salud, generación de empleos productivos, atención a personas con algún tipo de discapacidad, atención integral a los adultos y adultas mayores, equidad e igualdad de género

- o Cumplimiento de los Objetivos de Desarrollo del Milenio, con énfasis en la superación de la pobreza y la exclusión social

- o Fortalecimiento de la infraestructura eléctrica nacional (generación, transmisión y distribución)

- o Seguridad y soberanía alimentaria (particularmente en el sector primario transformador)

- o Fortalecimiento de las cadenas de comercialización y distribución tanto de los productos agrícolas como industriales

- o Seguridad ciudadana

- o Uso eficiente de la energía y el aprovechamiento de las fuentes alternas y ambientalmente sostenibles

- o Obras públicas en materia de comunicaciones y transporte

- o Innovación tecnológica

- o Ambiente, específicamente el sector agua y el manejo y conservación de cuencas.

Vale la pena señalar, que para el año 2012 se mantiene los proyectos, que generan indicadores en el área social, y aquellos que promueven la conciencia a nivel social a través del trabajo o servicio comunitario.

Asimismo, se contemplan para efectos de la asignación presupuestaria, objetivos y metas, los proyectos susceptibles a la perspectiva de género, particularmente los dirigidos a atender las siguientes áreas: salud sexual y reproductiva, prevención a la violencia de género, educación sin exclusiones, vivienda digna, participación comunitaria, seguridad social, empleo y alimentación.

En materia de asignación de recursos se revisaron los proyectos, a fin de ajustar sus acciones de acuerdo con el Decreto N° 6.649 de fecha 25 de marzo de 2009, de Racionalización del Gasto Suntuario.

Se crearon los proyectos a ser financiados con ingresos provenientes del Crédito Público, de acuerdo con el financiamiento previsto en el Proyecto de Ley Especial de Endeudamiento Anual para el Ejercicio Fiscal 2012.

Se mantuvieron los proyectos financiados con recursos provenientes de los fondos binacionales o nacionales, que cuentan con fuente de financiamiento segura y saldo disponible para ejecutar el ejercicio fiscal 2012.

En este sentido, en el presupuesto de los órganos de la República y Entes Descentralizados, se dispusieron los proyectos, necesarios y apegados a los lineamientos anteriormente referidos, según se detalla a continuación:

- 566 proyectos correspondiente a los órganos de la República y,

- 1.999 proyectos a ser adelantados por los Entes Descentralizados.

En referencia a la planificación de proyectos, de acuerdo a las directrices estratégicas establecidas en las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista 2007-2013, la distribución porcentual de los proyectos que poseen mayor asignación presupuestaria quedó distribuida de la siguiente manera: la construcción de la Suprema Felicidad (37,4%), el establecimiento de un Nuevo Modelo Productivo Socialista (19,3%), la profundización de la democracia protagónica (18,1%), la construcción de la Nueva Geopolítica Nacional (10,1%), y el desarrollo de la Nueva Ética Socialista (8,9%), entre las más importantes.

A continuación, en el gráfico N° 4-1 se indica la distribución porcentual de los proyectos, según la directriz estratégica. Es de resaltar, que dentro de la estructura de presupuesto por proyectos, las acciones centralizadas (categoría presupuestaria diferente a los proyectos, que permite la administración de los recursos asignados a los gastos que garantizan el funcionamiento de la institución y el cumplimiento de otros compromisos del Estado), representan una porción del 1,1%.

Gráfico N° 4-1
Asignación de Proyectos por Directrices Estratégicas
(Estructura Porcentual)
Año 2012


Convertir a Venezuela en una Potencia Energética Mundial; 3,1%
Avanzar hacia la Nueva Etapa en la Geopolítica Internacional; 1,8%
Modelo Productivo Socialista; 0,2%
Acciones Centralizadas; 1,1%
Construcción de una Nueva Geopolítica Nacional; 10,1%
Desarrollo de la Nueva Ética Socialista; 8,9%
Establecimiento de un Modelo Productivo Socialista; 19,3%
Construcción de la Suprema Felicidad; 37,4%
Profundización de la Democracia Protagónica Revolucionaria; 18,1%

- **La transversalidad del presupuesto con el principio de equidad de género en la técnica de presupuesto por proyectos.**

El Ejecutivo Nacional concibe al presupuesto como una herramienta que va más allá del simple criterio de asignación de recursos. Es por ello, que en los últimos años se han venido incorporando cambios en la metodología y en los sistemas del presupuesto público, entre los que destaca la definición de presupuesto por proyectos, que busca ahondar y lograr una precisa relación entre el diseño de políticas y estrategias de planificación, con la asignación de recursos.

Por otra parte, se ha continuado avanzando en la mejora de los sistemas informáticos, a fin de encauzar políticas públicas diferenciadas a una población objetivo, con los componentes existentes, al mínimo costo posible o utilizando la menor cantidad de insumos (físicos o humanos), mediante la técnica de transversalización del presupuesto. Esto a su vez, ha facilitado la generación de estadísticas, que permiten demostrar la planificación, asignación y la evaluación, entre el objetivo planteado y el efecto alcanzado. De igual forma, muestra relación entre el costo y los impactos incrementales de los beneficiarios, que a su vez permite alimentar la matriz de planificación.

En este sentido, desde el año 2007 se ha venido trabajando en la incorporación del "principio de equidad de género", en respuesta a la obtención de un desarrollo humano sostenible, y a la igualdad entre todos los ciudadanos (as), a objeto de dar cumplimiento con la instrucción presidencial que lo establece, según Punto de Cuenta al Ciudadano Comandante Hugo Rafael Chávez Frías, Presidente de la República Bolivariana de Venezuela, N° 273 del 17/05/2005.

Enfocados en los lineamientos establecidos en el Plan Económico y Social de la Nación 2007-2013, respecto a fortaleza de la democracia, contribución en la reducción de la pobreza y desarrollo humano sostenible, se implanta en la metodología del presupuesto por proyectos, la perspectiva de sensibilidad de género dentro del presupuesto público, la cual ha consistido, en incorporar gradualmente la formulación de proyectos que consideren las necesidades y demandas específicas de la población femenina y masculina, a fin de mejorar la eficiencia en la asignación y direccionalidad de los recursos presupuestarios de manera diferenciada, así como, laborar sobre situaciones concretas que permitan solventar las inequidades existentes entre los géneros, en función de los diagnósticos competentes en la materia.

Además de constituir una manera de encauzar las políticas públicas, la incorporación a los proyectos susceptibles a la perspectiva de género, da cumplimiento a los compromisos nacionales e internacionales, en materia de equidad de la población, se enfoca en los derechos humanos, y en la rendición de cuentas, ya que constituye un instrumento concreto, que fortalece la obligación del gobierno frente a la ciudadanía.

En este sentido, para el año 2012 por instrucciones del Ministerio del Poder Popular de Planificación y Finanzas, el presupuesto se realizó con una apertura a nivel de los órganos y entes, especificando el diseño de los proyectos que cumplen con la perspectiva de género, sus metas establecidas y la asignación presupuestaria para tal fin. A objeto de continuar asegurando que las políticas y los programas gubernamentales se formulen considerando las necesidades específicas de los venezolanos (as).

A continuación se presenta en el cuadro N° 4-1, el resumen de las asignaciones presupuestarias para los proyectos que cumplen las perspectivas de género.

CUADRO N° 4-1
RESUMEN DE PROYECTOS CON SENSIBILIDAD AL GÉNERO
ADMINISTRACIÓN CENTRAL AÑO 2012
(En Bolívares)

Código	Denominación	Unidad de Medida	Femenino	Masculino	Meta Total	Monto
06	**Ministerio del Poder Popular para Relaciones Exteriores**					
069999000	• Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Ciudadano Formado	733	734	1.467	5.730.000
08	**Ministerio del Poder Popular para la Defensa**					
080061000	• Cuidado Integral de la Salud a través de la Red Sanitaria Militar.	Paciente	1.335.540	1.092.714	2.428.254	1.088.434.487
080078000	• Organización de la sociedad civil venezolana, para el desarrollo, seguridad y defensa integral de la nación.	Persona Adiestrada	4.444	2.964	7.408	16.081.944
080080000	• Servicio de Seguridad, Custodia y Protección Presidencial	Hora Hombre	1.774.995	16.648.015	18.423.010	22.383.981
10	**Ministerio del Poder Popular para la Educación**					
100069000	• Conciencia Social, Moral y Luces de los Trabajadores y las Trabajadoras del Ministerio del Poder Popular para la Educación	Trabajador(a)	34.560	23.040	57.600	37.802.749
100074000	• Programa de Alimentación Escolar (PAE)	Niña, Niño, Adolescente y Joven	2.108.670	1.946.465	4.055.135	4.169.843.806
13	**Ministerio del Poder Popular para el Trabajo y Seguridad Social**					
130108000	• Protección y regulación de la negociación colectiva y el derecho a la sindicalización de trabajadores y trabajadoras.	Trabajador Beneficiado	250.000	250.000	500.000	35.274.852

CUADRO N° 4-1
RESUMEN DE PROYECTOS CON SENSIBILIDAD AL GÉNERO
ADMINISTRACIÓN CENTRAL AÑO 2012
(En Bolívares)

Código	Denominación	Unidad de Medida	Femenino	Masculino	Meta Total	Monto
130109000	• Protección de los derechos laborales de trabajadores y trabajadoras a través de las Inspectorías del Trabajo.	Ciudadano Atendido	850.000	850.000	1.700.000	148.906.053
130111000	• Fortalecimiento de la atención, inspección y mediación en materia de condiciones de trabajo y seguridad social en el sector agrícola.	Trabajador Atendido	90.000	90.000	180.000	10.181.524
130112000	• Defensa, asesoría, asistencia y representación gratuita de los trabajadores y trabajadoras.	Trabajador Atendido	249.000	249.000	498.000	50.870.587
26	**Ministerio del Poder Popular para Relaciones Interiores y Justicia**					
260089000	• Adecuación y Fortalecimiento de la Plataforma de Servicios y Telecomunicaciones del Ministerio del poder popular para Relaciones Interiores y Justicia. Fase III.	Usuario	7.835	7.940	15.775	16.259.269
260091000	• Fortalecimiento institucional en materia de Derechos Humanos "Segunda Fase"	Funcionario Capacitado	175	176	351	5.324.640
260108000	• Sistema de Prevención Integral para el Buen vivir	Persona Atendida	74.466	31.914	106.380	24.264.041
37	**Ministerio del Poder Popular para el Despacho de la Presidencia**					
370037000	• Servicio de apoyo al Soberano	Ciudadano (a)	85.258	36.539	121.797	2.930.744.345
39	**Superintendencia Nacional de Auditoría Interna**					

CUADRO N° 4-1
RESUMEN DE PROYECTOS CON SENSIBILIDAD AL GÉNERO
ADMINISTRACIÓN CENTRAL AÑO 2012
(En Bolivares)

Código	Denominación	Unidad de Medida	Femenino	Masculino	Meta Total	Monto
390023000	• Promover en la ciudadanía el uso de herramientas de control y auditoría social	Ciudadano atendido	5.000	5.000	10.000	3.541.757
43	**Ministerio del Poder Popular para las Industrias Básicas y Minería**					
430051000	• Desarrollo de los equipos de voluntariado de los trabajadores y trabajadoras del MIBAM a favor de la ciudadanía	Trabajador(a)	60	40	100	17.027.377
46	**Ministerio del Poder Popular para la Cultura**					
460074000	• Turismo cultural	Trabajador Beneficiado	370	370	740	4.785.535
52	**Ministerio del Poder Popular para los Pueblos Indígenas**					
520022000	• Atención continua a la población indígena en condición de extrema vulnerabilidad asentada en el territorio nacional	Indígena Atendido	59.900	59.900	119.800	30.029.627
54	**Ministerio del Poder Popular para la Salud**					
540124000	• Fortalecimiento de los centros hospitalarios asumidos por el nivel central, para mantener la atención a los usuarios de manera oportuna y de calidad.	Paciente	740.453	711.417	1.451.870	341.252.531
57	**Ministerio del Poder Popular para las Comunas y Protección Social**					
570047000	• Escuela para el fortalecimiento del poder popular.	Ciudadano Formado	168.880	112.577	281.457	65.000.000

CUADRO N° 4-1
RESUMEN DE PROYECTOS CON SENSIBILIDAD AL GÉNERO
ADMINISTRACIÓN CENTRAL AÑO 2012
(En Bolívares)

Código	Denominación	Unidad de Medida	Femenino	Masculino	Meta Total	Monto
60	**Ministerio del Poder Popular de Planificación y Finanzas**					
600039000	• Formación, Capacitación y Adiestramiento en el Área de las Ciencias Fiscales y la Administración Pública	Alumno	426	280	706	100.778.924
61	**Ministerio del Poder Popular de Transporte y Comunicaciones**					
610025000	• Servicio Educativo Integral para los hijos de los Trabajadores del MTC y sus entes adscritos (Sede Central)	Niño Atendido	120	120	240	1.600.000
62	**Ministerio del Poder Popular para Vivienda y Hábitat**					
620024000	• Plan de Seguridad Industrial, Higiene y Ergonomía, Segunda Etapa	Trabajador (a)	3.923	5.147	9.070	1.108.044
65	**Ministerio del Poder Popular para el Servicio Penitenciario**					
650020000	• Integridad Social del Adolescente que incurre en l Comisión de Hechos Punibles	Niña, Niño, Adolescente y Joven	400	800	1.200	66.617.551
	Total número de Proyectos 24			**Total asignación**		**9.193.843.624**

Dada la extensión del resumen de los proyectos con sensibilidad de género, correspondiente a los entes involucrados en el título III del Proyecto de Ley de Presupuesto para el ejercicio fiscal 2012, se incorpora dicho resumen en los anexos estadísticos de este documento.

Del mismo modo, en los cuadros N° 4-2 y 4-3, se exponen los resultados obtenidos del levantamiento de la discriminación de número de cargos por género, como nuevo elemento de estudio dentro de la información suministrada por cada uno de los Organismos de la Administración Pública Nacional.

CUADRO N° 4-2
RESUMEN DE CARGOS POR TIPO DE GÉNERO
ÓRGANOS DE LA REPÚBLICA - AÑO 2012
(Número de Personas)

Cargos	Masculino	Femenino	Vacantes	Cantidad
Personal Fijo a Tiempo Completo	**300.037**	**422.023**	**32.926**	**754.986**
• Alto Funcionario y de Elección Popular	184	57	0	241
• Alto Nivel y de Dirección	1.253	1.311	380	2.944
• Directivo	1.911	1.878	258	4.047
• Profesional y Técnico	26.432	36.443	6.013	68.888
• Personal Administrativo	32.498	88.457	4.232	125.187
• Personal Docente	35.775	176.453	11.510	223.738
• Personal de Investigación	6.378	1.367	3	7.748
• Personal Médico	6.349	9.033	540	15.922
• Personal Militar	96.524	17.034	0	113.558
• Personal Policial	7.389	1.414	0	8.803
• Obrero	85.344	88.576	9.990	183.910
Personal Fijo a Tiempo Parcial	**47.496**	**91.010**	**12**	**138.518**
• Profesional y Técnico	67	63	0	130
• Personal Administrativo	128	236	0	364
• Personal Docente	47.210	90.602	0	137.812
• Personal Médico	69	84	12	165
• Obrero	22	25	0	47
Personal Contratado	**25.243**	**28.426**	**4.369**	**58.038**
• Directivo	62	97	19	178
• Profesional y Técnico	12.312	13.673	3.833	29.818
• Personal Administrativo	6.334	7.462	221	14.017
• Personal Docente	652	957	0	1.609
• Personal de Investigación	103	33	0	136
• Personal Médico	1.039	1.749	183	2.971
• Obrero	4.741	4.455	113	9.309
Totales	**372.776**	**541.459**	**37.307**	**951.542**

CUADRO N° 4-3
RESUMEN DE CARGOS POR TIPO DE GÉNERO DE LOS ENTES DESCENTRALIZADOS

FUNCIONALMENTE SIN FINES EMPRESARIALES AÑO 2012
(Número de Personas)

Cargos	Masculino	Femenino	Vacantes	Cantidad
Personal fijo a tiempo completo	**97.896**	**135.349**	**23.934**	**257.179**
• Altos Funcionarios y de Elección Popular	8	5	0	13
• Alto Nivel y de Dirección	1.564	1.738	323	3.625
• Directivo	2.740	3.269	507	6.516
• Profesional y técnico	28.211	49.718	9.227	87.156
• Personal administrativo	15.708	31.661	5.878	53.247
• Personal docente	11.680	13.570	707	25.957
• Personal de investigación	762	665	6	1.433
• Personal médico	4.032	7.945	3.434	15.411
• Personal policial	9	16	0	25
• Obrero	33.182	26.762	3.852	63.796
Personal fijo a tiempo parcial	**3.327**	**4.757**	**993**	**9.077**
• Profesional y técnico	200	144	57	401
• Personal administrativo	100	91	49	240
• Personal docente	2.853	4.369	856	8.078
• Personal de investigación	37	11	0	48
• Personal médico	60	109	27	196
• Obrero	77	33	4	114
Personal contratado	**57.284**	**69.936**	**8.805**	**136.025**
• Directivo	329	305	31	665
• Profesional y técnico	17.418	22.916	3.087	43.421
• Personal administrativo	14.967	20.713	633	36.313
• Personal docente	17.272	18.600	2.596	38.468
• Personal de investigación	237	206	55	498
• Personal médico	721	1.350	3	2.074
• Personal obrero	6.340	5.846	2.400	14.586
Totales	**158.507**	**210.042**	**33.732**	**402.281**

En los cuadros anteriores se observa, que tanto para los Órganos de la República como para los Entes Descentralizados sin fines empresariales, el número de personas del sexo femenino es mayor en el número de cargos, destacándose incluso los niveles directivos.

4.2 Política presupuestaria para la asignación de los recursos

Para el año 2012 el presupuesto estará financiado con recursos ordinarios por Bs. 233.065,0 millones (14,9% del PIB), proyectos por endeudamiento Bs. 18.707,0 millones (1,2% del PIB), deuda pública Bs. 25.820,0 millones (1,7% del PIB), gestión fiscal Bs. 20.000,0 millones (1,3% del PIB) y otras fuentes Bs. 244,7 millones, para alcanzar un monto total de Bs. 297.836,7 millones (19,1% del PIB).

Desde el punto de vista de orientación del gasto, se contemplan egresos rígidos de la República por la cantidad de Bs. 124.219,5 millones, constituidos por las asignaciones predeterminadas por disposiciones legales (Bs. 69.505,5 millones) y el Servicio de la Deuda Pública (Bs. 54.714,0 millones). Asimismo, se estiman fondos para el adelanto de proyectos de inversión por Bs. 18.707,0 millones y para gastos administrables Bs. 154.910,2 millones.

En el Gráfico N° 4-2, se observa ilustrativamente esta situación:

Gráfico N° 4-2
Presupuesto de Gastos y Aplicaciones Financieras
(Estructura Porcentual)
Año 2012


Asignaciones Legales 23,3%
Gastos Administrables 52,0%
Proyectos Por Endeudamiento 6,3%
Servicio de Deuda Pública 18,4%

- **Asignaciones predeterminadas**

  Estas asignaciones se distribuyen principalmente, como se indica: Bs. 54.714,0 millones (3,5% del PIB) para la deuda pública, a través de la cual la República cumple con sus compromisos y obligaciones tanto en el ámbito nacional como internacional; Bs. 46.613,0 millones que por concepto de Situado Constitucional se le otorgan a las Gobernaciones y Municipios, para atender sus gastos de funcionamiento y de inversión; Bs. 15.900,6 millones que a través del Fondo de Compensación Interterritorial (FCI) recibirán las Gobernaciones, Municipios, los Consejos Comunales, y el apoyo al fortalecimiento institucional, con la finalidad de continuar financiando el desarrollo regional donde la participación de las comunidades en la ejecución de los proyectos represente un eje de gran valía en materia de inversión. Esta situación permitirá que el FCI, prosiga planificando y coordinando las políticas y acciones en pro del desarrollo del proceso de descentralización y competencias del Poder Nacional a los estados y municipios.

- **Proyectos por endeudamiento**

  Como un segundo elemento, se orientan créditos presupuestarios por Bs. 18.707,0 millones para llevar a cabo los proyectos de inversión financiados con recursos provenientes de la Ley Especial de Endeudamiento. Estos créditos se orientan a incentivar y desarrollar, principalmente, los siguientes sectores:

  - **Sector Transporte**. A través de este se regula, planifica y formula políticas, en materia de transporte, que a cargo del Ministerio del Poder Popular para Transporte y Comunicaciones, y con la participación efectiva de los entes descentralizados adscritos, orientan sus funciones a atender las necesidades que en esta materia requiere el colectivo en general.

    Para el año 2012 se continuará con el desarrollo de la construcción y mantenimiento del Sistema de Transporte Ferroviario, a cargo de Metro Los Teques, C.A. Metro de Caracas (Cametro) y Metro de Valencia, centrando sus prioridades a los proyectos destinados al mantenimiento, mejoras, construcción y acondicionamiento de las grandes obras de transporte masivo, como: la Línea 2 "El Tambor San Antonio de los Altos", la rehabilitación de la Línea I del Metro de Caracas, la construcción de la Línea 2 del Metro de Valencia y Línea 5 Tramo Plaza Venezuela- Miranda II.

    Vale destacar, la importancia estratégica de las actividades que conforman el Sistema de Transporte Ferroviario Nacional, dado el hecho de satisfacer las necesidades y derechos de la población, así como el apoyo al desarrollo endógeno.

  - **Sector Energético.** Para este sector, el Ejecutivo Nacional enfocará sus esfuerzos en ampliar y mejorar la distribución de energía eléctrica en el país, mediante el uso eficiente de la misma, para ello cuenta con el Proyecto de Ley de Uso Racional y Eficiente de la Energía Eléctrica, que actualmente se encuentra en discusión en la Asamblea Nacional; y la continuación en el desarrollo de los programas de inversiones que permite satisfacer el consumo actual y los incrementos esperados en la demanda a nivel industrial, doméstico, actividades comerciales y nuevos centros de educación.

    La orientación de los recursos a este sector permitirá continuar con la recuperación, construcción y mantenimiento de grandes proyectos en la infraestructura eléctrica nacional, tanto en la generación, transmisión y distribución de la red eléctrica, dirigidos a incrementar la producción de electricidad de fuentes hidrológicas y térmicas.

    Entre los proyectos que serán financiados con recursos provenientes del Proyecto de Ley Especial de Endeudamiento destacan: la Central Hidroeléctrica Manuel Piar de Tocoma, la construcción de subestaciones encapsuladas en la zona urbana de Maracaibo, la Rehabilitación de las Unidades 1 a 6 de la Casa de Máquinas 1 de la Central Hidroeléctrica Simón Bolívar, planta termozulia III, entre otros.

  - **El Sector Industria y Comercio**. La política económica diseñada, orienta las acciones del sector a impulsar la instauración del modelo productivo socialista, claramente definido en el Plan de Desarrollo de la Nación. Una de las estrategias para alcanzar este objetivo, es el crecimiento diversificado de la economía, impulsando las empresas de producción social que conducen el camino hacia el Socialismo del siglo XXI.

En tal sentido, a través del Proyecto de la Ley Especial de Endeudamiento Anual se financiará el proyecto de Diseño, Construcción y Operación de un Complejo Siderúrgico como sede de la Empresa de Producción Social Siderúrgica Nacional C.A., con el objeto de transformar planchones en chapas de acero estructural, vagones y recipientes de grandes diámetros y espesores, para garantizar la producción de dichos bienes que permita satisfacer la demanda generada por las industrias petrolera, naval, construcción, automotriz, ferroviaria, gasífera, entre otras. A su vez este proyecto generará fuentes de empleo a la mano de obra calificada existente en el país.

- **El Sector Defensa y Seguridad Nacional**. A través de este sector se llevará a cabo el Proyecto Inversión Militar de la Fuerza Armada Nacional Bolivariana, cuyo objetivo estratégico apuntala a organizar, mantener, equipar y adiestrar la Fuerza Armada Nacional para el desarrollo, despliegue y empleo del componente militar, a fin de garantizar la defensa nacional.

- **En materia ambiental**, se continuará con la política de administración y mejor distribución del recurso agua, por lo cual se realizarán proyectos de conservación de aguas y saneamiento ambiental, que apuntalan a la construcción y ampliación de cloacas y acueductos; a la rehabilitación de los sistemas de agua y al saneamiento ambiental integral, con miras a dotar al país de la infraestructura requerida para aprovechar racionalmente los recursos naturales. En este sentido, se destacan los proyectos más significativos: Fortalecimiento de Capacidades Nacionales para el Manejo y Disposición Final de los Residuos y Desechos Sólidos, Proyecto Nacional de Gestión y Conservación Ambiental, Saneamiento y Desarrollo Integral de la Cuenca del Río Tuy, Obras de Regulación y Trasvase, Desarrollo Agrícola del Valle de Quíbor y Conservación de la Cuenca del Río Yacambú y Agua Potable y Saneamiento en Zonas Urbanas y Rurales, entre otros.

- **Gastos administrables**

Los recursos asignados a estos gastos, se orientarán a cubrir las necesidades operativas de los Órganos de la República y de los Entes Descentralizados Sin Fines Empresariales; así como la ejecución de los proyectos destinados al fortalecimiento de los sectores educación, salud, vivienda, ambiente, entre otros, principalmente a través de las misiones sociales, que coadyuvan a la concreción de la nueva estructura social, y cuyos objetivos están enfocados, primordialmente en mejorar la formación y aumento de los niveles educativos, acceso a la vivienda y a los servicios urbanos, aumento de la eficiencia del sistema integral de salud pública, al igual que el posicionamiento de la participación ciudadana en todos los ámbitos de la vida social.

El cuadro N° 4-4 muestra los Órganos de la República que reflejan mayores porcentajes de participación, en dicho gasto administrable.

CUADRO 4-4
GASTOS ADMINISTRABLES POR ORGANISMOS

PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)

ORGANISMOS	MONTO	PORCENTAJE TOTAL ADMINISTRABLE
Ministerio del Poder Popular para la Defensa	12.699,0	8,2
Ministerio del Poder Popular para la Educación	33.159,3	21,4
Ministerio del Poder Popular para el Trabajo y Seguridad Social	19.318,4	12,5
Ministerio del Poder Popular para Relaciones Interiores y Justicia	4.660,9	3,0
Ministerio del Poder Popular para la Agricultura y Tierras	2.911,3	1,9
Ministerio del Poder Popular para la Educación Universitaria	14.754,5	9,5
Ministerio del Poder Popular del Despacho de la Presidencia	4.294,3	2,8
Ministerio del Poder Popular para la Alimentación	4.051,6	2,6
Ministerio del Poder Popular para la Salud	19.444,3	12,6
Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias	2.500,3	1,6
Ministerio del Poder Popular para las Comunas y Protección Social	3.213,3	2,1
Ministerio del Poder Popular para Energía Eléctrica	2.980,6	1,9
Ministerio del Poder Popular de Planificación y Finanzas	5.705,1	3,7
Ministerio del Poder Popular para Transporte y Comunicaciones	4.240,1	2,7
Ministerio del Poder Popular para Vivienda y Hábitat	2.649,0	1,7
Resto de órganos	18.328,2	11,8
TOTAL	**154.910,2**	**100,0**

Como se observa los Ministerios del Poder Popular para la Educación (21,4%), para el Trabajo y la Seguridad Social (12,5%), para la Educación Universitaria (9,5%) y para la Salud (12,6%), son los que mayor representación reflejan, por cuanto sus políticas están enfocadas al ámbito social, donde el individuo y la comunidad, representan un papel protagónico, y que apuntalan al cumplimiento de las Líneas Generales del Proyecto Nacional Simón Bolívar (2007-2013).

Para el Proyecto de Ley de Presupuesto 2012 se coloca en relieve, la necesidad de priorizar y optimizar los niveles de eficiencia en la distribución y aplicación de los recursos presupuestarios institucionales, tanto a nivel de los proyectos incluidos en el Plan Operativo Anual 2012, como en el respaldo de los gastos de personal y de funcionamiento básico de los Ministerios y sus organismos adscritos.

Los **gastos de funcionamiento** previstos dentro de los gastos administrables corresponden a los Órganos de la República y los entes adscritos, los cuales permiten que el aparato institucional mantenga niveles operativos óptimos, acordes con los lineamientos dictados por el Ejecutivo Nacional, y en pro del buen servicio que presta a la población venezolana.

En este sentido, se orientan las siguientes acciones:

- Mantener la política de racionalización del gasto, de acuerdo a las acciones previstas en el Decreto N° 6.649 publicado en Gaceta Oficial de la República

Bolivariana de Venezuela N° 38.146 de fecha 25/03/2009, mediante una justa distribución de los recursos en función de necesidades prioritarias, y donde el Estado pueda cumplir con sus funciones.

- Atender la incidencia generada por el incremento del 25 por ciento del salario mínimo para los trabajadores públicos, aprobado según Decreto N° 8.167 en Gaceta Oficial de la República Bolivariana de Venezuela N° 39.660 de fecha 26/04/2011.

- Atender la incidencia generada por el incremento del 30 por ciento del sueldo básico, por denominación de cargo y escalafón para todos los médicos adscritos al Sistema Público Nacional de Salud, aprobado según Decreto N° 8.353 en Gaceta Oficial de la República Bolivariana de Venezuela N° 39.721 de fecha 26/07/2011.

- Atender los gastos relacionados con la adquisición de materiales y suministros, así como los contratos por servicios básicos, fundamentales para el buen desempeño institucional del sector público.

- Continuar priorizando los gastos de mantenimiento y reparaciones menores de equipos e infraestructura.

Por otra parte, como una política de reordenamiento de funciones institucionales en el año 2011, se crearon los Ministerios del Poder Popular para la Juventud y del Poder Popular para el Servicio Penitenciario. El primero, como iniciativa importante para atender la problemática que viven los jóvenes del país, y el segundo, destaca dentro de sus competencias el diseño, formulación y evaluación de políticas, estrategias, planes y programas, destinados a garantizar el pleno goce y ejercicio de los derechos fundamentales de los procesados; así como procurar la rehabilitación de los mismos para una mejor inserción en la sociedad, garantizando una atención integral en las áreas de educación, salud, cultura, deporte, trabajo, formación técnico-productiva y alimentación.

Los lineamientos trazados en materia de asignación presupuestaria para **gastos de inversión** están referidos a:

- Adquisición de los activos necesarios que permitan el cumplimiento de las funciones de los órganos y entes de la República, como: mobiliario y equipo de oficina, paquetes y programas de computación, reparaciones mayores de la infraestructura, entre otros.

- Culminación de las obras y proyectos que están en ejecución, en especial los que finalizarán en el año 2012.

- Priorización de aquellos proyectos que promueven el fortalecimiento del aparato productivo nacional, la generación de empleo y que apoyen el desarrollo de las capacidades y potencialidades locales y regionales.

- Atención a los proyectos estratégicos orientados al desarrollo endógeno del país, que además apuntalen a promover la conciencia del deber social, mediante el trabajo comunitario en las áreas competentes.

- Fortalecimiento de la Gran Misión Vivienda Venezuela, bajo la dirección del Ministerio del Poder Popular para Vivienda y Hábitat, como órgano rector de esta materia, en coordinación con los demás órganos y entes de la República.

  En el año 2011 se promulgaron la Ley Orgánica de Emergencia para Terrenos y Vivienda, y la Ley del Régimen de Propiedad de las Viviendas de la Gran Misión Vivienda Venezuela, como mecanismos normativos para atender soluciones habitacionales, a los fines de garantizar el derecho a acceder a una vivienda adecuada, segura, higiénica, con servicios básicos esenciales. En este sentido, para el ejercicio económico-financiero 2012, el Ejecutivo Nacional conjuntamente con el sector privado, la comunidad organizada y la experiencia en otras naciones, continuará ejecutando la Gran Misión Vivienda Venezuela, en pro de disminuir en gran medida el elevado déficit habitacional existente.

  En este marco legal se crea la propiedad familiar, destinada única y exclusivamente al uso, goce, disfrute y disposición por parte de la unidad familiar en los términos previstos en la Ley de Emergencia de Terrenos y Vivienda. También se constituye la propiedad multifamiliar que será el derecho sobre los terrenos, inmuebles y las áreas de uso y disfrute común de todos los miembros de las unidades familiares.

  Este programa social tiene un papel preponderante, en primer lugar, favorecer a los venezolanos y venezolanas que quedaron damnificados por las fuertes lluvias acaecidas a finales del año 2010, y a aquellos que residen en sectores de alto riesgo; y en segundo lugar, reactivar el sector construcción, permitiendo la generación de nuevos puestos de trabajo, y por ende la dinamización del crecimiento económico.

  Para cumplir con lo previsto en el artículo 14 de la Ley Orgánica de Emergencia para Terrenos y Viviendas, el Ejecutivo Nacional creó el Órgano Superior del Sistema Nacional de Vivienda y Hábitat, el cual tiene dentro de sus atribuciones formular y evaluar la política nacional de vivienda y hábitat; ubicar y estudiar terrenos aptos para la construcción de viviendas en todo el país; así como de determinar y establecer los límites y extensiones de las áreas vitales de viviendas, las zonas de riesgo, zonas de peligro potencial y las zonas de peligro inminente, entre otras atribuciones.

Uno de los aspectos fundamentales que se destaca, es la política social liderada por los **Proyectos y Misiones Sociales**, la cual constituye un punto clave en las acciones del Gobierno Revolucionario, por cuanto permite combatir la desigualdad social que existe en la sociedad venezolana, y responder a las necesidades humanas. Esta política aporta soluciones a los problemas individuales y comunitarios, que van dirigidos a superar la pobreza y la exclusión social.

Tomando en cuenta los resultados favorables obtenidos, con logros concretos en términos de mejoría en la calidad de vida de la población económicamente más vulnerable, el Ejecutivo Nacional mantendrá la ejecución de las misiones como un componente importante del gasto social, para lo cual se asignan recursos por el orden de Bs. 8.008,3 millones.

En el cuadro N° 4-5 que se exhibe a continuación se muestra la distribución de las asignaciones presupuestarias, para las respectivas misiones.

CUADRO N° 4-5
MISIONES Y PROGRAMAS SOCIALES

PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)

ORGANISMOS	MONTO
Ministerio del Poder Popular del Despacho de la Presidencia	**2.716,6**
• Fundación Misión Samuel Robinson	302,0
• Fundación Misión Cultura	54,4
• Fundación Misión Sucre	495,2
• Fundación Misión Barrio Adentro	841,6
• Fundación Misión Piar	2,8
• Fundación Misión Identidad	20,2
• Fundación Misión Milagro	20,1
• Fundación Misión Che Guevara	29,3
• Fundación Misión Negra Hipólita	237,7
• Fundación Misión Madres del Barrio Josefa Joaquina Sánchez	713,3
Ministerio del Poder Popular para la Cultura	**1,5**
• Fundación Misión Cultura	1,5
Ministerio del Poder Popular para la Educación Universitaria	**131,4**
• Fundación Misión Sucre	131,4
Ministerio del Poder Popular para la Salud	**1.225,0**
• Fundación Misión Barrio Adentro	989,9
• Fundación Misión Niño Jesús	235,1
Ministerio del Poder Popular para las Industrias Básicas y Minería	**2,8**
• Fundación Misión Piar	2,8
Ministerio del Poder Popular para Relaciones Interiores y Justicia	**114,2**
• Fundación Misión Identidad	114,2
Vicepresidencia de la República	**50,0**
• Fundación Misión Milagro	50,0
Ministerio del Poder Popular para las Comunas y Protección Social	**552,8**
• Fundación Misión "Che Guevara"	40,0
• Fundación Misión Negra Hipólita	216,6
• Misión José Gregorio Hernández	29,0
• Misión Niñas y Niños del Barrio	267,2
Ministerio del Poder Popular para la Alimentación	**3.214,0**
• Misión Alimentación	3.214,0
- Programa para la Seguridad Alimentaria y el Desarrollo Rural (CASA)	2.300,0
- Programa de Alimentos Estratégicos (Fundaproal)	914,0
TOTAL	**8.008,3**

Dentro del conjunto de misiones sociales como bandera expuesta para el ejercicio económico - financiero 2012, se tienen principalmente, las siguientes:

- La Misión Alimentación, pretende proteger a los segmentos más vulnerables y excluidos socialmente de la población venezolana, garantizando el acceso oportuno y permanente a la alimentación. En este sentido, los entes que apoyarán y potenciarán esta misión son: Fundaproal que ejecutará el Proyecto Casas de Alimentación (Mercal Máxima Protección), que implica el suministro de alimentos a 6.000 Casas de Alimentación a nivel nacional, cuyos beneficiarios alcanzan aproximadamente a 600.000 personas y la Corporación de Abastecimiento y Servicios Agrícolas, S.A. (LA CASA) que adquirirá alimentos que serán distribuidos por Mercal, C.A.

- La Misión Barrio Adentro enfoca su objetivo en fortalecer el Sistema Nacional de Salud Pública, para lo cual en primer lugar, se continuarán incorporando nuevos médicos a este Sistema, para atender el incremento de la demanda de ciudadanos y ciudadanas que requieren de los servicios de salud; y en segundo lugar, se afianzarán las etapas que conforman la Misión en cuanto a: la atención de ambulancias, la atención a los Centros de Diagnóstico Integral (CDI), la reestructuración y ampliación de los hospitales existentes en el país y la construcción de centros hospitalarios.

  Las políticas en materia de salud desarrolladas en Venezuela, responden a la nueva concepción de la salud consagrada en la Constitución de la República Bolivariana de Venezuela. El Ministerio del Poder Popular para la Salud como ente rector de la materia, continuará concretando la estrategia de Atención Primaria de Salud, mediante esta misión, se favorece la capacidad de dar respuesta a las necesidades sociales de la población, especialmente a los sectores de menores recursos económicos.

  Dada su importancia en el desarrollo de la vida de las personas y comunidades, la salud adquiere rango de relevancia pública con supremacía dentro del marco de políticas públicas y sobre toda acción que pueda contribuir a generar capacidades, medios y condiciones para garantizarla sea que provengan del sector gubernamental o privado, lucrativo o no lucrativo.

- Por su parte, la Fundación Misión Madres del Barrio "Josefa Joaquina Sánchez", continúa propiciando la inclusión de las madres en pobreza extrema, en todos los procesos de transformación socialista del quehacer nacional, con la finalidad de satisfacer la necesidad de justicia social con la incorporación de las amas de casa a la actividad socioproductiva, a la formación ideológica, política socialista y técnica, entre otras actividades.

Capítulo 5

PRESUPUESTO DE INGRESOS Y FUENTES DE FINANCIAMIENTO

Capítulo **5**

PRESUPUESTO DE INGRESOS Y FUENTES DE FINANCIAMIENTO

5.1 Aspectos Generales

La principal función del Estado es generar el mayor bienestar posible a la población, con especial énfasis en las clases mas necesitadas. Por consiguiente, el Gobierno deberá proveerse de suficientes recursos para ejecutar las políticas destinadas a lograr ese objetivo.

En tal sentido, el desempeño público se estructura en pos de la sincronización de los sistemas encargados de la generación y provisión de los bienes y servicios de carácter estratégico, como son: seguridad, justicia, alimentación, salud y vivienda, entre otros.

Con el desarrollo de las Grandes Misiones Agro-Venezuela, Vivienda y Trabajo, durante el año 2011, el Ejecutivo Nacional propició el inicio de la cobertura de gran parte de esas necesidades colectivas, y para el ejercicio fiscal 2012, debe mantener el flujo de financiamiento, que garantice la consecución de los objetivos planteados en tan importantes áreas.

El éxito de las acciones del Gobierno Nacional está asociado a una eficiente estrategia de financiamiento de las mismas. En tal sentido, y en aras de la consecución de tan importantes logros, para el año 2012 está planteada como parte de la política de recursos del Ejecutivo Nacional, la maximización de la recaudación de las rentas internas (administradas por el Seniat, Conatel, Menpet y Mibam, entre otros entes recaudadores), y por otra parte, la obtención de niveles de ingresos petroleros, que permitan mantener el impulso dado hasta ahora al desarrollo social.

En términos de la actividad económica no petrolera, la política de recursos del Gobierno Nacional se formulará atendiendo a los planes estratégicos de la República, y procurando minimizar el costo social de la misma; esta acción radica fundamentalmente en continuar con el impulso de la actividad interna no petrolera de la economía, para lograr una menor dependencia de los ingresos fiscales petroleros, y así consolidar el ansiado objetivo, la obtención de un armónico y sustentable crecimiento económico.

Por lo tanto, se prevé dar continuidad a los consistentes planes de fiscalización adelantados durante los últimos años, además de seguir innovando en términos de procesos, procedimientos y sistemas que faciliten a los contribuyentes las liquidaciones y pagos de los distintos tributos establecidos en el ordenamiento jurídico vigente. Asimismo, con el adelanto de políticas sectoriales se mantendrá la promoción al crecimiento y consolidación de polos de desarrollo endógeno que, además de coadyuvar a la inclusión de la población a la actividad económica, propenderán a la generación de riquezas que deriven en nuevas y consistentes fuentes de financiamiento permanentes para la República, no obstante el consecuente costo tributario de dichas políticas.

En el plano de los ingresos fiscales del sector petrolero, se analizaron los principales factores internos y exógenos que impactan la estabilidad de los precios de los hidrocarburos en los mercados internacionales, y a partir de ello, para el ejercicio fiscal 2012, el Ejecutivo Nacional a los fines de proyectar la contribución fiscal petrolera fijó un precio promedio de realización para la cesta venezolana de exportación de 50 $/bl.

La conformación de los precios de los hidrocarburos en los mercados internacionales para el ejercicio fiscal 2012, según los pronósticos de la Agencia Internacional de Energía (AIE), se verá favorecida por el crecimiento económico global estimado en 4,2 por ciento, un crecimiento de la demanda mundial de crudos, la cual se espera pase de 89,1 MMBD al cierre de 2011, aproximadamente a 91,5 MMBD en el cuarto trimestre de 2012.

Tales perspectivas de crecimiento económico, se fundamentan en el impulso esperado para los países BRIC (Brasil, Rusia, India y China). A pesar del referido impulso esperado para los países BRIC, el crecimiento de la demanda de crudo será menor que en años anteriores, por ejemplo, se pronostica una considerable desaceleración en las exportaciones de China hacia finales del año 2011, lo cual esta sembrando dudas en la fortaleza de la futura demanda de petróleo, y por consiguiente, impulsando a la baja los precios.

Por otra parte, durante el año 2012, tanto la incertidumbre geopolítica por la situación de inestabilidad observada en el medio oriente y las confrontaciones internas en la República de Libia, como las limitadas expectativas de desempeño económico-financiero de la economía global, incidirán negativamente sobre la demanda de crudos. Igualmente, la ocurrencia de ciertos fenómenos naturales tales como terremotos, huracanes, inundaciones e incendios, al perturbar las cosechas y perjudicar las estructuras productivas, pudieran estar generando gastos adicionales no previstos a los países afectados, que incidirán de manera directa en la demanda de combustibles. Otro factor perturbador de los precios del petróleo son las grandes inversiones en investigación y desarrollo orientadas a obtener fuentes energéticas alternas menos contaminantes, no solo más limpias sino también mucho más económicas, como es el caso de los biocombustibles y las energías eólica y solar, cuya orientación básica es la sustitución paulatina de los hidrocarburos como fuente primaria de energía.

Aunado a todo lo anterior, la agudización de la crisis financiera mundial, que en el caso específico de Europa, se ha traducido en considerables aumentos de las deudas de países como Grecia, Italia, Irlanda y Portugal, tiene gran afectación sobre sus aparatos productivos y consecuentemente sobre sus consumos de crudos.

Del lado de la oferta de hidrocarburos y sus derivados, el calentamiento global y los eventos naturales asociados, pudiera producir alteraciones y desordenes sobre instalaciones de producción y refinación, lo cual tendría una incidencia negativa en la disponibilidad de tales materias primas y productos.

Continuando en el ámbito del aporte petrolero, para el año 2012 al interior de nuestras fronteras la industria petrolera seguirá apoyando el desarrollo económico y social de Venezuela, mediante los aportes no fiscales a las misiones sociales y los fondos creados por el Ejecutivo Nacional.

La política de recursos 2012 planteada por el Ejecutivo Nacional continuará contemplando la participación de Venezuela en convenios petroleros, con naciones hermanas de Latinoamérica y el Caribe, así como la integración comercial y cultural con otros países, entre los que destacan Cuba y Nicaragua.

El principal financiamiento contemplado en el Proyecto de Ley de Presupuesto para el ejercicio fiscal 2012, estará constituido por las rentas internas no petroleras, asociadas a la actividad económica doméstica, que responden a las políticas tributarias y de promoción sectorial de desarrollo y crecimiento económico.

En tal sentido, por ejemplo, en el ámbito de las industrias básicas y minería, se plantean diversas estrategias, entre las cuales destaca la unificación de los procesos de producción, desde sus inicios en la fase de extracción de materias primas, pasando por su transformación en productos terminados, hasta llegar a la fase final de su comercialización.

De la misma manera, motivado al crecimiento que ha experimentado el sector de las telecomunicaciones, el Ejecutivo Nacional por órgano de la Comisión Nacional de Telecomunicaciones (Conatel), para el año 2012 prevé adelantar acciones tendientes al mejoramiento de los procesos de declaración y liquidación de los tributos asociados a tan importante sector, cuyo auge durante los últimos años, ha derivado en su mayor participación dentro del financiamiento de la gestión del Gobierno Nacional.

Una vez esbozada la política de recursos 2012 del Ejecutivo Nacional, y efectuado el análisis de los factores asociados a su consecución, se muestran en el cuadro N° 5-1 y el gráfico N° 5-1 los detalles de la estructura del presupuesto de recursos de la República para el ejercicio fiscal 2012 (ingresos y fuentes de financiamiento), y la participación específica de cada rubro respecto al total.

El total de recursos, que respalda el Proyecto de Ley de Presupuesto para el ejercicio fiscal 2012 asciende a la cantidad de Bs. 297.836,7 millones; de dicho monto, se estima recaudar por concepto de ingresos corrientes ordinarios petroleros la suma de Bs. 67.813,1 millones, los cuales aportarán un 22,8 por ciento al financiamiento total de la República. Por otra parte, representando un 55,4 por ciento de los recursos totales previstos para el año 2012, se proyecta un monto de Bs. 165.251,9 millones, que corresponde a la previsión de ingresos corrientes ordinarios no petroleros, asociados al desarrollo de las distintas actividades económicas internas. Dichos ingresos tienen como sustento los instrumentos legales vigentes que habilitan al Estado Venezolano para la aplicación de tributos, regalías y cualquier otro instrumento coercitivo, que le provea financiamiento a sus funciones. Finalmente, se espera obtener un total de fuentes de financiamiento que alcanza a Bs. 64.771,7 millones, los cuales tendrán origen en el adelanto de operaciones de crédito público por Bs. 64.527,0 millones, y en la utilización de recursos provenientes de la disminución de otros activos financieros de la República por la cantidad de Bs. 244,7 millones.

CUADRO N° 5-1
INGRESOS Y FUENTES DE FINANCIAMIENTO

PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)

CONCEPTOS	MONTO	PARTICIPACIÓN PORCENTUAL
A. INGRESOS CORRIENTES	**233.065,0**	**78,2**
A.1 INGRESOS CORRIENTES ORDINARIOS	**233.065,0**	**78,2**
I. Ingresos Petroleros	**67.813,1**	**22,8**
1. Impuesto Sobre la Renta (ISLR)	8.500,0	2,9
2. Ingresos del Dominio Petrolero	53.313,1	17,9
3. Dividendos de Petróleos de Venezuela, S.A. (Pdvsa)	6.000,0	2,0
II. Ingresos del Hierro	**158,7**	**0,0**
III. Ingresos por Otros Minerales	**220,5**	**0,1**
IV. Ingresos Internos	**164.872,7**	**55,3**
1. Impuestos	**162.409,8**	**54,5**
1.1. Impuesto Sobre la Renta - Otras Actividades	42.922,7	14,4
Impuesto Sobre la Renta a Otras Personas Jurídicas	33.343,9	11,2
Impuesto Sobre la Renta a Personas Naturales	9.578,8	3,2

CUADRO N° 5-1
INGRESOS Y FUENTES DE FINANCIAMIENTO
PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)

CONCEPTOS	MONTO	PARTICIPACIÓN PORCENTUAL
1.2. Impuesto al Valor Agregado (Neto)	87.160,3	29,3
1.3. Impuestos de Importación	12.139,7	4,1
1.4 Impuestos de Licores	3.645,9	1,2
1.5. Impuestos de Cigarrillos	8.873,9	3,0
1.6. Impuesto al Consumo de Gasolina y Otros Derivados del Petróleo	4.226,9	1,4
1.7. Impuestos Varios	3.440,4	1,1
2. Ingresos por Tasas	**1.550,2**	**0,5**
2.1. Servicios de Aduana	812,2	0,3
2.2. Timbres Fiscales	283,8	0,1
2.3. Otras Tasas	454,2	0,1
3. Ingresos de la Propiedad	**2,0**	**0,0**
3.1. Alquileres	2,0	0,0
4. Otros Ingresos	**910,7**	**0,3**
B. FUENTES DE FINANCIAMIENTO	**64.771,7**	**21,8**
B.1 DISMINUCIÓN DE OTROS ACTIVOS	**244,7**	**0,1**
1. Disminución de deudas de cuentas por rendir a corto plazo (Reintegros)	**244,7**	**0,1**
B.2 INCREMENTO DE PASIVOS	**64.527,0**	**21,7**
1. Proyecto de Ley Especial de Endeudamiento Anual 2012	**64.527,0**	**21,7**
1.1. Proyectos por Endeudamiento	18.707,0	6,3
1.2. Servicio de la Deuda Pública	25.820,0	8,7
1.3. Gestión Fiscal	20.000,0	6,7
TOTAL	**297.836,7**	**100,0**

Gráfico Nº 5-1
Ingresos y Fuentes de Financiamiento
(Porcentaje de participación de los ramos de ingresos con respecto al total)
Año 2012


1/ Incluye ingresos del hierro y otros minerales
55,4
1/
60,0
50,0
40,0
30,0
20,0
10,0
0,0
Porcentajes
22,8
21,8
Ingresos Corrientes Petroleros
Ingresos Corrientes Internos
Fuentes de Financiamiento
Conceptos

5.2 Ingresos Corrientes Ordinarios

5.2.1 De Origen Externo

- **Ingresos Petroleros**

Los recursos que se incluirán en el Proyecto de Ley de Presupuesto del año 2012, provenientes de las actividades desarrolladas por la industria petrolera nacional se ubican en Bs. 67.813,1 millones. Dicha estimación, se sustenta en las leyes que establecen los tributos que conforman el aporte fiscal de este rubro de ingresos, tales como la Ley Orgánica de Hidrocarburos (LOH), la Ley Orgánica de Hidrocarburos Gaseosos (LOHG) y la Ley de Impuesto sobre la Renta (ISLR), así como en las políticas que sobre esta materia ha dictado el Gobierno Nacional, para lograr la soberanía de la industria petrolera. Estos ingresos representan 22,8 por ciento del total de recursos y 29,1 por ciento de los ingresos corrientes ordinarios.

En materia nacional, la política petrolera tiene como principal fundamentación la transferencia de la riqueza petrolera hacia el pueblo, mediante la transformación y explotación de las grandes reservas de hidrocarburos del subsuelo venezolano y la obtención de las rentas que ellas generan para el desarrollo del país.

Asimismo, Petróleos de Venezuela, S.A. (Pdvsa), conjuntamente con el Banco Central de Venezuela (BCV) apoyan la actividad económica nacional, gracias a los aportes que ambos realizan al Fondo de Desarrollo Nacional (Fonden). Dichos recursos, son destinados a áreas vitales de la sociedad, mediante proyectos de educación, salud, infraestructura, entre otros. Adicionalmente, la industria petrolera también contribuye con diferentes proyectos impulsados por el gobierno, mediante el nuevo Decreto con Rango, Valor y Fuerza de Ley que crea contribución especial por precios extraordinarios y precios exorbitantes en el mercado internacional de hidrocarburos (Gaceta Oficial de la República Bolivariana de Venezuela N° 6.022 Extraordinario, de fecha 18/04/2011).

De igual manera, el Ejecutivo Nacional ha venido trabajando sin descanso en consolidar las acciones que se ejecutan a través de la Alianza Bolivariana para los pueblos de nuestra América (ALBA), en general, y de Petrocaribe en particular. Su principal misión ha sido la integración energética al servicio de los pueblos de América, de manera de asegurar el suministro estable de los productos energéticos, con condiciones de financiamiento flexibles, en beneficio de los países latinoamericanos y caribeños.

En el mismo orden de ideas, la República Bolivariana de Venezuela ha establecido relaciones comerciales con países hermanos, con la finalidad de mejorar la calidad de vida del pueblo venezolano, así como para diversificar sus mercados naturales. Uno de los principales convenios suscritos por el país es el firmado con la República Popular China, que contribuirá con el financiamiento de proyectos de infraestructura, salud, telecomunicaciones, agricultura, entre otros.

Por otra parte, las estimaciones que se incluyen en el Proyecto de Ley de Presupuesto 2012 consideran aquellos factores de carácter externo, que afectan significativamente, las variables volumétrico financieras que se utilizan para las proyecciones de la contribución fiscal petrolera y principalmente, las fluctuaciones de los precios de realización de la cesta de crudos y productos.

Dentro de estos aspectos destacan los siguientes: la intervención militar dirigida por la Organización del Tratado del Atlántico Norte (OTAN) contra el pueblo hermano de Libia, país que por poseer grandes reservas de crudos de alta calidad, es codiciado por las grandes potencias, lo que ha traído como consecuencia una escalada en los precios del petróleo, así como una disminución en la producción y exportación del hidrocarburo por parte de este país, lo que seguirá afectando los precios del crudo mientras dure la situación y se restablezca la paz en esa nación. Asimismo, otros países del medio oriente se han visto envueltos en problemas sociales y políticos que han causado fluctuaciones importantes de los precios del petróleo. De igual manera, a pesar de la ralentización del crecimiento mundial a corto plazo, se estima que la demanda petrolera seguirá fortalecida acompañada de una oferta con restricciones, generando condiciones para el alza en la cotización del crudo. Igualmente, otros elementos que pueden causar variaciones en las cotizaciones del crudo son las transacciones especulativas que se realizan con los instrumentos financieros derivados del petróleo, la posición del dólar frente al euro y otras monedas de referencia, los huracanes que se producen en los océanos Atlántico y Pacífico y que pueden afectar las instalaciones petroleras ubicadas en el Golfo de México, así como la investigación y desarrollo de nuevas fuentes de energía sustitutas del petróleo ante su eventual escasez y el aumento de sus precios a niveles inalcanzables para los países pobres, entre otros aspectos.

Una vez considerados todos estos puntos y acatando las decisiones que se toman en las asambleas de la Organización de Países Exportadores de Petróleo (OPEP), en virtud de que Venezuela es miembro de dicho ente, se proyectan las variables volumétrico-financieras que sirven de fundamento a las estimaciones de la contribución fiscal de origen petrolero para el Proyecto de Ley de Presupuesto del ejercicio fiscal 2012.

En el cuadro N° 5-2 se observan los ingresos que la industria petrolera nacional entregará al Fisco Nacional durante el ejercicio fiscal 2012:

CUADRO N° 5-2
INGRESOS PETROLEROS
PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)

CONCEPTOS	MONTO	PARTICIPACIÓN PORCENTUAL
Impuesto sobre la Renta (ISLR)	8.500,0	12,5
Ingresos del Dominio Petrolero	53.313,1	78,6
Dividendos de Petróleos de Venezuela S.A (Pdvsa)	6.000,0	8,9
TOTALES	**67.813,1**	**100,0**

Fuente: Pdvsa

- ## Ingresos del Sector Minero

En el sector minero, luego de superar parcialmente en el 2011, las dificultades de producción ocasionadas por el recorte eléctrico decretado durante el primer semestre de 2010, se prevén grandes expectativas para el año 2012, ejercicio durante el cual se ejecutarán planes y políticas de expansión e inversión por parte de las empresas básicas relacionadas con el hierro, metalurgia, aluminio y acero; actividades éstas tuteladas y administradas por el Ministerio del Poder Popular para las Industrias Básicas y Minería (Mibam), como representante del Ejecutivo Nacional, cuyos resultados redundarán en un incremento en la producción, que a su vez derivará en mayores contribuciones fiscales al erario nacional.

Dichas políticas vienen siendo implementadas por el Mibam, mediante la aplicación del Plan Guayana Socialista 2009-2019. Este Plan fue puesto en marcha en el año 2009 y su esencia viene dada por la activa participación de los trabajadores relacionados con el sector hierro-acero, aluminio y metalurgia, expresada en la nacionalización e integración de las empresas de este importante sector, mediante la unidad de sus procesos que van desde la extracción de las materias primas, pasando por su transformación en productos terminados hasta su comercialización.

Es así como se abre paso a las Corporaciones Socialistas del Hierro-Acero y Aluminio y el Plan Siderúrgico Nacional. Las primeras, tienen como propósito avanzar en el establecimiento de nuevas relaciones sociales de producción, con preeminencia en lo productivo y en la humanización del trabajo, para perfilarse así, como una vía idónea para asegurar la sustentabilidad de las empresas básicas, a fin de ratificar su compromiso con la población venezolana. El segundo, se encuentra sustentado en tres objetivos fundamentales: 1) establecer una producción fundamental para abastecer la demanda nacional, 2) fortalecer la soberanía nacional e 3) impulsar el control obrero.

En este sentido, el Gobierno Nacional ha promovido la consolidación de la democracia participativa y protagónica en las decisiones de las empresas, mediante el ejercicio del control obrero, cuyo fin primordial es darle participación a los trabajadores en la toma de decisiones relevantes para las empresas básicas del Estado, manteniendo como norte la inclusión de la clase trabajadora en el manejo de la información y los procesos de gestión en dichas empresas. Por su parte, el Plan Siderúrgico Nacional, toma mayor auge con la nacionalización de la Siderúrgica del Turbio, S.A. (Sidetur), medida que corresponde al cambio de modelo de producción hacia el socialismo, que permitirá reordenar el sector siderúrgico del país.

A su vez, el Ejecutivo Nacional por intermedio del Mibam, ha sido participe de nuevas estrategias de producción, estableciendo alianzas con delegaciones internacionales, principalmente provenientes de China, Bielorrusia e Irán.

Entre los acuerdos alcanzados con China, se tiene previsto un financiamiento mediante la utilización del fondo chino, con el objeto de adelantar proyectos de inversión en tres de las empresas. En la Siderúrgica del Orinoco "Alfredo Maneiro" (Sidor), se llevará adelante la puesta en marcha de una planta de mallas electrosoldadas, destinadas a la construcción de viviendas y la instalación de equipos y piezas de acero circulares, que constituyen la materia prima para la fabricación de tubos sin costura para la industria petrolera. Cabe destacar, que siendo Venezuela un gran consumidor de este tipo de tubos, con la implantación de este proyecto se evitaría su importación, generándose un considerable ahorro de divisas por este concepto. En Alcasa ya se aprobaron los recursos para la reestructuración de su plataforma tecnológica, con el fin de mejorar los procesos de reducción, fundición, laminación y la nueva planta extrusora, para así incrementar la producción de aluminio con un mayor ahorro de energía eléctrica. Por otro lado, en Bauxilum se programa adquirir maquinarias que permitan mejorar el tratamiento de los iodos rojos y todo lo relacionado con el proceso de explotación de la bauxita.

De igual forma, con Bielorrusia se firmaron acuerdos de cooperación para la adquisición de maquinaria pesada, equipos mineros y vehículos de transporte. Por otro lado, con Irán fueron firmados acuerdos que ya han visto materializados sus frutos con la puesta en marcha de la empresa mixta Venirantractor, C.A., donde ya se han ensamblado y colocado en el mercado nacional dos modelos de tractores (el 285 4WD y el 399 4WD), con insumos elaborados por las empresas básicas. Estos tractores son útiles principalmente para el sector agrícola y el traslado de carga pesada.

Es necesario destacar, que el Mibam forma parte de los entes llamados a incorporarse a la Misión Vivienda, lo que le compromete a garantizar el suministro de materiales para el plan de construcción de viviendas, en las áreas del país incluidas en el decreto de emergencia debido al período de lluvia experimentado a finales de 2010, y que continuó durante el año 2011. Por tal motivo, el Mibam se plantea como medida fundamental para el año 2012, reactivar las líneas de producción de todas las empresas básicas, incluidas Sidor y Sidetur, con el objeto de elaborar los insumos de construcción como son: cabillas, alambrones y láminas electrosoldadas. De igual forma, se incorpora CVG Ferrocasa con el objeto de desarrollar complejos habitacionales, asistenciales, culturales y recreacionales, manteniendo como concepción fundamental el Desarrollo Endógeno, con la participación creativa y protagónica de las comunidades organizadas y de los trabajadores y trabajadoras, bajo el marco de un irrestricto respeto al medio ambiente y los derechos humanos. Esas alentadoras perspectivas de crecimiento para el sector minero, permiten al Ejecutivo Nacional planificar la generación de una masa considerable de ingresos fiscales provenientes del mismo para el ejercicio fiscal 2012, año para el cual el Mibam tiene planteado como meta generar recursos a la República por la cantidad de Bs. 379,2 millones, los cuales se encuentran distribuidos en ingresos del dominio minero-hierro, Bs. 158,7 millones ingresos del dominio minero-otros minerales por la cantidad de Bs. 220,5 millones.

- **Ingresos del Hierro**

  El sector del hierro en aras de contribuir al desarrollo económico del país, ha estructurado sus operaciones mediante la participación de CVG Ferrominera del Orinoco (FMO), empresa adscrita al Mibam y cuya responsabilidad está orientada a la explotación de la industria del mineral de hierro. El objetivo principal de esta empresa es mantener de forma sostenible y sustentable su productividad, calidad y competitividad, para abastecer oportuna y suficientemente a la industria siderúrgica nacional y aquellos mercados internacionales que resulten económica y estratégicamente atractivos.

El hierro y el acero ocupan una posición ventajosa para contribuir al desarrollo económico venezolano, ya que poseen magnificas condiciones competitivas en su proceso de extracción. En este sentido, la FMO ha visto fortalecida su responsabilidad con la incorporación de empresas como Sidetur y Sidor, considerando que el hierro es materia prima para el proceso de fabricación del acero, siendo este último útil en diversas áreas, que van desde la fabricación de herramientas, utensilios, equipos médicos y mecánicos hasta la elaboración de estructuras y perfiles como el Metalcón, necesarios para la construcción de viviendas y edificios.

Es por ello que para el año 2012, el Ejecutivo Nacional, por intermedio del Mibam prevé optimizar su capacidad productiva, mediante el establecimiento de convenios internacionales, principalmente con China, y así garantizar el fortalecimiento de la extracción y procesamiento del mineral del hierro, para el suministro de materia prima al mercado nacional e internacional, a fin de reafirmar la presencia de Venezuela en el mundo como país poseedor de una significativa infraestructura industrial en el sector del hierro y del acero.

En este sentido, el Mibam para el ejercicio fiscal 2012 estima aportar recursos al Fisco Nacional por la cantidad de Bs. 158,7 millones. Dichos recursos tienen su origen en el impuesto de explotación sobre el hierro, el cual proviene de las concesiones de exploración exclusiva y de zonas reservadas en el territorio nacional.

- **Ingresos por Otros Minerales**

Las actividades de exploración, explotación y transformación de los otros minerales son tuteladas por el Mibam y se encuentran representadas por minerales como oro, plata, platino y otros metales asociados a este último, así como por el carbón, cuarzo, níquel, laterita ferreginosa, cristal de roca, feldespato y bauxita.

El Mibam ha mancomunado esfuerzos para sumarse a los planes desarrollados por el Ejecutivo Nacional, dentro de los que destaca el Plan de Aprovisionamiento de Materias Primas e Insumos. Dicho plan está dirigido a adquirir materias primas e insumos para todas las plantas de aluminio, con el fin de garantizar la continuidad operativa, mantener el plan de normalización de las capacidades instaladas de las empresas de aluminio, lograr los niveles de producción planificados y aumentar la producción. Con este plan, se busca restablecer los inventarios de cada una de las plantas de las empresas del aluminio, así como la recuperación progresiva de los volúmenes de producción y cumplir con las metas previstas en el Plan Operativo 2012 sobre la Corporación Socialista de Aluminio: bauxita y alúmina, ánodos de carbón, aluminio primario y productos terminados.

Por otra parte, mediante el Decreto N° 8.413 de la Presidencia de la República publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.759 del 16/09/2011, se dicta el Decreto con Rango, Valor y Fuerza de Ley Orgánica que reserva al Estado las Actividades de Exploración y Explotación del Oro, así como las conexas y auxiliares a éstas. Esta normativa tiene por objeto regular lo relativo al régimen de las minas y yacimientos de oro, donde el Estado se reserva las actividades primarias, conexas y accesorias al aprovechamiento de dicho mineral y la creación de empresas para su ejercicio, con el propósito de revertir los efectos negativos del anterior modelo minero.

Dicho Decreto Ley establece en su artículo 5 que las actividades mineras sólo podrán ser ejercidas por: 1) la República o a través de sus institutos públicos o por empresas de su exclusiva propiedad o filiales de éstas y 2) empresas mixtas en las cuales la República o empresas de su exclusiva propiedad o filiales de éstas, tengan control de sus decisiones y mantengan una participación mayor al cincuenta y cinco por ciento (55,0%) del capital social. En el mencionado Decreto Ley, se indica que el Estado por razones de carácter estratégico se reserva las actividades primarias, auxiliares y conexas para el aprovechamiento del oro. En este sentido, se prevé que las grandes empresas mineras cancelarán por regalías el trece por ciento (13,0%) y las pequeñas empresas el tres por ciento (3,0%) y deberán migrar como empresas mixtas donde el Estado tendrá la mayoría accionaria. De estas medidas se esperan obtener efectos positivos como son: la creación de más fuentes de empleo, así como la producción eficiente del metal. Simultáneamente a la nacionalización del oro, se decretó el Plan Estratégico de la Faja del Orinoco y el Arco Minero, en el cual se autoriza a Petroanzoátegui para formar alianza con CVG Compañía General de Minería de Venezuela C.A. (Minerven), con el objeto de articular en una sola estrategia el desarrollo del área petrolera y minera, para constituir el modelo socialista minero.

Bajo esta perspectiva, para el año 2012 el Mibam aportará al Fisco Nacional Bs. 220,5 millones, provenientes de las actividades relacionadas con la explotación de: oro, plata, platino y otros metales asociados a este último (Bs. 22,5 millones); otros minerales como carbón, cuarzo, níquel, laterita ferreginosa, cristal de roca, feldespato y bauxita (Bs. 98,5 millones) y las ventajas especiales mineras (Bs. 99,5 millones).

5.2.2 De Origen Interno

Los recursos de origen interno que se prevé ingresen al Fisco Nacional durante el año 2012, se estima alcancen la cantidad de Bs. 164.872,7 millones, lo que representa 55,3 por ciento del total de ingresos y fuentes de financiamiento de la República y 70,7 por ciento de los ingresos corrientes ordinarios. Dichos recursos estarán constituidos por: Bs. 162.409,8 millones derivados de la recaudación de impuestos, Bs. 1.550,2 millones por concepto de tasas, Bs. 2,0 millones por ingresos de la propiedad y Bs. 910,7 millones provenientes de otros ingresos de origen interno.

Para el año 2012, la política económica del Ejecutivo Nacional continuará orientada hacia el logro de un sólido ciclo de recuperación, crecimiento y reducción de las presiones inflacionarias existentes, propiciando el tránsito hacia la consolidación de una economía que se convierta en un ejemplo de país con vocación de participar en la economía mundial, mediante la promoción y afianzamiento de la exportación de bienes y servicios no petroleros.

Para ello, el Gobierno de la República Bolivariana de Venezuela estima seguir implementando una política de ingresos conservadora para la elaboración del Presupuesto de la Nación, basada en una serie de acciones estrictamente administrativas destinadas a continuar mejorando la eficiencia en el cobro de los impuestos, el fortalecimiento de la administración tributaria, la reducción de la evasión fiscal y el contrabando aduanero, alcanzar la meta de actualización del registro de contribuyentes y agilizar el despacho y control de las mercancías en las aduanas.

Por todo lo anterior, el Servicio Nacional Integrado de Administración, Aduanera y Tributaria (Seniat), como ente responsable de la administración y control de las principales rentas de origen no petrolero de la Nación, acatando las directrices establecidas en las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista 2007-2013, espera para el ejercicio fiscal 2012, dar continuidad a las políticas de recaudación y fiscalización establecidas dentro del Plan Evasión Cero, Plan Contrabando Cero, y Proyecto Dotación y Equipamiento Tecnológico, dado que estos constituyen el soporte fundamental para el logro de los objetivos definidos en el proceso de cambio que adelanta el Estado Venezolano.

La filosofía en que se basa el Plan Evasión Cero continuará siendo la constante disminución en los niveles de evasión fiscal, el cumplimiento de los deberes formales tributarios y la consolidación de la cultura tributaria, entre los contribuyentes y la población en general.

Por su parte, el Plan Contrabando Cero, seguirá aplicándose durante el año 2012, con el firme propósito de seguir incrementando la eficiencia en el manejo y control del sistema aduanero, las operaciones de comercio exterior y el fortalecimiento de la capacidad tecnológica, mediante la constante actualización.

Asimismo, el Proyecto Dotación y Equipamiento Tecnológico, como soporte de los planes evasión y contrabando cero, permitirá seguir combatiendo la minería ilegal, el contrabando y el fraude tributario, basándose en la adopción de tecnologías de punta para la supervisión y control en puertos, aeropuertos, muelles, embarcaderos, zonas inmediatas o adyacentes a las fronteras y zonas de libre comercio.

Sobre la base de un sostenido afianzamiento de los planes antes indicados, el Seniat estima que para el ejercicio fiscal 2012 experimentará un considerable incremento la recaudación de las rentas bajo su jurisdicción, especialmente las que se señalan como de mayor preponderancia dentro del ámbito no petrolero del país como son el impuesto sobre la renta (ISLR), el impuesto al valor agregado (IVA) y la renta aduanera, constituida por el impuesto de importación ordinario y la tasa por servicios de aduana.

A continuación se presentan los principales rubros de rentas que conforman los ingresos corrientes ordinarios originados desde el sector interno del país.

- **Impuestos**

  Para el Proyecto de Ley de Presupuesto 2012, se estima ingresarán a la Oficina Nacional del Tesoro (ONT) Bs. 162.409,8 millones por este concepto, que representan 54,5 por ciento del total de ingresos y fuentes de financiamiento de la República. En el cuadro N° 5-3 y el gráfico N° 5-2 se discriminan los diversos impuestos aplicados al sector interno de la economía:

CUADRO N° 5-3
IMPUESTOS
PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)

CONCEPTOS	RECAUDACIÓN
Impuesto sobre la Renta Otras Actividades 1/	42.922,7
Impuesto al Valor Agregado (Neto)	87.160,3
Impuestos de Importación	12.139,7
Impuestos de Licores	3.645,9
Impuestos de Cigarrillos	8.873,9
Impuesto al Consumo de Gasolina y Otros Derivados del Petróleo	4.226,9
Impuestos Varios	3.440,4
TOTAL	162.409,8

1/ Incluye ISLR a otras personas jurídicas y personas naturales
Fuente: Seniat, Conatel y Pdvsa.

Gráfico N° 5-2
Distribución de la Recaudación por Impuestos
(Estructura Porcentual)
Año 2012


Impuestos de cigarrillos 5,5%
Impuesto al consumo de gasolina y otros derivados del petróleo 2,6%
Impuestos varios 2,1%
ISLR otras actividades 26,4%
Impuestos de licores 2,2%
Impuestos de importación 7,5%
IVA (Neto) 53,7%

- **Impuesto sobre la Renta Otras Actividades**

El Ejecutivo Nacional estima que para el ejercicio fiscal 2012 la participación de este impuesto con respecto al total de recursos de la República represente 14,4 por ciento, al proyectar su recaudación en Bs. 42.922,7 millones, que provendrá de la imposición de este impuesto a las personas jurídicas que integran el sector interno productor de bienes y servicios del país (Bs. 33.343,9 millones), y de la aplicación de los gravámenes establecidos por esta Ley a las personas naturales (Bs. 9.578,8 millones).

Como señala el artículo 1 de la Ley de Impuesto sobre la Renta publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.628 de fecha 16/02/2007, causarán el pago obligatorio de este impuesto los enriquecimientos anuales, netos y disponibles obtenidos en dinero o en especies, y toda persona natural o jurídica residente o domiciliada en el país, pagará impuestos sobre sus rentas, sea que la causa o la fuente de sus ingresos este situada dentro o fuera del país. Asimismo, cancelarán este tributo las personas naturales o jurídicas no residentes o no domiciliadas, siempre que la fuente de sus enriquecimientos esté u ocurra dentro del país, aunque no tengan establecimiento permanente o base fija en el Territorio Nacional. De igual forma, quedan sujetas al pago de este impuesto las personas naturales o jurídicas domiciliadas o residenciadas en el extranjero que tengan un establecimiento permanente o una base fija en el país, y tributarán exclusivamente por los ingresos de fuente nacional o extranjera atribuibles a dicho establecimiento permanente o base fija. Las tarifas dispuestas por la Ley para el pago correspondiente de ISLR, se encuentran establecidas en los artículos 50 (tarifa N° 1 para personas naturales) y 52 (tarifa N° 2 para las compañías anónimas y contribuyentes asociados a éstas).

Para el año 2012, el Seniat como ente encargado de la administración de este importante tributo de origen no petrolero, espera dar continuidad y seguimiento a los procesos de fiscalización y recaudación, a través de la constante ampliación de la base de declarantes, mejorando la distribución equitativa de las cargas fiscales entre los diversos grupos económicos y sociales, fomentando el uso de mecanismos de liberación, suspensión y devoluciones que permitan atenuar las cargas fiscales sobre los grupos sociales de mayor grado de exclusión, y aplicando programas de exhortación al pago voluntario, haciendo énfasis en los sectores más productivos del país.

En el cuadro N° 5-4 y el gráfico N° 5-3 se muestra la tendencia observada por la recaudación de este impuesto para el periodo 2007-2011, así como la estimación para el Proyecto de Ley de Presupuesto 2012.

CUADRO N° 5-4
IMPUESTO SOBRE LA RENTA-OTRAS ACTIVIDADES 1/

PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)
AÑOS 2007-2012

AÑOS	RECAUDACIÓN
2007	16.648,5
2008(*)	21.790,7
2009(*)	26.129,5
2010(*)	28.136,7
2011(*)	35.503,5
2012(**)	42.922,7

(*) Cifras provisionales
(**) Cifras estimadas
1/ Incluye ISLR a otras personas jurídicas y a personas naturales
Fuente: Seniat y ONT

Gráfico Nº 5-3
Impuesto Sobre la Renta Otras Actividades
(Millones de Bolívares)
Años 2007-2012


42.000
36.000
30.000
24.000
18.000
12.000
6.000
0
Millones de Bolívares
2007
2008
2009
2010
2011
2012
Años

- **Impuesto al Valor Agregado (Neto)**

  Para el Proyecto de Ley de Presupuesto 2012, se estima que la ONT perciba por la aplicación de este impuesto la cantidad de Bs. 87.160,3 millones (29,3% del total de recursos y 37,4% de los ingresos corrientes ordinarios), la cual estará conformada por Bs. 72.369,5 millones derivados del impuesto establecido a las actividades llevadas a cabo por el sector interno de la economía y Bs. 14.790,8 millones provenientes del sector importador del país.

  La cantidad que por concepto de IVA (Neto) se prevé recaudar durante el año 2012, resulta de descontar los Certificados Especiales de Reintegros Tributarios (CERT) causados a la estimación que por concepto de IVA (Bruto) proyectó el Seniat para dicho ejercicio fiscal. Los CERT son documentos emitidos por la administración tributaria, que son entregados a los contribuyentes ordinarios a manera de incentivo, por realizar actividades de exportación de bienes o servicios de producción nacional. El cálculo del monto a recaudar por concepto de IVA, se hizo basándose en una alícuota de 12,0 por ciento.

  El IVA, tal como lo establece el artículo 1 de la Ley es un impuesto indirecto, el cual grava la enajenación de bienes muebles, la prestación de servicios y la importación de bienes, cancelados por las personas naturales o jurídicas, las comunidades, los consorcios y demás entes jurídicos o económicos, públicos o privados, que realicen las actividades establecidas como hechos imponibles en la Ley.

  Se mantienen vigentes para el ejercicio económico 2012 las alícuotas impositivas establecidas en la Ley del IVA, aplicables a la base imponible correspondiente, tal como se muestran continuación:

  - Una alícuota del cero por ciento (0,0%) aplicable a las ventas de exportación de bienes muebles y a las exportaciones de servicios, así como una alícuota de cero por ciento (0,0%) determinada para las ventas de hidrocarburos naturales efectuadas por las empresas mixtas, tal como lo establece el articulo 27 de la Ley.

- La aplicación de una alícuota adicional del diez por ciento (10,0%) a las ventas u operaciones asimiladas a venta y las importaciones, habituales o no, de los bienes de consumo suntuario indicados en el articulo 61, del Título VII de la Ley.

- Una tasa de ocho por ciento (8,0%) aplicable a algunas operaciones de importación y venta de bienes y servicios establecidas en la ley vigente, tal como lo determina el artículo 63.

En cuanto a la recaudación procedente de la aplicación del IVA, el Ejecutivo Nacional prevé mantener un listado de bienes de consumo exentos (articulo 18 de la Ley). De igual forma, seguirá estableciendo exoneraciones del pago del IVA, que beneficiarán de forma directa a la población, al otorgarle ventajas impositivas al precio de los bienes y servicios necesarios, para encarar con éxito y de manera óptima las crisis generadas por las inclemencias climáticas y los efectos de la inflación, producto del desequilibrio que aqueja a la economía global. Por otro lado, el Ejecutivo Nacional mantendrá el apoyo a las clases de menores recursos durante el año 2012, dándole continuidad a programas sociales tales como: el Programa Mi Casa Bien Equipada, el Plan de Emergencia para Terrenos y Vivienda, y la Gran Misión Vivienda Venezuela, así como también a los relativos al Programa de Transporte Público de Personas, y el mantenimiento, atención de fallas, inspección y supervisión del sistema eléctrico nacional, entre otros.

En el cuadro N° 5-5 se presenta el comportamiento y la proyección para el año 2012 de este importante impuesto.

CUADRO N° 5-5
IMPUESTO AL VALOR AGREGADO (NETO)

PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)
AÑOS 2007-2012

AÑOS	RECAUDACIÓN
2007	27.563,7
2008(*)	31.335,4
2009(*)	41.627,8
2010(*)	56.100,5
2011(*)	75.071,8
2012 (**)	87.160,3

(*) Cifras provisionales
(**) Cifras estimadas
Fuente: Seniat y ONT

El gráfico N° 5-4 demuestra el crecimiento sostenido que ha experimentado la recaudación de esta renta en los últimos años y el monto que se prevé recaudar por este rubro para el año 2012.

Gráfico Nº 5-4
Impuesto al Valor Agregado (Neto)
(Millones de Bolívares)
Años 2007-2012


90.000,0
80.000,0
70.000,0
60.000,0
50.000,0
40.000,0
30.000,0
20.000,0
10.000,0
0,0
Millones de Bolívares
2007
2008
2009
2010
2011
2012
Años

- **Impuestos de Importación**

Los recursos programados por este rubro de ingresos para el año 2012 se ubicarán en Bs. 12.139,7 millones; en términos del total de ingresos y fuentes de financiamiento de la Nación, estos recursos representan 4,1 por ciento y con respecto a los ingresos corrientes ordinarios 5,2 por ciento. Constituyen este tributo los ingresos derivados del impuesto de importación de bultos postales y del impuesto de importación ordinario como tal; así como también el impuesto interno por la importación de alcoholes y bebidas alcohólicas. Son pechados por este gravamen y de acuerdo al arancel de aduanas, los recursos originados de la nacionalización de las mercancías clasificadas como de importación, las cuales ingresan al territorio nacional por vía marítima, fluvial, aérea, terrestre o por correo a través de bultos postales.

Con referencia a la captación de recursos derivados de la aplicación de los impuestos aduanales, el Seniat propone para el ejercicio fiscal 2012, seguir estableciendo un conjunto de acciones de alto impacto, que conlleven a seguir incrementando los niveles de recaudación procedente de este sector económico, entre las cuales se establece el desarrollo de estrategias comunicacionales, que tengan como fin erradicar el contrabando, la evasión, elusión fiscal y la piratería, el fortalecimiento de las unidades operativas de las zonas fronterizas, mediante la adquisición y dotación de equipos de seguridad y resguardo de las instalaciones del servicio, a fin de avanzar en la disminución del contrabando, optimizar los controles orientados a disminuir la subfacturación y sobrefacturación de mercancías, la construcción y dotación de laboratorios de aduanas, con los cuales se estima preservar los derechos de importación, al poder determinar con precisión la legitimidad de los productos y ejercer un mayor control sobre las mercancías nocivas a la salud y al medio ambiente.

De igual forma, el ente responsable de la administración, control y fiscalización de esta renta, estima seguir aplicando durante el año 2012 el "Plan Contrabando Cero", con el firme propósito de continuar incrementando la eficiencia en el manejo y control del sistema aduanero, las operaciones de comercio exterior y el fortalecimiento de la capacidad tecnológica, mediante la constante actualización. Asimismo, se prevé seguir reforzando el Proyecto de dotación y equipamiento, mediante la capacitación del recurso humano y la implantación de nuevas infraestructuras físicas y tecnológicas, optimizando el uso de las herramientas, sistemas y aplicaciones informáticas en beneficio del control aduanero.

En el cuadro N° 5-6 y el gráfico N° 5-5 se puede apreciar el comportamiento que ha experimentado la recaudación de este impuesto durante el período 2007-2011 y lo que el Fisco Nacional prevé percibir por esta renta para el ejercicio fiscal 2012:

CUADRO N° 5-6
IMPUESTOS DE IMPORTACIÓN

PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)
AÑOS 2007-2012

AÑOS	RECAUDACIÓN
2007	8.284,4
2008(*)	7.340,9
2009(*)	5.914,0
2010(*)	8.503,6
2011(*)	12.262,7
2012(**)	12.139,7

(*) Cifras provisionales
(**) Cifras estimadas
Fuente: Seniat y ONT

Gráfico N° 5-5
Impuestos de Importación
(Millones de Bolívares)
Años 2007-2012


14.000
12.000
10.000
8.000
6.000
4.000
2.000
0
Millones de Bolívares
2007
2008
2009
2010
2011
2012
Años

- **Impuestos de Licores**

Los ingresos que por concepto de impuestos de licores proyecta recaudar el Seniat como ente administrador de este tributo para el ejercicio económico 2012 ascienden a Bs. 3.645,9 millones, lo que significa 1,2 por ciento del total de ingresos y fuentes de financiamiento del presupuesto de la República. Su participación respecto al total de ingresos corrientes ordinarios se calcula en 1,6 por ciento. Conforman la base de cálculo de este gravamen un impuesto al Precio de Venta al Público y un impuesto específico.

Tal como lo establece el artículo 1 de la Ley de reforma parcial de la Ley de Impuesto Sobre Alcohol y Especies Alcohólicas (Lisaea) publicada en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 5.852 Extraordinario, de fecha 05/10/2007, este impuesto se aplicará a la producción nacional o importada de alcohol etílico y especies alcohólicas destinadas al consumo en el país y como está determinado en la Ley de Presupuesto Anual, las alícuotas a aplicar para el pago de este tributo, podrán aumentar o disminuir hasta en 50,0 por ciento.

Las tarifas establecidas para cada una de las especies alcohólicas de origen nacional o importado, se describen detalladamente en el Título II, Capítulo I de la Ley.

Para el ejercicio fiscal 2012, el Seniat seguirá enfatizando su labor en el fortalecimiento de los Planes Evasión Cero y Contrabando Cero, mediante la aplicación de una serie de operativos de verificación de los principales expendios de licores a nivel nacional, comprobando el correcto cumplimiento de los deberes formales que dichos establecimientos deben presentar ante la administración tributaria, erradicando de esta manera, la comercialización ilegal de especies alcohólicas por parte de personas no autorizadas, la cual ocasiona una merma considerable en la recaudación de recursos procedentes de la aplicación de este impuesto.

El cuadro N° 5-7 y el gráfico N° 5-6 reflejan el rendimiento reportado por la aplicación de este impuesto durante el período 2007-2011 y lo que el Seniat estima recaudar por el mismo para el ejercicio fiscal 2012.

CUADRO N° 5-7
IMPUESTOS DE LICORES

PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)
AÑOS 2007-2012

AÑOS	RECAUDACIÓN
2007	1.074,3
2008(*)	1.318,9
2009(*)	1.764,7
2010(*)	2.191,5
2011(*)	2.590,3
2012(**)	3.645,9

(*) Cifras provisionales
(**) Cifras estimadas
Fuente: Seniat y ONT

Gráfico N° 5-6
Impuestos de Licores
(Millones de Bolívares)
Años 2007-2012


4.000
3.500
3.000
2.500
2.000
1.500
1.000
500
0
Millones de Bolívares
2007
2008
2009
2010
2011
2012
Años

- **Impuesto de Cigarrillos**

Para el ejercicio fiscal 2012 se espera que ingrese a la ONT la cantidad de Bs. 8.873,9 millones provenientes de la aplicación de este impuesto al precio de venta al público de los cigarrillos, tabacos y picaduras para fumar. Este tributo se causa al ser producida la especie y se hace exigible al ser retirada de los establecimientos donde se produce. Asimismo, dicho impuesto debe ser cancelado obligatoriamente por todos los fabricantes o importadores de los productos antes mencionados. El monto estimado por este rubro para el Proyecto de Ley de Presupuesto 2012, representa 3,0 por ciento del total de ingresos y fuentes de financiamiento y 3,8 por ciento de los ingresos corrientes ordinarios.

La Ley de Impuesto Sobre Cigarrillos y Manufacturas de Tabaco publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 5.852 Extraordinario, de fecha 05/10/2007, señala en el artículo 2, que la alícuota correspondiente al pago de este tributo se establece en setenta por ciento (70,0%) del precio de venta al público de la especie, así como también en los ajustes al precio de venta al público (PVP) de las cajetillas de cigarrillos, y que podrá ser exonerado total o parcialmente del pago del mismo, la producción nacional de tabaco elaborado por la pequeña industria, si previamente se cumplen los requerimientos exigidos por la Ley, como se indica en el parágrafo único. De igual forma señala el artículo 1, que el Ejecutivo Nacional será el responsable de fijar el precio de venta de las especies y de elevar hasta un tercio la alícuota del impuesto en ella previsto. Asimismo, dicta el artículo 4 de la Ley, que pagarán este gravamen los productos de esta especie dirigidos a zonas francas, puertos libres u otros territorios sujetos a régimen especial.

El rendimiento positivo mantenido en la recaudación de esta renta se debe principalmente al estricto cumplimiento de los programas de control y a la exhaustiva fiscalización de las principales empresas tabacaleras del país. Estas medidas están enmarcadas en los lineamientos del Plan Evasión y Contrabando

Cero; planes que tienen como finalidad la lucha contra el fraude aduanero y el contrabando, catalogados ambos como las principales causas que perjudican y lesionan a la industria tabacalera nacional y por ende a la economía del país.

En el cuadro N° 5-8 y el gráfico N° 5-7 se aprecia la evolución positiva en la recaudación de este tributo para el período 2007-2011 y lo que se prevé ingresará al Fisco Nacional por este impuesto para el año 2012:

CUADRO N° 5-8
IMPUESTO DE CIGARRILLOS

PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)
AÑOS 2007-2012

AÑOS	RECAUDACIÓN
2007	1.365,7
2008(*)	3.236,9
2009(*)	4.204,3
2010(*)	5.400,9
2011(*)	6.190,4
2012(**)	8.873,9

(*) Cifras provisionales
(**) Cifras estimadas
Fuente: Seniat y ONT

Gráfico N° 5-7
Impuesto de Cigarrillos
(Millones de Bolívares)
Años 2007-2012


9.000
8.000
7.000
6.000
5.000
4.000
3.000
2.000
1.000
0
Millones de Bolívares
2007
2008
2009
2010
2011
2012
Años

- **Impuesto al Consumo de la Gasolina y Otros Productos Derivados del Petróleo**

Para el ejercicio fiscal 2012, se contempla recaudar la cantidad de Bs. 4.226,9 millones por concepto del impuesto al consumo de gasolinas y otros derivados del petróleo. Dichas estimaciones se realizaron en concordancia con lo establecido en Ley Orgánica de Hidrocarburos (LOH), normativa legal que rige esta materia. De acuerdo a los numerales 2 y 3 del artículo 48 de la LOH, que determinan las tarifas que se aplicarán al consumo de los derivados de este hidrocarburo, un diez por ciento (10,0%) para el impuesto al consumo propio y entre treinta y cincuenta por ciento (30,0% y 50,0%) para el impuesto al consumo general, se realizaron las siguientes proyecciones: Bs. 1.152,3 millones corresponden al impuesto al consumo general de la gasolina, Bs. 2.875,0 millones al impuesto al consumo general de otros derivados del petróleo, Bs. 5,7 millones se derivan del impuesto al consumo propio de gasolina y Bs. 193,9 millones proceden del impuesto al consumo propio de otros derivados del petróleo.

Es importante mencionar que, de acuerdo a lo establecido en el numeral 3 del artículo 48 de la LOH, la alícuota del impuesto al consumo general debe señalarse anualmente, en la Ley de Presupuesto. En ese sentido, para el año 2012, la misma será de 30,0 por ciento.

El combustible para vehículos que se expende en Venezuela consta de dos tipos, a saber: la gasolina de 91 octanos y 95 octanos, ambas sin plomo. De igual manera, en el caso de los derivados del petróleo, los productos que se venden son el diesel, el fuel oil, el kerosén, el asfalto, las parafinas, los aceites lubricantes, entre otros. Actualmente, las estaciones de servicio cuentan con surtidores de gas para los vehículos que funcionan con el sistema dual. El desarrollo de este tipo de surtidores es debido a los programas lanzados por el Gobierno Nacional, que establecen la venta de vehículos nuevos con el sistema de gasolina y gas, así como la conversión a gas, de manera gratuita, de aquellos vehículos que aún no lo posean. Los programas antes señalados han sido implementados dado que el gas es un producto no contaminante y menos peligroso. Asimismo, en la medida en que se utilice menos gasolina, habrá más disponibilidades para la exportación, lo cual significará ingresos adicionales en divisas.

Las estimaciones del impuesto al consumo general de gasolina y diesel que se incluyen en el Proyecto de Ley de Presupuesto, se registran netas de las subvenciones que el Ejecutivo Nacional concede a distintos proyectos creados con la finalidad de apoyar a los sectores sociales más necesitados en materia de transporte y vialidad en el país. Los fondos que se obtienen de estos subsidios son administrados por la Fundación Fondo Nacional de Transporte Urbano (Fontur) mediante la figura del fideicomiso. Los proyectos a los cuales van dirigidos los subsidios son los siguientes: sistema de control de cargas, mejoramiento de las unidades de transporte colectivo, Vivex-VAO, pasaje preferencial estudiantil, transportes masivos, y programa nacional de transporte urbano.

En el cuadro N° 5-9 y el gráfico N° 5-8 se puede observar el comportamiento que ha presentado la recaudación del impuesto al consumo de gasolina y derivados del petróleo durante el período 2007-2011. Igualmente, se señalan los recursos estimados en el Proyecto de Ley de Presupuesto para el ejercicio fiscal 2012:

CUADRO N° 5-9
IMPUESTO AL CONSUMO DE GASOLINA Y OTROS DERIVADOS DEL PETRÓLEO

PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)
AÑOS 2007-2012

AÑOS	IMPUESTO AL CONSUMO GENERAL		IMPUESTO AL CONSUMO PROPIO		TOTAL IMPUESTO AL CONSUMO
	GASOLINA	OTROS DERIVADOS	GASOLINA	OTROS DERIVADOS	GASOLINA Y OTROS DERIVADOS
2007	156,8	541,9	2,3	2,9	703,9
2008 (*)	192,5	965,5	0,3	15,6	1.173,9
2009 (*)	172,8	564,2	0,2	18,7	755,9
2010 (*)	247,0	949,8	0,2	82,8	1.279,8
2011 (*)	502,7	3.410,3	4,4	933,7	4.851,1
2012 (**)	1.152,3	2.875,0	5,7	193,9	4.226,9

(*) Cifras provisionales
(**) Cifras estimadas
Fuente: Pdvsa, y ONT

Gráfico N° 5-8
Impuesto al Consumo de Gasolina y Otros Derivados del Petróleo
(Millones de Bolívares)
Años 2007-2012


5.000,0
4.500,0
4.000,0
3.500,0
3.000,0
2.500,0
2.000,0
1.500,0
1.000,0
500,0
0,0
Millones de Bolívares
2007
2008
2009
2010
2011
2012
Años
Otros Derivados
Gasolina

- **Impuestos Varios**

El rubro de impuestos varios para el año 2012 asciende a Bs. 3.440,4 millones, el cual se encuentra constituido por el impuesto de telecomunicaciones (Bs. 2.748,5 millones), el impuesto sobre sucesiones, donaciones y demás ramos conexos (Bs. 307,3 millones) y el impuesto a las actividades de juegos de envite o azar (Bs. 384,6 millones).

El impuesto de telecomunicaciones, se encuentra bajo la tutela de Conatel, ente adscrito a la Vicepresidencia de la República a partir del 03 de agosto de 2010. Para el año 2012 constituye el ramo más representativo dentro de este grupo de ingresos, al representar 79,9 por ciento de la totalidad de los mismos.

En este sentido, Conatel tiene como propósito fundamental consolidar el sistema nacional de telecomunicaciones, como principal instrumento para avanzar en la inclusión social y para el fortalecimiento de la democracia participativa y la formación ciudadana. Todo ello permitirá garantizar que las telecomunicaciones formen parte de la promoción y defensa de la soberanía nacional, bajo el enfoque de la nueva geopolítica nacional.

Bajo esta perspectiva, Conatel ha venido ejerciendo un rol protagónico en la revolución tecnológica en materia de telecomunicaciones, que obliga a la introducción de cambios sustanciales en los esquemas legales, regulatorios, de control y de gestión operativa de los servicios de telecomunicaciones. Tales cambios se ponen de manifiesto, con la modificación de la Ley Orgánica de Telecomunicaciones (Lotel) publicada en Gaceta Oficial de la República Bolivariana de Venezuela N° 39.610 del 07/02/2011.

Es importante destacar, que Conatel posee gran interés en los temas de regulación, ordenación y control del espectro radioeléctrico y órbitas satelitales, así como en la participación activa con los organismos de regulación internacional en radiocomunicaciones, para fortalecer el intercambio con especialistas del sector con miras al mejoramiento continuo del control, planificación y administración del espectro radioeléctrico. Por tal razón, las actividades desarrolladas por Conatel para el 2012, van a estar expresadas en un mayor control y fiscalización en las recaudaciones por concepto de los impuestos aplicados al sector de las telecomunicaciones, en aras de robustecer el esquema de ingresos que percibe el Estado por este concepto.

Por concepto del impuesto sobre sucesiones, donaciones y demás ramos conexos se proyecta ingresen al Tesoro de la Nación Bs. 307,3 millones, resultado de las transmisiones gratuitas de derechos por causa de muerte o por actos entre vivos de acuerdo a las condiciones que la ley establezca, tal como lo señala el artículo 1 de la Ley de Impuesto sobre Sucesiones, Donaciones y Demás Ramos Conexos (Lissdrc) publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 5.391 Extraordinario, de fecha 22/10/1999.

De acuerdo al artículo 2 de la Ley referente al impuesto sobre sucesiones hereditarias, quedan obligados al pago de este tributo los beneficiarios de herencias y legados que comprendan bienes muebles o inmuebles, derechos o acciones situados en el territorio nacional y a los fines de la liquidación del mismo los herederos y legatarios deberán presentar la declaración sucesoral y una declaración jurada del patrimonio, dentro de los ciento ochenta días siguientes a la apertura de la sucesión, tal como lo establece el artículo 27 y 28 de la Ley. La tarifa designada para el pago de este tributo dependerá del monto de la herencia y del grado de parentesco con el deudo.

Con referencia al impuesto sobre donaciones, la Ley en el artículo 57 establece que los beneficiarios de donaciones que se hagan sobre los bienes (muebles e inmuebles), derechos o acciones situados en territorio venezolano, están obligados a cancelar el mencionado tributo. Este impuesto se causa desde el momento en que se manifiesta ante el Fisco Nacional la voluntad de donar y deberá cancelarse antes del otorgamiento de cualquier documento en que se formalice o confiera autenticidad a la donación (artículo 64 de la Ley).

El Seniat como ente encargado de la fiscalización de este impuesto deberá comprobar y vigilar la sinceridad y exactitud de los datos. De igual forma, el aporte de documentos por los contribuyentes al momento de hacer la declaración, así como verificar el firme cumplimiento de las obligaciones tributarias de acuerdo a la legislación vigente en materia sucesoral y de las instrucciones administrativas internas.

Por concepto de impuesto a las actividades de juegos de envite o azar, se prevé que ingresen al presupuesto de la República durante el año 2012 la cantidad de Bs. 384,6 millones, derivados de la aplicación de este impuesto nacional a las actividades de explotación, operación u organización de los juegos de envite o azar, tales como: loterías, casinos, salas de bingo, máquinas traganíqueles y espectáculos hípicos, tal como se describe en el artículo 1 de la Ley de Impuesto a las Actividades de Juegos de Envite o Azar (Liajea) publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.670 de fecha 25/04/2007.

Las alícuotas impositivas aplicables a la base imponible de cada una de las actividades gravadas con este impuesto quedan establecidas en el Título IV, Capítulo I, artículo 10, numerales 1 al 7 de la Ley.

El cuadro N° 5-10 muestra la recaudación reportada a la ONT por cada uno de los rubros que conforman este concepto para el período 2007-2011 y lo que se estima recaudar por cada impuesto para el año 2012:

CUADRO N° 5-10
IMPUESTOS VARIOS

PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)
AÑOS 2007-2012

AÑOS	IMPUESTO DE TELECOMUNICACIONES	SUCESIONES Y DONACIONES	ACTIVIDADES DE JUEGOS DE ENVITE O AZAR	FÓSFOROS	TOTAL IMPUESTO VARIOS
2007	401,4	118,2	96,7	1,7	618,0
2008(*)	229,9	117,6	177,0	1,0	525,5
2009(*)	183,1	175,5	203,2	2,1	563,9
2010(*)	645,0	221,7	231,5	13,7	1.111,9
2011(*)	2.568,7	226,7	198,3	1,9	2.995,6
2012(**)	2.748,5	307,3	384,6	0,0	3.440,4

(*) Cifras provisionales
(**) Cifras estimadas
Fuentes: Seniat, Conatel y ONT

Seguidamente el gráfico N° 5-9 muestra la evolución en la recaudación de estos rubros de ingresos para el período 2007-2012.

Gráfico N° 5-9
Impuestos Varios
(Millones de Bolívares)
Años 2007 - 2012


3.000
2.800
2.600
2.400
2.200
2.000
1.800
1.600
1.400
1.200
1.000
800
600
400
200
0
Millones de Bolívares
2007
2008
2009
2010
2011
2012
Años
Sucesiones y donaciones
Fósforos
Telecomunicaciones
Activid. de Juegos de Envite o Azar

- **Ingresos por Tasas**

Los ingresos por tasas están constituidos por todos aquellos pagos que realiza la ciudadanía por la prestación de un servicio por parte del Estado. Bajo esta perspectiva, la proyección por este concepto para el año 2012 se estima en Bs. 1.550,2 millones, representado por las tasas: servicios de aduanas (Bs. 812,2 millones), timbres fiscales (Bs. 283,8 millones) y otras tasas (Bs. 454,2 millones), este último agrupa: servicios de telecomunicaciones; bandas de garantía, cápsulas y sellos y por último, los servicios sociales y administrativos.

El Ejecutivo Nacional estima que para el ejercicio económico 2012 ingrese por este rubro al Tesoro de la República Bs. 1.550,2 millones, el cual participa en 0,5 por ciento respecto al total de recursos presupuestados para la República. Se consideran tasas aquellos tributos cuyo hecho imponible consiste en la utilización de un bien del dominio público, la prestación de un servicio público o la realización por parte de la Administración de una actividad que se refiera, afecte o beneficie de forma especial a determinado sujeto pasivo.

- **Servicios de Aduana**

  Se prevé que para el ejercicio fiscal 2012 el Seniat, como ente administrador y fiscalizador de este recurso, recaude la cantidad de Bs. 812,2 millones (0,3% del total de ingresos y fuentes de financiamiento) resultantes de la utilización por parte de la población de los diferentes servicios prestados por las oficinas aduaneras del país.

El Seniat como ente facultado por el Decreto con Rango, Valor y Fuerza de Ley Orgánica de Aduanas para administrar, controlar y fiscalizar los ingresos derivados de este tributo, proyectó el monto a recaudar por esta tasa. A los fines de esta estimación, se consideró la alícuota impositiva de 1,0 por ciento del valor en aduanas de las mercancías que se introduzcan en el territorio nacional, establecida en el artículo 1 del Decreto Nº 859, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 36.974 de fecha 16/06/2000.

Los recursos percibidos por el cobro de esta tasa son enterados al Tesoro de la República una vez que la administración aduanera y tributaria haya deducido 50,0 por ciento de los recursos, los cuales serán destinados a cubrir las diversas necesidades que a nivel operativo requiera dicha administración.

La tasa por servicios de aduana esta constituida por los siguientes conceptos: los pagos realizados por el servicio de habilitación de aduanas en horas no comprendidas dentro del horario de trabajo o en días no hábiles, los derechos de almacenaje, el corretaje de bultos postales, los servicios de consulta sobre clasificación arancelaria, valoración aduanera y análisis de laboratorio, y la tasa por servicios de aduana como tal.

Tal como lo establece el artículo 36 del Reglamento de la Ley Orgánica de Aduanas, la tasa por servicios de aduana se causará y se hará exigible cuando la documentación correspondiente a la introducción o extracción de las mercancías sea registrada por la oficina aduanera respectiva y se recaudará en igual forma y oportunidad que los impuestos correspondientes. Asimismo, señala en el artículo 116, que la tasa por corretaje de bultos postales está conformada por los pagos que realizan los contribuyentes por la utilización del servicio de correos para la realización de las operaciones aduaneras de importación y exportación, con limitación en cuanto al volumen, peso y tipos de mercancía y conforme a los respectivos acuerdos internacionales y que tales operaciones se regirán igualmente por el reglamento interno del servicio de bultos postales, siempre que no contradiga las disposiciones del presente reglamento.

Las tarifas y cantidades a ser canceladas por los usuarios de los servicios que preste la Administración Aduanera, según lo establezca el reglamento, se describen en el artículo 3, numeral 5, literales a al f, del Decreto con Rango, Valor y Fuerza de Ley Orgánica de Aduanas.

En el cuadro Nº 5-11 y el gráfico Nº 5-10, se observa la contribución fiscal de esta tasa al financiamiento del presupuesto de la Nación para el periodo 2007-2011 y lo que se prevé recaudar por este concepto para el año 2012.

CUADRO N° 5-11
SERVICIOS DE ADUANA

PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)
AÑOS 2007-2012

AÑOS	RECAUDACIÓN
2007	527,9
2008(*)	792,0
2009(*)	514,5
2010(*)	1.216,0
2011(*)	1.506,8
2012(**)	812,2

(*) Cifras provisionales
(**) Cifras estimadas
Fuente: Seniat y ONT

Gráfico N° 5-10
Servicios de Aduana
(Millones de Bolívares)
Años 2007-2012


1.600
1.400
1.200
1.000
800
600
400
200
0
Millones de Bolívares
2007
2008
2009
2010
2011
2012
Años

- **Timbres Fiscales**

  En el contexto tributario, los timbres fiscales están representados por los ramos de ingresos relativos a las estampillas (conformado por las tasas recaudables por medios timbres móviles u otros medios previstos en esta Ley) y el papel sellado, (constituido por las tasas recaudables mediante timbre fijo, por los actos o escritos realizados ante las autoridades y dependencias administrativas). El Ejecutivo Nacional, en virtud del ejercicio de su competencia tributaria, se atribuye la recaudación por concepto de timbres fiscales en atención a la Ley de Timbres

Fiscales. Por tal motivo, para el año 2012 estima generar recursos que ascienden a Bs. 283,8 millones.

- **Otras Tasas**

Para el año 2012 por este concepto se prevé recaudar Bs. 454,2 millones, dentro de los cuales se incluyen: la tasa por servicio de telecomunicaciones (Bs. 57,3 millones), bandas de garantía, cápsulas y sellos (Bs. 75,8 millones) y servicios sociales y administrativos (Bs. 321,1 millones).

Con respecto a la tasa por servicio de telecomunicaciones, se estima aportará al erario nacional la cantidad de Bs. 57,3 millones, cuya recaudación está proyectada para febrero de 2012, siguiendo con lo establecido en el artículo 148 de la Lotel, en la cual se establece el cobro de una tasa por la explotación y el uso del espectro radioeléctrico, servicio de radiodifusión sonora y de televisión abierta. Dicha tasa se encuentra dividida en la tasa de radiodifusión y televisión Bs. 3,1 millones, telecomunicaciones Bs. 22,6 millones y telefonía fija y móvil Bs. 31,6 millones.

Por concepto de la tasa por el uso de bandas de garantía, cápsulas y sellos, se estima percibir para el año 2012 la cantidad de Bs. 75,8 millones, provenientes de la venta de bandas, cápsulas, sellos o cualquier otro aditamento necesario para amparar la especie, sobre la cual se ha pagado el impuesto de producción nacional o de importación de especies alcohólicas.

La Ley de Impuesto Sobre Alcohol y Especies Alcohólicas establece en el artículo 34 el uso de este aditamento denominado banda de garantía, el cual será vendido a productores e importadores en las cantidades por ellos requeridas. Este complemento deberá ser colocado sobre la tapa de la bebida alcohólica para amparar las especies; de manera que al destaparse el envase, la banda de garantía se rompa indicando que no puede ser utilizada nuevamente y su precio deberá ser incluido en las correspondientes planillas de liquidación de impuesto. Salvo las excepciones autorizadas por el Ministerio del Poder Popular de Planificación y Finanzas, esta operación se ejecutará antes de que las bebidas alcohólicas sean retiradas de los almacenes de aduana o de producción, o en todo caso no podrán ser expuestas a la venta sin que la banda de garantía este colocada sobre la tapa de la botella.

Asimismo, el Seniat mediante las Providencias Administrativas N° SNAT/2010/0031 y SNAT/2010/0032, publicadas en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.438 del 03/06/2010, con la finalidad de dar legalidad a la emisión de estos instrumentos que regulan el uso de bandas de garantía, cápsulas y sellos, establece las emisiones y circulaciones de Unidades de Bandas de Garantía para Licores de acuerdo a las especificaciones determinadas por este organismo y las cuales deberán cumplir con las respectivas normas de calidad exigidas.

Finalmente, dentro de este segmento de recursos, se encuentran los ingresos provenientes por servicios sociales y administrativos, que para el 2012 están cuantificados en Bs. 321,1 millones. Este monto incluye los derechos consulares, representado por los ingresos producto de los actos practicados por las oficinas consulares o las secciones consulares de las diferentes embajadas de Venezuela radicadas en el extranjero, en el ejercicio de sus respectivas funciones.

- **Ingresos de la Propiedad**

En el transcurso del año 2012, se estima que por este concepto de recursos el Fisco Nacional recaude la cantidad de Bs. 2,0 millones. Estos ingresos son producto del arrendamiento a terceros, por tiempo determinado, de bienes muebles o inmuebles propiedad del Estado, o de cualquier otra condición legal que le permita conformar un convenimiento de alquiler.

- **Otros Ingresos**

Este rubro está conformado por otros ingresos ordinarios internos de origen no petrolero, que para el ejercicio económico financiero 2012 se estima ingresará al Tesoro Nacional la cantidad de Bs. 910,7 millones. En el cuadro N° 5-12 se presenta la distribución del monto de este ingreso.

CUADRO N° 5-12
OTROS INGRESOS

PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)

CONCEPTOS	MONTO
Multas por varios ramos	103,0
Intereses moratorios	39,8
Reparos Fiscales	0,1
Otros Ingresos Ordinarios	767,8
TOTAL	**910,7**

Como resultado de la eficiente aplicación de la política de recursos que ha venido adelantando el Ejecutivo Nacional durante los últimos doce (12) años de gobierno del Presidente Hugo Chávez Frías, se hace notoria la relevancia que tiene para el financiamiento del presupuesto de la República, la recaudación de impuestos, tasas y otros ingresos provenientes del sector no petrolero de la economía (55,4% del total de ingresos y fuentes de financiamiento), cuyo origen es principalmente la aplicación de los tributos bajo jurisdicción del Seniat, entre los cuales destacan el ISLR, el IVA y la renta aduanera.

En el cuadro N° 5-13 y el gráfico N° 5-11 se muestra una serie histórica de los rubros antes mencionados.

CUADRO N° 5-13
INGRESOS NO PETROLEROS

PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)
AÑOS 2007-2012

AÑOS	2007	2008(*)	2009(*)	2010(*)	2011(*)	2012(**)
Impuesto al Valor Agregado	27.563,7	31.335,4	41.627,8	56.100,5	75.071,8	87.160,3
Impuesto sobre la Renta otras actividades 1/	16.648,5	21.790,7	26.129,5	28.136,7	35.503,5	42.922,7
Renta aduanera 2/	8.812,3	8.132,9	6.428,5	9.719,6	13.769,5	12.951,9
Otros ingresos no petroleros 3/	5.380,0	8.295,1	9.675,3	10.579,2	20.586,4	22.217,0
Total ingresos no petroleros	**58.404,5**	**69.554,1**	**83.861,1**	**104.536,0**	**144.931,2**	**165.251,9**

(*) Cifras provisionales
(**) Cifras estimadas
1/ Incluye ISLR a otras personas jurídicas y a personas naturales
2/ Incluye impuestos de importación y tasa por servicios de aduanas
3/ Incluye ingresos por impuestos de licores, cigarrillos, al consumo de gasolina y otros derivados, telecomunicaciones y otros ingresos de origen interno así como ingresos del hierro y otros minerales
Fuente: Seniat, Conatel, Pdvsa, Ministerio del Poder Popular para las Industrias Básicas y Minería y ONT.

Gráfico N° 5-11
Ingresos No Petroleros
(Millones de Bolívares)
Años 2007-2012


90.000
80.000
70.000
60.000
50.000
40.000
30.000
20.000
10.000
0
Millones de Bolívares
2007
2008
2009
2010
2011
2012
Años
IVA
ISLR otras actividades
Renta aduanera
Otros ingresos no petroleros

5.3 Fuentes de Financiamiento

Para el ejercicio fiscal 2012, la economía venezolana estará caracterizada por la tendencia al crecimiento económico, la moderación de la presión inflacionaria, y la profundización de las políticas sociales, para así seguir incrementando los niveles de bienestar de la población.

A fin de continuar preservando y reafirmando el comportamiento positivo con perspectivas de crecimiento, el Ejecutivo Nacional estima recursos complementarios para el ejercicio fiscal 2012 por concepto de fuentes de financiamiento de Bs. 64.771,7 millones, de los cuales Bs. 64.527,0 millones corresponden a las operaciones de crédito público y Bs. 244,7 millones a la disminución de cuentas por rendir a corto plazo.

El uso del crédito público de la Nación continuará siendo una fuente importante de financiamiento para el desarrollo de los sectores más dinámicos de la economía nacional. Para tales fines y en función de los objetivos prioritarios del gobierno, el Ejecutivo Nacional prevé efectuar las operaciones de crédito público para los siguientes conceptos: Bs. 18.707,0 millones para los proyectos por endeudamiento de los organismos del sector público encargados de su ejecución, Bs. 25.820,0 millones para el pago del servicio de la deuda pública nacional y Bs. 20.000,0 millones para gestión fiscal.

La Asamblea Nacional autorizó al Ejecutivo Nacional, por órgano del Ministerio del Poder Popular de Planificación y Finanzas, para que durante el ejercicio fiscal 2011 ejecutara la contratación y desembolsos de operaciones de crédito público complementarias, destinadas al financiamiento de la Gran Misión Agro-Venezuela, la Gran Misión Vivienda Venezuela, la Gran Misión Trabajo Venezuela, entre otros conceptos.

Parte de dicho financiamiento es para la inversión en estas misiones estratégicas, cuyos objetivos son incrementar la producción nacional de alimentos y garantizar la soberanía agroalimentaria para proteger al país de la crisis mundial de alimentos, asegurar el acceso a un hogar digno para todos los venezolanos y venezolanas y erradicar el desempleo dentro del país. Estas misiones respaldan todos aquellos proyectos de desarrollo económicos y productivos que se están realizando en el país, incrementando la calidad de vida y contribuyendo a la recuperación de la economía nacional.

A través de la Gran Misión Agro-Venezuela, el Ejecutivo Nacional continuará incentivando el registro masivo de todos los venezolanos con posibilidades de producir alimentos, y seguirá garantizando el apoyo financiero tanto de la banca pública como privada; coadyuvará en el suministro de todos los insumos agrícolas y medios de mecanización y asistencia técnica requerida para el desarrollo de la producción de alimentos; incorporará todas las tierras en manos del Estado a la producción y fomentará la agricultura urbana como un nuevo esquema de producción masiva de alimentos en las ciudades.

El Ejecutivo Nacional, para el ejercicio fiscal 2012, garantizará el derecho a la vivienda, dando continuidad a la Gran Misión Vivienda Venezuela. A través de este programa, se otorgará prioridad a aquellas familias que se encuentran damnificadas o en situación de riesgo, a las de más escasos recursos económicos, así como a las que no posean vivienda propia y a las parejas jóvenes que estén fundando familias. Para tal fin facilitará los medios y mecanismos para lograr la coordinación entre los entes públicos, privados, nacionales e internacionales.

La Empresa Nacional de Obras Públicas creada en el 2011, seguirá procurando la disposición oportuna del componente humano y los medios tecnológicos e industriales necesarios para fortalecer las capacidades reales de ejecución directa y masiva de proyectos de vivienda, infraestructura, vialidad y hábitat, así como el desarrollo de la industria de la construcción a gran escala. En esa dirección, el Gobierno Bolivariano adquirirá 6.025 maquinarias para la construcción, de las cuales se han incorporado 223 a los diferentes proyectos que llevarán a cabo tanto los organismos nacionales, estadales y municipales como el pueblo organizado que participa en la gran misión, permitiendo así evitar el alquiler de los mismos a un precio especulativo, y trayendo como consecuencia una gran reducción en los costos de construcción.

La participación del sector privado es importante en la recuperación económica, porque si bien la inversión proviene de los organismos públicos, gran parte de la construcción y muchas obras y servicios son encomendados a empresas privadas, llamadas por el gobierno a establecer alianzas estratégicas en términos productivos y no especulativos.

La política de endeudamiento contempla los siguientes lineamientos:

- Dar prioridad a la consecución de recursos en el mercado interno y la profundización del mercado secundario de deuda pública, lo cual permitirá disminuir la exposición al riesgo del tipo de cambio, democratizar las opciones de inversión a bajo riesgo al pequeño y mediano ahorrista y colaborar con el rector de la política monetaria en el manejo de la liquidez.

- Optimizar el manejo de pasivos a fin de disminuir el peso de las amortizaciones de deuda interna en los próximos años.

- Realizar operaciones de recompra de deuda y disminuir el riesgo de refinanciamiento existente en el perfil de deuda interna.

- Aumentar la vida promedio de los instrumentos de deuda pública denominada en bolívares.

- Coordinar las emisiones de nueva deuda con el Banco Central de Venezuela, la Oficina Nacional del Tesoro y los diversos entes que podrán realizar operaciones de endeudamiento en el mercado de capitales.

- Monitorear la liquidez monetaria, a fin de aprovechar los espacios estratégicos para la colocación de deuda en el mercado interno.

- Disminuir el riesgo de tasa de interés y tipo de cambio en el portafolio de deuda interna y externa.

- Optimizar el flujo de información hacia nuevos inversionistas internos y externos, en relación a los cronogramas de colocaciones, mejoras en las prácticas de manejo de la deuda nacional, capacidad y disposición de repago de los compromisos, estadísticas de deuda pública, boletines periódicos, entre otros, de forma tal de impactar de manera positiva la percepción que tienen los inversionistas del manejo de la deuda pública y en la calificación de riesgo de la República.

- Mejorar los indicadores de sostenibilidad fiscal y mantener niveles adecuados de deuda pública como proporción del PIB y monitorear el peso del servicio de la deuda pública como proporción del PIB.

- Coordinar las emisiones de deuda externa con los principales rectores de la política cambiaria, a fin de colaborar con un tipo de cambio Bolívar/Dólar adecuado a la política económica del país y disminuir las posibilidades de arbitraje.

Por otra parte, se proyectan recursos provenientes de la disminución de deudas de cuentas por rendir a corto plazo por Bs. 244,7 millones, los cuales tienen su origen en los reintegros de remanentes de fondos de años anteriores al Tesoro Nacional de los respectivos organismos de la República, establecidos en la Ley Orgánica de Administración Financiera del Sector Público (Loafsp).

El cuadro N° 5-14 contiene los montos estimados de los conceptos que conforman las fuentes de financiamiento para el ejercicio fiscal 2012:

CUADRO N° 5- 14
FUENTES DE FINANCIAMIENTO
PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)

CONCEPTOS	MONTO
Disminución de otros activos financieros	**244,7**
• Disminución de deudas de cuentas por rendir a corto plazo (Reintegros)	244,7
Incremento de Pasivos (Proyecto de Ley Especial de Endeudamiento Anual)	**64.527,0**
• Proyectos por Endeudamiento	18.707,0
• Servicio de la Deuda Pública	25.820,0
• Gestión Fiscal	20.000,0
TOTAL	**64.771,7**

Fuente: Oficina Nacional de Crédito Público

• Proyectos por Endeudamiento

El Ejecutivo Nacional, con la finalidad de ratificar el compromiso de continuar adoptando políticas que garanticen el desarrollo armónico y sostenido de la economía nacional, las cuales contribuyan significativamente al bienestar socio económico, estima recursos para los proyectos por endeudamiento durante el año 2012 por el orden de Bs. 18.707,0 millones.

En atención a la relevancia y la magnitud de las inversiones previstas por concepto de Proyectos por Endeudamiento durante el ejercicio fiscal 2012, seguidamente se describen algunos de los proyectos con mayor impacto para la población.

En el sector eléctrico, el Ministerio del Poder Popular para la Energía Eléctrica (Mppee) continuará realizando fuertes inversiones en adquisición y rehabilitación de equipos para el Fortalecimiento del Sistema Eléctrico Nacional. Es por ello que para el ejercicio fiscal 2012, incorporará al Sistema Interconectado la instalación de nuevos equipos que generarán 3.824 MW y rehabilitaran unidades de generación eléctrica en 939 MW.

El registro de un repunte excesivo en el consumo de electricidad, durante el año 2011, obligó al Ejecutivo Nacional al establecimiento de estrategias y lineamientos para promover y regular el uso racional y eficiente de la energía eléctrica en las áreas y zonas servidas por la Corporación Eléctrica Nacional S.A. (Corpoelec), pues a pesar de las importantes inversiones realizadas por el gobierno para incrementar la oferta, no se pudo satisfacer el crecimiento de la demanda.

Como parte de la campaña sobre el uso eficiente y racional de la energía y alcanzar cada día mayores niveles de efectividad, se seguirá sustituyendo en varios estados del país en una primera etapa, 58 mil aires acondicionados de alto consumo eléctrico por equipos que permitirán la reducción de 102 MW de demanda. Se reemplazarán a nivel nacional diez millones de bombillos incandescentes por ahorradores, y 30 mil neveras obsoletas se suplirán por nuevas con altos parámetros de capacidad energética. Vale la pena resaltar, que el crecimiento de la población y de la economía, la mejor distribución del ingreso de los ciudadanos, caracterizado por una mayor adquisición de equipos electrodomésticos, la existencia de un gran número de aparatos ineficientes que consumen mucha electricidad, así como el derroche del servicio eléctrico, son factores que han incidido notablemente en el incremento de la demanda de electricidad.

Se dará continuidad a la realización de campañas educativas tanto en escuelas, colegios y liceos como en las comunidades para que fomenten la necesidad de consumir electricidad con conciencia y no derrocharla, y conjuntamente seguir multiplicando en todos los estados el plan de incentivo del estímulo para el ahorro eléctrico.

La implementación de estas medidas y políticas se mantendrá en el tiempo, ya que son necesarias para asegurar el buen vivir de las venezolanas y venezolanos y así avanzar en el blindaje del Sistema Eléctrico Nacional. Con estas medidas, se espera lograr altos niveles de eficiencia que representen un aporte invalorable al desarrollo social, económico, político y cultural de Venezuela, y una contribución al esfuerzo mundial por reducir la contaminación e impacto ambiental, foco principal del cambio climático y sus consecuentes desastres y tragedias humanas.

Asimismo, el Ejecutivo Nacional, a través del Mppee en la búsqueda de la soberanía tecnológica, tal y como lo estipula el artículo 13 de la Ley Orgánica del Sistema y Servicio Eléctrico (Losse), garantizará que en los convenios internacionales que se suscriban, se incluyan las condiciones específicas para la transferencia tecnológica utilizada en la construcción de obras y en producción de bienes y servicios para el sector eléctrico.

La construcción de la planta Termozulia III constituye una de las acciones emprendidas por el Gobierno Bolivariano para fortalecer el sistema eléctrico venezolano, fundamentado en las fuentes de producción térmica, dando una mayor flexibilidad a las unidades de generación instaladas en otras plantas de la región sin afectar la prestación del servicio. Esta obra aportará 450 megavatios adicionales a la capacidad de generación instalada por Corpoelec en el estado Zulia y beneficiara a más de 90.000 familias zulianas. Es importante señalar, que solo entrará en funcionamiento durante el primer trimestre del año 2012 el Ciclo Simple del Proyecto, con unos 300 MW de energía producida por los dos primeros turbogeneradores. Asimismo, activará aproximadamente unos mil empleos directos y dos mil indirectos durante su instalación.

Las capacidades generadas por Termozulia I y II (900 MW), mas los que produce la Planta de generación de respuesta rápida Termozulia IV (190 MW) y los 450 MW que ofrecerá la Planta Termozulia III, totalizan 1.540 MW, que estarán disponibles para atender la creciente demanda de la región zuliana para el año 2013.

Durante el año 2011, se realizó el segundo desvío fluvial del último gran proyecto del río Caroní, la Central Hidroeléctrica Manuel Piar, a fin de concluir la margen derecha de una presa, que será capaz de producir la energía equivalente a la demanda actual del Distrito Capital a partir de 2014. La primera modificación en la dirección del caudal, tuvo lugar en agosto de 2002 y se estima que para octubre del año 2012, entre en marcha la primera máquina generadora.

Desde hace casi una década, el Gobierno Nacional, desarrolla el cuarto programa que cierra el aprovechamiento energético del Bajo Caroní, una obra titánica de ingeniería declarada "Proyecto de Prioridad Nacional" cuyo avance alcanza 57,3 por ciento.

Esta futura planta Manuel Piar en Tocoma tendrá la capacidad de brindar mas megavatios de los planteados en su diseño original, gracias a las innovaciones tecnológicas introducidas en los nuevos generadores, cuya capacidad máxima de aporte oscila entre los 233 y 235 MW por máquina, que elevan la potencia total hasta 2.350 MW por encima de los 2.160 MW estimados inicialmente. Esta planta puede llevar toda la electricidad que requiere la Gran Caracas y va a representar 14,0 por ciento de energía de todo el país.

En el estado Bolívar, el plan de modernización en Guri incrementará la capacidad de la Central de 8.850 MW a 10.000 MW, más la ganancia de 25 años de vida útil. Incorporando esta nueva planta (Tocoma), se sobrepasa la capacidad de los 16.000 MW en el bajo Caroní.

Se proseguirá con el Gran Plan de Obras Públicas que ha venido ejecutando el Ministerio del Poder Popular de Transporte y Comunicaciones (MTC) durante el año 2011, en atención a las emergencias en infraestructura vial, la cual fue afectada por las lluvias que cayeron con alta intensidad en el territorio nacional y que originó el deterioro de la misma en varios estados de la República, así como la rehabilitación de las principales troncales del país, la construcción de infraestructura vial, conjuntamente con las mejoras en el sistema de transporte masivo optimizando el servicio y permitiendo el traslado de la mayor cantidad de personas en el menor tiempo posible.

Para la emergencia en infraestructura vial, se ejecutarán las obras de drenaje, los muros de contención, la estabilización de terraplenes, la reparación de problemas hidráulicos y estructurales, la construcción de puentes, entre otros.

Dichas construcciones conseguirán un impacto positivo dentro del sistema vial generando 129,7 kms de vías entre los años 2011-2012, para así interconectar y mejorar la circulación entre los estados Carabobo, Distrito Capital, Miranda, Trujillo y Vargas, además de otras entidades.

Con los trabajos que se están realizando en la Línea 5 del Metro de Caracas, el Gobierno Nacional tiene previsto entre diciembre de 2011 y febrero de 2012 finalizar el recorrido hasta la Zonal Rental, a través de la topa Manuelita Sáenz, en la construcción del segundo túnel de dicha línea. La excavación de la primera fase de uno de los túneles que va desde la Unefa (Chuao) hasta la Zona Rental, fue culminada con la salida de la topa Juana La Avanzadora a la fosa ubicada en las cercanías de la futura estación Bello Monte.

Esta obra de gran trascendencia constará de 7,5 kilómetros, distribuidos en siete (7) estaciones: Bello Monte, Las Mercedes, Tamanaco, Chuao, Bello Campo, Miranda Dos y Zona Rental, de los cuales se han trabajado tres mil siete metros en el tramo Chuao-Bello Monte, faltando mil cuatrocientos cincuenta metros para completar lo que será la trinchera de Zona Rental. Con la activación de este importante tramo se favorecerán alrededor de doscientas setenta mil personas. Se espera que el mismo esté listo en el año 2015.

Como parte de los avances de las obras complementarias de la Línea 2 del Metro Los Teques y las mejoras viales en la ciudad capital de los altos mirandinos, se efectuará la apertura del paso vehicular de la primera rampa de acceso del Elevado Bicentenario. La construcción de esta infraestructura moderna impactará positivamente en el descongestionamiento vehicular de la zona, puesto que el Gobierno Bolivariano evaluó la situación del tráfico en la ciudad y estableció prioridades para el beneficio social, lo cual generó que se ejecutará un dispositivo a desnivel como alternativa para la población tequense, permitiendo la continuación de manera subterránea de la vía férrea que llevará el tren hacia las futuras estaciones: Guaicaipuro e Independencia.

Se beneficiará a los peatones y vehículos que diariamente se trasladan desde el casco central de la ciudad mirandina hacia la carretera nacional Caracas-Los Teques. Asimismo, continuarán los trabajos con la construcción de la trinchera o muro, para culminar con la colocación del tramo central.

Para el año 2012, el MTC culminará esta obra de infraestructura que inició en el mes de julio de 2010 y ha generado 400 empleos directos e indirectos y beneficiará a 600 mil habitantes.

En el marco de la Rehabilitación de la Línea 1, el servicio de transporte ferroviario del Metro de Caracas, que inicialmente fue concebido para trasladar 700 mil personas diarias, actualmente es utilizado por dos millones de beneficiarios. Dado lo anterior, se continuará con los detalles mecánicos y técnicos para la puesta en marcha de 48 nuevos trenes. Asimismo, se van a realizar trabajos en los equipos de control, a fin de que exista un acoplamiento entre el nuevo sistema y el viejo. Los nuevos trenes tendrán mayor capacidad de pasajeros, cámaras de seguridad, pasillos interconectados entre vagones y puertas de acceso más amplias para agilizar la entrada y salida de usuarios.

Se estima un incremento de 30,0 por ciento en la capacidad de traslado, cuando se incorpore la totalidad de la nueva flota, a finales de 2012. La rehabilitación de la Línea 1 incluye, además, la renovación del sistema de electrificación de la vía férrea y del sistema de pilotaje.

El Estado Venezolano, partiendo de la necesidad de adecuar el ordenamiento jurídico a la consolidación del nuevo modelo socio-productivo con predominio de la propiedad social como marco de las nuevas relaciones de producción en el sector agrícola, proseguirá con la agricultura sustentable como base estratégica del desarrollo agrícola integral, a fin de garantizar la seguridad alimentaria de la población, entendida como la disponibilidad, accesibilidad, e ingesta adecuada, oportuna y permanente de alimentos que satisfagan las necesidades nacionales, desarrollando y privilegiando la producción agrícola.

En el cuadro N° 5-15 se detallan los proyectos de inversión que serán ejecutados para el próximo año:

CUADRO N° 5-15
PROYECTOS POR ENDEUDAMIENTO

PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)

DENOMINACIÓN	MONTO
MINISTERIO DEL PODER POPULAR PARA LA ENERGIÍA ELÉCTRICA	**4.214,5**
Central Hidroeléctrica Tocoma	995,1
Fortalecimiento y Desarrollo Institucional de CORPOELEC	285,1
Construcción de Subestaciones Encapsuladas en SF6 en la Zona Urbana de Maracaibo	259,6
Rehabilitación de las Unidades 1 a 6 de la Casa de Maquinas 1 de la Central Hidroeléctrica Simón Bolívar (Guri)	812,3
Planta Termozulia III	1.862,4
MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES	**1.178,0**
Línea 2. El Tambor-San Antonio de los Altos (Obras Civiles)	490,7

CUADRO N° 5-15
PROYECTOS POR ENDEUDAMIENTO

PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)

Línea 5. Tramo Plaza Venezuela-Miranda II	186,0
Inversiones Operativas	17,7
Rehabilitación de la Línea I Metro de Caracas	205,0
Línea 2, El Tambor-San Antonio de Los Altos Sistema Metro Los Teques (Equipamiento)	173,9
Construcción de la Línea 2 del Metro de Valencia	104,7
MINISTERIO DEL PODER POPULAR PARA LA DEFENSA	**8.600,0**
Inversión Militar de la Fuerza Armada Nacional Bolivariana	8.600,0
MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE	**1.662,3**
Manejo Sustentable de los Recursos Naturales en la Cuenca del Río Caroní	16,1
Agua Potable y Saneamiento en Zonas Urbanas y Rurales	81,7
Proyecto Nacional de Gestión y Conservación Ambiental	110,8
Fortalecimiento de Capacidades Nacionales para el Manejo y Disposición Final de los Residuos y Desechos Sólidos	286,2
Racionalización de los consumos de Agua Potable y Saneamiento en Zonas Urbanas y Rurales	54,8
Obras de Regulación y Trasvase, Desarrollo Agrícola del Valle de Quibor y Conservación de la Cuenca del Río Yacambú	409,4
Optimización de la Gestión de la Calidad del Agua en Poblaciones Mayores a Cinco Mil Habitantes	4,3
Atención Acueductos Rurales y Poblaciones Menores. Fase II	41,7
Saneamiento y Desarrollo Integral de la Cuenca Del Río Tuy	554,1
Rehabilitación y Optimización de las Plantas Mayores de Potabilización de Agua en Venezuela	103,2
MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA	**257,2**
Fortalecimiento del Instituto Nacional de Estadística (INE) como ente rector del Sistema Estadístico Nacional (SEN)	57,0
Segunda Fase del Programa de Apoyo al Centro de Acción Social por la Música	180,0
Complejo de Acción Social por la Música Simón Bolívar	20,2
MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS	**22,3**
Desarrollo Sostenible para las Zonas Semiáridas de los Estados Lara y Falcón, segunda fase (PROSALAFA II)	22,3
MINISTERIO DEL PODER POPULAR PARA LAS INDUSTRIAS BÁSICAS Y MINERÍA	**2.765,5**
Diseño, Construcción y Operación de un Complejo Siderúrgico.	2.765,5
MINISTERIO DEL PODER POPULAR PARA LA SALUD	**7,2**
Apoyo a las Poblaciones Warao del Delta del Orinoco	7,2
TOTAL	**18.707,0**

• Servicio de la Deuda Pública

Para continuar implementando la estrategia de endeudamiento del próximo ejercicio fiscal, los instrumentos financieros que se utilizarán, tanto en el mercado local como en el mercado externo, estarán dirigidos a seguir creando condiciones macroeconómicas propicias, para fortalecer las fuentes de ahorro y promover la inversión pública y privada en los sectores considerados estratégicos.

A tal efecto, el Ejecutivo Nacional proyecta recursos por Bs. 25.820,0 millones para el pago de los intereses y capital de la deuda pública nacional, los cuales serán cancelados a las tasas y condiciones de arbitraje más razonables para el país, tanto en el mercado nacional como en el foráneo.

Los recursos que se obtengan de la Ley Especial de Endeudamiento Anual para el ejercicio fiscal 2012, a través de los instrumentos de deuda pública que se emitirán, favorecerán el crecimiento económico y permitirán alcanzar los objetivos de bienestar social. Las emisiones de deuda pública interna se efectuarán, previo establecimiento de un sistema de subastas, que garanticen la igualdad y la transparencia de la información disponible a todos los inversionistas locales. Asimismo, el endeudamiento en moneda local permitirá reducir la exposición al riesgo cambiario, fortaleciendo la capacidad de pago del país.

• Gestión Fiscal

Para el ejercicio fiscal 2012, el Ejecutivo Nacional orientará recursos por el orden de Bs. 20.000,0 millones para gestión fiscal, los cuales coadyuvan a la formulación, ejecución y evaluación de las políticas públicas a ser implementadas por el Gobierno Nacional, en los diferentes sectores de la competencia de cada uno de los órganos y entes del sector público.

Capítulo 6

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS

EXPOSICIÓN DE MOTIVOS 2012

Capítulo 6

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS

El Presupuesto de gastos y aplicaciones financieras resulta de gran importancia, toda vez que en el se desarrolla la estructura hacia la cual se destinarán los recursos financieros en un año determinado, con el objetivo de permitir concatenar el presupuesto con el plan y de esta manera alcanzar los objetivos de gobierno que a final de cuentas se traducen en la satisfacción de las necesidades de la población y el desarrollo del país.

En el presente capítulo, a través de los Aspectos Generales e Institucionales, se analiza el gasto público según los Órganos Ordenadores de Compromisos y Pagos de la República, a los cuales se les asigna mayor cantidad de créditos presupuestarios en el ejercicio fiscal 2012, determinándose los objetivos que deberán cumplirse, así como las apreciaciones de las orientaciones que el Ejecutivo Nacional establece en el gasto público.

De igual forma, se analizan los principales conceptos del gasto de la República, los créditos presupuestarios destinados a las asignaciones legales y al servicio de la deuda pública, así como también los proyectos de inversión financiados con endeudamiento, a los Organismos con Autonomía Funcional, a las Universidades Nacionales y a otros gastos.

Se presenta la clasificación económica del gasto fiscal de la República, y los entes descentralizados de acuerdo con la estructura básica del sistema de cuentas nacionales; con el propósito de acoplar los resultados de las transacciones públicas con dicho sistema y permitir el análisis de sus efectos sobre la economía nacional.

Por último la clasificación sectorial del gasto de la República, y los entes descentralizados presenta el gasto público desagregado en función de los sectores económicos y sociales del país hacia los cuales se orienta el mismo.

6.1 Aspectos Generales e Institucionales

A continuación se desarrollan los aspectos generales que contiene el Presupuesto de gastos del Proyecto de Ley de Presupuesto 2012, así como su clasificación institucional.

En los Aspectos Generales se desglosa el presupuesto de gastos y aplicaciones financieras en los grandes conceptos que lo componen en función de su destino, mientras que en los Aspectos Institucionales se hace una breve reseña sobre los Órganos Ordenadores de Compromisos y Pagos de la República que reciben mayor asignación presupuestaria.

6.1.1 Aspectos Generales

El Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2012, está enmarcado dentro de las directrices emanadas del Ministerio del Poder Popular de Planificación y Finanzas, contenidas en los lineamientos del Plan Operativo Anual Nacional 2012 y los Planes Operativos Anuales Institucionales 2012; manteniendo la concordancia con el proceso de articulación y enfoque estratégico del Proyecto Nacional Simón Bolívar, Primer Plan Socialista 2007-2013.

Así mismo, en el ejercicio fiscal 2012, se dará continuidad a los programas sociales que se vienen ejecutando en años anteriores, con el fin de afianzar la transformación política, económica y social del país y cuyos resultados evidencian una mejora significativa de la calidad de vida de la población.

En el Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2012, se mantiene la inversión en infraestructura, vivienda y en el sector eléctrico, entre otros, a fin de mantener la tendencia de mejora de la calidad de vida de la población, fortaleciendo las metas alcanzadas a nivel social, así como la reactivación del aparato productivo, a través de la demanda de materiales, servicios y mano de obra.

La composición del gasto para el Proyecto de Ley de Presupuesto 2012, cuyo monto alcanza Bs. 297.836,7 millones, se desglosa por conceptos de la siguiente manera:

- La cantidad de Bs. 154.910,2 millones correspondientes a gasto administrable, entendido éste como las erogaciones necesarias para el normal funcionamiento del Estado y de sus instituciones en procura de satisfacer las necesidades de la población.

- El monto de Bs. 69.505,5 millones correspondientes a las asignaciones legales, de los cuales corresponden al Situado Constitucional Bs. 46.613,0 millones, al Fondo de Compensación Interterritorial (FCI) Bs. 15.900,6 millones, al Sistema de Justicia Bs. 4.661,3 millones y a las Rectificaciones al Presupuesto Bs. 2.330,6 millones.

- Al Servicio de la Deuda Pública se asignan Bs. 54.714,0 millones, de los cuales Bs. 10.351,9 millones corresponden a la amortización y Bs. 44.362,1 millones a los intereses.

- La asignación de Bs. 18.707,0 millones destinados a proyectos de inversión, cuya fuente de financiamiento es endeudamiento público, de los cuales Bs. 1.260,0 millones corresponden al aporte local.

6.1.2 Aspectos Institucionales

Para el análisis de la clasificación institucional del gasto, se considera la estimación del Producto Interno Bruto (PIB) nominal en Bs. 1.557.179,9 millones, y el Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2012 de Bs. 297.836,7 millones.

En relación a los aspectos institucionales se hace referencia, por el grado de importancia del monto de los créditos presupuestarios asignados, a los Ordenadores de Compromisos y Pagos de la República que se citan a continuación:

El Ministerio del Poder Popular de Planificación y Finanzas, el Ministerio del Poder Popular para Relaciones Interiores y Justicia, el Ministerio del Poder Popular para la Educación, el Ministerio del Poder Popular para la Defensa, el Ministerio del Poder Popular para la Salud, el Ministerio del Poder Popular para el Trabajo y Seguridad Social, el Consejo Federal de Gobierno, el Ministerio del Poder Popular para la Educación Universitaria, el Tribunal Supremo de Justicia y el Ministerio del Poder Popular para Transporte y Comunicaciones; los cuales suman en conjunto la cantidad de Bs. 247.608,8 millones, que constituye el 83,1 por ciento del Proyecto de Ley de Presupuesto 2012 y el 15,9 por ciento del PIB.

A continuación en el gráfico N° 6-1 se muestran los Órganos de la República con mayor asignación presupuestaria en el proyecto de Ley de Presupuesto 2012:

Gráfico Nº 6-1
Órganos de la República con Mayor Asignación Presupuestaria en el Proyecto de Ley de Presupuesto 2012
(Millones de Bolívares y Estructura Porcentual)


50.227,9; 17%
60.419,2; 21%
5.418,1; 2%
6.518,8; 2%
14.754,5; 5%
51.273,9; 17%
15.996,1; 5%
19.318,4; 6%
33.159,3; 11%
19.451,5; 7%
21.299,0; 7%
Ministerio del Poder Popular de Planificación y Finanzas
Ministerio del Poder Popular para Relaciones Interiores y Justicia
Ministerio del Poder Popular para la Educación
Ministerio del Poder Popular para la Defensa
Ministerio del Poder Popular para la Salud
Ministerio del Poder Popular para el Trabajo y Seguridad Social
Consejo Federal de Gobierno
Ministerio del Poder Popular para la Educación Universitaria
Tribunal Supremo de Justicia
Ministerio del Poder Popular para Transporte y Comunicaciones
Resto de Organos Ordenadores de Compromisos y Pagos y Rectificaciones

El Ministerio del Poder Popular de Planificación y Finanzas, tiene por objeto la regulación, formulación y seguimiento de políticas; la planificación y realización de actividades del Ejecutivo Nacional en materia de planificación y finanzas. Su asignación presupuestaria alcanza Bs. 60.419,2 millones, que representa el 20,3 por ciento del Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2012 y el 3,9 por ciento del PIB.

Es premisa de este Ministerio, a través de sus diferentes políticas, mantener la inversión social, elevar la eficiencia del Estado y cambiar el carácter rentista de nuestra economía, así como el desarrollo y mejora de modelos económicos y financieros, para analizar y proyectar el comportamiento de ingresos y gastos.

El Ministerio del Poder Popular para Relaciones Interiores y Justicia es el órgano rector de las políticas del Estado venezolano dirigidas, a garantizar la seguridad integral de los habitantes, en un marco de paz, justicia y responsabilidad social y su asignación presupuestaria es de Bs. 51.273,9 millones, que representa el 17,2 por ciento del Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2012 y el 3,3 por ciento del PIB. Estos recursos estarán orientados fundamentalmente a la consecución de las siguientes políticas: Prevención y mitigación de riesgos y desastres naturales, Consolidación de la seguridad ciudadana, Lucha contra el tráfico y consumo de drogas ilícitas y la Optimización del servicio de identificación.

Para el ejercicio fiscal 2012, este Ministerio se aboca al fortalecimiento del servicio de policía, mejorando la dotación e infraestructura de módulos policiales, además de la capacitación y adiestramiento en materia de seguridad ciudadana. Asimismo, inicia el despliegue del Cuerpo de Policía Nacional Bolivariana a nivel nacional, en los municipios que de acuerdo a un mapa del delito presenten mayor ocurrencia de hechos delictivos, en tal sentido, prestarán 8 servicios policiales contemplados en la Ley del Servicio de Policía y del Cuerpo de Policía Nacional Bolivariana, siendo éstos, Policía Comunal, Vigilancia y Patrullaje,

Inteligencia y Estrategia, Tránsito, Sustancias Estupefacientes y Psicotrópicas, Control y de Actuación Policial.

El Ministerio del Poder Popular para la Educación es el órgano de la Administración Pública Nacional, responsable de la regulación, formulación y seguimiento de las políticas, la planificación y realización de las actividades del Ejecutivo Nacional con respecto a la orientación, programación, desarrollo, promoción, coordinación, supervisión, control y evaluación del sistema educativo en: educación básica (inicial y primaria), educación media y educación especial. Su asignación presupuestaria es de Bs. 33.159,3 millones que representa el 11,1 por ciento del Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2012 y el 2,1 por ciento del PIB.

Para este ejercicio fiscal, este sector de la Educación contará con 40 proyectos, tanto nuevos como de continuidad, de los cuales 10 serán ejecutados por el Ministerio del Poder popular para la Educación y 30 por los entes adscritos al mismo.

La matricula estimada para el año 2012 es de 4.567.738 alumnos; de los cuales 1.126.907 corresponden a niños y niñas entre 0 y 6 años de edad, 1.735.800 alumnos y alumnas con edades comprendidas entre 6 y 12 años correspondientes a educación primaria, 1.576.625 alumnos y alumnas de educación media (Escuelas Bolivarianas), con edades comprendidas entre 11 y 19 años de edad aproximadamente, 26.188 alumnos y alumnas en la modalidad de educación especial y 102.218 alumnos y alumnas de educación para jóvenes, adultos y adultas.

Dado este importante número de estudiantes y sus necesidades particulares en el área de nutrición, se le dará continuidad al Programa de Alimentación Escolar, que espera atender 4.055.135 alumnos del sistema educativo a nivel nacional, lo cual redundará en la mejora de sus condiciones nutricionales mediante una alimentación balanceada.

Con el Proyecto Canaima Educativo, se estima dotar de computadoras portátiles Canaima, a los estudiantes de 5to. Grado del nivel de educación primaria de las escuelas públicas y subvencionadas.

Al Ministerio del Poder Popular para la Defensa, le corresponde ser el garante de la independencia y soberanía de la Nación, así como de la integridad del espacio geográfico mediante la defensa militar, la cooperación en el mantenimiento del orden interno y la participación activa en el desarrollo nacional. Su asignación presupuestaria es de Bs. 21.299,0 millones, equivalente a un 7,2 por ciento del Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2012 y un 1,4 por ciento del PIB.

Para el ejercicio fiscal 2012, el Ministerio cuenta con 13 proyectos que abarcan las áreas de gerencia, empleo del componente militar, inteligencia, logística y adquisiciones, educación y salud. Destaca el Proyecto de Inversión Militar de la Fuerza Armada Nacional Bolivariana, el cual tiene como objetivo estratégico organizar, mantener, equipar y adiestrar la Fuerza Armada Nacional para el desarrollo, despliegue y empleo del componente militar a fin de garantizar la defensa nacional.

El Ministerio del Poder Popular para la Salud, para el ejercicio fiscal 2012, asigna créditos presupuestarios orientados a continuar con los avances en la prestación de sus servicios, bajo los enfoques de objetivos y políticas institucionales, enmarcadas en el Plan Nacional de Salud, tales como: consolidar la institucionalidad del sistema público de salud, establecer condiciones promotoras de calidad de vida y salud, asegurar mecanismos y espacios que permitan la participación protagónica del poder popular, disminuir las brechas sociales de la población, contribuyendo a elevar la calidad de vida y buscando garantizar el impacto social en la ejecución de los proyectos banderas: Misión Barrio Adentro I, II, III y IV, Plan Nacional de Vacunación, proyecto Madre-Misión Niño Jesús, plan de Salud Indígena, fortalecimiento de la red de suministro y distribución de medicamentos.

Su asignación presupuestaria es de Bs. 19.451,5 millones, que representa el 6,5 por ciento del Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2012 y el 1,2 por ciento del PIB.

Este Ministerio realizará 10.749.236 consultas médicas en los estados Vargas, Portuguesa, Miranda, Guarico, Distrito Capital, Delta Amacuro, Barinas, Cojedes y Amazonas, con el fin de optimizar los servicios que componen el sistema Público Nacional de Salud; implementará una estrategia de prevención y control del VIH/SIDA, tuberculosis, Asma y EPOC beneficiando a 1.497.792 personas, otorgará 59.401.696 medicamentos esenciales, material médico quirúrgico y equipamiento de salud.

El Ministerio del Poder Popular para el Trabajo y Seguridad Social, para el ejercicio fiscal 2012 ha definido proyectos, que permitan garantizar los derechos de la clase trabajadora y la seguridad social integral. Cuenta con una asignación presupuestaria de Bs. 19.318,4 millones, que representa el 6,5 por ciento del Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2012 y el 1,2 por ciento del PIB.

Este Ministerio ha formulado 19 proyectos, de los cuales 13 corresponden al Despacho Ministerial, dos (2) al Instituto Venezolano de los Seguros Sociales (IVSS), tres (3) al Instituto Nacional de capacitación y Recreación de los Trabajadores (INCRET) y uno (1) al Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL).

Es prioridad para este Ministerio, la asignación de recursos para el Instituto Venezolano de los Seguros Sociales (IVSS), con una transferencia que asciende a Bs. 18.126,8 millones.

Asimismo, tiene dentro de sus metas más importantes, la atención de 1.700 ciudadanos en materia de protección de los derechos laborales a través de las Inspectorías de Trabajo, atender a 498.000 trabajadores en materia de defensa, asesoría y asistencia gratuita en materia laboral y la rehabilitación y equipamiento de 30 sedes, a fin de hacer mas eficiente la atención a los usuarios, así como la mejora en las condiciones de los trabajadores.

El Consejo Federal de Gobierno, es el órgano encargado de la coordinación y la planificación de políticas y acciones, para el desarrollo del proceso de descentralización y transferencia de competencias del Poder Nacional a los Estados y Municipios, así como el desarrollo equilibrado de las regiones, respetando los principios que rigen al Estado Federal Descentralizado: justicia social, participación ciudadana, integridad territorial, cooperación, solidaridad, concurrencia, corresponsabilidad, coordinación, interdependencia y subsidiaridad. Su asignación presupuestaria es de Bs. 15.996,1 millones, que representa el 5,4 por ciento del Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2012 y el 1,0 por ciento del PIB.

Con el fin de transformar la sociedad venezolana y su modelo rentista hacia un modelo de sociedad con un desarrollo sustentable, endógeno y socialista, este Órgano, a través de su proyecto "Implantación del Sistema de Planificación Participativa Territorial" realizará 4.548 transferencias a las regiones, con lo que logrará articular las diferentes instancias de planificación y avanzar hacia la consolidación del Poder Popular.

El Ministerio del Poder Popular para la Educación Universitaria, en el contexto de la transformación universitaria, para el año 2012 dirige sus políticas al impulso de la construcción de un nuevo modelo socio académico, socio administrativo y socio productivo, elaborando proyectos que estén estrechamente vinculados con las líneas de política de estado: nueva ética socialista, suprema felicidad social, democracia protagónica y revolucionaria, modelos productivo socialista y nueva geopolítica nacional. Su asignación presupuestaria es de Bs. 14.754,5 millones, que representa el 5,0 por ciento del Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2012 y el 0,9 por ciento del PIB.

Entre sus proyectos mas importantes destacan la profundización del nuevo modelo educativo universitario, la realización de 114 jornadas para la atención integral a la población estudiantil, con el fin de procurar un buen vivir durante su vida universitaria, la planificación, seguimiento y evaluación de la Misión Sucre, 168 eventos para fortalecer la política de ingreso a la educación universitaria y desempeño estudiantil.

El Tribunal Supremo de Justicia cuenta con una asignación de Bs. 6.518,8 millones, lo que representa 2,2 por ciento del Proyecto Ley de Presupuesto para el Ejercicio Fiscal 2012 y 0,4 por ciento del PIB. Estos recursos estarán destinados a dar continuidad y cumplimiento a los proyectos que garanticen el acceso al sistema de justicia, y aquellos proyectos nuevos que fortalezcan las actividades con las comunidades.

A través del proyecto "Fortalecimiento a las dependencias judiciales en el ámbito estadal", el cual cuenta con una asignación de Bs. 2.052,4 millones, se calcula realizar 58.128 dotaciones de bienes y servicios a las dependencias judiciales, de forma tal que el servicio de administración de justicia responda de manera oportuna a las necesidades de los ciudadanos.

El Ministerio del Poder Popular para Transporte y Comunicaciones es el rector en materia de vialidad, circulación, transporte acuático y aéreo, las comunicaciones, puertos, muelles, aeródromos, aeropuertos, terminales de pasajeros en general, el sistema de transporte ferroviario nacional, entre otras. Para el ejercicio fiscal 2012 tiene una asignación de Bs. 5.418,1 millones, lo cual representa 1,8 por ciento del Proyecto de Ley de Presupuesto y 0,3 por ciento del PIB.

Este Ministerio, entre sus acciones para este ejercicio fiscal 2012, se encargará de: capacitar a 300 personas en materia de desarrollo urbanístico, transporte terrestre, aéreo y acuático, vialidad y comunicaciones, con la finalidad de atender las necesidades de la población; pavimentar, asfaltar, bachear, rehabilitar y mejorar 459 Km. de vialidad a nivel nacional; y transferir recursos a sus entes adscritos para mantener la cobertura y la universalidad en la satisfacción de las necesidades del país.

El resto de los órganos ordenadores de compromisos y pagos y rectificaciones al presupuesto, totalizan Bs. 50.227,9 millones, con una participación del 16,9 por ciento del Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2012 y un 3,2 por ciento del PIB.

Entre el resto de organismos resalta la participación del Ministerio del Poder Popular para la Vivienda y Hábitat, que tiene a su cargo la responsabilidad de llevar adelante la Gran Misión Vivienda, y para el ejercicio fiscal 2012 coordinará la construcción de 200.000 nuevas viviendas y continuará las iniciadas en el 2011.

La Gran Misión Vivienda Venezuela, tiene como objetivo avanzar hacia la suprema felicidad social, a través de la satisfacción de las necesidades fundamentales para el desarrollo y crecimiento de la vida del pueblo venezolano, garantizando viviendas dignas e incluso impulsando la economía del país, a través de la generación de empleos y la demanda de insumos.

Con esta Misión, se persigue saldar una deuda histórica con una población que ha sido marginada y que ha tenido que resignarse a vivir, no solo en los cordones de miseria, sino que ha tenido que renunciar a condiciones de vida dignas del ser humano. Resultados concretos pueden apreciarse en las distintas ciudades del país en las cuales, se hacen entregas de inmuebles permanentemente.

A través de la creación del Ministerio del Poder Popular para el Servicio Penitenciario, se busca profundizar en las políticas desarrolladas por el Estado, en cuanto a mejorar la asistencia integral de la población privada de libertad y el área de las cárceles y centros de retención, y se le permita a los reclusos, un proceso reeducativo, mediante actividades productivas, educativas, artísticas y recreativas.

Las rectificaciones al presupuesto, representan un crédito, cuyo monto no podrá ser inferior a cero coma cinco por ciento ni superior al uno por ciento de los ingresos ordinarios estimados en el mismo presupuesto. El Ejecutivo Nacional podrá disponer de este crédito, para atender gastos imprevistos que se presenten en el transcurso del ejercicio, o para aumentar los créditos presupuestarios que resulten insuficientes.

A continuación en el cuadro N° 6-1, se presenta la clasificación institucional del gasto total, correspondiente al Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2012:

CUADRO N° 6-1
CLASIFICACIÓN INSTITUCIONAL DEL GASTO TOTAL
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

DENOMINACIÓN	TOTAL	PORCENTAJE DE PARTICIPACIÓN RESPECTO AL TOTAL	PORCENTAJE PIB
Asamblea Nacional	1.063,7	0,4	0,1
Contraloría General de la República	351,1	0,1	0,0
Consejo Nacional Electoral	2.191,5	0,7	0,1
Ministerio del Poder Popular para Relaciones Exteriores	1.404,8	0,5	0,1
Ministerio del Poder Popular para la Defensa	21.299,0	7,2	1,4
Ministerio del Poder Popular para la Educación	33.159,3	11,1	2,1
Ministerio del Poder Popular para el Trabajo y Seguridad Social	19.318,4	6,5	1,2
Ministerio del Poder Popular para el Ambiente	2.903,1	1,0	0,2
Tribunal Supremo de Justicia	6.518,8	2,2	0,4
Ministerio Público	1.752,5	0,6	0,1
Procuraduría General de la República	115,9	0,0	0,0
Ministerio del Poder Popular para Relaciones Interiores y Justicia	51.273,9	17,2	3,3
Defensoría del Pueblo	144,9	0,0	0,0
Vicepresidencia de la República	1.091,0	0,4	0,1
Ministerio del Poder Popular para la Agricultura y Tierras	2.933,7	1,0	0,2
Ministerio del Poder Popular para la Educación Universitaria	14.754,5	5,0	0,9
Ministerio del Poder Popular para la Comunicación y la Información	764,2	0,3	0,0
Ministerio del Poder Popular del Despacho de la Presidencia	4.551,4	1,5	0,3
Consejo Moral Republicano	5,3	0,0	0,0

CUADRO N° 6-1
CLASIFICACIÓN INSTITUCIONAL DEL GASTO TOTAL
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

DENOMINACIÓN	TOTAL	PORCENTAJE DE PARTICIPACIÓN RESPECTO AL TOTAL	PORCENTAJE PIB
Superintendencia Nacional de Auditoria Interna	26,5	0,0	0,0
Ministerio del Poder Popular para la Alimentación	4.051,6	1,4	0,3
Ministerio del Poder Popular para las Industrias Básicas y Minería	2.910,1	1,0	0,2
Ministerio del Poder Popular para el Turismo	158,0	0,1	0,0
Ministerio del Poder Popular para la Energía y Petróleo	371,2	0,1	0,0
Ministerio del Poder Popular para la Cultura	1.214,5	0,4	0,1
Ministerio del Poder Popular para el Deporte	1.294,7	0,4	0,1
Ministerio del Poder Popular para los Pueblos Indígenas	187,0	0,1	0,0
Ministerio del Poder Popular para el Comercio	302,3	0,1	0,0
Ministerio del Poder Popular para la Salud	19.451,5	6,5	1,2
Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias	2.500,3	0,8	0,2
Ministerio del Poder Popular para las Comunas y Protección Social	3.213,4	1,1	0,2
Ministerio del Poder Popular para la Mujer y la Igualdad de Género	394,6	0,1	0,0
Ministerio del Poder Popular para la Energía Eléctrica	7.195,1	2,4	0,5
Ministerio del Poder Popular de Planificación y Finanzas	60.419,2	20,3	3,9
Ministerio del Poder Popular para Transporte y Comunicaciones	5.418,1	1,8	0,3
Ministerio del Poder Popular para Vivienda y Hábitat	2.649,0	0,9	0,2
Consejo Federal de Gobierno	15.996,1	5,4	1,0
Ministerio del Poder Popular para la Juventud	658,7	0,2	0,0
Ministerio del Poder popular para el Servicio Penitenciario	1.497,2	0,5	0,1
Rectificaciones al Presupuesto	2.330,6	0,8	0,1
TOTAL	**297.836,7**	**100,0**	**19,1**

6.2 Análisis de los Principales Conceptos del Gasto de la República

Los Principales Conceptos del Gasto, reflejan todas las asignaciones predeterminadas definidas por preceptos constitucionales y demás leyes; los mismos representan el 41,7 por ciento de la totalidad del presupuesto de la República. Lo que determina la rigidez que experimenta el presupuesto de egresos.

En este sentido, el presupuesto de gastos para el año 2012 como instrumento de gestión gubernamental, asigna el 58,3 por ciento para la política de Estado con el propósito de: mantener las conquistas sociales, avanzar en la profundización del Proyecto Socialista Bolivariano, mejorar la gestión de órganos y entes de la Administración Pública Nacional, preservar el empleo, reforzar el sector productivo interno y orientar la inversión financiera pública y privada hacia los sectores más estratégicos, directrices enmarcadas en el Plan de Desarrollo Económico y Social de la Nación 2007-2013.

A continuación en el cuadro N° 6-2, se muestran los Principales Conceptos del Gasto por fuente de financiamiento:

CUADRO N° 6-2
PRINCIPALES CONCEPTOS DEL GASTO POR FUENTES DE FINANCIAMIENTO
PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)

CONCEPTOS	RECURSOS ORDINARIOS	PROYECTOS POR ENDEUDAMIENTO	DEUDA PÚBLICA	GESTIÓN FISCAL	OTRAS FUENTES	TOTAL
Legales	**98.399,5**		**25.820,0**			**124.219,5**
Servicio de la deuda pública	28.894,0		25.820,0			54.714,0
Situado Constitucional	46.613,0					46.613,0
• Situado Estadal	37.290,4					37.290,4
• Situado Municipal	9.322,6					9.322,6
Fondo de Compensación Interterritorial (FCI)	15.900,6					15.900,6
• Estadal	6.024,5					6.024,5
• Municipal	4.452,2					4.452,2
• Poder Popular	4.770,2					4.770,2
• Fortalecimiento Institucional	653,7					653,7
Sistema de Justicia	4.661,3					4.661,3
Rectificaciones al Presupuesto	2.330,6					2.330,6
Proyectos por Endeudamiento		**18.707,0**				**18.707,0**
Organismos con Autonomía Func. a/	**7.159,2**					**7.159,2**
Universidades Nacionales b/	**8.353,4**			**2.438,4**		**10.791,8**
Otros gastos	**119.152,9**			**17.561,6**	**244,7**	**136.959,2**
TOTAL	**233.065,0**	**18.707,0**	**25.820,0**	**20.000,0**	**244,7**	**297.836,7**

a/ No incluye asignaciones legales, proyectos por endeudamiento, ni obligaciones de ejercicios anteriores

b/ Incluye los aportes del Consejo Nacional de Universidades (CNU)

Seguidamente en el gráfico N° 6-2, se presenta la distribución porcentual de esta clasificación:

Gráfico N° 6-2
Principales Conceptos del Gasto
(Estructura Porcentual)
Año 2012


Asignaciones Legales 41,7%
Otros Gastos 46,0%
Universidades Nacionales 3,6%
Organismos con Autonomía Funcional 2,4%
Proyectos por Endeudamiento 6,3%

El Proyecto de Ley de Presupuesto 2012 se divide en acciones centralizadas y proyectos; las primeras de ellas reflejan el gasto de funcionamiento de los organismos por Bs. 163.239,9 millones (54,8%) y los segundos el desarrollo de los proyectos estratégicos establecidos por el Ejecutivo Nacional con una asignación de Bs. 134.596,8 millones (45,2%).

Dicha situación puede apreciarse en el cuadro N° 6-3 que se presenta de inmediato:

CUADRO N° 6-3
PRINCIPALES CONCEPTOS DEL GASTO POR ACCIONES CENTRALIZADAS Y POR PROYECTOS
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

CONCEPTOS	ACCIONES CENTRALIZADAS c/	PROYECTOS	TOTAL	PORCENTAJE	
				PARTICIPACIÓN	PIB
Legales	**105.762,0**	**18.457,5**	**124.219,5**	**41,7**	**7,9**
Servicio de la Deuda Pública	54.714,0		54.714,0	18,4	3,5
Situado Constitucional	46.613,0		46.613,0	15,6	3,0
• Situado Estadal	37.290,4		37.290,4	12,5	2,4
• Situado Municipal	9.322,6		9.322,6	3,1	0,6
Fondo de Compensación Interterritorial (FCI)		15.900,6	15.900,6	5,3	1,0
• Estadal		6.024,5	6.024,5	2,0	0,4
• Municipal		4.452,2	4.452,2	1,5	0,3
• Poder Popular		4.770,2	4.770,2	1,6	0,3
• Fortalecimiento Institucional		653,7	653,7	0,2	0,0
Sistema de Justicia	2.104,4	2.556,9	4.661,3	1,6	0,3
Rectificaciones al Presupuesto	2.330,6		2.330,6	0,8	0,1

CUADRO N° 6-3
PRINCIPALES CONCEPTOS DEL GASTO POR ACCIONES CENTRALIZADAS Y POR PROYECTOS
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

Proyectos por Endeudamiento		**18.707,0**	**18.707,0**	**6,3**	**1,2**
Organismos con Autonomía Funcional [a/]	**3.341,1**	**3.818,1**	**7.159,2**	**2,4**	**0,5**
Universidades Nacionales [b/]	**5.333,0**	**5.458,8**	**10.791,8**	**3,6**	**0,7**
Otros Gastos	**48.803,8**	**88.155,4**	**136.959,2**	**46,0**	**8,8**
TOTAL	**163.239,9**	**134.596,8**	**297.836,7**	**100,0**	**19,1**

a/ No incluye asignaciones legales, proyectos por endeudamiento, ni obligaciones de ejercicios anteriores

b/ Incluye los aportes del Consejo Nacional de Universidades (CNU)

c/ Incluye Rectificaciones al Presupuesto

6.2.1 Asignaciones Legales

La Constitución de la República Bolivariana de Venezuela, en concordancia con el resto de la normativa legal, desarrolla las asignaciones predeterminadas del presupuesto. En el Proyecto de Ley de Presupuesto 2012 dichas asignaciones ascienden a Bs. 124.219,5 millones, destacándose entre estas, el pago del Servicio de la Deuda Pública para atender compromisos nacionales e internacionales y los aportes otorgados a las Gobernaciones, Alcaldías y demás entidades políticos territoriales.

Con relación al Servicio de la Deuda Pública, asignación presupuestaria centralizada bajo la tutela del Ministerio del Poder Popular de Planificación y Finanzas, se han presupuestado Bs. 54.714,0 millones, que representan el 18,4 por ciento del total de presupuesto y el 3,5 por ciento del PIB, lo que permitirá cumplir con los compromisos referidos en materia de endeudamiento.

En cuanto, a los recursos previstos para las Gobernaciones, Alcaldías y demás entidades alcanzan la cifra de Bs. 62.513,6 millones, equivalentes al 20,9 por ciento del total y el 4,0 por ciento del PIB. Este rubro lo conforman, por una parte, el Situado Constitucional con Bs. 46.613,0 millones correspondiendo a los Estados la cantidad de Bs. 37.290,4 millones y a los Municipios la cantidad de Bs. 9.322,6 millones, de acuerdo a la Ley Orgánica de Descentralización y Delimitación de Transferencia de Competencias del Sector Público, y por la otra, el Fondo de Compensación Interterritorial (FCI) al cual se le ha asignado la cantidad de Bs. 15.900,6 millones, recursos estos orientados a facilitar la inversión en proyectos de infraestructura, sociales, de servicios, productivos, científicos, tecnológicos y comunitarios, que propongan las entidades territoriales, como lo establece la Ley Orgánica del Consejo Federal de Gobierno. En este sentido, se asignan Bs. 6.024,5 millones a Gobernaciones, Bs. 4.452,2 millones a Municipios, Bs. 4.770,2 millones al Poder Popular y Bs. 653,7 millones al Fortalecimiento Institucional.

Seguidamente, en el gráfico N° 6-3, se muestra la estructura porcentual de las asignaciones legales:

Gráfico N° 6-3
Asignaciones Legales
(Estructura Porcentual)
Año 2012


Sistema de Justicia 3,8%
Fondo de Compensación Interterritorial (FCI) 12,8%
Rectificaciones 1,9%
Servicio de la Deuda Pública 44,0%
Situado Constitucional 37,5%

6.2.2 Proyectos por Endeudamiento

Con el objeto de mantener el impulso de la economía nacional, la Ley Especial de Endeudamiento Anual 2012 tiene como finalidad financiar proyectos de inversión por Bs. 18.707,0 millones, y está concentrada principalmente entre los organismos de Defensa por Bs. 8.600,0 millones, Energía Eléctrica por Bs. 4.214,5 millones, Industrias Básicas y Minería Bs. 2.765,5 millones, Ambiente por Bs. 1.622,3 millones y Transporte y Comunicaciones con Bs. 1.178,0 millones.

Entre los sectores más resaltantes tenemos: sector defensa, encargado de fortalecer la seguridad de la soberanía nacional a través de la capacitación, adiestramiento y modernización del componente castrense; internamente se destaca el proyecto Inversión Militar de la Fuerza Armada Nacional Bolivariana.

En el sector energético, se dirigen todos los esfuerzos para ampliar y mejorar la distribución de energía eléctrica en el país, que genere el uso racional y eficiente de la misma; en este sentido, se continuaran desarrollando obras que permitan satisfacer el consumo actual y los incrementos esperados en la demanda a nivel industrial, doméstico, actividades comerciales y nuevos centros de educación. A tales efectos se cuenta con los siguientes proyectos: la Central Hidroeléctrica Tocoma, Planta Termozulia III y Rehabilitación de las Unidades 1 a 6 de la Casa de Máquinas 1 de la Central Hidroeléctrica Simón Bolívar (Guri).

El sector industrial y comercial, se enfoca al crecimiento diversificado de la economía, impulsando las empresas de producción social que conducen al modelo productivo socialista del siglo XXI, entre ellas, la Empresa de Producción Social Siderúrgica Nacional C.A., con el proyecto Diseño, Construcción y Operación de un Complejo Siderúrgico, para transformar planchones en chapas de acero estructural, vagones y recipientes de grandes diámetros y espesores, para garantizar la producción de dichos bienes para las industrias petrolera, naval, construcción, automotriz, ferroviaria, gasífera, entre otras.

En materia ambiental, se continuará con la política de administración y mejor distribución del recurso agua, por lo cual se realizarán proyectos de conservación de aguas y saneamiento ambiental, que apuntalan la construcción y ampliación de cloacas y acueductos, así como a la rehabilitación de los sistemas de agua y al saneamiento ambiental integral, con miras a dotar al país de la infraestructura requerida para aprovechar racionalmente los recursos naturales. En este sentido, se destacan los proyectos más significativos: Obras de Regulación y Trasvase, Desarrollo Agrícola del Valle de Quíbor y Conservación de la Cuenca del Río Yacambú; y Saneamiento y Desarrollo Integral de la Cuenca del Río Tuy, entre otros.

Por medio de una política de transporte y comunicaciones resalta la continuidad de los proyectos de transporte masivo, con el objeto de satisfacer las necesidades del colectivo en general, tales como: Línea 2 El Tambor – San Antonio de los Altos, Línea 5 Tramo Plaza Venezuela – Miranda II y Rehabilitación de la Línea I Metro de Caracas.

6.2.3 Organismos con Autonomía Funcional

Los créditos presupuestarios de los organismos con autonomía funcional, financiera y administrativa, se enfocan en el cumplimiento de las atribuciones establecidas en nuestra carta magna y las leyes, por este motivo, se asignan Bs. 7.159,2 millones, equivalente al 2,4 por ciento del total del Presupuesto y el 0,5 por ciento del PIB.

A continuación en el cuadro N° 6-4 se muestra la distribución de las asignaciones presupuestarias para cada uno de los referidos Órganos:

CUADRO N° 6-4
ORGANISMOS CON AUTONOMÍA FUNCIONAL
PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)

CONCEPTOS	ACCIONES CENTRALIZADAS	PROYECTOS	TOTAL	PORCENTAJE
Asamblea Nacional	328,6	731,6	1.060,2	14,8
Contraloría General de la República	208,4	141,7	350,1	4,9
Consejo Nacional Electoral	1.896,9	294,6	2.191,5	30,6
Tribunal Supremo de Justicia		1.662,4	1.662,4	23,2
Ministerio Público	861,4	888,7	1.750,1	24,5
Defensoría del Pueblo	45,8	99,1	144,9	2,0
TOTAL	**3.341,1**	**3.818,1**	**7.159,2**	**100,0**

Nota: No incluye Asignaciones Legales, Proyectos por Endeudamiento, ni obligaciones de ejercicios anteriores

Atendiendo a la relevancia de sus funciones, a continuación se describen las principales acciones a emprender por parte de los Organismos con Autonomía Funcional:

- Consejo Nacional Electoral se le asignan Bs. 2.191,5 millones, para el desarrollo de sus competencias, entre ellas: la Elección Presidencial y Elecciones Regionales, llamados a ser los espacios cívicos de participación política más importantes del año 2012; y el Registro Civil Venezolano, que generará un sistema automatizado de gestión de data contenida en los libros de registro, optimizando la administración del mismo, con la consecuente prestación de un servicio tecnificado, oportuno e incluyente.

- Tribunal Supremo de Justicia como órgano rector del Poder Judicial, dispondrá de la cantidad de Bs. 1.662,4 millones para promover la protección y tutela de los derechos y garantías constitucionales del justiciable. Asimismo, la consolidación de la función judicial para garantizar el Estado democrático y social del derecho y de justicia; la adecuación y mantenimiento de la plataforma tecnológica, espacios físicos, equipamiento del máximo tribunal; el apoyo a los proyectos de la Escuela Nacional de la Magistratura, en cuanto a la continuidad de los procesos de evaluación y concursos de jueces, para optar a la titularidad de los cargos; el acompañamiento social de los trabajadores, las trabajadoras y sus familiares en situación de afectados por las fuertes y continuas lluvias a los fines de proteger y atender a las familias y personas en refugios, en caso de emergencias y desastres; entre otros.

- El Ministerio Público, con el objeto de cumplir su misión y garantizar los procesos judiciales, con la celeridad requerida y óptima administración de justicia, se propone el cumplimiento de sus objetivos mediante la puesta en marcha de los siguientes proyectos: modernización tecnológica del organismo; formación y capacitación del capital humano, seguridad socioeconómica de los beneficios directos e indirectos del personal activo, jubilado y pensionado; y acciones que propicien la exacta observancia de la Constitución y las leyes, para lograr la efectiva prevención y lucha contra la impunidad. Para cumplir con tales objetivos contará con la cantidad de Bs. 1.750,1 millones.

- La Asamblea Nacional dispondrá de Bs. 1.060,2 millones, para estimular y mejorar la relación Poder Legislativo - Pueblo Soberano; financiar su política del gasto; sancionar y promulgar el marco legal que amerita el Estado Venezolano impulsando la Participación Popular; desarrollar mecanismos que permitan evaluar la gestión pública de manera concertada entre el Poder Legislativo, el Poder Ejecutivo y los beneficiarios de las políticas públicas y mantener la plataforma tecnológica, la asesoría y asistencia técnica adecuada al uso racional, eficiente y eficaz de un sistema de información y telecomunicaciones, que asegure las comunicaciones internas y externas de la institución.

6.2.4 Universidades Nacionales

Como órgano rector para la planificación e impulso de la educación superior le corresponde al Ministerio del Poder Popular para la Educación Universitaria, según la facultad que le fue asignada en la Ley de Universidades, promover una formación sin discriminaciones de género, etnia, cultura, estatus socioeconómicos, de edad o de discapacidad física; como ejemplo, tenemos la inclusión de la Universidad Bolivariana de Venezuela (UBV) con otros Ministerios a la Gran Misión Trabajo Venezuela, para el desarrollo económico y productivo de grandes proyectos que se están realizando en el país.

Para el logro de este objetivo, las Universidades Nacionales tendrán a su disposición durante el ejercicio fiscal 2012 Bs. 10.791,8 millones, de los cuales Bs. 1.402,6 millones, provienen de la asignación otorgada por el Servicio Autónomo Consejo Nacional de Universidades (CNU), de acuerdo a lo previsto en la misma normativa.

6.2.5 Otros Gastos

En este último rubro equivalente al 46,0 por ciento del total asignado y al 8,8 por ciento del PIB, se estarán concentrando Bs. 136.959,2 millones del presupuesto para el gasto de funcionamiento de los organismos.

Seguidamente se muestra el cuadro N° 6-5 el cual detalla los componentes de esta asignación:

CUADRO N° 6-5
OTROS GASTOS
PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)

CONCEPTOS	ACCIONES CENTRALIZADAS	PROYECTOS	MONTO	PORCENTAJE
Gasto de Personal	16.644,3	30.214,1	46.858,4	34,2
Materiales, Suministros y Mercancías	878,3	7.285,2	8.163,5	6,0
Activos Financieros	276,3	50,0	326,3	0,2
Aportes a Pensionados y Jubilados	8.264,0	143,8	8.407,8	6,1
Transferencias y Donaciones al Sector Público	17.800,8	45.997,5	63.798,3	46,6
Asignaciones No Distribuidas	20,0		20,0	
Resto del Gastos	4.920,1	4.464,8	9.384,9	6,9
TOTAL	**48.803,8**	**88.155,4**	**136.959,2**	**100,0**

A continuación se detallan para cada concepto descrito los aspectos más relevantes:

- Los gastos de personal ascienden a Bs. 46.858,4 millones, destinados a cumplir con los compromisos en materia laboral como: cancelación de las respectivas nóminas de los trabajadores públicos del Poder Nacional, de acuerdo al Sistema de remuneraciones de los Empleados, Empleadas, Obreros y Obreras de la Administración Pública Nacional, hacer efectivo la aplicación de las correspondientes contrataciones colectivas, llevar a cabo la ampliación del programa de alimentación, a través del otorgamiento de cesta ticket de alimentación, de acuerdo al Decreto con Rango, Valor y Fuerza de Ley de Reforma Parcial de la Ley de Alimentación para los Trabajadores, de conformidad con el Decreto número 8.166 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.660 de fecha 26/04/2011; además de cubrir la incidencia del 25 por ciento producto del aumento del salario mínimo para los trabajadores públicos, de acuerdo al Decreto 8.167 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.660 de fecha 26/04/2011. No incluye lo correspondiente a organismos con autonomía funcional y lo estimado por este concepto para proyectos por endeudamiento.

- Para el funcionamiento de los Entes Descentralizados, Gobernaciones y Municipios se destinan Bs. 63.798,3 millones, así como los proyectos de carácter social. Cabe destacar que este rubro no incluye los proyectos por endeudamiento, los aportes legales y las transferencias otorgadas a las Universidades Nacionales. Entre los Entes Descentralizados con mayor participación en este rubro se tienen: el Instituto Venezolano de los Seguros Sociales (IVSS) con Bs. 18.126,8 millones, Empresa de Producción Social Siderúrgica Nacional, C.A. por Bs. 2.765,5 millones, la Corporación de Abastecimiento y Servicios Agrícolas, S.A (LA CASA) con Bs. 2.300,0 millones, Instituto de Previsión Social de las Fuerzas Armadas Nacionales (Ipsfa) con Bs. 2.294,8 millones, Corporación Eléctrica Nacional por Bs. 5.361,2 millones y el Servicio Nacional Integrado de Administración Aduanera y Tributaria (Seniat) con Bs. 2.106,4 millones.

  En relación a las asignaciones para las misiones y proyectos de carácter social, se destacan las siguientes: Fundación Misión Samuel Robinson, Fundación Misión Identidad, Fundación Misión Milagro, Fundación Misión Sucre, Fundación Misión Piar, Fundación Misión Barrio Adentro, Fundación Misión Cultura, Fundación Misión Negra Hipólita, Fundación Misión Che Guevara, Fundación Misión Madres del Barrio "Josefa Joaquina Sánchez", la Fundación Misión Niño Jesús, como política socialista promotora del bienestar de la comunidad. Entre los demás proyectos se tienen: el Programa para la Seguridad Alimentaria y el Desarrollo Rural (PESA), el Programa de Alimentos Estratégicos, el Programa Alimentario Escolar, el Programa de Subsidio al Pasaje Estudiantil y Programa de Protección Nutricional, entre otros.

- Los aportes destinados a los pensionados y jubilados por Bs. 8.407,8 millones, los cuales incluyen las respectivas nóminas, los aguinaldos, demás beneficios económicos previstos en la convención colectiva; así como la incidencia que genera el incremento de sueldos y salarios aprobado en el año 2011, entre otros.

- El resto de gastos de funcionamiento de los órganos del Poder Nacional como: la adquisición de materiales, suministros y mercancías, alquileres de inmuebles, maquinarias y equipos, la cancelación de los servicios básicos, la conservación y reparaciones menores, entre otros, permitirán a los órganos mantener los niveles de operatividad acordes con sus funciones. Para ello se estiman Bs. 9.384,9 millones.

6.3 Clasificación Económica del Gasto Fiscal de la República 2012

La clasificación económica permite determinar la orientación del gasto y destino de los recursos, con miras a evaluar los efectos de la actividad pública sobre la economía nacional.

En el cuadro N° 6-6, se presentan los resultados de la Clasificación Económica del Gasto de la República del Proyecto de Ley de Presupuesto 2012.

Tal y como se observa, del total de los créditos asignados se orientarán a los gastos corrientes Bs. 232.694,2 millones, que representan el 78,1 por ciento; a gastos de capital e inversión financiera Bs. 54.272,6 millones, que representan el 18,2 por ciento y a las aplicaciones financieras Bs. 10.869,9 millones, equivalentes al 3,7 por ciento.

CUADRO N° 6-6
CLASIFICACIÓN ECONÓMICA DEL GASTO DE LA REPÚBLICA POR FUENTES DE FINANCIAMIENTO
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

CONCEPTOS	ORDINARIO	PROYECTOS POR ENDEUDAMIENTO	DEUDA PÚBLICA	GESTIÓN FISCAL	OTRAS FUENTES	TOTAL
Gastos corrientes	**188.529,1**	**8.607,2**	**15.468,1**	**19.939,8**	**150,0**	**232.694,2**
Gastos de consumo	59.563,2	8.600,0	424,5	10.428,3		79.016,0
Gastos de la propiedad	27.876,9		15.043,6			42.920,5
Transferencias y donaciones corrientes	98.751,5	7,2		9.511,5	150,0	108.420,2
Rectificaciones al presupuesto	2.330,6					2.330,6
Otros gastos corrientes	6,9					6,9
Gastos de capital e Inversión Financiera	**44.017,9**	**10.099,8**		**60,2**	**94,7**	**54.272,6**
Inversión directa	1.677,3			39,1		1.716,4
Transferencias y donaciones de capital	42.109,0	10.099,8		21,1		52.229,9
Inversión financiera	231,6				94,7	326,3

CUADRO N° 6-6
CLASIFICACIÓN ECONÓMICA DEL GASTO DE LA REPÚBLICA POR FUENTES DE FINANCIAMIENTO
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

CONCEPTOS	ORDINARIO	PROYECTOS POR ENDEUDAMIENTO	DEUDA PÚBLICA	GESTIÓN FISCAL	OTRAS FUENTES	TOTAL
Aplicaciones financieras	**518,0**		**10.351,9**			**10.869,9**
Amortización de la deuda			10.351,9			10.351,9
Disminución de otros pasivos financieros	518,0					518,0
TOTAL	**233.065,0**	**18.707,0**	**25.820,0**	**20.000,0**	**244,7**	**297.836,7**

Vale la pena resaltar, que la mayor fuente de financiamiento del Proyecto de Ley de Presupuesto para el ejercicio fiscal 2012, está constituida por los recursos ordinarios con la cantidad de Bs. 233.065,0 millones, equivalentes al 78,1 por ciento del total.

La estructura porcentual de acuerdo a la clasificación económica, se visualiza en el gráfico N° 6-4.

Gráfico N° 6-4
Clasificación Económica de la República
Estructura porcentual
Año 2012


Aplicaciones Financieras 3,7%
Gastos de Capital e Inversiones Financieras 18,2%
Gastos Corrientes 78,1%

A continuación en el cuadro N° 6-7, se muestra la distribución del presupuesto de acuerdo a la técnica del presupuesto por proyectos, tal y como se indica:

CUADRO N° 6-7
CLASIFICACIÓN ECONÓMICA DEL GASTO DE LA REPÚBLICA POR ACCIONES CENTRALIZADAS Y POR PROYECTOS
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

CONCEPTOS	ACCIONES CENTRALIZADAS	PROYECTOS	TOTAL	PORCENTAJE	
				PARTICIPACIÓN	PIB
Gastos corrientes	**128.367,4**	**104.326,8**	**232.694,2**	**78,1**	**14,9**
Gastos de consumo	24.553,8	54.462,2	79.016,0	26,5	5,1
Gastos de la propiedad	42.917,8	2,7	42.920,5	14,4	2,8
Transferencias y donaciones corrientes	58.558,3	49.861,9	108.420,2	36,4	6,9
Rectificaciones al presupuesto a/	2.330,6		2.330,6	0,8	0,1
Otros gastos corrientes	6,9		6,9	0,0	0,0
Gastos de capital e inversiones financieras	**24.131,9**	**30.140,7**	**54.272,6**	**18,2**	**3,5**
Inversión directa	531,6	1.184,8	1.716,4	0,6	0,1
Transferencias y donaciones de capital	23.324,0	28.905,9	52.229,9	17,5	3,4
Inversión financiera	276,3	50,0	326,3	0,1	0,0
Aplicaciones financieras	**10.740,7**	**129,2**	**10.869,9**	**3,7**	**0,7**
Amortización de la deuda	10.351,9		10.351,9	3,5	0,7
Disminución de otros pasivos financieros	388,8	129,2	518,0	0,2	0,0
TOTAL	**163.240,0**	**134.596,7**	**297.836,7**	**100,0**	**19,1**

a/ Incluye rectificaciones al presupuesto por Bs. 2.330,6 millones

Se observa que del total corresponden a acciones centralizadas la cantidad de Bs. 160.909,4 millones, que representan el 54,0 por ciento del total, siendo su mayor exponente en este rubro el gasto corriente, en especial las transferencias; en cuanto, a los proyectos se le asignan Bs. 134.596,7 millones participando con un 45,2 por ciento del total, siendo los gastos corrientes los que mayores montos muestran en el mismo y el 0,8 por ciento restante corresponde a las rectificaciones al presupuesto.

Gráfico N° 6-5
Clasificación Económica de la República por Acciones Centralizadas y por Proyectos
Estructura Porcentual
Año 2012


Proyectos
45,2%
Rectificaciones
al Presupuesto
0,8%
Acciones
Centralizadas
54,0%

6.3.1 Gastos Corrientes

Los gastos corrientes alcanzan un monto de Bs. 232.694,2 millones, equivalentes al 78,1 ciento del total presupuestado y el 14,9 por ciento del PIB. Estos gastos son destinados a cubrir los gastos de funcionamiento del aparato institucional, los proyectos de carácter social que ejecutarán los organismos del sector público, y los compromisos derivados de la deuda pública por concepto de intereses, comisiones y descuentos. De dicho monto, se asignaron Bs. 79.016,0 millones a cubrir gastos de consumo, Bs. 42.920,5 millones a gastos de la propiedad, Bs. 108.420,2 millones a transferencias y donaciones corrientes, Bs. 2.330,6 millones como aporte legal correspondiente a las rectificaciones y Bs. 6,9 millones a otros gastos corrientes.

El financiamiento de los gastos corrientes proviene de recursos ordinarios por Bs. 188.529,1 millones, proyectos previstos en el Proyecto de Ley Especial de Endeudamiento Anual por Bs. 8.607,2 millones, deuda pública por Bs. 15.468,1 millones, gestión fiscal por Bs. 19.939,8 millones y otras fuentes de financiamiento por Bs. 150,0 millones.

Con los recursos destinados a los gastos corrientes, se pretende en términos generales: cumplir con la recurrencia del incremento de sueldos y salarios aprobado en el año 2011; con la cancelación de las prestaciones sociales de antigüedad y demás compromisos laborales convenidos en los contratos colectivos; la cancelación de los servicios básicos; el ajuste de los gastos estimados en la adquisición de bienes y la contratación de servicios de acuerdo a la inflación estimada; continuar aplicando la política del Estado relacionada con la asignación de transferencias, subsidios y donaciones de carácter corriente a los sectores privado, público y externo, entre otras.

Por otra parte, se muestra un monto por acciones centralizadas por Bs. 128.367,4 millones y por proyectos por Bs. 104.326,8 millones, donde el rubro de transferencias representan el 45,6 por ciento y 47,8 por ciento respectivamente del total de los gastos corrientes en cada caso.

6.3.1.1 Gastos de Consumo

Los gastos de Consumo del Poder Nacional se destinan a la atención de los compromisos en materia laboral, la adquisición de materiales y la contratación de servicios, estimados de acuerdo a las características y tendencias de cada organismo. Igualmente se prevé por este concepto los gastos financieros derivados de la deuda pública. Estos gastos alcanzarán la cifra de Bs. 79.016,0 millones, equivalentes al 26,5 por ciento del total presupuestado y el 5,1 por ciento del PIB.

Entre los organismos que tienen la mayor participación se encuentran los Ministerios del Poder Popular para: Educación Bs. 24.548,4 millones; Defensa Bs. 18.701,7 millones; Salud Bs. 9.081,8 millones; Planificación y Finanzas Bs. 2.918,7 millones; Relaciones Interiores y Justicia Bs. 3.178,9 millones; Relaciones Exteriores Bs. 1.210,4 millones; Transporte y Comunicaciones Bs. 1.423,3 millones; Ambiente Bs. 661,2 millones, y, los Organismos con Autonomía Funcional: Tribunal Supremo de Justicia Bs. 4.775,0 millones; Consejo Nacional Electoral Bs. 1.834,2 millones y el Ministerio Público Bs. 1.403,2 millones.

En cuanto a las Remuneraciones, se estiman recursos por Bs. 54.684,5 millones, financiados con recursos ordinarios Bs. 46.172,4 millones y con gestión fiscal Bs. 8.512,1 millones entre otros, los cuales se destinan a cancelar las correspondientes nóminas de obreros, empleados, contratados, militares y altos funcionarios y altas funcionarias del Sector Público y de elección popular; los aguinaldos, prestaciones sociales derivadas de la aplicación de la Ley Orgánica del Trabajo y demás beneficios socio-económicos de acuerdo a lo previsto en las contrataciones colectivas, así como el financiamiento de la recurrencia del salario mínimo aprobado en el año 2011 y de la Escala General de Sueldos para funcionarias y funcionarios de carrera de la Administración Pública Nacional, según Decretos N° 8.167 y 8.168 respectivamente, publicados en Gaceta Oficial de la República Bolivariana de Venezuela N° 39.660 de fecha 26/04/2011, y la cancelación del programa de alimentación actualizado según la variación de la Unidad Tributaria.

Dentro del rubro de las remuneraciones destacan los montos estimados para los Ministerios del Poder Popular para: Educación por Bs. 19.396,3 millones, Defensa por la cantidad de Bs. 8.229,8 millones y Salud por la cantidad de Bs. 7.072,8 millones; y dentro de los Organismos con Autonomía Funcional el Tribunal Supremo de Justicia con Bs. 4.336,2 millones.

Se destacan en el cuadro N° 6-8, los organismos que mayores aportes muestran en el concepto de remuneraciones:

CUADRO N° 6-8
REMUNERACIONES

PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)

ORGANISMOS	MONTO	PORCENTAJE
Ministerio del Poder Popular para la Educación	19.396,3	35,5
Ministerio del Poder Popular para la Defensa	8.229,8	15,0
Ministerio del Poder Popular para la Salud	7.072,8	12,9
Tribunal Supremo de Justicia	4.336,2	7,9
Ministerio del Poder Popular para Relaciones Interiores y Justicia	2.868,7	5,2
Consejo Nacional Electoral	1.278,9	2,3
Ministerio del Poder Popular para Transporte y Comunicaciones	1.208,4	2,2

CUADRO N° 6-8
REMUNERACIONES

PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)

ORGANISMOS	MONTO	PORCENTAJE
Ministerio Público	1.202,8	2,2
Ministerio del Poder Popular de Planificación y Finanzas	1.137,7	2,1
Ministerio del Poder Popular para Relaciones Exteriores	812,4	1,5
Ministerio del Poder Popular para el Ambiente	585,6	1,1
Otros órganos	6.555,0	12,0
TOTAL	**54.684,6**	**100,0**

Los recursos asignados a la compra de bienes y servicios estarán orientados a cubrir el funcionamiento de los órganos del Poder Nacional, que permitirán la dotación de materiales y suministros y con los requerimientos de servicios básicos, viáticos, alquileres, mantenimiento y reparaciones menores de equipos, entre otros.

Igualmente, en lo concerniente a salud y en concordancia con las estrategias y políticas establecidas en el Proyecto Nacional "Simón Bolívar", en cuanto a la profundización de la atención integral en salud de forma universal, se estiman recursos para ejecutar los posibles gastos para la dotación de materiales médico-quirúrgicos, a fin de fortalecer la red asistencial del sistema público nacional de salud; prestar atención oportuna y de calidad a pacientes con patología de alto costo que requieran insumos para la resolución médica; y en especial, cumplir con la ejecución de proyectos bandera como: Misión Barrio Adentro I, II, III y IV, el Plan Nacional de Vacunación, el "Proyecto Madre"- Misión Niño Jesús, el Plan de Salud Indígena, el fortalecimiento de la red de suministro y distribución de medicamentos, entre otros.

Asimismo, se destacan en este rubro los recursos financieros destinados a garantizar la permanencia y prosecución en el sistema educativo al modelo productivo socialista, asignando créditos para la compra de productos alimenticios, a fin de ampliar la cobertura del programa alimentario escolar bolivariano; la dotación de materiales y equipos y la contratación de servicios necesarios, para garantizar el óptimo funcionamiento de los planteles educativos y las distintas dependencias que integran el Ministerio del Poder Popular para la Educación; fortalecer e incentivar la investigación en el proceso educativo; extender la cobertura de la matrícula escolar a toda la población con énfasis en las poblaciones excluidas; así como, garantizar la permanencia y prosecución en el sistema educativo. Asimismo, es importante destacar la formación y actualización del personal docente, a fin de mejorar la calidad de la Educación Bolivariana; el fortalecimiento de las comunidades educativas y la construcción y desarrollo del currículo en el sistema educativo bolivariano.

Por otra parte, para el ejercicio fiscal 2012 se prevé la realización de los gastos por concepto de materiales y de las labores de mantenimiento menor, a los equipos que serán utilizados en los procesos electorales previstos para el año 2012, a fin de optimizar la plataforma tecnológica electoral.

Para hacer efectiva estas erogaciones se estiman recursos financieros por el orden de Bs. 22.793,1 millones, que representan el 7,6 por ciento del total presupuestado y el 1,5 por ciento del PIB.

Tal y como se aprecia en el cuadro N° 6-9 entre los organismos que estimaron mayores recursos presupuestarios tenemos los siguientes:

CUADRO N° 6-9
COMPRA DE BIENES Y SERVICIOS
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

ORGANISMOS	MONTO	PORCENTAJE
Ministerio del Poder Popular para la Defensa	10.303,1	45,2
Ministerio del Poder Popular para la Educación	5.044,2	22,1
Ministerio del Poder Popular para la Salud	1.947,8	8,5
Ministerio del Poder Popular de Planificación y Finanzas	1.177,7	5,2
Consejo Nacional Electoral	498,2	2,2
Ministerio del Poder Popular para Relaciones Exteriores	391,4	1,7
Tribunal Supremo de Justicia	369,1	1,6
Ministerio del Poder Popular para Relaciones Interiores y Justicia	273,7	1,2
Otros órganos	2.787,9	12,2
TOTAL	**22.793,1**	**100,0**

En cuanto a la asignación prevista para los impuestos indirectos se estima la cantidad de Bs. 978,3 millones, donde los mayores exponentes son los Ministerios del Poder Popular para: la Defensa con Bs. 168,8 millones, la Educación con Bs. 107,9 millones y Energía Eléctrica Bs. 65,6 millones.

6.3.1.2 Gastos de la Propiedad

Los gastos de la propiedad se ubican en Bs. 42.920,5 millones, conformados por Bs. 42.917,0 millones para atender los compromisos por servicio de la deuda pública y los derechos sobre bienes intangibles por Bs. 3,5 millones donde se destacan los alquileres por el uso o usufructo de marcas de fábrica y patentes de invención, de los derechos de autor, de los paquetes y programas de computación y por la explotación de bienes y servicios propiedad de terceros.

Las fuentes de financiamiento que aportan recursos por este concepto son: recursos ordinarios y deuda pública, que representan el 64,9 por ciento y 35,1 por ciento del monto asignado, respectivamente.

6.3.1.3 Transferencias y Donaciones Corrientes

Para el año 2012 se asignarán recursos por Bs. 108.420,2 millones, que representan el 36,4 por ciento del total de gasto acordado y el 6,9 por ciento del PIB. De este monto corresponde al sector privado la cantidad de Bs. 13.056,4 millones; al sector público la cantidad de Bs. 95.339,7 millones y al sector externo la cantidad de Bs. 24,1 millones.

Las transferencias y donaciones corrientes al Sector Privado se orientarán a las instituciones benéficas, a la educación privada, y a la cancelación de pasivos laborales. Igualmente se estiman créditos presupuestarios para los pensionados y jubilados, incluyendo la recurrencia del salario mínimo.

Los recursos que se destinan al sector público se orientarán a financiar los gastos de funcionamiento de los entes descentralizados que permita alcanzar sus niveles de operatividad, y los cuales incluyen las incidencias del incremento del salario mínimo aprobado en el año 2011 y el ajuste en el programa de alimentación producto del incremento experimentado en las unidades tributarias; así como los proyectos de carácter social, enfocados principalmente en el desarrollo de un nuevo modelo productivo endógeno, que coadyuve a la inclusión económica y social con énfasis en las poblaciones excluidas.

En este sentido, el Gobierno Nacional continuará ejecutando para el año 2012, a través de las Misiones (especialmente las relacionadas a la educación, salud y generación de empleos productivos), un proceso de inclusión social masivo que coadyuve al acercamiento de la población, a la suprema felicidad por la vía del ejercicio democrático, participativo y protagónico, el cual se verá reforzado con el incremento de la participación de los Consejos Comunales en la planificación y control de la economía, fomentando la participación organizada del pueblo en la planificación de la producción.

Igualmente, se destinarán recursos a través de las transferencias corrientes a incrementar la soberanía y seguridad alimentaria, fomentar la ciencia y la tecnología al servicio del desarrollo nacional y reducir diferencias en el acceso al conocimiento, concentrar esfuerzos en las cadenas productivas con ventajas comparativas, coordinar la acción del Estado para el desarrollo económico regional y local, garantizar una seguridad social universal y solidaria y los mecanismos institucionales del mercado de trabajo, garantizar la expansión de una educación superior con pertinencia social, entre otros.

Para tales fines, se asignan créditos presupuestarios por un monto de Bs. 108.420,2 millones, de los cuales Bs. 95.339,7 millones representan Transferencias Corrientes del Sector Público, los cuales se detallan como se indica en el cuadro N° 6-10:

CUADRO N° 6-10
TRANSFERENCIAS CORRIENTES AL SECTOR PÚBLICO

PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

CONCEPTOS	MONTO	PORCENTAJE
Situado Estadal	18.645,2	19,6
Instituto Venezolano de los Seguros Sociales (IVSS)	18.126,8	19,0
Universidades Nacionales	9.389,3	9,9
Aporte a los Estados y Municipios por Transferencia de Servicios	6.028,2	6,3
Situado Municipal	4.661,3	4,9
Institutos y Colegios Universitarios	2.541,4	2,7
Corporación de Abastecimiento y Servicios Agrícolas, S.A (LA CASA)	2.300,0	2,4
Instituto de Previsión Social de las Fuerzas Armadas Nacionales (Ipsfa)	2.294,8	2,4
Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)	2.230,1	2,3
Servicio Nacional Integrado de Admón. Aduanera y Tributaria (Seniat)	2.106,4	2,2
Fundación Misión Barrio Adentro	1.831,5	1,9
Corporación Eléctrica Nacional, S.A (Corpoelec)	1.146,7	1,2
Instituto Nacional de Deportes (IND)	999,6	1,0
Fundación Programa de Alimentos Estratégicos (Fundaproal)	906,2	1,0
Inst. de Prev. y Asist. Social para el personal del Ministerio de Educación (Ipasme)	858,2	0,9
C.A. Metro de Caracas (Cametro)	776,9	0,8

CUADRO N° 6-10
TRANSFERENCIAS CORRIENTES AL SECTOR PÚBLICO

PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

CONCEPTOS	MONTO	PORCENTAJE
Instituto Autónomo Hospital Universitario de Caracas (HUC)	773,6	0,8
Instituto Nacional de Servicios Sociales (Inass)	748,0	0,8
Fundación Misión Madres del Barrio "Josefa Joaquina Sánchez"	713,3	0,7
Instituto Nacional de la Vivienda (Inavi)	694,9	0,7
Instituto Nacional de Nutrición (INN)	651,3	0,7
Servicio Nac. Autónomo de Atención Integral a la Infancia y a la Familia (Senifa)	635,6	0,7
Fundación Misión Sucre	626,6	0,7
Otras Transferencias	15.653,8	16,4
TOTAL	**95.339,7**	**100,0**

De estas transferencias presentan mayor relevancia, las asignaciones a las Gobernaciones y Alcaldías por Bs. 29.811,0 millones, equivalentes al 31,3 por ciento del total asignado al rubro. De este total derivan del Situado Estadal la cantidad de Bs. 18.645,2 millones, del Situado Municipal la cantidad de Bs. 4.661,3 millones y de otras transferencias especiales la cantidad de Bs. 6.504,5 millones. Estas últimas concentran los recursos por concepto de transferencia de competencia por Bs. 6.028,2 millones.

También muestran relevancia la asignación de recursos a:

- El Instituto Venezolano de los Seguros Sociales (IVSS), con Bs. 18.126,8 millones el cual prevé recursos para financiar principalmente el mejoramiento en el otorgamiento de las prestaciones dinerarias a largo y corto plazo e incorporación progresiva de ciudadanos y ciudadanas al Sistema de Seguridad Social. Para el ejercicio fiscal 2012, se contempla la inclusión de 144.264 ciudadanos (as) al sistema de pensiones por las diferentes contingencias (vejez, incapacidad, invalidez, sobrevivencia y convenios bilaterales), así como cubrir gastos de funcionamiento y parte del gasto de personal, a fin de garantizar la Asistencia Médica Integral a través de los 62 Ambulatorios, 36 Hospitales y el Colegio de Rehabilitación May Hamilton; asimismo, cumplir con los Programas de Entrega de Medicamentos a pacientes con patologías de Alto Costo, Diálisis y Atención Médica Especializada (Geriátricas, Psiquiátricas, Custodiables, HIV y Educación Especial por discapacidades físicas, cognitivas, visuales y auditivas).

- Las Universidades Nacionales, por Bs. 9.389,3 millones para cubrir los gastos de funcionamiento de esas casas de estudios, que coadyuve a su transformación y desarrollo, a los fines de garantizar la equidad en el acceso y mejora en el desempeño estudiantil, de tal forma, de poder alcanzar en un futuro cercano una educación superior de calidad con pertinencia social. Para los Institutos y Colegios Universitarios se asignan recursos financieros por Bs. 2.541,4 millones, y así continuar con las acciones de acceso a la población excluida del sistema educativo superior.

- La Corporación de Abastecimiento y Servicios Agrícolas, S.A. (LA CASA) por Bs. 2.300,0 millones, los cuales se emplearán en la compra de alimentos tanto nacionales como importados, para ser distribuidas a través de la Red Mercal en el marco del Plan de Compras de Alimentos y el de Distribución de Alimentos (este último ejecutado por C.A Mercal). Los referidos planes tienen como principales acciones la comercialización y distribución de catorce (14) rubros alimentarios de primera necesidad, a través de un proceso que involucra operaciones de logística (transporte, seguro, empaquetado, fletes, servicios aduanales, entre otros).

- El Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU), por Bs. 2.230,1 millones encargado de asegurar el cumplimiento de la Ley de Universidades, tendrá para el año 2012 la consecución de los siguientes proyectos: Programa de Fomento de la Educación Universitaria mediada por la Tecnología de la Información y Comunicación Libres; fortalecimiento de los mecanismos de inclusión que favorezcan el ingreso y la prosecución a la educación; creación, ampliación y fortalecimiento de la infraestructura de la planta física y la dotación de las instituciones de educación universitaria; soporte tecnológico a los procesos de docencia, investigación y ampliación en el sistema de educación universitaria, entre otros.

- El Servicio Nacional Integrado de Administración Aduanera y Tributaria (Seniat), con Bs. 2.106,4 millones cuya gestión se fundamentará en la ejecución de la fase de fortalecimiento de los "Proyectos "Sistema Tributario Socialista" y "Sistema Aduanero Socialista". Para ello, se incorporarán normas, procedimientos, técnicas y gestión sistematizada y planificada que permitirán avanzar hacia la consolidación de los cambios revolucionarios de la Institución.

- El Instituto de Previsión Social de las Fuerzas Armadas Nacionales (Ipsfa), por Bs. 2.294,8 millones orientados a cumplir con la administración de los recursos destinados a cancelar las pensiones del personal militar, efectuar el aporte de capital al sistema de fideicomiso correspondiente al año 2012, y en materia de salud continuar el suministro de fármacos y la atención médica integral al personal militar tanto activo como en la situación de retiro, así como al familiar con derecho.

- El Instituto Nacional de Servicios Sociales (Inass), con Bs. 748,0 millones destina estos recursos a la protección integral de los adultos y adultas mayores y otras categorías de personas en estado de necesidad, con la finalidad de garantizar atención e insumos médicos, atención nutricional y otras actividades tales como: recreación, cultura, deporte y laborterapia.

- La Fundación Programa de Alimentos Estratégicos (Fundaproal), por Bs. 906,2 millones con los cuales garantizará el acceso oportuno y permanente al consumo de alimentos balanceados y equilibrados, mediante el suministro de 104.050 toneladas de alimentos a las 6.000 Casas de Alimentación, para atender a más de 600.000 personas en condiciones de mayor vulnerabilidad, así como la entrega de suplementos nutricionales a 380.500 personas aproximadamente, que se encuentran en situación de pobreza extrema y casos críticos de desnutrición.

Por otra parte, para el año 2012, se continuará implementando proyectos educativos enmarcados en las misiones sociales y que estarán enfocados en la participación comunitaria y en la garantía a la educación universitaria de todos los bachilleres sin cupo. A fin de cumplir con estas premisas la Fundación Misión Sucre, con una asignación de Bs. 626,6 millones, será el garante de la inclusión en la educación universitaria de todas y todos los bachilleres en el territorio nacional, continuando y fortaleciendo las ayudantías (becas) a los triunfadores y triunfadoras de los programas nacionales de formación.

También se estiman recursos para la Misión Barrio Adentro, la cual continuará ejecutando básicamente 3 proyectos para el año 2012, a saber: atención odontológica integral a la población venezolana; fortalecimiento de los Consultorios Populares en Barrio Adentro I a nivel nacional; y, la consolidación de la Red Ambulatoria Convencional (Centro de

Diagnóstico Integral, Salas de Rehabilitación Integral y Centros de Alta Tecnología) en el marco de Barrio Adentro II. Para esto se destinarán Bs. 1.831,5 millones a la Fundación Misión Barrio Adentro.

Igualmente, como parte de la política social a implementar, se destacan las acciones dirigidas por la Fundación Misión Negra Hipólita con Bs. 237,7 millones, con los cuales se estima beneficiar a 8.000 personas y así atender de forma integral, coordinada y directa a las ciudadanas y ciudadanos en situación de calle y sus familias de origen, potenciando así su transformación en el hombre nuevo a través de una capacitación socio productiva, que estimule su inclusión social.

6.3.2 Gastos de Capital e Inversiones Financieras

Las asignaciones para los Gastos de Capital e Inversiones Financieras previstas para el Proyecto de Ley de Presupuesto 2012 ascienden a Bs. 54.272,6 millones, que significan el 18,2 por ciento del total del gasto y el 3,5 por ciento del PIB. De este monto corresponden a Inversión Directa Bs. 1.716,4 millones, a Transferencias y Donaciones Bs. 52.229,9 millones y a las Inversiones Financieras Bs. 326,3 millones.

Dentro de las Inversiones Públicas, se prevén proyectos de inversión social y productiva, que apuntalan al estímulo de la economía social para continuar con la implantación del modelo económico socialista, diversificado y productivo, previsto en el Proyecto Nacional "Simón Bolívar" 2007-2013, el cual incrementa la consolidación del carácter endógeno de la economía. Entre estos proyectos se encuentran: el perfeccionamiento de las cadenas productivas; el aumento de la inversión en actividades estratégicas; el desarrollo tecnológico interno y el fortalecimiento de la manufactura; la promoción del desarrollo del tejido industrial y el fortalecimiento en la articulación entre los diferentes actores que intervienen en el proceso de producción; la diversificación del potencial exportador y producción de alimentos sobre la base del desarrollo rural integral y la seguridad alimentaria de la población; el fomento y apoyo a la participación para la construcción de viviendas; rescatar, ampliar y desarrollar la infraestructura para el medio rural y la producción; ampliar y mantener la vialidad, transporte y conservación; apoyar la pequeña y mediana industria y cooperativas; ampliar la infraestructura y la dotación escolar y deportiva; ampliar y mejorar la red de transmisión y distribución de la electricidad; entre otros.

Los proyectos estarán enfocados hacia aquellos que están en desarrollo, así como los nuevos proyectos con alto impacto en la consecución de los objetivos del desarrollo nacional que expandan la capacidad productiva y la infraestructura de la Nación, y que conlleven a la superación de la pobreza y la exclusión social.

Las acciones que enmarcan el mejoramiento de la infraestructura pública y las condiciones ambientales, que conducen al logro de tales inversiones se detallan como se indica:

- Se prevé para el año 2012 continuar con los proyectos de construcción de viviendas, orientada a las mejoras de infraestructura y de servicios; y conjuntamente con los Ministerios del Poder Popular para las Comunas y Protección Social, Ambiente, Energía y Petróleo, se avanzará en la transformación integral del hábitat, donde la intervención de los Consejos Comunales, es un elemento primordial por cuanto a través de éstos, las comunidades plantearán las necesidades que tengan en esta materia.

- Continuar con los proyectos de ampliación y mejoramiento de un conjunto de obras de infraestructura que se consideran prioritarios, y que contribuyan a la atención de los servicios públicos fundamentales y el desarrollo de centros poblados; asimismo, se ejecutarán obras de infraestructura ambiental para el mejoramiento de la calidad de vida de la población venezolana.

- Continuar con la construcción y acondicionamiento de la infraestructura rural, con lo cual se prevé la rehabilitación de los sistemas de riego, los sistemas de agua potable y residual; la ejecución de proyectos específicos en las áreas de extensión agrícola, rescatar, ampliar y desarrollar el riego y saneamiento, ayudas a las comunidades agrícolas pobres y el desarrollo de cadenas agroproductivas.

La inversión pública estimada quedó estructurada, tal como se muestra en el cuadro N° 6-11:

CUADRO N° 6-11
INVERSIONES PÚBLICAS

PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

CONCEPTOS	MONTO	PORCENTAJE
INVERSIÓN REAL	**53.946,3**	**99,4**
Directa	**1.716,4**	**3,2**
Transferencias y Donaciones	**52.229,9**	**96,2**
• Situado Constitucional	23.306,5	42,9
• Fondo de Compensación Interterritorial (FCI)	15.900,6	29,3
• Entes Descentralizados	13.016,8	24,0
• Otras Transferencias	6,0	0,0
INVERSIÓN FINANCIERA	**326,3**	**0,6**
TOTAL	**54.272,6**	**100,0**

6.3.2.1 Inversión Directa

Para la Inversión Directa se estiman Bs. 1.716,4 millones, que serán destinados a la inversión real en obras y proyectos de infraestructura, ejecutados a través de los órganos de la República, y los cuales están orientados a la recuperación, mantenimiento y ampliación de la infraestructura pública.

También, se prevé la adquisición de maquinarias y equipos esenciales, por parte de los órganos de la República, para cumplir con las funciones que le son propias, en especial los equipos de computación, los cuales están directamente relacionados con los avances tecnológicos que el mercado presenta, y la adquisición de paquetes de computación. Igualmente, se estiman recursos para llevar a cabo la conservación, mantenimiento y reparaciones mayores de equipos, maquinarias e inmuebles, entre otros.

Los principales órganos responsables de la administración de estos recursos se relacionan en el cuadro N° 6-12:

CUADRO N° 6-12
INVERSIÓN DIRECTA
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

ORGANISMOS	MONTO	PORCENTAJE
Ministerio del Poder Popular para la Energía Eléctrica	405,8	23,7
Tribunal Supremo de Justicia	191,1	11,1
Ministerio del Poder Popular para la Salud	129,4	7,5
Ministerio Público	94,9	5,5
Ministerio del Poder Popular para la Educación	77,5	4,5
Ministerio del Poder Popular para Relaciones Interiores y Justicia	68,6	4,0
Ministerio del Poder Popular para el Trabajo y Seguridad Social	63,0	3,7
Ministerio del Poder Popular para Transporte y Comunicaciones	45,9	2,7
Ministerio del Poder Popular para la Cultura	41,9	2,4
Otros órganos	598,3	34,9
TOTAL	**1.716,4**	**100,0**

Igualmente, se pretende continuar ejecutando acciones que apuntalan a la Inversión Directa, las cuales están enmarcadas dentro de las acciones que a continuación se desarrollan:

- La ampliación, rehabilitación y reconstrucción de acueductos y cloacas a nivel nacional (fase II); conservación del recurso agua de las cuencas y del ambiente, a través de los proyectos: modernización y rehabilitación del sector agua potable y saneamiento; manejo del agua potable, saneamiento en la zonas urbanas y rurales para el máximo aprovechamiento del vital líquido y rehabilitación y optimización de las plantas mayores de potabilización de agua en Venezuela.

- Impulsar los proyectos de vialidad urbana e interurbana mediante la construcción, rehabilitación y el mantenimiento de autopistas, avenidas y carreteras; conservación y mantenimiento de puentes y túneles en las redes viales principales, desarrollo de estudios y proyectos integrales de vialidad, plan de ordenación urbanística, estudios y proyectos de obras de equipamiento urbano y mejoras de la vialidad a nivel nacional.

- Continuar con los proyectos de construcción, reparación, mejoras y remodelación de edificaciones para la educación básica, educación superior, salud, culturales, deportivas y de apoyo a la producción, los cuales se estima sean ejecutados por el Ministerio del Poder Popular para Transporte y Comunicaciones.

- Conservación y mantenimiento de aeropuertos a nivel nacional.

6.3.2.2 Transferencias y Donaciones de Capital

Las Transferencias y Donaciones de Capital, que permitirán financiar la inversión real a ejecutar por los entes del sector privado, los entes del Sector Público Descentralizado y las

Gobernaciones, ascienden a Bs. 52.229,9 millones, monto que representa el 17,5 por ciento del total de gastos fiscales y el 3,4 por ciento del PIB. Dentro de las fuentes de financiamiento previstas para las transferencias de capital se destacan: recursos ordinarios y proyectos por endeudamiento, los cuales financian el 80,6 por ciento y 19,3 por ciento respectivamente.

En el cuadro N° 6-13, se listan los principales conceptos receptores de las referidas transferencias:

CUADRO N° 6-13
TRANSFERENCIAS DE CAPITAL AL SECTOR PÚBLICO
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

CONCEPTOS	MONTO	PORCENTAJE
Situado Estadal	18.645,2	35,7
Fondo de Compensación Interterritorial (FCI)	15.900,6	30,4
Situado Municipal	4.661,3	8,9
Corporación Eléctrica Nacional, S.A (Corpoelec)	4.214,5	8,0
Empresa de Producción Socialista Siderúrgica Nacional, C.A	2.765,5	5,3
Banco Nacional de la Vivienda y Hábitat (Banavih)	1.300,0	2,5
Empresas Hidrológicas	839,7	1,6
C.A. Metro de Los Teques	664,6	1,3
Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (Samarn)	413,1	0,8
Sistema Hidráulico Yacambú Quibor	409,4	0,8
C.A. Metro de Caracas (Cametro)	408,7	0,8
Corporación Venezolana de Alimentos, S.A (CVAL, S.A)	360,4	0,7
Instituto Nacional de Desarrollo Rural (Inder)	252,6	0,5
Otras Transferencias	1.394,3	2,7
TOTAL	**52.229,9**	**100,0**

Las transferencias y donaciones de capital al sector público alcanzan a Bs. 52.229,9 millones, las cuales incluyen los aportes a las Gobernaciones y Alcaldías por Bs. 33.783,2 millones, equivalentes al 64,7 por ciento del total asignado a las mismas, por concepto de Situado Constitucional (Estadal y Municipal) y el Fondo de Compensación Interterritorial. Esta concentración de recursos se orientará a financiar los proyectos a ejecutar algunos de ellos, conjuntamente el Ejecutivo Nacional con las Gobernaciones y Alcaldías, a fin de procurar una mayor eficacia y eficiencia de los recursos otorgados dentro de una estrategia de desarrollo económico y social sustentable.

Asimismo, se prevé el funcionamiento de nuevas formas de generación, apropiación y distribución de los excedentes económicos, a través de la estimulación de las diferentes formas de propiedad social y de la transformación de las empresas del Estado en Empresas de Producción Social, las cuales constituyen el germen y el camino hacia el Socialismo del Siglo XXI, aunque persistirán empresas del Estado y empresas capitalistas privadas.

Igualmente se destacan las acciones prioritarias que el Gobierno Nacional, se propone ejecutar a través de sus entes descentralizados. A tal efecto se destacan los siguientes proyectos:

- En cuanto a la construcción y financiamiento de viviendas de interés social, para el ejercicio fiscal 2012, el Ministerio del Poder Popular para Vivienda y Hábitat, afronta el desafío de contribuir a cumplir con la meta propuesta en la Gran Misión Vivienda Venezuela, de construir 200.000 nuevas viviendas y continuar las iniciadas en el año 2011. Asimismo, al Banco Nacional de Vivienda y Hábitat (Banavih) con Bs. 1.300,0 millones, le corresponderá la promoción, supervisión y financiamiento del Sistema Nacional de Vivienda y Hábitat y la administración exclusiva de los recursos de los fondos a que se refiere la Ley del Régimen Prestacional de Vivienda y Hábitat.

- Con respecto al programa de servicio de transporte y vías de comunicaciones, se continuará con el desarrollo de los sistemas de metros y ferroviarios como principales medios de transporte masivo de las principales capitales de estado y de las áreas circunvecinas. A tales efectos, se destinarán recursos principalmente para: las Inversiones Operativas de la C.A. Metro de Caracas, Línea 5 Tramo Plaza Venezuela - Miranda II; Rehabilitación de la Línea I; Equipamiento de la Línea 2 El Tambor - San Antonio de Los Altos y el equipamiento del transporte superficial de la ciudad de Caracas; así como la Construcción de la Línea 2 del Metro de Valencia. Para hacer efectiva la ejecución de estos proyectos se le asignan recursos a la C.A. Metro de Caracas por Bs. 408,7 millones y a la C.A. Metro de Los Teques por Bs. 664,6 millones.

- Contribuir con el desarrollo agropecuario mediante la puesta en marcha de actividades en materia de fomento, desarrollo y financiamiento de la producción agrícola, vegetal, pecuaria, acuícola, pesquero y forestal. Para ello, se prevé la asignación de recursos a través del Proyecto de Ley Especial de Endeudamiento Anual 2012 destinados al Desarrollo Sostenible para las Zonas Semiáridas de los Estados Lara y Falcón en su segunda fase (Prosalafa II), mediante la Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (Ciara) y el Desarrollo Agrícola del Valle de Quibor.

- Continuar con el desarrollo del sector eléctrico y siderúrgico del país a través de las siguientes obras y proyectos: Central Hidroeléctrica Tocoma; Construcción de Subestaciones Encapsuladas en SF6 en la Zona Urbana de Maracaibo; Rehabilitación de las unidades 1 a 6 de la Casa de Máquinas 1 de la Central Hidroeléctrica Simón Bolívar (GURI); Desarrollo de Temozulia III; Desarrollo Institucional de Corpoelec y el Fortalecimiento Institucional del Sector Eléctrico.

- Continuar con el mejoramiento y aprovechamiento del sector ambiental mediante las siguientes obras y proyectos: Rehabilitación y Optimización de las Plantas Mayores de Potabilización de Agua y Saneamiento en zonas urbanas y rurales; Obras de Regulación y Trasvase, Proyecto Nacional de Gestión y Conservación Ambiental, Programa de Racionamiento del Consumo de Agua Potable y Saneamiento en Zonas Urbanas y Rurales; atención a acueductos rurales y poblaciones menores, entre otros.

6.3.2.3 Inversiones Financieras

Los créditos presupuestarios para las Inversiones Financieras previstos ascienden a Bs. 326,3 millones, de los cuales se destinarán a los Aportes a Organismos Internacionales Bs. 276,3 millones y al Banco de Desarrollo de la Mujer, C.A (Banmujer) Bs. 50,0 millones.

A continuación se especifican las asignaciones que por este concepto se otorgarán:

CUADRO N° 6-14
INVERSIONES FINANCIERAS
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

CONCEPTOS	MONTO	PORCENTAJE
Aportes a Organismos Internacionales	276,3	84,7
Banco de Desarrollo de la Mujer, C.A (Banmujer)	50,0	15,3
TOTAL	**326,3**	**100,0**

6.3.3 Aplicaciones Financieras

Dentro del rubro de Aplicaciones Financieras se estiman recursos para atender el servicio de la deuda pública Bs. 10.351,9 millones y Bs. 518,0 millones que se destinarán a cancelar deudas por concepto de compromisos pendientes de ejercicios anteriores de los organismos de la Administración Pública.

6.3.4 Servicio Estimado de la Deuda Pública Año 2012

El Servicio de la Deuda Pública para el ejercicio fiscal 2012 alcanza la cantidad de Bs. 54.714,0 millones. Del total de estos recursos Bs. 22.677,4 millones corresponden al pago del servicio de la deuda pública externa y Bs. 32.036,6 millones se orientarán a cubrir el servicio de la deuda pública interna. La República Bolivariana de Venezuela, a través del Ministerio del Poder Popular de Planificación y Finanzas, continuará con la emisión y colocación sistemática de la deuda, a fin de garantizar la oportuna obtención de los recursos necesarios para hacer frente a la cancelación de las obligaciones contratadas por la nación.

El cuadro N° 6-15 muestra la desagregación en capital e intereses del servicio de la deuda pública externa e interna:

CUADRO N° 6-15
SERVICIO ESTIMADO DE LA DEUDA PÚBLICA
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

CONCEPTO	AMORTIZACIÓN	INTERESES	TOTAL
Externa	3.047,1	19.630,3	22.677,4
Interna	7.304,8	24.731,8	32.036,6
TOTAL	**10.351,9**	**44.362,1**	**54.714,0**

Fuente: Oficina Nacional de Crédito Público (ONCP)

El total del Servicio de la Deuda Pública proyectado para el ejercicio fiscal 2012 en Bs. 54.714,0 millones, será financiado en un 52,8 por ciento con ingresos ordinarios (Bs. 28.894,0 millones). El restante financiamiento equivalente al 47,2 por ciento, es decir, la cantidad de Bs. 25.820,0 millones, tendrá su origen en el endeudamiento contemplado en los Proyectos de Ley Especial de Endeudamiento Anual y de Presupuesto.

Es importante destacar, que en la Ley Especial de Endeudamiento Anual se contempla la solicitud de autorización de recursos para cubrir el refinanciamiento o reestructuración de la Deuda Pública Nacional por Bs. 17.191,8 millones. Mediante esa autorización el Ejecutivo Nacional podrá efectuar operaciones de crédito público orientadas al refinanciamiento de deuda pública de conformidad con lo previsto en la Ley Orgánica de Administración Financiera del Sector Público (Loafsp). Con estas operaciones se espera:

- Extender el vencimiento promedio de la Deuda Pública Nacional
- Aplanar el perfil de vencimiento de la Deuda de la República mejorando significativamente el riesgo de refinanciamiento, los indicadores de riesgo país y crédito de Venezuela en los mercados financieros internacionales, sin necesidad de incrementar el saldo de la deuda publica.

El cuadro N° 6-16 muestra la desagregación del servicio de la deuda pública externa por tipo de acreedor. De dicho total los bonos tienen una participación del 88,5 por ciento, los multilaterales el 6,7 por ciento y los demás acreedores el 4,8 por ciento.

CUADRO N° 6-16
SERVICIO ESTIMADO DE LA DEUDA PÚBLICA EXTERNA
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

CONCEPTOS	AMORTIZACIÓN	INTERESES	TOTAL
REPÚBLICA			
Bancos Comerciales y Otras Instituciones Financieras	302,5	69,2	371,7
Bilateral	393,0	303,3	696,3
Bonos	1.442,5	18.635,1	20.077,6
Multilateral	903,1	622,3	1.525,4
Proveedores	6,0	0,4	6,4
TOTAL	**3.047,1**	**19.630,3**	**22.677,4**

Fuente: Oficina Nacional de Crédito Público (ONCP)

En el cuadro N° 6-17 se indica el monto del servicio de la deuda pública interna, así como su composición:

CUADRO N° 6-17
SERVICIO ESTIMADO DE LA DEUDA PÚBLICA INTERNA
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

CONCEPTOS	AMORTIZACIÓN	INTERESES	TOTAL
Bonos DPN	7.304,8	24.171,8	31.476,6
Letras del tesoro	0,0	560,0	560,0
TOTAL	**7.304,8**	**24.731,8**	**32.036,6**

Fuente: Oficina Nacional de Crédito Público (ONCP)

El monto total estimado para el servicio de la deuda pública en el Proyecto de Ley de Presupuesto para el ejercicio fiscal 2012 (Bs. 54.714,0 millones), expresado en términos del PIB, representa un 3,5 por ciento.

6.4 Clasificación Económica del Gasto de los Entes Descentralizados Funcionalmente de la República Sin Fines Empresariales

6.4.1 Comentarios Generales

Los Entes Descentralizados Funcionalmente de la República Sin Fines Empresariales constituyen organismos que, según la Ley Orgánica de la Administración Financiera del Sector Público, no realizan actividades de producción de bienes o servicios para la venta y cuyos recursos provengan de los aportes otorgados por la República. En este sentido, se requiere la medición del impacto que puedan tener los mismos en la actividad económica del sector público, de acuerdo a las exigencias de dicha Ley.

El total de gastos y aplicaciones financieras asignados a dichos entes, alcanza la cantidad de Bs. 142.159,3 millones, equivalentes al 9,1 por ciento del PIB. De este monto, se destinan para los gastos corrientes Bs. 110.044,1 millones, para gastos de capital e inversión financiera Bs. 12.530,5 millones y para las aplicaciones financieras Bs. 19.584,7 millones.

En el cuadro N° 6-18 se muestra la Clasificación Económica de los créditos presupuestarios:

CUADRO N° 6-18
CLASIFICACIÓN ECONÓMICA DEL GASTO DE LOS ENTES DESCENTRALIZADOS FUNCIONALMENTE SIN FINES EMPRESARIALES
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

CONCEPTOS	TOTAL	PORCENTAJE
Gastos Corrientes	**110.044,1**	**77,4**
Gastos de consumo	58.537,8	41,2
• Remuneraciones	36.122,5	25,4
• Compra de bienes y servicios	21.058,7	14,8
• Impuestos indirectos	826,6	0,6
• Depreciación y amortización	493,6	0,3
• Otros gastos de consumo	36,4	0,0
Gastos de la propiedad	1,8	0,0
• Intereses	1,6	0,0
• Derechos sobre bienes intangibles	0,2	0,0
Transferencias y donaciones corrientes	50.967,4	35,9
• Al sector privado	33.891,1	23,8
• Al sector público	17.054,8	12,0
• Al sector externo	21,5	0,0
Otros gastos corrientes	537,1	0,4

CUADRO N° 6-18
CLASIFICACIÓN ECONÓMICA DEL GASTO DE LOS ENTES DESCENTRALIZADOS FUNCIONALMENTE SIN FINES EMPRESARIALES
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

CONCEPTOS	TOTAL	PORCENTAJE
Gastos de Capital e Inversión Financiera	**12.530,5**	**8,8**
Inversión directa	11.676,0	8,2
• Formación bruta de capital fijo	11.516,7	8,1
• Incremento de existencia	29,8	0,0
• Tierras y terrenos	11,0	0,0
• Bienes intangibles	118,5	0,1
Transferencias y donaciones de capital	16,8	0,0
• Al sector privado	7,3	0,0
• Al sector público	9,5	0,0
Inversión financiera	837,7	0,6
• Aportes en acciones y participaciones de capital	0,3	0,0
• Concesión de préstamos	837,4	0,6
Aplicaciones Financieras	**19.584,7**	**13,8**
Inversión financiera	6.205,3	4,4
• Adquisición de títulos y valores	1.858,2	1,3
• Incremento de disponibilidad	2.779,2	2,0
• Incrementos de cuentas y efectos por cobrar	1.310,5	0,9
• Incremento de otros activos financieros	257,4	0,2
Disminución de pasivos financieros	12.092,5	8,5
• Amortización de deuda	141,9	0,1
• Disminución de cuentas y efectos por pagar	10.513,8	7,4
• Disminución de otros pasivos financieros	1.436,8	1,0
Disminución del patrimonio	1.286,9	0,9
TOTAL	**142.159,3**	**100,0**

La estructura porcentual de esta Clasificación se observa en el siguiente gráfico:

Gráfico N° 6-6
Clasificación Económica del Gastos de los EntesDescentralizados Funcionalmente Sin Fines Empresariales
(Estructura Porcentual)
Año 2012


Aplicaciones Financieras 13,8%
Gastos de Capital e Inversiones Financieras 8,8%
Gastos Corrientes 77,4%

6.4.2 Gastos Corrientes

Los gastos corrientes de los entes estarán orientados a cubrir el funcionamiento del aparato institucional de los mismos, y en llevar a cabo la ejecución y coejecución de proyectos de carácter social.

Para dichos gastos se asignan créditos presupuestarios por un monto de Bs. 110.044,1 millones, los cuales se distribuirán así: Bs. 58.537,8 millones para gastos de consumo, Bs. 1,8 millones para gastos de la propiedad, Bs. 50.967,4 millones para las transferencias y donaciones corrientes y Bs. 537,1 millones para el rubro de otros gastos corrientes.

Seguidamente se analizan los rubros más significativos:

6.4.2.1 Gastos de Consumo

Los gastos de consumo, permitirán la operatividad de los entes descentralizados, también se destacan gastos para cancelar los compromisos en materia laboral, adquirir materiales y suministros, cancelar los servicios básicos y realizar la contratación de servicios como alquileres, conservaciones y reparaciones menores, del personal técnico y profesional. En este sentido, se prevé para este rubro la cantidad de Bs. 58.537,8 millones, destacándose, primero las remuneraciones por Bs. 36.122,5 millones, destinados a la cancelación de sueldos, salarios, beneficios, complementos, aportes patronales, prestaciones sociales e incidencia generada por el incremento salarial del 25 por ciento para los trabajadores (as) de la Administración Pública decretado en el año 2011 y demás retribuciones; y segundo a la compra de bienes y servicios por la cantidad de Bs. 21.058,7 millones.

Además de lo antes expuesto, seguidamente se destacan los entes cuyas acciones muestran relevancia en el rubro de gastos de consumo:

- El Banco Nacional de Vivienda y Hábitat (Banavih), en su condición de banca social, brindará asesoría a los ciudadanos para facilitarles la tramitación de las solicitudes de créditos habitacionales. A tal efecto se destinaron recursos por el orden de Bs. 265,9 millones.

- Las Universidades Nacionales con Bs. 6.659,7 millones, continuarán enfocando sus objetivos hacia la formación de pregrado, la formación de postgrado, el fortalecimiento y desarrollo de la gestión científica, tecnológica y humanística y la generación, divulgación y aplicación del conocimiento. Estos objetivos coadyuvarán a crear las condiciones propicias para garantizar la permanencia y prosecución en el sistema educativo y el acceso al conocimiento y expansión de la educación universitaria.

- El Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (Ipasme) con Bs. 2.300,5 millones,

- El Instituto Nacional de Deportes (IND) con Bs. 592,9 millones, orientará sus acciones hacia la universalización de los derechos deportivos de toda la población. Con la creación de la Ley Orgánica de Deporte, Actividad Física y Educación Física publicada en Gaceta Oficial N° 39.741 de fecha 23/08/2011, se regula la promoción, organización y administración del deporte como un servicio público.

- La Fundación Nacional El Niño Simón, continuará atendiendo de manera integral a niños, niñas y adolescentes de nuestro país en todas sus etapas de desarrollo humano. Entre las metas que permitirán cumplir con el objetivo planteado, se destacan las siguientes: Atender a 57.397 niños, niñas y adolescentes a través de los proyectos: Desarrollo integral y Protección y Bienestar Social, entre otros.

- La Fundación Programa de Alimentos Estratégicos (Fundaproal) con Bs. 1.437,4 millones, orientados a adquirir suplementos nutricionales para 380.500 personas en situación de pobreza extrema y casos críticos de desnutrición; garantizar el funcionamiento de las Casas de Alimentación y suministrar 104.500 toneladas de alimentos a las 6.000 Casas de Alimentación para atender a más de 600.000 personas en condiciones de mayor vulnerabilidad.

- El Instituto Aeropuerto Internacional de Maiquetía con Bs. 761,0 millones, que destinará a diseñar e implementar programas de mantenimiento preventivo y correctivo de las instalaciones, así como atender todos los servicios inherentes al movimiento de aeronaves, pasajeros y carga.

- El Instituto Nacional de Servicios Sociales con Bs.555,0 millones, que permitirán desarrollar el "Plan Nacional de Atención al Adulto y Adulta Mayor de los Pueblos y Comunidades Indígenas".

- El Servicio Nacional Integrado de Administración Aduanera y Tributaria (Seniat) con Bs. 2.659,1 millones, respondiendo a los objetivos estratégicos previstos para el ejercicio económico-financiero 2012, llevará a cabo la ejecución de los siguientes proyectos: el Sistema Tributario Socialista, que reorienta la gestión de fiscalización y de cobro, incorporando procesos que permitan erradicar las prácticas más complejas de evasión fiscal y falta de pago de las obligaciones tributarias; y el Sistema Aduanero Socialista que articula el control aduanero con la visión de seguridad y soberanía integral de la Nación, aplicando procesos que regulen el ingreso y salida de mercancías y bienes, en atención a las políticas dictadas por el Ejecutivo Nacional.

- El Instituto Nacional de Capacitación y Educación Socialista (Inces) con Bs. 1.676,3 millones, para llevar a cabo los proyectos: "Formación y Capacitación Integral de Jóvenes y Adultos, en Contribución a la Economía Socio-Productiva y a la Conformación del Estado Comunal" y el "Sistema Integral de Estadísticas del Inces".

- El Instituto Venezolano de los Seguros Sociales (IVSS) con Bs. 12.247,1 millones, además de cubrir sus gastos de funcionamiento, lleva a cabo el fortalecimiento del servicio de asistencia médica integral de manera universal, solidaria y gratuita, a través de los Centros Asistenciales del Instituto.

- La Fundación Misión Ribas con Bs. 650,9 millones, para cumplir con los gastos propios de la institución, además de cubrir los gastos por concepto de servicios de transporte, logística de los eventos (graduaciones y encuentros de coordinación), dotación de uniformes e implementos de seguridad industrial para los brigadistas, entre otros.

- La recién creada Superintendencia de la Actividad Aseguradora con Bs. 638,2 millones, tendrá dentro de sus facultades, fijar las tarifas de contratación de los servicios que regula, a los fines de garantizar la estabilidad del sector asegurador. Además cabe destacar, la participación ciudadana organizada en defensa de los asegurados, a través de consejos de usuarios.

- En materia de salud, tanto el Servicio Autónomo Hospital Universitario de Maracaibo (Bs. 633,9 millones) y el Instituto Autónomo Hospital Universitario de Caracas (Bs. 693,4 millones), se encargarán de dar atención integral, oportuna y gratuita a los pacientes que ingresan a los servicios médicos que ofrecen.

6.4.2.2 Transferencias y Donaciones Corrientes

Las transferencias y donaciones corrientes alcanzan el monto de Bs. 50.967,4 millones, que representan el 35,9 por ciento del total estimado para los entes descentralizados funcionalmente de la República sin fines empresariales, y el 3,3 por ciento del PIB.

Del monto total asignado, se destinan al sector privado Bs. 33.891,1 millones las cuales se orientan a cancelar los aportes otorgados a los pensionados y jubilados, las donaciones y transferencias para personas (becas y ayudas), instituciones sin fines de lucro (subsidios), empresas privadas, entre otros. Las transferencias y donaciones a personas están destinadas a:

- La inclusión de nuevos ciudadanos al sistema de pensiones por las diferentes contingencias: vejez, incapacidad, invalidez, sobrevivencia y convenios bilaterales; así como continuar con la cancelación de pensiones a los ciudadanos excluidos de las políticas sociales y del sistema de seguridad social, tales como: el adulto mayor y las amas de casa, acorde con los principios de la democracia participativa y revolucionaria.

- El fortalecimiento de las misiones sociales como un instrumento clave para el desarrollo de la política social, orientada a satisfacer en gran medida las necesidades de la población venezolana. Entre los proyectos tenemos: el reordenamiento en la funcionalidad de las organizaciones estudiantiles de la Misión Sucre, la contribución al proceso de municipalización de la educación universitaria como elemento estratégico en el desarrollo regional y local y la ampliación, conservación y mejoras de la infraestructura física para la Misión Sucre en el marco de la municipalización de la educación universitaria; continuar con la ejecución del proyecto de alfabetización y prosecución de sexto grado de jóvenes, adultos y adultas "Simón Rodríguez", a través de Misión Robinson; la atención a la población excluida del sistema educativo, para ello la Fundación Misión Ribas, continuará ejecutando sus tres proyectos básicos: la Misión Ribas, la Misión Ribas Técnica y la Misión Ribas Productivo; la protección e inclusión integral de las madres amas de casa y sus familias en condición de pobreza extrema, ejecutado por la Fundación Misión Madres del Barrio "Josefa Joaquina Sánchez".

- La protección y atención integral a las familias y personas que permanecen en los refugios, bajo la responsabilidad de: Fundaproal, entre otros.

Al sector público se orientan recursos por Bs. 17.054,8 millones para los gastos de funcionamiento de los organismos de dicho sector y para la ejecución y coejecución de los proyectos o convenios que coexisten, a los efectos de cumplir con la política social del Gobierno Nacional. Estos aportes serán otorgados principalmente a los entes descentralizados para su gasto de funcionamiento, a las Entidades Federales, a los Municipios, entre otros. Se destacan las transferencias al sector público que realiza la Corporación Venezolana de Guayana con Bs. 11.238,8 millones, a empresas del Estado para llevar a cabo proyectos como: Producción de agua potable y saneamiento de aguas servidas; desarrollo socio-productivo para las comunidades de los espacios funcionales de la zona; construcción, ampliación, reparaciones y mejoras de obras públicas; construcción de viviendas; entre otros.

6.4.3 Gastos de Capital e Inversión Financiera

Los gastos de capital e inversión financiera, previstos para el ejercicio fiscal 2012 ascienden a Bs. 12.530,5 millones, correspondiendo a la inversión directa Bs. 11.676,0 millones, a las transferencias y donaciones de capital Bs. 16,8 millones; y a la inversión financiera por Bs. 837,7 millones, que representan el 93,2 por ciento, 0,1 por ciento y 6,7 por ciento del total asignado respectivamente.

6.4.3.1 Inversión Directa

Los recursos por este concepto se destinan principalmente a la culminación de las obras iniciadas, previstas en el Plan de Desarrollo Económico y Social de la Nación 2007-2013. Igualmente se destinan a la adquisición de maquinarias, equipos e inmuebles; a realizar estudios y proyectos, a la construcción de obras de infraestructura; a la adquisición de activos intangibles como paquetes y programas de computación; a las conservaciones, ampliaciones y mejoras mayores, entre otros. Se asignan recursos por la cantidad de Bs. 11.676,0 millones.

Ahora, dentro de los proyectos relevantes, se detallan los siguientes:

- Coordinar la ejecución de obras y mejoras físicas a la infraestructura vial, a través del Plan de Asfaltado de Vías; coordinar la ejecución del mantenimiento de las vías expresas del Área Metropolitana de Caracas y continuar con el rescate de la red vial principal, en coordinación con las autoridades regionales, mediante la rehabilitación y el mantenimiento de las carreteras, puentes y túneles. Estas acciones están bajo la tutela de la Fundación Fondo Nacional de Transporte Urbano (Fontur).

- Construcción, mejoramiento y mantenimiento de las principales autopistas y vías expresas del Territorio Nacional; y continuar con la construcción, ampliación y mejoras de edificaciones deportivas, de asistencia social, educativas, habitacionales, entre otros, a cargo de la Fundación Propatria 2000, en coordinación con los Ministerios del Poder Popular para Transporte y Comunicaciones, las Gobernaciones y Alcaldías.

- Mantenimiento y mejoras mayores en los bienes inmuebles, de los entes descentralizados.

- Actualización de los sistemas informáticos, que permitirán agilizar los procesos inherentes a las actividades de cada ente.

- Ejecución de obras y proyectos como: Promoción del desarrollo endógeno de las actividades socio-productivas y de la infraestructura de apoyo a la producción agrícola e industrial de la Región Los Andes; promoción, construcción y equipamiento de la infraestructura para la consolidación del sector educativo en la Región Zuliana, entre otros. Estos proyectos serán ejecutados por las Corporaciones de Desarrollo Regional.

6.4.3.2 Transferencias y Donaciones de Capital

Este rubro alcanza la cifra de Bs. 16,8 millones, de los cuales corresponde al sector privado Bs. 7,3 millones y al sector público Bs. 9,5 millones.

6.4.3.3 Inversión Financiera

Los créditos presupuestarios asignados para la inversión financiera ascienden a Bs. 837,7 millones, representados en su totalidad por la concesión de préstamos.

La inversión financiera se orientará a:

- Otorgar apoyo financiero a los proyectos de transporte masivo y para atender el servicio de transporte público, a fin de modernizar el parque automotor del país.

- Brindar financiamiento a las Organizaciones del Poder Popular para fortalecer y desarrollar proyectos socio-productivos dentro de las comunidades. Para ello el Fondo de Desarrollo Microfinanciero (Fondemi) cuenta con el Proyecto "Conformación y Formación de organizaciones del Poder Popular, que permitirá contribuir y continuar avanzando en la consolidación de la economía comunal.

- Otorgar financiamiento oportuno, para el fortalecimiento de las pequeñas y medianas industrias y las unidades de propiedad social, a través del Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (Inapymi).

- Otorgar créditos a las Empresas de Producción Social y demás agrupaciones productivas, como ejes fundamentales de la dinámica del desarrollo del país. Igualmente, la actividad crediticia se dirige al financiamiento socio-productivo de la pequeña y mediana industria y a las cooperativas, bajo el modo de producción socialista, a los fines de fortalecer la construcción del nuevo sistema económico.

6.4.4 Aplicaciones Financieras

Las aplicaciones financieras alcanzarán la cifra de Bs. 19.584,7 millones, destacándose:

- La disminución de cuentas y efectos por pagar apuntalan principalmente a cancelar a los contratistas la construcción de proyectos habitacionales que se ejecutan a través del Sistema Nacional de Vivienda y Hábitat, enmarcados en la Gran Misión Vivienda Venezuela. Entre los entes administradores de los recursos destinados para ello, se tienen: el Banco Nacional de Vivienda y Hábitat (Banavih) con Bs. 8.480,2 millones, el Instituto Nacional de la Vivienda (Inavi) con Bs. 1.058,0 millones.

- El incremento de las cuentas y efectos por cobrar, originado por la prestación eficiente y oportuna de créditos hipotecarios y personales, que realiza principalmente el Ipasme a los trabajadores del Ministerio del Poder Popular para la Educación por Bs. 1.102,1 millones.
- La adquisición de títulos y valores por Bs. 1.858,2 millones y el incremento de la disponibilidad por Bs. 2.779,2 millones, liderizado por el Fondo de Garantía de Depósitos y Protección Bancaria (Fogade).

6.5 Clasificación Sectorial del Gasto de la República año 2012

6.5.1 Comentarios Generales

En el Proyecto de Presupuesto para el ejercicio fiscal 2012, la distribución sectorial institucional del gasto presupuestario continuará anclada con las orientaciones y estrategias trazadas en el Proyecto Nacional "Simón Bolívar", en su Primer Plan Socialista de Desarrollo Económico y Social de la Nación para el período 2007-2013, y en compatibilidad con los lineamientos generales del Plan Operativo Anual (POAN) 2012 y los Planes Anuales Institucionales 2012, quedando de manifiesto la vinculación de la planificación y asignación de recursos en pro del logro de los objetivos, metas y políticas establecidas.

En tal sentido, en los cuadros N° 6-19 y N° 6-20, se presentan las asignaciones presupuestarias según las áreas afines, de manera que faciliten el estudio de la correspondencia que existe entre la estructura de los planes de desarrollo con la de presupuesto.

CUADRO N° 6-19
CLASIFICACIÓN SECTORIAL DEL GASTO POR FUENTES DE FINANCIAMIENTO
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

CONCEPTOS	RECURSOS ORDINARIOS	PROYECTOS POR ENDEUDAMIENTO	DEUDA PÚBLICA	GESTIÓN FISCAL	OTRAS FUENTES	TOTAL
SECTORES SOCIALES	**97.027,4**	**1.460,2**		**17.230,0**		**115.717,6**
Educación	30.027,8			7.198,4		37.226,2
Vivienda, Desarrollo Urbano y Servicios Conexos	2.000,4	1.252,8				3.253,2
Salud	20.739,7			4.939,8		25.679,5
Desarrollo Social y Participación	13.429,1	7,2		4,4		13.440,7
Seguridad Social	27.370,8			5.087,4		32.458,2
Cultura y Comunicación Social	1.915,1	200,2				2.115,3
Ciencia y Tecnología	1.544,5					1.544,5
SECTORES PRODUCTIVOS	**14.105,5**	**8.589,8**				**22.695,3**
Agrícola	4.665,6	431,8				5.097,4
Transporte y Comunicaciones	3.516,0	1.178,0				4.694,0
Industria y Comercio	2.544,7	2.765,5				5.310,2
Energía, Minas y Petróleo	3.108,4	4.214,5				7.322,9
Turismo y Recreación	270,8					270,8

CUADRO N° 6-19
CLASIFICACIÓN SECTORIAL DEL GASTO POR FUENTES DE FINANCIAMIENTO
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

CONCEPTOS	RECURSOS ORDINARIOS	PROYECTOS POR ENDEUDAMIENTO	DEUDA PÚBLICA	GESTIÓN FISCAL	OTRAS FUENTES	TOTAL
SERVICIOS GENERALES	**27.625,6**	**8.657,0**		**2.770,0**	**50,0**	**39.102,6**
Seguridad y Defensa	16.671,1	8.600,0		2.770,0		28.041,1
Dirección Superior del Estado	10.954,5	57,0			50,0	11.061,5
GASTOS NO CLASIFICADOS SECTORIALMENTE	**94.306,5**		**25.820,0**		**194,7**	**120.321,2**
Servicio de la Deuda Pública	28.894,0		25.820,0			54.714,0
Situado Constitucional	46.613,0					46.613,0
Transferencias al Exterior	192,0				94,7	286,7
Subsidio de Capitalidad	50,0					50,0
Otras Transf. a Entidades Federales.	326,3				100,0	426,3
Fondo de Compensación Interterritorial (FCI)	15.900,6					15.900,6
Rectificaciones al Presupuesto	2.330,6					2.330,6
TOTAL	**233.065,0**	**18.707,0**	**25.820,0**	**20.000,0**	**244,7**	**297.836,7**

CUADRO N° 6-20
CLASIFICACIÓN SECTORIAL DEL GASTO
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

DENOMINACIÓN	TOTAL	PORCENTAJE	
		PARTICIPACIÓN	PIB
SECTORES SOCIALES	**115.717,6**	**38,9**	**7,4**
Educación	37.226,2	12,5	2,4
Vivienda, Desarrollo Urbano y Servicios Conexos	3.253,2	1,1	0,2
Salud	25.679,5	8,7	1,6
Desarrollo Social y Participación	13.440,7	4,5	0,9
Seguridad Social	32.458,2	10,9	2,1
Cultura y Comunicación Social	2.115,3	0,7	0,1
Ciencia y Tecnología	1.544,5	0,5	0,1
SECTORES PRODUCTIVOS	**22.695,3**	**7,7**	**1,5**
Agrícola	5.097,4	1,7	0,3
Transporte y Comunicaciones	4.694,0	1,6	0,3
Industria y Comercio	5.310,2	1,8	0,4
Energía, Minas y Petróleo	7.322,9	2,5	0,5
Turismo y Recreación	270,8	0,1	0,0

CUADRO N° 6-20
CLASIFICACIÓN SECTORIAL DEL GASTO
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

DENOMINACIÓN	TOTAL	PORCENTAJE	
		PARTICIPACIÓN	PIB
SERVICIOS GENERALES	**39.102,6**	**13,0**	**2,5**
Seguridad y Defensa	28.041,1	9,4	1,8
Dirección Superior del Estado	11.061,5	3,6	0,7
GASTOS NO CLASIFICADOS SECTORIALMENTE	**120.321,2**	**40,4**	**7,7**
Servicio de la Deuda Pública	54.714,0	18,4	3,5
Situado Constitucional	46.613,0	15,7	3,0
Transferencias al Exterior	286,7	0,1	0,0
Subsidio de Capitalidad	50,0	0,0	0,0
Otras Transferencias a Entidades Federales	426,3	0,1	0,0
Fondo de Compensación Interterritorial (FCI)	15.900,6	5,3	1,0
Rectificaciones al Presupuesto	2.330,6	0,8	0,2
TOTAL	**297.836,7**	**100,0**	**19,1**

6.5.2 Sectores Sociales

En este modelo humanista, predomina la atención a las necesidades de las mayorías populares, la inversión social, la inclusión cultural, social y política requeridos para la construcción de una democracia de nuevo tipo, profundamente protagónica, dándole concreción a través de la asignación de mayores recursos para las políticas sociales. Para ello, el Ejecutivo Nacional afianzará las Misiones Sociales, con el objeto de favorecer la seguridad social, la salud, la educación, integración ciudadana y la justicia social.

Para el logro de estos objetivos se dirigen las estrategias a:

- Incentivar la inversión social, fortaleciendo y sustentando las políticas sociales, incorporando a los ciudadanos en situación de máxima exclusión social, haciendo énfasis en el carácter humanista y autogestionario, de este modelo, cuya razón de ser es el hombre.

- Profundizar la atención integral de la salud, en forma oportuna y gratuita, a través de la expansión de los servicios, prevención y control de enfermedades, soberanía farmacéutica, prevención de hechos violentos y de consumo de drogas, asegurando tratamiento y rehabilitación a la población afectada.

- Propiciar la construcción, mejora, rehabilitación y reubicación de viviendas, dando prioridad a las familias de escasos recursos y aquellas que se encuentran en refugios así como también sujetos de atención especial. Promoviendo el desarrollo de complejos habitacionales populares dotadas de servicios básicos y sociales.

- Continuar impulsando la universalización de la educación bolivariana con las misiones educativas, extendiendo la cobertura de la matrícula escolar, asegurando la permanencia y prosecución en el sistema educativo, fortaleciendo la educación ambiental, la identidad cultural, ampliando la infraestructura y dotación escolar.

- Garantizar la Seguridad Social a todos los ciudadanos en condiciones de equidad y fomentar una cultura de seguridad social que responda a los principios constitucionales, especialmente los de solidaridad y corresponsabilidad

- Estimular la participación organizada de los ciudadanos en la planificación de la producción y la socialización equitativa de los excedentes.

Los recursos estimados para los sectores sociales para el año 2012 ascienden a Bs. 115.717,6 millones (7,4 por ciento del PIB), correspondiendo por ordinario Bs.97.027,4 millones (6,2 por ciento del PIB); por proyectos por endeudamiento Bs. 1.460,2 millones, (0,1 por ciento del PIB) y por gestión fiscal Bs. 17.230,0 millones (1,1 por ciento del PIB).

CUADRO N° 6-21
SECTORES SOCIALES
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Educación	37.226,2	32,2
Seguridad Social	32.458,2	28,0
Salud	25.679,5	22,2
Desarrollo Social y Participación	13.440,7	11,6
Cultura y Comunicación Social	2.115,3	1,8
Vivienda, Desarrollo Urbano y Servicios Conexos	3.253,2	2,8
Ciencia y Tecnología	1.544,5	1,4
TOTAL	**115.717,6**	**100,0**

- ## Educación

En el año 2012 para este sector, se tiene previsto afianzar la consolidación del Subsistema de Educación Básica, mediante una base curricular coherente con los preceptos constitucionales y el proyecto político, económico y social del país. Para ello se modernizará, mejorará y dotarán las instituciones educativas, como espacios idóneos para la enseñanza, consolidando los sistemas nacionales de supervisión y de formación del personal docente, aportando herramientas vinculadas a los procesos de aprendizaje, para mejorar la calidad de vida de los estudiantes y personal docente, a fin de elevar los aspectos bio-psicosociales, económicos, ambientales y culturales del Subsistema de Educación Básica y la comunidad en general, que permitan garantizar educación integral gratuita y de calidad para todos.

En cuanto a la política destinada para la educación universitaria, se hará énfasis en la universalización de la educación, en la transformación de los servicios estudiantiles, de modelo asistencialista a un modelo liberador, el desarrollo de la conciencia y la capacidad socio-productiva de las instituciones de educación universitaria, la Misión Sucre y la Misión Alma Mater, en función de la seguridad y soberanía nacional.

Los créditos asignados a este sector ascenderán a Bs. 37.226,2 millones, (2,4 por ciento del PIB). Según la fuente de financiamiento corresponden por ordinario Bs. 30.027,8 millones (1,9 por ciento del PIB), y por Gestión Fiscal Bs. 7.198,4 millones (0,5 por ciento del PIB). Los recursos asignados a este sector serán distribuidos tal como se observa en el cuadro N° 6-22:

CUADRO N° 6-22
APORTES POR INSTITUCIONES AL SECTOR EDUCACIÓN
PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Ministerio del Poder Popular para la Educación	21.285,0	57,2
Ministerio del Poder Popular para la Educación Universitaria	14.597,5	39,2
Ministerio del Poder Popular para Relaciones Interiores y Justicia	510,0	1,4
Ministerio del Poder Popular para Ciencia, Tec. E Ind. Intermedias	388,0	1,0
Ministerio del Poder Popular para las Comunas y Protección Social	190,0	0,5
Ministerio del Poder Popular de Planificación y Finanzas	95,7	0,3
Otros Ministerios	160,0	0,4
TOTAL	**37.226,2**	**100,0**

- ## Vivienda, Desarrollo Urbano y Servicios Conexos

La política en materia de vivienda se centrará en la estrategia de una nueva organización socio territorial del país, en función de lograr un sistema económico productivo, diversificado e integrado, tanto funcionalmente como territorialmente, que sustente la inclusión social bajo regímenes de producción social.

A través del Ministerio del Poder Popular para Vivienda y Hábitat, se formulará, controlará y se dará el financiamiento para las políticas de vivienda, haciendo énfasis en la construcción de complejos habitacionales. En este sentido cabe destacar, la gran misión vivienda, una política de Estado que tiene como objeto principal reducir el déficit habitacional con el impulso de la construcción de viviendas, con lo cual se le dará respuesta a la escasez de viviendas.

Por su parte, en la política presupuestaria para el año 2012 del Ministerio del Poder Popular para el Ambiente, se tiene previsto continuar con las mejoras y el aprovechamiento del sector ambiental y concientización acerca del desarrollo sostenible, a manera de impulsar un modelo de producción y consumo ambientalmente sustentable, garantizando la conservación y uso de recursos hídricos.

Para tal fin, se dará financiamiento por medio del Proyecto de Ley Especial de Endeudamiento Anual 2012, entre otros a los siguientes proyectos: Fortalecimiento de Capacidades Nacionales para el Manejo y Disposición Final de los Residuos y Desechos Sólidos por Bs. 286,2 millones, Proyecto Nacional de Gestión y Conservación Ambiental por Bs. 110,8 millones, Rehabilitación y Optimización de las Plantas Mayores de Potabilización de Agua en Venezuela por Bs. 103,2 millones, Agua Potable y Saneamiento en Zonas Urbanas y Rurales por Bs. 81,7 millones, Racionalización de los Consumos de Agua Potable y Saneamiento en Zonas Urbanas y Rurales por Bs. 54,7 millones, la Atención Acueductos Rurales y Poblaciones Menores Fase II por Bs. 41,7 millones, y Manejo Sustentable de los Recursos Naturales de la Cuenca del Rió Caroní por Bs. 16,1 millones.

Los recursos destinados a este sector ascienden a Bs.3.253,2 millones (0,2 por ciento del PIB). Según la fuente de financiamiento corresponden por ordinario Bs. 2.000,4 millones (0,1 por ciento del PIB) y por proyectos por endeudamiento Bs. 1.252,8 millones(0,1 por ciento del PIB). En el cuadro N° 6-23 se muestran los principales órganos que aportan a este sector.

CUADRO N° 6-23
APORTES POR INSTITUCIONES AL SECTOR VIVIENDA DESARROLLO URBANO Y SERVICIOS CONEXOS
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Ministerio del Poder Popular para el Ambiente	1.836,8	56,5
Ministerio del Poder Popular para Vivienda y Hábitat	1.121,6	34,4
Ministerio del Poder Popular para las Comunas y Protección Social	220,0	6,8
Otros Ministerios	74,8	2,3
TOTAL	**3.253,2**	**100,0**

- ## Salud

El Estado como rector del Sistema Público Nacional de Salud, descentralizado y participativo, ejecutará políticas estratégicas para la promoción, prevención, vigilancia, control y regulación de la salud integral, profundizando la atención integral en forma oportuna y gratuita, a través de programas y control de enfermedades, asistencia materna infantil, atención y prevención en el consumo de drogas y a garantizar la soberanía farmacéutica, con universalidad, equidad, solidaridad, honestidad, responsabilidad, y celeridad, en procura de la calidad de vida de la población venezolana, de forma articulada, corresponsable y participativa.

Dichas políticas serán desarrolladas a través de:

- Atención a la formación de profesionales del nivel primario y de especialidades, así como a la rehabilitación de hospitales y centros de diagnóstico; ampliación y mejora de la infraestructura hospitalaria y centros de diagnóstico; que brindan servicio integral gratis a todos los ciudadanos. Para el logro de estos objetivos, se tiene previsto continuar con la estrategia de los Consultorios Populares, los Centros de Diagnóstico Integral, las Salas de Rehabilitación Integral (SRI) y los Centros de Alta Tecnología.

- Fortalecer y optimizar la investigación sobre uso y abuso de sustancias estupefacientes y psicotrópicas; acciones educativas sobre la prevención en cuanto al consumo de drogas; consolidación de todos los centros que prestan asistencia ambulatoria para esta población y asegurar el tratamiento y la rehabilitación de la población afectada.

Los recursos destinados a este sector ascienden a Bs. 25.679,5 millones (1,6 por ciento del PIB). Según la fuente de financiamiento corresponden por ordinario Bs. 20.739,7millones, (1,3 por ciento del PIB) y por gestión fiscal Bs. 4.939,8 millones (0,3 por ciento del PIB).

Con el propósito de ser ejecutados en el ejercicio fiscal 2012, se asignan los aportes que se especifican en el cuadro N° 6-24, para los organismos ejecutores de las políticas de Salud:

CUADRO N° 6-24
APORTES POR INSTITUCIONES AL SECTOR SALUD
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Ministerio del Poder Popular para la Salud	18.496,2	72,0
Ministerio del Poder Popular para la Educación	2.140,3	8,3
Ministerio del Poder Popular para la Defensa	1.179,2	4,6
Ministerio del Poder Popular para la Alimentación	678,3	2,6
Ministerio del Poder Popular para Transporte y Comunicaciones	595,8	2,3
Tribunal Supremo de Justicia	573,5	2,2
Ministerio del Poder Popular de Planificación y Finanzas	356,5	1,4
Ministerio del Poder Popular para Relaciones Interiores y Justicia	195,5	0,8
Ministerio Público	192,9	0,8
Ministerio del Poder Popular para la Agricultura y Tierras	174,8	0,7
Ministerio del Poder Popular para el Ambiente	120,6	0,5
Ministerio del Poder Popular para la Educación Universitaria	117,5	0,5
Ministerio del Poder Popular para Vivienda y Hábitat	89,5	0,3
Vicepresidencia de la República	76,7	0,3
Contraloría General de la República	60,4	0,2
Otros Ministerios	631,8	2,5
TOTAL	**25.679,5**	**100,0**

• Desarrollo Social y Participación

Para el ejercicio fiscal 2012, el Ejecutivo Nacional, proseguirá sus acciones para lograr la máxima inversión social, fortaleciendo y sustentando las políticas sociales, universales, diferenciadas e integradas, incorporando a los ciudadanos en situación de máxima exclusión social. Para ello, se continuará apoyando el acceso a los Programas y Misiones Sociales, reafirmando la condición humanista del proceso revolucionario.

Entre las acciones de política más destacadas tenemos:

- Asegurar la Asistencia y el Desarrollo Social Integral y Participativo del ciudadano venezolano, desarrollando políticas dirigidas al fomento del desarrollo humano, al desarrollo social con equidad y justicia social, a la protección social, especialmente en los grupos sociales más desposeídos

- Reafianzar la Misión Negra Hipólita, la cual seguirá brindando apoyo en lo relativo a la atención coordinada y directa a las ciudadanas y ciudadanos en situación de calle y sus familias de origen, potenciando su transformación en el hombre nuevo a través de una capacitación socio productiva

El Ministerio del Poder Popular para las Comunas y Protección Social, se encargará de fortalecer el poder ciudadano y crear oportunidades para superar la pobreza, a través del apoyo a la economía social; la promoción del desarrollo humano integral de toda la población, con especial interés en acciones dirigidas a la población excluida, y la disminución de las desigualdades sociales.

Para ello, se asignan recursos provenientes del Proyecto de Ley Especial de Endeudamiento 2012 por Bs. 7,2 millones, a fin de suministrar Apoyo a las Poblaciones Warao del Delta del Orinoco.

Los recursos destinados a éste sector ascienden a Bs. 13.440,7 millones, (0,9 por ciento del PIB). Según la fuente de financiamiento corresponden por ordinario Bs. 13.429,1 millones (0,9 por ciento del PIB);por proyectos por endeudamiento Bs. 7,2 millones y por gestión fiscal Bs. 4,4 millones.

A continuación en el cuadro N° 6-25, se presentan los aportes más relevantes del sector:

CUADRO N° 6-25
APORTES POR INSTITUCIONES AL SECTOR DESARROLLO SOCIAL Y PARTICIPACIÓN
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Ministerio del Poder Popular para la Educación	4.079,0	30,3
Ministerio del Poder Popular para las Comunas y Protección Social	2.295,0	17,1
Ministerio del Poder Popular para el Deporte	1.256,6	9,3
Ministerio del Poder Popular para el Trabajo y Seguridad Social	1.028,5	7,7
Ministerio del Poder Popular para la Alimentación	928,2	6,9
Ministerio del Poder Popular para la Juventud	658,2	4,9
Ministerio del Poder Popular para la Defensa	346,4	2,6
Vicepresidencia de la República	315,8	2,3
Ministerio del Poder Popular para la Mujer y la Igualdad de Género	281,6	2,1
Ministerio del Poder Popular del Despacho de la Presidencia	240,7	1,8
Ministerio del Poder Popular para Transporte y Comunicaciones	195,9	1,4
Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias	194,5	1,4
Ministerio del Poder Popular para los Pueblos Indígenas	185,5	1,4
Ministerio del Poder Popular para Energía Eléctrica	141,9	1,1
Ministerio del Poder Popular para el Servicio Penitenciario	137,3	1,0
Consejo Nacional Electoral	103,8	0,8
Asamblea Nacional	102,9	0,8
Otros Ministerios	948,9	7,1
TOTAL	**13.440,7**	**100,0**

- **Seguridad Social**

El Estado Venezolano acentuará sus esfuerzos para asegurar la Seguridad Social a todos los ciudadanos en condiciones de equidad, justicia e inclusión social, fomentando una cultura de Seguridad Social que responda a los principios constitucionales, especialmente, los de solidaridad y corresponsabilidad.

La asignación presupuestaria en este sector será destinada básicamente al pago de pensiones y jubilaciones, asistencia social-económica al personal pensionado y jubilado, aportes patronales al Instituto Venezolano de los Seguros Sociales (IVSS) para obreros y empleados, al Instituto de Previsión Social de las Fuerzas Armadas Nacionales (Ipsfa), al Servicio Autónomo Fondo de Prestaciones Sociales de los organismos de la Administración Central y al Instituto de Previsión y Asistencia Especial para el personal del Ministerio del Poder Popular para la Educación (Ipasme), entre otros.

Al IVSS, se le asignan recursos por Bs. 18.126,8 millones, para llevar a cabo los siguientes proyectos; mejoramiento en el otorgamiento de las prestaciones dinerarias a largo y corto plazo; incorporación progresiva de ciudadanos y ciudadanas al sistema de Seguridad Social y de asistencia médica integral de manera universal solidaria y gratuita.

En cuanto al profesional del área educativa se refiere, se estiman recursos al Ipasme por Bs.858,2 millones, a fin de promover y desarrollar un sistema de seguridad social integral y orientado al mejoramiento permanente de la calidad de vida del personal docente y administrativo del Ministerio del Poder Popular para la Educación.

Por su parte, al Ipsfa se le asignan recursos por Bs. 2.294,8 millones, para atender los beneficios socioeconómicos previstos en la Ley de Seguridad Social de la Fuerza Armada Nacional, para el suministro de medicinas y productos farmacéuticos a familiares inmediatos y mediatos de los afiliados, y para la adquisición de equipos médicos quirúrgicos y odontológicos.

Los recursos destinados a este sector ascienden a Bs. 32.458,2 millones, (2,1 por ciento del PIB.

Según la fuente de financiamiento sólo corresponden por ordinario Bs. 27.370,8 millones, (1,8 por ciento del PIB) y por gestión fiscal Bs. 5.087,4 millones (0,3 por ciento del PIB). En el cuadro N° 6-26 se presentan los aportes más importantes del sector:

CUADRO N° 6-26
APORTES POR INSTITUCIONES AL SECTOR SEGURIDAD SOCIAL
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Ministerio del Poder Popular para el Trabajo y Seguridad Social	18.217,7	56,1
Ministerio del Poder Popular para la Educación	5.422,8	16,7
Ministerio del Poder Popular para la Defensa	2.608,3	8,0
Tribunal Supremo de Justicia	1.071,1	3,3
Ministerio del Poder Popular de Planificación y Finanzas	827,8	2,6
Ministerio del Poder Popular para Transporte y Comunicaciones	785,2	2,5

CUADRO N° 6-26
APORTES POR INSTITUCIONES AL SECTOR SEGURIDAD SOCIAL
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Ministerio del Poder Popular para la Salud	702,3	2,2
Consejo Nacional Electoral	534,7	1,6
Ministerio del Poder Popular para Relaciones Interiores y Justicia	368,1	1,1
Ministerio Público	323,0	1,0
Ministerio del Poder Popular para el Ambiente	230,2	0,7
Asamblea Nacional	207,1	0,6
Ministerio del Poder Popular para Relaciones Exteriores	155,5	0,5
Ministerio del Poder Popular para las Comunas y Protección Social	146,5	0,5
Ministerio del Poder Popular para la Agricultura y Tierras	143,5	0,4
Contraloría General de la República	121,0	0,4
Otros Ministerios	593,4	1,8
TOTAL	**32.458,2**	**100,0**

- ## Cultura y Comunicación Social

El objetivo principal del Ministerio del Poder Popular para la Cultura, se fundamenta en masificar una cultura que fortalezca la identidad nacional, latinoamericana y caribeña a través de la estimulación de la creatividad y las artes en todo el Territorio Nacional.

En cuanto a las comunicaciones, a través del Ministerio del Poder Popular para la Comunicación y la Información, se hará énfasis en consolidar el sistema de comunicación nacional, como instrumento para el fortalecimiento de la democracia protagónica y revolucionaria y el seguimiento y evaluación de la política comunicacional integral pública.

Los recursos asignados a este sector ascienden a Bs. 2.115,3 millones (0,1 por ciento del PIB), los cuales incluyen los recursos por Proyecto de Ley Especial de Endeudamiento 2012 para la Segunda Fase del Programa de Apoyo al Centro de Acción Social por la Música por Bs. 180,0 millones y al Complejo de Acción Social por la Música Simón Bolívar, Bs. 20,2 millones. Según la fuente de financiamiento corresponden por ordinario Bs. 1.915,1 millones (0,1 por ciento del PIB) y por proyectos por endeudamiento Bs. 200,2 millones.

Los organismos que participan en el citado sector, se relacionan a continuación en el cuadro N° 6-27.

CUADRO N° 6-27 APORTES POR INSTITUCIONES AL SECTOR CULTURA Y COMUNICACIÓN SOCIAL PROYECTO DE LEY DE PRESUPUESTO 2012 (Millones de Bolívares)		
DENOMINACIÓN	**MONTO**	**PORCENTAJE**
Ministerio del Poder Popular para la Cultura	1.162,5	55,0
Ministerio del Poder Popular para el Despacho de la Presidencia	450,5	21,3
Ministerio del Poder Popular para la Comunicación y la Información	364,6	17,2
Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias	78,8	3,7
Otros Ministerios	58,9	2,8
TOTAL	**2.115,3**	**100,0**

- ## Ciencia y Tecnología

Para el ejercicio fiscal 2012, el Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias profundizará el sistema de las telecomunicaciones, como uno de los pilares del desarrollo de la ciencia y la tecnología, con el objeto de convertirla en una herramienta de socialización y divulgación del conocimiento, a fin de que el pueblo tenga una participación protagónica de su propio desarrollo y democratizar el acceso al conocimiento a todos los niveles sociales. En este sentido, las acciones estarán orientadas a:

- Desarrollar la industria básica no energética e incrementar la producción nacional de ciencia, tecnología e innovación a fin de cubrir necesidades en los sectores que lo requieran.
- Fomentar la ciencia, y la tecnología al servicio del desarrollo nacional y reducir diferencias en el acceso al conocimiento.
- Divulgar masivamente la cultura científica y el apoyo institucional con plataformas tecnológicas para acceder al ciudadano común, a través de museos, infocentros y bibliotecas.

Los recursos asignados para este sector ascienden a Bs. 1.544,5 millones (0,1 por ciento del PIB), los cuales provienen de la fuente ordinarios. A continuación en el cuadro N° 6-28, se presentan los aportes más relevantes del sector:

CUADRO N° 6-28 APORTES A LOS PRINCIPALES ORGANISMOS AL SECTOR CIENCIA Y TECNOLOGÍA PROYECTO DE LEY DE PRESUPUESTO AÑO 2012 (Millones de Bolívares)		
DENOMINACIÓN	**MONTO**	**PORCENTAJE**
Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias	962,7	62,3
Ministerio del Poder Popular para la Agricultura y Tierras	303,1	19,7
Ministerio del Poder Popular para la Educación	186,6	12,1
Ministerio del Poder Popular para las Comunas y Protección Social	70,0	4,5
Ministerio del Poder Popular para el Ambiente	22,0	1,4
Otros Ministerios	0,1	0,0
TOTAL	**1.544,5**	**100,0**

6.5.3 Sectores Productivos

Las políticas en este sector continuarán encaminadas a dar continuidad al plan de desarrollo endógeno en las áreas de la agricultura, la industria, el comercio y de servicios. En función del establecimiento del modelo productivo socialista, conformado primordialmente por empresas de producción social y de las formas de organización socioproductivas, que surgen en el seno de la comunidad y que representan entidades económicas dedicadas a la producción de bienes o servicios, que contemplan la movilización consciente del trabajo en redes socioproductivas y que potencien el control y próspero desenvolvimiento de las actividades de la economía popular.

Para ello, se fortalecerá la pequeña y mediana industria y empresa, utilizando mecanismos de asistencia técnica, financiamiento y capacitación del recurso humano. Un elemento al que se dará apoyo es la cogestión, como herramienta de corresponsabilidad en la ejecución de proyectos de inversión y servicios.

Se prevé construir y continuar el mantenimiento preventivo de las vías urbanas, rurales y fronterizas; especialmente se dará impulso a la construcción de los sistemas masivos de transporte a nivel nacional.

En el sector agrícola, se establecerá un desarrollo agrícola sustentable y de soberanía agroalimentaria. La actividad agrícola está llamada a cumplir un rol primordial, en la ocupación del territorio, la redistribución del ingreso y el aporte de materias primas a la industria.

En el sector de energía, los recursos se orientarán a la ampliación y mejora de la distribución de energía en el país, para satisfacer el incremento de la demanda interna de electricidad, a la regulación, supervisión y gestión del servicio energético nacional, su plan de expansión, modernización e integración; impulsando el uso eficiente de la energía tanto la generada por fuentes hidrológicas como las producidas por las fuentes térmicas. Para ello se asignan importantes recursos en el Proyecto de Ley Especial de Endeudamiento 2012.

En lo que respecta al Comercio Exterior, se ejecutará una política comercial enfocada hacia la consolidación de los lazos de unión entre Venezuela y aquellos países que se identifican con la visión de un mundo multipolar, basado en la construcción de nuevos bloques de poder geopolítico y mecanismos de articulación, cooperación y complementación.

Los recursos asignados a los sectores productivos ascienden a Bs. 22.695,3 millones (1,5 por ciento del PIB), distribuidos en la forma siguiente: por ordinario Bs. 14.105,5 millones (0,9 por ciento del PIB) y por proyectos por endeudamiento Bs. 8.589,8 millones (0,6 por ciento del PIB).

CUADRO N° 6-29
SECTORES PRODUCTIVOS
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Transporte y Comunicaciones	4.694,0	20,7
Agrícola	5.097,4	22,5
Industria y Comercio	5.310,2	23,3
Energía, Minas y Petróleo	7.322,9	32,3
Turismo y Recreación	270,8	1,2
TOTAL	**22.695,3**	**100,0**

- **Agrícola**

La política presupuestaria del Estado para el ejercicio fiscal del año 2012, se fundamentará en garantizar la seguridad alimentaria, con la aplicación progresiva de estrategias que consoliden la revolución agraria y la eliminación definitiva del latifundio.

En tal sentido las acciones se orientarán para:

- Asegurar el balance agroalimentario de la población, a través de la planificación, desarrollo sistémico y articulado de la producción, promoción de la actividad agropecuaria, protección de los asentamientos de comunidades de pescadores y pescadoras artesanales.
- Aumentar los espacios de concertación, es decir, consejos agrícolas y de productividad, en coordinación con el Ejecutivo Nacional para actividades tales como censos, organización de zonas productivas, determinación de rubros prioritarios, capacitación y suministro de información actualizada, entre otros.

A través del financiamiento del Proyecto de Ley Especial de Endeudamiento Anual 2012, se otorgan recursos por el orden de Bs. 431,8 millones, para Obras de Regulación y Trasvase, Desarrollo Agrícola del Valle de Quibor y Conservación de la Cuenca del Río Yacambú Bs. 409,4 millones y Bs. 22,4 millones destinados al Desarrollo Sostenible para las Zonas Semiáridas de los Estados Lara y Falcón, segunda fase (Prosalafa II).

Los créditos asignados a este sector ascienden a Bs. 5.097,4 millones (0,3 por ciento del PIB), incluidos los asignados por Proyecto de Ley Especial de Endeudamiento Anual del año 2012.

Según la fuente de financiamiento corresponden por ordinario Bs. 4.665,6 millones (0,3 por ciento del PIB) y por proyectos por endeudamiento Bs. 431,8 millones. El cuadro N° 6-30 refleja las asignaciones previstas por los organismos que aportan a este sector:

CUADRO N° 6-30
APORTES POR INSTITUCIONES AL SECTOR AGRÍCOLA
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Ministerio del Poder Popular para la Alimentación	2.300,0	45,1
Ministerio del Poder Popular para la Agricultura y Tierras	2.196,4	43,1
Ministerio del Poder Popular para el Ambiente	444,0	8,7
Vicepresidencia de la República	153,2	3,0
Otros Ministerios	3,8	0,1
TOTAL	**5.097,4**	**100,0**

- **Transporte y Comunicaciones**

Durante el Proyecto de Presupuesto para el ejercicio fiscal 2012, los esfuerzos del sector se centraran en dar prioridad a los proyectos destinados al mantenimiento, mejoras, acondicionamiento y nuevas construcciones de infraestructura pública, especialmente de vialidad y grandes obras de transporte masivo, entre las que destacan la nueva Línea 2 "El Tambor San Antonio de los Altos", Rehabilitación de la Línea I del Metro de Caracas,

Línea 5 Tramo Plaza Venezuela- Miranda II y la Construcción de la Línea 2 del Metro de Valencia.

Dichas obras generan grandes beneficios ya que, además de movilizar volúmenes importantes de pasajeros, tienen características comunes, como el desarrollo de importantes obras de infraestructura: vías férreas, túneles, viaductos, sistemas de electrificación, calles, avenidas y edificaciones, entre otras.

En tal sentido, a través del financiamiento para proyectos contemplados en la Ley Especial de Endeudamiento Anual 2012, se ejecutarán entre otros, lo siguientes planes, proyectos y obras de orden estratégico, con especial énfasis en el transporte masivo, destacando los siguientes: Línea 2 El Tambor- San Antonio de los Altos (Obras Civiles) por Bs. 490,7 millones, Rehabilitación de la Línea I del Metro de Caracas por Bs. 205,0 millones, Línea 5 Tramo Plaza Venezuela - Miranda II Bs. 186,0 millones, Construcción de la Línea 2 del Metro de Valencia Bs. 104,7 millones, Línea 2, El Tambor-San Antonio de los Altos, Sistema Metro Los Teques (Equipamiento) Bs. 173,9 millones e Inversiones Operativas de la C.A. Metro de Caracas por Bs. 17,7 millones.

Los recursos destinados a este sector ascienden a Bs. 4.694,0 millones (0,3 por ciento del PIB). Según la fuente de financiamiento corresponden por ordinario Bs. 3.516,0 millones (0,2 por ciento del PIB) y por proyectos por endeudamiento Bs. 1.178,0 millones (0,1 por ciento del PIB).

El cuadro N° 6-31 refleja las asignaciones previstas por los Ministerios que aportan a este sector:

CUADRO N° 6-31
APORTES POR ORGANISMOS AL SECTOR TRANSPORTE Y COMUNICACIONES
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Ministerio del Poder Popular para Transporte y Comunicaciones	3.826,3	81,5
Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias	460,9	9,8
Ministerio del Poder Popular para la Comunicación y la Información	288,4	6,2
Otros Ministerios	118,4	2,5
TOTAL	**4.694,0**	**100,0**

- ## Industria y Comercio

Las acciones de este sector se orientarán a la instauración del modelo productivo socialista, partiendo de la trascendencia del sistema empresarial de producción capitalista y esquemas de integración sectorial bajo una visión socialista. Asimismo, se prioriza el desarrollo y consolidación de las operaciones ferro siderúrgicas, del aluminio primario y de minerales auríferos, apuntalando y estructurando a las corporaciones sectoriales.

A través del Ministerio del Poder Popular para el Comercio, se formularán las políticas planes, y proyectos orientados a promover el desarrollo industrial, el fortalecimiento de la Pequeña y Mediana Empresa (PYME), la Pequeña y Mediana Industria (PYMI) y el desarrollo de las cadenas industriales, a fin de que sirvan de palanca para reactivar y modernizar el parque industrial del país. De igual forma, se incrementará el intercambio de bienes y servicios a través de los países que integran la Alternativa Bolivariana para las Américas (ALBA).

Por su parte, el Ministerio del Poder Popular para las Industrias Básicas y Minería, se encargará de la formulación, ejecución y control de las políticas, estrategias y planes en materia de industrias básicas, mineras y forestales, orientadas a desarrollar el nuevo modelo de sistema empresarial de producción socialista en los sectores hierro - acero, aluminio, forestal y minero. Para la ejecución de dicho objetivo, se contemplan recursos en el Proyecto de Ley Especial de Endeudamiento Anual 2012 por Bs. 2.765,5 millones para el Diseño, Construcción y Operación de un Complejo Siderúrgico realizado por la Empresa de Producción Social (EPS) Siderúrgica Nacional C.A.

Los recursos destinados al sector Industria y Comercio ascienden a Bs. 5.310,2 millones (0,4 por ciento del PIB). Según la fuente de financiamiento los recursos asignados corresponden a la fuente ordinaria Bs. 2.544,7 millones (0,2 por ciento del PIB) y por proyectos por endeudamiento Bs. 2.765,5 millones (0,2 por ciento del PIB). El cuadro N° 6-32 refleja las asignaciones previstas por los Ministerios que aportan a este sector:

CUADRO N° 6-32
APORTES POR ORGANISMOS AL SECTOR INDUSTRIA Y COMERCIO
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

DENOMINACIÓN	MONTO	PORCENTAJE
Ministerio del Poder Popular para las Industrias Básicas y Minería	2.840,6	53,5
Ministerio del Poder Popular para Vivienda y Hábitat	1.300,0	24,5
Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias	344,5	6,5
Ministerio del Poder Popular para las Comunas y Protección Social	225,0	4,2
Ministerio del Poder Popular para el Comercio	210,0	4,0
Vicepresidencia de la República	200,4	3,8
Otros Ministerios	189,7	3,5
TOTAL	**5.310,2**	**100,0**

- ## Energía, Minas y Petróleo

En el Ministerio del Poder Popular para la Energía y Petróleo, se establecerán las políticas a fin de planificar y ordenar las actividades de desarrollo, aprovechamiento y control de los recursos energéticos, así como de sus industrias fundamentales: petrolera y petroquímica, combinando esfuerzos para optimizar la utilización de los recursos energéticos naturales, con miras a que Venezuela se constituya en una potencia energética mundial.

La política en el subsector energía: se orientará a la ampliación y mejora de la distribución de energía en el país, para satisfacer el incremento de la demanda interna de electricidad, a la regulación, supervisión y gestión del servicio energético nacional, su plan de expansión, modernización e integración; impulsando el uso eficiente de la energía, tanto la generada por fuentes hidrológicas, como la producida por las fuentes térmicas, favoreciendo el uso del gas natural, además de propiciar el uso de fuentes renovables de energía ambientalmente sostenible.

En tal sentido, el Ministerio del Poder Popular para Energía Eléctrica, rector del sistema eléctrico prevé el fortalecimiento de las actividades de generación, transmisión, distribución y atención del usuario del sector eléctrico, en las diferentes instancias a nivel nacional.

Para ello, se asignan recursos provenientes del Proyecto de Ley Especial de Endeudamiento 2012 para Planta Termozulia III Bs. 1.862,4 millones, Central Hidroeléctrica Tocoma, por Bs. 995,1 millones, Rehabilitación de las Unidades 1 a 6 de la Casa de Máquinas 1 de la Central Hidroeléctrica Simón Bolívar (Guri) Bs. 812,3 millones, y Fortalecimiento y Desarrollo Institucional de la Corporación Eléctrica Nacional, S. A.; para lo cual se asignan Bs. 285,1 millones.

Por su parte, en el sector minero, el Ministerio del Poder Popular para las Industrias Básicas y Minería, constituye el centro del diseño de la política minera, para la cual se prevé ejercer acciones, a fin de generar un esquema de desarrollo endógeno y soberano en los procesos de extracción, producción y comercialización de los minerales y materias primas que se producen en el país, con especial atención en su impacto ambiental. Para lo cual, conviene destacar la Fundación Misión Piar en su función de rescate de la condición humana del minero.

Finalmente la política petrolera se dirigirá, a la maximización de la captación de la renta en todas las fases del proceso y a fortalecer la participación fiscal en los ingresos, mediante la mejora en el perfeccionamiento de las alianzas estratégicas y en el proceso administrativo interno, impulsando su orientación al desarrollo endógeno, persiguiendo el agotamiento de las posibilidades de generación de actividades económicas en el país, a partir de la explotación del recurso.

El monto estimado del sector alcanza a Bs. 7.322,9 millones (0,5 por ciento del PIB) Según la fuente de financiamiento corresponden por ordinario Bs. 3.108,4 millones (0,2 por ciento del PIB) y por proyectos por endeudamiento Bs. 4.214,5 millones (0,3 por ciento del PIB).

- **Turismo y Recreación**

El Ministerio del Poder Popular para el Turismo, formuló en el Proyecto de Ley de Presupuesto 2012 los objetivos a desarrollar con el fin de promover, organizar y regular la actividad turística y el funcionamiento del sistema turístico nacional, como factores estratégicos de diversificación socioeconómica y desarrollo sustentable del País.

Los créditos asignados a este sector ascenderán a Bs. 270,8 millones, los cuales provienen por fuente ordinaria.

6.5.4 Sectores de Servicios Generales

- **Dirección Superior del Estado**

El fomento de las acciones inherentes a la consecución de las políticas sociales, económicas, fiscales y financieras por parte del Poder Ejecutivo y Legislativo, en aras de impulsar las transformaciones estructurales necesarias, para el desarrollo del nuevo modelo de socialismo bolivariano, como fundamento básico del socialismo del siglo XXI es el objetivo de este sector para el ejercicio fiscal 2012.

Para ello, se asignan recursos provenientes del Proyecto de Ley Especial de Endeudamiento Anual 2012, para el Fortalecimiento del Instituto Nacional de Estadística (INE), como ente rector del Sistema Estadístico Nacional (SEN) por Bs. 57, 0 millones.

Los créditos asignados a este sector ascienden a Bs. 11.061,5 millones (0,7 por ciento del PIB). Según la fuente de financiamiento corresponden a recursos ordinarios Bs. 10.954,5 millones (0,7 por ciento del PIB), por proyectos por endeudamiento Bs. 57,0 millones y por otras fuentes Bs. 50,0 millones.

- **Seguridad y Defensa**

Los recursos asignados a este sector estarán destinados en su mayor parte, a garantizar la seguridad y defensa nacional, mediante el resguardo de la soberanía y la consolidación de las zonas fronterizas, a fin de fortalecer la seguridad integral de la nación, mediante el efectivo equipamiento, organización y adiestramiento de los diferentes componentes de la Fuerza Armada Nacional.

Se asignan recursos en el Proyecto de Ley Especial de Endeudamiento Anual, para ejecutar el proyecto Inversión Militar de la Fuerza Armada Nacional Bolivariana Bs. 8.600,0 millones.

Los créditos asignados a este sector ascienden a Bs. 28.041,1 millones (1,8 por ciento del PIB). Según la fuente de financiamiento corresponden a recursos ordinarios Bs. 16.671,1 millones (1,1 por ciento del PIB), por proyectos por endeudamiento Bs. 8.600,0 millones (0,5 por ciento) y por gestión fiscal Bs. 2.770,0 millones (0,2 por ciento del PIB).

6.5.5 Gastos no Clasificados Sectorialmente

- **Servicio de la Deuda Pública**

La estimación del servicio de la deuda pública para el Proyecto de Presupuesto para el ejercicio fiscal 2012 alcanza a Bs. 54.714,0 millones (3,5 por ciento del PIB). Según la fuente de financiamiento corresponden a recursos ordinarios Bs. 28.894,0 millones (1,9 por ciento del PIB) y deuda pública Bs. 25.820,0 millones (1,6 por ciento del PIB).

- **Situado Constitucional, Fondo de Compensación Interterritorial y Otros Aportes**

En este rubro se acuerdan en el Proyecto de Ley de Presupuesto para el ejercicio fiscal 2012 la cantidad de Bs. 63.276,6 millones; de los cuales corresponden al Situado Constitucional Bs. 46.613,0 millones; Fondo de Compensación Interterritorial Bs. 15.900,6 millones, Transferencias al Exterior por Bs. 286,7 millones; Subsidio de Capitalidad Bs. 50,0 millones y Otras Transferencias a Entidades Federales Bs. 426,3 millones.

La asignación al Fondo de Compensación Interterritorial (FCI), contempla recursos por Bs. 15.900,6 millones, los cuales son utilizados para promover el desarrollo equilibrado de las regiones, cooperación y complementación de políticas, realización de obras y servicios en las regiones.

CUADRO N° 6-33 GASTOS NO CLASIFICADOS SECTORIALMENTE PROYECTO DE LEY DE PRESUPUESTO AÑO 2012 (Millones de Bolívares)		
CONCEPTOS	**MONTO**	**PORCENTAJE**
Situado Constitucional	46.613,0	38,8
Fondo de Compensación Interterritorial (FCI)	15.900,6	13,2
Subsidio de Capitalidad	50,0	0,0
Otras Transferencias a Entidades Federales	426,3	0,4
Transferencias al Exterior	286,7	0,2
Sub-Total	**63.276,6**	**52,6**
Servicio de la Deuda Pública	54.714,0	45,5
Rectificaciones al Presupuesto	2.330,6	1,9
TOTAL	**120.321,2**	**100,0**

- **Rectificaciones al Presupuesto**

  En función a lo planteado en el artículo 53 de la Ley Orgánica de Administración Financiera del Sector Público, se otorgarán para 2012 recursos para su distribución bajo la modalidad de Rectificaciones al Presupuesto por Bs. 2.330,6 millones.

6.6 Clasificación Sectorial del Gasto de los Entes Descentralizados Funcionalmente de la República, Sin Fines Empresariales

6.6.1 Comentarios Generales

Los gastos de los entes están distribuidos sectorialmente como se indican en el cuadro N° 6-34:

CUADRO N° 6-34 CLASIFICACIÓN POR SECTORES DE LOS ENTES DESCENTRALIZADOS FUNCIONALMENTE DE LA REPÚBLICA, SIN FINES EMPRESARIALES PROYECTO DE LEY DE PRESUPUESTO AÑO 2012 (Millones de Bolívares)		
SECTORES	**MONTO**	**PORCENTAJE**
Sociales	89.842,3	63,2
Productivos	38.481,6	27,1
Servicios Generales	13.835,4	9,7
TOTAL	**142.159,3**	**100,0**

Gráfico N° 6-7
Clasificación Sectorial del Gasto de los Entes Descentralizados Funcionalmente Sin Fines Empresariales
Estructura Porcentual
Año 2012


Sector Servicios Generales 9,7%
Sector Productivo 27,1%
Sector Social 63,2%

6.6.2 Sectores Sociales

Estos sectores orientan su política a la prestación de servicios a la comunidad tales como: Ciencia y Tecnología, Educación, Salud, Vivienda, Desarrollo Urbano y Servicios Conexos, Cultura y Comunicación Social, Desarrollo Social y Participación y Seguridad Social. Las políticas de los Entes están enfocadas principalmente al ámbito social, donde el individuo y la comunidad vienen a representar un papel protagónico.

Para estos sectores la política presupuestaria contempla los programas estratégicos no permanentes y de vanguardia del Ejecutivo Nacional, y estará liderada por los proyectos y misiones sociales que coadyuvarán a la solución de problemas individuales y comunitarios que van dirigidos a la superación de la pobreza y la exclusión social, así como asegurar una mejora en la calidad de vida de la población. Por tanto se prevé mantener las misiones como un componente importante del gasto social, entre las que se destacan: la Misión Sucre, la Misión Barrio Adentro, la Misión Ribas, la Misión Samuel Robinson, entre otras. El gasto de estos sectores se estima en Bs. 89.842,3 millones, desagregado como se muestra en el cuadro N° 6-35:

CUADRO N° 6-35
CLASIFICACIÓN POR SECTORES SOCIALES DE LOS ENTES DESCENTRALIZADOS FUNCIONALMENTE DE LA REPÚBLICA, SIN FINES EMPRESARIALES
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

SECTORES	MONTO	PORCENTAJE
Educación	25.524,6	28,4
Vivienda, Desarrollo Urbano y Serv. Conexos	2.621,0	2,9
Salud	7.774,2	8,7
Desarrollo Social y Participación	8.568,6	9,5
Seguridad Social	40.060,8	44,6
Cultura y Comunicación Social	1.823,8	2,0
Ciencia y Tecnología	3.469,3	3,9
TOTAL	**89.842,3**	**100,0**

Del cuadro anterior se evidencia que dentro de los sectores sociales los más relevantes son los sectores: Educación con una participación del 28,4 por ciento y el Sector Seguridad Social con un 44,6 por ciento, los mismos se exponen a continuación:

- **Educación**

Dicha participación es reflejo de la política gubernamental dirigida a profundizar la universalización de la educación bolivariana en concordancia con lo expuesto en el Proyecto Nacional "Simón Bolívar", donde las estrategias y objetivos más importantes a aplicar para llevar a cabo dicho propósito son: la consolidación del sistema educativo bolivariano; extender la cobertura de la matrícula escolar a toda la población, con énfasis en las poblaciones excluidas; garantizar la permanencia y prosecución en el sistema educativo; adecuar el sistema educativo al modelo productivo socialista; ampliar la infraestructura y la dotación escolar; la incorporación de tecnologías de la información al proceso educativo, entre otras.

Asimismo, los recursos destinados a este sector permitirán el pleno funcionamiento de las universidades y colegios universitarios a través de planes y proyectos, que conlleven al mejoramiento de la calidad, equidad y pertinencia en este nivel educativo.

Para este sector se estiman gastos por Bs. 25.524,6 millones, para cubrir los gastos de funcionamiento de organismos como: Instituto Nacional de Capacitación y Educación Socialista, Fundación de Edificaciones y Dotaciones Educativas (FEDE), Universidades Nacionales, Institutos y Colegios Universitarios, Fundación Samuel Robinson, Fundación Misión Ribas, Fundación Misión Sucre y el Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades, Fundación Gran Mariscal de Ayacucho, entre otros.

El Presupuesto de las Universidades Nacionales, para el ejercicio económico 2012 estimado en Bs. 13.119,0 millones, además de estar vinculado a las Líneas Generales del Plan de Desarrollo de la Nación 2007-2013, se vincula a la directriz estratégica del Sector Educación Superior en cuanto a garantizar el acceso al conocimiento para universalizar la educación superior con pertinencia social, ajustándose a las últimas medidas formuladas por el Gobierno Nacional tendentes a procurar la inversión dirigida a las edificaciones universitarias para el uso académico y de bienestar estudiantil, el saneamiento de los pasivos laborales del personal universitario, así como el mantenimiento de programas especiales para responder a la demanda estudiantil. Todo ello servirá para impulsar la inclusión y prosecución estudiantil. Por otra parte se estima desarrollar programas de extensión en el área de post-grado y mejorar el sistema de acceso y desarrollo profesional de los estudiantes.

Los Institutos y Colegios Universitarios, presentan un presupuesto por Bs. 2.556,7 millones, con los cuales se estima atenderán a la población estudiantil. Sus objetivos estarán enmarcados hacia la atención integral al estudiante a los cuales les ofrecerá beneficios estudiantiles tales como: comedor, becas, transporte, bibliotecas, servicio médico-odontológico y orientación, entre otros.

El Instituto Nacional de Capacitación y Educación Socialista (Inces), destaca en el Sector Educación con un presupuesto estimado para el proyecto de ley de presupuesto para el ejercicio fiscal 2012 con Bs. 2.192,3 millones, orientados principalmente a la formación y capacitación integral de los trabajadores, para lo cual el Instituto prevé ejecutar el Proyecto "Formación y Capacitación Integral de Jóvenes y Adultos, en Contribución a la Economía Socio-Productiva y a la Conformación del Estado Comunal", con el cual busca formar y capacitar integralmente a 395.665 jóvenes y adultos, así como brindar acompañamiento socio-político para el fortalecimiento de las comunas.

El Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU), se encarga de instrumentar las políticas y estrategias diseñadas para la educación superior. Para este organismo se estima un presupuesto de Bs. 3.574,2 millones, los cuales estarán orientados al logro de los siguientes objetivos: elevar la excelencia académica de las universidades; promover una mayor eficiencia de las instituciones en el uso de sus recursos; corregir dentro de los límites que establece la Ley, las distorsiones y desviaciones existentes en las instituciones de educación superior; ejecutar acciones que permitan disponer de información oportuna y confiable que sirva de base para realizar los procesos de planificación, evaluación y toma de decisiones relativas al Sector; también incluye Bs. 3.264,4 millones correspondientes a tres (3) meses de incremento del 40% decretado en el año 2011 del salario mínimo e incremento de la tabla de sueldos y salarios del personal administrativo, docente y obrero de las instituciones de educación universitaria, bono de Doctor para el ejercicio 2012 en las Universidades Nacionales entre otros.

La Fundación Misión Ribas, la cual tiene como función elevar el nivel educativo de la población venezolana comprometida con el principio de justicia social, consagrada en la Constitución de la República Bolivariana de Venezuela orientará su gasto a continuar con los tres proyectos que están en proceso de ejecución: Misión Ribas 2012, destinado a proporcionar a los ciudadanos y ciudadanas que no han culminado el bachillerato la oportunidad de ingresar a un sistema educativo no excluyente y de calidad que facilite la incorporación al aparato productivo, capacitación de coordinadores y facilitadores en política educativa; la Misión Ribas Técnica 2012, el cual es un proyecto que proporciona a los vencedores (as) la oportunidad de cursar carreras cortas graduando de técnicos medios en las diversas áreas asociadas a los planes de desarrollo de la Nación, y, la Misión Ribas Productivo 2012, que contiene un programa destinado a promocionar y crear Empresas de Producción Social (EPS) conformadas por vencedores (as) y brigadistas en todo el territorio nacional. El Presupuesto asignado a la Fundación por Bs. 4.318,8 millones, también incluyen la logística de los eventos, (graduaciones y encuentros de coordinación, entre otros) y las becas e incentivos para la atención de vencedores (as), coordinadores, facilitadotes y asesores integrales.

En cuanto a La Fundación Misión Sucre, los recursos para su funcionamiento serán transferidos a través del Fondo para las Misiones (centralizados en el Ministerio del Poder Popular del Despacho de la Presidencia). El Presupuesto de Gastos para esta Fundación se estima en Bs. 628,9 millones, los cuales estarán dirigidos a fortalecer la Misión Sucre. Para ello se tiene previsto la ejecución de tres proyectos: fortalecimiento del sistema de organización del poder popular estudiantil de la Misión Sucre que contribuya con la formación integral y la participación de triunfadores y triunfadoras; fortalecimiento de la estructura y los procesos académicos y operativos de la Misión y la construcción y mantenimiento de la infraestructura física de las aldeas universitarias para fortalecer la municipalización de la Misión. Todo esto representa el más alto porcentaje del total de los recursos presupuestarios asignados a la Fundación para el ejercicio económico 2012.

La Fundación Samuel Robinson con un presupuesto de Bs. 302,2 millones tiene como propósito para el año 2012 mediante la ejecución del Proyecto "Alfabetización y prosecución al sexto grado de jóvenes, adultos y adultas Simón Rodríguez (Misión Robinson), continuar con el proceso de erradicación del analfabetismo y alcanzar como el nombre del proyecto lo indica la prosecución al sexto grado de Educación Básica en jóvenes y adultos a nivel nacional e internacional, garantizando su inclusión política, social y productiva, con el propósito de conseguir mayores niveles de desarrollo y bienestar en los grupos sociales más necesitados.

La Fundación de Edificaciones y Dotaciones Educativas (FEDE), tiene como objetivo la rehabilitación de la planta física educativa en el ámbito Nacional de los planteles oficiales, a través de la construcción, ampliación, reparación, dotación de mobiliario escolar y mantenimiento, para lo cual formuló cinco (5) proyectos y tres (3) acciones centralizadas, estimando alcanzar las siguientes metas: construir 2 escuelas de educación básica, rehabilitar 30 escuelas de educación básica, construir 5 escuelas a través de convenios especiales, dotar 236 escuelas de mobiliario escolar y equipos y brindar servicios básicos y arrendamiento a 12.930 inmuebles educativos. Para el logro de las mencionadas metas estimó un presupuesto por Bs. 401,4 millones.

La Fundación Gran Mariscal de Ayacucho para el año 2012 contará con un presupuesto de Bs. 563,4 millones con los cuales se encargará del otorgamiento de becas para realizar estudios de pre-grado y post-grado a nivel Nacional e Internacional, capacitando talento humano en las áreas técnicas y científicas definidas como prioritarias según las Líneas Generales del plan de Desarrollo Económico y Social de la Nación 2007-2013. Para el ejercicio fiscal 2012, la Fundación ejecutará dos (2) proyectos específicos de asistencia técnica a estudiantes los cuales se detallan a continuación: Gestión de becas para estudios conducentes a títulos de Pregrado y Postgrado Nacional e Internacional y, formación y actualización del talento humano nacional e internacional en actividades no conducentes a grado académico.

- **Vivienda, Desarrollo Urbano y Servicios Conexos**

Entre los organismos que realizan actividades dirigidas a este sector tenemos: Servicio Autónomo Servicios Ambientales del Ministerio del Poder Popular para el Ambiente, la Fundación para el Desarrollo y Promoción del Poder Comunal (Fundacomunal), la Fundación Misión Hábitat, el Instituto Nacional de la Vivienda (Inavi) y el Instituto Nacional de Meteorología e Hidrología (Inameh).

Para este sector se estiman gastos por Bs. 2.621,0 millones, con los cuales el sector llevará a cabo el desarrollo de obras públicas y equipamiento urbano así como aquellas obras y proyectos destinados a solventar el déficit habitacional en el país, en el marco del reordenamiento territorial, contando con la participación de las comunidades organizadas.

Para el Instituto Nacional de Vivienda (Inavi), se estima un presupuesto de Bs. 1.782,9 millones, monto que le permitirá desarrollar la política habitacional que el Ejecutivo Nacional dirige. Para el Proyecto de ley de presupuesto para el ejercicio fiscal 2012, la Institución tiene establecido alcanzar el cumplimiento de los siguientes objetivos: fortalecer las capacidades básicas para el trabajo productivo, garantizar el acceso al crédito habitacional; garantizar el acceso a una vivienda digna, certificando la tenencia de la tierra y promoviendo el acceso a los servicios básicos; prestar la atención necesaria a familias y personas que se encuentran en situación de damnificados y en refugios dentro de las instalaciones del Instituto, entre otros.

Se prevé una asignación presupuestaria de Bs. 243,0 millones, destinados a la Fundación para el Desarrollo y Promoción del Poder Popular Comunal (Fundacomunal) y como política principal, coadyuvar en la promoción de la organización, expansión y consolidación de los Consejos Comunales y del Poder Comunal, a través del fortalecimiento en las áreas políticas y técnicas, para lo que se estima atender 8.435 organizaciones del Poder Popular las cuales estarán fortalecidas en su sistema de trabajo, en la aplicación del ciclo del poder popular, en el ejercicio de la contraloría social y el control social, así mismo en la cartografía comunal. Se beneficiarán aproximadamente 5.061.000 personas.

Por su parte la Fundación Misión Hábitat con un presupuesto de Bs. 33,2 millones contribuirá a través la Misión Hábitat con la transformación integral de los asentamientos humanos y con la ejecución de nuevos desarrollos, para lo cual esta fundación tiene previsto ejecutar planes de construcción de mejoras de vivienda y hábitat y la rehabilitación de urbanizaciones populares. Es importante destacar que la Misión Hábitat ejecuta sus proyectos con recursos provenientes del Fondo de Aportes del Sector Público (FASP), los cuales están bajo la administración del Banco Nacional de Vivienda y Hábitat (Banavih).

Es de hacer notar que este sector cuenta con los recursos manejados por el Banco Nacional de Vivienda y Hábitat (Banavih), organismo que por su actividad económica se incluye en el sector Industria y Comercio, aunque dentro de sus objetivos se encuentran planificar, promover y financiar en el mediano y corto plazo los programas y proyectos que contribuyan al desarrollo del Sistema Nacional de Vivienda y Hábitat.

- **Salud**

En este importante sector el Gobierno Nacional dirigirá sus esfuerzos a la integración del Sistema Público Nacional de Salud, dando prioridad a la promoción de la salud y a la prevención de las enfermedades, así como garantizar los compromisos asumidos a lo largo de los últimos años; enmarcados en las Líneas Generales del Proyecto Nacional "Simón Bolívar". Para ello se estimaron recursos por Bs. 7.774,2 millones.

Los organismos con mayor participación que ejecutan actividades dirigidas hacia este sector son: el Instituto Autónomo Hospital Universitario de Caracas (HUC), el Instituto Nacional de Higiene Rafael Rangel (Inhrr), el Instituto Nacional de Nutrición (INN), el Servicio Autónomo Hospital Universitario de Maracaibo (Sahum), la Fundación de Edificaciones y Equipamiento Hospitalario (Fundeeh),el Servicio Autónomo Instituto de Biomedicina, el Servicio Autónomo de Salud de la Fuerza Armada Nacional, la Fundación para el Servicio de Asistencia Médica Hospitalaria para Estudiantes de Educación Superior (Fames), la Fundación Hospital Cardiológico Infantil Latinoamericano "Dr. Gilberto Rodríguez Ochoa", la Fundación Misión Barrio Adentro y la Fundación Misión Niño Jesús, entre otros.

Para el Proyecto de Ley de Presupuesto para el ejercicio fiscal 2012, se prevé la ejecución de la Misión Barrio Adentro en sus diversas modalidades (I, II, III y IV) en todo el territorio nacional con el objeto de seguir garantizando el acceso pleno a servicios de salud integrales y de calidad a toda la población, destacándose la continuación de los siguientes proyectos: atención odontológica integral a la población; fortalecimiento de los Consultorios Populares en Barrio Adentro I a nivel nacional y la consolidación de la Red Ambulatoria Convencional (Centros de Diagnóstico Integral, Salas de Rehabilitación Integral y Centros de Alta Tecnología), en el marco de Barrio Adentro II se tiene proyectado garantizar la atención diagnóstica y de rehabilitación integral a pacientes de escasos recursos, provenientes de los centros del primer nivel de atención, mediante la consolidación de la red ambulatoria especializada. Para ello se estiman Bs. 2.031,5 millones a la Fundación Misión Barrio Adentro, la cual tiene la ejecución de esta importante Misión.

La Fundación de Edificaciones y Equipamiento Hospitalario (Fundeeh) tiene previsto continuar con las remodelaciones, reacondicionamiento y mejoras en la infraestructura física, equipos médicos y electromecánicos de la red hospitalaria a nivel nacional, que permita potenciar y consolidar la primera etapa de la Misión Barrio Adentro III y así garantizar a la población su derecho constitucional a la salud, para ello prevé en el presupuesto recursos por Bs. 2.181,8 millones.

El Instituto Nacional de Nutrición (INN), cumpliendo con su responsabilidad constitucional garantizará el derecho a la alimentación de acuerdo a los requerimientos y necesidades de la población, con énfasis en los grupos vulnerables y los sectores más excluidos en el ámbito nacional, plantea la educación masiva y protección alimentaria y nutricional. En tal sentido, con un presupuesto de Bs. 674,1 millones, tiene previsto ejecutar los siguientes proyectos: Investigación y Monitoreo para la Acción en Nutrición; Nutrición para la Vida y Asistencia Nutricional especializada a la población venezolana vulnerable con riesgo nutricional a través de las Redes Nutricionales en el ámbito nacional y formar técnicos, profesionales y especialistas en el área agroalimentaria y nutricional, así como desarrollar campañas publicitarias orientadas a incentivar la nueva cultura nutricional "del buen comer para el buen vivir".

El Hospital Universitario de Caracas (HUC), es un centro asistencial destinado al servicio hospitalario público en sus tres niveles (atención primaria, general y especializada). Es una institución para pre y postgrado de la Facultad de Medicina de la Universidad Central de Venezuela, siendo sede de 35 cursos de Especialización Clínica. Este hospital espera para el año 2012 se puedan atender un total de 301.730 pacientes a través de los diferentes servicios médicos que conforman la estructura hospitalaria de este centro, para lo cual cuenta con un presupuesto de Bs. 779,6 millones.

El Instituto Nacional de Higiene Rafael Rangel (Inhrr), con un presupuesto estimado de Bs. 225,6 millones tiene previsto desarrollar los siguientes proyectos: Calificación y validación del centro de investigación y desarrollo de vacunas, producción de inmunobiológicos e insumos relacionados; vigilancia sanitaria de productos de uso y consumo humano con fines de registro y control sanitario; servicios gratuitos de diagnóstico y/o seguimiento de enfermedades transmisibles y la capacitación y formación de recurso humano especializado.

El Servicio autónomo Hospital Universitario de Maracaibo (Sahum), tiene como objetivo el continuar proporcionando servicios de salud a la población en los aspectos: curativos, preventivos, promoción y rehabilitación de los grupos de usuarios con ayuda de los servicios auxiliares y de apoyo al diagnóstico, se prevé una meta estimada de atención de 265.860 personas, con un presupuesto por Bs. 649,2 millones.

En cuanto a La Fundación Misión Niño Jesús, los recursos para su funcionamiento serán transferidos a través del Fondo para las Misiones (centralizados en el Ministerio del Poder Popular para el Despacho de la Presidencia). El Presupuesto de Gastos para esta Fundación se estima en Bs. 240,1 millones, los cuales le permitirá llevar a cabo la Misión Niño Jesús el cual es un programa social liderado por el Gobierno Nacional que redunda en atención médica integral para todas las parturientas que acuden al Sistema Público Nacional de Salud. El objetivo es mejorar la atención a la mujer embarazada y de los recién nacidos. En este orden de ideas tiene programado continuar ejecutando el Proyecto "Fortalecimiento de la Red de Servicios de Salud Materno Infantil", el cual tiene estimado para el año 2012 atender a 562.500 personas

- **Seguridad Social**

Entre los organismos que realizan actividades dirigidas a este sector tenemos: el Instituto Venezolano de los Seguros Sociales (IVSS), el Instituto de Previsión Social de las Fuerzas Armadas Nacionales (Ipsfa), el Instituto de Previsión y Asistencia Social al Personal del Ministerio de Educación (Ipasme), el Instituto Autónomo de Previsión Social del Cuerpo de Investigaciones Científicas Penales y Criminalísticas (Cicpc), Fondo de Inversión y Previsión Socio-económica para el Personal Empleados y Obreros de las Fuerzas Armadas Nacionales (Fondoefa) y el Servicio Autónomo de Prestaciones

Sociales de los Organismos de la Administración Central, cuyos organismos tienen como objetivo principal de llevar a cabo el sistema de protección socio-económica que comprende: la atención médico-hospitalaria odontológica, las pólizas de Hospitalización, Cirugía y Maternidad (HCM), las pensiones y otras prestaciones, que en algunos organismos se incluye préstamos en dinero, hipotecarios, los cuales se extienden a sus familiares más inmediatos y para los que se estimó presupuesto por Bs. 40.060,8 millones.

El Instituto Venezolano de los Seguros Sociales (IVSS), es el mayor exponente de este sector, con un monto de Bs. 31.563,9 millones, cuyo objetivo medular es la seguridad social y la prestación de los servicios de salud, impulsa una política dirigida al mejoramiento en el otorgamiento de las Prestaciones dinerarias a largo y corto plazo e incorporación progresiva de ciudadanos y ciudadanas al Sistema de Seguridad Social, contemplando para el año 2012 el pago de 2.115.344 pensionados (as), en donde se contempla la inclusión de 144.264 ciudadanos (as) al sistema de pensiones por las diferentes contingencias, (vejez, incapacidad, invalidez, sobrevivencia y convenios bilaterales); así como continuar con la cancelación a 1.971.080 pensionados acumulados regulares, así como por los Decretos N° 7.401 y 4.269 pago de cotizaciones a 7.402 campesinos, campesinas, pescadores y pescadoras, 5.316 adulto mayor y 5.370 amas de casa, garantizando la protección a los ciudadanos (as) más vulnerables de la población, acorde con los principios de la democracia participativa y revolucionaria. También prevé llevar a cabo el fortalecimiento del Servicio de Asistencia Médica Integral de manera universal, solidaria y gratuita a los pacientes ambulatorios y hospitales adscritos al IVSS; así como la formación de profesionales requeridos en los diferentes centros asistenciales en el área de fisioterapia y terapia ocupacional.

El Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (Ipasme), durante el año 2012 desarrollará un Sistema de Seguridad Social Integral orientado al mejoramiento permanente de la calidad de vida de los profesores, maestros y personal administrativo del Ministerio del Poder Popular para la Educación y otros organismos afiliados, mediante la prestación oportuna y eficiente de asistencia en sus requerimientos de afiliación, créditos hipotecarios o personales; médico-asistencial; recreativos, deportivos, y de ayudas socioeconómicas. Para ello prevé un presupuesto de gastos por Bs. 3.990,5 millones, con los cuales pretende conceder 58.353 créditos, brindar atención asistencial a 6.479.197 personas, atender 1.300 escuelas, fortalecer la infraestructura del Ipasme a través de 960 obras, otorgar 49.283 aportes socio-económicos al afiliado y ofrecer asistencia cultural, recreativa y turística a 567.603 personas.

El Instituto de Previsión Social de las Fuerzas Armadas Nacionales (Ipsfa), estima un presupuesto de gastos por Bs. 3.995,4 millones, que se traducen en la consecución de seis (6) proyectos, los cuales contemplan las siguientes metas: proyectos contemplados en la Ley de Seguridad Social destinados a la administración de los recursos financieros de los Fondos de Pensiones, Prestaciones a cargo del Estado y Cuidado Integral de la Salud; la prestación de bienes, servicios y carteras crediticias ofrecidas a las diferentes sucursales del Ipsfa.

En cuanto al Servicio Autónomo de Prestaciones Sociales de los Organismos de la Administración Central le corresponde asegurar el pago de las prestaciones sociales e intereses sobre prestaciones sociales (fideicomiso), al personal empleado, obrero y docente, egresado de los diferentes organismos que integran la Administración Central, conforme a las disposiciones contenidas en la Ley Orgánica del Trabajo, Ley de Carrera Administrativa, Leyes Especiales de igual naturaleza y convención colectiva. Estima un presupuesto para el 2012 por Bs. 260,4 millones.

6.6.3 Sectores Productivos

Conformado por los Entes, cuyo objetivo primordial es la producción de bienes y servicios dirigidos hacia los sectores productivos entre los que tenemos: Energía, Minas y Petróleo, Industria y Comercio, Turismo y Recreación, Transporte y Comunicaciones y Agrícola. Se estima una asignación por Bs. 38.481,6 millones, con los cuales se tiene previsto dar continuidad al plan de desarrollo endógeno en las áreas de agricultura, la industria, el comercio, los servicios, el incremento de la producción, mejoras en las vías de comunicación lo cual incluye la construcción, rehabilitación y desarrollo de la vialidad agrícola y urbana así como la continuación de los proyectos ferroviarios y los sistemas de comunicación acuáticos y aéreos; mantenimiento de áreas como parques y zoológicos, entre otros.

CUADRO N° 6-36
CLASIFICACIÓN POR SECTORES PRODUCTIVOS DE LOS ENTES DESCENTRALIZADOS FUNCIONALMENTE DE LA REPÚBLICA, SIN FINES EMPRESARIALES
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

SECTORES	MONTO	PORCENTAJE
Agrícola	3.046,3	7,9
Transporte y Comunicaciones	11.158,3	29,0
Industria y Comercio	23.143,5	60,2
Energía, Minas y Petróleo	586,2	1,5
Turismo y Recreación	547,3	1,4
TOTAL	**38.481,6**	**100,0**

A continuación se reseñan los sectores más relevantes:

- **Agrícola**

Entre los organismos que realizan actividades dirigidas a este sector tenemos: Instituto para el Control y la Conservación de la Cuenca del Lago de Maracaibo (Iclam), Instituto Nacional de Tierras (INTI), Corporación Venezolana Agraria (CVA), Fundación de Educación Ambiental, Instituto Socialista de Pesca y Acuicultura (Insopesca), Instituto Nacional de Desarrollo Rural (Inder) y el Fondo para el Desarrollo Agrario Socialista (Fondas), entre otros, cuya política se enmarcará en: promover el manejo integrado de cuencas hidrográficas, el incremento de la producción agrícola, mejoras en la comercialización y distribución de los productos agrícolas, brindar la debida atención al productor en cuanto a los servicios de tecnologías, asegurar el equilibrio agroalimentario, mejorar los servicios de sanidad agropecuaria y de los alimentos, incentivar la actividad agropecuaria y de pesca artesanal, entre otros; para los cuales se estimaron presupuestos por Bs. 3.046,3 millones.

El Instituto Nacional de Tierras (INTI), estimó presupuesto por Bs. 263,1 millones a fin de continuar con la administración, redistribución y la regulación de la posesión de las tierras. En este sentido su ámbito de acción será: planificar, fomentar y ejecutar los programas de administración y distribución de las tierras con vocación de uso agrario; establecer los proyectos de mejoramiento de las tierras adjudicadas, determinar el carácter de ociosas o incultas que tengan las tierras, entre otras.

Al Instituto Nacional de Desarrollo Rural (Inder), le corresponde ser el ente público promotor del desarrollo rural integral, para lo cual continuará activando los procesos democráticos participativos, relacionados con la construcción, rehabilitación y mantenimiento de infraestructuras productivas de los sistemas de riego, saneamiento de tierras, vialidad y servicios básicos de apoyo a la producción agrícola; así como la capacitación y prestación de asistencia técnica para potenciar la formación de la sociedad rural, contribuyendo así a consolidar la seguridad agroalimentaria y el desarrollo socioeconómico del país con equidad y justicia. Este organismo prevé recursos por Bs. 366,0 millones.

Por su parte el Instituto Socialista de la Pesca y Acuicultura (Insopesca), teniendo como norte los objetivos estratégicos del Proyecto Nacional Simón Bolívar, su gestión estará centrada en continuar y profundizar las transformaciones sociales y económicas iniciadas en el ejercicio fiscal anterior. En éste sentido, con los recursos asignados por Bs. 265,3 millones, se dará continuidad a las actividades relacionadas con el fomento del desarrollo de la acuicultura y en el control, evaluación y seguimiento de las actividades de la flota pesquera industrial de altura, polivalente y atunera, de acuerdo con las disposiciones legales vigentes.

El Fondo para el Desarrollo Agrario Socialista (Fondas), con un presupuesto por Bs. 128,7 millones para el año 2012 contribuirá al fortalecimiento de la soberanía y seguridad alimentaria de la nación, que permita potenciar y privilegiar al pequeño y mediano productor organizado en cualquier forma organizativa de base (consejo comunal, campesino, pescadores, indígenas, red de productores libres y asociados), a través del financiamiento agrícola, procesos de distribución y comercialización, capacitación y formación socialista

La Fundación Fondo Nacional para la Producción Lechera, prevé recursos por Bs. 399,5 millones, los cuales orientará a la prestación de servicio financiero, no financiero y acompañamiento integral para lograr la superación de las debilidades del sector lácteo a través de la ejecución de dos Proyectos: Mejoramiento Productivo de Fincas Lecheras y Doble Propósito con el cual programa otorgar 2.958 financiamientos y conceder 3.953 asistencias técnicas; fortalecimiento y transformación de la producción del circuito lácteo, para lo cual se estima realizar 31 Servicios de Fomentos de Centros de Desarrollo Agropecuario y Unidades Satelitales, así como atender 167 Núcleos de Formación y Rutas Lecheras, en pro de la tecnología y calidad de la leche.

- **Transporte y Comunicaciones**

Entre los organismos que realizan actividades dirigidas a este sector tenemos: Instituto de Ferrocarriles del Estado (IFE), Fundación Fondo Nacional de Transporte Urbano (Fontur) Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA), Instituto Nacional de Transporte Terrestre (INTT), Fundación Laboratorio Nacional de Vialidad, Instituto Postal Telegráfico de Venezuela (Ipostel), Instituto Nacional de Canalizaciones, Instituto Nacional de Aeronáutica Civil (INAC), Instituto Aeropuerto Internacional de Maiquetía e Instituto Autónomo Comisión Nacional de Telecomunicaciones (Conatel), entre otros.

Se estiman gastos para este sector por Bs. 11.158,3 millones, para lo cual se prevé llevar a cabo proyectos y obras de orden estratégico en materia de vialidad, circulación, tránsito y transporte terrestre, acuático y aéreo, sistemas de transporte masivo y ferroviario nacional.

El Instituto de Ferrocarriles del Estado (IFE), prevé recursos para el 2012 por Bs. 296,5 millones, con los cuales persigue continuar con el desarrollo de la infraestructura ferroviaria del país, culminando los proyectos que se encuentran en ejecución e iniciando los estudios y la construcción del resto de los tramos propuestos para el año

2012. Así mismo se busca garantizar la explotación comercial de los diferentes tramos existentes hasta ahora y apoyar el compromiso para la reubicación de las familias afectadas por la construcción del Sistema Ferroviario Nacional. Entre los proyectos a ejecutar que buscan la consolidación del Sistema Ferroviario Nacional se mencionan: continuar Tramo La Encrucijada - Puerto Cabello, Tinaco - Anaco, San Juan de Los Morros - San Fernando, Chaguaramas - Las Mercedes - Cabruta y la rehabilitación del Tramo Puerto Cabello - Barquisimeto - Yaritagua - Acarigua, además comenzar las obras correspondientes a los Tramos La Encrucijada - Charallave Norte, La Encrucijada - San Juan de Los Morros y Valencia - Abejales.". También se estima la Ampliación de los Patios y Talleres correspondientes al Sistema Ferroviario Central Tramo Caracas - Tuy Medio, permitiendo así la interconexión de los tramos que facilite el transporte de mercancías y pasajeros a nivel nacional favoreciendo el desarrollo socioeconómico del país.

El Instituto Nacional de Tránsito Terrestre (INTT), prevé presupuesto por Bs. 706,9 millones, con los cuales atenderá la inversión en infraestructura y en tecnología para mejorar y optimizar los servicios que presta. Entre las tareas a realizar en el 2012 en materia de transporte terrestre se mencionan: el Trámite de Licencias de Conducir; el Registro Nacional de Vehículos y Conductores (as); tipologías de unidades de transporte; condiciones de carácter nacional para la prestación de los servicios de transporte de uso público y de uso privado de personas; regulación del transporte público terrestre de pasajeros (as) en rutas suburbanas e interurbanas; control y fiscalización del tránsito en la vialidad; procedimientos por accidentes de tránsito, normas técnicas y administrativas para la construcción, mantenimiento y gestión de la vialidad, así como la actuación en el otorgamiento de concesiones; determinar el ordenamiento de las estaciones de peajes, el establecimiento de las tarifas en el ámbito nacional y las demás que atribuya la ley.

El Fondo Nacional de Transporte Urbano (Fontur), con un presupuesto estimado de Bs. 3.223,3 millones, para el año 2012, orientará sus recursos al apoyo y financiamiento de los programas y proyectos orientados a mejorar la calidad y eficiencia del transporte urbano, a través del fortalecimiento institucional de los diferentes niveles del sector público, inversión física en obras, servicios y equipos relacionados con el mejoramiento del transporte urbano. Para lograr estos objetivos el Fondo Nacional de Transporte Urbano deberá apoyar financieramente al transporte masivo, así como incrementar la eficacia y la calidad en la operatividad del tránsito y planificar, dirigir, coordinar y supervisar el desarrollo del Subsidio al Pasaje Estudiantil.

En cuanto a lo que el transporte aéreo se refiere, el Instituto Aeropuerto Internacional de Maiquetía (IAIM) con un presupuesto de Bs. 912,8 millones, prevé la rehabilitación, modernización y mejoras en el terminal de pasajeros del Aeropuerto de Maiquetía, así como en sus áreas externas, llevará a cabo acciones tendentes al mantenimiento preventivo y correctivo de las instalaciones de equipos, áreas de pistas y zonas verdes, entre otras.

Por su parte el Instituto Autónomo Comisión Nacional de Telecomunicaciones (Conatel), contará con recursos presupuestarios por el orden de Bs. 1.752,6 millones, con los cuales continuará con un mayor desarrollo de las telecomunicaciones en el ámbito nacional, a fin de garantizar el acceso de los ciudadanos a los servicios de telecomunicaciones; así como, fomentar el desarrollo de una radio y una televisión que coadyuve en la formación de ciudadanía en el marco de la Constitución de la República Bolivariana de Venezuela y la Ley de Responsabilidad Social en Radio y Televisión. Para ello continuará con la instalación de Puntos de Acceso, cuyo objetivo es propiciar la reducción de los desequilibrios existentes en el acceso a la información, capacitación, creación y producción, mediante el uso de las Tecnologías de Información y Comunicación (TIC's), como herramientas habilitadoras del desarrollo local. Adicionalmente brindará conectividad a los organismos y dependencias del Estado, incluidos en las Obligaciones del Servicio Universal de Telecomunicaciones.

- **Industria y Comercio**

Se estiman recursos por Bs. 23.143,5 millones, para este sector. Entre los organismos que conforman el mismo se registran: las Corporaciones de Desarrollo Regional (Corpocentro, Corpovargas, Corpozulia, Corpollanos, Corpoandes Fudeco, CVG), el Servicio Autónomo Nacional de Normalización, Calidad, Metrología y Reglamentos Técnicos (Sencamer), Servicio Autónomo de la Propiedad Intelectual (SAPI), Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (Inapymi), Fondo de Desarrollo Microfinanciero (Fondemi), Fondo para el Desarrollo Endógeno, Fondo Venezolano de Reconversión Industrial y Tecnológica (Fondoin), entre otros, cuyos programas y proyectos de inversión están contemplados en los lineamientos del Plan Nacional de Desarrollo Económico y Social 2007-2013 formulados conjuntamente con otras instituciones y con la participación de las comunidades, orientadas a promover actividades que conlleven al desarrollo de proyectos generadores de valor agregado y empleo por regiones, así como expandir la economía social asegurando una participación eficiente del Estado en la economía.

Las acciones más importantes a desarrollar por este sector estarán dirigidas en términos generales durante el año 2012 a: desarrollar el tejido industrial nacional para la satisfacción de necesidades prioritarias de la población fortaleciendo los sectores de manufactura y otros servicios; consolidar el carácter endógeno de la economía; incrementar la producción nacional de ciencia, tecnología e innovación hacia necesidades y potencialidades del país; impulsar el desarrollo productivo integral de las industrias básicas garantizando que estas industrias sirvan de palanca para el desarrollo endógeno, potenciar el desarrollo económico y social de las regiones, entre otros.

La Corporación Venezolana de Guayana (CVG), prevé presupuesto por Bs. 12.538,4 millones destinados a cumplir con su rol planificador y promotor de un modelo de desarrollo integral, humanista y sustentable en coordinación con otras instituciones. En este sentido, los objetivos de dicha corporación para el ejercicio económico - financiero 2012 se orientan a la consecución de los siguientes proyectos en la Zona de Desarrollo de Guayana: construcción de viviendas; rehabilitación del Sistema de Protección de Inundaciones del Delta del Orinoco; diseño y construcción de una planta para el manejo integral de los desechos industriales almacenados; producción de agua potable y saneamiento de aguas servidas; desarrollo de la piscicultura; construcción, ampliación, reparaciones y mejoras de obras de edificaciones; desarrollo socio-productivo para las comunidades; fomento del manejo forestal, entre otros.

En este sector se registran los recursos por Bs. 8.830,3 millones asignados al Banco Nacional de Vivienda y Hábitat (Banavih), organismo que para el Ejercicio Fiscal 2012 define una política presupuestaria orientada a financiar los planes, programas y proyectos relacionados con el sector y ejercer la administración centralizada de todos los recursos financieros del Sistema Nacional de Vivienda y Hábitat.

El Instituto Nacional para el Desarrollo de la Pequeña y Mediana Industria (Inapymi), como encargado de la aprobación y promoción de programas de financiamiento a los fines de desarrollar la Economía Productiva Socialista estima recursos para el año 2012 por Bs. 703,5 millones, los cuales serán destinados a ejecutar actividades orientadas a atender las necesidades de asistencia técnica, financiera y acompañamiento integral para el mejoramiento de las Pymis y Unidades de Propiedad Social; otorgar financiamiento socio productivo a los proyectos enmarcados dentro de las Pymis y cooperativas; desarrollar centros de comercialización y distribución para garantizar la conformación de la cadena productiva a las pequeñas y medianas industrias y unidades de producción social.

El Fondo de Desarrollo Microfinanciero (Fondemi), fondo creado con la finalidad de apoyar eficaz y eficientemente las políticas de fomento, desarrollo y fortalecimiento del sistema microfinanciero, con un presupuesto de Bs. 234,7 millones buscará: contribuir con la superación de la pobreza, a través de la asistencia técnica y del otorgamiento de créditos; fortalecer a los Entes de Ejecución a través de la formación y capacitación para así incentivar y estimular a los microempresarios; otorgar microcréditos a los sectores más desposeídos y excluidos del sistema de empleo, a través de los entes de ejecución financieros debidamente calificados; ofrecer tasas activas con criterio social, que se ubiquen por debajo de las tasas del mercado, así como proporcionar capacitación y asistencia técnica para los beneficiarios, bien sea por sí misma o a través de los entes de ejecución de servicios no financieros, entre otros.

6.6.4 Sector Servicios Generales

Conformado por los sectores de Seguridad y Defensa y Dirección Superior del Estado, cuya política presupuestaria para el 2012 se enfoca hacia la coordinación de acciones tendentes a la definición, dirección, supervisión y control de las políticas económicas, fiscales y financieras por parte del Poder Ejecutivo y Legislativo y las relacionadas con la seguridad y defensa del Estado.

Se estima para el sector gastos por Bs. 13.835,4 millones, recursos estos que permitirán acelerar el saneamiento y modernización de las aduanas; el fortalecimiento de los mecanismos de supervisión de la actividad bancaria y aseguradora; la promoción, regulación y supervisión del mercado de capitales; ejercer los controles migratorios y de identidad a nivel nacional; el desarrollo de estadísticas económicas, sociales, poblacionales; funcionamiento y administración de los registros y notarías, entre otros.

En el cuadro N° 6-37 se muestra la distribución al Sector Servicios Generales de los entes descentralizados:

CUADRO N° 6-37
CLASIFICACIÓN POR SECTORES DE SERVICIOS GENERALES DE LOS ENTES DESCENTRALIZADOS FUNCIONALMENTE DE LA REPÚBLICA, SIN FINES EMPRESARIALES

PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

SECTORES	MONTO	PORCENTAJE
Dirección Superior del Estado	10.008,6	72,3
Seguridad y Defensa	3.826,8	27,7
TOTAL	**13.835,4**	**100,0**

- ### Dirección Superior del Estado

El sector está conformado por los siguientes organismos: el Servicio Nacional Integrado de Administración Aduanera y Tributaria (Seniat), la Superintendencia de la Actividad Aseguradora, la Superintendencia Nacional de Valores, el Instituto Nacional de Estadística (INE), el Fondo de Protección Social de los Depósitos Bancarios (Fogade), la

Superintendencia de las Instituciones del Sector Bancario, la Superintendencia de Servicios de Certificación Electrónica (Suscerte), entre otros.

El Servicio Nacional Integrado de Administración Aduanera y Tributaria (Seniat), estima un presupuesto por Bs. 3.103,8 millones, y orientará su gestión a la ejecución de los siguientes proyectos: Sistema Tributario Socialista y Sistema Aduanero Socialista.

El Fondo de Protección Social de los Depósitos Bancarios (Fogade), tiene previsto durante el año 2012 garantizar los depósitos del público y ejercer la función de liquidador de bancos, entidades de ahorro y préstamo e instituciones financieras regidas por la Ley de Instituciones del Sector Bancario, y las empresas relacionadas al grupo financiero; se prevé un presupuesto por Bs. 4.935,8 millones.

La Superintendencia de las Instituciones del Sector Bancario, con un presupuesto de gastos de Bs. 616,6 millones para el 2012 fortalecerá la supervisión de los entes sometidos a su control a través de la incorporación de dos tipos de inspecciones, adicionales a las que tradicionalmente se realizan; una referida a evaluar el riesgo bancario y otra a evaluar la calidad del servicio bancario y sus instituciones.

Capítulo 7
ÁMBITO REGIONAL

EXPOSICIÓN DE MOTIVOS 2012

Capítulo 7

ÁMBITO REGIONAL

7.1 Consideraciones Generales

La Constitución Nacional de 1999, concibe a la República Bolivariana de Venezuela como un Estado Federal descentralizado, que se rige por los principios de integridad territorial, cooperación, solidaridad, concurrencia y corresponsabilidad, y en esa dirección, se le otorga a la descentralización, el carácter de política nacional mediante la cual se busca profundizar la democracia, acercando el poder a la población y creando las mejores condiciones, tanto para el ejercicio de la democracia como para la prestación eficaz y eficiente de los cometidos estatales.

A ello se agrega, por una parte, el mandato a los estados de descentralizar y transferir a los municipios, los servicios y competencias que aquellos gestionen; y por otra, que el legislador debe crear los mecanismos abiertos y flexibles para que los estados y los municipios descentralicen y transfieran a las comunidades y grupos vecinales organizados los servicios que éstos ofrecen, previa demostración de su capacidad para prestarlos. Por último, la creación del Consejo Federal de Gobierno, de los Consejos Estadales de Planificación y Coordinación de Políticas Públicas, y de los Consejos Locales de Planificación Pública, como órganos encargados de la planificación y coordinación de políticas y acciones para el desarrollo del proceso de descentralización y transferencia de competencias del Poder Nacional a los Estados y Municipios; y de estos al poder popular.

Se trata del establecimiento de una nueva relación del Estado con la sociedad, donde lo público es asumido por estos actores de forma corresponsable. Los ciudadanos y las ciudadanas ejercen ahora de manera directa o por medio de sus representantes elegidos o elegidas, el derecho constitucional de participar en la formulación, ejecución y control de las políticas públicas, a través del cual podrán lograr el protagonismo que garantice el completo desarrollo, tanto individual como colectivo.

Este nuevo trato entre el Estado y la sociedad, se enmarca en el proceso de refundación consagrado en la Constitución Nacional vigente, y en consecuencia, demanda una reformulación de las formas y relaciones de producción que en lo económico y social, exige modalidades diferentes de gestión de las políticas públicas, donde tengan expresión directa los actores sociales organizados y cohesionados en torno a unidades territoriales acordes a sus competencias y jurisdicciones. En este sentido, surge la necesidad de transformar las condiciones materiales y sociales de la mayoría de la población, separada y distanciada históricamente del acceso equitativo a la riqueza y al bienestar, y construir una nueva condición de ciudadanía, basada en el reconocimiento pleno y el ejercicio garantizado de sus derechos.

En las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2001-2007, quedó plasmado que no hay nación realmente soberana que no tenga un efectivo dominio y control de su territorio. Acotan estas líneas generales, que entre Estado y población debe existir una estrecha relación e identificación con su territorio. En el caso venezolano, todos los ciudadanos y ciudadanas necesitan conocer los ámbitos y particularidades de la diversidad geográfica.

Esto no es posible, si la población se centraliza y se concentra en una pequeña área o se abandona y se deja desguarnecida la mayor parte de la superficie nacional. Es por esto que la estrategia de ocupar y consolidar el territorio es histórica, social, económica y políticamente determinante. El equilibrio territorial se logra descentralizando pero también desconcentrando. Por tal motivo, debe trabajarse en pro de la descentralización desconcentrada, para lo cual es necesario modificar el peligroso patrón de poblamiento hasta ahora estimulado a través de la diversificación y consolidación de las actividades económicas en todos los espacios de la República con potencial de desarrollo.

Es en este sentido, se han establecido los siguientes principios fundamentales: 1.- El Desarrollo Sustentable, entendido este, como el proceso de cambios necesarios en torno al equilibrio que debe producirse para garantizar una condición ecológico-natural, una eficiencia económica y un beneficio social colectivo; 2.- El Desarrollo Endógeno y la Diversificación de la Economía, estrategia orientada a superar las debilidades, que en el ámbito socio-económico han afectado el desarrollo del país, tales como la exclusión, altos niveles de pobreza, desempleo, distribución desigual del ingreso y desequilibrios territoriales; 3.- La participación ciudadana, enfocada como un derecho y un deber, que además de profundizar la democracia, permite la interacción entre el Estado y la sociedad, con el fin de mejorar la efectividad de las políticas públicas; 4.- La adecuación funcional de la ocupación del territorio, como mecanismo principal para alcanzar los objetivos planteados dentro del equilibrio territorial.

Consecuente con los anteriores postulados, la visión del desarrollo territorial desconcentrado se ha fundamentado en la definición previa y planificada de una redistribución de la población, producción, infraestructura física, recursos y servicios, armonizada bajo criterios económicos, sociales, ambientales y de seguridad y defensa, en función del desarrollo de una auténtica democracia participativa y protagónica, con bases firmes para la transición hacia una nueva organización socio-territorial coherente con los principios que sirven de fundamento para la consolidación del Socialismo del Siglo XXI.

En este sentido, la concepción de un desarrollo sustentable, endógeno, participativo, soberano y equilibrado, social y territorialmente desconcentrado, tuvo como antecedentes el Programa Económico de Transición 1999-2000; el Programa Económico Nacional 2000; el Programa de Gobierno "La propuesta de Hugo Chávez para continuar la Revolución"; las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2001-2007, y más recientemente se expresa con especial énfasis en el Proyecto Nacional Simón Bolívar - Primer Plan Socialista de Desarrollo Económico y Social de la Nación 2007-2013, en el cual, esta opción de desarrollo parte de la distribución y ocupación espacial del territorio; el uso de los recursos naturales, y la localización y organización de la red de centros poblados de base urbana y rural; promoviendo la inversión pública y privada, así como, la dotación de infraestructura, equipamiento y servicios necesarios para la consolidación de los asentamientos poblacionales y la localización de las actividades productivas, con base en los recursos disponibles y las ventajas comparativas asociadas a su localización.

Esta estrategia de desarrollo, ha demandado el reconocimiento pleno de la estructura física territorial, social, cultural, económica, institucional y ambiental del país, identificando acciones que transformen las relaciones históricas de dependencia, mediante la movilización integral de patrimonios, recursos de poder y capacidades endógenas de fuerzas sociales, para lo cual, el Plan de Desarrollo Económico y Social de la Nación 2007-2013, define cinco ejes de desarrollo: el eje Norte-Costero, el eje Orinoco-Apure, el eje Occidental, el eje Oriental y el eje Norte-Llanero; así como, los mecanismos para la integración regional suramericana y la extensión del corredor de la infraestructura ferrocarrilera, que en principio, privilegia al Eje Norte llanero y que podrá ser continuado como corredor de baja altura a lo largo de toda la Cordillera Andina.

Entre las más recientes acciones de carácter legislativo llevadas a cabo en el campo de la planificación del desarrollo territorial desconcentrado, se pueden mencionar, la aprobación de la Ley Orgánica de Planificación Pública y Popular, publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N°. 6.011 Ext. de fecha 21/12/2010; la Ley de Reforma de los Consejos Estadales de Planificación y Coordinación de Políticas Públicas; la Ley de Reforma Parcial de los Consejos Locales de Planificación Pública, estas últimas publicadas en la Gaceta Oficial de la República Bolivariana de Venezuela N° 6.017 Ext. de fecha 30/12/2010; conjunto de normas de avanzada que al mismo tiempo derogan otros instrumentos dictados en ese mismo orden.

El marco normativo de la planificación pública y popular, la define como el proceso de formulación de planes y proyectos con vista a su ejecución racional y sistemática, en el ámbito de un sistema orgánico nacional, que permita la coordinación, cooperación, seguimiento y evaluación de las acciones planificadas, de conformidad con el proyecto nacional plasmado en la Constitución de la República y en el Plan de Desarrollo Económico y Social de la Nación, y le otorga a la planificación pública y popular la finalidad de:

- Establecer un Sistema Nacional de Planificación que permita el logro de los objetivos estratégicos y metas plasmadas en el Plan de Desarrollo Económico y Social de la Nación.
- Garantizar el seguimiento, evaluación y control del desempeño institucional.
- Ordenar, racionalizar y coordinar la acción pública en los distintos ámbitos y niveles político-territoriales de gobierno.
- Fortalecer la capacidad del Estado y del Poder Popular en función de los objetivos estratégicos y metas plasmadas en el Plan de Desarrollo Económico y Social de la Nación.
- Forjar un Estado transparente, eficaz, eficiente y efectivo.
- Fortalecer los mecanismos institucionales para mantener la continuidad de los programas y sus inversiones, así como las demás decisiones públicas relacionadas con el desarrollo sustentable del país.
- Fortalecer las capacidades estratégicas y rectoras del Estado y del Poder Popular para la inversión de los recursos públicos.
- Garantizar la vinculación entre la formulación y ejecución de los planes y la programación presupuestaria.
- Promover espacios para el ejercicio de la democracia, participativa y protagónica, como base para la consolidación del estado comunal.

Su objeto esta dirigido a desarrollar y fortalecer el Poder Popular mediante el establecimiento de los principios y normas que sobre la planificación rigen a las ramas del Poder Público y las instancias del Poder Popular, así como la organización y funcionamiento de los órganos encargados de la planificación y coordinación de las políticas públicas, a fin de garantizar un sistema de planificación, que tenga como propósito el empleo de los recursos públicos dirigidos a la consecución, coordinación y armonización de los planes, programas y proyectos para la transformación del país, a través de una justa distribución de la riqueza mediante una planificación estratégica, democrática, participativa y de consulta abierta, para la construcción de la sociedad socialista de justicia y equidad.

Lo novedoso de esta Ley, estriba en el establecimiento de un nuevo Sistema Nacional de Planificación diseñado para promover la coordinación, consolidación e integración equilibrada de la actividad planificadora, en favor de una política de ordenación que permita dar el valor justo a los territorios dando relevancia a su historia, a sus capacidades y recursos físicos, naturales, ambientales y patrimoniales; así como las potencialidades productivas que garanticen el bienestar social de todos los venezolanos y venezolanas. Además, contribuir a la optimización de los procesos de definición, formulación, ejecución y evaluación de las políticas públicas en cada uno de sus niveles, a la efectividad, eficacia y eficiencia en el empleo de los recursos públicos dirigidos a la consecución, coordinación y armonización de los planes, programas y proyectos para la transformación del país, a través de una justa distribución de la riqueza, mediante una planificación estratégica, democrática, participativa y de consulta abierta, para el logro de las metas establecidas en el Plan de Desarrollo Económico y Social de la Nación.

Igualmente, se inscribe en su normativa que los órganos y entes del Poder Público, durante la etapa de formulación, ejecución, seguimiento y control de los planes respectivos, deben incorporar en sus discusiones a los ciudadanos y ciudadanas a través de los consejos comunales, comunas y sus sistemas de agregación, desarrollando e implementando la planificación participativa como mecanismos de expresión y participación del poder popular organizado.

Se erige a la Comisión Central de Planificación como el órgano encargado de coordinar con las distintas instancias del Sistema Nacional de Planificación, para propiciar el seguimiento y evaluación de los lineamientos estratégicos, políticas y planes, atendiendo a lo dispuesto en el Plan de Desarrollo Económico y Social de la Nación 2007-2013.

En este marco, se crea el nuevo Sistema Nacional de Planificación, para la coordinación y articulación de las instancias de planificación participativa en los distintos niveles de gobierno. El sistema está integrado por el Consejo Federal de Gobierno, los Consejos Estadales de Planificación y Coordinación de Políticas Públicas, los Consejos Locales de Planificación Pública, los Consejos de Planificación Comunal y los Consejos Comunales; órganos que en el mismo orden de señalamiento, están encargados de la planificación y coordinación de políticas y acciones para el desarrollo del proceso de descentralización y transferencia de competencias desde el Poder Nacional y de las entidades territoriales, hacia las organizaciones de base del Poder Popular; del diseño del plan de desarrollo estadal y los demás planes estadales; del diseño del Plan Municipal de Desarrollo y los demás planes municipales; de la planificación integral que comprende al área geográfica y poblacional de una comuna, así como de diseñar el Plan de Desarrollo Comunal, y los consejos comunales que en el marco de las actuaciones inherentes a la planificación participativa, se apoyará en la metodología del ciclo comunal, que consiste en la aplicación de las fases de Diagnóstico, Plan, Presupuesto, Ejecución y Contraloría Social, con el objeto de hacer efectiva la participación popular en la planificación, para responder a las necesidades comunitarias y contribuir al desarrollo de las potencialidades y capacidades de la comunidad.

Por su parte, los Consejos Locales de Planificación Pública como herramientas fundamentales para la construcción de la nueva sociedad, constituyen las instancias de planificación en el municipio, y los órganos encargados de diseñar el Plan Municipal de Desarrollo y los demás planes municipales, en concordancia con los lineamientos del Plan de Desarrollo Económico y Social de la Nación 2007-2013, los demás planes nacionales y los planes estadales, garantizando la participación ciudadana y protagónica en su formulación, ejecución, seguimiento, evaluación y control, en articulación con el Sistema Nacional de Planificación Pública.

La Ley de Reforma Parcial de los Consejos Locales de Planificación Pública, publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 6.017 Ext. de fecha 30/12/2010, tiene por objeto regular la organización y funcionamiento de los Consejos Locales de Planificación Pública y su relación con las instancias del Poder Popular, para garantizar la tutela efectiva del derecho constitucional a la participación libre y democrática en la toma de decisiones en todo el ámbito municipal, para la construcción de la sociedad socialista democrática, de igualdad, equidad y justicia social; donde imperen como principios la democracia participativa y protagónica, interés colectivo, honestidad, legalidad, rendición de cuentas, control social, transparencia, integralidad, perfectibilidad, eficacia, eficiencia y efectividad, equidad, justicia, igualdad social y de género, complementariedad, diversidad cultural, corresponsabilidad, cooperación, responsabilidad, deber social, sustentabilidad, defensa y protección ambiental, garantía de los derechos de la mujer, de los niños, niñas y adolescentes, y toda persona en situación de vulnerabilidad; defensa de la integridad territorial y de la soberanía nacional.

Los Consejos Locales de Planificación Pública, en su actividad de planificación, garantizarán la articulación con los planes de desarrollo de los consejos comunales, las comunas, los estadales, regionales y nacionales, con base en las siguientes áreas:

- Economía local, fomentando la producción y el desarrollo endógeno, mediante el apoyo, constitución y financiamiento de organizaciones socio - productivas de propiedad social comunal.

- Ordenamiento territorial y de las infraestructuras.

- Desarrollo social y humano.

- Institucional.

- Participación ciudadana y protagónica.

- Otras que se consideren de prioridad para el municipio.

En el marco de la participación ciudadana en el plan y el presupuesto de inversión municipal destaca la figura del presupuesto participativo, como mecanismo que permite a los ciudadanos y ciudadanas del municipio, proponer, deliberar y decidir en la formulación, ejecución, control y evaluación del Plan y el Presupuesto de Inversión Municipal anuales. El presupuesto participativo deberá contar con mecanismos amplios de discusión, debates democráticos, sin exclusión de ningún tipo, a fin de recoger el mayor número de opiniones y propuestas posibles. El proceso de formación del presupuesto participativo consta de tres fases: El Diagnóstico participativo; la Formulación del Plan y el Presupuesto de Inversión Municipal, y la Aprobación del Plan y el Presupuesto de Inversión Municipal. Estos dos últimos instrumentos, resultan de la consolidación de los requerimientos formulados en el Plan Municipal de Desarrollo y por los Consejos Comunales, las Organizaciones Vecinales, Comunitarias y Sectoriales, a través del proceso de formación del presupuesto participativo.

En esa misma dirección la Asamblea Nacional sancionó la Ley de Reforma de los Consejos Estadales de Coordinación y Planificación de Políticas Públicas, en la Gaceta Oficial de la República Bolivariana de Venezuela N° 6.017 Ext. de fecha 30/12/2010, que define a estas instancias como los órganos encargados del diseño del Plan de Desarrollo Estadal y los demás planes estadales, en concordancia con los lineamientos generales formulados en el Plan de Desarrollo Económico y Social de la Nación 2007-2013, los planes municipales de desarrollo, los planes de desarrollo comunal y aquellos emanados del órgano rector del Sistema Nacional de Planificación, siendo indispensable la participación ciudadana y protagónica del pueblo en su formulación, ejecución, seguimiento, evaluación y control, de conformidad con lo establecido en la Constitución de la República y la ley respectiva.

Los Consejos Estadales de Planificación y Coordinación de Políticas Públicas, en el cumplimiento de sus funciones, tienen los siguientes lineamientos:

- La especificidad de cada estado y de sus municipios integrantes, tomando en consideración las condiciones de la población, desarrollo económico, capacidad para generar ingresos fiscales propios, situación geográfica, elementos históricos y culturales y otros factores relevantes.

- Una visión integral del proceso de desarrollo territorial que defina las pautas sobre la explotación racional de los recursos, la orientación de las inversiones, el sentido del desarrollo tecnológico, el desarrollo endógeno y sostenible, así como la prestación eficiente de los servicios que impulse y promueva el proceso de desconcentración poblacional.

- La adecuación y vinculación del Plan de Desarrollo Estadal con el Plan de Desarrollo Económico y Social de la Nación, el Plan Nacional de Desarrollo Regional y demás planes nacionales que establezcan las leyes.

- La adecuación y vinculación de los planes municipales de desarrollo, y los planes comunales de desarrollo al contenido del Plan de Desarrollo Estadal.

En tal sentido, conforme a la Ley, el cumplimiento de las funciones de planificación y coordinación de estos Consejos, tendrá en cuenta el Plan de Desarrollo Estadal, el Plan Operativo Anual del Estado, el Presupuesto Consolidado del Estado, la Ley del Marco Plurianual del Presupuesto, para el período al cual corresponda, los planes sectoriales y regionales de los diferentes Ministerios, Institutos Autónomos y Empresas del Poder Público Nacional que tengan asiento en el estado y los demás instrumentos previstos en la Ley de Planificación, a nivel estadal.

Entre las competencias de los Consejos Estadales de Planificación y Coordinación de Políticas Públicas más importantes, se pueden mencionar las que tienen que ver con: Discutir, aprobar y modificar el Plan de Desarrollo Estadal, a propuesta del Gobernador o Gobernadora, de conformidad con las líneas generales aprobadas por el Consejo Legislativo Estadal, en el marco del Plan Nacional de Desarrollo y del correspondiente Plan Nacional de Desarrollo Regional; establecer y mantener la debida coordinación y cooperación de los distintos niveles de gobierno nacional, estadal y municipal, en lo atinente al diseño y ejecución de planes de desarrollo; evaluar el efecto económico y social del gasto público consolidado en el Estado, de conformidad con los planes de desarrollo; actuar de manera coordinada con los ejes estratégicos de desarrollo territorial y los distritos motores de desarrollo y su desagregación en ejes comunales, comunas, zonas de desarrollo, ejes de desarrollo y corredores productivos, cuyo ámbito espacial coincida con los límites político administrativo del estado y sus municipios, para la articulación de la gestión pública; proponer a la representación estadal en el Consejo Federal de Gobierno, la gestión de recursos para la ejecución de planes y proyectos destinados a la dotación de obras y servicios esenciales en las comunidades de menor desarrollo relativo, con cargo al Fondo de Compensación Interterritorial; evaluar el cumplimiento del Plan de Desarrollo Estadal a través de informes que deberán ser remitidos al Consejo Legislativo Estadal; y proponer ante el Consejo Legislativo Estadal la transferencia de competencias y servicios desde los estados hacia los municipios y comunidades organizadas.

Un aspecto a resaltar de la ley, es el mandato por el cual, los Consejos Estadales de Planificación y Coordinación de Políticas Públicas deberán trabajar coordinadamente con el Consejo Federal de Gobierno. En cumplimiento de éste, deberán presentar los informes que requiera el Consejo Federal de Gobierno en las materias relacionadas con el Plan de Desarrollo Estadal, el desarrollo territorial equilibrado y la dotación de obras y servicios esenciales para las comunidades de menor desarrollo relativo. También podrán presentar informes y estudios ante el Consejo Federal de Gobierno, que justifiquen la necesidad de realizar las inversiones previstas en el Plan de Desarrollo Estadal.

Por otra parte, ya en el mes de diciembre de 2009, la Asamblea Nacional había sancionado la Ley Orgánica de los Consejos Comunales, publicada en Gaceta Oficial de la República Bolivariana de Venezuela N° 39.335 de fecha 28/12/2009, la cual derogó la Ley de los Consejos Comunales vigente desde el mes de abril de 2006 y publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 5.806 Ext. de fecha 10/04/2006. Esta Ley Orgánica tiene por objeto regular la constitución, conformación, organización y funcionamiento de los Consejos Comunales, como una instancia de participación para el ejercicio directo de la soberanía popular y su relación con los órganos y entes del Poder Público para la formulación, ejecución, control y evaluación de las políticas públicas, así como, los planes y proyectos vinculados al desarrollo comunitario.

Los Consejos Comunales, en el marco constitucional de la democracia participativa y protagónica, son instancias de participación, articulación e integración entre los ciudadanos, ciudadanas y las diversas organizaciones comunitarias, movimientos sociales y populares, que permiten al pueblo organizado ejercer el gobierno comunitario y la gestión directa de las políticas públicas y proyectos orientados a responder a las necesidades, potencialidades y aspiraciones de las comunidades, en la construcción del nuevo modelo de sociedad socialista de igualdad, equidad y justicia social.

Corresponde al Ministerio del Poder Popular para las Comunas y Protección Social con competencia en materia de participación ciudadana, dictar las políticas estratégicas, planes generales, programas y proyectos para la participación comunitaria en los asuntos públicos y acompañar a los Consejos Comunales en el cumplimiento de sus fines y propósitos, facilitando la articulación en las relaciones entre éstos y los órganos y entes del Poder Público.

A los fines de su funcionamiento, el Consejo Comunal estará integrado por la Asamblea de Ciudadanos y Ciudadanas; el Colectivo de Coordinación Comunitaria; la Unidad Ejecutiva; la Unidad Administrativa y Financiera Comunitaria; y la Unidad de Contraloría Social.

Para esta Ley, se crea un nuevo proceso denominado el ciclo comunal, como mecanismo para hacer efectiva la participación popular y la planificación participativa que responde a las necesidades comunitarias y contribuye al desarrollo de las potencialidades y capacidades de la comunidad. Se concreta como una expresión del poder popular, a través de la realización de cinco fases: diagnóstico, plan, presupuesto, ejecución y contraloría social.

En el diagnóstico, se identifican las necesidades, aspiraciones, recursos, potencialidades y relaciones sociales propias de la localidad; el plan es la fase que determina las acciones, programas y proyectos que atendiendo al diagnóstico, tiene como finalidad el desarrollo del bienestar integral de la comunidad; el presupuesto comprende la determinación de los fondos, costos y recursos financieros y no financieros con los que cuenta y requiere la comunidad, destinados a la ejecución de las políticas, programas y proyectos establecidos en el plan comunitario de desarrollo integral; la ejecución garantiza la concreción de las políticas, programas y proyectos en espacio y tiempo; la contraloría social es la acción permanente de prevención, vigilancia, supervisión, seguimiento, control y evaluación de las fases del ciclo comunal para la concreción del plan comunitario de desarrollo integral y en general, sobre las acciones realizadas por el Consejo Comunal, ejercida articuladamente por los habitantes de la comunidad, la Asamblea de Ciudadanos y Ciudadanas, las Organizaciones Comunitarias y la Unidad de Contraloría Social.

Los Consejos Comunales recibirán de manera directa los siguientes recursos financieros y no financieros: los que sean transferidos por la República, los estados y los municipios; los que provengan de la administración de los servicios públicos que les sean transferidos por el Estado; los generados por su actividad propia, incluido el producto del manejo financiero de todos sus recursos; los que provienen del Fondo de Compensación Interterritorial (FCI); los recursos provenientes de donaciones de acuerdo con lo establecido en el ordenamiento jurídico, y cualquier otro que permita la Constitución de la República y la ley.

Los Consejos Comunales, deberán formar cuatro fondos internos: el fondo de acción social que será destinado a cubrir las necesidades sociales, tales como: situaciones de contingencia, de emergencia o problemas de salud, que no puedan ser cubiertas por los afectados debido a su situación socioeconómica; el fondo de gastos operativos y de administración dirigido a contribuir con el pago de los gastos que se generen en la operatividad y manejo administrativo del Consejo Comunal; el fondo de ahorro y crédito social destinado a incentivar el ahorro en las comunidades con una visión socialista y a promover los medios socio-productivos mediante créditos solidarios, y el fondo de riesgo, que estará orientado a cubrir los montos no pagados de los créditos socio-productivos, que incidan u obstaculicen el cumplimiento y continuidad de los proyectos comunitarios, en situación de riesgos y asumidos por el Consejo Comunal.

Otro instrumento legal de fundamental importancia en materia político territorial, es la Ley Orgánica del Poder Público Municipal (Loppm), cuyo contenido centra su atención en el efectivo y real ejercicio de la soberanía popular, que descansa intransferiblemente en el pueblo, en la participación de las comunidades para la formación, ejecución y control de la gestión pública y en la orientación de los poderes públicos y de la administración pública hacia los intereses y necesidades de los ciudadanos y ciudadanas.

La Loppm, es sancionada por primera vez en el año 2005 en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.204 de fecha 08/06/2005, y modificada posteriormente en los años 2006, 2009 y 2010, en las Gacetas Oficiales de la República Bolivariana de Venezuela Nº 38.421 de fecha 21/04/2006, Nº 39.163 de fecha 22/04/2009, y Gaceta Oficial Nº 6.015 Ext. de fecha 28/12/2010, respectivamente. El cuerpo de la Ley desarrolla los principios constitucionales, relativos al Poder Público Municipal, su autonomía, organización y funcionamiento, gobierno, administración y control, para el efectivo ejercicio de la participación protagónica del pueblo en los asuntos propios de la vida local, conforme a los valores de la democracia participativa, la corresponsabilidad social, la planificación, la descentralización y la transferencia a las comunidades y grupos vecinales organizados. En este sentido, dispone que, el Poder Público Municipal se ejerce a través de cuatro funciones: la función ejecutiva, desarrollada por el alcalde o alcaldesa a quien corresponde el gobierno y la administración, la función deliberante propia del Concejo Municipal, la función -de control fiscal ejercida por la Contraloría Municipal, y la función de planificación, desarrollada en corresponsabilidad con el Consejo Local de Planificación Pública, destacando que, en el ejercicio de estas funciones los órganos del poder público municipal, incorporarán la participación ciudadana en el proceso de definición y ejecución de la gestión pública y en el control y evaluación de sus resultados, en forma efectiva, suficiente y oportuna, para lo cual deberán crear los mecanismos que la garanticen.

De forma tal que, la participación protagónica en la formación, ejecución y control de la gestión pública municipal, en el marco de esta Ley, se constituye como el medio necesario para garantizar su completo desarrollo tanto individual como colectivo, dentro del municipio. Convertida esta participación en un derecho, esta se ejerce mediante actuaciones de los ciudadanos y ciudadanas, y de la sociedad organizada, en forma individual o colectiva, para manifestar su aprobación, rechazo, observaciones, propuestas, iniciativas, quejas, denuncias y, en general, para expresar su voluntad respecto a asuntos de interés colectivo, la cual se puede expresar:

- Obteniendo información del programa de gobierno del Alcalde o Alcaldesa, del Plan Municipal de Desarrollo, de los mecanismos para la elaboración y discusión de las ordenanzas, y, en especial, de la formulación y ejecución del presupuesto local; de la aprobación y ejecución de obras y servicios, de los contenidos del informe de gestión y de la rendición de cuentas, en términos comprensibles a los ciudadanos y ciudadanas.

- Presentando y discutiendo propuestas comunitarias prioritarias en la elaboración del presupuesto de inversión de obras y servicios, a cuyo efecto el gobierno municipal establecerá mecanismos suficientes y oportunos.

- Participando en la toma de decisiones, a cuyo efecto las autoridades municipales generarán mecanismos de negociación, espacios de información suficiente y necesaria e instancias de evaluación.

Para estos efectos, los medios de participación del pueblo en ejercicio de su soberanía, la Ley los define como: los cabildos abiertos, las asambleas ciudadanas, las consultas públicas, la iniciativa popular, el presupuesto participativo, el control social, los referendos, la iniciativa legislativa, los medios de comunicación social alternativos, las instancias de atención ciudadana, la autogestión y la cogestión.

Otro aspecto a destacar de la Loppm, es el que se refiere al presupuesto de inversión municipal, el cual debe estar dirigido al desarrollo humano, social, cultural y económico del municipio, y se elaborará de acuerdo con las necesidades prioritarias presentadas por las comunidades organizadas, en concordancia con lo estimado por el Alcalde o Alcaldesa en el presupuesto destinado al referido sector y con los proyectos generales sobre urbanismo, infraestructura, servicios y vialidad.

Por último, en las disposiciones de esta Ley, se ordena a los municipios descentralizar y transferir a las comunidades y grupos vecinales organizados la prestación de los servicios públicos municipales, previa demostración de su capacidad legal, formación profesional o técnica en el área relacionada con el servicio, experiencia previa en gestión de servicios públicos o en áreas afines del servicio solicitado, comprobación por certificación emitida por el municipio, de los planes de formación ciudadana, legitimidad ante la comunidad involucrada, presentación del proyecto, y cualquier otro que se determine en las leyes, reglamentos y ordenanzas.

En correspondencia con esta plataforma legal, se publicó en la Gaceta Oficial de la República Bolivariana de Venezuela N° 5.963 Ext. de fecha 22/02/2010, la Ley Orgánica del Consejo Federal de Gobierno (Locfg), instrumento normativo mediante el cual, se regula la organización y funcionamiento de este órgano constitucional de carácter interterritorial, encargado de la planificación y coordinación de políticas y acciones para el desarrollo del proceso de descentralización y transferencia de competencias del Poder Nacional a los estados y municipios. En consecuencia, se le ha conferido al Consejo Federal de Gobierno, establecer los lineamientos que se aplicarán a los procesos de transferencia de las competencias y atribuciones de las entidades territoriales, hacia las organizaciones de base del Poder Popular, los cuales serán vinculantes para las entidades territoriales. Asimismo, por esta Ley, se crea el Fondo de Compensación Interterritorial (FCI), destinado al financiamiento de inversiones públicas, para promover el desarrollo equilibrado de las regiones. Los recursos que se destinarán a este Fondo serán discutidos y aprobados por el Consejo Federal de Gobierno con base en los desequilibrios regionales.

La Locfg, impone que las acciones del Consejo Federal de Gobierno, se desarrollen con fundamento en los principios de justicia social, participación ciudadana, protección de la integridad territorial, desarrollo sustentable, cooperación entre las entidades públicas territoriales, corresponsabilidad, interdependencia, solidaridad y concurrencia. Igualmente, destaca que la transferencia de competencias es la vía para lograr el fortalecimiento de las organizaciones de base del Poder Popular y el desarrollo armónico de los Distritos Motores de Desarrollo y regiones del país, en el marco del Plan de Desarrollo Económico y Social de la Nación 2007-2013.

Con fecha 12/04/2011, se dictó el Decreto N° 8.146 por el cual se reforma el Reglamento de la Ley del Consejo Federal de Gobierno, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.655 de fecha 13/04/2011, aprobado originalmente mediante Decreto N° 7.036 de fecha 09/03/2010, y publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.382, de esa misma fecha, Reglamento que tiene por finalidad regular la organización y funcionamiento de este órgano constitucional y de las instancias que lo conforman, así como las formas de coordinación de políticas y acciones entre las entidades político territoriales y las organizaciones de base del poder popular en él representadas, a fin de alcanzar un equilibrado desarrollo regional del país, mediante una justa distribución de los recursos naturales; la creación de los Distritos Motores de Desarrollo y un régimen de transferencias entre dichas entidades y de estas hacia las comunidades organizadas y otras organizaciones de base del poder popular. Las disposiciones de este Reglamento son aplicables a todas las instancias que conforman el Consejo Federal de Gobierno, las entidades político-territoriales y las organizaciones de base del Poder Popular que lo integran, en el ámbito territorial y social donde ejercen sus competencias.

Del conjunto de definiciones que desarrolla tanto la Ley del Consejo Federal de Gobierno como su Reglamento, resaltan las que hacen referencia entre otras:

- Federalismo: sistema de organización política regido por los principios de integridad territorial, económica y política de la Nación, cooperación, solidaridad, concurrencia y corresponsabilidad entre las instituciones del Estado y el pueblo soberano, para la construcción de la sociedad socialista y del Estado Democrático y Social de Derecho y de Justicia, mediante la participación protagónica del pueblo organizado en las funciones de gobierno y en la administración de los factores y medios de producción de bienes y servicios de propiedad social, como garantía del ejercicio pleno de la soberanía popular frente a cualquier intento de las oligarquías nacionales y regionales de concentrar, centralizar y monopolizar el poder político y económico del país y de las regiones.

- Descentralización: Política estratégica para la restitución plena del poder al pueblo soberano, mediante la transferencia paulatina de competencias y servicios desde las instituciones nacionales, regionales y locales hacia las comunidades organizadas y otras organizaciones de base del Poder Popular, dirigidas a fomentar la participación, alcanzar la democracia auténtica restituyendo las capacidades de gobierno al pueblo, instalando prácticas eficientes y eficaces en la distribución de los recursos financieros e impulsar el desarrollo complementario y equilibrado de las regiones del país.

- Socialismo: Modo de relaciones sociales de producción centrado en la convivencia solidaria y la satisfacción de las necesidades materiales e intangibles de toda la sociedad, que tiene como base fundamental la recuperación del valor del trabajo como productor de bienes y servicios, para satisfacer las necesidades humanas y lograr la suprema felicidad social y el desarrollo humano integral, interponiendo como necesario el desarrollo de la propiedad social sobre los factores y medios de producción básicos y estratégicos, que permita que todas las familias y los ciudadanos y ciudadanas venezolanos y venezolanas posean, usen y disfruten de su patrimonio o propiedad individual o familiar, y ejerzan el pleno goce de sus derechos económicos, sociales, políticos y culturales.

- Sociedad organizada: la cual se presenta como aquella constituida por los Consejos Comunales, los Consejos de Trabajadores y Trabajadoras, de Campesinos y Campesinas, de Pescadores y Pescadoras, Comunas y cualquier otra organización de base del poder popular debidamente registrada en el Ministerio del Poder Popular con competencia en materia de participación ciudadana.

- Organización del espacio geográfico: el Reglamento resalta que, sin perjuicio de las entidades territoriales ni de la composición del espacio geográfico nacional, éste contará con ejes estratégicos de desarrollo territorial y los distritos motores de desarrollo y su desagregación en ejes comunales, comunas, zonas de desarrollo, ejes de desarrollo y corredores productivos cuyo ámbito espacial podrá o no coincidir con los límites político administrativos de los estados, municipios o dependencias federales, sin perjuicio de lo establecido en la Ley Orgánica para la Ordenación del Territorio.

- Ejes estratégicos de desarrollo territorial: se les concibe como unidades territoriales de carácter estructural supra - local y articuladoras de la organización del poder popular y de la distribución espacial del desarrollo sustentable, endógeno y socialista, con la finalidad de optimizar las ventajas comparativas locales y regionales, los planes de inversión del Estado venezolano en infraestructura, equipamiento y servicios, la implantación y desarrollo de cadenas productivas y el intercambio de bienes y servicios.

- Unidades de gestión territorial: se les identifica como distritos motores de desarrollo y su desagregación en comunas, ejes comunales, zonas de desarrollo, ejes de desarrollo, corredores productivos y las entidades territoriales delimitadas por competencias político administrativas derivadas de la división político territorial, las comunas y aquellas bajo estatus jurídico especial otorgado a porciones del territorio nacional que por sus características específicas, constituyen áreas especiales de conservación de patrimonios ecológicos y prestación de beneficios ambientales; o que, por sus características particulares, representan un desarrollo potencial agrícola, pecuario, forestal, minero, energético, industrial, turístico, o de seguridad fronteriza.

En este sentido, la creación y establecimiento de los distritos motores de desarrollo estará determinado en razón de la concurrencia de los siguientes criterios:

- Que constituyan espacios geográficos con condiciones físico-naturales, socio-culturales, económicas y geopolíticas semejantes.

- Que sean espacios continuos y que tengan por lo menos un centro de servicio capaz de articular sus áreas de influencia, promover la ocupación del territorio y el desarrollo de actividades productivas socialistas.

En consecuencia, se podrán crear distritos motores de desarrollo en base a criterios geográficos y/o productivos. Éstos últimos podrán ser turísticos, agrícolas, agroindustriales, pesqueros, industriales, mineros, forestales, científicos tecnológicos, entre otros.

Un distrito motor de desarrollo implica la activación de una misión distrital y la elaboración del respectivo plan estratégico de desarrollo integral o plan distrital, con la participación permanente de sus habitantes y organizaciones del poder popular.

Se designará, por cada distrito motor de desarrollo una autoridad única distrital, que tendrá las siguientes funciones:

- Administrar eficientemente los recursos asignados a los proyectos del Distrito en función de la Misión y Plan Distrital.
- Promover la participación, organización y protagonismo de las comunidades y productores en los proyectos del Distrito.
- Garantizar el buen desempeño de las instituciones de la Administración Pública Nacional, desconcentradas en su ámbito de competencia.
- Abordar los problemas sociales existentes en el Distrito y junto con las comunidades procurar soluciones a los mismos.
- Promover la participación política, cultural y económica de los diversos actores sociales y organizaciones del Poder Popular de su zona de influencia.
- Impulsar proyectos productivos acorde con las potencialidades del Distrito Motor de Desarrollo.
- Las demás que le sean asignadas por el Presidente o Presidenta de la República en el Decreto de creación del respectivo Distrito Motor de Desarrollo.

Del Consejo Federal de Gobierno depende el Fondo de Compensación Interterritorial (FCI), destinado al financiamiento de inversiones públicas para promover el desarrollo equilibrado de las regiones, la cooperación y complementación de las políticas e iniciativas de desarrollo de las distintas entidades públicas territoriales, y apoyar especialmente la dotación de obras y servicios esenciales en las regiones y comunidades de menor desarrollo relativo. El Consejo Federal de Gobierno, con base en los desequilibrios regionales, discutirá y aprobará anualmente los recursos que se destinarán al FCI y las áreas de inversión prioritarias a las cuales se aplicarán dichos recursos.

Para la administración del Fondo de Compensación Interterritorial se contará con una instancia tecno-política dirigida por un Director Ejecutivo o Directora Ejecutiva designado o designada por la Secretaría del Consejo Federal de Gobierno. Dicha instancia se denominará Comité Técnico de Evaluación.

La Comisión Técnica de Evaluación estará conformada por un Director Ejecutivo o Directora Ejecutiva, un Coordinador o una Coordinadora General y cinco gerentes de áreas: 1) Gerencia técnica de proyectos, 2) Gerencia de políticas y planificación, 3) Gerencia de control y seguimiento, 4) Gerencia de finanzas, y 5) Gerencia de gestión interna.

Asimismo, se contará en cada una de las distintas regiones del país con una Oficina Técnica Regional (OTR), dirigido por un Coordinador o Coordinadora Regional y designado por la Secretaría del Consejo Federal de Gobierno, asimismo existirá una gerencia técnica regional de proyectos, una gerencia de política y planificación, un cuerpo de inspectores, y una unidad básica de gestión administrativa.

De igual forma, se establecerá en cada estado del país una Unidad Receptora Estadal, dirigida por un Coordinador o Coordinadora Estadal, designado por la Secretaría del Consejo Federal de Gobierno. Tales Unidades estarán conformadas por un pequeño equipo multidisciplinario integrado por funcionarios y funcionarias de las oficinas estadales de los Ministerios del Poder Popular quienes actuarán en comisión de servicio. Las Entidades político Territoriales podrán poner a disposición de las Unidades Receptoras Estadales el personal técnico calificado que preste servicios a dedicación exclusiva.

Asimismo, se contará según la Reforma reglamentaria del mes de Abril de 2011, con nueve (9) regiones en el país, Occidental 1 y Occidental 2; Central 1 y Central 2; Llanos 1 y Llanos 2; Centro Occidental; Oriental y del Sur, en cada una de las cuales habrá una Oficina Técnica Regional (OTR), dirigida por un Coordinador o Coordinadora Regional y designado por la Secretaría del Consejo Federal de Gobierno, asimismo existirá una gerencia técnica regional de proyectos, una gerencia de política y planificación, un cuerpo de inspectores, y una unidad básica de gestión administrativa.

Novedosa también es la idea de la articulación de proyectos a todos los niveles con los respectivos planes. Es decir, la ley y más particularmente su Reglamento exige como condición que cada uno de los proyectos presentados por las organizaciones comunitarias como por las Alcaldías y Gobernaciones esté alineado al Plan de Desarrollo Económico y Social de la Nación, al Plan Estadal de Desarrollo, al Plan Municipal de Desarrollo y al Plan Comunitario.

7.2 Instancia de planificación, coordinación de políticas y financiamiento para el desarrollo regional

7.2.1 Consejo Federal de Gobierno

Según el texto constitucional el Consejo Federal de Gobierno, es el órgano encargado de la planificación y coordinación de políticas y acciones para el desarrollo del proceso de descentralización y transferencia de competencias del Poder Nacional a los Estados y Municipios. Este nuevo órgano de carácter constitucional estará presidido por el Vicepresidente o Vicepresidenta de la República e integrado por los Ministros o Ministras, los Gobernadores o Gobernadoras, un Alcalde o Alcaldesa por cada Estado y representantes de la sociedad organizada, de acuerdo con la ley; y contará con una Secretaría, integrada por el Vicepresidente o Vicepresidenta, dos Ministros o Ministras, tres Gobernadores o Gobernadoras y tres Alcaldes o Alcaldesas.

El Consejo Federal de Gobierno tiene jurisdicción sobre todo el territorio nacional, marítimo y terrestre, y se rige con carácter vinculante, por los lineamientos contenidos en el Plan de Desarrollo Económico y Social de la Nación 2007-2013, particularmente el relativo a la nueva geopolítica nacional y al desarrollo territorial desconcentrado, considerando para ello, los cinco Ejes Estratégicos de Desarrollo establecidos en el mismo: Eje Norte - Costero, Eje Apure - Orinoco, Eje Occidental, Eje Oriental y el Eje Norte Llanero, éste último como canal de integración interregional. El Presidente o Presidenta de la República en Consejo de Ministros, podrá decretar la creación, supresión o modificación de uno o varios ejes estratégicos de desarrollo territorial, a los fines de rectificar o reestructurar el orden territorial por razones de interés nacional.

Una de las prioridades del Consejo Federal de Gobierno y del proyecto bolivariano para el año 2012, es poder financiar, impulsar y supervisar que se cumplan al máximo todas las inversiones previstas y prioritarias entre ellas las que tienen que ver con la misión vivienda y la construcción de viviendas dignas y suficientes a lo largo y ancho del territorio, con el aporte y la cooperación de los gobiernos regionales y locales y fundamentalmente con el apoyo del poder popular.

7.2.1.1 Fondo de Compensación Interterritorial (FCI)

El Fondo de Compensación Interterritorial (FCI) que surge en el marco de la Constitución Bolivariana de 1999, se presenta como un novedoso y avanzado sistema de financiamiento al desarrollo regional y territorial, llamado a funcionar bajo los principios de transparencia, simplicidad, productividad, control y rendición de cuentas, y al mismo tiempo, alejado de los tradicionales y anacrónicos mecanismos creados para financiar la descentralización, cuya tendencia conllevaba a la profundización de las desigualdades regionales, a la concentración de la población y la riqueza, en los focos de producción y desarrollo políticamente mejor favorecidos, en detrimento de aquellos espacios geográficos, que aunque con mucho potencial de recursos, sus indicadores registran históricos y precarios niveles de desarrollo.

Esta novísima estructura financiera administrada por la Secretaría del Consejo Federal de Gobierno, diseñada bajo estrictos y rigurosos criterios de igualdad y justicia social, se crea con la finalidad de garantizar el financiamiento de las inversiones públicas para promover el desarrollo equilibrado de las regiones, la cooperación y complementación de las políticas e iniciativas de desarrollo de las distintas entidades públicas territoriales y la realización de obras y servicios esenciales en las regiones y comunidades de menor desarrollo relativo.

Los ingresos que conformarán la estructura financiera del FCI, provendrán de las siguientes fuentes: Los aportes que le suministre el Poder Ejecutivo Nacional; los recursos que le asignen las entidades políticas territoriales; los demás ingresos que obtenga por su propia gestión o administración o que reciba de las donaciones de cualquier naturaleza que le sean efectuadas; los provenientes de las asignaciones establecidas por otras leyes, tales como, las correspondientes a la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos.

Sobre este particular, es importante resaltar que para el año 2012, la estructura básica de los ingresos del FCI, estará conformada por los recursos que provienen de la aplicación de la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos vigente, publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 5.991, Ext. de fecha 29/07/2010, y los otorgados por el Ejecutivo Nacional provenientes del 15 por ciento de la recaudación estimada por Impuesto al Valor Agregado (IVA).

7.2.2 Política de Financiamiento del Consejo Federal de Gobierno

La política de financiamiento del Consejo Federal de Gobierno a las entidades político territoriales y a las organizaciones de base del Poder Popular, en la búsqueda de promover el desarrollo equilibrado de las regiones, y apoyar especialmente la dotación de obras y servicios esenciales en las regiones y comunidades de menor desarrollo relativo, se define tomando en consideración las disposiciones tanto de la Ley de Asignaciones Económicas Especiales Derivadas de Minas e Hidrocarburos (LAEE), publicada en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 5.991 Ext. de fecha 29/07/2010, que derogó la anterior Ley de igual denominación, publicada en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 5.824 Ext. de fecha 13/10/2006; como las del Reglamento de la Ley del Consejo Federal de Gobierno, en cuanto a la determinación y distribución de los dos componentes de ingresos (Asignaciones económicas especiales derivadas de minas e hidrocarburos y el 15 por ciento del IVA), que conforman el Fondo de Compensación Interterritorial.

La nueva LAEE, a diferencia de la anterior que tenía como finalidad establecer el régimen de asignaciones económicas especiales derivadas de minas e hidrocarburos, en beneficio de los estados, de los municipios, del Distrito Metropolitano de Caracas, del Distrito Alto Apure y de los Consejos Comunales, trasciende su ámbito de regulación para incluir a las organizaciones de base del poder popular, en sus distintas manifestaciones, como beneficiarias de dichas asignaciones económicas especiales, con la novedad de que estos recursos formarán parte de los ingresos del Fondo de Compensación Interterritorial.

De esta manera, para el cálculo de las asignaciones económicas especiales derivadas de minas e hidrocarburos, que formarán parte de la masa de ingresos ordinarios estimados por Ejecutivo Nacional en la Formulación del Proyecto de Ley de Presupuesto Nacional, de acuerdo con esta nueva legislación, se procede de la siguiente forma:

- Del monto total de los ingresos fiscales recaudados durante el respectivo ejercicio presupuestario, por concepto de tributos y regalías contemplado en la Ley Orgánica de Hidrocarburos y en el Decreto con Rango y Fuerza de Ley de Minas, se deducirá el monto correspondiente por concepto de Situado Constitucional. Del monto resultante se constituirá un apartado presupuestario equivalente a un porcentaje mínimo del veinticinco por ciento de dicho monto, correspondiente a asignaciones económicas especiales derivadas de minas e hidrocarburos. Este monto discriminará la cantidad proveniente por el Decreto con Rango y Fuerza de Ley de Minas y la cantidad proveniente por Ley Orgánica de Hidrocarburos.

- Determinadas las asignaciones económicas especiales provenientes de la Ley Orgánica de Hidrocarburos, se deducirá una cantidad equivalente al cinco por ciento a partir del cual se constituirá un apartado presupuestario como asignación adicional para las entidades político-territoriales en cuyo territorio se realicen procesos de refinación de hidrocarburos y procesos petroquímicos. Estos recursos se consolidarán en un único monto y se distribuirán de acuerdo con la proporción de volúmenes de crudo refinados en cada estado, en el Ejercicio Fiscal anterior.

- Del monto resultante, luego de efectuada esta deducción, se destinará 70 por ciento a los estados en cuyo territorio se encuentran situados yacimientos de hidrocarburos, y el 30 por ciento restante, entre aquellos estados en cuyo territorio no existen dichos yacimientos. Por su parte, la distribución de las asignaciones económicas especiales provenientes de la explotación de minas, se hará en forma proporcional entre los estados en cuyos territorios se encuentren situados yacimientos mineros, sobre la base de los niveles de producción que se generen en cada estado.

Adicionalmente, a los efectos de esta distribución, la Secretaría del Consejo Federal de Gobierno aplicará el Índice Relativo de Desarrollo (IRD), tomando como base las variables necesarias que permitan determinar los desequilibrios territoriales, entre otras las que tienen que ver con el Índice de Desarrollo Humano (IDH), el ingreso per-cápita, el índice de pobreza y el esfuerzo tributario relativo, y en todo caso, con base en los porcentajes y criterios establecidos por la Secretaría del Consejo Federal de Gobierno, atendiendo a mecanismos que garanticen la superación de las diferencias y desventajas entre las distintas entidades político territoriales y aseguren la compensación de éstas.

De las asignaciones económicas especiales derivadas de minas e hidrocarburos que tengan por origen créditos adicionales, aportados como remanentes no programados ni presupuestados en el ejercicio fiscal inmediatamente anterior, se distribuirán 30 por ciento para los estados, 20 por ciento para los municipios, y 50 por ciento para las organizaciones de base del Poder Popular.

Por otra parte, el Reglamento de la Ley del Consejo Federal de Gobierno, se establecen los apartados presupuestarios y financieros provenientes del 15 por ciento del IVA, que se destinarán a promover el desarrollo equilibrado de las regiones, la cooperación y complementación de las políticas e iniciativas de desarrollo de las distintas entidades públicas territoriales y la realización de obras y servicios esenciales en las regiones y comunidades de menor desarrollo relativo. A tal efecto se constituyen los siguientes apartados:

- Un apartado especial para el impulso de los distritos motores de desarrollo, destinado a la inversión en los proyectos que se estimen pertinentes en el ámbito de los referidos Distritos, cuya fuente principal serán los recursos asignados por el Ejecutivo Nacional, estadal y municipal.

- Un apartado especial para la inversión en los estados y municipios, destinado al financiamiento de proyectos de infraestructura, sociales, de servicios, productivos y científicos tecnológicos, presentados por las entidades político territoriales en las áreas de infraestructura, sociales, de servicio y productivos de acuerdo a los planes estadales y municipales de desarrollo, en concordancia con los planes de la Nación y los planes sectoriales; cuya fuente principal serán los recursos provenientes del 65 por ciento de los ingresos correspondientes al 15 por ciento del Impuesto al Valor Agregado recaudado anualmente, distribuidos de la siguiente manera: 37 por ciento para los Estados y 28 por ciento para los Municipios.

- Un apartado especial para el fortalecimiento del poder popular destinado a la consolidación de la base económica comunitaria, mediante el financiamiento de proyectos productivos, y proyectos de infraestructura menor, así como, para la edificación de obras de infraestructura necesarias para el mejoramiento del hábitat comunitario, identificadas como prioritarias en el marco de un diagnóstico participativo, cuya fuente principal serán los recursos provenientes del 30 por ciento correspondiente del 15 por ciento del IVA recaudado anualmente.

- Un apartado especial para el fortalecimiento institucional, de las entidades político territoriales mediante: a) la homologación de los planes de modernización tecnológica, y automatización, b) el desarrollo de programas de actualización catastral, sistemas de información geográfica, planes de ordenación territorial y urbana y de las áreas de recaudación fiscal (patente de industria y comercio, impuesto a inmuebles urbanos, patente de vehículos), c) el favorecimiento de la consolidación de los espacios de reunión y funcionamiento de los Consejos Comunales y las Comunas, d) el desarrollo de programas de seguridad de personas y bienes, entre otras iniciativas asociadas, cuya fuente principal serán los recursos provenientes del 5 por ciento correspondiente al 15 por ciento del IVA recaudado anualmente.

El Consejo Federal de Gobierno, por órgano de la Secretaría, decidirá sobre la aprobación de los proyectos presentados por las entidades político - territoriales y las organizaciones de base del Poder Popular. Para ello, la Secretaría del Consejo Federal de Gobierno elaborará un baremo contentivo de los criterios técnicos y políticos necesarios para la correspondiente aprobación de proyectos, el cual será de estricto cumplimiento. Los criterios técnicos del baremo contendrán entre otros, el formato de formulación de proyectos y los requisitos para cada modalidad (productivos, infraestructurales, servicios, científicos, tecnológicos, sociales, y de fortalecimiento institucional), mientras que, los criterios políticos contendrán entre otros, los requerimientos de compatibilización de los proyectos con los lineamientos de política emanados de la planificación centralizada, así como el acatamiento de las directrices de los planes sectoriales, estadales, municipales y comunales.

La transferencia de recursos a las entidades político territoriales, a los distritos motores de desarrollo, a las comunas y a las organizaciones de base del poder popular, requeridas mediante solicitud expresa de éstas, se hará mediante la apertura de fideicomisos, previa aprobación del respectivo proyecto por parte de la Secretaría del Consejo Federal de Gobierno y de conformidad con el marco de prioridades establecidos en el Plan de Desarrollo Económico y Social de la Nación 2007-2013, en el Plan de Trabajo de los respectivos Distritos Motores de Desarrollo y de los Planes de Desarrollo Regional respectivos.

7.2.3 De los ingresos y gastos del Consejo Federal de Gobierno para el año fiscal 2012

Para el año fiscal 2012, la política de financiamiento del Consejo Federal de Gobierno, está conformada por un presupuesto de ingresos por la cantidad de Bs. 15.996,1 millones conformado por las siguientes fuentes: un aporte del Ejecutivo Nacional para cubrir sus gastos de funcionamiento, por la cantidad de Bs. 95,5 millones, una transferencia de Bs. 2.826,5 millones, proveniente de la aplicación de la Ley de Asignaciones Económicas Especiales (LAEE), y la cantidad de Bs. 13.074,1 millones, que provienen del 15 por ciento de la recaudación estimada del Impuesto al Valor Agregado (IVA); estas dos últimas fuentes, destinadas al financiamiento de inversiones públicas para promover el desarrollo equilibrado de las regiones, la cooperación y complementación de las políticas e iniciativas de desarrollo de las distintas entidades públicas territoriales y la realización de obras y servicios esenciales en las regiones y comunidades de menor desarrollo relativo.

CUADRO 7-1
ESTRUCTURA DE INGRESOS DEL CONSEJO FEDERAL DE GOBIERNO
POR FUENTES DE FINANCIAMIENTO
PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)

CONCEPTOS	MONTO	PORCENTAJE
IMPUESTO AL VALOR AGREGADO (IVA)	13.074,1	81,7
ASIGNACIONES ECONÓMICAS ESPECIALES (AEE)	2.826,5	17,7
TRANSFERENCIAS DEL EJECUTIVO NACIONAL	95,5	0,6
TOTAL	**15.996,1**	**100,0**

Gráfico Nº 7-1
Estructura de Ingresos del Consejo Federal de Gobierno por Fuentes de Financiamiento
(Millones de Bolívares)
Año 2012


Fondo de
Compensación
Interterritorial
(F.C.I)
Bs. 15.900,6
Impuesto al Valor
Agregado (I.V.A)
Bs. 13.074,1
Asignaciones
Económicas Especiales;
Bs. 2.826,5
IVA
LAEE
Transferencias del
Ejecutivo Nacional;
Bs. 95,5

Con este monto, el Consejo Federal de Gobierno diseñó su estructura de gastos integrada por los siguientes conceptos: Bs. 65,5 millones que se destinarán a gastos de personal; Bs. 8,1 millones para materiales, suministros y mercancías; Bs. 15,9 millones para la contratación de servicios no personales; Bs. 6,0 millones para activos reales, y Bs. 15.900,6 millones para ser transferidos a las entidades político territoriales y las organizaciones de base del Poder Popular. Gráficamente, la mencionada estructura de ingresos queda representada de la manera siguiente:

CUADRO 7-2
DISTRIBUCIÓN DE LAS ASIGNACIONES DEL FONDO DE COMPENSACIÓN INTERTERRITORIAL
PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)

CONCEPTOS	MONTO	PORCENTAJE
FCI- Estadal	6.024,5	37,9
FCI - Municipal	4.452,2	28,0
FCI - Poder Popular	4.770,2	30,0
FCI - Fortalecimiento Institucional	653,7	4,1
TOTAL	**15.900,6**	**100,0**

Gráfico Nº 7-2
Distribución de las Asignaciones
del Fondo de Compensación Interterritorial
Año 2012
(Millones de Bolívares)


Bs. 653,7
4,1%
Bs. 6.024,5
37,9%
Bs.4.770,2
30,0%
Bs. 4.452,2
28,0%
FCI-Inversión Estadal
FCI-Inversión Municipal
FCI-Poder Popular
FCI-Fortalecimiento Institucional

7.3 Entidades Político - Territoriales de la República

El régimen federal descentralizado, se fundamenta en los principios de integridad territorial, cooperación, solidaridad, concurrencia y corresponsabilidad; que son características distintivas de un modelo federal cooperativo, en el que las comunidades y autoridades de los distintos niveles político territoriales participan en la formación de las políticas públicas comunes a la Nación, integrándose en una esfera de gobierno compartida para el ejercicio de las competencias en que concurren.

En esta dirección, la organización política de la República, en el marco de la Constitución Nacional de 1999, concibe al territorio nacional dividido en el de los estados, el del Distrito Capital, el de las dependencias federales y el de los territorios federales, a los que hoy se les agrega el Distrito del Alto Apure y el Área Metropolitana de Caracas. Las dependencias federales son las islas marítimas no integradas en el territorio de un estado, así como las islas que se formen o aparezcan en el mar territorial o en el que cubra la plataforma continental. Su régimen y administración estarán señalados en la ley.

Estas entidades territoriales, como unidades de la organización política y administrativa de la República, han venido cumpliendo un papel relevante por su contribución al desarrollo integral del país, a través de una actuación coherente, inserta en los planes municipales, regionales y nacionales de desarrollo, bajo el propósito común de satisfacer las necesidades y expectativas de las ciudadanas y ciudadanos mediante acciones que garanticen justicia, equidad, objetividad y eficiencia.

Es con el objeto de profundizar el proceso descentralizador, por lo que se han promovido y sancionado en el ámbito jurídico, diversos instrumentos legales y sublegales, para el establecimiento de las bases de un nuevo sistema económico productivo, diversificado tanto funcionalmente como territorialmente, además de incluyente, humanista, socialista, participativo y endógeno.

Como factor clave de armonización y encuentro, para la formulación de políticas y financiamiento sostenido a las soluciones tendentes a superar los desequilibrios que todavía existen entre las diversas regiones del país, se crea, por mandato de la misma Constitución Nacional, al Consejo Federal de Gobierno.

En este orden de ideas, las entidades político territoriales, tienen un rol importante en el impulso del nuevo proceso del desarrollo territorial, a partir del uso y aprovechamiento de los recursos naturales con base a las capacidades, potencialidades y habilidades propias de la población que habita en cada territorio, conforme a sus ventajas comparativas y que permita la integración de cadenas productivas capaces de crear, fortalecer o consolidar economías locales y regionales, generar una distribución equilibrada y sostenible de las actividades productivas, las inversiones y la población en el territorio nacional.

7.3.1 Estados Federales

La República Bolivariana de Venezuela, presenta una división político territorial y administrativa conformada por 23 estados federales, entidades autónomas e iguales en lo político, con personalidad jurídica plena, y obligados a mantener la independencia, soberanía e integridad nacional, y hacer cumplir la constitución y las leyes de la República.

El gobierno y administración de cada estado, le corresponde a un Gobernador o Gobernadora. Los estados tienen las siguientes competencias exclusivas:

- Dictar su Constitución para organizar los poderes públicos, de conformidad con lo dispuesto en la Constitución Nacional
- La organización de sus Municipios y demás entidades locales y su división político territorial, conforme a la Constitución Nacional y a la ley
- La administración de sus bienes y la inversión y administración de sus recursos, incluso de los provenientes de transferencias, subvenciones o asignaciones especiales del Poder Nacional, así como de aquellos que se les asignen como participación en los tributos nacionales
- La organización, recaudación, control y administración de los ramos tributarios propios, según las disposiciones de las leyes nacionales y estadales
- El régimen y aprovechamiento de minerales no metálicos, no reservados al Poder Nacional, las salinas y ostrales y la administración de las tierras baldías en su jurisdicción, de conformidad con la ley
- La organización de la policía y la determinación de las ramas de este servicio atribuidas a la competencia municipal, conforme a la legislación nacional aplicable
- La creación, organización, recaudación, control y administración de los ramos de papel sellado, timbres y estampillas
- La creación, régimen y organización de los servicios públicos estadales
- La ejecución, conservación, administración y aprovechamiento de las vías terrestres estadales

- La conservación, administración y aprovechamiento de carreteras y autopistas nacionales, así como de puertos y aeropuertos de uso comercial, en coordinación con el Ejecutivo Nacional

- Todo lo que no corresponda, de conformidad con la Constitución, a la competencia nacional o municipal.

Sobre las materias objeto de competencias concurrentes de los estados, la Constitución prevé su regulación mediante leyes de base dictadas por el Poder Nacional, y leyes de desarrollo aprobadas por los estados. Esta legislación estará basada por los principios de la interdependencia, coordinación, cooperación, corresponsabilidad y subsidiariedad.

Igualmente, el texto fundamental sujeta la actividad administrativa que desarrollan los Órganos y Entes que conforman el Poder Público Estadal, a los principios de honestidad, participación, celeridad, eficacia, eficiencia, transparencia, rendición de cuentas, y responsabilidad en el ejercicio de la función pública.

La gestión de los gobiernos regionales para el ejercicio fiscal 2012, estará orientada a garantizar la interacción entre los entes gubernamentales y la comunidad, a los fines de fortalecer, profundizar, intensificar, y concretar acciones y la consecución de medios materiales y humanos que permitan la materialización de los planes y proyectos de inversión social y productiva en coordinación con los Consejos Estadales de Planificación y Coordinación de Políticas Públicas y consejos comunales, para lo cual se han propuesto las siguientes líneas de acción:

- Potenciar el desarrollo sustentable en sus espacios geográficos, mediante la creación de infraestructura física, sociocultural, económica, institucional y ambiental que permitan en coordinación con los otros niveles de gobierno, un crecimiento poblacional equilibrado en su territorio y por ende en el territorio nacional, a través de la diversificación y consolidación de las actividades económicas localizadas en sus áreas de influencia.

- Promover y promocionar las cadenas productivas de las empresas de orientación social, cooperativas y otras formas de asociación para potenciar las capacidades endógenas vinculadas con las actividades económicas del país.

- En atención con las directrices nacionales de desarrollo regional, impulsar la construcción de viviendas, equipamientos y suministros de servicios públicos, que permitan suplir la demanda de estos, a nivel regional.

- En coordinación con el Gobierno Nacional, establecer una administración adecuada y eficiente del espacio territorial urbano y rural, a través del ordenamiento del uso de tierras agrícolas, áreas protegidas, y áreas bajo régimen especial.

- Establecer efectivos sistemas de manejo de desechos sólidos, que le otorguen igual importancia, tanto a la recuperación y reutilización de los mismos, como a su tratamiento final, con mínimos impactos sobre el ambiente y la población.

- Contribuir con la independencia tecnológica que impulsa el Gobierno Nacional, a través del Proyecto Canaima; dirigido a los estudiantes del primer grado de formación educativa, basado en el uso de tecnologías de la información y comunicación.

- En coordinación con las políticas dictadas por el Ejecutivo Nacional, apoyar el fortalecimiento de las misiones y demás programas y proyectos sociales, a los fines de establecer e institucionalizar las bases del nuevo Estado socialista.

- Apoyar, promover y fortalecer a los Consejos Comunales, como órganos de participación con facultades de fiscalización, control de la gestión pública y administración de recursos, a los efectos de garantizar la participación protagónica de la sociedad, tanto en la toma de decisiones, como en la planificación, ejecución y control de las políticas públicas en materia relacionadas con la salud, educación, protección del ambiente, entre otras.

- Crear mecanismos efectivos de carácter financiero que les permitan a los productores el acceso al crédito para la construcción de empresas y unidades de producción social, así mismo, coordinar con las instancias de gobierno competente, la adquisición de insumos a un bajo costo.

- Impulsar los proyectos orientados al desarrollo de la ciencia y la tecnología.

- Inducir los cambios legales, administrativos y técnicos necesarios para la implementación de la Técnica de Formulación Presupuestaria por Proyectos y Acciones Centralizadas, a los fines de lograr una mejor eficiencia en el manejo y control de los recursos asignados.

7.3.1.1 Fuentes de Financiamiento

La norma constitucional en el artículo 167, determina como fuentes de ingresos de los Estados, los siguientes:

- Los procedentes de su patrimonio y de la administración de sus bienes

- Las tasas por el uso de sus bienes y servicios, multas y sanciones, y las que les sean atribuidas

- El producto de lo recaudado por concepto de venta de especies fiscales

- Los recursos que le correspondan por concepto de Situado Constitucional

- Los demás impuestos, tasas y contribuciones especiales que se les asigne por ley nacional, con el fin de promover el desarrollo de las haciendas públicas estadales

- Los recursos provenientes del Fondo de Compensación Interterritorial y de cualquier otra transferencia, subvención o asignación especial, así como aquellos que se les asigne como participación en los tributos nacionales, de conformidad con la respectiva ley.

Determinados los montos anuales de las fuentes de financiamiento, las autoridades ejecutivas de los estados, proceden de acuerdo con los lineamientos establecidos en Ley, así como de los emanados del Ejecutivo Nacional por órgano de la Oficina Nacional de Presupuesto, institución rectora del Sistema Presupuestario Público, a formular en función de su Plan Operativo Anual, elaborado en atención a las líneas estratégicas del Plan de Desarrollo Económico y Social de la Nación 2007-2013 – Primer Plan Socialista, el Proyecto de Ley de Presupuesto Anual de Ingresos y Gastos, el cual deberá ser presentado a su respectivos Consejos Legislativos para su sanción legal, en los términos y lapsos previstos en la legislación aplicable en la materia.

En el cuadro N° 7-3, se presenta en forma comparativa la distribución de los ingresos por fuentes de financiamiento de los Estados y los Distritos para el Ejercicio Fiscal 2012, con respecto al Ejercicio Fiscal 2011.

CUADRO N° 7-3
INGRESOS AUTORIZADOS PARA ESTADOS Y DISTRITOS
COMPARATIVO AÑOS 2011 - 2012
(Millones de Bolívares)

FUENTES DE FINANCIAMIENTO	LEY DE PRESUPUESTO 2011	PROYECTO DE LEY DE PRESUPUESTO 2012	VARIACIÓN ANUAL ABSOLUTA	VARIACIÓN ANUAL PORCENTUAL
Situado Constitucional	26.191,8	37.290,4	11.098,6	42,4
Fondo de Compensación Interterritorial (FCI)	4.001,7	6.024,5	2.022,8	50,5
Aportes Especiales	4.588,9	6.493,5	1.904,6	41,5
TOTAL	**34.782,4**	**49.808,4**	**15.026,0**	**43,2**

Del análisis realizado a los datos incluidos en el cuadro anterior se desprende, que los estados y los distritos percibirán por transferencias oficiales para el año 2012, la cantidad de Bs. 49.808,4 millones, conformados por el Situado Constitucional, Fondo de Compensación Interterritorial y Aportes Especiales. De este monto la cantidad de Bs. 6.493,5 millones corresponde a los aportes especiales, discriminados como se indica a continuación: Bs. 6.017,2 millones que provienen de las transferencias del sector salud; Bs. 50,0 millones autorizados a través del Ministerio del Poder Popular para Relaciones Interiores y Justicia por concepto de subsidio de capitalidad; igualmente incluye las transferencias del Ministerio del Poder Popular de Planificación y Finanzas para el Distrito Capital por Bs. 346,3 millones destinadas al pago de pensiones y jubilaciones y Bs. 80,0 millones por subsidio de Régimen Especial del Distrito Alto Apure.

En términos comparativos, se observa un incremento consolidado de 43,2 por ciento en el monto asignado a los estados y distritos, respecto al ejercicio fiscal 2011, el cual impactará positivamente en las respectivas regiones.

A continuación, en el gráfico N° 7-3, se representan las transferencias oficiales autorizadas por concepto de: Situado Constitucional, Fondo de Compensación Interterritorial y aportes especiales para los estados y distritos para el ejercicio fiscal 2012.

Gráfico Nº 7-3
Ingresos Autorizados para Estados y Distritos
Por Fuentes de Financiamiento
(Millones de Bolívares)


6.493,5
13%
6.024,5
12%
37.290,4
75%
Situado Constitucional
Fondo de Compensación Interterritorial (IVA + LAEE)
Aportes Especiales

El comportamiento que revelan estas fuentes de ingresos (Situado, FCI y aportes especiales), en los estados, demuestra por una parte, el peso que sobre el financiamiento integral de las entidades político territoriales registra el Situado Constitucional, y por otra, que si bien es cierto que ellas disponen de potestades tributarias para generar otros ingresos, en ningún caso podrán alcanzar los niveles que les garantiza esta importante fuente de recurso.

7.3.1.1.1 Situado Constitucional

El Situado Constitucional es una partida equivalente a un máximo del 20,0 por ciento del total de los ingresos ordinarios estimados por el Ejecutivo Nacional, en el Proyecto de Ley de Presupuesto anual, de este porcentaje, de acuerdo con la norma constitucional, corresponde 80,0 por ciento a los estados y el Distrito Capital, y 20,0 por ciento a los municipios. El monto que corresponde a las entidades federales incluido el Distrito Capital, se distribuye de la manera siguiente: 30,0 por ciento por partes iguales y el 70,0 por ciento restante en proporción a la población de cada una de dichas entidades territoriales.

Así mismo, reseña la disposición constitucional, que en cada ejercicio fiscal, los estados destinarán a la inversión un mínimo del 50,0 por ciento del monto que les corresponde por concepto de situado. Para tal efecto, la Ley Orgánica de Descentralización, Delimitación y Transferencias de Competencias del Poder Público, en su artículo 20, define los programas y proyectos que conforman los gastos de inversión, a los cuales deben orientarse dichos recursos, en los términos siguientes:

- Programas de desarrollo agropecuario y nivel estadal y regional, los cuales comprenderán especialmente la construcción de caminos de penetración rural, de obras de riego, otras obras de aprovechamiento de aguas y saneamiento de suelos

- Programas de desarrollo educativo, cultural, científico y tecnológico, especialmente la construcción y dotación de centros educacionales, tomando en cuenta los niveles y modalidades del sistema educativo vigente, e igualmente, los programas sociales de atención a la familia y al niño en situación irregular

- Programas de salud y asistencia social, especialmente los nutricionales, la construcción y dotación de edificios médico asistenciales, la construcción de acueductos rurales, la construcción y el financiamiento de viviendas de interés social

- Programas de reordenación de las áreas urbanas y marginales

- Programas de promoción, construcción y financiamiento de obras y servicios destinados al desarrollo de la industria, especialmente a la pequeña y mediana industria y del turismo, así como la asistencia técnica y capacitación profesional del personal necesario para tales fines

- Programas de construcción y mantenimiento de vías de comunicación y servicios de transporte

- Programas para la conservación, mantenimiento, reconstrucción y reposición de las edificaciones e instalaciones públicas

- Programas de conservación del ambiente y de los recursos naturales

En el cuadro N° 7-4 se muestra la distribución por Entidad Federal, del situado así como el porcentaje comparativo de incremento con relación a los años 2011 y 2012:

CUADRO N° 7-4
ENTIDADES FEDERALES Y DISTRITO CAPITAL
COMPARATIVO SITUADO CONSTITUCIONAL AÑOS 2011-2012
(Millones de Bolívares)

ESTADOS	LEY DE PRESUPUESTO 2011	PROYECTO DE LEY DE PRESUPUESTO 2012	VARIACIÓN ANUAL PORCENTUAL
Distrito Capital	1.645,2	2.323,7	41,2
Amazonas	424,4	607,5	43,1
Anzoátegui	1.327,0	1.870,0	40,9
Apure	650,6	933,7	43,5
Aragua	1.430,6	2.030,9	42,0
Barinas	843,0	1.202,2	42,6
Bolívar	1.369,2	1.937,8	41,5
Carabobo	1.803,9	2.573,6	42,7
Cojedes	529,8	756,2	42,7
Delta Amacuro	431,7	615,8	42,6
Falcón	933,2	1.328,8	42,4
Guárico	826,2	1.183,5	43,2
Lara	1.528,9	2.168,2	41,8
Mérida	892,5	1.277,5	43,1
Miranda	2.232,5	3.161,6	41,6
Monagas	910,2	1.295,6	42,3
Nueva Esparta	623,0	877,4	40,8

CUADRO N° 7-4
ENTIDADES FEDERALES Y DISTRITO CAPITAL
COMPARATIVO SITUADO CONSTITUCIONAL AÑOS 2011-2012
(Millones de Bolívares)

ESTADOS	LEY DE PRESUPUESTO 2011	PROYECTO DE LEY DE PRESUPUESTO 2012	VARIACIÓN ANUAL PORCENTUAL
Portuguesa	911,8	1.309,4	43,6
Sucre	934,8	1.336,9	43,0
Táchira	1.117,2	1.594,8	42,7
Trujillo	803,9	1.151,1	43,2
Yaracuy	728,9	1.044,9	43,4
Zulia	2.750,5	3.938,1	43,2
Vargas	542,8	771,2	42,1
TOTAL	**26.191,8**	**37.290,4**	**42,4**

Para el ejercicio fiscal 2012, en el Proyecto de Presupuesto Nacional se estableció para los estados la cantidad de Bs. 37.290,4 millones por concepto de Situado Constitucional. Esta asignación registra un incremento del 42,4 por ciento con relación al situado de 2011, lo que evidencia el resultado del esfuerzo realizado por el Ejecutivo Nacional para fortalecer los ingresos fiscales de origen petrolero y no petrolero, y por otra, el apoyo irrestricto que el Gobierno Nacional ofrece a la gestión y participación de los gobiernos subnacionales, en lograr mayores y mejores niveles de desarrollo, tal como se demuestra en el gráfico N° 7-4.

Gráfico N° 7-4
Aportes de Ley por Situado Constitucional para Entidades Federales y el Distrito Capital
(Millones de Bolívares)
Comparativo Años 2011 - 2012


Millones de Bolívares
40.000
30.000
20.000
10.000
0
42,4%
26.191,8
37.290,4
Año 2011
Año 2012

En el gráfico que precede se puede observar al igual que en el cuadro N° 7-4, el crecimiento interanual y sustantivo del 42,4 por ciento que registra el Situado Constitucional autorizado tanto en la Ley de Presupuesto de 2011, como en el Proyecto de Ley de Presupuesto de 2012; ello denota que las entidades político territoriales del país contarán con mayores ingresos para el cumplimiento de sus obligaciones constitucionales y legales a favor de las comunidades que hacen vida en las jurisdicciones de cada una de ellas.

Un aspecto a resaltar de la contribución que realiza el Gobierno Nacional en beneficio de las entidades federales es el que proviene de los excedentes de ingresos ordinarios que se producen como resultado de la aplicación de acertadas políticas públicas en cuanto al manejo del mercado interno y externo, que se traduce, en una mejor y más sólida política petrolera, así como en el crecimiento de la renta interna derivada del desenvolvimiento de la actividad económica. Esto ha significado que por encima de las asignaciones autorizadas en las Leyes Anuales de Presupuesto, se han otorgado vía crédito adicionales, cantidades importantes de recursos con los cuales las entidades federales pueden cumplir a cabalidad los compromisos que le son inherentes a su gestión.

En este sentido, tal como se refleja en el cuadro y gráfico N° 7-5, la asignación presupuestaria por Situado Constitucional a los estados y al Distrito Capital durante el año 2011, prevista en la cantidad de Bs. 26.191,8 millones se incrementó por la vía de los ingresos ordinarios excedentarios en un monto de Bs. 5.725,6 millones, recursos con los cuales las asignaciones autorizadas y percibidas por estos hasta el 22 de septiembre del presente año se ubican en la cantidad de Bs. 31.917,4 millones. Cabe destacar, que aún cuando esta cifra representa un corte previo al cierre del ejercicio fiscal 2011, la asignación de Bs. 37.290,4 millones para el año fiscal 2012, por este concepto refleja un incremento del 16,8 por ciento.

CUADRO N° 7-5
INGRESOS ACORDADOS A LOS ESTADOS Y EL DISTRITO CAPITAL POR SITUADO CONSTITUCIONAL
COMPARATIVO AÑOS 2011 - 2012
(Millones de Bolívares)

FUENTE DE FINANCIAMIENTO	PRESUPUESTO ACORDADO 2011	PROYECTO DE LEY DE PRESUPUESTO 2012	VARIACIÓN ANUAL ABSOLUTA	VARIACIÓN ANUAL PORCENTUAL
Situado Constitucional	31.917, 4	37.290, 4	5.373,0	16,8
TOTAL	**31.917,4**	**37.290,4**	**5.373,0**	**16,8**

Gráfico Nº 7-5
Ingresos Acordados a los Estados y el Distrito Capital
Por Situado Constitucional
(Millones de Bolívares)
Comparativo Años 2011 - 2012


Millones de Bolívares
40.000
35.000
30.000
25.000
20.000
15.000
10.000
24.861,6
26.890,6
31.917,4
37.290,4
16,8%
2009
2010
2011
2012
Años

7.3.1.1.2 Fondo de Compensación Interterritorial

Por este concepto, el Consejo Federal de Gobierno ha asignado a los estados y el Distrito Capital la cantidad de Bs. 6.024,5 millones; cuya discriminación corresponde al Consejo Federal de Gobierno, a través de la Secretaría, basándose en los parámetros establecidos en la normativa legal y técnica establecida para tales fines.

Las entidades político territoriales destinarán estos recursos, exclusivamente a gastos de inversión en proyectos formulados conforme a los lineamientos y políticas de la Comisión Central de Planificación y aprobados por la Secretaría del Consejo Federal de Gobierno; en todo caso, serán destinados al financiamiento de proyectos de infraestructura, sociales, de servicios, productivos y científicos tecnológicos, de acuerdo con los planes estadales, en concordancia con los planes de la Nación y los planes sectoriales.

7.3.1.1.3 Aportes Especiales

En este sentido, para el año 2012 se acordaron asignaciones especiales por la cantidad de Bs. 6.493,5 millones, conformados estos por la cantidad de Bs. 6.017,2 millones que provienen de las transferencias del sector salud; Bs. 50,0 millones autorizados a través del Ministerio del Poder Popular para Relaciones Interiores y Justicia por concepto de subsidio de capitalidad; igualmente incluye la transferencia del Ministerio del Poder Popular de Planificación y Finanzas para el Distrito Capital por Bs. 346,3 millones, destinados al pago de pensiones y jubilaciones y Bs. 80,0 millones por subsidio de Régimen Especial del Distrito del Alto Apure.

7.3.1.1.4 Ingresos Propios

Los estados disponen adicionalmente de una variedad de fuentes de financiamiento distintas a las transferencias y aportes asignados por el Ejecutivo Nacional, las cuales provienen, entre otros, de la administración de su patrimonio, y las que resultan del ejercicio de la potestad tributaria que le confieren las leyes nacionales y estadales, tales como: los ingresos del dominio minero; venta de papel sellado, estampilla y timbres fiscales; venta de productos de loterías, bienes y servicios; alquileres; intereses por depósitos a la vista; venta de publicaciones oficiales y formularios; concesiones de bienes y servicios. El volumen y variedad de estas fuentes propias de financiamiento dependerá de la disponibilidad de una base tributaria eficiente y de la explotación al máximo de su potencial de recaudación.

La disposición de estas fuentes de financiamiento, les permite a los estados obtener a partir de su Hacienda Pública, una mayor autonomía en el área financiera frente al nivel de dependencia que históricamente mantienen del Ejecutivo Nacional.

7.3.1.2 Orientación Sectorial del Gasto

Muchas son las clasificaciones que existen del presupuesto de gastos, dado que las mismas dependen de diversos criterios y de los propósitos que se pretendan alcanzar, siendo así la clasificación sectorial del gasto público se presenta desagregado en función de los sectores económicos y sociales del país, y persigue facilitar la coordinación entre los planes de desarrollo y el presupuesto gubernamental. No obstante, ofrece una idea básica de la orientación que el Ejecutivo Nacional desea imprimir en determinadas áreas homogéneas de la acción pública, a la vez que permite la toma de decisiones en todos los niveles de la política nacional.

La clasificación sectorial del gasto, tiene como objetivo principal suministrar información sobre la magnitud del gasto público, que realizan los estados, según los distintos sectores de la economía y al mismo tiempo evidenciar el nivel de los distintos programas que se desarrollan dentro de cada sector.

En este sentido, se han definido quince (15) sectores económicos y sociales, a través de los cuales se clasifica el gasto de las entidades federales, los cuales comprenden: Dirección Superior del Estado; Seguridad y Defensa; Agrícola; Energía, Minas y Petróleo; Industria y Comercio; Turismo y Recreación; Transporte y Comunicaciones; Educación; Cultura y Comunicación Social; Ciencia y Tecnología; Vivienda Desarrollo Urbano y Servicios Conexos; Salud; Desarrollo Social y Participación; Seguridad Social; y Gastos No Clasificados Sectorialmente. Cada uno de estos sectores responde a una orientación específica del gasto, y en tal sentido, se hará más fácil el logro de los objetivos y metas asociados a ellos, más aun, si la ejecución de sus recursos se ajusta a los principios de disciplina, calidad, optimización, productividad y eficiencia.

7.3.1.3 Política de Gastos para el Ejercicio Fiscal 2012

El proceso presupuestario de las Entidades Federales para el ejercicio fiscal 2012, se regirá de acuerdo con lo dispuesto en los artículos 62, 63 y 64 de la Ley Orgánica de la Administración Financiera del Sector Público, por las Leyes Estadales y demás leyes aplicables a la materia, ajustando su desarrollo a las disposiciones técnicas previstas en el Instructivo N° 20 "Para la Formulación de los Presupuestos de las Gobernaciones de Estado"; así como las contenidas en el Clasificador Presupuestario de Recursos y Egresos. Así mismo, será elaborada tomando en consideración el contexto de la política nacional de racionalización del gasto, aplicando los más estrictos criterios de austeridad para maximizar la eficiencia del gasto, de acuerdo con lo establecido en el Decreto 6.649 publicado en la

Gaceta Oficial de la República Bolivariana de Venezuela N° 39.146 de fecha 25/03/2009, mediante el cual se dictó el Instructivo Presidencial para la Eliminación del Gasto Suntuario o Superfluo en el Sector Público Nacional y por otra parte, la política gubernamental establecidas en las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013 Primer Plan Socialista. De igual manera, se deben tomar en consideración los siguientes lineamientos generales para la Formulación del Presupuesto de Ingresos y Gastos 2012:

- Incluir las asignaciones para financiar el gasto de personal y las pensiones y jubilaciones, a los fines de garantizar los compromisos laborales convenidos en los contratos colectivos

- Limitar la creación de cargos, suplencias y contratación de personal

- Incorporar el consumo estimado por servicio eléctrico, lo informado por la Corporación Eléctrica Nacional, S.A. (CORPOELEC). En el caso, de no contar con la información sobre el consumo para el año 2012, se registrará lo estimado por ese Despacho y no deberá ser menor a lo asignado en el Presupuesto y Modificaciones 2011. Además, prever las asignaciones para el resto de los servicios básicos

- Asegurar el suministro de insumos, servicios y mantenimiento para el normal funcionamiento de la institución

- Garantizar los aportes a los Entes adscritos para cubrir sus gastos operativos, los cuales deberán atender los lineamientos presupuestarios señalados

- Restringir al mínimo necesario, el gasto estimado de artículos de oficina, papelería, revistas y periódicos, combustibles y lubricantes, que se imputan por la partida 4.02 "Materiales, suministros y mercancías"

- Los planes, políticas, programas y proyectos de la Gobernación y sus entes deberán formularse a partir del Proyecto Nacional Simón Bolívar, Primer Plan Socialista (PPS) 2007-2013; en consecuencia, deberá vigilar y garantizar que el gasto de inversión se oriente a fortalecer el desarrollo humano, social, cultural y económico del Estado, tomando en consideración las necesidades prioritarias presentadas por las comunidades organizadas

- Garantizar los créditos presupuestarios necesarios para dar continuidad y culminación a los proyectos y obras que están en ejecución. Asimismo, deberá dar prioridad a la inversión en proyectos que representen un efecto multiplicador importante en el nivel de empleo, así como en el marco de la concepción estratégica del desarrollo endógeno, y reducir las adquisiciones o remodelaciones de inmuebles, bienes y equipos audiovisuales, vehículos automotores y obras de arte, que se adquieren por la partida 4.04 "Activos reales"

- En la estimación y determinación de la partida 4.07 "Transferencias y donaciones", esa entidad deberá garantizar los recursos correspondientes para cubrir los gastos operativos de los entes adscritos, revisar la política de otorgamiento de subsidios y ayudas a personas. En todo caso, deberá privilegiar la calidad del gasto relacionado con los programas y proyectos sociales, misiones y convenios de cooperación

- Desagregar en masculino y femenino, la información del personal contenida en los cuadros de recursos humanos, a los fines de incorporar en la formulación presupuestaria del año 2012, el enfoque sobre el reconocimiento de la equidad de género

- Incorporar los créditos presupuestarios, suficientes y necesarios para la creación y puesta en marcha de las unidades administrativas que consagra la legislación dirigida a garantizar la Protección Social, como la Ley Orgánica Sobre el Derecho de las Mujeres a una Vida Libre de Violencia, Ley de Igualdad de Oportunidades para la Mujer, Ley Orgánica de Protección del Niño, Niña y del Adolescente, Ley Orgánica del Trabajo, entre otras

- Incorporar los créditos presupuestarios, necesarios para cubrir el consumo de energía eléctrica, servicio de agua potable y saneamiento, en la Ley de Presupuesto del Estado para el año 2012

- La entidad federal en coordinación con el Ejecutivo Nacional, deberán continuar impulsando las reformas de los instrumentos normativos que hagan posible la implementación de la Técnica de Presupuesto por Proyectos, para cuyo efecto contarán con la asesoría de esta Oficina Nacional

- Formular el Proyecto de Presupuesto de dicha entidad federal para el 2012, con estricto apego a las indicaciones y formas contenidas en el Instructivo N° 20 "Para la Formulación del Presupuesto de las Gobernaciones de Estado".

7.3.2 Distrito Capital

El Distrito Capital es una entidad Político-Territorial de la República con territorio, personalidad jurídica y patrimonio propio, con un sistema de gobierno constituido por un órgano ejecutivo, ejercido por un Jefe o Jefa de Gobierno, cuya función legislativa está a cargo de la Asamblea Nacional, tal como lo establecen las disposiciones constitucionales inherentes, y la Ley Especial sobre la Organización y Régimen del Distrito Capital, sancionada y publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.156 de fecha 13/04/2009. El régimen especial otorgado a esta entidad político territorial, persigue profundizar el desarrollo armónico integral de la ciudad de Caracas, para lograr su humanización.

Entre su funciones más importantes destacan: El desarrollo y la implementación de políticas destinadas a prevenir y afrontar las calamidades públicas, desastres naturales y protección del medio ambiente, en coordinación con el Ejecutivo Nacional; la aplicación de políticas, planes, programas, proyectos y actividades destinados a coadyuvar en la organización y puesta en práctica de los servicios públicos del Distrito Capital; ejecución de obras públicas de interés social, con sujeción a las normas y procedimientos técnicos para obras de ingeniería y urbanismo establecidos por la Ley y las Ordenanzas respectivas

En este contexto, a esta entidad político-territorial le corresponde dirigir su gestión hacia el logro de los siguientes objetivos:

- Profundizar el desarrollo endógeno socialista en un ámbito local, promoviendo la constitución de unidades de producción, distribución y consumo de bienes y servicios en los cuales se establezca progresivamente el control democrático de los trabajadores y de las comunidades

- Crear dispositivos que faciliten la construcción del camino hacia una Caracas socialista, con una visión incluyente, igualitaria, solidaria y productiva

- Consolidar una nueva estructura del poder local en el marco del gobierno comunal del Distrito Capital, que sirva como herramienta dinamizadora de la sustentabilidad y sostenibilidad de la función pública y de pilar fundamental para la erradicación de la miseria y disminución de la pobreza

- Construir redes sociales activas en las distintas comunidades a objeto de que presenten proyectos, planes y propuestas, que favorezcan la calidad de vida de los habitantes de la ciudad de Caracas

- Ampliar la cobertura y eficiencia de los servicios básicos, con la construcción de sistemas de infraestructuras sostenibles

- Atender con una visión geoestratégica, el planeamiento integral y la asignación de recursos, que contribuyan al logro de los planes que en materia de ordenamiento urbano se diseñen

- Establecer en el territorio del Distrito Capital, las condiciones óptimas para implantar un sistema biodiverso, pluricultural, multiactivo y con un alto equilibrio ecológico

- Formar un individuo con valores, conocimientos y principios, que sirvan de base para la conformación de una sociedad donde prevalezca la convivencia y la armonía

- Constituir una articulación intersectorial con los distintos actores de gobierno, instituciones y fuerzas vivas que tienen competencia y convivencia en el Distrito Capital.

En atención a la necesidad de establecer los principios, bases y lineamientos que rigen su organización y funcionamiento, así como la regulación de su gestión, la Ley de creación del Distrito Capital establece un Régimen Especial, en el que el sistema de gobierno esta representada en su función ejecutiva por un Jefe o Jefa de Gobierno, en su función legislativa por la Asamblea Nacional; en su función de defensoría patrimonial por el Procurador o Procuradora General de la República, y la función contralora por la Contraloría General de la República.

El Jefe o Jefa de Gobierno como superior jerárquico ejerce la administración de los órganos y funcionarios de la Administración del Distrito Capital, además de la dirección, coordinación y control de los organismos de gobierno; su nombramiento y remoción corresponde al Presidente o Presidenta de la República.

Las competencias asignadas a esta entidad político-territorial, se encuentran definidas en el artículo 6 de su Ley de creación, entre las cuales se mencionan: la administración de sus bienes, inversión y administración de sus recursos, incluidos los provenientes de transferencias, subvenciones o asignaciones especiales; promoción y organización de las comunas y del gobierno comunal; definición conjuntamente con el Ejecutivo de las políticas, planes y creación de programas destinados a coadyuvar en la organización y puesta en práctica de los servicios públicos; rescate de los espacios públicos y promoción de la cultura y toda las demás manifestaciones que contribuyan al fortalecimiento de la identidad caraqueña; coordinación y desarrollo de políticas, planes, proyectos y acciones con los Órganos y Entes competentes, en materia de: seguridad pública, protección civil, atención y protección de la familia en situaciones de riesgo, violencia o vulnerabilidad social o jurídica, entre otras.

El ejercicio de estas atribuciones por parte de los Órganos del Poder Público Distrital, propiciarán los espacios y condiciones necesarias y suficientes para que el pueblo del Municipio Libertador, conjuntamente con sus autoridades, definan y desarrollen los planes, programas y proyectos que en materia de políticas públicas decidan realizar, los cuales se ejecutaran con base a los principios insoslayables de justicia social, corresponsabilidad, concurrencia, eficiencia, efectividad, honestidad, transparencia, responsabilidad, solidaridad y rendición de cuentas.

7.3.2.1 Fuentes de Financiamiento

Para el cumplimiento de los objetivos y metas establecidos en su Plan Operativo Anual para el año 2012, en el marco de las líneas estratégicas del Plan de Desarrollo Económico y Social de la Nación 2007-2013, Primer Plan Socialista, el Distrito Capital dispone por su Ley Especial de creación de las siguientes fuentes de financiamiento:

- Los recursos que le correspondan por concepto de Subsidio de Capitalidad, de acuerdo a la Ley de Presupuesto y el correspondiente al Situado Constitucional, tal y como lo expresa la Constitución de la República
- El producto de las multas y sanciones pecuniarias impuestas por sus autoridades, así como las que se impongan a su favor por disposición de la Ley
- El producto de su patrimonio, de la administración de sus bienes y los servicios que preste
- Las tasas por el uso de sus bienes y servicios
- Los recursos provenientes de asignaciones económicas especiales y la Ley en materia de Asignaciones Económicas Especiales
- Los dividendos e intereses de cualquier naturaleza que correspondan al Distrito Capital por su inversión o aporte al capital de empresas de cualquier género, constituidas para la satisfacción de las necesidades públicas de competencia capital
- El producto de lo recaudado por concepto de venta de especies fiscales
- Los impuestos, tasas y contribuciones especiales que sean asignados por esta ley y por otras leyes nacionales
- Los bienes que se donaren o legaren a favor del Distrito Capital
- Los recursos administrados por el Fondo de Compensación Interterritorial que le correspondan según los criterios de distribución establecidos en la Ley
- Los recursos provenientes de cualquier otra transferencia o subvención, así como los que le sean asignados como participación en los tributos nacionales de conformidad con la Ley
- Los aportes especiales que le acuerden organismos gubernamentales nacionales o entes intergubernamentales
- El producto de cualquier otro recurso ordinario o extraordinario que legalmente le corresponda.

El Presupuesto del Distrito Capital se establecerá en la Ley de Presupuesto Nacional Anual, siguiendo las directrices del Plan de Desarrollo Económico y Social de la Nación, en concordancia con los intereses del Pueblo del Distrito Capital. A tal efecto, la legislación establece para el Distrito Capital y sus entes descentralizados, la aplicación del régimen presupuestario establecido para la Administración Pública Nacional; y en consecuencia, lo establecido en el Reglamento Nº 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario para los Órganos de la República, a los fines de la formulación, clasificadores, ejecución y modificaciones a su presupuesto.

Del monto total presupuestado para el año 2012, por la cantidad de Bs. 3.213,5 millones, corresponden al Situado Constitucional Bs. 2.323,7 millones, mientras que por Ingresos Propios se espera recibir Bs. 493,5 millones, además Bs. 396,3 millones, que provienen de la asignación por subsidio de capitalidad en la cantidad de Bs. 50,0 millones y Bs. 346,3 millones que fueron asignados para los pensionados y jubilados adscritos a ese órgano territorial, no se incluyen los recursos que percibirá con cargo al Fondo de Compensación Interterritorial, los cuales le serán informados por la Secretaría del Consejo Federal de Gobierno una vez que la Plenaria de ese órgano constitucional, los apruebe.

Las transferencias y donaciones asignadas por el Distrito Capital a sus entes adscritos ascienden a la cantidad de Bs. 884,3 millones, distribuidos de la forma siguiente: Fundación Banda Marcial de Caracas Bs. 7,0 millones; Fundación para el Desarrollo Endógeno Comunal Agroalimentario (Fundeca Yerba Caracas) Bs. 88,0 millones; Fundación Vivienda Distrito Metropolitano de Caracas (Funvi DMC) Bs. 124,0 millones; Fundación para los Niños, Niñas y Adolescentes del Distrito Capital Bs. 30,0 millones; Cuerpo de Bomberos del Gobierno del Distrito Capital Bs. 340,0 millones; Corporación de Servicios del Distrito Capital S.A. Bs. 273,5 millones y al Servicio de Administración Tributaria del Distrito Capital (SAT-DC) Bs. 21,8 millones.

7.3.2.2 Política de Gastos para el Ejercicio Fiscal 2012

En la búsqueda de una sociedad justa basada en la inclusión, y con el objetivo de profundizar el crecimiento armónico e integral de la ciudad de Caracas para lograr la mayor suma de humanización posible, el Gobierno del Distrito Capital, ha venido formulando y ejecutando políticas públicas orientadas a la reconstrucción y desarrollo integral de la ciudad capital.

En este sentido, ha orientado sus esfuerzos a garantizar que el crecimiento económico tenga como fin el incremento del índice de desarrollo humano en su área de influencia, mediante el desarrollo de políticas, planes, programas y proyectos, que permitan seguir avanzando en la disminución de la pobreza y la desigualdad social, de manera de fortalecer el perfil competitivo de la Región Capital, para hacer de ella un polo de atracción de inversiones productivas.

En este contexto, viene ejecutando, en coordinación con los distintos órganos y entes de los poderes públicos nacionales, municipales y comunales, acciones y proyectos enmarcados en los siete ejes principales considerados estratégicos y orientados hacia áreas que son fundamentales y que permitirán mejorar la calidad de vida de los habitantes de la ciudad de Caracas.

Dentro de las acciones en ejecución se destacan las dirigidas a avanzar en la conformación de las comunas como pilar fundamental para la erradicación de la miseria y disminución de la pobreza; al desarrollo de los programas de atención a los adultos de la tercera edad a través de las casas hogares; a lograr la inclusión social de las personas con discapacidad para que las mismas sean insertadas en el sector laboral, elevando así su calidad de vida; al fortalecimiento y consolidación de los programas de atención y rescate dirigidos a los jóvenes en los barrios, con la finalidad de incorporarlos al proceso educativo-productivo; a los programas de prevención en materia de salud pública; a la consolidación del potencial turístico de la ciudad capital, a objeto de fortalecer la actividad socio-productiva auto sustentable.

Así mismo, viene avanzando en el fortalecimiento de la identidad caraqueña, a través de la promoción de la cultura, valores y tradiciones; al desarrollo del plan de reparaciones, mejoras y acondicionamiento de unidades educativas y sanitarias, a objeto de garantizarle a la población del Distrito Capital, los derechos a estos servicios fundamentales; a la recuperación de la capacidad operativa de los Bomberos del Distrito Capital; en el fortalecimiento de la Corporación de Servicios del Distrito Capital, a los fines de lograr la recuperación de los espacios físicos y dotarla de equipos y herramientas necesarias para elevar la capacidad de respuesta de la misma; la construcción de viviendas multifamiliares; la rehabilitación de edificaciones; la recuperación de los espacios públicos para la construcción de viviendas de interés social; la culminación del terminal urbano Río Tuy ubicado debajo de las edificaciones del Centro Simón Bolívar; en la rehabilitación de distribuidores ubicados en las autopistas de la Capital lo que se traduce en un menor congestionamiento vehicular en esas zonas; entre otras obras de infraestructura que están en ejecución y que redundarán en el bienestar social de las comunidades beneficiadas.

En este contexto la estrategia del Gobierno del Distrito Capital, seguirá enmarcada en el diseño de una serie de políticas, planes y proyectos, acordes con esta nueva etapa de construcción de la nueva sociedad, el socialismo. Para lo cual tiene previsto la ejecución de los siguientes proyectos: Fortalecimiento de la capacidad operacional de la protección civil del Distrito Capital, mediante la sensibilización y la capacitación a las comunidades organizadas en materia de gestión integral de riesgo; ordenamiento urbanístico y construcción del hábitat socialista; atención integral para la inserción social con sentido para la vida; promoción, formación y acompañamiento a las Comunas Socialistas de Caracas; publicación y divulgación de información institucional de la gestión del Gobierno del Distrito Capital; consolidación del órgano de control fiscal interno del Gobierno del Distrito Capital, y aportes y transferencias para financiar los proyectos de los Entes Descentralizados.

La formulación del referido Proyecto de Presupuesto de ese Distrito, se realizó con fundamento en las limitaciones fiscales existentes, aplicando los más estrictos criterios de austeridad para maximizar la eficiencia en el gasto, de acuerdo con lo establecido en el Decreto 6.649 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.146 del 25 de marzo de 2009, mediante el cual se dictó el Instructivo Presidencial para la Eliminación del Gasto Suntuario o Superfluo en el Sector Público Nacional; no obstante, se recomienda la consideración de los siguiente lineamientos:

- Incluir los créditos presupuestarios para financiar la recurrencia del salario mínimo, tanto de los trabajadores activos como de los pensionados y jubilados, las prestaciones sociales de antigüedad, beneficio de alimentación, incidencias salariales y los demás compromisos laborales convenidos en los contratos colectivos, para evitar insuficiencias presupuestarias en el gasto de personal.

- Evitar la creación de cargos no indispensables, contratación de personal no necesarios, suplencias, revisar la política de becas, gastos de representación, asignaciones de horas extras, así como el otorgamiento de otras retribuciones y remuneraciones, ajustando en todo caso, la administración de personal de ese Distrito a las disposiciones de la Ley del Estatuto de la Función Pública.

- Incorporar en el Proyecto de Ley de Presupuesto del Distrito Capital para el año 2012, los créditos presupuestarios necesarios y suficientes para mantener o en su defecto aperturar las cuentas de fideicomiso por prestaciones sociales, de conformidad con lo previsto en los artículos 108 y 666 de la "Ley Orgánica del Trabajo".

- Restringir al mínimo necesario, el gasto estimado de artículos de oficina, papelería, revistas y periódicos, combustibles y lubricantes, que se imputan por la partida 4.02 "Materiales, suministros y mercancías".

- Los planes, políticas, programas y proyectos de los órganos y entes del Distrito Capital deberán formularse a partir del Proyecto Nacional Simón Bolívar, Primer Plan Socialista (PPS) 2007-2013; en consecuencia, deberá vigilar y garantizar que el gasto de inversión se oriente a fortalecer el desarrollo humano, social, cultural y económico del Estado, tomando en consideración las necesidades prioritarias presentadas por las comunidades organizadas.

- Garantizar los créditos presupuestarios necesarios para dar continuidad y culminación a los proyectos y obras que están en ejecución. Asimismo, deberá dar prioridad a la inversión en proyectos que representen un efecto multiplicador importante en el nivel de empleo, así como en el marco de la concepción estratégica del desarrollo endógeno, y reducir las adquisiciones o remodelaciones de inmuebles, bienes y equipos audiovisuales, vehículos automotores y obras de arte, que se adquieren por la partida 4.04 "Activos reales".

- En la estimación y determinación de la partida 4.07: "Transferencias y donaciones", esa entidad deberá garantizar los recursos correspondientes para cubrir los gastos operativos de los entes adscritos, revisar la política de otorgamiento de subsidios y ayudas a personas. En todo caso, deberá privilegiar la calidad del gasto relacionado con los programas y proyectos sociales, misiones y convenios de cooperación.

- Desagregar en masculino y femenino, la información del personal contenida en los cuadros de recursos humanos, a los fines de incorporar en la formulación presupuestaria del año 2012, el enfoque sobre el reconocimiento de la equidad de género.

- Incorporar los créditos presupuestarios, suficientes y necesarios para la creación y puesta en marcha de las unidades administrativas que consagra la legislación dirigida a garantizar la Protección Social, como la Ley Orgánica Sobre el Derecho de las Mujeres a una Vida Libre de Violencia, Ley de Igualdad de Oportunidades para la Mujer, Ley Orgánica de Protección del Niño, Niña y del Adolescente, Ley Orgánica del Trabajo, entre otras.

7.3.3 Distrito del Alto Apure

En la Gaceta Oficial de la República Bolivariana de Venezuela Nº 37.326 de fecha 16/11/2001, la Ley Especial que Crea el Distrito del Alto Apure para establecer un régimen especial para los Municipios José Antonio Páez y Rómulo Gallegos del Estado Apure, conforme a lo establecido en el numeral 3 de la Disposición Transitoria Tercera de la Constitución Nacional, con la finalidad de que sus habitantes y gobernantes asuman la autonomía de gestión de sus respectivos intereses, en el marco protagónico de la participación ciudadana y comunitaria; y regular el ordenamiento de su régimen de gobierno, organización, funcionamiento, administración, competencias y recursos.

El Distrito del Alto Apure integra territorialmente a los Municipios José Antonio Páez y Rómulo Gallegos del Estado Apure, con los límites que tienen establecidos en la Ley de División Territorial del Estado Apure. El Distrito como los municipios que lo integran tienen personalidad jurídica y autonomía de gestión y gozan de un régimen de gobierno distrital y municipal de carácter democrático y participativo, de acuerdo al sistema de distribución de competencias y de orden fiscal, financiero y de control.

El Distrito del Alto Apure tendrá las siguientes competencias:

- Participar en la elaboración de los planes de ordenación del territorio y en los planes de carácter ambiental que incidan en el territorio del Distrito, tanto de orden general como los relativos a las áreas bajo régimen de administración especial, y velar por la ejecución de los mismos, en coordinación con las autoridades nacionales y estadales, conforme a lo dispuesto en la Ley Orgánica para la Ordenación del Territorio.

- Promover, asistir y coordinar el ejercicio de las competencias municipales establecidas en el artículo 178 de la Constitución de la República Bolivariana de Venezuela, por parte de las autoridades de los municipios que integran el Distrito del Alto Apure, en especial la ordenación urbanística, la arquitectura civil, el patrimonio histórico, el ornato público, las viviendas de interés social, el turismo local, la protección del ambiente y la cooperación con el saneamiento ambiental, el aseo urbano y domiciliario, el tratamiento de residuos, la protección y defensa civil, la seguridad ciudadana, la salubridad y la atención primaria en salud, la protección social, la educación preescolar, la cultura y los deportes, y los servicios públicos municipales.

- Promover la constitución de mancomunidades entre los municipios para la gestión, en común, de las materias de su competencia

- Desarrollar la vialidad en su jurisdicción

- Promover la prestación de los servicios de transporte público intermunicipal

- Prestar los servicios de policía distrital, y coordinar el ejercicio de las competencias en materia de policía con las autoridades de los municipios del Distrito del Alto Apure

- Desarrollar programas de asistencia técnica que permitan a los municipios integrados al Distrito del Alto Apure el cumplimiento eficiente de sus competencias

- Promover la transferencia de competencias y servicios municipales a las comunidades y grupos vecinales organizados, conforme a lo establecido en el artículo 184 de la Constitución de la República Bolivariana de Venezuela.

El Distrito del Alto Apure se organiza en un sistema de gobierno a dos niveles, el distrital y el municipal, conforme al sistema de distribución de competencias que se establece en los artículos 5 y 6 de su Ley de creación, de la siguiente manera:

- El gobierno distrital estará a cargo de un Alcalde Distrital, como órgano ejecutivo, y de un Cabildo Distrital, como órgano legislativo, con jurisdicción en todo el territorio del Distrito del Alto Apure.

- El gobierno de los municipios integrantes del Distrito del Alto Apure estará a cargo de los alcaldes y concejos municipales, conforme a lo establecido en la Constitución de la República Bolivariana de Venezuela, en la Ley Orgánica del Poder Público Municipal y en la presente Ley, con jurisdicción en sus respectivos territorios.

El Distrito del Alto Apure dispone de los siguientes ingresos:

- El producto de la administración de sus bienes

- Las tasas administrativas que se generen por el otorgamiento de licencias o autorizaciones, y las derivadas del uso o aprovechamiento de sus bienes y de la prestación de servicios

- El producto del impuesto territorial predial o rural que se establezca nacionalmente, conforme a lo dispuesto en el numeral 14 del artículo 156 y en el numeral 2 del artículo 179 de la Constitución de la República Bolivariana de Venezuela

- El producto de las multas que establezca la Alcaldía Distrital conforme a las ordenanzas

- El cincuenta por ciento del total que se le asigne al Estado Apure por concepto de la aplicación de la Ley de Asignaciones Económicas Especiales. El Ministerio del Poder Popular de Planificación y Finanzas deduce dicho porcentaje de la asignación que corresponda al Estado Apure y lo transferirá directamente al Distrito del Alto Apure, en la misma forma y oportunidad en que se realizan las transferencias a los Estados por concepto de asignaciones económicas especiales

- Un subsidio de régimen especial no menor al monto equivalente a la tercera parte del Situado Constitucional que se le asigna anualmente al Estado Apure, recursos que deben incluirse en el Proyecto de la Ley de Presupuesto Nacional. El Ministerio del Poder Popular de Planificación y Finanzas deduce este porcentaje del monto del Presupuesto Nacional y lo transferirá directamente al Distrito del Alto Apure, en la misma forma y oportunidad en que se realizan las transferencias a los estados por concepto de Situado Constitucional

- Las transferencias que reciba de los municipios que integran el Distrito del Alto Apure como consecuencia de la constitución de mancomunidades entre ellos o de la función de coordinación de actividades que realice el Distrito

- Las transferencias que le asigne el Estado Apure en cada Ejercicio Fiscal

- Los provenientes de donaciones, legados y las transferencias que reciba del Fondo Intergubernamental para la Descentralización, de acuerdo a la ley; y las demás transferencias, subsidios y subvenciones que reciba del Poder Nacional, y los demás ingresos que establezcan las leyes.

Para el Ejercicio Económico Financiero 2012, al Distrito del Alto Apure se le asignó por Subsidio de Régimen Especial, la cantidad de Bs. 80,0 millones, los cuales se destinarán a la inversión social y económica de ese Distrito. No se incluyen los recursos que percibirá con cargo al Fondo de Compensación Interritorial, los cuales le serán informados por la Secretaría del Consejo Federal de Gobierno, una vez que la Plenaria de ese órgano constitucional, los apruebe.

7.3.4 Municipios

Actualmente, la Ley Orgánica del Poder Público Municipal (Loppm), aprobada el 15/08/2009, como la Ley de Reforma Parcial de la misma, sancionada el 28/12/2010, dan respaldo legal al poder autonómico de los municipios. Ambas leyes estipulan, en el artículo N ° 2, que:

"El Municipio constituye la unidad política primaria de la organización nacional de la República, goza de personalidad jurídica y ejerce sus competencias de manera autónoma, conforme a la Constitución de la República Bolivariana de Venezuela y la ley".

La norma establece en el artículo N° 3 que:

"La autonomía es la facultad que tiene el municipio para elegir sus autoridades, gestionar las materias de su competencia, crear, recaudar e invertir sus ingresos, dictar el ordenamiento jurídico municipal, así como organizarse con la finalidad de impulsar el desarrollo social, cultural y económico sustentable de las comunidades y los fines del estado".

"Las actuaciones del Municipio incorporarán la participación protagónica del pueblo a través de las comunidades organizadas, de manera efectiva, suficiente y oportuna, en la definición y ejecución de la gestión pública y en el control y evaluación de sus resultados". De acuerdo con la Ley de Reforma Parcial de la Loppm, "además de los municipios, son entidades locales territoriales: la comuna, los distritos metropolitanos, las áreas metropolitanas, las parroquias y demarcaciones dentro del territorio del Municipio, tales como la urbanización, el barrio, la aldea y el caserío".

Los municipios pueden además crear mancomunidades. La mancomunidad es una figura asociativa constituida en forma voluntaria por dos o más municipios para la gestión de materias específicas de su competencia. Igualmente podrán acordar entre sí la creación de empresas, fundaciones, asociaciones civiles y otras figuras descentralizadas para el cumplimiento de acciones de interés local o intermunicipal. Adicionalmente, los municipios también podrán acordar con los demás entes públicos territoriales, la creación de otras figuras asociativas intergubernamentales a los fines de interés público relativos a las materias de su competencia (artículos 40, 45 y 46 de la Lopp).

Los principios y medios de participación protagónica del pueblo en la formación, ejecución y control de la gestión pública municipal están ampliamente desarrollados en la ley. Los medios de participación son, entre otros, los siguientes: 1) Cabildos abiertos, 2) Asambleas ciudadanas, 3) Consultas públicas, 4) Iniciativa popular, 5) Presupuesto participativo, 6) Control social, 7) Referendos, 8) Iniciativa legislativa, 9) Medios de comunicación alternativos, 10) Instancias de atención ciudadana, 11) Autogestión, 12) Cogestión, 13) Solicitud de rendición de cuentas de una gestión determinada, 14) Descentralización y transferencia de servicios y recursos a la comunidad, o grupo vecinal organizado legalmente constituido (todos estos derechos están contemplados en el Título VI, Capítulos I y II, tanto de la LOPPM como de la Ley de Reforma Parcial de la misma).

Así entonces, de acuerdo con la Ley de Reforma Parcial de la Loppm, las comunas vienen a sustituir a las juntas parroquiales con el propósito de dar una real promoción, impulso y desarrollo de la participación protagónica y corresponsable de los ciudadanos y ciudadanas en la gestión de las políticas públicas, para la conformación y el ejercicio del autogobierno por parte del pueblo organizado, mediante la planificación del desarrollo social y económico, la formulación de proyectos, la elaboración y ejecución del presupuesto comunal, la administración y gestión de las competencias y servicios que conforme al proceso de descentralización le sean transferidos, y la construcción de un sistema de producción, distribución y consumo de propiedad social.

La gestión y administración por parte de estas organizaciones sociales tendrán que ser tan o más eficaces y eficientes, productivas y económicas, democráticas y transparentes, que aquellas organizaciones que pretenden sustituir o complementar, porque de no ser así la reforma no tendría sentido. De igual manera, cabe advertir que el propósito de asimilar las comunas al municipios no es el de subsumirlas o someterlas a este último, sino que más bien lo será para revitalizar el municipio e imponer desde adentro, mediante prácticas democráticas, los principios y medios de participación directa del pueblo en la formación, ejecución y control de la gestión pública municipal, contemplados en la Constitución y en las leyes.

Este nivel de gobierno local, se encuentra conformado por trescientos treinta y cinco (335) municipios, los cuales como unidades políticas primarias de la organización nacional juegan un papel decisivo para alcanzar el desarrollo nacional.

El Poder Público Municipal se ejerce a través de cuatro funciones: la función ejecutiva, desarrollada por el Alcalde o Alcaldesa a quien corresponde el gobierno y la administración; la función deliberante que corresponde al Concejo Municipal, integrados por concejales y concejalas. La función de control fiscal corresponderá a la Contraloría Municipal, en los términos establecidos en la Ley y su ordenanza; y la función de planificación, que será ejercida en corresponsabilidad con el Consejo Local de Planificación Pública.

La ejecución y desarrollo de los objetivos y metas previstos en el Plan Municipal de Desarrollo, demanda la disposición de recursos financieros, los cuales se debe prever y especificar en el presupuesto anual de ingresos y gastos, aprobado como ordenanza por el Consejo Municipal, dentro de los términos y lapsos establecidos en la Loppm. Dicho presupuesto es un instrumento estratégico de planificación, administración y de gobierno local, que exige captar y asignar recursos conducentes al cumplimiento de las metas de desarrollo económico, social e institucional del Municipio, y será ejecutado con base a los principios de eficiencia, solvencia, transparencia, responsabilidad y equilibrio fiscal.

De igual modo, una condición legal, necesaria de destacar, es la que impone la Loppm en su artículo 231, de los ingresos previstos en el presupuesto municipal se destinará como mínimo, el 50,0 por ciento para ser aplicado a gastos de inversión o de formación de capital, entendiendo como gasto de inversión aquellos a los que le atribuye tal carácter la Oficina Nacional de Presupuesto (Onapre), dando preferencia en todo caso a las áreas de salud, educación, saneamiento ambiental y a los proyectos de inversión productiva que promuevan el desarrollo sustentable del Municipio. El presupuesto de inversión está dirigido al desarrollo humano, social, cultural y económico del Municipio, y se debe elaborar de acuerdo con las necesidades prioritarias presentadas por las comunidades organizadas, en concordancia con lo estimado por el alcalde o alcaldesa en el presupuesto destinado al referido sector y con los proyectos generales sobre urbanismo, infraestructura, servicios y vialidad. A tal efecto, la ONAPRE publicó en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.484 de fecha 21/07/2006, la Providencia Administrativa N° 100, mediante la cual determina que debe considerarse como Gastos de Inversión o de Formación de Capital.

7.3.4.1 Fuentes de Financiamiento

Constituyen ingresos de los municipios, de conformidad con las disposiciones constitucionales y legales los siguientes:

- Los procedentes de su patrimonio, incluido el producto de sus ejidos y bienes

- Las tasas por el uso de sus bienes o servicios; las tasas administrativas por licencias o autorizaciones; los impuestos sobre actividades económicas de industria, comercio, servicios o de índole similar, con las limitaciones establecidas en la Constitución, los impuestos sobre inmuebles urbanos, vehículos, espectáculos públicos, juegos y apuestas lícitas, propaganda y publicidad comercial; y la contribución especial por mejoras sobre plusvalías de las propiedades generadas por cambios de uso o de intensidad de aprovechamiento con que se vean favorecidas por los planes de ordenación urbanística

- El impuesto territorial rural o sobre predios rurales, la participación en la contribución por mejoras y otros ramos tributarios nacionales o estadales, conforme a las leyes de creación de dichos tributos

- Los derivados del Situado Constitucional y otras transferencias o subvenciones nacionales o estadales
- El producto de las multas y sanciones en el ámbito de sus competencias y las demás que les sean atribuidas
- Los dividendos o intereses por suscripción de capital
- Los provenientes del Fondo de Compensación Interterritorial
- El producto del precio de ventas de los ejidos y demás bienes muebles e inmuebles municipales
- Los bienes que se donaren o legaren a su favor
- Las contribuciones especiales
- Los aportes especiales que le acuerden organismos nacionales o estadales
- El producto de los empréstitos y demás operaciones de crédito público contratados, de conformidad con la ley.

Para el ejercicio económico financiero 2012, las entidades municipales, contarán con recursos por transferencia de asignaciones legales, por la cantidad de Bs. 13.774,8 millones, de los cuales 9.322,6 millones provienen del situado municipal, y Bs. 4.452,2 millones del Fondo de Compensación Interterritorial; más los ingresos propios que generen, en aplicación de las atribuciones que en materia de ingresos fiscales les autorice la ley.

7.3.4.1.1 Situado Constitucional Municipal

El Situado Constitucional es el ingreso que le corresponde a los municipios en cada ejercicio fiscal, de conformidad con lo dispuesto en el numeral 4 del artículo 167 de la Constitución de la República Bolivariana de Venezuela, el cual comprende:

- Una cantidad no menor al veinte por ciento de la correspondiente al respectivo estado en el presupuesto de los ingresos ordinarios del Fisco Nacional
- Una participación no menor del veinte por ciento de los demás ingresos del mismo estado
- La distribución del situado entre los municipios de cada estado se hará conforme a los siguientes parámetros: cuarenta y cinco por ciento en partes iguales, cincuenta por ciento en proporción a la población de los municipios y cinco por ciento en proporción a su extensión territorial.

Para el ejercicio 2012, las entidades locales contarán con recursos provenientes de esta fuente de financiamiento, por el orden de Bs. 9.322,6 millones.

7.3.4.1.2 Fondo de Compensación Interterritorial

Con el fin de promover un desarrollo equilibrado, eficiente, racional y justo de las localidades, le corresponde a los Municipios orientar los recursos provenientes de este Fondo al financiamiento de proyectos en las áreas de infraestructura, sociales, de servicios, productivos y científicos tecnológicos, presentados por estas entidades, de acuerdo a los planes de desarrollo municipales y estadales, en concordancia con los planes de la nación.

En atención a lo establecido el en artículo 36 numeral 2, del Reglamento de la Ley Orgánica del Consejo Federal de Gobierno, el apartado especial de este Fondo para los Municipios para el año 2012, alcanza la cantidad de Bs. 4.452,2 millones.

La asignación anual de recursos con cargo a dicho Fondo, deberá ser aprobada en plenaria, respondiendo a los requerimientos de las entidades municipales, con base a los proyectos estructurantes contemplados en el Plan de Desarrollo Económico y Social de la Nación y en el Plan Regional de Desarrollo. La transferencia de recursos se hará mediante la apertura de fideicomisos, previa aprobación del respectivo proyecto por parte de la Secretaría del Consejo Federal de Gobierno.

7.3.4.1.3 Ingresos Propios

- Los ingresos propios de un importante número de municipios, históricamente han sido insuficientes, debido principalmente, a la inexistencia de bienes patrimoniales y ejidos propios, que en un momento dado les puedan generar ingresos por su uso o explotación, poca actividad comercial e industrial, y en menor grado, la resistencia de los habitantes al pago de los servicios y demás impuestos; todo esto hace que los ingresos que reciben a través de la Ley de Presupuesto Nacional, es decir situado, se conviertan en su principal fuente y cuyo peso relativo en los ingresos totales, en muchos casos alcanza más del 90 por ciento; situación ésta que contribuye a que algunos municipios descuiden o abandonen sus políticas de administración tributaria, desmejorando la recaudación de sus ingresos propios.

- En contraposición, existen municipios que por tener en su jurisdicción desarrollos industriales, alta actividad comercial y de servicio, propiedades inmobiliarias, entre otros; se ven obligados a diseñar sistemas de administración tributaria eficientes que se traducen en una alta recaudación por impuestos, tasas y contribuciones especiales, constituyéndose los ingresos propios en su principal fuente de financiamiento.

- En este sentido, los ingresos propios de los municipios se derivan principalmente de los impuestos sobre las actividades económicas de industria, comercio, servicios o de índole similar, los impuestos sobre inmuebles urbanos, vehículos, espectáculos públicos, juegos y apuestas licitas, tasas, propaganda y publicidad comercial, así como la venta de bienes y servicios, ingresos de la propiedad, entre otros.

7.3.4.2 Política de Gasto para el Ejercicio Fiscal 2012

El proceso presupuestario de los municipios deberá regirse por lo dispuesto en los artículos 62 y 64 de la Ley Orgánica de la Administración Financiera del Sector Público (Loafsp), por las disposiciones de la Loppm, por las Ordenanzas Municipales y demás leyes aplicables a la materia; ajustando su desarrollo a las disposiciones técnicas previstas en el Instructivo N° 21 "Para la Formulación de los Presupuestos de los Municipios"; así como las contenidas en el Clasificador Presupuestario de Recursos y Egresos, estos dos últimos instrumentos emanados de esta Oficina Nacional. Así mismo, será elaborada tomando en consideración el contexto de la política nacional de racionalización del gasto, aplicando los más estrictos criterios de austeridad para maximizar la eficiencia del gasto, de acuerdo con lo establecido en el Decreto 6.649 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.146 del 25/03/2009, mediante el cual se dictó el Instructivo Presidencial para la Eliminación del Gasto Suntuario o Superfluo en el Sector Público Nacional y por otra parte, la política gubernamental establecidas en las Líneas Generales del Plan de Desarrollo

Económico y Social de la Nación 2007-2013 Primer Plan Socialista. De igual manera, deberá tomarse en consideración los lineamientos dictados en materia presupuestaria por la ONAPRE.

7.3.5 Área Metropolitana de Caracas

En fecha 1° de Octubre de 2009, se publicó en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.276, la Ley Especial del Régimen Municipal a Dos Niveles del Área Metropolitana de Caracas, donde expresamente se norma su funcionamiento, gobierno, administración, competencias y recursos. El Área Metropolitana de Caracas como unidad político-territorial, posee personalidad jurídica y autonomía dentro de los límites de la Constitución de la República y la Ley. Su ámbito geográfico comprende el Municipio Bolivariano Libertador del Distrito Capital y los Municipios Baruta, Chacao, El Hatillo y Sucre del Estado de Miranda.

Una vez creado el Distrito Capital y asignadas a éste las competencias, bienes y recursos que transitoriamente administraba el Distrito Metropolitano se hizo necesario, redefinir y normar al Distrito Metropolitano, ajustándolo a lo contemplado en el artículo 18 de la Constitución de la República Bolivariana de Venezuela, como una instancia municipal a dos niveles, surgiendo así la denominación de Área Metropolitana en virtud de sus características especiales, mediante el cual se establece que el régimen del gobierno metropolitano, es una instancia municipal de planificación y coordinación de gestión de políticas públicas vinculadas a las competencias que le asigne la Ley, cuyas acciones están orientadas a mejorar la calidad de vida de los ciudadanos, en concordancia directa con los municipios que lo integran.

Con el surgimiento de esta entidad político - territorial, y la ejecución de sus políticas, se espera la consecución de los siguientes objetivos:

- Alcanzar el progreso armónico e integral del Área Metropolitana de Caracas
- Lograr la coordinación y armonización de los diversos planes de desarrollos de los distintos municipios que lo integran
- Garantizar que el gasto de inversión este dirigido primordialmente a programas del área social
- Promover y facilitar la creación de los medios de participación protagónica del pueblo, en la gestión pública metropolitana.

El Área Metropolitana de Caracas, se organiza en un sistema de gobierno municipal a dos niveles:

- El nivel metropolitano, formado por un órgano ejecutivo y un órgano legislativo, cuya jurisdicción comprende la totalidad territorial metropolitana
- El nivel municipal, formado por un órgano ejecutivo y un órgano legislativo en cada municipio integrante del Área Metropolitana de Caracas, con jurisdicción municipal.
- El gobierno y administración del Área Metropolitana de Caracas corresponde al Alcalde Metropolitano o Alcaldesa Metropolitana, electo o electa por votación popular donde participan todo los electores o electoras inscritos o inscritas en el registro electoral y residentes en la circunscripción electorales que integran los municipios del Área Metropolitana de Caracas. La función legislativa corresponde al Cabildo Metropolitano, el

cual quedará integrado por los concejales municipales, electos o electas por votación popular en la oportunidad y en el número, determinados por la legislación electoral aplicable; en cuanto al control, vigilancia y fiscalización de los ingresos, gastos y bienes será llevado a cabo por la Contraloría Metropolitana a cargo de un Contralor o Contralora designado o designada de conformidad con lo dispuesto en la Constitución de la República y en las leyes que apliquen.

Las competencias asignadas a esta instancia metropolitana, están establecidas en el artículo 5 de su ley, las cuales apuntan fundamentalmente a la planificación y coordinación, entre otras, de las siguientes materias: ordenación urbana y urbanística; protección y saneamiento del ambiente; contribución con las administraciones de los gobiernos municipales que integran el Área Metropolitana de Caracas en la gestión tributaria con el propósito de garantizar su cumplimiento y demás deberes formales; transferencias de competencias y servicios municipales a las comunidades y grupos vecinales organizados.

7.3.5.1 Fuentes de Financiamiento

Para el cumplimiento de los objetivos y metas establecidos en su Plan Operativo Anual, para el año 2012, el Área Metropolitana de Caracas, contará con los siguientes ingresos:

- La transferencia por concepto de un aporte financiero, en cada ejercicio fiscal, que hará la Gobernación de Miranda por un monto equivalente que oscile entre 2,5 por ciento hasta el 7,0 por ciento de su Situado Constitucional anual. Esta cifra le es suministrada por la referida Gobernación

- La transferencia por concepto del aporte financiero, que le hará el Gobierno del Distrito Capital por un monto de Bs. 11,6 millones equivalente al 0,5 por ciento de su Situado Constitucional anual

- El 10,0 por ciento de la cuota de participación en el situado que corresponde a cada uno de los municipios que integren el Área Metropolitana de Caracas. Este monto representa la suma de Bs. 79,6 millones, de los cuales Bs. 58,1 millones provendrán del Municipio Bolivariano Libertador: Bs. 5,9 millones del Municipio Baruta; Bs. 2,6 millones del Municipio Chacao, Bs. 2,7 millones del Municipio el Hatillo y Bs. 10,3 millones del Municipio Sucre

- El aporte financiero de los municipios integrados en el Área Metropolitana de Caracas, en proporción equivalente al 10,0 por ciento del ingreso propio efectivamente recaudado por cada uno en el ejercicio fiscal vigente. Esta cifra le es suministrada por cada uno de los Municipios que la integran

- Los demás que genere producto de su propia gestión.

7.3.5.2 Política del Gasto para el Ejercicio Fiscal 2012

En atención a las políticas que en materia de desarrollo, planificación y presupuesto dicten los entes competentes, la Alcaldía del Área Metropolitana de Caracas, formulará su Proyecto de Ordenanza de Ingresos y Gastos para el año 2012 atendiendo los siguientes lineamientos estratégicos:

- Sus objetivos generales y específicos, así como sus metas, promoverán y priorizarán la inversión en la formación del capital humano y social, estudios técnicos, investigaciones, asistencia técnica, manejo, uso y distribución de información; el área de influencia de sus objetivos y metas debe impactar por lo menos en dos municipios ubicados en el Área Metropolitana de Caracas.

- Los programas y proyectos deben asociar y coordinar recursos, capacidades y destrezas de organizaciones públicas ó privadas que se encuentren ubicadas en diferentes municipios del Área Metropolitana de Caracas.

- Los programas y proyectos deben estar orientados a construir una ciudad en la que se mejore la calidad de vida de la población con mayor y mejor movilidad, donde predominen los criterios de protección y promoción del ambiente, que ofrezca posibilidades de desarrollo de las familias protegiéndolas de la violencia y promoviendo el uso de espacios públicos dignos, a fin de lograr una ciudad cuya construcción sea producto de un proceso de participación ciudadana, con los gobiernos locales trabajando coordinadamente entre sí y con los niveles regionales y nacionales.

- Los programas y proyectos deben estar orientados a desarrollar instrumentos que permitan concretar acciones de planificación y coordinación entre los gobiernos locales para enfrentar los problemas de carácter metropolitano, especialmente en las áreas de ambiente, urbanismo y participación ciudadana; a estimular y establecer alianzas y sinergias entre instituciones públicas y privadas con criterio de corresponsabilidad social, que permitan la acción de la autoridad metropolitana con los limitados recursos que le otorga el marco legal, a promover la cooperación técnica nacional e internacional en el ámbito público metropolitano, optimizando el uso de los recursos de esa cooperación; a promover la capacitación de los funcionarios locales y de la ciudadanía para mejorar las respuestas de las autoridades y de los ciudadanos organizados ante los problemas ambientales, de movilidad y seguridad.

7.4 Entes Regionales

En atención al supremo compromiso y voluntad de lograr la mayor eficacia política y calidad revolucionaria en la construcción del socialismo y refundación de la patria, el Ejecutivo Nacional realizó cambios organizativos, al adscribir las Corporaciones Regionales de Desarrollo a la Vicepresidencia de la República (con excepción de la Corporación Venezolana de Guayana), esta medida busca conjugar bajo una misma visión estratégica y de forma coherente, un sistema de planificación que conducirá necesariamente a optimizar y acometer con eficiencia los proyectos y planes que se vayan a realizar en todo los niveles de gobierno, a los fines de alcanzar con éxito un desarrollo territorial desconcentrado; en apego a los lineamientos estratégicos definidos en las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista (PPS) 2007-2013, y en correspondencia con el Plan Operativo Anual Nacional 2012.

Las Corporaciones Regionales de Desarrollo deben aprovechar sus potencialidades y reforzar aquellas acciones que les permita generar estrategias para mejorar su principal función de asistencia técnica y capacitación al sector productivo; al fortalecimiento de los Consejos Estadales de Planificación y Coordinación de Políticas Públicas, de los Consejos Locales de Planificación Pública; a las misiones sociales; a la pequeña y mediana industria, al sector cooperativo y de nuevos emprendedores; al sector turístico y en general con cualquier sector u organización que contribuya al desarrollo territorial de las regiones, y de manera especial las acciones que promoverá el Consejo Federal de Gobierno en beneficio del Desarrollo Territorial Desconcentrado.

De esta forma, se adapta en perfecta armonía con lo dispuesto en el artículo 33 del Reglamento de la Ley Orgánica del Concejo Federal de Gobierno, reformado mediante Decreto N° 8.146 de fecha 12/04/2011 publicado en la Gaceta Oficial de la República

Bolivariana de Venezuela N° 39.655 de fecha 13/04/2011, a través del cual, se les asigna a las Corporaciones de Desarrollo Regional, el rol de Oficinas Técnicas Regionales (OTR), en apoyo a los lineamientos de la Secretaría del Consejo Federal de Gobierno, con el objetivo de recibir y evaluar los proyectos que presenten las entidades político territoriales y las organizaciones de base del Poder Popular, para ser financiados con recursos del Fondo de Compensación Interterritorial (FCI), sin menoscabo de las funciones atribuidas en sus instrumentos de creación, en aplicación del principio constitucional de colaboración de los órganos y entes que conforman la administración pública, esto en función de la capacidad técnica, información disponible y personal calificado, existentes en estas instituciones.

En atención a esta nueva atribución, corresponde a las Oficinas Técnicas Regionales (OTR) las siguientes funciones:

- Aplicar el baremo tecno político a los planes de inversión y a los proyectos asociados consignados, por las Entidades Político Territoriales y las organizaciones del Poder Popular, a fin de validar su correspondencia con los criterios fijados por la Secretaría del Consejo Federal de Gobierno

- Revisar técnica y financieramente los planes de inversión y los proyectos consignados de manera desconcentrada por las Entidades Político Territoriales y las organizaciones del Poder Popular de su ámbito de influencia

- Preparar los informes a la Comisión Técnica de Evaluación (CTE) con las recomendaciones correspondientes derivadas de la revisión de los planes de inversión y los proyectos

- Dar seguimiento y control a la ejecución física y financiera de los planes de inversión y proyectos en marcha aprobados por la Secretaría del Consejo Federal de Gobierno

- Coordinar las actividades de las Unidades Receptoras Estadales (URE)

- Apoyar técnicamente a los Distritos Motores de Desarrollo

- Cumplir los demás mandatos de la Secretaría del Consejo Federal de Gobierno.

Las Oficinas Técnicas Regionales (OTR), serán instaladas como espacios funcionales regionales para la administración del Fondo de Compensación Interterritorial (FCI) en nueve regiones del país, como sigue:

- Región Occidental 1, la cual agrupa los estados Falcón y Zulia

- Región Occidental 2, la cual agrupa los estados andinos Mérida, Táchira y Trujillo

- Región Centro-Occidental, la cual agrupa los estados Lara y Yaracuy

- Región Llanos 1, la cual agrupa los estados Apure y Guárico

- Región Llanos 2, la cual agrupa los estados Barinas, Cojedes y Portuguesa

- Región Oriental, la cual agrupa los estados Anzoátegui, Monagas, Nueva Esparta y Sucre

- Región Sur, la cual agrupa los estados Amazonas, Bolívar y Delta Amacuro

- Región Central 1, la cual agrupa los estados Aragua y Carabobo.
- Región Central 2, la cual agrupa los estados Miranda, Vargas y Distritito Capital

Igualmente le corresponde a las OTR, aplicar los mecanismos de evaluación y control de los proyectos financiados por el Fondo de Compensación Interterritorial, a través de un cuerpo de Inspectores, los cuales estarán adscritos a estas oficinas regionales.

Atendiendo al ensamblaje de los planes comunitarios y comunales con planes locales, éstos con los planes municipales, éstos con los planes estadales, éstos con los planes regionales y finalmente, éstos con los planes nacionales, le corresponde a las Oficinas Técnicas Regionales (OTR), recopilar las propuestas de articulación de los planes y proyectos ensamblados a la luz del Sistema de Planificación Participativa Territorial.

En ejecución de una gestión y administración racional del ordenamiento territorial, para el logro de un Desarrollo Territorial Desconcentrado, que consolide el desarrollo socio - territorial, las cinco (5) Corporaciones Regionales de Desarrollo, la Fundación para el Desarrollo de la Región Centro Occidental (Fudeco), el Instituto Zuliano de Investigaciones Tecnológicas (Inzit-cicasi), y Veintidós (22) Fundaciones para el Desarrollo de la Ciencia y la Tecnología (Fundacites), que constituyen el conglomerado de entes regionales, las cuales elaboraran sus planes y programas enmarcados dentro de esta nueva estrategia para alcanzar con énfasis la elevación del nivel de vida de la sociedad venezolana, el mejoramiento de la gestión pública, y el impulso y propagación de los medios de participación para que las distintas fuerzas sociales, actúen en el diseño y ejecución de recursos y políticas públicas, incluidas las políticas nacionales en materia de ciencia, tecnología e innovación.

7.4.1 Corporaciones Regionales de Desarrollo

Desde la visión geoestratégica del ordenamiento socio - territorial, sustentada en el desarrollo y explotación de los Ejes Norte-Costero, Orinoco-Apure, Occidental, Oriental, y el Norte-Llanero, las Corporaciones como Entes dinamizadores del crecimiento económico y social en las regiones, prevén lograr la profundización de la participación ciudadana en el desarrollo y explotación del amplio potencial regional de recursos petrolíferos, hídricos, mineros, gasíferos, forestales, turísticos y agroindustriales, basadas en patrones de equidad y justicia social. Igualmente, las Corporaciones juegan un papel relevante por el impulso y desarrollo que brindan a las cadenas agro-productivas y socio-productivas regionales.

A continuación se presentan las líneas de acción que desarrollará cada institución:

- **Corporación de Desarrollo de la Región de los Llanos (Corpollanos)**

  Corpollanos, orienta su política institucional a continuar promoviendo el desarrollo integral de la región central, mediante la planificación, promoción y coordinación de un desarrollo armónico sustentable. Su objetivo principal inicial se orientó hacia la promoción del desarrollo armónico, endógeno, integral, sustentable y sostenido, a los fines de impulsar el desarrollo de la Región Los Llanos. Actualmente cumple el rol de Oficina Técnica Regional del Fondo de Compensación Interterritorial del Consejo Federal de Gobierno (CFG), de acuerdo a lo establecido por el Reglamento de la Ley Orgánica del Consejo Federal de Gobierno, recientemente reformado mediante Decreto N° 8.146 de fecha 12/04/2011, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.655 de fecha 13/04/2011, y en ese sentido, su ámbito de acción se extiende ahora a la Región Llano 1 y Llano 2, las cuales agrupan, la primera, a los estados Apure y Guárico, y la segunda, a los estados Barinas, Cojedes y Portuguesa.

En materia de Inversión, para el Ejercicio Fiscal 2012 Corpollanos, a objeto de promover el crecimiento de la región de los Llanos 1 y 2, y con ello fortalecer el desarrollo endógeno y equilibrado como una forma de contribuir a la transformación social, cultural y económica que la región requiere, estima ejecutarán los proyectos siguientes:

- Fortalecimiento de Corpollanos, en su condición de base asiento regional del Fondo de Compensación Interterritorial/CFG FASE II.
- Apoyo al Desarrollo Integral Indígena.
- Propuesta Programática de Capacitación, Asesoría y Asistencia Técnica de Corpollanos, Fase V.
- Módulo Programático para la Gestión Corporativa de las Líneas de acción de la Oficina Técnica Regional de la Región de los Llanos 1.
- Módulo Programático para la Gestión Corporativa de las Líneas de acción de la Oficina Técnica Regional de la Región de los Llanos 2.
- Fortalecimiento y apoyo a las comunas y demás instancias de participación popular. Fase II.

Asimismo, se propone dar respuesta a las demandas regionales; a través de la promoción de inversión y el apoyo de la gestión pública, prestando servicios de: Apoyo la participación equilibrada de productores, poder popular y del estado en la toma de decisiones, la gestión económica y la distribución de excedentes; Estableciendo espacios de concertación que fortalezcan el poder comunal; promover el desarrollo equilibrado y sostenido de la región; impulsar áreas de inversión estratégica; propiciando la coherencia organizativa, funcional, procedimental y sistémica de los órganos públicos; salvaguardando y socializando el patrimonio cultural; coordinando la acción del estado para el desarrollo regional y local; y dinamizar las regiones en base a complementariedades y articulación de espacios productivos.

- **Corporación de Desarrollo de la Región Central (Corpocentro)**

Corpocentro, orienta su política institucional a continuar promoviendo el desarrollo integral de la región central, mediante la planificación, promoción y coordinación de un desarrollo armónico sustentable. Su objetivo principal inicial se orientó hacia la promoción del desarrollo armónico, endógeno, integral y sostenido, a los fines de impulsar el desarrollo de la Región Central. Actualmente cumple el rol de Oficina Técnica Regional del Fondo de Compensación Interterritorial del Consejo Federal de Gobierno (CFG), de acuerdo a lo establecido por el Reglamento de la Ley Orgánica del Consejo Federal de Gobierno, recientemente reformado mediante Decreto N° 8.146 de fecha 12/04/2011, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.655 de fecha 13/04/2011, y en ese sentido, su ámbito de acción se extiende ahora a la Región Central 1, la cual agrupa a los estados Aragua y Carabobo.

Dentro de este marco, para el ejercicio fiscal 2012, Corpocentro, se ha propuesto consolidarse como Oficina Técnica Regional Central 1 (Aragua, Carabobo), a los fines, de establecer relaciones político-territoriales con instancias de planificación del Poder Popular en la Región Central; en este sentido, demandará de una inversión en acciones centralizadas por Bs. 19,9 millones.

• Corporación de Desarrollo de la Región Zuliana (Corpozulia)

La Corporación de Desarrollo de la Región Zuliana (Corpozulia), orientará sus esfuerzos hacia la promoción del desarrollo armónico, endógeno, integral, sustentable y sostenido de la Región Zuliana. Actualmente cumple el rol de Oficina Técnica Regional del Fondo de Compensación Interterritorial del Consejo Federal de Gobierno (CFG), de acuerdo a lo establecido por el Reglamento de la Ley Orgánica del Consejo Federal de Gobierno, recientemente reformado mediante Decreto N° 8.146 de fecha 12/04/2011, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.655 de fecha 13/04/2011 de 2011, y en ese sentido, su ámbito de acción se extiende ahora a la Región Occidental, la cual agrupa los estados Falcón y Zulia.

Para el año 2012, la Corporación de Desarrollo de la Región Zuliana, orienta su inversión principalmente al mejoramiento de la calidad de vida, a través de la promoción de planes y proyectos que permitirán fortalecer los sectores: salud, educación, ciencia y tecnología, agrícola, turismo, minería, ambiente y servicios básicos, todo ello, en correspondencia con los lineamientos del Gobierno Nacional y el Plan de Desarrollo Económico y Social Simón Bolívar 2007-2013, que articula las políticas sociales para dar respuesta a las necesidades de la población, especialmente la excluida, mediante un nuevo modelo de gestión pública.

Las acciones a realizar, por Corpozulia en el ejercicio presupuestario 2012, se destinarán a la ejecución de los proyectos siguientes:

- Consolidación del Centro de Información Comunitario
- Consolidación de los Centros Socialistas de Investigación y Desarrollo Tecnológico
- Implementación de Programas de Conservación y Restauración Ambiental en la Región Zuliana
- Evaluación de los Recursos Geomineros del Estado Zulia
- Promoción, Construcción y Equipamiento de Infraestructura para la Consolidación del Sector Educativo en la Región Zuliana
- Manejo y Mantenimiento de Unidades de Producción Agropecuarios
- Reacondicionamiento del Puerto de Embarque Palmarejo y Control y Fiscalización de la Producción de Carbón en Las Minas Paso Diablo, Mina Norte
- Consolidación de la Infraestructura Institucional
- Consolidación de las Instalaciones Turísticas
- Fortalecimiento Institucional de la Oficina Técnica Regional Región Occidental del Consejo Federal de Gobierno
- Mejoramiento en la Atención del Sector Salud, Servicios Básicos y Comunitarios
- Desarrollo de Cultivos de Plantación
- Establecimiento de Unidades Productivas Manufactureras y de Servicios.

• Corporación de Los Andes (Corpoandes)

La Corporación de Los Andes (Corpoandes) tiene como directrices estratégicas el establecimiento de una política vinculada a los planes y proyectos fundamentales que adelanta el Gobierno Nacional, en el marco del Plan de Desarrollo Económico y Social Simón Bolívar 2007-2013. Su objetivo principal es dar respuestas oportunas y convertirse en fuente confiable de información y documentación a fin de promover el desarrollo integral de la Región de los Andes y colaborar en coordinación con los organismos nacionales, estadales, municipales y privados, en la elaboración de los proyectos de leyes, planes y programas que inciden en el desarrollo de la Región.

Actualmente, la Corporación cumple el rol de Oficina Técnica Regional (OTR) del Fondo de Compensación Interterritorial (FCI) del Consejo Federal de Gobierno (CFG), de acuerdo a lo establecido por el Reglamento de la Ley Orgánica del Consejo Federal de Gobierno, recientemente reformado mediante Decreto N° 8.146 de fecha 12/04/2011, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.655 de fecha 13/04/2011, y en ese sentido, su ámbito de acción se extiende ahora a la Región Occidental 2, la cual agrupa los estados Mérida, Táchira y Trujillo, de acuerdo con el referido Reglamento.

Dentro de este marco, para el ejercicio fiscal 2012 Corpoandes, se ha propuesto la consolidación de un sistema de asistencia técnica integral y transversal que permitirá la transferencia de conocimientos a las organizaciones de base comunitaria en la formulación y gestión tecno-política de proyectos que conlleven al empoderamiento popular.

En este sentido, la Corporación estima realizar acciones dirigidas a la ejecución de los proyectos siguientes:

- Sistema de Información Geográfica de la Región de los Andes (SIGRA)
- Promover el desarrollo endógeno de las actividades socioproductivas y de la infraestructura de apoyo a la producción agrícola e industrial en la Región de Los Andes
- Acompañamiento en el proceso de Formulación de Planes de Desarrollo comunitario en la Región de Los Andes
- Puesta en funcionamiento de la Oficina Técnica Regional como ente descentralizador del Consejo Federal de Gobierno
- Fortalecimiento de las bases socio-territoriales para el Desarrollo Integral en la Región de Los Andes.

• Corporación Venezolana de Guayana (CVG)

La Corporación Venezolana de Guayana (CVG), es la institución encargada del desarrollo regional cuya actuación se orienta a la promoción de inversiones, la planificación concertada del desarrollo y la coordinación interinstitucional de los agentes del territorio, a fin de proveer los procesos para la realización de proyectos y programas que intensifiquen el progreso de la Zona de Desarrollo de Guayana.

Esta Corporación, establece como prioridad la eficiente ejecución de su presupuesto en el marco de una gestión administrativa transparente y efectiva que garantice el total cumplimiento de las leyes de la República Bolivariana de Venezuela, los lineamientos del Ministerio del Poder Popular de Planificación y Finanzas, los lineamientos del Ministerio del Poder Popular para las Industrias Básicas y Minería (Mibam), y la técnica presupuestaria establecida por la Oficina Nacional de Presupuesto (Onapre), fundamentada en la formulación de Proyectos y Acciones Centralizadas. En ese sentido, las líneas para la ejecución del presupuesto de gastos de la CVG, se orientan hacia la continuación de los proyectos que estén en ejecución; el fortalecimiento de las actividades de promoción, coordinación y asistencias técnicas; el mantenimiento y operación de los acueductos de los estados Amazonas y Delta Amacuro; los planes de desarrollo integral y sustentable en la Zona de Desarrollo de Guayana, que permitan la generación de recursos para el sostenimiento de la Corporación; el desarrollo de los proyectos que contribuyan con el desarrollo social de los pueblos de la región, y al logro de la soberanía alimentaria de los pueblos.

La CVG hará énfasis en la culminación de proyectos dirigidos a atender el desarrollo y fortalecimiento de la comunidad en el área social, cumpliendo con los lineamientos del Ejecutivo Nacional, Mibam, y las políticas y lineamientos de dicha Corporación.

En este sentido, la Corporación estima realizar acciones dirigidas a la ejecución de los proyectos siguientes:

- Producción de agua potable y saneamiento de aguas servidas
- Construcción de viviendas en la Zona de Desarrollo de Guayana
- Construcción, ampliación, reparaciones y mejoras de obras de edificaciones públicas en la Zona de Desarrollo de Guayana
- Rehabilitación del sistema de protección de inundaciones del Delta del Orinoco
- Desarrollo socioproductivo para las comunidades en los espacios funcionales de la Zona de Desarrollo de Guayana
- Diseño y construcción de una planta para el manejo integral de los desechos industriales almacenados
- Desarrollo de la piscicultura en la Zona de Desarrollo de Guayana
- Desarrollo forestal en áreas de influencia de la Zona de Desarrollo de Guayana
- Prospección, evaluación y supervisión de proyectos mineros bajo la administración de CVG.

• Fundación para el Desarrollo de la Región Centro Occidental de Venezuela (Fudeco)

La Corporación para Desarrollo de la Región Centro Occidental (Fudeco) organismo adscrito a la Vicepresidencia de la República, según Decreto No.7.435, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela No. 39.426, de fecha 18 de mayo de 2010. Su objetivo principal inicial se orienta hacia la promoción del desarrollo armónico, endógeno, integral, sustentable y sostenido, de los estados Falcón, Lara, Portuguesa y Yaracuy que integraban la región.

Actualmente cumple el rol de Oficina Técnica Regional del Fondo de Compensación Interterritorial del Consejo Federal de Gobierno (CFG), de acuerdo a lo establecido por el Reglamento de la Ley Orgánica del Consejo Federal de Gobierno, recientemente reformado mediante Decreto N° 8.146 de fecha 12/04/2011, publicado en la Gaceta Oficial de la

República Bolivariana de Venezuela N° 39.655 de fecha 13/04/2011, y en ese sentido, su ámbito de acción se extiende ahora a la Región Centro Occidental, la cual agrupa los estados Lara y Yaracuy.

En este sentido, la Corporación para el ejercicio fiscal 2012, estima realizar acciones dirigidas a la ejecución de los proyectos siguientes:

- Promoción del desarrollo integral de la nación y el equilibrio territorial a través de la distribución y transferencia de los recursos financieros a la región Centro Occidental, Distritos Motores de Desarrollo y a las Organizaciones de Base del Poder Popular, definidos por el CFG (OTR)

- Planificación para propiciar el equilibrio territorial en apoyo al Consejo Federal de Gobierno

- Reposicionamiento socioproductivo para una producción socialista en fincas cafetaleras

- Generación de información sobre la dinámica socio-demográfica, económica y territorial de la Región Centro Occidental, a efectos de fortalecer las Entidades Político Territoriales y las organizaciones de base del poder popular, en el marco del Sistema Nacional de Planificación

- Democratización de las Tecnologías de Información y Comunicación en la Región Centro Occidental de Venezuela.

A continuación se muestra el cuadro N° 7-6 con los recursos que estima el Ejecutivo Nacional otorgar a las Corporaciones de Desarrollo Regional en el año 2012, para dar cumplimiento con las acciones previstas en sus Planes Operativos Anuales.

CUADRO 7-6
APORTES OTORGADOS A LAS CORPORACIONES DE DESARROLLO REGIONAL
PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)

DENOMINACIÓN	TOTAL	PORCENTAJE PARTICPACIÓN
Corporación de Desarrollo de la Región de los Llanos (Corpollanos)	24,4	20,6
Corporación de Desarrollo de la Región Central (Corpocentro)	18,8	15,9
Corporación de Los Andes (Corpoandes)	30,0	25,3
Fundación para el Desarrollo de la Región Centro Occidental de Venezuela (Fudeco)	25,2	21,3
Corporación de Desarrollo de la Región Zuliana (Corpozulia)	20,0	16,9
TOTAL	**118,4**	**100,0**

- **Fundaciones para el Desarrollo de la Ciencia y la Tecnología (Fundacites)**

Enmarcado dentro de las directrices estratégicas del Proyecto Nacional Simón Bolívar, para el fortalecimiento e incentivo de la investigación en el proceso educativo del país, se fundamenta la creación de las Fundaciones para el Desarrollo de la Ciencia y Tecnología en cada entidad federal (Fundacites), adscritas al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, creadas con el objetivo principal de promover, apoyar, fortalecer y contribuir al desarrollo nacional, estadal y local del Sistema de Ciencia, Tecnología e Innovación en los estados, e impulsar el desarrollo integral de los procesos de producción, del conocimiento científico y tecnológico, su difusión y utilización en las comunidades, el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

Actualmente, la ciencia y la tecnología muestran un rostro más humano, más accesible y por ende, realmente aprovechable para todos; prueba de ello, son los avances que Venezuela ha conseguido, a través de la transferencia tecnológica entre naciones, como por ejemplo con el Satélite Simón Bolívar, que genera beneficios como la Telemedicina y la Teleducación; la Fabrica Socialista de Madera Sintética, la cual aporta soluciones al grave problema ambiental de la tala indiscriminada de árboles; el ensamblaje en Venezuela de autos, computadoras y celulares, que ofrecen calidad a un precio más accesible; la democratización de estudios médicos avanzados como la pesquisa neonatal, evitando graves enfermedades; entre otros.

En atención a los lineamientos emanados del Ejecutivo Nacional, y en correspondencia con lo ya desarrollado en el Sistema Regional de Ciencia y Tecnología basado en las directrices del Proyecto Nacional Simón Bolívar, Primer Plan Socialista (PPS) 2007-2013 y del Plan Nacional de Ciencia, Tecnología e Innovación 2005-2030, la gestión de las Fundacites debe generar un proceso de sinergia, entre el conglomerado de científicos, tecnólogos y los representantes genuinos del Poder Popular, que permitirá avanzar hacia la construcción de un modo de relaciones sociales productivas que satisfaga las necesidades materiales e intangibles de toda la sociedad.

Las actividades de financiamiento, que en este sector efectúan las empresas, como sujetos obligados a realizar aportes o inversiones en virtud de la Ley Orgánica de Ciencia, Tecnología e Innovaciones (Locti), pasaron a ser coordinadas por el Fondo Nacional de Ciencia, Tecnología e Innovación (Fonacit), órgano financiero y ejecutor de los programas y proyectos definidos por el Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias. Dicho Fondo, establecerá los mecanismos necesarios para determinar y seleccionar los proyectos que ejecutará con dichos aportes cada institución del sector, incluidas las Fundacites.

Como principales líneas de acción para el año 2012, las Fundacites proyectan:

- Impulsar las redes socialistas de innovación productiva que contribuyan al desarrollo endógeno de cada región, con el objeto de promover, mediante el apoyo financiero, la integración y cooperación y la asociatividad entre unidades productoras de bienes y servicios y entre éstas y los sectores científicos, tecnológicos e institucionales, tales como la agrícola, agroindustrial, servicio pesquero, pecuario, acuícola, minería, industrial y forestal, para que de manera conjunta se puedan construir nuevos espacios locales a partir de las capacidades, conocimientos, recursos y riquezas de cada región, que conlleven al desarrollo humano, la productividad y la inclusión social en función del desarrollo local sustentable

- Articulación de actores del Sistema Estadal de Ciencia Tecnología e Innovación, en la construcción del estado socialista y el desarrollo socio productivo
- Fortalecimiento y articulación de las organizaciones socio productivas
- Articulación y gestión de actores, financiamiento, capacitación en software libre y calidad en educación tecnológica
- Desarrollo local agroproductivo, agroindustrial y metalmecánico
- Gestión para la articulación orientada a la resolución de problemas estratégicos regionales y sectores productivos, basados en el conocimiento científico tecnológico
- Aplicación de las tecnologías de información y comunicación para la apropiación social del conocimiento y la formación técnico-científica, obrera y popular.

A continuación se muestra el cuadro N° 7-7 con los recursos que estima el Ejecutivo Nacional otorgar a las Fundaciones para el Desarrollo de la Ciencia y la Tecnología (Fundacites) y a la Fundación Instituto Zuliano de Investigaciones Tecnológicas (Inzit-Cicasi), en el año 2012, para dar cumplimiento a las acciones previstas en sus Planes Operativos Anuales.

CUADRO 7-7
APORTES OTORGADOS A LAS FUNDACIONES PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA
PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)

DENOMINACIÓN	TOTAL	PORCENTAJE PARTICIPACIÓN
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)	2,8	3,5
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)	2,9	3,6
Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)	5,5	6,9
Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)	4,7	5,9
Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)	4,0	5,0
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)	3,0	3,8
Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)	7,0	8,8
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Táchira (Fundacite-Táchira)	3,3	4,1
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Sucre (Fundacite-Sucre)	2,6	3,3
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)	3,2	4,0
Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)	6,3	7,9
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)	2,8	3,5

CUADRO 7-7
APORTES OTORGADOS A LAS FUNDACIONES PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA
PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)

DENOMINACIÓN	TOTAL	PORCENTAJE PARTICIPACIÓN
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)	3,3	4,1
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)	2,8	3,5
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)	3,4	4,3
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)	1,3	1,5
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)	1,5	1,9
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Monagas (Fundacite-Monagas)	3,0	3,8
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)	1,3	1,6
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)	2,8	3,5
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)	2,5	3,1
Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)	2,3	2,9
Fundación Instituto Zuliano de Investigaciones Tecnológicas (Inzit-Cicasi)	7,7	9,5
TOTAL	**80,0**	**100,0**

Capítulo 8

CUENTA AHORRO - INVERSIÓN - FINANCIAMIENTO (CAIF) DE LA REPÚBLICA AÑO 2012

Capítulo 8

CUENTA AHORRO-INVERSIÓN-FINANCIAMIENTO (CAIF) DE LA REPÚBLICA AÑO 2012

8.1 Apreciaciones Teóricas

En cumplimiento del Artículo 12 de la Ley Orgánica de la Administración Financiera del Sector Público y el Artículo 23 Numeral 3 del Reglamento N° 1 de la Ley Orgánica de Administración Financiera del Sector Público sobre el Sistema Presupuestario, se presenta la Cuenta Ahorro, Inversión y Financiamiento de la República (CAIF).

Esta cuenta constituye el marco de referencia de obligatoria aplicación en el proceso presupuestario de la República y de los demás entes sujetos a la Ley Orgánica de la Administración Financiera del Sector Público.

En este sentido, la CAIF está constituida por el total del presupuesto de ingresos (corrientes y de capital) y las fuentes de financiamiento de la República, así como por el total del presupuesto de gastos (corrientes, de capital y la concesión de préstamos) y las aplicaciones financieras; y muestra en forma resumida la coherencia financiera del presupuesto de la República, para un determinado ejercicio fiscal.

Los rubros antes referidos, permiten obtener diferentes resultados financieros al establecer la vinculación pertinente entre ellos. Estos resultados señalan desde varios enfoques el impacto de los criterios financieros implementados en el presupuesto, ya que evidencian la solvencia, equilibrio fiscal y coordinación macroeconómica, para un determinado ejercicio fiscal.

A efectos referenciales, a continuación se describen conceptualmente los resultados, que acompaña a la CAIF de la República:

- Superávit o déficit corriente, definido como el total de ingresos corrientes menos el total de gastos corrientes. Representa la capacidad de ahorro de la República.

- Superávit o déficit no petrolero, es el resultado de restar al total de ingresos no petroleros el total de gastos. Esta valoración refleja la dependencia del sector petrolero y la presión fiscal del presupuesto sobre la economía no petrolera.

- Superávit o déficit primario, viene determinado por el total de ingresos menos el total de gastos, sin incluir los intereses. El indicador es conveniente para excluir del análisis el efecto de déficit fiscales anteriores sobre el presupuesto.

- Superávit o déficit financiero, a los efectos de su cálculo al total de ingresos se le resta el total de gastos, y su resultado muestra las necesidades de financiamiento propias del ejercicio fiscal.

- Superávit o déficit ordinario. Este resultado es propio de las características de las finanzas públicas venezolanas, y está determinado por el total de ingresos una vez descontados los montos destinados al Fondo de Inversión y Estabilización Macroeconómica y al Fondo de Ahorro Intergeneracional, menos el total de gastos una vez descontada la inversión que realiza el Estado (ya sea a través de la Administración Central o Descentralizada, sin incluir en ésta la parte destinada a las regiones). Con el establecimiento de este indicador, el Ejecutivo pretende orientarse hacia la estabilidad y equilibrio presupuestario, ya que el mismo proporcionará la capacidad que tienen los ingresos para cubrir los gastos recurrentes, habiendo previamente establecido el ahorro para eventualidades en los ingresos ordinarios y el ahorro de las generaciones futuras.

8.2 Cuenta Ahorro - Inversión - Financiamiento (CAIF) para el ejercicio fiscal 2012

El Proyecto de Ley de Presupuesto 2012, asciende a Bs. 297.836,7 millones. Tal y como se muestra en el cuadro contentivo de la CAIF, el presupuesto por el lado de los recursos lo integran el total de ingresos corrientes, el cual asciende a Bs. 233.064,9 millones, y las fuentes de financiamiento que totalizan Bs. 64.771,8 millones.

Por la vía de los egresos, el equilibrio presupuestario se muestra en las asignaciones a los gastos totales las cuales asciende a Bs. 286.966,8 millones, y la disminución de pasivos que se estiman en Bs. 10.869,9 millones.

Al analizar los rubros internos que componen la CAIF, se recoge que Bs. 175.685,4 millones corresponden a la República para gastos propios del ejercicio (61,2 por ciento del total del gasto), referidos específicamente a erogaciones que realizará Ejecutivo Nacional, a fin de ejecutar los proyectos de inversión directa y social, así como cubrir las cargas propias del funcionamiento. El resto de los gastos están destinados al pago de los intereses del servicio de deuda, por la cantidad de Bs. 42.917,0 millones; y las transferencias por asignaciones a las regiones para gastos corrientes y de capital por Bs. 68.364,4 millones.

En los resultados de la CAIF se aprecia un superávit corriente de Bs. 370,7 millones, evidenciando que la política de financiera del presupuesto está orientada, a sufragar los gastos corrientes en su totalidad con ingresos ordinarios, evitando de esta forma la asistencia del sector privado de la economía para la cobertura de erogaciones de carácter corriente.

Por otra parte, la cuenta presenta un déficit ordinario de 2,5 por ciento del PIB, como la restricción financiera más rigurosa, y un déficit primario de 0,7 por ciento del PIB. Ambos resultados, se derivan de la prosecución para el año 2012 del lineamiento referido a la estimación moderada de los ingresos petroleros, con la intención de evitar que el efecto negativo de las posibles fluctuaciones de los precios de la cesta petrolera venezolana en el mercado internacional, se convierta en grandes restricciones para la ejecución del presupuesto nacional y del logro de las metas sociales y macroeconómicas.

Así mismo, sobre el resultado financiero global está incidiendo el sostenimiento de los gastos operativos y los de inversión social para el año 2012. Por lo cual, se prevé un déficit de 3,5 por ciento del PIB.

El lineamiento de formulación presupuestaria que instruye la valoración prudencial de los ingresos petroleros y el mantenimiento de los gastos operativos y de inversión social, se conjuga para ubicar las necesidades de financiamiento del presupuesto en 4,2 por ciento del PIB, las cuales serán resueltas principalmente a través del incremento de pasivos. Es de hacer notar, que de superarse las expectativas de precio del petróleo durante el año 2012, se genera ingresos corrientes ordinarios adicionales, que podrían permitir disminuir el déficit financiero, incidiendo favorablemente en una menor recurrencia al incremento de pasivos.

A continuación, se muestra el cuadro N° 8-1, contentivo de la cuenta ahorro, inversión y financiamiento de la República para el ejercicio fiscal del año 2012.

CUADRO N° 8-1
CUENTA AHORRO - INVERSIÓN - FINANCIAMIENTO DE LA REPÚBLICA
PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)

CONCEPTOS			MONTO	PORCENTAJE PIB
I	**Ingresos totales**		**233.064,9**	**15,0**
I.1	**Ingresos corrientes**		**233.064,9**	**15,0**
I.1.1	Petroleros		67.813,1	4,4
I.1.2	No petroleros		165.251,8	10,6
II	**Gastos totales**		**286.966,8**	**18,4**
II.1	**Gastos corrientes**		**232.694,2**	**14,9**
II.1.1	Intereses		42.917,0	2,8
II.1.2	Resto de los gastos corrientes		189.777,2	12,2
II.2	**Gastos de capital**		**54.272,6**	**3,5**
II.2.1	Gasto de capital de las regiones		38.553,4	2,5
II.2.2	Resto del gasto de capital		15.719,2	1,0
	Superávit / (déficit) en cuenta corriente	= I.1 - II.1	370,7	0,0
	Superávit / (déficit) no petrolero	= I.1.2 - II	-121.715,0	-7,8
	Superávit / (déficit) primario	= I - (II - II.1.1)	-10.984,8	-0,7
	Superávit / (déficit) financiero	**= I - II**	**-53.901.8**	**-3,5**
	Superávit / (déficit) ordinario	= I - (II - II.2.2)	-38.182,6	-2,5
III	**Fuentes de financiamiento**		**64.771,8**	**4,2**
III.1	Disminución de activos financieros		244,7	0,0
III.2	Incremento de pasivos financieros		64.527	4,1
IV	**Aplicaciones financieras**		**64.771,8**	**4,2**
IV.1	Disminución de pasivos financieros		10.869,9	0,7
IV. 2	Resultado financiero		53.901,8	3,5

Capítulo 9

EFECTOS ECONÓMICOS DEL PRESUPUESTO

EXPOSICIÓN DE MOTIVOS 2012

Capítulo

9 EFECTOS ECONÓMICOS DEL PRESUPUESTO

9.1 Consideraciones Generales

En cumplimiento a lo establecido en el artículo 29 numeral 6, del Reglamento N° 1 de la Ley Orgánica de Administración Financiera del Sector Público, el presente capítulo expone la valoración relacionada con los recursos y los egresos, bajo la estructuración establecida en la formulación presupuestaria para el año 2012, y su posible efecto sobre la actividad económica nacional.

En el cuadro N° 9-1 que se muestra a continuación, puede apreciarse la referida valoración sobre la demanda interna, necesidades de endeudamiento, oferta monetaria y resultado financiero base caja:

CUADRO N° 9-1
RESULTADOS DE LOS PRINCIPALES INDICADORES FISCALES
PROYECTO DE LEY DE PRESUPUESTO 2012
(Porcentajes con respecto Al PIB)

MODELOS	2012 Proyecto
Efecto Neto del Presupuesto sobre la Demanda Agregada Interna de Origen Fiscal	5,1
Préstamo Neto del Fisco	3,4
Expansión Primaria de la Oferta Monetaria por Efecto de la Gestión Fiscal	6,2
Superávit / Déficit Fiscal	-3,6
Monto del Proyecto de Ley Presupuesto	19,1

El Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2012, como instrumento de política a corto plazo, muestra un efecto moderado sobre la demanda agregada interna de origen fiscal estimado en 5,1 por ciento del PIB, acorde con el nivel de crecimiento e inflación establecido por el Ejecutivo en las metas macroeconómicas.

Por otra parte, se observa que las estimaciones de recursos y la política presupuestaria delineada para las asignaciones del gasto, están acordes con el escenario económico previsto; con base en ello se espera no ejercer mayores presiones sobre el mercado financiero, tal y como se muestra en el resultado de la expansión primaria de la oferta monetaria por efecto de la gestión fiscal, la cual se ubica en 6,2 por ciento del PIB.

Las necesidades de financiamiento en términos netos, se estiman en 3,4 por ciento para el año 2012. Este resultado está en correspondencia con el déficit fiscal base caja, que recoge los pagos asociados a la ejecución del presupuesto vigente y los pagos pendientes del año anterior, al ubicarse en 3,6 por ciento del PIB.

En definitiva los resultados de los efectos económicos del presupuesto sobre la economía, demuestran un aumento en la demanda agregada interna, una expansión monetaria, un manejo prudencial del endeudamiento neto y un déficit fiscal, que se combinan como expresión de una política fiscal orientada a la consecución de los objetivos de crecimiento señalados de 5,0 por ciento del PIB.

9.2 Demanda Agregada Interna de Origen Fiscal

La demanda agregada interna de origen fiscal esta referida al efecto neto entre los recursos que el gobierno extrae del circuito económico, bajo la figura de impuestos, tasas, etc. y los que este le inyecta en la forma de gasto. En este contexto, un valor positivo es indicador de que la política fiscal tiene un efecto dinamizador sobre la economía, en tanto que el financiamiento interno del mismo es neutro o inferior a dicha expansión.

Para el ejercicio fiscal 2012, la confluencia de los efectos antes descritos proyectará una incidencia neta sobre la demanda agregada interna de origen fiscal, medida en términos del PIB, del 5,1 por ciento, como efecto de la política fiscal que busca potenciar las actividades productivas del país, mediante la articulación estratégica del financiamiento y la direccionalidad de las asignaciones presupuestarias e inversiones en sectores como el energético, vivienda y alimentación, entre otros.

En este sentido, la expansión de la demanda agregada interna de origen fiscal equivalente al gasto interno, medida en términos del PIB, se estima en 15,4 por ciento, sustentándose principalmente en el gasto asociado a las acciones de carácter estratégicas que los ministerios y sus entes adscritos, ejecutarán durante el ejercicio fiscal 2012, en estrecha coordinación con las premisas expuestas por el Ejecutivo Nacional en las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista (2007 - 2013).

Por su parte, la contracción estimada en la demanda agregada interna por efecto de los ingresos fiscales de origen interno, medida en términos del PIB, se ubica en 10,3 por ciento, donde el elemento fundamental en este comportamiento lo ejercen las proyecciones en la recaudación derivada de las principales rentas de origen interno; especialmente las que se encuentran bajo la jurisdicción del Servicio Nacional Integrado de Administración Aduanera y Tributaria, tales como: el impuesto sobre la renta a otras actividades y el impuesto al valor agregado neto, que representan el 14,4 por ciento y el 29,3 por ciento, respectivamente, del total de recursos estimados para el Proyecto de Ley de Presupuesto del 2012.

A efectos referenciales, en los siguientes cuadros se muestra la evolución de la demanda agregada interna de origen fiscal.

CUADRO N° 9-2.1
AUMENTO DE LA DEMANDA AGREGADA INTERNA DE ORIGEN FISCAL POR EFECTO DE LOS GASTOS FISCALES INTERNOS

PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)
AÑOS 2011-2012

CONCEPTOS	2011 Ley	2011 Acordado	2012 Proyecto
Remuneraciones	37.290,3	55.034,8	43.950,6
Compra de bienes, servicios y otros gastos corrientes	8.936,3	12.045,2	23.032,4
Intereses de la deuda interna	9.306,3	11.149,4	19.582,0
Transferencias corrientes	76.141,1	133.253,9	99.993,2
• Al sector privado	10.801,6	16.729,7	13.056,3
• Situado constitucional	13.977,8	16.601,9	19.900,8
• Entes descentralizados	51.361,7	99.922,2	67.036,1

CUADRO N° 9-2.1
AUMENTO DE LA DEMANDA AGREGADA INTERNA DE ORIGEN FISCAL POR EFECTO DE LOS GASTOS FISCALES INTERNOS
PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)
AÑOS 2011-2012

CONCEPTOS	2011 Ley	2011 Acordado	2012 Proyecto
Formación bruta de capital fijo y financiero	1.380,5	3.495,7	1.716,4
Transferencias de capital	40.263,5	72.341,6	52.229,9
• Al sector privado	9,0	33,4	0,0
• Situado constitucional	16.369,9	19.443,0	23.306,5
• Entes descentralizados	23.884,6	52.865,2	28.923,4
DAI Fiscal ampliada total	173.318,0	287.320,6	240.504,5
DAI ampliada / PIB	15,9%	21,7%	15,4%

Nota: Cada uno de los conceptos está ajustado con sus respectivas propensiones marginales.

CUADRO N° 9-2.2
DISMINUCIÓN DE LA DEMANDA AGREGADA INTERNA DE ORIGEN FISCAL POR EFECTOS DE LOS INGRESOS FISCALES INTERNOS
PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)
AÑOS 2011 - 2012

CONCEPTOS	2011 Ley	2011 Acordado	2012 Proyecto
Impuestos directos a personas	1.954,8	2.274,3	2.776,5
Impuestos directos a empresas	24.563,4	29.999,0	34.755,4
Impuestos indirectos	85.511,1	103.735,2	119.179,9
Ingresos no tributarios	3.877,0	4.244,8	3.990,4
Disminución total en DAI	115.906,3	140.253,3	160.702,2
Disminución total en DAI/PIB	10,6%	10,6%	10,3%

Nota: Cada uno de los conceptos está ajustado con sus respectivas propensiones marginales.

CUADRO N° 9-2.3
EFECTO NETO DEL PRESUPUESTO
SOBRE LA DEMANDA AGREGADA INTERNA DE ORIGEN FISCAL
PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)
AÑO 2011-2012

CONCEPTOS	2011 Ley	2011 Acordado	2012 Proyecto
Efecto neto sobre DAI	57.411,7	147.067,3	79.802,3
Porcentaje con respecto al PIB	5,3%	11,1%	5,1%

9.3 Préstamo Neto del Fisco

Esta valoración tiene por objeto cuantificar el impacto que sobre las variables básicas de la economía, tiene el endeudamiento y la amortización de la deuda pública cuantificada en el presupuesto, proporcionando una visión agregada de su incidencia en la demanda interna, y el financiamiento del gasto fiscal. A fin de disponer de una medición apropiada de este efecto, se evalúa por separado la composición del financiamiento interno y externo, debido a que ambos resultados afectan de manera diferente la economía.

El Ejecutivo Nacional mediante un manejo eficiente del endeudamiento público, procurará obtener los fondos requeridos para complementar el financiamiento de la gestión gubernamental, en las mejores condiciones de vencimientos y costos. En tal sentido, se estima un endeudamiento bruto del fisco por el orden de Bs. 64.527,0 millones.

Para contribuir a la sostenibilidad fiscal, la política de endeudamiento en el año 2012, busca implementar una estrategia de endeudamiento, orientada a disminuir el riesgo cambiario y el mantenimiento adecuado de la proporción del endeudamiento externo, dentro del portafolio de deuda total, asumiendo niveles de costos razonables y acordes a los exigidos por los inversionistas en títulos valores del Estado. Asimismo, se prevé atender los compromisos de la República y optimizar el manejo de pasivos.

Se continuará con el proceso sistemático y planificado de emisión y colocación de deuda interna, a objeto de garantizar los recursos necesarios para el cumplimiento de la cancelación oportuna de las obligaciones contratadas por la República y el financiamiento de proyectos sociales y productivos.

Finalmente, la confluencia del endeudamiento neto y los aportes fiscales que el Ejecutivo Nacional estima asignar al sector privado, mediante el desarrollo del sistema de microfinanzas a través de instituciones, tales como: el Banco Nacional de Vivienda y Hábitat (Banavih), el Instituto Nacional de Desarrollo de la Pequeña y Mediana Industria (Inapymi), el Fondo para el Desarrollo Agrario Socialista (Fondas), el Banco de Desarrollo de la Mujer, C.A. (Banmujer), Sociedad Nacional de Garantías Recíprocas para la Mediana y Pequeña Industria, C.A. (Sogampi), entre otras, permitirá garantizar el desarrollo de proyectos de inversión productiva.

Para el año 2012, el préstamo neto del fisco, se estima en Bs. 52.710,1 millones, lo que equivale a 3,4 por ciento del PIB. Este resultado es inferior a la meta de crecimiento del producto interno bruto, y está en sintonía con la directriz de política fiscal referida a la sostenibilidad del gasto.

El cuadro N° 9-3 muestra las cifras del endeudamiento y amortización que son cuantificadas en el presupuesto.

CUADRO N° 9-3
PRÉSTAMO NETO DEL FISCO
PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)
AÑO 2011-2012

CONCEPTOS	2011 Ley	2011 Acordado	2012 Proyecto
1.Endeudamiento del fisco	40.359,2	85.359,2	64.527,0
2.Amortización de la deuda fiscal	3.044,8	3.044,8	10.352,0
3.Endeudamiento neto (1 - 2)	37.314,4	82.314,4	54.175,1
4.Aporte fiscal para préstamos	1.120,8	1.120,8	1.465,0
5.Préstamo neto del fisco (3 - 4)	36.193,5	81.193,5	52.710,1

Nota: Acordado 2011 incluye las autorizaciones, correspondientes a la Ley Especial de Endeudamiento Complementaria 2011, para al financiamiento de la Gran Misión Venezuela (Agro, Vivienda y Trabajo), deuda pública y desastres naturales. G.O. N° 39.694 de fecha 13/06/2011.

9.4 Expansión Primaria de la Oferta Monetaria por Efecto de la Gestión Fiscal

La presente valoración mide el efecto que tiene la gestión fiscal sobre la base monetaria, a través de la acción combinada de sus componentes fundamentales: el gasto fiscal pagado, los desembolsos fiscales dirigidos al público y los ingresos internos.

Uno de los factores más importantes que incide sobre la base monetaria, lo constituye el financiamiento del gasto fiscal pagado con recursos procedentes del exterior, ya que ésta inyección primaria de dinero expande la base en un monto exactamente igual a la conversión del tipo de cambio, toda vez que es utilizado para financiar el mantenimiento efectivo del sector público y la ejecución de los proyectos sociales y productivos.

- **Gasto fiscal pagado**

  El gasto fiscal presupuestado para el ejercicio fiscal 2012, se estima en Bs. 297.836,7 millones, y se encuentra principalmente influenciado por las asignaciones en el sector salud, educación, seguridad social, seguridad y defensa, entre otros.

  La magnitud de esta variable se ha establecido de acuerdo a los lineamientos de política fiscal, dirigida a recuperar y mantener el crecimiento económico.

  El gasto fiscal pagado resulta de la sumatoria del gasto fiscal presupuestado y el efecto neto de los pagos de compromisos generados en el período anterior, y los compromisos del presupuesto actual para ser pagados en períodos posteriores. Este dato se prevé en Bs. 301.479,4 millones.

- **Desembolsos fiscales dirigidos al público**

  Este concepto, surge de restarle al total del gasto fiscal efectivo pagado, los desembolsos fiscales dirigidos al exterior, debido a que estos representan filtraciones externas que no tienen incidencia en la economía interna. Los desembolsos fiscales dirigidos al público se estiman en Bs. 319.425,0 millones.

- **Oferta monetaria de origen fiscal**

  Los ingresos internos que deben deducirse, porque no tiene alguna incidencia monetaria expansiva en la economía, se ubican en Bs. 223.062,1 millones.

  El resultado de restarle a los desembolsos fiscales dirigidos al público, el total estimado de los ingresos internos, constituye la expansión primaria de la oferta monetaria, la cual se estima en Bs. 96.362,9 millones y representa 6,2 por ciento del Producto Interno Bruto (PIB).

En el cuadro N° 9-4 se muestran las cifras de la expansión primaria de la oferta monetaria por efecto de la gestión fiscal.

CUADRO N° 9-4
EXPANSIÓN PRIMARIA DE LA OFERTA MONETARIA POR EFECTO DE LA GESTIÓN FISCAL
PROYECTO DE LEY DE PRESUPUESTO 2012
(Millones de Bolívares)
AÑO 2011-2012

CONCEPTOS		2011 Ley	2011 Acordado	2012 Proyecto
1.	Gasto fiscal acordado	204.208,2	332.812,5	297.836,7
2.	Variación de gastos fiscales a pagar	-5.319,1	-28.426,6	3.642,6
3.	**Gasto fiscal pagado (1+2)**	**198.889,1**	**304.385,9**	**301.479,4**
4.	Desembolsos netos de los entes descentralizados para el desarrollo económico y social de Venezuela	39.243,6	39.243,6	41.500,6
5.	**Gasto fiscal efectivo pagado (3+4)**	**238.132,6**	**343.629,4**	**342.980,0**
6.	Desembolsos fiscales externos	10.333,2	10.852,2	23.555,0
	6.1 Servicio de la deuda fiscal externa	9.658,2	9.658,2	22.677,4
	6.2 Otros pagos fiscales externos	675,0	1.194,0	877,6
7.	**Desembolsos fiscales dirigidos al público (5-6)**	**227.799,4**	**332.777,3**	**319.425,0**
8.	Ingresos internos	171.832,8	227.120,7	223.062,1
	8.1 Ingresos fiscales internos	144.073,9	199.361,7	195.299,0
	8.2 Ingresos internos de los entes descentralizados para el desarrollo económico y social de Venezuela	27.759,0	27.759,0	27.763,1
9.	**Oferta monetaria de origen fiscal (7-8)**	**55.966,6**	**105.656,6**	**96.362,9**
10.	Variación porcentual interanual	-45,4%	3,1%	-8,8%
11.	Porcentaje con respecto al Producto Interno Bruto (PIB)	5,1%	8,0%	6,2%

9.5 Resultado Financiero de la República - Base Caja

El resultado financiero de la República - base caja, es producto de la diferencia entre los ingresos fiscales a recaudar y los pagos estimados en el año. Por tanto, constituye una herramienta de análisis que evalúa en un solo tiempo, los pagos presupuestarios del año vigente y las erogaciones pendientes de pago del ejercicio anterior, y a su vez recoge un espectro más amplio que el revelado por el movimiento del tesoro nacional, al registrar los gastos que realiza la administración central con aportes de los entes descentralizados o empresas y los movimientos financieros de los pasivos de la República, representen estos salidas o no en efectivo.

Este enlace inter-período de los pagos, es el punto principal que lo diferencia de la Cuenta Ahorro- Inversión- Financiamiento (CAIF), dado que la metodología base caja recoge, ingresos y pagos proyectados, que van más allá de las consideraciones presupuestarias.

Tal y como se expone en el cuadro N° 9-5, para el año 2012 los ingresos base caja, se espera alcancen un monto de Bs. 234.204,2 millones, y la proyección del gasto a pagar base caja se estima en Bs. 290.880,4 millones, generando un déficit de Bs. 56.676,2 millones, que en términos del PIB esperado equivale a 3,6 por ciento. Este resultado se espera mejore al cierre del Ejercicio Fiscal, por incremento en los ingresos corrientes, como consecuencia de una mejor valoración de los precios del crudo para la cesta petrolera venezolana.

Los desembolsos corrientes y de capital estimados del año 2012 representan Bs. 259.884,4 millones, los pagos por compromisos pendientes del año 2011 se estiman en Bs. 30.669,0 millones y los gastos por subsidios ascienden a Bs. 327,0 millones.

La política de desembolsos trazada por el Ejecutivo Nacional está basada en los lineamientos que a continuación se describen:

- La realización de los desembolsos contenidos en la ley especial de endeudamiento, dependerá de la disponibilidad efectiva de los recursos por parte de la Oficina Nacional del Tesoro (ONT)

- La proyección de los pagos del gasto de funcionamiento del presupuesto para el año 2012 y los pagos pendiente del 2011, se realiza de acuerdo al comportamiento histórico de los últimos cinco años, sin incluir los pagos correspondientes al refinanciamiento o reestructuración del servicio de deuda, ya que los mismos están referidos a la amortización.

El déficit fiscal previsto para el año 2012, se explica principalmente por los siguientes eventos:

- Estimación mesurada de los ingresos petroleros, en consideración al criterio prudencial de mínimo riesgo, la cual pretende evitar que las fluctuaciones de éstos, se traduzcan en grandes variaciones del presupuesto nacional, que incidan desfavorablemente en el logro de las metas macroeconómicas establecidas.

- Mantenimiento del gasto de capital destinado primordialmente a la inversión social y productiva, con financiamiento proveniente de incremento de pasivos, ya que se observa que la asignación para el mantenimiento de la operatividad de la administración pública es cubierta en su totalidad por los ingresos corrientes, en correspondencia con los lineamientos establecidos para la formulación presupuestaria.

CUADRO N° 9-5
RESULTADO FINANCIERO DE LA REPÚBLICA - BASE CAJA
PROYECTO DE LEY DE PRESUPUESTO AÑO 2012
(Millones de Bolívares)

CONCEPTOS	MONTOS
Ingresos	**234.204,2**
Pagos Netos	**290.880,4**
Del año vigente	259.884,4
Del año anterior	30.669,0
Subsidios Directos y Otros Pagos	327,0
Déficit Fiscal Financiero	**-56.676,2**
Déficit Fiscal Financiero - Porcentaje del PIB	**-3,6**

INFORMACIÓN ESTADÍSTICA

EXPOSICIÓN DE MOTIVOS 2012

CAPÍTULO 4

POLÍTICA PRESUPUESTARIA

Listado de cuadros del Proyecto de Ley de presupuesto

4.1 Resumen de Proyectos con Sensibilidad al Género de los Entes Descentralizados (2012)

Cuadro 4.1-1
Resumen de Proyectos con Sensibilidad al Género de los Entes Descentralizados
Proyecto de Ley de Presupuesto 2012
(En Bolivares)

CÓDIGO	DENOMINACIÓN	ENTE	DENOMINACIÓN	CÓDIGO PROYECTO	NOMBRE PROYECTO	UNIDAD DE MEDIDA	FEMENINO	MASCULINO	META TOTAL	MONTO
06	Ministerio del Poder Popular para Relaciones Exteriores	A0170	Servicio Autónomo Instituto de Altos Estudios Diplomáticos Pedro Gual	115733	Formación y capacitación en política exterior y relaciones internacionales	Ciudadano Formado	700	700	1.400	6.970.972
08	Ministerio del Poder Popular para la Defensa	A0050	Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)	114034	Administración de los recursos del fondo de pensiones del personal militar de la FAN	Beneficiario	35.280	468.792	504.072	1.144.494.156
08	Ministerio del Poder Popular para la Defensa	A0050	Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)	114047	Administracion de los recursos del fondo de cuidado integral de la salud del personal militar de la fan y familiares inmediatos	Persona Atendida	466.953	466.952	933.905	1.287.045.363
08	Ministerio del Poder Popular para la Defensa	A0065	Oficina Coordinadora de la Prestación de los Servicios Educativos del Ministerio de la Defensa (OCPSE)	113992	Servicio de administración de fondos para los centros educativos	Beneficiario	86	154	240	358.328
08	Ministerio del Poder Popular para la Defensa	A0485	Fundación de Cardiología Integral (FUNDACARDIN)	115452	Servicios medicos especializados a pacientes cardiópatas congénitos de todo el territorio nacional	Paciente Atendido	8.643	5.762	14.405	5.698.143
08	Ministerio del Poder Popular para la Defensa	A1375	Universidad Militar Bolivariana de Venezuela (UMBV)	114688	Sistema de recursos para la formación e intercambio académico	Usuario	60.595	141.389	201.984	1.800.000
08	Ministerio del Poder Popular para la Defensa	A1375	Universidad Militar Bolivariana de Venezuela (UMBV)	114743	Intercambio y gestión de conocimiento con la sociedad	Persona Atendida	299	1.195	1.494	825.000
10	Ministerio del Poder Popular para la Educación	A0129	Servicio Nacional Autónomo de Atencion Integral a la Infancia y a la Familia (SENIFA)	115106	Fortalecimiento de la atención integral de calidad a niños y niñas de 0 a 6 años de edad, familia y comunidad	Niño Atendido	130.132	130.132	260.264	602.610.482
10	Ministerio del Poder Popular para la Educación	A0135	Academia Nacional de Ciencias Económicas	114885	Difusión del conocimiento de las Ciencias Económicas.	Usuario Atendido	1.000	1.000	2.000	417.234
10	Ministerio del Poder Popular para la Educación	A0484	Fundación Nacional El Niño Simón	114837	Desarrollo integral de niños, niñas y adolescentes de los centros de formación de la Fundación Nacional "El Niño Simón"	Niña, Niño, Adolescente y Joven	14.070	9.380	23.450	174.144.452
10	Ministerio del Poder Popular para la Educación	A0484	Fundación Nacional El Niño Simon	114842	Programa Nacional Simon Rodriguez: Implementación de las actividades de Libre Desarrollo en las escuelas bolivarianas, 2012	Niña, Niño, Adolescente y Joven	13.263	5.684	18.947	72.499.264
10	Ministerio del Poder Popular para la Educacion	A0484	Fundacion Nacional El Niño Simón	114876	Proteccion y bienestar social para el buen vivir de los niños, niñas y adolescentes de la patria	Niño Atendido	6.000	9.000	15.000	13.676.384
13	Ministerio del Poder Popular para el Trabajo y Seguridad Social	A0055	Instituto Venezolano de los Seguros Sociales (IVSS)	115559	Otorgamiento de las prestaciones dinerarias a largo y corto plazo e incorporación progresiva de ciudadanos y ciudadanas al Sistema de Seguridad Social	Beneficiario	1.302.381	1.429.458	2.731.839	16.885.739.391
13	Ministerio del Poder Popular para el Trabajo y Seguridad Social	A0055	Instituto Venezolano de los Seguros Sociales (IVSS)	115640	Fortalecimiento del servicio de asistencia médica integral de manera universal, solidaria y gratuita.	Paciente	9.804.599	6.697.787	16.502.386	12.386.061.589
17	Ministerio del Poder Popular para el Ambiente	A0052	Instituto Nacional de Parques (INPARQUES)	113743	Fortalecimiento integral del sistema de parques de recreacion enmarcados en las politicas del buen vivir	Persona Atendida	5.000.000	5.172.200	10.172.200	48.160.752
26	Ministerio del Poder Popular para Relaciones Interiores y Justicia	A0229	Fundación Venezolana para la Prevención y Tratamiento del Consumo de Drogas (FUNDAPRET)	116398	fortalecimiento de proyectos comunitarios que promueva la prevención integral social relacionadas con el problema del tráfico y consumo de sustancias estupefacientes y psicotrópicas.(fase II)	Niña, Niño, Adolescente y Joven	4.754.903	4.000.000	8.754.903	417.861.494
26	Ministerio del Poder Popular para Relaciones Interiores y Justicia	A1358	Universidad Nacional Experimental de la Seguridad (UNES)	116235	Capacitación y Formación de Discentes , Funcionarios y Funcionarias de los distintos Cuerpos de Seguridad Ciudadana en los Centros de Formación a Nivel Nacional	Alumno	3.450	8.050	11.500	186.090.090
33	Vicepresidencia de la Republica	A0312	Fundación para el Desarrollo de la Región Centro Occidental de Venezuela (FUDECO)	115172	Reposicionamiento socioproductivo para una producción socialista en fincas cafetaleras	Beneficiario	200	300	500	3.354.546
33	Vicepresidencia de la Republica	A0460	Fundación Misión Milagro	115543	Revisión, rectificación y reimpulso de la Fundación Misión Milagro en el Ámbito Nacional e Internacional	Paciente	70.000	50.000	120.000	20.140.000

Cuadro 4.1-2
Resumen de Proyectos con Sensibilidad al Género de los Entes Descentralizados
Proyecto de Ley de Presupuesto 2012
(En Bolívares)

CÓDIGO	DENOMINACIÓN	ENTE	DENOMINACIÓN	CÓDIGO PROYECTO	NOMBRE PROYECTO	UNIDAD DE MEDIDA	FEMENINO	MASCULINO	META TOTAL	MONTO
35	Ministerio del Poder Popular para la Educación Universitaria	A0006	Colegio Universitario Francisco de Miranda	113739	Sistemas de Recursos para la Formación e Intercambio Académico.	Usuario	3.363	1.811	5.174	216.000
35	Ministerio del Poder Popular para la Educación Universitaria	A0007	Colegio Universitario de Caracas	113908	Formación en Carreras	Alumno Atendido	2.205	945	3.150	12.050.201
35	Ministerio del Poder Popular para la Educación Universitaria	A0009	Colegio Universitario de Los Teques Cecilio Acosta "CULTCA"	113765	Programas nacionales de formación	Alumno Atendido	1.778	1.466	3.244	3.990.705
35	Ministerio del Poder Popular para la Educación Universitaria	A0009	Colegio Universitario de Los Teques Cecilio Acosta "CULTCA"	113847	Formación en Carreras	Alumno Atendido	3.342	1.390	4.732	10.554.721
35	Ministerio del Poder Popular para la Educación Universitaria	A0009	Colegio Universitario de Los Teques Cecilio Acosta "CULTCA"	113867	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	5.120	2.856	7.976	2.709.045
35	Ministerio del Poder Popular para la Educación Universitaria	A0009	Colegio Universitario de Los Teques Cecilio Acosta "CULTCA"	113930	Formación de Postgrado o Estudios Avanzados	Alumno Atendido	179	94	273	116.262
35	Ministerio del Poder Popular para la Educación Universitaria	A0011	Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)	114217	Programa de Fomento de la Educación Universitaria mediada por las TICL	Capacitación	200	175	375	7.910.340
35	Ministerio del Poder Popular para la Educación Universitaria	A0011	Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)	114311	Fortalecimiento de los mecanismos de inclusión que favorezcan el Ingreso y la Prosecución a la educación	Aspirante	400.466	400.000	800.466	22.673.031
35	Ministerio del Poder Popular para la Educación Universitaria	A0026	Instituto Universitario de Tecnología Jacinto Navarro Vallenilla, Carúpano	114305	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	4.277	5.274	9.551	1.723.736
35	Ministerio del Poder Popular para la Educación Universitaria	A0028	Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital	113694	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	2.651	2.169	4.820	352.990
35	Ministerio del Poder Popular para la Educación Universitaria	A0030	Instituto Universitario de Tecnología Agroindustrial Región Los Andes	114152	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	8.000	7.000	15.000	490.109
35	Ministerio del Poder Popular para la Educación Universitaria	A0032	Instituto Universitario de Tecnología de los Llanos	114456	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	5.611	4.771	10.382	430.000
35	Ministerio del Poder Popular para la Educación Universitaria	A0033	Instituto Universitario de Tecnología de Maracaibo	114557	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	6.025	5.760	11.785	6.021.476
35	Ministerio del Poder Popular para la Educación Universitaria	A0034	Instituto Universitario de Tecnología de Ejido	114874	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	5.070	2.730	7.800	280.000
35	Ministerio del Poder Popular para la Educación Universitaria	A0035	Instituto Universitario de Tecnología de Yaracuy	115051	Formación de Postgrado o Estudios Avanzados	Usuario	106	100	206	9.100
35	Ministerio del Poder Popular para la Educación Universitaria	A0036	Instituto Universitario de Tecnología de Puerto Cabello	114344	Sistema de Recursos para la Formación e Intercambio Académico.	Usuario	250	2.950	3.200	47.795
35	Ministerio del Poder Popular para la Educación Universitaria	A0038	Instituto Universitario de Tecnología de Valencia	113684	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	1.306	1.894	3.200	3.800.368
35	Ministerio del Poder Popular para la Educación Universitaria	A0038	Instituto Universitario de Tecnología de Valencia	113734	Sistema de Apoyo al desarrollo Estudiantil	Alumno	1.742	1.458	3.200	19.967.820
35	Ministerio del Poder Popular para la Educación Universitaria	A0039	Instituto Universitario de Tecnología del Estado Trujillo	113907	Formación de Postgrado o Estudios Avanzados	Alumno Atendido	251	249	500	232.480
35	Ministerio del Poder Popular para la Educación Universitaria	A0039	Instituto Universitario de Tecnología del Estado Trujillo	113913	Sistema de Recursos para la Formación e Intercambio Académico	Usuario Atendido	5.000	3.479	8.479	459.840
35	Ministerio del Poder Popular para la Educación Universitaria	A0039	Instituto Universitario de Tecnología del Estado Trujillo	114036	Sistema de Apoyo del Desarrollo Estudiantil	Alumno Atendido	5.109	2.914	8.023	12.771.371
35	Ministerio del Poder Popular para la Educación Universitaria	A0042	Instituto Universitario de Tecnología de Cabimas	115247	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	1.432	1.432	2.864	1.296.700
35	Ministerio del Poder Popular para la Educación Universitaria	A0043	Instituto Universitario de Tecnología del Estado Portuguesa	113714	Sistemas de Recursos para la Formación e Intercambio Académico	Usuario	11.313	7.542	18.855	4.087.046

Cuadro 4.1-3
Resumen de Proyectos con Sensibilidad al Género de los Entes Descentralizados
Proyecto de Ley de Presupuesto 2012
(En Bolívares)

CÓDIGO	DENOMINACIÓN	ENTE	DENOMINACIÓN	CÓDIGO PROYECTO	NOMBRE PROYECTO	UNIDAD DE MEDIDA	FEMENINO	MASCULINO	META TOTAL	MONTO
35	Ministerio del Poder Popular para la Educacion Universitaria	A0045	Instituto Universitario de Tecnologia de Cumana	114340	Formación en Carreras	Alumno Atendido	600	621	1.221	25.007.279
35	Ministerio del Poder Popular para la Educación Universitaria	A0045	Instituto Universitario de Tecnologia de Cumana	114341	Programas Nacionales de Formación	Alumno Atendido	5.404	3.612	9.016	27.668.403
35	Ministerio del Poder Popular para la Educación Universitaria	A0045	Instituto Universitario de Tecnologia de Cumana	114351	Sistemas de Apoyo al Desarrollo Estudiantil	Alumno Atendido	5.404	3.612	9.016	11.798.262
35	Ministerio del Poder Popular para la Educación Universitaria	A0048	Instituto Universitario de Tecnologia del Oeste "Mariscal Sucre"	113676	Sistema de Recursos para la formación e Intercambio Académico	Usuario	3.828	2.552	6.380	236.004
35	Ministerio del Poder Popular para la Educación Universitaria	A0053	Instituto Universitario de Tecnologia Dr. Delfin Mendoza, Tucupita	114850	Sistema de Recursos para la Formación e intercambio Academico	Usuario Atendido	5.040	3.360	8.400	1.955.778
35	Ministerio del Poder Popular para la Educación Universitaria	A0060	Instituto Universitario de Tecnologia de Caripito	114322	Programas Nacionales de Formación	Alumno Atendido	1.593	3.147	4.740	15.706.919
35	Ministerio del Poder Popular para la Educación Universitaria	A0060	Instituto Universitario de Tecnologia de Caripito	114416	Formación de Carrera	Alumno Atendido	450	811	1.261	3.755.305
35	Ministerio del Poder Popular para la Educación Universitaria	A0060	Instituto Universitario de Tecnologia de Caripito	114605	Sistema de Recursos para la Formación e Intercambio académico	Usuario Atendido	1.593	3.147	4.740	260.000
35	Ministerio del Poder Popular para la Educación Universitaria	A0081	Universidad Nacional Experimental Politécnica Antonio Jose de Sucre (UNEXPO)	115770	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	11.782	23.980	35.762	7.876.711
35	Ministerio del Poder Popular para la Educación Universitaria	A0083	Universidad de Los Andes (ULA)	113836	Sistema de Recursos para la Formación e Intercambio Académico	Usuario Atendido	1.869.076	1.795.779	3.664.855	23.405.745
35	Ministerio del Poder Popular para la Educación Universitaria	A0085	Universidad Nacional Experimental Rafael Maria Baralt (UNERMB)	114558	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	11.205	6.100	17.305	3.521.218
35	Ministerio del Poder Popular para la Educacion Universitaria	A0086	Universidad Nacional Experimental Simón Bolivar (USB)	113835	Sistema de Recursos para la Formación e Intercambio Académico	Usuario Atendido	5.649	6.564	12.213	25.154.982
35	Ministerio del Poder Popular para la Educación Universitaria	A0087	Universidad Nacional Abierta (UNA)	114555	Sistema de Recursos para la Formacion e Intercambio Académico	Usuario	178.880	0	178.880	9.748.818
35	Ministerio del Poder Popular para la Educación Universitaria	A0088	Universidad Nacional Experimental de Guayana (UNEG)	114124	Sistema de Recursos para la Formación e Intercambio Académico.	Usuario	194.008	113.941	307.949	6.200.984
35	Ministerio del Poder Popular para la Educación Universitaria	A0089	Universidad Centroccidental Lisandro Alvarado (UCLA)	114606	Sistemas de recursos para la formación e intercambio académico	Usuario Atendido	20.578.801	13.719.200	28.166.150	11.050.410
35	Ministerio del Poder Popular para la Educación Universitaria	A0091	Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)	114609	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	953.197	513.261	1.466.458	9.104.273
35	Ministerio del Poder Popular para la Educación Universitaria	A0092	Universidad Nacional Experimental del Táchira (UNET)	114003	Sistema de Recursos Para la Formacion e Intercambio Académico	Usuario	6.224	7.607	13.831	3.195.348
35	Ministerio del Poder Popular para la Educación Universitaria	A0093	Universidad Central de Venezuela (UCV)	113832	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	1.168.635	1.078.740	2.247.124	50.025.674
35	Ministerio del Poder Popular para la Educación Universitaria	A0095	Universidad Nacional Experimental Simón Rodriguez (UNESR)	113846	Sistema de Recursos para la Formación e Intercambio Académico	Usuario Atendido	48.312	32.208	80.520	7.027.462
35	Ministerio del Poder Popular para la Educación Universitaria	A0095	Universidad Nacional Experimental Simón Rodriguez (UNESR)	113863	Sistemas de apoyo al desarrollo estudiantil	Alumno Atendido	116.601	63.399	180.000	29.834.422
35	Ministerio del Poder Popular para la Educación Universitaria	A0096	Universidad Nacional Experimental Francisco de Miranda (UNEFM)	114519	Sistema de Recursos para la Formacion e Intercambio Académico	Usuario	17.218	13.200	30.418	2.367.089
35	Ministerio del Poder Popular para la Educación Universitaria	A0186	Universidad Nacional Experimental del Yaracuy (UNEY)	115285	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	21.784	32.676	54.460	1.067.516
35	Ministerio del Poder Popular para la Educación Universitaria	A0196	Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	114148	Sistema de Recursos para la Formación e Intercambio Académico.	Usuario	14.150	9.434	23.584	18.457

Cuadro 4.1-4
Resumen de Proyectos con Sensibilidad al Género de los Entes Descentralizados
Proyecto de Ley de Presupuesto 2012
(En Bolívares)

CÓDIGO	DENOMINACIÓN	ENTE	DENOMINACIÓN	CÓDIGO PROYECTO	NOMBRE PROYECTO	UNIDAD DE MEDIDA	FEMENINO	MASCULINO	META TOTAL	MONTO
35	Ministerio del Poder Popular para la Educación Universitaria	A0208	Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)	115139	PNF	Alumno	80	70	150	100.000
35	Ministerio del Poder Popular para la Educación Universitaria	A0208	Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)	115210	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	4.350	3.868	8.218	4.118.295
35	Ministerio del Poder Popular para la Educación Universitaria	A0208	Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)	115302	POSTG	Alumno	140	110	250	349.529
35	Ministerio del Poder Popular para la Educación Universitaria	A0307	Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)	114378	Atención Médico Hospitalaria a los Estudiantes Universitarios del Sector Público a Nivel Nacional	Alumno Atendido	9.000	5.000	14.000	19.249.099
35	Ministerio del Poder Popular para la Educación Universitaria	A0942	Universidad Bolivariana de Venezuela (UBV)	115336	Sistema de Recursos para la Formación e Intercambio Académico	Usuario Atendido	724.000	1.086.000	1.810.000	10.315.480
35	Ministerio del Poder Popular para la Educación Universitaria	A0942	Universidad Bolivariana de Venezuela (UBV)	115337	Sistema de Apoyo al Desarrollo Estudiantil	Alumno Atendido	1	1	2	30.428.476
35	Ministerio del Poder Popular para la Educación Universitaria	A0952	Universidad Deportiva del Sur	114104	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	1.312	3.288	4.600	845.194
35	Ministerio del Poder Popular para la Educación Universitaria	A1322	Universidad Nacional Experimental de las Artes (UNEARTE)	113860	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	77.358	51.572	128.930	1.846.742
35	Ministerio del Poder Popular para la Educación Universitaria	A1350	Universidad Bolivariana de Trabajadores "Jesús Rivero"	115055	Programas Nacionales de Formación	Alumno Atendido	2.989	1.994	4.983	1.050.000
35	Ministerio del Poder Popular para la Educación Universitaria	A1364	Universidad Politécnica Territorial del Alto Apure Pedro Camejo	114359	Sistema de Recursos para la Formación e Intercambio Académico	Alumno Atendido	700	1.100	1.800	563.570
35	Ministerio del Poder Popular para la Educación Universitaria	A1364	Universidad Politécnica Territorial del Alto Apure Pedro Camejo	114369	Sistema de Apoyo al Desarrollo Estudiantil	Alumno Atendido	764	1.146	1.910	6.400.325
35	Ministerio del Poder Popular para la Educación Universitaria	A1365	Universidad Politécnica Territorial del Estado Barinas José Félix Ribas	115626	Sistema de recursos para formación e intercambio académico	Usuario	770	1.430	2.200	120.000
35	Ministerio del Poder Popular para la Educación Universitaria	A1366	Universidad Politécnica Territorial de Barlovento Argelia Laya	114233	Sistema de Recursos para la Formación e Intercambio	Usuario Atendido	2.250	1.760	4.010	521.617
35	Ministerio del Poder Popular para la Educación Universitaria	A1366	Universidad Politécnica Territorial de Barlovento Argelia Laya	114308	Sistema de Apoyo al Desarrollo Estudiantil	Alumno Atendido	2.250	1.760	4.010	3.179.453
35	Ministerio del Poder Popular para la Educación Universitaria	A1367	Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco	115518	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	16.300	16.300	32.600	4.788.236
35	Ministerio del Poder Popular para la Educación Universitaria	A1368	Universidad Politécnica Territorial del Norte del Táchira Manuela Saenz	113838	Sistema de Recursos para la Formación e intercambio académico	Usuario Atendido	780	780	1.560	11.320
35	Ministerio del Poder Popular para la Educación Universitaria	A1369	Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa	114083	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	7.199	12.451	19.650	4.505.960
37	Ministerio del Poder Popular del Despacho de la Presidencia	A0198	Instituto Nacional de Estadística (INE)	115797	Divulgación de la Información Estadística Oficial 2012	Usuario Atendido	2.800	2.373	5.173	7.358.779
37	Ministerio del Poder Popular del Despacho de la Presidencia	A0369	Fundación Musical Simón Bolívar (Fundamusical Bolívar)	116174	Centro Nacional de Acción Social por la Música	Niña, Niño, Adolescente y Joven	1	0	1	20.658.720
44	Ministerio del Poder Popular para el Turismo	A0943	Colegio Universitario Hotel Escuela de los Andes Venezolanos (CUHELAV)	115648	Plan de Formación Integral Universitario Turístico	Alumno Atendido	1.571	923	2.494	7.238.854

Cuadro 4.1-5
Resumen de Proyectos con Sensibilidad al Género de los Entes Descentralizados
Proyecto de Ley de Presupuesto 2012
(En Bolívares)

CÓDIGO	DENOMINACIÓN	ENTE	DENOMINACIÓN	CÓDIGO PROYECTO	NOMBRE PROYECTO	UNIDAD DE MEDIDA	FEMENINO	MASCULINO	META TOTAL	MONTO
45	Ministerio del Poder Popular para la Energía y Petróleo	A0356	Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"	115920	Educación Inicial a 500 Alumnos (as) hijos de los trabajadores del MENPET y entes Adscritos	Alumno	298	202	500	11.116.169
45	Ministerio del Poder Popular para la Energía y Petróleo	A0356	Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"	116004	Educacion inicial a 80 alumnos (as), para los hijos de los damnificados albergados, en la sede del MENPET ubicados en la Avenida Libertador	Alumno	48	32	80	2.745.569
45	Ministerio del Poder Popular para la Energía y Petróleo	A0361	Fundación Oro Negro	115269	Ejecución y coordinación de la Misión Barrio Adentro Deportivo a nivel nacional en el año 2012	Beneficiario	2.264.000	2.264.000	4.528.000	36.594.880
45	Ministerio del Poder Popular para la Energía y Petróleo	A0361	Fundación Oro Negro	115406	Recreación como medio para desarrollar valores culturales en los niños, niñas, adolescentes y jovenes de los hijos y familiares de los Trabajadores del MENPET y sus Entes adscritos; así como niños y niñas de las comunidades populares de Caracas en el año 2012	Niña, Niño, Adolescente y Joven	2.000	2.000	4.000	5.021.264
45	Ministerio del Poder Popular para la Energía y Petróleo	A0418	Fundación Misión Ribas	115736	Misión Ribas 2012	Vencedor (a)	390.000	260.000	650.000	3.416.167.826
45	Ministerio del Poder Popular para la Energía y Petróleo	A0900	Ente Nacional del Gas (ENAGAS)	115434	Asesoria técnica en el sector energético y de hidrocarburos	Hora Hombre	33.280	29.120	62.400	6.134.400
46	Ministerio del Poder Popular para la Cultura	A0002	Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas	113623	Fortalecimiento y reimpulso del Sistema Nacional de Bibliotecas y la Biblioteca Nacional	Usuario	471.530	202.087	673.617	112.490.954
46	Ministerio del Poder Popular para la Cultura	A0821	Centro Nacional Autónomo de Cinematografía (CNAC)	113752	Estímulo y fomento a la creación de la producción cinematográfica	Apoyo	50	50	100	91.930.667
53	Ministerio del Poder Popular para el Comercio	A1344	Instituto para la Defensa de las Personas en el Acceso a Bienes y Servicios (INDEPABIS)	114661	Planes de información y formación para el fortalecimiento de la organización social y el poder popular en la defensa a las personas en el acceso a los bienes y servicios	Ciudadano Formado	9.000	9.000	18.000	4.494.831
54	Ministerio del Poder Popular para la Salud	A0025	Instituto Autónomo Hospital Universitario de Caracas (HUC)	114099	Atención integral, oportuna y gratuita al paciente que ingresa a los diferentes servicios médicos del Hospital Universitario de Caracas.	Paciente Atendido	120.692	181.038	301.730	542.509.931
54	Ministerio del Poder Popular para la Salud	A0153	Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)	114012	Atención integral oportuna y gratuita a los pacientes que acuden a los servicios prestados por el Servicio Autónomo Hospital Universitario de Maracaibo.	Paciente Atendido	176.728	173.088	265.860	453.376.097
54	Ministerio del Poder Popular para la Salud	A0181	Servicio Autónomo Instituto de Biomedicina	114019	Atención integral a los pacientes con enfermedades endémicas y dermatológicas en el ámbito nacional	Paciente Atendido	24.000	24.000	48.000	23.265.909
54	Ministerio del Poder Popular para la Salud	A0306	Fundación "José Félix Ribas" (FUNDARIBAS)	114011	Prevención, atención, tratamiento, rehabilitación e inclusión social de niños, niñas, adolescentes y adultos con problemas de adicción	Paciente Atendido	3.325	9.975	13.300	28.980.525
54	Ministerio del Poder Popular para la Salud	A0445	Fundación Hospital Cardiológico Infantil Latinoamericano Dr. Gilberto Rodríguez Ochoa	113946	Atención integral médico-quirúrgica a la población infantil y adolescentes con patología cardiovascular congénita y/o adquirida a nivel nacional e internacional.	Paciente Atendido	531	649	1.180	70.008.957
54	Ministerio del Poder Popular para la Salud	A0446	Fundación Misión Barrio Adentro	114065	Fortalecimiento de los Consultorios Populares de Barrio Adentro I	Paciente Atendido	5.645.604	5.211.326	10.856.930	581.724.356

Cuadro 4.1-6
Resumen de Proyectos con Sensibilidad al Género de los Entes Descentralizados
Proyecto de Ley de Presupuesto 2012
(En Bolívares)

CÓDIGO	DENOMINACIÓN	ENTE	DENOMINACIÓN	CÓDIGO PROYECTO	NOMBRE PROYECTO	UNIDAD DE MEDIDA	FEMENINO	MASCULINO	META TOTAL	MONTO
54	Ministerio del Poder Popular para la Salud	A0818	Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena. Estado Bolívar (CENASAI BOLÍVAR)	113864	Atención Integral en salud a las comunidades indígenas ubicadas en áreas de difícil acceso del estado Bolívar	Indígena Atendido	3.821	7.097	10.918	3.910.011
56	Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias	A0318	Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)	114166	Fortalecimiento de la construcción de la nueva institucionalidad entre los actores del sistema de ciencia, tecnología, innovación e industrias intermedias presentes en el estado Falcón, para el fortalecimiento del Poder Popular	Apoyo Otorgado	150	142	292	1.011.558
56	Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias	A0319	Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)	114010	Investigación y Formación para una Nueva Cultura de la Ciencia y la tecnología orientada a la Innovación Integral en los Procesos de Producción del Conocimiento	Capacitación	200	300	500	495.587
56	Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias	A0320	Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)	113975	Apoyo a la organización comunitaria en actividades para el desarrollo científico, tecnológico y socioproductivo del Estado Mérida	Beneficiario	11.000	10.000	15.000	3.010.642
56	Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias	A0464	Fundación Infocentro	114258	Incremento y Consolidación de espacios sociotecnológicos comunitarios (Fase III)	Usuario Atendido	150.000	100.000	250.000	81.801.578
57	Ministerio del Poder Popular para las Comunas y Protección Social	A0480	Fundación Misión Negra Hipólita	115510	Inclusión social a ciudadanas y ciudadanos en situación de calle y sus grupos familiares	Ciudadano Atendido	3.200	4.800	8.000	333.024.614
57	Ministerio del Poder Popular para las Comunas y Protección Social	A0487	Fundación "Misión Che Guevara"	115477	Plan para la Inserción Laboral y Socio Productiva de la Misión Che Guevara 2012.	Misionero (a)	633	998	1.631	10.776.198
57	Ministerio del Poder Popular para las Comunas y Protección Social	A0910	Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)	115502	Prevención, Atención y Protección Integral de Niños, Niñas y Adolescentes.	Niña, Niño, Adolescente y Joven	10.175	10.175	20.350	267.234.999
57	Ministerio del Poder Popular para las Comunas y Protección Social	A0910	Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)	115520	Protección y Atención Integral de Niños, Niñas y Adolescentes.	Niña, Niño, Adolescente y Joven	12.000	12.000	24.000	22.765.001
57	Ministerio del Poder Popular para las Comunas y Protección Social	A0950	Instituto Nacional de Servicios Sociales (INASS)	115517	Fortalecimiento de la Atención Integral al Adulto y Adulta Mayor y Otras Categorías de Personas como Compromiso Social y Humanista con la Nación	Adulto y Adulta Mayor Atendidos	327.764	202.008	529.772	610.334.169
58	Ministerio del Poder Popular para la Mujer y la Igualdad de Género	A0456	Fundación Misión Madres del Barrio Josefa Joaquina Sánchez	115634	"Protección e Inclusión Integral a las Madres Amas de Casa y sus Familias en Condición de Pobreza Extrema"	Persona Atendida	50.000	50.000	100.000	687.804.892
58	Ministerio del Poder Popular para la Mujer y la Igualdad de Género	A0936	Instituto Nacional de la Mujer (INAMUJER)	115752	Fomentar y Fortalecer la Participación Protagónica con Perspectiva de género de las Mujeres	Mujer Organizada	16.000	0	16.000	6.952.607
58	Ministerio del Poder Popular para la Mujer y la Igualdad de Género	A0936	Instituto Nacional de la Mujer (INAMUJER)	115800	Ejecutar acciones estratégicas para una Venezuela con justicia social e igualdad de género y libre de toda forma de violencia contra las mujeres.	Mujer Atendida	8.480	0	8.480	20.857.823

Cuadro 4.1-7
Resumen de Proyectos con Sensibilidad al Género de los Entes Descentralizados
Proyecto de Ley de Presupuesto 2012
(En Bolívares)

CÓDIGO	DENOMINACIÓN	ENTE	DENOMINACIÓN	CÓDIGO PROYECTO	NOMBRE PROYECTO	UNIDAD DE MEDIDA	FEMENINO	MASCULINO	META TOTAL	MONTO
58	Ministerio del Poder Popular para la Mujer y la Igualdad de Género	A0936	Instituto Nacional de la Mujer (INAMUJER)	115804	Defensa y atención de las mujeres para la igualdad de condiciones bajo los principios de la justicia social, equitativa, protagónica y paritaria	Mujer Atendida	26.701	0	26.701	6.535.289
58	Ministerio del Poder Popular para la Mujer y la Igualdad de Género	A0936	Instituto Nacional de la Mujer (INAMUJER)	115820	Fortalecimiento Familiar y Comunitario para la Prevención, Atención y Responsabilidad del Embarazo en adolescentes	Niña, Niño, Adolescente y Joven	37.440	24.492	61.932	15.990.998
58	Ministerio del Poder Popular para la Mujer y la Igualdad de Género	A0936	Instituto Nacional de la Mujer (INAMUJER)	116022	Atención Integral a las mujeres privadas de libertad para el mejoramiento de su calidad de vida y posterior reinserción en la sociedad.	Mujer Atendida	1.400	0	1.400	3.476.304
E5000	Distrito Capital	A0227	Fundación para los Niños, Niñas y Adolescentes del Distrito Capital	116336	Atención Integral dirigido a niños, niñas y adolescentes del Distrito Capital	Niña, Niño, Adolescente y Joven	26.680	16.120	42.800	10.000.000
TOTAL NÚMERO DE PROYECTOS					**117**	**TOTAL MONTO ASIGNADO**				**41.242.320.089**

Fuente: Onapre

CAPÍTULO 5

PRESUPUESTO DE INGRESOS Y FUENTES DE FINANCIAMIENTO

Listado de cuadros de la serie estadística (2007- 2012)

CAPÍTULO 5

PRESUPUESTO DE INGRESOS Y FUENTES DE FINANCIAMIENTO

Listado de cuadros de la serie estadística (2007- 2012)

Cuadro 5.1-1
Ingresos y Fuentes de Financiamiento de la República
(Miles de Bolívares)
2007 - 2012

CONCEPTOS	2007 1/	2008 2/	2009 3/	2010 3/	2011 4/	2012 5/
A. INGRESOS CORRIENTES	**138.487.382**	**165.151.932**	**150.130.163**	**196.479.916**	**256.022.293**	**233.064.934**
A.1 INGRESOS CORRIENTES ORDINARIOS	130.121.354	151.974.480	137.091.870	165.359.372	226.822.095	233.064.934
1. Petroleros	71.716.843	82.420.369	53.230.829	60.823.341	81.890.941	67.813.120
1.1 Ingresos Tributarios	20.025.714	17.834.247	12.944.054	8.705.068	16.888.391	8.500.000
Impuestos Directos	20.025.714	17.834.247	12.944.054	8.705.068	16.888.391	8.500.000
- Impuesto Sobre la Renta	20.025.714	17.834.247	12.944.054	8.705.068	16.888.391	8.500.000
1.2 Ingresos no Tributarios	51.691.128	64.586.122	40.286.775	52.118.273	65.002.550	59.313.120
- Ingresos del Dominio Petrolero	46.159.128	60.286.122	35.986.775	47.818.273	60.702.550	53.313.120
- Utilidades, Rentas y Dividendos	5.532.000	4.300.000	4.300.000	4.300.000	4.300.000	6.000.000
Dividendos de petróleos de Venezuela, S.A. (Pdvsa)	5.532.000	4.300.000	4.300.000	4.300.000	4.300.000	6.000.000
2. No Petroleros	58.404.511	69.554.112	83.861.041	104.536.031	144.931.154	165.251.814
2.1 Ingresos Tributarios	56.320.241	66.740.192	81.149.273	102.724.835	139.465.465	162.409.856
Impuestos Directos	16.828.420	21.926.436	26.494.065	28.358.379	35.730.226	43.230.005
- Impuesto Sobre la Renta	16.710.213	21.808.828	26.318.592	28.136.707	35.503.499	42.922.719
Hierro	30.878	18.173	36.725	0	0	0
Otros minerales	30.795	0	152.397	0	0	0
Otras actividades 6/	16.648.539	21.790.654	26.129.470	28.136.707	35.503.499	42.922.719
- Impuesto Sobre Herencias, Legados y Regalos	118.207	117.609	175.472	221.672	226.726	307.286
Impuestos sobre sucesiones, donaciones y demás ramos conexos	118.207	117.609	175.472	221.672	226.726	307.286
Impuestos Indirectos	39.491.821	44.813.756	54.655.209	74.366.456	103.735.240	119.179.851
- Impuestos de Importación	8.284.436	7.340.893	5.914.033	8.503.599	12.262.702	12.139.731
- Impuestos sobre la produccón, el consumo y las transacciones financieras	31.110.734	37.295.901	48.537.931	65.631.373	91.274.224	106.655.500
Impuesto al valor agregado (Neto)	27.563.750	31.335.409	41.627.791	56.100.545	75.071.781	87.160.301
Impuestos de licores	1.074.282	1.318.883	1.764.667	2.191.527	2.590.290	3.645.942
Impuestos de cigarrillos	1.365.693	3.236.850	4.204.315	5.400.864	6.190.422	8.873.916
Impuesto a la producción de fósforos	1.660	972	2.183	13.695	1.931	0
Impuesto al consumo general a la gasolina	156.823	192.507	172.781	246.958	502.674	1.152.261
Impuesto al consumo general de otros derivados del petróleo	541.929	965.492	564.175	949.801	3.410.366	2.874.949
Impuesto al consumo propio de gasolina	2.330	274	199	191	4.388	5.704
Impuesto al consumo propio de otros derivados del petróleo	2.848	15.608	18.698	82.825	933.701	193.945
Impuesto sobre telecomunicaciones	401.419	229.906	183.122	644.966	2.568.670	2.748.482
- Impuestos a las actividades de juegos de envite o azar	96.652	176.961	203.244	231.483	198.314	384.620
2.2 Ingresos no Tributarios	791.639	951.816	659.896	1.267.361	2.514.417	1.929.341
Ingresos por Tasas	630.787	887.991	573.163	1.267.361	2.160.087	1.550.199
Servicios de aduana	527.917	792.046	514.459	1.215.980	1.506.782	812.216
Servicio de telecomunicaciones	0	0	0	0	54.371	57.252
Servicio de riego y drenaje	0	1	0	0	0	0
Bandas de garantía, cápsulas y sellos	13.633	32.552	0	0	34.435	75.809
Timbres fiscales	71.400	56.554	58.705	51.381	265.250	283.819
Servicios sociales y administrativos	17.836	6.838	0	0	299.249	321.103
Ingresos del Dominio Minero	160.851	63.825	86.733	0	354.330	379.142
Hierro	16.216	9.887	18.314	0	148.280	158.665
Otros minerales	144.635	53.938	68.420	0	206.050	220.477

Cuadro 5.1-2
Ingresos y Fuentes de Financiamiento de la República
(Miles de Bolívares)
2007 - 2012

CONCEPTOS	2007 1/	2008 2/	2009 3/	2010 3/	2011 4/	2012 5/
2.3 Ingresos por la Venta de Bienes y Servicios de la Administración Pública	1.079	1.962	0	0	0	0
Ingresos por la venta de publicaciones oficiales y formularios	1.079	1.962	0	0	0	0
2.4 Ingresos de la Propiedad	233.289	448.863	151.237	0	1.377.775	1.968
Utilidades Netas Semestrales BCV	71.279	442.379	151.083	0	109.567	0
Alquileres	875	134	154	0	1.840	1.968
Utilidades de acciones y participaciones del sector privado empresarial	86	1	0	0	0	0
Intereses por depósitos a plazo fijo	45.318	19	0	0	0	0
Intereses por depósitos a la vista	115.731	6.330	0	0	0	0
Dividendos Cantv 7/	0	0	0	0	1.266.368	0
2.5 Otros Ingresos	1.058.264	1.411.279	1.900.634	543.835	1.573.497	910.649
2.5.1 Otros Ingresos Ordinarios Seniat	0	1.277.261	1.700.131	543.835	722.431	0
2.5.2 Diversos Ingresos	675.795	65.598	51.551	0	475.936	142.954
Multas por varios ramos	288.237	52.452	17.497	0	77.292	103.004
Intereses moratorios	387.557	13.066	33.600	0	398.611	39.826
Reparos fiscales	1	80	454	0	32	124
2.5.3 Otros Ingresos Ordinarios	382.469	68.420	148.952	0	375.130	767.695
A.2 INGRESOS CORRIENTES EXTRAORDINARIOS	8.366.028	13.177.452	13.038.293	31.120.544	29.200.198	0
1. Petroleros	0	0	0	0	0	0
1.1 No Tributarios	0	0	0	0	0	0
2. No Petroleros	8.366.028	13.177.452	13.038.293	31.120.544	29.200.198	0
2.1 Tributarios	2.557.947	6.133.894	0	0	0	0
- Impuesto a las Transacciones Financieras	2.557.947	6.133.894	0	0	0	0
2.2 No Tributarios	5.808.080	7.043.558	13.038.293	31.120.544	29.200.198	0
- Otros Ingresos Extraordinarios:	5.808.080	7.043.558	13.038.293	31.120.544	29.200.198	0
Intereses de inversiones	857.571	1.407.128	869.487	0	0	0
Dividendos Cantv	0	576.478	633.187	1.025.760	0	0
Dividendos extraordinarios Banco Agrícola	0	0	0	50.000	0	0
Dividendos Banco de Venezuela	0	0	0	685.673	925.136	0
Prima por emisión de bonos	1.662.731	0	0	0	0	0
Ingresos por obtención indebida de devoluciones o reintegros	391.323	0	0	0	0	0
Finiquito de fideicomiso	0	0	0	0	203.427	0
Prima y utilidades Bonos del Sur II	470.259	0	0	0	0	0
Otras operaciones de inversiones	631.812	1.394.652,0	7.030.159	0	0	0
Devolución de fondos	8.766	0	0	0	0	0
Reintegros por siniestros	227	0	0	0	0	0
Transferencia del Fonden C.A. al Tesoro Nacional Fondo Miranda III	1.083.750	0	0	0	0	0
Otorgamiento concesión Movilnet	258.000	0	0	0	0	0
Donación de la Comunidad Económica Europea	3.239	0	0	0	0	0
Ingresos por indemnización	100	0	0	0	0	0
Prima bonos (oferta combinada Bonos Soberanos Internacionales 2023-2028)	0	844.000	0	0	0	0
Traspasos del Fonden al Fondo Simón Bolívar	0	2.812.997	0	0	0	0
Transferencia de recursos del servicio autónomo de Registro y Notaría "Fondo Renot"	0	0	290.000	162.943	0	0
Transferencia del Fondo MAO proveniente de Bandes	0	0	200.000	0	0	0
Prima de Boden y TICC, Bonos del Sur III	440.228	0	0	0	0	0
Ingresos por la venta de otros bienes y servicios	76	0	0	0	0	0
Prima por bonos soberanos 2019 y 2024	0	0	4.015.460	0	0	0
Fondo Independencia	0	0	0	19.557.812	18.515.104	0
Diferencial cambiario	0	0	0	591.255	0	0
Obtención indebida de devoluciones y reintegros	0	8.302	0	5.064	0	0
Operaciones de inversiones ONT	0	0	0	1.230.254	1.419.845	0
Intereses generados otros organismos	0	0	0	5.967	0	0
Ventajas especiales por hidrocarburos	0	0	0	53.113	9.091	0
Diferencial cambiario del Bono soberano amortizable 2022	0	0	0	5.100.000	0	0
Dividendos de Bolipuertos	0	0	0	165.000	250.000	0
Prima por operaciones de crédito público por gestión fiscal	0	0	0	742.002	0	0
Ganancia cambiaria por operaciones de crédito público por gestión fiscal	0	0	0	1.383.590	0	0
Fondo Siembra	0	0	0	322.111	0	0
Fondo de eficiencia socialista	0	0	0	20.000	0	0
Fondo MAO para financiar créditos adicionales	0	0	0	20.000	0	0
Liquidación del fideicomiso de pasivos de la República	0	0	0	0	38.943	0
Pagos de obligaciones petroleras no procedentes	0	0	0	0	167	0
Remanentes (capital+intereses) de fideicomiso de proyectos no ejecutados por parte del FIDES	0	0	0	0	60.966	0
Intereses acumulados del fideicomiso de emergencia suscrito entre Bandes y la República	0	0	0	0	29.241	0
Pagos en exceso de la banca nacional en la cuenta de régimen de administración cambiaria	0	0	0	0	45.762	0
Fondo Conjunto Chino-Venezuela	0	0	0	0	2.000.000	0
Cobro de seguro por no ejecución de fianza establecida	0	0	0	0	1.087	0
Devolución de la ONT de las sumas acreditadas en las cuentas de la República que se encuentren sin m	0	0	0	0	34.052	0
Transferencia del SAFCA para ser incorporados al Fondo Miranda	0	0	0	0	93.027	0
Excedentes por paridad cambiaria	0	0	0	0	5.000.000	0
Dividendos del Banco del Tesoro	0	0	0	0	370.794	0
Prima por operaciones de crédito público	0	0	0	0	117.125	0
Transferencia del Banco Industrial de Venezuela para el Fondo de Eficiencia Socialista	0	0	0	0	3.000	0
Saldo inmovilizado en Fideicomiso en el Banco Mundial	0	0	0	0	83.432	0

Cuadro 5.1-3
Ingresos y Fuentes de Financiamiento de la República
(Miles de Bolívares)
2007 - 2012

CONCEPTOS	2007 1/	2008 2/	2009 3/	2010 3/	2011 4/	2012 5/
B. FUENTES DE FINANCIAMIENTO	**8.543.852**	**11.929.565**	**36.846.184**	**33.395.134**	**85.509.227**	**64.771.784**
B.1 DISMINUCIÓN DE ACTIVOS FINANCIEROS	285.869	3.137.171	3.151.148	0	150.052	244.735
1. Disminución de deudas de cuentas por rendir a corto plazo (reintegros)	210	1.197.718	2.671.373	0	150.052	244.735
1.1 Efectuados por cuentadantes y particulares 8/	210	1.197.718	2.671.373	0	150.052	244.735
2. Disminución de fondos en avance, anticipo y en fideicomiso	285.658	39.453	0	0	0	0
3. Disminución de otros activos financieros	0	1.900.000	479.775	0	0	0
Reintegros de fondos no utilizados (Concejos Comunales)	0	1.900.000	0	0	0	0
Otros activos financieros 9/	0	0	479.775	0	0	0
B.2 INCREMENTO DE PASIVOS FINANCIEROS						
1. ENDEUDAMIENTO:	8.257.983	8.792.394	33.695.036	33.395.134	85.359.175	64.527.049
1.1 Proyectos por endeudamiento	3.027.624	2.501.494	2.856.708	3.279.893	9.629.483	18.707.000
Proyectos por endeudamiento año vigente	3.009.915	2.501.494	2.856.708	3.279.893	9.629.483	18.707.000
Proyectos por endeudamiento años anteriores	17.709	0	0	0	0	0
1.2 Gestión fiscal	0	0	21.731.264	19.868.802	20.000.000	20.000.000
1.3 Servicio deuda pública	5.230.359	6.290.900	6.113.938	10.246.439	10.729.693	25.820.049
1.4 Proyectos agricolas	0	0	2.993.126	0	0	0
1.5 Ley especial de endeudamiento complementario	0	0	0	0	6.000.000	0
1.6 Gran Misión Agro Venezuela	0	0	0	0	10.000.000	0
1.7 Gran Misión Vivienda Venezuela	0	0	0	0	10.000.000	0
1.8 Gran Misión Trabajo Venezuela	0	0	0	0	10.000.000	0
1.9 Refinanciamiento de la Deuda Pública Nacional	0	0	0	0	4.000.000	0
1.10 Emergencias y Desastres Naturales	0	0	0	0	5.000.000	0
TOTAL INGRESOS Y FUENTES DE FINANCIAMIENTO	**147.031.233**	**177.081.497**	**186.976.347**	**229.875.050**	**341.531.520**	**297.836.718**

1/ Cifras reales Enero - Diciembre
2/ Cifras reales Enero - Febrero, provisionales Marzo - Diciembre
3/ Cifras provisionales Enero - Diciembre
4/ Cifras provisionales Enero-Agosto, estimadas Septiembre-Diciembre
5/ Proyecto de Ley de Presupuesto.
6/ Incluye ISLR personas naturales e ISLR otras personas jurídicas
7/ Ingreso recaudado en abril de 2011. Se clasificó como ordinario de acuerdo a lo previsto en el artículo 7 numeral 10 de la Ley de Reforma Parcial de la Ley Orgánica de la Adm. Financ. Del Sector Público de fecha 14/07/2010 vigente al momento de la recauda
8/ En los años 2008 y 2009 se incluyen reintegros no utilizados en ejercicios anteriores
9/ Incluye recursos del Fondo Miranda V
Fuente: Onapre
Nota: Los valores monetarios para los años 2006-2007, se reexpresan en escala monetaria vigente a partir del 01/01/2008 a objeto de mantener la uniformidad de la serie estadísti

Cuadro 9.4
Resultado Financiero de la República
Base Caja
(Miles de Bolívares)

CONCEPTOS	2007 (*)	% PIB	2008 (*)	% PIB	2009 (*)	% PIB	Año 2010/1	% PIB	Año 2011/2	% PIB	Año 2012 /3	% PIB
TOTAL INGRESOS	**141.333.361**	**29,1%**	**166.098.284**	**24,9%**	**151.525.495**	**21,2%**	**198.017.847**	**19,6%**	**257.376.296**	**19,4%**	**234.204.165**	**15,0%**
Ingresos Corrientes	**141.333.361**	**29,1%**	**166.098.284**	**24,9%**	**151.525.495**	**21,2%**	**198.017.847**	**19,6%**	**257.376.296**	**19,4%**	**234.204.165**	**15,0%**
Ingresos Tributarios	78.945.822	16,2%	90.706.516	13,6%	94.274.748	13,2%	113.913.244	11,3%	160.020.892	12,1%	173.272.271	11,1%
Petroleros	19.958.537	4,1%	17.834.247	2,7%	12.944.054	1,8%	8.705.068	0,9%	16.888.558	1,3%	8.500.000	0,5%
No Petroleros	58.987.286	12,1%	72.872.270	10,9%	81.330.694	11,6%	105.208.176	10,4%	143.132.334	10,8%	164.772.271	10,6%
Ingresos No Tributarios	62.387.539	12,8%	75.391.767	11,3%	57.250.747	8,0%	84.104.604	8,3%	97.355.403	7,3%	60.931.894	3,9%
Petroleros	51.624.513	10,6%	64.597.959	9,7%	40.286.775	5,8%	72.071.310	7,1%	85.526.745	6,4%	59.313.120	3,8%
No Petroleros	10.763.026	2,2%	10.793.808	1,6%	16.963.972	2,4%	12.033.293	1,2%	11.828.658	0,9%	1.618.774	0,1%
Ingresos de Capital	**0**	**0,0%**	**0**	**0,0%**		**0,0%**		**0,0%**		**0,0%**		**0,0%**
TOTAL GASTOS Y CONCESIÓN NETA DE PRESTAMOS	**126.462.055**	**26,0%**	**174.132.756**	**26,1%**	**187.134.606**	**26,7%**	**234.008.072**	**23,1%**	**303.476.291**	**22,9%**	**290.880.413**	**18,7%**
Gastos Corrientes	**95.950.715**	**19,7%**	**132.262.766**	**19,8%**	**143.752.684**	**20,5%**	**186.976.736**	**18,5%**	**242.210.296**	**18,3%**	**227.099.836**	**14,6%**
Remuneraciones	19.196.047	3,9%	28.062.462	4,2%	34.583.213	4,9%	50.498.534	5,0%	69.728.325	5,3%	50.299.026	3,2%
Compra de bienes y servicios	4.247.166	0,9%	6.781.494	1,0%	6.150.426	0,9%	6.812.587	0,7%	11.620.553	0,9%	19.821.641	1,3%
Otros gastos corrientes	1.785.920	0,4%	1.957.507	0,3%	2.429.268	0,3%	789.950	0,1%	1.570.212	0,1%	3.921.010	0,3%
Intereses y comisiones	7.402.441	1,5%	8.770.230	1,3%	9.406.802	1,3%	14.062.214	1,4%	27.519.821	2,1%	42.917.012	2,8%
Perdidas cuasifiscales del BCV	0	0,0%	0	0,0%	0							
Transferencias	63.319.143	13,0%	86.691.073	13,0%	91.182.975	13,0%	114.813.452	11,3%	131.771.385	9,9%	110.141.147	7,1%
Gastos de Capital	**28.623.968**	**5,9%**	**38.843.994**	**5,8%**	**38.186.969**	**5,5%**	**42.996.370**	**4,2%**	**60.710.269**	**4,6%**	**63.127.224**	**4,1%**
Adquisición de activos de capital fijo	715.875	0,1%	972.283	0,1%	412.963	0,1%	806.692	0,1%	2.867.428	0,2%	2.171.195	0,1%
Transferencias	27.908.094	5,7%	37.871.711	5,7%	37.774.006	5,4%	42.189.678	4,2%	57.842.841	4,4%	60.956.030	3,9%
Gasto Extrapresupuestario	**1.362.573**	**0,3%**	**1.584.780**	**0,2%**	**2.221.687**	**0,3%**	**2.159.015**	**0,2%**	**327.015**	**0,0%**	**327.015**	**0,0%**
Concesión Neta de Prestamos	**524.799**	**0,1%**	**1.441.216**	**0,2%**	**2.973.266**	**0,4%**	**1.875.950**	**0,2%**	**228.711**	**0,0%**	**326.338**	**0,0%**
SUPERÁVIT O DÉFICIT PRIMARIO	**22.273.747**	**4,6%**	**735.757**	**0,1%**	**-26.202.309**	**-3,7%**	**-21.928.010**	**-2,2%**	**-18.580.174**	**-1,4%**	**-13.759.236**	**-0,9%**
SUPERÁVIT O DÉFICIT CORRIENTE	**45.382.646**	**9,3%**	**33.835.518**	**5,1%**	**7.772.811**	**1,1%**	**10.714.096**	**1,1%**	**14.838.984**	**1,1%**	**6.777.314**	**0,4%**
SUPERÁVIT O DÉFICIT FINANCIERO	**14.871.306**	**3,1%**	**-8.034.473**	**-1,2%**	**-35.609.111**	**-5,1%**	**-35.990.224**	**-3,6%**	**-46.099.995**	**-3,5%**	**-56.676.248**	**-3,6%**
FINANCIAMIENTO	**-14.871.306**	**-3,1%**	**8.034.473**	**1,2%**	**35.609.111**	**5,1%**	**35.990.224**	**3,6%**	**46.099.995**	**3,5%**	**-56.676.248**	**-3,6%**
Interno	-6.827.255	-1,4%	-1.776.476	-0,3%	25.812.349	3,7%	32.145.529	3,2%	37.074.561	2,8%	-28.969.096	-1,9%
Externo	-8.044.052	-1,7%	9.810.948	1,5%	9.796.762	1,4%	3.844.695	0,4%	9.025.434	0,7%	-27.707.152	-1,8%
d/c FIEM	0	0,0%	0	0,0%								

Fuente:
* Cifras en revisión y (*) Cifras sujetas a revisión - Oficina de Estadísticas de las Finanzas Públicas - Ministerio del Poder Popular de Planificación y Finanzas período 2007 - 2009
1/ Cifras preliminares - Onapre
2/ Cifras enero - agosto real, resto del año estimadas - Onapre
3/ Proyecto de Ley de Presupuesto - Onapre
Nota: Tres últimos años incluye Cerificados de Reintegro Tributario. (CERT)

Partida Informativa	2007 (*)	% PIB	2008 (*)	% PIB	2009 (*)	% PIB	Año 2010/1	% PIB	Año 2011/2	% PIB	Año 2012 /3	% PIB
CERT Causados	1.714.387	0,4%		0,0%	1.700.855	0,2%	169.956	0,0%	215.428	0,0%	304.909	0,0%
Petroleros	1.495.833	0,3%		0,0%	1.434.170	0,2%	148.201	0,0%	187.854	0,0%	265.880	0,0%
No Petroleros	218.553	0,0%		0,0%	266.684	0,0%	21.754	0,0%	27.575	0,0%	39.028	0,0%
Rescate de CERT como pago de impuestos	0	0,0%	0	0,0%	0	0,0%	0	0,0%	0	0,0%	0	0,0%

CAPÍTULO 6

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS

Listado de cuadros de la serie estadística (2007 - 2012) y del Proyecto de Presupuesto

Cuadro 6.1

Clasificación Institucional del Gasto

(Miles de Bolívares)

2007-2011

ORGANISMOS	2007	2008	2009	2010	2011 a/
TOTAL	**143.243.259**	**192.543.448**	**195.722.104**	**238.934.920**	**332.812.450**
01 Asamblea Nacional	714.507	946.351	857.570	1.140.336	1.260.001
02 Contraloría General de la República	144.460	177.006	208.508	379.149	369.159
03 Consejo Nacional Electoral	1.226.415	1.637.782	1.693.867	2.309.426	2.215.017
06 Ministerio del Poder Popular para Relaciones Exteriores	930.620	1.224.847	1.188.707	1.337.206	2.055.786
07 Ministerio del Poder Popular para Economía y Finanzas	17.989.863	23.753.568	20.367.518	8.370.639	
08 Ministerio del Poder Popular para la Defensa	6.751.082	9.199.346	8.925.530	13.755.996	14.238.366
10 Ministerio del Poder Popular para la Educación	19.023.897	25.339.588	30.904.527	34.091.413	41.523.228
13 Ministerio del Poder Popular para el Trabajo y Seguridad Social	11.112.025	15.170.939	17.753.346	26.460.772	29.566.169
17 Ministerio del Poder Popular para el Ambiente	2.723.420	3.399.665	1.858.508	3.320.334	2.635.990
21 Tribunal Supremo de Justicia	3.196.385	4.033.454	4.127.153	4.486.080	6.313.207
23 Ministerio Público	710.722	1.159.645	1.037.415	1.655.301	1.871.839
25 Procuraduría General de la República	84.762	122.342	138.834	167.119	159.148
26 Ministerio del Poder Popular para Relaciones Interiores y Justicia	29.549.277	38.536.028	38.852.765	45.203.780	55.146.261
28 Ministerio del Poder Popular para la Infraestructura	4.167.530	6.696.536	996.136		
29 Ministerio del Poder Popular para la Planificación y Desarrollo	5.090.813	4.559.754	7.336.964	3.506.093	
30 Ministerio del Poder Popular para Ciencia y Tecnología	880.920	843.008	170.792		
32 Defensoría del Pueblo	48.548	85.168	82.152	132.745	159.072
33 Vicepresidencia de la República	106.927	165.078	606.875	5.553.278	2.998.588
34 Ministerio del Poder Popular para la Agricultura y Tierras	2.831.655	5.238.191	6.100.336	3.673.374	5.431.200
35 Ministerio del Poder Popular para la Educación Universitaria	9.664.102	12.860.647	13.539.222	14.837.686	21.776.310
36 Ministerio del Poder Popular para la Comunicación y la Información	390.360	693.305	818.883	1.004.796	1.390.225
37 Ministerio del Poder Popular del Despacho de la Presidencia	411.946	544.882	619.846	3.567.437	5.197.551
38 Consejo Moral Republicano	3.016	4.416	4.111	4.396	6.702
39 Superintendencia Nacional de Auditoría Interna	20.910	20.910	19.646	20.982	23.715
40 Ministerio del Poder Popular para la Economía Comunal	1.512.173	1.496.330	125.701		
41 Ministerio del Poder Popular para la Alimentación	2.373.329	4.256.135	3.421.499	3.132.543	6.495.625
42 Ministerio del Poder Popular para las Industrias Ligeras y Comercio	274.029	411.759	65.090		
43 Ministerio del Poder Popular para las Industrias Básicas y Minería	113.997	220.843	126.527	1.726.797	3.196.418
44 Ministerio del Poder Popular para el Turismo	115.304	138.115	181.730	161.702	226.800
45 Ministerio del Poder Popular para la Energía y Petróleo	2.084.793	2.951.738	2.919.163	842.854	827.850
46 Ministerio del Poder Popular para la Cultura	889.721	1.078.035	1.002.978	1.221.110	1.822.311
47 Ministerio del Poder Popular para la Vivienda y Hábitat	5.691.668	6.176.071	114.351		
48 Ministerio del Poder Popular para la Participación y Protección Social	1.829.409	6.564.967	1.043.948		
49 Ministerio del Poder Popular para la Salud	7.749.565	10.755.940	2.696.152		
50 Ministerio del Poder Popular para el Deporte	951.690	833.219	793.767	880.788	1.259.764
51 Ministerio del Poder Popular para las Telecomunicaciones y la Informática	1.660.001	955.468	492.150		
52 Ministerio del Poder Popular para los Pueblos Indígenas	223.418	291.474	145.116	144.116	150.680
53 Ministerio del Poder Popular para el Comercio			227.258	1.123.598	305.342
54 Ministerio del Poder Popular para la Salud			10.292.912	17.477.741	29.862.534
55 Ministerio del Poder Popular para las Obras Públicas y Vivienda			7.700.127	3.452.204	
56 Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias			1.242.147	2.202.230	4.269.202
57 Ministerio del Poder Popular para las Comunas y Protección Social			4.445.779	4.310.148	7.285.916
58 Ministerio del Poder Popular para la Mujer y la Igualdad de Género			476.498	527.725	868.626
59 Ministerio del Poder Popular para Energía Eléctrica				8.258.178	7.824.527
60 Ministerio del Poder Popular de Planificación y Finanzas				13.715.884	36.786.099
61 Ministerio del Poder Popular para Transporte y Comunicaciones				3.321.470	10.886.250
62 Ministerio del Poder Popular para Vivienda y Hábitat				1.457.238	8.240.465
63 Consejo Federal de Gobierno					16.659.332
64 Ministerio del Poder Popular para la Juventud					10.000
65 Ministerio del Poder Popular para el Servicio Penitenciario					1.497.175
Rectificaciones al Presupuesto		898		256	

Fuente: Onapre

Notas:

a/ Cifras estimadas al 31/12/2011

Los valores monetarios para el año 2007, se expresan en escala monetaria vigente a partir del 01/01/2008 a objeto de mantener la uniformidad de la serie estadística.

Cuadro 6.2

Clasificación Institucional del Gasto

Proyecto de Ley de Presupuesto 2012

(En Bolívares)

ORGANISMOS	MONTO
TOTAL	**297.836.717.982**
01 Asamblea Nacional	1.063.665.591
02 Contraloría General de la República	351.083.561
03 Consejo Nacional Electoral	2.191.540.129
06 Ministerio del Poder Popular para Relaciones Exteriores	1.404.812.621
08 Ministerio del Poder Popular para la Defensa	21.299.025.105
10 Ministerio del Poder Popular para la Educación	33.159.337.814
13 Ministerio del Poder Popular para el Trabajo y Seguridad Social	19.318.402.039
17 Ministerio del Poder Popular para el Ambiente	2.903.094.577
21 Tribunal Supremo de Justicia	6.518.799.689
23 Ministerio Público	1.752.499.229
25 Procuraduría General de la República	115.860.168
26 Ministerio del Poder Popular para Relaciones Interiores y Justicia	51.273.865.152
32 Defensoría del Pueblo	144.892.784
33 Vicepresidencia de la República	1.091.034.894
34 Ministerio del Poder Popular para la Agricultura y Tierras	2.933.646.251
35 Ministerio del Poder Popular para la Educación Universitaria	14.754.515.245
36 Ministerio del Poder Popular para la Comunicación y la Información	764.181.495
37 Ministerio del Poder Popular del Despacho de la Presidencia	4.551.430.129
38 Consejo Moral Republicano	5.322.724
39 Superintendencia Nacional de Auditoría Interna	26.529.226
41 Ministerio del Poder Popular para la Alimentación	4.051.607.533
43 Ministerio del Poder Popular para las Industrias Básicas y Minería	2.910.063.392
44 Ministerio del Poder Popular para el Turismo	158.034.862
45 Ministerio del Poder Popular para la Energía y Petróleo	371.169.182
46 Ministerio del Poder Popular para la Cultura	1.214.501.116
50 Ministerio del Poder Popular para el Deporte	1.294.654.504
52 Ministerio del Poder Popular para los Pueblos Indígenas	187.018.084
53 Ministerio del Poder Popular para el Comercio	302.269.567
54 Ministerio del Poder Popular para la Salud	19.451.516.006
56 Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias	2.500.312.048
57 Ministerio del Poder Popular para las Comunas y Protección Social	3.213.345.024
58 Ministerio del Poder Popular para la Mujer y la Igualdad de Género	394.641.047
59 Ministerio del Poder Popular para Energía Eléctrica	7.195.137.772
60 Ministerio del Poder Popular de Planificación y Finanzas	60.419.158.928
61 Ministerio del Poder Popular para Transporte y Comunicaciones	5.418.112.521
62 Ministerio del Poder Popular para Vivienda y Hábitat	2.648.954.033
63 Consejo Federal de Gobierno	15.996.116.638
64 Ministerio del Poder Popular para la Juventud	658.743.334
65 Ministerio del Poder Popular para el Servicio Penitenciario	1.497.174.627,00
Rectificaciones al Presupuesto	2.330.649.341,00

Fuente: Onapre

Cuadro 6.3

Clasificación Institucional del Gasto por Fuentes de Financiamiento

Proyecto de Ley Presupuesto 2012

(En Bolívares)

DENOMINACIÓN	ORDINARIOS	PROYECTOS POR ENDEUDAMIENTO	DEUDA PÚBLICA	GESTIÓN FISCAL	OTRAS FUENTES	TOTAL
TOTAL	**233.064.934.120**	**18.707.000.000**	**25.820.049.409**	**20.000.000.000**	**244.734.453**	**297.836.717.982**
01 Asamblea Nacional	1.063.665.591	0	0	0	0	1.063.665.591
02 Contraloría General de la República	351.083.561	0	0	0	0	351.083.561
03 Consejo Nacional Electoral	2.191.540.129	0	0	0	0	2.191.540.129
06 Ministerio del Poder Popular para Relaciones Exteriores	1.404.812.621	0	0	0	0	1.404.812.621
08 Ministerio del Poder Popular para la Defensa	9.699.025.105	8.600.000.000	0	3.000.000.000	0	21.299.025.105
10 Ministerio del Poder Popular para la Educación	27.159.337.814	0	0	6.000.000.000	0	33.159.337.814
13 Ministerio del Poder Popular para el Trabajo y Seguridad Social	15.318.402.039	0	0	4.000.000.000	0	19.318.402.039
17 Ministerio del Poder Popular para el Ambiente	1.240.839.891	1.662.254.686	0	0	0	2.903.094.577
21 Tribunal Supremo de Justicia	6.518.799.689	0	0	0	0	6.518.799.689
23 Ministerio Público	1.752.499.229	0	0	0	0	1.752.499.229
25 Procuraduría General de la República	115.860.168	0	0	0	0	115.860.168
26 Ministerio del Poder Popular para Relaciones Interiores y Justicia	51.273.865.152	0	0	0	0	51.273.865.152
32 Defensoría del Pueblo	144.892.784	0	0	0	0	144.892.784
33 Vicepresidencia de la República	1.091.034.894	0	0	0	0	1.091.034.894
34 Ministerio del Poder Popular para la Agricultura y Tierras	2.911.309.695	22.336.556	0	0	0	2.933.646.251
35 Ministerio del Poder Popular para la Educación Universitaria	11.754.515.245	0	0	3.000.000.000	0	14.754.515.245
36 Ministerio del Poder Popular para la Comunicación y la Información	764.181.495	0	0	0	0	764.181.495
37 Ministerio del Poder Popular del Despacho de la Presidencia	4.294.262.231	257.167.898	0	0	0	4.551.430.129
38 Consejo Moral Republicano	5.322.724	0	0	0	0	5.322.724
39 Superintendencia Nacional de Auditoría Interna	26.529.226	0	0	0	0	26.529.226
41 Ministerio del Poder Popular para la Alimentación	4.051.607.533	0	0	0	0	4.051.607.533
43 Ministerio del Poder Popular para las Industrias Básicas y Minería	144.568.631	2.765.494.761	0	0	0	2.910.063.392
44 Ministerio del Poder Popular para el Turismo	158.034.862	0	0	0	0	158.034.862
45 Ministerio del Poder Popular para la Energía y Petróleo	371.169.182	0	0	0	0	371.169.182
46 Ministerio del Poder Popular para la Cultura	1.214.501.116	0	0	0	0	1.214.501.116
50 Ministerio del Poder Popular para el Deporte	1.294.654.504	0	0	0	0	1.294.654.504
52 Ministerio del Poder Popular para los Pueblos Indígenas	187.018.084	0	0	0	0	187.018.084
53 Ministerio del Poder Popular para el Comercio	302.269.567	0	0	0	0	302.269.567
54 Ministerio del Poder Popular para la Salud	15.444.296.240	7.219.766	0	4.000.000.000	0	19.451.516.006
56 Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias	2.500.312.048	0	0	0	0	2.500.312.048
57 Ministerio del Poder Popular para las Comunas y Protección Social	3.213.345.024	0	0	0	0	3.213.345.024
58 Ministerio del Poder Popular para la Mujer y la Igualdad de Género	394.641.047	0	0	0	0	394.641.047
59 Ministerio del Poder Popular para Energía Eléctrica	2.980.630.845	4.214.506.927	0	0	0	7.195.137.772
60 Ministerio del Poder Popular de Planificación y Finanzas	34.354.375.066	0	25.820.049.409	0	244.734.453	60.419.158.928
61 Ministerio del Poder Popular para Transporte y Comunicaciones	4.240.093.115	1.178.019.406	0	0	0	5.418.112.521
62 Ministerio del Poder Popular para Vivienda y Hábitat	2.648.954.033	0	0	0	0	2.648.954.033
63 Consejo Federal de Gobierno	15.996.116.638	0	0	0	0	15.996.116.638
64 Ministerio del Poder Popular para la Juventud	658.743.334	0	0	0	0	658.743.334
65 Ministerio del Poder Popular para el Servicio Penitenciario	1.497.174.627	0	0	0	0	1.497.174.627
Rectificaciones al Presupuesto	2.330.649.341	0	0	0	0	2.330.649.341

Fuente: Onapre

Cuadro 6.4

Clasificación Institucional del Gasto por Acciones Centralizadas y por Proyectos

Proyecto de Ley Presupuesto 2012

(En Bolívares)

DENOMINACIÓN	ACCIONES CENTRALIZADAS	PROYECTOS	RECTIFIC.	TOTAL
TOTAL	**160.909.385.899**	**134.596.682.742**	**2.330.649.341**	**297.836.717.982**
01 Asamblea Nacional	331.540.903	732.124.688	0	1.063.665.591
02 Contraloría General de la República	209.403.982	141.679.579	0	351.083.561
03 Consejo Nacional Electoral	1.896.958.389	294.581.740	0	2.191.540.129
06 Ministerio del Poder Popular para Relaciones Exteriores	647.263.003	757.549.618	0	1.404.812.621
08 Ministerio del Poder Popular para la Defensa	1.913.271.319	19.385.753.786	0	21.299.025.105
10 Ministerio del Poder Popular para la Educación	9.932.633.974	23.226.703.840	0	33.159.337.814
13 Ministerio del Poder Popular para el Trabajo y Seguridad Social	1.568.489.319	17.749.912.720	0	19.318.402.039
17 Ministerio del Poder Popular para el Ambiente	1.100.682.288	1.802.412.289	0	2.903.094.577
21 Tribunal Supremo de Justicia	2.272.897.240	4.245.902.449	0	6.518.799.689
23 Ministerio Público	863.765.241	888.733.988	0	1.752.499.229
25 Procuraduría General de la República	74.071.910	41.788.258	0	115.860.168
26 Ministerio del Poder Popular para Relaciones Interiores y Justicia	47.664.381.361	3.609.483.791	0	51.273.865.152
32 Defensoría del Pueblo	45.809.577	99.083.207	0	144.892.784
33 Vicepresidencia de la República	583.755.254	507.279.640	0	1.091.034.894
34 Ministerio del Poder Popular para la Agricultura y Tierra	1.764.447.809	1.169.198.442	0	2.933.646.251
35 Ministerio del Poder Popular para la Educación Universitari	6.939.037.612	7.815.477.633	0	14.754.515.245
36 Ministerio del Poder Popular para la Comunicación y la Informació	390.664.977	373.516.518	0	764.181.495
37 Ministerio del Poder Popular del Despacho de la Presidenci	761.622.902	3.789.807.227	0	4.551.430.129
38 Consejo Moral Republicano	1.186.757	4.135.967	0	5.322.724
39 Superintendencia Nacional de Auditoría Intern	13.656.534	12.872.692	0	26.529.226
41 Ministerio del Poder Popular para la Alimentació	936.910.375	3.114.697.158	0	4.051.607.533
43 Ministerio del Poder Popular para las Industrias Básicas y Minerí	69.997.922	2.840.065.470	0	2.910.063.392
44 Ministerio del Poder Popular para el Turismo	147.043.584	10.991.278	0	158.034.862
45 Ministerio del Poder Popular para la Energía y Petróle	113.878.912	257.290.270	0	371.169.182
46 Ministerio del Poder Popular para la Cultura	378.224.300	836.276.816	0	1.214.501.116
50 Ministerio del Poder Popular para el Deporte	476.446.462	818.208.042	0	1.294.654.504
52 Ministerio del Poder Popular para los Pueblos Indígena	31.360.000	155.658.084	0	187.018.084
53 Ministerio del Poder Popular para el Comercio	229.014.449	73.255.118	0	302.269.567
54 Ministerio del Poder Popular para la Salud	8.753.657.972	10.697.858.034	0	19.451.516.006
56 Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedia	1.634.012.293	866.299.755	0	2.500.312.048
57 Ministerio del Poder Popular para las Comunas y Protección Socia	1.538.000.000	1.675.345.024	0	3.213.345.024
58 Ministerio del Poder Popular para la Mujer y la Igualdad de Géner	164.333.648	230.307.399	0	394.641.047
59 Ministerio del Poder Popular para Energía Eléctrica	2.163.149.807	5.031.987.965	0	7.195.137.772
60 Ministerio del Poder Popular de Planificación y Finanza	59.656.692.554	762.466.374	0	60.419.158.928
61 Ministerio del Poder Popular para Transporte y Comunicacione	3.613.366.636	1.804.745.885	0	5.418.112.521
62 Ministerio del Poder Popular para Vivienda y Hábita	1.244.370.940	1.404.583.093	0	2.648.954.033
63 Consejo Federal de Gobierno	44.059.506	15.952.057.132	0	15.996.116.638
64 Ministerio del Poder Popular para la Juventud	46.694.423	612.048.911	0	658.743.334
65 Ministerio del Poder Popular para el Servicio Penitenciari	692.631.765	804.542.862	0	1.497.174.627
Rectificaciones al Presupuesto	0	0	2.330.649.341	2.330.649.341

Fuente: Onapre

Cuadro 6.5
Clasificación Institucional por Objeto del Gasto
Proyecto de Ley de Presupuesto 2012
(En Bolívares)

ORGANISMOS	4.01 GASTOS DE PERSONAL	4.02 MATERIALES, SUMINISTROS Y MERCANCÍAS	4.03 SERVICIOS NO PERSONALES	4.04 ACTIVOS REALES	4.05 ACTIVOS FINANCIEROS	4.06 DEFENSA Y SEGURIDAD DEL ESTADO	4.07 TRANSFERENCIAS Y DONACIONES	4.08 OTROS GASTOS	4.09 ASIGNACIONES NO DISTRIBUIDAS	4.10 SERVICIO DE LA DEUDA PÚBLICA	4.11 DISMINUCIÓN DE PASIVOS	4.98 RECTIFIC.	TOTAL
TOTAL	**54.458.592.832**	**8.461.843.455**	**5.683.132.153**	**10.414.922.954**	**326.337.605**	**262.594.461**	**160.640.087.054**	**6.561.618**	**20.000.000**	**54.714.017.528**	**517.978.981**	**2.330.649.341**	**297.836.717.982**
01 Asamblea Nacional	546.414.536	70.427.517	109.201.049	18.084.044			316.079.269				3.459.176		1.063.665.591
02 Contraloría General de la República	114.679.471	7.868.550	26.191.019	10.731.332			190.613.189				1.000.000		351.083.561
03 Consejo Nacional Electoral	1.278.940.039	64.400.225	490.819.129	27.949.563			329.431.173						2.191.540.129
06 Ministerio del Poder Popular para Relaciones Exteriores	811.526.228	59.521.810	338.421.301	29.599.027		1.000.000	150.550.477				14.193.778		1.404.812.621
08 Ministerio del Poder Popular para la Defensa	8.083.642.602	1.050.669.317	670.443.047	8.733.738.940		166.078.224	2.592.944.873				1.508.102		21.299.025.105
10 Ministerio del Poder Popular para la Educación	19.396.341.396	4.326.232.086	826.026.743	77.472.550			8.436.928.663				96.336.376		33.159.337.814
13 Ministerio del Poder Popular para el Trabajo y Seguridad Social	588.976.557	33.171.864	98.440.722	62.998.272			18.524.814.624				10.000.000		19.318.402.039
17 Ministerio del Poder Popular para el Ambiente	585.647.981	18.070.078	58.106.672	10.539.302			2.229.530.544				1.200.000		2.903.094.577
21 Tribunal Supremo de Justicia	4.336.160.555	114.361.127	324.517.513	191.062.181			1.357.537.064				195.161.249		6.518.799.689
23 Ministerio Público	1.202.783.123	37.676.407	168.969.054	88.687.368			251.983.277				2.400.000		1.752.499.229
25 Procuraduría General de la República	87.937.644	4.939.545	9.783.219	3.109.823			10.089.937						115.860.168
26 Ministerio del Poder Popular para Relaciones Interiores y Justicia	2.791.240.392	98.184.501	201.474.766	68.629.113		88.016.237	47.977.249.804				49.070.339		51.273.865.152
32 Defensoría del Pueblo	121.216.115	3.687.328	13.816.213	2.015.628			4.157.500						144.892.784
33 Vicepresidencia de la República	179.821.978	30.564.903	53.573.316	34.728.859			792.345.838						1.091.034.894
34 Ministerio del Poder Popular para la Agricultura y Tierras	347.627.393	15.566.344	56.726.935	5.988.907			2.498.230.010				9.506.662		2.933.646.251
35 Ministerio del Poder Popular para la Educación Universitaria	200.043.762	22.385.426	61.977.226	10.622.899			14.458.885.932				600.000		14.754.515.245
36 Ministerio del Poder Popular para la Comunicación y la Información	210.157.174	21.765.156	73.890.074	7.296.176			451.072.915						764.181.495
37 Ministerio del Poder Popular del Despacho de la Presidencia	458.007.786	98.069.637	114.049.133	8.626.424		1.500.000	3.871.177.149						4.551.430.129
38 Consejo Moral Republicano	4.501.221	95.000	711.503	15.000									5.322.724
39 Superintendencia Nacional de Auditoria Interna	19.998.355	929.520	4.016.083	317.258			1.268.010						26.529.226
41 Ministerio del Poder Popular para la Alimentación	100.467.895	9.490.788	35.062.690	15.809.027			3.890.302.133				475.000		4.051.607.533
43 Ministerio del Poder Popular para las Industrias Básicas y Minería	98.683.042	3.484.157	15.864.302	751.560			2.791.180.331				100.000		2.910.063.392
44 Ministerio del Poder Popular para el Turismo	104.881.680	5.611.786	26.512.034	522.202			18.850.542	56.618			1.600.000		158.034.862
45 Ministerio del Poder Popular para la Energía y Petróleo	247.085.400	5.101.577	10.897.167	1.602.505			106.482.533						371.169.182
46 Ministerio del Poder Popular para la Cultura	178.646.723	48.268.063	135.437.980	30.403.869			821.744.481						1.214.501.116
50 Ministerio del Poder Popular para el Deporte	231.488.575	16.215.077	28.002.174	3.170.981			1.015.777.697						1.294.654.504
52 Ministerio del Poder Popular para los Pueblos Indígenas	39.000.000	16.147.840	27.217.006	7.190.906			97.462.332						187.018.084
53 Ministerio del Poder Popular para el Comercio	123.582.129	16.867.888	32.038.815	5.129.050			124.351.685				300.000		302.269.567
54 Ministerio del Poder Popular para la Salud	7.072.807.311	1.594.053.809	414.959.494	129.438.373			10.240.257.019						19.451.516.006
56 Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias	273.361.391	12.061.701	49.878.112	10.923.457			2.152.787.387				1.300.000		2.500.312.048
57 Ministerio del Poder Popular para las Comunas y Protección Social	451.982.161	89.751.671	168.010.641	31.261.450			2.452.323.552				20.015.549		3.213.345.024
58 Ministerio del Poder Popular para la Mujer y la Igualdad de Género	109.085.276	18.438.714	41.304.469	10.968.769	50.000.000		162.643.819				2.200.000		394.641.047
59 Ministerio del Poder Popular para Energía Eléctrica	694.438.977	40.602.224	236.215.590	405.774.289			5.818.106.692						7.195.137.772
60 Ministerio del Poder Popular de Planificación y Finanzas	1.137.683.609	64.636.781	261.635.729	80.709.570	276.337.605		3.753.180.356	6.505.000	20.000.000	54.714.017.528	104.452.750		60.419.158.928
61 Ministerio del Poder Popular para Transporte y Comunicaciones	1.210.825.505	68.074.328	158.774.139	31.626.515			3.947.712.034				1.100.000		5.418.112.521
62 Ministerio del Poder Popular para Vivienda y Hábitat	276.986.670	45.669.036	97.684.638	56.405.801			2.170.207.888				2.000.000		2.648.954.033
63 Consejo Federal de Gobierno	65.534.801	8.051.334	15.905.450	6.046.400			15.900.578.653						15.996.116.638
64 Ministerio del Poder Popular para la Juventud	49.231.390	11.650.542	112.881.353	2.338.434			482.641.615						658.743.334
65 Ministerio del Poder Popular para el Servicio Penitenciario	627.155.989	309.079.798	113.695.653	192.637.130		6.000.000	248.606.057						1.497.174.627
Rectificaciones al Presupuesto												2.330.649.341	2.330.649.341

Fuente: Onapre

Cuadro 6.6

Clasificación por Objeto del Gasto

Proyecto de Ley de Presupuesto 2012

(Bolívares)

PART.	DENOMINACIÓN	MONTO
	T O T A L	**297.836.717.982**
4.01	Gastos de Personal	54.458.592.832
4.02	Materiales, Suministros y Mercancías	8.461.843.455
4.03	Servicios No Personales	5.683.132.153
4.04	Activos Reales	10.414.922.954
4,05	Activos Financieros	326.337.605
4.06	Gastos de Defensa y Seguridad del Estado	262.594.461
4.07	Transferencias y Donaciones	160.640.087.054
4.08	Otros Gastos	6.561.618
4.09	Asignaciones No Distribuidas	20.000.000
4.10	Servicio de la Deuda Pública	54.714.017.528
4.11	Disminución de Pasivos	517.978.981
4.98	Rectificaciones al Presupuesto	2.330.649.341

Fuente: Onapre

Cuadro 6.7
Clasificación por Objeto del Gasto
(Miles de Bolívares)
2007-2011

PART.	DENOMINACIÓN	2007	2008	2009	2010	2011 a/
	T O T A L	**143.243.259**	**192.543.448**	**195.722.104**	**238.934.920**	**332.812.450**
4.01	Gastos de Personal	25.800.637	34.314.564	41.709.077	52.287.864	67.231.412
4.02	Materiales, Suministros y Mercancías	2.037.051	4.555.730	4.331.353	3.260.634	5.563.808
4.03	Servicios No Personales	3.160.483	3.570.856	2.876.021	3.770.324	6.662.044
4.04	Activos Reales	2.185.175	2.136.499	749.420	1.209.028	3.628.595
4.05	Activos Financieros	1.956.043	1.611.844	3.213.097	1.682.581	226.201
4.06	Gastos de Defensa y Seguridad del Estado	179.020	186.525	155.738	162.059	287.570
4.07	Transferencias y Donaciones	94.950.524	127.679.066	125.860.646	159.498.560	215.667.652
4.08	Otros Gastos	1	12.969	1.019	2.313	5.033
4.09	Asignaciones No Distribuidas	5.194	700.149	5.000	13.042	0
4.10	Servicio de la Deuda Pública	12.752.102	16.915.828	16.242.558	16.722.652	31.001.604
4.11	Disminución de Pasivos	217.029	858.520	578.175	325.607	2.538.531
4.98	Rectificaciones al Presupuesto	0	898	0	256	0

Fuente: Onapre

Notas:

a/ Cifras estimadas al 31/12/2011

- Los valores monetarios del año 2007, se expresan en escala monetaria vigente a partir del 01/01/2008 a objeto de mantener la uniformidad de la serie estadistica.

Cuadro 6.8

Clasificación por Objeto del Gasto según Fuentes de Financiamiento

Proyecto de Ley de Presupuesto 2012

(En Bolívares)

PART.	DENOMINACIÓN	ORDINARIOS	PROYECTOS POR ENDEUDAMIENTO	DEUDA PÚBLICA	GESTIÓN FISCAL	OTRAS FUENTES	TOTAL
	TOTAL	**233.064.934.120**	**18.707.000.000**	**25.820.049.409**	**20.000.000.000**	**244.734.453**	**297.836.717.982**
4.01	Gastos de Personal	45.946.457.895	0	0	8.512.134.937	0	54.458.592.832
4.02	Materiales, Suministros y Mercancías	6.700.577.928	0	0	1.761.265.527	0	8.461.843.455
4.03	Servicios No Personales	5.528.263.885	0	0	154.868.268	0	5.683.132.153
4.04	Activos Reales	1.775.815.251	8.600.000.000	0	39.107.703	0	10.414.922.954
4.05	Activos Financieros	231.603.152	0	0	0	94.734.453	326.337.605
4.06	Gastos de Defensa y Seguridad del Estado	262.594.461	0	0	0	0	262.594.461
4.07	Transferencias y Donaciones	140.850.463.489	10.107.000.000	0	9.532.623.565	150.000.000	160.640.087.054
4.08	Otros Gastos	6.561.618	0	0	0	0	6.561.618
4.09	Asignaciones No Distribuidas	20.000.000	0	0	0	0	20.000.000
4.10	Servicio de la Deuda Pública	28.893.968.119	0	25.820.049.409	0	0	54.714.017.528
4.11	Disminución de Pasivos	517.978.981	0	0	0	0	517.978.981
4.98	Rectificaciones al Presupuesto	2.330.649.341	0	0	0	0	2.330.649.341

Fuente: Onapre

Cuadro 6.9
Clasificación por Objeto del Gasto según Acciones Centralizadas y Proyectos
Proyecto de Ley de Presupuesto 2012
(En Bolívares)

PART.	DENOMINACIÓN	ACCIONES CENTRALIZADAS	PROYECTOS	RECTIFICACIONES	TOTAL
	TOTAL	**160.909.385.899**	**134.596.682.742**	**2.330.649.341**	**297.836.717.982**
4.01	Gastos de Personal	19.270.789.370	35.187.803.462	0	54.458.592.832
4.02	Materiales, Suministros y Mercancías	979.643.327	7.482.200.128	0	8.461.843.455
4.03	Servicios No Personales	2.697.958.061	2.985.174.092	0	5.683.132.153
4.04	Activos Reales	558.656.842	9.856.266.112	0	10.414.922.954
4.05	Activos Financieros	276.337.605	50.000.000	0	326.337.605
4.06	Gastos de Defensa y Seguridad del Estado	124.435.189	138.159.272	0	262.594.461
4.07	Transferencias y Donaciones	81.872.214.039	78.767.873.015	0	160.640.087.054
4.08	Otros Gastos	6.561.618	0	0	6.561.618
4.09	Asignaciones No Distribuidas	20.000.000	0	0	20.000.000
4.10	Servicio de la Deuda Pública	54.714.017.528	0	0	54.714.017.528
4.11	Disminución de Pasivos	388.772.320	129.206.661	0	517.978.981
4.98	Rectificaciones al Presupuesto	0	0	2.330.649.341	2.330.649.341

Fuente: Onapre

Cuadro 6.10

Principales Conceptos del Gasto

(Miles de Bolívares)

2007-2011

CONCEPTOS	2007	2008	2009	2010	2011 a/
TOTAL	**143.243.259**	**192.543.448**	**195.722.104**	**238.934.920**	**332.812.450**
Legales	**50.318.451**	**61.857.555**	**63.493.327**	**67.429.211**	**100.625.463**
Servicio de la Deuda Pública (Min. de Planificación y Finanzas)	12.752.102	16.915.828	16.310.805	16.807.724	31.001.604
Situado Constitucional	24.339.428	31.157.380	31.103.465	33.613.214	45.555.067
Situado Constitucional Estadal	19.471.542	24.947.064	24.861.612	26.890.571	36.444.054
Situado Constitucional Municipal	4.867.886	6.210.316	6.241.853	6.722.643	9.111.013
Asignciones Económicas Especiales	5.413.105	6.634.806	6.255.890	5.980.342	5.817.121
Asignaciones Económicas Especiales Estadal	3.423.847	2.471.177	2.196.540	2.675.097	
Asignaciones Económicas Especiales Municipal	1.989.258	1.647.451	1.464.360	1.783.398	
Asignaciones Económicas Especiales Fondo Nacional Consejos Comunales		2.516.178	2.594.990	1.521.847	
Fondo Intergubernamental para la Descentralización (Fides)	5.231.143	4.072.214	6.900.960	7.742.571	672.510
Fondo de Compensación Interterritorial (FCI)					12.719.987
Estadal					4.764.866
Municipal					3.579.406
Poder Popular					3.815.996
Fortalecimiento Institucional					559.719
Sistema de Justicia	2.582.673	3.076.429	2.922.207	3.285.104	4.859.174
Rectificaciones al Presupuesto		898		256	
Programas y Proyectos	**3.030.404**	**2.400.856**	**4.602.563**	**4.948.462**	**9.629.482**
Organismos con Autonomía Funcional b/	**3.443.975**	**4.466.477**	**5.091.981**	**6.776.963**	**7.599.590**
Universidades Nacionales c/	**4.912.777**	**10.231.432**	**12.328.516**	**12.599.120**	**20.654.301**
Otros Gastos	**81.537.652**	**113.587.128**	**110.205.717**	**147.181.164**	**194.303.614**

Fuente: Onapre

Notas:

a/ Cifras estimadas al 31/12/2011

b/ No incluye Asignaciones Legales, Proyectos por Endeudamiento, ni Obligaciones de Ejercicios Anteriores

c/ No incluye Proyectos por Endeudamiento, ni Obligaciones de Ejercicios Anteriores.

Los valores monetarios para el año 2007, se expresan en escala monetaria vigente a partir del 01/01/2008 a objeto de mantener la uniformidad de la serie estadistica.

Cuadro 6.11

Principales Conceptos del Gasto

Proyecto de Ley de Presupuesto 2012

(En Bolívares)

CONCEPTOS	MONTO
TOTAL	**297.836.717.982**
Legales	**124.219.531.028**
Servicio de la Deuda Pública (Ministerio del Poder Popular de Planificación y Finanzas)	54.714.017.528
Situado Constitucional	46.612.986.824
Situado Estadal	37.290.389.459
Situado Municipal	9.322.597.365
Fondo de Compensación Interterritorial (FCI)	15.900.578.653
Estadal	6.024.540.777
Municipal	4.452.162.023
Poder Popular	4.770.173.596
Fortalecimiento Institucional	653.702.257
Sistema de Justicia	4.661.298.682
Rectificaciones al Presupuesto	2.330.649.341
Proyectos por Endeudamiento	**18.707.000.000**
Organismos con Autonomía Funcional a/	**7.159.161.876**
Universidades Nacionales	**10.791.820.265**
Otros Gastos	**136.959.204.813**

Fuente: Onapre

Nota:

a/ No incluye Asignaciones Legales, Proyectos por Endeudamiento, ni Obligaciones de Ejercicios Anteriores

Cuadro 6.12

Principales Conceptos del Gasto por Fuentes de Financiamiento

Proyecto de Ley de Presupuesto 2012

(En Bolívares)

CONCEPTOS	ORDINARIOS	PROYECTOS POR ENDEUDAMIENTO	DEUDA PÚBLICA	GESTIÓN FISCAL	OTRAS FUENTES	TOTAL
TOTAL	**233.064.934.120**	**18.707.000.000**	**25.820.049.409**	**20.000.000.000**	**244.734.453**	**297.836.717.982**
Legales	**98.399.481.619**	**0**	**25.820.049.409**	**0**	**0**	**124.219.531.028**
Servicio de la Deuda Pública (Ministerio del Poder Popular de Planificación y Finanzas)	28.893.968.119	0	25.820.049.409	0	0	54.714.017.528
Situado Constitucional	46.612.986.824	0	0	0	0	46.612.986.824
Situado Estadal	37.290.389.459	0	0	0	0	37.290.389.459
Situado Municipal	9.322.597.365	0	0	0	0	9.322.597.365
Fondo de Compensación Interterritorial (FCI)	15.900.578.653	0	0	0	0	15.900.578.653
Estadal	6.024.540.777	0	0	0	0	6.024.540.777
Municipal	4.452.162.023	0	0	0	0	4.452.162.023
Poder Popular	4.770.173.596	0	0	0	0	4.770.173.596
Fortalecimiento Institucional	653.702.257	0	0	0	0	653.702.257
Sistema de Justicia	4.661.298.682	0	0	0	0	4.661.298.682
Rectificaciones al Presupuesto	2.330.649.341	0	0	0	0	2.330.649.341
Proyectos por Endeudamiento	**0**	**18.707.000.000**	**0**	**0**	**0**	**18.707.000.000**
Organismos con Autonomía Funcional a/	**7.159.161.876**	**0**	**0**	**0**	**0**	**7.159.161.876**
Universidades Nacionales	**8.353.449.433**	**0**	**0**	**2.438.370.832**	**0**	**10.791.820.265**
Otros Gastos	**119.152.841.192**	**0**	**0**	**17.561.629.168**	**244.734.453**	**136.959.204.813**

Fuente: Onapre

Nota:

a/ No incluye Proyectos por Endeudamiento, ni Obligaciones de Ejercicios Anteriores.

Cuadro 6.13

Principales Conceptos del Gasto por Acciones Centralizadas y por Proyectos

Proyecto de Ley de Presupuesto 2012

(Bolívares)

CONCEPTOS	ACCIONES CENTRALIZADAS	PROYECTOS	RECTIFICACIONES	TOTAL
TOTAL	**160.909.385.899**	**134.596.682.742**	**2.330.649.341**	**297.836.717.982**
Legales	**103.431.445.022**	**18.457.436.665**	**2.330.649.341**	**124.219.531.028**
Servicio de la Deuda Pública (Ministerio del Poder Popular de Planificación y Finanzas)	54.714.017.528	0	0	54.714.017.528
Situado Constitucional	46.612.986.824	0	0	46.612.986.824
Situado Estadal	37.290.389.459	0	0	37.290.389.459
Situado Municipal	9.322.597.365	0	0	9.322.597.365
Fondo de Compensación Interterritorial (FCI)	0	15.900.578.653	0	15.900.578.653
Estadal	0	6.024.540.777	0	6.024.540.777
Municipal	0	4.452.162.023	0	4.452.162.023
Poder Popular	0	4.770.173.596	0	4.770.173.596
Fortalecimiento Institucional	0	653.702.257	0	653.702.257
Sistema de Justicia	2.104.440.670	2.556.858.012	0	4.661.298.682
Rectificaciones al Presupuesto	0	0	2.330.649.341	2.330.649.341
Proyectos por Endeudamiento	**0**	**18.707.000.000**	**0**	**18.707.000.000**
Organismos con Autonomía Funcional a/	**3.341.109.420**	**3.818.052.456**	**0**	**7.159.161.876**
Universidades Nacionales	**5.333.004.231**	**5.458.816.034**	**0**	**10.791.820.265**
Otros Gastos	**48.803.827.226**	**88.155.377.587**	**0**	**136.959.204.813**

Fuente: Onapre

Nota:

a/ No incluye Proyectos por Endeudamiento, ni Obligaciones de Ejercicios Anteriores.

Cuadro 6.14-1

Principales Conceptos del Gasto - Institucional

Proyecto de Ley de Presupuesto 2012

(En Bolívares)

DENOMINACIÓN	ASAMBLEA NACIONAL	CONTRALORÍA GENERAL DE LA REPÚBLICA	CONSEJO NACIONAL ELECTORAL	MIN. P.P. PARA RELACIONES EXTERIORES	MIN. P.P. PARA LA DEFENSA	MIN. P.P. PARA LA EDUCACIÓN	MIN. P.P. PARA EL TRABAJO Y SEGURIDAD SOCIAL	MIN. P.P. PARA EL AMBIENTE	TRIBUNAL SUPREMO DE JUSTICIA
TOTAL GASTOS	**1.063.665.591**	**351.083.561**	**2.191.540.129**	**1.404.812.621**	**21.299.025.105**	**33.159.337.814**	**19.318.402.039**	**2.903.094.577**	**6.518.799.689**
Legales	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**4.661.298.682**
Servicio de la Deuda Pública (Min. del Poder Popular de Planificación y Finanzas)	0	0	0	0	0	0	0	0	0
Situado Constitucional	0	0	0	0	0	0	0	0	0
Situado Estadal	0	0	0	0	0	0	0	0	0
Situado Municipal	0	0	0	0	0	0	0	0	0
Fondo de Compensación Interterritorial (FCI)	0	0	0	0	0	0	0	0	0
Estadal	0	0	0	0	0	0	0	0	0
Municipal	0	0	0	0	0	0	0	0	0
Poder Popular	0	0	0	0	0	0	0	0	0
Fortalecimiento Institucional	0	0	0	0	0	0	0	0	0
Sistema de Justicia	0	0	0	0	0	0	0	0	4.661.298.682
Rectificaciones al Presupuesto	0	0	0	0	0	0	0	0	0
Proyectos por Endeudamiento	**0**	**0**	**0**	**0**	**8.600.000.000**	**0**	**0**	**1.662.254.686**	**0**
Organismos con Autonomía Funcional a/	**1.060.206.415**	**350.083.561**	**2.191.540.129**	**0**	**0**	**0**	**0**	**0**	**1.662.339.758**
Universidades Nacionales	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Otros Gastos	**3.459.176**	**1.000.000**	**0**	**1.404.812.621**	**12.699.025.105**	**33.159.337.814**	**19.318.402.039**	**1.240.839.891**	**195.161.249**

Fuente: Onapre

Cuadro 6.14-2
Principales Conceptos del Gasto - Institucional
Proyecto de Ley de Presupuesto 2012
(En Bolívares)

DENOMINACIÓN	MINISTERIO PÚBLICO	PROCURADURÍA GENERAL DE LA REPÚBLICA	MIN. P.P. PARA RELACIONES INTERIORES Y JUSTICIA	DEFENSORÍA DEL PUEBLO	VICEPRESIDENCIA DE LA REPÚBLICA	MIN. P.P. PARA LA AGRICULTURA Y TIERRAS	MIN. P.P. PARA LA EDUCACIÓN UNIVERSITARIA	MIN. P.P. PARA LA COMUNICACIÓN Y LA INFORMACIÓN	MIN. P.P. DEL DESPACHO DE LA PRESIDENCIA
TOTAL GASTOS	**1.752.499.229**	**115.860.168**	**51.273.865.152**	**144.892.784**	**1.091.034.894**	**2.933.646.251**	**14.754.515.245**	**764.181.495**	**4.551.430.129**
Legales	**0**	**0**	**46.612.986.824**	**0**	**0**	**0**	**0**	**0**	**0**
Servicio de la Deuda Pública (Min. del Poder Popular de Planificación y Finanzas)	0	0	0	0	0	0	0	0	0
Situado Constitucional	0	0	46.612.986.824	0	0	0	0	0	0
Situado Estadal	0	0	37.290.389.459	0	0	0	0	0	0
Situado Municipal	0	0	9.322.597.365	0	0	0	0	0	0
Fondo de Compensación Interterritorial (FCI)	0	0	0	0	0	0	0	0	0
Estadal	0	0	0	0	0	0	0	0	0
Municipal	0	0	0	0	0	0	0	0	0
Poder Popular	0	0	0	0	0	0	0	0	0
Fortalecimiento Institucional	0	0	0	0	0	0	0	0	0
Sistema de Justicia	0	0	0	0	0	0	0	0	0
Rectificaciones al Presupuesto	0	0	0	0	0	0	0	0	0
Proyectos por Endeudamiento	**0**	**0**	**0**	**0**	**0**	**22.336.556**	**0**	**0**	**257.167.898**
Organismos con Autonomía Funcional a/	**1.750.099.229**	**0**	**0**	**144.892.784**	**0**	**0**	**0**	**0**	**0**
Universidades Nacionales	**0**	**0**	**0**	**0**	**0**	**0**	**10.791.820.265**	**0**	**0**
Otros Gastos	**2.400.000**	**115.860.168**	**4.660.878.328**	**0**	**1.091.034.894**	**2.911.309.695**	**3.962.694.980**	**764.181.495**	**4.294.262.231**

Fuente: Onapre

Cuadro 6.14-3

Principales Conceptos del Gasto - Institucional

Proyecto de Ley de Presupuesto 2012

(En Bolívares)

DENOMINACIÓN	CONSEJO MORAL REPÚBLICANO	SUPERINTENDENCIA DE AUDITORÍA INTERNA	MIN. P.P. PARA LA ALIMENTACIÓN	MIN. P.P. PARA LAS INDUSTRIAS BÁSICAS Y MINERÍA	MIN. P.P. PARA EL TURISMO	MIN. P.P. PARA LA ENERGÍA Y PETRÓLEO	MIN. P.P. PARA LA CULTURA	MIN. P.P. PARA EL DEPORTE	MIN. P.P. PARA LOS PUEBLOS INDÍGENAS
TOTAL GASTOS	**5.322.724**	**26.529.226**	**4.051.607.533**	**2.910.063.392**	**158.034.862**	**371.169.182**	**1.214.501.116**	**1.294.654.504**	**187.018.084**
Legales	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Servicio de la Deuda Pública (Min. del Poder Popular de Planificación y Finanzas)	0	0	0	0	0	0	0	0	0
Situado Constitucional	0	0	0	0	0	0	0	0	0
Situado Estadal	0	0	0	0	0	0	0	0	0
Situado Municipal	0	0	0	0	0	0	0	0	0
Fondo de Compensación Interterritorial (FCI)	0	0	0	0	0	0	0	0	0
Estadal	0	0	0	0	0	0	0	0	0
Municipal	0	0	0	0	0	0	0	0	0
Poder Popular	0	0	0	0	0	0	0	0	0
Fortalecimiento Institucional	0	0	0	0	0	0	0	0	0
Sistema de Justicia	0	0	0	0	0	0	0	0	0
Rectificaciones al Presupuesto	0	0	0	0	0	0	0	0	0
Proyectos por Endeudamiento	**0**	**0**	**0**	**2.765.494.761**	**0**	**0**	**0**	**0**	**0**
Organismos con Autonomía Funcional a/	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Universidades Nacionales	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Otros Gastos	**5.322.724**	**26.529.226**	**4.051.607.533**	**144.568.631**	**158.034.862**	**371.169.182**	**1.214.501.116**	**1.294.654.504**	**187.018.084**

Fuente: Onapre

Cuadro 6.14-4

Principales Conceptos del Gasto - Institucional

Proyecto de Ley de Presupuesto 2012

(En Bolívares)

DENOMINACIÓN	MIN. P.P. PARA EL COMERCIO	MIN. P.P. PARA LA SALUD	MIN. P.P. PARA CIENCIA, TECNOLOGÍA E INDUSTRIAS INTERMEDIAS	MIN. P.P. PARA LAS COMUNAS Y PROTECCIÓN SOCIAL	MIN. P.P. PARA LA MUJER Y LA IGUALDAD DE GÉNERO	MIN. P.P. PARA ENERGÍA ELÉCTRICA	MIN. P.P. DE PLANIFICACIÓN Y FINANZAS	MIN. P.P. PARA TRANSPORTE Y COMUNICACIONES
TOTAL GASTOS	**302.269.567**	**19.451.516.006**	**2.500.312.048**	**3.213.345.024**	**394.641.047**	**7.195.137.772**	**60.419.158.928**	**5.418.112.521**
Legales	**0**	**0**	**0**	**0**	**0**	**0**	**54.714.017.528**	**0**
Servicio de la Deuda Pública (Min. del Poder Popular de Planificación y Finanzas)	0	0	0	0	0	0	54.714.017.528	0
Situado Constitucional	0	0	0	0	0	0	0	0
Situado Estadal	0	0	0	0	0	0	0	0
Situado Municipal	0	0	0	0	0	0	0	0
Fondo de Compensación Interterritorial (FCI)	0	0	0	0	0	0	0	0
Estadal	0	0	0	0	0	0	0	0
Municipal	0	0	0	0	0	0	0	0
Poder Popular	0	0	0	0	0	0	0	0
Fortalecimiento Institucional	0	0	0	0	0	0	0	0
Sistema de Justicia	0	0	0	0	0	0	0	0
Rectificaciones al Presupuesto	0	0	0	0	0	0	0	0
Proyectos por Endeudamiento	**0**	**7.219.766**	**0**	**0**	**0**	**4.214.506.927**	**0**	**1.178.019.406**
Organismos con Autonomía Funcional a/	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Universidades Nacionales	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Otros Gastos	**302.269.567**	**19.444.296.240**	**2.500.312.048**	**3.213.345.024**	**394.641.047**	**2.980.630.845**	**5.705.141.400**	**4.240.093.115**

Fuente: Onapre

Cuadro 6.14-5

Principales Conceptos del Gasto - Institucional

Proyecto de Ley de Presupuesto 2012

(En Bolívares)

DENOMINACIÓN	MIN. P.P. PARA VIVIENDA Y HÁBITAT	CONSEJO FEDERAL DE GOBIERNO	MIN. P.P. PARA LA JUVENTUD	MIN. P.P. PARA EL SERVICIO PENITENCIARIO	RECTIFICACIONES	TOTAL
TOTAL GASTOS	**2.648.954.033**	**15.996.116.638**	**658.743.334**	**1.497.174.627**	**2.330.649.341**	**297.836.717.982**
Legales	**0**	**15.900.578.653**	**0**	**0**	**2.330.649.341**	**124.219.531.028**
Servicio de la Deuda Pública (Min. del Poder Popular de Planificación y Finanzas)	0	0	0	0	0	54.714.017.528
Situado Constitucional	0	0	0	0	0	46.612.986.824
Situado Estadal	0	0	0	0	0	37.290.389.459
Situado Municipal	0	0	0	0	0	9.322.597.365
Fondo de Compensación Interterritorial (FCI)	0	15.900.578.653	0	0	0	15.900.578.653
Estadal	0	6.024.540.777	0	0	0	6.024.540.777
Municipal	0	4.452.162.023	0	0	0	4.452.162.023
Poder Popular	0	4.770.173.596	0	0	0	4.770.173.596
Fortalecimiento Institucional	0	653.702.257	0	0	0	653.702.257
Sistema de Justicia	0	0	0	0	0	4.661.298.682
Rectificaciones al Presupuesto	0	0	0	0	2.330.649.341	2.330.649.341
Proyectos por Endeudamiento	**0**	**0**	**0**	**0**	**0**	**18.707.000.000**
Organismos con Autonomía Funcional a/	**0**	**0**	**0**	**0**	**0**	**7.159.161.876**
Universidades Nacionales	**0**	**0**	**0**	**0**	**0**	**10.791.820.265**
Otros Gastos	**2.648.954.033**	**95.537.985**	**658.743.334**	**1.497.174.627**	**0**	**136.959.204.813**

Fuente: Onapre

Cuadro 6.15

Clasificación Económica del Gasto

(En Miles de Bolívares)

2007-2011

DENOMINACIÓN	2007	2008	2009	2010	2011 a/
TOTAL GASTOS	**143.243.259**	**192.543.448**	**195.722.104**	**238.934.920**	**332.812.450**
Gastos Corrientes	**100.457.448**	**140.738.939**	**146.914.894**	**188.809.817**	**248.121.436**
Gastos de Consumo	**30.594.791**	**43.824.947**	**49.692.214**	**60.416.783**	**81.654.734**
Remuneraciones	24.583.910	34.812.925	41.813.018	52.426.821	68.538.870
Compra de Bienes y Servicios	5.504.869	8.477.983	7.260.407	7.049.948	11.756.705
Impuestos Indirectos	468.513	444.697	427.474	517.975	710.271
Descuentos, Bonificaciones y Devoluciones	37.499	89.342	191.315	422.039	648.888
Gastos de la Propiedad	**7.282.108**	**8.913.547**	**10.591.922**	**14.400.066**	**22.801.970**
Intereses	7.280.656	8.908.637	10.590.291	14.398.613	22.799.670
Alquileres de Tierras y Terrenos	15	1	5	6	31
Derechos Sobre Bienes Intangibles	1.437	4.909	1.626	1.447	2.269
Transferencias y Donaciones Corrientes	**62.579.840**	**87.978.668**	**86.629.711**	**113.990.397**	**143.659.667**
Al Sector Privado	5.823.249	7.708.255	9.068.615	11.769.468	16.729.906
AL SECTOR PÚBLICO	56.662.498	80.174.453	77.489.259	102.120.131	126.813.779
Al Sector Externo	94.093	95.960	71.837	100.798	115.982
Rectificaciones al Presupuesto	**0**	**898**	**0**	**256**	**0**
Otros Gastos Corrientes	**709**	**20.879**	**1.047**	**2.315**	**5.065**
Gastos de Capital e Inversiones Financieras	**37.426.013**	**43.899.129**	**43.188.601**	**48.361.746**	**76.074.800**
Inversión Directa	**1.922.235**	**2.178.753**	**692.760**	**1.148.487**	**3.506.645**
Formación Bruta de Capital Fijo	1.847.357	2.124.445	680.228	1.140.071	3.484.637
Tierras, Terrenos y Otros Activos	14.649	6.169	2.251	0	0
Bienes Intangibles	60.229	48.139	10.281	8.416	22.008
Transferencias y Donaciones de Capital	**33.547.621**	**40.108.532**	**39.282.744**	**45.530.679**	**72.341.965**
Al Sector Privado	58.333	126.607	77.701	81.467	33.426
AL SECTOR PÚBLICO	33.489.256	39.981.925	39.205.043	45.448.692	72.308.228
Al Sector Externo	32	0	0	520	311
Inversión Financiera	**1.956.157**	**1.611.844**	**3.213.097**	**1.682.580**	**226.190**
Aportes en Acciones y Participación de Capital	1.956.157	1.611.844	3.213.097	1.682.580	226.190
Concesión de Préstamos	0	0	0	0	0
Aplicaciones Financieras	**5.359.798**	**7.905.380**	**5.618.609**	**1.763.357**	**8.616.214**
Amortización de Préstamos	**5.057.986**	**7.028.565**	**5.087.933**	**1.450.126**	**6.730.909**
Servicico de la Deuda Pública por Obligaciones de Ejercicios Anteriores	**0**	**328.662**	**0**	**687**	**19.427**
Disminución de Otros Pasivos Financieros	**301.812**	**548.153**	**530.676**	**312.544**	**1.865.878**

Fuente: Onapre

Notas:

a/ Estimación al 31/12/2011

Los valores monetarios para el año 2007, se expresan en escala monetaria vigente a partir del 01/01/2008 a objeto de mantener la uniformidad de la serie estadistica.

Cuadro 6.16

Clasificación Económica del Gasto

Proyecto de Ley Presupuesto 2012

(En Bolívares)

DENOMINACIÓN	MONTO
TOTAL GASTOS	**297.836.717.982**
Gastos Corrientes	**232.694.184.125**
Gastos de Consumo	**79.015.962.119**
Remuneraciones	54.684.568.529
Compra de Bienes y Servicios	22.793.107.617
Impuestos Indirectos	978.300.848
Descuentos, Bonificaciones y Devoluciones	559.985.125
Gastos de la Propiedad	**42.920.501.949**
Intereses	42.917.011.778
Alquileres de Tierras y Terrenos	33.638
Derechos Sobre Bienes Intangibles	3.456.533
Transferencias y Donaciones Corrientes	**108.420.199.098**
Al Sector Privado	13.056.431.697
AL SECTOR PÚBLICO	95.339.659.493
Al Sector Externo	24.107.908
Rectificaciones al Presupuesto	**2.330.649.341**
Otros Gastos Corrientes	**6.871.618**
Gastos de Capital e Inversiones Financieras	**54.272.594.417**
Inversión Directa	**1.716.368.856**
Formación Bruta de Capital Fijo	1.680.845.199
Tierras, Terrenos y Otros Activos	
Bienes Intangibles	35.523.657
Transferencias y Donaciones de Capital	**52.229.887.956**
Al Sector Privado	
AL SECTOR PÚBLICO	52.229.887.956
Al Sector Externo	
Inversión Financiera	**326.337.605**
Aportes en Acciones y Participación de Capital	326.337.605
Concesión de Préstamos	
Aplicaciones Financieras	**10.869.939.440**
Amortización de Préstamos	**10.351.960.459**
Disminución de Otros Pasivos Financieros	**517.978.981**

Fuente: Onapre

Cuadro 6.17

Clasificación Económica del Gasto por Fuentes de Financiamiento

Proyecto de Ley Presupuesto 2012

(En Bolívares)

DENOMINACIÓN	ORDINARIOS	PROYECTOS POR ENDEUDAMIENTO	DEUDA PÚBLICA	GESTIÓN FISCAL	OTRAS FUENTES	TOTAL
TOTAL GASTOS	**233.064.934.120**	**18.707.000.000**	**25.820.049.409**	**20.000.000.000**	**244.734.453**	**297.836.717.982**
Gastos Corrientes	**188.529.110.253**	**8.607.219.766**	**15.468.088.950**	**19.939.765.156**	**150.000.000**	**232.694.184.125**
Gastos de Consumo	**59.563.223.868**	**8.600.000.000**	**424.469.519**	**10.428.268.732**		**79.015.962.119**
Remuneraciones	46.172.433.592			8.512.134.937		54.684.568.529
Compra de Bienes y Servicios	11.933.752.422	8.600.000.000	347.000.053	1.912.355.142		22.793.107.617
Impuestos Indirectos	974.522.195			3.778.653		978.300.848
Descuentos, Bonificaciones y Devoluciones	482.515.659		77.469.466			559.985.125
Gastos de la Propiedad	**27.876.882.518**		**15.043.619.431**			**42.920.501.949**
Intereses	27.873.392.347		15.043.619.431			42.917.011.778
Alquileres de Tierras y Terrenos	33.638					33.638
Derechos Sobre Bienes Intangibles	3.456.533					3.456.533
Transferencias y Donaciones Corrientes	**98.751.482.908**	**7.219.766**		**9.511.496.424**	**150.000.000**	**108.420.199.098**
Al Sector Privado	12.198.988.725			857.442.972		13.056.431.697
AL SECTOR PÚBLICO	86.528.386.275	7.219.766		8.654.053.452	150.000.000	95.339.659.493
Al Sector Externo	24.107.908					24.107.908
Rectificaciones al Presupuesto	**2.330.649.341**					**2.330.649.341**
Otros Gastos Corrientes	**6.871.618**					**6.871.618**
Gastos de Capital e Inversiones Financieras	**44.017.844.886**	**10.099.780.234**		**60.234.844**	**94.734.453**	**54.272.594.417**
Inversión Directa	**1.677.261.153**			**39.107.703**		**1.716.368.856**
Formación Bruta de Capital Fijo	1.641.737.496			39.107.703		1.680.845.199
Tierras, Terrenos y Otros Activos						
Bienes Intangibles	35.523.657					35.523.657
Transferencias y Donaciones de Capital	**42.108.980.581**	**10.099.780.234**		**21.127.141**		**52.229.887.956**
Al Sector Privado						
AL SECTOR PÚBLICO	42.108.980.581	10.099.780.234		21.127.141		52.229.887.956
Al Sector Externo						
Inversión Financiera	**231.603.152**				**94.734.453**	**326.337.605**
Aportes en Acciones y Participación de Capital	231.603.152				94.734.453	326.337.605
Concesión de Préstamos						
Aplicaciones Financieras	**517.978.981**		**10.351.960.459**			**10.869.939.440**
Incremento de Activos Financieros						
Amortización de Préstamos			**10.351.960.459**			**10.351.960.459**
Servicico de la Deuda Pública por Obligaciones de Ejercicios Anteriores						
Disminución de Otros Pasivos Financieros	**517.978.981**					**517.978.981**

Fuente: Onapre

Cuadro 6.18
Clasificación Económica del Gasto por Acciones Centralizadas y por Proyectos
Proyecto de Ley Presupuesto 2012
(En Bolívares)

DENOMINACIÓN	ACCIONES CENTRALIZADAS	PROYECTOS	RECTIFICACIONES	TOTAL
TOTAL GASTOS	**160.909.385.899**	**134.596.682.742**	**2.330.649.341**	**297.836.717.982**
Gastos Corrientes	**126.036.752.652**	**104.326.782.132**	**2.330.649.341**	**232.694.184.125**
Gastos de Consumo	**24.553.757.786**	**54.462.204.333**		**79.015.962.119**
Remuneraciones	19.380.292.336	35.304.276.193		54.684.568.529
Compra de Bienes y Servicios	4.173.330.310	18.619.777.307		22.793.107.617
Impuestos Indirectos	440.150.015	538.150.833		978.300.848
Descuentos, Bonificaciones y Devoluciones	559.985.125			559.985.125
Gastos de la Propiedad	**42.917.854.021**	**2.647.928**		**42.920.501.949**
Intereses	42.917.011.778			42.917.011.778
Alquileres de Tierras y Terrenos	30.758	2.880		33.638
Derechos Sobre Bienes Intangibles	811.485	2.645.048		3.456.533
Transferencias y Donaciones Corrientes	**58.558.269.227**	**49.861.929.871**		**108.420.199.098**
Al Sector Privado	11.982.695.175	1.073.736.522		13.056.431.697
AL SECTOR PÚBLICO	46.564.482.781	48.775.176.712		95.339.659.493
Al Sector Externo	11.091.271	13.016.637		24.107.908
Rectificaciones al Presupuesto			**2.330.649.341**	**2.330.649.341**
Otros Gastos Corrientes	**6.871.618**			**6.871.618**
Gastos de Capital e Inversiones Financieras	**24.131.900.468**	**30.140.693.949**		**54.272.594.417**
Inversión Directa	**531.618.051**	**1.184.750.805**		**1.716.368.856**
Formación Bruta de Capital Fijo	515.475.093	1.165.370.106		1.680.845.199
Tierras, Terrenos y Otros Activos				
Bienes Intangibles	16.142.958	19.380.699		35.523.657
Transferencias y Donaciones de Capital	**23.323.944.812**	**28.905.943.144**		**52.229.887.956**
Al Sector Privado				
AL SECTOR PÚBLICO	23.323.944.812	28.905.943.144		52.229.887.956
Al Sector Externo				
Inversión Financiera	**276.337.605**	**50.000.000**		**326.337.605**
Aportes en Acciones y Participación de Capital	276.337.605	50.000.000		326.337.605
Concesión de Préstamos				
Aplicaciones Financieras	**10.740.732.779**	**129.206.661**		**10.869.939.440**
Incremento de Activos Financieros				
Amortización de Préstamos	**10.351.960.459**			10.351.960.459
Servicico de la Deuda Pública por Obligaciones de Ejercicios Anteriores				
Disminución de Otros Pasivos Financieros	**388.772.320**	**129.206.661**		517.978.981

Fuente: Onapre

Cuadro 6.19-1
Clasificación Económica - Institucional del Gasto
Proyecto de Ley de Presupuesto 2012
(En Bolívares)

DENOMINACIÓN	ASAMBLEA NACIONAL	CONTRALORÍA GENERAL DE LA REPÚBLICA	CONSEJO NACIONAL ELECTORAL	MIN. P.P. PARA RELACIONES EXTERIORES	MIN. P.P. PARA LA DEFENSA	MIN. P.P. PARA LA EDUCACIÓN	MIN. P.P. PARA EL TRABAJO Y SEGURIDAD SOCIAL	MIN. P.P. PARA EL AMBIENTE	TRIBUNAL SUPREMO DE JUSTICIA
TOTAL GASTOS	**1.063.665.591**	**351.083.561**	**2.191.540.129**	**1.404.812.621**	**21.299.025.105**	**33.159.337.814**	**19.318.402.039**	**2.903.094.577**	**6.518.799.689**
Gastos Corrientes	**1.042.122.371**	**339.352.229**	**2.163.590.566**	**1.361.019.816**	**21.294.935.390**	**32.828.119.687**	**19.245.403.767**	**1.228.564.874**	**6.132.576.259**
Gastos de Consumo	**726.043.102**	**148.519.040**	**1.834.159.393**	**1.210.458.411**	**18.701.712.216**	**24.548.450.225**	**720.589.143**	**661.209.016**	**4.775.039.195**
Remuneraciones	546.414.536	114.679.471	1.278.940.039	812.406.228	8.229.791.439	19.396.341.396	588.976.557	585.647.981	4.336.160.555
Compra de Bienes y Servicios	159.955.245	29.793.903	498.244.526	391.424.040	10.303.092.480	5.044.184.154	110.297.314	64.791.272	369.070.391
Impuestos Indirectos	19.673.321	4.045.666	56.974.828	6.628.143	168.828.297	107.924.675	21.315.272	10.769.763	69.808.249
Descuentos, Bonificaciones y Devoluciones	0	0	0	0	0	0	0	0	0
Gastos de la Propiedad	**0**	**220.000**	**0**	**10.928**	**278.301**	**150.000**	**0**	**80.000**	**0**
Intereses	0	0	0	0	0	0	0	0	0
Alquileres de Tierras y Terrenos	0	0	0	0	0	0	0	0	0
Derechos Sobre Bienes Intangibles	0	220.000	0	10.928	278.301	150.000	0	80.000	0
Transferencias y Donaciones Corrientes	**316.079.269**	**190.613.189**	**329.431.173**	**150.550.477**	**2.592.944.873**	**8.279.519.462**	**18.524.814.624**	**567.275.858**	**1.357.537.064**
Al Sector Privado	173.106.569	119.533.162	329.431.173	133.450.840	144.753.126	5.982.266.841	45.502.464	196.621.080	1.355.892.459
Al Sector Público	142.450.700	70.990.027	0	5.730.000	2.448.077.207	2.295.459.396	18.479.312.160	370.579.528	1.644.605
Al Sector Externo	522.000	90.000	0	11.369.637	114.540	1.793.225	0	75.250	0
Rectificaciones al Presupuesto	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Otros Gastos Corrientes	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Gastos de Capital e Inversiones Financieras	**18.084.044**	**10.731.332**	**27.949.563**	**29.599.027**	**2.581.613**	**234.881.751**	**62.998.272**	**1.673.329.703**	**191.062.181**
Inversión Directa	**18.084.044**	**10.731.332**	**27.949.563**	**29.599.027**	**2.581.613**	**77.472.550**	**62.998.272**	**11.075.017**	**191.062.181**
Formación Bruta de Capital Fijo	16.864.078	9.271.098	22.174.057	29.514.521	0	67.472.550	62.973.188	11.064.017	190.223.471
Tierras, Terrenos y Otros Activos	0	0	0	0	0	0	0	0	0
Bienes Intangibles	1.219.966	1.460.234	5.775.506	84.506	2.581.613	10.000.000	25.084	11.000	838.710
Transferencias y Donaciones de Capital	**0**	**0**	**0**	**0**	**0**	**157.409.201**	**0**	**1.662.254.686**	**0**
Al Sector Privado	0	0	0	0	0	0	0	0	0
Al Sector Público	0	0	0	0	0	157.409.201	0	1.662.254.686	0
Al Sector Externo	0	0	0	0	0	0	0	0	0
Inversión Financiera	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Aportes en Acciones y Participación de Capital	0	0	0	0	0	0	0	0	0
Concesión de Préstamos	0	0	0	0	0	0	0	0	0
Aplicaciones Financieras	**3.459.176**	**1.000.000**	**0**	**14.193.778**	**1.508.102**	**96.336.376**	**10.000.000**	**1.200.000**	**195.161.249**
Incremento de Activos Financieros	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Amortización de Préstamos	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Servicico de la Deuda Pública por Obligaciones de Ejercio	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Disminución de Otros Pasivos Financieros	**3.459.176**	**1.000.000**	**0**	**14.193.778**	**1.508.102**	**96.336.376**	**10.000.000**	**1.200.000**	**195.161.249**

Fuente: Onapre

Cuadro 6.19-2
Clasificación Económica - Institucional del Gasto
Proyecto de Ley de Presupuesto 2012
(En Bolívares)

DENOMINACIÓN	MINISTERIO PÚBLICO	PROCURADURÍA GENERAL DE LA REPÚBLICA	MIN. P.P. PARA RELACIONES INTERIORES Y JUSTICIA	DEFENSORÍA DEL PUEBLO	VICEPRESIDENCIA DE LA REPÚBLICA	MIN. P.P. PARA LA AGRICULTURA Y TIERRAS	MIN. P.P. PARA LA EDUCACIÓN UNIVERSITARIA	MIN. P.P. PARA LA COMUNICACIÓN Y LA INFORMACIÓN	MIN. P.P. DEL DESPACHO DE LA PRESIDENCIA
TOTAL GASTOS	**1.752.499.229**	**115.860.168**	**51.273.865.152**	**144.892.784**	**1.091.034.894**	**2.933.646.251**	**14.754.515.245**	**764.181.495**	**4.551.430.129**
Gastos Corrientes	**1.655.171.861**	**112.750.345**	**27.735.176.460**	**142.877.156**	**1.056.306.035**	**1.791.537.650**	**14.743.292.346**	**756.885.319**	**4.285.635.807**
Gastos de Consumo	**1.403.188.584**	**102.660.408**	**3.178.915.896**	**138.719.656**	**263.760.197**	**419.870.672**	**284.406.414**	**305.812.404**	**671.626.556**
Remuneraciones	1.202.783.123	87.937.644	2.868.694.681	121.216.115	179.821.978	347.627.393	200.043.762	210.157.174	459.327.786
Compra de Bienes y Servicios	172.112.879	12.809.720	273.734.904	16.100.741	74.147.895	64.462.114	74.224.198	84.817.678	185.539.721
Impuestos Indirectos	28.292.582	1.913.044	36.486.311	1.402.800	9.790.324	7.781.165	10.138.454	10.837.552	26.759.049
Descuentos, Bonificaciones y Devoluciones	0	0	0	0	0	0	0	0	0
Gastos de la Propiedad	**0**	**0**	**0**	**0**	**200.000**	**50.000**	**0**	**0**	**0**
Intereses	0	0	0	0	0	0	0	0	0
Alquileres de Tierras y Terrenos	0	0	0	0	0	0	0	0	0
Derechos Sobre Bienes Intangibles	0	0	0	0	200.000	50.000	0	0	0
Transferencias y Donaciones Corrientes	**251.983.277**	**10.089.937**	**24.556.260.564**	**4.157.500**	**792.345.838**	**1.371.616.978**	**14.458.885.932**	**451.072.915**	**3.614.009.251**
Al Sector Privado	250.336.643	9.384.737	232.415.312	1.357.500	38.791.023	203.996.197	42.805.079	20.918.060	263.013.847
Al Sector Público	1.646.634	705.200	24.323.345.252	2.100.000	753.554.815	1.167.620.781	14.413.287.989	430.154.855	3.350.995.404
Al Sector Externo	0	0	500.000	700.000	0	0	2.792.864	0	0
Rectificaciones al Presupuesto	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Otros Gastos Corrientes	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Gastos de Capital e Inversiones Financieras	**94.927.368**	**3.109.823**	**23.489.618.353**	**2.015.628**	**34.728.859**	**1.132.601.939**	**10.622.899**	**7.296.176**	**265.794.322**
Inversión Directa	**94.927.368**	**3.109.823**	**68.629.113**	**2.015.628**	**34.728.859**	**5.988.907**	**10.622.899**	**7.296.176**	**8.626.424**
Formación Bruta de Capital Fijo	94.772.288	2.960.160	67.319.548	2.015.628	34.726.779	5.888.907	9.394.233	7.296.176	8.591.424
Tierras, Terrenos y Otros Activos	0	0	0	0	0	0	0	0	0
Bienes Intangibles	155.080	149.663	1.309.565	0	2.080	100.000	1.228.666	0	35.000
Transferencias y Donaciones de Capital	**0**	**0**	**23.420.989.240**	**0**	**0**	**1.126.613.032**	**0**	**0**	**257.167.898**
Al Sector Privado	0	0	0	0	0	0	0	0	0
Al Sector Público	0	0	23.420.989.240	0	0	1.126.613.032	0	0	257.167.898
Al Sector Externo	0	0	0	0	0	0	0	0	0
Inversión Financiera	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Aportes en Acciones y Participación de Capital	0	0	0	0	0	0	0	0	0
Concesión de Préstamos	0	0	0	0	0	0	0	0	0
Aplicaciones Financieras	**2.400.000**	**0**	**49.070.339**	**0**	**0**	**9.506.662**	**600.000**	**0**	**0**
Incremento de Activos Financieros	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Amortización de Préstamos	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Servicico de la Deuda Pública por Obligaciones de Ejerci	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Disminución de Otros Pasivos Financieros	**2.400.000**	**0**	**49.070.339**	**0**	**0**	**9.506.662**	**600.000**	**0**	**0**

Fuente: Onapre

Cuadro 6.19-3
Clasificación Económica - Institucional del Gasto
Proyecto de Ley de Presupuesto 2012
(En Bolívares)

DENOMINACIÓN	CONSEJO MORAL REPÚBLICANO	SUPERINTENDENCIA DE AUDITORÍA INTERNA	MIN. P.P. PARA LA ALIMENTACIÓN	MIN. P.P. PARA LAS INDUSTRIAS BÁSICAS Y MINERÍA	MIN. P.P. PARA EL TURISMO	MIN. P.P. PARA LA ENERGÍA Y PETRÓLEO	MIN. P.P. PARA LA CULTURA	MIN. P.P. PARA EL DEPORTE	MIN. P.P. PARA LOS PUEBLOS INDÍGENAS
TOTAL GASTOS	**5.322.724**	**26.529.226**	**4.051.607.533**	**2.910.063.392**	**158.034.862**	**371.169.182**	**1.214.501.116**	**1.294.654.504**	**187.018.084**
Gastos Corrientes	**5.307.724**	**26.211.968**	**4.006.247.949**	**143.717.071**	**155.912.660**	**369.566.677**	**1.172.597.247**	**1.291.483.523**	**179.827.178**
Gastos de Consumo	**5.307.724**	**24.943.958**	**145.001.373**	**117.781.501**	**137.005.500**	**263.083.884**	**350.762.142**	**275.705.826**	**82.364.846**
Remuneraciones	4.501.221	19.998.355	100.467.895	98.683.042	104.881.680	247.085.400	175.974.837	231.488.575	39.000.000
Compra de Bienes y Servicios	726.341	4.305.235	37.599.517	16.767.271	29.962.935	14.005.925	150.759.813	39.929.597	31.720.122
Impuestos Indirectos	80.162	640.368	6.933.961	2.331.188	2.160.885	1.992.559	24.027.492	4.287.654	11.644.724
Descuentos, Bonificaciones y Devoluciones	0	0	0	0	0	0	0	0	0
Gastos de la Propiedad	**0**	**0**	**20.000**	**250.000**	**0**	**260**	**90.624**	**0**	**0**
Intereses	0	0	0	0	0	0	0	0	0
Alquileres de Tierras y Terrenos	0	0	0	0	0	0	0	0	0
Derechos Sobre Bienes Intangibles	0	0	20.000	250.000	0	260	90.624	0	0
Transferencias y Donaciones Corrientes	**0**	**1.268.010**	**3.861.226.576**	**25.685.570**	**18.850.542**	**106.482.533**	**821.744.481**	**1.015.777.697**	**97.462.332**
Al Sector Privado	0	1.268.010	3.694.600	1.385.570	13.289.609	60.610.071	34.523.845	13.543.321	97.462.332
Al Sector Público	0	0	3.857.531.976	24.300.000	4.368.301	45.872.462	787.020.636	1.002.234.376	0
Al Sector Externo	0	0	0	0	1.192.632	0	200.000	0	0
Rectificaciones al Presupuesto	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Otros Gastos Corrientes	**0**	**0**	**0**	**0**	**56.618**	**0**	**0**	**0**	**0**
Gastos de Capital e Inversiones Financieras	**15.000**	**317.258**	**44.884.584**	**2.766.246.321**	**522.202**	**1.602.505**	**41.903.869**	**3.170.981**	**7.190.906**
Inversión Directa	**15.000**	**317.258**	**15.809.027**	**751.560**	**522.202**	**1.602.505**	**41.903.869**	**3.170.981**	**7.190.906**
Formación Bruta de Capital Fijo	15.000	317.258	15.054.788	751.560	522.202	1.602.505	41.903.869	3.145.981	7.165.906
Tierras, Terrenos y Otros Activos	0	0	0	0	0	0	0	0	0
Bienes Intangibles	0	0	754.239	0	0	0	0	25.000	25.000
Transferencias y Donaciones de Capital	**0**	**0**	**29.075.557**	**2.765.494.761**	**0**	**0**	**0**	**0**	**0**
Al Sector Privado	0	0	0	0	0	0	0	0	0
Al Sector Público	0	0	29.075.557	2.765.494.761	0	0	0	0	0
Al Sector Externo	0	0	0	0	0	0	0	0	0
Inversión Financiera	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Aportes en Acciones y Participación de Capital	0	0	0	0	0	0	0	0	0
Concesión de Préstamos	0	0	0	0	0	0	0	0	0
Aplicaciones Financieras	**0**	**0**	**475.000**	**100.000**	**1.600.000**	**0**	**0**	**0**	**0**
Incremento de Activos Financieros	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Amortización de Préstamos	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Servicico de la Deuda Pública por Obligaciones de Ejerci	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Disminución de Otros Pasivos Financieros	**0**	**0**	**475.000**	**100.000**	**1.600.000**	**0**	**0**	**0**	**0**

Fuente: Onapre

Cuadro 6.19-4
Clasificación Económica - Institucional del Gasto
Proyecto de Ley de Presupuesto 2012
(En Bolívares)

DENOMINACIÓN	MIN. P.P. PARA EL COMERCIO	MIN. P.P. PARA LA SALUD E	MIN. P.P. PARA LA CIENCIA, TECNOLOGÍA INDUSTRIAS INTERMEDIAS	MIN. P.P. PARA LAS COMUNAS Y PROTECCIÓN SOCIAL	MIN. P.P. PARA LA MUJER Y LA IGUAL DE GENERO	MIN. P.P. PARA LA ENERGÍA ELÉCTRICA	MIN. P.P. DE PLANIFICACIÓN Y FINANZAS	MIN. P.P. PARA TRANSPORTE Y COMUNICACIONES
TOTAL GASTOS	**302.269.567**	**19.451.516.006**	**2.500.312.048**	**3.213.345.024**	**394.641.047**	**7.195.137.772**	**60.419.158.928**	**5.418.112.521**
Gastos Corrientes	**296.840.517**	**19.205.631.001**	**2.395.471.628**	**3.162.068.025**	**331.472.278**	**2.574.856.556**	**49.596.983.544**	**4.193.039.086**
Gastos de Consumo	**172.488.832**	**9.081.810.614**	**335.001.204**	**709.738.988**	**168.828.459**	**971.190.855**	**2.918.699.652**	**1.423.338.578**
Remuneraciones	123.582.129	7.072.807.311	273.361.391	451.982.161	109.085.276	694.438.977	1.137.683.609	1.208.389.962
Compra de Bienes y Servicios	43.450.170	1.947.802.546	54.669.018	232.926.833	52.161.420	211.185.516	1.177.737.962	186.882.178
Impuestos Indirectos	5.456.533	61.200.757	6.970.795	24.829.994	7.581.763	65.566.362	43.292.956	28.066.438
Descuentos, Bonificaciones y Devoluciones	0	0	0	0	0	0	559.985.125	0
Gastos de la Propiedad	**0**	**0**	**0**	**5.485**	**0**	**65.936**	**42.917.313.536**	**7.880**
Intereses	0	0	0	0	0	0	42.917.011.778	0
Alquileres de Tierras y Terrenos	0	0	0	0	0	0	30.758	2.880
Derechos Sobre Bienes Intangibles	0	0	0	5.485	0	65.936	271.000	5.000
Transferencias y Donaciones Corrientes	**124.351.685**	**10.123.810.387**	**2.060.170.424**	**2.452.323.552**	**162.643.819**	**1.603.599.765**	**3.754.465.356**	**2.769.692.628**
Al Sector Privado	60.162.737	829.047.757	4.309.210	182.759.770	2.737.420	15.172.534	698.681.212	1.019.783.428
Al Sector Público	64.188.948	9.294.762.630	2.052.426.954	2.269.563.782	159.906.399	1.587.127.231	3.055.760.644	1.749.909.200
Al Sector Externo	0	0	3.434.260	0	0	1.300.000	23.500	0
Rectificaciones al Presupuesto	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Otros Gastos Corrientes	**0**	**10.000**	**300.000**	**0**	**0**	**0**	**6.505.000**	**0**
Gastos de Capital e Inversiones Financieras	**5.129.050**	**245.885.005**	**103.540.420**	**31.261.450**	**60.968.769**	**4.620.281.216**	**365.762.175**	**1.223.973.435**
Inversión Directa	**5.129.050**	**129.438.373**	**10.923.457**	**31.261.450**	**10.968.769**	**405.774.289**	**80.709.570**	**45.954.029**
Formación Bruta de Capital Fijo	5.129.050	129.366.468	10.923.457	31.222.986	10.768.569	402.957.524	77.687.222	45.954.029
Tierras, Terrenos y Otros Activos	0	0	0	0	0	0	0	0
Bienes Intangibles	0	71.905	0	38.464	200.200	2.816.765	3.022.348	0
Transferencias y Donaciones de Capital	**0**	**116.446.632**	**92.616.963**	**0**	**0**	**4.214.506.927**	**8.715.000**	**1.178.019.406**
Al Sector Privado	0	0	0	0	0	0	0	0
Al Sector Público	0	116.446.632	92.616.963	0	0	4.214.506.927	8.715.000	1.178.019.406
Al Sector Externo	0	0	0	0	0	0	0	0
Inversión Financiera	**0**	**0**	**0**	**0**	**50.000.000**	**0**	**276.337.605**	**0**
Aportes en Acciones y Participación de Capital	0	0	0	0	50.000.000	0	276.337.605	0
Concesión de Préstamos	0	0	0	0	0	0	0	0
Aplicaciones Financieras	**300.000**	**0**	**1.300.000**	**20.015.549**	**2.200.000**	**0**	**10.456.413.209**	**1.100.000**
Incremento de Activos Financieros	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Amortización de Préstamos	**0**	**0**	**0**	**0**	**0**	**0**	**10.351.960.459**	**0**
Servicio de la Deuda Pública por Obligaciones de Ejerci	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
Disminución de Otros Pasivos Financieros	**300.000**	**0**	**1.300.000**	**20.015.549**	**2.200.000**	**0**	**104.452.750**	**1.100.000**

Fuente: Onapre

Cuadro 6.19-5
Clasificación Económica - Institucional del Gasto
Proyecto de Ley de Presupuesto 2012
(En Bolívares)

DENOMINACIÓN	MIN. P.P. PARA VIVIENDA Y HÁBITAT	CONSEJO FEDERAL DE GOBIERNO	MIN. P.P. PARA LA JUVENTUD	MIN. P.P. PARA EL SERVICIO PENITENCIARIO	RECTIFICACIONES	TOTAL
TOTAL GASTOS	**2.648.954.033**	**15.996.116.638**	**658.743.334**	**1.497.174.627**	**2.330.649.341**	**297.836.717.982**
Gastos Corrientes	**1.290.548.232**	**89.491.585**	**656.404.900**	**1.304.537.497**	**2.330.649.341**	**232.694.184.125**
Gastos de Consumo	**420.340.344**	**89.491.585**	**173.763.285**	**1.054.172.441**	**0**	**79.015.962.119**
Remuneraciones	276.986.670	65.534.801	49.231.390	632.435.989	0	54.684.568.529
Compra de Bienes y Servicios	119.476.085	20.933.853	111.610.907	379.691.198	0	22.793.107.617
Impuestos Indirectos	23.877.589	3.022.931	12.920.988	42.045.254	0	978.300.848
Descuentos, Bonificaciones y Devoluciones	0	0	0	0	0	559.985.125
Gastos de la Propiedad	**0**	**0**	**0**	**1.758.999**	**0**	**42.920.501.949**
Intereses	0	0	0	0	0	42.917.011.778
Alquileres de Tierras y Terrenos	0	0	0	0	0	33.638
Derechos Sobre Bienes Intangibles	0	0	0	1.758.999	0	3.456.533
Transferencias y Donaciones Corrientes	**870.207.888**	**0**	**482.641.615**	**248.606.057**	**0**	**108.420.199.098**
Al Sector Privado	137.782.544	0	336.641.615	0	0	13.056.431.697
Al Sector Público	732.425.344	0	146.000.000	248.606.057	0	95.339.659.493
Al Sector Externo	0	0	0	0	0	24.107.908
Rectificaciones al Presupuesto	**0**	**0**	**0**	**0**	**2.330.649.341**	**2.330.649.341**
Otros Gastos Corrientes	**0**	**0**	**0**	**0**	**0**	**6.871.618**
Gastos de Capital e Inversiones Financieras	**1.356.405.801**	**15.906.625.053**	**2.338.434**	**192.637.130**	**0**	**54.272.594.417**
Inversión Directa	**56.405.801**	**6.046.400**	**2.338.434**	**192.637.130**	**0**	**1.716.368.856**
Formación Bruta de Capital Fijo	52.912.738	5.946.400	2.338.434	192.637.130	0	1.680.845.199
Tierras, Terrenos y Otros Activos	0	0	0	0	0	0
Bienes Intangibles	3.493.063	100.000	0	0	0	35.523.657
Transferencias y Donaciones de Capital	**1.300.000.000**	**15.900.578.653**	**0**	**0**	**0**	**52.229.887.956**
Al Sector Privado	0	0	0	0	0	0
Al Sector Público	1.300.000.000	15.900.578.653	0	0	0	52.229.887.956
Al Sector Externo	0	0	0	0	0	0
Inversión Financiera	**0**	**0**	**0**	**0**	**0**	**326.337.605**
Aportes en Acciones y Participación de Capital	0	0	0	0	0	326.337.605
Concesión de Préstamos	0	0	0	0	0	0
Aplicaciones Financieras	**2.000.000**	**0**	**0**	**0**	**0**	**10.869.939.440**
Incremento de Activos Financieros	**0**	**0**	**0**	**0**	**0**	**0**
Amortización de Préstamos	**0**	**0**	**0**	**0**	**0**	**10.351.960.459**
Servicico de la Deuda Pública por Obligaciones de Ejerci	**0**	**0**	**0**	**0**	**0**	**0**
Disminución de Otros Pasivos Financieros	**2.000.000**	**0**	**0**	**0**	**0**	**517.978.981**

Fuente: Onapre

Cuadro 6.20
Clasificación Sectorial del Gasto
(Miles de Bolívares)
2007-2011

CONCEPTOS	2007	2008	2009	2010	2011 a/
T O T A L	**143.243.259**	**192.543.448**	**195.722.104**	**238.934.920**	**332.812.450**
Dirección Superior	**4.910.614**	**6.678.495**	**5.888.791**	**7.779.274**	**9.677.470**
Seguridad y Defensa	**8.975.782**	**12.923.928**	**13.189.195**	**18.152.643**	**23.826.344**
Defensa Nacional	4.719.477	6.370.968	6.775.406	7.989.565	10.349.878
Política, Seguridad y Orden Público	1.231.918	1.953.297	1.811.872	3.491.509	3.995.543
Administración de Justicia y Ministerio Público	3.024.387	4.599.663	4.601.917	6.671.569	9.480.923
Agrícola	**3.756.143**	**6.599.236**	**6.925.564**	**6.145.646**	**8.874.801**
Energía, Minas y Petróleo	**1.979.037**	**2.938.424**	**3.218.642**	**9.410.313**	**8.774.457**
Energía	1.793.678	2.631.004	2.808.738	7.992.414	7.718.156
Minas	20.106	60.275	50.523	398.544	296.621
Petróleo y Petroquímica	165.253	247.145	359.381	1.019.355	759.680
Industria y Comercio	**8.628.358**	**6.822.541**	**5.907.982**	**6.195.830**	**7.756.140**
Industria Ligera	691.275	1.199.822	579.013	714.171	1.851.312
Industria Básica	37.185	54.531	28.830	1.089.801	2.874.124
Comercio	7.899.898	5.568.188	5.300.139	4.391.858	3.030.704
Turismo y Recreación	**154.638**	**438.875**	**255.868**	**288.866**	**351.139**
Transporte y Comunicaciones	**5.019.662**	**6.187.693**	**4.854.828**	**5.316.808**	**10.537.415**
Transporte	3.197.538	5.608.305	4.403.121	4.991.945	9.479.009
Comunicaciones	1.822.124	579.388	451.707	324.863	1.058.406
Educación	**23.843.010**	**35.495.997**	**37.351.251**	**41.203.555**	**55.314.479**
Integral	14.085.247	22.189.346	23.542.024	25.558.267	31.778.232
Universitaria	9.757.763	13.306.651	13.809.227	15.645.288	23.536.247
Cultura y Comunicación Social	**1.436.753**	**2.151.704**	**2.401.702**	**2.562.856**	**3.660.169**
Cultura	1.024.272	1.341.337	1.493.221	1.515.370	2.638.484
Comunicación Social	412.481	810.367	908.481	1.047.486	1.021.685
Ciencia y Tecnología	**1.025.647**	**1.369.170**	**1.225.104**	**1.501.485**	**1.964.636**
Vivienda, Desarrollo Urbano y Servicios Conexos	**3.214.182**	**3.681.817**	**1.578.093**	**2.847.430**	**8.832.186**
Salud	**9.759.143**	**13.360.244**	**15.076.546**	**20.567.206**	**31.197.678**
Desarrollo Social y Participación	**6.152.789**	**8.889.573**	**8.193.156**	**8.932.565**	**22.615.878**
Seguridad Social	**18.828.024**	**25.396.060**	**27.479.880**	**42.127.629**	**41.276.384**
Gastos No Clasificados Sectorialmente	**45.559.477**	**59.609.691**	**62.175.502**	**65.902.814**	**98.153.274**
Transferencias Externas	63.241	141.486	96.445	38.092	183.800
Situado Constitucional	24.339.428	31.157.380	31.103.465	33.613.213	45.555.067
Servicio de la Deuda Pública	12.752.102	16.915.828	16.310.805	16.807.724	31.001.604
Subsidio de Capitalidad	65.000	70.000	0	0	150.052
Aporte a la Policía Metropolitana	0	0	0	50.000	0
Fides	4.714.870	4.097.214	6.924.810	7.766.781	672.510
Otras Transferencias a Entidades Federales	232.333	592.079	1.484.087	1.646.406	2.053.133
Asignaciones Económicas Especiales	3.392.503	6.634.806	6.255.890	5.980.342	5.817.121
Fondo de Compensación Interterritorial (FCI)	0	0	0	0	12.719.987
Otros Gastos No Clasificados	0	0	0	0	0
Rectificaciones al Presupuesto	0	898	0	256	0

Fuente: Onapre

Notas:

a/ Cifras estimadas al 31/12/2011

Los valores monetarios para el año 2007, se expresan en escala monetaria vigente a partir del 01/01/2008 a objeto de mantener la uniformidad de la serie estadística.

Cuadro 6.21

Clasificación Sectorial del Gasto

Proyecto de Ley de Presupuesto 2012

(En Bolívares)

DENOMINACIÓN	MONTO
TOTAL GASTOS	**297.836.717.982**
Sectores Sociales	**115.717.638.562**
Educación	**37.226.162.592**
Integral	21.496.700.097
Universitaria	15.729.462.495
Cultura y Comunicación Social	**2.115.301.079**
Cultura	1.670.211.919
Comunicación Social	445.089.160
Ciencia y Tecnología	**1.544.471.097**
Vivienda, Desarrollo Urbano y Servicios Conexos	**3.253.231.848**
Salud	**25.679.504.358**
Desarrollo Social y Participación	**13.440.726.550**
Seguridad Social	**32.458.241.038**
Sectores Productivos	**22.695.228.293**
Agrícola	**5.097.390.659**
Energía, Minas y Petróleo	**7.322.873.769**
Energía	6.969.420.635
Minas	63.437.995
Petróleo y Petroquímica	290.015.139
Industria y Comercio	**5.310.165.075**
Industria Ligera	550.614.269
Industria Básica	2.840.599.821
Comercio	1.918.950.985
Turismo y Recreación	**270.789.085**
Transporte y Comunicaciones	**4.694.009.705**
Transporte	3.891.476.438
Comunicaciones	802.533.267
Servicios Generales	**39.102.597.379**
Dirección Superior del Estado	**11.061.465.133**
Seguridad y Defensa	**28.041.132.246**
Defensa Nacional	17.106.367.890
Política, Seguridad y Orden Público	3.062.318.688
Administración de Justicia y Ministerio Público	7.872.445.668
Gastos No Clasificados Sectorialmente	**120.321.253.748**
Transferencias al Exterior	286.728.876
Situado Constitucional	46.612.986.824
Servicio de la Deuda Pública	54.714.017.528
Subsidio de Capitalidad	50.000.000
Otras Transferencias a Entidades Federales	426.292.526
Fondo de Compensación Interterritorial (FCI)	15.900.578.653
Rectificaciones al Presupuesto	2.330.649.341

Fuente: Onapre

Cuadro 6.22

Clasificación Sectorial del Gasto por Fuentes de Financiamiento

Proyecto de Ley de Presupuesto 2012

(En Bolívares)

DENOMINACIÓN	ORDINARIOS	PROYECTOS POR ENDEUDAMIENTO	DEUDA PÚBLICA	GESTION FISCAL	OTRAS FUENTES	TOTAL
TOTAL GASTOS	**233.064.934.120**	**18.707.000.000**	**25.820.049.409**	**20.000.000.000**	**244.734.453**	**297.836.717.982**
Dirección Superior	**10.954.444.312**	**57.020.821**			**50.000.000**	**11.061.465.133**
Seguridad y Defensa	**16.671.132.246**	**8.600.000.000**		**2.770.000.000**		**28.041.132.246**
Defensa Nacional	5.736.367.890	8.600.000.000		2.770.000.000		17.106.367.890
Política, Seguridad y Orden Público	3.062.318.688					3.062.318.688
Administración de Justicia y Ministerio Público	7.872.445.668					7.872.445.668
Agrícola	**4.665.622.839**	**431.767.820**				**5.097.390.659**
Energía, Minas y Petróleo	**3.108.366.842**	**4.214.506.927**				**7.322.873.769**
Energía	2.754.913.708	4.214.506.927				6.969.420.635
Minas	63.437.995					63.437.995
Petróleo y Petroquímica	290.015.139					290.015.139
Industria y Comercio	**2.544.670.314**	**2.765.494.761**				**5.310.165.075**
Industria Ligera	550.614.269					550.614.269
Industria Básica	75.105.060	2.765.494.761				2.840.599.821
Comercio	1.918.950.985					1.918.950.985
Turismo y Recreación	**270.789.085**					**270.789.085**
Transporte y Comunicaciones	**3.515.990.299**	**1.178.019.406**				**4.694.009.705**
Transporte	2.713.457.032	1.178.019.406				3.891.476.438
Comunicaciones	802.533.267					802.533.267
Educación	**30.027.753.303**			**7.198.409.289**		**37.226.162.592**
Integral	17.298.290.808			4.198.409.289		21.496.700.097
Universitaria	12.729.462.495			3.000.000.000		15.729.462.495
Cultura y Comunicación Social	**1.915.154.002**	**200.147.077**				**2.115.301.079**
Cultura	1.470.064.842	200.147.077				1.670.211.919
Comunicación Social	445.089.160					445.089.160
Ciencia y Tecnología	**1.544.471.097**					**1.544.471.097**
Vivienda, Desarrollo Urbano y Servicios Conexos	**2.000.408.426**	**1.252.823.422**				**3.253.231.848**
Salud	**20.739.714.160**			**4.939.790.198**		**25.679.504.358**
Desarrollo Social y Participación	**13.429.149.243**	**7.219.766**		**4.357.541**		**13.440.726.550**
Seguridad Social	**27.370.798.066**			**5.087.442.972**		**32.458.241.038**
Gastos No Clasificados Sectorialmente	**94.306.469.886**		**25.820.049.409**		**194.734.453**	**120.321.253.748**
Transferencias Externas	191.994.423				94.734.453	286.728.876
Situado Constitucional	46.612.986.824					46.612.986.824
Servicio de la Deuda Pública	28.893.968.119		25.820.049.409			54.714.017.528
Subsidio de Capitalidad	50.000.000					50.000.000
Aporte a la Policía Metropolitana						
Fides						
Otras Transferencias a Entidades Federales	326.292.526				100.000.000	426.292.526
Fondo de Compensación Interterritorial	15.900.578.653					15.900.578.653
Otros Gastos No Clasificados						
Rectificaciones al Presupuesto	2.330.649.341					2.330.649.341

Fuente: Onapre

Cuadro 6.23-1
Clasificación Sectorial - Institucional del Gasto
Proyecto de Ley de Presupuesto 2012
(En Bolívares)

DENOMINACIÓN	ASAMBLEA NACIONAL	CONTRALORÍA GENERAL DE LA REPÚBLICA	CONSEJO NACIONAL ELECTORAL	MIN. P.P. PARA RELACIONES EXTERIORES	MIN. P.P. PARA LA DEFENSA	MIN. P.P. PARA LA EDUCACIÓN	MIN. P.P. PARA EL TRABAJO Y SEGURIDAD SOCIAL	MIN. P.P. PARA EL AMBIENTE	TRIBUNAL SUPREMO DE JUSTICIA	MINISTERIO PÚBLICO
TOTAL GASTOS	**1.063.665.591**	**351.083.561**	**2.191.540.129**	**1.404.812.621**	**21.299.025.105**	**33.159.337.814**	**19.318.402.039**	**2.903.094.577**	**6.518.799.689**	**1.752.499.229**
Dirección Superior	**675.605.579**	**147.739.846**	**1.388.763.885**	**1.109.505.930**						
Seguridad y Defensa				**1.000.000**	**17.051.876.653**				**4.872.622.572**	**1.205.795.707**
Defensa Nacional				1.000.000	17.051.876.653					
Política, Seguridad y Orden Público										
Administración de Justicia y Ministerio Público									4.872.622.572	1.205.795.707
Agrícola								**444.031.264**		
Energía, Minas y Petróleo										
Energía										
Minas										
Petróleo y Petroquímica										
Industria y Comercio										
Industria Ligera										
Industria Básica										
Comercio										
Turismo y Recreación								**172.570.528**		
Transporte y Comunicaciones	**53.268.313**				**15.200.000**					
Transporte					15.200.000					
Comunicaciones	53.268.313									
Educación		**11.315.667**		**329.410**	**97.738.094**	**21.284.967.417**		**250.000**		
Integral					15.000	21.284.967.417				
Universitaria		11.315.667		329.410	97.723.094			250.000		
Cultura y Comunicación Social	**2.370.465**				**156.197**	**43.952.063**			**1.644.605**	
Cultura	2.370.465				156.197	43.952.063				
Comunicación Social									1.644.605	
Ciencia y Tecnología						**186.546.589**		**22.000.000**		
Vivienda, Desarrollo Urbano y Servicios Conexos								**1.836.767.005**		
Salud	**22.369.265**	**60.418.904**	**164.223.842**	**65.117.386**	**1.179.202.757**	**2.140.271.429**	**72.147.573**	**120.643.411**	**573.463.492**	**192.928.860**
Desarrollo Social y Participación	**102.914.392**	**10.537.219**	**103.809.529**	**73.407.738**	**346.433.952**	**4.079.046.846**	**1.028.510.885**	**76.606.723**		**30.811.067**
Seguridad Social	**207.137.577**	**120.981.925**	**534.742.873**	**155.452.157**	**2.608.302.912**	**5.422.760.245**	**18.217.743.581**	**230.150.396**	**1.071.069.020**	**322.963.595**
Gastos No Clasificados Sectorialmente		**90.000**			**114.540**	**1.793.225**		**75.250**		
Transferencias Externas		90.000			114.540	1.793.225		75.250		
Situado Constitucional										
Servicio de la Deuda Pública										
Subsidio de Capitalidad										
Aporte a la Policía Metropolitana										
Fides										
Otras Transferencias a Entidades Federales										
Asignaciones Económicas Especiales										
Fondo de Compensación Interterritorial (FCI)										
Otros Gastos No Clasificados										
Rectificaciones al Presupuesto										

Fuente: Onapre

Cuadro 6.23-2

Clasificación Sectorial - Institucional del Gasto

Proyecto de Ley de Presupuesto 2012

(En Bolívares)

DENOMINACIÓN	PROCURADURÍA GENERAL DE LA REPÚBLICA	MIN. P.P. PARA RELACIONES INTERIORES Y JUSTICIA	DEFENSORÍA DEL PUEBLO	VICEPRESIDENCIA DE LA REPÚBLICA	MIN. P.P. PARA LA AGRICULTURA Y TIERRAS	MIN. P.P. PARA LA EDUCACIÓN UNIVERSITARIA	MIN. P.P. PARA LA COMUNICACIÓN Y LA INFORMACIÓN	MIN. P.P. DEL DESPACHO DE LA PRESIDENCIA	CONSEJO MORAL REPÚBLICANO	SUPERINTENDENCIA DE AUDITORÍA INTERNA
TOTAL GASTOS	**115.860.168**	**51.273.865.152**	**144.892.784**	**1.091.034.894**	**2.933.646.251**	**14.754.515.245**	**764.181.495**	**4.551.430.129**	**5.322.724**	**26.529.226**
Dirección Superior	**86.543.918**	**3.096.158**		**258.834.578**				**3.726.283.572**	**5.222.724**	**20.768.650**
Seguridad y Defensa		**3.477.622.705**	**130.893.319**							
Defensa Nacional		45.791.237								
Política, Seguridad y Orden Público		2.855.690.988								
Administración de Justicia y Ministerio Público		576.140.480	130.893.319							
Agrícola				**153.150.496**	**2.196.409.030**					
Energía, Minas y Petróleo										
Energía										
Minas										
Petróleo y Petroquímica										
Industria y Comercio				**200.404.319**						
Industria Ligera				25.224.159						
Industria Básica										
Comercio				175.180.160						
Turismo y Recreación										
Transporte y Comunicaciones				**50.000.000**			**288.404.855**			
Transporte				50.000.000						
Comunicaciones							288.404.855			
Educación		**510.000.000**			**23.779.879**	**14.597.461.672**				
Integral										
Universitaria		510.000.000			23.779.879	14.597.461.672				
Cultura y Comunicación Social		**22.500**				**10.764.488**	**364.647.080**	**450.459.058**		
Cultura		22.500				10.764.488		450.459.058		
Comunicación Social							364.647.080			
Ciencia y Tecnología					**303.102.176**					
Vivienda, Desarrollo Urbano y Servicios Conexos				**9.526.224**				**20.000.000**		
Salud	**6.436.652**	**195.507.895**	**4.165.650**	**76.711.208**	**174.755.206**	**117.539.584**	**28.740.000**	**32.739.558**		**2.347.380**
Desarrollo Social y Participación	**7.877.220**	**56.558.969**	**2.662.862**	**315.815.699**	**92.057.011**	**12.349.949**	**59.645.144**	**240.738.685**		**1.449.090**
Seguridad Social	**15.002.378**	**368.070.101**	**7.170.953**	**26.592.370**	**143.542.949**	**14.031.688**	**22.744.416**	**81.209.256**	**100.000**	**1.964.106**
Gastos No Clasificados Sectorialmente		**46.662.986.824**				**2.367.864**				
Transferencias Externas						2.367.864				
Situado Constitucional		46.612.986.824								
Servicio de la Deuda Pública										
Subsidio de Capitalidad		50.000.000								
Aporte a la Policía Metropolitana										
Fides										
Otras Transferencias a Entidades Federales										
Asignaciones Económicas Especiales										
Fondo de Compensación Interterritorial (FCI)										
Otros Gastos No Clasificados										
Rectificaciones al Presupuesto										

Fuente: Onapre

Cuadro 6.23-3
Clasificación Sectorial - Institucional del Gasto
Proyecto de Ley de Presupuesto 2012
(En Bolívares)

DENOMINACIÓN	MIN. P.P. PARA LA ALIMENTACIÓN	MIN. P.P. PARA LAS INDUSTRIAS BÁSICAS Y MINERÍA	MIN. P.P. PARA EL TURISMO	MIN. P.P. PARA LA ENERGÍA Y PETRÓLEO	MIN. P.P. PARA LA CULTURA	MIN. P.P. PARA EL DEPORTE	MIN. P.P. PARA LOS PUEBLOS INDÍGENAS	MIN. P.P. PARA EL COMERCIO	MIN. P.P. PARA LA SALUD
TOTAL GASTOS	**4.051.607.533**	**2.910.063.392**	**158.034.862**	**371.169.182**	**1.214.501.116**	**1.294.654.504**	**187.018.084**	**302.269.567**	**19.451.516.006**
Dirección Superior	**137.322.930**								
Seguridad y Defensa									
Defensa Nacional									
Política, Seguridad y Orden Público									
Administración de Justicia y Ministerio Público									
Agrícola	**2.300.000.000**								
Energía, Minas y Petróleo		**58.937.995**		**290.015.139**					
Energía									
Minas		58.937.995							
Petróleo y Petroquímica				290.015.139					
Industria y Comercio		**2.840.599.821**						**209.996.760**	
Industria Ligera								145.807.812	
Industria Básica		2.840.599.821							
Comercio								64.188.948	
Turismo y Recreación			**97.038.265**						
Transporte y Comunicaciones									
Transporte									
Comunicaciones									
Educación			**4.368.301**	**12.056.356**					**774.804**
Integral				12.056.356					197.704
Universitaria			4.368.301						577.100
Cultura y Comunicación Social					**1.162.487.148**				
Cultura					1.162.487.148				
Comunicación Social									
Ciencia y Tecnología				**39.000**					**61.471**
Vivienda, Desarrollo Urbano y Servicios Conexos									
Salud	**678.346.003**		**12.721.860**		**14.394.302**	**14.334.860**	**50.676**	**22.691.364**	**18.496.205.345**
Desarrollo Social y Participación	**928.237.000**	**5.104.910**	**20.144.045**	**4.506.969**	**14.099.766**	**1.256.611.076**	**185.527.084**	**16.561.775**	**252.173.614**
Seguridad Social	**7.701.600**	**5.420.666**	**22.569.759**	**64.551.718**	**23.519.900**	**23.708.568**	**1.440.324**	**53.019.668**	**702.300.772**
Gastos No Clasificados Sectorialmente			**1.192.632**						
Transferencias Externas			1.192.632						
Situado Constitucional									
Servicio de la Deuda Pública									
Subsidio de Capitalidad									
Aporte a la Policía Metropolitana									
Fides									
Otras Transferencias a Entidades Federales									
Asignaciones Económicas Especiales									
Fondo de Compensación Interterritorial (FCI)									
Otros Gastos No Clasificados									
Rectificaciones al Presupuesto									

Fuente: Onapre

Cuadro 6.23-4
Clasificación Sectorial - Institucional del Gasto
Proyecto de Ley de Presupuesto 2012
(En Bolívares)

DENOMINACIÓN	MIN. P.P. PARA CIENCIA, TECN. E INDUSTRIAS INTERMEDIAS	MIN. P.P. PARA LAS COMUNAS Y PROTECCIÓN SOCIAL	MIN. P.P. PARA LA MUJER Y LA IGUALDAD DE GENERO	MIN. P.P. PARA LA ENERGIA ELÉCTRICA	MIN. P.P. DE PLANIFICACIÓN Y FINANZAS	MIN. P.P. PARA TRANSPORTE Y COMUNICACIONES	MIN. P.P. PARA VIVIENDA Y HÁBITAT	CONSEJO FEDERAL DE GOBIERNO
TOTAL GASTOS	**2.500.312.048**	**3.213.345.024**	**394.641.047**	**7.195.137.772**	**60.419.158.928**	**5.418.112.521**	**2.648.954.033**	**15.996.116.638**
Dirección Superior	**8.863.855**				**3.456.569.315**			**36.344.193**
Seguridad y Defensa						**1.700.000**		
Defensa Nacional						1.700.000		
Política, Seguridad y Orden Público								
Administración de Justicia y Ministerio Público								
Agrícola						**3.799.869**		
Energía, Minas y Petróleo	**4.500.000**			**6.969.420.635**				
Energía				6.969.420.635				
Minas	4.500.000							
Petróleo y Petroquímica								
Industria y Comercio	**344.471.144**	**225.000.000**	**94.029.600**	**141.458**	**95.521.973**		**1.300.000.000**	
Industria Ligera	303.982.298	30.000.000			45.600.000			
Industria Básica								
Comercio	40.488.846	195.000.000	94.029.600	141.458	49.921.973		1.300.000.000	
Turismo y Recreación					**1.180.292**			
Transporte y Comunicaciones	**460.860.099**					**3.826.276.438**		
Transporte						3.826.276.438		
Comunicaciones	460.860.099							
Educación	**388.000.000**	**190.000.000**			**95.657.372**	**9.463.620**		
Integral		190.000.000				9.463.620		
Universitaria	388.000.000				95.657.372			
Cultura y Comunicación Social	**78.797.475**							
Cultura								
Comunicación Social	78.797.475							
Ciencia y Tecnología	**962.721.861**	**70.000.000**						
Vivienda, Desarrollo Urbano y Servicios Conexos		**220.000.000**					**1.121.570.457**	**45.368.162**
Salud	**22.200.000**	**66.835.000**	**15.780.000**	**37.522.659**	**356.511.499**	**595.774.340**	**89.517.426**	**4.926.807**
Desarrollo Social y Participación	**194.510.469**	**2.294.977.209**	**281.631.119**	**141.938.595**	**169.284.624**	**195.945.181**	**38.764.759**	**3.927.840**
Seguridad Social	**31.952.885**	**146.532.815**	**3.200.328**	**44.814.425**	**827.762.694**	**785.153.073**	**99.101.391**	**4.970.983**
Gastos No Clasificados Sectorialmente	**3.434.260**			**1.300.000**	**55.416.671.159**			**15.900.578.653**
Transferencias Externas	3.434.260			1.300.000	276.361.105			
Situado Constitucional								
Servicio de la Deuda Pública					54.714.017.528			
Subsidio de Capitalidad								
Aporte a la Policía Metropolitana								
Fides								
Otras Transferencias a Entidades Federales					426.292.526			
Asignaciones Económicas Especiales								
Fondo de Compensación Interterritorial (FCI)								15.900.578.653
Otros Gastos No Clasificados								
Rectificaciones al Presupuesto								

Fuente: Onapre

Cuadro 6.23-5
Clasificación Sectorial - Institucional del Gasto
Proyecto de Ley de Presupuesto 2012
(En Bolívares)

DENOMINACIÓN	MIN. P.P. PARA PARA LA JUVENTUD	MIN. P.P. PARA PARA EL SERVICIO PENITENCIARIO	RECTIFICACIONES	TOTAL
TOTAL GASTOS	**658.743.334**	**1.497.174.627**	**2.330.649.341**	**297.836.717.982**
Dirección Superior				**11.061.465.133**
Seguridad y Defensa		**1.299.621.290**		**28.041.132.246**
Defensa Nacional		6.000.000		17.106.367.890
Política, Seguridad y Orden Público		206.627.700		3.062.318.688
Administración de Justicia y Ministerio Público		1.086.993.590		7.872.445.668
Agrícola				**5.097.390.659**
Energía, Minas y Petróleo				**7.322.873.769**
Energía				6.969.420.635
Minas				63.437.995
Petróleo y Petroquímica				290.015.139
Industria y Comercio				**5.310.165.075**
Industria Ligera				550.614.269
Industria Básica				2.840.599.821
Comercio				1.918.950.985
Turismo y Recreación				**270.789.085**
Transporte y Comunicaciones				**4.694.009.705**
Transporte				3.891.476.438
Comunicaciones				802.533.267
Educación				**37.226.162.592**
Integral				21.496.700.097
Universitaria				15.729.462.495
Cultura y Comunicación Social				**2.115.301.079**
Cultura				1.670.211.919
Comunicación Social				445.089.160
Ciencia y Tecnología				**1.544.471.097**
Vivienda, Desarrollo Urbano y Servicios Conexos				**3.253.231.848**
Salud		**21.962.165**		**25.679.504.358**
Desarrollo Social y Participación	**658.215.673**	**137.331.862**		**13.440.726.550**
Seguridad Social	**527.661**	**38.259.310**		**32.458.241.038**
Gastos No Clasificados Sectorialmente			**2.330.649.341**	**120.321.253.748**
Transferencias Externas				286.728.876
Situado Constitucional				46.612.986.824
Servicio de la Deuda Pública				54.714.017.528
Subsidio de Capitalidad				50.000.000
Aporte a la Policía Metropolitana				
Fides				
Otras Transferencias a Entidades Federales				426.292.526
Asignaciones Económicas Especiales				
Fondo de Compensación Interterritorial (FCI)				15.900.578.653
Otros Gastos No Clasificados				
Rectificaciones al Presupuesto			2.330.649.341	2.330.649.341

Fuente: Onapre

Cuadro 6.24-1

Servicio de la Deuda Pública Interna

(Miles de Bolívares)

2007-2012

CONCEPTO	2007			2008			2009		
	CAPITAL	INTERESES	TOTAL	CAPITAL	INTERESES	TOTAL	CAPITAL	INTERESES	TOTAL
A.- DEUDA DIRECTA	**9.941.504**	**2.527.104**	**12.468.608**	**10.216.455**	**3.536.856**	**13.753.311**	**11.165.034**	**4.096.451**	**15.261.485**
Bonos y Otros Titulos Valores	9.941.504	2.527.104	12.468.608	10.216.455	3.372.151	13.588.606	11.165.034	4.096.036	15.261.070
Bonos Deuda Pública Nacional	7.921.504	2.526.330	10.447.834	8.474.477	3.371.380	11.845.857	5.057.334	4.096.036	9.153.370
Letras del Tesoro	2.020.000	0	2.020.000	1.587.515	0	1.587.515	6.107.700	0	6.107.700
Pagarés	0	774	774	154.463	771	155.234	0	0	0
Préstamos	0	0	0	0	164.705	164.705	0	415	415

Cuadro 6.24-2

Servicio de la Deuda Pública Interna

(Miles de Bolívares)

2007-2012

CONCEPTO	2010			2011 1/			2012 2/		
	CAPITAL	INTERESES	TOTAL	CAPITAL	INTERESES	TOTAL	CAPITAL	INTERESES	TOTAL
A.- DEUDA DIRECTA	**20.427.119**	**7.386.508**	**27.813.627**	**13.688.775**	**5.999.423**	**19.688.198**	**7.304.822**	**24.731.811**	**32.036.633**
Bonos y Otros Titulos Valores	20.427.119	7.386.508	27.813.627	13.688.775	5.999.423	19.688.198	7.304.822	24.731.811	32.036.633
Bonos Deuda Pública Nacional	4.261.697	7.386.424	11.648.121	4.102.330	5.937.126	10.039.456	7.304.822	24.171.826	31.476.648
Letras del Tesoro	16.165.000	0	16.165.000	9.586.445	0	9.586.445	0	559.985	559.985
Pagarés	422	84	506	0	62.297	62.297	0	0	0
Préstamos	0	0	0	0	0	0	0	0	0

FUENTE: Ministerio del Poder Popular de Planificación y Finanzas. Oficina Nacional de Crédito Publico

1/ Cifras preliminares al 30-06-11

2/ Proyecto de Ley de Presupuesto

Nota: Los valores monetarios para el año 2007, se reexpresan en escala monetaria vigente a partir del 01/01/2008 a objeto de mantener la uniformidad de la serie estadistica.

Cuadro 6.25-1
Servicio de la Deuda Pública Externa
(Millones de dólares)
2007-2012

CONCEPTO	2007			2008			2009		
	CAPITAL	INTERESES	TOTAL	CAPITAL	INTERESES	TOTAL	CAPITAL	INTERESES	TOTAL
A.- DEUDA EXTERNA DIRECTA	**2.205**	**2.303**	**4.508**	**2.301**	**2.488**	**4.789**	**786**	**2.447**	**3.233**
Tenedores de Bonos y Obligaciones	571	1.949	2.520	1.461	2.192	3.653	0	2.201	2.201
Bancos Comerciales y Otras Instituciones Financieras	512	119	631	397	94	491	336	53	389
Bilateral	56	29	85	78	31	109	109	40	149
Multilateral	1.048	205	1.253	350	170	520	338	153	491
Proveedores	18	1	19	15	1	16	3	0	3
B.- DEUDA EXTERNA INDIRECTA	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
TOTAL SERVICIO (A + B)	**2.205**	**2.303**	**4.508**	**2.301**	**2.488**	**4.789**	**786**	**2.447**	**3.233**

Cuadro 6.25-2
Servicio de la Deuda Pública Externa
(Millones de dólares)
2007-2012

CONCEPTO	2010			2011 1/			2012 2/		
	CAPITAL	INTERESES	TOTAL	CAPITAL	INTERESES	TOTAL	CAPITAL	INTERESES	TOTAL
A.- DEUDA EXTERNA DIRECTA	**2.362**	**2.786**	**5.148**	**1.444**	**1.515**	**2.959**	**709**	**4.565**	**5.274**
Tenedores de Bonos y Obligaciones	1.597	2.579	4.176	1.053	1.409	2.462	336	4.334	4.670
Bancos Comerciales y Otras Instituciones Financieras	275	24	299	131	10	141	70	16	86
Bilateral	106	41	147	52	20	72	91	70	161
Multilateral	379	142	521	207	76	283	210	145	355
Proveedores	5	0	5	1	0	1	2	0	2
B.- DEUDA EXTERNA INDIRECTA	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**	**0**
TOTAL SERVICIO (A + B)	**2.362**	**2.786**	**5.148**	**1.444**	**1.515**	**2.959**	**709**	**4.565**	**5.274**

FUENTE: Ministerio del Poder Popular de Planificación y Finanzas.Oficina Nacional de Crédito Publico
1/ Cifras preliminares al 30-06-11
2/ Proyecto de Ley de Presupuesto

Cuadro 6.26
Saldo de la Deuda Pública Interna
(Miles de Bolívares)
2007 - 2011

CONCEPTO	2007	2008	2009	2010	Al 30-06-11 2011 1/
TOTAL DEUDA PUBLICA (A+ B)	**36.004.780**	**30.528.077**	**53.181.998**	**90.309.819**	**138.522.876**
A.- REPUBLICA	**36.004.308**	**30.527.605**	**53.181.526**	**90.309.347**	**138.522.404**
Bonos Deuda Pública Nacional	35.089.961	29.978.907	49.983.243	83.652.282	127.375.668
Letras del Tesoro (Corto Plazo)	592.500	546.000	3.196.000	4.563.140	7.683.695
Pagares	154.864	419	419	2.091.670	3.459.312
Préstamo	166.983	2.279	1.864	2.255	3.729
B.- ENTES	**472**	**472**	**472**	**472**	**472**

FUENTE: Ministerio del Poder Popular de Planificación y Finanzas.Oficina Nacional de Crédito Publico
1/ Cifras Preliminares al 30-06-11
Nota: Los valores monetarios para el año 2007, se reexpresan en escala monetaria vigente a partir del 01/01/2008 a objeto de mantener la uniformidad de la serie estadística.

Cuadro 6.27

Saldo de la Deuda Pública Externa

(Millones de dólares)

2007-2011

CONCEPTO	2007	2008	2009	2010	Al 30-06-11 2011 1/
TOTAL DEUDA PUBLICA (I + II)	**27.317**	**29.863**	**35.144**	**37.034**	**36.437**
I.- REPÚBLICA	**27.317**	**29.863**	**35.144**	**37.034**	**36.437**
Tenedores de bonos y obligaciones	22.313	24.867	29.872	31.236	30.222
Bancos comerciales u otras inst. financieras	1.657	1.370	1.087	795	704
Bilaterales	664	716	913	879	888
Multilaterales	2.664	2.905	3.270	4.126	4.627
Proveedores	19	5	2	-2	-4
II.- ENTES	**0**	**0**	**0**	**0**	**0**

FUENTE: Ministerio del Poder Popular de Planificación y Finanzas.Oficina Nacional de Crédito Publico

1/ Cifras Preliminares al 30-06-11

CAPÍTULO 7

ÁMBITO REGIONAL

Listado de Cuadros de la serie estadística (2007 - 2011) y (2007-2012)

7.1 Ingresos Acordados para los Estados y Distritos (2007 - 2012).

7.2 Distribución del Situado Constitucional (2007 - 2012).

7.3 Recursos Transferidos a los Estados y Distritos para Atender los Servicios de Salud (2007 - 2012).

7.4 Clasificación Sectorial del Gasto Acordado de los Estados y Distritos (2007 - 2011).

7.5 Clasificación por Partidas del Gasto Acordado de los Estados y Distritos (2007 - 2011).

7.6 Gastos de Personal de los Estados y Distritos (2007 - 2011)

7.7 Relación de Ingresos de los Municipios (2007 - 2012).

7.8 Clasificación Sectorial del Gasto Acordado de los Municipios (2007 - 2011).

7.9 Clasificación por Partidas del Gasto Acordado de los Municipios (2007 - 2011).

Cuadro 7.1

Ingresos Acordados para los Estados y Distritos

(Miles de Bolívares)

2007 - 2012

DENOMINACIÓN	2007	2008	2009	2010		2011 (1)		2012
SITUADO CONSTITUCIONAL (2)	**19.471.542**	**24.947.064**	**24.861.612**	**26.890.571**		**31.917.408**		**37.290.390**
LEY DE ASIGNACIONES ECONÓMICAS ESPECIALES (3)	**2.035.502**	**2.471.177**	**2.196.540**	**2.675.097**		-		-
FONDO INTERGUBERNAMENTAL PARA LA DESCENTRALIZACIÓN (FIDES) (4)	**2.062.365**	**1.703.784**	**2.835.523**	**3.268.640**		**202.427**		-
CONSEJO FEDERAL DE GOBIERNO (5)	-	-	-	-		**4.597.966**		**6.024.540**
INGRESOS PROPIOS	**826.590**	**987.222**	**1.157.479**	**1.306.385**		**2.076.977**		-
APORTES ESPECIALES	**4.206.582**	**5.788.791**	**5.207.331**	**6.062.258**		**7.900.395**		**6.493.505**
- Subsidio de Capitalidad	65.000	-	-	50.000		150.052		50.000
- Subsidio Régimen Especial	70.000	80.000	80.000	80.000		60.000		80.000
- Del Ejecutivo Nacional	3.938.728	5.528.535	4.947.451	5.932.258		7.690.343		6.363.505
a) Transferencias del Sector Salud	2.866.511	4.270.257	3.860.901	4.782.912		5.809.090		6.017.212
b) Transferencias para obras de infraestructura y vialidac	415.450	315.011	132.638	185.447	(7)	578.235	(10)	-
c) Transferencias para cumplimiento de la Ley de Subsistema de Vivienda y Política Habitacional	276.817	549.145	-	-		-		-
d) Transferencias del Ministerio del Poder Popular para Relaciones Interiores y Justicia	143.156	272.329	832.360	504.211	(8)	905.058	(11)	
e) Otros Aportes	236.794	121.793	121.552	459.688	(9)	397.960	(12)	346.293
- De los Municipios que conforman el Distrito Metropolitano de Caracas (6`	132.854	180.256	179.880	-		-		-
TOTAL INGRESOS	**28.602.581**	**35.898.038**	**36.258.485**	**40.202.951**		**46.695.173**		**49.808.435**

Fuente:

Onapre. Leyes de Presupuesto y modificaciones para los Ejercicios Fiscales 2007-2011. Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2012.

Leyes y Ordenanzas de Presupuesto de Ingresos y Gastos de los Estados y los Distritos, respectivamente.

Notas:

- Ingresos propios en función de las Leyes y Ordenanzas de Presupuesto de Ingresos Gastos de los Estados y los Distritos, respectivamente.
- Los valores monetarios para el año 2007 se reexpresan en escala monetaria vigente a partir del 01/01/2008, a objeto de mantener la uniformidad de la serie estadística

(1) Incluye modificaciones al 22 de septiembre de 2011.

(2) Excluye el monto del Situado Constitucional Municipal, el cual es transferido por el Ejecutivo Nacional a los municipios, en virtud de la modificación efectuada a la Ley de Reforma Parcial de la Ley Orgánica de Descentralización, Delimitación y Transferencia de Competencias del Poder Público en fecha 14 de agosto de 2003.

(3) No contempla la cuota que de éstos ingresos le corresponde a los municipios y consejos comunales, a partir de la entrada en vigencia de la reforma efectuada a la Ley de Asignaciones Económicas Especiales (LAEE) durante el año 2006.

(4) Excluye el aporte municipal. De igual forma, no se prevé el monto asignado a los consejos comunales generado a partir de la aplicación de la reforma efectuada a la Ley del Fides durante el año 2006.

(5) No incluye el aporte para el Distrito del Alto Apure, ni el apartado especial para el fortalecimiento institucional de las Entidades Político Territoriales, previsto en el numeral 4 del Artículo 36, del Reglamento de la Ley Orgánica del Consejo Federal de Gobierno.

(6) Aporte que las Alcaldías de los municipios Libertador, Chacao, Baruta, Sucre y El Hatillo, transfieren al Distrito Metropolitano de Caracas, de acuerdo a las Ordenanzas de Presupuesto de ese Distrito; en cumplimiento a lo establecido en su Ley de creación. Para el año 2009 desaparece el Distrito Metropolitano de Caracas y se crea el Área Metropolitana de Caracas, como gobierno municipal.

(7) Aporte a la Gobernación del Estado Portuguesa para vialidad; al Gobierno del Distrito Capital y la Gobernación del Estado Aragua para desarrollos habitacionales.

(8) Incluye aporte a la Gobernación del Estado Mérida para el sistema carcelario; y la cancelación de sueldos, salarios, aguinaldos y otras insuficiencias en materia laboral de las Entidades Federales.

(9) Aporte para el Distrito Capital, con la finalidad de cancelar compromisos laborales del personal jubilado y pensionado de la extinta Gobernación del Distrito Federal.

(10) Incluye aporte a la Gobernación del Estado Aragua para trabajos de rehabilitación y reparación de edificaciones; al estado Portuguesa para la ejecución de obras de infraestructura, vialidad, canalizaciones, y consolidación del Complejo Bicentenario de Unidades Socio Productivas; al Estado Falcón para la rehabilitación de áreas declaradas Patrimonio Mundial y áreas de resguardo de Coro; al Distrito Capital para la restauración del Hotel León de Oro y la Casa de las Primeras Letras; al Estado Barinas para realizar diversas inversiones en las áreas de salud, cultura, e infraestructura; al Estado Apure para la expansión y consolidación del Sistema Eléctrico; y al estado Cojedes para rehabilitación de vías y obras de drenaje.

(11) Incluye aporte a la Gobernación del Estado Apure para cubrir déficit presupuestario, y al Estado Mérida para el sistema carcelario y deudas laborales con el personal médico y docente de esa Entidad.

(12) Aporte para el Distrito Capital, con la finalidad de cancelar compromisos laborales del personal jubilado y pensionado de la extinta Gobernación del Distrito Federal y de la Alcaldía Metropolitana de Caracas.

Cuadro 7.2

Distribución del Situado Constitucional

(Miles de Bolívares)

2007 - 2012

ENTIDADES FEDERALES	2007	2008	2009	2010	2011 (1)	2012
DISTRITO METROPOLITANO	1.277.742	1.612.489	436.616	-	-	-
DISTRITO CAPITAL	-	-	1.165.381	1.706.953	2.004.878	2.323.738
AMAZONAS	313.925	401.413	404.415	435.071	517.151	607.512
ANZOÁTEGUI	976.408	1.245.666	1.251.996	1.358.197	1.617.112	1.869.986
APURE	478.457	612.731	618.393	666.161	792.850	933.661
ARAGUA	1.069.313	1.361.989	1.366.452	1.471.500	1.743.364	2.030.851
BARINAS	617.302	789.594	795.866	862.563	1.027.302	1.202.193
BOLÍVAR	1.004.627	1.283.890	1.292.644	1.401.005	1.668.374	1.937.770
CARABOBO	1.347.919	1.718.703	1.726.356	1.856.139	2.198.194	2.573.642
COJEDES	392.329	501.177	504.436	543.371	645.637	756.192
DELTA AMACURO	320.463	409.749	412.823	442.464	526.049	615.840
FALCÓN	690.524	881.801	887.215	956.246	1.137.246	1.328.796
GUÁRICO	612.956	783.326	788.744	847.041	1.006.852	1.183.531
LARA	1.133.702	1.446.049	1.453.019	1.569.161	1.863.141	2.168.202
MÉRIDA	661.912	845.837	851.620	915.103	1.087.601	1.277.511
MIRANDA	1.660.859	2.117.219	2.125.663	2.294.319	2.720.555	3.161.577
MONAGAS	667.612	853.974	860.800	931.308	1.109.198	1.295.621
NUEVA ESPARTA	460.107	586.696	589.239	638.355	759.233	877.431
PORTUGUESA	676.566	864.873	871.222	935.681	1.111.091	1.309.390
SUCRE	698.026	995.876	788.557	960.242	1.139.181	1.336.861
TÁCHIRA	827.282	1.056.852	1.063.774	1.144.626	1.361.441	1.594.828
TRUJILLO	596.226	761.744	766.893	824.537	979.625	1.151.144
VARGAS	408.523	519.290	519.949	559.241	661.421	771.155
YARACUY	539.848	690.167	695.272	747.531	888.186	1.044.862
ZULIA	2.038.914	2.605.959	2.624.267	2.823.756	3.351.726	3.938.096
TOTAL	**19.471.542**	**24.947.064**	**24.861.612**	**26.890.571**	**31.917.408**	**37.290.390**

Fuente: Onapre. Leyes de Presupuesto y modificaciones para los Ejercicios Fiscales 2007-2011. Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2012.

Notas:

- Los valores monetarios para el año 2007 se reexpresan en escala monetaria vigente a partir del 01/01/2008, a objeto de mantener la uniformidad de la serie estadística.

(1) Incluye modificaciones al 22 de septiembre de 2011.

Cuadro 7.3

Recursos Transferidos a los Estados y Distritos para Atender los Servicios de Salud

(Miles de Bolívares)

2007 - 2012

ENTIDADES FEDERALES	2007	2008	2009 (1)	2010	2011 (2)	2012
DISTRITO METROPOLITANO	285.428	434.479	-	-	-	-
DISTRITO CAPITAL	-	-	-	-	-	-
ANZOÁTEGUI	183.757	268.402	271.907	331.603	414.704	428.789
APURE	117.865	173.526	266.276	257.013	342.385	333.337
ARAGUA	202.807	307.297	317.718	440.192	493.790	570.544
BARINAS	-	-	-	5.699	-	-
BOLÍVAR	169.915	249.021	266.380	347.414	403.837	441.511
CARABOBO	214.680	319.673	351.532	372.018	519.192	500.130
FALCÓN	99.784	141.144	152.469	196.695	258.611	248.410
LARA	188.573	287.864	288.033	375.814	446.535	462.648
MÉRIDA	153.926	218.943	219.133	296.734	325.098	331.849
MIRANDA	176.234	263.710	-	-	-	-
MONAGAS	117.666	169.527	163.160	228.321	272.746	289.366
NUEVA ESPARTA	74.326	105.506	137.330	139.940	173.457	172.263
SUCRE	159.863	241.989	243.801	314.400	348.042	367.111
TÁCHIRA	162.778	239.853	260.106	291.112	394.026	403.902
TRUJILLO	165.688	251.425	278.900	342.788	402.065	393.232
YARACUY	102.230	148.686	152.008	198.945	242.999	249.026
ZULIA	290.991	449.212	492.148	644.224	771.603	825.094
TOTAL	**2.866.511**	**4.270.257**	**3.860.901**	**4.782.912**	**5.809.090**	**6.017.212**

Fuente: Onapre. Leyes de Presupuesto y modificaciones para los Ejercicios Fiscales 2007-2011. Proyecto de Ley de Presupuesto 2012.

Notas:

- Recursos transferidos a través del Ministerio del Poder Popular para la Salud.
- Los valores monetarios para el año 2007 se reexpresan en escala monetaria vigente a partir del 01/01/2008, a objeto de mantener la uniformidad de la serie estadística.

(1) Se excluyen los recursos transferidos para los servicios de salud, del Distrito Metropolitano de Caracas y Gobernación del Estado Miranda, producto de la transferencia de los hospitales al Ministerio del Poder Popular para Salud.

(2) Incluye modificaciones al 22 de septimbre de 2011.

Cuadro 7.4

Clasificación Sectorial del Gasto Acordado de los Estados y Distritos

(Miles de Bolívares)

2007-2011

CÓDIGO	DENOMINACIÓN	2007	2008	2009	2010	2011 (1)
01	DIRECCIÓN SUPERIOR DEL ESTADO	5.287.600	6.463.027	6.212.116	6.288.952	8.387.380
02	SEGURIDAD Y DEFENSA	2.572.971	3.410.998	3.686.523	4.302.867	5.264.021
03	AGRÍCOLA	233.529	256.430	269.363	241.135	363.082
04	ENERGÍA, MINAS Y PETRÓLEO	16.713	25.423	14.676	18.278	23.543
05	INDUSTRIA Y COMERCIO	395.572	370.699	284.567	220.413	268.702
06	TURISMO Y RECREACIÓN	137.190	173.530	170.261	157.380	343.854
07	TRANSPORTE Y COMUNICACIONES	764.130	916.041	900.642	855.332	872.170
08	EDUCACIÓN	3.776.354	5.560.543	5.783.970	6.581.899	7.144.850
09	CULTURA Y COMUNICACIÓN SOCIAL	318.727	405.692	383.181	411.770	430.770
10	CIENCIA Y TECNOLOGÍA	52.764	46.775	48.712	59.489	51.825
11	VIVIENDA, DESARROLLO URBANO Y SERVICIOS CONEXOS	2.653.571	2.318.582	3.198.173	3.531.351	4.667.174
12	SALUD	3.694.889	4.623.085	3.560.039	4.041.442	5.215.496
13	DESARROLLO SOCIAL Y PARTICIPACIÓN	1.572.248	1.896.895	1.987.150	2.076.877	2.143.702
14	SEGURIDAD SOCIAL	3.103.124	3.976.888	4.835.984	6.022.218	7.306.770
15	GASTOS NO CLASIFICADOS SECTORIALMENTE	4.023.199	5.453.430	4.923.128	5.393.548	4.211.834
	TOTAL GASTOS	**28.602.581**	**35.898.038**	**36.258.485**	**40.202.951**	**46.695.173**

Fuente:

Onapre. Leyes de Presupuesto y modificaciones para los Ejercicios Fiscales 2007-2011.

Leyes y Ordenanzas de Presupuesto de Ingresos y Gastos de los Estados y los Distritos, respectivamente.

Notas:

- Los valores monetarios para el año 2007 se reexpresan en escala monetaria vigente a partir del 01/01/2008, a objeto de mantener la uniformidad de la serie estadística.
- Sectores estimados en función de las Leyes y Ordenanzas de Presupuesto de Ingresos y Gastos de los Estados y los Distritos, respectivamente.

(1) Incluye modificaciones al 22 de septiembre de 2011.

Cuadro 7.5

Clasificación por Partidas del Gasto Acordado de los Estados y Distritos

(Miles de Bolívares)

2007 - 2011

CÓDIGO	DENOMINACIÓN	2007	2008	2009	2010	2011 (1)
4.01	GASTOS DE PERSONAL	9.401.213	13.359.820	13.352.534	14.762.547	17.351.815
4.02	MATERIALES, SUMINISTROS Y MERCANCÍAS	461.691	839.160	560.555	664.890	743.969
4.03	SERVICIOS NO PERSONALES	1.702.316	2.163.395	2.081.230	2.008.572	2.408.257
4.04	ACTIVOS REALES	3.548.703	4.779.834	3.515.211	3.934.220	3.662.630
4.05	ACTIVOS FINANCIEROS	21.303	8.759	8.847	8.395	3.674
4.07	TRANSFERENCIAS Y DONACIONES	12.810.803	13.411.300	15.975.062	18.161.559	21.645.583
4.08	OTROS GASTOS	36.148	17.961	16.670	19.919	20.332
4.11	DISMINUCIÓN DE PASIVOS	364.280	815.709	381.966	352.978	481.366
4.98	RECTIFICACIONES AL PRESUPUESTO	256.124	502.100	366.410	289.871	377.547
	TOTAL	**28.602.581**	**35.898.038**	**36.258.485**	**40.202.951**	**46.695.173**

Fuente:

Onapre. Leyes de Presupuesto y modificaciones para los Ejercicios Fiscales 2007-2011.

Leyes y Ordenanzas de Presupuesto de Ingresos y Gastos de los Estados y los Distritos, respectivamente.

Nota:

- Los valores monetarios para el año 2007 se reexpresan en escala monetaria vigente a partir del 01/01/2008, a objeto de mantener la uniformidad de la serie estadística.
- Partidas estimadas en función de las Leyes y Ordenanzas de Presupuesto de Ingresos y Gastos de los Estados y los Distritos, respectivamente.

(1) Incluye modificaciones al 22 de septiembre de 2011.

Cuadro 7.6
Gastos de Personal de los Estados y Distritos
(Miles de Bolívares)
2007 - 2011

TIPO DE PERSONAL	AÑO 2007		AÑO 2008		AÑO 2009		AÑO 2010		AÑO 2011	
	N°	ASIGNACIÓN ANUAL	N°	ASIGNACIÓN ANUAL	N°	ASIGNACIÓN ANUAL	N°	ASIGNACIÓN ANUAL	N°	ASIGNACIÓN ANUAL
Directivo	4.032	124.671	4.804	167.670	4.679	232.160	4.484	220.303	4.684	269.401
Universitario y Técnico	23.603	382.167	29.051	425.747	17.166	400.335	22.215	598.803	21.201	610.863
Médico	8.669	122.169	7.807	112.731	4.151	118.273	3.237	48.114	3.913	123.553
Docente	79.526	884.152	75.281	1.722.538	80.255	1.563.989	63.167	1.433.075	68.365	1.670.360
Policial	49.260	492.395	47.945	611.599	37.723	761.888	33.774	633.641	35.156	833.563
Bomberil	4.705	52.641	4.913	58.124	5.806	90.881	1,670	25.384	1.721	32.237
Administrativo	39.769	333.108	39.675	348.589	31.941	532.321	30.106	503.010	29.999	611.949
Obrero Permanente	53.085	490.956	52.660	568.956	42.032	590.169	39.544	723.699	43.395	974.931
Obrero no Permanente	2.930	17.681	2.057	16.234	6.489	83.232	6.875	90.399	7.033	116.750
Contratado	20.834	232.466	30.125	233.532	21.368	306.382	21.099	307.871	20.226	362.085
Pensionado y Jubilado	80.323	501.666	81.833	643.169	95.490	853.442	86.972	1.115.191	110.933	1.887.621
TOTAL	**366.736**	**3.634.072**	**376.151**	**4.908.889**	**347.100**	**5.533.072**	**313.143**	**5.699.490**	**346.626**	**7.493.313**

Fuente: Leyes y Ordenanzas de Presupuesto de Ingresos y Gastos de los Estados y los Distritos, respectivamente.

Nota:

- Los valores monetarios para el año 2007 se reexpresan en escala monetaria vigente a partir del 01/01/2008, a objeto de mantener la uniformidad de la serie estadística.

Cuadro 7.7
Relación de Ingresos de los Municipios
(Miles de Bolívares)
2007 - 2012

CONCEPTOS	2007	2008	2009	2010	2011 (1)	2012
INGRESOS ORDINARIOS	**16.747.265**	**19.473.061**	**20.179.492**	**23.546.191**	**25.997.372**	**13.774.759**
- SITUADO MUNICIPAL	4.867.886	6.210.316	6.238.862	6.664.206	7.911.905	9.242.959
- ASIGNACIONES ECONÓMICAS ESPECIALES	1.357.001	1.647.451	1.464.360	1.783.398	-	-
- FONDO INTERGUBERNAMENTAL PARA LA DESCENTRALIZACIÓN	1.392.926	1.188.991	1.867.705	2.151.160	133.878	-
- CONSEJO FEDERAL DE GOBIERNO (2)	-	-	-	-	3.423.675	4.452.162
- CUOTA DE PARTICIPACIÓN DEL ÁREA METROPOLITANA DE CARACAS (3)	-	-	3.991	58.437	68.736	79.638
- INGRESOS PROPIOS	9.129.452	10.426.303	10.604.574	12.888.990	14.459.178	-
Impuestos Indirectos	3.874.325	9.169.088	8.865.463	10.644.483	11.941.236	-
Ingresos No Tributarios	200.400	408.459	552.624	704.795	790.656	-
Ventas de Bienes y Servicios	37.767	14.101	71.600	19.813	22.227	-
Ingresos de la Propiedad	53.836	135.148	129.206	142.996	160.416	-
Ingresos Diversos	466.528	699.507	985.681	1.376.903	1.544.643	-
INGRESOS EXTRAORDINARIOS	**898.401**	**943.784**	**646.965**	**666.140**	**730.235**	-
- VENTAS DE BIENES E INMUEBLES	30.523	84.126	47.431	82.505	81.706	-
- OTROS INGRESOS	425.382	859.658	599.534	583.635 (4)	648.529 (5)	-
TOTAL INGRESOS	**17.645.666**	**20.416.845**	**20.826.457**	**24.212.331**	**26.727.607**	**13.774.759**

Fuente:

Onapre. Leyes de Presupuesto y modificaciones para los Ejercicios Fiscales 2007-2011. Proyecto de Ley de Presupuesto para el Ejercicio Fiscal 2012.
Ordenanzas de Presupuesto de Ingresos y Gastos de los municipios.

Notas:

- Ingresos propios estimados en función de las Ordenanzas de Presupuesto de Ingresos Gastos de las Entidades Municipales.
- Los valores monetarios para el año 2007 se reexpresan en escala monetaria vigente a partir del 01/01/2008, a objeto de mantener la uniformidad de la serie estadística

(1) Incluye modificaciones al 22 de septiembre de 2011.

(2) No incluye el apartado especial para el fortalecimiento institucional de las Entidades Político Territoriales, previsto en el numeral 4 del Artículo 36, del Reglamento de la Ley Orgánica del Consejo Federal de Gobierno.

(3) La cuota de participación del Área Metropolitana de Caracas, equivale al 10% del situado que le corresponde a cada uno de los municipios que integran dicha Área.

(4) Incluye recursos para el municipio Sucre del Estado Miranda y San Fernando del Estado Apure, provenientes del Ministerio del Poder Popular para la Salud.

(5) Incluye recursos destinados al Municipio Bolivariano Libertador del Distrito Capital para la recuperación del Cementerio General del Sur; la rehabilitación del Hotel Catedral, la Plaza Diego Ibarra y las Capillas de Santa Rosa de Lima y de Lourdes en el Calvario; la recolección y manejo de residuos y desechos sólidos en el municipio; la recuperación de fachadas y la construcción de un Centro Cultural para la Juventud, sede de la Orquesta Juvenil de Caracas.

Cuadro 7.8

Clasificación Sectorial del Gasto Acordado de los Municipios

(Miles de Bolívares)

2007 - 2011

CÓDIGO	DENOMINACIÓN	2007	2008	2009	2010	2011 (1)
01	DIRECCIÓN SUPERIOR DEL MUNICIPIO	3.669.314	4.245.565	4.330.741	5.034.814	5.573.949
02	SEGURIDAD Y DEFENSA	458.160	530.112	540.748	628.660	690.010
03	AGRÍCOLA	48.635	56.273	57.402	66.734	81.290
04	ENERGÍA, MINAS Y PETRÓLEO	55.242	63.918	65.200	75.800	105.539
05	INDUSTRIA Y COMERCIO	27.230	31.506	32.138	37.363	39.472
06	TURISMO Y RECREACIÓN	103.848	120.157	122.568	142.494	161.195
07	TRANSPORTE Y COMUNICACIONES	509.135	589.093	600.911	698.605	789.436
08	EDUCACIÓN	307.708	356.032	363.175	422.219	458.957
09	CULTURA Y COMUNICACIÓN SOCIAL	146.012	168.943	172.332	200.349	208.860
10	CIENCIA Y TECNOLOGÍA	60.063	69.496	70.890	82.415	98.397
11	VIVIENDA, DESARROLLO URBANO Y SERVICIOS CONEXOS	6.171.348	7.140.533	7.283.789	8.467.956	9.249.616
12	SALUD	254.859	294.884	300.800	349.702	361.877
13	DESARROLLO SOCIAL Y PARTICIPACIÓN	900.326	1.041.718	1.062.618	1.235.374	1.391.626
14	SEGURIDAD SOCIAL	2.035.124	2.354.732	2.401.973	2.792.476	3.073.946
15	GASTOS NO CLASIFICADOS SECTORIALMENTE	2.898.662	3.353.883	3.421.172	3.977.370	4.443.437
	TOTAL	**17.645.666**	**20.416.845**	**20.826.457**	**24.212.331**	**26.727.607**

Fuente:

Onapre. Leyes de Presupuesto y modificaciones para los Ejercicios Fiscales 2007-2011.

Ordenanzas de Presupuesto de Ingresos y Gastos de los municipios.

Notas:

- Sectores estimados en función de las Ordenanzas de Presupuesto de Ingresos Gastos de las Entidades Municipales.
- Los valores monetarios para el año 2007 se reexpresan en escala monetaria vigente a partir del 01/01/2008, a objeto de mantener la uniformidad de la serie estadística.

(1) Incluye modificaciones al 22 de septiembre de 2011.

Cuadro 7.9
Clasificación por Partidas del Gasto Acordado de los Municipios
(Miles de Bolívares)
2007 - 2011

CÓDIGO	DENOMINACIÓN	2007	2008	2009	2010	2011 (1)
4.01	GASTOS DE PERSONAL	4.525.757	5.311.549	5.817.544	7.175.339	7.991.866
4.02	MATERIALES, SUMINISTROS Y MERCANCÍAS	487.465	517.587	487.407	543.975	547.746
4.03	SERVICIOS NO PERSONALES	1.487.857	1.584.339	1.498.004	1.671.863	1.717.747
4.04	ACTIVOS REALES	5.911.324	6.489.849	6.354.607	7.092.127	7.489.233
4.05	ACTIVOS FINANCIEROS	18.032	5.794	5.910	6.597	4.020
4.07	TRANSFERENCIAS Y DONACIONES	4.714.205	5.954.560	6.147.754	7.147.152	8.406.317
4.08	OTROS GASTOS	8.688	13.114	17.036	19.014	21.123
4.11	DISMINUCIÓN DE PASIVOS	268.223	307.464	261.455	291.799	269.618
4.98	RECTIFICACIONES AL PRESUPUESTO	224.115	232.589	236.740	264.465	279.937
	TOTAL	**17.645.666**	**20.416.845**	**20.826.457**	**24.212.331**	**26.727.607**

Fuente

Onapre. Leyes de Presupuesto y modificaciones para los Ejercicios Fiscales 2007-2011.

Ordenanzas de Presupuesto de Ingresos y Gastos de los municipios.

Notas:

- Patidas estimadas en función de las Ordenanzas de Presupuesto de Ingresos Gastos de las Entidades Municipales.
- Los valores monetarios para el año 2007 se reexpresan en escala monetaria vigente a partir del 01/01/2008, a objeto de mantener la uniformidad de la serie estadística.

(1) Incluye modificaciones al 22 de septiembre de 2011.

CAPÍTULO 9

EFECTOS ECONÓMICOS DEL PRESUPUESTO

Listado de cuadros de la serie estadística (2007 - 2012)

Cuadro 9.1
Efecto Neto del Presupuesto sobre la Demanda Agregada Interna de Origen Fiscal
(Miles de Bolívares)
2007 - 2012

A.- AUMENTO DE LA DEMANDA AGREGADA INTERNA POR EFECTO DE LOS GASTOS FISCALES

CONCEPTO	2007	2008	2009	2010	2011 1/	2012 2/
1. Remuneraciones	19.728.701	27.976.403	33.620.748	42.206.622	55.034.784	43.950.610
2. Compra de Bienes y Servicios y Otros Gastos Corrientes	5.289.311	8.149.570	7.255.536	7.265.533	12.045.157	23.032.420
3. Intereses de la Deuda Interna	2.206.833	3.015.214	3.923.383	6.044.942	11.149.476	19.582.006
4. Transferencias Corrientes	57.597.156	81.123.632	79.987.752	105.514.929	133.253.876	99.993.224
4.1 Al Sector Privado	5.819.929	7.702.698	9.067.725	11.769.040	16.729.741	13.056.316
4.2 Situado Constitucional	10.391.415	13.257.085	13.279.236	14.350.742	16.601.907	19.900.834
4.3 Entes Descentralizados	41.385.812	60.163.850	57.640.791	79.395.146	99.922.227	67.036.074
5. Formación Bruta de Capital Fijo y Financiero	3.844.806	3.754.823	683.090	1.141.942	3.495.751	1.716.369
6. Transferencias de Capital	33.547.589	40.108.532	39.282.744	45.530.159	72.341.654	52.229.888
6.1 Al Sector Privado	58.333	126.607	77.701	81.467	33.426	0
6.2 Situado Constitucional	12.169.714	15.525.790	15.551.732	16.806.607	19.443.017	23.306.493
6.3 Entes Descentralizados	21.319.542	24.456.135	23.653.311	28.642.085	52.865.211	28.923.395
7. DAI FISCAL AMPLIADA TOTAL (Sumatoria 1 AL 6)	122.214.398	164.128.176	164.753.253	207.704.126	287.320.698	240.504.516
8. DAI AMPLIADA/PIB de la Economía	25,1%	24,6%	23,5%	20,5%	21,7%	15,4%

Nota: Cada uno de los conceptos están ajustados con sus respectivas propensiones marginales.

B.- DISMINUCIÓN DE LA DEMANDA AGREGADA INTERNA POR EFECTO DE LOS INGRESOS FISCALES

CONCEPTO	2007	2008	2009	2010	2011 1/	2012 2/
1.-Impuestos Directo a Personas	1.076.130	1.379.607	1.680.819	1.836.441	2.274.343	2.776.492
2.-Impuestos Directos a Empresas	14.740.924	19.183.415	22.271.572	23.180.541	29.999.028	34.755.451
3.-Impuestos Indirectos	39.491.821	44.765.450	54.655.209	74.366.456	103.735.240	119.179.851
4.-Ingresos No Tributarios	2.501.629	2.761.995	3.207.210	3.082.064	4.244.780	3.990.386
5.-Otros Ingresos de carácter extraordinario	2.071.937	4.966.724	0	0	0	0
6.-DISMINUCION TOTAL en DAI	59.882.442	73.057.192	81.814.810	102.465.502	140.253.392	160.702.180
7.- DISMINUCION TOTAL en DAI/PIB de la Economía	12,3%	10,9%	11,7%	10,1%	10,6%	10,3%

Nota: Cada uno de los conceptos están ajustados con sus respectivas propensiones marginales.

C.- EFECTO NETO DEL PRESUPUESTO FISCAL SOBRE LA DEMANDA AGREGADA INTERNA

CONCEPTO	2007	2008	2009	2010	2011 1/	2012 2/
EFECTO NETO SOBRE DAI (7-6)	62.331.956	91.070.984	82.938.443	105.238.625	147.067.306	79.802.336
PORCENTAJE DEL PIB	12,8%	13,6%	11,8%	10,4%	11,1%	5,1%

Fuente: Oficina Nacional de Presupuesto (Onapre)

Notas::

1/ Ley de Presupuesto, modificaciones al 31/08/2011 y estimaciones al 31/12/2011.

2/ Proyecto de Ley de Presupuesto.

Los valores monetarios para el año 2007, se reexpresan en la escala monetaria vigente a partir del 01/01/2008 a objeto de mantener la uniformidad de la serie estadística.

Cuadro 9.2
Préstamo Neto del Fisco
(Miles de Bolívares)
2007 - 2012

Conceptos	2007	2008	2009	2010 1/	2011 2/	2012 3/
1. Endeudamiento del Fisco	8.257.983	8.792.394	33.695.036	33.395.134	85.359.175	64.527.049
2. Amortización de la Deuda Fiscal	5.057.986	7.028.565	5.087.933	1.450.126	3.044.817	10.351.960
3. Endeudamiento Neto (1 - 2)	3.199.997	1.763.828	28.607.104	31.945.008	82.314.358	54.175.089
4. Aporte Fiscal para Préstamos	3.690.850	5.880.408	8.401.520	2.907.409	1.120.847	1.465.001
5. Préstamo Neto del Fisco (3 - 4)	-490.853	-4.116.580	20.205.584	29.037.598	81.193.511	52.710.088

Fuente: Oficina Nacional de Presupuesto (Onapre)

Notas:

1/ Cifras preliminares

2/ Ley de Presupuesto, modificaciones al 31/08/11 y estimación al 31/12/11. Cifras preliminares

3/ Proyecto de Ley de Presupuesto

Los valores monetarios para el año 2007, se reexpresan en la escala monetaria vigente a partir del 01/01/2008 a objeto de mantener la uniformidad de la serie estadística.

Cuadro 9.3

Expansión Primaria de la Oferta Monetaria por Efecto de la Gestión Fiscal

(Miles de Bolívares)

2007 - 2012

	CONCEPTOS	2007	2008	2009	2010 /1	2011 /2	2012 /3
1.-	Gasto fiscal acordado	143.243.259	192.543.448	195.722.104	238.934.920	332.812.450	297.836.718
2.-	Variación de gastos fiscales a pagar	-9.502.184	-10.247.143	-2.647.484	-5.315.836	-28.426.587	3.642.642
3.-	**Gasto fiscal pagado (1+2)**	**133.741.075**	**182.296.305**	**193.074.620**	**233.619.084**	**304.385.863**	**301.479.360**
4.-	Desembolsos netos de los entes descentralizados para el desarrollo económico y social de Venezuela	5.880.329	8.601.010	41.976.997	38.940.491	39.243.575	41.500.594
5.-	**Gasto fiscal efectivo pagado (3+4)**	**139.621.404**	**190.897.316**	**235.051.617**	**272.559.575**	**343.629.438**	**342.979.954**
6.-	Desembolsos fiscales externos:	6.156.731	6.826.826	8.059.054	8.473.912	10.852.165	23.554.950
	6.1 Servicio de la deuda fiscal externa	5.435.728	6.069.353	7.415.975	7.769.777	9.658.169	22.677.384
	6.2 Otros pagos fiscales externos	721.004	757.473	643.079	704.135	1.193.996	877.566
7.-	**Desembolsos fiscales dirigidos al público (5-6)**	**133.464.673**	**184.070.490**	**226.992.563**	**264.085.663**	**332.777.273**	**319.425.004**
8.-	Ingresos internos:	74.076.380	91.136.000	136.899.459	161.590.923	227.120.715	223.062.080
	8.1 Ingresos fiscales internos	71.459.467	87.351.900	127.109.024	134.405.719	199.361.744	195.298.999
	8.2 Ingresos internos de los entes descentralizados para el desarrollo económico y social de Venezuela	2.616.913	3.784.101	9.790.435	27.185.203	27.758.971	27.763.081
9.-	**Oferta monetaria de origen fiscal (7-8)**	**59.388.293**	**92.934.489**	**90.093.104**	**102.494.740**	**105.656.558**	**96.362.923**
10.-	Variación porcentual interanual	15,9%	56,5%	-3,1%	13,8%	3,1%	-8,8%
11.-	Porcentaje con respecto Producto Interno Bruto (PIB)	12,2%	13,9%	12,9%	10,1%	8,0%	6,2%

Fuente: Oficina Nacional de Presupuesto (Onapre)

Notas:

/1 Cifras preliminares

/2 Ley de Presupuesto, modificaciones al 31/08/11 y estimación al 31/12/11. Cifras preliminares

/3 Proyecto de Ley de Presupuesto

Los valores monetarios para el año 2007, se reexpresan en la escala monetaria vigente a partir del 01/01/2008 a objeto de mantener la uniformidad de la serie estadística

GACETA OFICIAL
DE LA REPUBLICA BOLIVARIANA DE VENEZUELA

AÑO CXXXIX –MES III | **Caracas, lunes 19 de diciembre de 2011** | **Número 6.065 Extraordinario**

ASAMBLEA NACIONAL

LA ASAMBLEA NACIONAL
DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

DECRETA

la siguiente,

LEY DE PRESUPUESTO PARA EL EJERCICIO FISCAL 2012

TÍTULO I

DISPOSICIONES GENERALES

CAPÍTULO I

De los Órganos de la República

Artículo 1. Los créditos presupuestarios aprobados en esta Ley para financiar los gastos corrientes, de capital y las aplicaciones financieras, así como el monto total señalado para cada órgano del Poder Público Nacional, constituyen los límites máximos de las autorizaciones para comprometer y causar gastos, a fin de cumplir con las metas previstas y se regirán por los principios y normas contenidos en el Título II de la Ley Orgánica de la Administración Financiera del Sector Público. Se considerarán gastos de capital, los previstos en la normativa que a tal efecto dicte la Oficina Nacional de Presupuesto.

La desagregación de los créditos del presupuesto de gastos y aplicaciones financieras, indicados en esta Ley, distribuidos por proyectos, acciones centralizadas y acciones específicas, se señalan a fines informativos para los órganos del Poder Ejecutivo Nacional.

Dicha desagregación, constituirá el límite máximo de las autorizaciones para gastar del Poder Legislativo Nacional, del Poder Judicial, del Poder Electoral, del Poder Ciudadano y sus órganos; en todo caso, estos órganos podrán implantar su propio sistema de modificaciones presupuestarias, para lo cual, deberán contar con la opinión técnica favorable de la Oficina Nacional de Contabilidad Pública y de la Oficina Nacional de Presupuesto, a los fines de su compatibilización con el Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario y con el Sistema Integrado de Gestión y Control de las Finanzas Públicas, a cargo del Ministerio competente en materia de planificación y finanzas. Dicho sistema de modificaciones presupuestarias sólo tendrá vigencia para el ejercicio económico financiero en curso a partir de su aprobación, sin la cual toda modificación presupuestaria deberá ser aprobada por la Asamblea Nacional. En todo caso, las modificaciones que afecten los créditos presupuestarios correspondientes a las partidas y subpartidas a que se refiere el numeral 4 del artículo 87 del citado Reglamento N° 1, serán de aprobación exclusiva de la Oficina Nacional de Presupuesto.

Artículo 2. De acuerdo con lo establecido en el artículo 50 de la Ley Orgánica de la Administración Financiera del Sector Público, los órganos de la República remitirán la programación de la ejecución física y financiera de compromisos y desembolsos de sus presupuestos de gastos y aplicaciones financieras a la Oficina Nacional de Presupuesto y a la Oficina Nacional del Tesoro, respectivamente, de conformidad con las instrucciones que al efecto dicten, a excepción de lo correspondiente a sueldos, salarios, pensiones y jubilaciones en el primer trimestre del año, de los cuales informarán a las citadas Oficinas en un plazo que no excederá de quince (15) días continuos, contados a partir del inicio del ejercicio presupuestario.

Artículo 3. A través de la Oficina Nacional de Presupuesto, se formalizarán las solicitudes de traspaso de créditos presupuestarios, cuya aprobación compete a la Asamblea Nacional, formuladas por los respectivos órganos del Poder Público Nacional.

Las modificaciones presupuestarias que signifiquen incremento en el monto total del Presupuesto de Gastos de la República, requerirán autorización de la Asamblea Nacional y se tramitarán a través de la Oficina Nacional de Presupuesto, con indicación del o de los organismos afectados y las respectivas imputaciones presupuestarias. Las demás modificaciones del presupuesto de ingresos o de gastos no requerirán autorización de la Asamblea Nacional.

Cuando las modificaciones presupuestarias impliquen incremento del gasto corriente en detrimento del gasto de capital; deberán ser justificadas por el órgano solicitante ante la Oficina Nacional de Presupuesto, de acuerdo con las instrucciones que ésta dicte, la cual se dirigirá a la Asamblea Nacional con la debida documentación, de conformidad con lo previsto en el primer aparte del artículo 52 de la Ley Orgánica de la Administración Financiera del Sector Público.

Cuando la fuente de financiamiento de un crédito adicional, provenga de una reprogramación de la Ley Especial de Endeudamiento Anual para el Ejercicio Fiscal 2012 u otra autorización especial de endeudamiento aprobada para el mismo año, autorizada por la Asamblea Nacional, no se requerirá otra autorización legislativa para su incorporación en el presupuesto de gastos de la República.

La Asamblea Nacional dispondrá de quince (15) días continuos para decidir sobre las modificaciones presupuestarias sometidas a su consideración, contados a partir de la fecha en que se dé cuenta de la solicitud en reunión ordinaria. Si transcurrido este lapso, dicho órgano legislativo no se hubiere pronunciado, la solicitud en referencia se considerará aprobada.

Una vez autorizada por la Asamblea Nacional la modificación solicitada, el Presidente de la República o el Ejecutivo Nacional, según corresponda, decretará y ordenará su publicación en la Gaceta Oficial de la República Bolivariana de Venezuela.

Artículo 4. El funcionario a quien competa la aprobación de traspasos de gastos corrientes para gastos de capital, ordenará su publicación en la Gaceta Oficial de la República Bolivariana de Venezuela, de acuerdo con las instrucciones que a tal efecto dicte la Oficina Nacional de Presupuesto.

Los ordenadores de compromisos y pagos de la República remitirán a la Asamblea Nacional, durante los primeros cinco (5) días hábiles de cada mes, una relación de las modificaciones presupuestarias aprobadas por aquellos, o sus dependientes, en el mes anterior, señalando como mínimo la identificación del órgano, el proyecto o la acción centralizada, las partidas cedentes y receptoras y sus respectivos montos. En la misma oportunidad y forma, remitirán un ejemplar de la citada relación a la Oficina Nacional de Presupuesto, anexando copia de las modificaciones aprobadas.

El Jefe de la Oficina Nacional de Presupuesto remitirá a la Asamblea Nacional, durante los primeros cinco (5) días hábiles de cada mes, una relación de los traspasos presupuestarios aprobados por él en el mes anterior, señalando los datos exigidos a los ordenadores de compromisos y pagos de la República.

Artículo 5. Los ordenadores de compromisos y pagos de la República deberán participar los resultados de su ejecución presupuestaria y de su gestión, a la Oficina Nacional de Contabilidad Pública, a la Superintendencia Nacional de Auditoría Interna y a la Oficina Nacional de Presupuesto, conforme a las instrucciones que a tal efecto dicten cada uno de estos órganos rectores en el ámbito de sus competencias, pudiendo ser dictadas conjuntamente; asimismo, remitirán a las Comisiones Permanentes de Finanzas y de Contraloría de la Asamblea Nacional, dentro de los cuarenta y cinco (45) días continuos siguientes al vencimiento de cada trimestre, un informe de los resultados de su ejecución presupuestaria acumulada al término de dicho trimestre, comparándola con el Presupuesto, señalando lo comprometido, causado y pagado, con indicación expresa de lo ejecutado con el financiamiento previsto en la correspondiente Ley Especial de Endeudamiento Anual u otras autorizaciones especiales de endeudamiento.

Artículo 6. Los ordenadores de compromisos y pagos de la República, velarán porque los contratos de servicios básicos, tales como electricidad, gas, agua, telecomunicaciones, correo, aseo urbano y domiciliario y arrendamiento de inmuebles, se encuentren suscritos para el 31 de enero del año en que rijan, para la emisión de las órdenes de pago correspondientes. En dichos contratos se fijarán los montos a ser pagados periódicamente, así como la fecha o fechas de conciliación que se acuerden.

Las órdenes de pago se podrán emitir contra facturas de servicios, en aquellos casos en que los referidos contratos no se hayan firmado para la fecha señalada y los organismos indicados reciban dichos servicios; en todo caso, los contratos deberán suscribirse para el mes de febrero del mismo año.

El Ejecutivo Nacional establecerá los mecanismos para asegurar que los ordenadores de compromisos y pagos y los entes descentralizados funcionalmente de la República cumplan con ordenar los pagos periódicos correspondientes, así como los que se desprendan de las conciliaciones que realicen.

El incumplimiento de esta norma dará lugar a la aplicación de las sanciones que al efecto prevea la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal.

Artículo 7. Los ordenadores de compromisos y pagos realizarán los aportes patronales como contribución al sostenimiento de los subsistemas de seguridad social, de conformidad con la Ley que rija la materia, mediante orden de pago cuyo monto mensual será aquél que resulte de aplicar el porcentaje correspondiente a los cargos ocupados para el período a pagar; dicha orden contendrá los elementos que al efecto exijan los órganos rectores de los Sistemas de Administración Financiera del Sector Público.

Sin menoscabo de lo dispuesto en el encabezamiento de este artículo, los ordenadores de compromisos y pagos podrán utilizar como monto mensual a pagar, el señalado en la orden de pago de la nómina al 31 de enero del año de vigencia de esta Ley, en cuyo caso harán las conciliaciones pertinentes con los organismos que correspondan, antes del 30 de noviembre del mismo ejercicio.

Las tesorerías de los entes recaudadores de las contribuciones de los subsistemas de seguridad social a que se refiere este artículo, recibirán los pagos que realicen los ordenadores de compromisos y pagos con cargo a órdenes directas contra el Tesoro Nacional y con cargo a los fondos previstos en el Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario, en forma separada, incluidas las retenciones que les realicen a los trabajadores.

La Contraloría General de la República, previo el procedimiento de Ley, aplicará las sanciones pertinentes a quienes incumplieren con los pagos a que se refiere este artículo.

Artículo 8. La adquisición de divisas destinadas a la compra de bienes y pago de servicios u otros en el exterior, con créditos presupuestarios asignados a los órganos del Poder Público Nacional, será tramitada conforme al cronograma que elaborarán conjuntamente la Oficina Nacional del Tesoro y el respectivo órgano; de haber dificultades transitorias de Tesorería para cumplir lo dispuesto en este artículo, se podrán emitir Letras del Tesoro, con vencimiento que no exceda al 31 de diciembre del año de vigencia de esta Ley. La Oficina Nacional del Tesoro depositará las divisas adquiridas preferentemente en una institución financiera del sector público. Antes de que se produzca la ordenación de los pagos correspondientes, los ordenadores de compromisos y pagos revisarán la suficiencia de los créditos presupuestarios, debiendo tramitar las modificaciones necesarias.

Artículo 9. Los ordenadores de compromisos y pagos, responsables de la ejecución presupuestaria con recursos provenientes de operaciones de crédito público, podrán dar inicio a la referida ejecución presupuestaria y cuando corresponda, tramitarán los pagos respectivos siempre que dichos recursos estén disponibles en el Tesoro Nacional. A tal efecto, la Oficina Nacional del Tesoro velará por el cumplimiento efectivo de dichos pagos.

Los órganos del Poder Público Nacional, deberán emitir las órdenes de pago correspondientes a las transferencias de los entes bajo su adscripción o tutela, que igualmente sean responsables de la ejecución de operaciones de crédito público, de tal forma que se cumpla con lo dispuesto en este artículo; estos órganos indicarán la fuente de financiamiento referida en las respectivas órdenes de pago. En los contratos también deberá indicarse dicha fuente, salvo que se trate de recursos provenientes de la fuente gestión fiscal.

CAPÍTULO II

De la Administración Descentralizada Funcionalmente

SECCIÓN PRIMERA

De los Entes Descentralizados Funcionalmente sin Fines Empresariales

Artículo 10. Además de los entes descentralizados funcionalmente sin fines empresariales a que se refiere el numeral 1 del artículo 7 de la Ley Orgánica de la Administración Financiera del Sector Público, se consideran entes descentralizados funcionalmente sin fines empresariales, los Institutos Autónomos, los Institutos Públicos, las personas jurídicas estatales de derecho público, asociaciones civiles y demás instituciones constituidas con fondos públicos o dirigidas por algunas de las personas referidas en el artículo 6 de la Ley Orgánica de la Administración Financiera del Sector Público, cuando el cincuenta por ciento o más de su presupuesto provenga de aportes efectuados por una o varias de las personas referidas en el precitado artículo, o de la recaudación de especies tributarias especialmente afectadas.

Las fundaciones constituidas con fondos públicos, independientemente de su dirección o del monto del aporte anual que reciban de los demás órganos o entes que conforman el sector público, se considerarán entes descentralizados funcionalmente sin fines empresariales y les serán aplicables las normas contenidas en la Ley Orgánica de la Administración Financiera del Sector Público, su Reglamento Nº 1, sobre el Sistema Presupuestario, las disposiciones de esta Ley y las normas dictadas por la Oficina Nacional de Presupuesto. Asimismo, a los solos efectos del proceso presupuestario, los Servicios Autónomos sin Personalidad Jurídica y los Servicios Desconcentrados aplicarán el régimen establecido para los entes descentralizados funcionalmente sin fines empresariales.

Artículo 11. Una vez promulgada esta Ley, las máximas autoridades de los entes descentralizados funcionalmente sin fines empresariales realizarán los ajustes respectivos a sus presupuestos. El proyecto así ajustado se convertirá en el presupuesto definitivo de recursos y egresos de cada uno de los entes, sin perjuicio de las modificaciones que se autoricen de conformidad con el Reglamento Nº 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario. Este presupuesto definitivo, en cuanto a egresos se refiere, equivale a la respectiva distribución general de su presupuesto de gastos.

Hasta tanto no se realice el ajuste a que se refiere este artículo, los ordenadores de compromisos y pagos deberán abstenerse de emitir las órdenes correspondientes a los aportes previstos en esta Ley, debiendo adecuarlos a los objetivos y metas que sirvieron de fundamento para la formulación de sus respectivos presupuestos.

Las modificaciones a los presupuestos de los entes descentralizados funcionalmente sin fines empresariales, se realizarán de acuerdo con las normas contenidas en el Reglamento Nº 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario. En tal sentido, los manuales sobre los sistemas de modificaciones presupuestarias de los referidos entes, se ajustarán a los parámetros establecidos en dicho Reglamento.

Artículo 12. Los entes descentralizados funcionalmente sin fines empresariales informarán trimestralmente a las Comisiones Permanentes de Finanzas y de Contraloría de la Asamblea Nacional, acerca de los resultados de su ejecución presupuestaria y de su gestión, con indicación expresa de lo ejecutado con financiamiento previsto en la correspondiente Ley Especial de Endeudamiento Anual u otras autorizaciones especiales de endeudamiento, comparándola con el Presupuesto aprobado e indicando lo comprometido, causado y pagado, en un plazo que no excederá de veinticinco (25) días continuos, contados a partir de la conclusión de cada trimestre.

La información a que se refiere este artículo, también será remitida a la Oficina Nacional de Presupuesto y a la Superintendencia Nacional de Auditoría Interna, ajustándose a las instrucciones que a tal efecto, conjunta o separadamente, dicten estos órganos rectores en el ámbito de sus competencias.

Artículo 13. Los proyectos de presupuestos de los entes descentralizados funcionalmente sin fines empresariales, que se crearen o entren en funcionamiento durante la ejecución presupuestaria correspondiente al año de vigencia de esta Ley, deberán someterse a la consideración del Presidente de la República en Consejo de Ministros para su aprobación; a tal efecto, aplicarán las normas que regulan la formulación de los presupuestos de dichos entes, contenidas en el Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario y en las normas dictadas por la Oficina Nacional de Presupuesto.

Los entes descentralizados funcionalmente sin fines empresariales, que no se incluyeron en el Título III de esta Ley, someterán su presupuesto a la aprobación del Ejecutivo Nacional, a tal efecto, deberán aplicar las normas que regulan la formulación de los presupuestos de éstos.

La Oficina Nacional de Presupuesto, en representación del Ejecutivo Nacional, remitirá a la Comisión Permanente de Finanzas de la Asamblea Nacional, dentro de los diez (10) días hábiles siguientes a la aprobación de los presupuestos previstos en este artículo, una copia del resumen de los documentos presupuestarios que se hubieren exigido para su inclusión en el Título III de esta Ley. Dicho resumen será publicado en la Gaceta Oficial de la República Bolivariana de Venezuela por la Oficina Nacional de Presupuesto.

SECCIÓN SEGUNDA

De las Sociedades Mercantiles del Estado y otros Entes Descentralizados Funcionalmente con Fines Empresariales

Artículo 14. Se regirán por esta sección las sociedades mercantiles del Estado y los demás entes estatales a que se refieren los numerales 8 y 9 del artículo 6 y el numeral 2 del artículo 7 de la Ley Orgánica de la Administración Financiera del Sector Público.

Artículo 15. Una vez que el Ejecutivo Nacional apruebe los presupuestos de los entes a que se refiere esta sección, la Oficina Nacional de Presupuesto ordenará la publicación de una síntesis de éstos en la Gaceta Oficial de la República Bolivariana de Venezuela, sin lo cual no podrán realizar operaciones de crédito público, en cuyo caso, los ordenadores de compromisos y pagos se abstendrán de emitir las correspondientes órdenes de pago.

Artículo 16. Los entes a que se refiere esta sección informarán acerca de los resultados de su ejecución presupuestaria y de gestión, a la Oficina Nacional de Presupuesto y a la Superintendencia Nacional de Auditoria Interna, conforme a las instrucciones que a tal efecto, conjunta o separadamente, dicten estos órganos rectores en el ámbito de sus competencias.

Asimismo, remitirán sus estados financieros a la Oficina Nacional de Presupuesto y a la Oficina Nacional de Contabilidad Pública, dentro del primer trimestre del año siguiente al cierre de cada ejercicio presupuestario.

Los referidos entes remitirán a las Comisiones Permanentes de Finanzas y de Contraloría de la Asamblea Nacional, dentro de los cuarenta y cinco (45) días continuos siguientes a la culminación de cada semestre, un informe acumulado de su gestión presupuestaria en cuanto a Proyectos y Acciones Centralizadas, comparándola con el Presupuesto aprobado.

Artículo 17. Los entes a que se refiere esta sección podrán elaborar y establecer su propio sistema de modificaciones presupuestarias, con apego a los lineamientos e instrucciones establecidas en la Ley Orgánica de la Administración Financiera del Sector Público, sus Reglamentos y las normas que al efecto dicte la Oficina Nacional de Presupuesto.

Hasta tanto no sea aprobado el referido sistema de modificaciones presupuestarias, dichos entes se regirán por las Providencias o instructivos dictados por la Oficina Nacional de Presupuesto en esta materia.

Artículo 18. Las sociedades mercantiles del sector privado que se conviertan en entes regulados por esta Sección en virtud de haber sido adquiridas por alguno de los sujetos a que se refiere el artículo 6 de la Ley Orgánica de la Administración Financiera del Sector Público, en el curso del año de vigencia de esta Ley, podrán aplicar el sistema presupuestario utilizado antes de que se produjera la adquisición y hasta el 31 de diciembre del mismo año, salvo que el Presidente de la República ordene un plazo menor. En cuanto al ejercicio presupuestario siguiente, deberán cumplir las disposiciones sobre la formulación presupuestaria de estos entes, previstas en la Ley Orgánica de la Administración Financiera del Sector Público, su Reglamento N° 1, sobre el Sistema Presupuestario y las normas dictadas al respecto por la Oficina Nacional de Presupuesto.

SECCIÓN TERCERA

Del Banco Central de Venezuela

Artículo 19. El Banco Central de Venezuela remitirá a la Oficina Nacional de Presupuesto, dentro de los primeros quince (15) días del mes de enero, un ejemplar del presupuesto de ingresos y gastos operativos y de sus anexos aprobado por la Asamblea Nacional para el ejercicio económico financiero correspondiente a la vigencia de esta Ley, a los fines de su inclusión en el Presupuesto Consolidado del Sector Público, así como para el seguimiento y evaluación de su ejecución; sin perjuicio de las facultades de la Contraloría General de la República, previstas en los artículos 81 y 82 de la Ley del Banco Central de Venezuela.

Artículo 20. El Banco Central de Venezuela informará los resultados de su gestión y de la ejecución de su presupuesto de ingresos y gastos operativos a la Oficina Nacional de Presupuesto, conforme a las instrucciones que a tal efecto dicte. Asimismo, aplicará las técnicas de formulación, programación, ejecución, seguimiento y evaluación presupuestaria dictadas para el Sector Público, de conformidad con lo previsto en la Ley Orgánica de la Administración Financiera del Sector Público, incluso lo relativo a los clasificadores de recursos y egresos a utilizarse.

Artículo 21. El Banco Central de Venezuela podrá implantar su propio sistema de modificaciones presupuestarias, el cual someterá a la aprobación de la Asamblea Nacional, previa opinión favorable de la Oficina Nacional de Presupuesto, en la misma oportunidad que presente su proyecto de presupuesto de ingresos y gastos operativos. Dicho sistema de modificaciones sólo regirá durante el ejercicio económico financiero de vigencia del presupuesto aprobado, sin el cual toda modificación presupuestaria deberá ser aprobada por la Asamblea Nacional.

Las autorizaciones de las modificaciones presupuestarias, que conforme a dicho sistema sean de aprobación interna del Banco Central de Venezuela, serán informadas a la Oficina Nacional de Presupuesto conforme a las instrucciones que a tal efecto dicte, y las que requieran aprobación de la Asamblea Nacional, en todo caso, se tramitarán a través de la referida Oficina quien emitirá opinión sobre la modificación de que se trate.

Artículo 22. La Oficina Nacional de Presupuesto dictará las normas que rijan el proceso presupuestario del Banco Central de Venezuela, observando lo previsto en la Constitución de la República Bolivariana de Venezuela y en las leyes aplicables, dentro de los principios de libertad, justicia, igualdad, solidaridad, democracia participativa y protagónica, responsabilidad social y, en general, la preeminencia de los derechos humanos, la ética y el pluralismo político.

Artículo 23. El incumplimiento de las obligaciones previstas en esta Sección dará lugar a la aplicación de las sanciones establecidas en la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal y demás normas aplicables.

SECCIÓN CUARTA

Disposiciones Comunes

Artículo 24. La constitución de sociedades mercantiles, fundaciones y asociaciones civiles, la suscripción o venta de acciones y la incorporación de nuevos accionistas del Sector Público, por los organismos del Gobierno Central, los Institutos Autónomos o Institutos Públicos, empresas del Estado, fundaciones y asociaciones civiles de carácter público a que se refiere el numeral 10 del artículo 6 de la Ley Orgánica de la Administración Financiera del Sector Público, se informará a la Comisión Permanente de Finanzas de la Asamblea Nacional, a través de la Oficina Nacional de Presupuesto.

Artículo 25. Los entes descentralizados funcionalmente señalados en este Capítulo suscribirán los contratos por concepto de arrendamiento de inmuebles y por la prestación de servicios de electricidad, telecomunicaciones, gas, agua, aseo urbano y domiciliario antes del 15 de marzo del año de vigencia de esta Ley; asimismo, informarán al respectivo órgano de adscripción o tutela acerca de los contratos suscritos y los pagos que realicen a entes gubernamentales o empresas privadas por tales conceptos. En dichos contratos se fijarán los montos a ser pagados periódicamente, así como la fecha o fechas de conciliación que se acuerden.

La información a que se refiere este artículo se remitirá antes del 31 de marzo del mismo año, y se acompañará de la autorización correspondiente para que las empresas prestadoras de los servicios antes indicados, cobren la orden de pago que emitirá el órgano de adscripción o tutela, con cargo a la correspondiente transferencia asignada en esta Ley.

Si para la fecha mencionada en el aparte anterior, los organismos receptores de los servicios básicos, señalados en el encabezamiento de este artículo, no han informado a su respectivo órgano de adscripción o tutela, de la celebración de los contratos y pago de los servicios convenidos, éste se abstendrá de girar la transferencia correspondiente a los gastos de funcionamiento, hasta tanto reciba la información de los contratos suscritos o de los pagos efectuados por concepto de los servicios recibidos.

Los entes receptores de los servicios a que se refiere este artículo, independientemente de que sean prestados por personas públicas o privadas, conciliarán los montos fijos pagados y el costo del servicio efectivamente prestado, dejando expresa constancia de que si resultare un saldo deudor, tramitarán su pago dentro del mes siguiente, y en caso contrario, en el mismo lapso, exigirán el reintegro correspondiente o solicitarán la formalización del crédito por parte del ente prestador del servicio y su abono al saldo por concepto del referido servicio en el mes siguiente.

La Contraloría General de la República aplicará las sanciones a que hubiere lugar por incumplimiento de lo previsto en este artículo.

Artículo 26. Antes del 31 de enero del año de vigencia de esta Ley, los entes descentralizados funcionalmente señalados en este Capítulo informarán al Ministerio de adscripción o tutela, el monto anual que estimen pagar por concepto de aportes patronales, como contribución al sostenimiento de los subsistemas de seguridad social, de conformidad con la Ley que rija la materia.

Asimismo, remitirán la autorización correspondiente para que el órgano de adscripción o tutela, con cargo a la transferencia asignada al respectivo ente en esta Ley, emita la orden de pago autorizada, con instrucciones de ser depositada en la cuenta que a tal efecto sea designada para recibir los citados aportes.

Para el día 30 de noviembre del mismo año, los organismos beneficiarios de las órdenes de pago conciliarán el monto pagado y el real. Si resultare un saldo deudor, tramitarán su pago dentro del mes siguiente; en caso contrario y en el mismo lapso, exigirán el reintegro, o bien el saldo será asignado al pago de la obligación en el mes siguiente.

La Contraloría General de la República aplicará las sanciones que correspondan por el incumplimiento de lo previsto en este artículo.

CAPÍTULO III

De los Entes Descentralizados Territorialmente

SECCIÓN PRIMERA

Del Distrito Capital

Artículo 27. El Distrito Capital y sus entes descentralizados funcionalmente, con o sin fines empresariales, aplicarán lo establecido en el Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario, en cuanto a formulación, clasificadores, ejecución y modificaciones a sus presupuestos.

Respecto del presupuesto del Distrito Capital, corresponderá a su Jefe o Jefa de Gobierno las mismas atribuciones que se confieren en el Reglamento N° 1 de la Ley Orgánica de la Administración Financiera del Sector Público, sobre el Sistema Presupuestario a las máximas autoridades de los órganos de la República.

Artículo 28. A través de la Oficina Nacional de Presupuesto, se formalizarán las solicitudes de traspaso de créditos presupuestarios formuladas por el Distrito Capital, cuya aprobación compete a la Asamblea Nacional.

Las modificaciones presupuestarias que signifiquen incremento en el monto total del presupuesto de gastos del Distrito Capital, requerirán autorización de la Asamblea Nacional y se tramitarán a través de la Oficina Nacional de Presupuesto, con indicación de la respectiva imputación presupuestaria.

Cuando las modificaciones presupuestarias impliquen incremento del gasto corriente en detrimento del gasto de capital, deberán ser justificadas por el Distrito Capital ante la Oficina Nacional de Presupuesto, de acuerdo con las instrucciones que ésta dicte, la cual se dirigirá a la Asamblea Nacional con la debida documentación, de manera análoga a lo previsto en el artículo 52 de la Ley Orgánica de la Administración Financiera del Sector Público.

La Asamblea Nacional dispondrá de quince (15) días continuos para decidir sobre las modificaciones presupuestarias sometidas a su consideración, contados a partir de la fecha en que se dé cuenta de la solicitud en reunión ordinaria. Si transcurrido este lapso dicho órgano legislativo no se hubiere pronunciado, la solicitud en referencia se considerará aprobada.

Una vez autorizada por la Asamblea Nacional la modificación solicitada, el Jefe o Jefa de Gobierno del Distrito Capital decretará y ordenará la publicación, tanto del acuerdo de la Asamblea Nacional como del decreto que se dicte, en la Gaceta Oficial del Distrito Capital.

Artículo 29. El Jefe o Jefa de Gobierno del Distrito Capital, remitirá a la Oficina Nacional de Presupuesto, durante los primeros cinco (5) días hábiles de cada mes, una relación de las modificaciones presupuestarias aprobadas internamente en el mes anterior, señalando como mínimo la identificación del órgano, el proyecto o acción centralizada, las partidas cedentes y receptoras y sus respectivos montos.

El Jefe o Jefa de la Oficina Nacional de Presupuesto remitirá a la Asamblea Nacional, durante los primeros cinco (5) días hábiles de cada mes, una relación de los traspasos presupuestarios que haya aprobado en el mes anterior, la cual contendrá la misma información exigida al Distrito Capital.

Artículo 30. El Jefe o Jefa de Gobierno del Distrito Capital participará a la Oficina Nacional de Presupuesto los resultados de su ejecución presupuestaria y de su gestión, conforme a las instrucciones que dicte la referida Oficina Nacional; asimismo, remitirá a las comisiones Permanentes de Finanzas y de Contraloría de la Asamblea Nacional, dentro de los treinta (30) días continuos siguientes al vencimiento de cada trimestre, un informe de los resultados de su ejecución presupuestaria acumulada al término de dicho trimestre, comparándola con el Presupuesto, señalando lo comprometido, causado y pagado.

Artículo 31. El Distrito Capital velará porque los contratos de servicios básicos tales como electricidad, gas, agua, telecomunicaciones, correo, aseo urbano y domiciliario y arrendamiento de inmuebles, se encuentren debidamente suscritos para la emisión de las órdenes de pago correspondientes; en los casos en que se hayan suscrito dichos contratos y los servicios fueren recibidos, las órdenes de pago se podrán emitir contra facturas de servicios.

El incumplimiento de esta norma dará lugar a la aplicación de las sanciones que al efecto prevé la Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal.

Artículo 32. En el Presupuesto de Gastos del Distrito Capital se incorporará un crédito denominado "Rectificaciones al Presupuesto", cuyo monto será equivalente al uno por ciento (1%) de los ingresos ordinarios estimados en el mismo presupuesto. El Jefe o Jefa de Gobierno del Distrito Capital podrá disponer de este crédito con las mismas limitaciones y formalidades previstas en el artículo 53 de la Ley Orgánica de la Administración Financiera del Sector Público. La decisión que tome el Jefe o Jefa de Gobierno del Distrito Capital en la cual disponga del crédito mencionado en este artículo será publicada en la Gaceta Oficial del Distrito Capital.

SECCIÓN SEGUNDA

De los Estados, de los Distritos y de los Municipios

Artículo 33. Sin perjuicio de lo establecido en el artículo 62 de la Ley Orgánica de la Administración Financiera del Sector Público, los Gobernadores de Estado, y los Alcaldes del Área Metropolitana de Caracas, de los Distritos y Municipios, remitirán directamente al Ministerio competente en materia de Relaciones Interiores y Justicia y a la Oficina Nacional de Presupuesto, dentro de los treinta (30) días hábiles siguientes al fin de cada trimestre, las modificaciones presupuestarias aprobadas, así como un informe sobre la ejecución del presupuesto, de conformidad con las normas técnicas que dicte la Oficina Nacional de Presupuesto.

En dicho informe, deberán distinguirse los créditos comprometidos, causados y pagados por los Estados, Área Metropolitana de Caracas, Distritos y Municipios para la ejecución de planes en coordinación con los órganos y entes nacionales. Igualmente, deberán distinguirse los ingresos derivados de su potestad tributaria, sancionadora y demás actividades económicas propias, que hubieren recaudado en dicho período hasta el nivel de desagregación que les requiera la Oficina Nacional de Presupuesto.

Asimismo, deberá reflejar la información sobre ejecución de los proyectos financiados con los recursos provenientes del Fondo de Compensación Interterritorial y los que devenguen por cualquier otra transferencia derivada de Leyes especiales o acordada discrecionalmente por el Poder Público Nacional.

Artículo 34. Quienes fueren responsables de la consolidación y envío de la información a que se refiere el artículo anterior y no lo realizaren oportunamente, serán sujetos de suspensión del pago de salarios, sueldos, dietas u otras remuneraciones, hasta tanto cumplan con la referida obligación.

Los órganos de control fiscal nacionales, estadales, metropolitanos, distritales o municipales velarán por el cumplimiento de esta disposición e impondrán las sanciones correspondientes a quienes incumplan la misma o, en contravención de esta norma, ordenen o efectúen los pagos cuya suspensión se indica.

Artículo 35. Los Gobernadores remitirán al Ministerio competente en materia de Salud, dentro de los treinta (30) días continuos siguientes al final de cada trimestre, un informe sobre las transferencias que reciban, el cual contendrá la ejecución física y financiera correspondiente al sector salud.

En dicho informe, deberán distinguirse los créditos comprometidos, causados y pagados por estas entidades para el cumplimiento y ejecución de los planes de salud, elaborados coordinadamente con el referido Ministerio.

Queda sujeto al cumplimiento de la obligación prevista en este artículo, la entrega de los recursos asignados a los Estados en virtud de convenios de transferencia de competencias en materia de salud.

CAPÍTULO IV

Otras Disposiciones

Artículo 36. Los órganos y entes del Poder Público Nacional, con créditos asignados en esta Ley, están obligados a depositar los recursos que reciban, como provisiones de fondos permanentes o por transferencias, en cuentas a nombre de dichos órganos y entes, abiertas en instituciones financieras reguladas por la Ley General de Bancos y Otras Instituciones Financieras o en otras leyes especiales. La Oficina Nacional del Tesoro establecerá los mecanismos, trámites e instrucciones necesarias para el cumplimiento de esta disposición.

En caso de que se produzcan rendimientos, los órganos de la República deberán ingresarlos al Tesoro Nacional dentro de los diez (10) primeros días hábiles del mes siguiente al que fueron generados. Los entes descentralizados funcionalmente podrán capitalizar los rendimientos obtenidos o disponer de los mismos, de conformidad con las previsiones legales y demás normas aplicables; o a requerimiento del Presidente de la República, transferirlos al Tesoro Nacional o a otro ente descentralizado funcionalmente, previo el trámite de las modificaciones presupuestarias a que hubiere lugar.

La Contraloría General de la República aplicará las sanciones que correspondan por el incumplimiento de lo previsto en este artículo.

Artículo 37. Las máximas autoridades de los órganos de la República, el Jefe o Jefa de Gobierno del Distrito Capital y las autoridades competentes de los entes descentralizados funcionalmente de la República o del Distrito Capital, no podrán aprobar nuevas escalas de sueldos y salarios, ni suscribir convenciones colectivas, sin la certificación expedida por la Oficina Nacional de Presupuesto, en la cual conste que cuentan con recursos presupuestarios para su cumplimiento.

Dicha certificación será igualmente necesaria para los órganos y entes que soliciten al Presidente de la República, en Consejo de Ministros, la autorización de escalas especiales, de conformidad con la norma que rige la materia, y para que los directorios, máximas autoridades o quienes representen acciones o participaciones del Estado en entes descentralizados funcionalmente, con o sin fines empresariales, puedan suscribir convenciones colectivas.

En todo caso, las convenciones colectivas que impliquen erogaciones que afecten el ejercicio presupuestario vigente o los siguientes deberán ser aprobadas por el Presidente de la República en Consejo de Ministros, de conformidad con el artículo 527 de la Ley Orgánica del Trabajo.

La Contraloría General de la República aplicará las sanciones legales pertinentes a quienes incumplan con lo previsto en este artículo.

Artículo 38. De conformidad con lo establecido en el artículo 27 de la Ley que establece el Impuesto al Valor Agregado, la alícuota impositiva general a aplicarse en el Ejercicio Fiscal del año de vigencia de esta Ley se fija en doce por ciento (12%), y la alícuota impositiva para las operaciones a que se refiere el artículo 63 de la mencionada Ley se fija en ocho por ciento (8%). Quedan a salvo actividades, negocios jurídicos u operaciones realizadas en las zonas libres, puertos libres y zonas francas, que de conformidad con lo establecido en la Ley estén exentas del mencionado impuesto o deban aplicar una alícuota distinta.

Las modificaciones durante la ejecución del ejercicio presupuestario a las alícuotas del Impuesto al Valor Agregado establecidas en esta Ley requerirán una reforma de la Ley que establece el Impuesto al Valor Agregado. En ningún caso dicha modificación supondrá la reforma de las Disposiciones Generales de esta Ley.

Artículo 39. De conformidad con lo establecido en el numeral 3 del artículo 48 de la Ley Orgánica de Hidrocarburos, la alícuota del Impuesto de Consumo General durante el Ejercicio Fiscal del año de vigencia de esta Ley, se fija en treinta por ciento (30%).

Artículo 40. El Presidente de la República podrá dictar normas especiales para la tramitación y aprobación de las modificaciones presupuestarias, dentro de los límites máximos de las autorizaciones para comprometer y causar gastos previstas en esta Ley para cada fuente de financiamiento, a fin de atender situaciones coyunturales debidamente justificadas. Dichas normas podrán establecer un régimen distinto del previsto en el Reglamento N° 1 de la Ley Orgánica de Administración Financiera del Sector Público, sobre el Sistema Presupuestario y sólo tendrán vigencia en el ejercicio económico financiero en que fueren dictadas, a partir de su aprobación y publicación en la Gaceta Oficial de la República Bolivariana de Venezuela.

Artículo 41. Las denominaciones de los órganos y entes que se creen o modifiquen por aplicación de los instrumentos jurídicos que entren en vigencia, se entenderán adecuadas a esta Ley. En tal sentido, se faculta al Ejecutivo Nacional para que a través de la Oficina Nacional de Presupuesto realice las modificaciones presupuestarias pertinentes, aún aquellas que aumenten los conceptos señalados en el artículo 1 de esta Ley, sin aumentar el límite máximo del total del gasto autorizado en la misma.

Artículo 51. Esta Ley entrará en vigencia el primer día del mes de enero de 2012.

Dada firmada y sellada en el Palacio Federal Legislativo, sede de la Asamblea Nacional, en Caracas a los trece días del mes de diciembre de dos mil once. Año 201° de la Independencia y 152° de la Federación.

FERNANDO SOTO ROJAS

Presidente de la Asamblea Nacional

ARISTOBULO ISTURIZ ALMEIDA

Primer Vicepresidente

BLANCA EEKHOUT GÓMEZ

Segunda Vicepresidenta

IVÁN ZERPA GUERRERO

Secretario

VÍCTOR CLARK BOSCÁN

Subsecretario

Promulgación de la Ley de Presupuesto para el Ejercicio Fiscal 2012, de conformidad con lo previsto en el artículo 213 de la Constitución de la República Bolivariana de Venezuela.

Palacio de Miraflores, en Caracas, a los diecinueve días del mes de diciembre de dos mil once. Años 201° de la Independencia, 152° de la Federación y 12º de la Revolución Bolivariana.

Cúmplase,
(L.S.)

HUGO CHÁVEZ FRÍAS

Refrendado
El Vicepresidente Ejecutivo
(L.S.)

ELIAS JAUA MILANO

Refrendado
La Ministra del Poder Popular del
Despacho de la Presidencia,
(L.S.)

ÉRIKA DEL VALLE FARÍAS PEÑA

Refrendado
El Ministro del Poder Popular
para Relaciones Interiores y Justicia,
(L.S.)

TARECK EL AISSAMI

Refrendado
El Ministro del Poder Popular para
Relaciones Exteriores,
(L.S.)

NICOLÁS MADURO MOROS

Refrendado
El Ministro del Poder Popular
de Planificación y Finanzas,
(L.S.)

JORGE GIORDANI

Refrendado
El Ministro del Poder Popular
para la Defensa,
(L.S.)

CARLOS JOSÉ MATA FIGUEROA

Refrendado
La Ministra del Poder Popular para
el Comercio,
(L.S.)

EDMEE BETANCOURT DE GARCÍA

Refrendado
El Ministro del Poder Popular de
Industrias
(L.S.)

RICARDO JOSÉ MENENDEZ PRIETO

Refrendado
El Ministro del Poder Popular para
el Turismo,
(L.S.)

ALEJANDRO ANTONIO FLEMING CABRERA

Refrendado
El Ministro del Poder Popular para
la Agricultura y Tierras,
(L.S.)

JUAN CARLOS LOYO HERNÁNDEZ

Refrendado
La Ministra del Poder Popular
para la Educación Universitaria,
(L.S.)

MARLENE YADIRA CÓRDOVA

Refrendado
La Ministra del Poder Popular para
la Educación,
(L.S.)

MARYANN DEL CARMEN HANSON FLORES

Refrendado
La Ministra del Poder Popular para
la Salud,
(L.S.)

EUGENIA SADER CASTELLANOS

Refrendado
La Ministra del Poder Popular para
el Trabajo y Seguridad Social,
(L.S.)

MARÍA CRISTINA IGLESIAS

Refrendado
El Ministro del Poder Popular para
Transporte Terrestre,
(L.S.)

JUAN DE JESÚS GARCÍA TOUSSANTT

Refrendado
La Ministra del Poder Popular para
Transporte Acuático y Aéreo,
(L.S.)

ELSA ILIANA GUTIÉRREZ GRAFFE

Refrendado
El Ministro del Poder Popular para
Vivienda y Hábitat,
(L.S.)

RICARDO ANTONIO MOLINA PEÑALOZA

Refrendado
El Ministro del Poder Popular
de Petróleo y Minería,
(L.S.)

RAFAEL DARÍO RAMÍREZ CARREÑO

Refrendado
El Ministro del Poder Popular para
el Ambiente,
(L.S.)

ALEJANDRO HITCHER MARVALDI

Refrendado
El Ministro del Poder Popular
para Ciencia y Tecnología,
(L.S.)

JOSÉ ALBERTO ARREAZA MONSERRAT

Refrendado
El Ministro del Poder Popular para
la Comunicación y la Información,
(L.S.)

ANDRÉS GUILLERMO IZARRA GARCÍA

Refrendado
La Ministra del Poder Popular para
las Comunas y Protección Social,
(L.S.)

ISIS OCHOA CAÑIZÁLEZ

Refrendado
El Ministro del Poder Popular para
la Alimentación,
(L.S.)

CARLOS OSORIO ZAMBRANO

Refrendado
El Ministro del Poder Popular para
la Cultura,
(L.S.)

PEDRO CALZADILLA

Refrendado
El Ministro del Poder Popular para
el Deporte,
(L.S.)

HÉCTOR RODRÍGUEZ CASTRO

Refrendado
La Ministra del Poder Popular para
los Pueblos Indígenas,
(L.S.)

NICIA MALDONADO MALDONADO

Refrendado
La Ministra del Poder Popular
para la Mujer y la Igualdad de Género,
(L.S.)

NANCY PÉREZ SIERRA

Refrendado
El Ministro del Poder Popular
para Energía Eléctrica,
(L.S.)

ALÍ RODRÍGUEZ ARAQUE

Refrendado
La Ministra del Poder Popular
para la Juventud,
(L.S.)

MARÍA PILAR HERNÁNDEZ DOMÍNGUEZ

Refrendado
La Ministra del Poder Popular
para el Servicio Penitenciario,
(L.S.)

MARÍA IRIS VARELA RANGEL

Refrendado
El Ministro de Estado para
la Banca Pública,
(L.S.)

RODOLFO CLEMENTE MARCO TORRES

Refrendado
El Ministro de Estado para
la Transformación Revolucionaria
de la Gran Caracas,
(L.S.)

FRANCISCO DE ASÍS SESTO NOVAS

GACETA OFICIAL
DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

DEPÓSITO LEGAL ppo 187207DF1

AÑO CXXXIX – MES III Número 6.065 Extraordinario

Caracas, lunes 19 de diciembre de 2011

Esquina de Urapal, edificio Dimase, La Candelaria
Caracas - Venezuela
Tarifa sujeta a publicación de fecha 14 de noviembre de 2003
en la Gaceta Oficial 37.817
http://www.minci.gob.ve / http://imprenta.gotdns.org

TÍTULO II

PRESUPUESTOS DE INGRESOS, GASTOS Y OPERACIONES DE FINANCIAMIENTO DE LA REPÚBLICA

CAPÍTULO I

Presupuesto de Ingresos y Fuentes de Financiamiento de la República

Artículo 42. La estimación de los Ingresos y Fuentes de Financiamiento de la República para el Ejercicio Fiscal 2012, asciende a la cantidad de **DOSCIENTOS NOVENTA Y SIETE MIL OCHOCIENTOS TREINTA Y SEIS MILLONES SETECIENTOS DIECISIETE MIL NOVECIENTOS OCHENTA Y DOS BOLÍVARES (Bs. 297.836.717.982).**

CONCEPTO	BOLÍVARES
A. INGRESOS CORRIENTES	**233.064.934.120**
A.1. INGRESOS CORRIENTES ORDINARIOS	**233.064.934.120**
1. PETROLEROS	**67.813.120.000**
1.1. INGRESOS TRIBUTARIOS	**8.500.000.000**
IMPUESTOS DIRECTOS	**8.500.000.000**
– Impuesto a empresas de hidrocarburos públicas - Petróleos de Venezuela, S.A. Casa Matriz y otras filiales (Pdvsa)	8.500.000.000
1.2. INGRESOS NO TRIBUTARIOS	**59.313.120.000**
– Ingresos del dominio petrolero	**53.313.120.000**
Regalías	47.573.120.000
Impuesto superficial de hidrocarburos	534.000.000
Impuesto de Extracción	4.990.000.000
Impuesto de registro de exportación	216.000.000
– Utilidades, rentas y dividendos	**6.000.000.000**
Utilidades de acciones y participaciones de capital de entes descentralizados con fines empresariales petroleros - Dividendos de Petróleos de Venezuela, S.A. (Pdvsa)	6.000.000.000

2. NO PETROLEROS	**165.251.814.120**
2.1. INGRESOS TRIBUTARIOS	**162.399.703.112**
IMPUESTOS DIRECTOS	**43.230.004.893**
– Impuesto sobre la renta a personas jurídicas	**33.343.869.798**
Impuesto sobre la renta a otras personas jurídicas	33.285.974.148
Reparos administrativos a otras personas jurídicas	57.895.650
– Impuesto sobre la renta a personas naturales	**9.578.849.302**
Impuesto sobre la renta a personas naturales	9.578.839.712
Reparos administrativos por impuesto sobre la renta a personas naturales	9.590
– Impuesto sobre herencias, legados y regalos	**307.285.793**
Impuestos sobre sucesiones, donaciones y demás ramos conexos	301.485.987
Reparos administrativos a impuesto sobre sucesiones, donaciones y demás ramos conexos	5.799.806
IMPUESTOS INDIRECTOS	**119.169.698.219**
– Impuestos de importación	**12.139.731.542**
Impuesto de importación ordinario	12.137.383.151
Impuesto de importación de bultos postales	2.348.391
– Impuestos sobre la producción, el consumo y transacciones financieras	**106.645.346.837**
Impuesto al valor agregado (neto)	87.160.300.940
Impuesto sobre licores	3.635.788.577
Impuesto sobre cigarrillos	8.873.916.058
Impuesto al consumo propio de gasolina	564.676
Impuesto al consumo general a la gasolina	1.150.939.645
Impuesto al consumo propio de otros derivados del petróleo	197.040.330
Impuesto al consumo general de otros derivados del petróleo	2.878.314.512
Impuesto sobre telecomunicaciones	2.748.482.099
– Impuestos a las actividades de juegos de envite o azar	**384.619.840**
Impuesto sobre casinos y salas de bingo	384.619.840
2.2. INGRESOS NO TRIBUTARIOS	**1.939.493.688**
– Ingresos por Tasas	**1.560.351.980**
*** Servicios de aduana**	**812.216.114**
Servicios de aduana	433.008.534
Habilitación de aduanas	4.784.776

Derechos de almacenaje	1.116.749
Corretaje de bultos postales	335.719.506
Servicios de consulta sobre clasificación arancelaria, valoración aduanera y análisis de laboratorio	37.586.549
* **Servicio de telecomunicaciones**	**57.251.711**
* **Bandas de garantía, cápsulas y sellos**	**85.962.036**
* **Timbres fiscales**	**283.819.541**
* **Servicios sociales y administrativos**	**321.102.578**
– **Ingresos del dominio minero**	**379.141.708**
* Hierro	158.664.702
* Otros minerales	220.477.006
2.3. INGRESOS DE LA PROPIEDAD	**1.968.545**
– **Utilidades, dividendos, alquileres y otros ingresos de la propiedad**	**1.968.545**
* Alquileres	1.968.545
2.4. OTROS INGRESOS	**910.648.775**
– **Diversos Ingresos**	**142.954.210**
* Multas por varios ramos	103.003.836
* Intereses moratorios	39.826.489
* Reparos fiscales	123.885
– **Otros ingresos ordinarios**	**767.694.565**
B. FUENTES DE FINANCIAMIENTO	**64.771.783.862**
B.1. DISMINUCIÓN DE OTROS ACTIVOS FINANCIEROS	**244.734.453**
– Disminución de deudas de cuentadantes por rendir de fondos en avance a corto plazo (Reintegros)	244.734.453
B.2. INCREMENTO DE PASIVOS	**64.527.049.409**
1. LEY ESPECIAL DE ENDEUDAMIENTO ANUAL 2012	**64.527.049.409**
– **Financiamiento de proyectos por endeudamiento**	**18.707.000.000**
Ministerio del Poder Popular para la Defensa	**8.600.000.000**
Inversión Militar de la Fuerza Armada Nacional Bolivariana	8.600.000.000
Ministerio del Poder Popular para el Ambiente	**1.662.254.686**
Agua Potable y Saneamiento en Zonas Urbanas y Rurales	81.710.323

Obras de Regulación y Trasvase, Desarrollo Agrícola del Valle de Quíbor y Conservación de la Cuenca del Río Yacambú	409.431.264
Manejo Sustentable de los Recursos Naturales en la Cuenca del Río Caroní	16.125.000
Proyecto Nacional de Gestión y Conservación Ambiental	110.765.863
Racionalización de los consumos de Agua Potable y Saneamiento en Zonas Urbanas y Rurales	54.748.000
Fortalecimiento de Capacidades Nacionales para el Manejo y Disposición Final de los Residuos y Desechos Sólidos	286.205.263
Atención Acueductos Rurales y Poblaciones Menores, Fase II	41.707.774
Rehabilitación y Optimización de las Plantas Mayores de Potabilización de Agua en Venezuela	103.200.000
Saneamiento y Desarrollo Integral de la Cuenca Del Río Tuy	554.061.199
Optimización de la Gestión de la Calidad del Agua en Poblaciones Mayores a Cinco Mil Habitantes	4.300.000
Ministerio del Poder Popular para la Agricultura y Tierras	**22.336.556**
Desarrollo Sostenible para las Zonas Semiáridas de los Estados Lara y Falcón, segunda fase (PROSALAFA II)	22.336.556
Ministerio del Poder Popular del Despacho de la Presidencia	**257.167.898**
Fortalecimiento del Instituto Nacional de Estadística (INE) como ente rector del Sistema Estadístico Nacional (SEN)	57.020.821
Segunda Fase del Programa de Apoyo al Centro de Acción Social por la Música	180.000.000
Complejo de Acción Social por la Música Simón Bolívar	20.147.077
Ministerio del Poder Popular para las Industrias Básicas y Minería	**2.765.494.761**
Diseño, Construcción y Operación de un Complejo Siderúrgico	2.765.494.761
Ministerio del Poder Popular para la Salud	**7.219.766**
Apoyo a las Poblaciones Warao del Delta del Orinoco	7.219.766
Ministerio del Poder Popular para la Energía Eléctrica	**4.214.506.927**
Central Hidroeléctrica Tocoma	995.061.895
Fortalecimiento y Desarrollo Institucional de CORPOELEC	285.090.000
Construcción de Subestaciones Encapsuladas en SF6 en la Zona Urbana de Maracaibo	259.600.364
Rehabilitación de las Unidades 1 a 6 de la Casa de Máquinas 1 de la Central Hidroeléctrica	812.344.314

Simón Bolivar (Guri)	
Planta Termozulia III	1.862.410.354
Ministerio del Poder Popular para Transporte y Comunicaciones	**1.178.019.406**
Línea 5. Tramo Plaza Venezuela - Miranda II	185.975.073
Inversiones Operativas	17.695.864
Rehabilitación de la Línea I Metro de Caracas	204.990.856
Línea 2. El Tambor - San Antonio de los Altos (Obras Civiles)	490.722.160
Línea 2, El Tambor-San Antonio de los Altos Sistema Metro Los Teques (Equipamiento)	173.897.594
Construcción de la Línea 2 del Metro de Valencia	104.737.859
– Financiamiento del Servicio de la Deuda	**25.820.049.409**
– Financiamiento para Gestión fiscal	**20.000.000.000**
TOTAL INGRESOS Y FUENTES DE FINANCIAMIENTO	**297.836.717.982**

CAPÍTULO II

Presupuesto de Gastos y Aplicaciones Financieras de la República

Artículo 43.- Acuérdense los créditos presupuestarios por la cantidad de **DOSCIENTOS NOVENTA Y SIETE MIL OCHOCIENTOS TREINTA Y SEIS MILLONES SETECIENTOS DIECISIETE MIL NOVECIENTOS OCHENTA Y DOS BOLÍVARES (Bs. 297.836.717.982).**, asignándose a gastos corrientes, gastos de capital y aplicaciones financieras el límite máximo para gastar y cuya distribución interna de carácter informativo, son los montos siguientes:

	CONCEPTO	BOLÍVARES
A.	**GASTOS CORRIENTES**	**232.667.466.939**
A.1.	GASTOS DE CONSUMO	78.988.944.933
A.2.	GASTOS DE LA PROPIEDAD	42.920.501.949
A.3.	TRANSFERENCIAS Y DONACIONES CORRIENTES	108.420.499.098
A.4.	RECTIFICACIONES AL PRESUPUESTO	2.330.649.341
A.5.	OTROS GASTOS CORRIENTES	6.871.618
B.	**GASTOS DE CAPITAL E INVERSIONES FINANCIERAS**	**54.299.311.603**
B.1.	INVERSIÓN DIRECTA	1.743.086.042
B.2.	TRANSFERENCIAS Y DONACIONES DE CAPITAL	52.229.887.956
B.3.	APORTES EN ACCIONES Y PARTICIPACIÓN DE CAPITAL	326.337.605
C.	**APLICACIONES FINANCIERAS**	**10.869.939.440**
C.1.	AMORTIZACIÓN DE LA DEUDA	10.351.960.459
C.2.	DISMINUCIÓN DE PASIVOS FINANCIEROS	517.978.981

Artículo 44. Acuérdese el monto total de los créditos presupuestarios para cada Órgano de la República y para las rectificaciones al presupuesto de gastos, de acuerdo con la distribución siguiente:

ÓRGANOS		BOLÍVARES
01	Asamblea Nacional	1.063.665.591
02	Contraloría General de la República	351.083.561
03	Consejo Nacional Electoral	2.191.540.129
06	Ministerio del Poder Popular para Relaciones Exteriores	1.404.812.621
08	Ministerio del Poder Popular para la Defensa	21.299.025.105
10	Ministerio del Poder Popular para la Educación	33.159.337.814
13	Ministerio del Poder Popular para el Trabajo y Seguridad Social	19.318.402.039
17	Ministerio del Poder Popular para el Ambiente	2.903.094.577
21	Tribunal Supremo de Justicia	6.518.799.689
23	Ministerio Público	1.752.499.229
25	Procuraduría General de la República	115.860.168
26	Ministerio del Poder Popular para Relaciones Interiores y Justicia	51.273.865.152
32	Defensoría del Pueblo	144.892.784
33	Vicepresidencia de la República	1.091.034.894
34	Ministerio del Poder Popular para la Agricultura y Tierras	2.933.646.251
35	Ministerio del Poder Popular para la Educación Universitaria	14.754.515.245
36	Ministerio del Poder Popular para la Comunicación y la Información	764.181.495
37	Ministerio del Poder Popular del Despacho de la Presidencia	4.551.430.129
38	Consejo Moral Republicano	5.322.724
39	Superintendencia Nacional de Auditoría Interna	26.529.226
41	Ministerio del Poder Popular para la Alimentación	4.051.607.533
43	Ministerio del Poder Popular para las Industrias Básicas y Minería	2.910.063.392
44	Ministerio del Poder Popular para el Turismo	158.034.862
45	Ministerio del Poder Popular para la Energía y Petróleo	371.169.182
46	Ministerio del Poder Popular para la Cultura	1.214.501.116
50	Ministerio del Poder Popular para el Deporte	1.294.654.504
52	Ministerio del Poder Popular Para los Pueblos Indígenas	187.018.084
53	Ministerio del Poder Popular para el Comercio	302.269.567
54	Ministerio del Poder Popular para la Salud	19.451.516.006
56	Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias	2.500.312.048
57	Ministerio del Poder Popular para las Comunas y Protección Social	3.213.345.024
58	Ministerio del Poder Popular para la Mujer y la Igualdad de Género	394.641.047
59	Ministerio del Poder Popular para la Energía Eléctrica	7.195.137.772
60	Ministerio del Poder Popular de Planificación y Finanzas	60.419.158.928
61	Ministerio del Poder Popular para Transporte y Comunicaciones	5.418.112.521
62	Ministerio del Poder Popular para Vivienda y Hábitat	2.648.954.033
63	Consejo Federal de Gobierno	15.996.116.638
64	Ministerio del Poder Popular para la Juventud	658.743.334
65	Ministerio del Poder Popular para el Servicio Penitenciario	1.497.174.627
	Rectificaciones al Presupuesto	2.330.649.341
	TOTAL PRESUPUESTO DE GASTOS	**297.836.717.982**

01

Asamblea Nacional

ASAMBLEA NACIONAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Asamblea Nacional tendrá la obligación de estimular y mejorar la relación Poder Legislativo – Pueblo Soberano, a fin de fortalecer y profundizar los cambios estructurales y estratégicos que demanda la Nación en el proceso de construcción del socialismo, tanto en materia legislativa como de control sobre el Gobierno y la Administración Pública; así como, desarrollar la concepción Pueblo Legislador para satisfacer las esperanzas, expectativas y necesidades de igualdad, libertad, tolerancia, respeto a la diversidad, a la heterogeneidad y a la justicia social.

Para atender y lograr los objetivos trazados por la institución y vincular los mismos con las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013 (Proyecto Simón Bolívar), la Asamblea Nacional orientará los Créditos Presupuestarios asignados por el Ejecutivo Nacional, a financiar la Política del Gasto, a través de:

- ✓ Sancionar y Promulgar el marco legal que amerita el Estado Venezolano impulsado por la Participación Popular, así como promover, elaborar y evaluar proyectos de acuerdos y resoluciones.
- ✓ Desarrollar mecanismos que permitan evaluar la Gestión Pública de manera concertada entre el Poder Legislativo, el Poder Ejecutivo y el pueblo beneficiario de las Políticas Públicas.
- ✓ Consolidar la condición del Pueblo Legislador, a través de una mayor articulación entre el Pueblo Soberano y la Asamblea Nacional, mediante la creación de canales de comunicación e información veraz, directa y oportuna.
- ✓ Transformar la Asamblea Nacional en Asamblea Popular.
- ✓ Fortalecer los principios de Integración y Solidaridad Internacional como principios fundamentales de las relaciones entre naciones.
- ✓ Preservar y divulgar el Patrimonio Histórico y Cultural.
- ✓ Mantener la Plataforma Tecnológica, mediante la asesoría y la asistencia técnica adecuada, para lograr el uso racional, eficiente y eficaz de un sistema de información y telecomunicaciones.
- ✓ Garantizar el funcionamiento y operatividad de la Infraestructura de la Asamblea Nacional.
- ✓ Producir y difundir programación televisiva y radial que reflejen el trabajo legislativo y la realidad, nacional e internacional.

Por último, las Políticas Presupuestarias mencionadas con anterioridad, están sujetas a la aplicación de criterios de uso eficiente, austeridad, manejo y custodia de los recursos y bienes públicos.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad						
N.E.	Ppto.			Fem.	Masc.	Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
114.562	010043000	Gestión del Parlamento Amazónico	Informe / Evento			19	1.883.161			1.883.161
114.544	010044000	Gestión del Parlamento Latinoamericano	Informe / Evento			483	30.759.455			30.759.455
114.559	010045000	Gestión del Parlamento Indígena	Informe / Evento			487	9.328.666			9.328.666
114.437	010046000	Gestión Parlamentaria	Informe / Evento			1.663	370.992.386			370.992.386
116.371	010047000	Protección Social	Informe			1.224	23.561.552			23.561.552
114.492	010048000	Rehabilitación y Acondicionamiento de la Infraestructura de la Asamblea Nacional	Actividad			27	127.509.910			127.509.910
116.372	010049000	Fortalecer la Plataforma Tecnológica y las Redes de Información de la Asamblea Nacional.	Actividad			9	24.693.820			24.693.820
	019999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			142.450.700	142.450.700			142.450.700
						TOTAL	731.179.650			731.179.650

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
010001000	Dirección y Coordinación de los Gastos de los Trabajadores	128.522.971			128.522.971
010002000	Gestión Administrativa	35.208.614			35.208.614
010003000	Previsión y Protección Social	167.600.756			167.600.756
010007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	1.153.600			1.153.600
	TOTAL	332.485.941			332.485.941

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**1.376**	**1.336**	**12**	**2.724**	**113.871.568**		**113.871.568**
Altos Funcionarios y de Elección Popular	28	149		177	6.532.122		6.532.122
Alto Nivel y de Dirección	230	261	4	495	28.380.736		28.380.736
Profesional y Técnico	508	232		740	35.636.754		35.636.754
Personal Administrativo	352	159	8	519	20.102.364		20.102.364
Obrero	258	535		793	23.219.592		23.219.592
Personal Contratado	**229**	**265**	**1**	**495**	**16.954.595**		**16.954.595**
Directivo	4	3		7	164.356		164.356
Profesional y Técnico	121	114		235	9.146.562		9.146.562
Personal Administrativo	76	51	1	128	4.891.666		4.891.666
Obrero	28	97		125	2.752.011		2.752.011
TOTAL	**1.605**	**1.601**	**13**	**3.219**	**130.826.163**		**130.826.163**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**207**	**88**	**295**	**50.695.155**
Empleados	207	88	295	50.695.155
Jubilados	**546**	**469**	**1.015**	**116.905.601**
Empleados	546	469	1.015	116.905.601
TOTAL	**753**	**557**	**1.310**	**167.600.756**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	546.414.536			546.414.536
4.02	Materiales, suministros y mercancías	70.427.517			70.427.517
4.03	Servicios no personales	82.183.863			82.183.863
4.04	Activos reales	44.801.230			44.801.230
4.07	Transferencias y donaciones	316.379.269			316.379.269
4.11	Disminución de pasivos	3.459.176			3.459.176
	TOTAL	**1.063.665.591**			**1.063.665.591**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	142.450.700			142.450.700
4.07.01.00.00	Transferencias y donaciones corrientes internas	142.450.700			142.450.700
4.07.01.03.00	Transferencias corrientes internas al sector público	142.450.700			142.450.700
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	142.450.700			142.450.700
	- A0234 Fundación Cardiovascular de la Asamblea Nacional	6.226.548			6.226.548
	- A0238 Instituto de Previsión Social de los Parlamentarios	82.955.839			82.955.839
	- A0420 Fundación Televisora de la Asamblea Nacional (ANTV)	49.177.901			49.177.901
	- A1603 Fundación Radio de la Asamblea Nacional (A.N. RADIO)	4.090.412			4.090.412

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	822.000			822.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	822.000			822.000
4.07.02.01.00	Transferencias corrientes al exterior	822.000			822.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	822.000			822.000
	- I0199 Parlamento Amazónico Internacional	350.000			350.000
	- I0211 Unión Interparlamentaria Mundial	300.000			300.000
	- I0242 Parlamento Latinoamericano Internacional	172.000			172.000

PROYECTO: COD. N.E: 114562 COD. PPTO: 010043000 Gestión del Parlamento Amazónico

UNIDAD DE MEDIDA: Informe / Evento

CANTIDAD: Fem.(0) Mas.(0) Total(19)

ASIGNACIÓN PRESUPUESTARIA: 1.883.161

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover la participación de instancias internacionales y nacionales a fin de que generen posición a favor de la preservación de las etnias Indígenas y el medio ambiente en el Amazonas.

OBJETIVOS ESPECÍFICOS: Ejecutar acciones de integración con entes parlamentarios, organismos nacionales e internacionales relacionadas con el Amazonas.

RESULTADO: Acuerdos nacionales e internacionales en defensa de la Región Amazónica, así como la integración de los países de la zona en lo económico, social, cultural y ambiental, a través de la ejecución de planes estratégicos, foros y eventos que cuenten con la participación de los diferentes actores sociales.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	854.856					854.856
4.02	Materiales, suministros y mercancías	237.658					237.658
4.03	Servicios no personales	418.115					418.115
4.04	Activos reales	12.532					12.532
4.07	Transferencias y donaciones	360.000					360.000
	TOTAL	**1.883.161**					**1.883.161**

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	350.000					350.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	350.000					350.000
4.07.02.01.00	Transferencias corrientes al exterior	350.000					350.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	350.000					350.000
	- I0199 Parlamento Amazonico Internacional	350.000					350.000

PROYECTO:	COD. N.E: 114544 COD. PPTO: 010044000 Gestión del Parlamento Latinoamericano
UNIDAD DE MEDIDA:	Informe / Evento
CANTIDAD:	Fem.(0) Mas.(0) Total(483)
ASIGNACIÓN PRESUPUESTARIA:	30.759.455
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Consolidar la unificación de América Latina como propósito común de los países de la región, para elevar el bienestar económico, social y ambiental, así como, el progreso cultural, científico y tecnológico de sus pueblos.
OBJETIVOS ESPECÍFICOS:	Promover la integración de las naciones latinoamericanas y caribeñas, impulsando iniciativas nacionales e internacionales, para el fortalecimiento del Parlamento Latinoamericano como órgano integracionista.
RESULTADO:	Integración, fortalecimiento y desarrollo de América Latina y el Caribe, en materias de interés político, económico, social, cultural y ecológico, a través de instrumentos legislativos dirigidos a alcanzar la equidad e igualdad en la región.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	23.191.015					23.191.015
4.02	Materiales, suministros y mercancías	1.851.232					1.851.232
4.03	Servicios no personales	4.696.840					4.696.840
4.04	Activos reales	532.520					532.520
4.07	Transferencias y donaciones	247.348					247.348
4.11	Disminución de pasivos	240.500					240.500
	TOTAL	**30.759.455**					**30.759.455**

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	172.000					172.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	172.000					172.000
4.07.02.01.00	Transferencias corrientes al exterior	172.000					172.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	172.000					172.000
	- I0242 Parlamento Latinoamericano Internacional	172.000					172.000

PROYECTO: COD. N.E: 114559 COD. PPTO: 010045000 Gestión del Parlamento Indígena

UNIDAD DE MEDIDA: Informe / Evento

CANTIDAD: Fem.(0) Mas.(0) Total(487)

ASIGNACIÓN PRESUPUESTARIA: 9.328.666

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Coadyuvar al fortalecimiento de la nueva estructura del Estado y sus instituciones, vinculadas a los pueblos indígenas en el marco de una sociedad multiétnica y pluricultural, consagrada en la Constitución de la Republica Bolivariana de Venezuela.

OBJETIVOS ESPECÍFICOS: Ejecutar acciones parlamentarias que permitan fortalecer el marco jurídico que beneficie a las comunidades y pueblos indígenas del país.

RESULTADO: Desarrollar a las comunidades indígenas en pro de mejorar su calidad de vida; así como de mantener, conservar y difundir sus tradiciones culturales, mediante la generación de un marco legislativo.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	5.323.470					5.323.470
4.02	Materiales, suministros y mercancías	1.140.000					1.140.000
4.03	Servicios no personales	1.977.192					1.977.192
4.04	Activos reales	588.000					588.000
4.07	Transferencias y donaciones	50.000					50.000
4.11	Disminución de pasivos	250.004					250.004
	TOTAL	**9.328.666**					**9.328.666**

PROYECTO: COD. N.E: 114437 COD. PPTO: 010046000 Gestión Parlamentaria

UNIDAD DE MEDIDA: Informe / Evento

CANTIDAD: Fem.(0) Mas.(0) Total(1.663)

ASIGNACIÓN PRESUPUESTARIA: 370.992.386

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Proporcionar a la República Bolivariana de Venezuela una estructura jurídica acorde con las realidades sociales, políticas, económicas y culturales del país, de modo que beneficie a la nación y sus habitantes.

OBJETIVOS ESPECÍFICOS: Formular Proyectos de Leyes, ejercer el Control sobre el Gobierno y la Administración Pública Nacional, y transformar la práctica legislativa en una práctica que permita al pueblo soberano ser un actor fundamental y protagónico en lo referente al debate político, social, cultura y económico.

RESULTADO: Formular proyectos de leyes, ejercer el Control sobre el Gobierno y la Administración Pública Nacional, así como, profundizar la relación entre el Pueblo Soberano y la Asamblea Nacional, para lograr la combinación entre la democracia, la participación y el protagonismo de estos actores, en la consolidación de la igualdad y la justicia social.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	304.502.268					304.502.268
4.02	Materiales, suministros y mercancías	26.744.309					26.744.309
4.03	Servicios no personales	34.382.553					34.382.553
4.04	Activos reales	5.063.256					5.063.256
4.07	Transferencias y donaciones	300.000					300.000
	TOTAL	**370.992.386**					**370.992.386**

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	300.000					300.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	300.000					300.000
4.07.02.01.00	Transferencias corrientes al exterior	300.000					300.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	300.000					300.000
	- I0211 Unión Interparlamentaria Mundial	300.000					300.000

PROYECTO: COD. N.E: 116371 COD. PPTO: 010047000 Protección Social

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(1.224)

ASIGNACIÓN PRESUPUESTARIA: 23.561.552

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Brindar servicios sociales y desarrollo de programas de educación, salud, nutrición, asistencia Legal, recreación, entre otros, que garanticen el bienestar de los niños y niñas de la Comunidad de la Asamblea Nacional, así como atender comunidades y público con necesidades.

OBJETIVOS ESPECÍFICOS: Proveer a los niños y niñas de experiencias significativas que enriquezcan su vida y faciliten el desarrollo pleno de sus potencialidades, en las diversas áreas de su personalidad, así como también controlar, supervisar y dotar los servicios de educación inicial y maternal, a fin de garantizar servicios de cuidado, educación, salud, alimentación, atención legal y recreación, de igual forma atender al ciudadano/ ciudadana y comunidades.

RESULTADO: Garantizar la atención y formación de los niños en etapa maternal y de educación inicial, a través de programas integrales de aprendizaje, salud, alimentación, recreación entre otros, así como, atender ciudadanos/ciudadanas y comunidades que requieran asistencia para cubrir necesidades emergentes.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	16.301.451					16.301.451
4.02	Materiales, suministros y mercancías	3.457.884					3.457.884
4.03	Servicios no personales	571.185					571.185
4.04	Activos reales	231.032					231.032
4.07	Transferencias y donaciones	3.000.000					3.000.000
	TOTAL	**23.561.552**					**23.561.552**

PROYECTO: COD. N.E: 114492 COD. PPTO: 010048000 Rehabilitación y Acondicionamiento de la Infraestructura de la Asamblea Nacional

UNIDAD DE MEDIDA: Actividad

CANTIDAD: Fem.(0) Mas.(0) Total(27)

ASIGNACIÓN PRESUPUESTARIA: 127.509.910

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Brindar a los ciudadanos y ciudadanas, una infraestructura moderna y adecuada para fomentar un espacio participativo, donde se debata la actividad parlamentaria.

OBJETIVOS ESPECÍFICOS: Garantizar el funcionamiento adecuado de las instalaciones; así como preservar el patrimonio cultural de la Asamblea Nacional.

RESULTADO: Mantener el Palacio Federal Legislativo y conservar el edificio Simón Bolívar, sus espacios y colecciones de arte y mobiliario, conservados, preservados y salvaguardados para su trascendencia a generaciones futuras, así como Espacios físicos de la Asamblea Nacional remodelados y acondicionados.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	52.080.557					52.080.557
4.02	Materiales, suministros y mercancías	23.301.953					23.301.953
4.03	Servicios no personales	22.313.741					22.313.741
4.04	Activos reales	29.813.659					29.813.659
	TOTAL	**127.509.910**					**127.509.910**

PROYECTO: COD. N.E: 116372 COD. PPTO: 010049000 Fortalecer la Plataforma Tecnológica y las Redes de Información de la Asamblea Nacional.

UNIDAD DE MEDIDA: Actividad

CANTIDAD: Fem.(0) Mas.(0) Total(9)

ASIGNACIÓN PRESUPUESTARIA: 24.693.820

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Garantizar una estructura física y tecnológica adecuada, para brindar a todos los usuarios y Parlamentarios de la Asamblea Nacional una estructura Moderna y de esa forma ofrecer calidad de servicios informáticos.

OBJETIVOS ESPECÍFICOS: Implementar la infraestructura tecnológica y física adecuada, que permita dar apoyo a la Gestión de los Procesos Legislativos y Administrativos de la Asamblea Nacional.

RESULTADO: Para finales del 2012 se pretende tener un centro de datos actualizados, con servidores aptos y en buenas condiciones que permitan realizar las diversas virtualizaciones y la administración del ancho de Banda de navegación, buen desempeño de los sistemas que actualmente se tienen y los pendientes por adquirir para brindar mayores beneficios de los Parlamentarios, Personal de la Institución y Público en General.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	15.816.771					15.816.771
4.02	Materiales, suministros y mercancías	299.978					299.978
4.03	Servicios no personales	1.755.312					1.755.312
4.04	Activos reales	6.821.759					6.821.759
	TOTAL	**24.693.820**					**24.693.820**

PROYECTO: COD. PPTO: 019999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(142.450.700)

ASIGNACIÓN PRESUPUESTARIA: 142.450.700

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Construir un sector público al servicio del ciudadano que conduzca a la transformación de la sociedad.

OBJETIVOS ESPECÍFICOS: Elevar los niveles de equidad, eficacia, eficiencia y calidad de la acción pública.

RESULTADO: 142.450.700

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	142.450.700					142.450.700
	TOTAL	**142.450.700**					**142.450.700**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	142.450.700					142.450.700
4.07.01.00.00	Transferencias y donaciones corrientes internas	142.450.700					142.450.700
4.07.01.03.00	Transferencias corrientes internas al sector público	142.450.700					142.450.700
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	142.450.700					142.450.700
	- A0234 Fundación Cardiovascular de la Asamblea Nacional	6.226.548					6.226.548
	- A0238 Instituto de Previsión Social de los Parlamentarios	82.955.839					82.955.839
	- A0420 Fundación Televisora de la Asamblea Nacional (ANTV)	49.177.901					49.177.901
	- A1603 Fundación Radio de la Asamblea Nacional (A.N. RADIO)	4.090.412					4.090.412

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	128.344.148					128.344.148
4.03	Servicios no personales	178.823					178.823
	TOTAL	128.522.971					128.522.971

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	12.444.503					12.444.503
4.03	Servicios no personales	15.686.502					15.686.502
4.04	Activos reales	1.738.472					1.738.472
4.07	Transferencias y donaciones	2.370.465					2.370.465
4.11	Disminución de pasivos	2.968.672					2.968.672
	TOTAL	35.208.614					35.208.614

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	167.600.756					167.600.756
	TOTAL	**167.600.756**					**167.600.756**

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	950.000					950.000
4.03	Servicios no personales	203.600					203.600
	TOTAL	**1.153.600**					**1.153.600**

02

Contraloría General de la República

CONTRALORÍA GENERAL DE LA REPÚBLICA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Contraloría General de la República en apegó a la misión encomendada por el legislador de controlar, vigilar y fiscalizar los ingresos, gastos y bienes del Estado Venezolano, lo cual implica velar por la buena gestión en todos los ámbitos de la Administración, así como del correcto uso del patrimonio público, durante el año 2012 continuará ejerciendo sus labores en el campo del control fiscal a través de la ejecución de un importante número de actuaciones en el contexto de la Auditoría de Estado y aquellas tendentes a combatir la corrupción, entre ellas, las referidas a la determinación de responsabilidades por actos hechos u omisiones que afecten el patrimonio público, la aplicación de sanciones; la atención de las denuncias de particulares y planteamientos y solicitudes de los órganos del Poder Público. Asimismo continuará con el desarrollo del cuerpo normativo y técnico requerido para el fortalecimiento del Sistema Nacional de Control Fiscal previsto en la Constitución y en consonancia con los lineamientos estratégicos, reimpulsar la participación ciudadana en el control de la gestión pública.

Las acciones en referencia demandan mayor fortalecimiento institucional, es decir exige contar con el personal necesario para acometer las actuaciones y actividades en beneficio de la colectividad y de la buena marcha de la administración pública, a los cuales se les debe garantizar competitividad laboral y capacitación técnica. Asimismo para la gestión contralora es fundamental destinar recursos para la actualización y optimización de la plataforma tecnológica y la ampliación y mejora de las instalaciones de la institución.

El Presupuesto de Gastos para el año 2012 del Organismo Contralor, formulado con base a los criterios de austeridad y pulcritud en el manejo de los recursos públicos que caracterizan a nuestra institución, asciende a Bs. 351.083.561, de los cuales Bs. 119.493.162 (34,03%) se destinan al pago de previsión y protección social del personal jubilado y pensionado que ha sido acreedor de ese derecho a lo largo de 73 años de vida institucional que acumula la organización.

El monto y la distribución de los recursos se corresponden con necesidades reales para mantener la operatividad de esta institución y para honrar nuestro compromiso con los ciudadanos, dado que sobre ellos descansa el poder soberano de control y para quienes esta Contraloría tiene la misión de ser el instrumento técnico en el ejercicio de su derecho a fiscalizar la correcta administración de los recursos patrimoniales de la nación, así como con las instituciones del Estado Social de Derecho y de Justicia.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
116.124	020023000	Procedimientos Especiales	Actuación			2.120	8.061.240			8.061.240
116.116	020024000	Asesoría y Apoyo	Asesoría			1.712	19.485.645			19.485.645
116.110	020025000	Control Fiscal	Actuación			477	43.142.667			43.142.667
	029999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			70.990.027	70.990.027			70.990.027
						TOTAL	141.679.579			141.679.579

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
020001000	Dirección y Coordinación de los Gastos de los Trabajadores	54.300.356			54.300.356
020002000	Gestión Administrativa	35.610.464			35.610.464
020003000	Previsión y Protección Social	119.493.162			119.493.162
	TOTAL	209.403.982			209.403.982

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**348**	**309**		**657**	**35.063.397**	**4.759.320**	**39.822.717**
Altos Funcionarios y de Elección Popular	1			1	222.944		222.944
Alto Nivel y de Dirección		1		1	185.786		185.786
Profesional y Técnico	271	153		424	27.204.730	3.210.144	30.414.874
Personal Administrativo	69	105		174	5.876.845	1.392.840	7.269.685
Obrero	7	50		57	1.573.092	156.336	1.729.428
Personal Fijo a Tiempo Parcial	**2**			**2**	**25.000**		**25.000**
Personal Administrativo	2			2	25.000		25.000
Personal Contratado	**17**	**3**		**20**	**633.576**		**633.576**
Personal Administrativo	17	3		20	633.576		633.576
TOTAL	**367**	**312**		**679**	**35.721.973**	**4.759.320**	**40.481.293**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	216	52	**268**	**10.280.244**
Empleados	216	52	268	10.280.244
Jubilados	876	621	**1.497**	**109.212.918**
Empleados	876	621	1.497	109.212.918
TOTAL	**1.092**	**673**	**1.765**	**119.493.162**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	114.679.471			114.679.471
4.02	Materiales, suministros y mercancías	7.868.550			7.868.550
4.03	Servicios no personales	26.191.019			26.191.019
4.04	Activos reales	10.731.332			10.731.332
4.07	Transferencias y donaciones	190.613.189			190.613.189
4.11	Disminución de pasivos	1.000.000			1.000.000
	TOTAL	**351.083.561**			**351.083.561**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	70.990.027			70.990.027
4.07.01.00.00	Transferencias y donaciones corrientes internas	70.990.027			70.990.027
4.07.01.03.00	Transferencias corrientes internas al sector público	70.990.027			70.990.027
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	70.990.027			70.990.027
	- A0398 Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)	11.315.667			11.315.667
	- A0416 Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON)	59.674.360			59.674.360

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	40.000			40.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	40.000			40.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	40.000			40.000
4.07.01.01.73	Subsidios a instituciones benéficas privadas	30.000			30.000
	- S0312 Cruz Roja de Venezuela	10.000			10.000
	- S0756 Hospital San Juan de Dios.	10.000			10.000
	- S0926 Sociedad Anticancerosa de Venezuela	10.000			10.000
4.07.01.01.76	Subsidios a entidades religiosas	10.000			10.000
	- S1897 Asociación Civil Red de Casas Don Bosco	10.000			10.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	90.000			90.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	90.000			90.000
4.07.02.01.00	Transferencias corrientes al exterior	90.000			90.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	90.000			90.000
	- I0115 Organización Latinoamericana del Caribe de Entidades Fiscalizadoras Superiores (OLACEFS)	60.000			60.000
	- I0116 Organización Internacional de Entidades Fiscalizadoras Superiores (INTOSAI)	30.000			30.000

PROYECTO: COD. N.E: 116124 COD. PPTO: 020023000 Procedimientos Especiales

UNIDAD DE MEDIDA: Actuación

CANTIDAD: Fem.(0) Mas.(0) Total(2.120)

ASIGNACIÓN PRESUPUESTARIA: 8.061.240

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Contribuir con el fortalecimiento de la vigilancia fiscalización y control de la administración pública, su eficacia eficiencia y transparencia, sancionando hechos, acciones u omisiones que sean indicios de manejo indebido de los recursos públicos

OBJETIVOS ESPECÍFICOS: Incrementar la cantidad y calidad de nuestras acciones fiscales. Contribuir con el mejoramiento continuo de la eficacia, efectividad y transparencia de la administración pública. Mejorar la proporción de actuaciones fiscales efectivas, derivadas de actuaciones de control

RESULTADO: Sanciones fiscales eficientes oportunas y ejemplarizantes.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	7.433.640					7.433.640
4.02	Materiales, suministros y mercancías	349.100					349.100
4.03	Servicios no personales	278.500					278.500
	TOTAL	**8.061.240**					**8.061.240**

PROYECTO: COD. N.E: 116116 COD. PPTO: 020024000 Asesoría y Apoyo

UNIDAD DE MEDIDA: Asesoría

CANTIDAD: Fem.(0) Mas.(0) Total(1.712)

ASIGNACIÓN PRESUPUESTARIA: 19.485.645

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Fortalecer el papel de la CGR como órgano rector del Sistema Nacional de Control Fiscal, prestando un servicio de calidad a través de asesorías y apoyo en los aspectos jurídicos y técnicos relacionados con el Control Fiscal

OBJETIVOS ESPECÍFICOS: Prestar asistencia de calidad en los aspectos técnicos del control fiscal. Prestar asistencia de calidad en los aspectos jurídicos del control fiscal.

RESULTADO: Normas, consultas, asesorías e instrumentos técnicos y jurídicos, orientados a estandarizar y fortalecer el ejercicio del control en el Sistema Nacional de Control Fiscal

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	16.383.255					16.383.255
4.02	Materiales, suministros y mercancías	779.990					779.990
4.03	Servicios no personales	1.914.400					1.914.400
4.04	Activos reales	408.000					408.000
	TOTAL	19.485.645					19.485.645

PROYECTO: COD. N.E: 116110 COD. PPTO: 020025000 Control Fiscal

UNIDAD DE MEDIDA: Actuación

CANTIDAD: Fem.(0) Mas.(0) Total(477)

ASIGNACIÓN PRESUPUESTARIA: 43.142.667

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Contribuir con el fortalecimiento de la vigilancia, fiscalización y control de la administración pública, su eficacia, eficiencia y transparencia, detectando hechos, acciones u omisiones que sean indicios de manejo indebido de recursos públicos.

OBJETIVOS ESPECÍFICOS: Lograr con nuestras actuaciones de control realizadas en atención a las denuncias recibidas, a la planificación anual de control sobre los sectores sociales y productivos del país y a los resultados de ejercicios anteriores; el mejoramiento continuo de la administración pública para conseguir una mayor eficacia, eficiencia y transparencia en la función del Estado

RESULTADO: Observaciones y recomendaciones orientadas a mejorar significativamente en el corto y mediano plazo los resultados operativos de los entes en los cuales se realicen las actuaciones, contribuyendo así a mejorar la situación de las áreas estratégicas seleccionadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	38.794.667					38.794.667
4.02	Materiales, suministros y mercancías	1.448.400					1.448.400
4.03	Servicios no personales	2.899.600					2.899.600
	TOTAL	**43.142.667**					**43.142.667**

PROYECTO: COD. PPTO: 029999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(70.990.027)

ASIGNACIÓN PRESUPUESTARIA: 70.990.027

DIRECTRIZ ESTRATÉGICA: No Aplica

OBJETIVO ESTRATÉGICO: NO DEFINIDO

OBJETIVOS ESPECÍFICOS: NO DEFINIDO

RESULTADO: 70.990.027

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	70.990.027					70.990.027
	TOTAL	**70.990.027**					**70.990.027**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	70.990.027					70.990.027
4.07.01.00.00	Transferencias y donaciones corrientes internas	70.990.027					70.990.027
4.07.01.03.00	Transferencias corrientes internas al sector público	70.990.027					70.990.027
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	70.990.027					70.990.027
	- A0398 Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)	11.315.667					11.315.667
	- A0416 Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON)	59.674.360					59.674.360

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	52.067.909					52.067.909
4.03	Servicios no personales	2.232.447					2.232.447
	TOTAL	**54.300.356**					**54.300.356**

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	5.291.060					5.291.060
4.03	Servicios no personales	18.866.072					18.866.072
4.04	Activos reales	10.323.332					10.323.332
4.07	Transferencias y donaciones	130.000					130.000
4.11	Disminución de pasivos	1.000.000					1.000.000
	TOTAL	35.610.464					35.610.464

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	40.000					40.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	40.000					40.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	40.000					40.000
4.07.01.01.73	Subsidios a instituciones benéficas privadas	30.000					30.000
	- S0312 Cruz Roja de Venezuela	10.000					10.000
	- S0756 Hospital San Juan de Dios.	10.000					10.000
	- S0926 Sociedad Anticancerosa de Venezuela	10.000					10.000
4.07.01.01.76	Subsidios a entidades religiosas	10.000					10.000
	- S1897 Asociación Civil Red de Casas Don Bosco	10.000					10.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	90.000					90.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	90.000					90.000
4.07.02.01.00	Transferencias corrientes al exterior	90.000					90.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	90.000					90.000
	- I0115 Organización Latinoamericana del Caribe de Entidades Fiscalizadoras Superiores (OLACEFS)	60.000					60.000
	- I0116 Organización Internacional de Entidades Fiscalizadoras Superiores (INTOSAI)	30.000					30.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	119.493.162					119.493.162
	TOTAL	**119.493.162**					**119.493.162**

03

Consejo Nacional Electoral

CONSEJO NACIONAL ELECTORAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Consejo Nacional Electoral, en su carácter rector del Poder Electoral venezolano, ha diseñado una serie de proyectos y actividades para el ejercicio económico financiero 2012, con miras a consolidar su accionar en las áreas medulares de competencia establecidas en la Constitución de la República Bolivariana de Venezuela. Los eventos Elecciones Presidenciales y Elecciones Regionales están llamados a ser los espacios cívicos de participación política más importantes del año 2012. Desde su creación, el Poder Electoral ha brindado a las ciudadanas y ciudadanos sólidas herramientas que han permitido instrumentar un proceso de fortalecimiento continuo tanto del sistema electoral como de la democracia misma. Los eventos convocados para el año en referencia, marcarán la pauta para el desarrollo de comicios 100% automatizados, confiables, seguros, accesibles y plurales.

El proceso de transferencia del Registro Civil venezolano al Consejo Nacional Electoral será otra de las actividades más destacadas durante el ejercicio económico 2012. Con la premisa de brindar un servicio ininterrumpido y de alta calidad, la transferencia de competencias irá generando un sistema automatizado de gestión de la data contenida en los libros de registro, optimizando la administración del mismo, con la consecuente prestación de un servicio tecnificado, oportuno e incluyente. Nuestro Registro Civil será, en el mediano plazo, uno de los más avanzados del planeta.

En su rol de promotor de la participación de las ciudadanas y ciudadanos en los asuntos públicos, el Poder Electoral continuará potenciando la creación de políticas que permitan generar espacios de encuentro para el intercambio de ideas y propuestas, todo con el objeto de fortalecer nuestra democracia y soberanía.

Para el año 2012, el Consejo Nacional Electoral presenta 7 proyectos institucionales que operacionalizan su objeto, alcance y competencias, formulados con estricto apego a los principios y garantías constitucionales descritas para este Poder Público Nacional. Los mismos son: elecciones y/o consultas 2012, sistema nacional de gerencia y administración del registro civil año 2012, inscripción y actualización del registro electoral año 2012, plan de fiscalización de la propaganda electoral año 2012, fortalecimiento de la supervisión de identificación y auditorías del registro civil a nivel nacional para el año 2012, actualización de la plataforma tecnológica de gremios y sindicatos, y difusión de mensajes publicitarios e institucionales en medios de comunicación.

Somos y seremos la fuente creadora de los poderes públicos mediante el sufragio, garantes de participación y ciudadanía. Nos debemos a las mujeres y hombres de Venezuela, quienes cada vez más se acercan, participan y hacen democracia.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2012
114.303	030071000	Actualización de la Plataforma Tecnológica de Gestión de Gremios y Sindicatos.	Actividad de Difusión y Fortalecimiento Realizada			6	3.190.825			3.190.825
114.291	030072000	Inscripción y Actualización del Registro Electoral Año 2012.	Centro de Actualización			580	62.733.959			62.733.959
114.213	030073000	Sistema Nacional de Gerencia y Administración del Registro Civil Año 2012.	Sistema			1	58.000.000			58.000.000
114.196	030074000	Plan de Fiscalización de la Propaganda Electoral año 2012.	Plan			2	2.111.343			2.111.343
114.142	030075000	Difusión de mensajes publicitarios e institucionales en medios de comunicación.	Mensaje Transmitido			3.208	54.736.512			54.736.512
116.425	030076000	Elecciones y/o Consultas 2012.	Elección			2	100.000.000			100.000.000
114.313	030077000	Fortalecimiento de la Supervisión de Identificación y Auditorías del Registro Civil a Nivel Nacional para el Año 2012.	Informe			12	13.809.101			13.809.101
						TOTAL	**294.581.740**			**294.581.740**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2012
030001000	Dirección y Coordinación de los Gastos de los Trabajadores	1.160.710.689			1.160.710.689
030002000	Gestión Administrativa	407.504.650			407.504.650
030003000	Previsión y Protección Social	328.743.050			328.743.050
	TOTAL	**1.896.958.389**			**1.896.958.389**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**1.244**	**1.637**	**519**	**3.400**	**232.302.120**	**46.460.424**	**278.762.544**
Altos Funcionarios y de Elección Popular	4	4		8	1.644.944		1.644.944
Profesional y Técnico	907	908	496	2.311	166.303.303	33.260.661	199.563.964
Personal Administrativo	230	501		731	52.572.873	10.843.563	63.416.436
Obrero	103	224	23	350	11.781.000	2.356.200	14.137.200
Personal Contratado	**131**	**164**	**3.365**	**3.660**	**117.144.240**		**117.144.240**
Profesional y Técnico	102	85	3.286	3.473	107.521.277		107.521.277
Personal Administrativo	19	68		87	6.256.963		6.256.963
Obrero	10	11	79	100	3.366.000		3.366.000
TOTAL	**1.375**	**1.801**	**3.884**	**7.060**	**349.446.360**	**46.460.424**	**395.906.784**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	269	83	**352**	**35.155.554**
Altos Funcionarios y de Elección Popular	10		10	2.887.161
Empleados	259	83	342	32.268.393
Jubilados	804	1.247	**2.051**	**293.587.496**
Altos Funcionarios y de Elección Popular	2	19	21	8.618.486
Empleados	802	1.228	2.030	284.969.010
TOTAL	**1.073**	**1.330**	**2.403**	**328.743.050**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.278.940.039			1.278.940.039
4.02	Materiales, suministros y mercancías	64.400.225			64.400.225
4.03	Servicios no personales	490.819.129			490.819.129
4.04	Activos reales	27.949.563			27.949.563
4.07	Transferencias y donaciones	329.431.173			329.431.173
	TOTAL	**2.191.540.129**			**2.191.540.129**

PROYECTO: COD. N.E: 114303 COD. PPTO: 030071000 Actualización de la Plataforma Tecnológica de Gestión de Gremios y Sindicatos.

UNIDAD DE MEDIDA: Actividad de Difusión y Fortalecimiento Realizada

CANTIDAD: Fem.(0) Mas.(0) Total(6)

ASIGNACIÓN PRESUPUESTARIA: 3.190.825

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Optimizar los procesos que contribuyen y garantizan el ejercicio democrático de ciudadanía y derechos políticos.

OBJETIVOS ESPECÍFICOS: Consolidar la participación de los afiliados y afiliadas a las organizaciones sindicales y de los agremiados y agremiadas en sus procesos electorales, garantizando información oportuna y transparente sobre sus procesos y así, fortalecer la función rectora del Consejo Nacional Electoral.

RESULTADO: Atención especializada a las organizaciones sindicales y gremiales, socialización de la información de los trabajadores, trabajadoras y profesionales, agremiados y agremiadas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.954.700					2.954.700
4.02	Materiales, suministros y mercancías	23.930					23.930
4.03	Servicios no personales	195.680					195.680
4.04	Activos reales	16.515					16.515
	TOTAL	**3.190.825**					**3.190.825**

PROYECTO:	COD. N.E: 114291 COD. PPTO: 030072000 Inscripción y Actualización del Registro Electoral Año 2012.
UNIDAD DE MEDIDA:	Centro de Actualización
CANTIDAD:	Fem.(0) Mas.(0) Total(580)
ASIGNACIÓN PRESUPUESTARIA:	62.733.959
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Optimizar los procesos que contribuyen y garantizan el ejercicio democrático de ciudadanía y derechos políticos.
OBJETIVOS ESPECÍFICOS:	Implantar los mecanismos necesarios para la inscripción, actualización y depuración de las electoras y electores en el Registro Electoral.
RESULTADO:	Centros de inscripción y actualización para la inscripción, actualización y depuración de la data de las electoras y electores en el Registro Electoral.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	31.715.227					31.715.227
4.02	Materiales, suministros y mercancías	6.542.625					6.542.625
4.03	Servicios no personales	24.295.639					24.295.639
4.04	Activos reales	180.468					180.468
	TOTAL	**62.733.959**					**62.733.959**

PROYECTO: COD. N.E: 114213 COD. PPTO: 030073000 Sistema Nacional de Gerencia y Administración del Registro Civil Año 2012.

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 58.000.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Optimizar los procesos que contribuyen y garantizan el ejercicio democrático de ciudadanía y derechos políticos.

OBJETIVOS ESPECÍFICOS: Consolidar el Sistema Nacional de Gerencia y Administración del Registro Civil, a través de la centralización de la información, formación, organización, funcionamiento, supervisión y control de este servicio público esencial, para garantizar a las personas el derecho constitucional a ser inscritos en el Registro Civil, asegurando sus derechos de identidad biológica e identificación, haciendo efectiva así la existencia legal de todos y cada uno de los habitantes de la República.

RESULTADO: Un (1) sistema implantado.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	11.621.594					11.621.594
4.02	Materiales, suministros y mercancías	21.287.030					21.287.030
4.03	Servicios no personales	25.091.376					25.091.376
	TOTAL	**58.000.000**					**58.000.000**

PROYECTO: COD. N.E: 114196 COD. PPTO: 030074000 Plan de Fiscalización de la Propaganda Electoral año 2012.

UNIDAD DE MEDIDA: Plan

CANTIDAD: Fem.(0) Mas.(0) Total(2)

ASIGNACIÓN PRESUPUESTARIA: 2.111.343

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Fomentar el desarrollo de una cultura política ciudadana con criterio y sentido ético, sustentada en derechos y responsabilidades.

OBJETIVOS ESPECÍFICOS: Realizar el seguimiento sistemático a la propaganda electoral de las candidatas y candidatos, las organizaciones con fines políticos, los grupos de electoras y electores, comunidades u organizaciones indígenas y los medios de comunicación públicos y privados, durante la campaña electoral.

RESULTADO: Dos (2) planes de fiscalización ejecutado.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	888.000					888.000
4.02	Materiales, suministros y mercancías	842.487					842.487
4.03	Servicios no personales	380.856					380.856
	TOTAL	**2.111.343**					**2.111.343**

PROYECTO: COD. N.E: 114142 COD. PPTO: 030075000 Difusión de mensajes publicitarios e institucionales en medios de comunicación.

UNIDAD DE MEDIDA: Mensaje Transmitido

CANTIDAD: Fem.(0) Mas.(0) Total(3.208)

ASIGNACIÓN PRESUPUESTARIA: 54.736.512

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Fomentar el desarrollo de una cultura política ciudadana con criterio y sentido ético, sustentada en derechos y responsabilidades.

OBJETIVOS ESPECÍFICOS: Difundir mensajes relacionados a todos los ámbitos de competencias constitucionales y legales del Consejo Nacional Electoral, con particular énfasis en los procesos electorales previstos para el año 2012, y con la finalidad de coadyuvar en la consolidación y mejoramiento de la motivación expresada por los ciudadanos y ciudadanas, electores y electoras en el ejercicio directo de sus derechos políticos.

RESULTADO: Ejecución de campañas informativas para inscripción y actualización en el Registro Electoral, difusión del cumplimiento del cronograma electoral, explicar como votar, invitar a ejercer el voto.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	48.736.512					48.736.512
4.04	Activos reales	6.000.000					6.000.000
	TOTAL	**54.736.512**					**54.736.512**

PROYECTO: COD. N.E: 116425 COD. PPTO: 030076000 Elecciones y/o Consultas 2012.

UNIDAD DE MEDIDA: Elección

CANTIDAD: Fem.(0) Mas.(0) Total(2)

ASIGNACIÓN PRESUPUESTARIA: 100.000.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Fomentar el desarrollo de una cultura política ciudadana con criterio y sentido ético, sustentada en derechos y responsabilidades.

OBJETIVOS ESPECÍFICOS: Garantizar la celebración de procesos de participación cívica a nivel nacional, estadal y municipal, con altos niveles de eficacia y eficiencia, 100% automatizados y con un nivel de participación del 100% de las electoras y electores inscritos en el Registro Electoral.

RESULTADO: Realización de procesos comiciales correspondientes a: elección del Presidente o Presidenta de la República, elección de veintitrés (23) Gobernadores o Gobernadoras de estado, y doscientos treinta y tres (233) legisladores o legisladoras a los Consejos Legislativos estadales.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	87.737.933					87.737.933
4.02	Materiales, suministros y mercancías	1.669.980					1.669.980
4.03	Servicios no personales	10.581.437					10.581.437
4.04	Activos reales	10.650					10.650
	TOTAL	**100.000.000**					**100.000.000**

PROYECTO: COD. N.E: 114313 COD. PPTO: 030077000 Fortalecimiento de la Supervisión de Identificación y Auditorias del Registro Civil a Nivel Nacional para el Año 2012.

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(12)

ASIGNACIÓN PRESUPUESTARIA: 13.809.101

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Optimizar los procesos que contribuyen y garantizan el ejercicio democrático de ciudadanía y derechos políticos.

OBJETIVOS ESPECÍFICOS: Optimizar y consolidar los procesos de supervisión y fiscalización en materia de Identificación y de Auditoria en materia de Registro Civil.

RESULTADO: Sistema de Registro Civil e Identificación de ciudadanos y ciudadanas, confiable, moderno y transparente.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	12.285.280					12.285.280
4.02	Materiales, suministros y mercancías	654.893					654.893
4.03	Servicios no personales	868.928					868.928
	TOTAL	**13.809.101**					**13.809.101**

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.131.737.305					1.131.737.305
4.03	Servicios no personales	28.973.384					28.973.384
	TOTAL	**1.160.710.689**					**1.160.710.689**

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	33.379.280					33.379.280
4.03	Servicios no personales	351.695.317					351.695.317
4.04	Activos reales	21.741.930					21.741.930
4.07	Transferencias y donaciones	688.123					688.123
	TOTAL	407.504.650					407.504.650

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	328.743.050					328.743.050
	TOTAL	**328.743.050**					**328.743.050**

06

Ministerio del Poder Popular para Relaciones Exteriores

MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Con base en el artículo 236 de la Constitución de la República Bolivariana de Venezuela, es atribución del Presidente o Presidenta de la República, dirigir las relaciones y política exterior de la Nación, así como celebrar y ratificar los tratados, convenios o acuerdos internacionales. Corresponde al Ministerio del Poder Popular para Relaciones Exteriores, formular las políticas y ampliar o mejorar el régimen jurídico, relativo a las relaciones del Estado con otros Estados y personas, o instituciones jurídicas de derecho internacional, la representación diplomática y consular del Estado, los temas de Soberanía, Límites y Asuntos Fronterizos que incluyen la demarcación del territorio nacional, colaborar con otras instituciones del gobierno, responsables de las actividades políticas, económicas, culturales y sociales y de aquellas que, dentro de ese marco, considere de forma más puntual, por ejemplo: territoriales, derechos humanos, científica, tecnológica, entre otras.

A través del impulso certero del Presidente de la República, el apoyo de la Cancillería y los órganos y entes de la Administración Pública, la República Bolivariana de Venezuela ha tenido un avance importante en su posicionamiento en la geopolítica internacional, logros que se han tejido a causa de la formulación y puesta en práctica de políticas y estrategias bien definidas y orientadas que han permitido, fundamentalmente, el fortalecimiento de la soberanía nacional y la integración latinoamericana, promoción de nuevos paradigmas, que conlleven hacia un mundo pluripolar y el comienzo de la diversificación de las relaciones internacionales, que se constituyen en un punto importante de nuestra política exterior.

En tal sentido, se contextualiza que de acuerdo a nuestra realidad en materia de política exterior, se deben profundizar los esquemas que permitan una sistematización objetiva de las actuaciones, para lograr el eficiente desarrollo de las estrategias y así contribuir al quiebre definitivo de la ya afectada hegemonía unipolar; se comience a visualizar la justicia social, la solidaridad y las garantías de paz, el respeto de las libertades de pensamiento, religión y la autodeterminación de los pueblos.

En este marco, el Ministerio del Poder Popular para Relaciones Exteriores, aplicará para el ejercicio 2012, una Política Presupuestaria comprensible, factible y dinámica, cumpliendo con los criterios recomendados por los órganos rectores en materia de Planificación y Presupuesto, atendiendo las perspectivas de las variables que representen el equilibrio de ingresos y gastos en dicho ejercicio, considerando las limitaciones fiscales existentes; orientando la aplicación de los recursos disponibles con criterio de austeridad, maximizando la eficiencia en el gasto, de acuerdo con lo establecido en el Decreto N° 6.649, mediante el cual se dictó el Instructivo Presidencial para la Eliminación del Gasto Suntuario o Superfluo en el Sector Público Nacional.

<u>Directrices en Materia de Planificación</u>:

El Plan Operativo Anual Institucional (POAI) 2012, como expresión de la planificación operativa e instrumento de registros, permitirá concretar las líneas definidas en el Plan Estratégico del Ministerio del Poder Popular para Relaciones Exteriores, siguiendo las directrices y pautas metodológicas del Ministerio del Poder Popular de Planificación y Finanzas, referidas a la formulación de los proyectos estratégicos e institucionales, así como las acciones centralizadas que le sirven de apoyo.

Los proyectos formulados para el ejercicio fiscal 2012, parten del enfoque estratégico planteado en la Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013, Plan Simón Bolívar, Primer Plan Socialista, siendo la Nueva Geopolítica Internacional, donde el Ministerio desarrolla los elementos fundamentales de la gestión para el ejercicio 2012, basado en los objetivos estratégicos institucionales.

Para el logro de estos objetivos, las prioridades contenidas en el POAI y el Proyecto de Presupuesto 2012, hacen énfasis en el papel de la política exterior venezolana, equiparable a la política de seguridad y defensa del Estado, razón por la cual no puede ser infravalorada, ni tampoco presentarse como política no estructurante del desarrollo nacional, reduciendo su ejecución a la mera actuación protocolar.

En este sentido, se pretende contrarrestar diplomática e intensivamente, la presión internacional frente a la Revolución Bolivariana, lo que incluye el rescate de la capacidad instalada en el exterior (misiones diplomáticas, consulares, representaciones permanentes, Instituto Venezolano de Cooperación y Cultura –IVCC y centros culturales), estableciendo mancomunidades y redes de cooperación diplomática y consular, como mecanismo inédito para maximizar y financiar las oportunidades de negociación diplomática, compuestas por iniciativas inherentes a las áreas de cooperación e intercambio de alto valor estratégico y geopolítico; diseñando y consolidando a su vez, una base de datos a nivel de geopolítica, que garantice el flujo de información permanente y actualizada entre el MPPRE y las misiones en el exterior, promoviendo los instrumentos de integración como la Alianza Bolivariana para los Pueblos de Nuestra América (ALBA) y la Unión de Naciones Suramericanas (UNASUR), como una vía para frenar la ofensiva contra el orden impuesto por el imperio, e impulsar y fortalecer la diplomacia de los pueblos, a favor de movimientos sociales anti-hegemónicos.

Los objetivos estratégicos institucionales, se logran alcanzando los objetivos específicos de los proyectos, para disponer de las herramientas de productividad en la gestión, que incluya al personal idóneo, a fin de ejecutar la política exterior de Venezuela, coordinando las acciones que deben ejecutar sus misiones diplomáticas en el exterior; de manera muy especial, los planteamientos de las propuestas socialistas, que permitan fortalecer los mecanismos y entes de participación política, económica y social, a nivel internacional.

Conformación de los gastos destinados a los Proyectos Estratégicos

Para el año 2012, el Ministerio ejecutará un conjunto de proyectos estratégicos, cuyo objetivo principal es fortalecer la soberanía nacional, vigorizando y ampliando las alianzas orientadas a la conformación del bloque geopolítico regional y de un mundo multipolar, para lo cual se desarrollarán los proyectos siguientes:

PROYECTO: Ejecución de la Política Exterior de Venezuela a través de las Redes de Cooperación Diplomática (RECOD), el Diseño de Iniciativas Estratégicas por Continente y las Actuaciones Diplomáticas y Consulares de Representación.

Objetivo General:

Ejecutar la política exterior de Venezuela, a través de iniciativas estratégicas por continente y por Redes de Cooperación Diplomática (RECOD).

Objetivos Específicos:

- Constituir alianzas estratégicas de embajadas, consulados y representaciones permanentes de Venezuela en el exterior (Redes de Cooperación Diplomática – RECOD).
- Diseñar iniciativas estratégicas inherentes a cada misión e iniciativas estratégicas mancomunadas.
- Aplicar estrategias de negociación en bloque regional, para el logro de los objetivos de nuestra política exterior.
- Aplicar una estrategia integral entre los Planes Operativos Anuales de los Despachos de Viceministros con las Misiones Diplomáticas, Consulares y Permanentes en el Exterior.

- Construir una gestión administrativa y operativa eficiente en las Misiones Diplomáticas, Oficinas Consulares y Representaciones Permanentes en el Exterior.
- Impulsar la cooperación técnica y financiera, para ejecutar correctamente las grandes Misiones: Vivienda Venezuela, Trabajo y Agro Venezuela.

Resultado del Proyecto:

Fortalecimiento de la Política Exterior de la República Bolivariana de Venezuela, mediante la conformación de las Redes de Cooperación Diplomática (RECOD), logrando negociaciones del bloque regional y la ejecución de iniciativas estratégicas por continente, así como una eficiente ejecución de actuaciones diplomáticas, consulares y de representación permanente.

PROYECTO: Conformación de un Observatorio de Análisis para el Manejo del Sistema de Información Geopolítica y Geoestratégica de la Política Exterior Venezolana.

Objetivo General:

Conformar el observatorio de análisis para el manejo del Sistema de Información Geopolítica y Geoestratégica de la Política Exterior Venezolana.

Objetivos Específicos:

- Adecuar la infraestructura para la instalación del Observatorio Geoestratégico.
- Implementar un sistema de información geopolítico apoyado en una cartografía sistematizada.
- Articular con el nivel central, cada una de las misiones diplomáticas y oficinas consulares, a través de la transferencia de información estratégica.
- Diseñar geoestrategias y simulación de escenarios.
- Contribuir al desarrollo de una cultura institucional de generación sistematizada, análisis y uso de información estadística y cartográfica, de alto nivel estratégico.
- Capacitar al personal responsable del observatorio de análisis, para el manejo adecuado de los sistemas de información e instrumentos digitales que se instalen.

Resultado del Proyecto:

- Observatorio de análisis instalado y puesto en funcionamiento para el Manejo del Sistema de Información Geopolítica y Geoestratégica de la Política Exterior Venezolana.

PROYECTO: Intensificación y Adecuación de la Tercera Fase de Transformación Institucional del Ministerio.

Objetivo General:

Intensificar la tercera fase de transformación institucional del Ministerio, para optimizar la gestión administrativa.

Objetivos Específicos:

- Desarrollar un sistema que permita establecer la condición de las edificaciones, así como la instalación y adecuación del sistema de mantenimiento de informática.
- Implementar un sistema que tecnifique los criterios de demarcación territorial.
- Realizar remodelaciones mayores en las edificaciones en estado de deterioro notable.
- Ejecutar los objetivos del Ministerio, a través de un soporte informático y tecnológico actualizado.
- Elevar la eficiencia de los trabajadores del Ministerio, con la adquisición de bienes muebles necesarios para realizar los objetivos planteados.
- Transformar y actualizar los sistemas de comunicación institucional.
- Implementar la tramitación de pasaportes electrónicos en el exterior.
- Realizar auditorías de las cuentas de las Misiones acreditadas en el exterior.
- Adecuar la infraestructura física, sanitaria y comunicacional en los puestos fronterizos.

Resultados del Proyecto:

Infraestructuras rehabilitadas y en óptimas condiciones, así como los sistemas de apoyo administrativos, de control, información, seguridad y puestos fronterizos, para el desempeño eficiente del personal que ejecuta la política exterior venezolana.

PROYECTO: Aumento de la Eficiencia de la Gestión de la Política Exterior de Venezuela a Través de la Adquisición, Construcción, Reparación y Equipamiento de Edificaciones y Sedes.

Objetivo General:

Aumentar la eficiencia de gestión en la política exterior de Venezuela, a través de edificaciones y sedes en óptimo estado.

Objetivos Específicos:

- Crear una base de datos que permita establecer la condición de las edificaciones, así como la instalación y adecuación del sistema de mantenimiento de informática.
- Realizar remodelaciones mayores en las sedes diplomáticas y oficinas consulares en estado de deterioro notable.
- Optimizar las actividades de las misiones diplomáticas y oficinas consulares, a través de la adquisición o actualización de un soporte electrónico.
- Elevar la eficiencia de los trabajadores de las misiones diplomáticas y oficinas consulares, con la adquisición de bienes muebles, necesarios para concretar los objetivos planteados.
- Reducir gastos especulativos de cánones de arrendamiento, a través de un gasto único para adquirir o construir un bien propiedad del Estado.

Resultado del Proyecto:

Mantener una infraestructura en óptimas condiciones para el desempeño eficiente del personal que ejecuta la política exterior venezolana.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
115.499	060020000	Aumento de Eficiencia de Gestión en la Política Exterior de Venezuela a través de la Adquisición, Construcción, Reparación y Equipamiento de edificaciones y sedes	Instalación			140	3.150.000			3.150.000
115.440	060021000	Intensificación y Adecuación de la tercera fase de transformación institucional del Ministerio	Unidad Administradora Central Fortalecida			57	39.248.146			39.248.146
115.389	060022000	Conformación de un Observatorio de Análisis para el manejo del Sistema de Información Geopolítica y Geoestratégica de la Política Exterior Venezolana	Instalación			1	500.000			500.000
115.756	060023000	Ejecución de la Política Exterior de Venezuela a través de las Redes de Cooperación Diplomática (RECOD), el Diseño de Iniciativas Estratégicas por Continente y las Actuaciones Diplomáticas y Consulares de Representación.	Acción			5.680	708.921.472			708.921.472
	069999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Ciudadano Formado	733	734	1.467	5.730.000			5.730.000
						TOTAL	**757.549.618**			**757.549.618**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
060001000	Dirección y Coordinación de los Gastos de los Trabajadores	388.270.749			388.270.749
060002000	Gestión Administrativa	127.081.320			127.081.320
060003000	Previsión y Protección Social	131.910.934			131.910.934
	TOTAL	**647.263.003**			**647.263.003**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**1.189**	**983**		**2.172**	**75.862.769**	**8.514.844**	**84.377.613**
Alto Nivel y de Dirección	17	15		32	594.481		594.481
Profesional y Técnico	921	670		1.591	65.064.308	8.514.844	73.579.152
Administrativo	198	111		309	3.595.680		3.595.680
Obrero	53	187		240	6.608.300		6.608.300
Personal Contratado	**1.485**	**1.281**		**2.766**	**156.588.573**		**156.588.573**
Profesional y Técnico	1.229	865		2.094	146.617.913		146.617.913
Administrativo	256	210		466	9.486.360		9.486.360
Obrero		206		206	484.300		484.300
TOTAL	**2.674**	**2.264**		**4.938**	**232.451.342**	**8.514.844**	**240.966.186**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**130**	**86**	**216**	**15.873.490**
Empleado	130	86	216	15.873.490
Jubilados	**671**	**447**	**1.118**	**116.037.444**
Empleado	671	447	1.118	116.037.444
TOTAL	**801**	**533**	**1.334**	**131.910.934**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	811.526.228			811.526.228
4.02	Materiales, suministros y mercancías	59.521.810			59.521.810
4.03	Servicios no personales	338.421.301			338.421.301
4.04	Activos reales	29.599.027			29.599.027
4.06	Gastos de defensa y seguridad del estado	1.000.000			1.000.000
4.07	Transferencias y donaciones	150.550.477			150.550.477
4.11	Disminución de pasivos	14.193.778			14.193.778
	TOTAL	**1.404.812.621**			**1.404.812.621**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	5.730.000			5.730.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	5.730.000			5.730.000
4.07.01.03.00	Transferencias corrientes internas al sector público	5.730.000			5.730.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.730.000			5.730.000
	- A0170 Servicio Autónomo Instituto de Altos Estudios Diplomáticos Pedro Gual	5.730.000			5.730.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	8.000.000			8.000.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	8.000.000			8.000.000
4.07.02.01.00	Transferencias corrientes al exterior	8.000.000			8.000.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	8.000.000			8.000.000
	- I0077 Organización de las Naciones Unidas (O.N.U.)	4.000.000			4.000.000
	- I0082 Organización de los Estados Americanos (O.E.A.)	4.000.000			4.000.000

PROYECTO: COD. N.E: 115499 COD. PPTO: 060020000 Aumento de Eficiencia de Gestión en la Política Exterior de Venezuela a Través de la Adquisición, Construcción, Reparación y Equipamiento de Edificaciones y Sedes

UNIDAD DE MEDIDA: Instalación

CANTIDAD: Fem.(0) Mas.(0) Total(140)

ASIGNACIÓN PRESUPUESTARIA: 3.150.000

DIRECTRIZ ESTRATÉGICA: Avanzar Hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Fortalecer la política exterior de la República Bolivariana de Venezuela, optimizando la gestión participativa y administrativa de las misiones diplomáticas y consulares

OBJETIVOS ESPECÍFICOS: Aumentar la eficiencia de gestión en la política exterior de Venezuela, a través de edificaciones y sedes en óptimo estado.

RESULTADO: Infraestructura en óptimas condiciones para el desempeño eficiente del personal que ejecuta la política exterior venezolana.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	3.150.000					3.150.000
	TOTAL	**3.150.000**					**3.150.000**

PROYECTO: COD. N.E: 115440 COD. PPTO: 060021000 Intensificación y Adecuación de la Tercera Fase de Transformación Institucional del Ministerio

UNIDAD DE MEDIDA: Unidad Administradora Central Fortalecida

CANTIDAD: Fem.(0) Mas.(0) Total(57)

ASIGNACIÓN PRESUPUESTARIA: 39.248.146

DIRECTRIZ ESTRATÉGICA: Avanzar Hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Adecuar las instalaciones que se encuentran en un bajo nivel de operatividad a la reestructuración institucional, para aumentar la capacidad de respuesta administrativa y logística, necesaria para la consecución de la misión del Ministerio.

OBJETIVOS ESPECÍFICOS: Intensificar la tercera fase de transformación institucional del Ministerio, para optimizar la gestión administrativa.

RESULTADO: Mantener una infraestructura en óptimas condiciones, para el desempeño eficiente del personal que labora en el MPPRE.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.000.000					1.000.000
4.02	Materiales, suministros y mercancías	687.499					687.499
4.03	Servicios no personales	22.302.497					22.302.497
4.04	Activos reales	15.258.150					15.258.150
	TOTAL	**39.248.146**					**39.248.146**

PROYECTO: COD. N.E: 115389 COD. PPTO: 060022000 Conformación de un Observatorio de Análisis para el Manejo del Sistema de Información Geopolítica y Geoestratégica de la Política Exterior Venezolana

UNIDAD DE MEDIDA: Instalación

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 500.000

DIRECTRIZ ESTRATÉGICA: Avanzar Hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Fortalecer la política exterior de la República Bolivariana de Venezuela, optimizando la gestión participativa y administrativa de las misiones diplomáticas y consulares

OBJETIVOS ESPECÍFICOS: Conformar el observatorio de análisis para el manejo del Sistema de Información Geopolítica y Geoestratégica de la Política Exterior Venezolana

RESULTADO: El observatorio de información geopolítico y geoestratégico instalado.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	180.000					180.000
4.03	Servicios no personales	320.000					320.000
	TOTAL	**500.000**					**500.000**

PROYECTO: COD. N.E: 115756 COD. PPTO: 060023000 Ejecución de la Política Exterior de Venezuela a Través de las Redes de Cooperación Diplomática (RECOD), el Diseño de Iniciativas Estratégicas por Continente y las Actuaciones Diplomáticas y Consulares de Representación.

UNIDAD DE MEDIDA: Acción

CANTIDAD: Fem.(0) Mas.(0) Total(5.680)

ASIGNACIÓN PRESUPUESTARIA: 708.921.472

DIRECTRIZ ESTRATÉGICA: Avanzar Hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Fortalecer la política exterior de la República Bolivariana de Venezuela, optimizando la gestión participativa y administrativa de las misiones diplomáticas y consulares

OBJETIVOS ESPECÍFICOS: Implantar iniciativas estratégicas de las misiones diplomáticas, oficinas consulares y representaciones permanentes, articuladas entre sí y con los correspondientes Despachos de Viceministros, para hacer frente en forma mancomunada, a través de la negociación en bloque, a los intereses hegemónicos existentes.

RESULTADO: Fortalecimiento de la política exterior de la República Bolivariana de Venezuela, mediante la conformación de las Redes de Cooperación Diplomática (RECOD), la negociación en bloque regional y la ejecución de iniciativas estratégicas por continente.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	424.480.238					424.480.238
4.02	Materiales, suministros y mercancías	42.568.699					42.568.699
4.03	Servicios no personales	222.487.882					222.487.882
4.07	Transferencias y donaciones	11.384.653					11.384.653
4.11	Disminución de pasivos	8.000.000					8.000.000
	TOTAL	**708.921.472**					**708.921.472**

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	8.000.000					8.000.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	8.000.000					8.000.000
4.07.02.01.00	Transferencias corrientes al exterior	8.000.000					8.000.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	8.000.000					8.000.000
	- I0077 Organización de las Naciones Unidas (O.N.U.)	4.000.000					4.000.000
	- I0082 Organización de los Estados Americanos (O.E.A.)	4.000.000					4.000.000

PROYECTO:	COD. PPTO: 069999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	Ciudadano Formado
CANTIDAD:	Fem.(733) Mas.(734) Total(1.467)
ASIGNACIÓN PRESUPUESTARIA:	5.730.000
DIRECTRIZ ESTRATÉGICA:	Avanzar Hacia la Nueva Etapa en la Geopolítica Internacional
OBJETIVO ESTRATÉGICO:	Formación del diplomático bolivariano, de funcionarios y funcionarias de la Administración Pública y de las comunidades populares, en el marco de un proceso de enseñanza democrática, en el área de las relaciones internacionales y la política exterior del país.
OBJETIVOS ESPECÍFICOS:	Adiestrar y entrenar a los funcionarios y funcionarias de la Administración Pública, en los principios y lineamientos de la política exterior, dictados por el Ejecutivo Nacional.
RESULTADO:	1.467 ciudadanos formados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	5.730.000					5.730.000
	TOTAL	**5.730.000**					**5.730.000**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	5.730.000					5.730.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	5.730.000					5.730.000
4.07.01.03.00	Transferencias corrientes internas al sector público	5.730.000					5.730.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.730.000					5.730.000
	- A0170 Servicio Autónomo Instituto de Altos Estudios Diplomáticos Pedro Gual	5.730.000					5.730.000

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	385.865.990					385.865.990
4.03	Servicios no personales	2.404.759					2.404.759
	TOTAL	388.270.749					388.270.749

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	16.265.612					16.265.612
4.03	Servicios no personales	87.756.163					87.756.163
4.04	Activos reales	14.340.877					14.340.877
4.06	Gastos de defensa y seguridad del estado	1.000.000					1.000.000
4.07	Transferencias y donaciones	1.524.890					1.524.890
4.11	Disminución de pasivos	6.193.778					6.193.778
	TOTAL	**127.081.320**					**127.081.320**

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	131.910.934					131.910.934
	TOTAL	**131.910.934**					**131.910.934**

10

Ministerio del Poder Popular para la Educación

MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Ministerio del Poder Popular para la Educación es el órgano rector de la Administración Pública Nacional en materia de educación, que tiene atribuida mediante ley las siguientes competencias:

- La formulación, regulación, ejecución y seguimiento de las políticas educativas.
- La planificación y realización de las actividades del Ejecutivo Nacional en el sector de educación, que comprende la orientación, programación, desarrollo, promoción, supervisión, control y evaluación del Subsistema de Educación Básica en todos sus niveles y modalidades, tanto oficiales como privados a nivel nacional.
- La elaboración de los programas de estudio de educación inicial, escuelas bolivarianas de jornada completa y media jornada, liceos bolivarianos oficiales y privados y escuelas técnicas robinsonianas, así como los relativos a la educación de adultos, especial y la interculturalidad bilingüe.
- El fomento y promoción de los recursos para el proceso de enseñanza aprendizaje, la radiodifusión, la televisión educativa y los demás programas de bienestar, protección y desarrollo estudiantil que fueran necesarios, a coordinarse con los órganos y entes competentes.
- La elaboración de políticas tendentes al rescate de los valores fundamentales para la formación del ciudadano en la ética, derechos humanos, amor a la patria y a las virtudes cívicas, la responsabilidad social y el trabajo.

Asimismo, convalidar los títulos, diplomas y certificados oficiales, equivalencias de estudio y las reválidas de los certificados y títulos extranjeros; de igual manera le corresponde la elaboración de los planes y programas de orientación educativa y profesional, los programas de investigación y experimentación pedagógica, profesionalización y mejoramiento del personal docente, técnico y de servicios que conforman el Subsistema de Educación Básica.

Así, la misión del Ministerio del Poder Popular para la Educación se encuentra contenida dentro de un espectro socio-político que trasciende las fronteras de su propia actividad como organismo regulador de la política local y se nutre de las experiencias y proyectos cuya efectividad ha quedado demostrada en los campos de su competencia por diversos organismos nacionales e internacionales.

En este orden de ideas, resulta imperativo para este Despacho Ministerial desarrollar una política presupuestaria orientada a viabilizar los objetivos estratégicos establecidos en las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007 – 2013, plan septuenal que establece en una de sus siete directrices estratégicas, la Construcción de la Suprema Felicidad Social, el objetivo contundente de promover una ética, cultura y educación liberadoras y solidarias, mediante la definición de las siguientes políticas nacionales:

- Extender la cobertura de la matrícula escolar a toda la población sin exclusión.
- Garantizar la permanencia y prosecución en el sistema educativo.
- Fortalecer la educación ambiental, la identidad cultural, la promoción de la salud y la participación comunitaria.
- Ampliar la infraestructura y la dotación escolar y deportiva.
- Adecuar el sistema educativo al modelo productivo socialista.

- Fortalecer e incentivar la investigación en el proceso educativo.
- Incorporar las tecnologías de la información y la comunicación al proceso educativo.
- Desarrollar la educación intercultural bilingüe.
- Garantizar el acceso al conocimiento para expandir la educación universitaria con pertinencia.

A tales efectos, el Despacho de Educación, a través de los Despachos de los(as) Viceministros(as), Direcciones Generales y Entes Adscritos, ha considerado siete áreas estratégicas como marco orientador de la política presupuestaria institucional necesaria para lograr el desarrollo integral del Subsistema de Educación Básica y la superación de los desequilibrios sociales y culturales, generando oportunidades para el desarrollo humano, siendo estas áreas las siguientes:

- Consolidación del Diseño Curricular
- Infraestructura Educativa
- Supervisión y Formación del Personal Docente
- Recursos para el Aprendizaje
- Estadísticas Educativas
- Protección Social y Desarrollo Integral
- Nuevo Marco Institucional

Estas áreas estratégicas conforman la red permeable que da soporte a los proyectos, permitiendo a la vez la inclusión transversal y vinculada de las acciones a desarrollar para garantizar la calidad educativa y el incremento de matrícula de los distintos Niveles y Modalidades Educativas siguientes:

- Educación Inicial Bolivariana Maternal y Preescolar
- Educación Primaria Bolivariana 1° a 6° Grado
- Educación Secundaria Bolivariana: Liceos Bolivarianos (de 1° a 5° año) y Escuelas Técnicas Robinsonianas y Zamoranas (de 1° a 6° año).
- Educación Especial
- Educación para las Artes
- Educación Intercultural
- Educación Intercultural Bilingüe
- Educación de Jóvenes, Adultos y Adultas
- Educación en Fronteras
- Educación Rural

En este sentido, el reto del Ministerio en materia presupuestaria para el próximo ejercicio fiscal se concretó con la formulación del Plan Operativo Anual Institucional vinculado al Presupuesto Año 2012.

Para el ejercicio fiscal en cuestión, se contará con Cuarenta (40) proyectos tanto nuevos como de continuidad – Diez (10) del Ministerio y treinta (30) a ser ejecutados por los Entes Adscritos al MPPE – que orientarán la gestión educativa hacia el logro de la misión ministerial de "Promover en la Sociedad Venezolana, en concordancia con los lineamientos de la Nación y el Estado, un mayor nivel de desarrollo sociocultural mediante la formación integral de todos los ciudadanos, capaces de enfrentar la vida, de construir su propio destino, responsables con su núcleo familiar, solidarios socialmente con la comunidad, comprometidos con la patria y con la salvaguarda de los valores culturales de la Nación venezolana".

De los proyectos Formulados por los Entes Adscritos trece (13) pasarán a formar parte del Plan Operativo Anual Nacional año 2012 por ajustarse a los siguientes criterios emanados del Ministerio del Poder Popular de Planificación y Finanzas:

- Proyectos de alto impacto en la concreción de los resultados y metas previstas en el Plan de Desarrollo Económico y Social de la Nación 2007-2013
- Misiones Sociales
- Cumplimiento de los objetivos de Desarrollo del Milenio
- Seguridad y soberanía alimentaría
- Innovación tecnológica
- Proyectos enfocados a la producción estadística
- Proyectos destinados a promover la conciencia del deber social, mediante el trabajo comunitario o servicio voluntario de los trabajadores y trabajadoras

Para la concreción del Plan y garantizar así el funcionamiento del organismo y de sus entes adscritos y el cumplimiento de sus compromisos relativos a gastos de los trabajadores docentes, administrativos y obreros, gestión administrativa, previsión y protección social de los jubilados y pensionados, aportes constitucionales y legales, así como también para la implementación de los proyectos, se estima una inversión para el año 2012, por la cantidad de Treinta y Tres Mil Ciento Cincuenta y Nueve Millones Trescientos Treinta y Siete Mil Ochocientos Catorce Bolívares (Bs. 33.159.337.814,00), atendiendo a los lineamientos de los organismos rectores en materia de Planificación y Presupuesto de la Administración Pública, prosigue con la Formulación del Presupuesto por Proyectos, el cual permite optimizar la asignación y distribución de los recursos públicos a través de proyectos, estableciendo como criterios primordiales en la escogencia y revisión de los proyectos a ser ejecutados durante el 2012, los siguientes:

- Los mandatos que emanan de la Constitución de la República Bolivariana de Venezuela, en la cual se consagran los derechos educativos que son referencia ineludible para el diseño de políticas y para la planificación del sector.
- Los objetivos plasmados en las líneas del Plan de Desarrollo Económico y Social de la Nación 2007-2013, en especial los objetivos incluidos dentro del equilibrio social referidos al ámbito educativo.
- Las metas establecidas en la Declaración del Milenio de las Naciones Unidas año 2000, declaración de compromisos para mejorar el destino de la humanidad en el nuevo siglo.

La nueva Ley Orgánica de Educación (LOE) aprobada por la Asamblea Nacional, publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 5929 Extraordinario de fecha 15/08/2009, que establece en su artículo 3 como principios de la educación los siguientes:

- La democracia es participativa y protagónica.
- Es responsabilidad social.

- La igualdad entre todos los ciudadanos y ciudadanas sin discriminaciones de ninguna índole.
- La formación para la independencia.
- La libertad y la emancipación.
- La valoración y defensa de la soberanía.
- La formación en una cultura para la paz.
- La justicia social.
- El respeto a los derechos humanos.
- La práctica de la equidad y la inclusión.
- La sustentabilidad del desarrollo.
- El derecho a la igualdad de género.
- El fortalecimiento de la identidad nacional.
- La lealtad a la patria e integración latinoamericana y caribeña.

Así mismo, se consideran como valores fundamentales:

- El respeto a la vida.
- El amor y la fraternidad.
- La convivencia armónica en el marco de la solidaridad.
- La corresponsabilidad.
- La cooperación.
- La tolerancia y la valoración del bien común.
- La valoración social y ética del trabajo.
- El respeto a la diversidad propia de los diferentes grupos humanos.
- La educación es pública y social, obligatoria, gratuita, de calidad, de carácter laico, integral, permanente, con pertinencia social, creativa, artística, innovadora, crítica, pluricultural, multiétnica, intercultural y plurilingüe.

El Sistema Educativo, Organización y Modalidades

De acuerdo al Artículo 24 de la Ley Orgánica de Educación, el sistema educativo está conformado por Subsistemas, Niveles y Modalidades.

El artículo 25 de la citada Ley hace referencia a la organización del sistema educativo y en ese sentido se desagrega de la siguiente manera:

El Subsistema de Educación Básica está integrado por los Niveles siguientes: Educación Inicial, Educación Primaria y Educación Media.

El Nivel de Educación Inicial comprende: Las etapas de Maternal y Preescolar destinadas a la educación de niños y niñas con edades comprendidas entre 0 y 6 años.

El Nivel de Educación Primaria: comprende seis (6) años y conduce a la obtención del certificado de Educación Primaria.

El Nivel de Educación Media: comprende dos opciones: Educación Media General con duración de 5 años y Educación Media Técnica con duración de seis (6) años, de primero a sexto año.

El artículo 26 de la misma Ley señala que las Modalidades del Sistema Educativo son variantes educativas para la atención de las personas que por sus características y condiciones especificas de su desarrollo integral, cultural, étnico, lingüístico y otras, requieren adaptaciones curriculares de forma permanente o temporal con el fin de responder a las exigencias de los diferentes niveles educativos.

Las Modalidades son: Educación Especial, Educación de Jóvenes, Adultos y Adultas, Educación en Fronteras, Educación Rural, Educación para las Artes, Educación Intercultural y Educación Intercultural Bilingüe.

Unidades Ejecutoras del Ministerio del Poder Popular para la Educación

- **Despachos de los (as) Viceministros o Viceministras**

  Para el año 2012 la política presupuestaria en lo referente al funcionamiento de planteles, política educativa nacional del Subsistema de Educación Básica (Niveles Educativos y Modalidades Educativas), control de planteles privados, control de estudios, supervisión educativa, formación del personal docente, etc., se llevará adelante a través de los despachos de los viceministros o viceministras que se indican a continuación:

- **Despacho del Viceministro para la Articulación de la Educación Bolivariana**: es la instancia responsable de formular, ejecutar, instrumentar y supervisar el desarrollo de la política educativa nacional, mediante la ejecución de planes, programas y proyectos estructurados e integrados en los Niveles de Educación Inicial, Educación Primaria, Educación Media (Educación Secundaria Bolivariana) a los fines de garantizar el carácter social de la educación a toda la población venezolana.

  - **Educación Inicial**

    El nivel de Educación Inicial brinda atención educativa integral al niño y la niña entre cero (0) y seis (6) años de edad. Comprende las etapas de Maternal y Preescolar para su preparación y formación a fin de garantizar la continuidad pedagógica afectiva en el nivel de Educación Primaria Bolivariana. Se ofrece a través de:

- **Atención Educativa Convencional:** referida a la atención integral de los niños y niñas entre cero (0) y seis (6) años en los Centros de Educación Inicial oficiales y privados de media jornada y jornada completa existentes a nivel nacional.

  - **Centros de Educación Inicial "Simoncito":** son centros educativos para la atención integral de los niños/as en jornada completa comprende dos etapas de atención: Maternal y Preescolar. Dichos centros se constituyen en la propuesta de gestión educativa para la instrumentación y aplicación práctica de todos los aspectos y consideraciones concebidas en el currículo de Educación Inicial referidas a la atención de los procesos de desarrollo y aprendizaje de los niños y las niñas.

- Las aulas de atención maternal creadas en los Centros de Educación Inicial "Simoncito", garantizan atención a los niños/as desde los seis (6) meses hasta los tres (3) años, cuyas madres por ser de escasos recursos se ven en la necesidad de incorporarse al mercado laboral y no tienen quien cuide de sus hijos e hijas menores durante la jornada de trabajo. También son atendidos los niños y las niñas en situación de riesgo y vulnerabilidad social y educativa.
- Centro de Educación Inicial "Bolivariano": son centros educativos para la atención integral de los niños y niñas del nivel de Educación Preescolar en jornada completa, los cuales garantizan la atención en las áreas pedagógica, salud, alimentación, recreación y desarrollo físico /cultural.
- Centros de Educación Inicial tradicionales: son centros educativos de dependencia oficial o privada para atención de niños y niñas en edad preescolar en jornada de 5 horas o media jornada, de acuerdo a las consideraciones y orientaciones del currículo nacional de Educación Inicial.
- Atención Educativa no Convencional: referida a la atención integral de los niños y niñas entre cero (0) y tres (3) años de la etapa maternal mediante el desarrollo y ejecución de estrategias de formación, orientación, modelaje y organización, dirigidas a la familia y a la comunidad en general, a los fines de privilegiar a la familia como primera institución educativa del niño/a en sus competencias para abordar el proceso de aprendizaje y desarrollo de sus hijos/as menores. Asimismo, la atención educativa de los niños/as entre 3 y 6 años de edad que son atendidos por los centros convencionales debido a la falta de espacio o cupos en los mismos o porque las familias habiten en localidades distantes a los Centros Educativos existentes.

Objetivo General

Garantizar la incorporación, prosecución, permanencia y la formación integral de los niños y las niñas entre cero (0) y seis (6) años de edad, de las etapas de maternal y preescolar, concibiendo como un sujeto de derecho y ser social integrante de una familia y de una comunidad, que posee características personales, sociales, culturales y lingüísticas propias, que aprende en un proceso constructivo e integrado en lo afectivo, lo lúdico y la inteligencia, a fin de garantizar su desarrollo integral. Así mismo en cuanto a hábitos, habilidades, destrezas, actitudes y valores basados en la identidad local, regional y nacional, mediante el desarrollo de su potencial creativo y el pleno ejercicio de su personalidad en formación, atendiendo a la diversidad e interculturalidad.

Meta programada 2012-2013: Se estima atender a 1.126.907 alumnos y alumnas en los centros de dependencia nacional adscritos al MPPE, cifra que incluye 260.264 niños y niñas atendidos por SENIFA.

- **Educación Primaria**

La Educación Primaria (Escuelas Bolivarianas): es el Nivel que garantiza la formación de los niños y las niñas desde los seis (6) hasta los doce (12) años de edad aproximadamente, o hasta su ingreso al nivel de Educación Media.

Objetivo General

Brindar una educación integral de práctica pedagógica a niños y niñas, que promueva la internalización de sus aprendizajes y orientaciones para que los mismos tengan actitud reflexiva, crítica e independiente con elevado interés por la actividad científica, humanística y artística; con una conciencia que les permita comprender, confrontar y verificar su realidad para que sean cada vez más participativos, protagónicos y corresponsables de su actuación en la escuela, familia y comunidad.

Metas programada 2012-2013: Se estima atender una población escolar de 1.735.800 alumnos y alumnas.

- **Educación Media**

La Educación Media (Escuelas Bolivarianas): es el Nivel que centra su acción en la formación integral de los y las adolescentes y jóvenes entre once (11) y diecinueve (19) años de edad aproximadamente, a través de sus alternativas de estudio; el Liceo Bolivariano y la Escuela Técnica Robinsoniana y Zamorana.

El Liceo tiene como finalidad principal formar a los y las adolescentes con conciencia histórica e identidad venezolana, potencialidades y habilidades para el pensamiento crítico, cooperador, reflexivo y liberador, que le permita a través de la investigación, contribuir a la solución de problemas de la comunidad local, regional y nacional, de manera corresponsable y solidaria.

La Escuela Técnica Robinsoniana y Zamorana está dirigida a la población cuya vocación, actitud, intereses y necesidades estén orientadas a la formación para el trabajo productivo y liberador. Este proceso educativo responde al Plan de Desarrollo Nacional y se articula con el desarrollo endógeno, tecnológico y la producción de bienes y servicios, fomentando habilidades, destrezas, valores y virtudes en los(as) estudiantes; así como el pensamiento crítico, reflexivo, humanista, liberador y ecológico. Así mismo, está orientada a la formación de un ser humano integral, con conocimientos, habilidades y destrezas para resolver problemas inherentes a los procesos socio-productivos del país y a la vida práctica, con una actitud consciente de su necesidad de formación permanente y corresponsable hacia el ambiente, la salud y las transformaciones sociales, económicas, históricas, geográficas y ambientales.

Objetivo General

Garantizar la formación integral de los y las adolescentes y jóvenes, atendiendo a los fines y principios que inspiran a la República Bolivariana de Venezuela, dando continuidad a sus estudios primarios y permitiendo su incorporación al proceso productivo social; al mismo tiempo que los y las orienta para la prosecución de estudios universitarios.

Metas programadas para el año escolar 2012-2013: De acuerdo a lo estimado, se espera atender una población escolar de 1.576.625 alumnos y alumnas.

- **Despacho del Viceministro de Desarrollo para la Integración de la Educación Bolivariana: es la instancia responsable de formular, ejecutar,** instrumentar y supervisar el desarrollo de la política educativa nacional, mediante el diseño y supervisión de planes, programas y proyectos que garanticen la educación a los niños, niñas, adolescentes, jóvenes, adultos y adultas con necesidades educativas especiales, a fin de garantizar su inclusión e integración pedagógica al desarrollo comunitario, su participación en la sociedad y su permanencia en el Subsistema de Educación Básica, facilitándoles herramientas que permitan su inserción en el campo laboral; la educación de jóvenes, adultos y adultas mediante estrategias formales y no formales que garanticen la prosecución de sus estudios y la incorporación al proceso productivo social del país, incluyendo a las comunidades indígenas y afro descendientes para el fortalecimiento de un ser social integral, que mantenga su identidad étnica y cultural. Igualmente, atiende lo relativo a la educación física, la recreación, el deporte estudiantil y las actividades culturales, a los fines de promover la formación integral de los y las estudiantes de cada una de las modalidades educativas que integran el Subsistema de Educación Básica.

  - **Educación Especial**

La Educación Especial es la modalidad que garantiza la atención educativa integral de la población con necesidades educativas especiales desde las tempranas edades hasta la adultez, en planteles y servicios de Educación Especial y los integrados escolarmente en otros Niveles y Modalidades del Subsistema de Educación Básica.

Objetivo General

Formar y desarrollar de manera integral a las personas con necesidades educativas especiales, acorde con las exigencias de la República Bolivariana de Venezuela para su reinserción en el sistema educativo regular o en la vida laboral.

Metas programadas 2012-2013: Se espera atender una población escolar de 26.188 alumnos y alumnas de matrícula fija.

- **Educación para Jóvenes, Adultos y Adultas:** es la modalidad que atiende a las personas mayores de 18 años aproximadamente, no incorporadas al sistema educativo; comprendiendo las opciones de atención presencial, semi-presencial o por encuentros.

  Objetivo General

  Favorecer el desarrollo cultural, social y productivo de los jóvenes adultos y adultas, a través de la formación de conocimientos, científicos y tecnológicos, así como las habilidades, destrezas y valores que permitan interactuar con el medio, identificarse con su Nación, actuar con conciencia social y participar activa y organizativamente en la construcción de una sociedad acorde con los ideales y principios plasmados en la Constitución de la República Bolivariana de Venezuela.

  Metas programadas para el año escolar 2012-2013: Se espera atender una población escolar de 102.218 alumnos y alumnas.

- **Educación Intercultural:** es la modalidad que atiende la educación integral de los pueblos y comunidades indígenas y afro descendientes, valorando su idioma, cosmovisión, valores, saberes, conocimientos y mitologías entre otros, así como también su organización social, económica, política y jurídica, todo lo cual constituye patrimonio de la Nación, como fundamento de la interculturalidad en el Sistema Educativo Bolivariano y en el sentido pleno de la venezolanidad.

  Objetivo General

  Fortalecer e intensificar la educación propia e intercultural bilingüe de los pueblos indígenas y los afro descendientes, asumiendo la interculturalidad como eje de organización e integración de los saberes y formas de participación y convivencia.

- **Educación Física, la Cultura, el Deporte y la Recreación**

  Es la modalidad que atiende e impulsa el desarrollo de la educación física, la cultura, el deporte y la recreación de los niños, niñas, adolescentes, jóvenes, adultos y adultas del Subsistema de Educación Básica, como actividades fundamentales para la formación integral y el fomento de la cultura popular y las tradiciones; así como de las costumbres venezolanas, latinoamericanas y kariñas, en beneficio de la calidad de vida individual y colectiva de los ciudadanos y ciudadanas.

  Objetivo General

  Articular acciones con las direcciones generales que integran los Niveles y Modalidades educativos del Subsistema de Educación Básica, en correspondencia a su currículo; así como con otras direcciones generales del Despacho que faciliten la aprobación de experiencias de aprendizaje, inter y transdisciplinarias, promoviendo la formación integral de los niños, niñas, adolescentes, jóvenes, adultos y adultas.

- **Despacho del Viceministro de Participación y Apoyo Académico:** es la instancia responsable de la planificación, coordinación, dirección, control y supervisión de planes, programas y proyectos dirigidos a facilitar la educación integral de los y las estudiantes, mediante la promoción, prevención, atención integral y defensoría de éstos y éstas, fortaleciendo el desarrollo humano integral de sus capacidades y potencialidades. Le compete además, la incorporación de la comunidad y la familia en la toma de decisiones del espacio escolar y lo referente a la normativa y regulación en materia de supervisión, registro, inscripción inicial y renovación de inscripción de planteles privados y academias; así como el establecimiento de criterios de evaluación, control de estudios, legalización de documentos probatorios de estudios y preservación y restauración de documentos académicos. Está conformado por las Direcciones Generales de Protección y Desarrollo Estudiantil, de Comunidades Educativas y de Registro y Control Académico.

- **Dirección General de Protección y Desarrollo Estudiantil:**

  Es la dependencia responsable de coordinar, orientar y supervisar los planes, programas y proyectos diseñados en materia de asistencia académica, bienestar y apoyo social, salud y recreación, que permitan a los y las estudiantes de la educación formal y no formal aprovechar con mayor eficiencia su tiempo de estudio y los recursos necesarios para llevar a cabo su aprendizaje, logrando el mejor aprovechamiento de las oportunidades educacionales y fortaleciendo el desarrollo integral de su personalidad.

  Objetivo General

  Brindar asistencia académica, bienestar estudiantil y apoyo social, salud y recreación a los estudiantes de la educación formal y no formal, de manera que puedan aprovechar con mayor eficiencia su tiempo de estudio y los recursos necesarios para llevar a cabo su aprendizaje, a fin de lograr el mejor aprovechamiento de las oportunidades educacionales.

- **Dirección General de Comunidades Educativas:**

  Es responsable de coordinar la formulación e instrumentación de la política educativa destinada a la promoción de las comunidades educativas a nivel nacional, con el propósito de incorporar a la comunidad y a la familia en la toma de decisiones en las escuelas. Le corresponde además, la dirección, coordinación y supervisión del programa de subvenciones a los planteles e instituciones privadas.

  Objetivo General

  Fortalecer la relación familia escuela comunidad a través de la organización y formación de las Comunidades Educativas, para facilitar la participación y control corresponsable en la gestión socio pedagógico de los centros educativos y así propiciar y promover el desarrollo endógeno local, regional y nacional.

- **Dirección General de Registro y Control Académico:**

  Es la dependencia responsable de establecer las normas y reglamentos en materia de equivalencias, reválidas, transferencias y reconocimiento de estudios, convalidación de títulos extranjeros de los y las estudiantes de los diferentes Niveles y Modalidades educativas, así como los criterios y lineamientos vinculados con el proceso de evaluación de los aprendizajes, registros, archivos de control de estudios, legalización de documentos probatorios de estudios y de preservación de la memoria académica del Ministerio.

  Objetivo General

  Formular criterios y lineamientos que estén acordes con el proceso de evaluación de los aprendizajes, registro, archivo de control de estudios, legalización de documentos probatorios de estudios y de preservación de la memoria académica del Despacho.

- **Proyecto: Programa de Alimentación Escolar (PAE)**

  Programa líder, en el logro de una atención integral al escolar desde la Educación Inicial, Media Diversificada, Profesional, Indígena y Especial, mediante una acción Pedagógica y Alimentaria, fortaleciendo la educación y por otra parte, estimulando la participación comunitaria en la gestión pública escolar y social. Su meta es contribuir al acceso, permanencia, rendimiento académico y prosecución de los alumnos en el Sistema Educativo; así como también al mejoramiento de sus condiciones nutricionales mediante el suministro de una alimentación balanceada y de calidad, adecuada al grupo etário, turno y/o régimen escolar y características socio culturales de sus entorno.

Objetivo General

Proporcionar a los alumnos de los planteles incorporados en el Programa, una alimentación diaria, variada, balanceada, de calidad y adecuada a los requerimientos nutricionales, calóricos y energéticos, a los patrones culturales y, a la disponibilidad de los insumos de las regiones que habitan. Al mismo tiempo promover una acción pedagógica que permita que este acto se convierta en una experiencia educativa para la formación de hábitos alimentarios y sociales.

- **Despacho de la Viceministra de Programas de Desarrollo Académico: es** responsable de la planificación, implementación y evaluación curricular; así como de la supervisión educativa y la formación tanto del personal docente en ejercicio como de los nuevos docentes, de acuerdo con las necesidades del proceso educativo, la producción y difusión de programas audiovisuales de carácter educativo en apoyo a la labor de los docentes y a cada uno de los Niveles y Modalidades educativas, la televisión educativa y las bibliotecas escolares; así como la incorporación de las tecnologías de la información y comunicación al proceso educativo. En este sentido, coadyuva en la planificación de acciones dirigidas a la formación de docentes a nivel nacional involucrados con los proyectos Canaima, Todas las Manos a la Siembra y el Convenio de Cooperación Internacional; fortaleciendo el espíritu innovador, investigador con sentido de pertenencia, de ética profesional y con ideales y principios transformadores necesarios en el docente venezolano (a). Está conformado por las Direcciones Generales de Currículo, de Supervisión Educativa, de Formación de Personal Docente, de Recursos para el Aprendizaje y de Tecnología de la Información y la Comunicación para el Desarrollo Educativo.

  - **Dirección General de Currículo:**

    Es la dependencia encargada de diseñar, coordinar, promover y supervisar la implementación, evaluación y permanente construcción del diseño curricular del Sistema Educativo, para el logro de una educación y escuelas inscritas en la perspectiva de la filosofía humanista de formación integral del nuevo ciudadano y la nueva ciudadana, basada en el contexto de refundar la República para establecer una sociedad democrática, participativa, protagónica, multiétnica y pluricultural.

    Para el Ejercicio Fiscal 2012 la Dirección General de Currículo, como lo ha venido desarrollando a lo largo de su gestión y proyección educativa anual, siempre ha tomado como base los principios de integralidad, cooperación, solidaridad, concurrencia, inclusión, democratización, autonomía y corresponsabilidad como parte del proceso constituyente, para concebir la Educación Liberadora, como un espacio de interés público, de diálogo socializado de saberes, de búsqueda de la creación e innovación: intelectual, científica, humanística, tecnológica y productiva, con alto sentido de pertinencia: social, cultural y geohistórica que le permita garantizar a todas las ciudadanas y a todos los ciudadanos, la universalización del derecho humano a la Educación, como un deber social fundamental, inalienable e irrenunciable.

    Para el cumplimiento de este enunciado y con la importancia de seguir dándole continuidad a la Realización y Producción de Libros Escolares, se efectuará nuevamente, para el año 2012, la impresión de los 24 Libros Escolares de la Colección Bicentenario, que corresponde al Nivel de Educación Primaria en las áreas de Ciencias Naturales, Lengua y Literatura, Matemática y Ciencias Sociales. Para Educación Media, General y Técnica, se va a imprimir primero a quinto año las áreas de invariante curricular, estas serían: Lengua y Literatura, Matemática, Ciencias Sociales, Historia Universal y América, Ciencias Naturales, Formación Ciudadana, Patria y Ciudadanía y Artes.

    Con el Proyecto Canaima Educativo, para el año 2012, se entregarán a las y los estudiantes de 5to grado del Nivel de Educación Primaria de las Escuelas Públicas y Subvencionadas, las computadoras portátiles Canaima, que contendrán sus respectivos Recursos digitalizados para los Aprendizajes: Actividad Digitalizada para los Aprendizajes y los Videos para los Aprendizajes.

Objetivo General

Garantizar la coordinación, promoción y supervisión de la implementación, evaluación y construcción del diseño curricular del Sistema Educativo Bolivariano, que permita el logro de una educación y escuelas inscritas en la filosofía humanista de formación integral del nuevo ciudadano y la nueva ciudadana.

- **Dirección General de Supervisión Educativa:**

Es la dependencia responsable de coordinar y dirigir la supervisión técnico-docente, administrativa, de infraestructura física y legal a los planteles y servicios educativos oficiales y privados en las instancias nacionales, estadales, municipales y locales.

Objetivo General

Contribuir al desarrollo efectivo de los procesos pedagógicos, técnicos, administrativos y legales, garantizando la calidad y equidad de la educación, así como el óptimo funcionamiento de las instancias del Ministerio del Poder Popular para la Educación en el desempeño de sus atribuciones.

- **Dirección General de Formación del Personal Docente:**

Es la dependencia responsable de diseñar, coordinar, supervisar y evaluar la ejecución de la política de formación permanente tanto del personal docente en servicio como del nuevo.

Objetivo General

Optimizar el desempeño de los docentes como estructura pedagógica y organizacional, a fin de fortalecer el funcionamiento de las instituciones escolares, garantizando el cumplimiento de la Política Educativa y, por ende, la formación del nuevo republicano.

- **Dirección General de Recursos para el Aprendizaje:**

Es la dependencia responsable de diseñar, producir y difundir programas audiovisuales de apoyo al docente; así como los materiales y recursos complementarios al proceso de aprendizaje de los y las estudiantes en los distintos Niveles y Modalidades del Sistema Educativo. Durante el Ejercicio Fiscal 2012, en un futuro inmediato, la Revista Tricolor llegará a la Web, para revalidar su carácter de Repertorio Infantil Venezolano en la soberanía, a disposición de los internautas, todo esto sin perder su presentación impresa y recuperando sus entregas en Tricolor TV y Tricolor Radio, desmembradas de sus raíces.

Objetivo General

Garantizar la prosecución de estudios e incorporación del conocimiento y uso de las tecnologías en el proceso educativo, mejorando la práctica pedagógica de los y las docentes en los ambientes educativos, a través del uso de recursos novedosos, optimizando la formación integral de los estudiantes. Así mismo, contribuye a la formación de un ciudadano y una ciudadana con principios, virtudes y valores de libertad, cooperación, solidaridad, convivencia, unidad e integración, que garantice la dignidad y el bienestar individual y colectivo.

- **Dirección General de Tecnología de la Información y la Comunicación para el Desarrollo Educativo:**

Es la dependencia responsable de facilitar la gestión de los procesos académicos y administrativos de las dependencias adscritas a los Despachos de los viceministros o viceministros, mediante la automatización y el desarrollo de sistemas de información y herramientas tecnológicas que apoyen el proceso de aprendizaje en los Niveles y Modalidades educativas del Sistema Educativo Bolivariano.

Objetivo General

Facilitar la incorporación y el uso educativo de las Tecnologías de la Información y la Comunicación (TIC), en los procesos de enseñanza y aprendizaje del Sistema Educativo Bolivariano, como factor que contribuye a la formación integral del ser social, solidario y productivo.

Metas de los Niveles y Modalidades Educativas Año 2012

Concepto	Matrícula Programada Año Escolar 2012-2013 (Alumnos y Alumnas)
República Bolivariana de Venezuela	**4.567.738**
Educación Inicial	**1.126.907**
Senifa	260.264
Centro de Educación Inicial Simoncitos	193.819
Preescolares Bolivarianos	200.965
Preescolares por Consolidar	471.859
Educación Primaria	**1.735.800**
Escuelas Bolivarianas Consolidadas (1° a 6° Grado)	702.119
Escuelas Bolivarianas por Consolidar (1° a 6° Grado)	1.033.681
Educación Media	**1.576.625**
Educación Media General (1° a 3° Año)	1.019.371
Educación Media General y Técnica (4° a 6° Año)	557.254
Ciencias	385.324
Humanidades	9.901
Industrial	44.553
Agropecuaria	27.396
Asistencial	11.203
Comercial	77.317
Otras (Educación para las Artes)	1.560
Educación Especial (Fija)	**26.188**
Educación de Jóvenes Adultos y Adultas	**102.218**
Básica (1° a 6° Semestre)	3.119
Básica (7° a 12° Semestre)	37.154
Media	30.409
Capacitación de Artes y Oficios	31.536

Zonas Educativas

Las Direcciones de Zonas Educativas son Unidades Ejecutoras Locales desconcentradas del Ministerio del Poder Popular para la Educación, constituyen unidades operativas de carácter técnico administrativo, responsables de la ejecución de la política educativa y de la administración, organización, funcionamiento y supervisión de los planteles y centros educativos oficiales y privados pertenecientes al Subsistema de Educación Básica, ubicados en sus respectivos ámbitos geográficos, en vinculación directa con las comunidades como participantes activos de la gestión educativa.

Las Zonas Educativas están conformadas por el Despacho de (la) Director(a), División de Asesoría Jurídica, División de Informática y Sistema, División de Planificación y Presupuesto, División de Personal, División de Administración y Servicios, División de Registro, Control y Evaluación de Estudios, División Académica, División de Coordinación con Entes Públicos y Privados del Sector Deportivo, División de Coordinación con Entes Públicos y Privados del Sector Cultural, División de Protección y Desarrollo Estudiantil y División de Coordinación de los Distritos Escolares. Para el desarrollo de su gestión, se consideran las siguientes estrategias:

- Democratización del uso de las herramientas de tecnología de la información y comunicación en el sistema educativo del estado.
- Modernización y adecuación de la gestión a las necesidades del Subsistema de Educación Básica, a las actividades culturales y deportivas y al desarrollo social de la región.
- Consolidación del Currículo Bolivariano.
- Incremento de la cobertura en los niveles de Educación Inicial, Primaria, Media y en las modalidades de Educación Especial y de Educación de Jóvenes, Adultos y Adultas.
- Estímulo a la capacidad creativa, cultural, ética, moral y de valores de la población escolar.
- Aumento de la capacidad física educativa instalada.
- Vinculación y comunicación permanente con otras instituciones regionales y nacionales.
- Representación de la Zona Educativa en eventos regionales y nacionales.
- Promoción e impulso del Sistema Educativo con los eventos Regionales y Nacionales.
- Coordinar la instalación de computadoras portátiles del Proyecto Nacional Canaima en los planteles.
- Fortalecimiento del trabajo en equipo, con el colectivo.
- Atención pedagógica integral a niños, niñas, adolescentes, adultos y adultas.
- Fortalecimiento de la autogestión en la producción agrícola enfocada al desarrollo endógeno.
- Formación permanente a docentes para la trasformación social, en todos los niveles y modalidades educativas con el apoyo de diversas instituciones.

Objetivo: Garantizar la idoneidad de la infraestructura, la dotación de materiales y los servicios en los distintos espacios educativos a fin de ejecutar actividades académicas y administrativas de los planteles nacionales del Subsistema de Educación Básica.

Resultado: 20.953 Planteles dotados de materiales, suministros y servicios para beneficiar a 4.567.738 niñas, niños, adolescentes, jóvenes, adultas y adultos atendidos a través del Subsistema de Educación Básica (SEB).

Entes Adscritos al Ministerio del Poder Popular para la Educación

Los Entes Adscritos al Ministerio del Poder Popular para la Educación formularon treinta (30) proyectos, ajustados a las pautas metodológicas y criterios de prioridad instruidos por el MPPE, para los cuales se asignaron los recursos presupuestarios que se mencionan a continuación:

- **Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)**

  El Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia, es un Ente sin personalidad jurídica con rango de Dirección General, creado mediante Decreto Nº 353 de fecha 21/09/1994, publicado en la Gaceta Oficial de la República de Venezuela Nº 35.552 de fecha 22/09/1994, adscrito al Ministerio del Poder Popular para la Educación según Decreto Nº 3.753 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.262 de fecha 31/08/2005 y ratificado como Servicio Desconcentrado según el Artículo 67 del Capítulo IV de la Reestructuración del Órgano de Adscripción, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.884 de fecha 05/03/2008.

  Misión: Coadyuvar en el proceso sostenido y creativo de formación de los niños y niñas de 0 a 6 años de edad, que serán los adultos destinados a consolidar las familias y sociedad con los nuevos valores de la patria que en Venezuela hoy se está construyendo.

  Visión: Ser un Organismo con alta capacidad de atención y formación de los niños y niñas de 0 a 6 años de edad, familia y comunidad, con adecuación tecnológica y simplificación de procedimientos administrativos, que le permitan colocarse a la vanguardia de la transformación institucional del país.

  Proyecto 2012: Código Nueva Etapa 115.106 - Fortalecimiento de la atención integral de calidad a niños y niñas de 0 a 6 años de edad, familia y comunidad.

  Objetivo: Atender a niños y niñas de 0 a 6 años de edad y familia, a través de la formación y educación integral bolivariana no convencional.

  Resultado: Atención integral a 260.264 niños y niñas de 0 a 6 años de edad, no incorporados al Sistema Educativo Bolivariano, a la familia y comunidad.

- **Fundación de Edificaciones y Dotaciones Educativas (FEDE)**

  La Fundación de Edificaciones y Dotaciones Educativas – FEDE – es una institución de gestión pública, creada mediante Decreto Presidencial Nº 1.555 de fecha 11 de mayo de 1.976, publicado en la Gaceta Oficial de la República de Venezuela Nº 30.978, de fecha 11/05/1976 bajo la tutela del Ministerio de Desarrollo Urbano. En fecha 21 de mayo de 1990, en Gaceta Oficial de la República de Venezuela Nº 34.471 y por Decreto Nº 899, se dispone que el Ministerio de Educación ejerza la tutela de la Fundación. El 1 de junio de 2007, se publica en Gaceta Oficial de la República Bolivariana de Venezuela No. 38.696, Decreto Presidencial No. 5.371, la adscripción de la Fundación al Ministerio del Poder Popular para la Vivienda y el Hábitat y el 9 de septiembre de 2008, se dispone que el Ministerio de Poder Popular para la Educación ejerza nuevamente la tutela de FEDE según Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.012, Decreto Presidencial Nº 6.399.

  Misión: Atender la planta física educativa nacional para garantizar a las comunidades espacios seguros, funcionales y confortables, con la finalidad de fortalecer el proceso educativo.

  Visión: Ser el Ente rector de la planta física educativa nacional, dentro de parámetros de excelencia e innovación; capaz de desarrollar conocimiento y tecnología en el área de su competencia, que le permita ser reconocida en el ámbito nacional e internacional por lograr la participación proactiva de las comunidades educativas en todo lo concerniente a la edificación escolar, de obtener recursos financieros bajo condiciones económicas favorables y de atender integralmente la planta física educativa.

- **Fundación Bolivariana de Informática y Telemática (FUNDABIT)**

La Fundación Bolivariana de Informática y Telemática (FUNDABIT), es un ente adscrito al Ministerio del Poder Popular para la Educación, constituido según Decreto Nº 1.193, del 6 de febrero de 2001, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 37.137 del 9 de febrero de 2001. Está conformada por el Consejo Directivo, Auditoría Interna, Presidencia, Oficina de Atención al Ciudadano, Consultoría Jurídica, Oficina de Administración y Finanzas, Oficina de Talento Humano, Oficina de Relaciones Institucionales, Oficina de Gestión de Proyectos, Oficina de Planificación y Presupuesto, Dirección de Educación, Dirección de Red Nacional CBIT, Dirección de Operaciones, Evaluación y Seguimiento y la Dirección de Tecnología e Informática.

Misión: Incorporar las Tecnologías de la Información y la Comunicación (TIC) en el proceso educativo para contribuir con la formación integral del individuo.

Visión: Ser la institución de vanguardia del Ministerio del Poder Popular para la Educación en apoyo a la gestión educativa, mediante la incorporación de las Tecnologías de la Información y la Comunicación (TIC).

- **Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)**

La Fundación Medios Audiovisuales al Servicio de la Educación Edumedia, se crea mediante Decreto N° 1.100, del 24 de noviembre de 2000, publicado en Gaceta Oficial de la República Bolivariana de Venezuela No 37.087 de fecha 28/11/2000, con autonomía presupuestaria, administrativa, financiera y de gestión en las materias de su competencia.

La Fundación Edumedia tiene como finalidad ejecutar la política educativa establecida por el Ministerio del Poder Popular para la Educación, a través de los medios audiovisuales; así como diseñar, investigar, adaptar, desarrollar, producir, distribuir y evaluar los contenidos del Proyecto Nacional Medios Audiovisuales al Servicio de la Educación. La estructura organizativa de la Fundación Edumedia, está constituida por: Nivel Directivo:

Presidencia; Nivel de Asesoría y Apoyo: Administración y Finanzas; y Nivel Operativo: Producción, Académica, Post-Producción, Archivo Audiovisual y Digitalización.

Misión: Implementar, desarrollar y difundir contenidos educativos mediante el uso de tecnología informativa de punta (en medios audiovisuales e impresos), para contribuir con el proceso educativo nacional, facilitando a la sociedad el acceso al conocimiento y a la información. Todo ello enmarcado en el principio participativo de la democracia y con sentido de igualdad de oportunidades.

Visión: Ser una organización reconocida nacional e internacionalmente como una fundación de medios audiovisuales dirigida a la producción y difusión de contenidos pedagógicos. En este sentido, capacita a los actores del proceso educativo en el dominio de los medios audiovisuales, impresos y/o electrónicos, teniendo como objetivo compartir información y conocimientos con la sociedad.

- **Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)**

El Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación, fue creado mediante el Decreto Nº 337 de fecha 23 de Noviembre de 1949, con la función primordial de velar por la protección social y el mejoramiento de las condiciones de vida de sus miembros, de los parientes inmediatos y sus herederos. La estructura organizativa y funcional aprobada por el MPPD según Oficio Nº 0187 en abril de 2005, está conformada por: el Nivel Estratégico: Consejo Directivo; Nivel Ejecutivo: Junta Administradora: La Junta Administradora está conformada por el Presidente, Vicepresidente y un Secretario; Nivel de Apoyo: conformado por las siguientes oficinas: Auditoría Interna, Consultoría Jurídica, Oficina de Seguridad Integral, Oficina de Comunicación y Relaciones Públicas, Oficina de Recursos Humanos, Oficina de Planificación y Presupuesto, Oficina de Tecnología y Sistemas de Información, Oficina de Obras y Mantenimiento, Oficina de Finanzas y la Oficina de Administración; y el Nivel Operativo: conformado por las siguientes gerencias: Afiliación y Contribuciones, Salud Integral, Créditos y la Gerencia de Cultura, Recreación, Deporte y Turismo.

Misión: Promover y desarrollar un Sistema de Seguridad Social Integral y orientado al mejoramiento permanente de la calidad de vida del personal docente y personal administrativo del Ministerio del Poder Popular para la Educación y de otros organismos afiliados al Instituto, mediante la prestación oportuna, eficiente y efectiva de asistencia en sus requerimientos de afiliación; créditos hipotecarios o personales; médicos-asistencial; culturales, recreativos, deportivos y de ayudas socioeconómicas.

Visión: Ser un Organismo eficiente en la prestación de servicios de Seguridad y Asistencia Social Integral, con una atención de alta calidad para el personal Docente y Administrativo del Ministerio del Poder Popular para la Educación y otros entes educativos afiliados al IPASME, en el marco de los principios de universalidad, solidaridad, unidad, integralidad y participación democrática.

- **Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)**

El Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia, CENAMEC fue creado el 06 de agosto de 1973, según Decreto Nº 1365 publicado en la Gaceta Oficial de la República de Venezuela Nº 30.171 de la misma fecha. El 20 de septiembre de 1995 mediante el Decreto Nº 847, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 35.823 del 25 de octubre del 1995, el CENAMEC es transformado en Fundación del Estado bajo la tutela del Ministerio de Educación, con la finalidad de atender en forma orgánica, continua y sistemática, el mejoramiento del proceso enseñanza aprendizaje de la Ciencia en la Educación Venezolana. Actualmente la Fundación CENAMEC, cónsona con las transformaciones económicas sociales que han ocurrido en el país, orienta sus esfuerzos hacia el desarrollo de investigaciones destinadas a evaluar el Sistema Educativo Venezolano, cuyos resultados contribuirán a la toma de decisiones para su mejoramiento continuo, progresivo y sustentable. De acuerdo a las funciones que desempeñan las unidades administrativas, la estructura de la Fundación se conforma de la siguiente manera: el Nivel Directivo constituido por el Consejo Directivo y Presidencia; Nivel de Staff o de Apoyo Directivo: Oficina de Auditoría Interna, Oficina de Consultoría Jurídica, Oficina de Talento Humano, Oficina de Procesamiento y Análisis de Datos, Oficina de Planificación y Presupuesto, Oficina de Comunicación para el Desarrollo y las Relaciones Institucionales, Oficina de Administración y Finanzas y Oficina de Sistemas y Tecnología de la Información y la Comunicación. Nivel Sustantivo u Operativo: Gerencia de Investigación e Innovación Educativa, Unidad de Educación Inicial, Unidad de Educación Primaria, Unidad de Educación Media y Unidad de Educación Especial. Ente adscrito: Sociedad Fondo Editorial.

Misión: Mejorar la calidad del proceso educativo, asociado a la ciencia, la tecnología y otras áreas conexas, introduciendo innovaciones en los medios y métodos de enseñanza mediante la actualización de quienes tienen la responsabilidad social -como actores directos- de participar en la educación de los niños, niñas y jóvenes del país, así como despertar vocaciones tempranas en este sentido y contribuir al desarrollo cultural de la población venezolana desde sus comunidades.

Visión: Hacer de la Fundación CENAMEC una institución auto sustentable, líder, altamente productiva y eficaz en el área del aprendizaje y enseñanza de la ciencia, la tecnología y otras áreas afines, para apoyar la función del Estado en su responsabilidad de mejorar la calidad del Sistema Educativo Bolivariano incluyendo el Sistema de Misiones. Vincular la enseñanza de la ciencia a las necesidades productivas y de desarrollo de cada una de las regiones del país, en colaboración con otros ministerios, cooperativas, empresas públicas y privadas, así como organizaciones afines, nacionales e internacionales.

- **Fundación Colombeia**

La Fundación Colombeia fue creada mediante Decreto Presidencial Nº 5.410, de fecha 25 de junio de 2007, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.746, de fecha 28 de junio de 2007, reimpreso por error material en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.746 de fecha 14 de agosto de 2007; con el fin de contribuir en la construcción de una sociedad justa, libre y de iguales, utilizando la educación y la comunicación como herramientas de libertad. A partir del 22 de abril de 2009, la Fundación Colombeia pasó a la adscripción del Ministerio del Poder Popular para la Educación, según Decreto de Organización y Funcionamiento de la Administración Pública Nacional Nº 6.732, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.202 el 17 de junio de 2009. Para la realización de las actividades y competencias vinculadas a la misión y visión institucional, la Fundación Colombeia adopta una estructura constituida en tres Niveles fundamentales, donde el Nivel Superior está conformado por el Consejo Directivo, Presidencia y la Dirección Ejecutiva; el Nivel de Apoyo lo conforman las Oficinas de: Auditoría Interna, Consultoría Jurídica, Relaciones Interinstitucionales, Recursos Humanos, Planificación y Presupuesto, Informática, Administración y Finanzas; y el Nivel Sustantivo esta conformado por las Gerencias de Producción, Programación, Servicios Informativos y la Gerencia de Ingeniería y Transmisiones.

Misión: Producir, transmitir y difundir contenidos audiovisuales de carácter educativo, tecno-productivo con valores socialistas a través de su red, incorporando otros medios de comunicación públicos y privados para fortalecer el sistema de educación nacional socialista.

Visión: Consolidar como un instrumento de democratización y socialización de la educación bolivariana, difundiendo y desarrollando herramientas que promuevan el empoderamiento popular a través de los medios de comunicación partiendo de la ética revolucionaria, respetando los valores de justicia, igualdad y libertad consagrados en la Constitución de la República Bolivariana de Venezuela para la construcción de un estado democrático, socialista y de derecho.

- **Fundación Samuel Robinson**

El 15 de marzo de 2005, según Decreto Presidencial Nº 3.524, publicado en Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.147, se crea la Fundación Samuel Robinson. Su actividad principal es la Administración Académica, Financiera y Operativa del "Plan Extraordinario de Alfabetización Simón Rodríguez" (Misión Robinson I), "Plan Extraordinario de Alfabetización y Prosecución Educativa al Sexto Grado de los Jóvenes y Adultos Alfabetizados Simón Rodríguez" (Misión Robinson II) y Círculos de Lectura (Misión Robinson III).

Misión: Erradicar el analfabetismo y alcanzar la prosecución al sexto grado de Educación Básica en jóvenes y adultos a nivel nacional e internacional, garantizando su inclusión política, social y productiva, con el propósito de conseguir mayores niveles de desarrollo y bienestar en los grupos sociales más necesitados del país.

Visión: Atender a la población excluida del Sistema Educativo formal, ofreciéndole una educación integral y de calidad en todos los momentos y en todos los espacios a nivel nacional e internacional, convirtiéndolos de esta manera en protagonistas de su propio desarrollo a través de una formación que impulse los procesos liberadores para la transformación comunitaria y consolidación de la democracia social, protagónica y participativa indispensable para la construcción del socialismo bolivariano.

- **Fundación Nacional "El Niño Simón"**

La Fundación del Niño fue registrada con el nombre de Festival del Niño bajo el Nº 30 folio 77, protocolo 1ero, tomo 18, Planilla Nº 475.985 ante la Oficina Subalterna del Primer Circuito de Registro del Departamento Libertador del Distrito Federal en fecha 10 de noviembre de 1966. Pasa a enominarse Fundación del Niño en julio de 1975 mediante registro en el folio 35, tomo 6, protocolo 1ero. Por Decreto Nº 5.590 del 12 de septiembre de 2007, publicado el 14 de septiembre de 2007 en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.769, la Fundación pasa a la adscripción del Ministerio del Poder Popular para la Educación. El 03 de abril del año 2008, mediante Decreto Nº 5.982, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.902 de la misma fecha, se autoriza el cambio del nombre a la Fundación Nacional "El Niño Simón". Está conformada por el Consejo Directivo, Auditoria Interna, Presidencia, Oficina de Administración y Finanzas, Oficina de Recursos Humanos, Oficina de Planificación y Presupuesto, Oficina de Relaciones Institucionales, Oficina de Sistema y Tecnología de Información, Consultoría Jurídica, Oficina de Seguridad y Transporte, Oficina de Infraestructura y Mantenimiento y la Gerencia General constituida por: Gerencia General de Libre Desarrollo, Gerencia de Atención Social, Gerencia de formación Integra y la Gerencia de Nutrición y Salud Integral.

Misión: Lograr la mayor suma de felicidad y bienestar posible en todos los niños, niñas y jóvenes en la República Bolivariana de Venezuela.

Visión: Ser la institución que garantice el desarrollo y la formación integral de todos los niños, niñas y jóvenes de la República Bolivariana de Venezuela.

- **Academia Nacional de Ciencias Económicas**

La Academia Nacional de Ciencias Económicas es una institución de gestión pública, creada según Ley del Congreso de la República de Venezuela de fecha 24 de Agosto de 1983 publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 32.796 de fecha 24 de agosto de 1983, bajo la tutela del Ministerio de Educación con personalidad jurídica y patrimonio independiente al fisco nacional.

De acuerdo a las funciones establecidas en la ley de creación, la Academia Nacional de Ciencias Económicas está conformada de la siguiente manera: La Asamblea General, integrada por los Individuos de Número, la Junta Directiva conformada por: Presidencia, Vice-Presidencia, Secretaría, Tesorería, Biblioteca y las Comisiones: Permanentes y Accidentales.

Misión: Contribuir con el desarrollo de las Ciencias Económicas y el estudio de la Economía, mediante la difusión y la edición de las investigaciones realizadas por los académicos.

Visión: Ser una Institución rectora en materia económica a nivel nacional, capaz de dirigir y coordinar todas las actividades referentes a la investigación, difusión, publicación y biblioteca para el desarrollo de las Ciencias Económicas.

- **Academia de Ciencias Físicas, Matemáticas y Naturales**

La Academia de Ciencias Físicas, Matemáticas y Naturales fue creada por Ley del Congreso de los Estados Unidos de Venezuela de fecha 19 de junio de 1917 y publicada en la Gaceta Oficial de los Estados Unidos de Venezuela N° 13.181 de fecha 27 de junio de 1917. Los primeros individuos de número fueron nombrados el 19 de junio de 1933. El Reglamento de la corporación lo promulgó el entonces Ministerio de Instrucción Pública con fecha 23 de noviembre del mismo año de 1933. Desde entonces ha sido dos veces modificado, mediante resoluciones número 3 de 29 de febrero de 1972 y número 418 del 4 de julio de 1986, ambas emanadas del Ministerio de Educación de la República de Venezuela.

Misión: La Academia de Ciencias Físicas, Matemáticas y Naturales tiene como objetivo fundamental promover, integrar y difundir el avance del conocimiento científico y tecnológico del país, en el marco de la universalidad del saber. Para ello contribuirá a la creación de conocimiento científico y tecnológico y velará por su uso en función del bienestar social y el desarrollo sustentable. Estimulará la formación de recursos humanos para la ciencia y la tecnología promoviendo las mejores prácticas de enseñanza de las ciencias. Realizará estudios e informará sobre el avance científico y tecnológico mundial y dentro de este contexto analizará la situación del país. Asesorará en los asuntos de su competencia a entes públicos y privados. Para conseguir estos objetivos, la Academia selecciona sus integrantes en razón de su experiencia y reconocidos logros académicos.

Visión: Ser una Institución reconocida por su influencia en la orientación de la Ciencia y la Tecnología, así como de su enseñanza e inserción en la sociedad, en concordancia con las políticas que, en esas materias, se proponen en el país para contribuir al bienestar social y al desarrollo sustentable.

- **Academia de Ciencias Políticas y Sociales**

La Academia de Ciencias Políticas y Sociales fue creada por Ley del Congreso de los Estados Unidos de Venezuela de fecha 16 de junio de 1915 y publicada en la Gaceta Oficial de los Estados Unidos de Venezuela N° 12.590 de fecha 22 de junio de 1915. Conforme a su Ley de Creación de 1915 reformada en 1924, es una Corporación de Derecho Público y de carácter científico conformada por 35 Individuos de Número y por Miembros Correspondientes Nacionales y Extranjeros. Tiene como misión fundamental:

Propender al desarrollo y progreso de las ciencias políticas y sociales en general.

Cooperar en el progreso y mejora de la Legislación; redactar y revisar los proyectos de Códigos y demás leyes que sean presentadas por el Ejecutivo Nacional.

Corresponde a la Academia cumplir los encargos relativos a Leyes o a Reglamentos que le confíe el Ejecutivo Nacional o algún Gobernador de Estado, y además informar sobre cualesquiera otras materias que le sometan a su estudio el Ejecutivo Nacional.

La Academia tiene la tarea de formar una biblioteca en la cual figuren las mejores obras de Ciencias Políticas y Sociales.

Misión: Proponer el desarrollo, investigación y el progreso de las Ciencias Políticas y Sociales en general, y las Ciencias Jurídicas en particular.

Cooperar en el progreso y mejora de la Legislación, redactar y revisar los proyectos de códigos y demás leyes que le sean presentados por el Ejecutivo Nacional.

Visión: Promover la discusión permanente de temas jurídicos de actualidad en el país. Fortalecer los mecanismos de vinculación e intercambio con otras Academias, facultades y organizaciones de la comunidad jurídica internacional. Ser un organismo que esté a la vanguardia en el estudio de las ciencias jurídicas y sociales del país y que tenga estrecha relación con los demás organismos de igual índole en el mundo.

- **Academia Nacional de la Historia**

La Academia Nacional de la Historia es una institución de carácter público creada por el Presidente de la República, Dr. Juan Pablo Rojas Paúl, mediante Decreto Orgánico dictado el 28 de octubre de 1888, con el objeto de velar porque se escriba "...verdadera historia concedida con un espíritu científico, es decir, teniendo como fin la búsqueda de las leyes que presiden el desarrollo social de la especie humana..." es la memoria del país. Tiene por finalidad identificar, acopiar y rescatar la información documental, hemerográfica, bibliográfica, digitalizada, audiovisual, etc., disponible sobre la vida política, económica, cultural y social de la Nación; velar porque sea tratado con la mayor objetividad, así como custodiar su legado histórico, preservarlo y organizarlo para facilitar el acceso a la información que contiene en él.

La Academia Nacional de la Historia tiene como visión reafirmar la identidad nacional mediante la divulgación histórica a través de programas editoriales, audiovisuales y actividades especiales en el país y fuera de él. Desarrollar la investigación histórica, humanística de Ciencias Sociales, así como también apoyar la realizada en otros centros de educación e investigación a nivel nacional e internacional.

Misión: La Academia Nacional de la Historia tiene como misión identificar, acopiar y rescatar la información documental, hemerográfica, bibliográfica, digitalizada, audiovisual disponible sobre la vida política, económica, cultural y social de la Nación; velar porque sea tratado con la mayor objetividad, así como custodiar su legado histórico, preservarlo y organizarlo para facilitar el acceso a la información que contiene en él y asesorar al Estado venezolano en materia de publicaciones especializadas.

Visión: Reafirmar la identidad nacional mediante la divulgación histórica a través de programas editoriales, audiovisuales y actividades especiales en el país y fuera de él. Desarrollar la investigación histórica, humanística de Ciencias Sociales, así como también apoyar la realizada en otros centros de educación e investigación a nivel nacional e internacional.

- **Academia Nacional de la Ingeniería y el Hábitat**

La Academia Nacional de la Ingeniería y el Hábitat, fue creada por ley dictada por el Congreso de la República de Venezuela, del 03 de septiembre de 1998; promulgada por el Ejecutivo Nacional de la República de Venezuela, el 17 de septiembre de 1998, publicada ese mismo día, en la Gaceta Oficial de la República Bolivariana de Venezuela N° 5263 Extraordinario.

El 21 de enero de 1999, fueron nominados por el Presidente de la República los 35 Miembros, Individuos de Número, de acuerdo al artículo 21 de la referida ley, (Gaceta Oficial de la República Bolivariana de Venezuela N° 36625) e instalada la Academia, ese día, en sesión solemne celebrada en el Palacio de las Academias, en Caracas.

La Academia es una corporación de carácter público, creada por ley, con personalidad jurídica, patrimonio propio distinto al Fisco Nacional, autonomía académica, organizativa y económica, y tiene su sede en la ciudad de Caracas, Venezuela.

La corporación pasa a formar parte de la comunidad de Academias Nacionales, y de la comunidad internacional de Academias de Ingeniería, lo cual evidencia la importancia que da el Estado venezolano a las Profesiones de Ingeniería, Arquitectura, Urbanismo y profesiones afines, y de la importancia del Hábitat para la sociedad en general.

La Academia Nacional de la Ingeniería y el Hábitat, está destinada a prestar grandes servicios a Venezuela, a la sociedad venezolana y a la comunidad profesional y académica internacional.

Misión: Contribuir al desarrollo de las ciencias, la tecnología y las artes vinculadas con las disciplinas de la ingeniería y el hábitat y en los estudios relacionados con el aporte de dichas disciplinas al desenvolvimiento del país.

Visión: La Academia de la Ingeniería y el Hábitat es una institución llamada a elevar la discusión permanente de los asuntos más importantes del país, en especial los de carácter científico y tecnológico vinculado a la Ingeniería y el Hábitat. Ello implica atender consulta tanto de los organismos del Estado como de universidades e instituciones públicas y privadas.

- **Academia Nacional de Medicina**

La Academia Nacional de Medicina se crea al 07 de abril de 1.904, mediante Ley Orgánica de la Academia Nacional de Medicina, publicada en la Gaceta Oficial de los Estados Unidos de Venezuela Nº 20.557 de fecha 5 de agosto de 1941, con 35 profesores fundadores, los 40 Correspondientes Nacionales y 25 Correspondientes Extranjeros, quienes podían elegir 15 Individuos mas para la instalación de la Academia. Se crea como la Corporación oficial, Científica y Doctrinaria que represente la Ciencia Médica Nacional, le de impulso, guarde su tradición y constituya escuela.

Misión: Es una Corporación Oficial, científica y doctrinaria que representa a la Ciencia Médica Nacional. Se ocupa de propiciar el estudio, investigación, discusión y difusión sobre las Ciencias Biológicas y en especial de la Patología e Higiene Nacional, así como establecer las relaciones de cooperación con las distintas organizaciones médicas para dar respuestas a las problemáticas de salud que se presenten en el ámbito nacional.

Visión: Ser una Corporación Científica y Doctrinaria por excelencia, que fomente las investigaciones sobre las Ciencia Médicas y sirva de apoyo como ente consultor a los órganos del Poder Público Nacional para contribuir en beneficio de la salud.

Proyecto: Código Nueva Etapa 114.758 - Difusión y estímulo de investigaciones relacionadas con las Ciencias de la Salud.

Objetivo: Propiciar la actualización del conocimiento de especialidades médico quirúrgicas y de prevención de salud a nivel nacional, en función de las investigaciones científicas, charlas, congresos y foros sobre las diferentes patologías médicas del país.

Resultado: Promoción y difusión de las investigaciones de especialidades médicas y quirúrgicas de acuerdo a la patología e higiene nacional.

- **Academia Venezolana de la Lengua Correspondiente de la Real Academia Española**

La Academia Nacional de la Lengua Correspondiente de la Real Academia Española es una institución de gestión pública, creada según decreto de fecha 10 de abril de 1883 como consta en el Tomo X, página 270, insertada en la "Recopilación de Leyes y Decretos de Venezuela" Nº 2486, sobre Instalación de la Academia Venezolana y lo concerniente a su organización y régimen. Ésta tiene por finalidad velar por el mantenimiento de la integridad y corrección de la lengua española, y por la calidad y eficacia de su enseñanza, procurando que su natural evolución no altere su genio ni menoscabe su unidad fundamental. La academia deberá ampliar la difusión a todas las novedades aprobadas por la Real Academia Española, así como también las que sean producto de la investigación lingüística de rango científico, según su criterio corporativo; publicará y propiciará la edición de obras de sus miembros y de autores sobresalientes de cualquier época; promoverá concursos y establecerá premios como estímulo a la creación e investigación literarias.

Está integrada por Individuos de Número, Miembros Correspondientes Nacionales, Extranjeros y de Honor. El Estatuto de la Academia Venezolana de la Lengua, contempla además, la constitución de comisiones permanentes para estudiar aquellos asuntos que sean sometidos a la consideración de la Corporación. La estructura de la Academia Venezolana de la Lengua se conforma por: la Asamblea General, integrada por los Individuos de Número y la Junta Directiva, esta última conformada por Presidencia, Vice-Presidencia, Secretaría, Tesorería, Biblioteca y dos Vocales. Integran el Nivel Operativo: el Administrador, la Unidad de Publicaciones y el Instituto de Investigaciones y Estudios de la Lengua. Las instancias colegiadas conforman el Nivel Académico.

Misión: Velar por el mantenimiento de la integridad y corrección de la lengua española y por la calidad y eficacia de su enseñanza, procurando que su natural evolución no altere su genio ni menoscabe su unidad fundamental. Especializar el español hablado en nuestro país, sujeto como el de otras naciones del ámbito hispano parlante, a los cambios que experimenta en su constante adaptación a las necesidades de sus hablantes.

Visión: Continuar precisando con criterio moderno y científico los valores de estudio que orientan a nuestra Corporación, relacionados con el Español que hablamos los venezolanos, y lograr que desarrollemos las estrategias necesarias para una presencia mediática que le permita a la Academia, crear y mantener conciencia pública de la importancia que tiene el buen uso del idioma en el desarrollo integral de un país en la preservación de su identidad.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2012
114.890	100068000	Funcionamiento de planteles educativos	Plantel			23.894	215.039.612			215.039.612
115.066	100069000	Conciencia Social, Moral y Luces de los Trabajadores y las Trabajadoras del Ministerio del Poder Popular para la Educación	Trabajador(a)	34.560	23.040	57.600	37.802.749			37.802.749
115.081	100070000	Desarrollo curricular en el Subsistema de Educación Básica del Sistema Educativo Venezolano	Docente			576.445	738.820			738.820
114.928	100071000	III Fase del Plan Estadístico del Ministerio del Poder Popular para la Educación	Registro			1	1.119.275			1.119.275
115.123	100072000	Fortalecimiento y creación de espacios para el Periodismo Escolar en sus diferentes formatos y Plan de Lectura.	Centro			12	7.096.356			7.096.356
115.012	100073000	Recurrencia y apertura del Año Escolar.	Nómina			252	13.266.853.202	3.098.409.289		16.365.262.491
114.923	100074000	Programa de Alimentación Escolar (PAE)	Niña, Niño, Adolescente y Joven	2.108.670	1.946.465	4.055.135	3.069.843.806	1.100.000.000		4.169.843.806
115.163	100075000	Todas las Manos a la Siembra	Espacio			480	17.516.289			17.516.289
115.776	100076000	Fortalecimiento y modernización de la Educación Media Técnica	Orden de Pago			3	92.121.478			92.121.478
115.056	100077000	Desarrollo y fortalecimiento de recursos para el aprendizaje en apoyo a los niveles y modalidades del Subsistema de Educación Básica.	Material Educativo			18.507.819	434.046.958			434.046.958
	109999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			1.836.026.903	1.886.116.006			1.886.116.006
						TOTAL	19.028.294.551	4.198.409.289		23.226.703.840

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
100001000	Dirección y Coordinación de los Gastos de los Trabajadores	1.771.992.704	1.070.135.715		2.842.128.419
100002000	Gestión Administrativa	2.571.317.265			2.571.317.265
100003000	Previsión y Protección Social	3.749.452.728	731.454.996		4.480.907.724
100007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	38.280.566			38.280.566
	TOTAL	8.131.043.263	1.801.590.711		9.932.633.974

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**305.359**	**108.905**	**19.794**	**434.058**	**6.272.983.419**	**505.151.276**	**6.778.134.695**
Altos Funcionarios y de Elección Popular	1			1	12.618		12.618
Alto Nivel y de Dirección	37	27	51	115	1.160.580		1.160.580
Profesional y Técnico	7.044	1.956	249	9.249	125.641.852	18.899.379	144.541.231
Personal Administrativo	61.008	16.056	1.000	78.064	1.238.399.176	185.657.245	1.424.056.421
Personal Docente	175.867	35.573	11.438	222.878	3.781.861.280		3.781.861.280
Obrero	61.402	55.293	7.056	123.751	1.125.907.913	300.594.652	1.426.502.565
Personal Fijo a Tiempo Parcial	**90.534**	**47.153**		**137.687**	**2.621.317.918**		**2.621.317.918**
Personal Docente	90.534	47.153		137.687	2.621.317.918		2.621.317.918
Personal Contratado	**35**	**24**		**59**	**1.308.203**		**1.308.203**
Profesional y Técnico	18	14		32	765.198		765.198
Personal Administrativo	17	10		27	543.005		543.005
TOTAL	395.928	156.082	19.794	571.804	8.895.609.540	505.151.276	9.400.760.816

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	14.082	6.120	**20.202**	**293.640.284**
Obreros	1.673	717	2.390	34.739.149
Empleados	868	373	1.241	18.038.194
Docentes	11.541	5.030	16.571	240.862.941
Jubilados	121.830	47.070	**168.900**	**4.187.267.440**
Obreros	17.290	6.981	24.271	601.712.066
Empleados	6.322	2.281	8.603	213.280.414
Docentes	98.218	37.808	136.026	3.372.274.960
TOTAL	**135.912**	**53.190**	**189.102**	**4.480.907.724**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	15.227.796.392	4.168.545.004		19.396.341.396
4.02	Materiales, suministros y mercancías	3.226.232.086	1.100.000.000		4.326.232.086
4.03	Servicios no personales	826.026.743			826.026.743
4.04	Activos reales	77.472.550			77.472.550
4.07	Transferencias y donaciones	7.705.473.667	731.454.996		8.436.928.663
4.11	Disminución de pasivos	96.336.376			96.336.376
	TOTAL	**27.159.337.814**	**6.000.000.000**		**33.159.337.814**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.452.868.597			2.452.868.597
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.295.459.396			2.295.459.396
4.07.01.03.00	Transferencias corrientes internas al sector público	2.295.459.396			2.295.459.396
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.437.305.343			1.437.305.343
	- A0129 Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)	635.610.137			635.610.137
	- A0135 Academia Nacional de Ciencias Económicas	819.213			819.213
	- A0136 Academia de Ciencias Físicas, Matemáticas y Naturales	1.365.334			1.365.334
	- A0137 Academia de Ciencias Políticas y Sociales	1.853.229			1.853.229
	- A0138 Academia Nacional de la Historia	2.292.226			2.292.226
	- A0139 Academia Venezolana de la Lengua	923.024			923.024
	- A0140 Academia Nacional de Medicina	1.348.707			1.348.707
	- A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)	243.217.282			243.217.282
	- A0387 Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)	14.512.223			14.512.223
	- A0409 Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)	12.100.000			12.100.000
	- A0410 Fundación Bolivariana de Informática y Telemática (FUNDABIT)	172.034.366			172.034.366
	- A0425 Fundación Samuel Robinson	55.786			55.786
	- A0477 Fundación Colombeia	51.610.985			51.610.985
	- A0484 Fundación Nacional El Niño Simón	293.367.130			293.367.130
	- A0491 Fundación Escuela Metropolitana de Formación Ciudadana "Simón Rodríguez" (FEMFOC)	5.357.118			5.357.118
	- A0911 Academia Nacional de la Ingeniería y el Hábitat	838.583			838.583
4.07.01.03.04	Transferencias corrientes a instituciones de protección social	858.154.053			858.154.053
	- A0056 Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)	858.154.053			858.154.053
4.07.03.00.00	Transferencias y donaciones de capital internas	157.409.201			157.409.201

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.03.03.00	Transferencias de capital internas al sector público	157.409.201			157.409.201
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	157.409.201			157.409.201
	- A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)	157.409.201			157.409.201

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	1.421.447.117			1.421.447.117
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.421.447.117			1.421.447.117
4.07.01.01.00	Transferencias corrientes internas al sector privado	1.421.447.117			1.421.447.117
4.07.01.01.70	Subsidios educacionales al sector privado	1.364.005.187			1.364.005.187
	- S0063 Asociación Civil la Escuela es el Barrio el Golfito Cabimas, Zulia.	576.355			576.355
	- S0672 Fundación Peter Alexander para Niños Autistas del Zulia (FUPANAZ)	78.000			78.000
	- S1040 Convenio ME - AVEC	1.308.353.383			1.308.353.383
	- S1041 Planteles no Afiliados al Convenio	3.426.128			3.426.128
	- S1311 Asociación Civil Unidad Educativa Colegio Adventista Yaritagua	50.000			50.000
	- S1451 Instituto Venezolano de Capacitación Profesional de la Iglesia	45.000.000			45.000.000
	- S1525 Asociación Civil del Ministerio de Educación, Cultura y Deportes (ASOCIMECD)	1.487.868			1.487.868
	- S1541 Fundación Latinoamericana por los Derechos Humanos y el Desarrollo Social (Fundalatin)	232.424			232.424
	- S1572 Fundación Jóvenes Indígenas del Internado Madre Mazzarello, Municipio Autónomo Atures del Estado Amazonas	23.400			23.400

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S1573 Unidad Educativa "Simón Rodríguez", Municipio Juan Antonio Sotillo del Estado Anzoátegui	18.720			18.720
	- S1574 Asociación Civil Unidad Educativa Santa Eulalia, Municipio Bolívar del Estado Anzoátegui	21.840			21.840
	- S1575 Unidad Educativa Virgen de Betania, Municipio Biruaca del Estado Apure	61.776			61.776
	- S1576 Centro de Capacitación Comercial y Administrativa Elorza, Municipio Rómulo Gallegos del Estado Apure	70.200			70.200
	- S1577 Unidad Educativa Escuela Básica Privada Simón Rodríguez, Municipio Girardot del Estado Aragua	29.203			29.203
	- S1578 Escuela Básica Bolivariana, Municipio Libertador del Estado Aragua	31.075			31.075
	- S1579 Unidad Educativa Básica Bartolomé Salom, Municipio Girardot del Estado Aragua	33.564			33.564
	- S1580 Unidad Educativa Colegio Bicentenario 2, Municipio Santiago Mariño del Estado Aragua	38.918			38.918
	- S1585 Asociación Civil Congregación Hermanas Agustinas, Municipio Girardot del Estado Aragua	18.720			18.720
	- S1586 Unidad Educativa Privada Casa de Dios, Municipio Girardot del Estado Aragua	41.184			41.184
	- S1587 Unidad Educativa Juan Pablo II, Municipio Bolívar del Estado Barinas	49.420			49.420
	- S1589 Hogar Sagrada Familia Hermanas Bethelmitas, Municipio Antonio José de Sucre del Estado Barinas	18.720			18.720
	- S1590 Asociación Civil Educativa Tomas de Heres, Municipio Cedeño del Estado Bolívar	18.720			18.720
	- S1591 Unidad Educativa Colegio "Vicente Emilio Sojo", Municipio Cedeño del Estado Bolívar	29.240			29.240
	- S1593 Congregación Hermanas Franciscanas del Sagrado Corazón de Jesús - Misión Santa T. de Kanavayen, Municipio Gran Sabana del Estado Bolívar	18.720			18.720
	- S1594 Unidad Educativa San Juan Bautista, Municipio Cedeño del Estado Bolívar	31.200			31.200

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S1595 Unidad Educativa Colegio San Pedro y San Pablo, Municipio El Callao del Estado Bolívar	32.112			32.112
	- S1598 Unidad Educativa Dr. Salvador Feo La Cruz, Municipio Carlos Arvelo del Estado Carabobo	78.000			78.000
	- S1600 Unidad Educativa Ezequiel Zamora, Municipio Tinaco del Estado Cojedes	20.077			20.077
	- S1601 Unidad Educativa Miguel Palao Rico, Municipio San Carlos del Estado Cojedes	78.000			78.000
	- S1605 Preescolar Asistencial Virgen de Altagracia, Municipio Libertador del Distrito Capital	33.321			33.321
	- S1606 Unidad Educativa Evangélica Arco de Triunfo, Municipio Libertador del Distrito Capital	26.395			26.395
	- S1607 Asociación Civil Colegio Agramonte, Municipio Libertador del Distrito Capital	31.824			31.824
	- S1609 Instituto Psicopedagógico El Ávila A.C..	50.544			50.544
	- S1611 Unidad Educativa Privada Miguel Ángel, Municipio Libertador del Distrito Capital	22.144			22.144
	- S1614 Amigos del Instituto Vista Alegre, Municipio Libertador del Distrito Capital	24.710			24.710
	- S1615 Asociación Civil de Educación Integral San Benito, Municipio Libertador del Distrito Capital	11.100			11.100
	- S1616 Asociación Civil Unidad Educativa "Colegio Rey Jesús", Municipio Libertador del Distrito Capital	35.006			35.006
	- S1618 Unidad Educativa "Adventista Carapita", Municipio Libertador del Distrito Capital	20.872			20.872
	- S1621 Fondo Editorial para el Desarrollo de la Educación Superior (F.E.D.E.S.), Municipio Libertador del Distrito Capital	4.212			4.212
	- S1622 Fundación Mevorah Florentín, Municipio Libertador del Distrito Capital	18.720			18.720
	- S1623 Casa Hogar Divino Niño, Municipio Libertador del Distrito Capital	14.976			14.976
	- S1624 Fundación Atención Integral Juvenil - FUNDAINIL, Municipio Libertador del Distrito Capital	14.040			14.040

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S1625 Preescolar "Vicente Salias", Municipio Libertador del Distrito Capital	42.064			42.064
	- S1626 Colegio "El Centauro de los Llanos", Municipio Libertador del Distrito Capital	28.572			28.572
	- S1627 Preescolar "El Principio de la Sabiduría", Municipio Libertador del Distrito Capital	28.572			28.572
	- S1628 Preescolar "Virgen del Rosario", Municipio Libertador del Distrito Capital	28.572			28.572
	- S1629 Comisión Servicio Social Internacional, Municipio Libertador del Distrito Capital	60.028			60.028
	- S1630 Unidad Educativa Integral Fermín Toro, Municipio Libertador del Distrito Capital	28.572			28.572
	- S1631 Fundación La Nueva Esperanza, Municipio Libertador del Distrito Capital	14.976			14.976
	- S1635 Unidad Educativa César Rengifo, Municipio Libertador del Distrito Capital	28.080			28.080
	- S1638 Unidad Educativa Instituto República, Municipio Miranda del Estado Falcón	31.075			31.075
	- S1640 Unidad Educativa Nuestra Señora de Guadalupe, Municipio Miranda del Estado Falcón	30.381			30.381
	- S1641 Unidad Educativa Colegio Sagrada Familia, Municipio Carirubano, Estado Falcón	33.246			33.246
	- S1642 Unidad Educativa Colegio "Monseñor Ramón de Jesús Loreto Rodríguez", Municipio Francisco de Miranda del Estado Guárico	51.061			51.061
	- S1643 Unidad Educativa "Don Prospero Infante", Municipio José Tadeo Monagas del Estado Guárico	48.278			48.278
	- S1644 Unidad Educativa Colegio "Dr. Roberto Vargas", Municipio Ortiz del Estado Guárico	48.278			48.278
	- S1645 Unidad Educativa Colegio "La Milagrosa", Municipio Iribarren del Estado Lara	40.809			40.809
	- S1646 Colegio Libertador, Municipio Torres del Estado Lara	40.809			40.809
	- S1647 Unidad Educativa Colegio Carora, Municipio Torres del Estado Lara	40.809			40.809

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S1649 Unidad Educativa Instituto "Santa Ana", Municipio Iribarren del Estado Lara	43.149			43.149
	- S1652 Asociación Musical de Sanare "Daniel Ortiz", Municipio Jiménez del Estado Lara	28.080			28.080
	- S1653 Preescolar La Pastora Dávila, Municipio Iribarren del Estado Lara	18.720			18.720
	- S1654 Hogar de Niños Impedidos Don Orione, Municipio Iribarren del Estado Lara	78.000			78.000
	- S1655 Asociación Civil Seminario Divina Pastora, Municipio Iribarren del Estado Lara	10.296			10.296
	- S1656 Pequeño Cottolengo Don Orione, Municipio Iribarren del Estado Lara	78.000			78.000
	- S1657 Unidad Educativa Colegio San Pablo Apóstol, Municipio Iribarren del Estado Lara	31.168			31.168
	- S1658 Unidad Educativa Colegio Coronel Ramón García de Sena, Municipio Iribarren del Estado Lara	40.519			40.519
	- S1659 Fundación Experimental Saysayal, Municipio Andrés Bello del Estado Mérida	32.688			32.688
	- S1660 Asociación Merideña de Padres y Amigos de Niños Excepcionales (AMEPANE), Municipio Libertador del Estado Mérida	32.001			32.001
	- S1661 Centro de Desarrollo Humano El Candil, Municipio Zea del Estado Mérida	78.000			78.000
	- S1662 Asociación Civil Colegio "Dr. Ramón Reinoso Núñez", Municipio Alberto Adriani del Estado Mérida	31.168			31.168
	- S1663 Asociación Civil Hogar San José de la Serra, Municipio Libertador del Estado Mérida	19.843			19.843
	- S1664 SAPRENDEH (Centro de Desarrollo Humano "El Velero", Municipio Zea del Estado Mérida	78.000			78.000
	- S1665 SAPRENDEH (Centro de Desarrollo Humano "El Alva"), Municipio Tovar del Estado Mérida	78.000			78.000
	- S1667 Asociación Civil Centro Profesional Santa Lucia, Municipio Paz Castillo del Estado Miranda	37.104			37.104
	- S1669 Unidad Educativa Colegio de Educación Especial Múltiple - CENEDEM, Municipio Guaicaipuro del Estado Miranda	39.000			39.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S1670 Unidad Educativa El Gran Rabit I, Municipio Guaicapuro del Estado Miranda	39.000			39.000
	- S1671 Instituto Docente Complejo Educativo y Cultural de Barlovento Fundación "Víctor Sosa", Municipio Guaicapuro del Estado Miranda	45.021			45.021
	- S1672 Educación Básica Colegio Brisas de Turumo, Municipio Guaicaipuro del Estado Miranda	42.770			42.770
	- S1674 Unidad Educativa Batalla de la Victoria, Municipio Guaicaipuro del Estado Miranda	23.865			23.865
	- S1676 Unidad Educativa José Antonio Páez, Municipio Turén del Estado Portuguesa	48.278			48.278
	- S1678 Unidad Educativa Colegio Adventista Andrés Bello, Municipio Guanare del Estado Portuguesa	48.278			48.278
	- S1679 Fundación para el Desarrollo Social San Rafael Arcángel (FUNDES), Municipio Esteller del Estado Portuguesa	48.235			48.235
	- S1680 Unidad Educativa Santa Rita, Municipio Arismendi del Estado Sucre	16.304			16.304
	- S1681 Unidad Educativa Privada Fray Bartolomé de las Casas, Municipio Bermúdez del Estado Sucre	31.467			31.467
	- S1684 Asociación Civil Liceo "Dr. Julio Suárez Lozada", Municipio San Cristóbal del Estado Táchira	48.278			48.278
	- S1686 Fundación Juan Pablo II, Municipio Michelena del Estado Táchira	48.278			48.278
	- S1687 Unidad Educativa Juan Pablo Pérez Alfonso, Municipio Bolívar del Estado Táchira	30.888			30.888
	- S1688 Fundación Taller Escuela, Municipio Independencia del Estado Táchira	78.000			78.000
	- S1691 Unidad Educativa Colegio San Pancracio, Municipio San Cristóbal del Estado Táchira	30.888			30.888
	- S1692 Asociación Civil Unidad Educativa Colegio Doña Mery Morales de Zambrano, Municipio Michelena del Estado Táchira	46.987			46.987
	- S1693 Asociación Civil Unidad Educativa Colegio Nuestra Señora de Lourdes, Municipio Panamericano del Estado Táchira	48.278			48.278
	- S1694 Colegio Monseñor Acacio Chacón, Municipio Andrés Bello del Estado Táchira	25.327			25.327

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S1695 Unidad Educativa "Colegio Los Andes", Municipio Junín del Estado Táchira	52.658			52.658
	- S1696 Asociación Civil de Protección Social - Instituto Coromoto, Municipio San Cristóbal del Estado Táchira	18.720			18.720
	- S1698 Colegio Blanca Graciela Arias de Caballero, Municipio Junín del Estado Táchira	37.440			37.440
	- S1699 Escuela Básica Adventista José Antonio Páez, Municipio Valera del Estado Trujillo	18.720			18.720
	- S1700 Unidad Educativa Colegio "Monseñor Camargo" (Diurno), Municipio Boconó del Estado Trujillo	34.264			34.264
	- S1701 Colegio Mariscal Antonio José de Sucre, Municipio Sucre del Estado Trujillo	48.278			48.278
	- S1703 Unidad Educativa Tomas Alba Edison, Estado Vargas	37.440			37.440
	- S1707 Colegio Fundación Coy, Municipio Peña del Estado Yaracuy	46.987			46.987
	- S1708 Colegio Privado Mixto El Gran Bolívar, Municipio Maracaibo del Estado Zulia	36.168			36.168
	- S1709 Fundación Unidad Educativa El Gran Prócer, Municipio Maracaibo del Estado Zulia	50.824			50.824
	- S1711 Asociación Civil Unidad Educativa Profesor Augusto Mijares - Instituto Privado Mixto, Municipio Machiques de Perijá del Estado Zulia	24.800			24.800
	- S1712 Colegio Luz y Verdad, Municipio Maracaibo del Estado Zulia	26.937			26.937
	- S1714 Unidad Educativa Privada Santa Bárbara, Municipio Maracaibo del Estado Zulia	46.734			46.734
	- S1715 Liceo General Rafael Urdaneta, Municipio la Cañada de Urdaneta del Estado Zulia	42.417			42.417
	- S1717 Unidad Educativa Jacinto Lara - Mixto, Municipio Maracaibo del Estado Zulia	25.452			25.452
	- S1719 Fundación Unidad Educativa Madre Mercedes Molina Sociedad Civil Sin Fines de Lucro, Municipio San Francisco del Estado Zulia	78.000			78.000
	- S1721 Asociación Civil Sin Fines de Lucro Centro Educativo de Artes y Oficios María Auxiliadora, Municipio Mara del Estado Zulia	21.950			21.950

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S1722 Unidad Educativa Mi Ángel de la Guarda, Municipio Cabimas del estado Zulia	52.656			52.656
	- S1724 Unidad Educativa Miguel Otero Silva, Municipio Maracaibo del Estado Zulia	48.278			48.278
	- S1725 Unidad Educativa León Jerome Hoet, Municipio Jesús Enrique Lozada del Estado Zulia	40.509			40.509
	- S1727 Unidad Educativa Peniel, Municipio San Francisco del Estado Zulia	62.400			62.400
	- S1728 Fundación Fray Junipero de Escalada, Municipio San Francisco del Estado Zulia	78.000			78.000
	- S1730 Unidad Educativa José María España, Municipio Maracaibo del Estado Zulia	34.632			34.632
	- S1793 Asociación Civil Unidad Educativa Martín Tobar Ponte, Distrito Capital	28.605			28.605
	- S1794 Asociación Civil Comunidad Educativa Preescolar Fresilandaia, Distrito Capital	32.853			32.853
	- S1795 Asociación Civil Unidad Básica Colegio Juan Manuel Olivares, Distrito Capital	28.080			28.080
	- S1796 Asociación Civil Preescolar Asistencial Medina Angarita, Distrito Capital	29.203			29.203
	- S1797 Unidad Educativa Preescolar Santa Isabel, Distrito Capital	26.582			26.582
	- S1798 Preescolar Mi Madre Emilia, Distrito Capital	25.459			25.459
	- S1799 S. C. Perlitas del Saber, Distrito Capital	18.720			18.720
	- S1800 Preescolar Asistencial Laura Alvarado de Cardozo - Plan de Manzano - Distrito Capital	20.592			20.592
	- S1801 Asociación Civil Unidad Educativa Arnoldo Gabaldón, Distrito Capital	37.440			37.440
	- S1803 Asociación Civil Unidad Educativa Preescolar Asistencial Santa Rita, Distrito Federal	20.592			20.592
	- S1804 Asociación Civil de Formación Técnica, Distrito Federal	22.464			22.464
	- S1805 Asociación Civil Preescolar Asistencial Prócer Pedro Camejo, Distrito Capital	18.720			18.720
	- S1808 Asociación Educativa Rafael Urdaneta, Distrito Capital	20.592			20.592

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S1809 Preescolar Asistencial José Gregorio Hernández, Distrito Capital	24.336			24.336
	- S1810 Unidad Educativa Integral Padre Manuel María de Aguilar (ASOEDUPAMAA), Distrito Capital	37.440			37.440
	- S1811 Comunidad Educativa Preescolar Asistencial San Antonio, Distrito Capital	18.720			18.720
	- S1814 Unidad Educativa Colegio Valores Humanos, Libertador, Estado Táchira	31.118			31.118
	- S1860 Pre-Escolar Asistencial Don Pablo Acosta, Municipio Libertador, Distrito Metropolitano de Caracas	18.720			18.720
	- S1862 Jardín de Infancia Mi Casita, Municipio Libertador, Distrito Metropolitano de Caracas	10.608			10.608
	- S1863 Santa Cecilia, Municipio Libertador, Distrito Metropolitano de Caracas	18.720			18.720
	- S1864 Sociedad Civil Pre-Escolar Asistencial 23 de Enero, Municipio Libertador, Distrito Metropolitano de Caracas	10.608			10.608
	- S1865 Pre-Escolar Asistencial Ana Teresa Parra, Municipio Libertador, Distrito Metropolitano de Caracas	18.720			18.720
	- S1866 Asociación Civil Centro Educativo del Desarrollo Integral (CEDI), Municipio Libertador, Distrito Metropolitano de Caracas	10.920			10.920
	- S1867 Unidad Educativa Travesuras, Pre-Escolar Asistencial, Municipio Libertador, Distrito Metropolitano de Caracas	12.480			12.480
	- S1870 Unidad Educativa Privada Profesor Bruno Rafael Bello Cedeño, Municipio Arismendi, Estado Sucre	11.700			11.700
	- S1871 Asociación Civil Unidad Educativa Colegio Privado El Roble, Municipio Valera, Estado Trujillo	14.040			14.040
	- S2289 Asociación Civil Escuela Agroecológica Ezequiel Zamora - Guambra	120.000			120.000
4.07.01.01.72	Subsidios culturales al sector privado	47.875.738			47.875.738
	- S0148 Banco del Libro	347.800			347.800
	- S0587 Fundación para el Desarrollo de las Ciencias Físicas, Matemáticas y Naturales (FUDECI)	2.075.208			2.075.208
	- S0635 Fundación Museo de los Niños.	893.000			893.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S0942 Sociedad Orquesta Sinfónica de Venezuela.	38.424.675			38.424.675
	- S1523 Fundación Palacio de las Academias	1.662.860			1.662.860
	- S1549 Fundación Bartolomé Ferrer - Nueva Esparta	29.328			29.328
	- S1571 Fundación Luis Beltrán Prieto Figueroa	282.000			282.000
	- S1768 Orquesta Sinfónica de la Opera	1.466.400			1.466.400
	- S1883 Fundación para el Sistema Nacional de Ballet Juveniles e Infantiles de Venezuela	1.128.000			1.128.000
	- S2147 Fundación Generalísimo Francisco de Miranda	470.000			470.000
	- S2245 Fundación Grupo Madera	1.096.467			1.096.467
4.07.01.01.73	Subsidios a instituciones benéficas privadas	9.566.192			9.566.192
	- S0236 Centro Multidisciplinario Orientación Sin Drogas (CEMODRO).	24.440			24.440
	- S0747 Hogares Crea de Venezuela	9.400.000			9.400.000
	- S1755 Fundación Vida Mejor (FUNVIME)	36.660			36.660
	- S1762 Fundación Niños Discapacitados (FUNDISNE)	61.100			61.100
	- S1763 Fundación República Insular	43.992			43.992

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	1.793.225			1.793.225
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	1.793.225			1.793.225
4.07.02.01.00	Transferencias corrientes al exterior	1.793.225			1.793.225
4.07.02.01.04	Transferencias corrientes a organismos internacionales	1.793.225			1.793.225
	- I0043 Fondo Especial Multilateral del Consejo Interamericano para el Desarrollo Integral de la Ciencia y la Cultura (F.E.M.C.I.D.I.C.C.)	35.769			35.769
	- I0063 Instituto Panamericano de Geografía e Historia (I.P.G.H.)	527			527
	- I0076 Organización de Estados Iberoamericanos para la Educación, la Ciencia y la Cultura O.E.I., en España.	357.258			357.258
	- I0080 Organización de las Naciones Unidas para la Educación, la Ciencia y la Cultura (UNESCO)	357.258			357.258
	- I0111 Cooperación Técnica con el Área del Caribe. Programas Educativos, Culturales, Centro Interamericano de Idiomas	12.816			12.816
	- I0155 Asociación de Televisión Educativa Iberoamericana (A.T.E.I.)	664.602			664.602
	- I0205 Asociación de Estados Iberoamericanos para el Desarrollo de las Bibliotecas Nacionales de Iberoamerica (ABINIA)	149.995			149.995
	- I0228 Laboratorio Latinoamericano de Evaluación de Calidad de la Educación	215.000			215.000

PROYECTO: COD. N.E: 114890 COD. PPTO: 100068000 Funcionamiento de planteles educativos

UNIDAD DE MEDIDA: Plantel

CANTIDAD: Fem.(0) Mas.(0) Total(23.894)

ASIGNACIÓN PRESUPUESTARIA: 215.039.612

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Modernizar, mejorar y dotar las instituciones educativas, como espacios idóneos para la enseñanza y la práctica democrática, participativa y protagónica.

OBJETIVOS ESPECÍFICOS: Garantizar la idoneidad de la infraestructura, el equipamiento y los servicios en los distintos espacios educativos a fin de ejecutar actividades académicas y administrativas de los planteles nacionales del Subsistema de Educación Básica.

RESULTADO: Planteles nacionales dotados para beneficiar a 4.457.430 niñas, niños, adolescentes, jóvenes, adultas y adultos atendidos a través del Subsistema de Educación Básica (SEB).

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	132.458.961					132.458.961
4.03	Servicios no personales	56.580.651					56.580.651
4.04	Activos reales	26.000.000					26.000.000
	TOTAL	**215.039.612**					**215.039.612**

PROYECTO: COD. N.E: 115066 COD. PPTO: 100069000 Conciencia Social, Moral y Luces de los Trabajadores y las Trabajadoras del Ministerio del Poder Popular para la Educación

UNIDAD DE MEDIDA: Trabajador(a)

CANTIDAD: Fem.(34.560) Mas.(23.040) Total(57.600)

ASIGNACIÓN PRESUPUESTARIA: 37.802.749

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Garantizar el mejoramiento de la calidad de vida a partir de la satisfacción de las necesidades básicas, para elevar los aspectos biopsicosociales, económicos, ambientales y culturales de la población estudiantil y trabajadora del Subsistema de Educación Básica y la comunidad en general.

OBJETIVOS ESPECÍFICOS: Concientizar a los trabajadores (as) sobre el servicio comunitario, fomentando valores de solidaridad con su entorno.

RESULTADO: 57.600 trabajadores y trabajadoras del MPPE concientizados sobre el servicio comunitario.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	640.500					640.500
4.02	Materiales, suministros y mercancías	17.890.321					17.890.321
4.03	Servicios no personales	19.271.928					19.271.928
	TOTAL	**37.802.749**					**37.802.749**

PROYECTO: COD. N.E: 115081 COD. PPTO: 100070000 Desarrollo curricular en el Subsistema de Educación Básica del Sistema Educativo Venezolano

UNIDAD DE MEDIDA: Docente

CANTIDAD: Fem.(0) Mas.(0) Total(576.445)

ASIGNACIÓN PRESUPUESTARIA: 738.820

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Afianzar la consolidación del Subsistema de Educación Básica mediante una base curricular coherente con los preceptos constitucionales y el proyecto político, económico y social del país.

OBJETIVOS ESPECÍFICOS: Consolidar el desarrollo curricular en los niveles y modalidades del Subsistema de Educación Básica para la formación ciudadana en la República Bolivariana de Venezuela.

RESULTADO: Desarrollo de la estructura curricular del Subsistema de Educación Básica.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	535.820					535.820
4.03	Servicios no personales	203.000					203.000
	TOTAL	**738.820**					**738.820**

PROYECTO: COD. N.E: 114928 COD. PPTO: 100071000 III Fase del Plan Estadístico del Ministerio del Poder Popular para la Educación

UNIDAD DE MEDIDA: Registro

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 1.119.275

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Fortalecer la capacidad de planificación, seguimiento, control y toma de decisiones de la actividad educativa, propiciando una medición en términos reales de cada uno de los proyectos educativos, en sus diferentes niveles y modalidades.

OBJETIVOS ESPECÍFICOS: Generar estadísticas educativas de alcance nacional a fin de facilitar la toma de decisiones acordes con el nuevo modelo educativo

RESULTADO: Registro Escolar Cuántico

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	352.350					352.350
4.02	Materiales, suministros y mercancías	52.925					52.925
4.03	Servicios no personales	714.000					714.000
	TOTAL	**1.119.275**					**1.119.275**

PROYECTO: COD. N.E: 115123 COD. PPTO: 100072000 Fortalecimiento y creación de espacios para el Periodismo Escolar en sus diferentes formatos y Plan de Lectura.

UNIDAD DE MEDIDA: Centro

CANTIDAD: Fem.(0) Mas.(0) Total(12)

ASIGNACIÓN PRESUPUESTARIA: 7.096.356

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Desarrollar, dotar e implementar herramientas vinculadas a los procesos de aprendizaje que sirven de apoyo a la labor docente en los ambientes educativos.

OBJETIVOS ESPECÍFICOS: Fomentar en la comunidad educativa los hábitos y el gusto por la lectura, el valor de la escritura, el periodismo escolar, el uso responsable de Internet y otras formas informáticas de comunicación, así como facilitar el acceso de las comunidades a los medios de comunicación.

RESULTADO: Espacios comunitarios para el desarrollo del Plan de Lectura y Periodismo Escolar.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	360.000					360.000
4.02	Materiales, suministros y mercancías	4.196.714					4.196.714
4.03	Servicios no personales	888.842					888.842
4.04	Activos reales	1.650.800					1.650.800
	TOTAL	**7.096.356**					**7.096.356**

PROYECTO: COD. N.E: 115012 COD. PPTO: 100073000 Recurrencia y apertura del Año Escolar.

UNIDAD DE MEDIDA: Nómina

CANTIDAD: Fem.(0) Mas.(0) Total(252)

ASIGNACIÓN PRESUPUESTARIA: 16.365.262.491

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Consolidar el sistema educativo bolivariano mediante una base curricular coherente con los preceptos constitucionales y el proyecto político, económico y social del país.

OBJETIVOS ESPECÍFICOS: Garantizar oportunamente los sueldos, salarios, incidencias y aportes patronales del personal docente, administrativo y obrero que labora en los planteles del Ministerio del Poder Popular para la Educación.

RESULTADO: Cancelación del gasto correspondiente a sueldos, salarios, retribuciones y aportes patronales al personal de los planteles Ministerio del Poder Popular para la Educación.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	13.266.853.202		3.098.409.289			16.365.262.491
	TOTAL	**13.266.853.202**		**3.098.409.289**			**16.365.262.491**

PROYECTO: COD. N.E: 114923 COD. PPTO: 100074000 Programa de Alimentación Escolar (PAE)

UNIDAD DE MEDIDA: Niña, Niño, Adolescente y Joven

CANTIDAD: Fem.(2.108.670) Mas.(1.946.465) Total(4.055.135)

ASIGNACIÓN PRESUPUESTARIA: 4.169.843.806

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Garantizar el mejoramiento de la calidad de vida, a partir de la satisfacción de las necesidades básicas, para elevar los aspectos biopsicosociales, económicos, ambientales y culturales de la población estudiantil y trabajadora del Subsistema de Educación Básica.

OBJETIVOS ESPECÍFICOS: Garantizar a la población escolar atendida por el Subsistema de Educación Básica una alimentación diaria, variada, balanceada, de calidad y adecuada a los requerimientos nutricionales, calóricos y energéticos específicos a cada grupo etáreo.

RESULTADO: Atención alimentaria a niños, niñas, adolescentes, jóvenes.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	188.977.559					188.977.559
4.02	Materiales, suministros y mercancías	2.877.023.328		1.100.000.000			3.977.023.328
4.03	Servicios no personales	3.842.919					3.842.919
	TOTAL	**3.069.843.806**		**1.100.000.000**			**4.169.843.806**

PROYECTO:	COD. N.E: 115163 COD. PPTO: 100075000 Todas las Manos a la Siembra
UNIDAD DE MEDIDA:	Espacio
CANTIDAD:	Fem.(0) Mas.(0) Total(480)
ASIGNACIÓN PRESUPUESTARIA:	17.516.289
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Afianzar la consolidación del Subsistema de Educación Básica mediante una base currícular coherente con los preceptos constitucionales y el proyecto político, económico y social del país.
OBJETIVOS ESPECÍFICOS:	Desarrollar desde el Subsistema de Educación Básica acciones de impulso al enfoque agroecológico en el nuevo modelo socio-productivo.
RESULTADO:	Desarrollo de espacios productivos en instituciones educativas nacionales

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	60.000					60.000
4.02	Materiales, suministros y mercancías	5.226.470					5.226.470
4.03	Servicios no personales	2.786.205					2.786.205
4.04	Activos reales	9.443.614					9.443.614
	TOTAL	**17.516.289**					**17.516.289**

PROYECTO:	COD. N.E: 115776 COD. PPTO: 100076000 Fortalecimiento y modernización de la Educación Media Técnica
UNIDAD DE MEDIDA:	Orden de Pago
CANTIDAD:	Fem.(0) Mas.(0) Total(3)
ASIGNACIÓN PRESUPUESTARIA:	92.121.478
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Modernizar, mejorar y dotar las instituciones educativas, como espacios idóneos para la enseñanza y la práctica democrática, participativa y protagónica.
OBJETIVOS ESPECÍFICOS:	Fortalecer las escuelas técnicas mediante su adecuación y dotación para la formación de las generaciones futuras, a fin de garantizar su inserción eficiente en el campo laboral.
RESULTADO:	Cancelación de compromisos pendientes por dotación de materiales y equipos de laboratorios a escuelas técnicas a nivel nacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.11	Disminución de pasivos	92.121.478					92.121.478
	TOTAL	**92.121.478**					**92.121.478**

PROYECTO: COD. N.E: 115056 COD. PPTO: 100077000 Desarrollo y fortalecimiento de recursos para el aprendizaje en apoyo a los niveles y modalidades del Subsistema de Educación Básica.

UNIDAD DE MEDIDA: Material Educativo

CANTIDAD: Fem.(0) Mas.(0) Total(18.507.819)

ASIGNACIÓN PRESUPUESTARIA: 434.046.958

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Desarrollar, dotar e implementar herramientas vinculadas a los procesos de aprendizaje que sirven de apoyo a la labor docente en los ambientes educativos.

OBJETIVOS ESPECÍFICOS: Dotar de materiales didácticos, impresos y audiovisuales a los planteles a nivel nacional, en apoyo al Subsistema de Educación Básica, para el uso de docentes, estudiantes y comunidad en general.

RESULTADO: Desarrollo y actualización de recursos para el aprendizaje distribuidos a nivel nacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	505.853					505.853
4.02	Materiales, suministros y mercancías	60.310.673					60.310.673
4.03	Servicios no personales	353.169.764					353.169.764
4.04	Activos reales	20.060.668					20.060.668
	TOTAL	**434.046.958**					**434.046.958**

PROYECTO: COD. PPTO: 109999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(1.836.026.903)

ASIGNACIÓN PRESUPUESTARIA: 1.886.116.006

DIRECTRIZ ESTRATÉGICA: No Aplica

OBJETIVO ESTRATÉGICO: NO DEFINIDO

OBJETIVOS ESPECÍFICOS: NO DEFINIDO

RESULTADO: 1836026903

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	1.886.116.006					1.886.116.006
	TOTAL	**1.886.116.006**					**1.886.116.006**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	1.886.116.006					1.886.116.006
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.728.706.805					1.728.706.805
4.07.01.03.00	Transferencias corrientes internas al sector público	1.728.706.805					1.728.706.805
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.064.786.151					1.064.786.151

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0129 Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)	602.610.482					602.610.482
	- A0135 Academia Nacional de Ciencias Económicas	397.123					397.123
	- A0136 Academia de Ciencias Físicas, Matemáticas y Naturales	744.492					744.492
	- A0137 Academia de Ciencias Políticas y Sociales	1.086.849					1.086.849
	- A0138 Academia Nacional de la Historia	1.371.925					1.371.925
	- A0139 Academia Venezolana de la Lengua	541.084					541.084
	- A0140 Academia Nacional de Medicina	710.691					710.691
	- A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)	110.783.931					110.783.931
	- A0387 Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)	8.875.451					8.875.451
	- A0409 Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)	12.100.000					12.100.000
	- A0410 Fundación Bolivariana de Informática y Telemática (FUNDABIT)	91.341.486					91.341.486
	- A0477 Fundación Colombeia	34.445.919					34.445.919
	- A0484 Fundación Nacional El Niño Simón	199.326.363					199.326.363
	- A0911 Academia Nacional de la Ingeniería y el Hábitat	450.355					450.355
4.07.01.03.04	Transferencias corrientes a instituciones de protección social	663.920.654					663.920.654
	- A0056 Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)	663.920.654					663.920.654
4.07.03.00.00	Transferencias y donaciones de capital internas	157.409.201					157.409.201
4.07.03.03.00	Transferencias de capital internas al sector público	157.409.201					157.409.201

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	157.409.201					157.409.201
	- A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)	157.409.201					157.409.201

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.770.046.928		1.070.135.715			2.840.182.643
4.03	Servicios no personales	1.945.776					1.945.776
	TOTAL	1.771.992.704		1.070.135.715			2.842.128.419

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	112.748.157					112.748.157
4.03	Servicios no personales	374.152.355					374.152.355
4.04	Activos reales	10.296.922					10.296.922
4.07	Transferencias y donaciones	2.069.904.933					2.069.904.933
4.11	Disminución de pasivos	4.214.898					4.214.898
	TOTAL	2.571.317.265					2.571.317.265

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	566.752.591					566.752.591
4.07.01.00.00	Transferencias y donaciones corrientes internas	566.752.591					566.752.591
4.07.01.03.00	Transferencias corrientes internas al sector público	566.752.591					566.752.591
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	372.519.192					372.519.192
	- A0129 Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)	32.999.655					32.999.655
	- A0135 Academia Nacional de Ciencias Económicas	422.090					422.090
	- A0136 Academia de Ciencias Físicas, Matemáticas y Naturales	620.842					620.842
	- A0137 Academia de Ciencias Políticas y Sociales	766.380					766.380
	- A0138 Academia Nacional de la	920.301					920.301

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	Historia						
	- A0139 Academia Venezolana de la Lengua	381.940					381.940
	- A0140 Academia Nacional de Medicina	638.016					638.016
	- A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)	132.433.351					132.433.351
	- A0387 Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)	5.636.772					5.636.772
	- A0410 Fundación Bolivariana de Informática y Telemática (FUNDABIT)	80.692.880					80.692.880
	- A0425 Fundación Samuel Robinson	55.786					55.786
	- A0477 Fundación Colombeia	17.165.066					17.165.066
	- A0484 Fundación Nacional El Niño Simón	94.040.767					94.040.767
	- A0491 Fundación Escuela Metropolitana de Formación Ciudadana "Simón Rodríguez" (FEMFOC)	5.357.118					5.357.118
	- A0911 Academia Nacional de la Ingeniería y el Hábitat	388.228					388.228
4.07.01.03.04	Transferencias corrientes a instituciones de protección social	194.233.399					194.233.399
	- A0056 Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)	194.233.399					194.233.399

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	1.421.447.117					1.421.447.117
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.421.447.117					1.421.447.117
4.07.01.01.00	Transferencias corrientes internas al sector privado	1.421.447.117					1.421.447.117
4.07.01.01.70	Subsidios educacionales al sector privado	1.364.005.187					1.364.005.187
	- S0063 Asociación Civil la Escuela es el Barrio el Golfito Cabimas, Zulia.	576.355					576.355
	- S0672 Fundación Peter Alexander para Niños Autistas del Zulia (FUPANAZ)	78.000					78.000
	- S1040 Convenio ME - AVEC	1.308.353.383					1.308.353.383
	- S1041 Planteles no Afiliados al Convenio	3.426.128					3.426.128
	- S1311 Asociación Civil Unidad Educativa Colegio Adventista Yaritagua	50.000					50.000
	- S1451 Instituto Venezolano de Capacitación Profesional de la Iglesia	45.000.000					45.000.000
	- S1525 Asociación Civil del Ministerio de Educación, Cultura y Deportes (ASOCIMECD)	1.487.868					1.487.868
	- S1541 Fundación Latinoamericana por los Derechos Humanos y el Desarrollo Social (Fundalatin)	232.424					232.424
	- S1572 Fundación Jóvenes Indígenas del Internado Madre Mazzarello, Municipio Autónomo Atures del Estado Amazonas	23.400					23.400
	- S1573 Unidad Educativa "Simón Rodríguez", Municipio Juan Antonio Sotillo del Estado Anzoátegui	18.720					18.720
	- S1574 Asociación Civil Unidad Educativa Santa Eulalia, Municipio Bolívar del Estado Anzoátegui	21.840					21.840

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1575 Unidad Educativa Virgen de Betania, Municipio Biruaca del Estado Apure	61.776					61.776
	- S1576 Centro de Capacitación Comercial y Administrativa Elorza, Municipio Rómulo Gallegos del Estado Apure	70.200					70.200
	- S1577 Unidad Educativa Escuela Básica Privada Simón Rodríguez, Municipio Girardot del Estado Aragua	29.203					29.203
	- S1578 Escuela Básica Bolivariana, Municipio Libertador del Estado Aragua	31.075					31.075
	- S1579 Unidad Educativa Básica Bartolomé Salom, Municipio Girardot del Estado Aragua	33.564					33.564
	- S1580 Unidad Educativa Colegio Bicentenario 2, Municipio Santiago Mariño del Estado Aragua	38.918					38.918
	- S1585 Asociación Civil Congregación Hermanas Agustinas, Municipio Girardot del Estado Aragua	18.720					18.720
	- S1586 Unidad Educativa Privada Casa de Dios, Municipio Girardot del Estado Aragua	41.184					41.184
	- S1587 Unidad Educativa Juan Pablo II, Municipio Bolívar del Estado Barinas	49.420					49.420
	- S1589 Hogar Sagrada Familia Hermanas Bethelmitas, Municipio Antonio José de Sucre del Estado Barinas	18.720					18.720
	- S1590 Asociación Civil Educativa Tomas de Heres, Municipio Cedeño del Estado Bolívar	18.720					18.720

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1591 Unidad Educativa Colegio "Vicente Emilio Sojo", Municipio Cedeño del Estado Bolívar	29.240					29.240
	- S1593 Congregación Hermanas Franciscanas del Sagrado Corazón de Jesús - Misión Santa T. de Kanavayen, Municipio Gran Sabana del Estado Bolívar	18.720					18.720
	- S1594 Unidad Educativa San Juan Bautista, Municipio Cedeño del Estado Bolívar	31.200					31.200
	- S1595 Unidad Educativa Colegio San Pedro y San Pablo, Municipio El Callao del Estado Bolívar	32.112					32.112
	- S1598 Unidad Educativa Dr. Salvador Feo La Cruz, Municipio Carlos Arvelo del Estado Carabobo	78.000					78.000
	- S1600 Unidad Educativa Ezequiel Zamora, Municipio Tinaco del Estado Cojedes	20.077					20.077
	- S1601 Unidad Educativa Miguel Palao Rico, Municipio San Carlos del Estado Cojedes	78.000					78.000
	- S1605 Preescolar Asistencial Virgen de Altagracia, Municipio Libertador del Distrito Capital	33.321					33.321
	- S1606 Unidad Educativa Evangélica Arco de Triunfo, Municipio Libertador del Distrito Capital	26.395					26.395
	- S1607 Asociación Civil Colegio Agramonte, Municipio Libertador del Distrito Capital	31.824					31.824
	- S1609 Instituto Psicopedagógico El Ávila A.C..	50.544					50.544
	- S1611 Unidad Educativa Privada Miguel Ángel, Municipio Libertador del Distrito Capital	22.144					22.144

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1614 Amigos del Instituto Vista Alegre, Municipio Libertador del Distrito Capital	24.710					24.710
	- S1615 Asociación Civil de Educación Integral San Benito, Municipio Libertador del Distrito Capital	11.100					11.100
	- S1616 Asociación Civil Unidad Educativa "Colegio Rey Jesús", Municipio Libertador del Distrito Capital	35.006					35.006
	- S1618 Unidad Educativa "Adventista Carapita", Municipio Libertador del Distrito Capital	20.872					20.872
	- S1621 Fondo Editorial para el Desarrollo de la Educación Superior (F.E.D.E.S.), Municipio Libertador del Distrito Capital	4.212					4.212
	- S1622 Fundación Mevorah Florentín, Municipio Libertador del Distrito Capital	18.720					18.720
	- S1623 Casa Hogar Divino Niño, Municipio Libertador del Distrito Capital	14.976					14.976
	- S1624 Fundación Atención Integral Juvenil - FUNDAINIL, Municipio Libertador del Distrito Capital	14.040					14.040
	- S1625 Preescolar "Vicente Salias", Municipio Libertador del Distrito Capital	42.064					42.064
	- S1626 Colegio "El Centauro de los Llanos", Municipio Libertador del Distrito Capital	28.572					28.572
	- S1627 Preescolar "El Principio de la Sabiduría", Municipio Libertador del Distrito Capital	28.572					28.572
	- S1628 Preescolar "Virgen del Rosario", Municipio Libertador del Distrito Capital	28.572					28.572
	- S1629 Comisión Servicio Social Internacional, Municipio Libertador del Distrito Capital	60.028					60.028

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1630 Unidad Educativa Integral Fermín Toro, Municipio Libertador del Distrito Capital	28.572					28.572
	- S1631 Fundación La Nueva Esperanza, Municipio Libertador del Distrito Capital	14.976					14.976
	- S1635 Unidad Educativa César Rengifo, Municipio Libertador del Distrito Capital	28.080					28.080
	- S1638 Unidad Educativa Instituto República, Municipio Miranda del Estado Falcón	31.075					31.075
	- S1640 Unidad Educativa Nuestra Señora de Guadalupe, Municipio Miranda del Estado Falcón	30.381					30.381
	- S1641 Unidad Educativa Colegio Sagrada Familia, Municipio Carirubano, Estado Falcón	33.246					33.246
	- S1642 Unidad Educativa Colegio "Monseñor Ramón de Jesús Loreto Rodríguez", Municipio Francisco de Miranda del Estado Guárico	51.061					51.061
	- S1643 Unidad Educativa "Don Prospero Infante", Municipio José Tadeo Monagas del Estado Guárico	48.278					48.278
	- S1644 Unidad Educativa Colegio "Dr. Roberto Vargas", Municipio Ortiz del Estado Guárico	48.278					48.278
	- S1645 Unidad Educativa Colegio "La Milagrosa", Municipio Iribarren del Estado Lara	40.809					40.809
	- S1646 Colegio Libertador, Municipio Torres del Estado Lara	40.809					40.809
	- S1647 Unidad Educativa Colegio Carora, Municipio Torres del Estado Lara	40.809					40.809

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1649 Unidad Educativa Instituto "Santa Ana", Municipio Iribarren del Estado Lara	43.149					43.149
	- S1652 Asociación Musical de Sanare "Daniel Ortiz", Municipio Jiménez del Estado Lara	28.080					28.080
	- S1653 Preescolar La Pastora Dávila, Municipio Iribarren del Estado Lara	18.720					18.720
	- S1654 Hogar de Niños Impedidos Don Orione, Municipio Iribarren del Estado Lara	78.000					78.000
	- S1655 Asociación Civil Seminario Divina Pastora, Municipio Iribarren del Estado Lara	10.296					10.296
	- S1656 Pequeño Cottolengo Don Orione, Municipio Iribarren del Estado Lara	78.000					78.000
	- S1657 Unidad Educativa Colegio San Pablo Apóstol, Municipio Iribarren del Estado Lara	31.168					31.168
	- S1658 Unidad Educativa Colegio Coronel Ramón García de Sena, Municipio Iribarren del Estado Lara	40.519					40.519
	- S1659 Fundación Experimental Saysayal, Municipio Andrés Bello del Estado Mérida	32.688					32.688
	- S1660 Asociación Merideña de Padres y Amigos de Niños Excepcionales (AMEPANE), Municipio Libertador del Estado Mérida	32.001					32.001
	- S1661 Centro de Desarrollo Humano El Candil, Municipio Zea del Estado Mérida	78.000					78.000
	- S1662 Asociación Civil Colegio "Dr. Ramón Reinoso Núñez", Municipio Alberto Adriani del Estado Mérida	31.168					31.168

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	Presupuesto 2012
	- S1663 Asociación Civil Hogar San José de la Serra, Municipio Libertador del Estado Mérida	19.843					19.843
	- S1664 SAPRENDEH (Centro de Desarrollo Humano "El Velero", Municipio Zea del Estado Mérida	78.000					78.000
	- S1665 SAPRENDEH (Centro de Desarrollo Humano "El Alva"), Municipio Tovar del Estado Mérida	78.000					78.000
	- S1667 Asociación Civil Centro Profesional Santa Lucia, Municipio Paz Castillo del Estado Miranda	37.104					37.104
	- S1669 Unidad Educativa Colegio de Educación Especial Múltiple - CENEDEM, Municipio Guaicaipuro del Estado Miranda	39.000					39.000
	- S1670 Unidad Educativa El Gran Rabit I, Municipio Guaicapuro del Estado Miranda	39.000					39.000
	- S1671 Instituto Docente Complejo Educativo y Cultural de Barlovento Fundación "Víctor Sosa", Municipio Guaicapuro del Estado Miranda	45.021					45.021
	- S1672 Educación Básica Colegio Brisas de Turumo, Municipio Guaicaipuro del Estado Miranda	42.770					42.770
	- S1674 Unidad Educativa Batalla de la Victoria, Municipio Guaicaipuro del Estado Miranda	23.865					23.865
	- S1676 Unidad Educativa José Antonio Páez, Municipio Turén del Estado Portuguesa	48.278					48.278
	- S1678 Unidad Educativa Colegio Adventista Andrés Bello, Municipio Guanare del Estado Portuguesa	48.278					48.278

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1679 Fundación para el Desarrollo Social San Rafael Arcángel (FUNDES), Municipio Esteller del Estado Portuguesa	48.235					48.235
	- S1680 Unidad Educativa Santa Rita, Municipio Arismendi del Estado Sucre	16.304					16.304
	- S1681 Unidad Educativa Privada Fray Bartolomé de las Casas, Municipio Bermúdez del Estado Sucre	31.467					31.467
	- S1684 Asociación Civil Liceo "Dr. Julio Suárez Lozada", Municipio San Cristóbal del Estado Táchira	48.278					48.278
	- S1686 Fundación Juan Pablo II, Municipio Michelena del Estado Táchira	48.278					48.278
	- S1687 Unidad Educativa Juan Pablo Pérez Alfonso, Municipio Bolívar del Estado Táchira	30.888					30.888
	- S1688 Fundación Taller Escuela, Municipio Independencia del Estado Táchira	78.000					78.000
	- S1691 Unidad Educativa Colegio San Pancracio, Municipio San Cristóbal del Estado Táchira	30.888					30.888
	- S1692 Asociación Civil Unidad Educativa Colegio Doña Mery Morales de Zambrano, Municipio Michelena del Estado Táchira	46.987					46.987
	- S1693 Asociación Civil Unidad Educativa Colegio Nuestra Señora de Lourdes, Municipio Panamericano del Estado Táchira	48.278					48.278
	- S1694 Colegio Monseñor Acacio Chacón, Municipio Andrés Bello del Estado Táchira	25.327					25.327
	- S1695 Unidad Educativa "Colegio Los Andes", Municipio Junín del Estado Táchira	52.658					52.658

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1696 Asociación Civil de Protección Social - Instituto Coromoto, Municipio San Cristóbal del Estado Táchira	18.720					18.720
	- S1698 Colegio Blanca Graciela Arias de Caballero, Municipio Junín del Estado Táchira	37.440					37.440
	- S1699 Escuela Básica Adventista José Antonio Páez, Municipio Valera del Estado Trujillo	18.720					18.720
	- S1700 Unidad Educativa Colegio "Monseñor Camargo" (Diurno), Municipio Boconó del Estado Trujillo	34.264					34.264
	- S1701 Colegio Mariscal Antonio José de Sucre, Municipio Sucre del Estado Trujillo	48.278					48.278
	- S1703 Unidad Educativa Tomas Alba Edison, Estado Vargas	37.440					37.440
	- S1707 Colegio Fundación Coy, Municipio Peña del Estado Yaracuy	46.987					46.987
	- S1708 Colegio Privado Mixto El Gran Bolívar, Municipio Maracaibo del Estado Zulia	36.168					36.168
	- S1709 Fundación Unidad Educativa El Gran Prócer, Municipio Maracaibo del Estado Zulia	50.824					50.824
	- S1711 Asociación Civil Unidad Educativa Profesor Augusto Mijares - Instituto Privado Mixto, Municipio Machiques de Perijá del Estado Zulia	24.800					24.800
	- S1712 Colegio Luz y Verdad, Municipio Maracaibo del Estado Zulia	26.937					26.937
	- S1714 Unidad Educativa Privada Santa Bárbara, Municipio Maracaibo del Estado Zulia	46.734					46.734

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1715 Liceo General Rafael Urdaneta, Municipio la Cañada de Urdaneta del Estado Zulia	42.417					42.417
	- S1717 Unidad Educativa Jacinto Lara - Mixto, Municipio Maracaibo del Estado Zulia	25.452					25.452
	- S1719 Fundación Unidad Educativa Madre Mercedes Molina Sociedad Civil Sin Fines de Lucro, Municipio San Francisco del Estado Zulia	78.000					78.000
	- S1721 Asociación Civil Sin Fines de Lucro Centro Educativo de Artes y Oficios María Auxiliadora, Municipio Mara del Estado Zulia	21.950					21.950
	- S1722 Unidad Educativa Mi Ángel de la Guarda, Municipio Cabimas del estado Zulia	52.656					52.656
	- S1724 Unidad Educativa Miguel Otero Silva, Municipio Maracaibo del Estado Zulia	48.278					48.278
	- S1725 Unidad Educativa León Jerome Hoet, Municipio Jesús Enrique Lozada del Estado Zulia	40.509					40.509
	- S1727 Unidad Educativa Peniel, Municipio San Francisco del Estado Zulia	62.400					62.400
	- S1728 Fundación Fray Junipero de Escalada, Municipio San Francisco del Estado Zulia	78.000					78.000
	- S1730 Unidad Educativa José María España, Municipio Maracaibo del Estado Zulia	34.632					34.632
	- S1793 Asociación Civil Unidad Educativa Martín Tobar Ponte, Distrito Capital	28.605					28.605
	- S1794 Asociación Civil Comunidad Educativa Preescolar Fresilandaia, Distrito Capital	32.853					32.853

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1795 Asociación Civil Unidad Básica Colegio Juan Manuel Olivares, Distrito Capital	28.080					28.080
	- S1796 Asociación Civil Preescolar Asistencial Medina Angarita, Distrito Capital	29.203					29.203
	- S1797 Unidad Educativa Preescolar Santa Isabel, Distrito Capital	26.582					26.582
	- S1798 Preescolar Mi Madre Emilia, Distrito Capital	25.459					25.459
	- S1799 S. C. Perlitas del Saber, Distrito Capital	18.720					18.720
	- S1800 Preescolar Asistencial Laura Alvarado de Cardozo - Plan de Manzano - Distrito Capital	20.592					20.592
	- S1801 Asociación Civil Unidad Educativa Arnoldo Gabaldón, Distrito Capital	37.440					37.440
	- S1803 Asociación Civil Unidad Educativa Preescolar Asistencial Santa Rita, Distrito Federal	20.592					20.592
	- S1804 Asociación Civil de Formación Técnica, Distrito Federal	22.464					22.464
	- S1805 Asociación Civil Preescolar Asistencial Prócer Pedro Camejo, Distrito Capital	18.720					18.720
	- S1808 Asociación Educativa Rafael Urdaneta, Distrito Capital	20.592					20.592
	- S1809 Preescolar Asistencial José Gregorio Hernández, Distrito Capital	24.336					24.336
	- S1810 Unidad Educativa Integral Padre Manuel María de Aguilar (ASOEDUPAMAA), Distrito Capital	37.440					37.440
	- S1811 Comunidad Educativa Preescolar Asistencial San Antonio, Distrito Capital	18.720					18.720

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1814 Unidad Educativa Colegio Valores Humanos, Libertador, Estado Táchira	31.118					31.118
	- S1860 Pre-Escolar Asistencial Don Pablo Acosta, Municipio Libertador, Distrito Metropolitano de Caracas	18.720					18.720
	- S1862 Jardín de Infancia Mi Casita, Municipio Libertador, Distrito Metropolitano de Caracas	10.608					10.608
	- S1863 Santa Cecilia, Municipio Libertador, Distrito Metropolitano de Caracas	18.720					18.720
	- S1864 Sociedad Civil Pre-Escolar Asistencial 23 de Enero, Municipio Libertador, Distrito Metropolitano de Caracas	10.608					10.608
	- S1865 Pre-Escolar Asistencial Ana Teresa Parra, Municipio Libertador, Distrito Metropolitano de Caracas	18.720					18.720
	- S1866 Asociación Civil Centro Educativo del Desarrollo Integral (CEDI), Municipio Libertador, Distrito Metropolitano de Caracas	10.920					10.920
	- S1867 Unidad Educativa Travesuras, Pre-Escolar Asistencial, Municipio Libertador, Distrito Metropolitano de Caracas	12.480					12.480
	- S1870 Unidad Educativa Privada Profesor Bruno Rafael Bello Cedeño, Municipio Arismendi, Estado Sucre	11.700					11.700
	- S1871 Asociación Civil Unidad Educativa Colegio Privado El Roble, Municipio Valera, Estado Trujillo	14.040					14.040
	- S2289 Asociación Civil Escuela Agroecológica Ezequiel Zamora - Guambra	120.000					120.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.01.01.72	Subsidios culturales al sector privado	47.875.738					47.875.738
	- S0148 Banco del Libro	347.800					347.800
	- S0587 Fundación para el Desarrollo de las Ciencias Físicas, Matemáticas y Naturales (FUDECI)	2.075.208					2.075.208
	- S0635 Fundación Museo de los Niños.	893.000					893.000
	- S0942 Sociedad Orquesta Sinfónica de Venezuela.	38.424.675					38.424.675
	- S1523 Fundación Palacio de las Academias	1.662.860					1.662.860
	- S1549 Fundación Bartolomé Ferrer - Nueva Esparta	29.328					29.328
	- S1571 Fundación Luis Beltrán Prieto Figueroa	282.000					282.000
	- S1768 Orquesta Sinfónica de la Opera	1.466.400					1.466.400
	- S1883 Fundación para el Sistema Nacional de Ballet Juveniles e Infantiles de Venezuela	1.128.000					1.128.000
	- S2147 Fundación Generalísimo Francisco de Miranda	470.000					470.000
	- S2245 Fundación Grupo Madera	1.096.467					1.096.467
4.07.01.01.73	Subsidios a instituciones benéficas privadas	9.566.192					9.566.192
	- S0236 Centro Multidisciplinario Orientación Sin Drogas (CEMODRO).	24.440					24.440
	- S0747 Hogares Crea de Venezuela	9.400.000					9.400.000
	- S1755 Fundación Vida Mejor (FUNVIME)	36.660					36.660
	- S1762 Fundación Niños Discapacitados (FUNDISNE)	61.100					61.100
	- S1763 Fundación República Insular	43.992					43.992

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	1.793.225					1.793.225
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	1.793.225					1.793.225
4.07.02.01.00	Transferencias corrientes al exterior	1.793.225					1.793.225
4.07.02.01.04	Transferencias corrientes a organismos internacionales	1.793.225					1.793.225
	- I0043 Fondo Especial Multilateral del Consejo Interamericano para el Desarrollo Integral de la Ciencia y la Cultura (F.E.M.C.I.D.I.C.C.)	35.769					35.769
	- I0063 Instituto Panamericano de Geografía e Historia (I.P.G.H.)	527					527
	- I0076 Organización de Estados Iberoamericanos para la Educación, la Ciencia y la Cultura O.E.I., en España.	357.258					357.258
	- I0080 Organización de las Naciones Unidas para la Educación, la Ciencia y la Cultura (UNESCO)	357.258					357.258
	- I0111 Cooperación Técnica con el Área del Caribe. Programas Educativos, Culturales, Centro Interamericano de Idiomas	12.816					12.816
	- I0155 Asociación de Televisión Educativa Iberoamericana (A.T.E.I.)	664.602					664.602
	- I0205 Asociación de Estados Iberoamericanos para el Desarrollo de las Bibliotecas Nacionales de Iberoamerica (ABINIA)	149.995					149.995
	- I0228 Laboratorio Latinoamericano de Evaluación de Calidad de la Educación	215.000					215.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	3.749.452.728		731.454.996			4.480.907.724
	TOTAL	3.749.452.728		731.454.996			4.480.907.724

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	15.788.717					15.788.717
4.03	Servicios no personales	12.471.303					12.471.303
4.04	Activos reales	10.020.546					10.020.546
	TOTAL	38.280.566					38.280.566

13

Ministerio del Poder Popular para el Trabajo y Seguridad Social

MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Desde hace 12 años, en Venezuela se desarrollan profundos cambios políticos, sociales, culturales y económicos impulsados por el Gobierno Bolivariano que ha colocado su acento en la construcción de lineamientos y bases sólidas que permitan la construcción de un modelo socialista que favorezca a las grandes mayorías.

En este aspecto, son muy claras las directrices emanadas del Comandante Presidente Hugo Chávez Frías, quien manifiesta que "concretar la sociedad socialista", supone un largo tránsito, recorrido que es conocido por los teóricos como el proceso de transición. La transición al socialismo puede durar muchos años, resultando un proceso de quiebre generacional, que debe ser vista en términos de proceso, tanto de destrucción como de construcción; un proceso de destrucción de los elementos de la vieja sociedad capitalista que todavía permanece. Se busca así, promover el ideal de establecer nuevas relaciones de convivencia humana basadas en la equidad, la justicia social y la solidaridad.

Entendiendo el compromiso con los cambios emprendidos por el gobierno bolivariano, el Ministerio del Poder Popular para el Trabajo y Seguridad Social, ha definido políticas y proyectos para el ejercicio económico financiero 2012, signados por el compromiso de seguir avanzando en logros sociales que reconozcan y garanticen los derechos de la clase trabajadora, mediante el fortalecimiento de los servicios de promoción, intermediación, formación y defensa de los derechos y obligaciones de trabajadores y trabajadoras, así como en la protección de fuentes de empleo seguras y de calidad.

La Constitución de la República Bolivariana de Venezuela (CRBV), consagra el derecho de toda persona al trabajo y a la seguridad social integral, a su vez hace hincapié en que el Estado debe garantizar, en condiciones de equidad e igualdad de hombres y mujeres, el derecho al trabajo de las y los jóvenes, ancianos y ancianas, y personas con algún tipo de discapacidad, así como que todo trabajador y trabajadora debe contar con una ocupación productiva en condiciones de higiene, salud, seguridad laboral y ambiente de trabajo adecuado, y con un salario digno. También establece el derecho a las prestaciones sociales, al descanso semanal y a las vacaciones anuales remuneradas, igualmente constituir libremente organizaciones sindicales, a la negociación colectiva voluntaria, y a la huelga (*Título III "De los Deberes, Derechos Humanos y Garantías" - Capítulo V "De los Derechos Sociales y de las Familias"*).

En el mismo Título III de la CRBV, en el capítulo VII "De los Derechos Económicos", se reconoce el derecho de los trabajadores y trabajadoras, así como de la comunidad, para desarrollar asociaciones de carácter social y participativo, facilitando el ejercicio de cualquier actividad económica para lo cual el Estado promoverá y protegerá estas asociaciones destinadas a mejorar la economía popular y alternativa.

En este contexto, el Ministerio del Poder Popular para el Trabajo y Seguridad Social, como factor de apoyo y de impulso a la organización, formación y defensa de los derechos de la clase trabajadora, diseñó las políticas y proyectos que serán desarrollados durante el Ejercicio Económico y Financiero 2012, en concordancia con las directrices emanadas del Proyecto Nacional Simón Bolívar, Primer Plan Socialista de Desarrollo Económico y Social de la Nación 2007-2012, lo que permitirá fortalecer, bajo los ideales de justicia social, equidad y solidaridad, la construcción del Estado Social, Participativo y de Derecho

En este sentido se han formulado diecinueve proyectos para el año 2012, del Ministerio del Poder Popular para el Trabajo y Seguridad Social y sus Entes Adscritos, de los cuales trece corresponden al Despacho Ministerial; dos al Instituto Venezolano de los Seguros Sociales (IVSS); tres al Instituto Nacional de Capacitación y Recreación de los Trabajadores (Incret), y uno al Instituto Nacional de Prevención, Salud y Seguridad Laborales (Inpsasel), donde se sintetizan los efectos e impactos sociales que se pretenden alcanzar y cuyas premisas están sustentadas en el Presupuesto para el Ejercicio Económico Financiero 2012.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad						
N.E.	Ppto.			Fem.	Masc.	Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
115.534	130104000	Atención de los compromisos y relaciones bilaterales y multilaterales que en materia laboral tiene la República Bolivariana de Venezuela.	Participación en Proyecto			28	3.111.746			3.111.746
115.555	130105000	Sistema integrado de gestión documental, registros estadísticos e informáticos.	Persona Atendida			1.820.000	20.381.198			20.381.198
115.709	130106000	Fortalecimiento del Registro Nacional de Empresas y Establecimientos y de la emisión de la Solvencia Laboral.	Solicitud			410.000	2.581.060			2.581.060
115.542	130107000	Difusión de planes, programas, proyectos y otras informaciones de interés público en materia sociolaboral.	Pieza			113	12.699.381			12.699.381
115.662	130108000	Protección y regulación de la negociación colectiva y el derecho a la sindicalización de trabajadores y trabajadoras.	Trabajador Beneficiado	250.000	250.000	500.000	35.274.852			35.274.852
115.653	130109000	Protección de los derechos laborales de trabajadores y trabajadoras a través de las Inspectorías del Trabajo.	Ciudadano Atendido	850.000	850.000	1.700.000	148.906.053			148.906.053
115.541	130110000	Sistema de seguimiento, control y supervisión de los deberes y derechos contemplados en materia de seguridad social	Informe			4	7.159.678			7.159.678
115.531	130111000	Fortalecimiento de la atención, inspección y mediación en materia de condiciones de trabajo y seguridad social en el sector agrícola.	Trabajador Atendido	90.000	90.000	180.000	10.181.524			10.181.524
115.578	130112000	Defensa, asesoría, asistencia y representación gratuita de los trabajadores y trabajadoras.	Trabajador Atendido	249.000	249.000	498.000	50.870.587			50.870.587
115.658	130113000	Fortalecimiento de la inclusión laboral de las personas económicamente activas desocupadas, migrantes con relación de dependencia laboral y personas con algún tipo de discapacidad.	Persona Beneficiada			240.000	46.220.367			46.220.367
115.549	130114000	Formación e investigación en materia laboral para el mejoramiento en la atención a la realidad laboral venezolana.	Funcionario Capacitado			3.000	1.463.985			1.463.985
115.536	130115000	Mejoramiento de la infraestructura y mobiliario de las sedes para una atención más eficiente de los usuarios y dignificación de las condiciones de trabajo.	Sede Adqui-Rehabilit-Equipada			30	67.207.347			67.207.347

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad						
N.E.	Ppto.			Fem.	Masc.	Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
116.424	130116000	Desarrollo y activación del Instituto Nacional de Pensiones y Otras Asignaciones Económicas y del Instituto de Tesorería de la Seguridad Social	Proyecto			2	8.558.941			8.558.941
	139999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			17.335.296.001	13.335.296.001	4.000.000.000		17.335.296.001
						TOTAL	13.749.912.720	4.000.000.000		17.749.912.720

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2012
130001000	Dirección y Coordinación de los Gastos de los Trabajadores	309.172.210			309.172.210
130002000	Gestión Administrativa	1.212.378.948			1.212.378.948
130003000	Previsión y Protección Social	45.299.202			45.299.202
130007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	1.638.959			1.638.959
	TOTAL	**1.568.489.319**			**1.568.489.319**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos: F	N° de Cargos: M	N° de Cargos: V	N° de Cargos: Total	Sueldos/Salarios	Compensaciones	Presupuesto 2012
Personal Fijo a Tiempo Completo	**1.467**	**1.071**	**729**	**3.267**	**68.716.034**	**22.438.244**	**91.154.278**
Altos Funcionarios y de Elección Popular	1			1	25.241		25.241
Alto Nivel y de Dirección	21	28		49	767.951		767.951
Directivo	21	22	12	55	1.054.128		1.054.128
Profesional y Técnico	548	219	365	1.132	26.312.965	9.871.899	36.184.864
Personal Administrativo	521	159	227	907	17.080.788	4.667.506	21.748.294
Obrero	355	643	125	1.123	23.474.961	7.898.839	31.373.800
Personal Contratado	**793**	**484**		**1.277**	**29.429.477**		**29.429.477**
Profesional y Técnico	373	314		687	14.985.391		14.985.391
Personal Administrativo	359	145		504	12.337.807		12.337.807
Personal Docente	60	23		83	2.031.279		2.031.279
Obrero	1	2		3	75.000		75.000
TOTAL	**2.260**	**1.555**	**729**	**4.544**	**98.145.511**	**22.438.244**	**120.583.755**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	265	61	**326**	**14.837.630**
Obreros	21	20	41	2.069.282
Empleados	244	41	285	12.768.348
Jubilados	445	207	**652**	**30.461.572**
Obreros	39	58	97	4.491.901
Empleados	406	149	555	25.969.671
TOTAL	**710**	**268**	**978**	**45.299.202**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	588.976.557			588.976.557
4.02	Materiales, suministros y mercancías	33.171.864			33.171.864
4.03	Servicios no personales	98.440.722			98.440.722
4.04	Activos reales	62.998.272			62.998.272
4.07	Transferencias y donaciones	14.524.814.624	4.000.000.000		18.524.814.624
4.11	Disminución de pasivos	10.000.000			10.000.000
	TOTAL	**15.318.402.039**	**4.000.000.000**		**19.318.402.039**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	14.479.312.160	4.000.000.000		18.479.312.160
4.07.01.00.00	Transferencias y donaciones corrientes internas	14.479.312.160	4.000.000.000		18.479.312.160
4.07.01.03.00	Transferencias corrientes internas al sector público	14.479.312.160	4.000.000.000		18.479.312.160
4.07.01.03.03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	14.479.312.160	4.000.000.000		18.479.312.160
	- A0051 Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)	122.569.398			122.569.398
	- A0055 Instituto Venezolano de los Seguros Sociales (IVSS)	14.126.802.444	4.000.000.000		18.126.802.444
	- A0176 Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)	229.940.318			229.940.318

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	59.031			59.031
4.07.01.00.00	Transferencias y donaciones corrientes internas	59.031			59.031
4.07.01.01.00	Transferencias corrientes internas al sector privado	59.031			59.031
4.07.01.01.75	Subsidios a organismos laborales y gremiales	59.031			59.031
	- S1504 Asociación de Jubilados y Pensionados del Ministerio del Trabajo	10.010			10.010
	- S1888 Asociación Civil del Ministerio del Trabajo (ASOMITRA)	49.021			49.021

PROYECTO:	COD. N.E: 115534 COD. PPTO: 130104000 Atención de los compromisos y relaciones bilaterales y multilaterales que en materia laboral tiene la República Bolivariana de Venezuela.
UNIDAD DE MEDIDA:	Participación en Proyecto
CANTIDAD:	Fem.(0) Mas.(0) Total(28)
ASIGNACIÓN PRESUPUESTARIA:	3.111.746
DIRECTRIZ ESTRATÉGICA:	Avanzar hacia la Nueva Etapa en la Geopolítica Internacional
OBJETIVO ESTRATÉGICO:	Posicionamiento internacional del ámbito sociolaboral para fortalecer el equilibrio multinacional y la agenda social.
OBJETIVOS ESPECÍFICOS:	Respaldar la visión humanista e integradora en materia laboral sostenida por la República Bolivariana de Venezuela en los foros nacionales, regionales y mundiales, así como en los organismos especializados y organismos internacionales.
RESULTADO:	Participaciones efectivas de la representación de la República Bolivariana de Venezuela en el ámbito internacional en materia laboral. Los resultados estarán reflejados en la ejecución de veintiocho actividades e informes tendientes a lograr mejoras referentes a la situación de los trabajadores y trabajadoras de la República Bolivariana de Venezuela, mediante la suscripción de acuerdos y convenios en el ámbito internacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.203.351					1.203.351
4.02	Materiales, suministros y mercancías	54.131					54.131
4.03	Servicios no personales	1.854.264					1.854.264
	TOTAL	**3.111.746**					**3.111.746**

PROYECTO: COD. N.E: 115555 COD. PPTO: 130105000 Sistema integrado de gestión documental, registros estadísticos e informáticos.

UNIDAD DE MEDIDA: Persona Atendida

CANTIDAD: Fem.(0) Mas.(0) Total(1.820.000)

ASIGNACIÓN PRESUPUESTARIA: 20.381.198

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Concientizar al funcionario del trabajo en su papel de servidor público integral al servicio de los trabajadores y trabajadoras, garantizando eficacia y efectividad en la respuesta a las solicitudes de los usuarios, fortaleciendo la transparencia e idoneidad de los procesos y procedimientos.

OBJETIVOS ESPECÍFICOS: Adecuar y optimizar el funcionamiento operativo de la plataforma tecnológica y el intercambio electrónico de datos vía satelital y digital en tiempo real, permitiendo desarrollar aplicaciones de sistemas que amplíen la producción estadística institucional conjuntamente con la sistematización de la gestión documental, a fin de fortalecer la transparencia, celeridad y trazabilidad de los procesos y generar un sistema dinámico de indicadores y objetivos.

RESULTADO: Trabajadores y trabajadoras atendidas bajo el principio constitucional de celeridad de respuesta, mediante aplicaciones de sistemas con un seguimiento constante de la evolución del proceso administrativo, a través de indicadores dinámicos de gestión y la sistematización documental.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	11.182.318					11.182.318
4.02	Materiales, suministros y mercancías	1.614.974					1.614.974
4.03	Servicios no personales	5.463.234					5.463.234
4.04	Activos reales	2.120.672					2.120.672
	TOTAL	**20.381.198**					**20.381.198**

PROYECTO: COD. N.E: 115709 COD. PPTO: 130106000 Fortalecimiento del Registro Nacional de Empresas y Establecimientos y de la emisión de la Solvencia Laboral.

UNIDAD DE MEDIDA: Solicitud

CANTIDAD: Fem.(0) Mas.(0) Total(410.000)

ASIGNACIÓN PRESUPUESTARIA: 2.581.060

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Garantizar la defensa del derecho a un trabajo digno y decente, mediante el fortalecimiento de los servicios de promoción, intermediación y fiscalización.

OBJETIVOS ESPECÍFICOS: Fortalecer el sistema de emisión de la Solvencia Laboral como mecanismo de control del cumplimiento de los derechos laborales.

RESULTADO: Solvencias laborales emitidas a todas las empresas y establecimientos que cumplen satisfactoriamente con la normativa laboral.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	985.059					985.059
4.03	Servicios no personales	797.943					797.943
4.04	Activos reales	798.058					798.058
	TOTAL	**2.581.060**					**2.581.060**

PROYECTO: COD. N.E: 115542 COD. PPTO: 130107000 Difusión de planes, programas, proyectos y otras informaciones de interés público en materia sociolaboral.

UNIDAD DE MEDIDA: Pieza

CANTIDAD: Fem.(0) Mas.(0) Total(113)

ASIGNACIÓN PRESUPUESTARIA: 12.699.381

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Contar con trabajadoras y trabajadores informados sobre la situación y los avances logrados en materia sociolaboral, un mayor posicionamiento de las políticas sociolaborales del Estado, dentro de la opinión pública nacional y una clase trabajadora con más claridad sobre sus derechos.

OBJETIVOS ESPECÍFICOS: Difundir información veraz y oportuna sobre planes, proyectos, obras, programas y políticas sociolaborales, así como sobre valores y derechos sociales, a través de la elaboración de diferentes productos o piezas comunicacionales diseñadas y dirigidas a audiencias internas y externas.

RESULTADO: Trabajadores y trabajadoras, funcionarios y funcionarias, ciudadanos y ciudadanas, mejor informados e informadas sobre la situación y avances en el terreno en materia laboral y de seguridad social.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	4.121.140					4.121.140
4.02	Materiales, suministros y mercancías	1.485.267					1.485.267
4.03	Servicios no personales	6.906.314					6.906.314
4.04	Activos reales	186.660					186.660
	TOTAL	**12.699.381**					**12.699.381**

PROYECTO: COD. N.E: 115662 COD. PPTO: 130108000 Protección y regulación de la negociación colectiva y el derecho a la sindicalización de trabajadores y trabajadoras.

UNIDAD DE MEDIDA: Trabajador Beneficiado

CANTIDAD: Fem.(250.000) Mas.(250.000) Total(500.000)

ASIGNACIÓN PRESUPUESTARIA: 35.274.852

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Garantizar a los trabajadores y trabajadoras el derecho a la sindicalización y a la negociación colectiva de sus condiciones de trabajo.

OBJETIVOS ESPECÍFICOS: Facilitar los trámites para el registro de organizaciones sindicales y la negociación de Convenciones Colectivas de Trabajo y Pliegos de Peticiones.

RESULTADO: Trabajadores y trabajadoras amparadas en sus derechos colectivos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	33.314.742					33.314.742
4.02	Materiales, suministros y mercancías	1.056.073					1.056.073
4.03	Servicios no personales	533.272					533.272
4.04	Activos reales	370.765					370.765
	TOTAL	**35.274.852**					**35.274.852**

PROYECTO: COD. N.E: 115653 COD. PPTO: 130109000 Protección de los derechos laborales de trabajadores y trabajadoras a través de las Inspectorías del Trabajo.

UNIDAD DE MEDIDA: Ciudadano Atendido

CANTIDAD: Fem.(850.000) Mas.(850.000) Total(1.700.000)

ASIGNACIÓN PRESUPUESTARIA: 148.906.053

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Garantizar la defensa del derecho a un trabajo digno y decente, mediante el fortalecimiento de los servicios de promoción, fiscalización, formación y defensa de los derechos y de las obligaciones de los empleadores, empleadoras, trabajadores y trabajadoras.

OBJETIVOS ESPECÍFICOS: Atender, asesorar y dar respuesta oportuna a las solicitudes de ciudadanos y ciudadanas que acuden a usar los servicios de las Inspectorías del Trabajo.

RESULTADO: Ciudadanos y ciudadanas atendidas oportunamente, recibiendo una respuesta eficaz a sus solicitudes.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	136.893.409					136.893.409
4.02	Materiales, suministros y mercancías	3.591.681					3.591.681
4.03	Servicios no personales	7.786.612					7.786.612
4.04	Activos reales	634.351					634.351
	TOTAL	**148.906.053**					**148.906.053**

PROYECTO: COD. N.E: 115541 COD. PPTO: 130110000 Sistema de seguimiento, control y supervisión de los deberes y derechos contemplados en materia de seguridad social.

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(4)

ASIGNACIÓN PRESUPUESTARIA: 7.159.678

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Promover planes que garanticen el seguimiento de las obligaciones formales de la seguridad social.

OBJETIVOS ESPECÍFICOS: Establecer un sistema de seguimiento y evaluación permanente para mejorar el funcionamiento y el alcance de las políticas que en materia de seguridad social desarrolla el Estado venezolano para sus trabajadores y trabajadoras, adulto y adulta mayor, y otras categorías de personas.

RESULTADO: Lograr un Sistema de Seguimiento y Control en materia de seguridad social.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	808.384					808.384
4.03	Servicios no personales	4.292.192					4.292.192
4.04	Activos reales	2.059.102					2.059.102
	TOTAL	**7.159.678**					**7.159.678**

PROYECTO:	COD. N.E: 115531 COD. PPTO: 130111000 Fortalecimiento de la atención, inspección y mediación en materia de condiciones de trabajo y seguridad social en el sector agrícola.
UNIDAD DE MEDIDA:	Trabajador Atendido
CANTIDAD:	Fem.(90.000) Mas.(90.000) Total(180.000)
ASIGNACIÓN PRESUPUESTARIA:	10.181.524
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Promover planes que garanticen el cumplimento de las condiciones de trabajo y seguridad social a los trabajadores y trabajadoras.
OBJETIVOS ESPECÍFICOS:	Garantizar los derechos derivados de la relación laboral, el cumplimiento de las disposiciones legales y las obligaciones formales de los empleadores o empleadoras, en cuanto a condiciones de trabajo y seguridad social de los trabajadores y trabajadoras del sector agrícola.
RESULTADO:	180.000 trabajadores y trabajadoras con sus núcleos familiares atendidos en el sector agrícola, fundamentalmente en los estados comprendidos en el centro norte llanero, Zulia y Mérida.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	4.244.239					4.244.239
4.02	Materiales, suministros y mercancías	1.720.204					1.720.204
4.03	Servicios no personales	3.822.510					3.822.510
4.04	Activos reales	394.571					394.571
	TOTAL	10.181.524					10.181.524

PROYECTO: COD. N.E: 115578 COD. PPTO: 130112000 Defensa, asesoría, asistencia y representación gratuita de los trabajadores y trabajadoras.

UNIDAD DE MEDIDA: Trabajador Atendido

CANTIDAD: Fem.(249.000) Mas.(249.000) Total(498.000)

ASIGNACIÓN PRESUPUESTARIA: 50.870.587

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Garantizar la defensa del derecho a un trabajo digno y decente, mediante el fortalecimiento de los servicios de promoción, intermediación, fiscalización, formación y defensa de los derechos y de las obligaciones de los trabajadores y trabajadoras.

OBJETIVOS ESPECÍFICOS: Defender, asesorar y asistir a trabajadores y trabajadoras ante instancias administrativas y judiciales para la restitución de sus derechos laborales.

RESULTADO: Trabajadores y trabajadoras que recuperaron derechos vulnerados.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	48.073.084					48.073.084
4.02	Materiales, suministros y mercancías	1.619.144					1.619.144
4.03	Servicios no personales	905.379					905.379
4.04	Activos reales	272.980					272.980
	TOTAL	**50.870.587**					**50.870.587**

PROYECTO: COD. N.E: 115658 COD. PPTO: 130113000 Fortalecimiento de la inclusión laboral de las personas económicamente activas desocupadas, migrantes con relación de dependencia laboral y personas con algún tipo de discapacidad.

UNIDAD DE MEDIDA: Persona Beneficiada

CANTIDAD: Fem.(0) Mas.(0) Total(240.000)

ASIGNACIÓN PRESUPUESTARIA: 46.220.367

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Impulsar y desarrollar las políticas laborales y sociales destinadas a la construcción de una estructura social incluyente, un nuevo modelo social productivo, humanista y endógeno, cumpliendo y haciendo cumplir la normativa legal vigente, facilitando la organización y formación de los trabajadores y trabajadoras, en el marco de la democracia participativa, protagónica y revolucionaria.

OBJETIVOS ESPECÍFICOS: Aplicar mecanismos que contribuyan a mejorar la efectividad de la atención integral y articulación institucional para el registro, organización socioproductiva y capacitación a la población económicamente activa desocupada, población migrante con relación de dependencia laboral y personas con algún tipo de discapacidad.

RESULTADO: 240.000 personas atendidas de la población económicamente activa desocupada, migrantes con relación de dependencia laboral y personas con discapacidad, a través de la organización, orientación, inserción, formación, registro, control, autorización, rehabilitación y capacitación.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	40.691.664					40.691.664
4.02	Materiales, suministros y mercancías	2.352.596					2.352.596
4.03	Servicios no personales	2.395.213					2.395.213
4.04	Activos reales	780.894					780.894
	TOTAL	**46.220.367**					**46.220.367**

PROYECTO: COD. N.E: 115549 COD. PPTO: 130114000 Formación e investigación en materia laboral para el mejoramiento en la atención a la realidad laboral venezolana.

UNIDAD DE MEDIDA: Funcionario Capacitado

CANTIDAD: Fem.(0) Mas.(0) Total(3.000)

ASIGNACIÓN PRESUPUESTARIA: 1.463.985

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Concientizar a los funcionarios del Ministerio del Poder Popular para el Trabajo y Seguridad Social (MINPPTRASS) en su papel de servidor público integral al servicio de los trabajadores y trabajadoras, garantizando eficacia y efectividad en las respuestas a las solicitudes de los usuarios, fortaleciendo la transparencia e idoneidad de los procesos y procedimientos.

OBJETIVOS ESPECÍFICOS: Formar en la temática laboral a los funcionarios del MINPPTRASS.

RESULTADO: Funcionarios de alto y medio nivel con conocimiento amplio de la materia laboral.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	436.537					436.537
4.03	Servicios no personales	1.027.448					1.027.448
	TOTAL	**1.463.985**					**1.463.985**

PROYECTO: COD. N.E: 115536 COD. PPTO: 130115000 Mejoramiento de la infraestructura y mobiliario de las sedes para una atención más eficiente de los usuarios y dignificación de las condiciones de trabajo.

UNIDAD DE MEDIDA: Sede Adqui-Rehabilit-Equipada

CANTIDAD: Fem.(0) Mas.(0) Total(30)

ASIGNACIÓN PRESUPUESTARIA: 67.207.347

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Concientizar al funcionario del trabajo en su papel de servidor público integral al servicio de los trabajadores y trabajadoras garantizando eficacia y efectividad en la respuesta a las solicitudes de los usuarios, fortaleciendo la transparencia e idoneidad de los procesos y procedimientos.

OBJETIVOS ESPECÍFICOS: Atención de los ciudadanos y ciudadanas a través del mejoramiento de las condiciones del medio ambiente laboral de los funcionarios y funcionarias del Ministerio del Poder Popular para el Trabajo y Seguridad Social (MINPPTRASS).

RESULTADO: Sedes en condiciones óptimas para la atención a los usuarios y usuarias, y el desempeño de los funcionarios del Ministerio.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.683.433					1.683.433
4.03	Servicios no personales	22.099.480					22.099.480
4.04	Activos reales	43.424.434					43.424.434
	TOTAL	67.207.347					67.207.347

PROYECTO: COD. N.E: 116424 COD. PPTO: 130116000 Desarrollo y activación del Instituto Nacional de Pensiones y Otras Asignaciones Económicas y del Instituto de Tesorería de la Seguridad Social.

UNIDAD DE MEDIDA: Proyecto

CANTIDAD: Fem.(0) Mas.(0) Total(2)

ASIGNACIÓN PRESUPUESTARIA: 8.558.941

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Impulsar y desarrollar las políticas laborales y sociales destinadas a la construcción de una estructura social incluyente, un nuevo modelo social productivo, humanista y endógeno, cumpliendo y haciendo cumplir la normativa legal vigente, facilitando la organización y formación de los trabajadores y trabajadoras, en el marco de la democracia participativa, protagónica y revolucionaria.

OBJETIVOS ESPECÍFICOS: Diseñar proyecto de creación y funcionalidad del Instituto Nacional de Pensiones y Otras Asignaciones Económicas y a la Tesorería de Seguridad Social, que permitan el cumplimiento de sus fines, establecidos en la Ley Orgánica de Seguridad Social.

RESULTADO: Proyecto de creación y funcionamiento del Instituto Nacional de Pensiones y Otras Asignaciones Económicas y de la Tesorería de Seguridad Social; así como estrategias para la transferencia de recursos y competencias.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.667.066					2.667.066
4.02	Materiales, suministros y mercancías	1.886.481					1.886.481
4.03	Servicios no personales	2.205.034					2.205.034
4.04	Activos reales	1.800.360					1.800.360
	TOTAL	**8.558.941**					**8.558.941**

PROYECTO:	COD. PPTO: 139999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	Bolívar
CANTIDAD:	Fem.(0) Mas.(0) Total(17.335.296.001)
ASIGNACIÓN PRESUPUESTARIA:	17.335.296.001
DIRECTRIZ ESTRATÉGICA:	No Aplica
OBJETIVO ESTRATÉGICO:	NO DEFINIDO
OBJETIVOS ESPECÍFICOS:	NO DEFINIDO
RESULTADO:	17.335.296.001

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	13.335.296.001		4.000.000.000			17.335.296.001
	TOTAL	**13.335.296.001**		**4.000.000.000**			**17.335.296.001**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	13.335.296.001		4.000.000.000			17.335.296.001
4.07.01.00.00	Transferencias y donaciones corrientes internas	13.335.296.001		4.000.000.000			17.335.296.001
4.07.01.03.00	Transferencias corrientes internas al sector público	13.335.296.001		4.000.000.000			17.335.296.001
4.07.01.03.03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	13.335.296.001		4.000.000.000			17.335.296.001
	- A0051 Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)	92.734.042					92.734.042
	- A0055 Instituto Venezolano de los Seguros Sociales (IVSS)	13.086.211.164		4.000.000.000			17.086.211.164
	- A0176 Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)	156.350.795					156.350.795

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	306.585.544					306.585.544
4.03	Servicios no personales	2.586.666					2.586.666
	TOTAL	309.172.210					309.172.210

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	13.035.474					13.035.474
4.03	Servicios no personales	34.968.628					34.968.628
4.04	Activos reales	10.155.425					10.155.425
4.07	Transferencias y donaciones	1.144.219.421					1.144.219.421
4.11	Disminución de pasivos	10.000.000					10.000.000
	TOTAL	1.212.378.948					1.212.378.948

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	1.144.016.159					1.144.016.159
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.144.016.159					1.144.016.159
4.07.01.03.00	Transferencias corrientes internas al sector público	1.144.016.159					1.144.016.159
4.07.01.03.03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	1.144.016.159					1.144.016.159
	- A0051 Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)	29.835.356					29.835.356
	- A0055 Instituto Venezolano de los Seguros Sociales (IVSS)	1.040.591.280					1.040.591.280
	- A0176 Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)	73.589.523					73.589.523

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	59.031					59.031
4.07.01.00.00	Transferencias y donaciones corrientes internas	59.031					59.031
4.07.01.01.00	Transferencias corrientes internas al sector privado	59.031					59.031
4.07.01.01.75	Subsidios a organismos laborales y gremiales	59.031					59.031
	- S1504 Asociación de Jubilados y Pensionados del Ministerio del Trabajo	10.010					10.010
	- S1888 Asociación Civil del Ministerio del Trabajo (ASOMITRA)	49.021					49.021

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	45.299.202					45.299.202
	TOTAL	45.299.202					45.299.202

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	842.426					842.426
4.03	Servicios no personales	796.533					796.533
	TOTAL	1.638.959					1.638.959

MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Ministerio del Poder Popular para el Ambiente tiene bajo su responsabilidad, formular y ejecutar la política ambiental del país con la finalidad de normar el uso y la conservación de los recursos naturales, promoviendo la participación de la sociedad para lograr el desarrollo sostenible tal como lo establece el Plan de Desarrollo Económico y Social de la Nación 2007-2013, el cual comprende las directrices estratégicas que responden al compromiso asumido por el Gobierno Nacional con la población, de avanzar y profundizar el desarrollo del Proyecto Socialista del Siglo XXI.

Dentro de estas líneas estratégicas el Ministerio se enmarca fundamentalmente en la consolidación de la Nueva Geopolítica Nacional, que propende la modificación de la estructura territorial actual, mediante la planificación estratégica y movilización de actores políticos y fuerzas sociales con una visión geoestratégica compartida en función de lograr un nuevo sistema económico-productivo diversificado e integrado, tanto funcionalmente como territorialmente; así como la inclusión social a través de la incorporación de espacios y actividades productivas bajo regímenes de producción social, cooperativos, asociativos y solidarios, donde la participación protagónica y corresponsable signe las nuevas relaciones de producción cuyos resultados sean acumulables y favorezcan la modificación de los patrones de asentamiento en beneficio del pueblo venezolano.

En este sentido, el Despacho ejecutará los proyectos de inversión y gestión pública a los fines de garantizar las condiciones de igualdad y equidad de la población, especialmente dirigidos a atender las áreas de conservación ambiental, educación ambiental, y participación ciudadana mediante la incorporación de los consejos comunales y las misiones.

Cabe destacar, que se continuará con la ejecución de los proyectos estratégicos que garanticen el logro de las metas establecidas y mejoren la calidad de vida para la población, entre los que se destacan:

- Optimización de la Gestión de la Calidad del Agua en Poblaciones Mayores a Cinco Mil Habitantes.
- Atención Acueductos Rurales y Poblaciones Menores, Fase II.
- Racionalización de los consumos de Agua Potable y Saneamiento en Zonas Urbanas y Rurales.
- Agua Potable y Saneamiento en Zonas Urbanas y Rurales.
- Rehabilitación y Optimización de las Plantas Mayores de Potabilización de Agua en Venezuela.
- Obras de Regulación y Trasvase, Desarrollo Agrícola del Valle de Quíbor y Conservación de la Cuenca del Río Yacambú.
- Proyecto Nacional de Gestión y Conservación Ambiental.
- Fortalecimiento de Capacidades Nacionales para el Manejo y Disposición Final de los Residuos y Desechos Sólidos.
- Manejo Sustentable de los Recursos Naturales en la Cuenca del Rio Caroni.
- Saneamiento y Desarrollo Integral de la Cuenca Del Rio Tuy.

Para el ejercicio fiscal 2012 el Ministerio del Poder Popular para el Ambiente, continuará desarrollando y orientando su gestión al logro de un equilibrio ambiental armónico con el desarrollo económico, político y social del país, a través de la ejecución de una política ambiental participativa. Para lo cual, presenta un presupuesto que asciende a la cantidad de Bs. 2.903.094.577, distribuido en Bs. 1.802.412.289 para proyectos y Bs. 1.100.682.288 para las acciones centralizadas.

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Fecha inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
N.E	Ppto.								
112267	170123000	Planes ambientales y de ordenación del territorio. Segunda Etapa	03-01-11	31-12-13	2.064.694	2.000.000	7.205.195		11.269.889
110736	170126000	Ampliación, rehabilitación y reconstrucción acueductos y cloacas a nivel nacional (Fase II)	03-01-11	31-12-15	5.000.000	5.000.000	35.000.000	95.000.240	140.000.240
				TOTAL	7.064.694	7.000.000	42.205.195	95.000.240	151.270.129

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad						
N.E.	Ppto.			Fem.	Masc.	Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
112.267	170123000	Planes ambientales y de ordenación del territorio. Segunda Etapa	Plan			93	2.000.000			2.000.000
110.736	170126000	Ampliación, rehabilitación y reconstrucción acueductos y cloacas a nivel nacional (Fase II)	Obra			50	5.000.000			5.000.000
115.063	170140000	Implementación de la estrategia nacional para conservación de la diversidad biológica y sus planes de acción. Año 2012	Plan			1	3.429.789			3.429.789
113.757	170141000	Prevención y extinción de incendios forestales para la conservación de la biodiversidad y las cuencas hidrográficas	Evento Asistido			1.000	340.000			340.000
113.730	170142000	Actualización de la infraestructura tecnológica del Ministerio del Poder Popular para el Ambiente	Infraestructura Tecnológica			1	1.190.000			1.190.000

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad						
N.E.	Ppto.			Fem.	Masc.	Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
114.735	170143000	Plan nacional de implementación del Convenio de Estocolmo sobre contaminantes orgánicos persistentes (COP). Instrumentación, seguimiento y ejecución. Año 2012	Taller / Jornada / Reunión			18	245.621			245.621
115.241	170144000	Gestión de la educación ambiental y la participación comunitaria para la conservación del ambiente	Participante	236.586	200.000	436.586	2.012.966			2.012.966
114.509	170145000	Monitoreo y evaluación para la gestión de la calidad ambiental. Año 2012	Informe de Ejecución			1.106	2.864.764			2.864.764
115.747	170146000	Proyecto de conservación de suelos y aguas orientados a las escuelas rurales. 2da Etapa	Prácticas Agrícolas			123	1.900.000			1.900.000
115.926	170147000	Ejecución de estrategias para la generación de información en el manejo y aprovechamiento del recurso suelo	Estudio			15	400.000			400.000
115.970	170148000	Plan Nacional de Gestión de las Aguas. Fase IV	Documento			3	2.038.762			2.038.762
114.040	170149000	Fortalecimiento de laboratorios ambientales del Ministerio del Poder Popular para el Ambiente. Año 2012	Equipamiento			6	400.000			400.000
113.866	170150000	Fortalecer el Plan Nacional de Vigilancia y Control Ambiental. Año 2012	Inspección			140	1.112.853			1.112.853
113.947	170151000	Reacondicionamiento de los espacios físicos y reparación de los equipos de elevación en la sede principal del Ministerio del Poder Popular para el Ambiente	Metro Cuadrado			500	1.000.000			1.000.000
114.771	170153000	Conservación y uso sustentable del bosque. Año 2012	Documento			1	1.307.120			1.307.120
116.415	170154000	Fortalecimiento estadístico del Ministerio del Poder Popular para el Ambiente. Año 2012	Indicador			35	295.200			295.200
	179999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			1.776.875.214	114.620.528	1.662.254.686		1.776.875.214
						TOTAL	140.157.603	1.662.254.686		1.802.412.289

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
170001000	Dirección y Coordinación de los Gastos de los Trabajadores	583.826.959			583.826.959
170002000	Gestión Administrativa	320.344.249			320.344.249
170003000	Previsión y Protección Social	196.511.080			196.511.080
	TOTAL	**1.100.682.288**			**1.100.682.288**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**2.132**	**2.472**	**296**	**4.900**	**94.066.992**	**34.463.319**	**128.530.311**
Alto Nivel y de Dirección		2	2	4	79.495		79.495
Directivo	83	84	47	214	4.281.234		4.281.234
Profesional y Técnico	931	929	208	2.068	44.899.650	18.304.023	63.203.673
Personal Administrativo	504	233	1	738	10.713.523	3.074.684	13.788.207
Obrero	614	1.224	38	1.876	34.093.090	13.084.612	47.177.702
Personal Contratado	**97**	**140**		**237**	**11.185.893**		**11.185.893**
Profesional y Técnico	64	104		168	9.759.029		9.759.029
Personal Administrativo	13	9		22	547.748		547.748
Personal Médico	5	2		7	110.516		110.516
Obrero	15	25		40	768.600		768.600
TOTAL	**2.229**	**2.612**	**296**	**5.137**	**105.252.885**	**34.463.319**	**139.716.204**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	743	336	**1.079**	**40.130.436**
Empleados	743	336	1.079	40.130.436
Jubilados	1.734	2.136	**3.870**	**156.380.644**
Obreros	159	379	538	11.991.064
Empleados	1.575	1.757	3.332	144.389.580
TOTAL	**2.477**	**2.472**	**4.949**	**196.511.080**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	585.647.981			585.647.981
4.02	Materiales, suministros y mercancías	18.070.078			18.070.078
4.03	Servicios no personales	58.106.672			58.106.672
4.04	Activos reales	10.539.302			10.539.302
4.07	Transferencias y donaciones	567.275.858	1.662.254.686		2.229.530.544
4.11	Disminución de pasivos	1.200.000			1.200.000
	TOTAL	**1.240.839.891**	**1.662.254.686**		**2.903.094.577**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	370.579.528	1.662.254.686		2.032.834.214
4.07.01.00.00	Transferencias y donaciones corrientes internas	370.579.528			370.579.528
4.07.01.03.00	Transferencias corrientes internas al sector público	370.579.528			370.579.528
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	343.479.528			343.479.528
	- A0052 Instituto Nacional de Parques (INPARQUES)	167.220.528			167.220.528
	- A0064 Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)	30.000.000			30.000.000
	- A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)	96.059.000			96.059.000
	- A0083 Universidad de Los Andes (ULA)	250.000			250.000
	- A0103 Fundación Instituto Forestal Latinoamericano	600.000			600.000
	- A0107 Autoridad Única de Área Parque Nacional Archipiélago Los Roques	3.000.000			3.000.000
	- A0324 Fundación de Educación Ambiental	2.000.000			2.000.000
	- A0343 Fundación Laboratorio Nacional de Hidráulica	2.000.000			2.000.000
	- A0354 Fundación Nacional de Parques Zoológicos y Acuarios	350.000			350.000
	- A0909 Instituto Geográfico de Venezuela "Simón Bolívar"	22.000.000			22.000.000
	- A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)	20.000.000			20.000.000
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	27.100.000			27.100.000
	- A0606 C.A. Hidrológica de Venezuela (HIDROVEN)	5.000.000			5.000.000
	- A0615 C.A. Hidrológica Páez (HIDROPAEZ)	6.000.000			6.000.000
	- A0616 C.A. Hidrológica de los Llanos (HIDROLLANOS)	5.000.000			5.000.000
	- A0639 Compañía Nacional de Reforestación (CONARE)	2.900.000			2.900.000
	- A0685 C.A. Hidrológica de la Cordillera Andina (HIDROANDES)	7.100.000			7.100.000
	- A0696 Empresa Regional Sistema Hidráulico Trujillano, S.A.	1.100.000			1.100.000

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.03.00.00	Transferencias y donaciones de capital internas		1.662.254.686		1.662.254.686
4.07.03.03.00	Transferencias de capital internas al sector público		1.662.254.686		1.662.254.686
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales		413.096.126		413.096.126
	- A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)		413.096.126		413.096.126
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros		1.249.158.560		1.249.158.560
	- A0606 C.A. Hidrológica de Venezuela (HIDROVEN)		839.727.296		839.727.296
	- A0678 Sistema Hidráulico Yacambú Quíbor, C.A.		409.431.264		409.431.264

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	110.000			110.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	110.000			110.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	110.000			110.000
4.07.01.01.99	Otras transferencias corrientes internas al sector privado	110.000			110.000
	- S1498 Asociación Civil Bienestar y Ambiente (ABAM)	110.000			110.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	75.250			75.250
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	75.250			75.250
4.07.02.01.00	Transferencias corrientes al exterior	75.250			75.250
4.07.02.01.04	Transferencias corrientes a organismos internacionales	75.250			75.250
	- I0079 Organización de las Naciones Unidas para la Agricultura y la Alimentación (FAO)	75.250			75.250

PROYECTO: COD. N.E: 112267 COD. PPTO: 170123000 Planes ambientales y de ordenación del territorio. Segunda Etapa

UNIDAD DE MEDIDA: Plan

CANTIDAD: Fem.(0) Mas.(0) Total(93)

ASIGNACIÓN PRESUPUESTARIA: 2.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Conciliar los requerimientos del desarrollo endógeno sustentable nacional, con la gestión del ambiente, propiciando una ocupación racional del territorio dirigida hacia la búsqueda de una distribución espacial de actividades que satisfagan diversos elementos del desarrollo

OBJETIVOS ESPECÍFICOS: Orientar la localización de la población y de las actividades económicas, optimizando el aprovechamiento racional de los recursos en el ámbito nacional con base en los criterios de desarrollo sustentable, participación ciudadana y equidad social

RESULTADO: Planes del ambiente y de ordenación del territorio

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.080.000					1.080.000
4.02	Materiales, suministros y mercancías	206.500					206.500
4.03	Servicios no personales	465.500					465.500
4.04	Activos reales	248.000					248.000
	TOTAL	**2.000.000**					**2.000.000**

PROYECTO: COD. N.E: 110736 COD. PPTO: 170126000 Ampliación, rehabilitación y reconstrucción acueductos y cloacas a nivel nacional (Fase II)

UNIDAD DE MEDIDA: Obra

CANTIDAD: Fem.(0) Mas.(0) Total(50)

ASIGNACIÓN PRESUPUESTARIA: 5.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Recuperar la infraestructura hidráulica, para garantizar el suministro de agua potable y el control de la contaminación

OBJETIVOS ESPECÍFICOS: Asegurar el funcionamiento de los sistemas de suministro y recolección de agua potable y aguas servidas

RESULTADO: Tuberías colocadas o reemplazadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	535.715					535.715
4.04	Activos reales	4.464.285					4.464.285
	TOTAL	5.000.000					5.000.000

EJECUCIÓN QUE EXCEDE AL EJERCICIO PRESUPUESTARIO
(EN MILES DE BOLÍVARES)

ORGANISMO : 17 MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO : COD. N.E: 110736 COD. PPTO: 170126000 Ampliación, rehabilitación y reconstrucción acueductos y cloacas a nivel nacional (Fase II)

FECHA DE INICIO : 03/01/2011

FECHA DE FINALIZACIÓN : 31/12/2015

COSTO TOTAL : 140.000

Acción Específica	Código	Partida	Asignado al 31/12/2011	2012						2013	Años Posteriores
				Corriente Ordinaria			Proyectos por Endeudamiento				
				Contratos Vigentes	Nuevos Contratos	Otros	Contratos Vigentes	Nuevos Contratos	Otros		
Construcción y equipamiento de obras	404	ACTIVOS REALES	4.018		4.018					26.786	75.893
Inspección	404	ACTIVOS REALES	446		446					4.464	8.929
		TOTAL	4.464		4.464					31.250	

PROYECTO:	COD. N.E: 115063 COD. PPTO: 170140000 Implementación de la estrategia nacional para conservación de la diversidad biológica y sus planes de acción. Año 2012
UNIDAD DE MEDIDA:	Plan
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	3.429.789
DIRECTRIZ ESTRATÉGICA:	Construcción de una Nueva Geopolítica Nacional
OBJETIVO ESTRATÉGICO:	Conservar y recuperar las cuencas, la biodiversidad, los bosques, las aguas y los suelos
OBJETIVOS ESPECÍFICOS:	Construir planes de acción que permitirán la implementación de la estrategia nacional de conservación de la diversidad biológica
RESULTADO:	Plan nacional de conservación y aprovechamiento sustentable de la diversidad biológica

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.983.789					1.983.789
4.02	Materiales, suministros y mercancías	578.413					578.413
4.03	Servicios no personales	732.587					732.587
4.04	Activos reales	135.000					135.000
	TOTAL	**3.429.789**					**3.429.789**

PROYECTO: COD. N.E: 113757 COD. PPTO: 170141000 Prevención y extinción de incendios forestales para la conservación de la biodiversidad y las cuencas hidrográficas

UNIDAD DE MEDIDA: Evento Asistido

CANTIDAD: Fem.(0) Mas.(0) Total(1.000)

ASIGNACIÓN PRESUPUESTARIA: 340.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Conservar los sistemas ecológicos del país y la diversidad biológica, promoviendo el uso sustentable

OBJETIVOS ESPECÍFICOS: Fortalecer la capacidad de prevención y extinción de los incendios forestales de las comunidades y los grupos voluntarios

RESULTADO: Extinción de incendios forestales

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	149.767					149.767
4.02	Materiales, suministros y mercancías	150.144					150.144
4.03	Servicios no personales	22.089					22.089
4.04	Activos reales	18.000					18.000
	TOTAL	**340.000**					**340.000**

PROYECTO: COD. N.E: 113730 COD. PPTO: 170142000 Actualización de la infraestructura tecnológica del Ministerio del Poder Popular para el Ambiente

UNIDAD DE MEDIDA: Infraestructura Tecnológica

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 1.190.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Elevar los niveles de equidad, eficacia y eficiencia de la acción ambiental pública

OBJETIVOS ESPECÍFICOS: Actualizar el parque tecnológico y comunicacional del Ministerio del Poder Popular para el Ambiente, dotándolo de infraestructura física que permita adecuarse a la nueva plataforma tecnológica

RESULTADO: Infraestructura tecnológica actualizada del Ministerio del Poder Popular para el Ambiente

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	190.000					190.000
4.02	Materiales, suministros y mercancías	33.000					33.000
4.03	Servicios no personales	517.000					517.000
4.04	Activos reales	450.000					450.000
	TOTAL	**1.190.000**					**1.190.000**

PROYECTO: COD. N.E: 114735 COD. PPTO: 170143000 Plan nacional de implementación del Convenio de Estocolmo sobre contaminantes orgánicos persistentes (COP). Instrumentación, seguimiento y ejecución. Año 2012

UNIDAD DE MEDIDA: Taller / Jornada / Reunión

CANTIDAD: Fem.(0) Mas.(0) Total(18)

ASIGNACIÓN PRESUPUESTARIA: 245.621

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Mejoramiento de la calidad del ambiente a través de: la inserción de la variable ambiental en el modelo de producción y consumo del país, y el control de las fuentes de contaminación (emisiones, efluentes y desechos sólidos)

OBJETIVOS ESPECÍFICOS: Fortalecimiento de la unidad de coordinación y desarrollo de las unidades del Plan Nacional de Implementación (PNI), capacitación y sensibilización de la comunidad en general y personas encargadas de formular políticas, con miras a reducir el impacto de los contaminantes orgánicos persistentes (COP) a la salud y el ambiente. Actualización del inventario nacional de estos contaminantes, establecer una línea base nacional en el marco del sistema integrado de información con el fin de permitir el intercambio efectivo de la información entre las instituciones involucradas con el tema

RESULTADO: Sistema de información de contaminantes orgánicos persistentes implantado y actualizado, para el control y seguimiento de las fuentes generadoras de estos contaminantes, capacitación y sensibilización sobre los contaminantes orgánicos persistentes y actualización, ejecución y seguimiento del Plan Nacional de Implementación del Convenio de Estocolmo

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	130.671					130.671
4.03	Servicios no personales	89.516					89.516
4.04	Activos reales	25.434					25.434
	TOTAL	**245.621**					**245.621**

PROYECTO:	COD. N.E: 115241 COD. PPTO: 170144000 Gestión de la educación ambiental y la participación comunitaria para la conservación del ambiente
UNIDAD DE MEDIDA:	Participante
CANTIDAD:	Fem.(236.586) Mas.(200.000) Total(436.586)
ASIGNACIÓN PRESUPUESTARIA:	2.012.966
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Fortalecer la educación ambiental y promover la participación
OBJETIVOS ESPECÍFICOS:	Promover la participación activa y protagónica de la población venezolana en la gestión y conservación ambiental
RESULTADO:	Servicios de educación ambiental, talleres, foros, intercambios, charlas, actividades divulgativas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	549.269					549.269
4.02	Materiales, suministros y mercancías	323.307					323.307
4.03	Servicios no personales	1.090.390					1.090.390
4.04	Activos reales	50.000					50.000
	TOTAL	**2.012.966**					**2.012.966**

PROYECTO: COD. N.E: 114509 COD. PPTO: 170145000 Monitoreo y evaluación para la gestión de la calidad ambiental. Año 2012

UNIDAD DE MEDIDA: Informe de Ejecución

CANTIDAD: Fem.(0) Mas.(0) Total(1.106)

ASIGNACIÓN PRESUPUESTARIA: 2.864.764

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Mejoramiento de la calidad del ambiente a través de: la inserción de la variable ambiental en el modelo de producción y consumo del país, y el control de las fuentes de contaminación (emisiones, efluentes y desechos sólidos)

OBJETIVOS ESPECÍFICOS: Fortalecer las herramientas de gestión así como la determinación y evaluación de los parámetros ambientales que permitan mejorar la calidad ambiental y de vida en el territorio nacional

RESULTADO: Evaluaciones, asistencia y capacitación técnica en el manejo integral de los residuos y desechos, caracterizaciones ambientales a través de determinaciones analíticas a cuerpos de agua, descargas domésticas e industriales, calidad del aire y desechos peligrosos para gestionar su disposición final de una manera adecuada y segura, base de datos de los cuerpos de agua evaluados, base de datos de las fuentes abastecedoras de agua para consumo de las capitales de los estados del país, fuentes generadoras de contaminantes atmosféricos evaluados y calidad del aire en las principales ciudades del país monitoreadas y estudios de impactos ambientales revisados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	838.762					838.762
4.02	Materiales, suministros y mercancías	1.003.982					1.003.982
4.03	Servicios no personales	859.820					859.820
4.04	Activos reales	162.200					162.200
	TOTAL	**2.864.764**					**2.864.764**

PROYECTO: COD. N.E: 115747 COD. PPTO: 170146000 Proyecto de conservación de suelos y aguas orientados a las escuelas rurales. 2da Etapa

UNIDAD DE MEDIDA: Prácticas Agrícolas

CANTIDAD: Fem.(0) Mas.(0) Total(123)

ASIGNACIÓN PRESUPUESTARIA: 1.900.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Fortalecer la formación en el área ambiental a niños, niñas y adolescentes de las escuelas rurales para la implementación de prácticas de conservación de suelos y aguas

OBJETIVOS ESPECÍFICOS: Desarrollar prácticas de conservación de suelos y aguas orientadas a escuelas rurales, con la participación de niños, niñas y adolescentes, docentes y comunidad en general, para concientizarlos hacia la conservación de las cuencas abastecedoras de agua

RESULTADO: Prácticas de conservación ejecutadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	81.000					81.000
4.03	Servicios no personales	1.742.000					1.742.000
4.04	Activos reales	77.000					77.000
	TOTAL	1.900.000					1.900.000

PROYECTO: COD. N.E: 115926 COD. PPTO: 170147000 Ejecución de estrategias para la generación de información en el manejo y aprovechamiento del recurso suelo

UNIDAD DE MEDIDA: Estudio

CANTIDAD: Fem.(0) Mas.(0) Total(15)

ASIGNACIÓN PRESUPUESTARIA: 400.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Proteger y recuperar las cuencas, la biodiversidad, los bosques, las aguas y los suelos

OBJETIVOS ESPECÍFICOS: Prevenir y controlar los procesos de degradación de los suelos de las cuencas, mediante la gestión de los recursos naturales

RESULTADO: Sistema de información sobre suelos y la degradación de las tierras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	50.192					50.192
4.03	Servicios no personales	328.808					328.808
4.04	Activos reales	21.000					21.000
	TOTAL	**400.000**					**400.000**

PROYECTO:	COD. N.E: 115970 COD. PPTO: 170148000 Plan Nacional de Gestión de las Aguas. Fase IV
UNIDAD DE MEDIDA:	Documento
CANTIDAD:	Fem.(0) Mas.(0) Total(3)
ASIGNACIÓN PRESUPUESTARIA:	2.038.762
DIRECTRIZ ESTRATÉGICA:	Construcción de una Nueva Geopolítica Nacional
OBJETIVO ESTRATÉGICO:	Conservar y manejar las cuencas hidrográficas y el recurso hídrico para garantizar su calidad y disponibilidad
OBJETIVOS ESPECÍFICOS:	Orientar la gestión integral de las aguas para preveer y enfrentar situaciones cambiantes del entorno que directa o indirectamente afecten el recurso, con un horizonte de planificación a corto mediano y largo plazo
RESULTADO:	Términos de referencia y estudios de disponibilidad y demanda del recurso hídrico, así como sistema de información geográfica de las regiones estudiadas. Se realizará una consulta del documento base del Plan Nacional de Gestión Integral de las Aguas para ser presentado al Poder Legislativo

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	838.762					838.762
4.02	Materiales, suministros y mercancías	61.000					61.000
4.03	Servicios no personales	1.139.000					1.139.000
	TOTAL	**2.038.762**					**2.038.762**

PROYECTO:	COD. N.E: 114040 COD. PPTO: 170149000 Fortalecimiento de laboratorios ambientales del Ministerio del Poder Popular para el Ambiente. Año 2012
UNIDAD DE MEDIDA:	Equipamiento
CANTIDAD:	Fem.(0) Mas.(0) Total(6)
ASIGNACIÓN PRESUPUESTARIA:	400.000
DIRECTRIZ ESTRATÉGICA:	Construcción de una Nueva Geopolítica Nacional
OBJETIVO ESTRATÉGICO:	Mejoramiento de la calidad del ambiente a través de: la inserción de la variable ambiental en el modelo de producción y consumo del país, y el control de las fuentes de contaminación (emisiones, efluentes y desechos sólidos)
OBJETIVOS ESPECÍFICOS:	Fortalecer las estructura y equipar los laboratorios del Ministerio del Poder Popular para el Ambiente, contratar y capacitar talento humano para la ampliación de la red de monitoreo con el fin de mejorar la gestión de análisis de parámetros ambientales requerido para: evaluación para la calidad de las aguas de zonas costeras, cuerpos de agua en general y evaluación de la calidad del aire en las ciudades más pobladas de Venezuela
RESULTADO:	Dotación de materiales, suministros y servicios de mantenimiento y reparación de equipos a los seis (6) laboratorios ambientales

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	186.750					186.750
4.03	Servicios no personales	93.250					93.250
4.04	Activos reales	120.000					120.000
	TOTAL	**400.000**					**400.000**

PROYECTO: COD. N.E: 113866 COD. PPTO: 170150000 Fortalecer el Plan Nacional de Vigilancia y Control Ambiental. Año 2012

UNIDAD DE MEDIDA: Inspección

CANTIDAD: Fem.(0) Mas.(0) Total(140)

ASIGNACIÓN PRESUPUESTARIA: 1.112.853

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Conservar y recuperar las cuencas, la biodiversidad, los bosques, las aguas y los suelos

OBJETIVOS ESPECÍFICOS: Disminuir el impacto de las actividades susceptibles de degradar el ambiente en áreas prioritarias a nivel nacional

RESULTADO: Supervisión y fiscalización ambiental en áreas de atención primaria

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	351.096					351.096
4.02	Materiales, suministros y mercancías	270.506					270.506
4.03	Servicios no personales	263.926					263.926
4.04	Activos reales	227.325					227.325
	TOTAL	**1.112.853**					**1.112.853**

PROYECTO:	COD. N.E: 113947 COD. PPTO: 170151000 Reacondicionamiento de los espacios físicos y reparación de los equipos de elevación en la sede principal del Ministerio del Poder Popular para el Ambiente
UNIDAD DE MEDIDA:	Metro Cuadrado
CANTIDAD:	Fem.(0) Mas.(0) Total(500)
ASIGNACIÓN PRESUPUESTARIA:	1.000.000
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Elevar los niveles de equidad, eficacia y eficiencia de la acción ambiental pública
OBJETIVOS ESPECÍFICOS:	Reacondicionamiento de los espacios y reparación de los equipos de elevación del Ministerio del Poder Popular para el Ambiente en función de mejorar las condiciones de trabajo que repercutan en beneficio de la prestación de los servicios
RESULTADO:	La infraestructura de las unidades de trabajo y sistemas de ascensores acondicionada

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	70.000					70.000
4.03	Servicios no personales	730.000					730.000
4.04	Activos reales	200.000					200.000
	TOTAL	**1.000.000**					**1.000.000**

PROYECTO: COD. N.E: 114771 COD. PPTO: 170153000 Conservación y uso sustentable del bosque. Año 2012

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 1.307.120

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Proteger y recuperar las cuencas, la biodiversidad, los bosques, las aguas y los suelos

OBJETIVOS ESPECÍFICOS: Evaluar y ordenar las áreas forestales del país y adoptar las acciones para su conservación y uso sustentable

RESULTADO: Evaluación del estado actual del bosque y formulación de lineamientos para su conservación

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	925.439					925.439
4.02	Materiales, suministros y mercancías	28.164					28.164
4.03	Servicios no personales	322.909					322.909
4.04	Activos reales	30.608					30.608
	TOTAL	**1.307.120**					**1.307.120**

PROYECTO: COD. N.E: 116415 COD. PPTO: 170154000 Fortalecimiento estadístico del Ministerio del Poder Popular para el Ambiente. Año 2012

UNIDAD DE MEDIDA: Indicador

CANTIDAD: Fem.(0) Mas.(0) Total(35)

ASIGNACIÓN PRESUPUESTARIA: 295.200

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Elevar los niveles de equidad, eficacia, eficiencia y calidad de la acción ambiental pública

OBJETIVOS ESPECÍFICOS: Incrementar la generación, publicación y uso de las estadísticas e indicadores en el Ministerio del Poder Popular para el Ambiente

RESULTADO: Indicadores actualizados y publicados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	95.200					95.200
4.02	Materiales, suministros y mercancías	179.600					179.600
4.03	Servicios no personales	20.400					20.400
	TOTAL	**295.200**					**295.200**

PROYECTO:	COD. PPTO: 179999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	Bolívar
CANTIDAD:	Fem.(0) Mas.(0) Total(1.776.875.214)
ASIGNACIÓN PRESUPUESTARIA:	1.776.875.214
DIRECTRIZ ESTRATÉGICA:	Construcción de una Nueva Geopolítica Nacional
OBJETIVO ESTRATÉGICO:	Garantizar los recursos que serán transferidos a los entes adscritos para la ejecución de los proyectos
OBJETIVOS ESPECÍFICOS:	Conservación, defensa, mejoramiento y aprovechamiento racional del patrimonio ambiental
RESULTADO:	Transferir recursos a los entes adscritos para ejecutar los proyectos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	114.620.528	1.662.254.686				1.776.875.214
	- 001 Optimización de la Gestión de la Calidad del Agua en Poblaciones Mayores a Cinco Mil Habitantes		4.300.000				4.300.000
	- 002 Atención Acueductos Rurales y Poblaciones Menores, Fase II		41.707.774				41.707.774
	- 003 Racionalización de los consumos de Agua Potable y Saneamiento en Zonas Urbanas y Rurales		54.748.000				54.748.000
	- 004 Agua Potable y Saneamiento en Zonas Urbanas y Rurales		81.710.323				81.710.323
	- 005 Rehabilitación y Optimización de las Plantas Mayores de Potabilización de Agua en Venezuela		103.200.000				103.200.000
	- 006 Obras de Regulación y Trasvase, Desarrollo Agrícola del Valle de Quíbor y Conservación de la Cuenca del Río Yacambú		409.431.264				409.431.264
	- 007 Proyecto Nacional de Gestión y Conservación Ambiental		110.765.863				110.765.863
	- 008 Fortalecimiento de Capacidades Nacionales para el Manejo y Disposición Final de los Residuos y Desechos Sólidos		286.205.263				286.205.263
	- 009 Manejo Sustentable de los Recursos Naturales en la Cuenca del Rio Caroni		16.125.000				16.125.000
	- 010 Saneamiento y Desarrollo Integral de la Cuenca Del Rio Tuy		554.061.199				554.061.199
	Resto de Fuentes de Financiamiento	114.620.528					114.620.528
	TOTAL	**114.620.528**	**1.662.254.686**				**1.776.875.214**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	114.620.528	1.662.254.686				1.776.875.214
4.07.01.00.00	Transferencias y donaciones corrientes internas	114.620.528					114.620.528
4.07.01.03.00	Transferencias corrientes internas al sector público	114.620.528					114.620.528
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	114.020.528					114.020.528
	- A0052 Instituto Nacional de Parques (INPARQUES)	67.220.528					67.220.528
	- A0064 Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)	15.000.000					15.000.000
	- A0103 Fundación Instituto Forestal Latinoamericano	300.000					300.000
	- A0107 Autoridad Única de Área Parque Nacional Archipiélago Los Roques	1.500.000					1.500.000
	- A0324 Fundación de Educación Ambiental	2.000.000					2.000.000
	- A0343 Fundación Laboratorio Nacional de Hidráulica	1.000.000					1.000.000
	- A0909 Instituto Geográfico de Venezuela "Simón Bolívar"	12.000.000					12.000.000
	- A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)	15.000.000					15.000.000
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	600.000					600.000
	- A0696 Empresa Regional Sistema Hidráulico Trujillano, S.A.	600.000					600.000

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.03.00.00	Transferencias y donaciones de capital internas		1.662.254.686				1.662.254.686
4.07.03.03.00	Transferencias de capital internas al sector público		1.662.254.686				1.662.254.686
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales		413.096.126				413.096.126
	- A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)		413.096.126				413.096.126
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros		1.249.158.560				1.249.158.560
	- A0606 C.A. Hidrológica de Venezuela (HIDROVEN)		839.727.296				839.727.296
	- A0678 Sistema Hidráulico Yacambú Quibor, C.A.		409.431.264				409.431.264

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	578.645.897					578.645.897
4.03	Servicios no personales	5.181.062					5.181.062
	TOTAL	**583.826.959**					**583.826.959**

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	14.716.849					14.716.849
4.03	Servicios no personales	43.972.700					43.972.700
4.04	Activos reales	4.310.450					4.310.450
4.07	Transferencias y donaciones	256.144.250					256.144.250
4.11	Disminución de pasivos	1.200.000					1.200.000
	TOTAL	**320.344.249**					**320.344.249**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	255.959.000					255.959.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	255.959.000					255.959.000
4.07.01.03.00	Transferencias corrientes internas al sector público	255.959.000					255.959.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	229.459.000					229.459.000
	- A0052 Instituto Nacional de Parques (INPARQUES)	100.000.000					100.000.000
	- A0064 Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)	15.000.000					15.000.000

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)	96.059.000					96.059.000
	- A0083 Universidad de Los Andes (ULA)	250.000					250.000
	- A0103 Fundación Instituto Forestal Latinoamericano	300.000					300.000
	- A0107 Autoridad Única de Área Parque Nacional Archipiélago Los Roques	1.500.000					1.500.000
	- A0343 Fundación Laboratorio Nacional de Hidráulica	1.000.000					1.000.000
	- A0354 Fundación Nacional de Parques Zoológicos y Acuarios	350.000					350.000
	- A0909 Instituto Geográfico de Venezuela "Simón Bolívar"	10.000.000					10.000.000
	- A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)	5.000.000					5.000.000
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	26.500.000					26.500.000
	- A0606 C.A. Hidrológica de Venezuela (HIDROVEN)	5.000.000					5.000.000
	- A0615 C.A. Hidrológica Páez (HIDROPAEZ)	6.000.000					6.000.000
	- A0616 C.A. Hidrológica de los Llanos (HIDROLLANOS)	5.000.000					5.000.000
	- A0639 Compañía Nacional de Reforestación (CONARE)	2.900.000					2.900.000
	- A0685 C.A. Hidrológica de la Cordillera Andina (HIDROANDES)	7.100.000					7.100.000
	- A0696 Empresa Regional Sistema Hidráulico Trujillano, S.A.	500.000					500.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	110.000					110.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	110.000					110.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	110.000					110.000
4.07.01.01.99	Otras transferencias corrientes internas al sector privado	110.000					110.000
	- S1498 Asociación Civil Bienestar y Ambiente (ABAM)	110.000					110.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	75.250					75.250
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	75.250					75.250
4.07.02.01.00	Transferencias corrientes al exterior	75.250					75.250
4.07.02.01.04	Transferencias corrientes a organismos internacionales	75.250					75.250
	- I0079 Organización de las Naciones Unidas para la Agricultura y la Alimentación (FAO)	75.250					75.250

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	196.511.080					196.511.080
	TOTAL	**196.511.080**					**196.511.080**

21

Tribunal Supremo de Justicia

TRIBUNAL SUPREMO DE JUSTICIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Tribunal Supremo de Justicia, es parte del Sistema de Justicia y órgano rector del Poder Judicial, en consecuencia, es su máxima autoridad jurisdiccional y ejerce su dirección, gobierno y administración, con la finalidad de asegurar al justiciable la protección y tutela de sus derechos y garantías constitucionales.

El Máximo Tribunal ha considerado prioritario dar continuidad y cumplimiento a los proyectos que permiten garantizar el acceso a la justicia, así como, la inclusión de nuevos proyectos que permitan fortalecer las actividades que se han desempeñado con las comunidades y, su acompañamiento en las actividades organizadas en conjunto, enmarcado en el cumplimiento de las siguientes premisas:

- Consolidación de la función judicial con base en los principios de transparencia, autonomía, gratuidad, imparcialidad, independencia, responsabilidad y celeridad, para garantizar el Estado democrático y social de derecho y de justicia.
- Fortalecimiento del compromiso de justicia social con las comunidades, y el acompañamiento social de los trabajadores, las trabajadoras y sus familias en situación de afectados por las fuertes y continuas lluvias, a los fines de proteger y atender a las familias y personas en refugios, en caso de emergencias y desastres.
- Mantenimiento e incremento de la edición, reimpresión y venta de libros del fondo editorial Gaceta Forense.
- Adecuación y mantenimiento de la plataforma tecnológica, los espacios físicos, equipamiento, patrimonio del Máximo Tribunal, que permita completar y conformar un conjunto integral de herramientas de apoyo óptimo, eficiente y seguro de la función judicial de manera transparente, autónoma, gratuita, imparcial, independiente, responsable e incrementando la celeridad procesal, traducida en economía procesal para garantizar el Estado democrático y social de derecho y de justicia.
- Atención de los gastos de personal: magistrados, jueces, funcionarios y empleados administrativos, contratados, obreros, pensionados y jubilados, así como, brindarle la cobertura en asistencia social a su núcleo familiar.
- Homologación de criterios de manejos de datos estadísticos a los fines de facilitar su recolección, clasificación, resumen y análisis con la finalidad de garantizar el óptimo seguimiento y control de procesos, con el fin último de facilitar la rendición de cuentas en materia de gestión del Poder Judicial venezolano, promoviendo a su vez, el desarrollo de la cultura estadística institucional.
- Mantenimiento de la seguridad informática y soberanía tecnológica de los Tribunales de la República.
- Suministro de bienes y servicios a las dependencias judiciales para garantizar la función judicial en el ámbito nacional.
- Apoyo a la Corte Disciplinaria Judicial y al Tribunal Disciplinario Judicial para su funcionamiento.
- Apoyo a la Inspectoría General de Tribunales en su labor de evaluar la gestión de los jueces, así como en la inspección y vigilancia de los Tribunales de la República.
- Apoyo a los proyectos de la Escuela Nacional de la Magistratura, en cuanto a la continuidad de los procesos de evaluación y concursos de jueces, para optar a la titularidad de los cargos.
- Formación, actualización y capacitación de los funcionarios del Poder Judicial.

- Mantenimiento del Fondo Auto Administrado de Salud del Tribunal Supremo de Justicia (TSJFAS) y la Dirección Ejecutiva de la Magistratura (FASDEM), con la finalidad de fortalecer y profundizar la atención integral en materia de salud, a los trabajadores y sus familiares, con base en la premisa de la disminución del gasto por concepto de pólizas privadas de seguro de vida y seguro de personas.

En materia de Defensa Pública:

- Garantizar el debido proceso y el derecho a la defensa, a los ciudadanos y ciudadanas, nacionales o extranjeros, bajo los principios de gratuidad, accesibilidad, imparcialidad, idoneidad, transparencia, responsabilidad, equidad y oportunidad en las áreas de las competencias establecidas en la Ley Orgánica de la Defensa Pública.

- Aplicar políticas salariales y de tipo compensatorio, de formación y capacitación, que permitan el bienestar del personal y el debido reconocimiento al talento humano, teniendo como enfoque fundamental su desempeño, su vocación social y humanista, su nivel académico y la dedicación al estudio profundo y la formación.

- Dotar de recursos materiales, bienes y servicios, para el cabal desarrollo de las funciones, en el establecimiento de un ambiente digno y seguro que redunde en elevar la calidad del servicio prestado a la ciudadanía.

- Adecuar los espacios físicos de manera justa y efectiva con el fin de dignificar las condiciones y seguridad en cada una de las sedes y extensiones que conforman la Defensa Pública.

- Difundir la imagen y servicios que presta la Defensa Pública, bajo el nuevo enfoque comunicacional de atención integral y oportuna en las comunidades con trabajo de calle y eventos de impacto social.

El cumplimiento de estos lineamientos está enmarcado en la aplicación de los recursos presupuestarios con criterios de austeridad y racionalidad, maximizando la eficiencia del gasto y la transparencia en la gestión del Poder Judicial.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2012
114.922	210038000	Función Judicial	Sentencia			7.338	952.994.280			952.994.280
114.911	210039000	Adecuación de la plataforma tecnológica, mantenimiento de los espacios físicos y equipamiento del Tribunal Supremo de Justicia	Unidad			908	97.134.647			97.134.647
114.910	210040000	Adecuación de los equipos de circulación vertical (ascensores) del Tribunal Supremo de Justicia.	Unidad			7	1.310.000			1.310.000
113.753	210041000	Fortalecimiento del Sistema Autogestionado de Salud de la Dirección Ejecutiva de la Magistratura y dependencias judiciales	Trámite			1.022.652	573.463.492			573.463.492
113.750	210042000	Administración, Control y Evaluación de los Procesos en el Ámbito Nacional	Proceso			48.202	27.663.905			27.663.905
113.768	210043000	Modernización de las Dependencias Judiciales y DEM Central	Sede Adecuada			202	82.999.465			82.999.465
113.751	210044000	Fortalecimiento a las dependencias judiciales en el ámbito estadal	Dotación			58.128	2.052.376.077			2.052.376.077
113.991	210045000	DESARROLLO INSTITUCIONAL DE LA DEFENSA PUBLICA	Servicio Prestado			2	456.315.978			456.315.978
	219999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			1.644.605	1.644.605			1.644.605
						TOTAL	4.245.902.449			4.245.902.449

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
210001000	Dirección y Coordinación de los Gastos de los Trabajadores	841.000.629			841.000.629
210002000	Gestión Administrativa	342.113.591			342.113.591
210003000	Previsión y Protección Social	1.070.770.836			1.070.770.836
210007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	19.012.184			19.012.184
	TOTAL	**2.272.897.240**			**2.272.897.240**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**12.240**	**9.550**	**1.821**	**23.611**	**1.264.666.437**	**55.561.962**	**1.320.228.399**
Altos Funcionarios y de Elección Popular	14	19		33	9.377.214		9.377.214
Alto Nivel y de Dirección		1		1	185.760		185.760
Directivo	1.413	1.493	30	2.936	134.607.184	5.594.914	140.202.098
Profesional y Técnico	3.933	2.177	1.122	7.232	500.900.364	16.333.038	517.233.402
Personal Administrativo	6.195	4.675	618	11.488	536.465.085	28.838.801	565.303.886
Personal Docente	25	1	6	32	2.206.378	107.469	2.313.847
Personal de Investigación	7	280		287	26.728.344	1.170.546	27.898.890
Personal Médico	81	22	25	128	9.019.010	429.855	9.448.865
Obrero	572	882	20	1.474	45.177.098	3.087.339	48.264.437
Personal Contratado	**1.508**	**1.586**		**3.094**	**148.817.823**		**148.817.823**
Directivo	8	2		10	511.193		511.193
Profesional y Técnico	489	567		1.056	57.786.340		57.786.340
Personal Administrativo	681	640		1.321	63.836.138		63.836.138
Personal Docente	25	3		28	1.378.305		1.378.305
Personal de Investigación	28	98		126	7.510.767		7.510.767
Personal Médico	96	65		161	8.240.141		8.240.141
Obrero	181	211		392	9.554.939		9.554.939
TOTAL	**13.748**	**11.136**	**1.821**	**26.705**	**1.413.484.260**	**55.561.962**	**1.469.046.222**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	1.436	253	**1.689**	**173.539.632**
Empleados	1.436	253	1.689	173.539.632
Jubilados	5.332	2.074	**7.406**	**897.231.204**
Empleados	5.332	2.074	7.406	897.231.204
TOTAL	**6.768**	**2.327**	**9.095**	**1.070.770.836**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	4.336.160.555			4.336.160.555
4.02	Materiales, suministros y mercancías	114.361.127			114.361.127
4.03	Servicios no personales	324.517.513			324.517.513
4.04	Activos reales	191.062.181			191.062.181
4.07	Transferencias y donaciones	1.357.537.064			1.357.537.064
4.11	Disminución de pasivos	195.161.249			195.161.249
	TOTAL	**6.518.799.689**			**6.518.799.689**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	1.644.605			1.644.605
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.644.605			1.644.605
4.07.01.03.00	Transferencias corrientes internas al sector público	1.644.605			1.644.605
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.644.605			1.644.605
	- A0475 Fundación Gaceta Forense	1.644.605			1.644.605

PROYECTO: COD. N.E: 114922 COD. PPTO: 210038000 Función Judicial

UNIDAD DE MEDIDA: Sentencia

CANTIDAD: Fem.(0) Mas.(0) Total(7.338)

ASIGNACIÓN PRESUPUESTARIA: 952.994.280

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Consolidar la función judicial con base en los principios de transparencia, autonomía, gratuidad, imparcialidad, independencia, responsabilidad y celeridad, para garantizar el Estado democrático y social de derecho y de justicia

OBJETIVOS ESPECÍFICOS: Elevar los niveles eficiencia y eficacia de la función judicial en el país

RESULTADO: Sentencias

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	697.799.000					697.799.000
4.02	Materiales, suministros y mercancías	31.564.486					31.564.486
4.03	Servicios no personales	31.747.983					31.747.983
4.04	Activos reales	2.654.946					2.654.946
4.07	Transferencias y donaciones	183.528.826					183.528.826
4.11	Disminución de pasivos	5.699.039					5.699.039
	TOTAL	**952.994.280**					**952.994.280**

PROYECTO: COD. N.E: 114911 COD. PPTO: 210039000 Adecuación de la plataforma tecnológica, mantenimiento de los espacios físicos y equipamiento del Tribunal Supremo de Justicia

UNIDAD DE MEDIDA: Unidad

CANTIDAD: Fem.(0) Mas.(0) Total(908)

ASIGNACIÓN PRESUPUESTARIA: 97.134.647

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Adecuar y mantener la plataforma tecnológica, los espacios físicos, equipamiento patrimonio del Máximo Tribunal, que permitan completar y conformar un conjunto integral de herramientas de apoyo óptimo, eficiente y seguro de la función judicial de manera transparente, autónoma, gratuita, imparcial, independiente, responsable e incrementando la celeridad procesal, traducida en economía procesal para garantizar el Estado democrático y social de derecho y de justicia.

OBJETIVOS ESPECÍFICOS: Garantizar la ejecución de los servicios requeridos para el funcionamiento del Tribunal Supremo de Justicia Sede, y mantener la continuidad de operaciones en el área de tecnología, orientadas a generar alta disponibilidad y garantía de ejecución en las herramientas automatizadas y equipamiento que requieren funcionamiento efectivo; Mantenimiento, adecuación y mejoramiento de las edificaciones y del equipamiento; Continuar la ejecución del Plan de Migración a Software Libre y del Plan de Continuidad Operativa de los servicios tecnológicos; Disminuir los costos de implementación de nuevos sistemas y la dependencia de proveedores externos; Fortalecer y mantener la infraestructura de redes de comunicaciones y del equipamiento de procesamiento y almacenamiento de datos; Desarrollar y adecuar las aplicaciones informáticas que permitan simplificar los trámites, acelerar los procesos y crear los controles requeridos en la administración, de acuerdo con la Ley de Simplificación de Trámites Administrativos; Garantizar la operación ininterrumpida de los servicios tecnológicos requeridos para el funcionamiento de la sede.

RESULTADO: Conservación, mejoramiento y reparaciones de los espacios y equipos del Tribunal Supremo de Justicia. Disminución de la dependencia tecnológica. Disminución de los costos de implementación de nuevos sistemas y servicios, y de mantenimiento de los sistemas ya implementados. Mejoramiento en la utilización eficiente de los recursos naturales. Esto se traduce en usar el papel estrictamente cuando sea necesario. Simplificación y automatización de procesos administrativos. Esto significa una mayor cantidad de sistemas de información automatizados e integrados, que significan la celeridad de los procesos, disminución de tiempos de espera y disponibilidad de la información en tiempo real.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	9.358.500					9.358.500
4.03	Servicios no personales	37.030.744					37.030.744
4.04	Activos reales	50.745.403					50.745.403
	TOTAL	**97.134.647**					**97.134.647**

PROYECTO: COD. N.E: 114910 COD. PPTO: 210040000 Adecuación de los equipos de circulación vertical (ascensores) del Tribunal Supremo de Justicia.

UNIDAD DE MEDIDA: Unidad

CANTIDAD: Fem.(0) Mas.(0) Total(7)

ASIGNACIÓN PRESUPUESTARIA: 1.310.000

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Adecuar los equipos de circulación vertical (ascensores) del Tribunal Supremo de Justicia.

OBJETIVOS ESPECÍFICOS: Actualizar y modernizar el sistema de control de los equipos de circulación vertical. Adecuar las cabinas y hall de ascensores.

RESULTADO: Adecuación de nueve (9) equipos de circulación vertical (ascensores) del Tribunal Supremo de Justicia, edificio sede.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	140.358					140.358
4.04	Activos reales	1.169.642					1.169.642
	TOTAL	1.310.000					1.310.000

PROYECTO: COD. N.E: 113753 COD. PPTO: 210041000 Fortalecimiento del Sistema Autogestionado de Salud de la Dirección Ejecutiva de la Magistratura y dependencias judiciales

UNIDAD DE MEDIDA: Trámite

CANTIDAD: Fem.(0) Mas.(0) Total(1.022.652)

ASIGNACIÓN PRESUPUESTARIA: 573.463.492

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Establecer y consolidar un sistema de administración de Recursos Humanos del Poder Judicial

OBJETIVOS ESPECÍFICOS: Atender en materia de salud de manera oportuna, eficiente, con calidad, a costos razonables, a los trabajadores de la Dirección Ejecutiva de la Magistratura y dependencias judiciales, así como a su grupo familiar

RESULTADO: Atención Primaria, Carta Aval, Medicinas, Pago de Seguro de Vida y Gastos Funerarios

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	479.255.017					479.255.017
4.03	Servicios no personales	354.029					354.029
4.07	Transferencias y donaciones	93.854.446					93.854.446
	TOTAL	**573.463.492**					**573.463.492**

PROYECTO: COD. N.E: 113750 COD. PPTO: 210042000 Administración, Control y Evaluación de los Procesos en el Ámbito Nacional

UNIDAD DE MEDIDA: Proceso

CANTIDAD: Fem.(0) Mas.(0) Total(48.202)

ASIGNACIÓN PRESUPUESTARIA: 27.663.905

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Generar un servicio de administración de justicia transparente, equitativo, justo y oportuno que responda a las necesidades del ciudadano

OBJETIVOS ESPECÍFICOS: Optimizar los procesos administrativos y judiciales en el ámbito nacional

RESULTADO: Asesorías, auditorías, evaluaciones e inspecciones

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	4.967.985					4.967.985
4.03	Servicios no personales	19.326.365					19.326.365
4.04	Activos reales	3.339.555					3.339.555
4.11	Disminución de pasivos	30.000					30.000
	TOTAL	**27.663.905**					**27.663.905**

PROYECTO: COD. N.E: 113768 COD. PPTO: 210043000 Modernización de las Dependencias Judiciales y DEM Central

UNIDAD DE MEDIDA: Sede Adecuada

CANTIDAD: Fem.(0) Mas.(0) Total(202)

ASIGNACIÓN PRESUPUESTARIA: 82.999.465

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Generar un servicio de administración de justicia transparente, equitativo, justo y oportuno que responda a las necesidades del ciudadano

OBJETIVOS ESPECÍFICOS: Contar con sedes adecuadas en el ámbito nacional, con el fin de mejorar la infraestructura e implementar cambios tecnológicos

RESULTADO: Sedes judiciales óptimas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.020.269					1.020.269
4.03	Servicios no personales	10.134.075					10.134.075
4.04	Activos reales	68.843.267					68.843.267
4.11	Disminución de pasivos	3.001.854					3.001.854
	TOTAL	**82.999.465**					**82.999.465**

PROYECTO: COD. N.E: 113751 COD. PPTO: 210044000 Fortalecimiento a las dependencias judiciales en el ámbito estadal

UNIDAD DE MEDIDA: Dotación

CANTIDAD: Fem.(0) Mas.(0) Total(58.128)

ASIGNACIÓN PRESUPUESTARIA: 2.052.376.077

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Generar un servicio de administración de justicia transparente, equitativo, justo y oportuno que responda a las necesidades del ciudadano

OBJETIVOS ESPECÍFICOS: Proveer a las dependencias judiciales de los bienes y servicios necesarios para su funcionamiento

RESULTADO: Adquisición y dotación de bienes y servicios

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.956.248.996					1.956.248.996
4.02	Materiales, suministros y mercancías	41.161.690					41.161.690
4.03	Servicios no personales	44.353.007					44.353.007
4.04	Activos reales	10.612.384					10.612.384
	TOTAL	**2.052.376.077**					**2.052.376.077**

PROYECTO: COD. N.E: 113991 COD. PPTO: 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PUBLICA

UNIDAD DE MEDIDA: Servicio Prestado

CANTIDAD: Fem.(0) Mas.(0) Total(2)

ASIGNACIÓN PRESUPUESTARIA: 456.315.978

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Generar un servicio de administración de justicia, equidad, justa y oportuna

OBJETIVOS ESPECÍFICOS: Garantizar el derecho a la defensa en todas las competencias establecidas en la Ley Orgánica de la Defensa Pública

RESULTADO: Acceso de la Población a los servicios en todas las competencias establecidas en la Ley Orgánica de la Defensa Pública

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	375.474.133					375.474.133
4.02	Materiales, suministros y mercancías	8.195.735					8.195.735
4.03	Servicios no personales	23.652.233					23.652.233
4.04	Activos reales	24.481.740					24.481.740
4.07	Transferencias y donaciones	6.538.351					6.538.351
4.11	Disminución de pasivos	17.973.786					17.973.786
	TOTAL	**456.315.978**					**456.315.978**

PROYECTO: COD. PPTO: 219999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(1.644.605)

ASIGNACIÓN PRESUPUESTARIA: 1.644.605

DIRECTRIZ ESTRATÉGICA: No Aplica

OBJETIVO ESTRATÉGICO: NO DEFINIDO

OBJETIVOS ESPECÍFICOS: NO DEFINIDO

RESULTADO: 1.644.605

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	1.644.605					1.644.605
	TOTAL	**1.644.605**					**1.644.605**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	1.644.605					1.644.605
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.644.605					1.644.605
4.07.01.03.00	Transferencias corrientes internas al sector público	1.644.605					1.644.605
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.644.605					1.644.605
	- A0475 Fundación Gaceta Forense	1.644.605					1.644.605

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	827.383.409					827.383.409
4.03	Servicios no personales	13.617.220					13.617.220
	TOTAL	**841.000.629**					**841.000.629**

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	11.867.887					11.867.887
4.03	Servicios no personales	142.190.051					142.190.051
4.04	Activos reales	19.599.083					19.599.083
4.11	Disminución de pasivos	168.456.570					168.456.570
	TOTAL	**342.113.591**					**342.113.591**

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	1.070.770.836					1.070.770.836
	TOTAL	**1.070.770.836**					**1.070.770.836**

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	6.224.575					6.224.575
4.03	Servicios no personales	1.971.448					1.971.448
4.04	Activos reales	9.616.161					9.616.161
4.07	Transferencias y donaciones	1.200.000					1.200.000
	TOTAL	**19.012.184**					**19.012.184**

02

Contraloría General de la República

CONTRALORÍA GENERAL DE LA REPÚBLICA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Contraloría General de la República en apegó a la misión encomendada por el legislador de controlar, vigilar y fiscalizar los ingresos, gastos y bienes del Estado Venezolano, lo cual implica velar por la buena gestión en todos los ámbitos de la Administración, así como del correcto uso del patrimonio público, durante el año 2012 continuará ejerciendo sus labores en el campo del control fiscal a través de la ejecución de un importante número de actuaciones en el contexto de la Auditoría de Estado y aquellas tendentes a combatir la corrupción, entre ellas, las referidas a la determinación de responsabilidades por actos hechos u omisiones que afecten el patrimonio público, la aplicación de sanciones; la atención de las denuncias de particulares y planteamientos y solicitudes de los órganos del Poder Público. Asimismo continuará con el desarrollo del cuerpo normativo y técnico requerido para el fortalecimiento del Sistema Nacional de Control Fiscal previsto en la Constitución y en consonancia con los lineamientos estratégicos, reimpulsar la participación ciudadana en el control de la gestión pública.

Las acciones en referencia demandan mayor fortalecimiento institucional, es decir exige contar con el personal necesario para acometer las actuaciones y actividades en beneficio de la colectividad y de la buena marcha de la administración pública, a los cuales se les debe garantizar competitividad laboral y capacitación técnica. Asimismo para la gestión contralora es fundamental destinar recursos para la actualización y optimización de la plataforma tecnológica y la ampliación y mejora de las instalaciones de la institución.

El Presupuesto de Gastos para el año 2012 del Organismo Contralor, formulado con base a los criterios de austeridad y pulcritud en el manejo de los recursos públicos que caracterizan a nuestra institución, asciende a Bs. 351.083.561, de los cuales Bs. 119.493.162 (34,03%) se destinan al pago de previsión y protección social del personal jubilado y pensionado que ha sido acreedor de ese derecho a lo largo de 73 años de vida institucional que acumula la organización.

El monto y la distribución de los recursos se corresponden con necesidades reales para mantener la operatividad de esta institución y para honrar nuestro compromiso con los ciudadanos, dado que sobre ellos descansa el poder soberano de control y para quienes esta Contraloría tiene la misión de ser el instrumento técnico en el ejercicio de su derecho a fiscalizar la correcta administración de los recursos patrimoniales de la nación, así como con las instituciones del Estado Social de Derecho y de Justicia.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	Presupuesto 2012
116.124	020023000	Procedimientos Especiales	Actuación			2.120	8.061.240			8.061.240
116.116	020024000	Asesoría y Apoyo	Asesoría			1.712	19.485.645			19.485.645
116.110	020025000	Control Fiscal	Actuación			477	43.142.667			43.142.667
	029999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			70.990.027	70.990.027			70.990.027
						TOTAL	141.679.579			141.679.579

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	Presupuesto 2012
020001000	Dirección y Coordinación de los Gastos de los Trabajadores	54.300.356			54.300.356
020002000	Gestión Administrativa	35.610.464			35.610.464
020003000	Previsión y Protección Social	119.493.162			119.493.162
	TOTAL	209.403.982			209.403.982

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**348**	**309**		**657**	**35.063.397**	**4.759.320**	**39.822.717**
Altos Funcionarios y de Elección Popular	1			1	222.944		222.944
Alto Nivel y de Dirección		1		1	185.786		185.786
Profesional y Técnico	271	153		424	27.204.730	3.210.144	30.414.874
Personal Administrativo	69	105		174	5.876.845	1.392.840	7.269.685
Obrero	7	50		57	1.573.092	156.336	1.729.428
Personal Fijo a Tiempo Parcial	**2**			**2**	**25.000**		**25.000**
Personal Administrativo	2			2	25.000		25.000
Personal Contratado	**17**	**3**		**20**	**633.576**		**633.576**
Personal Administrativo	17	3		20	633.576		633.576
TOTAL	**367**	**312**		**679**	**35.721.973**	**4.759.320**	**40.481.293**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	216	52	**268**	**10.280.244**
Empleados	216	52	268	10.280.244
Jubilados	876	621	**1.497**	**109.212.918**
Empleados	876	621	1.497	109.212.918
TOTAL	**1.092**	**673**	**1.765**	**119.493.162**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	114.679.471			114.679.471
4.02	Materiales, suministros y mercancías	7.868.550			7.868.550
4.03	Servicios no personales	26.191.019			26.191.019
4.04	Activos reales	10.731.332			10.731.332
4.07	Transferencias y donaciones	190.613.189			190.613.189
4.11	Disminución de pasivos	1.000.000			1.000.000
	TOTAL	351.083.561			351.083.561

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	70.990.027			70.990.027
4.07.01.00.00	Transferencias y donaciones corrientes internas	70.990.027			70.990.027
4.07.01.03.00	Transferencias corrientes internas al sector público	70.990.027			70.990.027
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	70.990.027			70.990.027
	- A0398 Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)	11.315.667			11.315.667
	- A0416 Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON)	59.674.360			59.674.360

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	40.000			40.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	40.000			40.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	40.000			40.000
4.07.01.01.73	Subsidios a instituciones benéficas privadas	30.000			30.000
	- S0312 Cruz Roja de Venezuela	10.000			10.000
	- S0756 Hospital San Juan de Dios.	10.000			10.000
	- S0926 Sociedad Anticancerosa de Venezuela	10.000			10.000
4.07.01.01.76	Subsidios a entidades religiosas	10.000			10.000
	- S1897 Asociación Civil Red de Casas Don Bosco	10.000			10.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	90.000			90.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	90.000			90.000
4.07.02.01.00	Transferencias corrientes al exterior	90.000			90.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	90.000			90.000
	- I0115 Organización Latinoamericana del Caribe de Entidades Fiscalizadoras Superiores (OLACEFS)	60.000			60.000
	- I0116 Organización Internacional de Entidades Fiscalizadoras Superiores (INTOSAI)	30.000			30.000

PROYECTO: COD. N.E: 116124 COD. PPTO: 020023000 Procedimientos Especiales

UNIDAD DE MEDIDA: Actuación

CANTIDAD: Fem.(0) Mas.(0) Total(2.120)

ASIGNACIÓN PRESUPUESTARIA: 8.061.240

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Contribuir con el fortalecimiento de la vigilancia fiscalización y control de la administración pública, su eficacia eficiencia y transparencia, sancionando hechos, acciones u omisiones que sean indicios de manejo indebido de los recursos públicos

OBJETIVOS ESPECÍFICOS: Incrementar la cantidad y calidad de nuestras acciones fiscales. Contribuir con el mejoramiento continuo de la eficacia, efectividad y transparencia de la administración pública. Mejorar la proporción de actuaciones fiscales efectivas, derivadas de actuaciones de control

RESULTADO: Sanciones fiscales eficientes oportunas y ejemplarizantes.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	7.433.640					7.433.640
4.02	Materiales, suministros y mercancías	349.100					349.100
4.03	Servicios no personales	278.500					278.500
	TOTAL	**8.061.240**					**8.061.240**

PROYECTO: COD. N.E: 116116 COD. PPTO: 020024000 Asesoría y Apoyo

UNIDAD DE MEDIDA: Asesoría

CANTIDAD: Fem.(0) Mas.(0) Total(1.712)

ASIGNACIÓN PRESUPUESTARIA: 19.485.645

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Fortalecer el papel de la CGR como órgano rector del Sistema Nacional de Control Fiscal, prestando un servicio de calidad a través de asesorías y apoyo en los aspectos jurídicos y técnicos relacionados con el Control Fiscal

OBJETIVOS ESPECÍFICOS: Prestar asistencia de calidad en los aspectos técnicos del control fiscal. Prestar asistencia de calidad en los aspectos jurídicos del control fiscal.

RESULTADO: Normas, consultas, asesorías e instrumentos técnicos y jurídicos, orientados a estandarizar y fortalecer el ejercicio del control en el Sistema Nacional de Control Fiscal

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	16.383.255					16.383.255
4.02	Materiales, suministros y mercancías	779.990					779.990
4.03	Servicios no personales	1.914.400					1.914.400
4.04	Activos reales	408.000					408.000
	TOTAL	**19.485.645**					**19.485.645**

PROYECTO: COD. N.E: 116110 COD. PPTO: 020025000 Control Fiscal

UNIDAD DE MEDIDA: Actuación

CANTIDAD: Fem.(0) Mas.(0) Total(477)

ASIGNACIÓN PRESUPUESTARIA: 43.142.667

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Contribuir con el fortalecimiento de la vigilancia, fiscalización y control de la administración pública, su eficacia, eficiencia y transparencia, detectando hechos, acciones u omisiones que sean indicios de manejo indebido de recursos públicos.

OBJETIVOS ESPECÍFICOS: Lograr con nuestras actuaciones de control realizadas en atención a las denuncias recibidas, a la planificación anual de control sobre los sectores sociales y productivos del país y a los resultados de ejercicios anteriores; el mejoramiento continuo de la administración pública para conseguir una mayor eficacia, eficiencia y transparencia en la función del Estado

RESULTADO: Observaciones y recomendaciones orientadas a mejorar significativamente en el corto y mediano plazo los resultados operativos de los entes en los cuales se realicen las actuaciones, contribuyendo así a mejorar la situación de las áreas estratégicas seleccionadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	38.794.667					38.794.667
4.02	Materiales, suministros y mercancías	1.448.400					1.448.400
4.03	Servicios no personales	2.899.600					2.899.600
	TOTAL	**43.142.667**					**43.142.667**

PROYECTO: COD. PPTO: 029999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(70.990.027)

ASIGNACIÓN PRESUPUESTARIA: 70.990.027

DIRECTRIZ ESTRATÉGICA: No Aplica

OBJETIVO ESTRATÉGICO: NO DEFINIDO

OBJETIVOS ESPECÍFICOS: NO DEFINIDO

RESULTADO: 70.990.027

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	70.990.027					70.990.027
	TOTAL	**70.990.027**					**70.990.027**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	70.990.027					70.990.027
4.07.01.00.00	Transferencias y donaciones corrientes internas	70.990.027					70.990.027
4.07.01.03.00	Transferencias corrientes internas al sector público	70.990.027					70.990.027
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	70.990.027					70.990.027
	- A0398 Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)	11.315.667					11.315.667
	- A0416 Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON)	59.674.360					59.674.360

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	52.067.909					52.067.909
4.03	Servicios no personales	2.232.447					2.232.447
	TOTAL	**54.300.356**					**54.300.356**

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	5.291.060					5.291.060
4.03	Servicios no personales	18.866.072					18.866.072
4.04	Activos reales	10.323.332					10.323.332
4.07	Transferencias y donaciones	130.000					130.000
4.11	Disminución de pasivos	1.000.000					1.000.000
	TOTAL	**35.610.464**					**35.610.464**

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	40.000					40.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	40.000					40.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	40.000					40.000
4.07.01.01.73	Subsidios a instituciones benéficas privadas	30.000					30.000
	- S0312 Cruz Roja de Venezuela	10.000					10.000
	- S0756 Hospital San Juan de Dios.	10.000					10.000
	- S0926 Sociedad Anticancerosa de Venezuela	10.000					10.000
4.07.01.01.76	Subsidios a entidades religiosas	10.000					10.000
	- S1897 Asociación Civil Red de Casas Don Bosco	10.000					10.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	90.000					90.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	90.000					90.000
4.07.02.01.00	Transferencias corrientes al exterior	90.000					90.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	90.000					90.000
	- I0115 Organización Latinoamericana del Caribe de Entidades Fiscalizadoras Superiores (OLACEFS)	60.000					60.000
	- I0116 Organización Internacional de Entidades Fiscalizadoras Superiores (INTOSAI)	30.000					30.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	119.493.162					119.493.162
	TOTAL	**119.493.162**					**119.493.162**

33
Vicepresidencia de la República

VICEPRESIDENCIA DE LA REPÚBLICA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Vicepresidencia de la República Bolivariana de Venezuela, es el órgano responsable de coordinar las políticas públicas, sobre la base de los valores de compromiso institucional, justicia social, ética, excelencia y el trabajo en equipo, con trabajadores calificados y comprometidos en lo técnico, político y social, para garantizar la calidad de vida del pueblo venezolano, a partir de las atribuciones que le son conferidas al Vicepresidente Ejecutivo, de acuerdo a los artículos 238 y 239 de la Constitución de la República Bolivariana de Venezuela y 49 de la Ley Orgánica de la Administración Pública, de colaborar con el Presidente o la Presidenta de la República, en la dirección de la acción de gobierno y de presidir el Consejo Federal de Gobierno y coordinar las relaciones del Ejecutivo Nacional con los Estados, los Distritos Metropolitanos, presidir el Consejo de Estado, así como las que le señale la ley y demás actos normativos.

En fecha 24 de noviembre de 2010, fue adscrito a la Vicepresidencia de la República, el Centro Simón Bolívar C.A., empresa del Estado, mediante Decreto N° 7.841 de fecha 23 de noviembre de 2010, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.559 de esta misma fecha, de la cual se ordena posteriormente la supresión y liquidación el 01 de marzo de 2011, mediante Decreto Nº 8.077, publicado en Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.626.

Asimismo, en el Decreto Nº 8.116, de fecha 22 de marzo de 2011, se adscribe a la Vicepresidencia de la República, la empresa Carbones del Guasare, S.A. y, mediante Decreto Presidencial Nº 8.172 de fecha 25 de abril de 2011, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.660 de fecha 26 de abril de 2011, se adscriben a la Vicepresidencia los siguientes entes: Corporación Socialista del Cacao Venezolano, S.A., Corporación Venezolana del Café y la Empresa de Propiedad Social Algodones del Orinoco C.A., esto con el objeto de garantizar la producción y la distribución de café, cacao y algodón, optimizando su calidad, a los fines de cubrir las necesidades del pueblo y contribuir a alcanzar la seguridad y la soberanía agroalimentaria de la Nación.

En este contexto, con el supremo compromiso y voluntad, de lograr la mayor eficacia política y calidad revolucionaria en la construcción del socialismo, la refundación de la nación venezolana, basado en principios humanistas, sustentado en condiciones morales y éticas, que persigue el progreso de la patria y del colectivo, el Presupuesto de Gastos de la Vicepresidencia de la República y sus entes adscritos, para el Ejercicio Económico Financiero 2012, está fundamentado en los principios consagrados en nuestra Carta Magna, que promueven la participación y organización de la comunidad, el desarrollo de la contraloría social, la construcción de una nueva ética del servidor público y en las líneas establecidas en el Proyecto Nacional Simón Bolívar-Primer Plan Socialista de Desarrollo Económico Social de la Nación 2007-2013.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2012
115.501	330026000	Diseño e Implementación de un Sistema de Información de Indicadores de Gestión para las Evaluaciones de las Políticas Públicas	Sistema de Información			1	19.722.605			19.722.605
115.697	330027000	Administrar Diversas Instrucciones y Delegaciones Encomendadas al Vicepresidente Ejecutivo FASE II	Delegación Oficial			10	40.385.591			40.385.591
	339999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			447.171.444	447.171.444			447.171.444
						TOTAL	**507.279.640**			**507.279.640**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2012
330001000	Dirección y Coordinación de los Gastos de los Trabajadores	116.707.555			116.707.555
330002000	Gestión Administrativa	399.736.755			399.736.755
330003000	Previsión y Protección Social	16.310.944			16.310.944
330006000	Gastos de Funcionamiento de la Comisión Central de Planificación y Entes Adscritos	47.000.000			47.000.000
330007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	4.000.000			4.000.000
	TOTAL	**583.755.254**			**583.755.254**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**203**	**243**	**127**	**573**	**29.905.470**		**29.905.470**
Altos Funcionarios y de Elección Popular		1		1	126.756		126.756
Alto Nivel y de Dirección	11	14	34	59	5.270.220		5.270.220
Profesional y Técnico	95	61	56	212	14.108.196		14.108.196
Personal Administrativo	43	62	22	127	4.657.494		4.657.494
Obrero	54	105	15	174	5.742.804		5.742.804
Personal Contratado	**16**	**15**	**68**	**99**	**4.316.395**		**4.316.395**
Profesional y Técnico		5	34	39	2.640.000		2.640.000
Personal Administrativo	12	8		20	692.431		692.431
Obrero	4	2	34	40	983.964		983.964
TOTAL	**219**	**258**	**195**	**672**	**34.221.865**		**34.221.865**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**20**	**10**	**30**	**4.413.904**
Obrero		1	1	136.544
Empleado	20	9	29	4.277.360
Jubilados	**50**	**30**	**80**	**11.897.040**
Empleado	50	30	80	11.897.040
TOTAL	**70**	**40**	**110**	**16.310.944**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	179.821.978			179.821.978
4.02	Materiales, suministros y mercancías	30.564.903			30.564.903
4.03	Servicios no personales	53.573.316			53.573.316
4.04	Activos reales	34.728.859			34.728.859
4.07	Transferencias y donaciones	792.345.838			792.345.838
	TOTAL	**1.091.034.894**			**1.091.034.894**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	753.554.815			753.554.815
4.07.01.00.00	Transferencias y donaciones corrientes internas	753.554.815			753.554.815
4.07.01.03.00	Transferencias corrientes internas al sector público	753.554.815			753.554.815
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	550.404.319			550.404.319
	- A0015 Corporación de Desarrollo de la Región Central (CORPOCENTRO)	18.785.248			18.785.248
	- A0016 Corporación de Desarrollo de la Región de los Llanos (CORPOLLANOS)	24.394.912			24.394.912
	- A0018 Corporación de Desarrollo de la Región de los Andes (CORPOANDES)	30.000.000			30.000.000
	- A0019 Corporación de Desarrollo de la Región Zuliana (CORPOZULIA)	20.000.000			20.000.000
	- A0312 Fundación para el Desarrollo de la Región Centro Occidental de Venezuela (FUDECO)	25.224.159			25.224.159

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- A0411 Fundación Pro-Patria 2000	300.000.000			300.000.000
	- A0460 Fundación Misión Milagro	50.000.000			50.000.000
	- A0830 Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)	50.000.000			50.000.000
	- A0908 Servicio Nacional de Contrataciones	32.000.000			32.000.000
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	203.150.496			203.150.496
	- A0635 Centro Simón Bolívar, S.A. (CSB)	50.000.000			50.000.000
	- A1554 Corporación Venezolana del Café, S.A.	74.000.000			74.000.000
	- A1599 Corporación Socialista del Cacao Venezolano, S.A.	79.150.496			79.150.496

PROYECTO: COD. N.E: 115501 COD. PPTO: 330026000 Diseño e Implementación de un Sistema de Información de Indicadores de Gestión para las Evaluaciones de las Políticas Públicas.

UNIDAD DE MEDIDA: Sistema de Información

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 19.722.605

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Dirigir y coordinar el proceso de seguimiento y evaluación de los resultados de las políticas públicas, implementadas por el Ejecutivo Nacional.

OBJETIVOS ESPECÍFICOS: Funcionamiento de un sistema de información, basado en indicadores para el seguimiento y control de las políticas públicas y decisiones estratégicas (Puntos de Cuentas e Instrucciones), emanadas desde el Ejecutivo Nacional, ejecutados por los Órganos de la Administración Central.

RESULTADO: Sistema de Información

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	18.861.325					18.861.325
4.02	Materiales, suministros y mercancías	447.000					447.000
4.03	Servicios no personales	414.280					414.280
	TOTAL	**19.722.605**					**19.722.605**

PROYECTO: COD. N.E: 115697 COD. PPTO: 330027000 Administrar Diversas Instrucciones y Delegaciones Encomendadas al Vicepresidente Ejecutivo FASE II

UNIDAD DE MEDIDA: Delegación Oficial

CANTIDAD: Fem.(0) Mas.(0) Total(10)

ASIGNACIÓN PRESUPUESTARIA: 40.385.591

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Construir un sector público que fortalezca las bases del Socialismo

OBJETIVOS ESPECÍFICOS: Coordinar y evaluar la gestión de las comisiones e instrucciones delegadas al Vicepresidente Ejecutivo

RESULTADO: Delegaciones e instrucciones presidenciales asignadas y controladas por la Dirección General de Delegaciones Presidenciales.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	39.129.907					39.129.907
4.02	Materiales, suministros y mercancías	156.648					156.648
4.03	Servicios no personales	1.008.353					1.008.353
4.04	Activos reales	90.683					90.683
	TOTAL	**40.385.591**					**40.385.591**

PROYECTO: COD. PPTO: 339999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: 447.171.444

ASIGNACIÓN PRESUPUESTARIA: 447.171.444

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

OBJETIVOS ESPECÍFICOS: Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

RESULTADO: 447.171.444

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	447.171.444					447.171.444
	TOTAL	**447.171.444**					**447.171.444**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	447.171.444					447.171.444
4.07.01.00.00	Transferencias y donaciones corrientes internas	447.171.444					447.171.444
4.07.01.03.00	Transferencias corrientes internas al sector público	447.171.444					447.171.444
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	347.771.444					347.771.444
	- A0016 Corporación de Desarrollo de la Región de los Llanos (CORPOLLANOS)	14.636.948					14.636.948
	- A0018 Corporación de Desarrollo de la Región de los Andes (CORPOANDES)	18.000.000					18.000.000
	- A0312 Fundación para el Desarrollo de la Región Centro Occidental de Venezuela (FUDECO)	15.134.496					15.134.496
	- A0411 Fundación Pro-Patria 2000	270.000.000					270.000.000
	- A0830 Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)	30.000.000					30.000.000
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	99.400.000					99.400.000
	- A0635 Centro Simón Bolívar, S.A. (CSB)	10.000.000					10.000.000
	- A1554 Corporación Venezolana del Café, S.A.	54.400.000					54.400.000
	- A1599 Corporación Socialista del Cacao Venezolano, S.A.	35.000.000					35.000.000

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	116.307.555					116.307.555
4.03	Servicios no personales	400.000					400.000
	TOTAL	116.707.555					116.707.555

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	26.690.501					26.690.501
4.03	Servicios no personales	43.475.251					43.475.251
4.04	Activos reales	32.707.553					32.707.553
4.07	Transferencias y donaciones	296.863.450					296.863.450
	TOTAL	399.736.755					399.736.755

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	274.383.371					274.383.371
4.07.01.00.00	Transferencias y donaciones corrientes internas	274.383.371					274.383.371
4.07.01.03.00	Transferencias corrientes internas al sector público	274.383.371					274.383.371
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	170.632.875					170.632.875
	- A0015 Corporación de Desarrollo de la Región Central (CORPOCENTRO)	18.785.248					18.785.248
	- A0016 Corporación de Desarrollo de la Región de los Llanos (CORPOLLANOS)	9.757.964					9.757.964
	- A0018 Corporación de Desarrollo de la Región de los Andes (CORPOANDES)	12.000.000					12.000.000
	- A0019 Corporación de Desarrollo de la Región Zuliana (CORPOZULIA)	20.000.000					20.000.000
	- A0312 Fundación para el Desarrollo de la Región Centro Occidental de Venezuela (FUDECO)	10.089.663					10.089.663
	- A0411 Fundación Pro-Patria 2000	30.000.000					30.000.000
	- A0460 Fundación Misión Milagro	50.000.000					50.000.000
	- A0830 Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)	20.000.000					20.000.000
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	103.750.496					103.750.496
	- A0635 Centro Simón Bolívar, S.A. (CSB)	40.000.000					40.000.000
	- A1554 Corporación Venezolana del Café, S.A.	19.600.000					19.600.000
	- A1599 Corporación Socialista del Cacao Venezolano, S.A.	44.150.496					44.150.496

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	16.310.944					16.310.944
	TOTAL	**16.310.944**					**16.310.944**

ACCIÓN CENTRALIZADA: Gastos de Funcionamiento de la Comisión Central de Planificación y Entes Adscritos
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	5.523.191					5.523.191
4.02	Materiales, suministros y mercancías	1.770.752					1.770.752
4.03	Servicios no personales	5.775.434					5.775.434
4.04	Activos reales	1.930.623					1.930.623
4.07	Transferencias y donaciones	32.000.000					32.000.000
	TOTAL	**47.000.000**					**47.000.000**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	32.000.000					32.000.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	32.000.000					32.000.000
4.07.01.03.00	Transferencias corrientes internas al sector público	32.000.000					32.000.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	32.000.000					32.000.000
	- A0908 Servicio Nacional de Contrataciones	32.000.000					32.000.000

ACCIÓN CENTRALIZADA: Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.500.002					1.500.002
4.03	Servicios no personales	2.499.998					2.499.998
	TOTAL	**4.000.000**					**4.000.000**

39

Superintendencia Nacional de Auditoría Interna

SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Presupuesto para el ejercicio fiscal del año 2012 de la Superintendencia Nacional de Auditoría Interna (SUNAI), fue elaborado tomando en consideración los lineamientos del Ejecutivo Nacional, referidos a la eliminación del gasto suntuario o superfluo, de conformidad con las disposiciones establecidas en la Constitución de la República Bolivariana de Venezuela, Ley Orgánica de la Administración Pública, Ley Orgánica de Planificación, Ley Orgánica de la Administración Financiera del Sector Publico (LOAFPS) y Ley Orgánica de la Contraloría General de la República y del Sistema Nacional de Control Fiscal, en concordancia con las orientaciones del Ministerio del Poder Popular de Planificación y Finanzas y la Oficina Nacional de Presupuesto. En tal sentido, orientará su política presupuestaria, manteniendo criterios de austeridad en la aplicación de los recursos asignados, buscando maximizar el ahorro en la distribución del gasto.

En Plan Operativo Anual Institucional (POAI), esta conformado por cinco (5) proyectos estratégicos, que son necesarios para el cumplimiento de la misión de la SUNAI y están articulados a la directriz estratégica número 3, Profundización de la Democracia Protagónica Revolucionaria del Plan Nacional de Desarrollo Económico y Social de la Nación 2007-2013, Proyecto Nacional Simón Bolívar- Primer Plan Socialista, siendo indispensable la implementación de las nuevas tendencias de Auditoría Interna en la Administración Financiera del Sector Público Nacional, orientados a impulsar el control popular en la gestión gubernamental.

Los Proyectos en referencia son:

"Orientar y Asesorar en la implementación del Sistema de Control Interno en los Órganos y Entes de la APN"

Para el ejercicio fiscal 2012 la meta del proyecto es de 20.525 funcionarios capacitados en materia de Control Interno, previéndose una asignación de Bs. 2.421.845.

Este proyecto orienta su gestión al cumplimiento de las competencias atribuidas en la LOAFSP a la Superintendencia Nacional de Auditoría Interna, capacitando a las autoridades y a los funcionarios de los Órganos y Entes de la Administración Pública Nacional, para que implementen un Sistema de Control Interno, eficaz y eficiente, con el fin de que se cumpla con la normativa legal vigente, se disminuyan los riesgos inherentes a las operaciones, se alcancen los objetivos y metas del Proyecto Estratégico Institucional (PEI) y se optimice la transparencia y calidad de la gestión pública, contribuyendo de este modo en la lucha contra la corrupción administrativa.

"Fortalecer las Unidades de Auditoría Interna en los Órganos y Entes de la Administración Publica Nacional"

Para el ejercicio fiscal 2012 la meta del proyecto es de 35 unidades fortalecidas, previéndose una asignación de Bs. 2.250.100.

Este proyecto está orientado al cumplimiento de las atribuciones conferidas en la LOAFSP a la SUNAI, como Órgano a cargo de la supervisión, orientación y coordinación del Control Interno y la Auditoría Interna en la APN. Este rol, lo ejerce a través de la asesoría a las UAI, en la actividad de aseguramiento y consulta, para agregar valor y mejorar las operaciones de la organización, ayudándola a cumplir sus objetivos, aportando un enfoque sistemático y disciplinado, para evaluar y mejorar la eficacia de los procesos, a fin de contribuir al logro de la eficiencia, eficacia y transparencia en las organizaciones públicas, impulsando el establecimiento de sistemas de control interno, útiles para la consecución de los objetivos y metas de las organizaciones públicas.

"Evaluar el Sistema de Control Interno de los Órganos y Entes de la Administración Pública Nacional (APN)"

Para el ejercicio fiscal 2012 la meta del proyecto es de 50 órganos y entes de la APN, evaluados en materia de control interno, previéndose una asignación de Bs. 1.857.064.

Este proyecto, el cual está orientado a la evaluación del Sistema de Control Interno de los organismos de la APN, se realiza con la ejecución de auditorías para evaluar su organización y funcionamiento, a fin de emitir las recomendaciones pertinentes, a través de informes de resultados, con base en los hallazgos obtenidos y con correctivos que deben ser aplicados, para optimizar el funcionamiento del Sistema de Control Interno del organismo evaluado. Los informes tienen como destinatarios las mismas autoridades de organismos evaluados, la Dirección Superior de Gobierno, el MPPPF y la CGR, a los fines de que dispongan de información que permita reorientar la gestión de la política pública, a cargo de cada organismo.

"Promover en la Ciudadanía el Uso de Herramientas de Control y Auditoría Social"

Para el ejercicio fiscal 2012 la meta del proyecto es de 10.000 ciudadanos y ciudadanas, orientadas en el uso de herramientas en materia de control social, previéndose una asignación de Bs. 3.541.757.

Con este proyecto, la SUNAI se propone ofrecer a los ciudadanos y ciudadanas del Territorio Nacional, orientación relativa al uso y manejo de herramientas de Contraloría Social, a fin de fortalecer la gestión que desarrollan, con el objeto de estimular su participación ciudadana, como derecho y deber, a fin de optimizar su gestión comunitaria, lo que se traducirá en una gestión eficaz, eficiente y transparente en el uso de los fondos públicos.

"Fortalecer con Tecnología de Información, la Orientación, Coordinación y Supervisión del Control Interno en los Órganos y Entes de Administración Pública Centralizada y Descentralizada Funcionalmente"

Para el ejercicio fiscal 2012, la meta del proyecto es la de implementar 3 sistemas, para poseer una Plataforma Tecnológica Institucional, que cuente con herramientas informáticas adecuadas y actualizadas, en materia de control interno, auditoría y gestión, previéndose una asignación de Bs. 2.801.926.

La SUNAI demanda para la implementación de su nueva estructura organizativa, una organización con grandes fortalezas y con sus procesos de apoyo estratégicos y sustantivos automatizados; para dar cumplimiento a dicha demanda, la Oficina de Tecnología de Información y Telecomunicaciones, propone el desarrollo y la implementación de soluciones tecnológicas (Software), orientadas al área de Auditoría y Control Interno, así como también, optimizar con sistemas de información, los procesos internos de la Institución. Si bien el tiempo requerido para el diseño y desarrollo de estos sistemas iniciales, son de carácter temporal, como el mantenimiento y actualización de los mismos, si tiene carácter permanente y continua asistencia técnica, mientras se produce la curva de aprendizaje y adaptación a los nuevos ambientes de trabajo. En tal sentido, conviene la asignación de un recurso cuya responsabilidad básica sea la atención y canalización de las consultas de los usuarios; así como asegurar el cumplimiento de un programa de inducción, que facilite la adaptación de los usuarios de todas las unidades, a los nuevos sistemas de información en materia de Control y Auditoría y los de uso interno de la SUNAI.

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código N.E	Código Ppto.	Denominación	Fecha inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
40.663	390008000	Orientar y Asesorar para la Implementación del Sistema de Control Interno en los Órganos y Entes de la APN	01-01-07	30-12-16	9.296.199	2.421.845	7.947.868	34.672.155	54.338.067
112.361	390023000	Promover en la Ciudadanía el Uso de Herramientas de Control y Auditoría Social	01-01-11	30-12-13	1.136.749	3.541.757	8.210.798		12.889.304
				TOTAL	10.432.948	5.963.602	16.158.666	34.672.155	67.227.371

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
40.663	390008000	Orientar y Asesorar para la Implementación del Sistema de Control Interno en los Órganos y Entes de la APN	Funcionario Capacitado			20.525	2.421.845			2.421.845
112.361	390023000	Promover en la Ciudadanía el Uso de Herramientas de Control y Auditoría Social.	Ciudadano Atendido	5.000	5.000	10.000	3.541.757			3.541.757
114.137	390024000	Fortalecer con Tecnología de Información, la Orientación, Coordinación y Supervisión del Control Interno en los Órganos y Entes de Administración Pública Centralizada y Descentralizada Funcionalmente	Sistema de Información			3	2.801.926			2.801.926
114.079	390025000	Evaluar el Sistema de Control Interno de los Órganos y Entes de la Administración	Institución			50	1.857.064			1.857.064

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
		Pública Nacional (APN)								
114.039	390026000	Fortalecer las Unidades de Auditoría Interna en los Órganos y Entes de la Administración Pública Nacional	Unidad Fortalecida			35	2.250.100			2.250.100
						TOTAL	12.872.692			12.872.692

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
390001000	Dirección y Coordinación de los Gastos de los Trabajadores	10.684.016			10.684.016
390002000	Gestión Administrativa	1.833.508			1.833.508
390003000	Previsión y Protección Social	1.139.010			1.139.010
	TOTAL	13.656.534			13.656.534

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**46**	**40**	**5**	**91**	**3.861.803**	**891.357**	**4.753.160**
Alto Nivel y de Dirección		1		1	135.907		135.907
Directivo	6	4	1	11	1.275.433	137.160	1.412.593
Profesional y Técnico	31	22	4	57	2.097.910	754.197	2.852.107
Administrativo	9	13		22	352.553		352.553
Personal Contratado	**1**	**2**		**3**	**153.756**		**153.756**
Profesional y Técnico	1	2		3	153.756		153.756
TOTAL	**47**	**42**	**5**	**94**	**4.015.559**	**891.357**	**4.906.916**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1**		**1**	**289.254**
Empleado	1		1	289.254
Jubilados	**8**		**8**	**849.756**
Empleado	8		8	849.756
TOTAL	**9**		**9**	**1.139.010**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	19.998.355			19.998.355
4.02	Materiales, suministros y mercancías	929.520			929.520
4.03	Servicios no personales	4.016.083			4.016.083
4.04	Activos reales	317.258			317.258
4.07	Transferencias y donaciones	1.268.010			1.268.010
	TOTAL	**26.529.226**			**26.529.226**

PROYECTO: COD. N.E: 40663 COD. PPTO: 390008000 Orientar y Asesorar para la Implementación del Sistema de Control Interno en los Órganos y Entes de la APN

UNIDAD DE MEDIDA: Funcionario Capacitado

CANTIDAD: Fem.(0) Mas.(0) Total(20.525)

ASIGNACIÓN PRESUPUESTARIA: 2.421.845

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Ejercer la coordinación, supervisión y orientación del Sistema de Control Interno, en los Órganos y Entes de la APN e impulsar, promover y fortalecer el Poder Popular, en la gestión gubernamental a través de la Contraloría Social, para lograr una Administración Pública eficaz, eficiente y transparente, al servicio de las ciudadanas y ciudadanos, hacia la transformación de la Sociedad Venezolana.

OBJETIVOS ESPECÍFICOS: Promover la transparencia, eficiencia, eficacia y calidad de la gestión pública, en los Órganos y entes de la Administración Pública Nacional, orientando en la implementación y fortalecimiento de su Sistema de Control Interno.

RESULTADO: Capacitar a los funcionarios de los Órganos y Entes de la Administración Pública Nacional, para que implementen un Sistema de Control Interno eficiente y eficaz.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.174.661					2.174.661
4.02	Materiales, suministros y mercancías	161.200					161.200
4.03	Servicios no personales	81.484					81.484
4.04	Activos reales	4.500					4.500
	TOTAL	**2.421.845**					**2.421.845**

PROYECTO: COD. N.E: 112361 COD. PPTO: 390023000 Promover en la Ciudadanía el Uso de Herramientas de Control y Auditoría Social.

UNIDAD DE MEDIDA: Ciudadano Atendido

CANTIDAD: Fem.(5.000) Mas.(5.000) Total(10.000)

ASIGNACIÓN PRESUPUESTARIA: 3.541.757

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Ejercer la coordinación, supervisión y orientación del Sistema de Control Interno en los Órganos y Entes de la APN e impulsar, promover y fortalecer el Poder Popular, en la gestión gubernamental, a través de la Contraloría Social, para lograr una Administración Pública eficaz, eficiente y transparente, al servicio de las ciudadanas y ciudadanos, hacia la transformación de la Sociedad Venezolana.

OBJETIVOS ESPECÍFICOS: Proveer a la ciudadanía de herramientas, que le permitan ejercer el control y la auditoría social de la gestión pública y de la gestión social, para lograr la transparencia en el uso de los recursos públicos.

RESULTADO: Orientación a los ciudadanos y ciudadanas en el uso de herramientas en materia de control social.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.040.598					1.040.598
4.02	Materiales, suministros y mercancías	134.840					134.840
4.03	Servicios no personales	2.361.319					2.361.319
4.04	Activos reales	5.000					5.000
	TOTAL	**3.541.757**					**3.541.757**

PROYECTO: COD. N.E: 114137 COD. PPTO: 390024000 Fortalecer con Tecnología de Información, la Orientación, Coordinación y Supervisión del Control Interno en los Órganos y Entes de Administración Pública Centralizada y Descentralizada Funcionalmente

UNIDAD DE MEDIDA: Sistema de Información

CANTIDAD: Fem.(0) Mas.(0) Total(3)

ASIGNACIÓN PRESUPUESTARIA: 2.801.926

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Ejercer la coordinación, supervisión y orientación del Sistema de Control Interno en los Órganos y Entes de la APN e impulsar, promover y fortalecer el Poder Popular, en la gestión gubernamental, a través de la Contraloría Social, para lograr una Administración Pública eficaz, eficiente y transparente, al servicio de las ciudadanas y ciudadanos hacia la transformación de la Sociedad Venezolana.

OBJETIVOS ESPECÍFICOS: Implementar Sistemas de Información en Materia de Control Interno y Auditoría para las UAI de la APN, Centralizada y Descentralizada funcionalmente.

RESULTADO: Plataforma tecnológica institucional que cuente con herramientas informáticas adecuadas y actualizadas, en materia de control interno, auditoría y gestión.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.436.164					2.436.164
4.02	Materiales, suministros y mercancías	42.400					42.400
4.03	Servicios no personales	30.462					30.462
4.04	Activos reales	292.900					292.900
	TOTAL	**2.801.926**					**2.801.926**

PROYECTO:	COD. N.E: 114079 COD. PPTO: 390025000 Evaluar el Sistema de Control Interno de los Órganos y Entes de la Administración Pública Nacional (APN)
UNIDAD DE MEDIDA:	Institución
CANTIDAD:	Fem.(0) Mas.(0) Total(50)
ASIGNACIÓN PRESUPUESTARIA:	1.857.064
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria.
OBJETIVO ESTRATÉGICO:	Ejercer la coordinación, supervisión y orientación del Sistema de Control Interno en los Órganos y Entes de la APN e impulsar, promover y fortalecer el Poder Popular, en la gestión gubernamental, a través de la Contraloría Social, para lograr una Administración Pública eficaz, eficiente y transparente, al servicio de las ciudadanas y ciudadanos, hacia la transformación de la Sociedad Venezolana.
OBJETIVOS ESPECÍFICOS:	Evaluar el estado actual del Sistema de Control Interno en Órganos y Entes de la APN, para determinar su exposición al riesgo.
RESULTADO:	Órganos y entes de la APN con sistemas evaluados.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.816.769					1.816.769
4.02	Materiales, suministros y mercancías	12.978					12.978
4.03	Servicios no personales	27.317					27.317
	TOTAL	**1.857.064**					**1.857.064**

PROYECTO: COD. N.E: 114039 COD. PPTO: 390026000 Fortalecer las Unidades de Auditoría Interna en los Órganos y Entes de la Administración Pública Nacional

UNIDAD DE MEDIDA: Unidad Fortalecida

CANTIDAD: Fem.(0) Mas.(0) Total(35)

ASIGNACIÓN PRESUPUESTARIA: 2.250.100

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Ejercer la coordinación, supervisión y orientación del Sistema de Control Interno en los Órganos y Entes de la APN e impulsar, promover y fortalecer el Poder Popular, en la gestión gubernamental, a través de la Contraloría Social, para lograr una Administración Pública eficaz, eficiente y transparente, al servicio de las ciudadanas y ciudadanos, hacia la transformación de la Sociedad Venezolana.

OBJETIVOS ESPECÍFICOS: Fortalecer las Unidades de Auditoría Interna en los Órganos y Entes de la APN, para contribuir al logro de la eficacia, la eficiencia y la transparencia en las organizaciones públicas.

RESULTADO: Coordinación y asesoría de las Unidades de Auditoría Interna (UAI), en el fortalecimiento organizacional, a fin de lograr mejoras en los niveles de eficacia y eficiencia en su gestión.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.172.580					2.172.580
4.02	Materiales, suministros y mercancías	13.000					13.000
4.03	Servicios no personales	64.520					64.520
	TOTAL	**2.250.100**					**2.250.100**

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	10.357.583					10.357.583
4.03	Servicios no personales	326.433					326.433
	TOTAL	**10.684.016**					**10.684.016**

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	565.102					565.102
4.03	Servicios no personales	1.124.548					1.124.548
4.04	Activos reales	14.858					14.858
4.07	Transferencias y donaciones	129.000					129.000
	TOTAL	**1.833.508**					**1.833.508**

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	1.139.010					1.139.010
	TOTAL	**1.139.010**					**1.139.010**

38

Consejo Moral Republicano

CONSEJO MORAL REPUBLICANO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Consejo Moral Republicano, como órgano de expresión del Poder Ciudadano, fundamenta su política presupuestaria para el ejercicio fiscal 2012, básicamente en las siguientes estrategias:

Fortalecimiento Institucional del Consejo Moral Republicano a través de la promoción y proyección de su imagen en el ámbito nacional, estableciendo mecanismos eficientes de atención a solicitudes, con lo cual se garantiza su operatividad administrativa y el desarrollo de las normas jurídicas que rigen su actuación.

Promover en los venezolanos y venezolanas el interés por los principios y valores esenciales para la convivencia en democracia, sus derechos, garantías y deberes ciudadanos establecidos en la Constitución de la República Bolivariana de Venezuela, así como el Pensamiento Social del Libertador Simón Bolívar.

Fomentar en los funcionarios y funcionarias de la Administración Pública, los principios y valores cívicos-morales que sustentan el servicio público como parte del desarrollo integral del país.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
116.008	380020000	Campaña de Promoción y Divulgación de la Formación Cívica y Rescate de Valores	Campaña publicitaria			1	100.000			100.000
115.971	380021000	Formación Cívica y Rescate de Valores en la Escuela, la Familia, Comunidades y Funcionarios Públicos.	Taller / Curso			6.000	4.035.967			4.035.967
						TOTAL	4.135.967			4.135.967

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
380001000	Dirección y Coordinación de los Gastos de los Trabajadores	925.053			925.053
380002000	Gestión Administrativa	261.704			261.704
	TOTAL	1.186.757			1.186.757

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**10**	**5**	**2**	**17**	**1.076.196**		**1.076.196**
Alto Nivel y de Dirección	2	1	2	5	524.301		524.301
Profesional y Técnico	8	4		12	551.895		551.895
Personal Contratado	**42**	**4**	**2**	**48**	**1.632.363**		**1.632.363**
Personal Administrativo	3	1	2	6	204.048		204.048
Personal Docente	39	3		42	1.428.315		1.428.315
TOTAL	**52**	**9**	**4**	**65**	**2.708.559**		**2.708.559**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	4.501.221			4.501.221
4.02	Materiales, suministros y mercancías	95.000			95.000
4.03	Servicios no personales	711.503			711.503
4.04	Activos reales	15.000			15.000
	TOTAL	**5.322.724**			**5.322.724**

PROYECTO: COD. N.E: 116008 COD. PPTO: 380020000 Campaña de Promoción y Divulgación de la Formación Cívica y Rescate de Valores

UNIDAD DE MEDIDA: Campaña publicitaria

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 100.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Promover y Divulgar la formación cívica y los valores ciudadanos en la población a través de la difusión de los deberes, derechos y virtudes democráticas como parte del desarrollo integral del país.

OBJETIVOS ESPECÍFICOS: Promover y Divulgar a través de una campaña institucional la formación cívica y los valores ciudadanos en la población a través de la difusión de los deberes, derechos y virtudes democráticas como parte del desarrollo integral del país.

RESULTADO: La refundación de la Nación Venezolana basándose en el cimiento de los valores y principios humanistas a partir de la construcción de una estructura social incluyente.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	100.000					100.000
	TOTAL	**100.000**					**100.000**

PROYECTO: COD. N.E: 115971 COD. PPTO: 380021000 Formación Cívica y Rescate de Valores en la Escuela, la Familia, Comunidades y Funcionarios Públicos.

UNIDAD DE MEDIDA: Taller / Curso

CANTIDAD: Fem.(0) Mas.(0) Total(6.000)

ASIGNACIÓN PRESUPUESTARIA: 4.035.967

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Promoción de actividades pedagógicas dirigidas al conocimiento y estudio de la Constitución.

OBJETIVOS ESPECÍFICOS: Promover la formación cívica y el rescate de valores en la población a través de la difusión de los deberes, derechos y virtudes democráticas a fin de lograr una efectiva participación social.

RESULTADO: La refundación de la Nación Venezolana basándose en el cimiento de los valores y principios humanistas a partir de la construcción de una estructura social incluyente.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	3.576.168					3.576.168
4.02	Materiales, suministros y mercancías	70.000					70.000
4.03	Servicios no personales	374.799					374.799
4.04	Activos reales	15.000					15.000
	TOTAL	**4.035.967**					**4.035.967**

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	925.053					925.053
	TOTAL	**925.053**					**925.053**

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	25.000					25.000
4.03	Servicios no personales	236.704					236.704
	TOTAL	**261.704**					**261.704**

37

Ministerio del Poder Popular del Despacho de la Presidencia

MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Los lineamientos que el Ministerio del Poder Popular del Despacho de la Presidencia, contempla para la ejecución del Plan Operativo Anual Institucional y el Presupuesto del año 2012, responden a los principales desafíos que tiene planteado el Gobierno Nacional para avanzar en la profundización del Proyecto Socialista Bolivariano, beneficiando a las mayorías, a través de una gestión pública democrática, coherente, transparente y eficaz, que permite exhibir con mayor fuerza, los resultados concretos de la acción gubernamental, contribuyendo de esta forma a la construcción de la sociedad socialista, en la que prevalecen los valores de justicia y equidad.

En este contexto, el Ministerio del Poder Popular del Despacho de la Presidencia, comprometido en fortalecer las acciones del Gobierno Nacional, orientadas a la consecución de las Líneas Generales establecidas en el Proyecto Nacional "Simón Bolívar", Primer Plan Socialista-Desarrollo Económico y Social de la Nación 2007 – 2013, ha estructurado un plan estratégico para el período comprendido del 01/01/2012 al 31/12/2012, a través de la ejecución de un Presupuesto por Proyectos, con miras a consolidar la acción institucional y el desarrollo humano, con actividades que responden a las necesidades comunitarias y contribuyen al desarrollo de las potencialidades y capacidades de la comunidad.

Lo indicado, da origen a la formulación de Proyectos de Alcance Social como son: el servicio de apoyo al soberano, el otorgamiento de asistencia socio-económica a los sectores más necesitados del país, la incorporación de los niños, niñas y jóvenes al Sistema Nacional de Orquestas y Coros Juveniles, la mejora y solución de los problemas urbanísticos, arquitectónicos y paisajísticos a nivel nacional y el fortalecimiento del Sistema Estadístico Nacional. Se mantienen las conquistas sociales, que los ciudadanos y ciudadanas han alcanzado por intermedio de las Misiones Sociales; con lo cual, se coadyuva al acercamiento de la población a la Suprema Felicidad Social, por la vía del ejercicio democrático, participativo y protagónico. Paralelamente, se formularon Proyectos Institucionales, con los cuales se busca garantizar el suministro oportuno de bienes y servicios, requeridos para cumplir a nivel estratégico, táctico, operativo, administrativo, tecnológico y logístico, con la Misión Institucional.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
114.480	370033000	Servicio de Seguridad, Custodia y Transporte Aéreo Presidencial	Servicio			1.095	26.000.000			26.000.000
115.496	370034000	Servicios Logísticos y de Mantenimiento	Servicio			1.270.928	171.415.522			171.415.522
114.702	370035000	Fortalecimiento de la Seguridad, Desarrollo y Defensa Integral de la Nación	Informe			516	34.515.663			34.515.663
115.828	370036000	Inspección, Seguimiento y Evaluación de la Gestión Pública Nacional	Informe			1.825	12.000.000			12.000.000
115.714	370037000	Servicio de Apoyo al Soberano	Ciudadano (a)	85.258	36.539	121.797	2.930.744.345			2.930.744.345
	379999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			615.131.697	357.963.799	257.167.898		615.131.697
						TOTAL	3.532.639.329	257.167.898		3.789.807.227

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
370001000	Dirección y Coordinación de los Gastos de los Trabajadores	411.130.598			411.130.598
370002000	Gestión Administrativa	272.789.765			272.789.765
370003000	Previsión y Protección Social	41.046.539			41.046.539
370007000	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	36.656.000			36.656.000
	TOTAL	761.622.902			761.622.902

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**410**	**655**	**130**	**1.195**	**27.693.436**	**8.007.248**	**35.700.684**
Altos Funcionarios y de Elección Popular		1		1	26.242	8.486	34.728
Alto Nivel y de Dirección	2	18	29	49	1.285.841	415.823	1.701.664
Directivo		1		1	40.500		40.500
Profesional y Técnico	104	86	40	230	6.044.804	1.503.112	7.547.916
Administrativo	155	30	50	235	6.124.499	1.988.335	8.112.834
Obrero	149	519	11	679	14.171.550	4.091.492	18.263.042
Personal Contratado	**379**	**454**		**833**	**27.475.856**		**27.475.856**
Profesional y Técnico	261	179		440	16.988.477		16.988.477
Administrativo		1		1	18.579		18.579
Obrero	118	274		392	10.468.800		10.468.800
TOTAL	**789**	**1.109**	**130**	**2.028**	**55.169.292**	**8.007.248**	**63.176.540**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**168**	**69**	**237**	**13.856.247**
Obrero	87	50	137	8.009.362
Empleado	81	19	100	5.846.885
Jubilados	**220**	**235**	**455**	**27.190.292**
Obrero	37	139	176	10.776.921
Empleado	183	96	279	16.413.371
TOTAL	**388**	**304**	**692**	**41.046.539**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	458.007.786			458.007.786
4.02	Materiales, suministros y mercancías	98.069.637			98.069.637
4.03	Servicios no personales	114.049.133			114.049.133
4.04	Activos reales	8.626.424			8.626.424
4.06	Gastos de defensa y seguridad del estado	1.500.000			1.500.000
4.07	Transferencias y donaciones	3.614.009.251	257.167.898		3.871.177.149
	TOTAL	**4.294.262.231**	**257.167.898**		**4.551.430.129**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	3.314.400.524	257.167.898		3.571.568.422
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.314.400.524			3.314.400.524
4.07.01.03.00	Transferencias corrientes internas al sector público	3.314.400.524			3.314.400.524
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.314.400.524			3.314.400.524
	- A0198 Instituto Nacional de Estadística (INE)	175.000.000			175.000.000
	- A0216 Fundación "Pueblo Soberano"	152.469.078			152.469.078
	- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)	250.311.981			250.311.981
	- A0415 Fundación Misión Sucre	495.199.325			495.199.325
	- A0423 Fundación Misión Identidad	20.150.000			20.150.000
	- A0425 Fundación Samuel Róbinson	301.986.749			301.986.749
	- A0428 Fundación Misión Piar	2.765.964			2.765.964
	- A0446 Fundación Misión Barrio Adentro	841.621.382			841.621.382
	- A0452 Fundación Misión Cultura	54.433.008			54.433.008
	- A0456 Fundación Misión Madres del Barrio Josefa Joaquina Sánchez	713.304.892			713.304.892
	- A0460 Fundación Misión Milagro	20.140.000			20.140.000
	- A0480 Fundación Misión Negra Hipólita	237.736.903			237.736.903
	- A0487 Fundación "Misión Che Guevara"	29.281.242			29.281.242
	- A1604 Fundación Oficina Presidencial de Planes y Proyectos Especiales	20.000.000			20.000.000
4.07.03.00.00	Transferencias y donaciones de capital internas		257.167.898		257.167.898
4.07.03.03.00	Transferencias de capital internas al sector público		257.167.898		257.167.898
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales		257.167.898		257.167.898
	- A0198 Instituto Nacional de Estadística (INE)		57.020.821		57.020.821
	- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)		200.147.077		200.147.077

PROYECTO:	COD. N.E: 114480 COD. PPTO: 370033000 Servicio de Seguridad, Custodia y Transporte Aéreo Presidencial
UNIDAD DE MEDIDA:	Servicio
CANTIDAD:	Fem.(0) Mas.(0) Total(1.095)
ASIGNACIÓN PRESUPUESTARIA:	26.000.000
DIRECTRIZ ESTRATÉGICA:	Avanzar hacia la Nueva Etapa en la Geopolítica Internacional
OBJETIVO ESTRATÉGICO:	Prestar al Ciudadano Presidente de la República y a sus familiares inmediatos los honores, así como las distinciones que corresponda a su alta investidura, de igual manera cumplir con la seguridad; asimismo, custodiar las instalaciones presidenciales y lugares donde ejerza sus funciones y prestar los servicios de transporte aéreo nacional e internacional.
OBJETIVOS ESPECÍFICOS:	Prestar seguridad, custodia y transporte aéreo al Ciudadano Presidente de la República Bolivariana de Venezuela y a sus familiares, dentro y fuera del país
RESULTADO:	Seguridad, custodia y transporte aéreo prestado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	11.135.520					11.135.520
4.02	Materiales, suministros y mercancías	6.291.394					6.291.394
4.03	Servicios no personales	6.805.566					6.805.566
4.04	Activos reales	267.520					267.520
4.06	Gastos de defensa y seguridad del estado	1.500.000					1.500.000
	TOTAL	**26.000.000**					**26.000.000**

PROYECTO: COD. N.E: 115496 COD. PPTO: 370034000 Servicios Logísticos y de Mantenimiento

UNIDAD DE MEDIDA: Servicio

CANTIDAD: Fem.(0) Mas.(0) Total(1.270.928)

ASIGNACIÓN PRESUPUESTARIA: 171.415.522

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Avanzar en la conformación de la nueva estructura social

OBJETIVOS ESPECÍFICOS: Suministrar el apoyo técnico, logístico y administrativo, que requiere el Ministerio del Poder Popular del Despacho de la Presidencia, para el desempeño de sus funciones

RESULTADO: Servicios logísticos y de mantenimiento

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	90.072.343					90.072.343
4.03	Servicios no personales	65.830.006					65.830.006
4.04	Activos reales	4.800.579					4.800.579
4.07	Transferencias y donaciones	10.712.594					10.712.594
	TOTAL	**171.415.522**					**171.415.522**

PROYECTO: COD. N.E: 114702 COD. PPTO: 370035000 Fortalecimiento de la Seguridad, Desarrollo y Defensa Integral de la Nación

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(516)

ASIGNACIÓN PRESUPUESTARIA: 34.515.663

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Consolidarnos como el máximo órgano de consulta, para la planificación y asesoramiento del Poder Público Nacional, Estatal, Municipal y Comunal, en los asuntos relacionados con la seguridad, defensa y desarrollo integral de la Nación

OBJETIVOS ESPECÍFICOS: Asesorar en materia de seguridad, defensa y desarrollo integral de la Nación al Consejo de Defensa de la Nación y las diferentes instancias del Poder Público Nacional, Estatal, Municipal y Comunal, en los ámbitos económico, político, social, cultural, geográfico, ambiental, militar e internacional

RESULTADO: Informe concluido

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	29.012.566					29.012.566
4.02	Materiales, suministros y mercancías	905.900					905.900
4.03	Servicios no personales	3.094.763					3.094.763
4.04	Activos reales	35.000					35.000
4.07	Transferencias y donaciones	1.467.434					1.467.434
	TOTAL	**34.515.663**					**34.515.663**

PROYECTO: COD. N.E: 115828 COD. PPTO: 370036000 Inspección, Seguimiento y Evaluación de la Gestión Pública Nacional

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(1.825)

ASIGNACIÓN PRESUPUESTARIA: 12.000.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Inspeccionar, evaluar y dar seguimiento a los planes, proyectos, obras y trabajos, que ejecuten los Órganos, Entes y Misiones, con el fin de mantener informado al Ciudadano Presidente de la República, para facilitar la toma de decisiones y brindar satisfacción al ciudadano y ciudadana, que recibe servicios públicos.

OBJETIVOS ESPECÍFICOS: Establecer acciones que permitan mantener una evaluación integral de la Gestión Pública, mediante la inspección y presentación de informes, que faciliten la toma de decisiones del Presidente de la República Bolivariana de Venezuela.

RESULTADO: Informes de evaluación de los planes y proyectos en ejecución con los recursos públicos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	9.659.165					9.659.165
4.02	Materiales, suministros y mercancías	800.000					800.000
4.03	Servicios no personales	1.001.510					1.001.510
4.04	Activos reales	539.325					539.325
	TOTAL	**12.000.000**					**12.000.000**

PROYECTO:	COD. N.E: 115714 COD. PPTO: 370037000 Servicio de Apoyo al Soberano
UNIDAD DE MEDIDA:	Ciudadano (a)
CANTIDAD:	Fem.(85.258) Mas.(36.539) Total(121.797)
ASIGNACIÓN PRESUPUESTARIA:	2.930.744.345
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Otorgar, atender y orientar a los ciudadanos y ciudadanas que acuden al Palacio de Miraflores, en búsqueda de solución a sus necesidades individuales y comunitarias, insatisfechas por los organismos regulares. Así como, contribuir a mejorar la calidad de vida del soberano, con el otorgamiento de ayudas.
OBJETIVOS ESPECÍFICOS:	Atención, orientación, y apoyo a los ciudadanos y ciudadanas que elevan ante el Ciudadano Presidente de la República, sus necesidades sociales relacionadas con los ámbitos de: salud, educación, vivienda, créditos, asistencia legal y social, becas y pensiones.
RESULTADO:	Ayudas permanentes y no permanentes otorgadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	2.930.744.345					2.930.744.345
	- Misiones sociales	2.753.214.345					2.753.214.345
	Misión Barrio Adentro Deportivo	36.594.880					36.594.880
	Resto de Misiones	2.716.619.465					2.716.619.465
	- Resto de transferencias	177.530.000					177.530.000
TOTAL		**2.930.744.345**					**2.930.744.345**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	2.716.619.465					2.716.619.465
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.716.619.465					2.716.619.465
4.07.01.03.00	Transferencias corrientes internas al sector público	2.716.619.465					2.716.619.465
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.716.619.465					2.716.619.465
	- A0415 Fundación Misión Sucre	495.199.325					495.199.325
	- A0423 Fundación Misión Identidad	20.150.000					20.150.000
	- A0425 Fundación Samuel Róbinson	301.986.749					301.986.749
	- A0428 Fundación Misión Piar	2.765.964					2.765.964
	- A0446 Fundación Misión Barrio Adentro	841.621.382					841.621.382
	- A0452 Fundación Misión Cultura	54.433.008					54.433.008
	- A0456 Fundación Misión Madres del Barrio Josefa Joaquina Sánchez	713.304.892					713.304.892
	- A0460 Fundación Misión Milagro	20.140.000					20.140.000
	- A0480 Fundación Misión Negra Hipólita	237.736.903					237.736.903
	- A0487 Fundación "Misión Che Guevara"	29.281.242					29.281.242

PROYECTO:	COD. PPTO: 379999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	Bolivar
CANTIDAD:	Fem.(0) Mas.(0) Total(615.131.697)
ASIGNACIÓN PRESUPUESTARIA:	615.131.697
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Avanzar en la conformación de la nueva estructura social
OBJETIVOS ESPECÍFICOS:	Apoyo a los proyectos de los entes descentralizados
RESULTADO:	615.131.697

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	357.963.799	257.167.898				615.131.697
	- Fortalecimiento del Instituto Nacional de Estadística (INE) como ente rector del Sistema Estadístico Nacional (SEN)		57.020.821				57.020.821
	- Segunda Fase del Programa de Apoyo al Centro Social por la Música		180.000.000				180.000.000
	- Complejo de Acción Social por la Música Simón Bolívar"		20.147.077				20.147.077
	Resto de Fuentes de Financiamiento	357.963.799					357.963.799
	TOTAL	**357.963.799**	**257.167.898**				**615.131.697**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	357.963.799	257.167.898				615.131.697
4.07.01.00.00	Transferencias y donaciones corrientes internas	357.963.799					357.963.799
4.07.01.03.00	Transferencias corrientes internas al sector público	357.963.799					357.963.799
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	357.963.799					357.963.799
	- A0198 Instituto Nacional de Estadística (INE)	72.549.729					72.549.729
	- A0216 Fundación "Pueblo Soberano"	120.000.000					120.000.000
	- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)	164.914.070					164.914.070
	- A1604 Fundación Oficina Presidencial de Planes y Proyectos Especiales	500.000					500.000
4.07.03.00.00	Transferencias y donaciones de capital internas		257.167.898				257.167.898
4.07.03.03.00	Transferencias de capital internas al sector público		257.167.898				257.167.898
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales		257.167.898				257.167.898
	- A0198 Instituto Nacional de Estadística (INE)		57.020.821				57.020.821
	- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)		200.147.077				200.147.077

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	408.200.535					408.200.535
4.03	Servicios no personales	2.930.063					2.930.063
	TOTAL	**411.130.598**					**411.130.598**

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	29.988.505					29.988.505
4.04	Activos reales	2.984.000					2.984.000
4.07	Transferencias y donaciones	239.817.260					239.817.260
	TOTAL	**272.789.765**					**272.789.765**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	239.817.260					239.817.260
4.07.01.00.00	Transferencias y donaciones corrientes internas	239.817.260					239.817.260
4.07.01.03.00	Transferencias corrientes internas al sector público	239.817.260					239.817.260
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	239.817.260					239.817.260
	- A0198 Instituto Nacional de Estadística (INE)	102.450.271					102.450.271
	- A0216 Fundación "Pueblo Soberano"	32.469.078					32.469.078
	- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)	85.397.911					85.397.911
	- A1604 Fundación Oficina Presidencial de Planes y Proyectos Especiales	19.500.000					19.500.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	41.046.539					41.046.539
	TOTAL	**41.046.539**					**41.046.539**

ACCIÓN CENTRALIZADA: Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	4.398.720					4.398.720
4.07	Transferencias y donaciones	32.257.280					32.257.280
	TOTAL	**36.656.000**					**36.656.000**

36

Ministerio del Poder Popular para la Comunicación y la Información

MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Ministerio del Poder Popular para la Comunicación y la Información, creado mediante Decreto Presidencial N° 1.928, de fecha 19 de agosto de 2002, publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 37.509 de fecha 20 de Agosto de 2002, es el órgano rector de la política de comunicación, información y publicitaria del Ejecutivo Nacional.

Como instrumento idóneo para la aplicación de dicha política, lleva a cabo su formulación, dirección, ejecución, supervisión y evaluación, enunciando oportunamente el Plan Estratégico Comunicacional del Ejecutivo Nacional, y conduciendo sistemáticamente su realización, mediante el concurso de diversos Órganos y Entes de la Administración Pública Nacional, a fin de concretar el efectivo logro de los objetivos y metas, concebidos como producto final del mencionado plan.

En este orden de ideas, y a tono con los avances tecnológicos necesarios, que coadyuven en términos de cantidad y calidad, a la concreción de las políticas adoptadas en el orden comunicacional, se aspira continuar avanzando con el fortalecimiento operativo, requiriendo incrementar las habilidades y competencias puestas en uso hasta ahora.

Para el año 2012, este Ministerio concentrará sus esfuerzos principalmente en:

- Continuar con la difusión y puesta al aire del Programa "Alo, Presidente", manteniendo a los venezolanos y venezolanas, en contacto con el Primer Mandatario Nacional, brindando información de primera mano del cotidiano acontecer de nuestro país.
- Diseñar, elaborar y ejecutar campañas comunicacionales, para difundir los logros de la gestión del Gobierno Nacional.
- Integrar y apoyar a los medios de comunicación alternativos, comunitarios y diversas organizaciones sociales, en la difusión del diario acontecer de la vida nacional, a los efectos de promover la pluralidad, el equilibrio informativo y la participación ciudadana, para lo cual se le brindará la asesoría necesaria y el debido apoyo, en la búsqueda de convenios académicos, de financiamiento o de cualquier otra índole, orientado a proporcionarle fortaleza en sus funciones.
- Promover la aplicación de la Ley de Responsabilidad Social en Radio y Televisión, mediante talleres de capacitación y concursos de radio y televisión a los Productores Nacionales Independientes (PNI), estimulando con ello su masiva participación, así como el debido ajuste de programación, por parte de los prestadores de servicios, a los fines de propiciar el fin primordial de dicho instrumento legal, como lo es el desarrollo integral del ser humano.
- Establecer mecanismos que permitan disminuir la contraofensiva comunicacional y aumentar el posicionamiento de la agenda de gobierno.
- Disponer de información real y veraz de las opiniones del pueblo venezolano, sobre diferentes temas de interés nacional.
- Fortalecer las políticas comunicacionales, que permitan la coordinación y la cobertura periodística informativa, de la agenda nacional e internacional presidencial.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
114.724	360051000	Desarrollo y Difusión de Campañas Comunicacionales e Informativas en Apoyo a la Gestión del Gobierno Bolivariano	Campaña			90	20.253.957			20.253.957
114.471	360052000	Producción del Programa "Aló, Presidente"	Producto			44	5.952.958			5.952.958
114.741	360053000	Fortalecimiento del Plan de Regionalización de la Política Informativa y Comunicacional del Estado Venezolano a través de las Oficinas de Información Regionales (OIR) y Red de Enlaces Estadales	Conexión			23	7.863.959			7.863.959
114.779	360054000	Fortalecimiento de la Industria Audiovisual Nacional Independiente	Evento			12	5.984.545			5.984.545
114.690	360055000	Cobertura y Difusión Comunicacional de la Agenda Presidencial	Agenda			79	34.407.336			34.407.336
114.679	360056000	Fortalecimiento de los Medios Alternativos y Comunitarios de Venezuela.	Visita			47	4.792.228			4.792.228
	369999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			294.261.535	294.261.535			294.261.535
						TOTAL	373.516.518			373.516.518

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
360001000	Dirección y Coordinación de los Gastos de los Trabajadores	166.981.020			166.981.020
360002000	Gestión Administrativa	205.042.752			205.042.752
360003000	Previsión y Protección Social	16.641.205			16.641.205
360007000	Protección y Atención Integral a las Familias y Personas en los Refugios en caso de Emergencias o Desastres	2.000.000			2.000.000
	TOTAL	390.664.977			390.664.977

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**93**	**263**		**356**	**7.324.335**	**6.378.228**	**13.702.563**
Alto Nivel y de Dirección	19	18		37	890.460	198.040	1.088.500
Profesional y Técnico	40	57		97	1.745.033	403.298	2.148.331
Obrero	34	188		222	4.688.842	5.776.890	10.465.732
Personal Contratado	**264**	**197**	**36**	**497**	**30.704.801**		**30.704.801**
Profesional y Técnico	264	197	36	497	30.704.801		30.704.801
TOTAL	357	460	36	853	38.029.136	6.378.228	44.407.364

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**18**	**9**	**27**	**2.819.013**
Empleado	18	9	27	2.819.013
Jubilados	**34**	**91**	**125**	**13.822.192**
Empleado	34	91	125	13.822.192
TOTAL	**52**	**100**	**152**	**16.641.205**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	210.157.174			210.157.174
4.02	Materiales, suministros y mercancías	21.765.156			21.765.156
4.03	Servicios no personales	73.890.074			73.890.074
4.04	Activos reales	7.296.176			7.296.176
4.07	Transferencias y donaciones	451.072.915			451.072.915
	TOTAL	**764.181.495**			**764.181.495**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	430.154.855			430.154.855
4.07.01.00.00	Transferencias y donaciones corrientes internas	430.154.855			430.154.855
4.07.01.03.00	Transferencias corrientes internas al sector público	430.154.855			430.154.855
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	73.404.855			73.404.855
	- A0079 Servicio Autónomo Imprenta Nacional y Gaceta Oficial	14.000.000			14.000.000
	- A0468 Fundación Televisora Venezolana Social (TEVES)	21.000.000			21.000.000
	- A0474 Fundación Premio Nacional de Periodismo	500.000			500.000
	- A0490 Fundación Ávila TV	21.404.855			21.404.855
	- A1601 Fundación El Correo del Orinoco	16.500.000			16.500.000
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	356.750.000			356.750.000
	- A0608 C.A. Venezolana de Televisión (VTV)	105.000.000			105.000.000
	- A1207 Corporación Venezolana de Telecomunicaciones (COVETEL)	74.750.000			74.750.000
	- A1214 La Nueva Televisión del Sur, C.A. (T.V. SUR)	80.750.000			80.750.000
	- A1528 Radio Mundial, C.A.	7.000.000			7.000.000
	- A1529 Radio Zulia, C.A.	2.250.000			2.250.000
	- A1530 Radio Margarita, C.A.	1.800.000			1.800.000
	- A1531 Radiodifusora Los Andes, C.A.	1.200.000			1.200.000
	- A1539 Radio Nacional de Venezuela, C.A.	40.000.000			40.000.000
	- A1540 Agencia Venezolana de Noticias, C.A.	36.000.000			36.000.000
	- A1546 La Radio del Sur, C.A.	8.000.000			8.000.000

PROYECTO: COD. N.E: 114724 COD. PPTO: 360051000 Desarrollo y Difusión de Campañas Comunicacionales e Informativas en Apoyo a la Gestión del Gobierno Bolivariano

UNIDAD DE MEDIDA: Campaña

CANTIDAD: Fem.(0) Mas.(0) Total(90)

ASIGNACIÓN PRESUPUESTARIA: 20.253.957

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Establecer mecanismos que permitan disminuir la contraofensiva comunicacional y fortalecer el posicionamiento de gestión comunicacional.

OBJETIVOS ESPECÍFICOS: Difundir y fortalecer la imagen de la Administración Pública Nacional, del Gobierno y de la Presidencia de la República, además de profundizar la democratización de los medios de comunicación

RESULTADO: Campañas Comunicacionales

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.055.502					1.055.502
4.02	Materiales, suministros y mercancías	280.000					280.000
4.03	Servicios no personales	16.861.600					16.861.600
4.07	Transferencias y donaciones	2.056.855					2.056.855
	TOTAL	**20.253.957**					**20.253.957**

PROYECTO: COD. N.E: 114471 COD. PPTO: 360052000 Producción del Programa "Aló, Presidente"

UNIDAD DE MEDIDA: Producto

CANTIDAD: Fem.(0) Mas.(0) Total(44)

ASIGNACIÓN PRESUPUESTARIA: 5.952.958

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Establecer mecanismos que permitan aumentar el posicionamiento de la Agenda de Gobierno y disminuir la contraofensiva comunicacional.

OBJETIVOS ESPECÍFICOS: Producir y transmitir el programa "Aló, Presidente" y crear mecanismos para ampliar la participación protagónica del Soberano, de manera que el Primer Mandatario, siga en contacto con el pueblo y viceversa.

RESULTADO: Programas y textos periodísticos con información veraz y oportuna.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.792.863					2.792.863
4.02	Materiales, suministros y mercancías	615.000					615.000
4.03	Servicios no personales	2.376.595					2.376.595
4.04	Activos reales	148.500					148.500
4.07	Transferencias y donaciones	20.000					20.000
	TOTAL	**5.952.958**					**5.952.958**

PROYECTO: COD. N.E: 114741 COD. PPTO: 360053000 Fortalecimiento del Plan de Regionalización de la Política Informativa y Comunicacional del Estado Venezolano a través de las Oficinas de Información Regionales (OIR) y Red de Enlaces Estadales.

UNIDAD DE MEDIDA: Conexión

CANTIDAD: Fem.(0) Mas.(0) Total(23)

ASIGNACIÓN PRESUPUESTARIA: 7.863.959

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Articular una red para el análisis, formulación de estrategias y ejecución de labores operativas, para abarcar periodísticamente a cada estado y lograr que sus realidades tengan resonancia en el país entero.

OBJETIVOS ESPECÍFICOS: Establecimiento de 24 Enlaces Estadales MPPCI, para el análisis comunicacional y la formulación de estrategias regionales con alcance nacional.

RESULTADO: Establecimiento de Enlaces Estadales en todos los estados del país (exceptuando Caracas)

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	7.363.959					7.363.959
4.02	Materiales, suministros y mercancías	120.000					120.000
4.03	Servicios no personales	380.000					380.000
	TOTAL	**7.863.959**					**7.863.959**

PROYECTO: COD. N.E: 114779 COD. PPTO: 360054000 Fortalecimiento de la Industria Audiovisual Nacional Independiente.

UNIDAD DE MEDIDA: Evento

CANTIDAD: Fem.(0) Mas.(0) Total(12)

ASIGNACIÓN PRESUPUESTARIA: 5.984.545

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover la aplicación de la Ley de Responsabilidad Social en Radio y Televisión, con miras a coadyuvar en la construcción de un nuevo modelo comunicacional, enmarcado en una visión socialista del uso de los medios de comunicación, como aliados en el desarrollo social y económico del país e impulsar el desarrollo del sector PNI, como uno de los objetivos fundamentales de la Ley Resorte, para la democratización de los servicios de radio y televisión.

OBJETIVOS ESPECÍFICOS:

Adelantar acciones de fomento y divulgación de la Ley Resorte.

Promover el desarrollo del sector de la PNI, para impulsar la industria audiovisual nacional y democratizar los servicios de radio y televisión.

Promover la difusión en la radio y la TV, de espacios generados por los PNI, en los términos establecidos en la Ley.

Desarrollar un programa de capacitación y formación, dirigido a los PNI, para la obtención de producciones de radio y televisión de calidad, ajustadas a la Ley Resorte.

Crear la Sala de Monitoreo, para el seguimiento y verificación de la difusión de los espacios de la PNI en radio y TV.

Implantar la Unidad de Investigación, para coordinar las labores de medición y seguimiento estratégico de los mensajes.

RESULTADO: Fortalecimiento de la Industria Audiovisual Nacional Independiente.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	5.484.545					5.484.545
4.02	Materiales, suministros y mercancías	4.500					4.500
4.03	Servicios no personales	495.500					495.500
	TOTAL	**5.984.545**					**5.984.545**

PROYECTO: COD. N.E: 114690 COD. PPTO: 360055000 Cobertura y Difusión Comunicacional de la Agenda Presidencial

UNIDAD DE MEDIDA: Agenda

CANTIDAD: Fem.(0) Mas.(0) Total(79)

ASIGNACIÓN PRESUPUESTARIA: 34.407.336

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Garantizar la cobertura y la difusión comunicacional de la Agenda Presidencial

OBJETIVOS ESPECÍFICOS: Garantizar la cobertura y difusión periodística de la Agenda Presidencial, a los fines de mantener al pueblo venezolano informado de los alcances de la gestión gubernamental.

RESULTADO: Cobertura y difusión comunicacional de la Agenda Presidencial

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	22.687.057					22.687.057
4.02	Materiales, suministros y mercancías	3.776.279					3.776.279
4.03	Servicios no personales	7.474.000					7.474.000
4.04	Activos reales	270.000					270.000
4.07	Transferencias y donaciones	200.000					200.000
	TOTAL	**34.407.336**					**34.407.336**

PROYECTO: COD. N.E: 114679 COD. PPTO: 360056000 Fortalecimiento de los Medios Alternativos y Comunitarios de Venezuela.

UNIDAD DE MEDIDA: Visita

CANTIDAD: Fem.(0) Mas.(0) Total(47)

ASIGNACIÓN PRESUPUESTARIA: 4.792.228

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Consolidación del Sistema Público Nacional de Medios Alternativos y Comunitarios

OBJETIVOS ESPECÍFICOS: Atender las necesidades de capacitación, dotación, acompañamiento, organización y producción de contenidos, así como las dificultades de sostenibilidad económica, social y política del Sistema Nacional de Comunicación Popular, a través del acompañamiento integral de medios alternativos y comunitarios en Venezuela.

RESULTADO: Acompañamiento y atención integral mediante visitas y reuniones

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	4.292.228					4.292.228
4.02	Materiales, suministros y mercancías	150.000					150.000
4.03	Servicios no personales	350.000					350.000
	TOTAL	**4.792.228**					**4.792.228**

PROYECTO: COD. PPTO: 369999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: 294.261.535

ASIGNACIÓN PRESUPUESTARIA: 294.261.535

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

OBJETIVOS ESPECÍFICOS: Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

RESULTADO: 294.261.535

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	294.261.535					294.261.535
	TOTAL	**294.261.535**					**294.261.535**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	294.261.535					294.261.535
4.07.01.00.00	Transferencias y donaciones corrientes internas	294.261.535					294.261.535
4.07.01.03.00	Transferencias corrientes internas al sector público	294.261.535					294.261.535
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	60.470.825					60.470.825
	- A0079 Servicio Autónomo Imprenta Nacional y Gaceta Oficial	8.000.000					8.000.000
	- A0468 Fundación Televisora Venezolana Social (TEVES)	21.000.000					21.000.000
	- A0474 Fundación Premio Nacional de Periodismo	350.000					350.000
	- A0490 Fundación Ávila TV	18.978.215					18.978.215
	- A1601 Fundación El Correo del Orinoco	12.142.610					12.142.610
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	233.790.710					233.790.710
	- A0608 C.A. Venezolana de Televisión (VTV)	77.398.824					77.398.824
	- A1207 Corporación Venezolana de Telecomunicaciones (COVETEL)	38.333.907					38.333.907
	- A1214 La Nueva Televisión del Sur, C.A. (T.V. SUR)	54.938.598					54.938.598
	- A1528 Radio Mundial, C.A.	4.135.699					4.135.699
	- A1529 Radio Zulia, C.A.	1.336.433					1.336.433
	- A1530 Radio Margarita, C.A.	1.208.810					1.208.810
	- A1531 Radiodifusora Los Andes, C.A.	710.698					710.698
	- A1539 Radio Nacional de Venezuela, C.A.	28.909.506					28.909.506
	- A1540 Agencia Venezolana de Noticias, C.A.	21.895.531					21.895.531
	- A1546 La Radio del Sur, C.A.	4.922.704					4.922.704

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	166.481.020					166.481.020
4.03	Servicios no personales	500.000					500.000
	TOTAL	166.981.020					166.981.020

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	15.633.657					15.633.657
4.03	Servicios no personales	44.638.099					44.638.099
4.04	Activos reales	6.877.676					6.877.676
4.07	Transferencias y donaciones	137.893.320					137.893.320
	TOTAL	205.042.752					205.042.752

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	135.893.320					135.893.320
4.07.01.00.00	Transferencias y donaciones corrientes internas	135.893.320					135.893.320
4.07.01.03.00	Transferencias corrientes internas al sector público	135.893.320					135.893.320
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	12.934.030					12.934.030
	- A0079 Servicio Autónomo Imprenta Nacional y Gaceta Oficial	6.000.000					6.000.000
	- A0474 Fundación Premio Nacional de Periodismo	150.000					150.000
	- A0490 Fundación Ávila TV	2.426.640					2.426.640
	- A1601 Fundación El Correo del Orinoco	4.357.390					4.357.390
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	122.959.290					122.959.290
	- A0608 C.A. Venezolana de Televisión (VTV)	27.601.176					27.601.176
	- A1207 Corporación Venezolana de Telecomunicaciones (COVETEL)	36.416.093					36.416.093
	- A1214 La Nueva Televisión del Sur, C.A. (T.V. SUR)	25.811.402					25.811.402
	- A1528 Radio Mundial, C.A.	2.864.301					2.864.301
	- A1529 Radio Zulia, C.A.	913.567					913.567
	- A1530 Radio Margarita, C.A.	591.190					591.190
	- A1531 Radiodifusora Los Andes, C.A.	489.302					489.302
	- A1539 Radio Nacional de Venezuela, C.A.	11.090.494					11.090.494
	- A1540 Agencia Venezolana de Noticias, C.A.	14.104.469					14.104.469
	- A1546 La Radio del Sur, C.A.	3.077.296					3.077.296

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	16.641.205					16.641.205
	TOTAL	**16.641.205**					**16.641.205**

ACCIÓN CENTRALIZADA: Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.185.720					1.185.720
4.03	Servicios no personales	814.280					814.280
	TOTAL	**2.000.000**					**2.000.000**

35

Ministerio del Poder Popular para la Educación Universitaria

MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Ministerio del Poder Popular para la Educación Universitaria, durante el ejercicio fiscal 2012, ejecutará proyectos, programas y acciones, con el propósito de alcanzar una educación universitaria liberadora, al servicio de todas y todos los ciudadanos y ciudadanas, garantizando su participación en la generación, socialización y aprovechamiento creativo del conocimiento, como bien común a la creación de un nuevo modelo educativo, en el marco del Plan Nacional Simón Bolívar, el cual establece como líneas orientadoras de la política del estado: Nueva Ética Socialista, Suprema Felicidad Social, Democracia Protagónica Revolucionaria, Modelo Productivo Socialista y Nueva Geopolítica Nacional.

En el contexto de la Transformación Universitaria para el año 2012 la política de Presupuestaria de las Instituciones de Educación Universitaria está dirigida a dar respuestas y adaptaciones a los cambios que se están impulsando desde la construcción de un nuevo modelo socio-académico, socio-administrativo y socio-productivo, en tal sentido, los proyectos estarán estrechamente vinculados y concatenados con la visión de transformación de la Educación Universitaria en cada uno de sus campos y áreas.

Así mismo el Ministerio del Poder Popular para la Educación Universitaria, establece como estrategias orientadoras de su política las siguientes:

- Universalización de la Educación Universitaria.
- Desarrollo de nuestras capacidades para la generación y socialización de conocimientos.
- Nuevo modelo educativo, con centro en la formación ética, dirigido a la transformación social, la comprensión de nuestras realidades y entornos, la producción socialista y que de lugar a la diversidad de necesidades y expectativas de formación.
- Transformación y desarrollo de las instituciones de educación universitaria.
- Territorialización de la educación universitaria, su estrecho vínculo con cada uno de los espacios y comunidades.
- Construcción de un sistema de educación universitaria cooperativa, capaz de vincular los esfuerzos y recursos existentes.
- Internacionalización de la educación universitaria, entendida como espacio para la creación y fortalecimiento de vínculos solidarios con los pueblos del mundo.

De igual forma para el año fiscal 2012 el Ministerio del Poder Popular para la Educación Universitaria, ha determinado como prioridades.

- La transformación de los servicios estudiantiles, de modelo asistencialista a un modelo liberador.
- El desarrollo de la conciencia y la capacidad socio-productiva de las Instituciones de Educación universitaria, la Misión-Sucre y Misión Alma Mater, en función de la seguridad y soberanía nacional.
- La formación integral de profesores, obreros y administrativos de las Instituciones de educación universitaria.
- La transformación de todos los espacios educativos en espacios de construcción socialista.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2012
114.121	350142000	Planificación, Seguimiento y Evaluación de la Misión Sucre	Documento			3	11.533.978			11.533.978
113.667	350143000	Territorialización de la Educación Universitaria	Documento			2	1.398.101			1.398.101
113.774	350144000	Profundización del Nuevo Modelo Educativo Universitario	Modelo			1	34.224.873			34.224.873
114.528	350145000	Desarrollo de políticas para la atención integral al estudiante universitario en el marco de la transformación universitaria.	Jornada			114	31.847.203			31.847.203
113.728	350146000	Creación y Transformación de Instituciones de Educación Universitaria en el marco de la Misión Alma Mater	Documento			3	851.940			851.940
114.087	350147000	Sistema de Información de la Educación Universitaria	Sistema de Información			1	721.136			721.136
113.707	350148000	Programas Nacionales de Formación	Programa			15	2.425.744			2.425.744
114.048	350149000	Sistema Nacional de Acompañamiento, Supervisión y Seguimiento de Educación Universitaria	Institución			15	2.450.000			2.450.000
114.106	350150000	Sistema Nacional de Recursos para la formación y el Intercambio Académico	Institución			15	2.936.442			2.936.442
114.421	350151000	Sistema Nacional de Formación Docente, Estudios Avanzados, Investigación y Desarrollo Tecnológico	Institución			18	7.000.000			7.000.000
114.092	350152000	Creación e implementación de un Sistema Nacional de Evaluación y Acreditación de Instituciones, carreras, Programas Nacionales de Formación y Programas de Postgrados en Educación Universitaria	Documento			4	1.500.000			1.500.000
113.859	350153000	Promover un sistema nacional que garantice el buen vivir de los estudiantes universitarios mediante la prestación de los servicios estudiantiles	Jornada			50	4.032.184			4.032.184
114.122	350154000	Ingreso a la Educación Universitaria y Desempeño Estudiantil en correspondencia con los principios de universalidad, inclusión y nueva geopolítica nacional, con énfasis en la territorialización e inserción socio productiva.	Evento			168	7.232.313			7.232.313

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad						
N.E.	Ppto.			Fem.	Masc.	Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
113.748	350155000	Cooperación Nacional e Internacional en materia de Educación Universitaria	Plan			20	2.550.000			2.550.000
114.279	350156000	Cooperación y Solidaridad con las y los estudiantes venezolanos en el exterior e internacionales en Venezuela	Estudiante			4.500	2.737.000			2.737.000
114.434	350157000	Organización, integración, atención y fortalecimiento de los estudiantes en el ejercicio del Poder Popular y la Democracia Participativa y Protagónica	Jornada			35	1.889.418			1.889.418
114.280	350158000	Fortalecimiento de la Gestión del Ministerio del Poder Popular para la Educación Universitaria	Proceso			5	10.794.186			10.794.186
114.264	350159000	Programa Todas las Manos a la Siembra	Institución			32	1.295.500			1.295.500
113.980	350160000	Formulación y evaluación de las políticas de la planta física y las dotaciones de las instituciones de educación universitaria	Plan			1	8.411.310			8.411.310
	359999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			7.679.646.305	6.266.806.551	1.412.839.754		7.679.646.305
						TOTAL	**6.402.637.879**	**1.412.839.754**		**7.815.477.633**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
350001000	Dirección y Coordinación de los Gastos de los Trabajadores	130.050.677			130.050.677
350002000	Gestión Administrativa	5.213.876.846	1.587.160.246		6.801.037.092
350003000	Previsión y Protección Social	289.443			289.443
350007000	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	7.660.400			7.660.400
	TOTAL	**5.351.877.366**	**1.587.160.246**		**6.939.037.612**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**347**	**250**		**597**	**14.263.901**	**1.944.443**	**16.208.344**
Alto Nivel y de Dirección	42	23		65	1.300.964		1.300.964
Profesional y Técnico	218	111		329	8.545.824	1.281.875	9.827.699
Personal Administrativo	62	23		85	1.903.197	285.481	2.188.678
Obrero	25	93		118	2.513.916	377.087	2.891.003
Personal Contratado	**99**	**98**	**35**	**232**	**8.474.160**		**8.474.160**
Profesional y Técnico	55	40	35	130	5.598.095		5.598.095
Personal Administrativo	38	27		65	1.781.968		1.781.968
Obrero	6	31		37	1.094.097		1.094.097
TOTAL	**446**	**348**	**35**	**829**	**22.738.061**	**1.944.443**	**24.682.504**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados		1	1	**43.230**
Empleados		1	1	43.230
Jubilados	3	2	5	**246.213**
Empleados	3	2	5	246.213
TOTAL	3	3	6	**289.443**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	200.043.762			200.043.762
4.02	Materiales, suministros y mercancías	22.385.426			22.385.426
4.03	Servicios no personales	61.977.226			61.977.226
4.04	Activos reales	10.622.899			10.622.899
4.07	Transferencias y donaciones	11.458.885.932	3.000.000.000		14.458.885.932
4.11	Disminución de pasivos	600.000			600.000
	TOTAL	**11.754.515.245**	**3.000.000.000**		**14.754.515.245**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	11.413.287.989	3.000.000.000		14.413.287.989
4.07.01.00.00	Transferencias y donaciones corrientes internas	11.413.287.989	3.000.000.000		14.413.287.989
4.07.01.03.00	Transferencias corrientes internas al sector público	11.413.287.989	3.000.000.000		14.413.287.989
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	11.413.287.989	3.000.000.000		14.413.287.989
	- A0006 Colegio Universitario Francisco de Miranda	77.661.119	19.415.280		97.076.399
	- A0007 Colegio Universitario de Caracas	111.772.650	27.943.162		139.715.812
	- A0008 Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"	36.776.338	9.194.084		45.970.422
	- A0009 Colegio Universitario de Los Teques Cecilio Acosta "CULTCA"	96.178.317	24.044.579		120.222.896
	- A0011 Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)	2.086.149.603	143.964.854		2.230.114.457
	- A0026 Instituto Universitario de Tecnología Jacinto Navarro Vallenilla, Carúpano	105.787.747	26.446.937		132.234.684
	- A0028 Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital	102.426.056	25.606.514		128.032.570
	- A0029 Instituto Universitario de Tecnología Alonso Gamero, Coro	117.278.954	29.319.739		146.598.693
	- A0030 Instituto Universitario de Tecnología Agroindustrial Región Los Andes	117.467.271	29.366.818		146.834.089
	- A0032 Instituto Universitario de Tecnología de los Llanos	78.136.231	19.534.058		97.670.289
	- A0033 Instituto Universitario de Tecnología de Maracaibo	160.141.646	40.035.411		200.177.057
	- A0034 Instituto Universitario de Tecnología de Ejido	75.031.062	18.757.766		93.788.828
	- A0035 Instituto Universitario de Tecnología de Yaracuy	73.066.864	18.266.716		91.333.580
	- A0036 Instituto Universitario de Tecnología de Puerto Cabello	76.359.083	19.089.771		95.448.854
	- A0038 Instituto Universitario de Tecnología de Valencia	90.515.165	22.628.791		113.143.956
	- A0039 Instituto Universitario de Tecnología del Estado Trujillo	91.765.663	22.941.416		114.707.079
	- A0040 Instituto Universitario de Tecnología "José Antonio Anzoátegui", El Tigre	111.620.033	27.905.008		139.525.041
	- A0042 Instituto Universitario de Tecnología de Cabimas	123.626.193	30.906.548		154.532.741
	- A0043 Instituto Universitario de Tecnología del Estado Portuguesa	71.644.809	17.911.202		89.556.011

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- A0045 Instituto Universitario de Tecnología de Cumana	108.984.894	27.246.224		136.231.118
	- A0048 Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"	42.030.487	10.507.622		52.538.109
	- A0053 Instituto Universitario de Tecnología Dr. Delfín Mendoza, Tucupita	69.224.120	17.306.030		86.530.150
	- A0060 Instituto Universitario de Tecnología de Caripito	53.167.885	13.291.971		66.459.856
	- A0080 Universidad del Zulia (LUZ)	700.672.253	233.557.417		934.229.670
	- A0081 Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)	202.239.670	67.413.224		269.652.894
	- A0082 Universidad de Oriente (UDO)	599.433.881	199.811.294		799.245.175
	- A0083 Universidad de Los Andes (ULA)	684.109.142	228.036.381		912.145.523
	- A0084 Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)	118.746.683	39.582.228		158.328.911
	- A0085 Universidad Nacional Experimental Rafael María Baralt (UNERMB)	104.437.970	34.812.657		139.250.627
	- A0086 Universidad Nacional Experimental Simón Bolívar (USB)	304.167.101	101.389.033		405.556.134
	- A0087 Universidad Nacional Abierta (UNA)	145.789.367	48.596.455		194.385.822
	- A0088 Universidad Nacional Experimental de Guayana (UNEG)	96.111.857	32.037.285		128.149.142
	- A0089 Universidad Centroccidental Lisandro Alvarado (UCLA)	292.654.087	97.551.362		390.205.449
	- A0090 Universidad Pedagógica Experimental Libertador (UPEL)	588.736.826	196.245.608		784.982.434
	- A0091 Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)	264.674.443	88.224.814		352.899.257
	- A0092 Universidad Nacional Experimental del Táchira (UNET)	117.015.827	39.005.276		156.021.103
	- A0093 Universidad Central de Venezuela (UCV)	943.370.750	314.456.916		1.257.827.666
	- A0094 Universidad de Carabobo (UC)	693.415.421	231.138.474		924.553.895
	- A0095 Universidad Nacional Experimental Simón Rodríguez (UNESR)	251.851.940	83.950.647		335.802.587
	- A0096 Universidad Nacional Experimental Francisco de Miranda (UNEFM)	147.160.264	49.053.421		196.213.685
	- A0186 Universidad Nacional Experimental del Yaracuy (UNEY)	26.418.781	8.806.260		35.225.041
	- A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	97.778.677	32.592.892		130.371.569

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- A0208 Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)	48.627.470	16.209.157		64.836.627
	- A0307 Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)	45.161.336			45.161.336
	- A0413 Fundación Poliedro de Caracas	7.082.419			7.082.419
	- A0415 Fundación Misión Sucre	110.327.177	21.036.907		131.364.084
	- A0427 Fundación Centro Internacional Miranda	6.402.955			6.402.955
	- A0466 Fundación Dr. Alejandro Próspero Reverend	60.528.248			60.528.248
	- A0912 Universidad Nacional Experimental Marítima del Caribe (UNEMC)	32.161.068	10.720.356		42.881.424
	- A0925 Instituto Universitario de Tecnología del Estado Bolívar	36.665.909	9.166.477		45.832.386
	- A0942 Universidad Bolivariana de Venezuela (UBV)	216.937.229	72.312.410		289.249.639
	- A0943 Colegio Universitario Hotel Escuela de los Andes Venezolanos (CUHELAV)	1.950.000			1.950.000
	- A0952 Universidad Deportiva del Sur	31.914.633	10.638.211		42.552.844
	- A1315 Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)	5.817.696	1.454.424		7.272.120
	- A1322 Universidad Nacional Experimental de las Artes (UNEARTE)	37.812.562	12.604.188		50.416.750
	- A1350 Universidad Bolivariana de Trabajadores "Jesús Rivero"	1.125.000	375.000		1.500.000
	- A1364 Universidad Politécnica Territorial del Alto Apure Pedro Camejo	21.410.662	5.352.665		26.763.327
	- A1365 Universidad Politécnica Territorial del Estado Barinas José Félix Ribas	24.409.274	6.102.318		30.511.592
	- A1366 Universidad Politécnica Territorial de Barlovento Argelia Laya	33.448.748	8.362.187		41.810.935
	- A1367 Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco	138.996.206	34.749.052		173.745.258
	- A1368 Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz	12.453.450	3.113.362		15.566.812
	- A1369 Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa	79.644.563	19.911.141		99.555.704
	- A1375 Universidad Militar Bolivariana de Venezuela (UMBV)	4.814.254			4.814.254

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	34.130.000			34.130.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	34.130.000			34.130.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	34.130.000			34.130.000
4.07.01.01.70	Subsidios educacionales al sector privado	34.130.000			34.130.000
	- S0397 Fe y Alegria - Instituto Universitario Jesús Obrero	17.000.000			17.000.000
	- S0622 Fundación La Salle de Ciencias Naturales	17.000.000			17.000.000
	- S0820 Instituto Universitario Tecnológico de Seguridad Industrial (I.U.T.S.I.)	100.000			100.000
	- S1508 Instituto Universitario de la Audición y el Lenguaje	30.000			30.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.367.864			2.367.864
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	2.367.864			2.367.864
4.07.02.01.00	Transferencias corrientes al exterior	2.367.864			2.367.864
4.07.02.01.04	Transferencias corrientes a organismos internacionales	2.367.864			2.367.864
	- I0161 Universidad Latinoamericana y del Caribe	1.500.000			1.500.000
	- I0210 Instituto Internacional para la Educación Superior en America Latina y el Caribe - UNESCO – IESAL	867.864			867.864

PROYECTO: COD. N.E: 114121 COD. PPTO: 350142000 Planificación, Seguimiento y Evaluación de la Misión Sucre

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(3)

ASIGNACIÓN PRESUPUESTARIA: 11.533.978

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Municipalización de la Educación Universitaria, en estrecho vínculo con cada una de las comunidades, así como la dinámica y el desarrollo de los territorios

OBJETIVOS ESPECÍFICOS: Planificar, hacer seguimiento y evaluar el desarrollo de la Misión Sucre

RESULTADO: Políticas Nacionales que rijan el seguimiento, evaluación y funcionamiento de la Misión Sucre

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	11.237.564					11.237.564
4.02	Materiales, suministros y mercancías	109.578					109.578
4.03	Servicios no personales	186.836					186.836
	TOTAL	**11.533.978**					**11.533.978**

PROYECTO: COD. N.E: 113667 COD. PPTO: 350143000 Territorialización de la Educación Universitaria

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(2)

ASIGNACIÓN PRESUPUESTARIA: 1.398.101

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Municipalización de la Educación Universitaria, en estrecho vínculo con cada una de las comunidades, así como la dinámica y el desarrollo de los territorios

OBJETIVOS ESPECÍFICOS: Desarrollar las acciones que garanticen la formulación y seguimiento de las políticas y lineamientos de educación universitaria vinculadas con las realidades locales, a través de la activación de equipos de enlaces territoriales del Ministerio del Poder Popular para la Educación Universitaria en todo el territorio nacional.

RESULTADO: Políticas de educación universitaria vinculadas a las realidades de los territorios

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	195.050					195.050
4.03	Servicios no personales	878.050					878.050
4.04	Activos reales	325.001					325.001
	TOTAL	**1.398.101**					**1.398.101**

PROYECTO: COD. N.E: 113774 COD. PPTO: 350144000 Profundización del Nuevo Modelo Educativo Universitario

UNIDAD DE MEDIDA: Modelo

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 34.224.873

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Impulsar el nuevo modelo educativo, con centro en la formación ética, dirigido a la transformación social, la comprensión de nuestras realidades y entornos, la producción socialista y que de lugar a la diversidad de necesidades y expectativas de formación.

OBJETIVOS ESPECÍFICOS: Fortalecer el nuevo modelo de desarrollo académico de las instituciones de educación universitaria, a través de la transformación universitaria y en el marco de la Misión Sucre y la Misión Alma Mater.

RESULTADO: Fortalecimiento del nuevo modelo de desarrollo académico en las instituciones de educación universitaria, a través de la transformación universitaria.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	31.200.306					31.200.306
4.02	Materiales, suministros y mercancías	1.032.259					1.032.259
4.03	Servicios no personales	1.802.308					1.802.308
4.04	Activos reales	40.000					40.000
4.07	Transferencias y donaciones	150.000					150.000
	TOTAL	**34.224.873**					**34.224.873**

PROYECTO: COD. N.E: 114528 COD. PPTO: 350145000 Desarrollo de políticas para la atención integral al estudiante universitario en el marco de la transformación universitaria.

UNIDAD DE MEDIDA: Jornada

CANTIDAD: Fem.(0) Mas.(0) Total(114)

ASIGNACIÓN PRESUPUESTARIA: 31.847.203

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Democracia participativa y protagónica.

OBJETIVOS ESPECÍFICOS: Desarrollar e implementar políticas para la atención integral a la población estudiantil para contribuir con el buen vivir durante su prosecución universitaria.

RESULTADO: Atención integral al estudiante universitario en el marco de la transformación universitaria a través de la participación en el desarrollo de políticas públicas para el fortalecimiento del modelo universitario alternativo.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	28.437.934					28.437.934
4.02	Materiales, suministros y mercancías	480.926					480.926
4.03	Servicios no personales	1.855.343					1.855.343
4.07	Transferencias y donaciones	1.073.000					1.073.000
	TOTAL	**31.847.203**					**31.847.203**

PROYECTO: COD. N.E: 113728 COD. PPTO: 350146000 Creación y Transformación de Instituciones de Educación Universitaria en el marco de la Misión Alma Mater

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(3)

ASIGNACIÓN PRESUPUESTARIA: 851.940

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Municipalización de la Educación Universitaria, en estrecho vínculo con cada una de las comunidades, así como la dinámica y el desarrollo de los territorios.

OBJETIVOS ESPECÍFICOS: Planificar y desarrollar la creación de nuevas instituciones de educación universitaria, así como la consolidación de las creadas recientemente, en el marco de la transformación universitaria y de la Misión Alma Mater.

RESULTADO: Instituciones de educación universitaria en proceso de transformación

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	89.600					89.600
4.03	Servicios no personales	762.340					762.340
	TOTAL	**851.940**					**851.940**

PROYECTO: COD. N.E: 114087 COD. PPTO: 350147000 Sistema de Información de la Educación Universitaria

UNIDAD DE MEDIDA: Sistema de Información

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 721.136

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Construir un sistema de información de la educación universitaria fundado en la cooperación solidaria, capaz de vincular los esfuerzos y recursos existentes para obtener información estadística oficial, oportuna y adecuada

OBJETIVOS ESPECÍFICOS: Desarrollar los procesos de recopilación, sistematización, verificación y difusión de la información sobre educación universitaria, a los fines de generar datos e información para dar soporte a la toma de decisiones y diseño de políticas orientadas a la planificación y gestión del subsistema de educación universitaria, así como el diagnóstico de su efecto e impacto en el subsistema, así como generar información para reportar las estadísticas oficiales de educación universitaria ante los organismos internacionales correspondientes.

RESULTADO: Sistema de recopilación, procesamiento y publicación de información oportuna, oficial y confiable sobre el sistema de educación universitario venezolano

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	47.000					47.000
4.03	Servicios no personales	674.136					674.136
	TOTAL	**721.136**					**721.136**

PROYECTO: COD. N.E: 113707 COD. PPTO: 350148000 Programas Nacionales de Formación

UNIDAD DE MEDIDA: Programa

CANTIDAD: Fem.(0) Mas.(0) Total(15)

ASIGNACIÓN PRESUPUESTARIA: 2.425.744

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Impulsar un nuevo modelo de educación, con centro en la formación ética dirigido a la transformación social, la comprensión de nuestras realidades y entornos, la producción socialista y con propuestas formativas y de titulación adaptadas a la diversidad de necesidades y expectativas de formación

OBJETIVOS ESPECÍFICOS: Desarrollar Programas Nacionales de Formación, por áreas de conocimientos, con pertinencia y calidad.

RESULTADO: 15 Programas Nacionales de Formación, que responden a los requerimientos para el desarrollo del país, en el marco del Plan Simón Bolívar y planes seccionales de desarrollo

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	546.350					546.350
4.03	Servicios no personales	1.313.347					1.313.347
4.04	Activos reales	131.047					131.047
4.07	Transferencias y donaciones	435.000					435.000
	TOTAL	**2.425.744**					**2.425.744**

PROYECTO: COD. N.E: 114048 COD. PPTO: 350149000 Sistema Nacional de Acompañamiento, Supervisión y Seguimiento de Educación Universitaria.

UNIDAD DE MEDIDA: Institución

CANTIDAD: Fem.(0) Mas.(0) Total(15)

ASIGNACIÓN PRESUPUESTARIA: 2.450.000

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Impulsar un nuevo modelo educativo con centro en la formación ética, dirigido a la transformación social, la comprensión de nuestras realidades y entornos, la producción socialista y que de lugar a la diversidad de necesidades y expectativas de formación. Fortalecer nuestras capacidades para la generación y socialización de conocimientos.

OBJETIVOS ESPECÍFICOS: Brindar apoyo y asesoramiento para el crecimiento y desarrollo de las Instituciones de Educación Universitaria, en el cumplimiento de los criterios definidos por el MPPEU. Con la creación de este sistema, el ente rector podrá establecer apoyos y líneas para la transformación universitaria de forma mas clara y precisa.

RESULTADO: Número de Instituciones integradas al Sistema Nacional de Acompañamiento, Supervisión y Seguimiento de la Educación Universitaria

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	148.330					148.330
4.03	Servicios no personales	2.301.670					2.301.670
	TOTAL	**2.450.000**					**2.450.000**

PROYECTO: COD. N.E: 114106 COD. PPTO: 350150000 Sistema Nacional de Recursos para la formación y el Intercambio Académico

UNIDAD DE MEDIDA: Institución

CANTIDAD: Fem.(0) Mas.(0) Total(15)

ASIGNACIÓN PRESUPUESTARIA: 2.936.442

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Impulsar un nuevo modelo de educación con centro en la formación ética, dirigido a la transformación social, la comprensión de nuestras realidades y entornos, la producción socialista y que de lugar a la diversidad de necesidades y expectativas de formación. Fortalecer nuestras capacidades para la generación y socialización de conocimientos

OBJETIVOS ESPECÍFICOS: Fortalecer estratégicamente a las Instituciones de Educación Universitaria con recursos para la formación y el intercambio académico en el marco de la transformación universitaria

RESULTADO: Constitución del sistema nacional de recursos para la formación y el intercambio académico

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	832.000					832.000
4.03	Servicios no personales	2.104.442					2.104.442
	TOTAL	**2.936.442**					**2.936.442**

PROYECTO: COD. N.E: 114421 COD. PPTO: 350151000 Sistema Nacional de Formación Docente, Estudios Avanzados, Investigación y Desarrollo Tecnológico

UNIDAD DE MEDIDA: Institución

CANTIDAD: Fem.(0) Mas.(0) Total(18)

ASIGNACIÓN PRESUPUESTARIA: 7.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Impulsar un nuevo modelo educativo, con centro en la formación ética, dirigida a la transformacional social, la compresión de nuestras realidades y entornos, la producción socialista y que de lugar a la diversidad de necesidades y expectativas de formación

OBJETIVOS ESPECÍFICOS: Construir el Sistema Nacional de Formación Docente, Investigación y Desarrollo Tecnológico, para fortalecer la transformación universitaria

RESULTADO: Sistema Nacional de Formación Permanente, Investigación y Desarrollo Tecnológico

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	586.200					586.200
4.03	Servicios no personales	4.445.624					4.445.624
4.07	Transferencias y donaciones	1.968.176					1.968.176
	TOTAL	**7.000.000**					**7.000.000**

PROYECTO:	COD. N.E: 114092 COD. PPTO: 350152000 Creación e implementación de un Sistema Nacional de Evaluación y Acreditación de Instituciones, carreras, Programas Nacionales de Formación y Programas de Postgrados en Educación Universitaria.
UNIDAD DE MEDIDA:	Documento
CANTIDAD:	Fem.(0) Mas.(0) Total(4)
ASIGNACIÓN PRESUPUESTARIA:	1.500.000
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Fortalecer nuestras capacidades para la generación y socialización de conocimientos; a fin de contribuir a la integración regional acordando políticas educativas.
OBJETIVOS ESPECÍFICOS:	Desarrollar los procesos de evaluación y acreditación de instituciones, carreras y programas de educación universitaria a nivel nacional, integrado, cooperativo y solidario; a fin de promover, reconocer y garantizar la calidad de las instituciones y programas a nivel nacional.
RESULTADO:	Diseño, desarrollo e implementación de procesos de evaluación y acreditación nacional, que comprenda la evaluación como espacio de construcción colectiva, con el propósito de fomentar la excelencia de los procesos educativos en conjunción con su pertinencia social y el desarrollo integral de carreras y programas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	218.500					218.500
4.03	Servicios no personales	1.281.500					1.281.500
	TOTAL	**1.500.000**					**1.500.000**

PROYECTO: COD. N.E: 113859 COD. PPTO: 350153000 Promover un sistema nacional que garantice el buen vivir de los estudiantes universitarios mediante la prestación de los servicios estudiantiles.

UNIDAD DE MEDIDA: Jornada

CANTIDAD: Fem.(0) Mas.(0) Total(50)

ASIGNACIÓN PRESUPUESTARIA: 4.032.184

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Democracia Participativa y Protagónica

OBJETIVOS ESPECÍFICOS: Generar y Socializar las políticas de atención al estudiante Universitario

RESULTADO: Consolidar y fortalecer los sistemas de atención al estudiante de Educación Universitaria, así como la promoción, defensa y vigilancia de sus derechos y deberes estudiantiles

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.469.899					1.469.899
4.03	Servicios no personales	2.073.285					2.073.285
4.07	Transferencias y donaciones	489.000					489.000
	TOTAL	**4.032.184**					**4.032.184**

PROYECTO: COD. N.E: 114122 COD. PPTO: 350154000 Ingreso a la Educación Universitaria y Desempeño Estudiantil en correspondencia con los principios de universalidad, inclusión y nueva geopolítica nacional, con énfasis en la territorialización e inserción socio productiva.

UNIDAD DE MEDIDA: Evento

CANTIDAD: Fem.(0) Mas.(0) Total(168)

ASIGNACIÓN PRESUPUESTARIA: 7.232.313

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Fortalecer la política de Ingreso a la Educación Universitaria y Desempeño Estudiantil en correspondencia con los principios de universalidad, inclusión y nueva geopolítica nacional, con énfasis en la territorialización

OBJETIVOS ESPECÍFICOS: Desarrollar las políticas públicas relativas a la orientación, ingreso y prosecución en la Educación Universitaria e inserción socioproductiva, de acuerdo con los principios de respeto a la diversidad, igualdad y equiparación de oportunidades, en el marco de la transformación y la territorialización universitaria.

RESULTADO: Desarrollo de las diferentes Políticas Públicas en Educación Universitaria, establecidas para el mejoramiento continuo del desempeño estudiantil (ingreso, prosecución, inserción socioproductiva y de reconocimiento y valoración de la diversidad humana)

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.269.802					1.269.802
4.03	Servicios no personales	4.079.511					4.079.511
4.04	Activos reales	1.783.000					1.783.000
4.07	Transferencias y donaciones	100.000					100.000
	TOTAL	**7.232.313**					**7.232.313**

PROYECTO: COD. N.E: 113748 COD. PPTO: 350155000 Cooperación Nacional e Internacional en materia de Educación Universitaria

UNIDAD DE MEDIDA: Plan

CANTIDAD: Fem.(0) Mas.(0) Total(20)

ASIGNACIÓN PRESUPUESTARIA: 2.550.000

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Universalizar la educación universitaria e impulsar la nueva geopolitica nacional e internacional.

OBJETIVOS ESPECÍFICOS: Fortalecer y consolidar las relaciones de cooperación nacional e internacional de Venezuela en materia de educación universitaria.

RESULTADO: Cooperación, solidaridad y complementariedad nacional e internacional en materia de educación universitaria

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	560.597					560.597
4.03	Servicios no personales	1.989.403					1.989.403
	TOTAL	**2.550.000**					**2.550.000**

PROYECTO: COD. N.E: 114279 COD. PPTO: 350156000 Cooperación y Solidaridad con las y los estudiantes venezolanos en el exterior e internacionales en Venezuela

UNIDAD DE MEDIDA: Estudiante

CANTIDAD: Fem.(0) Mas.(0) Total(4.500)

ASIGNACIÓN PRESUPUESTARIA: 2.737.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Democracia participativa y protagónica.

OBJETIVOS ESPECÍFICOS: Desarrollar acciones para la cooperación y solidaridad de las y los estudiantes venezolanas/os en el exterior e internacionales en Venezuela

RESULTADO: El desarrollo del sistema nacional de atención integral de las y los estudiantes venezolanos en el exterior e internacionales en Venezuela

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	750.000					750.000
4.03	Servicios no personales	1.562.000					1.562.000
4.07	Transferencias y donaciones	425.000					425.000
	TOTAL	**2.737.000**					**2.737.000**

PROYECTO: COD. N.E: 114434 COD. PPTO: 350157000 Organización, integración, atención y fortalecimiento de los estudiantes en el ejercicio del Poder Popular y la Democracia Participativa y Protagónica.

UNIDAD DE MEDIDA: Jornada

CANTIDAD: Fem.(0) Mas.(0) Total(35)

ASIGNACIÓN PRESUPUESTARIA: 1.889.418

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Democracia Participativa y Protagónica

OBJETIVOS ESPECÍFICOS: Organizar, integrar, atender y fortalecer a los y las estudiantes en el ejercicio del Poder Popular y la Democracia Participativa y Protagónica.

RESULTADO: Organización de los y las estudiantes en el ejercicio del Poder Popular y de la Democracia Participativa y Protagónica.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	480.007					480.007
4.03	Servicios no personales	1.388.951					1.388.951
4.07	Transferencias y donaciones	20.460					20.460
	TOTAL	**1.889.418**					**1.889.418**

PROYECTO: COD. N.E: 114280 COD. PPTO: 350158000 Fortalecimiento de la Gestión del Ministerio del Poder Popular para la Educación Universitaria

UNIDAD DE MEDIDA: Proceso

CANTIDAD: Fem.(0) Mas.(0) Total(5)

ASIGNACIÓN PRESUPUESTARIA: 10.794.186

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Construir un sistema de educación universitaria, fundado en la cooperación solidaria capaz de vincular los esfuerzos y recursos existentes

OBJETIVOS ESPECÍFICOS: Fortalecer las capacidades del Ministerio del Poder Popular para la Educación Universitaria como rector del sistema

RESULTADO: Plataforma de tecnologías de la información y la comunicación de la sede central del Ministerio del Poder Popular para la Educación Universitaria.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.102.620					1.102.620
4.03	Servicios no personales	6.263.266					6.263.266
4.04	Activos reales	3.428.300					3.428.300
	TOTAL	**10.794.186**					**10.794.186**

PROYECTO:	COD. N.E: 114264 COD. PPTO: 350159000 Programa Todas las Manos a la Siembra
UNIDAD DE MEDIDA:	Institución
CANTIDAD:	Fem.(0) Mas.(0) Total(32)
ASIGNACIÓN PRESUPUESTARIA:	1.295.500
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Fortalecer el programa todas las manos a la siembra en las Instituciones de Educación Superior involucradas en el área, con un enfoque agroecológico, en aras de contribuir con la seguridad y soberanía alimentaria nacional.
OBJETIVOS ESPECÍFICOS:	Fortalecer el programa Todas las Manos a la Siembra en las Instituciones de Educación Universitaria involucradas en el área, con un enfoque agroecológico, en aras de contribuir con la seguridad y soberanía alimentaria nacional.
RESULTADO:	Promover en un lapso de un año el desarrollo endógeno y sustentable de las 32 Instituciones Universitarias y las comunidades del entorno, mejorando los sistemas de producción existentes, entregando los insumos necesarios para crear sistema de producción agroecológico, ejecutando programas de formación socio-político con enfoque ecológico sustentado en la seguridad y soberanía agroalimentaria nacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	586.672					586.672
4.03	Servicios no personales	708.828					708.828
	TOTAL	**1.295.500**					**1.295.500**

PROYECTO:	COD. N.E: 113980 COD. PPTO: 350160000 Formulación y evaluación de las políticas de la planta física y las dotaciones de las instituciones de educación universitaria
UNIDAD DE MEDIDA:	Plan
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	8.411.310
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Ampliar la planta física de las instituciones de educación universitaria en el marco del Plan de Municipalización del MPPEU y de las misiones de educación universitaria
OBJETIVOS ESPECÍFICOS:	Formular y hacer seguimiento a los lineamientos de gestión para la infraestructura de la planta física y las dotaciones de las instituciones educativas universitarias
RESULTADO:	Políticas Nacionales para el crecimiento, construcción, funcionamiento y dotación de la planta física de las instituciones de educación universitaria.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	851.539					851.539
4.03	Servicios no personales	5.759.220					5.759.220
4.04	Activos reales	1.800.551					1.800.551
	TOTAL	**8.411.310**					**8.411.310**

PROYECTO: COD. PPTO: 359999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(7.679.646.305)

ASIGNACIÓN PRESUPUESTARIA: 7.679.646.305

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Profundizar la universalización de la educación universitaria bolivariana.

OBJETIVOS ESPECÍFICOS: Garantizar los accesos al conocimiento para universalizar la educación universitaria con pertinencia.

RESULTADO: 7.679.646.305

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	6.266.806.551		1.412.839.754			7.679.646.305
	TOTAL	**6.266.806.551**		**1.412.839.754**			**7.679.646.305**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	6.266.806.551		1.412.839.754			7.679.646.305
4.07.01.00.00	Transferencias y donaciones corrientes internas	6.266.806.551		1.412.839.754			7.679.646.305
4.07.01.03.00	Transferencias corrientes internas al sector público	6.266.806.551		1.412.839.754			7.679.646.305
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.266.806.551		1.412.839.754			7.679.646.305
	- A0006 Colegio Universitario Francisco de Miranda	43.610.948					43.610.948
	- A0007 Colegio Universitario de Caracas	36.336.877		20.184.382			56.521.259
	- A0008 Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"	26.676.419		2.211.111			28.887.530
	- A0009 Colegio Universitario de Los Teques Cecilio Acosta "CULTCA"	37.810.180		2.667.572			40.477.752
	- A0011 Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)	1.910.402.682		143.964.854			2.054.367.536
	- A0026 Instituto Universitario de Tecnología Jacinto Navarro Vallenilla, Carúpano	59.148.938		14.687.234			73.836.172
	- A0028 Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital	65.783.583		14.083.583			79.867.166
	- A0029 Instituto Universitario de Tecnología Alonso Gamero, Coro	60.155.126		17.569.379			77.724.505
	- A0030 Instituto Universitario de Tecnología Agroindustrial Región Los Andes	63.249.352		20.483.735			83.733.087
	- A0032 Instituto Universitario de Tecnología de los Llanos	41.054.046		8.840.379			49.894.425
	- A0033 Instituto Universitario de Tecnología de Maracaibo	73.017.463		13.245.453			86.262.916
	- A0034 Instituto Universitario de Tecnología de Ejido	47.275.332		9.588.673			56.864.005
	- A0035 Instituto Universitario de Tecnología de Yaracuy	47.682.398					47.682.398

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0036 Instituto Universitario de Tecnología de Puerto Cabello	48.328.679		7.543.950			55.872.629
	- A0038 Instituto Universitario de Tecnología de Valencia	55.319.395		13.948.116			69.267.511
	- A0039 Instituto Universitario de Tecnología del Estado Trujillo	59.012.471		14.205.065			73.217.536
	- A0040 Instituto Universitario de Tecnología "José Antonio Anzoátegui", El Tigre	71.300.709		23.000.000			94.300.709
	- A0042 Instituto Universitario de Tecnología de Cabimas	44.586.497		15.906.548			60.493.045
	- A0043 Instituto Universitario de Tecnología del Estado Portuguesa	47.082.663		11.015.446			58.098.109
	- A0045 Instituto Universitario de Tecnología de Cumana	62.011.577		27.246.224			89.257.801
	- A0048 Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"	25.746.989		5.841.682			31.588.671
	- A0053 Instituto Universitario de Tecnología Dr. Delfín Mendoza, Tucupita	49.290.013		12.175.079			61.465.092
	- A0060 Instituto Universitario de Tecnología de Caripito	35.395.641		6.453.012			41.848.653
	- A0080 Universidad del Zulia (LUZ)	270.351.558		60.532.537			330.884.095
	- A0081 Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)	75.004.717		23.882.107			98.886.824
	- A0082 Universidad de Oriente (UDO)	253.280.796		29.012.600			282.293.396
	- A0083 Universidad de Los Andes (ULA)	297.056.160		98.507.826			395.563.986
	- A0084 Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)	78.540.704		27.463.470			106.004.174
	- A0085 Universidad Nacional Experimental Rafael Maria Baralt (UNERMB)	59.440.884		22.146.962			81.587.846
	- A0086 Universidad Nacional Experimental Simón Bolívar (USB)	101.554.950		59.598.402			161.153.352
	- A0087 Universidad Nacional Abierta (UNA)	64.855.031		27.795.013			92.650.044

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0088 Universidad Nacional Experimental de Guayana (UNEG)	61.109.664		20.000.000			81.109.664
	- A0089 Universidad Centroccidental Lisandro Alvarado (UCLA)	110.548.327		36.849.442			147.397.769
	- A0090 Universidad Pedagógica Experimental Libertador (UPEL)	264.807.393		82.074.052			346.881.445
	- A0091 Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)	151.854.259		50.618.086			202.472.345
	- A0092 Universidad Nacional Experimental del Táchira (UNET)	34.334.453		22.199.392			56.533.845
	- A0093 Universidad Central de Venezuela (UCV)	354.534.215		116.472.742			471.006.957
	- A0094 Universidad de Carabobo (UC)	295.955.573		119.307.680			415.263.253
	- A0095 Universidad Nacional Experimental Simón Rodríguez (UNESR)	106.629.629		54.705.632			161.335.261
	- A0096 Universidad Nacional Experimental Francisco de Miranda (UNEFM)	57.767.860		19.255.946			77.023.806
	- A0186 Universidad Nacional Experimental del Yaracuy (UNEY)	18.022.408		5.680.527			23.702.935
	- A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	50.366.485		13.698.415			64.064.900
	- A0208 Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)	39.627.185		15.381.901			55.009.086
	- A0307 Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)	35.016.908					35.016.908
	- A0413 Fundación Poliedro de Caracas	800.000					800.000
	- A0427 Fundación Centro Internacional Miranda	4.482.069					4.482.069
	- A0466 Fundación Dr. Alejandro Próspero Reverend	28.446.000					28.446.000
	- A0912 Universidad Nacional Experimental Marítima del Caribe (UNEMC)	17.887.493		6.266.395			24.153.888

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Proyectos por Endeudamiento	Fuente de Financiamiento: Gestión Fiscal	Fuente de Financiamiento: Deuda Pública	Fuente de Financiamiento: Otras Fuentes	Presupuesto 2012
	- A0925 Instituto Universitario de Tecnología del Estado Bolívar	23.890.666		2.073.958			25.964.624
	- A0942 Universidad Bolivariana de Venezuela (UBV)	126.787.558		36.156.205			162.943.763
	- A0952 Universidad Deportiva del Sur	24.355.660					24.355.660
	- A1315 Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)	3.908.728		888.807			4.797.535
	- A1322 Universidad Nacional Experimental de las Artes (UNEARTE)	25.749.723		7.774.391			33.524.114
	- A1350 Universidad Bolivariana de Trabajadores "Jesús Rivero"	1.050.000					1.050.000
	- A1364 Universidad Politécnica Territorial del Alto Apure Pedro Camejo	16.001.640		4.187.665			20.189.305
	- A1365 Universidad Politécnica Territorial del Estado Barinas José Félix Ribas	16.963.165		3.396.880			20.360.045
	- A1366 Universidad Politécnica Territorial de Barlovento Argelia Laya	27.143.986		6.912.429			34.056.415
	- A1367 Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco	89.622.278		20.069.313			109.691.591
	- A1368 Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz	9.043.247		2.281.362			11.324.609
	- A1369 Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa	59.737.201		12.788.140			72.525.341

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	129.167.958					129.167.958
4.03	Servicios no personales	882.719					882.719
	TOTAL	**130.050.677**					**130.050.677**

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	8.658.497					8.658.497
4.03	Servicios no personales	16.524.047					16.524.047
4.04	Activos reales	3.115.000					3.115.000
4.07	Transferencias y donaciones	5.184.979.302		1.587.160.246			6.772.139.548
4.11	Disminución de pasivos	600.000					600.000
	TOTAL	**5.213.876.846**		**1.587.160.246**			**6.801.037.092**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	5.146.481.438		1.587.160.246			6.733.641.684
4.07.01.00.00	Transferencias y donaciones corrientes internas	5.146.481.438		1.587.160.246			6.733.641.684
4.07.01.03.00	Transferencias corrientes internas al sector público	5.146.481.438		1.587.160.246			6.733.641.684
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.146.481.438		1.587.160.246			6.733.641.684
	- A0006 Colegio Universitario Francisco de Miranda	34.050.171		19.415.280			53.465.451
	- A0007 Colegio Universitario de Caracas	75.435.773		7.758.780			83.194.553
	- A0008 Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"	10.099.919		6.982.973			17.082.892
	- A0009 Colegio Universitario de Los Teques Cecilio Acosta "CULTCA"	58.368.137		21.377.007			79.745.144
	- A0011 Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)	175.746.921					175.746.921
	- A0026 Instituto Universitario de Tecnología Jacinto Navarro Vallenilla, Carúpano	46.638.809		11.759.703			58.398.512
	- A0028 Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital	36.642.473		11.522.931			48.165.404
	- A0029 Instituto Universitario de Tecnología Alonso Gamero, Coro	57.123.828		11.750.360			68.874.188
	- A0030 Instituto Universitario de Tecnología Agroindustrial Región Los Andes	54.217.919		8.883.083			63.101.002
	- A0032 Instituto Universitario de Tecnología de los Llanos	37.082.185		10.693.679			47.775.864
	- A0033 Instituto Universitario de Tecnología de Maracaibo	87.124.183		26.789.958			113.914.141
	- A0034 Instituto Universitario de Tecnología de Ejido	27.755.730		9.169.093			36.924.823

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0035 Instituto Universitario de Tecnología de Yaracuy	25.384.466		18.266.716			43.651.182
	- A0036 Instituto Universitario de Tecnología de Puerto Cabello	28.030.404		11.545.821			39.576.225
	- A0038 Instituto Universitario de Tecnología de Valencia	35.195.770		8.680.675			43.876.445
	- A0039 Instituto Universitario de Tecnología del Estado Trujillo	32.753.192		8.736.351			41.489.543
	- A0040 Instituto Universitario de Tecnología "José Antonio Anzoátegui", El Tigre	40.319.324		4.905.008			45.224.332
	- A0042 Instituto Universitario de Tecnología de Cabimas	79.039.696		15.000.000			94.039.696
	- A0043 Instituto Universitario de Tecnología del Estado Portuguesa	24.562.146		6.895.756			31.457.902
	- A0045 Instituto Universitario de Tecnología de Cumana	46.973.317					46.973.317
	- A0048 Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"	16.283.498		4.665.940			20.949.438
	- A0053 Instituto Universitario de Tecnología Dr. Delfín Mendoza, Tucupita	19.934.107		5.130.951			25.065.058
	- A0060 Instituto Universitario de Tecnología de Caripito	17.772.244		6.838.959			24.611.203
	- A0080 Universidad del Zulia (LUZ)	430.320.695		173.024.880			603.345.575
	- A0081 Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)	127.234.953		43.531.117			170.766.070
	- A0082 Universidad de Oriente (UDO)	346.153.085		170.798.694			516.951.779
	- A0083 Universidad de Los Andes (ULA)	387.052.982		129.528.555			516.581.537
	- A0084 Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)	40.205.979		12.118.758			52.324.737
	- A0085 Universidad Nacional Experimental Rafael María Baralt (UNERMB)	44.997.086		12.665.695			57.662.781

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0086 Universidad Nacional Experimental Simón Bolívar (USB)	202.612.151		41.790.631			244.402.782
	- A0087 Universidad Nacional Abierta (UNA)	80.934.336		20.801.442			101.735.778
	- A0088 Universidad Nacional Experimental de Guayana (UNEG)	35.002.193		12.037.285			47.039.478
	- A0089 Universidad Centroccidental Lisandro Alvarado (UCLA)	182.105.760		60.701.920			242.807.680
	- A0090 Universidad Pedagógica Experimental Libertador (UPEL)	323.929.433		114.171.556			438.100.989
	- A0091 Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)	112.820.184		37.606.728			150.426.912
	- A0092 Universidad Nacional Experimental del Táchira (UNET)	82.681.374		16.805.884			99.487.258
	- A0093 Universidad Central de Venezuela (UCV)	588.836.535		197.984.174			786.820.709
	- A0094 Universidad de Carabobo (UC)	397.459.848		111.830.794			509.290.642
	- A0095 Universidad Nacional Experimental Simón Rodríguez (UNESR)	145.222.311		29.245.015			174.467.326
	- A0096 Universidad Nacional Experimental Francisco de Miranda (UNEFM)	89.392.404		29.797.475			119.189.879
	- A0186 Universidad Nacional Experimental del Yaracuy (UNEY)	8.396.373		3.125.733			11.522.106
	- A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	47.412.192		18.894.477			66.306.669
	- A0208 Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)	9.000.285		827.256			9.827.541
	- A0307 Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)	10.144.428					10.144.428

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0413 Fundación Poliedro de Caracas	6.282.419					6.282.419
	- A0415 Fundación Misión Sucre	110.327.177		21.036.907			131.364.084
	- A0427 Fundación Centro Internacional Miranda	1.920.886					1.920.886
	- A0466 Fundación Dr. Alejandro Próspero Reverend	32.082.248					32.082.248
	- A0912 Universidad Nacional Experimental Marítima del Caribe (UNEMC)	14.273.575		4.453.961			18.727.536
	- A0925 Instituto Universitario de Tecnología del Estado Bolívar	12.775.243		7.092.519			19.867.762
	- A0942 Universidad Bolivariana de Venezuela (UBV)	90.149.671		36.156.205			126.305.876
	- A0943 Colegio Universitario Hotel Escuela de los Andes Venezolanos (CUHELAV)	1.950.000					1.950.000
	- A0952 Universidad Deportiva del Sur	7.558.973		10.638.211			18.197.184
	- A1315 Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)	1.908.968		565.617			2.474.585
	- A1322 Universidad Nacional Experimental de las Artes (UNEARTE)	12.062.839		4.829.797			16.892.636
	- A1350 Universidad Bolivariana de Trabajadores "Jesús Rivero"	75.000		375.000			450.000
	- A1364 Universidad Politécnica Territorial del Alto Apure Pedro Camejo	5.409.022		1.165.000			6.574.022
	- A1365 Universidad Politécnica Territorial del Estado Barinas José Félix Ribas	7.446.109		2.705.438			10.151.547
	- A1366 Universidad Politécnica Territorial de Barlovento Argelia Laya	6.304.762		1.449.758			7.754.520
	- A1367 Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco	49.373.928		14.679.739			64.053.667

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A1368 Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz	3.410.203		832.000			4.242.203
	- A1369 Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa	19.907.362		7.123.001			27.030.363
	- A1375 Universidad Militar Bolivariana de Venezuela (UMBV)	4.814.254					4.814.254

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	34.130.000					34.130.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	34.130.000					34.130.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	34.130.000					34.130.000
4.07.01.01.70	Subsidios educacionales al sector privado	34.130.000					34.130.000
	- S0397 Fe y Alegría - Instituto Universitario Jesús Obrero	17.000.000					17.000.000
	- S0622 Fundación La Salle de Ciencias Naturales	17.000.000					17.000.000
	- S0820 Instituto Universitario Tecnológico de Seguridad Industrial (I.U.T.S.I.)	100.000					100.000
	- S1508 Instituto Universitario de la Audición y el Lenguaje	30.000					30.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	2.367.864					2.367.864
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	2.367.864					2.367.864
4.07.02.01.00	Transferencias corrientes al exterior	2.367.864					2.367.864
4.07.02.01.04	Transferencias corrientes a organismos internacionales	2.367.864					2.367.864
	- I0161 Universidad Latinoamericana y del Caribe	1.500.000					1.500.000
	- I0210 Instituto Internacional para la Educación Superior en America Latina y el Caribe - UNESCO - IESAL	867.864					867.864

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	289.443					289.443
	TOTAL	**289.443**					**289.443**

ACCIÓN CENTRALIZADA: Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	2.370.000					2.370.000
4.03	Servicios no personales	3.140.400					3.140.400
4.07	Transferencias y donaciones	2.150.000					2.150.000
	TOTAL	**7.660.400**					**7.660.400**

34

Ministerio del Poder Popular para la Agricultura y Tierras

MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

En el marco de la Constitución de la República Bolivariana de Venezuela y los lineamientos establecidos en el "Plan de Desarrollo Económico y Social de la Nación 2007-2013", el Ministerio del Poder Popular para la Agricultura y Tierras, ha venido adelantando como parte del proceso de profundización de la Revolución Bolivariana dentro del sector agrícola, la diversificación del aparato productivo en los diversos sectores de la economía y el aumento de la producción nacional de los rubros estratégicos para coadyuvar a la soberanía y seguridad alimentaria del país. La política agrícola se orienta hacia acciones que logren que los pequeños y medianos productores tengan garantía de colocar su producción a precios razonables para su sostenimiento socio económico y en condiciones de oportunidad y seguridad favorables. Igualmente garantiza que el producto llegue al consumidor en condiciones de seguridad agro-alimentaria y a precios solidarios basados en las siguientes líneas generales:

- Promover el desarrollo humano familiar y socio-laboral.
- Establecer mecanismos administrativos y de control para la socialización de excedentes.
- Impulsar la formación y organización social.
- Fortalecer los mecanismos de creación y desarrollo de empresas de producción social (EPS) y de redes en la economía social.
- Promover el aumento de la productividad, dotar de maquinarias, insumos y servicios para la producción.
- Coordinar la acción del Estado para el desarrollo económico regional y local.
- Focalizar la acción sectorial del Estado.
- Establecer espacios de concertación.
- Consolidar la revolución agraria y eliminar el latifundio a través de las siguientes acciones: rescatando tierras ociosas o sin propiedad fundamentada e incorporando tierras a la producción y orientando su uso.
- Capacitar y apoyar a los productores para la agricultura sustentable y el desarrollo endógeno.
- Mejorar los servicios de sanidad agropecuaria y de los alimentos.
- Rescatar y ampliar la infraestructura para el medio rural y la producción.
- Consolidar la capacidad del Estado en procesamiento y servicios y transformarla en economía social.
- Fomentar la investigación y desarrollo para la soberanía alimentaria.

En tal sentido, el Despacho ejecutará sus proyectos y acciones centralizadas para el ejercicio fiscal 2012, fundamentados en los siguientes objetivos:

- Promover el manejo integrado de cuencas hidrográficas (recursos hídricos, forestales y suelos).
- Promover el diagnóstico en los Estados, Municipios y Parroquias de la infraestructura rural (vialidad, sistemas de riego y otros).

- Planificar y ejecutar el rescate y regularización de las tierras.
- Promover el plan nacional de semillas y semovientes y fortalecer la sanidad agropecuaria.
- Diseñar la ejecución y seguimiento del plan nacional de siembra y producción, incluyendo el financiamiento, los insumos y el mercado.
- Promover el plan nacional de consumos de alimentos en el contexto de las necesidades humanas básicas de la población.
- Fortalecer institucionalmente al Ministerio y desarrollar sus talentos.
- Impulsar el desarrollo agroindustrial en el ámbito de la relación entre productores agropecuarios y el comercio agrario.
- Promover la organización campesina desde la base productiva.

Para cumplir con estas políticas el Órgano se basa en las siguientes competencias:

- Regular, formular y controlar políticas, planificación y realización de las actividades relacionadas con el fomento, desarrollo y protección de la producción primaria agrícola, vegetal, pecuaria, acuícola, pesquero y forestal.
- Participar en las negociaciones internacionales sobre comercio agrícola, en coordinación con los Ministerios del Poder Popular para Relaciones Exteriores, para el Comercio y para la Alimentación.
- Autorizar, inspeccionar y controlar los frigoríficos y mataderos industriales, en coordinación con los Ministerios del Poder Popular para la Salud, para el Comercio y para la Alimentación.
- Formular políticas, planes y programas para el manejo racional de los suelos con vocación agrícola, conjuntamente con el Ministerio del Poder Popular para el Ambiente.
- Coordinar con los organismos y entes competentes, la formulación, coordinación, seguimiento y evaluación de las políticas de sanidad agropecuaria, insumos agrícolas, maquinarias y equipos para la producción agrícola.
- Dirigir, administrar y manejar programas de compensaciones para el desarrollo competitivo del sector y demás mecanismos e instrumentos establecidos legalmente en beneficio de los productores agrícolas.
- Definir las políticas de administración y distribución de tierras con vocación agrícola, de acuerdo con las estrategias en el uso establecidas en la legislación vigente.
- Regular y controlar la manipulación genética en materia de alimentos y producción primaria, en coordinación con los órganos y entes competentes.
- Realizar la movilización de los vegetales, animales o sus partes, a los efectos del control sanitario.
- Realizar el catastro rural en coordinación con el Ministerio del Poder Popular para el Ambiente.
- Viabilizar el acceso de los pequeños y medianos productores a los recursos financieros, para convertir su actividad en generadora de productividad y mejor calidad de vida individual y comunitaria.
- Potenciar la participación protagónica de las comunidades rurales y periurbanas del país.
- Impulsar, coordinar y efectuar el seguimiento y evaluación de la gestión empresarial agroalimentaria del país, con la finalidad de fomentar el desarrollo del aparato productivo agrario, la seguridad y soberanía agroalimentaria.

- Fomentar la investigación científica, el desarrollo tecnológico, el asesoramiento y la prestación de servicios especializados en el área, para contribuir al desarrollo sostenible y competitivo del sector agrícola, forestal, pesquero y del medio rural.
- Continuar conjuntamente con los organismos competentes el desarrollo de la infraestructura rural y agrosoporte físico, de acuerdo con los planes y estrategias nacionales de desarrollo.
- Coordinar con los órganos y entes las políticas relacionadas con los sistemas de riego, drenaje, soporte de infraestructura física del sector agropecuario y saneamiento de tierras.
- Definir las políticas pesqueras y acuícolas para fortalecerlas y contribuir a la seguridad alimentaria del país, mediante la promoción y consolidación de las cadenas agroproductivas, priorizando la investigación aplicada en pesca y acuicultura para un ordenamiento adecuado de los recursos.
- Definir conjuntamente con los organismos competentes las estrategias de promoción y captación de inversiones para el desarrollo del sector agrícola.
- Controlar las enfermedades fitosanitaria y zoosanitaria.
- Administrar tierras destinadas a la explotación agrícola.
- Controlar lo relativo a la utilización de fertilizantes, medicamentos veterinarios, vacunas, productos químicos, biológicos y zooterápicos.

El presupuesto para el año 2012 del Ministerio del Poder Popular para la Agricultura y Tierras alcanza la cantidad de Bs. 2.933.646.251, distribuidos en Bs. 1.169.198.442 para la ejecución de proyectos y Bs. 1.764.447.809 para acciones centralizadas.

El proyecto cuya ejecución excede el ejercicio presupuestario es el siguiente:

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Fecha inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
N.E	Ppto.								
114819	340020000	Mantenimiento preventivo - correctivo y equipamiento a las unidades estadales y sus oficinas municipales, adscritas al Ministerio del Poder Popular para la Agricultura y Tierras. Período 2012 - 2014	05-01-12	31-12-14		20.000.000	49.494.643	49.962.444	119.457.087
				TOTAL		20.000.000	49.494.643	49.962.444	119.457.087

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad						
N.E.	Ppto.			Fem.	Masc.	Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
114.819	340020000	Mantenimiento preventivo - correctivo y equipamiento a las unidades estadales y sus oficinas municipales, adscritas al Ministerio del Poder Popular para la Agricultura y Tierras. Período 2012 - 2014	Oficina			134	20.000.000			20.000.000
115.119	340023000	Programa de estadísticas agrícolas (PEA-MAT)	Encuesta			14.000	22.585.410			22.585.410
	349999000	Aportes y transferencias para financiar los proyectos de los entes descentralizados	Bolívar			1.126.613.032	1.104.276.476	22.336.556		1.126.613.032
						TOTAL	**1.146.861.886**	**22.336.556**		**1.169.198.442**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
340001000	Dirección y Coordinación de los Gastos de los Trabajadores	335.472.211			335.472.211
340002000	Gestión Administrativa	1.219.825.598			1.219.825.598
340003000	Previsión y Protección Social	203.150.000			203.150.000
340007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	6.000.000			6.000.000
	TOTAL	**1.764.447.809**			**1.764.447.809**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**1.427**	**1.814**	**889**	**4.130**	**38.714.707**	**19.846.135**	**58.560.842**
Alto Nivel y de Dirección	44	62	36	142	758.202	43.612	801.814
Profesional y Técnico	362	479	144	985	11.777.248	6.215.231	17.992.479
Personal Administrativo	387	227	415	1.029	8.598.371	4.537.636	13.136.007
Obrero	634	1.046	294	1.974	17.580.886	9.049.656	26.630.542
Personal Contratado	**456**	**521**	**224**	**1.201**	**22.063.350**		**22.063.350**
Profesional y Técnico			203	203	5.407.920		5.407.920
Personal Administrativo	456	521	21	998	16.655.430		16.655.430
TOTAL	**1.883**	**2.335**	**1.113**	**5.331**	**60.778.057**	**19.846.135**	**80.624.192**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1.472**	**409**	**1.881**	**60.978.021**
Obreros	286	78	364	11.800.107
Empleados	1.186	331	1.517	49.177.914
Jubilados	**2.006**	**2.583**	**4.589**	**142.171.979**
Empleados	2.006	2.583	4.589	142.171.979
TOTAL	**3.478**	**2.992**	**6.470**	**203.150.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	347.627.393			347.627.393
4.02	Materiales, suministros y mercancías	15.566.344			15.566.344
4.03	Servicios no personales	56.726.935			56.726.935
4.04	Activos reales	5.988.907			5.988.907
4.07	Transferencias y donaciones	2.475.893.454	22.336.556		2.498.230.010
4.11	Disminución de pasivos	9.506.662			9.506.662
	TOTAL	**2.911.309.695**	**22.336.556**		**2.933.646.251**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.271.897.257	22.336.556		2.294.233.813
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.167.620.781			1.167.620.781
4.07.01.03.00	Transferencias corrientes internas al sector público	1.167.620.781			1.167.620.781
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	913.264.450			913.264.450
	- A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)	230.385.291			230.385.291
	- A0204 Oficina Coordinadora de los Servicios Agropecuarios del Ministerio de la Defensa (O.C.S.A.)	1.800.000			1.800.000
	- A0226 Academia de Ciencias Agrícolas de Venezuela (ACAV)	4.700.000			4.700.000
	- A0426 Fundación Tierra Fértil	13.758.698			13.758.698

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)	72.000.000			72.000.000
	- A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)	211.819.648			211.819.648
	- A0933 Instituto Nacional de Desarrollo Rural (INDER)	103.323.699			103.323.699
	- A0935 Instituto Nacional de Tierras (INTI)	209.081.246			209.081.246
	- A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)	66.395.868			66.395.868
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	156.772.838			156.772.838
	- A0694 CVG Productos Forestales de Oriente, C.A. (CVG-PROFORCA)	26.787.625			26.787.625
	- A0820 Empresa Regional Sistema Hidráulico Planicie de Maracaibo (PLANIMARA)	18.329.440			18.329.440
	- A1545 Corporación Venezolana de Alimentos, S.A. (CVAL, S.A.)	111.655.773			111.655.773
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	97.583.493			97.583.493
	- A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)	97.583.493			97.583.493
4.07.03.00.00	Transferencias y donaciones de capital internas	1.104.276.476	22.336.556		1.126.613.032
4.07.03.03.00	Transferencias de capital internas al sector público	1.104.276.476	22.336.556		1.126.613.032
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	654.445.592	22.336.556		676.782.148
	- A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)	72.716.885			72.716.885
	- A0204 Oficina Coordinadora de los Servicios Agropecuarios del Ministerio de la Defensa (O.C.S.A.)	22.082.822			22.082.822
	- A0226 Academia de Ciencias Agrícolas de Venezuela (ACAV)	19.079.879			19.079.879
	- A0426 Fundación Tierra Fértil	56.000.000			56.000.000
	- A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)	76.140.197	22.336.556		98.476.753
	- A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)	31.345.248			31.345.248
	- A0933 Instituto Nacional de Desarrollo Rural (INDER)	252.639.377			252.639.377
	- A0935 Instituto Nacional de Tierras (INTI)	53.941.184			53.941.184
	- A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)	70.500.000			70.500.000

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	418.799.285			418.799.285
	- A0694 CVG Productos Forestales de Oriente, C.A. (CVG-PROFORCA)	46.001.481			46.001.481
	- A0820 Empresa Regional Sistema Hidráulico Planicie de Maracaibo (PLANIMARA)	12.365.626			12.365.626
	- A1545 Corporación Venezolana de Alimentos, S.A. (CVAL, S.A.)	360.432.178			360.432.178
4.07.03.03.07	Transferencias de capital a entes descentralizados financieros no bancarios	31.031.599			31.031.599
	- A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)	31.031.599			31.031.599

PROYECTO: COD. N.E: 114819 COD. PPTO: 340020000 Mantenimiento preventivo – correctivo y equipamiento a las unidades estadales y sus oficinas municipales, adscritas al Ministerio del Poder Popular para la Agricultura y Tierras. Período 2012 – 2014

UNIDAD DE MEDIDA: Oficina

CANTIDAD: Fem.(0) Mas.(0) Total(134)

ASIGNACIÓN PRESUPUESTARIA: 20.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Mejorar las condiciones de trabajo y medio ambiente de los funcionarios de la organización de acuerdo a la estructura funcional del Ministerio, en base a los lineamientos establecidos en la Gaceta Oficial N° 38.236 del 26/07/2005 (Ley Orgánica de Prevención, Condiciones y Medio Ambiente de Trabajo)

OBJETIVOS ESPECÍFICOS: Prestarle servicio de mantenimiento preventivo – correctivo y equipamiento a las unidades estadales y sus oficinas municipales, adscritas al Ministerio del Poder Popular para la Agricultura y Tierras. Durante los años 2012 al 2014

RESULTADO: Mantenimiento preventivo – correctivo y equipamiento a las unidades estadales y sus oficinas municipales, acorde con las normas de higiene y seguridad (al 100% de los espacios físicos requeridos en óptimas condiciones de funcionamiento)

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	404.864					404.864
4.03	Servicios no personales	18.350.740					18.350.740
4.04	Activos reales	1.244.396					1.244.396
	TOTAL	20.000.000					20.000.000

EJECUCIÓN QUE EXCEDE AL EJERCICIO PRESUPUESTARIO (EN MILES DE BOLÍVARES)

ORGANISMO : 34 MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO : COD. N.E: 114819 COD. PPTO: 340020000 Mantenimiento preventivo - correctivo y equipamiento a las unidades estadales y sus oficinas municipales, adscritas al Ministerio del Poder Popular para la Agricultura y Tierras. Período 2012 - 2014

FECHA DE INICIO : 05/01/2012

FECHA DE FINALIZACIÓN : 31/12/2014

COSTO TOTAL : 119.457

Acción Especifica	Código	Partida	Asignado al 31/12/2011	2012 Corriente Ordinaria			2012 Proyectos por Endeudamiento			2013	Años Posteriores
				Contratos Vigentes	Nuevos Contratos	Otros	Contratos Vigentes	Nuevos Contratos	Otros		
Mantenimiento preventivo - correctivo a las unidades estadales	404	ACTIVOS REALES			1.244						
		TOTAL			1.244						

PROYECTO: COD. N.E: 115119 COD. PPTO: 340023000 Programa de estadísticas agrícolas (PEA-MAT)

UNIDAD DE MEDIDA: Encuesta

CANTIDAD: Fem.(0) Mas.(0) Total(14.000)

ASIGNACIÓN PRESUPUESTARIA: 22.585.410

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Proporcionar un marco de información estadística continua que permita analizar la estructura del sector agrícola y facilite su diagnóstico y planificación

OBJETIVOS ESPECÍFICOS: Obtener información periódica de siembra, intención y producción, precios, costos de producción, nivel de mecanización, origen y destino de la producción

RESULTADO: Producción de información estadística estandarizada del sector agrícola nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	13.274.198					13.274.198
4.02	Materiales, suministros y mercancías	211.672					211.672
4.03	Servicios no personales	8.872.000					8.872.000
4.04	Activos reales	227.540					227.540
	TOTAL	**22.585.410**					**22.585.410**

PROYECTO:	COD. PPTO: 349999000 Aportes y transferencias para financiar los proyectos de los entes descentralizados
UNIDAD DE MEDIDA:	Bolívar
CANTIDAD:	Fem.(0) Mas.(0) Total(1.126.613.032)
ASIGNACIÓN PRESUPUESTARIA:	1.126.613.032
DIRECTRIZ ESTRATÉGICA:	Modelo Productivo Socialista
OBJETIVO ESTRATÉGICO:	Asignación de recursos a los entes adscritos al Ministerio del Poder Popular para la Agricultura y Tierras, para la ejecución de los proyectos del año 2012
OBJETIVOS ESPECÍFICOS:	Asignación de recursos a los entes adscritos al Ministerio del Poder Popular para la Agricultura y Tierras, para la ejecución de los proyectos del año 2012
RESULTADO:	Transferir recursos a los entes adscritos para ejecutar los proyectos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	1.104.276.476	22.336.556				1.126.613.032
	- 001 Desarrollo Sostenible para las Zonas Semiáridas de los Estados Lara y Falcón, segunda fase (PROSALAFA II)		22.336.556				22.336.556
	Resto de Fuentes de Financiamiento	1.104.276.476					1.104.276.476
	TOTAL	**1.104.276.476**	**22.336.556**				**1.126.613.032**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	1.104.276.476	22.336.556				1.126.613.032
4.07.03.00.00	Transferencias y donaciones de capital internas	1.104.276.476	22.336.556				1.126.613.032
4.07.03.03.00	Transferencias de capital internas al sector público	1.104.276.476	22.336.556				1.126.613.032
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	654.445.592	22.336.556				676.782.148
	- A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)	72.716.885					72.716.885
	- A0204 Oficina Coordinadora de los Servicios Agropecuarios del Ministerio de la Defensa (O.C.S.A.)	22.082.822					22.082.822
	- A0226 Academia de Ciencias Agrícolas de Venezuela (ACAV)	19.079.879					19.079.879
	- A0426 Fundación Tierra Fértil	56.000.000					56.000.000
	- A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)	76.140.197	22.336.556				98.476.753
	- A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)	31.345.248					31.345.248
	- A0933 Instituto Nacional de Desarrollo Rural (INDER)	252.639.377					252.639.377
	- A0935 Instituto Nacional de Tierras (INTI)	53.941.184					53.941.184
	- A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)	70.500.000					70.500.000
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	418.799.285					418.799.285
	- A0694 CVG Productos Forestales de Oriente, C.A. (CVG-PROFORCA)	46.001.481					46.001.481
	- A0820 Empresa Regional Sistema Hidráulico Planicie de Maracaibo (PLANIMARA)	12.365.626					12.365.626
	- A1545 Corporación Venezolana de Alimentos, S.A. (CVAL, S.A.)	360.432.178					360.432.178
4.07.03.03.07	Transferencias de capital a entes descentralizados financieros no bancarios	31.031.599					31.031.599
	- A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)	31.031.599					31.031.599

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	334.353.195					334.353.195
4.03	Servicios no personales	1.119.016					1.119.016
	TOTAL	335.472.211					335.472.211

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	10.130.853					10.130.853
4.03	Servicios no personales	27.742.322					27.742.322
4.04	Activos reales	3.978.783					3.978.783
4.07	Transferencias y donaciones	1.168.466.978					1.168.466.978
4.11	Disminución de pasivos	9.506.662					9.506.662
	TOTAL	1.219.825.598					1.219.825.598

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	1.167.620.781					1.167.620.781
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.167.620.781					1.167.620.781
4.07.01.03.00	Transferencias corrientes internas al sector público	1.167.620.781					1.167.620.781
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	913.264.450					913.264.450
	- A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)	230.385.291					230.385.291
	- A0204 Oficina Coordinadora de los Servicios Agropecuarios del Ministerio de la Defensa (O.C.S.A.)	1.800.000					1.800.000
	- A0226 Academia de Ciencias Agrícolas de Venezuela (ACAV)	4.700.000					4.700.000
	- A0426 Fundación Tierra Fértil	13.758.698					13.758.698
	- A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)	72.000.000					72.000.000
	- A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)	211.819.648					211.819.648
	- A0933 Instituto Nacional de Desarrollo Rural (INDER)	103.323.699					103.323.699
	- A0935 Instituto Nacional de Tierras (INTI)	209.081.246					209.081.246
	- A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)	66.395.868					66.395.868
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	156.772.838					156.772.838
	- A0694 CVG Productos Forestales de Oriente, C.A. (CVG-PROFORCA)	26.787.625					26.787.625
	- A0820 Empresa Regional Sistema Hidráulico Planicie de Maracaibo (PLANIMARA)	18.329.440					18.329.440
	- A1545 Corporación Venezolana de Alimentos, S.A. (CVAL, S.A.)	111.655.773					111.655.773
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	97.583.493					97.583.493
	- A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)	97.583.493					97.583.493

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	203.150.000					203.150.000
	TOTAL	**203.150.000**					**203.150.000**

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	4.818.955					4.818.955
4.03	Servicios no personales	642.857					642.857
4.04	Activos reales	538.188					538.188
	TOTAL	**6.000.000**					**6.000.000**

41
Ministerio del Poder Popular para la Alimentación

MINISTERIO DEL PODER POPULAR PARA LA ALIMENTACIÓN

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Para el ejercicio fiscal 2012 la política presupuestaria del Ministerio del Poder Popular para la Alimentación, está orientada a dar continuidad a lo señalado en el artículo 305 de la Constitución de la República Bolivariana de Venezuela, el cual establece que "El Estado promoverá la agricultura sustentable como base estratégica del desarrollo rural integral a fin de garantizar la seguridad alimentaria de la población; entendida como la disponibilidad suficiente y estable de alimentos en el ámbito nacional y el acceso oportuno y permanente a éstos por parte del público consumidor. La seguridad alimentaria se alcanzará desarrollando y privilegiando la producción agropecuaria interna, entendiéndose como tal la proveniente de las actividades agrícola, pecuaria, pesquera y acuícola. La producción de alimentos es de interés nacional y fundamental para el desarrollo económico y social de la Nación...".

En tal sentido, los proyectos, acciones y metas que se ejecutarán permitirán darle continuidad a la Misión Alimentación, en el marco de uno de los objetivos prioritarios del Gobierno Nacional, como es el de garantizar la disponibilidad y acceso a la alimentación.

Para el año 2012, el presupuesto asignado al Ministerio del Poder Popular para la Alimentación alcanza la cantidad de Bs. 4.051.607.533, el cual se ha distribuido de la siguiente manera:

- Acciones Centralizadas (Bs. 936.910.375): Orientadas al apoyo y consolidación de la Misión Alimentación y el fortalecimiento de la capacidad para el trabajo social con las comunidades en el tema alimentario, programación y ejecución de acciones de carácter social en el marco de las políticas alimentarias nacionales y el apoyo a los entes adscritos para garantizar su operatividad, por lo que se incluyen Bs. 201.964.943 de aportes para la Fundación Programa de Alimentos Estratégicos (Fundaproal) y Bs. 614.945.432 para el Instituto Nacional de Nutrición (INN).
- Superintendencia Nacional de Silos, Almacenes y Depósitos Agrícolas (Bs. 45.000.000): órgano desconcentrado del Ministerio, cuyo objetivo es ejercer la rectoría de los silos, almacenes y depósitos agrícolas, llevar un registro nacional de silos, facilitar la implementación y puesta en marcha de un mecanismo de selección de operadores de silos y diseñar, dirigir, regular, controlar y ejecutar planes y proyectos relacionados con el almacenamiento de productos agrícolas u otras actividades conexas. Sus acciones estarán dirigidas a articular un trabajo conjunto entre la sociedad, la superintendencia y entes relacionados con la Misión Alimentación, para fortalecer la capacidad de las reservas alimentarias del país, y así apoyar el incremento y la consolidación de la soberanía y la seguridad alimentaria; seguir fortaleciendo el Sistema de Control Agroalimentario (SICA), que es un sistema de información o plataforma tecnológica que permite el registro de todos los entes con sus recepciones y despachos que participan en el ciclo agro-productivo; llevar a cabo las inspecciones necesarias para ejercer el control y la fiscalización de los inventarios de alimentos en almacenes, depósitos y silos a nivel nacional, tanto público como privado, así como determinar todos los Entes que participan en el ciclo agro-productivo, mediante el registro de recepciones y despachos de los rubros y productos alimenticios terminados y su materia prima nacional, con el objeto de mantener y garantizar la calidad y disponibilidad de alimentos para toda la población venezolana, en conjunto con los órganos competentes.
- Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados adscritos al Despacho del Poder Popular para la Alimentación (Bs. 3.069.697.158): con el objeto de lograr el acceso oportuno y permanente de alimentos de primera calidad y a bajos precios a la población venezolana, mediante la distribución de alimentos a través de la Red Mercal y el mantenimiento de las Casas de Alimentación, se le asignan recursos a los Entes descentralizados que integran la Misión Alimentación, para la ejecución de proyectos que se enmarcan en el área de la política social alimentaria, distribuidos de la siguiente manera:

- Fundación Programa de Alimentos Estratégicos (Fundaproal): Bs. 712.035.057, destinados a cubrir los gastos del proyecto Mercal Máxima Protección, el cual implica el suministro de alimentos no procesados para la elaboración de los platos de comida que se entregan diariamente a los beneficiarios de las 6.000 Casas de Alimentación constituidas a nivel nacional (aproximadamente 600.000 personas), la entrega de bolsas solidarias de comida, atender los gastos de gas, electricidad, limpieza y beca-ayudas de las procesadoras de alimentos de las casas.
- Corporación de Abastecimiento y Servicios Agrícolas, S.A. (LA CASA): el aporte asciende a Bs. 2.300.000.000, que se empleará en la compra de alimentos, tanto nacionales como importados, para ser distribuidas a través de la Red Mercal en el marco del Plan de Compras de Alimentos y el de Distribución de Alimentos (este último ejecutado por Mercal, C.A.). Los referidos planes tienen como principales acciones la comercialización y distribución de 14 rubros alimentarios de primera necesidad, a través de un proceso de subasta que involucra operaciones de logística (transporte, seguro, empaquetado, fletes, servicios aduanales, entre otros).
- Instituto Nacional de Nutrición (INN): Bs. 57.662.101, para garantizar el derecho a la alimentación y nutrición de los requerimientos y necesidades de la población, con énfasis en los grupos vulnerables y los sectores más excluidos en el ámbito nacional, además de procurar una educación masiva y protección alimentaria nutricional, orientada a mejorar o mantener el estado nutricional y calidad de vida de las comunidades.
- El resto de los entes que conforman la Misión Alimentación (Mercal, C.A., Pdval, Logicasa, Venalcasa, Enaca, Cealco, Red de Abastos Bicentenarios, S.A., Industrias Diana, C.A. y Lácteos Los Andes), apoyarán y potenciarán la Misión Alimentación en todos sus aspectos, tanto en la producción y distribución de alimentos, como en los aspectos logísticos y operativos. Estas empresas se financiarán con sus propios recursos generados por su operatividad.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
115.857	410020000	Superintendencia Nacional de Silos, Almacenes y Depósitos Agrícolas	Inspección			5.000	45.000.000			45.000.000
	419999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			3.069.697.158	3.069.697.158			3.069.697.158
TOTAL							**3.114.697.158**			**3.114.697.158**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
410001000	Dirección y Coordinación de los Gastos de los Trabajadores	69.353.400			69.353.400
410002000	Gestión Administrativa	866.910.375			866.910.375
410003000	Previsión y Protección Social	646.600			646.600
TOTAL		**936.910.375**			**936.910.375**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos F	N° de Cargos M	N° de Cargos V	N° de Cargos Total	Sueldos/Salarios	Compensaciones	Presupuesto 2012
Personal Fijo a Tiempo Completo	**117**	**104**	**33**	**254**	**9.897.829**	**100.000**	**9.997.829**
Altos Funcionarios y de Elección Popular		1		1	37.245		37.245
Alto Nivel y de Dirección	37	36	16	89	4.139.557		4.139.557
Profesional y Técnico	45	38	6	89	3.471.027	50.000	3.521.027
Obrero	35	29	11	75	2.250.000	50.000	2.300.000
Personal Contratado	**183**	**161**	**13**	**357**	**12.397.249**		**12.397.249**
Profesional y Técnico	183	161	13	357	12.397.249		12.397.249
TOTAL	**300**	**265**	**46**	**611**	**22.295.078**	**100.000**	**22.395.078**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas F	N° de Personas M	N° de Personas Total	Presupuesto 2012
Pensionados	2		**2**	**167.000**
Empleados	2		2	167.000
Jubilados	5		**5**	**479.600**
Empleados	5		5	479.600
TOTAL	7		7	**646.600**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	100.467.895			100.467.895
4.02	Materiales, suministros y mercancías	9.490.788			9.490.788
4.03	Servicios no personales	35.062.690			35.062.690
4.04	Activos reales	15.809.027			15.809.027
4.07	Transferencias y donaciones	3.890.302.133			3.890.302.133
4.11	Disminución de pasivos	475.000			475.000
	TOTAL	**4.051.607.533**			**4.051.607.533**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	3.886.607.533			3.886.607.533
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.857.531.976			3.857.531.976
4.07.01.03.00	Transferencias corrientes internas al sector público	3.857.531.976			3.857.531.976
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.557.531.976			1.557.531.976
	- A0057 Instituto Nacional de Nutrición (INN)	651.284.626			651.284.626
	- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	906.247.350			906.247.350
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.300.000.000			2.300.000.000
	- A0641 Corporación de Abastecimiento y Servicios Agrícolas, S.A. (LA CASA)	2.300.000.000			2.300.000.000
4.07.03.00.00	Transferencias y donaciones de capital internas	29.075.557			29.075.557
4.07.03.03.00	Transferencias de capital internas al sector público	29.075.557			29.075.557
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	29.075.557			29.075.557
	- A0057 Instituto Nacional de Nutrición (INN)	21.322.907			21.322.907
	- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	7.752.650			7.752.650

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	500.000			500.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	500.000			500.000
4.07.01.02.00	Donaciones corrientes internas al sector privado	500.000			500.000
4.07.01.02.02	Donaciones corrientes a instituciones sin fines de lucro	500.000			500.000
	- S9000 Subsidios Sociales	500.000			500.000

PROYECTO: COD. N.E: 115857 COD. PPTO: 410020000 Superintendencia Nacional de Silos, Almacenes y Depósitos Agrícolas

UNIDAD DE MEDIDA: Inspección

CANTIDAD: Fem.(0) Mas.(0) Total(5.000)

ASIGNACIÓN PRESUPUESTARIA: 45.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Articular un trabajo conjunto entre la sociedad, la superintendencia y entes relacionados con la Misión Alimentación para fortalecer la capacidad de las reservas alimentarias del país, y así apoyar el incremento y la consolidación de la soberanía y la seguridad alimentaria.

OBJETIVOS ESPECÍFICOS: Ejercer la suprema administración y control de los silos, almacenes y depósitos agrícolas, a través de la inspección, supervisión, fiscalización, aplicación de normas, ejecución de los planes y proyectos y otras actividades conexas públicos y privados.

RESULTADO: Control y fiscalización de silos, almacenes y depósitos agrícolas a través de las inspecciones.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	31.814.495					31.814.495
4.02	Materiales, suministros y mercancías	3.918.272					3.918.272
4.03	Servicios no personales	7.017.807					7.017.807
4.04	Activos reales	2.091.426					2.091.426
4.07	Transferencias y donaciones	48.000					48.000
4.11	Disminución de pasivos	110.000					110.000
	TOTAL	**45.000.000**					**45.000.000**

PROYECTO:	COD. PPTO: 419999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	Bolívar
CANTIDAD:	Fem.(0) Mas.(0) Total(3.069.697.158)
ASIGNACIÓN PRESUPUESTARIA:	3.069.697.158
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Garantizar los recursos financieros para asegurar la ejecución de la Misión Alimentación
OBJETIVOS ESPECÍFICOS:	Transferir en forma oportuna a los entes descentralizados los recursos de la Misión Alimentación
RESULTADO:	Permitir la continuidad de la Misión Alimentación

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	3.069.697.158					3.069.697.158
	TOTAL	**3.069.697.158**					**3.069.697.158**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	3.069.697.158					3.069.697.158
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.052.073.001					3.052.073.001
4.07.01.03.00	Transferencias corrientes internas al sector público	3.052.073.001					3.052.073.001
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	752.073.001					752.073.001
	- A0057 Instituto Nacional de Nutrición (INN)	40.339.194					40.339.194
	- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	711.733.807					711.733.807
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	2.300.000.000					2.300.000.000
	- A0641 Corporación de Abastecimiento y Servicios Agrícolas, S.A. (LA CASA)	2.300.000.000					2.300.000.000
4.07.03.00.00	Transferencias y donaciones de capital internas	17.624.157					17.624.157
4.07.03.03.00	Transferencias de capital internas al sector público	17.624.157					17.624.157
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	17.624.157					17.624.157
	- A0057 Instituto Nacional de Nutrición (INN)	17.322.907					17.322.907
	- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	301.250					301.250

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	68.653.400					68.653.400
4.03	Servicios no personales	700.000					700.000
TOTAL		69.353.400					69.353.400

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	5.572.516					5.572.516
4.03	Servicios no personales	27.344.883					27.344.883
4.04	Activos reales	13.717.601					13.717.601
4.07	Transferencias y donaciones	819.910.375					819.910.375
4.11	Disminución de pasivos	365.000					365.000
TOTAL		866.910.375					866.910.375

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	816.910.375					816.910.375
4.07.01.00.00	Transferencias y donaciones corrientes internas	805.458.975					805.458.975
4.07.01.03.00	Transferencias corrientes internas al sector público	805.458.975					805.458.975
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	805.458.975					805.458.975
	- A0057 Instituto Nacional de Nutrición (INN)	610.945.432					610.945.432
	- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	194.513.543					194.513.543
4.07.03.00.00	Transferencias y donaciones de capital internas	11.451.400					11.451.400
4.07.03.03.00	Transferencias de capital internas al sector público	11.451.400					11.451.400
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	11.451.400					11.451.400
	- A0057 Instituto Nacional de Nutrición (INN)	4.000.000					4.000.000
	- A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)	7.451.400					7.451.400

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	500.000					500.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	500.000					500.000
4.07.01.02.00	Donaciones corrientes internas al sector privado	500.000					500.000
4.07.01.02.02	Donaciones corrientes a instituciones sin fines de lucro	500.000					500.000
	- S9000 Subsidios Sociales	500.000					500.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	646.600					646.600
	TOTAL	**646.600**					**646.600**

43

Ministerio del Poder Popular para las Industrias Básicas y Minería

MINISTERIO DEL PODER POPULAR PARA LAS INDUSTRIAS BÁSICAS Y MINERÍA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Ministerio del Poder Popular para las Industrias Básicas y Minería, como órgano de la Administración Pública Central competente en la formulación, ejecución y control de las políticas, estrategias y planes en las industrias básicas y mineras, se orienta en acelerar la construcción del nuevo modelo productivo, partiendo de la trascendencia del sistema empresarial de producción capitalista a esquemas de integración sectorial bajo una visión socialista, priorizando el desarrollo y consolidación de las operaciones ferro siderúrgicas, del aluminio primario y de minerales auríferos, apuntalando y estructurando a las corporaciones.

En este sentido, el Ministerio a través de sus políticas y planes de acción para el ejercicio fiscal 2012 y, en el marco de la visión estratégica 2007 – 2013, potencia los distintos procesos productivos industriales y mineros para generar las condiciones que contribuyan a incrementar el nivel de vida del ciudadano, así como, a coadyuvar en la construcción de una estructura social incluyente con visión de desarrollo territorial desconcentrado, en los distintos ejes geopolíticos de interés.

Es importante destacar, que en la Venezuela de hoy, se profundizan los cambios en las estructuras productivas, gracias a una mayor participación del Estado en la toma de decisiones operativas de las empresas claves en la transformación de la base industrial del país. Esta transición al nuevo orden económico y social muestra sus rasgos socialistas; las plantas y factorías ensayan esquemas de inclusión laboral que distan de los esquemas tradicionales, permiten empoderamiento de los trabajadores y de las comunidades en los procesos productivos, contribuyendo así al rompimiento de estructuras convencionales de "división de clases".

En este orden de ideas, la profundización de la revolución para concretar el nuevo modelo productivo amerita la reorientación y concentración de impactos en el tejido empresarial, para que éstas, se conviertan en entes reproductores de la visión ideológica de cambio, donde las nuevas relaciones de producción no se someten al imperio de la mercancía, sino a la valoración del trabajo y la cooperación social activa de todos los sectores involucrados impulsando así, la transformación de la estructura sectorial del aparato productivo, consolidando el desarrollo armónico y proporcional de estos ejes geopolíticos, aprovechando potencialidades y satisfaciendo necesidades.

En atención a este contexto político e ideológico, el Ministerio apuntala como política la "Promoción de la actividad minera sustentable, en armonía con el ambiente", y a partir de esta, se desencadena la necesaria elaboración y ejecución del plan de exploración geológica y certificación de reservas para la evaluación y desarrollo del inventario de minerales, para lo cual el Instituto Nacional de Geología y Minería (Ingeomin), ha identificado carencias de información georeferencial y geotécnica de los recursos minerales metálicos y no metálicos que existen en el territorio nacional, lo cual no permite tener cuantificación de los yacimientos probados y posibles de la Nación; por ende, este desconocimiento incide en la planificación de una minería sustentable y en el desarrollo de un tejido industrial básico que a su vez, genere una fuente de ingresos financieros para la República

Otro elemento, que se potencia con la asignación de recursos a Ingeomin, es reducir la brecha existente de información geológica confiable sobre el territorio nacional, puesto que hoy en día se desconocen las condiciones morfológicas del 75% del territorio, limitando así, la generación de políticas públicas para el desarrollo social y económico del país. En todo caso, la concreción del nuevo modelo productivo amerita el aprovechamiento racional de recursos naturales, que requiere de criterios técnicos y científicos propios de las geociencias, con la finalidad de:

- Contribuir a la planificación del uso y ocupación del espacio del territorio nacional, atendiendo los criterios de sustentabilidad y sostenibilidad del desarrollo económico y social del país, en perfecto respeto de la naturaleza, la biodiversidad y las costumbres, identidad e historia de estos espacios, bajo el enfoque territorial del desarrollo.
- Contribuir en la estructuración de políticas de aprovechamiento sustentable de los recursos minerales e hídricos tomando en cuenta los aspectos territoriales, políticos, económicos, sociales, culturales, ecológicos, de seguridad y defensa de la comunidad.
- Identificar y localizar las amenazas naturales para prevenir y mitigar sus efectos desastrosos, considerando las nuevas relaciones de los seres humanos con su entorno para la preservación de las comunidades que habitan en el territorio nacional.

En este sentido, para el año 2012 se tiene previsto seguir avanzando en el desarrollo de mapas geotécnicos y en el diagnóstico de recursos mineros, contribuyendo a concretar los siguientes objetivos:

- Avanzar con la elaboración de las hojas geológicas del territorio nacional, con el fin de distribuir los tipos de minerales a una escala que permita estimar y clasificar los recursos existentes en cada zona, y de esta manera realizar una planificación geológica del territorio.
- Avanzar con el inventario de recursos minerales metálicos y no metálicos dentro del territorio nacional, con la finalidad de determinar cualitativa y cuantitativamente los yacimientos probados y posibles que permitan generar un modelo productivo no petrolero.
- Avanzar con la elaboración de mapas geoquímicos de las cuencas del territorio nacional, con la finalidad de diversificar la economía aguas abajo y aguas arriba en la minería de recursos metálicos, no metálicos, determinar la concentración de los minerales y apoyar la administración de los recursos.
- Avanzar en la realización de mapas de evaluación de la geología de la cordillera andina-costera, con la finalidad de determinar las condiciones actuales de la estabilidad de las laderas y taludes.

También en el ámbito minero, el Ministerio a través de la Fundación Misión Piar, impulsa para el 2012, la promoción y formación de los valores socialistas, a través de estrategias revolucionarias que profundizan la conciencia en los voceros y voceras de los consejos comunales, contribuyendo a la organización y consolidación de comunas mineras, consejos mineros y salas de batalla social, que garanticen la participación política, democrática y protagónica de los ciudadanos.

Por ello, la labor de la Fundación es fundamental en el rescate de la condición humana del minero, la cual se ha venido concretando a través de la organización, acompañamiento, coordinación y articulación con otros órganos y entes del Estado; estas son las condiciones que prevalecen en el proyecto "Fortalecimiento del Poder Popular en Actividades Mineras", el cual se ejecutará en el 2012 y tiene previsto, entre otras acciones:

- La creación de cooperativas y unidades de producción social que permitan organizar a las comunidades mineras.

- Firmar convenios de cooperación interinstitucionales para la inserción laboral de los pequeños mineros, así como, para apoyar las iniciativas tendientes a recuperación y mantenimiento del medio ambiente y de los recursos naturales.
- Realizar de forma permanente el censo poblacional de comunidades mineras con la finalidad de mantener actualizado el número de personas que ejercen esta actividad económica a pequeña escala.
- Fortalecer a las unidades productivas mediante el acompañamiento y la articulación para el otorgamiento de fuentes de financiamiento.

La política minera sectorial del Ministerio para el 2012, se orienta a la optimización de los procesos administrativos para la tramitación, seguimiento y control a todas las solicitudes de derecho minero; tales como: autorizaciones de explotación para pequeña minería, otorgamiento de concesiones mineras, asignaciones directas a empresas del Estado y registro de comerciantes de minerales; asimismo, a mejorar la gestión de revisión y acompañamiento en el otorgamiento oportuno de la permisería ambiental de los derechos mineros otorgados. De igual forma, se incrementan los esfuerzos para la actualización del Catastro Minero Nacional, bajo un esquema de sistematización informática, a efectos de mejorar el control de inventarios de bienes afectos a los derechos mineros y, a su vez, brindar una asistencia técnica y financiera a proyectos mineros en condiciones de calidad.

Asimismo, se espera instrumentar mecanismos que optimicen los procedimientos inherentes a la fiscalización y el control minero, ejerciendo eficaz y eficientemente las disposiciones del marco legal vigente en materia minera, a partir de las acciones de inspección y seguimiento a las empresas mineras a nivel nacional, así como, a través, de la implementación de planes de fortalecimiento institucional y de simplificación de trámites administrativos.

A efectos de consolidar una mejor gestión administrativa y tributaria en el sector minero, el Ministerio promocionará las iniciativas de proyectos previstas para el 2012, entre las que conviene precisar: Seguimiento y Control en la Gestión y Administración de Derechos Mineros, Fortalecimiento de los procesos de fiscalización, seguimiento y control de la minería y sus actividades conexas y Seguimiento y Control a la Gestión Operativa de Derechos Mineros.

Por otra parte, en el ámbito operativo de este importante sector, y en materia de caliza y agregados para la construcción, se han considerado proyectos, con el objeto de mantener un nivel de explotación de piedra caliza en diferentes granulometrías de 242 mil toneladas, a ser extraídas por la empresa CVG Compañía Nacional de Cal, C.A. (CVG Conacal), que conjuntamente con las empresas privadas, logrará satisfacer necesidades de materias primas de sectores como construcción, agrícola y siderúrgico; mientras que en términos de otros agregados se estima una producción superior a los 450.000 m^3, y así garantizar insumos básicos para la construcción.

Respecto a los recursos para desarrollar nuevos proyectos mineros, el Ministerio iniciará las operaciones de producción de coque metalúrgico a partir de carbón coquizable en Lobatera, Estado Táchira, a través de la entrada en operaciones de la Empresa de Producción Social Minera Nacional, C. A., reduciendo los niveles de importación de esta materia prima y dando mayor valor agregado a los minerales existentes en el país. Adicionalmente, se espera concretar la fase de preinversión y prefactibilidad para la extracción y aprovechamiento del carbón térmico en las áreas de Fila Maestra II y Fila Maestra III, ubicadas en el Municipio Manuel Bruzual del Estado Anzoátegui, y así poner en marcha una unidad socio-productiva que permita garantizar el suministro de materia prima necesaria para la planta de coque metalúrgico y la industria siderúrgica venezolana, bajo el criterio de sustentabilidad y mayor beneficio.

De igual forma, el Ministerio programará proyectos cuyo fin es incrementar la producción del mineral aurífero a través de las operadoras CVG Compañía General de Minería de Venezuela, C.A. (CVG Minerven) y la Empresa Minera Venrus, C.A., para alcanzar niveles que superen los 8.500 kgr de oro anuales; así mismo, se incluyen acciones para la adecuación tecnológica de procesos operativos en minas y plantas de procesamiento de material aurífero, que permitan desarrollar nuevas técnicas ambientales menos contaminantes y que protejan la integridad física de sus trabajadores.

Adicionalmente, el Ejecutivo Nacional ha marcado un interés por controlar y garantizar esquemas más eficientes y eficaces en la producción y comercialización de minerales auríferos, razón por la cual para el 2012 se impulsa todo un redimensionamiento del sector, bajo la conformación de nuevas estructuras organizativas y de fiscalización, que permitirán potenciar y apalancar las estrategias del Estado. Por ello, la Empresa de Producción Social Minera Nacional, C.A. conjuntamente con Petróleos de Venezuela, S.A. (PDVSA), iniciarán las acciones para delimitar la conformación de una "Corporación Sectorial" que ejecute la conformación de convenios operativos, donde el Estado se reserva una participación accionaria de relevancia en cualquier iniciativa empresarial dentro de este sector; conviene destacar que estos proyectos permitirán potenciar las iniciativas generadas en años anteriores y que coadyuvarán a una mejor integración de la visión socialista dentro de las industrias, puesto que es imperioso avanzar con acciones tales como:

- Formulación de políticas públicas orientadas a la promoción, desarrollo y control de las industrias básicas metalúrgicas y de minerales no metalúrgicos, desde una visión sectorial, en conjunto con otros órganos de la Administración Pública Nacional.
- Implementación de acciones de inspección, fiscalización y control en las empresas básicas metalúrgicas y de minerales no metálicos a nivel Nacional.
- Realización de investigaciones, estudios de mercado, análisis económico y análisis de precios de los sectores metalúrgicos y minerales no metálicos.
- Ampliación y consolidación del Registro Estadístico de la Industria Forestal.
- Implementación de estrategias que permitan el desarrollo y seguimiento del sector forestal a nivel industrial.

Es importante destacar, que la visión de los proyectos ha tendido a una comprensión integral de las necesidades y particularidades de los sectores productivos que le competen y sobre todo, focalizando las asimetrías en el desarrollo de los primeros eslabones de las cadenas de industrialización, con respecto a las necesidades de materias primas y productos semielaborados en diferentes sectores asociados a la manufactura de bienes terminados; el marco político para estos proyectos se sustenta en considerar a las Industrias Básicas, la actividad Minera, Forestal y del Reciclaje como palancas del desarrollo endógeno de las industrias intermedias y pesadas.

La visión ideológica de estas iniciativas incorpora la aplicación de modelos de gestión orientados al desarrollo endógeno y de diversificación de las materias primas, priorizando los requerimientos nacionales y las estrategias de integración con los países aliados; así mismo, se rompe con el esquema de explotación industrial y de dependencia tecnológica que propende a la obsolescencia de maquinarias y equipos y a la falta de mantenimiento (acumulada por décadas) y por consiguiente, en los nuevos modelos de gestión apremia la revisión y el análisis de las estructuras de costos, la aplicación de políticas de gestión del mantenimiento, el control de los agentes contaminantes y la supresión de los pasivos ambientales acumulados; sin menoscabar la inclusión de estrategias que permitan mejorar la productividad y garantizar los estándares de higiene y seguridad industrial.

Otra de las acciones previstas para el 2012, que contribuirá sustancialmente con la política de desarrollo del Estado, es el diseño, construcción y puesta en marcha de la planta siderúrgica de aceros especiales, con capacidad instalada de 1.550 MMTM anuales y la planta de aceros inoxidables con 150 MTM anuales, con las cuales el país podrá garantizar la producción de bienes necesarios para satisfacer la demanda generada por la industria petrolera, naval, construcción, automotriz, ferroviaria, gasífera, alimenticia, salud, entre otros. Actualmente se requieren 350.000 TM/año de chapas gruesas y 160.000 TM/año de planchones, así como 11.043 TM/año de aceros inoxidables, es por ello que el Ejecutivo Nacional ha asignado recursos por Ley Especial de Endeudamiento (LEE) por Bs. 2.765.494.761 a efectos de avanzar en la concreción del proyecto siderúrgico nacional, el cual se ejecuta a través de la Empresa de Producción Social Siderúrgica Nacional, C.A.

Adicionalmente, la Empresa de Producción Social Tubos sin Costura, C.A. prevé continuar los esfuerzos en la instalación de dos plantas de tubos de acero sin costura para la fabricación de 465.000 TM/año de tuberías de acero y una planta terminadora de 205.000 TM/año para tratamientos térmicos (normalizado, temple y revenido), con lo cual se satisface la demanda de la industria petrolera nacional y regional. Otro desarrollo de relevancia que se apoya desde la gestión de este Ministerio es la instalación de un laminador en caliente de productos siderúrgicos largos, orientado a satisfacer la demanda nacional y latinoamericana de rieles para vías férreas; perfiles para la construcción de viviendas y de estructuras metálicas de puentes, edificaciones y bienes de capital para la industria petrolera y manufacturera en general; a ser instalada en Chaguaramas, Estado Guárico, en el Eje Norte Llanero y que tendrá una capacidad instalada de 750.000 TM/año.

A través de la empresa básica Siderúrgica del Orinoco, C.A. "Alfredo Maneiro" y con una inversión estimada de Bs. 24.215.330.000 se espera producir 4,3 millones de toneladas de acero líquido y alrededor de 5,4 millones de toneladas de productos siderúrgicos; de igual forma, se prevé concretar acciones de adecuación de las líneas de productos, en los procesos de laminación, trenes de barra y alambrón, mejoramientos de los programas ambientales, de seguridad industrial, entre otros. Cabe destacar, que en esta inversión se incluyen mejoras operativas a la planta de cal, las acerías, plantas de prerreducidos y otros servicios industriales, los cuales se ejecutarán en el marco de convenios binacionales con la República de Cuba y Bielorrusia con recursos provenientes del Fondo Chino Largo Alcance.

Es importante destacar, que para cumplir con las previsiones de producción de acero en el 2012, es necesario acelerar los esfuerzos para mejorar la extracción de mineral de hierro, razón por la cual la empresa CVG Ferrominera Orinoco, C.A estima producir un total de 22,0 MMTM de mineral en granulometrías, tanto finas como gruesas, así mismo; estimando generar en aglomerado 1,5 MMTM/año de pellas y de prerreducidos de 0,79 MMTM de briquetas, para abastecer el mercado nacional y de exportación, para completar esta acción se estiman invertir recursos por el orden de Bs. 4.243.250.000. Esta producción permitirá suplir parte de los requerimientos de materias primas del sector siderúrgico, y a su vez; cumplir con los compromisos contractuales que ha adquirido la República Bolivariana de Venezuela con la República Popular de China, país aliado, que contribuye financieramente con proyectos estratégicos y de vital interés para el desarrollo nacional.

A la par se están emprendiendo avances en la construcción de nuevos programas y proyectos en el sector ferrosiderúrgico, para satisfacer necesidades de materias primas, bienes intermedios y semielaborados de aluminio, el Ministerio apoya la ejecución del plan de producción de 1,6 millones de toneladas de alúmina metalúrgica y 400 mil toneladas de aluminio primario, a través de las operadoras CVG Bauxilum, C.A (CVG Bauxilum), CVG Industria Venezolana de Aluminio, C.A (CVG Venalum) y CVG Aluminio del Caroni, S.A (CVG Alcasa).

A partir de estos niveles de producción de aluminio primario, se espera suministrar al mercado alrededor de 21.600 toneladas de alambrón y conductores de aluminio y unas 12.528 toneladas de laminados de bajo espesor, 13.861 toneladas de aleaciones especiales, a los fines de generar productos intermedios y semielaborados para los sectores de la construcción, autopartes, agroindustria, eléctrico, envases, transporte, entre otros; proyectos que ejecutarán CVG Conductores de Aluminio (CVG Cabelum), CVG Aluminio de Carabobo, C.A. (CVG Alucasa) y el Centro de Producción de Rieles de Aluminio, C.A (Rialca), empresas transformadoras del sector público.

En este sentido, el Ministerio para el 2012 acelera los pasos para la consolidación de la Corporación del Aluminio, como ente público operador de la política integradora del sector y que a su vez concrete la reactivación y el reimpulso a partir de una visión ideológica revolucionaria y un modelo de gestión capaz de transformar las actuales relaciones de producción capitalistas.

La implementación de esta política pública requiere que el Ministerio y sus Entes adscritos se consoliden bajo una nueva institucionalidad, con una organización estructural y funcional alineada a las metas del Primer Plan Socialista de la Nación "Simón Bolívar", es decir, un esquema organizativo y de gestión que extinga el divorcio entre los diseñadores de las políticas y los ejecutores u operadores; por ello, para superar esa desarticulación ideología y praxis político-técnica, el Ministerio a lo interno implementa un cambio en su modelo organizativo y de gestión que incluye a todo el sistema de entes adscritos a efectos de cumplir con el lineamiento de una planificación centralizada.

Es así, que para el año fiscal 2012 se conciben los procesos internos del Ministerio bajo una reforma del Reglamento Orgánico y de la estructura organizativa, así como la implementación definitiva de las corporaciones sectoriales, ello en pro del desarrollo integral del país, este nuevo modelo de organización sectorial permitirá:

- Garantizar la ejecución de políticas, en correspondencia con la línea del Ejecutivo Nacional, mediante una línea de mando uniforme e integral para empresas pertenecientes a un mismo sector.
- Unificar la ejecución de las políticas para nuevas inversiones, producción, precios, venta, comercialización y servicios asociados a la especialización de los sectores productivos.
- Establecer una visión sectorial en función de las necesidades nacionales, planificando y ejecutando los planes de desarrollo sectoriales.
- Proyectar el cierre de los ciclos productivos, articulando los procesos de la cadena de valor de las distintas corporaciones, desde las actividades primarias hasta la comercialización y venta de los productos socialmente requeridos.
- Alcanzar la integración del sistema Ministerio y Entes, a través de la planificación centralizada, el trabajo colegiado en la toma de decisiones y el desarrollo de procesos integrales de control de gestión sectorial.

De igual forma, a objeto de fortalecer la capacidad de gestión institucional y afianzarse como un órgano revolucionario de la Administración Pública Central, se ha planteado los siguientes objetivos específicos:

- Evaluar el impacto de las políticas públicas que están bajo la responsabilidad del Ministerio.
- Ejecutar el plan de optimización de la plataforma tecnológica del Ministerio, mediante el mantenimiento y la adecuación de los recursos informáticos de la Coordinación de Tecnología que garantice un nivel optimo de operatividad y desempeño en el manejo de la información a nivel nacional para el año 2012.
- Fortalecer institucionalmente el bienestar social de todos los trabajadores del Ministerio.

- Activar un servicio medico de atención primaria para los trabajadores del Ministerio y sus familiares.
- Diseñar y ejecutar programas de formación, investigación y desarrollo en materia de industrias básicas y mineras.
- Desarrollar estudios y diagnósticos sobre eslabones de la cadena productiva, con miras a impulsar los tejidos industriales y el seguimiento y evaluación de un sistema de vigilancia tecnológica.
- Generar una matriz de información estratégica para el Estado que permita operativizar y mejorar la toma de decisiones con base a hechos y experiencias científicas.

CORPORACIÓN VENEZOLANA DE GUAYANA (CVG)

La Corporación Venezolana de Guayana (CVG) con la orientación de mejorar la infraestructura física, profundizar la cohesión y equidad territorial, fortalecer las capacidades básicas para el trabajo productivo, disminuyendo el impacto ambiental y la intervención humana, para incrementar y orientar la producción nacional de ciencia y tecnología e innovación hacia necesidades potenciales del país e incrementar y consolidar la soberanía alimentaria y social de la Región de Guayana, en términos de calidad de vida, cohesión y equidad territorial de la región, procederá con las siguientes acciones:

- Suministrar 2.950.000 m3 de agua potable y procurar la recolección de 1.580.000 m3 de aguas servidas (mensuales) y de esta manera planificar y desarrollar el aprovechamiento racional de los recursos naturales de la Zona de Desarrollo de Guayana conforme a las directrices del plan de desarrollo económico y social de la nación.
- Elaborar 38 estudios de factibilidad, ingeniería e impactos ambientales, de una red ferroviaria de 2.460 km. de vías férreas para carga y pasajeros en la Región de Guayana, que se interconectará con el Sistema Ferroviario Nacional mediante el Convenio Marco de Cooperación entre el Instituto de Ferrocarriles del Estado y la CVG suscrito el 17 de julio de 2007.
- Contribuir a la reducción de las tasas de desocupación, mediante la ejecución de un programa de capacitación dirigido a insertar a la población organizada en el aparato productivo.
- Desarrollar el sector agrícola y forestal maderable y no maderable, mediante manejos conservacionistas, en las áreas de influencia de CVG, para garantizar en el corto, mediano y largo plazo la producción para el suministro de materia prima a las industrias agroalimentaria, de la goma, madera, construcción, proceso de producción de aluminio y conservación de la biodiversidad, en los Municipios Piar, Sucre y Cedeño del Estado Bolívar; Atures y Atabapo del Estado Amazonas y Casacoima del Estado Delta Amacuro.
- Ejecutar 60 obras de edificaciones en el área educativa, recreativas, institucionales, comunitarias y edificaciones de CVG, con el fin de contribuir con el bienestar social de las comunidades en la Zona de Desarrollo de Guayana.
- Construcción de nuevos desarrollos, urbanismos, así como la sustitución de ranchos por viviendas propias, en los Municipios Caroní, Heres, Piar, El Callao, Cedeño, Roscio, Sifontes, Bolivariano de Angostura del Estado Bolívar y Municipio Tucupita del Estado Delta Amacuro.
- Diseñar y construir una planta para el manejo integral de los desechos industriales almacenados y generados por CVG, empresas tuteladas y otras empresas, con el fin de disminuir el impacto ambiental.

- Ejecutar estudios de prospección minera e inspecciones a los derechos mineros bajo la administración de CVG, con el propósito de impulsar el desarrollo minero como actividad dinamizadora de las diversas potencialidades presentes en la Zona de Desarrollo de Guayana, a fin de desarrollar la industria básica no energética, la manufactura y los servicios básicos.
- Rehabilitación del Sistema de Protección de Inundaciones del Delta del Orinoco cuyo objetivo es restituir las condiciones de protección de inundaciones del área, permitiendo el desarrollo agrícola en 2.830 km2, minimizar las fugas en la estructura de control de gasto y controlando la penetración de la cuña salina.
- Aumentar la capacidad de producción de alevines que requieren los productores piscícolas de la zona de desarrollo de Guayana, tomando en cuenta las siguientes líneas de acción: Adecuación de las instalaciones de reproducción de peces existentes en el centro piscícola Hato Gil de CVG, ubicado en el municipio Caroní y centros de levante de alevines ubicado en el municipio Uracoa del Estado Monagas; establecimiento de nuevos centros de levante de alevines en los municipios Sucre y Gran Sabana del estado Bolívar; seguimiento a los productores piscícolas asistidos a través de la asistencia técnica; talleres de capacitación a las comunidades, productores piscícolas, estudiantes y personas interesadas en la piscicultura; criopreservación y almacenamiento de esperma de peces en pajuelas.

COMPAÑÍA NACIONAL DE LAS INDUSTRIAS BÁSICAS, C.A. (CONIBA)

La misión de la empresa consiste en planificar, coordinar, gestionar y controlar a las compañías adscritas a través del impulso y aprovechamiento de las áreas que las comprenden, que conlleven a optimizar los planes y proyectos existentes y futuros, a ser desarrollados con eficacia y eficiencia, a los fines de impulsar el desarrollo y avance del sector y lograr la diversificación de la economía nacional.

La Compañía Nacional de las Industrias Básicas, C.A (CONIBA) rectora de las empresas de producción social, tiene previsto constituirse como modelo de organización y gestión pública para el desarrollo económico y social de las industrias básicas fundamentadas en la ética socialista, fortaleciendo las existentes e impulsando la creación de nuevas empresas para contribuir a la desconcentración territorial y al fomento del desarrollo endógeno del país.

A la empresa, se han asignado a través de transferencias corrientes del Ejecutivo Nacional, recursos por Bs. 1.000.000, destinados a cubrir sus gastos de funcionamiento y operatividad durante el año 2012.

EMPRESA DE PRODUCCIÓN SOCIAL SIDERÚRGICA NACIONAL, C.A.

A través de recursos provenientes de la Ley Especial de Endeudamiento 2012 (LEE), esta empresa ejecutará el proyecto "Diseño, Construcción y Operación de un Complejo Siderúrgico", el cual se orienta a consolidar una planta siderúrgica, que permitirá producir en el país los bienes primarios e intermedios necesarios para satisfacer la demanda generada por los planes de desarrollo nacional en la industria petrolera, naval, de la construcción y automotriz. El monto asignado asciende a la cantidad de Bs. 2.765.494.761.

INSTITUTO NACIONAL DE GEOLOGÍA Y MINERÍA (INGEOMIN)

Es un organismo creado por el Decreto N° 295 con Rango y Fuerza de Ley de Minas publicado en la Gaceta Oficial de la República de Venezuela N° 5.382, Extraordinario del 28 de Septiembre de 1999, adscrito al Ministerio del Poder Popular para las Industrias Básicas y Minería, tiene como directriz estratégica, realizar el levantamiento geológico del país con el objeto de generar, procesar y difundir información geocientífica confiable, suficiente, oportuna y adecuada del territorio nacional, para crear conciencia de soberanía.

Bajo esta premisa, el Instituto Nacional de Geología y Minería (INGEOMIN), tiene como directriz estratégica apoyar en el fortalecimiento y la reactivación del sector minero y los estudios geológicos. Para dar un mayor impulso a estas políticas, la institución realiza investigaciones, estudios de factibilidad, inventarios de recursos minerales y las cartografías geológicas, geotécnicas y geoquímicas correspondientes.

De acuerdo a sus Objetivos Estratégicos de visión de País, que se orientan, hacia un proceso de reconocimiento del territorio, a través de las cartografías e inventarios de recursos minerales metálicos y no metálicos que amerita la nación, la Institución presenta cuatro (04) planes nacionales, los cuales se señalan a continuación:

- Plan Nacional de Inventario de Recursos minerales metálicos y no metálicos a escala 1.250.000; se plantea el desarrollo de un programa de exploración e investigación sistémico tendiente a la ubicación, cuantificación, clasificación de posibles y probados yacimientos de minerales primario, metálico y no metálico, para la ejecución de proyectos de desarrollo endógeno en las áreas de estudios, donde se mezclen la actividad minera con la agro-ambiental y proteger y subsanar los daños ocasionados por la actividad minera irracional.
- Plan Nacional de cartografía geológica a escala 1.100.000, la necesidad que tiene el estado de contar con la información cartográfica y geológica de las áreas a estudiar, con la finalidad de inferir los sitios para prospectar recursos minerales, para lo cual es importante ubicar, estimar, clasificar y evaluar estos recursos, y establecer las estrategias tanto en lo social como en lo económico a nivel nacional.
- Plan Nacional de geoquímica a escala 1.500.000; este proyecto permite presentar la distribución superficial de los principales elementos químicos de interés económico, social y ambiental, para establecer la ocurrencia natural de elementos contaminantes principales. Asimismo, ubicar y delimitar los principales blancos para exploración minera en el país, redefinir y ampliar los distritos mineros de la Nación, diversificando las posibilidades para el desarrollo de la pequeña minería.
- Plan Nacional de susceptibilidad y amenazas en la cordillera andino-costera. El proyecto consiste en realizar la evaluación de la geología y la geotécnica de la cordillera andino-costera con la finalidad de determinar las condiciones actuales de la estabilidad de las ladras y taludes, debido a los procesos exo-dinámicos que las han afectado. El proyecto tiene también como norte el ejecutar técnicas de preparación y divulgación comunitarias e interinstitucionales que se utilicen para reconocer las necesidades de su entorno, a través del intercambio de conocimiento y experiencias que permitan establecer medidas de prevención, mitigación y humanización, para mantener las comunidades preparadas ante un evento adverso.

FUNDACIÓN MISIÓN PIAR

La Fundación Misión Piar fue creada por decreto Presidencial N° 3.958, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.282 de fecha 28/09/2005, con la finalidad de regularizar la situación de los pequeños mineros e incorporarlos al desarrollo nacional, velando en todo momento que su actividad económica esté debidamente permisada. La Fundación tiene un rol fundamental en el logro de las políticas sectoriales y el fortalecimiento de las comunidades mineras e indígenas en los Estados Bolívar y Anzoátegui, mediante la ejecución de estrategias que impulsen el desarrollo del sector minero, por lo que en conjunto con el Ejecutivo Nacional otorga, asesora y orienta a los pequeños mineros con el objeto de fortalecer su formación técnica y mejorar sus condiciones laborales, sociales, económicas y educativas.

La Fundación orientará sus esfuerzos a regularizar la situación de los pequeños mineros e indígenas mediante la incorporación de dicho grupo de la población a la vida nacional, mediante el desarrollo de las políticas dirigidas a producir un cambio radical en la situación económica y social de los mineros e indígenas existentes en la zona de explotación de minerales preciosos de los distintas sectores del Estado Bolívar, haciendo énfasis en programas de reforestación y recuperación de las áreas degradadas, así como también, trabajar en armonía con los objetivos del Proyecto Nacional Simón Bolívar- Primer Plan Socialista 2007-2013 y en coordinación con los organismos que tienen relación con la materia, entre ellos la empresa CVG Productos Forestales de Oriente C.A., (CVG PROFORCA) y el Ministerio del Poder Popular para el Ambiente.

En este sentido, los recursos con los cuales la Fundación financiará su proyecto de presupuesto 2012 alcanzan a Bs. 4.292.894, donde Bs. 3.065.964 provienen de la transferencia corriente del Ejecutivo Nacional, asignada a través del Despacho de la Presidencia Bs. 2.765.964 y del Ministerio del Poder Popular para las Industrias Básicas y Minería Bs. 300.000, el restante Bs. 1.226.130 por disminución de fuentes financieras.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad						
N.E.	Ppto.			Fem.	Masc.	Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
116.197	430048000	Nuevo modelo productivo socialista en las Industrias Básicas y su sector transformador	Empresa			2	2.557.131			2.557.131
116.196	430049000	Seguimiento y Control a la Gestión Operativa de Derechos Mineros	Título			20	4.985.089			4.985.089
116.160	430050000	Seguimiento, Control en la Gestión y Administración de Derechos Mineros	Permiso			50	4.524.056			4.524.056
116.087	430051000	Desarrollo de los equipos de voluntariado de los trabajadores y trabajadoras del MIBAM a favor de la ciudadanía	Trabajador(a)	60	40	100	17.027.377			17.027.377
116.085	430052000	Establecer un Nuevo Modelo Productivo Socialista en el Sector Forestal del País	Informe			1	2.295.321			2.295.321
116.082	430053000	Fortalecimiento de los procesos de fiscalización, seguimiento y control de la minería y sus actividades conexas	Instrumento			5	26.428.850			26.428.850
116.086	430054000	Plan de mantenimiento y adecuación de la plataforma tecnológica del Ministerio de Industrias Básicas y Minería	Servicio			17	1.610.885			1.610.885
	439999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			2.780.636.761	15.142.000	2.765.494.761		2.780.636.761
						TOTAL	74.570.709	2.765.494.761		2.840.065.470

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
430001000	Dirección y Coordinación de los Gastos de los Trabajadores	45.804.058			45.804.058
430002000	Gestión Administrativa	23.962.300			23.962.300
430003000	Previsión y Protección Social	231.564			231.564
	TOTAL	**69.997.922**			**69.997.922**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**204**	**211**	**23**	**438**	**10.339.407**	**476.344**	**10.815.751**
Alto Nivel y de Dirección	30	33	6	69	1.345.872		1.345.872
Profesional y Técnico	124	111	16	251	6.545.664	391.091	6.936.755
Personal Administrativo	38	8	1	47	947.254	37.544	984.798
Obrero	12	59		71	1.500.617	47.709	1.548.326
Personal Contratado			**47**	**47**	**1.680.000**		**1.680.000**
Personal Administrativo			47	47	1.680.000		1.680.000
TOTAL	**204**	**211**	**70**	**485**	**12.019.407**	**476.344**	**12.495.751**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	1	1	**2**	**92.554**
Obreros	1	1	2	92.554
Jubilados	2	1	**3**	**139.010**
Obreros	2	1	3	139.010
TOTAL	**3**	**2**	**5**	**231.564**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	98.683.042			98.683.042
4.02	Materiales, suministros y mercancías	3.484.157			3.484.157
4.03	Servicios no personales	15.864.302			15.864.302
4.04	Activos reales	751.560			751.560
4.07	Transferencias y donaciones	25.685.570	2.765.494.761		2.791.180.331
4.11	Disminución de pasivos	100.000			100.000
	TOTAL	**144.568.631**	**2.765.494.761**		**2.910.063.392**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	24.300.000	2.765.494.761		2.789.794.761
4.07.01.00.00	Transferencias y donaciones corrientes internas	24.300.000			24.300.000
4.07.01.03.00	Transferencias corrientes internas al sector público	24.300.000			24.300.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	23.300.000			23.300.000
	- A0199 Instituto Nacional de Geología y Minería (INGEOMIN)	23.000.000			23.000.000
	- A0428 Fundación Misión Piar	300.000			300.000
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.000.000			1.000.000
	- A1229 Compañia Nacional de las Industrias Básicas, C.A. (CONIBA)	1.000.000			1.000.000
4.07.03.00.00	Transferencias y donaciones de capital internas		2.765.494.761		2.765.494.761
4.07.03.03.00	Transferencias de capital internas al sector público		2.765.494.761		2.765.494.761
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros		2.765.494.761		2.765.494.761
	- A1232 Empresa de Producción Social Siderúrgica Nacional, C.A.		2.765.494.761		2.765.494.761

PROYECTO: COD. N.E: 116197 COD. PPTO: 430048000 Nuevo modelo productivo socialista en las Industrias Básicas y su sector transformador

UNIDAD DE MEDIDA: Empresa

CANTIDAD: Fem.(0) Mas.(0) Total(2)

ASIGNACIÓN PRESUPUESTARIA: 2.557.131

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Contribución a la construcción del nuevo modelo productivo

OBJETIVOS ESPECÍFICOS: Establecer una nueva estructura integrada por procesos productivos de las industrias básicas. Considerando como principal premisa los intereses del país, optimizando el uso de nuestros recursos naturales no renovables, potenciando al sector transformador nacional aprovechando su mayor capacidad instalada y talento humano que permita dar mayor valor agregado a las materias primas para producir bienes y servicios que satisfagan las necesidades sociales de la población de Venezuela, generando empleo y bienestar para el Estado

RESULTADO: Tener unas corporaciones que estén totalmente integradas en sus procesos productivos que permitan que el nuevo modelo productivo garantice el mayor valor agregado a las materias primas, fortaleciendo el desarrollo industrial del país, y que su fundamentación sea la satisfacción de las necesidades sociales de la población

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.206.472					2.206.472
4.02	Materiales, suministros y mercancías	33.296					33.296
4.03	Servicios no personales	317.363					317.363
	TOTAL	**2.557.131**					**2.557.131**

PROYECTO: COD. N.E: 116196 COD. PPTO: 430049000 Seguimiento y Control a la Gestión Operativa de Derechos Mineros

UNIDAD DE MEDIDA: Título

CANTIDAD: Fem.(0) Mas.(0) Total(20)

ASIGNACIÓN PRESUPUESTARIA: 4.985.089

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Promoción de la actividad minera sustentable

OBJETIVOS ESPECÍFICOS: Realizar seguimiento y control a la gestión operativa, económica y financiera de 20 titulares o beneficiarios de derechos mineros a los fines de generar información para el diseño de políticas que fortalezcan la actividad minera sustentable

RESULTADO: Beneficiarios de derechos mineros

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	4.365.892					4.365.892
4.02	Materiales, suministros y mercancías	122.863					122.863
4.03	Servicios no personales	496.334					496.334
	TOTAL	**4.985.089**					**4.985.089**

PROYECTO: COD. N.E: 116160 COD. PPTO: 430050000 Seguimiento, Control en la Gestión y Administración de Derechos Mineros

UNIDAD DE MEDIDA: Permiso

CANTIDAD: Fem.(0) Mas.(0) Total(50)

ASIGNACIÓN PRESUPUESTARIA: 4.524.056

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Promoción de la actividad minera sustentable

OBJETIVOS ESPECÍFICOS: Optimizar los procesos de tramitación, seguimiento y control a todas las solicitudes de Derecho Minero; tales como: autorizaciones de explotación para el ejercicio de la pequeña minería, otorgamiento de concesiones mineras, asignaciones directas a empresas del estado, y registro de comerciantes de minerales, a través de la organización, actualización y ubicación de la información para gestionar y revisar oportunamente la permisología ambiental de los derechos mineros otorgados, la actualización del catastro minero nacional, llevar el control de los inventarios de bienes afectos a los Derechos Mineros y brindar la asistencia técnica-financiera a proyectos mineros, en el marco de la Ley de Minas y su Reglamento General

RESULTADO: Respuestas oportunas en la gestión y administración de Derechos Mineros

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	4.292.543					4.292.543
4.02	Materiales, suministros y mercancías	76.313					76.313
4.03	Servicios no personales	155.200					155.200
	TOTAL	**4.524.056**					**4.524.056**

PROYECTO: COD. N.E: 116087 COD. PPTO: 430051000 Desarrollo de los equipos de voluntariado de los trabajadores y trabajadoras del MIBAM a favor de la ciudadanía

UNIDAD DE MEDIDA: Trabajador(a)

CANTIDAD: Fem.(60) Mas.(40) Total(100)

ASIGNACIÓN PRESUPUESTARIA: 17.027.377

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Desarrollo de la nueva institucionalidad rumbo al Socialismo del Siglo XXI

OBJETIVOS ESPECÍFICOS: Establecer actividades orientadas al fortalecimiento social y comunal a través de la conformación de equipos de voluntariados de trabajadores y trabajadoras del MIBAM

RESULTADO: Equipo de participación voluntaria de 100 trabajadores y/o trabajadoras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	16.742.761					16.742.761
4.02	Materiales, suministros y mercancías	42.176					42.176
4.03	Servicios no personales	242.440					242.440
	TOTAL	**17.027.377**					**17.027.377**

PROYECTO: COD. N.E: 116085 COD. PPTO: 430052000 Establecer un Nuevo Modelo Productivo Socialista en el Sector Forestal del País

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 2.295.321

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Contribución a la construcción del nuevo modelo productivo

OBJETIVOS ESPECÍFICOS: Generar las Políticas en materia de industria forestal nacional para promover el establecimiento de un nuevo modelo productivo a través de la planificación, coordinación, seguimiento y control para el apalancamiento de esta industria, y así contribuir al mejor aprovechamiento de los recursos forestales, de plantaciones o bosques nativos, bajo el criterio de sustentabilidad y desarrollo económico armónico con la naturaleza

RESULTADO: Informe de Diagnóstico del Sector Industrial Maderero Nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.180.842					2.180.842
4.02	Materiales, suministros y mercancías	11.759					11.759
4.03	Servicios no personales	102.720					102.720
	TOTAL	**2.295.321**					**2.295.321**

PROYECTO: COD. N.E: 116082 COD. PPTO: 430053000 Fortalecimiento de los procesos de fiscalización, seguimiento y control de la minería y sus actividades conexas

UNIDAD DE MEDIDA: Instrumento

CANTIDAD: Fem.(0) Mas.(0) Total(5)

ASIGNACIÓN PRESUPUESTARIA: 26.428.850

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Promoción de la actividad minera sustentable

OBJETIVOS ESPECÍFICOS: Instrumentar 5 mecanismos que optimicen los procesos medulares y trámites administrativos que realiza la Dirección General de Fiscalización y Control Minero, para ejercer eficientemente la fiscalización, seguimiento y control sobre la minería y sus actividades conexas, como parte del plan de fortalecimiento de la Dirección y de sus Inspectorías Técnicas Regionales y Fiscales adscritas

RESULTADO: Mecanismos que fortalecerán los procesos de fiscalización, seguimiento y control de la minería y sus actividades conexas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	23.240.474					23.240.474
4.02	Materiales, suministros y mercancías	1.056.704					1.056.704
4.03	Servicios no personales	1.665.442					1.665.442
4.04	Activos reales	466.230					466.230
	TOTAL	**26.428.850**					**26.428.850**

PROYECTO: COD. N.E: 116086 COD. PPTO: 430054000 Plan de mantenimiento y adecuación de la plataforma tecnológica del Ministerio de Industrias Básicas y Minería

UNIDAD DE MEDIDA: Servicio

CANTIDAD: Fem.(0) Mas.(0) Total(17)

ASIGNACIÓN PRESUPUESTARIA: 1.610.885

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Fortalecimiento tecnológico e innovativo de las industrias básicas y minería

OBJETIVOS ESPECÍFICOS: Ejecutar el plan de optimización de la plataforma tecnológica de Ministerio de Industrias Básicas y Minería, mediante el mantenimiento y la adecuación de los recursos informáticos que garanticen un nivel óptimo de operatividad y desempeño en el manejo de la información a nivel nacional para el año 2012

RESULTADO: Servicios para el mejoramiento de la Plataforma Tecnológica

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	86.035					86.035
4.03	Servicios no personales	1.349.520					1.349.520
4.04	Activos reales	175.330					175.330
	TOTAL	**1.610.885**					**1.610.885**

PROYECTO: COD. PPTO: 439999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(2.780.636.761)

ASIGNACIÓN PRESUPUESTARIA: 2.780.636.761

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Establecer el Modelo Productivo en el Sector de Industrias Básicas y Minería

OBJETIVOS ESPECÍFICOS: Apoyar el funcionamiento del Instituto Nacional de Geología y Minería (INGEOMIN), de la Fundación Misión Piar, de la Compañía Nacional de las Industrias Básicas, C.A. (CONIBA) y el aporte de capital de la Ley Especial de Endeudamiento Anual 2012 de la Empresa de Producción Social Siderúrgica Nacional, C.A.

RESULTADO: Transferencia

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	15.142.000	2.765.494.761				2.780.636.761
	A1232 Empresa de Producción Social Siderúrgica Nacional, C.A.						
	- 37659 Diseño, Construcción y Operación de un Complejo Siderúrgico		2.765.494.761				2.765.494.761
	- Resto de Fuentes de Financiamiento	15.142.000					15.142.000
	TOTAL	**15.142.000**	**2.765.494.761**				**2.780.636.761**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	15.142.000	2.765.494.761				2.780.636.761
4.07.01.00.00	Transferencias y donaciones corrientes internas	15.142.000					15.142.000
4.07.01.03.00	Transferencias corrientes internas al sector público	15.142.000					15.142.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	14.442.000					14.442.000
	– A0199 Instituto Nacional de Geología y Minería (INGEOMIN)	14.142.000					14.142.000
	– A0428 Fundación Misión Piar	300.000					300.000
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	700.000					700.000
	– A1229 Compañía Nacional de las Industrias Básicas, C.A.	700.000					700.000
4.07.03.00.00	Transferencias y donaciones de capital internas		2.765.494.761				2.765.494.761
4.07.03.03.00	Transferencias de capital internas al sector público		2.765.494.761				2.765.494.761
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros		2.765.494.761				2.765.494.761
	– A1232 Empresa de Producción Social Siderúrgica Nacional, C.A.		2.765.494.761				2.765.494.761

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	45.654.058					45.654.058
4.03	Servicios no personales	150.000					150.000
	TOTAL	**45.804.058**					**45.804.058**

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	2.055.011					2.055.011
4.03	Servicios no personales	11.385.283					11.385.283
4.04	Activos reales	110.000					110.000
4.07	Transferencias y donaciones	10.312.006					10.312.006
4.11	Disminución de pasivos	100.000					100.000
	TOTAL	**23.962.300**					**23.962.300**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	9.158.000					9.158.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	9.158.000					9.158.000
4.07.01.03.00	Transferencias corrientes internas al sector público	9.158.000					9.158.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	8.858.000					8.858.000
	– A0199 Instituto Nacional de Geología y Minería (INGEOMIN)	8.858.000					8.858.000
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	300.000					300.000
	– A1229 Compañía Nacional de las Industrias Básicas, C.A. (CONIBA)	300.000					300.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	231.564					231.564
	TOTAL	**231.564**					**231.564**

44

Ministerio del Poder Popular para el Turismo

MINISTERIO DEL PODER POPULAR PARA EL TURISMO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Ministerio del Poder Popular para el Turismo enmarca su política presupuestaria principalmente en la Constitución de la República Bolivariana de Venezuela, en los Lineamientos Generales del Plan de Desarrollo Económico y Social de la Nación 2007 – 2013, y en lo establecido en el Decreto con Rango, Valor y Fuerza de Ley Orgánica de Turismo.

Basados en los instrumentos legales, anteriormente identificados, el Ministerio del Poder Popular para el Turismo, formuló los proyectos a desarrollar durante el año 2012 con el objeto de promover, organizar y regular la actividad turística y la organización y funcionamiento del Sistema Turístico Nacional, como factores estratégicos de diversificación socioeconómica y desarrollo sustentable del país, mediante la creación de normas que garanticen la orientación, fomento, desarrollo, coordinación y control de la actividad, el estableciendo los mecanismos de concertación, cooperación, asistencia y solidaridad de los órganos y entes de la Administración Pública e instituciones privadas, orientados al desarrollo, participación y protagonismo de las comunidades, logrando así una actividad turística basada en los principios de justicia social, equidad, no discriminación, solidaridad, protección del ambiente y productividad.

El Presupuesto para el año 2012 del Ministerio del Poder Popular para el Turismo asciende a la cantidad de Bs. 158.034.862 destinando a las acciones centralizadas Bs. 147.043.584, y a los proyectos turísticos, bajo las directrices de Modelo Productivo Socialista, Suprema Felicidad Social, Nueva Geopolítica Nacional y Democracia Protagónica Revolucionaria, la cantidad de Bs. 10.991.278, para la ejecución de los siguientes proyectos:

- Consolidación de las Estadísticas Turísticas
- Optimización de la Plataforma Tecnológica
- Plan de Difusión Turística
- Fortalecimiento del Plan de Calidad Turística
- Plan de Fortalecimiento y uso del Patrimonio Turístico Nacional
- Plan Nacional de Registro, Evaluación y Control de Prestadores de Servicios Turísticos
- Administración de las Zonas de Interés Turística, Fomento y Desarrollo de la Inversión Turística Nacional
- Ampliación y Fortalecimiento del Programa de Turismo Solidario
- Turismo Comunal

Entre los organismos adscritos al Ministerio del Poder Popular para el Turismo se encuentran:

Instituto Nacional de Turismo (INATUR)

Tiene como objeto la capacitación, sensibilización y formación de las ciudadanas y ciudadanos para el desarrollo del turismo, atendiendo especialmente aquellas actividades educativas que procuren el desarrollo y fortalecimiento de las comunidades organizadas, la promoción turística nacional, apoyándose para ello en los Fondos Mixtos de Turismos que se encuentran distribuidos a nivel estadal, así como también en el exterior, a fin de promocionar a la República Bolivariana de Venezuela como destino Turístico. Para estos fines, la recaudación del 1% que se le realizan los Prestadores de Servicios como contribuciones especiales, constituye su única fuente de ingreso.

Colegio Universitario Hotel Escuela de los Andes Venezolano (CUHELAV)

Conscientes que el turismo debe ser un instrumento de inclusión social y una oportunidad para diversificar y ampliar la fuentes de ingresos, para lo cual se debe prestar un servicio de calidad, con personal altamente calificado en las diversas áreas de la actividad turística, el Colegio Universitario Hotel Escuela de los Andes Venezolano, especializado en la formación de profesionales en el área de Hotelería y Servicios de la Hospitalidad, capacitación en diferentes áreas de la hotelería e idiomas, con la ejecución del proyecto denominado Plan de Formación Integral Universitario Turístico, se pretende incrementar el recurso humano altamente capacitado.

Superintendencia Nacional de Actividades Hípicas (SUNAHIP)

En cumplimiento de lo establecido en el Decreto con Rango y Fuerza de Ley que Suprime y Liquida el Instituto Nacional de Hipódromos y Regula las Actividades Hípicas, la Superintendencia Nacional de Actividades Hípicas, pretende incrementar la supervisión y control de los juegos hípicos, el registro y control equino y el otorgamiento de licencias a nuevas licenciatarias del sistema mutualista de juego y apuestas hípicas.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2012
113.624	440058000	Turismo Comunal	Comunidad			48	550.000			550.000
113.621	440059000	Ampliación y Fortalecimiento del Programa de Turismo Solidario	Persona Beneficiada			1.500.000	818.334			818.334
113.617	440060000	Plan Nacional de Registro, Evaluación y Control de Prestadores de Servicios Turísticos	Matricula			2.000	450.000			450.000
113.619	440061000	Administración de Zonas de Interés Turístico	Plan			9	600.000			600.000
113.616	440062000	Plan para el Fortalecimiento y Uso del Patrimonio Turístico Nacional	Acción			4	380.000			380.000
113.659	440063000	Fomento y Desarrollo de la Inversión Turística	Proyecto			119	400.000			400.000
113.566	440064000	Optimización de la Plataforma Tecnológica	Sistema			1	627.978			627.978
113.688	440065000	Plan de Difusión Turística	Campaña publicitaria			4	800.000			800.000
113.559	440066000	Consolidación de las Estadísticas Turísticas	Informe			60	1.600.000			1.600.000
113.604	440067000	Fortalecimiento del Plan Nacional de Calidad Turística	Documento			54	396.665			396.665
	449999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			4.368.301	4.368.301			4.368.301
		TOTAL					**10.991.278**			**10.991.278**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
440001000	Dirección y Coordinación de los Gastos de los Trabajadores	105.128.943			105.128.943
440002000	Gestión Administrativa	29.842.965			29.842.965
440003000	Previsión y Protección Social	12.071.676			12.071.676
	TOTAL	**147.043.584**			**147.043.584**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**133**	**204**		**337**	**7.692.080**	**1.833.280**	**9.525.360**
Altos Funcionarios y de Elección Popular		1		1	25.242		25.242
Alto Nivel y de Dirección	17	22		39	807.980		807.980
Profesional y Técnico	41	16		57	1.554.646	706.876	2.261.522
Personal Administrativo	9			9	206.840	65.808	272.648
Obrero	66	165		231	5.097.372	1.060.596	6.157.968
Personal Contratado	**157**	**137**		**294**	**8.485.938**		**8.485.938**
Profesional y Técnico	114	77		191	6.506.158		6.506.158
Personal Administrativo	43	60		103	1.979.780		1.979.780
TOTAL	**290**	**341**		**631**	**16.178.018**	**1.833.280**	**18.011.298**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	19	13	**32**	**2.086.620**
Empleados	19	13	32	2.086.620
Jubilados	50	79	**129**	**9.985.056**
Empleados	50	79	129	9.985.056
TOTAL	**69**	**92**	**161**	**12.071.676**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	104.881.680			104.881.680
4.02	Materiales, suministros y mercancías	5.611.786			5.611.786
4.03	Servicios no personales	26.512.034			26.512.034
4.04	Activos reales	522.202			522.202
4.07	Transferencias y donaciones	18.850.542			18.850.542
4.08	Otros gastos	56.618			56.618
4.11	Disminución de pasivos	1.600.000			1.600.000
	TOTAL	**158.034.862**			**158.034.862**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	4.368.301			4.368.301
4.07.01.00.00	Transferencias y donaciones corrientes internas	4.368.301			4.368.301
4.07.01.03.00	Transferencias corrientes internas al sector público	4.368.301			4.368.301
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.368.301			4.368.301
	- A0943 Colegio Universitario Hotel Escuela de los Andes Venezolanos (CUHELAV)	4.368.301			4.368.301

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	1.192.632			1.192.632
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	1.192.632			1.192.632
4.07.02.01.00	Transferencias corrientes al exterior	1.192.632			1.192.632
4.07.02.01.04	Transferencias corrientes a organismos internacionales	1.192.632			1.192.632
	- I0235 Organización Mundial del Turismo (OMT)	419.922			419.922
	- I0236 Organización Turística del Caribe (OTC)	772.710			772.710

PROYECTO: COD. N.E: 113624 COD. PPTO: 440058000 Turismo Comunal

UNIDAD DE MEDIDA: Comunidad

CANTIDAD: Fem.(0) Mas.(0) Total(48)

ASIGNACIÓN PRESUPUESTARIA: 550.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Consolidar el Desarrollo Endógeno, Sustentable del Turismo.

OBJETIVOS ESPECÍFICOS: Implantar Empresas de Propiedad Social Comunal en sus modalidades Directa, Indirecta y Unidades Productivas Familiares.

RESULTADO: Implantar (48) Empresas de Producción Social Comunal (EPS) en sus modalidades Directa, Indirecta y Unidades Productivas Familiares, bajo un modelo de gestión basado en relaciones socialistas de producción, valores democráticos de justicia y solidaridad en aras del fortalecimiento de las capacidades comunitarias para la incorporación del pueblo organizado como Patrimonio Turístico Social (PTS).

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	89.000					89.000
4.03	Servicios no personales	461.000					461.000
	TOTAL	**550.000**					**550.000**

PROYECTO: COD. N.E: 113621 COD. PPTO: 440059000 Ampliación y Fortalecimiento del Programa de Turismo Solidario

UNIDAD DE MEDIDA: Persona Beneficiada

CANTIDAD: Fem.(0) Mas.(0) Total(1.500.000)

ASIGNACIÓN PRESUPUESTARIA: 818.334

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Contribuir a la inclusión de la población al disfrute de los atractivos y patrimonio turísticos nacionales.

OBJETIVOS ESPECÍFICOS: Aumentar el porcentaje de atención de población objeto de la politica de Turismo Social, a través de la implementación de mecanismos estructurales que permitan el incremento progresivo de la inclusión de la población de menos ingresos al disfrute turístico, hasta la satisfacción permanente de la necesidad de recreación, esparcimiento y sano aprovechamiento del tiempo libre como condición indispensable para alcanzar el Buen Vivir.

RESULTADO: Políticas de turismo social con mecanismos estructurales que permitan la atención del 15 % de la población objeto, bajo las distintas modalidades de implementación del programa de turismo solidario.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	235.000					235.000
4.03	Servicios no personales	583.334					583.334
	TOTAL	818.334					818.334

PROYECTO:	COD. N.E: 113617 COD. PPTO: 440060000 Plan Nacional de Registro, Evaluación y Control de Prestadores de Servicios Turísticos
UNIDAD DE MEDIDA:	Matricula
CANTIDAD:	Fem.(0) Mas.(0) Total(2.000)
ASIGNACIÓN PRESUPUESTARIA:	450.000
DIRECTRIZ ESTRATÉGICA:	Establecimiento de un Modelo Productivo Socialista
OBJETIVO ESTRATÉGICO:	Identificación de los prestadores de servicios turísticos a nivel nacional, para su respectivo registro y control.
OBJETIVOS ESPECÍFICOS:	Registrar y controlar a los prestadores de servicios turísticos a nivel nacional, a través de la inscripción, evaluación, inspección y regulación.
RESULTADO:	Registro turístico nacional en el cual estén inscritos la totalidad de los prestadores de servicios turísticos, que sirva de base para el otorgamiento de licencias de funcionamiento, así como la verificación del acatamiento de las normas legales vigentes.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	142.000					142.000
4.03	Servicios no personales	308.000					308.000
	TOTAL	**450.000**					**450.000**

PROYECTO: COD. N.E: 113619 COD. PPTO: 440061000 Administración de Zonas de Interés Turístico

UNIDAD DE MEDIDA: Plan

CANTIDAD: Fem.(0) Mas.(0) Total(9)

ASIGNACIÓN PRESUPUESTARIA: 600.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Profundizar la cohesión y la equidad socio-territorial, para favorecer el desarrollo turístico nacional y elevar la calidad de vida de las comunidades.

OBJETIVOS ESPECÍFICOS: Establecer las directrices para el desarrollo de usos y actividades en las Zonas de Interés Turísticos, mediante estudios e instrumentos de planificación y gestión, que orienten la inversión para ejercer la administración efectiva de estos espacios.

RESULTADO: Estudios e instrumentos de planificación para las áreas bajo régimen de administración especial, en la figura de Zonas de Interés Turístico.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancias	145.000					145.000
4.03	Servicios no personales	455.000					455.000
	TOTAL	**600.000**					**600.000**

PROYECTO: COD. N.E: 113616 COD. PPTO: 440062000 Plan para el Fortalecimiento y Uso del Patrimonio Turístico Nacional

UNIDAD DE MEDIDA: Acción

CANTIDAD: Fem.(0) Mas.(0) Total(4)

ASIGNACIÓN PRESUPUESTARIA: 380.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Desarrollar la actividad turística con un enfoque sustentable, donde los ciudadanos y ciudadanas tengan una participación activa y corresponsable, afianzando la soberanía nacional y la diversidad cultural.

OBJETIVOS ESPECÍFICOS: La identificación, difusión y ejecución de acciones de sensibilización sobre el uso, conservación y disfrute del patrimonio turístico natural y cultural.

RESULTADO: Consolidación de la gestión institucional para fortalecer el patrimonio natural y cultural nacional, bajo los criterios del desarrollo sostenible.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	96.000					96.000
4.03	Servicios no personales	284.000					284.000
	TOTAL	**380.000**					**380.000**

PROYECTO:	COD. N.E: 113659 COD. PPTO: 440063000 Fomento y Desarrollo de la Inversión Turística
UNIDAD DE MEDIDA:	Proyecto
CANTIDAD:	Fem.(0) Mas.(0) Total(119)
ASIGNACIÓN PRESUPUESTARIA:	400.000
DIRECTRIZ ESTRATÉGICA:	Establecimiento de un Modelo Productivo Socialista
OBJETIVO ESTRATÉGICO:	Fortalecimiento de la inversión turística en el país, apuntando hacia la conversión de Venezuela en una auténtica potencia turística, en el marco del modelo económico sustentable, equitativo y endógeno.
OBJETIVOS ESPECÍFICOS:	Equilibrar el porcentaje proporcional del financiamiento crediticio público y elevar el número de proyectos financiados, además de desarrollar acciones que contribuyan a estimular la inversión turística.
RESULTADO:	Incrementar las posibilidades de inversión en el sector turismo, a través de la gestión de créditos a los prestadores de servicios turísticos y/o emprendedores turísticos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	97.000					97.000
4.03	Servicios no personales	303.000					303.000
	TOTAL	**400.000**					**400.000**

PROYECTO: COD. N.E: 113566 COD. PPTO: 440064000 Optimización de la Plataforma Tecnológica

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 627.978

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Facilitar los mecanismos para el desarrollo del turismo, mediante la inversión pública y privada, el fomento de una cultura y la participación protagónica de los integrantes del sector.

OBJETIVOS ESPECÍFICOS: Incrementar la capacidad de procesamiento, almacenamiento, disponibilidad y seguridad de la plataforma tecnológica para mejorar la gestión de la institución y sus entes adscritos.

RESULTADO: Una plataforma tecnológica apta para cubrir las demandas y trámites del sector.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	127.978					127.978
4.04	Activos reales	500.000					500.000
	TOTAL	**627.978**					**627.978**

PROYECTO: COD. N.E: 113688 COD. PPTO: 440065000 Plan de Difusión Turística

UNIDAD DE MEDIDA: Campaña publicitaria

CANTIDAD: Fem.(0) Mas.(0) Total(4)

ASIGNACIÓN PRESUPUESTARIA: 800.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Consolidar y diversificar las estrategias y politicas comunicacionales para la difusión de la gestión turística.

OBJETIVOS ESPECÍFICOS: Proyectar la gestión turística desarrollada, a través de los proyectos y acciones que se adelantan a nivel nacional.

RESULTADO: Diseño, elaboración y ejecución de campañas de difusión e información, revistas institucionales, así como el levantamiento y producción de programas, micros y documentales que permitan dar a conocer a Venezuela como destino turístico.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancias	74.000					74.000
4.03	Servicios no personales	726.000					726.000
	TOTAL	**800.000**					**800.000**

PROYECTO: COD. N.E: 113559 COD. PPTO: 440066000 Consolidación de las Estadísticas Turísticas

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(60)

ASIGNACIÓN PRESUPUESTARIA: 1.600.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Estudio y análisis de informes estadísticos sobre la actividad turística.

OBJETIVOS ESPECÍFICOS: Brindar información oportuna y veraz en un sistema único de estadísticas, que tenga por objeto constituirse en un instrumento eficaz para el diseño de políticas.

RESULTADO: Encuestas de turismo a pasajeros en cruceros, encuestas de turismo receptivo en los aeropuertos Simón Bolívar y Santiago Mariño, encuestas en sitios de interés turístico, encuestas de turismo interno e investigaciones que caractericen las expectativas recreacionales y culturales de los visitantes.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	40.640					40.640
4.03	Servicios no personales	1.559.360					1.559.360
	TOTAL	**1.600.000**					**1.600.000**

PROYECTO: COD. N.E: 113604 COD. PPTO: 440067000 Fortalecimiento del Plan Nacional de Calidad Turística

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(54)

ASIGNACIÓN PRESUPUESTARIA: 396.665

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Posicionamiento de Venezuela como destino turístico de calidad.

OBJETIVOS ESPECÍFICOS: Implantar las normas técnicas y reglamentos de uso que permitirán el fortalecimiento de la calidad turística.

RESULTADO: Reglamentos Técnicos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	8.500					8.500
4.03	Servicios no personales	388.165					388.165
	TOTAL	396.665					396.665

PROYECTO: COD. PPTO: 449999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(4.368.301)

ASIGNACIÓN PRESUPUESTARIA: 4.368.301

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Garantizar los recursos financieros para asegurar la ejecución de los proyectos turísticos

OBJETIVOS ESPECÍFICOS: Garantizar los recursos financieros para asegurar la ejecución de los proyectos turísticos

RESULTADO: Transferencias

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	4.368.301					4.368.301
	TOTAL	4.368.301					4.368.301

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	4.368.301					4.368.301
4.07.01.00.00	Transferencias y donaciones corrientes internas	4.368.301					4.368.301
4.07.01.03.00	Transferencias corrientes internas al sector público	4.368.301					4.368.301
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.368.301					4.368.301
	- A0943 Colegio Universitario Hotel Escuela de los Andes Venezolanos (CUHELAV)	4.368.301					4.368.301

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	104.881.680					104.881.680
4.03	Servicios no personales	247.263					247.263
	TOTAL	105.128.943					105.128.943

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	4.684.646					4.684.646
4.03	Servicios no personales	21.068.934					21.068.934
4.04	Activos reales	22.202					22.202
4.07	Transferencias y donaciones	2.410.565					2.410.565
4.08	Otros gastos	56.618					56.618
4.11	Disminución de pasivos	1.600.000					1.600.000
	TOTAL	29.842.965					29.842.965

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	1.192.632					1.192.632
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	1.192.632					1.192.632
4.07.02.01.00	Transferencias corrientes al exterior	1.192.632					1.192.632
4.07.02.01.04	Transferencias corrientes a organismos internacionales	1.192.632					1.192.632
	- I0235 Organización Mundial del Turismo (OMT)	419.922					419.922
	- I0236 Organización Turística del Caribe (OTC)	772.710					772.710

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	12.071.676					12.071.676
	TOTAL	**12.071.676**					**12.071.676**

45

Ministerio del Poder Popular para la Energía y Petróleo

MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA Y PETRÓLEO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Ministerio del Poder Popular para la Energía y Petróleo, para el año 2012 impulsará su política energética y de hidrocarburos a través de los Viceministerios de Hidrocarburos y Petroquímica, a fin de garantizar la continuidad del Proyecto Nacional Simón Bolívar – Primer Plan Socialista PPS, que en una visión de soberanía combina esfuerzos para optimizar la utilización de sus recursos energéticos naturales con miras a que Venezuela se constituya en una Potencia Energética Mundial.

SUB-SECTOR HIDROCARBUROS:

Es competencia del Viceministerio de Hidrocarburos la definición de lineamientos que contribuyan a la ejecución de las Líneas Generales del Proyecto Nacional Simón Bolívar - Primer Plan Socialista PPS – 2007-2013; así mismo la determinación y seguimiento de los lineamientos políticos relacionados con el desenvolvimiento de todas las actividades vinculadas con el desarrollo y aprovechamiento de los recursos de hidrocarburos existentes en el país y en particular los referentes a la industria petrolera y gasífera.

Este Viceministerio solicitará recursos financieros basándose en los criterios de máxima eficiencia económica y social, aprovechamiento, optimización y racionalización del gasto, con la finalidad de dar cumplimiento a los planes y objetivos propuestos por el Gobierno Nacional, en materia de energía.

En función de lo anteriormente expuesto, para el año 2012 las Direcciones adscritas al Viceministerio de Hidrocarburos han considerado solicitar recursos para el logro de los siguientes objetivos:

- Asegurar el desarrollo de proyectos de infraestructura y asignación de los distintos recursos y materias primas de hidrocarburos en función de la seguridad energética de la nación, en el corto, mediano y largo plazo.
- Garantizar la máxima valorización estratégica de los hidrocarburos originales (crudo extra pesado y gas) y derivados (crudo mejorado, coque y productos) de la explotación de la Faja Petrolífera del Orinoco, generando las políticas públicas requeridas de valorización y asignación de materias primas de hidrocarburos que sean requeridas.
- Asegurar el desarrollo de la capacidad de transformación y manufactura de los hidrocarburos en función tanto de la valorización estratégica de los mismos, como del abastecimiento prioritario del mercado interno.
- Impulsar el desarrollo industrial en la cadena de valor de los hidrocarburos, particularmente en lo relacionado con la actividad industrial de manufactura de combustibles (refinación), así como también de la actividad industrial de transformación petroquímica con base en gas natural, carbón y refinación, promoviendo el desarrollo endógeno y la participación nacional a través de unidades de producción socialista.
- Asegurar el continuo levantamiento de datos asociados a las actividades de industrialización de los hidrocarburos con el fin de generar la información requerida para conceptualizar, diseñar y mantener la base de datos estadísticos que contribuyan al proceso de toma decisiones dentro del sector de su competencia.
- Impulsar el desarrollo del Mercado Interno de los Hidrocarburos, sobre la base de considerar este mercado bajo regulación Estatal por su condición de bien estratégico de primera necesidad.

- Asegurar para la Nación y el pueblo el pleno control político, económico y social de las actividades contenidas en la cadena de valor de los hidrocarburos.
- Garantizar el adecuado desempeño tecnológico asociado con las actividades de la cadena de valor de los hidrocarburos, fomentando el desarrollo productivo, social y endógeno de la tecnología en el país.
- Generar un adecuado protocolo de asignación de derechos de explotación de hidrocarburos, con el fin de optimizar la estrategia de explotación de los yacimientos y apuntalar la participación nacional.
- Asegurar la maximización del recobro de los hidrocarburos de los yacimientos, de tal manera que se mantenga el nivel adecuado de energía de los mismos en el subsuelo, de acuerdo con sus condiciones de explotación acompañado con la oportuna generación de la actividad de recuperación secundaria cuando sea necesario.
- Asegurar la capacidad para planificar, regular, fiscalizar e inspeccionar de manera eficiente y efectiva todas las actividades de hidrocarburos y limitar de esta manera al mínimo operacional ineludible las pérdidas de hidrocarburos, tanto físicas como contables.
- Asegurar los parámetros adecuados en la estructura de las fórmulas de precios de hidrocarburos con fines de recaudación fiscal en los distintos mercados de petróleo a nivel internacional donde se realiza el valor del los hidrocarburos extraídos, de tal manera que exista una mínima desviación entre la valorización que otorga el mercado y la que refleja la fórmula fiscal a nivel de campo de producción.
- Asegurar la ejecución oportuna, eficiente y efectiva de las acciones administrativas requeridas para una pronta recaudación de las regalías.

SUB-SECTOR REFINACIÓN Y PETROQUÍMICA:

El Ministerio del Poder Popular para la Energía y Petróleo tiene entre sus funciones la formulación, regulación y seguimiento de las políticas, la planificación, vigilancia, inspección y fiscalización de las actividades de los sectores de refinación de petróleo, fraccionamiento de líquidos del gas natural, petroquímico, carboquímico, similares y conexos, además de la fijación de los precios de los productos derivados de la refinación y la petroquímica. En este sentido, este Despacho orientará su política de gastos para el año 2012 sobre los siguientes aspectos:

REFINACIÓN

- Elaborar un módulo en el sistema Araguaney, para el cálculo del costo marginal de desarrollo a largo plazo de los líquidos del Gas Natural.
- Elaborar un módulo en el sistema Araguaney, para el cálculo del costo marginal de desarrollo a largo plazo de las corrientes de refinación.
- Elaborar sistemas de información para la integración de los sistemas de Refinación, Líquidos del Gas Natural y Petroquímica.

PETROQUÍMICA

- Asegurar y velar por el uso eficiente y racional de los fertilizantes en Venezuela a través del diseño del Plan Maestro de Mezclas Físicas de Fertilizantes.
- Desarrollar Indicadores para Evaluar la Sustentabilidad de Proyectos Petroquímicos a Nivel Nacional.
- Crear el Registro Nacional de Empresas Petroquímicas (RENEPET)

Para el año 2012, el Despacho tiene previsto otorgar transferencias a los entes y organismos adscritos, mencionados a continuación:

ENTE NACIONAL DEL GAS (ENAGAS):

Este organismo tiene como misión promover el desarrollo de todas las fases de la industria de los hidrocarburos gaseosos y regular las actividades de transporte, distribución y comercialización del gas natural para coadyuvar en la coordinación y salvaguarda de dichas actividades, asignándole recursos ordinarios por Bs. 15.200.000 para el cumplimiento de sus objetivos.

FUNDACIÓN ORO NEGRO:

La fundación tiene como objetivo principal, planificar, desarrollar, organizar y realizar programas, proyectos sociales, educativos, micro asistenciales, deportivos y culturales; dirigidos a los sectores más desposeídos; así como también mejorar la calidad de vida de los trabajadores activos, jubilados y pensionados del Ministerio del Poder Popular para la Energía y Petróleo y sus entes adscritos.

Para el ejercicio fiscal 2012, el Ministerio le transferirá recursos ordinarios por el orden de Bs. 18.616.106.

FUNDACIÓN GUARDERÍA INFANTIL DEL MINISTERIO DE ENERGÍA Y MINAS "LA ALQUITRANA":

La fundación "La Alquitrana" presta servicios de guardería infantil a los hijos en edad preescolar de los trabajadores al servicio del Ministerio y las comunidades adyacentes; así como, procurar una preparación adecuada en el nivel preescolar para facilitar el ingreso a los distintos niveles educativos sistemáticos de la educación básica; para lo cual se le han asignado recursos ordinarios por Bs. 12.056.356.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad						
N.E.	Ppto.			Fem.	Masc.	Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
115.657	450223000	Creación del Registro Nacional de Empresas Petroquímicas	Empresa Certificada			5.000	62.798			62.798
115.677	450224000	Elaboración y Publicación del Anuario Estadístico Petróleo y otros Datos Estadísticos (PODE) Edición 2011 (Publicación Oficial Anual del MPPEP)	Anuario			1	738.056			738.056
115.628	450225000	Determinar Precios y Valor de los Hidrocarburos 2012, así como Recopilar y Sistematizar Estadísticas del Sector Hidrocarburos	Informe			399	1.724.421			1.724.421
115.528	450226000	Diseño, Desarrollo e Implementación de un Sistema de Información Geoenergética que Permita el Análisis de la Distribución, Usos y Disposición de los Recursos Energéticos de la Nación	Sistema de Información			1	1.415.069			1.415.069
115.533	450227000	Desarrollo de Indicadores para Evaluar la Sustentabilidad de Proyectos Petroquímicos a Nivel Nacional	Informe Técnico			1	63.323			63.323
115.504	450228000	Desarrollo de la Metodología de Planificación, Seguimiento y Control de la Transferencia Tecnológica en el Sector Hidrocarburos en el Marco de la Apropiación Social del Conocimiento	Documento			1	1.675.316			1.675.316
115.730	450229000	Inspección y Fiscalización de las Actividades Primarias en Materia de Hidrocarburos y Otras Conexas a través de las Direcciones Regionales	Inspección / Fiscalización			14.089	58.321.336			58.321.336
115.287	450230000	Plan Integral para el Mejoramiento de la Distribución del Servicio de Gas Licuado de Petróleo (GLP) en el Mercado Interno (FASE III)	Metro Cúbico			1.000	3.040.453			3.040.453
115.251	450231000	Reordenamiento del Mercado Interno de los Combustibles Líquidos y Gaseosos con la Incorporación del Gas Natural Vehicular (GNV) (FASE III)	Resolución			4	1.657.483			1.657.483
116.091	450232000	Definición de la Metodología y Elaboración de un Módulo en el Sistema Araguaney, para el Cálculo del Costo Marginal de Desarrollo a Largo Plazo de los Líquidos del Gas Natural	Sistema			1	161.095			161.095
115.616	450233000	Migración a la Distribución GNU/Linux CANAIMA de las Estaciones de Trabajo del MENPET	Servicio			408	3.708.485			3.708.485

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
115.365	450234000	Fortalecimiento del Sistema de Control Interno del MENPET Mediante el Control Posterior de las Operaciones Administrativas, Financieras, Técnicas y de Gestión en el Logro de los Planes Objetivos y Metas	Informe de Auditoria			34	2.893.183			2.893.183
115.745	450235000	Plan de Bienestar Social para los Trabajadores (as) del MENPET y sus Comunidades	Evento			145	3.832.729			3.832.729
116.095	450236000	Definición de la Metodología y Elaboración de un Módulo en el Sistema Araguaney, para el Cálculo del Costo Marginal de Desarrollo a Largo Plazo de las Corrientes de Refinación	Sistema			1	218.986			218.986
115.594	450237000	Apoyo Técnico y Administrativo a las Actividades Específicas de los Proyectos a ser Ejecutados por el Ministerio del Poder Popular para la Energía y Petróleo (2012)	Asesoría			33.140	138.544.353			138.544.353
115.529	450238000	Publicación de los Precios de Liquidación de Regalías, Impuestos, Tasas y/o Contribuciones del Sector Hidrocarburos	Publicación			4	648.346			648.346
115.117	450239000	Diseño del Plan Maestro de Mezclas Físicas para el Uso Eficiente y Racional de los Fertilizantes en el País	Informe Técnico			1	60.970			60.970
115.475	450240000	Estudio de Factibilidad del Aprovechamiento de los Cortes de Hidrocarburos Refinados con Fines no Energéticos Identificados en el Sistema de Refinación Nacional	Documento			1	1.897.321			1.897.321
115.535	450241000	Optimizar los Procesos de Seguimiento y Control de los Ingresos Fiscales del Sector Hidrocarburos	Informe Estadístico			12	1.048.604			1.048.604
	459999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			35.577.943	35.577.943			35.577.943
						TOTAL	257.290.270			257.290.270

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
450001000	Dirección y Coordinación de los Gastos de los Trabajadores	37.874.644			37.874.644
450002000	Gestión Administrativa	15.434.197			15.434.197
450003000	Previsión y Protección Social	60.570.071			60.570.071
	TOTAL	**113.878.912**			**113.878.912**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**900**	**1.138**	**583**	**2.621**	**61.026.143**	**24.004.360**	**85.030.503**
Altos Funcionarios y de Elección Popular		1		1	25.248		25.248
Alto Nivel y de Dirección	8	33	12	53	1.091.256		1.091.256
Profesional y Técnico	558	473	467	1.498	37.650.996	14.491.211	52.142.207
Personal Administrativo	170	143	76	389	7.314.876	3.205.153	10.520.029
Obrero	164	488	28	680	14.943.767	6.307.996	21.251.763
Personal Fijo a Tiempo Parcial	**7**	**3**	**3**	**13**	**184.392**	**106.371**	**290.763**
Personal Médico	7	3	3	13	184.392	106.371	290.763
TOTAL	**907**	**1.141**	**586**	**2.634**	**61.210.535**	**24.110.731**	**85.321.266**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	289	60	**349**	**17.558.785**
Empleados	289	60	349	17.558.785
Jubilados	287	400	**687**	**43.011.286**
Empleados	287	400	687	43.011.286
TOTAL	**576**	**460**	**1.036**	**60.570.071**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	247.085.400			247.085.400
4.02	Materiales, suministros y mercancías	5.101.577			5.101.577
4.03	Servicios no personales	10.897.167			10.897.167
4.04	Activos reales	1.602.505			1.602.505
4.07	Transferencias y donaciones	106.482.533			106.482.533
	TOTAL	**371.169.182**			**371.169.182**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	45.872.462			45.872.462
4.07.01.00.00	Transferencias y donaciones corrientes internas	45.872.462			45.872.462
4.07.01.03.00	Transferencias corrientes internas al sector público	45.872.462			45.872.462
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	45.872.462			45.872.462
	- A0356 Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"	12.056.356			12.056.356
	- A0361 Fundación Oro Negro	18.616.106			18.616.106
	- A0900 Ente Nacional del Gas (ENAGAS)	15.200.000			15.200.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	40.000			40.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	40.000			40.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	40.000			40.000
4.07.01.01.75	Subsidios a organismos laborales y gremiales	1.000			1.000
	- S0916 Sindicato Único de Obreros Dependientes del Estado (S.U.O.D.E.)	1.000			1.000
4.07.01.01.78	Subsidios científicos al sector privado	39.000			39.000
	- S0197 Centro de Estudios de la Organización de Paises Exportadores de Petróleo (CENTROPEP)	39.000			39.000

PROYECTO: COD. N.E: 115657 COD. PPTO: 450223000 Creación del Registro Nacional de Empresas Petroquímicas

UNIDAD DE MEDIDA: Empresa Certificada

CANTIDAD: Fem.(0) Mas.(0) Total(5.000)

ASIGNACIÓN PRESUPUESTARIA: 62.798

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Contribuir a la formulación de planes y políticas que estimulen la producción nacional de fertilizantes, olefinas y plásticos y productos industriales, que promuevan y regulen el desarrollo del sector transformador nacional, dentro del marco del desarrollo endógeno

OBJETIVOS ESPECÍFICOS: Crear, organizar, conformar y poner en servicio del Registro Nacional de Empresas Petroquímicas, sustentado en una plataforma tecnológica que proporcione información completa y veraz de la actividad petroquímica nacional

RESULTADO: El Registro Nacional de Empresas Petroquímicas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	59.302					59.302
4.02	Materiales, suministros y mercancías	2.820					2.820
4.03	Servicios no personales	676					676
	TOTAL	**62.798**					**62.798**

PROYECTO:	COD. N.E: 115677 COD. PPTO: 450224000 Elaboración y Publicación del Anuario Estadístico Petróleo y Otros Datos Estadísticos (PODE) Edición 2011 (Publicación Oficial Anual del MPPEP)
UNIDAD DE MEDIDA:	Anuario
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	738.056
DIRECTRIZ ESTRATÉGICA:	Convertir a Venezuela en una Potencia Energética Mundial
OBJETIVO ESTRATÉGICO:	Asegurar la disponibilidad y el uso eficiente de materias primas, fuentes energéticas y recursos asociados para satisfacer los requerimientos de la demanda a nivel nacional y los compromisos internacionales
OBJETIVOS ESPECÍFICOS:	Elaborar, editar y distribuir a nivel nacional e internacional el anuario estadístico PODE 2011, para difundir información estadística en materia de petróleo, gas, petroquímica y energía de Venezuela, OPEP, Mundo y América Latina
RESULTADO:	Anuario estadístico petróleo y otros datos estadísticos (PODE) Edición 2011

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	620.569					620.569
4.02	Materiales, suministros y mercancías	22.198					22.198
4.03	Servicios no personales	92.773					92.773
4.04	Activos reales	2.516					2.516
	TOTAL	738.056					738.056

PROYECTO: COD. N.E: 115628 COD. PPTO: 450225000 Determinar Precios y Valor de los Hidrocarburos 2012, así como Recopilar y Sistematizar Estadísticas del Sector Hidrocarburos

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(399)

ASIGNACIÓN PRESUPUESTARIA: 1.724.421

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Asegurar la disponibilidad y el uso eficiente de materias primas, fuentes energéticas y recursos asociados para satisfacer los requerimientos de la demanda a nivel nacional y los compromisos internacionales

OBJETIVOS ESPECÍFICOS: Generar datos estadísticos representativos de la situación nacional en el área energética a través del sistema de información coordinación sectorial de estadísticas, precios internacionales y economía, análisis del mercado petrolero internacional, los precios internacionales y la economía industrial de los hidrocarburos

RESULTADO: Generar oportunamente la totalidad de la información estadística del sector energético

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.405.510					1.405.510
4.02	Materiales, suministros y mercancías	20.599					20.599
4.03	Servicios no personales	295.864					295.864
4.04	Activos reales	2.448					2.448
	TOTAL	**1.724.421**					**1.724.421**

PROYECTO:	COD. N.E: 115528 COD. PPTO: 450226000 Diseño, Desarrollo e Implementación de un Sistema de Información Geoenergética que Permita el Análisis de la Distribución, Usos y Disposición de los Recursos Energéticos de la Nación
UNIDAD DE MEDIDA:	Sistema de Información
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	1.415.069
DIRECTRIZ ESTRATÉGICA:	Convertir a Venezuela en una Potencia Energética Mundial
OBJETIVO ESTRATÉGICO:	Asegurar la disponibilidad y el uso eficiente de materias primas, fuentes energéticas y recursos asociados para satisfacer los requerimientos de la demanda a nivel nacional y los compromisos internacionales
OBJETIVOS ESPECÍFICOS:	Diseñar, desarrollar e implementar un sistema de información geoenergética que permita el análisis de la distribución, uso y disposición de los recursos energéticos de la Nación
RESULTADO:	Implementación de un sistema de información geoenergética que permita analizar de manera oportuna y eficiente la información actualizada y necesaria para la toma de decisiones en la planificación energética

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.287.647					1.287.647
4.02	Materiales, suministros y mercancías	99.558					99.558
4.03	Servicios no personales	27.592					27.592
4.04	Activos reales	272					272
	TOTAL	**1.415.069**					**1.415.069**

PROYECTO:	COD. N.E: 115533 COD. PPTO: 450227000 Desarrollo de Indicadores para Evaluar la Sustentabilidad de Proyectos Petroquímicos a Nivel Nacional
UNIDAD DE MEDIDA:	Informe técnico
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	63.323
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Uso eficiente de la energía y el aprovechamiento de las fuentes alternas y ambientalmente sostenibles. Contribuir con el equilibrio entre la explotación de los recursos naturales y el medio ambiente con el fin de preservar la vida a las generaciones futuras
OBJETIVOS ESPECÍFICOS:	Desarrollar e implementar índices que permitan medir la sustentabilidad de los proyectos petroquímicos a nivel nacional, basados en políticas sociales, ambientales y económicas
RESULTADO:	Índices de sustentabilidad

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	61.657					61.657
4.03	Servicios no personales	1.666					1.666
	TOTAL	**63.323**					**63.323**

PROYECTO: COD. N.E: 115504 COD. PPTO: 450228000 Desarrollo de la Metodología de Planificación, Seguimiento y Control de la Transferencia Tecnológica en el Sector Hidrocarburos en el Marco de la Apropiación Social del Conocimiento

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 1.675.316

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Formular políticas en el sector hidrocarburos orientadas a iniciar el proceso de apropiación social del conocimiento derivado de la transferencia tecnológica, enmarcados en una concepción de desarrollo endógeno dirigidos al fortalecimiento de la actividad científica y tecnológica de la República Bolivariana de Venezuela

OBJETIVOS ESPECÍFICOS: Desarrollar la metodología de planificación, seguimiento y control de la transferencia tecnológica en el sector hidrocarburos en el marco de la apropiación social del conocimiento

RESULTADO: Documento descriptivo de la metodología de planificación, seguimiento y control de la transferencia tecnológica en el sector hidrocarburos en el marco de la apropiación social del conocimiento

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.503.432					1.503.432
4.02	Materiales, suministros y mercancías	2.900					2.900
4.03	Servicios no personales	165.584					165.584
4.04	Activos reales	3.400					3.400
	TOTAL	**1.675.316**					**1.675.316**

PROYECTO: COD. N.E: 115730 COD. PPTO: 450229000 Inspección y Fiscalización de las Actividades Primarias en Materia de Hidrocarburos y Otras Conexas a través de las Direcciones Regionales

UNIDAD DE MEDIDA: Inspección / Fiscalización

CANTIDAD: Fem.(0) Mas.(0) Total(14.089)

ASIGNACIÓN PRESUPUESTARIA: 58.321.336

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Ejercer la acción fiscalizadora en materia de los hidrocarburos

OBJETIVOS ESPECÍFICOS: Asegurar que no existan desviaciones en los niveles de recaudación fiscal asociados a las actividades primarias y otras conexas

RESULTADO: Inspección y fiscalización de las actividades primarias en materia de hidrocarburos y otras conexas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	54.142.159					54.142.159
4.02	Materiales, suministros y mercancías	1.866.408					1.866.408
4.03	Servicios no personales	1.863.094					1.863.094
4.04	Activos reales	449.675					449.675
	TOTAL	**58.321.336**					**58.321.336**

PROYECTO:	COD. N.E: 115287 COD. PPTO: 450230000 Plan Integral para el Mejoramiento de la Distribución del Servicio de Gas Licuado de Petróleo (GLP) en el Mercado Interno (FASE III)
UNIDAD DE MEDIDA:	Metro Cúbico
CANTIDAD:	Fem.(0) Mas.(0) Total(1.000)
ASIGNACIÓN PRESUPUESTARIA:	3.040.453
DIRECTRIZ ESTRATÉGICA:	Convertir a Venezuela en una Potencia Energética Mundial
OBJETIVO ESTRATÉGICO:	Formular políticas en el área de hidrocarburos orientados a promover el uso racional de los mismos garantizando el desarrollo económico social y endógeno sostenible y sustentable de la Republica Bolivariana de Venezuela
OBJETIVOS ESPECÍFICOS:	Desarrollar un plan integral que permita mejorar el servicio de distribución de Gas Licuado de Petróleo (GLP) en los sectores más necesitados a nivel nacional (Fase III)
RESULTADO:	Suministro de GLP a nivel nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.909.293					2.909.293
4.02	Materiales, suministros y mercancías	12.258					12.258
4.03	Servicios no personales	116.522					116.522
4.04	Activos reales	2.380					2.380
	TOTAL	**3.040.453**					**3.040.453**

PROYECTO: COD. N.E: 115251 COD. PPTO: 450231000 Reordenamiento del Mercado Interno de los Combustibles Líquidos y Gaseosos con la Incorporación del Gas Natural Vehicular (GNV) (FASE III)

UNIDAD DE MEDIDA: Resolución

CANTIDAD: Fem.(0) Mas.(0) Total(4)

ASIGNACIÓN PRESUPUESTARIA: 1.657.483

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Formular políticas en el área de hidrocarburos orientados a promover el uso racional de los mismos garantizando el desarrollo económico social y endógeno sostenible y sustentable de la Republica Bolivariana de Venezuela

OBJETIVOS ESPECÍFICOS: Desarrollar programas de incentivos que permitan establecer un reordenamiento del mercado interno de los combustibles líquidos y gaseosos con la incorporación del Gas Natural Vehicular (GNV)

RESULTADO: Normativas técnicas, procedimientos o resoluciones

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.530.178					1.530.178
4.02	Materiales, suministros y mercancías	9.786					9.786
4.03	Servicios no personales	115.139					115.139
4.04	Activos reales	2.380					2.380
	TOTAL	**1.657.483**					**1.657.483**

PROYECTO: COD. N.E: 116091 COD. PPTO: 450232000 Definición de la Metodologia y Elaboración de un Módulo en el Sistema Araguaney, para el Cálculo del Costo Marginal de Desarrollo a Largo Plazo de los Líquidos del Gas Natural

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 161.095

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover el máximo grado de independencia tecnológica en los procesos medulares de la industria petroquímica, petrolera, gasífera y energética

OBJETIVOS ESPECÍFICOS: Incorporar un módulo en el sistema Araguaney para el cálculo del costo marginal a largo plazo de los líquidos del gas natural, para profundizar las políticas públicas del sector, generando herramientas informáticas en la Dirección de Refinación de Gas

RESULTADO: Módulo para el cálculo del costo marginal a largo plazo de los líquidos del gas natural

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	130.687					130.687
4.02	Materiales, suministros y mercancías	25.650					25.650
4.03	Servicios no personales	4.758					4.758
	TOTAL	**161.095**					**161.095**

PROYECTO: COD. N.E: 115616 COD. PPTO: 450233000 Migración a la Distribución GNU/Linux CANAIMA de las Estaciones de Trabajo del MENPET

UNIDAD DE MEDIDA: Servicio

CANTIDAD: Fem.(0) Mas.(0) Total(408)

ASIGNACIÓN PRESUPUESTARIA: 3.708.485

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Promover el máximo grado de independencia tecnológica en los procesos medulares de la industria petroquímica, petrolera, gasífera y energética

OBJETIVOS ESPECÍFICOS: Migrar las estaciones de trabajo a la distribución GNU/Linux CANAIMA la cual será adoptada por todos los entes de la Administración Pública Nacional

RESULTADO: CANAIMA GNU/Linux es un proyecto socio-tecnológico abierto, construido de forma colaborativa centrado en el desarrollo de herramientas y modelos productivos basados en las tecnologías de información libres (TIL) de software y sistemas operativos cuyo objetivo es generar capacidades nacionales, desarrollo endógeno, apropiación del libre conocimiento, sin perder su motivo original, la construcción de una nación venezolana tecnológicamente preparada

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	3.441.990					3.441.990
4.02	Materiales, suministros y mercancías	69.531					69.531
4.03	Servicios no personales	85.274					85.274
4.04	Activos reales	111.690					111.690
	TOTAL	**3.708.485**					**3.708.485**

PROYECTO:	COD. N.E: 115365 COD. PPTO: 450234000 Fortalecimiento del Sistema de Control Interno del MENPET Mediante el Control Posterior de las Operaciones Administrativas, Financieras, Técnicas y de Gestión en el Logro de los Planes Objetivos y Metas
UNIDAD DE MEDIDA:	Informe de Auditoria
CANTIDAD:	Fem.(0) Mas.(0) Total(34)
ASIGNACIÓN PRESUPUESTARIA:	2.893.183
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Regular, formular, administrar, evaluar y controlar las políticas del Ejecutivo Nacional en las áreas de hidrocarburos, energía en general, petroquímica, carboquímica, y conexas, para promover la explotación racional, armónica, e integral, y garantizar su necesaria contribución al desarrollo económico, social y endógeno sostenible y sustentable de la República Bolivariana de Venezuela
OBJETIVOS ESPECÍFICOS:	Contribuir al fortalecimiento del sistema de control interno de las unidades adscritas al Ministerio del Poder Popular para la Energía y Petróleo mediante el ejercicio del control posterior
RESULTADO:	Informes de Auditoria

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.814.504					2.814.504
4.02	Materiales, suministros y mercancías	2.790					2.790
4.03	Servicios no personales	75.804					75.804
4.04	Activos reales	85					85
	TOTAL	**2.893.183**					**2.893.183**

PROYECTO: COD. N.E: 115745 COD. PPTO: 450235000 Plan de Bienestar Social para los Trabajadores (as) del MENPET y sus Comunidades

UNIDAD DE MEDIDA: Evento

CANTIDAD: Fem.(0) Mas.(0) Total(145)

ASIGNACIÓN PRESUPUESTARIA: 3.832.729

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Avanzar en la conformación de la nueva estructura social

OBJETIVOS ESPECÍFICOS: Mejorar el nivel de satisfacción y calidad de vida de los trabajadores(as) y la comunidad, en el marco de la suprema felicidad a través de una estructura incluyente y con conciencia social

RESULTADO: Bienestar social a los trabajadores(as) del MENPET

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	3.304.438					3.304.438
4.02	Materiales, suministros y mercancías	23.100					23.100
4.03	Servicios no personales	331.706					331.706
4.04	Activos reales	173.485					173.485
	TOTAL	**3.832.729**					**3.832.729**

PROYECTO: COD. N.E: 116095 COD. PPTO: 450236000 Definición de la Metodología y Elaboración de un Módulo en el Sistema Araguaney, para el Cálculo del Costo Marginal de Desarrollo a Largo Plazo de las Corrientes de Refinación

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 218.986

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover el máximo grado de independencia tecnológica en los procesos medulares de la industria petroquímica, petrolera, gasífera y energética

OBJETIVOS ESPECÍFICOS: Incorporar un módulo en el sistema Araguaney, para el cálculo del costo marginal a largo plazo de las corrientes de refinación, para profundizar las políticas públicas del sector, generando herramientas informáticas en la Dirección General de Refinación

RESULTADO: Módulo para el cálculo del costo marginal a largo plazo de las corrientes de refinación

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	195.518					195.518
4.02	Materiales, suministros y mercancías	21.300					21.300
4.03	Servicios no personales	2.168					2.168
	TOTAL	**218.986**					**218.986**

PROYECTO: COD. N.E: 115594 COD. PPTO: 450237000 Apoyo Técnico y Administrativo a las Actividades Específicas de los Proyectos a ser Ejecutados por el Ministerio del Poder Popular para la Energía y Petróleo (2012)

UNIDAD DE MEDIDA: Asesoría

CANTIDAD: Fem.(0) Mas.(0) Total(33.140)

ASIGNACIÓN PRESUPUESTARIA: 138.544.353

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Contribuir con la diversificación socio-productiva permitiendo afianzar el crecimiento económico y social del país

OBJETIVOS ESPECÍFICOS: Presentar apoyo de tipo gerencial y administrativo para el normal desarrollo y funcionamiento de las actividades llevadas a cabo en cada uno de los proyectos a ejecutarse durante el año 2012, así como para el resto de las unidades que conforman la estructura del Ministerio del Poder Popular para la Energía y Petróleo

RESULTADO: Apoyo técnico y administrativo a las diferentes unidades del Ministerio y entes adscritos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	133.207.625					133.207.625
4.02	Materiales, suministros y mercancías	1.272.445					1.272.445
4.03	Servicios no personales	3.671.763					3.671.763
4.04	Activos reales	392.520					392.520
	TOTAL	**138.544.353**					**138.544.353**

PROYECTO: COD. N.E: 115529 COD. PPTO: 450238000 Publicación de los precios de liquidación de regalías, impuestos, tasas y/o contribuciones del Sector Hidrocarburos

UNIDAD DE MEDIDA: Publicación

CANTIDAD: Fem.(0) Mas.(0) Total(4)

ASIGNACIÓN PRESUPUESTARIA: 648.346

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Planificar, coordinar y ejecutar actividades relacionadas con la determinación de los precios de liquidación de regalías, impuestos, tasas y/o contribuciones aplicables a las empresas explotadoras de hidrocarburos

OBJETIVOS ESPECÍFICOS: Publicar mensualmente los precios de realización para la liquidación de regalías, impuestos, tasas y/o contribuciones

RESULTADO: Reportes oficiales con los ajustes por variación en gravedad y porcentaje de azufre (AGA) para la determinación de los precios mensuales aplicables a la liquidación de regalías impuestos, tasas y/o contribuciones en el sector hidrocarburos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	499.746					499.746
4.02	Materiales, suministros y mercancías	16.740					16.740
4.03	Servicios no personales	123.360					123.360
4.04	Activos reales	8.500					8.500
	TOTAL	648.346					648.346

PROYECTO: COD. N.E: 115117 COD. PPTO: 450239000 Diseño del Plan Maestro de Mezclas Físicas para el Uso Eficiente y Racional de los Fertilizantes en el País

UNIDAD DE MEDIDA: Informe técnico

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 60.970

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Asegurar la disponibilidad y el uso eficiente de materias primas, fuentes energéticas y recursos asociados para satisfacer los requerimientos de la demanda a nivel nacional y los compromisos internacionales

OBJETIVOS ESPECÍFICOS: Formular una política pública a lograr el incremento de la participación de la producción nacional en el abastecimiento de los fertilizantes, involucrando a todos los actores que tienen influencia en esta área

RESULTADO: Informe técnico

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	59.302					59.302
4.03	Servicios no personales	1.668					1.668
	TOTAL	**60.970**					**60.970**

PROYECTO: COD. N.E: 115475 COD. PPTO: 450240000 Estudio de Factibilidad del Aprovechamiento de los Cortes de Hidrocarburos Refinados con Fines no Energéticos Identificados en el Sistema de Refinación Nacional

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 1.897.321

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Formular políticas en las áreas de hidrocarburos orientados a promover el uso adecuado y racional de los mismos, garantizando el desarrollo económico, social y endógeno sostenible y sustentable de la República Bolivariana de Venezuela

OBJETIVOS ESPECÍFICOS: Evaluar la factibilidad del 35% de los cortes de hidrocarburos refinados con fines no energéticos identificados que no están siendo industrializados para formular propuestas que permitan el aprovechamiento de estos aguas abajo

RESULTADO: Documento técnico que contenga el estudio de factibilidad técnico-económico del aprovechamiento de los cortes de hidrocarburos refinados con fines no energéticos identificados en las refinerías de Amuay, Cardón, Bajo Grande y San Roque

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.643.783					1.643.783
4.02	Materiales, suministros y mercancías	6.188					6.188
4.03	Servicios no personales	239.089					239.089
4.04	Activos reales	8.261					8.261
	TOTAL	**1.897.321**					**1.897.321**

PROYECTO: COD. N.E: 115535 COD. PPTO: 450241000 Optimizar los Procesos de Seguimiento y Control de los Ingresos Fiscales del Sector Hidrocarburos

UNIDAD DE MEDIDA: Informe Estadístico

CANTIDAD: Fem.(0) Mas.(0) Total(12)

ASIGNACIÓN PRESUPUESTARIA: 1.048.604

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Efectuar el seguimiento al comportamiento de los ingresos fiscales petroleros

OBJETIVOS ESPECÍFICOS: Optimizar los procesos de generación de información y publicación de estadísticas dentro del ámbito de recaudación fiscal del sector hidrocarburos para establecer los procedimientos aplicables a la liquidación de regalías, ventajas especiales, participaciones e impuestos

RESULTADO: Publicación mensual que recopila la actuación del ente en materia de liquidación y recaudación de regalías, impuestos y equivalentes en el sector hidrocarburos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	837.797					837.797
4.02	Materiales, suministros y mercancías	15.201					15.201
4.03	Servicios no personales	190.506					190.506
4.04	Activos reales	5.100					5.100
	TOTAL	**1.048.604**					**1.048.604**

PROYECTO: COD. PPTO: 459999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 35.577.943

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Convertir a Venezuela en una Potencia Energética Regional y fortalecer la Integración Energética Latinoamericana y Caribeña

OBJETIVOS ESPECÍFICOS: Apoyar el funcionamiento operativo de la Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana", Fundación Oro Negro, Ente Nacional del Gas

RESULTADO: Transferencia

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	35.577.943					35.577.943
	TOTAL	**35.577.943**					**35.577.943**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	35.577.943					35.577.943
4.07.01.00.00	Transferencias y donaciones corrientes internas	35.577.943					35.577.943
4.07.01.03.00	Transferencias corrientes internas al sector público	35.577.943					35.577.943
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	35.577.943					35.577.943
	- A0356 Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"	11.116.169					11.116.169
	- A0361 Fundación Oro Negro	13.031.274					13.031.274
	- A0900 Ente Nacional del Gas (ENAGAS)	11.430.500					11.430.500

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	37.430.263					37.430.263
4.03	Servicios no personales	444.381					444.381
	TOTAL	37.874.644					37.874.644

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.612.105					1.612.105
4.03	Servicios no personales	3.047.780					3.047.780
4.04	Activos reales	439.793					439.793
4.07	Transferencias y donaciones	10.334.519					10.334.519
	TOTAL	15.434.197					15.434.197

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	10.294.519					10.294.519
4.07.01.00.00	Transferencias y donaciones corrientes internas	10.294.519					10.294.519
4.07.01.03.00	Transferencias corrientes internas al sector público	10.294.519					10.294.519
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	10.294.519					10.294.519
	- A0356 Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"	940.187					940.187
	- A0361 Fundación Oro Negro	5.584.832					5.584.832
	- A0900 Ente Nacional del Gas (ENAGAS)	3.769.500					3.769.500

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	40.000					40.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	40.000					40.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	40.000					40.000
4.07.01.01.75	Subsidios a organismos laborales y gremiales	1.000					1.000
	- S0916 Sindicato Único de Obreros Dependientes del Estado (S.U.O.D.E.)	1.000					1.000
4.07.01.01.78	Subsidios científicos al sector privado	39.000					39.000
	- S0197 Centro de Estudios de la Organización de Países Exportadores de Petróleo (CENTROPEP)	39.000					39.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	60.570.071					60.570.071
	TOTAL	**60.570.071**					**60.570.071**

46

Ministerio del Poder Popular para la Cultura

MINISTERIO DEL PODER POPULAR PARA LA CULTURA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Competencias

El Ministerio del Poder Popular para la Cultura fue creado, mediante el Decreto Nº 5.103, a través del cual se dicta el Decreto sobre Organización y Funcionamiento de la Administración Pública Central, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 5.836 extraordinario del 08 de enero del 2007.

De acuerdo con el Artículo 27 del referido Decreto, son competencias del Ministerio del Poder Popular para la Cultura, las siguientes:

- La regulación, formulación y seguimiento de políticas, la planificación y realización de las actividades del Ejecutivo Nacional en materia de cultura, lo cual comprende, la orientación, programación, desarrollo, promoción, coordinación, supervisión, control y evaluación del sector cultural en todas sus modalidades.
- Definir los objetivos, contenidos, alcance y estrategias de las políticas en materia cultural del Ejecutivo Nacional, en función de incrementar y mejorar el índice de Desarrollo Humano.
- Colaborar con las actividades de generación y desarrollo científico vinculadas con las manifestaciones de la cultura, en coordinación con el Ministerio del Poder Popular para la Ciencia y Tecnología.
- Asegurar el acceso a la cultura por parte de toda la población y contribuir a fomentar el diálogo intercultural, y el pluralismo, estableciendo formas de integración en el desarrollo cultural que propicien la participación de los ciudadanos y organizaciones culturales.
- Establecer en coordinación con los organismos competentes, los incentivos y estímulos para las personas, instituciones y comunidades que promuevan, apoyen, desarrollen o financien planes, programas y actividades culturales en el país, así como la cultura venezolana en el exterior.
- Lo relativo a proponer regímenes fiscales especiales para el desarrollo de determinados sectores, zonas, programas y empresas culturales; así como otorgamiento de incentivos fiscales, fomento y apoyo de programas y fondos especiales de financiamiento para la cultura.
- Garantizar la preservación, enriquecimiento, conservación y restauración del patrimonio cultural tangible e intangible y la memoria histórica de la Nación.
- Coordinar todos los componentes públicos y privados del Sistema Nacional de la Cultura, en los ámbitos nacional, regional, estadal y local.
- Promover la cultura como materia de interés público a todos los niveles político territorial, a través de mecanismos que faciliten la desconcentración regional y local de las entidades culturales nacionales, la descentralización y la transferencia de los servicios culturales regionales y locales a los grupos y comunidades de la sociedad civil.
- Las demás que le atribuyan las leyes y otros actos normativos.

El Ministerio del Poder Popular para la Cultura, atendiendo a sus atribuciones legales define su Misión, Visión, Políticas, Objetivos y Estrategias en los siguientes términos:

Misión

El Ministerio del Poder Popular para la Cultura, es el órgano del Ejecutivo Nacional responsable de generar y proyectar los lineamientos y las políticas culturales del Estado que coadyuven al desarrollo humano de manera integral, a la preservación y conocimiento del Patrimonio Cultural tangible e intangible de la Nación y el fomento y potenciación de las expresiones culturales del país, como elementos sustantivos y determinantes para el resguardo de la memoria, el Patrimonio Cultural y la profundización del sentido de identidad nacional, como expresiones del ideario de una vida digna e íntegra.

Visión

Ser un Ministerio modelo para el proceso de transformación de la Administración Pública en materia cultural, coadyuvando en el cumplimiento de los deberes del Estado Venezolano en materia de preservación, enriquecimiento y restauración del patrimonio cultural tangible e intangible y la memoria histórica de la Nación, con atención especial a las culturas populares constitutivas de la venezolanidad; así como ser garante de la emisión, recepción y circulación de la información cultural, con miras a la plena satisfacción de los derechos culturales de los venezolanos.

Políticas

- Ampliar la definición, consolidación y articulación de las redes institucionales del Ministerio del Poder Popular para la Cultura, con todos los niveles de gobierno: nacional, estadal, municipal y con la participación de la comunidad, en el campo de la gestión pública con visión revolucionaria, a fin de garantizar que las políticas culturales lleguen a todo el pueblo.
- Crear las bases y dotar de herramientas a las diversas formas del Poder Popular, para que asuman plenamente su corresponsabilidad en el proceso de gestión cultural pública socialista.
- Continuar brindando a los hacedores y creadores de bienes culturales, el apoyo financiero de manera justa y equilibrada en todo el territorio nacional, a fin de incrementar su formación, moral productiva y promoción de su talento.
- Construir y fomentar la creación de redes sociales y el establecimiento de alianzas con países de América Latina y El Caribe, con la finalidad de impulsar la presencia de Venezuela en el exterior, además de, enfrentar a los poderes hegemónicos en los ámbitos político, económico, mediático y militar.
- Continuar con el proceso de proteger, conservar, restaurar y socializar el patrimonio cultural, tangible e intangible a escala nacional, afianzando nuestra identidad como pueblo.
- Proseguir abriendo los distintos espacios sociales, al movimiento cultural para que contribuyan a elevar cualitativamente el grado de desarrollo cultural del pueblo en su conjunto, promoviendo el diálogo e intercambio de las manifestaciones culturales en un país que se reconoce como multiétnico y pluricultural.
- Promover el potencial económico y sociocultural de las diferentes manifestaciones del arte y la diversidad en la producción de sentido y quehacer cultural, como generadoras de riqueza y calidad de vida, que faciliten el desarrollo cultural integral en todo el ámbito nacional.

Objetivos

- Definir y estructurar mecanismos que ayuden a conformar el patrimonio de producción cultural tangible o no tangible, endógeno y nacional como instrumento de carácter estratégico y como una fuente sustentable de recursos financieros y tecnológicos.
- Coordinar con componentes de la Nueva Institucionalidad Cultural la generación de espacios de participación sociocultural de las poblaciones indígenas, afrodescendientes, las comunidades organizadas y en general, a todos los ciudadanos en los procesos de integración cultural del país.

- Promover acciones dirigidas al fortalecimiento de la participación y la presencia sociocultural venezolana en el exterior, mediante el posicionamiento de nuestros valores de diversidad e identidad cultural, como elemento de afianzamiento de la amistad, la cooperación y el intercambio con el resto de las culturas del mundo.
- Impulsar la valoración, la proyección y la consolidación del sentido de pertenencia, identidad y de preservación del patrimonio cultural de la nación.
- Definir y coordinar con los componentes de la Nueva Institucionalidad Cultural, mecanismos que coadyuven a la generación de redes vinculantes en el ámbito cultural en todo el país como mecanismos de apoyo para la acción y la participación colectiva.
- Promover y diseñar iniciativas para la amplia integración y concurso del ámbito cultural en espacios interinstitucionales.
- Generar mecanismos que permitan la creación de espacios para la realización y el disfrute de la cultura como un bien irrenunciable del ciudadano.
- Promover e impulsar acciones que estimulen la participación del sector privado en el hecho cultural desde una perspectiva holística.
- Promover acciones tendientes a la preparación e incentivo del potencial creador humano con miras a la consolidación del proceso de cambio sociocultural venezolano.
- Coordinar con los componentes de la Nueva Institucionalidad Cultural la generación de disposiciones legislativas, financieras y ejecutivas tendientes a consolidar la condición profesional del creador, el trabajador y el hacedor cultural.
- Generar iniciativas que impulsen y proyecten el potencial económico y sociocultural de la artesanía y el patrimonio cultural tangible de la nación.
- Coordinar con los componentes de la Nueva Institucionalidad Cultural el diseño de mecanismos tendientes a impulsar el proceso de descentralización y desconcentración de la acción cultural.

Estrategias

- Dotar al Estado, a las comunidades, comunas y ciudades de los instrumentos institucionales, organizativos, de infraestructura, de equipamiento, logísticos, financieros y jurídicos necesarios para la planificación y la ejecución detallada de las grandes políticas culturales.
- Crear las bases para que las diversas formas del Poder Popular asuman el protagonismo, no solo de la Cultura, sino también de la gestión Cultural Pública Socialista.
- Garantizar la existencia activa y permanente de un alto nivel de producción y disfrute, en términos cuantitativos y cualitativos de las principales manifestaciones culturales en todo el país.
- Aumentar el conocimiento y la valoración masiva de las manifestaciones culturales propias en términos específicos y de las manifestaciones culturales más importantes de la humanidad, en términos generales.
- Democratizar radicalmente la socialización de los conocimientos, permanentemente actualizados, contribuyendo a la emancipación, el aumento del nivel de conciencia de nuestro pueblo y la afirmación de los valores socialistas.
- Contribuir con nuestros valores y nuestra producción cultural a la construcción de un mundo de paz y de justicia social.
- Desarrollar los niveles de excelencia, ampliando, extendiendo y resaltando la creación y la huella cultural de las comunidades tradicionalmente excluidas, para que la acción cultural, promovida por el Estado, esté al servicio de toda la población.

Acciones y Metas

El Ministerio del Poder Popular para la Cultura, como Ente Rector de la Política Cultural del País, en aras de atender la demanda de bienes y servicios culturales que requiere la población, se enmarca dentro de los lineamientos del Plan de Desarrollo Económico y Social de la Nación 2007-2013, previsto por el Ejecutivo Nacional, así como del Plan Operativo Anual Nacional (POAN) y del Plan Operativo Anual de los Órganos y Entes del Poder Público (POAOEPP), de este Ministerio y de sus Entes Adscritos 2012, para lo cual ejecutará diferentes Acciones y metas, contempladas en un total de 49 Proyectos para el Ejercicio Fiscal 2012, contando para ello con una asignación presupuestaria de **UN MIL DOSCIENTOS CATORCE MILLONES QUINIENTOS UN MIL CIENTO DIECISEIS BOLÍVARES (Bs. 1.214.501.116)**, de los cuales Bs. 427.480.480 se destinarán a gastos de funcionamiento y siente (7) proyectos que ejecutará directamente este Ministerio y Bs. 787.020.636 para la operatividad de las actividades Administrativas de los Entes Adscritos y ejecución de 42 proyectos.

En atención a los lineamientos de las limitaciones fiscales existentes, dictados por el Ejecutivo Nacional, para el Ejercicio Fiscal en referencia, se oriento la aplicación de los recursos disponibles con criterio de austeridad, maximizando la eficiencia en el gasto, de acuerdo con lo establecido en el Decreto 6.649 publicado en Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.146 del 25/03/2009, eliminando los gastos suntuario o superfluo, del Ministerio. En tal sentido se estimó considerar lo siguiente:

- En los Gastos de Personal se consideró la incidencia de la aplicación del aumento del salario mínimo, tanto para el personal fijo, obrero y jubilado y pensionado según las escalas de sueldos Decretados por el Presidente de la República Bolivariana de Venezuela, con vigencia a partir del 01 de mayo de 2011 y publicados en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.660, de fecha 26 de abril de 2011.
- La partida de Materiales, Suministros y Mercancías, así como también la de Servicios No Personales, fueron estimadas considerando el efecto inflacionario previsto para el Ejercicio Fiscal 2011, además de considerar que las mismas, serán ejecutadas de acuerdo con ciertas medidas de racionalización del gastos corriente, tendentes a hacer un mejor uso de los mismos, tal es el caso de la papelería y material de oficina, el cual se espera disminuir su consumo y utilizar la política del reciclado en la medida de lo posible. Igualmente, se aplicarán medidas que restrinjan el uso de los teléfonos, servicios de comunicaciones (Internet), agua y el consumo de energía eléctrica. No obstante, se prevé cumplir oportunamente con todos los compromisos de pagos a las Empresas prestadoras de los Servicios Básicos.
- El Gasto de Inversión reflejado en la partida de Activos Reales, está compuesto fundamentalmente por los gastos previstos para la reparación y acondicionamiento de infraestructuras culturales, así como también la dotación de mobiliario, equipos de oficina e informáticos para las Dependencias Administrativas que así lo requieren.
- La partida de Transferencias y Donaciones, el 95,77% está dirigida a los aportes requeridos por los Entes Adscritos para la ejecución de sus Proyectos y Gastos Administrativos. El resto lo componen la incorporación de las pensiones y jubilaciones absorbidas del extinto CONAC, al igual que Otras Transferencias convenidas por este Ministerio relacionadas con sus objetivos.

Los Recursos Presupuestarios para ser ejecutados, durante el año 2012, directamente por este Ministerio por la cantidad de Bs. 427.480.480, están distribuidos en Bs. 152.024.837 para las Acciones Centralizadas y Bs. 275.455.643 para los Proyectos. Con estos recursos se prevé la ejecución de los siguientes Proyectos:

- Socialización y Homogenización de la Gestión Archivistica de Venezuela (15.431.832), a través de este Proyecto el Órgano Desconcentrado Archivo General de la Nación (AGN), creado según Decreto Nº 6.713, del 19-05-2009, publicado en la Gaceta Oficial de la Republica Bolivariana de Venezuela Nº 39.199 de fecha 12-06-2009, mediante el cual se pretende velar por la custodia, conservación, preservación, difusión y divulgación del Patrimonio documental como garantía de nuestra identidad y colocarlo al servicio de la sociedad, valorizando la memoria histórica del país.

- Fábrica de Medios (Bs. 35.189.310), consiste en la transmisión de programas de radio en las emisoras Alba Ciudad 96.3 FM y YVKE Mundial con los programas De Cara al Alba, Con el Pie Izquierdo, La Ventana, Cultura al Día, Radar 96, Caracas Rebelde, El Tren de Pura Vida, Entrompando la Clase, Contra Ataque y Radio Candela, entre otros, así como también la promoción y producción de micros, largometrajes y programas de televisión en VTV Y TVES como son: TV Todo adentro y los Micros Premios Ministerio del Poder Popular para la Cultura 2008-2009 y especial Videos Musicales trasmitidos por VTV, TVES, Colombeia y la Televisora Cultural; y además de la producción y difusión del semanario Todoadentro encartado en El Correo del Orinoco y promocionado en la página Web de Aporrea, para un total de 4.940 producciones.

- Turismo Cultural (Bs. 4.785.535), con la realización de este proyecto se dará a conocer y crear conciencia entre los 740 trabajadores y trabajadoras del Ministerio del Poder Popular para la Cultura y de sus Entes Adscritos, sobre los valores patrimoniales, culturales, históricos y geográficos del país.

- Construcción, Acondicionamiento y Rehabilitación de la Infraestructura Cultural del País (Bs. 27.000.000), dirigirá sus esfuerzos en la culminación de cuatro (4) obras, a saber: Museos Nacionales de Historia y de la diversidad, Arquitectura y Galería de Arte Nacional, además del edificio anexo Fundación Villa del Cine; rehabilitación de 5 obras: Torre Norte Centro Simón Bolívar, Teatro del Oeste e Instituto del Patrimonio Cultural, Museo Bolivariano de San mateo y Casa de la Diversidad Cultural; y acondicionamiento de 8 obras: Museos de Ciencias, Calos Cruz Diez, Arte Contemporáneo, Michelena, Bolivariano y Casas de la Diversidad.

- Presencia Internacional (Bs. 20.637.076), consiste en el incremento de la presencia, en escenarios internacionales, de la obra de nuestros intelectuales y artistas, así como la inmensa diversidad de expresiones tradicionales que nos identifican como pueblo, en acciones planificadas de forma conjunta con los organismos responsables de diseñar las proyecciones de la imagen del país, mediante la realización de 122 eventos.

- Presencia Nacional (Bs. 134.237.044), este Proyecto consiste en la articulación coordinada de los Gabinetes Estadales y las entidades del territorio Nacional, en la realización de las actividades (certámenes, seminarios, conferencias, cursos, tomas culturales, ediciones de libros y revistas, ciclos populares de cine y exposiciones).

- Consolidación de la Formación en la Modalidad de las Artes y Capacitación en el Trabajo Cultural Comunitario (Bs. 38.174.846), consiste en articular los esfuerzos para la formación de artistas y cultores, mediante estrategias integradas que garanticen el desarrollo artístico-cultural de las jóvenes generaciones, cuya vocación, aptitudes e intereses estén vinculados al quehacer humano y partan de las realidades y diversidades propias de los estudios académicos en la Modalidad de las Artes (música, danza, teatro y artes plásticas) y el Trabajo Cultural Comunitario (artes culinarias, artes plásticas, corte y costura, entre otras), dirigidos a 7.800 estudiantes.

En cuanto a los Proyectos que se ejecutarán, por medio de los Entes Adscritos, cabe destacar que éstos fueron diseñados siguiendo las políticas estratégicas para cada plataforma cultural, con el propósito de expandir la oferta cultural y atender al mayor número de beneficiarios posible en todo el territorio nacional. En tal sentido, a continuación se precisa, el número de Proyectos que se acometerán, el monto de los recursos presupuestarios, los Entes involucrados y su alcance.

- Patrimonio, a través de esta Plataforma se desarrollarán 4 Proyectos, cuyo monto asciende a Bs. 248.534.697, con la intervención de los siguientes Organismos:

  - Fundación Centro de la Diversidad Cultural
  - Instituto del Patrimonio Cultural
  - Fundación Centro Nacional de la Historia
  - Instituto Autónomo de Biblioteca Nacional y Servicios de Biblioteca

Entre los diversos Proyectos que merecen la pena señalar se encuentran los correspondientes a los talleres interculturales para la promoción de nuestros cultores y cultoras, artesanos y artistas a nivel nacional, impulso al estudio, la investigación, resguardo y difusión de la Historia de Venezuela, así como el rescate y conservación de nuestros bienes patrimoniales.

- Libro y la Lectura, los Entes que se especifican a continuación acometerán la realización de 13 Proyectos, para los cuales se cuenta con Bs. 100.875.107.

  - Centro Nacional del Libro
  - Fundación Biblioteca Ayacucho
  - Fundación Casa Nacional de las Letras Andrés Bello
  - Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos
  - Fundación Distribuidora Venezolana de la Cultura
  - Fundación Editorial el Perro y la Rana
  - Fundación Imprenta de la Cultura
  - Fundación Librerías del Sur
  - Monte Ávila Editores Latinoamericana C.A.

- Cine y Medios Audiovisuales, los organismos vinculados con esta Plataforma realizarán 10 Proyectos, para lo cual contarán con Bs. 88.398.671. Ellos son:

  - Centro Nacional Autónomo de Cinematografía
  - Fundación Centro Nacional del Disco
  - Fundación Cinemateca Nacional
  - Fundación Distribuidora Nacional de Cine Amazonia Films
  - Fundación Villa del Cine

Entre las acciones de particular interés se destacan: el financiamiento de obras cinematográficas, proyectos de producción cultura a nivel nacional, realización de talleres, ampliación y fortalecimiento a la producción discográfica de acción social, patrimonial y artística, diversificación de la oferta fílmica en Venezuela y distribución de obras audiovisuales nacionales en el exterior, además de la producción de largometrajes y documentales.

- Artes Escénicas y Musicales, mediante los Entes que se indican a continuación, se acometerán un total de 8 Proyectos, para lo cual contarán con Bs. 199.855.295.

  - Compañía Nacional de Teatro
  - Fundación Casa del Artista
  - Fundación Compañía Nacional de Danza
  - Fundación Compañía Nacional de Música
  - Fundación Teatro Teresa Carreño
  - Fundación Vicente Emilio Sojo
  - Instituto de las Artes Escénicas y Musicales

Los Proyectos de esta Plataforma estarán enfocados a la ampliación de los bienes y servicios culturales que permitan nuevas audiencias, presentar espectáculos y eventos de diversos géneros artísticos, así como fortalecer y divulgar los valores de identidad nacional, equidad e igualdad con alcance progresivo a todos los sectores de la comunidad, al igual que la formación y capacitación de los recursos humanos necesarios para las diferentes disciplinas artísticas.

- Artes de la Imagen y el Espacio, cabe destacar que a través de los Entes que conforman esta Plataforma se implementarán 6 Proyectos, que ascienden a la cantidad de Bs. 147.859.338

  - Fundación Centro Nacional de la Fotografía
  - Fundación Museos Nacionales
  - Fundación Red de Arte
  - Instituto de las Artes de la Imagen y el Espacio

A través de esta Plataforma se ejecutarán Proyectos que permitirán ampliar la línea de productos para las Artes del Ministerio, apoyando a los creadores(as) visuales de Venezuela. Asimismo, las acciones a emprender permitirán posicionar a la fotografía como instrumento de transformación socialista de las comunidades, a través de actividades de proyección y formación del hecho fotográfico con factores de identidad nacional, realización de actividades para el entendimiento y valoración del patrimonio artístico, fortalecimiento y ampliación de la red de tiendas y galerías de arte en todo el territorio nacional que coadyuven a la representación, promoción y difusión de las diferentes expresiones artísticas y nos permita fortalecer la relación arte – comunidad.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
113.603	460074000	Turismo cultural	Trabajador Beneficiado	370	370	740	4.785.535			4.785.535
113.578	460075000	Socialización y homogenización de la gestión archivística de Venezuela. Fase II	Serie			6	15.431.832			15.431.832
113.569	460076000	Fábrica de medios	Producción			4.940	35.189.310			35.189.310
113.567	460077000	Construcción, acondicionamiento y rehabilitación de la infraestructura cultural del país	Obra			17	27.000.000			27.000.000
113.571	460078000	Presencia internacional	Evento			122	20.637.076			20.637.076
113.601	460079000	Presencia nacional	Oficina			24	134.237.044			134.237.044
113.598	460080000	Consolidación de la formación en la modalidad de las artes y capacitación en el trabajo cultural comunitario	Estudiante			7.800	38.174.846			38.174.846
	469999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			560.821.173	560.821.173			560.821.173
						TOTAL	**836.276.816**			**836.276.816**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
460001000	Dirección y Coordinación de los Gastos de los Trabajadores	80.986.276			80.986.276
460002000	Gestión Administrativa	271.070.858			271.070.858
460003000	Previsión y Protección Social	25.667.166			25.667.166
460007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	500.000			500.000
	TOTAL	**378.224.300**			**378.224.300**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**181**	**170**		**351**	**6.967.690**	**1.577.569**	**8.545.259**
Alto Nivel y de Dirección	1	4		5	478.072		478.072
Directivo	123	92		215	3.762.448		3.762.448
Profesional y Técnico	10	4		14	366.255	255.845	622.100
Personal Administrativo	19	14		33	650.877	441.528	1.092.405
Obrero	28	56		84	1.710.038	880.196	2.590.234
Personal Contratado	**416**	**561**		**977**	**28.577.325**		**28.577.325**
Personal Administrativo	416	561		977	28.577.325		28.577.325
TOTAL	**597**	**731**		**1.328**	**35.545.015**	**1.577.569**	**37.122.584**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	26	31	**57**	**5.700.154**
Empleados	26	31	57	5.700.154
Jubilados	156	128	**284**	**19.967.012**
Empleados	156	128	284	19.967.012
TOTAL	**182**	**159**	**341**	**25.667.166**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	178.646.723			178.646.723
4.02	Materiales, suministros y mercancías	48.268.063			48.268.063
4.03	Servicios no personales	135.437.980			135.437.980
4.04	Activos reales	30.403.869			30.403.869
4.07	Transferencias y donaciones	821.744.481			821.744.481
	TOTAL	**1.214.501.116**			**1.214.501.116**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	787.020.636			787.020.636
4.07.01.00.00	Transferencias y donaciones corrientes internas	787.020.636			787.020.636
4.07.01.03.00	Transferencias corrientes internas al sector público	787.020.636			787.020.636
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	781.264.970			781.264.970
	- A0002 Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas	160.605.594			160.605.594
	- A0150 Instituto del Patrimonio Cultural	20.513.082			20.513.082
	- A0158 Compañía Nacional de Teatro	6.421.713			6.421.713
	- A0161 Fundación Compañia Nacional de Música	17.497.353			17.497.353
	- A0301 Fundación Biblioteca Ayacucho	6.720.571			6.720.571
	- A0342 Fundación Casa Nacional de las Letras Andrés Bello	6.671.695			6.671.695
	- A0371 Fundación Vicente Emilio Sojo	1.945.473			1.945.473

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- A0372 Fundación Teatro Teresa Carreño	78.716.438			78.716.438
	- A0373 Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos	19.067.475			19.067.475
	- A0374 Fundación Librerías del Sur	17.907.995			17.907.995
	- A0375 Fundación Casa del Artista	20.548.490			20.548.490
	- A0378 Centro de la Diversidad Cultural	20.446.086			20.446.086
	- A0390 Fundación Cinemateca Nacional	20.693.337			20.693.337
	- A0417 Fundación Centro Nacional de la Fotografía (CENAF)	5.584.557			5.584.557
	- A0424 Fundación Museos Nacionales	105.973.279			105.973.279
	- A0449 Fundación Distribuidora Venezolana de la Cultura	11.494.977			11.494.977
	- A0450 Fundación Compañia Nacional de Danza	15.225.098			15.225.098
	- A0451 Fundación Villa del Cine	32.211.576			32.211.576
	- A0452 Fundación Misión Cultura	1.497.528			1.497.528
	- A0453 Fundación Editorial El Perro y La Rana	14.666.808			14.666.808
	- A0454 Fundación Distribuidora Nacional de Cine, Amazonía Films	6.622.340			6.622.340
	- A0459 Fundación Red de Arte	11.128.185			11.128.185
	- A0462 Fundación Imprenta de la Cultura	23.601.703			23.601.703
	- A0469 Fundación Centro Nacional del Disco (CENDIS)	11.656.699			11.656.699
	- A0486 Fundación Centro Nacional de la Historia	23.368.232			23.368.232
	- A0821 Centro Nacional Autónomo de Cinematografía (CNAC)	17.214.719			17.214.719
	- A0829 Centro Nacional del Libro (CNL)	18.589.920			18.589.920
	- A0948 Instituto de las Artes Escénicas y Musicales	59.500.730			59.500.730
	- A0949 Instituto de las Artes de la Imagen y el Espacio	25.173.317			25.173.317
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	5.755.666			5.755.666
	- A0838 Monteavila Editores Latinoamericana, C.A.	5.755.666			5.755.666

PROYECTO: COD. N.E: 113603 COD. PPTO: 460074000 Turismo cultural

UNIDAD DE MEDIDA: Trabajador Beneficiado

CANTIDAD: Fem.(370) Mas.(370) Total(740)

ASIGNACIÓN PRESUPUESTARIA: 4.785.535

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Diseñar mecanismos que impulsen la valoración, la proyección y la consolidación del sentido de pertenencia, identidad y preservación del patrimonio cultural de la nación

OBJETIVOS ESPECÍFICOS: Incentivar la interrelación de los trabajadores y trabajadoras del Ministerio del Poder Popular para la Cultura y sus Entes Adscritos, mediante el turismo, para resaltar los valores patrimoniales, culturales, históricos y geográficos del país.

RESULTADO: Trabajadores y trabajadoras del Ministerio del Poder Popular para la Cultura y sus Entes Adscritos beneficiados y beneficiadas viajando por los estados del territorio nacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	360.356					360.356
4.02	Materiales, suministros y mercancías	703.456					703.456
4.03	Servicios no personales	3.221.723					3.221.723
4.04	Activos reales	500.000					500.000
	TOTAL	**4.785.535**					**4.785.535**

PROYECTO: COD. N.E: 113578 COD. PPTO: 460075000 Socialización y homogenización de la gestión archivística de Venezuela. Fase II

UNIDAD DE MEDIDA: Serie

CANTIDAD: Fem.(0) Mas.(0) Total(6)

ASIGNACIÓN PRESUPUESTARIA: 15.431.832

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Velar por la custodia, conservación, preservación, difusión y divulgación del patrimonio documental como garantía de nuestra identidad y valorizando al servicio de la sociedad, la memoria histórica del país.

OBJETIVOS ESPECÍFICOS: Procesar mediante técnicas de tratamiento archivístico las series documentales del Archivo General de la Nación.

RESULTADO: Series documentales con tratamiento archivístico

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	10.499.184					10.499.184
4.02	Materiales, suministros y mercancías	862.899					862.899
4.03	Servicios no personales	3.441.882					3.441.882
4.04	Activos reales	627.867					627.867
	TOTAL	**15.431.832**					**15.431.832**

PROYECTO: COD. N.E: 113569 COD. PPTO: 460076000 Fábrica de medios

UNIDAD DE MEDIDA: Producción

CANTIDAD: Fem.(0) Mas.(0) Total(4.940)

ASIGNACIÓN PRESUPUESTARIA: 35.189.310

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Implementar el seguimiento de las acciones comunicacionales en el ámbito cultural conjuntamente con los comandos nacionales, regionales y municipales

OBJETIVOS ESPECÍFICOS: Incrementar la producción, promoción y difusión de las producciones de radio y televisión, micros, largometrajes y semanarios culturales impresos y digitales, a nivel nacional.

RESULTADO: Producciones de radio, televisión, micros, largometrajes y semanarios culturales, promocionados y difundidos a nivel nacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	10.000.407					10.000.407
4.02	Materiales, suministros y mercancías	8.318.914					8.318.914
4.03	Servicios no personales	8.583.310					8.583.310
4.04	Activos reales	6.000.000					6.000.000
4.07	Transferencias y donaciones	2.286.679					2.286.679
	TOTAL	**35.189.310**					**35.189.310**

PROYECTO:	COD. N.E: 113567 COD. PPTO: 460077000 Construcción, acondicionamiento y rehabilitación de la infraestructura cultural del país
UNIDAD DE MEDIDA:	Obra
CANTIDAD:	Fem.(0) Mas.(0) Total(17)
ASIGNACIÓN PRESUPUESTARIA:	27.000.000
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Coordinar y evaluar la ejecución de las diferentes obras de infraestructura para uso cultural
OBJETIVOS ESPECÍFICOS:	Construir, acondicionar y rehabilitar la infraestructura cultural del país.
RESULTADO:	Obras construidas, acondicionadas y rehabilitadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.671.886					2.671.886
4.02	Materiales, suministros y mercancías	79.500					79.500
4.03	Servicios no personales	8.748.614					8.748.614
4.04	Activos reales	15.500.000					15.500.000
	TOTAL	**27.000.000**					**27.000.000**

PROYECTO: COD. N.E: 113571 COD. PPTO: 460078000 Presencia internacional

UNIDAD DE MEDIDA: Evento

CANTIDAD: Fem.(0) Mas.(0) Total(122)

ASIGNACIÓN PRESUPUESTARIA: 20.637.076

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Participar en programas, eventos y actividades culturales que sean realizada en el exterior con miras a intercambiar experiencias entre Venezuela y los pueblos del mundo, así como difundir nuestros valores culturales.

OBJETIVOS ESPECÍFICOS: Incrementar la presencia, en escenarios internacionales, de la obra de nuestros intelectuales y artistas, así como la inmensa diversidad de expresiones tradicionales que nos identifican como pueblo, en acciones planificadas de forma conjunta con los organismos responsables de diseñar la proyección de la imagen del país en el exterior

RESULTADO: Eventos internacionales organizados en el exterior y en Venezuela.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.877.502					1.877.502
4.02	Materiales, suministros y mercancías	493.500					493.500
4.03	Servicios no personales	16.326.074					16.326.074
4.04	Activos reales	170.000					170.000
4.07	Transferencias y donaciones	1.770.000					1.770.000
	TOTAL	**20.637.076**					**20.637.076**

PROYECTO: COD. N.E: 113601 COD. PPTO: 460079000 Presencia nacional

UNIDAD DE MEDIDA: Oficina

CANTIDAD: Fem.(0) Mas.(0) Total(24)

ASIGNACIÓN PRESUPUESTARIA: 134.237.044

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Impulsar una gestión de gobierno de participación popular masiva en las artes, las letras y las manifestaciones culturales tradicionales para la reafirmación del sentido de identidad.

OBJETIVOS ESPECÍFICOS: Coordinar con los Gabinetes Estadales y los niveles de gobierno (nacional, estadal y local) el trabajo en común entre las instituciones públicas, las agrupaciones, los colectivos y los individuos, los ámbitos de creación de las manifestaciones de las culturas populares.

RESULTADO: Gabinetes Estadales articulados con los niveles de gobierno (nacional, estadal y local) y el trabajo en común entre las instituciones públicas, las agrupaciones, los colectivos y los individuos, en los ámbitos de creación de las manifestaciones culturas populares

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	40.865.396					40.865.396
4.02	Materiales, suministros y mercancías	22.320.000					22.320.000
4.03	Servicios no personales	65.468.972					65.468.972
4.04	Activos reales	5.582.676					5.582.676
	TOTAL	**134.237.044**					**134.237.044**

PROYECTO: COD. N.E: 113598 COD. PPTO: 460080000 Consolidación de la formación en la modalidad de las artes y capacitación en el trabajo cultural comunitario

UNIDAD DE MEDIDA: Estudiante

CANTIDAD: Fem.(0) Mas.(0) Total(7.800)

ASIGNACIÓN PRESUPUESTARIA: 38.174.846

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Generar mecanismos que permitan la creación de espacios para la realización y el disfrute de la cultura como un bien irrenunciable del ciudadano

OBJETIVOS ESPECÍFICOS: Formar a la población estudiantil en la modalidad de las artes y a las comunidades en la capacitación del trabajo cultural comunitario

RESULTADO: Estudiantes con intereses, vocaciones y aptitudes en la formación para las artes y capacitación para el trabajo cultural comunitario

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	33.124.846					33.124.846
4.02	Materiales, suministros y mercancías	2.505.000					2.505.000
4.03	Servicios no personales	2.245.000					2.245.000
4.04	Activos reales	300.000					300.000
	TOTAL	**38.174.846**					**38.174.846**

PROYECTO: COD. PPTO: 469999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(560.821.173)

ASIGNACIÓN PRESUPUESTARIA: 560.821.173

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Avanzar en la conformación de una nueva Estructura Social

OBJETIVOS ESPECÍFICOS: Transferir recursos financieros a los Entes para la ejecución de los proyectos

RESULTADO: 12

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	560.821.173					560.821.173
	TOTAL	**560.821.173**					**560.821.173**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	560.821.173					560.821.173
4.07.01.00.00	Transferencias y donaciones corrientes internas	560.821.173					560.821.173
4.07.01.03.00	Transferencias corrientes internas al sector público	560.821.173					560.821.173
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	556.792.207					556.792.207
	- A0002 Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas	112.423.916					112.423.916
	- A0150 Instituto del Patrimonio Cultural	14.359.157					14.359.157
	- A0158 Compañía Nacional de Teatro	4.495.199					4.495.199
	- A0161 Fundación Compañía Nacional de Música	12.248.147					12.248.147
	- A0301 Fundación Biblioteca Ayacucho	4.704.400					4.704.400
	- A0342 Fundación Casa Nacional de las Letras Andrés Bello	4.670.186					4.670.186
	- A0371 Fundación Vicente Emilio Sojo	1.361.831					1.361.831
	- A0372 Fundación Teatro Teresa Carreño	55.101.507					55.101.507
	- A0373 Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos	13.347.233					13.347.233
	- A0374 Fundación Librerías del Sur	12.535.597					12.535.597
	- A0375 Fundación Casa del Artista	14.383.943					14.383.943
	- A0378 Centro de la Diversidad Cultural	14.312.260					14.312.260
	- A0390 Fundación Cinemateca Nacional	14.398.654					14.398.654
	- A0417 Fundación Centro Nacional de la Fotografía (CENAF)	3.909.190					3.909.190
	- A0424 Fundación Museos Nacionales	85.356.698					85.356.698
	- A0449 Fundación Distribuidora Venezolana de la Cultura	8.046.484					8.046.484
	- A0450 Fundación Compañía Nacional de Danza	10.657.569					10.657.569
	- A0451 Fundación Villa del Cine	22.548.103					22.548.103

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
	- A0452 Fundación Misión Cultura	1.048.270					1.048.270
	- A0453 Fundación Editorial El Perro y La Rana	10.266.766					10.266.766
	- A0454 Fundación Distribuidora Nacional de Cine, Amazonía Films	4.635.638					4.635.638
	- A0459 Fundación Red de Arte	7.789.730					7.789.730
	- A0462 Fundación Imprenta de la Cultura	16.521.192					16.521.192
	- A0469 Fundación Centro Nacional del Disco (CENDIS)	8.159.689					8.159.689
	- A0486 Fundación Centro Nacional de la Historia	16.357.762					16.357.762
	- A0821 Centro Nacional Autónomo de Cinematografía (CNAC)	10.868.309					10.868.309
	- A0829 Centro Nacional del Libro (CNL)	13.012.944					13.012.944
	- A0948 Instituto de las Artes Escénicas y Musicales	41.650.511					41.650.511
	- A0949 Instituto de las Artes de la Imagen y el Espacio	17.621.322					17.621.322
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	4.028.966					4.028.966
	- A0838 Monteavila Editores Latinoamericana, C.A.	4.028.966					4.028.966

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	79.247.146					79.247.146
4.03	Servicios no personales	1.739.130					1.739.130
	TOTAL	**80.986.276**					**80.986.276**

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	12.694.794					12.694.794
4.03	Servicios no personales	25.453.275					25.453.275
4.04	Activos reales	1.723.326					1.723.326
4.07	Transferencias y donaciones	231.199.463					231.199.463
	TOTAL	**271.070.858**					**271.070.858**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	226.199.463					226.199.463
4.07.01.00.00	Transferencias y donaciones corrientes internas	226.199.463					226.199.463
4.07.01.03.00	Transferencias corrientes internas al sector público	226.199.463					226.199.463
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	224.472.763					224.472.763
	- A0002 Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas	48.181.678					48.181.678
	- A0150 Instituto del Patrimonio Cultural	6.153.925					6.153.925
	- A0158 Compañía Nacional de Teatro	1.926.514					1.926.514
	- A0161 Fundación Compañía Nacional de Música	5.249.206					5.249.206
	- A0301 Fundación Biblioteca Ayacucho	2.016.171					2.016.171
	- A0342 Fundación Casa Nacional de las Letras Andrés Bello	2.001.509					2.001.509
	- A0371 Fundación Vicente Emilio Sojo	583.642					583.642
	- A0372 Fundación Teatro Teresa Carreño	23.614.931					23.614.931
	- A0373 Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos	5.720.242					5.720.242
	- A0374 Fundación Librerías del Sur	5.372.398					5.372.398
	- A0375 Fundación Casa del Artista	6.164.547					6.164.547
	- A0378 Centro de la Diversidad Cultural	6.133.826					6.133.826
	- A0390 Fundación Cinemateca Nacional	6.294.683					6.294.683
	- A0417 Fundación Centro Nacional de la Fotografía (CENAF)	1.675.367					1.675.367
	- A0424 Fundación Museos Nacionales	20.616.581					20.616.581
	- A0449 Fundación Distribuidora Venezolana de la Cultura	3.448.493					3.448.493

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
	- A0450 Fundación Compañía Nacional de Danza	4.567.529					4.567.529
	- A0451 Fundación Villa del Cine	9.663.473					9.663.473
	- A0452 Fundación Misión Cultura	449.258					449.258
	- A0453 Fundación Editorial El Perro y La Rana	4.400.042					4.400.042
	- A0454 Fundación Distribuidora Nacional de Cine, Amazonia Films	1.986.702					1.986.702
	- A0459 Fundación Red de Arte	3.338.455					3.338.455
	- A0462 Fundación Imprenta de la Cultura	7.080.511					7.080.511
	- A0469 Fundación Centro Nacional del Disco (CENDIS)	3.497.010					3.497.010
	- A0486 Fundación Centro Nacional de la Historia	7.010.470					7.010.470
	- A0821 Centro Nacional Autónomo de Cinematografía (CNAC)	6.346.410					6.346.410
	- A0829 Centro Nacional del Libro (CNL)	5.576.976					5.576.976
	- A0948 Instituto de las Artes Escénicas y Musicales	17.850.219					17.850.219
	- A0949 Instituto de las Artes de la Imagen y el Espacio	7.551.995					7.551.995
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.726.700					1.726.700
	- A0838 Monteavila Editores Latinoamericana, C.A.	1.726.700					1.726.700

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	25.667.166					25.667.166
	TOTAL	**25.667.166**					**25.667.166**

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	290.000					290.000
4.03	Servicios no personales	210.000					210.000
	TOTAL	500.000					500.000

50

Ministerio del Poder Popular para el Deporte

MINISTERIO DEL PODER POPULAR PARA EL DEPORTE

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

En el marco del Proyecto Nacional "Simón Bolívar", el Ministerio del Poder Popular para el Deporte, tiene como propósitos fundamentales garantizar a las venezolanas y venezolanos, el derecho a la práctica sistemática del deporte y demás actividades físicas y recreativas vinculadas con la salud y el desarrollo integral del ser humano, así como elevar el rendimiento del deporte competitivo nacional.

En este sentido y en aras de garantizar el derecho constitucional establecido en el articulo 111 de la Constitución de la República Bolivariana de Venezuela, se deben crear las condiciones para que cada ciudadano, participe en actividades deportivas y recreativas de manera regular y sistemática en pro del bienestar personal, de la salud y de una mejor calidad de vida. En este orden de ideas, se guiará a la gestión deportiva de las instituciones del Estado hacia la búsqueda de la inclusión social y el bienestar colectivo, como máxima expresión de la suprema felicidad del pueblo venezolano.

Misión

Es el Órgano responsable de formular la política deportiva nacional, a cuyos efectos le corresponde normar, coordinar, planificar y fomentar el desarrollo sistemático de las actividades físicas y deportivas en todo el territorio nacional como política de recreación y salud pública, en coordinación con el Ministerio del Poder Popular para la Salud, además de estimular el desarrollo del deporte escolar y la educación física en coordinación con el Ministerio del Poder Popular para la Educación, colaborar en las actividades de alto rendimiento, evaluar y regular las entidades deportivas del sector público y el sector privado de conformidad con la Ley que rige la materia, así como brindar atención integral a los atletas e incentivar a las personas, instituciones y comunidades que promuevan a los y las atletas y desarrollen actividades deportivas en el país.

Visión

Ser la institución del Estado venezolano que garantice el derecho social de la población a la práctica sistemática de la actividad física, el deporte y la recreación, mediante una gestión de calidad, a tono con las tendencias mundiales del sector, enmarcada en los principios éticos del socialismo, igualdad, corresponsabilidad social, y democracia participativa y protagónica.

En concordancia con el propósito señalado, se fija como estrategia general la construcción y puesta en marcha del Sistema Deportivo Bolivariano mediante el cual se dará respuesta a las necesidades y demandas de la población en materia deportiva, articulando los subsistemas, educativos, comunal, indígena, laboral y de rendimiento, cuya interrelación involucra permanentemente a sus actores de forma representativa, participativa y protagónica, buscando alcanzar el buen vivir y la formación de una cultura física mediante la transformación de la población con relación a la práctica sistemática de la actividad física, el deporte y la recreación.

En este sentido, para el ejercicio fiscal 2012, el Ministerio estima ejecutar los siguientes proyectos:

- **Fortalecimiento Institucional y Tecnológico.**

  Este proyecto tiene tres componentes interrelacionados, el organizativo, el de capacitación del personal y el tecnológico, dirigidos al fortalecimiento del Ministerio y sus entes adscritos, a fin de contribuir de manera conjunta a superar las debilidades detectadas a nivel de procesos, estructura, formación y plataforma tecnológica.

- **Observatorio Nacional de Actividad Física, Recreación y Deporte. III Etapa.**

  El Observatorio Nacional de Actividad Física, Recreación y Deporte permite disponer de información estadística deportiva y a su vez facilita las proyecciones en aspectos de interés para los asuntos públicos deportivos. Dicha información es una fuente estratégica para atender los problemas sociales desde la perspectiva del desarrollo humano integral que permita fortalecer los valores humanistas del proceso revolucionario, mediante la generación del conocimiento y el desarrollo de los procesos metodológicos para el fomento de la investigación y evaluación en el área de la política pública en materia deportiva.

- **Formación de la Reserva Deportiva.**

  El proyecto esta encaminado a resolver la problemática existente en el Talento Deportivo Nacional a través de la implementación de un plan estratégico que permita incrementar la reserva deportiva nacional por medio de la atención integral a estudiantes - átletas con perspectivas hacia el alto rendimiento, ofreciéndoles la posibilidad de demostrar sus avances deportivos durante el desarrollo de un ciclo competitivo a nivel nacional e internacional.

Entes adscritos al Despacho del Ministerio del Poder Popular para el Deporte:

- **Instituto Nacional de Deportes (I.N.D.)**

  Le corresponde ejecutar políticas tendentes a la universalización de los derechos deportivos de toda la población venezolana mediante la masificación del deporte estudiantil, la atención médica preventiva, el desarrollo de las ciencias aplicadas al deporte y el desarrollo de la infraestructura deportiva, mediante el plan de reparación, mantenimiento y conservación de canchas, gimnasios, estadios y otros espacios deportivos.

- **Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jóvenes, Adultos (as) y Adultos (as) Mayores (Fundaexar)**

  Le corresponde ejecutar políticas que garanticen el mejoramiento de la calidad del programa de atención a los y las atletas de alto rendimiento en situación de retiro, enmarcadas en los lineamientos generales Primer Plan Socialista del Desarrollo Económico y Social de la Nación 2007 – 2013, rumbo al socialismo. Mediante el otorgamiento de ayudas socio-económicas para resolver situaciones de salud, vivienda y otras contingencias que viven nuestros deportistas que en el pasado representaron al país en diversas competencias internacionales.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
113.584	500057000	Fortalecimiento Institucional y Tecnológico	Sistema			2	27.888.139			27.888.139
113.581	500058000	Observatorio Nacional de Actividad Física, Recreación y Deporte. III Etapa	Fase			4	4.765.972			4.765.972
113.586	500059000	Formación de la Reserva Deportiva	Atleta Atendido			1.200	14.295.379			14.295.379
	509999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			803.226.941	771.258.552			771.258.552
						TOTAL	818.208.042			818.208.042

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
500001000	Dirección y Coordinación de los Gastos de los Trabajadores	208.594.407			208.594.407
500002000	Gestión Administrativa	256.403.734			256.403.734
500003000	Previsión y Protección Social	133.978			133.978
500007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	11.314.343			11.314.343
	TOTAL	476.446.462			476.446.462

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**193**	**133**	**183**	**509**	**11.944.539**	**4.017.650**	**15.962.189**
Altos Funcionarios y de Elección Popular		1		1	25.241		25.241
Alto Nivel y de Dirección	6	4	6	16	347.592		347.592
Directivo	8	9	7	24	479.344		479.344
Profesional y Técnico	103	62	127	292	7.647.081	3.297.069	10.944.150
Personal Administrativo	57	28	31	116	2.205.428	720.581	2.926.009
Obrero	19	29	12	60	1.239.853		1.239.853
Personal Contratado	**242**	**536**		**778**	**24.252.296**		**24.252.296**
Profesional y Técnico	83	316		399	16.261.464		16.261.464
Personal Administrativo	159	220		379	7.990.832		7.990.832
TOTAL	**435**	**669**	**183**	**1.287**	**36.196.835**	**4.017.650**	**40.214.485**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados		1	**1**	**133.978**
Empleados		1	1	133.978
TOTAL		**1**	**1**	**133.978**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	231.488.575			231.488.575
4.02	Materiales, suministros y mercancías	16.215.077			16.215.077
4.03	Servicios no personales	28.002.174			28.002.174
4.04	Activos reales	3.170.981			3.170.981
4.07	Transferencias y donaciones	1.015.777.697			1.015.777.697
	TOTAL	**1.294.654.504**			**1.294.654.504**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	1.002.234.376			1.002.234.376
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.002.234.376			1.002.234.376
4.07.01.03.00	Transferencias corrientes internas al sector público	1.002.234.376			1.002.234.376
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.002.234.376			1.002.234.376
	- A0049 Instituto Nacional de Deportes (IND)	999.627.067			999.627.067
	- A0479 Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jovenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)	2.607.309			2.607.309

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.190.000			2.190.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.190.000			2.190.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	2.190.000			2.190.000
4.07.01.01.77	Subsidios a entidades deportivas y recreativas de carácter privado	2.190.000			2.190.000
	- S1908 Federación Venezolana de Baloncesto	30.000			30.000
	- S1921 Federación Venezolana de Deportes Acuáticos	30.000			30.000
	- S1928 Federación Venezolana de Ajedrez	20.000			20.000
	- S1935 Federación Venezolana de Fútbol	30.000			30.000
	- S1936 Federación Venezolana de Judo	30.000			30.000
	- S1939 Federación Venezolana de Tenis de Mesa	20.000			20.000
	- S1944 Federación Venezolana de Balonmano	30.000			30.000
	- S1947 Federación Venezolana de Atletismo	70.000			70.000
	- S1963 Federación Venezolana de Voleibol	40.000			40.000
	- S1969 Asociación Civil Talento Deportivo Barinas	70.000			70.000
	- S1970 Asociación Civil de Padres y Representantes de la Unidad Educativa Talentos Deportivos del Estado Trujillo	70.000			70.000
	- S1971 ASOUTED COJEDES	70.000			70.000
	- S1972 Asociación Civil Unidad Educativa de Talento Deportivo Monagas	70.000			70.000
	- S1973 Asociación Civil de Padres y Representantes de la Unidad Educativa Talento Deportivo Estado Sucre	70.000			70.000
	- S1974 Asociación Civil Unidad Educativa de Talento Deportivo del Estado Guárico	70.000			70.000
	- S1975 Asociación Civil Unidad Educativa de Talento Deportivo Yaracuy	70.000			70.000
	- S1976 Asociación Civil Unidad Educativa de Talento Deportivo Don José Beracasa	70.000			70.000
	- S1977 Asociación Civil Unidad Educativa de Formación Deportiva Carabobo	70.000			70.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S1978 Asociación Civil Unidad Educativa Nacional Talento Deportivo Aragua	70.000			70.000
	- S1979 Asociación Civil Sociedad de Padres y Representantes de la Unidad Educativa Maestro Gallegos	70.000			70.000
	- S2041 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo "Liceo Caracas" (UENTD)	70.000			70.000
	- S2042 Asociación Civil Unidad Educativa de Talento Deportivo del Municipio Tucupita del Estado Delta Amacuro	70.000			70.000
	- S2043 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo del Municipio Araure del Estado Portuguesa	70.000			70.000
	- S2044 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo del Municipio Camaguán del Estado Guárico	70.000			70.000
	- S2048 Asociación Civil Unidad Educativa de Talento Deportivo, Municipio Atures, Estado Amazonas	70.000			70.000
	- S2049 Asociación Civil Sociedad de Padres y Representantes Unidad Educativa de Talento Deportivo, Municipio Sebastián Francisco de Miranda, Calabozo Estado Guárico	70.000			70.000
	- S2051 Asociación Civil de Padres y Representantes de la Escuela Técnica Deportiva Chama, Estado Mérida	70.000			70.000
	- S2052 Asociación Civil Escuela de Formación Deportiva Bolívar, Municipio Heres, Estado Bolívar	70.000			70.000
	- S2053 Asociación Civil de Padres y Representantes Unidad Educativa de Talento Deportivo, Municipio Biruaca, Estado Apure	70.000			70.000
	- S2054 Asociación Civil de Padres y Representantes de la Unidad Educativa de Formación Deportiva, Municipio San Cristóbal, Estado Táchira	70.000			70.000
	- S2060 Asociación Civil Unidad Deportiva de Talentos Deportivos Nueva Esparta	70.000			70.000
	- S2095 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo Vargas	70.000			70.000
	- S2096 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talentos Deportivos Alí García Carrero	70.000			70.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S2097 Asociación Civil de Padres y Representantes de la Escuela Unidad Educativa Nacional Formación Deportiva Barquisimeto	70.000			70.000
	- S2144 Asociación Civil Unidad Educativa Lucrecia de Guardia, Municipio Miranda del Estado Falcón	70.000			70.000
	- S2234 Asociación Civil Sociedad de Padres y Representantes de la Unidad Educativa Nacional Gustavo Herrera	70.000			70.000

PROYECTO: COD. N.E: 113584 COD. PPTO: 500057000 Fortalecimiento Institucional y Tecnológico

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.(0) Mas.(0) Total(2)

ASIGNACIÓN PRESUPUESTARIA: 27.888.139

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Racionalizar los aspectos burocráticos y simplificar los trámites administrativos de la Institución.

OBJETIVOS ESPECÍFICOS: Mejorar la gestión del Ministerio del Poder Popular para el Deporte a través de una estructura organizativa alineada con la misión de la Institución, personal capacitado y tecnología que soporte los procesos.

RESULTADO: Procesos normados, documentados y/o automatizados.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	19.211.189					19.211.189
4.02	Materiales, suministros y mercancías	611.000					611.000
4.03	Servicios no personales	5.753.969					5.753.969
4.04	Activos reales	2.311.981					2.311.981
	TOTAL	**27.888.139**					**27.888.139**

PROYECTO: COD. N.E: 113581 COD. PPTO: 500058000 Observatorio Nacional de Actividad Física, Recreación y Deporte. III Etapa

UNIDAD DE MEDIDA: Fase

CANTIDAD: Fem.(0) Mas.(0) Total(4)

ASIGNACIÓN PRESUPUESTARIA: 4.765.972

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Fortalecer la investigación en las áreas de Actividad Física, Deportiva y Recreativa, así como las ciencias aplicadas al deporte

OBJETIVOS ESPECÍFICOS: Diseñar e implementar criterios teóricos - metodológicos para el seguimiento y evaluación de políticas públicas en el sector deporte, que permitan evaluar el Sistema Deportivo Nacional.

RESULTADO: Contar con un sistema informático y una base de información estadística especializada, actualizada y disponible para la consulta.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	3.950.038					3.950.038
4.02	Materiales, suministros y mercancías	99.742					99.742
4.03	Servicios no personales	506.192					506.192
4.04	Activos reales	105.000					105.000
4.07	Transferencias y donaciones	105.000					105.000
	TOTAL	**4.765.972**					**4.765.972**

PROYECTO: COD. N.E: 113586 COD. PPTO: 500059000 Formación de la Reserva Deportiva

UNIDAD DE MEDIDA: Atleta Atendido

CANTIDAD: Fem.(0) Mas.(0) Total(1.200)

ASIGNACIÓN PRESUPUESTARIA: 14.295.379

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Mejorar la atención y formación integral de los atletas

OBJETIVOS ESPECÍFICOS: Optimizar de forma integral el proceso de identificación, detección y selección de la reserva deportiva nacional, a partir de bases científicas para la formación, competición, seguimiento y control de los talentos deportivos de categorías menores en las Unidades Educativas de Talento Deportivo; así como la capacitación gradual y continua de sus entrenadores

RESULTADO: Estudiantes - atletas con talento deportivo incorporados y desarrollándose en un sistema deportivo nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	3.097.808					3.097.808
4.02	Materiales, suministros y mercancías	80.000					80.000
4.03	Servicios no personales	8.927.571					8.927.571
4.07	Transferencias y donaciones	2.190.000					2.190.000
	TOTAL	**14.295.379**					**14.295.379**

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	2.190.000					2.190.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.190.000					2.190.000
4.07.01.01.00	Transferencias corrientes internas al sector privado	2.190.000					2.190.000
4.07.01.01.77	Subsidios a entidades deportivas y recreativas de carácter privado	2.190.000					2.190.000
	- S1908 Federación Venezolana de Baloncesto	30.000					30.000
	- S1921 Federación Venezolana de Deportes Acuáticos	30.000					30.000
	- S1928 Federación Venezolana de Ajedrez	20.000					20.000
	- S1935 Federación Venezolana de Fútbol	30.000					30.000
	- S1936 Federación Venezolana de Judo	30.000					30.000
	- S1939 Federación Venezolana de Tenis de Mesa	20.000					20.000
	- S1944 Federación Venezolana de Balonmano	30.000					30.000
	- S1947 Federación Venezolana de Atletismo	70.000					70.000
	- S1963 Federación Venezolana de Voleibol	40.000					40.000
	- S1969 Asociación Civil Talento Deportivo Barinas	70.000					70.000
	- S1970 Asociación Civil de Padres y Representantes de la Unidad Educativa Talentos Deportivos del Estado Trujillo	70.000					70.000
	- S1971 ASOUTED COJEDES	70.000					70.000
	- S1972 Asociación Civil Unidad Educativa de Talento Deportivo Monagas	70.000					70.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S1973 Asociación Civil de Padres y Representantes de la Unidad Educativa Talento Deportivo Estado Sucre	70.000					70.000
	- S1974 Asociación Civil Unidad Educativa de Talento Deportivo del Estado Guárico	70.000					70.000
	- S1975 Asociación Civil Unidad Educativa de Talento Deportivo Yaracuy	70.000					70.000
	- S1976 Asociación Civil Unidad Educativa de Talento Deportivo Don José Beracasa	70.000					70.000
	- S1977 Asociación Civil Unidad Educativa de Formación Deportiva Carabobo	70.000					70.000
	- S1978 Asociación Civil Unidad Educativa Nacional Talento Deportivo Aragua	70.000					70.000
	- S1979 Asociación Civil Sociedad de Padres y Representantes de la Unidad Educativa Maestro Gallegos	70.000					70.000
	- S2041 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo "Liceo Caracas" (UENTD)	70.000					70.000
	- S2042 Asociación Civil Unidad Educativa de Talento Deportivo del Municipio Tucupita del Estado Delta Amacuro	70.000					70.000
	- S2043 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo del Municipio Araure del Estado Portuguesa	70.000					70.000
	- S2044 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo del Municipio Camaguán del Estado Guárico	70.000					70.000
	- S2048 Asociación Civil Unidad Educativa de Talento Deportivo, Municipio Atures, Estado Amazonas	70.000					70.000
	- S2049 Asociación Civil Sociedad de Padres y Representantes Unidad Educativa de Talento Deportivo, Municipio Sebastián Francisco de Miranda, Calabozo Estado Guárico	70.000					70.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S2051 Asociación Civil de Padres y Representantes de la Escuela Técnica Deportiva Chama, Estado Mérida	70.000					70.000
	- S2052 Asociación Civil Escuela de Formación Deportiva Bolívar, Municipio Heres, Estado Bolívar	70.000					70.000
	- S2053 Asociación Civil de Padres y Representantes Unidad Educativa de Talento Deportivo, Municipio Biruaca, Estado Apure	70.000					70.000
	- S2054 Asociación Civil de Padres y Representantes de la Unidad Educativa de Formación Deportiva, Municipio San Cristóbal, Estado Táchira	70.000					70.000
	- S2060 Asociación Civil Unidad Deportiva de Talentos Deportivos Nueva Esparta	70.000					70.000
	- S2095 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talento Deportivo Vargas	70.000					70.000
	- S2096 Asociación Civil de Padres y Representantes de la Unidad Educativa de Talentos Deportivos Alí García Carrero	70.000					70.000
	- S2097 Asociación Civil de Padres y Representantes de la Escuela Unidad Educativa Nacional Formación Deportiva Barquisimeto	70.000					70.000
	- S2144 Asociación Civil Unidad Educativa Lucrecia de Guardia, Municipio Miranda del Estado Falcón	70.000					70.000
	- S2234 Asociación Civil Sociedad de Padres y Representantes de la Unidad Educativa Nacional Gustavo Herrera	70.000					70.000

PROYECTO: COD. PPTO: 509999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(803.226.941)

ASIGNACIÓN PRESUPUESTARIA: 771.258.552

DIRECTRIZ ESTRATÉGICA: No Aplica

OBJETIVO ESTRATÉGICO: NO DEFINIDO

OBJETIVOS ESPECÍFICOS: NO DEFINIDO

RESULTADO: Apoyar a los entes

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	771.258.552					771.258.552
	TOTAL	**771.258.552**					**771.258.552**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	771.258.552					771.258.552
4.07.01.00.00	Transferencias y donaciones corrientes internas	771.258.552					771.258.552
4.07.01.03.00	Transferencias corrientes internas al sector público	771.258.552					771.258.552
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines emprésariales	771.258.552					771.258.552
	- A0049 Instituto Nacional de Deportes (IND)	769.433.435					769.433.435

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0479 Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jóvenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)	1.825.117					1.825.117

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	205.229.540					205.229.540
4.03	Servicios no personales	3.364.867					3.364.867
TOTAL		**208.594.407**					**208.594.407**

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	7.424.335					7.424.335
4.03	Servicios no personales	9.449.575					9.449.575
4.04	Activos reales	754.000					754.000
4.07	Transferencias y donaciones	238.775.824					238.775.824
	TOTAL	256.403.734					256.403.734

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	230.975.824					230.975.824
4.07.01.00.00	Transferencias y donaciones corrientes internas	230.975.824					230.975.824
4.07.01.03.00	Transferencias corrientes internas al sector público	230.975.824					230.975.824
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	230.975.824					230.975.824
	- A0049 Instituto Nacional de Deportes (IND)	230.193.632					230.193.632
	- A0479 Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jovenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)	782.192					782.192

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	133.978					133.978
	TOTAL	**133.978**					**133.978**

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	8.000.000					8.000.000
4.07	Transferencias y donaciones	3.314.343					3.314.343
	TOTAL	**11.314.343**					**11.314.343**

52

Ministerio del Poder Popular para los Pueblos Indígenas

MINISTERIO DEL PODER POPULAR PARA LOS PUEBLOS INDÍGENAS

El Ministerio del Poder Popular para los Pueblos Indígenas, como órgano rector de políticas gubernamentales para el ámbito indígena, tiene como objetivo principal para el Ejercicio Fiscal 2012 continuar dirigiendo su mayor esfuerzo en la construcción, integración y consolidación de los pueblos y comunidades indígenas, con el fin de dar cumplimiento a los lineamientos generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013. El cual tiene como punto de partida la construcción de una estructura social incluyente, productiva y socialista.

En este sentido, el Presupuesto para el Ejercicio Fiscal 2012 se formuló sobre la construcción de metas y objetivos destinados al fortalecimiento y participación de los pueblos indígenas en todos los niveles; el diseño de estrategias que permitan dar respuesta inmediata y comprometida a las necesidades que resultan de carácter indispensable para la gestión institucional y proyectando las adquisiciones mas importantes tomando en cuenta las existencias institucionales y racionalizando el gasto público.

En el marco de su política gubernamental y Plan Operativo Anual el ministerio llevará a cabo los siguientes proyectos:

- Atención Continua a la Población Indígena en Situación de Extrema Vulnerabilidad Asentada en el Territorio Nacional con una asignación de Bs. 30.029.627 prevé atender a 119.800 indígenas y permitirá desarrollar estructuras y condiciones que favorezcan la inclusión social, cultural y económica de los pueblos indígenas, igualmente se cumplirá con el mandato constitucional de hacer efectivo el derecho de los pueblos indígenas a tener una salud integral preservada por el Estado Venezolano, en armonía con sus prácticas, principios y culturas; velando por el acceso oportuno y efectivo de los servicios de salud, educación, vivienda, mediante jornadas de asistencia médica preventiva-curativa y el suministro de alimentos, vestidos y demás insumos necesarios para mejorar su calidad de vida.

- Fortalecimiento de la Participación Social y Empoderamiento en los Pueblos y Comunidades Indígenas, el cual cuenta con Bs. 125.380.977 para beneficiar a 54.545 familias; orientado a fortalecer a las comunidades mediante la conformación de los Consejos Comunales Indígenas, la promoción de eventos de ética bidireccional y el impulso de las comunas socio-productivas tradicionales indígenas, a través de la dotación de insumos necesarios propiciando así la integración de las poblaciones y comunidades indígenas, manteniendo sus tradiciones y estimulando la promoción de eventos que propendan la inserción de las comunidades originarias con el resto del país.

- Fortalecer la Unidad de Estadística del Ministerio del Poder Popular para los Pueblos Indígenas formulado bajo los lineamientos del Plan Estadístico Nacional (PEN), en el marco del Plan de Desarrollo Económico y Social de la Nación 2007-2013 para la producción, divulgación y uso social e institucional de las estadísticas, tiene un costo de Bs. 247.480

Es importante, resaltar que los proyectos expuestos darán cumplimiento al Articulo 119 de la Constitución de la República Bolivariana de Venezuela el cual reza: "El Estado reconocerá la existencia de los pueblos y comunidades indígenas, su organización social, política y económica, sus culturas, usos y costumbres, idiomas y religiones, así como su hábitat y derechos ordinarios sobre las tierras que ancestral y tradicionalmente ocupan y que son necesarias para desarrollar y garantizar sus formas de vida. Corresponderá al Ejecutivo Nacional, con la participación de los pueblos indígenas, demarcar y garantizar el derecho a la propiedad colectiva de sus tierras, las cuales serán inalienables, imprescriptibles, inembargables e intransferibles de acuerdo con lo establecido en esta Constitución y la Ley".

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
115.169	520021000	Fortalecer la unidad de estadística del Ministerio del Poder Popular para los Pueblos Indígenas.	Unidad			1	247.480			247.480
114.862	520022000	Atención continua a la población indígena en condición de extrema vulnerabilidad asentada en el territorio nacional	Indígena Atendido	59.900	59.900	119.800	30.029.627			30.029.627
114.988	520023000	Fortalecimiento de la participación social y empoderamiento en los pueblos y comunidades indígenas	Familia Atendida			54.545	125.380.977			125.380.977
						TOTAL	155.658.084			155.658.084

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
520001000	Dirección y Coordinación de los Gastos de los Trabajadores	11.360.000			11.360.000
520002000	Gestión Administrativa	20.000.000			20.000.000
	TOTAL	31.360.000			31.360.000

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**35**	**114**	**7**	**156**	**3.225.300**		**3.225.300**
Altos Funcionarios y de Elección Popular	1			1	22.884		22.884
Alto Nivel y de Dirección	27	27	3	57	1.374.744		1.374.744
Obrero	7	87	4	98	1.827.672		1.827.672
Personal Contratado	**192**	**180**	**17**	**389**	**8.153.099**		**8.153.099**
Profesional y Técnico	48	30	9	87	1.894.852		1.894.852
Personal Administrativo	144	150	8	302	6.258.247		6.258.247
TOTAL	**227**	**294**	**24**	**545**	**11.378.399**		**11.378.399**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	39.000.000			39.000.000
4.02	Materiales, suministros y mercancías	16.147.840			16.147.840
4.03	Servicios no personales	27.217.006			27.217.006
4.04	Activos reales	7.190.906			7.190.906
4.07	Transferencias y donaciones	97.462.332			97.462.332
	TOTAL	**187.018.084**			**187.018.084**

PROYECTO: COD. N.E: 115169 COD. PPTO: 520021000 Fortalecer la Unidad de Estadística del Ministerio del Poder Popular para los Pueblos Indígenas.

UNIDAD DE MEDIDA: Unidad

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 247.480

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Contar con una data de estadísticas actualizadas que nos permita tomar decisiones acertadas

OBJETIVOS ESPECÍFICOS: Realizar estudios de alcance en la población indígena a nivel Nacional con la finalidad de generar datos estadísticos.

RESULTADO: Unidad de estadística del Ministerio del Poder Popular para los Pueblos indígenas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	40.480					40.480
4.03	Servicios no personales	147.000					147.000
4.04	Activos reales	60.000					60.000
	TOTAL	**247.480**					**247.480**

PROYECTO: COD. N.E: 114862 COD. PPTO: 520022000 Atención Continua a la Población Indígena en Condición de Extrema Vulnerabilidad Asentada en el Territorio Nacional

UNIDAD DE MEDIDA: Indígena Atendido

CANTIDAD: Fem.(59.900) Mas.(59.900) Total(119.800)

ASIGNACIÓN PRESUPUESTARIA: 30.029.627

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Mantener el desarrollo de estructuras y las condiciones que favorezcan la inclusión social, cultural y económica de los pueblos indígenas.

OBJETIVOS ESPECÍFICOS: Consolidar el suministro de recursos materiales, médicos, alimenticios y educativos.

RESULTADO: Personas Indígenas Atendidas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	11.000.000					11.000.000
4.02	Materiales, suministros y mercancías	1.970.000					1.970.000
4.03	Servicios no personales	2.559.627					2.559.627
4.04	Activos reales	250.000					250.000
4.07	Transferencias y donaciones	14.250.000					14.250.000
	TOTAL	**30.029.627**					**30.029.627**

PROYECTO:	COD. N.E: 114988 COD. PPTO: 520023000 Fortalecimiento de la Participación Social y Empoderamiento en los Pueblos y Comunidades Indígenas
UNIDAD DE MEDIDA:	Familia Atendida
CANTIDAD:	Fem.(0) Mas.(0) Total(54.545)
ASIGNACIÓN PRESUPUESTARIA:	125.380.977
DIRECTRIZ ESTRATÉGICA:	Establecimiento de un Modelo Productivo Socialista
OBJETIVO ESTRATÉGICO:	Establecer las estrategias que permitan fortalecer el crecimiento endógeno sostenido de los pueblos y comunidades indígenas.
OBJETIVOS ESPECÍFICOS:	Desarrollar estructura y condiciones que favorezcan la inclusión social, cultural y económica de los pueblos indígenas.
RESULTADO:	Familia Indígena Atendida.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	17.000.000					17.000.000
4.02	Materiales, suministros y mercancías	7.313.788					7.313.788
4.03	Servicios no personales	15.604.857					15.604.857
4.04	Activos reales	2.250.000					2.250.000
4.07	Transferencias y donaciones	83.212.332					83.212.332
	TOTAL	**125.380.977**					**125.380.977**

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	11.000.000					11.000.000
4.03	Servicios no personales	360.000					360.000
	TOTAL	**11.360.000**					**11.360.000**

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	6.823.572					6.823.572
4.03	Servicios no personales	8.545.522					8.545.522
4.04	Activos reales	4.630.906					4.630.906
	TOTAL	**20.000.000**					**20.000.000**

53

Ministerio del Poder Popular para el Comercio

MINISTERIO DEL PODER POPULAR PARA EL COMERCIO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Ministerio del Poder Popular para el Comercio, creado mediante Decreto N° 6.626, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.130 de fecha 03/03/2009 y constituido por los Viceministerios de Comercio Exterior e Interior, Unidades Desconcentradas y Entes Adscritos, constituye un soporte organizacional del Estado, para diseñar y desarrollar las políticas que contribuyan al crecimiento económico de la Nación.

Las metas del Ministerio para el ejercicio fiscal 2012, se enmarcan en el Proyecto Nacional Simón Bolívar – Primer Plan Socialista PPS 2007-2013, dentro de las siguientes líneas estratégicas:

- Desarrollar la conciencia revolucionaria (el nuevo ser humano).
- Masificar una cultura que fortalezca la identidad nacional, Latinoamérica y Caribeña.
- Fomentar la participación organizada del pueblo en la planificación de la producción y la socialización equitativa de los excedentes.
- Garantizar la participación protagónica de la población en la Administración Pública Nacional.
- Expandir la economía social, cambiando el modelo de apropiación y distribución de excedentes.
- Fortalecer los sectores nacionales de manufactura y otros servicios.
- Asegurar una participación eficiente del Estado en la economía.
- Consolidar el carácter endógeno de la economía.
- Incrementar la producción nacional de ciencia, tecnología e innovación hacia necesidades y potencialidades del país.
- Mejorar el apoyo institucional para la ciencia, la tecnología y la innovación.
- Profundizar la integración con países de América Latina y El Caribe.

El presupuesto del Ministerio asciende a Bs. 302.269.567, destinándose a la ejecución de las acciones centralizadas Bs. 229.014.449 y a los proyectos Bs. 73.255.118.

Dentro de las competencias del Despacho se encuentra la de formular, regular y ejecutar políticas, planes y proyectos, orientados a la regulación de precios, revisar los efectos negativos de prácticas desleales del comercio internacional; así como la promoción de la inversión nacional y extranjera, las negociaciones comerciales internacionales y la libre competencia, entre otras.

Igualmente, tiene dentro de sus competencias la provisión de bienes, prestación de servicios y obras requeridas por el Estado Venezolano, la propiedad intelectual, la defensa de las personas en el acceso de los bienes y servicios, y ejercer la rectoría en materia de calidad, incluyendo la normalización, certificación, acreditación, metrología y reglamentos técnicos para la producción de bienes y servicios.

COMISIÓN ANTIDUMPING SOBRE SUBSIDIOS (CASS)

La Comisión Antidumping y sobre Subsidios, como organismo encargado de proteger a la producción nacional de los efectos negativos causados por prácticas desleales del comercio internacional e incremento de importaciones, se ha planteado para el año 2012 el proyecto "Fortalecer el uso de los mecanismos de defensa comercial, para promover la producción nacional desde el comercio", con el objetivo de implementar una estrategia de defensa comercial más allá de los mecanismos tradicionales de alivio comercial, para impulsar el desarrollo de la producción desde el comercio, en el marco de la nueva concepción de las relaciones económicas internacionales. En tal sentido, con una asignación de Bs. 3.950.000, tiene programado establecer y optimizar el sistema de información del organismo, con el fin de detectar oportunamente las necesidades de defensa comercial y realizar investigaciones para la adopción de medidas, especialmente en los sectores de la confección, calzado, siderúrgico y plástico, entre otros, así como integrar esfuerzos con miras a fortalecer el desarrollo integral y el comercio justo entre Venezuela y sus aliados.

SUPERINTENDENCIA PARA LA PROMOCIÓN Y PROTECCIÓN DE LA LIBRE COMPETENCIA (PROCOMPETENCIA)

En el marco de la Ley asignada a la Superintendencia para la Promoción y Protección de la Libre Competencia (PROCOMPETENCIA) y siguiendo la política del Ministerio del Poder Popular para el Comercio, orientada a contribuir al desarrollo económico, en la medida que se creen las condiciones para que los agentes económicos realicen sus actividades en situación de igualdad y bajo el principio de comercio justo, se le asignan para el año 2012 la cantidad de Bs. 10.400.000, para la ejecución del proyecto "Regulación, sanción y control de las concentraciones económicas evitando las prácticas ilícitas de comercio y promoviendo su inserción en la perspectiva socialista", cuyo objetivo es regular y controlar las concentraciones económicas y evitar las prácticas ilícitas de comercio. En este sentido, la Superintendencia para la Promoción y Protección de la Libre Competencia, busca instruir y organizar a la comunidad para que pueda ejercer la participación protagónica, mediante la asistencia a talleres que instruyan sobre las relaciones del mercado y sus consecuencias.

SUPERINTENDENCIA DE INVERSIONES EXTRANJERAS (SIEX)

En el marco de las competencias que por Ley tiene asignada la SIEX, se encuentran impulsar la inversión extranjera productiva y la transferencia de tecnología hacia el país, mediante las siguientes acciones: promover, captar, proteger y registrar los flujos de capitales en las actividades productivas, a través de las inversiones realizadas en empresas nacionales, mixtas y extranjeras, así como registrar y fiscalizar los contratos de transferencia de tecnología.

Para el ejercicio económico-financiero 2012, la SIEX tiene una asignación presupuestaria de Bs.12.099.748, con lo cual se prevé fortalecer la emisión de actos administrativos mediante el registro de documentos que permitan garantizar, evidenciar, calificar y cuantificar la inversión productiva, en sus diferentes modalidades, realizadas por empresas constituidas en el país, además de controlar las mismas a través de procesos de fiscalización en todo el territorio nacional. Asimismo, emitirá y difundirá reportes estadísticos, diseñará y divulgará el proyecto para una nueva normativa de inversión, y finalmente concertará acuerdos estratégicos que protejan las inversiones realizadas dentro del marco del ALBA y otros esquemas de integración estratégica.

INSTITUTO PARA LA DEFENSA DE LAS PERSONAS EN EL ACCESO A LOS BIENES Y SERVICIOS (INDEPABIS)

Es el órgano responsable de la aplicación de la Ley para la Defensa de las Personas en el Acceso a los Bienes y Servicios, por lo que ha definido sus objetivos estratégicos, políticas institucionales y proyectos, con el propósito fundamental de defender, proteger y salvaguardar los derechos e intereses individuales y colectivos en el acceso de las personas a los bienes y servicios. En tal sentido, los proyectos a desarrollar han focalizando su accionar en el modelo de desarrollo de país que actualmente se construye, el cual privilegia la inclusión social y la superación de la pobreza, determinando de esta manera la creación de una nueva institucionalidad revolucionaria del Estado.

Las actividades que llevará adelante el Indepabis, profundizarán y consolidarán la participación activa y protagónica de las comunidades, en defensa, protección y salvaguarda de los derechos económicos en resguardo de la paz social, la justicia, el derecho a la vida y la salud del pueblo, en aras de la transformación y consolidación de una sociedad de incluidos, a través de cinco lineamientos o políticas institucionales: Información, Formación y Organización, Fiscalización e Inspección, Resolución de Conflictos y Fortalecimiento Institucional.

Para el año 2012 el instituto cuenta con un presupuesto de Bs. 65.000.000 de los cuales Bs. 61.000.000 corresponden a la transferencias de la República.

SERVICIO AUTÓNOMO NACIONAL DE NORMALIZACIÓN, CALIDAD, METROLOGÍA Y REGLAMENTOS TÉCNICOS (SENCAMER)

La operación del Servicio Autónomo Nacional de Normalización, Calidad, Metrología y Reglamentos Técnicos (Sencamer), estará dirigida a impulsar el fortalecimiento de los subsistemas de metrología, reglamentaciones, acreditaciones y ensayos, y a promover el desarrollo de los servicios que presta: evaluación de entes y organismos para la acreditación, calibración de equipos e instrumentos y conformación de productos según los reglamentos y normas. De igual manera, se procura la adecuación del sistema venezolano de calidad al nuevo modelo productivo socialista, para atender las necesidades y exigencias de las empresas socialistas en materia de calidad, para lo cual se prevé la recuperación de laboratorios, la ampliación de la cobertura en materia de calidad y la prestación de asistencia técnica a las unidades productivas socialistas.

Para el año 2012, al Servicio se le asignan recursos por transferencias de la República por Bs. 3.188.948, para dar cumplimiento a las metas previstas de la gestión institucional, el logro de estas metas se alcanza mediante la realización de evaluaciones documentales y evaluaciones in situ, requeridos para la obtención de la acreditación de organismos de evaluación de la conformidad, así como atenciones, evaluaciones y registros de las autorizaciones, además de la evaluación de los diferentes entes y organismos susceptibles de acreditación, así como la aplicación de la evaluación en las áreas legal e industrial de la metrología a los equipos e instrumentos de medición a nivel nacional, procedimientos, para establecer los requisitos que deben cumplir los productos, servicios o procesos a fin de garantizar la salud, seguridad, protección ambiental y evitar practicas que puedan inducir a error. Asimismo, se plantea la promoción y formación de las organizaciones populares a través de los Comités de Vigilancia de la Calidad Social a fin de ejercer conjuntamente la soberanía sobre la calidad conforme al nuevo modelo de producción socialista.

SERVICIO AUTÓNOMO DE LA PROPIEDAD INTELECTUAL (SAPI)

El Servicio Autónomo de la Propiedad Intelectual (SAPI) tiene como visión impulsar las transformaciones en el marco jurídico existente, en materia de derecho de autor, marcas y patentes, a fin de crear un nuevo modelo productivo socialista, que contribuya a la democratización y acceso de las tecnologías y las creaciones artísticas, a todo el pueblo venezolano.

Para el año 2012, los proyectos presentados contribuiran a aminorar los lapsos de tramitación de los servicios que presta la institución, haciendo más eficiente su desempeño al automatizar buena parte de ellos, lo que redundará en una mejor imagen del servicio y un incremento en los trámites. Igualmente, los elementos de difusión de los temas relacionados con la propiedad intelectual, presentes en algunos de los proyectos a ejecutar, contribuirán de manera significativa al cumplimiento de esta expectativa.

El presupuesto del SAPI asciende a Bs. 42.740.102, el mismo será financiado con sus ingresos propios.

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Fecha inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
N.E	Ppto.								
110843	530029000	Sistema Alternativo y Complementario de Distribución de Productos de Consumo Masivo.	01-01-11	31-12-12	377.533	698.547			1.076.080
		TOTAL			**377.533**	**698.547**			**1.076.080**

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad						
N.E.	Ppto.			Fem.	Masc.	Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
110.843	530029000	Sistema alternativo y complementario de distribución de productos de consumo masivo.	Red			5	698.547			698.547
114.797	530036000	Fortalecer el uso de los mecanismos de defensa comercial para promover la producción nacional desde el comercio	Documento			23	3.950.000			3.950.000
114.766	530037000	Regulación, sanción y control de las concentraciones económicas evitando las prácticas ilicitas de comercio y promoviendo su inserción en la perspectiva socialista.	Acto Administrativo			37	10.400.000			10.400.000
114.840	530038000	Profundización de las relaciones comerciales con los países del Alba y aliados para la consolidación del Modelo Socialista.	Evento			3	625.000			625.000
115.013	530039000	Inversión productiva con orientación socialista (Parte II).	Empresa			25	12.099.748			12.099.748
116.427	530040000	Generar nuevas condiciones de intercambio comercial entre los pueblos, en el marco de los nuevos esquemas de integración.	Informe de Ejecución			2	665.000			665.000
	539999000	Aportes y transferencias para financiar los proyectos de los entes descentralizados	Bolívar			44.816.823	44.816.823			44.816.823
TOTAL							73.255.118			73.255.118

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
530001000	Dirección y Coordinación de los Gastos de los Trabajadores	100.437.028			100.437.028
530002000	Gestión Administrativa	56.468.814			56.468.814
530003000	Previsión y Protección Social	57.108.607			57.108.607
530007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	15.000.000			15.000.000
	TOTAL	**229.014.449**			**229.014.449**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**281**	**287**	**19**	**587**	**12.593.933**	**3.432.073**	**16.026.006**
Altos Funcionarios y de Elección Popular	1			1	25.241	15.371	40.612
Alto Nivel y de Dirección	14	26	7	47	907.386	37.058	944.444
Profesional y Técnico	119	64	12	195	4.689.733	1.129.586	5.819.319
Personal Administrativo	42	16		58	1.497.637	268.033	1.765.670
Obrero	105	181		286	5.473.936	1.982.025	7.455.961
Personal Contratado	**137**	**147**		**284**	**8.743.432**		**8.743.432**
Profesional y Técnico	89	46		135	5.451.217		5.451.217
Personal Administrativo	35	51		86	2.456.005		2.456.005
Obrero	13	50		63	836.210		836.210
TOTAL	**418**	**434**	**19**	**871**	**21.337.365**	**3.432.073**	**24.769.438**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	200	190	**390**	**20.271.657**
Obreros	154	136	290	10.864.719
Empleados	46	54	100	9.406.938
Jubilados	627	198	**825**	**36.836.950**
Alto Nivel y de Dirección	62	18	80	953.254
Obreros	26	32	58	3.124.153
Empleados	539	148	687	32.759.543
TOTAL	**827**	**388**	**1.215**	**57.108.607**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	123.582.129			123.582.129
4.02	Materiales, suministros y mercancías	16.867.888			16.867.888
4.03	Servicios no personales	32.038.815			32.038.815
4.04	Activos reales	5.129.050			5.129.050
4.07	Transferencias y donaciones	124.351.685			124.351.685
4.11	Disminución de pasivos	300.000			300.000
	TOTAL	**302.269.567**			**302.269.567**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	64.188.948			64.188.948
4.07.01.00.00	Transferencias y donaciones corrientes internas	64.188.948			64.188.948
4.07.01.03.00	Transferencias corrientes internas al sector público	64.188.948			64.188.948
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	64.188.948			64.188.948
	- A0205 Servicio Autónomo Nacional de Normalización, Calidad, Metrología y Reglamentos Técnicos (SENCAMER)	3.188.948			3.188.948
	- A1344 Instituto para la Defensa de las Personas en el Acceso a Bienes y Servicios (INDEPABIS)	61.000.000			61.000.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	3.004.130			3.004.130
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.004.130			3.004.130
4.07.01.01.00	Transferencias corrientes internas al sector privado	3.004.130			3.004.130
4.07.01.01.73	Subsidios a instituciones benéficas privadas	2.680.130			2.680.130
	- S0730 Guardería Infantil Negra Hipólita	1.010.000			1.010.000
	- S1500 Comite de Damas del Ministerio de la Producción y el Comercio	1.670.130			1.670.130
4.07.01.01.75	Subsidios a organismos laborales y gremiales	24.000			24.000
	- S1751 Asociación de Jubilados y Pensionados de Corpoindustria (ASOJUBI)	12.000			12.000
	- S1752 Asociación de Jubilados y Pensionados del Ministerio de Producción y el Comercio	12.000			12.000
4.07.01.01.99	Otras transferencias corrientes internas al sector privado	300.000			300.000
	- S0690 Fundación Tecnológica de Seguridad Integral (FUNSEIN)	300.000			300.000

PROYECTO: COD. N.E: 110843 COD. PPTO: 530029000 Sistema Alternativo y Complementario de Distribución de Productos de Consumo Masivo.

UNIDAD DE MEDIDA: Red

CANTIDAD: Fem.(0) Mas.(0) Total(5)

ASIGNACIÓN PRESUPUESTARIA: 698.547

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Instaurar progresivamente el predominio de la propiedad social directa e indirecta sobre los medios de distribución en áreas estratégicas de interés social.

OBJETIVOS ESPECÍFICOS: Impulsar el desarrollo de un sistema alternativo de distribución y comercialización, a objeto de orientar el comercio interno hacia la satisfacción de las necesidades básicas de la población, aumentando la disponibilidad de los productos, que permitan mejorar los niveles de abastecimiento y precios de los bienes y servicios, en especial, los declarados de primera necesidad.

RESULTADO: Satisfacción de las necesidades básicas de la población, creando condiciones de mercado, que permitan mejorar los niveles de abastecimiento y precios de los bienes y servicios, en especial, los declarados de primera necesidad.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	275.000					275.000
4.03	Servicios no personales	298.547					298.547
4.04	Activos reales	125.000					125.000
	TOTAL	**698.547**					**698.547**

PROYECTO:	COD. N.E: 114797 COD. PPTO: 530036000 Fortalecer el Uso de los Mecanismos de Defensa Comercial para Promover la Producción Nacional desde el Comercio
UNIDAD DE MEDIDA:	Documento
CANTIDAD:	Fem.(0) Mas.(0) Total(23)
ASIGNACIÓN PRESUPUESTARIA:	3.950.000
DIRECTRIZ ESTRATÉGICA:	Establecimiento de un Modelo Productivo Socialista
OBJETIVO ESTRATÉGICO:	Usar los mecanismos de defensa comercial para la protección de la producción nacional (medidas antidumping, subsidios y salvaguardas).
OBJETIVOS ESPECÍFICOS:	Aplicar los mecanismos de defensa comercial para promover y defender la producción nacional, con el objeto de fortalecer los sectores productivos estratégicos para la soberanía productiva, y así contribuir a incrementar los niveles de bienestar económico y social de la población.
RESULTADO:	Mecanismos de defensa comercial para garantizar la protección y promoción de los sectores productivos estratégicos, y contribuir a la consolidación del modelo productivo socialista.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	3.870.520					3.870.520
4.02	Materiales, suministros y mercancías	69.148					69.148
4.03	Servicios no personales	10.332					10.332
	TOTAL	**3.950.000**					**3.950.000**

PROYECTO: COD. N.E: 114766 COD. PPTO: 530037000 Regulación, sanción y control de las concentraciones económicas evitando las prácticas ilícitas de comercio y promoviendo su inserción en la perspectiva socialista.

UNIDAD DE MEDIDA: Acto Administrativo

CANTIDAD: Fem.(0) Mas.(0) Total(37)

ASIGNACIÓN PRESUPUESTARIA: 10.400.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Contribuir con el desarrollo endógeno del sector productivo del país a través de la protección de la industria nacional, aplicando políticas e instrumentos legales que impidan las prácticas monopólicas y de abuso de posición de dominio de empresas nacionales e internacionales.

OBJETIVOS ESPECÍFICOS: Reducir las prácticas ilícitas de comercio y las concentraciones económicas en el marco del nuevo modelo productivo socialista, conjuntamente con la organización y formación de la comunidad, en aras de su participación protagónica.

RESULTADO: Reducir las actividades de concentración económica, en aras de fortalecer y proteger la industria nacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	8.900.000					8.900.000
4.02	Materiales, suministros y mercancías	341.000					341.000
4.03	Servicios no personales	618.000					618.000
4.04	Activos reales	541.000					541.000
	TOTAL	**10.400.000**					**10.400.000**

PROYECTO:	COD. N.E: 114840 COD. PPTO: 530038000 Profundización de las relaciones Comerciales con los países del Alba y Aliados para la consolidación del Modelo Socialista.
UNIDAD DE MEDIDA:	Evento
CANTIDAD:	Fem.(0) Mas.(0) Total(3)
ASIGNACIÓN PRESUPUESTARIA:	625.000
DIRECTRIZ ESTRATÉGICA:	Avanzar hacia la Nueva Etapa en la Geopolítica Internacional
OBJETIVO ESTRATÉGICO:	Generar ejes geoeconómicos de intercambio entre los pueblos del sur, sobre los criterios de unión de los pueblos, complementaridad y solidaridad (Rutas del ALBA).
OBJETIVOS ESPECÍFICOS:	Promocionar la oferta exportable de los productos no tradicionales con los países ALBA y Aliados para impulsar progresivamente el cambio del modelo monoexportador venezolano
RESULTADO:	Actividades o eventos de promoción

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	125.000					125.000
4.03	Servicios no personales	350.000					350.000
4.04	Activos reales	150.000					150.000
	TOTAL	**625.000**					**625.000**

PROYECTO: COD. N.E: 115013 COD. PPTO: 530039000 Inversión productiva con orientación socialista (Parte II).

UNIDAD DE MEDIDA: Empresa

CANTIDAD: Fem.(0) Mas.(0) Total(25)

ASIGNACIÓN PRESUPUESTARIA: 12.099.748

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Permitir sólo la inversión extranjera productiva y asegurar la transferencia tecnológica.

OBJETIVOS ESPECÍFICOS: Aplicar las estrategias institucionales que favorezcan a la inversión nacional y extranjera, con orientación productiva y socialista, en el marco del Alba-TCP y el resto de las alianzas estratégicas del mundo multipolar.

RESULTADO: Servicio de registro, fiscalización y control de la inversión productiva y emisión de sus estadísticas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	10.961.381					10.961.381
4.02	Materiales, suministros y mercancías	370.440					370.440
4.03	Servicios no personales	616.927					616.927
4.04	Activos reales	151.000					151.000
	TOTAL	**12.099.748**					**12.099.748**

PROYECTO: COD. N.E: 116427 COD. PPTO: 530040000 Generar nuevas condiciones de intercambio comercial entre los pueblos, en el marco de los nuevos esquemas de integración.

UNIDAD DE MEDIDA: Informe de Ejecución

CANTIDAD: Fem.(0) Mas.(0) Total(2)

ASIGNACIÓN PRESUPUESTARIA: 665.000

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Generar ejes geoeconómicos de intercambio entre los pueblos del sur, sobre los criterios de unión de los pueblos, complementariedad y solidaridad (Rutas del ALBA)

OBJETIVOS ESPECÍFICOS: Impulsar alternativas de intercambio comercial basado en la complementariedad económica-productiva para profundizar la integración entre los países del ALBA y aliados.

RESULTADO: Formas alternativas de intercambio comercial entre los países del ALBA y aliados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	178.800					178.800
4.03	Servicios no personales	349.800					349.800
4.04	Activos reales	136.400					136.400
	TOTAL	**665.000**					**665.000**

PROYECTO: COD. PPTO: 539999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(44.816.823)

ASIGNACIÓN PRESUPUESTARIA: 44.816.823

DIRECTRIZ ESTRATÉGICA: No Aplica

OBJETIVO ESTRATÉGICO: Garantizar los recursos financieros para asegurar la ejecución de los proyectos de los entes descentralizados sin fines empresariales, adscritos al Ministerio

OBJETIVOS ESPECÍFICOS: Aportes y Transferencia para financiar los proyectos de los entes descentralizados sin fines empresariales, adscritos al Ministerio

RESULTADO: Permitir la ejecución de los proyectos de los entes adscritos descentralizados sin fines empresariales, adscritos al Ministerio

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	44.816.823					44.816.823
	TOTAL	**44.816.823**					**44.816.823**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	44.816.823					44.816.823
4.07.01.00.00	Transferencias y donaciones corrientes internas	44.816.823					44.816.823
4.07.01.03.00	Transferencias corrientes internas al sector público	44.816.823					44.816.823
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	44.816.823					44.816.823
	- A0205 Servicio Autónomo Nacional de Normalización, Calidad, Metrología y Reglamentos Técnicos (SENCAMER)	3.088.948					3.088.948
	- A1344 Instituto para la Defensa de las Personas en el Acceso a Bienes y Servicios (INDEPABIS)	41.727.875					41.727.875

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	99.850.228					99.850.228
4.03	Servicios no personales	586.800					586.800
	TOTAL	**100.437.028**					**100.437.028**

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	7.095.550					7.095.550
4.03	Servicios no personales	24.771.509					24.771.509
4.04	Activos reales	1.875.500					1.875.500
4.07	Transferencias y donaciones	22.426.255					22.426.255
4.11	Disminución de pasivos	300.000					300.000
	TOTAL	56.468.814					56.468.814

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	19.372.125					19.372.125
4.07.01.00.00	Transferencias y donaciones corrientes internas	19.372.125					19.372.125
4.07.01.03.00	Transferencias corrientes internas al sector público	19.372.125					19.372.125
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	19.372.125					19.372.125
	- A0205 Servicio Autónomo Nacional de Normalización, Calidad, Metrología y Reglamentos Técnicos (SENCAMER)	100.000					100.000
	- A1344 Instituto para la Defensa de las Personas en el Acceso a Bienes y Servicios (INDEPABIS)	19.272.125					19.272.125

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	3.004.130					3.004.130
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.004.130					3.004.130
4.07.01.01.00	Transferencias corrientes internas al sector privado	3.004.130					3.004.130
4.07.01.01.73	Subsidios a instituciones benéficas privadas	2.680.130					2.680.130
	- S0730 Guardería Infantil Negra Hipólita	1.010.000					1.010.000
	- S1500 Comite de Damas del Ministerio de la Producción y el Comercio	1.670.130					1.670.130
4.07.01.01.75	Subsidios a organismos laborales y gremiales	24.000					24.000
	- S1751 Asociación de Jubilados y Pensionados de Corpoindustria (ASOJUBI)	12.000					12.000
	- S1752 Asociación de Jubilados y Pensionados del Ministerio de Producción y el Comercio	12.000					12.000
4.07.01.01.99	Otras transferencias corrientes internas al sector privado	300.000					300.000
	- S0690 Fundación Tecnológica de Seguridad Integral (FUNSEIN)	300.000					300.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	57.108.607					57.108.607
	TOTAL	**57.108.607**					**57.108.607**

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancias	8.412.950					8.412.950
4.03	Servicios no personales	4.436.900					4.436.900
4.04	Activos reales	2.150.150					2.150.150
	TOTAL	15.000.000					15.000.000

54

Ministerio del Poder Popular para la Salud

MINISTERIO DEL PODER POPULAR PARA LA SALUD

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Para el ejercicio fiscal 2012 la inversión del área de salud se orienta a la prestación óptima del servicio, bajo los principios de gratuidad, universalidad, integralidad, equidad, integración social y solidaridad establecidos en la Constitución de la República Bolivariana de Venezuela, en este sentido el Ministerio del Poder Popular para la Salud (MPPS) direccionará esfuerzos en la integración del Sistema Público Nacional de Salud, así como en garantizar los objetivos estratégicos institucionales enmarcados en la Directriz de la Suprema Felicidad Social del Plan de Desarrollo Económico y Social de la Nación 2007-2013 "Plan Simón Bolívar – Primer Plan Socialista".

El presupuesto 2012 fue realizado, considerando la unificación del Sistema Público Nacional de Salud como estrategia para articular esfuerzos y evitar la dispersión de recursos, asumiendo el fortalecimiento de la capacidad rectora del Ministerio en la estructuración, organización y financiamiento de la red de servicios; lo cual permitirá mejorar la calidad en la prestación de la atención médica a través del "Acceso racional y oportuno a medicamentos esenciales, material médico quirúrgico y equipamiento de salud".

Siguiendo la línea del Ejecutivo Nacional, el presupuesto se formuló por proyectos, con metas y objetivos claros para continuar con las políticas públicas implementadas, lo cual se traducirá en vidas salvadas, mujeres embarazadas con control prenatal oportuno, establecimientos de salud en funcionamiento, niños y población en general inmunizados, intervenciones por cardiopatías congénitas realizadas, consultorios populares, Centro de Diagnóstico Integral (CDI), Salas de Rehabilitación Integral (SRI), Centro de Alta Tecnología (CAT) y hospitales dotados, medicamentos suministrados gratuitamente en el marco de la Misión Barrio Adentro, comunidades participando en la promoción de la calidad de vida, control epidemiológico ante brotes de enfermedades y en general en mejoras de las tasas o índices de morbi-mortalidad de la población; con énfasis en el cumplimiento de los objetivos y metas del milenio relacionados con el sector salud.

La ejecución de los proyectos para el 2012 responderá a los siguientes objetivos y políticas institucionales, enmarcadas en la propuesta de Plan Nacional de Salud:

- Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoría única del Ministerio del Poder Popular para la Salud (MPPS), y el desarrollo científico-tecnológico y de talento humano de calidad.
- Condiciones promotoras de calidad de vida y salud: Promover condiciones que favorezcan una producción social de la salud enmarcada en la convivencia solidaria, en armonía con la naturaleza y un modo de vida saludable en los territorios sociales.
- Participación protagónica y Poder Popular en Salud: Asegurar los mecanismos y espacios que permitan la participación protagónica del Poder Popular en la ejecución, seguimiento, control y evaluación del Plan Nacional de Salud, y su corresponsabilidad en el cumplimiento de las metas institucionales y de intervención sobre los determinantes de la salud en los distintos niveles de gestión de los territorios sociales.
- Disminuir las brechas sociales e inequidades en grupos priorizados de la población o por ciclo de vida, contribuyendo a elevar la calidad de vida: Promover condiciones para el rescate, protección, integración, capacitación, desarrollo y promoción de los grupos excluidos socialmente, que se encuentran en zonas urbanas o rurales y brindar atención integral a niños, niñas y adolescentes, adultos y adultas mayores y a la población con discapacidad.

El cumplimiento de los objetivos planteados buscan garantizar el impacto social propuesto en la ejecución de proyectos bandera como: Misión Barrio Adentro I, II, III y IV, Plan Nacional de Vacunación, "Proyecto Madre"- Misión Niño Jesús, Plan de Salud Indígena, fortalecimiento de la red de suministro y distribución de medicamentos, entre otros.

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Fecha inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
N.E	Ppto.								
110600	540074000	Apoyo a las poblaciones Warao del Delta del Orinoco	01-01-11	30-12-16	272.726	7.219.766	6.485.000	21.216.000	35.193.492
				TOTAL	272.726	7.219.766	6.485.000	21.216.000	35.193.492

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
N.E.	Ppto.		Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
				Fem.	Masc.	Total				
110.600	540074000	Apoyo a las poblaciones Warao del Delta del Orinoco	Persona Capacitada			2.700		7.219.766		7.219.766
114.414	540097000	Optimización de los servicios que componen la red asistencial del Sistema Público Nacional de Salud para atender integralmente a la población del estado Vargas	Consulta			224.384	105.973.372	13.734.022		119.707.394
113.915	540098000	Mejorar los servicios en la red asistencial, con calidad, que garanticen, promocionen, reserven, difundan y restituyan la salud de la población que acude al Sistema Público Nacional del estado Portuguesa.	Consulta			1.045.499	215.261.894	37.663.467		252.925.361
114.241	540099000	Consolidación de un sistema único de información en salud para el Ministerio del Poder Popular para la Salud	Reporte			2.764	4.910.268	183.971		5.094.239
114.422	540100000	Optimización de los servicios que componen la red asistencial del Sistema Público Nacional de Salud para atender integralmente a la población del estado bolivariano de Miranda	Consulta			3.986.374	305.504.688	70.848.141		376.352.829
113.811	540101000	Optimización de los servicios que componen la red asistencial del Sistema Público Nacional de Salud para atender integralmente a la población del estado Guárico	Consulta			532.094	200.179.808	46.754.565		246.934.373
114.552	540102000	Optimización de los servicios que componen la red asistencial del Sistema Público Nacional de Salud para atender a la población del Distrito Capital.	Consulta			1.514.699	624.521.607	112.663.082		737.184.689
114.436	540103000	Plan de salud para los pueblos indígenas.	Persona Atendida			44.400	7.377.113			7.377.113
114.533	540104000	Acceso racional y oportuno a medicamentos esenciales, material médico quirúrgico y equipamiento de salud	Medicamento			59.401.696	36.000.000	30.000.000		66.000.000
114.066	540106000	Atención integral de salud para las personas con discapacidad	Persona			559.159	11.200.000			11.200.000
114.064	540108000	Atención integral, oportuna y de calidad a pacientes con patologías de alto costo que requieren insumos y equipos para la resolución médica.	Servicio			40	85.688.342	98.765.451		184.453.793
114.234	540110000	Optimización de la atención integral en salud preventiva y especializada en los servicios de la red asistencial del Sistema Público Nacional de Salud, estado Delta Amacuro	Consulta			142.124	66.065.098	4.903.340		70.968.438

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
N.E.	Ppto.		Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
				Fem.	Masc.	Total				
113.952	540112000	Optimización de los servicios que compone la red asistencial del Sistema Público Nacional de Salud para brindar atención integral a la población de Cojedes.	Consulta			1.387.383	121.865.151	18.285.983		140.151.134
114.038	540113000	Promoción, prevención, supervisión y atenciones especiales en las áreas de salud bucal, visual, reumática, fibrosis quística y de donación y trasplante de órganos y tejidos.	Persona			11.756.243	15.849.532			15.849.532
113.764	540114000	Optimización de los servicios en los establecimientos de la red asistencial del Sistema Público Nacional de Salud en el estado Barinas	Consulta			1.367.046	229.666.126	25.759.390		255.425.516
114.467	540115000	Optimización de los servicios que componen la red asistencial del Sistema Público Nacional de salud para atender integralmente a la población del estado Amazonas	Consulta			569.633	68.679.689	7.903.178		76.582.867
113.942	540116000	Implementación de estrategias para la prevención y el control del VIH/SIDA, Tuberculosis, Asma y EPOC, y fortalecimiento de los servicios de bancos de sangre	Persona Beneficiada			1.497.792	177.518.871	357.812.079		535.330.950
113.779	540117000	Promoción a la salud sexual y reproductiva por ciclos de vida	Persona Beneficiada			1.500.000	20.800.596	724.322		21.524.918
114.277	540118000	Telesalud para el fortalecimiento al primer nivel de atención en zonas rurales dispersas.	Ambulatorio			20	1.385.026			1.385.026
114.564	540120000	Capacitación, formación, investigación y desarrollo del conocimiento técnico, tecnológico y humano en salud, orientado a la · consolidación del Sistema Público Nacional de Salud	Persona Beneficiada			4.925	96.808.748			96.808.748
114.165	540121000	Fortalecimiento de los sistemas de información para el análisis de la situación de salud, la vigilancia epidemiológica y las estadísticas de salud	Boletín			3.334	7.519.893			7.519.893
114.239	540122000	Fortalecimiento del esquema nacional de inmunizaciones.	Dosis			18.191.724	72.526.050	40.000.000		112.526.050
114.261	540123000	Generación de capacidades del talento humano y dotación de insumos, medicamentos y equipos para la promoción de la calidad de vida y salud, prevención de los factores de riesgo, diagnóstico precoz, atención integral y control de las enfermedades crónicas no transmisibles (ECNT) en la población.	Persona Beneficiada			2.822.875	26.158.956	15.000.000		41.158.956

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
114.136	540124000	Fortalecimiento de los centros hospitalarios asumidos por el nivel central, para mantener la atención a los usuarios de manera oportuna y de calidad.	Paciente	740.453	711.417	1.451.870	157.799.361	183.453.170		341.252.531
114.510	540125000	Fortalecimiento de la participación protagónica de los comités de salud como instancias de participación para la ejecución y seguimiento de las políticas públicas de salud en los territorios sociales.	Comité de Salud			2.800	531.392			531.392
114.004	540126000	Formación e incorporación de agentes comunitarios en atención primaria de salud en los ambulatorios rurales tipo I (AR-I), ubicados en comunidades indígenas y rurales dispersas en Venezuela.	Persona			584	3.100.000	965.000		4.065.000
113.923	540127000	Fortalecimiento de la gestión en salud ambiental, con enfoque multisectorial e integración de esfuerzos desde el ámbito nacional, estadal y municipal para el mejoramiento de las condiciones sanitario ambientales.	Actuación			25.000	22.762.694			22.762.694
114.113	540128000	Comunidad segura y vida plena.	Persona			4.360.000	34.413.198	56.000.000		90.413.198
114.203	540129000	Consolidación de la red de clínicas populares en el segundo nivel de atención en el marco del Sistema Público Nacional de Salud	Paciente			2.724.939	53.056.608	37.000.000		90.056.608
114.168	540130000	Consolidación de la red ambulatoria convencional (Ambulatorios urbanos tipo II y III y Centros de especialidades)	Ambulatorio			237	20.489.518			20.489.518
114.026	540131000	Organización y estructuración de la red de atención primaria en función al modelo de gestión participativo y en Áreas de Salud Integral Comunitaria (ASIC).	Ambulatorio			4.726	1.464.274			1.464.274
113.818	540132000	Fortalecimiento de la gestión del sistema de suministro de material médico-quirúrgico, utilización, uso racional de medicamentos y equipamiento en los establecimientos del I Nivel de Atención en Salud	Ambulatorio			307	31.846.312	19.935.726		51.782.038
	549998000	Transferencias de Competencias a los Estados Descentralizados	Bolívar			4.322.743.127	3.567.639.327	755.103.800		4.322.743.127
	549999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			2.362.616.069	2.053.223.081	309.392.988		2.362.616.069
						TOTAL	**8.447.786.593**	**2.250.071.441**		**10.697.858.034**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
540001000	Dirección y Coordinación de los Gastos de los Trabajadores	3.767.730.011	1.247.291.221		5.015.021.232
540002000	Gestión Administrativa	2.675.631.945	383.869.128		3.059.501.073
540003000	Previsión y Protección Social	553.147.691	125.987.976		679.135.667
	TOTAL	**6.996.509.647**	**1.757.148.325**		**8.753.657.972**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**40.385**	**27.014**	**254**	**67.653**	**1.603.986.088**	**248.506.099**	**1.852.492.187**
Altos Funcionarios y de Elección Popular	1			1	149.270		149.270
Alto Nivel y de Dirección	185	132	1	318	21.322.731		21.322.731
Profesional y Técnico	8.238	4.329	66	12.633	349.433.826	98.989.370	448.423.196
Personal Administrativo	8.517	4.545	64	13.126	250.847.588	42.881.141	293.728.729
Personal de Investigación	7	2	3	12	332.784	6.141	338.925
Personal Médico	8.325	5.900	101	14.326	411.513.287		411.513.287
Obrero	15.112	12.106	19	27.237	570.386.602	106.629.447	677.016.049
Personal Fijo a Tiempo Parcial	**289**	**171**		**460**	**9.036.835**	**3.712.891**	**12.749.726**
Profesional y Técnico	27	21		48	931.109	266.624	1.197.733
Personal Administrativo	231	118		349	6.734.738	741.555	7.476.293
Personal Médico	6	12		18	366.888	6.863	373.751
Obrero	25	20		45	1.004.100	2.697.849	3.701.949
Personal Contratado	**14.332**	**11.882**		**26.214**	**626.401.300**		**626.401.300**
Directivo	18	24		42	358.743		358.743
Profesional y Técnico	6.321	5.916		12.237	310.234.084		310.234.084
Personal Administrativo	2.495	1.401		3.896	74.712.722		74.712.722
Personal Docente	19	2		21	547.882		547.882
Personal Médico	1.548	892		2.440	88.402.305		88.402.305
Obrero	3.931	3.647		7.578	152.145.564		152.145.564
TOTAL	**55.006**	**39.067**	**254**	**94.327**	**2.239.424.223**	**252.218.990**	**2.491.643.213**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**3.748**	**2.205**	**5.953**	**167.732.045**
Médicos	94	379	473	13.331.275
Obreros	2.331	1.258	3.589	101.123.855
Empleados	1.323	568	1.891	53.276.915
Jubilados	**15.052**	**4.580**	**19.632**	**511.403.622**
Médicos	680	1.254	1.934	50.379.717
Obreros	9.833	845	10.678	278.156.473
Empleados	4.539	2.481	7.020	182.867.432
TOTAL	**18.800**	**6.785**	**25.585**	**679.135.667**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	5.486.760.922	1.586.046.389		7.072.807.311
4.02	Materiales, suministros y mercancias	932.788.282	661.265.527		1.594.053.809
4.03	Servicios no personales	272.547.682	142.411.812		414.959.494
4.04	Activos reales	90.330.670	39.107.703		129.438.373
4.07	Transferencias y donaciones	8.661.868.684	1.578.388.335		10.240.257.019
	TOTAL	**15.444.296.240**	**4.007.219.766**		**19.451.516.006**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	7.958.808.903	1.452.400.359		9.411.209.262
4.07.01.00.00	Transferencias y donaciones corrientes internas	7.863.489.412	1.431.273.218		9.294.762.630
4.07.01.03.00	Transferencias corrientes internas al sector público	7.863.489.412	1.431.273.218		9.294.762.630
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.866.778.234	399.737.813		3.266.516.047
	- A0025 Instituto Autónomo Hospital Universitario de Caracas (HUC)	630.309.841	143.282.934		773.592.775
	- A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)	134.503.225	48.134.524		182.637.749
	- A0093 Universidad Central de Venezuela (UCV)	577.100			577.100
	- A0119 Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)	119.019.637	35.080.909		154.100.546
	- A0153 Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)	527.722.290	119.957.848		647.680.138
	- A0181 Servicio Autónomo Instituto de Biomedicina	26.748.994	6.488.019		33.237.013
	- A0306 Fundación "José Félix Ribas" (FUNDARIBAS)	37.043.209	4.357.541		41.400.750
	- A0445 Fundación Hospital Cardiológico Infantil Latinoamericano Dr. Gilberto Rodríguez Ochoa	58.142.075	14.066.736		72.208.811
	- A0446 Fundación Misión Barrio Adentro	989.913.046			989.913.046
	- A0457 Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)	29.432.602	8.292.814		37.725.416
	- A0818 Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (CENASAI BOLÍVAR)	4.491.785	863.223		5.355.008
	- A0907 Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"	48.112.711	13.594.080		61.706.791
	- A0957 Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)	1.987.232	426.919		2.414.151
	- A0991 Servicio Autónomo de Contraloría Sanitaria (SACS)	23.714.603	5.192.266		28.906.869
	- A1602 Fundación Misión Niño Jesús	235.059.884			235.059.884
4.07.01.03.10	Transferencias corrientes al Poder Estadal	4.985.677.076	1.031.535.405		6.017.212.481
	- E5200 Estado Anzoátegui	354.867.926	73.921.109		428.789.035
	- E5300 Estado Apure	282.658.429	50.678.422		333.336.851

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E5400 Estado Aragua	481.725.953	88.817.587		570.543.540
	- E5600 Estado Bolívar	371.419.178	70.091.893		441.511.071
	- E5700 Estado Carabobo	414.202.255	85.928.093		500.130.348
	- E6000 Estado Falcón	204.091.983	44.317.977		248.409.960
	- E6200 Estado Lara	384.028.159	78.620.019		462.648.178
	- E6300 Estado Mérida	271.621.492	60.227.595		331.849.087
	- E6500 Estado Monagas	239.541.992	49.823.947		289.365.939
	- E6600 Estado Nueva Esparta	143.709.373	28.553.197		172.262.570
	- E6800 Estado Sucre	299.034.721	68.076.591		367.111.312
	- E6900 Estado Táchira	331.940.050	71.962.292		403.902.342
	- E7000 Estado Trujillo	324.024.449	69.207.740		393.232.189
	- E7100 Estado Yaracuy	204.928.103	44.098.121		249.026.224
	- E7200 Estado Zulia	677.883.013	147.210.822		825.093.835
4.07.01.03.11	Transferencias corrientes al Poder Municipal	11.034.102			11.034.102
	Apure	40.000			40.000
	- E5307 Municipio San Fernando	40.000			40.000
	Miranda	10.994.102			10.994.102
	- E6419 Municipio Sucre	10.994.102			10.994.102
4.07.03.00.00	Transferencias y donaciones de capital internas	95.319.491	21.127.141		116.446.632
4.07.03.03.00	Transferencias de capital internas al sector público	95.319.491	21.127.141		116.446.632
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	95.319.491	21.127.141		116.446.632
	- A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)	28.420.661			28.420.661
	- A0457 Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)	66.898.830	21.127.141		88.025.971

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	51.448.412			51.448.412
4.07.01.00.00	Transferencias y donaciones corrientes internas	51.448.412			51.448.412
4.07.01.01.00	Transferencias corrientes internas al sector privado	51.448.412			51.448.412
4.07.01.01.70	Subsidios educacionales al sector privado	159.175			159.175
	- S0374 Escuela de Salud Pública.	97.704			97.704
	- S1108 Fundación Sistema Nacional de Documentación e Información Biomédica (FUNDASINADIB).	61.471			61.471
4.07.01.01.73	Subsidios a instituciones benéficas privadas	29.521.749			29.521.749
	- S0039 Asociación Civil de Amigos del Riñón, Zulia	352.000			352.000
	- S0059 Fundación Hogar San José de la Montaña.	100.000			100.000
	- S0066 Asociación Civil Niña Madre	32.000			32.000
	- S0138 Asociación Venezolana para una Educación Sexual Alternativa (AVESA)	268.000			268.000
	- S0217 Centro de Orientación Familiar (COSFAM).	50.000			50.000
	- S0485 Federación Venezolana de Instituciones de Ciegos (FEVIC).	51.180			51.180
	- S0506 Fundación Alzheimer de Venezuela.	104.878			104.878
	- S0525 Fundación Carabobeña para la Atención de las Enfermedades Hematológicas (FUNCANHEM	1.810.000			1.810.000
	- S0628 Fundación Manos Amigas por la Vida (MAVID)	45.000			45.000
	- S0671 Fundación Patronato del Hospital de Niños J.M. De Los Ríos	308.000			308.000
	- S0672 Fundación Peter Alexander para Niños Autistas del Zulia (FUPANAZ)	103.800			103.800
	- S0735 Hogar Clínica San Rafael	1.000.000			1.000.000
	- S0747 Hogares Crea de Venezuela	50.000			50.000
	- S1209 Fundación Centegrupo	120.000			120.000
	- S1410 Asociación Civil Casa Hogar San Pablo.	150.000			150.000
	- S1552 Fundación Hospital de Especialidades Pediátricas Estado Zulia	10.000.000			10.000.000
	- S1553 Banco de Sillas de Ruedas BANDESIR - Estado Zulia	70.000			70.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2012
	- S1556 Fundación Centro de Investigaciones Endocrino-metabólicas Dr. Félix Gómez (FUNDACIEM)	100.000			100.000
	- S1624 Fundación Atención Integral Juvenil - FUNDAINIL, Municipio Libertador del Distrito Capital	49.000			49.000
	- S1775 Asociación Civil Madre Rafols	1.000.000			1.000.000
	- S1819 Fundación de Amigos del Niño con Cáncer - Zulia	644.000			644.000
	- S1823 SUMEDLARA - Suministros de Medicamentos - Quimioterapias - Niños y Adultos con Cáncer, Barquisimeto, Estado Lara	100.000			100.000
	- S1847 Fundación la Casa del Abuelo	50.000			50.000
	- S1887 Fundación para el Transplante de Médula Ósea S.C.	100.000			100.000
	- S2099 Asociación Civil Accesibilidad para Todos (ACAT)	30.000			30.000
	- S2100 Acción Ciudadana contra el SIDA (ACCSI)	28.000			28.000
	- S2101 Asociación Civil Acción Zuliana por la Vida (AZUL)	60.550			60.550
	- S2102 Asociación Civil Asesoría en Educación y Salud de Venezuela (ASES DE VENEZUELA)	105.000			105.000
	- S2103 Asociación Civil Amistad (ASCIAM)	20.000			20.000
	- S2104 Asociación Civil Casa Cultural y Deportiva Negro Primero	25.000			25.000
	- S2105 Asociación Civil Cátedra de la Paz y Derechos Humanos Monseñor Oscar Arnulfo Romero	59.900			59.900
	- S2106 Asociación Civil Dale una Mano a Venezuela (DUMAVE)	43.000			43.000
	- S2107 Asociación Civil Impulso Vital Aragua (ACIVA)	25.000			25.000
	- S2108 Asociación Civil Mujeres en Positivo por Venezuela	22.000			22.000
	- S2109 Asociación Civil Francisco de Miranda (ACFRAMI)	58.000			58.000
	- S2110 Asociación Civil Luz y Esperanza de Venezuela (LUESVEN)	26.000			26.000
	- S2111 Asociación Civil Manantial de Vida Pro Defensa de los Derechos Humanos	55.000			55.000
	- S2112 Asociación Civil de Mujeres por el Bienestar y Asistencia Recíproca (AMBAR)	138.650			138.650
	- S2113 Asociación Civil Luchemos por la Vida (ALVI)	22.000			22.000
	- S2114 Asociación Civil Margariteña de Ayuda y Respaldo (AMARE)	62.928			62.928

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S2115 Asociación Civil Profesionales de Desarrollo en Salud Comunitaria (PRODESA)	104.000			104.000
	- S2116 Asociación Civil Venezolana de Educación en Salud Sexual (AVESS)	64.017			64.017
	- S2117 Cooperativa de Trabajadores de la Comunicación Pariana 179 (TRARADICOM)	30.000			30.000
	- S2118 Asociación Civil Desarrollo Endógeno Familiar y Comunitario (DEENFAC)	92.000			92.000
	- S2119 Fundación Bios Positivo (BIOS+)	29.000			29.000
	- S2120 Fundación Casa de los Girasoles Venezuela (FCGVEN)	160.000			160.000
	- S2121 Fundación Amigos de la Vida	27.000			27.000
	- S2122 Fundación Argelia Laya (FUNDARGELIA)	20.000			20.000
	- S2123 Fundación Daniela Chappard "Arte / Sida / Vida"	29.000			29.000
	- S2125 Fundación Niños en Positivo	25.000			25.000
	- S2126 Fundación para la Orientación y Prevención del VHI/SIDA (FOPVIH)	28.000			28.000
	- S2127 Fundación Social de Ayuda al Menor (FUNSOCAM)	48.000			48.000
	- S2128 Fundación Vida Integral (FUVIN)	25.000			25.000
	- S2129 Asociación Civil Mujeres Unidas por la Salud (MUSAS)	29.955			29.955
	- S2130 Sociedad Civil Organización Venezolana de Sordociegos	35.000			35.000
	- S2131 Asociación Civil Organización de Mujeres Macureñas (ORMUMA)	105.000			105.000
	- S2132 Asociación Civil Red Venezolana de Gente Positiva (RVG+)	34.000			34.000
	- S2133 Asociación Civil Sociedad Wills Wilde	89.000			89.000
	- S2134 Fundación Unidad de Trasplante de Médula Ósea Hospital de Clínicas Caracas (FUNDAMEDULA)	2.570.115			2.570.115
	- S2135 Fundación Renal de los Llanos Occidentales (FURENLLO)	110.000			110.000
	- S2136 Asociación Civil Funda Trasplante del Hospital Militar de Caracas	352.000			352.000
	- S2137 Fundación para la Prevención y el Tratamiento de Afecciones Renales (FUNDARENAL-HUC)	352.000			352.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- S2138 Fundación Merideña de Enfermos Renales	88.000			88.000
	- S2139 Fundación Nefrología de Niños del Hospital Central de Valencia (FUNDANEN)	88.000			88.000
	- S2140 Fundación Renal (FUNDAREN)	352.000			352.000
	- S2141 Fundación Programa Metropolitano de Trasplante de Hígado (FUNDAHIGADO)	5.288.936			5.288.936
	- S2142 Asociación Civil Organización Nacional de Trasplante de Venezuela (ONTV)	1.813.840			1.813.840
	- S2143 Fundación para el Desarrollo de la Salud Integral (FUNDESI)	60.000			60.000
	- S2154 Asociación Civil Proyectos Inesalud	34.000			34.000
4.07.01.01.75	Subsidios a organismos laborales y gremiales	4.000			4.000
	- S0105 Asociación Nacional de Sanitaristas Jubilados y Pensionados del Ministerio de Sanidad y Asistencia Social (ANSAJ)	3.000			3.000
	- S1540 Asociación de Enfermeras (os) Jubilados y Pensionados de Venezuela (AENJUVE)	1.000			1.000
4.07.01.01.78	Subsidios científicos al sector privado	200.000			200.000
	- S1895 Fundación Huntington de Venezuela (Mal de San Vito)	200.000			200.000
4.07.01.01.99	Otras transferencias corrientes internas al sector privado	21.563.488			21.563.488
	- S0959 Subsidios Eventuales Diversos	21.563.488			21.563.488

PROYECTO: COD. N.E: 110600 COD. PPTO: 540074000 Apoyo a las Poblaciones Warao del Delta del Orinoco

UNIDAD DE MEDIDA: Persona Capacitada

CANTIDAD: Fem.(0) Mas.(0) Total(2.700)

ASIGNACIÓN PRESUPUESTARIA: 7.219.766

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Participación protagónica y poder popular en salud.

OBJETIVOS ESPECÍFICOS: Fortalecer las capacidades de las comunidades Warao y no Warao en el municipio "Antonio Díaz" del estado Delta Amacuro, tanto a nivel local como territorial, a fin de que puedan planificar y gestionar su propio desarrollo y mejorar su calidad de vida.

RESULTADO: Población de las comunidades principalmente Warao del Municipio "Antonio Díaz", personal del programa, empleados estatales y municipales, capacitados para participar en la implementación de estrategias que buscan ampliar el desarrollo socio-económico, cultural y ambiental de la zona.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones		7.219.766				7.219.766
	- 001 Apoyo a las Poblaciones Warao del Delta del Orinoco		7.219.766				7.219.766
	TOTAL		**7.219.766**				**7.219.766**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones		7.219.766				7.219.766
4.07.01.00.00	Transferencias y donaciones corrientes internas		7.219.766				7.219.766
4.07.01.03.00	Transferencias corrientes internas al sector público		7.219.766				7.219.766
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales		7.219.766				7.219.766
	- A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)		7.219.766				7.219.766

PROYECTO: COD. N.E: 114414 COD. PPTO: 540097000 Optimización de los Servicios que Componen la Red Asistencial del Sistema Público Nacional de Salud para Atender Integralmente a la Población del Estado Vargas

UNIDAD DE MEDIDA: Consulta

CANTIDAD: Fem.(0) Mas.(0) Total(224.384)

ASIGNACIÓN PRESUPUESTARIA: 119.707.394

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoria única del MPPSPS, y el desarrollo científico-tecnológico y de talento humano de calidad.

OBJETIVOS ESPECÍFICOS: Garantizar, fortalecer y consolidar los dos niveles de atención para ejercer una oportuna, eficiente e integral atención en salud a la población del estado Vargas

RESULTADO: Pacientes atendidos en la red asistencial del estado Vargas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	74.044.178		13.734.022			87.778.200
4.02	Materiales, suministros y mercancías	24.583.866					24.583.866
4.03	Servicios no personales	5.659.420					5.659.420
4.04	Activos reales	1.685.908					1.685.908
	TOTAL	**105.973.372**		**13.734.022**			**119.707.394**

PROYECTO: COD. N.E: 113915 COD. PPTO: 540098000 Mejorar los Servicios en la Red Asistencial, con Calidad, que Garanticen, Promocionen, Reserven, Difundan y Restituyan la Salud de la Población que Acude al Sistema Público Nacional del Estado Portuguesa.

UNIDAD DE MEDIDA: Consulta

CANTIDAD: Fem.(0) Mas.(0) Total(1.045.499)

ASIGNACIÓN PRESUPUESTARIA: 252.925.361

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoría única del MPPSPS, y el desarrollo científico-tecnológico y de talento humano de calidad.

OBJETIVOS ESPECÍFICOS: Brindar asistencia gratuita de calidad y oportuna a través de la optimización de los servicios de salud e intensificar las actividades preventivas de saneamiento ambiental en el estado Portuguesa

RESULTADO: Usuarios atendidos a través de consultas integrales, con calidad en la red asistencial

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	191.888.973		37.663.467			229.552.440
4.02	Materiales, suministros y mercancías	17.469.044					17.469.044
4.03	Servicios no personales	4.015.548					4.015.548
4.04	Activos reales	1.888.329					1.888.329
	TOTAL	215.261.894		37.663.467			252.925.361

PROYECTO:	COD. N.E: 114241 COD. PPTO: 540099000 Consolidación de un Sistema Único de Información en Salud para el Ministerio del Poder Popular para la Salud
UNIDAD DE MEDIDA:	Reporte
CANTIDAD:	Fem.(0) Mas.(0) Total(2.764)
ASIGNACIÓN PRESUPUESTARIA:	5.094.239
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoría única del MPPS, y el desarrollo científico-tecnológico y de talento humano de calidad.
OBJETIVOS ESPECÍFICOS:	Consolidar un sistema único de información y comunicación automatizado, como base para la planificación, monitoreo, evaluación estratégica y operativa de las políticas públicas en salud.
RESULTADO:	Sistema de información en salud eficiente, generando información e indicadores de salud y gestión en relación a las unidades sustantivas del nivel central, estados y entes adscritos al MPPS.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.634.829					1.634.829
4.02	Materiales, suministros y mercancías	329.756					329.756
4.03	Servicios no personales	851.717					851.717
4.04	Activos reales	2.093.966		183.971			2.277.937
	TOTAL	**4.910.268**		**183.971**			**5.094.239**

PROYECTO: COD. N.E: 114422 COD. PPTO: 540100000 Optimización de los Servicios que Componen la Red Asistencial del Sistema Público Nacional de Salud para Atender Integralmente a la Población del Estado Bolivariano de Miranda

UNIDAD DE MEDIDA: Consulta

CANTIDAD: Fem.(0) Mas.(0) Total(3.986.374)

ASIGNACIÓN PRESUPUESTARIA: 376.352.829

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoría única del MPPSPS, y el desarrollo científico-tecnológico y de talento humano de calidad.

OBJETIVOS ESPECÍFICOS: Fortalecer la atención al usuario en consultas, emergencias, prevención, educación, entre otros en todos los centros de salud de la red asistencial del estado bolivariano de Miranda

RESULTADO: Pacientes atendidos integralmente en los centros de salud de la red asistencial del estado Miranda

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	277.649.428		70.848.141			348.497.569
4.02	Materiales, suministros y mercancías	27.070.560					27.070.560
4.03	Servicios no personales	784.700					784.700
	TOTAL	**305.504.688**		**70.848.141**			**376.352.829**

PROYECTO: COD. N.E: 113811 COD. PPTO: 540101000 Optimización de los Servicios que Componen la Red Asistencial del Sistema Público Nacional de Salud para Atender Integralmente a la Población del Estado Guárico

UNIDAD DE MEDIDA: Consulta

CANTIDAD: Fem.(0) Mas.(0) Total(532.094)

ASIGNACIÓN PRESUPUESTARIA: 246.934.373

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Condiciones promotoras de calidad de vida y salud. Promover condiciones que favorezcan una producción social de la salud enmarcada en la convivencia solidaria, en armonía con la naturaleza y un modo de vida saludable en el territorio social, del estado

OBJETIVOS ESPECÍFICOS: Atender de manera oportuna, suficiente y de calidad a los pacientes de la red asistencial del estado Guárico

RESULTADO: Atención integral de manera oportuna y de calidad a los pacientes de la red asistencial del Sistema Publico Nacional de Salud

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	176.142.307		46.754.565			222.896.872
4.02	Materiales, suministros y mercancías	20.823.777					20.823.777
4.03	Servicios no personales	3.213.724					3.213.724
	TOTAL	**200.179.808**		**46.754.565**			**246.934.373**

PROYECTO: COD. N.E: 114552 COD. PPTO: 540102000 Optimización de los Servicios que Componen la Red Asistencial del Sistema Público Nacional de Salud para atender a la Población del Distrito Capital.

UNIDAD DE MEDIDA: Consulta

CANTIDAD: Fem.(0) Mas.(0) Total(1.514.699)

ASIGNACIÓN PRESUPUESTARIA: 737.184.689

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoría única del MPPSPS, y el desarrollo científico-tecnológico y de talento humano de calidad.

OBJETIVOS ESPECÍFICOS: Fortalecer y aumentar la cobertura de la atención en la red asistencial del Distrito Capital.

RESULTADO: Población atendida de manera oportuna, integral y adecuada en los centros de salud ubicados en el Distrito Capital.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	584.021.607		112.663.082			696.684.689
4.02	Materiales, suministros y mercancías	29.831.152					29.831.152
4.03	Servicios no personales	9.986.848					9.986.848
4.04	Activos reales	682.000					682.000
	TOTAL	**624.521.607**		**112.663.082**			**737.184.689**

PROYECTO: COD. N.E: 114436 COD. PPTO: 540103000 Plan de Salud para los Pueblos Indígenas.

UNIDAD DE MEDIDA: Persona Atendida

CANTIDAD: Fem.(0) Mas.(0) Total(44.400)

ASIGNACIÓN PRESUPUESTARIA: 7.377.113

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoría única del MPPS y el desarrollo científico-tecnológico y de talento humano de calidad.

OBJETIVOS ESPECÍFICOS: Contribuir a tranversalizar el enfoque intercultural en el Sistema Público Nacional de Salud (SPNS), garantizando servicios con pertinencia cultural y lingüística que promuevan la incorporación de las poblaciones indígenas venezolanas.

RESULTADO: Población indígena atendida de manera oportuna y eficiente a través de los servicios del Sistema Público Nacional de Salud (SPNS) con pertinencia cultural y lingüística.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	4.997.332					4.997.332
4.02	Materiales, suministros y mercancías	875.553					875.553
4.03	Servicios no personales	425.041					425.041
4.04	Activos reales	461.787					461.787
4.07	Transferencias y donaciones	617.400					617.400
	TOTAL	**7.377.113**					**7.377.113**

PROYECTO: COD. N.E: 114533 COD. PPTO: 540104000 Acceso Racional y Oportuno a Medicamentos Esenciales, Material Médico Quirúrgico y Equipamiento de Salud

UNIDAD DE MEDIDA: Medicamento

CANTIDAD: Fem.(0) Mas.(0) Total(59.401.696)

ASIGNACIÓN PRESUPUESTARIA: 66.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoría única del MPPSPS, y el desarrollo científico-tecnológico y de talento humano de calidad.

OBJETIVOS ESPECÍFICOS: Promover el uso racional de medicamentos y otros insumos para la salud, en todos los establecimientos de salud que forman parte del Sistema Público Nacional de Salud pertenecientes al Ministerio del Poder Popular para la Salud.

RESULTADO: Incremento del uso racional de medicamentos e insumos esenciales tanto en profesionales de la salud como para el público en general.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	204.176					204.176
4.02	Materiales, suministros y mercancías	27.928.789		30.000.000			57.928.789
4.03	Servicios no personales	7.674.233					7.674.233
4.04	Activos reales	192.802					192.802
	TOTAL	**36.000.000**		**30.000.000**			**66.000.000**

PROYECTO: COD. N.E: 114066 COD. PPTO: 540106000 Atención Integral de Salud para las Personas con Discapacidad

UNIDAD DE MEDIDA: Persona

CANTIDAD: Fem.(0) Mas.(0) Total(559.159)

ASIGNACIÓN PRESUPUESTARIA: 11.200.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoría única del MPPSPS, y el desarrollo científico-tecnológico y de talento humano de calidad.

OBJETIVOS ESPECÍFICOS: Garantizar la atención médica y técnica especializada en el área de rehabilitación de manera integral y oportuna a la población con discapacidad que acude a los servicios de rehabilitación a nivel nacional.

RESULTADO: Atención a la población con discapacidad a través de los servicios de rehabilitación.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.899.765					1.899.765
4.02	Materiales, suministros y mercancías	3.690.066					3.690.066
4.03	Servicios no personales	3.950.169					3.950.169
4.04	Activos reales	1.660.000					1.660.000
	TOTAL	**11.200.000**					**11.200.000**

PROYECTO: COD. N.E: 114064 COD. PPTO: 540108000 Atención Integral, Oportuna y de Calidad a Pacientes con Patologías de Alto Costo que Requieren Insumos y Equipos para la Resolución Médica.

UNIDAD DE MEDIDA: Servicio

CANTIDAD: Fem.(0) Mas.(0) Total(40)

ASIGNACIÓN PRESUPUESTARIA: 184.453.793

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoría única del MPPSPS, y el desarrollo científico-tecnológico y de talento humano de calidad.

OBJETIVOS ESPECÍFICOS: Garantizar la atención oportuna y de calidad en condiciones de equidad a todos los usuarios de la red hospitalaria del país que presenten patologías que requieren de insumos (material médico-quirúrgico) y equipos de alto costo para la restitución y/o preservación de la salud.

RESULTADO: Servicios de hospitalización de alta especialización que cuentan con los insumos (material médico-quirúrgico) y equipos de alta tecnologia para atender pacientes en los servicios especializados de obstetricia, cirugía cardiovascular, neurología, urología, anatomia patológica, traumatología, cirugía general, gastroenterología, hemodinámica, radiología intervencionista y terapia intensiva de adultos entre otros

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	85.688.342		24.983.934			110.672.276
4.03	Servicios no personales			38.735.296			38.735.296
4.04	Activos reales			35.046.221			35.046.221
	TOTAL	**85.688.342**		**98.765.451**			**184.453.793**

PROYECTO: COD. N.E: 114234 COD. PPTO: 540110000 Optimización de la Atención Integral en Salud Preventiva y Especializada en los Servicios de la red Asistencial del Sistema Público Nacional de Salud, Estado Delta Amacuro

UNIDAD DE MEDIDA: Consulta

CANTIDAD: Fem.(0) Mas.(0) Total(142.124)

ASIGNACIÓN PRESUPUESTARIA: 70.968.438

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoría única del MPPPSPS y el desarrollo científico-tecnológico y de talento humano de calidad.

OBJETIVOS ESPECÍFICOS: Aumentar la cobertura de atención integral en salud preventiva especializada en la Red Asistencial pública del estado Delta Amacuro.

RESULTADO: Paciente atendido integralmente en los servicios de la red asistencial del estado Delta Amacuro.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	52.733.154		4.903.340			57.636.494
4.02	Materiales, suministros y mercancías	9.977.453					9.977.453
4.03	Servicios no personales	2.737.503					2.737.503
4.04	Activos reales	616.988					616.988
	TOTAL	**66.065.098**		**4.903.340**			**70.968.438**

PROYECTO: COD. N.E: 113952 COD. PPTO: 540112000 Optimización de los Servicios que Compone la Red Asistencial del Sistema Público Nacional de Salud para Brindar Atención Integral a la Población de Cojedes.

UNIDAD DE MEDIDA: Consulta

CANTIDAD: Fem.(0) Mas.(0) Total(1.387.383)

ASIGNACIÓN PRESUPUESTARIA: 140.151.134

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoria única del MPPPSPS y el desarrollo cientifico-tecnológico y de talento humano de calidad.

OBJETIVOS ESPECÍFICOS: Fortalecer la atención integral médica en los tres niveles de atención; impulsando la red ambulatorio y saneamiento ambiental de la población con políticas masivas de educación para la salud.

RESULTADO: Pacientes atendidos integralmente en los servicios de la red asistencial del estado.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	98.539.541		18.285.983			116.825.524
4.02	Materiales, suministros y mercancías	20.825.038					20.825.038
4.03	Servicios no personales	2.256.145					2.256.145
4.04	Activos reales	244.427					244.427
	TOTAL	**121.865.151**		**18.285.983**			**140.151.134**

PROYECTO: COD. N.E: 114038 COD. PPTO: 540113000 Promoción, Prevención, Supervisión y Atenciones Especiales en las Áreas de Salud Bucal, Visual, Reumática, Fibrosis Quística y de Donación y Trasplante de Órganos y Tejidos.

UNIDAD DE MEDIDA: Persona

CANTIDAD: Fem.(0) Mas.(0) Total(11.756.243)

ASIGNACIÓN PRESUPUESTARIA: 15.849.532

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoría única del MPPS y el desarrollo científico-tecnológico y de talento humano de calidad.

OBJETIVOS ESPECÍFICOS: Desarrollar estrategias de promoción de calidad de vida, prevención y diagnóstico precoz en el ámbito comunitario, así como prestar atención a pacientes sujetos a sufrir enfermedades bucales, visuales, reumáticas, fibrosis quística y aquellos que requieren trasplante de órganos.

RESULTADO: Población informada y atendida sobre todos aquellos aspectos generales y específicos que puedan mejorar su calidad de vida, prevenir y controlar enfermedades bucales, visuales, reumáticas, Fibrosis Quística y las que requieren de donación y trasplante.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	281.741					281.741
4.02	Materiales, suministros y mercancías	14.616.323					14.616.323
4.03	Servicios no personales	951.468					951.468
	TOTAL	**15.849.532**					**15.849.532**

PROYECTO: COD. N.E: 113764 COD. PPTO: 540114000 Optimización de los Servicios en los Establecimientos de la Red Asistencial del Sistema Público Nacional de Salud en el Estado Barinas

UNIDAD DE MEDIDA: Consulta

CANTIDAD: Fem.(0) Mas.(0) Total(1.367.046)

ASIGNACIÓN PRESUPUESTARIA: 255.425.516

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoría única del MPPSPS, y el desarrollo científico-tecnológico y de talento humano de calidad.

OBJETIVOS ESPECÍFICOS: Incrementar la cobertura poblacional de atención integral a la salud a través de una asignación de presupuesto acorde a las necesidades del estado para la optimización de los servicios de la red asistencial de salud en el estado Barinas

RESULTADO: Consultas realizadas en los diferentes niveles de atención

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	194.094.314		25.759.390			219.853.704
4.02	Materiales, suministros y mercancías	28.351.816					28.351.816
4.03	Servicios no personales	4.848.196					4.848.196
4.04	Activos reales	2.371.800					2.371.800
	TOTAL	**229.666.126**		**25.759.390**			**255.425.516**

PROYECTO: COD. N.E: 114467 COD. PPTO: 540115000 Optimización de los Servicios que Componen la Red Asistencial del Sistema Público Nacional de Salud para Atender Integralmente a la Población del Estado Amazonas

UNIDAD DE MEDIDA: Consulta

CANTIDAD: Fem.(0) Mas.(0) Total(569.633)

ASIGNACIÓN PRESUPUESTARIA: 76.582.867

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoría única del MPPSPS, y el desarrollo científico-tecnológico y de talento humano de calidad.

OBJETIVOS ESPECÍFICOS: Brindar asistencia oportuna, de calidad y gratuita, a través de la organización de los servicios de la red de salud e intensificar las actividades preventivas de saneamiento ambiental en el estado Amazonas.

RESULTADO: Paciente atendido integralmente de manera oportuna y eficiente.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	41.890.665		7.903.178			49.793.843
4.02	Materiales, suministros y mercancías	19.425.684					19.425.684
4.03	Servicios no personales	4.141.960					4.141.960
4.04	Activos reales	3.221.380					3.221.380
	TOTAL	**68.679.689**		**7.903.178**			**76.582.867**

PROYECTO: COD. N.E: 113942 COD. PPTO: 540116000 Implementación de Estrategias para la Prevención y el Control del VIH/SIDA, Tuberculosis, Asma y EPOC, y Fortalecimiento de los Servicios de Bancos de Sangre

UNIDAD DE MEDIDA: Persona Beneficiada

CANTIDAD: Fem.(0) Mas.(0) Total(1.497.792)

ASIGNACIÓN PRESUPUESTARIA: 535.330.950

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoría única del MPPS y el desarrollo científico-tecnológico y de talento humano de calidad.

OBJETIVOS ESPECÍFICOS: Fortalecer la prevención y control del VIH-SIDA y otras ITS, enfermedades respiratorias y enfermedades hematológicas, así como la promoción de estilos de vida saludables y la donación de sangre segura y oportuna.

RESULTADO: Mejoramiento de los servicios para la atención integral del paciente, en los distintos niveles de atención del sistema de salud, ampliando la cobertura en la prevención, diagnóstico y tratamiento, y elevando la afluencia de donantes voluntarios, altruistas y repetidos de sangre; fortaleciendo las capacidades del personal de salud de los niveles regionales, la rectoría de los Programas Nacionales a través del monitoreo, supervisión y evaluación en el cumplimiento de las normativas establecidas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	296.311					296.311
4.02	Materiales, suministros y mercancías	172.906.140		357.812.079			530.718.219
4.03	Servicios no personales	3.316.420					3.316.420
4.04	Activos reales	1.000.000					1.000.000
	TOTAL	**177.518.871**		**357.812.079**			**535.330.950**

PROYECTO: COD. N.E: 113779 COD. PPTO: 540117000 Promoción a la Salud Sexual y Reproductiva por Ciclos de Vida

UNIDAD DE MEDIDA: Persona Beneficiada

CANTIDAD: Fem.(0) Mas.(0) Total(1.500.000)

ASIGNACIÓN PRESUPUESTARIA: 21.524.918

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Participación protagónica y poder popular en salud.

OBJETIVOS ESPECÍFICOS: Fomentar estrategias de intervención y participación dirigidas a la reducción de la mortalidad infantil, matema y el embarazo en adolescentes, así como el mejoramiento de la salud y calidad de vida individual y colectiva.

RESULTADO: Mujeres, niñas, niños adolescentes y hombres atendidos a través de las acciones y actividades de promoción, prevención y educación en salud sexual reproductiva por ciclos de vida con acceso oportuno a insumos de salud.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	605.587					605.587
4.02	Materiales, suministros y mercancías	19.210.409		724.322			19.934.731
4.03	Servicios no personales	984.600					984.600
	TOTAL	**20.800.596**		**724.322**			**21.524.918**

PROYECTO: COD. N.E: 114277 COD. PPTO: 540118000 Telesalud para el Fortalecimiento al Primer Nivel de Atención en Zonas Rurales Dispersas.

UNIDAD DE MEDIDA: Ambulatorio

CANTIDAD: Fem.(0) Mas.(0) Total(20)

ASIGNACIÓN PRESUPUESTARIA: 1.385.026

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoría única del MPPSPS, y el desarrollo científico-tecnológico y de talento humano de calidad.

OBJETIVOS ESPECÍFICOS: Aumentar la capacidad resolutiva asistencial y capacitación en el primer nivel de atención mediante la implantación inmediata de un sistema de Telesalud o medicina asistida y la formación a distancia del personal en comunidades rurales dispersas a través de Tecnologías de Información y Comunicación usando los servicios del satélite Simón Bolívar.

RESULTADO: Establecimientos de salud del primer nivel de atención conectados con salas de capacitación y triaje virtual en hospitales regionales y el hospital Universitario de Caracas; y estos a su vez con el Sistema Publico Nacional de Salud para facilitar el funcionamiento de los sistemas de información y la capacitación-educación continua del personal, para atención integral de pacientes en 100 establecimientos ubicados en comunidades rurales dispersas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	169.219					169.219
4.02	Materiales, suministros y mercancías	44.679					44.679
4.03	Servicios no personales	417.579					417.579
4.04	Activos reales	753.549					753.549
	TOTAL	**1.385.026**					**1.385.026**

PROYECTO: COD. N.E: 114564 COD. PPTO: 540120000 Capacitación, Formación, Investigación y Desarrollo del Conocimiento Técnico, Tecnológico y Humano en Salud, Orientado a la Consolidación del Sistema Público Nacional de Salud

UNIDAD DE MEDIDA: Persona Beneficiada

CANTIDAD: Fem.(0) Mas.(0) Total(4.925)

ASIGNACIÓN PRESUPUESTARIA: 96.808.748

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoría única del MPPSPS, y el desarrollo científico-tecnológico y de talento humano de calidad.

OBJETIVOS ESPECÍFICOS: Fortalecer la formación, investigación y desarrollo del conocimiento técnico, tecnológico, ético y humano en salud, orientado a la consolidación del Sistema Público Nacional de Salud.

RESULTADO: Profesionales, especialistas y técnicos formados en el área de la salud, así como financiamiento de investigaciones priorizadas desde el MPPS y personas con disponibilidad de orientación en salud por uso de la Biblioteca Central del Ministerio.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.182.352					1.182.352
4.02	Materiales, suministros y mercancías	93.489					93.489
4.03	Servicios no personales	735.431					735.431
4.04	Activos reales	176.798					176.798
4.07	Transferencias y donaciones	94.620.678					94.620.678
	TOTAL	**96.808.748**					**96.808.748**

PROYECTO: COD. N.E: 114165 COD. PPTO: 540121000 Fortalecimiento de los Sistemas de Información para el Análisis de la Situación de Salud, la Vigilancia Epidemiológica y las Estadísticas de Salud

UNIDAD DE MEDIDA: Boletín

CANTIDAD: Fem.(0) Mas.(0) Total(3.334)

ASIGNACIÓN PRESUPUESTARIA: 7.519.893

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoría única del MPPSPS, y el desarrollo científico-tecnológico y de talento humano de calidad.

OBJETIVOS ESPECÍFICOS: Mejorar el uso sistemático de los análisis de situación de salud, como herramienta técnica, en la toma de decisiones y la planificación en el Sistema Público Nacional de Salud.

RESULTADO: Información estadística confiable y actualizada, para la toma de decisiones en la planificación del sector y generación de estadísticas vitales oportunas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.741.663					2.741.663
4.02	Materiales, suministros y mercancías	1.599.314					1.599.314
4.03	Servicios no personales	2.928.916					2.928.916
4.04	Activos reales	250.000					250.000
	TOTAL	**7.519.893**					**7.519.893**

PROYECTO:	COD. N.E: 114239 COD. PPTO: 540122000 Fortalecimiento del Esquema Nacional de Inmunizaciones.
UNIDAD DE MEDIDA:	Dosis
CANTIDAD:	Fem.(0) Mas.(0) Total(18.191.724)
ASIGNACIÓN PRESUPUESTARIA:	112.526.050
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoría única del MPPSPS, y el desarrollo científico-tecnológico y de talento humano de calidad.
OBJETIVOS ESPECÍFICOS:	Reducir la incidencia de la morbimortalidad de enfermedades prevenibles por vacunas.
RESULTADO:	Grupos poblacionales susceptibles de enfermedades inmunizados con la aplicación de dosis de vacunas que forman parte del esquema nacional de inmunizaciones.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	37.297.783					37.297.783
4.02	Materiales, suministros y mercancías	33.766.267		40.000.000			73.766.267
4.03	Servicios no personales	1.462.000					1.462.000
	TOTAL	**72.526.050**		**40.000.000**			**112.526.050**

PROYECTO: COD. N.E: 114261 COD. PPTO: 540123000 Generación de Capacidades del Talento Humano y Dotación de Insumos, Medicamentos y Equipos para la Promoción de la Calidad de Vida y Salud, Prevención de los Factores de Riesgo, Diagnóstico Precoz, Atención Integral y Control de las Enfermedades Crónicas no Transmisibles (ECNT) en la Población.

UNIDAD DE MEDIDA: Persona Beneficiada

CANTIDAD: Fem.(0) Mas.(0) Total(2.822.875)

ASIGNACIÓN PRESUPUESTARIA: 41.158.956

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoría única del MPPSPS, y el desarrollo científico-tecnológico y de talento humano de calidad.

OBJETIVOS ESPECÍFICOS: Fortalecer las capacidades nacionales, estadales y locales para la promoción de la calidad de vida, la prevención, el diagnóstico precoz y la atención de la población sana, con riesgo, con enfermedad y/o con algún grado de discapacidad por ECNT: cardiovasculares, cáncer, renales y endocrino-metabólicas (Diabetes, sobrepeso y obesidad) y las producidas por el consumo del Tabaco.

RESULTADO: Red de programas de salud, nacional, regional y local, beneficiando a 2.822.875 personas, mediante las líneas estratégicas para la promoción de calidad de vida y salud, prevención de los factores de riesgo, diagnóstico precoz, atención integral y el control de las ECNT en población sana, con riesgo, con enfermedad y/o con algún grado de discapacidad.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	386.895					386.895
4.02	Materiales, suministros y mercancías	24.531.672		15.000.000			39.531.672
4.03	Servicios no personales	1.240.389					1.240.389
	TOTAL	**26.158.956**		**15.000.000**			**41.158.956**

PROYECTO: COD. N.E: 114136 COD. PPTO: 540124000 Fortalecimiento de los Centros Hospitalarios Asumidos por el Nivel Central, para Mantener la Atención a los Usuarios de Manera Oportuna y de Calidad.

UNIDAD DE MEDIDA: Paciente

CANTIDAD: Fem.(740.453) Mas.(711.417) Total(1.451.870)

ASIGNACIÓN PRESUPUESTARIA: 341.252.531

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoría única del MPPSPS, y el desarrollo científico-tecnológico y de talento humano de calidad.

OBJETIVOS ESPECÍFICOS: Garantizar el funcionamiento operativo de los hospitales asumidos por el nivel central del MPPS para mantener las coberturas de atención de forma oportuna y con calidad para la población que demanda asistencia médica.

RESULTADO: Usuarios atendidos oportunamente y con calidad en los diferentes servicios de los hospitales del Ministerio del Poder Popular para la Salud y mantener condiciones óptimas de funcionamiento.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	153.817.055		153.817.054			307.634.109
4.03	Servicios no personales	3.874.882		29.636.116			33.510.998
4.04	Activos reales	107.424					107.424
	TOTAL	**157.799.361**		**183.453.170**			**341.252.531**

PROYECTO: COD. N.E: 114510 COD. PPTO: 540125000 Fortalecimiento de la Participación Protagónica de los Comités de Salud como Instancias de Participación para la Ejecución y Seguimiento de las Políticas Públicas de Salud en los Territorios Sociales.

UNIDAD DE MEDIDA: Comité de Salud

CANTIDAD: Fem.(0) Mas.(0) Total(2.800)

ASIGNACIÓN PRESUPUESTARIA: 531.392

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Participación protagónica y poder popular en salud.

OBJETIVOS ESPECÍFICOS: Fortalecer la participación protagónica de los comités de salud como instancias de participación para la ejecución y seguimiento de las políticas públicas de salud en los territorios sociales.

RESULTADO: Comités de salud fortalecidos en materia de capacitación, organización y promoción de la salud, calidad de vida y prevención de enfermedades mejorando su participación en la ejecución y seguimiento de los planes locales, regionales y nacionales en la gestión pública en salud.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	72.590					72.590
4.02	Materiales, suministros y mercancías	254.722					254.722
4.03	Servicios no personales	204.080					204.080
	TOTAL	531.392					531.392

PROYECTO: COD. N.E: 114004 COD. PPTO: 540126000 Formación e Incorporación de Agentes Comunitarios en Atención Primaria de Salud en los Ambulatorios Rurales Tipo I (AR-I), Ubicados en Comunidades Indígenas y Rurales Dispersas en Venezuela.

UNIDAD DE MEDIDA: Persona

CANTIDAD: Fem.(0) Mas.(0) Total(584)

ASIGNACIÓN PRESUPUESTARIA: 4.065.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoría única del MPPSPS, y el desarrollo científico-tecnológico y de talento humano de calidad.

OBJETIVOS ESPECÍFICOS: Formar e incorporar Agentes Comunitarios de Atención Primaria de Salud (ACAPS) en los ambulatorios rurales tipo I (ARI) y ambulatorios dispersos de difícil acceso, capaces de desarrollar estrategias de promoción de la salud y prevención de enfermedades basado en el perfil epidemiológico de la población.

RESULTADO: Agentes Comunitarios de Atención Primaria de Salud formados y ejerciendo prácticas de promoción de la salud y prevención de enfermedades en ambulatorios de comunidades rurales dispersos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.225.000		240.000			1.465.000
4.02	Materiales, suministros y mercancías	780.000		120.000			900.000
4.03	Servicios no personales	400.000					400.000
4.04	Activos reales	695.000		605.000			1.300.000
	TOTAL	**3.100.000**		**965.000**			**4.065.000**

PROYECTO: COD. N.E: 113923 COD. PPTO: 540127000 Fortalecimiento de la Gestión en Salud Ambiental, con Enfoque Multisectorial e Integración de Esfuerzos desde el Ámbito Nacional, Estadal y Municipal para el Mejoramiento de las Condiciones Sanitario Ambientales.

UNIDAD DE MEDIDA: Actuación

CANTIDAD: Fem.(0) Mas.(0) Total(25.000)

ASIGNACIÓN PRESUPUESTARIA: 22.762.694

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Condiciones promotoras de calidad de vida y salud: Promover condiciones que favorezcan una producción social de la salud enmarcada en la convivencia solidaria, en armonía con la naturaleza y un modo de vida saludable en los territorios sociales.

OBJETIVOS ESPECÍFICOS: Fortalecer la gestión de las dependencias estadales de salud ambiental en la vigilancia de los factores de riesgo ambiental (físicos, químicos y biológicos).

RESULTADO: Dependencias de salud ambiental fortalecidas, dando respuesta oportuna, suficiente y eficiente a la problemática de salud pública generada por los factores de riesgo de origen ambiental (físico, químico y biológico) en el agua, suelo y aire.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	3.899.415					3.899.415
4.02	Materiales, suministros y mercancías	11.119.394					11.119.394
4.03	Servicios no personales	7.049.323					7.049.323
4.04	Activos reales	694.562					694.562
	TOTAL	**22.762.694**					**22.762.694**

PROYECTO: COD. N.E: 114113 COD. PPTO: 540128000 Comunidad Segura y Vida Plena.

UNIDAD DE MEDIDA: Persona

CANTIDAD: Fem.(0) Mas.(0) Total(4.360.000)

ASIGNACIÓN PRESUPUESTARIA: 90.413.198

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Condiciones promotoras de calidad de vida y salud: Promover condiciones que favorezcan una producción social de la salud enmarcada en la convivencia solidaria, en armonía con la naturaleza y un modo de vida saludable en los territorios sociales.

OBJETIVOS ESPECÍFICOS: Desarrollar e implementar una estrategia de intervención para la promoción, prevención y atención de los efectos de la enfermedad mental, la violencia y los accidentes.

RESULTADO: Población informada sobre estilos de vida saludables, prevención de accidentes y hechos violentos, así como diagnosticadas y atendidas integralmente ante la presencia de enfermedades mentales.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.600.774					2.600.774
4.02	Materiales, suministros y mercancías	5.100.146					5.100.146
4.03	Servicios no personales	26.712.278		56.000.000			82.712.278
	TOTAL	**34.413.198**		**56.000.000**			**90.413.198**

PROYECTO:	COD. N.E: 114203 COD. PPTO: 540129000 Consolidación de la Red de Clínicas Populares en el Segundo Nivel de Atención en el Marco del Sistema Público Nacional de Salud
UNIDAD DE MEDIDA:	Paciente
CANTIDAD:	Fem.(0) Mas.(0) Total(2.724.939)
ASIGNACIÓN PRESUPUESTARIA:	90.056.608
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoria única del MPPSPS, y el desarrollo científico-tecnológico y de talento humano de calidad.
OBJETIVOS ESPECÍFICOS:	Garantizar la atención médica especializada, diagnóstico, tratamiento e intervención quirúrgica ambulatoria a la población de las áreas de influencia de las clínicas populares.
RESULTADO:	Pacientes atendidos integralmente por la red de clínicas populares en adecuadas condiciones de funcionamiento.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	21.101.276		18.034.533			39.135.809
4.03	Servicios no personales	20.524.060		16.076.049			36.600.109
4.04	Activos reales	11.431.272		2.889.418			14.320.690
	TOTAL	**53.056.608**		**37.000.000**			**90.056.608**

PROYECTO: COD. N.E: 114168 COD. PPTO: 540130000 Consolidación de la Red Ambulatoria Convencional (Ambulatorios Urbanos Tipo II y III y Centros de Especialidades)

UNIDAD DE MEDIDA: Ambulatorio

CANTIDAD: Fem.(0) Mas.(0) Total(237)

ASIGNACIÓN PRESUPUESTARIA: 20.489.518

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoría única del MPPSPS, y el desarrollo científico-tecnológico y de talento humano de calidad.

OBJETIVOS ESPECÍFICOS: Optimizar la red ambulatoria especializada mediante la racionalización de los recursos empleados para el funcionamiento adecuado de los centros de especialidades.

RESULTADO: Establecimientos de salud en adecuadas condiciones de funcionamiento para brindar un servicio de calidad a toda la población de las áreas de influencia que la solicite.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	25.353					25.353
4.02	Materiales, suministros y mercancías	7.344.162					7.344.162
4.03	Servicios no personales	6.964.233					6.964.233
4.04	Activos reales	6.155.770					6.155.770
	TOTAL	**20.489.518**					**20.489.518**

PROYECTO:	COD. N.E: 114026 COD. PPTO: 540131000 Organización y Estructuración de la Red de Atención Primaria en Función al Modelo de Gestión Participativo y en Áreas de Salud Integral Comunitaria (ASIC).
UNIDAD DE MEDIDA:	Ambulatorio
CANTIDAD:	Fem.(0) Mas.(0) Total(4.726)
ASIGNACIÓN PRESUPUESTARIA:	1.464.274
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoria única del MPPSPS, y el desarrollo científico-tecnológico y de talento humano de calidad.
OBJETIVOS ESPECÍFICOS:	Organizar y estructurar la red de establecimientos de la red convencional de Atención Primaria en Salud bajo el modelo de gestión participativo y en Áreas de Salud Integral Comunitaria (ASIC).
RESULTADO:	Ambulatorios del I nivel de atención organizados y estructurados en Áreas de Salud Integral Comunitaria (ASIC) e insertos en redes sociales a fin de beneficiar a 4.200.000 personas que asisten a los diferentes servicios de salud.4.726 ambulatorios del I Nivel de atención de la Red Convencional organizados y estructurados en función al modelo de gestión participativa y en Áreas de Salud Integral Comunitaria (ASIC)

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	149.351					149.351
4.02	Materiales, suministros y mercancías	278.161					278.161
4.03	Servicios no personales	1.029.262					1.029.262
4.04	Activos reales	7.500					7.500
	TOTAL	**1.464.274**					**1.464.274**

PROYECTO: COD. N.E: 113818 COD. PPTO: 540132000 Fortalecimiento de la Gestión del Sistema de Suministro de Material Médico-Quirúrgico, Utilización, Uso Racional de Medicamentos y Equipamiento en los Establecimientos del I Nivel de Atención en Salud

UNIDAD DE MEDIDA: Ambulatorio

CANTIDAD: Fem.(0) Mas.(0) Total(307)

ASIGNACIÓN PRESUPUESTARIA: 51.782.038

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Nueva institucionalidad: Consolidar la nueva institucionalidad del Sistema Público Nacional de Salud basado en Barrio Adentro como eje integrador de la red de servicios, fortaleciendo la rectoria única del MPPSPS, y el desarrollo científico-tecnológico y de talento humano de calidad.

OBJETIVOS ESPECÍFICOS: Aumentar la capacidad resolutiva de los ambulatorios del I nivel para la atención integral de los pacientes y la comunidad a través de la consolidación del sistema de suministro de medicamentos y material médico-quirúrgico, uso racional y fármaco-vigilancia.

RESULTADO: 307 ambulatorios del I nivel de atención con capacidad resolutiva en la atención de la población de su área de responsabilidad social, mediante el apoyo en la dotación y la gestión de suministro de medicamentos, material médico quirúrgico y el desarrollo de un programa de uso racional y farmacovilancia.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	120.000					120.000
4.02	Materiales, suministros y mercancías	21.466.095		19.935.726			41.401.821
4.03	Servicios no personales	3.123.401					3.123.401
4.04	Activos reales	7.136.816					7.136.816
	TOTAL	**31.846.312**		**19.935.726**			**51.782.038**

PROYECTO: COD. N.E: 9999998 COD. PPTO: 549998000 Transferencias de Competencias a los Estados Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(4.322.743.127)

ASIGNACIÓN PRESUPUESTARIA: 4.322.743.127

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Apoyar Financieramente a los Estados Descentralizados

OBJETIVOS ESPECÍFICOS: Transferencias a los Estados Descentralizados

RESULTADO: 4.322.743.127

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	3.567.639.327		755.103.800			4.322.743.127
	TOTAL	**3.567.639.327**		**755.103.800**			**4.322.743.127**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	3.567.639.327		755.103.800			4.322.743.127
4.07.01.00.00	Transferencias y donaciones corrientes internas	3.567.639.327		755.103.800			4.322.743.127
4.07.01.03.00	Transferencias corrientes internas al sector público	3.567.639.327		755.103.800			4.322.743.127
4.07.01.03.10	Transferencias corrientes al Poder Estadal	3.567.639.327		755.103.800			4.322.743.127
	- E5200 Estado Anzoátegui	255.383.750		44.768.573			300.152.323
	- E5300 Estado Apure	217.420.510		40.441.385			257.861.895
	- E5400 Estado Aragua	403.029.284		82.519.486			485.548.770
	- E5600 Estado Bolívar	272.726.627		36.331.122			309.057.749
	- E5700 Estado Carabobo	302.550.962		47.540.282			350.091.244
	- E6000 Estado Falcón	141.535.845		32.351.127			173.886.972
	- E6200 Estado Lara	252.330.530		71.523.195			323.853.725
	- E6300 Estado Mérida	189.584.634		42.709.727			232.294.361
	- E6500 Estado Monagas	161.556.316		40.999.841			202.556.157
	- E6600 Estado Nueva Esparta	95.876.036		24.707.763			120.583.799
	- E6800 Estado Sucre	201.438.627		55.539.291			256.977.918
	- E6900 Estado Táchira	239.683.320		43.048.319			282.731.639
	- E7000 Estado Trujillo	221.945.467		53.317.065			275.262.532
	- E7100 Estado Yaracuy	141.821.655		32.496.702			174.318.357
	- E7200 Estado Zulia	470.755.764		106.809.922			577.565.686

PROYECTO: COD. PPTO: 549999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(2.362.616.069)

ASIGNACIÓN PRESUPUESTARIA: 2.362.616.069

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Aporte para Financiar los Proyectos de los Entes Descentralizados

OBJETIVOS ESPECÍFICOS: Aporte para Financiar los Proyectos de los Entes Descentralizados

RESULTADO: 2.362.616.069

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	2.053.223.081		309.392.988			2.362.616.069
	TOTAL	**2.053.223.081**		**309.392.988**			**2.362.616.069**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	Presupuesto 2012
4.07.00.00.00	Transferencias y donaciones	2.053.223.081		309.392.988			2.362.616.069
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.957.903.590		288.265.847			2.246.169.437
4.07.01.03.00	Transferencias corrientes internas al sector público	1.957.903.590		288.265.847			2.246.169.437
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.957.903.590		288.265.847			2.246.169.437
	- A0025 Instituto Autónomo Hospital Universitario de Caracas (HUC)	443.687.922		97.827.020			541.514.942
	- A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)	86.519.883		27.746.507			114.266.390
	- A0119 Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)	78.740.588		29.129.794			107.870.382
	- A0153 Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)	348.455.872		104.920.225			453.376.097
	- A0181 Servicio Autónomo Instituto de Biomedicina	19.065.081		4.200.828			23.265.909
	- A0306 Fundación "José Félix Ribas" (FUNDARIBAS)	26.679.296		2.301.229			28.980.525
	- A0445 Fundación Hospital Cardiológico Infantil Latinoamericano Dr. Gilberto Rodríguez Ochoa	42.517.440		8.028.728			50.546.168
	- A0446 Fundación Misión Barrio Adentro	692.939.132					692.939.132
	- A0818 Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (CENASAI BOLÍVAR)	3.272.818		475.687			3.748.505
	- A0907 Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"	33.478.745		9.716.009			43.194.754
	- A0957 Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)	1.391.473		298.433			1.689.906

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0991 Servicio Autónomo de Contraloría Sanitaria (SACS)	16.613.421		3.621.387			20.234.808
	- A1602 Fundación Misión Niño Jesús	164.541.919					164.541.919
4.07.03.00.00	Transferencias y donaciones de capital internas	95.319.491		21.127.141			116.446.632
4.07.03.03.00	Transferencias de capital internas al sector público	95.319.491		21.127.141			116.446.632
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	95.319.491		21.127.141			116.446.632
	- A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)	28.420.661					28.420.661
	- A0457 Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)	66.898.830		21.127.141			88.025.971

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	3.735.966.619		1.247.291.221			4.983.257.840
4.03	Servicios no personales	31.763.392					31.763.392
	TOTAL	3.767.730.011		1.247.291.221			5.015.021.232

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	127.888.082		837.879			128.725.961
4.03	Servicios no personales	108.320.764		1.964.351			110.285.115
4.04	Activos reales	46.802.592		383.093			47.185.685
4.07	Transferencias y donaciones	2.392.620.507		380.683.805			2.773.304.312
	TOTAL	2.675.631.945		383.869.128			3.059.501.073

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	2.337.946.495		380.683.805			2.718.630.300
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.337.946.495		380.683.805			2.718.630.300
4.07.01.03.00	Transferencias corrientes internas al sector público	2.337.946.495		380.683.805			2.718.630.300
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	908.874.644		104.252.200			1.013.126.844
	- A0025 Instituto Autónomo Hospital Universitario de Caracas (HUC)	186.621.919		45.455.914			232.077.833
	- A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)	47.983.342		13.168.251			61.151.593
	- A0093 Universidad Central de Venezuela (UCV)	577.100					577.100
	- A0119 Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)	40.279.049		5.951.115			46.230.164
	- A0153 Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)	179.266.418		15.037.623			194.304.041
	- A0181 Servicio Autónomo Instituto de Biomedicina	7.683.913		2.287.191			9.971.104
	- A0306 Fundación "José Félix Ribas" (FUNDARIBAS)	10.363.913		2.056.312			12.420.225
	- A0445 Fundación Hospital Cardiológico Infantil Latinoamericano Dr. Gilberto Rodríguez Ochoa	15.624.635		6.038.008			21.662.643
	- A0446 Fundación Misión Barrio Adentro	296.973.914					296.973.914
	- A0457 Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)	29.432.602		8.292.814			37.725.416
	- A0818 Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (CENASAI BOLÍVAR)	1.218.967		387.536			1.606.503
	- A0907 Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"	14.633.966		3.878.071			18.512.037

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0957 Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)	595.759		128.486			724.245
	- A0991 Servicio Autónomo de Contraloría Sanitaria (SACS)	7.101.182		1.570.879			8.672.061
	- A1602 Fundación Misión Niño Jesús	70.517.965					70.517.965
4.07.01.03.10	Transferencias corrientes al Poder Estadal	1.418.037.749		276.431.605			1.694.469.354
	- E5200 Estado Anzoátegui	99.484.176		29.152.536			128.636.712
	- E5300 Estado Apure	65.237.919		10.237.037			75.474.956
	- E5400 Estado Aragua	78.696.669		6.298.101			84.994.770
	- E5600 Estado Bolívar	98.692.551		33.760.771			132.453.322
	- E5700 Estado Carabobo	111.651.293		38.387.811			150.039.104
	- E6000 Estado Falcón	62.556.138		11.966.850			74.522.988
	- E6200 Estado Lara	131.697.629		7.096.824			138.794.453
	- E6300 Estado Mérida	82.036.858		17.517.868			99.554.726
	- E6500 Estado Monagas	77.985.676		8.824.106			86.809.782
	- E6600 Estado Nueva Esparta	47.833.337		3.845.434			51.678.771
	- E6800 Estado Sucre	97.596.094		12.537.300			110.133.394
	- E6900 Estado Táchira	92.256.730		28.913.973			121.170.703
	- E7000 Estado Trujillo	102.078.982		15.890.675			117.969.657
	- E7100 Estado Yaracuy	63.106.448		11.601.419			74.707.867
	- E7200 Estado Zulia	207.127.249		40.400.900			247.528.149
4.07.01.03.11	Transferencias corrientes al Poder Municipal	11.034.102					11.034.102
	- E5307 Municipio San Fernando	40.000					40.000
	- E6419 Municipio Sucre	10.994.102					10.994.102

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	51.448.412					51.448.412
4.07.01.00.00	Transferencias y donaciones corrientes internas	51.448.412					51.448.412
4.07.01.01.00	Transferencias corrientes internas al sector privado	51.448.412					51.448.412
4.07.01.01.70	Subsidios educacionales al sector privado	159.175					159.175
	- S0374 Escuela de Salud Pública.	97.704					97.704
	- S1108 Fundación Sistema Nacional de Documentación e Información Biomédica (FUNDASINADIB).	61.471					61.471
4.07.01.01.73	Subsidios a instituciones benéficas privadas	29.521.749					29.521.749
	- S0039 Asociación Civil de Amigos del Riñón, Zulia	352.000					352.000
	- S0059 Fundación Hogar San José de la Montaña.	100.000					100.000
	- S0066 Asociación Civil Niña Madre	32.000					32.000
	- S0138 Asociación Venezolana para una Educación Sexual Alternativa (AVESA)	268.000					268.000
	- S0217 Centro de Orientación Familiar (COSFAM).	50.000					50.000
	- S0485 Federación Venezolana de Instituciones de Ciegos (FEVIC).	51.180					51.180
	- S0506 Fundación Alzheimer de Venezuela.	104.878					104.878
	- S0525 Fundación Carabobeña para la Atención de las Enfermedades Hematológicas (FUNCANHEM)	1.810.000					1.810.000
	- S0628 Fundación Manos Amigas por la Vida (MAVID)	45.000					45.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S0671 Fundación Patronato del Hospital de Niños J.M. De Los Ríos	308.000					308.000
	- S0672 Fundación Peter Alexander para Niños Autistas del Zulia (FUPANAZ)	103.800					103.800
	- S0735 Hogar Clínica San Rafael	1.000.000					1.000.000
	- S0747 Hogares Crea de Venezuela	50.000					50.000
	- S1209 Fundación Centegrupo	120.000					120.000
	- S1410 Asociación Civil Casa Hogar San Pablo.	150.000					150.000
	- S1552 Fundación Hospital de Especialidades Pediátricas Estado Zulia	10.000.000					10.000.000
	- S1553 Banco de Sillas de Ruedas BANDESIR - Estado Zulia	70.000					70.000
	- S1556 Fundación Centro de Investigaciones Endocrino-metabólicas Dr. Félix Gómez (FUNDACIEM)	100.000					100.000
	- S1624 Fundación Atención Integral Juvenil - FUNDAINIL, Municipio Libertador del Distrito Capital	49.000					49.000
	- S1775 Asociación Civil Madre Rafols	1.000.000					1.000.000
	- S1819 Fundación de Amigos del Niño con Cáncer - Zulia	644.000					644.000
	- S1823 SUMEDLARA - Suministros de Medicamentos - Quimioterapias - Niños y Adultos con Cáncer, Barquisimeto, Estado Lara	100.000					100.000
	- S1847 Fundación la Casa del Abuelo	50.000					50.000
	- S1887 Fundación para el Transplante de Médula Ósea S.C.	100.000					100.000
	- S2099 Asociación Civil Accesibilidad para Todos (ACAT)	30.000					30.000
	- S2100 Acción Ciudadana contra el SIDA (ACCSI)	28.000					28.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S2101 Asociación Civil Acción Zuliana por la Vida (AZUL)	60.550					60.550
	- S2102 Asociación Civil Asesoría en Educación y Salud de Venezuela (ASES DE VENEZUELA)	105.000					105.000
	- S2103 Asociación Civil Amistad (ASCIAM)	20.000					20.000
	- S2104 Asociación Civil Casa Cultural y Deportiva Negro Primero	25.000					25.000
	- S2105 Asociación Civil Cátedra de la Paz y Derechos Humanos Monseñor Oscar Arnulfo Romero	59.900					59.900
	- S2106 Asociación Civil Dale una Mano a Venezuela (DUMAVE)	43.000					43.000
	- S2107 Asociación Civil Impulso Vital Aragua (ACIVA)	25.000					25.000
	- S2108 Asociación Civil Mujeres en Positivo por Venezuela	22.000					22.000
	- S2109 Asociación Civil Francisco de Miranda (ACFRAMI)	58.000					58.000
	- S2110 Asociación Civil Luz y Esperanza de Venezuela (LUESVEN)	26.000					26.000
	- S2111 Asociación Civil Manantial de Vida Pro Defensa de los Derechos Humanos	55.000					55.000
	- S2112 Asociación Civil de Mujeres por el Bienestar y Asistencia Recíproca (AMBAR)	138.650					138.650
	- S2113 Asociación Civil Luchemos por la Vida (ALVI)	22.000					22.000
	- S2114 Asociación Civil Margariteña de Ayuda y Respaldo (AMARE)	62.928					62.928
	- S2115 Asociación Civil Profesionales de Desarrollo en Salud Comunitaria (PRODESA)	104.000					104.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S2116 Asociación Civil Venezolana de Educación en Salud Sexual (AVESS)	64.017					64.017
	- S2117 Cooperativa de Trabajadores de la Comunicación Pariana 179 (TRARADICOM)	30.000					30.000
	- S2118 Asociación Civil Desarrollo Endógeno Familiar y Comunitario (DEENFAC)	92.000					92.000
	- S2119 Fundación Bios Positivo (BIOS+)	29.000					29.000
	- S2120 Fundación Casa de los Girasoles Venezuela (FCGVEN)	160.000					160.000
	- S2121 Fundación Amigos de la Vida	27.000					27.000
	- S2122 Fundación Argelia Laya (FUNDARGELIA)	20.000					20.000
	- S2123 Fundación Daniela Chappard "Arte / Sida / Vida"	29.000					29.000
	- S2125 Fundación Niños en Positivo	25.000					25.000
	- S2126 Fundación para la Orientación y Prevención del VHI/SIDA (FOPVIH)	28.000					28.000
	- S2127 Fundación Social de Ayuda al Menor (FUNSOCAM)	48.000					48.000
	- S2128 Fundación Vida Integral (FUVIN)	25.000					25.000
	- S2129 Asociación Civil Mujeres Unidas por la Salud (MUSAS)	29.955					29.955
	- S2130 Sociedad Civil Organización Venezolana de Sordociegos	35.000					35.000
	- S2131 Asociación Civil Organización de Mujeres Macureñas (ORMUMA)	105.000					105.000
	- S2132 Asociación Civil Red Venezolana de Gente Positiva (RVG+)	34.000					34.000
	- S2133 Asociación Civil Sociedad Wills Wilde	89.000					89.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- S2134 Fundación Unidad de Trasplante de Médula Ósea Hospital de Clínicas Caracas (FUNDAMEDULA)	2.570.115					2.570.115
	- S2135 Fundación Renal de los Llanos Occidentales (FURENLLO)	110.000					110.000
	- S2136 Asociación Civil Funda Trasplante del Hospital Militar de Caracas	352.000					352.000
	- S2137 Fundación para la Prevención y el Tratamiento de Afecciones Renales (FUNDARENAL-HUC)	352.000					352.000
	- S2138 Fundación Merideña de Enfermos Renales	88.000					88.000
	- S2139 Fundación Nefrología de Niños del Hospital Central de Valencia (FUNDANEN)	88.000					88.000
	- S2140 Fundación Renal (FUNDAREN)	352.000					352.000
	- S2141 Fundación Programa Metropolitano de Trasplante de Hígado (FUNDAHIGADO)	5.288.936					5.288.936
	- S2142 Asociación Civil Organización Nacional de Trasplante de Venezuela (ONTV)	1.813.840					1.813.840
	- S2143 Fundación para el Desarrollo de la Salud Integral (FUNDESI)	60.000					60.000
	- S2154 Asociación Civil Proyectos Inesalud	34.000					34.000
4.07.01.01.75	Subsidios a organismos laborales y gremiales	4.000					4.000
	- S0105 Asociación Nacional de Sanitaristas Jubilados y Pensionados del Ministerio de Sanidad y Asistencia Social (ANSAJ)	3.000					3.000
	- S1540 Asociación de Enfermeras (os) Jubilados y Pensionados de Venezuela (AENJUVE)	1.000					1.000

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.01.01.78	Subsidios cientificos al sector privado	200.000					200.000
	- S1895 Fundación Huntington de Venezuela (Mal de San Vito)	200.000					200.000
4.07.01.01.99	Otras transferencias corrientes internas al sector privado	21.563.488					21.563.488
	- S0959 Subsidios Eventuales Diversos	21.563.488					21.563.488

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	553.147.691		125.987.976			679.135.667
	TOTAL	**553.147.691**		**125.987.976**			**679.135.667**

56

Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias

MINISTERIO DEL PODER POPULAR PARA CIENCIA, TECNOLOGÍA E INDUSTRIAS INTERMEDIAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, de acuerdo a lo establecido en la Constitución de la República Bolivariana de Venezuela y en cumplimiento del ordenamiento jurídico vigente, ha definido para el ejercicio económico 2012, la política para gestionar los recursos presupuestarios asignados a los proyectos y acciones centralizadas, de manera que los bienes o servicios que se estimen, permitan cumplir con las directrices estratégicas, políticas y objetivos nacionales e institucionales programados, de una manera más eficiente, eficaz, efectiva y pertinente en la construcción de bienestar para la satisfacción de las necesidades del pueblo.

Los esfuerzos estarán orientados a consolidar un modelo científico, centrado en la solución de problemas concretos de la población y la industria nacional de bienes intermedios; el reimpulso de las redes sociales asociadas a la creación de conocimiento e innovación productiva, utilizando los Comités de Saberes y Producción, como un mecanismo de articulación entre las comunidades y las unidades productivas, el desarrollo de las energías alternativas y renovables para el desarrollo de la industria nacional; la aplicación de las tecnologías para la generación de productos que contribuyan con la soberanía y seguridad alimentaria y farmacéutica; la profundización de la verdadera democratización del acceso y uso de las tecnologías de información y comunicación para la conectividad del pueblo, la enseñanza y el buen vivir, así como también, herramientas habilitadoras del nuevo modelo científico-tecnológico e industrial.

En el año 2012 se avanzará en el incremento y optimización de la producción nacional en el marco de un nuevo esquema productivo, mediante:

- Una ciencia útil, inclusiva para el desarrollo social del país en un nuevo marco de integración. Ciencias para la Soberanía e Independencia Nacional
- La promoción de injertos socio productivos y avances hacia la industrialización para la satisfacción de las Necesidades del Pueblo
- Investigación, desarrollo e innovación para promover el desarrollo industrial prioritario
- Tecnologías de información y comunicación (TIC) habilitadoras del nuevo Modelo Científico-Tecnológico e industrial así como la democratización del acceso a las telecomunicaciones.
- Máxima independencia posible en lo industrial y tecno-científico.

En este sentido, el Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, inició el proceso de “revisión, rectificación y reimpulso” de políticas, planes y proyectos, orientándose primeramente, en el marco estratégico planteado en las Líneas Generales del Proyecto Nacional Simón Bolívar o Primer Plan Socialista (PPS) 2007 – 2013, y en segundo término, sobre los cuatro lineamientos de política institucional establecidos para la formulación del Anteproyecto POA 2012, los cuales se enuncian de la siguiente manera:

- Desarrollo del tejido Industrial Nacional para la satisfacción de necesidades prioritarias del pueblo.
- Fomento de la Investigación, Desarrollo e Innovación para la Soberanía e independencia Científica, Tecnológica e Industrial.
- Desarrollo de las telecomunicaciones y tecnologías de información en función del acceso universal a las mismas, en mejora de la calidad de vida.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
114.464	560093000	Gestión de políticas y planes integradas en Ciencia, Tecnología e Industrias Intermedias	Documento			3	150.000			150.000
114.680	560094000	Fortalecimiento de la infraestructura tecnológica del MPPCTII mediante comunicaciones unificadas, digitalización y nuevas herramientas de información	Servicio Prestado			3	3.500.000			3.500.000
114.183	560095000	Consolidación de los Espacios de Participación Ciudadana y Atención Social como prioridades de la Nación.	Ayuda			100	1.500.000			1.500.000
114.194	560096000	Visibilidad de la Gestión y Logros del MPPCTII y Popularización del Conocimiento	Actividad de Difusión y Fortalecimiento Realizada			2.100	3.500.000			3.500.000
114.176	560097000	Gestión de las relaciones bilaterales y multilaterales de cooperación, intercambio y complementación, en las áreas de desarrollo científico y tecnológico, telecomunicaciones y desarrollo industrial.	Actuación			295	3.000.000			3.000.000
114.675	560098000	Promoción y fortalecimiento de líneas y Redes de Investigación Científica y Tecnológica en áreas estratégicas y prioritarias del país	Programa			4	500.000			500.000
114.656	560099000	Apoyo a la Inventiva Tecnológica Nacional y los procesos en Tecnologías Innovadoras Nacional	Proyecto			40	700.000			700.000
114.600	560100000	Incremento de las capacidades de las Redes Socialistas de Innovación Productiva a nivel Nacional	Red Fortalecida			300	900.000			900.000
114.682	560101000	Consolidación del Sistema de Información Industrial, como herramienta para la toma de decisiones y evaluación del impacto de las políticas públicas	Sistema			1	297.232			297.232
114.632	560102000	Diseño del Plan de Industrialización en la etapa de transición hacia el socialismo	Documento			1	152.768			152.768
114.614	560103000	Apoyo en la conceptualización de una operadora de servicios Tecnología e Información y desarrollo de soluciones Tecnológicas	Modelo			1	357.952			357.952
114.612	560104000	Conceptualización de Soluciones Tecnología para mejorar la Gestión del MPPCTII	Modelo			2	313.219			313.219

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
114.547	560105000	Reimpulso de la academia de software libre a nivel nacional	Funcionario Capacitado			13.000	2.447.357			2.447.357
114.513	560106000	Impulso a la Formación en la Ciencia, Tecnología, Innovación e Industria en el marco del Nuevo Modelo Socialista.	Persona Capacitada			2.636	800.000			800.000
114.818	560107000	Supervisión de los Proyectos Estratégicos del MPPCTII para impulsar el desarrollo del tejido industrial	Proyecto Supervisado			14	300.000			300.000
	569999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			847.881.227	847.881.227			847.881.227
						TOTAL	866.299.755			866.299.755

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	Presupuesto 2012
560001000	Dirección y Coordinación de los Gastos de los Trabajadores	275.976.254			275.976.254
560002000	Gestión Administrativa	1.355.386.329			1.355.386.329
560003000	Previsión y Protección Social	1.649.710			1.649.710
560007000	Protección y Atención Integral a las Familias y Personas en los Refugios en caso de Emergencias o Desastres	1.000.000			1.000.000
	TOTAL	1.634.012.293			1.634.012.293

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**254**	**305**	**8**	**567**	**13.251.574**	**1.738.194**	**14.989.768**
Alto Nivel y de Dirección	75	42		117	2.296.042		2.296.042
Profesional y Técnico	120	146		266	7.055.040	455.877	7.510.917
Personal Administrativo	55	9		64	1.294.092	74.834	1.368.926
Obrero	4	108	8	120	2.606.400	1.207.483	3.813.883
Personal Contratado	**362**	**476**		**838**	**37.689.027**		**37.689.027**
Profesional y Técnico	350	428		778	36.032.787		36.032.787
Obrero	12	48		60	1.656.240		1.656.240
TOTAL	**616**	**781**	**8**	**1.405**	**50.940.601**	**1.738.194**	**52.678.795**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	2	1	**3**	**305.492**
Obreros	2	1	3	305.492
Jubilados	13	5	**18**	**1.344.218**
Empleados	13	5	18	1.344.218
TOTAL	**15**	**6**	**21**	**1.649.710**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	273.361.391			273.361.391
4.02	Materiales, suministros y mercancías	12.061.701			12.061.701
4.03	Servicios no personales	49.878.112			49.878.112
4.04	Activos reales	10.923.457			10.923.457
4.07	Transferencias y donaciones	2.152.787.387			2.152.787.387
4.11	Disminución de pasivos	1.300.000			1.300.000
	TOTAL	**2.500.312.048**			**2.500.312.048**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.145.043.917			2.145.043.917
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.052.426.954			2.052.426.954
4.07.01.03.00	Transferencias corrientes internas al sector público	2.052.426.954			2.052.426.954
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.748.062.896			1.748.062.896
	- A0063 Instituto Venezolano de Investigaciones Cientificas (IVIC)	321.263.972			321.263.972
	- A0191 Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)	26.000.000			26.000.000
	- A0209 Centro Nacional de Tecnologias de Información (CNTI)	50.000.000			50.000.000
	- A0233 Registro Nacional Único de Operadores de Sustancias Químicas Controladas	1.000.000			1.000.000
	- A0303 Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)	15.117.824			15.117.824
	- A0313 Fundación Instituto de Estudios Avanzados (IDEA)	55.571.275			55.571.275
	- A0314 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)	2.873.305			2.873.305
	- A0315 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)	5.500.000			5.500.000
	- A0316 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)	4.670.553			4.670.553
	- A0318 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)	4.021.324			4.021.324
	- A0319 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)	3.003.467			3.003.467
	- A0320 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)	6.954.702			6.954.702
	- A0321 Fundación para el Desarrollo de la Ciencia y la Tecnologia del Estado Táchira (Fundacite-Táchira)	3.285.603			3.285.603
	- A0322 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)	2.645.755			2.645.755
	- A0333 Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)	388.000.000			388.000.000

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- A0334 Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)	52.893.950			52.893.950
	- A0338 Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)	7.700.461			7.700.461
	- A0355 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)	3.247.845			3.247.845
	- A0363 Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)	18.177.732			18.177.732
	- A0382 Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)	15.338.890			15.338.890
	- A0405 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)	6.338.241			6.338.241
	- A0429 Fundación Centro Nacional de Tecnología Química (CNTQ)	5.745.114			5.745.114
	- A0430 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)	2.752.674			2.752.674
	- A0431 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)	2.800.000			2.800.000
	- A0432 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)	3.252.015			3.252.015
	- A0433 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)	2.800.000			2.800.000
	- A0434 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)	3.385.626			3.385.626
	- A0435 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)	1.271.411			1.271.411
	- A0436 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)	1.545.543			1.545.543
	- A0437 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)	3.007.973			3.007.973
	- A0438 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)	1.344.834			1.344.834
	- A0439 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)	2.800.000			2.800.000

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2012
	- A0440 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)	2.545.879			2.545.879
	- A0442 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)	2.300.000			2.300.000
	- A0443 Fundación Centro Nacional de Desarrollo e Investigación en Telecomunicaciones (CENDIT)	8.038.252			8.038.252
	- A0458 Fundación Centro Nacional de Innovación Tecnológica (CENIT)	22.842.793			22.842.793
	- A0461 Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)	6.788.076			6.788.076
	- A0464 Fundación Infocentro	106.575.398			106.575.398
	- A0660 Instituto Postal Telegráfico de Venezuela (IPOSTEL)	418.860.099			418.860.099
	- A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)	34.823.375			34.823.375
	- A0927 Fondo Venezolano de Reconversión Industrial y Tecnológica (FONDOIN)	2.200.000			2.200.000
	- A0929 Fondo Nacional de Ciencia, Tecnología e Innovación (FONACIT)	90.000.000			90.000.000
	- A0937 Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)	7.863.855			7.863.855
	- A1301 Agencia Bolivariana para Actividades Espaciales (ABAE)	20.915.080			20.915.080
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	304.364.058			304.364.058
	- A0237 Promotora de Empresas Socialistas, Proesca C.A.	35.000.000			35.000.000
	- A0677 QUIMBIOTEC, C.A.	2.758.210			2.758.210
	- A0826 Zona Franca Industrial Comercial de Servicios de Paraguana, C.A. (ZONFIPCA)	2.500.000			2.500.000
	- A1211 Telecom Venezuela, C.A.	42.000.000			42.000.000
	- A1219 Industria Venezolana Endógena de Válvulas, S.A. (INVEVAL, S.A.)	2.951.680			2.951.680
	- A1225 Red de Transmisiones de Venezuela, C.A.	77.575.401			77.575.401
	- A1267 Corporación para el Desarrollo Científico y Tecnológico, S.A. (CODECYT S.A)	4.724.623			4.724.623

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- A1284 Corporación de Industrias Intermedias de Venezuela, S.A. (CORPIVENSA)	132.354.144			132.354.144
	- A1542 Corporación Socialista del Cemento, S.A.	4.500.000			4.500.000
4.07.03.00.00	Transferencias y donaciones de capital internas	92.616.963			92.616.963
4.07.03.03.00	Transferencias de capital internas al sector público	92.616.963			92.616.963
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	81.254.541			81.254.541
	- A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)	81.254.541			81.254.541
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	11.362.422			11.362.422
	- A0677 QUIMBIOTEC, C.A.	10.140.348			10.140.348
	- A1225 Red de Transmisiones de Venezuela, C.A.	1.222.074			1.222.074

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	3.434.260			3.434.260
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	3.434.260			3.434.260
4.07.02.01.00	Transferencias corrientes al exterior	3.434.260			3.434.260
4.07.02.01.04	Transferencias corrientes a organismos internacionales	3.434.260			3.434.260
	- I0015 Centro Internacional de Ingeniería Genética y Biotecnología.	184.900			184.900
	- I0018 Centro Latinoamericano de la Física (CLAF)	8.600			8.600
	- I0082 Organización de los Estados Americanos (O.E.A.)	137.600			137.600
	- I0139 Instituto Interamericano para la Investigación del Cambio Global (I.A.I)	167.700			167.700
	- I0159 Unión Internacional de Telecomunicaciones	1.757.600			1.757.600
	- I0162 Unión Postal Universal	239.170			239.170
	- I0212 Fundación Internacional para la Ciencia - IFS	860			860
	- I0220 Programa Iberoamericano de Ciencia y Tecnología para el Desarrollo - CYTED	688.000			688.000
	- I0221 Consorcio Latinoamericano de la Yuca - CLAYUCA	10.750			10.750
	- I0241 Unión Postal de las Américas, España y Portugal	239.080			239.080

PROYECTO: COD. N.E: 114464 COD. PPTO: 560093000 Gestión de políticas y planes integradas en Ciencia, Tecnología e Industrias Intermedias

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(3)

ASIGNACIÓN PRESUPUESTARIA: 150.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Construcción de la Nueva Institucionalidad Socialista a fin de potenciar la visión integradora de la ciencia, tecnología y desarrollo industrial.

OBJETIVOS ESPECÍFICOS: Formular, ajustar y validar con los diferentes actores del Ministerio políticas, planes y estrategias orientadas al diagnóstico, articulación y desarrollo en los sectores ciencia, tecnología e industria

RESULTADO: Lineamientos Generales de políticas y estrategias integradas en ciencia, tecnología e industria (2012 - 2013)

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	17.856					17.856
4.03	Servicios no personales	132.144					132.144
	TOTAL	150.000					150.000

PROYECTO: COD. N.E: 114680 COD. PPTO: 560094000 Fortalecimiento de la infraestructura tecnológica del MPPCTII mediante comunicaciones unificadas, digitalización y nuevas herramientas de información

UNIDAD DE MEDIDA: Servicio Prestado

CANTIDAD: Fem.(0) Mas.(0) Total(3)

ASIGNACIÓN PRESUPUESTARIA: 3.500.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Desarrollo de las telecomunicaciones y tecnologías de información en función del acceso universal a las mismas, en mejora de la calidad de vida.

OBJETIVOS ESPECÍFICOS: Fortalecer la plataforma tecnológica con la finalidad de adecuarlo a las nuevas funciones y tendencias en tecnologias de comunicación e información

RESULTADO: Fortalecimiento y actualización tecnológica para prestar un mejor servicio

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.050.000					1.050.000
4.03	Servicios no personales	1.100.000					1.100.000
4.04	Activos reales	1.350.000					1.350.000
	TOTAL	**3.500.000**					**3.500.000**

PROYECTO: COD. N. E: 114183 COD. PPTO: 560095000 Consolidación de los Espacios de Participación Ciudadana y Atención Social como prioridades de la Nación.

UNIDAD DE MEDIDA: Ayuda

CANTIDAD: Fem.(0) Mas.(0) Total(100)

ASIGNACIÓN PRESUPUESTARIA: 1.500.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Construcción de la nueva institucionalidad socialista a fin de potenciar la visión integradora de la ciencia, tecnología y desarrollo industrial.

OBJETIVOS ESPECÍFICOS: Atender de forma oportuna y eficiente las solicitudes de atenciones sociales presentadas ante el Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias a fin de solventar las necesidades de la sociedad como prioridades de la nación.

RESULTADO: Atención Social a ciudadanos, ciudadanas y colectivos organizados con la finalidad de solventar las situaciones de emergencia presentadas por la ciudadanía.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	20.000					20.000
4.03	Servicios no personales	180.000					180.000
4.07	Transferencias y donaciones	1.300.000					1.300.000
	TOTAL	**1.500.000**					**1.500.000**

PROYECTO: COD. N.E: 114194 COD. PPTO: 560096000 Visibilidad de la Gestión y Logros del MCTI y Popularización del Conocimiento

UNIDAD DE MEDIDA: Actividad de Difusión y Fortalecimiento Realizada

CANTIDAD: Fem.(0) Mas.(0) Total(2.100)

ASIGNACIÓN PRESUPUESTARIA: 3.500.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Construcción de la Nueva Institucionalidad Socialista a fin de potenciar la visión integradora de la ciencia, tecnología y desarrollo industrial.

OBJETIVOS ESPECÍFICOS: Difundir y reconocer las actividades en Ciencia, Tecnología, Innovación y desarrollo industrial, a través de la aplicación de políticas y planes comunicacionales que permitan visibilizar el conocimiento, los logros y su apropiación social por parte de la sociedad venezolana.

RESULTADO: Publicaciones, Producción Audiovisual, Eventos, Campañas Institucionales, Publicaciones Especializadas, Diseños institucionales, Reconocimiento, exhibición

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	447.809					447.809
4.03	Servicios no personales	2.122.691					2.122.691
4.04	Activos reales	220.000					220.000
4.07	Transferencias y donaciones	709.500					709.500
	TOTAL	**3.500.000**					**3.500.000**

PROYECTO: COD. N.E: 114176 COD. PPTO: 560097000 Gestión de las relaciones bilaterales y multilaterales de cooperación, intercambio y complementación, en las áreas de desarrollo científico y tecnológico, telecomunicaciones y desarrollo industrial.

UNIDAD DE MEDIDA: Actuación

CANTIDAD: Fem.(0) Mas.(0) Total(295)

ASIGNACIÓN PRESUPUESTARIA: 3.000.000

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Construcción de la Nueva Institucionalidad Socialista a fin de potenciar la visión integradora de la ciencia, tecnología y desarrollo industrial.

OBJETIVOS ESPECÍFICOS: Planificar, estrategias para la profundización de las relaciones bilaterales de cooperación, complementación e intercambio, así como del protagonismo y coordinación en foros multilaterales, con base en el acopio y sistematización de información relativa a escenarios y oportunidades estratégicas de relación y/o presencia.

RESULTADO: Informes, misiones, reuniones bilaterales y multilaterales, cronogramas, documentos, seguimiento a los proyectos de cooperación complementación intercambio bilateral y posicionamiento en foros multilaterales favorables al nuevo modelo socio-productivo socialista

i

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	35.200					35.200
4.03	Servicios no personales	2.964.800					2.964.800
	TOTAL	**3.000.000**					**3.000.000**

PROYECTO: COD. N. E: 114675 COD. PPTO: 560098000 Promoción y fortalecimiento de líneas y Redes de Investigación Científica y Tecnológica en áreas estratégicas y prioritarias del país

UNIDAD DE MEDIDA: Programa

CANTIDAD: Fem.(0) Mas.(0) Total(4)

ASIGNACIÓN PRESUPUESTARIA: 500.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Fomento de la Investigación, Desarrollo e Innovación (IDI) para la Soberanía e independencia Científica, Tecnológica e Industrial.

OBJETIVOS ESPECÍFICOS: Ejecutar Líneas de Investigación, conformar redes y crear espacios de articulación, e intercambios de conocimientos en Ciencia y Tecnología, para la generación de investigaciones en las áreas estratégicas y prioritarias del país

RESULTADO: Programas de Investigación

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	80.000					80.000
4.03	Servicios no personales	420.000					420.000
	TOTAL	**500.000**					**500.000**

PROYECTO: COD. N. E: 114656 COD. PPTO: 560099000 Apoyo a la Inventiva Tecnológica Nacional y los Procesos en Tecnologías Innovadoras Nacional

UNIDAD DE MEDIDA: Proyecto

CANTIDAD: Fem.(0) Mas.(0) Total(40)

ASIGNACIÓN PRESUPUESTARIA: 700.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Fomento de la Investigación, Desarrollo e Innovación (IDI) para la Soberanía e Independencia Científica, Tecnológica e Industrial.

OBJETIVOS ESPECÍFICOS: Fomentar la inventiva Tecnológica Nacional apoyando a las Innovadoras e Innovadores en el diseño, desarrollo, mejora y validación de su prototipos para producir bienes y servicios que impulsen la generación de proyectos socio productivos y garanticen una mejor calidad de vida.

RESULTADO: Proyectos aprobados para el desarrollo de prototipos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	100.000					100.000
4.03	Servicios no personales	600.000					600.000
	TOTAL	**700.000**					**700.000**

PROYECTO: COD. N.E: 114600 COD. PPTO: 560100000 Incremento de las Capacidades de las Redes Socialistas de Innovación Productiva a Nivel Nacional

UNIDAD DE MEDIDA: Red Fortalecida

CANTIDAD: Fem.(0) Mas.(0) Total(300)

ASIGNACIÓN PRESUPUESTARIA: 900.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Fomento de la Investigación, Desarrollo e Innovación (IDI) para la Soberanía e independencia Científica, Tecnológica e Industrial.

OBJETIVOS ESPECÍFICOS: Fortalecer las Redes Socialista de Innovación Productiva a fin de incrementar sus capacidades y la innovación en los procesos de producción y transformación de bienes y servicios

RESULTADO: Mejoras en la calidad y productividad en las unidades de producción

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	175.000					175.000
4.03	Servicios no personales	725.000					725.000
	TOTAL	**900.000**					**900.000**

PROYECTO: COD. N.E: 114682 COD. PPTO: 560101000 Consolidación del Sistema de Información Industrial, como Herramienta para la Toma de Decisiones y Evaluación del Impacto de las Políticas Públicas

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 297.232

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Desarrollo del tejido Industrial Nacional para la satisfacción de necesidades estratégicas de la Nación

OBJETIVOS ESPECÍFICOS: Disponer de una herramienta con información necesaria, suficiente y verificable en el tiempo, que permita diagnosticar la realidad venezolana desde el punto de vista industrial y sirva como base para generar políticas industriales que permitan fortalecer, expandir y articular la estructura productiva nacional

RESULTADO: Un (1) Sistema Integrado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	32.550					32.550
4.03	Servicios no personales	114.682					114.682
4.04	Activos reales	150.000					150.000
	TOTAL	**297.232**					**297.232**

PROYECTO: COD. N.E: 114632 COD. PPTO: 560102000 Diseño del Plan de Industrialización en la etapa de transición hacia el socialismo

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 152.768

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Desarrollo del tejido Industrial Nacional para la satisfacción de necesidades estratégicas de la Nación

OBJETIVOS ESPECÍFICOS: Crear un (1) Plan Nacional de industrialización incluyendo sectores, objetivos, medios, recursos y plazos

RESULTADO: Documento del plan de Industrialización aprobado por los sectores involucrados y que contenga objetivos, medios, recursos y plazos para el período de veinte años, debidamente explicadas y acompañado de una propuesta para su implementación.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	37.400					37.400
4.03	Servicios no personales	115.368					115.368
	TOTAL	**152.768**					**152.768**

PROYECTO: COD. N.E: 114614 COD. PPTO: 560103000 Apoyo en la conceptualización de una operadora de servicios TI y desarrollo de soluciones Tecnológicas

UNIDAD DE MEDIDA: Modelo

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 357.952

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Desarrollo de las telecomunicaciones y tecnologías de información en función del acceso universal a las mismas, en mejora de la calidad de vida.

OBJETIVOS ESPECÍFICOS: Apoyar la conceptualización de una operadora de servicios TI y desarrollo de soluciones tecnológicas que brinde a las instituciones del Estado una plataforma con disponibilidad de servicios y soluciones tecnológicas transversales orientadas a cubrir las necesidades de las instituciones

RESULTADO: Conceptualización de un modelo de funcionamiento de la operadora de servicios TI y desarrollo de soluciones tecnológicas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	28.998					28.998
4.03	Servicios no personales	328.954					328.954
	TOTAL	**357.952**					**357.952**

PROYECTO: COD. N.E: 114612 COD. PPTO: 560104000 Conceptualización de Soluciones TI para mejorar la Gestión del MPPCTII

UNIDAD DE MEDIDA: Modelo

CANTIDAD: Fem.(0) Mas.(0) Total(2)

ASIGNACIÓN PRESUPUESTARIA: 313.219

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Desarrollo de las telecomunicaciones y tecnologías de información en función del acceso universal a las mismas, en mejora de la calidad de vida.

OBJETIVOS ESPECÍFICOS: Conceptualizar Soluciones Tecnológicas que coadyuven a mejorar la gestión del MPPCTII y permita la generación de indicadores

RESULTADO: Conceptualización de Modelo Integral de datos y atención a usuario donde se cuente con información de la gestión del Ministerio y permita prestar un mejor servicio al ciudadano

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	4.100					4.100
4.03	Servicios no personales	309.119					309.119
	TOTAL	**313.219**					**313.219**

PROYECTO: COD. N.E: 114547 COD. PPTO: 560105000 Reimpulso de la academia de software libre a nivel nacional

UNIDAD DE MEDIDA: Funcionario Capacitado

CANTIDAD: Fem.(0) Mas.(0) Total(13.000)

ASIGNACIÓN PRESUPUESTARIA: 2.447.357

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Desarrollo de las telecomunicaciones y tecnologías de información en función del acceso universal a las mismas, en mejora de la calidad de vida.

OBJETIVOS ESPECÍFICOS: masificar la formación presencial y a distancia en tecnologías libres

RESULTADO: servidores y servidoras públicos capacitados a nivel nacional en tecnologías libres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	25.000					25.000
4.03	Servicios no personales	2.205.000					2.205.000
4.04	Activos reales	217.357					217.357
	TOTAL	**2.447.357**					**2.447.357**

PROYECTO: COD. N.E: 114513 COD. PPTO: 560106000 Impulso a la Formación en la Ciencia, Tecnología, Innovación e Industria en el marco del Nuevo Modelo Socialista.

UNIDAD DE MEDIDA: Persona Capacitada

CANTIDAD: Fem.(0) Mas.(0) Total(2.636)

ASIGNACIÓN PRESUPUESTARIA: 800.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Fomento de la Investigación, Desarrollo e Innovación (IDI) para la Soberanía e independencia Científica, Tecnológica e Industrial.

OBJETIVOS ESPECÍFICOS: Desarrollar el talento humano en todos sus niveles, con el objeto de fortalecer el Sistema Nacional de Ciencia, Tecnología e Innovación.

RESULTADO: Numero de Industrias Atendidas, Profesores, Comunidades, Consejos Comunales y Personas Capacitadas en TIC.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	259.200					259.200
4.03	Servicios no personales	540.800					540.800
	TOTAL	800.000					800.000

PROYECTO:	COD. N.E: 114818 COD. PPTO: 560107000 Supervisión de los Proyectos Estratégicos del MPPCTII para impulsar el desarrollo del tejido industrial
UNIDAD DE MEDIDA:	Proyecto Supervisado
CANTIDAD:	Fem.(0) Mas.(0) Total(14)
ASIGNACIÓN PRESUPUESTARIA:	300.000
DIRECTRIZ ESTRATÉGICA:	Establecimiento de un Modelo Productivo Socialista
OBJETIVO ESTRATÉGICO:	Desarrollo del tejido industrial para la satisfacción de necesidades prioritarias del pueblo
OBJETIVOS ESPECÍFICOS:	Supervisión insitu de los proyectos estratégicos del Ministerio, con la finalidad de garantizar la puesta en marcha de los mismos.
RESULTADO:	Supervisión insitu al 100% de los proyectos estratégicos del Ministerio asignados a la Dirección, que garantice la puesta en marcha de los mismos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	60.000					60.000
4.03	Servicios no personales	240.000					240.000
	TOTAL	**300.000**					**300.000**

PROYECTO: COD. PPTO: 569999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(847.881.227)

ASIGNACIÓN PRESUPUESTARIA: 847.881.227

DIRECTRIZ ESTRATÉGICA: No Aplica

OBJETIVO ESTRATÉGICO: Consolidación del Nuevo Modelo Implantado con miras al Socialismo Bolivariano

OBJETIVOS ESPECÍFICOS: Garantizar a los Órganos y Entes Adscritos del MPPCTII, los recursos financiero para la ejecución de los proyectos

RESULTADO: 847881227

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	847.881.227					847.881.227
	TOTAL	**847.881.227**					**847.881.227**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	847.881.227					847.881.227
4.07.01.00.00	Transferencias y donaciones corrientes internas	755.264.264					755.264.264
4.07.01.03.00	Transferencias corrientes internas al sector público	755.264.264					755.264.264
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	672.199.529					672.199.529
	- A0063 Instituto Venezolano de Investigaciones Científicas (IVIC)	134.162.660					134.162.660
	- A0191 Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)	11.115.626					11.115.626
	- A0209 Centro Nacional de Tecnologías de Información (CNTI)	29.373.220					29.373.220
	- A0233 Registro Nacional Único de Operadores de Sustancias Químicas Controladas	690.673					690.673
	- A0303 Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)	6.173.520					6.173.520
	- A0313 Fundación Instituto de Estudios Avanzados (IDEA)	14.046.127					14.046.127
	- A0314 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)	1.225.231					1.225.231
	- A0315 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)	3.315.665					3.315.665
	- A0316 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)	1.519.852					1.519.852
	- A0318 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)	2.633.061					2.633.061
	- A0319 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)	1.528.630					1.528.630

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0320 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)	2.599.341					2.599.341
	- A0321 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira (Fundacite-Táchira)	1.931.102					1.931.102
	- A0322 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)	1.872.068					1.872.068
	- A0333 Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)	269.200.452					269.200.452
	- A0334 Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)	35.408.677					35.408.677
	- A0338 Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)	3.751.120					3.751.120
	- A0355 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)	2.180.412					2.180.412
	- A0363 Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)	11.758.401					11.758.401
	- A0382 Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)	10.998.272					10.998.272
	- A0405 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)	2.459.474					2.459.474
	- A0429 Fundación Centro Nacional de Tecnología Química (CNTQ)	2.984.511					2.984.511
	- A0430 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)	619.368					619.368
	- A0431 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)	157.393					157.393
	- A0432 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)	2.162.809					2.162.809

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0433 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)	1.430.579					1.430.579
	- A0434 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)	1.422.728					1.422.728
	- A0435 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)	393.153					393.153
	- A0436 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)	571.120					571.120
	- A0437 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)	546.436					546.436
	- A0438 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)	886.046					886.046
	- A0439 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)	1.489.968					1.489.968
	- A0440 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)	1.339.317					1.339.317
	- A0442 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)	1.227.907					1.227.907
	- A0458 Fundación Centro Nacional de Innovación Tecnológica (CENIT)	15.579.752					15.579.752
	- A0461 Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)	5.818.465					5.818.465
	- A0464 Fundación Infocentro	70.238.361					70.238.361
	- A0937 Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)	3.156.046					3.156.046
	- A1301 Agencia Bolivariana para Actividades Espaciales (ABAE)	14.231.986					14.231.986

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	83.064.735					83.064.735
	- A0677 QUIMBIOTEC, C.A.	2.758.210					2.758.210
	- A1225 Red de Transmisiones de Venezuela, C.A.	48.702.550					48.702.550
	- A1284 Corporación de Industrias Intermedias de Venezuela, S.A. (CORPIVENSA)	27.103.975					27.103.975
	- A1542 Corporación Socialista del Cemento, S.A.	4.500.000					4.500.000
4.07.03.00.00	Transferencias y donaciones de capital internas	92.616.963					92.616.963
4.07.03.03.00	Transferencias de capital internas al sector público	92.616.963					92.616.963
4.07.03.03.02	Transferencias de capital a entes descentralizados sin fines empresariales	81.254.541					81.254.541
	- A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)	81.254.541					81.254.541
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	11.362.422					11.362.422
	- A0677 QUIMBIOTEC, C.A.	10.140.348					10.140.348
	- A1225 Red de Transmisiones de Venezuela, C.A.	1.222.074					1.222.074

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	273.361.391					273.361.391
4.03	Servicios no personales	2.614.863					2.614.863
	TOTAL	275.976.254					275.976.254

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	8.838.588					8.838.588
4.03	Servicios no personales	35.057.691					35.057.691
4.04	Activos reales	8.943.100					8.943.100
4.07	Transferencias y donaciones	1.301.246.950					1.301.246.950
4.11	Disminución de pasivos	1.300.000					1.300.000
	TOTAL	**1.355.386.329**					**1.355.386.329**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	1.297.162.690					1.297.162.690
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.297.162.690					1.297.162.690
4.07.01.03.00	Transferencias corrientes internas al sector público	1.297.162.690					1.297.162.690
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.075.863.367					1.075.863.367
	- A0063 Instituto Venezolano de Investigaciones Cientificas (IVIC)	187.101.312					187.101.312
	- A0191 Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)	14.884.374					14.884.374
	- A0209 Centro Nacional de Tecnologías de Información (CNTI)	20.626.780					20.626.780
	- A0233 Registro Nacional Único de Operadores de Sustancias Químicas Controladas	309.327					309.327

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0303 Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)	8.944.304					8.944.304
	- A0313 Fundación Instituto de Estudios Avanzados (IDEA)	41.525.148					41.525.148
	- A0314 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)	1.648.074					1.648.074
	- A0315 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)	2.184.335					2.184.335
	- A0316 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)	3.150.701					3.150.701
	- A0318 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)	1.388.263					1.388.263
	- A0319 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)	1.474.837					1.474.837
	- A0320 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)	4.355.361					4.355.361
	- A0321 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira (Fundacite-Táchira)	1.354.501					1.354.501
	- A0322 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)	773.687					773.687
	- A0333 Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)	118.799.548					118.799.548
	- A0334 Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)	17.485.273					17.485.273

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0338 Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)	3.949.341					3.949.341
	- A0355 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)	1.067.433					1.067.433
	- A0363 Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)	6.419.331					6.419.331
	- A0382 Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)	4.340.618					4.340.618
	- A0405 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)	3.878.767					3.878.767
	- A0429 Fundación Centro Nacional de Tecnología Química (CNTQ)	2.760.603					2.760.603
	- A0430 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)	2.133.306					2.133.306
	- A0431 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)	2.642.607					2.642.607
	- A0432 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)	1.089.206					1.089.206
	- A0433 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)	1.369.421					1.369.421
	- A0434 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)	1.962.898					1.962.898
	- A0435 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)	878.258					878.258

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0436 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)	974.423					974.423
	- A0437 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)	2.461.537					2.461.537
	- A0438 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)	458.788					458.788
	- A0439 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)	1.310.032					1.310.032
	- A0440 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)	1.206.562					1.206.562
	- A0442 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)	1.072.093					1.072.093
	- A0443 Fundación Centro Nacional de Desarrollo e Investigación en Telecomunicaciones (CENDIT)	8.038.252					8.038.252
	- A0458 Fundación Centro Nacional de Innovación Tecnológica (CENIT)	7.263.041					7.263.041
	- A0461 Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)	969.611					969.611
	- A0464 Fundación Infocentro	36.337.037					36.337.037
	- A0660 Instituto Postal Telegráfico de Venezuela (IPOSTEL)	418.860.099					418.860.099
	- A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)	34.823.375					34.823.375
	- A0927 Fondo Venezolano de Reconversión Industrial y Tecnológica (FONDOIN)	2.200.000					2.200.000

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
	- A0929 Fondo Nacional de Ciencia, Tecnología e Innovación (FONACIT)	90.000.000					90.000.000
	- A0937 Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)	4.707.809					4.707.809
	- A1301 Agencia Bolivariana para Actividades Espaciales (ABAE)	6.683.094					6.683.094
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	221.299.323					221.299.323
	- A0237 Promotora de Empresas Socialistas, Proesca C.A.	35.000.000					35.000.000
	- A0826 Zona Franca Industrial Comercial de Servicios de Paraguana, C.A. (ZONFIPCA)	2.500.000					2.500.000
	- A1211 Telecom Venezuela, C.A.	42.000.000					42.000.000
	- A1219 Industria Venezolana Endógena de Válvulas, S.A. (INVEVAL, S.A.)	2.951.680					2.951.680
	- A1225 Red de Transmisiones de Venezuela, C.A.	28.872.851					28.872.851
	- A1267 Corporación para el Desarrollo Científico y Tecnológico, S.A. (CODECYT S.A)	4.724.623					4.724.623
	- A1284 Corporación de Industrias Intermedias de Venezuela, S.A. (CORPIVENSA)	105.250.169					105.250.169

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	3.434.260					3.434.260
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	3.434.260					3.434.260
4.07.02.01.00	Transferencias corrientes al exterior	3.434.260					3.434.260
4.07.02.01.04	Transferencias corrientes a organismos internacionales	3.434.260					3.434.260
	- I0015 Centro Internacional de Ingeniería Genética y Biotecnología.	184.900					184.900
	- I0018 Centro Latinoamericano de la Física (CLAF)	8.600					8.600
	- I0082 Organización de los Estados Americanos (O.E.A.)	137.600					137.600
	- I0139 Instituto Interamericano para la Investigación del Cambio Global (I.A.I)	167.700					167.700
	- I0159 Unión Internacional de Telecomunicaciones	1.757.600					1.757.600
	- I0162 Unión Postal Universal	239.170					239.170
	- I0212 Fundación Internacional para la Ciencia - IFS	860					860
	- I0220 Programa Iberoamericano de Ciencia y Tecnología para el Desarrollo - CYTED	688.000					688.000
	- I0221 Consorcio Latinoamericano de la Yuca - CLAYUCA	10.750					10.750
	- I0241 Unión Postal de las Américas, España y Portugal	239.080					239.080

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	1.649.710					1.649.710
	TOTAL	**1.649.710**					**1.649.710**

ACCIÓN CENTRALIZADA: Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	850.000					850.000
4.03	Servicios no personales	107.000					107.000
4.04	Activos reales	43.000					43.000
	TOTAL	1.000.000					1.000.000

57

Ministerio del Poder Popular para las Comunas y Protección Social

MINISTERIO DEL PODER POPULAR PARA LAS COMUNAS Y PROTECCIÓN SOCIAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Ministerio del Poder Popular para las Comunas y Protección Social, en el Marco del Plan de Desarrollo Económico y Social de la Nación 2007-2013, bajo la línea Estratégica Suprema Felicidad Social, continuará implementando mecanismos que impulsen la incorporación de los sectores mas excluidos de la población venezolana, hacia la obtención de mejoras en las condiciones de vida, fortaleciendo la democracia protagónica y revolucionaria, en la conformación del estado socialista y participativo que procura la construcción de una sociedad justa equitativa y la obtención de mejoras en las condiciones de vida de la población. En este sentido el Ministerio promueve a través de su gestión, la conformación de la estructura socio-productiva, a través de:

- La articulación entre las comunidades que integran las comunas en construcción.
- La promoción de la organización, expansión y consolidación de los consejos comunales y del poder comunal.
- La participación comunal y el acompañamiento integral desde las escuelas del poder popular bajo su política de formación.
- La atención integral a los grupos más vulnerados y excluidos de la población, mejorándoles sus condiciones de vida e insertándolos en la sociedad a través de la política de protección social.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
115.382	570047000	Escuela para el fortalecimiento del poder popular.	Ciudadano Formado	168.880	112.577	281.457	65.000.000			65.000.000
115.455	570048000	Transformación integral de las necesidades de la población en extrema pobreza y máxima exclusión social, satisfaciendo las condiciones materiales y espirituales de manera corresponsable.	Persona Beneficiada			369.247	34.000.000			34.000.000
115.395	570049000	Brindar atención integral a las personas con discapacidad y sus familiares generándoles espacios para su organización y participación activa en el marco de la Misión Dr. José Gregorio Hernández.	Persona Beneficiada			87.550	29.000.000			29.000.000
115.327	570050000	Atención y asesoramiento médico a personas con discapacidad de causa genética y sus familiares como parte de un programa comunitario sobre genética en Venezuela.	Persona Atendida			8.600	12.000.000			12.000.000
115.396	570051000	Impulso de las asociaciones cooperativas en los consejos comunales, comunas en construcción y organismos del estado.	Cooperativa			5.000	7.000.000			7.000.000
115.404	570052000	Transferencia de recursos financieros a los Entes Adscritos del Ministerio para el otorgamiento de créditos a las familias que habitan en las comunidades y en refugios.	Transferencia			5	5.000.000			5.000.000
115.352	570053000	Fortalecimiento de las organizaciones socioproductivas a través del otorgamiento de transferencias de recursos financieros.	Transferencia			50	8.000.000			8.000.000
115.479	570054000	Estudio de medición de impacto de las Políticas Públicas del Ministerio del Poder Popular para las Comunas y Protección Social.	Documento			7	1.500.000			1.500.000
115.474	570055000	Apoyo a proyectos pilotos e iniciativas innovadoras, tecnológicas y socioproductivas en las comunidades organizadas hacia la consolidación del poder comunal.	Comunidad Organizada y Participante			16	10.000.000			10.000.000
115.292	570056000	Acompañamiento integral a las organizaciones socio-productivas del poder popular, para el fortalecimiento de las fases del ciclo de la producción, distribución y consumo de bienes y servicios.	Organización Fortalecida			232	15.000.000			15.000.000

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
115.530	570057000	Implantación de red telefónica para el Ministerio del Poder Popular para las Comunas y Protección Social - Torre para la Economía Popular Manuelita Sáenz (INCIMAR), basada en tecnología voz sobre Ip.	Oficina			31	3.850.342			3.850.342
115.379	570058000	Adecuación tecnológica de la Torre para la Economía Popular Manuelita Sáenz (INCIMAR) Fase II	Sala Acondicionada			1	3.430.900			3.430.900
115.375	570059000	Consolidación de las instancias del Poder Popular, incentivando y promoviendo la participación protagónica y revolucionaria y la organización comunal.	Plan			5.625	35.000.000			35.000.000
115.494	570060000	Atención integral inmediata a personas de las comunidades en condiciones de vulnerabilidad.	Persona			2.000	15.000.000			15.000.000
	579999000	Aportes y transferencias para financiar los proyectos de los Entes Descentralizados	Bolívar			1.431.563.782	1.431.563.782			1.431.563.782
						TOTAL	**1.675.345.024**			**1.675.345.024**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
570001000	Dirección y Coordinación de los Gastos de los Trabajadores	385.903.677			385.903.677
570002000	Gestión Administrativa	1.020.960.347			1.020.960.347
570003000	Previsión y Protección Social	114.096.323			114.096.323
570007000	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	17.039.653			17.039.653
	TOTAL	**1.538.000.000**			**1.538.000.000**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**503**	**581**	**61**	**1.145**	**24.696.245**	**393.256**	**25.089.501**
Altos Funcionarios y de Elección Popular	1			1	25.241	7.572	32.813
Alto Nivel y de Dirección	29	33		62	1.285.614	385.684	1.671.298
Profesional y Técnico	303	267		570	12.472.233		12.472.233
Personal Administrativo	69	24		93	2.034.943		2.034.943
Obrero	101	257	61	419	8.878.214		8.878.214
Personal Contratado	**765**	**847**	**10**	**1.622**	**70.166.874**		**70.166.874**
Profesional y Técnico	524	479	10	1.013	43.587.182		43.587.182
Personal Administrativo	241	368		609	26.579.692		26.579.692
TOTAL	**1.268**	**1.428**	**71**	**2.767**	**94.863.119**	**393.256**	**95.256.375**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**677**	**201**	**878**	**27.060.184**
Obreros	143	38	181	5.574.658
Empleados	534	163	697	21.485.526
Jubilados	**2.123**	**793**	**2.916**	**87.036.139**
Obreros	895	359	1.254	37.267.895
Empleados	1.228	434	1.662	49.768.244
TOTAL	**2.800**	**994**	**3.794**	**114.096.323**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	451.982.161			451.982.161
4.02	Materiales, suministros y mercancías	89.751.671			89.751.671
4.03	Servicios no personales	168.010.641			168.010.641
4.04	Activos reales	31.261.450			31.261.450
4.07	Transferencias y donaciones	2.452.323.552			2.452.323.552
4.11	Disminución de pasivos	20.015.549			20.015.549
	TOTAL	**3.213.345.024**			**3.213.345.024**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.269.563.782			2.269.563.782
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.269.563.782			2.269.563.782
4.07.01.03.00	Transferencias corrientes internas al sector público	2.269.563.782			2.269.563.782
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.099.563.782			2.099.563.782
	- A0046 Instituto Nacional de Capacitación y Educación Socialista (I.N.C.E.S)	190.000.000			190.000.000
	- A0047 Instituto Nacional del Menor (INAM)	35.000.000			35.000.000
	- A0124 Consejo Nacional para las Personas con Discapacidad (CONAPDIS)	70.000.000			70.000.000
	- A0305 Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)	70.000.000			70.000.000
	- A0326 Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)	220.000.000			220.000.000
	- A0480 Fundación Misión Negra Hipólita	216.563.782			216.563.782
	- A0487 Fundación "Misión Che Guevara"	40.000.000			40.000.000
	- A0910 Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)	455.000.000			455.000.000
	- A0950 Instituto Nacional de Servicios Sociales (INASS)	748.000.000			748.000.000
	- A0953 Servicio Autónomo Fondo Nacional de los Consejos Comunales (SAFONACC)	55.000.000			55.000.000
4.07.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios	50.000.000			50.000.000
	- A0717 Banco del Pueblo Soberano, C.A.	50.000.000			50.000.000
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	120.000.000			120.000.000
	- A0842 Fondo de Desarrollo Microfinanciero (FONDEMI)	90.000.000			90.000.000
	- A0954 Fondo para el Desarrollo Endógeno (FONENDÓGENO)	30.000.000			30.000.000

PROYECTO:	COD. N.E: 115382 COD. PPTO: 570047000 Escuela para el Fortalecimiento del Poder Popular.
UNIDAD DE MEDIDA:	Ciudadano Formado
CANTIDAD:	Fem.(168.880) Mas.(112.577) Total(281.457)
ASIGNACIÓN PRESUPUESTARIA:	65.000.000
DIRECTRIZ ESTRATÉGICA:	Desarrollo de la Nueva Ética Socialista
OBJETIVO ESTRATÉGICO:	Impulsar políticas de formación comunal que tributen a la consolidación del nuevo estado comunal, a través de herramientas materiales y espirituales que permitan generar una nueva relación Estado y el pueblo organizado, garantizando el ejercicio responsable hacia la construcción del socialismo bolivariano, y realizar un acompañamiento a los voceros, voceras y líderes comunitarios formados los cuales son atendidos en la escuela para el fortalecimiento del poder popular para voceros, voceras y líderes comunitarios.
OBJETIVOS ESPECÍFICOS:	Formar voceros, voceras de los consejos comunales y líderes comunitarios del poder popular, en las áreas ético, político, ideológico, cultural y técnico, así como el acompañamiento y la asistencia técnica, como acción transversal para la construcción del Estado socialista, y dar seguimiento y acompañamiento a los integrantes de la escuela para el fortalecimiento del poder popular a voceros, voceras y líderes comunitarios.
RESULTADO:	281.457 voceros, voceras y líderes comunitarios formados en las áreas ético, político, ideológico, cultural y técnico para la consolidación del nuevo Estado comunal.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	22.176.000					22.176.000
4.02	Materiales, suministros y mercancías	14.563.098					14.563.098
4.03	Servicios no personales	25.260.902					25.260.902
4.04	Activos reales	1.500.000					1.500.000
4.07	Transferencias y donaciones	1.500.000					1.500.000
	TOTAL	**65.000.000**					**65.000.000**

PROYECTO: COD. N.E: 115455 COD. PPTO: 570048000 Transformación Integral de las Necesidades de la Población en Extrema Pobreza y Máxima Exclusión Social, Satisfaciendo las Condiciones Materiales y Espirituales de Manera Corresponsable.

UNIDAD DE MEDIDA: Persona Beneficiada

CANTIDAD: Fem.(0) Mas.(0) Total(369.247)

ASIGNACIÓN PRESUPUESTARIA: 34.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Implementar el sistema de protección social como acción corresponsable con el poder popular al servicio de la construcción de una sociedad del buen vivir para todos y todas.

OBJETIVOS ESPECÍFICOS: Ejecutar acciones concretas, locales y sustentables en materia de prevención y atención integral junto con el pueblo, para transformar sus condiciones, materiales de vida y la satisfacción de sus necesidades humanas.

RESULTADO: Satisfacción de sus necesidades humanas (vivienda, alimento, salud, educación y empleo) de manera corresponsable con el poder popular.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	5.134.962					5.134.962
4.02	Materiales, suministros y mercancías	9.285.353					9.285.353
4.03	Servicios no personales	6.946.214					6.946.214
4.04	Activos reales	1.533.471					1.533.471
4.07	Transferencias y donaciones	11.100.000					11.100.000
	TOTAL	**34.000.000**					**34.000.000**

PROYECTO: COD. N.E: 115395 COD. PPTO: 570049000 Brindar Atención Integral a las Personas con Discapacidad y sus Familiares Generándoles Espacios para su Organización y Participación Activa en el Marco de la Misión Dr. José Gregorio Hernández

UNIDAD DE MEDIDA: Persona Beneficiada

CANTIDAD: Fem.(0) Mas.(0) Total(87.550)

ASIGNACIÓN PRESUPUESTARIA: 29.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Generar mecanismos de protección social que fomenten la organización social a fin de coadyuvar en el buen vivir de las personas con discapacidad.

OBJETIVOS ESPECÍFICOS: Dar respuestas oportunas a las necesidades más apremiantes que presentan las personas con discapacidad, propiciando la creación de espacios que permitan su organización y participación activa en corresponsabilidad con las instituciones públicas y privadas.

RESULTADO: Atención Integral Brindada

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	9.067.112					9.067.112
4.02	Materiales, suministros y mercancías	1.088.853					1.088.853
4.03	Servicios no personales	6.473.234					6.473.234
4.04	Activos reales	329.101					329.101
4.07	Transferencias y donaciones	12.041.700					12.041.700
	TOTAL	**29.000.000**					**29.000.000**

PROYECTO:	COD. N.E: 115327 COD. PPTO: 570050000 Atención y Asesoramiento Médico a Personas con Discapacidad de Causa Genética y sus Familiares Como Parte de un Programa Comunitario Sobre Genética en Venezuela
UNIDAD DE MEDIDA:	Persona Atendida
CANTIDAD:	Fem.(0) Mas.(0) Total(8.600)
ASIGNACIÓN PRESUPUESTARIA:	12.000.000
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Establecer mecanismos de protección social que fomenten la organización social a fin de apoyar en el buen vivir de las personas con discapacidad.
OBJETIVOS ESPECÍFICOS:	Garantizar asistencia médica integral gratuita, dirigidas al sector de la población que presentan problemas por discapacidad de causa genética.
RESULTADO:	Salud integral a las personas que presenten discapacidad de causa genética.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	3.950.576					3.950.576
4.02	Materiales, suministros y mercancías	5.591.516					5.591.516
4.03	Servicios no personales	1.789.407					1.789.407
4.04	Activos reales	668.501					668.501
	TOTAL	**12.000.000**					**12.000.000**

PROYECTO: COD. N.E: 115396 COD. PPTO: 570051000 Impulso de las Asociaciones Cooperativas en los Consejos Comunales, Comunas en Construcción y Organismos del Estado

UNIDAD DE MEDIDA: Cooperativa

CANTIDAD: Fem.(0) Mas.(0) Total(5.000)

ASIGNACIÓN PRESUPUESTARIA: 7.000.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Dirigir, coordinar, supervisar y hacer seguimiento a la ejecución de políticas, proyectos y programas dirigidos a fomentar, desarrollar, acompañar y articular las diferentes formas de asociación comunitaria para el trabajo, el ahorro y el consumo bajo el régimen de propiedad colectiva y dirigidos a la satisfacción de las necesidades sociales de las comunidades y al desarrollo del nuevo modelo socio productivo.

OBJETIVOS ESPECÍFICOS: Impulsar a las asociaciones cooperativas que hacen vida en los consejos comunales, comunas en construcción y organizaciones del estado, vinculándolas al sistema económico comunal, a través de la implementación de acciones dirigidas a la promoción, formación y acompañamiento de las mismas, contribuyendo así, al alcance de la independencia y la soberanía económica establecida en el plan de desarrollo económico y social de la nación 2007-2013

RESULTADO: Asociaciones Cooperativas en los Consejos Comunales, Comunas en Construcción y Organismos del Estado, con promoción y el acompañamiento integral a nivel nacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.419.555					1.419.555
4.02	Materiales, suministros y mercancías	1.708.463					1.708.463
4.03	Servicios no personales	3.103.001					3.103.001
4.04	Activos reales	765.731					765.731
4.07	Transferencias y donaciones	3.250					3.250
	TOTAL	**7.000.000**					**7.000.000**

PROYECTO: COD. N.E: 115404 COD. PPTO: 570052000 Transferencia de Recursos Financieros a los Entes Adscritos del Ministerio para el Otorgamiento de Créditos a las Familias que Habitan en las Comunidades y en Refugios.

UNIDAD DE MEDIDA: Transferencia

CANTIDAD: Fem.(0) Mas.(0) Total(5)

ASIGNACIÓN PRESUPUESTARIA: 5.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Dirigir, coordinar, supervisar y hacer seguimiento a la ejecución de políticas, proyectos y programas dirigidos a fomentar, desarrollar, acompañar y articular las diferentes formas de asociación comunitaria para el trabajo, el ahorro y el consumo bajo el régimen de propiedad colectiva y dirigidos a la satisfacción de las necesidades sociales de las comunidades y al desarrollo del nuevo modelo socio productivo.

OBJETIVOS ESPECÍFICOS: Lograr la promoción del Plan de Transformación Integral del Hábitat; la articulación, control de seguimiento de los proyectos de viviendas; y la aprobación de transferencias de recursos financieros a los entes adscritos del Ministerio, para la ejecución de los proyectos comunales a través del otorgamiento de créditos a las familias que habitan en las comunidades (consejos comunales y comunas en construcción) y en Refugios, que contribuyen al desarrollo nacional.

RESULTADO: Desarrollo Comunal

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.973.826					1.973.826
4.02	Materiales, suministros y mercancías	1.124.554					1.124.554
4.03	Servicios no personales	1.571.620					1.571.620
4.04	Activos reales	80.000					80.000
4.07	Transferencias y donaciones	250.000					250.000
	TOTAL	**5.000.000**					**5.000.000**

PROYECTO: COD. N.E: 115352 COD. PPTO: 570053000 Fortalecimiento de las Organizaciones Socioproductivas a Través del Otorgamiento de Transferencias de Recursos Financieros.

UNIDAD DE MEDIDA: Transferencia

CANTIDAD: Fem.(0) Mas.(0) Total(50)

ASIGNACIÓN PRESUPUESTARIA: 8.000.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Dirigir, coordinar, supervisar y hacer seguimiento a la ejecución de políticas, proyectos y programas dirigidos a fomentar, desarrollar, acompañar y articular las diferentes formas de asociación comunitaria para el trabajo, el ahorro y el consumo bajo el régimen de propiedad colectiva y dirigidos a la satisfacción de las necesidades sociales de las comunidades y al desarrollo del nuevo modelo socio productivo.

OBJETIVOS ESPECÍFICOS: Transferir recursos financieros a la organizaciones socioproductivas (Empresa de propiedad social directa comunal, Empresa de propiedad social indirecta comunal, Unidad productiva familiar y Grupos de intercambios solidario) a través de los entes adscritos del Ministerio, para la ejecución de los proyectos analizados y factibles.

RESULTADO: Ejecución de proyectos socioproductivos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.159.460					2.159.460
4.02	Materiales, suministros y mercancías	2.434.993					2.434.993
4.03	Servicios no personales	2.405.547					2.405.547
4.07	Transferencias y donaciones	1.000.000					1.000.000
	TOTAL	**8.000.000**					**8.000.000**

PROYECTO:	COD. N.E: 115479 COD. PPTO: 570054000 Estudio de Medición de Impacto de las Políticas Públicas del Ministerio del Poder Popular para las Comunas y Protección Social.
UNIDAD DE MEDIDA:	Documento
CANTIDAD:	Fem.(0) Mas.(0) Total(7)
ASIGNACIÓN PRESUPUESTARIA:	1.500.000
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Brindar información que permita analizar y evaluar la ejecución y el impacto de las políticas públicas que están bajo la responsabilidad del Ministerio
OBJETIVOS ESPECÍFICOS:	Medir el impacto de las políticas públicas ejecutadas por parte del Ministerio del Poder Popular para las Comunas y Protección Social, con la finalidad de aportar la información necesaria que permita optimizar el diseño y evaluación de los resultados obtenidos sobre la población objetivo de los programas, planes o proyectos de esta institución a nivel nacional.
RESULTADO:	Contar con la información oportuna, pertinente y de calidad, que permita presentar resultados e impactos de la gestión del Ministerio, mediante la metodología de medición de impacto vinculado operativa, táctica y estratégicamente con los objetivos políticos del Gobierno Revolucionario.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	228.000					228.000
4.02	Materiales, suministros y mercancías	137.851					137.851
4.03	Servicios no personales	717.200					717.200
4.04	Activos reales	416.949					416.949
	TOTAL	**1.500.000**					**1.500.000**

PROYECTO: COD. N.E: 115474 COD. PPTO: 570055000 Apoyo a Proyectos Pilotos e Iniciativas Innovadoras, Tecnológicas y Socioproductivas en las Comunidades Organizadas Hacia la Consolidación del Poder Comunal.

UNIDAD DE MEDIDA: Comunidad Organizada y Participante

CANTIDAD: Fem.(0) Mas.(0) Total(16)

ASIGNACIÓN PRESUPUESTARIA: 10.000.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Dirigir, coordinar supervisar y hacer seguimiento a la ejecución de políticas, proyectos y programas dirigidos a fomentar, desarrollar, acompañar y articular las diferentes formas de asociación comunitaria para el trabajo, el ahorro y el consumo bajo el régimen de propiedad colectiva y dirigidos a la satisfacción de las necesidades sociales de las comunidades y al desarrollo del nuevo modelo socio productivo.

OBJETIVOS ESPECÍFICOS: Diagnosticar y dar seguimiento a los proyectos especiales pilotos, innovadores y en el área ingeniería que se desarrollan en las comunidades organizadas, en base al cumplimiento de los objetivos estratégicos del estado para construir el nuevo modelo económico social.

RESULTADO: Atención a la comunidades

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.678.534					1.678.534
4.02	Materiales, suministros y mercancías	1.370.000					1.370.000
4.03	Servicios no personales	5.373.464					5.373.464
4.04	Activos reales	178.002					178.002
4.07	Transferencias y donaciones	1.400.000					1.400.000
	TOTAL	**10.000.000**					**10.000.000**

PROYECTO: COD. N.E: 115292 COD. PPTO: 570056000 Acompañamiento Integral a las Organizaciones Socioproductivas del Poder Popular, para el Fortalecimiento de las Fases del Ciclo de la Producción, Distribución y Consumo de Bienes y Servicios.

UNIDAD DE MEDIDA: Organización Fortalecida

CANTIDAD: Fem.(0) Mas.(0) Total(232)

ASIGNACIÓN PRESUPUESTARIA: 15.000.000

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Dirigir, coordinar, supervisar y hacer seguimiento a la ejecución de políticas, proyectos y programas dirigidos a fomentar, desarrollar, acompañar y articular las diferentes formas de asociación comunitaria para el trabajo, el ahorro y el consumo bajo el régimen de propiedad colectiva y dirigidos a la satisfacción de las necesidades sociales de las comunidades y al desarrollo del nuevo modelo socio productivo.

OBJETIVOS ESPECÍFICOS: Acompañar de forma integral a las organizaciones socio-productivas del poder popular, para el fortalecimiento de las fases del ciclo de la producción, distribución y consumo de bienes y servicios desarrollados por éstos, contribuyendo a la consolidación del sistema económico comunal.

RESULTADO: 232 organizaciones socio-productivas fortalecidas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	3.053.289					3.053.289
4.02	Materiales, suministros y mercancías	3.715.175					3.715.175
4.03	Servicios no personales	6.727.499					6.727.499
4.07	Transferencias y donaciones	1.504.037					1.504.037
	TOTAL	**15.000.000**					**15.000.000**

PROYECTO:	COD. N.E: 115530 COD. PPTO: 570057000 Implantación de Red Telefónica para el Ministerio del Poder Popular para las Comunas y Protección Social - Torre para la Economía Popular Manuelita Sáenz (INCIMAR), Basada en Tecnología Voz Sobre Ip.
UNIDAD DE MEDIDA:	Oficina
CANTIDAD:	Fem.(0) Mas.(0) Total(31)
ASIGNACIÓN PRESUPUESTARIA:	3.850.342
DIRECTRIZ ESTRATÉGICA:	Establecimiento de un Modelo Productivo Socialista
OBJETIVO ESTRATÉGICO:	Cumplir con las disposiciones del Ejecutivo Nacional referente a la independencia y soberanía tecnológica del Ministerio con la implementación de software Libre desarrollado con Estándares Abiertos en los sistemas, proyectos y servicios informáticos.
OBJETIVOS ESPECÍFICOS:	Implantar la Red Telefónica del Ministerio basada en Tecnología de Voz sobre IP, a través de la adecuación de la red de comunicaciones (voz, datos y video) al estado del arte o últimas tendencias en el ámbito de informática y telecomunicaciones; con el fin de Aumentar el nivel de autonomía sobre el servicio telefónico, disminuir los costos de comunicación telefónica en corto plazo y contar con una plataforma con tecnología de punta.
RESULTADO:	Sistema de comunicaciones telefónico basado en tecnología IP, que cumpla con las disposiciones del Decreto Presidencial 3.390 (Software Libre), en las oficinas del Ministerio.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	3.850.342					3.850.342
	TOTAL	**3.850.342**					**3.850.342**

PROYECTO: COD. N.E: 115379 COD. PPTO: 570058000 Adecuación Tecnológica de la Torre para la Economía Popular Manuelita Sáenz (INCIMAR) Fase II

UNIDAD DE MEDIDA: Sala Acondicionada

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 3.430.900

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Garantizar la operatividad del Ministerio, a través del acondicionamiento de la plataforma tecnológica.

OBJETIVOS ESPECÍFICOS: Adecuar y dotar de tecnología de punta a la Red de Data de Torre INCIMAR; con el fin de alcanzar la autonomía sobre el servicio de Internet y utilización de equipos de oficina.

RESULTADO: Acondicionar la Sala de Datos (Centro de Datos) de la Torre INCIMAR con tecnología de punta, garantizando los servicios básicos para su funcionamiento.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	3.342.900					3.342.900
4.04	Activos reales	88.000					88.000
	TOTAL	**3.430.900**					**3.430.900**

PROYECTO:	COD. N.E: 115375 COD. PPTO: 570059000 Consolidación de las Instancias del Poder Popular, Incentivando y Promoviendo la Participación Protagónica y Revolucionaria y la Organización Comunal.
UNIDAD DE MEDIDA:	Plan
CANTIDAD:	Fem.(0) Mas.(0) Total(5.625)
ASIGNACIÓN PRESUPUESTARIA:	35.000.000
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Promocionar el poder popular, concebido como el desarrollo de capacidades de acción colectiva a través de procesos de capacitación y formación.
OBJETIVOS ESPECÍFICOS:	Impulsar el funcionamiento de los Colectivos de Coordinación Comunitaria de los Consejos Comunales, generando metodologías para la elaboración de los Planes Comunitarios de Desarrollo Integral permitiendo seguir y acompañar integralmente la ejecución de los mismos y logrando el fortalecimiento de la participación del pueblo en el marco del Plan Transformación Integral del Hábitat.
RESULTADO:	Instancias del Poder Popular consolidadas.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	16.994.596					16.994.596
4.02	Materiales, suministros y mercancías	5.701.759					5.701.759
4.03	Servicios no personales	9.303.645					9.303.645
4.07	Transferencias y donaciones	3.000.000					3.000.000
TOTAL		**35.000.000**					**35.000.000**

PROYECTO: COD. N.E: 115494 COD. PPTO: 570060000 Atención Integral Inmediata a Personas de las Comunidades en Condiciones de Vulnerabilidad.

UNIDAD DE MEDIDA: Persona

CANTIDAD: Fem.(0) Mas.(0) Total(2.000)

ASIGNACIÓN PRESUPUESTARIA: 15.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Concentrar y coordinar eficientemente los procesos de captación, administración e inversión de recursos con la finalidad de optimizar la ejecución de las políticas, planes, programas y proyectos destinados a fortalecer, con una respuesta oportuna y eficaz, el desarrollo social.

OBJETIVOS ESPECÍFICOS: Ofrecer asistencia integral y oportuna a los grupos económicamente más vulnerables de la población en la promoción del desarrollo humano a través del aporte de recursos financieros y no financieros, soluciones habitacionales, donaciones, atención médica, fortalecimiento de las actividades educativas, deportivas y culturales, tanto en lo individual, colectivo o comunitario.

RESULTADO: Donaciones otorgadas a personas en extrema pobreza.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	4.005.000					4.005.000
4.07	Transferencias y donaciones	10.995.000					10.995.000
	TOTAL	**15.000.000**					**15.000.000**

PROYECTO: COD. PPTO: 579999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(1.431.563.782)

ASIGNACIÓN PRESUPUESTARIA: 1.431.563.782

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Desarrollar el nuevo modelo socio productivo como base económica del siglo XXI y alcanzar un crecimiento sostenible

OBJETIVOS ESPECÍFICOS: Desarrollar el nuevo modelo socio productivo como base económica del siglo XXI y alcanzar un crecimiento sostenible

RESULTADO: 1.431.563.782

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	1.431.563.782					1.431.563.782
	TOTAL	**1.431.563.782**					**1.431.563.782**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	1.431.563.782					1.431.563.782
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.431.563.782					1.431.563.782
4.07.01.03.00	Transferencias corrientes internas al sector público	1.431.563.782					1.431.563.782
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.341.563.782					1.341.563.782
	- A0124 Consejo Nacional para las Personas con Discapacidad (CONAPDIS)	50.000.000					50.000.000
	- A0305 Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)	50.000.000					50.000.000
	- A0326 Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)	150.000.000					150.000.000
	- A0480 Fundación Misión Negra Hipólita	166.563.782					166.563.782
	- A0487 Fundación "Misión Che Guevara"	30.000.000					30.000.000
	- A0910 Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)	290.000.000					290.000.000
	- A0950 Instituto Nacional de Servicios Sociales (INASS)	605.000.000					605.000.000
4.07.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios	40.000.000					40.000.000
	- A0717 Banco del Pueblo Soberano, C.A.	40.000.000					40.000.000
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	50.000.000					50.000.000
	- A0842 Fondo de Desarrollo Microfinanciero (FONDEMI)	50.000.000					50.000.000

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	384.146.251					384.146.251
4.03	Servicios no personales	1.757.426					1.757.426
	TOTAL	385.903.677					385.903.677

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	32.242.405					32.242.405
4.03	Servicios no personales	84.331.237					84.331.237
4.04	Activos reales	25.501.696					25.501.696
4.07	Transferencias y donaciones	858.869.460					858.869.460
4.11	Disminución de pasivos	20.015.549					20.015.549
	TOTAL	1.020.960.347					1.020.960.347

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	838.000.000					838.000.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	838.000.000					838.000.000
4.07.01.03.00	Transferencias corrientes internas al sector público	838.000.000					838.000.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	758.000.000					758.000.000
	- A0046 Instituto Nacional de Capacitación y Educación Socialista (I.N.C.E.S)	190.000.000					190.000.000
	- A0047 Instituto Nacional del Menor (INAM)	35.000.000					35.000.000
	- A0124 Consejo Nacional para las Personas con Discapacidad (CONAPDIS)	20.000.000					20.000.000
	- A0305 Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)	20.000.000					20.000.000
	- A0326 Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)	70.000.000					70.000.000
	- A0480 Fundación Misión Negra Hipólita	50.000.000					50.000.000
	- A0487 Fundación "Misión Che Guevara"	10.000.000					10.000.000
	- A0910 Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)	165.000.000					165.000.000
	- A0950 Instituto Nacional de Servicios Sociales (INASS)	143.000.000					143.000.000
	- A0953 Servicio Autónomo Fondo Nacional de los Consejos Comunales (SAFONACC)	55.000.000					55.000.000

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios	10.000.000					10.000.000
	- A0717 Banco del Pueblo Soberano, C.A.	10.000.000					10.000.000
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	70.000.000					70.000.000
	- A0842 Fondo de Desarrollo Microfinanciero (FONDEMI)	40.000.000					40.000.000
	- A0954 Fondo para el Desarrollo Endógeno (FONENDÓGENO)	30.000.000					30.000.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	114.096.323					114.096.323
	TOTAL	**114.096.323**					**114.096.323**

ACCIÓN CENTRALIZADA: Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	10.787.651					10.787.651
4.03	Servicios no personales	1.052.003					1.052.003
4.04	Activos reales	199.999					199.999
4.07	Transferencias y donaciones	5.000.000					5.000.000
	TOTAL	**17.039.653**					**17.039.653**

58

Ministerio del Poder Popular para la Mujer y la Igualdad de Género

MINISTERIO DEL PODER POPULAR PARA LA MUJER Y LA IGUALDAD DE GÉNERO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Ministerio del Poder Popular para la Mujer y la Igualdad de Género focalizará su gestión en el desarrollo de acciones orientadas a fomentar la participación social y económica de las mujeres y la formación con perspectiva de género a escala institucional y nacional. En el marco del ordenamiento jurídico nacional e internacional que rige la materia, buscará promover la erradicación de los estereotipos de género y de la violencia basada en los mismos, afianzando con ello el apoyo institucional a la lucha por la verdadera igualdad paritaria entre hombres y mujeres en la República Bolivariana de Venezuela y para lograrlo, ejecutará los siguientes proyectos:

- **Escuela de Formación Socialista y Feminista para la Igualdad de Género "Ana María Campos".** El cual tiene como objetivo desarrollar un programa de formación continua y permanente con perspectiva de género, enfocado en el aspecto sociopolítico para la formación de cuadros, líderes y lideresas socialistas comunitarias, en concordancia con el Plan Nacional Simón Bolívar 2007-2013, con una asignación de Bs. 33.632.176,00 beneficiará a 21.000 personas que serán formadas en feminismo, género y socialismo.

- **Diseño de Políticas para la Participación Protagónica y la Formación Socialista, que Consoliden la Igualdad y Eliminen los Estereotipos de Género**, tiene el propósito de diseñar políticas que consoliden la igualdad y erradiquen los estereotipos de género que perfilan patrones de desigualdad, exclusión y violencia hacia las mujeres, contará con recursos por Bs. 55.863.721,00 para su ejecución y prevé el diseño de políticas para beneficiar a un total de 354.557 mujeres a nivel nacional.

- **Impulso al Ejercicio de los Derechos de las Mujeres y su Incorporación con Perspectiva de Género al Modelo Productivo Socialista.** Este proyecto se propone diseñar políticas y dictar lineamientos orientados a la promoción de la inclusión social y socioproductiva de las mujeres venezolanas, recibirá Bs. 21.285.424,00 destinados a promover la conformación de ocho (08) Unidades Productivas Socialistas que beneficiarán a un estimado de 694 mujeres a nivel nacional.

Adicionalmente, financiará y brindará apoyo a los Entes Adscritos a este Despacho y en función de las atribuciones conferidas al Ministerio del Poder Popular para la Mujer y la Igualdad de Género a través del Decreto de Creación N° 6.663, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.156 de fecha 13 de abril de 2009, sus esfuerzos estarán orientados a:

- Formular, ejecutar y evaluar las políticas públicas que el Estado tenga a bien impulsar para el mejoramiento de las mujeres en las áreas de salud, educación, economía, cultura, recreación, formación, capacitación, participación política, vivienda y hábitat, ciencia, tecnología, empleo y seguridad social.
- Diseñar e instrumentar programas, planes y proyectos dirigidos al empoderamiento de las mujeres en materia jurídica, social, cultural, política, económica y recreativa, especialmente las afrodescendientes, indígenas, campesinas, pescadoras, obreras, mujeres con discapacidad, situación de calle, refugiadas, asiladas, privadas de libertad, amas de casa, niñas, adolescentes y adultas mayores.
- Diseñar y ejecutar políticas orientadas a la asignación de recursos financieros destinados a superar la situación de exclusión económica, discriminación, explotación y violencia a que están sometidas y/o expuestas las mujeres en Venezuela.
- Desarrollar, ejecutar y evaluar los programas comunicacionales, educativos, laborales, tecnológicos, deportivos y culturales orientados a la promoción, divulgación, difusión y defensa de los derechos de las mujeres, promoviendo su empoderamiento, con el fin de modificar los patrones socioculturales de conductas en hombres y mujeres, basados en estereotipos y prejuicios de género.

- Coordinar con la Cancillería de la República la discusión de acuerdos, convenios y tratados internacionales que guarden relación con los derechos de las mujeres, la igualdad y equidad de género y aquellos referidos a las interrelaciones humanas.
- Coordinar con el Ministerio del Poder Popular para la Salud la promoción e implementación de la salud y la calidad de vida para las mujeres, y con el Ministerio del Poder Popular para el Trabajo y Seguridad Social la creación de un sistema de seguridad social que garantice el acceso de las amas de casa al disfrute efectivo de ese derecho consagrado en la Constitución Nacional.
- Promover, coordinar y supervisar la creación y funcionamiento de los órganos y entes que le sean adscritos.
- Promover y garantizar la participación de las mujeres indígenas, en coordinación con el Ministerio del Poder Popular para los Pueblos Indígenas.
- Promover e impartir lineamientos para la creación y funcionamiento de los Institutos Estadales y Municipales de la Mujer.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
115.563	580020000	Diseño de políticas para la participación protagónica y la formación socialista, que consoliden la igualdad y eliminen los estereotipos de género.	Política			2	55.863.721			55.863.721
115.505	580021000	Escuela de Formación Socialista y Feminista para la Igualdad de Género "Ana María Campos"	Persona Capacitada			21.000	33.632.176			33.632.176
115.500	580022000	Impulso al ejercicio de los derechos de las mujeres y su incorporación con perspectiva de género al modelo productivo socialista.	Unidad de Producción			8	21.285.424			21.285.424
	589999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			119.526.078	119.526.078			119.526.078
						TOTAL	230.307.399			230.307.399

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
580001000	Dirección y Coordinación de los Gastos de los Trabajadores	48.606.734			48.606.734
580002000	Gestión Administrativa	114.889.494			114.889.494
580003000	Previsión y Protección Social	337.420			337.420
580007000	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	500.000			500.000
	TOTAL	**164.333.648**			**164.333.648**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**12**	**2**	**4**	**18**	**704.179**		**704.179**
Altos Funcionarios y de Elección Popular	1			1	44.761		44.761
Alto Nivel y de Dirección	10	2	4	16	626.472		626.472
Profesional y Técnico	1			1	32.946		32.946
Personal Contratado	**301**	**106**	**129**	**536**	**22.236.372**		**22.236.372**
Directivo	28	2	19	49	1.692.070		1.692.070
Profesional y Técnico	152	62	83	297	14.018.052		14.018.052
Personal Administrativo	121	42	27	190	6.526.250		6.526.250
TOTAL	**313**	**108**	**133**	**554**	**22.940.551**		**22.940.551**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**1**		**1**	**337.420**
Empleados	1		1	337.420
TOTAL	**1**		**1**	**337.420**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	109.085.276			109.085.276
4.02	Materiales, suministros y mercancías	18.438.714			18.438.714
4.03	Servicios no personales	41.304.469			41.304.469
4.04	Activos reales	10.968.769			10.968.769
4.05	Activos financieros	50.000.000			50.000.000
4.07	Transferencias y donaciones	162.643.819			162.643.819
4.11	Disminución de pasivos	2.200.000			2.200.000
	TOTAL	**394.641.047**			**394.641.047**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.05.00.00.00	Activos financieros	50.000.000			50.000.000
4.05.01.00.00	Aportes en acciones y participaciones de capital	50.000.000			50.000.000
4.05.01.02.00	Aportes en acciones y participaciones de capital al sector público	50.000.000			50.000.000
4.05.01.02.05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	50.000.000			50.000.000
	- A0718 Banco de Desarrollo de la Mujer, C.A. (BANMUJER)	50.000.000			50.000.000
4.07.00.00.00	Transferencias y donaciones	159.906.399			159.906.399
4.07.01.00.00	Transferencias y donaciones corrientes internas	159.906.399			159.906.399
4.07.01.03.00	Transferencias corrientes internas al sector público	159.906.399			159.906.399
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	115.876.799			115.876.799
	- A0936 Instituto Nacional de la Mujer (INAMUJER)	115.876.799			115.876.799
4.07.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios	44.029.600			44.029.600
	- A0718 Banco de Desarrollo de la Mujer, C.A. (BANMUJER)	44.029.600			44.029.600

PROYECTO: COD. N.E: 115563 COD. PPTO: 580020000 Diseño de Políticas para la Participación Protagónica y la Formación Socialista, que Consoliden la Igualdad y Eliminen los Estereotipos de Género.

UNIDAD DE MEDIDA: Política

CANTIDAD: Fem.(0) Mas.(0) Total(2)

ASIGNACIÓN PRESUPUESTARIA: 55.863.721

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: El Ministerio del Poder Popular para la Mujer e Igualdad de Género es el órgano rector de las políticas públicas, planes, programas y proyectos del Estado venezolano, que impulsa la participación de las mujeres en el poder popular y garantiza el ejercicio de sus derechos y la igualdad de género, establecidos en la Constitución de la República Bolivariana de Venezuela y en el resto del ordenamiento jurídico vigente.

OBJETIVOS ESPECÍFICOS: Diseñar políticas que consoliden la igualdad, y eliminen los estereotipos de género.

RESULTADO: Políticas en materia de igualdad de género diseñadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	36.005.856					36.005.856
4.02	Materiales, suministros y mercancías	6.572.685					6.572.685
4.03	Servicios no personales	9.215.512					9.215.512
4.04	Activos reales	4.069.668					4.069.668
	TOTAL	**55.863.721**					**55.863.721**

PROYECTO: COD. N.E: 115505 COD. PPTO: 580021000 Escuela de Formación Socialista y Feminista para la Igualdad de Género "Ana María Campos"

UNIDAD DE MEDIDA: Persona Capacitada

CANTIDAD: Fem.(0) Mas.(0) Total(21.000)

ASIGNACIÓN PRESUPUESTARIA: 33.632.176

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: El Ministerio del Poder Popular para la Mujer y la Igualdad de Género es el órgano rector de las políticas públicas, planes, programas y proyectos del Estado Venezolano, que impulsa la participación de las mujeres en el poder popular y garantiza el ejercicio de sus derechos y la igualdad de género, establecidos en la Constitución de la República Bolivariana de Venezuela y el resto del ordenamiento jurídico vigente.

OBJETIVOS ESPECÍFICOS: Desarrollar un programa de formación continua y permanente, con perspectiva de género enfocado en el aspecto socio-político para la formación de cuadros, líderes y liderezas socialista comunitarias en concordancia con los lineamientos del Proyecto Nacional Simón Bolívar 2007-2013.

RESULTADO: Formación continua y permanente socialista, ideológica y política con perspectiva de género dirigido a mujeres y hombres.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	20.108.080					20.108.080
4.02	Materiales, suministros y mercancías	3.454.563					3.454.563
4.03	Servicios no personales	7.210.197					7.210.197
4.04	Activos reales	2.859.336					2.859.336
	TOTAL	**33.632.176**					**33.632.176**

PROYECTO:	COD. N.E: 115500 COD. PPTO: 580022000 Impulso al Ejercicio de los Derechos de las Mujeres y su Incorporación con Perspectiva de Género al Modelo Productivo Socialista.
UNIDAD DE MEDIDA:	Unidad de Producción
CANTIDAD:	Fem.(0) Mas.(0) Total(8)
ASIGNACIÓN PRESUPUESTARIA:	21.285.424
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	El Ministerio del Poder Popular para la Mujer y la Igualdad de Género es el órgano rector de las políticas públicas, planes, programas y proyectos del Estado Venezolano, que impulsa la participación de las mujeres en el poder popular y garantiza el ejercicio de sus derechos y la igualdad de género, establecidos en la Constitución de la República Bolivariana de Venezuela y el resto del ordenamiento jurídico vigente.
OBJETIVOS ESPECÍFICOS:	Diseñar políticas y dictar lineamientos orientados a la promoción de la inclusión social y socioproductiva de las mujeres venezolanas.
RESULTADO:	Mujeres promovidas para ser incluidas al sistema de seguridad social e incorporadas a pequeñas unidades de producción contribuyendo al desarrollo económico del país

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	5.786.236					5.786.236
4.02	Materiales, suministros y mercancías	4.062.252					4.062.252
4.03	Servicios no personales	9.589.631					9.589.631
4.04	Activos reales	1.847.305					1.847.305
	TOTAL	**21.285.424**					**21.285.424**

PROYECTO:	COD. PPTO: 589999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados
UNIDAD DE MEDIDA:	Bolívar
CANTIDAD:	Fem.(0) Mas.(0) Total(119.526.078)
ASIGNACIÓN PRESUPUESTARIA:	119.526.078
DIRECTRIZ ESTRATÉGICA:	No Aplica
OBJETIVO ESTRATÉGICO:	Reducir la miseria a cero y acelerar la disminución de la pobreza
OBJETIVOS ESPECÍFICOS:	Transferir recursos a los Entes Descentralizados
RESULTADO:	119526078

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.05	Activos financieros	50.000.000					50.000.000
4.07	Transferencias y donaciones	69.526.078					69.526.078
	TOTAL	119.526.078					119.526.078

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.05.00.00.00	Activos financieros	50.000.000					50.000.000
4.05.01.00.00	Aportes en acciones y participaciones de capital	50.000.000					50.000.000
4.05.01.02.00	Aportes en acciones y participaciones de capital al sector público	50.000.000					50.000.000
4.05.01.02.05	Aportes en acciones y participaciones de capital a entes descentralizados financieros bancarios	50.000.000					50.000.000
	- A0718 Banco de Desarrollo de la Mujer, C.A. (BANMUJER)	50.000.000					50.000.000
4.07.00.00.00	Transferencias y donaciones	69.526.078					69.526.078
4.07.01.00.00	Transferencias y donaciones corrientes internas	69.526.078					69.526.078
4.07.01.03.00	Transferencias corrientes internas al sector público	69.526.078					69.526.078
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	69.526.078					69.526.078
	- A0936 Instituto Nacional de la Mujer (INAMUJER)	69.526.078					69.526.078

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	47.185.104					47.185.104
4.03	Servicios no personales	1.421.630					1.421.630
	TOTAL	**48.606.734**					**48.606.734**

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	4.349.214					4.349.214
4.03	Servicios no personales	13.867.499					13.867.499
4.04	Activos reales	2.192.460					2.192.460
4.07	Transferencias y donaciones	92.280.321					92.280.321
4.11	Disminución de pasivos	2.200.000					2.200.000
	TOTAL	**114.889.494**					**114.889.494**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	90.380.321					90.380.321
4.07.01.00.00	Transferencias y donaciones corrientes internas	90.380.321					90.380.321
4.07.01.03.00	Transferencias corrientes internas al sector público	90.380.321					90.380.321
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	46.350.721					46.350.721
	- A0936 Instituto Nacional de la Mujer (INAMUJER)	46.350.721					46.350.721
4.07.01.03.08	Transferencias corrientes a entes descentralizados financieros bancarios	44.029.600					44.029.600
	- A0718 Banco de Desarrollo de la Mujer, C.A. (BANMUJER)	44.029.600					44.029.600

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	337.420					337.420
	TOTAL	**337.420**					**337.420**

ACCIÓN CENTRALIZADA: Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	500.000					500.000
	TOTAL	**500.000**					**500.000**

59

Ministerio del Poder Popular para la Energía Eléctrica

MINISTERIO DEL PODER POPULAR PARA LA ENERGÍA ELÉCTRICA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Ministerio del Poder Popular para la Energía Eléctrica, como Órgano de la Administración Pública Central, enmarcado dentro de las Líneas Generales del Plan de Desarrollo Económico y Social Simón Bolívar 2007-2013, presenta su política presupuestaria destinada al cumplimiento de sus competencias, entre las cuales destacan la regulación del servicio eléctrico, formulación y seguimiento de políticas, la planificación, realización y fiscalización de las actividades del Ejecutivo Nacional en materia de energía eléctrica; ejercer la coordinación del control de las operaciones del Sistema Eléctrico Nacional (SEN), el desarrollo, aprovechamiento y control de los medios de generación de energía eléctrica, así como las industrias eléctricas; el estudio de mercado y el análisis y fijación de tarifas del servicio de suministro de electricidad.

Adicionalmente, el Ministerio, a fin de fortalecer su capacidad de gestión y afianzarse como un Órgano moderno de la Administración Pública Central, se ha planteado los siguientes objetivos de carácter estratégico:

- Fortalecer los elementos de rectoría y control para generar estrategias que permitan satisfacer los requerimientos de la sociedad en el ámbito de su competencia, con criterios de oportunidad y confiabilidad.

- Fortalecer el proceso estratégico para la formulación de nuevas políticas públicas, que contribuyan a la mejora y sostenibilidad del Sector Eléctrico.

- Fomentar la cultura y educación del ahorro energético, como paradigma del desarrollo sustentable, con visión ecológica.

- Promover el aprovechamiento de fuentes de energías alternativas, a fin de diversificar la matriz energética, para así proteger y conservar el medio ambiente.

- Robustecer los despachos de carga nacional y regional, para garantizar la coordinación eficiente de la operación del Sistema Eléctrico Nacional, con la utilización de tecnologías de punta y personal altamente capacitado.

- Fortalecer a la Corporación Eléctrica Nacional (Corpoelec), para garantizar una organización eficiente con valores socialistas.

- Proveer al Estado Venezolano de herramientas que permitan la regulación adecuada del uso de fuentes radiactivas y el manejo y disposición de desechos radiactivos del sector industrial y de investigación, con el fin de mitigar los riesgos para la población y el medio ambiente.

- Fortalecer y promover la constitución y consolidación de mesas técnicas de energía, a fin de ampliar el papel protagónico del poder popular en el desarrollo del Sistema Eléctrico Nacional.

- Impulsar un marco jurídico para regular el aprovechamiento de energías alternativas y el uso racional y eficiente de la energía eléctrica.

- Establecer programas de fiscalizaciones a nivel nacional, para garantizar la correcta aplicación del ordenamiento legal pertinente por parte del operador y prestador del servicio eléctrico.

- Fomentar e impulsar la cooperación e integración internacional en materia de energía eléctrica con los países aliados, con el fin de fortalecer el Sistema Eléctrico Nacional.

- Avanzar en el desarrollo de capacidades para el registro, análisis y evaluación de indicadores fundamentales de carácter geográfico, económico y social, de eficiencia e impacto ambiental, que permitan orientar la toma de decisiones, para garantizar la calidad de la prestación del servicio eléctrico.

- Fortalecer el sistema de seguimiento y control, para velar por el cumplimiento de los planes, programas y proyectos, orientados a la sostenibilidad y expansión del Sistema Eléctrico Nacional.

- Reforzar la coordinación con las carteras de Defensa e Interior y Justicia, para intensificar el Plan de Seguridad y Defensa para el Sistema Eléctrico Nacional, a fin de corregir debilidades y prevenir acciones criminales externas e internas en las instalaciones eléctricas a nivel nacional.

- Potenciar los procesos de investigación científica y tecnológica en energía eléctrica, mediante la creación de un instituto especializado, que permita desarrollar dichas áreas y capacitar al talento humano y al personal de relevo, como factores claves para la sostenibilidad del Sistema Eléctrico Nacional.

- Propiciar la participación popular activa y protagónica de los trabajadores y las comunidades en los procesos del servicio eléctrico, bajo los valores socialistas.

Con fundamento en lo antes expuesto, el presupuesto de gastos de este Ministerio y sus entes adscritos para el Ejercicio Fiscal 2012, estará orientado al fortalecimiento del Sistema Eléctrico Nacional y la mejora de la calidad del servicio, reforzar la gestión estratégica y administrativa del Ministerio del Poder Popular para la Energía Eléctrica, con criterios de eficiencia, eficacia y transparencia, para lo cual se financiarán proyectos de envergadura y complementarios, actualmente en fase de ejecución o por iniciarse, que contribuirán al desarrollo sustentable de la Nación, por ser el servicio eléctrico factor decisivo en la mejora de la calidad de vida de las ciudadanas y ciudadanos; siguiendo los lineamientos del Ejecutivo Nacional para complementar y fortalecer el desarrollo de nuestro Modelo Socialista.

Entre los proyectos a emprender para el año 2012, con una inversión de Bs. 5.031.987.965, se tienen, entre otros:

- Central Hidroeléctrica Manuel Piar (TOCOMA): avanzar en la construcción de una central hidroeléctrica y su transmisión asociada para suplir 12.100 GWh/año de energía eléctrica a partir del año 2014, lo cual permitirá en una primera fase, incorporar aproximadamente 205 MW en el año 2012, de un total proyectado entre 2.160 MW y 2.350 MW como máximo.

- Fortalecimiento y desarrollo institucional de Corpoelec: fortalecer institucionalmente al operador y prestador del servicio eléctrico, a través de la generación de nuevas soluciones tecnológicas con adecuados sistemas de gestión comercial, distribución y desarrollo de modelos gerenciales, organizacionales y administrativos que fomenten la sostenibilidad del Sistema Eléctrico Nacional.

- Construcción de subestaciones encapsuladas SF6 en la zona urbana de Maracaibo: reforzar la red urbana de transmisión, con la finalidad de aliviar la sobrecarga existente en las subestaciones de distribución y permitir atender el crecimiento acelerado de la demanda de energía eléctrica en el casco urbano de la ciudad de Maracaibo.

- Rehabilitación de las unidades 1 a 6 de la casa de máquinas 1 de la Central Hidroeléctrica Simón Bolívar (GURI): incrementar la disponibilidad de generación de energía eléctrica, así como extender la vida útil de los equipos mayores de las unidades, para garantizar la continuidad de la producción de energía eléctrica y disminuir los costos de operación y mantenimiento.

- Central Termozulia III y sus obras de transmisión asociadas: garantizar la expansión del parque de generación necesaria para suministrar un servicio eléctrico de calidad, dentro de las normas establecidas y satisfacer la demanda de potencia y energía eléctrica del Estado Zulia.

- Plan de Desarrollo del Sistema Eléctrico Nacional (PDSEN) período 2013-2032.

- Plan de uso Racional y Eficiente de la Energía Eléctrica.

- Plan Nacional de Participación Popular.

- Diseño, construcción e implementación del Sistema de Información Estadística del Sector Eléctrico.

- Implantación del Sistema General de Seguimiento, Evaluación y Control de las Actividades del Servicio Eléctrico Nacional y de la gestión del operador y prestador del servicio y de los entes adscritos al Ministerio.

- Actualización tecnológica de los sistemas de control de los despachos de carga del Centro Nacional de Despacho.

- Impulsar los proyectos de electrificación diseñados en conjunto con las Mesas Técnicas de Energía, el Ministerio del Poder Popular para la Energía Eléctrica, Fundelec y Corpoelec, a fin de mejorar la calidad de vida de los ciudadanos y ciudadanas.

- Establecimiento de un centro de monitoreo del Sector Eléctrico Nacional.

- Implementación de un programa de seguridad de la información para el Sistema Eléctrico Nacional, orientado a la prevención, control y análisis de riesgos de los datos e información que maneja el Sector.

- Plan comunicacional masivo del Ministerio para la población venezolana, a fin de divulgar los logros y avances del sector eléctrico, destinados a mejorar la calidad de vida de la población.

- Investigación y desarrollo en el uso racional y aprovechamiento de las fuentes alternativas de energías renovables.

- Formación sociopolítica y capacitación técnica a los trabajadores del sector eléctrico.

- Planta de reciclaje de desechos eléctricos y electrónicos.

- Estudio de factibilidad para el desarrollo de la industria fotovoltaica en Venezuela.

- Estudio de caracterización de la carga.

- Instalación de sistemas híbridos.

- Fortalecimiento de la red de unidades de servicio y mantenimiento.

Se financiarán con recursos ordinarios treinta y siete (37) proyectos con una inversión de Bs. 817.481.038, orientados principalmente a fortalecer los procesos de transmisión y distribución de energía eléctrica.

Por otra parte, los cinco (05) proyectos contemplados en la Ley Especial de Endeudamiento 2012 alcanzan la cantidad de Bs. 4.214.506.927, lo que representa el 59% del monto total del presupuesto del Ministerio; las transferencias a los entes adscritos por concepto de recursos ordinarios (Fundelec y Corpoelec) por un monto de Bs. 1.587.127.231 que representa el 22% del presupuesto, y los gastos administrados por el Ministerio alcanzan la cantidad de Bs. 1.393.503.614, lo que representa el 19% del monto total del presupuesto para el año 2012.

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Fecha inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
N.E	Ppto.								
113173	590027000	Marco Jurídico del Sector de la Energía Eléctrica y Energías Alternativas	01-01-11	31-12-12	157.182	157.182			314.364
115480	590047000	Plan de Simplificación de Trámites Administrativos del Sector Eléctrico	01-01-12	31-12-13		433.088	190.528		623.616
				TOTAL	**157.182**	**590.270**	**190.528**		**937.980**

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
113.173	590027000	Marco jurídico del sector de la energía eléctrica y energías alternativas	Instrumento Legal			27	157.182			157.182
115.954	590037000	Supervisión, coordinación y control del Sistema Eléctrico Nacional (SEN)	Informe			1	54.487.707			54.487.707
115.924	590038000	Actualización tecnológica del sistema de control de los despachos de carga del Centro Nacional de Despacho (CND)	Actualización			1	224.557.062			224.557.062
115.659	590039000	Fortalecimiento de la planta física del Ministerio del Poder Popular para la Energía Eléctrica	Metro Cuadrado			7.200	155.000.000			155.000.000
115.763	590040000	Programa nacional para la formación, capacitación y divulgación para los trabajadores (as), los usuarios y usuarias en el buen uso de las Energías Alternas Renovables (EAR)	Documento			1	671.532			671.532
115.619	590041000	Diseño e implantación de las brigadas comunales preventivas para la seguridad y mantenimiento de las instalaciones del Sistema Eléctrico Nacional (SEN)	Brigada			536	1.503.825			1.503.825
115.676	590042000	Desarrollo de la infraestructura para la autorización del personal ocupacionalmente expuesto asociado a la práctica de gammagrafía industrial	Documento			3	2.226.767			2.226.767
115.753	590043000	Diseño y construcción de un sistema automatizado prototipo para el seguimiento de la ubicación de los equipos de gammagrafía industrial	Sistema			1	1.958.901			1.958.901
115.719	590044000	Diseño del Plan Nacional de Desarrollo de las Energías Alternativas Renovables (PNDEAR)	Documento			1	759.295			759.295
115.466	590045000	Plan estratégico institucional del Ministerio del Poder Popular para la Energía Eléctrica Fase II	Plan			1	582.481			582.481
115.495	590046000	Diseño, construcción e implementación del sistema de información estadística del Ministerio del Poder Popular para la Energía Eléctrica Fase II	Sistema			1	1.592.751			1.592.751
115.480	590047000	Plan de simplificación de trámites administrativos del sector eléctrico	Plan			1	433.088			433.088
116.012	590048000	Diseño del marco regulatorio relativo al uso racional y eficiencia energética	Reglamento			18	3.017.874			3.017.874
115.982	590049000	Centro de información sobre el uso racional y eficiencia energética	Registro			19	5.571.694			5.571.694

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
115.758	590050000	Implantación del sistema de seguimiento, control y evaluación de los programas y proyectos en el marco del Plan Nacional de Energías Renovables (EAR) del Gobierno Bolivariano de Venezuela	Sistema			1	2.402.976			2.402.976
115.614	590051000	Difusión del marco regulatorio del sector de la energía eléctrica	Evento			40	890.280			890.280
115.690	590052000	Fortalecimiento de la infraestructura tecnológica del Ministerio del Poder Popular para la Energía Eléctrica	Plataforma Tecnológica			1	26.886.262			26.886.262
115.953	590053000	Formación y capacitación en el uso racional y eficiente de la energía eléctrica	Curso			33	6.597.050			6.597.050
115.415	590054000	Diseño, elaboración, publicación y distribución del anuario estadístico del sector eléctrico venezolano	Anuario			1	511.387			511.387
115.760	590055000	Evaluación del marco jurídico nacional e instrumentos multilaterales en materia nuclear y radiológica	Informe			3	1.863.114			1.863.114
116.018	590056000	Plan de fortalecimiento de las capacidades técnicas del talento humano de la Dirección de Energía Atómica, MPPEE	Funcionario Capacitado			15	1.497.901			1.497.901
115.681	590057000	Diseño e instalación de un centro de control y fiscalización para la seguridad industrial del Sistema Eléctrico Nacional (SEN)	Centro Aperturado			1	1.558.479			1.558.479
115.537	590058000	Implantación del sistema general de seguimiento, evaluación y control de las actividades del Servicio Eléctrico Nacional y de la gestión del operador del servicio y de los entes adscritos al MPPEE	Informe			442	156.697.038			156.697.038
116.190	590059000	Plan de Desarrollo del Sistema Eléctrico Nacional (PDSEN) 2013-2032	Informe			53	60.914.670			60.914.670
115.728	590060000	Desarrollo y optimización de sistemas de información del Ministerio del Poder Popular para la Energía Eléctrica	Sistema			3	9.413.934			9.413.934
115.655	590061000	Creación del almacén de una unidad de gestión de fuentes selladas en desuso y desechos radiactivos	Local			1	4.242.594			4.242.594
115.817	590062000	Implementación de un programa de seguridad de la información para el SEN, orientado a la prevención, control y análisis de riesgos de los datos e información que maneja el sector	Programa			1	4.916.950			4.916.950

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Unidad de Medida	Meta Cantidad Fem.	Meta Cantidad Masc.	Meta Cantidad Total	Fuente de Financiamiento Recursos Ordinarios	Fuente de Financiamiento Ley Especial de Endeudamiento	Fuente de Financiamiento Otros Ingresos Extraordinarios	Presupuesto 2012
115.741	590063000	Establecimiento de un centro de monitoreo del Sector Eléctrico Nacional en el MPPEE	Centro Tecnológico			1	1.132.641			1.132.641
115.700	590064000	Diseño e implementación del Plan Nacional de Participación Popular del MPPEE	Documento			2	4.163.721			4.163.721
115.969	590065000	Formación sociopolítica y capacitación técnica a personas del sector eléctrico	Persona			1.000	5.848.281			5.848.281
116.009	590066000	Diseño y actualización del plan de uso racional y eficiente de la energía eléctrica	Informe			1	807.970			807.970
116.001	590067000	Control y seguimiento del Plan Nacional Uso Racional y Eficiente de la Energía Eléctrica	Informe			36	890.121			890.121
115.985	590068000	Investigación y desarrollo en el uso racional y aprovechamiento de las fuentes alternativas de energías renovables	Informe			13	2.832.570			2.832.570
115.667	590069000	Seguimiento y evaluación del impacto político, social, económico, ambiental y territorial de las políticas del sector eléctrico venezolano para el año 2012	Informe			22	9.243.258			9.243.258
115.746	590070000	Plan comunicacional masivo del MPPEE para la población venezolana	Campaña			2	56.244.214			56.244.214
115.968	590071000	Investigación y desarrollo aplicada al uso racional y eficiente de la energía eléctrica	Informe			13	4.448.334			4.448.334
115.837	590072000	Diseño .e implementación de la regulación del servicio eléctrico en comunidades aisladas	Documento			1	957.134			957.134
	599999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			4.214.506.927		4.214.506.927		4.214.506.927
						TOTAL	**817.481.038**	**4.214.506.927**		**5.031.987.965**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	Presupuesto 2012
590001000	Dirección y Coordinación de los Gastos de los Trabajadores	482.905.162			482.905.162
590002000	Gestión Administrativa	1.665.791.982			1.665.791.982
590003000	Previsión y Protección Social	9.089.663			9.089.663
590007000	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	5.363.000			5.363.000
	TOTAL	**2.163.149.807**			**2.163.149.807**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos: F	M	V	Total	Sueldos/Salarios	Compensaciones	Presupuesto 2012
Personal Fijo a Tiempo Completo	**150**	**146**	**544**	**840**	**21.792.756**	**11.724.052**	**33.516.808**
Altos Funcionarios y de Elección Popular		1		1	222.944		222.944
Alto Nivel y de Dirección	31	28	77	136	3.183.394	660.996	3.844.390
Profesional y Técnico	56	40	423	519	14.311.858	9.774.660	24.086.518
Personal Administrativo	23	7	34	64	1.457.453	764.975	2.222.428
Obrero	40	70	10	120	2.617.107	523.421	3.140.528
Personal Contratado	**185**	**23**		**208**	**16.224.000**		**16.224.000**
Profesional y Técnico	89	23		112	8.736.000		8.736.000
Personal Administrativo	96			96	7.488.000		7.488.000
TOTAL	**335**	**169**	**544**	**1.048**	**38.016.756**	**11.724.052**	**49.740.808**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**3**	**2**	**5**	**3.328.552**
Empleados	3	2	5	3.328.552
Jubilados	**10**	**5**	**15**	**5.761.111**
Alto Nivel y de Dirección	1		1	328.057
Empleados	9	5	14	5.433.054
TOTAL	**13**	**7**	**20**	**9.089.663**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	694.438.977			694.438.977
4.02	Materiales, suministros y mercancías	40.602.224			40.602.224
4.03	Servicios no personales	236.215.590			236.215.590
4.04	Activos reales	405.774.289			405.774.289
4.07	Transferencias y donaciones	1.603.599.765	4.214.506.927		5.818.106.692
	TOTAL	**2.980.630.845**	**4.214.506.927**		**7.195.137.772**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	1.587.127.231	4.214.506.927		5.801.634.158
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.587.127.231			1.587.127.231
4.07.01.03.00	Transferencias corrientes internas al sector público	1.587.127.231			1.587.127.231
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	440.461.167			440.461.167
	- A0364 Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC)	440.461.167			440.461.167
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.146.666.064			1.146.666.064
	- A1291 Corporación Eléctrica Nacional, S.A. (CORPOELEC)	1.146.666.064			1.146.666.064
4.07.03.00.00	Transferencias y donaciones de capital internas		4.214.506.927		4.214.506.927
4.07.03.03.00	Transferencias de capital internas al sector público		4.214.506.927		4.214.506.927
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros		4.214.506.927		4.214.506.927
	- A1291 Corporación Eléctrica Nacional, S.A. (CORPOELEC)		4.214.506.927		4.214.506.927

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	450.000			450.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	450.000			450.000
4.07.01.02.00	Donaciones corrientes internas al sector privado	450.000			450.000
4.07.01.02.02	Donaciones corrientes a instituciones sin fines de lucro	450.000			450.000
	- S2288 Asociación Civil de Trabajadores del Ministerio para la Energía Eléctrica (ASOELEC)	450.000			450.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	1.300.000			1.300.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	1.300.000			1.300.000
4.07.02.01.00	Transferencias corrientes al exterior	1.300.000			1.300.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	1.300.000			1.300.000
	- I0126 Organización Latinoamericana y Caribeña de Energía (OLACDE)	1.300.000			1.300.000

PROYECTO:	COD. N.E: 113173 COD. PPTO: 590027000 Marco jurídico del sector de la energía eléctrica y energías alternativas
UNIDAD DE MEDIDA:	Instrumento Legal
CANTIDAD:	Fem.(0) Mas.(0) Total(27)
ASIGNACIÓN PRESUPUESTARIA:	157.182
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico
OBJETIVOS ESPECÍFICOS:	Elaborar propuestas de instrumentos legales, para actualizar el marco jurídico
RESULTADO:	Propuestas para el marco jurídico del sector de la energía eléctrica, energías alternativas y el uso racional y eficiente de la energía

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	57.182					57.182
4.03	Servicios no personales	100.000					100.000
	TOTAL	**157.182**					**157.182**

PROYECTO: COD. N.E: 115954 COD. PPTO: 590037000 Supervisión, coordinación y control del Sistema Eléctrico Nacional (SEN)

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 54.487.707

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio

OBJETIVOS ESPECÍFICOS: Garantizar la operación segura y confiable del Sistema Eléctrico Nacional, supervisando, coordinando y controlando el sistema, con el propósito de ofrecer un servicio confiable y de calidad al país

RESULTADO: Informe anual que muestra las estadísticas referentes al Sistema Eléctrico Nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	6.917.692					6.917.692
4.03	Servicios no personales	31.779.835					31.779.835
4.04	Activos reales	15.790.180					15.790.180
	TOTAL	**54.487.707**					**54.487.707**

PROYECTO: COD. N.E: 115924 COD. PPTO: 590038000 Actualización tecnológica del sistema de control de los despachos de carga del Centro Nacional de Despacho (CND)

UNIDAD DE MEDIDA: Actualización

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 224.557.062

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio

OBJETIVOS ESPECÍFICOS: Mantener el óptimo desempeño de los despachos de carga a nivel nacional, mediante la actualización de la plataforma tecnológica de los centros de control, ofreciendo así la más alta tecnología que permita a los despachadores realizar su trabajo con la máxima precisión y seguridad

RESULTADO: Programas y sistemas actualizados tecnológicamente

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	24.059.684					24.059.684
4.04	Activos reales	200.497.378					200.497.378
	TOTAL	**224.557.062**					**224.557.062**

PROYECTO:	COD. N.E: 115659 COD. PPTO: 590039000 Fortalecimiento de la planta física del Ministerio del Poder Popular para la Energía Eléctrica
UNIDAD DE MEDIDA:	Metro Cuadrado
CANTIDAD:	Fem.(0) Mas.(0) Total(7.200)
ASIGNACIÓN PRESUPUESTARIA:	155.000.000
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico
OBJETIVOS ESPECÍFICOS:	Mejorar las condiciones de la planta física organizando y dotando sus espacios, para garantizar las condiciones laborales que propicien una gestión eficiente del personal del Ministerio del Poder Popular para la Energía Eléctrica
RESULTADO:	Espacios de la planta física del Ministerio del Poder Popular para la Energía Eléctrica adecuados y dotados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	715.022					715.022
4.03	Servicios no personales	11.499.523					11.499.523
4.04	Activos reales	142.785.455					142.785.455
	TOTAL	**155.000.000**					**155.000.000**

PROYECTO: COD. N.E: 115763 COD. PPTO: 590040000 Programa nacional para la formación, capacitación y divulgación para los trabajadores (as), los usuarios y usuarias en el buen uso de las Energías Alternas Renovables (EAR)

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 671.532

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover el uso de otras fuentes de energías alternativas

OBJETIVOS ESPECÍFICOS: Diseñar programas de formación, capacitación y divulgación para el buen uso y aprovechamiento de las Energías Alternativas Renovables, dirigidos a trabajadores y usuarios del servicio eléctrico

RESULTADO: Programas educativos para la formación formal en Energías Alternativas Renovables

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	39.725					39.725
4.03	Servicios no personales	539.557					539.557
4.04	Activos reales	92.250					92.250
	TOTAL	**671.532**					**671.532**

PROYECTO: COD. N.E: 115619 COD. PPTO: 590041000 Diseño e implantación de las brigadas comunales preventivas para la seguridad y mantenimiento de las instalaciones del Sistema Eléctrico Nacional (SEN)

UNIDAD DE MEDIDA: Brigada

CANTIDAD: Fem.(0) Mas.(0) Total(536)

ASIGNACIÓN PRESUPUESTARIA: 1.503.825

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Garantizar la participación activa y protagónica de los ciudadanos y ciudadanas y organizaciones del poder popular en la formulación, adopción, seguimiento y evaluación de políticas, planes y proyectos en el sector eléctrico

OBJETIVOS ESPECÍFICOS: Conformar brigadas comunales preventivas con la integración de las mesas técnicas de energia y los consejos comunales, para seguridad y resguardo de las instalaciones del Sistema Eléctrico Nacional

RESULTADO: Brigada comunal preventiva

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	1.136.574					1.136.574
4.03	Servicios no personales	367.251					367.251
	TOTAL	**1.503.825**					**1.503.825**

PROYECTO: COD. N.E: 115676 COD. PPTO: 590042000 Desarrollo de la infraestructura para la autorización del personal ocupacionalmente expuesto asociado a la práctica de gammagrafía industrial

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(3)

ASIGNACIÓN PRESUPUESTARIA: 2.226.767

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Promover el uso de otras fuentes de energías alternativas

OBJETIVOS ESPECÍFICOS: Establecer la infraestructura para la autorización individual de operadores de equipos de gammagrafía industrial, determinando las especificaciones y los requisitos para la ejecución de dicha práctica

RESULTADO: Informe del esquema de certificación para la práctica de gammagrafía industrial

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.772.501					1.772.501
4.02	Materiales, suministros y mercancías	49.602					49.602
4.03	Servicios no personales	183.288					183.288
4.04	Activos reales	221.376					221.376
	TOTAL	**2.226.767**					**2.226.767**

PROYECTO: COD. N.E: 115753 COD. PPTO: 590043000 Diseño y construcción de un sistema automatizado prototipo para el seguimiento de la ubicación de los equipos de gammagrafía industrial

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 1.958.901

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover el uso de otras fuentes de energía alternativas

OBJETIVOS ESPECÍFICOS: Diseñar un sistema automatizado de control de ubicación de las cámaras de gammagrafía industrial, con el propósito de proveer al Estado Venezolano mayor seguridad de las fuentes radiactivas asociadas

RESULTADO: Sistema automatizado de posicionamiento para cámaras de gammagrafía industrial

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.389.524					1.389.524
4.02	Materiales, suministros y mercancías	37.954					37.954
4.03	Servicios no personales	531.423					531.423
	TOTAL	1.958.901					1.958.901

PROYECTO: COD. N.E: 115719 COD. PPTO: 590044000 Diseño del Plan Nacional de Desarrollo de las Energías Alternativas Renovables (PNDEAR)

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 759.295

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover el uso de energías alternativas

OBJETIVOS ESPECÍFICOS: Diseñar el Plan Nacional de Desarrollo de las Energías Alternativas Renovables (PNDEAR) con una visión a 20 años, bajo una metodología de optimización del uso y aprovechamiento de las fuentes de energías renovables, promoviendo la generación eléctrica para inyectar al sistema interconectado, el desarrollo de sistemas independientes y autónomos para atender a las zonas no servidas y fortalecer el Sistema Eléctrico Venezolano

RESULTADO: Plan Nacional de Desarrollo de las Energías Alternativas Renovables (PNDEAR)

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	279.023					279.023
4.03	Servicios no personales	400.476					400.476
4.04	Activos reales	79.796					79.796
	TOTAL	**759.295**					**759.295**

PROYECTO: COD. N.E: 115466 COD. PPTO: 590045000 Plan estratégico institucional del Ministerio del Poder Popular para la Energía Eléctrica Fase II

UNIDAD DE MEDIDA: Plan

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 582.481

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del Servicio Eléctrico Nacional

OBJETIVOS ESPECÍFICOS: Direccionar la acción del MPPEE mediante la implementación del plan estratégico institucional del MPPEE, de acuerdo a las necesidades internas del sector y ciudadanos en general, para mejorar la calidad del servicio eléctrico

RESULTADO: Plan estratégico del Ministerio del Poder Popular para la Energía Eléctrica implementado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	382.977					382.977
4.02	Materiales, suministros y mercancías	68.492					68.492
4.03	Servicios no personales	131.012					131.012
	TOTAL	**582.481**					**582.481**

PROYECTO:	COD. N.E: 115495 COD. PPTO: 590046000 Diseño, construcción e implementación del Sistema de Información Estadística del Ministerio del Poder Popular para la Energía Eléctrica Fase II
UNIDAD DE MEDIDA:	Sistema
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	1.592.751
DIRECTRIZ ESTRATÉGICA:	Convertir a Venezuela en una Potencia Energética Mundial
OBJETIVO ESTRATÉGICO:	Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico
OBJETIVOS ESPECÍFICOS:	Integrar la información estadística generada por las actividades del sector, en su segunda fase, tanto desde el punto de vista operativo como comercial e institucional, a través de diseñar, construir e implementar el Sistema de Información Estadística del MPPEE
RESULTADO:	Sistema de información estadística implementado y en operación

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.531.910					1.531.910
4.02	Materiales, suministros y mercancías	43.750					43.750
4.03	Servicios no personales	17.091					17.091
	TOTAL	**1.592.751**					**1.592.751**

PROYECTO: COD. N.E: 115480 COD. PPTO: 590047000 Plan de simplificación de trámites administrativos del sector eléctrico

UNIDAD DE MEDIDA: Plan

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 433.088

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico

OBJETIVOS ESPECÍFICOS: Formular e implantar el plan de simplificación de trámites administrativos del sector eléctrico, con el propósito de ser eficiente en la gestión pública de este sector

RESULTADO: Trámites administrativos del sector eléctrico simplificados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	382.978					382.978
4.02	Materiales, suministros y mercancías	8.000					8.000
4.03	Servicios no personales	42.110					42.110
	TOTAL	433.088					433.088

PROYECTO: COD. N.E: 116012 COD. PPTO: 590048000 Diseño del marco regulatorio relativo al uso racional y eficiencia energética

UNIDAD DE MEDIDA: Reglamento

CANTIDAD: Fem.(0) Mas.(0) Total(18)

ASIGNACIÓN PRESUPUESTARIA: 3.017.874

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover valores, conductas y programas orientados a lograr el uso eficiente de los recursos energéticos

OBJETIVOS ESPECÍFICOS: Impulsar las políticas públicas vinculadas al uso racional y eficiente de la energía eléctrica a través de instrumentos legales y sublegales articulados con los distintos entes relacionados en la materia

RESULTADO: Propuestas regulatorias en el marco de leyes, decretos, resoluciones ministeriales, normas y demás instrumentos que permitan cambios concretos en las políticas de uso racional y eficiente de la energía eléctrica

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.531.910					1.531.910
4.02	Materiales, suministros y mercancías	171.980					171.980
4.03	Servicios no personales	854.984					854.984
4.04	Activos reales	459.000					459.000
	TOTAL	**3.017.874**					**3.017.874**

PROYECTO:	COD. N.E: 115982 COD. PPTO: 590049000 Centro de información sobre el uso racional y eficiencia energética
UNIDAD DE MEDIDA:	Registro
CANTIDAD:	Fem.(0) Mas.(0) Total(19)
ASIGNACIÓN PRESUPUESTARIA:	5.571.694
DIRECTRIZ ESTRATÉGICA:	Convertir a Venezuela en una Potencia Energética Mundial
OBJETIVO ESTRATÉGICO:	Promover valores, conductas y programas orientados a lograr el uso eficiente de los recursos energéticos
OBJETIVOS ESPECÍFICOS:	Recaudar y mantener actualizada información relevante para la toma de decisiones en materia de uso de la energía, así como registros de información clave para la ejecución del plan de eficiencia energética
RESULTADO:	Registros electrónicos que permitan disponer de información útil en materia de uso racional y eficiente de la energía eléctrica

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	4.595.728					4.595.728
4.02	Materiales, suministros y mercancías	144.758					144.758
4.03	Servicios no personales	317.348					317.348
4.04	Activos reales	513.860					513.860
	TOTAL	**5.571.694**					**5.571.694**

PROYECTO:	COD. N.E: 115758 COD. PPTO: 590050000 Implantación del sistema de seguimiento, control y evaluación de los programas y proyectos en el marco del Plan Nacional de Energías Renovables (EAR) del Gobierno Bolivariano de Venezuela
UNIDAD DE MEDIDA:	Sistema
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	2.402.976
DIRECTRIZ ESTRATÉGICA:	Convertir a Venezuela en una Potencia Energética Mundial
OBJETIVO ESTRATÉGICO:	Promover el uso de la energía alternativa
OBJETIVOS ESPECÍFICOS:	Implantar una metodología de seguimiento, control y evaluación de los proyectos del Plan Nacional de EAR para fortalecer la gestión del Ministerio del P.P. para la Energía Eléctrica
RESULTADO:	Sistema de seguimiento, control y evaluación de los programas y proyectos en fase de implantación, en el marco del Plan Nacional de Energías Renovables (EAR) del Gobierno Bolivariano de Venezuela

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.531.910					1.531.910
4.02	Materiales, suministros y mercancías	75.624					75.624
4.03	Servicios no personales	766.011					766.011
4.04	Activos reales	29.431					29.431
	TOTAL	**2.402.976**					**2.402.976**

PROYECTO: COD. N.E: 115614 COD. PPTO: 590051000 Difusión del marco regulatorio del sector de la energía eléctrica

UNIDAD DE MEDIDA: Evento

CANTIDAD: Fem.(0) Mas.(0) Total(40)

ASIGNACIÓN PRESUPUESTARIA: 890.280

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover la organización de los usuarios y usuarias del servicio eléctrico a fin de asegurar la participación popular en la gestión de las o los prestadores de servicio

OBJETIVOS ESPECÍFICOS: Difundir el marco regulatorio del sector eléctrico, a través de eventos para dar a conocer los instrumentos que rigen el sector eléctrico, con el propósito de impulsar el cumplimiento de los mismos, informando sobre las sanciones y delitos, entre otras cosas

RESULTADO: Marco regulatorio en materia de energía eléctrica divulgado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	3.592					3.592
4.03	Servicios no personales	886.688					886.688
	TOTAL	**890.280**					**890.280**

PROYECTO: COD. N.E: 115690 COD. PPTO: 590052000 Fortalecimiento de la infraestructura tecnológica del Ministerio del Poder Popular para la Energía Eléctrica

UNIDAD DE MEDIDA: Plataforma tecnológica

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 26.886.262

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover el desarrollo científico, tecnológico e industrial del país en materia de energía eléctrica

OBJETIVOS ESPECÍFICOS: Adecuar la plataforma de tecnologías de información y comunicaciones (TIC) para garantizar el crecimiento y la continuidad operativa del Ministerio del Poder Popular para la Energía Eléctrica

RESULTADO: Plataforma tecnológica actualizada

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	9.943.446					9.943.446
4.02	Materiales, suministros y mercancías	3.783.245					3.783.245
4.03	Servicios no personales	3.942.529					3.942.529
4.04	Activos reales	9.217.042					9.217.042
	TOTAL	**26.886.262**					**26.886.262**

PROYECTO: COD. N.E: 115953 COD. PPTO: 590053000 Formación y capacitación en el uso racional y eficiente de la energía eléctrica

UNIDAD DE MEDIDA: Curso

CANTIDAD: Fem.(0) Mas.(0) Total(33)

ASIGNACIÓN PRESUPUESTARIA: 6.597.050

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover valores, conductas y programas orientados a lograr el uso eficiente de los recursos energéticos

OBJETIVOS ESPECÍFICOS: Generar programas de formación y capacitación de los usuarios y usuarias en el uso racional y eficiente de la energía eléctrica, a fin de lograr la concientización del mismo referente al uso de la energía

RESULTADO: Capacitación y formación de los usuarios en materia del uso racional y eficiente de la energía eléctrica, a través de cursos, talleres, programas y congresos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	4.595.728					4.595.728
4.02	Materiales, suministros y mercancías	92.565					92.565
4.03	Servicios no personales	1.754.086					1.754.086
4.04	Activos reales	154.671					154.671
	TOTAL	**6.597.050**					**6.597.050**

PROYECTO: COD. N.E: 115415 COD. PPTO: 590054000 Diseño, elaboración, publicación y distribución del anuario estadístico del Sector Eléctrico Venezolano

UNIDAD DE MEDIDA: Anuario

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 511.387

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico

OBJETIVOS ESPECÍFICOS: Compendiar las estadísticas oficiales mediante la publicación oficial que satisfaga las necesidades básicas de información del Sector Eléctrico Venezolano

RESULTADO: Estadísticas consolidadas del sector eléctrico publicado y distribuido

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	382.977					382.977
4.02	Materiales, suministros y mercancías	43.750					43.750
4.03	Servicios no personales	84.660					84.660
	TOTAL	**511.387**					**511.387**

PROYECTO: COD. N.E: 115760 COD. PPTO: 590055000 Evaluación del marco jurídico nacional e instrumentos multilaterales en materia nuclear y radiológica

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(3)

ASIGNACIÓN PRESUPUESTARIA: 1.863.114

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover el uso de otras fuentes de energías alternativas

OBJETIVOS ESPECÍFICOS: Evaluar el marco legal nuclear nacional y los instrumentos internacionales, con el estudio de normas técnicas y la conveniencia de la suscripción de los instrumentos multilaterales para fortalecer los elementos de rectoría y control

RESULTADO: Informes de evaluación sobre el marco jurídico nacional y multilateral

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.697.365					1.697.365
4.02	Materiales, suministros y mercancías	29.618					29.618
4.03	Servicios no personales	122.696					122.696
4.04	Activos reales	13.435					13.435
	TOTAL	**1.863.114**					**1.863.114**

PROYECTO: COD. N.E: 116018 COD. PPTO: 590056000 Plan de fortalecimiento de las capacidades técnicas del talento humano de la Dirección de Energía Atómica, MPPEE

UNIDAD DE MEDIDA: Funcionario Capacitado

CANTIDAD: Fem.(0) Mas.(0) Total(15)

ASIGNACIÓN PRESUPUESTARIA: 1.497.901

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover el uso de otras fuentes de energías alternativas

OBJETIVOS ESPECÍFICOS: Desarrollar y fortalecer las capacidades técnicas del talento humano para la ejecución de las actividades de regulación en la Dirección de Energía Atómica (DEA) mediante la implementación de un plan de capacitación y adiestramiento con el apoyo del Organismo Internacional de Energía Atómica (OIEA)

RESULTADO: Personal especializado en las áreas de regulación de la Dirección de Energía Atómica

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.389.524					1.389.524
4.02	Materiales, suministros y mercancías	85.000					85.000
4.03	Servicios no personales	13.377					13.377
4.04	Activos reales	10.000					10.000
	TOTAL	**1.497.901**					**1.497.901**

PROYECTO: COD. N.E: 115681 COD. PPTO: 590057000 Diseño e instalación de un centro de control y fiscalización para la seguridad industrial del Sistema Eléctrico Nacional (SEN)

UNIDAD DE MEDIDA: Centro Aperturado

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 1.558.479

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico

OBJETIVOS ESPECÍFICOS: Diseñar e instalar un centro de control y fiscalización para la seguridad industrial del SEN, para recopilar registros de eventos laborales, para el análisis, evaluación y aplicación de correctivos

RESULTADO: Centro de control y fiscalización para la seguridad industrial del SEN

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	312.435					312.435
4.03	Servicios no personales	544.725					544.725
4.04	Activos reales	654.561					654.561
4.07	Transferencias y donaciones	46.758					46.758
	TOTAL	**1.558.479**					**1.558.479**

PROYECTO: COD. N.E: 115537 COD. PPTO: 590058000 Implantación del sistema general de seguimiento, evaluación y control de las actividades del servicio eléctrico nacional y de la gestión del operador del servicio y de los entes adscritos al MPPEE

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(442)

ASIGNACIÓN PRESUPUESTARIA: 156.697.038

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico

OBJETIVOS ESPECÍFICOS: Implementar un sistema general de seguimiento y control de la gestión del operador y los entes adscritos, mediante la fiscalización y evaluación con el fin de fortalecer el sistema eléctrico nacional

RESULTADO: Avanzar en un 80% en la implantación del sistema general de seguimiento, evaluación y control del servicio eléctrico

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	106.938.710					106.938.710
4.02	Materiales, suministros y mercancías	1.399.110					1.399.110
4.03	Servicios no personales	22.490.149					22.490.149
4.04	Activos reales	25.869.069					25.869.069
	TOTAL	**156.697.038**					**156.697.038**

PROYECTO: COD. N.E: 116190 COD. PPTO: 590059000 Plan de Desarrollo del Sistema Eléctrico Nacional (PDSEN) 2013-2032

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(53)

ASIGNACIÓN PRESUPUESTARIA: 60.914.670

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico nacional

OBJETIVOS ESPECÍFICOS: Establecer las estrategias y proyectos para la expansión del sistema eléctrico nacional con la formulación del PDSEN 2013-2032, para apoyar la toma de decisiones

RESULTADO: Documentos, normas e informes de las actividades del sistema, estudios y normalización del SEN

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	43.998.797					43.998.797
4.02	Materiales, suministros y mercancías	676.675					676.675
4.03	Servicios no personales	13.252.148					13.252.148
4.04	Activos reales	2.987.050					2.987.050
	TOTAL	**60.914.670**					**60.914.670**

PROYECTO:	COD. N.E: 115728 COD. PPTO: 590060000 Desarrollo y optimización de sistemas de información del Ministerio del Poder Popular para la Energía Eléctrica.
UNIDAD DE MEDIDA:	Sistema
CANTIDAD:	Fem.(0) Mas.(0) Total(3)
ASIGNACIÓN PRESUPUESTARIA:	9.413.934
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Promover el desarrollo científico, tecnológico e industrial del país en materia de energía eléctrica
OBJETIVOS ESPECÍFICOS:	Automatizar procesos medulares de la institución para facilitar la gestión diaria en pro de la simplificación de trámites administrativos
RESULTADO:	Automatización de sistemas informáticos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	8.549.935					8.549.935
4.02	Materiales, suministros y mercancías	97.334					97.334
4.03	Servicios no personales	611.465					611.465
4.04	Activos reales	155.200					155.200
	TOTAL	**9.413.934**					**9.413.934**

PROYECTO:	COD. N.E: 115655 COD. PPTO: 590061000 Creación del almacén de una unidad de gestión de fuentes selladas en desuso y desechos radiactivos
UNIDAD DE MEDIDA:	Local
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	4.242.594
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Promover el uso de otras fuentes de energías alternativas
OBJETIVOS ESPECÍFICOS:	Proveer al Estado Venezolano de herramientas (almacén) que permitan la regulación adecuada de las fuentes selladas en desuso y desechos radiactivos del sector industrial, de investigación y salud, con el fin de reducir los riesgos en su uso a la población y al medio ambiente
RESULTADO:	Un almacén centralizado para la disposición de desechos radiactivos y fuentes en desuso generados en el país

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	2.563.194					2.563.194
4.02	Materiales, suministros y mercancías	8.746					8.746
4.03	Servicios no personales	770.654					770.654
4.04	Activos reales	900.000					900.000
	TOTAL	**4.242.594**					**4.242.594**

PROYECTO: COD. N.E: 115817 COD. PPTO: 590062000 Implementación de un programa de seguridad de la información para el SEN, orientado a la prevención, control y análisis de riesgos de los datos e información que maneja el sector

UNIDAD DE MEDIDA: Programa

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 4.916.950

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico

OBJETIVOS ESPECÍFICOS: Reducir los riesgos en materia de seguridad de información que afectan la correcta operatividad del SEN, por ende, la entrega del servicio, agregando valor a la organización como proceso sustantivo

RESULTADO: Programa de seguridad de la información para el sector eléctrico nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	2.953.489					2.953.489
4.03	Servicios no personales	1.230.460					1.230.460
4.04	Activos reales	733.001					733.001
	TOTAL	**4.916.950**					**4.916.950**

PROYECTO:	COD. N.E: 115741 COD. PPTO: 590063000 Establecimiento de un centro de monitoreo del sector eléctrico nacional en el MPPEE
UNIDAD DE MEDIDA:	Centro Tecnológico
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	1.132.641
DIRECTRIZ ESTRATÉGICA:	Convertir a Venezuela en una Potencia Energética Mundial
OBJETIVO ESTRATÉGICO:	Promover la eficiencia, calidad, continuidad, confiabilidad y seguridad en la prestación del servicio eléctrico
OBJETIVOS ESPECÍFICOS:	Disponer de una instancia para la supervisión de la seguridad del SEN que analice información estratégica, emita alertas y recomendaciones para prevenir situaciones no deseadas que afecten al sistema
RESULTADO:	Centro de monitoreo

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	372.628					372.628
4.03	Servicios no personales	622.313					622.313
4.04	Activos reales	137.700					137.700
	TOTAL	**1.132.641**					**1.132.641**

PROYECTO: COD. N.E: 115700 COD. PPTO: 590064000 Diseño e implementación del Plan Nacional de Participación Popular del MPPEE

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(2)

ASIGNACIÓN PRESUPUESTARIA: 4.163.721

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Garantizar la participación activa y protagónica de los ciudadanos y ciudadanas, comunidades organizadas en la formulación, adopción, seguimiento y evaluación de políticas, planes y proyectos en el sector eléctrico

OBJETIVOS ESPECÍFICOS: Diseñar el plan estratégico de participación popular a 10 años y el sistema de control y seguimiento respectivo, a través de la aplicación efectiva de las políticas, y así alcanzar la participación popular en el sector eléctrico

RESULTADO: Plan de participación popular diseñado y sistema de control y seguimiento diseñado y aplicado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	3.363.170					3.363.170
4.02	Materiales, suministros y mercancías	168.695					168.695
4.03	Servicios no personales	560.229					560.229
4.04	Activos reales	71.627					71.627
	TOTAL	**4.163.721**					**4.163.721**

PROYECTO:	COD. N.E: 115969 COD. PPTO: 590065000 Formación sociopolítica y capacitación técnica a personas del sector eléctrico
UNIDAD DE MEDIDA:	Persona
CANTIDAD:	Fem.(0) Mas.(0) Total(1.000)
ASIGNACIÓN PRESUPUESTARIA:	5.848.281
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Promover la organización de los usuarios y usuarias del servicio eléctrico a fin de asegurar la participación popular en la gestión de las o los prestadores de servicio
OBJETIVOS ESPECÍFICOS:	Dar formación socio-política y capacitación técnica en la formulación de proyectos eléctricos de comunidades aisladas, a través de cursos, talleres, seminarios, diplomados, foros, con la finalidad de mejorar el servicio eléctrico
RESULTADO:	Formación y capacitación en el área sociopolítica y del servicio eléctrico

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	3.197.756					3.197.756
4.02	Materiales, suministros y mercancías	421.729					421.729
4.03	Servicios no personales	1.774.915					1.774.915
4.04	Activos reales	453.881					453.881
	TOTAL	**5.848.281**					**5.848.281**

PROYECTO: COD. N.E: 116009 COD. PPTO: 590066000 Diseño y actualización del plan de uso racional y eficiente de la energía eléctrica

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 807.970

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover valores, conductas y programas orientados a lograr el uso eficiente de los recursos energéticos

OBJETIVOS ESPECÍFICOS: Actualizar periódicamente el plan nacional de eficiencia energética, mediante la revisión de la vigencia de las premisas utilizadas para la formulación y tomar los cambios de curso y la incorporación de proyectos que se requieran

RESULTADO: Actualización periódica del plan de uso racional y eficiente de la energía eléctrica

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	77.977					77.977
4.03	Servicios no personales	437.774					437.774
4.04	Activos reales	292.219					292.219
	TOTAL	**807.970**					**807.970**

PROYECTO: COD. N.E: 116001 COD. PPTO: 590067000 Control y seguimiento del plan nacional uso racional y eficiente de la energía eléctrica

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(36)

ASIGNACIÓN PRESUPUESTARIA: 890.121

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover valores, conductas y programas orientados a lograr el uso eficiente de los recursos energéticos

OBJETIVOS ESPECÍFICOS: Evaluar el avance del plan energético en desarrollo estableciendo su impacto en función de eficiencia energética y la reducción de perdidas técnicas y no técnicas a través auditorias y reportes técnicos

RESULTADO: Seguimiento y control de los planes para el uso racional y eficiente de la energía actualmente en desarrollo, en función de reportes y auditorias técnicos corporativos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	178.481					178.481
4.03	Servicios no personales	306.880					306.880
4.04	Activos reales	404.760					404.760
	TOTAL	**890.121**					**890.121**

PROYECTO: COD. N.E: 115985 COD. PPTO: 590068000 Investigación y desarrollo en el uso racional y aprovechamiento de las fuentes alternativas de energías renovables

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(13)

ASIGNACIÓN PRESUPUESTARIA: 2.832.570

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover el uso de la energía alternativa

OBJETIVOS ESPECÍFICOS: Estudiar el potencial de la biomasa, la geotermia y la hidroenergía en el país para su aprovechamiento energético

RESULTADO: Informe de resultado de estudios de potencial de la biomasa, geotermia e hidroeléctrica, para su aprovechamiento como fuente alternativa renovable

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	154.170					154.170
4.03	Servicios no personales	2.428.400					2.428.400
4.04	Activos reales	250.000					250.000
	TOTAL	**2.832.570**					**2.832.570**

PROYECTO: COD. N.E: 115667 COD. PPTO: 590069000 Seguimiento y evaluación del impacto político, social, económico, ambiental y territorial de las políticas del Sector Eléctrico Venezolano para el año 2012

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(22)

ASIGNACIÓN PRESUPUESTARIA: 9.243.258

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Apoyar en la toma de decisiones adecuadas a solventar la problemática del SEN

OBJETIVOS ESPECÍFICOS: Evaluar las Políticas Públicas del Sector Eléctrico mediante análisis de impacto político, social, económico, ambiental y territorial con el propósito de apoyar la toma de decisiones

RESULTADO: Informes de evaluación de impacto ambiental, territorial, social y económico de las políticas públicas del sector eléctrico nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	8.803.851					8.803.851
4.02	Materiales, suministros y mercancías	130.110					130.110
4.03	Servicios no personales	207.331					207.331
4.04	Activos reales	101.966					101.966
	TOTAL	**9.243.258**					**9.243.258**

PROYECTO: COD. N.E: 115746 COD. PPTO: 590070000 Plan comunicacional masivo del MPPEE para la población venezolana

UNIDAD DE MEDIDA: Campaña

CANTIDAD: Fem.(0) Mas.(0) Total(2)

ASIGNACIÓN PRESUPUESTARIA: 56.244.214

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Promover el desarrollo científico, tecnológico e industrial del país en materia eléctrica

OBJETIVOS ESPECÍFICOS: Divulgar la gestión del Ministerio del Poder Popular para la Energía Eléctrica (MPPEE), a través de estrategias comunicacionales efectivas para afianzarlo como el órgano rector de las políticas que orientan al sector eléctrico nacional, y como ente promotor del uso eficiente y racional de la electricidad

RESULTADO: Campañas comunicacionales masivas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no personales	56.244.214					56.244.214
	TOTAL	**56.244.214**					**56.244.214**

PROYECTO: COD. N.E: 115968 COD. PPTO: 590071000 Investigación y desarrollo aplicada al uso racional y eficiente de la energía eléctrica

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(13)

ASIGNACIÓN PRESUPUESTARIA: 4.448.334

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Promover valores, conductas y programas orientados a lograr el uso eficiente de los recursos energéticos

OBJETIVOS ESPECÍFICOS: Promover la investigación y evaluación de tecnologías en materia de uso racional y eficiente de la energía en función de nuevas alternativas técnicas y de la conformación de guías en cada sector

RESULTADO: Ejecución de estrategias y acciones corporativas y técnicas macros, a través de informes y guías que fomentan la investigación y desarrollo, aplicadas para el uso racional y eficiente de la energía eléctrica en el sector residencial, comercial, gobierno e industrial

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	3.063.819					3.063.819
4.02	Materiales, suministros y mercancías	109.043					109.043
4.03	Servicios no personales	766.858					766.858
4.04	Activos reales	508.614					508.614
	TOTAL	**4.448.334**					**4.448.334**

PROYECTO:	COD. N.E: 115837 COD. PPTO: 590072000 Diseño e implementación de la regulación del servicio eléctrico en comunidades aisladas
UNIDAD DE MEDIDA:	Documento
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	957.134
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Promover la organización de los usuarios y usuarias del servicio eléctrico, a fin de asegurar la participación popular en la gestión de las o los prestadores de servicio
OBJETIVOS ESPECÍFICOS:	Diseñar e implementar un cuerpo regulatorio de los servicios eléctricos en comunidades aisladas, que promueva el desarrollo organizado y que permita medir el consumo y el uso racional de la energía
RESULTADO:	El proyecto plantea la revisión del Código Eléctrico Nacional (CODELECTRA), así como el diseño e implementación de nuevas regulaciones del sistema y servicio eléctrico en las comunidades aisladas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	105.433					105.433
4.03	Servicios no personales	738.184					738.184
4.04	Activos reales	113.517					113.517
	TOTAL	**957.134**					**957.134**

PROYECTO: COD. PPTO: 599999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total (4.214.506.927)

ASIGNACIÓN PRESUPUESTARIA: 4.214.506.927

DIRECTRIZ ESTRATÉGICA: Convertir a Venezuela en una Potencia Energética Mundial

OBJETIVO ESTRATÉGICO: Satisfacer con criterios de calidad y eficiencia, la demanda actual y futura de energía eléctrica

OBJETIVOS ESPECÍFICOS: Apoyar los proyectos de la empresa Corporación Eléctrica Nacional, S.A. (Corpoelec)

RESULTADO: Transferencia

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones		4.214.506.927				4.214.506.927
	- 104395 Fortalecimiento y Desarrollo Institucional de CORPOELEC		285.090.000				285.090.000
	- 115553 Rehabilitación de las Unidades 1 a 6 de la Casa de Máquinas 1 de la Central Hidroeléctrica Simón Bolívar (Guri)		812.344.314				812.344.314
	- 115372 Planta Termozulia III		1.862.410.354				1.862.410.354
	- 115433 Construcción de Subestaciones Encapsuladas en SF6 en la Zona Urbana de Maracaibo		259.600.364				259.600.364
	- 115416 Central Hidroeléctrica Tocoma		995.061.895				995.061.895
TOTAL			**4.214.506.927**				**4.214.506.927**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones		4.214.506.927				4.214.506.927
4.07.03.00.00	Transferencias y donaciones de capital internas		4.214.506.927				4.214.506.927
4.07.03.03.00	Transferencias de capital internas al sector público		4.214.506.927				4.214.506.927
4.07.03.03.05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros		4.214.506.927				4.214.506.927
	- A1291 Corporación Eléctrica Nacional, S.A. (CORPOELEC)		4.214.506.927				4.214.506.927

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	482.831.267					482.831.267
4.03	Servicios no personales	73.895					73.895
TOTAL		**482.905.162**					**482.905.162**

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	16.924.008					16.924.008
4.03	Servicios no personales	52.971.781					52.971.781
4.04	Activos reales	2.277.250					2.277.250
4.07	Transferencias y donaciones	1.593.618.943					1.593.618.943
TOTAL		**1.665.791.982**					**1.665.791.982**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	1.587.127.231					1.587.127.231
4.07.01.00.00	Transferencias y donaciones corrientes internas	1.587.127.231					1.587.127.231
4.07.01.03.00	Transferencias corrientes internas al sector público	1.587.127.231					1.587.127.231
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	440.461.167					440.461.167
	- A0364 Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC)	440.461.167					440.461.167
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.146.666.064					1.146.666.064
	- A1291 Corporación Eléctrica Nacional, S.A. (CORPOELEC)	1.146.666.064					1.146.666.064

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	450.000					450.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	450.000					450.000
4.07.01.02.00	Donaciones corrientes internas al sector privado	450.000					450.000
4.07.01.02.02	Donaciones corrientes a instituciones sin fines de lucro	450.000					450.000
	- S2288 Asociación Civil de Trabajadores del Ministerio para la Energía Eléctrica (ASOELEC)	450.000					450.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	1.300.000					1.300.000
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	1.300.000					1.300.000
4.07.02.01.00	Transferencias corrientes al exterior	1.300.000					1.300.000
4.07.02.01.04	Transferencias corrientes a organismos internacionales	1.300.000					1.300.000
	- I0126 Organización Latinoamericana y Caribeña de Energía (OLACDE)	1.300.000					1.300.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	9.089.663					9.089.663
	TOTAL	**9.089.663**					**9.089.663**

ACCIÓN CENTRALIZADA: Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	2.729.013					2.729.013
4.03	Servicios no personales	1.789.586					1.789.586
4.07	Transferencias y donaciones	844.401					844.401
	TOTAL	**5.363.000**					**5.363.000**

60

Ministerio del Poder Popular de Planificación y Finanzas

MINISTERIO DEL PODER POPULAR DE PLANIFICACIÓN Y FINANZAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Política Presupuestaria que llevará a cabo el Ministerio del Poder Popular de Planificación y Finanzas para el Ejercicio Fiscal 2012, se fundamenta en la Constitución de la República Bolivariana de Venezuela, aprobada el 15 de diciembre de 1999, con el firme propósito de impulsar el proceso de transformación de las estructuras políticas y sociales, orientado a la refundación de la patria nueva.

Esta política, cónsona con el interés nacional, tiene como objetivos fundamentales: mantener la inversión social, elevar la eficiencia del Estado y cambiar el carácter rentista de nuestra economía, con la finalidad de seguir consolidando la política social incluyente, y entrar de lleno en el próximo Plan de Desarrollo Económico y Social, para el período 2013-2019.

En este sentido, el Ministerio del Poder Popular de Planificación y Finanzas, ha establecido los siguientes cursos de acción:

- Desvincular progresivamente la formulación presupuestaria de la estimación de los precios petroleros, a fin de perfeccionar los mecanismos distributivos de la renta y destinar los ingresos generados por este concepto, al financiamiento del desarrollo social y económico del país.
- Racionalizar el uso de los recursos financieros públicos, con el objeto de continuar con los principios de prudencia, eficiencia y calidad en la gestión presupuestaria.
- Mejorar el flujo de recursos y dirigir la inversión, directamente a los proyectos estratégicos y de gran envergadura, necesarios para el desarrollo del aparato productivo del país, con la diversificación de las fuentes de financiamiento.
- Diversificar las relaciones económicas, fortalecer la estructura financiera interna y manejar los recursos fiscales de la Nación con autonomía, que permita facilitar las inversiones estratégicas.
- Implementar una estrategia de endeudamiento, orientada a disminuir el riesgo cambiario y minimizar la proporción del endeudamiento externo, dentro del portafolio de deuda total, asumiendo niveles de costos razonables y acordes a los exigidos por los inversionistas en títulos valores del Estado.
- Continuar con el proceso sistemático de emisión y colocación de deuda, para garantizar los recursos necesarios para cumplir con la cancelación oportuna de las obligaciones contratadas por la República y el financiamiento de proyectos, que coadyuven al fortalecimiento de la inversión social y productiva, en particular al desarrollo e incentivo de la producción nacional.
- Mantener la evaluación continua del proceso de ejecución de los recursos, a nivel del Ejecutivo Nacional, con la finalidad de reducir progresivamente el fenómeno de la burocratización y el gasto innecesario.
- Cumplir cabalmente con la correcta asignación de los recursos a los gobiernos regionales y locales, que permita honrar las obligaciones legales establecidas con los estados y municipios.

- Mantener como brújula la inversión social y la democracia participativa y protagónica, para obtener una mayor inclusión del Poder Popular, en el proceso de la formulación del presupuesto, con el ejercicio de la contraloría social.
- Consolidar la estrategia de Estado, para continuar materializando los logros sociales, que han beneficiado en los últimos 10 años a la gran mayoría de la población venezolana.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
116.135	600032000	Fortalecimiento del Sistema Presupuestario Nacional por Proyectos y Acciones Centralizadas	Informe técnico			11	111.231.557			111.231.557
116.206	600033000	Promoción y Asesoramiento Técnico en la Constitución y Funcionamiento de las Cajas de Ahorro a Nivel Nacional	Caja			36	944.060			944.060
116.073	600034000	Fortalecimiento de la Plataforma Tecnológica y Planta Física del Ministerio del Poder Popular de Planificación y Finanzas	Servicio			5	65.999.572			65.999.572
116.142	600035000	Dossier de Inversión Pública Nacional	Dossier			33	980.932			980.932
116.200	600036000	Administración del Nuevo Diseño Curricular Presente en los Programas de Estudios en Postgrado Autorizados por el Consejo Nacional de Universidades y Ampliación de la Oferta Académica de Postgrado	Informe			45	7.143.962			7.143.962
116.153	600037000	Planificación Territorial de la Inversión Pública Nacional	Documento			1	2.452.329			2.452.329
116.127	600038000	Sistematización de la Información de la Inversión Pública Nacional	Documento			12	1.471.398			1.471.398
116.201	600039000	Formación, Capacitación y Adiestramiento en el Área de las Ciencias Fiscales y la Administración Pública	Alumno	426	280	706	100.778.924			100.778.924

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
N.E.	Ppto.		Unidad de Medida	Cantidad Fem.	Cantidad Masc.	Cantidad Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
116.169	600040000	Promoción de la Nueva Arquitectura Financiera	Informe			25	1.215.766			1.215.766
116.066	600041000	Fortalecimiento del Sistema de Administración Financiera del Estado	Sistema de Información			4	8.666.613			8.666.613
116.122	600043000	Fortalecimiento de la Plataforma Tecnológica y de Servicios del Sistema Integrado de Gestión y Control de las Finanzas Públicas (SIGECOF) y sus Sistemas Conexos	Plataforma Tecnológica			1	8.428.352			8.428.352
116.191	600044000	Transformación de la ENAHP-IUT, Un Sistema de Gestión con Visión Socialista	Informe			12	11.997.776			11.997.776
116.188	600045000	Construcción del Diseño Curricular de la Licenciatura en Ciencias Fiscales, Partiendo de la Evaluación de Resultados de la Adecuación Curricular Realizada en el Período 2010-2011, Inscrito en el Plan de Transformación de la Escuela Nacional de Hacienda Pública (ENAHP-IUT) y en Correspondencia con el Desarrollo Estratégico de la Nación	Documento			1	1.891.694			1.891.694
116.120	600046000	Seguimiento de los Mecanismos de Cooperación Bilateral con la República Popular China 2012	Informe			1	1.684.500			1.684.500
116.154	600047000	Fortalecimiento de los Mecanismos de Análisis y Divulgación de la Política e Información Social	Informe			7	1.188.600			1.188.600

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Meta: Unidad de Medida	Cantidad: Fem.	Cantidad: Masc.	Cantidad: Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	Presupuesto 2012
116.217	600048000	Sistema de Información de Trámites Administrativos de la Administración Pública Nacional de la República Bolivariana de Venezuela	Sistema			1	1.060.404			1.060.404
116.099	600049000	Actualización y Modernización del Registro Nacional de Funcionarios y Funcionarias de la Administración Pública Nacional (II Fase)	Expediente			260	4.491.844			4.491.844
	609999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			430.838.091	430.838.091			430.838.091
						TOTAL	**762.466.374**			**762.466.374**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	Presupuesto 2012
600001000	Dirección y Coordinación de los Gastos de los Trabajadores	984.231.469			984.231.469
600002000	Gestión Administrativa	2.681.267.336		144.734.453	2.826.001.789
600003000	Previsión y Protección Social	686.149.242			686.149.242
600004000	Asignaciones Predeterminadas	80.000.000			80.000.000
600005000	Dirección y Coordinación del Servicio de la Deuda Pública Nacional	28.893.968.119	25.820.049.409		54.714.017.528
600006000	Gastos Centralizados	266.292.526		100.000.000	366.292.526
	TOTAL	**33.591.908.692**	**25.820.049.409**	**244.734.453**	**59.656.692.554**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**1.347**	**1.161**	**811**	**3.319**	**102.794.033**	**12.322.962**	**115.116.995**
Altos Funcionarios y de Elección Popular		1		1	32.808		32.808
Alto Nivel y de Dirección	40	45	14	99	3.911.099		3.911.099
Directivo	74	70	131	275	6.135.288	28.428	6.163.716
Profesional y Técnico	380	224	71	675	22.860.807	4.088.830	26.949.637
Administrativo	606	453	403	1.462	50.958.739	502.293	51.461.032
Médico	4	4		8	504.829	20.171	525.000
Obrero	243	364	192	799	18.390.463	7.683.240	26.073.703
Personal Fijo a Tiempo Parcial	**40**	**35**		**75**	**3.609.056**		**3.609.056**
Docente	40	35		75	3.609.056		3.609.056
Personal Contratado	**682**	**514**		**1.196**	**38.972.584**		**38.972.584**
Directivo	4	4		8	85.779		85.779
Profesional y Técnico	552	406		958	30.948.687		30.948.687
Administrativo	126	104		230	7.938.118		7.938.118
TOTAL	**2.069**	**1.710**	**811**	**4.590**	**145.375.673**	**12.322.962**	**157.698.635**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1.707**	**162**	**1.869**	**183.071.005**
Obrero	1.005	106	1.111	83.202.191
Empleado	702	56	758	99.868.814
Jubilados	**1.669**	**2.325**	**3.994**	**503.078.237**
Alto Nivel y de Dirección	11	15	26	3.694.888
Obrero	1.015	1.168	2.183	274.508.980
Empleado	643	1.142	1.785	224.874.369
TOTAL	**3.376**	**2.487**	**5.863**	**686.149.242**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	1.137.683.609			1.137.683.609
4.02	Materiales, suministros y mercancías	64.636.781			64.636.781
4.03	Servicios no personales	261.635.729			261.635.729
4.04	Activos reales	80.709.570			80.709.570
4.05	Activos financieros	181.603.152		94.734.453	276.337.605
4.07	Transferencias y donaciones	3.603.180.356		150.000.000	3.753.180.356
4.08	Otros gastos	6.505.000			6.505.000
4.09	Asignaciones no distribuidas	20.000.000			20.000.000
4.10	Servicio de la deuda pública	28.893.968.119	25.820.049.409		54.714.017.528
4.11	Disminución de pasivos	104.452.750			104.452.750
	TOTAL	**34.354.375.066**	**25.820.049.409**	**244.734.453**	**60.419.158.928**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	2.904.475.644		150.000.000	3.054.475.644
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.821.760.644		150.000.000	2.971.760.644
4.07.01.03.00	Transferencias corrientes internas al sector público	2.821.760.644		150.000.000	2.971.760.644
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.482.661.145		50.000.000	2.532.661.145
	- A0122 Servicio Autónomo de Prestaciones Sociales de los Organismos de la Administración Central	260.000.000			260.000.000
	- A0123 Servicio Nacional Integrado de Administración Aduanera y Tributaria (SENIAT)	2.056.382.000		50.000.000	2.106.382.000
	- A0185 Superintendencia Nacional de Valores	69.441.481			69.441.481

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- A0325 Fundación Escuela de Gerencia Social (FEGS)	11.385.491			11.385.491
	- A0455 Fundación Escuela Venezolana de Planificación	84.271.881			84.271.881
	- A0653 Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná (CORPOTULIPA)	1.180.292			1.180.292
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	92.806.973			92.806.973
	- A0817 Sociedad Nacional de Garantías Recíprocas para la Mediana y Pequeña Industria, C.A. (SOGAMPI)	21.285.000			21.285.000
	- A0841 Fondo Nacional de Garantías Recíprocas para la Pequeña y Mediana Empresa, S.A. (FONPYME)	21.600.000			21.600.000
	- A1377 Bolsa Pública de Valores Bicentenaria	49.921.973			49.921.973
4.07.01.03.10	Transferencias corrientes al Poder Estadal	246.292.526		100.000.000	346.292.526
	- E5000 Distrito Capital	246.292.526		100.000.000	346.292.526
4.07.03.00.00	Transferencias y donaciones de capital internas	2.715.000			2.715.000
4.07.03.03.00	Transferencias de capital internas al sector público	2.715.000			2.715.000
4.07.03.03.07	Transferencias de capital a entes descentralizados financieros no bancarios	2.715.000			2.715.000
	- A0817 Sociedad Nacional de Garantías Recíprocas para la Mediana y Pequeña Industria, C.A. (SOGAMPI)	2.715.000			2.715.000
4.07.06.00.00	Subsidio de Régimen Especial	80.000.000			80.000.000
4.07.06.01.00	Subsidio de Régimen Especial	80.000.000			80.000.000
	- E7500 Distrito del Alto Apure	80.000.000			80.000.000

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	23.500			23.500
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	23.500			23.500
4.07.02.01.00	Transferencias corrientes al exterior	23.500			23.500
4.07.02.01.02	Transferencias corrientes a instituciones sin fines de lucro	23.500			23.500
	- I0239 Asociación Internacional de Presupuesto Público (ASIP)	23.500			23.500

PROYECTO: COD. N.E: 116135 COD. PPTO: 600032000 Fortalecimiento del Sistema Presupuestario Nacional por Proyectos y Acciones Centralizadas

UNIDAD DE MEDIDA: Informe Técnico

CANTIDAD: Fem.(0) Mas.(0) Total(11)

ASIGNACIÓN PRESUPUESTARIA: 111.231.557

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Fortalecer el Sistema Presupuestario Venezolano, a través de la actual Técnica del Presupuesto por Proyecto

OBJETIVOS ESPECÍFICOS:

1) Desarrollar y mejorar los modelos económicos y financieros para analizar y proyectar el comportamiento de las variables de ingresos y gastos del presupuesto fiscal, anual y plurianual.

2) Mejorar el marco legal, conceptual, sistemas y procedimientos para la formulación, seguimiento, evaluación y liquidación del presupuesto y velar por la correcta aplicación de la normativa legal y procedimental en materia presupuestaria.

3) Difundir en forma sistemática la teoría, técnicas, herramientas y procedimientos necesarios para elaborar los presupuestos institucionales bajo la técnica del presupuesto por proyectos y acciones centralizadas y dar asistencia técnica, a fin de instrumentar, secuencialmente, su total y correcta implementación.

4) Disponer de los recursos humanos, materiales y logísticos para el cumplimiento de los objetivos y acciones específicas del Proyecto.

RESULTADO: Informe Global Anual del Presupuesto. Anteproyecto y Ley de Presupuesto para el Ejercicio Fiscal 2012. Presupuesto Consolidado del Sector Público 2012. Elaboración de informes de los Proyectos de Presupuesto 2012 de los entes con fines empresariales. Instructivos presupuestarios para el desarrollo de las etapas del proceso presupuestario. Instituciones asistidas y personas capacitadas en la técnica presupuestaria. Análisis y aprobación de la programación y reprogramaciones de la cuota de compromisos de los Órganos del Poder Público Nacional (en los Sistemas SISPRE y SIGECOF). Análisis y elaboración de informes evaluativos de los presupuestos y de las modificaciones presupuestarias de órganos y entes, con fines y sin fines empresariales, de la Administración Pública Nacional (Traspasos, Créditos Adicionales, Rectificaciones, Insubsistencias, Rebajas). Boletines Periódicos de la Ejecución Financiera del Gasto (Institucional Económico y Sectorial /Órganos y Fuentes)

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	101.626.310					101.626.310
4.02	Materiales, suministros y mercancías	1.781.683					1.781.683
4.03	Servicios no personales	6.655.564					6.655.564
4.04	Activos reales	1.168.000					1.168.000
	TOTAL	**111.231.557**					**111.231.557**

PROYECTO: COD. N.E: 116206 COD. PPTO: 600033000 Promoción y Asesoramiento Técnico en la Constitución y Funcionamiento de las Cajas de Ahorro a Nivel Nacional

UNIDAD DE MEDIDA: Caja

CANTIDAD: Fem.(0) Mas.(0) Total(36)

ASIGNACIÓN PRESUPUESTARIA: 944.060

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Promover e incentivar bajo el régimen de propiedad colectiva de los asociados la constitución, organización y funcionamiento de las Cajas de Ahorro, Fondos de Ahorro y Asociaciones de Ahorro Similares, prestando un servicio de excelencia basado en la regulación y fiscalización oportuna y eficiente; así como proporcionar asesoría técnica preventiva en las áreas administrativa, contable, financiera y legal, de manera de contribuir al desarrollo económico, social y familiar de los ahorros de los asociados, bajo principios de transparencia y eficiencia

OBJETIVOS ESPECÍFICOS: Impulsar e incentivar la cultura del ahorro de los socios a nivel nacional, tanto público como privado, en pro del mejoramiento de la calidad de vida de los trabajadores

RESULTADO: Nuevas cajas de ahorro

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	163.619					163.619
4.03	Servicios no personales	780.441					780.441
	TOTAL	**944.060**					**944.060**

PROYECTO: COD. N.E: 116073 COD. PPTO: 600034000 Fortalecimiento de la Plataforma Tecnológica y Planta Física del Ministerio del Poder Popular de Planificación y Finanzas

UNIDAD DE MEDIDA: Servicio

CANTIDAD: Fem.(0) Mas.(0) Total(5)

ASIGNACIÓN PRESUPUESTARIA: 65.999.572

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Acelerar la creación de la nueva institucionalidad del Estado, mediante la transformación de los procesos de gestión pública, a través del fortalecimiento de las capacidades de logística institucional

OBJETIVOS ESPECÍFICOS: Adecuar, mejorar y mantener las capacidades operativas de la planta física y los diferentes componentes tecnológicos, que integran la infraestructura informática de la organización

RESULTADO: Componentes de la infraestructura informática y física del Ministerio del Poder Popular de Planificación y Finanzas actualizados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	5.403.582					5.403.582
4.03	Servicios no personales	42.860.992					42.860.992
4.04	Activos reales	17.734.998					17.734.998
	TOTAL	**65.999.572**					**65.999.572**

PROYECTO: COD. N.E: 116142 COD. PPTO: 600035000 Dossier de Inversión Pública Nacional

UNIDAD DE MEDIDA: Dossier

CANTIDAD: Fem.(0) Mas.(0) Total(33)

ASIGNACIÓN PRESUPUESTARIA: 980.932

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Contribuir a la generación de información, que coadyuve al establecimiento de mecanismos de coordinación y toma de decisiones, en diferentes niveles de gobierno Nacional, Estadal y Municipal

OBJETIVOS ESPECÍFICOS: Desarrollar un Dossier con información estratégica, asociada a la inversión pública nacional, mediante la incorporación de aspectos económicos, sociales y de evaluación y seguimiento del gasto público, como aporte a la toma de decisiones en materia de planificación territorial

RESULTADO: Información de la inversión pública nacional consolidada y publicada en 33 Dossier

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	111.881					111.881
4.02	Materiales, suministros y mercancías	343.335					343.335
4.03	Servicios no personales	182.393					182.393
4.04	Activos reales	343.323					343.323
	TOTAL	**980.932**					**980.932**

PROYECTO: COD. N.E: 116200 COD. PPTO: 600036000 Administración del Nuevo Diseño Curricular Presente en los Programas de Estudios en Postgrado Autorizados por el Consejo Nacional de Universidades y Ampliación de la Oferta Académica de Postgrado

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(45)

ASIGNACIÓN PRESUPUESTARIA: 7.143.962

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Administrar un nuevo diseño curricular en los programas de estudios en postgrado autorizados por el CNU

OBJETIVOS ESPECÍFICOS: Implementar y ejecutar los programas de estudios en postgrado autorizadas por CNU en la Región Capital

RESULTADO: Programas de estudios en postgrado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	3.559.662					3.559.662
4.02	Materiales, suministros y mercancías	574.500					574.500
4.03	Servicios no personales	1.825.800					1.825.800
4.04	Activos reales	894.000					894.000
4.07	Transferencias y donaciones	290.000					290.000
	TOTAL	**7.143.962**					**7.143.962**

PROYECTO:	COD. N.E: 116153 COD. PPTO: 600037000 Planificación Territorial de la Inversión Pública Nacional
UNIDAD DE MEDIDA:	Documento
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	2.452.329
DIRECTRIZ ESTRATÉGICA:	Construcción de una Nueva Geopolítica Nacional
OBJETIVO ESTRATÉGICO:	Apoyar el desarrollo integral, a través de la generación de información nacional, regional y local, que permita la toma de decisiones, a fin de vincular los medios de producción y la organización de la sociedad, en el marco de una política territorial nacional, dirigida al bienestar colectivo
OBJETIVOS ESPECÍFICOS:	Establecer lineamientos estratégicos de planificación territorial, mediante el estudio, análisis de información técnica financiera y de los proyectos de infraestructura y en actividades productivas, que permitan una mejor orientación de la inversión pública nacional, en función de satisfacer las necesidades regionales para el desarrollo socio económico, de impacto en la calidad de vida de la población
RESULTADO:	Líneas estratégicas para la planificación territorial de la inversión pública establecidas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	155.041					155.041
4.02	Materiales, suministros y mercancías	941.703					941.703
4.03	Servicios no personales	374.657					374.657
4.04	Activos reales	980.928					980.928
	TOTAL	**2.452.329**					**2.452.329**

PROYECTO:	COD. N.E: 116127 COD. PPTO: 600038000 Sistematización de la Información de la Inversión Pública Nacional
UNIDAD DE MEDIDA:	Documento
CANTIDAD:	Fem.(0) Mas.(0) Total(12)
ASIGNACIÓN PRESUPUESTARIA:	1.471.398
DIRECTRIZ ESTRATÉGICA:	Construcción de una Nueva Geopolítica Nacional
OBJETIVO ESTRATÉGICO:	Coordinar la formulación de la política nacional en materia de gasto público, con la finalidad de orientar la inversión en el territorio
OBJETIVOS ESPECÍFICOS:	Sistematizar la información de proyectos de la administración pública, mediante la recopilación y conformación de base de datos actualizada en los distintos sectores, a objeto de efectuar un análisis global del gasto público, dirigido a optimizar el uso de los recursos destinados a la inversión
RESULTADO:	Información de la inversión pública en proyectos sistematizada

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	179.620					179.620
4.02	Materiales, suministros y mercancías	514.995					514.995
4.03	Servicios no personales	261.796					261.796
4.04	Activos reales	514.987					514.987
	TOTAL	**1.471.398**					**1.471.398**

PROYECTO: COD. N.E: 116201 COD. PPTO: 600039000 Formación, Capacitación y Adiestramiento en el Área de las Ciencias Fiscales y la Administración Pública

UNIDAD DE MEDIDA: Alumno

CANTIDAD: Fem.(426) Mas.(280) Total(706)

ASIGNACIÓN PRESUPUESTARIA: 100.778.924

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Formar y capacitar profesionales e investigadores con valores éticos, en el área de las ciencias fiscales, a través de una educación de calidad, con un recurso humano comprometido y herramientas tecnológicas de vanguardia, que coadyuven a una efectiva administración del tesoro de la Nación venezolana, para contribuir al desarrollo armónico del pais

OBJETIVOS ESPECÍFICOS: Formar Licenciados en la carrera de Ciencias Fiscales, menciones Rentas, Aduana y Comercio Exterior y Finanzas Públicas, fomentar y desarrollar la investigación en las áreas relacionadas con las ciencias fiscales, construir y acondicionar el espacio físico para la docencia

RESULTADO: Graduandos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	46.616.896					46.616.896
4.02	Materiales, suministros y mercancías	9.220.417					9.220.417
4.03	Servicios no personales	15.920.142					15.920.142
4.04	Activos reales	19.814.499					19.814.499
4.07	Transferencias y donaciones	9.206.970					9.206.970
	TOTAL	**100.778.924**					**100.778.924**

PROYECTO: COD. N.E: 116169 COD. PPTO: 600040000 Promoción de la Nueva Arquitectura Financiera

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(25)

ASIGNACIÓN PRESUPUESTARIA: 1.215.766

DIRECTRIZ ESTRATÉGICA: Avanzar hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Planificar, dirigir y supervisar el manejo de la hacienda nacional, la formulación y ejecución de las políticas fiscales y macroeconómicas; entre otros, a los fines de velar por la existencia de una inversión pública sostenible y eficiente, dirigida a la promoción del desarrollo económico y social del Estado y por el cumplimiento de las disposiciones legales, reglamentarias y demás medidas que regulan la materia

OBJETIVOS ESPECÍFICOS: Continuar desarrollando acciones orientadas a contribuir con la construcción de la nueva geopolítica internacional, por medio de la diversificación de las relaciones económicas y financieras, de acuerdo con el establecimiento de áreas de interés geoestratégicas, ubicadas en el Plan de la Nación

RESULTADO: Nuevos esquemas, mecanismos e instrumentos de complementariedad económica y financiera, que contribuyan a la construcción de la nueva arquitectura financiera internacional y regional, así como al afianzamiento de las relaciones bilaterales y multilaterales de la República

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	282.846					282.846
4.02	Materiales, suministros y mercancías	178.852					178.852
4.03	Servicios no personales	554.678					554.678
4.04	Activos reales	199.390					199.390
	TOTAL	**1.215.766**					**1.215.766**

PROYECTO: COD. N.E: 116066 COD. PPTO: 600041000 Fortalecimiento del Sistema de Administración Financiera del Estado

UNIDAD DE MEDIDA: Sistema de Información

CANTIDAD: Fem.(0) Mas.(0) Total(4)

ASIGNACIÓN PRESUPUESTARIA: 8.666.613

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Mejorar los niveles de eficiencia, responsabilidad y transparencia en el manejo de las Finanzas Públicas, mediante la optimización de los mecanismos de monitoreo y control de los recursos públicos: financieros, humanos y físicos, que faciliten la generación de información, para la toma de decisiones en la gerencia gubernamental y coadyuvar a concretar los esfuerzos dirigidos a combatir la corrupción

OBJETIVOS ESPECÍFICOS: Sistematizar, consolidar y controlar el registro de las transacciones, inherentes a los sistemas de la administración financiera pública, a través del diseño, desarrollo, Implantación y capacitación de las herramientas informáticas, para la modernización de la administración financiera del Estado

RESULTADO: Análisis, diseño, desarrollo e implementación de las herramientas vinculadas con la administración financiera del Estado, a fin de garantizar el registro y consolidación de la información, necesaria para la toma de decisiones a las autoridades financieras

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.380.616					1.380.616
4.02	Materiales, suministros y mercancías	296.000					296.000
4.03	Servicios no personales	5.688.000					5.688.000
4.04	Activos reales	1.301.997					1.301.997
	TOTAL	**8.666.613**					**8.666.613**

PROYECTO: COD. N.E: 116122 COD. PPTO: 600043000 Fortalecimiento de la Plataforma Tecnológica y de Servicios del Sistema Integrado de Gestión y Control de las Finanzas Públicas (SIGECOF) y sus Sistemas Conexos

UNIDAD DE MEDIDA: Plataforma tecnológica

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 8.428.352

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Mejorar los niveles de eficiencia, responsabilidad y transparencia en el manejo de las Finanzas Públicas, mediante la optimización de los mecanismos de monitoreo y control de los recursos públicos: financieros, humanos y físicos, que faciliten la generación de información, para la toma de decisiones en la gerencia gubernamental y coadyuvar a concretar los esfuerzos dirigidos a combatir la corrupción

OBJETIVOS ESPECÍFICOS:

1) Garantizar la calidad de los registros administrativos generados por los sistemas existentes.

2) Garantizar la integración y consolidación de la información de los sistemas de la administración financiera.

3) Coadyuvar a una gestión más eficiente, por medio de la capacitación, desarrollo y dotación tecnológica de avanzada y equipos modernos de informática y de telecomunicaciones.

RESULTADO: Plataforma tecnológica de alto rendimiento y de conectividad que sustente la operatividad del SIGECOF

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	616.352					616.352
4.03	Servicios no personales	1.062.000					1.062.000
4.04	Activos reales	6.750.000					6.750.000
	TOTAL	**8.428.352**					**8.428.352**

PROYECTO: COD. N.E: 116191 COD. PPTO: 600044000 Transformación de la ENAHP-IUT, Un Sistema de Gestión con Visión Socialista

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(12)

ASIGNACIÓN PRESUPUESTARIA: 11.997.776

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Lograr la transformación de la ENAHP-IUT, mediante la aplicación de la docencia, investigación e interrelación del conocimiento al servicio de la sociedad

OBJETIVOS ESPECÍFICOS:

1) Formar al nuevo servidor público que requiere el Estado Socialista, a través de las actividades de docencia (Pregrado y Postgrado), mediante la adecuación del diseño curricular y la infraestructura de la ENAHP-UT.

2) Generar proyectos de Investigación en las áreas de las Ciencias Fiscales y de la Administración Pública.

3) Fortalecer las interrélaciones del conocimiento desde la ENAHP-IUT, para satisfacer las necesidades de las comunidades.

RESULTADO: Informe

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	4.920.957					4.920.957
4.02	Materiales, suministros y mercancías	1.244.004					1.244.004
4.03	Servicios no personales	2.469.915					2.469.915
4.04	Activos reales	3.362.900					3.362.900
	TOTAL	**11.997.776**					**11.997.776**

PROYECTO: COD. N.E: 116188 COD. PPTO: 600045000 Construcción del Diseño Curricular de la Licenciatura en Ciencias Fiscales, Partiendo de la Evaluación de Resultados de la Adecuación Curricular Realizada en el Periodo 2010-2011, Inscrito en el Plan de Transformación de la Escuela Nacional de Hacienda Pública (ENAHP-IUT) y en Correspondencia con el Desarrollo Estratégico de la Nación

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 1.891.694

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Lograr el acceso al conocimiento para universalizar la educación superior, con pertinencia social y curricular

OBJETIVOS ESPECÍFICOS: Construir el Diseño Curricular de la Licenciatura en Ciencias Fiscales, partiendo de la evaluación de resultados de la adecuación curricular realizada en el periodo 2010-2011, inscrito en el Plan de Transformación de la Escuela Nacional de Hacienda Pública. ENAHP-IUT y en correspondencia con el Desarrollo Estratégico de la Nación

RESULTADO: Un nuevo Diseño Curricular de la Licenciatura en Ciencias Fiscales, inscrito en el Plan de Transformación de la ENAHP-IUT y en correspondencia con el Desarrollo Estratégico de la Nación

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.199.809					1.199.809
4.02	Materiales, suministros y mercancías	153.325					153.325
4.03	Servicios no personales	317.080					317.080
4.04	Activos reales	221.480					221.480
	TOTAL	**1.891.694**					**1.891.694**

PROYECTO: COD. N.E: 116120 COD. PPTO: 600046000 Seguimiento de los Mecanismos de Cooperación Bilateral con la República Popular China 2012

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 1.684.500

DIRECTRIZ ESTRATÉGICA: Avanzar Hacia la Nueva Etapa en la Geopolítica Internacional

OBJETIVO ESTRATÉGICO: Articular armónicamente las actividades del Ejecutivo Nacional en la regulación, formulación y seguimiento de políticas, en materia de planificación estratégica, territorial, social, institucional, así como la planificación y coordinación de los sistemas integrados de la Administración de Hacienda y Finanzas del sector público

OBJETIVOS ESPECÍFICOS: Coordinar el seguimiento oportuno, eficiente y efectivo de la cartera de proyectos, que se ejecutan a través de la Comisión Mixta de Alto Nivel Venezuela-China

RESULTADO: Informe general de ejecución de los proyectos de la Comisión Mixta de Alto Nivel, por subcomisión

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	1.050.000					1.050.000
4.02	Materiales, suministros y mercancías	303.500					303.500
4.03	Servicios no personales	331.000					331.000
	TOTAL	**1.684.500**					**1.684.500**

PROYECTO: COD. N.E: 116154 COD. PPTO: 600047000 Fortalecimiento de los Mecanismos de Análisis y Divulgación de la Política e Información Social

UNIDAD DE MEDIDA: Informe

CANTIDAD: Fem.(0) Mas.(0) Total(7)

ASIGNACIÓN PRESUPUESTARIA: 1.188.600

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Articular armónicamente las actividades del Ejecutivo Nacional en la regulación, formulación y seguimiento de políticas, en materia de planificación estratégica, territorial, social, institucional, así como la planificación y coordinación de los sistemas integrados de la Administración de Hacienda y Finanzas del sector público

OBJETIVOS ESPECÍFICOS: Coordinar y establecer los lineamientos del área social, que coadyuven al fortalecimiento de la masificación y divulgación de la información estadística cuantitativa y cualitativa, generada por los organismos y entes productores de información del área social, para el cumplimiento de los objetivos, estrategias, políticas y proyectos, enmarcados en el Primer Plan Socialista Simón Bolívar en materia social

RESULTADO: Informe de lineamientos e información del área social actualizada

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	600.000					600.000
4.02	Materiales, suministros y mercancías	288.600					288.600
4.03	Servicios no personales	250.000					250.000
4.04	Activos reales	50.000					50.000
	TOTAL	**1.188.600**					**1.188.600**

PROYECTO: COD. N.E: 116217 COD. PPTO: 600048000 Sistema de Información de Trámites Administrativos de la Administración Pública Nacional de la República Bolivariana de Venezuela

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 1.060.404

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Transformación y modernización de la Administración Pública Nacional, en el marco del desarrollo económico y social

OBJETIVOS ESPECÍFICOS: Diseñar, desarrollar e implementar un sistema de información, que permita llevar un registro actualizado de los trámites administrativos de la Administración Pública Nacional, con la finalidad que se disponga de una herramienta que facilite el proceso de formulación y seguimiento de políticas públicas en la materia

RESULTADO: Sistema de información de trámites administrativos de la Administración Pública Nacional, diseñado en software libre y ambiente Web, de fácil manejo para sus distintos usuarios

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	190.000					190.000
4.02	Materiales, suministros y mercancías	153.700					153.700
4.03	Servicios no personales	696.704					696.704
4.04	Activos reales	20.000					20.000
	TOTAL	**1.060.404**					**1.060.404**

PROYECTO: COD. N.E: 116099 COD. PPTO: 600049000 Actualización y Modernización del Registro Nacional de Funcionarios y Funcionarias de la Administración Pública Nacional (II Fase)

UNIDAD DE MEDIDA: Expediente

CANTIDAD: Fem.(0) Mas.(0) Total(260)

ASIGNACIÓN PRESUPUESTARIA: 4.491.844

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Articular armónicamente las actividades del Ejecutivo Nacional en la regulación, formulación y seguimiento de políticas, en materia de planificación institucional

OBJETIVOS ESPECÍFICOS: Actualizar y consolidar la información de la trayectoria de los funcionarios y funcionarias de los órganos y entes de la Administración Pública Nacional

RESULTADO: Información sobre personal de los órganos y entes de la Administración Pública, con fácil acceso y consulta vía Web

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	3.930.000					3.930.000
4.02	Materiales, suministros y mercancías	250.000					250.000
4.03	Servicios no personales	61.067					61.067
4.04	Activos reales	250.777					250.777
	TOTAL	**4.491.844**					**4.491.844**

PROYECTO: COD. PPTO: 609999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(430.838.091)

ASIGNACIÓN PRESUPUESTARIA: 430.838.091

DIRECTRIZ ESTRATÉGICA: Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Avanzar en la Conformación de la Nueva Estructura Social

OBJETIVOS ESPECÍFICOS: Aportes y transferencias para financiar los proyectos de los entes descentralizados

RESULTADO: Transferencia

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	430.838.091					430.838.091
	TOTAL	**430.838.091**					**430.838.091**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	430.838.091					430.838.091
4.07.01.00.00	Transferencias y donaciones corrientes internas	428.123.091					428.123.091
4.07.01.03.00	Transferencias corrientes internas al sector público	428.123.091					428.123.091
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	352.557.582					352.557.582
	- A0122 Servicio Autónomo de Prestaciones Sociales de los Organismos de la Administración Central	260.000.000					260.000.000
	- A0185 Superintendencia Nacional de Valores	31.436.463					31.436.463
	- A0325 Fundación Escuela de Gerencia Social (FEGS)	6.105.927					6.105.927
	- A0455 Fundación Escuela Venezolana de Planificación	55.015.192					55.015.192
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	75.565.509					75.565.509
	- A0817 Sociedad Nacional de Garantías Recíprocas para la Mediana y Pequeña Industria, C.A. (SOGAMPI)	21.285.000					21.285.000
	- A0841 Fondo Nacional de Garantías Recíprocas para la Pequeña y Mediana Empresa, S.A. (FONPYME)	4.358.536					4.358.536
	- A1377 Bolsa Pública de Valores Bicentenaria	49.921.973					49.921.973
4.07.03.00.00	Transferencias y donaciones de capital internas	2.715.000					2.715.000
4.07.03.03.00	Transferencias de capital internas al sector público	2.715.000					2.715.000
4.07.03.03.07	Transferencias de capital a entes descentralizados financieros no bancarios	2.715.000					2.715.000
	- A0817 Sociedad Nacional de Garantías Recíprocas para la Mediana y Pequeña Industria, C.A. (SOGAMPI)	2.715.000					2.715.000

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	971.263.619					971.263.619
4.03	Servicios no personales	12.967.850					12.967.850
	TOTAL	**984.231.469**					**984.231.469**

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	42.824.966					42.824.966
4.03	Servicios no personales	168.375.650					168.375.650
4.04	Activos reales	27.102.291					27.102.291
4.05	Activos financieros	181.603.152				94.734.453	276.337.605
4.07	Transferencias y donaciones	2.150.403.527				50.000.000	2.200.403.527
4.08	Otros gastos	6.505.000					6.505.000
4.11	Disminución de pasivos	104.452.750					104.452.750
	TOTAL	**2.681.267.336**				**144.734.453**	**2.826.001.789**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	2.147.345.027				50.000.000	2.197.345.027
4.07.01.00.00	Transferencias y donaciones corrientes internas	2.147.345.027				50.000.000	2.197.345.027
4.07.01.03.00	Transferencias corrientes internas al sector público	2.147.345.027				50.000.000	2.197.345.027
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.130.103.563				50.000.000	2.180.103.563
	- A0123 Servicio Nacional Integrado de Administración Aduanera y Tributaria (SENIAT)	2.056.382.000				50.000.000	2.106.382.000
	- A0185 Superintendencia Nacional de Valores	38.005.018					38.005.018
	- A0325 Fundación Escuela de Gerencia Social (FEGS)	5.279.564					5.279.564
	- A0455 Fundación Escuela Venezolana de Planificación	29.256.689					29.256.689
	- A0653 Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná (CORPOTULIPA)	1.180.292					1.180.292
4.07.01.03.09	Transferencias corrientes a entes descentralizados financieros no bancarios	17.241.464					17.241.464
	- A0841 Fondo Nacional de Garantías Recíprocas para la Pequeña y Mediana Empresa, S.A. (FONPYME)	17.241.464					17.241.464

RELACIÓN DE TRANSFERENCIAS AL EXTERIOR
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	23.500					23.500
4.07.02.00.00	Transferencias y donaciones corrientes al exterior	23.500					23.500
4.07.02.01.00	Transferencias corrientes al exterior	23.500					23.500
4.07.02.01.02	Transferencias corrientes a instituciones sin fines de lucro	23.500					23.500
	- I0239 Asociación Internacional de Presupuesto Público (ASIP)	23.500					23.500

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	686.149.242					686.149.242
	TOTAL	**686.149.242**					**686.149.242**

ACCIÓN CENTRALIZADA: Asignaciones Predeterminadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	80.000.000					80.000.000
	TOTAL	**80.000.000**					**80.000.000**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	80.000.000					80.000.000
4.07.06.00.00	Subsidio de Régimen Especial	80.000.000					80.000.000
4.07.06.01.00	Subsidio de Régimen Especial	80.000.000					80.000.000
	- E7500 Distrito del Alto Apure	80.000.000					80.000.000

ACCIÓN CENTRALIZADA: Dirección y Coordinación del Servicio de la Deuda Pública Nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.10	Servicio de la deuda pública	28.893.968.119			25.820.049.409		54.714.017.528
	TOTAL	**28.893.968.119**			**25.820.049.409**		**54.714.017.528**

ACCIÓN CENTRALIZADA: Gastos Centralizados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	246.292.526				100.000.000	346.292.526
4.09	Asignaciones no distribuidas	20.000.000					20.000.000
	TOTAL	**266.292.526**				**100.000.000**	**366.292.526**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	246.292.526				100.000.000	346.292.526
4.07.01.00.00	Transferencias y donaciones corrientes internas	246.292.526				100.000.000	346.292.526
4.07.01.03.00	Transferencias corrientes internas al sector público	246.292.526				100.000.000	346.292.526
4.07.01.03.10	Transferencias corrientes al Poder Estadal	246.292.526				100.000.000	346.292.526
	- E5000 Distrito Capital	246.292.526				100.000.000	346.292.526

61

Ministerio del Poder Popular para Transporte y Comunicaciones

MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Ministerio del Poder Popular para Transporte y Comunicaciones (MTC) fue creado mediante Decreto Presidencial N° 7.513, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.451 del 22 de junio 2010, asignándosele la rectoría en materia de vialidad, circulación, transporte acuático y aéreo, las comunicaciones, puertos, muelles, aeródromos, aeropuertos, terminales de pasajeros en general, el sistema de transporte ferroviario nacional, entre otras.

Para el ejercicio fiscal 2012, el Despacho definió las prioridades, objetivos, estrategias y políticas a desarrollar en conjunción con las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista del Desarrollo Económico y Social de la Nación 2007-2013, enmarcadas en los ámbitos de su competencia y en la directrices de la Nueva Ética Socialista, Suprema Felicidad, Democracia Protagónica Revolucionaria, Modelo Productivo Socialista y Nueva Geopolítica Nacional e Internacional.

Con relación al funcionamiento institucional, se continúa manteniendo la política de racionalización del gasto y optimización de los recursos asignados por el Ejecutivo Nacional, en atención al Decreto N° 6.649 mediante el cual se dictó el Instructivo Presidencial para la Eliminación del Gasto Suntuario o Superfluo en el Sector Público Nacional, en consideración con las restricciones de las finanzas públicas; garantizando los compromisos laborales y la continuación de los proyectos de apoyo institucional y operativos.

Con respecto a la ordenación del territorio urbanístico, se dirigirá la gestión al establecimiento de la estructura funcional en los sistemas de centros poblados y, en consecuencia, planificar las actuaciones en infraestructura y equipamiento territorial requeridas, a los fines de dinamizar políticas coherentes de ocupación del territorio y corregir los desequilibrios existentes en las interrelaciones funcionales, entre los centros poblados componentes del sistema y sus áreas productivas.

Igualmente, se prestará apoyo técnico a las Gobernaciones y Alcaldías, Organismos Públicos, Consejos Comunales y Comunidades en general, en el ámbito de la ordenación del territorio urbanístico, garantizando el seguimiento y control de los procesos de expropiación de tierras e inmuebles, adquiridos por la nación para la ejecución de obras de interés público.

En lo correspondiente al desarrollo de las obras públicas de equipamiento urbano de interés territorial, se mantendrá la responsabilidad de atender la infraestructura física y social del país. Así mismo, se continuará construyendo, ampliando, reparando, mejorando y remodelando la infraestructura pública de conformidad con los Planes Nacionales y las líneas de acción definidas para tal fin por el Ejecutivo Nacional; de la misma manera participará y coadyuvará en la formulación de las directrices, normas y procedimientos técnicos para obras de ingeniería, arquitectura, mantenimiento de construcciones, desarrollo urbano y edificaciones del dominio público, direccionando los recursos a sectores prioritarios como son: salud, educación, seguridad y defensa, deporte, cultura, apoyo a la producción y a los estudios y proyectos de arquitectura de ingeniería.

La infraestructura vial terrestre seguirá fortaleciendo la integración territorial de la nación mediante la atención a los corredores viales que conforman los ejes de desarrollo. Continuará prestando mantenimiento, ampliación, conservación, construcción y rehabilitación de obras viales; así como, puentes, túneles, pistas de aeropuertos, con énfasis en las regiones fronterizas.

De igual manera, iniciará y continuará los estudios y/o proyectos de autopistas, carreteras, vías urbanas y puentes que permitan la ejecución de las obras viales a nivel nacional; brindando atención oportuna a las emergencias que se presenten en la red vial del país.

A su vez, continuará impulsando el desarrollo del sector agrario, mediante la ejecución de proyectos orientados a incentivar la construcción, rehabilitación, mantenimiento y mejoras de la vialidad agrícola con énfasis en los ejes de desconcentración territorial a nivel nacional, con el propósito de mejorar las vías de penetración desde áreas de producción hacia los centros de distribución y/o consumo, así como también mejorar el acceso a los servicios básicos, aumentando las posibilidad de desarrollo económico de las zonas rurales, para dar acceso a los núcleos de desarrollo, fundos zamoranos, comunas, asentamientos campesinos y todas aquellas zonas de desarrollo agrícola estratégicas.

Igualmente, se mantiene la regulación, formulación y seguimiento de estrategias para la planificación y coordinación de los estudios de factibilidad, así como los proyectos de los distintos modos de transporte y servicios relacionados, con la finalidad de evaluar, reubicar, construir y buscar alternativas de conexión que permitan consolidar e impulsar el desarrollo de las vías de comunicación nacional e internacional y faciliten la intermodalidad de los sistemas de transporte.

En este orden de ideas, se continuarán elaborando los planes maestros de los aeropuertos y puertos, tomando en consideración las características y condiciones económicas, políticas y sociales de la región y su zona de influencia; así como el Plan Estratégico Nacional del Sector Transporte, con el fin de dirigir las inversiones en materia de infraestructura, en todas sus modalidades de transporte de pasajeros y carga, conforme con las demandas actuales y potenciales en cada uno de los ejes de desarrollo.

Las direcciones estadales del MTC, seguirán manteniendo una participación activa, ejerciendo estrategias para fortalecer el poder comunal, instrumentando las normativas en materia de ordenación del territorio urbanístico, transporte, vialidad y las correspondientes a la ejecución de obras de interés nacional en coordinación con los Poderes Públicos Estadales y Municipales. Igualmente, se prevé la ejecución directa por parte de las Direcciones Estadales del Plan de Asfaltado Nacional, ofreciendo mantenimiento y mejoras a la red vial.

En cuanto a los entes adscritos se mantendrá la cobertura y la universalidad en la satisfacción de las necesidades del país, adelantando significativamente en la expansión y consolidación de la infraestructura a nivel nacional, lo cual contempla la integración y engranaje de todo el Sistema Integrado de Transporte Masivo y de los servicios conexos, del transporte aéreo y del acuático; así como el ordenamiento de puertos, aeropuertos, considerados instrumentos esenciales para mejorar la accesibilidad a la mayor parte del territorio nacional y por lo tanto, la clave para incrementar una sinergia socio-territorial sustentable, avanzando en la inclusión social y en el reordenamiento de la geopolítica territorial.

RESUMEN DE PROYECTOS DEL ÓRGANO DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código		Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
N.E	Ppto.								
38339	610031000	Construcciones de Edificaciones de Salud	03-02-86	31-12-14	26.717.162	1.100.000	125.155.246	59.238.595	212.211.003
37447	610037000	Construcción de Edificaciones de Seguridad y Defensa	02-04-85	29-12-17	9.449.636	1.700.000	66.431.340	6.524.780	84.105.756
				TOTAL	**36.166.798**	**2.800.000**	**191.586.586**	**65.763.375**	**296.316.759**

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código N.E.	Código Ppto.	Denominación	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2012
112.561	610010000	Instalación y Mantenimiento Menor de Puentes Provisionales y Permanentes en el Territorio Nacional	Metro Lineal			600	1.842.157			1.842.157
112.554	610011000	Reconstrucción, Reparación y Mantenimiento de Maquinarias Pesadas y Automotoras	Maquinaría			660	2.196.868			2.196.868
112.564	610021000	Atención Primaria de Emergencias Viales en el Territorio Nacional	Emergencia			40	3.698.702			3.698.702
115.036	610024000	Fortalecimiento y Desarrollo de la Gestión Estadística en el Ministerio del Poder Popular para Transporte y Comunicaciones	Sistema			1	500.000			500.000
114.909	610025000	Servicio Educativo Integral para los hijos de los Trabajadores del MTC y sus Entes Adscritos (Sede Central)	Niño Atendido	120	120	240	1.600.000			1.600.000
115.155	610026000	Apoyo a la Gestión del Ordenamiento Territorial y Ejecución de Obras de Infraestructura, Vialidad y Transporte	Trámite			219.899	12.780.542			12.780.542
115.116	610027000	Plan de Seguridad Industrial, Higiene y Ergonomía	Equipo			250	500.000			500.000
115.665	610028000	Campaña de Divulgación en Materia de Transporte y Comunicaciones	Campaña			226	4.000.000			4.000.000
115.485	610029000	Pavimentación, Asfaltado, Bacheo, Rehabilitación y Mejoras de la Vialidad a Nivel Nacional	Kilómetro			459	13.844.700			13.844.700

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad						
N.E.	Ppto.			Fem.	Masc.	Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
116.215	610030000	Articulación Social del Ministerio de Transporte y Comunicaciones con la Comunidad	Persona Capacitada	120	180	300	24.000.000			24.000.000
38.339	610031000	Construcciones de Edificaciones de Salud	Metro Cuadrado			96.085	1.100.000			1.100.000
115.881	610032000	Construcciones y Mejoras de Carreteras	Kilómetro			31	2.650.220			2.650.220
115.065	610033000	Estudios Específicos y Actualizados para la Infraestructura Aeroportuaria 2012	Estudio			19	800.000			800.000
115.180	610034000	Estudios Específicos y Actualizados de Infraestructura del Transporte Carretero Ferroviario 2012	Estudio			21	1.994.000			1.994.000
115.160	610035000	Estudios Específicos y Actualizados de la Infraestructura del Transporte Acuático 2012	Estudio			10	800.000			800.000
115.864	610036000	Desarrollo de Estudios y/o Proyectos Integrales de Reforzamiento y Reparación de Puentes a Nivel Nacional	Proyecto			40	220.000			220.000
37.447	610037000	Construcción de Edificaciones de Seguridad y Defensa	Metro Cuadrado			43.425	1.700.000			1.700.000
37.371	610038000	Estudios y Proyectos de Obras de Equipamiento Territorial	Metro Cuadrado			102.438	437.905			437.905
115.451	610040000	Planes Particulares a Nivel Nacional	Plan			3	899.600			899.600
115.301	610041000	Construcción, Rehabilitación y Mantenimiento de la Vialidad Agrícola Nacional	Kilómetro			33	3.799.869			3.799.869

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
115.740	610042000	Desarrollo de Estudios y/o Proyectos de Vialidad	Proyecto			13	1.275.000			1.275.000
116.024	610043000	Conservación y Mantenimiento de Carreteras en la Red Vial Principal	Kilómetro			52	5.164.717			5.164.717
	619999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			1.718.941.605	540.922.199	1.178.019.406		1.718.941.605
						TOTAL	**626.726.479**	**1.178.019.406**		**1.804.745.885**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	Presupuesto 2012
610001000	Dirección y Coordinación de los Gastos de los Trabajadores	1.215.273.962			1.215.273.962
610002000	Gestión Administrativa	1.382.647.339			1.382.647.339
610003000	Previsión y Protección Social	1.007.445.335			1.007.445.335
610007000	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	8.000.000			8.000.000
	TOTAL	**3.613.366.636**			**3.613.366.636**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**2.929**	**4.263**	**24**	**7.216**	**155.145.965**	**63.931.762**	**219.077.727**
Altos Funcionarios y de Elección Popular		1		1	25.248		25.248
Alto Nivel y de Dirección	42	46	24	112	2.246.281		2.246.281
Profesional y Técnico	934	1.388		2.322	55.759.481	29.629.368	85.388.849
Personal Administrativo	733	298		1.031	18.053.410	11.370.250	29.423.660
Personal Médico	9	3		12	512.316	22.236	534.552
Obrero	1.211	2.527		3.738	78.549.229	22.909.908	101.459.137
Personal Fijo a Tiempo Parcial	**27**	**31**		**58**	**679.493**	**187.771**	**867.264**
Profesional y Técnico	6	3		9	117.555	77.705	195.260
Personal Médico	21	28		49	561.938	110.066	672.004
Personal Contratado	**403**	**403**		**806**	**31.253.970**		**31.253.970**
Personal Administrativo	294	294		588	24.698.021		24.698.021
Obrero	109	109		218	6.555.949		6.555.949
TOTAL	**3.359**	**4.697**	**24**	**8.080**	**187.079.428**	**64.119.533**	**251.198.961**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**6.879**	**1.002**	**7.881**	**335.041.239**
Alto Nivel y de Dirección	31	7	38	45.585.450
Obreros	3.961	235	4.196	154.444.313
Empleados	2.887	760	3.647	135.011.476
Jubilados	**10.834**	**5.205**	**16.039**	**672.404.096**
Alto Nivel y de Dirección	109	61	170	11.547.593
Obreros	5.867	1.686	7.553	314.235.393
Empleados	4.858	3.458	8.316	346.621.110
TOTAL	**17.713**	**6.207**	**23.920**	**1.007.445.335**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de Personal	1.210.825.505			1.210.825.505
4.02	Materiales, Suministros y Mercancías	68.074.328			68.074.328
4.03	Servicios No Personales	158.774.139			158.774.139
4.04	Activos Reales	31.626.515			31.626.515
4.07	Transferencias y Donaciones	2.769.692.628	1.178.019.406		3.947.712.034
4.11	Disminución de Pasivos	1.100.000			1.100.000
	TOTAL	**4.240.093.115**	**1.178.019.406**		**5.418.112.521**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y Donaciones	1.749.909.200	1.178.019.406		2.927.928.606
4.07.01.00.00	Transferencias y Donaciones Corrientes Internas	1.749.909.200			1.749.909.200
4.07.01.03.00	Transferencias Corrientes Internas al Sector Público	1.749.909.200			1.749.909.200
4.07.01.03.02	Transferencias Corrientes a Entes Descentralizados Sin Fines Empresariales	765.922.199			765.922.199
	- A0330 Fundación Fondo Nacional de Transporte Urbano (FONTUR)	580.922.199			580.922.199
	- A0367 Fundación Laboratorio Nacional de Vialidad (FUNDALANAVIAL)	5.000.000			5.000.000
	- A0659 Instituto de Ferrocarriles del Estado (IFE)	180.000.000			180.000.000
4.07.01.03.07	Transferencias Corrientes a Entes Descentralizados Con Fines Empresariales No Petroleros	983.987.001			983.987.001
	- A0148 C.A. Metro de Maracaibo (METROMARA)	26.455.365			26.455.365
	- A0212 C.A. Metro de los Teques (METROTEQUES)	27.972.151			27.972.151
	- A0621 C.A. Metro de Caracas (CAMETRO)	776.971.291			776.971.291
	- A0651 C.A. Metro de Valencia (VALMETRO)	80.511.432			80.511.432
	- A1265 Sistema Integral de Transporte Superficial, S.A	37.000.000			37.000.000
	- A1518 Sistema de Transporte Masivo de Barquisimeto (TRANSBAR, C.A.)	6.417.120			6.417.120
	- A1538 Trolebús Mérida, C.A. (TROMERCA)	28.659.642			28.659.642
4.07.03.00.00	Transferencias y Donaciones de Capital Internas		1.178.019.406		1.178.019.406
4.07.03.03.00	Transferencias de Capital Internas al Sector Público		1.178.019.406		1.178.019.406
4.07.03.03.05	Transferencias de Capital a Entes Descentralizados Con Fines Empresariales No Petroleros		1.178.019.406		1.178.019.406
	- A0212 C.A. Metro de los Teques (METROTEQUES)		664.619.754		664.619.754
	- A0621 C.A. Metro de Caracas (CAMETRO)		408.661.793		408.661.793
	- A0651 C.A. Metro de Valencia (VALMETRO)		104.737.859		104.737.859

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y Donaciones	2.454.473			2.454.473
4.07.01.00.00	Transferencias y Donaciones Corrientes Internas	2.454.473			2.454.473
4.07.01.01.00	Transferencias Corrientes Internas al Sector Privado	2.454.473			2.454.473
4.07.01.01.73	Subsidios a Instituciones Benéficas Privadas	2.436.446			2.436.446
	- S1496 Unidad Educativa Preescolar y Taller de Creatividad FUDECO-MINDUR	36.446			36.446
	- S2263 Comité de Acción Social del Ministerio del Poder Popular para las Obras Públicas y Vivienda	2.400.000			2.400.000
4.07.01.01.75	Subsidios a Organismos Laborales y Gremiales	18.027			18.027
	- S0420 Federación de Trabajadores de Comunicaciones de Venezuela (FETRA-COMUNICACIONES).	3.742			3.742
	- S0425 Federación de Trabajadores de la Industria de la Construcción y la Madera de Venezuela (FETRA-CONSTRUCCIONES).	4.464			4.464
	- S0454 Federación de Trabajadores del Transporte de Venezuela (FEDE-TRANSPORTE).	4.453			4.453
	- S0465 Federación Nacional de Obreros Dependientes del Estado (FENODE)	5.368			5.368

PROYECTO: COD. N.E: 112561 COD. PPTO: 610010000 Instalación y Mantenimiento Menor de Puentes Provisionales y Permanentes en el Territorio Nacional

UNIDAD DE MEDIDA: Metro Lineal

CANTIDAD: Fem.(0) Mas.(0) Total(600)

ASIGNACIÓN PRESUPUESTARIA: 1.842.157

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Desarrollar como órgano rector las políticas públicas en materia de: desarrollo urbanístico, transporte terrestre, aéreo y acuático, vialidad y comunicaciones, con la finalidad de atender las necesidades de la población, en concordancia con los planes nacionales, estadales y municipales

OBJETIVOS ESPECÍFICOS: Adquirir, instalar, mantener, reparar, montar y desmontar puentes de emergencia, a fin de mantener la transitabilidad en la red vial

RESULTADO: Puentes montado y/o desmontados, provisionales y/o permanentes en el territorio nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de Personal	201.328					201.328
4.02	Materiales, Suministros y Mercancías	770.681					770.681
4.03	Servicios No Personales	430.825					430.825
4.04	Activos Reales	439.323					439.323
	TOTAL	**1.842.157**					**1.842.157**

PROYECTO:	COD. N.E: 112554 COD. PPTO: 610011000 Reconstrucción, Reparación y Mantenimiento de Maquinarias Pesadas y Automotoras
UNIDAD DE MEDIDA:	Maquinaria
CANTIDAD:	Fem.(0) Mas.(0) Total(660)
ASIGNACIÓN PRESUPUESTARIA:	2.196.868
DIRECTRIZ ESTRATÉGICA:	Construcción de una Nueva Geopolítica Nacional
OBJETIVO ESTRATÉGICO:	Desarrollar como órgano rector las políticas públicas en materia de: desarrollo urbanístico, transporte terrestre, aéreo y acuático, vialidad y comunicaciones, con la finalidad de atender las necesidades de la población, en concordancia con los planes nacionales, estadales y municipales
OBJETIVOS ESPECÍFICOS:	Mantener operativas y en buen estado las maquinarias y equipos utilizados por este organismo a fin de dar atención oportuna a las emergencias viales en el territorio nacional
RESULTADO:	Maquinarias pesadas y automotoras adquiridas, reconstruidas, reparadas y mantenidas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de Personal	149.494					149.494
4.02	Materiales, Suministros y Mercancías	661.063					661.063
4.03	Servicios No Personales	748.609					748.609
4.04	Activos Reales	637.702					637.702
	TOTAL	**2.196.868**					**2.196.868**

PROYECTO: COD. N.E: 112564 COD. PPTO: 610021000 Atención Primaria de Emergencias Viales en el Territorio Nacional

UNIDAD DE MEDIDA: Emergencia

CANTIDAD: Fem.(0) Mas.(0) Total(40)

ASIGNACIÓN PRESUPUESTARIA: 3.698.702

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Desarrollar como órgano rector las políticas públicas en materia de: desarrollo urbanístico, transporte terrestre, aéreo y acuático, vialidad y comunicaciones, con la finalidad de atender las necesidades de la población, en concordancia con los planes nacionales, estadales y municipales

OBJETIVOS ESPECÍFICOS: Atender de manera inmediata las emergencias que se presenten en la red vial, a fin de garantizar la transitabilidad del transporte automotor

RESULTADO: Emergencia atendida a nivel nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	72.459					72.459
4.03	Servicios No Personales	3.626.243					3.626.243
	TOTAL	**3.698.702**					**3.698.702**

PROYECTO: COD. N.E: 115036 COD. PPTO: 610024000 Fortalecimiento y Desarrollo de la Gestión Estadística en el Ministerio del Poder Popular para Transporte y Comunicaciones

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 500.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Desarrollar como órgano rector las políticas públicas en materia de ordenamiento urbanístico, transporte y comunicaciones, con la finalidad de atender las necesidades de la población, en concordancia con los planes nacionales

OBJETIVOS ESPECÍFICOS: Desarrollar y generar un sistema de obtención, uso, manejo, divulgación y demanda de información estadística de interés público, que permita la planificación y la toma de decisiones en el MTC

RESULTADO: Sistema estadístico instalado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	100.000					100.000
4.03	Servicios No Personales	400.000					400.000
	TOTAL	**500.000**					**500.000**

PROYECTO:	COD. N.E: 114909 COD. PPTO: 610025000 Servicio Educativo Integral para los Hijos de los Trabajadores del MTC y sus Entes Adscritos (Sede Central)
UNIDAD DE MEDIDA:	Niño Atendido
CANTIDAD:	Fem.(120) Mas.(120) Total(240)
ASIGNACIÓN PRESUPUESTARIA:	1.600.000
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Desarrollar como órgano rector las políticas públicas en materia de ordenamiento urbanístico, transporte y comunicaciones, con la finalidad de atender las necesidades de la población, en concordancia con los planes nacionales
OBJETIVOS ESPECÍFICOS:	Brindar un servicio educativo integral a los hijos de los trabajadores del MTC y sus Entes Adscritos de manera de garantizar su ingreso al subsistema de educación básica
RESULTADO:	Niños y niñas formados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	1.147.132					1.147.132
4.03	Servicios No Personales	452.868					452.868
	TOTAL	**1.600.000**					**1.600.000**

PROYECTO: COD. N.E: 115155 COD. PPTO: 610026000 Apoyo a la Gestión del Ordenamiento Territorial y Ejecución de Obras de Infraestructura, Vialidad y Transporte

UNIDAD DE MEDIDA: Trámite

CANTIDAD: Fem.(0) Mas.(0) Total(219.899)

ASIGNACIÓN PRESUPUESTARIA: 12.780.542

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Desarrollar como órgano rector las políticas públicas en materia de: ordenamiento urbanístico, transporte y comunicaciones con la finalidad de atender las necesidades de la población en concordancia con los planes nacionales

OBJETIVOS ESPECÍFICOS: Apoyar al Ejecutivo Nacional en las Entidades Federales en la construcción y mantenimiento de obras de infraestructura vial, de equipamiento del territorio nacional y transporte que conecta las distintas regiones y ciudades del país, así como a los Estados en las distintas materias de su competencia

RESULTADO: Recursos para financiar la ejecución de actividades de las Direcciones Estadales del MTC a nivel nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de Personal	2.084.721					2.084.721
4.02	Materiales, Suministros y Mercancías	3.920.393					3.920.393
4.03	Servicios No Personales	5.516.530					5.516.530
4.04	Activos Reales	1.222.452					1.222.452
4.07	Transferencias y Donaciones	36.446					36.446
	TOTAL	**12.780.542**					**12.780.542**

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y Donaciones	36.446					36.446
4.07.01.00.00	Transferencias y Donaciones Corrientes Internas	36.446					36.446
4.07.01.01.00	Transferencias Corrientes Internas al Sector Privado	36.446					36.446
4.07.01.01.73	Subsidios a Instituciones Benéficas Privadas	36.446					36.446
	- S1496 Unidad Educativa Preescolar y Taller de Creatividad FUDECO-MINDUR	36.446					36.446

PROYECTO: COD. N.E: 115116 COD. PPTO: 610027000 Plan de Seguridad Industrial, Higiene y Ergonomía

UNIDAD DE MEDIDA: Equipo

CANTIDAD: Fem.(0) Mas.(0) Total(250)

ASIGNACIÓN PRESUPUESTARIA: 500.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Desarrollar como órgano rector las políticas públicas en materia de ordenamiento urbanístico, transporte y comunicaciones, con la finalidad de atender las necesidades de la población, en concordancia con los planes nacionales

OBJETIVOS ESPECÍFICOS: Garantizar el cumplimiento de la norma vigente, minimizando el riesgo en el área laboral, proteger y promover el bienestar social de los trabajadores

RESULTADO: Equipos reparados y conservados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	100.000					100.000
4.03	Servicios No Personales	400.000					400.000
	TOTAL	**500.000**					**500.000**

PROYECTO: COD. N.E: 115665 COD. PPTO: 610028000 Campaña de Divulgación en Materia de Transporte y Comunicaciones

UNIDAD DE MEDIDA: Campaña

CANTIDAD: Fem.(0) Mas.(0) Total(226)

ASIGNACIÓN PRESUPUESTARIA: 4.000.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Desarrollar como órgano rector las políticas públicas en materia de: desarrollo urbanístico, transporte terrestre, aéreo y acuático, vialidad y comunicaciones, con la finalidad de atender las necesidades de la población en concordancia en los planes nacionales, estadales y municipales

OBJETIVOS ESPECÍFICOS: Cumplir con las solicitudes de la comunidad en materia de vialidad y transporte

RESULTADO: Campañas de divulgación realizadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	4.000.000					4.000.000
	TOTAL	**4.000.000**					**4.000.000**

PROYECTO:	COD. N.E: 115485 COD. PPTO: 610029000 Pavimentación, Asfaltado, Bacheo, Rehabilitación y Mejoras de la Vialidad a Nivel Nacional
UNIDAD DE MEDIDA:	Kilómetro
CANTIDAD:	Fem.(0) Mas.(0) Total(459)
ASIGNACIÓN PRESUPUESTARIA:	13.844.700
DIRECTRIZ ESTRATÉGICA:	Construcción de una Nueva Geopolítica Nacional
OBJETIVO ESTRATÉGICO:	Desarrollar como organismo rector las políticas públicas en materia de desarrollo urbanístico, transporte terrestre, aéreo, acuático, vialidad con la finalidad de atender las necesidades de la población en concordancia con los planes nacionales, estadales y municipales
OBJETIVOS ESPECÍFICOS:	Pavimentar, asfaltar, bachear, rehabilitar y mejorar la vialidad, a fin de optimizar las condiciones de transitabilidad en la red vial nacional
RESULTADO:	Vía reparada

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	6.091.668					6.091.668
4.03	Servicios No Personales	7.753.032					7.753.032
	TOTAL	**13.844.700**					**13.844.700**

PROYECTO: COD. N.E: 116215 COD. PPTO: 610030000 Articulación Social del Ministerio de Transporte y Comunicaciones con la Comunidad

UNIDAD DE MEDIDA: Persona Capacitada

CANTIDAD: Fem.(120) Mas.(180) Total(300)

ASIGNACIÓN PRESUPUESTARIA: 24.000.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Desarrollar como órgano rector las políticas en materia de: desarrollo urbanístico, transporte terrestre, aéreo y acuático, vialidad y comunicaciones, con la finalidad de atender las necesidades de la población en concordancia con los planes nacionales, estadales y municipales

OBJETIVOS ESPECÍFICOS: Fortalecimiento en la participación de las comunidades organizadas, de los planes y proyectos del Ministerio de Transporte y Comunicaciones

RESULTADO: Población capacitada y agrupada en brigadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	7.920.000					7.920.000
4.03	Servicios No Personales	16.080.000					16.080.000
	TOTAL	**24.000.000**					**24.000.000**

PROYECTO: COD. N.E: 38339 COD. PPTO: 610031000 Construcciones de Edificaciones de Salud

UNIDAD DE MEDIDA: Metro Cuadrado

CANTIDAD: Fem.(0) Mas.(0) Total(96.085)

ASIGNACIÓN PRESUPUESTARIA: 1.100.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Desarrollar como organismo rector las políticas públicas en materia de desarrollo urbanístico, transporte terrestre, aéreo, acuático, vialidad y comunicaciones con la finalidad de atender las necesidades de la población en concordancia con los planes nacionales, estadales y municipales

OBJETIVOS ESPECÍFICOS: Continuar construyendo la infraestructura física de las edificaciones públicas del sector salud a nivel nacional, para prestar un mejor servicio

RESULTADO: Edificaciones de salud construidas a nivel nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	117.857					117.857
4.04	Activos Reales	982.143					982.143
	TOTAL	**1.100.000**					**1.100.000**

EJECUCIÓN QUE EXCEDE AL EJERCICIO PRESUPUESTARIO (EN MILES DE BOLÍVARES)

ORGANISMO : 61 MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO : COD. N.E: 38339 COD. PPTO: 610031000 Construcciones de Edificaciones de Salud

FECHA DE INICIO : 03/02/1986

FECHA DE FINALIZACIÓN : 31/12/2014

COSTO TOTAL : 212.211

Acción Específica	Código	Partida	Asignado al 31/12/2011	2012						2013	Años Posteriores
				Corriente Ordinaria			Proyectos por Endeudamiento				
				Contratos Vigentes	Nuevos Contratos	Otros	Contratos Vigentes	Nuevos Contratos	Otros		
Geriátrico Nuestra Señora de los Pobres Zorca Pie de Cuesta. Mcpio. Cárdenas. Estado Táchira	404	Activos Reales			982						
	TOTAL				982						

PROYECTO: COD. N.E: 115881 COD. PPTO: 610032000 Construcciones y Mejoras de Carreteras

UNIDAD DE MEDIDA: Kilómetro

CANTIDAD: Fem.(0) Mas.(0) Total(31)

ASIGNACIÓN PRESUPUESTARIA: 2.650.220

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Desarrollar como órgano rector las políticas en materia de: desarrollo urbanístico, transporte terrestre, aéreo y acuático, vialidad y comunicaciones, con la finalidad de atender las necesidades de la población en concordancia con los planes nacionales, estadales y municipales

OBJETIVOS ESPECÍFICOS: Construir, consolidar y mejorar las carreteras a fin de optimizar las condiciones de transitabilidad en la red vial nacional

RESULTADO: Carreteras conservadas o mantenidas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	283.952					283.952
4.04	Activos Reales	2.366.268					2.366.268
	TOTAL	**2.650.220**					**2.650.220**

PROYECTO: COD. N.E: 115065 COD. PPTO: 610033000 Estudios Específicos y Actualizados para la Infraestructura Aeroportuaria 2012

UNIDAD DE MEDIDA: Estudio

CANTIDAD: Fem.(0) Mas.(0) Total(19)

ASIGNACIÓN PRESUPUESTARIA: 800.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Desarrollar como órgano las políticas públicas en materia de transporte aéreo, con la finalidad de atender las necesidades de la población en concordancia con los planes nacionales, estadales y municipales

OBJETIVOS ESPECÍFICOS: Elaborar estudios actualizados y específicos en materia de transporte aéreo

RESULTADO: Estudios elaborados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	64.000					64.000
4.04	Activos Reales	736.000					736.000
	TOTAL	**800.000**					**800.000**

PROYECTO: COD. N.E: 115180 COD. PPTO: 610034000 Estudios Específicos y Actualizados de Infraestructura del Transporte Carretero Ferroviario 2012

UNIDAD DE MEDIDA: Estudio

CANTIDAD: Fem.(0) Mas.(0) Total(21)

ASIGNACIÓN PRESUPUESTARIA: 1.994.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Desarrollar como órgano las políticas públicas en materia de transporte terrestre, con la finalidad de atender las necesidades de la población en concordancia con los planes nacionales, estadales y municipales

OBJETIVOS ESPECÍFICOS: Elaborar estudios actualizados y específicos en materia de seguridad vial y sistemas de transporte público a nivel nacional

RESULTADO: Estudios Elaborados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	159.520					159.520
4.04	Activos Reales	1.834.480					1.834.480
	TOTAL	**1.994.000**					**1.994.000**

PROYECTO: COD. N.E: 115160 COD. PPTO: 610035000 Estudios Específicos y Actualizados de la infraestructura del Transporte Acuático 2012

UNIDAD DE MEDIDA: Estudio

CANTIDAD: Fem.(0) Mas.(0) Total(10)

ASIGNACIÓN PRESUPUESTARIA: 800.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Desarrollar como órgano las políticas públicas en materia de transporte acuático, con la finalidad de atender las necesidades de la población en concordancia con los planes nacionales, estadales y municipales

OBJETIVOS ESPECÍFICOS: Elaborar estudios actualizados y específicos en materia de transporte acuático

RESULTADO: Estudios elaborados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	64.000					64.000
4.04	Activos Reales	736.000					736.000
	TOTAL	**800.000**					**800.000**

PROYECTO: COD. N.E: 115864 COD. PPTO: 610036000 Desarrollo de Estudios y/o Proyectos Integrales de Reforzamiento y Reparación de Puentes a Nivel Nacional

UNIDAD DE MEDIDA: Proyecto

CANTIDAD: Fem.(0) Mas.(0) Total(40)

ASIGNACIÓN PRESUPUESTARIA: 220.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Desarrollar como órgano rector las políticas públicas en materia de: desarrollo urbanístico, transporte terrestre, aéreo y acuático, vialidad y comunicaciones, con la finalidad de atender las necesidades de la población en concordancia con los planes naciones, estadales y municipales

OBJETIVOS ESPECÍFICOS: Elaborar estudios y proyectos integrales de reforzamiento, reparación y rehabilitación de puentes a nivel nacional que permita la ejecución de las obras correspondientes

RESULTADO: Estudios y/o proyectos elaborados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	16.296					16.296
4.04	Activos Reales	203.704					203.704
	TOTAL	**220.000**					**220.000**

PROYECTO: COD. N.E: 37447 COD. PPTO: 610037000 Construcción de Edificaciones de Seguridad y Defensa

UNIDAD DE MEDIDA: Metro Cuadrado

CANTIDAD: Fem.(0) Mas.(0) Total(43.425)

ASIGNACIÓN PRESUPUESTARIA: 1.700.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Desarrollar como organismo rector, las políticas públicas en materia de desarrollo urbanístico, transporte terrestre, aéreo y acuático, vialidad y telecomunicaciones, con la finalidad de atender las necesidades de la población, en concordancia de los Planes Nacionales, Estadales y Municipales

OBJETIVOS ESPECÍFICOS: Continuar construyendo la infraestructura física de las edificaciones públicas del sector seguridad y defensa a nivel nacional, para prestar un mejor servicio

RESULTADO: Edificaciones de Seguridad y Defensa construidas a nivel nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	182.143					182.143
4.04	Activos Reales	1.517.857					1.517.857
	TOTAL	**1.700.000**					**1.700.000**

EJECUCIÓN QUE EXCEDE AL EJERCICIO PRESUPUESTARIO (EN MILES DE BOLÍVARES)

ORGANISMO : 61 MINISTERIO DEL PODER POPULAR PARA TRANSPORTE Y COMUNICACIONES

PROYECTO : COD. N.E: 37447 COD. PPTO: 610037000 Construcción de Edificaciones de Seguridad y Defensa

FECHA DE INICIO : 02/04/1985

FECHA DE FINALIZACIÓN : 29/12/2017

COSTO TOTAL : 84.106

Acción Específica	Código	Partida	Asignado al 31/12/2011	2012						2013	Años Posteriores
				Corriente Ordinaria			Proyectos por Endeudamiento				
				Contratos Vigentes	Nuevos Contratos	Otros	Contratos Vigentes	Nuevos Contratos	Otros		
Comando Regional Nº 9 Guardia Nacional, Muelle Puerto Ayacucho, Mcpio. Atures, Estado Amazonas	404	Activos Reales			1.518						
		TOTAL			**1.518**						

PROYECTO: COD. N.E: 37371 COD. PPTO: 610038000 Estudios y Proyectos de Obras de Equipamiento Territorial

UNIDAD DE MEDIDA: Metro Cuadrado

CANTIDAD: Fem.(0) Mas.(0) Total(102.438)

ASIGNACIÓN PRESUPUESTARIA: 437.905

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Desarrollar como órgano rector, las políticas en materia de desarrollo urbanístico, transporte aéreo, acuático, vialidad y comunicaciones con la finalidad de atender las necesidades de la población, en concordancia con los planes nacionales, estatales y municipales

OBJETIVOS ESPECÍFICOS: Elaborar los estudios y proyectos de la infraestructura física de las edificaciones públicas a nivel nacional a fin de mejorar la prestación del servicio y calidad de vida de la población

RESULTADO: Proyectos de edificaciones públicas de interés nacional

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	32.437					32.437
4.04	Activos Reales	405.468					405.468
	TOTAL	**437.905**					**437.905**

PROYECTO: COD. N.E: 115451 COD. PPTO: 610040000 Planes Particulares a Nivel Nacional

UNIDAD DE MEDIDA: Plan

CANTIDAD: Fem.(0) Mas.(0) Total(3)

ASIGNACIÓN PRESUPUESTARIA: 899.600

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Desarrollar las políticas públicas en materia de: ordenación urbanística, transporte terrestre, aéreo y acuático, vialidad y comunicaciones, con la finalidad de brindar mejor calidad de vida a sus habitantes

OBJETIVOS ESPECÍFICOS: Elaborar tres (3) Planes Particulares para los centros poblados Caicara-Cabruta, Edos. Bolívar y Guárico; Mapire, Edo. Anzoátegui y Chaguaramas, Edo. Monagas, que tienen expectativas urbanas coyunturales, a fin de establecer las actuaciones de infraestructura y equipamiento que dinamicen, desarrollen e integren el territorio de cada uno de los centros poblados en estudio

RESULTADO: Planes Particulares

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	66.637					66.637
4.04	Activos Reales	832.963					832.963
	TOTAL	**899.600**					**899.600**

PROYECTO:	COD. N.E: 115301 COD. PPTO: 610041000 Construcción, Rehabilitación y Mantenimiento de la Vialidad Agrícola Nacional
UNIDAD DE MEDIDA:	Kilómetro
CANTIDAD:	Fem.(0) Mas.(0) Total(33)
ASIGNACIÓN PRESUPUESTARIA:	3.799.869
DIRECTRIZ ESTRATÉGICA:	Establecimiento de un Modelo Productivo Socialista
OBJETIVO ESTRATÉGICO:	Desarrollar como órgano rector, las políticas publicas en materia de: ordenamiento urbanístico, transporte y comunicaciones, con la finalidad de atender las necesidades de la población, en concordancia con los planes nacionales
OBJETIVOS ESPECÍFICOS:	Construir, rehabilitar y mejorar la vialidad agrícola nacional a fin de garantizar la transitabilidad de los usuarios y los productos agropecuarios
RESULTADO:	33 Km. Vías Agrícolas construidas, rehabilitadas o mejoradas a nivel nacional.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	407.131					407.131
4.04	Activos Reales	3.392.738					3.392.738
	TOTAL	**3.799.869**					**3.799.869**

PROYECTO: COD. N.E: 115740 COD. PPTO: 610042000 Desarrollo de Estudios y/o Proyectos de Vialidad

UNIDAD DE MEDIDA: Proyecto

CANTIDAD: Fem.(0) Mas.(0) Total(13)

ASIGNACIÓN PRESUPUESTARIA: 1.275.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Desarrollar como órgano rector las políticas públicas en materia de: desarrollo urbanístico, transporte terrestre, aéreo y acuático, vialidad y comunicaciones, con la finalidad de atender las necesidades de la población en concordancia con los planes naciones, estadales y municipales

OBJETIVOS ESPECÍFICOS: Elaborar los estudios y/o proyectos integrales que permitan la ejecución de las obras de vialidad correspondientes

RESULTADO: Estudios y/o proyectos elaborados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	94.444					94.444
4.04	Activos Reales	1.180.556					1.180.556
	TOTAL	**1.275.000**					**1.275.000**

PROYECTO: COD. N.E: 116024 COD. PPTO: 610043000 Conservación y Mantenimiento de Carreteras en la Red Vial Principal

UNIDAD DE MEDIDA: Kilómetro

CANTIDAD: Fem.(0) Mas.(0) Total(52)

ASIGNACIÓN PRESUPUESTARIA: 5.164.717

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Desarrollar como órgano rector las políticas públicas en materia de: desarrollo urbanístico, transporte terrestre, aéreo y acuático, vialidad y comunicaciones, con la finalidad de atender las necesidades de la población en concordancia con los planes naciones, estadales y municipales

OBJETIVOS ESPECÍFICOS: Conservar y mantener las carreteras de la red vial principal, a fin de mejorar la transitabilidad en el territorio nacional

RESULTADO: Carretera conservada o mantenida

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios No Personales	552.787					552.787
4.04	Activos Reales	4.611.930					4.611.930
	TOTAL	**5.164.717**					**5.164.717**

PROYECTO: COD. PPTO: 619999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(1.718.941.605)

ASIGNACIÓN PRESUPUESTARIA: 1.718.941.605

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

OBJETIVOS ESPECÍFICOS: Apoyar Presupuestariamente los Proyectos Asignados a los Entes Descentralizados por el Ejecutivo Nacional

RESULTADO: 1.718.941.605

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y Donaciones	540.922.199	1.178.019.406				1.718.941.605
	- 001 Línea 2. El Tambor-San Antonio de Los Altos (Obras Civiles)		490.722.160				490.722.160
	- 002 Línea 2. El Tambor-San Antonio de Los Altos Sistema Metro Los Teques (Equipamiento)		173.897.594				173.897.594
	- 003 Rehabilitación de la Línea I Metro de Caracas		204.990.856				204.990.856
	- 004 Línea 5. Tramo Plaza Venezuela-Miranda II		185.975.073				185.975.073
	- 005 Inversiones Operativas		17.695.864				17.695.864
	- 006 Construcción de la Línea 2 del Metro de Valencia		104.737.859				104.737.859
	Subsidio al Pasaje Preferencial Estudiantil	540.922.199					540.922.199
	TOTAL	**540.922.199**	**1.178.019.406**				**1.718.941.605**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y Donaciones	540.922.199	1.178.019.406				1.718.941.605
4.07.01.00.00	Transferencias y Donaciones Corrientes Internas	540.922.199					540.922.199
4.07.01.03.00	Transferencias Corrientes Internas al Sector Público	540.922.199					540.922.199
4.07.01.03.02	Transferencias Corrientes a Entes Descentralizados Sin Fines Empresariales	540.922.199					540.922.199
	- A0330 Fundación Fondo Nacional de Transporte Urbano (FONTUR)	540.922.199					540.922.199
	- Subsidio al Pasaje Preferencial Estudiantil						
4.07.03.00.00	Transferencias y Donaciones de Capital Internas		1.178.019.406				1.178.019.406
4.07.03.03.00	Transferencias de Capital Internas al Sector Público		1.178.019.406				1.178.019.406
4.07.03.03.05	Transferencias de Capital a Entes Descentralizados Con Fines Empresariales no Petroleros		1.178.019.406				1.178.019.406
	- A0212 C.A. Metro de los Teques (METROTEQUES)		664.619.754				664.619.754
	Línea 2. El Tambor-San Antonio de Los Altos (Obras Civiles)		490.722.160				490.722.160
	Línea 2. El Tambor-San Antonio de Los Altos Sistema Metro Los Teques (Equipamiento)		173.897.594				173.897.594
	- A0621 C.A. Metro de Caracas (CAMETRO)		408.661.793				408.661.793
	Rehabilitación de la Línea I Metro de Caracas		204.990.856				204.990.856
	Línea 5. Tramo Plaza Venezuela-Miranda II		185.975.073				185.975.073
	Inversiones Operativas		17.695.864				17.695.864
	- A0651 C.A. Metro de Valencia (VALMETRO)		104.737.859				104.737.859
	Construcción de la Línea 2 del Metro de Valencia		104.737.859				104.737.859

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de Personal	1.208.389.962					1.208.389.962
4.03	Servicios No Personales	6.884.000					6.884.000
	TOTAL	**1.215.273.962**					**1.215.273.962**

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	43.290.932					43.290.932
4.03	Servicios No Personales	106.680.828					106.680.828
4.04	Activos Reales	10.286.931					10.286.931
4.07	Transferencias y Donaciones	1.221.288.648					1.221.288.648
4.11	Disminución de Pasivos	1.100.000					1.100.000
	TOTAL	**1.382.647.339**					**1.382.647.339**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y Donaciones	1.208.987.001					1.208.987.001
4.07.01.00.00	Transferencias y Donaciones Corrientes Internas	1.208.987.001					1.208.987.001
4.07.01.03.00	Transferencias Corrientes Internas al Sector Público	1.208.987.001					1.208.987.001
4.07.01.03.02	Transferencias Corrientes a Entes Descentralizados Sin Fines Empresariales	225.000.000					225.000.000
	- A0330 Fundación Fondo Nacional de Transporte Urbano (FONTUR)	40.000.000					40.000.000
	- A0367 Fundación Laboratorio Nacional de Vialidad (FUNDALANAVIAL)	5.000.000					5.000.000
	- A0659 Instituto de Ferrocarriles del Estado (IFE)	180.000.000					180.000.000
4.07.01.03.07	Transferencias Corrientes a Entes Descentralizados Con Fines Empresariales no Petroleros	983.987.001					983.987.001
	- A0148 C.A. Metro de Maracaibo (METROMARA)	26.455.365					26.455.365
	- A0212 C.A. Metro de los Teques (METROTEQUES)	27.972.151					27.972.151
	- A0621 C.A. Metro de Caracas (CAMETRO)	776.971.291					776.971.291
	- A0651 C.A. Metro de Valencia (VALMETRO)	80.511.432					80.511.432
	- A1265 Sistema Integral de Transporte Superficial, S.A.	37.000.000					37.000.000
	- A1518 Sistema de Transporte Masivo de Barquisimeto (TRANSBAR, C.A.)	6.417.120					6.417.120
	- A1538 Trolebús Mérida, C.A. (TROMERCA)	28.659.642					28.659.642

RELACIÓN DE SUBSIDIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y Donaciones	2.418.027					2.418.027
4.07.01.00.00	Transferencias y Donaciones Corrientes Internas	2.418.027					2.418.027
4.07.01.01.00	Transferencias Corrientes Internas al Sector Privado	2.418.027					2.418.027
4.07.01.01.73	Subsidios a Instituciones Benéficas Privadas	2.400.000					2.400.000
	- S2263 Comité de Acción Social del Ministerio del Poder Popular para las Obras Públicas y Vivienda	2.400.000					2.400.000
4.07.01.01.75	Subsidios a Organismos Laborales y Gremiales	18.027					18.027
	- S0420 Federación de Trabajadores de Comunicaciones de Venezuela (FETRA-COMUNICACIONES).	3.742					3.742
	- S0425 Federación de Trabajadores de la Industria de la Construcción y la Madera de Venezuela (FETRA-CONSTRUCCIONES).	4.464					4.464
	- S0454 Federación de Trabajadores del Transporte de Venezuela (FEDE-TRANSPORTE).	4.453					4.453
	- S0465 Federación Nacional de Obreros Dependientes del Estado (FENODE)	5.368					5.368

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y Donaciones	1.007.445.335					1.007.445.335
	TOTAL	**1.007.445.335**					**1.007.445.335**

ACCIÓN CENTRALIZADA: Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	4.000.000					4.000.000
4.03	Servicios No Personales	3.760.000					3.760.000
4.04	Activos Reales	240.000					240.000
	TOTAL	**8.000.000**					**8.000.000**

62

Ministerio del Poder Popular para Vivienda y Hábitat

MINISTERIO DEL PODER POPULAR PARA VIVIENDA Y HÁBITAT

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Ministerio del Poder Popular para Vivienda y Hábitat, fue creado mediante Decreto Presidencial N° 7.513, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.451, de fecha 22 de junio de 2010, con el propósito de regular, formular, ejecutar y hacer seguimiento y evaluación de la política integral del Estado en materia de vivienda y hábitat, con el objeto esencial de garantizar la satisfacción progresiva de los ciudadanos a tener el derecho a una vivienda y hábitat dignos, entendiendo esto como el conjunto de componentes que interrelacionados entre si, en todos sus niveles, contribuirán a lograr los objetivos previstos en el Sistema Nacional de Vivienda y Hábitat.

El Despacho conjuntamente con el Órgano Superior del Sistema Nacional de Vivienda y Hábitat, en coordinación con los demás Órganos y Entes de la Administración Pública Central y Descentralizada, dentro del marco de La Gran Misión Vivienda Venezuela, asume su función estratégica de establecer una política integral en materia de vivienda y hábitat, ejerciendo la rectoría del plan de construcción de viviendas que se ha propuesto el Gobierno Bolivariano, para ir solucionando el histórico déficit habitacional que padece la población venezolana, particularmente los sectores sociales más desfavorecidos y vulnerables, para garantizar el disfrute de una vivienda digna que permita avanzar extraordinariamente hacia la suprema felicidad social y la satisfacción plena de las necesidades fundamentales para el desarrollo y crecimiento de la vida del pueblo venezolano.

Para el Ejercicio Fiscal 2012, afrenta el desafío de contribuir con la meta propuesta en la Gran Misión Vivienda Venezuela, de construir 200.000 nuevas viviendas y continuar las iniciadas en el año 2011. Para alcanzar la misma continuará implementando las políticas y estrategias impartidas desde el Órgano Superior del Sistema Nacional de Vivienda y Hábitat, a través de los entes ejecutores.

El objetivo primordial de cumplir con la meta propuesta por el Gobierno de la República Bolivariana de Venezuela, en corresponsabilidad con los Comité Populares de Vivienda, los Consejos Comunales y demás actores que conforman el Órgano Superior del Sistema Nacional de Vivienda y Hábitat, en el marco de la Gran Misión Vivienda Venezuela, es garantizar una vivienda a las familias que están ubicadas en los distintos refugios del Territorio Nacional, así como también a las familias necesitadas inscritas en el Registro Nacional de Vivienda.

Se establecen cinco vértices fundamentales para garantizar la ejecución de las viviendas propuestas, que soportarán el proceso constructivo en los próximos 7 años de la Gran Misión Vivienda Venezuela, los cuales son:

- Vértice Registro Nacional de Vivienda: Por primera vez el pueblo venezolano cuenta con la oportunidad de un Registro Nacional de Vivienda único, que permitirá identificar a aquellas familias que carecen de vivienda propia o que necesiten remodelar, legalizar o ampliar su hogar, así como garantizar que todos los venezolanos y venezolanas puedan inscribir su núcleo familiar. Es el pueblo organizado el único que puede brindar esta información precisa que permitirá saldar el déficit de vivienda existente.

- Vértice Terreno: Se continuará coordinando las actuaciones con los distintos entes de la Administración Pública Nacional en el proceso de identificar los terrenos urbanos ociosos o subutilizados y los factores y medios para la construcción de la vivienda familiar de interés social y declararlos como de utilidad pública e importancia estratégica para el buen vivir de la población, en las zonas que se decreten como de emergencia para la tierra urbana y la vivienda, lo cual permitirá disponer de áreas territoriales para desarrollar nuevos asentamientos urbanos populares que transformen y mejoren sustantivamente las condiciones de vida de sus habitantes.

- Vértice Ejecutores: El Gobierno Bolivariano ha convocado a todos los sectores del país a unirse en este trascendental esfuerzo y cumplir con la meta de la Gran Misión Vivienda Venezuela, incrementando y consolidando año a año nuevos desarrollos habitacionales a lo largo del país, bajo un nuevo esquema territorial, conjuntamente con el gobierno Nacional, Estadal y Municipal, Convenios Internacionales, las comunidades organizadas, y las empresas privadas, entre otras.

- Vértice Materiales: El Gobierno ha asumido el control de materiales estratégicos como el cemento, cabilla entre otros. Asimismo, ejecutará las siguientes líneas de acción:

  - Implementación de un esquema de planificación centralizada, donde la producción y la distribución son controladas y centradas en las reales necesidades de la población

  - Despliegue de una estrategia de industrialización a gran escala destinada a la producción de insumos y materiales, tomando en consideración el déficit identificado en la capacidad nacional disponible de diversos rubros para cubrir la demanda del sector vivienda

  - Importación de insumos y maquinarias para la adquisición de rubros deficitarios identificados y que con la capacidad nacional no pueden ser cubiertos

  - Creación de centros de acopio a escala nacional como eje central de un nuevo modelo de distribución caracterizado por la presencia hegemónica de un plan de suministro de insumos y materiales controlado por el Estado

  - Incorporación de Unidades de Servicio en materia de transporte y movilización de cargas

  - Producción de puertas, marcos y bloques

  - Creación de escuelas de constructores y brigadas de construcción, entre otros

- Vértice Financiero: Se asignan recursos al Ministerio del Poder Popular para Vivienda y Hábitat y sus entes adscritos a fin de garantizar las metas programadas.

En cuanto a los Entes adscritos al Ministerio, el Instituto Nacional de la Vivienda (INAVI), asume la definición de políticas, planificación, construcción de viviendas, selección de beneficiarios de ayudas, otorgamiento de créditos, entre otros. La Fundación Misión Hábitat, enfocará su gestión hacia la ejecución de planes y mejoras de viviendas basados en dos líneas estratégicas fundamentales: la transformación integral de los asentamientos humanos (transformación de centros urbanos y rehabilitación de urbanizaciones populares) y desarrollo de ciudades (densificación de centros urbanos y construcción de nuevas ciudades), con la participación activa de la comunidad organizada, a fin de integrarla a la estructura urbana mediante el desarrollo de viviendas y hábitat dignos.

Por su parte, el Banco Nacional de Vivienda y Hábitat (BANAVIH), regirá sus actuaciones por los lineamientos estratégicos, políticas y planes aprobados conforme a la planificación centralizada, correspondiéndole la promoción, supervisión y financiamiento del Sistema Nacional de Vivienda y Hábitat y la administración exclusiva de los recursos de los fondos a que se refiere a la Ley del Régimen Prestacional de Vivienda y Hábitat.

Cabe destacar, que a los fines de la conformación del presupuesto para el Ejercicio Fiscal 2012, el Ministerio del Poder Popular para Vivienda y Hábitat, consideró necesario continuar con el proyecto Fondo de Aportes del Sector Público (FASP), administrado por el Banco Nacional de Vivienda y Hábitat

(BANAVIH), cuya finalidad es la ejecución y financiamiento de los planes, programas, proyectos, obras y acciones requeridas en materia de vivienda y hábitat.

En las fortalezas y optimización de las políticas de inversión de los recursos públicos ordinarios destinados al sector vivienda y hábitat en relación a obras de ingeniería, arquitectura y urbanismo, para el mantenimiento de construcciones para el desarrollo urbano y edificaciones estarán a la disposición, la Promotora del Desarrollo Urbano de la Región Zulia, C. A. (PRODUZCA) y la Empresa Mixta para la Producción de Insumos para la Construcción, S.A (VEMPROINCO).

Para el ejercicio 2012 se continuará con la Cooperación Internacional, a través de Convenios Internacionales, para el financiamiento habitacional dirigido a la construcción de viviendas con su equipamiento urbanístico. En este sentido, se han firmado convenios con países como Cuba, Brasil, Irán, Rusia, China, Uruguay, Belarus, España, Turquía, Portugal, entre otros, utilizando modernos sistemas constructivos y materiales de construcción, para producir viviendas y hábitat dignos y con lapsos de construcción muy cortos.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
115.787	620020000	Creación de un Tabulador de Costos de la Construcción del Sistema Nacional de Vivienda y Hábitat a partir de la Ejecución del Plan de Emergencia para Caracas 2011-2012	Documento			1	1.561.257			1.561.257
115.187	620021000	Diseño e Implementación de los Proyectos de los Nuevos Desarrollos Urbanos Habitacionales Enfocados al Concepto Socialista y la Ciudad Compacta	Manual			1	3.340.416			3.340.416
115.061	620022000	Proyecto para el Diseño y la Implantación de un Laboratorio que Permita Realizar Estudios sobre el uso de Nuevo Materiales y Sistemas Constructivos Aplicables a la Vivienda en Venezuela	Laboratorio Certificado			1	17.748.279			17.748.279
115.785	620023000	Planes de Desarrollo Urbano de las Ciudades Intermedias y Centros Poblados del Eje Norte-Llanero.	Plan			10	7.013.557			7.013.557
116.428	620024000	Plan de Seguridad Industrial, Higiene y Ergonomía, Segunda Etapa	Trabajador(a)	3.923	5.147	9.070	1.108.044			1.108.044
115.792	620026000	Creación del Instituto Nacional de Tierras Urbanas	Institución			1	72.989.840			72.989.840
115.373	620027000	Sistema de Indicadores Estadísticos del Sector Vivienda y Hábitat	Sistema			1	821.700			821.700
	629999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			1.300.000.000	1.300.000.000			1.300.000.000
TOTAL							**1.404.583.093**			**1.404.583.093**

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
620001000	Dirección y Coordinación de los Gastos de los Trabajadores	231.292.373			231.292.373
620002000	Gestión Administrativa	864.617.377			864.617.377
620003000	Previsión y Protección Social	134.782.544			134.782.544
620007000	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	13.678.646			13.678.646
	TOTAL	**1.244.370.940**			**1.244.370.940**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos F	N° de Cargos M	N° de Cargos V	N° de Cargos Total	Sueldos/Salarios	Compensaciones	Presupuesto 2012
Personal Fijo a Tiempo Completo	**654**	**630**	**12**	**1.296**	**29.969.588**	**11.184.000**	**41.153.588**
Altos Funcionarios y de Elección Popular		1		1	25.241		25.241
Alto Nivel y de Dirección	75	70		145	3.959.131		3.959.131
Profesional y Técnico	466	386		852	19.685.337	7.908.000	27.593.337
Personal Administrativo	36	30		66	1.395.137	492.000	1.887.137
Obrero	77	143	12	232	4.904.742	2.784.000	7.688.742
Personal Contratado	**120**	**230**	**50**	**400**	**23.285.208**		**23.285.208**
Profesional y Técnico	120	230	50	400	23.285.208		23.285.208
TOTAL	774	860	62	1.696	53.254.796	11.184.000	64.438.796

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**106**	**16**	**122**	**8.244.595**
Obreros	35	3	38	2.567.989
Empleados	71	13	84	5.676.606
Jubilados	**787**	**1.197**	**1.984**	**126.537.949**
Obreros	74	616	690	44.007.654
Empleados	713	581	1.294	82.530.295
TOTAL	893	1.213	2.106	134.782.544

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de Personal	276.986.670			276.986.670
4.02	Materiales, Suministros y Mercancías	45.669.036			45.669.036
4.03	Servicios no Personales	97.684.638			97.684.638
4.04	Activos Reales	56.405.801			56.405.801
4.07	Transferencias y Donaciones	2.170.207.888			2.170.207.888
4.11	Disminución de Pasivos	2.000.000			2.000.000
	TOTAL	**2.648.954.033**			**2.648.954.033**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y Donaciones	2.032.425.344			2.032.425.344
4.07.01.00.00	Transferencias y Donaciones Corrientes Internas	732.425.344			732.425.344
4.07.01.03.00	Transferencias Corrientes Internas al Sector Público	732.425.344			732.425.344
4.07.01.03.02	Transferencias Corrientes a Entes Descentralizados sin Fines Empresariales	726.900.344			726.900.344
	- A0444 Fundación Misión Hábitat	32.000.000			32.000.000
	- A0662 Instituto Nacional de la Vivienda (INAVI)	694.900.344			694.900.344
4.07.01.03.07	Transferencias Corrientes a Entes Descentralizados con Fines Empresariales no Petroleros	5.525.000			5.525.000
	- A0636 Centro Rafael Urdaneta, S.A.	750.000			750.000
	- A0675 Promotora del Desarrollo Urbano de la Región Zuliana, C.A. (PRODUZCA)	750.000			750.000
	- A1512 Empresa Mixta para la Producción de Insumos para la Construcción, S.A. (VEMPROINCO)	4.025.000			4.025.000
4.07.03.00.00	Transferencias y Donaciones de Capital Internas	1.300.000.000			1.300.000.000
4.07.03.03.00	Transferencias de Capital Internas al Sector Público	1.300.000.000			1.300.000.000
4.07.03.03.06	Transferencias de Capital a Entes Descentralizados Financieros Bancarios	1.300.000.000			1.300.000.000
	- A0711 Banco Nacional de Vivienda y Hábitat (BANAVIH)	1.300.000.000			1.300.000.000

PROYECTO: COD. N.E: 115787 COD. PPTO: 620020000 Creación de un Tabulador de Costos de la Construcción del Sistema Nacional de Vivienda y Hábitat a partir de la Ejecución del Plan de Emergencia para Caracas 2011-2012

UNIDAD DE MEDIDA: Documento

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 1.561.257

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Inversión eficiente de los recursos para la construcción

OBJETIVOS ESPECÍFICOS: Sincerar los precios unitarios de las partidas utilizadas en el Plan de Emergencia para Caracas 2011-2012

RESULTADO: Tabulador de Costos para la Construcción de Viviendas elaborado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	156.125					156.125
4.03	Servicios no Personales	1.249.007					1.249.007
4.04	Activos Reales	156.125					156.125
	TOTAL	**1.561.257**					**1.561.257**

PROYECTO: COD. N.E: 115187 COD. PPTO: 620021000 Diseño e Implementación de los Proyectos de los Nuevos Desarrollos Urbanos Habitacionales enfocados al Concepto Socialista y la Ciudad Compacta

UNIDAD DE MEDIDA: Manual

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 3.340.416

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Formular una metodología de Diseño Urbano para ejercer la rectoría del Sistema Nacional de Vivienda y Hábitat a través de la creación de políticas enfocadas en el modelo de una ciudad socialista y compacta

OBJETIVOS ESPECÍFICOS: Generar, diseñar y avanzar en la concepción de los nuevos desarrollos habitacionales enfocados hacia el modelo de la ciudad socialista y ciudad compacta, por medio de proyectos e implantaciones urbanas, que impulsen la transformación efectiva del entorno, empleando distintas líneas de acción

RESULTADO: Manual Elaborado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	300.638					300.638
4.03	Servicios no Personales	2.505.312					2.505.312
4.04	Activos Reales	534.466					534.466
	TOTAL	**3.340.416**					**3.340.416**

PROYECTO: COD. N.E: 115061 COD. PPTO: 620022000 Proyecto para el Diseño y la Implantación de un Laboratorio que Permita Realizar Estudios Sobre el Uso de Nuevo Materiales y Sistemas Constructivos Aplicables a la Vivienda en Venezuela

UNIDAD DE MEDIDA: Laboratorio Certificado

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 17.748.279

DIRECTRIZ ESTRATÉGICA: Establecimiento de un Modelo Productivo Socialista

OBJETIVO ESTRATÉGICO: Desarrollar y ejecutar obras de vivienda

OBJETIVOS ESPECÍFICOS: Diseñar e implantar un laboratorio para el estudio de materiales y sistemas constructivos propuestos ante el sistema nacional de vivienda y hábitat

RESULTADO: Laboratorio Instalado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	10.220					10.220
4.03	Servicios no Personales	2.222.533					2.222.533
4.04	Activos Reales	15.515.526					15.515.526
	TOTAL	17.748.279					17.748.279

PROYECTO: COD. N.E: 115785 COD. PPTO: 620023000 Planes de Desarrollo Urbano de las Ciudades Intermedias y Centros Poblados del Eje Norte-Llanero.

UNIDAD DE MEDIDA: Plan

CANTIDAD: Fem.(0) Mas.(0) Total(10)

ASIGNACIÓN PRESUPUESTARIA: 7.013.557

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Ejercer la rectoría del Sistema Nacional de Vivienda y Hábitat a través de la coordinación y promoción de su desarrollo, la formulación y evaluación de las políticas y planes nacionales de desarrollo de vivienda y hábitat.

OBJETIVOS ESPECÍFICOS: Establecer nuevas opciones de crecimiento y desarrollo urbano mediante la ubicación e implantación de zonas con vivienda, equipamiento, servicios y áreas productivas que sustenten dicho crecimiento y desarrollo en el Eje Norte-Llanero

RESULTADO: Planes Elaborados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	701.356					701.356
4.03	Servicios no Personales	5.472.060					5.472.060
4.04	Activos Reales	840.141					840.141
	TOTAL	**7.013.557**					**7.013.557**

PROYECTO: COD. N.E: 116428 COD. PPTO: 620024000 Plan de Seguridad Industrial, Higiene y Ergonomía, Segunda Etapa

UNIDAD DE MEDIDA: Trabajador(a)

CANTIDAD: Fem.(3.923) Mas.(5.147) Total(9.070)

ASIGNACIÓN PRESUPUESTARIA: 1.108.044

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Desarrollar como órgano rector, las políticas públicas en materia de vivienda y hábitat, con la finalidad de atender a las necesidades de la población en concordancia con los Planes Nacionales.

OBJETIVOS ESPECÍFICOS: Garantizar el cumplimiento de la norma vigente, minimizando el riesgo en el área laboral, proteger y promover el bienestar social de los trabajadores.

RESULTADO: Equipos reparados, conservados, ambulancia adquirida, central contra incendio adquirida, personal formado y capacitado. Productos de seguridad adquiridos.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.03	Servicios no Personales	1.108.044					1.108.044
	TOTAL	**1.108.044**					**1.108.044**

PROYECTO:	COD. N.E: 115792 COD. PPTO: 620026000 Creación del Instituto Nacional de Tierras Urbanas
UNIDAD DE MEDIDA:	Institución
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	72.989.840
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Crear el Instituto Nacional de Tierras Urbanas como un ente ejecutor de las políticas públicas, dirigidas a la satisfacción del derecho a la tierra en los asentamientos urbanos o periurbanos.
OBJETIVOS ESPECÍFICOS:	Garantizar el cumplimiento de la Ley Especial de Regularización de la Tenencia de los Asentamientos Urbanos o Periurbanos
RESULTADO:	Instituto creado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de Personal	50.947.102					50.947.102
4.02	Materiales, Suministros y Mercancías	5.201.027					5.201.027
4.03	Servicios no Personales	11.964.406					11.964.406
4.04	Activos Reales	4.877.305					4.877.305
	TOTAL	**72.989.840**					**72.989.840**

PROYECTO: COD. N.E: 115373 COD. PPTO: 620027000 Sistema de Indicadores Estadísticos del Sector Vivienda y Hábitat

UNIDAD DE MEDIDA: Sistema

CANTIDAD: Fem.(0) Mas.(0) Total(1)

ASIGNACIÓN PRESUPUESTARIA: 821.700

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Generar indicadores estadísticos en el área social para la producción de estadísticas de manera articulada con el Instituto Nacional de Estadísticas y el Ministerio del Poder Popular para la Planificación y Finanzas

OBJETIVOS ESPECÍFICOS: Diseñar e implementar un sistema de Indicadores Estadísticos del Sector Vivienda y Hábitat integrado.

RESULTADO: Sistema de Indicadores Estadísticos del Sector Vivienda y Hábitat Integral, georeferenciables elaborado

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancias	19.500					19.500
4.03	Servicios no Personales	642.725					642.725
4.04	Activos Reales	159.475					159.475
	TOTAL	**821.700**					**821.700**

PROYECTO: COD. PPTO: 629999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(1.300.000.000)

ASIGNACIÓN PRESUPUESTARIA: 1.300.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

OBJETIVOS ESPECÍFICOS: Apoyo a los Entes Descentralizados en la Ejecución de Proyectos

RESULTADO: 1.300.000.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y Donaciones	1.300.000.000					1.300.000.000
	TOTAL	**1.300.000.000**					**1.300.000.000**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y Donaciones	1.300.000.000					1.300.000.000
4.07.03.00.00	Transferencias y Donaciones de Capital Internas	1.300.000.000					1.300.000.000
4.07.03.03.00	Transferencias de Capital Internas al Sector Público	1.300.000.000					1.300.000.000
4.07.03.03.06	Transferencias de Capital a Entes Descentralizados Financieros Bancarios	1.300.000.000					1.300.000.000
	- A0711 Banco Nacional de Vivienda y Hábitat (BANAVIH)	1.300.000.000					1.300.000.000

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de Personal	226.039.568					226.039.568
4.03	Servicios no Personales	5.252.805					5.252.805
	TOTAL	231.292.373					231.292.373

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	35.395.513					35.395.513
4.03	Servicios no Personales	57.473.757					57.473.757
4.04	Activos Reales	34.322.763					34.322.763
4.07	Transferencias y Donaciones	735.425.344					735.425.344
4.11	Disminución de Pasivos	2.000.000					2.000.000
	TOTAL	864.617.377					864.617.377

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y Donaciones	732.425.344					732.425.344
4.07.01.00.00	Transferencias y Donaciones Corrientes Internas	732.425.344					732.425.344
4.07.01.03.00	Transferencias Corrientes Internas al Sector Público	732.425.344					732.425.344
4.07.01.03.02	Transferencias Corrientes a Entes Descentralizados sin Fines Empresariales	726.900.344					726.900.344
	- A0444 Fundación Misión Hábitat	32.000.000					32.000.000
	- A0662 Instituto Nacional de la Vivienda (INAVI)	694.900.344					694.900.344
4.07.01.03.07	Transferencias Corrientes a Entes Descentralizados con Fines Empresariales no Petroleros	5.525.000					5.525.000
	- A0636 Centro Rafael Urdaneta, S.A.	750.000					750.000
	-A0675 Promotora del Desarrollo Urbano de la Región Zuliana, C.A. (PRODUZCA)	750.000					750.000
	-A1512 Empresa Mixta para la Producción de Insumos para la Construcción, S.A. (VEMPROINCO)	4.025.000					4.025.000

ACCIÓN CENTRALIZADA: Previsión y Protección Social
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y Donaciones	134.782.544					134.782.544
	TOTAL	**134.782.544**					**134.782.544**

ACCIÓN CENTRALIZADA: Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS

(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, Suministros y Mercancías	3.884.657					3.884.657
4.03	Servicios no Personales	9.793.989					9.793.989
	TOTAL	**13.678.646**					**13.678.646**

63

Consejo Federal de Gobierno

CONSEJO FEDERAL DE GOBIERNO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Constitución de la República Bolivariana de Venezuela, aprobada en el año 1999, estableció la figura del Consejo Federal de Gobierno, en su título IV, Capítulo V, Artículo 185, como un órgano que tiene por finalidad la planificación y coordinación de las políticas y acciones para el desarrollo de los procesos de descentralización y la transferencia de competencias del Poder Nacional a los Estados y Municipios. Asimismo, el referido artículo crea al Fondo de Compensación Interterritorial, dependiendo del Consejo Federal de Gobierno y destinado al financiamiento de inversiones públicas para promover el desarrollo equilibrado, justo y equitativo de las regiones, la cooperación y complementación de las políticas e iniciativas de desarrollo de las distintas entidades públicas territoriales, y a apoyar especialmente la dotación de obras y servicios esenciales en las regiones y comunidades de menor desarrollo relativo.

En fecha 22 de febrero de 2010, mediante Gaceta Oficial de la República Bolivariana de Venezuela Nº 5.963 Extraordinario, fue promulgada la Ley Orgánica del Consejo Federal de Gobierno, que desarrolla los principios establecidos en la Constitución de la República Bolivariana de Venezuela y delimita el ámbito de competencias y funcionamiento del Consejo. Mediante Decreto Nº 7.306 de fecha 09 de marzo de 2010, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.416, de fecha 04 de mayo de 2010, fue dictado el Reglamento de la Ley Orgánica del Consejo Federal de Gobierno que complementa el desarrollo legislativo dado al Consejo, afinando los detalles relativos a la organización y funcionamiento de las instancias del Consejo Federal de Gobierno, como la Plenaria, la Secretaría, el Fondo de Compensación Interterritorial (FCI) y sus instancias. El Reglamento fue reformado en fecha 12 de Abril de 2011, mediante Decreto 8.146 publicado en Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.655 de fecha 13 de Abril de 2011, fortaleciendo lo relativo a los procedimientos referidos a la formulación, evaluación, financiamiento y control de los proyectos asociados a los planes de inversión.

El Consejo Federal de Gobierno (CFG) orienta su gestión hacia resultados sociales, en concordancia con los principios consagrados en la Constitución de la República Bolivariana de Venezuela y en el Proyecto Nacional Simón Bolívar, Primer Plan Socialista, Desarrollo Económico y Social de la Nación 2007-2013 y establece los lineamientos vinculantes a las entidades político territoriales, las organizaciones de base del Poder Popular, así como el estudio y la planificación de los Distritos Motores de Desarrollo, apoyando especialmente la dotación de obras y servicios esenciales en las regiones y comunidades de menor desarrollo relativo, mediante la transferencia de recursos financieros, a fin de obtener resultados en el sistema social y contribuir a la consolidación de un Estado Democrático, Social, de Derecho y de Justicia, cuya visión es transformarse en una organización eficiente y efectiva en el cumplimiento de sus obligaciones constitucionales y legales, soportadas por un recurso humano de excelencia en el uso intensivo de tecnologías de información y comunicación, con organicidad y con total orientación de servicio al Pueblo organizado.

En tal sentido, el Consejo Federal de Gobierno, ha elaborado el presupuesto para el ejercicio fiscal 2012, basado en la estimulación del desarrollo sustentable, brindando, a través de la transferencia de recursos el financiamiento de planes de inversión y sus proyectos asociados, los cuales contribuyen en la consolidación de la descentralización y desarrollo equitativo del territorio nacional, fundamentado en la Nueva Geopolítica de inversión socialmente productiva, a objeto de mejorar las capacidades políticas y técnicas en la formulación de proyectos, articulando planes comunales de las Organizaciones de Base del Poder Popular con los planes estadales, municipales, de los Distritos Motores, para así lograr transformar la sociedad venezolana y su modelo económico en una sociedad con conciencia del deber social, que profundice la democracia participativa y protagónica, basada en los principios de corresponsabilidad y cooperación entre las comunidades y los organismos públicos.

Esta orientación de gestión, requiere que los recursos presupuestarios, estén destinados a la consecución de los objetivos estratégicos ya mencionados. En virtud de esto el Consejo Federal de Gobierno debe invertir en: el recurso humano que lo conforma, formándolo integralmente para asumir el nuevo reto de fortalecer el Poder Popular. Igualmente fortalecer el acompañamiento institucional y la supervisión física de los planes de inversión. En cuanto a los activos reales, la inversión está dirigida a la adquisición de maquinarias y equipos nuevos, la adecuación de las oficinas y unidades de transporte. Por último, en lo referente a las transferencias, se garantizará las asignaciones de recursos para financiar: proyectos, programas y actividades destinadas a generar y apoyar capacidades productivas, para optimizar las condiciones materiales de la población, que construya el nuevo modelo de sociedad establecido en la Constitución de la República Bolivariana de Venezuela.

POLÍTICA DE FINANCIAMIENTO

El Consejo Federal de Gobierno orientará los recursos asignados al Fondo de Compensación Interterritorial (FCI), para el financiamiento de inversiones públicas que promuevan el desarrollo equilibrado de las regiones, la cooperación y complementación de las políticas e iniciativas de desarrollo de las distintas entidades públicas territoriales y la realización de obras y servicios esenciales en las regiones y comunidades de menor desarrollo relativo. Para el ejercicio fiscal 2012, se presenta el proyecto de presupuesto por la cantidad de: Quince Mil Novecientos Noventa y Seis Millones Ciento Dieciséis Mil Seiscientos Treinta y Ocho Bolívares (Bs.15.996.116.638), los cuales están conformados por las siguientes fuentes de financiamiento:

• Aporte del Ejecutivo Nacional	Bs. 95.537.985
• FCI – Asignaciones Económicas Especiales	Bs. 2.826.533.512
• FCI- Impuesta al Valor Agregado (IVA)	Bs. 13.074.045.141
Total	Bs. 15.996.116.638

POLÍTICA DE GASTOS

La distribución general de presupuesto de gastos corrientes y de capital totalizan la cantidad de Quince Mil Novecientos Noventa y Seis Millones Ciento Deiciséis Mil Seiscientos Treinta y Ocho Bolívares (Bs.15.996.116.638), distribuidos por partidas presupuestarias como se muestra a continuación:

4.01 GASTOS DE PERSONAL	Bs.	65.534.801
4.02 MATERIALES, SUMINISTROS Y MERCANCIAS	Bs.	8.051.334
4.03 SERVICIOS NO PERSONALES	Bs.	15.905.450
4.04 ACTIVOS REALES	Bs.	6.046.400
4.07 TRANSFERENCIAS Y DONACIONES	Bs.	15.900.578.653
TOTAL	Bs.	15.996.116.638

POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ÓRGANO

Los objetivos que persigue el Consejo Federal de Gobierno, durante este ejercicio presupuestario se plasman en la consecución de los siguientes proyectos:

- Implantación del Sistema de Planificación Participativa Territorial.
- Creación y fortalecimiento de la Red de Oficinas Técnicas Regionales (OTR) y Unidades Receptoras Estadales (URE) del Consejo Federal de Gobierno (CFG).

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
114.043	630020000	Implantación del Sistema de Planificación Participativa Territorial	Transferencia			4.548	15.923.549.795			15.923.549.795
114.120	630021000	Creación y fortalecimiento de la red de Oficinas Técnicas Regionales (OTR) y Unidades Receptoras Estadales (URE) del Consejo Federal de Gobierno (CFG)	Oficina			28	28.507.337			28.507.337
						TOTAL	15.952.057.132			15.952.057.132

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
630001000	Dirección y Coordinación de los Gastos de los Trabajadores	27.509.354			27.509.354
630002000	Gestión Administrativa	16.550.152			16.550.152
TOTAL		**44.059.506**			**44.059.506**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**102**	**117**	**117**	**336**	**18.340.978**		**18.340.978**
Alto Nivel y de Dirección	17	22	9	48	3.727.554		3.727.554
Profesional y Técnico	55	85	100	240	13.106.481		13.106.481
Personal Administrativo	16		2	18	755.263		755.263
Obrero	14	10	6	30	751.680		751.680
Personal Contratado			**30**	**30**	**2.880.000**		**2.880.000**
Profesional y Técnico			30	30	2.880.000		2.880.000
TOTAL	102	117	147	366	21.220.978		21.220.978

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	65.534.801			65.534.801
4.02	Materiales, suministros y mercancías	8.051.334			8.051.334
4.03	Servicios no personales	15.905.450			15.905.450
4.04	Activos reales	6.046.400			6.046.400
4.07	Transferencias y donaciones	15.900.578.653			15.900.578.653
	TOTAL	**15.996.116.638**			**15.996.116.638**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	10.476.702.800			10.476.702.800
4.07.11.00.00	Fondo de Compensación Interterritorial	10.476.702.800			10.476.702.800
4.07.11.01.00	Fondo de Compensación Interterritorial Estadal	5.996.172.059			5.996.172.059
	- E5000 Distrito Capital	207.141.381			207.141.381
	- E5100 Estado Amazonas	268.207.870			268.207.870
	- E5200 Estado Anzoátegui	358.588.359			358.588.359
	- E5300 Estado Apure	207.400.507			207.400.507
	- E5400 Estado Aragua	224.106.256			224.106.256
	- E5500 Estado Barinas	222.428.017			222.428.017
	- E5600 Estado Bolívar	318.877.922			318.877.922
	- E5700 Estado Carabobo	229.223.438			229.223.438
	- E5800 Estado Cojedes	205.984.019			205.984.019
	- E5900 Estado Delta Amacuro	237.076.876			237.076.876
	- E6000 Estado Falcón	255.701.405			255.701.405
	- E6100 Estado Guárico	235.853.759			235.853.759
	- E6200 Estado Lara	252.114.003			252.114.003
	- E6300 Estado Mérida	201.078.485			201.078.485
	- E6400 Estado Miranda	249.655.810			249.655.810
	- E6500 Estado Monagas	434.882.686			434.882.686
	- E6600 Estado Nueva Esparta	166.099.815			166.099.815
	- E6700 Estado Portuguesa	231.093.025			231.093.025
	- E6800 Estado Sucre	221.611.745			221.611.745
	- E6900 Estado Táchira	208.783.923			208.783.923
	- E7000 Estado Trujillo	219.811.904			219.811.904
	- E7100 Estado Yaracuy	213.708.207			213.708.207
	- E7200 Estado Zulia	419.619.740			419.619.740
	- E7300 Estado Vargas	207.122.907			207.122.907

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.11.02.00	Fondo de Compensación Interterritorial Municipal	4.480.530.741			4.480.530.741
	- E5001 Municipio Libertador	104.615.041			104.615.041
	- E5101 Municipio Atures	17.321.902			17.321.902
	- E5102 Municipio Alto Orinoco	22.339.178			22.339.178
	- E5103 Municipio Atabapo	17.347.886			17.347.886
	- E5104 Municipio Autana	11.930.088			11.930.088
	- E5105 Municipio Guainía	17.906.108			17.906.108
	- E5106 Municipio Manapiare	14.507.048			14.507.048
	- E5107 Municipio Río Negro	18.661.007			18.661.007
	- E5201 Municipio Anaco	18.194.000			18.194.000
	- E5202 Municipio Aragua	16.383.783			16.383.783
	- E5203 Municipio Simón Bolívar	36.020.122			36.020.122
	- E5204 Municipio Manuel Ezequiel Bruzual	15.075.414			15.075.414
	- E5205 Municipio Francisco del Carmen Carvajal	13.440.223			13.440.223
	- E5206 Municipio Juan Manuel Cajigal	14.109.533			14.109.533
	- E5207 Municipio Diego Bautista Urbaneja	5.711.555			5.711.555
	- E5208 Municipio Pedro Maria Freites	14.676.205			14.676.205
	- E5209 Municipio San José de Guanipa	13.815.663			13.815.663
	- E5210 Municipio Guanta	13.467.773			13.467.773
	- E5211 Municipio Independencia	17.436.637			17.436.637
	- E5212 Municipio Libertad	14.141.945			14.141.945
	- E5213 Municipio Francisco de Miranda	16.776.510			16.776.510
	- E5214 Municipio José Gregorio Monagas	19.018.888			19.018.888
	- E5215 Municipio Fernando de Peñalver	13.494.783			13.494.783
	- E5216 Municipio Píritu	14.923.077			14.923.077
	- E5217 Municipio Simón Rodríguez	18.103.246			18.103.246
	- E5218 Municipio Juán Antonio Sotillo	20.273.237			20.273.237

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2012
	- E5219 Municipio San Juan de Capistrano	11.802.331			11.802.331
	- E5220 Municipio Sir Mac Gregor	12.745.523			12.745.523
	- E5221 Municipio Santa Ana	12.392.772			12.392.772
	- E5301 Municipio Achaguas	15.995.893			15.995.893
	- E5302 Municipio Biruaca	12.307.827			12.307.827
	- E5303 Municipio Muñoz	13.053.140			13.053.140
	- E5304 Municipio Páez	20.301.386			20.301.386
	- E5305 Municipio Pedro Camejo	16.062.941			16.062.941
	- E5306 Municipio Rómulo Gallegos	13.783.782			13.783.782
	- E5307 Municipio San Fernando	21.960.559			21.960.559
	- E5401 Municipio Sucre	10.526.212			10.526.212
	- E5402 Municipio Bolívar	9.950.718			9.950.718
	- E5403 Municipio Camatagua	8.462.273			8.462.273
	- E5404 Municipio Girardot	26.270.267			26.270.267
	- E5405 Municipio José Angel Lamas	8.351.539			8.351.539
	- E5406 Municipio José Felix Ribas	12.130.645			12.130.645
	- E5407 Municipio Libertador	10.267.563			10.267.563
	- E5408 Municipio Santiago Mariño	14.205.901			14.205.901
	- E5409 Municipio Mario Briceño Iragorry	8.952.494			8.952.494
	- E5410 Municipio San Casimiro	8.393.165			8.393.165
	- E5411 Municipio San Sebastián	9.755.923			9.755.923
	- E5412 Municipio Santos Michelena	9.152.139			9.152.139
	- E5413 Municipio Tovar	7.958.311			7.958.311
	- E5414 Municipio Urdaneta	9.047.467			9.047.467
	- E5415 Municipio Zamora	11.492.105			11.492.105
	- E5416 Municipio José Rafael Revenga	9.763.197			9.763.197
	- E5417 Municipio Francisco Linares Alcántara	12.301.192			12.301.192

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E5418 Municipio Ocumare de la Costa de Oro	8.605.742			8.605.742
	- E5501 Municipio Alberto Arvelo Torrealba	8.190.535			8.190.535
	- E5502 Municipio Antonio José de Sucre	11.526.522			11.526.522
	- E5503 Municipio Arismendi	10.665.811			10.665.811
	- E5504 Municipio Barinas	24.428.013			24.428.013
	- E5505 Municipio Bolívar	8.854.643			8.854.643
	- E5506 Municipio Cruz Paredes	8.657.623			8.657.623
	- E5507 Municipio Ezequiel Zamora	10.301.407			10.301.407
	- E5508 Municipio Obispos	9.282.495			9.282.495
	- E5509 Municipio Pedraza	11.614.597			11.614.597
	- E5510 Municipio Rojas	9.290.843			9.290.843
	- E5511 Municipio Sosa	9.240.336			9.240.336
	- E5512 Municipio Andrés Eloy Blanco	8.510.693			8.510.693
	- E5601 Municipio Caroní	43.144.806			43.144.806
	- E5602 Municipio Cedeño	26.209.910			26.209.910
	- E5603 Municipio El Callao	9.513.019			9.513.019
	- E5604 Municipio Gran Sabana	18.104.986			18.104.986
	- E5605 Municipio Heres	22.766.675			22.766.675
	- E5606 Municipio Piar	15.080.064			15.080.064
	- E5607 Municipio Raúl Leoni	22.941.467			22.941.467
	- E5608 Municipio Roscio	9.149.010			9.149.010
	- E5609 Municipio Sifontes	14.607.446			14.607.446
	- E5610 Municipio Sucre	19.409.563			19.409.563
	- E5611 Municipio Padre Pedro Chien	8.925.429			8.925.429
	- E5701 Municipio Bejuma	9.701.018			9.701.018
	- E5702 Municipio Carlos Arvelo	13.941.458			13.941.458
	- E5703 Municipio Diego Ibarra	11.801.558			11.801.558

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E5704 Municipio Guacara	13.272.351			13.272.351
	- E5705 Municipio Juan José Mora	14.001.947			14.001.947
	- E5706 Municipio Miranda	8.478.395			8.478.395
	- E5707 Municipio Montalbán	8.347.474			8.347.474
	- E5708 Municipio Puerto Cabello	14.455.200			14.455.200
	- E5709 Municipio San Joaquín	9.533.637			9.533.637
	- E5710 Municipio Valencia	47.925.886			47.925.886
	- E5711 Municipio Libertador	13.966.731			13.966.731
	- E5712 Municipio Los Guayos	13.155.102			13.155.102
	- E5713 Municipio Naguanagua	11.718.282			11.718.282
	- E5714 Municipio San Diego	8.864.116			8.864.116
	- E5801 Municipio Anzoátegui	9.345.706			9.345.706
	- E5802 Municipio Falcón	12.238.786			12.238.786
	- E5803 Municipio Girardot	11.310.657			11.310.657
	- E5804 Municipio Pao de San Juan Bautista	10.816.847			10.816.847
	- E5805 Municipio Ricaurte	9.145.319			9.145.319
	- E5806 Municipio San Carlos	12.214.185			12.214.185
	- E5807 Municipio Tinaco	9.833.701			9.833.701
	- E5808 Municipio Lima Blanco	8.903.335			8.903.335
	- E5809 Municipio Rómulo Gallegos	9.041.995			9.041.995
	- E5901 Municipio Tucupita	18.682.595			18.682.595
	- E5902 Municipio Antonio Díaz	18.395.370			18.395.370
	- E5903 Municipio Casacoima	12.873.834			12.873.834
	- E5904 Municipio Pedernales	12.132.994			12.132.994
	- E6001 Municipio Acosta	9.481.456			9.481.456
	- E6002 Municipio Bolívar	8.717.712			8.717.712
	- E6003 Municipio Buchivacoa	10.015.821			10.015.821

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6004 Municipio Cacique Manaure	10.331.913			10.331.913
	- E6005 Municipio Carirubana	25.462.005			25.462.005
	- E6006 Municipio Colina	10.281.936			10.281.936
	- E6007 Municipio Dabajuro	10.020.947			10.020.947
	- E6008 Municipio Democracia	12.922.152			12.922.152
	- E6009 Municipio Falcón	10.888.917			10.888.917
	- E6010 Municipio Federación	9.711.690			9.711.690
	- E6011 Municipio Jacura	11.184.932			11.184.932
	- E6012 Municipio Unión	10.308.419			10.308.419
	- E6013 Municipio Los Taques	9.672.820			9.672.820
	- E6014 Municipio Mauroa	10.972.638			10.972.638
	- E6015 Municipio Miranda	22.389.940			22.389.940
	- E6016 Municipio Monseñor Iturriza	9.672.820			9.672.820
	- E6017 Municipio Palmasola	9.364.844			9.364.844
	- E6018 Municipio Petit	9.172.199			9.172.199
	- E6019 Municipio Píritu	10.791.099			10.791.099
	- E6020 Municipio San Francisco	9.825.312			9.825.312
	- E6021 Municipio Silva	9.557.916			9.557.916
	- E6022 Municipio Zamora	9.889.385			9.889.385
	- E6023 Municipio Sucre	10.412.644			10.412.644
	- E6024 Municipio Tocópero	10.209.748			10.209.748
	- E6025 Municipio Urumaco	9.741.591			9.741.591
	- E6101 Municipio Camaguán	10.593.434			10.593.434
	- E6102 Municipio Chaguaramas	9.665.067			9.665.067
	- E6103 Municipio El Socorro	10.520.425			10.520.425
	- E6104 Municipio Leonardo Infante	14.738.569			14.738.569
	- E6105 Municipio Las Mercedes	10.503.270			10.503.270

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2012
	- E6106 Municipio Julián Mellado	10.315.363			10.315.363
	- E6107 Municipio Francisco de Miranda	16.483.596			16.483.596
	- E6108 Municipio José Tadeo Monagas	11.661.834			11.661.834
	- E6109 Municipio Ortiz	10.741.047			10.741.047
	- E6110 Municipio José Felix Ribas	10.557.927			10.557.927
	- E6111 Municipio Juan Germán Roscio	12.053.607			12.053.607
	- E6112 Municipio Santa María de Ipire	10.831.211			10.831.211
	- E6113 Municipio San José de Guaribe	9.808.691			9.808.691
	- E6114 Municipio Pedro Zaraza	12.531.953			12.531.953
	- E6115 Municipio San Gerónimo de Guayabal	10.470.955			10.470.955
	- E6201 Municipio Andrés Eloy Blanco	11.227.336			11.227.336
	- E6202 Municipio Crespo	10.943.698			10.943.698
	- E6203 Municipio Iribarren	59.872.026			59.872.026
	- E6204 Municipio Jiménez	12.607.517			12.607.517
	- E6205 Municipio Morán	14.250.033			14.250.033
	- E6206 Municipio Palavecino	15.235.458			15.235.458
	- E6207 Municipio Simón Planas	9.474.540			9.474.540
	- E6208 Municipio Torres	19.629.563			19.629.563
	- E6209 Municipio Urdaneta	13.606.310			13.606.310
	- E6301 Municipio Alberto Adriani	11.523.873			11.523.873
	- E6302 Municipio Andrés Bello	9.252.317			9.252.317
	- E6303 Municipio Antonio Pinto Salinas	10.373.611			10.373.611
	- E6304 Municipio Aricagua	10.335.371			10.335.371
	- E6305 Municipio Arzobispo Chacón	9.298.667			9.298.667
	- E6306 Municipio Campo Elías	11.447.009			11.447.009
	- E6307 Municipio Caracciolo Parra Olmedo	8.895.805			8.895.805
	- E6308 Municipio Cardenal Quintero	8.726.239			8.726.239

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6309 Municipio Guaraque	8.779.929			8.779.929
	- E6310 Municipio Julio César Salas	9.289.011			9.289.011
	- E6311 Municipio Justo Briceño	9.921.694			9.921.694
	- E6312 Municipio Libertador	14.829.045			14.829.045
	- E6313 Municipio Miranda	8.044.888			8.044.888
	- E6314 Municipio Obispo Ramos de Lora	8.638.174			8.638.174
	- E6315 Municipio Padre Noguera	9.820.882			9.820.882
	- E6316 Municipio Pueblo Llano	9.019.406			9.019.406
	- E6317 Municipio Rangel	9.109.403			9.109.403
	- E6318 Municipio Rivas Dávila	9.250.385			9.250.385
	- E6319 Municipio Santos Marquina	8.990.437			8.990.437
	- E6320 Municipio Sucre	11.763.737			11.763.737
	- E6321 Municipio Tovar	9.697.667			9.697.667
	- E6322 Municipio Tulio Febres Cordero	9.978.473			9.978.473
	- E6323 Municipio Zea	9.691.101			9.691.101
	- E6401 Municipio Acevedo	12.209.145			12.209.145
	- E6402 Municipio Andrés Bello	8.614.664			8.614.664
	- E6403 Municipio Baruta	11.085.524			11.085.524
	- E6404 Municipio Brión	8.840.870			8.840.870
	- E6405 Municipio Carrizal	6.996.787			6.996.787
	- E6406 Municipio Cristóbal Rojas	11.012.853			11.012.853
	- E6407 Municipio Buroz	8.255.536			8.255.536
	- E6408 Municipio Chacao	4.886.571			4.886.571
	- E6409 Municipio Guaicaipuro	19.552.649			19.552.649
	- E6410 Municipio El Hatillo	7.367.298			7.367.298
	- E6411 Municipio Independencia	12.587.491			12.587.491
	- E6412 Municipio Lander	12.427.344			12.427.344

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6413 Municipio Los Salias	8.022.523			8.022.523
	- E6414 Municipio Páez	8.820.852			8.820.852
	- E6415 Municipio Paz Castillo	11.958.917			11.958.917
	- E6416 Municipio Pedro Gual	7.777.500			7.777.500
	- E6417 Municipio Plaza	15.647.084			15.647.084
	- E6418 Municipio Simón Bolívar	8.899.724			8.899.724
	- E6419 Municipio Sucre	28.847.577			28.847.577
	- E6420 Municipio Urdaneta	11.949.708			11.949.708
	- E6421 Municipio Zamora	13.590.807			13.590.807
	- E6501 Municipio Acosta	20.980.748			20.980.748
	- E6502 Municipio Bolívar	22.948.578			22.948.578
	- E6503 Municipio Caripe	19.266.282			19.266.282
	- E6504 Municipio Cedeño	21.110.263			21.110.263
	- E6505 Municipio Ezequiel Zamora	22.079.203			22.079.203
	- E6506 Municipio Libertador	20.824.519			20.824.519
	- E6507 Municipio Maturín	72.502.127			72.502.127
	- E6508 Municipio Piar	21.054.410			21.054.410
	- E6509 Municipio Punceres	19.144.052			19.144.052
	- E6510 Municipio Sotillo	21.485.050			21.485.050
	- E6511 Municipio Aguasay	19.802.964			19.802.964
	- E6512 Municipio Santa Barbara	16.769.866			16.769.866
	- E6513 Municipio Uracoa	19.238.760			19.238.760
	- E6601 Municipio Antolín del Campo	8.005.900			8.005.900
	- E6602 Municipio Arismendi	7.345.769			7.345.769
	- E6603 Municipio Díaz	10.511.418			10.511.418
	- E6604 Municipio García	9.879.821			9.879.821
	- E6605 Municipio Gómez	9.361.938			9.361.938

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2012
	- E6606 Municipio Maneiro	8.705.214			8.705.214
	- E6607 Municipio Marcano	8.438.606			8.438.606
	- E6608 Municipio Mariño	10.944.123			10.944.123
	- E6609 Municipio Peninsula de Macanao	7.938.610			7.938.610
	- E6610 Municipio Tubores	8.577.872			8.577.872
	- E6611 Municipio Villalba	7.291.681			7.291.681
	- E6701 Municipio Agua Blanca	8.533.906			8.533.906
	- E6702 Municipio Araure	13.497.513			13.497.513
	- E6703 Municipio Esteller	8.983.165			8.983.165
	- E6704 Municipio Guanare	16.066.549			16.066.549
	- E6705 Municipio Guanarito	8.971.077			8.971.077
	- E6706 Municipio Monseñor José Vicente de Unda	11.196.420			11.196.420
	- E6707 Municipio Ospino	11.432.533			11.432.533
	- E6708 Municipio Páez	15.092.281			15.092.281
	- E6709 Municipio Papelón	9.073.823			9.073.823
	- E6710 Municipio San Genaro de Boconoíto	8.709.178			8.709.178
	- E6711 Municipio San Rafael de Onoto	8.819.981			8.819.981
	- E6712 Municipio Santa Rosalía	8.757.125			8.757.125
	- E6713 Municipio Sucre	9.100.819			9.100.819
	- E6714 Municipio Turén	10.172.996			10.172.996
	- E6801 Municipio Andrés Eloy Blanco	9.446.744			9.446.744
	- E6802 Municipio Andrés Mata	9.127.401			9.127.401
	- E6803 Municipio Arismendi	10.886.875			10.886.875
	- E6804 Municipio Benitez	9.525.245			9.525.245
	- E6805 Municipio Bermúdez	13.938.520			13.938.520
	- E6806 Municipio Bolívar	8.447.202			8.447.202
	- E6807 Municipio Cajigal	8.620.642			8.620.642

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6808 Municipio Cruz Salmerón Acosta	9.493.598			9.493.598
	- E6809 Municipio Libertador	7.878.794			7.878.794
	- E6810 Municipio Mariño	9.382.629			9.382.629
	- E6811 Municipio Mejía	8.692.567			8.692.567
	- E6812 Municipio Montes	11.477.887			11.477.887
	- E6813 Municipio Ribero	11.015.105			11.015.105
	- E6814 Municipio Sucre	23.450.202			23.450.202
	- E6815 Municipio Valdez	9.640.324			9.640.324
	- E6901 Municipio Andrés Bello	6.910.597			6.910.597
	- E6902 Municipio Ayacucho	9.403.187			9.403.187
	- E6903 Municipio Bolívar	9.677.801			9.677.801
	- E6904 Municipio Cárdenas	10.804.342			10.804.342
	- E6905 Municipio Córdoba	8.772.043			8.772.043
	- E6906 Municipio Fernández Feo	9.731.241			9.731.241
	- E6907 Municipio García de Hevia	9.852.165			9.852.165
	- E6908 Municipio Guásimos	9.208.539			9.208.539
	- E6909 Municipio Independencia	8.641.757			8.641.757
	- E6910 Municipio Jáuregui	9.000.628			9.000.628
	- E6911 Municipio Junín	10.517.246			10.517.246
	- E6912 Municipio Libertad	9.291.625			9.291.625
	- E6913 Municipio Libertador	8.882.434			8.882.434
	- E6914 Municipio Lobatera	8.307.462			8.307.462
	- E6915 Municipio Michelena	8.052.351			8.052.351
	- E6916 Municipio Panamericano	10.198.943			10.198.943
	- E6917 Municipio Pedro María Ureña	10.069.828			10.069.828
	- E6918 Municipio Samuel Dario Maldonado	9.749.575			9.749.575
	- E6919 Municipio San Cristóbal	16.506.482			16.506.482

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6920 Municipio Seboruco	9.969.578			9.969.578
	- E6921 Municipio Sucre	10.756.363			10.756.363
	- E6922 Municipio Uribante	9.309.958			9.309.958
	- E6923 Municipio José Maria Vargas	8.041.819			8.041.819
	- E6924 Municipio Antonio Rómulo Costa	9.331.413			9.331.413
	- E6925 Municipio Francisco de Miranda	8.693.637			8.693.637
	- E6926 Municipio Rafael Urdaneta	9.173.432			9.173.432
	- E6927 Municipio Simón Rodríguez	9.945.783			9.945.783
	- E6928 Municipio Torbes	9.074.352			9.074.352
	- E6929 Municipio San Judas Tadeo	10.177.489			10.177.489
	- E7001 Municipio Boconó	12.674.700			12.674.700
	- E7002 Municipio Candelaria	12.092.444			12.092.444
	- E7003 Municipio Carache	12.092.849			12.092.849
	- E7004 Municipio Escuque	9.687.245			9.687.245
	- E7005 Municipio Miranda	10.015.448			10.015.448
	- E7006 Municipio Monte Carmelo	10.683.198			10.683.198
	- E7007 Municipio Motatán	10.923.880			10.923.880
	- E7008 Municipio Pampan	11.815.295			11.815.295
	- E7009 Municipio Rafael Rangel	8.646.316			8.646.316
	- E7010 Municipio San Rafael de Carvajal	10.391.058			10.391.058
	- E7011 Municipio Sucre	9.223.304			9.223.304
	- E7012 Municipio Trujillo	9.932.789			9.932.789
	- E7013 Municipio Urdaneta	10.287.329			10.287.329
	- E7014 Municipio Valera	15.220.499			15.220.499
	- E7015 Municipio Andrés Bello	10.493.975			10.493.975
	- E7016 Municipio Bolívar	10.677.931			10.677.931
	- E7017 Municipio Juan Vicente Campo Elías	10.718.450			10.718.450

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E7018 Municipio José Felipe Márquez Cañizalez	9.196.967			9.196.967
	- E7019 Municipio La Ceiba	10.780.444			10.780.444
	- E7020 Municipio Pampanito	10.213.585			10.213.585
	- E7101 Municipio Bolívar	11.652.780			11.652.780
	- E7102 Municipio Bruzual	12.247.394			12.247.394
	- E7103 Municipio José Antonio Páez	9.338.998			9.338.998
	- E7104 Municipio Nirgua	10.938.407			10.938.407
	- E7105 Municipio Peña	10.956.350			10.956.350
	- E7106 Municipio San Felipe	12.624.192			12.624.192
	- E7107 Municipio Sucre	9.326.480			9.326.480
	- E7108 Municipio Urachiche	9.707.033			9.707.033
	- E7109 Municipio Aristide Bastidas	9.255.126			9.255.126
	- E7110 Municipio Cocorote	9.723.307			9.723.307
	- E7111 Municipio Independencia	8.968.042			8.968.042
	- E7112 Municipio La Trinidad	9.183.355			9.183.355
	- E7113 Municipio Manuel Monge	9.608.974			9.608.974
	- E7114 Municipio Veroes	9.005.179			9.005.179
	- E7201 Municipio Almirante Padilla	13.130.032			13.130.032
	- E7202 Municipio Baralt	13.446.492			13.446.492
	- E7203 Municipio Cabimas	21.243.875			21.243.875
	- E7204 Municipio Catatumbo	15.224.549			15.224.549
	- E7205 Municipio Colón	14.115.419			14.115.419
	- E7206 Municipio Jesús Enrique Lossada	16.237.321			16.237.321
	- E7207 Municipio La Cañada de Urdaneta	13.102.139			13.102.139
	- E7208 Municipio Lagunillas	17.774.483			17.774.483
	- E7209 Municipio Mara	19.624.555			19.624.555
	- E7210 Municipio Maracaibo	80.552.164			80.552.164

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E7211 Municipio Miranda	13.722.887			13.722.887
	- E7212 Municipio Indígena Bolivariano Guajira	15.368.071			15.368.071
	- E7213 Municipio Machiques de Perijá	15.468.994			15.468.994
	- E7214 Municipio Rosario de Perijá	13.901.910			13.901.910
	- E7215 Municipio Santa Rita	17.365.723			17.365.723
	- E7216 Municipio Sucre	15.357.928			15.357.928
	- E7217 Municipio Valmore Rodríguez	13.027.589			13.027.589
	- E7218 Municipio Francisco Javier Pulgar	15.552.673			15.552.673
	- E7219 Municipio Jesús Maria Semprún	16.690.710			16.690.710
	- E7220 Municipio San Francisco	27.081.642			27.081.642
	- E7221 Municipio Simón Bolívar	12.449.948			12.449.948
	- E7301 Municipio Vargas	39.144.018			39.144.018
	- E7500 Distrito del Alto Apure	28.368.719			28.368.719
	- E7600 Área Metropolitana de Caracas	7.033.567			7.033.567

PROYECTO: COD. N.E: 114043 COD. PPTO: 630020000 Implantación del Sistema de Planificación Participativa Territorial

UNIDAD DE MEDIDA: Transferencia

CANTIDAD: Fem.(0) Mas.(0) Total(4.548)

ASIGNACIÓN PRESUPUESTARIA: 15.923.549.795

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Implantar el Sistema de Planificación Participativa Territorial para transformar la sociedad venezolana y su modelo rentista hacia una sociedad basada en la conciencia del deber social y de un modelo de desarrollo sustentable, endógeno y socialista que profundice la democracia protagónica revolucionaria, la visión geopolítica y geográfica radical, generando un desarrollo territorial desconcentrado definido por ejes integradores, mediante una justa distribución de los recursos nacionales

OBJETIVOS ESPECÍFICOS: Articular con las diferentes instancias de planificación mediante la implementación de un Sistema de Planificación Participativa Territorial, con el propósito de avanzar hacia la consolidación del Poder Popular en el marco de un modelo socialista

RESULTADO: Promoción y Evaluación los Planes de desarrollo y recursos transferidos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	18.894.928					18.894.928
4.02	Materiales, suministros y mercancías	433.019					433.019
4.03	Servicios no personales	2.938.045					2.938.045
4.04	Activos reales	705.150					705.150
4.07	Transferencias y donaciones	15.900.578.653					15.900.578.653
	TOTAL	**15.923.549.795**					**15.923.549.795**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	10.476.702.800			10.476.702.800
4.07.11.00.00	Fondo de Compensación Interterritorial	10.476.702.800			10.476.702.800
4.07.11.01.00	Fondo de Compensación Interterritorial Estadal	5.996.172.059			5.996.172.059
	- E5000 Distrito Capital	207.141.381			207.141.381
	- E5100 Estado Amazonas	268.207.870			268.207.870
	- E5200 Estado Anzoátegui	358.588.359			358.588.359
	- E5300 Estado Apure	207.400.507			207.400.507
	- E5400 Estado Aragua	224.106.256			224.106.256
	- E5500 Estado Barinas	222.428.017			222.428.017
	- E5600 Estado Bolívar	318.877.922			318.877.922
	- E5700 Estado Carabobo	229.223.438			229.223.438
	- E5800 Estado Cojedes	205.984.019			205.984.019
	- E5900 Estado Delta Amacuro	237.076.876			237.076.876
	- E6000 Estado Falcón	255.701.405			255.701.405
	- E6100 Estado Guárico	235.853.759			235.853.759
	- E6200 Estado Lara	252.114.003			252.114.003
	- E6300 Estado Mérida	201.078.485			201.078.485
	- E6400 Estado Miranda	249.655.810			249.655.810
	- E6500 Estado Monagas	434.882.686			434.882.686
	- E6600 Estado Nueva Esparta	166.099.815			166.099.815
	- E6700 Estado Portuguesa	231.093.025			231.093.025
	- E6800 Estado Sucre	221.611.745			221.611.745
	- E6900 Estado Táchira	208.783.923			208.783.923
	- E7000 Estado Trujillo	219.811.904			219.811.904
	- E7100 Estado Yaracuy	213.708.207			213.708.207
	- E7200 Estado Zulia	419.619.740			419.619.740
	- E7300 Estado Vargas	207.122.907			207.122.907

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.11.02.00	Fondo de Compensación Interterritorial Municipal	4.480.530.741			4.480.530.741
	- E5001 Municipio Libertador	104.615.041			104.615.041
	- E5101 Municipio Atures	17.321.902			17.321.902
	- E5102 Municipio Alto Orinoco	22.339.178			22.339.178
	- E5103 Municipio Atabapo	17.347.886			17.347.886
	- E5104 Municipio Autana	11.930.088			11.930.088
	- E5105 Municipio Guainía	17.906.108			17.906.108
	- E5106 Municipio Manapiare	14.507.048			14.507.048
	- E5107 Municipio Río Negro	18.661.007			18.661.007
	- E5201 Municipio Anaco	18.194.000			18.194.000
	- E5202 Municipio Aragua	16.383.783			16.383.783
	- E5203 Municipio Simón Bolívar	36.020.122			36.020.122
	- E5204 Municipio Manuel Ezequiel Bruzual	15.075.414			15.075.414
	- E5205 Municipio Francisco del Carmen Carvajal	13.440.223			13.440.223
	- E5206 Municipio Juan Manuel Cajigal	14.109.533			14.109.533
	- E5207 Municipio Diego Bautista Urbaneja	5.711.555			5.711.555
	- E5208 Municipio Pedro Maria Freites	14.676.205			14.676.205
	- E5209 Municipio San José de Guanipa	13.815.663			13.815.663
	- E5210 Municipio Guanta	13.467.773			13.467.773
	- E5211 Municipio Independencia	17.436.637			17.436.637
	- E5212 Municipio Libertad	14.141.945			14.141.945
	- E5213 Municipio Francisco de Miranda	16.776.510			16.776.510
	- E5214 Municipio José Gregorio Monagas	19.018.888			19.018.888
	- E5215 Municipio Fernando de Peñalver	13.494.783			13.494.783
	- E5216 Municipio Píritu	14.923.077			14.923.077
	- E5217 Municipio Simón Rodríguez	18.103.246			18.103.246
	- E5218 Municipio Juán Antonio Sotillo	20.273.237			20.273.237

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E5219 Municipio San Juan de Capistrano	11.802.331			11.802.331
	- E5220 Municipio Sir Mac Gregor	12.745.523			12.745.523
	- E5221 Municipio Santa Ana	12.392.772			12.392.772
	- E5301 Municipio Achaguas	15.995.893			15.995.893
	- E5302 Municipio Biruaca	12.307.827			12.307.827
	- E5303 Municipio Muñoz	13.053.140			13.053.140
	- E5304 Municipio Páez	20.301.386			20.301.386
	- E5305 Municipio Pedro Camejo	16.062.941			16.062.941
	- E5306 Municipio Rómulo Gallegos	13.783.782			13.783.782
	- E5307 Municipio San Fernando	21.960.559			21.960.559
	- E5401 Municipio Sucre	10.526.212			10.526.212
	- E5402 Municipio Bolívar	9.950.718			9.950.718
	- E5403 Municipio Camatagua	8.462.273			8.462.273
	- E5404 Municipio Girardot	26.270.267			26.270.267
	- E5405 Municipio José Angel Lamas	8.351.539			8.351.539
	- E5406 Municipio José Felix Ribas	12.130.645			12.130.645
	- E5407 Municipio Libertador	10.267.563			10.267.563
	- E5408 Municipio Santiago Mariño	14.205.901			14.205.901
	- E5409 Municipio Mario Briceño Iragorry	8.952.494			8.952.494
	- E5410 Municipio San Casimiro	8.393.165			8.393.165
	- E5411 Municipio San Sebastián	9.755.923			9.755.923
	- E5412 Municipio Santos Michelena	9.152.139			9.152.139
	- E5413 Municipio Tovar	7.958.311			7.958.311
	- E5414 Municipio Urdaneta	9.047.467			9.047.467
	- E5415 Municipio Zamora	11.492.105			11.492.105
	- E5416 Municipio José Rafael Revenga	9.763.197			9.763.197
	- E5417 Municipio Francisco Linares Alcántara	12.301.192			12.301.192

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E5418 Municipio Ocumare de la Costa de Oro	8.605.742			8.605.742
	- E5501 Municipio Alberto Arvelo Torrealba	8.190.535			8.190.535
	- E5502 Municipio Antonio José de Sucre	11.526.522			11.526.522
	- E5503 Municipio Arismendi	10.665.811			10.665.811
	- E5504 Municipio Barinas	24.428.013			24.428.013
	- E5505 Municipio Bolívar	8.854.643			8.854.643
	- E5506 Municipio Cruz Paredes	8.657.623			8.657.623
	- E5507 Municipio Ezequiel Zamora	10.301.407			10.301.407
	- E5508 Municipio Obispos	9.282.495			9.282.495
	- E5509 Municipio Pedraza	11.614.597			11.614.597
	- E5510 Municipio Rojas	9.290.843			9.290.843
	- E5511 Municipio Sosa	9.240.336			9.240.336
	- E5512 Municipio Andrés Eloy Blanco	8.510.693			8.510.693
	- E5601 Municipio Caroní	43.144.806			43.144.806
	- E5602 Municipio Cedeño	26.209.910			26.209.910
	- E5603 Municipio El Callao	9.513.019			9.513.019
	- E5604 Municipio Gran Sabana	18.104.986			18.104.986
	- E5605 Municipio Heres	22.766.675			22.766.675
	- E5606 Municipio Piar	15.080.064			15.080.064
	- E5607 Municipio Raúl Leoni	22.941.467			22.941.467
	- E5608 Municipio Roscio	9.149.010			9.149.010
	- E5609 Municipio Sifontes	14.607.446			14.607.446
	- E5610 Municipio Sucre	19.409.563			19.409.563
	- E5611 Municipio Padre Pedro Chien	8.925.429			8.925.429
	- E5701 Municipio Bejuma	9.701.018			9.701.018
	- E5702 Municipio Carlos Arvelo	13.941.458			13.941.458
	- E5703 Municipio Diego Ibarra	11.801.558			11.801.558

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E5704 Municipio Guacara	13.272.351			13.272.351
	- E5705 Municipio Juan José Mora	14.001.947			14.001.947
	- E5706 Municipio Miranda	8.478.395			8.478.395
	- E5707 Municipio Montalbán	8.347.474			8.347.474
	- E5708 Municipio Puerto Cabello	14.455.200			14.455.200
	- E5709 Municipio San Joaquín	9.533.637			9.533.637
	- E5710 Municipio Valencia	47.925.886			47.925.886
	- E5711 Municipio Libertador	13.966.731			13.966.731
	- E5712 Municipio Los Guayos	13.155.102			13.155.102
	- E5713 Municipio Naguanagua	11.718.282			11.718.282
	- E5714 Municipio San Diego	8.864.116			8.864.116
	- E5801 Municipio Anzoátegui	9.345.706			9.345.706
	- E5802 Municipio Falcón	12.238.786			12.238.786
	- E5803 Municipio Girardot	11.310.657			11.310.657
	- E5804 Municipio Pao de San Juan Bautista	10.816.847			10.816.847
	- E5805 Municipio Ricaurte	9.145.319			9.145.319
	- E5806 Municipio San Carlos	12.214.185			12.214.185
	- E5807 Municipio Tinaco	9.833.701			9.833.701
	- E5808 Municipio Lima Blanco	8.903.335			8.903.335
	- E5809 Municipio Rómulo Gallegos	9.041.995			9.041.995
	- E5901 Municipio Tucupita	18.682.595			18.682.595
	- E5902 Municipio Antonio Díaz	18.395.370			18.395.370
	- E5903 Municipio Casacoima	12.873.834			12.873.834
	- E5904 Municipio Pedernales	12.132.994			12.132.994
	- E6001 Municipio Acosta	9.481.456			9.481.456
	- E6002 Municipio Bolívar	8.717.712			8.717.712
	- E6003 Municipio Buchivacoa	10.015.821			10.015.821

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6004 Municipio Cacique Manaure	10.331.913			10.331.913
	- E6005 Municipio Carirubana	25.462.005			25.462.005
	- E6006 Municipio Colina	10.281.936			10.281.936
	- E6007 Municipio Dabajuro	10.020.947			10.020.947
	- E6008 Municipio Democracia	12.922.152			12.922.152
	- E6009 Municipio Falcón	10.888.917			10.888.917
	- E6010 Municipio Federación	9.711.690			9.711.690
	- E6011 Municipio Jacura	11.184.932			11.184.932
	- E6012 Municipio Unión	10.308.419			10.308.419
	- E6013 Municipio Los Taques	9.672.820			9.672.820
	- E6014 Municipio Mauroa	10.972.638			10.972.638
	- E6015 Municipio Miranda	22.389.940			22.389.940
	- E6016 Municipio Monseñor Iturriza	9.672.820			9.672.820
	- E6017 Municipio Palmasola	9.364.844			9.364.844
	- E6018 Municipio Petit	9.172.199			9.172.199
	- E6019 Municipio Píritu	10.791.099			10.791.099
	- E6020 Municipio San Francisco	9.825.312			9.825.312
	- E6021 Municipio Silva	9.557.916			9.557.916
	- E6022 Municipio Zamora	9.889.385			9.889.385
	- E6023 Municipio Sucre	10.412.644			10.412.644
	- E6024 Municipio Tocópero	10.209.748			10.209.748
	- E6025 Municipio Urumaco	9.741.591			9.741.591
	- E6101 Municipio Camaguán	10.593.434			10.593.434
	- E6102 Municipio Chaguaramas	9.665.067			9.665.067
	- E6103 Municipio El Socorro	10.520.425			10.520.425
	- E6104 Municipio Leonardo Infante	14.738.569			14.738.569
	- E6105 Municipio Las Mercedes	10.503.270			10.503.270

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6106 Municipio Julián Mellado	10.315.363			10.315.363
	- E6107 Municipio Francisco de Miranda	16.483.596			16.483.596
	- E6108 Municipio José Tadeo Monagas	11.661.834			11.661.834
	- E6109 Municipio Ortiz	10.741.047			10.741.047
	- E6110 Municipio José Felix Ribas	10.557.927			10.557.927
	- E6111 Municipio Juan Germán Roscio	12.053.607			12.053.607
	- E6112 Municipio Santa María de Ipire	10.831.211			10.831.211
	- E6113 Municipio San José de Guaribe	9.808.691			9.808.691
	- E6114 Municipio Pedro Zaraza	12.531.953			12.531.953
	- E6115 Municipio San Gerónimo de Guayabal	10.470.955			10.470.955
	- E6201 Municipio Andrés Eloy Blanco	11.227.336			11.227.336
	- E6202 Municipio Crespo	10.943.698			10.943.698
	- E6203 Municipio Iribarren	59.872.026			59.872.026
	- E6204 Municipio Jiménez	12.607.517			12.607.517
	- E6205 Municipio Morán	14.250.033			14.250.033
	- E6206 Municipio Palavecino	15.235.458			15.235.458
	- E6207 Municipio Simón Planas	9.474.540			9.474.540
	- E6208 Municipio Torres	19.629.563			19.629.563
	- E6209 Municipio Urdaneta	13.606.310			13.606.310
	- E6301 Municipio Alberto Adriani	11.523.873			11.523.873
	- E6302 Municipio Andrés Bello	9.252.317			9.252.317
	- E6303 Municipio Antonio Pinto Salinas	10.373.611			10.373.611
	- E6304 Municipio Aricagua	10.335.371			10.335.371
	- E6305 Municipio Arzobispo Chacón	9.298.667			9.298.667
	- E6306 Municipio Campo Elías	11.447.009			11.447.009
	- E6307 Municipio Caracciolo Parra Olmedo	8.895.805			8.895.805
	- E6308 Municipio Cardenal Quintero	8.726.239			8.726.239

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6309 Municipio Guaraque	8.779.929			8.779.929
	- E6310 Municipio Julio César Salas	9.289.011			9.289.011
	- E6311 Municipio Justo Briceño	9.921.694			9.921.694
	- E6312 Municipio Libertador	14.829.045			14.829.045
	- E6313 Municipio Miranda	8.044.888			8.044.888
	- E6314 Municipio Obispo Ramos de Lora	8.638.174			8.638.174
	- E6315 Municipio Padre Noguera	9.820.882			9.820.882
	- E6316 Municipio Pueblo Llano	9.019.406			9.019.406
	- E6317 Municipio Rangel	9.109.403			9.109.403
	- E6318 Municipio Rivas Dávila	9.250.385			9.250.385
	- E6319 Municipio Santos Marquina	8.990.437			8.990.437
	- E6320 Municipio Sucre	11.763.737			11.763.737
	- E6321 Municipio Tovar	9.697.667			9.697.667
	- E6322 Municipio Tulio Febres Cordero	9.978.473			9.978.473
	- E6323 Municipio Zea	9.691.101			9.691.101
	- E6401 Municipio Acevedo	12.209.145			12.209.145
	- E6402 Municipio Andrés Bello	8.614.664			8.614.664
	- E6403 Municipio Baruta	11.085.524			11.085.524
	- E6404 Municipio Brión	8.840.870			8.840.870
	- E6405 Municipio Carrizal	6.996.787			6.996.787
	- E6406 Municipio Cristóbal Rojas	11.012.853			11.012.853
	- E6407 Municipio Buroz	8.255.536			8.255.536
	- E6408 Municipio Chacao	4.886.571			4.886.571
	- E6409 Municipio Guaicaipuro	19.552.649			19.552.649
	- E6410 Municipio El Hatillo	7.367.298			7.367.298
	- E6411 Municipio Independencia	12.587.491			12.587.491
	- E6412 Municipio Lander	12.427.344			12.427.344

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6413 Municipio Los Salias	8.022.523			8.022.523
	- E6414 Municipio Páez	8.820.852			8.820.852
	- E6415 Municipio Paz Castillo	11.958.917			11.958.917
	- E6416 Municipio Pedro Gual	7.777.500			7.777.500
	- E6417 Municipio Plaza	15.647.084			15.647.084
	- E6418 Municipio Simón Bolívar	8.899.724			8.899.724
	- E6419 Municipio Sucre	28.847.577			28.847.577
	- E6420 Municipio Urdaneta	11.949.708			11.949.708
	- E6421 Municipio Zamora	13.590.807			13.590.807
	- E6501 Municipio Acosta	20.980.748			20.980.748
	- E6502 Municipio Bolívar	22.948.578			22.948.578
	- E6503 Municipio Caripe	19.266.282			19.266.282
	- E6504 Municipio Cedeño	21.110.263			21.110.263
	- E6505 Municipio Ezequiel Zamora	22.079.203			22.079.203
	- E6506 Municipio Libertador	20.824.519			20.824.519
	- E6507 Municipio Maturín	72.502.127			72.502.127
	- E6508 Municipio Piar	21.054.410			21.054.410
	- E6509 Municipio Punceres	19.144.052			19.144.052
	- E6510 Municipio Sotillo	21.485.050			21.485.050
	- E6511 Municipio Aguasay	19.802.964			19.802.964
	- E6512 Municipio Santa Barbara	16.769.866			16.769.866
	- E6513 Municipio Uracoa	19.238.760			19.238.760
	- E6601 Municipio Antolín del Campo	8.005.900			8.005.900
	- E6602 Municipio Arismendi	7.345.769			7.345.769
	- E6603 Municipio Díaz	10.511.418			10.511.418
	- E6604 Municipio García	9.879.821			9.879.821
	- E6605 Municipio Gómez	9.361.938			9.361.938

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6606 Municipio Maneiro	8.705.214			8.705.214
	- E6607 Municipio Marcano	8.438.606			8.438.606
	- E6608 Municipio Mariño	10.944.123			10.944.123
	- E6609 Municipio Península de Macanao	7.938.610			7.938.610
	- E6610 Municipio Tubores	8.577.872			8.577.872
	- E6611 Municipio Villalba	7.291.681			7.291.681
	- E6701 Municipio Agua Blanca	8.533.906			8.533.906
	- E6702 Municipio Araure	13.497.513			13.497.513
	- E6703 Municipio Esteller	8.983.165			8.983.165
	- E6704 Municipio Guanare	16.066.549			16.066.549
	- E6705 Municipio Guanarito	8.971.077			8.971.077
	- E6706 Municipio Monseñor José Vicente de Unda	11.196.420			11.196.420
	- E6707 Municipio Ospino	11.432.533			11.432.533
	- E6708 Municipio Páez	15.092.281			15.092.281
	- E6709 Municipio Papelón	9.073.823			9.073.823
	- E6710 Municipio San Genaro de Boconoíto	8.709.178			8.709.178
	- E6711 Municipio San Rafael de Onoto	8.819.981			8.819.981
	- E6712 Municipio Santa Rosalía	8.757.125			8.757.125
	- E6713 Municipio Sucre	9.100.819			9.100.819
	- E6714 Municipio Turén	10.172.996			10.172.996
	- E6801 Municipio Andrés Eloy Blanco	9.446.744			9.446.744
	- E6802 Municipio Andrés Mata	9.127.401			9.127.401
	- E6803 Municipio Arismendi	10.886.875			10.886.875
	- E6804 Municipio Benítez	9.525.245			9.525.245
	- E6805 Municipio Bermúdez	13.938.520			13.938.520
	- E6806 Municipio Bolívar	8.447.202			8.447.202
	- E6807 Municipio Cajigal	8.620.642			8.620.642

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6808 Municipio Cruz Salmerón Acosta	9.493.598			9.493.598
	- E6809 Municipio Libertador	7.878.794			7.878.794
	- E6810 Municipio Mariño	9.382.629			9.382.629
	- E6811 Municipio Mejía	8.692.567			8.692.567
	- E6812 Municipio Montes	11.477.887			11.477.887
	- E6813 Municipio Ribero	11.015.105			11.015.105
	- E6814 Municipio Sucre	23.450.202			23.450.202
	- E6815 Municipio Valdez	9.640.324			9.640.324
	- E6901 Municipio Andrés Bello	6.910.597			6.910.597
	- E6902 Municipio Ayacucho	9.403.187			9.403.187
	- E6903 Municipio Bolívar	9.677.801			9.677.801
	- E6904 Municipio Cárdenas	10.804.342			10.804.342
	- E6905 Municipio Córdoba	8.772.043			8.772.043
	- E6906 Municipio Fernández Feo	9.731.241			9.731.241
	- E6907 Municipio García de Hevia	9.852.165			9.852.165
	- E6908 Municipio Guásimos	9.208.539			9.208.539
	- E6909 Municipio Independencia	8.641.757			8.641.757
	- E6910 Municipio Jáuregui	9.000.628			9.000.628
	- E6911 Municipio Junín	10.517.246			10.517.246
	- E6912 Municipio Libertad	9.291.625			9.291.625
	- E6913 Municipio Libertador	8.882.434			8.882.434
	- E6914 Municipio Lobatera	8.307.462			8.307.462
	- E6915 Municipio Michelena	8.052.351			8.052.351
	- E6916 Municipio Panamericano	10.198.943			10.198.943
	- E6917 Municipio Pedro María Ureña	10.069.828			10.069.828
	- E6918 Municipio Samuel Darío Maldonado	9.749.575			9.749.575
	- E6919 Municipio San Cristóbal	16.506.482			16.506.482

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E6920 Municipio Seboruco	9.969.578			9.969.578
	- E6921 Municipio Sucre	10.756.363			10.756.363
	- E6922 Municipio Uribante	9.309.958			9.309.958
	- E6923 Municipio José Maria Vargas	8.041.819			8.041.819
	- E6924 Municipio Antonio Rómulo Costa	9.331.413			9.331.413
	- E6925 Municipio Francisco de Miranda	8.693.637			8.693.637
	- E6926 Municipio Rafael Urdaneta	9.173.432			9.173.432
	- E6927 Municipio Simón Rodríguez	9.945.783			9.945.783
	- E6928 Municipio Torbes	9.074.352			9.074.352
	- E6929 Municipio San Judas Tadeo	10.177.489			10.177.489
	- E7001 Municipio Boconó	12.674.700			12.674.700
	- E7002 Municipio Candelaria	12.092.444			12.092.444
	- E7003 Municipio Carache	12.092.849			12.092.849
	- E7004 Municipio Escuque	9.687.245			9.687.245
	- E7005 Municipio Miranda	10.015.448			10.015.448
	- E7006 Municipio Monte Carmelo	10.683.198			10.683.198
	- E7007 Municipio Motatán	10.923.880			10.923.880
	- E7008 Municipio Pampan	11.815.295			11.815.295
	- E7009 Municipio Rafael Rangel	8.646.316			8.646.316
	- E7010 Municipio San Rafael de Carvajal	10.391.058			10.391.058
	- E7011 Municipio Sucre	9.223.304			9.223.304
	- E7012 Municipio Trujillo	9.932.789			9.932.789
	- E7013 Municipio Urdaneta	10.287.329			10.287.329
	- E7014 Municipio Valera	15.220.499			15.220.499
	- E7015 Municipio Andrés Bello	10.493.975			10.493.975
	- E7016 Municipio Bolívar	10.677.931			10.677.931
	- E7017 Municipio Juan Vicente Campo Elias	10.718.450			10.718.450

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E7018 Municipio José Felipe Márquez Cañizalez	9.196.967			9.196.967
	- E7019 Municipio La Ceiba	10.780.444			10.780.444
	- E7020 Municipio Pampanito	10.213.585			10.213.585
	- E7101 Municipio Bolívar	11.652.780			11.652.780
	- E7102 Municipio Bruzual	12.247.394			12.247.394
	- E7103 Municipio José Antonio Páez	9.338.998			9.338.998
	- E7104 Municipio Nirgua	10.938.407			10.938.407
	- E7105 Municipio Peña	10.956.350			10.956.350
	- E7106 Municipio San Felipe	12.624.192			12.624.192
	- E7107 Municipio Sucre	9.326.480			9.326.480
	- E7108 Municipio Urachiche	9.707.033			9.707.033
	- E7109 Municipio Arístide Bastidas	9.255.126			9.255.126
	- E7110 Municipio Cocorote	9.723.307			9.723.307
	- E7111 Municipio Independencia	8.968.042			8.968.042
	- E7112 Municipio La Trinidad	9.183.355			9.183.355
	- E7113 Municipio Manuel Monge	9.608.974			9.608.974
	- E7114 Municipio Veroes	9.005.179			9.005.179
	- E7201 Municipio Almirante Padilla	13.130.032			13.130.032
	- E7202 Municipio Baralt	13.446.492			13.446.492
	- E7203 Municipio Cabimas	21.243.875			21.243.875
	- E7204 Municipio Catatumbo	15.224.549			15.224.549
	- E7205 Municipio Colón	14.115.419			14.115.419
	- E7206 Municipio Jesús Enrique Lossada	16.237.321			16.237.321
	- E7207 Municipio La Cañada de Urdaneta	13.102.139			13.102.139
	- E7208 Municipio Lagunillas	17.774.483			17.774.483
	- E7209 Municipio Mara	19.624.555			19.624.555
	- E7210 Municipio Maracaibo	80.552.164			80.552.164

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
	- E7211 Municipio Miranda	13.722.887			13.722.887
	- E7212 Municipio Indígena Bolivariano Guajira	15.368.071			15.368.071
	- E7213 Municipio Machiques de Perijá	15.468.994			15.468.994
	- E7214 Municipio Rosario de Perijá	13.901.910			13.901.910
	- E7215 Municipio Santa Rita	17.365.723			17.365.723
	- E7216 Municipio Sucre	15.357.928			15.357.928
	- E7217 Municipio Valmore Rodríguez	13.027.589			13.027.589
	- E7218 Municipio Francisco Javier Pulgar	15.552.673			15.552.673
	- E7219 Municipio Jesús Maria Semprún	16.690.710			16.690.710
	- E7220 Municipio San Francisco	27.081.642			27.081.642
	- E7221 Municipio Simón Bolívar	12.449.948			12.449.948
	- E7301 Municipio Vargas	39.144.018			39.144.018
	- E7500 Distrito del Alto Apure	28.368.719			28.368.719
	- E7600 Área Metropolitana de Caracas	7.033.567			7.033.567

PROYECTO: COD. N.E: 114120 COD. PPTO: 630021000 Creación y fortalecimiento de la red de Oficinas Técnicas Regionales (OTR) y Unidades Receptoras Estadales (URE) del Consejo Federal de Gobierno (CFG)

UNIDAD DE MEDIDA: Oficina

CANTIDAD: Fem.(0) Mas.(0) Total(28)

ASIGNACIÓN PRESUPUESTARIA: 28.507.337

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Implantar el Sistema de Planificación Participativa Territorial para transformar la sociedad venezolana y su modelo rentista hacia una sociedad basada en la conciencia del deber social y de un modelo de desarrollo sustentable, endógeno y socialista que profundice la democracia protagónica revolucionaria, la visión geopolítica y geográfica radical, generando un desarrollo territorial desconcentrado definido por ejes integradores, mediante una justa distribución de los recursos nacionales

OBJETIVOS ESPECÍFICOS: Promover y apoyar el desarrollo sostenido y equilibrado de las regiones, mediante la dirección y coordinación de asistencia técnica e integral a las Entidades Politicas-Territoriales (EPT) y Organizaciones de Base del Poder Popular, con la finalidad de transformar la sociedad venezolana y su modelo rentista hacia una sociedad basada en la conciencia del deber social

RESULTADO: Creación y fortalecimiento de la red de Oficinas Técnicas Regionales (OTR) y Unidades Receptoras Estadales (URE)

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	19.441.192					19.441.192
4.02	Materiales, suministros y mercancías	2.225.384					2.225.384
4.03	Servicios no personales	4.050.161					4.050.161
4.04	Activos reales	2.790.600					2.790.600
	TOTAL	**28.507.337**					**28.507.337**

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	27.198.681					27.198.681
4.03	Servicios no personales	310.673					310.673
	TOTAL	**27.509.354**					**27.509.354**

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	5.392.931					5.392.931
4.03	Servicios no personales	8.606.571					8.606.571
4.04	Activos reales	2.550.650					2.550.650
	TOTAL	**16.550.152**					**16.550.152**

64

Ministerio del Poder Popular para la Juventud

MINISTERIO DEL PODER POPULAR PARA LA JUVENTUD

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La República Bolivariana de Venezuela durante los últimos 12 años, ha venido dando impulso a un proyecto político de inclusión y justicia social, dado que el proyecto en construcción del socialismo del siglo XXI impone una nueva ética focalizada en la configuración de una conciencia revolucionaria que valora la nueva moral colectiva, fruto de la lucha por la transformación de la sociedad, por ende el Estado consciente de la responsabilidad en la promoción y generación de respuestas para atender las situaciones de inclusión y vulnerabilidad de la juventud venezolana crea recientemente el Ministerio del Poder Popular para la Juventud, a través del Decreto N° 8.303 promulgado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.708 de fecha 07-07-2011.

En tal sentido, para el ejercicio fiscal 2012 el Ministerio continuará cumpliendo con su misión, en consecuencia focalizará su gestión en el diseño de políticas y ejecución de planes, programas y proyectos orientados a los jóvenes, para prevenir y solventar las situaciones de vulnerabilidad que limitan su desarrollo integral, en pro de garantizar el ejercicio pleno de la ciudadanía, acciones que ejecutará conjuntamente con el Instituto Nacional del Poder Popular de la Juventud, en virtud de que es su único ente adscrito, dado que una de sus atribuciones conferidas, se desprende la importancia de que el Ministerio diseñe, planifique y evalúe políticas regidas por principios y valores éticos destinados a garantizar el pleno goce y ejercicio de los derechos fundamentales de la población juvenil, tal como lo consagra el artículo 2 del mencionado Decreto, por lo tanto todas las políticas, planes, programas y proyectos constituirá un reto para el Ministerio.

Para tal fin, contará con un presupuesto que totaliza la cantidad de Seiscientos Cincuenta y Ocho Millones Setecientos Cuarenta y Tres Mil Trescientos Treinta y Cuatro Bolívares (Bs. 658.743.334), cifra que incluye la asignación del Instituto Nacional del Poder Popular de la Juventud, por un monto de Ciento Cuarenta y Seis Millones de Bolívares (Bs. 146.000.000), los cuales estarán destinados a cubrir los gastos generados por la acción centralizada y la cartera de proyectos a ejecutar para el mencionado ejercicio fiscal, por lo tanto del total de recursos asignados, el Ministerio destinará el 2,49% a la Acción Centralizada equivalente en términos absolutos a Bs. 12.763.499 y 97,51% a tres (03) Proyectos que representan la cantidad de Bs. 499.979.835, cuyos montos a nivel de proyectos se detallan seguidamente:

- **Construyendo la Patria con el Voluntariado Joven**: el cual tiene como objetivo diseñar e impulsar políticas para organizar a los jóvenes que apunten a la conformación del voluntariado joven, como preventores de factores que colocan a la juventud venezolana en situación de vulnerabilidad, de manera de continuar en la ejecución del proyecto político de inclusión y justicia social, estimándose un monto de Bs. 39.372.102, siendo sus metas previstas:

  - 3.000 organizaciones y grupos juveniles registrados.
  - 100 redes juveniles conformadas a nivel nacional.
  - 500.000 jóvenes participando en el voluntariado joven.
  - 4 Programas diseñados para la incorporación de las tecnologías de la información y la comunicación para el fortalecimiento de la organización del voluntariado joven.

- **Formación del Joven en Valores para la Construcción de la Patria Nueva**: que tiene como finalidad diseñar e impulsar políticas que apunten a la utilización del tiempo libre en actividades formativas integrales en valores y ética bolivariana, socio-productivas y de recreación, como estrategia para el mejoramiento de la calidad de vida, así como la prevención y superación de situaciones de vulnerabilidad juvenil, cuyos resultados del proyecto lo conforman las metas siguientes:

  - Creación de una Escuela de Formación Integral en Valores al Joven, que atenderá la formación de 500.000 jóvenes a nivel nacional.

  - 240 proyectos socio-productivos financiados para la instalación de Empresas de Producción Social (EPS) a nivel nacional.

  - Impulso al uso adecuado de las redes sociales.

  - 2.063.715 jóvenes atendidos y/o fortalecidos, a través de actividades turísticas, recreativas, deportivas, saberes populares y culturales, como estrategia para el uso del tiempo libre, asignándole para tal fin Bs. 295.474.631.

- **Prevención y Acompañamiento Integral a Jóvenes en Situación de Vulnerabilidad**: diseñar e impulsar políticas que apunten a la prevención de situaciones de vulnerabilidad juvenil, así como acompañamiento directo e indirecto de los que ya se encuentran en esa condición, en consecuencia se le acordaron recursos por el orden de Bs. 165.133.102, teniendo como metas las que se detallan seguidamente:

  - 400.000 jóvenes en situación de vulnerabilidad atendidos integralmente.

  - 2.000.000 de jóvenes atendidos a través del programa nacional de prevención de situaciones de vulnerabilidad.

  - Realización de 4 campañas comunicacionales para la prevención de las situaciones de vulnerabilidad en los jóvenes.

Ente adscrito al Despacho del Ministerio del Poder Popular para la Juventud:

Instituto Nacional del Poder Popular de la Juventud

Dada la importancia que representan las y los jóvenes en la sociedad actual y tomando en cuenta que constituyen aproximadamente el 29% de la población, el Instituto Nacional del Poder Popular de la Juventud asumió el Proyecto Atención a la Juventud, orientado a continuar la articulación de políticas que permitan la dinamización de este sector a partir de la construcción y organización del Poder Popular Juvenil enmarcado en las líneas estratégicas del Plan de Desarrollo Económico y Social de la Nación 2007-2013; de esta manera, el proyecto está bajo la directriz de una democracia protagónica y revolucionaria.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad						
N.E.	Ppto.			Fem.	Masc.	Total	Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
116.437	640020000	Construyendo la Patria con el Voluntariado Joven.	Joven Incorporado			1.651.000	39.372.102			39.372.102
116.438	640021000	Formación del Joven en Valores para la Construcción de la Patria Nueva.	Joven Incorporado			2.063.759	295.474.631			295.474.631
116.439	640022000	Prevención y acompañamiento integral a jóvenes en situación de vulnerabilidad	Joven Incorporado			1.089.498	165.133.102			165.133.102
	649999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			112.069.076	112.069.076			112.069.076
						TOTAL	612.048.911			612.048.911

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
640001000	Dirección y Coordinación de los Gastos de los Trabajadores	10.462.999			10.462.999
640002000	Gestión Administrativa	36.231.424			36.231.424
	TOTAL	46.694.423			46.694.423

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos F	N° de Cargos M	N° de Cargos V	N° de Cargos Total	Sueldos/Salarios	Compensaciones	Presupuesto 2012
Personal Fijo a Tiempo Completo	**1**			**1**	**122.616**		**122.616**
Alto Nivel y de Dirección	1			1	122.616		122.616
Personal Contratado	**318**	**255**		**573**	**16.985.485**		**16.985.485**
Directivo	32	24		56	4.763.160		4.763.160
Profesional y Técnico	233	190		423	10.623.674		10.623.674
Personal Administrativo	30	25		55	832.547		832.547
Obrero	23	16		39	766.104		766.104
TOTAL	**319**	**255**		**574**	**17.108.101**		**17.108.101**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento: Recursos Ordinarios	Fuente de Financiamiento: Ley Especial de Endeudamiento	Fuente de Financiamiento: Otros Ingresos Extraordinarios	Presupuesto 2012
4.01	Gastos de personal	49.231.390			49.231.390
4.02	Materiales, suministros y mercancías	11.650.542			11.650.542
4.03	Servicios no personales	112.881.353			112.881.353
4.04	Activos reales	2.338.434			2.338.434
4.07	Transferencias y donaciones	482.641.615			482.641.615
	TOTAL	**658.743.334**			**658.743.334**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	146.000.000			146.000.000
4.07.01.00.00	Transferencias y donaciones corrientes internas	146.000.000			146.000.000
4.07.01.03.00	Transferencias corrientes internas al sector público	146.000.000			146.000.000
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	146.000.000			146.000.000
	- A0938 Instituto Nacional del Poder Popular de la Juventud	146.000.000			146.000.000

PROYECTO: COD. N.E: 116437 COD. PPTO: 640020000 Construyendo la Patria con el Voluntariado Joven.

UNIDAD DE MEDIDA: Joven Incorporado

CANTIDAD: Fem.(0) Mas.(0) Total(1.651.000)

ASIGNACIÓN PRESUPUESTARIA: 39.372.102

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Diseñar, formular, ejecutar y evaluar políticas, estrategias, planes y programas, regidos por principios y valores éticos, destinados a garantizar el pleno goce y ejercicio de los derechos fundamentales de la población juvenil venezolana.

OBJETIVOS ESPECÍFICOS: Diseñar e impulsar políticas que apunten a la conformación del voluntariado joven como preventores de los factores que colocan a los (as) jóvenes en situación de vulnerabilidad.

RESULTADO: Un millón seiscientos cincuenta y un mil (1.651.000) jóvenes Organizados/Registrados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	3.624.152					3.624.152
4.02	Materiales, suministros y mercancías	121.154					121.154
4.03	Servicios no personales	35.182.567					35.182.567
4.04	Activos reales	444.229					444.229
	TOTAL	**39.372.102**					**39.372.102**

PROYECTO: COD. N.E: 116438 COD. PPTO: 640021000 Formación del Joven en Valores para la Construcción de la Patria Nueva.

UNIDAD DE MEDIDA: Joven Incorporado

CANTIDAD: Fem.(0) Mas.(0) Total(2.063.759)

ASIGNACIÓN PRESUPUESTARIA: 295.474.631

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Diseñar, formular, ejecutar y evaluar politicas, estrategias, planes y programas, regidos por principios y valores éticos, destinados a garantizar el pleno goce y ejercicio de los derechos fundamentales de la población juvenil venezolana.

OBJETIVOS ESPECÍFICOS: Diseñar e impulsar politicas que apunten a la utilización del tiempo libre en actividades formativas integrales en valores y ética bolivariana, socioproductivas y de recreación, como estrategia para el mejoramiento de la calidad de vida, así como la prevención y superación de situaciones de vulnerabilidad juvenil.

RESULTADO: Dos millones sesenta y tres mil setecientos cincuenta y nueve (2.063.759) jóvenes atendidos/fortalecidos/participantes

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	14.651.330					14.651.330
4.02	Materiales, suministros y mercancías	2.488.689					2.488.689
4.03	Servicios no personales	51.295.523					51.295.523
4.04	Activos reales	509.854					509.854
4.07	Transferencias y donaciones	226.529.235					226.529.235
	TOTAL	**295.474.631**					**295.474.631**

PROYECTO: COD. N.E: 116439 COD. PPTO: 640022000 Prevención y acompañamiento integral a jóvenes en situación de vulnerabilidad

UNIDAD DE MEDIDA: Joven Incorporado

CANTIDAD: Fem.(0) Mas.(0) Total(1.089.498)

ASIGNACIÓN PRESUPUESTARIA: 165.133.102

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Diseñar, formular, ejecutar y evaluar políticas, estrategias, planes y programas, regidos por principios y valores éticos, destinados a garantizar el pleno goce y ejercicio de los derechos fundamentales de la población juvenil venezolana.

OBJETIVOS ESPECÍFICOS: Diseñar e impulsar políticas que apunten a la prevención de situaciones de vulnerabilidad juvenil, así como acompañamiento directo e indirecto de la (los) que ya se encuentran en esa condición.

RESULTADO: Un millón ochenta y nueve mil cuatrocientos noventa y ocho (1.089.498) jóvenes atendidos/acompañados

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	20.492.909					20.492.909
4.02	Materiales, suministros y mercancías	8.740.699					8.740.699
4.03	Servicios no personales	25.902.763					25.902.763
4.04	Activos reales	384.351					384.351
4.07	Transferencias y donaciones	109.612.380					109.612.380
	TOTAL	**165.133.102**					**165.133.102**

PROYECTO: COD. PPTO: 649999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(112.069.076)

ASIGNACIÓN PRESUPUESTARIA: 112.069.076

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Diseñar e impulsar políticas que apunten a la utilización del tiempo libre en actividades formativas, integrales en valores y ética bolivariana, socio productiva y de recreación como estrategia para el mejoramiento de la calidad de vida

OBJETIVOS ESPECÍFICOS: Diseñar e impulsar políticas que apunten a la utilización del tiempo libre en actividades formativas, integrales en valores y ética bolivariana, socio productiva y de recreación como estrategia para el mejoramiento de la calidad de vida

RESULTADO: no definido

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	112.069.076					112.069.076
	TOTAL	**112.069.076**					**112.069.076**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	112.069.076					112.069.076
4.07.01.00.00	Transferencias y donaciones corrientes internas	112.069.076					112.069.076
4.07.01.03.00	Transferencias corrientes internas al sector público	112.069.076					112.069.076
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	112.069.076					112.069.076
	- A0938 Instituto Nacional del Poder Popular de la Juventud	112.069.076					112.069.076

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	10.462.999					10.462.999
	TOTAL	10.462.999					10.462.999

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancías	300.000					300.000
4.03	Servicios no personales	500.500					500.500
4.04	Activos reales	1.000.000					1.000.000
4.07	Transferencias y donaciones	34.430.924					34.430.924
	TOTAL	36.231.424					36.231.424

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	33.930.924					33.930.924
4.07.01.00.00	Transferencias y donaciones corrientes internas	33.930.924					33.930.924
4.07.01.03.00	Transferencias corrientes internas al sector público	33.930.924					33.930.924
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	33.930.924					33.930.924
	- A0938 Instituto Nacional del Poder Popular de la Juventud	33.930.924					33.930.924

65

Ministerio del Poder Popular para el Servicio Penitenciario

MINISTERIO DEL PODER POPULAR PARA EL SERVICIO PENITENCIARIO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Hacia la creación de un Sistema Penitenciario capaz de asegurar la transformación social de las personas incursas en él, dirigido fundamentalmente a garantizar los medios que le permitan adquirir conciencia de clase, así como su conversión en sujetos aptos para participar en la construcción de la sociedad socialista, mediante un conjunto de políticas dirigidas y coordinadas por este Ministerio, en consonancia con el Proyecto Nacional Simón Bolívar 2007–2013, se orientan sus acciones.

Para el cumplimiento de su misión la distribución de los recursos presupuestarios asignados se sustenta en las siguientes políticas:

TRANSFORMACIÓN SOCIAL DE LOS PRIVADOS Y PRIVADAS DE LIBERTAD

Incentivar la participación popular, bajo la dirección del Gobierno Bolivariano, en el proceso de transformación hacia la mujer y el hombre nuevo en la ética socialista y en los principios de la democracia participativa y protagónica, a través de una atención afectiva e integral a los internos e internas en educación, cultura, deporte, salud, formación socio-productiva, además de garantizar a los residentes del sistema penitenciario y de responsabilidad penal del adolescente, el efectivo suministro de alimentos, vestido y servicios, necesarios para llevar a cabo el cambio de conciencia de esta población.

ADECUADAS CONDICIONES DE RECLUSIÓN

Dar continuidad a los proyectos de infraestructura penitenciaria y de estructuras especializadas para los adolescentes en conflicto con la ley penal, que garanticen la correcta atención de la población residente, tanto del sistema penitenciario, como del sistema de responsabilidad penal del adolescente.

DESMONTAJE DE MAFIAS Y CONTROL PENITENCIARIO

Combatir la corrupción, recuperar el control y el ejercicio pleno de los derechos humanos en los centros penitenciarios, por medio de una estrategia persuasiva exitosa para el desarme de los internos y la tenencia y consumo de drogas y otros objetos de uso prohibido en los recintos, creando las condiciones para el control efectivo del orden interno con ayuda de la tecnología y normas de convivencia en armonía con el mínimo empleo de la fuerza, implantando mecanismos de contraloría social que impidan regresar a la situación de violencia y garantizar el goce y ejercicio de los Derechos Humanos.

DESCONGESTIONAMIENTO INMEDIATO

Reponer el estado constitucional de derecho y de justicia perdido a consecuencia del retardo procesal y la corrupción funcionarial inherente al sistema penitenciario.
Analizar y sincerar la situación jurídica de la totalidad de las personas privadas de libertad, con planes de capacitación y disponiendo de puestos de trabajo dignos, producto de la articulación con los programas gubernamentales y la gran Misión Trabajo.

RESUMEN DE PROYECTOS DEL ÓRGANO
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento			Presupuesto 2012
			Unidad de Medida	Cantidad			Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total				
116.252	650020000	Integración Social del Adolescente que Incurre en la Comisión de Hechos Punibles	Niña, Niño, Adolescente y Joven	400	800	1.200	66.617.551			66.617.551
116.234	650021000	Atención Integral a los Privados y Privadas de Libertad y Residentes del Sistema Penitenciario Venezolano	Servicio			110.980	531.172.195			531.172.195
	659999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolívar			206.753.116	206.753.116			206.753.116
						TOTAL	804.542.862			804.542.862

RESUMEN DE ACCIONES CENTRALIZADAS DEL ÓRGANO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
650001000	Dirección y Coordinación de los Gastos de los Trabajadores	243.725.110			243.725.110
650002000	Gestión Administrativa	448.906.655			448.906.655
	TOTAL	692.631.765			692.631.765

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos/Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**2.570**	**3.288**	**220**	**6.078**	**130.331.669**	**320.550**	**130.652.219**
Altos Funcionarios y de Elección Popular	1			1	25.236		25.236
Alto Nivel y de Dirección	40	41	11	92	2.295.037		2.295.037
Profesional y Técnico	820	1.473	200	2.493	60.477.946		60.477.946
Personal Administrativo	1.450	1.500		2.950	56.042.561		56.042.561
Personal Médico	67	44		111	3.260.552		3.260.552
Obrero	192	230	9	431	8.230.337	320.550	8.550.887
Personal Fijo a Tiempo Parcial	**1**	**1**		**2**	**37.157**	**1.192.800**	**1.229.957**
Personal Médico	1	1		2	37.157	1.192.800	1.229.957
Personal Contratado	**420**	**416**		**836**	**15.537.378**		**15.537.378**
Personal Administrativo	420	416		836	15.537.378		15.537.378
TOTAL	**2.991**	**3.705**	**220**	**6.916**	**145.906.204**	**1.513.350**	**147.419.554**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.01	Gastos de personal	627.155.989			627.155.989
4.02	Materiales, suministros y mercancías	309.079.798			309.079.798
4.03	Servicios no personales	113.695.653			113.695.653
4.04	Activos reales	192.637.130			192.637.130
4.06	Gastos de defensa y seguridad del estado	6.000.000			6.000.000
4.07	Transferencias y donaciones	248.606.057			248.606.057
	TOTAL	1.497.174.627			1.497.174.627

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento			Presupuesto 2012
		Recursos Ordinarios	Ley Especial de Endeudamiento	Otros Ingresos Extraordinarios	
4.07.00.00.00	Transferencias y donaciones	248.606.057			248.606.057
4.07.01.00.00	Transferencias y donaciones corrientes internas	248.606.057			248.606.057
4.07.01.03.00	Transferencias corrientes internas al sector público	248.606.057			248.606.057
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	248.606.057			248.606.057
	- A0003 Instituto Autónomo Caja de Trabajo Penitenciario	41.978.357			41.978.357
	- A0118 Fondo Nacional para Edificaciones Penitenciarias (FONEP)	206.627.700			206.627.700

PROYECTO: COD. N.E: 116252 COD. PPTO: 650020000 Integración Social del Adolescente que Incurre en la Comisión de Hechos Punibles

UNIDAD DE MEDIDA: Niña, Niño, Adolescente y Joven

CANTIDAD: Fem.(400) Mas.(800) Total (1.200)

ASIGNACIÓN PRESUPUESTARIA: 66.617.551

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Promover el desarrollo de actitudes y habilidades de los y las adolescentes que se encuentran en el sistema de responsabilidad penal, a través del programa socioeducativo, para la reinserción a la familia y la sociedad

OBJETIVOS ESPECÍFICOS: Promover el desarrollo de actitudes y habilidades de los y las adolescentes que se encuentran en el sistema de responsabilidad penal, a través del programa socioeducativo, para la reinserción a la familia y la sociedad

RESULTADO: Adolescente con medidas privativas de libertad formados integralmente y reinsertados a la sociedad

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	37.547.737					37.547.737
4.02	Materiales, suministros y mercancías	28.517.826					28.517.826
4.03	Servicios no personales	551.988					551.988
	TOTAL	**66.617.551**					**66.617.551**

PROYECTO: COD. N.E: 116234 COD. PPTO: 650021000 Atención Integral a los Privados y Privadas de Libertad y Residentes del Sistema Penitenciario Venezolano

UNIDAD DE MEDIDA: Servicio

CANTIDAD: Fem.(0) Mas.(0) Total (110.980)

ASIGNACIÓN PRESUPUESTARIA: 531.172.195

DIRECTRIZ ESTRATÉGICA: Desarrollo de la Nueva Ética Socialista

OBJETIVO ESTRATÉGICO: Humanización del Sistema Penitenciario

OBJETIVOS ESPECÍFICOS: Brindar una atención integral adecuada a los privados (as) de libertad y residentes del SPV

RESULTADO: Privados y privadas de libertad atendidos de forma integral

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	349.153.420					349.153.420
4.02	Materiales, suministros y mercancías	112.906.242					112.906.242
4.03	Servicios no personales	31.090.514					31.090.514
4.04	Activos reales	38.022.019					38.022.019
	TOTAL	**531.172.195**					**531.172.195**

PROYECTO: COD. PPTO: 659999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total (206.753.116)

ASIGNACIÓN PRESUPUESTARIA: 206.753.116

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Construir un Sector Público al servicio del ciudadano que conduzca a la transformación de la sociedad

OBJETIVOS ESPECÍFICOS: Apoyar la eficiencia administrativa de los entes adscritos al Ministerio del Poder Popular para el Servicio Penitenciario

RESULTADO: Bolívar

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07	Transferencias y donaciones	206.753.116					206.753.116
	TOTAL	**206.753.116**					**206.753.116**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	206.753.116					206.753.116
4.07.01.00.00	Transferencias y donaciones corrientes internas	206.753.116					206.753.116
4.07.01.03.00	Transferencias corrientes internas al sector público	206.753.116					206.753.116
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	206.753.116					206.753.116
	- A0003 Instituto Autónomo Caja de Trabajo Penitenciario	29.384.850					29.384.850
	- A0118 Fondo Nacional para Edificaciones Penitenciarias (FONEP)	177.368.266					177.368.266

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.01	Gastos de personal	240.454.832					240.454.832
4.03	Servicios no personales	3.270.278					3.270.278
	TOTAL	243.725.110					243.725.110

ACCIÓN CENTRALIZADA: Gestión Administrativa
RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.02	Materiales, suministros y mercancias	167.655.730					167.655.730
4.03	Servicios no personales	78.782.873					78.782.873
4.04	Activos reales	154.615.111					154.615.111
4.06	Gastos de defensa y seguridad del estado	6.000.000					6.000.000
4.07	Transferencias y donaciones	41.852.941					41.852.941
	TOTAL	448.906.655					448.906.655

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios	Proyectos por Endeudamiento	Gestión Fiscal	Deuda Pública	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	41.852.941					41.852.941
4.07.01.00.00	Transferencias y donaciones corrientes internas	41.852.941					41.852.941
4.07.01.03.00	Transferencias corrientes internas al sector público	41.852.941					41.852.941
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	41.852.941					41.852.941
	- A0003 Instituto Autónomo Caja de Trabajo Penitenciario	12.593.507					12.593.507
	- A0118 Fondo Nacional para Edificaciones Penitenciarias (FONEP)	29.259.434					29.259.434

RECTIFICACIONES AL PRESUPUESTO

	BOLÍVARES
Para las erogaciones con cargo a esta partida conforme a lo dispuesto en el Artículo 53 de la Ley Orgánica de la Administración Financiera del Sector Público	2.330.649.341
TOTAL PRESUPUESTO DE GASTOS	**297.836.717.982**

CAPÍTULO III

Cuenta Ahorro – Inversión – Financiamiento de la República

Artículo 45. La cuenta ahorro - inversión - financiamiento de la República para el Ejercicio Fiscal 2012, es la siguiente:

CONCEPTO			MONTO (En Bolívares)
I	**Ingresos Totales**		**233.064.934.120**
I.1	**Ingresos Corrientes**		**233.064.934.120**
I.1.1	Petroleros		67.813.120.000
I.1.2	No Petroleros		165.251.814.120
II	**Gastos Totales**		**286.966.778.542**
II.1	**Gastos Corrientes**		**232.667.466.939**
II.1.1	Intereses		42.917.011.778
II.1.2	Resto de los Gastos Corrientes		189.750.455.161
II.2	**Gastos de Capital**		**54.299.311.603**
II.2.1	Gastos de Capital de las Regiones		38.553.369.808
II.2.2	Resto del Gasto de Capital		15.745.941.795
	Superávit / (Déficit) en Cuenta Corriente	= I.1 – II.1	397.467.181
	Superávit / (Déficit) No Petrolero	= I.1.2 – II	(121.714.964.422)
	Superávit / (Déficit) Primario	= I – (II – II.1.1)	(10.984.832.644)
	Superávit / (Déficit) Financiero	**= I - II**	**(53.901.844.422)**
	Superávit / (Déficit) Ordinario	= I – (II – II.2.2)	(38.155.902.627)
III	**Fuentes de Financiamiento**		**64.771.783.862**
III.1	Disminución de Activos Financieros		244.734.453
III.2	Incremento de Pasivos Financieros		64.527.049.409
IV	**Aplicaciones Financieras**		**64.771.783.862**
IV.1	Disminución de Pasivos Financieros		10.869.939.440
IV.2	Resultado Financiero		53.901.844.422

REPÚBLICA BOLIVARIANA DE VENEZUELA


19 DE ABRIL DE 1810
20 DE FEBRERO DE 1859
INDEPENDENCIA
FEDERACION
REPUBLICA BOLIVARIANA DE VENEZUELA

LEY DE PRESUPUESTO PARA EL EJERCICIO FISCAL 2012

Título III

TÍTULO III

PRESUPUESTOS DE INGRESOS, GASTOS Y OPERACIONES DE FINANCIAMIENTO DE LOS ENTES DESCENTRALIZADOS FUNCIONALMENTE DE LA REPÚBLICA, SIN FINES EMPRESARIALES

Artículo 46.- Se aprueba la estimación de los ingresos y fuentes de financiamiento y se acuerdan los presupuestos de gastos y aplicaciones financieras de los Entes Descentralizados de la República, Sin Fines Empresariales, que a continuación se señalan:

Asamblea Nacional

A0234 Fundación Cardiovascular de la Asamblea Nacional
A0238 Instituto de Previsión Social de los Parlamentarios
A0420 Fundación Televisora de la Asamblea Nacional (ANTV)
A1603 Fundación Radio de la Asamblea Nacional (A.N. RADIO)

Contraloría General de la República

A0398 Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)
A0416 Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON)

Ministerio del Poder Popular para Relaciones Exteriores

A0170 Servicio Autónomo Instituto de Altos Estudios Diplomáticos Pedro Gual

Ministerio del Poder Popular para la Defensa

A0005 Instituto Autónomo Círculo de las Fuerzas Armadas (IACFA)
A0044 Instituto de Oficiales de las Fuerzas Armadas en Situación de Retiro (IORFAN)
A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)
A0065 Oficina Coordinadora de la Prestación de los Servicios Educativos del Ministerio de la Defensa (OCPSE)
A0066 Servicio Autónomo de Salud de la Fuerza Armada Nacional
A0100 Unidad Naval Coordinadora de los Servicios de Carenado, Reparaciones de Casco, Reparaciones y Mantenimiento de Equipos y Sistemas de los Buques (UCOCAR)
A0126 Fondo Autónomo de Inversiones y Previsión Socio-económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA)
A0157 Servicio Autónomo de Bienes y Servicios del Ejército (SABSE)
A0192 Oficina Coordinadora de Hidrografía y Navegación (OCHINA)
A0193 Oficina Coordinadora de Apoyo Marítimo de la Armada (OCAMAR)
A0194 Servicio Autónomo sin Personalidad Jurídica de la Fuerza Aérea Venezolana (SAFAV)
A0195 Servicio Autónomo de Mantenimiento de Lanchas de la Guardia Nacional (SAMALGUARN)
A0448 Fundación de Atención Social del Ministerio de la Defensa (FUNDASMIN)
A0485 Fundación de Cardiología Integral (FUNDACARDIN)
A1375 Universidad Militar Bolivariana de Venezuela (UMBV)

Ministerio del Poder Popular para la Educación

A0056 Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)
A0129 Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)
A0135 Academia Nacional de Ciencias Económicas
A0136 Academia de Ciencias Físicas, Matemáticas y Naturales
A0137 Academia de Ciencias Políticas y Sociales
A0138 Academia Nacional de la Historia
A0139 Academia Venezolana de la Lengua
A0140 Academia Nacional de Medicina
A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)
A0387 Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)
A0409 Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)
A0410 Fundación Bolivariana de Informática y Telemática (FUNDABIT)
A0425 Fundación Samuel Robinson
A0477 Fundación Colombeia
A0484 Fundación Nacional El Niño Simón
A0911 Academia Nacional de la Ingeniería y el Hábitat

Ministerio del Poder Popular para el Trabajo y Seguridad Social

A0051 Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)
A0055 Instituto Venezolano de los Seguros Sociales (IVSS)
A0176 Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)

Ministerio del Poder Popular para el Ambiente

A0052 Instituto Nacional de Parques (INPARQUES)
A0064 Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)
A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)
A0103 Fundación Instituto Forestal Latinoamericano
A0107 Autoridad Única de Área Parque Nacional Archipiélago Los Roques
A0324 Fundación de Educación Ambiental
A0343 Fundación Laboratorio Nacional de Hidráulica
A0354 Fundación Nacional de Parques Zoológicos y Acuarios
A0909 Instituto Geográfico de Venezuela "Simón Bolívar"
A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)

Tribunal Supremo de Justicia

A0475 Fundación Gaceta Forense

Ministerio Público

A0239 Fundación para la Investigación, Capacitación y Desarrollo de la Función Fiscal

Procuraduría General de la República

A0403 Fundación Procuraduría

Ministerio del Poder Popular para Relaciones Interiores y Justicia

A0054 Instituto Autónomo de Previsión Social del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas
A0145 Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganíqueles
A0220 Servicio Nacional de Administración y Enajenación de Bienes Asegurados o Incautados, Confiscados y Decomisados
A0229 Fundación Venezolana para la Prevención y Tratamiento del Consumo de Drogas (FUNDAPRET)
A0236 Fondo Nacional de Bomberos y Bomberas y Administración de Emergencias de Carácter Civil
A0423 Fundación Misión Identidad
A0498 Fundación para la Asistencia Social de la Policía Metropolitana (FUNDAPOL)
A0940 Instituto Nacional de Transporte Terrestre (INTT)
A1303 Servicio Autónomo de Registros y Notarías (SAREN)
A1342 Servicio Administrativo de Identificación, Migración y Extranjería (SAIME)
A1355 Fondo Nacional Antidrogas
A1358 Universidad Nacional Experimental de la Seguridad (UNES)
A1605 Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (FASMIJ)

Defensoría del Pueblo

A0412 Fundación Juan Vives Suriá

Vicepresidencia de la República

A0010 Instituto Autónomo Comisión Nacional de Telecomunicaciones (CONATEL)
A0015 Corporación de Desarrollo de la Región Central (CORPOCENTRO)
A0016 Corporación de Desarrollo de la Región de los Llanos (CORPOLLANOS)
A0018 Corporación de Desarrollo de la Región de los Andes (CORPOANDES)
A0019 Corporación de Desarrollo de la Región Zuliana (CORPOZULIA)
A0312 Fundación para el Desarrollo de la Región Centro Occidental de Venezuela (FUDECO)
A0411 Fundación Pro-Patria 2000
A0460 Fundación Misión Milagro
A0830 Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)
A0908 Servicio Nacional de Contrataciones
A0939 Instituto Nacional de Aeronáutica Civil (INAC)

Ministerio del Poder Popular para la Agricultura y Tierras

A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)
A0204 Oficina Coordinadora de los Servicios Agropecuarios del Ministerio de la Defensa (O.C.S.A.)
A0226 Academia de Ciencias Agrícolas de Venezuela (ACAV)
A0426 Fundación Tierra Fértil
A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)
A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)
A0933 Instituto Nacional de Desarrollo Rural (INDER)
A0935 Instituto Nacional de Tierras (INTI)
A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)
A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)

Ministerio del Poder Popular para la Educación Universitaria

A0006 Colegio Universitario Francisco de Miranda
A0007 Colegio Universitario de Caracas
A0008 Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"
A0009 Colegio Universitario de Los Teques Cecilio Acosta "CULTCA"
A0011 Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)
A0026 Instituto Universitario de Tecnología Jacinto Navarro Vallenilla, Carúpano
A0028 Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital
A0029 Instituto Universitario de Tecnología Alonso Gamero, Coro
A0030 Instituto Universitario de Tecnología Agroindustrial Región Los Andes
A0032 Instituto Universitario de Tecnología de los Llanos
A0033 Instituto Universitario de Tecnología de Maracaibo
A0034 Instituto Universitario de Tecnología de Ejido
A0035 Instituto Universitario de Tecnología de Yaracuy
A0036 Instituto Universitario de Tecnología de Puerto Cabello
A0038 Instituto Universitario de Tecnología de Valencia
A0039 Instituto Universitario de Tecnología del Estado Trujillo
A0040 Instituto Universitario de Tecnología "José Antonio Anzoátegui ", El Tigre
A0042 Instituto Universitario de Tecnología de Cabimas
A0043 Instituto Universitario de Tecnología del Estado Portuguesa
A0045 Instituto Universitario de Tecnología de Cumana
A0048 Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"
A0053 Instituto Universitario de Tecnología Dr. Delfín Mendoza, Tucupita
A0060 Instituto Universitario de Tecnología de Caripito
A0080 Universidad del Zulia (LUZ)
A0081 Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)
A0082 Universidad de Oriente (UDO)
A0083 Universidad de Los Andes (ULA)
A0084 Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)
A0085 Universidad Nacional Experimental Rafael María Baralt (UNERMB)
A0086 Universidad Nacional Experimental Simón Bolívar (USB)
A0087 Universidad Nacional Abierta (UNA)
A0088 Universidad Nacional Experimental de Guayana (UNEG)
A0089 Universidad Centroccidental Lisandro Alvarado (UCLA)
A0090 Universidad Pedagógica Experimental Libertador (UPEL)
A0091 Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)
A0092 Universidad Nacional Experimental del Táchira (UNET)
A0093 Universidad Central de Venezuela (UCV)
A0094 Universidad de Carabobo (UC)
A0095 Universidad Nacional Experimental Simón Rodríguez (UNESR)
A0096 Universidad Nacional Experimental Francisco de Miranda (UNEFM)
A0186 Universidad Nacional Experimental del Yaracuy (UNEY)
A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)
A0208 Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)
A0307 Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación

Superior (FAMES)
A0413 Fundación Poliedro de Caracas
A0415 Fundación Misión Sucre
A0427 Fundación Centro Internacional Miranda
A0466 Fundación Dr. Alejandro Próspero Reverend
A0912 Universidad Nacional Experimental Marítima del Caribe (UNEMC)
A0925 Instituto Universitario de Tecnología del Estado Bolívar
A0942 Universidad Bolivariana de Venezuela (UBV)
A0952 Universidad Deportiva del Sur
A1315 Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)
A1322 Universidad Nacional Experimental de las Artes (UNEARTE)
A1350 Universidad Bolivariana de Trabajadores "Jesús Rivero"
A1364 Universidad Politécnica Territorial del Alto Apure Pedro Camejo
A1365 Universidad Politécnica Territorial del Estado Barinas José Félix Ribas
A1366 Universidad Politécnica Territorial de Barlovento Argelia Laya
A1367 Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco
A1368 Universidad Politécnica Territorial del Norte del Táchira Manuela Saenz
A1369 Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa

Ministerio del Poder Popular para la Comunicación y la Información
A0079 Servicio Autónomo Imprenta Nacional y Gaceta Oficial
A0468 Fundación Televisora Venezolana Social (TEVES)
A0474 Fundación Premio Nacional de Periodismo
A0490 Fundación Ávila TV
A1601 Fundación El Correo del Orinoco

Ministerio del Poder Popular del Despacho de la Presidencia
A0198 Instituto Nacional de Estadística (INE)
A0216 Fundación "Pueblo Soberano"
A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)
A0663 Instituto Nacional de Hipódromos (INH)
A1604 Fundación Oficina Presidencial de Planes y Proyectos Especiales

Ministerio del Poder Popular para la Alimentación
A0057 Instituto Nacional de Nutrición (INN)
A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)

Ministerio del Poder Popular para las Industrias Básicas y Minería
A0024 Corporación Venezolana de Guayana (C.V.G.)
A0199 Instituto Nacional de Geología y Minería (INGEOMIN)
A0428 Fundación Misión Piar

Ministerio del Poder Popular para el Turismo
A0906 Servicio Autónomo Superintendencia Nacional de Actividades Hípicas (SUNAHIP)
A0943 Colegio Universitario Hotel Escuela de los Andes Venezolanos (CUHELAV)
A1329 Instituto Nacional de Turismo (INATUR)

Ministerio del Poder Popular para la Energía y Petróleo

A0356 Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"
A0361 Fundación Oro Negro
A0418 Fundación Misión Ribas
A0489 Fundación Fondo Nacional para la Producción Lechera
A0900 Ente Nacional del Gas (ENAGAS)
A0956 Servicio Autónomo de Metrología de Hidrocarburos

Ministerio del Poder Popular para la Cultura

A0002 Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas
A0150 Instituto del Patrimonio Cultural
A0158 Compañía Nacional de Teatro
A0161 Fundación Compañía Nacional de Música
A0301 Fundación Biblioteca Ayacucho
A0342 Fundación Casa Nacional de las Letras Andrés Bello
A0371 Fundación Vicente Emilio Sojo
A0372 Fundación Teatro Teresa Carreño
A0373 Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos
A0374 Fundación Librerías del Sur
A0375 Fundación Casa del Artista
A0378 Centro de la Diversidad Cultural
A0390 Fundación Cinemateca Nacional
A0417 Fundación Centro Nacional de la Fotografía (CENAF)
A0424 Fundación Museos Nacionales
A0449 Fundación Distribuidora Venezolana de la Cultura
A0450 Fundación Compañía Nacional de Danza
A0451 Fundación Villa del Cine
A0452 Fundación Misión Cultura
A0453 Fundación Editorial El Perro y La Rana
A0454 Fundación Distribuidora Nacional de Cine, Amazonía Films
A0459 Fundación Red de Arte
A0462 Fundación Imprenta de la Cultura
A0469 Fundación Centro Nacional del Disco (CENDIS)
A0486 Fundación Centro Nacional de la Historia
A0821 Centro Nacional Autónomo de Cinematografía (CNAC)
A0829 Centro Nacional del Libro (CNL)
A0948 Instituto de las Artes Escénicas y Musicales
A0949 Instituto de las Artes de la Imagen y el Espacio

Ministerio del Poder Popular para el Deporte

A0049 Instituto Nacional de Deportes (IND)
A0479 Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jovenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)

Ministerio del Poder Popular para el Comercio

A0205 Servicio Autónomo Nacional de Normalización, Calidad, Metrología y Reglamentos Técnicos (SENCAMER)
A0828 Servicio Autónomo de la Propiedad Intelectual (SAPI)
A1344 Instituto para la Defensa de las Personas en el Acceso a Bienes y Servicios (INDEPABIS)

Ministerio del Poder Popular para la Salud
A0025 Instituto Autónomo Hospital Universitario de Caracas (HUC)
A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)
A0119 Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)
A0153 Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)
A0181 Servicio Autónomo Instituto de Biomedicina
A0306 Fundación "José Félix Ribas" (FUNDARIBAS)
A0445 Fundación Hospital Cardiológico Infantil Latinoamericano Dr. Gilberto Rodríguez Ochoa
A0446 Fundación Misión Barrio Adentro
A0457 Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)
A0818 Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (CENASAI BOLÍVAR)
A0907 Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"
A0957 Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)
A0991 Servicio Autónomo de Contraloría Sanitaria (SACS)
A1602 Fundación Misión Niño Jesús

Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias
A0063 Instituto Venezolano de Investigaciones Científicas (IVIC)
A0191 Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)
A0209 Centro Nacional de Tecnologías de Información (CNTI)
A0233 Registro Nacional Único de Operadores de Sustancias Químicas Controladas
A0303 Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)
A0313 Fundación Instituto de Estudios Avanzados (IDEA)
A0314 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)
A0315 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)
A0316 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)
A0318 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)
A0319 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)
A0320 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)
A0321 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira (Fundacite-Táchira)
A0322 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)
A0333 Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)
A0334 Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)
A0338 Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)
A0355 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)

A0363 Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)
A0382 Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)
A0405 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)
A0429 Fundación Centro Nacional de Tecnología Química (CNTQ)
A0430 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)
A0431 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)
A0432 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)
A0433 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)
A0434 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)
A0435 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)
A0436 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)
A0437 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)
A0438 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)
A0439 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)
A0440 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)
A0442 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)
A0443 Fundación Centro Nacional de Desarrollo e Investigación en Telecomunicaciones (CENDIT)
A0458 Fundación Centro Nacional de Innovación Tecnológica (CENIT)
A0461 Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)
A0464 Fundación Infocentro
A0660 Instituto Postal Telegráfico de Venezuela (IPOSTEL)
A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)
A0927 Fondo Venezolano de Reconversión Industrial y Tecnológica (FONDOIN)
A0929 Fondo Nacional de Ciencia, Tecnología e Innovación (FONACIT)
A0937 Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)
A1301 Agencia Bolivariana para Actividades Espaciales (ABAE)

Ministerio del Poder Popular para las Comunas y Protección Social

A0046 Instituto Nacional de Capacitación y Educación Socialista (I.N.C.E.S)
A0047 Instituto Nacional del Menor (INAM)
A0124 Consejo Nacional para las Personas con Discapacidad (CONAPDIS)
A0305 Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)
A0326 Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)
A0480 Fundación Misión Negra Hipólita
A0487 Fundación "Misión Che Guevara"

A0842 Fondo de Desarrollo Microfinanciero (FONDEMI)
A0910 Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)
A0931 Servicio Autónomo Fondo Nacional de Protección de Niños, Niñas y Adolescentes (FNPNNA)
A0950 Instituto Nacional de Servicios Sociales (INASS)
A0953 Servicio Autónomo Fondo Nacional de los Consejos Comunales (SAFONACC)
A0954 Fondo para el Desarrollo Endógeno (FONENDÓGENO)

Ministerio del Poder Popular para la Mujer y la Igualdad de Género
A0456 Fundación Misión Madres del Barrio Josefa Joaquina Sánchez
A0936 Instituto Nacional de la Mujer (INAMUJER)

Ministerio del Poder Popular para la Energía Eléctrica
A0364 Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC)

Ministerio del Poder Popular de Planificación y Finanzas
A0121 Superintendencia de las Instituciones del Sector Bancario
A0122 Servicio Autónomo de Prestaciones Sociales de los Organismos de la Administración Central
A0123 Servicio Nacional Integrado de Administración Aduanera y Tributaria (SENIAT)
A0185 Superintendencia Nacional de Valores
A0325 Fundación Escuela de Gerencia Social (FEGS)
A0455 Fundación Escuela Venezolana de Planificación
A0463 Fundación Banco de Comercio Exterior (FUNDABANCOEX)
A0653 Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná (CORPOTULIPA)
A0806 Fondo de Protección Social de los Depósitos Bancarios (FOGADE)
A0955 Servicio Autónomo Comisión Nacional de Loterías (CONALOT)
A1370 Superintendencia de la Actividad Aseguradora
A1377 Bolsa Pública de Valores Bicentenaria

Ministerio del Poder Popular para Transporte y Comunicaciones
A0330 Fundación Fondo Nacional de Transporte Urbano (FONTUR)
A0367 Fundación Laboratorio Nacional de Vialidad (FUNDALANAVIAL)
A0658 Instituto Aeropuerto Internacional de Maiquetía (IAIM)
A0659 Instituto de Ferrocarriles del Estado (IFE)
A0661 Instituto Nacional de Canalizaciones (INC)
A0932 Instituto Nacional de los Espacios Acuáticos

Ministerio del Poder Popular para Vivienda y Hábitat
A0444 Fundación Misión Hábitat
A0662 Instituto Nacional de la Vivienda (INAVI)
A0711 Banco Nacional de Vivienda y Hábitat (BANAVIH)

Ministerio del Poder Popular para la Juventud
A0938 Instituto Nacional del Poder Popular de la Juventud

Ministerio del Poder Popular para el Servicio Penitenciario

A0003 Instituto Autónomo Caja de Trabajo Penitenciario
A0118 Fondo Nacional para Edificaciones Penitenciarias (FONEP)

REPÚBLICA BOLIVARIANA DE VENEZUELA

LEY DE PRESUPUESTO PARA EL EJERCICIO FISCAL 2012

Título III

TÍTULO III

PRESUPUESTOS DE INGRESOS, GASTOS Y OPERACIONES DE FINANCIAMIENTO DE LOS ENTES DESCENTRALIZADOS FUNCIONALMENTE DE LA REPÚBLICA, SIN FINES EMPRESARIALES

Artículo 46.- Se aprueba la estimación de los ingresos y fuentes de financiamiento y se acuerdan los presupuestos de gastos y aplicaciones financieras de los Entes Descentralizados de la República, Sin Fines Empresariales, que a continuación se señalan:

Asamblea Nacional

A0234 Fundación Cardiovascular de la Asamblea Nacional
A0238 Instituto de Previsión Social de los Parlamentarios
A0420 Fundación Televisora de la Asamblea Nacional (ANTV)
A1603 Fundación Radio de la Asamblea Nacional (A.N. RADIO)

Contraloría General de la República

A0398 Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)
A0416 Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON)

Ministerio del Poder Popular para Relaciones Exteriores

A0170 Servicio Autónomo Instituto de Altos Estudios Diplomáticos Pedro Gual

Ministerio del Poder Popular para la Defensa

A0005 Instituto Autónomo Círculo de las Fuerzas Armadas (IACFA)
A0044 Instituto de Oficiales de las Fuerzas Armadas en Situación de Retiro (IORFAN)
A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)
A0065 Oficina Coordinadora de la Prestación de los Servicios Educativos del Ministerio de la Defensa (OCPSE)
A0066 Servicio Autónomo de Salud de la Fuerza Armada Nacional
A0100 Unidad Naval Coordinadora de los Servicios de Carenado, Reparaciones de Casco, Reparaciones y Mantenimiento de Equipos y Sistemas de los Buques (UCOCAR)
A0126 Fondo Autónomo de Inversiones y Previsión Socio-económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA)
A0157 Servicio Autónomo de Bienes y Servicios del Ejército (SABSE)
A0192 Oficina Coordinadora de Hidrografía y Navegación (OCHINA)
A0193 Oficina Coordinadora de Apoyo Marítimo de la Armada (OCAMAR)
A0194 Servicio Autónomo sin Personalidad Jurídica de la Fuerza Aérea Venezolana (SAFAV)
A0195 Servicio Autónomo de Mantenimiento de Lanchas de la Guardia Nacional (SAMALGUARN)
A0448 Fundación de Atención Social del Ministerio de la Defensa (FUNDASMIN)
A0485 Fundación de Cardiología Integral (FUNDACARDIN)
A1375 Universidad Militar Bolivariana de Venezuela (UMBV)

Ministerio del Poder Popular para la Educación

A0056 Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)
A0129 Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)
A0135 Academia Nacional de Ciencias Económicas
A0136 Academia de Ciencias Físicas, Matemáticas y Naturales
A0137 Academia de Ciencias Políticas y Sociales
A0138 Academia Nacional de la Historia
A0139 Academia Venezolana de la Lengua
A0140 Academia Nacional de Medicina
A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)
A0387 Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)
A0409 Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)
A0410 Fundación Bolivariana de Informática y Telemática (FUNDABIT)
A0425 Fundación Samuel Robinson
A0477 Fundación Colombeia
A0484 Fundación Nacional El Niño Simón
A0911 Academia Nacional de la Ingeniería y el Hábitat

Ministerio del Poder Popular para el Trabajo y Seguridad Social

A0051 Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)
A0055 Instituto Venezolano de los Seguros Sociales (IVSS)
A0176 Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)

Ministerio del Poder Popular para el Ambiente

A0052 Instituto Nacional de Parques (INPARQUES)
A0064 Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)
A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)
A0103 Fundación Instituto Forestal Latinoamericano
A0107 Autoridad Única de Área Parque Nacional Archipiélago Los Roques
A0324 Fundación de Educación Ambiental
A0343 Fundación Laboratorio Nacional de Hidráulica
A0354 Fundación Nacional de Parques Zoológicos y Acuarios
A0909 Instituto Geográfico de Venezuela "Simón Bolívar"
A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)

Tribunal Supremo de Justicia

A0475 Fundación Gaceta Forense

Ministerio Público

A0239 Fundación para la Investigación, Capacitación y Desarrollo de la Función Fiscal

Procuraduría General de la República

A0403 Fundación Procuraduría

Ministerio del Poder Popular para Relaciones Interiores y Justicia

A0054 Instituto Autónomo de Previsión Social del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas
A0145 Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganíqueles
A0220 Servicio Nacional de Administración y Enajenación de Bienes Asegurados o Incautados, Confiscados y Decomisados
A0229 Fundación Venezolana para la Prevención y Tratamiento del Consumo de Drogas (FUNDAPRET)
A0236 Fondo Nacional de Bomberos y Bomberas y Administración de Emergencias de Carácter Civil
A0423 Fundación Misión Identidad
A0498 Fundación para la Asistencia Social de la Policía Metropolitana (FUNDAPOL)
A0940 Instituto Nacional de Transporte Terrestre (INTT)
A1303 Servicio Autónomo de Registros y Notarías (SAREN)
A1342 Servicio Administrativo de Identificación, Migración y Extranjería (SAIME)
A1355 Fondo Nacional Antidrogas
A1358 Universidad Nacional Experimental de la Seguridad (UNES)
A1605 Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (FASMIJ)

Defensoría del Pueblo

A0412 Fundación Juan Vives Suriá

Vicepresidencia de la República

A0010 Instituto Autónomo Comisión Nacional de Telecomunicaciones (CONATEL)
A0015 Corporación de Desarrollo de la Región Central (CORPOCENTRO)
A0016 Corporación de Desarrollo de la Región de los Llanos (CORPOLLANOS)
A0018 Corporación de Desarrollo de la Región de los Andes (CORPOANDES)
A0019 Corporación de Desarrollo de la Región Zuliana (CORPOZULIA)
A0312 Fundación para el Desarrollo de la Región Centro Occidental de Venezuela (FUDECO)
A0411 Fundación Pro-Patria 2000
A0460 Fundación Misión Milagro
A0830 Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)
A0908 Servicio Nacional de Contrataciones
A0939 Instituto Nacional de Aeronáutica Civil (INAC)

Ministerio del Poder Popular para la Agricultura y Tierras

A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)
A0204 Oficina Coordinadora de los Servicios Agropecuarios del Ministerio de la Defensa (O.C.S.A.)
A0226 Academia de Ciencias Agrícolas de Venezuela (ACAV)
A0426 Fundación Tierra Fértil
A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)
A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)
A0933 Instituto Nacional de Desarrollo Rural (INDER)
A0935 Instituto Nacional de Tierras (INTI)
A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)
A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)

Ministerio del Poder Popular para la Educación Universitaria

A0006 Colegio Universitario Francisco de Miranda
A0007 Colegio Universitario de Caracas
A0008 Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"
A0009 Colegio Universitario de Los Teques Cecilio Acosta "CULTCA"
A0011 Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)
A0026 Instituto Universitario de Tecnología Jacinto Navarro Vallenilla, Carúpano
A0028 Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital
A0029 Instituto Universitario de Tecnología Alonso Gamero, Coro
A0030 Instituto Universitario de Tecnología Agroindustrial Región Los Andes
A0032 Instituto Universitario de Tecnología de los Llanos
A0033 Instituto Universitario de Tecnología de Maracaibo
A0034 Instituto Universitario de Tecnología de Ejido
A0035 Instituto Universitario de Tecnología de Yaracuy
A0036 Instituto Universitario de Tecnología de Puerto Cabello
A0038 Instituto Universitario de Tecnología de Valencia
A0039 Instituto Universitario de Tecnología del Estado Trujillo
A0040 Instituto Universitario de Tecnología "José Antonio Anzoátegui ", El Tigre
A0042 Instituto Universitario de Tecnología de Cabimas
A0043 Instituto Universitario de Tecnología del Estado Portuguesa
A0045 Instituto Universitario de Tecnología de Cumana
A0048 Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"
A0053 Instituto Universitario de Tecnología Dr. Delfín Mendoza, Tucupita
A0060 Instituto Universitario de Tecnología de Caripito
A0080 Universidad del Zulia (LUZ)
A0081 Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)
A0082 Universidad de Oriente (UDO)
A0083 Universidad de Los Andes (ULA)
A0084 Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)
A0085 Universidad Nacional Experimental Rafael María Baralt (UNERMB)
A0086 Universidad Nacional Experimental Simón Bolívar (USB)
A0087 Universidad Nacional Abierta (UNA)
A0088 Universidad Nacional Experimental de Guayana (UNEG)
A0089 Universidad Centroccidental Lisandro Alvarado (UCLA)
A0090 Universidad Pedagógica Experimental Libertador (UPEL)
A0091 Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)
A0092 Universidad Nacional Experimental del Táchira (UNET)
A0093 Universidad Central de Venezuela (UCV)
A0094 Universidad de Carabobo (UC)
A0095 Universidad Nacional Experimental Simón Rodríguez (UNESR)
A0096 Universidad Nacional Experimental Francisco de Miranda (UNEFM)
A0186 Universidad Nacional Experimental del Yaracuy (UNEY)
A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)
A0208 Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)
A0307 Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación

Superior (FAMES)
A0413 Fundación Poliedro de Caracas
A0415 Fundación Misión Sucre
A0427 Fundación Centro Internacional Miranda
A0466 Fundación Dr. Alejandro Próspero Reverend
A0912 Universidad Nacional Experimental Marítima del Caribe (UNEMC)
A0925 Instituto Universitario de Tecnología del Estado Bolívar
A0942 Universidad Bolivariana de Venezuela (UBV)
A0952 Universidad Deportiva del Sur
A1315 Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)
A1322 Universidad Nacional Experimental de las Artes (UNEARTE)
A1350 Universidad Bolivariana de Trabajadores "Jesús Rivero"
A1364 Universidad Politécnica Territorial del Alto Apure Pedro Camejo
A1365 Universidad Politécnica Territorial del Estado Barinas José Félix Ribas
A1366 Universidad Politécnica Territorial de Barlovento Argelia Laya
A1367 Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco
A1368 Universidad Politécnica Territorial del Norte del Táchira Manuela Saenz
A1369 Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa

Ministerio del Poder Popular para la Comunicación y la Información
A0079 Servicio Autónomo Imprenta Nacional y Gaceta Oficial
A0468 Fundación Televisora Venezolana Social (TEVES)
A0474 Fundación Premio Nacional de Periodismo
A0490 Fundación Ávila TV
A1601 Fundación El Correo del Orinoco

Ministerio del Poder Popular del Despacho de la Presidencia
A0198 Instituto Nacional de Estadística (INE)
A0216 Fundación "Pueblo Soberano"
A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)
A0663 Instituto Nacional de Hipódromos (INH)
A1604 Fundación Oficina Presidencial de Planes y Proyectos Especiales

Ministerio del Poder Popular para la Alimentación
A0057 Instituto Nacional de Nutrición (INN)
A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)

Ministerio del Poder Popular para las Industrias Básicas y Minería
A0024 Corporación Venezolana de Guayana (C.V.G.)
A0199 Instituto Nacional de Geología y Minería (INGEOMIN)
A0428 Fundación Misión Piar

Ministerio del Poder Popular para el Turismo
A0906 Servicio Autónomo Superintendencia Nacional de Actividades Hípicas (SUNAHIP)
A0943 Colegio Universitario Hotel Escuela de los Andes Venezolanos (CUHELAV)
A1329 Instituto Nacional de Turismo (INATUR)

Ministerio del Poder Popular para la Energía y Petróleo

A0356 Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"
A0361 Fundación Oro Negro
A0418 Fundación Misión Ribas
A0489 Fundación Fondo Nacional para la Producción Lechera
A0900 Ente Nacional del Gas (ENAGAS)
A0956 Servicio Autónomo de Metrología de Hidrocarburos

Ministerio del Poder Popular para la Cultura

A0002 Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas
A0150 Instituto del Patrimonio Cultural
A0158 Compañía Nacional de Teatro
A0161 Fundación Compañía Nacional de Música
A0301 Fundación Biblioteca Ayacucho
A0342 Fundación Casa Nacional de las Letras Andrés Bello
A0371 Fundación Vicente Emilio Sojo
A0372 Fundación Teatro Teresa Carreño
A0373 Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos
A0374 Fundación Librerías del Sur
A0375 Fundación Casa del Artista
A0378 Centro de la Diversidad Cultural
A0390 Fundación Cinemateca Nacional
A0417 Fundación Centro Nacional de la Fotografía (CENAF)
A0424 Fundación Museos Nacionales
A0449 Fundación Distribuidora Venezolana de la Cultura
A0450 Fundación Compañía Nacional de Danza
A0451 Fundación Villa del Cine
A0452 Fundación Misión Cultura
A0453 Fundación Editorial El Perro y La Rana
A0454 Fundación Distribuidora Nacional de Cine, Amazonía Films
A0459 Fundación Red de Arte
A0462 Fundación Imprenta de la Cultura
A0469 Fundación Centro Nacional del Disco (CENDIS)
A0486 Fundación Centro Nacional de la Historia
A0821 Centro Nacional Autónomo de Cinematografía (CNAC)
A0829 Centro Nacional del Libro (CNL)
A0948 Instituto de las Artes Escénicas y Musicales
A0949 Instituto de las Artes de la Imagen y el Espacio

Ministerio del Poder Popular para el Deporte

A0049 Instituto Nacional de Deportes (IND)
A0479 Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jovenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)

Ministerio del Poder Popular para el Comercio

A0205 Servicio Autónomo Nacional de Normalización, Calidad, Metrología y Reglamentos Técnicos (SENCAMER)
A0828 Servicio Autónomo de la Propiedad Intelectual (SAPI)
A1344 Instituto para la Defensa de las Personas en el Acceso a Bienes y Servicios (INDEPABIS)

Ministerio del Poder Popular para la Salud

A0025 Instituto Autónomo Hospital Universitario de Caracas (HUC)
A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)
A0119 Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)
A0153 Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)
A0181 Servicio Autónomo Instituto de Biomedicina
A0306 Fundación "José Félix Ribas" (FUNDARIBAS)
A0445 Fundación Hospital Cardiológico Infantil Latinoamericano Dr. Gilberto Rodríguez Ochoa
A0446 Fundación Misión Barrio Adentro
A0457 Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)
A0818 Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (CENASAI BOLÍVAR)
A0907 Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"
A0957 Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)
A0991 Servicio Autónomo de Contraloría Sanitaria (SACS)
A1602 Fundación Misión Niño Jesús

Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias

A0063 Instituto Venezolano de Investigaciones Científicas (IVIC)
A0191 Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)
A0209 Centro Nacional de Tecnologías de Información (CNTI)
A0233 Registro Nacional Único de Operadores de Sustancias Químicas Controladas
A0303 Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)
A0313 Fundación Instituto de Estudios Avanzados (IDEA)
A0314 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)
A0315 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)
A0316 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)
A0318 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)
A0319 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)
A0320 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)
A0321 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira (Fundacite-Táchira)
A0322 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)
A0333 Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)
A0334 Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)
A0338 Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)
A0355 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)

A0363 Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)
A0382 Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)
A0405 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)
A0429 Fundación Centro Nacional de Tecnología Química (CNTQ)
A0430 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)
A0431 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)
A0432 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)
A0433 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)
A0434 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)
A0435 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)
A0436 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)
A0437 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)
A0438 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)
A0439 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)
A0440 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)
A0442 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)
A0443 Fundación Centro Nacional de Desarrollo e Investigación en Telecomunicaciones (CENDIT)
A0458 Fundación Centro Nacional de Innovación Tecnológica (CENIT)
A0461 Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)
A0464 Fundación Infocentro
A0660 Instituto Postal Telegráfico de Venezuela (IPOSTEL)
A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)
A0927 Fondo Venezolano de Reconversión Industrial y Tecnológica (FONDOIN)
A0929 Fondo Nacional de Ciencia, Tecnología e Innovación (FONACIT)
A0937 Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)
A1301 Agencia Bolivariana para Actividades Espaciales (ABAE)

Ministerio del Poder Popular para las Comunas y Protección Social

A0046 Instituto Nacional de Capacitación y Educación Socialista (I.N.C.E.S)
A0047 Instituto Nacional del Menor (INAM)
A0124 Consejo Nacional para las Personas con Discapacidad (CONAPDIS)
A0305 Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)
A0326 Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)
A0480 Fundación Misión Negra Hipólita
A0487 Fundación "Misión Che Guevara"

A0842 Fondo de Desarrollo Microfinanciero (FONDEMI)
A0910 Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)
A0931 Servicio Autónomo Fondo Nacional de Protección de Niños, Niñas y Adolescentes (FNPNNA)
A0950 Instituto Nacional de Servicios Sociales (INASS)
A0953 Servicio Autónomo Fondo Nacional de los Consejos Comunales (SAFONACC)
A0954 Fondo para el Desarrollo Endógeno (FONENDÓGENO)

Ministerio del Poder Popular para la Mujer y la Igualdad de Género
A0456 Fundación Misión Madres del Barrio Josefa Joaquina Sánchez
A0936 Instituto Nacional de la Mujer (INAMUJER)

Ministerio del Poder Popular para la Energía Eléctrica
A0364 Fundación para el Desarrollo del Servicio Eléctrico (FUNDELEC)

Ministerio del Poder Popular de Planificación y Finanzas
A0121 Superintendencia de las Instituciones del Sector Bancario
A0122 Servicio Autónomo de Prestaciones Sociales de los Organismos de la Administración Central
A0123 Servicio Nacional Integrado de Administración Aduanera y Tributaria (SENIAT)
A0185 Superintendencia Nacional de Valores
A0325 Fundación Escuela de Gerencia Social (FEGS)
A0455 Fundación Escuela Venezolana de Planificación
A0463 Fundación Banco de Comercio Exterior (FUNDABANCOEX)
A0653 Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná (CORPOTULIPA)
A0806 Fondo de Protección Social de los Depósitos Bancarios (FOGADE)
A0955 Servicio Autónomo Comisión Nacional de Loterías (CONALOT)
A1370 Superintendencia de la Actividad Aseguradora
A1377 Bolsa Pública de Valores Bicentenaria

Ministerio del Poder Popular para Transporte y Comunicaciones
A0330 Fundación Fondo Nacional de Transporte Urbano (FONTUR)
A0367 Fundación Laboratorio Nacional de Vialidad (FUNDALANAVIAL)
A0658 Instituto Aeropuerto Internacional de Maiquetía (IAIM)
A0659 Instituto de Ferrocarriles del Estado (IFE)
A0661 Instituto Nacional de Canalizaciones (INC)
A0932 Instituto Nacional de los Espacios Acuáticos

Ministerio del Poder Popular para Vivienda y Hábitat
A0444 Fundación Misión Hábitat
A0662 Instituto Nacional de la Vivienda (INAVI)
A0711 Banco Nacional de Vivienda y Hábitat (BANAVIH)

Ministerio del Poder Popular para la Juventud
A0938 Instituto Nacional del Poder Popular de la Juventud

Ministerio del Poder Popular para el Servicio Penitenciario

A0003 Instituto Autónomo Caja de Trabajo Penitenciario
A0118 Fondo Nacional para Edificaciones Penitenciarias (FONEP)

01
Asamblea Nacional

Asamblea Nacional

A0234 Fundación Cardiovascular de la Asamblea Nacional
A0238 Instituto de Previsión Social de los Parlamentarios
A0420 Fundación Televisora de la Asamblea Nacional (ANTV)
A1603 Fundación Radio de la Asamblea Nacional (A.N. RADIO)

A0234

Fundación Cardiovascular de la Asamblea Nacional

FUNDACIÓN CARDIOVASCULAR DE LA ASAMBLEA NACIONAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Cardiovascular de la Asamblea Nacional, fue creada mediante Resolución del extinto Congreso de la República con el nombre de Fundación del Congreso de la República para el Tratamiento Cardiovascular, (Gaceta Oficial N° 35.318 de fecha 15-10-93), cuyo objeto es la investigación de las enfermedades cardiovasculares, la rehabilitación de los pacientes cardiópatas, tratamientos cardiovasculares, entre otras.

En fecha 15-11-2005, se cambia el nombre a Fundación Cardiovascular de la Asamblea Nacional. Para el año 2012 realizara el proyecto "Fortalecer la Atención a los Ciudadanos/Ciudadanas en el Área Cardiológica, Metabólica y de Nutrición" el cual tiene como objetivos: Desarrollar políticas de salud orientadas a la prevención en todos los niveles de enfermedades cardiológicas y metabólicas, fomentar los trabajos de investigación y asistencia médica en estas áreas, sí como la atención integral en las áreas cardiológica y metabólica, desarrollando actividades educativas, despistajes, consultas, investigaciones y estudios de imágenes, tendientes a la prevención, diagnostico y tratamiento de las enfermedades asociadas a la salud cardiovascular.

Con la realización del citado Proyecto se espera desarrollar actividades en todos los niveles de prevención para lograr diagnostico y tratamientos en las enfermedades de cardiovascular y diabetes, ofreciendo talleres, charlas y jornadas médicas a los Parlamentarios, Jubilados, Pensionados, Empleados, Familiares y de igual forma se pondrán establecer exoneraciones a la población de escasos recursos, así como realizar estudios en cuanto a los avances científicos en esas áreas, permitiendo con esto atender a un total de 13.392 beneficiarios.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**6.226.548**
INGRESOS CORRIENTES ORDINARIOS	6.226.548
TRANSFERENCIAS CORRIENTES	6.226.548
Transferencias corrientes del sector público	6.226.548
Transferencias corrientes internas recibidas del sector público	6.226.548
De la República	6.226.548
TOTAL RECURSOS	**6.226.548**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**6.226.548**
GASTOS DE CONSUMO	6.226.548
Remuneraciones	4.278.173
Sueldos, salarios y otras retribuciones	2.123.813
Beneficios y complementos de sueldos y salarios	903.091
Aportes patronales	235.695
Prestaciones sociales y otras indemnizaciones	340.574
Asistencia socioeconómica	675.000
Compra de bienes y servicios	1.725.604
Bienes de consumo	736.365
Servicios no personales	989.239
Impuestos indirectos	222.771
TOTAL GASTOS	**6.226.548**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116373	Fortalecer la Atención a los Ciudadanos/Ciudadanas en el Área Cardiológica, Metabólica y de Nutrición	Consulta / Seminario			13.392		6.226.548			6.226.548
TOTAL							**6.226.548**			**6.226.548**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**16**	**7**		**23**	**1.331.500**		**1.331.500**
Alto Nivel y de Dirección	1	1		2	205.920		205.920
Profesional y Técnico	7			7	298.317		298.317
Personal Administrativo	7	3		10	562.738		562.738
Personal Médico		2		2	214.500		214.500
Obrero	1	1		2	50.025		50.025
Personal Fijo a Tiempo Parcial	**3**	**5**		**8**	**274.580**		**274.580**
Profesional y Técnico	1	2		3	109.380		109.380
Personal Médico	2	3		5	165.200		165.200
Personal Contratado	**7**	**2**		**9**	**517.730**		**517.730**
Profesional y Técnico	5	1		6	207.090		207.090
Personal Médico	2	1		3	310.640		310.640
TOTAL	**26**	**14**		**40**	**2.123.810**		**2.123.810**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	4.278.173
4.02	Materiales, suministros y mercancías	736.365
4.03	Servicios no personales	1.212.010
	TOTAL	**6.226.548**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**6.226.548**
INGRESOS CORRIENTE ORDINARIO	6.226.548
TRANSFERENCIAS CORRIENTES	6.226.548
Transferencias corrientes del sector público	6.226.548
Transferencias corrientes internas recibidas del sector público	6.226.548
De la República	6.226.548
Recursos Ordinarios	6.226.548
1.2 GASTOS CORRIENTES	**6.226.548**
GASTOS DE CONSUMO	6.226.548
Remuneraciones	4.278.173
Sueldos, salarios y otras retribuciones	2.123.813
Beneficios y complementos de sueldos y salarios	903.091
Aportes patronales	235.695
Prestaciones sociales y otras indemnizaciones	340.574
Asistencia socioeconómica	675.000
Compra de bienes y servicios	1.725.604
Bienes de consumo	736.365
Servicios no personales	989.239
Impuestos indirectos	222.771
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	**0**

A0238

Instituto de Previsión Social de los Parlamentarios

INSTITUTO DE PREVISIÓN SOCIAL DE LOS PARLAMENTARIOS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto de Previsión Social de los Parlamentarios es una Institución sin fines de lucro creada para garantizar el bienestar, desarrollo, formación y protección socio-económica de los Parlamentarios, jubilados y Pensionados de la Asamblea Nacional.

Para este Proyecto se encuentran asignados, Ochenta y Dos millones Novecientos Cincuenta y Cinco Mil Ochocientos Treinta y Nueve Bolívares (Bs. 82.955.839,00).

La asignación para el año 2012, desempeña un rol preventivo dentro del Instituto de Previsión Social del Parlamentario ya que de esta manera puede tener una visión de los mismos para ser utilizados y a su vez optimizar los recursos de la Nación.

A tales efectos, el Instituto de Previsión Social del Parlamentario utilizará sus recursos para garantizar, impulsar y promover servicios de calidad que aseguren el bienestar y protección social y económica a los Parlamentarios activos, jubilados y pensionados, mediante una coordinación, supervisión y control de su seguro de hospitalización y vida, caja de ahorros, ayudas especiales y otras actividades que tiendan en pro de sus miembros.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**82.955.839**
INGRESOS CORRIENTES ORDINARIOS	82.955.839
TRANSFERENCIAS CORRIENTES	82.955.839
Transferencias corrientes del sector público	82.955.839
Transferencias corrientes internas recibidas del sector público	82.955.839
De la República	82.955.839
TOTAL RECURSOS	**82.955.839**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**82.662.034**
GASTOS DE CONSUMO	26.802.867
Remuneraciones	26.218.535
Sueldos, salarios y otras retribuciones	1.154.640
Beneficios y complementos de sueldos y salarios	1.428.723
Aportes patronales	56.910
Prestaciones sociales y otras indemnizaciones	264.280
Asistencia socioeconómica	23.313.982
Compra de bienes y servicios	490.245
Bienes de consumo	186.425
Servicios no personales	303.820
Impuestos indirectos	94.087
TRANSFERENCIAS Y DONACIONES CORRIENTES	55.859.167
Al sector privado	55.859.167
Transferencias corrientes al sector privado	55.859.167
Directas a personas	55.859.167
Jubilaciones y otros beneficios asociados	55.859.167
GASTOS DE CAPITAL	**293.805**
INVERSIÓN REAL DIRECTA	293.805
Formación bruta de capital Fijo	286.205
Maquinaria, equipos y otros bienes muebles	286.205
Bienes intangibles	7.600
TOTAL GASTOS	**82.955.839**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116374	Instituto de Previsión Social del Parlamentario	Informe			6.924		82.955.839			82.955.839
TOTAL							82.955.839			82.955.839

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**10**	**9**		**19**	**1.076.696**		**1.076.696**
Personal Administrativo	10	9		19	1.076.696		1.076.696
Personal Contratado	**2**	**1**		**3**	**66.000**		**66.000**
Obrero	2	1		3	66.000		66.000
TOTAL	**12**	**10**		**22**	**1.142.696**		**1.142.696**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**120**	**5**	**125**	**12.806.734**
Altos Funcionarios y de Elección Popular	120	5	125	12.806.734
Jubilados	**13**	**180**	**193**	**42.883.786**
Altos Funcionarios y de Elección Popular	13	180	193	42.883.786
TOTAL	**133**	**185**	**318**	**55.690.520**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	26.218.535
4.02	Materiales, suministros y mercancías	186.425
4.03	Servicios no personales	397.907
4.04	Activos reales	293.805
4.07	Transferencias y donaciones	55.859.167
	TOTAL	**82.955.839**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**82.955.839**
INGRESOS CORRIENTES ORDINARIOS	82.955.839
TRANSFERENCIAS CORRIENTES	82.955.839
Transferencias corrientes del sector público	82.955.839
Transferencias corrientes internas recibidas del sector público	82.955.839
De la República	82.955.839
Recursos Ordinarios	82.955.839
1.2 GASTOS CORRIENTES	**82.662.034**
GASTOS DE CONSUMO	26.802.867
Remuneraciones	26.218.535
Sueldos, salarios y otras retribuciones	1.154.640
Beneficios y complementos de sueldos y salarios	1.428.723
Aportes patronales	56.910
Prestaciones sociales y otras indemnizaciones	264.280
Asistencia socioeconómica	23.313.982
Compra de bienes y servicios	490.245
Bienes de consumo	186.425
Servicios no personales	303.820
Impuestos indirectos	94.087
TRANSFERENCIAS Y DONACIONES CORRIENTES	55.859.167
Al sector privado	55.859.167
Transferencias corrientes al sector privado	55.859.167
Directas a personas	55.859.167
Jubilaciones y otros beneficios asociados	55.859.167
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**293.805**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**293.805**
RECURSOS PROPIOS DE CAPITAL	293.805
Ahorro en Cuenta Corriente	293.805
2.2 GASTOS DE CAPITAL	**293.805**
INVERSIÓN REAL DIRECTA	293.805
Formación bruta de capital Fijo	286.205
Maquinaria, equipos y otros bienes muebles	286.205
Bienes intangibles	7.600
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0420

Fundación Televisora de la Asamblea Nacional (ANTV)

FUNDACIÓN TELEVISORA DE LA ASAMBLEA NACIONAL (ANTV)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Fundación Televisora de la Asamblea Nacional (A.N.T.V.), fue creada mediante resolución administrativa de la Directiva de la Asamblea Nacional, publicada en Gaceta Oficial el martes 15 de febrero de 2005, bajo el número 38.127 y registrada en el Registro Inmobiliario del Primer Circuito del Municipio Libertador del Distrito Federal, con fecha de otorgamiento para el día 24 de marzo de 2005, bajo el Número 33, Protocolo 1, Tomo 25.

La misión de la Fundación es la creación de un canal de información, opinión y formación, de carácter político, cuyo contenido sea entretenido, ameno y dinámico, con altísima calidad y estética propia, que permita promover la participación ciudadana para la apropiación colectiva de la estructura política; y así impulsar y promover la contraloría social en el proceso de elaboración de leyes y su gestión pública, el respeto por el patrimonio de una nación pluricultural y multiétnica, el respeto a los derechos humanos, activación de procesos sociales y culturales, con el objeto de consolidar la autodeterminación e integración de los pueblos y la concepción pluripolar del orden mundial.

La visión es la de ser un canal formativo, con gran audiencia nacional que promueva el respeto y la tolerancia, a través de un lenguaje audiovisual innovador que vincule la audiencia con el acontecer legislativo que adelanta la Asamblea Nacional, así como producir y difundir programación televisiva que refleje el trabajo legislativo y la realidad nacional e internacional.

Su objetivo General es la construcción de un medio de comunicación de carácter político y educativo que difunda el desarrollo del trabajo competente a la Asamblea Nacional, a fin de cumplir el mandato constitucional de consolidación de la democracia participativa y protagónica.

FUNCIONES GENERALES:

1.- Crear una estructura televisiva nacional de alta calidad para la transmisión de contenidos.

2.- Ofrecer información de las actividades de la Asamblea Nacional (debates parlamentarios, trabajo de las comisiones, investigaciones, actos protocolares) de forma inmediata, creíble, veraz, balanceada y contextualizada.

3.- Difundir perspectivas diversas en torno a los grandes temas y preocupaciones nacionales para el fomento del debate y la conciencia crítica ciudadana.

4.- Fomentar la participación protagónica, organización y articulación de los pueblos mediante la creación de espacios para la difusión de las voces de la ciudadanía.

5.- Desarrollar espacios pedagógicos sobre las leyes promulgadas a fin de fomentar su cumplimiento.

6.- Difundir el trabajo de La Asamblea Nacional durante 8.784 horas.

7.- Producir 2.964 programas y noticieros de la realidad nacional e Internacional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**49.177.901**
INGRESOS CORRIENTES ORDINARIOS	49.177.901
TRANSFERENCIAS CORRIENTES	49.177.901
Transferencias corrientes del sector público	49.177.901
Transferencias corrientes internas recibidas del sector público	49.177.901
De la República	49.177.901
TOTAL RECURSOS	**49.177.901**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**46.643.322**
GASTOS DE CONSUMO	46.643.322
Remuneraciones	39.007.074
Sueldos, salarios y otras retribuciones	14.543.642
Beneficios y complementos de sueldos y salarios	9.294.518
Aportes patronales	4.861.176
Prestaciones sociales y otras indemnizaciones	4.692.962
Asistencia socioeconómica	5.614.776
Compra de bienes y servicios	6.467.626
Bienes de consumo	2.029.275
Servicios no personales	4.438.351
Impuestos indirectos	1.168.622
GASTOS DE CAPITAL	**2.534.579**
INVERSIÓN REAL DIRECTA	2.534.579
Formación bruta de capital Fijo	1.818.229
Maquinaria, equipos y otros bienes muebles	1.738.229
Construcciones de bienes de dominio privado	80.000
Bienes intangibles	716.350
TOTAL GASTOS	**49.177.901**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114851	Promover la Soberanía Comunicacional a Través de la ANTV.	Hora			11.748		49.177.901			49.177.901
	TOTAL						**49.177.901**			**49.177.901**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**98**	**161**		**259**	**10.175.213**		**10.175.213**
Alto Nivel y de Dirección	14	8		22	2.674.681		2.674.681
Profesional y Técnico	47	141		188	5.925.420		5.925.420
Personal Administrativo	37	12		49	1.575.112		1.575.112
Personal Contratado	**13**	**50**		**63**	**1.542.804**		**1.542.804**
Profesional y Técnico	10	43		53	1.323.492		1.323.492
Personal Administrativo	3	7		10	219.312		219.312
TOTAL	**111**	**211**		**322**	**11.718.017**		**11.718.017**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	39.007.074
4.02	Materiales, suministros y mercancías	2.029.275
4.03	Servicios no personales	5.606.973
4.04	Activos reales	2.534.579
	TOTAL	**49.177.901**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**49.177.901**
INGRESOS CORRIENTES ORDINARIOS	49.177.901
TRANSFERENCIAS CORRIENTES	49.177.901
Transferencias corrientes del sector público	49.177.901
Transferencias corrientes internas recibidas del sector público	49.177.901
De la República	49.177.901
Recursos Ordinarios	49.177.901
1.2 GASTOS CORRIENTES	**46.643.322**
GASTOS DE CONSUMO	46.643.322
Remuneraciones	39.007.074
Sueldos, salarios y otras retribuciones	14.543.642
Beneficios y complementos de sueldos y salarios	9.294.518
Aportes patronales	4.861.176
Prestaciones sociales y otras indemnizaciones	4.692.962
Asistencia socioeconómica	5.614.776
Compra de bienes y servicios	6.467.626
Bienes de consumo	2.029.275
Servicios no personales	4.438.351
Impuestos indirectos	1.168.622
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.534.579**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.534.579**
RECURSOS PROPIOS DE CAPITAL	2.534.579
Ahorro en Cuenta Corriente	2.534.579

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**2.534.579**
INVERSIÓN REAL DIRECTA	2.534.579
Formación bruta de capital Fijo	1.818.229
Maquinaria, equipos y otros bienes muebles	1.738.229
Construcciones de bienes de dominio privado	80.000
Bienes intangibles	716.350
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A1603

Fundación Radio de la Asamblea Nacional (A.N. RADIO)

FUNDACIÓN RADIO DE LA ASAMBLEA NACIONAL (A.N. RADIO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Para el ejercicio económico 2012 la Fundación Radio de la Asamblea Nacional, con los recursos asignados por el Ejecutivo Nacional que ascienden a la cantidad de Cuatro Millones Noventa Mil Cuatrocientos Doce Bolívares sin Céntimos (Bs. 4.090.412,00) espera dar cobertura a su premisa fundamental que se enmarca en fortalecer el Sistema Nacional de Medios Públicos a través de la difusión del trabajo parlamentario.

Es así que hoy contamos con una infraestructura recién acondicionada para poner en marcha todas y cada una de las actividades previstas, con la expectativa clara de poder cubrir otros espacios de nuestra geografía nacional de la mano del posicionamiento que en la actualidad estamos manejando.

Para dar alcance a metas y objetivos no sólo contamos con recursos financieros y de infraestructura, pues estamos acompañados de un excelente equipo, magnífico talento humano que trabaja y entrega sus esfuerzos en pro de la recién creada AN RADIO.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**4.090.412**
INGRESOS CORRIENTES ORDINARIOS	4.090.412
TRANSFERENCIAS CORRIENTES	4.090.412
Transferencias corrientes del sector público	4.090.412
Transferencias corrientes internas recibidas del sector público	4.090.412
De la República	4.090.412
TOTAL RECURSOS	**4.090.412**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**4.030.412**
GASTOS DE CONSUMO	4.030.412
Remuneraciones	3.695.615
Sueldos, salarios y otras retribuciones	1.272.000
Beneficios y complementos de sueldos y salarios	1.237.520
Aportes patronales	133.000
Prestaciones sociales y otras indemnizaciones	328.295
Asistencia socioeconómica	724.800
Compra de bienes y servicios	334.797
Bienes de consumo	194.097
Servicios no personales	140.700
GASTOS DE CAPITAL	**60.000**
INVERSIÓN REAL DIRECTA	60.000
Formación bruta de capital Fijo	60.000
Maquinaria, equipos y otros bienes muebles	60.000
TOTAL GASTOS	**4.090.412**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115223	Fortalecer el Sistema Nacional de Medios Públicos desde la Radio de la Asamblea Nacional	Actividad Difundida			9.072		4.090.412			4.090.412
	TOTAL						**4.090.412**			**4.090.412**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**12**	**8**		**20**	**922.000**		**922.000**
Alto Nivel y de Dirección	2			2	192.000		192.000
Directivo	1	1		2	168.000		168.000
Profesional y Técnico	5	4		9	370.000		370.000
Personal Administrativo	2	2		4	120.000		120.000
Obrero	2	1		3	72.000		72.000
Personal Contratado	**5**	**3**		**8**	**350.000**		**350.000**
Profesional y Técnico	5	3		8	350.000		350.000
TOTAL	**17**	**11**		**28**	**1.272.000**		**1.272.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	3.695.615
4.02	Materiales, suministros y mercancías	194.097
4.03	Servicios no personales	140.700
4.04	Activos reales	60.000
	TOTAL	**4.090.412**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.090.412**
INGRESOS CORRIENTES ORDINARIOS	4.090.412
TRANSFERENCIAS CORRIENTES	4.090.412
Transferencias corrientes del sector público	4.090.412
Transferencias corrientes internas recibidas del sector público	4.090.412
De la República	4.090.412
Recursos Ordinarios	4.090.412
1.2 GASTOS CORRIENTES	**4.030.412**
GASTOS DE CONSUMO	4.030.412
Remuneraciones	3.695.615
Sueldos, salarios y otras retribuciones	1.272.000
Beneficios y complementos de sueldos y salarios	1.237.520
Aportes patronales	133.000
Prestaciones sociales y otras indemnizaciones	328.295
Asistencia socioeconómica	724.800
Compra de bienes y servicios	334.797
Bienes de consumo	194.097
Servicios no personales	140.700
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**60.000**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**60.000**
RECURSOS PROPIOS DE CAPITAL	60.000
Ahorro en Cuenta Corriente	60.000
2.2 GASTOS DE CAPITAL	**60.000**
INVERSIÓN REAL DIRECTA	60.000
Formación bruta de capital Fijo	60.000
Maquinaria, equipos y otros bienes muebles	60.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

02
Contraloría General de la República

Contraloría General de la República

A0398 Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)

A0416 Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON)

A0398

Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)

FUNDACIÓN INSTITUTO DE ALTOS ESTUDIOS DE CONTROL FISCAL Y AUDITORIA DE ESTADO GUMERSINDO TORRES (COFAE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE), tiene un presupuesto Bs. 40.556.831, cuyo financiamiento proviene de las siguientes fuentes: Transferencias de la República a Través de la Contraloría General de la República (CGR) Bs. 11.315.667, ingresos propios derivados de la venta de bienes y servicios e ingresos de la propiedad Bs. 12.835.955, recursos de capital Bs. 363.352 y recursos financieros Bs. 16.041.857.

POLITICA DE FINANCIAMIENTO

Incrementar los servicios académicos, a través del aumento del número de actividades académicas en Compañía, en Sede, así como los Seminarios y Conferencias.

Este aumento vendrá dado por la continuación de programas de capacitación para la CGR y por la captación de nuevos participantes de distintos organismos políticos y privados.

Aumentar la tarifa por horas académicas. La tarifa horaria esta directamente vinculada con la Unidad Tributaria y la inflación, se estima que la tarifa por hora académica para el ejercicio 2012 tenga un valor accesible a los distintos demandantes

Se estima recursos económicos a captar por el aumento de las actividades académicas y el incremento de la tarifa.

Obtener Ingresos por edición y venta de libros y textos, entre otros.

POLÍTICA DE GASTOS

Racionalizar los gastos de funcionamiento de la Fundación a montos mínimos imprescindibles para brindar un servicio de capacitación técnica especializada de óptima calidad.

Actualizar la plataforma informática, consolidar y ampliar la educación a distancia.

Consolidar los programas de capacitación integral.

Iniciar la primera cohorte de la especialización en Auditoria y Control de Estado.

POLITICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE

Capacitar a una población aproximada de 4.840 participantes en sus actividades presénciales.

Impartir educación a distancia a 100 participantes.

Exonerar del pago de la matrícula a la Contraloría General de la Republica, Fundación para los Servicios de Salud y Protección Social de la Contraloría General de la República (SERSACÓN), extensible a los miembros del Poder Ciudadano.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**24.151.622**
INGRESOS CORRIENTES ORDINARIOS	24.151.622
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	12.279.891
Venta de otros bienes y servicios	12.279.891
INGRESOS DE LA PROPIEDAD	556.064
Intereses	556.064
Intereses internos	556.064
Intereses por depósitos	556.064
TRANSFERENCIAS CORRIENTES	11.315.667
Transferencias corrientes del sector público	11.315.667
Transferencias corrientes internas recibidas del sector público	11.315.667
De la República	11.315.667
INGRESOS DE CAPITAL	**363.352**
RECURSOS PROPIOS DE CAPITAL	363.352
Incremento de la depreciación y amortización acumuladas	363.352
FUENTES DE FINANCIAMIENTO	**16.041.857**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	16.041.857
Disminución de otros activos financieros	16.041.857
Disminución de disponibilidades	15.845.005
Disminución de Bancos	5.482.813
Disminución de inversiones temporales	10.362.192
Disminución de cuentas por cobrar a corto plazo	196.852
Disminución de cuentas comerciales por cobrar a corto plazo	196.852
TOTAL RECURSOS	**40.556.831**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**34.697.486**
GASTOS DE CONSUMO	34.603.774
Remuneraciones	26.683.302
Sueldos, salarios y otras retribuciones	11.415.564
Beneficios y complementos de sueldos y salarios	8.646.142
Aportes patronales	918.780
Prestaciones sociales y otras indemnizaciones	3.016.740
Asistencia socioeconómica	2.686.076
Compra de bienes y servicios	6.178.392
Bienes de consumo	3.135.996
Servicios no personales	3.042.396
Impuestos indirectos	1.378.728
Depreciación y amortización	363.352
TRANSFERENCIAS Y DONACIONES CORRIENTES	93.712
Al sector privado	93.712
Transferencias corrientes al sector privado	83.712
Directas a personas	83.712
Pensiones y otros beneficios asociados	83.712
Donaciones corrientes al sector privado	10.000
Donaciones a personas	10.000
GASTOS DE CAPITAL	**5.299.140**
INVERSIÓN REAL DIRECTA	5.299.140
Formación bruta de capital Fijo	5.299.140
Maquinaria, equipos y otros bienes muebles	4.759.140
Construcciones de bienes de dominio privado	540.000
APLICACIONES FINANCIERAS	**560.205**
INVERSIÓN FINANCIERA	560.205
Incremento de otros activos financieros	560.205
Incremento de otros activos financieros circulantes	560.205
TOTAL GASTOS	**40.556.831**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116105	Formación y Desarrollo de Especialistas en Control Fiscal y Auditoria de Estado	Funcionario Capacitado			4.950	15.950.875	11.315.667			27.266.542
116112	Gestión de Eventos Culturales	Evento Asistido			32	2.747.436				2.747.436
	TOTAL					18.698.311	11.315.667			30.013.978

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	7.827.732				7.827.732
02	Gestión Administrativa	2.631.409				2.631.409
03	Previsión y Protección Social	83.712				83.712
	TOTAL	10.542.853				10.542.853

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**51**	**50**		**101**	**5.609.628**	**239.365**	**5.848.993**
Alto Nivel y de Dirección		1		1	194.040		194.040
Profesional y Técnico	28	17		45	2.769.713	119.345	2.889.058
Personal Administrativo	9	18		27	1.111.147	80.229	1.191.376
Personal Docente	5	3		8	949.482		949.482
Personal de Investigación	4	2		6	269.394	25.307	294.701
Obrero	5	9		14	315.852	14.484	330.336
Personal Contratado	**29**	**18**		**47**	**5.762.880**		**5.762.880**
Personal Docente	29	18		47	5.762.880		5.762.880
TOTAL	**80**	**68**		**148**	**11.372.508**	**239.365**	**11.611.873**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1**	**1**	**2**	**83.712**
Empleados	1	1	2	83.712
TOTAL	**1**	**1**	**2**	**83.712**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	26.683.302
4.02	Materiales, suministros y mercancías	3.135.996
4.03	Servicios no personales	4.421.124
4.04	Activos reales	5.299.140
4.05	Activos financieros	560.205
4.07	Transferencias y donaciones	93.712
4.08	Otros gastos	363.352
	TOTAL	**40.556.831**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**24.151.622**
INGRESOS CORRIENTES ORDINARIOS	24.151.622
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	12.279.891
Venta de otros bienes y servicios	12.279.891
INGRESOS DE LA PROPIEDAD	556.064
Intereses	556.064
Intereses internos	556.064
Intereses por depósitos	556.064
TRANSFERENCIAS CORRIENTES	11.315.667
Transferencias corrientes del sector público	11.315.667
Transferencias corrientes internas recibidas del sector público	11.315.667
De la República	11.315.667
Recursos Ordinarios	11.315.667
1.2 GASTOS CORRIENTES	**34.697.486**
GASTOS DE CONSUMO	34.603.774
Remuneraciones	26.683.302
Sueldos, salarios y otras retribuciones	11.415.564
Beneficios y complementos de sueldos y salarios	8.646.142
Aportes patronales	918.780
Prestaciones sociales y otras indemnizaciones	3.016.740
Asistencia socioeconómica	2.686.076
Compra de bienes y servicios	6.178.392
Bienes de consumo	3.135.996
Servicios no personales	3.042.396
Impuestos indirectos	1.378.728
Depreciación y amortización	363.352
TRANSFERENCIAS Y DONACIONES CORRIENTES	93.712
Al sector privado	93.712
Transferencias corrientes al sector privado	83.712
Directas a personas	83.712
Pensiones y otros beneficios asociados	83.712

Donaciones corrientes al sector privado	10.000
Donaciones a personas	10.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(10.545.864)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(10.182.512)**
RECURSOS PROPIOS DE CAPITAL	(10.182.512)
Desahorro en Cuenta Corriente	(10.545.864)
Incremento de la depreciación y amortización acumuladas	363.352
2.2 GASTOS DE CAPITAL	**5.299.140**
INVERSIÓN REAL DIRECTA	5.299.140
Formación bruta de capital Fijo	5.299.140
Maquinaria, equipos y otros bienes muebles	4.759.140
Construcciones de bienes de dominio privado	540.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(15.481.652)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**16.041.857**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	16.041.857
Disminución de otros activos financieros	16.041.857
Disminución de disponibilidades	15.845.005
Disminución de Bancos	5.482.813
Disminución de inversiones temporales	10.362.192
Disminución de cuentas por cobrar a corto plazo	196.852
Disminución de cuentas comerciales por cobrar a corto plazo	196.852
3.2 APLICACIONES FINANCIERAS	**16.041.857**
INVERSIÓN FINANCIERA	560.205
Incremento de otros activos financieros	560.205
Incremento de otros activos financieros circulantes	560.205
DÉFICIT FINANCIERO	15.481.652

A0416

Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON)

FUNDACIÓN PARA LOS SERVICIOS DE SALUD Y PREVISIÓN SOCIAL DE LA CONTRALORÍA GENERAL DE LA REPÚBLICA (SERSACON)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON), tiene un presupuesto de Bs. 59.784.360, cuyo financiamiento proviene de las siguientes fuentes: Transferencias de la República a través de la Contraloría General de la República Bs. 59. 674.360, recursos de capital Bs. 110.000.

POLITICA DE FINANCIAMIENTO:

La Fundación para los Servicios de Salud de la Contraloría General de la República (SERSACON), se crea por disposición del Contralor General de la República, con el objeto de implementar los planes y ejecutar las actividades orientadas a garantizar la asistencia medica preventiva, ambulatoria y hospitalaria del personal de la Contraloría General de la República y de su grupo familiar, así como su respectivo financiamiento dentro de los limites y términos que se establezcan al efecto.

En este sentido, la Fundación orienta sus actividades hacia la organización de su personal, a fin de implementar la estructura con la cual poder cumplir su objetivo general, lo cual supone la realización de un cronograma de actividades de carácter operativo a ejecutarse durante todo el año.

POLÍTICA DE GASTOS

La Fundación se maneja bajo los más estrictos criterios de austeridad que permitan un funcionamiento óptimo, sin sacrificios en la calidad de servicios que pretende ofrecer.

POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ORGANISMO:

En este sentido, la Fundación cuenta con dos (2) proyectos claramente diferenciados en cuanto a los objetivos que se pretenden cumplir y con los recursos asignados para ello, como son:

- Servicio Médico y Asistencia Social.
- Previsión Social, Esparcimiento y Recreación.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**59.674.360**
INGRESOS CORRIENTES ORDINARIOS	59.674.360
TRANSFERENCIAS CORRIENTES	59.674.360
Transferencias corrientes del sector público	59.674.360
Transferencias corrientes internas recibidas del sector público	59.674.360
De la República	59.674.360
INGRESOS DE CAPITAL	**110.000**
RECURSOS PROPIOS DE CAPITAL	110.000
Incremento de la depreciación y amortización acumuladas	110.000
TOTAL RECURSOS	**59.784.360**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**58.597.930**
GASTOS DE CONSUMO	58.597.930
Remuneraciones	23.673.895
Sueldos, salarios y otras retribuciones	2.052.000
Beneficios y complementos de sueldos y salarios	1.105.960
Aportes patronales	20.335.085
Prestaciones sociales y otras indemnizaciones	180.850
Compra de bienes y servicios	34.514.035
Bienes de consumo	1.422.285
Servicios no personales	33.091.750
Impuestos indirectos	300.000
Depreciación y amortización	110.000
GASTOS DE CAPITAL	**1.186.430**
INVERSIÓN REAL DIRECTA	1.186.430
Formación bruta de capital Fijo	1.186.430
Maquinaria, equipos y otros bienes muebles	1.186.430
TOTAL GASTOS	**59.784.360**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116101	SERVICIO MEDICO ASISTENCIAL SOCIAL	Caso Atendido			15.300		50.000.000			50.000.000
116102	Previsión social, Esparcimiento y recreación	Actividad			80		5.000.000			5.000.000
	TOTAL						55.000.000			55.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		3.554.360			3.554.360
02	Gestión Administrativa	110.000	1.120.000			1.230.000
	TOTAL	**110.000**	**4.674.360**			**4.784.360**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**30**			**30**	**1.635.000**	**100.000**	**1.735.000**
Profesional y Técnico	16			16	998.000	67.240	1.065.240
Personal Administrativo	12			12	443.932		443.932
Personal Médico	2			2	193.068	32.760	225.828
Personal Contratado	**2**			**2**	**15.000**		**15.000**
Profesional y Técnico	1			1	10.000		10.000
Personal Administrativo	1			1	5.000		5.000
TOTAL	**32**			**32**	**1.650.000**	**100.000**	**1.750.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	23.673.895
4.02	Materiales, suministros y mercancías	1.422.285
4.03	Servicios no personales	33.391.750
4.04	Activos reales	1.186.430
4.08	Otros gastos	110.000
	TOTAL	**59.784.360**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**59.674.360**
INGRESOS CORRIENTES ORDINARIOS	59.674.360
TRANSFERENCIAS CORRIENTES	59.674.360
Transferencias corrientes del sector público	59.674.360
Transferencias corrientes internas recibidas del sector público	59.674.360
De la República	59.674.360
Recursos Ordinarios	59.674.360
1.2 GASTOS CORRIENTES	**58.597.930**
GASTOS DE CONSUMO	58.597.930
Remuneraciones	23.673.895
Sueldos, salarios y otras retribuciones	2.052.000
Beneficios y complementos de sueldos y salarios	1.105.960
Aportes patronales	20.335.085
Prestaciones sociales y otras indemnizaciones	180.850
Compra de bienes y servicios	34.514.035
Bienes de consumo	1.422.285
Servicios no personales	33.091.750
Impuestos indirectos	300.000
Depreciación y amortización	110.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.076.430**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.186.430**
RECURSOS PROPIOS DE CAPITAL	1.186.430
Ahorro en Cuenta Corriente	1.076.430
Incremento de la depreciación y amortización acumuladas	110.000
2.2 GASTOS DE CAPITAL	**1.186.430**
INVERSIÓN REAL DIRECTA	1.186.430
Formación bruta de capital Fijo	1.186.430
Maquinaria, equipos y otros bienes muebles	1.186.430
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

06
Ministerio del Poder Popular para Relaciones Exteriores

Ministerio del Poder Popular para Relaciones Exteriores
A0170 Servicio Autónomo Instituto de Altos Estudios Diplomáticos Pedro Gual

A0170

Servicio Autónomo Instituto de Altos Estudios Diplomáticos Pedro Gual

SERVICIO AUTÓNOMO INSTITUTO DE ALTOS ESTUDIOS DIPLOMÁTICOS PEDRO GUAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto de Altos Estudios Diplomáticos Pedro Gual, tiene sus objetivos enmarcados en el Decreto de Creación N° 1.484 de fecha 28 de febrero de 1991, desarrollados a través de su proyecto fundamental de Formación y Capacitación en Política Exterior y Relaciones Internacionales, por cuyo intermedio atenderá para el ejercicio económico financiero 2012, los cursos y las labores de documentación e investigación, requeridas para cubrir las necesidades que tiene el país de preparar funcionarios, que participen en forma eficiente y eficaz en las relaciones diplomáticas

Con la finalidad de apuntalar la gestión del Instituto, principalmente en lo que se refiere a intercambio interinstitucional, se ha programado para el año 2012, un número de convenios a suscribir y eventos a desarrollar, con diversas academias diplomáticas y universidades, tanto del país como del exterior. Igualmente, tiene previsto la realización de diversos cursos, con la participación aproximada de 1.467 funcionarios del Ministerio del Poder Popular para Relaciones Exteriores y de otros organismos de la Administración Central; asimismo, se desarrollarán proyectos de investigación, que originarán 50 publicaciones en el año.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**5.930.000**
INGRESOS CORRIENTES ORDINARIOS	5.930.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	100.000
Venta de otros bienes y servicios	100.000
INGRESOS DE OPERACIÓN	100.000
Otros ingresos de operación	100.000
TRANSFERENCIAS CORRIENTES	5.730.000
Transferencias corrientes del sector público	5.730.000
Transferencias corrientes internas recibidas del sector público	5.730.000
De la República	5.730.000
INGRESOS DE CAPITAL	**70.500**
RECURSOS PROPIOS DE CAPITAL	70.500
Incremento de la depreciación y amortización acumuladas	70.500
FUENTES DE FINANCIAMIENTO	**3.416.644**
DISMINUCIÓN.DE LA INVERSIÓN FINANCIERA	3.416.644
Disminución de otros activos financieros	3.416.644
Disminución de disponibilidades	3.416.644
Disminución de caja	3.416.644
TOTAL RECURSOS	**9.417.144**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**9.217.144**
GASTOS DE CONSUMO	9.217.144
Remuneraciones	5.488.508
Sueldos, salarios y otras retribuciones	2.008.921
Beneficios y complementos de sueldos y salarios	2.341.186
Prestaciones sociales y otras indemnizaciones	405.897
Asistencia socioeconómica	732.504
Compra de bienes y servicios	3.658.136
Bienes de consumo	1.048.000
Servicios no personales	2.610.136
Depreciación y amortización	70.500
GASTOS DE CAPITAL	**195.000**
INVERSIÓN REAL DIRECTA	195.000
Formación bruta de capital fijo	195.000
Maquinaria, equipos y otros bienes muebles	195.000
APLICACIONES FINANCIERAS	**5.000**
DISMINUCIÓN DE PASIVOS	5.000
Disminución de cuentas y efectos por pagar	5.000
Disminución de otras cuentas y efectos por pagar	5.000
Disminución de otras cuentas por pagar a corto plazo	5.000
TOTAL GASTOS	**9.417.144**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115.733	Formación y Capacitación en Política Exterior y Relaciones Internacionales	Ciudadano Formado	733	734	1.467	1.240.972	5.730.000			6.970.972
TOTAL						**1.240.972**	**5.730.000**			**6.970.972**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
02	Gestión Administrativa	2.446.172				2.446.172
TOTAL		**2.446.172**				**2.446.172**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**30**	**12**	**100**	**142**	**2.008.921**		**2.008.921**
Administrativo	30	12		42	1.298.921		1.298.921
Docente			100	100	710.000		710.000
TOTAL	**30**	**12**	**100**	**142**	**2.008.921**		**2.008.921**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	5.488.508
4.02	Materiales, suministros y mercancías	1.048.000
4.03	Servicios no personales	2.610.136
4.04	Activos reales	195.000
4.08	Otros gastos	70.500
4.11	Disminución de pasivos	5.000
	TOTAL	**9.417.144**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**5.930.000**
INGRESOS CORRIENTES ORDINARIOS	5.930.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	100.000
Venta de otros bienes y servicios	100.000
INGRESOS DE OPERACIÓN	100.000
Otros ingresos de operación	100.000
TRANSFERENCIAS CORRIENTES	5.730.000
Transferencias corrientes del sector público	5.730.000
Transferencias corrientes internas recibidas del sector público	5.730.000
De la República (Ministerio del Poder Popular para Relaciones Exteriores)	5.730.000
Recursos Ordinarios	5.730.000
1.2 GASTOS CORRIENTES	**9.217.144**
GASTOS DE CONSUMO	9.217.144
Remuneraciones	5.488.508
Sueldos, salarios y otras retribuciones	2.008.921
Beneficios y complementos de sueldos y salarios	2.341.186
Prestaciones sociales y otras indemnizaciones	405.897
Asistencia socioeconómica	732.504
Compra de bienes y servicios	3.658.136
Bienes de consumo	1.048.000
Servicios no personales	2.610.136
Depreciación y amortización	70.500
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(3.287.144)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(3.216.644)**
RECURSOS PROPIOS DE CAPITAL	(3.216.644)
Desahorro en cuenta corriente	(3.287.144)
Incremento de la depreciación y amortización acumuladas	70.500

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**195.000**
INVERSIÓN REAL DIRECTA	195.000
Formación bruta de capital fijo	195.000
Maquinaria, equipos y otros bienes muebles	195.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(3.411.644)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**3.416.644**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.416.644
Disminución de otros activos financieros	3.416.644
Disminución de disponibilidades	3.416.644
Disminución de caja	3.416.644
3.2 APLICACIONES FINANCIERAS	**3.416.644**
DISMINUCIÓN DE PASIVOS	5.000
Disminución de cuentas y efectos por pagar	5.000
Disminución de otras cuentas y efectos por pagar	5.000
Disminución de otras cuentas por pagar a corto plazo	5.000
DÉFICIT FINANCIERO	3.411.644

08
Ministerio del Poder Popular para la Defensa

Ministerio del Poder Popular para la Defensa

A0005 Instituto Autónomo Círculo de las Fuerzas Armadas (IACFA)
A0044 Instituto de Oficiales de las Fuerzas Armadas en Situación de Retiro (IORFAN)
A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)
A0065 Oficina Coordinadora de la Prestación de los Servicios Educativos del Ministerio de la Defensa (OCPSE)
A0066 Servicio Autónomo de Salud de la Fuerza Armada Nacional
A0100 Unidad Naval Coordinadora de los Servicios de Carenado, Reparaciones de Casco, Reparaciones y Mantenimiento de Equipos y Sistemas de los Buques (UCOCAR)
A0126 Fondo Autónomo de Inversiones y Previsión Socio-económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA)
A0157 Servicio Autónomo de Bienes y Servicios del Ejército (SABSE)
A0192 Oficina Coordinadora de Hidrografía y Navegación (OCHINA)
A0193 Oficina Coordinadora de Apoyo Marítimo de la Armada (OCAMAR)
A0194 Servicio Autónomo sin Personalidad Jurídica de la Fuerza Aérea Venezolana (SAFAV)
A0195 Servicio Autónomo de Mantenimiento de Lanchas de la Guardia Nacional (SAMALGUARN)
A0448 Fundación de Atención Social del Ministerio de la Defensa (FUNDASMIN)
A0485 Fundación de Cardiología Integral (FUNDACARDIN)
A1375 Universidad Militar Bolivariana de Venezuela (UMBV)

A0005

Instituto Autónomo Círculo de las Fuerzas Armadas (IACFA)

INSTITUTO AUTÓNOMO CÍRCULO DE LAS FUERZAS ARMADAS (IACFA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La misión del Instituto es contribuir a una mayor identificación entre los profesionales de la Institución Armada, lo cual permite el incremento de la vida social de ellos y sus familiares, en consecuencia, el Círculo de las Fuerzas Armadas funcionará como centro de recepciones, de cultura intelectual y física, de esparcimiento o recreación y de alojamiento.

Su visión es ser una organización dotada de recursos humanos, materiales y financieros de alta calidad, para lograr la autogestión y el autofinanciamiento en un lapso de cinco (5) años, lo que permitirá proporcionar un óptimo servicio en las áreas de recreación y alojamiento a los socios, sus familiares y demás usuarios en un ambiente integrador con una sólida imagen y credibilidad, logrando con esto ubicarse entre los primeros clubes del país.

Su actividad principal es brindar a sus socios militares y civiles un excelente servicio en materia de recreación, alojamiento y bienestar.

Dentro del nuevo enfoque de desarrollo del país, la función del IACFA está enmarcada dentro del área estratégica "Suprema Felicidad Social", contemplada en el Primer Plan Socialista "Simón Bolívar" 2007-2013 y para alcanzar sus objetivos se establece el logro de un Proyecto Presupuestario específico: "Servicios de Relación Social Integral", el cual se complementará con tres (3) Acciones Centralizadas de apoyo, siguiendo las directrices emanadas de la Comisión Central de Planificación y del Ministerio del Poder Popular para la Defensa.

El aporte del Ejecutivo Nacional se utilizará para cubrir parcialmente el gasto de personal. El parte de personal activo del IACFA es de 1004 trabajadores; 781 obreros y 223 empleados, entre fijo y contratado; y el personal pasivo asciende a 123.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**197.790.310**
INGRESOS CORRIENTES ORDINARIOS	197.790.310
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	144.326.172
Venta de otros bienes y servicios	144.326.172
INGRESOS DE LA PROPIEDAD	8.423.478
Intereses	191.475
Intereses internos	191.475
Intereses por depósitos	191.475
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	8.232.003
Alquileres	8.232.003
TRANSFERENCIAS CORRIENTES	25.140.130
Transferencias corrientes del sector público	25.140.130
Transferencias corrientes internas recibidas del sector público	25.140.130
De la República	25.140.130
OTROS INGRESOS	19.900.530
Otros ingresos ordinarios	19.900.530
INGRESOS DE CAPITAL	**2.457.318**
RECURSOS PROPIOS DE CAPITAL	2.457.318
Incremento de la depreciación y amortización acumuladas	2.457.318
TOTAL RECURSOS	**200.247.628**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**174.159.236**
GASTOS DE CONSUMO	148.637.216
Remuneraciones	76.913.263
Sueldos, salarios y otras retribuciones	37.896.076
Beneficios y complementos de sueldos y salarios	20.210.615
Aportes patronales	3.985.600
Prestaciones sociales y otras indemnizaciones	7.574.716
Asistencia socioeconómica	7.083.365
Otros gastos de personal	162.891
Compra de bienes y servicios	64.197.600
Bienes de consumo	25.083.198
Servicios no personales	39.114.402
Impuestos indirectos	5.069.035
Depreciación y amortización	2.457.318
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.289.684
Al sector privado	3.289.684
Transferencias corrientes al sector privado	3.289.684
Directas a personas	3.289.684
Pensiones y otros beneficios asociados	800.498
Jubilaciones y otros beneficios asociados	2.489.186
OTROS GASTOS CORRIENTES	22.232.336
Otros gastos corrientes	22.232.336
Bienes y servicios para la venta	22.232.336

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS DE CAPITAL	**22.583.868**
INVERSIÓN REAL DIRECTA	22.583.868
Formación bruta de capital Fijo	22.278.720
Maquinaria, equipos y otros bienes muebles	10.036.273
Construcciones de bienes de dominio privado	12.242.447
Bienes intangibles	305.148
APLICACIONES FINANCIERAS	**3.504.524**
INVERSIÓN FINANCIERA	2.909.485
Incremento de otros activos financieros	2.909.485
Incremento de disponibilidades	2.909.485
Incremento de bancos	2.909.485
DISMINUCIÓN DE PASIVOS	595.039
Disminución de cuentas y efectos por pagar	595.039
Disminución de cuentas y efectos por pagar a corto plazo	595.039
Disminución cuentas por pagar a proveedores a corto plazo	595.039
TOTAL GASTOS	**200.247.628**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114033	Servicios de Relación Social Integral	Servicio Integrado			365	147.604.671	25.140.130			172.744.801
	TOTAL					147.604.671	25.140.130			172.744.801

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	20.708.619				20.708.619
02	Gestión Administrativa	3.504.524				3.504.524
03	Previsión y Protección Social	3.289.684				3.289.684
	TOTAL	27.502.827				27.502.827

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**477**	**507**		**984**	**19.827.524**	**2.883.600**	**22.711.124**
Profesional y Técnico	87	29		116	3.703.556	669.600	4.373.156
Personal Administrativo	68	31		99	1.839.024		1.839.024
Obrero	322	447		769	14.284.944	2.214.000	16.498.944
Personal Fijo a Tiempo Parcial			**4**	**4**	**163.368**		**163.368**
Obrero			4	4	163.368		163.368
Personal Contratado			**16**	**16**	**1.268.956**		**1.268.956**
Profesional y Técnico			8	8	729.268		729.268
Obrero			8	8	539.688		539.688
TOTAL	**477**	**507**	**20**	**1.004**	**21.259.848**	**2.883.600**	**24.143.448**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionado	**12**	**3**	**15**	**800.498**
Obrero	6	2	8	450.736
Empleado	6	1	7	349.762
Jubilado	**49**	**59**	**108**	**2.489.186**
Obrero	29	41	70	1.334.262
Empleado	20	18	38	1.154.924
TOTAL	**61**	**62**	**123**	**3.289.684**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	76.913.263
4.02	Materiales, suministros y mercancías	47.315.534
4.03	Servicios no personales	44.183.437
4.04	Activos reales	22.583.868
4.05	Activos financieros	2.909.485
4.07	Transferencias y donaciones	3.289.684
4.08	Otros gastos	2.457.318
4.11	Disminución de pasivos	595.039
	TOTAL	**200.247.628**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**197.790.310**
INGRESOS CORRIENTES ORDINARIOS	197.790.310
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	144.326.172
Venta de otros bienes y servicios	144.326.172
INGRESOS DE LA PROPIEDAD	8.423.478
Intereses	191.475
Intereses internos	191.475
Intereses por depósitos	191.475
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	8.232.003
Alquileres	8.232.003
TRANSFERENCIAS CORRIENTES	25.140.130
Transferencias corrientes del sector público	25.140.130
Transferencias corrientes internas recibidas del sector público	25.140.130
De la República	25.140.130
Recursos Ordinarios	25.140.130
OTROS INGRESOS	19.900.530
Otros ingresos ordinarios	19.900.530
1.2 GASTOS CORRIENTES	**174.159.236**
GASTOS DE CONSUMO	148.637.216
Remuneraciones	76.913.263
Sueldos, salarios y otras retribuciones	37.896.076
Beneficios y complementos de sueldos y salarios	20.210.615
Aportes patronales	3.985.600
Prestaciones sociales y otras indemnizaciones	7.574.716
Asistencia socioeconómica	7.083.365
Otros gastos de personal	162.891

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Compra de bienes y servicios	64.197.600
Bienes de consumo	25.083.198
Servicios no personales	39.114.402
Impuestos indirectos	5.069.035
Depreciación y amortización	2.457.318
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.289.684
Al sector privado	3.289.684
Transferencias corrientes al sector privado	3.289.684
Directas a personas	3.289.684
Pensiones y otros beneficios asociados	800.498
Jubilaciones y otros beneficios asociados	2.489.186
OTROS GASTOS CORRIENTES	22.232.336
Otros gastos corrientes	22.232.336
Bienes y servicios para la venta	22.232.336
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**23.631.074**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**26.088.392**
RECURSOS PROPIOS DE CAPITAL	26.088.392
Ahorro en Cuenta Corriente	23.631.074
Incremento de la depreciación y amortización acumuladas	2.457.318
2.2 GASTOS DE CAPITAL	**22.583.868**
INVERSIÓN REAL DIRECTA	22.583.868
Formación bruta de capital Fijo	22.278.720
Maquinaria, equipos y otros bienes muebles	10.036.273
Construcciones de bienes de dominio privado	12.242.447
Bienes intangibles	305.148

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**3.504.524**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**3.504.524**
SUPERÁVIT FINANCIERO	3.504.524
3.2 APLICACIONES FINANCIERAS	**3.504.524**
INVERSIÓN FINANCIERA	2.909.485
Incremento de otros activos financieros	2.909.485
Incremento de disponibilidades	2.909.485
Incremento de bancos	2.909.485
DISMINUCIÓN DE PASIVOS	595.039
Disminución de cuentas y efectos por pagar	595.039
Disminución de cuentas y efectos por pagar a corto plazo	595.039
Disminución cuentas por pagar a proveedores a corto plazo	595.039

A0044

Instituto de Oficiales de las Fuerzas Armadas en Situación de Retiro (IORFAN)

INSTITUTO DE OFICIALES DE LAS FUERZAS ARMADAS EN SITUACIÓN DE RETIRO (IORFAN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Para el ejercicio económico-financiero 2012, el Instituto de Oficiales de las Fuerzas Armadas en Situación de Retiro (IORFAN) proseguirá en el cumplimiento de su actividad principal, la cual es agrupar a todos los Oficiales que se encuentren o pasen a dicha situación de retiro con el propósito de estimular su mutuo acercamiento y fortalecer los vínculos de fraternidad que deben existir entre los miembros de la Institución Armada.

Se proseguirá la ejecución de actividades como atención social, respondiendo a la coordinación institucional referida al servicio de bienestar social, económico y cultural para la población de 8.500 afiliados, de las cuales 7.000 son Oficiales de la FAN en situación de retiro y 1.500 familiares directos. En tal sentido se prevé atender la cantidad de 2.737 casos en la gestión de los servicios sociales, económicos y culturales para el personal militar retirado y sus familiares, independientemente de lo que disponga el IPSFA e IACFA.

Así mismo, se continuará con la inclusión de los oficiales en situación de retiro y familiares directos que no gozan de derecho de pensión para quienes este Instituto gestionará todos los beneficios que le solicite el beneficiario, en la sede principal y en las 15 seccionales a nivel nacional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**6.827.654**
INGRESOS CORRIENTES ORDINARIOS	6.827.654
INGRESOS NO TRIBUTARIOS	920.000
Ingresos por aportes y contribuciones a la seguridad social	920.000
INGRESOS DE LA PROPIEDAD	128.000
Intereses	80.000
Intereses internos	80.000
Intereses por préstamos	30.000
Intereses por depósitos	50.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	48.000
Alquileres de tierras y terrenos	48.000
TRANSFERENCIAS CORRIENTES	5.779.654
Transferencias corrientes del sector público	5.779.654
Transferencias corrientes internas recibidas del sector público	5.779.654
De la República	5.779.654
INGRESOS DE CAPITAL	**10.120**
RECURSOS PROPIOS DE CAPITAL	10.120
Incremento de la depreciación y amortización acumuladas	10.120
TOTAL RECURSOS	**6.837.774**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**6.660.307**
GASTOS DE CONSUMO	6.057.719
Remuneraciones	5.159.710
Sueldos, salarios y otras retribuciones	3.052.195
Beneficios y complementos de sueldos y salarios	542.185
Aportes patronales	157.897
Prestaciones sociales y otras indemnizaciones	574.431
Asistencia socioeconómica	833.002
Compra de bienes y servicios	887.889
Bienes de consumo	175.655
Servicios no personales	712.234
Depreciación y amortización	10.120
TRANSFERENCIAS Y DONACIONES CORRIENTES	602.588
Al sector privado	602.588
Transferencias corrientes al sector privado	533.492
Directas a personas	388.206
Pensiones y otros beneficios asociados	194.109
Jubilaciones y otros beneficios asociados	194.097
Otras transferencias corrientes internas al sector privado	145.286
Donaciones corrientes al sector privado	69.096
Donaciones a personas	69.096
GASTOS DE CAPITAL	**177.467**
INVERSIÓN REAL DIRECTA	57.467
Formación bruta de capital Fijo	57.467
Maquinaria, equipos y otros bienes muebles	57.467
INVERSIÓN FINANCIERA	120.000
Concesión de préstamos a corto plazo	120.000
Al sector privado	120.000
TOTAL GASTOS	**6.837.774**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115234	Apoyo al Bienestar Social de los Oficiales de la FANB en Situación de Retiro.	Caso Atendido	1.368	1.369	2.737	1.058.120	5.779.654			6.837.774
	TOTAL					**1.058.120**	**5.779.654**			**6.837.774**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**32**	**35**		**67**	**1.375.170**	**67.265**	**1.442.435**
Directivo		25		25	553.598		553.598
Profesional y Técnico	11	1		12	254.064	31.486	285.550
Personal Administrativo	12			12	222.942	20.808	243.750
Obrero	9	9		18	344.566	14.971	359.537
TOTAL	**32**	**35**		**67**	**1.375.170**	**67.265**	**1.442.435**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionado	**3**	**3**	**6**	**194.109**
Obrero	1	3	4	124.603
Empleado	2		2	69.506
Jubilado	**4**	**2**	**6**	**194.097**
Obrero	1	1	2	70.368
Empleado	3	1	4	123.729
TOTAL	**7**	**5**	**12**	**388.206**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	5.159.710
4.02	Materiales, suministros y mercancías	175.655
4.03	Servicios no personales	712.234
4.04	Activos reales	57.467
4.05	Activos financieros	120.000
4.07	Transferencias y donaciones	602.588
4.08	Otros gastos	10.120
	TOTAL	**6.837.774**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**6.827.654**
INGRESOS CORRIENTES ORDINARIOS	6.827.654
INGRESOS NO TRIBUTARIOS	**920.000**
INGRESOS NO TRIBUTARIOS	920.000
Ingresos por aportes y contribuciones a la seguridad social	920.000
INGRESOS DE LA PROPIEDAD	128.000
Intereses	80.000
Intereses internos	80.000
Intereses por préstamos	30.000
Intereses por depósitos	50.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	48.000
Alquileres de tierras y terrenos	48.000
TRANSFERENCIAS CORRIENTES	5.779.654
Transferencias corrientes del sector público	5.779.654
Transferencias corrientes internas recibidas del sector público	5.779.654
De la República	5.779.654
Recursos Ordinarios	5.779.654
1.2 GASTOS CORRIENTES	**6.660.307**
GASTOS DE CONSUMO	6.057.719
Remuneraciones	5.159.710
Sueldos, salarios y otras retribuciones	3.052.195
Beneficios y complementos de sueldos y salarios	542.185
Aportes patronales	157.897
Prestaciones sociales y otras indemnizaciones	574.431
Asistencia socioeconómica	833.002
Compra de bienes y servicios	887.889
Bienes de consumo	175.655
Servicios no personales	712.234
Depreciación y amortización	10.120
TRANSFERENCIAS Y DONACIONES CORRIENTES	602.588
Al sector privado	602.588

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Transferencias corrientes al sector privado	533.492
Directas a personas	388.206
Pensiones y otros beneficios asociados	194.109
Jubilaciones y otros beneficios asociados	194.097
Otras transferencias corrientes internas al sector privado	145.286
Donaciones corrientes al sector privado	69.096
Donaciones a personas	69.096
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**167.347**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**177.467**
RECURSOS PROPIOS DE CAPITAL	177.467
Ahorro en Cuenta Corriente	167.347
Incremento de la depreciación y amortización acumuladas	10.120
2.2 GASTOS DE CAPITAL	**177.467**
INVERSIÓN REAL DIRECTA	57.467
Formación bruta de capital Fijo	57.467
Maquinaria, equipos y otros bienes muebles	57.467
INVERSIÓN FINANCIERA	120.000
Concesión de préstamos a corto plazo	120.000
Al sector privado	120.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0050

Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)

INSTITUTO DE PREVISIÓN SOCIAL DE LAS FUERZAS ARMADAS NACIONALES (IPSFA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA), como organismo encargado de prestar y garantizar el bienestar social de los afiliados y familiares inmediatos, fundamenta su política presupuestaria y financiera en los términos establecidos en la Ley Orgánica de Seguridad Social de la Fuerza Armada.

Se estima para el ejercicio fiscal 2012 continuar desarrollando su misión fundamental a través de proyectos que contribuyan a la calidad de vida de cada afiliado acorde con lo establecido en el marco constitucional.

Para el logro y consolidación de los objetivos plasmados en el plan operativo anual, el Instituto, para el ejercicio fiscal 2012, consideró un presupuesto que se traduce en la consecución de seis (6) proyectos, los cuales contemplan las siguientes metas: proyectos contemplados en la Ley de Seguridad Social destinados a administrar los recursos financieros de los Fondos de Pensiones, prestaciones a cargo del Estado y Cuidado Integral de la Salud, y por último se consideran los proyectos desarrollados para la prestación de bienes, servicios y carteras crediticias prestados en las diferentes sucursales del IPSFA.
El IPSFA entre sus líneas de financiamiento, contempla recibir:

1. Del Ejecutivo Nacional, la cantidad de Bs. 2.294.755.560 destinados a financiar los proyectos relacionados con la Seguridad Social, y cumplir con la administración de los recursos para cancelar las pensiones del personal militar, efectuar el aporte de capital al sistema de fideicomiso correspondiente al año 2012 del personal militar con derecho a fideicomiso y en materia de salud continuar el suministro de fármacos y la atención médica integral al personal militar, tanto activo, como en la situación de retiro, así como al familiar con derecho, y por último, para cubrir los gastos del personal de empleados y obreros que laboren en el Instituto a nivel nacional.
2. Por contribución a la Seguridad Social por parte del personal militar, la cantidad Bs. 458.856.566, monto que se dirige al fortalecimiento de los Fondos de Pensiones y del Cuidado Integral de la Salud.
3. El resto de los ingresos y recursos se derivan de la actividad propia del Instituto tal como lo es la comercialización de productos consumibles y no perecederos, alquileres de bienes, así como los intereses generados de las colocaciones financieras y créditos hipotecarios, vacacionales, educativos y personales.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**3.404.163.277**
INGRESOS CORRIENTES ORDINARIOS	3.404.163.277
INGRESOS NO TRIBUTARIOS	458.856.566
Ingresos por aportes y contribuciones a la seguridad social	458.856.566
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	311.185.153
Venta de otros bienes y servicios	311.185.153
INGRESOS DE LA PROPIEDAD	313.696.504
Intereses	197.758.209
Intereses internos	197.758.209
Intereses por préstamos	74.706.770
Intereses por depósitos	123.051.439
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	115.938.295
Alquileres	115.938.295
TRANSFERENCIAS CORRIENTES	2.294.755.560
Transferencias corrientes del sector público	2.294.755.560
Transferencias corrientes internas recibidas del sector público	2.294.755.560
De la República	2.294.755.560
OTROS INGRESOS	25.669.494
Otros ingresos ordinarios	25.669.494
INGRESOS DE CAPITAL	**323.506.840**
RECURSOS PROPIOS DE CAPITAL	7.643.566
Incremento de la depreciación y amortización acumuladas	7.643.566
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	315.863.274
Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	99.253.251
Al sector privado	99.253.251
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	216.610.023
Al sector privado	216.610.023

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
FUENTES DE FINANCIAMIENTO	**267.706.254**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	24.760.616
Disminución de otros activos financieros	24.760.616
Disminución de cuentas por cobrar a corto plazo	16.781.920
Disminución de otras cuentas por cobrar a corto plazo	16.781.920
Disminución de fondos en avance, en anticipo y en fideicomiso	7.978.696
Disminución de anticipos a contratistas por contratos a corto plazo	7.978.696
INCREMENTO DE PASIVOS	242.945.638
Incremento de otros pasivos	242.945.638
Incremento de fondos de terceros	242.945.638
Incremento de otros fondos de terceros	242.945.638
TOTAL RECURSOS	**3.995.376.371**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**3.077.796.620**
GASTOS DE CONSUMO	1.419.437.293
Remuneraciones	140.415.009
Sueldos, salarios y otras retribuciones	61.028.546
Beneficios y complementos de sueldos y salarios	26.866.264
Aportes patronales	7.271.875
Prestaciones sociales y otras indemnizaciones	16.524.834
Asistencia socioeconómica	28.234.490
Otros gastos de personal	489.000
Compra de bienes y servicios	1.275.781.211
Bienes de consumo	308.999.303
Servicios no personales	966.781.908
Impuestos indirectos	25.403.951
Depreciación y amortización	7.643.566
Variación de existencias	(29.806.444)
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.483.492.026
Al sector privado	1.391.286.794
Transferencias corrientes al sector privado	1.379.906.510
Directas a personas	1.379.906.510
Pensiones y otros beneficios asociados	968.827.589
Jubilaciones y otros beneficios asociados	9.035.269
Otras transferencias directas a personas	402.043.652
Donaciones corrientes al sector privado	11.380.284
Donaciones a personas	11.380.284
Al sector público	92.205.232
Transferencias corrientes al sector público	92.205.232
A los entes descentralizados sin fines empresariales para sus gastos	48.213.472
A entes descentralizados financieros no bancarios	43.991.760
OTROS GASTOS CORRIENTES	174.867.301
Otros gastos corrientes	174.867.301
Bienes y servicios para la venta	66.236.546
Otras pérdidas	108.630.755

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS DE CAPITAL	**492.977.123**
INVERSIÓN REAL DIRECTA	133.716.563
Formación bruta de capital Fijo	102.846.119
Maquinaria, equipos y otros bienes muebles	26.115.483
Construcciones de bienes de dominio privado	76.730.636
Incremento de existencias	29.806.444
De productos terminados y existencias	29.806.444
Bienes intangibles	1.064.000
INVERSIÓN FINANCIERA	359.260.560
Concesión de préstamos a corto plazo	76.738.904
Al sector privado	76.738.904
Concesión de préstamos a largo plazo	282.521.656
Al sector privado	282.521.656
APLICACIONES FINANCIERAS	**424.602.628**
INVERSIÓN FINANCIERA	244.503.652
Incremento de otros activos financieros	244.503.652
Incremento de disponibilidades	236.282.665
Incremento de bancos	53.751.225
Incremento de inversiones temporales	182.531.440
Incremento de cuentas por cobrar a corto plazo	242.291
Incremento de cuentas comerciales por cobrar a corto plazo	242.291
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	7.978.696
Incremento de activos diferidos a corto plazo	7.978.696
DISMINUCIÓN DE PASIVOS	180.098.976
Disminución de cuentas y efectos por pagar	180.098.976
Disminución de otras cuentas y efectos por pagar	180.098.976
Disminución de otras cuentas por pagar a corto plazo	180.098.976
TOTAL GASTOS	**3.995.376.371**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114034	Administración de los recursos del fondo de pensiones del personal militar de la fan	Beneficiario	35.280	468.792	504.072	179.494.156	965.000.000			1.144.494.156
114047	Administración de los recursos del fondo de cuidado integral de la salud del personal militar de la fan y familiares inmediatos	Persona Atendida	466.953	466.952	933.905	322.732.829	964.312.534			1.287.045.363
114078	Administración de los recursos del fondo de prestaciones a cargo del estado	Caso			29.964	132.356	291.079.782			291.212.138
114131	Administración del sistema integral de seguridad social	Persona Atendida			1.467.941	7.518.266	31.947.261			39.465.527
114173	Sistema integrado de comercialización	Actividad Realizada			1.575	221.320.351				221.320.351
114238	Sistema de cartera de crédito	Caso			328.145	301.416.773			242.945.638	544.362.411
	TOTAL					1.032.614.731	2.252.339.577		242.945.638	3.527.899.946

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	42.997.007	36.878.908			79.875.915
02	Gestión Administrativa	374.737.652				374.737.652
03	Previsión y Protección Social	7.325.783	5.537.075			12.862.858
	TOTAL	**425.060.442**	**42.415.983**			**467.476.425**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**635**	**350**	**323**	**1.308**	**28.590.405**	**7.111.728**	**35.702.133**
Profesional y Técnico	244	56	127	427	10.887.700	2.853.012	13.740.712
Personal Administrativo	253	49	138	440	8.218.778	2.072.064	10.290.842
Personal Médico	1	2	3	6	241.536	21.264	262.800
Obrero	137	243	55	435	9.242.391	2.165.388	11.407.779
Personal Contratado	**71**	**63**		**134**	**5.383.814**		**5.383.814**
Profesional y Técnico	46	40		86	4.368.511		4.368.511
Personal Administrativo	14	2		16	371.575		371.575
Obrero	11	21		32	643.728		643.728
TOTAL	**706**	**413**	**323**	**1.442**	**33.974.219**	**7.111.728**	**41.085.947**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionado	**3.875**	**38.279**	**42.154**	**968.827.589**
Obrero	39	24	63	1.645.864
Empleado	55	30	85	2.181.725
Militar	3.781	38.225	42.006	965.000.000
Jubilado	**208**	**102**	**310**	**9.035.269**
Obrero	124	43	167	4.879.046
Empleado	84	59	143	4.156.223
TOTAL	**4.083**	**38.381**	**42.464**	**977.862.858**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	140.415.009
4.02	Materiales, suministros y mercancías	375.235.849
4.03	Servicios no personales	992.185.859
4.04	Activos reales	103.910.119
4.05	Activos financieros	603.764.212
4.07	Transferencias y donaciones	1.483.492.026
4.08	Otros gastos	116.274.321
4.11	Disminución de pasivos	180.098.976
	TOTAL	**3.995.376.371**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.404.163.277**
INGRESOS CORRIENTES ORDINARIOS	3.404.163.277
INGRESOS NO TRIBUTARIOS	**458.856.566**
INGRESOS NO TRIBUTARIOS	458.856.566
Ingresos por aportes y contribuciones a la seguridad social	458.856.566
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	311.185.153
Venta de otros bienes y servicios	311.185.153
INGRESOS DE LA PROPIEDAD	313.696.504
Intereses	197.758.209
Intereses internos	197.758.209
Intereses por préstamos	74.706.770
Intereses por depósitos	123.051.439
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	115.938.295
Alquileres	115.938.295
TRANSFERENCIAS CORRIENTES	2.294.755.560
Transferencias corrientes del sector público	2.294.755.560
Transferencias corrientes internas recibidas del sector público	2.294.755.560
De la República	2.294.755.560
Recursos Ordinarios	2.064.755.560
Gestión Fiscal	230.000.000
OTROS INGRESOS	25.669.494
Otros ingresos ordinarios	25.669.494
1.2 GASTOS CORRIENTES	**3.077.796.620**
GASTOS DE CONSUMO	1.419.437.293
Remuneraciones	140.415.009
Sueldos, salarios y otras retribuciones	61.028.546
Beneficios y complementos de sueldos y salarios	26.866.264
Aportes patronales	7.271.875
Prestaciones sociales y otras indemnizaciones	16.524.834
Asistencia socioeconómica	28.234.490
Otros gastos de personal	489.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Compra de bienes y servicios	1.275.781.211
Bienes de consumo	308.999.303
Servicios no personales	966.781.908
Impuestos indirectos	25.403.951
Depreciación y amortización	7.643.566
Variación de existencias	(29.806.444)
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.483.492.026
Al sector privado	1.391.286.794
Transferencias corrientes al sector privado	1.379.906.510
Directas a personas	1.379.906.510
Pensiones y otros beneficios asociados	968.827.589
Jubilaciones y otros beneficios asociados	9.035.269
Otras transferencias directas a personas	402.043.652
Donaciones corrientes al sector privado	11.380.284
Donaciones a personas	11.380.284
Al sector público	92.205.232
Transferencias corrientes al sector público	92.205.232
A los entes descentralizados sin fines empresariales para sus gastos	48.213.472
A entes descentralizados financieros no bancarios	43.991.760
OTROS GASTOS CORRIENTES	174.867.301
Otros gastos corrientes	174.867.301
Bienes y servicios para la venta	66.236.546
Otras pérdidas	108.630.755
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**326.366.657**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**649.873.497**
RECURSOS PROPIOS DE CAPITAL	334.010.223
Ahorro en Cuenta Corriente	326.366.657
Incremento de la depreciación y amortización acumuladas	7.643.566
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	315.863.274
Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	99.253.251
Al sector privado	99.253.251
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	216.610.023
Al sector privado	216.610.023
2.2 GASTOS DE CAPITAL	**492.977.123**
INVERSIÓN REAL DIRECTA	133.716.563
Formación bruta de capital Fijo	102.846.119
Maquinaria, equipos y otros bienes muebles	26.115.483
Construcciones de bienes de dominio privado	76.730.636
Incremento de existencias	29.806.444
De productos terminados y existencias	29.806.444
Bienes intangibles	1.064.000
INVERSIÓN FINANCIERA	359.260.560
Concesión de préstamos a corto plazo	76.738.904
Al sector privado	76.738.904
Concesión de préstamos a largo plazo	282.521.656
Al sector privado	282.521.656
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**156.896.374**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**424.602.628**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	24.760.616
Disminución de otros activos financieros	24.760.616
Disminución de cuentas por cobrar a corto plazo	16.781.920
Disminución de otras cuentas por cobrar a corto plazo	16.781.920
Disminución de fondos en avance, en anticipo y en fideicomiso	7.978.696
Disminución de anticipos a contratistas por contratos a corto plazo	7.978.696
INCREMENTO DE PASIVOS	242.945.638
Incremento de otros pasivos	242.945.638
Incremento de fondos de terceros	242.945.638
Incremento de otros fondos de terceros	242.945.638
SUPERÁVIT FINANCIERO	156.896.374
3.2 APLICACIONES FINANCIERAS	**424.602.628**
INVERSIÓN FINANCIERA	244.503.652
Incremento de otros activos financieros	244.503.652
Incremento de disponibilidades	236.282.665
Incremento de bancos	53.751.225
Incremento de inversiones temporales	182.531.440
Incremento de cuentas por cobrar a corto plazo	242.291
Incremento de cuentas comerciales por cobrar a corto plazo	242.291
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	7.978.696
Incremento de activos diferidos a corto plazo	7.978.696
DISMINUCIÓN DE PASIVOS	180.098.976
Disminución de cuentas y efectos por pagar	180.098.976
Disminución de otras cuentas y efectos por pagar	180.098.976
Disminución de otras cuentas por pagar a corto plazo	180.098.976

A0065

Oficina Coordinadora de la Prestación de los Servicios Educativos del Ministerio de la Defensa (OCPSE)

OFICINA COORDINADORA DE LA PRESTACIÓN DE LOS SERVICIOS EDUCATIVOS DEL MINISTERIO DE LA DEFENSA (OCPSE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La OCPSE es el responsable de la ejecución del programa de otorgamiento de becas para el personal de reservistas recién licenciados en forma meritoria de la Fuerza Armada Nacional, y de atender mensualmente los requerimientos logísticos de la Dirección de Preescolar del Ministerio del Poder Popular para la Defensa.

En tal sentido, la Institución continuará con la recaudación y transferencia al Viceministerio de Educación de tres (03) Maternales del Ministerio del Poder Popular para la Defensa, de igual manera proseguirá con la administración de los recursos económicos provenientes del rendimiento del fideicomiso constituido por el IPSFA, para cubrir el financiamiento del plan de becas G/D José Antonio Anzoátegui al personal reservista de las Fuerza Armada Nacional.

Para cumplir con las metas establecidas, la OCPSE estima un presupuesto que incluye un aporte del Ejecutivo Nacional a través del Ministerio del Poder Popular para la Defensa para financiar sus gastos administrativos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**358.328**
INGRESOS CORRIENTES ORDINARIOS	358.328
INGRESOS DE LA PROPIEDAD	10.000
Intereses	10.000
Intereses internos	10.000
Intereses por depósitos	10.000
TRANSFERENCIAS CORRIENTES	15.000
Transferencias corrientes del sector público	15.000
Transferencias corrientes internas recibidas del sector público	15.000
De la República	15.000
OTROS INGRESOS	333.328
Otros ingresos ordinarios	333.328
TOTAL RECURSOS	**358.328**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**358.328**
GASTOS DE CONSUMO	15.000
Compra de bienes y servicios	15.000
Bienes de consumo	9.000
Servicios no personales	6.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	343.328
Al sector privado	10.000
Transferencias corrientes al sector privado	10.000
Otras transferencias corrientes internas al sector privado	10.000
Al sector público	333.328
Transferencias corrientes al sector público	333.328
A la República	333.328
TOTAL GASTOS	**358.328**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113992	Servicio de administración de fondos para los centros educativos	Beneficiario	86	154	240	343.328	15.000			358.328
TOTAL						343.328	15.000			358.328

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.02	Materiales, suministros y mercancías	9.000
4.03	Servicios no personales	6.000
4.07	Transferencias y donaciones	343.328
	TOTAL	**358.328**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**358.328**
INGRESOS CORRIENTE ORDINARIO	358.328
INGRESOS DE LA PROPIEDAD	10.000
Intereses	10.000
Intereses internos	10.000
Intereses por depósitos	10.000
TRANSFERENCIAS CORRIENTES	15.000
Transferencias corrientes del sector público	15.000
Transferencias corrientes internas recibidas del sector público	15.000
De la República	15.000
Recursos Ordinarios	15.000
OTROS INGRESOS	333.328
Otros ingresos ordinarios	333.328
1.2 GASTOS CORRIENTES	**358.328**
GASTOS DE CONSUMO	15.000
Compra de bienes y servicios	15.000
Bienes de consumo	9.000
Servicios no personales	6.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	343.328
Al sector privado	10.000
Transferencias corrientes al sector privado	10.000
Otras transferencias corrientes internas al sector privado	10.000
Al sector público	333.328
Transferencias corrientes al sector público	333.328
A la República	333.328
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	**0**

A0066

Servicio Autónomo de Salud de la Fuerza Armada Nacional

SERVICIO AUTÓNOMO DE SALUD DE LA FUERZA ARMADA NACIONAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Servicio Autónomo de Salud de la Fuerza Armada Nacional, (SASFAN), será financiado exclusivamente con los fondos generados por los hospitales militares y dependencias sanitarias adscritas a la Dirección General de Salud de la Fuerza Armada Nacional, obtenidos por el canon de arrendamiento de los locales comerciales, exámenes físicos y psiquiátricos, tramitación del porte de armas u otros servicios médicos que funcionen dentro de las instalaciones de los centros médicos hospitalarios.

De igual forma, con los recursos provenientes del Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA), por concepto del Cuidado Integral de Salud (6,5%), que serán dirigidos a la adquisición de productos farmacéuticos, materiales médicos quirúrgicos y adquisición y reparaciones de equipos médicos quirúrgicos, en beneficio de la Red de Salud adscrita a la Dirección General de Salud.

El SASFAN garantizará que los ingresos generados, sean reintegrados equitativamente a los centros adscritos dependientes de la Dirección General de Salud de la Fuerza Armada Nacional, con acciones tendentes a mejorar la prestación de los servicios y asistencia médica a través de su presupuesto, en pro del sector salud del Ministerio del Poder Popular para la Defensa.

Los gastos realizados por el Servicio Autónomo, se efectuarán de acuerdo a las necesidades prioritarias que planteen los hospitales y dependencias adscritas, relacionadas con el apoyo de materiales y equipos médicos quirúrgicos requeridos para el adecuado funcionamiento de la Red de Salud de la Fuerza Armada Nacional, cancelar en centros médicos privados exámenes de laboratorio, RX, estudios especiales a pacientes hospitalizados (personal militar, afiliado y civil).

Así mismo, contribuirá con aquellos pacientes que requieran material médico quirúrgico, prótesis, material ortopédico, así como exámenes especializados. Paralelamente apoya el mejoramiento de la capacidad de las instalaciones de infraestructura hospitalaria militar.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**50.430.292**
INGRESOS CORRIENTES ORDINARIOS	50.430.292
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.796.820
Venta de otros bienes y servicios	1.796.820
INGRESOS DE LA PROPIEDAD	420.000
Intereses	420.000
Intereses internos	420.000
Intereses por depósitos	420.000
TRANSFERENCIAS CORRIENTES	48.213.472
Transferencias corrientes del sector público	48.213.472
Transferencias corrientes internas recibidas del sector público	48.213.472
De las instituciones de protección social	48.213.472
INGRESOS DE CAPITAL	**108.000**
RECURSOS PROPIOS DE CAPITAL	108.000
Incremento de la depreciación y amortización acumuladas	108.000
TOTAL RECURSOS	**50.538.292**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**50.322.292**
GASTOS DE CONSUMO	16.808.716
Remuneraciones	185.012
Sueldos, salarios y otras retribuciones	50.568
Beneficios y complementos de sueldos y salarios	19.076
Aportes patronales	4.828
Prestaciones sociales y otras indemnizaciones	17.240
Asistencia socioeconómica	93.300
Compra de bienes y servicios	16.515.704
Bienes de consumo	2.068.160
Servicios no personales	14.447.544
Depreciación y amortización	108.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	33.513.576
Al sector público	33.513.576
Transferencias corrientes al sector público	11.880
A los entes descentralizados sin fines empresariales para sus gastos	7.560
A entes descentralizados financieros no bancarios	4.320
Donaciones corrientes al sector público	33.501.696
A la República	33.501.696
APLICACIONES FINANCIERAS	**216.000**
INVERSIÓN FINANCIERA	216.000
Incremento de otros activos financieros	216.000
Incremento de disponibilidades	216.000
Incremento de bancos	216.000
TOTAL GASTOS	**50.538.292**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114542	Mejoramiento de la atención médica hospitalaria y asistencial de la Red de Salud de la Fuerza Armada Bolivariana	Centro Fortalecido			22	1.566.067			48.213.472	49.779.539
	TOTAL					1.566.067			48.213.472	49.779.539

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	185.585				185.585
02	Gestión Administrativa	573.168				573.168
	TOTAL	758.753				758.753

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado		**2**		**2**	**37.152**		**37.152**
Personal Administrativo		2		2	37.152		37.152
TOTAL		**2**		**2**	**37.152**		**37.152**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	185.012
4.02	Materiales, suministros y mercancías	2.068.160
4.03	Servicios no personales	14.447.544
4.05	Activos financieros	216.000
4.07	Transferencias y donaciones	33.513.576
4.08	Otros gastos	108.000
	TOTAL	**50.538.292**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**50.430.292**
INGRESOS CORRIENTES ORDINARIOS	50.430.292
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.796.820
Venta de otros bienes y servicios	1.796.820
INGRESOS DE LA PROPIEDAD	420.000
Intereses	420.000
Intereses internos	420.000
Intereses por depósitos	420.000
TRANSFERENCIAS CORRIENTES	48.213.472
Transferencias corrientes del sector público	48.213.472
Transferencias corrientes internas recibidas del sector público	48.213.472
De las instituciones de protección social	48.213.472
1.2 GASTOS CORRIENTES	**50.322.292**
GASTOS DE CONSUMO	16.808.716
Remuneraciones	185.012
Sueldos, salarios y otras retribuciones	50.568
Beneficios y complementos de sueldos y salarios	19.076
Aportes patronales	4.828
Prestaciones sociales y otras indemnizaciones	17.240
Asistencia socioeconómica	93.300
Compra de Bienes y Servicios	16.515.704
Bienes de consumo	2.068.160

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Servicios no personales	14.447.544
Depreciación y amortización	108.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	33.513.576
Al sector público	33.513.576
Transferencias corrientes al sector público	11.880
A los entes descentralizados sin fines empresariales para sus gastos	7.560
A entes descentralizados financieros no bancarios	4.320
Donaciones corrientes al sector público	33.501.696
A la República	33.501.696
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**108.000**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**216.000**
RECURSOS PROPIOS DE CAPITAL	216.000
Ahorro en Cuenta Corriente	108.000
Incremento de la depreciación y amortización acumuladas	108.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**216.000**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**216.000**
SUPERÁVIT FINANCIERO	216.000
3.2 APLICACIONES FINANCIERAS	**216.000**
INVERSIÓN FINANCIERA	216.000
Incremento de otros activos financieros	216.000
Incremento de disponibilidades	216.000
Incremento de bancos	216.000

A0100

Unidad Naval Coordinadora de los Servicios de Carenado, Reparaciones de Casco, Reparaciones y Mantenimiento de Equipos y Sistemas de los Buques (UCOCAR)

UNIDAD NAVAL COORDINADORA DE LOS SERVICIOS DE CARENADO, REPARACIONES DE CASCO, REPARACIONES Y MANTENIMIENTO DE EQUIPOS Y SISTEMAS DE LOS BUQUES (UCOCAR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Cumpliendo con las directrices emanadas de las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013, así como con los criterios concebidos por la Comisión Central de Planificación y las condiciones establecidas por el Ministerio del Poder Popular para la Defensa, el Servicio Desconcentrado para el ejercicio económico financiero 2012 continuará con su misión de desarrollar integralmente las reparaciones y construcciones navales, con trabajos de mantenimiento de carenado y reparaciones de casco en cualquiera de las modalidades (varaderos, dique y/o a flote), y en cada una de las actividades de la industria naval que le competan.

Prevé realizar mantenimiento a veintidós (22) embarcaciones, de las cuales siete (7) pertenecen a la Armada Nacional Bolivariana y quince (15) al sector privado, para lo cual, en el primer caso, recibirá una transferencia de recursos por parte del Ejecutivo Nacional a través del Ministerio del Poder Popular para la Defensa y en el segundo, cobrará por los servicios prestados.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**35.353.842**
INGRESOS CORRIENTES ORDINARIOS	35.353.842
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	20.143.842
Venta de otros bienes y servicios	20.143.842
INGRESOS DE LA PROPIEDAD	10.000
Intereses	10.000
Intereses internos	10.000
Intereses por depósitos	10.000
TRANSFERENCIAS CORRIENTES	15.200.000
Transferencias corrientes del sector público	15.200.000
Transferencias corrientes internas recibidas del sector público	15.200.000
De la República	15.200.000
INGRESOS DE CAPITAL	**240.674**
RECURSOS PROPIOS DE CAPITAL	240.674
Incremento de la depreciación y amortización acumuladas	240.674
TOTAL RECURSOS	**35.594.516**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**30.812.490**
GASTOS DE CONSUMO	30.646.314
Remuneraciones	4.620.640
Sueldos, salarios y otras retribuciones	2.490.939
Beneficios y complementos de sueldos y salarios	870.355
Aportes patronales	307.252
Prestaciones sociales y otras indemnizaciones	396.615
Asistencia socioeconómica	335.796
Otros gastos de personal	219.683
Compra de bienes y servicios	25.685.000
Bienes de consumo	14.950.200
Servicios no personales	10.734.800
Impuestos indirectos	100.000
Depreciación y amortización	240.674
TRANSFERENCIAS Y DONACIONES CORRIENTES	166.176
Al sector público	166.176
Transferencias corrientes al sector público	166.176
A los entes descentralizados sin fines empresariales para sus gastos	166.176
GASTOS DE CAPITAL	**3.977.015**
INVERSIÓN REAL DIRECTA	3.977.015
Formación bruta de capital Fijo	3.961.215
Maquinaria, equipos y otros bienes muebles	3.961.215
Bienes intangibles	15.800
APLICACIONES FINANCIERAS	**805.011**
INVERSIÓN FINANCIERA	805.011
Incremento de otros activos financieros	805.011
Incremento de disponibilidades	805.011
Incremento de bancos	805.011
TOTAL GASTOS	**35.594.516**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114475	Sistema de Gestión Comercial dirigido a Entes Públicos y/o Privados, Nacionales o Extranjeros	Buque			15	10.032.840				10.032.840
114670	Plan Varada de la Armada	Buque			7		15.200.000			15.200.000
	TOTAL					10.032.840	15.200.000			25.232.840

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	1.885.000				1.885.000
02	Gestión Administrativa	8.476.676				8.476.676
	TOTAL	10.361.676				10.361.676

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**7**	**35**		**42**	**980.000**		**980.000**
Profesional y Técnico	7	7		14	335.000		335.000
Obrero		28		28	645.000		645.000
Personal Contratado	**2**	**11**		**13**	**358.000**		**358.000**
Profesional y Técnico	2	11		13	358.000		358.000
TOTAL	9	46		55	1.338.000		1.338.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	4.620.640
4.02	Materiales, suministros y mercancías	14.950.200
4.03	Servicios no personales	10.834.800
4.04	Activos reales	3.977.015
4.05	Activos financieros	805.011
4.07	Transferencias y donaciones	166.176
4.08	Otros gastos	240.674
	TOTAL	**35.594.516**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**35.353.842**
INGRESOS CORRIENTES ORDINARIOS	35.353.842
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	20.143.842
Venta de otros bienes y servicios	20.143.842
INGRESOS DE LA PROPIEDAD	10.000
Intereses	10.000
Intereses internos	10.000
Intereses por depósitos	10.000
TRANSFERENCIAS CORRIENTES	15.200.000
Transferencias corrientes del sector público	15.200.000
Transferencias corrientes internas recibidas del sector público	15.200.000
De la República	15.200.000
Recursos Ordinarios	15.200.000
1.2 GASTOS CORRIENTES	**30.812.490**
GASTOS DE CONSUMO	30.646.314
Remuneraciones	4.620.640
Sueldos, salarios y otras retribuciones	2.490.939
Beneficios y complementos de sueldos y salarios	870.355
Aportes patronales	307.252
Prestaciones sociales y otras indemnizaciones	396.615
Asistencia socioeconómica	335.796
Otros gastos de personal	219.683
Compra de bienes y servicios	25.685.000
Bienes de consumo	14.950.200
Servicios no personales	10.734.800
Impuestos indirectos	100.000
Depreciación y amortización	240.674
TRANSFERENCIAS Y DONACIONES CORRIENTES	166.176
Al sector público	166.176

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Transferencias corrientes al sector público	166.176
A los entes descentralizados sin fines empresariales para sus gastos	166.176
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**4.541.352**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.782.026**
RECURSOS PROPIOS DE CAPITAL	4.782.026
Ahorro en Cuenta Corriente	4.541.352
Incremento de la depreciación y amortización acumuladas	240.674
2.2 GASTOS DE CAPITAL	**3.977.015**
INVERSIÓN REAL DIRECTA	3.977.015
Formación bruta de capital Fijo	3.961.215
Maquinaria, equipos y otros bienes muebles	3.961.215
Bienes intangibles	15.800
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**805.011**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**805.011**
SUPERÁVIT FINANCIERO	805.011
3.2 APLICACIONES FINANCIERAS	**805.011**
INVERSIÓN FINANCIERA	805.011
Incremento de otros activos financieros	805.011
Incremento de disponibilidades	805.011
Incremento de bancos	805.011

A0126

Fondo Autónomo de Inversiones y Previsión Socio-económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA)

FONDO AUTÓNOMO DE INVERSIONES Y PREVISIÓN SOCIO-ECONÓMICA PARA EL PERSONAL DE EMPLEADOS Y OBREROS DE LAS FUERZAS ARMADAS NACIONALES (FONDOEFA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Fondo Autónomo de Inversiones y Previsión Socio – Económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA), continuará con el cumplimiento de lo establecido en su objeto de creación, el cual consiste en brindar bienestar social al personal de empleados y obreros que laboran para la Fuerza Armada Bolivariana y sus familiares inmediatos; así como, proseguir con las actividades de administrar las inversiones y colocaciones, que permita la obtención de los recursos necesarios para el logro de sus objetivos.

Las áreas de atención se dirigen primordialmente hacia la salud física y mental, vivienda, cultura, educación, recreación, ahorro, créditos y otros aspectos que se orienten al mejoramiento del nivel de vida.

En cuanto a los gastos, estos se dirigen principalmente hacia la búsqueda de una mayor cobertura de los servicios de bienestar social; así mismo, se estima racionalizar las erogaciones para la operatividad, sin renunciar a los niveles de eficiencia en la atención a sus afiliados.

En tal sentido, el ente prevé brindar los siguientes servicios:

- Ayudas: correspondiente a hospitalización, tratamientos médicos varios, lentes, consultas médicas, consultas de odontología, ortopedia, medicina preventiva, radiología, recreación, ayudas socio-económicas y otras.

- Jardín de Infancia: Para los hijos de los trabajadores en edad pre-escolar (de 2 1/2 a 6 años), los cuales recibirán atención pedagógica y odontológica, psicológica, servicio de comedor y recreación dirigida a 95 niños.

- Centro odontológico: para atender a empleados y obreros de la FANB y sus familiares, estimándose 540 pacientes al año.

- Sistema de Ahorro (SALVA): dirigido a otorgar préstamos a corto plazo y largo plazo con la finalidad de cubrir los requerimientos de los afiliados para solucionar problemas inmediatos dentro del ámbito socio-económico.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**9.800.337**
INGRESOS CORRIENTES ORDINARIOS	9.800.337
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.671.251
Venta de otros bienes y servicios	2.671.251
INGRESOS DE LA PROPIEDAD	1.770.748
Intereses	1.770.748
Intereses internos	1.770.748
Intereses por préstamos	1.583.748
Intereses por depósitos	187.000
TRANSFERENCIAS CORRIENTES	5.358.338
Transferencias corrientes del sector público	5.358.338
Transferencias corrientes internas recibidas del sector público	5.358.338
De la República	5.358.338
INGRESOS DE CAPITAL	**6.861.346**
RECURSOS PROPIOS DE CAPITAL	156.000
Incremento de la depreciación y amortización acumuladas	156.000
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	6.705.346
Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	5.351.126
Al sector privado	5.351.126

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	1.354.220
Al sector privado	1.354.220
FUENTES DE FINANCIAMIENTO	**6.744.541**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.514.941
Disminución de otros activos financieros	5.514.941
Disminución de disponibilidades	5.514.207
Disminución de caja	527.328
Disminución de Bancos	1.186.879
Disminución de inversiones temporales	3.800.000
Disminución de cuentas por cobrar a corto plazo	734
Disminución de cuentas comerciales por cobrar a corto plazo	734
INCREMENTO DE PASIVOS	1.229.600
Incremento de cuentas y efectos por pagar	9.600
Incremento de cuentas y efectos por pagar a corto plazo	9.600
Incremento de aportes patronales y retenciones laborales por pagar	9.600
Incremento de Otras retenciones laborales por pagar	9.600
Incremento de otros pasivos	1.220.000
Incremento de fondos de terceros	1.220.000
Incremento de depósitos recibidos en garantía	120.000
Incremento de otros fondos de terceros	1.100.000
TOTAL RECURSOS	**23.406.224**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**9.219.964**
GASTOS DE CONSUMO	6.642.664
Remuneraciones	5.299.441
Sueldos, salarios y otras retribuciones	2.662.675
Beneficios y complementos de sueldos y salarios	1.490.364
Aportes patronales	241.040
Prestaciones sociales y otras indemnizaciones	577.654
Asistencia socioeconómica	327.708
Compra de bienes y servicios	1.107.166
Bienes de consumo	569.750
Servicios no personales	537.416
Impuestos indirectos	80.057
Depreciación y amortización	156.000
GASTOS DE LA PROPIEDAD	1.579.285
Intereses	1.579.285
Intereses internos	1.579.285
Intereses por otros financiamientos	1.579.285
TRANSFERENCIAS Y DONACIONES CORRIENTES	998.015
Al sector privado	998.015
Transferencias corrientes al sector privado	998.015
Directas a personas	998.015
Otras transferencias directas a personas	998.015

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS DE CAPITAL	**13.987.974**
INVERSIÓN REAL DIRECTA	580.373
Formación bruta de capital Fijo	580.373
Maquinaria, equipos y otros bienes muebles	580.373
INVERSIÓN FINANCIERA	13.407.601
Concesión de préstamos a corto plazo	12.732.481
Al sector privado	12.732.481
Concesión de préstamos a largo plazo	675.120
Al sector privado	675.120
APLICACIONES FINANCIERAS	**198.286**
DISMINUCIÓN DE PASIVOS	198.286
Disminución de cuentas y efectos por pagar	198.286
Disminución de cuentas y efectos por pagar a corto plazo	198.286
Disminución cuentas por pagar a proveedores a corto plazo	198.286
TOTAL GASTOS	**23.406.224**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115043	Bienestar Social e Inversiones destinadas al personal civil de la FANB.	Afiliado			13.956	16.818.286	5.358.338		1.229.600	23.406.224
	TOTAL					16.818.286	5.358.338		1.229.600	23.406.224

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**63**	**15**		**77**	**1.506.500**		**1.506.500**
Directivo	1			1	28.692		28.692
Profesional y Técnico	27	2		29	604.618		604.618
Personal Administrativo	18	2		20	371.570		371.570
Obrero	17	10		27	501.620		501.620
Personal Contratado	**7**			**7**	**219.649**		**219.649**
Profesional y Técnico	2			2	80.119		80.119
Personal Administrativo	5			5	139.530		139.530
TOTAL	**70**	**14**		**84**	**1.726.149**		**1.726.149**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionado	**1**	**1**	**2**	**46.446**
Obrero		1	1	23.223
Empleado	1		1	23.223
Jubilado	**9**	**2**	**11**	**272.409**
Obrero	5		5	116.116
Empleado	4	2	6	156.293
TOTAL	**10**	**3**	**13**	**318.855**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	5.299.441
4.02	Materiales, suministros y mercancías	569.750
4.03	Servicios no personales	617.473
4.04	Activos reales	580.373
4.05	Activos financieros	13.407.601
4.07	Transferencias y donaciones	998.015
4.08	Otros gastos	1.735.285
4.11	Disminución de pasivos	198.286
	TOTAL	**23.406.224**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**9.800.337**
INGRESOS CORRIENTE ORDINARIO	9.800.337
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.671.251
Venta de otros bienes y servicios	2.671.251
INGRESOS DE LA PROPIEDAD	1.770.748
Intereses	1.770.748
Intereses internos	1.770.748
Intereses por préstamos	1.583.748
Intereses por depósitos	187.000
TRANSFERENCIAS CORRIENTES	5.358.338
Transferencias corrientes del sector público	5.358.338
Transferencias corrientes internas recibidas del sector público	5.358.338
De la República	5.358.338
Recursos Ordinarios	5.358.338
1.2 GASTOS CORRIENTES	**9.219.964**
GASTOS DE CONSUMO	6.642.664
Remuneraciones	5.299.441
Sueldos, salarios y otras retribuciones	2.662.675
Beneficios y complementos de sueldos y salarios	1.490.364
Aportes patronales	241.040
Prestaciones sociales y otras indemnizaciones	577.654
Asistencia socioeconómica	327.708

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Compra de bienes y servicios	1.107.166
Bienes de consumo	569.750
Servicios no personales	537.416
Impuestos indirectos	80.057
Depreciación y amortización	156.000
GASTOS DE LA PROPIEDAD	1.579.285
Intereses	1.579.285
Intereses internos	1.579.285
Intereses por otros financiamientos	1.579.285
TRANSFERENCIAS Y DONACIONES CORRIENTES	998.015
Al sector privado	998.015
Transferencias corrientes al sector privado	998.015
Directas a personas	998.015
Otras transferencias directas a personas	998.015
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**580.373**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**7.441.719**
RECURSOS PROPIOS DE CAPITAL	736.373
Ahorro en Cuenta Corriente	580.373
Incremento de la depreciación y amortización acumuladas	156.000
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	6.705.346
Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	5.351.126
Al sector privado	5.351.126
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	1.354.220
Al sector privado	1.354.220

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**13.987.974**
INVERSIÓN REAL DIRECTA	580.373
Formación bruta de capital Fijo	580.373
Maquinaria, equipos y otros bienes muebles	580.373
INVERSIÓN FINANCIERA	13.407.601
Concesión de préstamos a corto plazo	12.732.481
Al sector privado	12.732.481
Concesión de préstamos a largo plazo	675.120
Al sector privado	675.120
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(6.546.255)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**6.744.541**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.514.941
Disminución de otros activos financieros	5.514.941
Disminución de disponibilidades	5.514.207
Disminución de caja	527.328
Disminución de Bancos	1.186.879
Disminución de inversiones temporales	3.800.000
Disminución de cuentas por cobrar a corto plazo	734
Disminución de cuentas comerciales por cobrar a corto plazo	734
INCREMENTO DE PASIVOS	1.229.600
Incremento de cuentas y efectos por pagar	9.600
Incremento de cuentas y efectos por pagar a corto plazo	9.600
Incremento de aportes patronales y retenciones laborales por pagar	9.600
Incremento de Otras retenciones laborales por pagar	9.600
Incremento de otros pasivos	1.220.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Incremento de fondos de terceros	1.220.000
Incremento de depósitos recibidos en garantía	120.000
Incremento de otros fondos de terceros	1.100.000
3.2 APLICACIONES FINANCIERAS	**6.744.541**
DISMINUCIÓN DE PASIVOS	198.286
Disminución de cuentas y efectos por pagar	198.286
Disminución de cuentas y efectos por pagar a corto plazo	198.286
Disminución cuentas por pagar a proveedores a corto plazo	198.286
3.3 DÉFICIT FINANCIERO	6.546.255

A0157

Servicio Autónomo de Bienes y Servicios del Ejército (SABSE)

SERVICIO AUTÓNOMO DE BIENES Y SERVICIOS DEL EJÉRCITO (SABSE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Servicio Autónomo de Bienes y Servicios del Ejército continuará durante el año 2012 dedicado a la producción y suministro de bienes y servicios a fin de maximizar la rentabilidad y el fortalecimiento de la capacidad operativa de la Fuerza Armada Nacional, mediante la construcción, remodelación, equipamiento y prestación de servicio. El SABSE, tiene a su cargo la producción, distribución y venta de bienes, tales como víveres, vestimenta y calzados; así como la prestación de servicios administrativos y apoyo interinstitucional.

Arrendamiento de locales comerciales: Abarca treinta y ocho (38) locales operativos dentro de las instalaciones militares asignadas a este Servicio Autónomo, actualmente en ellas hacen vida una importante cantidad de personas civiles y militares, las cuales necesitan de los estándares mínimos de servicios de bienestar para su feliz convivencia, asimismo estas extensas áreas permiten un aprovechamiento comercial para generar recursos descentralizados que puedan ser reinvertidos directa e indirectamente en la comunidad militar.

Servicio de encomienda y mandato: Corresponde a cuatrocientas órdenes de compras, de la comercialización y asistencia a los entes del Estado a través de las actividades administrativas de la intermediación en la ejecución de obras, adquisición de bienes y prestación de servicios. El SABSE ofrece, por intermedio de sus diferentes alianzas estratégicas una gran gama de productos y servicios que permite satisfacer las necesidades de los entes gubernamentales, institucionales, estatales y municipales, haciendo uso del mecanismo de la contratación directa.

Convenios interinstitucionales: Comprende quince convenios firmados, por lo general traspasos de recursos para la realización de obras o prestación de servicios con la finalidad de que el SABSE se encargue de la asistencia administrativa y logística de estas actividades.

Panadería, restaurant y bodegón Fuerte Tiuna: Concibe diez mil productos elaborados, considerando que dentro de las instalaciones del Fuerte Tiuna no existe un local comercial de panadería o restaurant que satisfaga las necesidades del mercado, y las existentes no cumplen en su mayoría con los requisitos de calidad, variedad, buen servicio y precio; la misma dependerá tanto administrativa como operativamente en su totalidad del Servicio Autónomo, garantizando de primera mano la excelencia en la producción y prestación del servicio y de esta manera cubrir las necesidades de trabajadores, estudiantes, visitantes, y público en general que hacen vida o transitan por el Fuerte Militar Tiuna.

Servicio de recolección de basura del Ejército: Este órgano desconcentrado tiene previsto la prestación del servicio de recolección de basura los trescientos sesenta y cinco (365) días del año, dentro de las instalaciones del Fuerte Tiuna y con recursos financieros provenientes del Estado, a objeto de garantizar el saneamiento ambiental del Fuerte Tiuna y zonas aledañas.

Transferencia recibida por concepto del aporte de los entes descentralizados para la adquisición de bienes y prestación de servicios: Se continua cumpliendo con la directiva ministerial referida a la regulación del aporte del tres por ciento (3%) de los órganos desconcentrados y entes descentralizados del Sector Defensa al fondo de adquisición de bienes y prestación de servicios, cuyo recaudador es el SABSE.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**83.735.992**
INGRESOS CORRIENTES ORDINARIOS	83.735.992
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	59.883.224
Venta de otros bienes y servicios	59.883.224
INGRESOS DE LA PROPIEDAD	14.122.768
Intereses	4.104.028
Intereses internos	4.104.028
Intereses por depósitos	4.104.028
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	10.018.740
Alquileres	10.018.740
TRANSFERENCIAS CORRIENTES	9.730.000
Transferencias corrientes del sector público	9.730.000
Transferencias corrientes internas recibidas del sector público	9.730.000
De la República	1.125.854
De los entes descentralizados financieros no bancarios	8.604.146
INGRESOS DE CAPITAL	**591.972**
RECURSOS PROPIOS DE CAPITAL	591.972
Incremento de la depreciación y amortización acumuladas	591.972
FUENTES DE FINANCIAMIENTO	**3.512.212**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.696.931
Disminución de otros activos financieros	1.696.931
Disminución de disponibilidades	1.604.075

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de caja	1.604.075
Disminución de cuentas por cobrar a corto plazo	92.856
Disminución de cuentas comerciales por cobrar a corto plazo	92.856
INCREMENTO DE PASIVOS	1.815.281
Incremento de cuentas y efectos por pagar	135.770
Incremento de cuentas y efectos por pagar a corto plazo	135.770
Incremento cuentas por pagar a proveedores a corto plazo	135.770
Incremento de otros pasivos	1.679.511
Incremento de otros pasivos a corto plazo	543.901
Incremento de otros pasivos a mediano y largo plazo	1.135.610
TOTAL RECURSOS	**87.840.176**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**83.547.021**
GASTOS DE CONSUMO	62.238.026
Remuneraciones	6.637.835
Sueldos, salarios y otras retribuciones	4.545.784
Beneficios y complementos de sueldos y salarios	1.068.858
Aportes patronales	499.373
Prestaciones sociales y otras indemnizaciones	166.576
Asistencia socioeconómica	357.244
Compra de bienes y servicios	54.761.432
Bienes de consumo	811.177
Servicios no personales	53.950.255
Impuestos indirectos	246.787
Depreciación y amortización	591.972
TRANSFERENCIAS Y DONACIONES CORRIENTES	17.803.584
Al sector público	17.803.584
Transferencias corrientes al sector público	17.803.584
A entes descentralizados financieros no bancarios	17.803.584
OTROS GASTOS CORRIENTES	3.505.411
Pérdidas por ventas de activos	2.805
Otros gastos corrientes	3.502.606
Bienes y servicios para la venta	3.382.379
Otras perdidas	120.227
GASTOS DE CAPITAL	**43.979**
INVERSIÓN REAL DIRECTA	43.979
Formación bruta de capital Fijo	43.979
Maquinaria, equipos y otros bienes muebles	43.979

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**4.249.176**
INVERSIÓN FINANCIERA	1.455.571
Incremento de otros activos financieros	1.455.571
Incremento de disponibilidades	528.554
Incremento de bancos	528.554
Incremento de otras cuentas por cobrar a corto plazo	544.705
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	304.870
Incremento de anticipos a proveedores	216.866
Incremento de activos diferidos a corto plazo	88.004
Incremento de otros activos financieros circulantes	77.442
DISMINUCIÓN DE PASIVOS	2.793.605
Disminución de cuentas y efectos por pagar	1.679.511
Disminución de cuentas y efectos por pagar a corto plazo	1.679.511
Disminución de efectos por pagar a proveedores a corto plazo	1.679.511
Disminución de otros pasivos	1.114.094
Disminución de otros pasivos a corto plazo	383.160
Disminución de otros pasivos a mediano y largo plazo	730.934
TOTAL GASTOS	**87.840.176**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114549	Sistema de produccion . y suministro de bienes y servicios	Acto Administrativo			10.453	46.500.714				46.500.714
114681	Fortalecimiento de la capacidad operativa de la FANB	Día			365	6.768.865	1.125.854		1.815.281	9.730.000
	TOTAL					**53.269.579**	**1.125.854**		**1.815.281**	**56.230.714**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	2.955.539				2.955.539
02	Gestión Administrativa	28.653.923				28.653.923
	TOTAL	**31.609.462**				**31.609.462**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**43**	**40**		**83**	**2.031.272**	**223.972**	**2.255.244**
Personal Administrativo	32	29		61	1.587.920	78.436	1.666.356
Obrero	11	11		22	443.352	145.536	588.888
TOTAL	**43**	**40**		**83**	**2.031.272**	**223.972**	**2.255.244**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	6.637.835
4.02	Materiales, suministros y mercancías	4.193.556
4.03	Servicios no personales	54.197.042
4.04	Activos reales	43.979
4.05	Activos financieros	1.455.571
4.07	Transferencias y donaciones	17.803.584
4.08	Otros gastos	715.004
4.11	Disminución de pasivos	2.793.605
	TOTAL	**87.840.176**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**83.735.992**
INGRESOS CORRIENTES ORDINARIOS	83.735.992
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	59.883.224
Venta de otros bienes y servicios	59.883.224
INGRESOS DE LA PROPIEDAD	14.122.768
Intereses	4.104.028
Intereses internos	4.104.028
Intereses por depósitos	4.104.028
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	10.018.740
Alquileres	10.018.740
TRANSFERENCIAS CORRIENTES	9.730.000
Transferencias corrientes del sector público	9.730.000
Transferencias corrientes internas recibidas del sector público	9.730.000
De la República	1.125.854
Recursos Ordinarios	1.125.854
De los entes descentralizados financieros no bancarios	8.604.146
1.2 GASTOS CORRIENTES	**83.547.021**
GASTOS DE CONSUMO	62.238.026
Remuneraciones	6.637.835
Sueldos, salarios y otras retribuciones	4.545.784
Beneficios y complementos de sueldos y salarios	1.068.858
Aportes patronales	499.373
Prestaciones sociales y otras indemnizaciones	166.576
Asistencia socioeconómica	357.244
Compra de bienes y servicios	54.761.432
Bienes de consumo	811.177
Servicios no personales	53.950.255
Impuestos indirectos	246.787
Depreciación y amortización	591.972
TRANSFERENCIAS Y DONACIONES CORRIENTES	17.803.584
Al sector público	17.803.584
Transferencias corrientes al sector público	17.803.584

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
A entes descentralizados financieros no bancarios	17.803.584
OTROS GASTOS CORRIENTES	3.505.411
Pérdidas por ventas de activos	2.805
Otros gastos corrientes	3.502.606
Bienes y servicios para la venta	3.382.379
Otras perdidas	120.227
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**188.971**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**780.943**
RECURSOS PROPIOS DE CAPITAL	780.943
Ahorro en Cuenta Corriente	188.971
Incremento de la depreciación y amortización acumuladas	591.972
2.2 GASTOS DE CAPITAL	**43.979**
INVERSIÓN REAL DIRECTA	43.979
Formación bruta de capital Fijo	43.979
Maquinaria, equipos y otros bienes muebles	43.979
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**736.964**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**4.249.176**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.696.931
Disminución de otros activos financieros	1.696.931
Disminución de disponibilidades	1.604.075
Disminución de caja	1.604.075
Disminución de cuentas por cobrar a corto plazo	92.856
Disminución de cuentas comerciales por cobrar a corto plazo	92.856
INCREMENTO DE PASIVOS	1.815.281
Incremento de cuentas y efectos por pagar	135.770
Incremento de cuentas y efectos por pagar a corto plazo	135.770
Incremento cuentas por pagar a proveedores a corto plazo	135.770

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Incremento de otros pasivos	1.679.511
Incremento de otros pasivos a corto plazo	543.901
Incremento de otros pasivos a mediano y largo plazo	1.135.610
SUPERÁVIT FINANCIERO	736.964
3.2 APLICACIONES FINANCIERAS	**4.249.176**
INVERSIÓN FINANCIERA	1.455.571
Incremento de otros activos financieros	1.455.571
Incremento de disponibilidades	528.554
Incremento de bancos	528.554
Incremento de otras cuentas por cobrar a corto plazo	544.705
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	304.870
Incremento de anticipos a proveedores	216.866
Incremento de activos diferidos a corto plazo	88.004
Incremento de otros activos financieros circulantes	77.442
DISMINUCIÓN DE PASIVOS	2.793.605
Disminución de cuentas y efectos por pagar	1.679.511
Disminución de cuentas y efectos por pagar a corto plazo	1.679.511
Disminución de efectos por pagar a proveedores a corto plazo	1.679.511
Disminución de otros pasivos	1.114.094
Disminución de otros pasivos a corto plazo	383.160
Disminución de otros pasivos a mediano y largo plazo	730.934

A0192

Oficina Coordinadora de Hidrografía y Navegación (OCHINA)

OFICINA COORDINADORA DE HIDROGRAFÍA Y NAVEGACIÓN (OCHINA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Oficina Coordinadora de Hidrografía y Navegación (OCHINA) dará continuidad a su misión de recaudar, administrar e invertir los recursos provenientes de la aplicación de la Ley de Faros y Boyas; sustentar y coadyuvar el mantenimiento, operatividad, disponibilidad, confiabilidad y optimización del Sistema Nacional de Señalización y Ayudas a la Navegación Acuática (SINSEMA), con el objeto de brindar seguridad a la navegación en los espacios acuáticos y mantener, adecuar y modernizar la infraestructura física de la Oficina Coordinadora de Hidrografía y Navegación (OCHINA) y sus delegaciones a nivel nacional, con el propósito de garantizar la soberanía y jurisdicción de la República Bolivariana de Venezuela.

Para el año 2012, la Oficina Coordinadora de Hidrografía y Navegación, estima la consecución de las metas relativas a: Recaudar por la aplicación de la Ley de Faros y Boyas, comercialización de bienes y servicios donde se consolidan los trabajo a realizarse con PDVSA, a través del Proyecto: "Servicio de levantamiento, procesamiento e interpretación de datos de prospección geofísica marina superficial y sísmica 2D de alta resolución para el estudio de riesgo geomorfológico para el Proyecto Mejillones y Río Caribe", y por otros ingresos inherentes a la actividad realizada.

Por su parte se ha proyectado la realización de cuatro (04) proyectos banderas y tres (03) acciones centralizadas, los cuales son: Subsistencia de la Oficina Coordinadora de Hidrografía y Navegación y sus delegaciones; Preservación, optimización y equipamiento del Sistema Nacional de Ayudas a la Navegación Acuática (SINSEMA) y sus unidades; Realizar nuevas inversiones para la modernización del SINSEMA a través del Plan Estratégico OCHINA-SHN 2010-2020; Participación de la Oficina Coordinadora de Hidrografía y Navegación en el Desarrollo Integral de la Nación; Dirección y Coordinación de los Trabajadores, Gestión Administrativa y, Previsión y Protección Social.

Todas las actividades a ejecutarse durante el ejercicio fiscal año 2012, serán financiadas con los recursos económicos financieros obtenidos por la aplicación de la Ley de Faros y Boyas, en el cobro de la tasa vigente y por los ingresos obtenidos por actividades conexas de la Oficina Coordinadora de Hidrografía y Navegación a través de la autogestión.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**255.716.769**
INGRESOS CORRIENTES ORDINARIOS	255.716.769
INGRESOS NO TRIBUTARIOS	200.616.769
Tasas	200.616.769
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	55.000.000
Venta de otros bienes y servicios	55.000.000
INGRESOS DE LA PROPIEDAD	60.000
Intereses	60.000
Intereses internos	60.000
Intereses por depósitos	60.000
OTROS INGRESOS	40.000
Otros ingresos ordinarios	40.000
INGRESOS DE CAPITAL	**9.210.000**
RECURSOS PROPIOS DE CAPITAL	9.210.000
Incremento de la depreciación y amortización acumuladas	9.210.000
FUENTES DE FINANCIAMIENTO	**21.443.697**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	21.443.697
Venta de títulos - valores que no otorgan propiedad	18.500.000
Venta de títulos y valores de largo plazo	18.500.000
Venta de títulos y valores privados	18.500.000
Disminución de otros activos financieros	2.943.697
Disminución de disponibilidades	2.393.697
Disminución de Bancos	2.393.697
Disminución de fondos en avance, en anticipo y en fideicomiso	550.000
Disminución de anticipos a contratistas por contratos a corto plazo	550.000
TOTAL RECURSOS	**286.370.466**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**240.773.016**
GASTOS DE CONSUMO	233.763.252
Remuneraciones	34.850.952
Sueldos, salarios y otras retribuciones	9.156.548
Beneficios y complementos de sueldos y salarios	3.890.020
Aportes patronales	1.107.668
Prestaciones sociales y otras indemnizaciones	3.071.260
Asistencia socioeconómica	17.625.456
Compra de bienes y servicios	189.702.300
Bienes de consumo	72.869.000
Servicios no personales	116.833.300
Depreciación y amortización	9.210.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	7.009.764
Al sector privado	397.428
Transferencias corrientes al sector privado	397.428
Directas a personas	397.428
Pensiones y otros beneficios asociados	283.852
Jubilaciones y otros beneficios asociados	113.576
Al sector público	6.612.336
Transferencias corrientes al sector público	6.212.336
A los entes descentralizados sin fines empresariales para sus gastos	4.012.336
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	2.200.000
Donaciones corrientes al sector público	400.000
A los entes descentralizados sin fines empresariales	400.000
GASTOS DE CAPITAL	**43.302.000**
INVERSIÓN REAL DIRECTA	43.302.000
Formación bruta de capital Fijo	42.052.000
Maquinaria, equipos y otros bienes muebles	23.212.000
Construcciones de bienes de dominio privado	18.840.000
Bienes intangibles	1.250.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**2.295.450**
INVERSIÓN FINANCIERA	1.775.000
Incremento de otros activos financieros	1.775.000
Incremento de cuentas por cobrar a corto plazo	25.000
Incremento de cuentas comerciales por cobrar a corto plazo	25.000
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	1.750.000
Incremento de anticipos a proveedores	1.750.000
DISMINUCIÓN DE PASIVOS	520.450
Disminución de cuentas y efectos por pagar	520.450
Disminución de cuentas y efectos por pagar a corto plazo	520.450
Disminución cuentas por pagar a proveedores a corto plazo	520.450
TOTAL GASTOS	**286.370.466**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114189	Participación de la Oficina Coordinadora de Hidrografía y Navegación en el Desarrollo Integral de la Nación	Donativo			100	3.977.112				3.977.112
114206	Realizar nuevas inversiones para la modernización del SINSEMA.	Actividad			12	26.527.000				26.527.000
114211	Preservación, Optimización y Equipamiento del Sistema Naciona de Señalización Acuática (SINSEMA) y sus Unidades Adscritas	Mantenimiento Realizado			12	157.440.000				157.440.000
114214	Subsistencia de la Oficina Coordinadora de Hidrografía y Navegación y sus Delegaciones Regionales	Actividad			12	43.620.400				43.620.400
TOTAL						231.564.512				231.564.512

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	35.290.740				35.290.740
02	Gestión Administrativa	19.117.786				19.117.786
03	Previsión y Protección Social	397.428				397.428
	TOTAL	**54.805.954**				**54.805.954**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**74**	**51**	**4**	**129**	**3.104.388**	**2.286.844**	**5.391.232**
Directivo		9		9	297.504		297.504
Profesional y Técnico	34	16	4	54	1.424.416	1.172.878	2.597.294
Personal Administrativo	32	3		35	693.604	681.754	1.375.358
Obrero	8	23		31	688.864	432.212	1.121.076
Personal Contratado	**4**	**12**		**16**	**415.380**		**415.380**
Profesional y Técnico	1	5		6	181.565		181.565
Personal Administrativo	3			3	71.253		71.253
Obrero		7		7	162.562		162.562
TOTAL	**78**	**63**	**4**	**145**	**3.519.768**	**2.286.844**	**5.806.612**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**3**	**2**	**5**	**283.852**
Empleados	3	2	5	283.852
Jubilados	**1**	**1**	**2**	**113.576**
Empleados	1	1	2	113.576
TOTAL	**4**	**3**	**7**	**397.428**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	34.850.952
4.02	Materiales, suministros y mercancías	72.869.000
4.03	Servicios no personales	116.833.300
4.04	Activos reales	43.302.000
4.05	Activos financieros	1.775.000
4.07	Transferencias y donaciones	7.009.764
4.08	Otros gastos	9.210.000
4.11	Disminución de pasivos	520.450
	TOTAL	**286.370.466**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**255.716.769**
INGRESOS CORRIENTES ORDINARIOS	255.716.769
INGRESOS NO TRIBUTARIOS	**200.616.769**
INGRESOS NO TRIBUTARIOS	200.616.769
Tasas	200.616.769
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	55.000.000
Venta de otros bienes y servicios	55.000.000
INGRESOS DE LA PROPIEDAD	60.000
Intereses	60.000
Intereses internos	60.000
Intereses por depósitos	60.000
OTROS INGRESOS	40.000
Otros ingresos ordinarios	40.000
1.2 GASTOS CORRIENTES	**240.773.016**
GASTOS DE CONSUMO	233.763.252
Remuneraciones	34.850.952
Sueldos, salarios y otras retribuciones	9.156.548
Beneficios y complementos de sueldos y salarios	3.890.020
Aportes patronales	1.107.668
Prestaciones sociales y otras indemnizaciones	3.071.260
Asistencia socioeconómica	17.625.456
Compra de bienes y servicios	189.702.300
Bienes de consumo	72.869.000
Servicios no personales	116.833.300
Depreciación y amortización	9.210.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	7.009.764
Al sector privado	397.428
Transferencias corrientes al sector privado	397.428
Directas a personas	397.428
Pensiones y otros beneficios asociados	283.852
Jubilaciones y otros beneficios asociados	113.576

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Al sector público	6.612.336
Transferencias corrientes al sector público	6.212.336
A los entes descentralizados sin fines empresariales para sus gastos	4.012.336
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	2.200.000
Donaciones corrientes al sector público	400.000
A los entes descentralizados sin fines empresariales	400.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**14.943.753**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**24.153.753**
RECURSOS PROPIOS DE CAPITAL	24.153.753
Ahorro en Cuenta Corriente	14.943.753
Incremento de la depreciación y amortización acumuladas	9.210.000
2.2 GASTOS DE CAPITAL	**43.302.000**
INVERSIÓN REAL DIRECTA	43.302.000
Formación bruta de capital Fijo	42.052.000
Maquinaria, equipos y otros bienes muebles	23.212.000
Construcciones de bienes de dominio privado	18.840.000
Bienes intangibles	1.250.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(19.148.247)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**21.443.697**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	21.443.697
Venta de títulos - valores que no otorgan propiedad	18.500.000
Venta de títulos y valores de largo plazo	18.500.000
Venta de títulos y valores privados	18.500.000
Disminución de otros activos financieros	2.943.697
Disminución de disponibilidades	2.393.697
Disminución de Bancos	2.393.697
Disminución de fondos en avance, en anticipo y en fideicomiso	550.000
Disminución de anticipos a contratistas por contratos a corto plazo	550.000
3.2 APLICACIONES FINANCIERAS	**21.443.697**
INVERSIÓN FINANCIERA	1.775.000
Incremento de otros activos financieros	1.775.000
Incremento de cuentas por cobrar a corto plazo	25.000
Incremento de cuentas comerciales por cobrar a corto plazo	25.000
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	1.750.000
Incremento de anticipos a proveedores	1.750.000
DISMINUCIÓN DE PASIVOS	520.450
Disminución de cuentas y efectos por pagar	520.450
Disminución de cuentas y efectos por pagar a corto plazo	520.450
Disminución cuentas por pagar a proveedores a corto plazo	520.450
DÉFICIT FINANCIERO	19.148.247

A0193

Oficina Coordinadora de Apoyo Marítimo de la Armada (OCAMAR)

OFICINA COORDINADORA DE APOYO MARÍTIMO DE LA ARMADA (OCAMAR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La política presupuestaria para el ejercicio económico financiero 2012 del Servicio continuará enmarcada dentro de las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007 - 2013, así como dentro de las directrices emanadas de la Comisión Central de Planificación y del Ministerio del Poder Popular para la Defensa, con la finalidad de contribuir con la construcción de un nuevo modelo productivo, rumbo a la creación de un nuevo Sistema Económico; lo cual no sólo se circunscribe a la misión de ésta Oficina sino que extiende su marco de acción a la colectividad, a través de la colaboración brindada a las misiones Robinson, Sucre, Barrio Adentro, Ribas y Brigada Humanitaria Internacional, con el apoyo en los servicios de acopio y almacenamiento de las cargas subsidiadas y a las actividades culturales y deportivas dirigidas tanto al personal de la Institución y sus familiares, como fuera de ella.

El servicio de transporte marítimo en el marco de la logística integral, se adecua al mercado de fletes y pesajes y a la estructura de fletes que establece el Servicio Autónomo para la rentabilidad de sus actividades. Igualmente suscribe acuerdos con operadores públicos o privados con la finalidad de garantizar las negociaciones. Para los servicios portuarios en Puerto Cabello y en el Almacén de La Guaira aplica diversas tarifas, mientras que para los Servicios de Agenciamiento y Logística Portuaria, se establecen convenios con los clientes, fundamentalmente del sector público.

La política de gastos se orienta a cubrir las distintas operaciones, funciones administrativas y de mantenimiento a los buques y su infraestructura; así como también los referidos a los servicios de agenciamiento y logística portuaria, pero apegado a la racionalización y eficiencia atendiendo a las políticas de austeridad emanadas del Ejecutivo Nacional.

El servicio de transporte, se atenderá de acuerdo a las características de los buques y a las rutas aperturadas. Cubrirá la demanda de Servicios Portuarios, Almacén Puerto Cabello y Almacén La Guaira, Agenciamiento Naviero en los Puertos Nacionales y Servicios al Proyecto Costa Afuera (PDVSA), contando con un personal especializado en la atención de buques tanques, buques abastecedores, buques graneleros, buques gaseros, buques químicos, de carga general y logística integral, de acuerdo a sus capacidades operativas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**296.772.306**
INGRESOS CORRIENTES ORDINARIOS	296.772.306
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	288.472.488
Venta de otros bienes y servicios	288.472.488
INGRESOS DE LA PROPIEDAD	8.299.818
Intereses	8.299.818
Intereses internos	8.299.818
Intereses por títulos-valores	8.299.818
INGRESOS DE CAPITAL	**1.949.915**
RECURSOS PROPIOS DE CAPITAL	1.949.915
Incremento de la depreciación y amortización acumuladas	1.949.915
FUENTES DE FINANCIAMIENTO	**55.687.773**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	23.680.687
Disminución de otros activos financieros	23.680.687
Disminución de disponibilidades	46.251
Disminución de Bancos	46.251
Disminución de cuentas por cobrar a corto plazo	3.712.444
Disminución de otras cuentas por cobrar a corto plazo	3.712.444
Disminución de fondos en avance, en anticipo y en fideicomiso	19.921.992
Disminución de fondos en anticipos	7.813.033
Disminución de anticipos a contratistas por contratos a corto plazo	7.637.961
Disminución de activos diferidos a corto plazo	4.470.998
INCREMENTO DE PASIVOS	32.007.086
Incremento de cuentas y efectos por pagar	29.082.214
Incremento de cuentas y efectos por pagar a corto plazo	29.082.214
Incremento cuentas por pagar a proveedores a corto plazo	29.082.214
Incremento de otros pasivos	2.924.872
Incremento de provisiones y reservas técnicas	2.924.872
Incremento de provisiones	2.924.872
Incremento de provisiones para cuentas incobrables	2.924.872
TOTAL RECURSOS	**354.409.994**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**276.296.195**
GASTOS DE CONSUMO	274.036.500
Remuneraciones	21.199.668
Sueldos, salarios y otras retribuciones	6.635.600
Beneficios y complementos de sueldos y salarios	4.907.583
Aportes patronales	834.105
Prestaciones sociales y otras indemnizaciones	1.121.070
Asistencia socioeconómica	2.410.276
Otros gastos de personal	5.291.034
Compra de bienes y servicios	247.962.045
Bienes de consumo	31.769.200
Servicios no personales	216.192.845
Depreciación y amortización	1.949.915
Provisiones y otros gastos	2.924.872
Cuentas incobrables	2.924.872
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.259.695
Al sector privado	350.000
Transferencias corrientes al sector privado	350.000
Directas a personas	350.000
Jubilaciones y otros beneficios asociados	350.000
Al sector público	1.909.695
Transferencias corrientes al sector público	1.909.695
A los entes descentralizados sin fines empresariales para sus gastos	1.215.261
A entes descentralizados financieros no bancarios	694.434
GASTOS DE CAPITAL	**20.476.111**
INVERSIÓN REAL DIRECTA	20.476.111
Formación bruta de capital Fijo	18.428.501
Maquinaria, equipos y otros bienes muebles	15.552.466
Construcciones de bienes de dominio privado	2.876.035
Bienes intangibles	2.047.610

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**57.637.688**
INVERSIÓN FINANCIERA	42.105.057
Incremento de otros activos financieros	42.105.057
Incremento de disponibilidades	460.038
Incremento de caja	460.038
Incremento de cuentas por cobrar a corto plazo	13.985.185
Incremento de cuentas comerciales por cobrar a corto plazo	13.985.185
Incremento de otros activos financieros circulantes	27.659.834
DISMINUCIÓN DE PASIVOS	15.532.631
Disminución de otros pasivos	15.532.631
Disminución de otros pasivos a corto plazo	8.339.175
Disminución de otros pasivos a mediano y largo plazo	7.193.456
TOTAL GASTOS	**354.409.994**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115642	Servicios Portuarios	Buque			348	34.310.071				34.310.071
115644	Transporte Marítimo	Tonelada			109.800	53.282.361				53.282.361
115773	Servicio de Logística Portuaria	Buque			444	30.674.084				30.674.084
115882	Participación del Servicio Desconcentrado en el Desarrollo Integral de la Nación.	Evento / Patrocinio			8	1.200.000				1.200.000
115888	Servicio de Almacén.	Unidad de Producción			64.800	107.479.132				107.479.132
TOTAL						**226.945.648**				**226.945.648**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	12.830.706				12.830.706
02	Gestión Administrativa	82.276.554			32.007.086	114.283.640
03	Previsión y Protección Social	350.000				350.000
TOTAL		**95.457.260**			**32.007.086**	**127.464.346**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**46**	**29**	**24**	**99**	**2.200.393**	**1.252.887**	**3.453.280**
Profesional y Técnico	28	7	13	48	1.134.118	699.102	1.833.220
Personal Administrativo	14	9	9	32	678.424	309.923	988.347
Obrero	4	13	2	19	387.851	243.862	631.713
Personal Contratado	**11**	**6**	**7**	**24**	**512.969**		**512.969**
Profesional y Técnico			3	3	109.026		109.026
Personal Administrativo	7	3	4	14	273.936		273.936
Obrero	4	3		7	130.007		130.007
TOTAL	**57**	**35**	**31**	**123**	**2.713.362**	**1.252.887**	**3.966.249**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Jubilado	**2**		**2**	**350.000**
Empleado	2		2	350.000
TOTAL	**2**		**2**	**350.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	21.199.668
4.02	Materiales, suministros y mercancías	31.769.200
4.03	Servicios no personales	216.192.845
4.04	Activos reales	20.476.111
4.05	Activos financieros	42.105.057
4.07	Transferencias y donaciones	2.259.695
4.08	Otros gastos	4.874.787
4.11	Disminución de pasivos	15.532.631
	TOTAL	**354.409.994**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**296.772.306**
INGRESOS CORRIENTE ORDINARIO	296.772.306
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	288.472.488
Venta de otros bienes y servicios	288.472.488
INGRESOS DE LA PROPIEDAD	8.299.818
Intereses	8.299.818
Intereses internos	8.299.818
Intereses por títulos-valores	8.299.818
1.2 GASTOS CORRIENTES	**276.296.195**
GASTOS DE CONSUMO	274.036.500
Remuneraciones	21.199.668
Sueldos, salarios y otras retribuciones	6.635.600
Beneficios y complementos de sueldos y salarios	4.907.583
Aportes patronales	834.105
Prestaciones sociales y otras indemnizaciones	1.121.070
Asistencia socioeconómica	2.410.276
Otros gastos de personal	5.291.034
Compra de bienes y servicios	247.962.045
Bienes de consumo	31.769.200
Servicios no personales	216.192.845
Depreciación y amortización	1.949.915
Provisiones y otros gastos	2.924.872
Cuentas incobrables	2.924.872
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.259.695
Al sector privado	350.000
Transferencias corrientes al sector privado	350.000
Directas a personas	350.000
Jubilaciones y otros beneficios asociados	350.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Al sector público	1.909.695
Transferencias corrientes al sector público	1.909.695
A los entes descentralizados sin fines empresariales para sus gastos	1.215.261
A entes descentralizados financieros no bancarios	694.434
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**20.476.111**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**22.426.026**
RECURSOS PROPIOS DE CAPITAL	22.426.026
Ahorro en Cuenta Corriente	20.476.111
Incremento de la depreciación y amortización acumuladas	1.949.915
2.2 GASTOS DE CAPITAL	**20.476.111**
INVERSIÓN REAL DIRECTA	20.476.111
Formación bruta de capital Fijo	18.428.501
Maquinaria, equipos y otros bienes muebles	15.552.466
Construcciones de bienes de dominio privado	2.876.035
Bienes intangibles	2.047.610
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**1.949.915**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**57.637.688**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	23.680.687
Disminución de otros activos financieros	23.680.687
Disminución de disponibilidades	46.251
Disminución de Bancos	46.251
Disminución de cuentas por cobrar a corto plazo	3.712.444
Disminución de otras cuentas por cobrar a corto plazo	3.712.444

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de fondos en avance, en anticipo y en fideicomiso	19.921.992
Disminución de fondos en anticipos	7.813.033
Disminución de anticipos a contratistas por contratos a corto plazo	7.637.961
Disminución de activos diferidos a corto plazo	4.470.998
INCREMENTO DE PASIVOS	32.007.086
Incremento de cuentas y efectos por pagar	29.082.214
Incremento de cuentas y efectos por pagar a corto plazo	29.082.214
Incremento cuentas por pagar a proveedores a corto plazo	29.082.214
Incremento de otros pasivos	2.924.872
Incremento de provisiones y reservas técnicas	2.924.872
Incremento de provisiones	2.924.872
Incremento de provisiones para cuentas incobrables	2.924.872
SUPERÁVIT FINANCIERO	1.949.915
3.2 APLICACIONES FINANCIERAS	**57.637.688**
INVERSIÓN FINANCIERA	42.105.057
Incremento de otros activos financieros	42.105.057
Incremento de disponibilidades	460.038
Incremento de caja	460.038
Incremento de cuentas por cobrar a corto plazo	13.985.185
Incremento de cuentas comerciales por cobrar a corto plazo	13.985.185
Incremento de otros activos financieros circulantes	27.659.834
DISMINUCIÓN DE PASIVOS	15.532.631
Disminución de otros pasivos	15.532.631
Disminución de otros pasivos a corto plazo	8.339.175
Disminución de otros pasivos a mediano y largo plazo	7.193.456

A0194

Servicio Autónomo sin Personalidad Jurídica de la Fuerza Aérea Venezolana (SAFAV)

SERVICIO AUTÓNOMO SIN PERSONALIDAD JURÍDICA DE LA FUERZA AÉREA VENEZOLANA (SAFAV)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Para el Ejercicio Económico Financiero 2012, el Servicio Autónomo de la Fuerza Aérea Venezolana (SAFAV), proseguirá en el cumplimiento de los principales objetivos establecidos en su Decreto de creación, tales como: el entrenamiento fisiológico para las tripulaciones aéreas; la prestación de servicios médicos especializados; la realización de cursos de idiomas, el transporte de carga y pasajeros, cuando existan condiciones especiales o de excedencia; el entrenamiento de vuelo instrumental y aeronáutico, la reparación y calibración de equipos electrónicos, de medición y aeronáutico y la elaboración de estudios meteorológicos.

Los recursos que estima obtener el Servicio provienen fundamentalmente de la comercialización de bienes y servicios, así como por otros ingresos relacionados con la actividad que realizan, y se destinan principalmente a financiar los gastos operacionales de las distintas unidades de la Aviación Militar Venezolana encargadas de llevar a cabo la producción de los bienes, así como la explotación de los servicios que comercializa tanto a nivel nacional como internacional, a través de la administración directa y mediante la suscripción de acuerdos y asociaciones estratégicas con empresas del sector privado.

La organización interna del Servicio desarrollará una inversión en el diseño de su estructura normativa y funcional, con el objetivo de cumplir no solo con las exigencias de los organismos de control, sino con el esfuerzo por disponer de una organización ciertamente eficiente.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**4.754.124**
INGRESOS CORRIENTES ORDINARIOS	4.754.124
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.687.220
Venta de otros bienes y servicios	3.687.220
INGRESOS DE LA PROPIEDAD	872.684
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	872.684
Alquileres	872.684
OTROS INGRESOS	194.220
Otros ingresos ordinarios	194.220
INGRESOS DE CAPITAL	**162.522**
RECURSOS PROPIOS DE CAPITAL	162.522
Incremento de la depreciación y amortización acumuladas	162.522
FUENTES DE FINANCIAMIENTO	**2.690.862**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.690.862
Disminución de otros activos financieros	2.690.862
Disminución de disponibilidades	2.686.580
Disminución de Bancos	359.356
Disminución de inversiones temporales	2.327.224
Disminución de cuentas por cobrar a corto plazo	426
Disminución de otras cuentas por cobrar a corto plazo	426
Disminución de fondos en avance, en anticipo y en fideicomiso	3.856
Disminución de otros activos financieros circulantes	3.856
TOTAL RECURSOS	**7.607.508**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**3.378.913**
GASTOS DE CONSUMO	3.030.688
Remuneraciones	204.465
Sueldos, salarios y otras retribuciones	95.200
Beneficios y complementos de sueldos y salarios	51.500
Aportes patronales	12.200
Prestaciones sociales y otras indemnizaciones	30.000
Otros gastos de personal	15.565
Compra de bienes y servicios	2.663.701
Bienes de consumo	2.086.782
Servicios no personales	576.919
Depreciación y amortización	162.522
TRANSFERENCIAS Y DONACIONES CORRIENTES	328.225
Al sector público	328.225
Transferencias corrientes al sector público	328.225
A la República	328.225
OTROS GASTOS CORRIENTES	20.000
Otros gastos corrientes	20.000
Otras perdidas	20.000
GASTOS DE CAPITAL	**3.655.884**
INVERSIÓN REAL DIRECTA	3.655.884
Formación bruta de capital Fijo	3.655.884
Maquinaria, equipos y otros bienes muebles	859.936
Construcciones de bienes de dominio público	2.795.948
APLICACIONES FINANCIERAS	**572.711**
INVERSIÓN FINANCIERA	456.313
Incremento de otros activos financieros	456.313
Incremento de cuentas por cobrar a corto plazo	48.205
Incremento de cuentas comerciales por cobrar a corto plazo	48.205
Incremento de efectos por cobrar a corto plazo	169.842

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Incremento de otros efectos por cobrar a corto plazo	169.842
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	238.266
Incremento de anticipos a proveedores	76.357
Incremento de anticipos a contratistas por contratos de corto plazo	161.909
DISMINUCIÓN DE PASIVOS	116.398
Disminución de cuentas y efectos por pagar	73.215
Disminución de cuentas y efectos por pagar a corto plazo	73.215
Disminución de aportes patronales y retenciones laborales por pagar	73.215
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	73.215
Disminución de otros pasivos	43.183
Disminución de otros pasivos a corto plazo	43.183
TOTAL GASTOS	**7.607.508**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114116	Centro de Gestión Productiva Diversificada.	Bolívar			7.607.508	7.607.508				7.607.508
TOTAL						7.607.508				7.607.508

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**2**	**3**		**5**	**95.200**		**95.200**
Obrero	2	3		5	95.200		95.200
TOTAL	**2**	**3**		**5**	**95.200**		**95.200**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	204.465
4.02	Materiales, suministros y mercancías	2.086.782
4.03	Servicios no personales	576.919
4.04	Activos reales	3.655.884
4.05	Activos financieros	456.313
4.07	Transferencias y donaciones	328.225
4.08	Otros gastos	182.522
4.11	Disminución de pasivos	116.398
	TOTAL	**7.607.508**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.754.124**
INGRESOS CORRIENTES ORDINARIOS	4.754.124
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.687.220
Venta de otros bienes y servicios	3.687.220
INGRESOS DE LA PROPIEDAD	872.684
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	872.684
Alquileres	872.684
OTROS INGRESOS	194.220
Otros ingresos ordinarios	194.220
1.2 GASTOS CORRIENTES	**3.378.913**
GASTOS DE CONSUMO	3.030.688
Remuneraciones	204.465
Sueldos, salarios y otras retribuciones	95.200
Beneficios y complementos de sueldos y salarios	51.500
Aportes patronales	12.200
Prestaciones sociales y otras indemnizaciones	30.000
Otros gastos de personal	15.565
Compra de bienes y servicios	2.663.701
Bienes de consumo	2.086.782
Servicios no personales	576.919
Depreciación y amortización	162.522
TRANSFERENCIAS Y DONACIONES CORRIENTES	328.225
Al sector público	328.225
Transferencias corrientes al sector público	328.225
A la República	328.225

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
OTROS GASTOS CORRIENTES	20.000
Otros gastos corrientes	20.000
Otras perdidas	20.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.375.211**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.537.733**
RECURSOS PROPIOS DE CAPITAL	1.537.733
Ahorro en Cuenta Corriente	1.375.211
Incremento de la depreciación y amortización acumuladas	162.522
2.2 GASTOS DE CAPITAL	**3.655.884**
INVERSIÓN REAL DIRECTA	3.655.884
Formación bruta de capital Fijo	3.655.884
Maquinaria, equipos y otros bienes muebles	859.936
Construcciones de bienes de dominio público	2.795.948
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(2.118.151)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.690.862**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.690.862
Disminución de otros activos financieros	2.690.862
Disminución de disponibilidades	2.686.580
Disminución de Bancos	359.356
Disminución de inversiones temporales	2.327.224
Disminución de cuentas por cobrar a corto plazo	426

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2012
Disminución de otras cuentas por cobrar a corto plazo	426
Disminución de fondos en avance, en anticipo y en fideicomiso	3.856
Disminución de otros activos financieros circulantes	3.856
3.2 APLICACIONES FINANCIERAS	**2.690.862**
INVERSIÓN FINANCIERA	456.313
Incremento de otros activos financieros	456.313
Incremento de cuentas por cobrar a corto plazo	48.205
Incremento de cuentas comerciales por cobrar a corto plazo	48.205
Incremento de efectos por cobrar a corto plazo	169.842
Incremento de otros efectos por cobrar a corto plazo	169.842
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	238.266
Incremento de anticipos a proveedores	76.357
Incremento de anticipos a contratistas por contratos de corto plazo	161.909
DISMINUCIÓN DE PASIVOS	116.398
Disminución de cuentas y efectos por pagar	73.215
Disminución de cuentas y efectos por pagar a corto plazo	73.215
Disminución de aportes patronales y retenciones laborales por pagar	73.215
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	73.215
Disminución de otros pasivos	43.183
Disminución de otros pasivos a corto plazo	43.183
DÉFICIT FINANCIERO	2.118.151

A0195

Servicio Autónomo de Mantenimiento de Lanchas de la Guardia Nacional (SAMALGUARN)

SERVICIO AUTÓNOMO DE MANTENIMIENTO DE LANCHAS DE LA GUARDIA NACIONAL (SAMALGUARN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Servicio Autónomo de Mantenimiento de Lanchas de la Guardia Nacional (SAMALGUARN), estima para el año 2012 a través del presupuesto atender a unas 300 lanchas, lo cual generará un impacto positivo en la población venezolana que conlleva a la seguridad en la zona costera del territorio nacional por parte de la Guardia Nacional Bolivariana, ya que tendrá una mayor ejecución de sus planes de patrullajes navales gracias a la eficiencia y garantía del servicio realizado desde este órgano especializado.

Múltiples han sido las razones y causas que han atentado históricamente contra la construcción definitiva de este modelo de instituciones públicas dedicadas al servicio de reparaciones y mantenimientos de sistemas navales; por tanto, para el SALMAGUARN es menester ser una institución pública de renombre, teniendo como amenaza el imaginario poblacional que ha dominado la empresa extranjera privada; por lo que, hoy por hoy a través de su transparente gestión los directivos de este Servicio Autónomo mantienen su firme convicción de ser una institución "Modelo" y para ello presenta su proyecto de presupuesto para el venidero ejercicio fiscal 2012.

En este sentido, el Servicio espera alcanzar los siguientes objetivos:

- Garantizar mantenimiento correctivo y preventivo de alta calidad, de las lanchas patrulleras de la Guardia Nacional Bolivariana y de embarcaciones pertenecientes al sector privado, y así incrementar la capacidad operacional de esas unidades.

- Fortalecer el apoyo de las unidades comprometidas en operaciones de orden público, proporcionando el mantenimiento correctivo y preventivo.

- Reducir los tiempos de respuesta en relación a los requerimientos de servicio y mantenimiento.

- Brindar las mejores condiciones de seguridad que permitan mantener la eficacia en las reparaciones y mantenimiento de las unidades para garantizar el correcto funcionamiento de los sistemas principales y auxiliares de las lanchas y de embarcaciones.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**1.425.422**
INGRESOS CORRIENTES ORDINARIOS	1.425.422
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.425.422
Venta de otros bienes y servicios	1.425.422
INGRESOS DE CAPITAL	**7.868**
RECURSOS PROPIOS DE CAPITAL	7.868
Incremento de la depreciación y amortización acumuladas	7.868
FUENTES DE FINANCIAMIENTO	**187.298**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	187.298
Disminución de otros activos financieros	187.298
Disminución de cuentas por cobrar a corto plazo	175.870
Disminución de cuentas comerciales por cobrar a corto plazo	175.870
Disminución de fondos en avance, en anticipo y en fideicomiso	11.428
Disminución de activos diferidos a corto plazo	11.428
TOTAL RECURSOS	**1.620.588**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**1.366.990**
GASTOS DE CONSUMO	1.203.562
Remuneraciones	68.990
Sueldos, salarios y otras retribuciones	50.832
Beneficios y complementos de sueldos y salarios	10.032
Aportes patronales	1.320
Prestaciones sociales y otras indemnizaciones	6.806
Compra de bienes y servicios	1.126.704
Bienes de consumo	718.536
Servicios no personales	408.168
Depreciación y amortización	7.868
TRANSFERENCIAS Y DONACIONES CORRIENTES	163.428
Al sector público	163.428
Transferencias corrientes al sector público	11.428
A los entes descentralizados sin fines empresariales para sus gastos	8.432
A entes descentralizados financieros no bancarios	2.996
Donaciones corrientes al sector público	152.000
A la República	152.000
GASTOS DE CAPITAL	**62.000**
INVERSIÓN REAL DIRECTA	62.000
Formación bruta de capital Fijo	62.000
Maquinaria, equipos y otros bienes muebles	62.000
APLICACIONES FINANCIERAS	**191.598**
INVERSIÓN FINANCIERA	191.598
Incremento de otros activos financieros	191.598
Incremento de disponibilidades	191.598
Incremento de bancos	191.598
TOTAL GASTOS	**1.620.588**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114125	Servicio comercial de embarcaciones	Embarcación			300	1.620.588				1.620.588
	TOTAL					**1.620.588**				**1.620.588**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**1**			**1**	**30.000**		**30.000**
Profesional y Técnico	1			1	30.000		30.000
TOTAL	1			1	30.000		30.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	68.990
4.02	Materiales, suministros y mercancías	718.536
4.03	Servicios no personales	408.168
4.04	Activos reales	62.000
4.05	Activos financieros	191.598
4.07	Transferencias y donaciones	163.428
4.08	Otros gastos	7.868
	TOTAL	**1.620.588**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.425.422**
INGRESOS CORRIENTES ORDINARIOS	1.425.422
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.425.422
Venta de otros bienes y servicios	1.425.422
1.2 GASTOS CORRIENTES	**1.366.990**
GASTOS DE CONSUMO	1.203.562
Remuneraciones	68.990
Sueldos, salarios y otras retribuciones	50.832
Beneficios y complementos de sueldos y salarios	10.032
Aportes patronales	1.320
Prestaciones sociales y otras indemnizaciones	6.806
Compra de bienes y servicios	1.126.704
Bienes de consumo	718.536
Servicios no personales	408.168
Depreciación y amortización	7.868
TRANSFERENCIAS Y DONACIONES CORRIENTES	163.428
Al sector público	163.428
Transferencias corrientes al sector público	11.428
A los entes descentralizados sin fines empresariales para sus gastos	8.432
A entes descentralizados financieros no bancarios	2.996
Donaciones corrientes al sector público	152.000
A la República	152.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**58.432**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**66.300**
RECURSOS PROPIOS DE CAPITAL	66.300
Ahorro en Cuenta Corriente	58.432
Incremento de la depreciación y amortización acumuladas	7.868
2.2 GASTOS DE CAPITAL	**62.000**
INVERSIÓN REAL DIRECTA	62.000
Formación bruta de capital Fijo	62.000
Maquinaria, equipos y otros bienes muebles	62.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**4.300**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**191.598**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	187.298
Disminución de otros activos financieros	187.298
Disminución de cuentas por cobrar a corto plazo	175.870
Disminución de cuentas comerciales por cobrar a corto plazo	175.870
Disminución de fondos en avance, en anticipo y en fideicomiso	11.428
Disminución de activos diferidos a corto plazo	11.428
SUPERÁVIT FINANCIERO	4.300
3.2 APLICACIONES FINANCIERAS	**191.598**
INVERSIÓN FINANCIERA	191.598
Incremento de otros activos financieros	191.598
Incremento de disponibilidades	191.598
Incremento de bancos	191.598

A0448

Fundación de Atención Social del Ministerio de la Defensa (FUNDASMIN)

FUNDACIÓN DE ATENCIÓN SOCIAL DEL MINISTERIO DE LA DEFENSA (FUNDASMIN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación de Atención Social del Ministerio de la Defensa (FUNDASMIN), se le autoriza su creación mediante Decreto N° 4.180 de fecha 22 de diciembre de 2005; persigue como objetivo fundamental la promoción, fomento y apoyo a las actividades destinadas a la ejecución de proyectos de carácter cultural, asistencial, así como social, en lo que respecta a la materia de salud y vivienda, en pro del bienestar del personal militar de la Fuerza Armada Nacional Bolivariana, sus familiares y personal civil.

En el cumplimiento de sus objetivos, prevé realizar eventos de carácter social, con el fin de contribuir con apoyos y donaciones, las cuales se dirigirán a mejorar el bienestar social y económico de la población militar de escasos recursos y a sus familiares, proyectando alcanzar 1.900 beneficiarios

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**11.000.000**
INGRESOS CORRIENTES ORDINARIOS	11.000.000
TRANSFERENCIAS CORRIENTES	10.000.000
Transferencias corrientes del sector público	10.000.000
Transferencias corrientes internas recibidas del sector público	10.000.000
De la República	1.000.000
De los entes descentralizados sin fines empresariales	9.000.000
OTROS INGRESOS	1.000.000
Otros ingresos ordinarios	1.000.000
TOTAL RECURSOS	**11.000.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**10.000.000**
GASTOS DE CONSUMO	1.000.000
Remuneraciones	989.000
Sueldos, salarios y otras retribuciones	514.604
Beneficios y complementos de sueldos y salarios	334.878
Aportes patronales	46.625
Prestaciones sociales y otras indemnizaciones	58.058
Otros gastos de personal	34.835
Compra de bienes y servicios	11.000
Servicios no personales	11.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	9.000.000
Al sector privado	9.000.000
Donaciones corrientes al sector privado	9.000.000
Donaciones a personas	7.200.000
Donaciones a instituciones sin fines de lucro	1.800.000
APLICACIONES FINANCIERAS	**1.000.000**
INVERSIÓN FINANCIERA	1.000.000
Incremento de otros activos financieros	1.000.000
Incremento de disponibilidades	1.000.000
Incremento de bancos	1.000.000
TOTAL GASTOS	**11.000.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114523	Programa de asistencia social	Ayuda Otorgada	1.100	800	1.900	1.000.000	1.000.000		9.000.000	11.000.000
TOTAL						1.000.000	1.000.000		9.000.000	11.000.000

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**7**	**6**		**13**	**348.348**		**348.348**
Profesional y Técnico	4	2		6	185.448		185.448
Personal Administrativo	3	4		7	162.900		162.900
TOTAL	**7**	**6**		**13**	**348.348**		**348.348**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	989.000
4.03	Servicios no personales	11.000
4.05	Activos financieros	1.000.000
4.07	Transferencias y donaciones	9.000.000
	TOTAL	**11.000.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**11.000.000**
INGRESOS CORRIENTES ORDINARIOS	11.000.000
TRANSFERENCIAS CORRIENTES	10.000.000
Transferencias corrientes del sector público	10.000.000
Transferencias corrientes internas recibidas del sector público	10.000.000
De la República	1.000.000
Recursos Ordinarios	1.000.000
De los entes descentralizados sin fines empresariales	9.000.000
OTROS INGRESOS	1.000.000
Otros ingresos ordinarios	1.000.000
1.2 GASTOS CORRIENTES	**10.000.000**
GASTOS DE CONSUMO	1.000.000
Remuneraciones	989.000
Sueldos, salarios y otras retribuciones	514.604
Beneficios y complementos de sueldos y salarios	334.878
Aportes patronales	46.625
Prestaciones sociales y otras indemnizaciones	58.058
Otros gastos de personal	34.835
Compra de bienes y servicios	11.000
Servicios no personales	11.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	9.000.000
Al sector privado	9.000.000
Donaciones corrientes al sector privado	9.000.000
Donaciones a personas	7.200.000
Donaciones a instituciones sin fines de lucro	1.800.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.000.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.000.000**
RECURSOS PROPIOS DE CAPITAL	1.000.000
Ahorro en Cuenta Corriente	1.000.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**1.000.000**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.000.000**
SUPERÁVIT FINANCIERO	1.000.000
3.2 APLICACIONES FINANCIERAS	**1.000.000**
INVERSIÓN FINANCIERA	1.000.000
Incremento de otros activos financieros	1.000.000
Incremento de disponibilidades	1.000.000
Incremento de bancos	1.000.000

A0485

Fundación de Cardiología Integral (FUNDACARDIN)

FUNDACIÓN DE CARDIOLOGÍA INTEGRAL (FUNDACARDIN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

FUNDACARDIN, es una institución que cuenta con más de 30 años de servicio dedicado a la atención de pacientes con cardiopatías congénitas, desde la vida intrauterina hasta la adultez, provenientes de todo el territorio nacional y en forma totalmente gratuita, siendo una de las pocas instituciones de nivel III que quedan operativas dentro de la red cardiológica a nivel nacional.

La Fundación presta servicios médicos especiales a pacientes cardiópatas, provenientes de todo el territorio nacional, los cuales se describen a continuación: Programas de diagnósticos, orientación familiar y social, consulta y apoyo psiquiátrico, consultas externas, consultas de arritmias y holters, consultas de factores de riesgo cardiovascular, ecocardiografía en sus diferentes versiones (fetal, pediátrico y trans-esofágico), electrocardiogramas, prueba de esfuerzo, prueba de tilt test, hospitalización, terapia ocupacional, tratamiento pre y post operatorios, cirugías (periférica y extracorpórea), hemodinamia diagnóstica y terapéutica, así como la unidad de recuperación cardiovascular infantil

La Fundación estima atender en el área de consulta a: 14.290 pacientes cardiópatas y además realizar 115 procedimientos quirúrgicos para un total general de 14.405 pacientes atendidos. Se brinda un servicio oportuno, eficiente y además gratuito, para contribuir de manera efectiva en la detección, tratamiento y corrección de las cardiopatías congénitas en la población, empleando de manera eficiente los recursos financieros y materiales con los cuales se contribuye de manera oportuna a dar cumplimiento a las políticas del Ejecutivo Nacional en materia de salud.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**5.273.698**
INGRESOS CORRIENTES ORDINARIOS	2.895.969
INGRESOS DE LA PROPIEDAD	720
Intereses	720
Intereses internos	720
Intereses por depósitos	720
TRANSFERENCIAS CORRIENTES	2.895.249
Transferencias corrientes del sector público	2.895.249
Transferencias corrientes internas recibidas del sector público	2.895.249
De la República	2.895.249
INGRESOS CORRIENTES EXTRAORDINARIOS	2.377.729
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.377.729
Donaciones corrientes internas recibidas del sector privado	2.377.729
De empresas privadas	2.377.729
INGRESOS DE CAPITAL	**424.445**
RECURSOS PROPIOS DE CAPITAL	424.445
Incremento de la depreciación y amortización acumuladas	424.445
TOTAL RECURSOS	**5.698.143**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**5.643.143**
GASTOS DE CONSUMO	5.643.143
Remuneraciones	1.011.244
Sueldos, salarios y otras retribuciones	773.329
Beneficios y complementos de sueldos y salarios	127.344
Aportes patronales	35.753
Prestaciones sociales y otras indemnizaciones	74.818
Compra de bienes y servicios	4.207.454
Bienes de consumo	3.762.181
Servicios no personales	445.273
Depreciación y amortización	424.445
GASTOS DE CAPITAL	**54.280**
INVERSIÓN REAL DIRECTA	54.280
Formación bruta de capital Fijo	54.280
Maquinaria, equipos y otros bienes muebles	54.280
APLICACIONES FINANCIERAS	**720**
INVERSIÓN FINANCIERA	720
Incremento de otros activos financieros	720
Incremento de disponibilidades	720
Incremento de bancos	720
TOTAL GASTOS	**5.698.143**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115452	Servicios médicos especializados a pacientes cardiópatas congénitos de todo el territorio nacional	Paciente Atendido	8.643	5.762	14.405	425.165	2.895.249		2.377.729	5.698.143
TOTAL						425.165	2.895.249		2.377.729	5.698.143

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**8**	**2**		**10**	**243.231**		**243.231**
Profesional y Técnico	1			1	24.255		24.255
Personal Administrativo	3			3	55.728		55.728
Personal Médico	3	1		4	126.096		126.096
Obrero	1	1		2	37.152		37.152
TOTAL	8	2		10	243.231		243.231

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	1.011.244
4.02	Materiales, suministros y mercancías	3.762.181
4.03	Servicios no personales	445.273
4.04	Activos reales	54.280
4.05	Activos financieros	720
4.08	Otros gastos	424.445
	TOTAL	**5.698.143**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**5.273.698**
INGRESOS CORRIENTES ORDINARIOS	2.895.969
INGRESOS DE LA PROPIEDAD	720
Intereses	720
Intereses internos	720
Intereses por depósitos	720
TRANSFERENCIAS CORRIENTES	2.895.249
Transferencias corrientes del sector público	2.895.249
Transferencias corrientes internas recibidas del sector público	2.895.249
De la República	2.895.249
Recursos Ordinarios	2.895.249
INGRESOS CORRIENTES EXTRAORDINARIOS	2.377.729
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.377.729
Donaciones corrientes internas recibidas del sector privado	2.377.729
De empresas privadas	2.377.729
1.2 GASTOS CORRIENTES	**5.643.143**
GASTOS DE CONSUMO	5.643.143
Remuneraciones	1.011.244
Sueldos, salarios y otras retribuciones	773.329
Beneficios y complementos de sueldos y salarios	127.344
Aportes patronales	35.753
Prestaciones sociales y otras indemnizaciones	74.818
Compra de bienes y servicios	4.207.454
Bienes de consumo	3.762.181

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Servicios no personales	445.273
Depreciación y amortización	424.445
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(369.445)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**55.000**
RECURSOS PROPIOS DE CAPITAL	55.000
Desahorro en Cuenta Corriente	(369.445)
Incremento de la depreciación y amortización acumuladas	424.445
2.2 GASTOS DE CAPITAL	**54.280**
INVERSIÓN REAL DIRECTA	54.280
Formación bruta de capital Fijo	54.280
Maquinaria, equipos y otros bienes muebles	54.280
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**720**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**720**
SUPERÁVIT FINANCIERO	720
3.2 APLICACIONES FINANCIERAS	**720**
INVERSIÓN FINANCIERA	720
Incremento de otros activos financieros	720
Incremento de disponibilidades	720
Incremento de bancos	720

A1375

Universidad Militar Bolivariana de Venezuela (UMBV)

UNIVERSIDAD MILITAR BOLIVARIANA DE VENEZUELA (UMBV)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

En el marco de la celebración del Bicentenario de la Proclamación de la Independencia de la República Bolivariana de Venezuela y conmemoración de los doscientos (200) años de la creación de la Academia Militar de Venezuela, se crea bajo Decreto N° 7.662 publicado en la Gaceta Oficial N° 39.502 del 03/09/2010 la Universidad Militar Bolivariana de Venezuela (UMBV), bajo la modalidad de Universidad Nacional Experimental.

Para el ejercicio económico-financiero 2012 se estima lograr la mayor eficiencia y eficacia en la asignación de los recursos, dándole prioridad a los objetivos y metas en pro de la misión y visión de esta casa de estudios.

La política de gasto se dirige a apoyar la estrategia de crecimiento con estabilidad y al mismo tiempo, permite iniciar diversos proyectos que aunados a las prioridades gubernamentales sirven de apoyo para impulsar el cambio favorable en las condiciones de bienestar de los jóvenes que deciden tomar la carrera de las armas, con la finalidad de lograr la excelencia académica y de ese modo se establece la plataforma institucional para ampliar en los años venideros los programas académicos.

La política de cobertura de los servicios a prestar se dirige a la atención de las necesidades del personal docente, administrativo y la población estudiantil; así como al acondicionamiento, mantenimiento y adecuación de los ambientes y áreas de trabajo de los diferentes institutos que integran la Universidad, con el propósito de garantizar la formación integral y permanente de los alumnos y profesionales militares.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**61.621.676**
INGRESOS CORRIENTES ORDINARIOS	61.621.676
TRANSFERENCIAS CORRIENTES	61.621.676
Transferencias corrientes del sector público	61.621.676
Transferencias corrientes internas recibidas del sector público	61.621.676
De la República	61.621.676
INGRESOS DE CAPITAL	**37.620**
RECURSOS PROPIOS DE CAPITAL	37.620
Incremento de la depreciación y amortización acumuladas	37.620
TOTAL RECURSOS	**61.659.296**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**57.897.812**
GASTOS DE CONSUMO	57.097.812
Remuneraciones	20.084.243
Sueldos, salarios y otras retribuciones	5.224.044
Beneficios y complementos de sueldos y salarios	7.258.266
Aportes patronales	816.659
Prestaciones sociales y otras indemnizaciones	5.737.995
Asistencia socioeconómica	1.047.279
Compra de bienes y servicios	36.975.949
Bienes de consumo	24.235.446
Servicios no personales	12.740.503
Depreciación y amortización	37.620
TRANSFERENCIAS Y DONACIONES CORRIENTES	800.000
Al sector privado	800.000
Donaciones corrientes al sector privado	800.000
Donaciones a personas	800.000
GASTOS DE CAPITAL	**3.761.484**
INVERSIÓN REAL DIRECTA	3.761.484
Formación bruta de capital Fijo	3.761.484
Maquinaria, equipos y otros bienes muebles	2.261.484
Construcciones de bienes de dominio privado	1.500.000
TOTAL GASTOS	**61.659.296**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114182	Formación en Carrera	Matricula	1.608	5.092	6.700		39.774.513			39.774.513
114262	Formación de Postgrado o Estudios Avanzados	Matricula	599	1.495	2.094		9.027.962			9.027.962
114271	Investigación, innovación y gestión del conocimiento.	Proyecto Ejecutado			37		702.706			702.706
114688	Sistema de recursos para la formación e intercambio académico	Usuario	60.595	141.389	201.984		1.800.000			1.800.000
114740	Sistema de apoyo al desarrollo estudiantil	Beca	50	116	166		800.000			800.000
114743	Intercambio y gestión de conocimiento con la sociedad	Persona Atendida	299	1.195	1.494		825.000			825.000
114744	Desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			5.500		3.877.241			3.877.241
	TOTAL						**56.807.422**			**56.807.422**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
02	Gestión Administrativa	37.620	4.814.254			4.851.874
	TOTAL	**37.620**	**4.814.254**			**4.851.874**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**100**	**121**		**221**	**5.224.044**		**5.224.044**
Personal Docente	100	121		221	5.224.044		5.224.044
TOTAL	**100**	**121**		**221**	**5.224.044**		**5.224.044**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	20.084.243
4.02	Materiales, suministros y mercancías	24.235.446
4.03	Servicios no personales	12.740.503
4.04	Activos reales	3.761.484
4.07	Transferencias y donaciones	800.000
4.08	Otros gastos	37.620
	TOTAL	**61.659.296**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**61.621.676**
INGRESOS CORRIENTES ORDINARIOS	61.621.676
TRANSFERENCIAS CORRIENTES	61.621.676
Transferencias corrientes del sector público	61.621.676
Transferencias corrientes internas recibidas del sector público	61.621.676
De la República	61.621.676
Recursos Ordinarios	61.621.676
Ministerio del Poder Popular para la Defensa	56.807.422
Ministerio del Poder Popular para la Educación Universitaria	4.814.254
1.2 GASTOS CORRIENTES	**57.897.812**
GASTOS DE CONSUMO	57.097.812
Remuneraciones	20.084.243
Sueldos, salarios y otras retribuciones	5.224.044
Beneficios y complementos de sueldos y salarios	7.258.266
Aportes patronales	816.659
Prestaciones sociales y otras indemnizaciones	5.737.995
Asistencia socioeconómica	1.047.279
Compra de bienes y servicios	36.975.949
Bienes de consumo	24.235.446
Servicios no personales	12.740.503
Depreciación y amortización	37.620
TRANSFERENCIAS Y DONACIONES CORRIENTES	800.000
Al sector privado	800.000
Donaciones corrientes al sector privado	800.000
Donaciones a personas	800.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.723.864**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.761.484**
RECURSOS PROPIOS DE CAPITAL	3.761.484
Ahorro en Cuenta Corriente	3.723.864
Incremento de la depreciación y amortización acumuladas	37.620
2.2 GASTOS DE CAPITAL	**3.761.484**
INVERSIÓN REAL DIRECTA	3.761.484
Formación bruta de capital Fijo	3.761.484
Maquinaria, equipos y otros bienes muebles	2.261.484
Construcciones de bienes de dominio privado	1.500.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

10
Ministerio del Poder Popular para la Educación

Ministerio del Poder Popular para la Educación

A0056 Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)
A0129 Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)
A0135 Academia Nacional de Ciencias Económicas
A0136 Academia de Ciencias Físicas, Matemáticas y Naturales
A0137 Academia de Ciencias Políticas y Sociales
A0138 Academia Nacional de la Historia
A0139 Academia Venezolana de la Lengua
A0140 Academia Nacional de Medicina
A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)
A0387 Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)
A0409 Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)
A0410 Fundación Bolivariana de Informática y Telemática (FUNDABIT)
A0425 Fundación Samuel Robinson
A0477 Fundación Colombeia
A0484 Fundación Nacional El Niño Simón
A0911 Academia Nacional de la Ingeniería y el Hábitat

A0056

Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)

INSTITUTO DE PREVISIÓN Y ASISTENCIA SOCIAL PARA EL PERSONAL DEL MINISTERIO DE EDUCACIÓN (IPASME)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME), tiene por objeto promover y desarrollar un Sistema de Seguridad Social Integral orientado al mejoramiento permanente de la calidad de vida de los profesores, maestros y personal administrativo del Ministerio del Poder Popular para la Educación y otros organismos afiliados, mediante la prestación oportuna y eficiente de asistencia en sus requerimientos de afiliación, créditos hipotecarios o personales; médico-asistencial, recreativo, deportivos, y de ayudas socio-económicas, siendo imprescindible para ello el establecimiento de mecanismos que garanticen la protección social.

Para el ejercicio fiscal 2012, el IPASME formuló seis (6) Proyectos y tres (3) Acciones Centralizadas, con los cuales pretende conceder 58.353 créditos, brindar atención asistencial a 6.479.197 personas, atender 1.300 escuelas, otorgar 49.283 aportes socio-económicos al afiliado, ofrecer asistencia cultural, recreativa y turística a 567.603 personas y construir, acondicionar y brindar mantenimiento a las sedes del IPASME a través de 960 obras.

Para el logro de las metas dispone de un financiamiento de Bs. 3.990.515.152, desagregados en aporte del Ejecutivo Nacional Bs. 858.154.053, aportes y contribuciones de los afiliados Bs. 1.110.108.632, ingresos propios Bs. 1.504.477, ingresos de la propiedad Bs. 198.595.968, recursos de capital Bs. 8.149.031, recuperación de préstamos Bs. 506.663.518, disminución de activos financieros Bs. 313.619.273 y Bs. 993.720.200 por incremento de pasivos (incremento de aportes patronales y retenciones laborales por pagar).

Los recursos antes señalados financiarán una estructura presupuestaria constituida por gastos corrientes de Bs. 2.541.916.049, inversión en activos fijos Bs. 291.168.707, aplicaciones financieras Bs. 1.157.430.396.

El total de presupuesto está distribuido en proyectos Bs. 3.024.456.066 y acciones centralizadas Bs. 966.059.086.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**2.168.363.130**
INGRESOS CORRIENTES ORDINARIOS	2.168.363.130
INGRESOS NO TRIBUTARIOS	1.110.108.632
Ingresos por aportes y contribuciones a la seguridad social	1.110.108.632
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.504.477
Venta de otros bienes y servicios	1.504.477
INGRESOS DE LA PROPIEDAD	198.595.968
Intereses	198.000.000
Intereses internos	198.000.000
Intereses por préstamos	100.000.000
Intereses por títulos-valores	98.000.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	595.968
Alquileres	595.968
TRANSFERENCIAS CORRIENTES	858.154.053
Transferencias corrientes del sector público	858.154.053
Transferencias corrientes internas recibidas del sector público	858.154.053
De la República	858.154.053
INGRESOS DE CAPITAL	**514.812.549**
RECURSOS PROPIOS DE CAPITAL	8.149.031
Incremento de la depreciación y amortización acumuladas	8.149.031
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	506.663.518
Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	506.663.518
Al sector privado	506.663.518
FUENTES DE FINANCIAMIENTO	**1.307.339.473**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	313.619.273
Disminución de otros activos financieros	313.619.273
Disminución de disponibilidades	313.619.273
Disminución de Bancos	313.619.273
INCREMENTO DE PASIVOS	993.720.200
Incremento de cuentas y efectos por pagar	993.720.200

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Incremento de cuentas y efectos por pagar a corto plazo	993.720.200
Incremento de aportes patronales y retenciones laborales por pagar	993.720.200
Incremento de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	993.720.200
TOTAL RECURSOS	**3.990.515.152**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**2.541.916.049**
GASTOS DE CONSUMO	2.300.542.126
Remuneraciones	1.828.936.012
Sueldos, salarios y otras retribuciones	371.055.076
Beneficios y complementos de sueldos y salarios	827.419.305
Aportes patronales	67.678.056
Prestaciones sociales y otras indemnizaciones	163.590.875
Asistencia socioeconómica	399.192.700
Compra de bienes y servicios	463.457.083
Bienes de consumo	107.306.413
Servicios no personales	356.150.670
Depreciación y amortización	8.149.031
TRANSFERENCIAS Y DONACIONES CORRIENTES	241.073.923
Al sector privado	241.073.923
Transferencias corrientes al sector privado	241.073.923
Directas a personas	214.567.555
Pensiones y otros beneficios asociados	54.536.684
Jubilaciones y otros beneficios asociados	160.030.871
Otras transferencias corrientes internas al sector privado	26.506.368

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
OTROS GASTOS CORRIENTES	300.000
Obligaciones del ejercicio vigente	100.000
Indemnizaciones diversas	100.000
Indemnizaciones y sanciones pecuniarias	200.000
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	100.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	100.000
GASTOS DE CAPITAL	**291.168.707**
INVERSIÓN REAL DIRECTA	291.168.707
Formación bruta de capital Fijo	291.168.707
Edificios e instalaciones	107.700.000
Maquinaria, equipos y otros bienes muebles	118.628.707
Bienes preexistentes	840.000
Construcciones de bienes de dominio privado	64.000.000
APLICACIONES FINANCIERAS	**1.157.430.396**
INVERSIÓN FINANCIERA	1.102.050.000
Incremento de otros activos financieros	1.102.050.000
Incremento de cuentas por cobrar a mediano y largo plazo	1.102.050.000
Incremento de otras cuentas por cobrar a mediano y largo plazo	1.102.050.000
DISMINUCIÓN DE PASIVOS	55.380.396
Disminución de cuentas y efectos por pagar	55.380.396
Disminución de cuentas y efectos por pagar a corto plazo	47.200.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	7.200.000
Disminución de aportes patronales y retenciones laborales por pagar	40.000.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	40.000.000
Disminución de otras cuentas y efectos por pagar	8.180.396
Disminución de otras cuentas por pagar a corto plazo	8.180.396
TOTAL GASTOS	**3.990.515.152**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114844	Atención socio-económica al afiliado.	Aporte			49.283	4.451.941	32.364.602			36.816.543
114867	Ipasme va a la escuela	Operativo			1.300		6.425.300			6.425.300
114871	Concesión de créditos	Crédito			58.353	797.428.494	369.894.468			1.167.322.962
114915	Atención asistencial a los afiliados, beneficiarios y comunidad en general.	Persona Atendida			6.479.197	1.191.991.106	206.815.332			1.398.806.438
115026	Fortalecimiento de la Infraestructura del Ipasme	Obra			960	356.709.346	3.651.024			360.360.370
115050	Asistencia cultural, recreativa, deportiva y turísitica a los afiliados y beneficiarios del Ipasme	Persona Atendida			567.603	9.954.525	44.769.928			54.724.453
TOTAL						2.360.535.412	663.920.654			3.024.456.066

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	388.362.087	194.233.399			582.595.486
02	Gestión Administrativa	168.896.045				168.896.045
03	Previsión y Protección Social	214.567.555				214.567.555
	TOTAL	**771.825.687**	**194.233.399**			**966.059.086**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**5.910**	**2.495**	**1.081**	**9.486**	**238.284.684**	**58.327.236**	**296.611.920**
Directivo	12	3		15	403.794		403.794
Profesional y Técnico	3.171	1.344	558	5.073	125.049.366	35.743.194	160.792.560
Personal Administrativo			201	201	4.432.032		4.432.032
Personal Médico	608	265	322	1.195	42.259.428	3.087.036	45.346.464
Obrero	2.119	883		3.002	66.140.064	19.497.006	85.637.070
Personal Contratado	**3.055**	**1.344**		**4.399**	**125.770.392**		**125.770.392**
Directivo		2		2	135.360		135.360
Profesional y Técnico	2.022	838		2.860	73.040.688		73.040.688
Personal Médico	653	288		941	39.463.272		39.463.272
Obrero	380	216		596	13.131.072		13.131.072
TOTAL	**8.965**	**3.839**	**1.081**	**13.885**	**364.055.076**	**58.327.236**	**422.382.312**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**624**	**300**	**924**	**54.536.684**
Médicos	42	29	71	4.347.733
Obreros	154	70	224	12.836.763
Empleados	428	201	629	37.352.188
Jubilados	**1.688**	**917**	**2.605**	**159.652.131**
Médicos	256	189	445	24.754.393
Obreros	753	363	1.116	59.940.515
Empleados	679	365	1.044	74.957.223
TOTAL	**2.312**	**1.217**	**3.529**	**214.188.815**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	1.828.936.012
4.02	Materiales, suministros y mercancías	107.306.413
4.03	Servicios no personales	356.150.670
4.04	Activos reales	291.168.707
4.05	Activos financieros	1.102.050.000
4.07	Transferencias y donaciones	241.073.923
4.08	Otros gastos	8.449.031
4.11	Disminución de pasivos	55.380.396
	TOTAL	**3.990.515.152**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.168.363.130**
INGRESOS CORRIENTES ORDINARIOS	2.168.363.130
INGRESOS NO TRIBUTARIOS	**1.110.108.632**
INGRESOS NO TRIBUTARIOS	1.110.108.632
Ingresos por aportes y contribuciones a la seguridad social	1.110.108.632
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.504.477
Venta de otros bienes y servicios	1.504.477
INGRESOS DE LA PROPIEDAD	198.595.968
Intereses	198.000.000
Intereses internos	198.000.000
Intereses por préstamos	100.000.000
Intereses por títulos-valores	98.000.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	595.968
Alquileres	595.968
TRANSFERENCIAS CORRIENTES	858.154.053
Transferencias corrientes del sector público	858.154.053
Transferencias corrientes internas recibidas del sector público	858.154.053
De la República	858.154.053
Recursos Ordinarios	858.154.053
1.2 GASTOS CORRIENTES	**2.541.916.049**
GASTOS DE CONSUMO	2.300.542.126
Remuneraciones	1.828.936.012
Sueldos, salarios y otras retribuciones	371.055.076
Beneficios y complementos de sueldos y salarios	827.419.305
Aportes patronales	67.678.056
Prestaciones sociales y otras indemnizaciones	163.590.875
Asistencia socioeconómica	399.192.700
Compra de bienes y servicios	463.457.083
Bienes de consumo	107.306.413
Servicios no personales	356.150.670
Depreciación y amortización	8.149.031

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
TRANSFERENCIAS Y DONACIONES CORRIENTES	241.073.923
Al sector privado	241.073.923
Transferencias corrientes al sector privado	241.073.923
Directas a personas	214.567.555
Pensiones y otros beneficios asociados	54.536.684
Jubilaciones y otros beneficios asociados	160.030.871
Otras transferencias corrientes internas al sector privado	26.506.368
OTROS GASTOS CORRIENTES	300.000
Obligaciones del ejercicio vigente	100.000
Indemnizaciones diversas	100.000
Indemnizaciones y sanciones pecuniarias	200.000
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	100.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	100.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(373.552.919)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**141.259.630**
RECURSOS PROPIOS DE CAPITAL	(365.403.888)
Desahorro en Cuenta Corriente	(373.552.919)
Incremento de la depreciación y amortización acumuladas	8.149.031
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	506.663.518
Recuperación de préstamos de corto plazo de la República y entes descentralizados sin fines empresariales	506.663.518
Al sector privado	506.663.518
2.2 GASTOS DE CAPITAL	**291.168.707**
INVERSIÓN REAL DIRECTA	291.168.707
Formación bruta de capital Fijo	291.168.707
Edificios e instalaciones	107.700.000
Maquinaria, equipos y otros bienes muebles	118.628.707
Bienes preexistentes	840.000
Construcciones de bienes de dominio privado	64.000.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(149.909.077)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.307.339.473**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	313.619.273
Disminución de otros activos financieros	313.619.273
Disminución de disponibilidades	313.619.273
Disminución de Bancos	313.619.273
INCREMENTO DE PASIVOS	993.720.200
Incremento de cuentas y efectos por pagar	993.720.200
Incremento de cuentas y efectos por pagar a corto plazo	993.720.200
Incremento de aportes patronales y retenciones laborales por pagar	993.720.200
Incremento de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	993.720.200
3.2 APLICACIONES FINANCIERAS	**1.307.339.473**
INVERSIÓN FINANCIERA	1.102.050.000
Incremento de otros activos financieros	1.102.050.000
Incremento de cuentas por cobrar a mediano y largo plazo	1.102.050.000
Incremento de otras cuentas por cobrar a mediano y largo plazo	1.102.050.000
DISMINUCIÓN DE PASIVOS	55.380.396
Disminución de cuentas y efectos por pagar	55.380.396
Disminución de cuentas y efectos por pagar a corto plazo	47.200.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	7.200.000
Disminución de aportes patronales y retenciones laborales por pagar	40.000.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	40.000.000
Disminución de otras cuentas y efectos por pagar	8.180.396
Disminución de otras cuentas por pagar a corto plazo	8.180.396
DÉFICIT FINANCIERO	149.909.077

A0129

Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)

SERVICIO NACIONAL AUTÓNOMO DE ATENCIÓN INTEGRAL A LA INFANCIA Y A LA FAMILIA (SENIFA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA), tiene como misión promover, financiar y asesorar a organizaciones comunitarias, gobiernos regionales y locales, dentro de un esquema de responsabilidad compartida, con la finalidad de apoyar el desarrollo integral de la infancia y su familia en situación de pobreza.

El objetivo principal es la atención integral nutrición, educación, salud psicoafectivo y recreación a niños, niñas de 0-6 años, adolescentes y familias para mejorar su calidad de vida.

Para el año 2012, el ente prevé alcanzar la siguiente meta: atender a 260.264 niños a través del Proyecto "Fortalecimiento de la atención integral de calidad a niños y niñas de 0 a 6 años de edad, familia y comunidad".

Para el logro de la meta, el ente dispone de un financiamiento de Bs. 636.200.887, de los cuales Bs. 635.610.137 corresponden a transferencias del Ejecutivo Nacional, Bs. 50.000 ingresos financiero y Bs. 540.750 a recursos de capital (depreciación y amortización).

La totalidad de los recursos antes indicados, financiará una estructura presupuestaria constituida por gastos corrientes de Bs. 634.066.616 e inversión en activos fijos Bs. 2.134.271.

El total del presupuesto está distribuido de la siguiente manera: Proyectos Bs. 602.610.482 y Acciones Centralizadas Bs. 33.590.405.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**635.660.137**
INGRESOS CORRIENTES ORDINARIOS	50.000
INGRESOS DE OPERACIÓN	50.000
Ingresos financieros de instituciones financieras	50.000
INGRESOS CORRIENTES EXTRAORDINARIOS	635.610.137
TRANSFERENCIAS Y DONACIONES CORRIENTES	635.610.137
Donaciones corrientes internas recibidas del sector público	635.610.137
De la República	635.610.137
INGRESOS DE CAPITAL	**540.750**
RECURSOS PROPIOS DE CAPITAL	540.750
Incremento de la depreciación y amortización acumuladas	540.750
TOTAL RECURSOS	**636.200.887**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**634.066.616**
GASTOS DE CONSUMO	153.962.755
Remuneraciones	116.343.197
Sueldos, salarios y otras retribuciones	22.328.565
Beneficios y complementos de sueldos y salarios	28.529.439
Aportes patronales	814.116
Prestaciones sociales y otras indemnizaciones	9.703.504
Asistencia socioeconómica	54.829.887
Otros gastos de personal	137.686
Compra de bienes y servicios	37.078.808
Bienes de consumo	6.087.479
Servicios no personales	30.991.329
Depreciación y amortización	540.750
TRANSFERENCIAS Y DONACIONES CORRIENTES	479.903.861
Al sector privado	479.903.861
Transferencias corrientes al sector privado	479.903.861
Otras transferencias corrientes internas al sector privado	479.903.861
OTROS GASTOS CORRIENTES	200.000
Indemnizaciones y sanciones pecuniarias	200.000
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	200.000
GASTOS DE CAPITAL	**2.134.271**
INVERSIÓN REAL DIRECTA	2.134.271
Formación bruta de capital Fijo	1.684.271
Maquinaria, equipos y otros bienes muebles	1.684.271
Bienes intangibles	450.000
TOTAL GASTOS	**636.200.887**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115106	Fortalecimiento de la atención integral de calidad a niños y niñas de 0 a 6 años de edad, familia y comunidad	Niño Atendido	130.132	130.132	260.264		602.610.482			602.610.482
TOTAL							**602.610.482**			**602.610.482**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		25.387.060			25.387.060
02	Gestión Administrativa	590.750	6.025.482			6.616.232
03	Previsión y Protección Social		1.587.113			1.587.113
TOTAL		**590.750**	**32.999.655**			**33.590.405**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**85**	**27**	**47**	**159**	**3.478.053**	**429.772**	**3.907.825**
Directivo	23	9	15	47	1.028.104		1.028.104
Profesional y Técnico	35	18	28	81	1.771.838	310.817	2.082.655
Personal Administrativo	27		4	31	678.111	118.955	797.066
Personal Contratado	**432**	**186**		**618**	**18.850.512**		**18.850.512**
Directivo	20	22		42	1.281.103		1.281.103
Profesional y Técnico	293	48		341	10.401.334		10.401.334
Personal Administrativo	119	116		235	7.168.075		7.168.075
TOTAL	**517**	**213**	**47**	**777**	**22.328.565**	**429.772**	**22.758.337**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**9**	**3**	**12**	**1.587.113**
Empleados	9	3	12	1.587.113
TOTAL	**9**	**3**	**12**	**1.587.113**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	116.343.197
4.02	Materiales, suministros y mercancías	6.087.479
4.03	Servicios no personales	30.991.329
4.04	Activos reales	2.134.271
4.07	Transferencias y donaciones	479.903.861
4.08	Otros gastos	740.750
	TOTAL	**636.200.887**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**635.660.137**
INGRESOS CORRIENTE ORDINARIO	50.000
INGRESOS DE OPERACIÓN	50.000
Ingresos financieros de instituciones financieras	50.000
INGRESOS CORRIENTES EXTRAORDINARIOS	635.610.137
TRANSFERENCIAS Y DONACIONES CORRIENTES	635.610.137
Donaciones corrientes internas recibidas del sector público	635.610.137
De la República	635.610.137
1.2 GASTOS CORRIENTES	**634.066.616**
GASTOS DE CONSUMO	153.962.755
Remuneraciones	116.343.197
Sueldos, salarios y otras retribuciones	22.328.565
Beneficios y complementos de sueldos y salarios	28.529.439
Aportes patronales	814.116
Prestaciones sociales y otras indemnizaciones	9.703.504
Asistencia socioeconómica	54.829.887
Otros gastos de personal	137.686
Compra de bienes y servicios	37.078.808
Bienes de consumo	6.087.479
Servicios no personales	30.991.329
Depreciación y amortización	540.750
TRANSFERENCIAS Y DONACIONES CORRIENTES	479.903.861
Al sector privado	479.903.861
Transferencias corrientes al sector privado	479.903.861
Otras transferencias corrientes internas al sector privado	479.903.861
OTROS GASTOS CORRIENTES	200.000
Indemnizaciones y sanciones pecuniarias	200.000
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	200.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.593.521**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.134.271**
RECURSOS PROPIOS DE CAPITAL	2.134.271
Ahorro en Cuenta Corriente	1.593.521
Incremento de la depreciación y amortización acumuladas	540.750
2.2 GASTOS DE CAPITAL	**2.134.271**
INVERSIÓN REAL DIRECTA	2.134.271
Formación bruta de capital Fijo	1.684.271
Maquinaria, equipos y otros bienes muebles	1.684.271
Bienes intangibles	450.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0135

Academia Nacional de Ciencias Económicas

ACADEMIA NACIONAL DE CIENCIAS ECONÓMICAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Academia tiene como actividad principal el desarrollo de las ciencias económicas y el estudio de la economía venezolana; promover, estimular y difundir trabajos de investigación de las ciencias económicas, cooperación en la elaboración de lineamiento de la estrategia de desarrollo económico y social y del plan de la nación, opinar en la elaboración de proyectos de leyes en materia económica y formar una biblioteca de obras de ciencias económicas.

Para el año 2012, el ente prevé alcanzar la siguiente meta: atender 2.000 usuarios a través del Proyecto "Difusión del conocimiento de las Ciencias Económicas".

Para el logro de la meta, el ente dispone de un financiamiento de Bs. 881.253, de los cuales Bs. 819.213 corresponden a transferencias del Ejecutivo Nacional, Bs. 44.540 disminución de caja y bancos y Bs. 17.500 a recursos de capital (depreciación y amortización).

La totalidad de los recursos antes indicados, financiará una estructura presupuestaria constituida por gastos corrientes de Bs. 881.253.

El total del presupuesto está distribuido de la siguiente manera: Proyectos Bs. 417.234 y Acciones Centralizadas Bs. 464.019.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**819.213**
INGRESOS CORRIENTES ORDINARIOS	819.213
TRANSFERENCIAS CORRIENTES	819.213
Transferencias corrientes del sector público	819.213
Transferencias corrientes internas recibidas del sector público	819.213
De la República	819.213
INGRESOS DE CAPITAL	**17.500**
RECURSOS PROPIOS DE CAPITAL	17.500
Incremento de la depreciación y amortización acumuladas	17.500
FUENTES DE FINANCIAMIENTO	**44.540**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	44.540
Disminución de otros activos financieros	44.540
Disminución de disponibilidades	44.540
Disminución de Bancos	44.540
TOTAL RECURSOS	**881.253**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**881.253**
GASTOS DE CONSUMO	881.253
Remuneraciones	665.139
Sueldos, salarios y otras retribuciones	298.876
Beneficios y complementos de sueldos y salarios	294.221
Aportes patronales	22.556
Prestaciones sociales y otras indemnizaciones	29.486
Asistencia socioeconómica	20.000
Compra de bienes y servicios	198.614
Bienes de consumo	21.288
Servicios no personales	177.326
Depreciación y amortización	17.500
TOTAL GASTOS	**881.253**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114885	Difusión del conocimiento de las Ciencias Económicas.	Usuario Atendido	1.000	1.000	2.000	20.111	397.123			417.234
TOTAL						**20.111**	**397.123**			**417.234**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	24.429	375.547			399.976
02	Gestión Administrativa	17.500	46.543			64.043
TOTAL		**41.929**	**422.090**			**464.019**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**5**	**3**		**8**	**175.236**	**44.540**	**219.776**
Profesional y Técnico	1			1	25.800	8.387	34.187
Personal Administrativo	3	2		5	112.284	36.153	148.437
Obrero	1	1		2	37.152		37.152
Personal Contratado	**1**	**2**		**3**	**123.640**		**123.640**
Profesional y Técnico	1	2		3	123.640		123.640
TOTAL	**6**	**5**		**11**	**298.876**	**44.540**	**343.416**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	665.139
4.02	Materiales, suministros y mercancías	21.288
4.03	Servicios no personales	177.326
4.08	Otros gastos	17.500
	TOTAL	**881.253**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**819.213**
INGRESOS CORRIENTE ORDINARIO	819.213
TRANSFERENCIAS CORRIENTES	819.213
Transferencias corrientes del sector público	819.213
Transferencias corrientes internas recibidas del sector público	819.213
De la República	819.213
Recursos Ordinarios	819.213
1.2 GASTOS CORRIENTES	**881.253**
GASTOS DE CONSUMO	881.253
Remuneraciones	665.139
Sueldos, salarios y otras retribuciones	298.876
Beneficios y complementos de sueldos y salarios	294.221
Aportes patronales	22.556
Prestaciones sociales y otras indemnizaciones	29.486
Asistencia socioeconómica	20.000
Compra de bienes y servicios	198.614
Bienes de consumo	21.288
Servicios no personales	177.326
Depreciación y amortización	17.500
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(62.040)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(44.540)**
RECURSOS PROPIOS DE CAPITAL	(44.540)
Desahorro en Cuenta Corriente	(62.040)
Incremento de la depreciación y amortización acumuladas	17.500
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(44.540)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**44.540**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	44.540
Disminución de otros activos financieros	44.540
Disminución de disponibilidades	44.540
Disminución de Bancos	44.540
3.2 APLICACIONES FINANCIERAS	**44.540**
DÉFICIT FINANCIERO	44.540

A0136

Academia de Ciencias Físicas, Matemáticas y Naturales

ACADEMIA DE CIENCIAS FÍSICAS, MATEMÁTICAS Y NATURALES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Academia de Ciencias Físicas, Matemáticas y Naturales fue creada por Ley del Congreso de los Estados Unidos de Venezuela del 13 de junio de 1917, iniciando sus actividades el mismo año, constituyéndose de esta manera como Corporación de Derecho Público, cuya actividad principal es fomentar las actividades de las ciencias físicas, matemáticas y naturales, promoviendo acciones en el ámbito nacional e internacional, para el logro de una difusión y el fortalecimiento de estas ciencias y sus aplicaciones a través de conferencias, congresos, seminarios, foros, publicaciones de trabajos y cualquier otro medio que se considere adecuado para este fin.

MISIÓN: promover las acciones en el ámbito nacional e internacional, para el logro de una difusión y fortalecimiento de las ciencias físicas, matemáticas y naturales, estimulando su cultivo por medio de publicaciones y cualquier otro medio.

La política de gastos se orientará a dar continuidad a la operatividad de la Academia, a través de las Acciones Centralizadas y dos (2) Proyectos.

Para el ejercicio económico año 2012, el presupuesto de ingresos se sitúa en Bs. 1.401.334, discriminados en Bs. 1.365.334 provenientes de transferencias corrientes internas recibidas del sector público y Bs. 36.000 de depreciación.

El presupuesto de gastos asciende a la cantidad de Bs. 1.401.334, distribuidos en gastos corrientes Bs. 1.381.334 y gastos de capital Bs. 20.000.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**1.365.334**
INGRESOS CORRIENTES ORDINARIOS	1.365.334
TRANSFERENCIAS CORRIENTES	1.365.334
Transferencias corrientes del sector público	1.365.334
Transferencias corrientes internas recibidas del sector público	1.365.334
De la República	1.365.334
INGRESOS DE CAPITAL	**36.000**
RECURSOS PROPIOS DE CAPITAL	36.000
Incremento de la depreciación y amortización acumuladas	36.000
TOTAL RECURSOS	**1.401.334**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**1.381.334**
GASTOS DE CONSUMO	1.381.334
Remuneraciones	823.164
Sueldos, salarios y otras retribuciones	345.576
Beneficios y complementos de sueldos y salarios	307.631
Aportes patronales	41.348
Prestaciones sociales y otras indemnizaciones	89.125
Asistencia socioeconómica	39.484
Compra de bienes y servicios	522.170
Bienes de consumo	72.400
Servicios no personales	449.770
Depreciación y amortización	36.000
GASTOS DE CAPITAL	**20.000**
INVERSIÓN REAL DIRECTA	20.000
Formación bruta de capital Fijo	20.000
Maquinaria, equipos y otros bienes muebles	20.000
TOTAL GASTOS	**1.401.334**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114891	Difusión del conocimiento de las Ciencias Físicas, Matemáticas y Naturales	Documento			17		604.492			604.492
114896	Enseñanza de las ciencias basada en la Indagación	Evento			8		140.000			140.000
TOTAL							744.492			744.492

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		461.653			461.653
02	Gestión Administrativa	36.000	159.189			195.189
TOTAL		36.000	620.842			656.842

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**5**	**4**		**9**	**297.576**		**297.576**
Profesional y Técnico	1	3		4	149.748		149.748
Personal Administrativo	3			3	91.032		91.032
Obrero	1	1		2	56.796		56.796
Personal Contratado	**1**	**1**		**2**	**48.000**		**48.000**
Profesional y Técnico	1	1		2	48.000		48.000
TOTAL	**6**	**5**		**11**	**345.576**		**345.576**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	823.164
4.02	Materiales, suministros y mercancías	72.400
4.03	Servicios no personales	449.770
4.04	Activos reales	20.000
4.08	Otros gastos	36.000
	TOTAL	**1.401.334**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.365.334**
INGRESOS CORRIENTE ORDINARIO	1.365.334
TRANSFERENCIAS CORRIENTES	1.365.334
Transferencias corrientes del sector público	1.365.334
Transferencias corrientes internas recibidas del sector público	1.365.334
De la República	1.365.334
Recursos Ordinarios	1.365.334
1.2 GASTOS CORRIENTES	**1.381.334**
GASTOS DE CONSUMO	1.381.334
Remuneraciones	823.164
Sueldos, salarios y otras retribuciones	345.576
Beneficios y complementos de sueldos y salarios	307.631
Aportes patronales	41.348
Prestaciones sociales y otras indemnizaciones	89.125
Asistencia socioeconómica	39.484
Compra de bienes y servicios	522.170
Bienes de consumo	72.400
Servicios no personales	449.770
Depreciación y amortización	36.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(16.000)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**20.000**
RECURSOS PROPIOS DE CAPITAL	20.000
Desahorro en Cuenta Corriente	(16.000)
Incremento de la depreciación y amortización acumuladas	36.000
2.2 GASTOS DE CAPITAL	**20.000**
INVERSIÓN REAL DIRECTA	20.000
Formación bruta de capital Fijo	20.000
Maquinaria, equipos y otros bienes muebles	20.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0137

Academia de Ciencias Políticas y Sociales

ACADEMIA DE CIENCIAS POLÍTICAS Y SOCIALES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Academia de Ciencias Políticas y Sociales fue creada por el Congreso Nacional, mediante Ley Orgánica del 16 de julio de 1915, y se rige por Ley del 30 de junio de 1924. Es una Corporación de Derecho Público cuyo inicio de operaciones fue en 1915 y su actividad principal es propiciar el desarrollo y progreso de las ciencias políticas y sociales en general, así como cooperar con el progreso y mejora de la legislación venezolana, redactar y revisar proyectos de códigos y demás leyes que le sean presentados por el Ejecutivo Nacional, así como aquellas de carácter local.

Su misión es realizar acciones que permitan el desarrollo, la investigación en el mundo jurídico, el progreso de las ciencias políticas y sociales en general y de las ciencias jurídicas en particular.

Para el año 2012, el ente prevé alcanzar la siguiente meta: difundir 12 obras a través del Proyecto "Difusión del Conocimiento de las Ciencias Jurídicas".

Para el logro de la meta, el ente dispone de un financiamiento de Bs. 1.890.429, de los cuales Bs. 1.853.229 corresponden a transferencias del Ejecutivo Nacional y Bs. 37.200 a recursos de capital (depreciación y amortización).

La totalidad de los recursos antes indicados, financiará una estructura presupuestaria constituida por gastos corrientes de Bs. 1.852.429 e inversión en activos fijos Bs. 38.000.

El total del presupuesto está distribuido de la siguiente manera: Proyectos Bs. 1.086.849 y Acciones Centralizadas Bs. 803.580.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**1.853.229**
INGRESOS CORRIENTES ORDINARIOS	1.853.229
TRANSFERENCIAS CORRIENTES	1.853.229
Transferencias corrientes del sector público	1.853.229
Transferencias corrientes internas recibidas del sector público	1.853.229
De la República	1.853.229
INGRESOS DE CAPITAL	**37.200**
RECURSOS PROPIOS DE CAPITAL	37.200
Incremento de la depreciación y amortización acumuladas	37.200
TOTAL RECURSOS	**1.890.429**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**1.852.429**
GASTOS DE CONSUMO	1.852.429
Remuneraciones	1.225.114
Sueldos, salarios y otras retribuciones	417.681
Beneficios y complementos de sueldos y salarios	488.833
Aportes patronales	58.834
Prestaciones sociales y otras indemnizaciones	112.474
Asistencia socioeconómica	147.292
Compra de bienes y servicios	590.115
Bienes de consumo	100.120
Servicios no personales	489.995
Depreciación y amortización	37.200
GASTOS DE CAPITAL	**38.000**
INVERSIÓN REAL DIRECTA	38.000
Formación bruta de capital Fijo	38.000
Maquinaria, equipos y otros bienes muebles	38.000
TOTAL GASTOS	**1.890.429**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114776	Difusión del Conocimiento de las Ciencias Jurídicas	Obra			12	1.086.849				1.086.849
TOTAL						1.086.849				1.086.849

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		470.265			470.265
02	Gestión Administrativa	37.200	296.115			333.315
TOTAL		**37.200**	**766.380**			**803.580**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**10**	**4**		**14**	**417.681**		**417.681**
Profesional y Técnico	8			8	253.608		253.608
Personal Administrativo	2	1		3	108.345		108.345
Obrero		3		3	55.728		55.728
TOTAL	**10**	**4**		**14**	**417.681**		**417.681**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	1.225.114
4.02	Materiales, suministros y mercancías	100.120
4.03	Servicios no personales	489.995
4.04	Activos reales	38.000
4.08	Otros gastos	37.200
	TOTAL	**1.890.429**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.853.229**
INGRESOS CORRIENTE ORDINARIO	1.853.229
TRANSFERENCIAS CORRIENTES	1.853.229
Transferencias corrientes del sector público	1.853.229
Transferencias corrientes internas recibidas del sector público	1.853.229
De la República	1.853.229
Recursos Ordinarios	1.853.229
1.2 GASTOS CORRIENTES	**1.852.429**
GASTOS DE CONSUMO	1.852.429
Remuneraciones	1.225.114
Sueldos, salarios y otras retribuciones	417.681
Beneficios y complementos de sueldos y salarios	488.833
Aportes patronales	58.834
Prestaciones sociales y otras indemnizaciones	112.474
Asistencia socioeconómica	147.292
Compra de bienes y servicios	590.115
Bienes de consumo	100.120
Servicios no personales	489.995
Depreciación y amortización	37.200
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**800**

II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**38.000**
RECURSOS PROPIOS DE CAPITAL	38.000
Ahorro en Cuenta Corriente	800
Incremento de la depreciación y amortización acumuladas	37.200
2.2 GASTOS DE CAPITAL	**38.000**
INVERSIÓN REAL DIRECTA	38.000
Formación bruta de capital Fijo	38.000
Maquinaria, equipos y otros bienes muebles	38.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0138

Academia Nacional de la Historia

ACADEMIA NACIONAL DE LA HISTORIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Academia Nacional de la Historia, es una Corporación de Derecho Público, que tiene como misión: identificar, acopiar y rescatar la información documental, hemerográfica, bibliográfica, digitalizada y audiovisual disponible sobre la vida política, económica, cultural y social de la nación; velar porque sea tratado con la mayor objetividad, así como custodiar su legado histórico, preservarlo y organizarlo.

Para el año 2012, la academia tiene previsto atender a 8.200 usuarios a través del proyecto "Fortalecimiento, promoción y difusión del acervo histórico, conservación y automatización de las colecciones documentales y hemerográficas.".

Para el logro de las metas se estiman recursos por Bs. 2.303.077, de los cuales Bs. 2.292.226 son Ingresos Corrientes (transferencia del Ejecutivo Nacional) e ingresos de capital, provenientes del incremento de la depreciación acumulada por Bs. 10.851.

Los recursos antes señalados financiarán una estructura presupuestaria constituida por gastos corrientes de Bs. 2.135.747 y gastos de capital Bs. 167.330.

El total de presupuesto está distribuido de la siguiente manera: Proyecto Bs. 1.371.925 y Acciones Centralizadas Bs. 931.152.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**2.292.226**
INGRESOS CORRIENTES ORDINARIOS	2.292.226
TRANSFERENCIAS CORRIENTES	2.292.226
Transferencias corrientes del sector público	2.292.226
Transferencias corrientes internas recibidas del sector público	2.292.226
De la República	2.292.226
INGRESOS DE CAPITAL	**10.851**
RECURSOS PROPIOS DE CAPITAL	10.851
Incremento de la depreciación y amortización acumuladas	10.851
TOTAL RECURSOS	**2.303.077**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**2.135.747**
GASTOS DE CONSUMO	2.135.747
Remuneraciones	1.175.100
Sueldos, salarios y otras retribuciones	257.064
Beneficios y complementos de sueldos y salarios	514.753
Aportes patronales	33.830
Prestaciones sociales y otras indemnizaciones	116.819
Asistencia socioeconómica	149.034
Otros gastos de personal	103.600
Compra de bienes y servicios	949.796
Bienes de consumo	249.796
Servicios no personales	700.000
Depreciación y amortización	10.851
GASTOS DE CAPITAL	**167.330**
INVERSIÓN REAL DIRECTA	167.330
Formación bruta de capital Fijo	167.330
Maquinaria, equipos y otros bienes muebles	167.330
TOTAL GASTOS	**2.303.077**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115041	Fortalecimiento, promoción y difusión del acervo histórico, conservación y automatización de las colecciones documentales y hemerográficas.	Usuario Atendido			8.200		1.371.925			1.371.925
TOTAL							**1.371.925**			**1.371.925**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		679.992			679.992
02	Gestión Administrativa	10.851	240.309			251.160
TOTAL		**10.851**	**920.301**			**931.152**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**9**	**3**		**12**	**257.064**		**257.064**
Profesional y Técnico	1			1	26.130		26.130
Personal Administrativo	2	1		3	82.230		82.230
Obrero	6	2		8	148.704		148.704
TOTAL	**9**	**3**		**12**	**257.064**		**257.064**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	1.175.100
4.02	Materiales, suministros y mercancías	249.796
4.03	Servicios no personales	700.000
4.04	Activos reales	167.330
4.08	Otros gastos	10.851
	TOTAL	**2.303.077**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.292.226**
INGRESOS CORRIENTE ORDINARIO	2.292.226
TRANSFERENCIAS CORRIENTES	2.292.226
Transferencias corrientes del sector público	2.292.226
Transferencias corrientes internas recibidas del sector público	2.292.226
De la República	2.292.226
Recursos Ordinarios	2.292.226
1.2 GASTOS CORRIENTES	**2.135.747**
GASTOS DE CONSUMO	2.135.747
Remuneraciones	1.175.100
Sueldos, salarios y otras retribuciones	257.064
Beneficios y complementos de sueldos y salarios	514.753
Aportes patronales	33.830
Prestaciones sociales y otras indemnizaciones	116.819
Asistencia socioeconómica	149.034
Otros gastos de personal	103.600
Compra de bienes y servicios	949.796
Bienes de consumo	249.796
Servicios no personales	700.000
Depreciación y amortización	10.851
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**156.479**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**167.330**
RECURSOS PROPIOS DE CAPITAL	167.330
Ahorro en Cuenta Corriente	156.479
Incremento de la depreciación y amortización acumuladas	10.851

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**167.330**
INVERSIÓN REAL DIRECTA	167.330
Formación bruta de capital Fijo	167.330
Maquinaria, equipos y otros bienes muebles	167.330
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0139

Academia Venezolana de la Lengua

ACADEMIA VENEZOLANA DE LA LENGUA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Academia Venezolana de la Lengua se creó según Ley N° 2486 de fecha 10 de abril de 1883, constituyéndose en un ente autónomo sin fines de lucro, e inició sus actividades el día 26 de julio de 1883, cuya misión es el mejoramiento del idioma y la difusión de la bibliografía de autores venezolanos.

Para el año 2012, el ente prevé alcanzar la siguiente meta: realizar 6 informes de ejecución a través del Proyecto "Estudio y Divulgación del Patrimonio Lingüístico y Literario Venezolano".

Para el logro de la meta, el ente dispone de un financiamiento de Bs. 966.835, de los cuales Bs. 923.024 corresponden a transferencias del Ejecutivo Nacional, y Bs. 43.811 a recursos de capital (depreciación y amortización).

La totalidad de los recursos antes indicados, financiará una estructura presupuestaria constituida por gastos corrientes de Bs. 956.835 e inversión en activos fijos Bs. 10.000.

El total del presupuesto está distribuido de la siguiente manera: Proyectos Bs. 541.084 y Acciones Centralizadas Bs. 425.751.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**923.024**
INGRESOS CORRIENTES ORDINARIOS	923.024
TRANSFERENCIAS CORRIENTES	923.024
Transferencias corrientes del sector público	923.024
Transferencias corrientes internas recibidas del sector público	923.024
De la República	923.024
INGRESOS DE CAPITAL	**43.811**
RECURSOS PROPIOS DE CAPITAL	43.811
Incremento de la depreciación y amortización acumuladas	43.811
TOTAL RECURSOS	**966.835**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**956.835**
GASTOS DE CONSUMO	938.835
Remuneraciones	614.268
Sueldos, salarios y otras retribuciones	281.029
Beneficios y complementos de sueldos y salarios	198.082
Aportes patronales	24.457
Prestaciones sociales y otras indemnizaciones	31.916
Asistencia socioeconómica	78.784
Compra de bienes y servicios	280.756
Bienes de consumo	54.500
Servicios no personales	226.256
Depreciación y amortización	43.811
TRANSFERENCIAS Y DONACIONES CORRIENTES	18.000
Al sector privado	18.000
Transferencias corrientes al sector privado	18.000
Directas a personas	18.000
Otras transferencias directas a personas	18.000
GASTOS DE CAPITAL	**10.000**
INVERSIÓN REAL DIRECTA	10.000
Formación bruta de capital Fijo	10.000
Maquinaria, equipos y otros bienes muebles	10.000
TOTAL GASTOS	**966.835**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114747	Estudio y Divulgación del Patrimonio Lingüístico y Literario Venezolano	Informe de Ejecución			6		541.084			541.084
TOTAL							**541.084**			**541.084**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		294.778			294.778
02	Gestión Administrativa	43.811	87.162			130.973
TOTAL		**43.811**	**381.940**			**425.751**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**4**	**3**		**7**	**190.029**		**190.029**
Profesional y Técnico		2		2	61.249		61.249
Personal Administrativo	3			3	91.622		91.622
Obrero	1	1		2	37.158		37.158
Personal Contratado		**3**		**3**	**91.000**		**91.000**
Directivo		1		1	60.000		60.000
Profesional y Técnico		2		2	31.000		31.000
TOTAL	**4**	**6**		**10**	**281.029**		**281.029**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	614.268
4.02	Materiales, suministros y mercancías	54.500
4.03	Servicios no personales	226.256
4.04	Activos reales	10.000
4.07	Transferencias y donaciones	18.000
4.08	Otros gastos	43.811
	TOTAL	**966.835**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**923.024**
INGRESOS CORRIENTES EXTRAORDINARIOS	923.024
TRANSFERENCIAS Y DONACIONES CORRIENTES	923.024
Donaciones corrientes internas recibidas del sector público	923.024
De la República	923.024
1.2 GASTOS CORRIENTES	**956.835**
GASTOS DE CONSUMO	938.835
Remuneraciones	614.268
Sueldos, salarios y otras retribuciones	281.029
Beneficios y complementos de sueldos y salarios	198.082
Aportes patronales	24.457
Prestaciones sociales y otras indemnizaciones	31.916
Asistencia socioeconómica	78.784
Compra de bienes y servicios	280.756
Bienes de consumo	54.500
Servicios no personales	226.256
Depreciación y amortización	43.811
TRANSFERENCIAS Y DONACIONES CORRIENTES	18.000
Al sector privado	18.000
Transferencias corrientes al sector privado	18.000
Directas a personas	18.000
Otras transferencias directas a personas	18.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(33.811)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**10.000**
RECURSOS PROPIOS DE CAPITAL	10.000
Desahorro en Cuenta Corriente	(33.811)
Incremento de la depreciación y amortización acumuladas	43.811
2.2 GASTOS DE CAPITAL	**10.000**
INVERSIÓN REAL DIRECTA	10.000
Formación bruta de capital Fijo	10.000
Maquinaria, equipos y otros bienes muebles	10.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0140

Academia Nacional de Medicina

ACADEMIA NACIONAL DE MEDICINA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Academia Nacional de Medicina fue creada el 11 de junio de 1904, por Ley Orgánica que la establece como Corporación Oficial, Científica y Doctrinaria para que represente la Ciencia Médica Nacional, le dé impulso, guarde su tradición y constituya escuela.

Estas características se han mantenido a lo largo de la historia, ratificada en la Ley Orgánica decretada por el Congreso Nacional el 15 de Julio de 1941. Es una Corporación Oficial, Científica y Doctrinaria que representa a la ciencia médica nacional. La Academia Nacional de Medicina se ocupa de todo lo relativo al estudio de las ciencias biológicas y en especial de la Patología e Higiene Nacional, asuntos en que puede actuar como cuerpo consultor.

Entre los objetivos principales de ésta Academia en su carácter de cuerpo consultor está:

- Asesorar al Ejecutivo Nacional acerca de las medidas necesarias para el desarrollo de las ciencias médicas en Venezuela y las relaciones con la salud en general.
- Establecer relaciones de intercambio con otras instituciones de carácter científico del país y del exterior.

Para el logro de estos objetivos el presupuesto de ingresos para el año 2012, de la presente Academia se sitúa en Bs. 1.384.014, distribuidos en: Bs. 1.348.707 provenientes de transferencias corrientes internas recibidas del sector público y Bs. 35.307 de depreciación.

El presupuesto de gastos asciende a Bs. 1.384.014; imputados en su totalidad a los gastos corrientes de la Institución.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**1.348.707**
INGRESOS CORRIENTES ORDINARIOS	1.348.707
TRANSFERENCIAS CORRIENTES	1.348.707
Transferencias corrientes del sector público	1.348.707
Transferencias corrientes internas recibidas del sector público	1.348.707
De la República	1.348.707
INGRESOS DE CAPITAL	**35.307**
RECURSOS PROPIOS DE CAPITAL	35.307
Incremento de la depreciación y amortización acumuladas	35.307
TOTAL RECURSOS	**1.384.014**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**1.384.014**
GASTOS DE CONSUMO	1.384.014
Remuneraciones	1.084.927
Sueldos, salarios y otras retribuciones	353.820
Beneficios y complementos de sueldos y salarios	422.531
Aportes patronales	44.128
Prestaciones sociales y otras indemnizaciones	103.768
Asistencia socioeconómica	118.680
Otros gastos de personal	42.000
Compra de bienes y servicios	263.780
Bienes de consumo	41.949
Servicios no personales	221.831
Depreciación y amortización	35.307
TOTAL GASTOS	**1.384.014**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114758	Difusión y estimulo de investigaciones relacionadas con las Ciencias de la Salud	Investigación			71		710.691			710.691
TOTAL							710.691			710.691

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		523.505			523.505
02	Gestión Administrativa	35.307	114.511			149.818
TOTAL		35.307	638.016			673.323

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**10**	**2**		**12**	**311.820**		**311.820**
Profesional y Técnico	2	1		3	101.869		101.869
Personal Administrativo	6			6	154.187		154.187
Obrero	2	1		3	55.764		55.764
Personal Contratado	**2**			**2**	**42.000**		**42.000**
Profesional y Técnico	2			2	42.000		42.000
TOTAL	12	2		14	353.820		353.820

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	1.084.927
4.02	Materiales, suministros y mercancías	41.949
4.03	Servicios no personales	221.831
4.08	Otros gastos	35.307
	TOTAL	**1.384.014**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.348.707**
INGRESOS CORRIENTE ORDINARIO	1.348.707
TRANSFERENCIAS CORRIENTES	1.348.707
Transferencias corrientes del sector público	1.348.707
Transferencias corrientes internas recibidas del sector público	1.348.707
De la República	1.348.707
Recursos Ordinarios	1.348.707
1.2 GASTOS CORRIENTES	**1.384.014**
GASTOS DE CONSUMO	1.384.014
Remuneraciones	1.084.927
Sueldos, salarios y otras retribuciones	353.820
Beneficios y complementos de sueldos y salarios	422.531
Aportes patronales	44.128
Prestaciones sociales y otras indemnizaciones	103.768
Asistencia socioeconómica	118.680
Otros gastos de personal	42.000
Compra de bienes y servicios	263.780
Bienes de consumo	41.949
Servicios no personales	221.831
Depreciación y amortización	35.307
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(35.307)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**0**
Desahorro en Cuenta Corriente	(35.307)
Incremento de la depreciación y amortización acumuladas	35.307
2.2 GASTOS DE CAPITAL	**0**
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0323

Fundación de Edificaciones y Dotaciones Educativas (FEDE)

FUNDACIÓN DE EDIFICACIONES Y DOTACIONES EDUCATIVAS (FEDE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación de Edificaciones y Dotaciones Educativas (FEDE), tiene como objetivo la rehabilitación de la planta física educativa en el ámbito Nacional de los planteles oficiales en los niveles de preescolar, básica, media, diversificada, profesional y educación especial a través de las acciones de construcción, ampliación, reparación, dotación de mobiliario escolar y mantenimiento.

Para el ejercicio fiscal 2012, la Fundación formuló cinco (5) proyectos y tres (3) acciones centralizadas, estimando alcanzar las metas siguientes: construir 2 escuelas de educación básica, rehabilitación de 30 escuelas de educación básica, construir 5 escuelas a través de convenios especiales, dotar 236 escuelas de mobiliario escolar y equipos. Así como brindar servicios básicos y arrendamiento a 12.930 inmuebles educativos.

Para el logro de las metas dispone de un financiamiento de Bs. 401.404.227, de los cuales Bs. 400.626.483 corresponden a transferencias del Ejecutivo Nacional (transferencias corrientes Bs. 243.217.282 y transferencias de capital Bs. 157.409.201) y recursos de capital por Bs. 777.744 (provenientes de la depreciación).

Los recursos antes señalados financiarán una estructura presupuestaria constituida por gastos corrientes de Bs. 233.703.839, inversión real directa por Bs. 144.351.427 y aplicaciones financieras de Bs. 23.348.961.

El total del presupuesto está distribuido de la manera siguiente: Proyectos Bs. 268.193.132 y Acciones Centralizadas Bs. 133.211.095.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**243.217.282**
INGRESOS CORRIENTES ORDINARIOS	243.217.282
TRANSFERENCIAS CORRIENTES	243.217.282
Transferencias corrientes del sector público	243.217.282
Transferencias corrientes internas recibidas del sector público	243.217.282
De la República	243.217.282
INGRESOS DE CAPITAL	**158.186.945**
RECURSOS PROPIOS DE CAPITAL	777.744
Incremento de la depreciación y amortización acumuladas	777.744
TRANSFERENCIAS Y DONACIONES DE CAPITAL	157.409.201
Transferencias y donaciones de capital del sector público	157.409.201
Transferencias de capital recibidas del sector público	157.409.201
De la República	157.409.201
TOTAL RECURSOS	**401.404.227**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**233.703.839**
GASTOS DE CONSUMO	230.076.420
Remuneraciones	112.938.683
Sueldos, salarios y otras retribuciones	20.745.794
Beneficios y complementos de sueldos y salarios	42.961.241
Aportes patronales	3.800.261
Prestaciones sociales y otras indemnizaciones	10.131.605
Asistencia socioeconómica	35.299.782
Compra de bienes y servicios	116.359.993
Bienes de consumo	3.228.580
Servicios no personales	113.131.413
Depreciación y amortización	777.744
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.627.419
Al sector privado	3.627.419
Transferencias corrientes al sector privado	3.627.419
Directas a personas	3.627.419
Pensiones y otros beneficios asociados	774.453
Jubilaciones y otros beneficios asociados	2.852.966
GASTOS DE CAPITAL	**144.351.427**
INVERSIÓN REAL DIRECTA	144.351.427
Formación bruta de capital Fijo	140.520.087
Maquinaria, equipos y otros bienes muebles	62.892.046
Construcciones de bienes de dominio privado	77.628.041
Bienes intangibles	3.831.340
APLICACIONES FINANCIERAS	**23.348.961**
DISMINUCIÓN DE PASIVOS	23.348.961
Disminución de cuentas y efectos por pagar	23.348.961
Disminución de cuentas y efectos por pagar a corto plazo	23.348.961
Disminución cuentas por pagar a proveedores a corto plazo	22.848.961
Disminución cuentas por pagar a contratistas a corto plazo	500.000
TOTAL GASTOS	**401.404.227**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Cantidad: Fem.	Cantidad: Masc.	Cantidad: Total	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
114719	Construcción de planteles en el Subsistema de Educación Básica.	Escuela			2		27.267.141			27.267.141
114754	Rehabilitación, ampliación y mejoras de planteles en el Subsistema de Educación Básica.	Escuela			30		60.081.173			60.081.173
114822	Construcción y atención de la planta física educativa del Subsistema de Educación Básica a través de Convenios Especiales.	Escuela			5		2.905.263			2.905.263
114916	Dotación de mobiliario escolar y equipos en el Subsistema de Educación Básica.	Escuela			236		67.155.624			67.155.624
114980	Servicios básicos y arrendamientos de la planta fisica educativa.	Inmueble			12.930		110.783.931			110.783.931
	TOTAL						**268.193.132**			**268.193.132**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
01	Dirección y Coordinación de los Gastos de los Trabajadores		112.938.683			112.938.683
02	Gestión Administrativa	777.744	15.867.249			16.644.993
03	Previsión y Protección Social		3.627.419			3.627.419
	TOTAL	**777.744**	**132.433.351**			**133.211.095**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**370**	**283**	**113**	**766**	**20.650.780**	**456.816**	**21.107.596**
Alto Nivel y de Dirección		1		1	11.106	51.984	63.090
Directivo	28	17	41	86	1.045.170	404.832	1.450.002
Profesional y Técnico	234	169	17	420	14.312.997		14.312.997
Personal Administrativo	83	73	3	159	4.264.391		4.264.391
Obrero	25	23	52	100	1.017.116		1.017.116
TOTAL	**370**	**283**	**113**	**766**	**20.650.780**	**456.816**	**21.107.596**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**10**	**9**	**19**	**774.453**
Empleados	10	9	19	774.453
Jubilados	**24**	**31**	**55**	**2.852.966**
Empleados	24	31	55	2.852.966
TOTAL	**34**	**40**	**74**	**3.627.419**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	112.938.683
4.02	Materiales, suministros y mercancías	3.228.580
4.03	Servicios no personales	113.131.413
4.04	Activos reales	144.351.427
4.07	Transferencias y donaciones	3.627.419
4.08	Otros gastos	777.744
4.11	Disminución de pasivos	23.348.961
	TOTAL	**401.404.227**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**243.217.282**
INGRESOS CORRIENTE ORDINARIO	243.217.282
TRANSFERENCIAS CORRIENTES	243.217.282
Transferencias corrientes del sector público	243.217.282
Transferencias corrientes internas recibidas del sector público	243.217.282
De la República	243.217.282
Recursos Ordinarios	243.217.282
1.2 GASTOS CORRIENTES	**233.703.839**
GASTOS DE CONSUMO	230.076.420
Remuneraciones	112.938.683
Sueldos, salarios y otras retribuciones	20.745.794
Beneficios y complementos de sueldos y salarios	42.961.241
Aportes patronales	3.800.261
Prestaciones sociales y otras indemnizaciones	10.131.605
Asistencia socioeconómica	35.299.782
Compra de bienes y servicios	116.359.993
Bienes de consumo	3.228.580
Servicios no personales	113.131.413
Depreciación y amortización	777.744
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.627.419
Al sector privado	3.627.419
Transferencias corrientes al sector privado	3.627.419
Directas a personas	3.627.419
Pensiones y otros beneficios asociados	774.453
Jubilaciones y otros beneficios asociados	2.852.966
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**9.513.443**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**167.700.388**
RECURSOS PROPIOS DE CAPITAL	10.291.187
Ahorro en Cuenta Corriente	9.513.443
Incremento de la depreciación y amortización acumuladas	777.744
TRANSFERENCIAS Y DONACIONES DE CAPITAL	157.409.201
Transferencias y donaciones de capital del sector público	157.409.201
Transferencias de capital recibidas del sector público	157.409.201
De la República	157.409.201
2.2 GASTOS DE CAPITAL	**144.351.427**
INVERSIÓN REAL DIRECTA	144.351.427
Formación bruta de capital Fijo	140.520.087
Maquinaria, equipos y otros bienes muebles	62.892.046
Construcciones de bienes de dominio privado	77.628.041
Bienes intangibles	3.831.340
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**23.348.961**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**23.348.961**
SUPERÁVIT FINANCIERO	23.348.961
3.2 APLICACIONES FINANCIERAS	**23.348.961**
DISMINUCIÓN DE PASIVOS	23.348.961
Disminución de cuentas y efectos por pagar	23.348.961
Disminución de cuentas y efectos por pagar a corto plazo	23.348.961
Disminución cuentas por pagar a proveedores a corto plazo	22.848.961
Disminución cuentas por pagar a contratistas a corto plazo	500.000

A0387

Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)

FUNDACIÓN CENTRO NACIONAL PARA EL MEJORAMIENTO DE LA ENSEÑANZA DE LA CIENCIA (CENAMEC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia, tiene como estrategia institucional: desarrollar, coordinar, promover, divulgar y aplicar investigaciones científicas para el análisis, seguimiento y evaluación de los procesos educativos como medio de orientación de las políticas de Estado en materia educativa, cuyos resultados contribuyan al mejoramiento continuo, progresivo y sustentable del Sistema Educativo Venezolano.

En este sentido orientará su esfuerzo en el desarrollo del proyecto: "Evaluación de la calidad del subsistema de educación básica y su impacto en la sociedad venezolana"; el mismo está constituido bajo las líneas del Plan Nacional Simón Bolívar 2007-2013, orientado hacia la construcción del socialismo del siglo XXI, con el objetivo específico de: evaluar la calidad del subsistema de educación básica y su impacto en la sociedad venezolana, con el fin de obtener una línea base que permita lograr comparaciones a mediano y largo plazo que conlleven a la toma de decisiones, permitiendo contribuir con la construcción de una estructura social incluyente, para así alcanzar la Suprema Felicidad.

Para el logro de sus metas dispone de un financiamiento de Bs. 20.032.282, de los cuales Bs. 14.512.223, corresponden a transferencias del Ejecutivo Nacional, recursos de capital por Bs. 80.327 provenientes de la depreciación y fuentes financieras Bs. 5.439.732 por disminución de caja.

La totalidad de los recursos antes indicados, financiarán una estructura presupuestaria constituida por gastos corrientes de Bs. 14.519.474, inversión en activos fijos por Bs. 73.076 y disminución de pasivos Bs. 5.439.732.

El total del presupuesto está distribuido de la siguiente manera: Proyectos Bs. 8.875.451 y Acciones Centralizadas Bs. 11.156.831.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**14.512.223**
INGRESOS CORRIENTES ORDINARIOS	14.512.223
TRANSFERENCIAS CORRIENTES	14.512.223
Transferencias corrientes del sector público	14.512.223
Transferencias corrientes internas recibidas del sector público	14.512.223
De la República	14.512.223
INGRESOS DE CAPITAL	**80.327**
RECURSOS PROPIOS DE CAPITAL	80.327
Incremento de la depreciación y amortización acumuladas	80.327
FUENTES DE FINANCIAMIENTO	**5.439.732**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.439.732
Disminución de otros activos financieros	5.439.732
Disminución de disponibilidades	5.439.732
Disminución de caja	5.439.732
TOTAL RECURSOS	**20.032.282**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**14.519.474**
GASTOS DE CONSUMO	14.155.401
Remuneraciones	13.173.388
Sueldos, salarios y otras retribuciones	2.638.487
Beneficios y complementos de sueldos y salarios	2.613.004
Aportes patronales	657.686
Prestaciones sociales y otras indemnizaciones	1.376.354
Asistencia socioeconómica	3.134.957
Otros gastos de personal	2.752.900
Compra de bienes y servicios	901.686
Bienes de consumo	411.825
Servicios no personales	489.861
Depreciación y amortización	80.327
TRANSFERENCIAS Y DONACIONES CORRIENTES	364.073
Al sector público	364.073
Transferencias corrientes al sector público	364.073
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	364.073
GASTOS DE CAPITAL	**73.076**
INVERSIÓN REAL DIRECTA	73.076
Formación bruta de capital Fijo	73.076
Maquinaria, equipos y otros bienes muebles	73.076
APLICACIONES FINANCIERAS	**5.439.732**
DISMINUCIÓN DE PASIVOS	5.439.732
Disminución de cuentas y efectos por pagar	5.439.732
Disminución de cuentas y efectos por pagar a corto plazo	5.134.078
Disminución de sueldos, salarios y otras remuneraciones por pagar	562.690
Disminución de aportes patronales y retenciones laborales por pagar	923.414
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	667.239
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	10.682

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	181.354
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	7.002
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	52.916
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	3.147
Disminución de otras retenciones laborales por pagar	1.074
Disminución de efectos por pagar a proveedores a corto plazo	3.647.974
Disminución de otras cuentas y efectos por pagar	305.654
Disminución de otras cuentas por pagar a corto plazo	305.654
TOTAL GASTOS	**20.032.282**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Cantidad: Fem.	Cantidad: Masc.	Cantidad: Total	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
114757	Evaluación de la calidad del Subsistema de Educación Básica y su impacto en la sociedad venezolana.	Informe			8		8.875.451			8.875.451
TOTAL							8.875.451			8.875.451

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
01	Dirección y Coordinación de los Gastos de los Trabajadores		4.794.216			4.794.216
02	Gestión Administrativa	5.520.059	478.483			5.998.542
03	Previsión y Protección Social		364.073			364.073
TOTAL		5.520.059	5.636.772			11.156.831

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**59**	**39**		**98**	**2.205.504**	**350.232**	**2.555.736**
Alto Nivel y de Dirección		1		1	22.212		22.212
Directivo	13	6		19	312.600		312.600
Profesional y Técnico	24	8		32	826.644	146.376	973.020
Personal Administrativo	10	11		21	462.000	33.948	495.948
Personal Docente	6	5		11	292.716	76.140	368.856
Obrero	6	8		14	289.332	93.768	383.100
Personal Contratado	**15**	**8**		**23**	**380.956**		**380.956**
Profesional y Técnico	7	3		10	287.552		287.552
Personal Administrativo	7	5		12	74.828		74.828
Obrero	1			1	18.576		18.576
TOTAL	**74**	**47**		**121**	**2.586.460**	**350.232**	**2.936.692**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	13.173.388
4.02	Materiales, suministros y mercancías	411.825
4.03	Servicios no personales	489.861
4.04	Activos reales	73.076
4.07	Transferencias y donaciones	364.073
4.08	Otros gastos	80.327
4.11	Disminución de pasivos	5.439.732
	TOTAL	**20.032.282**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**14.512.223**
INGRESOS CORRIENTES ORDINARIOS	14.512.223
TRANSFERENCIAS CORRIENTES	14.512.223
Transferencias corrientes del sector público	14.512.223
Transferencias corrientes internas recibidas del sector público	14.512.223
De la República	14.512.223
Recursos Ordinarios	14.512.223
1.2 GASTOS CORRIENTES	**14.519.474**
GASTOS DE CONSUMO	14.155.401
Remuneraciones	13.173.388
Sueldos, salarios y otras retribuciones	2.638.487
Beneficios y complementos de sueldos y salarios	2.613.004
Aportes patronales	657.686
Prestaciones sociales y otras indemnizaciones	1.376.354
Asistencia socioeconómica	3.134.957
Otros gastos de personal	2.752.900
Compra de bienes y servicios	901.686
Bienes de consumo	411.825
Servicios no personales	489.861
Depreciación y amortización	80.327
TRANSFERENCIAS Y DONACIONES CORRIENTES	364.073
Al sector público	364.073
Transferencias corrientes al sector público	364.073
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	364.073
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(7.251)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**73.076**
RECURSOS PROPIOS DE CAPITAL	73.076
Desahorro en Cuenta Corriente	(7.251)
Incremento de la depreciación y amortización acumuladas	80.327
2.2 GASTOS DE CAPITAL	**73.076**
INVERSIÓN REAL DIRECTA	73.076
Formación bruta de capital Fijo	73.076
Maquinaria, equipos y otros bienes muebles	73.076
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**5.439.732**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.439.732
Disminución de otros activos financieros	5.439.732
Disminución de disponibilidades	5.439.732
Disminución de caja	5.439.732
3.2 APLICACIONES FINANCIERAS	**5.439.732**
DISMINUCIÓN DE PASIVOS	5.439.732
Disminución de cuentas y efectos por pagar	5.439.732
Disminución de cuentas y efectos por pagar a corto plazo	5.134.078
Disminución de sueldos, salarios y otras remuneraciones por pagar	562.690
Disminución de aportes patronales y retenciones laborales por pagar	923.414
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	667.239
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	10.682
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	181.354
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	7.002
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	52.916

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	3.147
Disminución de otras retenciones laborales por pagar	1.074
Disminución de efectos por pagar a proveedores a corto plazo	3.647.974
Disminución de otras cuentas y efectos por pagar	305.654
Disminución de otras cuentas por pagar a corto plazo	305.654

A0409

Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)

FUNDACIÓN MEDIOS AUDIOVISUALES AL SERVICIO DE LA EDUCACIÓN (EDUMEDIA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación tiene como actividad principal contribuir al proceso de transformación de la sociedad, a través de la producción y difusión de televisión educativa a gran escala, con la producción de contenidos curriculares en formato audiovisual, impresos y multimedia para servir de apoyo a la educación inicial y básica, a la vez procurar su difusión por todos los medios audiovisuales a gran escala, además de abordar la capacitación docente en cuanto al uso de nuevas técnicas y herramientas audiovisuales, que permitan fortalecer el proceso de enseñanza y aprendizaje.

La Fundación para el Ejercicio Fiscal 2012, formuló dos (2) proyectos: "Canal Educativo Bolivariano" y "Producciones Audiovisuales Innovadoras (TV, Radio e Informática)" procurando alcanzar las siguientes metas: realizar 96 producciones del Canal Educativo y producir 229 audiovisuales.

Para el logro de su meta, dispone de un financiamiento de Bs. 24.200.000, de los cuales Bs. 12.100.000 corresponden a transferencias del Ejecutivo Nacional, Bs. 12.000 a recurso de capital (depreciación) y Bs. 12.088.000 por disminución de caja.

La totalidad de los recursos antes indicados financiará una estructura presupuestaria constituida por gastos corrientes de Bs. 21.008.000 e inversión de capital de Bs. 3.192.000.

El total del Presupuesto está distribuido de la siguiente manera: Proyectos Bs. 16.372.000 y Acciones Centralizadas Bs. 7.828.000.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**12.100.000**
INGRESOS CORRIENTES ORDINARIOS	12.100.000
TRANSFERENCIAS CORRIENTES	12.100.000
Transferencias corrientes del sector público	12.100.000
Transferencias corrientes internas recibidas del sector público	12.100.000
De la República	12.100.000
INGRESOS DE CAPITAL	**12.000**
RECURSOS PROPIOS DE CAPITAL	12.000
Incremento de la depreciación y amortización acumuladas	12.000
FUENTES DE FINANCIAMIENTO	**12.088.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	12.088.000
Disminución de otros activos financieros	12.088.000
Disminución de disponibilidades	12.088.000
Disminución de caja	12.088.000
TOTAL RECURSOS	**24.200.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**21.008.000**
GASTOS DE CONSUMO	21.008.000
Remuneraciones	14.179.400
Sueldos, salarios y otras retribuciones	4.032.000
Beneficios y complementos de sueldos y salarios	5.108.400
Aportes patronales	777.600
Prestaciones sociales y otras indemnizaciones	1.812.000
Asistencia socioeconómica	2.449.400
Compra de bienes y servicios	6.144.600
Bienes de consumo	2.971.800
Servicios no personales	3.172.800
Impuestos indirectos	672.000
Depreciación y amortización	12.000
GASTOS DE CAPITAL	**3.192.000**
INVERSIÓN REAL DIRECTA	3.192.000
Formación bruta de capital Fijo	3.192.000
Maquinaria, equipos y otros bienes muebles	3.192.000
TOTAL GASTOS	**24.200.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114884	Canal Educativo Bolivariano	Producción			96		9.478.000			9.478.000
114907	Producciones audiovisuales innovadoras (TV, radio e informática)	Producción			229	4.272.000	2.622.000			6.894.000
TOTAL						4.272.000	12.100.000			16.372.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	7.426.000				7.426.000
02	Gestión Administrativa	402.000				402.000
TOTAL		7.828.000				7.828.000

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**27**	**22**	**5**	**54**	**2.430.000**		**2.430.000**
Alto Nivel y de Dirección		1		1	22.212		22.212
Directivo	2			2	44.424		44.424
Profesional y Técnico	22	18	5	45	2.213.364		2.213.364
Obrero	3	3		6	150.000		150.000
Personal Contratado	**21**	**16**	**5**	**42**	**1.560.000**		**1.560.000**
Directivo	1	1		2	44.424		44.424
Profesional y Técnico	20	15	5	40	1.515.576		1.515.576
TOTAL	**48**	**38**	**10**	**96**	**3.990.000**		**3.990.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	14.179.400
4.02	Materiales, suministros y mercancías	2.971.800
4.03	Servicios no personales	3.844.800
4.04	Activos reales	3.192.000
4.08	Otros gastos	12.000
	TOTAL	**24.200.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**12.100.000**
INGRESOS CORRIENTES ORDINARIOS	12.100.000
TRANSFERENCIAS CORRIENTES	12.100.000
Transferencias corrientes del sector público	12.100.000
Transferencias corrientes internas recibidas del sector público	12.100.000
De la República	12.100.000
Recursos Ordinarios	12.100.000
1.2 GASTOS CORRIENTES	**21.008.000**
GASTOS DE CONSUMO	21.008.000
Remuneraciones	14.179.400
Sueldos, salarios y otras retribuciones	4.032.000
Beneficios y complementos de sueldos y salarios	5.108.400
Aportes patronales	777.600
Prestaciones sociales y otras indemnizaciones	1.812.000
Asistencia socioeconómica	2.449.400
Compra de bienes y servicios	6.144.600
Bienes de consumo	2.971.800
Servicios no personales	3.172.800
Impuestos indirectos	672.000
Depreciación y amortización	12.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(8.908.000)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(8.896.000)**
RECURSOS PROPIOS DE CAPITAL	(8.896.000)
Desahorro en Cuenta Corriente	(8.908.000)
Incremento de la depreciación y amortización acumuladas	12.000
2.2 GASTOS DE CAPITAL	**3.192.000**
INVERSIÓN REAL DIRECTA	3.192.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Formación bruta de capital Fijo	3.192.000
Maquinaria, equipos y otros bienes muebles	3.192.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(12.088.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**12.088.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	12.088.000
Disminución de otros activos financieros	12.088.000
Disminución de disponibilidades	12.088.000
Disminución de caja	12.088.000
3.2 APLICACIONES FINANCIERAS	**12.088.000**
DÉFICIT FINANCIERO	12.088.000

A0410

Fundación Bolivariana de Informática y Telemática (FUNDABIT)

FUNDACIÓN BOLIVARIANA DE INFORMÁTICA Y TELEMÁTICA (FUNDABIT)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Bolivariana de Informática y Telemática contribuye con la formación integral del individuo a través del desarrollo de actividades productivas, científicas y humanísticas que incorporan las tecnologías de la información. En Venezuela, la iniciativa de introducir las tecnologías (especialmente la computadora) en el sector educativo, responde a la necesidad de generar cambios conceptuales, organizativos y metodológicos, nace en el año 1999, con el propósito de crear espacios altamente tecnificados con herramientas computacionales, comunicacionales y recurso humano especializado en el manejo de las mismas en todo el territorio nacional.

Para el año 2012, el ente prevé alcanzar las siguientes metas: crear 60 centros de comunicación en la educación y incursionar 13.536 recursos en el proceso pedagógico y administrativo a través de los Proyectos "Fortalecimiento del uso de las Tecnologías de la Información y Comunicación (TIC), en el proceso pedagógico y administrativo, para la inclusión tecnológica y social" y "Masificación de las Tecnologías de la Información y Comunicación (TIC) en la Educación".

Para el logro de la meta, el ente dispone de un financiamiento de Bs. 235.845.712, de los cuales Bs. 172.034.366 corresponden a transferencias del Ejecutivo Nacional, Bs. 52.560.156 disminución de caja y bancos y Bs. 11.251.190 a recursos de capital (depreciación y amortización).

La totalidad de los recursos antes indicados, financiará una estructura presupuestaria constituida por gastos corrientes de Bs. 217.314.312, inversión en activos fijos Bs. 18.331.400 y Bs. 200.000 de aplicaciones financieras.

El total del presupuesto está distribuido de la siguiente manera: Proyectos Bs. 136.236.723 y Acciones Centralizadas Bs. 99.608.989.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**172.034.366**
INGRESOS CORRIENTES ORDINARIOS	172.034.366
TRANSFERENCIAS CORRIENTES	172.034.366
Transferencias corrientes del sector público	172.034.366
Transferencias corrientes internas recibidas del sector público	172.034.366
De la República	172.034.366
INGRESOS DE CAPITAL	**11.251.190**
RECURSOS PROPIOS DE CAPITAL	11.251.190
Incremento de la depreciación y amortización acumuladas	11.251.190
FUENTES DE FINANCIAMIENTO	**52.560.156**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	52.560.156
Disminución de disponibilidades	52.560.156
Disminución de Bancos	52.560.156
TOTAL RECURSOS	**235.845.712**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**217.314.312**
GASTOS DE CONSUMO	217.314.312
Remuneraciones	187.070.834
Sueldos, salarios y otras retribuciones	43.467.832
Beneficios y complementos de sueldos y salarios	64.233.942
Aportes patronales	7.597.944
Prestaciones sociales y otras indemnizaciones	17.831.432
Asistencia socioeconómica	53.939.684
Compra de bienes y servicios	18.992.288
Bienes de consumo	3.810.659
Servicios no personales	15.181.629
Depreciación y amortización	11.251.190
GASTOS DE CAPITAL	**18.331.400**
INVERSIÓN REAL DIRECTA	18.331.400
Formación bruta de capital Fijo	18.131.400
Maquinaria, equipos y otros bienes muebles	18.119.400
Construcciones de bienes de dominio privado	12.000
Bienes intangibles	200.000
APLICACIONES FINANCIERAS	**200.000**
DISMINUCIÓN DE PASIVOS	200.000
Disminución de cuentas y efectos por pagar	200.000
Disminución de cuentas y efectos por pagar a corto plazo	200.000
Disminución cuentas por pagar a proveedores a corto plazo	200.000
TOTAL GASTOS	**235.845.712**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115104	Fortalecimiento del uso de las Tecnologías de la Información y Comunicación (TIC), en el proceso pedagógico y administrativo, para la inclusión tecnológica y social.	Recurso			13.536		7.854.046			7.854.046
115181	Masificación de las Tecnologías de la Información y Comunicación (TIC) en la Educación	Centros			60	44.895.237	83.487.440			128.382.677
TOTAL						**44.895.237**	**91.341.486**			**136.236.723**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		75.504.705			75.504.705
02	Gestión Administrativa	18.916.109	5.188.175			24.104.284
TOTAL		**18.916.109**	**80.692.880**			**99.608.989**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**877**	**625**	**13**	**1.515**	**37.599.124**	**5.200.272**	**42.799.396**
Directivo	4	10		14	855.132	17.196	872.328
Profesional y Técnico	860	581	13	1.454	35.853.328	4.668.816	40.522.144
Personal Administrativo	10	8		18	351.612	198.264	549.876
Obrero	3	26		29	539.052	315.996	855.048
Personal Contratado	**39**	**38**	**78**	**155**	**5.868.698**		**5.868.698**
Profesional y Técnico	31	28	78	137	5.273.410		5.273.410
Personal Administrativo	8	10		18	595.288		595.288
TOTAL	**916**	**663**	**91**	**1.670**	**43.467.822**	**5.200.272**	**48.668.094**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	187.070.834
4.02	Materiales, suministros y mercancías	3.810.659
4.03	Servicios no personales	15.181.629
4.04	Activos reales	18.331.400
4.08	Otros gastos	11.251.190
4.11	Disminución de pasivos	200.000
	TOTAL	**235.845.712**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**172.034.366**
INGRESOS CORRIENTES ORDINARIOS	172.034.366
TRANSFERENCIAS CORRIENTES	172.034.366
Transferencias corrientes del sector público	172.034.366
Transferencias corrientes internas recibidas del sector público	172.034.366
De la República	172.034.366
Recursos Ordinarios	172.034.366
1.2 GASTOS CORRIENTES	**217.314.312**
GASTOS DE CONSUMO	217.314.312
Remuneraciones	187.070.834
Sueldos, salarios y otras retribuciones	43.467.832
Beneficios y complementos de sueldos y salarios	64.233.942
Aportes patronales	7.597.944
Prestaciones sociales y otras indemnizaciones	17.831.432
Asistencia socioeconómica	53.939.684
Compra de bienes y servicios	18.992.288
Bienes de consumo	3.810.659
Servicios no personales	15.181.629
Depreciación y amortización	11.251.190
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(45.279.946)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(34.028.756)**
RECURSOS PROPIOS DE CAPITAL	(34.028.756)
Desahorro en Cuenta Corriente	(45.279.946)
Incremento de la depreciación y amortización acumuladas	11.251.190
2.2 GASTOS DE CAPITAL	**18.331.400**
INVERSIÓN REAL DIRECTA	18.331.400
Formación bruta de capital Fijo	18.131.400
Maquinaria, equipos y otros bienes muebles	18.119.400
Construcciones de bienes de dominio privado	12.000
Bienes intangibles	200.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(52.360.156)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**52.560.156**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	52.560.156
Disminución de otros activos financieros	52.560.156
Disminución de disponibilidades	52.560.156
Disminución de Bancos	52.560.156
3.2 APLICACIONES FINANCIERAS	**52.560.156**
DISMINUCIÓN DE PASIVOS	200.000
Disminución de cuentas y efectos por pagar	200.000
Disminución de cuentas y efectos por pagar a corto plazo	200.000
Disminución cuentas por pagar a proveedores a corto plazo	200.000
DÉFICIT FINANCIERO	52.360.156

A0425

Fundación Samuel Robinson

FUNDACIÓN SAMUEL ROBINSON

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación tiene como objetivo erradicar el analfabetismo y alcanzar la prosecución al sexto grado de educación básica en los jóvenes y adultos a nivel nacional e internacional, garantizando su inclusión política y productiva, con el propósito de conseguir mayores niveles de desarrollo y bienestar en los grupos sociales más necesitados del país.

Para el ejercicio fiscal 2012, el ente formuló para su ejecución el Proyecto "Alfabetización y prosecución al sexto grado de jóvenes, adultos y adultas Simón Rodríguez (Misión Robinson)", que prevé atender 288.000 personas.

Para el logro de sus metas dispone de un financiamiento de Bs. 302.209.335, de los cuales Bs. 302.042.535, corresponden a transferencias del Ejecutivo Nacional (Ministerios del Poder Popular del Despacho de la Presidencia Bs. 301.986.749 y para la Educación Bs. 55.786), además recursos de capital por Bs. 166.800 provenientes de la depreciación.

La totalidad de los recursos antes indicados, financiarán una estructura presupuestaria constituida por gastos corrientes de Bs. 300.238.011 e inversión en activos fijos por Bs. 1.971.324.

El total del presupuesto está distribuido de la siguiente manera: Proyectos Bs. 261.802.634 y Acciones Centralizadas Bs. 40.406.701.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**302.042.535**
INGRESOS CORRIENTES EXTRAORDINARIOS	302.042.535
TRANSFERENCIAS Y DONACIONES CORRIENTES	302.042.535
Donaciones corrientes internas recibidas del sector público	302.042.535
De la República	302.042.535
INGRESOS DE CAPITAL	**166.800**
RECURSOS PROPIOS DE CAPITAL	166.800
Incremento de la depreciación y amortización acumuladas	166.800
TOTAL RECURSOS	**302.209.335**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**300.238.011**
GASTOS DE CONSUMO	149.194.203
Remuneraciones	130.862.546
Sueldos, salarios y otras retribuciones	107.203.230
Beneficios y complementos de sueldos y salarios	9.715.948
Aportes patronales	1.215.705
Prestaciones sociales y otras indemnizaciones	2.486.527
Asistencia socioeconómica	10.241.136
Compra de bienes y servicios	18.164.857
Bienes de consumo	5.588.834
Servicios no personales	12.576.023
Depreciación y amortización	166.800
TRANSFERENCIAS Y DONACIONES CORRIENTES	151.043.808
Al sector privado	151.043.808
Transferencias corrientes al sector privado	151.043.808
Directas a personas	151.043.808
Otras transferencias directas a personas	151.043.808
GASTOS DE CAPITAL	**1.971.324**
INVERSIÓN REAL DIRECTA	1.971.324
Formación bruta de capital Fijo	1.971.324
Maquinaria, equipos y otros bienes muebles	1.779.524
Bienes preexistentes	191.800
TOTAL GASTOS	**302.209.335**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114905	Alfabetización y prosecución al sexto grado de jóvenes, adultos y adultas "Simón Rodríguez" (Misión Robinson)	Persona Atendida			288.000		261.802.634			261.802.634
TOTAL							261.802.634			261.802.634

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		35.789.550			35.789.550
02	Gestión Administrativa	166.800	4.450.351			4.617.151
TOTAL		166.800	40.239.901			40.406.701

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**81**	**57**		**138**	**6.254.050**		**6.254.050**
Alto Nivel y de Dirección	29	20		49	2.381.484		2.381.484
Profesional y Técnico	20	14		34	2.055.786		2.055.786
Personal Administrativo	27	19		46	1.618.516		1.618.516
Obrero	5	4		9	198.264		198.264
Personal Contratado	**47**	**31**		**78**	**3.128.940**		**3.128.940**
Profesional y Técnico	24	16		40	1.720.917		1.720.917
Personal Administrativo	23	15		38	1.408.023		1.408.023
TOTAL	**128**	**88**		**216**	**9.382.990**		**9.382.990**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	130.862.546
4.02	Materiales, suministros y mercancías	5.588.834
4.03	Servicios no personales	12.576.023
4.04	Activos reales	1.971.324
4.07	Transferencias y donaciones	151.043.808
4.08	Otros gastos	166.800
	TOTAL	**302.209.335**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**302.042.535**
INGRESOS CORRIENTES EXTRAORDINARIOS	302.042.535
TRANSFERENCIAS Y DONACIONES CORRIENTES	302.042.535
Donaciones corrientes internas recibidas del sector público	302.042.535
De la República	302.042.535
1.2 GASTOS CORRIENTES	**300.238.011**
GASTOS DE CONSUMO	149.194.203
Remuneraciones	130.862.546
Sueldos, salarios y otras retribuciones	107.203.230
Beneficios y complementos de sueldos y salarios	9.715.948
Aportes patronales	1.215.705
Prestaciones sociales y otras indemnizaciones	2.486.527
Asistencia socioeconómica	10.241.136
Compra de bienes y servicios	18.164.857
Bienes de consumo	5.588.834
Servicios no personales	12.576.023
Depreciación y amortización	166.800
TRANSFERENCIAS Y DONACIONES CORRIENTES	151.043.808
Al sector privado	151.043.808
Transferencias corrientes al sector privado	151.043.808
Directas a personas	151.043.808
Otras transferencias directas a personas	151.043.808
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.804.524**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.971.324**
RECURSOS PROPIOS DE CAPITAL	1.971.324
Ahorro en Cuenta Corriente	1.804.524
Incremento de la depreciación y amortización acumuladas	166.800

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**1.971.324**
INVERSIÓN REAL DIRECTA	1.971.324
Formación bruta de capital Fijo	1.971.324
Maquinaria, equipos y otros bienes muebles	1.779.524
Bienes preexistentes	191.800
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0477

Fundación Colombeia

FUNDACIÓN COLOMBEIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La política presupuestaria para el ejercicio fiscal 2012 de la Fundación Colombeia, se basa fundamentalmente en garantizar los derechos socio laborales de todos sus trabajadores y trabajadoras, igualmente el cumplimiento de los gastos generados por servicios básicos para funcionamiento, mantenimiento, conservación, producción y transmisión de programas educativos, este ultimo, como fundamento de la misión de la institución. Para ello se requiere racionalizar los recursos presupuestarios asignados según cuota del Ejecutivo Nacional que alcanza el monto de Bs. 51.610.985, sumados a los ingresos propios que son generados por caja y banco proyectados en Bs. 8.777.500 y Bs. 8.829.793 del fondo de depreciación, a fin de convenir un presupuesto equilibrado y ajustado que garantice el logro de las metas físicas establecidas, enmarcadas dentro del Plan de Desarrollo Económico y Social de la Nación 2007-2013 y responda al fortalecimiento de las políticas de Educación Socialista para la formación del nuevo republicano y republicana de pensamiento humanista.

La política de gastos se orientará a dar continuidad a la operatividad de la Fundación, a través de las Acciones Centralizadas y un (1) Proyecto.

El presupuesto de gastos asciende a la cantidad de Bs. 69.218.278, distribuidos en gastos corrientes Bs. 67.736.178 y gastos de capital Bs. 1.482.100.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**51.610.985**
INGRESOS CORRIENTES ORDINARIOS	51.610.985
TRANSFERENCIAS CORRIENTES	51.610.985
Transferencias corrientes del sector público	51.610.985
Transferencias corrientes internas recibidas del sector público	51.610.985
De la República	51.610.985
INGRESOS DE CAPITAL	**8.829.793**
RECURSOS PROPIOS DE CAPITAL	8.829.793
Incremento de la depreciación y amortización acumuladas	8.829.793
FUENTES DE FINANCIAMIENTO	**8.777.500**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	8.777.500
Disminución de otros activos financieros	8.777.500
Disminución de disponibilidades	8.777.500
Disminución de Bancos	8.777.500
TOTAL RECURSOS	**69.218.278**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**67.736.178**
GASTOS DE CONSUMO	67.466.178
Remuneraciones	39.560.000
Sueldos, salarios y otras retribuciones	13.153.082
Beneficios y complementos de sueldos y salarios	5.435.962
Aportes patronales	1.258.860
Prestaciones sociales y otras indemnizaciones	2.609.112
Asistencia socioeconómica	9.406.666
Otros gastos de personal	7.696.318
Compra de bienes y servicios	16.783.332
Bienes de consumo	4.314.989
Servicios no personales	12.468.343
Impuestos indirectos	2.293.053
Depreciación y amortización	8.829.793
TRANSFERENCIAS Y DONACIONES CORRIENTES	270.000
Al sector privado	270.000
Transferencias corrientes al sector privado	270.000
Directas a personas	210.000
Jubilaciones y otros beneficios asociados	170.000
Otras transferencias directas a personas	40.000
A instituciones sin fines de lucro	60.000
GASTOS DE CAPITAL	**1.482.100**
INVERSIÓN REAL DIRECTA	1.482.100
Formación bruta de capital Fijo	1.482.100
Maquinaria, equipos y otros bienes muebles	922.100
Bienes preexistentes	560.000
TOTAL GASTOS	**69.218.278**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114857	Fortalecimiento de la educación y la cultura a través del posicionamiento de Colombeia TV, como la Televisora Educativa de Venezuela.	Programa			2.656	8.419.891	34.445.919			42.865.810
TOTAL						8.419.891	34.445.919			42.865.810

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	2.717.973	12.781.411			15.499.384
02	Gestión Administrativa	6.469.429	4.213.655			10.683.084
03	Previsión y Protección Social		170.000			170.000
TOTAL		9.187.402	17.165.066			26.352.468

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**64**	**97**	**20**	**181**	**6.796.876**	**19.560**	**6.816.436**
Alto Nivel y de Dirección	1			1	19.560	19.560	39.120
Directivo	20	13	9	42	2.801.347		2.801.347
Profesional y Técnico	38	70		108	3.419.512		3.419.512
Personal Administrativo	2			2	4.357		4.357
Obrero	3	14	11	28	552.100		552.100
Personal Contratado	**27**	**83**		**110**	**6.246.206**		**6.246.206**
Profesional y Técnico	27	83		110	6.246.206		6.246.206
TOTAL	**91**	**180**	**20**	**291**	**13.043.082**	**19.560**	**13.062.642**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados		**1**	**1**	**170.000**
Alto Nivel y de Dirección		1	1	170.000
TOTAL		**2**	**2**	**170.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	39.560.000
4.02	Materiales, suministros y mercancías	4.314.989
4.03	Servicios no personales	14.761.396
4.04	Activos reales	1.482.100
4.07	Transferencias y donaciones	270.000
4.08	Otros gastos	8.829.793
	TOTAL	**69.218.278**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**51.610.985**
INGRESOS CORRIENTES ORDINARIOS	51.610.985
TRANSFERENCIAS CORRIENTES	51.610.985
Transferencias corrientes del sector público	51.610.985
Transferencias corrientes internas recibidas del sector público	51.610.985
De la República	51.610.985
Recursos Ordinarios	51.610.985
1.2 GASTOS CORRIENTES	**67.736.178**
GASTOS DE CONSUMO	67.466.178
Remuneraciones	39.560.000
Sueldos, salarios y otras retribuciones	13.153.082
Beneficios y complementos de sueldos y salarios	5.435.962
Aportes patronales	1.258.860
Prestaciones sociales y otras indemnizaciones	2.609.112
Asistencia socioeconómica	9.406.666
Otros gastos de personal	7.696.318
Compra de bienes y servicios	16.783.332
Bienes de consumo	4.314.989
Servicios no personales	12.468.343
Impuestos indirectos	2.293.053
Depreciación y amortización	8.829.793
TRANSFERENCIAS Y DONACIONES CORRIENTES	270.000
Al sector privado	270.000
Transferencias corrientes al sector privado	270.000
Directas a personas	210.000
Jubilaciones y otros beneficios asociados	170.000
Otras transferencias directas a personas	40.000
A instituciones sin fines de lucro	60.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(16.125.193)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(7.295.400)**
RECURSOS PROPIOS DE CAPITAL	(7.295.400)
Desahorro en Cuenta Corriente	(16.125.193)
Incremento de la depreciación y amortización acumuladas	8.829.793
2.2 GASTOS DE CAPITAL	**1.482.100**
INVERSIÓN REAL DIRECTA	1.482.100
Formación bruta de capital Fijo	1.482.100
Maquinaria, equipos y otros bienes muebles	922.100
Bienes preexistentes	560.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(8.777.500)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**8.777.500**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	8.777.500
Disminución de otros activos financieros	8.777.500
Disminución de disponibilidades	8.777.500
Disminución de Bancos	8.777.500
3.2 APLICACIONES FINANCIERAS	**8.777.500**
DÉFICIT FINANCIERO	8.777.500

A0484

Fundación Nacional El Niño Simón

FUNDACIÓN NACIONAL EL NIÑO SIMÓN

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Nacional El Niño Simón, es una Institución Ministerio del Poder Popular para la Educación cuyo objetivo es atender de manera integral a niños, niñas y adolescentes de nuestro país en todas sus etapas de desarrollo humano.

Su misión es realizar acciones para impulsar proyectos y supervisar constantemente el perfecto desarrollo, bienestar y felicidad de todos los niños, niñas y jóvenes de la República Bolivariana de Venezuela en todos los aspectos necesarios para su adecuada formación y crecimiento.

Para el año 2012, el ente prevé alcanzar las siguientes metas: atender 57.397 niños, niñas y adolescentes a través de los Proyectos: Desarrollo integral de niños, niñas y adolescentes de los centros de formación de la Fundación Nacional "El Niño Simón", Programa Nacional Simón Rodríguez: Implementación de las actividades de Libre Desarrollo en las escuelas bolivarianas 2012 y Protección y bienestar social para el buen vivir de los niños, niñas y adolescentes de la patria.

Para el logro de la meta, el ente dispone de un financiamiento de Bs. 361.304.858, de los cuales Bs. 293.367.130 corresponden a transferencias del Ejecutivo Nacional, Bs. 50.414.344, ingresos de la propiedad (alquileres), Bs. 16.066.656 a disminución de caja y bancos y Bs. 1.456.728 a recursos de capital (depreciación y amortización).

La totalidad de los recursos antes indicados, financiará una estructura presupuestaria constituida por gastos corrientes de Bs. 353.378.423, inversión en activos fijos Bs. 4.111.608 y Bs. 3.814.827 a aplicaciones financieras.

El total del presupuesto está distribuido de la siguiente manera: Proyectos Bs. 260.320.100 y Acciones Centralizadas Bs. 100.984.758.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**343.781.474**
INGRESOS CORRIENTES ORDINARIOS	343.781.474
INGRESOS DE LA PROPIEDAD	50.414.344
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	50.414.344
Alquileres	50.414.344
TRANSFERENCIAS CORRIENTES	293.367.130
Transferencias corrientes del sector público	293.367.130
Transferencias corrientes internas recibidas del sector público	293.367.130
De la República	293.367.130
INGRESOS DE CAPITAL	**1.456.728**
RECURSOS PROPIOS DE CAPITAL	1.456.728
Incremento de la depreciación y amortización acumuladas	1.456.728
FUENTES DE FINANCIAMIENTO	**16.066.656**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	16.066.656
Disminución de otros activos financieros	16.066.656
Disminución de disponibilidades	16.066.656
Disminución de caja	16.066.656
TOTAL RECURSOS	**361.304.858**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**353.378.423**
GASTOS DE CONSUMO	334.105.232
Remuneraciones	285.258.182
Sueldos, salarios y otras retribuciones	72.226.082
Beneficios y complementos de sueldos y salarios	112.488.053
Aportes patronales	17.248.423
Prestaciones sociales y otras indemnizaciones	27.608.657
Asistencia socioeconómica	54.938.738
Otros gastos de personal	748.229
Compra de bienes y servicios	47.390.322
Bienes de consumo	26.783.395
Servicios no personales	20.606.927
Depreciación y amortización	1.456.728
TRANSFERENCIAS Y DONACIONES CORRIENTES	19.273.191
Al sector privado	13.764.335
Transferencias corrientes al sector privado	12.664.335
Directas a personas	12.664.335
Pensiones y otros beneficios asociados	1.569.582
Jubilaciones y otros beneficios asociados	9.934.709
Otras transferencias directas a personas	1.160.044
Donaciones corrientes al sector privado	1.100.000
Donaciones a personas	1.100.000
Al sector público	5.508.856
Donaciones corrientes al sector público	5.508.856
A la República	5.508.856
GASTOS DE CAPITAL	**4.111.608**
INVERSIÓN REAL DIRECTA	4.111.608
Formación bruta de capital Fijo	4.111.608
Edificios e instalaciones	2.065.000
Maquinaria, equipos y otros bienes muebles	1.046.608
Construcciones de bienes de dominio privado	1.000.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**3.814.827**
DISMINUCIÓN DE PASIVOS	3.814.827
Disminución de cuentas y efectos por pagar	3.814.827
Disminución de cuentas y efectos por pagar a corto plazo	3.814.827
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.397.000
Disminución cuentas por pagar a proveedores a corto plazo	417.827
TOTAL GASTOS	**361.304.858**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114837	Desarrollo integral de niños, niñas y adolescentes de los centros de formación de la Fundación Nacional "El Niño Simón"	Niña, Niño, Adolescente y Joven	14.070	9.380	23.450	41.424.919	132.719.533			174.144.452
114842	Programa Nacional Simón Rodríguez: Implementación de las actividades de Libre Desarrollo en las escuelas bolivarianas 2012	Niña, Niño, Adolescente y Joven	13.263	5.684	18.947	18.017.818	54.481.446			72.499.264
114876	Protección y bienestar social para el buen vivir de los niños, niñas y adolescentes de la patria	Niño Atendido	6.000	9.000	15.000	1.551.000	12.125.384			13.676.384
TOTAL						**60.993.737**	**199.326.363**			**260.320.100**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		58.020.773			58.020.773
02	Gestión Administrativa	6.943.991	24.515.703			31.459.694
03	Previsión y Protección Social		11.504.291			11.504.291
TOTAL		**6.943.991**	**94.040.767**			**100.984.758**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.591**	**391**		**1.982**	**32.221.423**		**32.221.423**
Alto Nivel y de Dirección	56	14		70	1.588.834		1.588.834
Directivo	91	45		136	2.117.759		2.117.759
Profesional y Técnico	58	8		66	1.027.735		1.027.735
Personal Administrativo	123	26		149	2.475.910		2.475.910
Personal Docente	687	71		758	14.917.746		14.917.746
Personal Médico	25	7		32	498.296		498.296
Obrero	551	220		771	9.595.143		9.595.143
Personal Contratado	**1.699**	**779**	**64**	**2.542**	**38.393.990**		**38.393.990**
Directivo	49	9		58	1.355.690		1.355.690
Profesional y Técnico	112	64	5	181	3.272.353		3.272.353
Personal Administrativo	83	25	45	153	3.342.476		3.342.476
Personal Docente	1.002	339		1.341	19.937.991		19.937.991
Personal Médico	27	5		32	747.967		747.967
Obrero	426	337	14	777	9.737.513		9.737.513
TOTAL	**3.290**	**1.170**	**64**	**4.524**	**70.615.413**		**70.615.413**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**26**	**17**	**43**	**1.569.582**
Médicos	1		1	37.371
Obreros	17	8	25	896.912
Empleados	6	6	12	448.446
Docentes	2	3	5	186.853
Jubilados	**179**	**84**	**263**	**9.934.709**
Obreros	97	39	136	5.155.967
Empleados	34	33	67	2.513.633
Docentes	48	12	60	2.265.109
TOTAL	**205**	**101**	**306**	**11.504.291**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	285.258.182
4.02	Materiales, suministros y mercancías	26.783.395
4.03	Servicios no personales	20.606.927
4.04	Activos reales	4.111.608
4.07	Transferencias y donaciones	19.273.191
4.08	Otros gastos	1.456.728
4.11	Disminución de pasivos	3.814.827
	TOTAL	**361.304.858**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**343.781.474**
INGRESOS CORRIENTE ORDINARIO	343.781.474
INGRESOS DE LA PROPIEDAD	50.414.344
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	50.414.344
Alquileres	50.414.344
TRANSFERENCIAS CORRIENTES	293.367.130
Transferencias corrientes del sector público	293.367.130
Transferencias corrientes internas recibidas del sector público	293.367.130
De la República	293.367.130
Recursos Ordinarios	293.367.130
1.2 GASTOS CORRIENTES	**353.378.423**
GASTOS DE CONSUMO	334.105.232
Remuneraciones	285.258.182
Sueldos, salarios y otras retribuciones	72.226.082
Beneficios y complementos de sueldos y salarios	112.488.053
Aportes patronales	17.248.423
Prestaciones sociales y otras indemnizaciones	27.608.657
Asistencia socioeconómica	54.938.738
Otros gastos de personal	748.229
Compra de bienes y servicios	47.390.322
Bienes de consumo	26.783.395
Servicios no personales	20.606.927
Depreciación y amortización	1.456.728
TRANSFERENCIAS Y DONACIONES CORRIENTES	19.273.191
Al sector privado	13.764.335
Transferencias corrientes al sector privado	12.664.335
Directas a personas	12.664.335
Pensiones y otros beneficios asociados	1.569.582
Jubilaciones y otros beneficios asociados	9.934.709
Otras transferencias directas a personas	1.160.044

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Donaciones corrientes al sector privado	1.100.000
Donaciones a personas	1.100.000
Al sector público	5.508.856
Donaciones corrientes al sector público	5.508.856
A la República	5.508.856
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(9.596.949)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(8.140.221)**
RECURSOS PROPIOS DE CAPITAL	(8.140.221)
Desahorro en Cuenta Corriente	(9.596.949)
Incremento de la depreciación y amortización acumuladas	1.456.728
2.2 GASTOS DE CAPITAL	**4.111.608**
INVERSIÓN REAL DIRECTA	4.111.608
Formación bruta de capital Fijo	4.111.608
Edificios e instalaciones	2.065.000
Maquinaria, equipos y otros bienes muebles	1.046.608
Construcciones de bienes de dominio privado	1.000.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(12.251.829)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**16.066.656**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	16.066.656
Disminución de otros activos financieros	16.066.656
Disminución de disponibilidades	16.066.656
Disminución de caja	16.066.656
3.2 APLICACIONES FINANCIERAS	**16.066.656**
DISMINUCIÓN DE PASIVOS	3.814.827
Disminución de cuentas y efectos por pagar	3.814.827
Disminución de cuentas y efectos por pagar a corto plazo	3.814.827
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.397.000
Disminución cuentas por pagar a proveedores a corto plazo	417.827
DÉFICIT FINANCIERO	12.251.829

A0911

Academia Nacional de la Ingeniería y el Hábitat

ACADEMIA NACIONAL DE LA INGENIERÍA Y EL HÁBITAT

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Academia Nacional de la Ingeniería y el Hábitat fue creada por Ley dictada el 3 de Septiembre de 1998, promulgada por el Ejecutivo Nacional en el mismo mes y año, publicada en la Gaceta Oficial No. 5.263 Extraordinaria de la misma fecha, como una Corporación de carácter público con personalidad jurídica.

Su misión es promover, publicar, difundir y preservar los estudios y proyectos de ingeniería y hábitat, así como estudiar y emitir opinión sobre la situación científica y tecnológica del país, y en particular sobre políticas, planes y programas vinculados a la ingeniería, arquitectura, urbanismo y el hábitat.

Para el año 2012, el ente prevé alcanzar la siguiente meta: preparar 45 estudios a través del Proyecto "Promoción, desarrollo y divulgación en las áreas de la Ingeniería y el Hábitat".

Para el logro de la meta, el ente dispone de un financiamiento de Bs. 856.983, de los cuales Bs. 838.583 corresponden a transferencias del Ejecutivo Nacional y Bs. 18.400 a recursos de capital (depreciación y amortización).

La totalidad de los recursos antes indicados, financiará una estructura presupuestaria constituida por gastos corrientes de Bs. 817.929 e inversión en activos fijos Bs. 39.054.

El total del presupuesto está distribuido de la siguiente manera: Proyectos Bs. 450.355 y Acciones Centralizadas Bs. 406.628.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**838.583**
INGRESOS CORRIENTES ORDINARIOS	838.583
TRANSFERENCIAS CORRIENTES	838.583
Transferencias corrientes del sector público	838.583
Transferencias corrientes internas recibidas del sector público	838.583
De la República	838.583
INGRESOS DE CAPITAL	**18.400**
RECURSOS PROPIOS DE CAPITAL	18.400
Incremento de la depreciación y amortización acumuladas	18.400
TOTAL RECURSOS	**856.983**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**817.929**
GASTOS DE CONSUMO	802.207
Remuneraciones	508.714
Sueldos, salarios y otras retribuciones	170.342
Beneficios y complementos de sueldos y salarios	220.674
Aportes patronales	25.050
Prestaciones sociales y otras indemnizaciones	54.246
Asistencia socioeconómica	38.402
Compra de bienes y servicios	275.093
Bienes de consumo	52.844
Servicios no personales	222.249
Depreciación y amortización	18.400
TRANSFERENCIAS Y DONACIONES CORRIENTES	15.722
Al sector privado	15.722
Transferencias corrientes al sector privado	15.722
Directas a personas	15.722
Otras transferencias directas a personas	15.722
GASTOS DE CAPITAL	**39.054**
INVERSIÓN REAL DIRECTA	39.054
Formación bruta de capital Fijo	39.054
Maquinaria, equipos y otros bienes muebles	39.054
TOTAL GASTOS	**856.983**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114707	Promoción, desarrollo y divulgación en las áreas de la Ingeniería y el Hábitat.	Estudio			45		450.355			450.355
TOTAL							450.355			450.355

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		254.063			254.063
02	Gestión Administrativa	18.400	134.165			152.565
TOTAL		**18.400**	**388.228**			**406.628**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**4**	**1**		**5**	**119.882**		**119.882**
Profesional y Técnico		1		1	27.736		27.736
Personal Administrativo	3			3	73.567		73.567
Obrero	1			1	18.579		18.579
Personal Contratado	**2**			**2**	**24.660**		**24.660**
Personal de Investigación	2			2	24.660		24.660
TOTAL	**6**	**1**		**7**	**144.542**		**144.542**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	508.714
4.02	Materiales, suministros y mercancías	52.844
4.03	Servicios no personales	222.249
4.04	Activos reales	39.054
4.07	Transferencias y donaciones	15.722
4.08	Otros gastos	18.400
	TOTAL	**856.983**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**838.583**
INGRESOS CORRIENTES ORDINARIOS	838.583
TRANSFERENCIAS CORRIENTES	838.583
Transferencias corrientes del sector público	838.583
Transferencias corrientes internas recibidas del sector público	838.583
De la República	838.583
Recursos Ordinarios	838.583
1.2 GASTOS CORRIENTES	**817.929**
GASTOS DE CONSUMO	802.207
Remuneraciones	508.714
Sueldos, salarios y otras retribuciones	170.342
Beneficios y complementos de sueldos y salarios	220.674
Aportes patronales	25.050
Prestaciones sociales y otras indemnizaciones	54.246
Asistencia socioeconómica	38.402
Compra de bienes y servicios	275.093
Bienes de consumo	52.844
Servicios no personales	222.249
Depreciación y amortización	18.400
TRANSFERENCIAS Y DONACIONES CORRIENTES	15.722
Al sector privado	15.722
Transferencias corrientes al sector privado	15.722
Directas a personas	15.722
Otras transferencias directas a personas	15.722
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**20.654**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**39.054**
RECURSOS PROPIOS DE CAPITAL	39.054
Ahorro en Cuenta Corriente	20.654
Incremento de la depreciación y amortización acumuladas	18.400
2.2 GASTOS DE CAPITAL	**39.054**
INVERSIÓN REAL DIRECTA	39.054
Formación bruta de capital Fijo	39.054
Maquinaria, equipos y otros bienes muebles	39.054
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

13

Ministerio del Poder Popular para el Trabajo y Seguridad Social

Ministerio del Poder Popular para el Trabajo y Seguridad Social

A0051 Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)
A0055 Instituto Venezolano de los Seguros Sociales (IVSS)
A0176 Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)

A0051

Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)

INSTITUTO NACIONAL DE CAPACITACIÓN Y RECREACIÓN DE LOS TRABAJADORES (INCRET)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Nacional de Capacitación y Recreación de los trabajadores (INCRET), es una institución adscrita al Ministerio del Poder Popular para el Trabajo y Seguridad Social, que actualmente desarrolla y ejecuta estrategias, políticas y acciones con miras al desarrollo del plan estratégico nacional de recreación socio-laboral, a través del turismo social, la cultura y el deporte, según lo dispuesto en la Constitución Nacional de la República Bolivariana de Venezuela, la Ley Orgánica de Prevención, Condiciones y Medio Ambiente de Trabajo LOPCYMAT, y el Plan Nacional Simón Bolívar.

Todos los venezolanos somos participes de la Suprema felicidad social y hemos alcanzado una nueva cultura en materia de recreación, utilización del tiempo libre y turismo social, sobre la base de la ética socialista, la plena ejecución del modelo productivo de propiedad, el desarrollo endógeno territorial y respeto al medio ambiente.

Nuestra Institución esta encargada de difundir, impulsar y consolidar una cultura socialista en la utilización del tiempo libre, en donde la clase trabajadora apoyada por el Gobierno, diseñe y ejecute el plan nacional de recreación socio – laboral, orientado al mejoramiento de la calidad de vida de las trabajadoras, los trabajadores y su entorno familiar impulsando el derecho al sano esparcimiento y debido descanso.

Política de Financiamiento:

El presupuesto del año 2012 del Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET) será financiado con los recursos provenientes de:

- Aporte del Ejecutivo Nacional Bs. 122.569.398,00
- Recursos por Actividades Propias Bs. 3.000.000,00
- Disminución de Disponibilidades Bs. 817.964,00

Se estima la recaudación de ingresos provenientes de las ventas de servicios. No se tiene estimado la recaudación ingresos por concepto de alojamiento.

Política de gastos y aplicaciones financieras:

El presupuesto de gasto para el ejercicio económico financiero 2012 asciende a la cantidad de bolívares ciento veinte y seis millones trescientos ochenta y siete mil trescientos sesenta y dos (Bs. 126.387.362,00), estimado según la siguiente distribución por partidas:

4.01 Gastos de Personal	Bs.	71.273.981
4.02 Materiales y Suministros	"	10.024.212
4.03 Servicios No Personales	"	16.900.862
4.04 Activos Reales	"	23.690.708
4.07 Transferencias y Donaciones	"	3.679.635
4.11 Disminución de Pasivos	"	817.964

Servicios a prestar:

Para el cumplimiento de nuestra misión el Incret desarrollará tres proyectos durante al año 2012:

- Desarrollar actividades recreativas y de esparcimiento como derecho laboral y estímulo al trabajo productivo.
- Rehabilitar, recuperar, mantener y dotar las instalaciones turísticas, culturales y recreativas que conforman el patrimonio del Incret.
- Plan Integral de Promoción y Educación dirigido a la divulgación de los programas de recreación, uso del tiempo libre y turismo social.

Con el desarrollo de los Proyectos se espera fomentar el desarrollo del turismo social a través de programas turísticos, culturales y recreativos, reivindicando el disfrute del tiempo libre y de descanso como un derecho inalienable de la clase trabajadora, se estima atender un total de 1. 912.410 trabajadores, trabajadoras y público en general, así como la recuperación y mantenimiento de 31 espacios patrimonio del Incret, garantizando con ello espacios dignos para el disfrute y sano esparcimiento, del tiempo libre.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**125.569.398**
INGRESOS CORRIENTES ORDINARIOS	125.569.398
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.000.000
Venta de otros bienes y servicios	3.000.000
TRANSFERENCIAS CORRIENTES	122.569.398
Transferencias corrientes del sector público	122.569.398
Transferencias corrientes internas recibidas del sector público	122.569.398
De la República	122.569.398
FUENTES DE FINANCIAMIENTO	**817.964**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	817.964
Disminución de otros activos financieros	817.964
Disminución de disponibilidades	817.964
Disminución de caja	817.964
TOTAL RECURSOS	**126.387.362**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**101.878.690**
GASTOS DE CONSUMO	98.199.055
Remuneraciones	71.273.981
Sueldos, salarios y otras retribuciones	11.839.976
Beneficios y complementos de sueldos y salarios	31.656.464
Aportes patronales	3.043.321
Prestaciones sociales y otras indemnizaciones	6.800.063
Asistencia socioeconómica	17.934.157
Compra de bienes y servicios	26.925.074
Bienes de consumo	10.024.212
Servicios no personales	16.900.862
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.679.635
Al sector privado	3.679.635
Transferencias corrientes al sector privado	3.654.635
Directas a personas	3.654.635
Pensiones y otros beneficios asociados	1.586.193
Jubilaciones y otros beneficios asociados	2.068.442
Donaciones corrientes al sector privado	25.000
Donaciones a personas	25.000
GASTOS DE CAPITAL	**23.690.708**
INVERSIÓN REAL DIRECTA	23.690.708
Formación bruta de capital Fijo	23.490.708
Edificios e instalaciones	14.133.929
Maquinaria, equipos y otros bienes muebles	9.356.779
Bienes intangibles	200.000
APLICACIONES FINANCIERAS	**817.964**
DISMINUCIÓN DE PASIVOS	817.964
Disminución de cuentas y efectos por pagar	817.964
Disminución de cuentas y efectos por pagar a corto plazo	817.964
Disminución de sueldos, salarios y otras remuneraciones por pagar	102.889
Disminución de aportes patronales y retenciones laborales por pagar	429.860

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	83.197
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	30.487
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	9.226
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	85.654
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	7.037
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	95.133
Disminución de otros aportes patronales por pagar	119.126
Disminución cuentas por pagar a proveedores a corto plazo	285.215
TOTAL GASTOS	**126.387.362**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115674	Plan Integral de Promoción y Educación dirigido a la divulgación de los programas de recreación, uso del tiempo libre y turismo social.	Persona Capacitada	80.050	80.050	160.100		4.569.613			4.569.613
115687	Rehabilitar, recuperar, mantener dotar las instalaciones turísticas, culturales y recreativas que conforman el patrimonio del Incret.	Inmueble Acondicionado			31		28.958.816			28.958.816
115701	Desarrollar actividades recreativas y de esparcimiento como derecho laboral y estímulo al trabajo productivo	Persona Beneficiada	1.200.000	800.000	2.000.00		59.205.613			59.205.613
TOTAL							92.734.042			92.734.042

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	3.000.000	23.581.714			26.581.714
02	Gestión Administrativa	817.964	2.599.007			3.416.971
03	Previsión y Protección Social		3.654.635			3.654.635
TOTAL		3.817.964	29.835.356			33.653.320

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**135**	**176**	**36**	**347**	**7.412.810**	**2.716.378**	**10.129.188**
Alto Nivel y de Dirección	2	6	3	11	207.999		207.999
Profesional y Técnico	20	19	12	51	1.291.046	308.291	1.599.337
Personal Administrativo	25	5	11	41	765.690	179.182	944.872
Obrero	88	146	10	244	5.148.075	2.228.905	7.376.980
Personal Contratado	**26**	**17**	**53**	**96**	**3.531.386**		**3.531.386**
Directivo	6	7		13	744.654		744.654
Profesional y Técnico	18	7	13	38	1.862.595		1.862.595
Personal Administrativo	2	3		5	180.617		180.617
Obrero			40	40	743.520		743.520
TOTAL	**161**	**193**	**89**	**443**	**10.944.196**	**2.716.378**	**13.660.574**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**20**	**7**	**27**	**1.573.931**
Obreros	9	5	14	804.364
Empleados	11	2	13	769.567
Jubilados	**17**	**14**	**31**	**2.054.369**
Obreros	7	7	14	1.016.624
Empleados	10	7	17	1.037.745
TOTAL	**37**	**21**	**58**	**3.628.300**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	71.273.981
4.02	Materiales, suministros y mercancías	10.024.212
4.03	Servicios no personales	16.900.862
4.04	Activos reales	23.690.708
4.07	Transferencias y donaciones	3.679.635
4.11	Disminución de pasivos	817.964
	TOTAL	**126.387.362**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**125.569.398**
INGRESOS CORRIENTES ORDINARIOS	125.569.398
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.000.000
Venta de otros bienes y servicios	3.000.000
TRANSFERENCIAS CORRIENTES	122.569.398
Transferencias corrientes del sector público	122.569.398
Transferencias corrientes internas recibidas del sector público	122.569.398
De la República	122.569.398
Recursos Ordinarios	122.569.398
1.2 GASTOS CORRIENTES	**101.878.690**
GASTOS DE CONSUMO	98.199.055
Remuneraciones	71.273.981
Sueldos, salarios y otras retribuciones	11.839.976
Beneficios y complementos de sueldos y salarios	31.656.464
Aportes patronales	3.043.321
Prestaciones sociales y otras indemnizaciones	6.800.063
Asistencia socioeconómica	17.934.157
Compra de bienes y servicios	26.925.074
Bienes de consumo	10.024.212
Servicios no personales	16.900.862
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.679.635
Al sector privado	3.679.635
Transferencias corrientes al sector privado	3.654.635
Directas a personas	3.654.635
Pensiones y otros beneficios asociados	1.586.193
Jubilaciones y otros beneficios asociados	2.068.442
Donaciones corrientes al sector privado	25.000
Donaciones a personas	25.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**23.690.708**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**23.690.708**
RECURSOS PROPIOS DE CAPITAL	23.690.708
Ahorro en Cuenta Corriente	23.690.708
2.2 GASTOS DE CAPITAL	**23.690.708**
INVERSIÓN REAL DIRECTA	23.690.708
Formación bruta de capital Fijo	23.490.708
Edificios e instalaciones	14.133.929
Maquinaria, equipos y otros bienes muebles	9.356.779
Bienes intangibles	200.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**817.964**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	817.964
Disminución de otros activos financieros	817.964
Disminución de disponibilidades	817.964
Disminución de caja	817.964
3.2 APLICACIONES FINANCIERAS	**817.964**
DISMINUCIÓN DE PASIVOS	817.964
Disminución de cuentas y efectos por pagar	817.964
Disminución de cuentas y efectos por pagar a corto plazo	817.964
Disminución de sueldos, salarios y otras remuneraciones por pagar	102.889
Disminución de aportes patronales y retenciones laborales por pagar	429.860
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	83.197
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	30.487
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	9.226
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	85.654

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	7.037
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	95.133
Disminución de otros aportes patronales por pagar	119.126
Disminución cuentas por pagar a proveedores a corto plazo	285.215

A0055

Instituto Venezolano de los Seguros Sociales (IVSS)

INSTITUTO VENEZOLANO DE LOS SEGUROS SOCIALES (IVSS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

1. FINANCIAMIENTO

El Presupuesto del Instituto Venezolano de los Seguros Sociales tiene como fuentes de financiamiento:

Los Aportes del Ejecutivo Nacional:	
- Recursos Ordinarios	**14.126.802.444**
- Gestión Fiscal	**4.000.000.000**
Ingresos Propios por Recaudación de Cotizaciones	**13.361.403.107**
Otros	**75.699.446**
Total Bs.	**31.563.904.997**

El aporte del Ejecutivo Nacional se sitúa para el Ejercicio Económico Financiero 2012 en **Bs. 18.126.802.444;** de los cuales **Bs. 14.126.802.444** se financiarán a través de Recursos Ordinarios y **Bs. 4.000.000.000** por Gestión Fiscal, destinados a cubrir la ejecución de los Proyectos formulados por el IVSS, así como los gastos correspondientes a las Acciones Centralizadas, con la finalidad de atender los requerimientos de la población en materia de seguridad social y atención médica integral enmarcado dentro de las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013.

La distribución del Aporte del Ejecutivo Nacional se desglosa de la siguiente manera:

- Se asigna al Proyecto 08: Otorgamiento de las Prestaciones Dinerarias a Largo y Corto Plazo e incorporación progresiva de ciudadanos y ciudadanas al Sistema de Seguridad Social; un monto de **Bs. 16.197.324.097,** lo que representa un **89%** de los recursos aprobados, para garantizar el pago de pensiones a **2.115.344** beneficiarios y beneficiarias, en donde se contempla la inclusión de **144.264** nuevos ciudadanos y ciudadanas al sistema de pensiones por las diferentes contingencias, (vejez, incapacidad, invalidez, sobrevivencia y convenios bilaterales); asimismo continuar con la cancelación a **1.971.080** pensionados acumulados regulares, así como por los Decretos Nº **7.401** del 30/04/2010, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.414 del 30/04/2010 y Decreto N° **4.269** del 06/02/2006, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.377 del 02/10/2006 Pago de Cotizaciones, Decreto N° **7.402** del 30/04/2010, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.414 del 30/04/2010 Campesinos, Campesinas, Pescadores y Pescadoras; Decreto N° **5.316** del 25/04/2007, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.673 del 30/04/2007 Adulto Mayor y Decreto N° **5.370** del 30/05/2007, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.694 del 30/05/2007 Amas de Casa.
- Por otra parte, se asigna a los Gastos de Personal un total de **Bs. 1.929.478.347** lo que representa el **11%** del aporte, de los cuales a la Acción Centralizada 03: Previsión y Protección Social la cantidad de **Bs. 1.040.591.280** y al Proyecto 09: Fortalecimiento del Servicio de Asistencia Médica Integral de manera universal, solidaria y gratuita un monto de **Bs. 888.887.067**.

Los Ingresos Propios son generados por los niveles de recaudación, que se obtienen por las cotizaciones provenientes de los empleadores (as) y trabajadores (as) del sector público y privado, y la recaudación por morosidad, provenientes de interés por recargo a las empresas morosas con la Institución, así como las multas establecidas a los empleadores (as) que incumplan con la Ley del Seguro Social.

Los ingresos están estimados en **Bs. 13.361.403.107,** tomando como referencia el comportamiento que ha tenido la recaudación en los últimos años, por la aplicación de una política agresiva de fiscalización y cobranza desarrollada por el IVSS; así como por la variación de los incrementos salariales y las cotizaciones recaudadas por los beneficiarios del Decreto N° 7.401 de fecha 30-04-2010.

Estos Ingresos se destinaran para atender los siguientes gastos:

- Se asigna al Proyecto 08: Otorgamiento de las Prestaciones Dinerarias a Largo y Corto Plazo e incorporación progresiva de ciudadanos y ciudadanas al Sistema de Seguridad Social, un monto de **Bs. 688.415.294,** lo que representa un **5%** de los recursos propios, para asumir los gastos de funcionamiento y gastos de personal; igualmente, otorgar las prestaciones dinerarias por indemnizaciones diarias y pérdida involuntaria del empleo.
- Se asigna al Proyecto 09: Fortalecimiento del Servicio de Asistencia Médica Integral de manera universal, solidaria y gratuita, la cantidad de **Bs. 11.497.174.522** lo que representa el **86%** de los recursos propios, para cubrir gastos de funcionamiento y parte del gasto de personal, a fin de garantizar la asistencia médica integral a través de los 62 ambulatorios, 36 hospitales y el Colegio de Rehabilitación May Hamilton; cumplir con los programas de entrega de medicamentos a pacientes con patologías de alto costo, diálisis y atención médica especializada (geriátricas, psiquiátricas, custodiables, hiv y educación especial por discapacidades físicas, cognitivas, visuales y auditivas); asimismo, mantener, mejorar y equipar los centros asistenciales a nivel nacional.
- Por otra parte, se asigna a las Acciones Centralizadas un total de **Bs. 1.175.813.291,** lo que representa **9%** de los recursos propios, de los cuales la cantidad de **Bs. 192.688.118,** para la Acción Centralizada 01: Dirección y Coordinación de los Gastos de los Trabajadores y la cantidad de **Bs. 983.125.173,** para la Acción Centralizada 02: Gestión Administrativa.

Igualmente dentro de las fuentes de financiamiento del Presupuesto del IVSS para el Ejercicio Económico Financiero 2012, se incluye "Otros", la cual se refiere al aporte de las empresas por compromiso de responsabilidad social, (establecido en la Ley de Contrataciones en su artículo 6, numeral 19). Por esta vía se asignará la cantidad de **Bs. 75.699.446**, para atender los gastos de la Acción Centralizada 07: Protección y Atención Integral a las Familias y Personas en los Refugios en caso de Emergencias o Desastres.

2. POLITICA DE GASTOS

La política presupuestaria se perfila bajo una estructura de presupuesto equilibrado entre los ingresos y los gastos, estableciéndose un presupuesto para el año 2012 de **Bs. 31.563.904.997**; distribuido por partidas, de la siguiente manera:

Gastos de Personal	**5.287.384.066**
Materiales Suministros y Mercancías	**5.227.175.085**
Servicios no Personales	**1.732.571.201**
Activos Reales	**1.572.059.388**
Transferencias y Donaciones	**17.744.715.257**
Total Bs.	**31.563.904.997**

En donde los recursos destinados a **las Acciones Centralizadas** alcanzan el monto de **Bs. 2.292.104.017** que representan el **7%** del presupuesto total, distribuido de la siguiente forma:

ACCIÓN 01: Dirección y Coordinación de los Gastos de los Trabajadores	**Bs.**	**192.688.118**
ACCION 02: Gestión Administrativa	**Bs.**	**983.125.173**
ACCION 03: Previsión y Protección Social	**Bs.**	**1.040.591.280**
ACCION 07: Protección y Atención Integral a las Familias y Personas en los Refugios en caso de Emergencias o Desastres.	**Bs.**	**75.699.446**
Total Presupuesto de Acciones Centralizadas año 2012	**BS.**	**2.292.104.017**

Los recursos destinados a los **Proyectos** determinados en la estructura presupuestaria, alcanzan la cantidad de **Bs. 29.271.800.980** que representan el **93%** del presupuesto total; quedando distribuidos de la siguiente manera:

PROYECTO 08: Otorgamiento de las prestaciones dinerarias a largo y corto plazo e incorporación progresiva de ciudadanos y ciudadanas al Sistema de Seguridad Social	**Bs.**	**16.885.739.391**
PROYECTO 09: Fortalecimiento del servicio de asistencia médica integral de manera universal, solidaria y gratuita.	**Bs.**	**12.386.061.589**
Total Presupuesto de Proyectos año 2012	**Bs.**	**29.271.800.980**

De acuerdo a lo antes señalado, se observa que la mayoría de los recursos están orientados al cumplimiento de los objetivos medulares de la Institución, como son: avanzar hacia la Seguridad Social y la Prestación de los Servicios de Salud, cumpliéndose así la misión del IVSS.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**31.563.904.997**
INGRESOS CORRIENTES ORDINARIOS	31.563.904.997
INGRESOS NO TRIBUTARIOS	13.361.403.107
Ingresos por aportes y contribuciones a la seguridad social	13.361.403.107
TRANSFERENCIAS CORRIENTES	18.126.802.444
Transferencias corrientes del sector público	18.126.802.444
Transferencias corrientes internas recibidas del sector público	18.126.802.444
De la República	18.126.802.444
OTROS INGRESOS	75.699.446
Otros ingresos ajenos a la operación	75.699.446
TOTAL RECURSOS	**31.563.904.997**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**29.991.845.609**
GASTOS DE CONSUMO	12.247.130.352
Remuneraciones	5.287.384.066
Sueldos, salarios y otras retribuciones	5.287.384.066
Compra de bienes y servicios	6.959.746.286
Bienes de consumo	5.227.175.085
Servicios no personales	1.732.571.201
TRANSFERENCIAS Y DONACIONES CORRIENTES	17.744.715.257
Al sector privado	17.744.715.257
Transferencias corrientes al sector privado	17.744.715.257
Directas a personas	17.744.715.257
Pensiones y otros beneficios asociados	17.744.715.257
GASTOS DE CAPITAL	**1.572.059.388**
INVERSIÓN REAL DIRECTA	1.572.059.388
Formación bruta de capital Fijo	1.572.059.388
Construcciones de bienes de dominio privado	1.572.059.388
TOTAL GASTOS	**31.563.904.997**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115559	Otorgamiento de las prestaciones dinerarias a largo y corto plazo e incorporación progresiva de ciudadanos y ciudadanas al Sistema de Seguridad Social	Beneficiario	1.302.381	1.429.458	2.731.839	688.415.294	12.197.324.097		4.000.000.000	16.885.739.391
115640	Fortalecimiento del servicio de asistencia medica integral de manera universal, solidaria y gratuita.	Paciente	9.804.599	6.697.787	16.502.386	11.497.174.522	888.887.067			12.386.061.589
	TOTAL					12.185.589.816	13.086.211.164		4.000.000.000	29.271.800.980

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	192.688.118				192.688.118
02	Gestión Administrativa	983.125.173				983.125.173
03	Previsión y Protección Social		1.040.591.280			1.040.591.280
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	75.699.446				75.699.446
	TOTAL	**1.251.512.737**	**1.040.591.280**			**2.292.104.017**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**35.535**	**11.787**	**9.286**	**56.608**	**1.580.046.517**	**32.853.197**	**1.612.899.714**
Alto Nivel y de Dirección	8	4		12	385.468	6.965	392.433
Profesional y Técnico	15.577	2.475	2.266	20.318	652.661.118	11.791.818	664.452.936
Personal Administrativo	7.228	2.384	2.007	11.619	373.229.134	6.743.239	379.972.373
Personal Médico	6.228	3.114	2.898	12.240	393.177.089	7.103.645	400.280.734
Obrero	6.494	3.810	2.115	12.419	160.593.708	7.207.530	167.801.238
Personal Contratado	**796**	**603**		**1.399**	**48.663.382**		**48.663.382**
Profesional y Técnico	147	141		288	10.443.929		10.443.929
Personal Administrativo	333	308		641	21.175.541		21.175.541
Personal Médico	316	154		470	17.043.912		17.043.912
TOTAL	36.331	12.390	9.286	58.007	1.628.709.899	32.853.197	1.661.563.096

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1.566**	**697**	**2.263**	**57.305.372**
Empleados	1.566	697	2.263	57.305.372
Jubilados	**20.847**	**11.726**	**32.573**	**983.285.908**
Médicos	2.338	3.441	5.779	174.451.516
Obreros	8.448	4.382	12.830	387.301.084
Empleados	10.061	3.903	13.964	421.533.308
TOTAL	22.413	12.423	34.836	1.040.591.280

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	5.287.384.066
4.02	Materiales, suministros y mercancías	5.227.175.085
4.03	Servicios no personales	1.732.571.201
4.04	Activos reales	1.572.059.388
4.07	Transferencias y donaciones	17.744.715.257
	TOTAL	**31.563.904.997**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**31.563.904.997**
INGRESOS CORRIENTES ORDINARIOS	31.563.904.997
INGRESOS NO TRIBUTARIOS	**13.361.403.107**
INGRESOS NO TRIBUTARIOS	13.361.403.107
Ingresos por aportes y contribuciones a la seguridad social	13.361.403.107
TRANSFERENCIAS CORRIENTES	18.126.802.444
Transferencias corrientes del sector público	18.126.802.444
Transferencias corrientes internas recibidas del sector público	18.126.802.444
De la República	18.126.802.444
Recursos Ordinarios	14.126.802.444
Gestión Fiscal	4.000.000.000
OTROS INGRESOS	75.699.446
Otros ingresos ajenos a la operación	75.699.446
1.2 GASTOS CORRIENTES	**29.991.845.609**
GASTOS DE CONSUMO	12.247.130.352
Remuneraciones	5.287.384.066
Sueldos, salarios y otras retribuciones	5.287.384.066
Compra de bienes y servicios	6.959.746.286
Bienes de consumo	5.227.175.085
Servicios no personales	1.732.571.201
TRANSFERENCIAS Y DONACIONES CORRIENTES	17.744.715.257
Al sector privado	17.744.715.257
Transferencias corrientes al sector privado	17.744.715.257
Directas a personas	17.744.715.257
Pensiones y otros beneficios asociados	17.744.715.257
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.572.059.388**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.572.059.388**
RECURSOS PROPIOS DE CAPITAL	1.572.059.388
Ahorro en Cuenta Corriente	1.572.059.388
2.2 GASTOS DE CAPITAL	**1.572.059.388**
INVERSIÓN REAL DIRECTA	1.572.059.388
Formación bruta de capital Fijo	1.572.059.388
Construcciones de bienes de dominio privado	1.572.059.388
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0176

Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)

INSTITUTO NACIONAL DE PREVENCIÓN, SALUD Y SEGURIDAD LABORALES (INPSASEL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Inpsasel como institución rectora en la gestión de la política en Seguridad y Salud en el Trabajo continúa el avance hacia la construcción de la cultura de la prevención de riesgos y procesos peligrosos en los centros de trabajo, para establecer los mecanismos de defensa de la vida y la salud de las trabajadoras y los trabajadores, fijando su acción en los aspectos formativos, investigativos, reguladores y preventivos; y facilitando la acción orgánica de los mismos en sus espacios laborales, como una contribución al logro de la máxima imperativa expuesta en la Constitución de la República Bolivariana de Venezuela la cual insta al alcance de la Suprema Felicidad Social.

En el marco de este propósito, la misión del Inpsasel se orienta a la constitución, y gestión del régimen prestacional de seguridad y salud en el trabajo. Por lo tanto su visión estará orientada a ser un instrumento científico- técnico y político para la transformación de las condiciones concretas del desarrollo de la acción productiva de los trabajadores y las trabajadoras garantizando que estas se desarrollen en un ambiente de salud y seguridad que posibiliten el pleno desarrollo de sus facultades físicas y mentales.

Dentro de este orden de ideas, la política presupuestaría de la institución se desarrolla a través de su proyecto medular y sus acciones centralizadas siguientes:

- PROYECTO 115699 Desarrollar nuevas relaciones y condiciones laborales que garanticen el derecho a la vida, la salud y la seguridad de los trabajadores y las trabajadoras.
- Dirección y Coordinación de los Gastos de los Trabajadores.
- Gestión Administrativa

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**230.921.060**
INGRESOS CORRIENTES ORDINARIOS	230.921.060
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	980.742
Venta de otros bienes y servicios	980.742
TRANSFERENCIAS CORRIENTES	229.940.318
Transferencias corrientes del sector público	229.940.318
Transferencias corrientes internas recibidas del sector público	229.940.318
De la República	229.940.318
INGRESOS DE CAPITAL	**871.233**
RECURSOS PROPIOS DE CAPITAL	871.233
Incremento de la depreciación y amortización acumuladas	871.233
TOTAL RECURSOS	**231.792.293**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**230.489.692**
GASTOS DE CONSUMO	229.949.692
Remuneraciones	202.901.668
Sueldos, salarios y otras retribuciones	32.600.871
Beneficios y complementos de sueldos y salarios	100.445.833
Aportes patronales	6.256.254
Prestaciones sociales y otras indemnizaciones	18.089.472
Asistencia socioeconómica	45.509.238
Compra de bienes y servicios	26.176.791
Bienes de consumo	6.449.788
Servicios no personales	19.727.003
Depreciación y amortización	871.233
TRANSFERENCIAS Y DONACIONES CORRIENTES	540.000
Al sector privado	540.000
Donaciones corrientes al sector privado	540.000
Donaciones a personas	540.000
GASTOS DE CAPITAL	**1.302.601**
INVERSIÓN REAL DIRECTA	1.302.601
Formación bruta de capital Fijo	1.302.601
Maquinaria, equipos y otros bienes muebles	1.302.601
TOTAL GASTOS	**231.792.293**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115699	Desarrollar nuevas relaciones y condiciones laborales que garanticen el derecho a la vida, la salud y la seguridad de los trabajadores y las trabajadoras.	Atención Realizada			41.000		156.350.795			156.350.795
TOTAL							**156.350.795**			**156.350.795**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		57.127.961			57.127.961
02	Gestión Administrativa	1.851.975	16.461.562			18.313.537
	TOTAL	**1.851.975**	**73.589.523**			**75.441.498**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**658**	**498**	**102**	**1.258**	**28.980.362**	**13.666.424**	**42.646.786**
Alto Nivel y de Dirección	65	44	33	142	2.641.928	767.697	3.409.625
Profesional y Técnico	364	264	44	672	17.397.912	9.091.114	26.489.026
Personal Administrativo	100	66	7	173	3.397.940	1.875.355	5.273.295
Personal Médico	17	11	11	39	1.232.338	431.318	1.663.656
Obrero	112	113	7	232	4.310.244	1.500.940	5.811.184
Personal Contratado	**65**	**43**		**108**	**3.320.509**		**3.320.509**
Profesional y Técnico	65	43		108	3.320.509		3.320.509
TOTAL	723	541	102	1.366	32.300.871	13.666.424	45.967.295

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	202.901.668
4.02	Materiales, suministros y mercancías	6.449.788
4.03	Servicios no personales	19.727.003
4.04	Activos reales	1.302.601
4.07	Transferencias y donaciones	540.000
4.08	Otros gastos	871.233
	TOTAL	**231.792.293**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**230.921.060**
INGRESOS CORRIENTES ORDINARIOS	230.921.060
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	980.742
Venta de otros bienes y servicios	980.742
TRANSFERENCIAS CORRIENTES	229.940.318
Transferencias corrientes del sector público	229.940.318
Transferencias corrientes internas recibidas del sector público	229.940.318
De la República	229.940.318
Recursos Ordinarios	229.940.318
1.2 GASTOS CORRIENTES	**230.489.692**
GASTOS DE CONSUMO	229.949.692
Remuneraciones	202.901.668
Sueldos, salarios y otras retribuciones	32.600.871
Beneficios y complementos de sueldos y salarios	100.445.833
Aportes patronales	6.256.254
Prestaciones sociales y otras indemnizaciones	18.089.472
Asistencia socioeconómica	45.509.238
Compra de bienes y servicios	26.176.791
Bienes de consumo	6.449.788
Servicios no personales	19.727.003
Depreciación y amortización	871.233
TRANSFERENCIAS Y DONACIONES CORRIENTES	540.000
Al sector privado	540.000
Donaciones corrientes al sector privado	540.000
Donaciones a personas	540.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**431.368**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.302.601**
RECURSOS PROPIOS DE CAPITAL	1.302.601
Ahorro en Cuenta Corriente	431.368
Incremento de la depreciación y amortización acumuladas	871.233
2.2 GASTOS DE CAPITAL	**1.302.601**
INVERSIÓN REAL DIRECTA	1.302.601
Formación bruta de capital Fijo	1.302.601
Maquinaria, equipos y otros bienes muebles	1.302.601
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

17
Ministerio del Poder Popular para el Ambiente

Ministerio del Poder Popular para el Ambiente

A0052 Instituto Nacional de Parques (INPARQUES)
A0064 Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)
A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)
A0103 Fundación Instituto Forestal Latinoamericano
A0107 Autoridad Única de Área Parque Nacional Archipiélago Los Roques
A0324 Fundación de Educación Ambiental
A0343 Fundación Laboratorio Nacional de Hidráulica
A0354 Fundación Nacional de Parques Zoológicos y Acuarios
A0909 Instituto Geográfico de Venezuela "Simón Bolívar"
A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)

A0052

Instituto Nacional de Parques (INPARQUES)

INSTITUTO NACIONAL DE PARQUES (INPARQUES)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Nacional de Parques tiene por objetivo la planificación, construcción, ampliación, organización, conservación, preservación y manejo de los parques de recreación, parques nacionales y monumentos naturales.

El Presupuesto de Ingresos y Gastos para el ejercicio fiscal 2012, asciende a la cantidad de Bs. 285.161.945, de los cuales Bs. 149.878.159 se destinarán a la ejecución de los distintos proyectos del ente y Bs. 135.283.786 se orientarán a las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**205.460.587**
INGRESOS CORRIENTES ORDINARIOS	200.698.785
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	33.478.257
Venta de otros bienes y servicios	33.478.257
TRANSFERENCIAS CORRIENTES	167.220.528
Transferencias corrientes del sector público	167.220.528
Transferencias corrientes internas recibidas del sector público	167.220.528
De la República	167.220.528
INGRESOS CORRIENTES EXTRAORDINARIOS	4.761.802
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.761.802
Transferencias y donaciones corrientes recibidas del sector externo	4.761.802
Transferencias corrientes recibidas del exterior	4.761.802
De organismos internacionales	4.761.802
INGRESOS DE CAPITAL	**320.000**
RECURSOS PROPIOS DE CAPITAL	320.000
Incremento de la depreciación y amortización acumuladas	320.000
FUENTES DE FINANCIAMIENTO	**79.381.358**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.043.189
Disminución de otros activos financieros	1.043.189
Disminución de disponibilidades	1.043.189
Disminución de Bancos	1.043.189
INCREMENTO DE PASIVOS	78.338.169
Incremento de cuentas y efectos por pagar	78.338.169
Incremento de cuentas y efectos por pagar a corto plazo	78.338.169
Incremento de sueldos, salarios y otras remuneraciones por pagar	78.131.255
Incremento cuentas por pagar a proveedores a corto plazo	206.914
TOTAL RECURSOS	**285.161.945**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**276.470.610**
GASTOS DE CONSUMO	264.513.735
Remuneraciones	216.672.856
Sueldos, salarios y otras retribuciones	75.970.480
Beneficios y complementos de sueldos y salarios	67.054.768
Aportes patronales	11.326.661
Prestaciones sociales y otras indemnizaciones	21.918.858
Asistencia socioeconómica	40.402.089
Compra de bienes y servicios	47.520.879
Bienes de consumo	14.274.891
Servicios no personales	33.245.988
Depreciación y amortización	320.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	11.956.875
Al sector privado	11.956.875
Transferencias corrientes al sector privado	11.956.875
Directas a personas	11.956.875
Pensiones y otros beneficios asociados	1.644.816
Jubilaciones y otros beneficios asociados	10.312.059
GASTOS DE CAPITAL	**6.573.197**
INVERSIÓN REAL DIRECTA	6.573.197
Formación bruta de capital Fijo	6.573.197
Edificios e instalaciones	6.573.197
APLICACIONES FINANCIERAS	**2.118.138**
DISMINUCIÓN DE PASIVOS	2.118.138
Disminución de cuentas y efectos por pagar	2.118.138
Disminución de cuentas y efectos por pagar a corto plazo	2.118.138
Disminución de aportes patronales y retenciones laborales por pagar	2.118.138
Disminución de otras retenciones laborales por pagar	2.118.138
TOTAL GASTOS	**285.161.945**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
111125	Fortalecimiento de la sostenibilidad financiera y la eficacia operacional del Sistema de Parques de Venezuela Convenio PNUD - INPARQUES	01-07-2010	31-12-2014	10.763.523	4.761.802	6.619.228	8.639.912	30.784.465
	TOTAL			10.763.523	4.761.802	6.619.228	8.639.912	30.784.465

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
111125	Fortalecimiento de la sostenibilidad financiera y la eficacia operacional del Sistema de Parques de Venezuela Convenio PNUD - INPARQUES	Plan			1				4.761.802	4.761.802
113743	Fortalecimiento integral del sistema de parques de recreación enmarcados en las políticas del buen vivir	Persona Atendida	5.000.000	5.172.200	10.172.200	16.166.837	19.089.594		12.904.321	48.160.752
113855	Fortalecimiento integral del sistema de Parques Nacionales enmarcado en las políticas del buen vivir.	Plan			18	4.639.872	44.364.525		37.712.895	86.717.292
113940	Protección contra incendios forestales y otros eventos generadores de daños en el sistema nacional de parques - Año 2012	Plan			4	918.852	2.111.086		1.663.638	4.693.576
114635	Gestión Integral de infraestructura para el desarrollo funcional y operativo de los parques de recreación, parques nacionales y monumentos naturales - Año 2012.	Metro Cuadrado			22.772	3.178.561	1.655.323		710.853	5.544.737
	TOTAL					**24.904.122**	**67.220.528**		**57.753.509**	**149.878.159**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		80.868.334		21.571.150	102.439.484
02	Gestión Administrativa	9.937.324	9.700.000		1.250.103	20.887.427
03	Previsión y Protección Social		9.431.666		2.525.209	11.956.875
	TOTAL	**9.937.324**	**100.000.000**		**25.346.462**	**135.283.786**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**330**	**929**	**19**	**1.278**	**28.113.092**	**4.028.288**	**32.141.380**
Alto Nivel y de Dirección	1			1	22.038		22.038
Directivo	31	45	19	95	1.771.455		1.771.455
Profesional y Técnico	78	76		154	3.901.028	971.657	4.872.685
Personal Administrativo	55	12		67	1.265.090	255.431	1.520.521
Obrero	165	796		961	21.153.481	2.801.200	23.954.681
Personal Contratado	**230**	**460**		**690**	**19.082.224**		**19.082.224**
Directivo	8	21		29	1.491.160		1.491.160
Profesional y Técnico	104	117		221	8.067.271		8.067.271
Personal Administrativo	63	85		148	3.545.107		3.545.107
Obrero	55	237		292	5.978.686		5.978.686
TOTAL	**560**	**1.389**	**19**	**1.968**	**47.195.316**	**4.028.288**	**51.223.604**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**42**	**3**	**45**	**1.644.816**
Obreros	11		11	365.544
Empleados	31	3	34	1.279.272
Jubilados	**68**	**193**	**261**	**10.312.059**
Obreros	24	148	172	6.713.950
Empleados	44	45	89	3.598.109
TOTAL	**110**	**196**	**306**	**11.956.875**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	216.672.856
4.02	Materiales, suministros y mercancías	14.274.891
4.03	Servicios no personales	33.245.988
4.04	Activos reales	6.573.197
4.07	Transferencias y donaciones	11.956.875
4.08	Otros gastos	320.000
4.11	Disminución de pasivos	2.118.138
	TOTAL	**285.161.945**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**205.460.587**
INGRESOS CORRIENTES ORDINARIOS	200.698.785
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	33.478.257
Venta de otros bienes y servicios	33.478.257
TRANSFERENCIAS CORRIENTES	167.220.528
Transferencias corrientes del sector público	167.220.528
Transferencias corrientes internas recibidas del sector público	167.220.528
De la República	167.220.528
Ministerio del Poder Popular para el Ambiente	167.220.528
Recursos Ordinarios	167.220.528
INGRESOS CORRIENTES EXTRAORDINARIOS	4.761.802
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.761.802
Transferencias y donaciones corrientes recibidas del sector externo	4.761.802
Transferencias corrientes recibidas del exterior	4.761.802
De organismos internacionales	4.761.802
1.2 GASTOS CORRIENTES	**276.470.610**
GASTOS DE CONSUMO	264.513.735
Remuneraciones	216.672.856
Sueldos, salarios y otras retribuciones	75.970.480
Beneficios y complementos de sueldos y salarios	67.054.768
Aportes patronales	11.326.661
Prestaciones sociales y otras indemnizaciones	21.918.858
Asistencia socioeconómica	40.402.089
Compra de bienes y servicios	47.520.879
Bienes de consumo	14.274.891
Servicios no personales	33.245.988
Depreciación y amortización	320.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	11.956.875
Al sector privado	11.956.875
Transferencias corrientes al sector privado	11.956.875

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Directas a personas	11.956.875
Pensiones y otros beneficios asociados	1.644.816
Jubilaciones y otros beneficios asociados	10.312.059
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(71.010.023)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(70.690.023)**
RECURSOS PROPIOS DE CAPITAL	(70.690.023)
Desahorro en Cuenta Corriente	(71.010.023)
Incremento de la depreciación y amortización acumuladas	320.000
2.2 GASTOS DE CAPITAL	**6.573.197**
INVERSIÓN REAL DIRECTA	6.573.197
Formación bruta de capital Fijo	6.573.197
Edificios e instalaciones	6.573.197
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(77.263.220)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**79.381.358**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.043.189
Disminución de otros activos financieros	1.043.189
Disminución de disponibilidades	1.043.189
Disminución de Bancos	1.043.189
INCREMENTO DE PASIVOS	78.338.169
Incremento de cuentas y efectos por pagar	78.338.169
Incremento de cuentas y efectos por pagar a corto plazo	78.338.169
Incremento de sueldos, salarios y otras remuneraciones por pagar	78.131.255
Incremento cuentas por pagar a proveedores a corto plazo	206.914
3.2 APLICACIONES FINANCIERAS	**79.381.358**
DISMINUCIÓN DE PASIVOS	2.118.138
Disminución de cuentas y efectos por pagar	2.118.138

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de cuentas y efectos por pagar a corto plazo	2.118.138
Disminución de aportes patronales y retenciones laborales por pagar	2.118.138
Disminución de otras retenciones laborales por pagar	2.118.138
DÉFICIT FINANCIERO	77.263.220

A0064

Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)

INSTITUTO PARA EL CONTROL Y LA CONSERVACIÓN DEL LAGO DE MARACAIBO Y SU CUENCA HIDROGRÁFICA (ICLAM)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Para el año 2012, el Instituto continuará ejecutando acciones orientadas al saneamiento integral del Lago de Maracaibo y su Cuenca Hidrográfica, junto con la participación de las comunidades y el conocimiento mutuo que se tiene de las experiencias compartidas.

Lo anterior implica la capacitación de grupos de voluntarios y comunidades organizadas en Consejos Comunales, que residen en la Cuenca del Lago de Maracaibo, a objeto de desarrollar estrategias comunicacionales y educativas efectivas, dirigidas a la sensibilización de la población sobre el impacto nocivo de la contaminación ambiental, así como la formación requerida para la participación adecuada en la gestión ambiental; por lo que mantendrá la actividad de monitoreo del Lago (agua, sedimento, biota y aire) de manera focalizada en las áreas donde están ubicados los balnearios, para determinar su condición de "aptos o no aptos" como recursos turísticos-recreacionales para el disfrute de la población.

El ICLAM determina permanentemente las condiciones de los ecosistemas, sus dinámicas, potencialidades y limitaciones, lo cual permite la elaboración de diagnósticos relativos a los diferentes recursos que allí hacen vida para brindar el aporte técnico necesario en materia ambiental; tanto internamente como a otros organismos y en particular a las comunidades.

El Presupuesto de Ingresos y Gastos para el ejercicio económico-financiero 2012, asciende a Bs. 78.228.810, distribuidos de la siguiente manera: Bs. 32.137.038 para las acciones centralizadas y Bs. 46.091.772 para el proyecto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**30.200.000**
INGRESOS CORRIENTES ORDINARIOS	30.200.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	200.000
Venta de otros bienes y servicios	200.000
TRANSFERENCIAS CORRIENTES	30.000.000
Transferencias corrientes del sector público	30.000.000
Transferencias corrientes internas recibidas del sector público	30.000.000
De la República	30.000.000
INGRESOS DE CAPITAL	**25.350**
RECURSOS PROPIOS DE CAPITAL	25.350
Incremento de la depreciación y amortización acumuladas	25.350
FUENTES DE FINANCIAMIENTO	**48.003.460**
INCREMENTO DE PASIVOS	48.003.460
Incremento de cuentas y efectos por pagar	48.003.460
Incremento de cuentas y efectos por pagar a corto plazo	48.003.460
Incremento de sueldos, salarios y otras remuneraciones por pagar	46.563.356
Incremento de aportes patronales y retenciones laborales por pagar	1.440.104
Incremento de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	1.440.104
TOTAL RECURSOS	**78.228.810**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**76.501.873**
GASTOS DE CONSUMO	71.876.490
Remuneraciones	64.455.305
Sueldos, salarios y otras retribuciones	18.711.926
Beneficios y complementos de sueldos y salarios	21.210.665
Aportes patronales	3.553.470
Prestaciones sociales y otras indemnizaciones	7.082.968
Asistencia socioeconómica	13.896.276
Compra de bienes y servicios	7.395.835
Bienes de consumo	1.863.541
Servicios no personales	5.532.294
Depreciación y amortización	25.350
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.625.383
Al sector privado	4.625.383
Transferencias corrientes al sector privado	4.625.383
Directas a personas	4.481.383
Pensiones y otros beneficios asociados	670.873
Jubilaciones y otros beneficios asociados	3.810.510
Transferencias corrientes a Consejos Comunales	144.000
GASTOS DE CAPITAL	**1.726.937**
INVERSIÓN REAL DIRECTA	1.726.937
Formación bruta de capital Fijo	1.726.937
Maquinaria, equipos y otros bienes muebles	1.726.937
TOTAL GASTOS	**78.228.810**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
101335	Recuperación integral y progresiva de los recursos naturales del Sistema Lago-Cuenca de Maracaibo	01-01-2009	31-12-2012	100.201.634	46.091.772			146.293.406
TOTAL				**100.201.634**	**46.091.772**			**146.293.406**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
101335	Recuperación integral y progresiva de los recursos naturales del Sistema Lago-Cuenca de Maracaibo	Evaluación			6.791	200.000	15.000.000		30.891.772	46.091.772
	TOTAL					**200.000**	**15.000.000**		**30.891.772**	**46.091.772**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		6.598.514		17.111.688	23.710.202
02	Gestión Administrativa	25.350	3.920.103			3.945.453
03	Previsión y Protección Social		4.481.383			4.481.383
	TOTAL	**25.350**	**15.000.000**		**17.111.688**	**32.137.038**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**126**	**138**		**264**	**6.200.706**	**4.665.077**	**10.865.783**
Alto Nivel y de Dirección		2		2	42.252		42.252
Directivo	18	14		32	603.672		603.672
Profesional y Técnico	74	83		157	4.071.498	3.649.613	7.721.111
Personal Administrativo	26	5		31	593.784	386.388	980.172
Obrero	8	34		42	889.500	629.076	1.518.576
Personal Contratado	**41**	**25**		**66**	**1.632.746**		**1.632.746**
Profesional y Técnico	36	21		57	1.453.034		1.453.034
Personal Administrativo	4	2		6	117.144		117.144
Obrero	1	2		3	62.568		62.568
TOTAL	**167**	**163**		**330**	**7.833.452**	**4.665.077**	**12.498.529**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**8**	**1**	**9**	**670.873**
Alto Nivel y de Dirección		1	1	130.677
Obreros	1		1	50.532
Empleados	7		7	489.664
Jubilados	**20**	**19**	**39**	**3.810.510**
Alto Nivel y de Dirección	2	3	5	296.256
Obreros	1	2	3	239.255
Empleados	17	14	31	3.274.999
TOTAL	**28**	**20**	**48**	**4.481.383**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	64.455.305
4.02	Materiales, suministros y mercancías	1.863.541
4.03	Servicios no personales	5.532.294
4.04	Activos reales	1.726.937
4.07	Transferencias y donaciones	4.625.383
4.08	Otros gastos	25.350
	TOTAL	**78.228.810**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**30.200.000**
INGRESOS CORRIENTES ORDINARIOS	30.200.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	200.000
Venta de otros bienes y servicios	200.000
TRANSFERENCIAS CORRIENTES	30.000.000
Transferencias corrientes del sector público	30.000.000
Transferencias corrientes internas recibidas del sector público	30.000.000
De la República	30.000.000
Ministerio del Poder Popular para el Ambiente	30.000.000
Recursos Ordinarios	30.000.000
1.2 GASTOS CORRIENTES	**76.501.873**
GASTOS DE CONSUMO	71.876.490
Remuneraciones	64.455.305
Sueldos, salarios y otras retribuciones	18.711.926
Beneficios y complementos de sueldos y salarios	21.210.665
Aportes patronales	3.553.470
Prestaciones sociales y otras indemnizaciones	7.082.968
Asistencia socioeconómica	13.896.276
Compra de bienes y servicios	7.395.835
Bienes de consumo	1.863.541
Servicios no personales	5.532.294
Depreciación y amortización	25.350
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.625.383
Al sector privado	4.625.383
Transferencias corrientes al sector privado	4.625.383
Directas a personas	4.481.383
Pensiones y otros beneficios asociados	670.873
Jubilaciones y otros beneficios asociados	3.810.510
Transferencias corrientes a Consejos Comunales	144.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(46.301.873)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(46.276.523)**
RECURSOS PROPIOS DE CAPITAL	(46.276.523)
Desahorro en Cuenta Corriente	(46.301.873)
Incremento de la depreciación y amortización acumuladas	25.350
2.2 GASTOS DE CAPITAL	**1.726.937**
INVERSIÓN REAL DIRECTA	1.726.937
Formación bruta de capital Fijo	1.726.937
Maquinaria, equipos y otros bienes muebles	1.726.937
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(48.003.460)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**48.003.460**
INCREMENTO DE PASIVOS	48.003.460
Incremento de cuentas y efectos por pagar	48.003.460
Incremento de cuentas y efectos por pagar a corto plazo	48.003.460
Incremento de sueldos, salarios y otras remuneraciones por pagar	46.563.356
Incremento de aportes patronales y retenciones laborales por pagar	1.440.104
Incremento de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	1.440.104
3.2 APLICACIONES FINANCIERAS	**48.003.460**
DÉFICIT FINANCIERO	48.003.460

A0069

Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)

SERVICIO AUTÓNOMO SERVICIOS AMBIENTALES DEL MINISTERIO DEL AMBIENTE Y DE LOS RECURSOS NATURALES (SAMARN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Para el ejercicio económico-financiero 2012, el Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales, tiene un Presupuesto de Ingresos y Gastos por la cantidad de Bs. 541.708.555, de los cuales Bs. 128.612.429 corresponden a acciones centralizadas y Bs. 413.096.126 a proyectos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**123.869.990**
INGRESOS CORRIENTES ORDINARIOS	27.810.990
INGRESOS NO TRIBUTARIOS	23.184.134
Tasas	23.184.134
INGRESOS DE LA PROPIEDAD	4.106.856
Intereses	4.106.856
Intereses internos	4.106.856
Intereses por depósitos	4.106.856
OTROS INGRESOS	520.000
Otros ingresos ordinarios	520.000
INGRESOS CORRIENTES EXTRAORDINARIOS	96.059.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	96.059.000
Donaciones corrientes internas recibidas del sector público	96.059.000
De la República	96.059.000
INGRESOS DE CAPITAL	**413.096.126**
TRANSFERENCIAS Y DONACIONES DE CAPITAL	413.096.126
Transferencias y donaciones de capital del sector público	413.096.126
Transferencias de capital recibidas del sector público	413.096.126
De la República	413.096.126
FUENTES DE FINANCIAMIENTO	**4.742.439**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.742.439
Disminución de otros activos financieros	4.742.439
Disminución de disponibilidades	4.742.439
Disminución de Bancos	4.742.439
TOTAL RECURSOS	**541.708.555**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**126.300.066**
GASTOS DE CONSUMO	29.721.066
Remuneraciones	24.414.225
Sueldos, salarios y otras retribuciones	5.413.938
Beneficios y complementos de sueldos y salarios	12.551.633
Aportes patronales	1.077.133
Prestaciones sociales y otras indemnizaciones	663.673
Asistencia socioeconómica	4.702.848
Otros gastos de personal	5.000
Compra de bienes y servicios	4.586.002
Bienes de consumo	1.396.017
Servicios no personales	3.189.985
Impuestos indirectos	720.839
TRANSFERENCIAS Y DONACIONES CORRIENTES	96.579.000
Al sector privado	96.059.000
Transferencias corrientes al sector privado	96.059.000
Directas a personas	96.059.000
Pensiones y otros beneficios asociados	31.148.100
Jubilaciones y otros beneficios asociados	64.910.900
Al sector público	520.000
Transferencias corrientes al sector público	520.000
A los entes descentralizados sin fines empresariales para sus gastos	520.000
GASTOS DE CAPITAL	**414.556.210**
INVERSIÓN REAL DIRECTA	414.556.210
Formación bruta de capital Fijo	409.593.347
Maquinaria, equipos y otros bienes muebles	45.652.172
Construcciones de bienes de dominio privado	15.950.000
Construcciones de bienes de dominio público	218.601.263
Producción propia (gastos capitalizables)	129.389.912
Remuneraciones	5.700.000
Sueldos, salarios y otras retribuciones	5.700.000
Compra de bienes y servicios	81.858.167
Bienes de consumo	24.083.167

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Servicios no personales	57.775.000
Impuestos indirectos	41.831.745
Bienes intangibles	4.962.863
APLICACIONES FINANCIERAS	**852.279**
DISMINUCIÓN DE PASIVOS	852.279
Disminución de cuentas y efectos por pagar	852.279
Disminución de cuentas y efectos por pagar a corto plazo	852.279
Disminución de sueldos, salarios y otras remuneraciones por pagar	276.917
Disminución de aportes patronales y retenciones laborales por pagar	575.362
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	575.362
TOTAL GASTOS	**541.708.555**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
50098	Proyecto nacional de gestión y conservación ambiental (PRONGECA)	01-01-2009	31-12-2013	92.041.392	110.765.863	34.254.970		237.062.225
107249	Manejo sustentable de los recursos naturales de la Cuenca del Río Caroni	01-01-2009	31-12-2014	26.744.630	16.125.000	16.391.598	26.738.772	86.000.000
107986	Fortalecimiento de capacidades nacionales para el manejo y disposición final de los residuos y desechos sólidos	01-01-2010	31-12-2014	73.967.727	286.205.263	261.780.000	238.047.010	860.000.000
	TOTAL			192.753.749	413.096.126	312.426.568	264.785.782	1.183.062.225

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
50098	Proyecto nacional de gestión y conservación ambiental (PRONGECA)	Sede Adqui-Rehabilit-Equipada			23		110.765.863			110.765.863
107249	Manejo sustentable de los recursos naturales de la Cuenca del Río Caroni	Hectárea			130.000		16.125.000			16.125.000
107986	Fortalecimiento de capacidades nacionales para el manejo y disposición final de los residuos y desechos sólidos	Obra			91		286.205.263			286.205.263
	TOTAL						**413.096.126**			**413.096.126**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	24.774.464				24.774.464
02	Gestión Administrativa	7.778.965				7.778.965
03	Previsión y Protección Social		96.059.000			96.059.000
	TOTAL	**32.553.429**	**96.059.000**			**128.612.429**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**62**	**33**	**13**	**108**	**3.127.622**	**508.664**	**3.636.286**
Directivo	1	2		3	75.663	35.465	111.128
Profesional y Técnico	34	10	9	53	1.683.996	299.404	1.983.400
Personal Administrativo	24	3		27	654.684	94.399	749.083
Obrero	3	18	4	25	713.279	79.396	792.675
Personal Contratado	**27**	**17**		**44**	**7.754.886**		**7.754.886**
Profesional y Técnico	22	12		34	6.343.411		6.343.411
Personal Administrativo	4	3		7	1.152.048		1.152.048
Obrero	1	2		3	259.427		259.427
TOTAL	**89**	**50**	**13**	**152**	**10.882.508**	**508.664**	**11.391.172**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1.835**	**44**	**1.879**	**31.148.100**
Obreros	1.835	44	1.879	31.148.100
Jubilados	**480**	**2.681**	**3.161**	**64.910.900**
Obreros	480	2.681	3.161	64.910.900
TOTAL	**2.315**	**2.725**	**5.040**	**96.059.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	30.114.225
4.02	Materiales, suministros y mercancías	25.479.184
4.03	Servicios no personales	103.517.569
4.04	Activos reales	285.166.298
4.07	Transferencias y donaciones	96.579.000
4.11	Disminución de pasivos	852.279
	TOTAL	**541.708.555**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**123.869.990**
INGRESOS CORRIENTES ORDINARIOS	27.810.990
INGRESOS NO TRIBUTARIOS	**23.184.134**
INGRESOS NO TRIBUTARIOS	23.184.134
Tasas	23.184.134
INGRESOS DE LA PROPIEDAD	4.106.856
Intereses	4.106.856
Intereses internos	4.106.856
Intereses por depósitos	4.106.856
OTROS INGRESOS	520.000
Otros ingresos ordinarios	520.000
INGRESOS CORRIENTES EXTRAORDINARIOS	96.059.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	96.059.000
Donaciones corrientes internas recibidas del sector público	96.059.000
De la República	96.059.000
Ministerio del Poder Popular para el Ambiente	96.059.000
Recursos Ordinarios	96.059.000
1.2 GASTOS CORRIENTES	**126.300.066**
GASTOS DE CONSUMO	29.721.066
Remuneraciones	24.414.225
Sueldos, salarios y otras retribuciones	5.413.938
Beneficios y complementos de sueldos y salarios	12.551.633
Aportes patronales	1.077.133
Prestaciones sociales y otras indemnizaciones	663.673
Asistencia socioeconómica	4.702.848
Otros gastos de personal	5.000
Compra de bienes y servicios	4.586.002
Bienes de consumo	1.396.017
Servicios no personales	3.189.985
Impuestos indirectos	720.839

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
TRANSFERENCIAS Y DONACIONES CORRIENTES	96.579.000
Al sector privado	96.059.000
Transferencias corrientes al sector privado	96.059.000
Directas a personas	96.059.000
Pensiones y otros beneficios asociados	31.148.100
Jubilaciones y otros beneficios asociados	64.910.900
Al sector público	520.000
Transferencias corrientes al sector público	520.000
A los entes descentralizados sin fines empresariales para sus gastos	520.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(2.430.076)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**410.666.050**
RECURSOS PROPIOS DE CAPITAL	(2.430.076)
Desahorro en Cuenta Corriente	(2.430.076)
TRANSFERENCIAS Y DONACIONES DE CAPITAL	413.096.126
Transferencias y donaciones de capital del sector público	413.096.126
Transferencias de capital recibidas del sector público	413.096.126
De la República	413.096.126
Ministerio del Poder Popular para el Ambiente	
Proyectos por Endeudamiento	413.096.126
Manejo Sustentable de los Recursos Naturales en la Cuenca del Rio Caroni	16.125.000
Proyecto Nacional de Gestión y Conservación Ambiental	110.765.863
Fortalecimiento de Capacidades Nacionales para el Manejo y Disposición Final de los Residuos y Desechos Sólidos	286.205.263
2.2 GASTOS DE CAPITAL	**414.556.210**
INVERSIÓN REAL DIRECTA	414.556.210
Formación bruta de capital Fijo	409.593.347
Maquinaria, equipos y otros bienes muebles	45.652.172
Construcciones de bienes de dominio privado	15.950.000
Construcciones de bienes de dominio público	218.601.263

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Producción propia (gastos capitalizables)	129.389.912
Remuneraciones	5.700.000
Sueldos, salarios y otras retribuciones	5.700.000
Compra de bienes y servicios	81.858.167
Bienes de consumo	24.083.167
Servicios no personales	57.775.000
Impuestos indirectos	41.831.745
Bienes intangibles	4.962.863
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(3.890.160)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**4.742.439**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.742.439
Disminución de otros activos financieros	4.742.439
Disminución de disponibilidades	4.742.439
Disminución de Bancos	4.742.439
3.2 APLICACIONES FINANCIERAS	**4.742.439**
DISMINUCIÓN DE PASIVOS	852.279
Disminución de cuentas y efectos por pagar	852.279
Disminución de cuentas y efectos por pagar a corto plazo	852.279
Disminución de sueldos, salarios y otras remuneraciones por pagar	276.917
Disminución de aportes patronales y retenciones laborales por pagar	575.362
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	575.362
DÉFICIT FINANCIERO	3.890.160

A0103

Fundación Instituto Forestal Latinoamericano

FUNDACIÓN INSTITUTO FORESTAL LATINOAMERICANO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Forestal Latinoamericano, contribuye a la conservación, desarrollo y aprovechamiento de los recursos forestales, mediante las actividades de investigación, documentación, extensión y capacitación en aras de fortalecer las políticas del Ministerio del Poder Popular para el Ambiente y la disponibilidad de respuestas técnicas apropiadas y socialmente pertinentes, para la incorporación del sector forestal como un elemento dinámico de las economías rurales. Para ello, establece convenios con organismos e instituciones públicas y privadas, promueve y divulga el conocimiento forestal mediante las publicaciones periódicas y la participación en eventos científicos y técnicos, foros, seminarios y talleres.

El Presupuesto de Ingresos y Gastos para el ejercicio fiscal 2012 se ubica en Bs. 1.364.331, de los cuales Bs. 801.809, se destinarán a la ejecución del proyecto "Evaluación de la Situación actual de las reservas forestales y propuestas para su redefinición", mientras que Bs. 562.522 se orientarán a las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**1.360.331**
INGRESOS CORRIENTES ORDINARIOS	1.360.331
INGRESOS NO TRIBUTARIOS	35.000
Ingresos por contribuciones especiales	35.000
INGRESOS DE OPERACIÓN	717.331
Otros ingresos de operación	717.331
TRANSFERENCIAS CORRIENTES	600.000
Transferencias corrientes del sector público	600.000
Transferencias corrientes internas recibidas del sector público	600.000
De la República	600.000
OTROS INGRESOS	8.000
Otros ingresos ajenos a la operación	8.000
INGRESOS DE CAPITAL	**4.000**
RECURSOS PROPIOS DE CAPITAL	4.000
Incremento de la depreciación y amortización acumuladas	4.000
TOTAL RECURSOS	**1.364.331**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**1.324.331**
GASTOS DE CONSUMO	1.316.331
Remuneraciones	1.078.584
Sueldos, salarios y otras retribuciones	498.178
Beneficios y complementos de sueldos y salarios	342.752
Aportes patronales	69.790
Prestaciones sociales y otras indemnizaciones	118.848
Asistencia socioeconómica	30.000
Otros gastos de personal	19.016
Compra de bienes y servicios	233.747
Bienes de consumo	62.945
Servicios no personales	170.802
Depreciación y amortización	4.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.000
Al sector privado	8.000
Transferencias corrientes al sector privado	8.000
A instituciones sin fines de lucro	8.000
GASTOS DE CAPITAL	**40.000**
INVERSIÓN REAL DIRECTA	40.000
Formación bruta de capital Fijo	40.000
Maquinaria, equipos y otros bienes muebles	40.000
TOTAL GASTOS	**1.364.331**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114126	Evaluación de la situación actual de las reservas forestales y propuestas para su redefinición	Documento Técnico			4	458.809	300.000		43.000	801.809
	TOTAL					458.809	300.000		43.000	801.809

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	258.522	300.000			558.522
02	Gestión Administrativa	4.000				4.000
	TOTAL	262.522	300.000			562.522

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**7**	**4**		**11**	**479.423**		**479.423**
Directivo		1		1	57.220		57.220
Profesional y Técnico	1			1	37.011		37.011
Personal Administrativo	3			3	138.967		138.967
Personal de Investigación	2	2		4	193.539		193.539
Obrero	1	1		2	52.686		52.686
TOTAL	**7**	**4**		**11**	**479.423**		**479.423**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	1.078.584
4.02	Materiales, suministros y mercancías	62.945
4.03	Servicios no personales	170.802
4.04	Activos reales	40.000
4.07	Transferencias y donaciones	8.000
4.08	Otros gastos	4.000
	TOTAL	**1.364.331**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.360.331**
INGRESOS CORRIENTES ORDINARIOS	1.360.331
INGRESOS NO TRIBUTARIOS	**35.000**
INGRESOS NO TRIBUTARIOS	35.000
Ingresos por contribuciones especiales	35.000
INGRESOS DE OPERACIÓN	717.331
Otros ingresos de operación	717.331
TRANSFERENCIAS CORRIENTES	600.000
Transferencias corrientes del sector público	600.000
Transferencias corrientes internas recibidas del sector público	600.000
De la República	600.000
Ministerio del Poder Popular para el Ambiente	600.000
Recursos Ordinarios	600.000
OTROS INGRESOS	8.000
Otros ingresos ajenos a la operación	8.000
1.2 GASTOS CORRIENTES	**1.324.331**
GASTOS DE CONSUMO	1.316.331
Remuneraciones	1.078.584
Sueldos, salarios y otras retribuciones	498.178
Beneficios y complementos de sueldos y salarios	342.752
Aportes patronales	69.790
Prestaciones sociales y otras indemnizaciones	118.848
Asistencia socioeconómica	30.000
Otros gastos de personal	19.016
Compra de bienes y servicios	233.747
Bienes de consumo	62.945
Servicios no personales	170.802
Depreciación y amortización	4.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.000
Al sector privado	8.000
Transferencias corrientes al sector privado	8.000
A instituciones sin fines de lucro	8.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**36.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**40.000**
RECURSOS PROPIOS DE CAPITAL	40.000
Ahorro en Cuenta Corriente	36.000
Incremento de la depreciación y amortización acumuladas	4.000
2.2 GASTOS DE CAPITAL	**40.000**
INVERSIÓN REAL DIRECTA	40.000
Formación bruta de capital Fijo	40.000
Maquinaria, equipos y otros bienes muebles	40.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0107

Autoridad Única de Área Parque Nacional Archipiélago Los Roques

AUTORIDAD ÚNICA DE ÁREA PARQUE NACIONAL ARCHIPIÉLAGO LOS ROQUES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Los servicios que presta la Autoridad Única de Área Parque Nacional Archipiélago Los Roques, están dirigidos fundamentalmente a satisfacer las necesidades de la población residente y de los turistas que acuden a la isla, para realizar actividades con fines recreativos y culturales.

En este sentido, se continuará con el programa de clasificación y disposición de desechos a tierra firme e intensificación del programa de vigilancia y control del área, con apoyo del personal de Guardacostas y Capitán de Puertos.

El Presupuesto de Ingresos y Gastos para el año 2012 alcanza la cantidad de Bs. 22.411.417, conformados por acciones centralizadas por Bs. 10.066.732 y el Proyecto "Gestión integral del Parque Nacional Archipiélago Los Roques" por Bs. 12.344.685, cuyo financiamiento proviene de recursos propios y del aporte del Ministerio del Poder Popular para el Ambiente.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**22.411.417**
INGRESOS CORRIENTES ORDINARIOS	22.411.417
INGRESOS DE OPERACIÓN	19.411.417
Otros ingresos de operación	19.411.417
TRANSFERENCIAS CORRIENTES	3.000.000
Transferencias corrientes del sector público	3.000.000
Transferencias corrientes internas recibidas del sector público	3.000.000
De la República	3.000.000
TOTAL RECURSOS	**22.411.417**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**18.890.369**
GASTOS DE CONSUMO	18.890.369
Remuneraciones	14.371.945
Sueldos, salarios y otras retribuciones	2.446.488
Beneficios y complementos de sueldos y salarios	6.632.493
Aportes patronales	719.039
Prestaciones sociales y otras indemnizaciones	1.239.881
Asistencia socioeconómica	3.314.044
Otros gastos de personal	20.000
Compra de bienes y servicios	4.518.424
Bienes de consumo	1.986.647
Servicios no personales	2.531.777
GASTOS DE CAPITAL	**2.593.424**
INVERSIÓN REAL DIRECTA	2.593.424
Formación bruta de capital Fijo	2.531.216
Maquinaria, equipos y otros bienes muebles	1.333.576
Construcciones de bienes de dominio público	1.197.640
Bienes intangibles	62.208
APLICACIONES FINANCIERAS	**927.624**
DISMINUCIÓN DE PASIVOS	927.624
Disminución de cuentas y efectos por pagar	927.624
Disminución de cuentas y efectos por pagar a mediano y largo plazo	927.624
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	927.624
TOTAL GASTOS	**22.411.417**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113741	Gestión integral del Parque Nacional Archipiélago Los Roques	Servicio Prestado			1.750	10.844.685	1.500.000			12.344.685
TOTAL						**10.844.685**	**1.500.000**			**12.344.685**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	5.974.679	1.500.000			7.474.679
02	Gestión Administrativa	2.592.053				2.592.053
TOTAL		**8.566.732**	**1.500.000**			**10.066.732**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**30**	**48**	**5**	**83**	**2.139.600**	**572.224**	**2.711.824**
Directivo	1	2		3	71.696		71.696
Profesional y Técnico	10	5	3	18	524.992	141.247	666.239
Personal Administrativo	4		2	6	133.776	14.947	148.723
Obrero	15	41		56	1.409.136	416.030	1.825.166
Personal Contratado	**2**	**3**		**5**	**240.000**		**240.000**
Profesional y Técnico	2	3		5	240.000		240.000
TOTAL	32	51	5	88	2.379.600	572.224	2.951.824

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	14.371.945
4.02	Materiales, suministros y mercancías	1.986.647
4.03	Servicios no personales	2.531.777
4.04	Activos reales	2.593.424
4.11	Disminución de pasivos	927.624
	TOTAL	22.411.417

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**22.411.417**
INGRESOS CORRIENTES ORDINARIOS	22.411.417
INGRESOS DE OPERACIÓN	19.411.417
Otros ingresos de operación	19.411.417
TRANSFERENCIAS CORRIENTES	3.000.000
Transferencias corrientes del sector público	3.000.000
Transferencias corrientes internas recibidas del sector público	3.000.000
De la República	3.000.000
Ministerio del Poder Popular para el Ambiente	3.000.000
Recursos Ordinarios	3.000.000
1.2 GASTOS CORRIENTES	**18.890.369**
GASTOS DE CONSUMO	18.890.369
Remuneraciones	14.371.945
Sueldos, salarios y otras retribuciones	2.446.488
Beneficios y complementos de sueldos y salarios	6.632.493
Aportes patronales	719.039
Prestaciones sociales y otras indemnizaciones	1.239.881
Asistencia socioeconómica	3.314.044
Otros gastos de personal	20.000
Compra de bienes y servicios	4.518.424
Bienes de consumo	1.986.647
Servicios no personales	2.531.777
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.521.048**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.521.048**
RECURSOS PROPIOS DE CAPITAL	3.521.048
Ahorro en Cuenta Corriente	3.521.048

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**2.593.424**
INVERSIÓN REAL DIRECTA	2.593.424
Formación bruta de capital Fijo	2.531.216
Maquinaria, equipos y otros bienes muebles	1.333.576
Construcciones de bienes de dominio público	1.197.640
Bienes intangibles	62.208
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**927.624**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**927.624**
SUPERÁVIT FINANCIERO	927.624
3.2 APLICACIONES FINANCIERAS	**927.624**
DISMINUCIÓN DE PASIVOS	927.624
Disminución de cuentas y efectos por pagar	927.624
Disminución de cuentas y efectos por pagar a mediano y largo plazo	927.624
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	927.624

A0324

Fundación de Educación Ambiental

FUNDACIÓN DE EDUCACIÓN AMBIENTAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el año 2012, continuará fortaleciendo la gestión integral de sensibilización, divulgación y promoción del área ambiental, para lo cual contará con un Presupuesto de Ingresos y Gastos por un monto de Bs. 5.681.042, dirigido en su totalidad al proyecto denominado "Educación ambiental, acción liberadora en el ejercicio del poder popular".

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**5.525.042**
INGRESOS CORRIENTES ORDINARIOS	5.525.042
TRANSFERENCIAS CORRIENTES	2.000.000
Transferencias corrientes del sector público	2.000.000
Transferencias corrientes internas recibidas del sector público	2.000.000
De la República	2.000.000
OTROS INGRESOS	3.525.042
Otros ingresos ordinarios	3.525.042
INGRESOS DE CAPITAL	**156.000**
RECURSOS PROPIOS DE CAPITAL	156.000
Incremento de la depreciación y amortización acumuladas	156.000
TOTAL RECURSOS	**5.681.042**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**5.511.016**
GASTOS DE CONSUMO	5.477.116
Remuneraciones	1.624.806
Sueldos, salarios y otras retribuciones	639.286
Beneficios y complementos de sueldos y salarios	573.524
Aportes patronales	103.716
Prestaciones sociales y otras indemnizaciones	174.020
Asistencia socioeconómica	134.260
Compra de bienes y servicios	3.696.310
Bienes de consumo	398.733
Servicios no personales	3.297.577
Depreciación y amortización	156.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	33.900
Al sector privado	33.900
Transferencias corrientes al sector privado	33.900
Directas a personas	33.900
Pensiones y otros beneficios asociados	33.900
GASTOS DE CAPITAL	**160.275**
INVERSIÓN REAL DIRECTA	160.275
Formación bruta de capital Fijo	160.275
Maquinaria, equipos y otros bienes muebles	160.275
APLICACIONES FINANCIERAS	**9.751**
DISMINUCIÓN DE PASIVOS	9.751
Disminución de cuentas y efectos por pagar	9.751
Disminución de cuentas y efectos por pagar a corto plazo	9.751
Disminución de aportes patronales y retenciones laborales por pagar	9.751
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	9.751
TOTAL GASTOS	**5.681.042**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115929	Educación ambiental, acción liberadora en el ejercicio del poder popular	Organización Fortalecida			10	3.681.042	2.000.000			5.681.042
	TOTAL					**3.681.042**	**2.000.000**			**5.681.042**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**5**	**1**		**6**	**248.815**		**248.815**
Directivo	1			1	37.861		37.861
Profesional y Técnico	2			2	49.727		49.727
Personal Administrativo	2	1		3	161.227		161.227
Personal Contratado	**5**	**3**		**8**	**276.054**		**276.054**
Profesional y Técnico	4	2		6	176.400		176.400
Personal Administrativo	1	1		2	99.654		99.654
TOTAL	**10**	**4**		**14**	**524.869**		**524.869**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1**	**1**	**2**	**33.900**
Empleados	1	1	2	33.900
TOTAL	**1**	**1**	**2**	**33.900**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	1.624.806
4.02	Materiales, suministros y mercancías	398.733
4.03	Servicios no personales	3.297.577
4.04	Activos reales	160.275
4.07	Transferencias y donaciones	33.900
4.08	Otros gastos	156.000
4.11	Disminución de pasivos	9.751
	TOTAL	**5.681.042**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**5.525.042**
INGRESOS CORRIENTES ORDINARIOS	5.525.042
TRANSFERENCIAS CORRIENTES	2.000.000
Transferencias corrientes del sector público	2.000.000
Transferencias corrientes internas recibidas del sector público	2.000.000
De la República	2.000.000
Ministerio del Poder Popular para el Ambiente	2.000.000
Recursos Ordinarios	2.000.000
OTROS INGRESOS	3.525.042
Otros ingresos ordinarios	3.525.042
1.2 GASTOS CORRIENTES	**5.511.016**
GASTOS DE CONSUMO	5.477.116
Remuneraciones	1.624.806
Sueldos, salarios y otras retribuciones	639.286
Beneficios y complementos de sueldos y salarios	573.524
Aportes patronales	103.716
Prestaciones sociales y otras indemnizaciones	174.020
Asistencia socioeconómica	134.260
Compra de bienes y servicios	3.696.310
Bienes de consumo	398.733
Servicios no personales	3.297.577
Depreciación y amortización	156.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	33.900
Al sector privado	33.900
Transferencias corrientes al sector privado	33.900
Directas a personas	33.900
Pensiones y otros beneficios asociados	33.900
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**14.026**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**170.026**
RECURSOS PROPIOS DE CAPITAL	170.026
Ahorro en Cuenta Corriente	14.026
Incremento de la depreciación y amortización acumuladas	156.000
2.2 GASTOS DE CAPITAL	**160.275**
INVERSIÓN REAL DIRECTA	160.275
Formación bruta de capital Fijo	160.275
Maquinaria, equipos y otros bienes muebles	160.275
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**9.751**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**9.751**
SUPERÁVIT FINANCIERO	9.751
3.2 APLICACIONES FINANCIERAS	**9.751**
DISMINUCIÓN DE PASIVOS	9.751
Disminución de cuentas y efectos por pagar	9.751
Disminución de cuentas y efectos por pagar a corto plazo	9.751
Disminución de aportes patronales y retenciones laborales por pagar	9.751
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	9.751

A0343

Fundación Laboratorio Nacional de Hidráulica

FUNDACIÓN LABORATORIO NACIONAL DE HIDRÁULICA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación tiene por objetivo, la investigación y el desarrollo en el campo de la ingeniería hidráulica y mecánica de fluidos, la divulgación de nuevos conocimientos en la materia y la formación de personal especializado, por lo que continuará realizando acciones con el propósito de fortalecer la toma de decisiones, para la solución de problemas de índole hidráulica que se presentan a nivel nacional.

Para el ejercicio fiscal 2012 el Presupuesto de Ingresos y Gastos asciende a la cantidad de Bs. 33.101.509, de los cuales Bs. 26.537.397 se destinarán a la ejecución del proyecto y Bs. 6.564.112 a las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**32.676.509**
INGRESOS CORRIENTES ORDINARIOS	32.676.509
INGRESOS DE OPERACIÓN	30.676.509
Otros ingresos de operación	30.676.509
TRANSFERENCIAS CORRIENTES	2.000.000
Transferencias corrientes del sector público	2.000.000
Transferencias corrientes internas recibidas del sector público	2.000.000
De la República	2.000.000
INGRESOS DE CAPITAL	**425.000**
RECURSOS PROPIOS DE CAPITAL	425.000
Incremento de la depreciación y amortización acumuladas	425.000
TOTAL RECURSOS	**33.101.509**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**26.589.766**
GASTOS DE CONSUMO	26.329.149
Remuneraciones	10.176.463
Sueldos, salarios y otras retribuciones	3.380.558
Beneficios y complementos de sueldos y salarios	2.211.630
Aportes patronales	470.376
Prestaciones sociales y otras indemnizaciones	2.909.879
Asistencia socioeconómica	1.204.020
Compra de bienes y servicios	14.432.237
Bienes de consumo	1.270.551
Servicios no personales	13.161.686
Impuestos indirectos	1.295.449
Depreciación y amortización	425.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	260.617
Al sector privado	260.617
Transferencias corrientes al sector privado	260.617
Directas a personas	260.617
Jubilaciones y otros beneficios asociados	260.617
GASTOS DE CAPITAL	**5.974.400**
INVERSIÓN REAL DIRECTA	5.974.400
Formación bruta de capital Fijo	5.974.400
Maquinaria, equipos y otros bienes muebles	5.974.400
APLICACIONES FINANCIERAS	**537.343**
DISMINUCIÓN DE PASIVOS	537.343
Disminución de cuentas y efectos por pagar	537.343
Disminución de cuentas y efectos por pagar a corto plazo	537.343
Disminución de sueldos, salarios y otras remuneraciones por pagar	537.343
TOTAL GASTOS	**33.101.509**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115377	Evaluación de los recursos hídricos en el acceso a los servicios de agua potable y de recolección de aguas servidas	Base de Datos			1	25.537.397	1.000.000			26.537.397
	TOTAL					25.537.397	1.000.000			26.537.397

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	3.560.131	880.000			4.440.131
02	Gestión Administrativa	1.813.364	50.000			1.863.364
03	Previsión y Protección Social	190.617	70.000			260.617
	TOTAL	5.564.112	1.000.000			6.564.112

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**16**	**32**	**3**	**51**	**2.687.628**		**2.687.628**
Directivo	3	9	1	13	1.078.020		1.078.020
Profesional y Técnico	8	10	2	20	1.077.672		1.077.672
Personal Administrativo	3	1		4	170.100		170.100
Obrero	2	12		14	361.836		361.836
Personal Contratado	**4**	**6**	**5**	**15**	**692.930**		**692.930**
Profesional y Técnico	4	6	5	15	692.930		692.930
TOTAL	**20**	**38**	**8**	**66**	**3.380.558**		**3.380.558**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**2**	**7**	**9**	**260.617**
Obreros		5	5	111.696
Empleados	2	2	4	148.921
TOTAL	**2**	**7**	**9**	**260.617**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	10.176.463
4.02	Materiales, suministros y mercancías	1.270.551
4.03	Servicios no personales	14.457.135
4.04	Activos reales	5.974.400
4.07	Transferencias y donaciones	260.617
4.08	Otros gastos	425.000
4.11	Disminución de pasivos	537.343
	TOTAL	**33.101.509**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**32.676.509**
INGRESOS CORRIENTES ORDINARIOS	32.676.509
INGRESOS DE OPERACIÓN	30.676.509
Otros ingresos de operación	30.676.509
TRANSFERENCIAS CORRIENTES	2.000.000
Transferencias corrientes del sector público	2.000.000
Transferencias corrientes internas recibidas del sector público	2.000.000
De la República	2.000.000
Ministerio del Poder Popular para el Ambiente	2.000.000
Recursos Ordinarios	2.000.000
1.2 GASTOS CORRIENTES	**26.589.766**
GASTOS DE CONSUMO	26.329.149
Remuneraciones	10.176.463
Sueldos, salarios y otras retribuciones	3.380.558
Beneficios y complementos de sueldos y salarios	2.211.630
Aportes patronales	470.376
Prestaciones sociales y otras indemnizaciones	2.909.879
Asistencia socioeconómica	1.204.020
Compra de bienes y servicios	14.432.237
Bienes de consumo	1.270.551
Servicios no personales	13.161.686
Impuestos indirectos	1.295.449
Depreciación y amortización	425.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	260.617
Al sector privado	260.617
Transferencias corrientes al sector privado	260.617
Directas a personas	260.617
Jubilaciones y otros beneficios asociados	260.617
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**6.086.743**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**6.511.743**
RECURSOS PROPIOS DE CAPITAL	6.511.743
Ahorro en Cuenta Corriente	6.086.743
Incremento de la depreciación y amortización acumuladas	425.000
2.2 GASTOS DE CAPITAL	**5.974.400**
INVERSIÓN REAL DIRECTA	5.974.400
Formación bruta de capital Fijo	5.974.400
Maquinaria, equipos y otros bienes muebles	5.974.400
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**537.343**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**537.343**
SUPERÁVIT FINANCIERO	537.343
3.2 APLICACIONES FINANCIERAS	**537.343**
DISMINUCIÓN DE PASIVOS	537.343
Disminución de cuentas y efectos por pagar	537.343
Disminución de cuentas y efectos por pagar a corto plazo	537.343
Disminución de sueldos, salarios y otras remuneraciones por pagar	537.343

A0354

Fundación Nacional de Parques Zoológicos y Acuarios

FUNDACIÓN NACIONAL DE PARQUES ZOOLÓGICOS Y ACUARIOS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Fundación Nacional de Parques Zoológicos y Acuarios, coadyuva al mantenimiento de la biodiversidad nacional, estableciendo lineamientos técnicos para la adecuada gestión y funcionamiento en cuanto al manejo de las poblaciones cautivas, a través de la implementación de programas y proyectos de conservación e investigación, dirigidos a la formación y capacitación de las comunidades e incentivando la participación y el sentido de identificación con la fauna autóctona.

La Fundación continuará fomentando el desarrollo de instituciones zoológicas y promocionando alianzas estratégicas con diferentes organizaciones nacionales e internacionales.

El Presupuesto de Ingresos y Gastos para el año 2012 asciende a la cantidad de Bs. 4.403.213, distribuidos Bs. 3.783.554 en los proyectos y Bs. 619.659 en las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**4.168.000**
INGRESOS CORRIENTES ORDINARIOS	4.168.000
INGRESOS DE OPERACIÓN	3.818.000
Otros ingresos de operación	3.818.000
TRANSFERENCIAS CORRIENTES	350.000
Transferencias corrientes del sector público	350.000
Transferencias corrientes internas recibidas del sector público	350.000
De la República	350.000
INGRESOS DE CAPITAL	**34.900**
RECURSOS PROPIOS DE CAPITAL	34.900
Incremento de la depreciación y amortización acumuladas	34.900
FUENTES DE FINANCIAMIENTO	**200.313**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	42.510
Disminución de otros activos financieros	42.510
Disminución de disponibilidades	42.510
Disminución de Bancos	42.510
INCREMENTO DE PASIVOS	157.803
Incremento de cuentas y efectos por pagar	157.803
Incremento de cuentas y efectos por pagar a corto plazo	157.803
Incremento de sueldos, salarios y otras remuneraciones por pagar	46.611
Incremento de aportes patronales y retenciones laborales por pagar	111.192
Seguros Sociales (IVSS)	90.626
Incremento de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	8.170
Incremento de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	12.396
TOTAL RECURSOS	**4.403.213**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**3.928.213**
GASTOS DE CONSUMO	3.928.213
Remuneraciones	1.415.373
Sueldos, salarios y otras retribuciones	1.008.000
Beneficios y complementos de sueldos y salarios	114.650
Aportes patronales	77.202
Prestaciones sociales y otras indemnizaciones	83.800
Asistencia socioeconómica	123.760
Otros gastos de personal	7.961
Compra de bienes y servicios	2.477.940
Bienes de consumo	814.120
Servicios no personales	1.663.820
Depreciación y amortización	34.900
GASTOS DE CAPITAL	**475.000**
INVERSIÓN REAL DIRECTA	475.000
Formación bruta de capital Fijo	475.000
Maquinaria, equipos y otros bienes muebles	475.000
TOTAL GASTOS	**4.403.213**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
36496	Sistema de colecciones de la diversidad biológica en zoológicos, acuarios y otros centros afines	01-01-2007	31-12-2013	2.265.289	1.075.277	1.914.555		5.255.121
107390	Plan nacional de prevención, seguimiento e investigación de pandemias originadas por agentes etiológicos	01-01-2010	31-12-2013	1.429.778	523.605	1.084.617		3.038.000
107432	Centros comunitarios para la conservación ex situ de la diversidad biológica y sus componentes	01-01-2010	31-12-2013	1.858.207	512.905	704.115		3.075.227
115851	Educación para la conservación de la diversidad biológica nacional	01-01-2012	31-12-2013		1.671.767	2.488.233		4.160.000
	TOTAL			**5.553.274**	**3.783.554**	**6.191.520**		**15.528.348**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
36496	Sistema de colecciones de la diversidad biológica en zoológicos, acuarios y otros centros afines	Zoológico			20	1.075.277				1.075.277
107390	Plan nacional de prevención, seguimiento e investigación de pandemias originadas por agentes etiológicos	Proceso			240	523.605				523.605
107432	Centros comunitarios para la conservación ex situ de la diversidad biológica y sus componentes	Centro			24	512.905				512.905
115851	Educación para la conservación de la diversidad biológica nacional	Plan			1	1.671.767				1.671.767
	TOTAL					**3.783.554**				**3.783.554**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	47.056	350.000		157.803	554.859
02	Gestión Administrativa	64.800				64.800
	TOTAL	**111.856**	**350.000**		**157.803**	**619.659**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**2**	**2**	**1**	**5**	**310.800**		**310.800**
Directivo		1		1	90.000		90.000
Profesional y Técnico	1	1	1	3	144.000		144.000
Personal Administrativo	1			1	76.800		76.800
Personal Contratado	**1**	**2**	**25**	**28**	**697.200**		**697.200**
Profesional y Técnico	1		25	26	620.400		620.400
Personal Administrativo		2		2	76.800		76.800
TOTAL	**3**	**4**	**26**	**33**	**1.008.000**		**1.008.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	1.415.373
4.02	Materiales, suministros y mercancías	814.120
4.03	Servicios no personales	1.663.820
4.04	Activos reales	475.000
4.08	Otros gastos	34.900
	TOTAL	**4.403.213**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.168.000**
INGRESOS CORRIENTES ORDINARIOS	4.168.000
INGRESOS DE OPERACIÓN	3.818.000
Otros ingresos de operación	3.818.000
TRANSFERENCIAS CORRIENTES	350.000
Transferencias corrientes del sector público	350.000
Transferencias corrientes internas recibidas del sector público	350.000
De la República	350.000
Ministerio del Poder Popular para el Ambiente	350.000
Recursos Ordinarios	350.000
1.2 GASTOS CORRIENTES	**3.928.213**
GASTOS DE CONSUMO	3.928.213
Remuneraciones	1.415.373
Sueldos, salarios y otras retribuciones	1.008.000
Beneficios y complementos de sueldos y salarios	114.650
Aportes patronales	77.202
Prestaciones sociales y otras indemnizaciones	83.800
Asistencia socioeconómica	123.760
Otros gastos de personal	7.961
Compra de bienes y servicios	2.477.940
Bienes de consumo	814.120
Servicios no personales	1.663.820
Depreciación y amortización	34.900
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**239.787**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**274.687**
RECURSOS PROPIOS DE CAPITAL	274.687
Ahorro en Cuenta Corriente	239.787
Incremento de la depreciación y amortización acumuladas	34.900

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**475.000**
INVERSIÓN REAL DIRECTA	475.000
Formación bruta de capital Fijo	475.000
Maquinaria, equipos y otros bienes muebles	475.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(200.313)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**200.313**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	42.510
Disminución de otros activos financieros	42.510
Disminución de disponibilidades	42.510
Disminución de Bancos	42.510
INCREMENTO DE PASIVOS	157.803
Incremento de cuentas y efectos por pagar	157.803
Incremento de cuentas y efectos por pagar a corto plazo	157.803
Incremento de sueldos, salarios y otras remuneraciones por pagar	46.611
Incremento de aportes patronales y retenciones laborales por pagar	111.192
Incremento de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	90.626
Incremento de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	8.170
Incremento de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	12.396
3.2 APLICACIONES FINANCIERAS	**200.313**
DÉFICIT FINANCIERO	200.313

A0909

Instituto Geográfico de Venezuela "Simón Bolívar"

INSTITUTO GEOGRÁFICO DE VENEZUELA "SIMÓN BOLÍVAR"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Para el ejercicio fiscal 2012 el Instituto Geográfico de Venezuela “Simón Bolívar” continuará impulsando el desarrollo geográfico, cartográfico y catastral del país, como instrumentos necesarios para la toma de decisiones enmarcadas dentro del objetivo estratégico de la nueva geopolítica nacional, en la búsqueda de una distribución espacial de las actividades que satisfagan diversos elementos del desarrollo y contribuyan a alcanzar equilibrios dinámicos entre los factores económicos, sociales, ambientales y políticos; además provee al Estado venezolano, a sus instituciones y al pueblo en general las herramientas necesarias para la generación, actualización y sistematización de registros cartográficos en formato digital e impreso, a los fines de satisfacer necesidades de información territorial y realizar el levantamiento de la información catastral a nivel nacional.

El Presupuesto de Ingresos y Gastos para el año 2012 del Instituto, asciende a la cantidad de Bs. 40.610.131, de los cuales Bs. 13.828.546 se orientarán a las acciones centralizadas y Bs. 26.781.585 se destinaran a la ejecución de los proyectos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**28.000.000**
INGRESOS CORRIENTES ORDINARIOS	28.000.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	6.000.000
Venta de otros bienes y servicios	6.000.000
TRANSFERENCIAS CORRIENTES	22.000.000
Transferencias corrientes del sector público	22.000.000
Transferencias corrientes internas recibidas del sector público	22.000.000
De la República	22.000.000
INGRESOS DE CAPITAL	**61.655**
RECURSOS PROPIOS DE CAPITAL	61.655
Incremento de la depreciación y amortización acumuladas	61.655
FUENTES DE FINANCIAMIENTO	**12.548.476**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.334.209
Disminución de otros activos financieros	2.334.209
Disminución de disponibilidades	2.334.209
Disminución de banco	2.334.209
INCREMENTO DE PASIVOS	10.214.267
Incremento de cuentas y efectos por pagar	10.214.267
Incremento de cuentas y efectos por pagar a corto plazo	10.214.267
Incremento de aportes patronales y retenciones laborales por pagar	6.714.267
Incremento de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	3.000.000
Incremento de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	1.000.000
Incremento de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	714.267
Incremento de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	2.000.000
Incremento de efectos por pagar a proveedores a corto plazo	1.500.000
Incremento de cuentas por pagar a contratistas a corto plazo	2.000.000
TOTAL RECURSOS	**40.610.131**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**36.375.817**
GASTOS DE CONSUMO	35.544.588
Remuneraciones	28.222.360
Sueldos, salarios y otras retribuciones	5.203.736
Beneficios y complementos de sueldos y salarios	13.101.620
Aportes patronales	1.218.964
Prestaciones sociales y otras indemnizaciones	3.595.000
Otros gastos de personal	5.103.040
Compra de bienes y servicios	7.260.573
Bienes de consumo	2.446.236
Servicios no personales	4.814.337
Depreciación y amortización	61.655
TRANSFERENCIAS Y DONACIONES CORRIENTES	831.229
Al sector privado	831.229
Transferencias corrientes al sector privado	831.229
Directas a personas	831.229
Pensiones y otros beneficios asociados	299.608
Jubilaciones y otros beneficios asociados	531.621
GASTOS DE CAPITAL	**2.234.314**
INVERSIÓN REAL DIRECTA	2.234.314
Formación bruta de capital Fijo	2.234.314
Maquinaria, equipos y otros bienes muebles	2.234.314
APLICACIONES FINANCIERAS	**2.000.000**
DISMINUCIÓN DE PASIVOS	2.000.000
Disminución de cuentas y efectos por pagar	2.000.000
Disminución de cuentas y efectos por pagar a corto plazo	2.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.000.000
TOTAL GASTOS	**40.610.131**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
106736	Catastro y determinación de los valores de la tierra	04-01-2010	31-12-2013	56.627.411	12.609.011	23.330.203		92.566.625
107365	Generación y actualización de información geográfica y cartográfica a nivel nacional	04-01-2010	31-12-2013	95.877.002	14.172.574	18.894.054	23.820.305	152.763.935
	TOTAL			**152.504.413**	**26.781.585**	**42.224.257**	**23.820.305**	**245.330.560**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
106736	Catastro y Determinación de los Valores de la Tierra	Municipio			337	7.609.011	5.000.000			12.609.011
107365	Generación y Actualización de Información Geográfica y Cartográfica a Nivel Nacional	Kilómetro Cuadrado			916.445	7.172.574	7.000.000			14.172.574
	TOTAL					**14.781.585**	**12.000.000**			**26.781.585**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	1.000.000	9.190.764			10.190.764
02	Gestión Administrativa	2.197.317	609.236			2.806.553
03	Previsión y Protección Social	631.229	200.000			831.229
	TOTAL	**3.828.546**	**10.000.000**			**13.828.546**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**68**	**156**		**224**	**3.683.736**	**1.850.000**	**5.533.736**
Directivo	10	19		29	822.000	288.000	1.110.000
Profesional y Técnico	28	85		113	1.191.778	520.000	1.711.778
Personal Administrativo	11	9		20	486.222	192.000	678.222
Obrero	19	43		62	1.183.736	850.000	2.033.736
Personal Contratado	**54**	**20**		**74**	**1.500.000**		**1.500.000**
Profesional y Técnico	19	10		29	950.000		950.000
Personal Administrativo	35	10		45	550.000		550.000
TOTAL	**122**	**176**		**298**	**5.183.736**	**1.850.000**	**7.033.736**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**2**	**3**	**5**	**435.325**
Obreros		1	1	29.400
Empleados	2	2	4	405.925
Jubilados	**6**	**8**	**14**	**380.904**
Obreros	1	4	5	216.121
Empleados	5	4	9	164.783
TOTAL	**8**	**11**	**19**	**816.229**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	28.222.360
4.02	Materiales, suministros y mercancías	2.446.236
4.03	Servicios no personales	4.814.337
4.04	Activos reales	2.234.314
4.07	Transferencias y donaciones	831.229
4.08	Otros gastos	61.655
4.11	Disminución de pasivos	2.000.000
	TOTAL	**40.610.131**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**28.000.000**
INGRESOS CORRIENTE ORDINARIO	28.000.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	6.000.000
Venta de otros bienes y servicios	6.000.000
TRANSFERENCIAS CORRIENTES	22.000.000
Transferencias corrientes del sector público	22.000.000
Transferencias corrientes internas recibidas del sector público	22.000.000
De la República	22.000.000
Ministerio del Poder Popular para el Ambiente	22.000.000
Recursos Ordinarios	22.000.000
1.2 GASTOS CORRIENTES	**36.375.817**
GASTOS DE CONSUMO	35.544.588
Remuneraciones	28.222.360
Sueldos, salarios y otras retribuciones	5.203.736
Beneficios y complementos de sueldos y salarios	13.101.620
Aportes patronales	1.218.964
Prestaciones sociales y otras indemnizaciones	3.595.000
Otros gastos de personal	5.103.040
Compra de bienes y servicios	7.260.573
Bienes de consumo	2.446.236
Servicios no personales	4.814.337
Depreciación y amortización	61.655
TRANSFERENCIAS Y DONACIONES CORRIENTES	831.229
Al sector privado	831.229
Transferencias corrientes al sector privado	831.229
Directas a personas	831.229
Pensiones y otros beneficios asociados	299.608
Jubilaciones y otros beneficios asociados	531.621
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(8.375.817)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(8.314.162)**
RECURSOS PROPIOS DE CAPITAL	(8.314.162)
Desahorro en Cuenta Corriente	(8.375.817)
Incremento de la depreciación y amortización acumuladas	61.655
2.2 GASTOS DE CAPITAL	**2.234.314**
INVERSIÓN REAL DIRECTA	2.234.314
Formación bruta de capital Fijo	2.234.314
Maquinaria, equipos y otros bienes muebles	2.234.314
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(10.548.476)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**12.548.476**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.334.209
Disminución de otros activos financieros	2.334.209
Disminución de disponibilidades	2.334.209
Disminución de banco	2.334.209
INCREMENTO DE PASIVOS	10.214.267
Incremento de cuentas y efectos por pagar	10.214.267
Incremento de cuentas y efectos por pagar a corto plazo	10.214.267
Incremento de aportes patronales y retenciones laborales por pagar	6.714.267
Incremento de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	3.000.000
Incremento de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	1.000.000
Incremento de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	714.267
Incremento de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	2.000.000
Incremento de efectos por pagar a proveedores a corto plazo	1.500.000
Incremento de cuentas por pagar a contratistas a corto plazo	2.000.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
3.2 APLICACIONES FINANCIERAS	**12.548.476**
DISMINUCIÓN DE PASIVOS	2.000.000
Disminución de cuentas y efectos por pagar	2.000.000
Disminución de cuentas y efectos por pagar a corto plazo	2.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.000.000
DÉFICIT FINANCIERO	10.548.476

A1314

Instituto Nacional de Meteorología e Hidrología (INAMEH)

INSTITUTO NACIONAL DE METEOROLOGÍA E HIDROLOGÍA (INAMEH)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Nacional de Meteorología e Hidrología (INAMEH), en concordancia con el Plan de Desarrollo Económico y Social de la Nación 2007-2013, se orienta a satisfacer la demanda de información hidrometeorológica que requiere la Nación en su conjunto (Estado, gobiernos regionales y locales, comunidades organizadas, productores y público en general), para los diferentes sectores de actividad (gestión de recursos hídricos, agricultura/agroindustria, salud humana, ordenamiento territorial, etc.), lo cual incluye entre otros tipos de productos y servicios:

- Pronóstico meteorológico para salvaguarda de vidas y bienes.
- Monitoreo meteorológico e hidrológico con fines de alerta temprana.
- Información climática e hidrológica (aguas superficiales y subterráneas), con fines de planificación y apoyo a la toma de decisiones.
- Apoyo en la capacitación sobre temas hidrometeorológicos para usuarios que lo soliciten, incluyendo el fortalecimiento de la cultura hidrometeorológica de las comunidades.

Es política del Instituto para cubrir esta demanda multisectorial y multidisciplinaria, emplear una serie de medios, entre los que se encuentran:

- Boletines de pronóstico meteorológico, avisos y alertas, que se distribuyen a través de la página Web del Instituto y se envían a niveles críticos de decisión (Presidencia de la República, Protección Civil, entre otros).
- Mediciones de instrumentos de alta tecnología (radares meteorológicos, radiosondas), con fines del monitoreo y alerta temprana.
- Datos climáticos, hidrológicos (caudales y niveles) e hidrogeológicos (referidos a acuíferos), a diversos niveles temporales, contenidos en el Banco Nacional de Datos Hidrometeorológicos.
- Simulaciones del comportamiento de la atmósfera (modelos meteorológicos) y de los ríos (modelos hidrológicos), estos productos pueden ser usados tanto para planificación y ordenamiento territorial, a petición de usuarios que así lo requieran, como para el monitoreo y alerta temprana.
- Información procesada a diferentes niveles espaciales y temporales, que pueden prepararse a petición de los usuarios.
- Formación del público a través de foros, charlas, campañas educativas, así como la generación de material impreso de carácter educativo para reforzar la labor formativa, especialmente a nivel de las comunidades.

Para el ejercicio fiscal 2012, el Presupuesto de Ingresos y Gastos se ubica en Bs. 20.107.253, destinados a los proyectos por Bs. 15.101.653 y a las acciones centralizadas por Bs. 5.005.600.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**20.000.000**
INGRESOS CORRIENTES ORDINARIOS	20.000.000
TRANSFERENCIAS CORRIENTES	20.000.000
Transferencias corrientes del sector público	20.000.000
Transferencias corrientes internas recibidas del sector público	20.000.000
De la República	20.000.000
INGRESOS DE CAPITAL	**107.253**
RECURSOS PROPIOS DE CAPITAL	107.253
Incremento de la depreciación y amortización acumuladas	107.253
TOTAL RECURSOS	**20.107.253**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**19.061.246**
GASTOS DE CONSUMO	19.061.246
Remuneraciones	7.921.558
Sueldos, salarios y otras retribuciones	3.223.163
Beneficios y complementos de sueldos y salarios	1.989.250
Aportes patronales	7.463
Prestaciones sociales y otras indemnizaciones	538.297
Asistencia socioeconómica	2.163.385
Compra de bienes y servicios	11.032.435
Bienes de consumo	1.084.060
Servicios no personales	9.948.375
Depreciación y amortización	107.253
GASTOS DE CAPITAL	**1.046.007**
INVERSIÓN REAL DIRECTA	1.046.007
Formación bruta de capital Fijo	1.046.007
Maquinaria, equipos y otros bienes muebles	1.046.007
TOTAL GASTOS	**20.107.253**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
115735	Sistema de generación, monitoreo y pronóstico hidrometeorológico	01-01-2012	31-12-2014		10.264.546	60.092.724	48.286.471	118.643.741
115914	Mitigación de los efectos adversos de los eventos hidrometeorológicos extremos	01-01-2012	31-12-2014		3.596.987	35.610.906	23.181.641	62.389.534
115915	Inclusión de las comunidades en la gestión del INAMEH	01-01-2012	31-12-2014		1.240.120	6.335.926	6.178.944	13.754.990
	TOTAL				**15.101.653**	**102.039.556**	**77.647.056**	**194.788.265**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115735	Sistema de generación, monitoreo y pronóstico hidrometeorológico	Estación			585	32.240	10.232.306			10.264.546
115914	Mitigación de los efectos adversos de los eventos hidrometeorológicos extremos	Estudio			12	44.841	3.552.146			3.596.987
115915	Inclusión de las comunidades en la gestión del INAMEH	Consejo Comunal			36	24.572	1.215.548			1.240.120
	TOTAL					101.653	15.000.000			15.101.653

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		2.430.679			2.430.679
02	Gestión Administrativa	5.600	2.569.321			2.574.921
	TOTAL	5.600	5.000.000			5.005.600

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo		**1**		**1**	**30.250**		**30.250**
Directivo		1		1	30.250		30.250
Personal Contratado	**27**	**137**	**15**	**179**	**3.192.913**		**3.192.913**
Directivo	4	11		15	607.436		607.436
Profesional y Técnico	7	79	12	98	1.397.104		1.397.104
Personal Administrativo	8	38	3	49	1.032.643		1.032.643
Obrero	8	9		17	155.730		155.730
TOTAL	**27**	**138**	**15**	**180**	**3.223.163**		**3.223.163**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	7.921.558
4.02	Materiales, suministros y mercancías	1.084.060
4.03	Servicios no personales	9.948.375
4.04	Activos reales	1.046.007
4.08	Otros gastos	107.253
	TOTAL	**20.107.253**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**20.000.000**
INGRESOS CORRIENTES ORDINARIOS	20.000.000
TRANSFERENCIAS CORRIENTES	20.000.000
Transferencias corrientes del sector público	20.000.000
Transferencias corrientes internas recibidas del sector público	20.000.000
De la República	20.000.000
Ministerio del Poder Popular para el Ambiente	20.000.000
Recursos Ordinarios	20.000.000
1.2 GASTOS CORRIENTES	**19.061.246**
GASTOS DE CONSUMO	19.061.246
Remuneraciones	7.921.558
Sueldos, salarios y otras retribuciones	3.223.163
Beneficios y complementos de sueldos y salarios	1.989.250
Aportes patronales	7.463
Prestaciones sociales y otras indemnizaciones	538.297
Asistencia socioeconómica	2.163.385
Compra de bienes y servicios	11.032.435
Bienes de consumo	1.084.060
Servicios no personales	9.948.375
Depreciación y amortización	107.253
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**938.754**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.046.007**
RECURSOS PROPIOS DE CAPITAL	1.046.007
Ahorro en Cuenta Corriente	938.754
Incremento de la depreciación y amortización acumuladas	107.253
2.2 GASTOS DE CAPITAL	**1.046.007**
INVERSIÓN REAL DIRECTA	1.046.007
Formación bruta de capital Fijo	1.046.007
Maquinaria, equipos y otros bienes muebles	1.046.007
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

25
Procuraduría General de la República

Procuraduría General de la República
A0403 Fundación Procuraduría

A0403

Fundación Procuraduría

FUNDACIÓN PROCURADURÍA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Procuraduría es una Institución del Estado, con personalidad jurídica y patrimonio propio, sometida al control y tutela de la Procuraduría General de la República. Su objetivo principal consiste en capacitar y desarrollar, en el área de la Ciencia Jurídica, a los abogados que presten sus servicios en la Administración Pública Nacional y a aquellos particulares que deseen ampliar sus conocimientos mediante la realización de cursos, talleres, foros, seminarios, simposios y congresos que contribuyan con su perfil integral.

Para el año 2012 la Fundación Procuraduría llevará a cabo el proyecto de Fortalecimiento Profesional Integral con amplio sentido social dirigido a los funcionarios y funcionarias de la Procuraduría General de la República, Administración Pública Nacional y Comunidad Organizada en materia jurídica, técnica y administrativa, cuyo objetivo es el siguiente: garantizar el fortalecimiento profesional integral con amplio sentido social dirigido a los funcionarios y funcionarias de la Procuraduría General de la República, Administración Pública Nacional y comunidad organizada en materia jurídica, técnica y administrativa.

POLITICA DE FINANCIAMIENTO

La autonomía de gestión financiera y presupuestaria de la Fundación Procuraduría, estará bajo el control jerárquico de la Procuraduría General de la República, el cual comprende la realización de eventos de carácter docente y ventas de publicaciones, su presupuesto de ingresos estará constituido por un aporte del Ejecutivo Nacional Bs.705.200.00, venta de publicaciones Bs. 13.000, intereses Bs. 2.000, recursos de capital Bs. 37.200 y recursos financieros derivados de disminuciones de caja Bs 355.300.

POLÍTICA DE GASTOS

La política de gastos está basada en los más estrictos niveles de austeridad sin menoscabar la calidad de los servicios prestados.

POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE

Los objetivos que persigue la Fundación para este ejercicio presupuestario, se plasman en la consecución de las metas distribuidas en las siguientes acciones específicas:

- Fortalecimiento profesional integral de los abogados, de la Procuraduría General de la República.
- Adiestramiento de los funcionarios de la Procuraduría General de la República y de la Administración Pública Nacional.
- Capacitación, política, social y jurídica a las comunidades en sus distintas formas de organización.
- Articulación de convenios operativos y académicos con universidades de la República Bolivariana de Venezuela.
- Articulación de acción con las misiones del Gobierno Nacional Bolivariano.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**720.200**
INGRESOS CORRIENTES ORDINARIOS	720.200
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	13.000
Venta de otros bienes y servicios	13.000
INGRESOS DE LA PROPIEDAD	2.000
Intereses	2.000
Intereses internos	2.000
Intereses por depósitos	2.000
TRANSFERENCIAS CORRIENTES	705.200
Transferencias corrientes del sector público	705.200
Transferencias corrientes internas recibidas del sector público	705.200
De la República	705.200
INGRESOS DE CAPITAL	**37.200**
RECURSOS PROPIOS DE CAPITAL	37.200
Incremento de la depreciación y amortización acumuladas	37.200
FUENTES DE FINANCIAMIENTO	**355.300**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	355.300
Disminución de otros activos financieros	355.300
Disminución de disponibilidades	355.300
Disminución de caja	355.300
TOTAL RECURSOS	**1.112.700**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**1.039.200**
GASTOS DE CONSUMO	979.200
Remuneraciones	60.000
Sueldos, salarios y otras retribuciones	60.000
Compra de bienes y servicios	773.000
Bienes de consumo	317.500
Servicios no personales	455.500
Impuestos indirectos	109.000
Depreciación y amortización	37.200
TRANSFERENCIAS Y DONACIONES CORRIENTES	60.000
Al sector privado	60.000
Donaciones corrientes al sector privado	60.000
Donaciones a personas	60.000
GASTOS DE CAPITAL	**73.500**
INVERSIÓN REAL DIRECTA	73.500
Formación bruta de capital Fijo	73.500
Maquinaria, equipos y otros bienes muebles	73.500
TOTAL GASTOS	**1.112.700**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115880	Fortalecimiento profesional integral con amplio sentido social dirigido a los funcionarios y funcionarias de la Procuraduría General de la República, Administración Pública Nacional y Comunidad Organizada en materia jurídica, técnica y administrativa y social.	Taller / Curso			48	407.500	705.200			1.112.700
	TOTAL					407.500	705.200			1.112.700

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**2**	**1**		**3**	**60.000**		**60.000**
Profesional y Técnico	1			1	20.000		20.000
Personal Docente	1	1		2	40.000		40.000
TOTAL	**2**	**1**		**3**	**60.000**		**60.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	60.000
4.02	Materiales, suministros y mercancías	317.500
4.03	Servicios no personales	564.500
4.04	Activos reales	73.500
4.07	Transferencias y donaciones	60.000
4.08	Otros gastos	37.200
	TOTAL	**1.112.700**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**720.200**
INGRESOS CORRIENTES ORDINARIOS	720.200
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	13.000
Venta de otros bienes y servicios	13.000
INGRESOS DE LA PROPIEDAD	2.000
Intereses	2.000
Intereses internos	2.000
Intereses por depósitos	2.000
TRANSFERENCIAS CORRIENTES	705.200
Transferencias corrientes del sector público	705.200
Transferencias corrientes internas recibidas del sector público	705.200
De la República	705.200
Recursos Ordinarios	705.200
1.2 GASTOS CORRIENTES	**1.039.200**
GASTOS DE CONSUMO	979.200
Remuneraciones	60.000
Sueldos, salarios y otras retribuciones	60.000
Compra de bienes y servicios	773.000
Bienes de consumo	317.500
Servicios no personales	455.500
Impuestos indirectos	109.000
Depreciación y amortización	37.200
TRANSFERENCIAS Y DONACIONES CORRIENTES	60.000
Al sector privado	60.000
Donaciones corrientes al sector privado	60.000
Donaciones a personas	60.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(319.000)**

II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(281.800)**
RECURSOS PROPIOS DE CAPITAL	(281.800)
Desahorro en Cuenta Corriente	(319.000)
Incremento de la depreciación y amortización acumuladas	37.200
2.2 GASTOS DE CAPITAL	**73.500**
INVERSIÓN REAL DIRECTA	73.500
Formación bruta de capital Fijo	73.500
Maquinaria, equipos y otros bienes muebles	73.500
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(355.300)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**355.300**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	355.300
Disminución de otros activos financieros	355.300
Disminución de disponibilidades	355.300
Disminución de caja	355.300
3.2 APLICACIONES FINANCIERAS	**355.300**
DÉFICIT FINANCIERO	355.300

21
Tribunal Supremo de Justicia

A0475

Fundación Gaceta Forense

FUNDACIÓN GACETA FORENSE

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Gaceta Forense está destinada a la administración y soporte del Sistema de Información Documental del Tribunal Supremo de Justicia, y a la edición y publicación de libros del Fondo Editorial de éste Alto Tribunal.

La función de edición y publicación es fundamental para la difusión de la normativa legal que afecta al pueblo en general y posibilita la comprensión de los criterios que orientan la función judicial, principal razón de ser del Poder Judicial.

El incremento sostenido de la demanda de publicaciones del Fondo Editorial, impone la necesidad de fortalecimiento de la estructura de apoyo editorial y administrativo, lo que permitirá en primer lugar, diversificar sus colecciones, y en segundo lugar, promover la edición popular de normativa legal; consolidando a la Fundación Gaceta Forense como un fondo editorial del Tribunal Supremo de Justicia.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**2.372.515**
INGRESOS CORRIENTES ORDINARIOS	2.372.515
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	635.178
Venta de otros bienes y servicios	635.178
TRANSFERENCIAS CORRIENTES	1.644.605
Transferencias corrientes del sector público	1.644.605
Transferencias corrientes internas recibidas del sector público	1.644.605
De la República	1.644.605
OTROS INGRESOS	92.732
Otros ingresos ordinarios	92.732
TOTAL RECURSOS	**2.372.515**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**1.644.605**
GASTOS DE CONSUMO	1.282.345
Remuneraciones	500.040
Sueldos, salarios y otras retribuciones	263.178
Beneficios y complementos de sueldos y salarios	221.882
Aportes patronales	14.980
Compra de bienes y servicios	782.305
Servicios no personales	782.305
TRANSFERENCIAS Y DONACIONES CORRIENTES	362.260
Al sector privado	362.260
Transferencias corrientes al sector privado	362.260
Directas a personas	362.260
Jubilaciones y otros beneficios asociados	362.260
APLICACIONES FINANCIERAS	**727.910**
INVERSIÓN FINANCIERA	727.910
Incremento de otros activos financieros	727.910
Incremento de disponibilidades	727.910
Incremento de bancos	727.910
TOTAL GASTOS	**2.372.515**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115020	Consolidar el Sistema de Información Documental del Tribunal Supremo de Justicia	Publicación / Suscripción			10.000	727.910	1.644.605			2.372.515
TOTAL						727.910	1.644.605			2.372.515

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo		**1**		**1**	**263.178**		**263.178**
Profesional y Técnico		1		1	263.178		263.178
TOTAL		**1**		**1**	**263.178**		**263.178**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**3**		**3**	**362.260**
Empleados	3		3	362.260
TOTAL	**3**		**3**	**362.260**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	500.040
4.03	Servicios no personales	782.305
4.05	Activos financieros	727.910
4.07	Transferencias y donaciones	362.260
	TOTAL	**2.372.515**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.372.515**
INGRESOS CORRIENTES ORDINARIOS	2.372.515
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	635.178
Venta de otros bienes y servicios	635.178
TRANSFERENCIAS CORRIENTES	1.644.605
Transferencias corrientes del sector público	1.644.605
Transferencias corrientes internas recibidas del sector público	1.644.605
De la República	1.644.605
Recursos Ordinarios	1.644.605
OTROS INGRESOS	92.732
Otros ingresos ordinarios	92.732
1.2 GASTOS CORRIENTES	**1.644.605**
GASTOS DE CONSUMO	1.282.345
Remuneraciones	500.040
Sueldos, salarios y otras retribuciones	263.178
Beneficios y complementos de sueldos y salarios	221.882
Aportes patronales	14.980
Compra de bienes y servicios	782.305
Servicios no personales	782.305
TRANSFERENCIAS Y DONACIONES CORRIENTES	362.260
Al sector privado	362.260
Transferencias corrientes al sector privado	362.260
Directas a personas	362.260
Jubilaciones y otros beneficios asociados	362.260
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**727.910**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**727.910**
RECURSOS PROPIOS DE CAPITAL	727.910
Ahorro en Cuenta Corriente	727.910
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**727.910**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**727.910**
SUPERÁVIT FINANCIERO	727.910
3.2 APLICACIONES FINANCIERAS	**727.910**
INVERSIÓN FINANCIERA	727.910
Incremento de otros activos financieros	727.910
Incremento de disponibilidades	727.910
Incremento de bancos	727.910

26
Ministerio del Poder Popular para Relaciones Interiores y Justicia

Ministerio del Poder Popular para Relaciones Interiores y Justicia

A0054 Instituto Autónomo de Previsión Social del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas
A0145 Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganíqueles
A0220 Servicio Nacional de Administración y Enajenación de Bienes Asegurados o Incautados, Confiscados y Decomisados
A0229 Fundación Venezolana para la Prevención y Tratamiento del Consumo de Drogas (FUNDAPRET)
A0236 Fondo Nacional de Bomberos y Bomberas y Administración de Emergencias de Carácter Civil
A0423 Fundación Misión Identidad
A0498 Fundación para la Asistencia Social de la Policía Metropolitana (FUNDAPOL)
A0940 Instituto Nacional de Transporte Terrestre (INTT)
A1303 Servicio Autónomo de Registros y Notarías (SAREN)
A1342 Servicio Administrativo de Identificación, Migración y Extranjería (SAIME)
A1355 Fondo Nacional Antidrogas
A1358 Universidad Nacional Experimental de la Seguridad (UNES)
A1605 Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (FASMIJ)

A0054

Instituto Autónomo de Previsión Social del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas

INSTITUTO AUTÓNOMO DE PREVISIÓN SOCIAL DEL CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Autónomo de Previsión Social del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas (IPSOPOL), continuará garantizando el derecho que tienen los funcionarios jubilados y activos del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas de acceder a la seguridad social, promoviendo los servicios y sistemas que redunden en beneficios económicos y sociales de sus afiliados y familiares, tales como salud, educación, protección en contingencias de maternidad, enfermedad, invalidez y muerte. Así como administrar de manera eficiente los recursos materiales y financieros del fondo de jubilaciones y pensiones.

En tal sentido, el Instituto presenta las atribuciones siguientes:

- Proporcionar asistencia y protección a los funcionarios activos y jubilados del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas.
- Administrar eficientemente el fondo de jubilaciones y pensiones.
- Pronunciarse en torno a la procedencia del otorgamiento de pensiones de sobrevivientes, entre otras.
- Asistir a los funcionarios a través de la contratación de pólizas H.C.M y servicios funerarios.
- Atender las necesidades médicas de los funcionarios activos y jubilados, a través de convenios de atención médica en el interior del país.
- Buscar soluciones y prestar servicios educativos (planes de libre escolaridad a nivel nacional)
- Prestar asistencia psico-social.
- Efectuar el pago puntual de jubilaciones y pensiones.

En consecuencia, IPSOPOL en el año 2012 prestará un servicio eficiente y confiable que le permita desempeñarse como administrador del fondo de jubilaciones y pensiones, sin perder el carácter y la naturaleza para lo que fue creado: brindar un servicio eficiente a todos los funcionarios jubilados y activos del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**142.185.382**
INGRESOS CORRIENTES ORDINARIOS	142.185.382
INGRESOS NO TRIBUTARIOS	24.284.289
Ingresos por aportes y contribuciones a la seguridad social	24.284.289
INGRESOS DE LA PROPIEDAD	5.295.354
Intereses	5.295.354
Intereses internos	5.295.354
Intereses por depósitos	5.295.354
TRANSFERENCIAS CORRIENTES	112.220.175
Transferencias corrientes del sector público	112.220.175
Transferencias corrientes internas recibidas del sector público	112.220.175
De la República	112.220.175
OTROS INGRESOS	385.564
Otros ingresos ordinarios	385.564
INGRESOS DE CAPITAL	**2.003.663**
RECURSOS PROPIOS DE CAPITAL	2.003.663
Incremento de la depreciación y amortización acumuladas	2.003.663
TOTAL RECURSOS	**144.189.045**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**129.826.555**
GASTOS DE CONSUMO	16.056.380
Remuneraciones	7.208.592
Sueldos, salarios y otras retribuciones	4.056.722
Beneficios y complementos de sueldos y salarios	1.909.123
Aportes patronales	290.332
Prestaciones sociales y otras indemnizaciones	717.915
Asistencia socioeconómica	234.500
Compra de bienes y servicios	6.163.885
Bienes de consumo	2.302.246
Servicios no personales	3.861.639
Impuestos indirectos	680.240
Depreciación y amortización	2.003.663
TRANSFERENCIAS Y DONACIONES CORRIENTES	113.770.175
Al sector privado	112.220.175
Transferencias corrientes al sector privado	112.220.175
Directas a personas	112.220.175
Pensiones y otros beneficios asociados	28.634.900
Jubilaciones y otros beneficios asociados	83.585.275
Al sector público	1.550.000
Transferencias corrientes al sector público	750.000
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	750.000
Donaciones corrientes al sector público	800.000
A los entes descentralizados sin fines empresariales	800.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS DE CAPITAL	**3.266.692**
INVERSIÓN REAL DIRECTA	3.266.692
Formación bruta de capital Fijo	3.166.692
Maquinaria, equipos y otros bienes muebles	1.510.000
Construcciones de bienes de dominio privado	1.656.692
Bienes intangibles	100.000
APLICACIONES FINANCIERAS	**11.095.798**
INVERSIÓN FINANCIERA	11.095.798
Incremento de otros activos financieros	11.095.798
Incremento de disponibilidades	11.095.798
Incremento de inversiones temporales	11.095.798
TOTAL GASTOS	**144.189.045**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116256	Consolidar el sistema de Beneficios socieconómicos para el bienestar del Personal Activo y Pasivo del CICPC	Pensión y Jubilación Otorgada			4.522	31.968.870	112.220.175			144.189.045
	TOTAL					31.968.870	112.220.175			144.189.045

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**70**	**4**	**4**	**78**	**2.505.000**		**2.505.000**
Profesional y Técnico	22	4		26	1.278.826		1.278.826
Personal Administrativo	48		4	52	1.226.174		1.226.174
TOTAL	**70**	**4**	**4**	**78**	**2.505.000**		**2.505.000**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionado	**680**	**629**	**1.309**	**28.634.900**
Empleado	680	629	1.309	28.634.900
Jubilado	**1.592**	**1.621**	**3.213**	**83.585.275**
Empleado	1.592	1.621	3.213	83.585.275
TOTAL	**2.272**	**2.250**	**4.522**	**112.220.175**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	7.208.592
4.02	Materiales, suministros y mercancías	2.302.246
4.03	Servicios no personales	4.541.879
4.04	Activos reales	3.266.692
4.05	Activos financieros	11.095.798
4.07	Transferencias y donaciones	113.770.175
4.08	Otros gastos	2.003.663
	TOTAL	**144.189.045**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**142.185.382**
INGRESOS CORRIENTES ORDINARIOS	142.185.382
INGRESOS NO TRIBUTARIOS	**24.284.289**
INGRESOS NO TRIBUTARIOS	24.284.289
Ingresos por aportes y contribuciones a la seguridad social	24.284.289
INGRESOS DE LA PROPIEDAD	5.295.354
Intereses	5.295.354
Intereses internos	5.295.354
Intereses por depósitos	5.295.354
TRANSFERENCIAS CORRIENTES	112.220.175
Transferencias corrientes del sector público	112.220.175
Transferencias corrientes internas recibidas del sector público	112.220.175
De la República	112.220.175
Recursos Ordinarios	112.220.175
OTROS INGRESOS	385.564
Otros ingresos ordinarios	385.564
1.2 GASTOS CORRIENTES	**129.826.555**
GASTOS DE CONSUMO	16.056.380
Remuneraciones	7.208.592
Sueldos, salarios y otras retribuciones	4.056.722
Beneficios y complementos de sueldos y salarios	1.909.123
Aportes patronales	290.332
Prestaciones sociales y otras indemnizaciones	717.915
Asistencia socioeconómica	234.500
Compra de bienes y servicios	6.163.885
Bienes de consumo	2.302.246
Servicios no personales	3.861.639
Impuestos indirectos	680.240
Depreciación y amortización	2.003.663

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
TRANSFERENCIAS Y DONACIONES CORRIENTES	113.770.175
Al sector privado	112.220.175
Transferencias corrientes al sector privado	112.220.175
Directas a personas	112.220.175
Pensiones y otros beneficios asociados	28.634.900
Jubilaciones y otros beneficios asociados	83.585.275
Al sector público	1.550.000
Transferencias corrientes al sector público	750.000
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	750.000
Donaciones corrientes al sector público	800.000
A los entes descentralizados sin fines empresariales	800.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**12.358.827**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**14.362.490**
RECURSOS PROPIOS DE CAPITAL	14.362.490
Ahorro en Cuenta Corriente	12.358.827
Incremento de la depreciación y amortización acumuladas	2.003.663
2.2 GASTOS DE CAPITAL	**3.266.692**
INVERSIÓN REAL DIRECTA	3.266.692
Formación bruta de capital Fijo	3.166.692
Maquinaria, equipos y otros bienes muebles	1.510.000
Construcciones de bienes de dominio privado	1.656.692
Bienes intangibles	100.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**11.095.798**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**11.095.798**
SUPERÁVIT FINANCIERO	11.095.798
3.2 APLICACIONES FINANCIERAS	**11.095.798**
INVERSIÓN FINANCIERA	11.095.798
Incremento de otros activos financieros	11.095.798
Incremento de disponibilidades	11.095.798
Incremento de inversiones temporales	11.095.798

A0145

Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganíqueles

COMISIÓN NACIONAL DE CASINOS, SALAS DE BINGO Y MÁQUINAS TRAGANÍQUELES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganíqueles es un órgano desconcentrado adscrito al Ministerio del Poder Popular para Relaciones Interiores y Justicia, con autonomía funcional en materia de juegos lícitos de envite y azar, responsable de la concesión de licencias de instalación y funcionamiento, el control, supervisión, fiscalización y recaudación de tributos, derivada de los juegos de envite y azar que se realizan en estos establecimientos.

Para el ejercicio económico 2012, se prevé seguir contribuyendo con la erradicación progresiva de la proliferación del juego ilegal en bingos públicos y clandestinos en todo el territorio nacional, con el fin de proteger a las comunidades y a los usuarios, estimulando igualmente su participación como actores principales, al involucrarlas en el control de esta actividad, a través de la formulación de denuncias ante los órganos de seguridad del Estado, por la presunta perpetración de delitos y demás ilícitos.

Los ingresos del ente provendrán en su totalidad de las Contribuciones Especiales que deben cancelar las licenciatarias, los cuales son destinados para el financiamiento de los gastos, a fin de asegurar su adecuada operatividad, bajo la premisa de la racionalización, invirtiendo en las áreas a fortalecer, con la finalidad de lograr sus objetivos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**3.678.372**
INGRESOS CORRIENTES ORDINARIOS	3.678.372
TRANSFERENCIAS CORRIENTES	3.096.158
Transferencias corrientes del sector público	3.096.158
Transferencias corrientes internas recibidas del sector público	3.096.158
De la República	3.096.158
OTROS INGRESOS	582.214
Otros ingresos ordinarios	582.214
INGRESOS DE CAPITAL	**54.000**
RECURSOS PROPIOS DE CAPITAL	54.000
Incremento de la depreciación y amortización acumuladas	54.000
FUENTES DE FINANCIAMIENTO	**621.393**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	621.393
Disminución de otros activos financieros	621.393
Disminución de disponibilidades	621.393
Disminución de Bancos	621.393
TOTAL RECURSOS	**4.353.765**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**4.002.515**
GASTOS DE CONSUMO	4.002.515
Remuneraciones	3.221.652
Sueldos, salarios y otras retribuciones	494.892
Beneficios y complementos de sueldos y salarios	1.461.604
Prestaciones sociales y otras indemnizaciones	1.211.320
Asistencia socioeconómica	53.836
Compra de bienes y servicios	643.324
Bienes de consumo	242.116
Servicios no personales	401.208
Impuestos indirectos	83.539
Depreciación y amortización	54.000
APLICACIONES FINANCIERAS	**351.250**
DISMINUCIÓN DE PASIVOS	351.250
Disminución de cuentas y efectos por pagar	351.250
Disminución de cuentas y efectos por pagar a corto plazo	110.850
Disminución cuentas por pagar a proveedores a corto plazo	110.850
Disminución de otras cuentas y efectos por pagar	240.400
Disminución de otras cuentas por pagar a corto plazo	240.400
TOTAL GASTOS	**4.353.765**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116247	Regulación y control de los casinos, salas de bingo y maquinas traganíqueles	Inspección / Fiscalización			5	282.214	1.761.960			2.044.174
	TOTAL					282.214	1.761.960			2.044.174

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	108.022	1.334.198			1.442.220
02	Gestión Administrativa	867.371				867.371
	TOTAL	975.393	1.334.198			2.309.591

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**49**	**59**		**108**	**423.580**		**423.580**
Alto Nivel y de Dirección		1		1	5.374		5.374
Directivo	16	9		25	107.670		107.670
Profesional y Técnico	17	27		44	187.652		187.652
Personal Administrativo	16	20		36	116.186		116.186
Obrero		2		2	6.698		6.698
Personal Contratado	**1**	**2**	**3**	**6**	**30.788**		**30.788**
Profesional y Técnico	1	2	3	6	30.788		30.788
TOTAL	50	61	3	114	454.368		454.368

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	3.221.652
4.02	Materiales, suministros y mercancías	242.116
4.03	Servicios no personales	484.747
4.08	Otros gastos	54.000
4.11	Disminución de pasivos	351.250
	TOTAL	**4.353.765**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.678.372**
INGRESOS CORRIENTES ORDINARIOS	3.678.372
TRANSFERENCIAS CORRIENTES	3.096.158
Transferencias corrientes del sector público	3.096.158
Transferencias corrientes internas recibidas del sector público	3.096.158
De la República	3.096.158
Recursos Ordinarios	3.096.158
OTROS INGRESOS	582.214
Otros ingresos ordinarios	582.214
1.2 GASTOS CORRIENTES	**4.002.515**
GASTOS DE CONSUMO	4.002.515
Remuneraciones	3.221.652
Sueldos, salarios y otras retribuciones	494.892
Beneficios y complementos de sueldos y salarios	1.461.604
Prestaciones sociales y otras indemnizaciones	1.211.320
Asistencia socioeconómica	53.836
Compra de bienes y servicios	643.324
Bienes de consumo	242.116
Servicios no personales	401.208
Impuestos indirectos	83.539
Depreciación y amortización	54.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(324.143)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(270.143)**
RECURSOS PROPIOS DE CAPITAL	(270.143)
Desahorro en Cuenta Corriente	(324.143)
Incremento de la depreciación y amortización acumuladas	54.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(270.143)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**621.393**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	621.393
Disminución de otros activos financieros	621.393
Disminución de disponibilidades	621.393
Disminución de Bancos	621.393
3.2 APLICACIONES FINANCIERAS	**621.393**
DISMINUCIÓN DE PASIVOS	351.250
Disminución de cuentas y efectos por pagar	351.250
Disminución de cuentas y efectos por pagar a corto plazo	110.850
Disminución cuentas por pagar a proveedores a corto plazo	110.850
Disminución de otras cuentas y efectos por pagar	240.400
Disminución de otras cuentas por pagar a corto plazo	240.400
DÉFICIT FINANCIERO	270.143

A0220

Servicio Nacional de Administración y Enajenación de Bienes Asegurados o Incautados, Confiscados y Decomisados

SERVICIO NACIONAL DE ADMINISTRACIÓN Y ENAJENACIÓN DE BIENES ASEGURADOS O INCAUTADOS, CONFISCADOS Y DECOMISADOS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Mediante Decreto Nº 8.013 del 25 de enero de 2011, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 39.602 del 6 de enero de 2011, se crea el Servicio Nacional de Administración y Enajenación de Bienes Asegurados o Incautados, Confiscados y Decomisados (SNB), servicio desconcentrado especializado, sin personalidad jurídica, dependiente de la Oficina Nacional Antidrogas, con autonomía técnica y capacidad de gestión administrativa, operativa, presupuestaria, financiera y de disposición, el cual se regirá por la Ley Orgánica de Drogas, el mencionado Decreto y sus Reglamentos.

Le corresponde al SNB, ser el órgano encargado de la planificación, organización, funcionamiento, administración, disposición, liquidación, enajenación, custodia, inspección, vigilancia, procedimientos y control dentro y fuera del país, sobre los bienes muebles e inmuebles, capitales, naves y aeronaves, vehículos automotores, obras de arte y joyas, semovientes, activos y haberes bancarios, acciones y derechos asignados por los tribunales penales del país, conforme a la ley que regula la materia de drogas, sin perjuicio de otros bienes, derechos y acciones que conforme a su competencia o se le atribuyan.

Considerando los impactos de los lineamientos del Plan del Desarrollo Económico y Social de la Nación para el período 2007-2013, el Plan Nacional Antidrogas 2009-2013, y las estimaciones propias del SNB de las activaciones que originarán los tribunales penales del país, se estimó el Presupuesto de Gastos para el periodo de 2012, el cual continuará con la Estructura Presupuestaria conformada por dos Acciones Centralizadas y un Proyecto: "Optimización de la administración, enajenación, disposición, manejo y custodia de fondos y bienes asignados por los tribunales penales del país" con cuatros acciones especificas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**68.375.000**
INGRESOS CORRIENTES ORDINARIOS	68.375.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	55.000.000
Venta de otros bienes y servicios	55.000.000
INGRESOS DE LA PROPIEDAD	1.375.000
Intereses	1.375.000
Intereses internos	1.375.000
Intereses por depósitos	1.375.000
TRANSFERENCIAS CORRIENTES	3.000.000
Transferencias corrientes del sector público	3.000.000
Transferencias corrientes internas recibidas del sector público	3.000.000
De la República	3.000.000
OTROS INGRESOS	9.000.000
Otros ingresos ordinarios	9.000.000
TOTAL RECURSOS	**68.375.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**62.576.294**
GASTOS DE CONSUMO	41.576.294
Remuneraciones	32.714.287
Sueldos, salarios y otras retribuciones	15.043.235
Beneficios y complementos de sueldos y salarios	6.254.608
Aportes patronales	2.008.817
Prestaciones sociales y otras indemnizaciones	3.243.351
Asistencia socioeconómica	6.164.276
Compra de bienes y servicios	8.077.503
Bienes de consumo	1.092.780
Servicios no personales	6.984.723
Impuestos indirectos	784.504
TRANSFERENCIAS Y DONACIONES CORRIENTES	21.000.000
Al sector público	21.000.000
Transferencias corrientes al sector público	21.000.000
A los entes descentralizados sin fines empresariales para sus gastos	21.000.000
APLICACIONES FINANCIERAS	**5.798.706**
INVERSIÓN FINANCIERA	5.798.706
Incremento de otros activos financieros	5.798.706
Incremento de disponibilidades	5.798.706
Incremento de bancos	5.798.706
TOTAL GASTOS	**68.375.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116272	Optimización de la administración, enajenación, disposición, manejo y custodia de fondos y bienes provenientes de los delitos de drogas asignados por los tribunales penales del país.	Sistema de Funcionamiento			1	47.518.988	1.494.985			49.013.973
TOTAL						47.518.988	1.494.985			49.013.973

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	9.984.365	842.808			10.827.173
02	Gestión Administrativa	7.871.647	662.207			8.533.854
TOTAL		17.856.012	1.505.015			19.361.027

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**35**	**34**		**69**	**1.976.771**		**1.976.771**
Directivo	4	7		11	234.180		234.180
Profesional y Técnico	27	24		51	1.612.541		1.612.541
Obrero	4	3		7	130.050		130.050
Personal Contratado	**50**	**49**		**99**	**2.657.497**		**2.657.497**
Profesional y Técnico	50	49		99	2.657.497		2.657.497
TOTAL	**85**	**83**		**168**	**4.634.268**		**4.634.268**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	32.714.287
4.02	Materiales, suministros y mercancías	1.092.780
4.03	Servicios no personales	7.769.227
4.05	Activos financieros	5.798.706
4.07	Transferencias y donaciones	21.000.000
	TOTAL	**68.375.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**68.375.000**
INGRESOS CORRIENTES ORDINARIOS	68.375.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	55.000.000
Venta de otros bienes y servicios	55.000.000
INGRESOS DE LA PROPIEDAD	1.375.000
Intereses	1.375.000
Intereses internos	1.375.000
Intereses por depósitos	1.375.000
TRANSFERENCIAS CORRIENTES	3.000.000
Transferencias corrientes del sector público	3.000.000
Transferencias corrientes internas recibidas del sector público	3.000.000
De la República	3.000.000
Recursos Ordinarios	3.000.000
OTROS INGRESOS	9.000.000
Otros ingresos ordinarios	9.000.000
1.2 GASTOS CORRIENTES	**62.576.294**
GASTOS DE CONSUMO	41.576.294
Remuneraciones	32.714.287
Sueldos, salarios y otras retribuciones	15.043.235
Beneficios y complementos de sueldos y salarios	6.254.608
Aportes patronales	2.008.817
Prestaciones sociales y otras indemnizaciones	3.243.351
Asistencia socioeconómica	6.164.276
Compra de bienes y servicios	8.077.503
Bienes de consumo	1.092.780
Servicios no personales	6.984.723

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Impuestos indirectos	784.504
TRANSFERENCIAS Y DONACIONES CORRIENTES	21.000.000
Al sector público	21.000.000
Transferencias corrientes al sector público	21.000.000
A los entes descentralizados sin fines empresariales para sus gastos	21.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**5.798.706**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.798.706**
RECURSOS PROPIOS DE CAPITAL	5.798.706
Ahorro en Cuenta Corriente	5.798.706
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**5.798.706**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**5.798.706**
SUPERÁVIT FINANCIERO	5.798.706
3.2 APLICACIONES FINANCIERAS	**5.798.706**
INVERSIÓN FINANCIERA	5.798.706
Incremento de otros activos financieros	5.798.706
Incremento de disponibilidades	5.798.706
Incremento de bancos	5.798.706

A0229

Fundación Venezolana para la Prevención y Tratamiento del Consumo de Drogas (FUNDAPRET)

FUNDACIÓN VENEZOLANA PARA LA PREVENCIÓN Y TRATAMIENTO DEL CONSUMO DE DROGAS (FUNDAPRET)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Venezolana para la Prevención y Tratamiento del Consumo de Drogas (FUNDAPRET) tiene como misión contribuir con el fortalecimiento de los planes desarrollados por la Oficina Nacional Antidrogas en relación con la prevención integral que abarque el área social, tratamiento, rehabilitación y reincorporación de los pacientes víctimas de la drogadicción, así como de seguridad y defensa en el ámbito de control de tráfico ilícito de sustancias estupefacientes y psicotrópicas.

En virtud de la relevancia de sus funciones, FUNDAPRET requiere la asignación de recursos presupuestarios para desarrollar proyectos dirigidos a la prevención y protección social de niños, niñas, jóvenes, adolescentes, adultos y discapacitados, así como el apoyo en la donación a diferentes organismos de tecnología de punta, equipos automotores, marítimos, aéreos y terrestres, así como la implementación de talleres, cursos, charlas, encuentros, conferencias, seminarios y actividades recreativas y deportivas, dirigidas a la prevención del consumo de drogas.

Su financiamiento lo obtendrá de los aportes ordinarios provenientes de la Ley de Presupuesto y los extraordinarios, que le sean asignados por el órgano de adscripción. Los bienes, derechos y acciones de cualquier naturaleza que le sean transferidos, adscritos o asignados por el Ejecutivo Nacional. Los bienes e ingresos de su gestión, cuya administración se efectuará de conformidad con la legislación correspondiente, referida a estatutos y la normativa aplicable a las fundaciones del Estado; las donaciones, legados, aportes, subvenciones y demás liberaciones que reciba de personas naturales y jurídicas, nacionales e internacionales, de carácter público o privado, previa autorización del Ministerio del Poder Popular para Relaciones Interiores y Justicia. Los bienes o ingresos propios que obtengan por colocaciones e inversiones lícitas, financieras y económicas. Los beneficios que obtengan en la gestión de los programas de financiamiento e inversión dirigidos a las políticas de prevención, tratamiento, rehabilitación y reinserción promovidas por la Oficina Nacional Antidrogas (ONA). Otros aportes, ingresos o bienes que se destinen al cumplimiento de su objeto adquiridos por cualquier otro título.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**422.312.139**
INGRESOS CORRIENTES ORDINARIOS	**422.312.139**
TRANSFERENCIAS CORRIENTES	417.861.494
Transferencias corrientes del sector público	417.861.494
Transferencias corrientes internas recibidas del sector público	417.861.494
De los entes descentralizados sin fines empresariales	417.861.494
OTROS INGRESOS	4.450.645
Otros ingresos Ordinarios	4.450.645
INGRESOS DE CAPITAL	**19.438**
RECURSOS PROPIOS DE CAPITAL	19.438
Incremento de la depreciación y amortización acumuladas	19.438
TOTAL RECURSOS	**422.331.577**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**422.214.951**
GASTOS DE CONSUMO	4.153.457
Remuneraciones	3.709.249
Sueldos, salarios y otras retribuciones	1.083.499
Beneficios y complementos de sueldos y salarios	1.900.631
Aportes patronales	206.489
Prestaciones sociales y otras indemnizaciones	452.730
Asistencia socioeconómica	65.900
Compra de bienes y servicios	424.770
Bienes de consumo	344.120
Servicios no personales	80.650
Depreciación y amortización	19.438
TRANSFERENCIAS Y DONACIONES CORRIENTES	418.061.494
Al sector público	418.061.494
Transferencias corrientes al sector público	200.000
A los entes descentralizados sin fines empresariales para sus gastos	200.000
Donaciones corrientes al sector público	417.861.494
A los entes descentralizados sin fines empresariales	417.861.494
GASTOS DE CAPITAL	**97.188**
INVERSIÓN REAL DIRECTA	97.188
Formación bruta de capital Fijo	93.462
Maquinaria, equipos y otros bienes muebles	93.462
Bienes intangibles	3.726
APLICACIONES FINANCIERAS	**19.438**
INVERSIÓN FINANCIERA	19.438
Incremento de otros activos financieros	19.438
Incremento de disponibilidades	19.438
Incremento de caja	19.438
TOTAL GASTOS	**422.331.577**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116398	Fortalecimiento de proyectos comunitarios que promueva la prevención integral social relacionadas con el problema del tráfico y consumo de sustancias estupefacientes y psicotrópicas.(fase II)	Niña, Niño, Adolescente y Joven	4.754.903	4.000.000	8.754.903				417.861.494	417.861.494
	TOTAL								417.861.494	417.861.494

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	3.710.735				3.710.735
02	Gestión Administrativa	759.348				759.348
	TOTAL	4.470.083				4.470.083

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**15**	**8**	**11**	**34**	**1.020.991**		**1.020.991**
Directivo	1			1	72.000		72.000
Profesional y Técnico	9	5	6	20	560.363		560.363
Personal Administrativo	5	3	5	13	388.628		388.628
TOTAL	**15**	**8**	**11**	**34**	**1.020.991**		**1.020.991**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	3.709.249
4.02	Materiales, suministros y mercancías	344.120
4.03	Servicios no personales	80.650
4.04	Activos reales	97.188
4.05	Activos financieros	19.438
4.07	Transferencias y donaciones	418.061.494
4.08	Otros gastos	19.438
	TOTAL	**422.331.577**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**422.312.139**
INGRESOS CORRIENTES	**422.312.139**
INGRESOS CORRIENTES ORDINARIOS	**422.312.139**
TRANSFERENCIAS CORRIENTES	417.861.494
Transferencias corrientes del sector público	417.861.494
Transferencias corrientes internas recibidas del sector público	417.861.494
De los entes descentralizados sin fines empresariales	417.861.494
OTROS INGRESOS	4.450.645
Otros ingresos Ordinarios	4.450.645
1.2 GASTOS CORRIENTES	**422.214.951**
GASTOS DE CONSUMO	4.153.457
Remuneraciones	3.709.249
Sueldos, salarios y otras retribuciones	1.083.499
Beneficios y complementos de sueldos y salarios	1.900.631
Aportes patronales	206.489
Prestaciones sociales y otras indemnizaciones	452.730
Asistencia socioeconómica	65.900
Compra de bienes y servicios	424.770
Bienes de consumo	344.120
Servicios no personales	80.650
Depreciación y amortización	19.438
TRANSFERENCIAS Y DONACIONES CORRIENTES	418.061.494
Al sector público	418.061.494
Transferencias corrientes al sector público	200.000
A los entes descentralizados sin fines empresariales para sus gastos	200.000
Donaciones corrientes al sector público	417.861.494
A los entes descentralizados sin fines empresariales	417.861.494
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**97.188**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**116.626**
RECURSOS PROPIOS DE CAPITAL	116.626
Ahorro en Cuenta Corriente	97.188
Incremento de la depreciación y amortización acumuladas	19.438
2.2 GASTOS DE CAPITAL	**97.188**
INVERSIÓN REAL DIRECTA	97.188
Formación bruta de capital Fijo	93.462
Maquinaria, equipos y otros bienes muebles	93.462
Bienes intangibles	3.726
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**19.438**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**19.438**
SUPERÁVIT FINANCIERO	19.438
3.2 APLICACIONES FINANCIERAS	**19.438**
INVERSIÓN FINANCIERA	19.438
Incremento de otros activos financieros	19.438
Incremento de disponibilidades	19.438
Incremento de caja	19.438

A0236

Fondo Nacional de Bomberos y Bomberas y Administración de Emergencias de Carácter Civil

FONDO NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El patrimonio y los ingresos del Fondo Nacional de Bomberos y Bomberas y Administración de Emergencias de Carácter Civil estarán constituidos por:

- El aporte equivalente al uno por ciento (1%) del monto de las primas de las pólizas de seguros cobradas por las entidades aseguradoras en el ramo de incendios.
- Los aportes extraordinarios que le acuerde el Ejecutivo Nacional.
- Los aportes que a título de donaciones haga al mismo cualquier persona natural o jurídica.
- Los bienes, derechos y acciones de cualquier naturaleza que les sean adscritos o les transfiera el Ejecutivo Nacional, o los que adquiera en la realización de sus actividades o sean afectados a su patrimonio.
- Los demás bienes o ingresos que adquiera por cualquier otra causa o motivo.

El aporte antes referido deberá hacerse dentro de los cinco (5) días hábiles siguientes a la percepción de las primas por parte de las entidades aseguradoras.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**100.000.000**
INGRESOS CORRIENTES ORDINARIOS	100.000.000
OTROS INGRESOS	100.000.000
Otros ingresos ordinarios	100.000.000
TOTAL RECURSOS	**100.000.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**84.765.900**
GASTOS DE CONSUMO	9.765.900
Remuneraciones	5.179.298
Sueldos, salarios y otras retribuciones	573.600
Beneficios y complementos de sueldos y salarios	428.153
Aportes patronales	655.339
Prestaciones sociales y otras indemnizaciones	1.456.306
Asistencia socioeconómica	2.065.900
Compra de bienes y servicios	1.959.389
Bienes de consumo	1.086.602
Servicios no personales	872.787
Impuestos indirectos	2.627.213
TRANSFERENCIAS Y DONACIONES CORRIENTES	75.000.000
Al sector público	75.000.000
Donaciones corrientes al sector público	75.000.000
A los entes descentralizados sin fines empresariales	75.000.000
GASTOS DE CAPITAL	**15.234.100**
INVERSIÓN REAL DIRECTA	15.234.100
Formación bruta de capital Fijo	15.234.100
Maquinaria, equipos y otros bienes muebles	15.234.100
TOTAL GASTOS	**100.000.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116417	Fortalecimiento del Parque Automotor de los Cuerpos de Bomberos de la República Bolivariana de Venezuela	Bien			26	75.000.000				75.000.000
	TOTAL					75.000.000				75.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	5.186.959				5.186.959
02	Gestión Administrativa	19.813.041				19.813.041
	TOTAL	25.000.000				25.000.000

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**8**	**12**		**20**	**573.600**		**573.600**
Profesional y Técnico	8	12		20	573.600		573.600
TOTAL	**8**	**12**		**20**	**573.600**		**573.600**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	5.179.298
4.02	Materiales, suministros y mercancías	1.086.602
4.03	Servicios no personales	3.500.000
4.04	Activos reales	15.234.100
4.07	Transferencias y donaciones	75.000.000
	TOTAL	**100.000.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**100.000.000**
INGRESOS CORRIENTES ORDINARIOS	100.000.000
OTROS INGRESOS	100.000.000
Otros ingresos ordinarios	100.000.000
1.2 GASTOS CORRIENTES	**84.765.900**
GASTOS DE CONSUMO	9.765.900
Remuneraciones	5.179.298
Sueldos, salarios y otras retribuciones	573.600
Beneficios y complementos de sueldos y salarios	428.153
Aportes patronales	655.339
Prestaciones sociales y otras indemnizaciones	1.456.306
Asistencia socioeconómica	2.065.900
Compra de bienes y servicios	1.959.389
Bienes de consumo	1.086.602
Servicios no personales	872.787
Impuestos indirectos	2.627.213
TRANSFERENCIAS Y DONACIONES CORRIENTES	75.000.000
Al sector público	75.000.000
Donaciones corrientes al sector público	75.000.000
A los entes descentralizados sin fines empresariales	75.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**15.234.100**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**15.234.100**
RECURSOS PROPIOS DE CAPITAL	15.234.100
Ahorro en Cuenta Corriente	15.234.100
2.2 GASTOS DE CAPITAL	**15.234.100**
INVERSIÓN REAL DIRECTA	15.234.100
Formación bruta de capital Fijo	15.234.100
Maquinaria, equipos y otros bienes muebles	15.234.100
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0423

Fundación Misión Identidad

FUNDACIÓN MISIÓN IDENTIDAD

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Misión Identidad para el año 2012, como organismo de apoyo al Servicio Administrativo de Identificación, Migración y Extranjería (SAIME), específicamente en la emisión de cédulas de identidad y en la ejecución de los proyectos de transformación y modernización de la infraestructura física y su plataforma tecnológica, tiene el compromiso de continuar encaminando sus esfuerzos en la implantación del proyecto de cedulación electrónica, aportando la adecuación de las infraestructuras y del talento humano capacitado para mejorar significativamente la operatividad del sistema de identificación, migración y extranjería.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**134.338.952**
INGRESOS CORRIENTES ORDINARIOS	134.338.952
TRANSFERENCIAS CORRIENTES	134.338.952
Transferencias corrientes del sector público	134.338.952
Transferencias corrientes internas recibidas del sector público	134.338.952
De la República	134.338.952
INGRESOS DE CAPITAL	**346.516**
RECURSOS PROPIOS DE CAPITAL	346.516
Incremento de la depreciación y amortización acumuladas	346.516
TOTAL RECURSOS	**134.685.468**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**134.685.468**
GASTOS DE CONSUMO	124.685.468
Remuneraciones	123.638.952
Sueldos, salarios y otras retribuciones	73.438.952
Beneficios y complementos de sueldos y salarios	39.200.000
Aportes patronales	3.000.000
Prestaciones sociales y otras indemnizaciones	8.000.000
Compra de bienes y servicios	625.000
Servicios no personales	625.000
Impuestos indirectos	75.000
Depreciación y amortización	346.516
TRANSFERENCIAS Y DONACIONES CORRIENTES	10.000.000
Al sector público	10.000.000
Transferencias corrientes al sector público	10.000.000
A los entes descentralizados sin fines empresariales para sus gastos	10.000.000
TOTAL GASTOS	**134.685.468**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116251	Optimización de los procesos de cedulación	Cedula			2.600.000	346.516	134.338.952			134.685.468
	TOTAL					346.516	134.338.952			134.685.468

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**1.336**	**1.665**		**3.001**	**55.746.576**		**55.746.576**
Profesional y Técnico	200	306		506	9.399.456		9.399.456
Personal Administrativo	1.126	1.355		2.481	46.087.056		46.087.056
Personal de Investigación	10	4		14	260.064		260.064
TOTAL	**1.336**	**1.665**		**3.001**	**55.746.576**		**55.746.576**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	123.638.952
4.03	Servicios no personales	700.000
4.07	Transferencias y donaciones	10.000.000
4.08	Otros gastos	346.516
	TOTAL	**134.685.468**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**134.338.952**
INGRESOS CORRIENTES ORDINARIOS	134.338.952
TRANSFERENCIAS CORRIENTES	134.338.952
Transferencias corrientes del sector público	134.338.952
Transferencias corrientes internas recibidas del sector público	134.338.952
De la República	134.338.952
Recursos Ordinarios	134.338.952
Ministerio del Poder Popular para Relaciones Interiores y Justicia	114.188.952
Ministerio del Poder Popular del Despacho de la Presidencia	20.150.000
1.2 GASTOS CORRIENTES	**134.685.468**
GASTOS DE CONSUMO	124.685.468
Remuneraciones	123.638.952
Sueldos, salarios y otras retribuciones	73.438.952
Beneficios y complementos de sueldos y salarios	39.200.000
Aportes patronales	3.000.000
Prestaciones sociales y otras indemnizaciones	8.000.000
Compra de bienes y servicios	625.000
Servicios no personales	625.000
Impuestos indirectos	75.000
Depreciación y amortización	346.516
TRANSFERENCIAS Y DONACIONES CORRIENTES	10.000.000
Al sector público	10.000.000
Transferencias corrientes al sector público	10.000.000
A los entes descentralizados sin fines empresariales para sus gastos	10.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(346.516)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**0**
Desahorro en Cuenta Corriente	(346.516)
Incremento de la depreciación y amortización acumuladas	346.516
2.2 GASTOS DE CAPITAL	**0**
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0498

Fundación para la Asistencia Social de la Policía Metropolitana (FUNDAPOL)

FUNDACIÓN PARA LA ASISTENCIA SOCIAL DE LA POLICÍA METROPOLITANA (FUNDAPOL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para la Asistencia Social de la Policía Metropolitana (FUNDAPOL) da respuesta oportuna a la solicitud de liquidación de los haberes de los Funcionarios de la Policía Metropolitana, mediante la asignación de recursos financieros adecuados a las necesidades reales, que permita cumplir con las políticas y objetivos programados, de manera eficiente y eficaz.

FUNDAPOL actualmente está en proceso de liquidación del personal de funcionarios operativos de la Policía Metropolitana. Para cancelar las nóminas por conceptos de sueldos y salarios, así como también, los demás beneficios contractuales al personal directivo, administrativo, y obrero que labora en la Fundación y apoyo de las actividades administrativas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**300.000**
INGRESOS CORRIENTES ORDINARIOS	300.000
TRANSFERENCIAS CORRIENTES	300.000
Transferencias corrientes del sector público	300.000
Transferencias corrientes internas recibidas del sector público	300.000
De la República	300.000
INGRESOS DE CAPITAL	**32.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	32.000
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	32.000
Al sector privado	32.000
TOTAL RECURSOS	**332.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**332.000**
GASTOS DE CONSUMO	332.000
Remuneraciones	332.000
Sueldos, salarios y otras retribuciones	332.000
TOTAL GASTOS	**332.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116426	Liquidación de los haberes la Policía Metropolitana y el personal administrativo de la institución.	Personal			115	32.000	300.000			332.000
TOTAL						32.000	300.000			332.000

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**7**	**10**		**17**	**332.000**		**332.000**
Profesional y Técnico	1			1	33.600		33.600
Personal Administrativo	6	10		16	298.400		298.400
TOTAL	**7**	**10**		**17**	**332.000**		**332.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	332.000
	TOTAL	**332.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**300.000**
INGRESOS CORRIENTES ORDINARIOS	300.000
TRANSFERENCIAS CORRIENTES	300.000
Transferencias corrientes del sector público	300.000
Transferencias corrientes internas recibidas del sector público	300.000
De la República	300.000
Recursos Ordinarios	300.000
1.2 GASTOS CORRIENTES	**332.000**
GASTOS DE CONSUMO	332.000
Remuneraciones	332.000
Sueldos, salarios y otras retribuciones	332.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(32.000)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**0**
RECURSOS PROPIOS DE CAPITAL	(32.000)
Desahorro en Cuenta Corriente	(32.000)
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	32.000
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	32.000
Al sector privado	32.000
2.2 GASTOS DE CAPITAL	**0**
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0940

Instituto Nacional de Transporte Terrestre (INTT)

INSTITUTO NACIONAL DE TRANSPORTE TERRESTRE (INTT)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Nacional de Transporte Terrestre tiene como fuente de financiamiento, las tasas estipuladas a cobrar por la producción de bienes y servicios que ofrece a la colectividad, según lo establecido en el Capítulo II, de la Ley de Transporte Terrestre, el cual reza: "Los ingresos del Instituto Nacional de Transporte Terrestre están constituidos por:

- Todos los ingresos que obtenga como resultado de su gestión, así como el producto resultante de sus actividades económicas con personas naturales o jurídicas, nacionales o extranjeras.
- Los ingresos derivados de las multas impuestas y constancias de revisión, efectuadas por el Cuerpo Técnico de Vigilancia del Transporte Terrestre.
- Los ingresos derivados de las multas impuestas por la Gerencia de Transporte Terrestre.
- Los ingresos que le sean asignados en la Ley de Presupuesto Anual de cada ejercicio fiscal y los recursos extraordinarios que le acuerde el Ejecutivo Nacional.
- Los derechos y acciones que adquiera por cualquier acto jurídico.
- Las tasas y tarifas producto de sus servicios y habilidades.
- Los demás recursos que lícitamente obtenga por cualquier concepto.

El Instituto Nacional de Transporte Terrestre, tiene como política fundamental de gastos, la inversión en infraestructura y en tecnología para mejorar y optimizar los servicios que presta, además de cumplir cabalmente con las funciones delegadas por Ley, según lo establecido en el Capítulo I, Artículo 5, que reza : "Es de la competencia del Poder Público Nacional en materia de transporte terrestre, lo relacionado con licencias de conducir; el Registro Nacional de Vehículos y de Conductores y Conductoras, tipología de unidades de transporte, condiciones de carácter nacional para la prestación de los servicios de transporte de uso público y de uso privado de personas, el transporte terrestre público de pasajeros y pasajeras en rutas suburbanas e interurbanas, sin menoscabo de las competencias que la ley y los reglamentos atribuyan a los municipios o gobiernos metropolitanos, el régimen sancionatorio, el control y fiscalización del tránsito en la vialidad, sin perjuicio de las competencias de los estados y municipios; los servicios conexos de carácter nacional, los procedimientos por accidentes de tránsito, las normas técnicas y administrativas para la construcción, mantenimiento y gestión de la vialidad, así como la actuación en el otorgamiento de concesiones, el ordenamiento de las estaciones de peajes, el establecimiento de las tarifas en el ámbito nacional y las demás que atribuya la ley".

Se Mantiene la asignación de recursos para el Gasto de H.C.M., Vida y Servicios Funerarios para los aportes al Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia y entes adscritos (FASMIJ).

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**606.784.038**
INGRESOS CORRIENTES ORDINARIOS	606.784.038
INGRESOS NO TRIBUTARIOS	534.676.061
Tasas	534.676.061
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	17.482.629
Venta de otros bienes y servicios	17.482.629
INGRESOS DE LA PROPIEDAD	7.607.716
Intereses	7.607.716
Intereses internos	7.607.716
Intereses por depósitos	7.607.716
TRANSFERENCIAS CORRIENTES	1.200.000
Transferencias corrientes del sector público	1.200.000
Transferencias corrientes internas recibidas del sector público	1.200.000
De los entes descentralizados con fines empresariales petroleros	1.200.000
OTROS INGRESOS	45.817.632
Diversos ingresos	45.817.632
Multas por varios ramos	45.817.632
INGRESOS DE CAPITAL	**14.969.317**
RECURSOS PROPIOS DE CAPITAL	14.969.317
Incremento de la depreciación y amortización acumuladas	14.969.317
FUENTES DE FINANCIAMIENTO	**85.165.438**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	85.165.438
Disminución de otros activos financieros	85.165.438
Disminución de disponibilidades	85.165.438
Disminución de Bancos	85.165.438
TOTAL RECURSOS	**706.918.793**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**625.698.737**
GASTOS DE CONSUMO	553.620.535
Remuneraciones	274.534.211
Sueldos, salarios y otras retribuciones	153.347.533
Beneficios y complementos de sueldos y salarios	45.422.381
Aportes patronales	13.421.660
Prestaciones sociales y otras indemnizaciones	33.230.629
Asistencia socioeconómica	29.112.008
Compra de bienes y servicios	224.142.170
Bienes de consumo	117.369.104
Servicios no personales	106.773.066
Impuestos indirectos	39.974.837
Depreciación y amortización	14.969.317
TRANSFERENCIAS Y DONACIONES CORRIENTES	72.078.202
Al sector privado	15.929.967
Transferencias corrientes al sector privado	15.783.717
Directas a personas	15.783.717
Pensiones y otros beneficios asociados	5.366.577
Jubilaciones y otros beneficios asociados	10.417.140
Donaciones corrientes al sector privado	146.250
Donaciones a personas	146.250
Al sector público	56.148.235
Transferencias corrientes al sector público	56.130.803
A los entes descentralizados sin fines empresariales para sus gastos	56.130.803
Donaciones corrientes al sector público	17.432
A los entes descentralizados sin fines empresariales	17.432

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS DE CAPITAL	**66.838.908**
INVERSIÓN REAL DIRECTA	66.838.908
Formación bruta de capital Fijo	63.023.375
Maquinaria, equipos y otros bienes muebles	36.826.351
Construcciones de bienes de dominio privado	9.276.808
Construcciones de bienes de dominio público	16.920.216
Tierras y terrenos	2.901.786
Bienes intangibles	913.747
APLICACIONES FINANCIERAS	**14.381.148**
DISMINUCIÓN DE PASIVOS	14.381.148
Disminución de otros pasivos	14.381.148
Disminución de otros pasivos a corto plazo	14.381.148
TOTAL GASTOS	**706.918.793**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116280	Fortalecimiento de los Servicios de transporte terrestre en su 1era fase	Servicio			15	232.701.133			1.200.000	233.901.133
116285	Fondo de Apoyo a la Seguridad Vial Fase 2	Recurso			70.399	132.000.000				132.000.000
116286	Continuar con el Proyecto de Implementación de una nueva Licencia, Matriculación del PArque Automotor y fortalecimiento, resguardo, custodia y automatización de expedientes de vehiculos y conductores (3era Fase)	Unidad			675.000	131.788.776				131.788.776
	TOTAL					**496.489.909**			**1.200.000**	**497.689.909**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	73.285.846				73.285.846
02	Gestión Administrativa	120.159.321				120.159.321
03	Previsión y Protección Social	15.783.717				15.783.717
	TOTAL	**209.228.884**				**209.228.884**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**973**	**867**	**196**	**2.036**	**48.595.782**	**47.672.620**	**96.268.402**
Directivo	8	23	9	40	928.929		928.929
Profesional y Técnico	336	167	83	586	14.891.876	8.254.385	23.146.261
Personal Administrativo	441	292	68	801	18.601.811	17.956.473	36.558.284
Obrero	188	385	36	609	14.173.166	21.461.762	35.634.928
Personal Contratado	**36**	**47**	**20**	**103**	**2.391.992**		**2.391.992**
Profesional y Técnico	7	2	10	19	441.240		441.240
Personal Administrativo	29	45	10	84	1.950.752		1.950.752
TOTAL	**1.009**	**914**	**216**	**2.139**	**50.987.774**	**47.672.620**	**98.660.394**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionado	**165**	**62**	**227**	**5.366.577**
Empleado	131	38	169	3.971.266
Docente	34	24	58	1.395.311
Jubilado	**165**	**62**	**227**	**10.417.140**
Obrero	34	24	58	2.708.457
Empleado	131	38	169	7.708.683
TOTAL	**330**	**124**	**454**	**15.783.717**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	274.534.211
4.02	Materiales, suministros y mercancías	117.369.104
4.03	Servicios no personales	146.747.903
4.04	Activos reales	66.838.908
4.07	Transferencias y donaciones	72.078.202
4.08	Otros gastos	14.969.317
4.11	Disminución de pasivos	14.381.148
	TOTAL	**706.918.793**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**606.784.038**
INGRESOS CORRIENTES ORDINARIOS	606.784.038
INGRESOS NO TRIBUTARIOS	**534.676.061**
INGRESOS NO TRIBUTARIOS	534.676.061
Tasas	534.676.061
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	17.482.629
Venta de otros bienes y servicios	17.482.629
INGRESOS DE LA PROPIEDAD	7.607.716
Intereses	7.607.716
Intereses internos	7.607.716
Intereses por depósitos	7.607.716
TRANSFERENCIAS CORRIENTES	1.200.000
Transferencias corrientes del sector público	1.200.000
Transferencias corrientes internas recibidas del sector público	1.200.000
De los entes descentralizados con fines empresariales petroleros	1.200.000
OTROS INGRESOS	45.817.632
Diversos ingresos	45.817.632
Multas por varios ramos	45.817.632
1.2 GASTOS CORRIENTES	**625.698.737**
GASTOS DE CONSUMO	553.620.535
Remuneraciones	274.534.211
Sueldos, salarios y otras retribuciones	153.347.533
Beneficios y complementos de sueldos y salarios	45.422.381
Aportes patronales	13.421.660
Prestaciones sociales y otras indemnizaciones	33.230.629
Asistencia socioeconómica	29.112.008

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Compra de bienes y servicios	224.142.170
Bienes de consumo	117.369.104
Servicios no personales	106.773.066
Impuestos indirectos	39.974.837
Depreciación y amortización	14.969.317
TRANSFERENCIAS Y DONACIONES CORRIENTES	72.078.202
Al sector privado	15.929.967
Transferencias corrientes al sector privado	15.783.717
Directas a personas	15.783.717
Pensiones y otros beneficios asociados	5.366.577
Jubilaciones y otros beneficios asociados	10.417.140
Donaciones corrientes al sector privado	146.250
Donaciones a personas	146.250
Al sector público	56.148.235
Transferencias corrientes al sector público	56.130.803
A los entes descentralizados sin fines empresariales para sus gastos	56.130.803
Donaciones corrientes al sector público	17.432
A los entes descentralizados sin fines empresariales	17.432
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(18.914.699)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(3.945.382)**
RECURSOS PROPIOS DE CAPITAL	(3.945.382)
Desahorro en Cuenta Corriente	(18.914.699)
Incremento de la depreciación y amortización acumuladas	14.969.317

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**66.838.908**
INVERSIÓN REAL DIRECTA	66.838.908
Formación bruta de capital Fijo	63.023.375
Maquinaria, equipos y otros bienes muebles	36.826.351
Construcciones de bienes de dominio privado	9.276.808
Construcciones de bienes de dominio público	16.920.216
Tierras y terrenos	2.901.786
Bienes intangibles	913.747
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(70.784.290)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**85.165.438**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	85.165.438
Disminución de otros activos financieros	85.165.438
Disminución de disponibilidades	85.165.438
Disminución de Bancos	85.165.438
3.2 APLICACIONES FINANCIERAS	**85.165.438**
DISMINUCIÓN DE PASIVOS	14.381.148
Disminución de otros pasivos	14.381.148
Disminución de otros pasivos a corto plazo	14.381.148
DÉFICIT FINANCIERO	70.784.290

A1303

Servicio Autónomo de Registros y Notarías (SAREN)

SERVICIO AUTÓNOMO DE REGISTROS Y NOTARÍAS (SAREN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Servicio Autónomo de Registros y Notarías, adscrito al Ministerio del Poder Popular para las Relaciones Interiores y Justicia, tiene como objetivo principal regular la organización, funcionamiento, administración y competencias de Registros Principales, Mercantiles y Públicos, y de las Notarías, a través de sistematización y digitalización de todas las transacciones registrales y notariales del país, así como la recaudación de fondos provenientes de las tasas por concepto de prestación de servicios.

SAREN, con el objeto de crear las condiciones institucionales, que permitan avanzar en la ejecución del Proyecto Nacional "Simón Bolívar", Primer Plan Socialista 2007-2013 y respondiendo al objetivo estratégico de la institución, se plantea para el ejercicio económico financiero 2012 la continuación de la ejecución del proyecto: "Sistema Estadístico Integral del SAREN" (Fase II), a fin de obtener una aplicación informática para la gestión de manera integral, en donde se cuantifiquen los datos a niveles de medición nominal, ordinal o por intervalos de la base de datos central para la toma de decisiones, dirigida a la obtención de eficacia y eficiencia en la prestación y cobertura de servicios prestados a la sociedad, y dar cumplimiento, a su vez, con la Ley de Simplificación de Trámites Administrativos y el Plan Estadístico Nacional en materia jurídica y operacional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**1.684.818.272**
INGRESOS CORRIENTES ORDINARIOS	1.684.818.272
INGRESOS NO TRIBUTARIOS	1.684.818.272
Tasas	1.684.818.272
INGRESOS DE CAPITAL	**15.198.000**
RECURSOS PROPIOS DE CAPITAL	15.198.000
Incremento de la depreciación y amortización acumuladas	15.198.000
TOTAL RECURSOS	**1.700.016.272**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**1.488.451.321**
GASTOS DE CONSUMO	1.281.714.687
Remuneraciones	1.080.798.956
Sueldos, salarios y otras retribuciones	512.068.810
Beneficios y complementos de sueldos y salarios	365.721.488
Aportes patronales	84.546.726
Prestaciones sociales y otras indemnizaciones	92.431.684
Asistencia socioeconómica	26.030.248
Compra de bienes y servicios	170.803.813
Bienes de consumo	54.278.876
Servicios no personales	116.524.937
Impuestos indirectos	14.913.918
Depreciación y amortización	15.198.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	206.608.934
Al sector privado	46.784.174
Transferencias corrientes al sector privado	41.784.174
Directas a personas	41.784.174
Pensiones y otros beneficios asociados	747.496
Jubilaciones y otros beneficios asociados	41.036.678
Donaciones corrientes al sector privado	5.000.000
Donaciones a personas	2.500.000
Donaciones a instituciones sin fines de lucro	2.500.000
Al sector público	159.824.760
Transferencias corrientes al sector público	158.824.760
A los entes descentralizados sin fines empresariales para sus gastos	158.824.760
Donaciones corrientes al sector público	1.000.000
A la República	1.000.000
OTROS GASTOS CORRIENTES	127.700
Otros gastos corrientes	127.700
Otras pérdidas	127.700

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS DE CAPITAL	**132.680.509**
INVERSIÓN REAL DIRECTA	132.680.509
Formación bruta de capital Fijo	116.480.509
Edificios e instalaciones	8.093.000
Maquinaria, equipos y otros bienes muebles	58.193.509
Construcciones de bienes de dominio privado	50.194.000
Bienes intangibles	16.200.000
APLICACIONES FINANCIERAS	**78.884.442**
INVERSIÓN FINANCIERA	25.000
Incremento de otros activos financieros	25.000
Incremento de disponibilidades	25.000
Incremento de caja	25.000
DISMINUCIÓN DE PASIVOS	78.859.442
Disminución de cuentas y efectos por pagar	52.417.072
Disminución de cuentas y efectos por pagar a corto plazo	40.201.072
Disminución de aportes patronales y retenciones laborales por pagar	36.530.072
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	36.530.072
Disminución cuentas por pagar a proveedores a corto plazo	1.237.000
Disminución cuentas por pagar a contratistas a corto plazo	2.434.000
Disminución de otras cuentas y efectos por pagar	12.216.000
Disminución de otras cuentas por pagar a corto plazo	12.216.000
Disminución de otros pasivos	26.442.370
Disminución de provisiones y reservas técnicas	26.442.370
Disminución de provisiones	26.442.370
Disminución de provisiones para despidos	24.008.370
Disminución de provisiones para pérdidas en el inventario	2.434.000
TOTAL GASTOS	**1.700.016.272**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116229	Sistema integral estadístico del Servicio Autónomo de Registros y Notarías(Fase II)	Soluciones tecnológicas			1	1.700.016.272				1.700.016.272
	TOTAL					**1.700.016.272**				**1.700.016.272**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**6.493**	**2.818**	**489**	**9.800**	**211.012.502**		**211.012.502**
Alto Nivel y de Dirección	357	153		510	15.064.049		15.064.049
Directivo	883	261		1.144	23.409.169		23.409.169
Profesional y Técnico	1.119	632	341	2.092	60.064.804		60.064.804
Personal Administrativo	3.538	1.516		5.054	93.895.840		93.895.840
Obrero	596	256	148	1.000	18.578.640		18.578.640
Personal Contratado	**455**	**745**		**1.200**	**41.306.000**		**41.306.000**
Profesional y Técnico	98	238		336	25.436.234		25.436.234
Personal Administrativo	357	507		864	15.869.766		15.869.766
TOTAL	**6.948**	**3.563**	**489**	**11.000**	**252.318.502**		**252.318.502**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionado	**12**	**8**	**20**	**747.496**
Empleado	12	8	20	747.496
Jubilado	**275**	**90**	**365**	**41.036.678**
Empleado	275	90	365	41.036.678
TOTAL	**287**	**98**	**385**	**41.784.174**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	1.080.798.956
4.02	Materiales, suministros y mercancías	54.278.876
4.03	Servicios no personales	131.438.855
4.04	Activos reales	132.680.509
4.05	Activos financieros	25.000
4.07	Transferencias y donaciones	206.608.934
4.08	Otros gastos	15.325.700
4.11	Disminución de pasivos	78.859.442
	TOTAL	**1.700.016.272**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.684.818.272**
INGRESOS CORRIENTES ORDINARIOS	1.684.818.272
INGRESOS NO TRIBUTARIOS	**1.684.818.272**
INGRESOS NO TRIBUTARIOS	1.684.818.272
Tasas	1.684.818.272
1.2 GASTOS CORRIENTES	**1.488.451.321**
GASTOS DE CONSUMO	1.281.714.687
Remuneraciones	1.080.798.956
Sueldos, salarios y otras retribuciones	512.068.810
Beneficios y complementos de sueldos y salarios	365.721.488
Aportes patronales	84.546.726
Prestaciones sociales y otras indemnizaciones	92.431.684
Asistencia socioeconómica	26.030.248
Compra de bienes y servicios	170.803.813
Bienes de consumo	54.278.876
Servicios no personales	116.524.937
Impuestos indirectos	14.913.918
Depreciación y amortización	15.198.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	206.608.934
Al sector privado	46.784.174
Transferencias corrientes al sector privado	41.784.174
Directas a personas	41.784.174
Pensiones y otros beneficios asociados	747.496
Jubilaciones y otros beneficios asociados	41.036.678
Donaciones corrientes al sector privado	5.000.000
Donaciones a personas	2.500.000
Donaciones a instituciones sin fines de lucro	2.500.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Al sector público	159.824.760
Transferencias corrientes al sector público	158.824.760
A los entes descentralizados sin fines empresariales para sus gastos	158.824.760
Donaciones corrientes al sector público	1.000.000
A la República	1.000.000
OTROS GASTOS CORRIENTES	127.700
Otros gastos corrientes	127.700
Otras perdidas	127.700
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**196.366.951**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**211.564.951**
RECURSOS PROPIOS DE CAPITAL	211.564.951
Ahorro en Cuenta Corriente	196.366.951
Incremento de la depreciación y amortización acumuladas	15.198.000
2.2 GASTOS DE CAPITAL	**132.680.509**
INVERSIÓN REAL DIRECTA	132.680.509
Formación bruta de capital Fijo	116.480.509
Edificios e instalaciones	8.093.000
Maquinaria, equipos y otros bienes muebles	58.193.509
Construcciones de bienes de dominio privado	50.194.000
Bienes intangibles	16.200.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**78.884.442**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**78.884.442**
SUPERÁVIT FINANCIERO	78.884.442

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
3.2 APLICACIONES FINANCIERAS	**78.884.442**
INVERSIÓN FINANCIERA	25.000
Incremento de otros activos financieros	25.000
Incremento de disponibilidades	25.000
Incremento de caja	25.000
DISMINUCIÓN DE PASIVOS	78.859.442
Disminución de cuentas y efectos por pagar	52.417.072
Disminución de cuentas y efectos por pagar a corto plazo	40.201.072
Disminución de aportes patronales y retenciones laborales por pagar	36.530.072
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	36.530.072
Disminución cuentas por pagar a proveedores a corto plazo	1.237.000
Disminución cuentas por pagar a contratistas a corto plazo	2.434.000
Disminución de otras cuentas y efectos por pagar	12.216.000
Disminución de otras cuentas por pagar a corto plazo	12.216.000
Disminución de otros pasivos	26.442.370
Disminución de provisiones y reservas técnicas	26.442.370
Disminución de provisiones	26.442.370
Disminución de provisiones para despidos	24.008.370
Disminución de provisiones para pérdidas en el inventario	2.434.000

A1342

Servicio Administrativo de Identificación, Migración y Extranjería (SAIME)

SERVICIO ADMINISTRATIVO DE IDENTIFICACIÓN, MIGRACIÓN Y EXTRANJERÍA (SAIME)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Servicio Administrativo de Identificación, Migración y Extranjería (SAIME), tiene como misión otorgar un documento de identidad confiable y seguro a nivel nacional e internacional, asimismo, llevar a cabo el control exhaustivo de extranjeros como control migratorio.

Para el ejercicio económico financiero 2012 dentro de su estructura presupuestaria contará con un único proyecto "Expansión del Servicio de Identificación, Migración y Extranjería"; que tiene como propósito ampliar su infraestructura, mediante la adecuación y equipamiento de cincuenta y cuatro (54) nuevas oficinas a nivel nacional, las cuales fueron cedidas en su gran mayoría por alcaldías, gobernaciones e institutos públicos. Así mismo, se estima que con la ampliación de la oferta de los servicios, el SAIME podrá atender la cantidad de 3.348.524 ciudadanos venezolanos y extranjeros.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**452.038.034**
INGRESOS CORRIENTES ORDINARIOS	452.038.034
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	309.003.546
Venta de otros bienes y servicios	309.003.546
TRANSFERENCIAS CORRIENTES	143.034.488
Transferencias corrientes del sector público	143.034.488
Transferencias corrientes internas recibidas del sector público	143.034.488
De la República	143.034.488
TOTAL RECURSOS	**452.038.034**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**372.974.994**
GASTOS DE CONSUMO	357.535.149
Remuneraciones	127.708.106
Sueldos, salarios y otras retribuciones	45.221.798
Beneficios y complementos de sueldos y salarios	49.023.578
Aportes patronales	7.694.664
Prestaciones sociales y otras indemnizaciones	12.852.918
Asistencia socioeconómica	12.915.148
Compra de bienes y servicios	212.270.933
Bienes de consumo	153.576.124
Servicios no personales	58.694.809
Impuestos indirectos	17.556.110
TRANSFERENCIAS Y DONACIONES CORRIENTES	15.439.845
Al sector privado	4.439.845
Transferencias corrientes al sector privado	1.439.845
Directas a personas	1.439.845
Jubilaciones y otros beneficios asociados	1.439.845
Donaciones corrientes al sector privado	3.000.000
Donaciones a personas	3.000.000
Al sector público	11.000.000
Transferencias corrientes al sector público	11.000.000
A los entes descentralizados sin fines empresariales para sus gastos	11.000.000
GASTOS DE CAPITAL	**79.063.040**
INVERSIÓN REAL DIRECTA	79.063.040
Formación bruta de capital Fijo	59.063.040
Maquinaria, equipos y otros bienes muebles	24.962.000
Construcciones de bienes de dominio privado	25.630.000
Producción propia (gastos capitalizables)	8.471.040
Impuestos indirectos	8.471.040
Bienes intangibles	20.000.000
TOTAL GASTOS	**452.038.034**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116237	Expansión del Servicio de Identificación, Migración y Extranjería	Documento	1.754.254	1.825.856	3.580.164	309.003.546	143.034.488			452.038.034
	TOTAL					**309.003.546**	**143.034.488**			**452.038.034**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.007**	**904**	**753**	**2.664**	**25.999.136**	**8.716.283**	**34.715.419**
Alto Nivel y de Dirección	32	32	101	165	2.401.332		2.401.332
Profesional y Técnico	237	204	295	736	14.525.509	2.358.872	16.884.381
Personal Administrativo	607	546	328	1.481	7.529.801	5.275.414	12.805.215
Obrero	131	122	29	282	1.542.494	1.081.997	2.624.491
TOTAL	1.007	904	753	2.664	25.999.136	8.716.283	34.715.419

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilado	**45**	**30**	**75**	**1.439.845**
Obrero	2	1	3	68.750
Empleado	43	29	72	1.371.095
TOTAL	45	30	75	1.439.845

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	127.708.106
4.02	Materiales, suministros y mercancías	153.576.124
4.03	Servicios no personales	84.721.959
4.04	Activos reales	70.592.000
4.07	Transferencias y donaciones	15.439.845
	TOTAL	**452.038.034**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**452.038.034**
INGRESOS CORRIENTES ORDINARIOS	452.038.034
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	309.003.546
Venta de otros bienes y servicios	309.003.546
TRANSFERENCIAS CORRIENTES	143.034.488
Transferencias corrientes del sector público	143.034.488
Transferencias corrientes internas recibidas del sector público	143.034.488
De la República	143.034.488
Recursos Ordinarios	143.034.488
1.2 GASTOS CORRIENTES	**372.974.994**
GASTOS DE CONSUMO	357.535.149
Remuneraciones	127.708.106
Sueldos, salarios y otras retribuciones	45.221.798
Beneficios y complementos de sueldos y salarios	49.023.578
Aportes patronales	7.694.664
Prestaciones sociales y otras indemnizaciones	12.852.918
Asistencia socioeconómica	12.915.148
Compra de bienes y servicios	212.270.933
Bienes de consumo	153.576.124
Servicios no personales	58.694.809
Impuestos indirectos	17.556.110
TRANSFERENCIAS Y DONACIONES CORRIENTES	15.439.845
Al sector privado	4.439.845
Transferencias corrientes al sector privado	1.439.845
Directas a personas	1.439.845
Jubilaciones y otros beneficios asociados	1.439.845

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Donaciones corrientes al sector privado	3.000.000
Donaciones a personas	3.000.000
Al sector público	11.000.000
Transferencias corrientes al sector público	11.000.000
A los entes descentralizados sin fines empresariales para sus gastos	11.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**79.063.040**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**79.063.040**
RECURSOS PROPIOS DE CAPITAL	79.063.040
Ahorro en Cuenta Corriente	79.063.040
2.2 GASTOS DE CAPITAL	**79.063.040**
INVERSIÓN REAL DIRECTA	79.063.040
Formación bruta de capital Fijo	59.063.040
Maquinaria, equipos y otros bienes muebles	24.962.000
Construcciones de bienes de dominio privado	25.630.000
Producción propia (gastos capitalizables)	8.471.040
Impuestos indirectos	8.471.040
Bienes intangibles	20.000.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A1355

Fondo Nacional Antidrogas

FONDO NACIONAL ANTIDROGAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Dada la importancia y relevancia de contar con recursos disponibles para el financiamiento de proyectos dirigidos a la lucha contra el trafico ilícito de sustancias estupefacientes y psicotrópicas, su legitimación de capitales y el consecuente consumo anómalo de estas sustancias en la sociedad venezolana, surge la necesidad del Estado de promover el apoyo financiero de diversos sectores del país, como un sentido más amplio de lo que significa la responsabilidad social; consciente de esto, el Ejecutivo Nacional autorizó la creación del Fondo Nacional Antidrogas (FONA),el cual tiene como misión apoyar a la Oficina Nacional Antidrogas, en el financiamiento de planes, programas y proyectos en materia de lucha contra las drogas, a través de la recaudación y administración de los aportes establecidos en los artículos 32 y 34 de la Ley Orgánica de Drogas (LOD), así como la prestación de servicios de formación capacitación y adiestramiento, basados en los principios y valores de responsabilidad social compartida, honestidad y vocación de servicio, en beneficio de la nación venezolana.

Los recursos obtenidos a través de la recaudación establecida en la referida Ley, serán empleados en los proyectos de prevención y protección social a favor de niños, niñas y adolescentes, así como en aquellos proyectos de creación, construcción, restauración, mantenimiento, desintoxicación, tratamiento, rehabilitación readaptación de personas consumidoras de alcohol, tabaco y sus mezclas como el chimó. Igualmente, se financiarán programas de prevención social integral y los gastos de funcionamiento del Fondo.

Con la política que desarrolla el Ejecutivo Nacional para combatir el flagelo de las drogas, se espera beneficiar directa o indirectamente a los compatriotas que hacen vida dentro de todo el territorio nacional, quienes se verán favorecidos por la ejecución de proyectos, a través de la masificación de la información preventiva relacionada con el tema del alcohol, tabaco y el incremento de los factores de protección y con ello lograr disminuir la delincuencia, embarazo precoz, accidentes laborales y de tránsito, así como también disminuir los índices de deserción escolar y la violencia que se puede observar actualmente en los liceos.

Con estas acciones se busca lograr la ejecución de planes, proyectos y programas de prevención integral social a través de la lucha contra el tráfico ilícito de drogas, con la rectoría de las políticas de Estado y la incorporación del Poder Popular con las comunidades organizadas; además de la prevención del consumo de drogas a través del financiamiento de proyectos de prevención laboral y social.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**704.746.127**
INGRESOS CORRIENTES ORDINARIOS	704.746.127
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	6.435.555
Venta de otros bienes y servicios	6.435.555
INGRESOS DE LA PROPIEDAD	8.621.118
Intereses	8.621.118
Intereses internos	8.621.118
Intereses por depósitos	8.621.118
OTROS INGRESOS	689.689.454
Otros ingresos ordinarios	689.689.454
INGRESOS DE CAPITAL	**671.358**
RECURSOS PROPIOS DE CAPITAL	671.358
Incremento de la depreciación y amortización acumuladas	671.358
FUENTES DE FINANCIAMIENTO	**9.039.890**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	9.039.890
Disminución de otros activos financieros	9.039.890
Disminución de disponibilidades	9.039.890
Disminución de Bancos	9.039.890
TOTAL RECURSOS	**714.457.375**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**712.870.878**
GASTOS DE CONSUMO	40.542.561
Remuneraciones	22.181.132
Sueldos, salarios y otras retribuciones	9.064.342
Beneficios y complementos de sueldos y salarios	8.658.125
Aportes patronales	1.059.398
Prestaciones sociales y otras indemnizaciones	1.734.639
Asistencia socioeconómica	1.664.628
Compra de bienes y servicios	15.868.239
Bienes de consumo	5.706.237
Servicios no personales	10.162.002
Impuestos indirectos	1.821.832
Depreciación y amortización	671.358
TRANSFERENCIAS Y DONACIONES CORRIENTES	672.328.317
Al sector privado	313.181.706
Transferencias corrientes al sector privado	312.681.706
Otras transferencias corrientes internas al sector privado	262.681.706
Transferencias corrientes a Consejos Comunales	50.000.000
Donaciones corrientes al sector privado	500.000
Donaciones a personas	500.000
Al sector público	359.146.611
Transferencias corrientes al sector público	358.946.611
A los entes descentralizados sin fines empresariales para sus gastos	358.946.611
Donaciones corrientes al sector público	200.000
A los entes descentralizados sin fines empresariales	200.000
GASTOS DE CAPITAL	**1.586.497**
INVERSIÓN REAL DIRECTA	1.586.497
Formación bruta de capital Fijo	961.497
Maquinaria, equipos y otros bienes muebles	961.497
Bienes intangibles	625.000
TOTAL GASTOS	**714.457.375**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116273	Inversión financiera a proyectos de prevención, tratamiento, rehabilitación y reinserción social en materia de drogas aprobados por la Oficina Nacional Antidrogas	Bolivar			670.720.509	680.734.613				680.734.613
	TOTAL					680.734.613				680.734.613

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	20.211.250				20.211.250
02	Gestión Administrativa	13.511.512				13.511.512
	TOTAL	33.722.762				33.722.762

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**12**	**15**	**8**	**35**	**661.999**	**100.000**	**761.999**
Directivo	5	6		11	208.057	31.428	239.485
Profesional y Técnico	5	6	8	19	359.371	54.286	413.657
Obrero	2	3		5	94.571	14.286	108.857
Personal Contratado	**20**	**15**	**10**	**45**	**4.122.405**		**4.122.405**
Profesional y Técnico	20	15	10	45	4.122.405		4.122.405
TOTAL	32	30	18	80	4.784.404	100.000	4.884.404

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	22.181.132
4.02	Materiales, suministros y mercancías	5.706.237
4.03	Servicios no personales	11.983.834
4.04	Activos reales	1.586.497
4.07	Transferencias y donaciones	672.328.317
4.08	Otros gastos	671.358
	TOTAL	**714.457.375**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**704.746.127**
INGRESOS CORRIENTES ORDINARIOS	704.746.127
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	6.435.555
Venta de otros bienes y servicios	6.435.555
INGRESOS DE LA PROPIEDAD	8.621.118
Intereses	8.621.118
Intereses internos	8.621.118
Intereses por depósitos	8.621.118
OTROS INGRESOS	689.689.454
Otros ingresos ordinarios	689.689.454
1.2 GASTOS CORRIENTES	**712.870.878**
GASTOS DE CONSUMO	40.542.561
Remuneraciones	22.181.132
Sueldos, salarios y otras retribuciones	9.064.342
Beneficios y complementos de sueldos y salarios	8.658.125
Aportes patronales	1.059.398
Prestaciones sociales y otras indemnizaciones	1.734.639
Asistencia socioeconómica	1.664.628
Compra de bienes y servicios	15.868.239
Bienes de consumo	5.706.237
Servicios no personales	10.162.002
Impuestos indirectos	1.821.832
Depreciación y amortización	671.358
TRANSFERENCIAS Y DONACIONES CORRIENTES	672.328.317
Al sector privado	313.181.706
Transferencias corrientes al sector privado	312.681.706
Otras transferencias corrientes internas al sector privado	262.681.706
Transferencias corrientes a Consejos Comunales	50.000.000
Donaciones corrientes al sector privado	500.000
Donaciones a personas	500.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Al sector público	359.146.611
Transferencias corrientes al sector público	358.946.611
A los entes descentralizados sin fines empresariales para sus gastos	358.946.611
Donaciones corrientes al sector público	200.000
A los entes descentralizados sin fines empresariales	200.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(8.124.751)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(7.453.393)**
RECURSOS PROPIOS DE CAPITAL	(7.453.393)
Desahorro en Cuenta Corriente	(8.124.751)
Incremento de la depreciación y amortización acumuladas	671.358
2.2 GASTOS DE CAPITAL	**1.586.497**
INVERSIÓN REAL DIRECTA	1.586.497
Formación bruta de capital Fijo	961.497
Maquinaria, equipos y otros bienes muebles	961.497
Bienes intangibles	625.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(9.039.890)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**9.039.890**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	9.039.890
Disminución de otros activos financieros	9.039.890
Disminución de disponibilidades	9.039.890
Disminución de Bancos	9.039.890
3.2 APLICACIONES FINANCIERAS	**9.039.890**
DÉFICIT FINANCIERO	9.039.890

A1358

Universidad Nacional Experimental de la Seguridad (UNES)

UNIVERSIDAD NACIONAL EXPERIMENTAL DE LA SEGURIDAD (UNES)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Constitución de la República Bolivariana de Venezuela, consagra la competencia ineludible del Estado venezolano de garantizar la seguridad ciudadana en los ámbitos nacional, estadal y municipal, como base estratégica del desarrollo social. En tal sentido se creó la Universidad Nacional Experimental de la Seguridad (UNES), cuyo propósito es la transformación de la práctica social de la función del servicio de la seguridad ciudadana, fomentando la formación de hombres y mujeres integrantes de los Cuerpos de Seguridad ciudadana, en el marco de la ética, transparencia, confiabilidad y eficacia, abiertos a la participación popular y a la contraloría social permanente, dispuestos al servicio de la sociedad venezolana en el marco del ordenamiento jurídico vigente.

En consonancia con el proyecto "Fortalecimiento de la Universidad Nacional Experimental de la Seguridad", fueron contempladas para el primer semestre cinco (5) acciones específicas constituidas por cinco (5) procesos de selección, ingreso y certificación de discentes, y diez (10) programas académicos para la formación de nuevos funcionarios de Seguridad Ciudadana. Además de la formación académica en su definición más literal, se implementarán doce (12) proyectos de vinculación social, mediante los cuales la UNES se convierte en un elemento transformador de las comunidades en su área de influencia inmediata. Finalmente, como un elemento adicional y tan revolucionario como lo es el deporte, la recreación y la educación física, se potenciarán durante el primer semestre del 2012, cinco (5) procesos de formación física integral, bajo una nueva concepción del desarrollo del ser humano y la recreación como factor de cohesión y desarrollo comunitario.

En cuanto al Proyecto "Capacitación y Formación de Discentes, Funcionarios y Funcionarias de los distintos Cuerpos de Seguridad Ciudadana en los Centros de Formación a Nivel Nacional", la UNES se propone iniciar una nueva fase en su consolidación como órgano rector en materia de formación de los ciudadanos y las ciudadanas llamados a integrar los órganos de seguridad ciudadana del Estado Venezolano. Se tiene planteada la consolidación de once (11) Centros de Formación de los Órganos de Seguridad Ciudadana en un Sistema Integrado de Formación ubicados a manera de acciones específicas, contemplando a su vez programas curriculares, proyectos y cátedras que permitirán capacitar y formar a discentes, funcionarias y funcionarios de los distintos cuerpos de seguridad ciudadana a nivel nacional.

La Universidad Nacional Experimental de la Seguridad en el haber de su presupuesto para el ejercicio económico 2012, tomó como premisa principal la formación de 11.500 discentes que hoy se encuentran cursando estudios, limitando el logro del objetivo en cuanto a la inclusión de nuevo alumnado para la segunda cohorte de egresados del año 2012; así como la integración y consolidación de 11 Centros de Formación, siete de los cuales se encuentran en marcha desde el año precedente.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**395.504.172**
INGRESOS CORRIENTES ORDINARIOS	395.504.172
TRANSFERENCIAS CORRIENTES	395.504.172
Transferencias corrientes del sector público	395.504.172
Transferencias corrientes internas recibidas del sector público	395.504.172
De la República	395.504.172
INGRESOS DE CAPITAL	**118.445.404**
RECURSOS PROPIOS DE CAPITAL	3.949.576
Incremento de la depreciación y amortización acumuladas	3.949.576
TRANSFERENCIAS Y DONACIONES DE CAPITAL	114.495.828
Transferencias y donaciones de capital del sector público	114.495.828
Transferencias de capital recibidas del sector público	114.495.828
De la República	114.495.828
TOTAL RECURSOS	**513.949.576**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**387.453.748**
GASTOS DE CONSUMO	314.453.748
Remuneraciones	160.381.907
Sueldos, salarios y otras retribuciones	76.513.726
Beneficios y complementos de sueldos y salarios	27.421.620
Aportes patronales	9.697.425
Prestaciones sociales y otras indemnizaciones	9.507.303
Asistencia socioeconómica	37.241.833
Compra de bienes y servicios	124.663.265
Bienes de consumo	96.709.711
Servicios no personales	27.953.554
Impuestos indirectos	25.459.000
Depreciación y amortización	3.949.576
TRANSFERENCIAS Y DONACIONES CORRIENTES	73.000.000
Al sector privado	73.000.000
Transferencias corrientes al sector privado	73.000.000
Directas a personas	73.000.000
Otras transferencias directas a personas	73.000.000
GASTOS DE CAPITAL	**126.495.828**
INVERSIÓN REAL DIRECTA	126.495.828
Formación bruta de capital Fijo	126.495.828
Maquinaria, equipos y otros bienes muebles	14.495.828
Construcciones de bienes de dominio privado	100.000.000
Producción propia (gastos capitalizables)	12.000.000
Impuestos indirectos	12.000.000
TOTAL GASTOS	**513.949.576**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116233	Fortalecimiento de la Universidad Nacional Experimental de la Seguridad	Programa / Plan	460	460	32		210.050.538			210.050.538
116235	Capacitación y Formación de Discentes, Funcionarios y Funcionarias de los distintos Cuerpos de Seguridad Ciudadana en los Centros de Formación a Nivel Nacional	Alumno	3.450	8.050	11.500		186.090.090			186.090.090
	TOTAL						396.140.628			396.140.628

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		63.422.885			63.422.885
02	Gestión Administrativa	3.949.576	50.436.487			54.386.063
03	Previsión y Protección Social					
	TOTAL	3.949.576	113.859.372			117.808.948

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**162**	**216**		**378**	**12.095.538**		**12.095.538**
Alto Nivel y de Dirección	57	76		133	7.483.416		7.483.416
Obrero	105	140		245	4.612.122		4.612.122
Personal Contratado	**857**	**913**	**990**	**2.760**	**52.375.614**		**52.375.614**
Profesional y Técnico	463	616		1.079	25.884.864		25.884.864
Personal Docente	394	297	990	1.681	26.490.750		26.490.750
TOTAL	**1.019**	**1.129**	**990**	**3.138**	**64.471.152**		**64.471.152**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	160.381.907
4.02	Materiales, suministros y mercancías	96.709.711
4.03	Servicios no personales	65.412.554
4.04	Activos reales	114.495.828
4.07	Transferencias y donaciones	73.000.000
4.08	Otros gastos	3.949.576
	TOTAL	**513.949.576**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**395.504.172**
INGRESOS CORRIENTES ORDINARIOS	395.504.172
TRANSFERENCIAS CORRIENTES	395.504.172
Transferencias corrientes del sector público	395.504.172
Transferencias corrientes internas recibidas del sector público	395.504.172
De la República	395.504.172
Recursos Ordinarios	395.504.172
1.2 GASTOS CORRIENTES	**387.453.748**
GASTOS DE CONSUMO	314.453.748
Remuneraciones	160.381.907
Sueldos, salarios y otras retribuciones	76.513.726
Beneficios y complementos de sueldos y salarios	27.421.620
Aportes patronales	9.697.425
Prestaciones sociales y otras indemnizaciones	9.507.303
Asistencia socioeconómica	37.241.833
Compra de bienes y servicios	124.663.265
Bienes de consumo	96.709.711
Servicios no personales	27.953.554
Impuestos indirectos	25.459.000
Depreciación y amortización	3.949.576
TRANSFERENCIAS Y DONACIONES CORRIENTES	73.000.000
Al sector privado	73.000.000
Transferencias corrientes al sector privado	73.000.000
Directas a personas	73.000.000
Otras transferencias directas a personas	73.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**8.050.424**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**126.495.828**
RECURSOS PROPIOS DE CAPITAL	12.000.000
Ahorro en Cuenta Corriente	8.050.424
Incremento de la depreciación y amortización acumuladas	3.949.576
TRANSFERENCIAS Y DONACIONES DE CAPITAL	114.495.828
Transferencias y donaciones de capital del sector público	114.495.828
Transferencias de capital recibidas del sector público	114.495.828
De la República	114.495.828
2.2 GASTOS DE CAPITAL	**126.495.828**
INVERSIÓN REAL DIRECTA	126.495.828
Formación bruta de capital Fijo	126.495.828
Maquinaria, equipos y otros bienes muebles	14.495.828
Construcciones de bienes de dominio privado	100.000.000
Producción propia (gastos capitalizables)	12.000.000
Impuestos indirectos	12.000.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A1605

Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (FASMIJ)

FUNDACIÓN FONDO ADMINISTRATIVO DE SALUD PARA EL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA, DE SUS ÓRGANOS Y ENTES ADSCRITOS (FASMIJ)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación fue creada para garantizar la efectiva asistencia médica, seguros de vida, accidentes personales, hospitalización, cirugía, maternidad y gastos funerarios del personal activo y pasivo del Ministerio del Poder Popular para Relaciones Interiores y Justicia y sus entes adscritos, en sustitución del seguro privado, con la finalidad de administrar en concordancia con los principios constitucionales de transparencia, honestidad, equidad y justicia social, los recursos asignados para el servicio integral de salud, odontológico, oftalmológico, funerario, vida y accidentes personales.

La Fundación gestionará exclusivamente los recursos asignados presupuestariamente al mencionado Ministerio, sus órganos y entes adscritos, como aporte patronal al seguro de vida, accidentes personales, hospitalización, cirugía, maternidad y gastos funerarios, tanto para el personal activo como pasivo.

El diez por ciento (10%) del presupuesto asignado al "Fondo Administrado de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus órganos y entes adscritos (FASMIJ) será destinado a cubrir gastos operativos. Los intereses que se generen por fideicomisos, así como los ahorros obtenidos de la negociación con los proveedores serán dirigidos a la creación de fondos especiales que supongan aumentos en los beneficios contemplados inicialmente en el Fondo.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**434.936.205**
INGRESOS CORRIENTES ORDINARIOS	434.936.205
TRANSFERENCIAS CORRIENTES	434.936.205
Transferencias corrientes del sector público	434.936.205
Transferencias corrientes internas recibidas del sector público	434.936.205
De la República	195.507.895
De los entes descentralizados sin fines empresariales	239.428.310
INGRESOS DE CAPITAL	**1.938.039**
RECURSOS PROPIOS DE CAPITAL	1.938.039
Incremento de la depreciación y amortización acumuladas	1.938.039
TOTAL RECURSOS	**436.874.244**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**432.889.484**
GASTOS DE CONSUMO	402.614.388
Remuneraciones	358.161.643
Sueldos, salarios y otras retribuciones	13.155.085
Beneficios y complementos de sueldos y salarios	6.377.816
Aportes patronales	1.160.620
Prestaciones sociales y otras indemnizaciones	1.262.256
Asistencia socioeconómica	336.150.866
Otros gastos de personal	55.000
Compra de bienes y servicios	9.653.300
Bienes de consumo	2.790.900
Servicios no personales	6.862.400
Impuestos indirectos	32.861.406
Depreciación y amortización	1.938.039
TRANSFERENCIAS Y DONACIONES CORRIENTES	30.275.096
Al sector privado	30.275.096
Transferencias corrientes al sector privado	30.275.096
Directas a personas	30.275.096
Pensiones y otros beneficios asociados	7.644.606
Jubilaciones y otros beneficios asociados	22.630.490
GASTOS DE CAPITAL	**3.984.760**
INVERSIÓN REAL DIRECTA	3.984.760
Formación bruta de capital Fijo	3.984.760
Maquinaria, equipos y otros bienes muebles	3.984.760
TOTAL GASTOS	**436.874.244**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116267	Asistencia de Salud Integral	Caso Atendido	44.957	36.783	81.740		175.957.105		215.485.480	391.442.585
	TOTAL						**175.957.105**		**215.485.480**	**391.442.585**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		19.550.790		9.308.770	28.859.560
02	Gestión Administrativa	1.938.039			14.634.060	16.572.099
	TOTAL	**1.938.039**	**19.550.790**		**23.942.830**	**45.431.659**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**115**	**105**	**55**	**275**	**6.920.814**		**6.920.814**
Directivo	22	20	14	56	1.481.152		1.481.152
Profesional y Técnico	53	55	18	126	2.937.174		2.937.174
Personal Administrativo	32	24	19	75	1.739.288		1.739.288
Personal Médico	1	1	4	6	367.200		367.200
Obrero	7	5		12	396.000		396.000
Personal Contratado	**13**	**13**		**26**	**1.476.000**		**1.476.000**
Personal Administrativo	13	13		26	1.476.000		1.476.000
TOTAL	**128**	**118**	**55**	**301**	**8.396.814**		**8.396.814**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	358.161.643
4.02	Materiales, suministros y mercancías	2.790.900
4.03	Servicios no personales	39.723.806
4.04	Activos reales	3.984.760
4.07	Transferencias y donaciones	30.275.096
4.08	Otros gastos	1.938.039
	TOTAL	**436.874.244**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**434.936.205**
INGRESOS CORRIENTES ORDINARIOS	434.936.205
TRANSFERENCIAS CORRIENTES	434.936.205
Transferencias corrientes del sector público	434.936.205
Transferencias corrientes internas recibidas del sector público	434.936.205
De la República	195.507.895
Recursos Ordinarios	195.507.895
De los entes descentralizados sin fines empresariales	239.428.310
1.2 GASTOS CORRIENTES	**432.889.484**
GASTOS DE CONSUMO	402.614.388
Remuneraciones	358.161.643
Sueldos, salarios y otras retribuciones	13.155.085
Beneficios y complementos de sueldos y salarios	6.377.816
Aportes patronales	1.160.620
Prestaciones sociales y otras indemnizaciones	1.262.256
Asistencia socioeconómica	336.150.866
Otros gastos de personal	55.000
Compra de bienes y servicios	9.653.300
Bienes de consumo	2.790.900
Servicios no personales	6.862.400
Impuestos indirectos	32.861.406
Depreciación y amortización	1.938.039
TRANSFERENCIAS Y DONACIONES CORRIENTES	30.275.096
Al sector privado	30.275.096
Transferencias corrientes al sector privado	30.275.096

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Directas a personas	30.275.096
Pensiones y otros beneficios asociados	7.644.606
Jubilaciones y otros beneficios asociados	22.630.490
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.046.721**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.984.760**
RECURSOS PROPIOS DE CAPITAL	3.984.760
Ahorro en Cuenta Corriente	2.046.721
Incremento de la depreciación y amortización acumuladas	1.938.039
2.2 GASTOS DE CAPITAL	**3.984.760**
INVERSIÓN REAL DIRECTA	3.984.760
Formación bruta de capital Fijo	3.984.760
Maquinaria, equipos y otros bienes muebles	3.984.760
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

32
Defensoría del Pueblo

Defensoría del Pueblo
A0412 Fundación Juan Vives Suriá

A0412

Fundación Juan Vives Suriá

FUNDACIÓN JUAN VIVES SURIÁ

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Juan Vives Suriá es una institución adscrita a la Defensoría del Pueblo, que desarrolla estrategias de educación, investigación y divulgación desde un enfoque crítico de los derechos humanos, dirigidas a todas las personas, comunidades, organizaciones, movimientos sociales e instituciones del Estado, para contribuir con la transformación social fundamentada en los valores de justicia social, equidad, igualdad, libertad, cooperación, solidaridad, honestidad y corresponsabilidad desde la construcción de experiencias significativas.

La visión de la Fundación es contribuir con la construcción de una cultura crítica y liberadora de derechos humanos como medio para fortalecer los procesos de cambio social protagonizados por los pueblos de Venezuela, América Latina y el Caribe, dirigidos a la transformación de los valores, las relaciones y los modos de vida, tanto en el ámbito público como privado, para el logro de sociedades justas, plurales, a favor de la paz y realmente democráticas.

Para el ejercicio económico 2012 la Fundación Juan Vives Suriá contará con recursos ordinarios recibidos de parte del Ejecutivo Nacional, que ascienden a la cantidad de **Dos Millones Cien Mil Bolívares exactos (Bs. 2.100.000,00)** y recursos provenientes de las economías que ascienden a la cantidad de **Dos Millones Seiscientos Cincuenta y Cuatro Mil Cuarenta Bolívares exactos (Bs. 2.654.040,00),** que suman un gran total de **Cuatro Millones Setecientos Cincuenta y Cuatro Mil Cuarenta Bolívares exactos (Bs. 4.754.040).**

Con esta cantidad de recursos, la Fundación conjuntamente con la Escuela de derechos Humanos, pretende extender el alcance de su formación en materia de Derechos Humanos a por lo menos ocho (8) estados adicionales con el fin de dotar de herramientas que le permitan a ciudadanos y ciudadanas conocer, promover y defender sus derechos humanos y fundamentales propios y los de sus colectivos.

Es el caso que para acometer y dar alcance a todas y cada una de nuestras metas contamos con profesionales calificados, excelente talento humano y una completa infraestructura que se pretende fortalecer en pro de prestar un mejor servicio que permita fomentar una cultura de promoción y defensa de Derechos Humanos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**2.100.000**
INGRESOS CORRIENTES ORDINARIOS	2.100.000
TRANSFERENCIAS CORRIENTES	2.100.000
Transferencias corrientes del sector público	2.100.000
Transferencias corrientes internas recibidas del sector público	2.100.000
De la República	2.100.000
FUENTES DE FINANCIAMIENTO	**2.654.040**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.654.040
Disminución de otros activos financieros	2.654.040
Disminución de disponibilidades	2.654.040
Disminución de caja	2.654.040
TOTAL RECURSOS	**4.754.040**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**4.098.040**
GASTOS DE CONSUMO	3.498.040
Remuneraciones	2.344.000
Sueldos, salarios y otras retribuciones	1.092.000
Beneficios y complementos de sueldos y salarios	647.933
Aportes patronales	63.800
Prestaciones sociales y otras indemnizaciones	274.833
Asistencia socioeconómica	265.434
Compra de bienes y servicios	1.154.040
Bienes de consumo	500.000
Servicios no personales	654.040
TRANSFERENCIAS Y DONACIONES CORRIENTES	600.000
Al sector privado	600.000
Donaciones corrientes al sector privado	600.000
Donaciones a personas	600.000
GASTOS DE CAPITAL	**656.000**
INVERSIÓN REAL DIRECTA	656.000
Formación bruta de capital Fijo	656.000
Maquinaria, equipos y otros bienes muebles	656.000
TOTAL GASTOS	**4.754.040**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116369	Educación, Investigación y Promoción en materia de Derechos Humanos	Persona Capacitada	7.200	4.800	12.000	1.000.000	2.100.000			3.100.000
TOTAL						**1.000.000**	**2.100.000**			**3.100.000**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	1.148.040				1.148.040
02	Gestión Administrativa	506.000				506.000
TOTAL		**1.654.040**				**1.654.040**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**6**	**3**	**1**	**10**	**392.000**		**392.000**
Alto Nivel y de Dirección	1			1	120.000		120.000
Profesional y Técnico	2	1		3	110.000		110.000
Personal Administrativo	2	1		3	90.000		90.000
Obrero	1	1	1	3	72.000		72.000
Personal Contratado	**7**	**6**		**13**	**700.000**		**700.000**
Profesional y Técnico	7	6		13	700.000		700.000
TOTAL	**13**	**9**	**1**	**23**	**1.092.000**		**1.092.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	2.344.000
4.02	Materiales, suministros y mercancías	500.000
4.03	Servicios no personales	654.040
4.04	Activos reales	656.000
4.07	Transferencias y donaciones	600.000
	TOTAL	**4.754.040**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.100.000**
INGRESOS CORRIENTES ORDINARIOS	2.100.000
TRANSFERENCIAS CORRIENTES	2.100.000
Transferencias corrientes del sector público	2.100.000
Transferencias corrientes internas recibidas del sector público	2.100.000
De la República	2.100.000
Recursos Ordinarios	2.100.000
1.2 GASTOS CORRIENTES	**4.098.040**
GASTOS DE CONSUMO	3.498.040
Remuneraciones	2.344.000
Sueldos, salarios y otras retribuciones	1.092.000
Beneficios y complementos de sueldos y salarios	647.933
Aportes patronales	63.800
Prestaciones sociales y otras indemnizaciones	274.833
Asistencia socioeconómica	265.434
Compra de bienes y servicios	1.154.040
Bienes de consumo	500.000
Servicios no personales	654.040
TRANSFERENCIAS Y DONACIONES CORRIENTES	600.000
Al sector privado	600.000
Donaciones corrientes al sector privado	600.000
Donaciones a personas	600.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.998.040)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.998.040)**
RECURSOS PROPIOS DE CAPITAL	(1.998.040)
Desahorro en Cuenta Corriente	(1.998.040)

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**656.000**
INVERSIÓN REAL DIRECTA	656.000
Formación bruta de capital Fijo	656.000
Maquinaria, equipos y otros bienes muebles	656.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(2.654.040)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.654.040**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.654.040
Disminución de otros activos financieros	2.654.040
Disminución de disponibilidades	2.654.040
Disminución de caja	2.654.040
3.2 APLICACIONES FINANCIERAS	**2.654.040**
DÉFICIT FINANCIERO	2.654.040

33
Vicepresidencia de la República

Vicepresidencia de la República

A0010 Instituto Autónomo Comisión Nacional de Telecomunicaciones (CONATEL)
A0015 Corporación de Desarrollo de la Región Central (CORPOCENTRO)
A0016 Corporación de Desarrollo de la Región de los Llanos (CORPOLLANOS)
A0018 Corporación de Desarrollo de la Región de los Andes (CORPOANDES)
A0019 Corporación de Desarrollo de la Región Zuliana (CORPOZULIA)
A0312 Fundación para el Desarrollo de la Región Centro Occidental de Venezuela (FUDECO)
A0411 Fundación Pro-Patria 2000
A0460 Fundación Misión Milagro
A0830 Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)
A0908 Servicio Nacional de Contrataciones
A0939 Instituto Nacional de Aeronáutica Civil (INAC)

A0010

Instituto Autónomo Comisión Nacional de Telecomunicaciones (CONATEL)

INSTITUTO AUTÓNOMO COMISIÓN NACIONAL DE TELECOMUNICACIONES (CONATEL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Comisión Nacional de Telecomunicaciones (CONATEL) dirigirá sus Acciones y Proyectos hacia la profundización del impacto social, que ha venido generándose desde años anteriores, apoyado en el fortalecimiento y desarrollo del sector de telecomunicaciones, mejorando las condiciones necesarias y suficientes de la información, para garantizar la producción, divulgación y uso social de las telecomunicaciones, cualquiera sea la modalidad de metodologías y/o operaciones, empleadas en la estructura social de Venezuela, a fin de consolidar el Sistema Nacional de Telecomunicaciones, como instrumento para avanzar en la inclusión social, fortalecer la democracia participativa y la formación ciudadana.

En este sentido, CONATEL elaboró su presupuesto para el año 2012 en base a las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013, trabajando de forma integrada, entorno a los objetivos comunes, claros y compartidos, con las diferentes instituciones del sector público, garantizando la máxima transparencia en la acción gubernamental y logrando una implicación mayor de los ciudadanos y ciudadanas, en los asuntos públicos.

De igual manera, los proyectos desarrollarán acciones que promoverán e implementarán la desagregación por género del personal activo y pasivo y por tipos de cargos, a efectos de garantizar condiciones de igualdad y equidad entre hombres y mujeres, en la capacitación e incorporación a la seguridad social, en el cumplimiento de las leyes que protegen a los trabajadores y trabajadoras, destacando su participación en la consecución de los proyectos y/o acciones centralizadas, en el orden social, así como, en la implementación, ampliación, mejoramiento y desarrollo de sistemas de información, redes de acceso a la comunicación y tecnología, para así atender las necesidades y demandas que existen en la sociedad venezolana e incentivando la participación directa de los ciudadanos y ciudadanas, garantizando que las telecomunicaciones, formen parte de la promoción y defensa de la soberanía nacional, bajo el enfoque de la nueva geopolítica y de conformidad con la gestión pública, en pro de avanzar y profundizar el Desarrollo del Proyecto Socialista del Siglo XXI; así mismo, estas Acciones y Proyectos, promoverán los cinco (5) lineamientos estratégicos institucionales, a saber;

- Participación Ciudadana
- Presencia Regional
- Desarrollo y Democratización del Sector
- Cooperación Interinstitucional
- Gestión Institucional

Participación Ciudadana

CONATEL continuará impulsando el modelo comunicacional inclusivo en radio y televisión, para lograr que los ciudadanos y comunidades organizadas, se conviertan en sujetos activos y críticos del hecho comunicacional, especialmente de los sectores excluidos, a través de una agenda temática contentiva de trabajo, donde participarán las comunidades organizadas, cooperativas, estudiantes, sector público y ciudadanía en general.

Por otra parte, la Comisión siguiendo con los compromisos asumidos, dará continuidad al fortalecimiento de los vínculos entre las comunidades y el gobierno nacional, en materia de telecomunicaciones, para consolidar el nuevo Modelo de Comunicación, ya que en esta democracia participativa y protagónica, las voces del pueblo son pilares fundamentales en el hecho comunicacional, por lo que los medios comunitarios son del pueblo y para el pueblo.

Presencia Regional

La Comisión en el 2012, dará continuidad a las acciones para el fortalecimiento de la presencia regional a nivel nacional de sus oficinas, a fin de facilitar el acceso y acercamiento de CONATEL a las comunidades, a nivel regional. A través de estas oficinas, se podrán atender las solicitudes, sugerencias, reclamos y/o denuncias, que las comunidades y operadores regionales realicen, evitando los traslados hasta la sede central. Adicionalmente, cada oficina estará equipada con la tecnología para monitorear y analizar las señales de radio y TV abiertas, a fin de verificar el cumplimiento del marco legal, establecido en la Ley de Responsabilidad Social en Radio y Televisión.

Desarrollo y Democratización del Sector

El equipo técnico de la Comisión, seguirá trabajando desde una perspectiva multidimensional, poniendo especial énfasis en las comunidades del interior del país, brindándoles apoyo técnico, económico, legal y social, proporcionándoles la capacitación y adiestramiento, necesarios para el desarrollo de actividades ligadas a la operación de los puntos de acceso y las emisoras de radio y televisión comunitarias, masificando el acceso y uso de las tecnologías de información y comunicación, a fin de que sean atendidas las necesidades de las comunidades, relacionadas con el intercambio de información, inherente a su problemática local y las diversas actividades productivas existentes y potenciales.

Para garantizar el acceso al desarrollo, explotación y uso de las telecomunicaciones, de la informática y de los servicios postales, a todos los ciudadanos, asociaciones comunitarias de ciudadanos y asociaciones socio-productivas, independientemente de su ubicación geográfica o su poder adquisitivo, así como la generación de contenidos independientes de la propiedad de los medios de transmisión, que contribuyan a compartir el conocimiento, necesario para el desarrollo del nuevo modelo socio-productivo, se continuará con la instalación de Puntos de Acceso, cuyo objetivo es propiciar la reducción de los desequilibrios existentes en el acceso a la información, capacitación, creación y producción, mediante el uso de las Tecnologías de Información y Comunicación (TIC`s), como herramientas habilitadoras del desarrollo local. Adicionalmente, brindará conectividad a los organismos y dependencias del Estado, incluidos en las Obligaciones del Servicio Universal de Telecomunicaciones.

Así mismo, el Centro de Documentación en Telecomunicaciones (CEDITEL), seguirá desarrollando el proyecto de formación y promoción para el uso y democratización de las TIC's como herramienta de apoyo en el desarrollo nacional, a través de una serie de acciones formativas (cursos especializados, foros, charlas y talleres), tanto en la modalidad presencial como a distancia, para la capacitación de comunidades organizadas, otras formas de asociaciones solidarias, cooperativas, organismos del Estado, estudiantes, universidades públicas y privadas, empresas vinculadas al sector, así como a los empleados de CONATEL, con el objetivo de incrementar y fortalecer sus capacidades, por lo que para el año 2012 se estima realizar 98 cursos para capacitar 2.640 personas, producto de la ejecución de este proyecto como herramienta de apoyo en pro del desarrollo nacional.

Cooperación Interinstitucional

La Comisión Nacional de Telecomunicaciones, contribuyendo con el rol social que viene promoviendo el Ejecutivo Nacional, a través de diferentes iniciativas adelantadas conjuntamente con otras instituciones del Estado, está trabajando en el proceso de democratización de los servicios de radio y televisión, ejemplo de ello es el apoyo a los Medios Alternativos y Comunitarios y la promoción de la Producción Nacional Independiente. Como muestra de respaldo, desarrolla un programa de capacitación para que los Productores Nacionales Independientes, cuenten con las herramientas necesarias, que les permitan generar contenidos ajustados a los principios y valores establecidos en la Ley Responsabilidad Social en Radio y Televisión.

En este sentido, el presupuesto elaborado permitirá propiciar el logro de los lineamientos de la Vicepresidencia de la República Bolivariana de Venezuela, específicamente, en el área estratégica "Fortalecer el Desarrollo de las Telecomunicaciones", en donde las telecomunicaciones, entendidas como un derecho humano, se conviertan en herramientas habilitadoras de la socialización del conocimiento y que contribuyan al desarrollo social, económico, político, territorial y cultural del país, de conformidad con los lineamientos del Plan de Desarrollo Económico y Social de la Nación en Radio y Televisión.

Gestión Institucional

La Gestión Institucional en CONATEL, ha estado orientada a potenciar la eficacia, eficiencia y transparencia, con el fin de responder satisfactoria y oportunamente, a las necesidades y exigencias de los usuarios, las usuarias y comunidad en general, en materia de telecomunicaciones.

Para el ejercicio fiscal 2012, CONATEL tiene previsto ejecutar el proyecto de reorganización institucional que conduzca a la Modernización de la Comisión. En este sentido, se ha trazado implementar una estrategia que tiene como objetivo fundamental, adecuar los procesos organizacionales existentes, orientados a mejorar la calidad del servicio, afianzar la eficiencia e impulsar la productividad, con la finalidad de responder a las nuevas demandas nacionales e internacionales del sector, que se focalizan en la socialización del uso y aplicación de las telecomunicaciones y en democratizar su acceso.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**259.009.834**
INGRESOS CORRIENTES ORDINARIOS	259.009.834
INGRESOS NO TRIBUTARIOS	237.027.674
Tasas	61.075.982
Ingresos por contribuciones especiales	175.951.692
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.982.160
Venta de otros bienes y servicios	1.982.160
INGRESOS DE OPERACIÓN	20.000.000
Ingresos financieros de instituciones financieras	20.000.000
INGRESOS DE CAPITAL	**3.269.787**
RECURSOS PROPIOS DE CAPITAL	3.269.787
Incremento de la depreciación y amortización acumuladas	3.269.787
FUENTES DE FINANCIAMIENTO	**1.490.281.930**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.036.121.017
Disminución de otros activos financieros	1.036.121.017
Disminución de disponibilidades	1.036.121.017
Disminución de inversiones temporales	1.036.121.017
INCREMENTO DEL PATRIMONIO	454.160.913
Incremento del capital	454.160.913
Incremento del capital fiscal e institucional	454.160.913
TOTAL RECURSOS	**1.752.561.551**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**423.053.406**
GASTOS DE CONSUMO	369.513.603
Remuneraciones	283.020.179
Sueldos, salarios y otras retribuciones	134.318.084
Beneficios y complementos de sueldos y salarios	53.297.798
Aportes patronales	7.922.316
Prestaciones sociales y otras indemnizaciones	20.622.777
Asistencia socioeconómica	60.896.204
Otros gastos de personal	5.963.000
Compra de bienes y servicios	69.997.789
Bienes de consumo	15.548.171
Servicios no personales	54.449.618
Impuestos indirectos	13.225.848
Depreciación y amortización	3.269.787
TRANSFERENCIAS Y DONACIONES CORRIENTES	53.539.803
Al sector privado	42.316.703
Transferencias corrientes al sector privado	31.966.703
Directas a personas	31.966.703
Pensiones y otros beneficios asociados	460.385
Jubilaciones y otros beneficios asociados	4.219.453
Otras transferencias directas a personas	27.286.865
Donaciones corrientes al sector privado	10.350.000
Donaciones a personas	10.000.000
Donaciones a instituciones sin fines de lucro	350.000
Al sector público	11.162.900
Transferencias corrientes al sector público	112.900
A la República	35.000
A los entes descentralizados sin fines empresariales para sus gastos	77.900
Donaciones corrientes al sector público	11.050.000
A la República	10.920.000
A los entes descentralizados sin fines empresariales	130.000
Al sector externo	60.200
Transferencias corrientes al exterior	60.200
A organismos internacionales	60.200

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS DE CAPITAL	**38.660.617**
INVERSIÓN REAL DIRECTA	38.360.617
Formación bruta de capital fijo	21.714.222
Maquinaria, equipos y otros bienes muebles	7.021.622
Construcciones de bienes de dominio privado	14.692.600
Bienes intangibles	16.646.395
INVERSIÓN FINANCIERA	300.000
Aportes en acciones y participaciones de capital	300.000
Al sector privado	300.000
APLICACIONES FINANCIERAS	**1.290.847.528**
INVERSIÓN FINANCIERA	3.469.787
Incremento de otros activos financieros	3.469.787
Incremento de disponibilidades	3.469.787
Incremento de caja	3.469.787
DISMINUCIÓN DE PASIVOS	500.000
Disminución de cuentas y efectos por pagar	500.000
Disminución de cuentas y efectos por pagar a corto plazo	500.000
Disminución de efectos por pagar a proveedores a corto plazo	500.000
DISMINUCIÓN DEL PATRIMONIO	1.286.877.741
Disminución del capital	1.286.877.741
Disminución del capital fiscal e institucional	1.286.877.741
TOTAL GASTOS	**1.752.561.551**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114.061	Fomento y Promoción de la Producción Nacional Independiente a través del Fondo de Responsabilidad Social (FRS)	Hora			633	147.199.944				147.199.944
114.773	Fortalecimiento de los Medios Comunitarios en el Marco de la Comunicación Popular	Medio Alternativo Comunitario			186	30.292.463				30.292.463
114.895	Ejecución de las Obligaciones del Servicio Universal de Telecomunicaciones.	Kilómetro de Red			3.223	1.148.481.880				1.148.481.880
114.901	Desarrollo y Fortalecimiento de las Capacidades de los Ciudadanos en el Tema de las Tecnologías de Información y Comunicación (TIC).	Taller / Curso			98	2.565.469				2.565.469
115.225	Fortalecimiento de las Organizaciones de Usuarios y Usuarias (OUU) para Ejercer la Contraloría Social en Radio, Televisión y Medios Electrónicos.	Organización			50	1.703.035				1.703.035
115.230	Fortalecimiento de la Presencia Regional de CONATEL en el Territorio Nacional.	Oficina			1	7.475.155				7.475.155

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115.236	Desarrollo de un Sistema de Información Estadístico que Reemplace el Actual Observatorio Estadístico de CONATEL.	Sistema			1	1.273.729				1.273.729
116.421	Modernización de la Comisión Nacional de Telecomunicaciones (CONATEL).	Institución Fortalecida			1	865.614				865.614
TOTAL						1.339.857.289				1.339.857.289

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	281.881.129				281.881.129
02	Gestión Administrativa	126.143.295				126.143.295
03	Previsión y Protección Social	4.679.838				4.679.838
TOTAL		412.704.262				412.704.262

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**133**	**188**	**14**	**335**	**12.192.904**		**12.192.904**
Alto Nivel y de Dirección	6	15	2	23	2.793.559		2.793.559
Profesional y Técnico	59	54	3	116	4.981.910		4.981.910
Administrativo	28	18		46	1.064.196		1.064.196
Obrero	40	101	9	150	3.353.239		3.353.239
Personal Contratado	**310**	**253**	**42**	**605**	**19.986.395**		**19.986.395**
Profesional y Técnico	292	240	42	574	19.267.252		19.267.252
Administrativo	18	13		31	719.143		719.143
TOTAL	**443**	**441**	**56**	**940**	**32.179.299**		**32.179.299**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1**	**1**	**2**	**460.385**
Empleado	1	1	2	460.385
Jubilados	**20**	**9**	**29**	**4.219.453**
Alto Nivel y de Dirección		1	1	381.936
Empleado	20	8	28	3.837.517
TOTAL	**21**	**10**	**31**	**4.679.838**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	283.020.179
4.02	Materiales, suministros y mercancías	15.548.171
4.03	Servicios no personales	72.169.642
4.04	Activos reales	38.360.617
4.05	Activos financieros	3.769.787
4.07	Transferencias y donaciones	1.335.923.368
4.08	Otros gastos	3.269.787
4.11	Disminución de pasivos	500.000
	TOTAL	**1.752.561.551**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**259.009.834**
INGRESOS CORRIENTES ORDINARIOS	259.009.834
INGRESOS NO TRIBUTARIOS	**237.027.674**
INGRESOS NO TRIBUTARIOS	237.027.674
Tasas	61.075.982
Ingresos por contribuciones especiales	175.951.692
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.982.160
Venta de otros bienes y servicios	1.982.160
INGRESOS DE OPERACIÓN	20.000.000
Ingresos financieros de instituciones financieras	20.000.000
1.2 GASTOS CORRIENTES	**423.053.406**
GASTOS DE CONSUMO	369.513.603
Remuneraciones	283.020.179
Sueldos, salarios y otras retribuciones	134.318.084
Beneficios y complementos de sueldos y salarios	53.297.798
Aportes patronales	7.922.316
Prestaciones sociales y otras indemnizaciones	20.622.777
Asistencia socioeconómica	60.896.204
Otros gastos de personal	5.963.000
Compra de bienes y servicios	69.997.789
Bienes de consumo	15.548.171
Servicios no personales	54.449.618
Impuestos indirectos	13.225.848
Depreciación y amortización	3.269.787
TRANSFERENCIAS Y DONACIONES CORRIENTES	53.539.803
Al sector privado	42.316.703
Transferencias corrientes al sector privado	31.966.703
Directas a personas	31.966.703
Pensiones y otros beneficios asociados	460.385
Jubilaciones y otros beneficios asociados	4.219.453
Otras transferencias directas a personas	27.286.865

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2012
Donaciones corrientes al sector privado	10.350.000
Donaciones a personas	10.000.000
Donaciones a instituciones sin fines de lucro	350.000
Al sector público	11.162.900
Transferencias corrientes al sector público	112.900
A la República	35.000
A los entes descentralizados sin fines empresariales para sus gastos	77.900
Donaciones corrientes al sector público	11.050.000
A la República	10.920.000
A los entes descentralizados sin fines empresariales	130.000
Al sector externo	60.200
Transferencias corrientes al exterior	60.200
A organismos internacionales	60.200
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(164.043.572)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(160.773.785)**
RECURSOS PROPIOS DE CAPITAL	(160.773.785)
Desahorro en cuenta corriente	(164.043.572)
Incremento de la depreciación y amortización acumuladas	3.269.787
2.2 GASTOS DE CAPITAL	**38.660.617**
INVERSIÓN REAL DIRECTA	38.360.617
Formación bruta de capital fijo	21.714.222
Maquinaria, equipos y otros bienes muebles	7.021.622
Construcciones de bienes de dominio privado	14.692.600
Bienes intangibles	16.646.395
INVERSIÓN FINANCIERA	300.000
Aportes en acciones y participaciones de capital	300.000
Al sector privado	300.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(199.434.402)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.490.281.930**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.036.121.017
Disminución de otros activos financieros	1.036.121.017
Disminución de disponibilidades	1.036.121.017
Disminución de inversiones temporales	1.036.121.017
INCREMENTO DEL PATRIMONIO	454.160.913
Incremento del capital	454.160.913
Incremento del capital fiscal e institucional	454.160.913
3.2 APLICACIONES FINANCIERAS	**1.490.281.930**
INVERSIÓN FINANCIERA	3.469.787
Incremento de otros activos financieros	3.469.787
Incremento de disponibilidades	3.469.787
Incremento de caja	3.469.787
DISMINUCIÓN DE PASIVOS	500.000
Disminución de cuentas y efectos por pagar	500.000
Disminución de cuentas y efectos por pagar a corto plazo	500.000
Disminución de efectos por pagar a proveedores a corto plazo	500.000
DISMINUCIÓN DEL PATRIMONIO	1.286.877.741
Disminución del capital	1.286.877.741
Disminución del capital fiscal e institucional	1.286.877.741
DÉFICIT FINANCIERO	199.434.402

A0015

Corporación de Desarrollo de la Región Central (CORPOCENTRO)

CORPORACIÓN DE DESARROLLO DE LA REGIÓN CENTRAL (CORPOCENTRO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Corporación de Desarrollo de la Región Central (Corpocentro), es un organismo adscrito a la Vicepresidencia de la República, según Decreto No. 7.408, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela No. 39.422, de fecha 12 de mayo de 2010. Su objetivo principal, inicialmente se orientó hacia la promoción del desarrollo armónico, endógeno, integral, sustentable y sostenido, de los estados Aragua, Carabobo, Cojedes, Miranda, Vargas y Distrito Capital que integran la Región Central. Actualmente cumple el rol de Oficina Técnica Regional del Fondo de Compensación Interterritorial de acuerdo a lo establecido por el Reglamento de la Ley Orgánica del Consejo Federal de Gobierno, recientemente reformado mediante Decreto N° 8.146 de fecha 12 de abril de 2011, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.655 de fecha 13 de abril de 2011, y en ese sentido, su ámbito de acción se extiende ahora a la Región Central 1 la cual agrupa a los estados Aragua y Carabobo.

Dentro de este marco, para el ejercicio fiscal 2012, Corpocentro, se ha propuesto la consolidación de un sistema de asistencia técnica integral y transversal que permita la transferencia de conocimientos a las organizaciones de base comunitarias en la formulación y gestión tecno-política de proyectos, que conlleven al empoderamiento popular.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Corporación en el año 2012, se estiman en Diecinueve Millones Ochocientos Ochenta y Cinco Mil Doscientos Cuarenta y Ocho Bolívares (Bs. 19.885.248), provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	18.785.248
– Recursos Propios	Bs.	1.100.000
– **Total**		**19.885.248**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Corporación presenta una estructura de gastos conformada por una Acción Centralizada que demanda la cantidad de Diecinueve Millones Ochocientos Ochenta y Cinco Mil Doscientos Cuarenta y Ocho Bolívares Exactos (Bs. 19.885.248); en tanto que, por partidas presupuestarias, la distribución es la siguiente

– Gastos de Personal	Bs.	16.608.891
– Servicios No Personales	Bs.	263.000
– Transferencias y Donaciones	Bs.	1.913.357
– Otros Gastos	Bs.	800.000
– Disminución de Pasivos	Bs.	300.000
– **Total**		**19.885.248**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a Corpocentro, en el ejercicio presupuestario 2012, se orientarán a la consolidación de la Oficina Técnica Regional Central 1, cuyo ámbito comprende a los estados Aragua y Carabobo.

- **RESULTADOS ECONOMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	800.000
– Cuenta Capital:	Equilibrio	Bs.	0

- **CUENTAS FINANCIERAS:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por la cantidad de Bs. 300.000, la cual se destinará a cancelar cuentas y efectos a pagar por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**18.785.248**
INGRESOS CORRIENTES ORDINARIOS	18.785.248
TRANSFERENCIAS CORRIENTES	18.785.248
Transferencias corrientes del sector público	18.785.248
Transferencias corrientes internas recibidas del sector público	18.785.248
De la República	18.785.248
INGRESOS DE CAPITAL	**800.000**
RECURSOS PROPIOS DE CAPITAL	800.000
Incremento de la depreciación y amortización acumuladas	800.000
FUENTES DE FINANCIAMIENTO	**300.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	300.000
Disminución de otros activos financieros	300.000
Disminución de disponibilidades	300.000
Disminución de Bancos	300.000
TOTAL RECURSOS	**19.885.248**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**19.585.248**
GASTOS DE CONSUMO	17.671.891
Remuneraciones	16.608.891
Sueldos, salarios y otras retribuciones	16.608.891
Compra de bienes y servicios	263.000
Servicios no personales	263.000
Depreciación y amortización	800.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.913.357
Al sector privado	1.913.357
Transferencias corrientes al sector privado	1.913.357
Directas a personas	1.913.357
Pensiones y otros beneficios asociados	271.487
Jubilaciones y otros beneficios asociados	1.641.870
APLICACIONES FINANCIERAS	**300.000**
DISMINUCIÓN DE PASIVOS	300.000
Disminución de cuentas y efectos por pagar	300.000
Disminución de cuentas y efectos por pagar a corto plazo	300.000
Disminución de aportes patronales y retenciones laborales por pagar	262.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	97.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	35.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	40.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	40.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	25.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	25.000
Disminución cuentas por pagar a proveedores a corto plazo	38.000
TOTAL GASTOS	**19.885.248**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		16.608.891			16.608.891
02	Gestión Administrativa	1.100.000	263.000			1.363.000
03	Previsión y Protección Social		1.913.357			1.913.357
	TOTAL	**1.100.000**	**18.785.248**			**19.885.248**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**73**	**63**	**3**	**139**	**2.281.387**	**747.698**	**3.029.085**
Directivo	1	2	3	6	58.938	32.528	91.466
Profesional y Técnico	46	11		57	763.189	356.435	1.119.624
Personal Administrativo	14	1		15	171.967	66.673	238.640
Obrero	12	49		61	1.287.293	292.062	1.579.355
Personal Contratado	**61**	**23**		**84**	**1.296.583**		**1.296.583**
Profesional y Técnico	40	16		56	978.648		978.648
Personal Administrativo	21	7		28	317.935		317.935
TOTAL	**134**	**86**	**3**	**223**	**3.577.970**	**747.698**	**4.325.668**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1**	**3**	**4**	**271.487**
Obreros		2	2	125.694
Empleados	1	1	2	145.793
Jubilados	**10**	**11**	**21**	**1.641.870**
Obreros		1	1	62.035
Empleados	10	10	20	1.579.835
TOTAL	**11**	**14**	**25**	**1.913.357**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	16.608.891
4.03	Servicios no personales	263.000
4.07	Transferencias y donaciones	1.913.357
4.08	Otros gastos	800.000
4.11	Disminución de pasivos	300.000
	TOTAL	**19.885.248**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**18.785.248**
INGRESOS CORRIENTE ORDINARIO	18.785.248
TRANSFERENCIAS CORRIENTES	18.785.248
Transferencias corrientes del sector público	18.785.248
Transferencias corrientes internas recibidas del sector público	18.785.248
De la República	18.785.248
Recursos Ordinarios	18.785.248
1.2 GASTOS CORRIENTES	**19.585.248**
GASTOS DE CONSUMO	17.671.891
Remuneraciones	16.608.891
Sueldos, salarios y otras retribuciones	16.608.891
Compra de bienes y servicios	263.000
Servicios no personales	263.000
Depreciación y amortización	800.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.913.357
Al sector privado	1.913.357
Transferencias corrientes al sector privado	1.913.357
Directas a personas	1.913.357
Pensiones y otros beneficios asociados	271.487
Jubilaciones y otros beneficios asociados	1.641.870
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(800.000)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**0**
Desahorro en Cuenta Corriente	(800.000)
Incremento de la depreciación y amortización acumuladas	800.000
2.2 GASTOS DE CAPITAL	**0**
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**300.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	300.000
Disminución de otros activos financieros	300.000
Disminución de disponibilidades	300.000
Disminución de Bancos	300.000
3.2 APLICACIONES FINANCIERAS	**300.000**
DISMINUCIÓN DE PASIVOS	300.000
Disminución de cuentas y efectos por pagar	300.000
Disminución de cuentas y efectos por pagar a corto plazo	300.000
Disminución de aportes patronales y retenciones laborales por pagar	262.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	97.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	35.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	40.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	40.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	25.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	25.000
Disminución cuentas por pagar a proveedores a corto plazo	38.000

A0016

Corporación de Desarrollo de la Región de los Llanos (CORPOLLANOS)

CORPORACIÓN DE DESARROLLO DE LA REGIÓN DE LOS LLANOS (CORPOLLANOS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Corporación de Desarrollo de la Región de los Llanos (Corpollanos), es un organismo adscrito a la Vicepresidencia de la República, según Decreto No. 7.408, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela No. 39.422, de fecha 12 de mayo de 2010. Su objetivo principal se orienta hacia la promoción del desarrollo armónico, endógeno, integral, sustentable y sostenido, en concordancia con los lineamientos y objetivos establecidos en el Plan de Desarrollo Nacional Simón Bolívar 2007-2013, a los fines de impulsar el desarrollo de los estados Apure, Barinas, Cojedes, Guárico y Portuguesa que integran la Región. Actualmente cumple el rol de Oficina Técnica Regional del Fondo de Compensación Interterritorial del Consejo Federal de Gobierno (CFG), de acuerdo a lo establecido por el Reglamento de la Ley Orgánica del Consejo Federal de Gobierno, recientemente reformado mediante Decreto N° 8.146 de fecha 12 de abril de 2011, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.655 de fecha 13 de abril de 2011, y en ese sentido, su ámbito de acción se extiende ahora a la Región Llano 1 y Llano 2, las cuales agrupan, la primera, a los estados Apure y Guárico, y la segunda; a los estados Barinas; Cojedes y Portuguesa.

Dentro de este marco, para el ejercicio fiscal 2012, Corpollanos, se ha propuesto la consolidación de un sistema de asistencia técnica integral y transversal que permita la transferencia de conocimientos a las organizaciones de base comunitarias en la formulación y gestión tecno-política de proyectos, que conlleven al empoderamiento popular.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Corporación en el año 2012, se estiman en Veinticuatro Millones Trecientos Noventa y Cuatro Mil Novecientos Doce Bolívares Exactos (Bs. 24.394.912), provenientes en su totalidad de la fuente de financiamiento siguiente:

– Aportes del Ejecutivo Nacional	Bs.	24.394.912

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Corporación presenta una estructura de gastos por Proyectos que demanda la cantidad de Catorce Millones Seiscientos Treinta y Siete Mil Cuarenta y Nueve Bolívares Exactos (Bs. 14.637.049), y por Acciones Centralizadas, un monto de Nueve Millones Setecientos Cincuenta y Siete Mil Ochocientos Sesenta y Tres Bolívares Exactos(Bs. 9.757.863); en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de Personal	Bs.	20.262.688
– Materiales Suministros y Mercancías	Bs.	1.121.308
– Servicios No Personales	Bs.	1.505.811
– Activos Reales	Bs.	892.738
– Transferencias y Donaciones	Bs.	612.367
– **Total**	**Bs.**	**24.394.912**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a Corpollanos en el ejercicio presupuestario 2012, se orientarán a la ejecución de los Proyectos siguientes:

- Fortalecimiento de Corpollanos, en su condición de base de asiento regional del Fondo de Compensación Interterritorial FCI/CFG FASE II.
- Apoyo al Desarrollo Integral Indígena.
- Propuesta programática de capacitación, asesoría y asistencia técnica de Corpollanos FASE V.
- Modulo programático para la gestión corporativa de las líneas de acción de la oficina técnica regional de la Región de los Llanos 1.

- Módulo programático para la gestión corporativa de las líneas de acción de la oficina técnica regional de la Región de los Llanos 2.
- Fortalecimiento y apoyo a las comunas y además instancia de participación popular FASE II.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente: Ahorro	Bs.	892.738
– Cuenta Capital: Equilibrio	Bs.	0

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**24.394.912**
INGRESOS CORRIENTES ORDINARIOS	24.394.912
TRANSFERENCIAS CORRIENTES	24.394.912
Transferencias corrientes del sector público	24.394.912
Transferencias corrientes internas recibidas del sector público	24.394.912
De la República	24.394.912
TOTAL RECURSOS	**24.394.912**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**23.502.174**
GASTOS DE CONSUMO	22.889.807
Remuneraciones	20.262.688
Sueldos, salarios y otras retribuciones	6.767.964
Beneficios y complementos de sueldos y salarios	5.753.976
Aportes patronales	1.176.032
Prestaciones sociales y otras indemnizaciones	2.079.027
Asistencia socioeconómica	4.485.689
Compra de bienes y servicios	2.390.260
Bienes de consumo	1.121.308
Servicios no personales	1.268.952
Impuestos indirectos	236.859
TRANSFERENCIAS Y DONACIONES CORRIENTES	612.367
Al sector privado	612.367
Transferencias corrientes al sector privado	612.367
Directas a personas	612.367
Pensiones y otros beneficios asociados	255.403
Jubilaciones y otros beneficios asociados	256.964
Otras transferencias directas a personas	100.000
GASTOS DE CAPITAL	**892.738**
INVERSIÓN REAL DIRECTA	892.738
Formación bruta de capital Fijo	892.738
Maquinaria, equipos y otros bienes muebles	632.738
Construcciones de bienes de dominio privado	260.000
TOTAL GASTOS	**24.394.912**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114368	Fortalecimiento de Corpollanos, en su condición de base de asiento regional de Fondo de Compensación Interterritorial FCI/CFG FASE II	Oficina Regional Activada			5		2.505.740			2.505.740
114371	Apoyo al Desarrollo Integral Indígena	Complejo			1		1.723.159			1.723.159
114374	Propuesta programática de capacitación acesoria y asistencia técnica de Corpollanos FASE V	Taller			60		1.907.580			1.907.580
114381	Modulo programático para la gestión corporativa de las líneas de acción de la oficina técnica regional de la Región de los Llanos 1	Módulo de Tecnología			1		2.859.410			2.859.410
114382	Modulo programático para la gestión corporativa de las líneas de acción de la oficina técnica regional de la Región de los Llanos 2	Módulo			1		3.897.960			3.897.960
114386	Fortalecimiento y apoyo a las comunas y además instancia de participación popular FASE II	Asistencia Técnica			360		1.743.200			1.743.200
	TOTAL						**14.637.049**			**14.637.049**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		8.781.492			8.781.492
02	Gestión Administrativa		464.004			464.004
03	Previsión y Protección Social		512.367			512.367
	TOTAL		9.757.863			9.757.863

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**31**	**56**	**10**	**97**	**4.096.002**		**4.096.002**
Alto Nivel y de Dirección		1	1	2	195.080		195.080
Directivo	19	46	4	69	3.177.150		3.177.150
Profesional y Técnico	10	4	3	17	432.964		432.964
Personal Administrativo	2		2	4	80.757		80.757
Obrero		5		5	210.051		210.051
Personal Contratado	**40**	**50**	**15**	**105**	**2.571.962**		**2.571.962**
Profesional y Técnico	16	19	5	40	1.203.709		1.203.709
Personal Administrativo	15	12	5	32	866.903		866.903
Obrero	9	19	5	33	501.350		501.350
TOTAL	71	106	25	202	6.667.964		6.667.964

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**8**		**8**	**255.403**
Empleados	8		8	255.403
Jubilados	**5**	**2**	**7**	**256.964**
Empleados	5	2	7	256.964
TOTAL	13	2	15	512.367

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	20.262.688
4.02	Materiales, suministros y mercancías	1.121.308
4.03	Servicios no personales	1.505.811
4.04	Activos reales	892.738
4.07	Transferencias y donaciones	612.367
	TOTAL	**24.394.912**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**24.394.912**
INGRESOS CORRIENTE ORDINARIO	24.394.912
TRANSFERENCIAS CORRIENTES	24.394.912
Transferencias corrientes del sector público	24.394.912
Transferencias corrientes internas recibidas del sector público	24.394.912
De la República	24.394.912
Recursos Ordinarios	24.394.912
1.2 GASTOS CORRIENTES	**23.502.174**
GASTOS DE CONSUMO	22.889.807
Remuneraciones	20.262.688
Sueldos, salarios y otras retribuciones	6.767.964
Beneficios y complementos de sueldos y salarios	5.753.976
Aportes patronales	1.176.032
Prestaciones sociales y otras indemnizaciones	2.079.027
Asistencia socioeconómica	4.485.689
Compra de bienes y servicios	2.390.260
Bienes de consumo	1.121.308
Servicios no personales	1.268.952
Impuestos indirectos	236.859
TRANSFERENCIAS Y DONACIONES CORRIENTES	612.367
Al sector privado	612.367
Transferencias corrientes al sector privado	612.367
Directas a personas	612.367
Pensiones y otros beneficios asociados	255.403
Jubilaciones y otros beneficios asociados	256.964
Otras transferencias directas a personas	100.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**892.738**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**892.738**
RECURSOS PROPIOS DE CAPITAL	892.738

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Ahorro en Cuenta Corriente	892.738
2.2 GASTOS DE CAPITAL	**892.738**
INVERSIÓN REAL DIRECTA	892.738
Formación bruta de capital Fijo	892.738
Maquinaria, equipos y otros bienes muebles	632.738
Construcciones de bienes de dominio privado	260.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0018

Corporación de Desarrollo de la Región de los Andes (CORPOANDES)

CORPORACIÓN DE DESARROLLO DE LA REGIÓN DE LOS ANDES (CORPOANDES)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Corporación de Desarrollo de la Región de los Andes (Corpoandes), se creó el 8 de diciembre de 1964, según Gaceta Oficial de la República de Venezuela Nº 27.619, concentrando su área de acción en los estados Mérida, Táchira y Trujillo; actualmente es un organismo adscrito a la Vicepresidencia de la República, según Decreto No. 7.408 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela No. 39.422, de fecha 12 de mayo de 2010. La Corporación tiene como objeto dar respuestas oportunas y convertirse en fuente confiable de información y documentación a fin de promover el desarrollo integral de la Región de los Andes y colaborar en coordinación con los organismos nacionales, estadales, municipales y privados, en la elaboración de los proyectos de leyes, planes y programas que inciden en el desarrollo de la Región. Para el año 2012, Corpoandes se plantea como directriz estratégica el desarrollo de una política vinculada a los planes y proyectos fundamentales que adelanta el Ejecutivo Nacional, enmarcada dentro de las Líneas Generales del Plan de Desarrollo Económico y Social 2007 – 2013.

Corpoandes, actualmente cumple el rol de Oficina Técnica Regional del Fondo de Compensación Interterritorial del Consejo Federal de Gobierno (CFG), de acuerdo con lo establecido en el Reglamento de la Ley Orgánica del Consejo Federal de Gobierno, recientemente reformado mediante Decreto N° 8.146 de fecha 12 de abril de 2011, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.655 de fecha 13 de abril de 2011; y en ese sentido, su ámbito de acción se circunscribe a la jurisdicción atribuida a la Región Occidental 2, la cual agrupa a los estados Mérida; Táchira y Trujillo, de acuerdo con el referido Reglamento.

Dentro de este marco, para el ejercicio fiscal 2012, Corpoandes, se ha propuesto la consolidación de un sistema de asistencia técnica integral y transversal que permita la transferencia de conocimientos a las organizaciones de base comunitarias en la formulación y gestión tecno-política de proyectos, que conlleve al empoderamiento popular.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Corporación en el año 2012, se estiman en Bs. 30.771.708, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	30.000.000
– Recursos Propios	Bs.	771.708
Total	**Bs.**	**30.771.708**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Corporación presenta una estructura de gastos por Proyectos que demanda la cantidad de Dieciocho Millones de Bolívares Exactos (Bs. 18.000.000) y por Acciones Centralizadas, un monto de Doce Millones Setecientos Setenta y Un Mil Setecientos Ocho Bolívares Exactos (Bs. 12.771.708); en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de Personal	Bs.	20.036.414
– Materiales Suministros y Mercancías	Bs.	1.149.658
– Servicios No Personales	Bs.	2.081.878
– Activos Reales	Bs.	518.110
– Transferencias y Donaciones	Bs.	6.459.648
– Otros Gastos	Bs.	26.000
– Disminución de Pasivos	Bs.	500.000
Total	**Bs:**	**30.771.708**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a Corpoandes en el ejercicio presupuestario 2012, se orientarán a la ejecución de los proyectos siguientes:

- Sistema de Información Geográfica de la Región de los Andes (SIGRA).
- Promover el desarrollo endógeno de las actividades socioproductivas y de la infraestructura de apoyo a la producción agrícola e industrial en la Región de Los Andes.
- Acompañamiento en el proceso de Formulación de Planes de Desarrollo comunitario en la Región de Los Andes.
- Puesta en funcionamiento de la Oficina Técnica Regional como ente descentralizador del Consejo Federal de Gobierno.
- Fortalecimiento de las bases socio-territoriales para el Desarrollo Integral en la Región de Los Andes.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Ahorro	Bs.	492.110
– Cuenta Capital:	Equilibrio	Bs.	0

- **CUENTAS FINANCIERAS:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por Bs. 500.000, la cual se destinará a cancelar cuentas y efectos a pagar, por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	30.245.708
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	4.708
Venta de otros bienes y servicios	4.708
INGRESOS DE LA PROPIEDAD	241.000
Intereses	226.000
Intereses internos	226.000
Intereses por depósitos	226.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	15.000
Alquileres	15.000
TRANSFERENCIAS CORRIENTES	30.000.000
Transferencias corrientes del sector público	30.000.000
Transferencias corrientes internas recibidas del sector público	30.000.000
De la República	30.000.000
INGRESOS DE CAPITAL	**26.000**
RECURSOS PROPIOS DE CAPITAL	26.000
Incremento de la depreciación y amortización acumuladas	26.000
FUENTES DE FINANCIAMIENTO	**500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	500.000
Disminución de otros activos financieros	500.000
Disminución de disponibilidades	500.000
Disminución de Bancos	500.000
TOTAL RECURSOS	**30.771.708**

CAPÍTULO II
PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**29.753.598**
GASTOS DE CONSUMO	23.293.950
Remuneraciones	20.036.414
Sueldos, salarios y otras retribuciones	5.568.546
Beneficios y complementos de sueldos y salarios	6.045.351
Aportes patronales	657.819
Prestaciones sociales y otras indemnizaciones	1.596.615
Asistencia socioeconómica	2.413.297
Otros gastos de personal	3.754.786
Compra de bienes y servicios	3.231.536
Bienes de consumo	1.149.658
Servicios no personales	2.081.878
Depreciación y amortización	26.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.459.648
Al sector privado	6.459.648
Transferencias corrientes al sector privado	6.439.648
Directas a personas	6.439.648
Pensiones y otros beneficios asociados	877.141
Jubilaciones y otros beneficios asociados	5.562.507
Donaciones corrientes al sector privado	20.000
Donaciones a instituciones sin fines de lucro	20.000
GASTOS DE CAPITAL	**518.110**
INVERSIÓN REAL DIRECTA	518.110
Formación bruta de capital Fijo	452.310
Maquinaria, equipos y otros bienes muebles	452.310
Bienes intangibles	65.800
APLICACIONES FINANCIERAS	**500.000**
DISMINUCIÓN DE PASIVOS	500.000
Disminución de cuentas y efectos por pagar	137.840
Disminución de cuentas y efectos por pagar a corto plazo	137.840
Disminución de aportes patronales y retenciones laborales por pagar	65.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	65.000
Disminución cuentas por pagar a proveedores a corto plazo	72.840

CAPÍTULO II
PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de otros pasivos	362.160
Disminución de otros pasivos a mediano y largo plazo	362.160
TOTAL GASTOS	**30.771.708**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
98916	Sistema de Información Geográfica de la Región de Los Andes (SIGRA)	01-01-2009	31-12-2013		1.999.101	5.509.804		7.508.905
106924	Promover el desarrollo endógeno de las actividades socioproductivas y de la infraestructura de apoyo a la producción agrícola e industrial en La Región de Los Andes	01-01-2010	31-12-2012	1.491.367	1.815.065			3.306.432
106925	Acompañamiento en el proceso de Formulación de Planes de Desarrollo comunitario en la Región de Los Andes	01-01-2010	31-12-2012		632.737			632.737
111479	Puesta en funcionamiento de la Oficina Técnica Regional como ente descentralizador del Consejo Federal de Gobierno.	01-01-2011	31-12-2015		12.955.288	12.037.413	40.445.712	65.438.413
111557	Fortalecimiento de las bases socio-territoriales para el Desarrollo Integral en la Región de Los Andes.	01-01-2011	31-12-2013		597.809	3.573.743		4.171.552
	TOTAL			1.491.367	18.000.000	21.120.960	40.445.712	81.058.039

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
98916	Sistema de Información Geográfica de la Región de Los Andes (SIGRA)	Sistema			1		1.999.101			1.999.101
106924	Promover el desarrollo endogeno de las actividades socioproductivas y de la infraestructura de apoyo a la producción agricola e industrial en La Región de Los Andes	Proyecto			150		1.815.065			1.815.065
106925	Acompañamiento en el proceso de Formulación de Planes de Desarrollo comunitario en la Región de Los Andes	Taller			600		632.737			632.737
111479	Puesta en funcionamiento de la Oficina Técnica Regional como ente descentralizador del Consejo Federal de Gobierno.	Oficina			1		12.955.288			12.955.288
111557	Fortalecimiento de las bases socio-territoriales para el Desarrollo Integral en la Región de Los Andes.	Plan			18		597.809			597.809
	TOTAL						**18.000.000**			**18.000.000**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		3.425.547			3.425.547
02	Gestión Administrativa	771.708	2.134.805			2.906.513
03	Previsión y Protección Social		6.439.648			6.439.648
	TOTAL	**771.708**	**12.000.000**			**12.771.708**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**112**	**95**		**207**	**4.722.759**	**691.232**	**5.413.991**
Directivo	10	7		17	393.798		393.798
Profesional y Técnico	55	35		90	2.332.186	357.618	2.689.804
Personal Administrativo	32	4		36	682.710	112.033	794.743
Obrero	15	49		64	1.314.065	221.581	1.535.646
Personal Fijo a Tiempo Parcial		**1**		**1**	**12.128**	**1.943**	**14.071**
Profesional y Técnico		1		1	12.128	1.943	14.071
Personal Contratado	**8**	**4**		**12**	**87.679**		**87.679**
Profesional y Técnico	6	3		9	72.421		72.421
Personal Administrativo	2			2	9.289		9.289
Obrero		1		1	5.969		5.969
TOTAL	**120**	**100**		**220**	**4.822.566**	**693.175**	**5.515.741**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**23**	**13**	**36**	**909.541**
Obreros	3	10	13	343.975
Empleados	20	3	23	565.566
Jubilados	**88**	**130**	**218**	**5.530.107**
Obreros	10	62	72	1.783.468
Empleados	78	68	146	3.746.639
TOTAL	**111**	**143**	**254**	**6.439.648**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	20.036.414
4.02	Materiales, suministros y mercancías	1.149.658
4.03	Servicios no personales	2.081.878
4.04	Activos reales	518.110
4.07	Transferencias y donaciones	6.459.648
4.08	Otros gastos	26.000
4.11	Disminución de pasivos	500.000
	TOTAL	**30.771.708**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**30.245.708**
INGRESOS CORRIENTES ORDINARIOS	30.245.708
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	4.708
Venta de otros bienes y servicios	4.708
INGRESOS DE LA PROPIEDAD	241.000
Intereses	226.000
Intereses internos	226.000
Intereses por depósitos	226.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	15.000
Alquileres	15.000
TRANSFERENCIAS CORRIENTES	30.000.000
Transferencias corrientes del sector público	30.000.000
Transferencias corrientes internas recibidas del sector público	30.000.000
De la República	30.000.000
Recursos Ordinarios	30.000.000
1.2 GASTOS CORRIENTES	**29.753.598**
GASTOS DE CONSUMO	23.293.950
Remuneraciones	20.036.414
Sueldos, salarios y otras retribuciones	5.568.546
Beneficios y complementos de sueldos y salarios	6.045.351
Aportes patronales	657.819
Prestaciones sociales y otras indemnizaciones	1.596.615
Asistencia socioeconómica	2.413.297
Otros gastos de personal	3.754.786
Compra de bienes y servicios	3.231.536
Bienes de consumo	1.149.658
Servicios no personales	2.081.878
Depreciación y amortización	26.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.459.648
Al sector privado	6.459.648
Transferencias corrientes al sector privado	6.439.648

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Directas a personas	6.439.648
Pensiones y otros beneficios asociados	877.141
Jubilaciones y otros beneficios asociados	5.562.507
Donaciones corrientes al sector privado	20.000
Donaciones a instituciones sin fines de lucro	20.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**492.110**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**518.110**
RECURSOS PROPIOS DE CAPITAL	518.110
Ahorro en Cuenta Corriente	492.110
Incremento de la depreciación y amortización acumuladas	26.000
2.2 GASTOS DE CAPITAL	**518.110**
INVERSIÓN REAL DIRECTA	518.110
Formación bruta de capital Fijo	452.310
Maquinaria, equipos y otros bienes muebles	452.310
Bienes intangibles	65.800
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	500.000
Disminución de otros activos financieros	500.000
Disminución de disponibilidades	500.000
Disminución de Bancos	500.000
3.2 APLICACIONES FINANCIERAS	**500.000**
DISMINUCIÓN DE PASIVOS	500.000
Disminución de cuentas y efectos por pagar	137.840
Disminución de cuentas y efectos por pagar a corto plazo	137.840
Disminución de aportes patronales y retenciones laborales por pagar	65.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	65.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución cuentas por pagar a proveedores a corto plazo	72.840
Disminución de otros pasivos	362.160
Disminución de otros pasivos a mediano y largo plazo	362.160

A0019

Corporación de Desarrollo de la Región Zuliana (CORPOZULIA)

CORPORACIÓN DE DESARROLLO DE LA REGIÓN ZULIANA (CORPOZULIA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Corporación de Desarrollo de la Región Zuliana (Corpozulia), es un organismo adscrito a la Vicepresidencia de la República, según Decreto No. 7.408, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela No. 39.422, de fecha 12 de mayo de 2010. Su objetivo principal se orientó hacia la promoción del desarrollo armónico, endógeno, integral, sustentable y sostenido de la Región Zuliana. Actualmente cumple el rol de Oficina Técnica Regional del Fondo de Compensación Interterritorial del Consejo Federal de Gobierno (CFG), de acuerdo a lo establecido por el Reglamento de la Ley Orgánica del Consejo Federal de Gobierno, recientemente reformado mediante Decreto N° 8.146 de fecha 12 de abril de 2011, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.655 de fecha 13 de abril de 2011, y en ese sentido, su ámbito de acción se extiende ahora a la Región Occidental, la cual agrupa los estados Falcón y Zulia.

Dentro de este marco, para el ejercicio fiscal 2012, Corpozulia, se ha propuesto la consolidación de un sistema de asistencia técnica integral y transversal que permitirá la transferencia de conocimientos a las organizaciones de base comunitarias en la formulación y gestión tecno-política de proyectos, que conlleve al empoderamiento popular.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Corporación en el año 2012, se estiman en Bs. 209.528.554, provenientes de las fuentes de financiamiento siguientes:

– Ingresos de la Propiedad	Bs.	141.216.780
– Aporte del Ejecutivo Nacional	Bs.	20.000.000
– Otros Ingresos	Bs.	8.427
– Recursos Propios de Capital	Bs.	48.303.347
Total	**Bs.**	**209.528.554**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Corporación presenta una estructura de gastos por Proyectos que demanda la cantidad de Veintinueve Millones Novecientos Noventa Mil Setecientos Cincuenta y Dos Bolívares Exactos (29.990.752), y por Acciones Centralizadas, un monto de Ciento Setenta y Nueve Millones Quinientos Treinta y Siete Mil Ochocientos Dos Bolívares Exactos (Bs. 179.537.802); en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de Personal	Bs.	128.485.546
– Materiales Suministros y Mercancías	Bs.	11.643.238
– Servicios no Personales	Bs.	25.462.506
– Activos Reales	Bs.	14.288.913
– Transferencias y Donaciones	Bs.	26.972.351
– Otros Gastos	Bs.	2.376.000
– Disminución de Pasivos	Bs.	300.000
Total	**Bs.**	**209.528.554**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a Corpozulia en el ejercicio presupuestario 2012, se orientarán a la ejecución de los Proyectos siguientes:

- Consolidación del Centro de Información Comunitario.
- Consolidación de los Centros Socialistas de Investigación y Desarrollo Tecnológico.
- Implementación de Programas de Conservación y Restauración Ambiental en la Región Zuliana.
- Evaluación de los Recursos Geomineros del Estado Zulia.
- Promoción, Construcción y Equipamiento de Infraestructura para la Consolidación del Sector Educativo en la Región Zuliana.
- Manejo y Mantenimiento de Unidades de Producción Agropecuarios.
- Reacondicionamiento del Puerto de Embarque Palmarejo y Control y Fiscalización de la Producción de Carbón en Las Minas Paso Diablo, Mina Norte.
- Consolidación de la Infraestructura Institucional.
- Consolidación de las Instalaciones Turísticas.
- Fortalecimiento Institucional de la Oficina Técnica Regional Región Occidental del Consejo Federal de Gobierno.
- Mejoramiento en la Atención del Sector Salud, Servicios Básicos y Comunitarios.
- Desarrollo de Cultivos de Plantación.
- Establecimiento de Unidades Productivas Manufactureras y de Servicios.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente: Desahorro	Bs.	14.833.782
– Cuenta Capital: Déficit	Bs.	45.627.347

- **CUENTAS FINANCIERAS:**

Como fuentes de financiamiento destacan, la disminución de las disponibilidades en bancos por un monto de Bs.11.681.310, y de cuentas por cobrar por la cantidad de Bs. 34.246.037, que totalizan Bs. 45.927.347, los cuales se destinarán a cubrir una disminución de cuentas y efectos por pagar de Bs. 300.000 y a financiar el déficit que registrará la cuenta capital de Bs.45.627.347.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	**161.225.207**
INGRESOS DE LA PROPIEDAD	141.216.780
Intereses	4.315.316
Intereses internos	4.315.316
Intereses por préstamos	3.915.337
Intereses por depósitos	399.979
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	136.901.464
Utilidades, rentas y dividendos entes descentralizados no petroleros	135.482.464
Alquileres	1.419.000
TRANSFERENCIAS CORRIENTES	20.000.000
Transferencias corrientes del sector público	20.000.000
Transferencias corrientes internas recibidas del sector público	20.000.000
De la República	20.000.000
OTROS INGRESOS	8.427
Otros ingresos ajenos a la operación	8.427
INGRESOS DE CAPITAL	**2.376.000**
RECURSOS PROPIOS DE CAPITAL	2.376.000
Incremento de la depreciación y amortización acumuladas	2.376.000
FUENTES DE FINANCIAMIENTO	**45.927.347**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	45.927.347
Disminución de otros activos financieros	45.927.347
Disminución de disponibilidades	11.681.310
Disminución de Bancos	11.681.310
Disminución de cuentas por cobrar a corto plazo	34.246.037
Disminución de cuentas comerciales por cobrar a corto plazo	34.246.037
TOTAL RECURSOS	**209.528.554**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**176.058.989**
GASTOS DE CONSUMO	155.018.033
Remuneraciones	127.264.176
Sueldos, salarios y otras retribuciones	19.731.266
Beneficios y complementos de sueldos y salarios	45.374.251
Aportes patronales	3.033.135
Prestaciones sociales y otras indemnizaciones	12.073.939
Asistencia socioeconómica	46.829.345
Otros gastos de personal	222.240
Compra de bienes y servicios	25.377.857
Bienes de consumo	4.911.400
Servicios no personales	20.466.457
Depreciación y amortización	2.376.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	21.040.956
Al sector privado	18.264.356
Transferencias corrientes al sector privado	14.216.276
Directas a personas	13.549.516
Pensiones y otros beneficios asociados	1.968.903
Jubilaciones y otros beneficios asociados	11.580.613
A instituciones sin fines de lucro	24.360
A empresas privadas	250.900
Transferencias corrientes a Consejos Comunales	391.500
Donaciones corrientes al sector privado	4.048.080
Donaciones a personas	2.896.880
Donaciones a instituciones sin fines de lucro	19.552
Donaciones Corrientes a Consejos Comunales	1.131.648
Al sector público	2.776.600
Transferencias corrientes al sector público	759.638
A la República	519.638
A los entes descentralizados sin fines empresariales para sus gastos	240.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
Donaciones corrientes al sector público	2.016.962
A la República	1.456.962
A los entes descentralizados sin fines empresariales	126.000
Al Poder Municipal	434.000
GASTOS DE CAPITAL	**33.169.565**
INVERSIÓN REAL DIRECTA	27.238.170
Formación bruta de capital Fijo	27.238.170
Maquinaria, equipos y otros bienes muebles	14.288.913
Producción propia (gastos capitalizables)	12.949.257
Remuneraciones	1.221.370
Sueldos, salarios y otras retribuciones	1.221.370
Compra de bienes y servicios	11.727.887
Bienes de consumo	6.731.838
Servicios no personales	4.996.049
TRANSFERENCIAS Y DONACIONES DE CAPITAL	5.931.395
Al sector privado	2.017.588
Transferencias de capital al sector privado	1.250.000
A personas	1.250.000
Donaciones de capital al sector privado	767.588
A personas	767.588
Al sector público	3.913.807
Transferencias de capital al sector público	15.000
A la República	15.000
Donaciones de capital al sector público	3.898.807
A la República	3.898.807

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**300.000**
DISMINUCIÓN DE PASIVOS	300.000
Disminución de cuentas y efectos por pagar	300.000
Disminución de cuentas y efectos por pagar a corto plazo	300.000
Disminución cuentas por pagar a proveedores a corto plazo	300.000
TOTAL GASTOS	**209.528.554**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
114466	Consolidación del Centro de Información Comunitario	Metro Cuadrado			350	496.898				496.898
114525	Consolidación de los Centros Socialistas de Investigación y Desarrollo Tecnológico.	Productor			4.404	3.885.817				3.885.817
114746	Implementación de programas de conservación y restauración ambiental en la región zuliana.	Metro Cúbico			1.500	417.676				417.676
114927	Evaluación de los Recursos Geomineros del Estado Zulia.	Kilómetro Cuadrado			160	518.651				518.651
114945	Promoción, construcción y equipamiento de infraestructura para la consolidación del sector educativo en la región Zuliana	Infraestructura			5	5.429.539				5.429.539
115019	Manejo y Mantenimiento de Unidades de Producción Agropecuarias.	Litro			871.997	11.280.757				11.280.757
115069	Reacondicionamiento del puerto de embarque Palmarejo y control y fiscalización de la producción de carbón en las Minas Paso Diablo, Mina Norte.	Metro			600	373.945				373.945

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115137	Consolidación de la Infraestructura Institucional	Metro Cuadrado			1.600	850.000				850.000
115277	Consolidación de las Instalaciones Turísticas	Metro Cuadrado			7.900	758.000				758.000
115550	Fortalecimiento Institucional de la Oficina Técnica Regional Región Occidental del Consejo Federal de Gobierno	Proyecto Financiado			4.400	1.500.000				1.500.000
115660	Mejoramiento en la atención del sector salud, servicios básicos y comunitarios	Vivienda			12	1.046.823				1.046.823
116378	Desarrollo de Cultivos de Plantación	Hectárea			300	103.108				103.108
116381	Establecimiento de unidades productivas manufactureras y de servicios	Unidad de Producción			5	3.329.538				3.329.538
TOTAL						**29.990.752**				**29.990.752**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	107.529.721	20.000.000			127.529.721
02	Gestión Administrativa	37.958.565				37.958.565
03	Previsión y Protección Social	13.549.516				13.549.516
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	500.000				500.000
TOTAL		**159.537.802**	**20.000.000**			**179.537.802**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**177**	**293**		**470**	**10.014.463**	**2.684.341**	**12.698.804**
Alto Nivel y de Dirección		1		1	22.213	38.288	60.501
Directivo	24	33		57	936.873	1.578.980	2.515.853
Profesional y Técnico	60	34		94	2.104.080	639.693	2.743.773
Personal Administrativo	20	14		34	974.982	170.205	1.145.187
Personal Docente	6			6	123.436	25.865	149.301
Personal Médico	4			4	70.962	24.682	95.644
Obrero	63	211		274	5.781.917	206.628	5.988.545
Personal Contratado	**212**	**143**	**50**	**405**	**10.626.453**		**10.626.453**
Directivo	1	4		5	213.655		213.655
Profesional y Técnico	154	105		259	7.258.647		7.258.647
Personal Administrativo	42	32		74	1.689.143		1.689.143
Personal Docente	10			10	254.890		254.890
Personal Médico	5	2		7	178.748		178.748
Obrero			50	50	1.031.370		1.031.370
TOTAL	**389**	**436**	**50**	**875**	**20.640.916**	**2.684.341**	**23.325.257**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**20**	**19**	**39**	**1.968.903**
Obreros	20	11	31	1.456.988
Empleados		8	8	511.915
Jubilados	**89**	**71**	**160**	**11.580.613**
Médicos	2		2	84.538
Obreros	48	42	90	6.021.919
Empleados	39	29	68	5.474.156
TOTAL	**109**	**90**	**199**	**13.549.516**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	128.485.546
4.02	Materiales, suministros y mercancías	11.643.238
4.03	Servicios no personales	25.462.506
4.04	Activos reales	14.288.913
4.07	Transferencias y donaciones	26.972.351
4.08	Otros gastos	2.376.000
4.11	Disminución de pasivos	300.000
	TOTAL	**209.528.554**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**161.225.207**
INGRESOS CORRIENTE ORDINARIO	161.225.207
INGRESOS DE LA PROPIEDAD	141.216.780
Intereses	4.315.316
Intereses internos	4.315.316
Intereses por préstamos	3.915.337
Intereses por depósitos	399.979
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	136.901.464
Utilidades, rentas y dividendos entes descentralizados no petroleros	135.482.464
Alquileres	1.419.000
TRANSFERENCIAS CORRIENTES	20.000.000
Transferencias corrientes del sector público	20.000.000
Transferencias corrientes internas recibidas del sector público	20.000.000
De la República	20.000.000
Recursos Ordinarios	20.000.000
OTROS INGRESOS	8.427
Otros ingresos ajenos a la operación	8.427
1.2 GASTOS CORRIENTES	**176.058.989**
GASTOS DE CONSUMO	155.018.033
Remuneraciones	127.264.176
Sueldos, salarios y otras retribuciones	19.731.266
Beneficios y complementos de sueldos y salarios	45.374.251
Aportes patronales	3.033.135
Prestaciones sociales y otras indemnizaciones	12.073.939
Asistencia socioeconómica	46.829.345
Otros gastos de personal	222.240

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Compra de bienes y servicios	25.377.857
Bienes de consumo	4.911.400
Servicios no personales	20.466.457
Depreciación y amortización	2.376.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	21.040.956
Al sector privado	18.264.356
Transferencias corrientes al sector privado	14.216.276
Directas a personas	13.549.516
Pensiones y otros beneficios asociados	1.968.903
Jubilaciones y otros beneficios asociados	11.580.613
A instituciones sin fines de lucro	24.360
A empresas privadas	250.900
Transferencias corrientes a Consejos Comunales	391.500
Donaciones corrientes al sector privado	4.048.080
Donaciones a personas	2.896.880
Donaciones a instituciones sin fines de lucro	19.552
Donaciones Corrientes a Consejos Comunales	1.131.648
Al sector público	2.776.600
Transferencias corrientes al sector público	759.638
A la República	519.638
A los entes descentralizados sin fines empresariales para sus gastos	240.000
Donaciones corrientes al sector público	2.016.962
A la República	1.456.962
A los entes descentralizados sin fines empresariales	126.000
Al Poder Municipal	434.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(14.833.782)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(12.457.782)**
RECURSOS PROPIOS DE CAPITAL	(12.457.782)
Desahorro en Cuenta Corriente	(14.833.782)
Incremento de la depreciación y amortización acumuladas	2.376.000
2.2 GASTOS DE CAPITAL	**33.169.565**
INVERSIÓN REAL DIRECTA	27.238.170
Formación bruta de capital Fijo	27.238.170
Maquinaria, equipos y otros bienes muebles	14.288.913
Producción propia (gastos capitalizables)	12.949.257
Remuneraciones	1.221.370
Sueldos, salarios y otras retribuciones	1.221.370
Compra de bienes y servicios	11.727.887
Bienes de consumo	6.731.838
Servicios no personales	4.996.049
TRANSFERENCIAS Y DONACIONES DE CAPITAL	5.931.395
Al sector privado	2.017.588
Transferencias de capital al sector privado	1.250.000
A personas	1.250.000
Donaciones de capital al sector privado	767.588
A personas	767.588
Al sector público	3.913.807
Transferencias de capital al sector público	15.000
A la República	15.000
Donaciones de capital al sector público	3.898.807
A la República	3.898.807
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(45.627.347)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**45.927.347**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	45.927.347
Disminución de otros activos financieros	45.927.347
Disminución de disponibilidades	11.681.310
Disminución de Bancos	11.681.310
Disminución de cuentas por cobrar a corto plazo	34.246.037
Disminución de cuentas comerciales por cobrar a corto plazo	34.246.037
3.2 APLICACIONES FINANCIERAS	**45.927.347**
DISMINUCIÓN DE PASIVOS	300.000
Disminución de cuentas y efectos por pagar	300.000
Disminución de cuentas y efectos por pagar a corto plazo	300.000
Disminución cuentas por pagar a proveedores a corto plazo	300.000
DÉFICIT FINANCIERO	45.627.347

A0312

Fundación para el Desarrollo de la Región Centro Occidental de Venezuela (FUDECO)

FUNDACIÓN PARA EL DESARROLLO DE LA REGIÓN CENTRO OCCIDENTAL DE VENEZUELA (FUDECO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Región Centro Occidental (Fudeco), es un organismo adscrito a la Vicepresidencia de la República, según Decreto No.7.435, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela No. 39.426, de fecha 18 de mayo de 2010. Su objetivo principal inicial se orientó hacia la promoción del desarrollo armónico, endógeno, integral, sustentable y sostenido, de los estados Falcón, Lara, Portuguesa y Yaracuy que integraban la Región. Actualmente cumple el rol de Oficina Técnica Regional del Fondo de Compensación Interterritorial del Consejo Federal de Gobierno (CFG), de acuerdo a lo establecido por el Reglamento de la Ley Orgánica del Consejo Federal de Gobierno, recientemente reformado mediante Decreto N° 8.146 de fecha 12 de abril de 2011, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.655 de fecha 13 de abril de 2011, y en ese sentido, su ámbito de acción se extiende ahora a la Región Centro Occidental, la cual agrupa los estados Lara y Yaracuy.

Dentro de este marco, para el ejercicio fiscal 2012, Fudeco, se ha propuesto la consolidación de un sistema de asistencia técnica integral y transversal que permita la transferencia de conocimientos a las organizaciones de base comunitarias en la formulación y gestión tecno-política de proyectos, que conlleve al empoderamiento popular.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 28.003.907, provenientes de las fuentes de financiamiento siguientes:

– Aportes del Ejecutivo Nacional	Bs.	25.224.159
– Ingresos Propios	Bs.	2.779.748
Total	**Bs.**	**28.003.907**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Quince Millones Ciento Treinta y Cuatro Mil Cuatrocientos Noventa y Seis Bolívares Exactos (15.134.496), y por Acciones Centralizadas, un monto de Doce Millones Ochocientos Sesenta y Nueve Mil Cuatrocientos Once Bolívares Exactos (Bs. 12.869.411); en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de Personal	Bs.	21.985.789
– Materiales Suministros y Mercancías	Bs.	583.000
– Servicios No Personales	Bs.	1.051.034
– Activos Reales	Bs.	50.000
– Activos Financieros	Bs.	350.000
– Transferencias y Donaciones	Bs.	3.634.084
– Otros Gastos	Bs.	350.000
Total	**Bs.**	**28.003.907**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a Fudeco en el ejercicio presupuestario 2012, se orientarán a la ejecución de los Proyectos siguientes:

- Promoción del desarrollo integral de la nación y el equilibrio territorial a través de la distribución y transferencia de los recursos financieros a la región Centro Occidental, Distritos Motores de Desarrollo y a las Organizaciones de Base del Poder Popular, definidos por el CFG (OTR).

- Planificación para propiciar el equilibrio territorial en apoyo al Consejo Federal de Gobierno.
- Reposicionamiento socioproductivo para una producción socialista en fincas cafetaleras.
- Generación de información sobre la dinámica socio-demográfica, económica y territorial de la Región Centro Occidental, a efectos de fortalecer las Entidades Político Territoriales y las organizaciones de base del poder popular, en el marco del Sistema Nacional de Planificación.
- Democratización de las Tecnologías de Información y Comunicación en la Región Centro Occidental de Venezuela.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Ahorro	Bs.	50.000
– Cuenta Capital:	Superávit	Bs.	350.000

- **CUENTAS FINANCIERAS:**

Como fuente de financiamiento destaca, un superávit financiero; el cual se destinará a cubrir el incremento de bancos por la cantidad de Bs. 350.000.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**27.653.907**
INGRESOS CORRIENTES ORDINARIOS	27.653.907
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.079.748
Venta de otros bienes y servicios	2.079.748
INGRESOS DE OPERACIÓN	350.000
Otros ingresos de operación	350.000
TRANSFERENCIAS CORRIENTES	25.224.159
Transferencias corrientes del sector público	25.224.159
Transferencias corrientes internas recibidas del sector público	25.224.159
De la República	25.224.159
INGRESOS DE CAPITAL	**350.000**
RECURSOS PROPIOS DE CAPITAL	350.000
Incremento de la depreciación y amortización acumuladas	350.000
TOTAL RECURSOS	**28.003.907**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**27.603.907**
GASTOS DE CONSUMO	23.969.823
Remuneraciones	21.985.789
Sueldos, salarios y otras retribuciones	7.881.472
Beneficios y complementos de sueldos y salarios	6.109.614
Aportes patronales	1.169.936
Prestaciones sociales y otras indemnizaciones	3.096.220
Asistencia socioeconómica	3.728.547
Compra de bienes y servicios	1.634.034
Bienes de consumo	583.000
Servicios no personales	1.051.034
Depreciación y amortización	350.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.634.084
Al sector privado	3.634.084
Transferencias corrientes al sector privado	3.634.084
Directas a personas	3.634.084
Pensiones y otros beneficios asociados	334.529
Jubilaciones y otros beneficios asociados	3.299.555
GASTOS DE CAPITAL	**50.000**
INVERSIÓN REAL DIRECTA	50.000
Formación bruta de capital Fijo	50.000
Maquinaria, equipos y otros bienes muebles	50.000
APLICACIONES FINANCIERAS	**350.000**
INVERSIÓN FINANCIERA	350.000
Incremento de otros activos financieros	350.000
Incremento de disponibilidades	350.000
Incremento de bancos	350.000
TOTAL GASTOS	**28.003.907**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
115164	Promoción del desarrollo integral de la nación y el equilibrio territorial a través de la distribución y transferencia de los recursos financieros a la región Centro Occidental, Distritos Motores de Desarrollo y a las Organizaciones de Base del Poder Popular, definidos por el CFG (OTR)	Proyecto			1.300		5.600.345			5.600.345
115165	Planificación para propiciar el equilibrio territorial en apoyo al Consejo Federal de Gobierno	Documento			10		3.982.507			3.982.507
115172	Reposicionamiento socioproductivo para una producción socialista en fincas cafetaleras	Beneficiario	200	300	500		3.354.546			3.354.546
115173	Generación de información sobre la dinámica socio-demográfica, económica y territorial de la Región Centro Occidental, a efectos de fortalecer las Entidades Político Territoriales y las organizaciones de base del poder popular, en el marco del Sistema Nacional de Planificación	Sistema			1		2.087.556			2.087.556
115175	Democratización de las Tecnologías de Información y Comunicación en la Región Centro Occidental de Venezuela	InfoCentro			1		109.542			109.542
	TOTAL						**15.134.496**			**15.134.496**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	1.029.748	6.220.265			7.250.013
02	Gestión Administrativa	1.750.000	235.314			1.985.314
03	Previsión y Protección Social		3.634.084			3.634.084
	TOTAL	**2.779.748**	**10.089.663**			**12.869.411**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**60**	**46**	**19**	**125**	**4.400.862**		**4.400.862**
Alto Nivel y de Dirección		1		1	101.552		101.552
Directivo	4	7		11	760.445		760.445
Profesional y Técnico	39	16	14	69	2.581.705		2.581.705
Personal Administrativo	17	6	2	25	582.976		582.976
Obrero		16	3	19	374.184		374.184
Personal Contratado			**1**	**1**	**40.000**		**40.000**
Personal Médico			1	1	40.000		40.000
TOTAL	**60**	**46**	**20**	**126**	**4.440.862**		**4.440.862**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**7**	**3**	**10**	**334.529**
Empleados	7	3	10	334.529
Jubilados	**35**	**16**	**51**	**3.299.555**
Empleados	35	16	51	3.299.555
TOTAL	**42**	**19**	**61**	**3.634.084**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	21.985.789
4.02	Materiales, suministros y mercancías	583.000
4.03	Servicios no personales	1.051.034
4.04	Activos reales	50.000
4.05	Activos financieros	350.000
4.07	Transferencias y donaciones	3.634.084
4.08	Otros gastos	350.000
	TOTAL	**28.003.907**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**27.653.907**
INGRESOS CORRIENTES ORDINARIOS	27.653.907
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.079.748
Venta de otros bienes y servicios	2.079.748
INGRESOS DE OPERACIÓN	350.000
Otros ingresos de operación	350.000
TRANSFERENCIAS CORRIENTES	25.224.159
Transferencias corrientes del sector público	25.224.159
Transferencias corrientes internas recibidas del sector público	25.224.159
De la República	25.224.159
Recursos Ordinarios	25.224.159
1.2 GASTOS CORRIENTES	**27.603.907**
GASTOS DE CONSUMO	23.969.823
Remuneraciones	21.985.789
Sueldos, salarios y otras retribuciones	7.881.472
Beneficios y complementos de sueldos y salarios	6.109.614
Aportes patronales	1.169.936
Prestaciones sociales y otras indemnizaciones	3.096.220
Asistencia socioeconómica	3.728.547
Compra de bienes y servicios	1.634.034
Bienes de consumo	583.000
Servicios no personales	1.051.034
Depreciación y amortización	350.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.634.084
Al sector privado	3.634.084
Transferencias corrientes al sector privado	3.634.084
Directas a personas	3.634.084
Pensiones y otros beneficios asociados	334.529
Jubilaciones y otros beneficios asociados	3.299.555
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**50.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**400.000**
RECURSOS PROPIOS DE CAPITAL	400.000
Ahorro en Cuenta Corriente	50.000
Incremento de la depreciación y amortización acumuladas	350.000
2.2 GASTOS DE CAPITAL	**50.000**
INVERSIÓN REAL DIRECTA	50.000
Formación bruta de capital Fijo	50.000
Maquinaria, equipos y otros bienes muebles	50.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**350.000**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**350.000**
SUPERÁVIT FINANCIERO	350.000
3.2 APLICACIONES FINANCIERAS	**350.000**
INVERSIÓN FINANCIERA	350.000
Incremento de otros activos financieros	350.000
Incremento de disponibilidades	350.000
Incremento de bancos	350.000

A0411

Fundación Pro-Patria 2000

FUNDACIÓN PRO-PATRIA 2000

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La fundación en correspondencia con las estrategias de desarrollo, y en estricto apego a las políticas, directrices y propósitos establecidos por el Estado, hará uso de los recursos asignados y los que le asigne el Ejecutivo Nacional, así como de los otros recursos que pueda recibir de cualquier otro sector, ejecutándolos bajo lineamientos de transparencia, eficiencia, efectividad y eficacia.

La política de gastos estará orientada a la ejecución de obras civiles, a la adquisición de bienes y servicios, y contratación de personal calificado que permitirá el cumplimiento de los objetivos y metas de la Fundación, a fin de lograr un mejor nivel de desarrollo, calidad de vida y bienestar social en todos los sectores del país.

Para ello, procurará la optimización de los recursos, atendiendo a las medidas de eliminación de gastos suntuarios emanadas del Ejecutivo Nacional y demás lineamientos dictados por la Comisión Central de Planificación. La contratación de obras y adquisición de bienes, se hará en estricta observancia al contenido de la Ley de Contrataciones y demás normativas que le sean aplicadas, a tales efectos, se propone:

- Continuar la ejecución de los proyectos iniciados en años anteriores, con especial énfasis en las obras prioritarias.
- Ejecutar proyectos de vialidad en todo el territorio nacional, en coordinación con la Vicepresidencia Ejecutiva de la República, las Gobernaciones, Alcaldías, Consejos Comunales y otros entes regionales.
- Atender las demandas realizadas por las regiones, en materia de pavimentación, asfaltado y bacheo en general de calles y avenidas, canalización de aguas servidas a través de la red de cloacas y construcción de red de aguas blancas.
- Incentivar la asociación cooperativa de la población, reubicada en los desarrollos habitacionales, construidos por el Ejecutivo Nacional y contribuir con la generación de nuevos puestos de trabajo.

Atender las obras de emergencia que en materia de infraestructura se susciten a nivel nacional y que le sea requerida por el ejecutivo nacional, estadal o municipal.

En cuanto a la cobertura de los servicios a prestar por el organismo, a los fines de atender la demanda potencial, se tiene previsto la realización de proyectos especiales y actividades de carácter estratégicos que conlleven al cumplimiento del objeto social para el cual se constituyó la fundación, incentivando e impulsando a todos los sectores de la vida nacional, para alcanzar mayores niveles de desarrollo, calidad de vida y bienestar en los sectores más necesitados del país.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**300.008.000**
INGRESOS CORRIENTES ORDINARIOS	300.008.000
INGRESOS DE LA PROPIEDAD	8.000
Intereses	8.000
Intereses internos	8.000
Intereses por depósitos	8.000
TRANSFERENCIAS CORRIENTES	300.000.000
Transferencias corrientes del sector público	300.000.000
Transferencias corrientes internas recibidas del sector público	300.000.000
De la República	300.000.000
INGRESOS DE CAPITAL	**590.000**
RECURSOS PROPIOS DE CAPITAL	590.000
Incremento de la depreciación y amortización acumuladas	590.000
FUENTES DE FINANCIAMIENTO	**850.111.494**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	850.111.494
Disminución de otros activos financieros	850.111.494
Disminución de disponibilidades	3.999.200
Disminución de Bancos	3.999.200
Disminución de cuentas por cobrar a corto plazo	113.979.189
Disminución de otras cuentas por cobrar a corto plazo	113.979.189
Disminución de fondos en avance, en anticipo y en fideicomiso	732.133.105
Disminución de fondos en anticipos	149.991.972
Disminución de fondos en fideicomiso	582.141.133
TOTAL RECURSOS	**1.150.709.494**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**56.592.584**
GASTOS DE CONSUMO	43.573.646
Remuneraciones	35.665.521
Sueldos, salarios y otras retribuciones	10.291.280
Beneficios y complementos de sueldos y salarios	11.798.296
Aportes patronales	2.097.120
Prestaciones sociales y otras indemnizaciones	3.938.944
Asistencia socioeconómica	7.458.881
Otros gastos de personal	81.000
Compra de bienes y servicios	7.318.125
Bienes de consumo	575.061
Servicios no personales	6.743.064
Depreciación y amortización	590.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	13.018.938
Al sector privado	180.899
Transferencias corrientes al sector privado	180.899
Directas a personas	180.899
Pensiones y otros beneficios asociados	180.899
Al sector público	12.838.039
Transferencias corrientes al sector público	12.838.039
A la República	12.838.039
GASTOS DE CAPITAL	**1.092.636.388**
INVERSIÓN REAL DIRECTA	1.092.636.388
Formación bruta de capital Fijo	1.092.606.363
Edificios e instalaciones	50.000
Maquinaria, equipos y otros bienes muebles	669.825
Construcciones de bienes de dominio privado	356.660.557
Construcciones de bienes de dominio público	634.885.916
Producción propia (gastos capitalizables)	100.340.065
Compra de bienes y servicios	100.340.065
Servicios no personales	100.340.065
Bienes intangibles	30.025

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**1.480.522**
DISMINUCIÓN DE PASIVOS	1.480.522
Disminución de cuentas y efectos por pagar	1.480.522
Disminución de cuentas y efectos por pagar a corto plazo	1.480.522
Disminución cuentas por pagar a contratistas a corto Plazo	1.480.522
TOTAL GASTOS	**1.150.709.494**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
39104	Construcción, Ampliación y Mejoras de edificaciones Deportivas en el Territorio Nacional.	02-01-2006	30-03-2012	20.238.832	2.292.062			22.530.894
98314	Continuar con la Construcción, Ampliación y Mejoras de Edificaciones Varias a Nivel Nacional	06-01-2009	30-03-2012	215.235.402	3.989.552			219.224.954
98317	Construir, Mejorar y Mantener las Principales Autopistas y/o Vías Expresas del Territorio Nacional - Continuación	07-01-2009	30-03-2012	3.711.872.645	162.510.574			3.874.383.219
98385	Construir, Mejorar y Mantener las Carreteras y/o Vías Expresas a Nivel Nacional - Continuación	13-01-2009	28-09-2012	355.967.886	135.481.683			491.449.569
98393	Continuar con la Construcción, Ampliación y Mejoras de Edificaciones de Salud	09-02-2009	30-12-2012	884.948.863	8.738.167			893.687.030
98394	Construir, Ampliar y Mejorar las Edificaciones Educativas	19-01-2009	30-03-2012	588.323.737	7.152.060			595.475.797
98525	Continuación con la Construcción, Instalación y Mantenimiento de Puentes a Nivel Nacional	16-01-2009	30-12-2012	3.451.918.796	396.461.161			3.848.379.957
98701	Continuar, Ampliar y Mejorar las Instalaciones y Edificaciones de Seguridad y Defensa de la Nación	05-01-2009	30-03-2012	1.303.469.582	17.025.630			1.320.495.212
98706	Construcción, Rehabilitación y Mantenimiento de la Vialidad Agrícola a Nivel Nacional.	13-01-2009	30-12-2012	360.632.844	13.527.150			374.159.994
98712	Continuar con la Modernización, Adecuación y Ampliación de Espacios Físicos y Operacionales en el Territorio Nacional.	01-01-2009	30-03-2012	117.738.572	5.138.452			122.877.024
98718	Construir Edificaciones de Educación Superior	09-09-2009	30-03-2012	644.589.598	5.333.459			649.923.057
100079	Construir, Ampliar y Mejorar Viviendas a Nivel Nacional	13-01-2009	28-12-2012	791.770.997	349.977.207			1.141.748.204
	TOTAL			**12.446.707.754**	**1.107.627.157**			**13.554.334.911**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
39104	Construcción, Ampliación y Mejoras de Edificaciones Deportivas en el Territorio Nacional	Metro Cuadrado			3.217	2.292.062				2.292.062
98314	Continuar con la Construcción, Ampliación y Mejoras de Edificaciones Varias a Nivel Nacional	Metro Cuadrado			22.186,67	3.989.552				3.989.552
98317	Construir, Mejorar y Mantener las Principales Autopistas y/o Vías Expresas del Territorio Nacional - Continuación	Kilómetro			26,67	162.510.574				162.510.574
98385	Construir, Mejorar y Mantener las Carreteras y/o Vías Expresas a Nivel Nacional - Continuación	Kilómetro			32	25.481.683	110.000.000			135.481.683
98393	Continuar con la Construcción, Ampliación y Mejoras de Edificaciones de Salud	Metro Cuadrado			12.897	8.738.167				8.738.167
98394	Construir, Ampliar y Mejorar las Edificaciones Educativas	Metro Cuadrado			854,30	7.152.060				7.152.060
98525	Continuación con la Construcción, Instalación y Mantenimiento de Puentes a Nivel Nacional	Kilómetro			4	396.461.161				396.461.161
98701	Continuar, Ampliar y Mejorar las Instalaciones y Edificaciones de Seguridad y Defensa de la Nación	Metro Cuadrado			14.644	17.025.630				17.025.630

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
98706	Construcción, Rehabilitación y Mantenimiento de la Vialidad Agrícola a Nivel Nacional.	Kilómetro			11,67	13.527.150				13.527.150
98712	Continuar con la Modernización, Adecuación y Ampliación de Espacios Físicos y Operacionales en el Territorio Nacional.	Kilómetro			0,20	5.138.452				5.138.452
98718	Construir Edificaciones de Educación Superior	Metro Cuadrado			14.188	5.333.459				5.333.459
100079	Construir, Ampliar y Mejorar Viviendas a Nivel Nacional	Metro Cuadrado			74.760	189.977.207	160.000.000			349.977.207
TOTAL						**837.627.157**	**270.000.000**			**1.107.627.157**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	5.926.420	29.819.101			35.745.521
02	Gestión Administrativa	7.155.917				7.155.917
03	Previsión y Protección Social		180.899			180.899
	TOTAL	**13.082.337**	**30.000.000**			**43.082.337**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**101**	**54**	**8**	**163**	**8.474.392**		**8.474.392**
Alto Nivel y de Dirección	1			1	95.836		95.836
Directivo	4	2		6	524.557		524.557
Profesional y Técnico	81	33	5	119	7.095.394		7.095.394
Personal Administrativo	12	3		15	284.081		284.081
Obrero	3	16	3	22	474.524		474.524
Personal Contratado	**3**	**8**	**3**	**14**	**900.000**		**900.000**
Profesional y Técnico	1	8	3	12	900.000		900.000
TOTAL	**104**	**62**	**11**	**177**	**9.374.392**		**9.374.392**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**2**		**2**	**180.899**
Empleados	2		2	180.899
TOTAL	**2**		**2**	**180.899**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de Personal	35.665.521
4.02	Materiales, Suministros y Mercancías	575.061
4.03	Servicios No Personales	107.083.129
4.04	Activos Reales	992.296.323
4.07	Transferencias y Donaciones	13.018.938
4.08	Otros Gastos	590.000
4.11	Disminución de Pasivos	1.480.522
	TOTAL	**1.150.709.494**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**300.008.000**
INGRESOS CORRIENTES ORDINARIOS	300.008.000
INGRESOS DE LA PROPIEDAD	8.000
Intereses	8.000
Intereses internos	8.000
Intereses por depósitos	8.000
TRANSFERENCIAS CORRIENTES	300.000.000
Transferencias corrientes del sector público	300.000.000
Transferencias corrientes internas recibidas del sector público	300.000.000
De la República	300.000.000
Gastos de Funcionamiento	30.000.000
Recursos Ordinarios	
Proyectos de Inversión	270.000.000
Recursos Ordinarios	
1.2 GASTOS CORRIENTES	**56.592.584**
GASTOS DE CONSUMO	43.573.646
Remuneraciones	35.665.521
Sueldos, salarios y otras retribuciones	10.291.280
Beneficios y complementos de sueldos y salarios	11.798.296
Aportes patronales	2.097.120
Prestaciones sociales y otras indemnizaciones	3.938.944
Asistencia socioeconómica	7.458.881
Otros gastos de personal	81.000
Compra de bienes y servicios	7.318.125
Bienes de consumo	575.061
Servicios no personales	6.743.064
Depreciación y amortización	590.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	13.018.938
Al sector privado	180.899
Transferencias corrientes al sector privado	180.899
Directas a personas	180.899
Pensiones y otros beneficios asociados	180.899
Al sector público	12.838.039
Transferencias corrientes al sector público	12.838.039
A la República	12.838.039
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**243.415.416**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**244.005.416**
RECURSOS PROPIOS DE CAPITAL	244.005.416
Ahorro en Cuenta Corriente	243.415.416
Incremento de la depreciación y amortización acumuladas	590.000
2.2 GASTOS DE CAPITAL	**1.092.636.388**
INVERSIÓN REAL DIRECTA	1.092.636.388
Formación bruta de capital Fijo	1.092.606.363
Edificios e instalaciones	50.000
Maquinaria, equipos y otros bienes muebles	669.825
Construcciones de bienes de dominio privado	356.660.557
Construcciones de bienes de dominio público	634.885.916
Producción propia (gastos capitalizables)	100.340.065
Compra de bienes y servicios	100.340.065
Servicios no personales	100.340.065
Bienes intangibles	30.025
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(848.630.972)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**850.111.494**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	850.111.494
Disminución de otros activos financieros	850.111.494
Disminución de disponibilidades	3.999.200
Disminución de Bancos	3.999.200
Disminución de cuentas por cobrar a corto plazo	113.979.189
Disminución de otras cuentas por cobrar a corto plazo	113.979.189
Disminución de fondos en avance, en anticipo y en fideicomiso	732.133.105
Disminución de fondos en anticipos	149.991.972
Disminución de fondos en fideicomiso	582.141.133
3.2 APLICACIONES FINANCIERAS	**850.111.494**
DISMINUCIÓN DE PASIVOS	1.480.522
Disminución de cuentas y efectos por pagar	1.480.522
Disminución de cuentas y efectos por pagar a corto plazo	1.480.522
Disminución cuentas por pagar a contratistas a corto plazo	1.480.522
DÉFICIT FINANCIERO	848.630.972

A0460

Fundación Misión Milagro

FUNDACIÓN MISIÓN MILAGRO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Misión de la Fundación Misión Milagro, es proveer un excelente servicio oftalmológico integral, a las comunidades históricamente excluidas de la atención y apartadas de la vida productiva y social, tanto en la República Bolivariana de Venezuela, como en otros países de Latinoamérica, empleando talento humano y recursos de alta tecnología en la prevención, detección, canalización y solución de problemas oftalmológicos, a fin de prevenir y tratar cualquier patología, que ponga en peligro la salud visual de los beneficiarios del servicio, potenciando su participación protagónica dentro de la sociedad, lográndose la independencia de los mismos, de su núcleo familiar y el aumento de su calidad de vida.

La Visión es ser una Fundación de gran capacidad de adaptación, a los requerimientos que impone el Compromiso Sandino, para impulsar y consolidar el disfrute de los derechos sociales, de forma universal y equitativa, orientada a la búsqueda de la excelencia en la atención médico-oftalmológica, que responda a las necesidades de la comunidad.

Sus objetivos primordiales, son los siguientes:

- La adquisición y asignación de equipos médicos, material instrumental médico oftalmológico, así como la contratación de personal especializado, que le permita a la Fundación Misión Milagro, a través del adecuado funcionamiento de los establecimientos de salud, atender de manera eficiente, las distintas cirugías oftalmológicas, que deben realizarse a las poblaciones afectadas.

- Realizar todo tipo de gestiones para la obtención de los recursos económicos, para el cumplimiento de programas, en las distintas etapas de su actividad.

- Prestar el apoyo logístico, para brindar una atención integral a los beneficiarios de la Misión Milagro, en todo lo concerniente a traslados, alimentación, alojamiento y cualquier otro gasto, relacionado con la asistencia médico quirúrgica.

- Articular las políticas sociales, impulsadas por el Gobierno Nacional, para incorporar a la actividad productiva, a los ciudadanos y ciudadanas, a quienes se les haya solucionado su problema visual, para lograr el desarrollo individual y colectivo.

- Promover programas de formación y capacitación de recursos humanos en el área oftalmológica, los cuales, mediante convenio, podrán contar con el apoyo financiero requerido para su ejecución.

Conviene señalar, que parte de las asignaciones correspondientes a la Fundación Misión Milagro, serán canceladas a través del Ministerio del Poder Popular del Despacho de la Presidencia, como órgano responsable del financiamiento de las Misiones Sociales.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**70.140.000**
INGRESOS CORRIENTES ORDINARIOS	70.140.000
TRANSFERENCIAS CORRIENTES	70.140.000
Transferencias corrientes del sector público	70.140.000
Transferencias corrientes internas recibidas del sector público	70.140.000
De la República	70.140.000
TOTAL RECURSOS	**70.140.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**70.140.000**
GASTOS DE CONSUMO	41.989.660
Remuneraciones	120.000
Sueldos, salarios y otras retribuciones	120.000
Compra de bienes y servicios	39.788.018
Bienes de consumo	2.526.836
Servicios no personales	37.261.182
Impuestos indirectos	2.081.642
TRANSFERENCIAS Y DONACIONES CORRIENTES	28.150.340
Al sector privado	28.150.340
Donaciones corrientes al sector privado	28.150.340
Donaciones a personas	28.150.340
TOTAL GASTOS	**70.140.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115.543	Revisión, Rectificación y Reimpulso de la Fundación Misión Milagro en el Ámbito Nacional e Internacional	Paciente	70.000	50.000	120.000		20.140.000			20.140.000
TOTAL							20.140.000			20.140.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		120.000			120.000
02	Gestión Administrativa		49.880.000			49.880.000
TOTAL			50.000.000			50.000.000

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**1**	**1**		**2**	**60.000**	**60.000**	**120.000**
Administrativo	1	1		2	60.000	60.000	120.000
TOTAL	**1**	**1**		**2**	**60.000**	**60.000**	**120.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	120.000
4.02	Materiales, suministros y mercancías	2.526.836
4.03	Servicios no personales	39.342.824
4.07	Transferencias y donaciones	28.150.340
	TOTAL	**70.140.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**70.140.000**
INGRESOS CORRIENTES ORDINARIOS	70.140.000
TRANSFERENCIAS CORRIENTES	70.140.000
Transferencias corrientes del sector público	70.140.000
Transferencias corrientes internas recibidas del sector público	70.140.000
De la República -Recursos ordinarios-	70.140.000
- Ministerio del Poder Popular del Despacho de la Presidencia	20.140.000
- Vicepresidencia de la República	50.000.000
1.2 GASTOS CORRIENTES	**70.140.000**
GASTOS DE CONSUMO	41.989.660
Remuneraciones	120.000
Sueldos, salarios y otras retribuciones	120.000
Compra de bienes y servicios	39.788.018
Bienes de consumo	2.526.836
Servicios no personales	37.261.182
Impuestos indirectos	2.081.642
TRANSFERENCIAS Y DONACIONES CORRIENTES	28.150.340
Al sector privado	28.150.340
Donaciones corrientes al sector privado	28.150.340
Donaciones a personas	28.150.340
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	**0**

A0830

Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)

SERVICIO COORDINADO DE TRANSPORTE AÉREO DEL EJECUTIVO NACIONAL (SATA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA), creado con el fin de coordinar la prestación del servicio de transporte aéreo, a los funcionarios acreditados de la Administración Pública Central y Descentralizada, enfoca su política de financiamiento, a través de los ingresos provenientes de la venta de sus servicios (propios de operación), recursos estos que son destinados al mantenimiento aeronáutico integral de las aeronaves. El SATA, por ser un servicio autónomo, tiene la capacidad de generar recursos propios, dado que presta un servicio de contraprestación.

En relación a la política de gastos del SATA, la misma está orientada a cubrir las necesidades reportadas por la Dirección de Mantenimiento y la Dirección de Operaciones, básicamente, así como también los gastos de funcionamiento, requeridos por la Oficina de Administración y Finanzas. Estas erogaciones, fueron proyectadas en función de mantener y garantizar la operatividad de la flota de aviones de la Institución.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**68.580.000**
INGRESOS CORRIENTES ORDINARIOS	68.580.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	18.580.000
Venta de otros bienes y servicios	18.580.000
TRANSFERENCIAS CORRIENTES	50.000.000
Transferencias corrientes del sector público	50.000.000
Transferencias corrientes internas recibidas del sector público	50.000.000
De la República	50.000.000
INGRESOS DE CAPITAL	**250.000**
RECURSOS PROPIOS DE CAPITAL	250.000
Incremento de la depreciación y amortización acumuladas	250.000
TOTAL RECURSOS	**68.830.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**51.569.000**
GASTOS DE CONSUMO	51.569.000
Remuneraciones	20.000.000
Sueldos, salarios y otras retribuciones	4.542.275
Beneficios y complementos de sueldos y salarios	7.473.202
Aportes patronales	658.105
Prestaciones sociales y otras indemnizaciones	1.351.574
Asistencia socioeconómica	5.234.866
Otros gastos de personal	739.978
Compra de bienes y servicios	30.519.000
Bienes de consumo	10.204.000
Servicios no personales	20.315.000
Impuestos indirectos	800.000
Depreciación y amortización	250.000
GASTOS DE CAPITAL	**14.391.000**
INVERSIÓN REAL DIRECTA	14.341.000
Formación bruta de capital fijo	14.221.000
Maquinaria, equipos y otros bienes muebles	14.221.000
Bienes intangibles	120.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	50.000
Al sector privado	50.000
Transferencias de capital al sector privado	50.000
A personas	50.000
APLICACIONES FINANCIERAS	**2.870.000**
DISMINUCIÓN DE PASIVOS	2.870.000
Disminución de cuentas y efectos por pagar	2.870.000
Disminución de cuentas y efectos por pagar a corto plazo	2.870.000
Disminución cuentas por pagar a proveedores a corto plazo	2.870.000
TOTAL GASTOS	**68.830.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114.903	Prestar Servicio de Transporte Aéreo a los Funcionarios de la Administración Pública Central y Descentralizada para Trasladarse al Interior o Exterior	Hora			3.500	7.535.000	30.000.000			37.535.000
TOTAL						**7.535.000**	**30.000.000**			**37.535.000**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		20.000.000			20.000.000
02	Gestión Administrativa	11.295.000				11.295.000
TOTAL		**11.295.000**	**20.000.000**			**31.295.000**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**20**	**64**	**14**	**98**	**4.542.275**		**4.542.275**
Directivo	1	5	1	7	518.400		518.400
Profesional y Técnico	1	32	12	45	2.752.200		2.752.200
Administrativo	13	14	1	28	807.208		807.208
Obrero	5	13		18	464.467		464.467
TOTAL	20	64	14	98	4.542.275		4.542.275

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	20.000.000
4.02	Materiales, suministros y mercancías	10.204.000
4.03	Servicios no personales	21.115.000
4.04	Activos reales	14.341.000
4.07	Transferencias y donaciones	50.000
4.08	Otros gastos	250.000
4.11	Disminución de pasivos	2.870.000
	TOTAL	**68.830.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**68.580.000**
INGRESOS CORRIENTES ORDINARIOS	68.580.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	18.580.000
Venta de otros bienes y servicios	18.580.000
TRANSFERENCIAS CORRIENTES	50.000.000
Transferencias corrientes del sector público	50.000.000
Transferencias corrientes internas recibidas del sector público	50.000.000
De la República (Vicepresidencia de la República)	50.000.000
Recursos Ordinarios	50.000.000
1.2 GASTOS CORRIENTES	**51.569.000**
GASTOS DE CONSUMO	51.569.000
Remuneraciones	20.000.000
Sueldos, salarios y otras retribuciones	4.542.275
Beneficios y complementos de sueldos y salarios	7.473.202
Aportes patronales	658.105
Prestaciones sociales y otras indemnizaciones	1.351.574
Asistencia socioeconómica	5.234.866
Otros gastos de personal	739.978
Compra de bienes y servicios	30.519.000
Bienes de consumo	10.204.000
Servicios no personales	20.315.000
Impuestos indirectos	800.000
Depreciación y amortización	250.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**17.011.000**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**17.261.000**
RECURSOS PROPIOS DE CAPITAL	17.261.000
Ahorro en cuenta corriente	17.011.000
Incremento de la depreciación y amortización acumuladas	250.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**14.391.000**
INVERSIÓN REAL DIRECTA	14.341.000
Formación bruta de capital fijo	14.221.000
Maquinaria, equipos y otros bienes muebles	14.221.000
Bienes intangibles	120.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	50.000
Al sector privado	50.000
Transferencias de capital al sector privado	50.000
A personas	50.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**2.870.000**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.870.000**
SUPERÁVIT FINANCIERO	2.870.000
3.2 APLICACIONES FINANCIERAS	**2.870.000**
DISMINUCIÓN DE PASIVOS	2.870.000
Disminución de cuentas y efectos por pagar	2.870.000
Disminución de cuentas y efectos por pagar a corto plazo	2.870.000
Disminución cuentas por pagar a proveedores a corto plazo	2.870.000

A0908

Servicio Nacional de Contrataciones

SERVICIO NACIONAL DE CONTRATACIONES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Política Presupuestaria del Servicio Nacional de Contrataciones (SNC), estará alineada a los principios de calidad, disciplina, eficiencia y productividad del gasto, que permitan la efectividad en la utilización de los recursos públicos asignados. En este sentido, el SNC fundamentó su formulación presupuestaria del año 2012, en la racionalización y eficiencia del gasto, el cual está orientado a la materialización de las actividades medulares, que permitan el cumplimiento de lo previsto en la Ley de Contrataciones Públicas y su Reglamento.

Para el ejercicio económico financiero 2012, aplicará los recursos provenientes de los ingresos propios y las transferencias corrientes del Ejecutivo Nacional, a los fines de:

- Facilitar el proceso de Contratación Pública, mediante la implantación de un sistema electrónico integrado en línea.
- Identificar y verificar la información legal, financiera, experiencia técnica y clasificación por especialidad, de las personas naturales o jurídicas nacionales y extranjeras, inscritas y por actualizar, en el Registro Nacional de Contratistas.
- Garantizar y mantener la información de la Programación de Compras del Estado y sumarios trimestrales, de todos los órganos y entes sujetos a la Ley de Contrataciones.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**72.705.604**
INGRESOS CORRIENTES ORDINARIOS	72.705.604
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	40.705.604
Venta de otros bienes y servicios	40.705.604
TRANSFERENCIAS CORRIENTES	32.000.000
Transferencias corrientes del sector público	32.000.000
Transferencias corrientes internas recibidas del sector público	32.000.000
De la República	32.000.000
INGRESOS DE CAPITAL	**100.000**
RECURSOS PROPIOS DE CAPITAL	100.000
Incremento de la depreciación y amortización acumuladas	100.000
FUENTES DE FINANCIAMIENTO	**1.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.500.000
Disminución de otros activos financieros	1.500.000
Disminución de disponibilidades	1.500.000
Disminución de caja	1.500.000
TOTAL RECURSOS	**74.305.604**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**73.455.604**
GASTOS DE CONSUMO	73.207.604
Remuneraciones	55.770.096
Sueldos, salarios y otras retribuciones	25.208.967
Beneficios y complementos de sueldos y salarios	6.882.161
Aportes patronales	3.016.764
Prestaciones sociales y otras indemnizaciones	3.799.810
Asistencia socioeconómica	16.534.594
Otros gastos de personal	327.800
Compra de bienes y servicios	15.435.918
Bienes de consumo	5.607.824
Servicios no personales	9.828.094
Impuestos indirectos	1.901.590
Depreciación y amortización	100.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	248.000
Al sector privado	248.000
Transferencias corrientes al sector privado	248.000
Directas a personas	248.000
Jubilaciones y otros beneficios asociados	248.000
GASTOS DE CAPITAL	**850.000**
INVERSIÓN REAL DIRECTA	850.000
Formación bruta de capital fijo	700.000
Maquinaria, equipos y otros bienes muebles	700.000
Bienes intangibles	150.000
TOTAL GASTOS	**74.305.604**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114.082	Afianzar el Funcionamiento del RNC y RNCE	Informe de Ejecución			12	34.651.869				34.651.869
TOTAL						**34.651.869**				**34.651.869**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	336.000	23.968.971			24.304.971
02	Gestión Administrativa	7.049.062	8.031.029			15.080.091
03	Previsión y Protección Social	248.000				248.000
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	20.673				20.673
TOTAL		**7.653.735**	**32.000.000**			**39.653.735**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**52**	**32**	**27**	**111**	**2.729.199**	**888.514**	**3.617.713**
Alto Nivel y de Dirección	1			1	23.904	6.300	30.204
Directivo	10	7	7	24	643.223	223.020	866.243
Profesional y Técnico	15	10	10	35	921.939	314.660	1.236.599
Administrativo	7	4		11	245.238	77.792	323.030
Obrero	19	11	10	40	894.895	266.742	1.161.637
Personal Contratado	**135**	**99**		**234**	**7.244.165**		**7.244.165**
Profesional y Técnico	129	88		217	4.984.200		4.984.200
Administrativo	6	11		17	2.259.965		2.259.965
TOTAL	187	131	27	345	9.973.364	888.514	10.861.878

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**4**	**1**	**5**	**248.000**
Empleado	4	1	5	248.000
TOTAL	4	1	5	248.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	55.770.096
4.02	Materiales, suministros y mercancías	5.607.824
4.03	Servicios no personales	11.729.684
4.04	Activos reales	850.000
4.07	Transferencias y donaciones	248.000
4.08	Otros gastos	100.000
	TOTAL	74.305.604

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**72.705.604**
INGRESOS CORRIENTES ORDINARIOS	72.705.604
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	40.705.604
Venta de otros bienes y servicios	40.705.604
TRANSFERENCIAS CORRIENTES	32.000.000
Transferencias corrientes del sector público	32.000.000
Transferencias corrientes internas recibidas del sector público	32.000.000
De la República (Vicepresidencia de la República – Comisión Central de Planificación)	32.000.000
Recursos Ordinarios	32.000.000
1.2 GASTOS CORRIENTES	**73.455.604**
GASTOS DE CONSUMO	73.207.604
Remuneraciones	55.770.096
Sueldos, salarios y otras retribuciones	25.208.967
Beneficios y complementos de sueldos y salarios	6.882.161
Aportes patronales	3.016.764
Prestaciones sociales y otras indemnizaciones	3.799.810
Asistencia socioeconómica	16.534.594
Otros gastos de personal	327.800
Compra de bienes y servicios	15.435.918
Bienes de consumo	5.607.824
Servicios no personales	9.828.094
Impuestos indirectos	1.901.590
Depreciación y amortización	100.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	248.000
Al sector privado	248.000
Transferencias corrientes al sector privado	248.000
Directas a personas	248.000
Jubilaciones y otros beneficios asociados	248.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(750.000)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(650.000)**
RECURSOS PROPIOS DE CAPITAL	(650.000)
Desahorro en cuenta corriente	(750.000)
Incremento de la depreciación y amortización acumuladas	100.000
2.2 GASTOS DE CAPITAL	**850.000**
INVERSIÓN REAL DIRECTA	850.000
Formación bruta de capital fijo	700.000
Maquinaria, equipos y otros bienes muebles	700.000
Bienes intangibles	150.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.500.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.500.000
Disminución de otros activos financieros	1.500.000
Disminución de disponibilidades	1.500.000
Disminución de caja	1.500.000
3.2 APLICACIONES FINANCIERAS	**1.500.000**
DÉFICIT FINANCIERO	1.500.000

A0939

Instituto Nacional de Aeronáutica Civil (INAC)

INSTITUTO NACIONAL DE AERONÁUTICA CIVIL (INAC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Nacional de Aviación Civil, fue creado mediante Decreto N° 1.446 con Fuerza de Ley de Aviación Civil de fecha 18-09-2001, publicado en Gaceta Oficial N° 37.293 del 28-09-2001; y a partir de la publicación en Gaceta Oficial N° 38.333 de fecha 12-12-2005, se denomina Instituto Nacional de Aeronáutica Civil (INAC), ente autónomo, de naturaleza técnica, dotado de personalidad jurídica y patrimonio propio e independiente del Tesoro Nacional, con autonomía técnica, financiera, organizativa y administrativa, adscrito a la Vicepresidencia de la República, teniendo como competencia la regulación, formulación y seguimiento de políticas, planificación y realización de las actividades del Ejecutivo Nacional, en materia de aviación civil, como autoridad aeronáutica de la República Bolivariana de Venezuela.

El Instituto Nacional de Aeronáutica Civil (INAC), desempeña desde el punto de vista normativo, las tres (3) funciones primordiales de la actividad aeronáutica, las cuales son: la aplicación y desarrollo del sistema de fiscalización y regulación, proveer servicios que impacten directamente en la seguridad operacional del sistema y planificar la distribución del espacio aéreo nacional, para alcanzar los más altos niveles de optimización, en cuanto al empleo aereocomercial del modo de transporte aéreo.

Como objetivos generales, el Instituto tiene:

- Ofrecer los medios para desarrollar un servicio de aeronáutica civil, seguro, estable y reglamentado, económico y eficaz, de acuerdo a los estándares establecidos mundialmente, con el propósito de promover una proyección internacional de oportunidades iguales, en el intercambio de derechos y acuerdos bilaterales.
- Garantizar la seguridad de las operaciones aéreas, que se realicen en el espacio aéreo venezolano; planificar, desarrollar, instalar y mantener los sistemas de control y equipos, que sirven de apoyo a la navegación aérea, asegurando el cumplimiento de las normativas legales que rigen esta actividad, tanto a nivel nacional como internacional.

Para el año 2012, los proyectos del Instituto, están concebidos en función de la solución de problemas y atención de necesidades sociales, en armonía con los lineamientos del Plan de Desarrollo Económico y Social de la Nación 2007-2013, Proyecto Nacional "Simón Bolívar", Primer Plan Socialista (PPS) y los objetivos del nuevo mapa estratégico.

El INAC, a fin de cumplir con las competencias necesarias para la regulación, planificación, promoción, desarrollo, protección y vigilancia de aeronáutica civil, en todo el territorio nacional, en coordinación con las directrices que le dicta la Vicepresidencia de la República, se ha planteado desarrollar para el ejercicio fiscal 2012, los siguientes proyectos:

- Formación Integral de Pilotos – CIAC.
- Modernización de la Plataforma Tecnológica del INAC III
- Fortalecimiento de la Seguridad Aeronáutica III
- Optimización de la Gestión de los Servicios para la Navegación Aérea IV
- Formación del Personal Técnico Aeronáutico INAC – IUAC

La política presupuestaria, que enmarca el Presupuesto de Gastos del Instituto Nacional de Aeronáutica Civil (INAC) para el Ejercicio Fiscal 2012, prevé lo siguiente:

- Automatización de los procesos e interconexión entre las distintas dependencias a nivel nacional.
- Formación de pilotos civiles INAC y militares, de acuerdo al convenio bilateral.
- Garantizar el establecimiento de condiciones seguras para la navegación aérea, a través de acciones que permitan una óptima operatividad de la infraestructura aeronáutica.
- Formación del personal técnico aeronáutico INAC, que labora en los aeropuertos, en apoyo a las operaciones en tierra y militar.
- Permitir la circulación aérea de las aeronaves de forma ordenada, segura y eficiente.
- Ofrecer atención oportuna y eficiente de los Servicios de Búsqueda y Salvamento y Bomberos Aeronáuticos.

- Garantizar el rescate de vidas humanas en eventos aéreos.
- Mitigar los riesgos que atentan sobre el sistema aeronáutico.
- Desarrollo e implementación de la Fase II, del Sistema Integrado de Gestión Aeronáutica (AEROSIT).
- Fomentar los planes de desarrollo para el sector aeronáutico, propiciando los proyectos de modernización de servicios e infraestructura aeroportuaria, sistemas de navegación aérea y salvamento.
- Consolidar la plataforma tecnológica del INAC, en software, hardware y sistemas de comunicaciones, a fin de responder a las exigencias operativas y administrativas del Instituto, permitiendo el manejo seguro y oportuno de la información.
- Desarrollar los sistemas de inspección y certificación de los entes que comprenden la aeronáutica civil.
- Fortalecer el proceso de desconcentración hacia las regiones, lo cual permitirá ejercer la autoridad aeronáutica con mayor efectividad, realizar un mejor control y optimizar la seguridad en las regiones.
- Optimizar los servicios de navegación aérea y garantizar un alto nivel de calidad en la prestación de los mismos.
- Se creará la Sala Situacional de Alertas Tempranas, para darle seguimiento a eventos medulares de gestión del Instituto y establecer medidas correctivas y preventivas, en la búsqueda de mejorar la eficiencia de la gestión.
- Desarrollar y capacitar el capital humano, en áreas técnicas asociadas al sector aeronáutico y profesional.
- Fomentar y mantener el clima organizacional estable, así como la identificación de todos los trabajadores con la Institución.
- Regular el status del nivel de personal por cargos públicos, por medio del mérito y de evaluación de requerimientos mínimos.
- Mantener y mejorar los beneficios socioeconómicos otorgados a los trabajadores.
- Implementar el Sistema de Evaluaciones del Desempeño, como indicador de gestión del funcionamiento de las diferentes Gerencias, para justificar las necesidades del personal, así mismo, como factor de incentivo.
- Dar cumplimiento a lo establecido en la LOPCYMAT.
- Restringir el ingreso de personal contratado para el año 2012 y así dar cumplimiento al régimen de personal del INAC y lineamientos del Ejecutivo Nacional.
- Analizar y publicar las estadísticas del sector aéreo, a fin de mantener una información veraz y oportuna para la toma de decisiones.
- Participar en eventos internacionales relacionados en materia aeronáutica, apoyando los procesos de integración para la solución de problemas en el sector.
- Será prioridad en el ámbito de la gestión humana dentro del Instituto Nacional de Aeronáutica Civil (INAC), la continuidad y establecimiento de nuevos cursos de mejoramiento profesional y desarrollo de aptitudes de cada individuo que labora en el Instituto, con el fin de optimizar los procesos que dan vida y razón de ser a este Organismo.
- Y por último, mantener una política de racionalización y discrecionalidad del gasto suntuario.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**680.361.905**
INGRESOS CORRIENTES ORDINARIOS	680.361.905
INGRESOS NO TRIBUTARIOS	154.273.577
Tasas	154.273.577
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	500.902.161
Venta de otros bienes y servicios	500.902.161
INGRESOS DE OPERACIÓN	16.059.064
Otros ingresos de operación	16.059.064
INGRESOS DE LA PROPIEDAD	1.355.891
Intereses	1.355.891
Intereses internos	1.355.891
Intereses por depósitos	1.355.891
OTROS INGRESOS	7.771.212
Otros ingresos ordinarios	7.771.212
INGRESOS DE CAPITAL	**21.829.014**
RECURSOS PROPIOS DE CAPITAL	21.829.014
Incremento de la depreciación y amortización acumuladas	21.829.014
FUENTES DE FINANCIAMIENTO	**66.305.398**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	66.305.398
Disminución de otros activos financieros	66.305.398
Disminución de disponibilidades	27.348.186
Disminución de bancos	27.348.186
Disminución de cuentas por cobrar a corto plazo	38.957.212
Disminución de cuentas comerciales por cobrar a corto plazo	38.957.212
TOTAL RECURSOS	**768.496.317**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**688.873.854**
GASTOS DE CONSUMO	680.801.417
Remuneraciones	409.184.980
Sueldos, salarios y otras retribuciones	124.109.591
Beneficios y complementos de sueldos y salarios	111.797.380
Aportes patronales	21.950.565
Prestaciones sociales y otras indemnizaciones	40.983.421
Asistencia socioeconómica	110.344.023
Compra de bienes y servicios	219.926.418
Bienes de consumo	47.607.809
Servicios no personales	172.318.609
Impuestos indirectos	29.861.005
Depreciación y amortización	21.829.014
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.072.437
Al sector privado	2.616.657
Transferencias corrientes al sector privado	1.816.657
Directas a personas	1.816.657
Pensiones y otros beneficios asociados	302.776
Jubilaciones y otros beneficios asociados	1.513.881
Donaciones corrientes al sector privado	800.000
Donaciones a personas	800.000
Al sector público	2.500.000
Transferencias corrientes al sector público	2.500.000
A la República	2.500.000
Al sector externo	2.955.780
Transferencias corrientes al exterior	2.955.780
A organismos internacionales	2.955.780
GASTOS DE CAPITAL	**73.287.461**
INVERSIÓN REAL DIRECTA	73.287.461
Formación bruta de capital fijo	65.217.461
Maquinaria, equipos y otros bienes muebles	64.967.461
Construcciones de bienes de dominio privado	250.000
Bienes intangibles	8.070.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**6.335.002**
DISMINUCIÓN DE PASIVOS	6.335.002
Disminución de cuentas y efectos por pagar	6.335.002
Disminución de cuentas y efectos por pagar a corto plazo	6.335.002
Disminución cuentas por pagar a proveedores a corto plazo	6.335.002
TOTAL GASTOS	**768.496.317**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114.263	Formación Integral de Pilotos CIAC	Curso			12	9.193.364				9.193.364
114.404	Optimización de la Gestión de los Servicios para la Navegación Aérea IV	Mantenimiento			1.200	278.147.164				278.147.164
114.431	Modernización de la Plataforma Tecnológica del Instituto Nacional de Aeronáutica Civil III	Sistema			1	17.127.125				17.127.125
114.478	Formación del Personal Técnico Aeronáutico INAC IUAC	Capacitación			39	9.709.000				9.709.000
114.504	Fortalecimiento de la Seguridad Aeronáutica IV	Certificado			2.191	72.858.869				72.858.869
	TOTAL					**387.035.522**				**387.035.522**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	199.404.055				199.404.055
02	Gestión Administrativa	170.886.212				170.886.212
03	Previsión y Protección Social	1.816.657				1.816.657
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	9.353.871				9.353.871
	TOTAL	**381.460.795**				**381.460.795**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**744**	**1.015**		**1.759**	**59.173.210**	**5.765.682**	**64.938.892**
Alto Nivel y de Dirección	15	14		29	1.516.383		1.516.383
Profesional y Técnico	654	825		1.479	51.620.660	5.162.065	56.782.725
Administrativo	55	52		107	3.590.183	359.019	3.949.202
Obrero	20	124		144	2.445.984	244.598	2.690.582
Personal Contratado	**51**	**119**		**170**	**9.988.381**		**9.988.381**
Profesional y Técnico	51	119		170	9.988.381		9.988.381
TOTAL	**795**	**1.134**		**1.929**	**69.161.591**	**5.765.682**	**74.927.273**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados		**4**	**4**	**302.776**
Empleado		4	4	302.776
Jubilados	**7**	**3**	**10**	**1.513.881**
Empleado	7	3	10	1.513.881
TOTAL	**7**	**7**	**14**	**1.816.657**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	409.184.980
4.02	Materiales, suministros y mercancías	47.607.809
4.03	Servicios no personales	202.179.614
4.04	Activos reales	73.287.461
4.07	Transferencias y donaciones	8.072.437
4.08	Otros gastos	21.829.014
4.11	Disminución de pasivos	6.335.002
	TOTAL	**768.496.317**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**680.361.905**
INGRESOS CORRIENTES ORDINARIOS	680.361.905
INGRESOS NO TRIBUTARIOS	**154.273.577**
INGRESOS NO TRIBUTARIOS	154.273.577
Tasas	154.273.577
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	500.902.161
Venta de otros bienes y servicios	500.902.161
INGRESOS DE OPERACIÓN	16.059.064
Otros ingresos de operación	16.059.064
INGRESOS DE LA PROPIEDAD	1.355.891
Intereses	1.355.891
Intereses internos	1.355.891
Intereses por depósitos	1.355.891
OTROS INGRESOS	7.771.212
Otros ingresos ordinarios	7.771.212
1.2 GASTOS CORRIENTES	**688.873.854**
GASTOS DE CONSUMO	680.801.417
Remuneraciones	409.184.980
Sueldos, salarios y otras retribuciones	124.109.591
Beneficios y complementos de sueldos y salarios	111.797.380
Aportes patronales	21.950.565
Prestaciones sociales y otras indemnizaciones	40.983.421
Asistencia socioeconómica	110.344.023
Compra de bienes y servicios	219.926.418
Bienes de consumo	47.607.809
Servicios no personales	172.318.609
Impuestos indirectos	29.861.005
Depreciación y amortización	21.829.014
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.072.437
Al sector privado	2.616.657
Transferencias corrientes al sector privado	1.816.657

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Directas a personas	1.816.657
Pensiones y otros beneficios asociados	302.776
Jubilaciones y otros beneficios asociados	1.513.881
Donaciones corrientes al sector privado	800.000
Donaciones a personas	800.000
Al sector público	2.500.000
Transferencias corrientes al sector público	2.500.000
A la República	2.500.000
Al sector externo	2.955.780
Transferencias corrientes al exterior	2.955.780
A organismos internacionales	2.955.780
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(8.511.949)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**13.317.065**
RECURSOS PROPIOS DE CAPITAL	13.317.065
Desahorro en cuenta corriente	(8.511.949)
Incremento de la depreciación y amortización acumuladas	21.829.014
2.2 GASTOS DE CAPITAL	**73.287.461**
INVERSIÓN REAL DIRECTA	73.287.461
Formación bruta de capital fijo	65.217.461
Maquinaria, equipos y otros bienes muebles	64.967.461
Construcciones de bienes de dominio privado	250.000
Bienes intangibles	8.070.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(59.970.396)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**66.305.398**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	66.305.398
Disminución de otros activos financieros	66.305.398
Disminución de disponibilidades	27.348.186

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de bancos	27.348.186
Disminución de cuentas por cobrar a corto plazo	38.957.212
Disminución de cuentas comerciales por cobrar a corto plazo	38.957.212
3.2 APLICACIONES FINANCIERAS	**66.305.398**
DISMINUCIÓN DE PASIVOS	6.335.002
Disminución de cuentas y efectos por pagar	6.335.002
Disminución de cuentas y efectos por pagar a corto plazo	6.335.002
Disminución cuentas por pagar a proveedores a corto plazo	6.335.002
DÉFICIT FINANCIERO	59.970.396

34
Ministerio del Poder Popular para la Agricultura y Tierras

Ministerio del Poder Popular para la Agricultura y Tierras

A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)
A0204 Oficina Coordinadora de los Servicios Agropecuarios del Ministerio de la Defensa (O.C.S.A.)
A0226 Academia de Ciencias Agrícolas de Venezuela (ACAV)
A0426 Fundación Tierra Fértil
A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)
A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)
A0933 Instituto Nacional de Desarrollo Rural (INDER)
A0935 Instituto Nacional de Tierras (INTI)
A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)
A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)

A0022

Instituto Nacional de Investigaciones Agrícolas (INIA)

INSTITUTO NACIONAL DE INVESTIGACIONES AGRÍCOLAS (INIA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Nacional de Investigaciones Agrícolas atendiendo los lineamientos contenidos en el Plan de Desarrollo Económico y Social de la Nación 2007-2013 y las políticas contenidas en el Plan Nacional Agrícola y de Alimentación, ejecutará proyectos de investigación e innovación tecnológica en rubros de importancia agrícola, pecuario, pesquero y del medio rural del país, produciendo semillas, plantas, vacunas, y otros inmunológicos, pajuelas de semen, animales reproductores y servicios tecnológicos especializados.

El Presupuesto de Ingresos y Gastos para el ejercicio económico-financiero 2012, asciende a Bs. 351.944.571, distribuidos de la siguiente manera: Bs. 276.827.686 para las acciones centralizadas y Bs. 75.116.885 para proyectos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**278.727.686**
INGRESOS CORRIENTES ORDINARIOS	278.727.686
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	48.342.395
Venta de bienes	14.223.036
Ingresos por la venta de publicaciones oficiales y formularios	14.223.036
Venta de otros bienes y servicios	34.119.359
TRANSFERENCIAS CORRIENTES	230.385.291
Transferencias corrientes del sector público	230.385.291
Transferencias corrientes internas recibidas del sector público	230.385.291
De la República	230.385.291
INGRESOS DE CAPITAL	**73.216.885**
RECURSOS PROPIOS DE CAPITAL	500.000
Incremento de la depreciación y amortización acumuladas	500.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	72.716.885
Transferencias y donaciones de capital del sector público	72.716.885
Transferencias de capital recibidas del sector público	72.716.885
De la República	72.716.885
TOTAL RECURSOS	**351.944.571**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**251.607.312**
GASTOS DE CONSUMO	195.566.969
Remuneraciones	107.150.539
Sueldos, salarios y otras retribuciones	71.380.607
Beneficios y complementos de sueldos y salarios	26.551.419
Prestaciones sociales y otras indemnizaciones	9.218.513
Compra de bienes y servicios	87.916.430
Bienes de consumo	29.245.370
Servicios no personales	58.671.060
Depreciación y amortización	500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	56.040.343
Al sector privado	56.040.343
Transferencias corrientes al sector privado	56.040.343
Directas a personas	56.040.343
Pensiones y otros beneficios asociados	6.812.162
Jubilaciones y otros beneficios asociados	47.163.058
Otras transferencias directas a personas	2.065.123
GASTOS DE CAPITAL	**89.853.204**
INVERSIÓN REAL DIRECTA	89.853.204
Formación bruta de capital Fijo	89.853.204
Edificios e instalaciones	7.090.853
Maquinaria, equipos y otros bienes muebles	11.533.733
Bienes preexistentes	6.730
Producción propia (gastos capitalizables)	71.221.888
Remuneraciones	15.697.060
Sueldos, salarios y otras retribuciones	15.697.060
Compra de bienes y servicios	55.524.828
Bienes de consumo	31.685.221
Servicios no personales	23.839.607

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**10.484.055**
DISMINUCIÓN DE PASIVOS	10.484.055
Disminución de cuentas y efectos por pagar	10.484.055
Disminución de cuentas y efectos por pagar a corto plazo	10.484.055
Disminución de sueldos, salarios y otras remuneraciones por pagar	10.484.055
TOTAL GASTOS	**351.944.571**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
115049	Fortalecimiento del sistema nacional de producción de semilla de los rubros prioritarios del Estado venezolano	15-01-2012	31-12-2014		36.526.284	97.415.632	112.431.425	246.373.341
115411	Certificación y control de la calidad de la producción de semilla nacional y verificación de la calidad de semilla importada, a través del Servicio Nacional de Semillas (SENASEM)	15-01-2012	31-12-2014		6.800.000	8.160.000	9.792.000	24.752.000
115546	Desarrollo sustentable de la acuicultura nacional	15-01-2012	31-12-2014		31.790.601	17.249.653	20.699.383	69.739.637
	TOTAL				75.116.885	122.825.285	142.922.808	340.864.978

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115049	Fortalecimiento del sistema nacional de producción de semilla de los rubros prioritarios del Estado venezolano	Kilogramo			34.000.000		36.526.284			36.526.284
115411	Certificación y control de la calidad de la producción de semilla nacional y verificación de la calidad de semilla importada, a través del Servicio Nacional de Semillas (SENASEM)	Tonelada			115.850	2.400.000	4.400.000			6.800.000
115546	Desarrollo sustentable de la acuicultura nacional	Tonelada			1.000		31.790.601			31.790.601
	TOTAL					**2.400.000**	**72.716.885**			**75.116.885**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		107.150.539			107.150.539
02	Gestión Administrativa	46.442.395	68.011.388			114.453.783
03	Previsión y Protección Social		53.975.220			53.975.220
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		1.248.144			1.248.144
	TOTAL	**46.442.395**	**230.385.291**			**276.827.686**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**620**	**916**		**1.536**	**28.536.607**	**9.621.003**	**38.157.610**
Alto Nivel y de Dirección	26	27		53	984.662		984.662
Profesional y Técnico	85	49		134	2.489.522	1.325.835	3.815.357
Personal Administrativo	156	18		174	3.232.662	1.232.124	4.464.786
Personal de Investigación	280	336		616	11.444.368	1.568.020	13.012.388
Obrero	73	486		559	10.385.393	5.495.024	15.880.417
Personal Contratado			**1.945**	**1.945**	**36.130.320**		**36.130.320**
Profesional y Técnico			849	849	15.770.734		15.770.734
Personal Administrativo			115	115	2.136.530		2.136.530
Obrero			981	981	18.223.056		18.223.056
TOTAL	**620**	**916**	**1.945**	**3.481**	**64.666.927**	**9.621.003**	**74.287.930**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**95**	**41**	**136**	**6.812.161**
Alto Nivel y de Dirección	4	2	6	77.456
Obreros	5	14	19	1.115.118
Empleados	86	25	111	5.619.587
Jubilados	**322**	**570**	**892**	**47.163.058**
Alto Nivel y de Dirección	1	7	8	540.000
Obreros	50	189	239	9.246.765
Empleados	271	374	645	37.376.293
TOTAL	**417**	**611**	**1.028**	**53.975.219**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	122.847.599
4.02	Materiales, suministros y mercancías	60.930.591
4.03	Servicios no personales	82.510.667
4.04	Activos reales	18.631.316
4.07	Transferencias y donaciones	56.040.343
4.08	Otros gastos	500.000
4.11	Disminución de pasivos	10.484.055
	TOTAL	**351.944.571**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**278.727.686**
INGRESOS CORRIENTES ORDINARIOS	278.727.686
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	48.342.395
Venta de bienes	14.223.036
Ingresos por la venta de publicaciones oficiales y formularios	14.223.036
Venta de otros bienes y servicios	34.119.359
TRANSFERENCIAS CORRIENTES	230.385.291
Transferencias corrientes del sector público	230.385.291
Transferencias corrientes internas recibidas del sector público	230.385.291
De la República	230.385.291
Ministerio del Poder Popular para la Agricultura y Tierras	230.385.291
Recursos Ordinarios	230.385.291
1.2 GASTOS CORRIENTES	**251.607.312**
GASTOS DE CONSUMO	195.566.969
Remuneraciones	107.150.539
Sueldos, salarios y otras retribuciones	71.380.607
Beneficios y complementos de sueldos y salarios	26.551.419
Prestaciones sociales y otras indemnizaciones	9.218.513
Compra de bienes y servicios	87.916.430
Bienes de consumo	29.245.370
Servicios no personales	58.671.060
Depreciación y amortización	500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	56.040.343
Al sector privado	56.040.343
Transferencias corrientes al sector privado	56.040.343
Directas a personas	56.040.343
Pensiones y otros beneficios asociados	6.812.162
Jubilaciones y otros beneficios asociados	47.163.058
Otras transferencias directas a personas	2.065.123
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**27.120.374**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**100.337.259**
RECURSOS PROPIOS DE CAPITAL	27.620.374
Ahorro en Cuenta Corriente	27.120.374
Incremento de la depreciación y amortización acumuladas	500.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	72.716.885
Transferencias y donaciones de capital del sector público	72.716.885
Transferencias de capital recibidas del sector público	72.716.885
De la República	72.716.885
Ministerio del Poder Popular para la Agricultura y Tierras	72.716.885
Recursos Ordinarios	72.716.885
2.2 GASTOS DE CAPITAL	**89.853.204**
INVERSIÓN REAL DIRECTA	89.853.204
Formación bruta de capital Fijo	89.853.204
Edificios e instalaciones	7.090.853
Maquinaria, equipos y otros bienes muebles	11.533.733
Bienes preexistentes	6.730
Producción propia (gastos capitalizables)	71.221.888
Remuneraciones	15.697.060
Sueldos, salarios y otras retribuciones	15.697.060
Compra de bienes y servicios	55.524.828
Bienes de consumo	31.685.221
Servicios no personales	23.839.607
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**10.484.055**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**10.484.055**
SUPERÁVIT FINANCIERO	10.484.055
3.2 APLICACIONES FINANCIERAS	**10.484.055**
DISMINUCIÓN DE PASIVOS	10.484.055
Disminución de cuentas y efectos por pagar	10.484.055
Disminución de cuentas y efectos por pagar a corto plazo	10.484.055
Disminución de sueldos, salarios y otras remuneraciones por pagar	10.484.055

A0204

Oficina Coordinadora de los Servicios Agropecuarios del Ministerio de la Defensa (O.C.S.A.)

OFICINA COORDINADORA DE LOS SERVICIOS AGROPECUARIOS DEL MINISTERIO DE LA DEFENSA (O.C.S.A.)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Para contribuir con la política del Estado dirigida a garantizar la soberanía y seguridad agroalimentaria del país, como parte de las directrices estratégicas de las líneas generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013, el ente continuará con su objetivo de coordinar, planificar, fomentar y ejecutar los servicios de producción y comercialización de productos agropecuarios y forestales.

El Presupuesto de Ingresos y Gastos para el año 2012 asciende a la cantidad de Bs. 46.521.279, conformados por Bs. 22.082.822 para proyectos y Bs. 24.438.457 para las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**24.438.457**
INGRESOS CORRIENTES ORDINARIOS	24.438.457
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	22.638.457
Venta de otros bienes y servicios	22.638.457
TRANSFERENCIAS CORRIENTES	1.800.000
Transferencias corrientes del sector público	1.800.000
Transferencias corrientes internas recibidas del sector público	1.800.000
De la República	1.800.000
INGRESOS DE CAPITAL	**22.082.822**
TRANSFERENCIAS Y DONACIONES DE CAPITAL	22.082.822
Transferencias y donaciones de capital del sector público	22.082.822
Transferencias de capital recibidas del sector público	22.082.822
De la República	22.082.822
TOTAL RECURSOS	**46.521.279**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**19.915.231**
GASTOS DE CONSUMO	19.706.894
Remuneraciones	18.897.569
Sueldos, salarios y otras retribuciones	8.421.862
Beneficios y complementos de sueldos y salarios	7.249.238
Aportes patronales	923.169
Prestaciones sociales y otras indemnizaciones	756.394
Asistencia socioeconómica	1.513.011
Otros gastos de personal	33.895
Compra de bienes y servicios	809.325
Bienes de consumo	12.264
Servicios no personales	797.061
TRANSFERENCIAS Y DONACIONES CORRIENTES	208.337
Al sector privado	208.337
Transferencias corrientes al sector privado	208.337
Directas a personas	208.337
Otras transferencias directas a personas	208.337
GASTOS DE CAPITAL	**25.506.048**
INVERSIÓN REAL DIRECTA	25.506.048
Formación bruta de capital Fijo	25.506.048
Maquinaria, equipos y otros bienes muebles	3.347.182
Construcciones de bienes de dominio privado	76.044
Producción propia (gastos capitalizables)	22.082.822
Remuneraciones	2.870.775
Sueldos, salarios y otras retribuciones	2.870.775
Compra de bienes y servicios	19.212.047
Bienes de consumo	19.212.047
APLICACIONES FINANCIERAS	**1.100.000**
DISMINUCIÓN DE PASIVOS	1.100.000
Disminución de cuentas y efectos por pagar	1.100.000
Disminución de cuentas y efectos por pagar a corto plazo	37.624
Disminución de aportes patronales y retenciones laborales por pagar	37.624

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	19.324
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	18.300
Disminución de cuentas y efectos por pagar a mediano y largo plazo	1.062.376
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	1.062.376
TOTAL GASTOS	**46.521.279**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115364	Proyecto de producción vegetal	Tonelada			970		22.082.822			22.082.822
	TOTAL						22.082.822			22.082.822

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	17.097.569	1.800.000			18.897.569
02	Gestión Administrativa	5.540.888				5.540.888
	TOTAL	22.638.457	1.800.000			24.438.457

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**38**	**82**	**13**	**133**	**4.139.372**		**4.139.372**
Directivo	12	21	13	46	1.960.460		1.960.460
Profesional y Técnico	9	7		16	477.303		477.303
Personal Administrativo	7			7	171.430		171.430
Obrero	10	54		64	1.530.179		1.530.179
Personal Contratado	**20**	**101**	**3**	**124**	**4.277.498**		**4.277.498**
Profesional y Técnico	16	12	3	31	1.758.125		1.758.125
Personal Administrativo	1	6		7	122.450		122.450
Obrero	3	83		86	2.396.923		2.396.923
TOTAL	**58**	**183**	**16**	**257**	**8.416.870**		**8.416.870**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	21.768.344
4.02	Materiales, suministros y mercancías	19.224.311
4.03	Servicios no personales	797.061
4.04	Activos reales	3.423.226
4.07	Transferencias y donaciones	208.337
4.11	Disminución de pasivos	1.100.000
	TOTAL	**46.521.279**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**24.438.457**
INGRESOS CORRIENTES ORDINARIOS	24.438.457
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	22.638.457
Venta de otros bienes y servicios	22.638.457
TRANSFERENCIAS CORRIENTES	1.800.000
Transferencias corrientes del sector público	1.800.000
Transferencias corrientes internas recibidas del sector público	1.800.000
De la República	1.800.000
Ministerio del Poder Popular para la Agricultura y Tierras	1.800.000
Recursos Ordinarios	1.800.000
1.2 GASTOS CORRIENTES	**19.915.231**
GASTOS DE CONSUMO	19.706.894
Remuneraciones	18.897.569
Sueldos, salarios y otras retribuciones	8.421.862
Beneficios y complementos de sueldos y salarios	7.249.238
Aportes patronales	923.169
Prestaciones sociales y otras indemnizaciones	756.394
Asistencia socioeconómica	1.513.011
Otros gastos de personal	33.895
Compra de bienes y servicios	809.325
Bienes de consumo	12.264
Servicios no personales	797.061
TRANSFERENCIAS Y DONACIONES CORRIENTES	208.337
Al sector privado	208.337
Transferencias corrientes al sector privado	208.337
Directas a personas	208.337
Otras transferencias directas a personas	208.337
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**4.523.226**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**26.606.048**
RECURSOS PROPIOS DE CAPITAL	4.523.226
Ahorro en Cuenta Corriente	4.523.226
TRANSFERENCIAS Y DONACIONES DE CAPITAL	22.082.822
Transferencias y donaciones de capital del sector público	22.082.822
Transferencias de capital recibidas del sector público	22.082.822
De la República	22.082.822
Ministerio del Poder Popular para la Agricultura y Tierras	22.082.822
Recursos Ordinarios	22.082.822
2.2 GASTOS DE CAPITAL	**25.506.048**
INVERSIÓN REAL DIRECTA	25.506.048
Formación bruta de capital Fijo	25.506.048
Maquinaria, equipos y otros bienes muebles	3.347.182
Construcciones de bienes de dominio privado	76.044
Producción propia (gastos capitalizables)	22.082.822
Remuneraciones	2.870.775
Sueldos, salarios y otras retribuciones	2.870.775
Compra de bienes y servicios	19.212.047
Bienes de consumo	19.212.047
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**1.100.000**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.100.000**
SUPERÁVIT FINANCIERO	1.100.000
3.2 APLICACIONES FINANCIERAS	**1.100.000**
DISMINUCIÓN DE PASIVOS	1.100.000
Disminución de cuentas y efectos por pagar	1.100.000
Disminución de cuentas y efectos por pagar a corto plazo	37.624
Disminución de aportes patronales y retenciones laborales por pagar	37.624
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	19.324

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	18.300
Disminución de cuentas y efectos por pagar a mediano y largo plazo	1.062.376
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	1.062.376

A0226

Academia de Ciencias Agrícolas de Venezuela (ACAV)

ACADEMIA DE CIENCIAS AGRÍCOLAS DE VENEZUELA (ACAV)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Academia como instrumento del pueblo se encarga de gestionar y ejecutar los procesos de formación, investigación, innovación y prestación de servicios especializados, para dinamizar la producción agrícola en función de alcanzar la independencia tecnológica y garantizar la soberanía agroalimentaria, para lo cual fomenta la conformación de una red que garantice la articulación, cooperación y complementariedad entre el poder popular y las distintas instituciones en el área agrícola.

Para el cumplimiento de sus actividades el Presupuesto de Ingresos y Gastos para el año 2012 asciende a la cantidad de Bs. 23.875.260, de los cuales Bs. 4.795.381 están destinados a cubrir las acciones centralizadas y Bs. 19.079.879 a los proyectos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**4.700.000**
INGRESOS CORRIENTES ORDINARIOS	4.700.000
TRANSFERENCIAS CORRIENTES	4.700.000
Transferencias corrientes del sector público	4.700.000
Transferencias corrientes internas recibidas del sector público	4.700.000
De la República	4.700.000
INGRESOS DE CAPITAL	**19.175.260**
RECURSOS PROPIOS DE CAPITAL	95.381
Incremento de la depreciación y amortización acumuladas	95.381
TRANSFERENCIAS Y DONACIONES DE CAPITAL	19.079.879
Transferencias y donaciones de capital del sector público	19.079.879
Transferencias de capital recibidas del sector público	19.079.879
De la República	19.079.879
TOTAL RECURSOS	**23.875.260**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**4.795.381**
GASTOS DE CONSUMO	4.795.381
Remuneraciones	4.594.305
Sueldos, salarios y otras retribuciones	1.049.188
Beneficios y complementos de sueldos y salarios	347.668
Aportes patronales	247.003
Prestaciones sociales y otras indemnizaciones	293.612
Asistencia socioeconómica	1.276.159
Otros gastos de personal	1.380.675
Compra de bienes y servicios	105.695
Servicios no personales	105.695
Depreciación y amortización	95.381
GASTOS DE CAPITAL	**19.079.879**
INVERSIÓN REAL DIRECTA	19.079.879
Formación bruta de capital Fijo	19.079.879
Maquinaria, equipos y otros bienes muebles	6.330.131
Producción propia (gastos capitalizables)	12.749.748
Remuneraciones	7.963.821
Sueldos, salarios y otras retribuciones	6.000.000
Prestaciones sociales y otras indemnizaciones	1.963.821
Compra de bienes y servicios	4.785.927
Bienes de consumo	1.514.931
Servicios no personales	3.270.996
TOTAL GASTOS	**23.875.260**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
115684	Programa integral de asistencia científica-tecnológica para la Zona de Desarrollo Guanare-Pagüey, piloto del Polo de Desarrollo Regional Barinas	15-01-2012	31-12-2013		19.079.879	39.320.765		58.400.644
TOTAL					**19.079.879**	**39.320.765**		**58.400.644**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115684	Programa integral de asistencia científica-tecnológica para la Zona de Desarrollo Guanare-Pagüey, piloto del Polo de Desarrollo Regional Barinas	Persona	669	669	1.338		19.079.879			19.079.879
TOTAL							**19.079.879**			**19.079.879**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		4.594.305			4.594.305
02	Gestión Administrativa	95.381	105.695			201.076
TOTAL		**95.381**	**4.700.000**			**4.795.381**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**23**	**28**	**5**	**56**	**2.066.975**	**1.012.774**	**3.079.749**
Directivo	3	3		6	300.000		300.000
Profesional y Técnico	15	20	5	40	1.384.278	16.374	1.400.652
Obrero	5	5		10	382.697	996.400	1.379.097
Personal Contratado		**9**		**9**	**189.763**		**189.763**
Obrero		9		9	189.763		189.763
TOTAL	**23**	**37**	**5**	**65**	**2.256.738**	**1.012.774**	**3.269.512**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	12.558.126
4.02	Materiales, suministros y mercancías	1.514.931
4.03	Servicios no personales	3.376.691
4.04	Activos reales	6.330.131
4.08	Otros gastos	95.381
	TOTAL	**23.875.260**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.700.000**
INGRESOS CORRIENTES ORDINARIOS	4.700.000
TRANSFERENCIAS CORRIENTES	4.700.000
Transferencias corrientes del sector público	4.700.000
Transferencias corrientes internas recibidas del sector público	4.700.000
De la República	4.700.000
Ministerio del Poder Popular para la Agricultura y Tierras	4.700.000
Recursos Ordinarios	4.700.000
1.2 GASTOS CORRIENTES	**4.795.381**
GASTOS DE CONSUMO	4.795.381
Remuneraciones	4.594.305
Sueldos, salarios y otras retribuciones	1.049.188
Beneficios y complementos de sueldos y salarios	347.668
Aportes patronales	247.003
Prestaciones sociales y otras indemnizaciones	293.612
Asistencia socioeconómica	1.276.159
Otros gastos de personal	1.380.675
Compra de bienes y servicios	105.695
Servicios no personales	105.695
Depreciación y amortización	95.381
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(95.381)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**19.079.879**
Desahorro en Cuenta Corriente	(95.381)
Incremento de la depreciación y amortización acumuladas	95.381
TRANSFERENCIAS Y DONACIONES DE CAPITAL	19.079.879
Transferencias y donaciones de capital del sector público	19.079.879

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Transferencias de capital recibidas del sector público	19.079.879
De la República	19.079.879
Ministerio del Poder Popular para la Agricultura y Tierras	19.079.879
Recursos Ordinarios	19.079.879
2.2 GASTOS DE CAPITAL	**19.079.879**
INVERSIÓN REAL DIRECTA	19.079.879
Formación bruta de capital Fijo	19.079.879
Maquinaria, equipos y otros bienes muebles	6.330.131
Producción propia (gastos capitalizables)	12.749.748
Remuneraciones	7.963.821
Sueldos, salarios y otras retribuciones	6.000.000
Prestaciones sociales y otras indemnizaciones	1.963.821
Compra de bienes y servicios	4.785.927
Bienes de consumo	1.514.931
Servicios no personales	3.270.996
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0426

Fundación Tierra Fértil

FUNDACIÓN TIERRA FÉRTIL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Tierra Fértil, es una Institución destinada fundamentalmente a prestar asistencia y apoyo al campesino venezolano, a los familiares directos victimas del sicariato y a las familias de los campesinos de sectores de la sociedad de menores recursos.

El Presupuesto de Ingresos y Gastos para el año 2012 alcanza la cantidad de Bs. 69.758.698, de los cuales Bs. 56.000.000 serán destinados a los proyectos y Bs. 13.758.698 a las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**13.758.698**
INGRESOS CORRIENTES ORDINARIOS	13.758.698
TRANSFERENCIAS CORRIENTES	13.758.698
Transferencias corrientes del sector público	13.758.698
Transferencias corrientes internas recibidas del sector público	13.758.698
De la República	13.758.698
INGRESOS DE CAPITAL	**56.000.000**
TRANSFERENCIAS Y DONACIONES DE CAPITAL	56.000.000
Transferencias y donaciones de capital del sector público	56.000.000
Transferencias de capital recibidas del sector público	56.000.000
De la República	56.000.000
TOTAL RECURSOS	**69.758.698**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**68.053.712**
GASTOS DE CONSUMO	10.917.712
Remuneraciones	7.758.698
Sueldos, salarios y otras retribuciones	7.758.698
Compra de bienes y servicios	2.970.783
Bienes de consumo	1.590.428
Servicios no personales	1.380.356
Impuestos indirectos	188.231
TRANSFERENCIAS Y DONACIONES CORRIENTES	57.136.000
Al sector privado	56.032.000
Donaciones corrientes al sector privado	56.032.000
Donaciones a personas	53.857.000
Donaciones Corrientes a Consejos Comunales	2.175.000
Al sector público	1.104.000
Transferencias corrientes al sector público	420.000
A los entes descentralizados sin fines empresariales para sus gastos	420.000
Donaciones corrientes al sector público	684.000
A la República	300.000
A instituciones de protección social	384.000
GASTOS DE CAPITAL	**1.704.986**
INVERSIÓN REAL DIRECTA	1.704.986
Formación bruta de capital Fijo	1.704.986
Maquinaria, equipos y otros bienes muebles	1.704.986
TOTAL GASTOS	**69.758.698**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115015	Atención integral en las áreas de : educación, alimentación, salud, vivienda y laboral, a personas de escasos recursos como: campesinos, indígenas, particulares y empleados de la institución. (IV etapa)	Ayuda			2.080		21.916.000			21.916.000
115021	Atención integral a los familiares directos de campesinos víctimas de sicariato a nivel nacional.(IV etapa)	Ayuda			2.274		5.000.000			5.000.000
115071	Dotación de medicinas, equipos y utensilios médicos, agrícolas, educativos, deportivos y vehículos automotores y fluviales, así como sus partes y piezas, para atender a las comunidades organizadas (tales como: consejos comunales, cooperativas, mesas técnicas) y organizaciones y/o instituciones sin fines de lucro con desenvolvimiento en el hábitat rural. (V etapa)	Ayuda			585		22.400.000			22.400.000
115094	Campaña de divulgación sobre la gestión gubernamental agrícola y los programas sociales a los fines de estimular la participación de los ciudadanos y ciudadanas para responder juntos pueblo y gobierno a las necesidades de cada sector. (V etapa)	Ayuda			122		2.910.000			2.910.000
115098	Centro de formación agrícola socialista Ezequiel Zamora. (VI etapa)	Curso			49		2.864.000			2.864.000
115126	Formación integral de las comunidades para promover su organización y participación a través de la constitución de comités técnicos y contralorías sociales. (V etapa)	Ayuda			63		910.000			910.000
	TOTAL						**56.000.000**			**56.000.000**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		7.758.698			7.758.698
02	Gestión Administrativa		2.000.000			2.000.000
03	Previsión y Protección Social					
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		4.000.000			4.000.000
	TOTAL		**13.758.698**			**13.758.698**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**8**	**3**		**11**	**595.800**		**595.800**
Alto Nivel y de Dirección	2			2	126.600		126.600
Directivo	6	3		9	469.200		469.200
Personal Contratado	**22**	**19**		**41**	**1.125.330**		**1.125.330**
Personal Administrativo	20	10		30	875.730		875.730
Obrero	2	9		11	249.600		249.600
TOTAL	**30**	**22**		**52**	**1.721.130**		**1.721.130**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	7.758.698
4.02	Materiales, suministros y mercancías	1.590.428
4.03	Servicios no personales	1.568.586
4.04	Activos reales	1.704.986
4.07	Transferencias y donaciones	57.136.000
	TOTAL	**69.758.698**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**13.758.698**
INGRESOS CORRIENTES ORDINARIOS	13.758.698
TRANSFERENCIAS CORRIENTES	13.758.698
Transferencias corrientes del sector público	13.758.698
Transferencias corrientes internas recibidas del sector público	13.758.698
De la República	13.758.698
Ministerio del Poder Popular para la Agricultura y Tierras	13.758.698
Recursos Ordinarios	13.758.698
1.2 GASTOS CORRIENTES	**68.053.712**
GASTOS DE CONSUMO	10.917.712
Remuneraciones	7.758.698
Sueldos, salarios y otras retribuciones	7.758.698
Compra de bienes y servicios	2.970.783
Bienes de consumo	1.590.428
Servicios no personales	1.380.356
Impuestos indirectos	188.231
TRANSFERENCIAS Y DONACIONES CORRIENTES	57.136.000
Al sector privado	56.032.000
Donaciones corrientes al sector privado	56.032.000
Donaciones a personas	53.857.000
Donaciones Corrientes a Consejos Comunales	2.175.000
Al sector público	1.104.000
Transferencias corrientes al sector público	420.000
A los entes descentralizados sin fines empresariales para sus gastos	420.000
Donaciones corrientes al sector público	684.000
A la República	300.000
A instituciones de protección social	384.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(54.295.014)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.704.986**
RECURSOS PROPIOS DE CAPITAL	(54.295.014)
Desahorro en Cuenta Corriente	(54.295.014)
TRANSFERENCIAS Y DONACIONES DE CAPITAL	56.000.000
Transferencias y donaciones de capital del sector público	56.000.000
Transferencias de capital recibidas del sector público	56.000.000
De la República	56.000.000
Ministerio del Poder Popular para la Agricultura y Tierras	56.000.000
Recursos Ordinarios	56.000.000
	56.000.000
2.2 GASTOS DE CAPITAL	**1.704.986**
INVERSIÓN REAL DIRECTA	1.704.986
Formación bruta de capital Fijo	1.704.986
Maquinaria, equipos y otros bienes muebles	1.704.986
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0465

Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)

FUNDACIÓN DE CAPACITACIÓN E INNOVACIÓN PARA APOYAR LA REVOLUCIÓN AGRARIA (CIARA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Para el año 2012 la Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria Socialista (CIARA), se enfocará en desarrollar la participación plena de las comunidades rurales y peri-urbanas, mediante un proceso de organización y capacitación integral, para alcanzar un modelo de economía popular auto-sustentable, de acuerdo a lo establecido en el Plan de Desarrollo Económico y Social de la Nación 2007-2013.

El Presupuesto de Ingresos y Gastos para el ejercicio fiscal 2012, alcanza la cantidad de Bs. 170.728.753, el cual comprende Bs. 72.252.000 para las acciones centralizadas y Bs. 98.476.753 para proyectos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**72.000.000**
INGRESOS CORRIENTES ORDINARIOS	72.000.000
TRANSFERENCIAS CORRIENTES	72.000.000
Transferencias corrientes del sector público	72.000.000
Transferencias corrientes internas recibidas del sector público	72.000.000
De la República	72.000.000
INGRESOS DE CAPITAL	**98.728.753**
RECURSOS PROPIOS DE CAPITAL	252.000
Incremento de la depreciación y amortización acumuladas	252.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	98.476.753
Transferencias y donaciones de capital del sector público	98.476.753
Transferencias de capital recibidas del sector público	98.476.753
De la República	98.476.753
TOTAL RECURSOS	**170.728.753**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**164.138.250**
GASTOS DE CONSUMO	159.455.009
Remuneraciones	132.800.268
Sueldos, salarios y otras retribuciones	40.467.231
Beneficios y complementos de sueldos y salarios	44.247.914
Aportes patronales	8.934.259
Prestaciones sociales y otras indemnizaciones	14.661.523
Asistencia socioeconómica	24.489.341
Compra de bienes y servicios	26.402.741
Bienes de consumo	10.952.457
Servicios no personales	15.450.284
Depreciación y amortización	252.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.683.241
Al sector privado	4.683.241
Transferencias corrientes al sector privado	579.336
Directas a personas	579.336
Pensiones y otros beneficios asociados	27.948
Jubilaciones y otros beneficios asociados	551.388
Donaciones corrientes al sector privado	4.103.905
Donaciones a personas	3.647.579
Donaciones a instituciones sin fines de lucro	456.326
GASTOS DE CAPITAL	**6.590.503**
INVERSIÓN REAL DIRECTA	1.388.389
Formación bruta de capital Fijo	1.388.389
Maquinaria, equipos y otros bienes muebles	1.388.389
TRANSFERENCIAS Y DONACIONES DE CAPITAL	5.202.114
Al sector privado	5.202.114
Transferencias de capital al sector privado	4.702.114
A instituciones sin fines de lucro	4.702.114
Donaciones de capital al sector privado	500.000
A instituciones sin fines de lucro	500.000
TOTAL GASTOS	**170.728.753**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
25836	Desarrollo Sostenible para las Zonas Semiáridas de los Estados Lara y Falcón, segunda fase (PROSALAFA II)	01-01-2006	31-12-2013	82.009.088	22.336.556	38.199.272		142.544.916
64864	Proyecto de conservación de la biodiversidad en el paisaje productivo de los andes venezolanos (TERRANDINA)	01-04-2007	31-12-2013	23.653.147	4.121.151	19.711.700		47.485.998
66541	Educación popular para la construcción socialista de redes comunales socio - productivas	01-01-2008	31-03-2013	169.835.198	47.771.714	1.058.597	97.707.399	316.372.908
106220	Proyecto de atención integral a los Fundos Zamoranos	01-01-2010	30-06-2014	32.172.068	13.650.695	57.587.012	15.592.283	119.002.058
106339	Proyecto de desarrollo y consolidación de agricultura urbana y periurbana	01-01-2010	31-12-2013	23.618.231	10.596.637	82.267.546		116.482.414
TOTAL				**331.287.732**	**98.476.753**	**198.824.127**	**113.299.682**	**741.888.294**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
25836	Desarrollo Sostenible para las Zonas Semiáridas de los Estados Lara y Falcón, segunda fase (PROSALAFA II)	Persona Beneficiada	25.000	25.000	50.000		22.336.556			22.336.556
64864	Proyecto de conservación de la biodiversidad en el paisaje productivo de los andes venezolanos (TERRANDINA)	Familia Atendida			10.500		4.121.151			4.121.151
66541	Educación popular para la construcción socialista de redes comunales socio - productivas	Comunidad			3.800		47.771.714			47.771.714
106220	Proyecto de atención integral a los Fundos Zamoranos	Fundo			86		13.650.695			13.650.695
106339	Proyecto de desarrollo y consolidación de agricultura urbana y periurbana	Unidad de Producción			9.614		10.596.637			10.596.637
	TOTAL						**98.476.753**			**98.476.753**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		52.426.478			52.426.478
02	Gestión Administrativa	252.000	16.253.612			16.505.612
03	Previsión y Protección Social		579.336			579.336
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		2.740.574			2.740.574
	TOTAL	**252.000**	**72.000.000**			**72.252.000**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**483**	**682**		**1.165**	**40.305.231**		**40.305.231**
Directivo	15	30		45	3.050.088		3.050.088
Profesional y Técnico	335	388		723	27.247.044		27.247.044
Personal Administrativo	133	264		397	10.008.099		10.008.099
Personal Contratado		**4**		**4**	**162.000**		**162.000**
Profesional y Técnico		4		4	162.000		162.000
TOTAL	**483**	**686**		**1.169**	**40.467.231**		**40.467.231**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1**		**1**	**27.948**
Empleados	1		1	27.948
Jubilados	**5**	**8**	**13**	**551.388**
Empleados	5	8	13	551.388
TOTAL	**6**	**8**	**14**	**579.336**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	132.800.268
4.02	Materiales, suministros y mercancías	10.952.457
4.03	Servicios no personales	15.450.284
4.04	Activos reales	1.388.389
4.07	Transferencias y donaciones	9.885.355
4.08	Otros gastos	252.000
	TOTAL	**170.728.753**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**72.000.000**
INGRESOS CORRIENTES ORDINARIOS	72.000.000
TRANSFERENCIAS CORRIENTES	72.000.000
Transferencias corrientes del sector público	72.000.000
Transferencias corrientes internas recibidas del sector público	72.000.000
De la República	72.000.000
Ministerio del Poder Popular para la Agricultura y Tierras	72.000.000
Recursos Ordinarios	72.000.000
1.2 GASTOS CORRIENTES	**164.138.250**
GASTOS DE CONSUMO	159.455.009
Remuneraciones	132.800.268
Sueldos, salarios y otras retribuciones	40.467.231
Beneficios y complementos de sueldos y salarios	44.247.914
Aportes patronales	8.934.259
Prestaciones sociales y otras indemnizaciones	14.661.523
Asistencia socioeconómica	24.489.341
Compra de bienes y servicios	26.402.741
Bienes de consumo	10.952.457
Servicios no personales	15.450.284
Depreciación y amortización	252.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.683.241
Al sector privado	4.683.241
Transferencias corrientes al sector privado	579.336
Directas a personas	579.336
Pensiones y otros beneficios asociados	27.948
Jubilaciones y otros beneficios asociados	551.388
Donaciones corrientes al sector privado	4.103.905
Donaciones a personas	3.647.579
Donaciones a instituciones sin fines de lucro	456.326
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(92.138.250)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**6.590.503**
RECURSOS PROPIOS DE CAPITAL	(91.886.250)
Desahorro en Cuenta Corriente	(92.138.250)
Incremento de la depreciación y amortización acumuladas	252.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	98.476.753
Transferencias y donaciones de capital del sector público	98.476.753
Transferencias de capital recibidas del sector público	98.476.753
Ministerio del Poder Popular para la Agricultura y Tierras	98.476.753
Recursos Ordinarios	76.140.197
Proyectos por Endeudamiento	22.336.556
Desarrollo Sostenible para la Zonas Semiáridas de los Estados Lara y Falcón, segunda fase (PROSALAFA II)	22.336.556
2.2 GASTOS DE CAPITAL	**6.590.503**
INVERSIÓN REAL DIRECTA	1.388.389
Formación bruta de capital Fijo	1.388.389
Maquinaria, equipos y otros bienes muebles	1.388.389
TRANSFERENCIAS Y DONACIONES DE CAPITAL	5.202.114
Al sector privado	5.202.114
Transferencias de capital al sector privado	4.702.114
A instituciones sin fines de lucro	4.702.114
Donaciones de capital al sector privado	500.000
A instituciones sin fines de lucro	500.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0844

Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)

INSTITUTO SOCIALISTA DE LA PESCA Y ACUICULTURA (INSOPESCA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Socialista de la Pesca y Acuicultura (INSOPESCA), tiene como propósito fortalecer el desarrollo de la actividad pesquera y acuícola, a fin de contribuir con la seguridad alimentaría del país, mediante la ejecución de políticas que garanticen el abastecimiento de la población.

El Presupuesto de Ingresos y Gastos se ubica en la cantidad de Bs. 265.250.840, distribuido en Bs. 233.905.592 para acciones centralizadas y Bs. 31.345.248 para proyectos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**231.819.648**
INGRESOS CORRIENTES ORDINARIOS	231.819.648
INGRESOS NO TRIBUTARIOS	20.000.000
Tasas	20.000.000
TRANSFERENCIAS CORRIENTES	211.819.648
Transferencias corrientes del sector público	211.819.648
Transferencias corrientes internas recibidas del sector público	211.819.648
De la República	211.819.648
INGRESOS DE CAPITAL	**33.431.192**
RECURSOS PROPIOS DE CAPITAL	2.085.944
Incremento de la depreciación y amortización acumuladas	2.085.944
TRANSFERENCIAS Y DONACIONES DE CAPITAL	31.345.248
Transferencias y donaciones de capital del sector público	31.345.248
Transferencias de capital recibidas del sector público	31.345.248
De la República	31.345.248
TOTAL RECURSOS	**265.250.840**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**227.111.376**
GASTOS DE CONSUMO	220.614.576
Remuneraciones	162.570.000
Sueldos, salarios y otras retribuciones	43.213.000
Beneficios y complementos de sueldos y salarios	51.320.486
Aportes patronales	22.538.298
Prestaciones sociales y otras indemnizaciones	7.322.000
Asistencia socioeconómica	38.006.216
Otros gastos de personal	170.000
Compra de bienes y servicios	55.958.632
Bienes de consumo	16.687.980
Servicios no personales	39.270.652
Depreciación y amortización	2.085.944
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.496.800
Al sector privado	6.496.800
Transferencias corrientes al sector privado	5.239.044
Directas a personas	5.239.044
Pensiones y otros beneficios asociados	1.194.000
Jubilaciones y otros beneficios asociados	3.806.000
Otras transferencias directas a personas	239.044
Donaciones corrientes al sector privado	1.257.756
Donaciones a personas	932.708
Donaciones a instituciones sin fines de lucro	325.048
GASTOS DE CAPITAL	**38.139.464**
INVERSIÓN REAL DIRECTA	38.027.608
Formación bruta de capital Fijo	37.988.608
Edificios e instalaciones	1.194.470
Maquinaria, equipos y otros bienes muebles	13.906.303
Construcciones de bienes de dominio privado	13.515.849
Producción propia (gastos capitalizables)	9.371.986
Compra de bienes y servicios	9.371.986
Bienes de consumo	3.269.482
Servicios no personales	6.102.504
Bienes intangibles	39.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
TRANSFERENCIAS Y DONACIONES DE CAPITAL	111.856
Al sector público	111.856
Transferencias de capital al sector público	111.856
A los entes descentralizados sin fines empresariales	111.856
TOTAL GASTOS	**265.250.840**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
110475	Remodelación del espigón y construcción del muelle pesquero como parte del desarrollo endogeno de la franja de Palma Sola, Morón, Estado Carabobo	01-07-2009	15-12-2013	15.454.700	15.000.000	15.000.000	25.045.300	70.500.000
	TOTAL			**15.454.700**	**15.000.000**	**15.000.000**	**25.045.300**	**70.500.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
110475	Remodelación del espigón y construcción del muelle pesquero como parte del desarrollo endogeno de la franja de Palma Sola, Morón, Estado Carabobo	Obra			2		15.000.000			15.000.000
115680	Instalar un centro de mejoramiento genético del camarón Litopenaeus vannamei en Venezuela	Laboratorio			1		5.695.248			5.695.248
115775	Fortalecimiento del sistema integral de producción, abastecimiento y distribución socialista de productos pesqueros y acuícolas en tres estados del país	Red de Unidad Socio Productiva			5		3.650.000			3.650.000
115781	Dotación y puesta en marcha del laboratorio de producción de postlarvas de camarón Litopenaeus schmitti	Laboratorio Certificado			1		4.000.000			4.000.000
115788	Siembra de peces en embalses y lagunas	Embalse			30		2.000.000			2.000.000
115789	Fomento de la acuicultura en zonas urbanas y periurbanas Fase II	Módulo de Tecnología			4		1.000.000			1.000.000
	TOTAL						31.345.248			31.345.248

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	20.000.000	145.000.000			165.000.000
02	Gestión Administrativa	2.085.944	61.119.648			63.205.592
03	Previsión y Protección Social		5.000.000			5.000.000
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		700.000			700.000
	TOTAL	**22.085.944**	**211.819.648**			**233.905.592**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**119**	**237**	**644**	**1.000**	**24.963.000**	**1.315.100**	**26.278.100**
Alto Nivel y de Dirección	17	36	13	66	6.714.334	181.100	6.895.434
Profesional y Técnico	39	13	521	573	11.918.666	370.000	12.288.666
Personal Administrativo	30	44	57	131	2.500.000	607.000	3.107.000
Obrero	33	144	53	230	3.830.000	157.000	3.987.000
Personal Contratado	**189**	**221**	**90**	**500**	**18.200.000**		**18.200.000**
Profesional y Técnico	165	160	75	400	15.000.000		15.000.000
Personal Administrativo	24	61	15	100	3.200.000		3.200.000
TOTAL	**308**	**458**	**734**	**1.500**	**43.163.000**	**1.315.100**	**44.478.100**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**7**	**8**	**15**	**1.194.000**
Empleados	7	8	15	1.194.000
Jubilados	**29**	**36**	**65**	**3.806.000**
Empleados	29	36	65	3.806.000
TOTAL	**36**	**44**	**80**	**5.000.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	162.570.000
4.02	Materiales, suministros y mercancías	19.957.462
4.03	Servicios no personales	45.373.156
4.04	Activos reales	28.655.622
4.07	Transferencias y donaciones	6.608.656
4.08	Otros gastos	2.085.944
	TOTAL	**265.250.840**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**231.819.648**
INGRESOS CORRIENTES ORDINARIOS	231.819.648
INGRESOS NO TRIBUTARIOS	**20.000.000**
INGRESOS NO TRIBUTARIOS	20.000.000
Tasas	20.000.000
TRANSFERENCIAS CORRIENTES	211.819.648
Transferencias corrientes del sector público	211.819.648
Transferencias corrientes internas recibidas del sector público	211.819.648
De la República	211.819.648
Ministerio del Poder Popular para la Agricultura y Tierras	211.819.648
Recursos Ordinarios	211.819.648
1.2 GASTOS CORRIENTES	**227.111.376**
GASTOS DE CONSUMO	220.614.576
Remuneraciones	162.570.000
Sueldos, salarios y otras retribuciones	43.213.000
Beneficios y complementos de sueldos y salarios	51.320.486
Aportes patronales	22.538.298
Prestaciones sociales y otras indemnizaciones	7.322.000
Asistencia socioeconómica	38.006.216
Otros gastos de personal	170.000
Compra de bienes y servicios	55.958.632
Bienes de consumo	16.687.980
Servicios no personales	39.270.652
Depreciación y amortización	2.085.944
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.496.800
Al sector privado	6.496.800
Transferencias corrientes al sector privado	5.239.044
Directas a personas	5.239.044
Pensiones y otros beneficios asociados	1.194.000
Jubilaciones y otros beneficios asociados	3.806.000
Otras transferencias directas a personas	239.044
Donaciones corrientes al sector privado	1.257.756

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Donaciones a personas	932.708
Donaciones a instituciones sin fines de lucro	325.048
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**4.708.272**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**38.139.464**
RECURSOS PROPIOS DE CAPITAL	6.794.216
Ahorro en Cuenta Corriente	4.708.272
Incremento de la depreciación y amortización acumuladas	2.085.944
TRANSFERENCIAS Y DONACIONES DE CAPITAL	31.345.248
Transferencias y donaciones de capital del sector público	31.345.248
Transferencias de capital recibidas del sector público	31.345.248
De la República	31.345.248
Ministerio del Poder Popular para la Agricultura y Tierras	31.345.248
Recursos Ordinarios	31.345.248
2.2 GASTOS DE CAPITAL	**38.139.464**
INVERSIÓN REAL DIRECTA	38.027.608
Formación bruta de capital Fijo	37.988.608
Edificios e instalaciones	1.194.470
Maquinaria, equipos y otros bienes muebles	13.906.303
Construcciones de bienes de dominio privado	13.515.849
Producción propia (gastos capitalizables)	9.371.986
Compra de bienes y servicios	9.371.986
Bienes de consumo	3.269.482
Servicios no personales	6.102.504
Bienes intangibles	39.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	111.856
Al sector público	111.856
Transferencias de capital al sector público	111.856
A los entes descentralizados sin fines empresariales	111.856
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0933

Instituto Nacional de Desarrollo Rural (INDER)

INSTITUTO NACIONAL DE DESARROLLO RURAL (INDER)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Nacional de Desarrollo Rural (INDER), es promotor y gestor del desarrollo integral, dotado de una amplia base de innovación científica y tecnológica, con personal altamente calificado y comprometido con los propósitos institucionales; que activan los procesos democráticos y participativos, y fomenta la corresponsabilidad de productores y comunidades rurales, contribuyendo a rehabilitar y mantener una infraestructura productiva de sistemas de riego, saneamiento de tierras, vialidad y servicios de apoyo a la producción agrícola; así como promover el adiestramiento y la capacitación técnica de la población rural, permitiendo la seguridad agroalimentaria, la calidad de vida del venezolano y el desarrollo socioeconómico del país con equidad y justicia, estableciendo un modelo productivo socialista, en cumplimiento a lo señalado en el Plan de Desarrollo Económico y Social de la Nación 2007-2013.

Su gestión se orienta a la promoción de políticas y planes nacionales vinculados con el riego, drenaje, saneamiento de tierras y construcción de obras de infraestructura, para extender las tierras bajo regadío y acondicionamiento de las vías agrícolas, en aras de implementar un proceso de desarrollo rural sustentable. Asimismo, se dará atención integral a las madres campesinas a fin de dar cumplimiento a lo establecido en la legislación vigente.

Para el ejercicio fiscal 2012, el INDER tiene un Presupuesto de Ingresos y Gastos que asciende a la cantidad de Bs. 365.963.076, de los cuales Bs. 252.639.377 se destinarán a la inversión en proyectos para fortalecer el desarrollo rural del país y Bs. 113.323.699 se orientarán a las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**103.323.699**
INGRESOS CORRIENTES ORDINARIOS	103.323.699
TRANSFERENCIAS CORRIENTES	103.323.699
Transferencias corrientes del sector público	103.323.699
Transferencias corrientes internas recibidas del sector público	103.323.699
De la República	103.323.699
INGRESOS DE CAPITAL	**262.639.377**
RECURSOS PROPIOS DE CAPITAL	10.000.000
Incremento de la depreciación y amortización acumuladas	10.000.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	252.639.377
Transferencias y donaciones de capital del sector público	252.639.377
Transferencias de capital recibidas del sector público	252.639.377
De la República	252.639.377
TOTAL RECURSOS	**365.963.076**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**110.777.674**
GASTOS DE CONSUMO	108.761.346
Remuneraciones	72.025.373
Sueldos, salarios y otras retribuciones	31.892.562
Beneficios y complementos de sueldos y salarios	19.180.317
Aportes patronales	2.967.957
Prestaciones sociales y otras indemnizaciones	5.937.637
Asistencia socioeconómica	12.046.900
Compra de bienes y servicios	26.735.973
Bienes de consumo	7.622.325
Servicios no personales	19.113.648
Depreciación y amortización	10.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.016.328
Al sector privado	2.016.328
Transferencias corrientes al sector privado	458.761
Directas a personas	58.054
Jubilaciones y otros beneficios asociados	58.054
Otras transferencias corrientes internas al sector privado	400.707
Donaciones corrientes al sector privado	1.557.567
Donaciones a personas	1.357.567
Donaciones a instituciones sin fines de lucro	200.000
GASTOS DE CAPITAL	**254.485.402**
INVERSIÓN REAL DIRECTA	254.485.402
Formación bruta de capital Fijo	254.485.402
Construcciones de bienes de dominio público	150.348.988
Producción propia (gastos capitalizables)	104.136.414
Compra de bienes y servicios	104.136.414
Bienes de consumo	73.819.689
Servicios no personales	30.316.725

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**700.000**
DISMINUCIÓN DE PASIVOS	700.000
Disminución de cuentas y efectos por pagar	700.000
Disminución de cuentas y efectos por pagar a corto plazo	700.000
Disminución cuentas por pagar a proveedores a corto plazo	700.000
TOTAL GASTOS	**365.963.076**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
113345	Sistema de Riego Valle de Quibor	01-01-2011	31-12-2015	191.768.570	20.000.000	1.079.727.485	2.596.309.509	3.887.805.564
	TOTAL			**191.768.570**	**20.000.000**	**1.079.727.485**	**2.596.309.509**	**3.887.805.564**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113345	Sistema de Riego Valle de Quibor	Hectárea			26.120		20.000.000			20.000.000
114888	Construcción, rehabilitación, consolidación de las vialidades agrícolas en todo el territorio nacional "Plan Cayapa 2012"	Kilómetro			245		100.000.000			100.000.000
115005	Mejorar y consolidar la infraestructura de apoyo productivo	Obra			1.417		47.639.377			47.639.377
115151	Construcción, dotación y equipamiento de bases agroproductiva socialistas	Obra			4		85.000.000			85.000.000
TOTAL							252.639.377			252.639.377

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		72.025.373			72.025.373
02	Gestión Administrativa	10.000.000	30.340.272			40.340.272
03	Previsión y Protección Social		58.054			58.054
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		900.000			900.000
TOTAL		10.000.000	103.323.699			113.323.699

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**154**	**249**	**162**	**565**	**12.751.995**	**113.876**	**12.865.871**
Directivo	5	8	2	15	869.000		869.000
Profesional y Técnico	34	35	87	156	5.168.347	56.876	5.225.223
Personal Administrativo	10	12	73	95	1.099.467	30.000	1.129.467
Obrero	105	194		299	5.615.181	27.000	5.642.181
Personal Contratado	**360**	**400**		**760**	**19.058.417**		**19.058.417**
Directivo	1	2		3	198.000		198.000
Profesional y Técnico	359	398		757	18.860.417		18.860.417
TOTAL	**514**	**649**	**162**	**1.325**	**31.810.412**	**113.876**	**31.924.288**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados		**1**	**1**	**58.054**
Empleados		1	1	58.054
TOTAL		**1**	**1**	**58.054**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	72.025.373
4.02	Materiales, suministros y mercancías	81.442.014
4.03	Servicios no personales	49.430.373
4.04	Activos reales	150.348.988
4.07	Transferencias y donaciones	2.016.328
4.08	Otros gastos	10.000.000
4.11	Disminución de pasivos	700.000
	TOTAL	**365.963.076**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**103.323.699**
INGRESOS CORRIENTES ORDINARIOS	103.323.699
TRANSFERENCIAS CORRIENTES	103.323.699
Transferencias corrientes del sector público	103.323.699
Transferencias corrientes internas recibidas del sector público	103.323.699
De la República	103.323.699
Ministerio del Poder Popular para la Agricultura y Tierras	103.323.699
Recursos Ordinarios	103.323.699
1.2 GASTOS CORRIENTES	**110.777.674**
GASTOS DE CONSUMO	108.761.346
Remuneraciones	72.025.373
Sueldos, salarios y otras retribuciones	31.892.562
Beneficios y complementos de sueldos y salarios	19.180.317
Aportes patronales	2.967.957
Prestaciones sociales y otras indemnizaciones	5.937.637
Asistencia socioeconómica	12.046.900
Compra de bienes y servicios	26.735.973
Bienes de consumo	7.622.325
Servicios no personales	19.113.648
Depreciación y amortización	10.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.016.328
Al sector privado	2.016.328
Transferencias corrientes al sector privado	458.761
Directas a personas	58.054
Jubilaciones y otros beneficios asociados	58.054
Otras transferencias corrientes internas al sector privado	400.707
Donaciones corrientes al sector privado	1.557.567
Donaciones a personas	1.357.567
Donaciones a instituciones sin fines de lucro	200.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(7.453.975)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**255.185.402**
RECURSOS PROPIOS DE CAPITAL	2.546.025
Desahorro en Cuenta Corriente	(7.453.975)
Incremento de la depreciación y amortización acumuladas	10.000.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	252.639.377
Transferencias y donaciones de capital del sector público	252.639.377
Transferencias de capital recibidas del sector público	252.639.377
De la República	252.639.377
Ministerio del Poder Popular para la Agricultura y Tierras	252.639.377
Recursos Ordinarios	252.639.377
2.2 GASTOS DE CAPITAL	**254.485.402**
INVERSIÓN REAL DIRECTA	254.485.402
Formación bruta de capital Fijo	254.485.402
Construcciones de bienes de dominio público	150.348.988
Producción propia (gastos capitalizables)	104.136.414
Compra de bienes y servicios	104.136.414
Bienes de consumo	73.819.689
Servicios no personales	30.316.725
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**700.000**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**700.000**
SUPERÁVIT FINANCIERO	700.000
3.2 APLICACIONES FINANCIERAS	**700.000**
DISMINUCIÓN DE PASIVOS	700.000
Disminución de cuentas y efectos por pagar	700.000
Disminución de cuentas y efectos por pagar a corto plazo	700.000
Disminución cuentas por pagar a proveedores a corto plazo	700.000

A0935

Instituto Nacional de Tierras (INTI)

INSTITUTO NACIONAL DE TIERRAS (INTI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

En el año 2012 el Instituto Nacional de Tierras (INTI), continuará con la administración, redistribución de las tierras y la regulación de la posesión de las mismas. En tal sentido, su ámbito de acción será planificar, fomentar y ejecutar los programas de administración y distribución de las tierras con vocación de uso agrario, así como también establecer los proyectos de mejoramiento de las tierras adjudicadas, que deben cumplirse a los fines de hacerlas productivas, con base en los planes de desarrollo del Ejecutivo Nacional.

El Presupuesto de Ingresos y Gastos del año 2012 asciende a la cantidad de Bs. 263.105.716, distribuido en Bs. 53.941.184 para proyectos y Bs. 209.164.532 para acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**209.081.246**
INGRESOS CORRIENTES ORDINARIOS	209.081.246
TRANSFERENCIAS CORRIENTES	209.081.246
Transferencias corrientes del sector público	209.081.246
Transferencias corrientes internas recibidas del sector público	209.081.246
De la República	209.081.246
INGRESOS DE CAPITAL	**54.024.470**
RECURSOS PROPIOS DE CAPITAL	83.286
Incremento de la depreciación y amortización acumuladas	83.286
TRANSFERENCIAS Y DONACIONES DE CAPITAL	53.941.184
Transferencias y donaciones de capital del sector público	53.941.184
Transferencias de capital recibidas del sector público	53.941.184
De la República	53.941.184
TOTAL RECURSOS	**263.105.716**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**196.021.138**
GASTOS DE CONSUMO	194.512.696
Remuneraciones	155.741.119
Sueldos, salarios y otras retribuciones	48.968.743
Beneficios y complementos de sueldos y salarios	48.452.135
Aportes patronales	3.910.472
Prestaciones sociales y otras indemnizaciones	12.997.725
Asistencia socioeconómica	34.129.866
Otros gastos de personal	7.282.178
Compra de bienes y servicios	34.151.940
Bienes de consumo	13.666.546
Servicios no personales	20.485.394
Impuestos indirectos	4.536.351
Depreciación y amortización	83.286
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.508.442
Al sector privado	1.508.442
Transferencias corrientes al sector privado	409.400
Directas a personas	409.400
Pensiones y otros beneficios asociados	409.400
Donaciones corrientes al sector privado	1.099.042
Donaciones a personas	1.041.962
Donaciones a instituciones sin fines de lucro	57.080
GASTOS DE CAPITAL	**62.793.880**
INVERSIÓN REAL DIRECTA	62.793.880
Formación bruta de capital Fijo	62.793.880
Maquinaria, equipos y otros bienes muebles	30.888.975
Construcciones de bienes de dominio público	316.216
Producción propia (gastos capitalizables)	31.588.689
Remuneraciones	16.067.885
Sueldos, salarios y otras retribuciones	1.833.910
Beneficios y complementos de sueldos y salarios	4.495.339
Aportes patronales	4.023.851
Prestaciones sociales y otras indemnizaciones	869.861
Asistencia socioeconómica	4.844.924

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Compra de bienes y servicios	12.660.995
Bienes de consumo	3.363.188
Servicios no personales	9.297.807
Impuestos indirectos	2.859.809
APLICACIONES FINANCIERAS	**4.290.698**
DISMINUCIÓN DE PASIVOS	4.290.698
Disminución de cuentas y efectos por pagar	4.290.698
Disminución de cuentas y efectos por pagar a corto plazo	4.290.698
Disminución de aportes patronales y retenciones laborales por pagar	2.202.698
Disminución de otros aportes patronales por pagar	2.202.698
Disminución cuentas por pagar a proveedores a corto plazo	2.088.000
TOTAL GASTOS	**263.105.716**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114856	Rescate y regularización de la tierra, consolidando el socialismo agrario 2012	Hectárea			350.000		17.000.000			17.000.000
114870	Afectación de tierras y pago bienhechurías 2012	Indemnización			10		25.500.000			25.500.000
115407	Zonificación agroproductiva de la tierra	Hectárea			20.000		11.441.184			11.441.184
TOTAL							53.941.184			53.941.184

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		161.369.724			161.369.724
02	Gestión Administrativa	83.286	45.301.700			45.384.986
03	Previsión y Protección Social		409.400			409.400
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		2.000.422			2.000.422
	TOTAL	83.286	209.081.246			209.164.532

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**366**	**408**	**489**	**1.263**	**12.756.313**		**12.756.313**
Alto Nivel y de Dirección	5	10	4	19	50.000		50.000
Directivo	88	100	22	210	528.234		528.234
Profesional y Técnico	179	181	302	662	9.479.681		9.479.681
Personal Administrativo	62	29	41	132	1.297.849		1.297.849
Obrero	32	88	120	240	1.400.549		1.400.549
Personal Fijo a Tiempo Parcial	**30**	**70**		**100**	**263.745**		**263.745**
Obrero	30	70		100	263.745		263.745
Personal Contratado	**1.174**	**1.334**		**2.508**	**37.111.023**		**37.111.023**
Profesional y Técnico	948	899		1.847	27.834.446		27.834.446
Personal Administrativo	184	304		488	7.740.577		7.740.577
Personal Médico	5	5		10	156.000		156.000
Obrero	37	126		163	1.380.000		1.380.000
TOTAL	**1.570**	**1.812**	**489**	**3.871**	**50.131.081**		**50.131.081**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1**	**1**	**2**	**73.000**
Empleados	1	1	2	73.000
Jubilados		**4**	**4**	**336.400**
Obreros		1	1	85.600
Empleados		3	3	250.800
TOTAL	**1**	**5**	**6**	**409.400**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	171.809.004
4.02	Materiales, suministros y mercancías	17.029.734
4.03	Servicios no personales	37.179.361
4.04	Activos reales	31.205.191
4.07	Transferencias y donaciones	1.508.442
4.08	Otros gastos	83.286
4.11	Disminución de pasivos	4.290.698
	TOTAL	**263.105.716**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**209.081.246**
INGRESOS CORRIENTES ORDINARIOS	209.081.246
TRANSFERENCIAS CORRIENTES	209.081.246
Transferencias corrientes del sector público	209.081.246
Transferencias corrientes internas recibidas del sector público	209.081.246
De la República	209.081.246
Ministerio del Poder Popular para la Agricultura y Tierras	209.081.246
Recursos Ordinarios	209.081.246
1.2 GASTOS CORRIENTES	**196.021.138**
GASTOS DE CONSUMO	194.512.696
Remuneraciones	155.741.119
Sueldos, salarios y otras retribuciones	48.968.743
Beneficios y complementos de sueldos y salarios	48.452.135
Aportes patronales	3.910.472
Prestaciones sociales y otras indemnizaciones	12.997.725
Asistencia socioeconómica	34.129.866
Otros gastos de personal	7.282.178
Compra de bienes y servicios	34.151.940
Bienes de consumo	13.666.546
Servicios no personales	20.485.394
Impuestos indirectos	4.536.351
Depreciación y amortización	83.286
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.508.442
Al sector privado	1.508.442
Transferencias corrientes al sector privado	409.400
Directas a personas	409.400
Pensiones y otros beneficios asociados	409.400
Donaciones corrientes al sector privado	1.099.042
Donaciones a personas	1.041.962
Donaciones a instituciones sin fines de lucro	57.080
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**13.060.108**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**67.084.578**
RECURSOS PROPIOS DE CAPITAL	13.143.394
Ahorro en Cuenta Corriente	13.060.108
Incremento de la depreciación y amortización acumuladas	83.286
TRANSFERENCIAS Y DONACIONES DE CAPITAL	53.941.184
Transferencias y donaciones de capital del sector público	53.941.184
Transferencias de capital recibidas del sector público	53.941.184
De la República	53.941.184
Ministerio del Poder Popular para la Agricultura y Tierras	53.941.184
Recursos Ordinarios	53.941.184
2.2 GASTOS DE CAPITAL	**62.793.880**
INVERSIÓN REAL DIRECTA	62.793.880
Formación bruta de capital Fijo	62.793.880
Maquinaria, equipos y otros bienes muebles	30.888.975
Construcciones de bienes de dominio público	316.216
Producción propia (gastos capitalizables)	31.588.689
Remuneraciones	16.067.885
Sueldos, salarios y otras retribuciones	1.833.910
Beneficios y complementos de sueldos y salarios	4.495.339
Aportes patronales	4.023.851
Prestaciones sociales y otras indemnizaciones	869.861
Asistencia socioeconómica	4.844.924
Compra de bienes y servicios	12.660.995
Bienes de consumo	3.363.188
Servicios no personales	9.297.807
Impuestos indirectos	2.859.809
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**4.290.698**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**4.290.698**
SUPERÁVIT FINANCIERO	4.290.698
3.2 APLICACIONES FINANCIERAS	**4.290.698**
DISMINUCIÓN DE PASIVOS	4.290.698
Disminución de cuentas y efectos por pagar	4.290.698
Disminución de cuentas y efectos por pagar a corto plazo	4.290.698
Disminución de aportes patronales y retenciones laborales por pagar	2.202.698
Disminución de otros aportes patronales por pagar	2.202.698
Disminución cuentas por pagar a proveedores a corto plazo	2.088.000

A1302

Fondo para el Desarrollo Agrario Socialista (FONDAS)

FONDO PARA EL DESARROLLO AGRARIO SOCIALISTA (FONDAS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El objetivo del Fondo es activar el desarrollo agrario socialista, para lo cual establece las condiciones favorables al productor a fin de incentivar el trabajo y uso óptimo de las tierras, contribuyendo al fortalecimiento de la soberanía y seguridad alimentaria de la nación. La finalidad que se persigue es potenciar y privilegiar al pequeño y mediano productor organizado en cualquier forma organizativa de base (consejo comunal, campesino, pescadores, indígena, red de productores libres y asociados), a través del financiamiento agrícola, procesos de distribución y comercialización, capacitación y formación socialista, reimpulso de rubros para la producción, conforme a los lineamientos del Plan de Desarrollo Económico y Social de la Nación 2007–2013.

El Presupuesto de Ingresos y Gastos para el año 2012 alcanza la cantidad de Bs. 128.674.492, de los cuales corresponden Bs. 31.031.599 para proyectos y Bs. 97.642.893 para las acciones centralizadas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**97.583.493**
INGRESOS CORRIENTES ORDINARIOS	97.583.493
TRANSFERENCIAS CORRIENTES	97.583.493
Transferencias corrientes del sector público	97.583.493
Transferencias corrientes internas recibidas del sector público	97.583.493
De la República	97.583.493
INGRESOS DE CAPITAL	**31.090.999**
RECURSOS PROPIOS DE CAPITAL	59.400
Incremento de la depreciación y amortización acumuladas	59.400
TRANSFERENCIAS Y DONACIONES DE CAPITAL	31.031.599
Transferencias y donaciones de capital del sector público	31.031.599
Transferencias de capital recibidas del sector público	31.031.599
De la República	31.031.599
TOTAL RECURSOS	**128.674.492**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**90.132.733**
GASTOS DE CONSUMO	90.132.733
Remuneraciones	76.234.468
Sueldos, salarios y otras retribuciones	19.573.210
Beneficios y complementos de sueldos y salarios	21.732.784
Aportes patronales	203.736
Prestaciones sociales y otras indemnizaciones	15.123.719
Asistencia socioeconómica	19.601.019
Compra de bienes y servicios	13.838.865
Bienes de consumo	5.888.582
Servicios no personales	7.950.283
Depreciación y amortización	59.400
GASTOS DE CAPITAL	**37.958.266**
INVERSIÓN REAL DIRECTA	37.958.266
Formación bruta de capital Fijo	37.958.266
Maquinaria, equipos y otros bienes muebles	13.517.579
Producción propia (gastos capitalizables)	24.440.687
Remuneraciones	9.672.301
Sueldos, salarios y otras retribuciones	2.147.068
Beneficios y complementos de sueldos y salarios	2.691.478
Aportes patronales	91.250
Prestaciones sociales y otras indemnizaciones	1.700.058
Asistencia socioeconómica	3.042.447
Compra de bienes y servicios	14.768.386
Bienes de consumo	3.800.431
Servicios no personales	10.967.955
APLICACIONES FINANCIERAS	**583.493**
DISMINUCIÓN DE PASIVOS	583.493
Disminución de cuentas y efectos por pagar	583.493
Disminución de cuentas y efectos por pagar a corto plazo	583.493
Disminución cuentas por pagar a proveedores a corto plazo	583.493
TOTAL GASTOS	**128.674.492**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115134	Fortalecimiento de la capacidad logística del sistema de distribución y comercialización del FONDAS	Tonelada			840		14.000.000			14.000.000
115153	Optimización de la plataforma tecnológica para mejoramiento y simplificación de trámites administrativos en FONDAS	Infraestructura Tecnológica			1		2.736.574			2.736.574
115307	Capacitación y formación socialista, tercera fase	Persona Capacitada			30.000		2.795.025			2.795.025
115420	Sistemas agroproductivos socialista (SAS), tercera etapa	Unidad de Producción Socialista			7		11.500.000			11.500.000
	TOTAL						**31.031.599**			**31.031.599**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		75.000.000			75.000.000
02	Gestión Administrativa	59.400	15.583.493			15.642.893
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		7.000.000			7.000.000
	TOTAL	**59.400**	**97.583.493**			**97.642.893**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**235**	**243**		**478**	**3.818.033**		**3.818.033**
Alto Nivel y de Dirección		1		1	10.708		10.708
Directivo	11	9		20	214.157		214.157
Profesional y Técnico	85	65		150	1.593.763		1.593.763
Personal Administrativo	43	37		80	856.630		856.630
Obrero	96	131		227	1.142.775		1.142.775
Personal Contratado	**1.397**	**1.056**		**2.453**	**17.902.245**		**17.902.245**
Profesional y Técnico	1.122	823		1.945	14.587.597		14.587.597
Personal Administrativo	275	233		508	3.314.648		3.314.648
TOTAL	**1.632**	**1.299**		**2.931**	**21.720.278**		**21.720.278**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	85.906.769
4.02	Materiales, suministros y mercancías	9.689.013
4.03	Servicios no personales	18.918.238
4.04	Activos reales	13.517.579
4.08	Otros gastos	59.400
4.11	Disminución de pasivos	583.493
	TOTAL	**128.674.492**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**97.583.493**
INGRESOS CORRIENTES ORDINARIOS	97.583.493
TRANSFERENCIAS CORRIENTES	97.583.493
Transferencias corrientes del sector público	97.583.493
Transferencias corrientes internas recibidas del sector público	97.583.493
De la República	97.583.493
Ministerio del Poder Popular para la Agricultura y Tierras	97.583.493
Recursos Ordinarios	97.583.493
1.2 GASTOS CORRIENTES	**90.132.733**
GASTOS DE CONSUMO	90.132.733
Remuneraciones	76.234.468
Sueldos, salarios y otras retribuciones	19.573.210
Beneficios y complementos de sueldos y salarios	21.732.784
Aportes patronales	203.736
Prestaciones sociales y otras indemnizaciones	15.123.719
Asistencia socioeconómica	19.601.019
Compra de bienes y servicios	13.838.865
Bienes de consumo	5.888.582
Servicios no personales	7.950.283
Depreciación y amortización	59.400
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**7.450.760**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**38.541.759**
RECURSOS PROPIOS DE CAPITAL	7.510.160
Ahorro en Cuenta Corriente	7.450.760
Incremento de la depreciación y amortización acumuladas	59.400

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
TRANSFERENCIAS Y DONACIONES DE CAPITAL	31.031.599
Transferencias y donaciones de capital del sector público	31.031.599
Transferencias de capital recibidas del sector público	31.031.599
De la República	31.031.599
Ministerio del Poder Popular para la Agricultura y Tierras	31.031.599
Recursos Ordinarios	31.031.599
2.2 GASTOS DE CAPITAL	**37.958.266**
INVERSIÓN REAL DIRECTA	37.958.266
Formación bruta de capital Fijo	37.958.266
Maquinaria, equipos y otros bienes muebles	13.517.579
Producción propia (gastos capitalizables)	24.440.687
Remuneraciones	9.672.301
Sueldos, salarios y otras retribuciones	2.147.068
Beneficios y complementos de sueldos y salarios	2.691.478
Aportes patronales	91.250
Prestaciones sociales y otras indemnizaciones	1.700.058
Asistencia socioeconómica	3.042.447
Compra de bienes y servicios	14.768.386
Bienes de consumo	3.800.431
Servicios no personales	10.967.955
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**583.493**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**583.493**
SUPERÁVIT FINANCIERO	583.493
3.2 APLICACIONES FINANCIERAS	**583.493**
DISMINUCIÓN DE PASIVOS	583.493
Disminución de cuentas y efectos por pagar	583.493
Disminución de cuentas y efectos por pagar a corto plazo	583.493
Disminución cuentas por pagar a proveedores a corto plazo	583.493

A1330

Instituto Nacional de Salud Agrícola Integral (INSAI)

INSTITUTO NACIONAL DE SALUD AGRÍCOLA INTEGRAL (INSAI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Nacional de Salud Agrícola Integral (INSAI), tiene el propósito de trascender el enfoque sanitario de la agricultura en Venezuela y proporcionar a la población, en especial a todos los productores agrícolas (pequeños, medianos y grandes) y a todo lo que gira en torno a la producción agrícola, ambiente y comunidades, así como las condiciones de rentabilidad y sustentabilidad partiendo del apoyo y el acompañamiento de la producción nacional desde la Salud Agrícola Integral.

El Presupuesto del INSAI para el ejercicio fiscal 2012 asciende a Bs. 152.995.868, destinados a proyectos Bs. 76.500.000 y a las acciones centralizadas Bs. 76.495.868.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**82.395.868**
INGRESOS CORRIENTES ORDINARIOS	82.395.868
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	16.000.000
Venta de otros bienes y servicios	16.000.000
TRANSFERENCIAS CORRIENTES	66.395.868
Transferencias corrientes del sector público	66.395.868
Transferencias corrientes internas recibidas del sector público	66.395.868
De la República	66.395.868
INGRESOS DE CAPITAL	**70.600.000**
RECURSOS PROPIOS DE CAPITAL	100.000
Incremento de la depreciación y amortización acumuladas	100.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	70.500.000
Transferencias y donaciones de capital del sector público	70.500.000
Transferencias de capital recibidas del sector público	70.500.000
De la República	70.500.000
TOTAL RECURSOS	**152.995.868**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**69.380.742**
GASTOS DE CONSUMO	65.655.925
Remuneraciones	50.638.328
Sueldos, salarios y otras retribuciones	20.050.156
Beneficios y complementos de sueldos y salarios	19.246.874
Aportes patronales	1.140.458
Prestaciones sociales y otras indemnizaciones	6.853.239
Asistencia socioeconómica	227.601
Otros gastos de personal	3.120.000
Compra de bienes y servicios	12.878.250
Bienes de consumo	6.285.350
Servicios no personales	6.592.900
Impuestos indirectos	2.039.347
Depreciación y amortización	100.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.700.000
Al sector privado	1.700.000
Donaciones corrientes al sector privado	1.700.000
Donaciones a personas	1.500.000
Donaciones a instituciones sin fines de lucro	200.000
OTROS GASTOS CORRIENTES	2.024.817
Indemnizaciones y sanciones pecuniarias	2.024.817
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	1.700.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	324.817
GASTOS DE CAPITAL	**80.615.126**
INVERSIÓN REAL DIRECTA	80.615.126
Formación bruta de capital Fijo	80.615.126
Edificios e instalaciones	1.500.000
Maquinaria, equipos y otros bienes muebles	4.911.576
Bienes preexistentes	2.061.550
Producción propia (gastos capitalizables)	72.142.000
Remuneraciones	50.000.000
Sueldos, salarios y otras retribuciones	13.615.920
Beneficios y complementos de sueldos y salarios	17.279.784

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
Prestaciones sociales y otras indemnizaciones	1.655.446
Asistencia socioeconómica	17.448.850
Compra de bienes y servicios	19.672.160
Bienes de consumo	12.052.000
Servicios no personales	7.620.160
Impuestos indirectos	2.469.840
APLICACIONES FINANCIERAS	**3.000.000**
DISMINUCIÓN DE PASIVOS	3.000.000
Disminución de cuentas y efectos por pagar	3.000.000
Disminución de cuentas y efectos por pagar a corto plazo	3.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.600.000
Disminución de aportes patronales y retenciones laborales por pagar	400.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	200.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	100.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	100.000
Disminución cuentas por pagar a proveedores a corto plazo	1.000.000
TOTAL GASTOS	**152.995.868**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114999	Fortalecimiento del sistema de protección y defensa sanitaria para la seguridad y soberanía agroalimentaria en el marco del socialismo agrario a través de la ciencia agroecológica como base para la agricultura sustentable, en el marco de la Gran Misión AgroVenezuela	Predio			110.000	6.000.000	70.500.000			76.500.000
	TOTAL					6.000.000	70.500.000			76.500.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	2.000.000	48.000.000			50.000.000
02	Gestión Administrativa	6.100.000	18.395.868			24.495.868
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	2.000.000				2.000.000
	TOTAL	10.100.000	66.395.868			76.495.868

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**227**	**305**		**532**	**17.912.044**		**17.912.044**
Directivo	12	10		22	1.996.800		1.996.800
Profesional y Técnico	115	220		335	13.049.812		13.049.812
Obrero	100	75		175	2.865.432		2.865.432
Personal Contratado	**175**	**252**		**427**	**15.454.032**		**15.454.032**
Profesional y Técnico	100	127		227	10.623.600		10.623.600
Obrero	75	125		200	4.830.432		4.830.432
TOTAL	**402**	**557**		**959**	**33.366.076**		**33.366.076**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	100.638.328
4.02	Materiales, suministros y mercancías	18.337.350
4.03	Servicios no personales	18.722.247
4.04	Activos reales	8.473.126
4.07	Transferencias y donaciones	1.700.000
4.08	Otros gastos	2.124.817
4.11	Disminución de pasivos	3.000.000
	TOTAL	**152.995.868**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**82.395.868**
INGRESOS CORRIENTES ORDINARIOS	82.395.868
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	16.000.000
Venta de otros bienes y servicios	16.000.000
TRANSFERENCIAS CORRIENTES	66.395.868
Transferencias corrientes del sector público	66.395.868
Transferencias corrientes internas recibidas del sector público	66.395.868
De la República	66.395.868
Ministerio del Poder Popular para la Agricultura y Tierras	66.395.868
Recursos Ordinarios	66.395.868
1.2 GASTOS CORRIENTES	**69.380.742**
GASTOS DE CONSUMO	65.655.925
Remuneraciones	50.638.328
Sueldos, salarios y otras retribuciones	20.050.156
Beneficios y complementos de sueldos y salarios	19.246.874
Aportes patronales	1.140.458
Prestaciones sociales y otras indemnizaciones	6.853.239
Asistencia socioeconómica	227.601
Otros gastos de personal	3.120.000
Compra de bienes y servicios	12.878.250
Bienes de consumo	6.285.350
Servicios no personales	6.592.900
Impuestos indirectos	2.039.347
Depreciación y amortización	100.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.700.000
Al sector privado	1.700.000
Donaciones corrientes al sector privado	1.700.000
Donaciones a personas	1.500.000
Donaciones a instituciones sin fines de lucro	200.000
OTROS GASTOS CORRIENTES	2.024.817
Indemnizaciones y sanciones pecuniarias	2.024.817
Indemnizaciones por daños y perjuicios ocasionados por entes descentralizados sin fines empresariales	1.700.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2012
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	324.817
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**13.015.126**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**83.615.126**
RECURSOS PROPIOS DE CAPITAL	13.115.126
Ahorro en Cuenta Corriente	13.015.126
Incremento de la depreciación y amortización acumuladas	100.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	70.500.000
Transferencias y donaciones de capital del sector público	70.500.000
Transferencias de capital recibidas del sector público	70.500.000
De la República	70.500.000
Ministerio del Poder Popular para la Agricultura y Tierras	70.500.000
Recursos Ordinarios	70.500.000
2.2 GASTOS DE CAPITAL	**80.615.126**
INVERSIÓN REAL DIRECTA	80.615.126
Formación bruta de capital Fijo	80.615.126
Edificios e instalaciones	1.500.000
Maquinaria, equipos y otros bienes muebles	4.911.576
Bienes preexistentes	2.061.550
Producción propia (gastos capitalizables)	72.142.000
Remuneraciones	50.000.000
Sueldos, salarios y otras retribuciones	13.615.920
Beneficios y complementos de sueldos y salarios	17.279.784
Prestaciones sociales y otras indemnizaciones	1.655.446
Asistencia socioeconómica	17.448.850
Compra de bienes y servicios	19.672.160
Bienes de consumo	12.052.000
Servicios no personales	7.620.160
Impuestos indirectos	2.469.840
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**3.000.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**3.000.000**
SUPERÁVIT FINANCIERO	3.000.000
3.2 APLICACIONES FINANCIERAS	**3.000.000**
DISMINUCIÓN DE PASIVOS	3.000.000
Disminución de cuentas y efectos por pagar	3.000.000
Disminución de cuentas y efectos por pagar a corto plazo	3.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.600.000
Disminución de aportes patronales y retenciones laborales por pagar	400.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	200.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	100.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	100.000
Disminución cuentas por pagar a proveedores a corto plazo	1.000.000

35

Ministerio del Poder Popular para la Educación Universitaria

Ministerio del Poder Popular para la Educación Universitaria

A0006 Colegio Universitario Francisco de Miranda
A0007 Colegio Universitario de Caracas
A0008 Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"
A0009 Colegio Universitario de Los Teques Cecilio Acosta "CULTCA"
A0011 Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)
A0026 Instituto Universitario de Tecnología Jacinto Navarro Vallenilla, Carúpano
A0028 Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital
A0029 Instituto Universitario de Tecnología Alonso Gamero, Coro
A0030 Instituto Universitario de Tecnología Agroindustrial Región Los Andes
A0032 Instituto Universitario de Tecnología de los Llanos
A0033 Instituto Universitario de Tecnología de Maracaibo
A0034 Instituto Universitario de Tecnología de Ejido
A0035 Instituto Universitario de Tecnología de Yaracuy
A0036 Instituto Universitario de Tecnología de Puerto Cabello
A0038 Instituto Universitario de Tecnología de Valencia
A0039 Instituto Universitario de Tecnología del Estado Trujillo
A0040 Instituto Universitario de Tecnología "José Antonio Anzoátegui ", El Tigre
A0042 Instituto Universitario de Tecnología de Cabimas
A0043 Instituto Universitario de Tecnología del Estado Portuguesa
A0045 Instituto Universitario de Tecnología de Cumaná
A0048 Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"
A0053 Instituto Universitario de Tecnología Dr. Delfín Mendoza, Tucupita
A0060 Instituto Universitario de Tecnología de Caripito
A0080 Universidad del Zulia (LUZ)
A0081 Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)
A0082 Universidad de Oriente (UDO)
A0083 Universidad de Los Andes (ULA)
A0084 Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)
A0085 Universidad Nacional Experimental Rafael María Baralt (UNERMB)
A0086 Universidad Nacional Experimental Simón Bolívar (USB)
A0087 Universidad Nacional Abierta (UNA)
A0088 Universidad Nacional Experimental de Guayana (UNEG)
A0089 Universidad Centroccidental Lisandro Alvarado (UCLA)
A0090 Universidad Pedagógica Experimental Libertador (UPEL)
A0091 Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)
A0092 Universidad Nacional Experimental del Táchira (UNET)
A0093 Universidad Central de Venezuela (UCV)
A0094 Universidad de Carabobo (UC)
A0095 Universidad Nacional Experimental Simón Rodríguez (UNESR)
A0096 Universidad Nacional Experimental Francisco de Miranda (UNEFM)
A0186 Universidad Nacional Experimental del Yaracuy (UNEY)
A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)
A0208 Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)
A0307 Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)
A0413 Fundación Poliedro de Caracas
A0415 Fundación Misión Sucre
A0427 Fundación Centro Internacional Miranda
A0466 Fundación Dr. Alejandro Próspero Reverend
A0912 Universidad Nacional Experimental Marítima del Caribe (UNEMC)
A0925 Instituto Universitario de Tecnología del Estado Bolívar
A0942 Universidad Bolivariana de Venezuela (UBV)
A0952 Universidad Deportiva del Sur
A1315 Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)
A1322 Universidad Nacional Experimental de las Artes (UNEARTE)
A1350 Universidad Bolivariana de Trabajadores "Jesús Rivero"
A1364 Universidad Politécnica Territorial del Alto Apure Pedro Camejo
A1365 Universidad Politécnica Territorial del Estado Barinas José Félix Ribas

A1366	Universidad Politécnica Territorial de Barlovento Argelia Laya
A1367	Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco
A1368	Universidad Politécnica Territorial del Norte del Táchira Manuela Saenz
A1369	Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa

A0006

Colegio Universitario Francisco de Miranda

COLEGIO UNIVERSITARIO FRANCISCO DE MIRANDA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Colegio Universitario Francisco de Miranda, persigue ser una Institución universitaria de excelencia en la generación de conocimientos, producto de la gestión/actividad en estrecha correspondencia con la sociedad del conocimiento y la cultura de la ciencia, que exige el siglo XXI, cuya misión es formar profesionales universitarios competentes en el área profesional, con gran sensibilidad social e identidad nacional y latinoamericana que se incorporen al proceso de transformación del país, para aportar soluciones.

En este sentido, esta Institución educativa enfoca sus actividades académicas y administrativas, a la dotación del país de profesionales e investigadores de la más alta calidad, auspiciando su permanente actualización y mejoramiento así como, la de establecer una sólida infraestructura que en lo humanístico, científico y tecnológico, sea soporte para el progreso autónomo del país en todas las áreas de la administración e informática.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**97.076.399**
INGRESOS CORRIENTES ORDINARIOS	97.076.399
TRANSFERENCIAS CORRIENTES	97.076.399
Transferencias corrientes del sector público	97.076.399
Transferencias corrientes internas recibidas del sector público	97.076.399
De la República	97.076.399
FUENTES DE FINANCIAMIENTO	**3.947.405**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.947.405
Disminución de otros activos financieros	3.947.405
Disminución de disponibilidades	3.947.405
Disminución de Bancos	3.947.405
TOTAL RECURSOS	**101.023.804**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**97.345.000**
GASTOS DE CONSUMO	74.713.425
Remuneraciones	63.647.966
Sueldos, salarios y otras retribuciones	26.052.793
Beneficios y complementos de sueldos y salarios	15.903.789
Aportes patronales	6.059.110
Prestaciones sociales y otras indemnizaciones	3.785.275
Asistencia socioeconómica	11.846.999
Compra de bienes y servicios	11.065.459
Bienes de consumo	3.164.326
Servicios no personales	7.901.133
TRANSFERENCIAS Y DONACIONES CORRIENTES	22.631.575
Al sector privado	21.902.871
Transferencias corrientes al sector privado	21.902.871
Directas a personas	21.902.871
Pensiones y otros beneficios asociados	328.772
Jubilaciones y otros beneficios asociados	18.705.298
Otras transferencias directas a personas	2.868.801
Al sector público	728.704
Transferencias corrientes al sector público	728.704
A los entes descentralizados sin fines empresariales para sus gastos	728.704
GASTOS DE CAPITAL	**220.000**
INVERSIÓN REAL DIRECTA	220.000
Formación bruta de capital Fijo	220.000
Maquinaria, equipos y otros bienes muebles	220.000
APLICACIONES FINANCIERAS	**3.458.804**
DISMINUCIÓN DE PASIVOS	3.458.804
Disminución de cuentas y efectos por pagar	633.557
Disminución de cuentas y efectos por pagar a corto plazo	633.557

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de sueldos, salarios y otras remuneraciones por pagar	633.557
Disminución de otros pasivos	2.825.247
Disminución de otros pasivos a corto plazo	2.825.247
TOTAL GASTOS	**101.023.804**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113732	Sistema de apoyo al desarrollo estudiantil	Traslado			5	50.000	3.206.102			3.256.102
113733	Investigación, innovación y gestión del conocimiento	Investigación			20		545.000			545.000
113736	Territorialización y municipalización de la educación universitaria	Plan			1	315.000				315.000
113737	Desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			6.762	400.000	16.781.405			17.181.405
113738	Intercambio y gestión del conocimiento con la sociedad	Plan			1		1.247.000			1.247.000
113739	Sistemas de recursos para la formación e intercambio académico.	Usuario	3.363	1.811	5.174	90.000	126.000			216.000
113740	Formación en carreras	Matricula			1.735		18.772.030			18.772.030
113771	Formación de postgrado o estudios avanzados	Matricula			385		150.000			150.000
113783	Programas nacionales de formación	Matricula			2.300		2.783.411			2.783.411
TOTAL						**855.000**	**43.610.948**			**44.465.948**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		27.571.729			27.571.729
02	Gestión Administrativa	3.092.405	6.730.221			9.822.626
03	Previsión y Protección Social		19.163.501			19.163.501
TOTAL		**3.092.405**	**53.465.451**			**56.557.856**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**254**	**97**		**351**	**9.374.424**		**9.374.424**
Alto Nivel y de Dirección	32	14		46	1.672.464		1.672.464
Profesional y Técnico	59	28		87	2.260.140		2.260.140
Personal Administrativo	43	4		47	974.184		974.184
Personal Docente	52	22		74	2.258.892		2.258.892
Obrero	68	29		97	2.208.744		2.208.744
Personal Contratado	**269**	**113**		**382**	**7.990.176**		**7.990.176**
Profesional y Técnico	34	14		48	1.209.900		1.209.900
Personal Administrativo	38	15		53	1.038.754		1.038.754
Personal Docente	172	73		245	4.962.422		4.962.422
Obrero	25	11		36	779.100		779.100
TOTAL	**523**	**210**		**733**	**17.364.600**		**17.364.600**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**14**	**3**	**17**	**328.772**
Obreros	2		2	56.431
Empleados	3		3	203.106
Docentes	9	3	12	69.235
Jubilados	**84**	**92**	**176**	**18.705.298**
Obreros	22	15	37	2.283.294
Docentes	62	77	139	16.422.004
TOTAL	**98**	**95**	**193**	**19.034.070**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	63.647.966
4.02	Materiales, suministros y mercancías	3.164.326
4.03	Servicios no personales	7.901.133
4.04	Activos reales	220.000
4.07	Transferencias y donaciones	22.631.575
4.11	Disminución de pasivos	3.458.804
	TOTAL	**101.023.804**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**97.076.399**
INGRESOS CORRIENTE ORDINARIO	97.076.399
TRANSFERENCIAS CORRIENTES	97.076.399
Transferencias corrientes del sector público	97.076.399
Transferencias corrientes internas recibidas del sector público	97.076.399
De la República	97.076.399
Recursos Ordinarios	77.661.119
Gestión Fiscal	19.415.280
1.2 GASTOS CORRIENTES	**97.345.000**
GASTOS DE CONSUMO	74.713.425
Remuneraciones	63.647.966
Sueldos, salarios y otras retribuciones	26.052.793
Beneficios y complementos de sueldos y salarios	15.903.789
Aportes patronales	6.059.110
Prestaciones sociales y otras indemnizaciones	3.785.275
Asistencia socioeconómica	11.846.999
Compra de bienes y servicios	11.065.459
Bienes de consumo	3.164.326
Servicios no personales	7.901.133
TRANSFERENCIAS Y DONACIONES CORRIENTES	22.631.575
Al sector privado	21.902.871
Transferencias corrientes al sector privado	21.902.871
Directas a personas	21.902.871
Pensiones y otros beneficios asociados	328.772
Jubilaciones y otros beneficios asociados	18.705.298
Otras transferencias directas a personas	2.868.801
Al sector público	728.704
Transferencias corrientes al sector público	728.704
A los entes descentralizados sin fines empresariales para sus gastos	728.704
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(268.601)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(268.601)**
RECURSOS PROPIOS DE CAPITAL	(268.601)
Desahorro en Cuenta Corriente	(268.601)
2.2 GASTOS DE CAPITAL	**220.000**
INVERSIÓN REAL DIRECTA	220.000
Formación bruta de capital Fijo	220.000
Maquinaria, equipos y otros bienes muebles	220.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(488.601)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**3.947.405**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.947.405
Disminución de otros activos financieros	3.947.405
Disminución de disponibilidades	3.947.405
Disminución de Bancos	3.947.405
3.2 APLICACIONES FINANCIERAS	**3.947.405**
DISMINUCIÓN DE PASIVOS	3.458.804
Disminución de cuentas y efectos por pagar	633.557
Disminución de cuentas y efectos por pagar a corto plazo	633.557
Disminución de sueldos, salarios y otras remuneraciones por pagar	633.557
Disminución de otros pasivos	2.825.247
Disminución de otros pasivos a corto plazo	2.825.247
DÉFICIT FINANCIERO	488.601

A0007

Colegio Universitario de Caracas

COLEGIO UNIVERSITARIO DE CARACAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Colegio Universitario de Caracas, fue creado mediante Decreto N° 792 de fecha 23 de Noviembre de 1971, publicada en la Gaceta Oficia de la República de Venezuela N° 29.669 del 24 de Noviembre de 1971, iniciando sus actividades docentes el 9 de octubre de 1972, con carreras del sector servicios en las ramas de Administración y Educación. Desde sus inicios presentó a los aspirantes once opciones: seis carreras en el área de Administración, una en el área de Educación, dos en el área de Turismo, una en el área de Informática y una en el área de Trabajo Social.

La Misión del Colegio fundamentalmente, es formar integralmente un ser humano comprometido con la ética socialista y el desarrollo endógeno sustentable y sostenido, en las áreas humanísticas, científicas y tecnológicas, en vinculación permanente con la comunidad, para coadyuvar en la solución de problemas, el intercambio de conocimientos y la proyección de su aprendizaje en el tiempo y en el espacio, con miras a sentar las bases de una educación para toda la vida y la transformación social del País.

En la búsqueda del cumplimiento de su misión el Colegio, en concordancia con lo establecido en el Reglamento de los Institutos y Colegios Universitarios, asume como propios los siguientes objetivos:

- Promover, a través de los estudios de nivel superior, el desarrollo y la promoción del hombre, de la comunidad y de la región en donde se establezcan.

- Formar profesionales universitarios en las áreas requeridas para el desarrollo integral del país.

- Capacitar a los estudiantes a fin de que afronten con éxito, las exigencias específicas de los estudios profesionales de nivel superior.

- Desarrollar en el individuo una actitud crítica ante los problemas del hombre y de la sociedad contemporánea y también suministrarle, las estructuras conceptuales básicas, que le permitan reaccionar satisfactoriamente ante estos problemas.

- Dirigir programas que conduzcan a la formación de un profesional calificado, dentro de los parámetros de excelencia académica, de manera tal que pueda propiciar un incremento permanente en la productividad.

- Realizar programas de investigación, atendiendo a las necesidades, requerimientos regionales y nacionales del sistema productivo y económico del medio social.

- Establecer nuevas orientaciones, modernos sistemas de aprendizaje y estructuras en la Educación Universitario.

Teniendo como Visión: Ser una institución universitaria comprometida con la transformación social del País, promotora de los más altos valores del ser humano, con un alto sentido de justicia y equidad, una interacción permanente con el entorno y un referente a nivel nacional e internacional de un modelo de educación formadora, creativa, participativa, crítica, innovadora y forjadora de la nueva consciencia socialista nacional.

El Colegio, en consonancia con las políticas del país, sigue una serie de estrategias y políticas tendentes a alcanzar los logros establecidos en nuestros proyectos institucionales teniendo como base nuestra visión y misión institucional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**139.715.812**
INGRESOS CORRIENTES ORDINARIOS	139.715.812
TRANSFERENCIAS CORRIENTES	139.715.812
Transferencias corrientes del sector público	139.715.812
Transferencias corrientes internas recibidas del sector público	139.715.812
De la República	139.715.812
FUENTES DE FINANCIAMIENTO	**5.000.059**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.000.059
Disminución de otros activos financieros	5.000.059
Disminución de disponibilidades	5.000.059
Disminución de Bancos	5.000.059
TOTAL RECURSOS	**144.715.871**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**143.326.321**
GASTOS DE CONSUMO	101.886.544
Remuneraciones	82.637.489
Sueldos, salarios y otras retribuciones	21.917.048
Beneficios y complementos de sueldos y salarios	23.919.502
Aportes patronales	4.911.884
Prestaciones sociales y otras indemnizaciones	5.622.791
Asistencia socioeconómica	5.669.264
Otros gastos de personal	20.597.000
Compra de bienes y servicios	19.249.055
Bienes de consumo	5.299.650
Servicios no personales	13.949.405
TRANSFERENCIAS Y DONACIONES CORRIENTES	41.439.777
Al sector privado	41.439.777
Transferencias corrientes al sector privado	41.439.777
Directas a personas	40.391.908
Pensiones y otros beneficios asociados	2.948.661
Jubilaciones y otros beneficios asociados	34.416.563
Otras transferencias directas a personas	3.026.684
A instituciones sin fines de lucro	1.047.869
GASTOS DE CAPITAL	**1.389.550**
INVERSIÓN REAL DIRECTA	1.389.550
Formación bruta de capital fijo	1.389.550
Maquinaria, equipos y otros bienes muebles	1.389.550
TOTAL GASTOS	**144.715.871**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113903	Programas Nacionales de Formación.	Estudiante			4.850		13.216.935			13.216.935
113908	Formación en Carreras.	Alumno Atendido	2.205	945	3.150		12.050.201			12.050.201
113912	Investigación, Innovación y Gestión del Conocimiento.	Investigación			5		100.000			100.000
114071	Sistemas de Apoyo al Desarrollo Estudiantil.	Población Atendida			84	2.000.059	9.741.010			11.741.069
114119	Intercambio y Gestión del Conocimiento con la Sociedad.	Evento			63		448.000			448.000
114247	Desarrollo y Mantenimiento de la Infraestructura Física.	Metro Cuadrado			32.087	3.000.000	20.965.113			23.965.113
TOTAL						**5.000.059**	**56.521.259**			**61.521.318**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		37.521.849			37.521.849
02	Gestión Administrativa		7.758.780			7.758.780
03	Previsión y Protección Social		37.913.924			37.913.924
TOTAL			**83.194.553**			**83.194.553**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F.	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**188**	**161**		**349**	**8.677.352**	**19.272**	**8.696.624**
Alto Nivel y de Dirección	3	1		4	208.788		208.788
Profesional y Técnico	54	17		71	1.508.388		1.508.388
Personal Administrativo	60	21		81	2.104.296	19.272	2.123.568
Personal Docente	8	11		19	976.512		976.512
Obrero	63	110		173	3.879.368		3.879.368
Personal Fijo a Tiempo Parcial	**7**	**27**		**34**	**1.257.600**		**1.257.600**
Personal Docente	7	27		34	1.257.600		1.257.600
Personal Contratado	**297**	**260**		**557**	**11.982.096**		**11.982.096**
Profesional y Técnico	47	18		65	1.687.032		1.687.032
Personal Administrativo	81	64		145	1.578.432		1.578.432
Personal Docente	169	178		347	8.716.632		8.716.632
TOTAL	**492**	**448**		**940**	**21.917.048**	**19.272**	**21.936.320**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**42**	**13**	**55**	**2.948.661**
Obreros	3	1	4	184.212
Empleados	5	9	14	464.029
Docentes	34	3	37	2.300.420
Jubilados	**151**	**170**	**321**	**34.416.563**
Obreros	10	19	29	1.919.344
Empleados	2		2	199.504
Docentes	139	151	290	32.297.715
TOTAL	**193**	**183**	**376**	**37.365.224**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	82.637.489
4.02	Materiales, suministros y mercancías	5.299.650
4.03	Servicios no personales	13.949.405
4.04	Activos reales	1.389.550
4.07	Transferencias y donaciones	41.439.777
	TOTAL	**144.715.871**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**139.715.812**
INGRESOS CORRIENTES ORDINARIOS	139.715.812
TRANSFERENCIAS CORRIENTES	139.715.812
Transferencias corrientes del sector público	139.715.812
Transferencias corrientes internas recibidas del sector público	139.715.812
De la República	139.715.812
Recursos Ordinarios	111.772.650
Gestión Fiscal	27.943.162
1.2 GASTOS CORRIENTES	**143.326.321**
GASTOS DE CONSUMO	101.886.544
Remuneraciones	82.637.489
Sueldos, salarios y otras retribuciones	21.917.048
Beneficios y complementos de sueldos y salarios	23.919.502
Aportes patronales	4.911.884
Prestaciones sociales y otras indemnizaciones	5.622.791
Asistencia socioeconómica	5.669.264
Otros gastos de personal	20.597.000
Compra de bienes y servicios	19.249.055
Bienes de consumo	5.299.650
Servicios no personales	13.949.405
TRANSFERENCIAS Y DONACIONES CORRIENTES	41.439.777
Al sector privado	41.439.777
Transferencias corrientes al sector privado	41.439.777
Directas a personas	40.391.908
Pensiones y otros beneficios asociados	2.948.661
Jubilaciones y otros beneficios asociados	34.416.563
Otras transferencias directas a personas	3.026.684
A instituciones sin fines de lucro	1.047.869
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(3.610.509)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(3.610.509)**
RECURSOS PROPIOS DE CAPITAL	(3.610.509)
Desahorro en Cuenta Corriente	(3.610.509)
2.2 GASTOS DE CAPITAL	**1.389.550**
INVERSIÓN REAL DIRECTA	1.389.550
Formación bruta de capital fijo	1.389.550
Maquinaria, equipos y otros bienes muebles	1.389.550
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(5.000.059)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**5.000.059**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.000.059
Disminución de otros activos financieros	5.000.059
Disminución de disponibilidades	5.000.059
Disminución de Bancos	5.000.059
3.2 APLICACIONES FINANCIERAS	**5.000.059**
DÉFICIT FINANCIERO	5.000.059

A0008

Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"

COLEGIO UNIVERSITARIO "PROFESOR JOSÉ LORENZO PÉREZ RODRÍGUEZ"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez" ha continuado dirigiendo su política de gasto, hacia la satisfacción de los aspectos sociales que le son pertinentes, de acuerdo a su filosofía de gestión institucional, orientado hacia la eficiencia, la equidad y la productividad, mediante el desarrollo de las funciones de docencia, investigación y extensión.

Su Misión es la formación profesional, ética y humanística de Técnicos Superiores Universitarios en las menciones de: Educación Especial, Administración y Turismo, capaces de afrontar con éxito los requerimientos del entorno.

La Visión del Colegio, es ser una institución de educación superior caracterizada por la investigación e innovación, generadora de conocimientos y cambios en las áreas humanísticas, científicas y técnicas.

Para el Ejercicio Fiscal 2012, el Colegio Universitario José Lorenzo Pérez Rodríguez, hoy en proceso de transformación en Universidad Politécnica, de acuerdo al Programa de Nacional de Formación (PNF) de la Misión Alma Mater, orientará los recursos presupuestarios según la cuota asignada por el Ejecutivo Nacional para dicho Ejercicio Fiscal, asumiendo los lineamientos establecidos por el Ministerio del Poder Popular para la Educación Universitaria.

En lo que respecta al área académica, actualmente la institución dicta los programas Nacionales de Formación en las áreas de Administración y Educación, así como las carreras cortas de Administración de Personal, Educación Especial, Turismo y Publicidad y Mercadeo.

Esta casa de estudios, tiene como plan estratégico:

- Desarrollo armónico en conjunto con la Misión Sucre y el Programa de Aldeas Universitarias.
- Desarrollo equilibrado entre los espacios de formación concentrados (las sedes) y los dispositivos de formación no presenciales (La Televisión Educativa, La Radio Educativa, La Plataformita Informática, Bibliotecas Municipales, Bibliotecas Virtuales).
- Establecimiento de alianzas institucionales con las instituciones del Estado.
- Desarrollo del cuerpo de docentes.
- Definición de áreas de trabajo para el desarrollo de la investigación universitaria.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**46.161.422**
INGRESOS CORRIENTES ORDINARIOS	46.161.422
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	151.000
Venta de otros bienes y servicios	151.000
INGRESOS DE LA PROPIEDAD	20.000
Intereses	20.000
Intereses internos	20.000
Intereses por depósitos	20.000
TRANSFERENCIAS CORRIENTES	45.970.422
Transferencias corrientes del sector público	45.970.422
Transferencias corrientes internas recibidas del sector público	45.970.422
De la República	45.970.422
OTROS INGRESOS	20.000
Otros ingresos ordinarios	20.000
FUENTES DE FINANCIAMIENTO	**2.800.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.800.000
Disminución de otros activos financieros	2.800.000
Disminución de disponibilidades	2.800.000
Disminución de Bancos	2.800.000
TOTAL RECURSOS	**48.961.422**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**48.159.776**
GASTOS DE CONSUMO	42.547.776
Remuneraciones	39.479.021
Sueldos, salarios y otras retribuciones	13.254.000
Beneficios y complementos de sueldos y salarios	16.915.307
Aportes patronales	3.315.339
Prestaciones sociales y otras indemnizaciones	2.683.154
Asistencia socioeconómica	3.288.221
Otros gastos de personal	23.000
Compra de bienes y servicios	3.068.755
Bienes de consumo	609.247
Servicios no personales	2.459.508
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.612.000
Al sector privado	5.267.222
Transferencias corrientes al sector privado	5.062.222
Directas a personas	5.062.222
Pensiones y otros beneficios asociados	381.841
Jubilaciones y otros beneficios asociados	3.240.381
Otras transferencias directas a personas	1.440.000
Donaciones corrientes al sector privado	205.000
Donaciones a personas	205.000
Al sector público	344.778
Transferencias corrientes al sector público	344.778
A los entes descentralizados sin fines empresariales para sus gastos	344.778
GASTOS DE CAPITAL	**351.646**
INVERSIÓN REAL DIRECTA	351.646
Formación bruta de capital fijo	351.646
Maquinaria, equipos y otros bienes muebles	351.646
APLICACIONES FINANCIERAS	**450.000**
DISMINUCIÓN DE PASIVOS	450.000
Disminución de cuentas y efectos por pagar	450.000
Disminución de cuentas y efectos por pagar a corto plazo	300.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	100.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar	42.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	5.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	5.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	5.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	2.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	5.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	20.000
Disminución cuentas por pagar a proveedores a corto plazo	58.000
Disminución cuentas por pagar a contratistas a corto plazo	100.000
Disminución de otras cuentas y efectos por pagar	150.000
Disminución de otras cuentas por pagar a corto plazo	150.000
TOTAL GASTOS	**48.961.422**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113780	Programa Nacional de Formación	Matrícula			1.446		8.451.118			8.451.118
114270	Formación en Carreras	Matrícula			1.349		5.686.728			5.686.728
114289	Formación de Postgrados o Estudios Avanzados	Material			195	130.000	1.867.588			1.997.588
114375	Sistema de Apoyo al Desarrollo Estudiantil	Servicio			8	420.000	2.844.778			3.264.778
114387	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			2	379.494				379.494
114395	Desarrollo y Mantenimiento de la infraestructura física	Plan			1	96.646	10.037.318			10.133.964
	TOTAL					**1.026.140**	**28.887.530**			**29.913.670**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		13.451.769			13.451.769
02	Gestión Administrativa	1.964.860	8.901			1.973.761
03	Previsión y Protección Social		3.622.222			3.622.222
	TOTAL	**1.964.860**	**17.082.892**			**19.047.752**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**97**	**68**	**85**	**250**	**8.536.020**	**141.892**	**8.677.912**
Alto Nivel y de Dirección	10	4		14	931.152	62.951	994.103
Profesional y Técnico	20	10	17	47	1.243.296		1.243.296
Personal Administrativo	19	4	32	55	1.134.948	78.941	1.213.889
Personal Docente	20	21	6	47	3.151.512		3.151.512
Obrero	28	29	30	87	2.075.112		2.075.112
Personal Fijo a Tiempo Parcial	**6**	**2**		**8**	**115.512**	**9.440**	**124.952**
Personal Docente	3	1		4	63.072		63.072
Personal Médico	3	1		4	52.440	9.440	61.880
Personal Contratado	**84**	**77**		**161**	**4.122.468**		**4.122.468**
Profesional y Técnico	1			1	26.220		26.220
Personal Administrativo	13	3		16	329.088		329.088
Personal Docente	65	70		135	3.553.128		3.553.128
Obrero	5	4		9	214.032		214.032
TOTAL	**187**	**147**	**85**	**419**	**12.774.000**	**151.332**	**12.925.332**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**5**	**3**	**8**	**381.841**
Empleados	1		1	38.437
Docentes	4	3	7	343.404
Jubilados	**24**	**8**	**32**	**3.240.381**
Obreros	1	3	4	165.807
Docentes	23	5	28	3.074.574
TOTAL	**29**	**11**	**40**	**3.622.222**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	39.479.021
4.02	Materiales, suministros y mercancías	609.247
4.03	Servicios no personales	2.459.508
4.04	Activos reales	351.646
4.07	Transferencias y donaciones	5.612.000
4.11	Disminución de pasivos	450.000
	TOTAL	**48.961.422**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**46.161.422**
INGRESOS CORRIENTES ORDINARIOS	46.161.422
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	151.000
Venta de otros bienes y servicios	151.000
INGRESOS DE LA PROPIEDAD	20.000
Intereses	20.000
Intereses internos	20.000
Intereses por depósitos	20.000
TRANSFERENCIAS CORRIENTES	45.970.422
Transferencias corrientes del sector público	45.970.422
Transferencias corrientes internas recibidas del sector público	45.970.422
De la República	45.970.422
Recursos Ordinarios	36.776.338
Gestión Fiscal	9.194.084
OTROS INGRESOS	20.000
Otros ingresos ordinarios	20.000
1.2 GASTOS CORRIENTES	**48.159.776**
GASTOS DE CONSUMO	42.547.776
Remuneraciones	39.479.021
Sueldos, salarios y otras retribuciones	13.254.000
Beneficios y complementos de sueldos y salarios	16.915.307
Aportes patronales	3.315.339
Prestaciones sociales y otras indemnizaciones	2.683.154
Asistencia socioeconómica	3.288.221
Otros gastos de personal	23.000
Compra de bienes y servicios	3.068.755
Bienes de consumo	609.247
Servicios no personales	2.459.508
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.612.000
Al sector privado	5.267.222
Transferencias corrientes al sector privado	5.062.222

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Directas a personas	5.062.222
Pensiones y otros beneficios asociados	381.841
Jubilaciones y otros beneficios asociados	3.240.381
Otras transferencias directas a personas	1.440.000
Donaciones corrientes al sector privado	205.000
Donaciones a personas	205.000
Al sector público	344.778
Transferencias corrientes al sector público	344.778
A los entes descentralizados sin fines empresariales para sus gastos	344.778
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.998.354)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.998.354)**
RECURSOS PROPIOS DE CAPITAL	(1.998.354)
Desahorro en Cuenta Corriente	(1.998.354)
2.2 GASTOS DE CAPITAL	**351.646**
INVERSIÓN REAL DIRECTA	351.646
Formación bruta de capital fijo	351.646
Maquinaria, equipos y otros bienes muebles	351.646
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(2.350.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.800.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.800.000
Disminución de otros activos financieros	2.800.000
Disminución de disponibilidades	2.800.000
Disminución de Bancos	2.800.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
3.2 APLICACIONES FINANCIERAS	**2.800.000**
DISMINUCIÓN DE PASIVOS	450.000
Disminución de cuentas y efectos por pagar	450.000
Disminución de cuentas y efectos por pagar a corto plazo	300.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	100.000
Disminución de aportes patronales y retenciones laborales por pagar	42.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	5.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	5.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	5.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	2.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	5.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	20.000
Disminución cuentas por pagar a proveedores a corto plazo	58.000
Disminución cuentas por pagar a contratistas a corto plazo	100.000
Disminución de otras cuentas y efectos por pagar	150.000
Disminución de otras cuentas por pagar a corto plazo	150.000
DÉFICIT FINANCIERO	2.350.000

A0009

Colegio Universitario de Los Teques Cecilio Acosta "CULTCA"

COLEGIO UNIVERSITARIO DE LOS TEQUES CECILIO ACOSTA "CULTCA"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Colegio Universitario de Los Teques "Cecilio Acosta", desarrolla el proceso de transición hacia la Universidad Politécnica Territorial de Los Altos Mirandinos "Cecilio Acosta", una vez cumplidos los requisitos exigidos por el Ministerio del Poder Popular para la Educación Universitaria en el marco de la Misión Alma Mater.

Actualmente atiende las demandas de formación de profesionales a nivel de Técnicos Superiores del Estado Miranda, con la oferta de carreras en el área de Salud: Enfermería, Fisioterapia, Terapia Ocupacional y Entrenamiento Deportivo. Educación: Educación Preescolar y con la Coordinación académica del Programa Nacional de Enfermería distribuido en 210 Municipios, los 24 Estados que conforman nuestra Nación.

En el proceso de transformación se han incorporado a nuestro Plan de Estudios dos nuevos Programas Nacionales de Formación (PNF) en: Informática, Administración, Salud y Seguridad, se tiene previsto para el 2012 el inicio de cuatro Programas más: (PNF) en Enfermería, (PNF) en Fisioterapia, (PNF) en Terapia Ocupacional, se están solicitando los (PNF) en Turismo y Agroalimentaria.

En el proceso de Municipalización se prevé incorporar los nuevos (PNF) en las redes de los Complejos Universitarios Socialistas Alma Mater (CUSAM) en los Altos Mirandinos.

En nuestras instalaciones se atienden varios programas de Misión Sucre, tales como: Programa Nacional en Enfermería, Medicina Integral Comunitaria, Informática, Administración, Actividad Física y Salud, entre otras carreras, las cuales se irán incorporando paulatinamente a las Universidades Territoriales, pero se prevé que durante el 2012 éstos continúen recibiendo el apoyo del CULTCA.

La oferta de Postgrado está conformada por un Programa de Formación, a nivel de Especialización en Gestión del Talento Humano en las Organizaciones, ofertada a T.S.U. y Licenciados en Administración; 3 maestrías que se están desarrollando actualmente en Ingeniería en Informática, Dirección Científica y Sociología y Desarrollo Humano, teniendo previsto el inicio de las maestrías en Física, Matemática, Química y Biología. Se tiene previsto la incorporación de una maestría en Agroalimentaria, Turismo y Salud.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**120.222.896**
INGRESOS CORRIENTES ORDINARIOS	120.222.896
TRANSFERENCIAS CORRIENTES	120.222.896
Transferencias corrientes del sector público	120.222.896
Transferencias corrientes internas recibidas del sector público	120.222.896
De la República	120.222.896
TOTAL RECURSOS	**120.222.896**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**116.228.812**
GASTOS DE CONSUMO	84.833.693
Remuneraciones	67.941.251
Sueldos, salarios y otras retribuciones	24.622.119
Beneficios y complementos de sueldos y salarios	25.608.874
Aportes patronales	3.794.890
Prestaciones sociales y otras indemnizaciones	4.642.425
Asistencia socioeconómica	6.101.785
Otros gastos de personal	3.171.158
Compra de bienes y servicios	16.892.442
Bienes de consumo	5.518.047
Servicios no personales	11.374.395
TRANSFERENCIAS Y DONACIONES CORRIENTES	31.395.119
Al sector privado	30.493.447
Transferencias corrientes al sector privado	30.443.447
Directas a personas	30.284.493
Pensiones y otros beneficios asociados	1.928.669
Jubilaciones y otros beneficios asociados	26.495.824
Otras transferencias directas a personas	1.860.000
A instituciones sin fines de lucro	115.034
A empresas privadas	43.920
Donaciones corrientes al sector privado	50.000
Donaciones a personas	50.000
Al sector público	901.672
Transferencias corrientes al sector público	901.672
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	901.672
GASTOS DE CAPITAL	**3.994.084**
INVERSIÓN REAL DIRECTA	3.994.084
Formación bruta de capital Fijo	3.994.084
Maquinaria, equipos y otros bienes muebles	3.994.084
TOTAL GASTOS	**120.222.896**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113765	Programas nacionales de formación	Alumno Atendido	1.778	1.466	3.244		3.990.705			3.990.705
113847	Formación en Carreras	Alumno Atendido	3.342	1.390	4.732		10.554.721			10.554.721
113867	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	5.120	2.856	7.976		2.709.045			2.709.045
113930	Formación de Postgrado o Estudios Avanzados	Alumno Atendido	179	94	273		116.262			116.262
113989	Intercambio y Gestión del Conocimiento con la Sociedad	Evento			79		738.324			738.324
114150	Investigación, Innovación y Gestión del Conocimiento	Investigación			5		109.489			109.489
114190	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio Prestado			7.070		11.860.409			11.860.409
114417	Desarrollo y Mantenimiento de Infraestructura Física.	Metro Cuadrado			34.989		9.496.477			9.496.477
115331	Territorialización y Municipalización de la Educación Universitaria	Plan			9		902.320			902.320
TOTAL							**40.477.752**			**40.477.752**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		45.029.598			45.029.598
02	Gestión Administrativa		6.176.019			6.176.019
03	Previsión y Protección Social		28.539.527			28.539.527
TOTAL			**79.745.144**			**79.745.144**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**204**	**124**	**83**	**411**	**10.402.228**	**33.288**	**10.435.516**
Alto Nivel y de Dirección	1			1	58.008		58.008
Profesional y Técnico	62	17	17	96	2.507.964	31.536	2.539.500
Personal Administrativo	67	10	27	104	2.197.692	1.752	2.199.444
Personal Docente	14	8		22	1.280.592		1.280.592
Obrero	60	89	39	188	4.357.972		4.357.972
Personal Fijo a Tiempo Parcial	**4**	**8**	**1**	**13**	**321.960**		**321.960**
Profesional y Técnico		2	1	3	52.440		52.440
Personal Docente	4	6		10	269.520		269.520
Personal Contratado	**249**	**192**	**76**	**517**	**13.106.831**		**13.106.831**
Profesional y Técnico	25	19	25	69	1.767.066		1.767.066
Personal Administrativo	27	2	4	33	678.745		678.745
Personal Docente	188	135	31	354	9.251.483		9.251.483
Obrero	9	36	16	61	1.409.537		1.409.537
TOTAL	**457**	**324**	**160**	**941**	**23.831.019**	**33.288**	**23.864.307**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**24**	**4**	**28**	**1.928.669**
Obreros	3	2	5	213.555
Empleados	4	1	5	359.521
Docentes	17	1	18	1.355.593
Jubilados	**117**	**127**	**244**	**26.495.824**
Alto Nivel y de Dirección		1	1	139.796
Obreros	37	20	57	4.222.666
Docentes	80	106	186	22.133.362
TOTAL	**141**	**131**	**272**	**28.424.493**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	67.941.251
4.02	Materiales, suministros y mercancías	5.518.047
4.03	Servicios no personales	11.374.395
4.04	Activos reales	3.994.084
4.07	Transferencias y donaciones	31.395.119
	TOTAL	**120.222.896**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**120.222.896**
INGRESOS CORRIENTES ORDINARIOS	120.222.896
TRANSFERENCIAS CORRIENTES	120.222.896
Transferencias corrientes del sector público	120.222.896
Transferencias corrientes internas recibidas del sector público	120.222.896
De la República	120.222.896
Recursos Ordinarios	96.178.317
Gestión Fiscal	24.044.579
1.2 GASTOS CORRIENTES	**116.228.812**
GASTOS DE CONSUMO	84.833.693
Remuneraciones	67.941.251
Sueldos, salarios y otras retribuciones	24.622.119
Beneficios y complementos de sueldos y salarios	25.608.874
Aportes patronales	3.794.890
Prestaciones sociales y otras indemnizaciones	4.642.425
Asistencia socioeconómica	6.101.785
Otros gastos de personal	3.171.158
Compra de bienes y servicios	16.892.442
Bienes de consumo	5.518.047
Servicios no personales	11.374.395
TRANSFERENCIAS Y DONACIONES CORRIENTES	31.395.119
Al sector privado	30.493.447
Transferencias corrientes al sector privado	30.443.447
Directas a personas	30.284.493
Pensiones y otros beneficios asociados	1.928.669
Jubilaciones y otros beneficios asociados	26.495.824
Otras transferencias directas a personas	1.860.000
A instituciones sin fines de lucro	115.034
A empresas privadas	43.920
Donaciones corrientes al sector privado	50.000
Donaciones a personas	50.000
Al sector público	901.672

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Transferencias corrientes al sector público	901.672
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	901.672
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.994.084**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.994.084**
RECURSOS PROPIOS DE CAPITAL	3.994.084
Ahorro en Cuenta Corriente	3.994.084
2.2 GASTOS DE CAPITAL	**3.994.084**
INVERSIÓN REAL DIRECTA	3.994.084
Formación bruta de capital Fijo	3.994.084
Maquinaria, equipos y otros bienes muebles	3.994.084
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0011

Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)

SERVICIO AUTÓNOMO OFICINAS TÉCNICAS DEL CONSEJO NACIONAL DE UNIVERSIDADES (CNU)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Servicio Autónomo Consejo Nacional de Universidad (SACNU) en procura de dar respuesta al Ministerio del Poder Popular para la Educación Universitaria y atendiendo los lineamientos establecidos en el Plan de Desarrollo Económico y Social de la Nación 2007-2013 y a la directriz estratégica para la Construcción de una Estructura Social Incluyente y Participativa, que permita la universalización de la Educación Universitaria y ejecutará en el Ejercicio Fiscal 2012 los siguientes proyectos:

- Adecuación del Consejo Nacional de Universidades a los paradigmas del Estado docente en el subsistema de educación universitaria.
- Programa de Fomento de la Educación Universitaria mediada por las Tecnología de la Información y Comunicación Libres.
- Fondo para la Transformación de las Instituciones de Educación Superior.
- Fortalecimiento de los mecanismos de inclusión que favorezcan el Ingreso y la Prosecución a la educación.
- Creación, ampliación y fortalecimiento de la infraestructura de la Planta Física y la Dotación de las Instituciones de Educación Universitaria.
- Socialización y divulgación de la investigación e información del sector de educación universitaria, así como la construcción y promoción de los saberes compartidos.
- Soporte tecnológico a los procesos de docencia, investigación y ampliación en el sistema de educación universitaria.

Los citados proyectos conformarán el Plan Institucional para operativizar las políticas emanadas del Ministerio del Poder Popular para la Educación Universitaria, para la consecución de los siguientes logros enmarcados en el proceso de Transformación Universitaria:

- Apoyar el desarrollo y ejecución de propuestas innovadoras, a fin de garantizar la inclusión y la universalización de la Educación Universitaria.
- Orientar la selección efectiva de carreras o Programas Nacionales de Formación (PNF).
- Cuantificar y registrar la población aspirante y asignación a la Educación Universitaria, con apoyo a los estratos más desasistidos de la población asignada.
- Formular y hacer seguimiento de los lineamientos para el fortalecimiento y mejoramiento de la planta física de las instituciones existentes, la creación de nueva infraestructura y las dotaciones requeridas.
- Evaluar la factibilidad y viabilidad de los requerimientos de recursos de las Instituciones de Educación Universitaria para impulsar la Transformación del sector.
- Promover el acceso, uso y apropiación de la Tecnología e información en los procesos educativos.

El monto total del presupuesto es de Bs. 3.574.241.251 del cual Bs.2.230.114.45, será financiado con aportes del Ejecutivo Nacional y el monto restante Bs. 1.344.126.794, será financiado con el saldo de Caja y Banco.

El presupuesto para el ejercicio económico financiero del 2012 será distribuido de la siguiente manera: Bs. 309.817.469 destinado a cubrir gastos de funcionamiento de las OTCNU, el cual representa un 8.6% del total del presupuesto; y Bs. 3.264.423.782, que representa un 91,4%, serán transferidos a las Instituciones de Educación Universitaria

Los gastos de funcionamiento de las Oficinas del Consejo Nacional de Universidades correspondiente al 8,6% del presupuesto total para el ejercicio fiscal 2012, esta conformado de la siguiente manera: Bs. 160.306.656 serán destinado a cubrir gastos de personal, cantidad que permitirá entre otras cosas cubrir los compromisos con el personal de la institución, así como el Registro de Estructura de Cargos, asignaciones para financiar la recurrencia del salario mínimo, aporte patronales establecidos en la normativa vigente y la actualización de la unidad tributaria para el beneficio del ticket alimentación; Bs. 21.900.351 destinados a cubrir gastos de materiales, suministros y mercancías; Bs. 52.316.097 para cubrir gastos de servicios no personales, Bs. 18.751.441 para atender la inversión por activos reales; Bs. 12.416.130 permitirán cancelar transferencias a terceros en lo relativo a el personal jubilado y pensionado atención digna a los refugios y otras transferencias y finalmente Bs. 44.126.794 para cancelar compromisos de ejercicios anteriores.

Las transferencias destinadas a las instituciones de educación universitaria las cuales representan el 91,4% del presupuesto total de las Oficinas del Consejo Nacional de Universidades permitirá garantizar: tres (3) meses de incremento del 40% decretado en el año 2011 del salario mínimo e incremento de la tabla de sueldos y salarios del personal administrativo, docente y obrero de la instituciones de educación universitaria, Bono de Doctor para el ejercicio 2012 en las Universidades Nacionales, igualmente se garantiza el servicio de inter-conectividad prestado por Centro Nacional de Innovación Tecnológica (CENIT), Aportes Federativos y Previsión Social del personal Administrativo, la diferencia de la prima para HCM de las IEU, recursos para cubrir parte de los compromisos contractuales generados por la liquidación de la Fundación Instituto de Estudios Corporativos (FIEC) y parte de la adecuación y dotación de la Infraestructura de las IES, Dotación de Bibliotecas, dotación e instalación de salas de Computación.

Política de Cobertura de Servicios

- En relación a la cobertura de Educación Universitaria se estima atender a 460.000 aspirantes, a ingresar a la Educación Universitaria.
- Aplicar la Prueba de Exploración Vocacional (PEV) a una población estimada de 420.000 estudiantes de 4° y 5° año.
- Asignar becas a 10.466 estudiantes de los estratos socio-económicos IV y V.
- Asignar 1% de cupos a personas con discapacidad.
- Asesorar a las Instituciones de Educación Universitaria en la unificación de criterios, normativa y capacitación del personal para la implementación de Tecnología de la Información y Comunicación libres TICL en las IEU.
- Garantizar la inter-conectividad a veintiséis (26) universidades.
- Dotar a las Instituciones de Educación Universitaria (IEU) de laboratorios de informática, y bibliotecas, lo que podrá beneficiar a los 1.390.238 estudiantes del sector.
- Culminación de 50 obras de infraestructura en el sector.
- Atención a los reclamos laborales de los Aprox. 175.110 empleados del sector.
- Editar publicaciones que beneficiarán a 25.000 lectores.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**2.230.114.457**
INGRESOS CORRIENTES EXTRAORDINARIOS	2.230.114.457
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.230.114.457
Transferencias corrientes del sector público	2.230.114.457
Transferencias corrientes internas recibidas del sector público	2.230.114.457
De la República	2.230.114.457
FUENTES DE FINANCIAMIENTO	**1.344.126.794**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.344.126.794
Disminución de otros activos financieros	1.344.126.794
Disminución de disponibilidades	1.344.126.794
Disminución de Bancos	1.344.126.794
TOTAL RECURSOS	**3.574.241.251**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**3.511.363.016**
GASTOS DE CONSUMO	234.523.104
Remuneraciones	160.306.656
Sueldos, salarios y otras retribuciones	24.412.312
Beneficios y complementos de sueldos y salarios	108.098.985
Aportes patronales	5.834.131
Prestaciones sociales y otras indemnizaciones	9.038.829
Asistencia socioeconómica	12.922.399
Compra de bienes y servicios	74.216.448
Bienes de consumo	21.900.351
Servicios no personales	52.316.097

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.276.839.912
Al sector privado	12.416.130
Transferencias corrientes al sector privado	4.116.130
Directas a personas	4.116.130
Pensiones y otros beneficios asociados	609.070
Jubilaciones y otros beneficios asociados	3.507.060
Donaciones corrientes al sector privado	8.300.000
Donaciones a personas	8.000.000
Donaciones a instituciones sin fines de lucro	300.000
Al sector público	3.264.423.782
Transferencias corrientes al sector público	3.264.423.782
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	3.264.423.782
GASTOS DE CAPITAL	**18.751.441**
INVERSIÓN REAL DIRECTA	18.751.441
Formación bruta de capital Fijo	18.751.441
Maquinaria, equipos y otros bienes muebles	18.686.441
Construcciones de bienes de dominio privado	65.000
APLICACIONES FINANCIERAS	**44.126.794**
DISMINUCIÓN DE PASIVOS	44.126.794
Disminución de cuentas y efectos por pagar	44.126.794
Disminución de cuentas y efectos por pagar a corto plazo	1.125.964
Disminución de sueldos, salarios y otras remuneraciones por pagar	84.105
Disminución de aportes patronales y retenciones laborales por pagar	930.422
Disminución de otros aportes patronales por pagar	930.422
Disminución cuentas por pagar a proveedores a corto plazo	111.437
Disminución de otras cuentas y efectos por pagar	43.000.830
Disminución de otras cuentas por pagar a corto plazo	5.652.050
Disminución de otros efectos por pagar a corto plazo	37.348.780
TOTAL GASTOS	**3.574.241.251**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114138	Adecuación del Consejo Nacional de Universidades a los paradigmas del estado docente en el subsistema de educación universitaria.	Reunión / Informe			14		18.469.736			18.469.736
114217	Programa de Fomento de la Educación Universitaria mediada por las TICL	Capacitación	200	175	375		7.910.340			7.910.340
114275	Fondo para la Transformación de las Instituciones de Educación Superior.	Informe técnico			16	1.300.000.000	1.820.408.680			3.120.408.680
114311	Fortalecimiento de los mecanismos de inclusión que favorezcan el Ingreso y la Prosecución a la educación	Aspirante	400.466	400.000	800.466		22.673.031			22.673.031
114324	Creación , ampliación y fortalecimiento de la infraestructura de la Planta Física y la Dotación de las Instituciones de Educación Universitaria	Obra			75		121.543.086			121.543.086
114328	Socialización y divulgación de la investigación e información del sector de educación universitaria, así como la construcción y promoción de los saberes compartidos	Atención Realizada			753		16.032.885			16.032.885
114332	Soporte tecnológico a los procesos de docencia, investigación y ampliación en el sistema de educación universitaria	Servicio Técnico			66		47.329.778			47.329.778
	TOTAL					1.300.000.000	2.054.367.536			3.354.367.536

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		94.527.010			94.527.010
02	Gestión Administrativa	44.126.794	77.103.781			121.230.575
03	Previsión y Protección Social		4.116.130			4.116.130
	TOTAL	**44.126.794**	**175.746.921**			**219.873.715**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**295**	**225**	**73**	**593**	**17.487.197**	**699.895**	**18.187.092**
Alto Nivel y de Dirección	6	4	19	29	1.250.948		1.250.948
Profesional y Técnico	136	96	30	262	8.038.317	512.123	8.550.440
Personal Administrativo	122	36	22	180	4.919.310	187.772	5.107.082
Obrero	31	89	2	122	3.278.622		3.278.622
Personal Contratado	**86**	**65**		**151**	**5.041.045**		**5.041.045**
Profesional y Técnico	66	49		115	4.440.505		4.440.505
Obrero	20	16		36	600.540		600.540
TOTAL	**381**	**290**	**73**	**744**	**22.528.242**	**699.895**	**23.228.137**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**7**	**6**	**13**	**609.070**
Obreros	2	1	3	98.954
Empleados	5	5	10	510.116
Jubilados	**21**	**27**	**48**	**3.507.060**
Obreros	1	2	3	228.189
Empleados	20	25	45	3.278.871
TOTAL	**28**	**33**	**61**	**4.116.130**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	160.306.656
4.02	Materiales, suministros y mercancías	21.900.351
4.03	Servicios no personales	52.316.097
4.04	Activos reales	18.751.441
4.07	Transferencias y donaciones	3.276.839.912
4.11	Disminución de pasivos	44.126.794
	TOTAL	**3.574.241.251**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.230.114.457**
INGRESOS CORRIENTES EXTRAORDINARIOS	2.230.114.457
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.230.114.457
Transferencias corrientes del sector público	2.230.114.457
Transferencias corrientes internas recibidas del sector público	2.230.114.457
De la República	2.230.114.457
Recursos Ordinarios	2.086.149.603
Gestión Fiscal	143.964.854
1.2 GASTOS CORRIENTES	**3.511.363.016**
GASTOS DE CONSUMO	234.523.104
Remuneraciones	160.306.656
Sueldos, salarios y otras retribuciones	24.412.312
Beneficios y complementos de sueldos y salarios	108.098.985
Aportes patronales	5.834.131
Prestaciones sociales y otras indemnizaciones	9.038.829
Asistencia socioeconómica	12.922.399
Compra de bienes y servicios	74.216.448
Bienes de consumo	21.900.351
Servicios no personales	52.316.097
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.276.839.912
Al sector privado	12.416.130
Transferencias corrientes al sector privado	4.116.130
Directas a personas	4.116.130
Pensiones y otros beneficios asociados	609.070
Jubilaciones y otros beneficios asociados	3.507.060
Donaciones corrientes al sector privado	8.300.000
Donaciones a personas	8.000.000
Donaciones a instituciones sin fines de lucro	300.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Al sector público	3.264.423.782
Transferencias corrientes al sector público	3.264.423.782
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	3.264.423.782
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.281.248.559)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.281.248.559)**
RECURSOS PROPIOS DE CAPITAL	(1.281.248.559)
Desahorro en Cuenta Corriente	(1.281.248.559)
2.2 GASTOS DE CAPITAL	**18.751.441**
INVERSIÓN REAL DIRECTA	18.751.441
Formación bruta de capital Fijo	18.751.441
Maquinaria, equipos y otros bienes muebles	18.686.441
Construcciones de bienes de dominio privado	65.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.300.000.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.344.126.794**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.344.126.794
Disminución de otros activos financieros	1.344.126.794
Disminución de disponibilidades	1.344.126.794
Disminución de Bancos	1.344.126.794
3.2 APLICACIONES FINANCIERAS	**1.344.126.794**
DISMINUCIÓN DE PASIVOS	44.126.794
Disminución de cuentas y efectos por pagar	44.126.794
Disminución de cuentas y efectos por pagar a corto plazo	1.125.964
Disminución de sueldos, salarios y otras remuneraciones por pagar	84.105

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar	930.422
Disminución de otros aportes patronales por pagar	930.422
Disminución cuentas por pagar a proveedores a corto plazo	111.437
Disminución de otras cuentas y efectos por pagar	43.000.830
Disminución de otras cuentas por pagar a corto plazo	5.652.050
Disminución de otros efectos por pagar a corto plazo	37.348.780
DÉFICIT FINANCIERO	1.300.000.000

A0026

Instituto Universitario de Tecnología Jacinto Navarro Vallenilla, Carúpano

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA JACINTO NAVARRO VALLENILLA, CARÚPANO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Universitario de Tecnología Jacinto Navarro Vallenilla, es una Institución científica educativa, fundamentada en los más sólidos principios de ética, justicia y libertad, cuya misión es formar profesionales universitarios capaces de contribuir con el desarrollo sustentable, económico y cultural del país, en especial a la Región Pariana del Estado Sucre, a través de las actividades académicas de investigación, extensión y producción.

Este instituto universitario persigue ser una institución de excelencia en la generación de conocimientos productos de la gestión/actividad de investigación, de extensión, en estrecha correspondencia con la sociedad del conocimiento y la cultura de la ciencia, que existe en el siglo XXI, destina los recursos presupuestarios hacia el fortalecimiento de la Institución en el mercado ocupacional, dando cumplimiento a las diferentes normativas legales en la formación profesional a corto y mediano plazo, con un nivel de conciencia que le permite asumir sus responsabilidades en una sociedad de iguales y consolidar la ampliación de la plataforma tecnológica comunicacional, creando las bases para la incorporación a futuro de la Educación a Distancia (Web).

La creación y funcionamiento de la Misión Alma Mater, exige a las instituciones de Educación Universitaria, un reajuste académico administrativo, con la finalidad de proporcionar la base necesaria de una Educación Socialista. La Suprema felicidad social orienta las acciones a una transformación de la realidad educativa, tales como: adecuar el sistema educativo al modelo productivo socialista, fortalecer e incentivar la investigación en el proceso educativo, desarrollar la educación intercultural bilingüe, garantizar el acceso al conocimiento para universalizar la educación universitaria con pertinencia social.

Con el acoplamiento estructural presente en los institutos y colegios universitarios, el Instituto se inclina por la confianza del Ministerio del Poder Popular para la Educación Universitaria al nombrar un equipo de profesionales con los méritos académicos, experiencia, arraigo y sentido de pertenencia, para impulsar el referido proceso de transformación y modernización que se está llevando a cabo a nivel Institucional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**132.549.684**
INGRESOS CORRIENTES ORDINARIOS	132.549.684
INGRESOS DE LA PROPIEDAD	15.000
Intereses	15.000
Intereses internos	15.000
Intereses por depósitos	15.000
TRANSFERENCIAS CORRIENTES	132.234.684
Transferencias corrientes del sector público	132.234.684
Transferencias corrientes internas recibidas del sector público	132.234.684
De la República	132.234.684
OTROS INGRESOS	300.000
Otros ingresos ordinarios	300.000
FUENTES DE FINANCIAMIENTO	**700.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	700.000
Disminución de otros activos financieros	700.000
Disminución de disponibilidades	700.000
Disminución de Bancos	700.000
TOTAL RECURSOS	**133.249.684**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**132.549.684**
GASTOS DE CONSUMO	108.483.544
Remuneraciones	101.532.434
Sueldos, salarios y otras retribuciones	101.532.434
Compra de bienes y servicios	6.951.110
Bienes de consumo	5.276.000
Servicios no personales	1.675.110
TRANSFERENCIAS Y DONACIONES CORRIENTES	24.066.140
Al sector privado	24.066.140
Transferencias corrientes al sector privado	24.066.140
Directas a personas	24.066.140
Pensiones y otros beneficios asociados	1.368.798
Jubilaciones y otros beneficios asociados	17.261.416
Otras transferencias directas a personas	5.435.926
APLICACIONES FINANCIERAS	**700.000**
DISMINUCIÓN DE PASIVOS	700.000
Disminución de cuentas y efectos por pagar	700.000
Disminución de cuentas y efectos por pagar a corto plazo	700.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	700.000
TOTAL GASTOS	**133.249.684**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114290	Programas nacionales de formación	Matricula			6.620		25.076.489			25.076.489
114294	Formación en carreras	Matricula			5		21.606.694			21.606.694
114298	Formación de postgrado o estudios avanzados	Matricula			175		383.267			383.267
114302	Investigación, innovación y gestión del conocimiento	Investigación			20		936.380			936.380
114305	Sistema de recursos para la formación e intercambio académico	Usuario	4.277	5.274	9.551		1.723.736			1.723.736
114306	Sistema de apoyo al desarrollo estudiantil	Servicio			9.551		13.819.801			13.819.801
114309	Intercambio y gestión del conocimiento con la sociedad	Comunidad			30	315.000	50.000			365.000
114314	Desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			5.000		8.795.524			8.795.524
114315	Territorialización y Municipalización de la educación Universitaria	Plan			18		1.444.281			1.444.281
	TOTAL					**315.000**	**73.836.172**			**74.151.172**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		38.418.298			38.418.298
02	Gestión Administrativa	700.000	1.350.000			2.050.000
03	Previsión y Protección Social		18.630.214			18.630.214
	TOTAL	**700.000**	**58.398.512**			**59.098.512**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**237**	**234**		**471**	**14.741.771**		**14.741.771**
Alto Nivel y de Dirección	12	20		32	1.481.808		1.481.808
Profesional y Técnico	60	24		84	2.341.604		2.341.604
Personal Administrativo	50	6		56	963.044		963.044
Personal Docente	42	70		112	5.568.488		5.568.488
Obrero	73	114		187	4.386.827		4.386.827
Personal Contratado	**233**	**259**		**492**	**13.327.536**		**13.327.536**
Profesional y Técnico	29	23		52	1.223.232		1.223.232
Personal Administrativo	39	25		64	1.403.604		1.403.604
Personal Docente	146	168		314	9.224.255		9.224.255
Personal Médico	1			1	20.568		20.568
Obrero	18	43		61	1.455.877		1.455.877
TOTAL	**470**	**493**		**963**	**28.069.307**		**28.069.307**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**18**	**3**	**21**	**1.368.798**
Obreros	6		6	369.484
Empleados	1		1	34.206
Docentes	11	3	14	965.108
Jubilados	**84**	**101**	**185**	**17.261.416**
Obreros	51	25	76	4.769.642
Docentes	33	76	109	12.491.774
TOTAL	**102**	**104**	**206**	**18.630.214**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	101.532.434
4.02	Materiales, suministros y mercancías	5.276.000
4.03	Servicios no personales	1.675.110
4.07	Transferencias y donaciones	24.066.140
4.11	Disminución de pasivos	700.000
	TOTAL	**133.249.684**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**132.549.684**
INGRESOS CORRIENTES ORDINARIOS	132.549.684
INGRESOS DE LA PROPIEDAD	15.000
Intereses	15.000
Intereses internos	15.000
Intereses por depósitos	15.000
TRANSFERENCIAS CORRIENTES	132.234.684
Transferencias corrientes del sector público	132.234.684
Transferencias corrientes internas recibidas del sector público	132.234.684
De la República	132.234.684
Recursos Ordinarios	105.787.747
Gestión Fiscal	26.446.937
OTROS INGRESOS	300.000
Otros ingresos ordinarios	300.000
1.2 GASTOS CORRIENTES	**132.549.684**
GASTOS DE CONSUMO	108.483.544
Remuneraciones	101.532.434
Sueldos, salarios y otras retribuciones	101.532.434
Compra de bienes y servicios	6.951.110
Bienes de consumo	5.276.000
Servicios no personales	1.675.110
TRANSFERENCIAS Y DONACIONES CORRIENTES	24.066.140
Al sector privado	24.066.140
Transferencias corrientes al sector privado	24.066.140
Directas a personas	24.066.140
Pensiones y otros beneficios asociados	1.368.798
Jubilaciones y otros beneficios asociados	17.261.416
Otras transferencias directas a personas	5.435.926
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	**0**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**700.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	700.000
Disminución de otros activos financieros	700.000
Disminución de disponibilidades	700.000
Disminución de Bancos	700.000
3.2 APLICACIONES FINANCIERAS	**700.000**
DISMINUCIÓN DE PASIVOS	700.000
Disminución de cuentas y efectos por pagar	700.000
Disminución de cuentas y efectos por pagar a corto plazo	700.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	700.000

A0028

Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA "DR. FEDERICO RIVERO PALACIO", REGIÓN CAPITAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio" Región Capital , se crea el 06 de enero de 1971, constituyéndose como la primera institución en su género en el país, con el propósito de responder a la urgente necesidad de formar recursos humanos a nivel universitario, con sólida preparación teórica y técnica, que actuaran como profesionales a nivel superior. También le corresponde el rol como ente multiplicador en el proceso productivo, planteando un verdadero reto al sistema de educación superior venezolano, tomando como base el modelo de instituto tecnológico francés y adaptándolo a la realidad venezolana, iniciando sus actividades como Centro piloto del Proyecto del Sistema IUT del País.

Cabe destacar, que los laboratorios, talleres y planta piloto existentes, cuentan con herramientas vitales para impartir el componente práctico que exige los currículos de los Programas Nacionales de Formación (PNF) y para potenciar los proyectos de investigación, postgrado y extensión. No obstante, como la mayoría de estos equipos a sobrepasado su vida útil, las Autoridades y la Gerencia Institucional tienen la responsabilidad de formular políticas, planes de desarrollo y proyectos integrales, en el corto y mediano plazo, que permitan actualizar y modernizar la infraestructura existente e incrementar la dotación de equipos que, resultan imprescindibles para posibilitar el incremento matricular, las nuevas opciones de estudios, diversifica la oferta de la enseñanza y obtener una tecnología de avanzada que garantice la excelencia de la enseñanza con efectividad, liderazgo y compromiso con la sociedad.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**128.282.570**
INGRESOS CORRIENTES ORDINARIOS	128.282.570
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	250.000
Venta de otros bienes y servicios	250.000
TRANSFERENCIAS CORRIENTES	128.032.570
Transferencias corrientes del sector público	128.032.570
Transferencias corrientes internas recibidas del sector público	128.032.570
De la República	128.032.570
FUENTES DE FINANCIAMIENTO	**250.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	250.000
Disminución de otros activos financieros	250.000
Disminución de disponibilidades	250.000
Disminución de caja	250.000
TOTAL RECURSOS	**128.532.570**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**128.532.570**
GASTOS DE CONSUMO	101.913.611
Remuneraciones	82.268.221
Sueldos, salarios y otras retribuciones	29.599.330
Aportes patronales	5.673.368
Prestaciones sociales y otras indemnizaciones	11.792.301
Asistencia socioeconómica	35.203.222
Compra de bienes y servicios	19.645.390
Bienes de consumo	3.353.888
Servicios no personales	16.291.502
TRANSFERENCIAS Y DONACIONES CORRIENTES	26.618.959
Al sector privado	26.618.959
Transferencias corrientes al sector privado	26.541.459
Directas a personas	26.541.459
Pensiones y otros beneficios asociados	1.227.744
Jubilaciones y otros beneficios asociados	21.050.506
Otras transferencias directas a personas	4.263.209
Donaciones corrientes al sector privado	77.500
Donaciones a personas	77.500
TOTAL GASTOS	**128.532.570**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113691	Programas nacionales de formación	Matrícula			4.049		50.374.038			50.374.038
113694	Sistema de recursos para la formación e intercambio académico	Usuario	2.651	2.169	4.820		352.990			352.990
113698	Formación en carreras	Matrícula			103		841.814			841.814
113701	Investigación, innovación y gestión del conocimiento	Investigación			34		42.240			42.240
113705	Sistemas de Apoyo al Desarrollo Estudiantil	Estudiante			4.049	500.000	14.444.974			14.944.974
113706	Intercambio y gestión del conocimiento con la sociedad	Evento			54		564.837			564.837
113720	Desarrollo y mantenimiento de Infraestructura física	Metro			62.002		12.908.723			12.908.723
113721	Territorialización y municipalización de la educación Universitaria	Plan			1		337.550			337.550
TOTAL						500.000	79.867.166			80.367.166

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		22.102.744			22.102.744
02	Gestión Administrativa		2.823.701			2.823.701
03	Previsión y Protección Social		23.238.959			23.238.959
TOTAL			48.165.404			48.165.404

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**208**	**159**		**367**	**14.124.404**		**14.124.404**
Alto Nivel y de Dirección	12	8		20	80.133		80.133
Directivo		2		2	157.752		157.752
Profesional y Técnico	52	13		65	2.209.404		2.209.404
Personal Administrativo	54	9		63	2.115.996		2.115.996
Personal Docente	62	81		143	7.920.156		7.920.156
Obrero	28	46		74	1.640.963		1.640.963
Personal Fijo a Tiempo Parcial		**1**		**1**	**21.588**		**21.588**
Personal Docente		1		1	21.588		21.588
Personal Contratado	**161**	**153**		**314**	**14.657.339**		**14.657.339**
Profesional y Técnico	15	5		20	702.122		702.122
Personal Administrativo	32	7		39	1.212.667		1.212.667
Personal Docente	98	123		221	11.993.229		11.993.229
Obrero	16	18		34	749.321		749.321
TOTAL	**369**	**313**		**682**	**28.803.331**		**28.803.331**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**27**	**18**	**45**	**1.227.744**
Obreros	5	8	13	516.046
Empleados	8	3	11	208.368
Docentes	14	7	21	503.330
Jubilados	**97**	**99**	**196**	**21.050.506**
Obreros	19	25	44	1.529.260
Docentes	78	74	152	19.521.246
TOTAL	**124**	**117**	**241**	**22.278.250**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	82.268.221
4.02	Materiales, suministros y mercancías	3.353.888
4.03	Servicios no personales	16.291.502
4.07	Transferencias y donaciones	26.618.959
	TOTAL	**128.532.570**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**128.282.570**
INGRESOS CORRIENTES ORDINARIOS	128.282.570
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	250.000
Venta de otros bienes y servicios	250.000
TRANSFERENCIAS CORRIENTES	128.032.570
Transferencias corrientes del sector público	128.032.570
Transferencias corrientes internas recibidas del sector público	128.032.570
De la República	128.032.570
Recursos Ordinarios	102.426.056
Gestión Fiscal	25.606.514
1.2 GASTOS CORRIENTES	**128.532.570**
GASTOS DE CONSUMO	101.913.611
Remuneraciones	82.268.221
Sueldos, salarios y otras retribuciones	29.599.330
Aportes patronales	5.673.368
Prestaciones sociales y otras indemnizaciones	11.792.301
Asistencia socioeconómica	35.203.222
Compra de bienes y servicios	19.645.390
Bienes de consumo	3.353.888
Servicios no personales	16.291.502
TRANSFERENCIAS Y DONACIONES CORRIENTES	26.618.959
Al sector privado	26.618.959
Transferencias corrientes al sector privado	26.541.459
Directas a personas	26.541.459
Pensiones y otros beneficios asociados	1.227.744
Jubilaciones y otros beneficios asociados	21.050.506
Otras transferencias directas a personas	4.263.209
Donaciones corrientes al sector privado	77.500
Donaciones a personas	77.500
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(250.000)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(250.000)**
RECURSOS PROPIOS DE CAPITAL	(250.000)
Desahorro en Cuenta Corriente	(250.000)
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(250.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**250.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	250.000
Disminución de otros activos financieros	250.000
Disminución de disponibilidades	250.000
Disminución de caja	250.000
3.2 APLICACIONES FINANCIERAS	**250.000**
DÉFICIT FINANCIERO	250.000

A0029

Instituto Universitario de Tecnología Alonso Gamero, Coro

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA ALONSO GAMERO, CORO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Presidente de la República Bolivariana de Venezuela, Hugo Chávez Frías, anunció una iniciativa para promover la inclusión del pueblo al sistema de Educación Universitaria, a través de la trasformación del sistema educativo actual, de acuerdo a esta premisa anunció la creación de 14 nuevas universidades, 10 universidades especializadas, la Universidad del Sur, 4 nuevos Institutos Universitarios de Tecnología y la transformación de los 29 Institutos ya existentes en Universidades Politécnicas.

En tal sentido, el Instituto Universitario de Tecnología "Alonso Gamero", de la ciudad de Coro, se convirtió en la Primera Universidad Politécnica del Estado Falcón, la cual impartirá al inicio seis carreras tradicionales a nivel de Técnico Superior Universitario: Administración de Empresas, Química, Instrumentación Industrial, Mecánica, Construcción Civil y Ciencias Agropecuarias; además de ofertar las Ingenierías de Producción Agroalimentaria, Mecánica y Construcción, así como, la Licenciatura en Administración y Gestión. Como novedad, a los estudiantes que cursen un período determinado, se les entregará un certificado que les permitirá iniciarse laboralmente mientras continúan los estudios hasta alcanzar el título de Técnico Superior Universitario, ofreciéndoles la posibilidad de seguir la carrera de Ingeniería o Licenciatura y garantizándoles, al obtener el título de pregrado, la oferta académica a nivel de especialización y maestría, todo en la misma Institución.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**146.798.693**
INGRESOS CORRIENTES ORDINARIOS	146.798.693
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	200.000
Venta de otros bienes y servicios	200.000
TRANSFERENCIAS CORRIENTES	146.598.693
Transferencias corrientes del sector público	146.598.693
Transferencias corrientes internas recibidas del sector público	146.598.693
De la República	146.598.693
FUENTES DE FINANCIAMIENTO	**36.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	36.000
Disminución de otros activos financieros	36.000
Disminución de disponibilidades	36.000
Disminución de Bancos	36.000
TOTAL RECURSOS	**146.834.693**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**139.059.747**
GASTOS DE CONSUMO	103.549.391
Remuneraciones	86.156.901
Sueldos, salarios y otras retribuciones	31.223.679
Beneficios y complementos de sueldos y salarios	30.619.344
Aportes patronales	4.474.645
Prestaciones sociales y otras indemnizaciones	11.938.715
Asistencia socioeconómica	6.606.452
Otros gastos de personal	1.294.066
Compra de bienes y servicios	17.392.490
Bienes de consumo	8.870.000
Servicios no personales	8.522.490
TRANSFERENCIAS Y DONACIONES CORRIENTES	35.510.356
Al sector privado	35.510.356
Transferencias corrientes al sector privado	35.510.356
Directas a personas	35.510.356
Pensiones y otros beneficios asociados	3.828.392
Jubilaciones y otros beneficios asociados	30.428.964
Otras transferencias directas a personas	1.253.000
GASTOS DE CAPITAL	**7.026.380**
INVERSIÓN REAL DIRECTA	5.926.890
Formación bruta de capital Fijo	5.926.890
Maquinaria, equipos y otros bienes muebles	5.926.890
TRANSFERENCIAS Y DONACIONES DE CAPITAL	1.099.490
Al sector público	1.099.490
Transferencias de capital al sector público	1.099.490
A los entes descentralizados sin fines empresariales	1.099.490
APLICACIONES FINANCIERAS	**748.566**
DISMINUCIÓN DE PASIVOS	748.566
Disminución de cuentas y efectos por pagar	748.566
Disminución de cuentas y efectos por pagar a corto plazo	748.566
Disminución de sueldos, salarios y otras remuneraciones por pagar	216.755
Disminución de aportes patronales y retenciones laborales por pagar	531.811
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	531.811
TOTAL GASTOS	**146.834.693**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114402	Programas Nacionales de Formación.	Matrícula			7.669		28.797.758			28.797.758
114415	Formación en Carreras	Matrícula			703		9.357.906			9.357.906
114427	Formación de Postgrado o Estudios Avanzados.	Matrícula			200	200.000				200.000
114578	Investigación, Innovación y Gestión del Conocimiento.	Investigación			80		685.000			685.000
114633	Sistema de Recursos para la Formación e Intercambio Académico.	Usuario			4.750		4.275.000			4.275.000
114683	Sistema de Apoyo al Desarrollo Estudiantil.	Servicio			267.689		8.482.280			8.482.280
114770	Intercambio y Gestión del Conocimiento con la Sociedad.	Comunidad			760		1.484.440			1.484.440
114823	Desarrollo y Mantenimiento de Infraestructura Física.	Metro Cuadrado			33.320		24.289.121			24.289.121
114853	Territorialización y Municipalización de la Educación Universitaria.	Plan			40		353.000			353.000
TOTAL						**200.000**	**77.724.505**			**77.924.505**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		30.159.153			30.159.153
02	Gestión Administrativa		4.493.679			4.493.679
03	Previsión y Protección Social	36.000	34.221.356			34.257.356
TOTAL		**36.000**	**68.874.188**			**68.910.188**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**230**	**313**		**543**	**16.332.319**		**16.332.319**
Alto Nivel y de Dirección		2		2	141.936		141.936
Profesional y Técnico	78	46		124	3.255.504		3.255.504
Personal Administrativo	81	16		97	2.004.984		2.004.984
Personal Docente	48	101		149	6.916.320		6.916.320
Obrero	23	148		171	4.013.575		4.013.575
Personal Contratado	**303**	**183**		**486**	**14.891.360**		**14.891.360**
Profesional y Técnico	6	1		7	264.260		264.260
Personal Administrativo	73	51		124	3.805.450		3.805.450
Personal Docente	210	63		273	8.973.324		8.973.324
Obrero	14	68		82	1.848.326		1.848.326
TOTAL	**533**	**496**		**1.029**	**31.223.679**		**31.223.679**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**33**	**39**	**72**	**3.828.392**
Obreros	9	31	40	2.297.701
Empleados	1	1	2	58.891
Docentes	23	7	30	1.471.800
Jubilados	**81**	**208**	**289**	**30.428.964**
Obreros	28	53	81	4.282.434
Docentes	53	155	208	26.146.530
TOTAL	**114**	**247**	**361**	**34.257.356**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	86.156.901
4.02	Materiales, suministros y mercancías	8.870.000
4.03	Servicios no personales	8.522.490
4.04	Activos reales	5.926.890
4.07	Transferencias y donaciones	36.609.846
4.11	Disminución de pasivos	748.566
	TOTAL	**146.834.693**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**146.798.693**
INGRESOS CORRIENTES ORDINARIOS	146.798.693
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	200.000
Venta de otros bienes y servicios	200.000
TRANSFERENCIAS CORRIENTES	146.598.693
Transferencias corrientes del sector público	146.598.693
Transferencias corrientes internas recibidas del sector público	146.598.693
De la República	146.598.693
Recursos Ordinarios	117.278.954
Gestión Fiscal	29.319.739
1.2 GASTOS CORRIENTES	**139.059.747**
GASTOS DE CONSUMO	103.549.391
Remuneraciones	86.156.901
Sueldos, salarios y otras retribuciones	31.223.679
Beneficios y complementos de sueldos y salarios	30.619.344
Aportes patronales	4.474.645
Prestaciones sociales y otras indemnizaciones	11.938.715
Asistencia socioeconómica	6.606.452
Otros gastos de personal	1.294.066
Compra de bienes y servicios	17.392.490
Bienes de consumo	8.870.000
Servicios no personales	8.522.490
TRANSFERENCIAS Y DONACIONES CORRIENTES	35.510.356
Al sector privado	35.510.356
Transferencias corrientes al sector privado	35.510.356
Directas a personas	35.510.356
Pensiones y otros beneficios asociados	3.828.392
Jubilaciones y otros beneficios asociados	30.428.964
Otras transferencias directas a personas	1.253.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**7.738.946**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**7.738.946**
RECURSOS PROPIOS DE CAPITAL	7.738.946
Ahorro en Cuenta Corriente	7.738.946
2.2 GASTOS DE CAPITAL	**7.026.380**
INVERSIÓN REAL DIRECTA	5.926.890
Formación bruta de capital fijo	5.926.890
Maquinaria, equipos y otros bienes muebles	5.926.890
TRANSFERENCIAS Y DONACIONES DE CAPITAL	1.099.490
Al sector público	1.099.490
Transferencias de capital al sector público	1.099.490
A los entes descentralizados sin fines empresariales	1.099.490
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**712.566**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**748.566**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	36.000
Disminución de otros activos financieros	36.000
Disminución de disponibilidades	36.000
Disminución de Bancos	36.000
SUPERÁVIT FINANCIERO	712.566
3.2 APLICACIONES FINANCIERAS	**748.566**
DISMINUCIÓN DE PASIVOS	748.566
Disminución de cuentas y efectos por pagar	748.566
Disminución de cuentas y efectos por pagar a corto plazo	748.566
Disminución de sueldos, salarios y otras remuneraciones por pagar	216.755
Disminución de aportes patronales y retenciones laborales por pagar	531.811
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	531.811

A0030

Instituto Universitario de Tecnología Agroindustrial Región Los Andes

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA AGROINDUSTRIAL REGIÓN LOS ANDES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Universitario de Tecnología Agroindustrial Región Los Andes, es un ente público con sólidos principios, valores éticos y morales, orientado a la docencia, investigación, extensión y producción. Formador de Profesionales Universitarios proactivos, de excelente calidad técnica y humana. Contribuyendo con su recurso humano al desarrollo armónico del país, en concordancia con los avances científicos, tecnológicos y sociales.

Su visión es, ser un Instituto Universitario de reconocido prestigio académico en constante innovación, vinculado al desarrollo integral del país. Teniendo como Norte la calidad humana y técnica de su personal y egresados.

Valores Institucionales:

- Integridad: Apego estricto a la honestidad y a la ética como normas de conducta personal y profesional, manifestada en todas las acciones.
- Lealtad: Solidaridad con la Institución, con los compañeros de trabajo y estudiantes, demostrada a través de una actitud de apoyo y respeto mutuo.
- Excelencia: El logro del más alto grado de calidad y profesionalismo, estimulando la creatividad, la innovación, la iniciativa y espíritu de progreso; asegurando el mejoramiento continuo de la comunidad Agroindustrial.
- Disciplina: Expresada en el cumplimiento de los deberes, normas y reglas establecidas por la Institución en forma metódica, así como el respeto a los compromisos adquiridos. Orientando las ideas y acciones en forma organizada y estructurada para contribuir al logro de la excelencia.
- Respeto: A la dignidad de las personas, manifestándose en el trato cordial, respeto a las ideas y opiniones, la cooperación y el desarrollo potencial de los miembros de la comunidad Agroindustrial.
- Responsabilidad: Reflejada por sus trabajadores al cumplir eficientemente su labor, con actitudes y acciones que lo califiquen como ser humano ejemplar, un buen ciudadano y excelente profesional, teniendo como objetivo primordial el desarrollo y mejoramiento continuo de la Institución a través del trabajo en equipo, con mística, respeto, disciplina, constancia, honestidad y con alto sentido de pertenencia institucional.
- Pertinencia: Planteamiento de respuestas oportunas y adecuadas a las necesidades detectadas en nuestra Institución y su entorno.
- Mística: Dedicación al trabajo con empeño y vocación de servicio, demostrada por todos sus trabajadores.
- Calidad: De servicio como una constante a los estudiantes, profesores, empleados, obreros y a la comunidad regional y nacional.
- Equidad: Justicia en todas las acciones, atribuyendo a cada uno de los miembros de la comunidad Agroindustrial, todo a lo que tiene derecho.
- Honestidad: Transparencia en la gestión, en los actos académicos, administrativos y en las acciones de todos sus trabajadores.
- Pluralidad: Aceptación y respeto a la diversidad de opiniones y tendencias de los miembros de su comunidad.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**146.834.089**
INGRESOS CORRIENTES ORDINARIOS	146.834.089
TRANSFERENCIAS CORRIENTES	146.834.089
Transferencias corrientes del sector público	146.834.089
Transferencias corrientes internas recibidas del sector público	146.834.089
De la República	146.834.089
FUENTES DE FINANCIAMIENTO	**8.311.970**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	8.311.970
Disminución de otros activos financieros	8.311.970
Disminución de disponibilidades	8.311.970
Disminución de Bancos	8.311.970
TOTAL RECURSOS	**155.146.059**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**150.526.059**
GASTOS DE CONSUMO	114.137.386
Remuneraciones	103.283.937
Sueldos, salarios y otras retribuciones	34.823.235
Beneficios y complementos de sueldos y salarios	27.251.969
Aportes patronales	6.927.379
Prestaciones sociales y otras indemnizaciones	23.466.803
Asistencia socioeconómica	10.774.551
Otros gastos de personal	40.000
Compra de bienes y servicios	10.853.449
Bienes de consumo	2.348.409
Servicios no personales	8.505.040
TRANSFERENCIAS Y DONACIONES CORRIENTES	36.388.673
Al sector privado	36.388.673
Transferencias corrientes al sector privado	35.287.417
Directas a personas	35.287.417
Pensiones y otros beneficios asociados	2.415.223
Jubilaciones y otros beneficios asociados	27.388.839
Otras transferencias directas a personas	5.483.355
Donaciones corrientes al sector privado	1.101.256
Donaciones a instituciones sin fines de lucro	1.101.256
GASTOS DE CAPITAL	**1.420.000**
INVERSIÓN REAL DIRECTA	1.420.000
Formación bruta de capital fijo	1.420.000
Edificios e instalaciones	200.000
Maquinaria, equipos y otros bienes muebles	1.220.000
APLICACIONES FINANCIERAS	**3.200.000**
DISMINUCIÓN DE PASIVOS	3.200.000
Disminución de cuentas y efectos por pagar	3.200.000
Disminución de cuentas y efectos por pagar a corto plazo	3.089.725
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.420.862
Disminución de aportes patronales y retenciones laborales por pagar	1.513.129

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	432.569
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	277.320
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	57.308
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	76.874
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	92.714
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	576.344
Disminución cuentas por pagar a proveedores a corto plazo	155.734
Disminución de otras cuentas y efectos por pagar	110.275
Disminución de otras cuentas por pagar a corto plazo	110.275
TOTAL GASTOS	**155.146.059**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114073	Programas Nacionales de Formación	Matrícula			8.965	240.700	42.625.346			42.866.046
114074	Formación en Carreras	Matrícula			489	33.880	4.198.508			4.232.388
114135	Formación de Postgrado o Estudios Avanzados	Matrícula			200	1.600				1.600
114146	Investigación, Innovación y Gestión del Conocimiento	Proyecto			3	24.700				24.700
114152	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	8.000	7.000	15.000	490.109				490.109
114184	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio			9.254	146.190	10.942.296			11.088.486
114310	Intercambio y Gestión del Conocimiento con la Sociedad	Actividad			5	463.430				463.430
114442	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			332.000	748.150	25.966.937			26.715.087
114474	Territorialización y Municipalización de la Educación Universitaria	Plan			2	27.150				27.150
	TOTAL					**2.175.909**	**83.733.087**			**85.908.996**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		30.005.146			30.005.146
02	Gestión Administrativa	6.136.061	1.746.839			7.882.900
03	Previsión y Protección Social		31.349.017			31.349.017
	TOTAL	**6.136.061**	**63.101.002**			**69.237.063**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**212**	**172**		**384**	**10.929.097**	**110.856**	**11.039.953**
Alto Nivel y de Dirección	8	7		15	724.308		724.308
Profesional y Técnico	78	26		104	2.716.820	47.246	2.764.066
Personal Administrativo	45	1		46	983.206	63.610	1.046.816
Personal Docente	37	42		79	3.243.384		3.243.384
Obrero	44	96		140	3.261.379		3.261.379
Personal Fijo a Tiempo Parcial	**2**	**12**		**14**	**269.460**		**269.460**
Personal Docente	2	12		14	269.460		269.460
Personal Contratado		**220**	**289**	**509**	**12.913.502**		**12.913.502**
Directivo		1		1	40.020		40.020
Profesional y Técnico		41	28	69	1.832.022		1.832.022
Personal Administrativo		36	12	48	998.904		998.904
Personal Docente		125	166	291	8.038.212		8.038.212
Obrero		17	83	100	2.004.344		2.004.344
TOTAL	**214**	**404**	**289**	**907**	**24.112.059**	**110.856**	**24.222.915**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**45**	**8**	**53**	**2.415.223**
Obreros	6	2	8	437.572
Empleados	8		8	336.162
Docentes	31	6	37	1.641.489
Jubilados	**68**	**184**	**252**	**27.388.839**
Obreros	13	39	52	4.581.846
Docentes	55	145	200	22.806.993
TOTAL	**113**	**192**	**305**	**29.804.062**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	103.283.937
4.02	Materiales, suministros y mercancías	2.348.409
4.03	Servicios no personales	8.505.040
4.04	Activos reales	1.420.000
4.07	Transferencias y donaciones	36.388.673
4.11	Disminución de pasivos	3.200.000
	TOTAL	**155.146.059**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**146.834.089**
INGRESOS CORRIENTES ORDINARIOS	146.834.089
TRANSFERENCIAS CORRIENTES	146.834.089
Transferencias corrientes del sector público	146.834.089
Transferencias corrientes internas recibidas del sector público	146.834.089
De la República	146.834.089
Recursos Ordinarios	117.467.271
Gestión Fiscal	29.366.818
1.2 GASTOS CORRIENTES	**150.526.059**
GASTOS DE CONSUMO	114.137.386
Remuneraciones	103.283.937
Sueldos, salarios y otras retribuciones	34.823.235
Beneficios y complementos de sueldos y salarios	27.251.969
Aportes patronales	6.927.379
Prestaciones sociales y otras indemnizaciones	23.466.803
Asistencia socioeconómica	10.774.551
Otros gastos de personal	40.000
Compra de bienes y servicios	10.853.449
Bienes de consumo	2.348.409
Servicios no personales	8.505.040
TRANSFERENCIAS Y DONACIONES CORRIENTES	36.388.673
Al sector privado	36.388.673
Transferencias corrientes al sector privado	35.287.417
Directas a personas	35.287.417
Pensiones y otros beneficios asociados	2.415.223
Jubilaciones y otros beneficios asociados	27.388.839
Otras transferencias directas a personas	5.483.355
Donaciones corrientes al sector privado	1.101.256
Donaciones a instituciones sin fines de lucro	1.101.256
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(3.691.970)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(3.691.970)**
RECURSOS PROPIOS DE CAPITAL	(3.691.970)
Desahorro en Cuenta Corriente	(3.691.970)
2.2 GASTOS DE CAPITAL	**1.420.000**
INVERSIÓN REAL DIRECTA	1.420.000
Formación bruta de capital fijo	1.420.000
Edificios e instalaciones	200.000
Maquinaria, equipos y otros bienes muebles	1.220.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(5.111.970)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**8.311.970**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	8.311.970
Disminución de otros activos financieros	8.311.970
Disminución de disponibilidades	8.311.970
Disminución de Bancos	8.311.970
3.2 APLICACIONES FINANCIERAS	**8.311.970**
DISMINUCIÓN DE PASIVOS	3.200.000
Disminución de cuentas y efectos por pagar	3.200.000
Disminución de cuentas y efectos por pagar a corto plazo	3.089.725
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.420.862
Disminución de aportes patronales y retenciones laborales por pagar	1.513.129
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	432.569
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	277.320
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	57.308
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	76.874

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	92.714
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	576.344
Disminución cuentas por pagar a proveedores a corto plazo	155.734
Disminución de otras cuentas y efectos por pagar	110.275
Disminución de otras cuentas por pagar a corto plazo	110.275
DÉFICIT FINANCIERO	5.111.970

A0032

Instituto Universitario de Tecnología de los Llanos

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE LOS LLANOS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Universitario de Tecnología de Los Llanos, es una institución educativa fundamentada en los más sólidos principios de ética, justicia y libertad que promueve la formación de profesionales con una alta calificación académica, capacitados para participar en el desarrollo económico, social y cultural de esta región central del país, a través de los diversos proyectos previstos por ejecutar.

La Institución ha elaborado la política presupuestaria del año 2012, en correspondencia con los lineamientos emanados de la Dirección de Presupuesto del Ministerio de Poder Popular para la Educación Universitaria. Nuestra misión, ahora es transformarnos a Universidad Politécnica Territorial y formar Ingenieros en Agroalimentación e Informática y Licenciados en Administración, distribuida en las 3 sedes ubicadas en las ciudades de Valle de la Pascua, Calabozo y Altagracia de Orituco.

Desde esta perspectiva, el desarrollo del Instituto Universitario y su entorno se fundamenta en una misión y visión de futuro permitiéndole alcanzar los objetivos donde interactúen todos sus miembros, en un clima organizacional con elevados valores éticos y morales, generando conocimientos, metodologías y tecnologías en un ambiente caracterizado por la excelencia, efectividad, liderazgo y compromiso con la sociedad.

OBJETIVOS ESTRATÉGICOS

- Establecer en la institución nuevas formas organizativas que expresen el modelo democrático, participativo que garantice la calidad de gestión.

- Promover un programa permanente de conservación y mantenimiento preventivo de las instalaciones y/o dotación de bienes y/o insumos, que garantice la formación de nuestros profesionales.

- Garantizar la dotación y conservación de los bienes nacionales institucionales a docentes y estudiantes para el proceso de enseñanza-aprendizaje.

- Establecer sistemas administrativos y académicos eficientes, eficaces y transparentes con mira a optimizar la calidad de gestión de la institución.

- Formar técnicos superiores universitarios en las especialidades agroalimentarias, en informática y administración de empresas.

- Mantener un constante proceso de actualización de los sistemas curriculares y pedagógicos de las diferentes especialidades.

- Promover programas para mejorar el desempeño y la calidad de vida estudiantil.

- Diseñar programas de extensión, dirigidos a coadyuvar en la formación de una ciudadanía de la comunidad universitaria y que mantengan estrechos nexos con el entorno social y vecinal.

- Mantener vínculos con centros de educación, espacios culturales y centros de investigación.

- Producir alimentos de calidad para la comunidad.

- Instruir en el Instituto Universitario de Tecnología de Los Llanos las conductas de excelencias en los diversos ámbitos del quehacer universitario.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**97.820.289**
INGRESOS CORRIENTES ORDINARIOS	97.820.289
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	150.000
Venta de otros bienes y servicios	150.000
TRANSFERENCIAS CORRIENTES	97.670.289
Transferencias corrientes del sector público	97.670.289
Transferencias corrientes internas recibidas del sector público	97.670.289
De la República	97.670.289
TOTAL RECURSOS	**97.820.289**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**95.966.598**
GASTOS DE CONSUMO	73.304.850
Remuneraciones	64.114.518
Sueldos, salarios y otras retribuciones	20.261.367
Beneficios y complementos de sueldos y salarios	23.316.639
Aportes patronales	4.161.252
Prestaciones sociales y otras indemnizaciones	4.463.762
Asistencia socioeconómica	11.888.293
Otros gastos de personal	23.205
Compra de bienes y servicios	9.190.332
Bienes de consumo	3.238.745
Servicios no personales	5.951.587
TRANSFERENCIAS Y DONACIONES CORRIENTES	22.661.748
Al sector privado	22.661.748
Transferencias corrientes al sector privado	22.661.748
Directas a personas	22.661.748
Pensiones y otros beneficios asociados	1.700.958
Jubilaciones y otros beneficios asociados	17.851.976
Otras transferencias directas a personas	3.108.814
GASTOS DE CAPITAL	**308.000**
INVERSIÓN REAL DIRECTA	308.000
Formación bruta de capital Fijo	308.000
Edificios e instalaciones	308.000
APLICACIONES FINANCIERAS	**1.545.691**
DISMINUCIÓN DE PASIVOS	1.545.691
Disminución de cuentas y efectos por pagar	1.545.691
Disminución de cuentas y efectos por pagar a corto plazo	1.545.691
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.545.691
TOTAL GASTOS	**97.820.289**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114456	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	5.611	4.771	10.382	150.000	280.000			430.000
114502	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio			12		7.678.000			7.678.000
114590	Territorialización y Municipalización de la Educación Universitaria	Plan			5		49.000			49.000
114620	Programas Nacionales de Formación	Matricula	5.451	4.572	1.023		26.100.630			26.100.630
114720	Investigación, Innovación y Gestión de Conocimiento	Investigación			1		11.000			11.000
114899	Intercambio y Gestion del Conocimiento con la Sociedad	Comunidad de Conocimiento			30		136.000			136.000
114992	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			6.400		15.639.795			15.639.795
TOTAL						150.000	49.894.425			50.044.425

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		23.876.093			23.876.093
02	Gestión Administrativa		4.346.837			4.346.837
03	Previsión y Protección Social		19.552.934			19.552.934
TOTAL			47.775.864			47.775.864

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**119**	**117**		**236**	**6.188.652**		**6.188.652**
Profesional y Técnico	43	23		66	1.679.208		1.679.208
Personal Administrativo	45	14		59	1.219.692		1.219.692
Personal Docente	12	9		21	1.245.684		1.245.684
Personal Médico	4	2		6	107.052		107.052
Obrero	15	69		84	1.937.016		1.937.016
Personal Contratado	**247**	**254**		**501**	**13.891.260**		**13.891.260**
Directivo		1		1	70.968		70.968
Profesional y Técnico	53	30		83	2.014.884		2.014.884
Personal Administrativo	9	4		13	267.384		267.384
Personal Docente	167	169		336	10.061.316		10.061.316
Personal Médico	12	6		18	373.908		373.908
Obrero	6	44		50	1.102.800		1.102.800
TOTAL	**366**	**371**		**737**	**20.079.912**		**20.079.912**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**20**	**14**	**34**	**1.700.958**
Obreros	4	3	7	305.169
Empleados	2	5	7	329.097
Docentes	14	6	20	1.066.692
Jubilados	**38**	**136**	**174**	**17.851.976**
Obreros	12	67	79	5.095.989
Docentes	26	69	95	12.755.987
TOTAL	**58**	**150**	**208**	**19.552.934**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	64.114.518
4.02	Materiales, suministros y mercancías	3.238.745
4.03	Servicios no personales	5.951.587
4.04	Activos reales	308.000
4.07	Transferencias y donaciones	22.661.748
4.11	Disminución de pasivos	1.545.691
	TOTAL	**97.820.289**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**97.820.289**
INGRESOS CORRIENTES ORDINARIOS	97.820.289
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	150.000
Venta de otros bienes y servicios	150.000
TRANSFERENCIAS CORRIENTES	97.670.289
Transferencias corrientes del sector público	97.670.289
Transferencias corrientes internas recibidas del sector público	97.670.289
De la República	97.670.289
Recursos Ordinarios	78.136.231
Gestión Fiscal	19.534.058
1.2 GASTOS CORRIENTES	**95.966.598**
GASTOS DE CONSUMO	73.304.850
Remuneraciones	64.114.518
Sueldos, salarios y otras retribuciones	20.261.367
Beneficios y complementos de sueldos y salarios	23.316.639
Aportes patronales	4.161.252
Prestaciones sociales y otras indemnizaciones	4.463.762
Asistencia socioeconómica	11.888.293
Otros gastos de personal	23.205
Compra de bienes y servicios	9.190.332
Bienes de consumo	3.238.745
Servicios no personales	5.951.587
TRANSFERENCIAS Y DONACIONES CORRIENTES	22.661.748
Al sector privado	22.661.748
Transferencias corrientes al sector privado	22.661.748
Directas a personas	22.661.748
Pensiones y otros beneficios asociados	1.700.958
Jubilaciones y otros beneficios asociados	17.851.976
Otras transferencias directas a personas	3.108.814
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.853.691**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.853.691**
RECURSOS PROPIOS DE CAPITAL	1.853.691
Ahorro en Cuenta Corriente	1.853.691
2.2 GASTOS DE CAPITAL	**308.000**
INVERSIÓN REAL DIRECTA	308.000
Formación bruta de capital Fijo	308.000
Edificios e instalaciones	308.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**1.545.691**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.545.691**
SUPERÁVIT FINANCIERO	1.545.691
3.2 APLICACIONES FINANCIERAS	**1.545.691**
DISMINUCIÓN DE PASIVOS	1.545.691
Disminución de cuentas y efectos por pagar	1.545.691
Disminución de cuentas y efectos por pagar a corto plazo	1.545.691
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.545.691

A0033

Instituto Universitario de Tecnología de Maracaibo

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE MARACAIBO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El objetivo fundamental del Instituto Universitario de Tecnología Maracaibo, es la formación de profesionales de alta calidad técnica, científica y tecnológica, capaces de egresar como emprendedores que desarrollen proyectos para generar empleos y no como datos para la estadística de desempleo en el país, comprometidos con la solución de los problemas más apremiantes de su comunidad, a partir de las potencialidades que ofrece nuestro territorio, para tal fin, se aspira atender la cantidad de 11.845 estudiantes de Pregrado distribuidos de la siguiente manera: 2.041 en las Carreras Cortas; 9.804 correspondientes a los Programas Nacionales Formación en Informática, Administración, Agroalimentación, Materiales Industriales, Construcción Civil y Geociencia, así como, 971 estudiantes a nivel de Postgrado en las diferentes carreras y/o especialidades que ofrecemos en la institución, cuyas líneas de investigación tendrán como norte responder a las necesidades del medio social y estudiantes provenientes de los convenios internacionales, como una notable contribución a la estrategia de integración Latinoamericana y Caribeña promovida por el Ejecutivo Nacional y 2.100 estudiantes de la Misión Sucre, a los cuales apoyaremos desde el punto de vista logístico (comedor y transporte) e infraestructura (aulas, laboratorios y otros espacios).

Entre la cobertura de los servicios a prestar debemos mencionar:

La asistencia integral al estudiante, como una forma importante de apoyar y estimular la participación y el desarrollo de la población estudiantil, planteada como una estrategia política de solidaridad y responsabilidad, promoviendo la inclusión social que nos permita combatir la deserción estudiantil a través de servicios importantes, tales como: comedor, transporte, becas y servicios socioeconómicos, especialmente, dirigidos a la comunidad estudiantil con menores recursos económicos. En tal sentido, hemos incrementado 264 becas adicionales para un total de 1.000 becas, servicio de comedor proyectado a la cantidad de 19.150 platos servidos garantizando todo el año fiscal 2012, tanto en la sede Maracaibo, como en las extensiones de Machiques y Sub Región Goajira y el anexo en la Villa del Rosario, al igual que la atención médico odontológica para la población estudiantil y la comunidad.

Se apoyará el mejoramiento de nuestra infraestructura física, plataforma comunicacional e informática, investigación y postgrado, enfocados en la solución de los problemas de la región y el país, e incorporando en las granjas la participación comunitaria, la academia para la transformación desde todos los Programas Nacionales de Formación (PNF) y la producción agrícola y avícola que contribuyan con el mejoramiento de la soberanía y seguridad alimentaria de la región y el país.

Finalmente, nos referimos a la aplicación de recursos destinados a los gastos de personal obrero, docente y administrativo, incrementando sus beneficios sociales y contractuales, bajo la égida de la equidad, justicia y racionalidad, incentivando el mejoramiento de la productividad evitando la exacerbación sindical del pasado; destacando como un logro sin precedentes la regularización del personal que había estado contratado sin disponibilidad presupuestaria, siendo que dicho personal ingresó en principio en el Programa medular de la Misión Alma Mater, para fortalecer la transitoriedad de Instituto a Universidad Politécnica Territorial.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**200.177.057**
INGRESOS CORRIENTES ORDINARIOS	200.177.057
TRANSFERENCIAS CORRIENTES	200.177.057
Transferencias corrientes del sector público	200.177.057
Transferencias corrientes internas recibidas del sector público	200.177.057
De la República	200.177.057
TOTAL RECURSOS	**200.177.057**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**185.917.151**
GASTOS DE CONSUMO	144.175.178
Remuneraciones	116.543.988
Sueldos, salarios y otras retribuciones	36.078.300
Beneficios y complementos de sueldos y salarios	47.091.967
Aportes patronales	6.899.951
Prestaciones sociales y otras indemnizaciones	9.309.288
Asistencia socioeconómica	10.960.482
Otros gastos de personal	6.204.000
Compra de bienes y servicios	27.631.190
Bienes de consumo	9.111.924
Servicios no personales	18.519.266
TRANSFERENCIAS Y DONACIONES CORRIENTES	41.741.973
Al sector privado	41.741.973
Transferencias corrientes al sector privado	41.741.973
Directas a personas	38.736.643
Pensiones y otros beneficios asociados	1.704.120
Jubilaciones y otros beneficios asociados	32.232.523
Otras transferencias directas a personas	4.800.000
Otras transferencias corrientes internas al sector privado	3.005.330
GASTOS DE CAPITAL	**5.703.680**
INVERSIÓN REAL DIRECTA	5.703.680
Formación bruta de capital Fijo	5.703.680
Maquinaria, equipos y otros bienes muebles	5.703.680
APLICACIONES FINANCIERAS	**8.556.226**
DISMINUCIÓN DE PASIVOS	8.556.226
Disminución de cuentas y efectos por pagar	8.556.226
Disminución de cuentas y efectos por pagar a corto plazo	8.556.226
Disminución de sueldos, salarios y otras remuneraciones por pagar	8.556.226
TOTAL GASTOS	**200.177.057**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114045	Programas Nacionales de Formación	Matricula			9.804		36.790.007			36.790.007
114057	Formación de Postgrado	Matricula			1.880		1.272.000			1.272.000
114269	Sistema de Apoyo al Desarrollo Estudiantil	Servicio			11.380		17.162.610			17.162.610
114425	Investigación, Innovación y Gestión del Conocimiento	Proyecto			200		747.000			747.000
114432	Formación en carreras.	Matricula			2.041		14.297.853			14.297.853
114443	Desarrollo y Mantenimiento de la Infraestructura Fisica	Metro Cuadrado			55.000		6.400.480			6.400.480
114557	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	6.025	5.760	11.785		6.021.476			6.021.476
114936	Intercambio y Gestión del conocimiento con la sociedad.	Comunidad			25		2.503.490			2.503.490
115023	Territorialización y Municipalización de la Educación Universitaria.	Plan			2		1.068.000			1.068.000
	TOTAL						**86.262.916**			**86.262.916**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		67.349.632			67.349.632
02	Gestión Administrativa		12.627.866			12.627.866
03	Previsión y Protección Social		33.936.643			33.936.643
	TOTAL		**113.914.141**			**113.914.141**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**251**	**321**	**62**	**634**	**17.470.872**	**271.535**	**17.742.407**
Alto Nivel y de Dirección	7	8		15	576.360	207.744	784.104
Profesional y Técnico	90	53	7	150	3.835.672		3.835.672
Personal Administrativo	40	62	27	129	2.710.416	63.791	2.774.207
Personal Docente	33	46		79	3.424.628		3.424.628
Obrero	81	152	28	261	6.923.796		6.923.796
Personal Contratado	**324**	**345**		**669**	**18.394.380**		**18.394.380**
Profesional y Técnico	70	44		114	453.084		453.084
Personal Administrativo	10	8		18	2.358.636		2.358.636
Personal Docente	220	246		466	13.820.100		13.820.100
Obrero	24	47		71	1.762.560		1.762.560
TOTAL	**575**	**666**	**62**	**1.303**	**35.865.252**	**271.535**	**36.136.787**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**33**	**24**	**57**	**1.704.120**
Obreros	9	6	15	251.672
Docentes	24	18	42	1.452.448
Jubilados	**134**	**305**	**439**	**32.232.523**
Obreros	38	32	70	3.291.551
Docentes	96	273	369	28.940.972
TOTAL	**167**	**329**	**496**	**33.936.643**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	116.543.988
4.02	Materiales, suministros y mercancías	9.111.924
4.03	Servicios no personales	18.519.266
4.04	Activos reales	5.703.680
4.07	Transferencias y donaciones	41.741.973
4.11	Disminución de pasivos	8.556.226
TOTAL		**200.177.057**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**200.177.057**
INGRESOS CORRIENTES ORDINARIOS	200.177.057
TRANSFERENCIAS CORRIENTES	200.177.057
Transferencias corrientes del sector público	200.177.057
Transferencias corrientes internas recibidas del sector público	200.177.057
De la República	200.177.057
Recursos Ordinarios	160.141.646
Gestión Fiscal	40.035.411
1.2 GASTOS CORRIENTES	**185.917.151**
GASTOS DE CONSUMO	144.175.178
Remuneraciones	116.543.988
Sueldos, salarios y otras retribuciones	36.078.300
Beneficios y complementos de sueldos y salarios	47.091.967
Aportes patronales	6.899.951
Prestaciones sociales y otras indemnizaciones	9.309.288
Asistencia socioeconómica	10.960.482
Otros gastos de personal	6.204.000
Compra de bienes y servicios	27.631.190
Bienes de consumo	9.111.924
Servicios no personales	18.519.266
TRANSFERENCIAS Y DONACIONES CORRIENTES	41.741.973
Al sector privado	41.741.973
Transferencias corrientes al sector privado	41.741.973
Directas a personas	38.736.643
Pensiones y otros beneficios asociados	1.704.120
Jubilaciones y otros beneficios asociados	32.232.523
Otras transferencias directas a personas	4.800.000
Otras transferencias corrientes internas al sector privado	3.005.330
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**14.259.906**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**14.259.906**
RECURSOS PROPIOS DE CAPITAL	14.259.906
Ahorro en Cuenta Corriente	14.259.906
2.2 GASTOS DE CAPITAL	**5.703.680**
INVERSIÓN REAL DIRECTA	5.703.680
Formación bruta de capital Fijo	5.703.680
Maquinaria, equipos y otros bienes muebles	5.703.680
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**8.556.226**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**8.556.226**
SUPERÁVIT FINANCIERO	8.556.226
3.2 APLICACIONES FINANCIERAS	**8.556.226**
DISMINUCIÓN DE PASIVOS	8.556.226
Disminución de cuentas y efectos por pagar	8.556.226
Disminución de cuentas y efectos por pagar a corto plazo	8.556.226
Disminución de sueldos, salarios y otras remuneraciones por pagar	8.556.226

A0034

Instituto Universitario de Tecnología de Ejido

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE EJIDO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La misión del Instituto, es formar profesionales y ciudadanos integrales aptos para la creación, transferencia y aplicación tecnológica, en concordancia con las necesidades regionales y nacionales, que contribuyan al mejoramiento de la calidad de vida del colectivo.

Tiene como visión ser la institución universitaria comprometida con el logro del desarrollo endógeno, orientada a la excelencia e innovación tecnológica, mediante programas que satisfagan las exigencias de la sociedad.

Entre las carreras que ofrece el Instituto, esta el Programa Nacional de Formación en las Áreas de Agroalimentación, Construcción Civil, Geociencias e Informática y el Técnico Superior Universitario en las áreas de Hotelería, Turismo, Contaduría y Radiología e Imagenología.

Es importante señalar que, la matrícula que se estima atender durante el ejercicio fiscal 2012 es de 8.560 alumnos de pregrado. Asimismo, vale la pena destacar que se recibirán 1.232 nuevos estudiantes a cursar estudios en la Institución.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**94.188.776**
INGRESOS CORRIENTES ORDINARIOS	94.188.776
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	149.950
Venta de otros bienes y servicios	149.950
INGRESOS DE LA PROPIEDAD	249.998
Intereses	249.998
Intereses internos	249.998
Intereses por depósitos	249.998
TRANSFERENCIAS CORRIENTES	93.788.828
Transferencias corrientes del sector público	93.788.828
Transferencias corrientes internas recibidas del sector público	93.788.828
De la República	93.788.828
FUENTES DE FINANCIAMIENTO	**200.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	200.000
Disminución de otros activos financieros	200.000
Disminución de disponibilidades	200.000
Disminución de Bancos	200.000
TOTAL RECURSOS	**94.388.776**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**92.880.828**
GASTOS DE CONSUMO	78.955.159
Remuneraciones	70.689.185
Sueldos, salarios y otras retribuciones	28.507.258
Beneficios y complementos de sueldos y salarios	17.260.540
Aportes patronales	3.802.892
Prestaciones sociales y otras indemnizaciones	10.525.826
Asistencia socioeconómica	7.822.269
Otros gastos de personal	2.770.400
Compra de bienes y servicios	8.265.974
Bienes de consumo	1.316.600
Servicios no personales	6.949.374
TRANSFERENCIAS Y DONACIONES CORRIENTES	13.925.669
Al sector privado	13.222.252
Transferencias corrientes al sector privado	12.722.252
Directas a personas	12.704.192
Pensiones y otros beneficios asociados	261.181
Jubilaciones y otros beneficios asociados	10.671.811
Otras transferencias directas a personas	1.771.200
A instituciones sin fines de lucro	18.060
Donaciones corrientes al sector privado	500.000
Donaciones a personas	500.000
Al sector público	703.417
Transferencias corrientes al sector público	703.417
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	703.417
GASTOS DE CAPITAL	**908.000**
INVERSIÓN REAL DIRECTA	908.000
Formación bruta de capital Fijo	908.000
Maquinaria, equipos y otros bienes muebles	908.000
APLICACIONES FINANCIERAS	**599.948**
DISMINUCIÓN DE PASIVOS	599.948
Disminución de cuentas y efectos por pagar	599.948
Disminución de cuentas y efectos por pagar a corto plazo	599.948

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de sueldos, salarios y otras remuneraciones por pagar	449.948
Disminución de aportes patronales y retenciones laborales por pagar	72.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	15.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	12.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	10.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	15.000
Disminución cuentas por pagar a proveedores a corto plazo	40.000
Disminución cuentas por pagar a contratistas a corto plazo	38.000
TOTAL GASTOS	**94.388.776**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113802	Programas Nacionales de Formación	Matricula			3.400		8.531.394			8.531.394
114515	Formación en Carreras	Matricula			4.400		28.086.398			28.086.398
114830	Formación de Postgrado o Estudios Avanzados	Matricula			1.000		45.000			45.000
114860	Investigación, Innovación y Gestión del Conocimiento	Investigación			50		40.000			40.000
114874	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	5.070	2.730	7.800		280.000			280.000
114968	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio			7.800		6.674.817			6.674.817
115047	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			60		770.000			770.000
115141	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			10.000		11.834.502			11.834.502
115158	Territorialización y Municipalización de la Educación Universitaria	Plan			24		601.894			601.894
TOTAL							56.864.005			56.864.005

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		21.550.233			21.550.233
02	Gestión Administrativa	599.948	4.441.599			5.041.547
03	Previsión y Protección Social		10.932.991			10.932.991
TOTAL		599.948	36.924.823			37.524.771

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**215**	**209**		**424**	**13.811.205**	**54.744**	**13.865.949**
Alto Nivel y de Dirección	3	3		6	370.128		370.128
Profesional y Técnico	35	34		69	1.794.717	45.984	1.840.701
Personal Administrativo	70	9		79	1.635.996	8.760	1.644.756
Personal Docente	66	76		142	7.121.904		7.121.904
Obrero	41	87		128	2.888.460		2.888.460
Personal Fijo a Tiempo Parcial	**3**	**10**		**13**	**209.664**		**209.664**
Personal Docente	3	10		13	209.664		209.664
Personal Contratado	**157**	**133**		**290**	**7.397.580**		**7.397.580**
Profesional y Técnico	5			5	131.640		131.640
Personal Administrativo	28	9		37	761.016		761.016
Personal Docente	124	123		247	6.479.784		6.479.784
Obrero		1		1	25.140		25.140
TOTAL	**375**	**352**		**727**	**21.418.449**	**54.744**	**21.473.193**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**4**	**5**	**9**	**261.181**
Empleados		3	3	70.396
Docentes	4	2	6	190.785
Jubilados	**29**	**57**	**86**	**10.671.811**
Obreros	7	8	15	816.318
Docentes	22	49	71	9.855.493
TOTAL	**33**	**62**	**95**	**10.932.992**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	70.689.185
4.02	Materiales, suministros y mercancías	1.316.600
4.03	Servicios no personales	6.949.374
4.04	Activos reales	908.000
4.07	Transferencias y donaciones	13.925.669
4.11	Disminución de pasivos	599.948
	TOTAL	**94.388.776**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**94.188.776**
INGRESOS CORRIENTES ORDINARIOS	94.188.776
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	149.950
Venta de otros bienes y servicios	149.950
INGRESOS DE LA PROPIEDAD	249.998
Intereses	249.998
Intereses internos	249.998
Intereses por depósitos	249.998
TRANSFERENCIAS CORRIENTES	93.788.828
Transferencias corrientes del sector público	93.788.828
Transferencias corrientes internas recibidas del sector público	93.788.828
De la República	93.788.828
Recursos Ordinarios	75.031.062
Gestión Fiscal	18.757.766
1.2 GASTOS CORRIENTES	**92.880.828**
GASTOS DE CONSUMO	78.955.159
Remuneraciones	70.689.185
Sueldos, salarios y otras retribuciones	28.507.258
Beneficios y complementos de sueldos y salarios	17.260.540
Aportes patronales	3.802.892
Prestaciones sociales y otras indemnizaciones	10.525.826
Asistencia socioeconómica	7.822.269
Otros gastos de personal	2.770.400
Compra de bienes y servicios	8.265.974
Bienes de consumo	1.316.600
Servicios no personales	6.949.374
TRANSFERENCIAS Y DONACIONES CORRIENTES	13.925.669
Al sector privado	13.222.252
Transferencias corrientes al sector privado	12.722.252
Directas a personas	12.704.192
Pensiones y otros beneficios asociados	261.181
Jubilaciones y otros beneficios asociados	10.671.811

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Otras transferencias directas a personas	1.771.200
A instituciones sin fines de lucro	18.060
Donaciones corrientes al sector privado	500.000
Donaciones a personas	500.000
Al sector público	703.417
Transferencias corrientes al sector público	703.417
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	703.417
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.307.948**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.307.948**
RECURSOS PROPIOS DE CAPITAL	1.307.948
Ahorro en Cuenta Corriente	1.307.948
2.2 GASTOS DE CAPITAL	**908.000**
INVERSIÓN REAL DIRECTA	908.000
Formación bruta de capital Fijo	908.000
Maquinaria, equipos y otros bienes muebles	908.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**399.948**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**599.948**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	200.000
Disminución de otros activos financieros	200.000
Disminución de disponibilidades	200.000
Disminución de Bancos	200.000
SUPERÁVIT FINANCIERO	399.948
3.2 APLICACIONES FINANCIERAS	**599.948**
DISMINUCIÓN DE PASIVOS	599.948
Disminución de cuentas y efectos por pagar	599.948
Disminución de cuentas y efectos por pagar a corto plazo	599.948

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de sueldos, salarios y otras remuneraciones por pagar	449.948
Disminución de aportes patronales y retenciones laborales por pagar	72.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	15.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	12.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	10.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	15.000
Disminución cuentas por pagar a proveedores a corto plazo	40.000
Disminución cuentas por pagar a contratistas a corto plazo	38.000

A0035

Instituto Universitario de Tecnología de Yaracuy

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE YARACUY

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Universitario de Tecnología de Yaracuy, tiene la misión de formar profesionales en el área agroalimentaria, específicamente, Técnico Superior Universitario en Agrícola, Pecuaria y Recursos Naturales, enfocados en la agro ecología; en el área agroindustrial como Técnicos Superiores Universitarios en Alimentos, con formación enmarcada en la seguridad agroalimentaria y en el desarrollo sustentable; en el área gerencial, se forman Técnicos Superiores Universitarios en Administración y en el área de la Salud, Técnicos Superiores en Enfermería, la formación de tales profesionales está enmarcada en la solidaridad, crecimiento sostenible, ética y responsabilidad social, garantizando el desarrollo integral del País y de la Región Yaracuyana, contribuyendo con el logro de la soberanía y seguridad agroalimentaria, la ecoseguridad ambiental y el fortalecimiento del área de la salud a través de la prevención y atención primaria, así como, la capacitación para la formulación y ejecución de proyectos comunitarios.

Es política de la Institución, siguiendo los lineamientos y directrices nacionales, el establecimiento de alianzas estratégicas interinstitucionales en pro del desarrollo institucional y comunal; asimismo, se formulan y ejecutan proyectos con pertinencia social, que contribuyen con el desarrollo sostenible y bienestar social de las comunidades, cumpliéndose las directrices y objetivos propuestos en las políticas del Plan de Desarrollo Económico y Social de la Nación 2007-2013 y el Plan de Ciencia y Tecnología.

En este sentido, la investigación institucional como función sustantiva universitaria, surge con el doble objetivo de contribuir con la formación de los talentos humanos y con el avance del conocimiento indispensable para el cumplimiento de los objetivos y metas de los Planes de Desarrollo Económico y Científico del País. Dentro del proceso de transformación y modernización, la investigación avanza hacia una investigación con pertinencia social, con la participación activa de las comunidades, donde el intercambio de saberes conduzca a la producción de conocimientos para el beneficio de la sociedad. Asimismo, con responsabilidad y compromiso social, el IUT Yaracuy coordina la Misión Sucre, en el Estado; atendiendo trece (13) programas académicos, mas trayecto inicial. La Misión Sucre-Yaracuy y las instituciones que acreditan los programas están integrados a las comunidades en los 14 municipios del Estado Yaracuy.

Lo antes expuesto, evidencia el compromiso de nuestra institución en el fortalecimiento de la transformación académica universitaria y la necesidad de disponer de la asignación presupuestaria, que asegure una ejecución sostenible de los proyectos académicos, operativos y funcionales que permita la consolidación de la institución, y el cumplimiento de las políticas nacionales enmarcadas en el engrandecimiento de una Educación Bolivariana Universitaria.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**91.603.580**
INGRESOS CORRIENTES ORDINARIOS	91.603.580
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	20.000
Venta de otros bienes y servicios	20.000
INGRESOS DE LA PROPIEDAD	250.000
Intereses	250.000
Intereses internos	250.000
Intereses por depósitos	250.000
TRANSFERENCIAS CORRIENTES	91.333.580
Transferencias corrientes del sector público	91.333.580
Transferencias corrientes internas recibidas del sector público	91.333.580
De la República	91.333.580
FUENTES DE FINANCIAMIENTO	**500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	500.000
Disminución de otros activos financieros	500.000
Disminución de disponibilidades	500.000
Disminución de Bancos	500.000
TOTAL RECURSOS	**92.103.580**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**91.267.080**
GASTOS DE CONSUMO	65.756.477
Remuneraciones	59.969.209
Sueldos, salarios y otras retribuciones	17.091.258
Beneficios y complementos de sueldos y salarios	20.383.389
Aportes patronales	4.083.572
Prestaciones sociales y otras indemnizaciones	5.938.064
Asistencia socioeconómica	11.942.926
Otros gastos de personal	530.000
Compra de bienes y servicios	5.787.268
Bienes de consumo	2.769.414
Servicios no personales	3.017.854
TRANSFERENCIAS Y DONACIONES CORRIENTES	25.510.603
Al sector privado	24.825.601
Transferencias corrientes al sector privado	24.825.601
Directas a personas	24.825.601
Pensiones y otros beneficios asociados	693.868
Jubilaciones y otros beneficios asociados	20.109.890
Otras transferencias directas a personas	4.021.843
Al sector público	685.002
Transferencias corrientes al sector público	685.002
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	685.002
GASTOS DE CAPITAL	**336.500**
INVERSIÓN REAL DIRECTA	336.500
Formación bruta de capital Fijo	336.500
Maquinaria, equipos y otros bienes muebles	336.500
APLICACIONES FINANCIERAS	**500.000**
DISMINUCIÓN DE PASIVOS	500.000
Disminución de cuentas y efectos por pagar	500.000
Disminución de cuentas y efectos por pagar a corto plazo	500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	500.000
TOTAL GASTOS	**92.103.580**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114687	Programas Nacionales de Formación	Matricula			5.080		10.147.255			10.147.255
115004	Formación de Carreras	Matricula			2.062		16.207.861			16.207.861
115051	Formación de Postgrado o Estudios Avanzados	Usuario	106	100	206		9.100			9.100
115150	Investigación, Innovación y Gestión del Conocimiento	Plan			1		6.550			6.550
115290	Sistema de Recursos para la Formación e Intercambio Académico	Matricula			7.142		154.300			154.300
115309	Sistemas de Apoyo al Desarrollo Estudiantil	Matricula			7.142		5.286.052			5.286.052
115363	Intercambio y Gestión del Conocimiento con la Sociedad	Evento			10		208.100			208.100
115692	Desarrollo y Mantenimiento de Infraestructura física	Metro Cuadrado			8.500		15.661.230			15.661.230
115704	Territorialización y Municipalización de la Educación Universitaria	Plan			2		1.950			1.950
	TOTAL						47.682.398			47.682.398

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		19.431.956			19.431.956
02	Gestión Administrativa	770.000	3.415.468			4.185.468
03	Previsión y Protección Social		20.803.758			20.803.758
	TOTAL	770.000	43.651.182			44.421.182

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**152**	**121**		**273**	**7.624.812**	**24.528**	**7.649.340**
Alto Nivel y de Dirección		1		1	48.180		48.180
Directivo		2		2	85.296		85.296
Profesional y Técnico	54	35		89	2.412.372	22.776	2.435.148
Personal Administrativo	45	2		47	1.176.108	1.752	1.177.860
Personal Docente	21	21		42	1.725.720		1.725.720
Obrero	32	60		92	2.177.136		2.177.136
Personal Contratado	**207**	**130**		**337**	**9.466.446**		**9.466.446**
Personal Administrativo	26	8		34	705.162		705.162
Personal Docente	175	114		289	8.445.408		8.445.408
Obrero	6	8		14	315.876		315.876
TOTAL	**359**	**251**		**610**	**17.091.258**	**24.528**	**17.115.786**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**16**	**6**	**22**	**693.868**
Obreros	6	3	9	458.566
Empleados		2	2	72.328
Docentes	10	1	11	162.974
Jubilados	**85**	**117**	**202**	**20.109.890**
Obreros	35	40	75	6.697.303
Docentes	50	77	127	13.412.587
TOTAL	**101**	**123**	**224**	**20.803.758**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	59.969.209
4.02	Materiales, suministros y mercancías	2.769.414
4.03	Servicios no personales	3.017.854
4.04	Activos reales	336.500
4.07	Transferencias y donaciones	25.510.603
4.11	Disminución de pasivos	500.000
	TOTAL	**92.103.580**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**91.603.580**
INGRESOS CORRIENTES ORDINARIOS	91.603.580
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	20.000
Venta de otros bienes y servicios	20.000
INGRESOS DE LA PROPIEDAD	250.000
Intereses	250.000
Intereses internos	250.000
Intereses por depósitos	250.000
TRANSFERENCIAS CORRIENTES	91.333.580
Transferencias corrientes del sector público	91.333.580
Transferencias corrientes internas recibidas del sector público	91.333.580
De la República	91.333.580
Recursos Ordinarios	73.066.864
Gestión Fiscal	18.266.716
1.2 GASTOS CORRIENTES	**91.267.080**
GASTOS DE CONSUMO	65.756.477
Remuneraciones	59.969.209
Sueldos, salarios y otras retribuciones	17.091.258
Beneficios y complementos de sueldos y salarios	20.383.389
Aportes patronales	4.083.572
Prestaciones sociales y otras indemnizaciones	5.938.064
Asistencia socioeconómica	11.942.926
Otros gastos de personal	530.000
Compra de bienes y servicios	5.787.268
Bienes de consumo	2.769.414
Servicios no personales	3.017.854
TRANSFERENCIAS Y DONACIONES CORRIENTES	25.510.603
Al sector privado	24.825.601
Transferencias corrientes al sector privado	24.825.601
Directas a personas	24.825.601
Pensiones y otros beneficios asociados	693.868

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Jubilaciones y otros beneficios asociados	20.109.890
Otras transferencias directas a personas	4.021.843
Al sector público	685.002
Transferencias corrientes al sector público	685.002
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	685.002
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**336.500**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**336.500**
RECURSOS PROPIOS DE CAPITAL	336.500
Ahorro en Cuenta Corriente	336.500
2.2 GASTOS DE CAPITAL	**336.500**
INVERSIÓN REAL DIRECTA	336.500
Formación bruta de capital Fijo	336.500
Maquinaria, equipos y otros bienes muebles	336.500
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	500.000
Disminución de otros activos financieros	500.000
Disminución de disponibilidades	500.000
Disminución de Bancos	500.000
3.2 APLICACIONES FINANCIERAS	**500.000**
DISMINUCIÓN DE PASIVOS	500.000
Disminución de cuentas y efectos por pagar	500.000
Disminución de cuentas y efectos por pagar a corto plazo	500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	500.000

A0036

Instituto Universitario de Tecnología de Puerto Cabello

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE PUERTO CABELLO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Universitario de Tecnología Puerto Cabello, fue creado en el año 1977, para cumplir con la formación de Técnico Superior Universitario en las unidades curriculares de: Mecánica Industrial, Metalurgia y Mecánica Térmica, hace menos de ocho (08) años, se fueron insertando las unidades curriculares de Mecánica Automotriz y mas recientemente con la nueva Extensión de la Costa Oriental del Estado Falcón, en la Sede Chichiriviche, se dictan las unidades curriculares de: Gestión Hotelera, Turística y Mecánica, con un nuevo diseño curricular enmarcado dentro de la Nación que está naciendo.

A partir del año 2007, el Instituto tiene como visión cumplir los requisitos necesarios de la Misión Alma Mater, para transformarse mediante decreto presidencial, en Universidad Politécnica, dedicada al desarrollo y divulgación del conocimiento en las áreas de ciencia, tecnología y a la comprensión del hombre en sus dimensiones histórico social, así como también, una imagen que propicia la transformación institucional para proyectarse como una organización de prestigio académico y con la participación y beneficio de su comunidad y su entorno.

Encaminados a lo antes expuesto, desde el año 2008, la Institución está autorizada a dictar las carreras de: Ingeniería Mecánica, Ingeniería de Materiales e Ingeniería de Mantenimiento, aumentando su matrícula estudiantil de manera considerable en los últimos años.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**95.548.854**
INGRESOS CORRIENTES ORDINARIOS	95.548.854
INGRESOS DE LA PROPIEDAD	100.000
Intereses	100.000
Intereses internos	100.000
Intereses por depósitos	100.000
TRANSFERENCIAS CORRIENTES	95.448.854
Transferencias corrientes del sector público	95.448.854
Transferencias corrientes internas recibidas del sector público	95.448.854
De la República	95.448.854
FUENTES DE FINANCIAMIENTO	**150.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	150.000
Disminución de otros activos financieros	150.000
Disminución de disponibilidades	150.000
Disminución de Bancos	150.000
TOTAL RECURSOS	**95.698.854**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**94.476.729**
GASTOS DE CONSUMO	79.224.004
Remuneraciones	71.368.856
Sueldos, salarios y otras retribuciones	21.016.415
Beneficios y complementos de sueldos y salarios	28.130.515
Aportes patronales	3.967.676
Prestaciones sociales y otras indemnizaciones	9.452.937
Asistencia socioeconómica	8.746.813
Otros gastos de personal	54.500
Compra de bienes y servicios	7.855.148
Bienes de consumo	1.461.997
Servicios no personales	6.393.151
TRANSFERENCIAS Y DONACIONES CORRIENTES	15.252.725
Al sector privado	14.536.859
Transferencias corrientes al sector privado	14.296.859
Directas a personas	14.296.859
Pensiones y otros beneficios asociados	639.655
Jubilaciones y otros beneficios asociados	11.437.204
Otras transferencias directas a personas	2.220.000
Donaciones corrientes al sector privado	240.000
Donaciones a personas	240.000
Al sector público	715.866
Transferencias corrientes al sector público	715.866
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	715.866
GASTOS DE CAPITAL	**1.072.125**
INVERSIÓN REAL DIRECTA	1.072.125
Formación bruta de capital Fijo	1.072.125
Maquinaria, equipos y otros bienes muebles	1.072.125
APLICACIONES FINANCIERAS	**150.000**
DISMINUCIÓN DE PASIVOS	150.000
Disminución de cuentas y efectos por pagar	150.000
Disminución de cuentas y efectos por pagar a corto plazo	150.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	50.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar	70.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	10.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	10.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	10.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	10.000
Disminución cuentas por pagar a proveedores a corto plazo	30.000
TOTAL GASTOS	**95.698.854**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114114	Programas nacionales de formación	Matricula			4.000		22.548.663			22.548.663
114204	Formación en carreras cortas.	Matricula			516		12.615.030			12.615.030
114256	Formación de postgrado o estudios avanzados.	Matricula			35		21.200			21.200
114339	Investigación, innovación y gestión del conocimiento.	Investigación			6		203.155			203.155
114344	Sistema de recursos para la Formación e intercambio académico.	Usuario	250	2.950	3.200		47.795			47.795
114347	Sistema de apoyo al desarrollo estudiantil.	Matricula			3.200		5.325.050			5.325.050
114355	Intercambio y gestión del conocimiento con la sociedad.	Comunidad			5		287.920			287.920
114357	Desarrollo y mantenimiento de la infraestructura física.	Metro Cuadrado			40.000		14.793.076			14.793.076
114398	Territorialización y municipalización de la educación Universitaria	Plan			2		30.740			30.740
TOTAL							**55.872.629**			**55.872.629**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		21.966.527			21.966.527
02	Gestión Administrativa	250.000	5.532.839			5.782.839
03	Previsión y Protección Social		12.076.859			12.076.859
TOTAL		**250.000**	**39.576.225**			**39.826.225**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**143**	**125**		**268**	**10.064.829**		**10.064.829**
Directivo	1	1		2	128.976		128.976
Personal Administrativo	61	26		87	2.101.512		2.101.512
Personal Docente	42	65		107	6.084.840		6.084.840
Obrero	39	33		72	1.749.501		1.749.501
Personal Fijo a Tiempo Parcial	**4**	**5**		**9**	**257.748**		**257.748**
Personal Docente	4	5		9	257.748		257.748
Personal Contratado	**158**	**222**		**380**	**10.718.981**		**10.718.981**
Directivo		1		1	48.180		48.180
Personal Administrativo	68	47		115	2.767.308		2.767.308
Personal Docente	72	144		216	6.755.736		6.755.736
Obrero	18	30		48	1.147.757		1.147.757
TOTAL	**305**	**352**		**657**	**21.041.558**		**21.041.558**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**11**	**23**	**34**	**639.655**
Obreros	2	2	4	139.422
Empleados	7	9	16	275.981
Docentes	2	12	14	224.252
Jubilados	**32**	**81**	**113**	**11.471.783**
Obreros	19	23	42	1.941.833
Docentes	13	58	71	9.529.950
TOTAL	**43**	**104**	**147**	**12.111.438**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	71.368.856
4.02	Materiales, suministros y mercancías	1.461.997
4.03	Servicios no personales	6.393.151
4.04	Activos reales	1.072.125
4.07	Transferencias y donaciones	15.252.725
4.11	Disminución de pasivos	150.000
	TOTAL	**95.698.854**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**95.548.854**
INGRESOS CORRIENTES ORDINARIOS	95.548.854
INGRESOS DE LA PROPIEDAD	100.000
Intereses	100.000
Intereses internos	100.000
Intereses por depósitos	100.000
TRANSFERENCIAS CORRIENTES	95.448.854
Transferencias corrientes del sector público	95.448.854
Transferencias corrientes internas recibidas del sector público	95.448.854
De la República	95.448.854
Recursos Ordinarios	76.359.083
Gestión Fiscal	19.089.771
1.2 GASTOS CORRIENTES	**94.476.729**
GASTOS DE CONSUMO	79.224.004
Remuneraciones	71.368.856
Sueldos, salarios y otras retribuciones	21.016.415
Beneficios y complementos de sueldos y salarios	28.130.515
Aportes patronales	3.967.676
Prestaciones sociales y otras indemnizaciones	9.452.937
Asistencia socioeconómica	8.746.813
Otros gastos de personal	54.500
Compra de bienes y servicios	7.855.148
Bienes de consumo	1.461.997
Servicios no personales	6.393.151
TRANSFERENCIAS Y DONACIONES CORRIENTES	15.252.725
Al sector privado	14.536.859
Transferencias corrientes al sector privado	14.296.859
Directas a personas	14.296.859
Pensiones y otros beneficios asociados	639.655
Jubilaciones y otros beneficios asociados	11.437.204
Otras transferencias directas a personas	2.220.000
Donaciones corrientes al sector privado	240.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Donaciones a personas	240.000
Al sector público	715.866
Transferencias corrientes al sector público	715.866
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	715.866
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.072.125**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.072.125**
RECURSOS PROPIOS DE CAPITAL	1.072.125
Ahorro en Cuenta Corriente	1.072.125
2.2 GASTOS DE CAPITAL	**1.072.125**
INVERSIÓN REAL DIRECTA	1.072.125
Formación bruta de capital Fijo	1.072.125
Maquinaria, equipos y otros bienes muebles	1.072.125
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**150.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	150.000
Disminución de otros activos financieros	150.000
Disminución de disponibilidades	150.000
Disminución de Bancos	150.000
3.2 APLICACIONES FINANCIERAS	**150.000**
DISMINUCIÓN DE PASIVOS	150.000
Disminución de cuentas y efectos por pagar	150.000
Disminución de cuentas y efectos por pagar a corto plazo	150.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	50.000
Disminución de aportes patronales y retenciones laborales por pagar	70.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	10.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (IPASME)	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	10.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	10.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	10.000
Disminución cuentas por pagar a proveedores a corto plazo	30.000

A0038

Instituto Universitario de Tecnología de Valencia

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE VALENCIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Universitario de Tecnología de Valencia, tiene como misión la formación de técnicos superiores en las especialidades de: Química, Electricidad (mención; potencia industrial e instrumentación y control), Polímeros e Informática. Con la finalidad de formar talento humano altamente capacitado, que serán el soporte fundamental en el logro de los procesos industriales de la zona industrial y comercial de la región y de todo el territorio nacional.

La formación de tales técnicos superiores, está enmarcada en las líneas generales del Plan de Desarrollo Económico y Social de la Nación para el Período 2007-2013 y cumpliendo con los objetivos estratégicos, todo ello, atendiendo al principio de participación activa de hombres y mujeres necesarios para impulsar el proceso de cambio que requiere el Estado y alcanzar el bienestar colectivo.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**113.343.956**
INGRESOS CORRIENTES ORDINARIOS	113.343.956
INGRESOS DE LA PROPIEDAD	200.000
Intereses	200.000
Intereses internos	200.000
Intereses por depósitos	200.000
TRANSFERENCIAS CORRIENTES	113.143.956
Transferencias corrientes del sector público	113.143.956
Transferencias corrientes internas recibidas del sector público	113.143.956
De la República	113.143.956
FUENTES DE FINANCIAMIENTO	**3.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.500.000
Disminución de otros activos financieros	3.500.000
Disminución de disponibilidades	3.500.000
Disminución de Bancos	3.500.000
TOTAL RECURSOS	**116.843.956**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**109.011.718**
GASTOS DE CONSUMO	85.250.198
Remuneraciones	58.984.843
Sueldos, salarios y otras retribuciones	22.725.920
Beneficios y complementos de sueldos y salarios	21.538.482
Aportes patronales	2.673.850
Prestaciones sociales y otras indemnizaciones	5.295.757
Asistencia socioeconómica	4.896.834
Otros gastos de personal	1.854.000
Compra de bienes y servicios	26.265.355
Bienes de consumo	5.283.531
Servicios no personales	20.981.824
TRANSFERENCIAS Y DONACIONES CORRIENTES	23.761.520
Al sector privado	23.761.520
Transferencias corrientes al sector privado	23.403.120
Directas a personas	23.403.120
Pensiones y otros beneficios asociados	1.184.619
Jubilaciones y otros beneficios asociados	16.408.921
Otras transferencias directas a personas	5.809.580
Donaciones corrientes al sector privado	358.400
Donaciones a personas	358.400
GASTOS DE CAPITAL	**4.332.238**
INVERSIÓN REAL DIRECTA	4.332.238
Formación bruta de capital Fijo	4.332.238
Maquinaria, equipos y otros bienes muebles	4.032.238
Bienes preexistentes	300.000
APLICACIONES FINANCIERAS	**3.500.000**
DISMINUCIÓN DE PASIVOS	3.500.000
Disminución de cuentas y efectos por pagar	3.500.000
Disminución de cuentas y efectos por pagar a corto plazo	3.500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.685.000
Disminución de aportes patronales y retenciones laborales por pagar	615.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	170.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (IPASME)	90.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	60.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	75.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	60.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	160.000
Disminución cuentas por pagar a proveedores a corto plazo	1.200.000
TOTAL GASTOS	**116.843.956**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113661	Programa nacional de formación	Matricula			15		19.791.753			19.791.753
113662	Formación en carrera	Matricula			15		11.125.041			11.125.041
113668	Formación de post grado Estudios Avanzados	Matricula			4		58.240			58.240
113680	Investigación, innovación y gestión del Conocimiento	Matricula			4		374.115			374.115
113684	Sistema de Recursos para la Formación e Intercambio académico	Usuario	1.306	1.894	3.200		3.800.368			3.800.368
113734	Sistema de apoyo al desarrollo estudiantil	Alumno	1.742	1.458	3.200		19.967.820			19.967.820
113841	Intercambio y gestión del conocimiento con la sociedad	Comunidad científica fortalecida			46		644.000			644.000
113868	Desarrollo y Mantenimiento de Infraestructura física	Metro Cuadrado			54		12.804.174			12.804.174
113886	Territorialización y municipalización de la educación universitaria	Plan			16		702.000			702.000
TOTAL							69.267.511			69.267.511

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		17.620.875			17.620.875
02	Gestión Administrativa	3.700.000	8.577.030			12.277.030
03	Previsión y Protección Social		17.678.540			17.678.540
TOTAL		3.700.000	43.876.445			47.576.445

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**157**	**89**	**3**	**249**	**8.342.076**	**17.952**	**8.360.028**
Profesional y Técnico	65	17	2	84	2.274.060	17.952	2.292.012
Personal Administrativo	25	3	1	29	610.284		610.284
Personal Docente	37	33		70	3.798.204		3.798.204
Obrero	30	36		66	1.659.528		1.659.528
Personal Fijo a Tiempo Parcial	**2**	**10**		**12**	**236.412**		**236.412**
Profesional y Técnico	2			2	30.528		30.528
Personal Docente		10		10	205.884		205.884
Personal Contratado	**108**	**121**	**41**	**270**	**8.712.320**		**8.712.320**
Directivo	1	1		2	96.360		96.360
Profesional y Técnico	17	8	2	27	652.572		652.572
Personal Administrativo	5	3		8	164.544		164.544
Personal Docente	75	90	39	204	7.093.620		7.093.620
Obrero	10	19		29	705.224		705.224
TOTAL	267	220	44	531	17.290.808	17.952	17.308.760

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**16**	**4**	**20**	**1.184.619**
Obreros	1	2	3	228.470
Docentes	15	2	17	956.149
Jubilados	**52**	**71**	**123**	**16.408.921**
Obreros	8	15	23	988.451
Docentes	44	56	100	15.420.470
TOTAL	68	75	143	17.593.540

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	58.984.843
4.02	Materiales, suministros y mercancías	5.283.531
4.03	Servicios no personales	20.981.824
4.04	Activos reales	4.332.238
4.07	Transferencias y donaciones	23.761.520
4.11	Disminución de pasivos	3.500.000
	TOTAL	**116.843.956**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**113.343.956**
INGRESOS CORRIENTES ORDINARIOS	113.343.956
INGRESOS DE LA PROPIEDAD	200.000
Intereses	200.000
Intereses internos	200.000
Intereses por depósitos	200.000
TRANSFERENCIAS CORRIENTES	113.143.956
Transferencias corrientes del sector público	113.143.956
Transferencias corrientes internas recibidas del sector público	113.143.956
De la República	113.143.956
Recursos Ordinarios	90.515.165
Gestión Fiscal	22.628.791
1.2 GASTOS CORRIENTES	**109.011.718**
GASTOS DE CONSUMO	85.250.198
Remuneraciones	58.984.843
Sueldos, salarios y otras retribuciones	22.725.920
Beneficios y complementos de sueldos y salarios	21.538.482
Aportes patronales	2.673.850
Prestaciones sociales y otras indemnizaciones	5.295.757
Asistencia socioeconómica	4.896.834
Otros gastos de personal	1.854.000
Compra de bienes y servicios	26.265.355
Bienes de consumo	5.283.531
Servicios no personales	20.981.824
TRANSFERENCIAS Y DONACIONES CORRIENTES	23.761.520
Al sector privado	23.761.520
Transferencias corrientes al sector privado	23.403.120
Directas a personas	23.403.120
Pensiones y otros beneficios asociados	1.184.619
Jubilaciones y otros beneficios asociados	16.408.921
Otras transferencias directas a personas	5.809.580

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Donaciones corrientes al sector privado	358.400
Donaciones a personas	358.400
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**4.332.238**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.332.238**
RECURSOS PROPIOS DE CAPITAL	4.332.238
Ahorro en Cuenta Corriente	4.332.238
2.2 GASTOS DE CAPITAL	**4.332.238**
INVERSIÓN REAL DIRECTA	4.332.238
Formación bruta de capital Fijo	4.332.238
Maquinaria, equipos y otros bienes muebles	4.032.238
Bienes preexistentes	300.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**3.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.500.000
Disminución de otros activos financieros	3.500.000
Disminución de disponibilidades	3.500.000
Disminución de Bancos	3.500.000
3.2 APLICACIONES FINANCIERAS	**3.500.000**
DISMINUCIÓN DE PASIVOS	3.500.000
Disminución de cuentas y efectos por pagar	3.500.000
Disminución de cuentas y efectos por pagar a corto plazo	3.500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.685.000
Disminución de aportes patronales y retenciones laborales por pagar	615.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	170.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (IPASME)	90.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	60.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	75.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	60.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	160.000
Disminución cuentas por pagar a proveedores a corto plazo	1.200.000

A0039

Instituto Universitario de Tecnología del Estado Trujillo

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL ESTADO TRUJILLO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Universitario de Tecnología del Estado Trujillo, creado por Decreto Presidencial N° 2775, de fecha 1 de Agosto de 1978, tiene como actividad principal la Formación de Profesionales Universitarios, tanto de Carreras Cortas como de Carrera Larga, para convertirlos en un talento humano altamente calificado de manera tal que responda a las necesidades del entorno comunitario y coadyuve con sus conocimientos al desarrollo endógeno, aplicando sus habilidades y destrezas para la productividad sustentable. El Instituto es considerado en el ámbito del Estado Trujillo como un bastión esencial y un Ente formador del talento Humano que requiere el desarrollo económico y social, tanto del país como de la región local. En este sentido, el Instituto, representa un papel transformador que debe significar una Casa de Estudios Universitarios en el terreno Nacional y Regional, dando respuestas especificas y oportunas a las comunidades. Esta situación ha llevado a toda la comunidad universitaria a involucrarse en un proceso de Transformación y Modernización, que implican cambios constantes para adaptarse a la nueva realidad social y política que envuelve al país.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**114.957.079**
INGRESOS CORRIENTES ORDINARIOS	114.957.079
INGRESOS DE LA PROPIEDAD	250.000
Intereses	250.000
Intereses internos	250.000
Intereses por depósitos	250.000
TRANSFERENCIAS CORRIENTES	114.707.079
Transferencias corrientes del sector público	114.707.079
Transferencias corrientes internas recibidas del sector público	114.707.079
De la República	114.707.079
FUENTES DE FINANCIAMIENTO	**1.200.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.200.000
Disminución de otros activos financieros	1.200.000
Disminución de disponibilidades	1.200.000
Disminución de Bancos	1.200.000
TOTAL RECURSOS	**116.157.079**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**114.506.579**
GASTOS DE CONSUMO	98.789.689
Remuneraciones	84.922.669
Sueldos, salarios y otras retribuciones	35.936.689
Beneficios y complementos de sueldos y salarios	22.123.593
Aportes patronales	6.066.517
Prestaciones sociales y otras indemnizaciones	9.102.663
Asistencia socioeconómica	6.339.207
Otros gastos de personal	5.354.000
Compra de bienes y servicios	13.867.020
Bienes de consumo	1.314.392
Servicios no personales	12.552.628
TRANSFERENCIAS Y DONACIONES CORRIENTES	15.716.890
Al sector privado	15.716.890
Transferencias corrientes al sector privado	15.716.890
Directas a personas	15.716.890
Pensiones y otros beneficios asociados	526.067
Jubilaciones y otros beneficios asociados	9.928.220
Otras transferencias directas a personas	5.262.603
GASTOS DE CAPITAL	**450.500**
INVERSIÓN REAL DIRECTA	450.500
Formación bruta de capital Fijo	450.500
Maquinaria, equipos y otros bienes muebles	438.500
Bienes preexistentes	12.000
APLICACIONES FINANCIERAS	**1.200.000**
DISMINUCIÓN DE PASIVOS	1.200.000
Disminución de cuentas y efectos por pagar	1.200.000
Disminución de cuentas y efectos por pagar a corto plazo	1.200.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	500.000
Disminución de aportes patronales y retenciones laborales por pagar	300.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	300.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución cuentas por pagar a proveedores a corto plazo	400.000
TOTAL GASTOS	**116.157.079**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113807	Programas nacionales de formación	Matricula			6.423		24.582.095			24.582.095
113906	Formación en carreras	Alumno Atendido			1.600		21.832.161			21.832.161
113907	Formación de postgrado o estudios avanzados	Alumno Atendido	251	249	500		232.480			232.480
113909	Investigación, innovación y gestión del conocimiento	Matricula			480	100.000	22.520			122.520
113913	Sistema de recursos para la formación e intercambio académico	Usuario Atendido	5.000	3.479	8.479	100.000	359.840			459.840
113919	Intercambio y gestión del conocimiento a la sociedad	Evento			300		249.976			249.976
114025	Territorialización y municipalización de la educación universitaria	Proyecto			50		100.000			100.000
114036	Sistema de apoyo del desarrollo estudiantil	Alumno Atendido	5.109	2.914	8.023		12.771.371			12.771.371
114107	Desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			9.936		13.067.093			13.067.093
	TOTAL					**200.000**	**73.217.536**			**73.417.536**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		29.371.080			29.371.080
02	Gestión Administrativa	1.250.000	1.664.176			2.914.176
03	Previsión y Protección Social		10.454.287			10.454.287
	TOTAL	**1.250.000**	**41.489.543**			**42.739.543**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**200**	**200**	**120**	**520**	**15.596.496**		**15.596.496**
Alto Nivel y de Dirección	1	3		4	168.240		168.240
Profesional y Técnico	58	3	120	181	1.511.308		1.511.308
Personal Administrativo	55	34		89	2.510.276		2.510.276
Personal Docente	49	96		145	9.451.668		9.451.668
Obrero	37	64		101	1.955.004		1.955.004
Personal Contratado	**249**	**202**		**451**	**12.146.484**		**12.146.484**
Profesional y Técnico	50	27		77	1.808.364		1.808.364
Personal Administrativo	48	6		54	1.153.668		1.153.668
Personal Docente	135	151		286	8.461.932		8.461.932
Obrero	16	18		34	722.520		722.520
TOTAL	**449**	**402**	**120**	**971**	**27.742.980**		**27.742.980**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**10**	**3**	**13**	**526.067**
Obreros	1		1	35.884
Empleados	3		3	122.863
Docentes	6	3	9	367.320
Jubilados	**25**	**59**	**84**	**9.928.220**
Obreros	6	7	13	681.510
Docentes	19	52	71	9.246.710
TOTAL	**35**	**62**	**97**	**10.454.287**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	84.922.669
4.02	Materiales, suministros y mercancías	1.314.392
4.03	Servicios no personales	12.552.628
4.04	Activos reales	450.500
4.07	Transferencias y donaciones	15.716.890
4.11	Disminución de pasivos	1.200.000
	TOTAL	**116.157.079**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**114.957.079**
INGRESOS CORRIENTE ORDINARIO	114.957.079
INGRESOS DE LA PROPIEDAD	250.000
Intereses	250.000
Intereses internos	250.000
Intereses por depósitos	250.000
TRANSFERENCIAS CORRIENTES	114.707.079
Transferencias corrientes del sector público	114.707.079
Transferencias corrientes internas recibidas del sector público	114.707.079
De la República	114.707.079
Recursos Ordinarios	91.765.663
Gestión Fiscal	22.941.416
1.2 GASTOS CORRIENTES	**114.506.579**
GASTOS DE CONSUMO	98.789.689
Remuneraciones	84.922.669
Sueldos, salarios y otras retribuciones	35.936.689
Beneficios y complementos de sueldos y salarios	22.123.593
Aportes patronales	6.066.517
Prestaciones sociales y otras indemnizaciones	9.102.663
Asistencia socioeconómica	6.339.207
Otros gastos de personal	5.354.000
Compra de bienes y servicios	13.867.020
Bienes de consumo	1.314.392
Servicios no personales	12.552.628
TRANSFERENCIAS Y DONACIONES CORRIENTES	15.716.890
Al sector privado	15.716.890
Transferencias corrientes al sector privado	15.716.890
Directas a personas	15.716.890
Pensiones y otros beneficios asociados	526.067
Jubilaciones y otros beneficios asociados	9.928.220
Otras transferencias directas a personas	5.262.603

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**450.500**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**450.500**
RECURSOS PROPIOS DE CAPITAL	450.500
Ahorro en Cuenta Corriente	450.500
2.2 GASTOS DE CAPITAL	**450.500**
INVERSIÓN REAL DIRECTA	450.500
Formación bruta de capital Fijo	450.500
Maquinaria, equipos y otros bienes muebles	438.500
Bienes preexistentes	12.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.200.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.200.000
Disminución de otros activos financieros	1.200.000
Disminución de disponibilidades	1.200.000
Disminución de Bancos	1.200.000
3.2 APLICACIONES FINANCIERAS	**1.200.000**
DISMINUCIÓN DE PASIVOS	1.200.000
Disminución de cuentas y efectos por pagar	1.200.000
Disminución de cuentas y efectos por pagar a corto plazo	1.200.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	500.000
Disminución de aportes patronales y retenciones laborales por pagar	300.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	300.000
Disminución cuentas por pagar a proveedores a corto plazo	400.000

A0040

Instituto Universitario de Tecnología "José Antonio Anzoátegui ", El Tigre

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA "JOSÉ ANTONIO ANZOÁTEGUI ", EL TIGRE

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El 13 de Diciembre de 1997, conforme Gaceta Oficial de la República Bolivariana de Venezuela N° 31.381 y según Decreto N° 2.483, se crea el Instituto Universitario de Tecnología El Tigre, con sede principal en la Ciudad de El Tigre, Estado Anzoátegui. En la Gaceta Oficial de la República Bolivariana de Venezuela N° 34.368, de fecha 14 de Diciembre de 1989, mediante Decreto N° 657, se cambia la denominación por Instituto Universitario de Tecnología "José Antonio Anzoátegui".

Es una Institución de Educación Universitaria destinada a proveer hombres y mujeres preparados integralmente, al campo de la Ciencia, la Tecnología y de los Servicios que se requieran para el desarrollo social, cultural y económico del país y de la región de la cual forma parte.

Además de los objetivos establecidos en el Artículo 32 de la Ley Orgánica de Educación, los Institutos y Colegios Universitarios están dirigidos a:

- Promover el Desarrollo Comunitario de la Región donde se encuentran establecidos.
- Ofrecer una formación integral de sólido basamento ético y humanístico a sus estudiantes.
- Desarrollar en los estudiantes una actitud crítica a problemas de la sociedad contemporánea y suministrar instrumentos conceptuales básicos que le permitan alcanzar con éxito los futuros retos profesionales.
- Dirigir programas que conduzcan a la formación de un profesional altamente calificado en áreas de su competencia, dentro de los parámetros de la excelencia académica, de tal manera que pueda propiciar instrumentos de cambios permanentemente en la comunidad donde se desempeña.
- Realizar programas de investigación, atendiendo a las necesidades y requerimientos locales, regionales y nacionales del sistema productivo y económico del medio social.
- Establecer nuevas orientaciones, modernos sistemas de aprendizaje y estructuras en la Educación Universitaria.

El Instituto se perfila como un ente moderno dentro del sector universitario, para la formación de recursos humanos de excelencia académica, mediante la integración de las funciones de docencia, investigación, extensión y producción, para ser incorporados al Desarrollo Social a nivel local, regional y nacional en todas sus manifestaciones.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**140.045.041**
INGRESOS CORRIENTES ORDINARIOS	140.045.041
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	300.000
Venta de otros bienes y servicios	300.000
INGRESOS DE LA PROPIEDAD	220.000
Intereses	220.000
Intereses internos	220.000
Intereses por depósitos	220.000
TRANSFERENCIAS CORRIENTES	139.525.041
Transferencias corrientes del sector público	139.525.041
Transferencias corrientes internas recibidas del sector público	139.525.041
De la República	139.525.041
FUENTES DE FINANCIAMIENTO	**1.200.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.200.000
Disminución de otros activos financieros	1.200.000
Disminución de disponibilidades	1.200.000
Disminución de Bancos	1.200.000
TOTAL RECURSOS	**141.245.041**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**135.274.055**
GASTOS DE CONSUMO	106.083.064
Remuneraciones	90.508.464
Sueldos, salarios y otras retribuciones	42.356.537
Beneficios y complementos de sueldos y salarios	25.111.057
Aportes patronales	7.707.585
Prestaciones sociales y otras indemnizaciones	6.259.337
Asistencia socioeconómica	7.369.148
Otros gastos de personal	1.704.800
Compra de bienes y servicios	15.574.600
Bienes de consumo	7.845.600
Servicios no personales	7.729.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	29.190.991
Al sector privado	29.190.991
Transferencias corrientes al sector privado	28.590.991
Directas a personas	26.744.553
Pensiones y otros beneficios asociados	794.720
Jubilaciones y otros beneficios asociados	21.137.833
Otras transferencias directas a personas	4.812.000
Otras transferencias corrientes internas al sector privado	1.846.438
Donaciones corrientes al sector privado	600.000
Donaciones a personas	600.000
GASTOS DE CAPITAL	**4.770.986**
INVERSIÓN REAL DIRECTA	4.770.986
Formación bruta de capital Fijo	4.620.986
Edificios e instalaciones	820.000
Maquinaria, equipos y otros bienes muebles	2.600.986
Construcciones de bienes de dominio privado	1.200.000
Bienes intangibles	150.000
APLICACIONES FINANCIERAS	**1.200.000**
DISMINUCIÓN DE PASIVOS	1.200.000
Disminución de cuentas y efectos por pagar	1.200.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de cuentas y efectos por pagar a corto plazo	1.200.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.200.000
TOTAL GASTOS	**141.245.041**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113742	programa nacional de formación	Matricula			9.881		20.870.681			20.870.681
113778	formación de postgrado o estudios avanzados	Matricula			751		323.375			323.375
113781	formación en carreras.	Plan			1		36.456.952			36.456.952
113788	investigación, innovación y gestión del conocimiento	Proyecto / Plan			49		326.689			326.689
113792	sistema de recursos para la formación e intercambio académico	Matricula			16.438		1.425.988			1.425.988
113877	sistema de apoyo al desarrollo estudiantil	Servicio Prestado			841.921		12.634.971			12.634.971
113953	intercambio y gestión del conocimiento con la sociedad	Plan			229		340.389			340.389
113965	desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			14.005		21.344.774			21.344.774
113998	territorialización y municipalización de la educación universitaria	Plan			6		576.890			576.890
TOTAL							94.300.709			94.300.709

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		18.150.293			18.150.293
02	Gestión Administrativa	1.720.000	5.141.486			6.861.486
03	Previsión y Protección Social		21.932.553			21.932.553
	TOTAL	**1.720.000**	**45.224.332**			**46.944.332**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**336**	**248**		**584**	**19.150.627**	**24.072**	**19.174.699**
Alto Nivel y de Dirección	5	7		12	911.244		911.244
Profesional y Técnico	40	14		54	1.341.636	21.036	1.362.672
Personal Administrativo	111	4		115	2.370.336	3.036	2.373.372
Personal Docente	89	96		185	9.445.992		9.445.992
Obrero	91	127		218	5.081.419		5.081.419
Personal Fijo a Tiempo Parcial		**11**		**11**	**221.436**		**221.436**
Personal Docente		11		11	221.436		221.436
Personal Contratado	**234**	**215**		**449**	**12.255.818**		**12.255.818**
Profesional y Técnico	16	7		23	581.797		581.797
Personal Administrativo	26	7		33	678.744		678.744
Personal Docente	142	133		275	8.313.456		8.313.456
Obrero	50	68		118	2.681.821		2.681.821
TOTAL	**570**	**474**		**1.044**	**31.627.881**	**24.072**	**31.651.953**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**8**	**8**	**16**	**794.721**
Obreros		3	3	150.153
Docentes	8	5	13	644.568
Jubilados	**85**	**101**	**186**	**21.137.832**
Obreros	17	23	40	2.206.812
Docentes	68	78	146	18.931.020
TOTAL	**93**	**109**	**202**	**21.932.553**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	90.508.464
4.02	Materiales, suministros y mercancías	7.845.600
4.03	Servicios no personales	7.729.000
4.04	Activos reales	4.770.986
4.07	Transferencias y donaciones	29.190.991
4.11	Disminución de pasivos	1.200.000
	TOTAL	**141.245.041**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**140.045.041**
INGRESOS CORRIENTES ORDINARIOS	140.045.041
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	300.000
Venta de otros bienes y servicios	300.000
INGRESOS DE LA PROPIEDAD	220.000
Intereses	220.000
Intereses internos	220.000
Intereses por depósitos	220.000
TRANSFERENCIAS CORRIENTES	139.525.041
Transferencias corrientes del sector público	139.525.041
Transferencias corrientes internas recibidas del sector público	139.525.041
De la República	139.525.041
Recursos Ordinarios	111.620.033
Gestión Fiscal	27.905.008
1.2 GASTOS CORRIENTES	**135.274.055**
GASTOS DE CONSUMO	106.083.064
Remuneraciones	90.508.464
Sueldos, salarios y otras retribuciones	42.356.537
Beneficios y complementos de sueldos y salarios	25.111.057
Aportes patronales	7.707.585
Prestaciones sociales y otras indemnizaciones	6.259.337
Asistencia socioeconómica	7.369.148
Otros gastos de personal	1.704.800
Compra de bienes y servicios	15.574.600
Bienes de consumo	7.845.600
Servicios no personales	7.729.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	29.190.991
Al sector privado	29.190.991
Transferencias corrientes al sector privado	28.590.991
Directas a personas	26.744.553
Pensiones y otros beneficios asociados	794.720

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Jubilaciones y otros beneficios asociados	21.137.833
Otras transferencias directas a personas	4.812.000
Otras transferencias corrientes internas al sector privado	1.846.438
Donaciones corrientes al sector privado	600.000
Donaciones a personas	600.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**4.770.986**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.770.986**
RECURSOS PROPIOS DE CAPITAL	4.770.986
Ahorro en Cuenta Corriente	4.770.986
2.2 GASTOS DE CAPITAL	**4.770.986**
INVERSIÓN REAL DIRECTA	4.770.986
Formación bruta de capital Fijo	4.620.986
Edificios e instalaciones	820.000
Maquinaria, equipos y otros bienes muebles	2.600.986
Construcciones de bienes de dominio privado	1.200.000
Bienes intangibles	150.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.200.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.200.000
Disminución de otros activos financieros	1.200.000
Disminución de disponibilidades	1.200.000
Disminución de Bancos	1.200.000
3.2 APLICACIONES FINANCIERAS	**1.200.000**
DISMINUCIÓN DE PASIVOS	1.200.000
Disminución de cuentas y efectos por pagar	1.200.000
Disminución de cuentas y efectos por pagar a corto plazo	1.200.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.200.000

A0042

Instituto Universitario de Tecnología de Cabimas

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE CABIMAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Universitario de Cabimas, se encuentra arraigado hace treinta y siete (37) años, en pleno corazón del Zulia, constituyéndose en la primera Institución de educación en la subregión Costa Oriental del Lago, hoy en día trabaja con mística y ética, con miras a la trasformación hacia la Universidad Politécnica, para dar cumplimiento a la Misión de la Institución, que busca "Contribuir a la formación de un ser humano integral, centrado en principios y valores fundamentados en la ética socialista, comprometidos con el desarrollo endógeno sustentable, con sensibilidad ambiental, ecológica e identidad local, regional, nacional, latinoamericana y caribeña, en función de la soberanía en todas sus dimensiones, construyendo y aplicando conocimiento científico-tecnológico, que impulse la conformación de un mundo multicultural y multiétnico, dentro de un contexto innovador vinculado con la comunidad y genere espacios de reflexión e intercambio de conocimientos, enmarcado en el proceso educativo permanente, para la transformación socio productiva del país."

Visión: Ser un referente nacional e internacional, en la formación de seres humanos integrales, promotora de pensamiento y conocimientos innovadores, comprometida con el desarrollo endógeno sustentable del país, fundamentada en valores y principios de la sociedad socialista del siglo XXI, en procura de la suprema felicidad social.

Para el año 2012, enmarcado en las directrices emanadas del Ministerio del Poder Popular para Educación Universitaria, el Instituto realizará los siguientes proyectos:

- Programas Nacionales de Formación
- Formación en Carreras
- Formación de Postgrado o Estudios Avanzados
- Investigación, Innovación y Gestión del Conocimiento
- Sistema de Recursos para la Formación e Intercambio Académico
- Sistemas de Apoyo al Desarrollo Estudiantil
- Intercambio y Gestión del Conocimiento con la Sociedad
- Desarrollo y Mantenimiento de la Infraestructura Física
- Territorialización y Municipalización de la Educación Universitaria

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**154.592.741**
INGRESOS CORRIENTES ORDINARIOS	154.592.741
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	20.000
Venta de otros bienes y servicios	20.000
INGRESOS DE LA PROPIEDAD	40.000
Intereses	40.000
Intereses internos	40.000
Intereses por depósitos	40.000
TRANSFERENCIAS CORRIENTES	154.532.741
Transferencias corrientes del sector público	154.532.741
Transferencias corrientes internas recibidas del sector público	154.532.741
De la República	154.532.741
FUENTES DE FINANCIAMIENTO	**638.387**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	638.387
Disminución de otros activos financieros	638.387
Disminución de disponibilidades	638.387
Disminución de Bancos	638.387
TOTAL RECURSOS	**155.231.128**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**152.952.928**
GASTOS DE CONSUMO	117.790.017
Remuneraciones	103.284.117
Sueldos, salarios y otras retribuciones	29.640.880
Beneficios y complementos de sueldos y salarios	38.141.413
Aportes patronales	7.187.471
Prestaciones sociales y otras indemnizaciones	20.523.031
Asistencia socioeconómica	7.366.322
Otros gastos de personal	425.000
Compra de bienes y servicios	14.505.900
Bienes de consumo	3.012.800
Servicios no personales	11.493.100
TRANSFERENCIAS Y DONACIONES CORRIENTES	35.162.911
Al sector privado	34.003.915
Transferencias corrientes al sector privado	33.730.515
Directas a personas	32.728.515
Pensiones y otros beneficios asociados	3.787.527
Jubilaciones y otros beneficios asociados	26.891.388
Otras transferencias directas a personas	2.049.600
Otras transferencias corrientes internas al sector privado	1.002.000
Donaciones corrientes al sector privado	273.400
Donaciones a personas	273.400
Al sector público	1.158.996
Transferencias corrientes al sector público	1.158.996
A los entes descentralizados sin fines empresariales para sus gastos	1.158.996
GASTOS DE CAPITAL	**1.863.200**
INVERSIÓN REAL DIRECTA	1.863.200
Formación bruta de capital Fijo	1.863.200
Edificios e instalaciones	400.000
Maquinaria, equipos y otros bienes muebles	1.413.200
Bienes preexistentes	50.000
APLICACIONES FINANCIERAS	**415.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
DISMINUCIÓN DE PASIVOS	415.000
Disminución de cuentas y efectos por pagar	355.000
Disminución de cuentas y efectos por pagar a corto plazo	295.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	40.000
Disminución de aportes patronales y retenciones laborales por pagar	150.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	10.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	5.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	10.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	10.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	45.000
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	20.000
Disminución de otros aportes patronales por pagar	15.000
Disminución de otras retenciones laborales por pagar	15.000
Disminución cuentas por pagar a proveedores a corto plazo	70.000
Disminución cuentas por pagar a contratistas a corto plazo	35.000
Disminución de otras cuentas y efectos por pagar	60.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de otras cuentas por pagar a corto plazo	60.000
Disminución de otros pasivos	60.000
Disminución de otros pasivos a corto plazo	60.000
TOTAL GASTOS	**155.231.128**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113722	Programa Nacional de Formación	Matricula			3.716		35.963.723			35.963.723
115231	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio			8		12.500.896			12.500.896
115240	Territorialización y Municipalización de la Educación Universitaria	Plan			2		97.000			97.000
115242	Formación de Postgrado o Estudios Avanzados	Matricula			20		26.000			26.000
115247	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	1.432	1.432	2.864		1.296.700			1.296.700
115586	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			10		517.500			517.500
115668	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			39.153		1.376.900			1.376.900
115838	Investigación, Innovación y Gestión del Conocimiento	Investigación			3		208.000			208.000
115839	Formación en Carreras	Matricula			2.904		8.506.326			8.506.326
TOTAL							60.493.045			60.493.045

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		58.995.068			58.995.068
02	Gestión Administrativa	60.000	4.365.713		638.387	5.064.100
03	Previsión y Protección Social		30.678.915			30.678.915
	TOTAL	**60.000**	**94.039.696**		**638.387**	**94.738.083**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**257**	**202**		**459**	**13.674.420**	**245.124**	**13.919.544**
Alto Nivel y de Dirección	2	1		3		209.652	209.652
Profesional y Técnico	54	16		70	1.889.172	26.712	1.915.884
Personal Administrativo	110	14		124	2.580.492	8.760	2.589.252
Personal Docente	39	62		101	5.485.464		5.485.464
Personal Médico	2			2	71.088		71.088
Obrero	50	109		159	3.648.204		3.648.204
Personal Fijo a Tiempo Parcial	**3**	**5**		**8**	**107.544**	**2.184**	**109.728**
Personal Docente	1	3		4	55.080		55.080
Personal Médico	2	2		4	52.464	2.184	54.648
Personal Contratado	**243**	**248**	**36**	**527**	**15.063.588**		**15.063.588**
Profesional y Técnico	26	6	4	36	1.161.552		1.161.552
Personal Administrativo	42	29	6	77	1.624.860		1.624.860
Personal Docente	148	166	11	325	9.913.200		9.913.200
Personal Médico	2	2		4	65.592		65.592
Obrero	25	45	15	85	2.298.384		2.298.384
TOTAL	**503**	**455**	**36**	**994**	**28.845.552**	**247.308**	**29.092.860**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**33**	**22**	**55**	**3.787.527**
Obreros	9	8	17	727.857
Empleados	4	2	6	145.795
Docentes	20	12	32	2.913.875
Jubilados	**87**	**140**	**227**	**26.891.388**
Obreros	29	41	70	3.949.836
Docentes	58	99	157	22.941.552
TOTAL	**120**	**162**	**282**	**30.678.915**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	103.284.117
4.02	Materiales, suministros y mercancías	3.012.800
4.03	Servicios no personales	11.493.100
4.04	Activos reales	1.863.200
4.07	Transferencias y donaciones	35.162.911
4.11	Disminución de pasivos	415.000
	TOTAL	**155.231.128**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**154.592.741**
INGRESOS CORRIENTES ORDINARIOS	154.592.741
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	20.000
Venta de otros bienes y servicios	20.000
INGRESOS DE LA PROPIEDAD	40.000
Intereses	40.000
Intereses internos	40.000
Intereses por depósitos	40.000
TRANSFERENCIAS CORRIENTES	154.532.741
Transferencias corrientes del sector público	154.532.741
Transferencias corrientes internas recibidas del sector público	154.532.741
De la República	154.532.741
Recursos Ordinarios	123.626.193
Gestión Fiscal	30.906.548
1.2 GASTOS CORRIENTES	**152.952.928**
GASTOS DE CONSUMO	117.790.017
Remuneraciones	103.284.117
Sueldos, salarios y otras retribuciones	29.640.880
Beneficios y complementos de sueldos y salarios	38.141.413
Aportes patronales	7.187.471
Prestaciones sociales y otras indemnizaciones	20.523.031
Asistencia socioeconómica	7.366.322
Otros gastos de personal	425.000
Compra de bienes y servicios	14.505.900
Bienes de consumo	3.012.800
Servicios no personales	11.493.100
TRANSFERENCIAS Y DONACIONES CORRIENTES	35.162.911
Al sector privado	34.003.915
Transferencias corrientes al sector privado	33.730.515
Directas a personas	32.728.515
Pensiones y otros beneficios asociados	3.787.527

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Jubilaciones y otros beneficios asociados	26.891.388
Otras transferencias directas a personas	2.049.600
Otras transferencias corrientes internas al sector privado	1.002.000
Donaciones corrientes al sector privado	273.400
Donaciones a personas	273.400
Al sector público	1.158.996
Transferencias corrientes al sector público	1.158.996
A los entes descentralizados sin fines empresariales para sus gastos	1.158.996
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.639.813**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.639.813**
RECURSOS PROPIOS DE CAPITAL	1.639.813
Ahorro en Cuenta Corriente	1.639.813
2.2 GASTOS DE CAPITAL	**1.863.200**
INVERSIÓN REAL DIRECTA	1.863.200
Formación bruta de capital Fijo	1.863.200
Edificios e instalaciones	400.000
Maquinaria, equipos y otros bienes muebles	1.413.200
Bienes preexistentes	50.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(223.387)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**638.387**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	638.387
Disminución de otros activos financieros	638.387
Disminución de disponibilidades	638.387
Disminución de Bancos	638.387
3.2 APLICACIONES FINANCIERAS	**638.387**
DISMINUCIÓN DE PASIVOS	415.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de cuentas y efectos por pagar	355.000
Disminución de cuentas y efectos por pagar a corto plazo	295.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	40.000
Disminución de aportes patronales y retenciones laborales por pagar	150.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	10.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	5.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	10.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	10.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	45.000
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	20.000
Disminución de otros aportes patronales por pagar	15.000
Disminución de otras retenciones laborales por pagar	15.000
Disminución cuentas por pagar a proveedores a corto plazo	70.000
Disminución cuentas por pagar a contratistas a corto plazo	35.000
Disminución de otras cuentas y efectos por pagar	60.000
Disminución de otras cuentas por pagar a corto plazo	60.000
Disminución de otros pasivos	60.000
Disminución de otros pasivos a corto plazo	60.000
DÉFICIT FINANCIERO	223.387

A0043

Instituto Universitario de Tecnología del Estado Portuguesa

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL ESTADO PORTUGUESA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Universitario de Tecnología del Estado Portuguesa, presenta la planificación y previsión presupuestaria que dará cumplimiento a los nuevos paradigmas académicos en el marco de la nueva perspectiva de la educación en Venezuela.

El Instituto, se fundamenta en las políticas y estrategias definidas en el Plan Nacional de Desarrollo Económico y Social "Simón Bolívar" (2007-2013), el cual establece las líneas fundamentales que orientan las acciones de transformación de la realidad educativa tales como: adecuar el sistema educativo al modelo productivo socialista, con la finalidad de garantizar el acceso al conocimiento para universalizar la educación superior, con pertinencia, bajo el modelo estratégico "Suprema Felicidad Social" ; por ello, se da inicio a la nueva estructura de los Programas Nacionales de Formación (PNF), en las especialidades de: Ingeniería en Informática, Ingeniería Eléctrica, Ingeniería Mecánica, Ingeniería de Mantenimiento, Licenciatura en Administración e Ingeniería Agroalimentaria, Programa Bandera de la Revolución Socialista Venezolana. Al igual que los diferentes cursos de especialización y postgrado, que fortalecen las competencias de nuestros egresados.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**89.556.011**
INGRESOS CORRIENTES ORDINARIOS	89.556.011
TRANSFERENCIAS CORRIENTES	89.556.011
Transferencias corrientes del sector público	89.556.011
Transferencias corrientes internas recibidas del sector público	89.556.011
De la República	89.556.011
TOTAL RECURSOS	**89.556.011**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**89.556.011**
GASTOS DE CONSUMO	77.587.328
Remuneraciones	73.117.319
Sueldos, salarios y otras retribuciones	22.715.118
Beneficios y complementos de sueldos y salarios	25.344.397
Aportes patronales	3.782.651
Prestaciones sociales y otras indemnizaciones	8.828.554
Asistencia socioeconómica	8.517.437
Otros gastos de personal	3.929.162
Compra de bienes y servicios	4.470.009
Servicios no personales	4.470.009
TRANSFERENCIAS Y DONACIONES CORRIENTES	11.968.683
Al sector privado	11.968.683
Transferencias corrientes al sector privado	11.968.683
Directas a personas	11.968.683
Pensiones y otros beneficios asociados	680.251
Jubilaciones y otros beneficios asociados	9.015.243
Otras transferencias directas a personas	2.273.189
TOTAL GASTOS	**89.556.011**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Propios	Fuente de Financiamiento: Transferencias de la República	Fuente de Financiamiento: Donaciones de la República	Fuente de Financiamiento: Otras Fuentes	Presupuesto 2012
113710	Programas nacionales de formación	Matricula			8.961		34.038.810			34.038.810
113711	Formación en carreras	Matricula			669		3.420.333			3.420.333
113712	Formación de postgrado o estudios avanzados	Matricula			450		264.394			264.394
113713	Investigación, Innovación y gestión del Conocimiento	Investigación			3		142.682			142.682
113714	Sistemas de recursos para la formación e intercambio académico	Usuario	11.313	7.542	18.855		4.087.046			4.087.046
113715	Sistemas de apoyo al desarrollo estudiantil	Servicio			139.880		6.408.790			6.408.790
113716	Intercambio y gestión del conocimiento con la sociedad	Comunidad			6		263.697			263.697
113717	Desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			33.500		9.472.357			9.472.357
	TOTAL						**58.098.109**			**58.098.109**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento: Recursos Propios	Fuente de Financiamiento: Transferencias de la República	Fuente de Financiamiento: Donaciones de la República	Fuente de Financiamiento: Otras Fuentes	Presupuesto 2012
01	Dirección y Coordinación de los Gastos de los Trabajadores		20.316.701			20.316.701
02	Gestión Administrativa		1.445.707			1.445.707
03	Previsión y Protección Social		9.695.494			9.695.494
	TOTAL		**31.457.902**			**31.457.902**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**172**	**144**		**316**	**9.943.011**		**9.943.011**
Alto Nivel y de Dirección	2	2		4	127.836		127.836
Profesional y Técnico	82	27		109	2.981.827		2.981.827
Personal Administrativo	9	1		10	219.564		219.564
Personal Docente	24	29		53	3.373.380		3.373.380
Obrero	55	85		140	3.240.404		3.240.404
Personal Fijo a Tiempo Parcial	**2**	**3**		**5**	**115.291**		**115.291**
Profesional y Técnico	1	3		4	54.612		54.612
Personal Docente	1			1	60.679		60.679
Personal Contratado	**256**	**181**	**65**	**502**	**12.195.456**		**12.195.456**
Directivo	2	1		3	122.580		122.580
Profesional y Técnico	25	14		39	965.400		965.400
Personal Administrativo	11			11	249.144		249.144
Personal Docente	218	163	65	446	10.818.984		10.818.984
Personal de Investigación		3		3	39.348		39.348
TOTAL	**430**	**328**	**65**	**823**	**22.253.758**		**22.253.758**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**5**	**7**	**12**	**680.251**
Alto Nivel y de Dirección		1	1	66.171
Obreros	3		3	84.282
Empleados	1	2	3	101.081
Docentes	1	4	5	428.717
Jubilados	**31**	**49**	**80**	**9.015.243**
Alto Nivel y de Dirección	1		1	144.368
Obreros	11	4	15	794.469
Docentes	19	45	64	8.076.406
TOTAL	**36**	**56**	**92**	**9.695.494**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	73.117.319
4.03	Servicios no personales	4.470.009
4.07	Transferencias y donaciones	11.968.683
	TOTAL	**89.556.011**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**89.556.011**
INGRESOS CORRIENTES ORDINARIOS	89.556.011
TRANSFERENCIAS CORRIENTES	89.556.011
Transferencias corrientes del sector público	89.556.011
Transferencias corrientes internas recibidas del sector público	89.556.011
De la República	89.556.011
Recursos Ordinarios	71.644.809
Gestión Fiscal	17.911.202
1.2 GASTOS CORRIENTES	**89.556.011**
GASTOS DE CONSUMO	77.587.328
Remuneraciones	73.117.319
Sueldos, salarios y otras retribuciones	22.715.118
Beneficios y complementos de sueldos y salarios	25.344.397
Aportes patronales	3.782.651
Prestaciones sociales y otras indemnizaciones	8.828.554
Asistencia socioeconómica	8.517.437
Otros gastos de personal	3.929.162
Compra de bienes y servicios	4.470.009
Servicios no personales	4.470.009
TRANSFERENCIAS Y DONACIONES CORRIENTES	11.968.683
Al sector privado	11.968.683
Transferencias corrientes al sector privado	11.968.683
Directas a personas	11.968.683
Pensiones y otros beneficios asociados	680.251
Jubilaciones y otros beneficios asociados	9.015.243
Otras transferencias directas a personas	2.273.189
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	**0**

A0045

Instituto Universitario de Tecnología de Cumana

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE CUMANA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Formar integralmente técnicos superiores universitarios de calidad y desarrollar programas de investigación, extensión, Postgrado y producción con elevados niveles de competitividad.

Tiene como visión, ser vanguardia de la educación tecnológica en el oriente del país, se proyecta por el éxito de sus egresados y por la actualización de su personal para la generación de nuevas tecnologías, en las áreas del conocimiento de su competencia, dentro de un marco de respeto a la persona, de preservación del medio ambiente y de compromiso con el desarrollo nacional y tiene como objetivos:

- Formar integralmente técnicos superiores universitarios de alta calidad en las menciones de: Electrónica, Electrotecnia, Instrumentación y Control, Química Aplicada, Tecnología de Alimentos, Tecnología Agropecuaria, Proceso de Refinación de Petróleo e Informática.

- Implementar Políticas de investigación, preferentemente aplicada, que contribuyan a resolver problemas del entorno y al fortalecimiento del instituto como centro de Educación Superior de reconocida solvencia científica, tecnológica y humanística.

- Vincular al instituto con la comunidad estadal, regional y nacional para contribuir con la formación integral de los estudiantes y con el proceso de educación continúa de la comunidad, a través de programas de extensión universitaria.

- Desarrollar convenios, programas y proyectos dirigidos a generar ingresos adicionales para la Institución mediante la prestación de asesorías y servicios técnicos, la formación de recursos humanos dentro de la industria y la transferencia de tecnología generada dentro de la Institución.

- Ofrecer cursos de especialización para Técnicos Superiores Universitarios en áreas prioritarias en que la institución es altamente competente.

Todo ello permite formar un personal capacitado a nivel universitario, de alta calidad académica, para satisfacer las necesidades de recursos humanos en los diferentes sectores productivos del país, haciendo énfasis en una vigorosa formación académica, en el desarrollo de destrezas y habilidades para el aprendizaje y la creatividad, en una actitud crítica y una sólida formación ética, social, moral y profesional, así como, desarrollar programas de investigación, adoptar e innovar desarrollos tecnológicos para satisfacer las necesidades de la comunidad, instituciones o empresas de bienes y servicios.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**136.251.118**
INGRESOS CORRIENTES ORDINARIOS	20.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	10.000
Venta de otros bienes y servicios	10.000
INGRESOS DE OPERACIÓN	10.000
Ingresos financieros de instituciones financieras	10.000
INGRESOS CORRIENTES EXTRAORDINARIOS	136.231.118
TRANSFERENCIAS Y DONACIONES CORRIENTES	136.231.118
Donaciones corrientes internas recibidas del sector público	136.231.118
De la República	136.231.118
FUENTES DE FINANCIAMIENTO	**350.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	350.000
Disminución de otros activos financieros	350.000
Disminución de disponibilidades	350.000
Disminución de Bancos	350.000
TOTAL RECURSOS	**136.601.118**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**136.221.118**
GASTOS DE CONSUMO	112.146.311
Remuneraciones	101.511.020
Sueldos, salarios y otras retribuciones	41.852.582
Beneficios y complementos de sueldos y salarios	36.277.023
Aportes patronales	5.732.279
Prestaciones sociales y otras indemnizaciones	5.720.197
Asistencia socioeconómica	11.928.939
Compra de bienes y servicios	10.635.291
Bienes de consumo	6.752.769
Servicios no personales	3.882.522
TRANSFERENCIAS Y DONACIONES CORRIENTES	24.074.807
Al sector privado	24.074.807
Transferencias corrientes al sector privado	24.074.807
Directas a personas	24.074.807
Pensiones y otros beneficios asociados	1.556.334
Jubilaciones y otros beneficios asociados	18.176.464
Otras transferencias directas a personas	4.342.009
GASTOS DE CAPITAL	**30.000**
INVERSIÓN REAL DIRECTA	30.000
Formación bruta de capital Fijo	30.000
Maquinaria, equipos y otros bienes muebles	30.000
APLICACIONES FINANCIERAS	**350.000**
DISMINUCIÓN DE PASIVOS	350.000
Disminución de cuentas y efectos por pagar	350.000
Disminución de cuentas y efectos por pagar a corto plazo	349.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	190.000
Disminución de aportes patronales y retenciones laborales por pagar	9.000
Disminución de otros aportes patronales por pagar	9.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución cuentas por pagar a proveedores a corto plazo	150.000
Disminución de otras cuentas y efectos por pagar	1.000
Disminución de otras cuentas por pagar a corto plazo	1.000
TOTAL GASTOS	**136.601.118**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114340	Formación en Carreras	Alumno Atendido	600	621	1.221		25.007.279			25.007.279
114341	Programas Nacionales de Formación	Alumno Atendido	5.404	3.612	9.016		27.668.403			27.668.403
114351	Sistemas de Apoyo al Desarrollo Estudiantil	Alumno Atendido	5.404	3.612	9.016	20.000	11.778.262			11.798.262
114358	Desarrollo y Mantenimiento de la Infraestructura Física	Metro Cuadrado			25.075		24.803.857			24.803.857
TOTAL						20.000	89.257.801			89.277.801

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		25.959.917			25.959.917
02	Gestión Administrativa	350.000	1.280.602			1.630.602
03	Previsión y Protección Social		19.732.798			19.732.798
TOTAL		350.000	46.973.317			47.323.317

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**173**	**162**		**335**	**11.761.470**	**134.676**	**11.896.146**
Alto Nivel y de Dirección	35	31		66	2.694.148	130.476	2.824.624
Directivo		1		1	48.180		48.180
Profesional y Técnico	25	13		38	978.804	3.900	982.704
Personal Administrativo	33	5		38	875.052	300	875.352
Personal Docente	43	54		97	4.982.954		4.982.954
Obrero	37	58		95	2.182.332		2.182.332
Personal Fijo a Tiempo Parcial	**1**	**1**		**2**	**64.206**		**64.206**
Personal Administrativo	1	1		2	64.206		64.206
Personal Contratado	**278**	**344**		**622**	**20.432.434**		**20.432.434**
Profesional y Técnico	71	29		100	2.549.328		2.549.328
Personal Administrativo	25	18		43	1.204.098		1.204.098
Personal Docente	144	202		346	13.729.252		13.729.252
Obrero	38	95		133	2.949.756		2.949.756
TOTAL	**452**	**507**		**959**	**32.258.110**	**134.676**	**32.392.786**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**3**	**9**	**12**	**1.065.477**
Obreros		3	3	223.115
Docentes	3	6	9	842.362
Jubilados	**45**	**89**	**134**	**18.667.321**
Obreros	19	37	56	3.556.950
Docentes	26	52	78	15.110.371
TOTAL	**48**	**98**	**146**	**19.732.798**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	101.511.020
4.02	Materiales, suministros y mercancías	6.752.769
4.03	Servicios no personales	3.882.522
4.04	Activos reales	30.000
4.07	Transferencias y donaciones	24.074.807
4.11	Disminución de pasivos	350.000
	TOTAL	**136.601.118**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**136.251.118**
INGRESOS CORRIENTES ORDINARIOS	20.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	10.000
Venta de otros bienes y servicios	10.000
INGRESOS DE OPERACIÓN	10.000
Ingresos financieros de instituciones financieras	10.000
INGRESOS CORRIENTES EXTRAORDINARIOS	136.231.118
TRANSFERENCIAS Y DONACIONES CORRIENTES	136.231.118
Donaciones corrientes internas recibidas del sector público	136.231.118
De la República	136.231.118
Recursos Ordinarios	108.984.894
Gestión Fiscal	27.246.224
1.2 GASTOS CORRIENTES	**136.221.118**
GASTOS DE CONSUMO	112.146.311
Remuneraciones	101.511.020
Sueldos, salarios y otras retribuciones	41.852.582
Beneficios y complementos de sueldos y salarios	36.277.023
Aportes patronales	5.732.279
Prestaciones sociales y otras indemnizaciones	5.720.197
Asistencia socioeconómica	11.928.939
Compra de bienes y servicios	10.635.291
Bienes de consumo	6.752.769
Servicios no personales	3.882.522
TRANSFERENCIAS Y DONACIONES CORRIENTES	24.074.807
Al sector privado	24.074.807
Transferencias corrientes al sector privado	24.074.807
Directas a personas	24.074.807
Pensiones y otros beneficios asociados	1.556.334
Jubilaciones y otros beneficios asociados	18.176.464
Otras transferencias directas a personas	4.342.009

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**30.000**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**30.000**
RECURSOS PROPIOS DE CAPITAL	30.000
Ahorro en Cuenta Corriente	30.000
2.2 GASTOS DE CAPITAL	**30.000**
INVERSIÓN REAL DIRECTA	30.000
Formación bruta de capital Fijo	30.000
Maquinaria, equipos y otros bienes muebles	30.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**350.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	350.000
Disminución de otros activos financieros	350.000
Disminución de disponibilidades	350.000
Disminución de Bancos	350.000
3.2 APLICACIONES FINANCIERAS	**350.000**
DISMINUCIÓN DE PASIVOS	350.000
Disminución de cuentas y efectos por pagar	350.000
Disminución de cuentas y efectos por pagar a corto plazo	349.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	190.000
Disminución de aportes patronales y retenciones laborales por pagar	9.000
Disminución de otros aportes patronales por pagar	9.000
Disminución cuentas por pagar a proveedores a corto plazo	150.000
Disminución de otras cuentas y efectos por pagar	1.000
Disminución de otras cuentas por pagar a corto plazo	1.000

A0048

Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL OESTE "MARISCAL SUCRE"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Universitario de Tecnología del Oeste "Mariscal Sucre" (IUTOMS), en el proceso de transformación a Universidad Politécnica de acuerdo al Programa Nacional de Formación (PNF) de la Misión Alma Mater, orientará los recursos presupuestarios según cuota asignada por el Ejecutivo Nacional, asumiendo los lineamientos establecidos por el Ministerio del Poder Popular para la Educación Universitaria.

En este sentido, la institución se ubica dentro de un nivel de eficiencia con disposición e iniciativa, en el sistema educativo del país, contando con el apoyo de los miembros que conforman la organización para el desarrollo de las actividades, metas y objetivos planteados.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**52.749.109**
INGRESOS CORRIENTES ORDINARIOS	52.749.109
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	40.000
Venta de otros bienes y servicios	40.000
INGRESOS DE LA PROPIEDAD	171.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	171.000
Alquileres	171.000
TRANSFERENCIAS CORRIENTES	52.538.109
Transferencias corrientes del sector público	52.538.109
Transferencias corrientes internas recibidas del sector público	52.538.109
De la República	52.538.109
FUENTES DE FINANCIAMIENTO	**280.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	280.000
Disminución de otros activos financieros	280.000
Disminución de disponibilidades	280.000
Disminución de Bancos	280.000
TOTAL RECURSOS	**53.029.109**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**52.707.181**
GASTOS DE CONSUMO	47.380.846
Remuneraciones	45.208.946
Sueldos, salarios y otras retribuciones	13.254.880
Beneficios y complementos de sueldos y salarios	16.485.064
Aportes patronales	1.491.031
Prestaciones sociales y otras indemnizaciones	6.667.617
Asistencia socioeconómica	4.531.476
Otros gastos de personal	2.778.878
Compra de bienes y servicios	2.171.900
Bienes de consumo	250.780
Servicios no personales	1.921.120
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.326.335
Al sector privado	5.326.335
Transferencias corrientes al sector privado	5.214.335
Directas a personas	5.214.335
Pensiones y otros beneficios asociados	661.715
Jubilaciones y otros beneficios asociados	3.484.188
Otras transferencias directas a personas	1.068.432
Donaciones corrientes al sector privado	112.000
Donaciones a personas	112.000
GASTOS DE CAPITAL	**41.928**
INVERSIÓN REAL DIRECTA	41.928
Formación bruta de capital Fijo	40.728
Edificios e instalaciones	24.000
Maquinaria, equipos y otros bienes muebles	16.728
Bienes intangibles	1.200
APLICACIONES FINANCIERAS	**280.000**
DISMINUCIÓN DE PASIVOS	280.000
Disminución de cuentas y efectos por pagar	280.000
Disminución de cuentas y efectos por pagar a corto plazo	280.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	26.000
Disminución de aportes patronales y retenciones laborales por pagar	164.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	7.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	32.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	8.400
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	8.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	8.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	97.600
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	3.000
Disminución cuentas por pagar a proveedores a corto plazo	30.000
Disminución cuentas por pagar a contratistas a corto plazo	60.000
TOTAL GASTOS	**53.029.109**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113671	Programas Nacionales de Formación	Matricula			3.600		17.518.447			17.518.447
113672	Programas de postgrado o estudios avanzados	Matricula			155		114.000			114.000
113674	Formación de Carreras	Matricula			2.400		7.899.445			7.899.445
113676	Sistema de Recursos para la formación e Intercambio Académico	Usuario	3.828	2.552	6.380		236.004			236.004
113687	Investigación, Innovación y Gestión del Conocimiento	Proyecto			4		113.414			113.414
113689	Intercambio y Gestión del Conocimiento con la Sociedad	Evento			9		708.362			708.362
113690	Sistema de Apoyo al Desarrollo Estudiantil	Matricula			6.000		2.453.149			2.453.149
113692	Desarrollo y Mantenimiento de Infraestructura	Metro Cuadrado			2.222		2.419.850			2.419.850
113693	Territorialización y Municipalización de la Educación Universitaria	Proyecto			58		126.000			126.000
TOTAL							31.588.671			31.588.671

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		14.992.707			14.992.707
02	Gestión Administrativa	491.000	1.810.828			2.301.828
03	Previsión y Protección Social		4.145.903			4.145.903
TOTAL		491.000	20.949.438			21.440.438

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**105**	**103**		**208**	**7.695.248**	**55.566**	**7.750.814**
Alto Nivel y de Dirección		10		10	167.546		167.546
Profesional y Técnico	32	8		40	912.413	55.566	967.979
Personal Administrativo	19	2		21	608.275		608.275
Personal Docente	33	59		92	4.957.890		4.957.890
Obrero	21	24		45	1.049.124		1.049.124
Personal Fijo a Tiempo Parcial	**1**	**5**		**6**	**110.068**		**110.068**
Personal Docente	1	5		6	110.068		110.068
Personal Contratado	**81**	**105**		**186**	**5.449.564**		**5.449.564**
Directivo		1		1	48.180		48.180
Profesional y Técnico	7	7		14	530.894		530.894
Personal Administrativo	9	15		24	353.930		353.930
Personal Docente	49	74		123	4.086.468		4.086.468
Obrero	16	8		24	430.092		430.092
TOTAL	**187**	**213**		**400**	**13.254.880**	**55.566**	**13.310.446**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**4**		**4**	**329.939**
Empleados	1		1	36.674
Docentes	3		3	293.265
Jubilados	**16**	**18**	**34**	**3.484.188**
Obreros		1	1	51.147
Docentes	16	17	33	3.433.041
TOTAL	**20**	**18**	**38**	**3.814.127**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	45.208.946
4.02	Materiales, suministros y mercancías	250.780
4.03	Servicios no personales	1.921.120
4.04	Activos reales	41.928
4.07	Transferencias y donaciones	5.326.335
4.11	Disminución de pasivos	280.000
	TOTAL	**53.029.109**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**52.749.109**
INGRESOS CORRIENTES ORDINARIOS	52.749.109
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	40.000
Venta de otros bienes y servicios	40.000
INGRESOS DE LA PROPIEDAD	171.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	171.000
Alquileres	171.000
TRANSFERENCIAS CORRIENTES	52.538.109
Transferencias corrientes del sector público	52.538.109
Transferencias corrientes internas recibidas del sector público	52.538.109
De la República	52.538.109
Recursos Ordinarios	42.030.487
Gestión Fiscal	10.507.622
1.2 GASTOS CORRIENTES	**52.707.181**
GASTOS DE CONSUMO	47.380.846
Remuneraciones	45.208.946
Sueldos, salarios y otras retribuciones	13.254.880
Beneficios y complementos de sueldos y salarios	16.485.064
Aportes patronales	1.491.031
Prestaciones sociales y otras indemnizaciones	6.667.617
Asistencia socioeconómica	4.531.476
Otros gastos de personal	2.778.878
Compra de bienes y servicios	2.171.900
Bienes de consumo	250.780
Servicios no personales	1.921.120
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.326.335
Al sector privado	5.326.335
Transferencias corrientes al sector privado	5.214.335
Directas a personas	5.214.335
Pensiones y otros beneficios asociados	661.715
Jubilaciones y otros beneficios asociados	3.484.188

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Otras transferencias directas a personas	1.068.432
Donaciones corrientes al sector privado	112.000
Donaciones a personas	112.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**41.928**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**41.928**
RECURSOS PROPIOS DE CAPITAL	41.928
Ahorro en Cuenta Corriente	41.928
2.2 GASTOS DE CAPITAL	**41.928**
INVERSIÓN REAL DIRECTA	41.928
Formación bruta de capital Fijo	40.728
Edificios e instalaciones	24.000
Maquinaria, equipos y otros bienes muebles	16.728
Bienes intangibles	1.200
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**280.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	280.000
Disminución de otros activos financieros	280.000
Disminución de disponibilidades	280.000
Disminución de Bancos	280.000
3.2 APLICACIONES FINANCIERAS	**280.000**
DISMINUCIÓN DE PASIVOS	280.000
Disminución de cuentas y efectos por pagar	280.000
Disminución de cuentas y efectos por pagar a corto plazo	280.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	26.000
Disminución de aportes patronales y retenciones laborales por pagar	164.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	7.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (IPASME)	32.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	8.400
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	8.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	8.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	97.600
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	3.000
Disminución cuentas por pagar a proveedores a corto plazo	30.000
Disminución cuentas por pagar a contratistas a corto plazo	60.000

A0053

Instituto Universitario de Tecnología Dr. Delfín Mendoza, Tucupita

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DR. DELFÍN MENDOZA, TUCUPITA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Universitario de Tecnología "Dr. Delfín Mendoza" de Tucupita, se plantea una política presupuestaria acorde a las disposiciones legales vigentes, en concordancia con las orientaciones generales para la formulación del presupuesto según los lineamientos impartidos por la Oficina Nacional de Presupuesto y por el Ministerio del Poder Popular para la Educación Universitaria, todo ello, dentro de las disposiciones constitucionales sobre la administración y la Función Pública.

La misión del Instituto, es la formación de Técnicos Superiores Universitarios, altamente calificados en áreas de su competencia capaces de contribuir con el desarrollo económico, social y cultural del país y de la región oriental, a través de actividades de extensión y producción. La visión está enmarcada en que todos sus miembros interactúen en un clima organizacional con elevados valores éticos y morales, generando conocimientos, metodología y tecnología en un ambiente caracterizado por la excelencia académica, la efectividad, el liderazgo y el compromiso con la sociedad.

Su finalidad en el campo de la docencia, del proceso de enseñanza y aprendizaje, es ampliar y consolidar la formación y oferta de profesionales en las siguientes carreras: Administración, Mención: Fiscal y Tributaria, Contaduría Pública, Enfermería; Tecnología Agropecuaria, Mención: Producción Animal y Producción Vegetal; Construcción Civil; Educación Integral; Educación Física, Deportes y Turismo; así como la consolidación de los Programas Nacionales de Formación Agroalimentaria, Construcción Civil, Informática y Administración, en concordancia con los avances del conocimiento y la tecnología, además de la reorganización de los mercados de trabajo, a fin de formar recursos humanos emprendedores para ubicarse en los campos de trabajos.

El presupuesto como instrumento formal de planificación y coordinación de las acciones institucionales a ejecutar el próximo año, está orientado a la búsqueda de mayor productividad en la gestión, investigación y desarrollo. Así como la atención integral al estudiante e incremento de los servicios de comedor, becas, ayudantías. Todo ello con miras a crear un Nuevo Modelo de Gestión Universitaria, afianzado en los valores socialistas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**86.570.030**
INGRESOS CORRIENTES ORDINARIOS	86.570.030
INGRESOS DE OPERACIÓN	38.880
Otros ingresos de operación	38.880
INGRESOS DE LA PROPIEDAD	1.000
Intereses	1.000
Intereses internos	1.000
Intereses por depósitos	1.000
TRANSFERENCIAS CORRIENTES	86.530.150
Transferencias corrientes del sector público	86.530.150
Transferencias corrientes internas recibidas del sector público	86.530.150
De la República	86.530.150
TOTAL RECURSOS	**86.570.030**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**86.570.030**
GASTOS DE CONSUMO	81.113.401
Remuneraciones	77.093.308
Sueldos, salarios y otras retribuciones	24.699.307
Beneficios y complementos de sueldos y salarios	28.284.310
Aportes patronales	2.593.896
Prestaciones sociales y otras indemnizaciones	9.769.776
Asistencia socioeconómica	6.685.754
Otros gastos de personal	5.060.265
Compra de bienes y servicios	4.020.093
Bienes de consumo	189.700
Servicios no personales	3.830.393
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.456.629
Al sector privado	4.807.653
Transferencias corrientes al sector privado	4.807.653
Directas a personas	4.298.753
Pensiones y otros beneficios asociados	515.069
Jubilaciones y otros beneficios asociados	3.783.684
Otras transferencias corrientes internas al sector privado	508.900
Al sector público	648.976
Transferencias corrientes al sector público	648.976
A los entes descentralizados sin fines empresariales para sus gastos	648.976
TOTAL GASTOS	**86.570.030**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113794	Formación en carreras	Matricula			4.200		22.808.426			22.808.426
114307	Sistema de apoyo al desarrollo estudiantil	Servicio Prestado			8.400		4.889.498			4.889.498
114373	Territorialización y municipalización de la educación superior	Plan			4		6.528.142			6.528.142
114463	Desarrollo y mantenimiento de la infraestructura física	Metro Cuadrado			103.300		22.438.024			22.438.024
114850	Sistema de recursos para la Formación e intercambio académico	Usuario Atendido	5.040	3.360	8.400	30.480	1.925.298			1.955.778
115623	Programas nacionales de formación	Matricula			8.000		2.875.704			2.875.704
TOTAL						30.480	61.465.092			61.495.572

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		20.523.805			20.523.805
02	Gestión Administrativa	9.400	242.500			251.900
03	Previsión y Protección Social		4.298.753			4.298.753
	TOTAL	9.400	25.065.058			25.074.458

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**140**	**218**	**12**	**370**	**11.378.689**	**63.655**	**11.442.344**
Alto Nivel y de Dirección	2	1		3	159.168		159.168
Profesional y Técnico	58	37	9	104	2.697.612	63.655	2.761.267
Personal Administrativo	15	3	3	21	457.368		457.368
Personal Docente	22	30		52	3.462.996		3.462.996
Obrero	43	147		190	4.601.545		4.601.545
Personal Fijo a Tiempo Parcial	**7**	**3**		**10**	**236.952**		**236.952**
Profesional y Técnico	1			1	12.132		12.132
Personal Docente	3	3		6	185.472		185.472
Personal Médico	3			3	39.348		39.348
Personal Contratado	**356**	**315**		**671**	**12.620.114**		**12.620.114**
Profesional y Técnico	43	21		64	1.591.212		1.591.212
Personal Administrativo	20	10		30	617.040		617.040
Personal Docente	278	218		496	8.589.432		8.589.432
Personal Médico		2		2	39.336		39.336
Obrero	15	64		79	1.783.094		1.783.094
TOTAL	**503**	**536**	**12**	**1.051**	**24.235.755**	**63.655**	**24.299.410**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**3**	**5**	**8**	**702.956**
Obreros	1	2	3	166.567
Docentes	2	3	5	536.389
Jubilados	**16**	**21**	**37**	**3.596.035**
Alto Nivel y de Dirección	4	3	7	1.128.003
Obreros	7	8	15	736.900
Docentes	5	10	15	1.731.132
TOTAL	**19**	**26**	**45**	**4.298.991**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	77.093.308
4.02	Materiales, suministros y mercancías	189.700
4.03	Servicios no personales	3.830.393
4.07	Transferencias y donaciones	5.456.629
	TOTAL	**86.570.030**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**86.570.030**
INGRESOS CORRIENTES ORDINARIOS	86.570.030
INGRESOS DE OPERACIÓN	38.880
Otros ingresos de operación	38.880
INGRESOS DE LA PROPIEDAD	1.000
Intereses	1.000
Intereses internos	1.000
Intereses por depósitos	1.000
TRANSFERENCIAS CORRIENTES	86.530.150
Transferencias corrientes del sector público	86.530.150
Transferencias corrientes internas recibidas del sector público	86.530.150
De la República	86.530.150
Recursos Ordinarios	69.224.120
Gestión Fiscal	17.306.030
1.2 GASTOS CORRIENTES	**86.570.030**
GASTOS DE CONSUMO	81.113.401
Remuneraciones	77.093.308
Sueldos, salarios y otras retribuciones	24.699.307
Beneficios y complementos de sueldos y salarios	28.284.310
Aportes patronales	2.593.896
Prestaciones sociales y otras indemnizaciones	9.769.776
Asistencia socioeconómica	6.685.754
Otros gastos de personal	5.060.265
Compra de bienes y servicios	4.020.093
Bienes de consumo	189.700
Servicios no personales	3.830.393
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.456.629
Al sector privado	4.807.653
Transferencias corrientes al sector privado	4.807.653
Directas a personas	4.298.753
Pensiones y otros beneficios asociados	515.069
Jubilaciones y otros beneficios asociados	3.783.684

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Otras transferencias corrientes internas al sector privado	508.900
Al sector público	648.976
Transferencias corrientes al sector público	648.976
A los entes descentralizados sin fines empresariales para sus gastos	648.976
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	**0**

A0060

Instituto Universitario de Tecnología de Caripito

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE CARIPITO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Universitario de Tecnología de Caripito, atendiendo lo previsto dentro del proceso de modernización y transformación en el cual está inmerso, orienta su política de gasto hacia la prosecución y consolidación del cambio Institucional, fundamentado en la pertinencia social, la eficiencia, la equidad y la productividad, a través del ejercicio de las funciones de docencia, investigación, extensión, y producción.

Para cumplir con sus funciones y alcanzar las metas previstas, la Institución cuenta con una transferencia del Ejecutivo Nacional por Bs. 66.459.856 para realizar las actividades siguientes:

- Diseñar y mantener actualizado el Sistema Nacional de Información sobre la oferta y demanda en el Sistema de Educación Universitaria.
- Evaluar permanentemente la adecuación del Sistema Educativo a las necesidades del desarrollo del país.
- Coordinar con los sectores productores de bienes y servicios, la adecuación de la oferta de empleos a la cantidad y calificación de los egresados del sistema de educación universitaria.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**66.459.856**
INGRESOS CORRIENTES ORDINARIOS	66.459.856
TRANSFERENCIAS CORRIENTES	66.459.856
Transferencias corrientes del sector público	66.459.856
Transferencias corrientes internas recibidas del sector público	66.459.856
De la República	66.459.856
TOTAL RECURSOS	**66.459.856**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**66.214.856**
GASTOS DE CONSUMO	59.417.373
Remuneraciones	50.483.756
Sueldos, salarios y otras retribuciones	17.017.855
Beneficios y complementos de sueldos y salarios	7.990.432
Aportes patronales	4.509.809
Prestaciones sociales y otras indemnizaciones	3.175.000
Asistencia socioeconómica	2.610.679
Otros gastos de personal	15.179.981
Compra de bienes y servicios	8.933.617
Bienes de consumo	2.322.640
Servicios no personales	6.610.977
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.797.483
Al sector privado	6.797.483
Transferencias corrientes al sector privado	6.797.483
Directas a personas	6.797.483
Pensiones y otros beneficios asociados	1.121.123
Jubilaciones y otros beneficios asociados	5.009.412
Otras transferencias directas a personas	666.948
GASTOS DE CAPITAL	**145.000**
INVERSIÓN REAL DIRECTA	145.000
Formación bruta de capital Fijo	145.000
Maquinaria, equipos y otros bienes muebles	145.000
APLICACIONES FINANCIERAS	**100.000**
DISMINUCIÓN DE PASIVOS	100.000
Disminución de cuentas y efectos por pagar	100.000
Disminución de cuentas y efectos por pagar a corto plazo	100.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	100.000
TOTAL GASTOS	**66.459.856**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114322	Programas Nacionales de Formación	Alumno Atendido	1.593	3.147	4.740		15.706.919			15.706.919
114416	Formación de Carrera	Alumno Atendido	450	811	1.261		3.755.305			3.755.305
114587	Formulación de Postgrado o Estudios Avanzados	Matricula			225		1.189.752			1.189.752
114589	Investigación, Innovación y Gestión del Conocimiento	Investigación			250		572.600			572.600
114604	Intercambio y gestión del Conocimiento con la Sociedad.	Comunidad			20		650.000			650.000
114605	Sistema de Recursos para la Formación e Intercambio académico	Usuario Atendido	1.593	3.147	4.740		260.000			260.000
114608	Desarrollo y Mantenimiento de Infraestructura Física.	Metro Cuadrado			400		11.027.303			11.027.303
114636	Sistema de Apoyo al Desarrollo Estudiantil	Servicio			9		5.798.448			5.798.448
114662	Territorialización y Municipalización de la educación Universitaria	Plan			6.000		2.888.326			2.888.326
TOTAL							41.848.653			41.848.653

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		17.379.166			17.379.166
02	Gestión Administrativa		1.001.502			1.001.502
03	Previsión y Protección Social		6.230.535			6.230.535
TOTAL			24.611.203			24.611.203

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**160**	**147**	**20**	**327**	**14.389.203**		**14.389.203**
Alto Nivel y de Dirección	6	8		14	1.532.306		1.532.306
Profesional y Técnico	29	21	9	59	4.506.614		4.506.614
Personal Administrativo	57	6	7	70	1.346.132		1.346.132
Personal Docente	43	44		87	5.442.227		5.442.227
Obrero	25	68	4	97	1.561.924		1.561.924
Personal Contratado	**79**	**74**	**12**	**165**	**7.049.893**		**7.049.893**
Personal Administrativo	19	18	3	40	2.115.724		2.115.724
Personal Docente	58	52	5	115	4.593.913		4.593.913
Obrero	2	4	4	10	340.256		340.256
TOTAL	239	221	32	492	21.439.096		21.439.096

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1**	**10**	**11**	**1.520.460**
Obreros		2	2	137.102
Docentes	1	8	9	1.383.358
Jubilados	**9**	**22**	**31**	**4.610.075**
Obreros	2	1	3	338.324
Docentes	7	21	28	4.271.751
TOTAL	10	32	42	6.130.535

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	50.483.756
4.02	Materiales, suministros y mercancías	2.322.640
4.03	Servicios no personales	6.610.977
4.04	Activos reales	145.000
4.07	Transferencias y donaciones	6.797.483
4.11	Disminución de pasivos	100.000
	TOTAL	**66.459.856**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**66.459.856**
INGRESOS CORRIENTES ORDINARIOS	66.459.856
TRANSFERENCIAS CORRIENTES	66.459.856
Transferencias corrientes del sector público	66.459.856
Transferencias corrientes internas recibidas del sector público	66.459.856
De la República	66.459.856
Recursos Ordinarios	53.167.885
Gestión Fiscal	13.291.971
1.2 GASTOS CORRIENTES	**66.214.856**
GASTOS DE CONSUMO	59.417.373
Remuneraciones	50.483.756
Sueldos, salarios y otras retribuciones	17.017.855
Beneficios y complementos de sueldos y salarios	7.990.432
Aportes patronales	4.509.809
Prestaciones sociales y otras indemnizaciones	3.175.000
Asistencia socioeconómica	2.610.679
Otros gastos de personal	15.179.981
Compra de bienes y servicios	8.933.617
Bienes de consumo	2.322.640
Servicios no personales	6.610.977
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.797.483
Al sector privado	6.797.483
Transferencias corrientes al sector privado	6.797.483
Directas a personas	6.797.483
Pensiones y otros beneficios asociados	1.121.123
Jubilaciones y otros beneficios asociados	5.009.412
Otras transferencias directas a personas	666.948
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**245.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**245.000**
RECURSOS PROPIOS DE CAPITAL	245.000
Ahorro en Cuenta Corriente	245.000
2.2 GASTOS DE CAPITAL	**145.000**
INVERSIÓN REAL DIRECTA	145.000
Formación bruta de capital Fijo	145.000
Maquinaria, equipos y otros bienes muebles	145.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**100.000**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**100.000**
SUPERÁVIT FINANCIERO	100.000
3.2 APLICACIONES FINANCIERAS	**100.000**
DISMINUCIÓN DE PASIVOS	100.000
Disminución de cuentas y efectos por pagar	100.000
Disminución de cuentas y efectos por pagar a corto plazo	100.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	100.000

A0080

Universidad del Zulia (LUZ)

UNIVERSIDAD DEL ZULIA (LUZ)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Universidad del Zulia (LUZ) es una institución científica, educativa integrada a la sociedad y fundamentada en los más sólidos principios de autonomía, ética, justicia, libertad, equidad, calidad, eficiencia, excelencia y con pertinencia social, cuyo propósito es la búsqueda del saber y la verdad, mediante la creación, transmisión y aplicación del conocimiento como el valor social que genera competencia para la creatividad e innovación, a través de una adecuada relación con el sector productivo, con las comunidades, organismos públicos y el resto del sector educativo, para la elaboración oportuna de alternativas viables a los problemas de la región y el país.

La Universidad del Zulia, se proyectará como una Institución científico educativa, moderna y de vanguardia, con capacidad de auto gestión, de reconocido prestigio regional, nacional e internacional por su excelencia académica y compromiso social, en la generación de los conocimientos científico competitivo, transferible a través de la formación integral de profesionales capacitados para interactuar con independencia y asertividad en sociedades globales y con capacidad de llevar adelante los cambios que el país necesita, que contribuyan a elevar la calidad de vida del ser humano, fortaleciendo así sus valores trascendentales y desarrollo integral.

- Constituirse en una Institución generadora de respuestas adecuadas, basadas en el desarrollo y consolidación del conocimiento como ventaja competitiva, que sea trasmitido por vía de la docencia y la extensión, fortaleciendo los procesos de cambio de la Institución y del país.

- Conducir un proceso de formación de un profesional hábil y útil, para ubicarse en un mundo competitivo, globalizado, integrado, regionalizado y en proceso acelerado de transformación, con base en resultado de una educación con calidad científica y pertinencia social.

- Consolidarse como una Universidad promotora en la concepción y adaptación de nuevos conocimientos e innovaciones tecnológica, conforme a las grandes transformaciones del mundo contemporáneo.

- Fomentar las potencialidades de producción de bienes y servicios competitivos como medio para fortalecer las funciones de investigación, docencia y extensión.

- Incrementar y consolidar las alianzas estratégicas nacionales e internacionales con el sector público y privado, en un proceso de cooperación para satisfacer necesidades mutuas.

- Transformar la gerencia universitaria basada en un modelo cultural centrado en las personas y en los procesos, tendente hacia la modernización de la Institución.

Igualmente orientará, los recursos hacia la continuación y culminación de los proyectos que están en proceso de ejecución, privilegiando la inversión en proyectos que representen un efecto multiplicador importante, en el nivel de empleo, en el marco de la concepción estratégica del desarrollo endógeno.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**982.397.730**
INGRESOS CORRIENTES ORDINARIOS	982.397.730
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	48.168.060
Venta de otros bienes y servicios	48.168.060
TRANSFERENCIAS CORRIENTES	934.229.670
Transferencias corrientes del sector público	934.229.670
Transferencias corrientes internas recibidas del sector público	934.229.670
De la República	934.229.670
TOTAL RECURSOS	**982.397.730**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**938.237.460**
GASTOS DE CONSUMO	559.124.332
Remuneraciones	450.227.505
Sueldos, salarios y otras retribuciones	232.550.688
Beneficios y complementos de sueldos y salarios	129.794.383
Aportes patronales	985.505
Prestaciones sociales y otras indemnizaciones	58.977.059
Asistencia socioeconómica	20.509.258
Otros gastos de personal	7.410.612
Compra de bienes y servicios	108.896.827
Bienes de consumo	36.221.299
Servicios no personales	72.675.528
TRANSFERENCIAS Y DONACIONES CORRIENTES	379.113.128
Al sector privado	374.530.709
Transferencias corrientes al sector privado	363.773.085
Directas a personas	343.736.624
Pensiones y otros beneficios asociados	28.345.806
Jubilaciones y otros beneficios asociados	315.390.818
A instituciones sin fines de lucro	20.036.461
Donaciones corrientes al sector privado	10.757.624
Donaciones a personas	10.625.274
Donaciones a instituciones sin fines de lucro	132.350
Al sector público	4.547.019
Transferencias corrientes al sector público	4.516.683
A la República	1.800
A los entes descentralizados sin fines empresariales para sus gastos	4.349.383
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	165.500
Donaciones corrientes al sector público	30.336
A los entes descentralizados sin fines empresariales	30.336
Al sector externo	35.400
Transferencias corrientes al exterior	35.400
Becas de capacitación e investigación en el exterior	28.000
A organismos internacionales	7.400

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS DE CAPITAL	**19.245.391**
INVERSIÓN REAL DIRECTA	19.245.391
Formación bruta de capital fijo	19.245.391
Maquinaria, equipos y otros bienes muebles	744.463
Bienes preexistentes	15.059.188
Construcciones de bienes de dominio privado	2.955.240
Construcciones de bienes de dominio público	486.500
APLICACIONES FINANCIERAS	**24.914.879**
DISMINUCIÓN DE PASIVOS	24.914.879
Disminución de cuentas y efectos por pagar	24.914.879
Disminución de cuentas y efectos por pagar a mediano y largo plazo	24.914.879
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	24.914.879
TOTAL GASTOS	**982.397.730**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114712	Formación de Postgrado o Estudios Avanzados	Matrícula			7.322	13.347.737	3.804.947			17.152.684
114728	Desarrollo y Mantenimiento de la Infraestructura Física	Metro Cuadrado			70.167	1.830.353	67.802.704			69.633.057
114733	Formación en Carreras	Matrícula			64.019	7.301.359	211.820.744			219.122.103
114734	Sistema de Recursos para la Formación e Intercambio Académico	Usuario			192.184	2.933.749	1.797.294			4.731.043
114813	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			209	5.652.088	3.092.251			8.744.339
114826	Investigación, Innovación y Gestión del Conocimiento	Proyecto			652	2.916.880	15.633.295			18.550.175
114938	Sistema de Apoyo al Desarrollo Estudiantil	Servicio			22	1.123.300	26.932.860			28.056.160
	TOTAL					**35.105.466**	**330.884.095**			**365.989.561**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		197.063.745			197.063.745
02	Gestión Administrativa	13.062.594	62.547.205			75.609.799
03	Previsión y Protección Social		343.734.625			343.734.625
	TOTAL	**13.062.594**	**603.345.575**			**616.408.169**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**3.033**	**2.280**	**44**	**5.357**	**194.697.960**	**5.295.335**	**199.993.295**
Directivo	113	72		185	9.926.304	734.388	10.660.692
Profesional y Técnico	863	380		1.243	33.257.556		33.257.556
Personal Administrativo	644	376		1.020	50.532.324		50.532.324
Personal Docente	1.232	718	44	1.994	89.492.100	4.021.931	93.514.031
Obrero	181	734		915	11.489.676	539.016	12.028.692
Personal Fijo a Tiempo Parcial	**299**	**223**	**23**	**545**	**10.438.056**	**377.518**	**10.815.574**
Profesional y Técnico	17	27		44	1.033.488		1.033.488
Personal Administrativo		3		3	34.956		34.956
Personal Docente	282	193	23	498	9.369.612	377.518	9.747.130
Personal Contratado	**340**	**172**	**262**	**774**	**27.414.672**		**27.414.672**
Profesional y Técnico	165	35		200	6.666.600		6.666.600
Personal Administrativo	101	74		175	13.860.132		13.860.132
Personal Docente	73	40	262	375	6.620.856		6.620.856
Obrero	1	23		24	267.084		267.084
TOTAL	**3.672**	**2.675**	**329**	**6.676**	**232.550.688**	**5.672.853**	**238.223.541**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**132**	**145**	**277**	**6.415.583**
Obreros	22	100	122	2.608.999
Empleados	84	35	119	2.894.703
Docentes	26	10	36	911.881
Jubilados	**2.127**	**2.663**	**4.790**	**311.588.819**
Alto Nivel y de Dirección	1	6	7	913.255
Obreros	99	565	664	16.350.622
Empleados	1.052	695	1.747	83.319.595
Docentes	975	1.397	2.372	211.005.347
TOTAL	**2.259**	**2.808**	**5.067**	**318.004.402**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	450.227.505
4.02	Materiales, suministros y mercancías	36.221.299
4.03	Servicios no personales	72.675.528
4.04	Activos reales	19.245.391
4.07	Transferencias y donaciones	379.113.128
4.11	Disminución de pasivos	24.914.879
	TOTAL	**982.397.730**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**982.397.730**
INGRESOS CORRIENTES ORDINARIOS	982.397.730
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	48.168.060
Venta de otros bienes y servicios	48.168.060
TRANSFERENCIAS CORRIENTES	934.229.670
Transferencias corrientes del sector público	934.229.670
Transferencias corrientes internas recibidas del sector público	934.229.670
De la República	934.229.670
Recursos Ordinarios	700.672.253
Gestión fiscal	233.557.417
1.2 GASTOS CORRIENTES	**938.237.460**
GASTOS DE CONSUMO	559.124.332
Remuneraciones	450.227.505
Sueldos, salarios y otras retribuciones	232.550.688
Beneficios y complementos de sueldos y salarios	129.794.383
Aportes patronales	985.505
Prestaciones sociales y otras indemnizaciones	58.977.059
Asistencia socioeconómica	20.509.258
Otros gastos de personal	7.410.612
Compra de bienes y servicios	108.896.827
Bienes de consumo	36.221.299
Servicios no personales	72.675.528
TRANSFERENCIAS Y DONACIONES CORRIENTES	379.113.128
Al sector privado	374.530.709
Transferencias corrientes al sector privado	363.773.085
Directas a personas	343.736.624
Pensiones y otros beneficios asociados	28.345.806
Jubilaciones y otros beneficios asociados	315.390.818
A instituciones sin fines de lucro	20.036.461
Donaciones corrientes al sector privado	10.757.624
Donaciones a personas	10.625.274
Donaciones a instituciones sin fines de lucro	132.350

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Al sector público	4.547.019
Transferencias corrientes al sector público	4.516.683
A la República	1.800
A los entes descentralizados sin fines empresariales para sus gastos	4.349.383
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	165.500
Donaciones corrientes al sector público	30.336
A los entes descentralizados sin fines empresariales	30.336
Al sector externo	35.400
Transferencias corrientes al exterior	35.400
Becas de capacitación e investigación en el exterior	28.000
A organismos internacionales	7.400
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**44.160.270**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**44.160.270**
RECURSOS PROPIOS DE CAPITAL	44.160.270
Ahorro en Cuenta Corriente	44.160.270
2.2 GASTOS DE CAPITAL	**19.245.391**
INVERSIÓN REAL DIRECTA	19.245.391
Formación bruta de capital fijo	19.245.391
Maquinaria, equipos y otros bienes muebles	744.463
Bienes preexistentes	15.059.188
Construcciones de bienes de dominio privado	2.955.240
Construcciones de bienes de dominio público	486.500
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**24.914.879**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**24.914.879**
SUPERÁVIT FINANCIERO	24.914.879

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
3.2 APLICACIONES FINANCIERAS	**24.914.879**
DISMINUCIÓN DE PASIVOS	24.914.879
Disminución de cuentas y efectos por pagar	24.914.879
Disminución de cuentas y efectos por pagar a mediano y largo plazo	24.914.879
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	24.914.879

A0081

Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)

UNIVERSIDAD NACIONAL EXPERIMENTAL POLITÉCNICA ANTONIO JOSÉ DE SUCRE (UNEXPO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO), tiene como visión, ser una institución de educación superior que conjuga aspiraciones, conocimientos, habilidades, competencias, valores, actividades, procedimientos, procesos y ambientes con los diversos sectores sociales y el Estado, con el propósito de:

- Dar formación permanente e integral, fundamentalmente, en el área de la ingeniería y la tecnología con un alto nivel de calidad.
- Generar, divulgar y aplicar conocimiento socialmente significativo y dar un uso social a ese conocimiento.

Contribuyendo así al desarrollo del país, generando comportamientos ciudadanos de democracia y participación, formando profesionales en el área tecnológica, creando ocupaciones de calidad, introduciendo modificaciones en el proceso productivo, estimulando el desarrollo tecnológico, interviniendo en la corrección de desequilibrios sociales, asegurando la base de sustentación ecológica y aportando soluciones, políticamente viables e históricamente relevantes, a las necesidades de transformación de la sociedad para la construcción de un futuro mejor.

La Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO), institución pública de educación superior, fundamentalmente, en el área de la ingeniería y de la tecnología, tiene como misión contribuir con el desarrollo humano, científico y tecnológico del país, al cumplir las funciones básicas universitarias: Docencia, Investigación y Extensión, con significación social y con un alto nivel de calidad.

De la misión y visión de la Universidad se derivan los siguientes objetivos Institucionales:

- Alcanzar la justicia social mediante una educación de calidad para todos, disminuyendo la cantidad de inequidades sociales y priorizando la satisfacción de las necesidades de la sociedad.
- Fortalecer el modelo de educación politécnica como una contribución al desarrollo del país.

La Universidad Nacional Experimental Politécnica "Antonio José de Sucre" (UNEXPO) a fin de lograr los objetivos propuestos, formula las siguientes directrices:

- Fortalecer el modelo de educación politécnica.
- Crear una comisión coordinadora para llevar a cabo el debate sobre la redefinición del modelo de educación politécnica ante la realidad social, política y económica del país y ante la diversidad de expectativas individuales y colectivas existente en las sedes de la UNEXPO a nivel nacional.
- Promover y facilitar la articulación y la homologación progresiva de procesos académicos y administrativos y de estructuras organizativas y funcionales.
- Adecuar la normativa a los cambios que lleguen a proponerse, a las disposiciones de las nuevas Leyes y sus Reglamentos y a la dinámica social actual.
- Mejorar la equidad en el acceso y el desempeño estudiantil.
- Dar formación integral y permanente a los estudiantes, al personal docente y al personal en general de la universidad y proveer de los medios necesarios y suficientes para el desempeño de sus actividades.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**272.805.270**
INGRESOS CORRIENTES ORDINARIOS	272.805.270
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.152.376
Venta de otros bienes y servicios	3.152.376
TRANSFERENCIAS CORRIENTES	269.652.894
Transferencias corrientes del sector público	269.652.894
Transferencias corrientes internas recibidas del sector público	269.652.894
De la República	269.652.894
TOTAL RECURSOS	**272.805.270**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**256.890.194**
GASTOS DE CONSUMO	150.114.739
Remuneraciones	127.105.973
Sueldos, salarios y otras retribuciones	73.063.543
Beneficios y complementos de sueldos y salarios	34.562.572
Aportes patronales	2.658.092
Asistencia socioeconómica	16.803.657
Otros gastos de personal	18.109
Compra de bienes y servicios	22.562.670
Bienes de consumo	1.742.587
Servicios no personales	20.820.083
Impuestos indirectos	446.096
TRANSFERENCIAS Y DONACIONES CORRIENTES	106.775.455
Al sector privado	104.752.527
Transferencias corrientes al sector privado	104.737.243
Directas a personas	103.490.914
Pensiones y otros beneficios asociados	9.671.938
Jubilaciones y otros beneficios asociados	86.112.941
Otras transferencias directas a personas	7.706.035
A instituciones sin fines de lucro	1.211.396
Otras transferencias corrientes internas al sector privado	34.933
Donaciones corrientes al sector privado	15.284
Donaciones a personas	15.284
Al sector público	2.022.928
Transferencias corrientes al sector público	2.022.928
A los entes descentralizados sin fines empresariales para sus gastos	2.022.928
GASTOS DE CAPITAL	**1.237.102**
INVERSIÓN REAL DIRECTA	1.237.102
Formación bruta de capital fijo	1.237.102
Maquinaria, equipos y otros bienes muebles	1.210.422
Construcciones de bienes de dominio privado	26.680

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**14.677.974**
DISMINUCIÓN DE PASIVOS	14.677.974
Disminución de otros pasivos	14.677.974
Disminución de provisiones y reservas técnicas	14.677.974
Disminución de provisiones	14.677.974
Disminución de provisiones para beneficios sociales	14.677.974
TOTAL GASTOS	**272.805.270**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115527	Formación en Carreras.	Matrícula			18.492	750.187	55.977.138			56.727.325
115768	Investigación, Innovación y Gestión del Conocimiento.	Investigación			92		655.045			655.045
115770	Sistema de Recursos para la Formación e Intercambio Académico.	Usuario	11.782	23.980	35.762	3.872	7.872.839			7.876.711
115777	Formación de Postgrado o Estudios Avanzados.	Matrícula			1.107	2.140.000	2.263.858			4.403.858
115822	Intercambio y Gestión del Conocimiento con la Sociedad.	Comunidad			43	10.000	3.350.643			3.360.643
115826	Sistema de Apoyo Desarrollo Estudiantil.	Servicio			494.257		28.557.491			28.557.491
115841	Desarrollo y Mantenimiento de la Infraestructura Física.	Metro Cuadrado			709		209.810			209.810
	TOTAL					**2.904.059**	**98.886.824**			**101.790.883**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		52.170.758			52.170.758
02	Gestión Administrativa	248.317	22.810.433			23.058.750
03	Previsión y Protección Social		95.784.879			95.784.879
	TOTAL	**248.317**	**170.766.070**			**171.014.387**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**678**	**819**	**265**	**1.762**	**46.480.248**		**46.480.248**
Alto Nivel y de Dirección	14	20		34	1.475.856		1.475.856
Directivo			1	1	41.436		41.436
Profesional y Técnico	303	190	89	582	14.392.512		14.392.512
Personal Administrativo	122	22	42	186	3.572.292		3.572.292
Personal Docente	175	387	80	642	22.311.768		22.311.768
Obrero	64	200	53	317	4.686.384		4.686.384
Personal Fijo a Tiempo Parcial	**12**	**56**	**54**	**122**	**1.485.004**		**1.485.004**
Profesional y Técnico	7	21	10	38	417.276		417.276
Personal Administrativo	1			1	7.344		7.344
Personal Docente	4	35	44	83	1.060.384		1.060.384
Personal Contratado			**112**	**112**	**2.064.468**		**2.064.468**
Profesional y Técnico			50	50	976.044		976.044
Personal Administrativo			26	26	445.584		445.584
Personal Docente			32	32	569.400		569.400
Obrero			4	4	73.440		73.440
TOTAL	**690**	**875**	**431**	**1.996**	**50.029.720**		**50.029.720**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**55**	**149**	**204**	**9.671.938**
Alto Nivel y de Dirección		1	1	76.368
Obreros	11	59	70	1.929.496
Empleados	27	23	50	2.008.074
Docentes	17	66	83	5.658.000
Jubilados	**450**	**628**	**1.078**	**86.112.941**
Alto Nivel y de Dirección	13	21	34	5.624.748
Obreros	80	143	223	9.579.849
Empleados	228	86	314	18.659.724
Docentes	129	378	507	52.248.620
TOTAL	**505**	**777**	**1.282**	**95.784.879**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	127.105.973
4.02	Materiales, suministros y mercancías	1.742.587
4.03	Servicios no personales	21.266.179
4.04	Activos reales	1.237.102
4.07	Transferencias y donaciones	106.775.455
4.11	Disminución de pasivos	14.677.974
	TOTAL	**272.805.270**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**272.805.270**
INGRESOS CORRIENTES ORDINARIOS	272.805.270
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.152.376
Venta de otros bienes y servicios	3.152.376
TRANSFERENCIAS CORRIENTES	269.652.894
Transferencias corrientes del sector público	269.652.894
Transferencias corrientes internas recibidas del sector público	269.652.894
De la República	269.652.894
Recursos Ordinarios	202.239.670
Gestión Fiscal	67.413.224
1.2 GASTOS CORRIENTES	**256.890.194**
GASTOS DE CONSUMO	150.114.739
Remuneraciones	127.105.973
Sueldos, salarios y otras retribuciones	73.063.543
Beneficios y complementos de sueldos y salarios	34.562.572
Aportes patronales	2.658.092
Asistencia socioeconómica	16.803.657
Otros gastos de personal	18.109
Compra de bienes y servicios	22.562.670
Bienes de consumo	1.742.587
Servicios no personales	20.820.083
Impuestos indirectos	446.096
TRANSFERENCIAS Y DONACIONES CORRIENTES	106.775.455
Al sector privado	104.752.527
Transferencias corrientes al sector privado	104.737.243
Directas a personas	103.490.914
Pensiones y otros beneficios asociados	9.671.938
Jubilaciones y otros beneficios asociados	86.112.941
Otras transferencias directas a personas	7.706.035
A instituciones sin fines de lucro	1.211.396
Otras transferencias corrientes internas al sector privado	34.933

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Donaciones corrientes al sector privado	15.284
Donaciones a personas	15.284
Al sector público	2.022.928
Transferencias corrientes al sector público	2.022.928
A los entes descentralizados sin fines empresariales para sus gastos	2.022.928
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**15.915.076**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**15.915.076**
RECURSOS PROPIOS DE CAPITAL	15.915.076
Ahorro en Cuenta Corriente	15.915.076
2.2 GASTOS DE CAPITAL	**1.237.102**
INVERSIÓN REAL DIRECTA	1.237.102
Formación bruta de capital fijo	1.237.102
Maquinaria, equipos y otros bienes muebles	1.210.422
Construcciones de bienes de dominio privado	26.680
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**14.677.974**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**14.677.974**
SUPERÁVIT FINANCIERO	14.677.974
3.2 APLICACIONES FINANCIERAS	**14.677.974**
DISMINUCIÓN DE PASIVOS	14.677.974
Disminución de otros pasivos	14.677.974
Disminución de provisiones y reservas técnicas	14.677.974
Disminución de provisiones	14.677.974
Disminución de provisiones para beneficios sociales	14.677.974

A0082

Universidad de Oriente (UDO)

UNIVERSIDAD DE ORIENTE (UDO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La formulación del Presupuesto de la Universidad para el ejercicio fiscal 2012, fue elaborado siguiendo los lineamientos de la Oficina de Planificación del Sector Universitario (OPSU), los cuales propiciaron destinar los recursos bajo criterios de austeridad y equidad, permitiendo de esa manera el uso racional de los ingresos públicos, otorgados por el Ejecutivo Nacional con la finalidad de lograr la maximización del ahorro en la distribución del gasto.

Asimismo, la distribución de los recursos otorgados persigue como objetivo, dar continuidad a los proyectos de pertinencia social y estar al servicio pleno de la población venezolana.

Por otra parte, la política de gastos va dirigida a las dependencias académicas como administrativas de la Institución, garantizando la operatividad de las mismas. Bajo esa perspectiva, la Universidad presenta una distribución de los créditos presupuestarios en el ámbito de los cinco núcleos y de las cuatro extensiones que la conforman, mediante el manejo y control de los recursos presupuestarios como parte de la labor que desarrolla en función de alcanzar las metas y objetivos en las áreas de Enseñanza, Investigación y Extensión.

Para el ejercicio fiscal 2012, la Universidad procurará utilizar de forma racional los recursos destinados a los servicios estudiantiles de comedor, transporte, biblioteca, servicio médico y de orientación vocacional, con la finalidad de que la mayor proporción de estudiantes sea beneficiaria de los referidos servicios.

En este sentido, dicha política coadyuvaría a crear las condiciones propicias que garanticen la permanencia y prosecución en el sistema educativo y el acceso al conocimiento y expansión de la educación superior con pertinencia social.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**799.245.175**
TRANSFERENCIAS CORRIENTES	799.245.175
Transferencias corrientes del sector público	799.245.175
Transferencias corrientes internas recibidas del sector público	799.245.175
De la República	799.245.175
TOTAL RECURSOS	**799.245.175**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**798.652.639**
GASTOS DE CONSUMO	549.514.412
Remuneraciones	499.737.498
Sueldos, salarios y otras retribuciones	190.992.496
Beneficios y complementos de sueldos y salarios	179.553.761
Aportes patronales	16.025.288
Prestaciones sociales y otras indemnizaciones	55.061.020
Asistencia socioeconómica	58.054.433
Otros gastos de personal	50.500
Compra de Bienes y servicios	49.776.914
Bienes de consumo	16.695.750
Servicios no personales	33.081.164
TRANSFERENCIAS Y DONACIONES CORRIENTES	249.138.227
Al sector privado	249.138.227
Transferencias corrientes al sector privado	249.138.227
Directas a personas	249.138.227
Pensiones y otros beneficios asociados	10.457.625
Jubilaciones y otros beneficios asociados	210.566.619
Otras transferencias directas a personas	22.603.530
A instituciones sin fines de lucro	5.510.453
GASTOS DE CAPITAL	**592.536**
INVERSIÓN REAL DIRECTA	592.536
Formación Bruta de Capital Fijo	592.536
Maquinaria, equipos y otros bienes muebles	592.536
TOTAL GASTOS	**799.245.175**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114865	Formación en Carreras	Matricula			5.230		180.046.571			180.046.571
114457	Formación de Postgrado o Estudios Avanzados	Matricula			7.764		3.500.489			3.500.489
114024	Investigación, Innovación y Gestión del Conocimiento	Investigación			106.860		11.239.831			11.239.831
114854	Sistema de Recursos para la Formación e Intercambio Académico	Usuario Atendido			673		5.823.684			5.823.684
114231	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio			200.431		70.353.527			70.353.527
114304	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			10.483		8.068.996			8.068.996
113927	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			114.624		3.260.298			3.260.298
	TOTAL						**282.293.396**			**282.293.396**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		277.411.021			231.924.197
02	Gestión Administrativa		22.099.142			70.151.258
03	Previsión y Protección Social		217.441.616			222.386.977
	TOTAL		**516.951.779**			**516.951.779**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**2.582**	**3.133**		**5.715**	**126.067.050**	**21.172.608**	**147.239.658**
Directivo	103	155		258	10.480.016	1.884.792	12.364.808
Profesional y Técnico	532	490		1.022	21.458.804	3.754.584	25.213.388
Personal Administrativo	447	318		765	9.756.125	1.862.196	11.618.321
Personal Docente	1.024	1.174		2.198	65.760.889	10.923.588	76.684.477
Obrero	476	996		1.472	18.611.216	2.747.448	21.358.664
Personal Fijo a Tiempo Parcial	**143**	**174**		**317**	**2.954.154**	**459.132**	**3.413.286**
Profesional y Técnico	30	30		60	761.130	120.804	881.934
Personal Administrativo	5	5		10	64.566	13.332	77.898
Personal Docente	108	139		247	2.128.458	324.996	2.453.454
Personal Contratado	**412**	**295**		**707**	**11.774.278**		**11.774.278**
Profesional y Técnico	58	39		97	1.835.092		1.835.092
Personal Administrativo	47	13		60	750.790		750.790
Personal Docente	287	210		497	8.533.299		8.533.299
Obrero	20	33		53	655.097		655.097
TOTAL	**3.137**	**3.602**		**6.739**	**140.795.482**	**21.631.740**	**162.427.222**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**458**	**59**	**517**	**33.083.741**
Obreros	179	17	196	6.610.870
Empleados	145	5	150	9.574.766
Docentes	134	37	171	16.898.105
Jubilados	**1.446**	**2.024**	**3.470**	**180.499.440**
Obreros	256	721	977	27.406.372
Empleados	748	578	1.326	54.533.783
Docentes	442	725	1.167	98.559.285
TOTAL	**1.904**	**2.083**	**3.987**	**213.583.181**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	499.737.498
4.02	Materiales, suministros y mercancías	16.695.750
4.03	Servicios no personales	33.081.164
4.04	Activos reales	592.536
4.07	Transferencias y donaciones	249.138.227
	TOTAL	**799.245.175**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**799.245.175**
TRANSFERENCIAS CORRIENTES	799.245.175
Transferencias corrientes del sector público	799.245.175
Transferencias corrientes internas recibidas del sector público	799.245.175
De la República	799.245.175
Recursos ordinarios	599.433.881
Gestión Fiscal	199.811.294
1.2 GASTOS CORRIENTES	**798.652.639**
GASTOS DE CONSUMO	549.514.412
Remuneraciones	499.737.498
Sueldos, salarios y otras retribuciones	190.992.496
Beneficios y complementos de sueldos y salarios	179.553.761
Aportes patronales	16.025.288
Prestaciones sociales y otras indemnizaciones	55.061.020
Asistencia socioeconómica	58.054.433
Otros gastos de personal	50.500
Compra de Bienes y servicios	49.776.914
Bienes de consumo	16.695.750
Servicios no personales	33.081.164
TRANSFERENCIAS Y DONACIONES CORRIENTES	249.138.227
Al sector privado	249.138.227
Transferencias corrientes al sector privado	249.138.227
Directas a personas	249.138.227
Pensiones y otros beneficios asociados	10.457.625
Jubilaciones y otros beneficios asociados	210.566.619
Otras transferencias directas a personas	22.603.530
A instituciones sin fines de lucro	5.510.453
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**592.536**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**592.536**
RECURSOS PROPIOS DE CAPITAL	592.536
Ahorro en Cuenta Corriente	592.536
2.2 GASTOS DE CAPITAL	**592.536**
INVERSIÓN REAL DIRECTA	592.536
Formación Bruta de Capital Fijo	592.536
Maquinaria, equipos y otros bienes muebles	592.536
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0083

Universidad de Los Andes (ULA)

UNIVERSIDAD DE LOS ANDES (ULA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Universidad de Los Andes (ULA), institución nacional de Educación Superior, pública y autónoma, al servicio de la Nación y como tal, le corresponde colaborar en la orientación de la dinámica tanto de la región andina como del país, mediante su contribución intelectual en el esclarecimiento de los problemas y el desarrollo de los potenciales regionales y nacionales, realizando una función rectora en la educación, la cultura, las artes y la ciencia, como parte del Sistema Nacional de Educación Superior.

En este sentido, sus actividades están dirigidas a crear, asimilar, enseñar y difundir el saber científico, tecnológico y humanístico, mediante la investigación, el desarrollo, la innovación, la docencia y la extensión, organizándose funcionalmente dentro de una estrecha coordinación con las demás instituciones del sistema a nivel nacional y de la región andina, con el fin de formar los equipos profesionales y técnicos que juzgue necesarios para el desarrollo y progreso de la Nación y la Región.

En este sentido, el presupuesto de la ULA para el ejercicio económico financiero 2012, está vinculado a las Líneas Generales del Plan de Desarrollo de la Nación 2007-2013 (Desarrollo de la Nueva Ética Socialista, Construcción de la Suprema Felicidad, Profundización de la Democracia Protagónica Revolucionaria, Establecimiento de un Modelo Productivo Socialista, Construcción de una Nueva Geopolítica Nacional, Convertir a Venezuela en una Potencia Energética Mundial, Avanzar hacia la Nueva Etapa en la Geopolítica Internacional).

Asimismo, el Presupuesto de la Institución se vincula a la directriz estratégica del Sector de Educación Superior, en cuanto a garantizar el acceso al conocimiento para universalizar la educación superior con pertinencia, ajustándose a las últimas medidas formuladas por el Gobierno Nacional tendentes a preservar la ética en el desarrollo de las actividades académicas y de apoyo administrativo, la inversión global dirigida a edificaciones universitarias para el uso académico y de bienestar estudiantil, saneamiento de los pasivos laborales del personal universitario, así como el mantenimiento de programas especiales para responder a la demanda estudiantil.

Se mantiene la técnica de presupuesto por proyectos como instrumento de asignación y distribución de recursos públicos y como mecanismo idóneo para mejorar la efectividad, eficiencia y transparencia del Plan Operativo Anual Institucional (POAI) y proporcionar una mayor y mejor vinculación Plan-Presupuesto. Esta técnica está amparada en el artículo 14 de la Ley Orgánica de la Administración Financiera del Sector Público, que textualmente indica "...los presupuestos públicos de gastos contendrán los gastos corrientes y de capital y utilizarán las técnicas más adecuadas para formular, ejecutar, seguir y evaluar las políticas, los planes de acción y la producción de bienes y servicios de los entes y órganos del sector público..."

La estructura presupuestaria vigente esta conformada por los proyectos institucionales como conjunto delimitado de acciones y recursos que permiten a la Institución en el año 2012, el logro de resultados para los cuales fueron concebidos. Se conciben también las acciones centralizadas necesarias para garantizar el funcionamiento de la Institución, así como el cumplimiento de otros compromisos del Estado.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**1.025.454.066**
INGRESOS CORRIENTES ORDINARIOS	1.025.454.066
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	71.368.935
Venta de otros bienes y servicios	71.368.935
INGRESOS DE LA PROPIEDAD	18.888.800
Intereses	17.353.000
Intereses internos	17.353.000
Intereses por depósitos	17.353.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	1.535.800
Alquileres	1.535.800
TRANSFERENCIAS CORRIENTES	924.661.894
Transferencias corrientes internas recibidas del sector privado	12.516.371
De instituciones sin fines de lucro	12.516.371
Transferencias corrientes del sector público	912.145.523
Transferencias corrientes internas recibidas del sector público	912.145.523
De la República	912.145.523
OTROS INGRESOS	10.534.437
Otros ingresos ordinarios	10.534.437
FUENTES DE FINANCIAMIENTO	**3.625.283**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.625.283
Disminución de otros activos financieros	3.625.283
Disminución de disponibilidades	3.625.283
Disminución de caja	3.625.283
TOTAL RECURSOS	**1.029.079.349**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**978.835.955**
GASTOS DE CONSUMO	627.113.145
Remuneraciones	474.065.101
Sueldos, salarios y otras retribuciones	174.232.435
Beneficios y complementos de sueldos y salarios	49.395.724
Aportes patronales	4.460.240
Prestaciones sociales y otras indemnizaciones	24.001.736
Asistencia socioeconómica	58.316.706
Otros gastos de personal	163.658.260
Compra de bienes y servicios	153.048.044
Bienes de consumo	78.308.823
Servicios no personales	74.739.221
TRANSFERENCIAS Y DONACIONES CORRIENTES	351.722.810
Al sector privado	347.867.644
Transferencias corrientes al sector privado	347.867.644
Directas a personas	337.629.862
Pensiones y otros beneficios asociados	30.924.383
Jubilaciones y otros beneficios asociados	270.102.482
Otras transferencias directas a personas	36.602.997
A instituciones sin fines de lucro	304.894
A empresas privadas	9.932.888
Al sector público	3.840.480
Transferencias corrientes al sector público	3.840.480
A los entes descentralizados sin fines empresariales para sus gastos	2.927.464
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	880.000
A instituciones de protección social	33.016
Al sector externo	14.686
Donaciones corrientes al exterior	14.686
A organismos a instituciones sin fines de lucro	9.086
A organismos internacionales	5.600

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS DE CAPITAL	**23.377.032**
INVERSIÓN REAL DIRECTA	21.777.032
Formación bruta de capital Fijo	17.458.869
Edificios e instalaciones	250.000
Maquinaria, equipos y otros bienes muebles	14.424.609
Bienes preexistentes	2.784.260
Tierras y terrenos	2.072.735
Bienes intangibles	2.245.428
INVERSIÓN FINANCIERA	1.600.000
Concesión de préstamos a largo plazo	1.600.000
Al sector privado	800.000
Al sector público	800.000
A entes descentralizados sin fines empresariales	800.000
APLICACIONES FINANCIERAS	**26.866.362**
DISMINUCIÓN DE PASIVOS	26.866.362
Disminución de cuentas y efectos por pagar	6.541.156
Disminución de cuentas y efectos por pagar a corto plazo	6.541.156
Disminución de sueldos, salarios y otras remuneraciones por pagar	6.541.156
Disminución de otros pasivos	20.325.206
Disminución de otros pasivos a corto plazo	20.325.206
TOTAL GASTOS	**1.029.079.349**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113708	Formación en Carreras	Matricula			48.345	25.228.353	228.129.737			253.358.090
113723	Formación de Postgrado o Estudios Avanzados	Matricula			3.737	12.174.950	21.094.543			33.269.493
113729	Investigación, Innovación y Gestión del Conocimiento	Investigación			1.620	16.970.450	30.444.759			47.415.209
113836	Sistema de Recursos para la Formación e Intercambio Académico	Usuario Atendido	1.869.076	1.795.779	3.664.855	206.500	23.199.245			23.405.745
113911	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio			1.599.406		76.703.192			76.703.192
114401	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			244	3.539.810	10.545.025			14.084.835
114403	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			185.016	129.200	5.447.485			5.576.685
TOTAL						58.249.263	395.563.986			453.813.249

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	2.841.651	164.985.193			167.826.844
02	Gestión Administrativa	43.326.541	57.873.432		5.209.950	106.409.923
03	Previsión y Protección Social		293.722.912		7.306.421	301.029.333
TOTAL		46.168.192	516.581.537		12.516.371	575.266.100

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**2.418**	**2.762**	**93**	**5.273**	**144.799.956**	**5.469.797**	**150.269.753**
Alto Nivel y de Dirección	1	3		4	76.524		76.524
Profesional y Técnico	975	571	30	1.576	36.365.544		36.365.544
Personal Administrativo	308	110	9	427	6.288.168		6.288.168
Personal Docente	844	1.122	47	2.013	83.499.384	5.469.797	88.969.181
Obrero	290	956	7	1.253	18.570.336		18.570.336
Personal Fijo a Tiempo Parcial	**24**	**30**	**10**	**64**	**856.620**		**856.620**
Profesional y Técnico	19	16	8	43	559.980		559.980
Personal Administrativo	2		2	4	29.472		29.472
Personal Docente		12		12	230.448		230.448
Obrero	3	2		5	36.720		36.720
Personal Contratado	**938**	**550**	**76**	**1.564**	**24.636.726**		**24.636.726**
Personal Docente	309	303	76	688	10.028.028		10.028.028
Obrero	629	247		876	14.608.698		14.608.698
TOTAL	**3.380**	**3.342**	**179**	**6.901**	**170.293.302**	**5.469.797**	**175.763.099**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**112**	**78**	**190**	**7.483.147**
Obreros	27	51	78	2.467.083
Empleados	71	20	91	3.959.620
Docentes	14	7	21	1.056.444
Jubilados	**1.861**	**2.612**	**4.473**	**270.104.950**
Alto Nivel y de Dirección		1	1	8.859
Obreros	182	737	919	30.330.211
Empleados	1.052	671	1.723	72.564.680
Docentes	627	1.203	1.830	167.201.200
TOTAL	**1.973**	**2.690**	**4.663**	**277.588.097**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	474.065.101
4.02	Materiales, suministros y mercancías	78.308.823
4.03	Servicios no personales	74.739.221
4.04	Activos reales	21.777.032
4.05	Activos financieros	1.600.000
4.07	Transferencias y donaciones	351.722.810
4.11	Disminución de pasivos	26.866.362
	TOTAL	**1.029.079.349**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.025.454.066**
INGRESOS CORRIENTES ORDINARIOS	1.025.454.066
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	71.368.935
Venta de otros bienes y servicios	71.368.935
INGRESOS DE LA PROPIEDAD	18.888.800
Intereses	17.353.000
Intereses internos	17.353.000
Intereses por depósitos	17.353.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	1.535.800
Alquileres	1.535.800
TRANSFERENCIAS CORRIENTES	924.661.894
Transferencias corrientes internas recibidas del sector privado	12.516.371
De instituciones sin fines de lucro	12.516.371
Transferencias corrientes del sector público	912.145.523
Transferencias corrientes internas recibidas del sector público	912.145.523
De la República	912.145.523
Recursos Ordinarios	684.109.142
Gestión Fiscal	228.036.381
OTROS INGRESOS	10.534.437
Otros ingresos ordinarios	10.534.437
1.2 GASTOS CORRIENTES	**978.835.955**
GASTOS DE CONSUMO	627.113.145
Remuneraciones	474.065.101
Sueldos, salarios y otras retribuciones	174.232.435
Beneficios y complementos de sueldos y salarios	49.395.724
Aportes patronales	4.460.240
Prestaciones sociales y otras indemnizaciones	24.001.736
Asistencia socioeconómica	58.316.706
Otros gastos de personal	163.658.260
Compra de bienes y servicios	153.048.044

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Bienes de consumo	78.308.823
Servicios no personales	74.739.221
TRANSFERENCIAS Y DONACIONES CORRIENTES	351.722.810
Al sector privado	347.867.644
Transferencias corrientes al sector privado	347.867.644
Directas a personas	337.629.862
Pensiones y otros beneficios asociados	30.924.383
Jubilaciones y otros beneficios asociados	270.102.482
Otras transferencias directas a personas	36.602.997
A instituciones sin fines de lucro	304.894
A empresas privadas	9.932.888
Al sector público	3.840.480
Transferencias corrientes al sector público	3.840.480
A los entes descentralizados sin fines empresariales para sus gastos	2.927.464
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	880.000
A instituciones de protección social	33.016
Al sector externo	14.686
Donaciones corrientes al exterior	14.686
A organismos a instituciones sin fines de lucro	9.086
A organismos internacionales	5.600
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**46.618.111**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**46.618.111**
RECURSOS PROPIOS DE CAPITAL	46.618.111
Ahorro en Cuenta Corriente	46.618.111
2.2 GASTOS DE CAPITAL	**23.377.032**
INVERSIÓN REAL DIRECTA	21.777.032
Formación bruta de capital Fijo	17.458.869
Edificios e instalaciones	250.000
Maquinaria, equipos y otros bienes muebles	14.424.609
Bienes preexistentes	2.784.260

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Tierras y terrenos	2.072.735
Bienes intangibles	2.245.428
INVERSIÓN FINANCIERA	1.600.000
Concesión de préstamos a largo plazo	1.600.000
Al sector privado	800.000
Al sector público	800.000
A entes descentralizados sin fines empresariales	800.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**23.241.079**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**26.866.362**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.625.283
Disminución de otros activos financieros	3.625.283
Disminución de disponibilidades	3.625.283
Disminución de caja	3.625.283
SUPERÁVIT FINANCIERO	23.241.079
3.2 APLICACIONES FINANCIERAS	**26.866.362**
DISMINUCIÓN DE PASIVOS	26.866.362
Disminución de cuentas y efectos por pagar	6.541.156
Disminución de cuentas y efectos por pagar a corto plazo	6.541.156
Disminución de sueldos, salarios y otras remuneraciones por pagar	6.541.156
Disminución de otros pasivos	20.325.206
Disminución de otros pasivos a corto plazo	20.325.206

A0084

Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)

UNIVERSIDAD NACIONAL EXPERIMENTAL DE LOS LLANOS CENTRALES RÓMULO GALLEGOS (UNERG)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Presupuesto correspondiente al ejercicio fiscal 2012, al igual que los ejercicios anteriores se elaboró de acuerdo con los lineamientos y orientaciones suministradas por el Ministerio del Poder Popular para la Educación Universitaria. Partiendo de esta situación, las políticas y estrategias diseñadas por nuestra Institución se han enmarcado y se encuentran íntimamente vinculadas con las líneas generales del Plan Nacional "Simón Bolívar", Primer Plan Socialista 2007-2013, definidas en las siguientes políticas:

- Promover la generación y socialización del conocimiento en el ámbito académico, con el desarrollo del nuevo modelo educativo a llevar a cabo en cada una de las actividades que se desarrollen.

- El cumplimiento de metas orientadas al Desarrollo de la Nueva Ética Socialista.

- La Profundización de la Democracia Protagónica Revolucionaria.

- El Establecimiento de un Modelo Productivo Socialista.

- La Construcción de una Nueva Geopolítica en materia de Educación Universitaria, que permita su internacionalización a través de la creación de vínculos solidarios con los pueblos del mundo.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**158.428.911**
INGRESOS CORRIENTES ORDINARIOS	158.428.911
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	100.000
Venta de otros bienes y servicios	100.000
TRANSFERENCIAS CORRIENTES	158.328.911
Transferencias corrientes del sector público	158.328.911
Transferencias corrientes internas recibidas del sector público	158.328.911
De la República	158.328.911
INGRESOS DE CAPITAL	**82.091**
RECURSOS PROPIOS DE CAPITAL	82.091
Incremento de la depreciación y amortización acumuladas	82.091
FUENTES DE FINANCIAMIENTO	**300.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	300.000
Disminución de otros activos financieros	300.000
Disminución de disponibilidades	300.000
Disminución de Bancos	300.000
TOTAL RECURSOS	**158.811.002**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**149.994.408**
GASTOS DE CONSUMO	126.143.365
Remuneraciones	104.927.858
Sueldos, salarios y otras retribuciones	48.141.697
Beneficios y complementos de sueldos y salarios	42.282.983
Aportes patronales	7.888.576
Asistencia socioeconómica	6.614.602
Compra de bienes y servicios	21.133.416
Bienes de consumo	2.613.727
Servicios no personales	18.519.689
Depreciación y amortización	82.091
TRANSFERENCIAS Y DONACIONES CORRIENTES	23.851.043
Al sector privado	22.313.576
Transferencias corrientes al sector privado	20.813.543
Directas a personas	19.933.543
Pensiones y otros beneficios asociados	3.405.162
Jubilaciones y otros beneficios asociados	16.528.381
A instituciones sin fines de lucro	770.000
Otras transferencias corrientes internas al sector privado	110.000
Donaciones corrientes al sector privado	1.500.033
Donaciones a personas	1.500.033
Al sector público	1.537.467
Transferencias corrientes al sector público	1.187.467
A los entes descentralizados sin fines empresariales para sus gastos	1.187.467
Donaciones corrientes al sector público	350.000
A los entes descentralizados sin fines empresariales	350.000
GASTOS DE CAPITAL	**1.212.922**
INVERSIÓN REAL DIRECTA	1.212.922
Formación bruta de capital Fijo	1.212.922
Maquinaria, equipos y otros bienes muebles	587.922
Construcciones de bienes de dominio privado	625.000
APLICACIONES FINANCIERAS	**7.603.672**
DISMINUCIÓN DE PASIVOS	7.603.672

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de cuentas y efectos por pagar	35.857
Disminución de cuentas y efectos por pagar a corto plazo	35.857
Disminución de sueldos, salarios y otras remuneraciones por pagar	20.000
Disminución de aportes patronales y retenciones laborales por pagar	10.857
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	4.690
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	2.345
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	137
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	670
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	3.015
Disminución cuentas por pagar a proveedores a corto plazo	5.000
Disminución de otros pasivos	7.567.815
Disminución de provisiones y reservas técnicas	7.567.815
Disminución de provisiones	7.567.815
Disminución de provisiones para beneficios sociales	7.567.815
TOTAL GASTOS	**158.811.002**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
114990	Formación en carreras	Matricula			45.332	405.785	60.683.343			61.089.128
115048	Formación de postgrado o estudios avanzados	Matricula			8.499	39	867.086			867.125
115077	Investigación, innovación y Gestión del conocimiento	Investigación			37	1.223	2.674.186			2.675.409
115084	Sistemas de apoyo al desarrollo estudiantil	Servicio			45.277	587	24.035.283			24.035.870
115088	Intercambio y gestión del conocimiento con la sociedad	Usuario			45.277	77	1.769.358			1.769.435
115096	Desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			40.964	31.250	12.523.183			12.554.433
115142	Sistema de recursos para la formación e intercambio académico	Usuario			45.277	36.150	3.451.735			3.487.885
	TOTAL					**475.111**	**106.004.174**			**106.479.285**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
01	Dirección y Coordinación de los Gastos de los Trabajadores		18.191.370			18.191.370
02	Gestión Administrativa	6.980	14.199.824			14.206.804
03	Previsión y Protección Social		19.933.543			19.933.543
	TOTAL	**6.980**	**52.324.737**			**52.331.717**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**683**	**616**		**1.299**	**29.236.642**	**1.238.548**	**30.475.190**
Alto Nivel y de Dirección	27	35		62	2.112.156	134.626	2.246.782
Directivo	14	11		25	649.668	47.212	696.880
Profesional y Técnico	124	83		207	4.453.320		4.453.320
Personal Administrativo	197	83		280	3.889.500		3.889.500
Personal Docente	185	219		404	14.236.628	1.056.710	15.293.338
Personal de Investigación		1		1	29.388		29.388
Obrero	136	184		320	3.865.982		3.865.982
Personal Fijo a Tiempo Parcial	**372**	**613**		**985**	**11.621.046**	**253.022**	**11.874.068**
Profesional y Técnico	1	14		15	647.652		647.652
Personal Administrativo	2			2	13.146		13.146
Personal Docente	369	595		964	10.937.376	253.022	11.190.398
Personal de Investigación		4		4	22.872		22.872
TOTAL	**1.055**	**1.229**		**2.284**	**40.857.688**	**1.491.570**	**42.349.258**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**64**	**20**	**84**	**1.903.167**
Obreros	10	6	16	288.567
Empleados	44	8	52	1.134.322
Docentes	10	6	16	480.278
Jubilados	**130**	**110**	**240**	**9.786.411**
Alto Nivel y de Dirección	1	1	2	137.434
Obreros	14	27	41	848.051
Empleados	72	34	106	2.943.541
Docentes	43	48	91	5.857.385
TOTAL	**194**	**130**	**324**	**11.689.578**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	104.927.858
4.02	Materiales, suministros y mercancías	2.613.727
4.03	Servicios no personales	18.519.689
4.04	Activos reales	1.212.922
4.07	Transferencias y donaciones	23.851.043
4.08	Otros gastos	82.091
4.11	Disminución de pasivos	7.603.672
	TOTAL	**158.811.002**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**158.428.911**
INGRESOS CORRIENTES ORDINARIOS	158.428.911
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	100.000
Venta de otros bienes y servicios	100.000
TRANSFERENCIAS CORRIENTES	158.328.911
Transferencias corrientes del sector público	158.328.911
Transferencias corrientes internas recibidas del sector público	158.328.911
De la República	158.328.911
Recursos Ordinarios	118.746.683
Gestión Fiscal	39.582.228
1.2 GASTOS CORRIENTES	**149.994.408**
GASTOS DE CONSUMO	126.143.365
Remuneraciones	104.927.858
Sueldos, salarios y otras retribuciones	48.141.697
Beneficios y complementos de sueldos y salarios	42.282.983
Aportes patronales	7.888.576
Asistencia socioeconómica	6.614.602
Compra de bienes y servicios	21.133.416
Bienes de consumo	2.613.727
Servicios no personales	18.519.689
Depreciación y amortización	82.091
TRANSFERENCIAS Y DONACIONES CORRIENTES	23.851.043
Al sector privado	22.313.576
Transferencias corrientes al sector privado	20.813.543
Directas a personas	19.933.543
Pensiones y otros beneficios asociados	3.405.162
Jubilaciones y otros beneficios asociados	16.528.381
A instituciones sin fines de lucro	770.000
Otras transferencias corrientes internas al sector privado	110.000
Donaciones corrientes al sector privado	1.500.033
Donaciones a personas	1.500.033

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2012
Al sector público	1.537.467
Transferencias corrientes al sector público	1.187.467
A los entes descentralizados sin fines empresariales para sus gastos	1.187.467
Donaciones corrientes al sector público	350.000
A los entes descentralizados sin fines empresariales	350.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**8.434.503**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**8.516.594**
RECURSOS PROPIOS DE CAPITAL	8.516.594
Ahorro en Cuenta Corriente	8.434.503
Incremento de la depreciación y amortización acumuladas	82.091
2.2 GASTOS DE CAPITAL	**1.212.922**
INVERSIÓN REAL DIRECTA	1.212.922
Formación bruta de capital Fijo	1.212.922
Maquinaria, equipos y otros bienes muebles	587.922
Construcciones de bienes de dominio privado	625.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**7.303.672**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**7.603.672**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	300.000
Disminución de otros activos financieros	300.000
Disminución de disponibilidades	300.000
Disminución de Bancos	300.000
SUPERÁVIT FINANCIERO	7.303.672
3.2 APLICACIONES FINANCIERAS	**7.603.672**
DISMINUCIÓN DE PASIVOS	7.603.672
Disminución de cuentas y efectos por pagar	35.857

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de cuentas y efectos por pagar a corto plazo	35.857
Disminución de sueldos, salarios y otras remuneraciones por pagar	20.000
Disminución de aportes patronales y retenciones laborales por pagar	10.857
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	4.690
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	2.345
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	137
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	670
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	3.015
Disminución cuentas por pagar a proveedores a corto plazo	5.000
Disminución de otros pasivos	7.567.815
Disminución de provisiones y reservas técnicas	7.567.815
Disminución de provisiones	7.567.815
Disminución de provisiones para beneficios sociales	7.567.815

A0085

Universidad Nacional Experimental Rafael María Baralt (UNERMB)

UNIVERSIDAD NACIONAL EXPERIMENTAL RAFAEL MARÍA BARALT (UNERMB)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Universidad Nacional Experimental Rafael María Baralt (UNERMB), inició actividades a comienzos del año 1982, cuya Misión se fundamenta en valores de justicia, compromiso, excelencia, libertad, autonomía y democracia; es una Institución Educativa con el propósito de la creación, transmisión y aplicación del conocimiento como valor social, para el desarrollo integral de la Subregión de la Costa Oriental del Lago y áreas de influencia más cercanas, así como también el desarrollo nacional.

La UNERMB, toma en cuenta las políticas y directrices generales del Proyecto Nacional Simón Bolívar Primer Plan Socialista (PPS) 2007-2013, para convertirse en la Institución líder en el fortalecimiento del desarrollo tecnológico local, regional y nacional a través de la formación integral de los individuos, capacitándoles para interactuar con independencia en la sociedad.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**148.250.628**
INGRESOS CORRIENTES ORDINARIOS	148.250.628
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	9.000.001
Venta de otros bienes y servicios	9.000.001
TRANSFERENCIAS CORRIENTES	139.250.627
Transferencias corrientes del sector público	139.250.627
Transferencias corrientes internas recibidas del sector público	139.250.627
De la República	139.250.627
FUENTES DE FINANCIAMIENTO	**2.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.500.000
Disminución de otros activos financieros	2.500.000
Disminución de disponibilidades	2.500.000
Disminución de Bancos	2.500.000
TOTAL RECURSOS	**150.750.628**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**146.435.628**
GASTOS DE CONSUMO	117.762.546
Remuneraciones	102.807.868
Sueldos, salarios y otras retribuciones	102.807.868
Compra de bienes y servicios	14.954.678
Bienes de consumo	1.841.379
Servicios no personales	13.113.299
TRANSFERENCIAS Y DONACIONES CORRIENTES	28.673.082
Al sector privado	23.308.698
Transferencias corrientes al sector privado	23.308.698
Directas a personas	22.107.698
Pensiones y otros beneficios asociados	1.053.115
Jubilaciones y otros beneficios asociados	20.994.583
Otras transferencias directas a personas	60.000
A instituciones sin fines de lucro	1.201.000
Al sector público	5.364.384
Transferencias corrientes al sector público	5.364.384
A la República	1.044.384
A los entes descentralizados sin fines empresariales para sus gastos	4.320.000
GASTOS DE CAPITAL	**1.815.000**
INVERSIÓN REAL DIRECTA	1.815.000
Formación bruta de capital fijo	1.815.000
Maquinaria, equipos y otros bienes muebles	1.815.000
APLICACIONES FINANCIERAS	**2.500.000**
DISMINUCIÓN DE PASIVOS	2.500.000
Disminución de cuentas y efectos por pagar	2.500.000
Disminución de cuentas y efectos por pagar a corto plazo	2.500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.000.000
Disminución de aportes patronales y retenciones laborales por pagar	1.000.000
Disminución de otras retenciones laborales por pagar	1.000.000
Disminución de efectos por pagar a proveedores a corto plazo	500.000
TOTAL GASTOS	**150.750.628**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114405	Programas Nacionales de Formación	Matrícula			7.718	15.000	567.766			582.766
114413	Formación en Carreras	Matrícula			32.874	683.018	58.729.771			59.412.789
114518	Formación de Postgrado o Estudios Avanzados	Matrícula			4.560	699.103	3.281.844			3.980.947
114543	Investigación, Innovación y Gestión del Conocimiento	Investigación			105	380.000	1.518.755			1.898.755
114558	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	11.205	6.100	17.305	209.000	3.312.218			3.521.218
114563	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio			313.060		9.318.206			9.318.206
114668	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			16.210	309.000	2.368.493			2.677.493
114678	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			10.020	430.000	2.430.793			2.860.793
114716	Territorialización y Municipalización de la Educación Universitaria	Plan			15		60.000			60.000
TOTAL						2.725.121	81.587.846			84.312.967

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		31.581.785			31.581.785
02	Gestión Administrativa	8.774.880	4.033.298			12.808.178
03	Previsión y Protección Social		22.047.698			22.047.698
TOTAL		8.774.880	57.662.781			66.437.661

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**506**	**354**		**860**	**30.493.884**	**2.849.841**	**33.343.725**
Altos Funcionarios y de Elección Popular	1	3		4	227.412	17.977	245.389
Alto Nivel y de Dirección	1	3		4	149.316		149.316
Directivo	3	5		8	276.768	48.744	325.512
Profesional y Técnico	241	85		326	8.690.508	1.210.596	9.901.104
Personal Administrativo	19	9		28	520.128	18.780	538.908
Personal Docente	230	163		393	18.390.228	1.455.053	19.845.281
Personal de Investigación	6	8		14	697.716	47.163	744.879
Obrero	5	78		83	1.541.808	51.528	1.593.336
Personal Fijo a Tiempo Parcial	**9**	**13**		**22**	**359.144**	**16.292**	**375.436**
Personal Docente	9	13		22	359.144	16.292	375.436
Personal Contratado	**236**	**208**		**444**	**8.436.168**		**8.436.168**
Profesional y Técnico	16	15		31	681.144		681.144
Personal Administrativo	24	15		39	724.464		724.464
Personal Docente	195	154		349	6.566.160		6.566.160
Obrero	1	24		25	464.400		464.400
TOTAL	**751**	**575**		**1.326**	**39.289.196**	**2.866.133**	**42.155.329**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**26**	**23**	**49**	**1.053.115**
Obreros		1	1	39.488
Empleados	3	2	5	198.849
Docentes	23	20	43	814.778
Jubilados	**139**	**93**	**232**	**20.994.583**
Obreros		4	4	452.533
Empleados	52	21	73	4.191.042
Docentes	87	68	155	16.351.008
TOTAL	**165**	**116**	**281**	**22.047.698**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	102.807.868
4.02	Materiales, suministros y mercancías	1.841.379
4.03	Servicios no personales	13.113.299
4.04	Activos reales	1.815.000
4.07	Transferencias y donaciones	28.673.082
4.11	Disminución de pasivos	2.500.000
	TOTAL	**150.750.628**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**148.250.628**
INGRESOS CORRIENTES ORDINARIOS	148.250.628
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	9.000.001
Venta de otros bienes y servicios	9.000.001
TRANSFERENCIAS CORRIENTES	139.250.627
Transferencias corrientes del sector público	139.250.627
Transferencias corrientes internas recibidas del sector público	139.250.627
De la República	139.250.627
Recursos Ordinarios	104.437.970
Gestión Fiscal	34.812.657
1.2 GASTOS CORRIENTES	**146.435.628**
GASTOS DE CONSUMO	117.762.546
Remuneraciones	102.807.868
Sueldos, salarios y otras retribuciones	102.807.868
Compra de bienes y servicios	14.954.678
Bienes de consumo	1.841.379
Servicios no personales	13.113.299
TRANSFERENCIAS Y DONACIONES CORRIENTES	28.673.082
Al sector privado	23.308.698
Transferencias corrientes al sector privado	23.308.698
Directas a personas	22.107.698
Pensiones y otros beneficios asociados	1.053.115
Jubilaciones y otros beneficios asociados	20.994.583
Otras transferencias directas a personas	60.000
A instituciones sin fines de lucro	1.201.000
Al sector público	5.364.384
Transferencias corrientes al sector público	5.364.384
A la República	1.044.384
A los entes descentralizados sin fines empresariales para sus gastos	4.320.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.815.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.815.000**
RECURSOS PROPIOS DE CAPITAL	1.815.000
Ahorro en Cuenta Corriente	1.815.000
2.2 GASTOS DE CAPITAL	**1.815.000**
INVERSIÓN REAL DIRECTA	1.815.000
Formación bruta de capital fijo	1.815.000
Maquinaria, equipos y otros bienes muebles	1.815.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.500.000
Disminución de otros activos financieros	2.500.000
Disminución de disponibilidades	2.500.000
Disminución de Bancos	2.500.000
3.2 APLICACIONES FINANCIERAS	**2.500.000**
DISMINUCIÓN DE PASIVOS	2.500.000
Disminución de cuentas y efectos por pagar	2.500.000
Disminución de cuentas y efectos por pagar a corto plazo	2.500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.000.000
Disminución de aportes patronales y retenciones laborales por pagar	1.000.000
Disminución de otras retenciones laborales por pagar	1.000.000
Disminución de efectos por pagar a proveedores a corto plazo	500.000

A0086

Universidad Nacional Experimental Simón Bolívar (USB)

UNIVERSIDAD NACIONAL EXPERIMENTAL SIMÓN BOLÍVAR (USB)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Universidad Nacional Experimental Simón Bolívar (USB) es una comunidad académica, innovadora, participativa, productiva y plural, en permanente aprendizaje y desarrollo, comprometida con la excelencia, cuya misión fundamental es contribuir significativamente con:

- La formación sustentada en valores éticos de ciudadanos libres, líderes emprendedores, de alta calidad profesional y humana, orientados hacia la creatividad, la innovación, la producción, la sensibilidad y la solidaridad social.
- La búsqueda y transmisión universal del saber, la generación, difusión y aplicación del conocimiento, dentro de un foro libre, abierto y crítico.
- La transferencia directa de su labor investigativa, académica, creativa y productiva, a manera de soluciones, respuestas a las necesidades y demandas de la sociedad a cuyo servicio se encuentra, en pos de un mundo mejor.

La USB, entiende esta misión como su particular manera de participar activamente en el logro de una sociedad más justa, y de promover el desarrollo armónico y sustentable de sus dimensiones sociales, políticas, culturales y económicas.

En su visión, la USB se desarrollará como una Institución Tecnológica y Científica con prestigio y reconocimiento internacional en la cual se fomentarán y acometerán programas de investigación, desarrollo y creación de manera transdisciplinaria e integrada que conlleven a la generación de conocimientos e innovaciones del saber, que permitan ampliar y fortalecer con excelencia y rigurosidad científica, tanto la oferta académica como los productos y servicios especializados que se ofrezcan a disposición de la sociedad global. Propiciaremos la integración de las personas con el ambiente natural, la cultura y los deportes, infraestructura física y prestación de servicios de apoyo académico están inspiradas en el modelo integrador que potenciará la calidad de vida de una manera integral a toda la comunidad.

El Proyecto de Presupuesto para el ejercicio económico-financiero 2012 de la Universidad asciende a Bs. 420.156.134, financiado con un aporte del Ejecutivo Nacional de Bs. 405.556.134, ingresos propios por Bs. 3.050.000 otros ingresos de Bs. 11.550.000 y depreciación Bs. 607.039.

Para el Presupuesto de 2012 se han destinado Bs. 164.931.732 para cubrir los Proyectos (Enseñanza, Investigación, Extensión, Servicios Estudiantiles, Apoyo Académico, y Desarrollo y Mantenimiento de Infraestructura Física), en tanto que para las Acciones Centralizadas, constituidas por Previsión Social y Gestión Administrativa se distribuyen Bs. 255.224.402.

En cuanto a las metas para el año 2012, se atenderá una matrícula estimada en 12.061 estudiantes en los niveles de pregrado y postgrado, así mismo el número de egresados proyectado es de 1.461 en ambos niveles.

Para apoyar esta gestión, la Universidad contará con una plantilla de recursos humanos integrada por 3.027 trabajadores, de ellos 1.419 son docentes, 1.166 administrativo y 442 obreros.
En las acciones de previsión y protección social, se prevé financiamiento para cubrir las pensiones y jubilaciones de 1.718 pensionados y jubilados.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**419.549.095**
INGRESOS CORRIENTES ORDINARIOS	419.549.095
INGRESOS DE LA PROPIEDAD	3.066.479
Intereses	2.750.000
Intereses internos	2.750.000
Intereses por depósitos	2.750.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	316.479
Alquileres	316.479
TRANSFERENCIAS CORRIENTES	413.432.616
Transferencias corrientes internas recibidas del sector privado	7.876.482
De personas	7.876.482
Transferencias corrientes del sector público	405.556.134
Transferencias corrientes internas recibidas del sector público	405.556.134
De la República	405.556.134
OTROS INGRESOS	3.050.000
Otros ingresos ajenos a la operación	3.050.000
INGRESOS DE CAPITAL	**607.039**
RECURSOS PROPIOS DE CAPITAL	607.039
Incremento de la depreciación y amortización acumuladas	607.039
TOTAL RECURSOS	**420.156.134**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**420.147.206**
GASTOS DE CONSUMO	276.288.943
Remuneraciones	248.060.050
Sueldos, salarios y otras retribuciones	113.768.250
Beneficios y complementos de sueldos y salarios	55.177.341
Aportes patronales	15.534.175
Prestaciones sociales y otras indemnizaciones	16.255.102
Asistencia socioeconómica	47.325.182
Compra de bienes y servicios	24.574.637
Bienes de consumo	3.846.394
Servicios no personales	20.728.243
Impuestos indirectos	3.047.217
Depreciación y amortización	607.039
TRANSFERENCIAS Y DONACIONES CORRIENTES	143.858.263
Al sector privado	142.158.271
Transferencias corrientes al sector privado	142.158.271
Directas a personas	136.139.031
Pensiones y otros beneficios asociados	136.139.031
A instituciones sin fines de lucro	6.019.240
Al sector externo	1.699.992
Transferencias corrientes al exterior	1.699.992
Becas de capacitación e investigación en el exterior	1.699.992
GASTOS DE CAPITAL	**8.928**
INVERSIÓN REAL DIRECTA	8.928
Formación bruta de capital Fijo	8.928
Maquinaria, equipos y otros bienes muebles	8.928
TOTAL GASTOS	**420.156.134**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113775	Formación en Carreras	Matricula			10.313	107.424	90.590.077			90.697.501
113776	Investigación, Innovación y Gestión del Conocimiento	Investigación			37	906.960	4.108.672			5.015.632
113806	Sistema de Apoyo al Desarrollo Estudiantil	Servicio			8	297.756	25.190.715			25.488.471
113810	Formación de Postgrado o Estudios Avanzados	Matricula			1.900	15.024	1.105.210			1.120.234
113835	Sistema de Recursos para la Formación e Intercambio Académico	Usuario Atendido	5.649	6.564	12.213	597.444	24.557.538			25.154.982
113837	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			217	191.952	5.921.582			6.113.534
113943	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			921.646	1.661.820	9.679.558			11.341.378
	TOTAL					**3.778.380**	**161.153.352**			**164.931.732**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	1.269.047	104.559.546		7.297.010	113.125.603
02	Gestión Administrativa	1.676.091	3.812.205		579.472	6.067.768
03	Previsión y Protección Social		136.031.031			136.031.031
	TOTAL	**2.945.138**	**244.402.782**		**7.876.482**	**255.224.402**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.115**	**1.292**	**162**	**2.569**	**68.472.661**	**4.030.538**	**72.503.199**
Alto Nivel y de Dirección	143	110		253	10.995.718	741.446	11.737.164
Profesional y Técnico	346	200	31	577	12.495.238		12.495.238
Personal Administrativo	222	176	19	417	6.618.990	3.120	6.622.110
Personal Docente	318	468	108	894	32.712.431	3.278.172	35.990.603
Obrero	86	338	4	428	5.650.284	7.800	5.658.084
Personal Fijo a Tiempo Parcial			**277**	**277**	**6.949.080**		**6.949.080**
Personal Docente			277	277	6.949.080		6.949.080
Personal Contratado			**182**	**182**	**4.871.448**		**4.871.448**
Profesional y Técnico			15	15	336.468		336.468
Personal Administrativo			29	29	1.124.388		1.124.388
Personal Docente			124	124	3.212.688		3.212.688
Obrero			14	14	197.904		197.904
TOTAL	**1.115**	**1.292**	**621**	**3.028**	**80.293.189**	**4.030.538**	**84.323.727**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**194**	**93**	**287**	**18.014.870**
Alto Nivel y de Dirección	3		3	2.616.158
Obreros	27	28	55	2.420.402
Empleados	108	47	155	8.019.326
Docentes	56	18	74	4.958.984
Jubilados	**612**	**819**	**1.431**	**117.963.161**
Obreros	9	116	125	4.784.791
Empleados	427	313	740	60.769.091
Docentes	141	361	502	52.409.279
TOTAL	**806**	**912**	**1.718**	**135.978.031**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	248.060.050
4.02	Materiales, suministros y mercancías	3.846.394
4.03	Servicios no personales	23.775.460
4.04	Activos reales	8.928
4.07	Transferencias y donaciones	143.858.263
4.08	Otros gastos	607.039
	TOTAL	**420.156.134**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**419.549.095**
INGRESOS CORRIENTES ORDINARIOS	419.549.095
INGRESOS DE LA PROPIEDAD	3.066.479
Intereses	2.750.000
Intereses internos	2.750.000
Intereses por depósitos	2.750.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	316.479
Alquileres	316.479
TRANSFERENCIAS CORRIENTES	413.432.616
Transferencias corrientes internas recibidas del sector privado	7.876.482
De personas	7.876.482
Transferencias corrientes del sector público	405.556.134
Transferencias corrientes internas recibidas del sector público	405.556.134
De la República	405.556.134
Recursos Ordinarios	304.167.101
Gestión Fiscal	101.389.033
OTROS INGRESOS	3.050.000
Otros ingresos ajenos a la operación	3.050.000
1.2 GASTOS CORRIENTES	**420.147.206**
GASTOS DE CONSUMO	276.288.943
Remuneraciones	248.060.050
Sueldos, salarios y otras retribuciones	113.768.250
Beneficios y complementos de sueldos y salarios	55.177.341
Aportes patronales	15.534.175
Prestaciones sociales y otras indemnizaciones	16.255.102
Asistencia socioeconómica	47.325.182
Compra de bienes y servicios	24.574.637
Bienes de consumo	3.846.394
Servicios no personales	20.728.243
Impuestos indirectos	3.047.217

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Depreciación y amortización	607.039
TRANSFERENCIAS Y DONACIONES CORRIENTES	143.858.263
Al sector privado	142.158.271
Transferencias corrientes al sector privado	142.158.271
Directas a personas	136.139.031
Pensiones y otros beneficios asociados	136.139.031
A instituciones sin fines de lucro	6.019.240
Al sector externo	1.699.992
Transferencias corrientes al exterior	1.699.992
Becas de capacitación e investigación en el exterior	1.699.992
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(598.111)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**8.928**
RECURSOS PROPIOS DE CAPITAL	8.928
Desahorro en Cuenta Corriente	(598.111)
Incremento de la depreciación y amortización acumuladas	607.039
2.2 GASTOS DE CAPITAL	**8.928**
INVERSIÓN REAL DIRECTA	8.928
Formación bruta de capital Fijo	8.928
Maquinaria, equipos y otros bienes muebles	8.928
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0087

Universidad Nacional Abierta (UNA)

UNIVERSIDAD NACIONAL ABIERTA (UNA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Los Proyectos que desarrollará la Universidad Nacional Abierta, están basados en la razón de ser de nuestra casa de estudios: sus estudiantes, impulsando su inclusión y prosecución estudiantil a través de estrategias y políticas internas dispuestas y enmarcadas en la flexibilización y calidad del servicio educativo, ello en sintonía con el Plan Nacional Simón Bolívar, Primer Plan Socialista 2007-2013 y concretándose a través de los Proyectos Institucionales de esta casa de estudios.

En este sentido, los proyectos de formación de pregrado en carrera corta y carrera larga, están dirigidos y fundamentados en el desarrollo de la enseñanza y aprendizaje bajo la modalidad a distancia, orientado a la formación de recursos humanos altamente calificados en las áreas de Educación, Ingeniería, Administración, Contaduría y Matemática.

En cuanto a la formación de pregrado en carreras cortas, la UNA enfatizará en el desarrollo de la enseñanza y el aprendizaje bajo la modalidad a distancia, orientadas a la formación de recursos humanos altamente calificados en las áreas de Educación Integral, Ingeniería, así como en Administración y Contaduría, con capacidad de integrarse al mercado laboral en un corto plazo.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**202.885.822**
INGRESOS CORRIENTES ORDINARIOS	202.885.822
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	8.500.000
Venta de otros bienes y servicios	8.500.000
TRANSFERENCIAS CORRIENTES	194.385.822
Transferencias corrientes del sector público	194.385.822
Transferencias corrientes internas recibidas del sector público	194.385.822
De la República	194.385.822
INGRESOS DE CAPITAL	**1.500.000**
RECURSOS PROPIOS DE CAPITAL	1.500.000
Incremento de la depreciación y amortización acumuladas	1.500.000
TOTAL RECURSOS	**204.385.822**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**194.495.807**
GASTOS DE CONSUMO	128.519.505
Remuneraciones	122.575.120
Sueldos, salarios y otras retribuciones	52.278.191
Beneficios y complementos de sueldos y salarios	45.513.363
Aportes patronales	10.953.347
Asistencia socioeconómica	12.817.488
Otros gastos de personal	1.012.731
Compra de bienes y servicios	4.444.385
Bienes de consumo	2.284.756
Servicios no personales	2.159.629
Depreciación y amortización	1.500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	65.976.302
Al sector privado	64.518.315
Transferencias corrientes al sector privado	64.518.315
Directas a personas	64.514.935
Pensiones y otros beneficios asociados	5.277.481
Jubilaciones y otros beneficios asociados	54.048.654
Otras transferencias directas a personas	5.188.800
A instituciones sin fines de lucro	3.120
Otras transferencias corrientes internas al sector privado	260
Al sector público	1.457.987
Donaciones corrientes al sector público	1.457.987
A los entes descentralizados sin fines empresariales	1.457.987
GASTOS DE CAPITAL	**176.233**
INVERSIÓN REAL DIRECTA	176.233
Formación bruta de capital Fijo	176.233
Maquinaria, equipos y otros bienes muebles	176.233
APLICACIONES FINANCIERAS	**9.713.782**
DISMINUCIÓN DE PASIVOS	9.713.782

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de cuentas y efectos por pagar	9.713.782
Disminución de otras cuentas y efectos por pagar	9.713.782
Disminución de otras cuentas por pagar a corto plazo	9.713.782
TOTAL GASTOS	**204.385.822**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113758	Formación en carreras	Matricula			49.312		62.599.863			62.599.863
114128	Formación de postgrado o estudios avanzados	Matricula			2.227		3.011.841			3.011.841
114390	Investigación, innovación y gestión del conocimiento	Investigación			29		367.784			367.784
114555	Sistema de recursos para la formación e intercambio académico	Usuario	178.880		178.880		9.748.818			9.748.818
114711	Desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			67.373		2.398.491			2.398.491
114727	Sistemas de apoyo al desarrollo estudiantil	Beca			18.467		12.578.884			12.578.884
114994	Intercambio y gestión del conocimiento con la sociedad	Comunidad			4		1.944.363			1.944.363
TOTAL							92.650.044			92.650.044

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		40.654.711			40.654.711
02	Gestión Administrativa	1.500.000	8.754.932			10.254.932
03	Previsión y Protección Social	8.500.000	52.326.135			60.826.135
TOTAL		10.000.000	101.735.778			111.735.778

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**963**	**589**	**243**	**1.795**	**41.129.660**	**466.225**	**41.595.885**
Altos Funcionarios y de Elección Popular	1	3		4	61.993		61.993
Directivo	24	9	11	44	2.123.941		2.123.941
Profesional y Técnico	399	227	112	738	16.475.121		16.475.121
Personal Administrativo	232	42	46	320	4.703.768	466.000	5.169.768
Personal Docente	266	157	36	459	14.383.440		14.383.440
Obrero	41	151	38	230	3.381.397	225	3.381.622
Personal Fijo a Tiempo Parcial	**86**	**37**	**12**	**135**	**1.660.453**		**1.660.453**
Personal Docente	86	37	12	135	1.660.453		1.660.453
Personal Contratado	**228**	**124**	**129**	**481**	**9.263.403**		**9.263.403**
Profesional y Técnico	2	2	2	6	147.594		147.594
Personal Docente	226	122	127	475	9.115.809		9.115.809
TOTAL	**1.277**	**750**	**384**	**2.411**	**52.053.516**	**466.225**	**52.519.741**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**43**	**17**	**60**	**2.230.590**
Obreros	6	1	7	102.808
Empleados	27	5	32	1.823.069
Docentes	10	11	21	304.713
Jubilados	**593**	**313**	**906**	**54.048.654**
Altos Funcionarios y de Elección Popular	2	3	5	350.954
Obreros	19	49	68	2.189.092
Empleados	411	138	549	29.881.273
Docentes	161	123	284	21.627.335
TOTAL	**636**	**330**	**966**	**56.279.244**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	122.575.120
4.02	Materiales, suministros y mercancías	2.284.756
4.03	Servicios no personales	2.159.629
4.04	Activos reales	176.233
4.07	Transferencias y donaciones	65.976.302
4.08	Otros gastos	1.500.000
4.11	Disminución de pasivos	9.713.782
	TOTAL	**204.385.822**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**202.885.822**
INGRESOS CORRIENTES ORDINARIOS	202.885.822
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	8.500.000
Venta de otros bienes y servicios	8.500.000
TRANSFERENCIAS CORRIENTES	194.385.822
Transferencias corrientes del sector público	194.385.822
Transferencias corrientes internas recibidas del sector público	194.385.822
De la República	194.385.822
Recursos Ordinarios	145.789.367
Gestión Fiscal	48.596.455
1.2 GASTOS CORRIENTES	**194.495.807**
GASTOS DE CONSUMO	128.519.505
Remuneraciones	122.575.120
Sueldos, salarios y otras retribuciones	52.278.191
Beneficios y complementos de sueldos y salarios	45.513.363
Aportes patronales	10.953.347
Asistencia socioeconómica	12.817.488
Otros gastos de personal	1.012.731
Compra de bienes y servicios	4.444.385
Bienes de consumo	2.284.756
Servicios no personales	2.159.629
Depreciación y amortización	1.500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	65.976.302
Al sector privado	64.518.315
Transferencias corrientes al sector privado	64.518.315
Directas a personas	64.514.935
Pensiones y otros beneficios asociados	5.277.481
Jubilaciones y otros beneficios asociados	54.048.654
Otras transferencias directas a personas	5.188.800
A instituciones sin fines de lucro	3.120
Otras transferencias corrientes internas al sector privado	260
Al sector público	1.457.987

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Donaciones corrientes al sector público	1.457.987
A los entes descentralizados sin fines empresariales	1.457.987
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**8.390.015**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**9.890.015**
RECURSOS PROPIOS DE CAPITAL	9.890.015
Ahorro en Cuenta Corriente	8.390.015
Incremento de la depreciación y amortización acumuladas	1.500.000
2.2 GASTOS DE CAPITAL	**176.233**
INVERSIÓN REAL DIRECTA	176.233
Formación bruta de capital Fijo	176.233
Maquinaria, equipos y otros bienes muebles	176.233
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**9.713.782**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**9.713.782**
SUPERÁVIT FINANCIERO	9.713.782
3.2 APLICACIONES FINANCIERAS	**9.713.782**
DISMINUCIÓN DE PASIVOS	9.713.782
Disminución de cuentas y efectos por pagar	9.713.782
Disminución de otras cuentas y efectos por pagar	9.713.782
Disminución de otras cuentas por pagar a corto plazo	9.713.782

A0088

Universidad Nacional Experimental de Guayana (UNEG)

UNIVERSIDAD NACIONAL EXPERIMENTAL DE GUAYANA (UNEG)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Es misión de la Universidad, formar ciudadanos intelectuales y líderes para la transformación socio-cultural, tecno-científica y económica, que aseguren la sustentabilidad del ambiente y la diversidad biológica y cultural de la región Guayana para las generaciones futuras, constituyéndose en un espacio de construcción colectiva de conocimientos y compartir de saberes; fomentando el arraigo cultural en el marco de la diversidad, fundamentada en los valores de la ética, la solidaridad, la paz, la libertad académica, la auto-reflexión crítica y comprometida con la preservación y defensa de los valores que hacen posible la convivencia ciudadana y el respeto a los derechos humanos como patrimonio fundamental de la sociedad.

Visión de la Universidad Nacional Experimental de Guayana.

Se vislumbra una sociedad del conocimiento caracterizado por ser humanístico, científico y tecnológico, multidisciplinario, transdisciplinario; orientado a la transformación de la realidad, compartido y contextualizado a partir de la construcción colectiva del conocimiento y el compartir de saberes. En este sentido, la Universidad debe prefigurar esa sociedad en activa interacción con su contexto regional, nacional e internacional.

El conocimiento, así, se reconoce presente en todos los sectores sociales. La UNEG valorará los saberes indígenas, campesinos y urbanos, en todas las edades y géneros. La Universidad compartirá en variados contextos, tanto locales como regionales, así como nacionales e internacionales; igualmente, se vinculará con otras instituciones afines y con los sectores productivos, culturales y gubernamentales de la sociedad enfatizando la función social en su quehacer académico.

La UNEG, liderizará a las instituciones y procesos orientados a la formación de los profesionales necesarios para el desarrollo de la Región Guayana en el marco de la sustentabilidad.

Se aspira una institución autocrítica, reflexiva, con referencia propia. Con profundo respeto a la diversidad sujeto-sujeto. Se desechará cualquier tipo de dogmatismo y pensamiento único y se propiciará la flexibilidad y la tolerancia a la pluralidad de ideas.

Se propenderá a construir una universidad autónoma, autogestionaria, creativa en la búsqueda de su financiamiento, austera y eficiente en el aprovechamiento de sus recursos en función de optimizar la efectividad del esfuerzo institucional.

La UNEG, está comprometida con la formación del ciudadano, que en el ejercicio de su desempeño, sea coherente con la demanda de una sociedad más humana y ambientalmente responsable. Está obligada, mediante las ejecutorias de sus políticas a dar respuestas satisfactorias y oportunas, a una comunidad que reclama mayor sensibilidad social y ambiental, espiritualidad, sentido de pertinencia, pro actividad, responsabilidad institucional y probidad. La UNEG, tiene el reto circunstancial del entorno, para presentar resultados que la acrediten como una universidad de alto valor y prestigio.

Los Objetivos Institucionales:

1.-Desarrollar el potencial humano en los campos sociocultural, tecno-científico y ambiental que requiere el desarrollo sostenible de la Región Guayana.

2.-Afianzar los procesos culturales y sociopolíticos para la profundización de la democracia directa y protagónica, en atención a la etno-diversidad en la Región Guayana.

3.-Asegurar los procesos de Investigación y Desarrollo orientados a la búsqueda de respuestas innovadoras a los requerimientos del desarrollo sostenible de la Región Guayana, fomentando la integración de las iniciativas interinstitucionales.

4.-Asegurar la vigencia permanente de la calidad en las estructuras y los procesos académicos - administrativos para dar respuesta oportuna a las demandas de la sociedad, en atención a la diversidad biológica, cultural y geográfica de la Región Guayana.

5.-Rectorar la integración de los recursos humanos, tecnológicos y financieros- que conforman el sub-sistema de Educación Superior en la Región Guayana y de éstos con los demás niveles del sistema educativo regional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**131.283.197**
INGRESOS CORRIENTES ORDINARIOS	131.283.197
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.134.055
Venta de otros bienes y servicios	3.134.055
TRANSFERENCIAS CORRIENTES	128.149.142
Transferencias corrientes del sector público	128.149.142
Transferencias corrientes internas recibidas del sector público	128.149.142
De la República	128.149.142
INGRESOS DE CAPITAL	**300.000**
RECURSOS PROPIOS DE CAPITAL	300.000
Incremento de la depreciación y amortización acumuladas	300.000
TOTAL RECURSOS	**131.583.197**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**127.297.029**
GASTOS DE CONSUMO	106.643.895
Remuneraciones	89.938.782
Sueldos, salarios y otras retribuciones	32.020.800
Beneficios y complementos de sueldos y salarios	32.569.447
Aportes patronales	2.466.444
Prestaciones sociales y otras indemnizaciones	3.780.108
Asistencia socioeconómica	19.101.983
Compra de bienes y servicios	16.405.113
Bienes de consumo	1.159.530
Servicios no personales	15.245.583
Depreciación y amortización	300.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	20.653.134
Al sector privado	19.667.058
Transferencias corrientes al sector privado	19.667.058
Directas a personas	19.667.058
Pensiones y otros beneficios asociados	18.087.546
Jubilaciones y otros beneficios asociados	1.579.512
Al sector público	986.076
Transferencias corrientes al sector público	961.119
A los entes descentralizados sin fines empresariales para sus gastos	961.119
Donaciones corrientes al sector público	24.957
A los entes descentralizados sin fines empresariales	24.957
APLICACIONES FINANCIERAS	**4.286.168**
DISMINUCIÓN DE PASIVOS	4.286.168
Disminución de otros pasivos	4.286.168
Disminución de provisiones y reservas técnicas	4.286.168
Disminución de provisiones	4.286.168
Disminución de otras provisiones	4.286.168
TOTAL GASTOS	**131.583.197**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113746	Programas Nacionales de Formación	Matricula			80		120			120
113856	Formación en Carreras	Matricula			18.545		50.811.853			50.811.853
114062	Formación de Postgrado o Estudios Avanzados	Matricula			871		4.197.009			4.197.009
114085	Investigación, Innovación y Gestión del Conocimiento.	Proyecto			24		2.155.803			2.155.803
114124	Sistema de Recursos para la Formación e Intercambio Académico.	Usuario	194.008	113.941	307.949		6.200.984			6.200.984
114158	Sistemas de Apoyo al Desarrollo Estudiantil.	Servicio			57.671		13.863.420			13.863.420
114283	Intercambio y Gestión del Conocimiento con la Sociedad.	Comunidad			50		3.157.555			3.157.555
114312	Desarrollo y Mantenimiento de Infraestructura Física.	Metro Cuadrado			5.585		722.420			722.420
114554	Territorialización y Municipalización de la Educación Universitaria.	Plan			1		500			500
TOTAL							81.109.664			81.109.664

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		23.789.559			23.789.559
02	Gestión Administrativa	3.434.055	7.534.582			10.968.637
03	Previsión y Protección Social		15.715.337			15.715.337
TOTAL		3.434.055	47.039.478			50.473.533

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**480**	**412**	**47**	**939**	**28.137.336**	**1.050.312**	**29.187.648**
Alto Nivel y de Dirección	6	7		13	657.216	80.340	737.556
Directivo	2	3		5	221.280		221.280
Profesional y Técnico	158	89	23	270	7.011.288		7.011.288
Personal Administrativo	93	33	13	139	2.547.984		2.547.984
Personal Docente	219	178	1	398	16.097.952	969.972	17.067.924
Obrero	2	102	10	114	1.601.616		1.601.616
Personal Fijo a Tiempo Parcial	**3**	**15**	**1**	**19**	**247.488**	**2.916**	**250.404**
Profesional y Técnico		4		4	54.060		54.060
Personal Administrativo	1	2	1	4	48.324		48.324
Personal Docente	2	9		11	145.104	2.916	148.020
Personal Contratado	**45**	**57**	**31**	**133**	**3.635.976**		**3.635.976**
Personal Docente	45	57	31	133	3.635.976		3.635.976
TOTAL	**528**	**484**	**79**	**1.091**	**32.020.800**	**1.053.228**	**33.074.028**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**14**	**15**	**29**	**1.670.389**
Obreros		4	4	174.705
Empleados	13	6	19	1.038.478
Docentes	1	5	6	457.206
Jubilados	**97**	**74**	**171**	**13.512.976**
Alto Nivel y de Dirección	6	9	15	2.170.792
Obreros		11	11	548.292
Empleados	61	17	78	5.224.239
Docentes	30	37	67	5.569.653
TOTAL	**111**	**89**	**200**	**15.183.365**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	89.938.782
4.02	Materiales, suministros y mercancías	1.159.530
4.03	Servicios no personales	15.245.583
4.07	Transferencias y donaciones	20.653.134
4.08	Otros gastos	300.000
4.11	Disminución de pasivos	4.286.168
	TOTAL	**131.583.197**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**131.283.197**
INGRESOS CORRIENTES ORDINARIOS	131.283.197
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.134.055
Venta de otros bienes y servicios	3.134.055
TRANSFERENCIAS CORRIENTES	128.149.142
Transferencias corrientes del sector público	128.149.142
Transferencias corrientes internas recibidas del sector público	128.149.142
De la República	128.149.142
Recursos Ordinarios	96.111.851
Gestión Fiscal	32.037.285
1.2 GASTOS CORRIENTES	**127.297.029**
GASTOS DE CONSUMO	106.643.895
Remuneraciones	89.938.782
Sueldos, salarios y otras retribuciones	32.020.800
Beneficios y complementos de sueldos y salarios	32.569.447
Aportes patronales	2.466.444
Prestaciones sociales y otras indemnizaciones	3.780.108
Asistencia socioeconómica	19.101.983
Compra de bienes y servicios	16.405.113
Bienes de consumo	1.159.530
Servicios no personales	15.245.583
Depreciación y amortización	300.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	20.653.134
Al sector privado	19.667.058
Transferencias corrientes al sector privado	19.667.058
Directas a personas	19.667.058
Pensiones y otros beneficios asociados	18.087.546
Jubilaciones y otros beneficios asociados	1.579.512
Al sector público	986.076
Transferencias corrientes al sector público	961.119
A los entes descentralizados sin fines empresariales para sus gastos	961.119

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Donaciones corrientes al sector público	24.957
A los entes descentralizados sin fines empresariales	24.957
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.986.168**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.286.168**
RECURSOS PROPIOS DE CAPITAL	4.286.168
Ahorro en Cuenta Corriente	3.986.168
Incremento de la depreciación y amortización acumuladas	300.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**4.286.168**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**4.286.168**
SUPERÁVIT FINANCIERO	4.286.168
3.2 APLICACIONES FINANCIERAS	**4.286.168**
DISMINUCIÓN DE PASIVOS	4.286.168
Disminución de otros pasivos	4.286.168
Disminución de provisiones y reservas técnicas	4.286.168
Disminución de provisiones	4.286.168
Disminución de otras provisiones	4.286.168

A0089

Universidad Centroccidental Lisandro Alvarado (UCLA)

UNIVERSIDAD CENTROCCIDENTAL LISANDRO ALVARADO (UCLA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Universidad Centroccidental Lisandro Alvarado (UCLA), está caracterizada por ser participativa, autónoma, democrática, comprometida en la búsqueda del conocimiento y el desarrollo social, fomentando permanentemente el aprendizaje, la producción y difusión del conocimiento; vinculada al principio de cooperación interinstitucional nacional e internacional, caracterizada por la actualización del recurso humano, su tecnología, el transparente manejo de los recursos financieros y su responsabilidad social.

Esto se alcanza con la optimización de la calidad de las funciones de docencia, investigación, extensión y gestión a fin de hacer de la práctica académica una estrategia para el cambio y el mejoramiento continuo que responda a las expectativas de desarrollo de la Institución, de la región y del país.

MISIÓN

Contribuir con el desarrollo humanístico, científico y tecnológico a nivel local y nacional, mediante la difusión y generación de saberes y la formación de profesionales con competencias y afianzados principios humanos como la ética, justicia, libertad y solidaridad.

VISIÓN

Ser una Institución con calidad académica y pertinencia social, reconocida por su aporte al desarrollo local y nacional, fundamentada en una cultura institucional orientada hacia el progreso y la eficiencia.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**411.122.131**
INGRESOS CORRIENTES ORDINARIOS	411.122.131
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	20.916.682
Venta de otros bienes y servicios	20.916.682
TRANSFERENCIAS CORRIENTES	390.205.449
Transferencias corrientes del sector público	390.205.449
Transferencias corrientes internas recibidas del sector público	390.205.449
De la República	390.205.449
INGRESOS DE CAPITAL	**508.724**
RECURSOS PROPIOS DE CAPITAL	508.724
Incremento de la depreciación y amortización acumuladas	508.724
TOTAL RECURSOS	**411.630.855**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**385.545.156**
GASTOS DE CONSUMO	260.042.720
Remuneraciones	213.538.401
Sueldos, salarios y otras retribuciones	82.886.467
Beneficios y complementos de sueldos y salarios	89.847.252
Aportes patronales	7.904.650
Prestaciones sociales y otras indemnizaciones	1.500
Asistencia socioeconómica	24.944.346
Otros gastos de personal	7.954.186
Compra de bienes y servicios	45.995.595
Bienes de consumo	8.801.163
Servicios no personales	37.194.432
Depreciación y amortización	508.724
TRANSFERENCIAS Y DONACIONES CORRIENTES	125.502.436
Al sector privado	125.502.436
Transferencias corrientes al sector privado	125.502.436
Directas a personas	122.052.365
Pensiones y otros beneficios asociados	13.674.663
Jubilaciones y otros beneficios asociados	102.916.501
Otras transferencias directas a personas	5.461.201
Otras transferencias corrientes internas al sector privado	3.450.071
GASTOS DE CAPITAL	**5.087.235**
INVERSIÓN REAL DIRECTA	5.087.235
Formación bruta de capital Fijo	5.038.533
Edificios e instalaciones	336.310
Maquinaria, equipos y otros bienes muebles	4.702.223
Bienes intangibles	48.702
APLICACIONES FINANCIERAS	**20.998.464**
DISMINUCIÓN DE PASIVOS	20.998.464
Disminución de otros pasivos	20.998.464

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de provisiones y reservas técnicas	20.998.464
Disminución de provisiones	20.998.464
Disminución de provisiones para beneficios sociales	20.998.464
TOTAL GASTOS	**411.630.855**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114420	Formación en Carreras	Matricula			25.174		97.516.840			97.516.840
114586	Formación de postgrado o estudios avanzados	Matricula			1.889	4.211.686				4.211.686
114602	Investigación, innovación y gestión del conocimiento	Proyecto			49		4.424.994			4.424.994
114606	Sistemas de recursos para la formación e intercambio académico	Usuario Atendido	20.578.801	13.719.200	28.166.150		11.050.410			11.050.410
114658	Territorialización y Municipalización de la Educación Universitaria	Proyecto Ejecutado			1		72.412			72.412
114703	Desarrollo y Mantenimiento de la Infraestructura Física	Metro Cuadrado			10.300		330.772			330.772
114713	Sistemas de Apoyo al Desarrollo Estudiantil.	Servicio Prestado			2.404.978		28.381.909			28.381.909
114868	Intercambio y gestión del conocimiento con la sociedad	Comunidad			450	16.557.063	5.620.432			22.177.495
TOTAL						20.768.749	147.397.769			168.166.518

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	147.933	91.569.590			91.717.523
02	Gestión Administrativa	508.724	34.646.926			35.155.650
03	Previsión y Protección Social		116.591.164			116.591.164
TOTAL		656.657	242.807.680			243.464.337

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.413**	**1.361**		**2.774**	**55.986.840**	**4.117.626**	**60.104.466**
Profesional y Técnico	205	377		582	11.800.310	1.685.830	13.486.140
Personal Administrativo	171	342		513	6.521.630	128.290	6.649.920
Personal Docente	478	486		964	30.095.630	2.027.496	32.123.126
Obrero	559	156		715	7.569.270	276.010	7.845.280
Personal Fijo a Tiempo Parcial	**220**	**232**		**452**	**4.570.940**	**170.064**	**4.741.004**
Profesional y Técnico	20	14		34	744.570	120.350	864.920
Personal Administrativo	11	4		15	259.630	1.270	260.900
Personal Docente	189	214		403	3.566.740	48.444	3.615.184
Personal Contratado	**404**	**240**		**644**	**11.726.950**	**187.166**	**11.914.116**
Profesional y Técnico	2	3		5	105.660	14.270	119.930
Personal Administrativo	9	4		13	189.540		189.540
Personal Docente	389	232		621	11.431.750	172.896	11.604.646
TOTAL	**2.037**	**1.833**		**3.870**	**72.284.730**	**4.474.856**	**76.759.586**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**122**	**182**	**304**	**13.674.663**
Obreros	40	31	71	2.253.276
Empleados	47	94	141	5.880.111
Docentes	35	57	92	5.541.276
Jubilados	**1.185**	**744**	**1.929**	**102.916.501**
Obreros	293	95	388	12.481.891
Empleados	291	397	688	31.241.102
Docentes	601	252	853	59.193.508
TOTAL	**1.307**	**926**	**2.233**	**116.591.164**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	213.538.401
4.02	Materiales, suministros y mercancías	8.801.163
4.03	Servicios no personales	37.194.432
4.04	Activos reales	5.087.235
4.07	Transferencias y donaciones	125.502.436
4.08	Otros gastos	508.724
4.11	Disminución de pasivos	20.998.464
	TOTAL	**411.630.855**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**411.122.131**
INGRESOS CORRIENTES ORDINARIOS	411.122.131
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	20.916.682
Venta de otros bienes y servicios	20.916.682
TRANSFERENCIAS CORRIENTES	390.205.449
Transferencias corrientes del sector público	390.205.449
Transferencias corrientes internas recibidas del sector público	390.205.449
De la República	390.205.449
Recursos Ordinarios	292.654.087
Gestión Fiscal	97.551.362
1.2 GASTOS CORRIENTES	**385.545.156**
GASTOS DE CONSUMO	260.042.720
Remuneraciones	213.538.401
Sueldos, salarios y otras retribuciones	82.886.467
Beneficios y complementos de sueldos y salarios	89.847.252
Aportes patronales	7.904.650
Prestaciones sociales y otras indemnizaciones	1.500
Asistencia socioeconómica	24.944.346
Otros gastos de personal	7.954.186
Compra de bienes y servicios	45.995.595
Bienes de consumo	8.801.163
Servicios no personales	37.194.432
Depreciación y amortización	508.724
TRANSFERENCIAS Y DONACIONES CORRIENTES	125.502.436
Al sector privado	125.502.436
Transferencias corrientes al sector privado	125.502.436
Directas a personas	122.052.365
Pensiones y otros beneficios asociados	13.674.663
Jubilaciones y otros beneficios asociados	102.916.501
Otras transferencias directas a personas	5.461.201
Otras transferencias corrientes internas al sector privado	3.450.071

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**25.576.975**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**26.085.699**
RECURSOS PROPIOS DE CAPITAL	26.085.699
Ahorro en Cuenta Corriente	25.576.975
Incremento de la depreciación y amortización acumuladas	508.724
2.2 GASTOS DE CAPITAL	**5.087.235**
INVERSIÓN REAL DIRECTA	5.087.235
Formación bruta de capital Fijo	5.038.533
Edificios e instalaciones	336.310
Maquinaria, equipos y otros bienes muebles	4.702.223
Bienes intangibles	48.702
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**20.998.464**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**20.998.464**
SUPERÁVIT FINANCIERO	20.998.464
3.2 APLICACIONES FINANCIERAS	**20.998.464**
DISMINUCIÓN DE PASIVOS	20.998.464
Disminución de otros pasivos	20.998.464
Disminución de provisiones y reservas técnicas	20.998.464
Disminución de provisiones	20.998.464
Disminución de provisiones para beneficios sociales	20.998.464

A0090

Universidad Pedagógica Experimental Libertador (UPEL)

UNIVERSIDAD PEDAGÓGICA EXPERIMENTAL LIBERTADOR (UPEL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El presupuesto de ingresos de la Universidad para el ejercicio fiscal 2012, está financiado el 81% con recursos otorgados por el Ejecutivo Nacional como Aporte Fiscal y un 19% por ingresos generados por actividades propias de la Institución.

La Universidad realizando grandes esfuerzos continuará su visión de ser una Universidad de excelencia, comprometida con el país para elevar el nivel de la educación, mediante la formación de docentes competentes; capaz de generar conocimientos útiles para implementar procesos pedagógicos innovadores e impulsar la transformación de la realidad social y así contribuir al logro de una sociedad más próspera, equitativa y solidaria, abierta a las propuestas que formule el Estado Venezolano en materia de educación vital para el desarrollo del país.

La Universidad tiene como metas para el año 2012, en el Proyecto Formación de Carreras la atención matricular de 105.482 estudiantes, en la Formación de Postgrado o Estudios Avanzados se atenderá una matrícula de 15.547 estudiantes, en el Sistema de Recursos para la Formación e Intercambio Académico se atenderá 614.388 usuarios, así como realizar 120 proyectos en las áreas de Investigación, Innovación y Gestión del Conocimiento.

En el Sistema de Apoyo al Desarrollo Estudiantil, 3 servicios serán ejecutados como metas primordiales 3 servicios que será el apoyo socioeconómico, el transporte estudiantil y el servicio de comedor; en el proyecto de Desarrollo y Mantenimiento de la Infraestructura Física se atenderán 454.856 metros cuadrados de Infraestructura.

El proyecto Intercambio y Gestión del Conocimiento con la Sociedad, ejecutará actividades con 658 comunidades y formulará 7 planes en el Proyecto de Territorialización y Municipalización de la Educación Universitaria.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**836.293.215**
INGRESOS CORRIENTES ORDINARIOS	836.293.215
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	51.310.781
Venta de otros bienes y servicios	51.310.781
TRANSFERENCIAS CORRIENTES	784.982.434
Transferencias corrientes del sector público	784.982.434
Transferencias corrientes internas recibidas del sector público	784.982.434
De la República	784.982.434
INGRESOS DE CAPITAL	**12.839.441**
RECURSOS PROPIOS DE CAPITAL	12.839.441
Incremento de la depreciación y amortización acumuladas	12.839.441
FUENTES DE FINANCIAMIENTO	**121.925.935**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	121.925.935
Disminución de otros activos financieros	121.925.935
Disminución de disponibilidades	121.925.935
Disminución de Bancos	121.925.935
TOTAL RECURSOS	**971.058.591**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**804.796.111**
GASTOS DE CONSUMO	526.314.282
Remuneraciones	411.621.961
Sueldos, salarios y otras retribuciones	124.148.503
Beneficios y complementos de sueldos y salarios	256.928.394
Aportes patronales	7.549.376
Asistencia socioeconómica	15.426.310
Otros gastos de personal	7.569.378
Compra de bienes y servicios	101.852.880
Bienes de consumo	22.064.660
Servicios no personales	79.788.220
Depreciación y amortización	12.839.441
TRANSFERENCIAS Y DONACIONES CORRIENTES	278.481.829
Al sector privado	278.481.829
Transferencias corrientes al sector privado	278.481.829
Directas a personas	278.358.245
Pensiones y otros beneficios asociados	19.187.302
Jubilaciones y otros beneficios asociados	250.201.519
Otras transferencias directas a personas	8.969.424
A instituciones sin fines de lucro	123.584
GASTOS DE CAPITAL	**8.330.416**
INVERSIÓN REAL DIRECTA	8.330.416
Formación bruta de capital Fijo	8.094.408
Edificios e instalaciones	1.482.134
Maquinaria, equipos y otros bienes muebles	5.643.508
Bienes preexistentes	134.417
Construcciones de bienes de dominio privado	834.349
Bienes intangibles	236.008

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**157.932.064**
DISMINUCIÓN DE PASIVOS	157.932.064
Disminución de otros pasivos	157.932.064
Disminución de provisiones y reservas técnicas	157.932.064
Disminución de provisiones	157.932.064
Disminución de provisiones para beneficios sociales	157.932.064
TOTAL GASTOS	**971.058.591**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Meta: Cantidad: Fem.	Meta: Cantidad: Masc.	Meta: Cantidad: Total	Fuente de Financiamiento: Recursos Propios	Fuente de Financiamiento: Transferencias de la República	Fuente de Financiamiento: Donaciones de la República	Fuente de Financiamiento: Otras Fuentes	Presupuesto 2012
114472	Formación en Carreras	Matricula			105.482	63.075.165	209.196.184			272.271.349
114622	Formación de Postgrado o Estudios Avanzados	Matricula			15.547	4.373.711	697.756			5.071.467
114772	Sistema de Recursos para la Formación e Intercambio Académico	Usuario			614.388	3.639	1.899.443			1.903.082
114775	Investigación, Innovación y Gestión del Conocimiento	Proyecto			120	1.646.291	2.853.068			4.499.359
115255	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio			3	239.500	58.622.383			58.861.883
115306	Desarrollo y Mantenimiento de la Infraestructura Física	Metro Cuadrado			464.856	37.389.100	71.144.620			108.533.720
115325	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			658	6.342.480	2.122.946			8.465.426
115341	Territorialización y Municipalización de la Educación Universitaria	Plan			7		345.045			345.045
TOTAL						113.069.886	346.881.445			459.951.331

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento: Recursos Propios	Fuente de Financiamiento: Transferencias de la República	Fuente de Financiamiento: Donaciones de la República	Fuente de Financiamiento: Otras Fuentes	Presupuesto 2012
01	Dirección y Coordinación de los Gastos de los Trabajadores	3.981.575	151.976.194			155.957.769
02	Gestión Administrativa	69.024.696	30.006.877			99.031.573
03	Previsión y Protección Social		256.117.918			256.117.918
TOTAL		73.006.271	438.100.989			511.107.260

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**3.843**	**2.789**		**6.632**	**99.564.888**		**99.564.888**
Alto Nivel y de Dirección	6	10		16	661.248		661.248
Personal Administrativo	2.121	838		2.959	37.939.808		37.939.808
Personal Docente	1.190	1.078		2.268	49.574.416		49.574.416
Obrero	526	863		1.389	11.389.416		11.389.416
Personal Fijo a Tiempo Parcial	**152**	**169**		**321**	**2.689.960**		**2.689.960**
Personal Administrativo	34	56		90	738.232		738.232
Personal Docente	118	113		231	1.951.728		1.951.728
Personal Contratado	**4.103**	**2.743**		**6.846**	**32.215.632**		**32.215.632**
Personal Administrativo	15	15		30	691.920		691.920
Personal Docente	4.083	2.723		6.806	31.435.712		31.435.712
Obrero	5	5		10	88.000		88.000
TOTAL	**8.098**	**5.701**		**13.799**	**134.470.480**		**134.470.480**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**336**	**494**	**830**	**24.638.342**
Obreros	89	183	272	3.859.604
Empleados	132	78	210	4.062.808
Docentes	115	233	348	16.715.930
Jubilados	**2.693**	**2.042**	**4.735**	**231.479.576**
Obreros	362	468	830	26.892.852
Empleados	1.036	335	1.371	41.470.247
Docentes	1.295	1.239	2.534	163.116.477
TOTAL	**3.029**	**2.536**	**5.565**	**256.117.918**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	411.621.961
4.02	Materiales, suministros y mercancías	22.064.660
4.03	Servicios no personales	79.788.220
4.04	Activos reales	8.330.416
4.07	Transferencias y donaciones	278.481.829
4.08	Otros gastos	12.839.441
4.11	Disminución de pasivos	157.932.064
	TOTAL	**971.058.591**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**836.293.215**
INGRESOS CORRIENTES ORDINARIOS	836.293.215
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	51.310.781
Venta de otros bienes y servicios	51.310.781
TRANSFERENCIAS CORRIENTES	784.982.434
Transferencias corrientes del sector público	784.982.434
Transferencias corrientes internas recibidas del sector público	784.982.434
De la República	784.982.434
Recursos Ordinarios	588.736.826
Gestión Fiscal	196.245.608
1.2 GASTOS CORRIENTES	**804.796.111**
GASTOS DE CONSUMO	526.314.282
Remuneraciones	411.621.961
Sueldos, salarios y otras retribuciones	124.148.503
Beneficios y complementos de sueldos y salarios	256.928.394
Aportes patronales	7.549.376
Asistencia socioeconómica	15.426.310
Otros gastos de personal	7.569.378
Compra de bienes y servicios	101.852.880
Bienes de consumo	22.064.660
Servicios no personales	79.788.220
Depreciación y amortización	12.839.441
TRANSFERENCIAS Y DONACIONES CORRIENTES	278.481.829
Al sector privado	278.481.829
Transferencias corrientes al sector privado	278.481.829
Directas a personas	278.358.245
Pensiones y otros beneficios asociados	24.638.342
Jubilaciones y otros beneficios asociados	231.479.576
Otras transferencias directas a personas	22.240.327
A instituciones sin fines de lucro	123.584

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2012
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**31.497.104**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**44.336.545**
RECURSOS PROPIOS DE CAPITAL	44.336.545
Ahorro en Cuenta Corriente	31.497.104
Incremento de la depreciación y amortización acumuladas	12.839.441
2.2 GASTOS DE CAPITAL	**8.330.416**
INVERSIÓN REAL DIRECTA	8.330.416
Formación bruta de capital Fijo	8.094.408
Edificios e instalaciones	1.482.134
Maquinaria, equipos y otros bienes muebles	5.643.508
Bienes preexistentes	134.417
Construcciones de bienes de dominio privado	834.349
Bienes intangibles	236.008
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**36.006.129**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**157.932.064**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	121.925.935
Disminución de otros activos financieros	121.925.935
Disminución de disponibilidades	121.925.935
Disminución de Bancos	121.925.935
SUPERÁVIT FINANCIERO	36.006.129
3.2 APLICACIONES FINANCIERAS	**157.932.064**
DISMINUCIÓN DE PASIVOS	157.932.064
Disminución de otros pasivos	157.932.064
Disminución de provisiones y reservas técnicas	157.932.064
Disminución de provisiones	157.932.064
Disminución de provisiones para beneficios sociales	157.932.064

A0091

Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)

UNIVERSIDAD NACIONAL EXPERIMENTAL DE LOS LLANOS OCCIDENTALES EZEQUIEL ZAMORA (UNELLEZ)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Política Presupuestaria de la Universidad Nacional Experimental de los Llanos Occidentales "Ezequiel Zamora" para el año 2012, ha sido adecuada a las disposiciones legales vigentes contentivas en el Marco Plurianual del Presupuesto, en concordancia con las orientaciones generales para la formulación presupuestaria según lineamientos impartidos por la Oficina Nacional de Presupuesto (ONAPRE), por la Comisión de Presupuesto del CNU para la asignación y distribución de la cuota presupuestaria del sector universitario. La Institución tiene una planificación para el año 2012 dirigida a la universalización de la educación, así como, a la armonización del plan Presupuesto de la UNELLEZ con los lineamientos del Plan de Desarrollo Socialista Simón Bolívar 2007-2013.

La distribución del gasto se elaboró tomando como base la técnica del presupuesto por Proyectos y Acciones Centralizadas, tal como, lo exigen las políticas nacionales en materia presupuestaria.

En la distribución del Gasto destaca el proyecto denominado Programa Nacional de Formación, que tiene como base la Misión Alma Mater, que se crea con el propósito de impulsar la transformación de la educación universitaria venezolana y propulsar su articulación institucional y territorial, en función de las líneas estratégicas del Proyecto Nacional Simón Bolívar, garantizando el derecho de todas y todos a una educación superior de calidad sin exclusiones.

De igual forma, se condensan en un solo proyecto las Carreras Largas y Cortas: Proyecto de Formación en Carreras; también se introdujo el proyecto 09: Territorialización y Municipalización de la Educación Universitaria, que supone la superación del claustro universitario como límite del espacio territorial de la universidad con los problemas del entorno donde la institución universitaria esté localizada, así como, la participación popular en la creación del saber donde converja el pensamiento universal con el saber popular; por otro lado, la Municipalización persigue suprimir la exclusión social mediante la implantación de la Universalización de la educación como derecho humano en el territorio nacional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**352.899.257**
INGRESOS CORRIENTES ORDINARIOS	352.899.257
TRANSFERENCIAS CORRIENTES	352.899.257
Transferencias corrientes del sector público	352.899.257
Transferencias corrientes internas recibidas del sector público	352.899.257
De la República	352.899.257
INGRESOS DE CAPITAL	**826.494**
RECURSOS PROPIOS DE CAPITAL	826.494
Incremento de la depreciación y amortización acumuladas	826.494
TOTAL RECURSOS	**353.725.751**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**346.661.102**
GASTOS DE CONSUMO	267.384.635
Remuneraciones	195.319.808
Sueldos, salarios y otras retribuciones	75.970.475
Beneficios y complementos de sueldos y salarios	76.988.824
Aportes patronales	7.668.218
Prestaciones sociales y otras indemnizaciones	12.217.634
Asistencia socioeconómica	22.474.657
Compra de bienes y servicios	71.238.333
Bienes de consumo	7.425.561
Servicios no personales	63.812.772
Depreciación y amortización	826.494
TRANSFERENCIAS Y DONACIONES CORRIENTES	79.276.467
Al sector privado	79.276.467
Transferencias corrientes al sector privado	79.276.467
Directas a personas	79.276.467
Pensiones y otros beneficios asociados	13.483.236
Jubilaciones y otros beneficios asociados	53.110.987
Otras transferencias directas a personas	12.682.244
GASTOS DE CAPITAL	**7.064.649**
INVERSIÓN REAL DIRECTA	7.064.649
Formación bruta de capital Fijo	7.064.649
Edificios e instalaciones	536.145
Maquinaria, equipos y otros bienes muebles	6.035.004
Construcciones de bienes de dominio privado	465.500
Construcciones de bienes de dominio público	28.000
TOTAL GASTOS	**353.725.751**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Cantidad: Fem.	Cantidad: Masc.	Cantidad: Total	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
114609	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	953.197	513.261	1.466.458		9.104.273			9.104.273
114613	Programa Nacional de Formación	Matricula			6.165		699.044			699.044
114615	Formación de Postgrado o Estudios Avanzados	Matricula			4.988		2.051.605			2.051.605
114617	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio			3.029.455		61.402.592			61.402.592
114625	Formación de Carreras	Matricula			58.438		74.621.034			74.621.034
114626	Desarrollo y Mantenimiento de Infraestructura	Metro Cuadrado			80.451		28.244.715			28.244.715
114778	Investigación, Innovación y Gestión Del Conocimiento	Investigación			193		1.746.570			1.746.570
114798	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			280		4.844.650			4.844.650
114925	Territorialización y Municipalización de la Educación Universitaria	Proyecto / Plan			773		19.757.862			19.757.862
TOTAL							**202.472.345**			**202.472.345**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
01	Dirección y Coordinación de los Gastos de los Trabajadores		62.058.813			62.058.813
02	Gestión Administrativa	826.494	21.773.876			22.600.370
03	Previsión y Protección Social		66.594.223			66.594.223
TOTAL		**826.494**	**150.426.912**			**151.253.406**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.227**	**1.143**		**2.370**	**41.737.062**	**2.182.194**	**43.919.256**
Alto Nivel y de Dirección	85	80		165	5.502.663	2.182.194	7.684.857
Profesional y Técnico	300	170		470	9.157.964		9.157.964
Personal Administrativo	438	247		685	1.881.421		1.881.421
Personal Docente	200	268		468	17.157.906		17.157.906
Obrero	204	378		582	8.037.108		8.037.108
Personal Fijo a Tiempo Parcial	**11**	**33**		**44**		**73.460**	**73.460**
Personal de Investigación	11	33		44		73.460	73.460
Personal Contratado	**3.982**	**3.343**		**7.325**	**34.213.413**		**34.213.413**
Profesional y Técnico	143	124		267	2.009.171		2.009.171
Personal Administrativo	747	565		1.312	6.158.753		6.158.753
Personal Docente	2.980	2.554		5.534	23.239.059		23.239.059
Obrero	112	100		212	2.806.430		2.806.430
TOTAL	**5.220**	**4.519**		**9.739**	**75.950.475**	**2.255.654**	**78.206.129**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**13**	**8**	**21**	**13.483.236**
Empleados	12	4	16	2.474.989
Docentes	1	4	5	11.008.247
Jubilados	**99**	**341**	**440**	**53.110.987**
Obreros	9	94	103	3.458.279
Docentes	90	247	337	49.652.708
TOTAL	**112**	**349**	**461**	**66.594.223**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	195.319.808
4.02	Materiales, suministros y mercancías	7.425.561
4.03	Servicios no personales	63.812.772
4.04	Activos reales	7.064.649
4.07	Transferencias y donaciones	79.276.467
4.08	Otros gastos	826.494
	TOTAL	**353.725.751**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**352.899.257**
INGRESOS CORRIENTES ORDINARIOS	352.899.257
TRANSFERENCIAS CORRIENTES	352.899.257
Transferencias corrientes del sector público	352.899.257
Transferencias corrientes internas recibidas del sector público	352.899.257
De la República	352.899.257
Recursos Ordinarios	264.674.443
Gestión Fiscal	88.224.814
1.2 GASTOS CORRIENTES	**346.661.102**
GASTOS DE CONSUMO	267.384.635
Remuneraciones	195.319.808
Sueldos, salarios y otras retribuciones	75.970.475
Beneficios y complementos de sueldos y salarios	76.988.824
Aportes patronales	7.668.218
Prestaciones sociales y otras indemnizaciones	12.217.634
Asistencia socioeconómica	22.474.657
Compra de bienes y servicios	71.238.333
Bienes de consumo	7.425.561
Servicios no personales	63.812.772
Depreciación y amortización	826.494
TRANSFERENCIAS Y DONACIONES CORRIENTES	79.276.467
Al sector privado	79.276.467
Transferencias corrientes al sector privado	79.276.467
Directas a personas	79.276.467
Pensiones y otros beneficios asociados	13.483.236
Jubilaciones y otros beneficios asociados	53.110.987
Otras transferencias directas a personas	12.682.244
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**6.238.155**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**7.064.649**
RECURSOS PROPIOS DE CAPITAL	7.064.649
Ahorro en Cuenta Corriente	6.238.155
Incremento de la depreciación y amortización acumuladas	826.494
2.2 GASTOS DE CAPITAL	**7.064.649**
INVERSIÓN REAL DIRECTA	7.064.649
Formación bruta de capital Fijo	7.064.649
Edificios e instalaciones	536.145
Maquinaria, equipos y otros bienes muebles	6.035.004
Construcciones de bienes de dominio privado	465.500
Construcciones de bienes de dominio público	28.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0092

Universidad Nacional Experimental del Táchira (UNET)

UNIVERSIDAD NACIONAL EXPERIMENTAL DEL TÁCHIRA (UNET)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Universidad Nacional Experimental del Táchira, es una Universidad del Estado venezolano, plural y democrática, que genera, cultiva, integra y difunde el conocimiento científico, humanístico, tecnológico y artístico; formadora de ciudadanos con elevada calificación profesional y con valores espirituales, éticos, estéticos y ecológicos; que participa activamente en el desarrollo sustentable de las comunidades en su ámbito local, regional, fronterizo, nacional y universal; todo lo cual se realiza en apego a criterios de excelencia y calidad, en un marco de solidaridad, justicia social, respeto a los derechos y la paz; consustanciada y comprometida con la defensa y protección del medio ambiente, y con la difusión y preservación de los valores trascendentales del ser humano y la cultura.

Ser la Institución universitaria de excelencia del Táchira, comprometida con el desarrollo local, regional y nacional, y la integración fronteriza; que genera y fomenta la aplicación del conocimiento científico, tecnológico y humanístico, impulsando la vinculación permanente entre la institución, las comunidades y los entes públicos y privados.

Incrementar el capital social de su área de influencia y aumentar el impacto de la UNET en el desarrollo regional y nacional, expresado en términos de generación de conocimientos, transferencias de tecnologías y formación de profesionales íntegros, eficientes y efectivos por medio del desarrollo del capital intelectual de la Institución, a fin de lograr competencias que garanticen calidad y efectividad en el cumplimiento de sus funciones básicas: docencia, investigación y extensión.

- Responsabilidad: Cumplimiento de compromisos, actos y obligaciones así como la aceptación de sus consecuencias.
- Honestidad: Comportamiento coherente y sincero en el cumplimiento de las obligaciones; apegado a normas; que respeta la verdad y en el que prevalecen los intereses colectivos.
- Respeto: Capacidad de reconocimiento, aprecio y valoración que se tiene hacia los demás, el entorno y hacia sí mismo. Base de la convivencia social.
- Libertad: Autonomía del ser para alcanzar su realización, en un ambiente donde las capacidades y potencialidades puedan ser desarrolladas abiertamente.
- Justicia: Acto de conceder a cada quien lo que le corresponde según el mérito de su labor, procurando una mejor distribución de oportunidades.
- Solidaridad: Sentimiento de unidad basado en metas o intereses comunes; referido a los lazos sociales que unen a los miembros de una comunidad.
- Ética: Conjunto de valores morales que permiten al ser humano, adoptar decisiones y determinar un comportamiento apropiado; valores basados en lo que es correcto, lo cual puede ir más allá de lo que es legal.
- Adoptar como prioridad básica en la gestión universitaria, la elevación del nivel profesional humanístico y ético de la comunidad UNET.
- Asumir la excelencia en el desempeño personal y grupal, como elemento permanente del deber ser universitario.
- Establecer la meritocracia como elemento fundamental para el logro de la excelencia universitaria, en un ambiente de competitividad y calidad.
- Asumir el reto de conquistar la confianza, como elemento de la más alta estima en la nueva cultura universitaria. Confianza en la competencia de los universitarios para cumplir cada uno su misión. Confianza además, en la buena fe y elevado espíritu universitario, como elemento clave para mejorar la calidad del desempeño institucional en todos los niveles.
- Asumir la competitividad institucional y personal en el quehacer universitario como elemento paradigmático de la cultura universitaria.

- Descentralizar los procesos académicos y administrativos, a fin de facilitar la toma de decisiones oportunas y efectivas en todas las instancias del sistema universitario.
- Asumir las funciones universitarias de investigación, extensión y la competencia de producción de bienes y servicios, como elementos diferenciadores de la UNET del futuro, base fundamental para mejorar la calidad y pertinencia social de la docencia universitaria.
- Velar por el mejoramiento continuo del proceso enseñanza-aprendizaje y garantizar su intima relación con la investigación y la extensión universitaria.
- Promover el trabajo del estudiante como elemento formativo fundamental. Todo trabajo al interior de la institución que pueda ser realizado por estudiantes en condiciones de calidad apropiada, será promovido y apoyado por la Institución.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**165.797.579**
INGRESOS CORRIENTES ORDINARIOS	165.797.579
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	9.776.476
Venta de otros bienes y servicios	9.776.476
TRANSFERENCIAS CORRIENTES	156.021.103
Transferencias corrientes del sector público	156.021.103
Transferencias corrientes internas recibidas del sector público	156.021.103
De la República	156.021.103
TOTAL RECURSOS	**165.797.579**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**164.986.371**
GASTOS DE CONSUMO	124.646.194
Remuneraciones	105.127.695
Sueldos, salarios y otras retribuciones	34.240.059
Beneficios y complementos de sueldos y salarios	28.532.263
Aportes patronales	2.373.222
Asistencia socioeconómica	33.922.151
Otros gastos de personal	6.060.000
Compra de bienes y servicios	19.518.499
Bienes de consumo	3.131.991
Servicios no personales	16.386.508
TRANSFERENCIAS Y DONACIONES CORRIENTES	40.340.177
Al sector público	40.340.177
Transferencias corrientes al sector público	40.340.177
A la República	40.340.177
GASTOS DE CAPITAL	**811.208**
INVERSIÓN REAL DIRECTA	811.208
Formación bruta de capital Fijo	811.208
Maquinaria, equipos y otros bienes muebles	811.208
TOTAL GASTOS	**165.797.579**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113831	Formación de Postgrado o Estudios Avanzados	Matricula			844	2.956.424	684.368			3.640.792
113834	Formación en Carreras	Matricula			10.532		21.506.516			21.506.516
113937	Territorializacion y Municipalización de la Educación Universitaria	Plan			25		129.734			129.734
113939	Investigación, Innovación y Gestión del Conocimiento	Investigación			167	15.000	3.152.284			3.167.284
114003	Sistema de Recursos Para la Formación e Intercambio Académico	Usuario	6.224	7.607	13.831	639.060	2.556.288			3.195.348
114008	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio			491.238	80.000	18.040.798			18.120.798
114127	Intercambio y Gestión del Conocimiento con la Sociedad	Evento			8.033	4.046.582	5.378.071			9.424.653
114267	Desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			81.388		5.085.786			5.085.786
TOTAL						7.737.066	56.533.845			64.270.911

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	909.689	60.862.675			61.772.364
02	Gestión Administrativa	1.129.721	4.255.610			5.385.331
03	Previsión y Protección Social		34.368.973			34.368.973
TOTAL		2.039.410	99.487.258			101.526.668

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**503**	**473**		**976**	**21.915.872**	**1.860.696**	**23.776.568**
Alto Nivel y de Dirección	42	59		101	5.269.345		5.269.345
Profesional y Técnico	219	97		316	5.277.310	1.278.315	6.555.625
Personal Administrativo	87	37		124	1.602.058		1.602.058
Personal Docente	139	207		346	8.516.310	572.853	9.089.163
Personal de Investigación	1	4		5	207.180		207.180
Personal Médico	1	1		2	69.192	9.528	78.720
Obrero	14	68		82	974.477		974.477
Personal Fijo a Tiempo Parcial		**10**		**10**	**193.090**	**11.104**	**204.194**
Profesional y Técnico		3		3	31.939	11.104	43.043
Personal Administrativo		1		1	10.627		10.627
Personal Docente		6		6	150.524		150.524
Personal Contratado	**245**	**292**		**537**	**11.767.947**		**11.767.947**
Personal Administrativo	83	81		164	5.752.249		5.752.249
Personal Docente	162	211		373	6.015.698		6.015.698
TOTAL	**748**	**775**		**1.523**	**33.876.909**	**1.871.800**	**35.748.709**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**8**	**29**	**37**	**3.363.747**
Empleados	7	26	33	1.892.049
Docentes	1	3	4	1.471.698
Jubilados	**140**	**365**	**505**	**28.570.545**
Obreros	4	29	33	1.118.992
Empleados	77	151	228	9.983.313
Docentes	59	185	244	17.468.240
TOTAL	**148**	**394**	**542**	**31.934.292**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	105.127.695
4.02	Materiales, suministros y mercancías	3.131.991
4.03	Servicios no personales	16.386.508
4.04	Activos reales	811.208
4.07	Transferencias y donaciones	40.340.177
	TOTAL	**165.797.579**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**165.797.579**
INGRESOS CORRIENTES ORDINARIOS	165.797.579
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	9.776.476
Venta de otros bienes y servicios	9.776.476
TRANSFERENCIAS CORRIENTES	156.021.103
Transferencias corrientes del sector público	156.021.103
Transferencias corrientes internas recibidas del sector público	156.021.103
De la República	156.021.103
Recursos Ordinarios	117.015.827
Gestión Fiscal	39.005.276
1.2 GASTOS CORRIENTES	**164.986.371**
GASTOS DE CONSUMO	124.646.194
Remuneraciones	105.127.695
Sueldos, salarios y otras retribuciones	34.240.059
Beneficios y complementos de sueldos y salarios	28.532.263
Aportes patronales	2.373.222
Asistencia socioeconómica	33.922.151
Otros gastos de personal	6.060.000
Compra de bienes y servicios	19.518.499
Bienes de consumo	3.131.991
Servicios no personales	16.386.508
TRANSFERENCIAS Y DONACIONES CORRIENTES	40.340.177
Al sector público	40.340.177
Transferencias corrientes al sector público	40.340.177
A la República	40.340.177
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**811.208**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**811.208**
RECURSOS PROPIOS DE CAPITAL	811.208
Ahorro en Cuenta Corriente	811.208

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**811.208**
INVERSIÓN REAL DIRECTA	811.208
Formación bruta de capital Fijo	811.208
Maquinaria, equipos y otros bienes muebles	811.208
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0093

Universidad Central de Venezuela (UCV)

UNIVERSIDAD CENTRAL DE VENEZUELA (UCV)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Universidad Central de Venezuela (UCV), estima ser el centro de referencia nacional e internacional en la formación de talento humano necesario y en la generación, gestión y difusión del conocimiento.

Crear, asimilar y difundir el saber mediante la investigación y la enseñanza, completar la formación integral iniciada en los ciclos educacionales anteriores; y formar los equipos profesionales y técnicos que necesita la Nación para su desarrollo y progreso.

La Universidad Central de Venezuela cuenta con una Sede Principal, ubicada en la Ciudad Universitaria de Caracas, donde funcionan las actividades operativas y académicas centrales. Sin embargo dado su crecimiento y considerando las dimensiones del Campus Caracas, las Dependencias correspondientes al Consejo de Desarrollo Científico y Humanístico (CDCH) y el Centro de Estudios del Desarrollo de la Universidad Central de Venezuela (CENDES), se encuentran ubicadas en el Área Metropolitana de Caracas.

Formación en Carreras: Considerando la formación integral del futuro técnico superior universitario, sustentada en la consolidación de contenidos y experiencias dirigidas a la conformación de la ciudadanía democrática, la solidaridad, la construcción colectiva y la acción profesional transformadora con responsabilidad ética y perspectiva sustentable; se estima para el lapso fiscal 2012 una matrícula de 46.261 estudiantes.

Formación de Postgrado o Estudios Avanzados: Tomando en cuenta la formación de especialistas que contribuyan a la transformación social, mediante la apropiación, adecuación, creación e innovación de conocimientos científicos, tecnológicos y culturales; se considera para el lapso fiscal 2012 un Total de Matrícula de Postgrado de 11.228 Profesionales.

Investigación, Innovación y Gestión del Conocimiento: Considerando vincular los procesos de formación, investigación y desarrollo tecnológico con los proyectos estratégicos de la Nación dirigidos a la soberanía política, tecnológica, económica y cultural para la construcción de un nuevo modelo productivo, la Universidad Central de Venezuela considera para el lapso fiscal 2012 un Total de 1.079 Proyectos de Investigación.

Sistema de Recursos para la Formación e Intercambio Académico: Tomando en cuenta que se debe garantizar el apoyo en materia de los servicios de biblioteca, laboratorios, bioterios, estaciones experimentales y servicios de tecnología de información se considera para el lapso fiscal 2012 la suma de 2.247.124 Usuarios Atendidos.

Sistema de Apoyo al Desarrollo Estudiantil: En función a garantizar el ingreso, las condiciones para el desempeño estudiantil y una adecuada atención para mejorar los niveles de prosecución se estima para el lapso fiscal 2012 un total de 2.451.094 Servicios Estudiantiles.

Intercambio y Gestión del Conocimiento con la Sociedad: En aras de vincular a las comunidades con el ejercicio profesional, a lo largo de todo el trayecto formativo, así como fomentar, promover y difundir todas las expresiones y representaciones de los diversos ámbitos del ser humano: intelectuales, culturales y deportivo, para el lapso del período fiscal 2012 se estima efectuar la suma de 11.145 Eventos.

Desarrollo y Mantenimiento de Infraestructura Física: Tomando en consideración la importancia de la preservación de la planta física, a través del mantenimiento y conservación de los espacios físicos y mantenimiento de los bienes nacionales.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**1.376.436.689**
INGRESOS CORRIENTES ORDINARIOS	1.376.167.192
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	70.949.737
Venta de otros bienes y servicios	70.949.737
INGRESOS DE OPERACIÓN	1.534.810
Otros ingresos de operación	1.534.810
TRANSFERENCIAS CORRIENTES	1.260.873.875
Transferencias corrientes internas recibidas del sector privado	1.634.464
De instituciones sin fines de lucro	1.310.000
De empresas privadas	324.464
Transferencias corrientes del sector público	1.259.239.411
Transferencias corrientes internas recibidas del sector público	1.259.239.411
De la República	1.257.827.666
De los entes descentralizados sin fines empresariales	1.000.000
Del Poder Estadal	411.745
OTROS INGRESOS	42.808.770
Otros ingresos ajenos a la operación	42.808.770
INGRESOS CORRIENTES EXTRAORDINARIOS	269.497
TRANSFERENCIAS Y DONACIONES CORRIENTES	269.497
Donaciones corrientes internas recibidas del sector privado	98.497
De empresas privadas	98.497
Transferencias y donaciones corrientes recibidas del sector externo	171.000
Donaciones corrientes recibidas del exterior	171.000
De instituciones sin fines de lucro	171.000
TOTAL RECURSOS	**1.376.436.689**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**1.274.702.227**
GASTOS DE CONSUMO	695.662.623
Remuneraciones	531.274.952
Sueldos, salarios y otras retribuciones	359.813.653
Beneficios y complementos de sueldos y salarios	90.189.241
Aportes patronales	8.190.885
Asistencia socioeconómica	72.034.388
Otros gastos de personal	1.046.785
Compra de bienes y servicios	147.591.438
Bienes de consumo	68.188.634
Servicios no personales	79.402.804
Impuestos indirectos	16.796.233
GASTOS DE LA PROPIEDAD	72.000
Derechos sobre bienes intangibles	72.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	578.928.604
Al sector privado	572.200.446
Transferencias corrientes al sector privado	571.908.435
Directas a personas	550.655.121
Pensiones y otros beneficios asociados	106.541.925
Jubilaciones y otros beneficios asociados	417.846.109
Otras transferencias directas a personas	26.267.087
A instituciones sin fines de lucro	13.321.754
A empresas privadas	13.200
Otras transferencias corrientes internas al sector privado	7.918.360
Donaciones corrientes al sector privado	292.011
Donaciones a personas	237.511
Donaciones a instituciones sin fines de lucro	54.500
Al sector público	6.655.658
Transferencias corrientes al sector público	6.652.658
A los entes descentralizados sin fines empresariales para sus gastos	6.652.658
Donaciones corrientes al sector público	3.000
A los entes descentralizados sin fines empresariales	3.000
Al sector externo	72.500

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Transferencias corrientes al exterior	72.500
A instituciones sin fines de lucro	4.000
A organismos internacionales	68.500
OTROS GASTOS CORRIENTES	39.000
Otros gastos corrientes	39.000
Otras perdidas	39.000
GASTOS DE CAPITAL	**68.550.637**
INVERSIÓN REAL DIRECTA	68.550.637
Formación bruta de capital fijo	67.398.527
Maquinaria, equipos y otros bienes muebles	62.574.789
Bienes preexistentes	705.892
Construcciones de bienes de dominio privado	3.243.381
Construcciones de bienes de dominio público	874.465
Bienes intangibles	1.152.110
APLICACIONES FINANCIERAS	**33.183.825**
DISMINUCIÓN DE PASIVOS	33.183.825
Disminución de cuentas y efectos por pagar	319.348
Disminución de cuentas y efectos por pagar a corto plazo	319.348
Disminución cuentas por pagar a proveedores a corto plazo	319.348
Disminución de otros pasivos	32.864.477
Disminución de otros pasivos a corto plazo	32.864.477
TOTAL GASTOS	**1.376.436.689**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113685	Formación en Carreras.	Matrícula			46.261	10.123.954	226.264.830		1.000.000	237.388.784
113744	Formación de Postgrado Estudios Avanzados	Matrícula			11.228	15.113.615	14.418.554		56.693	29.588.862
113749	Investigación, Innovación y Gestión del Conocimiento.	Proyecto			1.079	8.762.440	67.776.399		1.366.268	77.905.107
113832	Sistema de Recursos para la Formación e Intercambio Académico.	Usuario	1.168.635	1.078.740	2.247.124	11.151.585	38.874.089			50.025.674
113844	Sistema de Apoyo al Desarrollo Estudiantil.	Servicio Prestado			2.451.094	416.075	69.273.628		377.122	70.066.825
113862	Intercambio y Gestión del Conocimiento con la Sociedad.	Comunidad			11.145	13.251.371	41.209.790		515.623	54.976.784
113870	Desarrollo y Mantenimiento de Infraestructura Física.	Metro Cuadrado			1.184.235	2.030.288	13.189.667			15.219.955
TOTAL						60.849.328	471.006.957		3.315.706	535.171.991

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	3.344.889	161.961.966			165.306.855
02	Gestión Administrativa	51.099.100	100.654.253			151.753.353
03	Previsión y Protección Social		524.204.490			524.204.490
TOTAL		54.443.989	786.820.709			841.264.698

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**3.251**	**3.533**	**1.180**	**7.964**	**189.084.357**	**14.261.034**	**203.345.391**
Alto Nivel y de Dirección	1	14		15	800.412		800.412
Directivo	128	108		236	19.826.452	2.353.696	22.180.148
Profesional y Técnico	644	313	371	1.328	36.815.843	2.784.856	39.600.699
Personal Administrativo	1.252	820	557	2.629	39.119.011	5.316.702	44.435.713
Personal Docente	967	831	50	1.848	58.551.312	3.805.780	62.357.092
Obrero	259	1.447	202	1.908	33.971.327		33.971.327
Personal Fijo a Tiempo Parcial	**958**	**270**	**566**	**1.794**	**17.540.465**		**17.540.465**
Profesional y Técnico	37	38	20	95	2.155.249		2.155.249
Personal Administrativo	31	32	46	109	5.680.920		5.680.920
Personal Docente	890	200	500	1.590	9.704.296		9.704.296
Personal Contratado	**1.050**	**990**	**417**	**2.457**	**45.364.857**		**45.364.857**
Directivo	1			1	717.098		717.098
Profesional y Técnico	136	75		211	10.647.027		10.647.027
Personal Administrativo	290	128		418	9.659.017		9.659.017
Personal Docente	623	787	417	1.827	24.341.715		24.341.715
TOTAL	**5.259**	**4.793**	**2.163**	**12.215**	**251.989.679**	**14.261.034**	**266.250.713**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**219**	**203**	**422**	**106.541.925**
Alto Nivel y de Dirección		17	17	15.524.183
Obreros	21	91	112	18.556.905
Empleados	173	69	242	39.011.949
Docentes	25	26	51	33.448.888
Jubilados	**3.410**	**5.285**	**8.695**	**417.846.109**
Alto Nivel y de Dirección		98	98	112.662.922
Obreros	95	1.081	1.176	94.480.764
Empleados	2.203	1.943	4.146	141.069.946
Docentes	1.112	2.163	3.275	69.632.477
TOTAL	**3.629**	**5.488**	**9.117**	**524.388.034**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	531.274.952
4.02	Materiales, suministros y mercancías	68.188.634
4.03	Servicios no personales	96.271.037
4.04	Activos reales	68.550.637
4.07	Transferencias y donaciones	578.928.604
4.08	Otros gastos	39.000
4.11	Disminución de pasivos	33.183.825
	TOTAL	**1.376.436.689**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.376.436.689**
INGRESOS CORRIENTES ORDINARIOS	1.376.167.192
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	70.949.737
Venta de otros bienes y servicios	70.949.737
INGRESOS DE OPERACIÓN	1.534.810
Otros ingresos de operación	1.534.810
TRANSFERENCIAS CORRIENTES	1.260.873.875
Transferencias corrientes internas recibidas del sector privado	1.634.464
De instituciones sin fines de lucro	1.310.000
De empresas privadas	324.464
Transferencias corrientes del sector público	1.259.239.411
Transferencias corrientes internas recibidas del sector público	1.259.239.411
De la República	1.257.827.666
Recursos Ordinarios	943.370.750
Gestión Fiscal	314.456.916
De los entes descentralizados sin fines empresariales	1.000.000
Del Poder Estadal	411.745
OTROS INGRESOS	42.808.770
Otros ingresos ajenos a la operación	42.808.770
INGRESOS CORRIENTES EXTRAORDINARIOS	269.497
TRANSFERENCIAS Y DONACIONES CORRIENTES	269.497
Donaciones corrientes internas recibidas del sector privado	98.497
De empresas privadas	98.497
Transferencias y donaciones corrientes recibidas del sector externo	171.000
Donaciones corrientes recibidas del exterior	171.000
De instituciones sin fines de lucro	171.000
1.2 GASTOS CORRIENTES	**1.274.702.227**
GASTOS DE CONSUMO	695.662.623
Remuneraciones	531.274.952
Sueldos, salarios y otras retribuciones	359.813.653
Beneficios y complementos de sueldos y salarios	90.189.241

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Aportes patronales	8.190.885
Asistencia socioeconómica	72.034.388
Otros gastos de personal	1.046.785
Compra de bienes y servicios	147.591.438
Bienes de consumo	68.188.634
Servicios no personales	79.402.804
Impuestos indirectos	16.796.233
GASTOS DE LA PROPIEDAD	72.000
Derechos sobre bienes intangibles	72.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	578.928.604
Al sector privado	572.200.446
Transferencias corrientes al sector privado	571.908.435
Directas a personas	550.655.121
Pensiones y otros beneficios asociados	106.541.925
Jubilaciones y otros beneficios asociados	417.846.109
Otras transferencias directas a personas	26.267.087
A instituciones sin fines de lucro	13.321.754
A empresas privadas	13.200
Otras transferencias corrientes internas al sector privado	7.918.360
Donaciones corrientes al sector privado	292.011
Donaciones a personas	237.511
Donaciones a instituciones sin fines de lucro	54.500
Al sector público	6.655.658
Transferencias corrientes al sector público	6.652.658
A los entes descentralizados sin fines empresariales para sus gastos	6.652.658
Donaciones corrientes al sector público	3.000
A los entes descentralizados sin fines empresariales	3.000
Al sector externo	72.500
Transferencias corrientes al exterior	72.500
A instituciones sin fines de lucro	4.000
A organismos internacionales	68.500
OTROS GASTOS CORRIENTES	39.000
Otros gastos corrientes	39.000
Otras perdidas	39.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**101.734.462**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**101.734.462**
RECURSOS PROPIOS DE CAPITAL	101.734.462
Ahorro en Cuenta Corriente	101.734.462
2.2 GASTOS DE CAPITAL	**68.550.637**
INVERSIÓN REAL DIRECTA	68.550.637
Formación bruta de capital fijo	67.398.527
Maquinaria, equipos y otros bienes muebles	62.574.789
Bienes preexistentes	705.892
Construcciones de bienes de dominio privado	3.243.381
Construcciones de bienes de dominio público	874.465
Bienes intangibles	1.152.110
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**33.183.825**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**33.183.825**
SUPERÁVIT FINANCIERO	33.183.825
3.2 APLICACIONES FINANCIERAS	**33.183.825**
DISMINUCIÓN DE PASIVOS	33.183.825
Disminución de cuentas y efectos por pagar	319.348
Disminución de cuentas y efectos por pagar a corto plazo	319.348
Disminución cuentas por pagar a proveedores a corto plazo	319.348
Disminución de otros pasivos	32.864.477
Disminución de otros pasivos a corto plazo	32.864.477

A0094

Universidad de Carabobo (UC)

UNIVERSIDAD DE CARABOBO (UC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El presupuesto de ingresos y gastos de la Universidad de Carabobo, estructurado por Proyectos y Acciones Centralizadas, alcanza un monto de Bs. 966.372.882 provenientes del Aporte del Ejecutivo Nacional y los ingresos producto de la venta de bienes y servicios.

En cuanto a la matrícula estudiantil, las estadísticas de las distintas Facultades plantean formar una plantilla de 63.832 estudiantes. En relación al área de Postgrado, se estima atender una matrícula de 4.407 alumnos en las diferentes modalidades, a saber: Especialidad, Maestría y Doctorado.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**946.372.882**
INGRESOS CORRIENTES ORDINARIOS	946.372.882
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	21.818.987
Venta de otros bienes y servicios	21.818.987
TRANSFERENCIAS CORRIENTES	924.553.895
Transferencias corrientes del sector público	924.553.895
Transferencias corrientes internas recibidas del sector público	924.553.895
De la República	924.553.895
FUENTES DE FINANCIAMIENTO	**20.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	20.000.000
Disminución de otros activos financieros	20.000.000
Disminución de disponibilidades	20.000.000
Disminución de Bancos	20.000.000
TOTAL RECURSOS	**966.372.882**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**917.839.831**
GASTOS DE CONSUMO	637.838.062
Remuneraciones	541.463.031
Sueldos, salarios y otras retribuciones	221.746.098
Beneficios y complementos de sueldos y salarios	162.669.323
Aportes patronales	6.584.734
Prestaciones sociales y otras indemnizaciones	73.708.572
Asistencia socioeconómica	76.250.857
Otros gastos de personal	503.447
Compra de bienes y servicios	96.375.031
Bienes de consumo	30.146.134
Servicios no personales	66.228.897
TRANSFERENCIAS Y DONACIONES CORRIENTES	280.001.769
Al sector privado	273.896.977
Transferencias corrientes al sector privado	273.896.977
Directas a personas	265.819.209
Pensiones y otros beneficios asociados	27.940.106
Jubilaciones y otros beneficios asociados	221.907.209
Otras transferencias directas a personas	15.971.894
Otras transferencias corrientes internas al sector privado	8.077.768
Al sector público	1.586.166
Transferencias corrientes al sector público	1.586.166
A los entes descentralizados sin fines empresariales para sus gastos	1.586.166
Al sector externo	4.518.626
Transferencias corrientes al exterior	4.518.626
Becas de capacitación e investigación en el exterior	4.500.000
A organismos internacionales	18.626
GASTOS DE CAPITAL	**28.533.051**
INVERSIÓN REAL DIRECTA	28.533.051
Formación bruta de capital Fijo	28.533.051
Edificios e instalaciones	20.055.881
Maquinaria, equipos y otros bienes muebles	8.477.170

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**20.000.000**
DISMINUCIÓN DE PASIVOS	20.000.000
Disminución de cuentas y efectos por pagar	20.000.000
Disminución de cuentas y efectos por pagar a corto plazo	20.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	10.000.000
Disminución de aportes patronales y retenciones laborales por pagar	10.000.000
Disminución de otros aportes patronales por pagar	3.000.000
Disminución de otras retenciones laborales por pagar	7.000.000
TOTAL GASTOS	**966.372.882**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115008	Formación de Carreras	Matrícula			63.832	11.185.192	262.514.985			273.700.177
115028	Formación de Postgrado o Estudios Avanzados	Matrícula			4.407	1.642.662	3.472.366			5.115.028
115046	Investigación, Innovación y Gestión del Conocimiento	Proyecto Financiado			88		14.260.956			14.260.956
115070	Sistema de recursos para la formación e intercambio académico	Persona Atendida			509.290	755.015	11.445.267			12.200.282
115293	Intercambio y gestión del conocimiento con la sociedad	Comunidad			181.034	339.733	22.182.099			22.521.832
115312	Territorialización y Municipalización de Educación Universitaria.	Plan			9		71.673			71.673
115315	Sistemas de Apoyo al Desarrollo Estudiantil	Estudiante			5.043	939.311	55.389.377			56.328.688
115369	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			30.000	12.000	45.926.530			45.938.530
TOTAL						14.873.913	415.263.253			430.137.166

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		209.955.487			209.955.487
02	Gestión Administrativa	26.945.074	49.487.840			56.432.914
03	Previsión y Protección Social		249.847.315			249.847.315
TOTAL		26.945.074	509.290.642			536.235.716

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**3.173**	**2.371**		**5.544**	**141.834.108**		**141.834.108**
Alto Nivel y de Dirección		10		10	522.876		522.876
Profesional y Técnico	1.114	652		1.766	39.491.052		39.491.052
Personal Administrativo	818	280		1.098	15.940.272		15.940.272
Personal Docente	969	592		1.561	70.133.748		70.133.748
Obrero	272	837		1.109	15.746.160		15.746.160
Personal Fijo a Tiempo Parcial	**963**	**573**		**1.536**	**24.907.995**		**24.907.995**
Profesional y Técnico	26	36		62	550.257		550.257
Personal Administrativo	2			2	14.778		14.778
Personal Docente	935	537		1.472	24.342.960		24.342.960
Personal Contratado	**1.743**	**1.235**		**2.978**	**45.938.370**		**45.938.370**
Profesional y Técnico	237	161		398	8.115.210		8.115.210
Personal Administrativo	288	89		377	4.813.596		4.813.596
Personal Docente	1.158	920		2.078	31.388.748		31.388.748
Obrero	60	65		125	1.620.816		1.620.816
TOTAL	**5.879**	**4.179**		**10.058**	**212.680.473**		**212.680.473**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**82**	**26**	**108**	**3.479.083**
Empleados	80	20	100	3.214.112
Docentes	2	6	8	264.971
Jubilados	**2.254**	**2.168**	**4.422**	**228.188.354**
Alto Nivel y de Dirección	1		1	196.159
Obreros	288	398	686	18.576.787
Empleados	1.357	705	2.062	84.365.677
Docentes	608	1.065	1.673	125.049.731
TOTAL	**2.336**	**2.194**	**4.530**	**231.667.437**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	541.463.031
4.02	Materiales, suministros y mercancías	30.146.134
4.03	Servicios no personales	66.228.897
4.04	Activos reales	28.533.051
4.07	Transferencias y donaciones	280.001.769
4.11	Disminución de pasivos	20.000.000
	TOTAL	**966.372.882**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**946.372.882**
INGRESOS CORRIENTE ORDINARIO	946.372.882
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	21.818.987
Venta de otros bienes y servicios	21.818.987
TRANSFERENCIAS CORRIENTES	924.553.895
Transferencias corrientes del sector público	924.553.895
Transferencias corrientes internas recibidas del sector público	924.553.895
De la República	924.553.895
Recursos Ordinarios	693.415.421
Gestión Fiscal	231.138.474
1.2 GASTOS CORRIENTES	**917.839.831**
GASTOS DE CONSUMO	637.838.062
Remuneraciones	541.463.031
Sueldos, salarios y otras retribuciones	221.746.098
Beneficios y complementos de sueldos y salarios	162.669.323
Aportes patronales	6.584.734
Prestaciones sociales y otras indemnizaciones	73.708.572
Asistencia socioeconómica	76.250.857
Otros gastos de personal	503.447
Compra de bienes y servicios	96.375.031
Bienes de consumo	30.146.134
Servicios no personales	66.228.897
TRANSFERENCIAS Y DONACIONES CORRIENTES	280.001.769
Al sector privado	273.896.977
Transferencias corrientes al sector privado	273.896.977
Directas a personas	265.819.209
Pensiones y otros beneficios asociados	27.940.106
Jubilaciones y otros beneficios asociados	221.907.209
Otras transferencias directas a personas	15.971.894
Otras transferencias corrientes internas al sector privado	8.077.768
Al sector público	1.586.166

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Transferencias corrientes al sector público	1.586.166
A los entes descentralizados sin fines empresariales para sus gastos	1.586.166
Al sector externo	4.518.626
Transferencias corrientes al exterior	4.518.626
Becas de capacitación e investigación en el exterior	4.500.000
A organismos internacionales	18.626
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**28.533.051**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**28.533.051**
RECURSOS PROPIOS DE CAPITAL	28.533.051
Ahorro en Cuenta Corriente	28.533.051
2.2 GASTOS DE CAPITAL	**28.533.051**
INVERSIÓN REAL DIRECTA	28.533.051
Formación bruta de capital Fijo	28.533.051
Edificios e instalaciones	20.055.881
Maquinaria, equipos y otros bienes muebles	8.477.170
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**20.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	20.000.000
Disminución de otros activos financieros	20.000.000
Disminución de disponibilidades	20.000.000
Disminución de Bancos	20.000.000
3.2 APLICACIONES FINANCIERAS	**20.000.000**
DISMINUCIÓN DE PASIVOS	20.000.000
Disminución de cuentas y efectos por pagar	20.000.000
Disminución de cuentas y efectos por pagar a corto plazo	20.000.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de sueldos, salarios y otras remuneraciones por pagar	10.000.000
Disminución de aportes patronales y retenciones laborales por pagar	10.000.000
Disminución de otros aportes patronales por pagar	3.000.000
Disminución de otras retenciones laborales por pagar	7.000.000

A0095

Universidad Nacional Experimental Simón Rodríguez (UNESR)

UNIVERSIDAD NACIONAL EXPERIMENTAL SIMÓN RODRÍGUEZ (UNESR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Universidad Nacional Experimental Simón Rodríguez (UNESR) se adecua a las disposiciones legales vigentes, en el marco anual del presupuesto para el período 2012 y en concordancia con las orientaciones generales para la formulación del mismo, según lineamientos impartidos por la Oficina de Planificación del Sector Universitario (OPSU), y su vinculación con las misiones de la Institución, aspectos generados de la estructura por proyectos vinculados con la Línea General del Plan Nacional Simón Bolívar, Primer Proyecto Socialista 2007-2013.

La Universidad continuará cumpliendo con su principal función de atender con carácter prioritario la enseñanza en los diferentes niveles, igualmente reforzará en el ámbito institucional la política educativa, mejorando los servicios para que se adapten a las exigencias de los Proyectos y se fortalecerá la atención a los participantes (estudiantes) en las actividades fundamentales que coadyuven a la formación integral.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**335.802.587**
INGRESOS CORRIENTES ORDINARIOS	335.802.587
TRANSFERENCIAS CORRIENTES	335.802.587
Transferencias corrientes del sector público	335.802.587
Transferencias corrientes internas recibidas del sector público	335.802.587
De la República	335.802.587
TOTAL RECURSOS	**335.802.587**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**314.020.803**
GASTOS DE CONSUMO	225.601.364
Remuneraciones	205.127.339
Sueldos, salarios y otras retribuciones	85.072.995
Beneficios y complementos de sueldos y salarios	71.646.777
Aportes patronales	3.922.983
Prestaciones sociales y otras indemnizaciones	1.186.886
Asistencia socioeconómica	41.631.039
Otros gastos de personal	1.666.659
Compra de bienes y servicios	20.474.025
Bienes de consumo	8.989.230
Servicios no personales	11.484.795
TRANSFERENCIAS Y DONACIONES CORRIENTES	88.419.439
Al sector privado	88.419.439
Transferencias corrientes al sector privado	88.419.439
Directas a personas	88.419.439
Pensiones y otros beneficios asociados	8.115.111
Jubilaciones y otros beneficios asociados	65.036.437
Otras transferencias directas a personas	15.267.891
GASTOS DE CAPITAL	**1.402.410**
INVERSIÓN REAL DIRECTA	1.402.410
Formación bruta de capital Fijo	1.402.410
Maquinaria, equipos y otros bienes muebles	1.402.410
APLICACIONES FINANCIERAS	**20.379.374**
DISMINUCIÓN DE PASIVOS	20.379.374
Disminución de cuentas y efectos por pagar	20.379.374
Disminución de cuentas y efectos por pagar a corto plazo	20.379.374
Disminución de sueldos, salarios y otras remuneraciones por pagar	20.179.374
Disminución cuentas por pagar a proveedores a corto plazo	100.000
Disminución cuentas por pagar a contratistas a corto plazo	100.000
TOTAL GASTOS	**335.802.587**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113769	Formación en carreras	Matricula			180.000		86.006.671			86.006.671
113772	Formación de postgrado o estudios avanzados	Matricula			3.084		8.722.523			8.722.523
113823	Investigación, innovación y gestión del conocimiento	Investigación			39		4.242.237			4.242.237
113846	Sistema de recursos para la formación e intercambio académico	Usuario Atendido	48.312	32.208	80.520		7.027.462			7.027.462
113863	Sistemas de apoyo al desarrollo estudiantil	Alumno Atendido	116.601	63.399	180.000		29.834.422			29.834.422
113881	Desarrollo y mantenimiento de la infraestructura física	Metro Cuadrado			11.963		21.578.435			21.578.435
113884	Intercambio y gestión del conocimiento con la sociedad	Evento			108		3.923.511			3.923.511
TOTAL							161.335.261			161.335.261

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		75.126.429			75.126.429
02	Gestión Administrativa		26.189.349			26.189.349
03	Previsión y Protección Social		73.151.548			73.151.548
TOTAL			174.467.326			174.467.326

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**994**	**1.131**		**2.125**	**50.343.422**	**29.405**	**50.372.827**
Alto Nivel y de Dirección	4	1		5	306.944		306.944
Directivo	68	82		150	4.980.743		4.980.743
Profesional y Técnico	217	143		360	9.166.692		9.166.692
Personal Administrativo	263	103		366	5.839.686		5.839.686
Personal Docente	220	204		424	17.940.884		17.940.884
Obrero	222	598		820	12.108.473	29.405	12.137.878
Personal Fijo a Tiempo Parcial	**65**	**74**		**139**	**1.895.244**		**1.895.244**
Personal Docente	65	74		139	1.895.244		1.895.244
Personal Contratado	**1.353**	**1.186**		**2.539**	**28.891.558**		**28.891.558**
Profesional y Técnico	131	61		192	3.633.478		3.633.478
Personal Administrativo	135	62		197	2.065.917		2.065.917
Personal Docente	972	882		1.854	21.077.024		21.077.024
Obrero	115	181		296	2.115.139		2.115.139
TOTAL	**2.412**	**2.391**		**4.803**	**81.130.224**	**29.405**	**81.159.629**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**96**	**67**	**163**	**8.115.111**
Obreros	28	27	55	2.687.858
Empleados	24	11	35	2.798.876
Docentes	44	29	73	2.628.377
Jubilados	**572**	**519**	**1.091**	**65.036.437**
Obreros	46	160	206	10.539.769
Empleados	291	117	408	25.960.929
Docentes	235	242	477	28.535.739
TOTAL	**668**	**586**	**1.254**	**73.151.548**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	205.127.339
4.02	Materiales, suministros y mercancías	8.989.230
4.03	Servicios no personales	11.484.795
4.04	Activos reales	1.402.410
4.07	Transferencias y donaciones	88.419.439
4.11	Disminución de pasivos	20.379.374
	TOTAL	**335.802.587**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**335.802.587**
INGRESOS CORRIENTES ORDINARIOS	335.802.587
TRANSFERENCIAS CORRIENTES	335.802.587
Transferencias corrientes del sector público	335.802.587
Transferencias corrientes internas recibidas del sector público	335.802.587
De la República	335.802.587
Recursos Ordinarios	251.851.940
Gestión Fiscal	83.950.647
1.2 GASTOS CORRIENTES	**314.020.803**
GASTOS DE CONSUMO	225.601.364
Remuneraciones	205.127.339
Sueldos, salarios y otras retribuciones	85.072.995
Beneficios y complementos de sueldos y salarios	71.646.777
Aportes patronales	3.922.983
Prestaciones sociales y otras indemnizaciones	1.186.886
Asistencia socioeconómica	41.631.039
Otros gastos de personal	1.666.659
Compra de bienes y servicios	20.474.025
Bienes de consumo	8.989.230
Servicios no personales	11.484.795
TRANSFERENCIAS Y DONACIONES CORRIENTES	88.419.439
Al sector privado	88.419.439
Transferencias corrientes al sector privado	88.419.439
Directas a personas	88.419.439
Pensiones y otros beneficios asociados	8.115.111
Jubilaciones y otros beneficios asociados	65.036.437
Otras transferencias directas a personas	15.267.891
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**21.781.784**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**21.781.784**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
RECURSOS PROPIOS DE CAPITAL	21.781.784
Ahorro en Cuenta Corriente	21.781.784
2.2 GASTOS DE CAPITAL	**1.402.410**
INVERSIÓN REAL DIRECTA	1.402.410
Formación bruta de capital Fijo	1.402.410
Maquinaria, equipos y otros bienes muebles	1.402.410
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**20.379.374**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**20.379.374**
SUPERÁVIT FINANCIERO	20.379.374
3.2 APLICACIONES FINANCIERAS	**20.379.374**
DISMINUCIÓN DE PASIVOS	20.379.374
Disminución de cuentas y efectos por pagar	20.379.374
Disminución de cuentas y efectos por pagar a corto plazo	20.379.374
Disminución de sueldos, salarios y otras remuneraciones por pagar	20.179.374
Disminución cuentas por pagar a proveedores a corto plazo	100.000
Disminución cuentas por pagar a contratistas a corto plazo	100.000

A0096

Universidad Nacional Experimental Francisco de Miranda (UNEFM)

UNIVERSIDAD NACIONAL EXPERIMENTAL FRANCISCO DE MIRANDA (UNEFM)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Universidad Nacional Experimental Francisco de Miranda (UNEFM), tiene como sede principal a Coro, génesis de Venezuela, y capital del Estado Falcón. Esta ciudad fue declarada Patrimonio Cultural de la Humanidad por la UNESCO, en 1993, por su arquitectura colonial. "Con sus construcciones barro, peculiares del Caribe, Coro es la única muestra que sobrevive de la rica fusión de tradiciones locales con mudéjar español y técnicas arquitectónicas holandesas" (UNESCO, 1993). De allí su elevado valor histórico que esta Universidad se ha comprometido a conservar y promocionar como parte de nuestra memoria colectiva.

Es misión de la Universidad Nacional Experimental Francisco de Miranda (UNEFM), como institución de educación superior de carácter experimental, generar conocimientos, formar integralmente ciudadanos conscientes, responsables y emprendedores, anticipar y aportar respuestas a los programas académicos innovadores que articulen el conocimiento científico, tecnológico, social y humanístico, para el fortalecimiento de la ciencia, la tecnología, la cultura, el medio ambiente, y el fomento de los valores morales, éticos, estéticos, espirituales y ciudadanos, contribuyendo al logro de una mejor calidad de vida y un desarrollo sustentable.

La Universidad Nacional Experimental Francisco de Miranda (UNEFM), es una Institución de Educación Superior, creada en 1977 para atender las demandas de formación de profesionales del Estado Falcón y del resto del país. Es una Institución con fuertes vínculos regionales orientada al servicio de las comunidades falconianas.

La Universidad Nacional Experimental Francisco de Miranda (UNEFM), crea la modalidad de Aprendizaje Dialógica Interactivo utilizando las tecnologías de información y comunicación en los procesos de enseñanza-aprendizaje, promoviendo el desarrollo de modalidades de estudio semi-presenciales, que le han permitido a la Institución expandir la matrícula estudiantil, con igual proyección para el año 2012.

Esta casa de estudios, tiene como plan estratégico:

- Desarrollo armónico en conjunto con la Misión Sucre y el Programa de Aldeas Universitarias.
- Desarrollo equilibrado entre los espacios de formación concentrados (las sedes).
- Desarrollo del cuerpo de docentes.
- Definición de áreas de trabajo para el desarrollo de la investigación universitaria.
- Expandir la matrícula estudiantil.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**196.513.685**
INGRESOS CORRIENTES ORDINARIOS	196.513.685
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	300.000
Venta de otros bienes y servicios	300.000
TRANSFERENCIAS CORRIENTES	196.213.685
Transferencias corrientes del sector público	196.213.685
Transferencias corrientes internas recibidas del sector público	196.213.685
De la República	196.213.685
FUENTES DE FINANCIAMIENTO	**200.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	200.000
Disminución de otros activos financieros	200.000
Disminución de disponibilidades	200.000
Disminución de caja	200.000
TOTAL RECURSOS	**196.713.685**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**186.222.713**
GASTOS DE CONSUMO	120.296.642
Remuneraciones	110.196.425
Sueldos, salarios y otras retribuciones	53.382.928
Beneficios y complementos de sueldos y salarios	40.334.085
Aportes patronales	7.861.092
Asistencia socioeconómica	8.569.888
Otros gastos de personal	48.432
Compra de bienes y servicios	10.100.217
Bienes de consumo	198.636
Servicios no personales	9.901.581
TRANSFERENCIAS Y DONACIONES CORRIENTES	65.926.071
Al sector privado	65.926.071
Transferencias corrientes al sector privado	65.926.071
Directas a personas	55.819.504
Pensiones y otros beneficios asociados	2.459.943
Jubilaciones y otros beneficios asociados	53.359.561
Otras transferencias corrientes internas al sector privado	10.106.567
GASTOS DE CAPITAL	**38.638**
INVERSIÓN REAL DIRECTA	38.638
Formación bruta de capital fijo	38.638
Maquinaria, equipos y otros bienes muebles	38.638
APLICACIONES FINANCIERAS	**10.452.334**
DISMINUCIÓN DE PASIVOS	10.452.334
Disminución de cuentas y efectos por pagar	200.000
Disminución de cuentas y efectos por pagar a corto plazo	100.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	100.000
Disminución de otras cuentas y efectos por pagar	100.000
Disminución de otras cuentas por pagar a corto plazo	100.000
Disminución de otros pasivos	10.252.334
Disminución de provisiones y reservas técnicas	10.252.334
Disminución de reservas técnicas	10.252.334
TOTAL GASTOS	**196.713.685**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114505	Formación de Postgrado o Estudios Avanzados	Matrícula			1.523	300.000	881.293			1.181.293
114519	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	17.218	13.200	30.418		2.367.089			2.367.089
114526	Sistemas de Apoyo al Desarrollo Estudiantil	Estudiante			24.580		16.203.016			16.203.016
114536	Investigación, Innovación y Gestión del Conocimiento	Proyecto			12		2.389.699			2.389.699
114623	Programas Nacionales de Formación	Matrícula			5.040		100.000			100.000
114628	Desarrollo y Mantenimiento de Infraestructura Física de la UNEFM	Metro Cuadrado			83.979		8.555.571			8.555.571
114691	Intercambio y Gestión del Conocimiento con la Sociedad	Evento			9		3.852.344			3.852.344
114696	Territorialización y Municipalización de la Educación Universitaria	Matrícula			19.719		100.000			100.000
114698	Formación en Carreras	Estudiante			30.468		42.574.794			42.574.794
	TOTAL					**300.000**	**77.023.806**			**77.323.806**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		47.835.147			47.835.147
02	Gestión Administrativa	200.000	15.330.628			15.530.628
03	Previsión y Protección Social		56.024.104			56.024.104
	TOTAL	**200.000**	**119.189.879**			**119.389.879**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**973**	**801**		**1.774**	**35.405.388**	**623.748**	**36.029.136**
Alto Nivel y de Dirección	17	14		31	872.592	7.872	880.464
Directivo	157	70		227	5.183.928	83.400	5.267.328
Profesional y Técnico	266	178		444	9.030.396		9.030.396
Personal Administrativo	64	50		114	1.538.460		1.538.460
Personal Docente	359	255		614	14.528.832	532.476	15.061.308
Obrero	110	234		344	4.251.180		4.251.180
Personal Fijo a Tiempo Parcial	**4**	**11**		**15**	**225.804**	**8.208**	**234.012**
Profesional y Técnico	2	6		8	86.964		86.964
Personal Docente	2	5		7	138.840	8.208	147.048
Personal Contratado	**48**	**52**		**100**	**1.609.936**		**1.609.936**
Directivo		2		2	24.396		24.396
Profesional y Técnico	1	1		2	50.976		50.976
Personal Docente	47	49		96	1.534.564		1.534.564
TOTAL	**1.025**	**864**		**1.889**	**37.241.128**	**631.956**	**37.873.084**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**21**	**40**	**61**	**2.459.943**
Obreros		9	9	223.703
Empleados	18	10	28	1.146.134
Docentes	3	21	24	1.090.106
Jubilados	**329**	**397**	**726**	**53.427.997**
Obreros	6	32	38	1.381.110
Empleados	183	109	292	22.269.966
Docentes	140	256	396	29.776.921
TOTAL	**350**	**437**	**787**	**55.887.940**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	110.196.425
4.02	Materiales, suministros y mercancías	198.636
4.03	Servicios no personales	9.901.581
4.04	Activos reales	38.638
4.07	Transferencias y donaciones	65.926.071
4.11	Disminución de pasivos	10.452.334
	TOTAL	**196.713.685**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**196.513.685**
INGRESOS CORRIENTES ORDINARIOS	196.513.685
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	300.000
Venta de otros bienes y servicios	300.000
TRANSFERENCIAS CORRIENTES	196.213.685
Transferencias corrientes del sector público	196.213.685
Transferencias corrientes internas recibidas del sector público	196.213.685
De la República	196.213.685
Recursos Ordinarios	147.160.264
Gestión Fiscal	49.053.421
1.2 GASTOS CORRIENTES	**186.222.713**
GASTOS DE CONSUMO	120.296.642
Remuneraciones	110.196.425
Sueldos, salarios y otras retribuciones	53.382.928
Beneficios y complementos de sueldos y salarios	40.334.085
Aportes patronales	7.861.092
Asistencia socioeconómica	8.569.888
Otros gastos de personal	48.432
Compra de bienes y servicios	10.100.217
Bienes de consumo	198.636
Servicios no personales	9.901.581
TRANSFERENCIAS Y DONACIONES CORRIENTES	65.926.071
Al sector privado	65.926.071
Transferencias corrientes al sector privado	65.926.071
Directas a personas	55.819.504
Pensiones y otros beneficios asociados	2.459.943
Jubilaciones y otros beneficios asociados	53.359.561
Otras transferencias corrientes internas al sector privado	10.106.567
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**10.290.972**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**10.290.972**
RECURSOS PROPIOS DE CAPITAL	10.290.972
Ahorro en Cuenta Corriente	10.290.972
2.2 GASTOS DE CAPITAL	**38.638**
INVERSIÓN REAL DIRECTA	38.638
Formación bruta de capital fijo	38.638
Maquinaria, equipos y otros bienes muebles	38.638
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**10.252.334**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**10.452.334**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	200.000
Disminución de otros activos financieros	200.000
Disminución de disponibilidades	200.000
Disminución de caja	200.000
SUPERÁVIT FINANCIERO	10.252.334
3.2 APLICACIONES FINANCIERAS	**10.452.334**
DISMINUCIÓN DE PASIVOS	10.452.334
Disminución de cuentas y efectos por pagar	200.000
Disminución de cuentas y efectos por pagar a corto plazo	100.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	100.000
Disminución de otras cuentas y efectos por pagar	100.000
Disminución de otras cuentas por pagar a corto plazo	100.000
Disminución de otros pasivos	10.252.334
Disminución de provisiones y reservas técnicas	10.252.334
Disminución de reservas técnicas	10.252.334

A0186

Universidad Nacional Experimental del Yaracuy (UNEY)

UNIVERSIDAD NACIONAL EXPERIMENTAL DEL YARACUY (UNEY)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Universidad Nacional Experimental del Yaracuy, con los recursos asignados para el año 2012 se garantizarán los lineamientos que derivan del Plan Nacional Simón Bolívar, Primer Plan Socialista 2007-2013, así como el Plan Sectorial 2008-2013 del Ministerio del Poder Popular para la Educación Universitaria , como lo es, la conformación de un modelo inclusivo pertinente, sin descuidar el carácter cualitativo, ético e integral, que contribuya al proceso de cambios que vive el país.

La Universidad Nacional Experimental del Yaracuy, a pesar de haber experimentado un crecimiento natural matricular, no ha dejado de prestar los servicios al estudiante, los cuales continúan creciendo diariamente de una manera más que proporcional al crecimiento de la matrícula. Se cuenta entre las primeras universidades del país, con más altos índices de estudiantes atendidos en comedor y transporte, número de becas en relación con el número total de estudiantes.

La Universidad Nacional Experimental del Yaracuy, continuará ejecutando sus proyectos académicos, de investigación, de mejoramiento de los servicios estudiantiles, así como los dirigidos al desarrollo de la creación y gestión social, científica, tecnológica y humanística.

Para el año académico 2012, se iniciará el postgrado en Diversidad Cultural, previsto inicialmente para el año 2011. Esta Casa de estudios, ha llevado a cabo importantes actividades preliminares durante los años 2009 y 2010, entre las que destacan la Cátedra Libre, que liderada por nuestros tres Doctores Honoris Causa, continuará desarrollando temas relacionados con la interculturalidad, la lingüística indígena, entre otros. Se continuará fortaleciendo la cátedra "Pensamiento Latinoamericano" José Manuel Briceño Guerrero, con miras a la apertura formal del postgrado para el 2012.

La Universidad encabeza el Programa Nacional de Formación en Diseño Integral Comunitario, previendo graduar su segunda cohorte. Por otra parte, además de los pregrados que tradicionalmente forman parte de la oferta de la UNEY, Ciencia y Cultura de la Alimentación, Ciencias del Deporte y Diseño Integral, durante el año 2012, concretará la apertura de las pertinentes carreras de Ciencia y Cultura del Territorio (Geografía Cultural), de Gestión Intercultural y de Cultura de la Integración, estrechamente vinculadas a nuestro propósito de seguir siendo la Universidad de la cultura. Por último, el pregrado, "Comprensión de Venezuela", dirigido a indagar, analizar y entender nuestra cultura, mediante trabajos libres de investigación, docencia y extensión, profundizado con el convenio con la Casa Nacional de las Letras Andrés Bello.

Como parte del trabajo para ejercicio fiscal 2012, en materia de intercambio del conocimiento con la sociedad, destaca la incorporación de dos nuevos diplomados, Arte Sonoro y Fotografía, además de recibir a la tercera cohorte del Diplomado, para la formación de cronistas del siglo XXI "Gilberto Antolínez" y la novena del Diplomado para la formación de Servidores Turísticos y el apoyo al Centro de Estudios para la Hospitalidad y el Turismo (CEHOTUR). Por otra parte, en cooperación con la Zona Educativa y la Secretaría de Educación del Estado Yaracuy, continuaremos con el exitoso proyecto "La lectura vuelve a casa".

Continuará el Diplomado para la formación de cronistas del siglo XXI, "Gilberto Antolínez". Se mantendrá el Diplomado en Creación y Gestión Social del Deporte, realizado en convenio con la Misión Barrio Adentro Deportivo y el Programa Deporte para Todos, desde el Espacio Académico Creación y Gestión Social.

Se ofrecerán nuevos diplomados en las áreas de Ambiente, Educación Especial, Metodología del Entrenamiento Deportivo, Recreación y Juego, Telemática y Educación a Distancia, Cine, Arte y Poesía, Diseño Editorial, Derecho Internacional y Derecho Universitario.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**36.063.867**
INGRESOS CORRIENTES ORDINARIOS	36.063.867
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	51.826
Venta de otros bienes y servicios	51.826
INGRESOS DE LA PROPIEDAD	787.000
Intereses	787.000
Intereses internos	787.000
Intereses por depósitos	787.000
TRANSFERENCIAS CORRIENTES	35.225.041
Transferencias corrientes del sector público	35.225.041
Transferencias corrientes internas recibidas del sector público	35.225.041
De la República	35.225.041
FUENTES DE FINANCIAMIENTO	**9.987.585**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	9.987.585
Disminución de otros activos financieros	9.987.585
Disminución de disponibilidades	9.987.585
Disminución de Bancos	9.987.585
TOTAL RECURSOS	**46.051.452**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**44.842.697**
GASTOS DE CONSUMO	40.958.936
Remuneraciones	27.939.884
Sueldos, salarios y otras retribuciones	9.784.635
Beneficios y complementos de sueldos y salarios	5.336.259
Aportes patronales	773.321
Prestaciones sociales y otras indemnizaciones	2.875.862
Asistencia socioeconómica	9.169.807
Compra de bienes y servicios	13.019.052
Bienes de consumo	2.378.509
Servicios no personales	10.640.543
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.883.761
Al sector privado	3.377.573
Transferencias corrientes al sector privado	3.264.623
Directas a personas	3.234.923
Pensiones y otros beneficios asociados	110.183
Jubilaciones y otros beneficios asociados	899.940
Otras transferencias directas a personas	2.224.800
A instituciones sin fines de lucro	5.200
Otras transferencias corrientes internas al sector privado	24.500
Donaciones corrientes al sector privado	112.950
Donaciones a personas	88.200
Donaciones a instituciones sin fines de lucro	24.750
Al sector público	506.188
Transferencias corrientes al sector público	494.188
A los entes descentralizados sin fines empresariales para sus gastos	494.188
Donaciones corrientes al sector público	12.000
A los entes descentralizados sin fines empresariales	12.000
GASTOS DE CAPITAL	**774.105**
INVERSIÓN REAL DIRECTA	774.105
Formación bruta de capital fijo	731.105
Maquinaria, equipos y otros bienes muebles	731.105
Bienes intangibles	43.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**434.650**
DISMINUCIÓN DE PASIVOS	434.650
Disminución de cuentas y efectos por pagar	414.650
Disminución de cuentas y efectos por pagar a corto plazo	374.650
Disminución de sueldos, salarios y otras remuneraciones por pagar	20.000
Disminución de aportes patronales y retenciones laborales por pagar	197.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	30.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	18.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	24.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	15.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	110.000
Disminución cuentas por pagar a proveedores a corto plazo	157.650
Disminución de otras cuentas y efectos por pagar	40.000
Disminución de otras cuentas por pagar a corto plazo	40.000
Disminución de otros pasivos	20.000
Disminución de provisiones y reservas técnicas	20.000
Disminución de provisiones	20.000
Disminución de provisiones para beneficios sociales	20.000
TOTAL GASTOS	**46.051.452**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114750	Programas Nacionales de Formación	Matrícula			100	137.145	446.202			583.347
114796	Formación en Carreras	Matrícula			2.268	1.352.186	12.234.776			13.586.962
115022	Formación de Postgrado o Estudios Avanzados	Matrícula			85	160.421	521.930			682.351
115122	Investigación, Innovación y Gestión del Conocimiento	Proyecto			27	296.265	963.903			1.260.168
115285	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	21.784	32.676	54.460	250.973	816.543			1.067.516
115421	Sistema de Apoyo al Desarrollo Estudiantil	Servicio			2.596	740.894	5.884.983			6.625.877
115453	Intercambio y Gestión del Conocimiento Con la Sociedad	Comunidad			14	637.557	2.074.299			2.711.856
115617	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			104.046	215.029	699.592			914.621
115652	Territorialización y Municipalización de la Educación Universitaria	Plan			1	18.659	60.707			79.366
TOTAL						3.809.129	23.702.935			27.512.064

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		10.511.983			10.511.983
02	Gestión Administrativa	7.017.282				7.017.282
03	Previsión y Protección Social		1.010.123			1.010.123
TOTAL		7.017.282	11.522.106			18.539.388

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**78**	**86**	**1**	**165**	**5.582.040**	**103.570**	**5.685.610**
Alto Nivel y de Dirección	2	9		11	739.248		739.248
Directivo	8	4	1	13	315.963		315.963
Profesional y Técnico	29	14		43	1.115.988		1.115.988
Personal Administrativo	2	1		3	47.448		47.448
Personal Docente	36	44		80	3.084.573	103.570	3.188.143
Obrero	1	14		15	278.820		278.820
Personal Fijo a Tiempo Parcial	**3**			**3**	**52.320**		**52.320**
Personal Docente	3			3	52.320		52.320
Personal Contratado	**17**	**33**	**22**	**72**	**4.037.275**		**4.037.275**
Directivo	1	1	1	3	155.526		155.526
Profesional y Técnico	1	2	13	16	753.872		753.872
Personal Docente	15	25	8	48	3.034.937		3.034.937
Obrero		5		5	92.940		92.940
TOTAL	**98**	**119**	**23**	**240**	**9.671.635**	**103.570**	**9.775.205**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados		**1**	**1**	**110.183**
Docentes		1	1	110.183
Jubilados	**5**	**3**	**8**	**899.940**
Alto Nivel y de Dirección	1	2	3	449.234
Empleados	3		3	175.351
Docentes	1	1	2	275.355
TOTAL	**5**	**4**	**9**	**1.010.123**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	27.939.884
4.02	Materiales, suministros y mercancías	2.378.509
4.03	Servicios no personales	10.640.543
4.04	Activos reales	774.105
4.07	Transferencias y donaciones	3.883.761
4.11	Disminución de pasivos	434.650
	TOTAL	**46.051.452**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**36.063.867**
INGRESOS CORRIENTES ORDINARIOS	36.063.867
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	51.826
Venta de otros bienes y servicios	51.826
INGRESOS DE LA PROPIEDAD	787.000
Intereses	787.000
Intereses internos	787.000
Intereses por depósitos	787.000
TRANSFERENCIAS CORRIENTES	35.225.041
Transferencias corrientes del sector público	35.225.041
Transferencias corrientes internas recibidas del sector público	35.225.041
De la República	35.225.041
Recursos Ordinarios	26.418.781
Gestión Fiscal	8.806.260
1.2 GASTOS CORRIENTES	**44.842.697**
GASTOS DE CONSUMO	40.958.936
Remuneraciones	27.939.884
Sueldos, salarios y otras retribuciones	9.784.635
Beneficios y complementos de sueldos y salarios	5.336.259
Aportes patronales	773.321
Prestaciones sociales y otras indemnizaciones	2.875.862
Asistencia socioeconómica	9.169.807
Compra de bienes y servicios	13.019.052
Bienes de consumo	2.378.509
Servicios no personales	10.640.543
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.883.761
Al sector privado	3.377.573
Transferencias corrientes al sector privado	3.264.623
Directas a personas	3.234.923
Pensiones y otros beneficios asociados	110.183
Jubilaciones y otros beneficios asociados	899.940
Otras transferencias directas a personas	2.224.800

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
A instituciones sin fines de lucro	5.200
Otras transferencias corrientes internas al sector privado	24.500
Donaciones corrientes al sector privado	112.950
Donaciones a personas	88.200
Donaciones a instituciones sin fines de lucro	24.750
Al sector público	506.188
Transferencias corrientes al sector público	494.188
A los entes descentralizados sin fines empresariales para sus gastos	494.188
Donaciones corrientes al sector público	12.000
A los entes descentralizados sin fines empresariales	12.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(8.778.830)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(8.778.830)**
RECURSOS PROPIOS DE CAPITAL	(8.778.830)
Desahorro en Cuenta Corriente	(8.778.830)
2.2 GASTOS DE CAPITAL	**774.105**
INVERSIÓN REAL DIRECTA	774.105
Formación bruta de capital fijo	731.105
Maquinaria, equipos y otros bienes muebles	731.105
Bienes intangibles	43.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(9.552.935)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**9.987.585**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	9.987.585
Disminución de otros activos financieros	9.987.585
Disminución de disponibilidades	9.987.585
Disminución de Bancos	9.987.585

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
3.2 APLICACIONES FINANCIERAS	**9.987.585**
DISMINUCIÓN DE PASIVOS	434.650
Disminución de cuentas y efectos por pagar	414.650
Disminución de cuentas y efectos por pagar a corto plazo	374.650
Disminución de sueldos, salarios y otras remuneraciones por pagar	20.000
Disminución de aportes patronales y retenciones laborales por pagar	197.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	30.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	18.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	24.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	15.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	110.000
Disminución cuentas por pagar a proveedores a corto plazo	157.650
Disminución de otras cuentas y efectos por pagar	40.000
Disminución de otras cuentas por pagar a corto plazo	40.000
Disminución de otros pasivos	20.000
Disminución de provisiones y reservas técnicas	20.000
Disminución de provisiones	20.000
Disminución de provisiones para beneficios sociales	20.000
DÉFICIT FINANCIERO	9.552.935

A0196

Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)

UNIVERSIDAD NACIONAL EXPERIMENTAL POLITÉCNICA DE LA FUERZA ARMADA NACIONAL (UNEFA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional tiene como Misión, orientar y estimular la educación ejerciendo una función rectora basada en la ciencia, la cultura y la sociedad, que guíe los pasos hacia la universalidad del conocimiento y la ejecución de innovaciones tecnológicas e industriales, aportando al proceso de enseñanza aprendizaje una forma sólida e integral del recurso humano que necesita la Nación para su crecimiento y desarrollo.

Así mismo, tiene como Visión ser una Institución de Educación Universitaria, con una estructura dinámica proyectada al ensayo de nuevas orientaciones en los sistemas de enseñanza, de investigación, de extensión y de administración educativa, caracterizada por su excelencia académica, sustentada en la búsqueda de la verdad y en el afianzamiento de los valores supremos del ser humano, en función de una sociedad democrática y del desarrollo soberano y autónomo del país.

En la actualidad se imparten las carreras largas en el área de la ingeniería, en las especialidades de: Ingeniería Aeronáutica, Eléctrica, Electrónica, Mecánica, Naval, Civil, Sistemas, Agrónoma, Agroindustrial, Petróleo, Petroquímica, Telecomunicaciones, Gas y Azúcar; así como también Licenciaturas en: Administración y Gestión Municipal, Administración de Desastres, Economía Social, Contaduría Pública, Turismo y Educación Integral. Igualmente carreras cortas de Técnicos Superiores Universitarios en: Análisis y Diseño de Sistemas, Comunicaciones y Electrónica, Mecánica Dental, Enfermería, Hotelería, Turismo, Agronomía, Hidrocarburos y Optometría Integral.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	181.371.569
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	11.000.000
Venta de otros bienes y servicios	11.000.000
TRANSFERENCIAS CORRIENTES	170.371.569
Transferencias corrientes del sector público	170.371.569
Transferencias corrientes internas recibidas del sector público	170.371.569
De la República	170.371.569
INGRESOS DE CAPITAL	**10.000.000**
RECURSOS PROPIOS DE CAPITAL	10.000.000
Incremento de la depreciación y amortización acumuladas	10.000.000
TOTAL RECURSOS	**191.371.569**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**188.659.996**
GASTOS DE CONSUMO	176.697.175
Remuneraciones	136.965.773
Sueldos, salarios y otras retribuciones	66.759.721
Beneficios y complementos de sueldos y salarios	48.725.207
Aportes patronales	6.203.767
Prestaciones sociales y otras indemnizaciones	4.470.338
Asistencia socioeconómica	10.806.740
Compra de bienes y servicios	29.731.402
Bienes de consumo	5.032.567
Servicios no personales	24.698.835
Depreciación y amortización	10.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	11.962.821
Al sector privado	11.962.821
Transferencias corrientes al sector privado	11.962.821
Directas a personas	11.962.821
Pensiones y otros beneficios asociados	137.320
Jubilaciones y otros beneficios asociados	5.472.945
Otras transferencias directas a personas	6.352.556
GASTOS DE CAPITAL	**2.711.573**
INVERSIÓN REAL DIRECTA	2.711.573
Formación bruta de capital Fijo	2.711.573
Construcciones de bienes de dominio privado	2.711.573
TOTAL GASTOS	**191.371.569**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114081	Formación en carreras	Matrícula			221.154		56.124.023			56.124.023
114148	Sistema de recursos para la formación e intercambio académico.	Usuario	14.150	9.434	23.584		18.457			18.457
114181	Formación de postgrado o estudios avanzados	Matrícula			13.873		13.237.350			13.237.350
114186	Desarrollo y mantenimiento de Infraestructura Física	Mantenimiento			50		2.852.077			2.852.077
114663	Sistema de apoyo al desarrollo estudiantil	Estudiante			154.808		22.221.820			22.221.820
114709	Intercambio y gestión del conocimiento con la sociedad	Comunidad			466		9.556.573			9.556.573
114751	Territorialización y municipalización de la educación universitaria.	Plan			4		54.600			54.600
TOTAL							**104.064.900**			**104.064.900**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		58.937.571			58.937.571
02	Gestión Administrativa	21.000.000	559.077			21.559.077
03	Previsión y Protección Social		6.810.021			6.810.021
TOTAL		**21.000.000**	**66.306.669**			**87.306.669**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**2.076**	**1.385**		**3.461**	**47.022.636**		**47.022.636**
Profesional y Técnico	776	518		1.294	14.237.252		14.237.252
Personal Administrativo	272	181		453	3.585.168		3.585.168
Personal Docente	763	509		1.272	24.946.312		24.946.312
Obrero	265	177		442	4.253.904		4.253.904
Personal Fijo a Tiempo Parcial	**586**	**390**		**976**	**10.534.096**		**10.534.096**
Personal Docente	586	390		976	10.534.096		10.534.096
TOTAL	**2.662**	**1.775**		**4.437**	**57.556.732**		**57.556.732**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**3**		**3**	**105.067**
Obreros	3		3	105.067
Jubilados	**62**	**46**	**108**	**6.704.954**
Obreros	19	14	33	919.538
Empleados	28	16	44	1.817.063
Docentes	15	16	31	3.968.353
TOTAL	**65**	**46**	**111**	**6.810.021**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	136.965.773
4.02	Materiales, suministros y mercancías	5.032.567
4.03	Servicios no personales	24.698.835
4.04	Activos reales	2.711.573
4.07	Transferencias y donaciones	11.962.821
4.08	Otros gastos	10.000.000
	TOTAL	**191.371.569**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**181.371.569**
INGRESOS CORRIENTE ORDINARIO	181.371.569
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	11.000.000
Venta de otros bienes y servicios	11.000.000
TRANSFERENCIAS CORRIENTES	170.371.569
Transferencias corrientes del sector público	170.371.569
Transferencias corrientes internas recibidas del sector público	170.371.569
De la República	170.371.569
Recursos Ordinarios	137.778.677
Gestión Fiscal	32.592.892
Aporte del Ministerio del Poder Popular para la Educación Universitaria	130.371.569
Recursos Ordinarios	97.778.677
Gestión Fiscal	32.592.892
Aporte del Ministerio del Poder Popular para la Defensa	40.000.000
Recursos Ordinarios	40.000.000
1.2 GASTOS CORRIENTES	**188.659.996**
GASTOS DE CONSUMO	176.697.175
Remuneraciones	136.965.773
Sueldos, salarios y otras retribuciones	66.759.721
Beneficios y complementos de sueldos y salarios	48.725.207
Aportes patronales	6.203.767
Prestaciones sociales y otras indemnizaciones	4.470.338
Asistencia socioeconómica	10.806.740
Compra de bienes y servicios	29.731.402
Bienes de consumo	5.032.567
Servicios no personales	24.698.835
Depreciación y amortización	10.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	11.962.821
Al sector privado	11.962.821
Transferencias corrientes al sector privado	11.962.821
Directas a personas	11.962.821

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Pensiones y otros beneficios asociados	137.320
Jubilaciones y otros beneficios asociados	5.472.945
Otras transferencias directas a personas	6.352.556
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(7.288.427)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.711.573**
RECURSOS PROPIOS DE CAPITAL	2.711.573
Desahorro en Cuenta Corriente	(7.288.427)
Incremento de la depreciación y amortización acumuladas	10.000.000
2.2 GASTOS DE CAPITAL	**2.711.573**
INVERSIÓN REAL DIRECTA	2.711.573
Formación bruta de capital Fijo	2.711.573
Construcciones de bienes de dominio privado	2.711.573
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0208

Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)

UNIVERSIDAD NACIONAL EXPERIMENTAL SUR DEL LAGO "JESÚS MARÍA SEMPRÚM" (UNESUR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm", desarrolla proyectos y actividades en la docencia, investigación y extensión, siendo llamada a contribuir con el gran propósito de transformación social nacional dirigido por el Ministerio del Poder Popular para la Educación Universitaria. Es nuestra responsabilidad apoyar nuestra sociedad en la formación de profesionales que participen en la producción de conocimiento y soluciones que garanticen el bienestar social y que despierten su sensibilidad con los problemas de la universidad y la sociedad venezolana. Además de ayudar a capacitar a las comunidades para la construcción de redes regionales de cooperación, con espacios para el dialogo y estrategias, que contribuye en crear una cultura de cooperación solidaria, articulando recursos y proyectos que puedan fortalecer el desarrollo nacional, regional y local no dependiente de una economía petrolera y por el contrario generar riquezas con un alto valor social, productivo e innovador. De esta manera brindar apoyo en el combate de la pobreza y el desempleo.

Para fortalecer la actividad de educación comunitaria, como eje principal de la acción social, la institución va a enfatizar valores como: solidaridad, responsabilidad, participación, compromiso social, empatía, cooperación, sensibilidad social y respeto. También es necesario establecer mecanismos de coordinación, información y evaluación de las actividades docentes, de investigación y extensión donde se determinen diagnósticos de las necesidades de la región, para elaborar programas integrales, donde nuestros estudiantes realicen sus proyectos de forma tal que puedan aportar posibles soluciones a los problemas identificados.

La Universidad para fortalecer la actividad de educación comunitaria, ha ideado un Plan Operativo Anual 2012, el cual constituye un proceso gerencial para invertir recursos en objetivos precisos, que permitan a nuestra institución dirigir sus logros futuros de manera coherente, dando la oportunidad de fortalecernos y luego disminuir las debilidades que desde nuestro entorno nos afectan.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**65.321.227**
INGRESOS CORRIENTES ORDINARIOS	65.321.227
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	423.000
Venta de otros bienes y servicios	423.000
INGRESOS DE LA PROPIEDAD	61.600
Intereses	25.000
Intereses internos	25.000
Intereses por depósitos	25.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	36.600
Alquileres	36.600
TRANSFERENCIAS CORRIENTES	64.836.627
Transferencias corrientes del sector público	64.836.627
Transferencias corrientes internas recibidas del sector público	64.836.627
De la República	64.836.627
TOTAL RECURSOS	**65.321.227**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**64.937.428**
GASTOS DE CONSUMO	58.568.653
Remuneraciones	47.558.399
Sueldos, salarios y otras retribuciones	43.040.925
Aportes patronales	3.591.261
Asistencia socioeconómica	926.213
Compra de bienes y servicios	11.010.254
Bienes de consumo	2.357.876
Servicios no personales	8.652.378
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.368.775
Al sector privado	6.368.775
Transferencias corrientes al sector privado	6.368.775
Directas a personas	5.882.500
Otras transferencias directas a personas	5.882.500
A instituciones sin fines de lucro	486.275
GASTOS DE CAPITAL	**383.799**
INVERSIÓN REAL DIRECTA	383.799
Formación bruta de capital Fijo	383.799
Maquinaria, equipos y otros bienes muebles	383.799
TOTAL GASTOS	**65.321.227**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Cantidad: Fem.	Cantidad: Masc.	Cantidad: Total	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
114705	FORMACION EN CARRERAS	Estudiante			8.218	240.000	21.869.562			22.109.562
115127	SISTEMA DE APOYO AL DESARROLLO ESTUDIANTIL	Estudiante			8.218		16.835.317			16.835.317
115133	DESARROLLO Y MANTENIMIENTO DE LA INFRAESTRUCTURA FISICA	Metro Cuadrado			72.309		7.886.551			7.886.551
115139	PNF	Alumno	80	70	150	67.143	32.857			100.000
115161	INVESTIGACION INNOVACION Y GESTION DEL CONOCIMIENTO	Plan			102		1.173.744			1.173.744
115162	TERRITORIALIZACION Y MUNICIPALIZACION DE LA EDUCACION UNIVERSITARIA	Plan			8	12.525	223.125			235.650
115210	SISTEMA DE RECURSOS PARA LA FORMACION E INTERCAMBIO ACADEMICO	Usuario	4.350	3.868	8.218	100.801	4.017.494			4.118.295
115302	POSTG	Alumno	140	110	250	64.131	285.398			349.529
115335	INTERCAMBIO Y GESTION DEL CONOCIMIENTO CON LA SOCIEDAD	Colectivo			100		2.685.038			2.685.038
	TOTAL					**484.600**	**55.009.086**			**55.493.686**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
01	Dirección y Coordinación de los Gastos de los Trabajadores		9.009.936			9.009.936
02	Gestión Administrativa		817.605			817.605
	TOTAL		**9.827.541**			**9.827.541**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**234**	**336**		**570**	**12.579.156**		**12.579.156**
Alto Nivel y de Dirección		3		3	135.792		135.792
Profesional y Técnico	103	91		194	4.770.864		4.770.864
Personal Administrativo	45	10		55	825.600		825.600
Personal Docente	54	101		155	4.444.896		4.444.896
Obrero	32	131		163	2.402.004		2.402.004
Personal Contratado	**171**	**133**		**304**	**9.472.595**		**9.472.595**
Profesional y Técnico	1	1		2	101.489		101.489
Personal Administrativo		2		2	71.977		71.977
Personal Docente	170	130		300	9.299.129		9.299.129
TOTAL	**405**	**469**		**874**	**22.051.751**		**22.051.751**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	47.558.399
4.02	Materiales, suministros y mercancías	2.357.876
4.03	Servicios no personales	8.652.378
4.04	Activos reales	383.799
4.07	Transferencias y donaciones	6.368.775
	TOTAL	**65.321.227**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**65.321.227**
INGRESOS CORRIENTES ORDINARIOS	65.321.227
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	423.000
Venta de otros bienes y servicios	423.000
INGRESOS DE LA PROPIEDAD	61.600
Intereses	25.000
Intereses internos	25.000
Intereses por depósitos	25.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	36.600
Alquileres	36.600
TRANSFERENCIAS CORRIENTES	64.836.627
Transferencias corrientes del sector público	64.836.627
Transferencias corrientes internas recibidas del sector público	64.836.627
De la República	64.836.627
Recursos Ordinarios	48.627.470
Gestión Fiscal	16.209.157
1.2 GASTOS CORRIENTES	**64.937.428**
GASTOS DE CONSUMO	58.568.653
Remuneraciones	47.558.399
Sueldos, salarios y otras retribuciones	43.040.925
Aportes patronales	3.591.261
Asistencia socioeconómica	926.213
Compra de bienes y servicios	11.010.254
Bienes de consumo	2.357.876
Servicios no personales	8.652.378
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.368.775
Al sector privado	6.368.775
Transferencias corrientes al sector privado	6.368.775
Directas a personas	5.882.500
Otras transferencias directas a personas	5.882.500
A instituciones sin fines de lucro	486.275

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**383.799**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**383.799**
RECURSOS PROPIOS DE CAPITAL	383.799
Ahorro en Cuenta Corriente	383.799
2.2 GASTOS DE CAPITAL	**383.799**
INVERSIÓN REAL DIRECTA	383.799
Formación bruta de capital Fijo	383.799
Maquinaria, equipos y otros bienes muebles	383.799
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0307

Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)

FUNDACIÓN PARA EL SERVICIO DE ASISTENCIA MÉDICA HOSPITALARIA PARA ESTUDIANTES DE EDUCACIÓN SUPERIOR (FAMES)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Servicio de Asistencia Médica Hospitalaria para los Estudiantes de Educación Superior (FAMES) es una Institución del Estado Venezolano que tiene como Misión, contribuir con la creación, fortalecimiento y mantenimiento de una cultura que incorpore a la salud como la primera de nuestras libertades, aunado a un enfoque preventivo de las enfermedades en los Estudiantes Universitarios, en consonancia con las directrices políticas que, en el tema dicte el Estado.

Este plan social fue aprobado por los Rectores de las Universidades, en una reunión del 29 de septiembre de 1989, y concretó la creación de FAMES, como se desprende del Decreto N° 531, del 6 de octubre de 1989, emanado de la Presidencia de la República. En el mencionado Decreto se establece, que FAMES está destinada a promover y organizar en todo el ámbito Nacional, el financiamiento, así como administrar y ejecutar el Plan Asistencial, a través de un Baremo Social que establece con convenios firmados con Clínicas, Hospitales, Centros de Diagnósticos, Cruz Roja y Médicos Especialistas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**45.161.336**
INGRESOS CORRIENTES ORDINARIOS	45.161.336
TRANSFERENCIAS CORRIENTES	45.161.336
Transferencias corrientes del sector público	45.161.336
Transferencias corrientes internas recibidas del sector público	45.161.336
De la República	45.161.336
TOTAL RECURSOS	**45.161.336**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**39.965.010**
GASTOS DE CONSUMO	36.965.010
Remuneraciones	19.871.031
Sueldos, salarios y otras retribuciones	2.314.489
Beneficios y complementos de sueldos y salarios	10.595.624
Aportes patronales	749.418
Prestaciones sociales y otras indemnizaciones	1.160.136
Asistencia socioeconómica	5.051.364
Compra de bienes y servicios	17.093.979
Bienes de consumo	4.299.766
Servicios no personales	12.794.213
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.000.000
Al sector privado	3.000.000
Transferencias corrientes al sector privado	3.000.000
A empresas privadas	3.000.000
GASTOS DE CAPITAL	**1.196.326**
INVERSIÓN REAL DIRECTA	1.196.326
Formación bruta de capital Fijo	1.196.326
Maquinaria, equipos y otros bienes muebles	1.138.556
Bienes preexistentes	57.770
APLICACIONES FINANCIERAS	**4.000.000**
DISMINUCIÓN DE PASIVOS	4.000.000
Disminución de cuentas y efectos por pagar	4.000.000
Disminución de cuentas y efectos por pagar a mediano y largo plazo	4.000.000
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	4.000.000
TOTAL GASTOS	**45.161.336**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114378	Atención médico hospitalaria a los estudiantes universitarios del sector público a nivel nacional	Alumno Atendido	9.000	5.000	14.000		19.249.099			19.249.099
114383	Promoción de la salud a los estudiantes universitarios del sector público	Actividad Realizada			160		15.767.809			15.767.809
	TOTAL						35.016.908			35.016.908

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		7.821.078			7.821.078
02	Gestión Administrativa		2.323.350			2.323.350
	TOTAL		10.144.428			10.144.428

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**55**	**23**		**78**	**1.871.912**	**103.773**	**1.975.685**
Alto Nivel y de Dirección	14	6		20	467.596	9.742	477.338
Profesional y Técnico	33	12		45	1.121.363	79.430	1.200.793
Personal Administrativo	6	1		7	152.359	10.792	163.151
Obrero	2	4		6	130.594	3.809	134.403
Personal Fijo a Tiempo Parcial	**3**	**2**		**5**	**64.677**	**4.581**	**69.258**
Personal Médico	3	2		5	64.677	4.581	69.258
Personal Contratado	**4**	**1**		**5**	**124.375**	**49.750**	**174.125**
Profesional y Técnico	2			2	49.750	19.900	69.650
Personal Administrativo	1	1		2	49.750	19.900	69.650
Obrero	1			1	24.875	9.950	34.825
TOTAL	**62**	**26**		**88**	**2.060.964**	**158.104**	**2.219.068**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	19.871.031
4.02	Materiales, suministros y mercancías	4.299.766
4.03	Servicios no personales	12.794.213
4.04	Activos reales	1.196.326
4.07	Transferencias y donaciones	3.000.000
4.11	Disminución de pasivos	4.000.000
	TOTAL	**45.161.336**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**45.161.336**
INGRESOS CORRIENTE ORDINARIO	45.161.336
TRANSFERENCIAS CORRIENTES	45.161.336
Transferencias corrientes del sector público	45.161.336
Transferencias corrientes internas recibidas del sector público	45.161.336
De la República	45.161.336
Recursos Ordinarios	45.161.336
1.2 GASTOS CORRIENTES	**39.965.010**
GASTOS DE CONSUMO	36.965.010
Remuneraciones	19.871.031
Sueldos, salarios y otras retribuciones	2.314.489
Beneficios y complementos de sueldos y salarios	10.595.624
Aportes patronales	749.418
Prestaciones sociales y otras indemnizaciones	1.160.136
Asistencia socioeconómica	5.051.364
Compra de bienes y servicios	17.093.979
Bienes de consumo	4.299.766
Servicios no personales	12.794.213
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.000.000
Al sector privado	3.000.000
Transferencias corrientes al sector privado	3.000.000
A empresas privadas	3.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**5.196.326**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.196.326**
RECURSOS PROPIOS DE CAPITAL	5.196.326
Ahorro en Cuenta Corriente	5.196.326
2.2 GASTOS DE CAPITAL	**1.196.326**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
INVERSIÓN REAL DIRECTA	1.196.326
Formación bruta de capital Fijo	1.196.326
Maquinaria, equipos y otros bienes muebles	1.138.556
Bienes preexistentes	57.770
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**4.000.000**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**4.000.000**
SUPERÁVIT FINANCIERO	4.000.000
3.2 APLICACIONES FINANCIERAS	**4.000.000**
DISMINUCIÓN DE PASIVOS	4.000.000
Disminución de cuentas y efectos por pagar	4.000.000
Disminución de cuentas y efectos por pagar a mediano y largo plazo	4.000.000
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	4.000.000

A0413

Fundación Poliedro de Caracas

FUNDACIÓN POLIEDRO DE CARACAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Poliedro de Caracas, cumpliendo con la filosofía y principio de participación y reestructuración social, se plantea para el ejercicio fiscal 2012, una estrategia de trabajo que permite organizar, producir, presentar y promover toda clase de eventos de carácter artístico, cultural y educativo, teniendo como premisa fundamental la participación activa de las comunidades en la ejecución de las actividades de la organización, que garantice el acceso de la cultura a la población venezolana.

Además de cumplir con el deber constitucional del Estado, dentro del ámbito social de proteger, prestar asistencia y coordinar la participación ciudadana frente a situaciones de desastres que afecten gravemente y exijan medidas especiales de administración de riesgos y emergencias, para salvaguardar la seguridad y protección de las comunidades.

Cabe destacar que las instalaciones de este Ente se convierten en Refugio, lo que ha ocasionado la creación de la Acción Centralizada denominada "Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres".

Adicionalmente, se crea el proyecto denominado "Unidades Socio-Productivas", que viene a transformar las relaciones sociales de producción, construyendo unas de tipo socialista basadas en la propiedad social.

Para la distribución de los créditos presupuestarios destinados al talento humano de la Fundación, se ha diseñado una estructura organizacional acorde con la gestión de inclusión, consecución de las metas y crecimiento de la organización dentro de un clima armónico que asegure la permanencia del mejor recurso humano.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**16.082.419**
INGRESOS CORRIENTES ORDINARIOS	16.082.419
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	9.000.000
Venta de otros bienes y servicios	9.000.000
TRANSFERENCIAS CORRIENTES	7.082.419
Transferencias corrientes del sector público	7.082.419
Transferencias corrientes internas recibidas del sector público	7.082.419
De la República	7.082.419
INGRESOS DE CAPITAL	**2.450.609**
RECURSOS PROPIOS DE CAPITAL	2.450.609
Incremento de la depreciación y amortización acumuladas	2.450.609
FUENTES DE FINANCIAMIENTO	**400.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	400.000
Disminución de otros activos financieros	400.000
Disminución de disponibilidades	400.000
Disminución de caja	400.000
TOTAL RECURSOS	**18.933.028**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**17.165.386**
GASTOS DE CONSUMO	15.600.386
Remuneraciones	8.981.825
Sueldos, salarios y otras retribuciones	2.453.899
Beneficios y complementos de sueldos y salarios	3.105.000
Aportes patronales	538.000
Prestaciones sociales y otras indemnizaciones	643.926
Asistencia socioeconómica	2.241.000
Compra de bienes y servicios	4.167.952
Bienes de consumo	1.399.952
Servicios no personales	2.768.000
Depreciación y amortización	2.450.609
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.565.000
Al sector privado	247.000
Transferencias corrientes al sector privado	137.000
Directas a personas	137.000
Pensiones y otros beneficios asociados	31.000
Jubilaciones y otros beneficios asociados	106.000
Donaciones corrientes al sector privado	110.000
Donaciones a personas	100.000
Donaciones Corrientes a Consejos Comunales	10.000
Al sector público	1.318.000
Transferencias corrientes al sector público	1.000.000
A los entes descentralizados sin fines empresariales para sus gastos	1.000.000
Donaciones corrientes al sector público	318.000
A los entes descentralizados sin fines empresariales	318.000
GASTOS DE CAPITAL	**1.367.642**
INVERSIÓN REAL DIRECTA	960.000
Formación bruta de capital Fijo	960.000
Maquinaria, equipos y otros bienes muebles	960.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	407.642
Al sector privado	10.000
Donaciones de capital al sector privado	10.000
A consejos comunales	10.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Al sector público	397.642
Donaciones de capital al sector público	397.642
A los entes descentralizados sin fines empresariales	397.642
APLICACIONES FINANCIERAS	**400.000**
DISMINUCIÓN DE PASIVOS	400.000
Disminución de cuentas y efectos por pagar	200.000
Disminución de cuentas y efectos por pagar a corto plazo	200.000
Disminución de aportes patronales y retenciones laborales por pagar	120.000
Disminución de otros aportes patronales por pagar	70.000
Disminución de otras retenciones laborales por pagar	50.000
Disminución cuentas por pagar a proveedores a corto plazo	80.000
Disminución de otros pasivos	200.000
Disminución de provisiones y reservas técnicas	80.000
Disminución de provisiones	80.000
Disminución de provisiones para despidos	80.000
Disminución de otros pasivos a corto plazo	80.000
Disminución de otros pasivos a mediano y largo plazo	40.000
TOTAL GASTOS	**18.933.028**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113798	Fortalecimiento de la Programación y Producción de Eventos	Evento			10	1.500.000	200.000			1.700.000
113830	Recuperación y acondicionamiento de la infraestructura física	Reparación y Mantenimiento			12	400.000	200.000			600.000
113853	Núcleo cultural integral Cesar Rengifo para la creación del dialogo de saberes	Participante			80.100	550.000	200.000			750.000
114007	Creación de Unidades Socio-Productivas	Unidad de Producción Socialista			4	1.130.500	200.000			1.330.500
	TOTAL					**3.580.500**	**800.000**			**4.380.500**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	2.700.000	5.908.825			8.608.825
02	Gestión Administrativa	5.070.109	136.594			5.206.703
03	Previsión y Protección Social		137.000			137.000
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	500.000	100.000			600.000
	TOTAL	**8.270.109**	**6.282.419**			**14.552.528**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**25**	**27**	**3**	**55**	**1.416.899**	**35.000**	**1.451.899**
Alto Nivel y de Dirección	4	8		12	545.917		545.917
Profesional y Técnico	8	4	2	14	324.163	15.000	339.163
Personal Administrativo	8	6	1	15	262.534	5.000	267.534
Obrero	5	9		14	284.285	15.000	299.285
Personal Contratado	**8**	**7**		**15**	**760.000**		**760.000**
Profesional y Técnico	5	5		10	689.150		689.150
Personal Administrativo	2	2		4	60.850		60.850
Obrero	1			1	10.000		10.000
TOTAL	**33**	**34**	**3**	**70**	**2.176.899**	**35.000**	**2.211.899**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1**		**1**	**31.000**
Empleados	1		1	31.000
Jubilados		**2**	**2**	**106.000**
Empleados		2	2	106.000
TOTAL	**1**	**2**	**3**	**137.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	8.981.825
4.02	Materiales, suministros y mercancías	1.399.952
4.03	Servicios no personales	2.768.000
4.04	Activos reales	960.000
4.07	Transferencias y donaciones	1.972.642
4.08	Otros gastos	2.450.609
4.11	Disminución de pasivos	400.000
	TOTAL	**18.933.028**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**16.082.419**
INGRESOS CORRIENTES ORDINARIOS	16.082.419
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	9.000.000
Venta de otros bienes y servicios	9.000.000
TRANSFERENCIAS CORRIENTES	7.082.419
Transferencias corrientes del sector público	7.082.419
Transferencias corrientes internas recibidas del sector público	7.082.419
De la República	7.082.419
Recursos Ordinarios	7.082.419
1.2 GASTOS CORRIENTES	**17.165.386**
GASTOS DE CONSUMO	15.600.386
Remuneraciones	8.981.825
Sueldos, salarios y otras retribuciones	2.453.899
Beneficios y complementos de sueldos y salarios	3.105.000
Aportes patronales	538.000
Prestaciones sociales y otras indemnizaciones	643.926
Asistencia socioeconómica	2.241.000
Compra de bienes y servicios	4.167.952
Bienes de consumo	1.399.952
Servicios no personales	2.768.000
Depreciación y amortización	2.450.609
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.565.000
Al sector privado	247.000
Transferencias corrientes al sector privado	137.000
Directas a personas	137.000
Pensiones y otros beneficios asociados	31.000
Jubilaciones y otros beneficios asociados	106.000
Donaciones corrientes al sector privado	110.000
Donaciones a personas	100.000
Donaciones Corrientes a Consejos Comunales	10.000
Al sector público	1.318.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Transferencias corrientes al sector público	1.000.000
A los entes descentralizados sin fines empresariales para sus gastos	1.000.000
Donaciones corrientes al sector público	318.000
A los entes descentralizados sin fines empresariales	318.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.082.967)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.367.642**
RECURSOS PROPIOS DE CAPITAL	1.367.642
Desahorro en Cuenta Corriente	(1.082.967)
Incremento de la depreciación y amortización acumuladas	2.450.609
2.2 GASTOS DE CAPITAL	**1.367.642**
INVERSIÓN REAL DIRECTA	960.000
Formación bruta de capital Fijo	960.000
Maquinaria, equipos y otros bienes muebles	960.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	407.642
Al sector privado	10.000
Donaciones de capital al sector privado	10.000
A consejos comunales	10.000
Al sector público	397.642
Donaciones de capital al sector público	397.642
A los entes descentralizados sin fines empresariales	397.642
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**400.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	400.000
Disminución de otros activos financieros	400.000
Disminución de disponibilidades	400.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de caja	400.000
3.2 APLICACIONES FINANCIERAS	**400.000**
DISMINUCIÓN DE PASIVOS	400.000
Disminución de cuentas y efectos por pagar	200.000
Disminución de cuentas y efectos por pagar a corto plazo	200.000
Disminución de aportes patronales y retenciones laborales por pagar	120.000
Disminución de otros aportes patronales por pagar	70.000
Disminución de otras retenciones laborales por pagar	50.000
Disminución cuentas por pagar a proveedores a corto plazo	80.000
Disminución de otros pasivos	200.000
Disminución de provisiones y reservas técnicas	80.000
Disminución de provisiones	80.000
Disminución de provisiones para despidos	80.000
Disminución de otros pasivos a corto plazo	80.000
Disminución de otros pasivos a mediano y largo plazo	40.000

A0415

Fundación Misión Sucre

FUNDACIÓN MISIÓN SUCRE

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Los recursos de la Fundación Misión Sucre, durante el ejercicio económico 2012, están constituidos por los aportes del Ejecutivo Nacional, cuya estimación es de Bs. 626.563.409, conformados por Bs. 131.364.084 transferidos por el Ministerio del Poder Popular para la Educación Universitaria y Bs. 495.199.325 como aporte del Ministerio del Poder Popular del Despacho de la Presidencia y la reserva para la depreciación ubicada en Bs. 2.308.452.

Por su parte, el gasto para dicho período económico está dirigido a fortalecer la Misión Sucre, a los fines de dar respuesta al mandato constitucional que consagra el derecho al estudio, generar la construcción de una nueva ciudadanía (formación del nuevo republicano), fortalecer el movimiento social, propiciar mayor pertinencia social de los aprendizajes (articulados al plan de desarrollo nacional, estadal y municipal) y coadyuvar en la transformación del sistema de educación universitaria.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**626.563.409**
INGRESOS CORRIENTES ORDINARIOS	626.563.409
TRANSFERENCIAS CORRIENTES	626.563.409
Transferencias corrientes del sector público	626.563.409
Transferencias corrientes internas recibidas del sector público	626.563.409
De la República	626.563.409
INGRESOS DE CAPITAL	**2.308.452**
RECURSOS PROPIOS DE CAPITAL	2.308.452
Incremento de la depreciación y amortización acumuladas	2.308.452
TOTAL RECURSOS	**628.871.861**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**570.124.460**
GASTOS DE CONSUMO	289.814.163
Remuneraciones	141.054.644
Sueldos, salarios y otras retribuciones	21.674.628
Beneficios y complementos de sueldos y salarios	38.714.096
Aportes patronales	3.308.025
Prestaciones sociales y otras indemnizaciones	61.492.132
Asistencia socioeconómica	15.865.763
Compra de bienes y servicios	146.451.067
Bienes de consumo	51.359.865
Servicios no personales	95.091.202
Depreciación y amortización	2.308.452
TRANSFERENCIAS Y DONACIONES CORRIENTES	280.310.297
Al sector privado	280.310.297
Transferencias corrientes al sector privado	135.250.067
Directas a personas	135.250.067
Pensiones y otros beneficios asociados	65.067
Otras transferencias directas a personas	135.185.000
Donaciones corrientes al sector privado	145.060.230
Donaciones a personas	145.060.230
GASTOS DE CAPITAL	**58.747.401**
INVERSIÓN REAL DIRECTA	58.747.401
Formación bruta de capital Fijo	58.747.401
Edificios e instalaciones	35.846.350
Maquinaria, equipos y otros bienes muebles	19.628.347
Construcciones de bienes de dominio privado	1.401.614
Construcciones de bienes de dominio público	1.871.090
TOTAL GASTOS	**628.871.861**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Propios	Fuente de Financiamiento: Transferencias de la República	Fuente de Financiamiento: Donaciones de la República	Fuente de Financiamiento: Otras Fuentes	Presupuesto 2012
114227	Reordenamiento en la funcionalidad de las organizaciones estudiantiles de la Misión Sucre	Organización			200		152.238.461			152.238.461
114243	Contribución al proceso de municipalización de la educación universitaria de la Misión Sucre como elemento estratégico en el desarrollo regional y local	Programa			17		243.684.804			243.684.804
114278	Ampliación, conservación y mejoras de estructuras físicas para la Misión Sucre en el marco de la municipalización de la Educación Universitaria	Centro de Formación			3		99.276.060			99.276.060
	TOTAL						**495.199.325**			**495.199.325**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		57.204.126			57.204.126
02	Gestión Administrativa	2.308.452	56.033.973			58.342.425
03	Previsión y Protección Social		65.067			65.067
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		18.060.918			18.060.918
	TOTAL	**2.308.452**	**131.364.084**			**133.672.536**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**86**	**86**	**66**	**238**	**5.166.645**		**5.166.645**
Alto Nivel y de Dirección	9	14	23	46	2.102.391		2.102.391
Profesional y Técnico	52	25	7	84	1.770.672		1.770.672
Personal Administrativo	20	22	1	43	779.537		779.537
Obrero	5	25	35	65	514.045		514.045
Personal Contratado	**224**	**125**	**49**	**398**	**9.398.757**		**9.398.757**
Profesional y Técnico	87	62	36	185	7.502.770		7.502.770
Personal Administrativo	135	57	11	203	1.749.117		1.749.117
Obrero	2	6	2	10	146.870		146.870
TOTAL	**310**	**211**	**115**	**636**	**14.565.402**		**14.565.402**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados		**1**	**1**	**34.452**
Alto Nivel y de Dirección		1	1	34.452
TOTAL		**1**	**1**	**34.452**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	141.054.644
4.02	Materiales, suministros y mercancías	51.359.865
4.03	Servicios no personales	95.091.202
4.04	Activos reales	58.747.401
4.07	Transferencias y donaciones	280.310.297
4.08	Otros gastos	2.308.452
	TOTAL	**628.871.861**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**626.563.409**
INGRESOS CORRIENTE ORDINARIO	626.563.409
TRANSFERENCIAS CORRIENTES	626.563.409
Transferencias corrientes del sector público	626.563.409
Transferencias corrientes internas recibidas del sector público	626.563.409
De la República	626.563.409
Recursos Ordinarios	605.526.502
Gestión Fiscal	21.036.907
Aporte del Ministerio del Poder Popular para la Educación Universitaria	131.364.084
Recursos Ordinarios	110.327.177
Gestión Fiscal	21.036.907
Aporte del Ministerio del Poder Popular del Despacho de la Presidencia	495.199.325
Recursos Ordinarios	495.199.325
1.2 GASTOS CORRIENTES	**570.124.460**
GASTOS DE CONSUMO	289.814.163
Remuneraciones	141.054.644
Sueldos, salarios y otras retribuciones	21.674.628
Beneficios y complementos de sueldos y salarios	38.714.096
Aportes patronales	3.308.025
Prestaciones sociales y otras indemnizaciones	61.492.132
Asistencia socioeconómica	15.865.763
Compra de bienes y servicios	146.451.067
Bienes de consumo	51.359.865
Servicios no personales	95.091.202
Depreciación y amortización	2.308.452
TRANSFERENCIAS Y DONACIONES CORRIENTES	280.310.297
Al sector privado	280.310.297
Transferencias corrientes al sector privado	135.250.067
Directas a personas	135.250.067
Pensiones y otros beneficios asociados	65.067
Otras transferencias directas a personas	135.185.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Donaciones corrientes al sector privado	145.060.230
Donaciones a personas	145.060.230
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**56.438.949**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**58.747.401**
RECURSOS PROPIOS DE CAPITAL	58.747.401
Ahorro en Cuenta Corriente	56.438.949
Incremento de la depreciación y amortización acumuladas	2.308.452
2.2 GASTOS DE CAPITAL	**58.747.401**
INVERSIÓN REAL DIRECTA	58.747.401
Formación bruta de capital Fijo	58.747.401
Edificios e instalaciones	35.846.350
Maquinaria, equipos y otros bienes muebles	19.628.347
Construcciones de bienes de dominio privado	1.401.614
Construcciones de bienes de dominio público	1.871.090
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0427

Fundación Centro Internacional Miranda

FUNDACIÓN CENTRO INTERNACIONAL MIRANDA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Para cumplir con las funciones que le son propias, establecidas en los instrumentos legales que dan origen a su constitución y funcionamiento la Fundación Centro Internacional Miranda, con los recursos asignados para el año 2012, dará continuidad al Proyecto de Formación Sociopolítica Socialista de carácter formativo, en el que se articula la investigación y capacita a hombres y mujeres venezolanos y venezolanas con alto compromiso socialista, con conocimiento técnico y pertinente para profundizar en el proceso inédito de la revolución bolivariana.

El proyecto de Formación Sociopolítica Socialista al cual se le dio inicio en el ejercicio 2006 y que se le ha dado continuidad en los subsiguientes años, continuará en el ejercicio presupuestario 2012, con la misión de contribuir a la capacitación de cuadros políticos, sociales y económicos socialistas, comprometidos para el sostenimiento y defensa del modelo constitucional bolivariano. Siendo este nuestro aporte en la preparación y desarrollo de los ciudadanos y ciudadanas comprometidos con los valores socialistas del proceso transformador venezolano.

Esta tarea de capacitación comprende la orientación de hombres y mujeres en nociones y principios básicos de economía, política, sociología, educación, historia y derecho, además de un buen conocimiento del proceso revolucionario bolivariano, instrumentos de alta gestión política rumbo a una sociedad socialista con capacidad de diseñar la implementación y evaluación de políticas públicas. Este programa quiere igualmente estudiar, evaluar y complementar las diferentes Escuelas de Gobierno y de Ciudadanía que funcionan en el mundo, especialmente en América Latina, con el objetivo preciso de potenciar y consolidar la plataforma de la primera Escuela de Políticas Pública, Gobierno y Ciudadanía.

Para todo ello, con el fin de diseñar y preparar los materiales necesarios para la capacitación socialista, el referido proyecto se nutrirá de líneas de investigación que analizarán y reflexionarán sobre aspectos transversales a la revolución bolivariana desde asuntos generales y específicos del proceso de cambio que estamos impulsando actualmente en la República Bolivariana de Venezuela. De esta forma, se desarrollan tareas en las siguientes áreas: Participación Popular en la Gestión Política, Platica Transformadora y el Desarrollo Humano, Pedagogías Criticas y Gestión Educativa Bolivariana, Reflexión sobre el Rol de los Medios de Comunicación hacia una Ciencia de la Crítica Mediática, Nuevo Modelo Productivo, Socialismo del siglo XXI, Instrumento Político del Siglo XXI; y la realización de las Mesas de Análisis de Coyuntura, donde se efectuará el análisis, evaluación y discusión de los diferentes temas internacionales y en especial los relacionados con el conocimiento del desarrollo socialista.

De esta forma, haremos la labor de investigación y formación de manera coordinada con el firme compromiso de lograr que el resultado final sea la transmisión de las principales nociones vinculadas al socialismo bolivariano, estudiando y ensayando nuevas estrategias educativas, apoyadas en el empleo nacional de modernos sistemas multimedia y audiovisuales, para lo cual se contará con el material que se compilará producto de los seminarios, cursos de capacitación, foros, talleres, cátedras y charlas dictadas por los destacados invitados internacionales. Finalmente, esto se logrará diseñando y preparando los materiales necesarios para la capacitación socialista que se nutrirá de la reflexión realizada por las líneas de investigación.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**6.402.955**
INGRESOS CORRIENTES ORDINARIOS	6.402.955
TRANSFERENCIAS CORRIENTES	6.402.955
Transferencias corrientes del sector público	6.402.955
Transferencias corrientes internas recibidas del sector público	6.402.955
De la República	6.402.955
TOTAL RECURSOS	**6.402.955**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**6.397.955**
GASTOS DE CONSUMO	6.279.742
Remuneraciones	4.919.998
Sueldos, salarios y otras retribuciones	834.136
Beneficios y complementos de sueldos y salarios	1.389.232
Aportes patronales	215.971
Prestaciones sociales y otras indemnizaciones	418.344
Asistencia socioeconómica	673.784
Otros gastos de personal	1.388.531
Compra de bienes y servicios	1.059.744
Bienes de consumo	142.344
Servicios no personales	917.400
Impuestos indirectos	300.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	118.213
Al sector privado	118.213
Transferencias corrientes al sector privado	118.213
Directas a personas	118.213
Jubilaciones y otros beneficios asociados	118.213
GASTOS DE CAPITAL	**5.000**
INVERSIÓN REAL DIRECTA	5.000
Formación bruta de capital Fijo	5.000
Maquinaria, equipos y otros bienes muebles	5.000
TOTAL GASTOS	**6.402.955**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114352	Formación Sociopolítica Socialista	Cuadro Socialista			2.000		4.482.069			4.482.069
TOTAL							**4.482.069**			**4.482.069**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores			1.220.654		1.220.654
02	Gestión Administrativa			582.019		582.019
03	Previsión y Protección Social			118.213		118.213
TOTAL				**1.920.886**		**1.920.886**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**3**	**9**	**2**	**14**	**342.300**	**283.200**	**625.500**
Alto Nivel y de Dirección	2	4		6	174.240	102.000	276.240
Profesional y Técnico		4	2	6	150.840	135.600	286.440
Obrero	1	1		2	17.220	45.600	62.820
Personal Contratado	**4**	**6**		**10**	**431.836**		**431.836**
Profesional y Técnico	4	6		10	431.836		431.836
TOTAL	**7**	**15**	**2**	**24**	**774.136**	**283.200**	**1.057.336**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Jubilados		**1**	**1**	**118.213**
Empleados		1	1	118.213
TOTAL		**1**	**1**	**118.213**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	4.919.998
4.02	Materiales, suministros y mercancías	142.344
4.03	Servicios no personales	1.217.400
4.04	Activos reales	5.000
4.07	Transferencias y donaciones	118.213
	TOTAL	**6.402.955**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**6.402.955**
INGRESOS CORRIENTES ORDINARIOS	6.402.955
TRANSFERENCIAS CORRIENTES	6.402.955
Transferencias corrientes del sector público	6.402.955
Transferencias corrientes internas recibidas del sector público	6.402.955
De la República	6.402.955
Recursos Ordinarios	6.402.955
1.2 GASTOS CORRIENTES	**6.397.955**
GASTOS DE CONSUMO	6.279.742
Remuneraciones	4.919.998
Sueldos, salarios y otras retribuciones	834.136
Beneficios y complementos de sueldos y salarios	1.389.232
Aportes patronales	215.971
Prestaciones sociales y otras indemnizaciones	418.344
Asistencia socioeconómica	673.784
Otros gastos de personal	1.388.531
Compra de bienes y servicios	1.059.744
Bienes de consumo	142.344
Servicios no personales	917.400
Impuestos indirectos	300.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	118.213
Al sector privado	118.213
Transferencias corrientes al sector privado	118.213
Directas a personas	118.213
Jubilaciones y otros beneficios asociados	118.213
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**5.000**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.000**
RECURSOS PROPIOS DE CAPITAL	5.000
Ahorro en Cuenta Corriente	5.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**5.000**
INVERSIÓN REAL DIRECTA	5.000
Formación bruta de capital Fijo	5.000
Maquinaria, equipos y otros bienes muebles	5.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0466

Fundación Dr. Alejandro Próspero Reverend

FUNDACIÓN DR. ALEJANDRO PRÓSPERO REVEREND

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

En el marco de la directriz establecida en el Plan Simón Bolívar referida a la Suprema Felicidad Social y su objetivo de profundizar la solidaridad con los excluidos de América Latina, el Caribe y África, profundizando la universalización de la educación bolivariana, garantizando el acceso al conocimiento a través de mecanismos que incluyan a la población en el nivel de educación universitaria, se plantea el proyecto de desarrollo institucional de condiciones de formación integral y de habitabilidad dignas para los becarios latinoamericanos del Caribe y África, estudiantes del Programa Nacional de Formación en Medicina Integral Comunitaria.

La misión de la Fundación consiste en formar un recurso humano altamente calificado en las áreas de salud que demanda la sociedad latinoamericana con la finalidad de formar médicos integrales comunitarios.

Su visión es desarrollar y ejecutar planes y programas destinados a garantizar residencias, atención integral y formación de calidad para los estudiantes Latinoamericanos, del Caribe y África, de medicina y otras profesiones del sector salud, que se desarrollan en el marco del Programa Nacional de Formación de Medicina Integral Comunitaria, cuyo objetivo principal radica en consolidar, rehabilitar y desarrollar políticas en materia de Salud, Educación, Cultura, Deporte y Recreación, además de garantizar una Educación Integral de calidad, suministrando la atención pedagógica, psicológica, social, material y física en el proceso de adaptación medio y la prolongación de los estudios a través de diferentes actividades de apoyo, consolidando funcionalmente la calidad de atención a través del desarrollo de un sistema de seguridad integral.

Dicho proyecto de carácter internacional, tiene como fin estratégico institucional, formar estudiantes latinoamericanos, del Caribe y Africanos en el área de salud, con base al acuerdo denominado “Compromiso de Sandino”, como contribución a la integración de pueblos, naciones y gobiernos en el marco del acuerdo de cooperación internacional derivado de las políticas del ALBA. De allí se deriva el compromiso de desarrollar procesos institucionales para la formación y atención integral de los becarios internacionales del Programa en Medicina Integral Comunitaria y coordinar las acciones tendentes a garantizar condiciones que confluyan en la calidad de su desempeño.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**60.528.248**
INGRESOS CORRIENTES ORDINARIOS	60.528.248
TRANSFERENCIAS CORRIENTES	60.528.248
Transferencias corrientes del sector público	60.528.248
Transferencias corrientes internas recibidas del sector público	60.528.248
De la República	60.528.248
TOTAL RECURSOS	**60.528.248**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**58.903.248**
GASTOS DE CONSUMO	58.703.248
Remuneraciones	23.760.000
Sueldos, salarios y otras retribuciones	4.715.898
Beneficios y complementos de sueldos y salarios	7.160.865
Aportes patronales	1.109.968
Prestaciones sociales y otras indemnizaciones	2.030.139
Asistencia socioeconómica	350.000
Otros gastos de personal	8.393.130
Compra de bienes y servicios	34.943.248
Bienes de consumo	7.101.000
Servicios no personales	27.842.248
TRANSFERENCIAS Y DONACIONES CORRIENTES	200.000
Al sector privado	200.000
Donaciones corrientes al sector privado	200.000
Donaciones a personas	200.000
GASTOS DE CAPITAL	**1.625.000**
INVERSIÓN REAL DIRECTA	1.625.000
Formación bruta de capital Fijo	1.625.000
Maquinaria, equipos y otros bienes muebles	1.625.000
TOTAL GASTOS	**60.528.248**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113724	Desarrollo de Procesos de Formación y Atención Integral de Calidad a los Becarios Internacionales de América latina, el Caribe, África y Asia-Medio Oriente del Curso Introductorio a las Ciencias Medicas en la Escuela Latinoamericana de Medicina "Dr. Salvador Allende"	Centro Educativo Integrado			1		5.796.000			5.796.000
113725	Desarrollo de estrategias para contribuir con la formación y garantizar la atención integral de calidad a los becarios internacionales de América Latina, El Caribe, África y Asia-Medio Oriente del 1er. Y 2do. Año del Programa Nacional de Formación en Medicina Integral comunitaria	Centro Educativo Integrado			1		19.740.000			19.740.000
113726	Desarrollo y consolidación de las condiciones de habitabilidad y seguridad para los becarios Internacionales de América Latina, El Caribe, África y Asia-Medio Oriente de la Escuela Latinoamericana de Medicina "Dr. Salvador Allende"	Mantenimiento			4		2.800.000			2.800.000
113727	Desarrollo de acciones institucionales para atender el objeto de la Fundación y compromisos de gestión encomendados	Evento / Publicidad			4		110.000			110.000
TOTAL							28.446.000			28.446.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		23.760.000			23.760.000
02	Gestión Administrativa		8.322.248			8.322.248
	TOTAL		**32.082.248**			**32.082.248**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**67**	**106**		**173**	**4.579.878**		**4.579.878**
Alto Nivel y de Dirección	4	6		10	840.001		840.001
Profesional y Técnico	28	39		67	1.497.122		1.497.122
Personal Administrativo	14	14		28	997.994		997.994
Obrero	21	47		68	1.244.761		1.244.761
Personal Contratado	**1**	**2**		**3**	**136.020**		**136.020**
Profesional y Técnico	1	2		3	136.020		136.020
TOTAL	**68**	**108**		**176**	**4.715.898**		**4.715.898**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	23.760.000
4.02	Materiales, suministros y mercancías	7.101.000
4.03	Servicios no personales	27.842.248
4.04	Activos reales	1.625.000
4.07	Transferencias y donaciones	200.000
	TOTAL	**60.528.248**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**60.528.248**
INGRESOS CORRIENTES ORDINARIOS	60.528.248
TRANSFERENCIAS CORRIENTES	60.528.248
Transferencias corrientes del sector público	60.528.248
Transferencias corrientes internas recibidas del sector público	60.528.248
De la República	60.528.248
Recursos Ordinarios	60.528.248
1.2 GASTOS CORRIENTES	**58.903.248**
GASTOS DE CONSUMO	58.703.248
Remuneraciones	23.760.000
Sueldos, salarios y otras retribuciones	4.715.898
Beneficios y complementos de sueldos y salarios	7.160.865
Aportes patronales	1.109.968
Prestaciones sociales y otras indemnizaciones	2.030.139
Asistencia socioeconómica	350.000
Otros gastos de personal	8.393.130
Compra de bienes y servicios	34.943.248
Bienes de consumo	7.101.000
Servicios no personales	27.842.248
TRANSFERENCIAS Y DONACIONES CORRIENTES	200.000
Al sector privado	200.000
Donaciones corrientes al sector privado	200.000
Donaciones a personas	200.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.625.000**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.625.000**
RECURSOS PROPIOS DE CAPITAL	1.625.000
Ahorro en Cuenta Corriente	1.625.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**1.625.000**
INVERSIÓN REAL DIRECTA	1.625.000
Formación bruta de capital Fijo	1.625.000
Maquinaria, equipos y otros bienes muebles	1.625.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0912

Universidad Nacional Experimental Marítima del Caribe (UNEMC)

UNIVERSIDAD NACIONAL EXPERIMENTAL MARÍTIMA DEL CARIBE (UNEMC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La política presupuestaria de la Universidad Marítima del Caribe para el año 2012, sigue los lineamientos establecidos por el Gobierno Nacional para el desarrollo de la Educación Universitaria, atendiendo a las directrices emanadas de la Oficina Nacional de Presupuesto, la Oficina de Planificación del Sector Universitario y del Consejo Nacional de Universidades.

En concordancia con la visión estratégica del Gobierno Nacional, la Universidad mantiene su visión integracionista de los estados, países y territorios de la Cuenca del Caribe, en relación con la educación, turismo, transporte marítimo, conservación ambiental y la cultura caribeña. Este desarrollo regional demanda profesionales capaces de gestionar y operar los procesos integracionistas y los proyectos y programas multinacionales, así como suplir la demanda de recursos humanos fundamentales para el desarrollo integral de nuestra Nación.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**43.281.424**
INGRESOS CORRIENTES ORDINARIOS	43.281.424
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	400.000
Venta de otros bienes y servicios	400.000
TRANSFERENCIAS CORRIENTES	42.881.424
Transferencias corrientes del sector público	42.881.424
Transferencias corrientes internas recibidas del sector público	42.881.424
De la República	42.881.424
TOTAL RECURSOS	**43.281.424**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**43.256.424**
GASTOS DE CONSUMO	41.314.000
Remuneraciones	35.556.823
Sueldos, salarios y otras retribuciones	14.254.516
Beneficios y complementos de sueldos y salarios	11.886.309
Aportes patronales	1.429.324
Prestaciones sociales y otras indemnizaciones	3.000.000
Asistencia socioeconómica	4.986.674
Compra de bienes y servicios	5.757.177
Bienes de consumo	337.254
Servicios no personales	5.419.923
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.942.424
Al sector privado	1.942.424
Transferencias corrientes al sector privado	286.374
Directas a personas	286.374
Jubilaciones y otros beneficios asociados	286.374
Donaciones corrientes al sector privado	1.656.050
Donaciones a personas	1.656.050
GASTOS DE CAPITAL	**25.000**
INVERSIÓN REAL DIRECTA	25.000
Formación bruta de capital Fijo	25.000
Maquinaria, equipos y otros bienes muebles	25.000
TOTAL GASTOS	**43.281.424**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Cantidad: Fem.	Cantidad: Masc.	Cantidad: Total	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
114866	Programas nacionales de formación	Matricula			676		317.543			317.543
114882	Territorialización y Municipalización de la educación universitaria	Proyecto			1		5.000			5.000
114894	Formación de postgrado o estudios avanzados	Matricula			445		1.699.638			1.699.638
114902	Investigación, innovación y gestión del conocimiento	Proyecto			60		520.388			520.388
114921	Sistema de recursos para la formación e intercambio académico	Usuario Atendido			135.600		1.640.955			1.640.955
114987	Desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			31.444		2.208.263			2.208.263
115029	Intercambio y gestión del conocimiento con la sociedad	Comunidad			5		1.086.489			1.086.489
115075	Formación en carreras	Matricula			3.657		11.999.471			11.999.471
115166	Sistema de apoyo al desarrollo estudiantil	Servicio			148.827		4.676.141			4.676.141
	TOTAL						**24.153.888**			**24.153.888**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
01	Dirección y coordinación de los gastos de los trabajadores		17.028.239			17.028.239
02	Gestión administrativa	400.000	1.412.923			1.812.923
03	Previsión y protección social		286.374			286.374
	TOTAL	**400.000**	**18.727.536**			**19.127.536**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**103**	**119**	**40**	**262**	**7.082.921**		**7.082.921**
Alto Nivel y de Dirección		1		1	61.992		61.992
Directivo	1	3		4	168.156		168.156
Profesional y Técnico	58	12	17	87	2.183.373		2.183.373
Personal Administrativo	13	2	2	17	281.916		281.916
Personal Docente	27	56	21	104	3.750.063		3.750.063
Obrero	4	45		49	637.421		637.421
Personal Contratado	**207**	**302**	**10**	**519**	**7.171.595**		**7.171.595**
Profesional y Técnico	32	14	6	52	952.536		952.536
Personal Administrativo	27	8	1	36	505.651		505.651
Personal Docente	146	240	3	389	5.087.292		5.087.292
Obrero	2	40		42	626.116		626.116
TOTAL	**310**	**421**	**50**	**781**	**14.254.516**		**14.254.516**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**2**	**2**	**4**	**286.374**
Obreros		1	1	55.680
Empleados	2		2	123.971
Docentes		1	1	106.723
TOTAL	**2**	**2**	**4**	**286.374**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	35.556.823
4.02	Materiales, suministros y mercancías	337.254
4.03	Servicios no personales	5.419.923
4.04	Activos reales	25.000
4.07	Transferencias y donaciones	1.942.424
	TOTAL	**43.281.424**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**43.281.424**
INGRESOS CORRIENTE ORDINARIO	43.281.424
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	400.000
Venta de otros bienes y servicios	400.000
TRANSFERENCIAS CORRIENTES	42.881.424
Transferencias corrientes del sector público	42.881.424
Transferencias corrientes internas recibidas del sector público	42.881.424
De la República	42.881.424
Recursos Ordinarios	32.161.068
Gestión Fiscal	10.720.356
1.2 GASTOS CORRIENTES	**43.256.424**
GASTOS DE CONSUMO	41.314.000
Remuneraciones	35.556.823
Sueldos, salarios y otras retribuciones	14.254.516
Beneficios y complementos de sueldos y salarios	11.886.309
Aportes patronales	1.429.324
Prestaciones sociales y otras indemnizaciones	3.000.000
Asistencia socioeconómica	4.986.674
Compra de bienes y servicios	5.757.177
Bienes de consumo	337.254
Servicios no personales	5.419.923
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.942.424
Al sector privado	1.942.424
Transferencias corrientes al sector privado	286.374
Directas a personas	286.374
Jubilaciones y otros beneficios asociados	286.374
Donaciones corrientes al sector privado	1.656.050
Donaciones a personas	1.656.050
1.3 RESULTADO ECONOMICO EN CUENTA CORRIENTE : AHORRO	**25.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**25.000**
RECURSOS PROPIOS DE CAPITAL	25.000
Ahorro en Cuenta Corriente	25.000
2.2 GASTOS DE CAPITAL	**25.000**
INVERSIÓN REAL DIRECTA	25.000
Formación bruta de capital Fijo	25.000
Maquinaria, equipos y otros bienes muebles	25.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0925

Instituto Universitario de Tecnología del Estado Bolívar

INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL ESTADO BOLÍVAR

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Universitario de Tecnología del Estado Bolívar (IUTEB), creado el 26 de Enero del año 2001 según Decreto N° 1.186, es una Institución Universitaria de excelencia académica que enmarcada en las políticas del Estado Venezolano y centrada en el bienestar del hombre, forma las generaciones de profesionales garantizando altos niveles de desempeño de la Docencia, Investigación, Producción y la Extensión, con acciones vinculantes con el sector productivo de desarrollo internacional, nacional, regional, local y comunal.

Dentro de las políticas educativas el IUTEB, desarrolla planes de inserción universitaria ya que se llevan a cabo con los estudiantes proyectos comunitarios que benefician y brindan a la comunidad conocimiento técnico, científico necesario para el crecimiento y divulgación universitaria, permitiéndole a los futuros profesionales enfrentarse con problemáticas del entorno y hacer de ellos análisis críticos para brindar la mejor de las soluciones.

En los actuales momentos se encuentra en proceso de transformación a Universidad Politécnica con nueve (9) Proyectos que se describen a continuación:

- Formación de Postgrado o Estudios Avanzados
- Investigación, Innovación y Gestión del Conocimiento
- Programas Nacionales de Formación
- Formación en Carreras
- Desarrollo y Mantenimiento de Infraestructura Física
- Sistemas de Apoyo al Desarrollo Estudiantil
- Intercambio y Gestión del Conocimiento con la Sociedad
- Territorialización y Municipalización de la Educación Universitaria
- Sistema de Recursos para la Formación e Intercambio Académico

Todas las actividades a desarrollar durante la ejecución del Presupuesto están enmarcadas en el proceso de transformación de Instituto Universitario a Universidad Politécnica.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**45.832.386**
INGRESOS CORRIENTES ORDINARIOS	45.832.386
TRANSFERENCIAS CORRIENTES	45.832.386
Transferencias corrientes del sector público	45.832.386
Transferencias corrientes internas recibidas del sector público	45.832.386
De la República	45.832.386
TOTAL RECURSOS	**45.832.386**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**43.628.906**
GASTOS DE CONSUMO	41.090.410
Remuneraciones	36.438.907
Sueldos, salarios y otras retribuciones	21.589.972
Beneficios y complementos de sueldos y salarios	3.767.477
Aportes patronales	2.754.959
Prestaciones sociales y otras indemnizaciones	2.129.538
Asistencia socioeconómica	3.312.139
Otros gastos de personal	2.884.822
Compra de bienes y servicios	4.651.503
Bienes de consumo	751.580
Servicios no personales	3.899.923
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.538.496
Al sector privado	2.538.496
Transferencias corrientes al sector privado	265.154
Directas a personas	265.154
Pensiones y otros beneficios asociados	265.154
Donaciones corrientes al sector privado	2.273.342
Donaciones a personas	2.273.342
GASTOS DE CAPITAL	**363.796**
INVERSIÓN REAL DIRECTA	363.796
Formación bruta de capital Fijo	363.796
Edificios e instalaciones	363.796
APLICACIONES FINANCIERAS	**1.839.684**
DISMINUCIÓN DE PASIVOS	1.839.684
Disminución de cuentas y efectos por pagar	1.839.684
Disminución de cuentas y efectos por pagar a corto plazo	1.839.684
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.839.684
TOTAL GASTOS	**45.832.386**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115177	Formación de Postgrado o Estudios Avanzados	Matricula			188			5.000		5.000
115224	Investigación, Innovación y Gestión del Conocimiento	Investigación			7		17.000			17.000
115229	Programas Nacionales de Formacion	Matricula			4.200		20.349.976			20.349.976
115232	Formación en Carreras	Matricula			500		25.000			25.000
115238	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			5.344		1.223.490			1.223.490
115272	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio			10		3.934.158			3.934.158
115314	Intercambio y Gestión del Conocimiento con la Sociedad	Evento Organizado			41		120.000			120.000
115414	Territorialización y Municipalización de la Educación Universitaria	Plan			4		15.000			15.000
115445	Sistema de Recursos para la Formación e Intercambio Académico	Usuario			4.200		275.000			275.000
TOTAL							**25.959.624**	**5.000**		**25.964.624**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		16.165.931			16.165.931
02	Gestión Administrativa		3.436.677			3.436.677
03	Previsión y Protección Social		265.154			265.154
	TOTAL		**19.867.762**			**19.867.762**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**43**	**34**		**77**	**2.612.362**	**7.008**	**2.619.370**
Directivo	3			3	205.932		205.932
Personal Administrativo	21	6		27	730.860	7.008	737.868
Personal Docente	5	11		16	848.796		848.796
Obrero	14	17		31	826.774		826.774
Personal Contratado	**139**	**151**		**290**	**10.665.712**		**10.665.712**
Personal Administrativo	49	33		82	2.708.286		2.708.286
Personal Docente	83	106		189	7.549.822		7.549.822
Obrero	7	12		19	407.604		407.604
TOTAL	**182**	**185**		**367**	**13.278.074**	**7.008**	**13.285.082**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**2**	**1**	**3**	**265.154**
Obreros	1	1	2	172.575
Empleados	1		1	92.579
TOTAL	**2**	**1**	**3**	**265.154**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	36.438.907
4.02	Materiales, suministros y mercancías	751.580
4.03	Servicios no personales	3.899.923
4.04	Activos reales	363.796
4.07	Transferencias y donaciones	2.538.496
4.11	Disminución de pasivos	1.839.684
	TOTAL	**45.832.386**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**45.832.386**
INGRESOS CORRIENTES ORDINARIOS	45.832.386
TRANSFERENCIAS CORRIENTES	45.832.386
Transferencias corrientes del sector público	45.832.386
Transferencias corrientes internas recibidas del sector público	45.832.386
De la República	45.832.386
Recursos Ordinarios	36.665.909
Gestión Fiscal	9.166.477
1.2 GASTOS CORRIENTES	**43.628.906**
GASTOS DE CONSUMO	41.090.410
Remuneraciones	36.438.907
Sueldos, salarios y otras retribuciones	21.589.972
Beneficios y complementos de sueldos y salarios	3.767.477
Aportes patronales	2.754.959
Prestaciones sociales y otras indemnizaciones	2.129.538
Asistencia socioeconómica	3.312.139
Otros gastos de personal	2.884.822
Compra de bienes y servicios	4.651.503
Bienes de consumo	751.580
Servicios no personales	3.899.923
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.538.496
Al sector privado	2.538.496
Transferencias corrientes al sector privado	265.154
Directas a personas	265.154
Pensiones y otros beneficios asociados	265.154
Donaciones corrientes al sector privado	2.273.342
Donaciones a personas	2.273.342
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.203.480**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.203.480**
RECURSOS PROPIOS DE CAPITAL	2.203.480

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Ahorro en Cuenta Corriente	2.203.480
2.2 GASTOS DE CAPITAL	**363.796**
INVERSIÓN REAL DIRECTA	363.796
Formación bruta de capital Fijo	363.796
Edificios e instalaciones	363.796
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**1.839.684**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.839.684**
SUPERÁVIT FINANCIERO	1.839.684
3.2 APLICACIONES FINANCIERAS	**1.839.684**
DISMINUCIÓN DE PASIVOS	1.839.684
Disminución de cuentas y efectos por pagar	1.839.684
Disminución de cuentas y efectos por pagar a corto plazo	1.839.684
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.839.684

A0942

Universidad Bolivariana de Venezuela (UBV)

UNIVERSIDAD BOLIVARIANA DE VENEZUELA (UBV)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Universidad Bolivariana de Venezuela (UBV) es una Institución de intereses éticos y sociales, cuyo fin es fomentar el desarrollo del individuo en todas sus manifestaciones, la formación profesional en diferentes niveles con criterios de alta calidad y excelencia y la interacción con la comunidad, contribuyendo de esta manera al pleno desarrollo del ser humano y el mayor bienestar para la sociedad, en función de sus valores trascendentales y sus necesidades.

En este mismo orden de ideas, se identifica como una Institución pluralista y democrática, crítica en cuanto al análisis y conclusiones sobre el desenvolvimiento de su entorno, fundamentada en los valores universales de pertinencia, justicia, solidaridad, libertad y respeto a la disidencia.

Bajo este enfoque, se plantea hacer de la Universidad, la primera Institución académica, de investigación y consulta dentro del sector nacional, poseedora de la estructura y programas lo suficientemente flexibles, objetos de constante evaluación y transformación, reconocida como prestadora de un servicio público, que satisfaga los requerimientos de nuestros usuarios y que sirva de experiencia a los paradigmas institucionales establecidos para el nuevo modelo de universidad venezolana, acorde con el proceso de transformación que actualmente vive el país, enmarcado dentro del Plan Estratégico llevado por el Ejecutivo Nacional, el cual se ha convertido en una guía de acción obligatoria para todos los entes Gubernamentales, con la finalidad de darle viabilidad al Proyecto Nacional.

La Universidad Bolivariana de Venezuela (UBV), promueve la generación, sistematización y socialización de conocimientos en campos científicos, tecnológicos, sociales, humanísticos y del arte, conjugando los aportes al enriquecimiento, a través de la proyección vinculada al desarrollo socioeconómico, ambiental, cultural y educativo de las comunidades de su entorno, de la región y del país, revitalizando el pensamiento integracionista latinoamericano, como eje fundamental de las vías de cooperación nacional e internacional.

La Universidad Bolivariana de Venezuela, en cumplimiento de la estrategia de cubrir todo el Territorio Nacional, ha venido creciendo gradualmente y cada vez haciéndose presente de manera física en diferentes Estados, por lo cual para el año 2012, se tiene establecido afianzar su presencia en las sedes donde está, y expandirse en la medida de sus posibilidades y con el apoyo de los entes del Estado, tanto Nacionales, Regionales y Locales.

Esta casa de estudios, tiene como plan estratégico:

- Desarrollo armónico en conjunto con la Misión Sucre y el Programa de Aldeas Universitarias.
- Desarrollo equilibrado entre los espacios de formación concentrados (las sedes) y los dispositivos de formación no presenciales (La Televisión Educativa, La Radio Educativa, La Plataformita Informática, Bibliotecas Municipales, Bibliotecas Virtuales).
- Establecimiento de alianzas institucionales con las instituciones del Estado.
- Desarrollo del cuerpo de docentes.
- Definición de áreas de trabajo para el desarrollo de la investigación universitaria.
- Desarrollo de nuevos programas de formación, estudios de pregrado, postgrado y de profesionalización en el área de la energía (Petróleo, Gas, Petroquímica, etc.).

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**289.249.639**
INGRESOS CORRIENTES ORDINARIOS	289.249.639
TRANSFERENCIAS CORRIENTES	289.249.639
Transferencias corrientes del sector público	289.249.639
Transferencias corrientes internas recibidas del sector público	289.249.639
De la República	289.249.639
FUENTES DE FINANCIAMIENTO	**118.666.383**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	118.666.383
Disminución de otros activos financieros	118.666.383
Disminución de disponibilidades	118.666.383
Disminución de caja	118.666.383
TOTAL RECURSOS	**407.916.022**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**395.922.553**
GASTOS DE CONSUMO	375.106.114
Remuneraciones	328.424.530
Sueldos, salarios y otras retribuciones	104.878.280
Beneficios y complementos de sueldos y salarios	126.560.418
Aportes patronales	17.789.680
Prestaciones sociales y otras indemnizaciones	24.530.695
Asistencia socioeconómica	54.665.457
Compra de bienes y servicios	46.681.584
Bienes de consumo	18.786.443
Servicios no personales	27.895.141
TRANSFERENCIAS Y DONACIONES CORRIENTES	20.816.439
Al sector privado	18.647.067
Transferencias corrientes al sector privado	18.647.067
Directas a personas	18.647.067
Jubilaciones y otros beneficios asociados	8.087.067
Otras transferencias directas a personas	10.560.000
Al sector público	2.169.372
Transferencias corrientes al sector público	2.169.372
A los entes descentralizados sin fines empresariales para sus gastos	2.169.372
GASTOS DE CAPITAL	**11.993.469**
INVERSIÓN REAL DIRECTA	11.993.469
Formación bruta de capital fijo	11.993.469
Edificios e instalaciones	11.993.469
TOTAL GASTOS	**407.916.022**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115310	Programas Nacionales de Formación	Matrícula			97.913	1.643.939	15.070.401			16.714.340
115322	Formación en Carreras	Matrícula			108.475	79.877.144	45.959.628			125.836.772
115328	Formación de Postgrado	Matrícula			488	116.000	2.182.282			2.298.282
115332	Investigación, Innovación y Gestión del Conocimiento	Investigación			917	288.000	9.087.696			9.375.696
115336	Sistema de Recursos para la Formación e Intercambio Académico	Usuario Atendido	724.000	1.086.000	1.810.000	10.315.480				10.315.480
115337	Sistema de Apoyo al Desarrollo Estudiantil	Alumno Atendido	1	1	2	690.434	29.738.042			30.428.476
115340	Intercambio y Gestión del Conocimiento con la Sociedad	Persona Atendida			350.000	238.129	2.621.693			2.859.822
115343	Desarrollo y Mantenimiento de la Infraestructura Física	Metro Cuadrado			600.000	7.149.702	53.306.157			60.455.859
115346	Territorialización y Municipalización de la Universidad Bolivariana de Venezuela	Colectivo			108.475	1.000.000	4.977.864			5.977.864
	TOTAL					**101.318.828**	**162.943.763**			**264.262.591**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		118.218.809			118.218.809
02	Gestión Administrativa	17.347.555				17.347.555
03	Previsión y Protección Social		8.087.067			8.087.067
	TOTAL	**17.347.555**	**126.305.876**			**143.653.431**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**2.041**	**2.056**		**4.097**	**102.995.119**		**102.995.119**
Directivo	24	20		44	2.331.758		2.331.758
Profesional y Técnico	592	471		1.063	24.235.644		24.235.644
Personal Administrativo	161	108		269	3.982.856		3.982.856
Personal Docente	1.145	944		2.089	58.891.428		58.891.428
Obrero	119	513		632	13.553.433		13.553.433
TOTAL	**2.041**	**2.056**		**4.097**	**102.995.119**		**102.995.119**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**61**	**53**	**114**	**8.087.067**
Obreros	8	13	21	1.007.547
Empleados	43	33	76	5.363.004
Docentes	10	7	17	1.716.516
TOTAL	**61**	**53**	**114**	**8.087.067**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	328.424.530
4.02	Materiales, suministros y mercancías	18.786.443
4.03	Servicios no personales	27.895.141
4.04	Activos reales	11.993.469
4.07	Transferencias y donaciones	20.816.439
	TOTAL	**407.916.022**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**289.249.639**
INGRESOS CORRIENTES ORDINARIOS	289.249.639
TRANSFERENCIAS CORRIENTES	289.249.639
Transferencias corrientes del sector público	289.249.639
Transferencias corrientes internas recibidas del sector público	289.249.639
De la República	289.249.639
Recursos Ordinarios	216.937.229
Gestión Fiscal	72.312.410
1.2 GASTOS CORRIENTES	**395.922.553**
GASTOS DE CONSUMO	375.106.114
Remuneraciones	328.424.530
Sueldos, salarios y otras retribuciones	104.878.280
Beneficios y complementos de sueldos y salarios	126.560.418
Aportes patronales	17.789.680
Prestaciones sociales y otras indemnizaciones	24.530.695
Asistencia socioeconómica	54.665.457
Compra de bienes y servicios	46.681.584
Bienes de consumo	18.786.443
Servicios no personales	27.895.141
TRANSFERENCIAS Y DONACIONES CORRIENTES	20.816.439
Al sector privado	18.647.067
Transferencias corrientes al sector privado	18.647.067
Directas a personas	18.647.067
Jubilaciones y otros beneficios asociados	8.087.067
Otras transferencias directas a personas	10.560.000
Al sector público	2.169.372
Transferencias corrientes al sector público	2.169.372
A los entes descentralizados sin fines empresariales para sus gastos	2.169.372
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(106.672.914)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(106.672.914)**
RECURSOS PROPIOS DE CAPITAL	(106.672.914)
Desahorro en Cuenta Corriente	(106.672.914)
2.2 GASTOS DE CAPITAL	**11.993.469**
INVERSIÓN REAL DIRECTA	11.993.469
Formación bruta de capital fijo	11.993.469
Edificios e instalaciones	11.993.469
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(118.666.383)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**118.666.383**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	118.666.383
Disminución de otros activos financieros	118.666.383
Disminución de disponibilidades	118.666.383
Disminución de caja	118.666.383
3.2 APLICACIONES FINANCIERAS	**118.666.383**
DÉFICIT FINANCIERO	118.666.383

A0952

Universidad Deportiva del Sur

UNIVERSIDAD DEPORTIVA DEL SUR

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Universidad Deportiva del Sur, como institución de educación universitaria especializada en la formación de recursos humanos en el área del deporte y la recreación, actualmente cuenta con una matrícula de 1.685 alumnos distribuidos en sus tres programas de formación: Actividad Física y Salud, Entrenamiento Deportivo y Gestión Tecnológica del Deporte.

Para el ejercicio fiscal 2012, se tiene programado el egreso de pregrado de aproximadamente 120 nuevos profesionales en el primer semestre del año, y para el segundo semestre del año se programó una cuota de nuevos inscritos de 360 alumnos en la modalidad presencial y 120 alumnos en estudios a distancia, lo que al final del período permitirá contar con una matrícula de 1.685 alumnos.

Así mismo, se continuará con el programa de Acreditación del Programa Nacional de Formación en Actividad Física de la Misión Sucre que atiende a 8.500 estudiantes. En este sentido, el presupuesto de la Universidad se ha orientado a garantizar la continuidad de los programas de formación, para lo cual se ha destinado la cantidad de Bs. 5.469.020 al proyecto "Formación en Carreras" y para asegurar la asistencia integral de los estudiantes se han destinado Bs. 11.875.554 al proyecto "Sistemas de Apoyo al Desarrollo Estudiantil" y Bs. 845.194 al proyecto "Sistemas de Recursos para la Formación e Intercambio Académico".

Por otra parte, para el cuarto trimestre del año se espera iniciar los estudios de postgrado para atender una matrícula de 125 participantes, asignándose Bs. 748.927 al proyecto "Formación de Postgrado o Estudios Avanzados". Concatenado a esto, el proyecto "Investigación, Innovación y Gestión del Conocimiento" tiene programado el inicio de 12 proyectos de investigación y 2 publicaciones que den respuestas a los diversos problemas relacionados con los programas de formación de la institución, cuyo monto asciende a Bs. 463.641.

En cuanto al proyecto "Intercambio y Gestión del Conocimiento con la Sociedad" se ha programado la atención a 90 comunidades que permitan fortalecer la vinculación que la institución mantiene con su entorno, un presupuesto de Bs. 2.287.154.

Por otra parte, al proyecto "Territorialización y Municipalización de la Educación Universitaria" se le han asignado Bs. 335.382 para el desarrollo de 4 planes que permitan transformar la universidad teniendo como eje lo local, partiendo desde su dimensión geohistórica.

Para coadyuvar en el logro de las metas antes planteadas, se han destinado Bs. 2.330.788 al proyecto "Desarrollo y Mantenimiento de la Infraestructura Física", lo que permitirá disponer de los espacios adecuados para el cumplimiento de las actividades tanto de docencia, investigación, extensión como de la gestión institucional.

Finalmente, a nivel de las acciones centralizadas se han destinado Bs. 15.560.293 a la Dirección y Coordinación de los Gastos de los Trabajadores y Bs. 2.636.891 a Gestión Administrativa, como acción cuya función es de servir de apoyo institucional a las acciones específicas de los proyectos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	42.552.844
TRANSFERENCIAS CORRIENTES	42.552.844
Transferencias corrientes del sector público	42.552.844
Transferencias corrientes internas recibidas del sector público	42.552.844
De la República	42.552.844
TOTAL RECURSOS	**42.552.844**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**40.771.315**
GASTOS DE CONSUMO	38.974.769
Remuneraciones	28.091.175
Sueldos, salarios y otras retribuciones	9.432.900
Beneficios y complementos de sueldos y salarios	8.425.706
Aportes patronales	1.337.064
Prestaciones sociales y otras indemnizaciones	2.833.116
Asistencia socioeconómica	6.042.373
Otros gastos de personal	20.016
Compra de bienes y servicios	10.883.594
Bienes de consumo	3.492.057
Servicios no personales	7.391.537
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.796.546
Al sector privado	1.796.546
Transferencias corrientes al sector privado	1.796.546
Directas a personas	1.476.400
Otras transferencias directas a personas	1.476.400
A instituciones sin fines de lucro	320.146

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS DE CAPITAL	**1.781.529**
INVERSIÓN REAL DIRECTA	1.781.529
Formación bruta de capital Fijo	1.664.529
Maquinaria, equipos y otros bienes muebles	1.664.529
Bienes intangibles	117.000
TOTAL GASTOS	**42.552.844**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113986	Formación en Carreras	Matricula	481	1.204	1.685		5.469.020			5.469.020
114055	Formación de Postgrado o Estudios Avanzados	Matricula	65	60	125		748.927			748.927
114077	Investigación, Innovación y Gestión del Conocimiento	Investigación			12		463.641			463.641
114104	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	1.312	3.288	4.600		845.194			845.194
114132	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			90		2.287.154			2.287.154
114187	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			12.238		2.330.788			2.330.788
114191	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio Prestado			15		11.875.554			11.875.554
114237	Territorialización y Municipalización de la Educación Universitaria	Plan			4		335.382			335.382
	TOTAL						**24.355.660**			**24.355.660**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		15.560.293			15.560.293
02	Gestión Administrativa		2.636.891			2.636.891
	TOTAL		**18.197.184**			**18.197.184**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**127**	**174**	**30**	**331**	**6.446.064**		**6.446.064**
Alto Nivel y de Dirección		1		1	61.992		61.992
Profesional y Técnico	54	53	18	125	2.847.384		2.847.384
Personal Administrativo	38	22		60	881.675		881.675
Personal Docente	18	26	12	56	1.464.374		1.464.374
Personal Médico	1	1		2	52.919		52.919
Obrero	16	71		87	1.137.720		1.137.720
Personal Fijo a Tiempo Parcial	**11**	**33**		**44**	**539.208**		**539.208**
Personal Docente	11	33		44	539.208		539.208
Personal Contratado		**2**		**2**	**50.000**		**50.000**
Profesional y Técnico		2		2	50.000		50.000
TOTAL	**138**	**209**	**30**	**377**	**7.035.272**		**7.035.272**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	28.091.175
4.02	Materiales, suministros y mercancías	3.492.057
4.03	Servicios no personales	7.391.537
4.04	Activos reales	1.781.529
4.07	Transferencias y donaciones	1.796.546
	TOTAL	**42.552.844**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**42.552.844**
INGRESOS CORRIENTE ORDINARIO	42.552.844
TRANSFERENCIAS CORRIENTES	42.552.844
Transferencias corrientes del sector público	42.552.844
Transferencias corrientes internas recibidas del sector público	42.552.844
De la República	42.552.844
Recursos Ordinarios	31.914.633
Gestión Fiscal	10.638.211
1.2 GASTOS CORRIENTES	**40.771.315**
GASTOS DE CONSUMO	38.974.769
Remuneraciones	28.091.175
Sueldos, salarios y otras retribuciones	9.432.900
Beneficios y complementos de sueldos y salarios	8.425.706
Aportes patronales	1.337.064
Prestaciones sociales y otras indemnizaciones	2.833.116
Asistencia socioeconómica	6.042.373
Otros gastos de personal	20.016
Compra de bienes y servicios	10.883.594
Bienes de consumo	3.492.057
Servicios no personales	7.391.537
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.796.546
Al sector privado	1.796.546
Transferencias corrientes al sector privado	1.796.546
Directas a personas	1.476.400
Otras transferencias directas a personas	1.476.400
A instituciones sin fines de lucro	320.146
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.781.529**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.781.529**
RECURSOS PROPIOS DE CAPITAL	1.781.529
Ahorro en Cuenta Corriente	1.781.529
2.2 GASTOS DE CAPITAL	**1.781.529**
INVERSIÓN REAL DIRECTA	1.781.529
Formación bruta de capital Fijo	1.664.529
Maquinaria, equipos y otros bienes muebles	1.664.529
Bienes intangibles	117.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A1315

Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)

INSTITUTO UNIVERSITARIO LATINOAMERICANO DE AGROECOLOGÍA PAULO FREIRE (IALA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA) esta dirigido a la formación integral de estudiantes postulados por los movimientos sociales organizados de la región, y otras organizaciones agrarias de América Latina y El Caribe; su objetivo es formar para la transformación de la organización de la producción agropecuaria y el trabajo agrario, sustentados en el enfoque agroecológico, que permita el uso apropiado de la biodiversidad, a fin de alcanzar la soberanía alimentaria.

En este sentido, respondiendo a las nuevas exigencias de la realidad de nuestra Educación Universitaria, en su proceso de promover el nuevo modelo, ante los procesos de transformación socio-política imperante, el conocimiento pasa a jugar un papel relevante donde la formación integral de los valores históricos y la vinculación comunitaria, es la raíz del mismo.

Las características del nuevo ciudadano(a), están orientados al fortalecimiento de una visión integral de su mundo, donde sea capaz de profundizar, relacionar y contextualizar los conocimientos científicos y tecnológicos, junto a los saberes ancestrales y cotidianos.

De tal forma, las Instituciones del Sistema de Educación Universitaria, deben orientarse por estas pautas, a fin de construir sus directrices internas (misión, visión y valores), aplicar las estrategias y políticas adecuadas a las áreas de conocimientos del Instituto. El ámbito donde se desarrolla debe responder a las necesidades y demandas de cada uno de los estudiantes y la comunidad agregándoles los conocimientos necesarios para crear las estrategias indispensables, a fin de superar las situaciones y promover un desarrollo integral y sostenible en la comunidad.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**7.272.120**
INGRESOS CORRIENTES ORDINARIOS	7.272.120
TRANSFERENCIAS CORRIENTES	7.272.120
Transferencias corrientes del sector público	7.272.120
Transferencias corrientes internas recibidas del sector público	7.272.120
De la República	7.272.120
TOTAL RECURSOS	**7.272.120**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**6.798.001**
GASTOS DE CONSUMO	5.975.460
Remuneraciones	2.086.780
Sueldos, salarios y otras retribuciones	1.776.256
Aportes patronales	112.459
Prestaciones sociales y otras indemnizaciones	198.065
Compra de bienes y servicios	3.888.680
Bienes de consumo	405.530
Servicios no personales	3.483.150
TRANSFERENCIAS Y DONACIONES CORRIENTES	822.541
Al sector privado	822.541
Transferencias corrientes al sector privado	822.541
Otras transferencias corrientes internas al sector privado	822.541
GASTOS DE CAPITAL	**474.119**
INVERSIÓN REAL DIRECTA	474.119
Formación bruta de capital Fijo	474.119
Maquinaria, equipos y otros bienes muebles	474.119
TOTAL GASTOS	**7.272.120**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114535	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio Prestado			288		3.815.041			3.815.041
114619	Formación en Carreras	Matricula			288		982.494			982.494
TOTAL							4.797.535			4.797.535

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		1.104.286			1.104.286
02	Gestión Administrativa		1.370.299			1.370.299
TOTAL			2.474.585			2.474.585

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**14**	**24**		**38**	**964.368**		**964.368**
Directivo		3		3	120.060		120.060
Personal Administrativo	6	10		16	417.556		417.556
Personal Docente	8	11		19	426.752		426.752
TOTAL	**14**	**24**		**38**	**964.368**		**964.368**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	2.086.780
4.02	Materiales, suministros y mercancías	405.530
4.03	Servicios no personales	3.483.150
4.04	Activos reales	474.119
4.07	Transferencias y donaciones	822.541
	TOTAL	**7.272.120**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**7.272.120**
INGRESOS CORRIENTES ORDINARIOS	7.272.120
TRANSFERENCIAS CORRIENTES	7.272.120
Transferencias corrientes del sector público	7.272.120
Transferencias corrientes internas recibidas del sector público	7.272.120
De la República	7.272.120
Recursos Ordinarios	5.817.696
Gestión Fiscal	1.454.424
1.2 GASTOS CORRIENTES	**6.798.001**
GASTOS DE CONSUMO	5.975.460
Remuneraciones	2.086.780
Sueldos, salarios y otras retribuciones	1.776.256
Aportes patronales	112.459
Prestaciones sociales y otras indemnizaciones	198.065
Compra de bienes y servicios	3.888.680
Bienes de consumo	405.530
Servicios no personales	3.483.150
TRANSFERENCIAS Y DONACIONES CORRIENTES	822.541
Al sector privado	822.541
Transferencias corrientes al sector privado	822.541
Otras transferencias corrientes internas al sector privado	822.541
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**474.119**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**474.119**
RECURSOS PROPIOS DE CAPITAL	474.119
Ahorro en Cuenta Corriente	474.119
2.2 GASTOS DE CAPITAL	**474.119**
INVERSIÓN REAL DIRECTA	474.119
Formación bruta de capital Fijo	474.119
Maquinaria, equipos y otros bienes muebles	474.119
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A1322

Universidad Nacional Experimental de las Artes (UNEARTE)

UNIVERSIDAD NACIONAL EXPERIMENTAL DE LAS ARTES (UNEARTE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Universidad Nacional Experimental de las Artes (UNEARTE), fue creada en el año 2008, dentro del marco del Programa Alma Mater, surge con el fin de reivindicar los procesos relacionados con la intuición, imaginación, sensibilidad, sentimiento y emoción, como elementos fundamentales de la experiencia del arte; entendiendo que la enseñanza y la valoración de éstas son parte indispensable, en el proceso de construcción de ciudadanía con vocación humanista.

Su Misión es formar profesionales en el campo artístico, humanistas críticos, comprometidos con el país; creativos, participativos y protagónicos, sensibles ante los procesos de transformación social, capaces de enfrentar, desde el terreno artístico, los nuevos retos y cambios históricos, a través de una construcción colectiva, transdisciplinaria, democrática y de diálogo, que involucre a la comunidad universitaria y a todos los actores sociales, para hacer de la educación y el arte hechos sociales transformadores, con énfasis en la creación intelectual y cultural, el poder popular y la visión geoestratégica del desarrollo territorial.

UNEARTE, ofrece la posibilidad de desarrollar áreas de conocimiento vinculadas con las artes; convocar el talento humano necesario para enriquecer los programas de formación; conformar y vigorizar comunidades concentradas en la investigación; contribuir con el desarrollo profesional de los docentes; impulsar redes de innovación y mejoramiento de los programas académicos, producción de textos y materiales educativos, en el ámbito de las Artes Plásticas, la Danza, la Música, el Teatro y las Artes Audiovisuales.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**51.116.750**
INGRESOS CORRIENTES ORDINARIOS	51.116.750
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	700.000
Venta de otros bienes y servicios	700.000
TRANSFERENCIAS CORRIENTES	50.416.750
Transferencias corrientes del sector público	50.416.750
Transferencias corrientes internas recibidas del sector público	50.416.750
De la República	50.416.750
INGRESOS DE CAPITAL	**1.784.170**
RECURSOS PROPIOS DE CAPITAL	1.784.170
Incremento de la depreciación y amortización acumuladas	1.784.170
FUENTES DE FINANCIAMIENTO	**2.766.486**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.766.486
Disminución de otros activos financieros	2.766.486
Disminución de disponibilidades	1.103.600
Disminución de Bancos	1.103.600
Disminución de cuentas por cobrar a corto plazo	1.662.886
Disminución de otras cuentas por cobrar a corto plazo	1.662.886
TOTAL RECURSOS	**55.667.406**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**52.900.920**
GASTOS DE CONSUMO	48.902.889
Remuneraciones	39.269.347
Sueldos, salarios y otras retribuciones	12.760.536
Beneficios y complementos de sueldos y salarios	16.467.884
Aportes patronales	2.126.846
Prestaciones sociales y otras indemnizaciones	2.468.211
Asistencia socioeconómica	5.445.870
Compra de bienes y servicios	7.498.915
Bienes de consumo	787.337
Servicios no personales	6.711.578
Impuestos indirectos	350.457
Depreciación y amortización	1.784.170
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.998.031
Al sector privado	3.619.905
Transferencias corrientes al sector privado	3.577.905
Directas a personas	3.577.905
Pensiones y otros beneficios asociados	83.269
Jubilaciones y otros beneficios asociados	2.534.636
Otras transferencias directas a personas	960.000
Donaciones corrientes al sector privado	42.000
Donaciones a personas	42.000
Al sector público	378.126
Transferencias corrientes al sector público	378.126
A los entes descentralizados sin fines empresariales para sus gastos	378.126

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**2.766.486**
DISMINUCIÓN DE PASIVOS	2.766.486
Disminución de cuentas y efectos por pagar	2.730.486
Disminución de cuentas y efectos por pagar a corto plazo	2.730.486
Disminución de sueldos, salarios y otras remuneraciones por pagar	919.443
Disminución de aportes patronales y retenciones laborales por pagar	1.067.600
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	51.146
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	969.300
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	47.154
Disminución cuentas por pagar a contratistas a corto plazo	743.443
Disminución de otros pasivos	36.000
Disminución de fondos de terceros	36.000
Disminución de depósitos recibidos en garantía	36.000
TOTAL GASTOS	**55.667.406**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113760	Programas Nacionales de Formación	Matricula			2.294	6.618	5.427.855			5.434.473
113809	Formación en Carreras	Matricula			1.964		3.987.244			3.987.244
113821	Formación de Postgrado o Estudios Avanzados	Matricula			125		109.504			109.504
113833	Investigación, Innovación y Gestión del Conocimiento	Proyecto			265		2.926.228			2.926.228
113860	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	77.358	51.572	128.930		1.846.742			1.846.742
113872	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio			234.881		9.216.387			9.216.387
113885	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			55		3.997.146			3.997.146
113920	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			28.443		5.054.751			5.054.751
113959	Territorialización y Municipalización de la Educación Universitaria	Plan			11		958.257			958.257
TOTAL						**6.618**	**33.524.114**			**33.530.732**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		13.491.181			13.491.181
02	Gestión Administrativa	5.244.038	783.550			6.027.588
03	Previsión y Protección Social		2.617.905			2.617.905
TOTAL		**5.244.038**	**16.892.636**			**22.136.674**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**184**	**180**		**364**	**8.537.352**		**8.537.352**
Alto Nivel y de Dirección	21	8		29	1.076.832		1.076.832
Profesional y Técnico	76	27		103	2.493.216		2.493.216
Personal Administrativo	8	9		17	251.004		251.004
Personal Docente	48	61		109	3.142.140		3.142.140
Obrero	31	75		106	1.574.160		1.574.160
Personal Fijo a Tiempo Parcial	**28**	**53**		**81**	**1.019.484**		**1.019.484**
Personal Docente	28	53		81	1.019.484		1.019.484
Personal Contratado	**68**	**95**		**163**	**3.011.700**		**3.011.700**
Profesional y Técnico	31	24		55	1.204.764		1.204.764
Personal Administrativo	19	6		25	370.764		370.764
Personal Docente	10	15		25	582.780		582.780
Obrero	8	50		58	853.392		853.392
TOTAL	**280**	**328**		**608**	**12.568.536**		**12.568.536**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1**	**1**	**2**	**83.269**
Obreros	1	1	2	83.269
Jubilados	**23**	**11**	**34**	**2.534.636**
Alto Nivel y de Dirección	3	4	7	842.972
Obreros	1		1	41.629
Empleados	4	1	5	270.723
Docentes	15	6	21	1.379.312
TOTAL	**24**	**12**	**36**	**2.617.905**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	39.269.347
4.02	Materiales, suministros y mercancías	787.337
4.03	Servicios no personales	7.062.035
4.07	Transferencias y donaciones	3.998.031
4.08	Otros gastos	1.784.170
4.11	Disminución de pasivos	2.766.486
	TOTAL	**55.667.406**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**51.116.750**
INGRESOS CORRIENTES ORDINARIOS	51.116.750
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	700.000
Venta de otros bienes y servicios	700.000
TRANSFERENCIAS CORRIENTES	50.416.750
Transferencias corrientes del sector público	50.416.750
Transferencias corrientes internas recibidas del sector público	50.416.750
De la República	50.416.750
Recursos Ordinarios	37.812.562
Gestión Fiscal	12.604.188
1.2 GASTOS CORRIENTES	**52.900.920**
GASTOS DE CONSUMO	48.902.889
Remuneraciones	39.269.347
Sueldos, salarios y otras retribuciones	12.760.536
Beneficios y complementos de sueldos y salarios	16.467.884
Aportes patronales	2.126.846
Prestaciones sociales y otras indemnizaciones	2.468.211
Asistencia socioeconómica	5.445.870
Compra de bienes y servicios	7.498.915
Bienes de consumo	787.337
Servicios no personales	6.711.578
Impuestos indirectos	350.457
Depreciación y amortización	1.784.170
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.998.031
Al sector privado	3.619.905
Transferencias corrientes al sector privado	3.577.905
Directas a personas	3.577.905
Pensiones y otros beneficios asociados	83.269
Jubilaciones y otros beneficios asociados	2.534.636
Otras transferencias directas a personas	960.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Donaciones corrientes al sector privado	42.000
Donaciones a personas	42.000
Al sector público	378.126
Transferencias corrientes al sector público	378.126
A los entes descentralizados sin fines empresariales para sus gastos	378.126
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.784.170)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**0**
Desahorro en Cuenta Corriente	(1.784.170)
Incremento de la depreciación y amortización acumuladas	1.784.170
2.2 GASTOS DE CAPITAL	**0**
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.766.486**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.766.486
Disminución de otros activos financieros	2.766.486
Disminución de disponibilidades	1.103.600
Disminución de Bancos	1.103.600
Disminución de cuentas por cobrar a corto plazo	1.662.886
Disminución de otras cuentas por cobrar a corto plazo	1.662.886
3.2 APLICACIONES FINANCIERAS	**2.766.486**
DISMINUCIÓN DE PASIVOS	2.766.486
Disminución de cuentas y efectos por pagar	2.730.486
Disminución de cuentas y efectos por pagar a corto plazo	2.730.486
Disminución de sueldos, salarios y otras remuneraciones por pagar	919.443
Disminución de aportes patronales y retenciones laborales por pagar	1.067.600
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	51.146

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	969.300
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	47.154
Disminución cuentas por pagar a contratistas a corto plazo	743.443
Disminución de otros pasivos	36.000
Disminución de fondos de terceros	36.000
Disminución de depósitos recibidos en garantía	36.000

A1350

Universidad Bolivariana de Trabajadores "Jesús Rivero"

UNIVERSIDAD BOLIVARIANA DE TRABAJADORES "JESÚS RIVERO"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Presupuesto de la Universidad Bolivariana de Trabajadores "Jesús Rivero" (UBTJR), ha sido adecuado a la gestión de los proyectos encaminados a dar cumplimiento a las políticas de desarrollo económico social de la Nación, contenidas en el Plan Nacional Simón Bolívar, Primer Proyecto Socialista 2007-2013.

Las actividades académicas de la Universidad están fundamentadas en la fusión del estudio, el trabajo y la investigación en los centros de producción, cuyo fin es la soberanía tecnológica, las mismas son costeadas por las empresas cuyos trabajadores se constituyen en la UBTJR y la cuota asignada por el Ejecutivo.

Los costos de los proyectos de formación, serán responsabilidad de las empresas y el recurso humano será atendido, en función a lo establecido en la Ley de Universidades y el Marco Jurídico vigente en la materia.

En virtud de las nuevas exigencias de la realidad de nuestra Educación Universitaria, en su proceso de promover el nuevo modelo, ante la transformación socio política imperante, el conocimiento pasa a jugar un papel relevante en el acontecer revolucionario socialista, donde la formación integral de los valores históricos y la vinculación comunitaria, es la raíz del mismo.

Las características del nuevo ciudadano (a), están orientadas al fortalecimiento de una visión integral de su mundo, donde sea capaz de profundizar, relacionar y contextualizar los conocimientos científicos y tecnológicos, junto a los saberes ancestrales y cotidianos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**1.500.000**
INGRESOS CORRIENTES ORDINARIOS	1.500.000
TRANSFERENCIAS CORRIENTES	1.500.000
Transferencias corrientes del sector público	1.500.000
Transferencias corrientes internas recibidas del sector público	1.500.000
De la República	1.500.000
TOTAL RECURSOS	**1.500.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**1.500.000**
GASTOS DE CONSUMO	1.500.000
Remuneraciones	1.424.790
Sueldos, salarios y otras retribuciones	1.424.790
Compra de bienes y servicios	75.210
Bienes de consumo	24.330
Servicios no personales	50.880
TOTAL GASTOS	**1.500.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115055	Programas nacionales de formación	Alumno Atendido	2.989	1.994	4.983		1.050.000			1.050.000
TOTAL							1.050.000			1.050.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		427.290			427.290
02	Gestión Administrativa		22.710			22.710
TOTAL			450.000			450.000

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**13**	**5**	**10**	**28**	**687.000**		**687.000**
Personal Administrativo	2	2	10	14	231.264		231.264
Personal Docente	11			11	455.736		455.736
TOTAL	**13**	**5**	**10**	**28**	**687.000**		**687.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	1.424.790
4.02	Materiales, suministros y mercancías	24.330
4.03	Servicios no personales	50.880
	TOTAL	**1.500.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.500.000**
INGRESOS CORRIENTES ORDINARIOS	1.500.000
TRANSFERENCIAS CORRIENTES	1.500.000
Transferencias corrientes del sector público	1.500.000
Transferencias corrientes internas recibidas del sector público	1.500.000
De la República	1.500.000
Recursos Ordinarios	1.125.000
Gestión Fiscal	375.000
1.2 GASTOS CORRIENTES	**1.500.000**
GASTOS DE CONSUMO	1.500.000
Remuneraciones	1.424.790
Sueldos, salarios y otras retribuciones	1.424.790
Compra de bienes y servicios	75.210
Bienes de consumo	24.330
Servicios no personales	50.880
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	**0**

A1364

Universidad Politécnica Territorial del Alto Apure Pedro Camejo

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ALTO APURE PEDRO CAMEJO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Universidad Politécnica Territorial del Alto Apure Pedro Camejo, nace según Gaceta Oficial Extraordinaria de la República Bolivariana de Venezuela N° 5.987, de fecha 16 de julio de 2010, con sede en el Estado Apure, en el marco de la Misión Alma Mater, como Universidad Nacional Experimental.

La Universidad, tiene como encargo social contribuir activamente al desarrollo endógeno integral y sustentable en su área de influencia territorial, con la participación activa y permanente del poder popular, abarcando múltiples campos de estudio, bajo enfoques inter y transdisciplinarios, para abordar los problemas y retos de su contexto territorial, de acuerdo con las necesidades del pueblo a partir de las realidades geo-históricas, culturales, sociales y productivas, ayudando a conformar un nueva geopolítica nacional.

La Universidad se dispondrá a promover el desarrollo local a través de actividades académicas mejoradas y la realización de actividades de extensión universitaria o vinculación social; generando frutos importantes como el estudio de necesidades en las comunidades, el asesoramiento en conjunto con los consejos comunales en cuanto a la elaboración de proyectos, planes de desarrollo sustentable actividades productivas, apoyo a través de servicios de maquinaria e implementos agrícolas para la producción, entre otros.

La actividad principal de la Universidad será desarrollar una formación integral de alto nivel, en estrecha relación con las comunidades, vinculada a los problemas, retos y proyectos en el contexto territorial, en la lucha por la erradicación de todas las formas de opresión, explotación, dominación y discriminación.

Para el año 2012, realizará los siguientes proyectos, con el objeto de afianzarse como una de las mejores casas de estudio del país:

- Carreras Cortas
- Programa Nacional de Formación
- Formación de Postgrado
- Intercambio del conocimiento con la sociedad
- Generación, Divulgación y Aplicación del Conocimiento
- Fortalecimiento y Desarrollo de la Gestión Científica, Tecnológica y Humanística
- Apoyo a la Misión Sucre
- Captación, Permanencia y Atención Integral del Estudiante
- Desarrollo y Mantenimiento de la Infraestructura y Bienes Nacionales

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**26.763.327**
INGRESOS CORRIENTES ORDINARIOS	26.763.327
TRANSFERENCIAS CORRIENTES	26.763.327
Transferencias corrientes del sector público	26.763.327
Transferencias corrientes internas recibidas del sector público	26.763.327
De la República	26.763.327
FUENTES DE FINANCIAMIENTO	**136.526**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	136.526
Disminución de otros activos financieros	136.526
Disminución de disponibilidades	136.526
Disminución de Bancos	136.526
TOTAL RECURSOS	**26.899.853**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**26.429.367**
GASTOS DE CONSUMO	23.988.642
Remuneraciones	15.829.274
Sueldos, salarios y otras retribuciones	7.082.495
Beneficios y complementos de sueldos y salarios	4.072.466
Aportes patronales	1.231.681
Prestaciones sociales y otras indemnizaciones	1.071.219
Asistencia socioeconómica	1.319.013
Otros gastos de personal	1.052.400
Compra de bienes y servicios	8.159.368
Bienes de consumo	1.651.523
Servicios no personales	6.507.845
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.440.725
Al sector privado	2.240.000
Transferencias corrientes al sector privado	2.240.000
Otras transferencias corrientes internas al sector privado	2.240.000
Al sector público	200.725
Transferencias corrientes al sector público	200.725
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	200.725
GASTOS DE CAPITAL	**333.960**
INVERSIÓN REAL DIRECTA	333.960
Formación bruta de capital Fijo	333.960
Maquinaria, equipos y otros bienes muebles	330.960
Construcciones de bienes de dominio privado	3.000
APLICACIONES FINANCIERAS	**136.526**
DISMINUCIÓN DE PASIVOS	136.526
Disminución de cuentas y efectos por pagar	136.526
Disminución de cuentas y efectos por pagar a corto plazo	136.526
Disminución de sueldos, salarios y otras remuneraciones por pagar	34.560
Disminución de aportes patronales y retenciones laborales por pagar	13.061

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	13.061
Disminución cuentas por pagar a proveedores a corto plazo	88.905
TOTAL GASTOS	**26.899.853**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114297	Programa Nacional de Formación	Alumno Atendido			1.910		9.595.679			9.595.679
114353	Investigación, Innovación y Gestión del Conocimiento	Investigación			6		240.000			240.000
114359	Sistema de Recursos para la Formación e Intercambio Académico	Alumno Atendido	700	1.100	1.800		563.570			563.570
114369	Sistema de Apoyo al Desarrollo Estudiantil	Alumno Atendido	764	1.146	1.910		6.400.325			6.400.325
114384	Intercambio y Gestión del conocimiento con la sociedad	Evento			1.000		200.000			200.000
114389	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			30.000		3.039.731			3.039.731
114428	Territorialización y Municipalización de la Educación Universitaria	Plan			12		150.000			150.000
TOTAL							20.189.305			20.189.305

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		5.193.864			5.193.864
02	Gestión Administrativa	136.526	1.380.158			1.516.684
TOTAL		136.526	6.574.022			6.710.548

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**13**	**9**		**22**	**657.552**	**148.663**	**806.215**
Alto Nivel y de Dirección	1	5		6	254.688	148.663	403.351
Profesional y Técnico	11	4		15	382.296		382.296
Personal Administrativo	1			1	20.568		20.568
Personal Contratado	**57**	**77**	**17**	**151**	**4.720.574**		**4.720.574**
Profesional y Técnico	16	8	1	25	633.852		633.852
Personal Administrativo	5		1	6	123.408		123.408
Personal Docente	30	45	14	89	3.249.470		3.249.470
Obrero	6	24	1	31	713.844		713.844
TOTAL	**70**	**86**	**17**	**173**	**5.378.126**	**148.663**	**5.526.789**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	15.829.274
4.02	Materiales, suministros y mercancías	1.651.523
4.03	Servicios no personales	6.507.845
4.04	Activos reales	333.960
4.07	Transferencias y donaciones	2.440.725
4.11	Disminución de pasivos	136.526
	TOTAL	**26.899.853**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**26.763.327**
INGRESOS CORRIENTES ORDINARIOS	26.763.327
TRANSFERENCIAS CORRIENTES	26.763.327
Transferencias corrientes del sector público	26.763.327
Transferencias corrientes internas recibidas del sector público	26.763.327
De la República	26.763.327
Recursos Ordinarios	21.410.662
Gestión Fiscal	5.352.665
1.2 GASTOS CORRIENTES	**26.429.367**
GASTOS DE CONSUMO	23.988.642
Remuneraciones	15.829.274
Sueldos, salarios y otras retribuciones	7.082.495
Beneficios y complementos de sueldos y salarios	4.072.466
Aportes patronales	1.231.681
Prestaciones sociales y otras indemnizaciones	1.071.219
Asistencia socioeconómica	1.319.013
Otros gastos de personal	1.052.400
Compra de bienes y servicios	8.159.368
Bienes de consumo	1.651.523
Servicios no personales	6.507.845
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.440.725
Al sector privado	2.240.000
Transferencias corrientes al sector privado	2.240.000
Otras transferencias corrientes internas al sector privado	2.240.000
Al sector público	200.725
Transferencias corrientes al sector público	200.725
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	200.725
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**333.960**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**333.960**
RECURSOS PROPIOS DE CAPITAL	333.960
Ahorro en Cuenta Corriente	333.960
2.2 GASTOS DE CAPITAL	**333.960**
INVERSIÓN REAL DIRECTA	333.960
Formación bruta de capital Fijo	333.960
Maquinaria, equipos y otros bienes muebles	330.960
Construcciones de bienes de dominio privado	3.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**136.526**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	136.526
Disminución de otros activos financieros	136.526
Disminución de disponibilidades	136.526
Disminución de Bancos	136.526
3.2 APLICACIONES FINANCIERAS	**136.526**
DISMINUCIÓN DE PASIVOS	136.526
Disminución de cuentas y efectos por pagar	136.526
Disminución de cuentas y efectos por pagar a corto plazo	136.526
Disminución de sueldos, salarios y otras remuneraciones por pagar	34.560
Disminución de aportes patronales y retenciones laborales por pagar	13.061
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	13.061
Disminución cuentas por pagar a proveedores a corto plazo	88.905

A1365

Universidad Politécnica Territorial del Estado Barinas José Félix Ribas

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO BARINAS JOSÉ FÉLIX RIBAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Universidad Politécnica Territorial del Estado Barinas "José Félix Ribas", es un instrumento del pueblo barinés para contribuir a su desarrollo integral y sustentable, en el marco de la construcción del socialismo bolivariano, a través de la formación integral de alto nivel en el área de Producción Agroalimentaria, Construcción Civil, Electricidad y Mecánica, para la generación y apropiación social del conocimiento y la vinculación activa con proyectos de desarrollo, empresas socialistas y comunidades, en función de las líneas estratégicas del Proyecto Nacional Simón Bolívar.

Esta universidad tiene como encargo social, contribuir activamente al desarrollo endógeno integral y sustentable en su área de influencia territorial, abordando los problemas y retos de su contexto de territorialidad, de acuerdo con las necesidades del pueblo, a partir de las realidades geohistóricas, culturales, sociales y productivas, ayudando a conformar una nueva geopolítica nacional.

Con una matrícula estudiantil de 2.200 atendidos por 146 Docentes, 101 Administrativos y 23 Obreros. La comunidad estudiantil es atendida con los beneficios de: servicios médicos y odontológicos, transporte, becas, auxiliarías de servicios y ayudas eventuales.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	30.511.592
TRANSFERENCIAS CORRIENTES	30.511.592
Transferencias corrientes del sector público	30.511.592
Transferencias corrientes internas recibidas del sector público	30.511.592
De la República	30.511.592
FUENTES DE FINANCIAMIENTO	**500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	500.000
Disminución de otros activos financieros	500.000
Disminución de disponibilidades	500.000
Disminución de Bancos	500.000
TOTAL RECURSOS	**31.011.592**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**30.776.868**
GASTOS DE CONSUMO	30.040.718
Remuneraciones	26.726.765
Sueldos, salarios y otras retribuciones	9.355.155
Beneficios y complementos de sueldos y salarios	5.842.616
Aportes patronales	1.349.796
Prestaciones sociales y otras indemnizaciones	1.504.579
Asistencia socioeconómica	3.553.833
Otros gastos de personal	5.120.786
Compra de bienes y servicios	3.313.953
Bienes de consumo	535.382
Servicios no personales	2.778.571
TRANSFERENCIAS Y DONACIONES CORRIENTES	736.150
Al sector privado	699.150
Transferencias corrientes al sector privado	695.400
Directas a personas	654.400
Otras transferencias directas a personas	654.400
Otras transferencias corrientes internas al sector privado	41.000
Donaciones corrientes al sector privado	3.750
Donaciones a personas	3.750
Al sector público	37.000
Transferencias corrientes al sector público	37.000
A los entes descentralizados sin fines empresariales para sus gastos	37.000
GASTOS DE CAPITAL	**54.724**
INVERSIÓN REAL DIRECTA	54.724
Formación bruta de capital Fijo	54.724
Maquinaria, equipos y otros bienes muebles	54.724

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**180.000**
DISMINUCIÓN DE PASIVOS	180.000
Disminución de cuentas y efectos por pagar	180.000
Disminución de cuentas y efectos por pagar a corto plazo	180.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	180.000
TOTAL GASTOS	**31.011.592**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115147	Investigación, Innovación y Gestión del Conocimiento	Proyecto Ejecutado			347		54.344			54.344
115176	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			20		50.000			50.000
115204	Sistema de Apoyo al Desarrollo Estudiantil.	Plan			1		2.056.761			2.056.761
115257	Formación de Postgrado o Estudios Avanzados	Estudiante			190		55.000			55.000
115298	Territorialización y municipalización de la educación universitaria	Plan			3		842.846			842.846
115351	Programas Nacionales de Formación	Plan			1		13.738.626			13.738.626
115409	Desarrollo y mantenimiento de infraestructura física	Plan			1		3.442.468			3.442.468
115626	Sistema de recursos para formación e intercambio académico	Usuario	770	1.430	2.200		120.000			120.000
	TOTAL						**20.360.045**			**20.360.045**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		9.610.728			9.610.728
02	Gestión Administrativa	500.000	540.819			1.040.819
	TOTAL	**500.000**	**10.151.547**			**10.651.547**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**30**	**27**	**23**	**80**	**2.157.764**	**7.164**	**2.164.928**
Alto Nivel y de Dirección	1	5		6	303.708		303.708
Profesional y Técnico	24	5	8	37	964.260	7.164	971.424
Personal Administrativo	2	5	3	10	223.488		223.488
Personal Docente	1	1		2	128.976		128.976
Obrero	2	11	12	25	537.332		537.332
Personal Contratado	**80**	**108**	**22**	**210**	**7.197.391**		**7.197.391**
Profesional y Técnico	25	11		36	936.889		936.889
Personal Administrativo	12	2	4	18	377.856		377.856
Personal Docente	34	86	18	138	5.493.252		5.493.252
Obrero	9	9		18	389.394		389.394
TOTAL	**110**	**135**	**45**	**290**	**9.355.155**	**7.164**	**9.362.319**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	26.726.765
4.02	Materiales, suministros y mercancías	535.382
4.03	Servicios no personales	2.778.571
4.04	Activos reales	54.724
4.07	Transferencias y donaciones	736.150
4.11	Disminución de pasivos	180.000
	TOTAL	**31.011.592**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**30.511.592**
INGRESOS CORRIENTE ORDINARIO	30.511.592
TRANSFERENCIAS CORRIENTES	30.511.592
Transferencias corrientes del sector público	30.511.592
Transferencias corrientes internas recibidas del sector público	30.511.592
De la República	30.511.592
Recursos Ordinarios	24.409.274
Gestión Fiscal	6.102.318
1.2 GASTOS CORRIENTES	**30.776.868**
GASTOS DE CONSUMO	30.040.718
Remuneraciones	26.726.765
Sueldos, salarios y otras retribuciones	9.355.155
Beneficios y complementos de sueldos y salarios	5.842.616
Aportes patronales	1.349.796
Prestaciones sociales y otras indemnizaciones	1.504.579
Asistencia socioeconómica	3.553.833
Otros gastos de personal	5.120.786
Compra de bienes y servicios	3.313.953
Bienes de consumo	535.382
Servicios no personales	2.778.571
TRANSFERENCIAS Y DONACIONES CORRIENTES	736.150
Al sector privado	699.150
Transferencias corrientes al sector privado	695.400
Directas a personas	654.400
Otras transferencias directas a personas	654.400
Otras transferencias corrientes internas al sector privado	41.000
Donaciones corrientes al sector privado	3.750
Donaciones a personas	3.750
Al sector público	37.000
Transferencias corrientes al sector público	37.000
A los entes descentralizados sin fines empresariales para sus gastos	37.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(265.276)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(265.276)**
RECURSOS PROPIOS DE CAPITAL	(265.276)
Desahorro en Cuenta Corriente	(265.276)
2.2 GASTOS DE CAPITAL	**54.724**
INVERSIÓN REAL DIRECTA	54.724
Formación bruta de capital Fijo	54.724
Maquinaria, equipos y otros bienes muebles	54.724
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(320.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	500.000
Disminución de otros activos financieros	500.000
Disminución de disponibilidades	500.000
Disminución de Bancos	500.000
3.2 APLICACIONES FINANCIERAS	**500.000**
DISMINUCIÓN DE PASIVOS	180.000
Disminución de cuentas y efectos por pagar	180.000
Disminución de cuentas y efectos por pagar a corto plazo	180.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	180.000
DÉFICIT FINANCIERO	320.000

A1366

Universidad Politécnica Territorial de Barlovento Argelia Laya

UNIVERSIDAD POLITÉCNICA TERRITORIAL DE BARLOVENTO ARGELIA LAYA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Universidad nace, según decreto en Gaceta Oficial Extraordinaria de la República Bolivariana de Venezuela Nº 5.987 y Decreto Nº 7.568, de fecha 16 de julio de 2010, con sede en la Región de Barlovento, en el marco de la Misión Alma Mater, como Universidad Nacional Experimental, con personalidad jurídica y patrimonio propio distinto al de la República Bolivariana de Venezuela. La Universidad desarrollará sedes con proyectos y programas académicos de formación intelectual, desarrollo tecnológico, innovación, asesoría y vinculación social en el territorio Barloventeño, mediante la articulación de la Misión Sucre y a través de alianzas con otras instituciones de educación universitaria y otras de la administración pública y privada.

En atención a los oficios N° DM-0-2011-2324, de fecha 27 de septiembre de 2011, emitido por MPPEU/OPSU, a través de la Oficina de Planificación y Presupuesto, contentivo de la cuota presupuestada asignada a esta casa de estudios, la cual es de Bs. 41.810.935, los cuales se recibirán por recursos ordinarios Bs. 33.448.748 y por gestión fiscal Bs. 8.362.187. En tal sentido, Bs. 36.911.677 equivalente al 88,8% de lo asignado corresponde a la partida de gastos de personal del personal activos, jubilados y pensionados, donde la diferencia de Bs. 4.899.758, equivalente a 11,7% será destinado para cubrir becas estudiantiles y gastos de funcionamiento.

Debido al proceso de transición decretado en la Gaceta Oficial 39.511 de la República Bolivariana de Venezuela, Resolución Nº 630 de fecha 16 de septiembre de 2010, de acuerdo con las líneas impartidas por el Ministerio del Poder Popular para la Educación Universitaria, estará direccionado por un Consejo Directivo Provisional, el cual tiene dentro de sus objetivos elaborar el Proyecto de Reglamento de Organización y Funcionamiento, así como el Plan de Desarrollo Institucional. Tipificado dentro de un conjunto de aspectos señalado dentro del artículo 16 de la Gaceta Oficial Nº 5.987 de fecha 16 de Julio de 2010. Numerales 1 al 7.

Cabe destacar, que en el marco de la educación, la universidad brinda apoyo a la Misión Sucre, con los espacios físicos, infraestructura, materiales, mobiliarios y equipos. Para iniciar el funcionamiento, de la Universidad Politécnica Territorial "Argelia Laya", se espera atender para el año fiscal 2012 una matrícula de 8.868 estudiantes, donde 4.168 (2.600 femenino y 1.568 masculino) corresponden a la Misión Sucre es decir, un 51,3% a nivel de la región de Barlovento. Y la Universidad contempla una matrícula de 4.700 (2.428 femenino y 1.527 masculinos), es decir un 48,7% de la población estudiantil. Además de ofrecer las becas estudiantiles en sus diferentes modalidades, así como otros servicios a los estudiantes.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**41.810.935**
INGRESOS CORRIENTES ORDINARIOS	41.810.935
TRANSFERENCIAS CORRIENTES	41.810.935
Transferencias corrientes del sector público	41.810.935
Transferencias corrientes internas recibidas del sector público	41.810.935
De la República	41.810.935
TOTAL RECURSOS	**41.810.935**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**41.810.935**
GASTOS DE CONSUMO	39.506.395
Remuneraciones	35.975.137
Sueldos, salarios y otras retribuciones	16.239.133
Beneficios y complementos de sueldos y salarios	8.534.923
Aportes patronales	1.987.750
Prestaciones sociales y otras indemnizaciones	2.884.437
Asistencia socioeconómica	5.180.894
Otros gastos de personal	1.148.000
Compra de bienes y servicios	3.531.258
Bienes de consumo	954.494
Servicios no personales	2.576.764
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.304.540
Al sector privado	2.304.540
Transferencias corrientes al sector privado	2.304.540
Directas a personas	2.304.540
Pensiones y otros beneficios asociados	287.321
Jubilaciones y otros beneficios asociados	1.368.719
Otras transferencias directas a personas	648.500
TOTAL GASTOS	**41.810.935**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114109	Programas Nacionales de Formación	Matricula			4.700		8.336.416			8.336.416
114193	Formación en Carrera	Matricula			800		13.971.972			13.971.972
114233	Sistema de Recursos para la Formación e Intercambio	Usuario Atendido	2.250	1.760	4.010		521.617			521.617
114308	Sistema de Apoyo al Desarrollo Estudiantil	Alumno Atendido	2.250	1.760	4.010		3.179.453			3.179.453
114326	Desarrollo y Mantenimiento de la Infraestructura	Plan			4		6.215.867			6.215.867
114327	Investigación, Innovación y Gestión del Conocimiento	Investigación			54		270.957			270.957
114461	Intercambio del Conocimiento con la Sociedad	Servicio			160		1.510.133			1.510.133
114764	Territorialización y Municipalización de la Educación Universitaria	Proyecto			6		50.000			50.000
TOTAL							34.056.415			34.056.415

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		4.698.722			4.698.722
02	Gestión Administrativa		1.399.758			1.399.758
03	Previsión y Protección Social		1.656.040			1.656.040
TOTAL			7.754.520			7.754.520

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**67**	**75**		**142**	**4.781.736**		**4.781.736**
Alto Nivel y de Dirección	3	3		6	248.280		248.280
Profesional y Técnico	25	11		36	988.812		988.812
Personal Administrativo	8			8	183.588		183.588
Personal Docente	15	15		30	1.906.800		1.906.800
Obrero	16	46		62	1.454.256		1.454.256
Personal Contratado	**121**	**154**		**275**	**6.584.036**		**6.584.036**
Profesional y Técnico	25	3		28	1.076.430		1.076.430
Personal Administrativo	6	4		10	322.874		322.874
Personal Docente	63	93		156	4.187.687		4.187.687
Obrero	27	54		81	997.045		997.045
TOTAL	**188**	**229**		**417**	**11.365.772**		**11.365.772**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados		**4**	**4**	**287.321**
Docentes		4	4	287.321
Jubilados	**7**	**7**	**14**	**1.368.719**
Docentes	7	7	14	1.368.719
TOTAL	**7**	**11**	**18**	**1.656.040**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	35.975.137
4.02	Materiales, suministros y mercancías	954.494
4.03	Servicios no personales	2.576.764
4.07	Transferencias y donaciones	2.304.540
	TOTAL	**41.810.935**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**41.810.935**
INGRESOS CORRIENTES ORDINARIOS	41.810.935
TRANSFERENCIAS CORRIENTES	41.810.935
Transferencias corrientes del sector público	41.810.935
Transferencias corrientes internas recibidas del sector público	41.810.935
De la República	41.810.935
Recursos Ordinarios	33.448.748
Gestión Fiscal	8.362.187
1.2 GASTOS CORRIENTES	**41.810.935**
GASTOS DE CONSUMO	39.506.395
Remuneraciones	35.975.137
Sueldos, salarios y otras retribuciones	16.239.133
Beneficios y complementos de sueldos y salarios	8.534.923
Aportes patronales	1.987.750
Prestaciones sociales y otras indemnizaciones	2.884.437
Asistencia socioeconómica	5.180.894
Otros gastos de personal	1.148.000
Compra de bienes y servicios	3.531.258
Bienes de consumo	954.494
Servicios no personales	2.576.764
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.304.540
Al sector privado	2.304.540
Transferencias corrientes al sector privado	2.304.540
Directas a personas	2.304.540
Pensiones y otros beneficios asociados	287.321
Jubilaciones y otros beneficios asociados	1.368.719
Otras transferencias directas a personas	648.500
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	**0**

A1367

Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO LARA ANDRÉS ELOY BLANCO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco, persigue ser una universidad de excelencia en la generación de conocimientos producto de la gestión/actividad de investigación y de extensión, en estrecha correspondencia con la sociedad del conocimiento y la cultura de la ciencia que existe en el siglo XXI, destina los recursos presupuestarios hacia el fortalecimiento institucional en el mercado ocupacional, dando cumplimiento a las diferentes normativas legales en la formación de profesional a corto/mediano plazo, con un nivel de conciencia que le permita asumir sus responsabilidades en una sociedad de iguales.

En este sentido, la Universidad busca consolidar la ampliación de la plataforma tecnológica comunicacional, creando las bases para la incorporación a futuro de la Educación a Distancia.

La creación y funcionamiento de la Misión Alma Mater, exige a las instituciones de Educación Universitaria, un reajuste académico administrativo, con la finalidad de proporcionar la base necesaria de una Educación Socialista. La Suprema felicidad social orienta las acciones a una transformación de la realidad educativa tales como: adecuar el sistema educativo al modelo productivo socialista, fortalecer e incentivar la investigación en el proceso educativo, desarrollar la educación intercultural bilingüe, garantizar el acceso al conocimiento para universalizar la educación universitaria con pertinencia social.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**173.745.258**
INGRESOS CORRIENTES ORDINARIOS	173.745.258
TRANSFERENCIAS CORRIENTES	173.745.258
Transferencias corrientes del sector público	173.745.258
Transferencias corrientes internas recibidas del sector público	173.745.258
De la República	173.745.258
FUENTES DE FINANCIAMIENTO	**100.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	100.000
Disminución de otros activos financieros	100.000
Disminución de disponibilidades	100.000
Disminución de Bancos	100.000
TOTAL RECURSOS	**173.845.258**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**173.585.258**
GASTOS DE CONSUMO	135.204.851
Remuneraciones	124.618.944
Sueldos, salarios y otras retribuciones	36.191.847
Beneficios y complementos de sueldos y salarios	41.390.087
Aportes patronales	7.263.402
Prestaciones sociales y otras indemnizaciones	19.378.203
Asistencia socioeconómica	20.395.405
Compra de bienes y servicios	10.585.907
Bienes de consumo	4.780.249
Servicios no personales	5.805.658
TRANSFERENCIAS Y DONACIONES CORRIENTES	38.380.407
Al sector privado	38.380.407
Transferencias corrientes al sector privado	38.380.407
Directas a personas	38.380.407
Pensiones y otros beneficios asociados	1.075.827
Jubilaciones y otros beneficios asociados	34.075.091
Otras transferencias directas a personas	3.229.489
GASTOS DE CAPITAL	**160.000**
INVERSIÓN REAL DIRECTA	160.000
Formación bruta de capital Fijo	160.000
Maquinaria, equipos y otros bienes muebles	160.000
APLICACIONES FINANCIERAS	**100.000**
DISMINUCIÓN DE PASIVOS	100.000
Disminución de cuentas y efectos por pagar	100.000
Disminución de cuentas y efectos por pagar a corto plazo	100.000
Disminución de aportes patronales y retenciones laborales por pagar	100.000
Disminución de otras retenciones laborales por pagar	100.000
TOTAL GASTOS	**173.845.258**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115458	Programas nacionales formación	Matricula			9.652		40.240.608			40.240.608
115492	Formación en carrera	Matricula			5.946		28.762.570			28.762.570
115506	Formación de postgrado o estudios avanzados	Matricula			1.030		745.103			745.103
115508	Investigación, innovación y gestión del conocimiento	Investigación			24		860.642			860.642
115518	Sistema de recursos para la formación e intercambio académico	Usuario	16.300	16.300	32.600		4.788.236			4.788.236
115522	Sistemas de apoyo al desarrollo estudiantil	Servicio			40		13.045.053			13.045.053
115524	Intercambio y gestión del conocimiento con la sociedad	Comunidad			2.608		3.295.709			3.295.709
115538	Desarrollo y mantenimiento de infraestructura física	Metro Cuadrado			79.600		17.403.879			17.403.879
115624	Territorialización y municipalización de la educación universitaria	Plan			4		549.791			549.791
TOTAL							109.691.591			109.691.591

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		27.353.334			27.353.334
02	Gestión Administrativa	100.000	1.549.415			1.649.415
03	Previsión y Protección Social		35.150.918			35.150.918
TOTAL		100.000	64.053.667			64.153.667

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**242**	**159**	**72**	**473**	**16.524.493**		**16.524.493**
Directivo	3	2	.	5	303.684		303.684
Profesional y Técnico	55	26	15	96	2.522.082		2.522.082
Personal Administrativo	55	12	14	81	1.677.132		1.677.132
Personal Docente	91	57		148	8.809.483		8.809.483
Obrero	38	62	43	143	3.212.112		3.212.112
Personal Contratado	**419**	**307**		**726**	**19.171.030**		**19.171.030**
Directivo	1			1	26.220		26.220
Profesional y Técnico	106	58		164	4.139.532		4.139.532
Personal Administrativo	29	10		39	825.048		825.048
Personal Docente	270	224		494	13.585.066		13.585.066
Obrero	13	15		28	595.164		595.164
TOTAL	**661**	**466**	**72**	**1.199**	**35.695.523**		**35.695.523**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**26**		**26**	**1.075.828**
Obreros	1		1	52.598
Empleados	3		3	111.602
Docentes	22		22	911.628
Jubilados	**109**	**146**	**255**	**34.075.091**
Obreros	19	31	50	3.460.334
Docentes	90	115	205	30.614.757
TOTAL	**135**	**146**	**281**	**35.150.919**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	124.618.944
4.02	Materiales, suministros y mercancías	4.780.249
4.03	Servicios no personales	5.805.658
4.04	Activos reales	160.000
4.07	Transferencias y donaciones	38.380.407
4.11	Disminución de pasivos	100.000
	TOTAL	**173.845.258**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**173.745.258**
INGRESOS CORRIENTES ORDINARIOS	173.745.258
TRANSFERENCIAS CORRIENTES	173.745.258
Transferencias corrientes del sector público	173.745.258
Transferencias corrientes internas recibidas del sector público	173.745.258
De la República	173.745.258
Recursos Ordinarios	138.996.206
Gestión Fiscal	34.749.052
1.2 GASTOS CORRIENTES	**173.585.258**
GASTOS DE CONSUMO	135.204.851
Remuneraciones	124.618.944
Sueldos, salarios y otras retribuciones	36.191.847
Beneficios y complementos de sueldos y salarios	41.390.087
Aportes patronales	7.263.402
Prestaciones sociales y otras indemnizaciones	19.378.203
Asistencia socioeconómica	20.395.405
Compra de bienes y servicios	10.585.907
Bienes de consumo	4.780.249
Servicios no personales	5.805.658
TRANSFERENCIAS Y DONACIONES CORRIENTES	38.380.407
Al sector privado	38.380.407
Transferencias corrientes al sector privado	38.380.407
Directas a personas	38.380.407
Pensiones y otros beneficios asociados	1.075.827
Jubilaciones y otros beneficios asociados	34.075.091
Otras transferencias directas a personas	3.229.489
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**160.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**160.000**
RECURSOS PROPIOS DE CAPITAL	160.000
Ahorro en Cuenta Corriente	160.000
2.2 GASTOS DE CAPITAL	**160.000**
INVERSIÓN REAL DIRECTA	160.000
Formación bruta de capital Fijo	160.000
Maquinaria, equipos y otros bienes muebles	160.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**100.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	100.000
Disminución de otros activos financieros	100.000
Disminución de disponibilidades	100.000
Disminución de Bancos	100.000
3.2 APLICACIONES FINANCIERAS	**100.000**
DISMINUCIÓN DE PASIVOS	100.000
Disminución de cuentas y efectos por pagar	100.000
Disminución de cuentas y efectos por pagar a corto plazo	100.000
Disminución de aportes patronales y retenciones laborales por pagar	100.000
Disminución de otras retenciones laborales por pagar	100.000

A1368

Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL NORTE DEL TÁCHIRA MANUELA SÁENZ

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Consciente de su responsabilidad social la Universidad Politécnica Territorial del Norte del Táchira Manuela Sáenz, ha decidido mirar a su interior con el fin de autoanalizarse, para luego proyectarse a través de una planificación lo más ajustada a su misión Institucional. En tal sentido, busca concretar el documento fundamentado en la Constitución de la Republica Bolivariana de Venezuela, el Plan para el Desarrollo Social de la Nación 2007-2013, la administración de los Programas Nacionales de Formación, Ley de Ciencia, Tecnología e Innovación, además de los Objetivos Estratégicos e Institucionales, los cuales conlleva como política fundamental, la Municipalización de la Educación Universitaria, basada en la filosofía del aprender haciendo, inclusión social y servicio comunal aspectos estos de suma importancia que orientarán su gestión en los próximos años hacia la mejora de la calidad y pertinencia social.

La misión fundamental de la Universidad, es la de ser una institución de carácter público que tiene como tarea fundamental formar integralmente a profesionales en las áreas de agroalimentación, industrial y ambiente, con énfasis en el trabajo creador, productivo y autónomo. A lo largo del período de preparación, los estudiantes serán formados, con gran sensibilidad humana, espíritu emprendedor, compromiso social, conciencia ecológica, con profundos valores éticos, patrióticos y democráticos. Estas cualidades permitirán a los profesionales guiar de la mejor manera sus vidas y la de sus semejantes, resolver los problemas científicos, técnicos, económicos y sociales propios del contexto además de contribuir a elevar la calidad de vida personal, familiar, comunitaria y ambiental.

Su visión es consolidarse como una institución de educación universitaria de excelencia académica, con la participación de la comunidad universitaria y actores sociales protagónica de una formación integral y liberadora de cada hombre y cada mujer, a la vez, propulsar de la transformación socio-cultural y política orientada por los principios del desarrollo endógeno- sustentable, equidad, justicia social, soberanía nacional, paz y bien común.

OBJETIVOS:

- Fomentar la educación integral del futuro profesional universitario, con un claro compromiso social, ético y político, bajo valores de cooperación, solidaridad y justicia social.
- Contribuir con la atención del estudiante garantizando el ingreso, las condiciones para el desempeño estudiantil y una adecuada atención para mejorar los niveles de prosecución.
- Vincular a las comunidades con el ejercicio profesional a lo largo de todo el proyecto formativo así como fomentar promover y difundir las expresiones y representaciones de los diversos ámbitos del ser humano: intelectual, cultural y deportivo.
- Promover la preservación de la planta física, a través, del mantenimiento y conservación de los espacios físicos y mantenimiento de los bienes nacionales.
- Proponer una gestión académico-administrativa eficaz y eficiente, capaz de generar conocimiento y cumplir con la normativa vigente.
- Optimizar las actividades estratégicas, por medio de los planes establecidos, con la finalidad de responder a los proyectos productivos.
- Desarrollar una estrecha vinculación con las comunidades y realidades ambientales y geográficas como el hecho real de que estamos en un estado evidentemente fronterizo.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**15.566.812**
INGRESOS CORRIENTES ORDINARIOS	15.566.812
TRANSFERENCIAS CORRIENTES	15.566.812
Transferencias corrientes del sector público	15.566.812
Transferencias corrientes internas recibidas del sector público	15.566.812
De la República	15.566.812
FUENTES DE FINANCIAMIENTO	**900.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	900.000
Disminución de otros activos financieros	900.000
Disminución de disponibilidades	900.000
Disminución de caja	900.000
TOTAL RECURSOS	**16.466.812**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**15.525.812**
GASTOS DE CONSUMO	12.964.061
Remuneraciones	9.991.359
Sueldos, salarios y otras retribuciones	3.413.588
Beneficios y complementos de sueldos y salarios	3.792.963
Aportes patronales	921.775
Prestaciones sociales y otras indemnizaciones	668.918
Asistencia socioeconómica	682.015
Otros gastos de personal	512.100
Compra de bienes y servicios	2.972.702
Bienes de consumo	642.500
Servicios no personales	2.330.202
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.546.751
Al sector privado	2.430.000
Transferencias corrientes al sector privado	2.310.000
Directas a personas	2.310.000
Otras transferencias directas a personas	2.310.000
Donaciones corrientes al sector privado	120.000
Donaciones a personas	120.000
Al sector público	116.751
Transferencias corrientes al sector público	116.751
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	116.751
OTROS GASTOS CORRIENTES	15.000
Indemnizaciones y sanciones pecuniarias	15.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	15.000
GASTOS DE CAPITAL	**41.000**
INVERSIÓN REAL DIRECTA	41.000
Formación bruta de capital Fijo	41.000
Maquinaria, equipos y otros bienes muebles	41.000
APLICACIONES FINANCIERAS	**900.000**
DISMINUCIÓN DE PASIVOS	900.000
Disminución de cuentas y efectos por pagar	900.000
Disminución de cuentas y efectos por pagar a corto plazo	400.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de sueldos, salarios y otras remuneraciones por pagar	400.000
Disminución de cuentas y efectos por pagar a mediano y largo plazo	500.000
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	500.000
TOTAL GASTOS	**16.466.812**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113709	Programas Nacionales de Formación	Matricula			1.560		6.372.234			6.372.234
113719	Formación en Carreras	Matricula			400		872.053			872.053
113838	Sistema de Recursos para la Formación e intercambio académico	Usuario Atendido	780	780	1.560		11.320			11.320
113871	Sistema de apoyo al desarrollo estudiantil	Servicio			1.560		2.989.751			2.989.751
113882	Intercambio y gestión del conocimiento con la sociedad	Plan			20		447.000			447.000
113928	Desarrollo y mantenimiento de la infraestructura física	Metro Cuadrado			90		597.751			597.751
113951	Territorialización y municipalización de la educación universitaria	Plan			9		34.500			34.500
TOTAL							**11.324.609**			**11.324.609**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		2.934.972			2.934.972
02	Gestión Administrativa	900.000	1.307.231			2.207.231
TOTAL		**900.000**	**4.242.203**			**5.142.203**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo		**6**		**6**	**161.936**		**161.936**
Alto Nivel y de Dirección		6		6	161.936		161.936
Personal Contratado	**37**	**59**		**96**	**3.251.652**		**3.251.652**
Directivo		3		3	144.540		144.540
Personal Administrativo	15	15		30	790.040		790.040
Personal Docente	22	41		63	2.317.072		2.317.072
TOTAL	**37**	**65**		**102**	**3.413.588**		**3.413.588**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	9.991.359
4.02	Materiales, suministros y mercancías	642.500
4.03	Servicios no personales	2.330.202
4.04	Activos reales	41.000
4.07	Transferencias y donaciones	2.546.751
4.08	Otros gastos	15.000
4.11	Disminución de pasivos	900.000
	TOTAL	**16.466.812**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**15.566.812**
INGRESOS CORRIENTES ORDINARIOS	15.566.812
TRANSFERENCIAS CORRIENTES	15.566.812
Transferencias corrientes del sector público	15.566.812
Transferencias corrientes internas recibidas del sector público	15.566.812
De la República	15.566.812
Recursos Ordinarios	12.453.450
Gestión Fiscal	3.113.362
1.2 GASTOS CORRIENTES	**15.525.812**
GASTOS DE CONSUMO	12.964.061
Remuneraciones	9.991.359
Sueldos, salarios y otras retribuciones	3.413.588
Beneficios y complementos de sueldos y salarios	3.792.963
Aportes patronales	921.775
Prestaciones sociales y otras indemnizaciones	668.918
Asistencia socioeconómica	682.015
Otros gastos de personal	512.100
Compra de bienes y servicios	2.972.702
Bienes de consumo	642.500
Servicios no personales	2.330.202
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.546.751
Al sector privado	2.430.000
Transferencias corrientes al sector privado	2.310.000
Directas a personas	2.310.000
Otras transferencias directas a personas	2.310.000
Donaciones corrientes al sector privado	120.000
Donaciones a personas	120.000
Al sector público	116.751
Transferencias corrientes al sector público	116.751
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	116.751
OTROS GASTOS CORRIENTES	15.000
Indemnizaciones y sanciones pecuniarias	15.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	15.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**41.000**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**41.000**
RECURSOS PROPIOS DE CAPITAL	41.000
Ahorro en Cuenta Corriente	41.000
2.2 GASTOS DE CAPITAL	**41.000**
INVERSIÓN REAL DIRECTA	41.000
Formación bruta de capital Fijo	41.000
Maquinaria, equipos y otros bienes muebles	41.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**900.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	900.000
Disminución de otros activos financieros	900.000
Disminución de disponibilidades	900.000
Disminución de caja	900.000
3.2 APLICACIONES FINANCIERAS	**900.000**
DISMINUCIÓN DE PASIVOS	900.000
Disminución de cuentas y efectos por pagar	900.000
Disminución de cuentas y efectos por pagar a corto plazo	400.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	400.000
Disminución de cuentas y efectos por pagar a mediano y largo plazo	500.000
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	500.000

A1369

Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa

UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO ARAGUA FEDERICO BRITO FIGUEROA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Universidad Politécnica Territorial del Estado Aragua "Federico Brito Figueroa" se crea mediante el Decreto N° 7.566 en la Gaceta Oficial de la República Bolivariana de Venezuela Extraordinaria N° 5.987, en el marco de la Misión Alma Mater, como Universidad Nacional Experimental, con personalidad jurídica y patrimonio propio, con sede inicial en la ciudad de la Victoria. La Universidad desarrollará proyectos, y programas académicos de formación, creación intelectual, desarrollo tecnológico, innovación, asesoría y vinculación social en todo el Estado Aragua, mediante la articulación con la Misión Sucre, a través de alianzas con otras instituciones de educación universitaria.

Tiene como misión, contribuir a la formación de un profesional de carácter humanista, en las diferentes áreas del conocimiento, atendiendo la vocación, centrado en principios y valores universales, con sensibilidad social, ambiental, ecológica e identidad regional, nacional, latinoamericana y caribeña, en función del desarrollo endógeno para la transformación y el mejoramiento de la calidad de vida de los ciudadanos y ciudadanas.

La Universidad Politécnica, garantizará la continuidad, permanencia, prosecución de los estudiantes del Instituto Universitario de Tecnología de la Victoria, que actualmente están cursando estudios de Técnico Superior Universitario, así como la transferencia de personal y garantía de los derechos laborales, continuidad de los procesos de concursos para el personal docente.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**100.129.440**
INGRESOS CORRIENTES ORDINARIOS	100.129.440
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	573.736
Venta de otros bienes y servicios	573.736
TRANSFERENCIAS CORRIENTES	99.555.704
Transferencias corrientes del sector público	99.555.704
Transferencias corrientes internas recibidas del sector público	99.555.704
De la República	99.555.704
FUENTES DE FINANCIAMIENTO	**1.200.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.200.000
Disminución de otros activos financieros	1.200.000
Disminución de disponibilidades	1.200.000
Disminución de caja	1.200.000
TOTAL RECURSOS	**101.329.440**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**97.163.440**
GASTOS DE CONSUMO	80.414.852
Remuneraciones	65.742.609
Sueldos, salarios y otras retribuciones	29.242.394
Beneficios y complementos de sueldos y salarios	16.805.087
Aportes patronales	5.275.154
Prestaciones sociales y otras indemnizaciones	7.146.163
Asistencia socioeconómica	6.151.511
Otros gastos de personal	1.122.300
Compra de bienes y servicios	14.672.243
Bienes de consumo	3.056.243
Servicios no personales	11.616.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	16.748.588
Al sector privado	16.001.920
Transferencias corrientes al sector privado	16.001.920
Directas a personas	16.001.920
Pensiones y otros beneficios asociados	1.340.112
Jubilaciones y otros beneficios asociados	7.868.624
Otras transferencias directas a personas	6.793.184
Al sector público	746.668
Transferencias corrientes al sector público	746.668
A los entes descentralizados sin fines empresariales para sus gastos	746.668
GASTOS DE CAPITAL	**2.966.000**
INVERSIÓN REAL DIRECTA	2.966.000
Formación bruta de capital fijo	2.966.000
Maquinaria, equipos y otros bienes muebles	2.966.000
APLICACIONES FINANCIERAS	**1.200.000**
DISMINUCIÓN DE PASIVOS	1.200.000
Disminución de cuentas y efectos por pagar	1.200.000
Disminución de cuentas y efectos por pagar a corto plazo	1.200.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	200.000
Disminución de aportes patronales y retenciones laborales por pagar	630.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	100.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	50.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	50.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	300.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	5.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	50.000
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	15.000
Disminución de otras retenciones laborales por pagar	50.000
Disminución cuentas por pagar a proveedores a corto plazo	370.000
TOTAL GASTOS	**101.329.440**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113869	Programas Nacionales de Formación	Matrícula			9.172		33.931.981			33.931.981
113887	Formación en Carreras	Matrícula			478		1.655.486			1.655.486
113944	Formación de Postgrado o Estudios Avanzados	Matrícula			442	573.736	260.359			834.095
114063	Investigación, Innovación y Gestión del Conocimiento	Investigación			7		1.088.680			1.088.680
114083	Sistema de Recursos para la Formación e Intercambio Académico	Usuario	7.199	12.451	19.650		4.505.960			4.505.960
114089	Desarrollo y Mantenimiento de Infraestructura Física	Metro Cuadrado			29.876		11.172.933			11.172.933
114093	Territorialización y Municipalización de la Educación Universitaria	Plan			1		140.000			140.000
114112	Intercambio y Gestión del Conocimiento con la Sociedad	Comunidad			1.221		2.124.444			2.124.444
114115	Sistemas de Apoyo al Desarrollo Estudiantil	Servicio Prestado			15.175		17.645.498			17.645.498
TOTAL						**573.736**	**72.525.341**			**73.099.077**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		11.950.200			11.950.200
02	Gestión Administrativa	1.200.000	5.177.243			6.377.243
03	Previsión y Protección Social		9.902.920			9.902.920
TOTAL		**1.200.000**	**27.030.363**			**28.230.363**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**183**	**162**		**345**	**10.402.418**	**9.000**	**10.411.418**
Alto Nivel y de Dirección	1	4		5	300.828		300.828
Profesional y Técnico	50	17		67	1.696.825	9.000	1.705.825
Personal Administrativo	54	17		71	1.560.527		1.560.527
Personal Docente	14	49		63	3.666.208		3.666.208
Obrero	64	75		139	3.178.030		3.178.030
Personal Fijo a Tiempo Parcial	**5**	**8**		**13**	**138.954**		**138.954**
Profesional y Técnico	5	4		9	58.914		58.914
Personal Docente		4		4	80.040		80.040
Personal Contratado	**166**	**207**		**373**	**11.066.370**		**11.066.370**
Directivo		1		1	40.020		40.020
Profesional y Técnico	5	4		9	167.207		167.207
Personal Administrativo	10	15		25	464.463		464.463
Personal Docente	145	170		315	9.869.823		9.869.823
Obrero	6	17		23	524.857		524.857
TOTAL	**354**	**377**		**731**	**21.607.742**	**9.000**	**21.616.742**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**8**	**17**	**25**	**1.016.272**
Obreros	3	6	9	213.753
Empleados	4	5	9	332.667
Docentes	1	6	7	469.852
Jubilados	**28**	**56**	**84**	**5.429.219**
Obreros	11	8	19	543.833
Docentes	17	48	65	4.885.386
TOTAL	**36**	**73**	**109**	**6.445.491**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	65.742.609
4.02	Materiales, suministros y mercancías	3.056.243
4.03	Servicios no personales	11.616.000
4.04	Activos reales	2.966.000
4.07	Transferencias y donaciones	16.748.588
4.11	Disminución de pasivos	1.200.000
	TOTAL	**101.329.440**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**100.129.440**
INGRESOS CORRIENTES ORDINARIOS	100.129.440
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	573.736
Venta de otros bienes y servicios	573.736
TRANSFERENCIAS CORRIENTES	99.555.704
Transferencias corrientes del sector público	99.555.704
Transferencias corrientes internas recibidas del sector público	99.555.704
De la República	99.555.704
Recursos Ordinarios	79.644.563
Gestión Fiscal	19.911.141
1.2 GASTOS CORRIENTES	**97.163.440**
GASTOS DE CONSUMO	80.414.852
Remuneraciones	65.742.609
Sueldos, salarios y otras retribuciones	29.242.394
Beneficios y complementos de sueldos y salarios	16.805.087
Aportes patronales	5.275.154
Prestaciones sociales y otras indemnizaciones	7.146.163
Asistencia socioeconómica	6.151.511
Otros gastos de personal	1.122.300
Compra de bienes y servicios	14.672.243
Bienes de consumo	3.056.243
Servicios no personales	11.616.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	16.748.588
Al sector privado	16.001.920
Transferencias corrientes al sector privado	16.001.920
Directas a personas	16.001.920
Pensiones y otros beneficios asociados	1.340.112
Jubilaciones y otros beneficios asociados	7.868.624
Otras transferencias directas a personas	6.793.184
Al sector público	746.668
Transferencias corrientes al sector público	746.668

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
A los entes descentralizados sin fines empresariales para sus gastos	746.668
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.966.000**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.966.000**
RECURSOS PROPIOS DE CAPITAL	2.966.000
Ahorro en Cuenta Corriente	2.966.000
2.2 GASTOS DE CAPITAL	**2.966.000**
INVERSIÓN REAL DIRECTA	2.966.000
Formación bruta de capital fijo	2.966.000
Maquinaria, equipos y otros bienes muebles	2.966.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.200.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.200.000
Disminución de otros activos financieros	1.200.000
Disminución de disponibilidades	1.200.000
Disminución de caja	1.200.000
3.2 APLICACIONES FINANCIERAS	**1.200.000**
DISMINUCIÓN DE PASIVOS	1.200.000
Disminución de cuentas y efectos por pagar	1.200.000
Disminución de cuentas y efectos por pagar a corto plazo	1.200.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	200.000
Disminución de aportes patronales y retenciones laborales por pagar	630.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	100.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto de Previsión Social del Ministerio de Educación (Ipasme)	10.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	50.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	50.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	300.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	5.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	50.000
Disminución de aportes patronales y retenciones laborales por pagar por pensión alimenticia	15.000
Disminución de otras retenciones laborales por pagar	50.000
Disminución cuentas por pagar a proveedores a corto plazo	370.000

36
Ministerio del Poder Popular para la Comunicación y la Información

Ministerio del Poder Popular para la Comunicación y la Información

A0079	Servicio Autónomo Imprenta Nacional y Gaceta Oficial
A0468	Fundación Televisora Venezolana Social (TEVES)
A0474	Fundación Premio Nacional de Periodismo
A0490	Fundación Ávila TV
A1601	Fundación El Correo del Orinoco

A0079

Servicio Autónomo Imprenta Nacional y Gaceta Oficial

SERVICIO AUTÓNOMO IMPRENTA NACIONAL Y GACETA OFICIAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Servicio Autónomo Imprenta Nacional y Gaceta Oficial, ente adscrito al Ministerio del Poder Popular para la Comunicación y la Información, es el encargado de imprimir diariamente la Gaceta Oficial e igualmente cualquier otro material gráfico, demandado por el Estado, orientado a la consolidación de la nueva ética y moral, promovida por el proceso bolivariano, que radica en los principios de igualdad, solidaridad, desarrollo colectivo, fraternidad y en general, los valores socialistas planteados en el Proyecto Nacional Simón Bolívar 2007-2013.

Esta Institución, está comprometida a satisfacer las necesidades y demandas del Estado, en materia de impresión grafica, a través de una organización identificada con los valores y principios de honestidad, transparencia y calidad humana, ofreciendo bajos costos y alta calidad, garantizando así el acceso de la población al conocimiento y brindando todo el apoyo necesario, a la difusión del libro y el hábito a la lectura, de todos los ciudadanos y ciudadanas del país.

Para el ejercicio fiscal 2012, el Servicio orientará su línea de acción hacia la ejecución de un proyecto denominado "Impresión de Material Gráfico Ajustado al Nuevo Enfoque de la Ética Socialista", con un tiraje de 23.631.000 ejemplares.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**82.300.410**
INGRESOS CORRIENTES ORDINARIOS	82.300.410
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	68.030.410
Venta de bienes	68.030.410
Ingresos por la venta de publicaciones oficiales y formularios	68.030.410
INGRESOS DE OPERACIÓN	100.000
Otros ingresos de operación	100.000
INGRESOS DE LA PROPIEDAD	170.000
Intereses	170.000
Intereses internos	170.000
Intereses por depósitos	170.000
TRANSFERENCIAS CORRIENTES	14.000.000
Transferencias corrientes del sector público	14.000.000
Transferencias corrientes internas recibidas del sector público	14.000.000
De la República	14.000.000
INGRESOS DE CAPITAL	**1.769.600**
RECURSOS PROPIOS DE CAPITAL	1.769.600
Incremento de la depreciación y amortización acumuladas	1.769.600
FUENTES DE FINANCIAMIENTO	**19.230.400**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	19.230.400
Disminución de otros activos financieros	19.230.400
Disminución de disponibilidades	19.230.400
Disminución de caja	19.230.400
TOTAL RECURSOS	**103.300.410**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**91.368.095**
GASTOS DE CONSUMO	85.105.838
Remuneraciones	40.779.698
Sueldos, salarios y otras retribuciones	5.014.538
Beneficios y complementos de sueldos y salarios	16.629.344
Aportes patronales	2.092.687
Prestaciones sociales y otras indemnizaciones	1.978.791
Asistencia socioeconómica	15.064.338
Compra de bienes y servicios	42.556.540
Bienes de consumo	26.209.755
Servicios no personales	16.346.785
Depreciación y amortización	1.769.600
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.262.257
Al sector privado	6.262.257
Transferencias corrientes al sector privado	6.262.257
Directas a personas	5.962.257
Pensiones y otros beneficios asociados	909.119
Jubilaciones y otros beneficios asociados	5.053.138
Otras transferencias corrientes internas al sector privado	300.000
GASTOS DE CAPITAL	**11.182.315**
INVERSIÓN REAL DIRECTA	11.182.315
Formación bruta de capital fijo	10.958.315
Maquinaria, equipos y otros bienes muebles	10.958.315
Bienes intangibles	224.000
APLICACIONES FINANCIERAS	**750.000**
DISMINUCIÓN DE PASIVOS	750.000
Disminución de cuentas y efectos por pagar	750.000
Disminución de cuentas y efectos por pagar a corto plazo	750.000
Disminución cuentas por pagar a proveedores a corto plazo	750.000
TOTAL GASTOS	**103.300.410**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114.908	Impresión de Material Gráfico Ajustado al Enfoque de la Nueva Ética Socialista	Ejemplar			23.631.000	66.341.596	8.000.000			74.341.596
TOTAL						**66.341.596**	**8.000.000**			**74.341.596**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	6.376.468	3.940.000			10.316.468
02	Gestión Administrativa	10.418.089	60.000			10.478.089
03	Previsión y Protección Social	3.962.257	2.000.000			5.962.257
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	2.202.000				2.202.000
TOTAL		**22.958.814**	**6.000.000**			**28.958.814**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**49**	**87**	**24**	**160**	**3.385.389**	**147.892**	**3.533.281**
Directivo		1		1	21.482		21.482
Profesional y Técnico	2		11	13	254.863	10.541	265.404
Administrativo	3		13	16	386.388	6.624	393.012
Obrero	44	86		130	2.722.656	130.727	2.853.383
Personal Contratado	**22**	**44**		**66**	**1.620.149**		**1.620.149**
Profesional y Técnico	3	4		7	130.056		130.056
Administrativo	19	13		32	790.178		790.178
Obrero		27		27	699.915		699.915
TOTAL	**71**	**131**	**24**	**226**	**5.005.538**	**147.892**	**5.153.430**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**9**	**3**	**12**	**909.119**
Obrero	6	1	7	563.654
Empleado	3	2	5	345.465
Jubilados	**24**	**42**	**66**	**5.053.138**
Obrero	18	40	58	3.234.008
Empleado	6	2	8	1.819.130
TOTAL	**33**	**45**	**78**	**5.962.257**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	40.779.698
4.02	Materiales, suministros y mercancías	26.209.755
4.03	Servicios no personales	16.346.785
4.04	Activos reales	11.182.315
4.07	Transferencias y donaciones	6.262.257
4.08	Otros gastos	1.769.600
4.11	Disminución de pasivos	750.000
	TOTAL	**103.300.410**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**82.300.410**
INGRESOS CORRIENTES ORDINARIOS	82.300.410
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	68.030.410
Venta de bienes	68.030.410
Ingresos por la venta de publicaciones oficiales y formularios	68.030.410
INGRESOS DE OPERACIÓN	100.000
Otros ingresos de operación	100.000
INGRESOS DE LA PROPIEDAD	170.000
Intereses	170.000
Intereses internos	170.000
Intereses por depósitos	170.000
TRANSFERENCIAS CORRIENTES	14.000.000
Transferencias corrientes del sector público	14.000.000
Transferencias corrientes internas recibidas del sector público	14.000.000
De la República (Ministerio del Poder Popular para la Comunicación y la Información)	14.000.000
Recursos Ordinarios	14.000.000
1.2 GASTOS CORRIENTES	**91.368.095**
GASTOS DE CONSUMO	85.105.838
Remuneraciones	40.779.698
Sueldos, salarios y otras retribuciones	5.014.538
Beneficios y complementos de sueldos y salarios	16.629.344
Aportes patronales	2.092.687
Prestaciones sociales y otras indemnizaciones	1.978.791
Asistencia socioeconómica	15.064.338
Compra de bienes y servicios	42.556.540
Bienes de consumo	26.209.755
Servicios no personales	16.346.785
Depreciación y amortización	1.769.600
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.262.257
Al sector privado	6.262.257
Transferencias corrientes al sector privado	6.262.257

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Directas a personas	5.962.257
Pensiones y otros beneficios asociados	909.119
Jubilaciones y otros beneficios asociados	5.053.138
Otras transferencias corrientes internas al sector privado	300.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(9.067.685)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(7.298.085)**
RECURSOS PROPIOS DE CAPITAL	(7.298.085)
Desahorro en cuenta corriente	(9.067.685)
Incremento de la depreciación y amortización acumuladas	1.769.600
2.2 GASTOS DE CAPITAL	**11.182.315**
INVERSIÓN REAL DIRECTA	11.182.315
Formación bruta de capital fijo	10.958.315
Maquinaria, equipos y otros bienes muebles	10.958.315
Bienes intangibles	224.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(18.480.400)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**19.230.400**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	19.230.400
Disminución de otros activos financieros	19.230.400
Disminución de disponibilidades	19.230.400
Disminución de caja	19.230.400
3.2 APLICACIONES FINANCIERAS	**19.230.400**
DISMINUCIÓN DE PASIVOS	750.000
Disminución de cuentas y efectos por pagar	750.000
Disminución de cuentas y efectos por pagar a corto plazo	750.000
Disminución cuentas por pagar a proveedores a corto plazo	750.000
DÉFICIT FINANCIERO	18.480.400

A0468

Fundación Televisora Venezolana Social (TEVES)

FUNDACIÓN TELEVISORA VENEZOLANA SOCIAL (TEVES)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Televisora Venezolana Social (TEVES), cuya creación fue autorizada mediante Decreto N° 5.349 de fecha 11 de mayo de 2007, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.681 de la misma fecha, tiene como función operar un canal de servicio público en señal abierta, con el fin de ofrecer una programación cultural, educativa y de recreación, que impulse el proceso de construcción de un nuevo imaginario y una nueva conciencia en nuestro pueblo, vinculada a la transformación de la sociedad venezolana.

Para tal fin, TEVES tiene como objetivos, entre otros:

- Servir de plataforma a la difusión de la Producción Audiovisual Nacional Independiente.
- Proyectar los logros y avances del pueblo venezolano en la construcción de su soberanía.
- Fomentar los valores de la Constitución de la República Bolivariana de Venezuela, la identidad nacional y la integración latinoamericana y caribeña.

El Sistema Nacional de Medios Públicos y TEVES, apoyarán los logros deportivos, que se expresen a través de la política de "Revolución Deportiva", mediante la transmisión de los eventos donde participen atletas y selecciones nacionales, así como eventos deportivos de interés para nuestro país.

Cabe destacar que al ser TEVES una Fundación, su presupuesto no estará conformado sólo por los recursos otorgados por el Ejecutivo Nacional, sino que financia una parte significativa de sus operaciones, mediante, ingresos propios, a través de la comercialización y ventas de espacios publicitarios.

Con el financiamiento otorgado (para el logro de su misiones, objetivos y metas), TEVES difundirá contenidos de estreno y mantendrá la señal al aire en un equivalente de 7.462 horas, durante todo el año 2012. Esto es fundamental, para ofrecer a los usuarios y usuarias de la televisión social pública, una programación de altura, donde se complementen las horas de programación, con la garantía de una señal de calidad, al tiempo de optimizar los recursos otorgados para tal fin.

En tal sentido, para el ejercicio 2012, se plantea la tarea de una televisión inteligente, llena de valores positivos, para ofrecer un proyecto social y pedagógico cuyos contenidos programáticos, contribuyan a formar colectivamente usuarios, con una conciencia comunicacional de responsabilidad social nacional. Un cambio de mirada, que enfoque la gestión institucional en acciones estratégicas y prioritarias, de intervención y participación social, en concordancia con los lineamientos y políticas de nuestros entes rectores y evaluadores, pero fundamentalmente, sobre las orientaciones del Plan de Desarrollo Económico y Social de la Nación-Primer Plan Socialista 2007-2013.

Los recursos asignados para el año 2012, estarán orientados al proyecto "Fortalecimiento de la Producción y Difusión de la Programación de la Televisora Venezolana Social en la Transformación de la Patria Nueva", cuyo objetivo se centra en garantizar los procesos básicos de difusión de contenidos, operaciones técnicas y administración, que permitan el funcionamiento del canal y la generación de una programación cultural y de entretenimiento, alternativa a la televisión comercial, que abarque diversos temas, dirigidos a la familia y al pueblo venezolano en general, y que promueva valores esenciales de convivencia, solidaridad, respeto al soberano e identidad cultural, entre otros, abarcando un total de 7.462 horas de difusión de programas audiovisuales, que conforman la estructura de programación de la Fundación TEVES.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**38.000.000**
INGRESOS CORRIENTES ORDINARIOS	38.000.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	17.000.000
Venta de otros bienes y servicios	17.000.000
TRANSFERENCIAS CORRIENTES	21.000.000
Transferencias corrientes del sector público	21.000.000
Transferencias corrientes internas recibidas del sector público	21.000.000
De la República	21.000.000
INGRESOS DE CAPITAL	**1.365.798**
RECURSOS PROPIOS DE CAPITAL	1.365.798
Incremento de la depreciación y amortización acumuladas	1.365.798
FUENTES DE FINANCIAMIENTO	**22.773.937**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	22.773.937
Disminución de otros activos financieros	22.773.937
Disminución de disponibilidades	14.521.910
Disminución de bancos	14.521.910
Disminución de cuentas por cobrar a corto plazo	8.252.027
Disminución de cuentas comerciales por cobrar a corto plazo	8.252.027
TOTAL RECURSOS	**62.139.735**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**58.180.399**
GASTOS DE CONSUMO	58.180.274
Remuneraciones	39.103.887
Sueldos, salarios y otras retribuciones	17.852.840
Beneficios y complementos de sueldos y salarios	6.060.696
Aportes patronales	2.322.728
Prestaciones sociales y otras indemnizaciones	2.834.294
Asistencia socioeconómica	9.903.329
Otros gastos de personal	130.000
Compra de bienes y servicios	15.454.568
Bienes de consumo	1.954.123
Servicios no personales	13.500.445
Impuestos indirectos	2.256.021
Depreciación y amortización	1.365.798
TRANSFERENCIAS Y DONACIONES CORRIENTES	125
Al sector público	125
Transferencias corrientes al sector público	125
A los entes descentralizados sin fines empresariales para sus gastos	125
GASTOS DE CAPITAL	**3.869.336**
INVERSIÓN REAL DIRECTA	3.869.336
Formación bruta de capital fijo	1.137.500
Maquinaria, equipos y otros bienes muebles	1.137.500
Bienes intangibles	2.731.836
APLICACIONES FINANCIERAS	**90.000**
DISMINUCIÓN DE PASIVOS	90.000
Disminución de cuentas y efectos por pagar	90.000
Disminución de cuentas y efectos por pagar a corto plazo	90.000
Disminución cuentas por pagar a proveedores a corto plazo	90.000
TOTAL GASTOS	**62.139.735**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115.154	Fortalecimiento de la Producción y Difusión de la Programación de la Televisora Venezolana Social en la Transformación de la Patria Nueva	Hora			7.462	22.227.410	21.000.000			43.227.410
	TOTAL					22.227.410	21.000.000			**43.227.410**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	14.559.325				14.559.325
02	Gestión Administrativa	4.353.000				4.353.000
	TOTAL	**18.912.325**				**18.912.325**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1**			**1**	**79.062**		**79.062**
Directivo	1			1	79.062		79.062
Personal Contratado	**77**	**212**		**289**	**12.491.544**		**12.491.544**
Profesional y Técnico	66	180		246	10.569.691		10.569.691
Administrativo	6	1		7	919.104		919.104
Obrero	5	31		36	1.002.749		1.002.749
TOTAL	**78**	**212**		**290**	**12.570.606**		**12.570.606**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	39.103.887
4.02	Materiales, suministros y mercancías	1.954.123
4.03	Servicios no personales	15.756.466
4.04	Activos reales	3.869.336
4.07	Transferencias y donaciones	125
4.08	Otros gastos	1.365.798
4.11	Disminución de pasivos	90.000
	TOTAL	**62.139.735**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**38.000.000**
INGRESOS CORRIENTES ORDINARIOS	38.000.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	17.000.000
Venta de otros bienes y servicios	17.000.000
TRANSFERENCIAS CORRIENTES	21.000.000
Transferencias corrientes del sector público	21.000.000
Transferencias corrientes internas recibidas del sector público	21.000.000
De la República (Ministerio del Poder Popular para la Comunicación y la Información)	21.000.000
Recursos Ordinarios	21.000.000
1.2 GASTOS CORRIENTES	**58.180.399**
GASTOS DE CONSUMO	58.180.274
Remuneraciones	39.103.887
Sueldos, salarios y otras retribuciones	17.852.840
Beneficios y complementos de sueldos y salarios	6.060.696
Aportes patronales	2.322.728
Prestaciones sociales y otras indemnizaciones	2.834.294
Asistencia socioeconómica	9.903.329
Otros gastos de personal	130.000
Compra de bienes y servicios	15.454.568
Bienes de consumo	1.954.123
Servicios no personales	13.500.445
Impuestos indirectos	2.256.021
Depreciación y amortización	1.365.798
TRANSFERENCIAS Y DONACIONES CORRIENTES	125
Al sector público	125
Transferencias corrientes al sector público	125
A los entes descentralizados sin fines empresariales para sus gastos	125
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(20.180.399)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(18.814.601)**
RECURSOS PROPIOS DE CAPITAL	(18.814.601)
Desahorro en cuenta corriente	(20.180.399)
Incremento de la depreciación y amortización acumuladas	1.365.798
2.2 GASTOS DE CAPITAL	**3.869.336**
INVERSIÓN REAL DIRECTA	3.869.336
Formación bruta de capital fijo	1.137.500
Maquinaria, equipos y otros bienes muebles	1.137.500
Bienes intangibles	2.731.836
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(22.683.937)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**22.773.937**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	22.773.937
Disminución de otros activos financieros	22.773.937
Disminución de disponibilidades	14.521.910
Disminución de bancos	14.521.910
Disminución de cuentas por cobrar a corto plazo	8.252.027
Disminución de cuentas comerciales por cobrar a corto plazo	8.252.027
3.2 APLICACIONES FINANCIERAS	**22.773.937**
DISMINUCIÓN DE PASIVOS	90.000
Disminución de cuentas y efectos por pagar	90.000
Disminución de cuentas y efectos por pagar a corto plazo	90.000
Disminución cuentas por pagar a proveedores a corto plazo	90.000
DÉFICIT FINANCIERO	22.683.937

A0474

Fundación Premio Nacional de Periodismo

FUNDACIÓN PREMIO NACIONAL DE PERIODISMO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La creación de la Fundación Premio Nacional de Periodismo, fue autorizada mediante Decreto N° 1028 de fecha 19 de julio de 1990, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 34.696 del 17 de abril de 1991 y protocolizada el 25 de mayo de 1992.

Esta institución, busca afianzarse como una alternativa para el reforzamiento académico de los periodistas, así como el estímulo al trabajo anual de estos profesionales, en los distintos medios de comunicación social, a través de la entrega del Premio Nacional de Periodismo, que reconoce la excelencia y calidad de esa actividad.

La Fundación irá más allá del reconocimiento a una labor anual, pues por disposición del Consejo Ejecutivo, sus funciones deberán orientarse hacia el área de la docencia y formación académica, de manera de llenar un vacío que se había producido en el seno del gremio, que ha descuidado las funciones que le son propias.

Ante la nueva realidad de encaminar al país hacia otros derroteros, estamos tras la búsqueda de un nuevo profesional con valores, que responda al nuevo socialismo del Siglo XXI, respetuoso de un pueblo que exige ser informado de manera oportuna y veraz, en aras de ampliar conocimientos y buscando la excelencia, que permita abrir horizontes para discusión de temas, que interesan a todo el país.

La Fundación Premio Nacional de Periodismo como Institución, no pretende invadir los espacios de la academia como tal (universidad), pero sí insistir en la preparación y actualización de los periodistas venezolanos, no sólo en lo que a nueva tecnología de la información se refiere, sino también en lo que concierne al pensamiento, donde cada día es más importante la humanidad.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**500.000**
INGRESOS CORRIENTES ORDINARIOS	500.000
TRANSFERENCIAS CORRIENTES	500.000
Transferencias corrientes del sector público	500.000
Transferencias corrientes internas recibidas del sector público	500.000
De la República	500.000
TOTAL RECURSOS	**500.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**500.000**
GASTOS DE CONSUMO	500.000
Remuneraciones	50.000
Sueldos, salarios y otras retribuciones	24.000
Beneficios y complementos de sueldos y salarios	2.000
Aportes patronales	3.000
Prestaciones sociales y otras indemnizaciones	4.000
Asistencia socioeconómica	8.000
Otros gastos de personal	9.000
Compra de bienes y servicios	450.000
Bienes de consumo	180.000
Servicios no personales	270.000
TOTAL GASTOS	**500.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115.711	Fortalecimiento y Reconocimiento de la Actividad Periodística	Actividad			36		350.000			350.000
	TOTAL						**350.000**			**350.000**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
02	Gestión Administrativa		150.000			150.000
	TOTAL		**150.000**			**150.000**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**2**		**2**	**4**	**50.000**		**50.000**
Profesional y Técnico	2		2	4	50.000		50.000
TOTAL	**2**		**2**	**4**	**50.000**		**50.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	50.000
4.02	Materiales, suministros y mercancías	180.000
4.03	Servicios no personales	270.000
	TOTAL	**500.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**500.000**
INGRESOS CORRIENTES ORDINARIOS	500.000
TRANSFERENCIAS CORRIENTES	500.000
Transferencias corrientes del sector público	500.000
Transferencias corrientes internas recibidas del sector público	500.000
De la República (Ministerio del Poder Popular para la Comunicación y la Información)	500.000
Recursos Ordinarios	500.000
1.2 GASTOS CORRIENTES	**500.000**
GASTOS DE CONSUMO	500.000
Remuneraciones	50.000
Sueldos, salarios y otras retribuciones	24.000
Beneficios y complementos de sueldos y salarios	2.000
Aportes patronales	3.000
Prestaciones sociales y otras indemnizaciones	4.000
Asistencia socioeconómica	8.000
Otros gastos de personal	9.000
Compra de bienes y servicios	450.000
Bienes de consumo	180.000
Servicios no personales	270.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : EQUILIBRIO	**0**

A0490

Fundación Ávila TV

FUNDACIÓN ÁVILA TV

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Ávila TV, adscrita al Ministerio del Poder Popular para la Comunicación y la Información, creada mediante Decreto N° 6.557 de fecha 18 de diciembre de 2008, publicado en Gaceta Oficial N° 39.083 de la misma fecha, tiene por objeto proporcionar a las comunidades un canal de televisión que procure proyectar y desarrollar las formas de organización social, las prácticas culturales urbanas, las necesidades de los sectores excluidos y los principales problemas de las comunidades, a través de las políticas públicas ejecutadas para ello.

En este sentido, buscando obtener metas de la manera más eficiente, se han establecido dos proyectos y dos acciones centralizadas en el presupuesto del ejercicio económico financiero 2012. El primer proyecto denominado: Consolidación de la Televisora Ávila TV en las Comunidades, que comprende cinco (5) acciones específicas y el segundo proyecto denominado: Formación y Fortalecimiento de Productores Audiovisuales, que desarrollará tres (3) acciones específicas.

"Consolidación de la Televisora Ávila TV en las Comunidades"

Tiene como objetivo lograr una programación variada, dirigida a destacar los logros de la revolución y que refleje la cultura, la memoria, movimientos sociales y entidades colectivas, propias de la ciudad y al mismo tiempo, mejorar los espacios televisivos de opinión, entretenimiento, recreación, investigación y educativos, debido a la falta de congruencia entre la programación de los medios privados y las necesidades reales de la población venezolana.

Las acciones específicas de este proyecto, son las siguientes:

1. Operación Continúa de la Señal del Canal Ávila TV: Es de suma importancia la administración y manejo de los equipos de telecomunicaciones, que conforman la plataforma tecnológica del canal, por parte de un personal calificado y motivado, que garantice la señal y la transmisión de la programación de Ávila TV. Con la inversión prevista, se pretende alcanzar la meta anual de 8.760 horas continuas de transmisión.

2. Producción Interna del Canal: Mediante esta acción se garantiza la planificación, ejecución y control de las actividades necesarias para la producción, post-producción, promoción, programación e imagen de los distintos programas y espacios, que forman parte de la parrilla del canal.

3. Producción Externa e Independiente: El canal tiene previsto la transmisión de diversas producciones externas, entre ellas la adquisición de Producciones Nacionales Independientes, para enriquecer la programación del canal.

4. Información y Opinión: Mediante esta acción, se busca contribuir en la atención de las necesidades de información veraz y oportuna de la población, para lo cual se tiene previsto la producción y transmisión del Noticiero Caracas en Directo, de nuevos programas de noticias, que permitan la opinión, el debate y la información veraz.

5. Comercialización y Relaciones Públicas: Se tiene planificado la obtención de recursos por medio de un plan estratégico de comercialización, que comprende la venta de espacios televisivos y la firma de convenios interinstitucionales, para obtener recursos financieros y otros aportes no financieros, con el fin de desarrollar el potencial de auto-financiamiento del canal. Este año 2012, se prevé la apertura en el formato de espacios para la publicidad y promoción, tanto de entes del Estado, como privados de carácter nacionalista y socialista, proyectando como margen de operación para el 2012, la meta de 30 pautas publicitarias de comercialización de espacios, con una estimación de Bs. 1.808.000 en recaudación.

"Formación y Fortalecimiento de Productores Audiovisuales"

Por otra parte, Ávila TV nació como un Proyecto Televisión-Escuela, de allí la necesidad de desarrollar y ejecutar el Proyecto Formación y Fortalecimiento de Productores Audiovisuales, a ser ejecutado por la Escuela de Medios y Producción Audiovisual (EMPA), que tiene como objetivo impulsar y fortalecer la formación de los estudiantes en las áreas técnica, teórica y política, para la producción y realización de audiovisuales y que sus productos expresen y reflejen la cultura, la memoria, los movimientos sociales y las identidades colectivas propias de las ciudades en las cuales habitan, lo cual se logrará a través de las siguientes acciones:

1. Formación e Investigación para la Producción de Audiovisuales: La Escuela de Producción Audiovisual tiene previsto la formación de 80 productores audiovisuales en 2012.

2. Producciones Audiovisuales de los Alumnos de la Escuela: La formación en la escuela comprende la aplicación de una metodología de enseñanza teórica y práctica, para garantizar el aprendizaje, para lo cual, se tiene previsto el desarrollo de diversos formatos de programas, por parte de los estudiantes de la Escuela.

3. Creación y Fortalecimiento de los Núcleos Audiovisuales Populares: Se tiene planificado impulsar y apoyar, la apertura de cinco (5) escuelas en comunidades y la creación de cinco (5) núcleos audiovisuales populares, así como el asesoramiento y acompañamiento de la creación y desarrollo de escuelas a nivel nacional.

Como se puede apreciar, la meta global para el año 2012, es la consolidación, tanto del canal como de la escuela de producción de audiovisuales, para lo cual se requiere de un recurso humano, adaptado a los nuevos cambios, además de inversiones que garanticen la operatividad y funcionamiento del canal. De igual manera, esta consolidación se entiende también, como la búsqueda y desarrollo de convenios y ventas de espacios televisivos, que permitan obtener recursos financieros para cubrir las necesidades de autofinanciamiento del canal.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**23.212.855**
INGRESOS CORRIENTES ORDINARIOS	23.212.855
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.808.000
Venta de otros bienes y servicios	1.808.000
TRANSFERENCIAS CORRIENTES	21.404.855
Transferencias corrientes del sector público	21.404.855
Transferencias corrientes internas recibidas del sector público	21.404.855
De la República	21.404.855
INGRESOS DE CAPITAL	**84.902**
RECURSOS PROPIOS DE CAPITAL	84.902
Incremento de la depreciación y amortización acumuladas	84.902
TOTAL RECURSOS	**23.297.757**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**22.448.739**
GASTOS DE CONSUMO	22.388.739
Remuneraciones	18.697.632
Sueldos, salarios y otras retribuciones	7.638.800
Beneficios y complementos de sueldos y salarios	4.676.140
Aportes patronales	1.038.000
Prestaciones sociales y otras indemnizaciones	1.558.000
Asistencia socioeconómica	3.760.000
Otros gastos de personal	26.692
Compra de bienes y servicios	3.128.860
Bienes de consumo	1.252.160
Servicios no personales	1.876.700
Impuestos indirectos	477.345
Depreciación y amortización	84.902
TRANSFERENCIAS Y DONACIONES CORRIENTES	60.000
Al sector privado	60.000
Donaciones corrientes al sector privado	60.000
Donaciones a personas	60.000
GASTOS DE CAPITAL	**849.018**
INVERSIÓN REAL DIRECTA	849.018
Formación bruta de capital fijo	705.018
Edificios e instalaciones	125.018
Maquinaria, equipos y otros bienes muebles	580.000
Bienes intangibles	144.000
TOTAL GASTOS	**23.297.757**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114.805	Consolidación de la Televisora Ávila TV en las Comunidades	Hora			8.760		17.308.375			17.308.375
115.107	Formación y Fortalecimiento de Productores Audiovisuales	Barra			80		1.669.840			1.669.840
TOTAL							18.978.215			18.978.215

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	1.324.140	1.248.000			2.572.140
02	Gestión Administrativa	568.762	1.178.640			1.747.402
03	Previsión y Protección Social					
TOTAL		1.892.902	2.426.640			4.319.542

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**182**	**245**	**12**	**439**	**7.638.800**		**7.638.800**
Alto Nivel y de Dirección		1		1	37.800		37.800
Directivo	7	7		14	506.016		506.016
Profesional y Técnico	122	159	7	288	5.120.984		5.120.984
Administrativo	25	36	5	66	744.000		744.000
Docente	2	8		10	180.000		180.000
Obrero	26	34		60	1.050.000		1.050.000
Personal Contratado	**5**	**5**		**10**	**244.140**		**244.140**
Profesional y Técnico	5	5		10	244.140		244.140
TOTAL	**187**	**250**	**12**	**449**	**7.882.940**		**7.882.940**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	18.697.632
4.02	Materiales, suministros y mercancías	1.252.160
4.03	Servicios no personales	2.354.045
4.04	Activos reales	849.018
4.07	Transferencias y donaciones	60.000
4.08	Otros gastos	84.902
	TOTAL	**23.297.757**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**23.212.855**
INGRESOS CORRIENTES ORDINARIOS	23.212.855
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.808.000
Venta de otros bienes y servicios	1.808.000
TRANSFERENCIAS CORRIENTES	21.404.855
Transferencias corrientes del sector público	21.404.855
Transferencias corrientes internas recibidas del sector público	21.404.855
De la República (Ministerio del Poder Popular para la Comunicación y la Información)	21.404.855
Recursos Ordinarios	21.404.855
1.2 GASTOS CORRIENTES	**22.448.739**
GASTOS DE CONSUMO	22.388.739
Remuneraciones	18.697.632
Sueldos, salarios y otras retribuciones	7.638.800
Beneficios y complementos de sueldos y salarios	4.676.140
Aportes patronales	1.038.000
Prestaciones sociales y otras indemnizaciones	1.558.000
Asistencia socioeconómica	3.760.000
Otros gastos de personal	26.692
Compra de bienes y servicios	3.128.860
Bienes de consumo	1.252.160
Servicios no personales	1.876.700
Impuestos indirectos	477.345
Depreciación y amortización	84.902
TRANSFERENCIAS Y DONACIONES CORRIENTES	60.000
Al sector privado	60.000
Donaciones corrientes al sector privado	60.000
Donaciones a personas	60.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**764.116**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**849.018**
RECURSOS PROPIOS DE CAPITAL	849.018
Ahorro en cuenta corriente	764.116
Incremento de la depreciación y amortización acumuladas	84.902
2.2 GASTOS DE CAPITAL	**849.018**
INVERSIÓN REAL DIRECTA	849.018
Formación bruta de capital fijo	705.018
Edificios e instalaciones	125.018
Maquinaria, equipos y otros bienes muebles	580.000
Bienes intangibles	144.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A1601

Fundación El Correo del Orinoco

FUNDACIÓN EL CORREO DEL ORINOCO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Para el año 2012, la Fundación "El Correo del Orinoco", orientará el Presupuesto de Recursos y Egresos a la elaboración, impresión y distribución del diario "El Correo del Orinoco" con el fin de que este sea un medio que circule en todas las comunidades del país y que proporcione informarción veraz y oportuna, acerca de los logros alcanzados por el Ejecutivo Nacional, a través de su gestión de gobierno.

La Fundación El Correo del Orinoco, creada mediante Decreto Presidencial N° 6.879 del 19 de agosto de 2009, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.245 de la misma fecha, tiene como objetivo principal, proporcionar a las comunidades un medio de información impreso, de circulación diaria, que proyecte y desarrolle la nueva estrategia comunicacional del Ejecutivo Nacional.

Dicho periódico, como herramienta de difusión de la información, contribuirá a enfrentar el terrorismo mediático, informando de manera oportuna y veraz, brindando apoyo a la divulgación de los cometidos y fines del Estado, todo conforme a lo establecido en la Constitución de la República Bolivariana de Venezuela, divulgando asimismo, los planes establecidos, para la búsqueda del fortalecimiento y profundización del proceso revolucionario.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**30.500.000**
INGRESOS CORRIENTES ORDINARIOS	30.500.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	14.000.000
Venta de otros bienes y servicios	14.000.000
TRANSFERENCIAS CORRIENTES	16.500.000
Transferencias corrientes del sector público	16.500.000
Transferencias corrientes internas recibidas del sector público	16.500.000
De la República	16.500.000
INGRESOS DE CAPITAL	**975.000**
RECURSOS PROPIOS DE CAPITAL	975.000
Incremento de la depreciación y amortización acumuladas	975.000
TOTAL RECURSOS	**31.475.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**30.925.000**
GASTOS DE CONSUMO	30.925.000
Remuneraciones	11.474.633
Sueldos, salarios y otras retribuciones	6.465.904
Beneficios y complementos de sueldos y salarios	2.795.781
Aportes patronales	750.591
Prestaciones sociales y otras indemnizaciones	812.357
Asistencia socioeconómica	650.000
Compra de bienes y servicios	17.275.367
Bienes de consumo	3.542.961
Servicios no personales	13.732.406
Impuestos indirectos	1.200.000
Depreciación y amortización	975.000
GASTOS DE CAPITAL	**550.000**
INVERSIÓN REAL DIRECTA	550.000
Formación bruta de capital fijo	550.000
Maquinaria, equipos y otros bienes muebles	550.000
TOTAL GASTOS	**31.475.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115.722	Elaboración, Distribución e Impresión del Diario El Correo del Orinoco	Periódico/ Revista			15.000.000	12.000.000	12.142.610			24.142.610
	TOTAL					**12.000.000**	**12.142.610**			**24.142.610**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		3.442.390			3.442.390
02	Gestión Administrativa	2.975.000	915.000			3.890.000
	TOTAL	**2.975.000**	**4.357.390**			**7.332.390**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**59**	**111**	**24**	**194**	**6.005.528**		**6.005.528**
Profesional y Técnico	45	72	13	130	4.819.108		4.819.108
Administrativo	14	39	11	64	1.186.420		1.186.420
TOTAL	**59**	**111**	**24**	**194**	**6.005.528**		**6.005.528**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	11.474.633
4.02	Materiales, suministros y mercancías	3.542.961
4.03	Servicios no personales	14.932.406
4.04	Activos reales	550.000
4.08	Otros gastos	975.000
	TOTAL	**31.475.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**30.500.000**
INGRESOS CORRIENTES ORDINARIOS	30.500.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	14.000.000
Venta de otros bienes y servicios	14.000.000
TRANSFERENCIAS CORRIENTES	16.500.000
Transferencias corrientes del sector público	16.500.000
Transferencias corrientes internas recibidas del sector público	16.500.000
De la República (Ministerio del Poder Popular para la Comunicación y la Información	16.500.000
Recursos Ordinarios	16.500.000
1.2 GASTOS CORRIENTES	**30.925.000**
GASTOS DE CONSUMO	30.925.000
Remuneraciones	11.474.633
Sueldos, salarios y otras retribuciones	6.465.904
Beneficios y complementos de sueldos y salarios	2.795.781
Aportes patronales	750.591
Prestaciones sociales y otras indemnizaciones	812.357
Asistencia socioeconómica	650.000
Compra de bienes y servicios	17.275.367
Bienes de consumo	3.542.961
Servicios no personales	13.732.406
Impuestos indirectos	1.200.000
Depreciación y amortización	975.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(425.000)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**550.000**
RECURSOS PROPIOS DE CAPITAL	550.000
Desahorro en cuenta corriente	(425.000)
Incremento de la depreciación y amortización acumuladas	975.000
2.2 GASTOS DE CAPITAL	**550.000**
INVERSIÓN REAL DIRECTA	550.000
Formación bruta de capital fijo	550.000
Maquinaria, equipos y otros bienes muebles	550.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

37
Ministerio del Poder Popular del Despacho de la Presidencia

Ministerio del Poder Popular del Despacho de la Presidencia

A0198	Instituto Nacional de Estadística (INE)
A0216	Fundación "Pueblo Soberano"
A0369	Fundación Musical Simón Bolívar (Fundamusical Bolívar)
A0663	Instituto Nacional de Hipódromos (INH)
A1604	Fundación Oficina Presidencial de Planes y Proyectos Especiales

A0198

Instituto Nacional de Estadística (INE)

INSTITUTO NACIONAL DE ESTADÍSTICA (INE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Política de Financiamiento

El financiamiento de las actividades del Instituto provendrá casi exclusivamente a cargo de las transferencias del Ejecutivo Nacional, lo cual se explica por la concepción que existe en el Estado venezolano, de que la información estadística oficial es un bien público, y como tal, debe ser gratuita y estar a disposición de todos los ciudadanos, sin exclusión. Se prevé percibir asimismo, transferencias de capital derivadas de la Ley Especial de Endeudamiento, orientadas a la ejecución del Proyecto de Fortalecimiento del INE como Ente Rector del Sistema Estadístico Nacional.

Política de Gastos y Aplicaciones Financieras

Durante la formulación de la política de gastos del INE para el año 2012, se tomó en consideración, entre otros factores, el apego a las normas de austeridad y la optimización de los recursos disponibles; de manera de garantizar las actividades propias del Instituto, en lo relativo al trabajo estadístico.

La razón por la que el presupuesto de gastos del Instituto, muestra una concentración tan marcada de recursos destinados a financiar gastos de personal, se debe al hecho de que la producción estadística reposa en un 100% en el trabajo que realizan los funcionarios involucrados en su producción, ya sea a nivel del trabajo de recolección de los datos en el terreno, el cual demanda grandes contingentes de hombres y mujeres recorriendo todo el territorio nacional, o a nivel de oficina, en donde el dato recolectado, es transformado en información estadística valiosa.

Política de Cobertura de los Servicios a Prestar por el Ente

Para el año 2012, la gestión del INE se desarrollará en dos vertientes fundamentales:

Por el lado de la producción de estadísticas, estará constituida fundamentalmente por la elaboración de productos estadísticos, referidos a la temática social, económica y demográfica. Cabe resaltar la culminación del XIV Censo Nacional de Población y Vivienda, con lo que ya se comenzará a poner a disposición de los usuarios en general y del Estado en particular, información actualizada y desagregada de la población y sus viviendas, a un nivel de detalle, que ninguna otra operación estadística en el país permite.

En su rol de órgano rector del Sistema Estadístico Nacional, se continuarán haciendo esfuerzos por afianzar el trabajo de los Subcomités de Estadísticas estadales y municipales, como instancias de acuerdos entre productores y usuarios de información estadística.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**177.353.530**
INGRESOS CORRIENTES ORDINARIOS	177.353.530
INGRESOS DE OPERACIÓN	753.530
Otros ingresos de operación	753.530
INGRESOS DE LA PROPIEDAD	1.600.000
Intereses	1.600.000
Intereses internos	1.600.000
Intereses por depósitos	1.600.000
TRANSFERENCIAS CORRIENTES	175.000.000
Transferencias corrientes del sector público	175.000.000
Transferencias corrientes internas recibidas del sector público	175.000.000
De la República	175.000.000
INGRESOS DE CAPITAL	**59.520.821**
RECURSOS PROPIOS DE CAPITAL	2.500.000
Incremento de la depreciación y amortización acumuladas	2.500.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	57.020.821
Transferencias y donaciones de capital del sector público	57.020.821
Transferencias de capital recibidas del sector público	57.020.821
De la República	57.020.821
FUENTES DE FINANCIAMIENTO	**400.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	400.000
Disminución de otros activos financieros	400.000
Disminución de disponibilidades	400.000
Disminución de bancos	400.000
TOTAL RECURSOS	**237.274.351**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**226.511.033**
GASTOS DE CONSUMO	216.930.366
Remuneraciones	151.730.105
Sueldos, salarios y otras retribuciones	25.377.237
Beneficios y complementos de sueldos y salarios	13.390.330
Aportes patronales	3.152.443
Prestaciones sociales y otras indemnizaciones	8.763.678
Asistencia socioeconómica	24.946.199
Otros gastos de personal	76.100.218
Compra de bienes y servicios	61.900.261
Bienes de consumo	2.865.669
Servicios no personales	59.034.592
Impuestos indirectos	800.000
Depreciación y amortización	2.500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	9.580.667
Al sector privado	9.580.667
Transferencias corrientes al sector privado	9.580.667
Directas a personas	9.580.667
Pensiones y otros beneficios asociados	3.160.389
Jubilaciones y otros beneficios asociados	5.532.278
Otras transferencias directas a personas	888.000
GASTOS DE CAPITAL	**8.763.318**
INVERSIÓN REAL DIRECTA	8.763.318
Formación bruta de capital fijo	8.763.318
Edificios e instalaciones	7.126.355
Maquinaria, equipos y otros bienes muebles	636.963
Construcciones de bienes de dominio privado	1.000.000
APLICACIONES FINANCIERAS	**2.000.000**
DISMINUCIÓN DE PASIVOS	2.000.000
Disminución de cuentas y efectos por pagar	2.000.000
Disminución de cuentas y efectos por pagar a corto plazo	11.614
Disminución de aportes patronales y retenciones laborales por pagar	11.614
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	11.614

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de otras cuentas y efectos por pagar	1.988.386
Disminución de otras cuentas por pagar a corto plazo	1.988.386
TOTAL GASTOS	**237.274.351**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
31.276	Fortalecimiento del Instituto Nacional de Estadística (INE) como Ente Rector del Sistema Estadístico Nacional (SEN)	01-01-2009	31-12-2013	66.100.886	57.020.821	70.904.802		194.026.509
	TOTAL			**66.100.886**	**57.020.821**	**70.904.802**		**194.026.509**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
31.276	Fortalecimiento del Instituto Nacional de Estadística (INE) como ente rector del Sistema Estadístico Nacional (SEN)	Institución fortalecida			1		57.020.821			57.020.821
115.672	Asistencia Técnica a la Producción Estadística 2012	Informe técnico			47		5.692.108			5.692.108
115.797	Divulgación de la Información Estadística Oficial 2012	Usuario atendido	2.800	2.373	5.173		7.358.779			7.358.779
115.799	Desarrollo del Sistema Estadístico Nacional 2012	Informe técnico			28		12.768.525			12.768.525
115.858	Plataforma Tecnológica Comunicacional 2012	Informe técnico			11		871.256			871.256
115.870	Estadísticas para la Construcción del Nuevo Modelo Económico 2012	Informe técnico			188	753.530	22.726.993			23.480.523
115.879	Mediciones para la Inclusión Social y el Equilibrio Ambiental	Informe estadístico			65		15.060.595			15.060.595
115.941	Producción de Estadísticas Demográficas 2012	Informe estadístico			22		8.071.473			8.071.473
TOTAL						753.530	129.570.550			130.324.080

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		81.784.876			81.784.876
02	Gestión Administrativa	4.500.000	11.084.728			15.584.728
03	Previsión y Protección Social		9.580.667			9.580.667
	TOTAL	4.500.000	102.450.271			106.950.271

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**424**	**381**		**805**	**13.190.508**	**3.932.582**	**17.123.090**
Alto Nivel y de Dirección		1		1	81.012		81.012
Directivo	61	73		134	2.441.320		2.441.320
Profesional y Técnico	172	145		317	5.342.268	2.334.765	7.677.033
Administrativo	160	102		262	3.448.090	1.506.939	4.955.029
Obrero	31	60		91	1.877.818	90.878	1.968.696
Personal Contratado	**201**	**220**		**421**	**9.887.358**		**9.887.633**
Profesional y Técnico	200	220		420	9.871.633		9.871.633
Obrero	1			1	15.725		15.725
TOTAL	**625**	**601**		**1.226**	**23.077.866**	**3.932.582**	**27.010.448**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**43**	**22**	**65**	**3.160.389**
Obrero	36	12	48	2.438.996
Empleado	7	10	17	721.393
Jubilados	**51**	**69**	**120**	**5.532.278**
Obrero	3	9	12	773.330
Empleado	48	60	108	4.758.948
TOTAL	**94**	**91**	**185**	**8.692.667**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	151.730.105
4.02	Materiales, suministros y mercancías	2.865.669
4.03	Servicios no personales	59.834.592
4.04	Activos reales	8.763.318
4.07	Transferencias y donaciones	9.580.667
4.08	Otros gastos	2.500.000
4.11	Disminución de pasivos	2.000.000
	TOTAL	**237.274.351**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**177.353.530**
INGRESOS CORRIENTES ORDINARIOS	177.353.530
INGRESOS DE OPERACIÓN	753.530
Otros ingresos de operación	753.530
INGRESOS DE LA PROPIEDAD	1.600.000
Intereses	1.600.000
Intereses internos	1.600.000
Intereses por depósitos	1.600.000
TRANSFERENCIAS CORRIENTES	175.000.000
Transferencias corrientes del sector público	175.000.000
Transferencias corrientes internas recibidas del sector público	175.000.000
De la República (Ministerio del Poder Popular del Despacho de la Presidencia)	175.000.000
Recursos Ordinarios	175.000.000
1.2 GASTOS CORRIENTES	**226.511.033**
GASTOS DE CONSUMO	216.930.366
Remuneraciones	151.730.105
Sueldos, salarios y otras retribuciones	25.377.237
Beneficios y complementos de sueldos y salarios	13.390.330
Aportes patronales	3.152.443
Prestaciones sociales y otras indemnizaciones	8.763.678
Asistencia socioeconómica	24.946.199
Otros gastos de personal	76.100.218
Compra de bienes y servicios	61.900.261
Bienes de consumo	2.865.669
Servicios no personales	59.034.592
Impuestos indirectos	800.000
Depreciación y amortización	2.500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	9.580.667
Al sector privado	9.580.667
Transferencias corrientes al sector privado	9.580.667
Directas a personas	9.580.667
Pensiones y otros beneficios asociados	3.160.389

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Jubilaciones y otros beneficios asociados	5.532.278
Otras transferencias directas a personas	888.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(49.157.503)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**10.363.318**
RECURSOS PROPIOS DE CAPITAL	(46.657.503)
Desahorro en cuenta corriente	(49.157.503)
Incremento de la depreciación y amortización acumuladas	2.500.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	57.020.821
Transferencias y donaciones de capital del sector público	57.020.821
Transferencias de capital recibidas del sector público	57.020.821
De la República (Ministerio del Poder Popular del Despacho de la Presidencia)	57.020.821
Proyectos por Endeudamiento	57.020.821
• Fortalecimiento del Instituto Nacional de Estadística (INE) como ente rector del Sistema Estadístico Nacional (SEN)	57.020.821
2.2 GASTOS DE CAPITAL	**8.763.318**
INVERSIÓN REAL DIRECTA	8.763.318
Formación bruta de capital fijo	8.763.318
Edificios e instalaciones	7.126.355
Maquinaria, equipos y otros bienes muebles	636.963
Construcciones de bienes de dominio privado	1.000.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**1.600.000**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	400.000
Disminución de otros activos financieros	400.000
Disminución de disponibilidades	400.000
Disminución de bancos	400.000
SUPERÁVIT FINANCIERO	1.600.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
3.2 APLICACIONES FINANCIERAS	**2.000.000**
DISMINUCIÓN DE PASIVOS	2.000.000
Disminución de cuentas y efectos por pagar	2.000.000
Disminución de cuentas y efectos por pagar a corto plazo	11.614
Disminución de aportes patronales y retenciones laborales por pagar	11.614
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	11.614
Disminución de otras cuentas y efectos por pagar	1.988.386
Disminución de otras cuentas por pagar a corto plazo	1.988.386

A0216

Fundación "Pueblo Soberano"

FUNDACIÓN "PUEBLO SOBERANO"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Pueblo Soberano, es el ente que canaliza en forma organizada y coherente, una serie de recursos destinados a prestar atención integral a los sectores de la población más necesitados, a través de asistencia socio-económica en el área de salud y vivienda, apoyando el accionar de las instituciones del Estado y las organizaciones del Poder Popular, que brindan atención en dichas áreas a estos sectores de la población, coadyuvando así a elevar su calidad de vida, en el marco de los postulados del Socialismo Bolivariano.

Basada en esta concepción, la Institución enmarca su actuación en el Proyecto Nacional "Simón Bolívar", procurando alcanzar la Suprema Felicidad Social, cuyo objetivo es reducir la miseria a cero y acelerar la disminución de la pobreza, atendiendo integralmente a la población en situación de extrema pobreza y máxima exclusión social.

En ese sentido, y a objeto de continuar con el cumplimiento de nuestra misión, se llevarán a efecto actividades enmarcadas en los siguientes aspectos:

- Lograr el recurso humano suficiente, necesario y capacitado para atender los objetivos de la Fundación.
- Obtener los insumos necesarios para el funcionamiento de la Fundación y dotar las instalaciones con los equipos requeridos.
- Apoyar y prestar asistencia mediante donaciones, a los sectores sociales más necesitados del país.

La Fundación contará con un presupuesto de ingresos y gastos para el año 2012 de Bs. 152.884.055, de los cuales Bs. 152.469.078 provienen de las transferencias corrientes asignadas por el Ejecutivo Nacional, a través del Ministerio del Poder Popular del Despacho de la Presidencia y Bs. 414.977 de recursos provenientes de la variación en la depreciación y amortización de activos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**152.469.078**
INGRESOS CORRIENTES ORDINARIOS	152.469.078
TRANSFERENCIAS CORRIENTES	152.469.078
Transferencias corrientes del sector público	152.469.078
Transferencias corrientes internas recibidas del sector público	152.469.078
De la República	152.469.078
INGRESOS DE CAPITAL	**414.977**
RECURSOS PROPIOS DE CAPITAL	414.977
Incremento de la depreciación y amortización acumuladas	414.977
TOTAL RECURSOS	**152.884.055**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**152.329.203**
GASTOS DE CONSUMO	32.329.203
Remuneraciones	26.297.682
Sueldos, salarios y otras retribuciones	8.850.182
Beneficios y complementos de sueldos y salarios	6.466.112
Aportes patronales	1.090.663
Prestaciones sociales y otras indemnizaciones	2.036.835
Asistencia socioeconómica	7.853.890
Compra de bienes y servicios	4.955.566
Bienes de consumo	2.241.952
Servicios no personales	2.713.614
Impuestos indirectos	660.978
Depreciación y amortización	414.977
TRANSFERENCIAS Y DONACIONES CORRIENTES	120.000.000
Al sector privado	108.028.068
Donaciones corrientes al sector privado	108.028.068
Donaciones a personas	108.028.068
Al sector público	11.971.932
Donaciones corrientes al sector público	11.971.932
A la República	11.971.932
GASTOS DE CAPITAL	**554.852**
INVERSIÓN REAL DIRECTA	554.852
Formación bruta de capital fijo	527.515
Maquinaria, equipos y otros bienes muebles	527.515
Bienes intangibles	27.337
TOTAL GASTOS	**152.884.055**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115.694	Asistencia Socio-económica a los Sectores de la Población más Necesitados del País	Apoyo Otorgado	1.918	1.917	3.835		120.000.000			120.000.000
TOTAL							**120.000.000**			**120.000.000**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		26.297.682			26.297.682
02	Gestión Administrativa	414.977	6.171.396			6.586.373
TOTAL		**414.977**	**32.469.078**			**32.884.055**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**76**	**60**		**136**	**5.803.321**		**5.803.321**
Alto Nivel y de Dirección	2	6		8	790.472		790.472
Profesional y Técnico	45	24		69	2.911.574		2.911.574
Administrativo	26	11		37	1.561.279		1.561.279
Obrero	3	19		22	539.996		539.996
Personal Contratado	**3**	**1**		**4**	**248.755**		**248.755**
Profesional y Técnico	2			2	151.427		151.427
Administrativo	1			1	75.714		75.714
Obrero		1		1	21.614		21.614
TOTAL	**79**	**61**		**140**	**6.052.076**		**6.052.076**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	26.297.682
4.02	Materiales, suministros y mercancías	2.241.952
4.03	Servicios no personales	3.374.592
4.04	Activos reales	554.852
4.07	Transferencias y donaciones	120.000.000
4.08	Otros gastos	414.977
	TOTAL	**152.884.055**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**152.469.078**
INGRESOS CORRIENTES ORDINARIOS	152.469.078
TRANSFERENCIAS CORRIENTES	152.469.078
Transferencias corrientes del sector público	152.469.078
Transferencias corrientes internas recibidas del sector público	152.469.078
De la República (Ministerio del Poder Popular del Despacho de la Presidencia)	152.469.078
Recursos ordinarios	152.469.078
1.2 GASTOS CORRIENTES	**152.329.203**
GASTOS DE CONSUMO	32.329.203
Remuneraciones	26.297.682
Sueldos, salarios y otras retribuciones	8.850.182
Beneficios y complementos de sueldos y salarios	6.466.112
Aportes patronales	1.090.663
Prestaciones sociales y otras indemnizaciones	2.036.835
Asistencia socioeconómica	7.853.890
Compra de bienes y servicios	4.955.566
Bienes de consumo	2.241.952
Servicios no personales	2.713.614
Impuestos indirectos	660.978
Depreciación y amortización	414.977
TRANSFERENCIAS Y DONACIONES CORRIENTES	120.000.000
Al sector privado	108.028.068
Donaciones corrientes al sector privado	108.028.068
Donaciones a personas	108.028.068
Al sector público	11.971.932
Donaciones corrientes al sector público	11.971.932
A la República	11.971.932
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**139.875**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**554.852**
RECURSOS PROPIOS DE CAPITAL	554.852
Ahorro en cuenta corriente	139.875
Incremento de la depreciación y amortización acumuladas	414.977
2.2 GASTOS DE CAPITAL	**554.852**
INVERSIÓN REAL DIRECTA	554.852
Formación bruta de capital fijo	527.515
Maquinaria, equipos y otros bienes muebles	527.515
Bienes intangibles	27.337
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0369

Fundación Musical Simón Bolívar
(Fundamusical Bolívar)

FUNDACIÓN MUSICAL SIMÓN BOLÍVAR (FUNDAMUSICAL BOLÍVAR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Musical Simón Bolívar (Fundamusical Bolívar), rinde frutos de esperanza a una cantera de miles de niños, niñas, adolescentes y jóvenes venezolanos que cumplen, a través de la música, sus sueños de realización personal y profesional. La música es la herramienta fundamental para la incorporación de niños, niñas, adolescentes y jóvenes; el Sistema Nacional de Orquestas y Coros Infantiles y Juveniles de Venezuela durante 33 años, ha venido construyendo una red de orquestas y coros, diseminados a lo largo y ancho del territorio nacional. Hoy Venezuela es un hermoso mapa musical, sembrado por 171 Orquestas de Iniciación, 230 Orquestas Juveniles, 171 Orquestas Infantiles, 15 Pre Infantiles, 190 Cantorías Infantiles, 364 Coros Asociados, 864 Otras Agrupaciones (Cuartetos, Quintetos y Ensambles), 5 Academias Latinoamericanas y 8 Talleres de Luthería, dando atención a miles de venezolanos, que ven en el Sistema, una oportunidad de crecimiento y formación integral, a través de acciones como: Práctica Orquestal y Coral, Integración Social de Personas con Discapacidad, Niños en Situación de Calle, Del Pupitre al Atril (orquestas y coros escolares) y Centros Académicos de Luthería (formación de jóvenes artesanos).

VISIÓN DEL ORGANISMO

La Fundación Musical Simón Bolívar, es una Institución abierta a toda la sociedad, con un alto concepto de excelencia musical, que contribuye al desarrollo integral del ser humano. Se vincula con la comunidad, a través del intercambio, la cooperación y el cultivo de valores trascendentales, que inciden en la transformación del niño, el joven y el entorno familiar. Que cuenta con un recurso humano, dirigido al logro de una meta común, con mística y gozo, formando equipos multidisciplinarios, altamente motivados e identificados con la Institución. Que reconoce al movimiento orquestal, como una oportunidad para el desarrollo personal, en lo intelectual, en lo espiritual, en lo social y en lo profesional, rescatando al niño y al joven de una juventud vacía, desorientada y desviada.

MISIÓN DEL ORGANISMO

La Fundación Musical Simón Bolívar, constituye una obra social del Estado Venezolano, consagrada al rescate pedagógico, ocupacional y ético de la infancia y la juventud, mediante la instrucción y la práctica colectiva de la música, por lo que se considera uno de los puntales de la política social nacional, dedicada a la capacitación, la prevención y recuperación de los grupos más vulnerables del país, tanto por sus características etéreas, como por su situación socioeconómica.

OBJETIVOS GENERALES

- Rescate pedagógico, ocupacional y ético de la infancia y la juventud, mediante la instrucción y la práctica colectiva de la música, así como la capacitación de jóvenes artesanos, en la fabricación y reparación de instrumentos musicales.
- Formación de recursos humanos a nivel profesional, para la extensión y multiplicación del Sistema.

OBJETIVOS ESPECÍFICOS

- Desarrollo de las capacidades personales y sociales de niños y jóvenes organizados, a través de la formación, ejecución orquestal y canto coral.
- Rescate pedagógico, ocupacional y ético de la infancia y la juventud, mediante la instrucción y la práctica colectiva de la música, así como la capacitación de jóvenes artesanos, en la fabricación y reparación de instrumentos musicales.
- Formación de recursos humanos a nivel profesional, para la extensión y multiplicación del Sistema.

- Garantizar la equidad y disminución de las brechas sociales y mejorar la calidad de vida de niños, niñas y adolescentes, en situación de riesgo de pobreza extrema, mediante su inclusión al Sistema de Orquestas y a la práctica orquestal y musical.
- Promover y garantizar la formación progresiva de los niños, niñas y adolescentes, que conforman el Sistema de Orquestas, para el reconocimiento de sus derechos, logrando con ello superar la exclusión social.
- Fortalecer la Democracia de Contenido Social, mediante la ampliación y consolidación del Sistema Nacional de Coros y Orquestas Juveniles e Infantiles, donde la música es puesta al servicio del colectivo, haciendo evidente su potencial social y laboral, de formación socio-comunitaria.
- Contribuir al rescate ocupacional de la juventud excluida del sistema laboral, mediante la capacitación para la reparación y fabricación de instrumentos sinfónicos y populares.
- Propiciar espacios de encuentro para el desarrollo de la solidaridad, la pertenencia, la efectividad, la innovación, la capacidad de riesgo y el éxito.
- Fomentar el uso adecuado del tiempo libre, evitando la incursión de niños y jóvenes en el consumo de drogas, alcoholismo y prostitución.
- Cumplir una actividad de difusión cultural formativa, en el área musical hacia la comunidad, a través de una programación de presentaciones didácticas orquestales.
- Cumplir una función pedagógica en los núcleos académicos, que forman el Sistema de Orquestas.
- Desarrollo individual y colectivo, dentro del ámbito orquestal y coral.

POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ORGANISMO

La Fundación Musical Simón Bolívar, enmarcó sus políticas dentro de los lineamientos establecidos por el Gobierno Nacional respecto a la niñez, la juventud y la familia, en el marco del Plan de Desarrollo Económico y Social de la Nación 2007-2013; y los lineamientos del Despacho de la Presidencia, ubicándose dentro del equilibrio social, y teniendo como norte alcanzar la justicia social, a través de la universalización de los derechos sociales, con garantía de equidad, buscando la disminución de las brechas sociales de calidad de vida, así como también, los déficit de atención, para construir progresivamente ciudadanos que se fortalezcan en una democracia de contenido social.

De manera particular, durante el ejercicio económico financiero 2012, en respuesta a los lineamientos de política, se implementarán las siguientes acciones:

- Continuación del Programa de Fortalecimiento del Sistema mediante la formación profesional de niños, niñas, adolescentes y jóvenes músicos, en los Núcleos y Módulos Orquestales Juveniles e Infantiles creados a nivel Nacional.
- Expandir el Proyecto de Orquestas Preescolares, dirigido a la incorporación en el área de cuerdas, de aquellos niños entre 2 y 6 años que así lo deseen, impartiéndoles formación musical temprana en cuatro niveles, Propedéutico, CEAC I, CEAC II y Orquesta Preinfantil.
- Apoyo a la integración social de niños y jóvenes con necesidades educativas especiales, proyecto que se viene ejecutando en los estados Lara y Aragua.
- Desarrollo del Programa Orquestal y Coral en el Complejo Gustavo H. Machado de Los Chorros, centro del INAM y de la Fundación Atenea, encargados de la tutela de los niños y adolescentes, a los que se les ha dictado alguna medida judicial, sea por maltrato, abandono, peligro o trasgresión, con el objeto de brindarles la oportunidad de construir sus proyectos de vida.
- Expandir y fortalecer el proyecto “Del Pupitre al Atril”, que consiste en propiciar la creación de Orquestas y Coros Infantiles en las Escuelas Bolivarianas, como una forma de contribuir al proceso de integración entre cultura y educación y como símbolo tangible de la misión asignada al Ministerio del Poder Popular para la Educación. De cara a las transformaciones requeridas por la Venezuela de hoy, es fundamental lograr la formación de ciudadanos creativos, íntegros, responsables, solidarios y profundamente sociales, que utilicen el arte en todas sus expresiones, como herramienta para conocer y transformar el mundo personal y colectivo.

- Fortalecimiento de la Sinfónica Nacional Infantil y de la Sinfónica Nacional Juvenil de Venezuela, que constituyen desde el año 1994, la representación nacional del Sistema de Orquestas Juveniles e Infantiles.
- Capacitación de jóvenes en la fabricación y reparación de instrumentos musicales, a través de las actividades que desarrolla el Centro Académico de Luthería desde 1983.
- Mantener el fortalecimiento académico y enseñanza musical de profesores y alumnos, integrantes del Sistema desarrollado en los Núcleos y Módulos a nivel nacional, mediante la preproducción, producción y postproducción de teletalleres, así como la divulgación del trabajo social, artístico, cultural y de formación, desarrollado por el Sistema, mediante la elaboración de micro programas institucionales y el registro histórico de las acciones y actividades del Sistema, en lo que se refiere a la grabación de conciertos y giras, tanto nacionales como internacionales.
- Mantener el proceso de descentralización de los Núcleos y Módulos, dotándolos de personalidad jurídica, a través de la creación de Fundaciones Regionales, lo que les permite administrar y recaudar fondos dentro de un proceso de autogestión, todo esto preservando la tutela de Fundamusical Simón Bolívar , quien además tiene un porcentaje apreciable de participación en las asambleas y directivas de las mencionadas Fundaciones.
- Fortalecer la Orquesta Sinfónica de la Juventud "Simón Bolívar", cuyos integrantes, desde 1975, constituyen el cuerpo académico del Sistema de Orquestas, por ser los encargados de sostener la estructura docente de los Núcleos y Módulos, a nivel nacional, mediante el empleo de métodos de enseñanza instrumental, creados a partir de la experiencia musical desarrollada en los 33 años de existencia del Programa, tanto con las clases individuales, como con las colectivas, mediante los talleres de especialización.
- Consolidar el Sistema Nacional de Orquestas y Coros Juveniles e Infantiles de Venezuela, mediante el desarrollo del Proyecto "II Fase del Programa de Apoyo al Centro de Acción Social por la Música", para lo cual se prevé la construcción, puesta en funcionamiento y desarrollo de siete (7) Centros Regionales, que servirán de apoyo y complemento a los procesos de acciones del Sistema, con la finalidad de crear las condiciones necesarias para una futura ampliación de su cobertura.
- Continuar la construcción del Complejo Internacional de Acción Social por la Música "Simón Bolívar", en la ciudad de Caracas, Distrito Capital, el cual brindará al Sistema Nacional de Orquestas Juveniles e Infantiles de Venezuela, la plataforma físico-espacial adecuada, para aumentar su matrícula con calidad, eficiencia y eficacia, impulsando la labor desplegada a lo largo de su trayectoria y expandir los beneficios del Sistema.
- Continuar con el programa de asesorías y apoyo técnico-artístico internacional a los países que así lo soliciten, por cuanto, desde 1982, organismos como la OEA, la UNESCO y la CAF, han establecido con la Fundación convenios para la creación y consolidación de un programa como el desarrollado por el Sistema de Orquestas de Venezuela, por considerarlo una experiencia exitosa en materia de Política Social, además de ser poseedor de un alto nivel artístico, musical y cultural.
- Consolidar el "Sistema Iberoamericano de las Orquestas y Coros Juveniles", el cual tiene sede en Venezuela y está integrado por México, Trinidad y Tobago, Cuba, Jamaica, Bolivia, Argentina, República Dominicana, Uruguay, Chile, Paraguay, Panamá, Ecuador, El Salvador, Honduras, Guatemala y Colombia; promoviendo así la constitución del "Sistema Mundial de Orquestas Juveniles".
- Mantener el desarrollo de la Red de Orquestas Sinfónicas Penitenciarias, iniciada desde el año 2007, generando valores éticos, morales y sociales en la población reclusa, a través del colectivo a favor de la sana convivencia penitenciaria, aportándole a su vez habilidades de socialización, que le faciliten su reinserción.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**251.715.294**
INGRESOS CORRIENTES ORDINARIOS	251.715.294
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	150.000
Venta de otros bienes y servicios	150.000
INGRESOS DE OPERACIÓN	100.000
Otros ingresos de operación	100.000
INGRESOS DE LA PROPIEDAD	230.000
Intereses	230.000
Intereses internos	230.000
Intereses por depósitos	230.000
TRANSFERENCIAS CORRIENTES	251.235.294
Transferencias corrientes internas recibidas del sector privado	923.313
De empresas privadas	923.313
Transferencias corrientes del sector público	250.311.981
Transferencias corrientes internas recibidas del sector público	250.311.981
De la República	250.311.981
INGRESOS DE CAPITAL	**207.127.581**
RECURSOS PROPIOS DE CAPITAL	6.980.504
Incremento de la depreciación y amortización acumuladas	6.980.504
TRANSFERENCIAS Y DONACIONES DE CAPITAL	200.147.077
Transferencias y donaciones de capital del sector público	200.147.077
Transferencias de capital recibidas del sector público	200.147.077
De la República	200.147.077
FUENTES DE FINANCIAMIENTO	**87.235.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	87.235.000
Disminución de otros activos financieros	87.235.000
Disminución de disponibilidades	87.235.000
Disminución de bancos	87.235.000
TOTAL RECURSOS	**546.077.875**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**258.695.797**
GASTOS DE CONSUMO	257.432.379
Remuneraciones	250.451.875
Sueldos, salarios y otras retribuciones	69.301.318
Beneficios y complementos de sueldos y salarios	68.083.069
Aportes patronales	8.133.578
Prestaciones sociales y otras indemnizaciones	20.515.853
Asistencia socioeconómica	78.289.063
Otros gastos de personal	6.128.994
Depreciación y amortización	6.980.504
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.263.418
Al sector privado	1.263.418
Transferencias corrientes al sector privado	1.263.418
Directas a personas	1.263.418
Pensiones y otros beneficios asociados	479.770
Jubilaciones y otros beneficios asociados	783.648
GASTOS DE CAPITAL	**252.762.281**
INVERSIÓN REAL DIRECTA	252.762.281
Formación bruta de capital fijo	252.762.281
Maquinaria, equipos y otros bienes muebles	100.274.279
Construcciones de bienes de dominio privado	138.000.000
Producción propia (gastos capitalizables)	14.488.002
Remuneraciones	2.019.538
Sueldos, salarios y otras retribuciones	2.019.538
Compra de bienes y servicios	6.899.959
Bienes de consumo	445.223
Servicios no personales	6.454.736
Impuestos indirectos	5.568.505
APLICACIONES FINANCIERAS	**34.619.797**
DISMINUCIÓN DE PASIVOS	34.619.797
Disminución de cuentas y efectos por pagar	32.769.961
Disminución de cuentas y efectos por pagar a corto plazo	23.716.953
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.009.960

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución cuentas por pagar a proveedores a corto plazo	20.706.993
Disminución de otras cuentas y efectos por pagar	9.053.008
Disminución de otras cuentas por pagar a corto plazo	9.053.008
Disminución de otros pasivos	1.849.836
Disminución de provisiones y reservas técnicas	1.849.836
Disminución de provisiones	1.849.836
Disminución de provisiones para beneficios sociales	1.849.836
TOTAL GASTOS	**546.077.875**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
29.444	Segunda Fase del Programa de Apoyo al Centro de Acción Social por la Música	19-08-2008	19-08-2015	222.403.306	231.735.000	142.866.297	112.022.465	709.027.068
112.111	Complejo de Acción Social por la Música "Simón Bolívar"	03-01-2011	30-12-2016	17.628.959	21.027.280	243.755.000	1.594.157.510	1.876.568.749
	TOTAL			**240.032.265**	**252.762.280**	**386.621.297**	**1.706.179.975**	**2.585.595.817**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
29.444	Segunda Fase del Programa de Apoyo al Centro de Acción Social por la Música	Centro	4		4	51.735.000	180.000.000			231.735.000
112.111	Complejo de Acción Social por la Música "Simón Bolívar"	Edificio			1	880.203	20.147.077			21.027.280
116.174	Centro Nacional de Acción Social por la Música	Niña, Niño, Adolescente y Joven			1		20.658.720			20.658.720
116.175	Ampliación y Fortalecimiento de la Red Nacional de Orquestas y Coros Juveniles e Infantiles de Venezuela	Población Atendida			82	1.403.313	144.255.350			145.658.663
TOTAL						**54.018.856**	**365.061.147**			**419.079.663**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		84.134.493			84.134.493
02	Gestión Administrativa	41.600.301				41.600.301
03	Previsión y Protección Social		1.263.418			1.263.418
	TOTAL	**41.600.301**	**85.397.911**			**126.998.212**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**591**	**650**	**162**	**1.403**	**33.250.165**		**33.250.165**
Alto Nivel y de Dirección	46	35		81	4.258.935		4.258.935
Profesional y Técnico	284	228	48	560	23.384.132		23.384.132
Administrativo	188	144	106	438	1.701.639		1.701.639
Docente	41	134	6	181	1.235.966		1.235.966
Obrero	32	109	2	143	2.669.493		2.669.493
Personal Fijo a Tiempo Parcial	**761**	**236**		**997**	**18.539.508**		**18.539.508**
Docente	761	236		997	18.539.508		18.539.508
Personal Contratado	**529**	**365**	**76**	**970**	**18.053.010**		**18.053.010**
Profesional y Técnico	54	79	19	152	10.843.150		10.843.150
Administrativo	376	192	57	625	3.616.214		3.616.214
Obrero	99	94		193	3.593.646		3.593.646
TOTAL	**1.881**	**1.251**	**238**	**3.370**	**69.842.683**		**69.842.683**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**6**	**7**	**13**	**479.770**
Empleado	6	7	13	479.770
Jubilados	**12**	**10**	**22**	**783.648**
Empleado	12	10	22	783.648
TOTAL	**18**	**17**	**35**	**1.263.418**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	252.471.413
4.02	Materiales, suministros y mercancías	445.223
4.03	Servicios no personales	12.023.241
4.04	Activos reales	238.274.279
4.07	Transferencias y donaciones	1.263.418
4.08	Otros gastos	6.980.504
4.11	Disminución de pasivos	34.619.797
	TOTAL	**546.077.875**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**251.715.294**
INGRESOS CORRIENTES ORDINARIOS	251.715.294
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	150.000
Venta de otros bienes y servicios	150.000
INGRESOS DE OPERACIÓN	100.000
Otros ingresos de operación	100.000
INGRESOS DE LA PROPIEDAD	230.000
Intereses	230.000
Intereses internos	230.000
Intereses por depósitos	230.000
TRANSFERENCIAS CORRIENTES	251.235.294
Transferencias corrientes internas recibidas del sector privado	923.313
De empresas privadas	923.313
Transferencias corrientes del sector público	250.311.981
Transferencias corrientes internas recibidas del sector público	250.311.981
De la República (Ministerio del Poder Popular del Despacho de la Presidencia)	250.311.981
Recursos Ordinarios	250.311.981
1.2 GASTOS CORRIENTES	**258.695.797**
GASTOS DE CONSUMO	257.432.379
Remuneraciones	250.451.875
Sueldos, salarios y otras retribuciones	69.301.318
Beneficios y complementos de sueldos y salarios	68.083.069
Aportes patronales	8.133.578
Prestaciones sociales y otras indemnizaciones	20.515.853
Asistencia socioeconómica	78.289.063
Otros gastos de personal	6.128.994
Depreciación y amortización	6.980.504
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.263.418
Al sector privado	1.263.418
Transferencias corrientes al sector privado	1.263.418
Directas a personas	1.263.418

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Pensiones y otros beneficios asociados	479.770
Jubilaciones y otros beneficios asociados	783.648
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(6.980.503)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**200.147.078**
RECURSOS PROPIOS DE CAPITAL	1
Desahorro en cuenta corriente	(6.980.503)
Incremento de la depreciación y amortización acumuladas	6.980.504
TRANSFERENCIAS Y DONACIONES DE CAPITAL	200.147.077
Transferencias y donaciones de capital del sector público	200.147.077
Transferencias de capital recibidas del sector público	200.147.077
De la República (Ministerio del Poder Popular del Despacho de la Presidencia)	200.147.077
Proyectos por Endeudamiento	200.147.077
• Segunda Fase del Programa de Apoyo al Centro de Acción Social por la Música	180.000.000
• Complejo de Acción Social por la Música Simón Bolívar	20.147.077
2.2 GASTOS DE CAPITAL	**252.762.281**
INVERSIÓN REAL DIRECTA	252.762.281
Formación bruta de capital fijo	252.762.281
Maquinaria, equipos y otros bienes muebles	100.274.279
Construcciones de bienes de dominio privado	138.000.000
Producción propia (gastos capitalizables)	14.488.002
Remuneraciones	2.019.538
Sueldos, salarios y otras retribuciones	2.019.538
Compra de bienes y servicios	6.899.959
Bienes de consumo	445.223
Servicios no personales	6.454.736
Impuestos indirectos	5.568.505
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(52.615.203)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**87.235.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	87.235.000
Disminución de otros activos financieros	87.235.000
Disminución de disponibilidades	87.235.000
Disminución de bancos	87.235.000
3.2 APLICACIONES FINANCIERAS	**87.235.000**
DISMINUCIÓN DE PASIVOS	34.619.797
Disminución de cuentas y efectos por pagar	32.769.961
Disminución de cuentas y efectos por pagar a corto plazo	23.716.953
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.009.960
Disminución cuentas por pagar a proveedores a corto plazo	20.706.993
Disminución de otras cuentas y efectos por pagar	9.053.008
Disminución de otras cuentas por pagar a corto plazo	9.053.008
Disminución de otros pasivos	1.849.836
Disminución de provisiones y reservas técnicas	1.849.836
Disminución de provisiones	1.849.836
Disminución de provisiones para beneficios sociales	1.849.836
DÉFICIT FINANCIERO	52.615.203

A0663

Instituto Nacional de Hipódromos (INH)

INSTITUTO NACIONAL DE HIPÓDROMOS (INH)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Nacional de Hipódromos tiene por objeto, la organización, funcionamiento, administración y explotación de los hipódromos nacionales, con el fin específico de contribuir al fomento y mejora de la especie equina dentro del país, y promover con sus ingresos, actividades con propósito social, cultural y deportivo. Tiene como misión la administración de recursos materiales, destinados al financiamiento de programas sociales, que redunden en un mejoramiento continuo de la calidad de vida de la población, en áreas como salud, educación y recreación.

En tal sentido, el Instituto Nacional de Hipódromos, formula el presupuesto de ingresos y gastos del año 2012, con basamento en el fin social que caracteriza a los órganos de la Administración Pública, destacando el contenido del Decreto N° 22 de fecha 29 de octubre de 1999, que ordena liquidar el personal, preservando y manteniendo la actividad hípica nacional.

Por consiguiente, los créditos presupuestarios 2012, se adjudican solamente a las Acciones Centralizadas, no formulándose ningún proyecto, al estar en proceso de liquidación y supresión.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**712.973.154**
INGRESOS CORRIENTES ORDINARIOS	712.973.154
INGRESOS DE OPERACIÓN	712.973.154
Otros ingresos de operación	712.973.154
INGRESOS DE CAPITAL	**501.800.000**
RECURSOS PROPIOS DE CAPITAL	501.800.000
Venta y/o desincorporación de activos fijos	500.000.000
Incremento de la depreciación y amortización acumuladas	1.800.000
TOTAL RECURSOS	**1.214.773.154**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**698.818.154**
GASTOS DE CONSUMO	256.318.154
Remuneraciones	157.417.945
Sueldos, salarios y otras retribuciones	28.930.540
Beneficios y complementos de sueldos y salarios	42.633.305
Aportes patronales	618.600
Prestaciones sociales y otras indemnizaciones	31.000.000
Asistencia socioeconómica	54.235.500
Compra de bienes y servicios	71.161.659
Bienes de consumo	21.331.974
Servicios no personales	49.829.685
Impuestos indirectos	25.938.550
Depreciación y amortización	1.800.000
IMPUESTOS DIRECTOS	332.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	110.500.000
Al sector privado	110.500.000
Transferencias corrientes al sector privado	110.500.000
Directas a personas	110.500.000
Pensiones y otros beneficios asociados	27.000.000
Jubilaciones y otros beneficios asociados	72.500.000
Otras transferencias directas a personas	11.000.000
GASTOS DE CAPITAL	**15.655.000**
INVERSIÓN REAL DIRECTA	15.655.000
Formación bruta de capital fijo	15.655.000
Maquinaria, equipos y otros bienes muebles	15.655.000
APLICACIONES FINANCIERAS	**500.300.000**
DISMINUCIÓN DE PASIVOS	500.300.000
Disminución de cuentas y efectos por pagar	500.300.000
Disminución de cuentas y efectos por pagar a corto plazo	500.300.000
Disminución de aportes patronales y retenciones laborales por pagar	500.300.000
TOTAL GASTOS	**1.214.773.154**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	157.417.945				157.417.945
02	Gestión Administrativa	946.855.209				946.855.209
03	Previsión y Protección Social	110.500.000				110.500.000
	TOTAL	**1.214.773.154**				**1.214.773.154**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**33**	**47**		**80**	**5.225.000**	**37.500**	**5.262.500**
Directivo	6	10		16	2.280.000	15.058	2.295.058
Profesional y Técnico	21	23		44	1.570.477	10.304	1.580.781
Administrativo	5	13		18	974.523	7.638	982.161
Obrero	1	1		2	400.000	4.500	404.500
Personal Fijo a Tiempo Parcial	**3**	**7**		**10**	**990.000**		**990.000**
Profesional y Técnico	3	7		10	990.000		990.000
Personal Contratado	**190**	**257**		**447**	**22.500.540**		**22.500.540**
Profesional y Técnico	34	55		89	5.830.600		5.830.600
Administrativo	68	72		140	9.720.360		9.720.360
Médico	5	8		13	649.580		649.580
Obrero	83	122		205	6.300.000		6.300.000
TOTAL	**226**	**311**		**537**	**28.715.540**	**37.500**	**28.753.040**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**270**	**361**	**631**	**27.000.000**
Obrero	140	91	231	10.939.197
Empleado	130	270	400	16.060.803
Jubilados	**1.140**	**545**	**1.685**	**72.500.000**
Obrero	566	243	809	34.604.894
Empleado	574	302	876	37.895.106
TOTAL	**1.410**	**906**	**2.316**	**99.500.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	157.417.945
4.02	Materiales, suministros y mercancías	21.331.974
4.03	Servicios no personales	75.768.235
4.04	Activos reales	15.655.000
4.07	Transferencias y donaciones	110.500.000
4.08	Otros gastos	333.800.000
4.11	Disminución de pasivos	500.300.000
	TOTAL	**1.214.773.154**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**712.973.154**
INGRESOS CORRIENTES ORDINARIOS	712.973.154
INGRESOS DE OPERACIÓN	712.973.154
Otros ingresos de operación	712.973.154
1.2 GASTOS CORRIENTES	**698.818.154**
GASTOS DE CONSUMO	256.318.154
Remuneraciones	157.417.945
Sueldos, salarios y otras retribuciones	28.930.540
Beneficios y complementos de sueldos y salarios	42.633.305
Aportes patronales	618.600
Prestaciones sociales y otras indemnizaciones	31.000.000
Asistencia socioeconómica	54.235.500
Compra de bienes y servicios	71.161.659
Bienes de consumo	21.331.974
Servicios no personales	49.829.685
Impuestos indirectos	25.938.550
Depreciación y amortización	1.800.000
IMPUESTOS DIRECTOS	332.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	110.500.000
Al sector privado	110.500.000
Transferencias corrientes al sector privado	110.500.000
Directas a personas	110.500.000
Pensiones y otros beneficios asociados	27.000.000
Jubilaciones y otros beneficios asociados	72.500.000
Otras transferencias directas a personas	11.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**14.155.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**515.955.000**
RECURSOS PROPIOS DE CAPITAL	515.955.000
Ahorro en cuenta corriente	14.155.000
Venta y/o desincorporación de activos fijos	500.000.000
De activos fijos	500.000.000
Incremento de la depreciación y amortización acumuladas	1.800.000
2.2 GASTOS DE CAPITAL	**15.655.000**
INVERSIÓN REAL DIRECTA	15.655.000
Formación bruta de capital fijo	15.655.000
Maquinaria, equipos y otros bienes muebles	15.655.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**500.300.000**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**500.300.000**
SUPERÁVIT FINANCIERO	500.300.000
3.2 APLICACIONES FINANCIERAS	**500.300.000**
DISMINUCIÓN DE PASIVOS	500.300.000
Disminución de cuentas y efectos por pagar	500.300.000
Disminución de cuentas y efectos por pagar a corto plazo	500.300.000
Disminución de aportes patronales y retenciones laborales por pagar	500.300.000

A1604

Fundación Oficina Presidencial de Planes y Proyectos Especiales

FUNDACIÓN OFICINA PRESIDENCIAL DE PLANES Y PROYECTOS ESPECIALES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Oficina Presidencial de Planes y Proyectos Especiales, tiene como misión planificar, proyectar y ejecutar acciones urbanísticas, arquitectónicas o paisajísticas, a través de planes y proyectos al servicio de las comunidades.

En este sentido, el ente consolidará los planes y proyectos urbanísticos, arquitectónicos o paisajísticos de manera coordinada, permitiendo hacer del espacio público un instrumento del ciudadano, a fin de armonizar el sujeto social con su entorno, de acuerdo con el Proyecto Nacional Simón Bolívar.

La Fundación pautará las acciones para la formulación de planes a corto, mediano y largo plazo, para la ejecución de proyectos de carácter extraordinario, que satisfagan las necesidades urbanísticas, arquitectónicas paisajísticas o aquellas que le sean encomendadas por el ciudadano Comandante Presidente de la República Bolivariana de Venezuela.

La Fundación Oficina Presidencial de Planes y Proyectos Especiales, contará con un presupuesto de ingresos y gastos para el año 2012 de Bs. 20.030.000, de los cuales Bs. 20.000.000 provienen de las transferencias corrientes asignadas por el Ejecutivo Nacional, a través del Ministerio del Poder Popular del Despacho de la Presidencia y Bs. 30.000 de recursos provenientes de la variación en la depreciación y amortización de activos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**20.000.000**
INGRESOS CORRIENTES ORDINARIOS	20.000.000
TRANSFERENCIAS CORRIENTES	20.000.000
Transferencias corrientes del sector público	20.000.000
Transferencias corrientes internas recibidas del sector público	20.000.000
De la República	20.000.000
INGRESOS DE CAPITAL	**30.000**
RECURSOS PROPIOS DE CAPITAL	30.000
Incremento de la depreciación y amortización acumuladas	30.000
TOTAL RECURSOS	**20.030.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**19.850.000**
GASTOS DE CONSUMO	19.850.000
Remuneraciones	15.779.061
Sueldos, salarios y otras retribuciones	4.125.052
Beneficios y complementos de sueldos y salarios	3.680.922
Aportes patronales	1.040.961
Prestaciones sociales y otras indemnizaciones	1.204.473
Asistencia socioeconómica	3.908.183
Otros gastos de personal	1.819.470
Compra de bienes y servicios	3.594.426
Bienes de consumo	2.080.000
Servicios no personales	1.514.426
Impuestos indirectos	446.513
Depreciación y amortización	30.000
GASTOS DE CAPITAL	**150.000**
INVERSIÓN REAL DIRECTA	150.000
Formación bruta de capital fijo	150.000
Maquinaria, equipos y otros bienes muebles	150.000
APLICACIONES FINANCIERAS	**30.000**
INVERSIÓN FINANCIERA	30.000
Incremento de otros activos financieros	30.000
Incremento de disponibilidades	30.000
Incremento de bancos	30.000
TOTAL GASTOS	**20.030.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115.749	Contribuir y Ejecutar Mejoras y Soluciones de los Problemas Urbanísticos, Arquitectónicos y Paisajísticos a Nivel Nacional	Obra			1		500.000			500.000
TOTAL							**500.000**			**500.000**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Concepto	Fuente de Financiamiento				Presupuesto 2012
	Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
Dirección y Coordinación de los Gastos de los Trabajadores		15.779.061			15.779.061
Gestión Administrativa	30.000	3.720.939			3.750.939
TOTAL	**30.000**	**19.500.000**			**19.530.000**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**7**	**18**		**25**	**401.076**	**835.006**	**1.236.082**
Alto Nivel y de Dirección	3	7		10	191.460	428.769	620.229
Profesional y Técnico	4	11		15	209.616	406.237	615.853
Personal Contratado	**29**	**20**		**49**	**3.723.976**		**3.723.976**
Profesional y Técnico	29	20		49	3.723.976		3.723.976
TOTAL	**36**	**38**		**74**	**4.125.052**	**835.006**	**4.960.058**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	15.779.061
4.02	Materiales, suministros y mercancías	2.080.000
4.03	Servicios no personales	1.960.939
4.04	Activos reales	150.000
4.05	Activos financieros	30.000
4.08	Otros gastos	30.000
	TOTAL	**20.030.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**20.000.000**
INGRESOS CORRIENTES ORDINARIOS	20.000.000
TRANSFERENCIAS CORRIENTES	20.000.000
Transferencias corrientes del sector público	20.000.000
Transferencias corrientes internas recibidas del sector público	20.000.000
De la República (Ministerio del Poder Popular del Despacho de la Presidencia)	20.000.000
Recursos Ordinarios	20.000.000
1.2 GASTOS CORRIENTES	**19.850.000**
GASTOS DE CONSUMO	19.850.000
Remuneraciones	15.779.061
Sueldos, salarios y otras retribuciones	4.125.052
Beneficios y complementos de sueldos y salarios	3.680.922
Aportes patronales	1.040.961
Prestaciones sociales y otras indemnizaciones	1.204.473
Asistencia socioeconómica	3.908.183
Otros gastos de personal	1.819.470
Compra de bienes y servicios	3.594.426
Bienes de consumo	2.080.000
Servicios no personales	1.514.426
Impuestos indirectos	446.513
Depreciación y amortización	30.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**150.000**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**180.000**
RECURSOS PROPIOS DE CAPITAL	180.000
Ahorro en cuenta corriente	150.000
Incremento de la depreciación y amortización acumuladas	30.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**150.000**
INVERSIÓN REAL DIRECTA	150.000
Formación bruta de capital fijo	150.000
Maquinaria, equipos y otros bienes muebles	150.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**30.000**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**30.000**
SUPERÁVIT FINANCIERO	30.000
3.2 APLICACIONES FINANCIERAS	**30.000**
INVERSIÓN FINANCIERA	30.000
Incremento de otros activos financieros	30.000
Incremento de disponibilidades	30.000
Incremento de bancos	30.000

41
Ministerio del Poder Popular para la Alimentación

Ministerio del Poder Popular para la Alimentación

A0057 Instituto Nacional de Nutrición (INN)

A0421 Fundación Programa de Alimentos Estratégicos (Fundaproal)

A0057

Instituto Nacional de Nutrición (INN)

INSTITUTO NACIONAL DE NUTRICIÓN (INN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto nace con la responsabilidad de garantizar el derecho a la alimentación y nutrición de los requerimientos y necesidades de la población, con énfasis en los grupos vulnerables y los sectores más excluidos en el ámbito nacional, teniendo como premisa la dignificación de la atención de estos servicios. En tal sentido, plantea la educación masiva y protección alimentaria nutricional, cuyos resultados contribuyan a recuperar, mejorar o mantener el estado nutricional, alcanzar la adecuada y efectiva contraloría social, soberanía nutricional y por ende mejorar la calidad de vida de las comunidades, directamente entrelazadas con los comités de salud y consultorios populares de la Misión Barrio Adentro.

Para el ejercicio fiscal 2012, el instituto tiene previsto desarrollar las siguientes acciones:

- Promover una ética, cultura y educación liberadoras y solidarias con el fin de superar la pobreza y atender integralmente a la población en situación de pobreza extrema y máxima exclusión social, asi como promover el desarrollo humano, familiar y socio laboral.
- Realizar investigaciones nutricionales para la detección y el combate de la obesidad en el país, con la finalidad de establecer hábitos alimentarios y determinar el factor de riesgo de obesidad.
- Contribuir a la planificación y desarrollo de investigaciones nutricionales en los beneficiarios de la Misión Alimentación, para determinar el diagnostico de la situación alimentaría nutricional, en grupos de población y áreas especificas.
- Formar técnicos, profesionales y especialistas en el área agroalimentaria y nutricional, con alto perfil social, que contribuyan a la construcción, rescate, valoración y promoción del nuevo paradigma de cultura alimentaría y nutricional de Venezuela, con un enfoque gerencial, tecnológico y comunitario.
- Desarrollar campañas publicitarias orientada a incentivar una nueva cultura nutricional "del buen comer para el buen vivir", además de masificar información sobre alimentación y nutrición, utilizando herramientas comunicacionales y educativas.

Con el fin de lograr los objetivos planteados, el Instituto, para el año 2012 cuenta con un presupuesto de ingresos y gastos que asciende a Bs. 674.107.533, que será financiado con transferencias del Ministerio del Poder Popular para la Alimentación por Bs. 672.607.533, recursos propios por Bs. 1.500.000, producto de la venta de otros bienes y servicios, intereses por depósitos e incremento de la depreciación y amortización acumuladas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**652.284.626**
INGRESOS CORRIENTES ORDINARIOS	652.284.626
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	500.000
Venta de otros bienes y servicios	500.000
INGRESOS DE LA PROPIEDAD	500.000
Intereses	500.000
Intereses internos	500.000
Intereses por depósitos	500.000
TRANSFERENCIAS CORRIENTES	651.284.626
Transferencias corrientes del sector público	651.284.626
Transferencias corrientes internas recibidas del sector público	651.284.626
De la República	651.284.626
INGRESOS DE CAPITAL	**21.822.907**
RECURSOS PROPIOS DE CAPITAL	500.000
Incremento de la depreciación y amortización acumuladas	500.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	21.322.907
Transferencias y donaciones de capital del sector público	21.322.907
Transferencias de capital recibidas del sector público	21.322.907
De la República	21.322.907
TOTAL RECURSOS	**674.107.533**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**651.284.626**
GASTOS DE CONSUMO	508.693.979
Remuneraciones	458.088.452
Sueldos, salarios y otras retribuciones	199.795.415
Beneficios y complementos de sueldos y salarios	143.290.158
Aportes patronales	25.506.486
Prestaciones sociales y otras indemnizaciones	22.426.210
Asistencia socioeconómica	66.666.125
Otros gastos de personal	404.058
Compra de bienes y servicios	39.571.367
Bienes de consumo	25.261.895
Servicios no personales	14.309.472
Impuestos indirectos	10.534.160
Depreciación y amortización	500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	142.590.647
Al sector privado	142.590.647
Transferencias corrientes al sector privado	141.330.647
Directas a personas	141.330.647
Pensiones y otros beneficios asociados	11.193.424
Jubilaciones y otros beneficios asociados	130.137.223
Donaciones corrientes al sector privado	1.260.000
Donaciones a personas	1.080.110
Donaciones a instituciones sin fines de lucro	179.890
GASTOS DE CAPITAL	**21.322.907**
INVERSIÓN REAL DIRECTA	21.322.907
Formación bruta de capital Fijo	21.322.907
Maquinaria, equipos y otros bienes muebles	19.836.275
Construcciones de bienes de dominio privado	1.486.632
APLICACIONES FINANCIERAS	**1.500.000**
INVERSIÓN FINANCIERA	500.000
Incremento de otros activos financieros	500.000
Incremento de disponibilidades	500.000
Incremento de bancos	500.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
DISMINUCIÓN DE PASIVOS	1.000.000
Disminución de cuentas y efectos por pagar	1.000.000
Disminución de cuentas y efectos por pagar a corto plazo	1.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.000.000
TOTAL GASTOS	**674.107.533**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115834	Investigaciones Nutricionales para la Detección y el Combate de la Obesidad en el País	Investigación			6		14.839.194			14.839.194
115836	Escuela Venezolana de Alimentación "Bicentenaria 5 de Julio"	Persona			1.500		16.000.000			16.000.000
115904	Campaña de Masificación de la Nueva Cultura Nutricional del Buen Comer para el Buen Vivir	Persona			9.850.000		8.000.000			8.000.000
115937	Expansión de la Cocina Socialista Itinerante	Persona Atendida			980.119		18.822.907			18.822.907
TOTAL							**57.662.101**			**57.662.101**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		459.433.937			459.433.937
02	Gestión Administrativa	1.500.000	13.657.057			15.157.057
03	Previsión y Protección Social		141.330.647			141.330.647
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		523.791			523.791
TOTAL		**1.500.000**	**614.945.432**			**616.445.432**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**4.041**	**1.081**		**5.122**	**188.604.124**	**11.829.750**	**200.433.874**
Alto Nivel y de Dirección	8	2		10	56.845	5.517	62.362
Directivo	17	8		25	1.080.050	104.830	1.184.880
Profesional y Técnico	539	108		647	21.032.571	2.041.418	23.073.989
Personal Administrativo	696	74		770	34.162.930	3.315.848	37.478.778
Personal Médico	9	8		17	512.390	49.732	562.122
Obrero	2.772	881		3.653	131.759.338	6.312.405	138.071.743
Personal Contratado	**289**	**236**		**525**	**9.788.949**		**9.788.949**
Personal Administrativo	192	174		366	6.805.301		6.805.301
Personal de Investigación	5			5	99.779		99.779
Obrero	92	62		154	2.883.869		2.883.869
TOTAL	**4.330**	**1.317**		**5.647**	**198.393.073**	**11.829.750**	**210.222.823**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**327**	**217**	**544**	**11.193.424**
Obreros	158	105	263	5.447.188
Empleados	169	112	281	5.746.236
Jubilados	**3.336**	**2.224**	**5.560**	**130.137.223**
Obreros	2.432	1.622	4.054	76.085.489
Empleados	904	602	1.506	54.051.734
TOTAL	**3.663**	**2.441**	**6.104**	**141.330.647**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	458.088.452
4.02	Materiales, suministros y mercancías	25.261.895
4.03	Servicios no personales	24.843.632
4.04	Activos reales	21.322.907
4.05	Activos financieros	500.000
4.07	Transferencias y donaciones	142.590.647
4.08	Otros gastos	500.000
4.11	Disminución de pasivos	1.000.000
	TOTAL	674.107.533

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**652.284.626**
INGRESOS CORRIENTES ORDINARIOS	652.284.626
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	500.000
Venta de otros bienes y servicios	500.000
INGRESOS DE LA PROPIEDAD	500.000
Intereses	500.000
Intereses internos	500.000
Intereses por depósitos	500.000
TRANSFERENCIAS CORRIENTES	651.284.626
Transferencias corrientes del sector público	651.284.626
Transferencias corrientes internas recibidas del sector público	651.284.626
De la República	651.284.626
Ministerio del Poder Popular para la Alimentación	651.284.626
Recursos Ordinarios	651.284.626
1.2 GASTOS CORRIENTES	**651.284.626**
GASTOS DE CONSUMO	508.693.979
Remuneraciones	458.088.452
Sueldos, salarios y otras retribuciones	199.795.415
Beneficios y complementos de sueldos y salarios	143.290.158
Aportes patronales	25.506.486
Prestaciones sociales y otras indemnizaciones	22.426.210
Asistencia socioeconómica	66.666.125
Otros gastos de personal	404.058
Compra de bienes y servicios	39.571.367
Bienes de consumo	25.261.895
Servicios no personales	14.309.472
Impuestos indirectos	10.534.160
Depreciación y amortización	500.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
TRANSFERENCIAS Y DONACIONES CORRIENTES	142.590.647
Al sector privado	142.590.647
Transferencias corrientes al sector privado	141.330.647
Directas a personas	141.330.647
Pensiones y otros beneficios asociados	11.193.424
Jubilaciones y otros beneficios asociados	130.137.223
Donaciones corrientes al sector privado	1.260.000
Donaciones a personas	1.080.110
Donaciones a instituciones sin fines de lucro	179.890
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.000.000**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**22.822.907**
RECURSOS PROPIOS DE CAPITAL	1.500.000
Ahorro en Cuenta Corriente	1.000.000
Incremento de la depreciación y amortización acumuladas	500.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	21.322.907
Transferencias y donaciones de capital del sector público	21.322.907
Transferencias de capital recibidas del sector público	21.322.907
De la República	21.322.907
Ministerio del Poder Popular para la Alimentación	21.322.907
Recursos Ordinarios	21.322.907
2.2 GASTOS DE CAPITAL	**21.322.907**
INVERSIÓN REAL DIRECTA	21.322.907
Formación bruta de capital Fijo	21.322.907
Maquinaria, equipos y otros bienes muebles	19.836.275
Construcciones de bienes de dominio privado	1.486.632
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**1.500.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.500.000**
SUPERÁVIT FINANCIERO	1.500.000
3.2 APLICACIONES FINANCIERAS	**1.500.000**
INVERSIÓN FINANCIERA	500.000
Incremento de otros activos financieros	500.000
Incremento de disponibilidades	500.000
Incremento de bancos	500.000
DISMINUCIÓN DE PASIVOS	1.000.000
Disminución de cuentas y efectos por pagar	1.000.000
Disminución de cuentas y efectos por pagar a corto plazo	1.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.000.000

A0421

Fundación Programa de Alimentos Estratégicos (Fundaproal)

FUNDACIÓN PROGRAMA DE ALIMENTOS ESTRATÉGICOS (FUNDAPROAL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación tiene como misión proteger a los segmentos más vulnerables y excluidos socialmente de la población venezolana, garantizándoles, el acceso oportuno y permanente a la alimentación, para lo cual lleva a cabo la ejecución del Proyecto Casas de Alimentación (Mercal Máxima Protección), procurándole así la seguridad alimentaria a los beneficiarios.

Bajo los principios institucionales básicos de cooperación ciudadana y solidaridad humanitaria, la Fundación Programa de Alimentos Estratégicos (Fundaproal), establece políticas destinadas a satisfacer la necesidad social para la cual fue creada, abarcando áreas de acción comunitaria con la participación popular a través de la comunidad organizada.

En tal sentido, Fundaproal para el año 2012, desarrollará las siguientes actividades enmarcadas dentro de la Misión Alimentación, que garantizan el acceso oportuno y permanente al consumo de alimentos balanceados y equilibrados:

- Suministrar 104.050 toneladas de alimentos a las 6.000 Casas de Alimentación para atender a más de 600.000 personas en condiciones de mayor vulnerabilidad.
- Garantizar el funcionamiento de las Casas de Alimentación, mediante el mantenimiento preventivo de las casas y equipos, y el suministro oportuno de cilindros de gas.
- Entregar suplementos nutricionales a 380.500 personas aproximadamente, en situación de pobreza extrema, casos críticos de desnutrición y/o que están localizados en zonas de difícil acceso, mediante el suministro de módulos (bolsas).
- Incentivar el trabajo voluntario de 30.000 elaboradoras y elaboradores de las Casas de Alimentación, mediante el otorgamiento de beca-ayudas.
- Diseñar el marco metodológico para la recopilación y procesamiento de datos socio-económicos de 387.580 mujeres y 357.767 hombres, para un total de 745.347 beneficiarios de los programas de alimentación e inserción.

La Fundación para el ejercicio fiscal 2012 contará con un presupuesto de ingresos y gastos que asciende a Bs. 1.773.745.171, que será financiado con transferencias del Ministerio del Poder Popular para la Alimentación por Bs. 914.000.000, recursos propios por Bs. 126.613, producto del incremento de la depreciación y amortización acumuladas e incremento de cuentas por pagar a proveedores (MERCAL, c.a.), por Bs. 859.618.558.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**906.247.350**
INGRESOS CORRIENTES ORDINARIOS	906.247.350
TRANSFERENCIAS CORRIENTES	906.247.350
Transferencias corrientes del sector público	906.247.350
Transferencias corrientes internas recibidas del sector público	906.247.350
De la República	906.247.350
INGRESOS DE CAPITAL	**7.879.263**
RECURSOS PROPIOS DE CAPITAL	126.613
Incremento de la depreciación y amortización acumuladas	126.613
TRANSFERENCIAS Y DONACIONES DE CAPITAL	7.752.650
Transferencias y donaciones de capital del sector público	7.752.650
Transferencias de capital recibidas del sector público	7.752.650
De la República	7.752.650
FUENTES DE FINANCIAMIENTO	**859.618.558**
INCREMENTO DE PASIVOS	859.618.558
Incremento de cuentas y efectos por pagar	859.618.558
Incremento de cuentas y efectos por pagar a mediano y largo plazo	859.618.558
Incremento de cuentas por pagar a proveedores a mediano y largo plazo	859.618.558
TOTAL RECURSOS	**1.773.745.171**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**1.765.865.908**
GASTOS DE CONSUMO	1.437.439.908
Remuneraciones	162.240.732
Sueldos, salarios y otras retribuciones	29.253.257
Beneficios y complementos de sueldos y salarios	59.879.426
Aportes patronales	8.780.061
Prestaciones sociales y otras indemnizaciones	12.107.017
Asistencia socioeconómica	52.220.971
Compra de bienes y servicios	1.239.869.705
Bienes de consumo	1.112.929.293
Servicios no personales	126.940.412
Impuestos indirectos	35.202.858
Depreciación y amortización	126.613
TRANSFERENCIAS Y DONACIONES CORRIENTES	328.426.000
Al sector privado	328.326.000
Donaciones corrientes al sector privado	328.326.000
Donaciones a personas	328.326.000
Al sector público	100.000
Transferencias corrientes al sector público	100.000
A instituciones de protección social	100.000
GASTOS DE CAPITAL	**7.752.650**
INVERSIÓN REAL DIRECTA	7.752.650
Formación bruta de capital Fijo	7.552.650
Maquinaria, equipos y otros bienes muebles	7.552.650
Bienes intangibles	200.000
APLICACIONES FINANCIERAS	**126.613**
INVERSIÓN FINANCIERA	126.613
Incremento de otros activos financieros	126.613
Incremento de disponibilidades	126.613
Incremento de bancos	126.613
TOTAL GASTOS	**1.773.745.171**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115876	Casas de Alimentación (Mercal Máxima Protección)	Persona Beneficiada			1.010.500		711.596.425		859.618.558	1.571.214.983
115932	Diseño e Implementación del Sistema Estadístico de FUNDAPROAL	Sistema			1		438.632			438.632
	TOTAL						712.035.057		859.618.558	1.571.653.615

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		170.184.182			170.184.182
02	Gestión Administrativa	126.613	28.000.000			28.126.613
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		3.780.761			3.780.761
	TOTAL	126.613	201.964.943			202.091.556

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**460**	**440**		**900**	**28.375.564**	**1.499.277**	**29.874.841**
Alto Nivel y de Dirección	1			1	80.667	2.111	82.778
Directivo	7	6		13	906.955	45.348	952.303
Profesional y Técnico	234	224		458	16.757.947	837.897	17.595.844
Personal Administrativo	218	210		428	10.629.995	613.921	11.243.916
Personal Contratado	**11**	**9**		**20**	**720.000**		**720.000**
Profesional y Técnico	11	9		20	720.000		720.000
TOTAL	**471**	**449**		**920**	**29.095.564**	**1.499.277**	**30.594.841**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	162.240.732
4.02	Materiales, suministros y mercancías	1.112.929.293
4.03	Servicios no personales	162.143.270
4.04	Activos reales	7.752.650
4.05	Activos financieros	126.613
4.07	Transferencias y donaciones	328.426.000
4.08	Otros gastos	126.613
	TOTAL	**1.773.745.171**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**906.247.350**
INGRESOS CORRIENTE ORDINARIO	906.247.350
TRANSFERENCIAS CORRIENTES	906.247.350
Transferencias corrientes del sector público	906.247.350
Transferencias corrientes internas recibidas del sector público	906.247.350
De la República	906.247.350
Ministerio del Poder Popular para la Alimentación	906.247.350
Recursos Ordinarios	906.247.350
1.2 GASTOS CORRIENTES	**1.765.865.908**
GASTOS DE CONSUMO	1.437.439.908
Remuneraciones	162.240.732
Sueldos, salarios y otras retribuciones	29.253.257
Beneficios y complementos de sueldos y salarios	59.879.426
Aportes patronales	8.780.061
Prestaciones sociales y otras indemnizaciones	12.107.017
Asistencia socioeconómica	52.220.971
Compra de bienes y servicios	1.239.869.705
Bienes de consumo	1.112.929.293
Servicios no personales	126.940.412
Impuestos indirectos	35.202.858
Depreciación y amortización	126.613
TRANSFERENCIAS Y DONACIONES CORRIENTES	328.426.000
Al sector privado	328.326.000
Donaciones corrientes al sector privado	328.326.000
Donaciones a personas	328.326.000
Al sector público	100.000
Transferencias corrientes al sector público	100.000
A instituciones de protección social	100.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(859.618.558)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(851.739.295)**
RECURSOS PROPIOS DE CAPITAL	(859.491.945)
Desahorro en Cuenta Corriente	(859.618.558)
Incremento de la depreciación y amortización acumuladas	126.613
TRANSFERENCIAS Y DONACIONES DE CAPITAL	7.752.650
Transferencias y donaciones de capital del sector público	7.752.650
Transferencias de capital recibidas del sector público	7.752.650
De la República	7.752.650
Ministerio del Poder Popular para la Alimentación	7.752.650
Recursos Ordinarios	7.752.650
2.2 GASTOS DE CAPITAL	**7.752.650**
INVERSIÓN REAL DIRECTA	7.752.650
Formación bruta de capital Fijo	7.552.650
Maquinaria, equipos y otros bienes muebles	7.552.650
Bienes intangibles	200.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(859.491.945)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**859.618.558**
INCREMENTO DE PASIVOS	859.618.558
Incremento de cuentas y efectos por pagar	859.618.558
Incremento de cuentas y efectos por pagar a mediano y largo plazo	859.618.558
Incremento de cuentas por pagar a proveedores a mediano y largo plazo	859.618.558
3.2 APLICACIONES FINANCIERAS	**859.618.558**
INVERSIÓN FINANCIERA	126.613
Incremento de otros activos financieros	126.613
Incremento de disponibilidades	126.613
Incremento de bancos	126.613
DÉFICIT FINANCIERO	859.491.945

43

Ministerio del Poder Popular para las Industrias Básicas y Minería

Ministerio del Poder Popular para las Industrias Básicas y Minería

A0024	Corporación Venezolana de Guayana (C.V.G.)
A0199	Instituto Nacional de Geología y Minería (INGEOMIN)
A0428	Fundación Misión Piar

A0024

Corporación Venezolana de Guayana (C.V.G.)

CORPORACIÓN VENEZOLANA DE GUAYANA (C.V.G.)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Corporación Venezolana de Guayana (CVG), adscrita al Ministerio del Poder Popular para las Industrias Básicas y Minería (Mppibam), creada mediante Decreto N° 430, de fecha 29 de diciembre de 1960, está orientada a cumplir con su rol planificador y promotor de un modelo de desarrollo integral, humanista y sustentable en coordinación con otras instituciones, a los fines de impulsar el nuevo modelo socio-productivo del país.

Con esta visión y en el marco de los lineamientos dictados por el Ejecutivo Nacional, la CVG, se ha convertido en la agencia de desarrollo regional, cuya responsabilidad se fundamenta en la promoción de inversiones; la planificación concertada del desarrollo y la coordinación interinstitucional de los agentes del territorio, este último, como elemento clave y necesario para la atracción de inversiones que le den coherencia a los esfuerzos que desde la región, acometen los distintos agentes territoriales, garantizando de esta manera, gobernabilidad mediante instrumentos de gestión compartida y facilitando los procesos para la realización de proyectos y programas que dinamicen el desarrollo de la Región Guayana.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Corporación en el año 2012, se estiman en Bs. 12.538.417.666, provenientes de la fuente de financiamiento siguiente:

– Recursos Propios	Bs.	12.538.417.666

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Corporación presenta una estructura de gastos por Proyectos que demanda la cantidad de Doscientos Trece Millones Ciento Ochenta y Ocho Mil Cuatrocientos Noventa y Un Bolívares Exactos (Bs. 213.188.491), y por Acciones Centralizadas, un monto de Doce Mil Trescientos Veinticinco Millones Doscientos Veintinueve Mil Ciento Setenta y Cinco Bolívares Exactos (Bs.12.325.229.175); en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de Personal	Bs.	567.471.903
– Materiales Suministros y Mercancías	Bs.	45.180.985
– Servicios No Personales	Bs.	131.024.742
– Activos Reales	Bs.	121.907.623
– Transferencias y Donaciones	Bs.	11.308.221.956
– Otros Gastos	Bs.	9.904.164
– Servicio de la Deuda Pública	Bs.	141.900.000
– Disminución de Pasivos	Bs.	212.806.293
Total	Bs.	**12.538.417.666**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Corporación Venezolana de Guayana en el ejercicio presupuestario 2012, se orientarán a la ejecución de los Proyectos siguientes:

- Producción de agua potable y saneamiento de aguas servidas;
- Construcción de viviendas en la Zona de Desarrollo de Guayana;
- Construcción, ampliación, reparaciones y mejoras de obras de edificaciones públicas en la Zona de Desarrollo de Guayana;
- Rehabilitación del sistema de protección de inundaciones del Delta del Orinoco;
- Desarrollo socioproductivo para las comunidades en los espacios funcionales de la Zona de Desarrollo de Guayana;
- Diseño y construcción de una planta para el manejo integral de los desechos industriales almacenados;
- Desarrollo de la piscicultura en la Zona de Desarrollo de Guayana;
- Desarrollo forestal en áreas de influencia de la Zona de Desarrollo de Guayana;
- Prospección, evaluación y supervisión de proyectos mineros bajo la administración de CVG.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

- Cuenta Corriente: Ahorro Bs. 146.711.966
- Cuenta Capital: Déficit Bs. 13.018.105

- **CUENTAS FINANCIERAS:**

Como fuentes de financiamiento destacan, una disminución de las disponibilidades en bancos por Bs. 2.634.454; una disminución de cuentas por cobrar por la cantidad de Bs. 344.089.944 y un incremento de efectos por pagar a proveedores por un monto de Bs. 21.000.000, las cuales totalizan la cantidad de Bs. 367.724.398, que se orientará a la disminución de cuentas por pagar por Bs. 212.806.293, al pago del servicio de la deuda pública externa por Bs.141.900.000 y el remanente de Bs. 13.018.105 a financiar el déficit que se ocasionará en la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	**12.159.911.104**
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	138.702.178
Venta de otros bienes y servicios	138.702.178
INGRESOS DE LA PROPIEDAD	768.041.625
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	768.041.625
Utilidades, rentas y dividendos entes descentralizados no petroleros	768.041.625
OTROS INGRESOS	11.253.167.301
Otros ingresos ajenos a la operación	11.253.167.301
INGRESOS DE CAPITAL	**10.782.164**
RECURSOS PROPIOS DE CAPITAL	10.782.164
Venta y/o desincorporación de activos fijos	878.000
De activos fijos	878.000
Incremento de la depreciación y amortización acumuladas	9.904.164
FUENTES DE FINANCIAMIENTO	**367.724.398**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	346.724.398
Disminución de otros activos financieros	346.724.398
Disminución de disponibilidades	2.634.454
Disminución de Bancos	2.634.454
Disminución de cuentas por cobrar a corto plazo	344.089.944
Disminución de cuentas comerciales por cobrar a corto plazo	344.089.944
INCREMENTO DE PASIVOS	21.000.000
Incremento de cuentas y efectos por pagar	21.000.000
Incremento de cuentas y efectos por pagar a corto plazo	21.000.000
Incremento de efectos por pagar a proveedores a corto plazo	21.000.000
TOTAL RECURSOS	**12.538.417.666**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**12.013.199.138**
GASTOS DE CONSUMO	704.977.182
Remuneraciones	567.471.903
Sueldos, salarios y otras retribuciones	154.301.845
Beneficios y complementos de sueldos y salarios	150.940.749
Aportes patronales	39.784.436
Prestaciones sociales y otras indemnizaciones	80.832.926
Asistencia socioeconómica	114.804.320
Otros gastos de personal	26.807.627
Compra de bienes y servicios	127.601.115
Bienes de consumo	45.180.985
Servicios no personales	82.420.130
Depreciación y amortización	9.904.164
TRANSFERENCIAS Y DONACIONES CORRIENTES	11.308.221.956
Al sector privado	53.153.792
Transferencias corrientes al sector privado	52.353.792
Directas a personas	52.353.792
Pensiones y otros beneficios asociados	13.261.473
Jubilaciones y otros beneficios asociados	39.092.319
Donaciones corrientes al sector privado	800.000
Donaciones a personas	800.000
Al sector público	11.255.068.164
Transferencias corrientes al sector público	11.238.772.781
A los entes descentralizados sin fines empresariales para sus gastos	4.700.000
A entes descentralizados con fines empresariales no petroleros	11.233.572.781
Al Poder Municipal	500.000
Donaciones corrientes al sector público	16.295.383
A la República	500.000
A los entes descentralizados sin fines empresariales	15.795.383
GASTOS DE CAPITAL	**170.512.235**
INVERSIÓN REAL DIRECTA	170.512.235
Formación bruta de capital Fijo	167.837.767
Maquinaria, equipos y otros bienes muebles	14.045.500
Bienes preexistentes	103.471.282
Construcciones de bienes de dominio privado	767.486

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Construcciones de bienes de dominio público	948.887
Producción propia (gastos capitalizables)	48.604.612
Compra de bienes y servicios	48.604.612
Servicios no personales	48.604.612
Bienes intangibles	2.674.468
APLICACIONES FINANCIERAS	**354.706.293**
DISMINUCIÓN DE PASIVOS	212.806.293
Disminución de cuentas y efectos por pagar	212.806.293
Disminución de cuentas y efectos por pagar a corto plazo	73.263.751
Disminución de efectos por pagar a proveedores a corto plazo	33.263.751
Disminución cuentas por pagar a contratistas a corto plazo	40.000.000
Disminución de otras cuentas y efectos por pagar	139.542.542
Disminución de otras cuentas por pagar a corto plazo	139.542.542
SERVICIO DE LA DEUDA PUBLICA	141.900.000
Servicio de la deuda pública externa	141.900.000
Amortización de préstamos recibidos externos directos a largo plazo	141.900.000
De instituciones financieras externas	141.900.000
TOTAL GASTOS	**12.538.417.666**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
99856	Producción de Agua Potable y Saneamiento de Aguas Servidas	01-01-2009	31-12-2013	71.058.111	49.794.869	66.118.590		186.971.570
100088	Construcción de Viviendas en la Zona de Desarrollo de Guayana (Z. D. G.)	01-01-2009	31-12-2014	106.030.121	50.891.365	1.359.962.820	1.797.949.834	3.314.834.140
101747	Construcción, ampliación, reparaciones y mejoras de Obras de Edificaciones Públicas en la Zona de Desarrollo de Guayana.	01-01-2009	31-12-2013	132.939.193	64.752.402	45.457.980		243.149.575
107797	Rehabilitación del Sistema de Protección de Inundaciones del Delta del Orinoco	01-01-2010	31-12-2016	23.613.870	965.773	38.102.863	15.208.052	77.890.558
112107	Desarrollo Socioproductivo para las comunidades de los Espacios Funcionales de la Zona de Desarrollo de Guayana	01-01-2011	31-12-2013	12.685.570	14.737.914	19.409.523		46.833.007
112113	Diseño y Construcción de una Planta para el Manejo Integral de los desechos industriales almacenados	01-01-2011	31-12-2014	600.000	2.096.446	3.421.002	2.000.000	8.117.448
112125	Desarrollo de la piscicultura en la Zona de Desarrollo de Guayana	05-01-2011	31-12-2016	35.580.823	1.558.208	1.367.730	5.863.532	44.370.293
116147	Prospección, evaluación y supervisión de proyectos mineros bajo la administración de CVG	01-01-2012	31-12-2014		7.952.142	8.487.848	11.086.823	27.526.813
116150	Desarrollo Forestal en áreas de influencia de la Zona de Desarrollo Guayana	01-01-2012	31-12-2014		20.439.372	16.439.000	27.870.000	64.748.372
	TOTAL			**382.507.688**	**213.188.491**	**1.558.767.356**	**1.859.978.241**	**4.014.441.776**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Cantidad: Fem.	Cantidad: Masc.	Cantidad: Total	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
99856	Producción de Agua Potable y Saneamiento de Aguas Servidas	Metro Cúbico			54.360.000	49.794.869				49.794.869
100088	Construcción de Viviendas en la Zona de Desarrollo de Guayana (Z. D. G.)	Vivienda			912	50.891.365				50.891.365
101747	Construcción, ampliación, reparaciones y mejoras de Obras de Edificaciones Públicas en la Zona de Desarrollo de Guayana.	Edificación			30	64.752.402				64.752.402
107797	Rehabilitación del Sistema de Protección de Inundaciones del Delta del Orinoco	Etapa			1	965.773				965.773
112107	Desarrollo Socioproductivo para las comunidades de los Espacios Funcionales de la Zona de Desarrollo de Guayana	Persona Capacitada			2.765	14.737.914				14.737.914
112113	Diseño y Construcción de una Planta para el Manejo Integral de los desechos industriales almacenados	Planta			1	2.096.446				2.096.446
112125	Desarrollo de la piscicultura en la Zona de Desarrollo de Guayana	Alevin			310.000	1.558.208				1.558.208
116147	Prospección, evaluación y supervisión de proyectos mineros bajo la administración de CVG	Inspección			212	7.952.142				7.952.142
116150	Desarrollo Forestal en áreas de influencia de la Zona de Desarrollo Guayana	Hectárea			1.121	20.439.372				20.439.372
	TOTAL					213.188.491				213.188.491

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	528.380.609				528.380.609
02	Gestión Administrativa	11.602.594.774				11.602.594.774
03	Previsión y Protección Social	52.353.792				52.353.792
05	Dirección y Coordinación del servicio de la deuda pública	141.900.000				141.900.000
	TOTAL	**12.325.229.175**				**12.325.229.175**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**734**	**1.553**	**2**	**2.289**	**125.909.101**		**125.909.101**
Directivo	70	67	2	139	11.993.807		11.993.807
Profesional y Técnico	392	424		816	70.363.252		70.363.252
Personal Administrativo	117	15		132	11.389.802		11.389.802
Personal Docente	22			22	1.788.697		1.788.697
Personal Médico	8	10		18	1.034.870		1.034.870
Obrero	125	1.037		1.162	29.338.673		29.338.673
Personal Contratado	**303**	**323**		**626**	**26.178.600**		**26.178.600**
Profesional y Técnico	198	140		338	16.224.000		16.224.000
Personal Administrativo	33	70		103	4.944.000		4.944.000
Personal Docente	14			14	672.000		672.000
Personal Médico	15	6		21	1.008.000		1.008.000
Obrero	43	107		150	3.330.600		3.330.600
TOTAL	**1.037**	**1.876**	**2**	**2.915**	**152.087.701**		**152.087.701**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**207**	**153**	**360**	**13.261.473**
Médicos		1	1	36.837
Obreros	37	97	134	4.936.215
Empleados	170	55	225	8.288.421
Jubilados	**227**	**191**	**418**	**39.092.319**
Médicos	3	2	5	555.064
Empleados	222	189	411	38.378.665
Docentes	2		2	158.590
TOTAL	**434**	**344**	**778**	**52.353.792**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	567.471.903
4.02	Materiales, suministros y mercancías	45.180.985
4.03	Servicios no personales	131.024.742
4.04	Activos reales	121.907.623
4.07	Transferencias y donaciones	11.308.221.956
4.08	Otros gastos	9.904.164
4.10	Servicio de la deuda pública	141.900.000
4.11	Disminución de pasivos	212.806.293
	TOTAL	**12.538.417.666**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**12.159.911.104**
INGRESOS CORRIENTES ORDINARIOS	12.159.911.104
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	138.702.178
Venta de otros bienes y servicios	138.702.178
INGRESOS DE LA PROPIEDAD	768.041.625
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	768.041.625
Utilidades, rentas y dividendos entes descentralizados no petroleros	768.041.625
OTROS INGRESOS	11.253.167.301
Otros ingresos ajenos a la operación	11.253.167.301
1.2 GASTOS CORRIENTES	**12.013.199.138**
GASTOS DE CONSUMO	704.977.182
Remuneraciones	567.471.903
Sueldos, salarios y otras retribuciones	154.301.845
Beneficios y complementos de sueldos y salarios	150.940.749
Aportes patronales	39.784.436
Prestaciones sociales y otras indemnizaciones	80.832.926
Asistencia socioeconómica	114.804.320
Otros gastos de personal	26.807.627
Compra de bienes y servicios	127.601.115
Bienes de consumo	45.180.985
Servicios no personales	82.420.130
Depreciación y amortización	9.904.164
TRANSFERENCIAS Y DONACIONES CORRIENTES	11.308.221.956
Al sector privado	53.153.792
Transferencias corrientes al sector privado	52.353.792
Directas a personas	52.353.792
Pensiones y otros beneficios asociados	13.261.473
Jubilaciones y otros beneficios asociados	39.092.319
Donaciones corrientes al sector privado	800.000
Donaciones a personas	800.000
Al sector público	11.255.068.164
Transferencias corrientes al sector público	11.238.772.781

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
A los entes descentralizados sin fines empresariales para sus gastos	4.700.000
A entes descentralizados con fines empresariales no petroleros	11.233.572.781
Al Poder Municipal	500.000
Donaciones corrientes al sector público	16.295.383
A la República	500.000
A los entes descentralizados sin fines empresariales	15.795.383
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**146.711.966**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**157.494.130**
RECURSOS PROPIOS DE CAPITAL	157.494.130
Ahorro en Cuenta Corriente	146.711.966
Venta y/o desincorporación de activos fijos	878.000
De activos fijos	878.000
Incremento de la depreciación y amortización acumuladas	9.904.164
2.2 GASTOS DE CAPITAL	**170.512.235**
INVERSIÓN REAL DIRECTA	170.512.235
Formación bruta de capital Fijo	167.837.767
Maquinaria, equipos y otros bienes muebles	14.045.500
Bienes preexistentes	103.471.282
Construcciones de bienes de dominio privado	767.486
Construcciones de bienes de dominio público	948.887
Producción propia (gastos capitalizables)	48.604.612
Compra de bienes y servicios	48.604.612
Servicios no personales	48.604.612
Bienes intangibles	2.674.468
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(13.018.105)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**367.724.398**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	346.724.398
Disminución de otros activos financieros	346.724.398

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de disponibilidades	2.634.454
Disminución de Bancos	2.634.454
Disminución de cuentas por cobrar a corto plazo	344.089.944
Disminución de cuentas comerciales por cobrar a corto plazo	344.089.944
INCREMENTO DE PASIVOS	21.000.000
Incremento de cuentas y efectos por pagar	21.000.000
Incremento de cuentas y efectos por pagar a corto plazo	21.000.000
Incremento de efectos por pagar a proveedores a corto plazo	21.000.000
3.2 APLICACIONES FINANCIERAS	**367.724.398**
DISMINUCIÓN DE PASIVOS	212.806.293
Disminución de cuentas y efectos por pagar	212.806.293
Disminución de cuentas y efectos por pagar a corto plazo	73.263.751
Disminución de efectos por pagar a proveedores a corto plazo	33.263.751
Disminución cuentas por pagar a contratistas a corto plazo	40.000.000
Disminución de otras cuentas y efectos por pagar	139.542.542
Disminución de otras cuentas por pagar a corto plazo	139.542.542
SERVICIO DE LA DEUDA PUBLICA	141.900.000
Servicio de la deuda pública externa	141.900.000
Amortización de préstamos recibidos externos directos a largo plazo	141.900.000
De instituciones financieras externas	141.900.000
DÉFICIT FINANCIERO	13.018.105

A0199

Instituto Nacional de Geología y Minería (INGEOMIN)

INSTITUTO NACIONAL DE GEOLOGÍA Y MINERÍA (INGEOMIN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Nacional de Geología y Minería (INGEOMIN), está orientado al fortalecimiento y la reactivación del sector minero y los estudios geológicos, para dar un mayor impulso a todas estas políticas. La institución realiza investigaciones, estudios de factibilidad, los inventarios de recursos minerales y las cartografías geológicas, geotécnicas, geoquímicas, ayudando a impulsar el crecimiento y desarrollo socioeconómico del país.

Por otro lado, la institución de acuerdo a sus objetivos estratégicos de visión de país, se orienta hacia un proceso de reconocimiento del territorio, a través de las cartografías e inventarios de recursos minerales metálicos y no metálicos que amerita la nación.

Para el año 2012 presenta cuatro (04) planes nacionales, los cuales se señalan a continuación:

- Plan Nacional de Inventario de Recursos minerales metálicos y no metálicos a escala 1:250.000.

  Plantea el desarrollo de un programa de exploración e investigación sistémico tendiente a la ubicación, cuantificación, clasificación de posibles y probados yacimientos de minerales primarios, metálicos y no metálicos, para la ejecución de proyectos de desarrollo endógeno en las áreas de estudios, donde se mezclen la actividad minera con la agro-ambiental y proteger y subsanar los daños ocasionados por la actividad minera irracional.

- Plan Nacional de Cartografía Geológica a escala 1:100.000.

  Cuyo objetivo es cubrir la necesidad que tiene el Estado de contar con la información cartográfica y geológica de las áreas a estudiar, con la intención de inferir los sitios para prospectar recursos minerales, para lo cual es importante ubicar, estimar, clasificar y evaluar estos recursos, y establecer las estrategias tanto en lo social como en lo económico a nivel nacional.

- Plan Nacional de Geoquímica a escala 1:500.000.

  Este proyecto permite presentar la distribución superficial de los principales elementos químicos de interés económico, social y ambiental, para establecer la ocurrencia natural de elementos contaminantes principales. Asimismo, ubicar y delimitar los principales blancos para exploración minera en el país, redefinir y ampliar los distritos mineros de la Nación, diversificando las posibilidades para el desarrollo de la pequeña minería.

- Plan Nacional de Susceptibilidad y Amenazas Geológicas en la Cordillera Andino-Costera.

  El proyecto consiste en realizar la evaluación de la geología y la geotécnica de la cordillera andino-costera con la finalidad de determinar las condiciones actuales de la estabilidad de las ladras y taludes, debido a los procesos exo-dinámicos que las han afectado. El proyecto tiene también como norte, el ejecutar técnicas de preparación y divulgación comunitarias e interinstitucionales que se utilicen para reconocer las necesidades de su entorno, a través del intercambio de conocimiento y experiencias que permitan establecer medidas de prevención, mitigación y humanización, para mantener las comunidades preparadas ante un evento adverso.

POLÍTICA DE FINANCIAMIENTO

Las fuentes de financiamientos previstas para el ejercicio fiscal 2012, están conformadas por Bs. 23.000.000 provenientes de la transferencia corriente del Ministerio del Poder Popular para las Industrias Básicas y Minería, por la venta de servicios Bs. 565.000, ingresos de capital Bs. 53.136 por concepto de depreciación y amortización e incremento de pasivos Bs. 210.800.

POLÍTICA DE GASTOS

El total de egresos asciende a Bs. 23.828.936, de los cuales Bs. 23.565.000 (98,89%), se destinarán a cubrir el gasto corriente correspondiendo a gastos de personal Bs. 23.500.000 (99,72%), y el restante transferencias y donaciones corrientes Bs. 65.000 (pensiones y jubilaciones) y las aplicaciones financieras Bs. 210.800.

Para el ejercicio fiscal 2012, INGEOMIN ha programado ejecutar cuatro (4) proyectos, por un monto de Bs. 14.142.000 (59,35%) y acciones centralizadas Bs. 9.686.936 (40,65%).

Para el año 2012, el Instituto contará con una planta de personal de 304 trabajadores, con un costo de Bs. 23.500.000, necesarios para la ejecución de los proyectos y normal desenvolvimiento de las actividades.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**23.565.000**
INGRESOS CORRIENTES ORDINARIOS	23.565.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	565.000
Venta de otros bienes y servicios	565.000
TRANSFERENCIAS CORRIENTES	23.000.000
Transferencias corrientes del sector público	23.000.000
Transferencias corrientes internas recibidas del sector público	23.000.000
De la República	23.000.000
INGRESOS DE CAPITAL	**53.136**
RECURSOS PROPIOS DE CAPITAL	53.136
Incremento de la depreciación y amortización acumuladas	53.136
FUENTES DE FINANCIAMIENTO	**210.800**
INCREMENTO DE PASIVOS	210.800
Incremento de cuentas y efectos por pagar	210.800
Incremento de cuentas y efectos por pagar a mediano y largo plazo	210.800
Incremento de cuentas por pagar a proveedores a mediano y largo plazo	210.800
TOTAL RECURSOS	**23.828.936**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**23.618.136**
GASTOS DE CONSUMO	23.553.136
Remuneraciones	23.500.000
Sueldos, salarios y otras retribuciones	8.866.372
Beneficios y complementos de sueldos y salarios	8.051.896
Aportes patronales	1.464.936
Prestaciones sociales y otras indemnizaciones	2.178.318
Asistencia socioeconómica	2.238.478
Otros gastos de personal	700.000
Depreciación y amortización	53.136
TRANSFERENCIAS Y DONACIONES CORRIENTES	65.000
Al sector privado	65.000
Transferencias corrientes al sector privado	65.000
Directas a personas	65.000
Jubilaciones y otros beneficios asociados	65.000
APLICACIONES FINANCIERAS	**210.800**
DISMINUCIÓN DE PASIVOS	210.800
Disminución de otros pasivos	210.800
Disminución de provisiones y reservas técnicas	210.800
Disminución de provisiones	210.800
Disminución de provisiones para beneficios sociales	210.800
TOTAL GASTOS	**23.828.936**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
65700	Plan Nacional de Cartografía Geológica a escala 1:100.000	01-01-2008	31-12-2021	26.337.123	5.628.767	68.588.966	2.487.538.727	2.588.093.583
66180	Plan Nacional del Inventario de Recursos Minerales Metálicos y No Metálicos a escala 1:250.000	01-01-2008	31-12-2021	37.981.040	4.277.387	62.062.028	474.780.133	579.100.588
100280	Plan Nacional Geoquímico a escala 1:500.000	01-01-2009	31-12-2017	8.954.568	2.788.575	19.449.890	40.088.829	71.281.862
100633	Plan Nacional de Susceptibilidad y Amenazas Geológicas en la cordillera Andina Costera	01-01-2009	31-12-2022	6.745.435	1.447.271	27.020.068	104.460.293	139.673.067
TOTAL				80.018.166	14.142.000	177.120.952	3.106.867.982	3.378.149.100

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
65700	Plan Nacional de Cartografía Geológica a escala 1:100.000	Mapa			597		5.628.767			5.628.767
66180	Plan Nacional del Inventario de Recursos Minerales Metálicos y No Metálicos a escala 1:250.000	Mapa			160		4.277.387			4.277.387
100280	Plan Nacional Geoquímico a escala 1:500.000	Mapa			24		2.788.575			2.788.575
100633	Plan Nacional de Susceptibilidad y Amenazas Geológicas en la cordillera Andina Costera	Mapa			201		1.447.271			1.447.271
TOTAL							14.142.000			14.142.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	500.000	8.858.000			9.358.000
02	Gestión Administrativa	53.136			210.800	263.936
03	Previsión y Protección Social	65.000				65.000
	TOTAL	**618.136**	**8.858.000**		**210.800**	**9.686.936**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**86**	**110**		**196**	**6.683.660**	**21.571**	**6.705.231**
Alto Nivel y de Dirección	3	6		9	618.406		618.406
Profesional y Técnico	58	69		127	4.784.838		4.784.838
Personal Administrativo	15			15	298.971		298.971
Obrero	10	35		45	981.445	21.571	1.003.016
Personal Contratado	**83**	**25**		**108**	**2.182.706**		**2.182.706**
Profesional y Técnico	50	11		61	1.485.669		1.485.669
Obrero	33	14		47	697.037		697.037
TOTAL	**169**	**135**		**304**	**8.866.366**	**21.571**	**8.887.937**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**3**	**1**	**4**	**65.000**
Empleados	3	1	4	65.000
TOTAL	**3**	**1**	**4**	**65.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	23.500.000
4.07	Transferencias y donaciones	65.000
4.08	Otros gastos	53.136
4.11	Disminución de pasivos	210.800
	TOTAL	**23.828.936**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**23.565.000**
INGRESOS CORRIENTES ORDINARIOS	23.565.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	565.000
Venta de otros bienes y servicios	565.000
TRANSFERENCIAS CORRIENTES	23.000.000
Transferencias corrientes del sector público	23.000.000
Transferencias corrientes internas recibidas del sector público	23.000.000
De la República	23.000.000
Ministerio del Poder Popular para las Industrias Básicas y Minería	23.000.000
Recursos Ordinarios	23.000.000
1.2 GASTOS CORRIENTES	**23.618.136**
GASTOS DE CONSUMO	23.553.136
Remuneraciones	23.500.000
Sueldos, salarios y otras retribuciones	8.866.372
Beneficios y complementos de sueldos y salarios	8.051.896
Aportes patronales	1.464.936
Prestaciones sociales y otras indemnizaciones	2.178.318
Asistencia socioeconómica	2.238.478
Otros gastos de personal	700.000
Depreciación y amortización	53.136
TRANSFERENCIAS Y DONACIONES CORRIENTES	65.000
Al sector privado	65.000
Transferencias corrientes al sector privado	65.000
Directas a personas	65.000
Jubilaciones y otros beneficios asociados	65.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(53.136)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**0**
Desahorro en Cuenta Corriente	(53.136)
Incremento de la depreciación y amortización acumuladas	53.136
2.2 GASTOS DE CAPITAL	**0**
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**210.800**
INCREMENTO DE PASIVOS	210.800
Incremento de cuentas y efectos por pagar	210.800
Incremento de cuentas y efectos por pagar a mediano y largo plazo	210.800
Incremento de cuentas por pagar a proveedores a mediano y largo plazo	210.800
3.2 APLICACIONES FINANCIERAS	**210.800**
DISMINUCIÓN DE PASIVOS	210.800
Disminución de otros pasivos	210.800
Disminución de provisiones y reservas técnicas	210.800
Disminución de provisiones	210.800
Disminución de provisiones para beneficios sociales	210.800

A0428

Fundación Misión Piar

FUNDACIÓN MISIÓN PIAR

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Misión Piar, fue creada mediante Decreto Presidencial N° 3958, publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 38.282 de fecha 28 de septiembre de 2005, con la finalidad de regularizar la situación de los pequeños mineros, e incorporarlos al desarrollo nacional, velando no obstante que su actividad económica esté debidamente permisada.

La Fundación orientará sus esfuerzos a regularizar la situación de los pequeños mineros e indígenas mediante la incorporación de dicho grupo de la población a la vida nacional, mediante el desarrollo de las políticas dirigidas a producir un cambio radical en la situación económica y social de los mineros e indígenas existentes en la zona de explotación de minerales preciosos de los distintas sectores del Estado Bolívar, haciendo énfasis en programas de reforestación y recuperación de las áreas degradadas, así como también, trabajar en armonía con los objetivos del Proyecto Nacional Simón Bolívar- Primer Plan Socialista 2007-2013 y en coordinación con los organismos que tienen relación con la materia, entre ellos la empresa CVG Productos Forestales de Oriente C.A., (CVG PROFORCA) y el Ministerio del Poder Popular para el Ambiente.

Los recursos con los cuales la Fundación financiará su proyecto de presupuesto 2012 se estiman en Bs. 4.292.894, donde Bs. 3.065.964 provienen de la transferencia corriente del Ejecutivo Nacional, asignada a través del Ministerio del Poder Popular del Despacho de la Presidencia Bs. 2.765.964 y del Ministerio del Poder Popular para las Industrias Básicas y Minería Bs. 300.000, el restante Bs. 1.226.130 corresponde a disminución de caja y bancos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**3.065.964**
INGRESOS CORRIENTES ORDINARIOS	3.065.964
TRANSFERENCIAS CORRIENTES	3.065.964
Transferencias corrientes del sector público	3.065.964
Transferencias corrientes internas recibidas del sector público	3.065.964
De la República	3.065.964
FUENTES DE FINANCIAMIENTO	**1.226.130**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.226.130
Disminución de otros activos financieros	1.226.130
Disminución de disponibilidades	1.226.130
Disminución de Bancos	1.226.130
TOTAL RECURSOS	**4.292.094**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**4.292.094**
GASTOS DE CONSUMO	4.292.094
Remuneraciones	3.553.042
Sueldos, salarios y otras retribuciones	2.012.588
Beneficios y complementos de sueldos y salarios	1.101.404
Aportes patronales	236.500
Prestaciones sociales y otras indemnizaciones	147.040
Asistencia socioeconómica	55.510
Compra de bienes y servicios	739.052
Bienes de consumo	207.682
Servicios no personales	531.370
TOTAL GASTOS	**4.292.094**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116193	Talleres de formación técnico-productiva a pequeños mineros	Adiestramiento			36		200.000			200.000
116214	Fortalecimiento del poder popular minero	Jornada de Formación			260		100.000			100.000
TOTAL							300.000			300.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	1.226.130	2.192.082			3.418.212
02	Gestión Administrativa		573.882			573.882
TOTAL			2.765.964		1.226.130	3.992.094

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**16**	**18**		**34**	**1.631.928**		**1.631.928**
Alto Nivel y de Dirección	2	2		4	401.207		401.207
Profesional y Técnico	9	13		22	1.018.224		1.018.224
Personal Administrativo	4			4	138.897		138.897
Obrero	1	3		4	73.600		73.600
Personal Contratado	**5**	**5**		**10**	**380.660**		**380.660**
Profesional y Técnico	3	3		6	248.310		248.310
Personal Administrativo	2			2	91.080		91.080
Obrero		2		2	41.270		41.270
TOTAL	**21**	**23**		**44**	**2.012.588**		**2.012.588**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	3.553.042
4.02	Materiales, suministros y mercancías	207.682
4.03	Servicios no personales	531.370
	TOTAL	**4.292.094**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.065.964**
INGRESOS CORRIENTE ORDINARIO	3.065.964
TRANSFERENCIAS CORRIENTES	3.065.964
Transferencias corrientes del sector público	3.065.964
Transferencias corrientes internas recibidas del sector público	3.065.964
De la República	3.065.964
Ministerio del Poder Popular del Despacho de la Presidencia	2.765.964
Ministerio del Poder Popular para las Industrias Básicas y Minería	300.000
Recursos Ordinarios	3.065.964
1.2 GASTOS CORRIENTES	**4.292.094**
GASTOS DE CONSUMO	4.292.094
Remuneraciones	3.553.042
Sueldos, salarios y otras retribuciones	2.012.588
Beneficios y complementos de sueldos y salarios	1.101.404
Aportes patronales	236.500
Prestaciones sociales y otras indemnizaciones	147.040
Asistencia socioeconómica	55.510
Compra de bienes y servicios	739.052
Bienes de consumo	207.682
Servicios no personales	531.370
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.226.130)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.226.130)**
RECURSOS PROPIOS DE CAPITAL	(1.226.130)
Desahorro en Cuenta Corriente	(1.226.130)
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.226.130)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.226.130**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.226.130
Disminución de otros activos financieros	1.226.130
Disminución de disponibilidades	1.226.130
Disminución de Bancos	1.226.130
3.2 APLICACIONES FINANCIERAS	**1.226.130**
DÉFICIT FINANCIERO	1.226.130

44
Ministerio del Poder Popular para el Turismo

Ministerio del Poder Popular para el Turismo

A0906 Servicio Autónomo Superintendencia Nacional de Actividades Hípicas (SUNAHIP)
A0943 Colegio Universitario Hotel Escuela de los Andes Venezolanos (CUHELAV)
A1329 Instituto Nacional de Turismo (INATUR)

A0906

Servicio Autónomo Superintendencia Nacional de Actividades Hípicas (SUNAHIP)

SERVICIO AUTÓNOMO SUPERINTENDENCIA NACIONAL DE ACTIVIDADES HÍPICAS (SUNAHIP)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Superintendencia Nacional de Actividades Hípicas (Sunahip), con base a las funciones establecidas en el Decreto Ley 422 de fecha 25/10/1999, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 5.397 (Extraordinario) de la misma fecha, tiene como objetivo regir las actividades hípicas a nivel nacional, en concordancia con las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007 - 2013, teniendo como premisa fundamental seguir incrementando la generación de ingresos propios, a objeto de reafirmar el autofinanciamiento de sus operaciones.

Para el presente ejercicio fiscal, esta superintendencia dará continuidad a la fiscalización y control de juegos, lo que permitirá seguir ofreciendo servicios de calidad, con prontitud y eficiencia en todos los procesos de la supervisión y regulación de la actividad hípica nacional, específicamente en lo que se refiere a la identificación electrónica de ejemplares purasangre de carreras, mediante la implantación de microchips, las pruebas de ADN, la inspección veterinaria y todos los demás servicios bajo la responsabilidad y competencia del ente.

El presupuesto de ingresos y gastos de la Sunahip para el año 2012, se ubicará en la cantidad de Bs. 31.157.607, destinándose Bs. 6.724.089 a la ejecución de sus proyectos y Bs. 24.433.518 a las acciones centralizadas; el financiamiento provendrá de ingresos corrientes por Bs. 31.042.607 e ingresos de capital Bs. 115.000.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**31.042.607**
INGRESOS CORRIENTES ORDINARIOS	31.042.607
INGRESOS DE LA PROPIEDAD	2.901.362
Intereses	2.901.362
Intereses internos	2.901.362
Intereses por depósitos	2.901.362
OTROS INGRESOS	28.141.245
Otros ingresos ordinarios	28.141.245
INGRESOS DE CAPITAL	**115.000**
RECURSOS PROPIOS DE CAPITAL	115.000
Incremento de la depreciación y amortización acumuladas	115.000
TOTAL RECURSOS	**31.157.607**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**30.487.607**
GASTOS DE CONSUMO	28.353.607
Remuneraciones	23.429.321
Sueldos, salarios y otras retribuciones	2.835.269
Beneficios y complementos de sueldos y salarios	9.323.601
Aportes patronales	287.213
Prestaciones sociales y otras indemnizaciones	3.194.395
Asistencia socioeconómica	7.788.843
Compra de bienes y servicios	4.234.648
Bienes de consumo	1.330.000
Servicios no personales	2.904.648
Impuestos indirectos	574.638
Depreciación y amortización	115.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.913.000
Al sector privado	1.913.000
Donaciones corrientes al sector privado	1.913.000
Donaciones a personas	1.813.000
Donaciones a instituciones sin fines de lucro	100.000
OTROS GASTOS CORRIENTES	221.000
Otros gastos corrientes	221.000
Otras perdidas	221.000
GASTOS DE CAPITAL	**470.000**
INVERSIÓN REAL DIRECTA	470.000
Formación bruta de capital Fijo	450.000
Maquinaria, equipos y otros bienes muebles	450.000
Bienes intangibles	20.000
APLICACIONES FINANCIERAS	**200.000**
DISMINUCIÓN DE PASIVOS	200.000
Disminución de cuentas y efectos por pagar	200.000
Disminución de cuentas y efectos por pagar a corto plazo	200.000
Disminución cuentas por pagar a proveedores a corto Plazo	200.000
TOTAL GASTOS	**31.157.607**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116069	Supervisión y Control de las Actividades Hípicas 2012	Inspección / Fiscalización			1.722	6.724.089				6.724.089
TOTAL						**6.724.089**				**6.724.089**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	18.123.398				18.123.398
02	Gestión Administrativa	6.310.120				6.310.120
TOTAL		**24.433.518**				**24.433.518**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**25**	**39**		**64**	**1.596.269**	**246.742**	**1.843.011**
Directivo	7	12		19	484.793		484.793
Personal Administrativo	13	14		27	704.976	246.742	951.718
Obrero	5	13		18	406.500		406.500
Personal Contratado	**16**	**18**		**34**	**1.224.000**		**1.224.000**
Personal Administrativo	16	18		34	1.224.000		1.224.000
TOTAL	**41**	**57**		**98**	**2.820.269**	**246.742**	**3.067.011**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	23.429.321
4.02	Materiales, suministros y mercancías	1.330.000
4.03	Servicios no personales	3.479.286
4.04	Activos reales	470.000
4.07	Transferencias y donaciones	1.913.000
4.08	Otros gastos	336.000
4.11	Disminución de pasivos	200.000
	TOTAL	**31.157.607**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**31.042.607**
INGRESOS CORRIENTES ORDINARIOS	31.042.607
INGRESOS DE LA PROPIEDAD	2.901.362
Intereses	2.901.362
Intereses internos	2.901.362
Intereses por depósitos	2.901.362
OTROS INGRESOS	28.141.245
Otros ingresos ordinarios	28.141.245
1.2 GASTOS CORRIENTES	**30.487.607**
GASTOS DE CONSUMO	28.353.607
Remuneraciones	23.429.321
Sueldos, salarios y otras retribuciones	2.835.269
Beneficios y complementos de sueldos y salarios	9.323.601
Aportes patronales	287.213
Prestaciones sociales y otras indemnizaciones	3.194.395
Asistencia socioeconómica	7.788.843
Compra de bienes y servicios	4.234.648
Bienes de consumo	1.330.000
Servicios no personales	2.904.648
Impuestos indirectos	574.638
Depreciación y amortización	115.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.913.000
Al sector privado	1.913.000
Donaciones corrientes al sector privado	1.913.000
Donaciones a personas	1.813.000
Donaciones a instituciones sin fines de lucro	100.000
OTROS GASTOS CORRIENTES	221.000
Otros gastos corrientes	221.000
Otras perdidas	221.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**555.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**670.000**
RECURSOS PROPIOS DE CAPITAL	670.000
Ahorro en Cuenta Corriente	555.000
Incremento de la depreciación y amortización acumuladas	115.000
2.2 GASTOS DE CAPITAL	**470.000**
INVERSIÓN REAL DIRECTA	470.000
Formación bruta de capital Fijo	450.000
Maquinaria, equipos y otros bienes muebles	450.000
Bienes intangibles	20.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**200.000**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**200.000**
SUPERÁVIT FINANCIERO	200.000
3.2 APLICACIONES FINANCIERAS	**200.000**
DISMINUCIÓN DE PASIVOS	200.000
Disminución de cuentas y efectos por pagar	200.000
Disminución de cuentas y efectos por pagar a corto plazo	200.000
Disminución cuentas por pagar a proveedores a corto plazo	200.000

A0943

Colegio Universitario Hotel Escuela de los Andes Venezolanos (CUHELAV)

COLEGIO UNIVERSITARIO HOTEL ESCUELA DE LOS ANDES VENEZOLANOS (CUHELAV)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Colegio Universitario Hotel Escuela de Los Andes Venezolanos (Cuhelav), es un ente adscrito al Ministerio del Poder Popular para el Turismo (Mintur), cuyo objetivo principal es formar profesionales integrales y socialmente responsables en el área de la Hotelería y Servicios de la Hospitalidad, así como capacitar y certificar por oficios para la actividad hotelera, bajo la filosofía del "Aprender Haciendo", también contempla la ejecución del Programa de Capacitación Idiomática para capacitar y certificar a todos los trabajadores del sector turismo en competencia lingüística de los distintos idiomas, según las estrategias ministeriales del plan estratégico.

En tal sentido, tiene previsto ejecutar el Proyecto "Plan de Formación Integral Universitario Turístico", a los fines de adecuar la institución a las nuevas estrategias y necesidades, buscando la integración de la educación bolivariana en materia de turismo, hotelería y servicios de la hospitalidad.

El Presupuesto de Ingresos y Gastos para el ejercicio fiscal 2012 asciende a Bs. 12.129.333, que será financiado con transferencias corrientes por Bs. 10.118.301 (Ministerio del Poder Popular para el Turismo Bs. 4.368.301; Ministerio del Poder Popular para la Educación Universitaria Bs. 1.950.000; Instituto Nacional de Turismo Bs. 3.800.000); ingresos propios Bs. 1.700.000, ingresos de capital Bs. 91.032 derivados del incremento de la depreciación y amortización acumuladas; y por fuentes financieras Bs. 220.000.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**11.818.301**
INGRESOS CORRIENTES ORDINARIOS	11.818.301
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.700.000
Venta de otros bienes y servicios	1.700.000
TRANSFERENCIAS CORRIENTES	10.118.301
Transferencias corrientes del sector público	10.118.301
Transferencias corrientes internas recibidas del sector público	10.118.301
De la República	6.318.301
De los entes descentralizados sin fines empresariales	3.800.000
INGRESOS DE CAPITAL	**91.032**
RECURSOS PROPIOS DE CAPITAL	91.032
Incremento de la depreciación y amortización acumuladas	91.032
FUENTES DE FINANCIAMIENTO	**220.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	220.000
Disminución de otros activos financieros	220.000
Disminución de disponibilidades	220.000
Disminución de Bancos	220.000
TOTAL RECURSOS	**12.129.333**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**11.868.333**
GASTOS DE CONSUMO	11.868.333
Remuneraciones	8.429.653
Sueldos, salarios y otras retribuciones	3.240.672
Beneficios y complementos de sueldos y salarios	2.921.139
Aportes patronales	487.370
Prestaciones sociales y otras indemnizaciones	785.554
Asistencia socioeconómica	994.918
Compra de bienes y servicios	2.907.414
Bienes de consumo	1.702.614
Servicios no personales	1.204.800
Impuestos indirectos	440.234
Depreciación y amortización	91.032
GASTOS DE CAPITAL	**41.000**
INVERSIÓN REAL DIRECTA	41.000
Formación bruta de capital Fijo	41.000
Maquinaria, equipos y otros bienes muebles	41.000
APLICACIONES FINANCIERAS	**220.000**
DISMINUCIÓN DE PASIVOS	220.000
Disminución de cuentas y efectos por pagar	220.000
Disminución de cuentas y efectos por pagar a corto plazo	220.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	220.000
TOTAL GASTOS	**12.129.333**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115648	Plan de Formación Integral Universitario Turístico	Alumno Atendido	1.571	923	2.494	920.553	4.368.301		1.950.000	7.238.854
TOTAL						**920.553**	**4.368.301**		**1.950.000**	**7.238.854**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		1.950.000		1.003.320	2.953.320
02	Gestión Administrativa	1.090.479			846.680	1.937.159
TOTAL		**1.090.479**	**1.950.000**		**1.850.000**	**4.890.479**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1**			**1**	**86.784**		**86.784**
Alto Nivel y de Dirección	1			1	86.784		86.784
Personal Contratado	**54**	**28**	**15**	**97**	**2.879.689**		**2.879.689**
Profesional y Técnico	12	9	10	31	1.066.187		1.066.187
Personal Administrativo	15	8		23	665.538		665.538
Personal Docente	27	11	5	43	1.147.964		1.147.964
TOTAL	55	28	15	98	2.966.473		2.966.473

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	8.429.653
4.02	Materiales, suministros y mercancías	1.702.614
4.03	Servicios no personales	1.645.034
4.04	Activos reales	41.000
4.08	Otros gastos	91.032
4.11	Disminución de pasivos	220.000
	TOTAL	12.129.333

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**11.818.301**
INGRESOS CORRIENTES ORDINARIOS	11.818.301
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.700.000
Venta de otros bienes y servicios	1.700.000
TRANSFERENCIAS CORRIENTES	10.118.301
Transferencias corrientes del sector público	10.118.301
Transferencias corrientes internas recibidas del sector público	10.118.301
De la República	6.318.301
Ministerio del Poder Popular para la Educación Universitaria	1.950.000
Recursos Ordinarios	1.950.000
Ministerio del Poder Popular para el Turismo	4.368.301
Recursos Ordinarios	4.368.301
De los entes descentralizados sin fines empresariales	3.800.000
Instituto Nacional de Turismo (INATUR)	3.800.000
1.2 GASTOS CORRIENTES	**11.868.333**
GASTOS DE CONSUMO	11.868.333
Remuneraciones	8.429.653
Sueldos, salarios y otras retribuciones	3.240.672
Beneficios y complementos de sueldos y salarios	2.921.139
Aportes patronales	487.370
Prestaciones sociales y otras indemnizaciones	785.554
Asistencia socioeconómica	994.918
Compra de bienes y servicios	2.907.414
Bienes de consumo	1.702.614
Servicios no personales	1.204.800
Impuestos indirectos	440.234
Depreciación y amortización	91.032
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(50.032)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**41.000**
RECURSOS PROPIOS DE CAPITAL	41.000
Desahorro en Cuenta Corriente	(50.032)
Incremento de la depreciación y amortización acumuladas	91.032
2.2 GASTOS DE CAPITAL	**41.000**
INVERSIÓN REAL DIRECTA	41.000
Formación bruta de capital Fijo	41.000
Maquinaria, equipos y otros bienes muebles	41.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**220.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	220.000
Disminución de otros activos financieros	220.000
Disminución de disponibilidades	220.000
Disminución de Bancos	220.000
3.2 APLICACIONES FINANCIERAS	**220.000**
DISMINUCIÓN DE PASIVOS	220.000
Disminución de cuentas y efectos por pagar	220.000
Disminución de cuentas y efectos por pagar a corto plazo	220.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	220.000

A1329

Instituto Nacional de Turismo (INATUR)

INSTITUTO NACIONAL DE TURISMO (INATUR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Nacional de Turismo (Inatur), basado en el cumplimiento de las Directrices: Suprema Felicidad Social y Democracia Protagónica Revolucionaria, y con miras a adecuar el sistema educativo al modelo productivo socialista y divulgar el patrimonio cultural, geográfico, turístico y ambiental de Venezuela respectivamente, las cuales tienen como punto de partida la construcción de una estructura social incluyente y la proyección de los diferentes destinos turísticos del país, formula su presupuesto centrado en la actividad turística como generadora de trabajo y bienestar a las comunidades, a través de la sensibilización, capacitación y formación turística continua del recurso humano necesario para el área turística, fortaleciendo a las comunidades organizadas, consejos comunales y demás formas de participación popular, así como la valoración de los atractivos naturales y del patrimonio cultural de los diferentes sitios de interés turístico del país, a través de la promoción de Venezuela como producto turístico altamente competitivo a nivel nacional e internacional.

La diversificación de los planes del instituto son ejecutados a nivel nacional por intermedio de los Fondos Mixtos de Turismo, localizados en cada uno de los estados del país, los cuales canalizarán los distintos proyectos turísticos presentados por particulares y empresas interesadas en la actividad turística en cualquier localidad del país, a fin de ser evaluados por Inatur.

El presupuesto de ingresos y gastos del año 2012 asciende a Bs. 209.700.653, que será financiado con ingresos corrientes por Bs. 174.126.577, provenientes de la recaudación de la contribución del 1% fijado en la Ley Orgánica de Turismo, ingresos de capital, producto del incremento de la depreciación y amortización anual por Bs. 4.574.074 y con disminución de disponibilidades de bancos por Bs. 31.000.002.

La contribución especial del 1% de los prestadores de servicios turísticos, será dirigida al cumplimiento de los planes de promoción, capacitación y formación de las ciudadanas y ciudadanos para el desarrollo del sistema turístico nacional, a través de proyectos que promocionen los atractivos y destinos turísticos nacionales.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**174.126.577**
INGRESOS CORRIENTES ORDINARIOS	174.126.577
INGRESOS NO TRIBUTARIOS	174.126.577
Ingresos por contribuciones especiales	174.126.577
INGRESOS DE CAPITAL	**4.574.074**
RECURSOS PROPIOS DE CAPITAL	4.574.074
Incremento de la depreciación y amortización acumuladas	4.574.074
FUENTES DE FINANCIAMIENTO	**31.000.002**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	31.000.002
Disminución de otros activos financieros	31.000.002
Disminución de disponibilidades	31.000.002
Disminución de Bancos	31.000.002
TOTAL RECURSOS	**209.700.653**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**200.960.793**
GASTOS DE CONSUMO	129.801.714
Remuneraciones	69.811.565
Sueldos, salarios y otras retribuciones	10.617.444
Beneficios y complementos de sueldos y salarios	32.747.435
Aportes patronales	573.327
Prestaciones sociales y otras indemnizaciones	5.117.987
Asistencia socioeconómica	17.725.372
Otros gastos de personal	3.030.000
Compra de bienes y servicios	52.232.618
Bienes de consumo	9.365.502
Servicios no personales	42.867.116
Impuestos indirectos	3.183.457
Depreciación y amortización	4.574.074
TRANSFERENCIAS Y DONACIONES CORRIENTES	71.159.079
Al sector privado	1.251.878
Transferencias corrientes al sector privado	311.878
Directas a personas	287.878
Jubilaciones y otros beneficios asociados	287.878
Otras transferencias corrientes internas al sector privado	24.000
Donaciones corrientes al sector privado	940.000
Donaciones a personas	820.000
Donaciones a instituciones sin fines de lucro	120.000
Al sector público	65.530.971
Transferencias corrientes al sector público	65.530.971
A los entes descentralizados sin fines empresariales para sus gastos	65.530.971
Al sector externo	4.376.230
Transferencias corrientes al exterior	4.376.230
A instituciones sin fines de lucro	4.376.230

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS DE CAPITAL	**5.979.860**
INVERSIÓN REAL DIRECTA	5.979.860
Formación bruta de capital Fijo	5.559.860
Maquinaria, equipos y otros bienes muebles	5.043.860
Construcciones de bienes de dominio privado	240.000
Construcciones de bienes de dominio público	276.000
Bienes intangibles	420.000
APLICACIONES FINANCIERAS	**2.760.000**
DISMINUCIÓN DE PASIVOS	2.760.000
Disminución de cuentas y efectos por pagar	2.760.000
Disminución de cuentas y efectos por pagar a corto plazo	2.520.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	600.000
Disminución de aportes patronales y retenciones laborales por pagar	120.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	50.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	20.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	20.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	20.000
Disminución de efectos por pagar a proveedores a corto plazo corto plazo	1.800.000
Disminución de otras cuentas y efectos por pagar	240.000
Disminución de otras cuentas por pagar a corto plazo	240.000
TOTAL GASTOS	**209.700.653**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113560	Fortalecimiento del Plan de Mercadeo Turístico de Venezuela	Plan			1	39.688.277				39.688.277
113622	Fortalecimiento del Plan Nacional de Sensibilización Capacitación y Formación Turística	Participante			250.000	24.692.572				24.692.572
	TOTAL					**64.380.849**				**64.380.849**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	53.696.205				53.696.205
02	Gestión Administrativa	91.335.721				91.335.721
03	Previsión y Protección Social	287.878				287.878
	TOTAL	**145.319.804**				**145.319.804**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**44**	**28**	**35**	**107**	**2.543.468**	**1.492.920**	**4.036.388**
Directivo	7	6		13	324.668		324.668
Profesional y Técnico	24	6	20	50	1.092.260	898.500	1.990.760
Personal Administrativo	7		15	22	462.940	395.340	858.280
Obrero	6	16		22	663.600	199.080	862.680
Personal Fijo a Tiempo Parcial		**4**		**4**	**66.360**		**66.360**
Obrero		4		4	66.360		66.360
Personal Contratado	**72**	**55**		**127**	**6.879.600**		**6.879.600**
Directivo	10	7		17	933.099		933.099
Profesional y Técnico	50	44		94	5.068.290		5.068.290
Personal Administrativo	12	4		16	878.211		878.211
TOTAL	**116**	**87**	**35**	**238**	**9.489.428**	**1.492.920**	**10.982.348**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**2**	**1**	**3**	**287.878**
Obreros		1	1	93.400
Empleados	2		2	194.478
TOTAL	**2**	**1**	**3**	**287.878**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	69.811.565
4.02	Materiales, suministros y mercancías	9.365.502
4.03	Servicios no personales	46.050.573
4.04	Activos reales	5.979.860
4.07	Transferencias y donaciones	71.159.079
4.08	Otros gastos	4.574.074
4.11	Disminución de pasivos	2.760.000
	TOTAL	**209.700.653**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**174.126.577**
INGRESOS CORRIENTES ORDINARIOS	174.126.577
INGRESOS NO TRIBUTARIOS	174.126.577
Ingresos por contribuciones especiales	174.126.577
1.2 GASTOS CORRIENTES	**200.960.793**
GASTOS DE CONSUMO	129.801.714
Remuneraciones	69.811.565
Sueldos, salarios y otras retribuciones	10.617.444
Beneficios y complementos de sueldos y salarios	32.747.435
Aportes patronales	573.327
Prestaciones sociales y otras indemnizaciones	5.117.987
Asistencia socioeconómica	17.725.372
Otros gastos de personal	3.030.000
Compra de bienes y servicios	52.232.618
Bienes de consumo	9.365.502
Servicios no personales	42.867.116
Impuestos indirectos	3.183.457
Depreciación y amortización	4.574.074
TRANSFERENCIAS Y DONACIONES CORRIENTES	71.159.079
Al sector privado	1.251.878
Transferencias corrientes al sector privado	311.878
Directas a personas	287.878
Jubilaciones y otros beneficios asociados	287.878
Otras transferencias corrientes internas al sector privado	24.000
Donaciones corrientes al sector privado	940.000
Donaciones a personas	820.000
Donaciones a instituciones sin fines de lucro	120.000
Al sector público	65.530.971
Transferencias corrientes al sector público	65.530.971
A los entes descentralizados sin fines empresariales para sus gastos	65.530.971

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Al sector externo	4.376.230
Transferencias corrientes al exterior	4.376.230
A instituciones sin fines de lucro	4.376.230
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(26.834.216)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(22.260.142)**
RECURSOS PROPIOS DE CAPITAL	(22.260.142)
Desahorro en Cuenta Corriente	(26.834.216)
Incremento de la depreciación y amortización acumuladas	4.574.074
2.2 GASTOS DE CAPITAL	**5.979.860**
INVERSIÓN REAL DIRECTA	5.979.860
Formación bruta de capital Fijo	5.559.860
Maquinaria, equipos y otros bienes muebles	5.043.860
Construcciones de bienes de dominio privado	240.000
Construcciones de bienes de dominio público	276.000
Bienes intangibles	420.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(28.240.002)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**31.000.002**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	31.000.002
Disminución de otros activos financieros	31.000.002
Disminución de disponibilidades	31.000.002
Disminución de Bancos	31.000.002
3.2 APLICACIONES FINANCIERAS	**31.000.002**
DISMINUCIÓN DE PASIVOS	2.760.000
Disminución de cuentas y efectos por pagar	2.760.000
Disminución de cuentas y efectos por pagar a corto plazo	2.520.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	600.000
Disminución de aportes patronales y retenciones laborales por pagar	120.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	50.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	10.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	20.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	20.000
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	20.000
Disminución de efectos por pagar a proveedores a corto plazo	1.800.000
Disminución de otras cuentas y efectos por pagar	240.000
Disminución de otras cuentas por pagar a corto plazo	240.000
DÉFICIT FINANCIERO	28.240.002

45
Ministerio del Poder Popular para la Energía y Petróleo

Ministerio del Poder Popular para la Energía y Petróleo

A0356 Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"
A0361 Fundación Oro Negro
A0418 Fundación Misión Ribas
A0489 Fundación Fondo Nacional para la Producción Lechera
A0900 Ente Nacional del Gas (ENAGAS)
A0956 Servicio Autónomo de Metrología de Hidrocarburos

A0356

Fundación Guardería Infantil del Ministerio de Energía y Minas "La Alquitrana"

FUNDACIÓN GUARDERÍA INFANTIL DEL MINISTERIO DE ENERGÍA Y MINAS "LA ALQUITRANA"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Guardería Infantil La Alquitrana, ente adscrito al Ministerio del Poder Popular para la Energía y Petróleo, para el año 2012 proyecta brindar atención educativa integral a 500 niños (as) en edad de educación inicial; incrementando la población beneficiada en un 50% con el funcionamiento de dos (2) nuevas sedes, lo que permitirá satisfacer la demanda de cupos para hijos de los trabajadores del órgano tutelar y sus entes adscritos.

Además, se propone como nuevo proyecto brindar atención educativa integral a 80 niños (as) de las familias damnificadas en las instalaciones del Ministerio del Poder Popular para la Energía y Petróleo, proporcionando a ésta población un centro de educación cerca de su nuevo lugar de habitación, durante la jornada laboral de sus padres.

Dichos proyectos armonizan con el Plan Operativo Anual de la Nación, enmarcados dentro de la directriz "Suprema Felicidad Social", ya que los mismos pretenden la formación integral de niños (as) con las bases necesarias para su inserción en la sociedad y para su prosecución y permanencia en el sistema educativo.

Para el logro de estos proyectos se establecen las siguientes políticas y planes de acción:

- Brindar educación integral de calidad:
    - Desarrollar en el niño (a) la formación personal y social, a través de la identidad nacional, autonomía, autoestima, expresión de sentimientos y emociones, convivencia, actitudes y valores, cuidado y seguridad personal.
    - Desarrollar en el niño (a) la relación con el ambiente, a través de la tecnología y calidad de vida, el cuidado y la preservación del ambiente y los procesos matemáticos.
    - Fortalecer en el niño (a) la comunicación y la representación, a través del lenguaje oral y escrito, la expresión plástica, la expresión corporal, la expresión musical, la imitación y juegos de roles.
    - Contribuir con el bienestar físico y socioemocional de los niños (as), a través de un equipo interdisciplinario en las áreas de: nutrición, pediatría, odontología, psicología, psicopedagogía, terapia de lenguaje y terapia ocupacional.

POLÍTICA DE FINANCIAMIENTO

Las fuentes de financiamiento previstas para el ejercicio fiscal 2012, están conformadas por Bs. 16.586.951 provenientes de la transferencia corriente que le otorga el Ministerio del Poder Popular para la Energía y Petróleo por Bs. 12.056.356, transferencia de Petróleos de Venezuela, S.A. (Pdvsa) de Bs. 2.745.569, ingresos de capital Bs. 250.000 y disminución de bancos por Bs. 1.535.026.

POLÍTICA DEL GASTO

El total de egresos previstos es de Bs. 16.586.951, de los cuales se destinarán a cubrir el gasto de personal Bs. 12.734.827, materiales, suministros y mercancías Bs. 2.769.450, necesarios para el normal funcionamiento de la guardería; servicios no personales por Bs. 558.710, transferencias y donaciones corrientes Bs. 243.964, activos reales Bs. 30.000 y Bs. 250.000 otros gastos.

Para el año 2012, contará con una planta de personal de 272 trabajadores, con un costo de Bs. 12.734.827 necesarios para la ejecución de los proyectos y normal desenvolvimiento de las actividades medulares de la fundación.

Para el financiamiento de los proyectos la Fundación Guardería Infantil La Alquitrana, estima ejecutar dos (2) proyectos, por un monto de Bs. 13.861.738 (83,6%) y para las Acciones Centralizadas del ente se estima Bs. 2.725.213 (16,4%).

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**14.801.925**
INGRESOS CORRIENTES ORDINARIOS	14.801.925
TRANSFERENCIAS CORRIENTES	14.801.925
Transferencias corrientes del sector público	14.801.925
Transferencias corrientes internas recibidas del sector público	14.801.925
De la República	12.056.356
De los entes descentralizados con fines empresariales petroleros	2.745.569
INGRESOS DE CAPITAL	**250.000**
RECURSOS PROPIOS DE CAPITAL	250.000
Incremento de la depreciación y amortización acumuladas	250.000
FUENTES DE FINANCIAMIENTO	**1.535.026**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.535.026
Disminución de otros activos financieros	1.535.026
Disminución de disponibilidades	1.535.026
Disminución de Bancos	1.535.026
TOTAL RECURSOS	**16.586.951**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**16.556.951**
GASTOS DE CONSUMO	16.312.987
Remuneraciones	12.734.827
Sueldos, salarios y otras retribuciones	6.866.639
Beneficios y complementos de sueldos y salarios	2.805.056
Aportes patronales	765.191
Prestaciones sociales y otras indemnizaciones	864.436
Asistencia socioeconómica	699.087
Otros gastos de personal	734.418
Compra de bienes y servicios	3.133.540
Bienes de consumo	2.769.450
Servicios no personales	364.090
Impuestos indirectos	194.620
Depreciación y amortización	250.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	243.964
Al sector privado	243.964
Transferencias corrientes al sector privado	243.964
Directas a personas	243.964
Jubilaciones y otros beneficios asociados	243.964
GASTOS DE CAPITAL	**30.000**
INVERSIÓN REAL DIRECTA	30.000
Formación bruta de capital Fijo	30.000
Maquinaria, equipos y otros bienes muebles	30.000
TOTAL GASTOS	**16.586.951**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115920	Educación Inicial a 500 Alumnos (as) hijos de los trabajadores del MENPET y entes Adscritos	Alumno	298	202	500		11.116.169			11.116.169
116004	Educación inicial a 80 alumnos (as), para los hijos de los damnificados albergados, en la sede del MENPET ubicados en la Avenida Libertador	Alumno	48	32	80				2.745.569	2.745.569
	TOTAL						**11.116.169**		**2.745.569**	**13.861.738**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	1.152.062	940.187			2.092.249
02	Gestión Administrativa	389.000				389.000
03	Previsión y Protección Social	243.964				243.964
	TOTAL	**1.785.026**	**940.187**			**2.725.213**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**33**	**9**	**15**	**57**	**1.529.263**		**1.529.263**
Alto Nivel y de Dirección			1	1	54.079		54.079
Profesional y Técnico	7		2	9	281.673		281.673
Personal Administrativo	4	1	3	8	164.985		164.985
Personal Docente	18		4	22	680.489		680.489
Obrero	4	8	5	17	348.037		348.037
Personal Contratado	**107**	**13**	**95**	**215**	**5.062.076**		**5.062.076**
Profesional y Técnico	3	3	4	10	288.420		288.420
Personal Administrativo	21	10	41	72	1.362.353		1.362.353
Personal Docente	83		50	133	3.411.303		3.411.303
TOTAL	**140**	**22**	**110**	**272**	**6.591.339**		**6.591.339**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**6**	**1**	**7**	**243.964**
Obreros	3	1	4	127.058
Empleados	1		1	37.670
Docentes	2		2	79.236
TOTAL	**6**	**1**	**7**	**243.964**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	12.734.827
4.02	Materiales, suministros y mercancías	2.769.450
4.03	Servicios no personales	558.710
4.04	Activos reales	30.000
4.07	Transferencias y donaciones	243.964
4.08	Otros gastos	250.000
	TOTAL	**16.586.951**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**14.801.925**
INGRESOS CORRIENTES ORDINARIOS	14.801.925
TRANSFERENCIAS CORRIENTES	14.801.925
Transferencias corrientes del sector público	14.801.925
Transferencias corrientes internas recibidas del sector público	14.801.925
De la República	12.056.356
Ministerio del Poder Popular para la Energía y Petróleo	12.056.356
Recursos Ordinarios	12.056.356
De los entes descentralizados con fines empresariales petroleros	2.745.569
Petróleos de Venezuela, S.A. (PDVSA)	2.745.569
1.2 GASTOS CORRIENTES	**16.556.951**
GASTOS DE CONSUMO	16.312.987
Remuneraciones	12.734.827
Sueldos, salarios y otras retribuciones	6.866.639
Beneficios y complementos de sueldos y salarios	2.805.056
Aportes patronales	765.191
Prestaciones sociales y otras indemnizaciones	864.436
Asistencia socioeconómica	699.087
Otros gastos de personal	734.418
Compra de bienes y servicios	3.133.540
Bienes de consumo	2.769.450
Servicios no personales	364.090
Impuestos indirectos	194.620
Depreciación y amortización	250.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	243.964
Al sector privado	243.964
Transferencias corrientes al sector privado	243.964
Directas a personas	243.964
Jubilaciones y otros beneficios asociados	243.964
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.755.026)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.505.026)**
RECURSOS PROPIOS DE CAPITAL	(1.505.026)
Desahorro en Cuenta Corriente	(1.755.026)
Incremento de la depreciación y amortización acumuladas	250.000
2.2 GASTOS DE CAPITAL	**30.000**
INVERSIÓN REAL DIRECTA	30.000
Formación bruta de capital Fijo	30.000
Maquinaria, equipos y otros bienes muebles	30.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.535.026)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.535.026**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.535.026
Disminución de otros activos financieros	1.535.026
Disminución de disponibilidades	1.535.026
Disminución de Bancos	1.535.026
3.2 APLICACIONES FINANCIERAS	**1.535.026**
DÉFICIT FINANCIERO	1.535.026

A0361

Fundación Oro Negro

FUNDACIÓN ORO NEGRO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El objetivo de la Fundación Oro Negro es organizar y ejecutar programas sociales, culturales, créditos hipotecarios de vivienda, recreativos y deportivos que contribuyan a elevar la calidad de vida de los empleados y obreros del Ministerio del Poder Popular para la Energía y Petróleo (Menpet) y de sus entes adscritos. Por otra parte, la fundación brindará ayuda socioeconómica, principalmente en materia de salud, a la comunidad organizada, casos particulares y a entes públicos y privados en el marco del establecimiento de la disminución de la brecha e inequidad en salud; se contribuirá mediante el otorgamiento de créditos hipotecarios a facilitar el acceso a una vivienda digna y a los servicios urbanos a trabajadores fijos, empleados, obreros, jubilados y pensionados por invalidez del Menpet y sus entes adscritos.

Las actividades, programas y/o proyectos a ser desarrollados por la fundación estarán orientados a contribuir al mejoramiento de la calidad de vida y promoción de salud de las ciudadanas y ciudadanos que conforman la población venezolana, a través de la masificación del deporte, la cultura física, las actividades físicas sistemáticas y la recreación en las comunidades del territorio.

POLÍTICA DE FINANCIAMIENTO

La Fundación Oro Negro para alcanzar tales objetivos contará con un aporte presupuestario asignado por el Ministerio del Poder Popular para la Energía y Petróleo por el orden de Bs.18.616.106, Transferencia de la República a través del Despacho de la Vicepresidencia de la República Bolivariana de Venezuela (Fondo Único de las Misiones Sociales) por Bs. 36.594.880, otros ingresos por la cantidad de Bs.31.191.469, con lo cual, los recursos para el ejercicio fiscal del año 2012 de la Fundación ascienden a Bs.86.402.455.

POLÍTICA DE GASTOS

La Fundación Oro Negro orientará sus gastos hacia el desarrollo de los siguientes proyectos:

- Ejecución y coordinación de la Misión Barrio Adentro Deportivo a nivel nacional en el año 2012.
- Ayudas socioeconómicas dirigidas a ciudadanos y ciudadanas de escasos recursos en materia de salud a nivel nacional.
- Plan vivienda del Menpet y sus entes adscritos a nivel nacional en el año 2012.
- Promoción de las manifestaciones artísticas, culturales históricas, formativas de tradición venezolana y latinoamericana del Menpet y sus entes adscritos en el año 2012.
- Recreación como medio para desarrollar valores culturales en los niños, niñas y adolescentes de los hijos y familiares de los trabajadores del Menpet y sus entes adscritos; así como niños y niñas de las comunidades populares de Caracas en el año 2012.

La Fundación utilizará recursos para el funcionamiento y operación de sus unidades administrativas y sustantivas, por un monto de Bs.9.129.866 dirigidos a Gastos de Personal Bs.6.459.539, Gestión Administrativa Bs.2.308.599, Previsión y Protección Social Bs.361.728.

Del monto total del presupuesto de gastos, el 89,4% es decir, Bs. 77.272.589 estarán dirigidos a los proyectos y el restante 10,6% Bs. 9.129.866 a las acciones centralizadas.

La Fundación contará con una plantilla de personal de 98 trabajadores a un costo de Bs. 8.696.604.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**86.332.155**
INGRESOS CORRIENTES ORDINARIOS	86.332.155
INGRESOS DE LA PROPIEDAD	524.080
Intereses	524.080
Intereses internos	524.080
Intereses por préstamos	406.080
Intereses por depósitos	118.000
TRANSFERENCIAS CORRIENTES	69.019.833
Transferencias corrientes del sector público	69.019.833
Transferencias corrientes internas recibidas del sector público	69.019.833
De la República	55.210.986
De los entes descentralizados con fines empresariales petroleros	13.808.847
OTROS INGRESOS	16.788.242
Otros ingresos ajenos a la operación	16.788.242
INGRESOS DE CAPITAL	**70.300**
RECURSOS PROPIOS DE CAPITAL	70.300
Incremento de la depreciación y amortización acumuladas	70.300
TOTAL RECURSOS	**86.402.455**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**63.577.509**
GASTOS DE CONSUMO	17.549.413
Remuneraciones	8.696.604
Sueldos, salarios y otras retribuciones	2.363.484
Beneficios y complementos de sueldos y salarios	3.115.000
Aportes patronales	315.121
Prestaciones sociales y otras indemnizaciones	569.999
Asistencia socioeconómica	2.333.000
Compra de bienes y servicios	8.782.509
Bienes de consumo	1.246.638
Servicios no personales	7.535.871
Depreciación y amortización	70.300
TRANSFERENCIAS Y DONACIONES CORRIENTES	46.028.096
Al sector privado	46.028.096
Transferencias corrientes al sector privado	361.728
Directas a personas	361.728
Pensiones y otros beneficios asociados	187.640
Jubilaciones y otros beneficios asociados	174.088
Donaciones corrientes al sector privado	45.666.368
Donaciones a personas	44.376.032
Donaciones a instituciones sin fines de lucro	1.290.336

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS DE CAPITAL	**903.001**
INVERSIÓN REAL DIRECTA	903.001
Formación bruta de capital Fijo	703.001
Maquinaria, equipos y otros bienes muebles	700.001
Bienes preexistentes	3.000
Bienes intangibles	200.000
APLICACIONES FINANCIERAS	**21.921.945**
INVERSIÓN FINANCIERA	21.921.945
Concesión de préstamos a largo plazo	21.921.945
Al sector privado	21.921.945
TOTAL GASTOS	**86.402.455**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115269	Ejecución y coordinación de la Misión Barrio Adentro Deportivo a nivel nacional en el año 2012	Beneficiario	2.264.000	2.264.000	4.528.000		36.594.880			36.594.880
115374	Ayudas socioeconómicas dirigidas a ciudadanos y ciudadanas de escasos recursos en materia salud a nivel nacional	Ayuda			912	3.400.000	7.190.010			10.590.010
115378	Plan Vivienda del MENPET y sus entes adscritos a nivel Nacional en el año 2012	Crédito			180	9.437.588			13.808.847	23.246.435
115391	Promoción de las manifestaciones artísticas, culturales históricas, formativas de tradición venezolana y latinoamericana del MENPET y sus entes adscritos en el año 2012	Participante			28.700	200.000	1.620.000			1.820.000
115406	Recreación como medio para desarrollar valores culturales en los niños, niñas, adolescentes y jóvenes de los hijos y familiares de los Trabajadores del MENPET y sus Entes adscritos; así como niños y niñas de las comunidades populares de Caracas en el año 2012	Niña, Niño, Adolescente y Joven	2.000	2.000	4.000	800.000	4.221.264			5.021.264
	TOTAL					**13.837.588**	**49.626.154**		**13.808.847**	**77.272.589**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	2.536.435	3.923.104			6.459.539
02	Gestión Administrativa	1.008.599	1.300.000			2.308.599
03	Previsión y Protección Social		361.728			361.728
	TOTAL	3.545.034	5.584.832			9.129.866

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**26**	**15**	**25**	**66**	**1.526.308**	**60.000**	**1.586.308**
Alto Nivel y de Dirección	1	2	1	4	101.413		101.413
Profesional y Técnico	21	4	16	41	1.034.744	43.571	1.078.315
Personal Administrativo	4	9	8	21	390.151	16.429	406.580
Personal Contratado	**6**	**14**	**12**	**32**	**776.000**		**776.000**
Profesional y Técnico	4	7	8	19	516.040		516.040
Personal Administrativo	2	7	4	13	259.960		259.960
TOTAL	32	29	37	98	2.302.308	60.000	2.362.308

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**2**	**1**	**3**	**187.640**
Empleados	2	1	3	187.640
Jubilados		**2**	**2**	**174.088**
Empleados		2	2	174.088
TOTAL	2	3	5	361.728

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	8.696.604
4.02	Materiales, suministros y mercancías	1.246.638
4.03	Servicios no personales	7.535.871
4.04	Activos reales	903.001
4.05	Activos financieros	21.921.945
4.07	Transferencias y donaciones	46.028.096
4.08	Otros gastos	70.300
	TOTAL	**86.402.455**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**86.332.155**
INGRESOS CORRIENTES ORDINARIOS	86.332.155
INGRESOS DE LA PROPIEDAD	524.080
Intereses	524.080
Intereses internos	524.080
Intereses por préstamos	406.080
Intereses por depósitos	118.000
TRANSFERENCIAS CORRIENTES	69.019.833
Transferencias corrientes del sector público	69.019.833
Transferencias corrientes internas recibidas del sector público	69.019.833
De la República	55.210.986
Recursos Ordinarios	55.210.986
Ministerio del Poder Popular para la Energía y Petróleo	18.616.106
Ministerio del Poder Popular para el Despacho de la Presidencia	36.594.880
De los entes descentralizados con fines empresariales petroleros	13.808.847
Petróleos de Venezuela, S.A. (PDVSA)	13.808.847
OTROS INGRESOS	16.788.242
Otros ingresos ajenos a la operación	16.788.242

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
1.2 GASTOS CORRIENTES	**63.577.509**
GASTOS DE CONSUMO	17.549.413
Remuneraciones	8.696.604
Sueldos, salarios y otras retribuciones	2.363.484
Beneficios y complementos de sueldos y salarios	3.115.000
Aportes patronales	315.121
Prestaciones sociales y otras indemnizaciones	569.999
Asistencia socioeconómica	2.333.000
Compra de bienes y servicios	8.782.509
Bienes de consumo	1.246.638
Servicios no personales	7.535.871
Depreciación y amortización	70.300
TRANSFERENCIAS Y DONACIONES CORRIENTES	46.028.096
Al sector privado	46.028.096
Transferencias corrientes al sector privado	361.728
Directas a personas	361.728
Pensiones y otros beneficios asociados	187.640
Jubilaciones y otros beneficios asociados	174.088
Donaciones corrientes al sector privado	45.666.368
Donaciones a personas	44.376.032
Donaciones a instituciones sin fines de lucro	1.290.336
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**22.754.646**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**22.824.946**
RECURSOS PROPIOS DE CAPITAL	22.824.946
Ahorro en Cuenta Corriente	22.754.646
Incremento de la depreciación y amortización acumuladas	70.300
2.2 GASTOS DE CAPITAL	**903.001**
INVERSIÓN REAL DIRECTA	903.001
Formación bruta de capital Fijo	703.001
Maquinaria, equipos y otros bienes muebles	700.001
Bienes preexistentes	3.000
Bienes intangibles	200.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**21.921.945**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**21.921.945**
SUPERÁVIT FINANCIERO	21.921.945
3.2 APLICACIONES FINANCIERAS	**21.921.945**
INVERSIÓN FINANCIERA	21.921.945
Concesión de préstamos a largo plazo	21.921.945
Al sector privado	21.921.945

A0418

Fundación Misión Ribas

FUNDACIÓN MISIÓN RIBAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Misión Ribas (FMR), tiene como función elevar el nivel educativo de la población venezolana comprometida con el principio de justicia social, consagrada en la Constitución de la República Bolivariana de Venezuela.

La Fundación Misión Ribas (FMR), para el ejercicio fiscal 2012 estima obtener recursos provenientes de la Empresa Petróleos de Venezuela, S.A. (PDVSA); por un monto de Bs. 4.282.806.449, otros ingresos Bs. 20.000.000 y Bs. 16.004.4000 provenientes del incremento de la depreciación y amortización acumulada.

La Fundación Misión Ribas, para el año 2012 orientará el gasto para continuar con los tres proyectos que vienen ejecutando:

- Misión Ribas 2012, destinado a proporcionar a los ciudadanos y ciudadanas que no han culminado el bachillerato la oportunidad de ingresar a un sistema educativo no excluyente y de calidad que facilite la incorporación al aparato productivo, capacitación de coordinadores y facilitadores en política educativa.
- Misión Ribas Técnica 2012, proyecto para proporcionar a los vencedores (as) la oportunidad de cursar carreras cortas, graduándolos de técnicos medios en las diversas áreas asociadas a los Planes de Desarrollo de la Nación.
- Misión Ribas Productivo 2012, destinado a promocionar y crear Empresas de Producción Social conformadas por vencedores(as) y brigadistas en todo el territorio nacional.

En este sentido, el Presupuesto de Gastos de la Fundación Misión Ribas (FMR) para el ejercicio fiscal 2012, se estima en Bs. 4.318.810.849. Para el desarrollo de todos esos lineamientos y políticas, destacan:

Los gastos de personal, se estiman en Bs. 20.532.474 a fin de cubrir el total de requerimientos en materia laboral del personal que requiere el ente para su funcionamiento.

Para las partidas materiales, suministros y mercancías y servicios no personales, se prevén los montos necesarios para cubrir los servicios de transporte, logística de los eventos, (graduaciones, encuentros de coordinación), dotación de uniformes, e implementos de seguridad industrial para los brigadistas y demás gastos para el normal funcionamiento de la Institución.

En la partida transferencias, se consideran los recursos requeridos para otorgar Becas e Incentivos otorgados para la atención de vencedores y vencedoras, coordinadores, facilitadores, asesores integrales y brigadistas, fundamentalmente, las brigadas que van a contribuir y apoyar a la Gran Misión Vivienda Venezuela, en las actividades de construcción de viviendas dignas para el pueblo.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**4.302.806.449**
INGRESOS CORRIENTES ORDINARIOS	4.302.806.449
INGRESOS DE LA PROPIEDAD	20.000.000
Intereses	20.000.000
Intereses internos	20.000.000
Intereses por depósitos	20.000.000
TRANSFERENCIAS CORRIENTES	4.282.806.449
Transferencias corrientes del sector público	4.282.806.449
Transferencias corrientes internas recibidas del sector público	4.282.806.449
De los entes descentralizados con fines empresariales petroleros	4.282.806.449
INGRESOS DE CAPITAL	**16.004.400**
RECURSOS PROPIOS DE CAPITAL	16.004.400
Incremento de la depreciación y amortización acumuladas	16.004.400
TOTAL RECURSOS	**4.318.810.849**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**4.268.810.849**
GASTOS DE CONSUMO	650.939.969
Remuneraciones	20.532.474
Sueldos, salarios y otras retribuciones	16.735.736
Beneficios y complementos de sueldos y salarios	3.796.738
Compra de bienes y servicios	614.403.095
Bienes de consumo	217.627.879
Servicios no personales	396.775.216
Depreciación y amortización	16.004.400
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.617.870.880
Al sector privado	3.617.870.880
Transferencias corrientes al sector privado	1.844.584.000
Directas a personas	1.844.584.000
Otras transferencias directas a personas	1.844.584.000
Donaciones corrientes al sector privado	1.773.286.880
Donaciones a personas	1.773.286.880
GASTOS DE CAPITAL	**50.000.000**
INVERSIÓN REAL DIRECTA	50.000.000
Formación bruta de capital Fijo	50.000.000
Maquinaria, equipos y otros bienes muebles	50.000.000
TOTAL GASTOS	**4.318.810.849**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115736	Misión Ribas 2012	Vencedor (a)	390.000	260.000	650.000				3.416.167.826	3.416.167.826
116075	Misión Ribas Técnica 2012	Vencedor (a)			12.000				690.654.328	690.654.328
116076	Misión Ribas Productivo 2012	Empresa	97	53	150				23.400.000	23.400.000
TOTAL									**4.130.222.154**	**4.130.222.154**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores				17.296.738	17.296.738
02	Gestión Administrativa	16.004.400			155.287.557	171.291.957
TOTAL					**188.588.695**	**188.588.695**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**230**	**230**		**460**	**16.735.736**		**16.735.736**
Directivo	5	3		8	557.600		557.600
Profesional y Técnico	105	97		202	8.219.257		8.219.257
Personal Administrativo	120	130		250	7.958.879		7.958.879
TOTAL	**230**	**230**		**460**	**16.735.736**		**16.735.736**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	20.532.474
4.02	Materiales, suministros y mercancías	217.627.879
4.03	Servicios no personales	396.775.216
4.04	Activos reales	50.000.000
4.07	Transferencias y donaciones	3.617.870.880
4.08	Otros gastos	16.004.400
	TOTAL	**4.318.810.849**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.302.806.449**
INGRESOS CORRIENTES ORDINARIOS	4.302.806.449
INGRESOS DE LA PROPIEDAD	20.000.000
Intereses	20.000.000
Intereses internos	20.000.000
Intereses por depósitos	20.000.000
TRANSFERENCIAS CORRIENTES	4.282.806.449
Transferencias corrientes del sector público	4.282.806.449
Transferencias corrientes internas recibidas del sector público	4.282.806.449
De los entes descentralizados con fines empresariales petroleros	4.282.806.449
Petróleos de Venezuela S.A. (PDVSA)	4.282.806.449
1.2 GASTOS CORRIENTES	**4.268.810.849**
GASTOS DE CONSUMO	650.939.969
Remuneraciones	20.532.474
Sueldos, salarios y otras retribuciones	16.735.736
Beneficios y complementos de sueldos y salarios	3.796.738
Compra de bienes y servicios	614.403.095
Bienes de consumo	217.627.879
Servicios no personales	396.775.216
Depreciación y amortización	16.004.400
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.617.870.880
Al sector privado	3.617.870.880
Transferencias corrientes al sector privado	1.844.584.000
Directas a personas	1.844.584.000
Otras transferencias directas a personas	1.844.584.000
Donaciones corrientes al sector privado	1.773.286.880
Donaciones a personas	1.773.286.880
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**33.995.600**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**50.000.000**
RECURSOS PROPIOS DE CAPITAL	50.000.000
Ahorro en Cuenta Corriente	33.995.600
Incremento de la depreciación y amortización acumuladas	16.004.400
2.2 GASTOS DE CAPITAL	**50.000.000**
INVERSIÓN REAL DIRECTA	50.000.000
Formación bruta de capital Fijo	50.000.000
Maquinaria, equipos y otros bienes muebles	50.000.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0489

Fundación Fondo Nacional para la Producción Lechera

FUNDACIÓN FONDO NACIONAL PARA LA PRODUCCIÓN LECHERA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Fondo Nacional para la Producción Lechera (FONAPROLE), tiene como objetivo la gestión de las políticas y el Plan Nacional de Financiamiento a programas del Ejecutivo Nacional en materia de producción lechera y afines, asimismo otorgar créditos para el financiamiento de actividades relacionadas con la producción lechera, productos y derivados lácteos.

Para cumplir con estos objetivos se requiere de la disponibilidad de los recursos suficientes y oportunos manejados con eficiencia y criterios de austeridad atendiendo a las nuevas realidades y en busca del afianzamiento del nuevo Modelo de Producción Socialista.

Las Políticas Presupuestarias y Financieras para el ejercicio 2012, están enmarcadas en lograr la estabilidad operativa y la consolidación de los proyectos dirigidos al Desarrollo Social y Tecnológico del Sector Lácteo, especialmente de los sectores más vulnerables.

La gestión del FONAPROLE estará orientada a la prestación de servicio financiero, no financiero y acompañamiento integral para lograr la superación de las debilidades del sector lácteo, en materia de nutrición, mejoramiento genético y reproductivo, sanidad del rebaño lechero, cadena de frío e infraestructura productiva, mediante la estructuración de un nuevo sistema de manejo, la formación integral de los productores, trabajadores y técnicos y la transferencia tecnológica, enmarcado en estrategias de los entes del Estado y la participación activa del poder comunal, para promover la plena seguridad y soberanía láctea.

Para los gastos de servicios financieros y no financieros, FONAPROLE estima para el ejercicio 2012 un monto de Bs. 399.519.312, a través del proyecto, "Fortalecimiento y Transformación de la Producción del Circuito Lácteo", en donde su primera acción es el financiamiento y mejoramiento de las unidades de producción programando entregar 2.958 financiamientos, prestar asistencia y acompañamiento integral a las unidades de producción, estimando 3.953 asistencias técnicas y la organización social de la producción y consolidación de las rutas lecheras, estimando prestar 31 servicios de fomento de centros de desarrollo agropecuario y unidades satelitales, así como 167 núcleos de formación y rutas lecheras, en pro de la tecnología de calidad de la leche. Para los gastos de apoyo operacional a los proyectos de desarrollo dirigidos al sector lácteo, se considera un monto de Bs. 68.569.912, para un monto total del Presupuesto de Gastos 2012 de Bs. 399.519.312.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**34.919.866**
INGRESOS CORRIENTES ORDINARIOS	34.919.866
INGRESOS DE OPERACIÓN	34.919.866
Otros ingresos de operación	34.919.866
INGRESOS DE CAPITAL	**9.021.098**
RECURSOS PROPIOS DE CAPITAL	9.021.098
Incremento de la depreciación y amortización acumuladas	9.021.098
FUENTES DE FINANCIAMIENTO	**355.578.348**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	355.578.348
Disminución de otros activos financieros	355.578.348
Disminución de disponibilidades	355.578.348
Disminución de inversiones temporales	355.578.348
TOTAL RECURSOS	**399.519.312**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**307.057.466**
GASTOS DE CONSUMO	292.406.067
Remuneraciones	33.120.030
Sueldos, salarios y otras retribuciones	17.450.896
Beneficios y complementos de sueldos y salarios	4.590.967
Aportes patronales	2.262.165
Prestaciones sociales y otras indemnizaciones	2.749.546
Asistencia socioeconómica	4.867.931
Otros gastos de personal	1.198.525
Compra de bienes y servicios	250.264.939
Bienes de consumo	1.402.597
Servicios no personales	248.862.342
Depreciación y amortización	9.021.098
TRANSFERENCIAS Y DONACIONES CORRIENTES	14.651.399
Al sector público	14.651.399
Donaciones corrientes al sector público	14.651.399
A los entes descentralizados sin fines empresariales	14.651.399
GASTOS DE CAPITAL	**56.703.255**
INVERSIÓN REAL DIRECTA	56.703.255
Formación bruta de capital Fijo	56.703.255
Maquinaria, equipos y otros bienes muebles	56.703.255
APLICACIONES FINANCIERAS	**35.758.591**
INVERSIÓN FINANCIERA	34.735.170
Concesión de préstamos a corto plazo	34.735.170
Al sector privado	34.735.170
DISMINUCIÓN DE PASIVOS	1.023.421
Disminución de cuentas y efectos por pagar	1.023.421
Disminución de cuentas y efectos por pagar a corto plazo	1.023.421
Disminución de aportes patronales y retenciones laborales por pagar	1.148
Disminución de aportes patronales y retenciones laborales por pagar a organismos de seguridad social	1.148
Disminución de efectos por pagar a proveedores a corto plazo	1.022.273
TOTAL GASTOS	**399.519.312**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115638	Fortalecimiento y Transformación de la Producción del Circuito Lácteo	Litro			36.638	330.949.400				330.949.400
TOTAL						**330.949.400**				**330.949.400**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	24.008.229				24.008.229
02	Gestión Administrativa	44.561.683				44.561.683
TOTAL		**68.569.912**				**68.569.912**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**72**	**78**		**150**	**12.261.634**		**12.261.634**
Alto Nivel y de Dirección		7		7	67.620		67.620
Profesional y Técnico	72	71		143	12.194.014		12.194.014
Personal Contratado	**10**	**15**		**25**	**1.951.680**		**1.951.680**
Profesional y Técnico	10	15		25	1.951.680		1.951.680
TOTAL	**82**	**93**		**175**	**14.213.314**		**14.213.314**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	33.120.030
4.02	Materiales, suministros y mercancías	1.402.597
4.03	Servicios no personales	248.862.342
4.04	Activos reales	56.703.255
4.05	Activos financieros	34.735.170
4.07	Transferencias y donaciones	14.651.399
4.08	Otros gastos	9.021.098
4.11	Disminución de pasivos	1.023.421
	TOTAL	**399.519.312**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**34.919.866**
INGRESOS CORRIENTES ORDINARIOS	34.919.866
INGRESOS DE OPERACIÓN	34.919.866
Otros ingresos de operación	34.919.866
1.2 GASTOS CORRIENTES	**307.057.466**
GASTOS DE CONSUMO	292.406.067
Remuneraciones	33.120.030
Sueldos, salarios y otras retribuciones	17.450.896
Beneficios y complementos de sueldos y salarios	4.590.967
Aportes patronales	2.262.165
Prestaciones sociales y otras indemnizaciones	2.749.546
Asistencia socioeconómica	4.867.931
Otros gastos de personal	1.198.525
Compra de bienes y servicios	250.264.939
Bienes de consumo	1.402.597
Servicios no personales	248.862.342
Depreciación y amortización	9.021.098
TRANSFERENCIAS Y DONACIONES CORRIENTES	14.651.399
Al sector público	14.651.399
Donaciones corrientes al sector público	14.651.399
A los entes descentralizados sin fines empresariales	14.651.399
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(272.137.600)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(263.116.502)**
RECURSOS PROPIOS DE CAPITAL	(263.116.502)
Desahorro en Cuenta Corriente	(272.137.600)
Incremento de la depreciación y amortización acumuladas	9.021.098
2.2 GASTOS DE CAPITAL	**56.703.255**
INVERSIÓN REAL DIRECTA	56.703.255
Formación bruta de capital Fijo	56.703.255
Maquinaria, equipos y otros bienes muebles	56.703.255
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(319.819.757)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**355.578.348**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	355.578.348
Disminución de otros activos financieros	355.578.348
Disminución de disponibilidades	355.578.348
Disminución de inversiones temporales	355.578.348
3.2 APLICACIONES FINANCIERAS	**355.578.348**
INVERSIÓN FINANCIERA	34.735.170
Concesión de préstamos a corto plazo	34.735.170
Al sector privado	34.735.170
DISMINUCIÓN DE PASIVOS	1.023.421
Disminución de cuentas y efectos por pagar	1.023.421
Disminución de cuentas y efectos por pagar a corto plazo	1.023.421
Disminución de aportes patronales y retenciones laborales por pagar	1.148
Disminución de aportes patronales y retenciones laborales por pagar a organismos de seguridad social	1.148
Disminución de efectos por pagar a proveedores a corto plazo	1.022.273
DÉFICIT FINANCIERO	319.819.757

A0900

Ente Nacional del Gas (ENAGAS)

ENTE NACIONAL DEL GAS (ENAGAS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Se crea mediante Decreto N° 310 con Rango y Fuerza de Ley Orgánica de Hidrocarburos Gaseosos, publicado en la Gaceta Oficial de la República de Venezuela N° 36.793 del 23 de septiembre de 1999.

El Ente Nacional del Gas (ENAGAS), es el instrumento del Estado que promueve el desarrollo y la competencia en el sector gas, conectando al sector productor de gas con los sectores consumidores, velando por los derechos de los usuarios, bajo normas y reglas definidas, que incentiven el desarrollo y los negocios del gas, en un ambiente de confianza, seguridad y competencia.

Su objetivo principal, es el de promover el desarrollo del sector gasífero y la competencia en todas las fases de la industria de los hidrocarburos gaseosos, relacionadas con las actividades de transporte, distribución y coadyuvar en la coordinación y salvaguarda de dichas actividades.

El Ente Nacional del Gas, asume y cumple las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013, contribuyendo de manera decidida en todas las dimensiones estratégicas definidas para orientar el desarrollo del país, en el marco de la concepción del Plan Nacional Simón Bolívar, visto que el gas continuará con la diversificación del mercado energético de nuestra nación, en donde ya ocupa el primer renglón como fuente de energía primaria y contribuirá de manera importante en la estrategia de descentralización y desconcentración.

Es de sumo interés para Enagas, el desarrollo de las reservas de gas asegurando la cobertura de los costos sociales asociados al velar por el interés público, incluido en éste el desarrollo industrial del país, fundamentado en el eficiente uso de la energía, asegurando el suministro energético de la nación al menor costo posible, garantizando el suministro a los consumidores bajo condiciones económicas razonables para los agentes y no discriminatorias para los consumidores, bajo estándares de confiabilidad, seguridad y calidad.

El objetivo fundamental será regular e incentivar el crecimiento del sector gasífero, impulsar nuevos desarrollos de infraestructura, así como la formación de capital nacional y prestar asistencia técnica en el ámbito económico, legal y operacional en las negociaciones conducentes al desarrollo de la integración energética latinoamericana.

POLÍTICA DE FINANCIAMIENTO

El proyecto de presupuesto para el año 2012 del Ente Nacional del Gas alcanza un monto de Bs. 17.880.000, del cual, serán transferidos Bs. 15.200.000 por el Ministerio del Poder Popular para la Energía y Petróleo; el Ente aportará por recursos de caja disponibles Bs. 2.500.000 y Bs. 180.000 corresponden a la depreciación y amortización de los bienes de capital. Los recursos presupuestados serán aplicados a la ejecución de tres proyectos orientados a la promoción y desarrollo del sector gas, al cumplimiento del propósito de integración energética latinoamericana y a la participación directa de las comunidades a través de la atención a los usuarios del servicio de gas, dichos proyectos alcanzan un monto de Bs. 12.368.000, lo que equivale al 69% del presupuesto total y Bs. 5.512.000 se aplicarán a la ejecución de las acciones centralizadas contempladas en la técnica de presupuesto por proyectos y acciones centralizadas, siendo esta cifra equivalente al 31% del presupuesto total.

POLÍTICA DE GASTOS

De acuerdo con lo previsto para el desarrollo de la industria del gas en nuestro país, ENAGAS procederá a orientar sus gastos y cubrir los proyectos de regulación económica con la fijación de precios y tarifas del gas natural, supervisión de infraestructura de transporte y distribución de gas natural, calificación de empresas, permisos, control y seguimiento de proyectos de gas, así como la atención de las negociaciones llevadas a cabo para la consolidación y puesta en marcha de la integración energética latinoamericana a través de proyectos de transporte de gas.

La distribución de los gastos a realizar a objeto de cubrir el funcionamiento y cumplir con los objetivos establecidos por el Ente, el presupuesto de gasto asciende a Bs. 17.880.000 dirigidos en su totalidad a gastos corrientes.

Para el año 2012, el Ente Nacional del Gas contará con una plantilla de personal de 105 trabajadores, con un costo de Bs. 16.925.000, necesarios para la ejecución de los proyectos y normal desenvolvimiento de las actividades.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**15.200.000**
INGRESOS CORRIENTES ORDINARIOS	15.200.000
TRANSFERENCIAS CORRIENTES	15.200.000
Transferencias corrientes del sector público	15.200.000
Transferencias corrientes internas recibidas del sector público	15.200.000
De la República	15.200.000
INGRESOS DE CAPITAL	**180.000**
RECURSOS PROPIOS DE CAPITAL	180.000
Incremento de la depreciación y amortización acumuladas	180.000
FUENTES DE FINANCIAMIENTO	**2.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.500.000
Disminución de otros activos financieros	2.500.000
Disminución de disponibilidades	2.500.000
Disminución de Bancos	2.500.000
TOTAL RECURSOS	**17.880.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**17.880.000**
GASTOS DE CONSUMO	17.327.000
Remuneraciones	16.925.000
Sueldos, salarios y otras retribuciones	5.090.896
Beneficios y complementos de sueldos y salarios	8.599.869
Aportes patronales	466.550
Prestaciones sociales y otras indemnizaciones	1.756.382
Asistencia socioeconómica	879.693
Otros gastos de personal	131.610
Compra de bienes y servicios	184.000
Bienes de consumo	132.000
Servicios no personales	52.000
Impuestos indirectos	38.000
Depreciación y amortización	180.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	553.000
Al sector privado	553.000
Transferencias corrientes al sector privado	553.000
Directas a personas	553.000
Jubilaciones y otros beneficios asociados	553.000
TOTAL GASTOS	**17.880.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115427	Inspección, control y seguimiento de las actividades de la cadena de valor del gas natural	Informe			8	324.915	4.229.285			4.554.200
115430	Análisis Económico del Desarrollo de las Actividades de Producción, Transporte y Distribución de Gas Natural	Documento			10	79.130	1.600.270			1.679.400
115434	Asesoría técnica en el sector energético y de hidrocarburos	Hora Hombre	33.280	29.120	62.400	533.455	5.600.945			6.134.400
	TOTAL					**937.500**	**11.430.500**			**12.368.000**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	877.500	3.769.500			4.647.000
02	Gestión Administrativa	312.000				312.000
03	Previsión y Protección Social	553.000				553.000
	TOTAL	**1.742.500**	**3.769.500**			**5.512.000**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**37**	**45**	**5**	**87**	**3.570.003**		**3.570.003**
Alto Nivel y de Dirección	1	8		9	716.875		716.875
Profesional y Técnico	30	29	3	62	2.344.773		2.344.773
Personal Administrativo	6		1	7	295.700		295.700
Obrero		8	1	9	212.655		212.655
Personal Fijo a Tiempo Parcial			**18**	**18**	**262.800**		**262.800**
Profesional y Técnico			18	18	262.800		262.800
TOTAL	37	45	23	105	3.832.803		3.832.803

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1**		**1**	**98.380**
Empleados	1		1	98.380
Jubilados		**2**	**2**	**454.620**
Empleados		2	2	454.620
TOTAL	1	2	3	553.000

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	16.925.000
4.02	Materiales, suministros y mercancías	132.000
4.03	Servicios no personales	90.000
4.07	Transferencias y donaciones	553.000
4.08	Otros gastos	180.000
	TOTAL	**17.880.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**15.200.000**
INGRESOS CORRIENTES ORDINARIOS	15.200.000
TRANSFERENCIAS CORRIENTES	15.200.000
Transferencias corrientes del sector público	15.200.000
Transferencias corrientes internas recibidas del sector público	15.200.000
De la República	15.200.000
Ministerio del Poder Popular para la Energía y Petróleo	15.200.000
Recursos Ordinarios	15.200.000
1.2 GASTOS CORRIENTES	**17.880.000**
GASTOS DE CONSUMO	17.327.000
Remuneraciones	16.925.000
Sueldos, salarios y otras retribuciones	5.090.896
Beneficios y complementos de sueldos y salarios	8.599.869
Aportes patronales	466.550
Prestaciones sociales y otras indemnizaciones	1.756.382
Asistencia socioeconómica	879.693
Otros gastos de personal	131.610
Compra de bienes y servicios	184.000
Bienes de consumo	132.000
Servicios no personales	52.000
Impuestos indirectos	38.000
Depreciación y amortización	180.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	553.000
Al sector privado	553.000
Transferencias corrientes al sector privado	553.000
Directas a personas	553.000
Jubilaciones y otros beneficios asociados	553.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(2.680.000)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(2.500.000)**
RECURSOS PROPIOS DE CAPITAL	(2.500.000)
Desahorro en Cuenta Corriente	(2.680.000)
Incremento de la depreciación y amortización acumuladas	180.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(2.500.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.500.000
Disminución de otros activos financieros	2.500.000
Disminución de disponibilidades	2.500.000
Disminución de Bancos	2.500.000
3.2 APLICACIONES FINANCIERAS	**2.500.000**
DÉFICIT FINANCIERO	2.500.000

A0956

Servicio Autónomo de Metrología de Hidrocarburos

SERVICIO AUTÓNOMO DE METROLOGÍA DE HIDROCARBUROS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Servicio Autónomo de Metrología de Hidrocarburos (SAMH), tiene como objetivo principal la medición de volúmenes y calidad de los hidrocarburos extraídos en las actividades primarias de transporte y almacenaje, actividades de fiscalización en puertos o terminales de embarque, los trámites y operaciones relativos a la comercialización de los hidrocarburos naturales y sus derivados, asimismo actividades conexas a estas tareas.

El financiamiento del presupuesto del SAMH, proviene de la facturación por el cobro de los servicios de fiscalización de las operaciones de cabotaje interno Bs. 13.646.828 y Bs. 191.181 incremento de la depreciación y amortización acumulada.

El presupuesto del año 2012 ha sido diseñado primeramente por las directrices de políticas fiscales, tributarias y económicas, emanadas por el Gobierno Nacional a través del Ministerio del Poder Popular para la Energía y Petróleo (Órgano de adscripción); en segundo lugar, por las necesidades y metas planteadas por nuestro servicio autónomo, que permitan apoyar todas las actividades asignadas al SAMH que sirvan de puntal para el mejor desarrollo de las tareas que se ejecutan, llevando a su mínima expresión las necesidades para reducir costos, implementando el uso de transportes para el personal cedidos por PDVSA y la adquisición de tráileres que fungen como oficinas en los distintos terminales de embarque, eliminando el gasto en alquiler en muchos de los casos, ambas medidas reducen significativamente las necesidades de financiamiento en servicios no personales.

El presupuesto de gastos del SAMH se concentra en los servicios no personales (65,73%), porque agrupan todo lo concerniente a los gastos de funcionamiento, movilización del personal a terminales de embarque o puertos, etc., a la colocación y mejoramiento de instalaciones para establecer la presencia del SAMH como ente fiscalizador, la dotación de elementos de seguridad a los trabajadores, adiestramiento a todo personal de nuevo ingreso y la actualización en materia de seguridad al personal existente.

Por otra parte, se contempla seguir con la adecuación de la sede del SAMH en el Estado Zulia, tanto física como tecnológica, para lograr instalaciones dignas de acuerdo a la relevancia que para el país representa el trabajo que se ejecuta, siempre ubicándose en la realidad financiera actual, buscando racionalizar los costos y potenciar las actividades que coadyuvan a la consecución de los objetivos primarios del servicio, en el marco de la Ley.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**13.646.828**
INGRESOS CORRIENTES ORDINARIOS	13.646.828
INGRESOS DE OPERACIÓN	13.646.828
Otros ingresos de operación	13.646.828
INGRESOS DE CAPITAL	**191.181**
RECURSOS PROPIOS DE CAPITAL	191.181
Incremento de la depreciación y amortización acumuladas	191.181
TOTAL RECURSOS	**13.838.009**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**13.099.898**
GASTOS DE CONSUMO	12.599.898
Compra de bienes y servicios	11.000.128
Bienes de consumo	3.312.478
Servicios no personales	7.687.650
Impuestos indirectos	1.408.589
Depreciación y amortización	191.181
TRANSFERENCIAS Y DONACIONES CORRIENTES	500.000
Al sector privado	500.000
Donaciones corrientes al sector privado	500.000
Donaciones a personas	250.000
Donaciones Corrientes a Consejos Comunales	250.000
GASTOS DE CAPITAL	**738.111**
INVERSIÓN REAL DIRECTA	738.111
Formación bruta de capital Fijo	738.111
Maquinaria, equipos y otros bienes muebles	738.111
TOTAL GASTOS	**13.838.009**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115426	Plan integral de fiscalización de los volúmenes y calidades relativos a la comercialización de hidrocarburos naturales y sus derivados 2012	Fiscalización			3.726	8.553.703				8.553.703
115491	Plan integral de certificación de calibración de tanques, sistemas de medición fiscal y transferencia de custodia (SMFTC) y autorización de empresas que prestan servicio en el ámbito fiscal en la comercialización de hidrocarburos naturales y sus derivados 2012	Certificación / Informe			1.025	1.132.903				1.132.903
TOTAL						**9.686.606**				**9.686.606**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
02	Gestión Administrativa	4.151.403				4.151.403
TOTAL		**4.151.403**				**4.151.403**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.02	Materiales, suministros y mercancías	3.312.478
4.03	Servicios no personales	9.096.239
4.04	Activos reales	738.111
4.07	Transferencias y donaciones	500.000
4.08	Otros gastos	191.181
	TOTAL	**13.838.009**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**13.646.828**
INGRESOS CORRIENTE ORDINARIO	13.646.828
INGRESOS DE OPERACIÓN	13.646.828
Otros ingresos de operación	13.646.828
1.2 GASTOS CORRIENTES	**13.099.898**
GASTOS DE CONSUMO	12.599.898
Compra de bienes y servicios	11.000.128
Bienes de consumo	3.312.478
Servicios no personales	7.687.650
Impuestos indirectos	1.408.589
Depreciación y amortización	191.181
TRANSFERENCIAS Y DONACIONES CORRIENTES	500.000
Al sector privado	500.000
Donaciones corrientes al sector privado	500.000
Donaciones a personas	250.000
Donaciones Corrientes a Consejos Comunales	250.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**546.930**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**738.111**
RECURSOS PROPIOS DE CAPITAL	738.111
Ahorro en Cuenta Corriente	546.930
Incremento de la depreciación y amortización acumuladas	191.181
2.2 GASTOS DE CAPITAL	**738.111**
INVERSIÓN REAL DIRECTA	738.111
Formación bruta de capital Fijo	738.111
Maquinaria, equipos y otros bienes muebles	738.111
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

46

Ministerio del Poder Popular para la Cultura

Ministerio del Poder Popular para la Cultura

A0002 Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas
A0150 Instituto del Patrimonio Cultural
A0158 Compañía Nacional de Teatro
A0161 Fundación Compañía Nacional de Música
A0301 Fundación Biblioteca Ayacucho
A0342 Fundación Casa Nacional de las Letras Andrés Bello
A0371 Fundación Vicente Emilio Sojo
A0372 Fundación Teatro Teresa Carreño
A0373 Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos
A0374 Fundación Librerías del Sur
A0375 Fundación Casa del Artista
A0378 Centro de la Diversidad Cultural
A0390 Fundación Cinemateca Nacional
A0417 Fundación Centro Nacional de la Fotografía (CENAF)
A0424 Fundación Museos Nacionales
A0449 Fundación Distribuidora Venezolana de la Cultura
A0450 Fundación Compañía Nacional de Danza
A0451 Fundación Villa del Cine
A0452 Fundación Misión Cultura
A0453 Fundación Editorial El Perro y La Rana
A0454 Fundación Distribuidora Nacional de Cine, Amazonía Films
A0459 Fundación Red de Arte
A0462 Fundación Imprenta de la Cultura
A0469 Fundación Centro Nacional del Disco (CENDIS)
A0486 Fundación Centro Nacional de la Historia
A0821 Centro Nacional Autónomo de Cinematografía (CNAC)
A0829 Centro Nacional del Libro (CNL)
A0948 Instituto de las Artes Escénicas y Musicales
A0949 Instituto de las Artes de la Imagen y el Espacio

A0002

Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas

INSTITUTO AUTÓNOMO BIBLIOTECA NACIONAL Y DE SERVICIOS DE BIBLIOTECAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Biblioteca Nacional fue creada el 13 de julio de 1933, en la actualidad tiene la personalidad jurídica de Instituto Autónomo, establecido mediante ley promulgada el 27 de julio de 1977 y funciona bajo la adscripción del Ministerio del Poder Popular para la Cultura.

El Instituto Autónomo Biblioteca Nacional y de Servicios de Bibliotecas, tiene la misión de promover, planificar, asesorar, coordinar y mantener el desarrollo de los servicios de bibliotecas públicas, así como organizar, preservar y difundir el acervo bibliográfico, no bibliográfico y audiovisual que registra la memoria nacional y la información universal relevante, con el fin de proporcionar a los diferentes sectores de la población, el libre acceso a los conocimientos e información para atender sus necesidades de formación y de actualización, contribuyendo con el desarrollo político, social y cultural del país.

El presupuesto de ingresos se sitúa en Bs. 164.972.944, distribuidos en: Bs. 160.605.594 provenientes de transferencias corrientes internas recibidas del sector público, Bs. 806.955 por ventas de servicios, Bs. 574.081 de otros ingresos (convenios institucionales), Bs. 668.298 de depreciación y Bs. 2.318.016 por disminución de otros activos financieros circulantes.

El presupuesto de gastos para el año 2012 asciende a Bs. 164.972.944, discriminados en: gastos corrientes Bs. 164.110.640; inversión real Bs. 400.288 y Bs. 462.016 a la disminución de cuentas y efectos por pagar.

Los resultados económicos y financieros del Instituto prevé un desahorro por Bs. 2.124.010 en la cuenta corriente y en la cuenta capital un déficit de Bs. 1.856.000 que será financiado con la disminución de otros activos financieros.

El total del presupuesto está distribuido de la siguiente manera: Proyectos Bs. 112.490.954 y Acciones Centralizadas Bs. 52.481.990.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**161.986.630**
INGRESOS CORRIENTES ORDINARIOS	161.986.630
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	806.955
Venta de otros bienes y servicios	806.955
INGRESOS DE OPERACIÓN	574.081
Otros ingresos de operación	574.081
TRANSFERENCIAS CORRIENTES	160.605.594
Transferencias corrientes del sector público	160.605.594
Transferencias corrientes internas recibidas del sector público	160.605.594
De la República	160.605.594
INGRESOS DE CAPITAL	**668.298**
RECURSOS PROPIOS DE CAPITAL	668.298
Incremento de la depreciación y amortización acumuladas	668.298
FUENTES DE FINANCIAMIENTO	**2.318.016**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.318.016
Disminución de otros activos financieros	2.318.016
Disminución de fondos en avance, en anticipo y en fideicomiso	2.318.016
Disminución de otros activos financieros circulantes	2.318.016
TOTAL RECURSOS	**164.972.944**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**164.110.640**
GASTOS DE CONSUMO	146.684.124
Remuneraciones	141.756.532
Sueldos, salarios y otras retribuciones	31.304.924
Beneficios y complementos de sueldos y salarios	73.356.765
Aportes patronales	2.241.533
Prestaciones sociales y otras indemnizaciones	13.075.148
Asistencia socioeconómica	21.778.162
Compra de bienes y servicios	4.259.294
Bienes de consumo	1.711.894
Servicios no personales	2.547.400
Depreciación y amortización	668.298
TRANSFERENCIAS Y DONACIONES CORRIENTES	17.426.516
Al sector privado	17.426.516
Transferencias corrientes al sector privado	17.426.516
Directas a personas	17.415.767
Pensiones y otros beneficios asociados	4.568.664
Jubilaciones y otros beneficios asociados	12.847.103
A instituciones sin fines de lucro	10.749
GASTOS DE CAPITAL	**400.288**
INVERSIÓN REAL DIRECTA	400.288
Formación bruta de capital Fijo	400.288
Maquinaria, equipos y otros bienes muebles	400.288
APLICACIONES FINANCIERAS	**462.016**
DISMINUCIÓN DE PASIVOS	462.016
Disminución de cuentas y efectos por pagar	462.016
Disminución de cuentas y efectos por pagar a corto plazo	462.016
Disminución de sueldos, salarios y otras remuneraciones por pagar	118.016
Disminución de aportes patronales y retenciones laborales por pagar	100.000
Disminución de otros aportes patronales por pagar	100.000
Disminución cuentas por pagar a contratistas a corto plazo	244.000
TOTAL GASTOS	**164.972.944**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113623	Fortalecimiento y reimpulso del Sistema Nacional de Bibliotecas y la Biblioteca Nacional	Usuario	471.530	202.087	673.617		112.423.916		67.038	112.490.954
TOTAL							112.423.916		67.038	112.490.954

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		29.585.841			29.585.841
02	Gestión Administrativa	3.793.269	930.070		507.043	5.230.382
03	Previsión y Protección Social		17.415.767			17.415.767
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		250.000			250.000
TOTAL		3.793.269	48.181.678		507.043	52.481.990

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**604**	**455**	**123**	**1.182**	**28.788.058**	**17.368.976**	**46.157.034**
Alto Nivel y de Dirección		1		1	22.212		22.212
Directivo	16	20	38	74	1.840.846		1.840.846
Profesional y Técnico	312	175	47	534	13.264.977	9.251.045	22.516.022
Personal Administrativo	192	104	27	323	8.023.572	5.595.670	13.619.242
Personal Médico	4			4	99.363	69.296	168.659
Obrero	80	155	11	246	5.537.088	2.452.965	7.990.053
Personal Contratado	**47**	**30**		**77**	**2.097.649**		**2.097.649**
Profesional y Técnico	47	30		77	2.097.649		2.097.649
TOTAL	651	485	123	1.259	30.885.707	17.368.976	48.254.683

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**66**	**15**	**81**	**4.568.664**
Empleados	66	15	81	4.568.664
Jubilados	**173**	**71**	**244**	**12.847.103**
Obreros	36	41	77	4.046.332
Empleados	137	30	167	8.800.771
TOTAL	239	86	325	17.415.767

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	141.756.532
4.02	Materiales, suministros y mercancías	1.711.894
4.03	Servicios no personales	2.547.400
4.04	Activos reales	400.288
4.07	Transferencias y donaciones	17.426.516
4.08	Otros gastos	668.298
4.11	Disminución de pasivos	462.016
	TOTAL	**164.972.944**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**161.986.630**
INGRESOS CORRIENTE ORDINARIO	161.986.630
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	806.955
Venta de otros bienes y servicios	806.955
INGRESOS DE OPERACIÓN	574.081
Otros ingresos de operación	574.081
TRANSFERENCIAS CORRIENTES	160.605.594
Transferencias corrientes del sector público	160.605.594
Transferencias corrientes internas recibidas del sector público	160.605.594
De la República	160.605.594
Recursos Ordinarios	160.605.594
1.2 GASTOS CORRIENTES	**164.110.640**
GASTOS DE CONSUMO	146.684.124
Remuneraciones	141.756.532
Sueldos, salarios y otras retribuciones	31.304.924
Beneficios y complementos de sueldos y salarios	73.356.765
Aportes patronales	2.241.533
Prestaciones sociales y otras indemnizaciones	13.075.148
Asistencia socioeconómica	21.778.162
Compra de bienes y servicios	4.259.294
Bienes de consumo	1.711.894
Servicios no personales	2.547.400
Depreciación y amortización	668.298
TRANSFERENCIAS Y DONACIONES CORRIENTES	17.426.516
Al sector privado	17.426.516
Transferencias corrientes al sector privado	17.426.516
Directas a personas	17.415.767
Pensiones y otros beneficios asociados	4.568.664
Jubilaciones y otros beneficios asociados	12.847.103
A instituciones sin fines de lucro	10.749
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(2.124.010)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.455.712)**
RECURSOS PROPIOS DE CAPITAL	(1.455.712)
Desahorro en Cuenta Corriente	(2.124.010)
Incremento de la depreciación y amortización acumuladas	668.298
2.2 GASTOS DE CAPITAL	**400.288**
INVERSIÓN REAL DIRECTA	400.288
Formación bruta de capital Fijo	400.288
Maquinaria, equipos y otros bienes muebles	400.288
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.856.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.318.016**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.318.016
Disminución de otros activos financieros	2.318.016
Disminución de fondos en avance, en anticipo y en fideicomiso	2.318.016
Disminución de otros activos financieros circulantes	2.318.016
3.2 APLICACIONES FINANCIERAS	**2.318.016**
DISMINUCIÓN DE PASIVOS	462.016
Disminución de cuentas y efectos por pagar	462.016
Disminución de cuentas y efectos por pagar a corto plazo	462.016
Disminución de sueldos, salarios y otras remuneraciones por pagar	118.016
Disminución de aportes patronales y retenciones laborales por pagar	100.000
Disminución de otros aportes patronales por pagar	100.000
Disminución cuentas por pagar a contratistas a corto plazo	244.000
DÉFICIT FINANCIERO	1.856.000

A0150

Instituto del Patrimonio Cultural

INSTITUTO DEL PATRIMONIO CULTURAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto del Patrimonio Cultural tiene como objetivo, identificar, preservar, rehabilitar, defender, salvaguardar y consolidar los bienes de interés patrimonial a nivel Nacional.

Para el ejercicio fiscal 2012, el Instituto formuló para su ejecución un (1) proyecto: "Gestión social de bienes de valor patrimonial".

Para el logro de sus metas dispone de un financiamiento de Bs. 20.850.879 de los cuales Bs. 20.513.082 corresponden al aporte del Ejecutivo Nacional y Bs. 337.797 a recursos de capital (incremento de la depreciación).

La totalidad de los recursos antes indicados, financiará una estructura presupuestaria constituida por gastos corrientes de Bs. 20.840.879 e inversión en activos fijos por Bs. 10.000.

El total del presupuesto esta distribuido de la manera siguiente: Proyectos Bs. 14.359.157 y Acciones Centralizadas Bs. 6.491.722.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**20.513.082**
INGRESOS CORRIENTES ORDINARIOS	20.513.082
TRANSFERENCIAS CORRIENTES	20.513.082
Transferencias corrientes del sector público	20.513.082
Transferencias corrientes internas recibidas del sector público	20.513.082
De la República	20.513.082
INGRESOS DE CAPITAL	**337.797**
RECURSOS PROPIOS DE CAPITAL	337.797
Incremento de la depreciación y amortización acumuladas	337.797
TOTAL RECURSOS	**20.850.879**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**20.840.879**
GASTOS DE CONSUMO	20.383.879
Remuneraciones	18.014.202
Sueldos, salarios y otras retribuciones	3.938.803
Beneficios y complementos de sueldos y salarios	7.648.526
Aportes patronales	960.466
Prestaciones sociales y otras indemnizaciones	1.941.423
Asistencia socioeconómica	3.524.984
Compra de bienes y servicios	2.031.880
Bienes de consumo	462.480
Servicios no personales	1.569.400
Depreciación y amortización	337.797
TRANSFERENCIAS Y DONACIONES CORRIENTES	457.000
Al sector privado	457.000
Transferencias corrientes al sector privado	457.000
Directas a personas	457.000
Pensiones y otros beneficios asociados	220.704
Jubilaciones y otros beneficios asociados	236.296
GASTOS DE CAPITAL	**10.000**
INVERSIÓN REAL DIRECTA	10.000
Formación bruta de capital Fijo	10.000
Maquinaria, equipos y otros bienes muebles	10.000
TOTAL GASTOS	**20.850.879**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113580	Gestión social de bienes de valor patrimonial	Acción			163		14.359.157			14.359.157
TOTAL							14.359.157			14.359.157

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		4.875.269			4.875.269
02	Gestión Administrativa	337.797	1.042.360			1.380.157
03	Previsión y Protección Social		236.296			236.296
TOTAL		337.797	6.153.925			6.491.722

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**60**	**32**		**92**	**2.022.887**	**402.610**	**2.425.497**
Alto Nivel y de Dirección		1		1	22.213		22.213
Profesional y Técnico	47	17		64	1.442.751	243.342	1.686.093
Personal Administrativo	13	14		27	557.923	159.268	717.191
Personal Contratado	**25**	**24**		**49**	**1.915.916**		**1.915.916**
Profesional y Técnico	15	11		26	1.296.776		1.296.776
Personal Administrativo	10	13		23	619.140		619.140
TOTAL	**85**	**56**		**141**	**3.938.803**	**402.610**	**4.341.413**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**3**	**2**	**5**	**236.296**
Empleados	3	2	5	236.296
TOTAL	**3**	**2**	**5**	**236.296**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	18.014.202
4.02	Materiales, suministros y mercancías	462.480
4.03	Servicios no personales	1.569.400
4.04	Activos reales	10.000
4.07	Transferencias y donaciones	457.000
4.08	Otros gastos	337.797
	TOTAL	**20.850.879**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**20.513.082**
INGRESOS CORRIENTE ORDINARIO	20.513.082
TRANSFERENCIAS CORRIENTES	20.513.082
Transferencias corrientes del sector público	20.513.082
Transferencias corrientes internas recibidas del sector público	20.513.082
De la República	20.513.082
Recursos Ordinarios	20.513.082
1.2 GASTOS CORRIENTES	**20.840.879**
GASTOS DE CONSUMO	20.383.879
Remuneraciones	18.014.202
Sueldos, salarios y otras retribuciones	3.938.803
Beneficios y complementos de sueldos y salarios	7.648.526
Aportes patronales	960.466
Prestaciones sociales y otras indemnizaciones	1.941.423
Asistencia socioeconómica	3.524.984
Compra de bienes y servicios	2.031.880
Bienes de consumo	462.480
Servicios no personales	1.569.400
Depreciación y amortización	337.797
TRANSFERENCIAS Y DONACIONES CORRIENTES	457.000
Al sector privado	457.000
Transferencias corrientes al sector privado	457.000
Directas a personas	457.000
Pensiones y otros beneficios asociados	220.704
Jubilaciones y otros beneficios asociados	236.296
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(327.797)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**10.000**
RECURSOS PROPIOS DE CAPITAL	10.000
Desahorro en Cuenta Corriente	(327.797)
Incremento de la depreciación y amortización acumuladas	337.797
2.2 GASTOS DE CAPITAL	**10.000**
INVERSIÓN REAL DIRECTA	10.000
Formación bruta de capital Fijo	10.000
Maquinaria, equipos y otros bienes muebles	10.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0158

Compañía Nacional de Teatro

COMPAÑÍA NACIONAL DE TEATRO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Compañía Nacional de Teatro fue creada mediante Decreto N° 133 del 22 de mayo de 1984, publicada en la Gaceta Oficial de la República de Venezuela N° 32.982.

La actividad principal de la Compañía Nacional de Teatro, es apoyar la labor de los profesionales que han contribuido al desarrollo del teatro venezolano, la promoción y capacitación de nuevos valores.

Para el ejercicio fiscal 2012 la Compañía tiene previsto alcanzar la siguiente meta: Realizar 40 eventos teatrales para todos los venezolanos.

El presupuesto de ingresos se sitúa en Bs. 6.571.713, distribuidos en: Bs. 6.421.713 provenientes de transferencias corrientes internas recibidas del sector público y Bs. 150.000 del fondo de depreciación.

El presupuesto de gastos proyectado para el año 2012 de la Compañía Nacional de Teatro, asciende a Bs. 6.571.713 distribuidos de la siguiente manera: gastos corrientes Bs. 6.526.713 y gastos de capital Bs. 45.000.

El presupuesto está distribuidos en Proyectos Bs. 4.495.199 y Acciones Centralizadas Bs. 2.076.514.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**6.421.713**
INGRESOS CORRIENTES ORDINARIOS	6.421.713
TRANSFERENCIAS CORRIENTES	6.421.713
Transferencias corrientes del sector público	6.421.713
Transferencias corrientes internas recibidas del sector público	6.421.713
De la República	6.421.713
INGRESOS DE CAPITAL	**150.000**
RECURSOS PROPIOS DE CAPITAL	150.000
Incremento de la depreciación y amortización acumuladas	150.000
TOTAL RECURSOS	**6.571.713**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**6.526.713**
GASTOS DE CONSUMO	6.473.232
Remuneraciones	4.860.830
Sueldos, salarios y otras retribuciones	1.440.934
Beneficios y complementos de sueldos y salarios	1.966.010
Aportes patronales	274.135
Prestaciones sociales y otras indemnizaciones	423.081
Asistencia socioeconómica	756.670
Compra de bienes y servicios	1.462.402
Bienes de consumo	310.000
Servicios no personales	1.152.402
Depreciación y amortización	150.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	53.481
Al sector privado	53.481
Transferencias corrientes al sector privado	53.481
Directas a personas	53.481
Jubilaciones y otros beneficios asociados	53.481
GASTOS DE CAPITAL	**45.000**
INVERSIÓN REAL DIRECTA	45.000
Formación bruta de capital Fijo	45.000
Maquinaria, equipos y otros bienes muebles	45.000
TOTAL GASTOS	**6.571.713**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113590	Teatro para todos los Venezolanos	Evento			40		4.495.199			4.495.199
TOTAL							4.495.199			4.495.199

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		1.873.033			1.873.033
02	Gestión Administrativa	150.000				150.000
03	Previsión y Protección Social		53.481			53.481
TOTAL		150.000	1.926.514			2.076.514

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**16**	**10**	**1**	**27**	**567.342**	**510.276**	**1.077.618**
Alto Nivel y de Dirección		1		1	22.212	42.000	64.212
Directivo		1		1	20.040	40.800	60.840
Profesional y Técnico	5	3	1	9	183.420	198.312	381.732
Personal Administrativo	9	4		13	282.510	229.164	511.674
Obrero	2	1		3	59.160		59.160
Personal Contratado	**1**		**80**	**81**	**873.591**		**873.591**
Profesional y Técnico			80	80	850.491		850.491
Personal Administrativo	1			1	23.100		23.100
TOTAL	17	10	81	108	1.440.933	510.276	1.951.209

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**1**		**1**	**53.481**
Empleados	1		1	53.481
TOTAL	1		1	53.481

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	4.860.830
4.02	Materiales, suministros y mercancías	310.000
4.03	Servicios no personales	1.152.402
4.04	Activos reales	45.000
4.07	Transferencias y donaciones	53.481
4.08	Otros gastos	150.000
	TOTAL	**6.571.713**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**6.421.713**
INGRESOS CORRIENTE ORDINARIO	6.421.713
TRANSFERENCIAS CORRIENTES	6.421.713
Transferencias corrientes del sector público	6.421.713
Transferencias corrientes internas recibidas del sector público	6.421.713
De la República	6.421.713
Recursos Ordinarios	6.421.713
1.2 GASTOS CORRIENTES	**6.526.713**
GASTOS DE CONSUMO	6.473.232
Remuneraciones	4.860.830
Sueldos, salarios y otras retribuciones	1.440.934
Beneficios y complementos de sueldos y salarios	1.966.010
Aportes patronales	274.135
Prestaciones sociales y otras indemnizaciones	423.081
Asistencia socioeconómica	756.670
Compra de bienes y servicios	1.462.402
Bienes de consumo	310.000
Servicios no personales	1.152.402
Depreciación y amortización	150.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	53.481
Al sector privado	53.481
Transferencias corrientes al sector privado	53.481
Directas a personas	53.481
Jubilaciones y otros beneficios asociados	53.481
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(105.000)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**45.000**
RECURSOS PROPIOS DE CAPITAL	45.000
Desahorro en Cuenta Corriente	(105.000)
Incremento de la depreciación y amortización acumuladas	150.000
2.2 GASTOS DE CAPITAL	**45.000**
INVERSIÓN REAL DIRECTA	45.000
Formación bruta de capital Fijo	45.000
Maquinaria, equipos y otros bienes muebles	45.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0161

Fundación Compañía Nacional de Música

FUNDACIÓN COMPAÑÍA NACIONAL DE MÚSICA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Compañía Nacional de Música, es una Institución del Ministerio del Poder Popular para la Cultura, cuyo objetivo es contribuir con el desarrollo del quehacer musical nacional, estimulando y promoviendo la composición, la dirección, la ejecución y la expresión de todas las manifestaciones de la música popular, tradicional e indígena del país; sensibilizando en la audiencia nacional e internacional el carácter plurétnico y multicultural de nuestra música.

Para el año 2012, el ente prevé alcanzar la siguiente meta: preparar 67 presentaciones a través del Proyecto "El quehacer y las expresiones nacionales latinoamericanas y universales de la musicalidad venezolana".

Para el logro de las metas, el ente dispone de un financiamiento de Bs. 18.568.573, de los cuales Bs. 17.497.353 corresponden a transferencias del Ejecutivo Nacional, venta de bienes y servicios Bs. 80.000, Bs. 925.400 ingresos financieros y Bs. 65.820 a recursos de capital (depreciación y amortización).

La totalidad de los recursos antes indicados, financiará una estructura presupuestaria constituida por gastos corrientes de Bs. 18.437.573 e inversión en activos fijos Bs. 31.000 y aplicaciones financieras Bs. 925.400 (disminución de pasivos y déficit financiero)

.

El total del presupuesto está distribuido de la siguiente manera: Proyectos Bs. 12.879.247 y Acciones Centralizadas Bs. 5.689.326.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**17.577.353**
INGRESOS CORRIENTES ORDINARIOS	17.577.353
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	80.000
Venta de otros bienes y servicios	80.000
TRANSFERENCIAS CORRIENTES	17.497.353
Transferencias corrientes del sector público	17.497.353
Transferencias corrientes internas recibidas del sector público	17.497.353
De la República	17.497.353
INGRESOS DE CAPITAL	**65.820**
RECURSOS PROPIOS DE CAPITAL	65.820
Incremento de la depreciación y amortización acumuladas	65.820
FUENTES DE FINANCIAMIENTO	**925.400**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	925.400
Disminución de otros activos financieros	925.400
Disminución de disponibilidades	925.400
Disminución de caja	925.400
TOTAL RECURSOS	**18.568.573**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**18.437.573**
GASTOS DE CONSUMO	17.236.368
Remuneraciones	16.227.268
Sueldos, salarios y otras retribuciones	4.391.674
Beneficios y complementos de sueldos y salarios	6.855.115
Aportes patronales	1.113.669
Prestaciones sociales y otras indemnizaciones	2.055.744
Asistencia socioeconómica	1.811.066
Compra de bienes y servicios	943.280
Bienes de consumo	183.780
Servicios no personales	759.500
Depreciación y amortización	65.820
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.201.205
Al sector privado	1.201.205
Transferencias corrientes al sector privado	1.201.205
Directas a personas	1.201.205
Pensiones y otros beneficios asociados	414.400
Jubilaciones y otros beneficios asociados	786.805
GASTOS DE CAPITAL	**31.000**
INVERSIÓN REAL DIRECTA	31.000
Formación bruta de capital Fijo	31.000
Maquinaria, equipos y otros bienes muebles	31.000
APLICACIONES FINANCIERAS	**100.000**
DISMINUCIÓN DE PASIVOS	100.000
Disminución de cuentas y efectos por pagar	100.000
Disminución de cuentas y efectos por pagar a corto plazo	100.000
Disminución de aportes patronales y retenciones laborales por pagar	100.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	100.000
TOTAL GASTOS	**18.568.573**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113879	El quehacer y las expresiones nacionales latinoamericanas y universales de la musicalidad venezolana	Presentación			67	631.100	12.248.147			12.879.247
TOTAL						631.100	12.248.147			12.879.247

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	5.000	3.979.121			3.984.121
02	Gestión Administrativa	435.120	68.880			504.000
03	Previsión y Protección Social		1.201.205			1.201.205
TOTAL		**440.120**	**5.249.206**			**5.689.326**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**38**	**86**		**124**	**4.014.096**	**42.000**	**4.056.096**
Alto Nivel y de Dirección		1		1	22.212	42.000	64.212
Directivo	4	11		15	280.500		280.500
Profesional y Técnico	30	66		96	3.476.256		3.476.256
Personal Administrativo	1	2		3	56.160		56.160
Obrero	3	6		9	178.968		178.968
Personal Contratado	**8**	**8**		**16**	**331.378**		**331.378**
Profesional y Técnico	8	8		16	331.378		331.378
TOTAL	**46**	**94**		**140**	**4.345.474**	**42.000**	**4.387.474**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**13**		**13**	**414.400**
Empleados	13		13	414.400
Jubilados	**4**	**22**	**26**	**786.805**
Empleados	4	22	26	786.805
TOTAL	**17**	**22**	**39**	**1.201.205**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	16.227.268
4.02	Materiales, suministros y mercancías	183.780
4.03	Servicios no personales	759.500
4.04	Activos reales	31.000
4.07	Transferencias y donaciones	1.201.205
4.08	Otros gastos	65.820
4.11	Disminución de pasivos	100.000
	TOTAL	**18.568.573**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**17.577.353**
INGRESOS CORRIENTE ORDINARIO	17.577.353
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	80.000
Venta de otros bienes y servicios	80.000
TRANSFERENCIAS CORRIENTES	17.497.353
Transferencias corrientes del sector público	17.497.353
Transferencias corrientes internas recibidas del sector público	17.497.353
De la República	17.497.353
Recursos Ordinarios	17.497.353
1.2 GASTOS CORRIENTES	**18.437.573**
GASTOS DE CONSUMO	17.236.368
Remuneraciones	16.227.268
Sueldos, salarios y otras retribuciones	4.391.674
Beneficios y complementos de sueldos y salarios	6.855.115
Aportes patronales	1.113.669
Prestaciones sociales y otras indemnizaciones	2.055.744
Asistencia socioeconómica	1.811.066
Compra de bienes y servicios	943.280
Bienes de consumo	183.780
Servicios no personales	759.500
Depreciación y amortización	65.820
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.201.205
Al sector privado	1.201.205
Transferencias corrientes al sector privado	1.201.205
Directas a personas	1.201.205
Pensiones y otros beneficios asociados	414.400
Jubilaciones y otros beneficios asociados	786.805
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(860.220)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(794.400)**
RECURSOS PROPIOS DE CAPITAL	(794.400)
Desahorro en Cuenta Corriente	(860.220)
Incremento de la depreciación y amortización acumuladas	65.820
2.2 GASTOS DE CAPITAL	**31.000**
INVERSIÓN REAL DIRECTA	31.000
Formación bruta de capital Fijo	31.000
Maquinaria, equipos y otros bienes muebles	31.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(825.400)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**925.400**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	925.400
Disminución de otros activos financieros	925.400
Disminución de disponibilidades	925.400
Disminución de caja	925.400
3.2 APLICACIONES FINANCIERAS	**925.400**
DISMINUCIÓN DE PASIVOS	100.000
Disminución de cuentas y efectos por pagar	100.000
Disminución de cuentas y efectos por pagar a corto plazo	100.000
Disminución de aportes patronales y retenciones laborales por pagar	100.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	100.000
DÉFICIT FINANCIERO	825.400

A0301

Fundación Biblioteca Ayacucho

FUNDACIÓN BIBLIOTECA AYACUCHO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Biblioteca Ayacucho tiene dentro de sus objetivos, la realización de actividades eminentemente culturales, rescatar para su publicación las más importantes obras de la cultura y el pensamiento latinoamericano desde sus orígenes hasta el presente, cuidarlas, prologarlas y auditadas por especialistas, así como editar y difundir obras que sirvan al propósito de estimular y reafirmar la integración, desarrollo, independencia y proceso de los pueblos del continente.

Para el ejercicio fiscal 2012, el ente prevé alcanzar las siguientes metas: realizar 44 eventos como apoyo al Proyecto “Promoción, Difusión y Estimulo del Sistema Nacional del Libro y la Lectura tanto en Venezuela, como en el Exterior” y editar 63 obras a través del Proyecto “Producción Editorial Impresa y Multimedia”.

Para el logro de sus metas dispone de un financiamiento de Bs. 7.150.571, de los cuales Bs. 6.970.571 corresponden a ingresos corrientes (transferencia del Ejecutivo Nacional Bs. 6.720.571 y venta de otros bienes y servicios Bs. 250.000), y Bs. 180.000 a ingresos de capital, producto de la depreciación.

Los recursos antes indicados financiarán una estructura presupuestaria constituida por gastos corrientes de Bs. 7.150.571.

El presupuesto está distribuido en Proyectos por Bs. 4.879.400 y Acciones Centralizadas por Bs. 2.271.171.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**6.970.571**
INGRESOS CORRIENTES ORDINARIOS	6.970.571
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	250.000
Venta de otros bienes y servicios	250.000
TRANSFERENCIAS CORRIENTES	6.720.571
Transferencias corrientes del sector público	6.720.571
Transferencias corrientes internas recibidas del sector público	6.720.571
De la República	6.720.571
INGRESOS DE CAPITAL	**180.000**
RECURSOS PROPIOS DE CAPITAL	180.000
Incremento de la depreciación y amortización acumuladas	180.000
TOTAL RECURSOS	**7.150.571**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**7.150.571**
GASTOS DE CONSUMO	6.525.772
Remuneraciones	5.877.683
Sueldos, salarios y otras retribuciones	981.104
Beneficios y complementos de sueldos y salarios	3.002.326
Aportes patronales	424.628
Prestaciones sociales y otras indemnizaciones	832.268
Asistencia socioeconómica	637.357
Compra de bienes y servicios	468.089
Bienes de consumo	162.288
Servicios no personales	305.801
Depreciación y amortización	180.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	474.799
Al sector privado	474.799
Transferencias corrientes al sector privado	474.799
Directas a personas	474.799
Pensiones y otros beneficios asociados	36.201
Jubilaciones y otros beneficios asociados	438.598
OTROS GASTOS CORRIENTES	150.000
Otros gastos corrientes	150.000
Otras perdidas	150.000
TOTAL GASTOS	**7.150.571**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113582	Promoción, difusión y estímulo del sistema nacional del libro y la lectura tanto en Venezuela como en el exterior.	Evento			44		1.870.602			1.870.602
114067	Producción editorial impresa y multimedia	Obra			63	175.000	2.833.798			3.008.798
TOTAL						175.000	4.704.400			4.879.400

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		1.194.427			1.194.427
02	Gestión Administrativa	255.000	346.945			601.945
03	Previsión y Protección Social		474.799			474.799
TOTAL		255.000	2.016.171			2.271.171

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**27**	**12**		**39**	**771.104**		**771.104**
Alto Nivel y de Dirección		1		1	22.212		22.212
Directivo	15	5		20	373.403		373.403
Personal Administrativo	10	2		12	257.181		257.181
Obrero	2	4		6	118.308		118.308
Personal Contratado	**11**			**11**	**210.000**		**210.000**
Personal de Investigación	11			11	210.000		210.000
TOTAL	**38**	**12**		**50**	**981.104**		**981.104**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados		**1**	**1**	**36.201**
Empleados		1	1	36.201
Jubilados	**3**	**5**	**8**	**438.598**
Empleados	3	5	8	438.598
TOTAL	**3**	**6**	**9**	**474.799**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	5.877.683
4.02	Materiales, suministros y mercancías	162.288
4.03	Servicios no personales	305.801
4.07	Transferencias y donaciones	474.799
4.08	Otros gastos	330.000
	TOTAL	**7.150.571**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**6.970.571**
INGRESOS CORRIENTES ORDINARIOS	6.970.571
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	250.000
Venta de otros bienes y servicios	250.000
TRANSFERENCIAS CORRIENTES	6.720.571
Transferencias corrientes del sector público	6.720.571
Transferencias corrientes internas recibidas del sector público	6.720.571
De la República	6.720.571
Recursos Ordinarios	6.720.571
1.2 GASTOS CORRIENTES	**7.150.571**
GASTOS DE CONSUMO	6.525.772
Remuneraciones	5.877.683
Sueldos, salarios y otras retribuciones	981.104
Beneficios y complementos de sueldos y salarios	3.002.326
Aportes patronales	424.628
Prestaciones sociales y otras indemnizaciones	832.268
Asistencia socioeconómica	637.357
Compra de bienes y servicios	468.089
Bienes de consumo	162.288
Servicios no personales	305.801
Depreciación y amortización	180.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	474.799
Al sector privado	474.799
Transferencias corrientes al sector privado	474.799
Directas a personas	474.799
Pensiones y otros beneficios asociados	36.201
Jubilaciones y otros beneficios asociados	438.598
OTROS GASTOS CORRIENTES	150.000
Otros gastos corrientes	150.000
Otras perdidas	150.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(180.000)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**0**
Desahorro en Cuenta Corriente	(180.000)
Incremento de la depreciación y amortización acumuladas	180.000
2.2 GASTOS DE CAPITAL	**0**
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0342

Fundación Casa Nacional de las Letras Andrés Bello

FUNDACIÓN CASA NACIONAL DE LAS LETRAS ANDRÉS BELLO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Casa Nacional de las Letras Andrés Bello es una Institución encargada de promover actividades de diferentes áreas literarias, abriendo espacios a un enfoque cultural amplio donde intervienen diferentes factores relacionados con promociones y eventos.

Para el año 2012, el ente prevé alcanzar la siguiente meta: preparar 200 talleres a través del Proyecto "Promoción, difusión del libro, escritura y búsqueda de sensibilidades y talentos".

Para el logro de las metas, el ente dispone de un financiamiento de Bs. 6.856.695, de los cuales Bs. 6.671.695 corresponden a transferencias del Ejecutivo Nacional, ingresos de la propiedad (alquileres) Bs. 90.000 y Bs. 95.000 a recursos de capital (depreciación y amortización).

La totalidad de los recursos antes indicados, financiará una estructura presupuestaria constituida por gastos corrientes de Bs. 6.841.695, inversión en activos fijos Bs. 13.000 y disminución de pasivos Bs. 2.000.

El total del presupuesto está distribuido de la siguiente manera: Proyectos Bs. 4.733.186 y Acciones Centralizadas Bs. 2.123.509.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**6.761.695**
INGRESOS CORRIENTES ORDINARIOS	6.761.695
INGRESOS DE LA PROPIEDAD	90.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	90.000
Alquileres	90.000
TRANSFERENCIAS CORRIENTES	6.671.695
Transferencias corrientes del sector público	6.671.695
Transferencias corrientes internas recibidas del sector público	6.671.695
De la República	6.671.695
INGRESOS DE CAPITAL	**95.000**
RECURSOS PROPIOS DE CAPITAL	95.000
Incremento de la depreciación y amortización acumuladas	95.000
TOTAL RECURSOS	**6.856.695**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**6.841.695**
GASTOS DE CONSUMO	6.788.072
Remuneraciones	6.115.807
Sueldos, salarios y otras retribuciones	1.347.162
Beneficios y complementos de sueldos y salarios	2.749.854
Aportes patronales	387.825
Prestaciones sociales y otras indemnizaciones	840.431
Asistencia socioeconómica	790.535
Compra de bienes y servicios	577.265
Bienes de consumo	206.465
Servicios no personales	370.800
Depreciación y amortización	95.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	53.623
Al sector privado	53.623
Transferencias corrientes al sector privado	53.623
Directas a personas	53.623
Jubilaciones y otros beneficios asociados	23.223
Otras transferencias directas a personas	30.400
GASTOS DE CAPITAL	**13.000**
INVERSIÓN REAL DIRECTA	13.000
Formación bruta de capital Fijo	13.000
Maquinaria, equipos y otros bienes muebles	13.000
APLICACIONES FINANCIERAS	**2.000**
DISMINUCIÓN DE PASIVOS	2.000
Disminución de cuentas y efectos por pagar	2.000
Disminución de cuentas y efectos por pagar a corto plazo	2.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.000
Disminución cuentas por pagar a proveedores a corto plazo	1.000
TOTAL GASTOS	**6.856.695**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114130	Promoción, difusión del libro, escritura y búsqueda de sensibilidades y talentos	Taller			200	63.000	4.670.186			4.733.186
TOTAL						**63.000**	**4.670.186**			**4.733.186**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	27.000	1.673.006			1.700.006
02	Gestión Administrativa	95.000	305.280			400.280
03	Previsión y Protección Social		23.223			23.223
TOTAL		**122.000**	**2.001.509**			**2.123.509**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**22**	**21**		**43**	**891.982**	**652.656**	**1.544.638**
Alto Nivel y de Dirección		1		1	22.212	40.800	63.012
Directivo		1		1	20.044	40.800	60.844
Profesional y Técnico	10	7		17	365.440	342.312	707.752
Personal Administrativo	10	4		14	285.854	189.792	475.646
Obrero	2	8		10	198.432	38.952	237.384
Personal Contratado			**25**	**25**	**455.180**		**455.180**
Profesional y Técnico			25	25	455.180		455.180
TOTAL	**22**	**21**	**25**	**68**	**1.347.162**	**652.656**	**1.999.818**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados		**1**	**1**	**23.223**
Empleados		1	1	23.223
TOTAL		**1**	**1**	**23.223**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	6.115.807
4.02	Materiales, suministros y mercancías	206.465
4.03	Servicios no personales	370.800
4.04	Activos reales	13.000
4.07	Transferencias y donaciones	53.623
4.08	Otros gastos	95.000
4.11	Disminución de pasivos	2.000
	TOTAL	**6.856.695**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**6.761.695**
INGRESOS CORRIENTE ORDINARIO	6.761.695
INGRESOS DE LA PROPIEDAD	90.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	90.000
Alquileres	90.000
TRANSFERENCIAS CORRIENTES	6.671.695
Transferencias corrientes del sector público	6.671.695
Transferencias corrientes internas recibidas del sector público	6.671.695
De la República	6.671.695
Recursos Ordinarios	6.671.695
1.2 GASTOS CORRIENTES	**6.841.695**
GASTOS DE CONSUMO	6.788.072
Remuneraciones	6.115.807
Sueldos, salarios y otras retribuciones	1.347.162
Beneficios y complementos de sueldos y salarios	2.749.854
Aportes patronales	387.825
Prestaciones sociales y otras indemnizaciones	840.431
Asistencia socioeconómica	790.535
Compra de bienes y servicios	577.265
Bienes de consumo	206.465
Servicios no personales	370.800
Depreciación y amortización	95.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	53.623
Al sector privado	53.623
Transferencias corrientes al sector privado	53.623
Directas a personas	53.623
Jubilaciones y otros beneficios asociados	23.223
Otras transferencias directas a personas	30.400
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(80.000)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**15.000**
RECURSOS PROPIOS DE CAPITAL	15.000
Desahorro en Cuenta Corriente	(80.000)
Incremento de la depreciación y amortización acumuladas	95.000
2.2 GASTOS DE CAPITAL	**13.000**
INVERSIÓN REAL DIRECTA	13.000
Formación bruta de capital Fijo	13.000
Maquinaria, equipos y otros bienes muebles	13.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**2.000**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.000**
SUPERÁVIT FINANCIERO	2.000
3.2 APLICACIONES FINANCIERAS	**2.000**
DISMINUCIÓN DE PASIVOS	2.000
Disminución de cuentas y efectos por pagar	2.000
Disminución de cuentas y efectos por pagar a corto plazo	2.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.000
Disminución cuentas por pagar a proveedores a corto plazo	1.000

A0371

Fundación Vicente Emilio Sojo

FUNDACIÓN VICENTE EMILIO SOJO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Vicente Emilio Sojo, tiene como actividad principal la búsqueda de la integración latinoamericana a través de la música, así como el estudio y la difusión de la música venezolana y latinoamericana, con especial énfasis en la vida y obra del maestro Vicente Emilio Sojo. Así como también, profundizar la difusión de la historia de la música venezolana, colocando a la disposición de todos los sectores de la población, específicamente en los sectores populares las obras de los autores venezolanos y latinoamericanos. Es por ello, la necesidad de rescatar los manuscritos de los compositores, propiciar la investigación y publicación de las obras y mantener un centro de documentación actualizado, que genere la información requerida por el público en general.

Para el año 2012, tiene previsto fomentar 152 obras a través del proyecto "Fomento de la obra musical de los autores venezolanos y latinoamericanos".

Para el logro de las metas se estiman recursos por Bs. 2.305.473, de los cuales Bs. 1.995.473 son Ingresos Corrientes (transferencia del Ejecutivo Nacional Bs. 1.945.473 y Bs. 50.000 por venta de otros bienes y servicios); Ingresos de Capital por Bs. 10.000, producto del incremento de la depreciación acumulada y disminución de bancos Bs. 300.0000.

Los recursos antes señalados financiarán una estructura presupuestaria constituida por gastos corrientes de Bs. 2.305.473.

El total de presupuesto está distribuido de la siguiente manera: Proyectos Bs. 1.711.831 y Acciones Centralizadas Bs. 593.642.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**1.995.473**
INGRESOS CORRIENTES ORDINARIOS	1.995.473
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	50.000
Venta de otros bienes y servicios	50.000
TRANSFERENCIAS CORRIENTES	1.945.473
Transferencias corrientes del sector público	1.945.473
Transferencias corrientes internas recibidas del sector público	1.945.473
De la República	1.945.473
INGRESOS DE CAPITAL	**10.000**
RECURSOS PROPIOS DE CAPITAL	10.000
Incremento de la depreciación y amortización acumuladas	10.000
FUENTES DE FINANCIAMIENTO	**300.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	300.000
Disminución de otros activos financieros	300.000
Disminución de disponibilidades	300.000
Disminución de Bancos	300.000
TOTAL RECURSOS	**2.305.473**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**2.305.473**
GASTOS DE CONSUMO	2.223.902
Remuneraciones	1.795.803
Sueldos, salarios y otras retribuciones	340.790
Beneficios y complementos de sueldos y salarios	894.205
Aportes patronales	117.222
Prestaciones sociales y otras indemnizaciones	197.994
Asistencia socioeconómica	245.592
Compra de bienes y servicios	418.099
Bienes de consumo	11.276
Servicios no personales	406.823
Depreciación y amortización	10.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	81.571
Al sector privado	81.571
Transferencias corrientes al sector privado	81.571
Directas a personas	81.571
Pensiones y otros beneficios asociados	23.220
Jubilaciones y otros beneficios asociados	58.351
TOTAL GASTOS	**2.305.473**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114426	Fomento de la obra musical de los autores venezolanos y latinoamericanos	Obra			152	350.000	1.361.831			1.711.831
TOTAL						350.000	1.361.831			1.711.831

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		437.979			437.979
02	Gestión Administrativa	10.000	64.092			74.092
03	Previsión y Protección Social		81.571			81.571
TOTAL		10.000	583.642			593.642

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**6**	**10**		**16**	**340.790**		**340.790**
Alto Nivel y de Dirección	1			1	22.212		22.212
Directivo	1	2		3	45.638		45.638
Profesional y Técnico	3	5		8	190.560		190.560
Obrero	1	3		4	82.380		82.380
TOTAL	**6**	**10**		**16**	**340.790**		**340.790**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1**		**1**	**23.220**
Obreros	1		1	23.220
Jubilados	**1**		**1**	**58.351**
Empleados	1		1	58.351
TOTAL	**2**		**2**	**81.571**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	1.795.803
4.02	Materiales, suministros y mercancías	11.276
4.03	Servicios no personales	406.823
4.07	Transferencias y donaciones	81.571
4.08	Otros gastos	10.000
	TOTAL	**2.305.473**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.995.473**
INGRESOS CORRIENTE ORDINARIO	1.995.473
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	50.000
Venta de otros bienes y servicios	50.000
TRANSFERENCIAS CORRIENTES	1.945.473
Transferencias corrientes del sector público	1.945.473
Transferencias corrientes internas recibidas del sector público	1.945.473
De la República	1.945.473
Recursos Ordinarios	1.945.473
1.2 GASTOS CORRIENTES	**2.305.473**
GASTOS DE CONSUMO	2.223.902
Remuneraciones	1.795.803
Sueldos, salarios y otras retribuciones	340.790
Beneficios y complementos de sueldos y salarios	894.205
Aportes patronales	117.222
Prestaciones sociales y otras indemnizaciones	197.994
Asistencia socioeconómica	245.592
Compra de bienes y servicios	418.099
Bienes de consumo	11.276
Servicios no personales	406.823
Depreciación y amortización	10.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	81.571
Al sector privado	81.571
Transferencias corrientes al sector privado	81.571
Directas a personas	81.571
Pensiones y otros beneficios asociados	23.220
Jubilaciones y otros beneficios asociados	58.351
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(310.000)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(300.000)**
RECURSOS PROPIOS DE CAPITAL	(300.000)
Desahorro en Cuenta Corriente	(310.000)
Incremento de la depreciación y amortización acumuladas	10.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(300.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**300.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	300.000
Disminución de otros activos financieros	300.000
Disminución de disponibilidades	300.000
Disminución de Bancos	300.000
3.2 APLICACIONES FINANCIERAS	**300.000**
DÉFICIT FINANCIERO	300.000

A0372

Fundación Teatro Teresa Carreño

FUNDACIÓN TEATRO TERESA CARREÑO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Teatro Teresa Carreño, tiene como actividad principal la promoción y difusión de los valores de las artes escénicas y musicales mediante la programación, diseño, producción, realización, ensayos y montajes de espectáculos de alta calidad técnica y artística dirigidos a públicos diversos, con el propósito de lograr un equilibrio racional acorde a los nuevos tiempos, sustentado en la participación, cooperación y articulación entre las diversas instituciones del Estado y las comunidades organizadas.

En la Carta Magna se establece el firme propósito de promover los valores culturales como un bien irrenunciable del pueblo venezolano, constituido en el derecho fundamental que procure las condiciones de bienestar integral de la sociedad venezolana e impulse el enriquecimiento del patrimonio cultural. Es así como, las líneas estratégicas emprendidas por el Estado venezolano en materia cultural, se mantienen de cara a la definición, consolidación y sustentabilidad de un modelo socialista de país, apoyado en la infraestructura funcional de sus instituciones.

Para el año 2012, la Fundación prevee atender 507.028 espectadores y rehabilitar 446.640 metros cuadrados del Complejo Cultural.

Para el logro de las metas se estiman recursos por Bs. 88.085.758, de los cuales Bs. 84.716.438 son ingresos corrientes, (transferencia del Ejecutivo Nacional por Bs. 78.716.438 e ingresos por venta de servicios de la administración pública Bs. 6.000.000) y Bs. 3.369.320 recursos de capital, provenientes del incremento de la depreciación acumulada.

Los recursos antes señalados financiarán una estructura presupuestaria constituida por gastos corrientes de 82.162.012, gastos de capital Bs. 5.427.754 y aplicaciones financieras Bs. 495.992.

El total de presupuesto está distribuido de la siguiente manera: Proyectos Bs. 56.801.507 y Acciones Centralizadas Bs. 31.284.251.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	84.716.438
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	6.000.000
Venta de otros bienes y servicios	6.000.000
TRANSFERENCIAS CORRIENTES	78.716.438
Transferencias corrientes del sector público	78.716.438
Transferencias corrientes internas recibidas del sector público	78.716.438
De la República	78.716.438
INGRESOS DE CAPITAL	**3.369.320**
RECURSOS PROPIOS DE CAPITAL	3.369.320
Incremento de la depreciación y amortización acumuladas	3.369.320
TOTAL RECURSOS	**88.085.758**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**82.162.012**
GASTOS DE CONSUMO	78.369.320
Remuneraciones	47.500.000
Sueldos, salarios y otras retribuciones	14.948.573
Beneficios y complementos de sueldos y salarios	19.412.989
Aportes patronales	2.971.662
Prestaciones sociales y otras indemnizaciones	4.747.682
Asistencia socioeconómica	5.248.694
Otros gastos de personal	170.400
Compra de bienes y servicios	23.918.182
Bienes de consumo	8.800.000
Servicios no personales	15.118.182
Impuestos indirectos	3.581.818
Depreciación y amortización	3.369.320
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.792.692
Al sector privado	3.792.692
Transferencias corrientes al sector privado	3.792.692
Directas a personas	3.791.402
Pensiones y otros beneficios asociados	1.293.514
Jubilaciones y otros beneficios asociados	2.497.888
A instituciones sin fines de lucro	1.290
GASTOS DE CAPITAL	**5.427.754**
INVERSIÓN REAL DIRECTA	5.427.754
Formación bruta de capital Fijo	5.427.754
Edificios e instalaciones	4.325.648
Maquinaria, equipos y otros bienes muebles	1.102.106
APLICACIONES FINANCIERAS	**495.992**
DISMINUCIÓN DE PASIVOS	495.992
Disminución de cuentas y efectos por pagar	495.992
Disminución de cuentas y efectos por pagar a corto plazo	495.992
Disminución cuentas por pagar a proveedores a corto plazo	495.992
TOTAL GASTOS	**88.085.758**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113678	Fomento de la participación ciudadana en el desarrollo de las actividades artísticas, educativas y culturales realizadas por el Teatro Teresa Carreño	Espectador			507.028	1.700.000	30.404.278			32.104.278
113679	Rescate, ampliación, rehabilitación, repotenciación, actualización y mantenimiento de la infraestructura física del Complejo Cultural Teatro Teresa Carreño.	Metro Cuadrado			446.640		24.697.229			24.697.229
TOTAL						**1.700.000**	**55.101.507**			**56.801.507**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	2.000.000	13.765.355			15.765.355
02	Gestión Administrativa	5.669.320	6.056.884			11.726.204
03	Previsión y Protección Social		3.792.692			3.792.692
TOTAL		**7.669.320**	**23.614.931**			**31.284.251**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**206**	**310**	**7**	**523**	**12.205.995**		**12.205.995**
Alto Nivel y de Dirección	1			1	22.212		22.212
Directivo	21	30	7	58	1.359.503		1.359.503
Profesional y Técnico	116	186		302	7.078.793		7.078.793
Personal Administrativo	62	78		140	3.281.560		3.281.560
Personal Médico	3	2		5	117.199		117.199
Obrero	3	14		17	346.728		346.728
Personal Contratado	**27**	**19**		**46**	**2.672.908**		**2.672.908**
Profesional y Técnico	27	19		46	2.672.908		2.672.908
TOTAL	**233**	**329**	**7**	**569**	**14.878.903**		**14.878.903**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**13**	**10**	**23**	**2.497.888**
Obreros	1	1	2	356.841
Empleados	12	9	21	2.141.047
Jubilados	**21**	**21**	**42**	**1.293.514**
Obreros	2	4	6	112.480
Empleados	19	17	36	1.181.034
TOTAL	**34**	**31**	**65**	**3.791.402**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	47.500.000
4.02	Materiales, suministros y mercancías	8.800.000
4.03	Servicios no personales	18.700.000
4.04	Activos reales	5.427.754
4.07	Transferencias y donaciones	3.792.692
4.08	Otros gastos	3.369.320
4.11	Disminución de pasivos	495.992
	TOTAL	**88.085.758**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**84.716.438**
INGRESOS CORRIENTE ORDINARIO	84.716.438
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	6.000.000
Venta de otros bienes y servicios	6.000.000
TRANSFERENCIAS CORRIENTES	78.716.438
Transferencias corrientes del sector público	78.716.438
Transferencias corrientes internas recibidas del sector público	78.716.438
De la República	78.716.438
Recursos Ordinarios	78.716.438
1.2 GASTOS CORRIENTES	**82.162.012**
GASTOS DE CONSUMO	78.369.320
Remuneraciones	47.500.000
Sueldos, salarios y otras retribuciones	14.948.573
Beneficios y complementos de sueldos y salarios	19.412.989
Aportes patronales	2.971.662
Prestaciones sociales y otras indemnizaciones	4.747.682
Asistencia socioeconómica	5.248.694
Otros gastos de personal	170.400
Compra de bienes y servicios	23.918.182
Bienes de consumo	8.800.000
Servicios no personales	15.118.182
Impuestos indirectos	3.581.818
Depreciación y amortización	3.369.320
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.792.692
Al sector privado	3.792.692
Transferencias corrientes al sector privado	3.792.692
Directas a personas	3.791.402
Pensiones y otros beneficios asociados	1.293.514
Jubilaciones y otros beneficios asociados	2.497.888
A instituciones sin fines de lucro	1.290
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.554.426**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.923.746**
RECURSOS PROPIOS DE CAPITAL	5.923.746
Ahorro en Cuenta Corriente	2.554.426
Incremento de la depreciación y amortización acumuladas	3.369.320
2.2 GASTOS DE CAPITAL	**5.427.754**
INVERSIÓN REAL DIRECTA	5.427.754
Formación bruta de capital Fijo	5.427.754
Edificios e instalaciones	4.325.648
Maquinaria, equipos y otros bienes muebles	1.102.106
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**495.992**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**495.992**
SUPERÁVIT FINANCIERO	495.992
3.2 APLICACIONES FINANCIERAS	**495.992**
DISMINUCIÓN DE PASIVOS	495.992
Disminución de cuentas y efectos por pagar	495.992
Disminución de cuentas y efectos por pagar a corto plazo	495.992
Disminución cuentas por pagar a proveedores a corto plazo	495.992

A0373

Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos

FUNDACIÓN CENTRO DE ESTUDIOS LATINOAMERICANOS RÓMULO GALLEGOS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Centro de Estudios Latinoamericanos Rómulo Gallegos tiene como actividad principal el estudio, la investigación e integración latinoamericana a través de la cultura, así como el estudio y definición del pensamiento latinoamericano haciendo énfasis en la obra y en la vida de Rómulo Gallegos y los valores de las letras y el pensamiento de Venezuela y América Latina.

Para el ejercicio fiscal 2012, la Fundación formuló para su ejecución dos (2) proyectos: "Producción de conocimiento y pensamiento crítico" e "Integración sociocultural".

Para el logro de las metas se estiman recursos por Bs. 22.092.475, de los cuales Bs. 21.867.475 son Ingresos Corrientes (transferencia del Ejecutivo Nacional Bs. 19.067.475, ingresos de operación Bs. 2.299.140 e ingresos de la propiedad Bs. 500.860) e Ingresos de Capital, provenientes del incremento de la depreciación acumulada por Bs. 225.000.

Los recursos antes señalados financiarán una estructura presupuestaria constituida por gastos corrientes de Bs. 21.769.915 y gastos de capital Bs. 322.560.

El total de presupuesto está distribuido de la siguiente manera: Proyectos Bs. 14.975.633 y Acciones Centralizadas Bs. 7.116.842.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**21.867.475**
INGRESOS CORRIENTES ORDINARIOS	21.867.475
INGRESOS DE OPERACIÓN	2.299.140
Otros ingresos de operación	2.299.140
INGRESOS DE LA PROPIEDAD	500.860
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	500.860
Alquileres	500.860
TRANSFERENCIAS CORRIENTES	19.067.475
Transferencias corrientes del sector público	19.067.475
Transferencias corrientes internas recibidas del sector público	19.067.475
De la República	19.067.475
INGRESOS DE CAPITAL	**225.000**
RECURSOS PROPIOS DE CAPITAL	225.000
Incremento de la depreciación y amortización acumuladas	225.000
TOTAL RECURSOS	**22.092.475**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**21.769.915**
GASTOS DE CONSUMO	21.329.947
Remuneraciones	16.609.035
Sueldos, salarios y otras retribuciones	5.821.380
Beneficios y complementos de sueldos y salarios	4.217.818
Aportes patronales	1.044.231
Prestaciones sociales y otras indemnizaciones	1.842.940
Asistencia socioeconómica	3.682.666
Compra de bienes y servicios	3.842.709
Bienes de consumo	727.896
Servicios no personales	3.114.813
Impuestos indirectos	653.203
Depreciación y amortización	225.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	439.968
Al sector privado	439.968
Transferencias corrientes al sector privado	439.968
Directas a personas	439.968
Jubilaciones y otros beneficios asociados	439.968
GASTOS DE CAPITAL	**322.560**
INVERSIÓN REAL DIRECTA	322.560
Formación bruta de capital Fijo	322.560
Maquinaria, equipos y otros bienes muebles	322.560
TOTAL GASTOS	**22.092.475**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113626	Producción de conocimiento y pensamiento crítico	Investigación			8		7.280.167			7.280.167
113663	Integración sociocultural	Evento			420	1.628.400	6.067.066			7.695.466
	TOTAL					**1.628.400**	**13.347.233**			**14.975.633**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		4.830.000			4.830.000
02	Gestión Administrativa	1.366.600	450.274			1.816.874
03	Previsión y Protección Social		439.968			439.968
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	30.000				30.000
	TOTAL	**1.396.600**	**5.720.242**			**7.116.842**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**57**	**72**	**18**	**147**	**4.736.951**		**4.736.951**
Alto Nivel y de Dirección		1		1	78.199		78.199
Directivo	9	10	8	27	944.575		944.575
Profesional y Técnico	15	31	7	53	1.807.014		1.807.014
Personal Administrativo	20	19	1	40	1.355.263		1.355.263
Obrero	13	11	2	26	551.900		551.900
Personal Contratado	**5**			**5**	**807.777**		**807.777**
Profesional y Técnico	5			5	807.777		807.777
TOTAL	**62**	**72**	**18**	**152**	**5.544.728**		**5.544.728**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**5**		**5**	**439.968**
Empleados	5		5	439.968
TOTAL	**5**		**5**	**439.968**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	16.609.035
4.02	Materiales, suministros y mercancías	727.896
4.03	Servicios no personales	3.768.016
4.04	Activos reales	322.560
4.07	Transferencias y donaciones	439.968
4.08	Otros gastos	225.000
	TOTAL	**22.092.475**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**21.867.475**
INGRESOS CORRIENTE ORDINARIO	21.867.475
INGRESOS DE OPERACIÓN	2.299.140
Otros ingresos de operación	2.299.140
INGRESOS DE LA PROPIEDAD	500.860
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	500.860
Alquileres	500.860
TRANSFERENCIAS CORRIENTES	19.067.475
Transferencias corrientes del sector público	19.067.475
Transferencias corrientes internas recibidas del sector público	19.067.475
De la República	19.067.475
Recursos Ordinarios	19.067.475
1.2 GASTOS CORRIENTES	**21.769.915**
GASTOS DE CONSUMO	21.329.947
Remuneraciones	16.609.035
Sueldos, salarios y otras retribuciones	5.821.380
Beneficios y complementos de sueldos y salarios	4.217.818
Aportes patronales	1.044.231
Prestaciones sociales y otras indemnizaciones	1.842.940
Asistencia socioeconómica	3.682.666
Compra de bienes y servicios	3.842.709
Bienes de consumo	727.896
Servicios no personales	3.114.813
Impuestos indirectos	653.203
Depreciación y amortización	225.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	439.968
Al sector privado	439.968
Transferencias corrientes al sector privado	439.968
Directas a personas	439.968
Jubilaciones y otros beneficios asociados	439.968
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**97.560**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**322.560**
RECURSOS PROPIOS DE CAPITAL	322.560
Ahorro en Cuenta Corriente	97.560
Incremento de la depreciación y amortización acumuladas	225.000
2.2 GASTOS DE CAPITAL	**322.560**
INVERSIÓN REAL DIRECTA	322.560
Formación bruta de capital Fijo	322.560
Maquinaria, equipos y otros bienes muebles	322.560
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0374

Fundación Librerías del Sur

FUNDACIÓN LIBRERÍAS DEL SUR

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación tiene como misión formular, coordinar y ejecutar políticas, planes y proyectos estratégicos que permitan desarrollar un sistema de distribución del libro venezolano, incorporar a la población al conocimiento y acceso a la lectura, a fin de contribuir al fortalecimiento de nuestra cultura; orientado a construir el nuevo modelo de sociedad planteado en la Constitución de la República Bolivariana de Venezuela.

La actividad principal de la Fundación es la de comercializar, distribuir, vender y promocionar los libros venezolanos, latinoamericanos y del caribe.

Para el ejercicio fiscal 2012, el Ente formuló un (1) proyecto: "Fortalecimiento de la Red de Librerías", con el cual pretende ampliar a 30 el número de librerías.

Para el ejercicio económico 2012, el presupuesto de ingresos se sitúa en Bs. 20.181.497, discriminados en Bs. 17.907.995 provenientes de Transferencias corrientes internas recibidas del sector público, Bs. 1.625.000 por ventas de bienes y servicios, Bs. 473.502 de depreciación y Bs. 175.000 de disminución de bancos.

El presupuesto de gastos asciende a la cantidad de Bs. 20.181.497, distribuidos en gastos corrientes Bs. 20.071.497 y gastos de capital Bs. 110.000.

Los resultados económicos y financieros prevé un desahorro por Bs. 538.502 en la cuenta corriente y un déficit de Bs. 175.000 en la cuenta capital que será financiado con la disminución de bancos.

El presupuesto está distribuido en Proyectos por Bs. 13.851.628 y Acciones Centralizadas por Bs. 6.329.869.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	19.532.995
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.625.000
Venta de otros bienes y servicios	1.625.000
TRANSFERENCIAS CORRIENTES	17.907.995
Transferencias corrientes del sector público	17.907.995
Transferencias corrientes internas recibidas del sector público	17.907.995
De la República	17.907.995
INGRESOS DE CAPITAL	**473.502**
RECURSOS PROPIOS DE CAPITAL	473.502
Incremento de la depreciación y amortización acumuladas	473.502
FUENTES DE FINANCIAMIENTO	**175.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	175.000
Disminución de otros activos financieros	175.000
Disminución de disponibilidades	175.000
Disminución de Bancos	175.000
TOTAL RECURSOS	**20.181.497**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**20.071.497**
GASTOS DE CONSUMO	19.892.037
Remuneraciones	17.214.677
Sueldos, salarios y otras retribuciones	3.816.697
Beneficios y complementos de sueldos y salarios	7.853.042
Aportes patronales	1.134.407
Prestaciones sociales y otras indemnizaciones	1.487.906
Asistencia socioeconómica	2.922.625
Compra de bienes y servicios	2.203.858
Bienes de consumo	367.398
Servicios no personales	1.836.460
Depreciación y amortización	473.502
TRANSFERENCIAS Y DONACIONES CORRIENTES	179.460
Al sector privado	179.460
Transferencias corrientes al sector privado	179.460
Directas a personas	179.460
Jubilaciones y otros beneficios asociados	179.460
GASTOS DE CAPITAL	**110.000**
INVERSIÓN REAL DIRECTA	110.000
Formación bruta de capital Fijo	110.000
Maquinaria, equipos y otros bienes muebles	110.000
TOTAL GASTOS	**20.181.497**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113576	Fortalecimiento de la red de librerías	Librería			30	1.316.031	12.535.597			13.851.628
TOTAL						1.316.031	12.535.597			13.851.628

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		4.984.080			4.984.080
02	Gestión Administrativa	957.471	208.858			1.166.329
03	Previsión y Protección Social		179.460			179.460
TOTAL		957.471	5.372.398			6.329.869

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**84**	**64**	**1**	**149**	**3.216.659**		**3.216.659**
Alto Nivel y de Dirección		1		1	22.212		22.212
Directivo	6	8	1	15	280.522		280.522
Profesional y Técnico	66	47		113	2.494.033		2.494.033
Personal Administrativo	6	1		7	157.800		157.800
Obrero	6	7		13	262.092		262.092
Personal Contratado	**1**			**1**	**159.840**		**159.840**
Profesional y Técnico	1			1	159.840		159.840
TOTAL	**85**	**64**	**1**	**150**	**3.376.499**		**3.376.499**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**1**	**2**	**3**	**179.460**
Empleados	1	2	3	179.460
TOTAL	**1**	**2**	**3**	**179.460**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	17.214.677
4.02	Materiales, suministros y mercancías	367.398
4.03	Servicios no personales	1.836.460
4.04	Activos reales	110.000
4.07	Transferencias y donaciones	179.460
4.08	Otros gastos	473.502
	TOTAL	**20.181.497**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**19.532.995**
INGRESOS CORRIENTE ORDINARIO	19.532.995
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.625.000
Venta de otros bienes y servicios	1.625.000
TRANSFERENCIAS CORRIENTES	17.907.995
Transferencias corrientes del sector público	17.907.995
Transferencias corrientes internas recibidas del sector público	17.907.995
De la República	17.907.995
Recursos Ordinarios	17.907.995
1.2 GASTOS CORRIENTES	**20.071.497**
GASTOS DE CONSUMO	19.892.037
Remuneraciones	17.214.677
Sueldos, salarios y otras retribuciones	3.816.697
Beneficios y complementos de sueldos y salarios	7.853.042
Aportes patronales	1.134.407
Prestaciones sociales y otras indemnizaciones	1.487.906
Asistencia socioeconómica	2.922.625
Compra de bienes y servicios	2.203.858
Bienes de consumo	367.398
Servicios no personales	1.836.460
Depreciación y amortización	473.502
TRANSFERENCIAS Y DONACIONES CORRIENTES	179.460
Al sector privado	179.460
Transferencias corrientes al sector privado	179.460
Directas a personas	179.460
Jubilaciones y otros beneficios asociados	179.460
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(538.502)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(65.000)**
RECURSOS PROPIOS DE CAPITAL	(65.000)
Desahorro en Cuenta Corriente	(538.502)
Incremento de la depreciación y amortización acumuladas	473.502
2.2 GASTOS DE CAPITAL	**110.000**
INVERSIÓN REAL DIRECTA	110.000
Formación bruta de capital Fijo	110.000
Maquinaria, equipos y otros bienes muebles	110.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(175.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**175.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	175.000
Disminución de otros activos financieros	175.000
Disminución de disponibilidades	175.000
Disminución de Bancos	175.000
3.2 APLICACIONES FINANCIERAS	**175.000**
DÉFICIT FINANCIERO	175.000

A0375

Fundación Casa del Artista

FUNDACIÓN CASA DEL ARTISTA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Casa del Artista, tiene como actividad principal apoyar los procesos de formación y mejoramiento integral del artista, mediante el desarrollo de actividades dirigidas a la formación profesional, técnica y humana de los trabajadores de la cultura. Esta Fundación pertenece al sistema socio-cultural del Estado venezolano y está destinada a preservar las condiciones profesionales, técnicas y humanas del artista, alcanzando niveles de excelencia y calidad en la programación a realizar en todos sus espacios y en el desarrollo de procesos de aprendizaje y formación.

Para el año 2012, tiene previsto atender a 12.717 personas a través del proyecto "Atención integral a los y las artistas, creadoras(es), cultoras(es) a nivel nacional".

Para el logro de las metas se estiman recursos por Bs. 25.254.523, de los cuales Bs. 20.820.490 son Ingresos Corrientes (transferencia del Ejecutivo Nacional Bs. 20.548.490 e Ingresos de la propiedad Bs. 272.000); ingresos de capital, provenientes del incremento de la depreciación acumulada por Bs. 455.625 y disminución de bancos Bs. 3.978.408.

Los recursos antes señalados financiarán una estructura presupuestaria constituida por gastos corrientes de Bs. 24.947.772 y gastos de capital Bs. 306.751.

El total de presupuesto está distribuido de la siguiente manera: Proyectos Bs. 17.678.166 y Acciones Centralizadas Bs. 7.576.357.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**20.820.490**
INGRESOS CORRIENTES ORDINARIOS	20.820.490
INGRESOS DE LA PROPIEDAD	272.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	272.000
Alquileres	272.000
TRANSFERENCIAS CORRIENTES	20.548.490
Transferencias corrientes del sector público	20.548.490
Transferencias corrientes internas recibidas del sector público	20.548.490
De la República	20.548.490
INGRESOS DE CAPITAL	**455.625**
RECURSOS PROPIOS DE CAPITAL	455.625
Incremento de la depreciación y amortización acumuladas	455.625
FUENTES DE FINANCIAMIENTO	**3.978.408**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.978.408
Disminución de otros activos financieros	3.978.408
Disminución de disponibilidades	3.978.408
Disminución de caja	3.978.408
TOTAL RECURSOS	**25.254.523**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**24.947.772**
GASTOS DE CONSUMO	18.986.298
Remuneraciones	15.222.695
Sueldos, salarios y otras retribuciones	3.394.323
Beneficios y complementos de sueldos y salarios	6.484.053
Aportes patronales	869.295
Prestaciones sociales y otras indemnizaciones	1.497.165
Asistencia socioeconómica	2.977.859
Compra de bienes y servicios	2.917.268
Bienes de consumo	813.205
Servicios no personales	2.104.063
Impuestos indirectos	390.710
Depreciación y amortización	455.625
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.961.474
Al sector privado	5.961.474
Transferencias corrientes al sector privado	5.152.074
Otras transferencias corrientes internas al sector privado	5.152.074
Donaciones corrientes al sector privado	809.400
Donaciones a personas	809.400
GASTOS DE CAPITAL	**306.751**
INVERSIÓN REAL DIRECTA	306.751
Formación bruta de capital Fijo	306.751
Maquinaria, equipos y otros bienes muebles	306.751
TOTAL GASTOS	**25.254.523**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113801	Atención integral a los y las artistas, creadoras(es), cultoras(es) a nivel nacional	Persona			12.717	3.294.223	14.383.943			17.678.166
TOTAL						3.294.223	14.383.943			17.678.166

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	254.424	6.164.547			6.418.971
02	Gestión Administrativa	934.673				934.673
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	222.713				222.713
TOTAL		1.411.810	6.164.547			7.576.357

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**56**	**34**		**90**	**1.861.575**	**455.808**	**2.317.383**
Alto Nivel y de Dirección	1			1	22.224	23.400	45.624
Directivo	11	2		13	300.976	71.242	372.218
Profesional y Técnico	12	3		15	236.009	101.717	337.726
Personal Administrativo	20	16		36	699.171	259.449	958.620
Obrero	12	13		25	603.195		603.195
Personal Contratado	**22**	**15**		**37**	**1.342.800**		**1.342.800**
Profesional y Técnico	22	15		37	1.342.800		1.342.800
TOTAL	**78**	**49**		**127**	**3.204.375**	**455.808**	**3.660.183**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	15.222.695
4.02	Materiales, suministros y mercancías	813.205
4.03	Servicios no personales	2.494.773
4.04	Activos reales	306.751
4.07	Transferencias y donaciones	5.961.474
4.08	Otros gastos	455.625
	TOTAL	**25.254.523**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**20.820.490**
INGRESOS CORRIENTE ORDINARIO	20.820.490
INGRESOS DE LA PROPIEDAD	272.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	272.000
Alquileres	272.000
TRANSFERENCIAS CORRIENTES	20.548.490
Transferencias corrientes del sector público	20.548.490
Transferencias corrientes internas recibidas del sector público	20.548.490
De la República	20.548.490
Recursos Ordinarios	20.548.490
1.2 GASTOS CORRIENTES	**24.947.772**
GASTOS DE CONSUMO	18.986.298
Remuneraciones	15.222.695
Sueldos, salarios y otras retribuciones	3.394.323
Beneficios y complementos de sueldos y salarios	6.484.053
Aportes patronales	869.295
Prestaciones sociales y otras indemnizaciones	1.497.165
Asistencia socioeconómica	2.977.859
Compra de bienes y servicios	2.917.268
Bienes de consumo	813.205
Servicios no personales	2.104.063
Impuestos indirectos	390.710
Depreciación y amortización	455.625
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.961.474
Al sector privado	5.961.474
Transferencias corrientes al sector privado	5.152.074
Otras transferencias corrientes internas al sector privado	5.152.074
Donaciones corrientes al sector privado	809.400
Donaciones a personas	809.400
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(4.127.282)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(3.671.657)**
RECURSOS PROPIOS DE CAPITAL	(3.671.657)
Desahorro en Cuenta Corriente	(4.127.282)
Incremento de la depreciación y amortización acumuladas	455.625
2.2 GASTOS DE CAPITAL	**306.751**
INVERSIÓN REAL DIRECTA	306.751
Formación bruta de capital Fijo	306.751
Maquinaria, equipos y otros bienes muebles	306.751
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(3.978.408)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**3.978.408**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.978.408
Disminución de otros activos financieros	3.978.408
Disminución de disponibilidades	3.978.408
Disminución de caja	3.978.408
3.2 APLICACIONES FINANCIERAS	**3.978.408**
DÉFICIT FINANCIERO	3.978.408

A0378

Centro de la Diversidad Cultural

CENTRO DE LA DIVERSIDAD CULTURAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Para el ejercicio fiscal 2012, la Fundación Centro de la Diversidad Cultural, incorpora al diseño de sus proyectos, los lineamientos contenidos, en la Constitución de la República Bolivariana de Venezuela y el Plan de Desarrollo Económico y Social 2007-2013, como instrumentos de política y de planificación, en consonancia con el proceso de transformación de la República, de sus instancias y estrategias de gobierno y del ejercicio ciudadano que se pretende alcanzar.

Resulta importante destacar la relevancia que tiene el tema de la diversidad cultural para el Estado venezolano, explícitamente expresado en nuestra Carta Magna, cuando se señala el establecimiento de una sociedad democrática, participativa y protagónica, multiétnica y pluricultural, la cooperación pacífica entre las naciones y la integración latinoamericana de acuerdo con el principio de no intervención y autodeterminación de los pueblos; lo que refleja la visión estratégica que para el Estado venezolano tiene el tema de la diversidad cultural y el apoyo decidido hacia el área de cultura y su posicionamiento geopolítico y social.

El presupuesto de ingresos del Centro se sitúa en Bs. 21.633.015 desagregados en Bs. 20.446.086 provenientes de transferencias del Ejecutivo Nacional, Bs. 686.929 por depreciación y Bs. 500.000 de disminución de bancos.

El presupuesto de gastos para el año 2012 asciende a la cantidad de Bs. 21.633.015; distribuidos en: gastos corrientes Bs. 21.629.890 y gastos de capital Bs. 3.125.

El total del presupuesto está distribuido de la siguiente manera: Proyectos Bs. 14.662.260 y Acciones Centralizadas Bs. 6.970.755.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**20.446.086**
INGRESOS CORRIENTES ORDINARIOS	20.446.086
TRANSFERENCIAS CORRIENTES	20.446.086
Transferencias corrientes del sector público	20.446.086
Transferencias corrientes internas recibidas del sector público	20.446.086
De la República	20.446.086
INGRESOS DE CAPITAL	**686.929**
RECURSOS PROPIOS DE CAPITAL	686.929
Incremento de la depreciación y amortización acumuladas	686.929
FUENTES DE FINANCIAMIENTO	**500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	500.000
Disminución de otros activos financieros	500.000
Disminución de disponibilidades	500.000
Disminución de caja	500.000
TOTAL RECURSOS	**21.633.015**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**21.629.890**
GASTOS DE CONSUMO	21.491.353
Remuneraciones	19.095.535
Sueldos, salarios y otras retribuciones	3.674.369
Beneficios y complementos de sueldos y salarios	8.144.813
Aportes patronales	1.209.121
Prestaciones sociales y otras indemnizaciones	1.778.850
Asistencia socioeconómica	4.288.382
Compra de bienes y servicios	1.492.829
Bienes de consumo	208.686
Servicios no personales	1.284.143
Impuestos indirectos	216.060
Depreciación y amortización	686.929
TRANSFERENCIAS Y DONACIONES CORRIENTES	138.537
Al sector privado	138.537
Transferencias corrientes al sector privado	117.108
Directas a personas	117.108
Pensiones y otros beneficios asociados	49.638
Jubilaciones y otros beneficios asociados	67.470
Donaciones corrientes al sector privado	21.429
Donaciones a personas	21.429
GASTOS DE CAPITAL	**3.125**
INVERSIÓN REAL DIRECTA	3.125
Formación bruta de capital Fijo	3.125
Maquinaria, equipos y otros bienes muebles	3.125
TOTAL GASTOS	**21.633.015**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113585	Movimiento de movimientos por la diversidad cultural: colectivos comunitarios en red	Casa			3	350.000	14.312.260			14.662.260
TOTAL						**350.000**	**14.312.260**			**14.662.260**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		5.035.909			5.035.909
02	Gestión Administrativa	836.929	980.809			1.817.738
03	Previsión y Protección Social		117.108			117.108
TOTAL		**836.929**	**6.133.826**			**6.970.755**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**77**	**43**	**3**	**123**	**2.649.737**		**2.649.737**
Alto Nivel y de Dirección		1		1	22.213		22.213
Directivo	22	6	3	31	577.780		577.780
Profesional y Técnico	26	17		43	1.044.504		1.044.504
Personal Administrativo	20			20	441.360		441.360
Obrero	9	19		28	563.880		563.880
Personal Contratado	**3**	**8**	**7**	**18**	**898.717**		**898.717**
Profesional y Técnico		2	1	3	545.983		545.983
Personal Administrativo	3		3	6	161.400		161.400
Obrero		6	3	9	191.334		191.334
TOTAL	**80**	**51**	**10**	**141**	**3.548.454**		**3.548.454**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1**		**1**	**49.638**
Empleados	1		1	49.638
Jubilados	**2**		**2**	**67.470**
Empleados	2		2	67.470
TOTAL	**3**		**3**	**117.108**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	19.095.535
4.02	Materiales, suministros y mercancías	208.686
4.03	Servicios no personales	1.500.203
4.04	Activos reales	3.125
4.07	Transferencias y donaciones	138.537
4.08	Otros gastos	686.929
	TOTAL	**21.633.015**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**20.446.086**
INGRESOS CORRIENTE ORDINARIO	20.446.086
TRANSFERENCIAS CORRIENTES	20.446.086
Transferencias corrientes del sector público	20.446.086
Transferencias corrientes internas recibidas del sector público	20.446.086
De la República	20.446.086
Recursos Ordinarios	20.446.086
1.2 GASTOS CORRIENTES	**21.629.890**
GASTOS DE CONSUMO	21.491.353
Remuneraciones	19.095.535
Sueldos, salarios y otras retribuciones	3.674.369
Beneficios y complementos de sueldos y salarios	8.144.813
Aportes patronales	1.209.121
Prestaciones sociales y otras indemnizaciones	1.778.850
Asistencia socioeconómica	4.288.382
Compra de bienes y servicios	1.492.829
Bienes de consumo	208.686
Servicios no personales	1.284.143
Impuestos indirectos	216.060
Depreciación y amortización	686.929
TRANSFERENCIAS Y DONACIONES CORRIENTES	138.537
Al sector privado	138.537
Transferencias corrientes al sector privado	117.108
Directas a personas	117.108
Pensiones y otros beneficios asociados	49.638
Jubilaciones y otros beneficios asociados	67.470
Donaciones corrientes al sector privado	21.429
Donaciones a personas	21.429
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.183.804)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(496.875)**
RECURSOS PROPIOS DE CAPITAL	(496.875)
Desahorro en Cuenta Corriente	(1.183.804)
Incremento de la depreciación y amortización acumuladas	686.929
2.2 GASTOS DE CAPITAL	**3.125**
INVERSIÓN REAL DIRECTA	3.125
Formación bruta de capital Fijo	3.125
Maquinaria, equipos y otros bienes muebles	3.125
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(500.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	500.000
Disminución de otros activos financieros	500.000
Disminución de disponibilidades	500.000
Disminución de caja	500.000
3.2 APLICACIONES FINANCIERAS	**500.000**
DÉFICIT FINANCIERO	500.000

A0390

Fundación Cinemateca Nacional

FUNDACIÓN CINEMATECA NACIONAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Cinemateca Nacional, surge como una necesidad de jerarquizar, fortalecer y dotar de mejores recursos a una institución, para atender la conservación, acopio, catalogación y difusión de documentos y producciones del arte cinematográfico de todas las tendencias y períodos que constituyen el acervo histórico y cultural de las artes cinematográficas internacionales de todos los tiempos, con énfasis, en el arte americano y en especial el venezolano.

Para el año 2012, tiene previsto ejecutar dos (2) proyectos: el primero, "Divulgación y difusión de la cultura cinematográfica y audiovisual" en 119 salas a nivel nacional y el segundo, la "Preservación del patrimonio cinematográfico y audiovisual" de 72 obras.

Para el logro de las metas se estiman recursos por Bs. 22.607.537, de los cuales Bs. 20.943.337 son ingresos corrientes (transferencia del Ejecutivo Nacional por Bs. 20.693.337 y Bs. 250.000 por ingresos por venta de bienes y servicios de la administración pública); Bs. 564.200 recursos de capital, provenientes del incremento de la depreciación acumulada y por fuentes financieras Bs. 1.100.000 por disminución de bancos.

Los recursos antes señalados financiarán una estructura presupuestaria constituida por gastos corrientes de 22.099.537, gastos de capital Bs. 208.000 y aplicaciones financieras Bs. 300.000.

El total de presupuesto está distribuido de la siguiente manera: Proyectos Bs. 15.448.654 y Acciones Centralizadas Bs. 7.158.883.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	20.943.337
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	250.000
Venta de otros bienes y servicios	250.000
TRANSFERENCIAS CORRIENTES	20.693.337
Transferencias corrientes del sector público	20.693.337
Transferencias corrientes internas recibidas del sector público	20.693.337
De la República	20.693.337
INGRESOS DE CAPITAL	**564.200**
RECURSOS PROPIOS DE CAPITAL	564.200
Incremento de la depreciación y amortización acumuladas	564.200
FUENTES DE FINANCIAMIENTO	**1.100.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.100.000
Disminución de otros activos financieros	1.100.000
Disminución de disponibilidades	1.100.000
Disminución de Bancos	1.100.000
TOTAL RECURSOS	**22.607.537**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**22.099.537**
GASTOS DE CONSUMO	21.557.056
Remuneraciones	16.282.585
Sueldos, salarios y otras retribuciones	4.107.060
Beneficios y complementos de sueldos y salarios	6.899.211
Aportes patronales	1.203.584
Prestaciones sociales y otras indemnizaciones	1.251.912
Asistencia socioeconómica	2.820.818
Compra de bienes y servicios	4.710.271
Bienes de consumo	522.676
Servicios no personales	4.187.595
Depreciación y amortización	564.200
TRANSFERENCIAS Y DONACIONES CORRIENTES	542.481
Al sector privado	542.481
Transferencias corrientes al sector privado	542.481
Directas a personas	542.481
Jubilaciones y otros beneficios asociados	542.481
GASTOS DE CAPITAL	**208.000**
INVERSIÓN REAL DIRECTA	208.000
Formación bruta de capital Fijo	158.000
Maquinaria, equipos y otros bienes muebles	158.000
Bienes intangibles	50.000
APLICACIONES FINANCIERAS	**300.000**
DISMINUCIÓN DE PASIVOS	300.000
Disminución de cuentas y efectos por pagar	300.000
Disminución de cuentas y efectos por pagar a corto plazo	300.000
Disminución de aportes patronales y retenciones laborales por pagar	200.000
Disminución de otras retenciones laborales por pagar	200.000
Disminución cuentas por pagar a proveedores a corto plazo	100.000
TOTAL GASTOS	**22.607.537**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114430	Divulgación y difusión de la cultura cinematográfica y audiovisual	Sala			119	1.050.000	10.676.843			11.726.843
114689	Preservación del patrimonio cinematográfico y audiovisual	Obra			72		3.721.811			3.721.811
TOTAL						1.050.000	14.398.654			15.448.654

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		5.622.679			5.622.679
02	Gestión Administrativa	864.200	43.224			907.424
03	Previsión y Protección Social		542.481			542.481
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		86.299			86.299
TOTAL		864.200	6.294.683			7.158.883

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**50**	**52**	**10**	**112**	**2.496.180**	**1.085.064**	**3.581.244**
Alto Nivel y de Dirección		1		1	22.224	42.000	64.224
Directivo	6	7	6	19	352.752	721.764	1.074.516
Profesional y Técnico	26	33	3	62	1.502.208	219.000	1.721.208
Personal Administrativo	15	3		18	375.624	53.616	429.240
Obrero	3	8	1	12	243.372	48.684	292.056
Personal Contratado	**21**	**24**	**4**	**49**	**1.380.516**		**1.380.516**
Profesional y Técnico	6	8	3	17	627.540		627.540
Personal Administrativo	9	10	1	20	484.800		484.800
Obrero	6	6		12	268.176		268.176
TOTAL	**71**	**76**	**14**	**161**	**3.876.696**	**1.085.064**	**4.961.760**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**6**	**5**	**11**	**542.481**
Empleados	6	5	11	542.481
TOTAL	**6**	**5**	**11**	**542.481**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	16.282.585
4.02	Materiales, suministros y mercancías	522.676
4.03	Servicios no personales	4.187.595
4.04	Activos reales	208.000
4.07	Transferencias y donaciones	542.481
4.08	Otros gastos	564.200
4.11	Disminución de pasivos	300.000
	TOTAL	**22.607.537**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**20.943.337**
INGRESOS CORRIENTE ORDINARIO	20.943.337
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	250.000
Venta de otros bienes y servicios	250.000
TRANSFERENCIAS CORRIENTES	20.693.337
Transferencias corrientes del sector público	20.693.337
Transferencias corrientes internas recibidas del sector público	20.693.337
De la República	20.693.337
Recursos Ordinarios	20.693.337
1.2 GASTOS CORRIENTES	**22.099.537**
GASTOS DE CONSUMO	21.557.056
Remuneraciones	16.282.585
Sueldos, salarios y otras retribuciones	4.107.060
Beneficios y complementos de sueldos y salarios	6.899.211
Aportes patronales	1.203.584
Prestaciones sociales y otras indemnizaciones	1.251.912
Asistencia socioeconómica	2.820.818
Compra de bienes y servicios	4.710.271
Bienes de consumo	522.676
Servicios no personales	4.187.595
Depreciación y amortización	564.200
TRANSFERENCIAS Y DONACIONES CORRIENTES	542.481
Al sector privado	542.481
Transferencias corrientes al sector privado	542.481
Directas a personas	542.481
Jubilaciones y otros beneficios asociados	542.481
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.156.200)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(592.000)**
RECURSOS PROPIOS DE CAPITAL	(592.000)
Desahorro en Cuenta Corriente	(1.156.200)
Incremento de la depreciación y amortización acumuladas	564.200
2.2 GASTOS DE CAPITAL	**208.000**
INVERSIÓN REAL DIRECTA	208.000
Formación bruta de capital Fijo	158.000
Maquinaria, equipos y otros bienes muebles	158.000
Bienes intangibles	50.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(800.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.100.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.100.000
Disminución de otros activos financieros	1.100.000
Disminución de disponibilidades	1.100.000
Disminución de Bancos	1.100.000
3.2 APLICACIONES FINANCIERAS	**1.100.000**
DISMINUCIÓN DE PASIVOS	300.000
Disminución de cuentas y efectos por pagar	300.000
Disminución de cuentas y efectos por pagar a corto plazo	300.000
Disminución de aportes patronales y retenciones laborales por pagar	200.000
Disminución de otras retenciones laborales por pagar	200.000
Disminución cuentas por pagar a proveedores a corto plazo	100.000
DÉFICIT FINANCIERO	800.000

A0417

Fundación Centro Nacional de la Fotografía (CENAF)

FUNDACIÓN CENTRO NACIONAL DE LA FOTOGRAFÍA (CENAF)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Centro Nacional de la Fotografía (Cenaf), tendrá por objeto fundamental ser una institución dedicada exclusivamente al hecho fotográfico, que contribuya a fomentar, promover y desarrollar la investigación, el registro, la difusión, la promoción y la preservación de la fotografía en todas sus formas y manifestaciones; en lo artístico, documental y comunitario, a través de programas de educación, capacitación y adiestramiento, articulados desde sus dependencias para contribuir a su desarrollo, promoción y conservación en todo el territorio nacional, constituyéndose como referencia nacional para la fotografía, trabajando en red con las instituciones del Estado e instituciones privadas relacionadas con el hecho fotográfico.

Para el año 2012, tiene previsto ejecutar dos (2) proyectos: el primero, "Fotografía en tiempos de revolución" para el cual estima realizar 10 jornadas y el segundo, "Activadores fotográficos para ver y hacer fotografía socialista" con el cual prevé realizar 150 talleres.

Para el logro de las metas se estiman recursos por Bs. 5.676.464, de los cuales Bs. 5.584.557 son ingresos corrientes (transferencia del Ejecutivo Nacional) y Bs. 91.907 recursos de capital, provenientes del incremento de la depreciación acumulada.

Los recursos antes señalados financiarán una estructura presupuestaria constituida por gastos corrientes de 5.546.464 y gastos de capital Bs. 130.000.

El total de presupuesto está distribuido de la siguiente manera: Proyectos Bs. 3.909.190 y Acciones Centralizadas Bs. 1.767.274.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**5.584.557**
INGRESOS CORRIENTES ORDINARIOS	5.584.557
TRANSFERENCIAS CORRIENTES	5.584.557
Transferencias corrientes del sector público	5.584.557
Transferencias corrientes internas recibidas del sector público	5.584.557
De la República	5.584.557
INGRESOS DE CAPITAL	**91.907**
RECURSOS PROPIOS DE CAPITAL	91.907
Incremento de la depreciación y amortización acumuladas	91.907
TOTAL RECURSOS	**5.676.464**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**5.546.464**
GASTOS DE CONSUMO	5.531.464
Remuneraciones	4.690.667
Sueldos, salarios y otras retribuciones	1.739.104
Beneficios y complementos de sueldos y salarios	1.274.844
Aportes patronales	287.940
Prestaciones sociales y otras indemnizaciones	369.851
Asistencia socioeconómica	1.018.928
Compra de bienes y servicios	660.990
Bienes de consumo	141.155
Servicios no personales	519.835
Impuestos indirectos	87.900
Depreciación y amortización	91.907
TRANSFERENCIAS Y DONACIONES CORRIENTES	15.000
Al sector privado	15.000
Transferencias corrientes al sector privado	15.000
Directas a personas	15.000
Otras transferencias directas a personas	15.000
GASTOS DE CAPITAL	**130.000**
INVERSIÓN REAL DIRECTA	130.000
Formación bruta de capital Fijo	130.000
Maquinaria, equipos y otros bienes muebles	130.000
TOTAL GASTOS	**5.676.464**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113606	Fotografía en tiempos de revolución	Jornada			10		2.813.549			2.813.549
113628	Activadores fotográficos para ver y hacer fotografía socialista	Taller			150		1.095.641			1.095.641
TOTAL							3.909.190			3.909.190

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		1.429.784			1.429.784
02	Gestión Administrativa	91.907	245.583			337.490
03	Previsión y Protección Social					
TOTAL		91.907	1.675.367			1.767.274

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**11**	**10**	**3**	**24**	**495.120**		**495.120**
Alto Nivel y de Dirección		1		1	22.212		22.212
Directivo	1	3	3	7	127.344		127.344
Profesional y Técnico	5	2		7	164.352		164.352
Personal Administrativo	4	1		5	98.832		98.832
Obrero	1	3		4	82.380		82.380
Personal Contratado	**5**	**6**	**5**	**16**	**494.880**		**494.880**
Profesional y Técnico	5	6	5	16	494.880		494.880
TOTAL	**16**	**16**	**8**	**40**	**990.000**		**990.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	4.690.667
4.02	Materiales, suministros y mercancías	141.155
4.03	Servicios no personales	607.735
4.04	Activos reales	130.000
4.07	Transferencias y donaciones	15.000
4.08	Otros gastos	91.907
	TOTAL	**5.676.464**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**5.584.557**
INGRESOS CORRIENTE ORDINARIO	5.584.557
TRANSFERENCIAS CORRIENTES	5.584.557
Transferencias corrientes del sector público	5.584.557
Transferencias corrientes internas recibidas del sector público	5.584.557
De la República	5.584.557
Recursos Ordinarios	5.584.557
1.2 GASTOS CORRIENTES	**5.546.464**
GASTOS DE CONSUMO	5.531.464
Remuneraciones	4.690.667
Sueldos, salarios y otras retribuciones	1.739.104
Beneficios y complementos de sueldos y salarios	1.274.844
Aportes patronales	287.940
Prestaciones sociales y otras indemnizaciones	369.851
Asistencia socioeconómica	1.018.928
Compra de bienes y servicios	660.990
Bienes de consumo	141.155
Servicios no personales	519.835
Impuestos indirectos	87.900
Depreciación y amortización	91.907
TRANSFERENCIAS Y DONACIONES CORRIENTES	15.000
Al sector privado	15.000
Transferencias corrientes al sector privado	15.000
Directas a personas	15.000
Otras transferencias directas a personas	15.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**38.093**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**130.000**
RECURSOS PROPIOS DE CAPITAL	130.000
Ahorro en Cuenta Corriente	38.093
Incremento de la depreciación y amortización acumuladas	91.907
2.2 GASTOS DE CAPITAL	**130.000**
INVERSIÓN REAL DIRECTA	130.000
Formación bruta de capital Fijo	130.000
Maquinaria, equipos y otros bienes muebles	130.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0424

Fundación Museos Nacionales

FUNDACIÓN MUSEOS NACIONALES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Museos Nacionales tiene por objeto la promoción, difusión, conservación, investigación y valoración del patrimonio artístico y científico concretado en las creaciones artísticas, científicas y culturales tanto de origen autónomo como las procedentes de otras culturas que integran las colecciones de sus dependencias museísticas dirigidas al ámbito de la cultura y del conocimiento universal, así como, el conocimiento científico, para el desarrollo espiritual, intelectual del pueblo venezolano.

Para el año 2012, tiene previsto realizar 2.272 eventos a través del proyecto "Impulso, apropiación, revalorización y reivindicación del patrimonio artístico, natural y tecnológico de los museos adscritos a la Fundación Museos Nacionales".

Para el logro de las metas se estiman recursos por Bs. 106.967.587, de los cuales Bs. 106.367.587 son Ingresos Corrientes (transferencia del Ejecutivo Nacional Bs. 105.973.279 y ventas de otros bienes y servicios Bs. 394.308) e ingresos de capital Bs. 600.000, provenientes del incremento de la depreciación acumulada.

Los recursos antes señalados financiarán una estructura presupuestaria constituida por gastos corrientes de Bs. 106.004.747 y gastos de capital de Bs. 962.840.

El total de presupuesto está distribuido de la siguiente manera: Proyectos Bs. 85.751.006 y Acciones Centralizadas Bs. 21.216.581.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**106.367.587**
INGRESOS CORRIENTES ORDINARIOS	106.367.587
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	394.308
Venta de otros bienes y servicios	394.308
TRANSFERENCIAS CORRIENTES	105.973.279
Transferencias corrientes del sector público	105.973.279
Transferencias corrientes internas recibidas del sector público	105.973.279
De la República	105.973.279
INGRESOS DE CAPITAL	**600.000**
RECURSOS PROPIOS DE CAPITAL	600.000
Incremento de la depreciación y amortización acumuladas	600.000
TOTAL RECURSOS	**106.967.587**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**106.004.747**
GASTOS DE CONSUMO	102.279.356
Remuneraciones	88.061.437
Sueldos, salarios y otras retribuciones	17.426.677
Beneficios y complementos de sueldos y salarios	30.450.686
Aportes patronales	4.957.662
Prestaciones sociales y otras indemnizaciones	12.952.309
Asistencia socioeconómica	22.084.153
Otros gastos de personal	189.950
Compra de bienes y servicios	13.617.919
Bienes de consumo	2.940.210
Servicios no personales	10.677.709
Depreciación y amortización	600.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.725.391
Al sector privado	3.725.391
Transferencias corrientes al sector privado	3.725.391
Directas a personas	3.725.391
Pensiones y otros beneficios asociados	1.099.996
Jubilaciones y otros beneficios asociados	2.625.395
GASTOS DE CAPITAL	**962.840**
INVERSIÓN REAL DIRECTA	962.840
Formación bruta de capital Fijo	962.840
Maquinaria, equipos y otros bienes muebles	962.840
TOTAL GASTOS	**106.967.587**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114051	Impulso, apropiación, revalorización y reivindicación del patrimonio artístico, natural y tecnológico de los museos adscritos a la Fundación Museos Nacionales	Evento			2.272	394.308	85.356.698			85.751.006
TOTAL						**394.308**	**85.356.698**			**85.751.006**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		8.807.808			8.807.808
02	Gestión Administrativa	600.000	8.083.382			8.683.382
03	Previsión y Protección Social		3.725.391			3.725.391
TOTAL		**600.000**	**20.616.581**			**21.216.581**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**309**	**389**		**698**	**16.714.475**	**2.317.704**	**19.032.179**
Alto Nivel y de Dirección	1			1	22.212		22.212
Directivo	11	17		28	523.429		523.429
Profesional y Técnico	176	150		326	8.758.966	1.185.588	9.944.554
Personal Administrativo	94	168		262	5.704.824	758.208	6.463.032
Obrero	27	54		81	1.705.044	373.908	2.078.952
Personal Fijo a Tiempo Parcial	**6**	**2**		**8**	**84.600**	**21.756**	**106.356**
Profesional y Técnico	1	1		2	21.900	5.616	27.516
Personal Administrativo	5	1		6	62.700	16.140	78.840
Personal Contratado	**19**	**16**		**35**	**627.602**		**627.602**
Directivo	2	2		4	166.268		166.268
Personal Administrativo	1			1	21.336		21.336
Personal Docente	16	14		30	439.998		439.998
TOTAL	**334**	**407**		**741**	**17.426.677**	**2.339.460**	**19.766.137**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**18**	**12**	**30**	**1.099.996**
Empleados	18	12	30	1.099.996
Jubilados	**41**	**30**	**71**	**2.625.395**
Empleados	41	30	71	2.625.395
TOTAL	**59**	**42**	**101**	**3.725.391**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	88.061.437
4.02	Materiales, suministros y mercancías	2.940.210
4.03	Servicios no personales	10.677.709
4.04	Activos reales	962.840
4.07	Transferencias y donaciones	3.725.391
4.08	Otros gastos	600.000
	TOTAL	**106.967.587**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**106.367.587**
INGRESOS CORRIENTE ORDINARIO	106.367.587
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	394.308
Venta de otros bienes y servicios	394.308
TRANSFERENCIAS CORRIENTES	105.973.279
Transferencias corrientes del sector público	105.973.279
Transferencias corrientes internas recibidas del sector público	105.973.279
De la República	105.973.279
Recursos Ordinarios	105.973.279
1.2 GASTOS CORRIENTES	**106.004.747**
GASTOS DE CONSUMO	102.279.356
Remuneraciones	88.061.437
Sueldos, salarios y otras retribuciones	17.426.677
Beneficios y complementos de sueldos y salarios	30.450.686
Aportes patronales	4.957.662
Prestaciones sociales y otras indemnizaciones	12.952.309
Asistencia socioeconómica	22.084.153
Otros gastos de personal	189.950
Compra de bienes y servicios	13.617.919
Bienes de consumo	2.940.210
Servicios no personales	10.677.709
Depreciación y amortización	600.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.725.391
Al sector privado	3.725.391
Transferencias corrientes al sector privado	3.725.391
Directas a personas	3.725.391
Pensiones y otros beneficios asociados	1.099.996
Jubilaciones y otros beneficios asociados	2.625.395
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**362.840**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**962.840**
RECURSOS PROPIOS DE CAPITAL	962.840
Ahorro en Cuenta Corriente	362.840
Incremento de la depreciación y amortización acumuladas	600.000
2.2 GASTOS DE CAPITAL	**962.840**
INVERSIÓN REAL DIRECTA	962.840
Formación bruta de capital Fijo	962.840
Maquinaria, equipos y otros bienes muebles	962.840
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0449

Fundación Distribuidora Venezolana de la Cultura

FUNDACIÓN DISTRIBUIDORA VENEZOLANA DE LA CULTURA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Distribuidora Venezolana del Libro, es una Institución del Ministerio del Poder Popular para la Cultura cuyo objetivo es la distribución de libros y publicaciones en gran parte del territorio nacional e internacional, como un medio esencial para el éxito de la política editorial masiva y al mismo tiempo contribuir a la consolidación del Sistema Nacional del Libro, para dar cumplimiento al derecho universal y constitucional de acceso a la información, el conocimiento y el disfrute de los bienes y los servicios culturales que tiene el pueblo venezolano.

Para el año 2012, el ente prevé alcanzar la siguiente meta: preparar 4.500.000 libros y publicaciones a través del Proyecto "Distribución de la producción editorial del Estado venezolano, libros importados y otros bienes culturales en el ámbito nacional e internacional".

Para el logro de las metas, el ente dispone de un financiamiento de Bs. 12.507.162, de los cuales Bs. 11.494.977 corresponden a transferencias del Ejecutivo Nacional, venta de bienes y servicios Bs. 1.000.000 y Bs. 12.185 a recursos de capital (depreciación y amortización).

La totalidad de los recursos antes indicados, financiará una estructura presupuestaria constituida por gastos corrientes de Bs. 12.464.028 e inversión en activos fijos Bs. 43.134.

El total del presupuesto está distribuido de la siguiente manera: Proyectos Bs. 9.046.484 y Acciones Centralizadas Bs. 3.460.678.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	12.494.977
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.000.000
Venta de otros bienes y servicios	1.000.000
TRANSFERENCIAS CORRIENTES	11.494.977
Transferencias corrientes del sector público	11.494.977
Transferencias corrientes internas recibidas del sector público	11.494.977
De la República	11.494.977
INGRESOS DE CAPITAL	**12.185**
RECURSOS PROPIOS DE CAPITAL	12.185
Incremento de la depreciación y amortización acumuladas	12.185
TOTAL RECURSOS	**12.507.162**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**12.464.028**
GASTOS DE CONSUMO	12.464.028
Remuneraciones	9.559.282
Sueldos, salarios y otras retribuciones	2.088.728
Beneficios y complementos de sueldos y salarios	4.374.930
Aportes patronales	877.616
Prestaciones sociales y otras indemnizaciones	981.558
Asistencia socioeconómica	1.141.090
Otros gastos de personal	95.360
Compra de bienes y servicios	2.892.561
Bienes de consumo	1.437.842
Servicios no personales	1.454.719
Depreciación y amortización	12.185
GASTOS DE CAPITAL	**43.134**
INVERSIÓN REAL DIRECTA	43.134
Formación bruta de capital Fijo	43.134
Maquinaria, equipos y otros bienes muebles	43.134
TOTAL GASTOS	**12.507.162**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114337	Distribución de la producción editorial del Estado venezolano, libros importados y otros bienes culturales en el ámbito nacional e internacional	Bien			4.500.000	1.000.000	8.046.484			9.046.484
TOTAL						**1.000.000**	**8.046.484**			**9.046.484**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		2.874.664			2.874.664
02	Gestión Administrativa	12.185	573.829			586.014
TOTAL		**12.185**	**3.448.493**			**3.460.678**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**26**	**69**		**95**	**1.997.564**		**1.997.564**
Alto Nivel y de Dirección	1			1	22.212		22.212
Directivo	8	16		24	450.884		450.884
Profesional y Técnico	10	11		21	480.020		480.020
Personal Administrativo	4	4		8	168.988		168.988
Obrero	3	38		41	875.460		875.460
TOTAL	**26**	**69**		**95**	**1.997.564**		**1.997.564**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	9.559.282
4.02	Materiales, suministros y mercancías	1.437.842
4.03	Servicios no personales	1.454.719
4.04	Activos reales	43.134
4.08	Otros gastos	12.185
	TOTAL	**12.507.162**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**12.494.977**
INGRESOS CORRIENTE ORDINARIO	12.494.977
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.000.000
Venta de otros bienes y servicios	1.000.000
TRANSFERENCIAS CORRIENTES	11.494.977
Transferencias corrientes del sector público	11.494.977
Transferencias corrientes internas recibidas del sector público	11.494.977
De la República	11.494.977
Recursos Ordinarios	11.494.977
1.2 GASTOS CORRIENTES	**12.464.028**
GASTOS DE CONSUMO	12.464.028
Remuneraciones	9.559.282
Sueldos, salarios y otras retribuciones	2.088.728
Beneficios y complementos de sueldos y salarios	4.374.930
Aportes patronales	877.616
Prestaciones sociales y otras indemnizaciones	981.558
Asistencia socioeconómica	1.141.090
Otros gastos de personal	95.360
Compra de bienes y servicios	2.892.561
Bienes de consumo	1.437.842
Servicios no personales	1.454.719
Depreciación y amortización	12.185
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**30.949**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**43.134**
RECURSOS PROPIOS DE CAPITAL	43.134
Ahorro en Cuenta Corriente	30.949
Incremento de la depreciación y amortización acumuladas	12.185
2.2 GASTOS DE CAPITAL	**43.134**
INVERSIÓN REAL DIRECTA	43.134
Formación bruta de capital Fijo	43.134
Maquinaria, equipos y otros bienes muebles	43.134
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0450

Fundación Compañía Nacional de Danza

FUNDACIÓN COMPAÑÍA NACIONAL DE DANZA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Compañía Nacional de Danza, es una Institución del Ministerio del Poder Popular para la Cultura cuyo objetivo es proyectar, difundir y fomentar la danza a nivel nacional e internacional, desarrollando de manera integral programas y actividades culturales dentro y fuera del país, en un proceso que contempla la participación democrática de los actores del quehacer dancístico nacional y la comunidad, ejecutando con alta productividad, excelencia e integración hacia el desarrollo social del país, promoviendo la danza en todas sus modalidades desde el conjunto de las distintas danzas tradicionales, populares e indígenas, hasta la clásica y contemporánea a nivel nacional e internacional, como declaración de pluralidad y diversidad cultural.

Para el año 2012, el ente prevé alcanzar la siguiente meta: preparar 232 eventos organizados a través del Proyecto "Promoción y difusión de la danza a nivel nacional e internacional".

Para el logro de las metas, el ente dispone de un financiamiento de Bs. 15.824.089, de los cuales Bs. 15.225.098 corresponden a transferencias del Ejecutivo Nacional, ingresos de la propiedad (alquileres) Bs. 500.000 y Bs. 98.991 a recursos de capital (depreciación y amortización).

La totalidad de los recursos antes indicados, financiará una estructura presupuestaria constituida por gastos corrientes de Bs. 15.709.089 e inversión en activos fijos Bs. 115.000.

El total del presupuesto está distribuido de la siguiente manera: Proyectos Bs. 11.157.569 y Acciones Centralizadas Bs. 4.666.520.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	15.725.098
INGRESOS DE LA PROPIEDAD	500.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	500.000
Alquileres	500.000
TRANSFERENCIAS CORRIENTES	15.225.098
Transferencias corrientes del sector público	15.225.098
Transferencias corrientes internas recibidas del sector público	15.225.098
De la República	15.225.098
INGRESOS DE CAPITAL	**98.991**
RECURSOS PROPIOS DE CAPITAL	98.991
Incremento de la depreciación y amortización acumuladas	98.991
TOTAL RECURSOS	**15.824.089**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**15.709.089**
GASTOS DE CONSUMO	15.709.089
Remuneraciones	12.267.720
Sueldos, salarios y otras retribuciones	3.909.971
Beneficios y complementos de sueldos y salarios	4.742.722
Aportes patronales	618.953
Prestaciones sociales y otras indemnizaciones	1.095.441
Asistencia socioeconómica	1.900.633
Compra de bienes y servicios	2.782.348
Bienes de consumo	1.026.548
Servicios no personales	1.755.800
Impuestos indirectos	560.030
Depreciación y amortización	98.991
GASTOS DE CAPITAL	**115.000**
INVERSIÓN REAL DIRECTA	115.000
Formación bruta de capital Fijo	115.000
Maquinaria, equipos y otros bienes muebles	115.000
TOTAL GASTOS	**15.824.089**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114598	Promoción y difusión de la danza a nivel nacional e internacional	Evento Organizado			232	500.000	10.657.569			11.157.569
TOTAL						**500.000**	**10.657.569**			**11.157.569**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		3.810.073			3.810.073
02	Gestión Administrativa	98.991	757.456			856.447
TOTAL		**98.991**	**4.567.529**			**4.666.520**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**46**	**34**		**80**	**2.360.871**	**210.900**	**2.571.771**
Alto Nivel y de Dirección	1			1	22.212		22.212
Directivo	12	12		24	470.225		470.225
Profesional y Técnico	32	21		53	1.827.994	202.500	2.030.494
Obrero	1	1		2	40.440	8.400	48.840
Personal Contratado	**9**	**24**		**33**	**1.549.100**		**1.549.100**
Profesional y Técnico	4	18		22	1.289.600		1.289.600
Obrero	5	6		11	259.500		259.500
TOTAL	55	58		113	3.909.971	210.900	4.120.871

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	12.267.720
4.02	Materiales, suministros y mercancías	1.026.548
4.03	Servicios no personales	2.315.830
4.04	Activos reales	115.000
4.08	Otros gastos	98.991
	TOTAL	15.824.089

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**15.725.098**
INGRESOS CORRIENTE ORDINARIO	15.725.098
INGRESOS DE LA PROPIEDAD	500.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	500.000
Alquileres	500.000
TRANSFERENCIAS CORRIENTES	15.225.098
Transferencias corrientes del sector público	15.225.098
Transferencias corrientes internas recibidas del sector público	15.225.098
De la República	15.225.098
Recursos Ordinarios	15.225.098
1.2 GASTOS CORRIENTES	**15.709.089**
GASTOS DE CONSUMO	15.709.089
Remuneraciones	12.267.720
Sueldos, salarios y otras retribuciones	3.909.971
Beneficios y complementos de sueldos y salarios	4.742.722
Aportes patronales	618.953
Prestaciones sociales y otras indemnizaciones	1.095.441
Asistencia socioeconómica	1.900.633
Compra de bienes y servicios	2.782.348
Bienes de consumo	1.026.548
Servicios no personales	1.755.800
Impuestos indirectos	560.030
Depreciación y amortización	98.991
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**16.009**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**115.000**
RECURSOS PROPIOS DE CAPITAL	115.000
Ahorro en Cuenta Corriente	16.009
Incremento de la depreciación y amortización acumuladas	98.991
2.2 GASTOS DE CAPITAL	**115.000**
INVERSIÓN REAL DIRECTA	115.000
Formación bruta de capital Fijo	115.000
Maquinaria, equipos y otros bienes muebles	115.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0451

Fundación Villa del Cine

FUNDACIÓN VILLA DEL CINE

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Villa del Cine, es una Institución del Ministerio del Poder Popular para la Cultura es la productora de cine del Estado venezolano, la cual a través de un sistema de producción y postproducción eficiente y racional, estará abocada al fomento de obras de interés social y cultural de alta factura que promuevan los valores establecidos en la Constitución de la República Bolivariana de Venezuela.

Para el año 2012, el ente prevé alcanzar la siguiente meta: preparar 8 producciones de audiovisuales y la capacitación de 240 personas a través de los Proyectos "Desarrollo de la producción audiovisual" y "Escuela de capacitación profesional audiovisual"

Para el logro de las metas, el ente dispone de un financiamiento de Bs. 38.203.449, de los cuales Bs. 32.211.576 corresponden a transferencias del Ejecutivo Nacional, ingresos financieros Bs. 1.992.891 (Disminución de Caja) y Bs. 3.998.982 a recursos de capital (depreciación y amortización).

La totalidad de los recursos antes indicados, financiará una estructura presupuestaria constituida por gastos corrientes de Bs. 32.386.509, inversión en activos fijos Bs. 3.824.049 y disminución de pasivos Bs. 1.992.891.

El total del presupuesto está distribuido de la siguiente manera: Proyectos Bs. 22.548.103 y Acciones Centralizadas Bs. 15.655.346.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**32.211.576**
INGRESOS CORRIENTES ORDINARIOS	32.211.576
TRANSFERENCIAS CORRIENTES	32.211.576
Transferencias corrientes del sector público	32.211.576
Transferencias corrientes internas recibidas del sector público	32.211.576
De la República	32.211.576
INGRESOS DE CAPITAL	**3.998.982**
RECURSOS PROPIOS DE CAPITAL	3.998.982
Incremento de la depreciación y amortización acumuladas	3.998.982
FUENTES DE FINANCIAMIENTO	**1.992.891**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.992.891
Disminución de otros activos financieros	1.992.891
Disminución de disponibilidades	1.992.891
Disminución de caja	1.992.891
TOTAL RECURSOS	**38.203.449**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**32.386.509**
GASTOS DE CONSUMO	32.243.438
Remuneraciones	23.304.664
Sueldos, salarios y otras retribuciones	10.074.043
Beneficios y complementos de sueldos y salarios	7.229.744
Aportes patronales	481.521
Prestaciones sociales y otras indemnizaciones	1.700.313
Asistencia socioeconómica	3.819.043
Compra de bienes y servicios	4.939.792
Bienes de consumo	2.076.003
Servicios no personales	2.863.789
Depreciación y amortización	3.998.982
TRANSFERENCIAS Y DONACIONES CORRIENTES	143.071
Al sector privado	143.071
Transferencias corrientes al sector privado	143.071
Otras transferencias corrientes internas al sector privado	143.071
GASTOS DE CAPITAL	**3.824.049**
INVERSIÓN REAL DIRECTA	3.824.049
Formación bruta de capital Fijo	3.824.049
Edificios e instalaciones	423.654
Maquinaria, equipos y otros bienes muebles	1.532.620
Bienes preexistentes	1.867.775
APLICACIONES FINANCIERAS	**1.992.891**
DISMINUCIÓN DE PASIVOS	1.992.891
Disminución de cuentas y efectos por pagar	1.702.180
Disminución de cuentas y efectos por pagar a corto plazo	1.447.752
Disminución de sueldos, salarios y otras remuneraciones por pagar	135.526
Disminución de aportes patronales y retenciones laborales por pagar	1.312.226
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	710.909
Disminución de aportes patronales y retenciones	251.957

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
laborales por pagar al fondo de jubilaciones	
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	163.946
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	102.508
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	82.906
Disminución de otras cuentas y efectos por pagar	254.428
Disminución de otras cuentas por pagar a corto plazo	254.428
Disminución de otros pasivos	290.711
Disminución de provisiones y reservas técnicas	86.500
Disminución de provisiones	86.500
Disminución de provisiones para beneficios sociales	86.500
Disminución de fondos de terceros	204.211
Disminución de otros fondos de terceros	204.211
TOTAL GASTOS	**38.203.449**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113572	Desarrollo de la producción audiovisual	Audiovisual			8		21.792.775			21.792.775
113605	Escuela de capacitación profesional audiovisual	Participante			240		755.328			755.328
TOTAL							22.548.103			22.548.103

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		7.311.799			7.311.799
02	Gestión Administrativa	5.991.873	2.351.674			8.343.547
TOTAL		5.991.873	9.663.473			15.655.346

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**53**	**53**	**31**	**137**	**2.280.919**	**3.420**	**2.284.339**
Alto Nivel y de Dirección		1		1	22.800	3.420	26.220
Directivo	7	5	6	18	249.110		249.110
Profesional y Técnico	30	20	10	60	866.713		866.713
Personal Administrativo	16	11	10	37	560.815		560.815
Obrero		16	5	21	581.481		581.481
Personal Contratado	**16**	**44**	**63**	**123**	**7.122.566**		**7.122.566**
Profesional y Técnico	16	44	63	123	7.122.566		7.122.566
TOTAL	**69**	**97**	**94**	**260**	**9.403.485**	**3.420**	**9.406.905**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	23.304.664
4.02	Materiales, suministros y mercancías	2.076.003
4.03	Servicios no personales	2.863.789
4.04	Activos reales	3.824.049
4.07	Transferencias y donaciones	143.071
4.08	Otros gastos	3.998.982
4.11	Disminución de pasivos	1.992.891
	TOTAL	**38.203.449**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**32.211.576**
INGRESOS CORRIENTE ORDINARIO	32.211.576
TRANSFERENCIAS CORRIENTES	32.211.576
Transferencias corrientes del sector público	32.211.576
Transferencias corrientes internas recibidas del sector público	32.211.576
De la República	32.211.576
Recursos Ordinarios	32.211.576
1.2 GASTOS CORRIENTES	**32.386.509**
GASTOS DE CONSUMO	32.243.438
Remuneraciones	23.304.664
Sueldos, salarios y otras retribuciones	10.074.043
Beneficios y complementos de sueldos y salarios	7.229.744
Aportes patronales	481.521
Prestaciones sociales y otras indemnizaciones	1.700.313
Asistencia socioeconómica	3.819.043
Compra de bienes y servicios	4.939.792
Bienes de consumo	2.076.003
Servicios no personales	2.863.789
Depreciación y amortización	3.998.982
TRANSFERENCIAS Y DONACIONES CORRIENTES	143.071
Al sector privado	143.071
Transferencias corrientes al sector privado	143.071
Otras transferencias corrientes internas al sector privado	143.071
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(174.933)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.824.049**
RECURSOS PROPIOS DE CAPITAL	3.824.049
Desahorro en Cuenta Corriente	(174.933)
Incremento de la depreciación y amortización acumuladas	3.998.982
2.2 GASTOS DE CAPITAL	**3.824.049**
INVERSIÓN REAL DIRECTA	3.824.049
Formación bruta de capital Fijo	3.824.049
Edificios e instalaciones	423.654
Maquinaria, equipos y otros bienes muebles	1.532.620
Bienes preexistentes	1.867.775
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.992.891**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.992.891
Disminución de otros activos financieros	1.992.891
Disminución de disponibilidades	1.992.891
Disminución de caja	1.992.891
3.2 APLICACIONES FINANCIERAS	**1.992.891**
DISMINUCIÓN DE PASIVOS	1.992.891
Disminución de cuentas y efectos por pagar	1.702.180
Disminución de cuentas y efectos por pagar a corto plazo	1.447.752
Disminución de sueldos, salarios y otras remuneraciones por pagar	135.526
Disminución de aportes patronales y retenciones laborales por pagar	1.312.226
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	710.909

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	251.957
Disminución de aportes patronales y retenciones laborales por pagar al fondo del seguro del paro forzoso	163.946
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	102.508
Disminución de aportes patronales y retenciones laborales por pagar a caja de ahorros	82.906
Disminución de otras cuentas y efectos por pagar	254.428
Disminución de otras cuentas por pagar a corto plazo	254.428
Disminución de otros pasivos	290.711
Disminución de provisiones y reservas técnicas	86.500
Disminución de provisiones	86.500
Disminución de provisiones para beneficios sociales	86.500
Disminución de fondos de terceros	204.211
Disminución de otros fondos de terceros	204.211

A0452

Fundación Misión Cultura

FUNDACIÓN MISIÓN CULTURA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Misión Cultura, es una Institución del Ministerio del Poder Popular para la Cultura cuyo objetivo es contribuir con la construcción de una sociedad democrática y participativa, sin exclusión social, con una visión cultural que refuerce la identidad nacional, sustentado en la diversidad étnica y pluricultural y tiene por objeto realizar todas aquellas actividades destinadas a propiciar el estudio, el fomento, la formación, la investigación, el análisis y la difusión en materia de cultura, en sus distintas manifestaciones, lo cual servirá de base para rescatar, recrear, instruir y reforzar la identidad nacional e ideológica, la cultura autóctona en pro del desarrollo del país y promover la integración de la cultura latinoamericana. Asimismo, fortalecer las organizaciones populares en redes.

Para el año 2012, el ente prevé alcanzar la siguiente meta: preparar 12.379 estudiantes a través del Proyecto "Formación de activadores culturales e indígenas para construir cultura e identidad nacional".

Para el logro de las metas, el ente dispone de un financiamiento de Bs. 56.754.736, de los cuales Bs. 55.930.536 corresponden a transferencias del Ejecutivo Nacional, y Bs. 824.200 a recursos de capital (depreciación y amortización).

La totalidad de los recursos antes indicados, financiará una estructura presupuestaria constituida por gastos corrientes de Bs. 56.754.736.

El presupuesto está distribuido en Proyectos Bs. 39.151.375 y Acciones Centralizadas por Bs. 17.603.361.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	55.930.536
TRANSFERENCIAS CORRIENTES	55.930.536
Transferencias corrientes del sector público	55.930.536
Transferencias corrientes internas recibidas del sector público	55.930.536
De la República	55.930.536
INGRESOS DE CAPITAL	**824.200**
RECURSOS PROPIOS DE CAPITAL	824.200
Incremento de la depreciación y amortización acumuladas	824.200
TOTAL RECURSOS	**56.754.736**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**56.754.736**
GASTOS DE CONSUMO	56.754.736
Remuneraciones	48.867.626
Sueldos, salarios y otras retribuciones	12.453.184
Beneficios y complementos de sueldos y salarios	16.848.916
Aportes patronales	2.711.818
Prestaciones sociales y otras indemnizaciones	5.232.666
Asistencia socioeconómica	11.621.042
Compra de bienes y servicios	6.420.830
Bienes de consumo	1.903.020
Servicios no personales	4.517.810
Impuestos indirectos	642.080
Depreciación y amortización	824.200
TOTAL GASTOS	**56.754.736**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113589	Formación de activadores culturales e indígenas para construir cultura e identidad nacional	Estudiante	6.981	5.398	12.379		39.151.375			39.151.375
TOTAL							**39.151.375**			**39.151.375**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		16.779.161			16.779.161
02	Gestión Administrativa	824.200				824.200
TOTAL		**824.200**	**16.779.161**			**17.603.361**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**243**	**163**	**39**	**445**	**9.351.919**	**1.270.072**	**10.621.991**
Alto Nivel y de Dirección		1		1	43.314	42.000	85.314
Directivo	37	34	13	84	1.805.930	738.000	2.543.930
Profesional y Técnico	25	15	2	42	977.856	129.446	1.107.302
Personal Administrativo	50	31	13	94	1.985.784	182.816	2.168.600
Personal Docente	129	69	9	207	4.193.941	177.810	4.371.751
Obrero	2	13	2	17	345.094		345.094
Personal Contratado	**54**	**34**		**88**	**3.101.265**		**3.101.265**
Directivo	1	2		3	214.604		214.604
Personal Administrativo	1			1	31.176		31.176
Personal Docente	52	32		84	2.855.485		2.855.485
TOTAL	**297**	**197**	**39**	**533**	**12.453.184**	**1.270.072**	**13.723.256**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	48.867.626
4.02	Materiales, suministros y mercancías	1.903.020
4.03	Servicios no personales	5.159.890
4.08	Otros gastos	824.200
	TOTAL	**56.754.736**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**55.930.536**
INGRESOS CORRIENTE ORDINARIO	55.930.536
TRANSFERENCIAS CORRIENTES	55.930.536
Transferencias corrientes del sector público	55.930.536
Transferencias corrientes internas recibidas del sector público	55.930.536
De la República	55.930.536
Recursos Ordinarios	55.930.536
1.2 GASTOS CORRIENTES	**56.754.736**
GASTOS DE CONSUMO	56.754.736
Remuneraciones	48.867.626
Sueldos, salarios y otras retribuciones	12.453.184
Beneficios y complementos de sueldos y salarios	16.848.916
Aportes patronales	2.711.818
Prestaciones sociales y otras indemnizaciones	5.232.666
Asistencia socioeconómica	11.621.042
Compra de bienes y servicios	6.420.830
Bienes de consumo	1.903.020
Servicios no personales	4.517.810
Impuestos indirectos	642.080
Depreciación y amortización	824.200
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(824.200)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**0**
Desahorro en Cuenta Corriente	(824.200)
Incremento de la depreciación y amortización acumuladas	824.200

A0453

Fundación Editorial El Perro y La Rana

FUNDACIÓN EDITORIAL EL PERRO Y LA RANA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Editorial el Perro y la Rana, es una Institución del Ministerio del Poder Popular para la Cultura cuyo objetivo es realizar publicaciones masivas de libros de calidad y a bajos costos, que promuevan la lectura y la escritura en el pueblo venezolano, por medio de una serie de colecciones las cuales serán difundidas y distribuidas en el ámbito nacional e internacional, aunado a la visión de ser una organización editorial del Estado, que contribuya al desarrollo cultural de Venezuela, implementando las políticas educativas, sociales, económicas y culturales del Gobierno Bolivariano permitiendo el rescate e identificación con nuestras tradiciones y costumbres para lograr así, el progresivo desarrollo del país con una eficiente administración de los recursos provenientes del Ejecutivo Nacional.

Para el año 2012, el ente prevé alcanzar la siguiente meta: preparar 936 ediciones de libros organizados a través del Proyecto "Edición y producción de títulos y revistas".

Para el logro de las metas, el ente dispone de un financiamiento de Bs. 15.821.008, de los cuales Bs. 14.666.808 corresponden a transferencias del Ejecutivo Nacional, Bs. 100.000 a venta de bienes y servicios, Bs. 900.000 disminución de bancos y Bs. 154.200 a recursos de capital (depreciación y amortización).

La totalidad de los recursos antes indicados, financiará una estructura presupuestaria constituida por gastos corrientes de Bs. 15.177.008, inversión en activos fijos Bs. 174.000 y Bs. 470.000 a aplicaciones financieras.

El total del presupuesto está distribuido de la siguiente manera: Proyectos Bs. 10.266.766 y Acciones Centralizadas Bs. 5.554.242.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**14.766.808**
INGRESOS CORRIENTES ORDINARIOS	14.766.808
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	100.000
Venta de otros bienes y servicios	100.000
TRANSFERENCIAS CORRIENTES	14.666.808
Transferencias corrientes del sector público	14.666.808
Transferencias corrientes internas recibidas del sector público	14.666.808
De la República	14.666.808
INGRESOS DE CAPITAL	**154.200**
RECURSOS PROPIOS DE CAPITAL	154.200
Incremento de la depreciación y amortización acumuladas	154.200
FUENTES DE FINANCIAMIENTO	**900.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	900.000
Disminución de otros activos financieros	900.000
Disminución de disponibilidades	900.000
Disminución de Bancos	900.000
TOTAL RECURSOS	**15.821.008**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**15.177.008**
GASTOS DE CONSUMO	15.177.008
Remuneraciones	12.666.808
Sueldos, salarios y otras retribuciones	4.391.885
Beneficios y complementos de sueldos y salarios	4.985.703
Aportes patronales	907.013
Prestaciones sociales y otras indemnizaciones	1.196.710
Asistencia socioeconómica	1.185.497
Compra de bienes y servicios	2.356.000
Bienes de consumo	1.044.000
Servicios no personales	1.312.000
Depreciación y amortización	154.200
GASTOS DE CAPITAL	**174.000**
INVERSIÓN REAL DIRECTA	174.000
Formación bruta de capital Fijo	174.000
Maquinaria, equipos y otros bienes muebles	174.000
APLICACIONES FINANCIERAS	**470.000**
DISMINUCIÓN DE PASIVOS	470.000
Disminución de cuentas y efectos por pagar	470.000
Disminución de cuentas y efectos por pagar a corto plazo	470.000
Disminución de aportes patronales y retenciones laborales por pagar	350.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	350.000
Disminución cuentas por pagar a proveedores a corto plazo	120.000
TOTAL GASTOS	**15.821.008**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114080	Edición y producción de títulos y revistas.	Arte Final			936		10.266.766			10.266.766
TOTAL							**10.266.766**			**10.266.766**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		3.824.042			3.824.042
02	Gestión Administrativa	1.154.200	551.000			1.705.200
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		25.000			25.000
TOTAL		**1.154.200**	**4.400.042**			**5.554.242**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**34**	**48**		**82**	**1.522.750**	**300.552**	**1.823.302**
Alto Nivel y de Dirección		1		1	18.510		18.510
Directivo	13	13		26	403.962	6.132	410.094
Profesional y Técnico	21	25		46	938.838	252.732	1.191.570
Personal Administrativo		6		6	108.400	28.968	137.368
Obrero		3		3	53.040	12.720	65.760
Personal Contratado	**34**	**44**		**78**	**1.900.950**		**1.900.950**
Personal Administrativo	34	44		78	1.900.950		1.900.950
TOTAL	**68**	**92**		**160**	**3.423.700**	**300.552**	**3.724.252**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	12.666.808
4.02	Materiales, suministros y mercancías	1.044.000
4.03	Servicios no personales	1.312.000
4.04	Activos reales	174.000
4.08	Otros gastos	154.200
4.11	Disminución de pasivos	470.000
	TOTAL	**15.821.008**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**14.766.808**
INGRESOS CORRIENTE ORDINARIO	14.766.808
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	100.000
Venta de otros bienes y servicios	100.000
TRANSFERENCIAS CORRIENTES	14.666.808
Transferencias corrientes del sector público	14.666.808
Transferencias corrientes internas recibidas del sector público	14.666.808
De la República	14.666.808
Recursos Ordinarios	14.666.808
1.2 GASTOS CORRIENTES	**15.177.008**
GASTOS DE CONSUMO	15.177.008
Remuneraciones	12.666.808
Sueldos, salarios y otras retribuciones	4.391.885
Beneficios y complementos de sueldos y salarios	4.985.703
Aportes patronales	907.013
Prestaciones sociales y otras indemnizaciones	1.196.710
Asistencia socioeconómica	1.185.497
Compra de bienes y servicios	2.356.000
Bienes de consumo	1.044.000
Servicios no personales	1.312.000
Depreciación y amortización	154.200
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(410.200)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(256.000)**
RECURSOS PROPIOS DE CAPITAL	(256.000)
Desahorro en Cuenta Corriente	(410.200)
Incremento de la depreciación y amortización acumuladas	154.200
2.2 GASTOS DE CAPITAL	**174.000**
INVERSIÓN REAL DIRECTA	174.000
Formación bruta de capital Fijo	174.000
Maquinaria, equipos y otros bienes muebles	174.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(430.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**900.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	900.000
Disminución de otros activos financieros	900.000
Disminución de disponibilidades	900.000
Disminución de Bancos	900.000
3.2 APLICACIONES FINANCIERAS	**900.000**
DISMINUCIÓN DE PASIVOS	470.000
Disminución de cuentas y efectos por pagar	470.000
Disminución de cuentas y efectos por pagar a corto plazo	470.000
Disminución de aportes patronales y retenciones laborales por pagar	350.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	350.000
Disminución cuentas por pagar a proveedores a corto plazo	120.000
DÉFICIT FINANCIERO	430.000

A0454

Fundación Distribuidora Nacional de Cine, Amazonía Films

FUNDACIÓN DISTRIBUIDORA NACIONAL DE CINE, AMAZONÍA FILMS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Distribuidora Nacional de Cine, Amazonía Films, es una Institución del Ministerio del Poder Popular para la Cultura cuyo objetivo es promover e impulsar la distribución de películas y materiales audiovisuales tanto a nivel nacional como internacional, y busca fomentar la diversidad y calidad de la oferta fílmica disponible en Venezuela, teniendo como norte la facilitación de su acceso al disfrute del pueblo venezolano, el intercambio cultural y la elevación de los niveles de conciencia crítica y de cultura cinematográfica de la colectividad nacional.

Para el año 2012, el ente prevé alcanzar las siguientes metas: distribuir 49.297 películas y la realización de un festival de cine a través de los Proyectos "Distribución y diversificación de contenidos audiovisuales de alto interés artístico, cultural y social a nivel nacional e internacional" y "Festival de Cine y Video Comunitario Latinoamericano y Caribeño".

Para el logro de las metas, el ente dispone de un financiamiento de Bs. 7.116.340, de los cuales Bs. 6.622.340 corresponden a transferencias del Ejecutivo Nacional, venta de bienes y servicios Bs. 400.000 y Bs. 94.000 a recursos de capital (depreciación y amortización).

La totalidad de los recursos antes indicados, financiará una estructura presupuestaria constituida por gastos corrientes de Bs. 6.689.862 e inversión en activos fijos Bs. 376.478.

El total del presupuesto está distribuido de la siguiente manera: Proyectos Bs. 5.035.638 y Acciones Centralizadas Bs. 2.080.702.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**7.022.340**
INGRESOS CORRIENTES ORDINARIOS	7.022.340
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	400.000
Venta de otros bienes y servicios	400.000
TRANSFERENCIAS CORRIENTES	6.622.340
Transferencias corrientes del sector público	6.622.340
Transferencias corrientes internas recibidas del sector público	6.622.340
De la República	6.622.340
INGRESOS DE CAPITAL	**94.000**
RECURSOS PROPIOS DE CAPITAL	94.000
Incremento de la depreciación y amortización acumuladas	94.000
TOTAL RECURSOS	**7.116.340**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**6.689.862**
GASTOS DE CONSUMO	6.689.862
Remuneraciones	4.145.066
Sueldos, salarios y otras retribuciones	545.035
Beneficios y complementos de sueldos y salarios	2.281.652
Aportes patronales	295.674
Prestaciones sociales y otras indemnizaciones	458.734
Asistencia socioeconómica	563.971
Compra de bienes y servicios	2.450.796
Bienes de consumo	321.052
Servicios no personales	2.129.744
Depreciación y amortización	94.000
GASTOS DE CAPITAL	**376.478**
INVERSIÓN REAL DIRECTA	376.478
Formación bruta de capital Fijo	376.478
Maquinaria, equipos y otros bienes muebles	376.478
APLICACIONES FINANCIERAS	**50.000**
DISMINUCIÓN DE PASIVOS	50.000
Disminución de cuentas y efectos por pagar	50.000
Disminución de otras cuentas y efectos por pagar	50.000
Disminución de otras cuentas por pagar a corto plazo	50.000
TOTAL GASTOS	**7.116.340**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114097	Festival de Cine y Video Comunitario Latinoamericano y Caribeño	Festival			1		906.401			906.401
114098	Distribución y diversificación de contenidos audiovisuales de alto interés artístico, cultural y social a nivel nacional e internacional	Película			49.297	400.000	3.729.237			4.129.237
TOTAL						400.000	4.635.638			5.035.638

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		1.627.978			1.627.978
02	Gestión Administrativa	94.000	358.724			452.724
TOTAL		**94.000**	**1.986.702**			**2.080.702**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**22**	**4**	**2**	**28**	**545.035**		**545.035**
Alto Nivel y de Dirección		1		1	22.212		22.212
Directivo	17		1	18	336.007		336.007
Profesional y Técnico	3	1	1	5	108.936		108.936
Obrero	2	2		4	77.880		77.880
TOTAL	**22**	**4**	**2**	**28**	**545.035**		**545.035**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	4.145.066
4.02	Materiales, suministros y mercancías	321.052
4.03	Servicios no personales	2.129.744
4.04	Activos reales	376.478
4.08	Otros gastos	94.000
4.11	Disminución de pasivos	50.000
	TOTAL	**7.116.340**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**7.022.340**
INGRESOS CORRIENTE ORDINARIO	7.022.340
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	400.000
Venta de otros bienes y servicios	400.000
TRANSFERENCIAS CORRIENTES	6.622.340
Transferencias corrientes del sector público	6.622.340
Transferencias corrientes internas recibidas del sector público	6.622.340
De la República	6.622.340
Recursos Ordinarios	6.622.340
1.2 GASTOS CORRIENTES	**6.689.862**
GASTOS DE CONSUMO	6.689.862
Remuneraciones	4.145.066
Sueldos, salarios y otras retribuciones	545.035
Beneficios y complementos de sueldos y salarios	2.281.652
Aportes patronales	295.674
Prestaciones sociales y otras indemnizaciones	458.734
Asistencia socioeconómica	563.971
Compra de bienes y servicios	2.450.796
Bienes de consumo	321.052
Servicios no personales	2.129.744
Depreciación y amortización	94.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**332.478**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**426.478**
RECURSOS PROPIOS DE CAPITAL	426.478
Ahorro en Cuenta Corriente	332.478
Incremento de la depreciación y amortización acumuladas	94.000
2.2 GASTOS DE CAPITAL	**376.478**
INVERSIÓN REAL DIRECTA	376.478
Formación bruta de capital Fijo	376.478
Maquinaria, equipos y otros bienes muebles	376.478
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**50.000**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**50.000**
SUPERÁVIT FINANCIERO	50.000
3.2 APLICACIONES FINANCIERAS	**50.000**
DISMINUCIÓN DE PASIVOS	50.000
Disminución de cuentas y efectos por pagar	50.000
Disminución de otras cuentas y efectos por pagar	50.000
Disminución de otras cuentas por pagar a corto plazo	50.000

A0459

Fundación Red de Arte

FUNDACIÓN RED DE ARTE

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Red de Arte, es una Institución del Ministerio del Poder Popular para la Cultura cuyo objetivo es representar y promocionar la producción de bienes culturales producidos por los creadores artísticos de las diferentes regiones del país; contribuyendo a impulsar la valoración, proyección y consolidación del sentido de permanencia, identidad y de preservación de los valores y desarrollar estrategias de formación artística, desde el punto de vista de sus capacidades y potencial creativo, así como garantizar la participación del talento artístico en el mercado nacional, mediante la creación de espacios para la comercialización de la producción de los bienes culturales.

Para el año 2012, el ente prevé alcanzar la siguiente meta: preparar 2.520 eventos a través del Proyecto “Fortalecimiento y Ampliación de la Red de Tiendas y Galerías”.

Para el logro de las metas, el ente dispone de un financiamiento de Bs. 12.128.985, de los cuales Bs. 11.128.185 corresponden a transferencias del Ejecutivo Nacional, ingresos de operación Bs. 1.000.000 y Bs. 800 a recursos de capital (depreciación y amortización).

La totalidad de los recursos antes indicados, financiará una estructura presupuestaria constituida por gastos corrientes de Bs. 12.124.985 e inversión en activos fijos Bs. 4.000.

El presupuesto está distribuido de la siguiente manera: Proyectos Bs. 8.789.730 y Acciones Centralizadas Bs. 3.339.255.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	12.128.185
INGRESOS DE OPERACIÓN	1.000.000
Otros ingresos de operación	1.000.000
TRANSFERENCIAS CORRIENTES	11.128.185
Transferencias corrientes del sector público	11.128.185
Transferencias corrientes internas recibidas del sector público	11.128.185
De la República	11.128.185
INGRESOS DE CAPITAL	**800**
RECURSOS PROPIOS DE CAPITAL	800
Incremento de la depreciación y amortización acumuladas	800
TOTAL RECURSOS	**12.128.985**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**12.124.985**
GASTOS DE CONSUMO	12.124.985
Remuneraciones	10.283.712
Sueldos, salarios y otras retribuciones	2.277.644
Beneficios y complementos de sueldos y salarios	4.921.324
Aportes patronales	657.483
Prestaciones sociales y otras indemnizaciones	1.092.475
Asistencia socioeconómica	1.334.786
Compra de bienes y servicios	1.840.473
Bienes de consumo	836.400
Servicios no personales	1.004.073
Depreciación y amortización	800
GASTOS DE CAPITAL	**4.000**
INVERSIÓN REAL DIRECTA	4.000
Formación bruta de capital Fijo	4.000
Maquinaria, equipos y otros bienes muebles	4.000
TOTAL GASTOS	**12.128.985**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113880	Fortalecimiento y Ampliación de la Red de Tiendas y Galerías	Evento			2.520	1.000.000	7.789.730			8.789.730
TOTAL						**1.000.000**	**7.789.730**			**8.789.730**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		3.191.655			3.191.655
02	Gestión Administrativa	800	146.800			147.600
TOTAL		**800**	**3.338.455**			**3.339.255**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**44**	**31**	**1**	**76**	**1.650.764**	**183.684**	**1.834.448**
Alto Nivel y de Dirección	1			1	22.212		22.212
Directivo	10	6		16	298.976		298.976
Profesional y Técnico	24	12	1	37	870.960	112.668	983.628
Personal Administrativo	7	6		13	266.904	34.332	301.236
Obrero	2	7		9	191.712	36.684	228.396
Personal Contratado	**9**	**10**	**1**	**20**	**626.880**		**626.880**
Directivo		1		1	84.000		84.000
Profesional y Técnico	4	5	1	10	226.200		226.200
Personal Administrativo	5	4		9	316.680		316.680
TOTAL	**53**	**41**	**2**	**96**	**2.277.644**	**183.684**	**2.461.328**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	10.283.712
4.02	Materiales, suministros y mercancías	836.400
4.03	Servicios no personales	1.004.073
4.04	Activos reales	4.000
4.08	Otros gastos	800
	TOTAL	**12.128.985**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**12.128.185**
INGRESOS CORRIENTE ORDINARIO	12.128.185
INGRESOS DE OPERACIÓN	1.000.000
Otros ingresos de operación	1.000.000
TRANSFERENCIAS CORRIENTES	11.128.185
Transferencias corrientes del sector público	11.128.185
Transferencias corrientes internas recibidas del sector público	11.128.185
De la República	11.128.185
Recursos Ordinarios	11.128.185
1.2 GASTOS CORRIENTES	**12.124.985**
GASTOS DE CONSUMO	12.124.985
Remuneraciones	10.283.712
Sueldos, salarios y otras retribuciones	2.277.644
Beneficios y complementos de sueldos y salarios	4.921.324
Aportes patronales	657.483
Prestaciones sociales y otras indemnizaciones	1.092.475
Asistencia socioeconómica	1.334.786
Compra de bienes y servicios	1.840.473
Bienes de consumo	836.400
Servicios no personales	1.004.073
Depreciación y amortización	800
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.200**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.000**
RECURSOS PROPIOS DE CAPITAL	4.000
Ahorro en Cuenta Corriente	3.200
Incremento de la depreciación y amortización acumuladas	800
2.2 GASTOS DE CAPITAL	**4.000**
INVERSIÓN REAL DIRECTA	4.000
Formación bruta de capital Fijo	4.000
Maquinaria, equipos y otros bienes muebles	4.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0462

Fundación Imprenta de la Cultura

FUNDACIÓN IMPRENTA DE LA CULTURA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación fue creada mediante Decreto N° 5.061 de fecha 18 de Diciembre de 2006, publicado en Gaceta Oficial de la República Bolivariana de Venezuela N° 38.587 de fecha 19 de Diciembre de 2006.

Su misión es garantizar la soberanía editorial y el acceso al conocimiento, mediante la impresión gráfica, estimulando la ejecución de procesos eficientes y racionales que permitan impulsar un cambio cultural, enalteciendo la grandeza de nuestros valores, orientando esfuerzos al rescate de la identidad nacional, en los distintos ámbitos de la cultura y en aras de lograr una mejor calidad de vida de los venezolanos y venezolanas.

La Fundación para el año 2012, formuló dos (2) Proyectos: "Impresión masiva de libros, revistas, y otros medios de publicación cultural" y Formación técnica y moral del recurso humano y generación de investigaciones para la imprenta", con los cuales prevé publicar 19.520.000 libros y realizar 38 talleres de actividades de formación técnica y moral de recursos humanos.

Para el logro de su meta dispone de un financiamiento de Bs. 40.711.826, de los cuales Bs. 23.601.703 corresponden a transferencias del Ejecutivo Nacional, Bs. 15.000.000 a ingresos por concepto de venta de servicios, Bs. 87.156 provenientes de la reserva de depreciación y Bs. 2.022.967 por la disminución de bancos.

Los recursos antes citados financiarán una estructura presupuestaria, constituida por gastos corrientes de Bs. 38.399.742, Bs. 289.117 de gastos de capital y Bs. 2.022.967 por disminución de cuentas y efectos a pagar.

El total del presupuesto está distribuido de la siguiente manera: Proyectos Bs. 31.521.192 y Acciones Centralizadas Bs. 9.190.634.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**38.601.703**
INGRESOS CORRIENTES ORDINARIOS	38.601.703
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	15.000.000
Venta de otros bienes y servicios	15.000.000
TRANSFERENCIAS CORRIENTES	23.601.703
Transferencias corrientes del sector público	23.601.703
Transferencias corrientes internas recibidas del sector público	23.601.703
De la República	23.601.703
INGRESOS DE CAPITAL	**87.156**
RECURSOS PROPIOS DE CAPITAL	87.156
Incremento de la depreciación y amortización acumuladas	87.156
FUENTES DE FINANCIAMIENTO	**2.022.967**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.022.967
Disminución de otros activos financieros	2.022.967
Disminución de disponibilidades	2.022.967
Disminución de Bancos	2.022.967
TOTAL RECURSOS	**40.711.826**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**38.399.742**
GASTOS DE CONSUMO	38.399.742
Remuneraciones	21.276.504
Sueldos, salarios y otras retribuciones	4.060.962
Beneficios y complementos de sueldos y salarios	9.546.550
Aportes patronales	1.282.846
Prestaciones sociales y otras indemnizaciones	2.296.300
Asistencia socioeconómica	4.089.846
Compra de bienes y servicios	17.036.082
Bienes de consumo	7.239.057
Servicios no personales	9.797.025
Depreciación y amortización	87.156
GASTOS DE CAPITAL	**289.117**
INVERSIÓN REAL DIRECTA	289.117
Formación bruta de capital Fijo	289.117
Maquinaria, equipos y otros bienes muebles	289.117
APLICACIONES FINANCIERAS	**2.022.967**
DISMINUCIÓN DE PASIVOS	2.022.967
Disminución de cuentas y efectos por pagar	2.022.967
Disminución de cuentas y efectos por pagar a corto plazo	2.022.967
Disminución cuentas por pagar a proveedores a corto plazo	2.022.967
TOTAL GASTOS	**40.711.826**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113579	Impresión masiva de libros, revistas y otros medios de publicación cultural	Ejemplar			19.520.000	15.000.000	15.860.423			30.860.423
113602	Formación técnica y moral del recurso humano y generación de investigaciones para la imprenta	Taller			38		660.769			660.769
TOTAL						15.000.000	16.521.192			31.521.192

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		5.199.182			5.199.182
02	Gestión Administrativa	2.110.123	1.881.329			3.991.452
TOTAL		2.110.123	7.080.511			9.190.634

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**66**	**117**		**183**	**3.982.962**	**1.163.760**	**5.146.722**
Alto Nivel y de Dirección		1		1	22.212	42.000	64.212
Directivo	16	12		28	522.042	1.002.000	1.524.042
Profesional y Técnico	6	1		7	171.408		171.408
Personal Administrativo	4	2		6	140.208		140.208
Obrero	40	101		141	3.127.092	119.760	3.246.852
Personal Contratado		**2**		**2**	**78.000**		**78.000**
Profesional y Técnico		2		2	78.000		78.000
TOTAL	**66**	**119**		**185**	**4.060.962**	**1.163.760**	**5.224.722**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	21.276.504
4.02	Materiales, suministros y mercancías	7.239.057
4.03	Servicios no personales	9.797.025
4.04	Activos reales	289.117
4.08	Otros gastos	87.156
4.11	Disminución de pasivos	2.022.967
	TOTAL	**40.711.826**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**38.601.703**
INGRESOS CORRIENTE ORDINARIO	38.601.703
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	15.000.000
Venta de otros bienes y servicios	15.000.000
TRANSFERENCIAS CORRIENTES	23.601.703
Transferencias corrientes del sector público	23.601.703
Transferencias corrientes internas recibidas del sector público	23.601.703
De la República	23.601.703
Recursos Ordinarios	23.601.703
1.2 GASTOS CORRIENTES	**38.399.742**
GASTOS DE CONSUMO	38.399.742
Remuneraciones	21.276.504
Sueldos, salarios y otras retribuciones	4.060.962
Beneficios y complementos de sueldos y salarios	9.546.550
Aportes patronales	1.282.846
Prestaciones sociales y otras indemnizaciones	2.296.300
Asistencia socioeconómica	4.089.846
Compra de bienes y servicios	17.036.082
Bienes de consumo	7.239.057
Servicios no personales	9.797.025
Depreciación y amortización	87.156
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**201.961**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**289.117**
RECURSOS PROPIOS DE CAPITAL	289.117
Ahorro en Cuenta Corriente	201.961
Incremento de la depreciación y amortización acumuladas	87.156

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**289.117**
INVERSIÓN REAL DIRECTA	289.117
Formación bruta de capital Fijo	289.117
Maquinaria, equipos y otros bienes muebles	289.117
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.022.967**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.022.967
Disminución de otros activos financieros	2.022.967
Disminución de disponibilidades	2.022.967
Disminución de Bancos	2.022.967
3.2 APLICACIONES FINANCIERAS	**2.022.967**
DISMINUCIÓN DE PASIVOS	2.022.967
Disminución de cuentas y efectos por pagar	2.022.967
Disminución de cuentas y efectos por pagar a corto plazo	2.022.967
Disminución cuentas por pagar a proveedores a corto plazo	2.022.967

A0469

Fundación Centro Nacional del Disco (CENDIS)

FUNDACIÓN CENTRO NACIONAL DEL DISCO (CENDIS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación tiene como visión ser el instituto a través del cual el Estado venezolano coordine, promueva y ejecute las políticas y lineamientos en materia discográfica, destinados a recuperar, reactivar, afianzar y difundir la identidad cultural del pueblo venezolano mediante la producción y comercialización a nivel nacional e internacional de discos compactos (CD´s), discos versátiles digitales (DVD´s), u otros soportes materiales que contengan obras musicales o audiovisuales.

Para el año 2012, tiene previsto producir 300 títulos a través del proyecto "Ampliación y fortalecimiento de la producción fonográfica y discográfica, profundizando la acción social, patrimonial y artística".

Para el logro de las metas se estiman recursos por Bs. 12.300.023, de los cuales Bs. 11.656.699 son ingresos corrientes producto de la transferencia del Ejecutivo Nacional; ingresos de capital, provenientes del incremento de la depreciación acumulada por Bs. 164.306 y fuentes financiaras Bs. 479.018 por concepto de disminución de bancos.

Los recursos antes señalados financiarán una estructura presupuestaria constituida por gastos corrientes de Bs. 12.300.023.

El total de presupuesto está distribuido de la siguiente manera: Proyectos Bs. 8.638.707 y Acciones Centralizadas Bs. 3.661.316.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**11.656.699**
INGRESOS CORRIENTES ORDINARIOS	11.656.699
TRANSFERENCIAS CORRIENTES	11.656.699
Transferencias corrientes del sector público	11.656.699
Transferencias corrientes internas recibidas del sector público	11.656.699
De la República	11.656.699
INGRESOS DE CAPITAL	**164.306**
RECURSOS PROPIOS DE CAPITAL	164.306
Incremento de la depreciación y amortización acumuladas	164.306
FUENTES DE FINANCIAMIENTO	**479.018**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	479.018
Disminución de otros activos financieros	479.018
Disminución de disponibilidades	479.018
Disminución de Bancos	479.018
TOTAL RECURSOS	**12.300.023**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**12.300.023**
GASTOS DE CONSUMO	12.300.023
Remuneraciones	10.053.101
Sueldos, salarios y otras retribuciones	1.281.898
Beneficios y complementos de sueldos y salarios	2.700.318
Aportes patronales	522.339
Prestaciones sociales y otras indemnizaciones	788.272
Asistencia socioeconómica	3.452.637
Otros gastos de personal	1.307.637
Compra de bienes y servicios	2.082.616
Bienes de consumo	424.143
Servicios no personales	1.658.473
Depreciación y amortización	164.306
TOTAL GASTOS	**12.300.023**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113848	Ampliación y fortalecimiento de la producción fonográfica y discográfica, profundizando la acción social, patrimonial y artística	Título			300	479.018	8.159.689			8.638.707
TOTAL						**479.018**	**8.159.689**			**8.638.707**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		2.994.896			2.994.896
02	Gestión Administrativa	164.306	469.992			634.298
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		32.122			32.122
TOTAL		**164.306**	**3.497.010**			**3.661.316**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**14**	**30**	**4**	**48**	**983.098**	**1.073.580**	**2.056.678**
Alto Nivel y de Dirección		1		1	20.407	24.475	44.882
Directivo	8	14	4	26	530.580	636.357	1.166.937
Profesional y Técnico	4	9		13	265.290	318.178	583.468
Personal Administrativo	2	1		3	61.221	73.426	134.647
Obrero		5		5	105.600	21.144	126.744
Personal Contratado	**5**	**4**		**9**	**298.800**		**298.800**
Personal Administrativo	5	4		9	298.800		298.800
TOTAL	**19**	**34**	**4**	**57**	**1.281.898**	**1.073.580**	**2.355.478**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	10.053.101
4.02	Materiales, suministros y mercancías	424.143
4.03	Servicios no personales	1.658.473
4.08	Otros gastos	164.306
	TOTAL	**12.300.023**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**11.656.699**
INGRESOS CORRIENTE ORDINARIO	11.656.699
TRANSFERENCIAS CORRIENTES	11.656.699
Transferencias corrientes del sector público	11.656.699
Transferencias corrientes internas recibidas del sector público	11.656.699
De la República	11.656.699
Recursos Ordinarios	11.656.699
1.2 GASTOS CORRIENTES	**12.300.023**
GASTOS DE CONSUMO	12.300.023
Remuneraciones	10.053.101
Sueldos, salarios y otras retribuciones	1.281.898
Beneficios y complementos de sueldos y salarios	2.700.318
Aportes patronales	522.339
Prestaciones sociales y otras indemnizaciones	788.272
Asistencia socioeconómica	3.452.637
Otros gastos de personal	1.307.637
Compra de bienes y servicios	2.082.616
Bienes de consumo	424.143
Servicios no personales	1.658.473
Depreciación y amortización	164.306
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(643.324)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(479.018)**
RECURSOS PROPIOS DE CAPITAL	(479.018)
Desahorro en Cuenta Corriente	(643.324)
Incremento de la depreciación y amortización acumuladas	164.306
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(479.018)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**479.018**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	479.018
Disminución de otros activos financieros	479.018
Disminución de disponibilidades	479.018
Disminución de Bancos	479.018
3.2 APLICACIONES FINANCIERAS	**479.018**
DÉFICIT FINANCIERO	479.018

A0486

Fundación Centro Nacional de la Historia

FUNDACIÓN CENTRO NACIONAL DE LA HISTORIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Fundación Centro Nacional de la Historia tiene como misión ejercer la rectoría de las políticas y desarrollar las acciones y actividades del Estado venezolano en lo concerniente al conocimiento, investigación, resguardo y difusión de la historia nacional y la memoria colectiva y patrimonio histórico de pueblo, garantizando el derecho de las comunidades a participar en el enriquecimiento de los mismos.

Para el año 2012, tiene previsto realizar 48 investigaciones a través del proyecto "Socialización de la memoria histórica del pueblo venezolano".

Para el logro de las metas se estiman recursos por Bs. 23.437.139, de los cuales Bs. 23.368.232 son Ingresos Corrientes provenientes del aporte del Ejecutivo Nacional e Ingresos de Capital por Bs. 68.907 (incremento de la depreciación acumulada).

Los recursos antes señalados financiarán una estructura presupuestaria constituida por gastos corrientes de Bs. 23.161.509 y gastos de capital Bs. 275.630.

El total de presupuesto está distribuido de la siguiente manera: Proyectos Bs. 16.357.762 y Acciones Centralizadas Bs. 7.079.377.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**23.368.232**
INGRESOS CORRIENTES ORDINARIOS	23.368.232
TRANSFERENCIAS CORRIENTES	23.368.232
Transferencias corrientes del sector público	23.368.232
Transferencias corrientes internas recibidas del sector público	23.368.232
De la República	23.368.232
INGRESOS DE CAPITAL	**68.907**
RECURSOS PROPIOS DE CAPITAL	68.907
Incremento de la depreciación y amortización acumuladas	68.907
TOTAL RECURSOS	**23.437.139**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**23.161.509**
GASTOS DE CONSUMO	22.694.291
Remuneraciones	18.316.931
Sueldos, salarios y otras retribuciones	5.545.692
Beneficios y complementos de sueldos y salarios	6.699.912
Aportes patronales	698.281
Prestaciones sociales y otras indemnizaciones	1.718.531
Asistencia socioeconómica	3.654.515
Compra de bienes y servicios	3.819.404
Bienes de consumo	882.081
Servicios no personales	2.937.323
Impuestos indirectos	489.049
Depreciación y amortización	68.907
TRANSFERENCIAS Y DONACIONES CORRIENTES	467.218
Al sector privado	467.218
Transferencias corrientes al sector privado	467.218
Directas a personas	467.218
Jubilaciones y otros beneficios asociados	467.218
GASTOS DE CAPITAL	**275.630**
INVERSIÓN REAL DIRECTA	275.630
Formación bruta de capital Fijo	275.630
Maquinaria, equipos y otros bienes muebles	275.630
TOTAL GASTOS	**23.437.139**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113632	Socialización de la memoria histórica del pueblo venezolano	Investigación			48		16.357.762			16.357.762
TOTAL							**16.357.762**			**16.357.762**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		5.887.678			5.887.678
02	Gestión Administrativa	68.907	655.574			724.481
03	Previsión y Protección Social		467.218			467.218
TOTAL		**68.907**	**7.010.470**			**7.079.377**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**43**	**40**		**83**	**1.741.265**	**518.775**	**2.260.040**
Alto Nivel y de Dirección	8	10		18	340.018		340.018
Profesional y Técnico	10	9		19	460.342	16.651	476.993
Personal Administrativo	5	3		8	163.584		163.584
Obrero	20	18		38	777.321	502.124	1.279.445
Personal Contratado	**23**	**44**		**67**	**3.101.281**		**3.101.281**
Directivo	1	6		7	397.573		397.573
Profesional y Técnico	9	9		18	1.648.836		1.648.836
Personal Administrativo	13	29		42	1.054.872		1.054.872
TOTAL	**66**	**84**		**150**	**4.842.546**	**518.775**	**5.361.321**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**3**	**6**	**9**	**467.218**
Obreros	3	6	9	467.218
TOTAL	**3**	**6**	**9**	**467.218**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	18.316.931
4.02	Materiales, suministros y mercancías	882.081
4.03	Servicios no personales	3.426.372
4.04	Activos reales	275.630
4.07	Transferencias y donaciones	467.218
4.08	Otros gastos	68.907
	TOTAL	**23.437.139**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**23.368.232**
INGRESOS CORRIENTE ORDINARIO	23.368.232
TRANSFERENCIAS CORRIENTES	23.368.232
Transferencias corrientes del sector público	23.368.232
Transferencias corrientes internas recibidas del sector público	23.368.232
De la República	23.368.232
Recursos Ordinarios	23.368.232
1.2 GASTOS CORRIENTES	**23.161.509**
GASTOS DE CONSUMO	22.694.291
Remuneraciones	18.316.931
Sueldos, salarios y otras retribuciones	5.545.692
Beneficios y complementos de sueldos y salarios	6.699.912
Aportes patronales	698.281
Prestaciones sociales y otras indemnizaciones	1.718.531
Asistencia socioeconómica	3.654.515
Compra de bienes y servicios	3.819.404
Bienes de consumo	882.081
Servicios no personales	2.937.323
Impuestos indirectos	489.049
Depreciación y amortización	68.907
TRANSFERENCIAS Y DONACIONES CORRIENTES	467.218
Al sector privado	467.218
Transferencias corrientes al sector privado	467.218
Directas a personas	467.218
Jubilaciones y otros beneficios asociados	467.218
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**206.723**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**275.630**
RECURSOS PROPIOS DE CAPITAL	275.630
Ahorro en Cuenta Corriente	206.723
Incremento de la depreciación y amortización acumuladas	68.907
2.2 GASTOS DE CAPITAL	**275.630**
INVERSIÓN REAL DIRECTA	275.630
Formación bruta de capital Fijo	275.630
Maquinaria, equipos y otros bienes muebles	275.630
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0821

Centro Nacional Autónomo de Cinematografía (CNAC)

CENTRO NACIONAL AUTÓNOMO DE CINEMATOGRAFÍA (CNAC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Centro Nacional Autónomo de Cinematografía (CNAC) formula el presupuesto correspondiente al Ejercicio Fiscal 2012, a los fines de cubrir las necesidades de la institución y poder desarrollar las actividades inherentes a sus objetivos, en lo previsto en la Ley de la Cinematografía Nacional, en sus artículos 39 y 40, así como lo dispuesto en la Ley de Presupuesto 2012 y las directrices de los Órganos Contralores, en materia de cinematografía (Producción, Distribución, Exhibición, Post Producción, Comercialización y Difusión de Obras Cinematográficas). Los recursos serán destinados a los proyectos "Estímulo y Fomento a la Creación de la Producción Cinematográfica", "Comercialización y Producción Cinematográfica y "Laboratorio del Cine y el Audiovisual de Venezuela".

El presupuesto de ingresos y egresos del Centro Nacional Autónomo de Cinematografía (CNAC), para el ejercicio fiscal 2012 es por la cantidad de Ciento Treinta y Ocho Millones Novecientos Setenta y Siete Mil Quinientos Noventa y Cuatro Bolívares (Bs. 138.977.594), esta cifra está orientada a la operatividad y funcionamiento de la institución a través de las acciones centralizadas y sus tres (3) proyectos.

Los ingresos del presupuesto 2012, se distribuyen en: transferencias corrientes internas recibidas del sector público Bs. 17.214.719, ingresos por la recaudación de contribuciones especiales de acuerdo a los artículos 49 al 56 de la Ley de Cinematografía Nacional por Bs. 120.010.695, otros ingresos (tasas) por Bs. 185.213, disminución de bancos por Bs. 941.254 y depreciación por la cantidad de Bs. 625.713.

El presupuesto de gastos asciende a Bs. 138.977.594, distribuidos en: gastos corrientes Bs. 115.050.698, gastos de capital Bs. 1.991.646 y Bs. 21.935.250 de aplicaciones financieras (incremento de otros activos financieros y disminución de cuentas y efectos por pagar).

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**137.410.627**
INGRESOS CORRIENTES ORDINARIOS	137.410.627
INGRESOS NO TRIBUTARIOS	120.195.908
Tasas	185.213
Ingresos por contribuciones especiales	120.010.695
TRANSFERENCIAS CORRIENTES	17.214.719
Transferencias corrientes del sector público	17.214.719
Transferencias corrientes internas recibidas del sector público	17.214.719
De la República	17.214.719
INGRESOS DE CAPITAL	**625.713**
RECURSOS PROPIOS DE CAPITAL	625.713
Incremento de la depreciación y amortización acumuladas	625.713
FUENTES DE FINANCIAMIENTO	**941.254**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	941.254
Disminución de otros activos financieros	941.254
Disminución de disponibilidades	941.254
Disminución de Bancos	941.254
TOTAL RECURSOS	**138.977.594**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**115.050.698**
GASTOS DE CONSUMO	44.565.539
Remuneraciones	19.770.018
Sueldos, salarios y otras retribuciones	9.175.022
Beneficios y complementos de sueldos y salarios	5.337.498
Aportes patronales	628.248
Prestaciones sociales y otras indemnizaciones	1.641.840
Asistencia socioeconómica	2.987.410
Compra de bienes y servicios	24.169.808
Bienes de consumo	2.566.208
Servicios no personales	21.603.600
Depreciación y amortización	625.713
TRANSFERENCIAS Y DONACIONES CORRIENTES	70.485.159
Al sector privado	59.251.819
Transferencias corrientes al sector privado	59.251.819
Directas a personas	4.074.827
Jubilaciones y otros beneficios asociados	114.077
Otras transferencias directas a personas	3.960.750
Otras transferencias corrientes internas al sector privado	55.176.992
Al sector público	5.412.005
Transferencias corrientes al sector público	5.412.005
A instituciones de protección social para atender beneficios de la seguridad social	5.412.005
Al sector externo	5.821.335
Donaciones corrientes al exterior	5.821.335
A organismos internacionales	5.821.335
GASTOS DE CAPITAL	**1.991.646**
INVERSIÓN REAL DIRECTA	1.991.646
Formación bruta de capital Fijo	1.991.646
Maquinaria, equipos y otros bienes muebles	1.991.646

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**21.935.250**
INVERSIÓN FINANCIERA	20.993.996
Incremento de otros activos financieros	20.993.996
Incremento de otros activos financieros	20.993.996
DISMINUCIÓN DE PASIVOS	941.254
Disminución de cuentas y efectos por pagar	941.254
Disminución de cuentas y efectos por pagar a corto plazo	941.254
Disminución cuentas por pagar a proveedores a corto plazo	941.254
TOTAL GASTOS	**138.977.594**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113644	Laboratorio del cine y el audiovisual de Venezuela	Taller			288	9.597.256	1.970.100			11.567.356
113752	Estímulo y fomento a la creación de la producción cinematográfica	Apoyo	50	50	100	83.032.458	8.898.209			91.930.667
114151	Comercialización y producción cinematográfica	Obra			20	19.194.511				19.194.511
TOTAL						111.824.225	10.868.309			122.692.534

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	580.000	5.837.483			6.417.483
02	Gestión Administrativa	9.358.650	394.850			9.753.500
03	Previsión y Protección Social		114.077			114.077
TOTAL		9.938.650	6.346.410			16.285.060

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**52**	**32**	**7**	**91**	**1.951.091**	**292.888**	**2.243.979**
Alto Nivel y de Dirección		1		1	22.212		22.212
Profesional y Técnico	42	20	7	69	1.523.019	188.016	1.711.035
Personal Administrativo	5	6		11	213.283	56.145	269.428
Obrero	5	5		10	192.577	48.727	241.304
Personal Contratado	**12**	**12**	**47**	**71**	**4.094.200**		**4.094.200**
Profesional y Técnico	11	11	47	69	4.048.000		4.048.000
Personal Administrativo	1	1		2	46.200		46.200
TOTAL	**64**	**44**	**54**	**162**	**6.045.291**	**292.888**	**6.338.179**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**1**	**1**	**2**	**114.077**
Empleados	1	1	2	114.077
TOTAL	1	1	**2**	**114.077**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	19.770.018
4.02	Materiales, suministros y mercancías	2.566.208
4.03	Servicios no personales	21.603.600
4.04	Activos reales	1.991.646
4.05	Activos financieros	20.993.996
4.07	Transferencias y donaciones	70.485.159
4.08	Otros gastos	625.713
4.11	Disminución de pasivos	941.254
	TOTAL	**138.977.594**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**137.410.627**
INGRESOS CORRIENTE ORDINARIO	137.410.627
INGRESOS NO TRIBUTARIOS	**120.195.908**
INGRESOS NO TRIBUTARIOS	120.195.908
Tasas	185.213
Ingresos por contribuciones especiales	120.010.695
TRANSFERENCIAS CORRIENTES	17.214.719
Transferencias corrientes del sector público	17.214.719
Transferencias corrientes internas recibidas del sector público	17.214.719
De la República	17.214.719
Recursos Ordinarios	17.214.719
1.2 GASTOS CORRIENTES	**115.050.698**
GASTOS DE CONSUMO	44.565.539
Remuneraciones	19.770.018
Sueldos, salarios y otras retribuciones	9.175.022
Beneficios y complementos de sueldos y salarios	5.337.498
Aportes patronales	628.248
Prestaciones sociales y otras indemnizaciones	1.641.840
Asistencia socioeconómica	2.987.410
Compra de bienes y servicios	24.169.808
Bienes de consumo	2.566.208
Servicios no personales	21.603.600
Depreciación y amortización	625.713
TRANSFERENCIAS Y DONACIONES CORRIENTES	70.485.159
Al sector privado	59.251.819
Transferencias corrientes al sector privado	59.251.819
Directas a personas	4.074.827
Jubilaciones y otros beneficios asociados	114.077
Otras transferencias directas a personas	3.960.750
Otras transferencias corrientes internas al sector privado	55.176.992
Al sector público	5.412.005

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2012
Transferencias corrientes al sector público	5.412.005
A instituciones de protección social para atender beneficios de la seguridad social	5.412.005
Al sector externo	5.821.335
Donaciones corrientes al exterior	5.821.335
A organismos internacionales	5.821.335
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**22.359.929**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**22.985.642**
RECURSOS PROPIOS DE CAPITAL	22.985.642
Ahorro en Cuenta Corriente	22.359.929
Incremento de la depreciación y amortización acumuladas	625.713
2.2 GASTOS DE CAPITAL	**1.991.646**
INVERSIÓN REAL DIRECTA	1.991.646
Formación bruta de capital Fijo	1.991.646
Maquinaria, equipos y otros bienes muebles	1.991.646
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**20.993.996**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**21.935.250**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	941.254
Disminución de otros activos financieros	941.254
Disminución de disponibilidades	941.254
Disminución de Bancos	941.254
SUPERÁVIT FINANCIERO	20.993.996
3.2 APLICACIONES FINANCIERAS	**21.935.250**
INVERSIÓN FINANCIERA	20.993.996
Incremento de otros activos financieros	20.993.996
Incremento de otros activos financieros	20.993.996

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
DISMINUCIÓN DE PASIVOS	941.254
Disminución de cuentas y efectos por pagar	941.254
Disminución de cuentas y efectos por pagar a corto plazo	941.254
Disminución cuentas por pagar a proveedores a corto plazo	941.254

A0829

Centro Nacional del Libro (CNL)

CENTRO NACIONAL DEL LIBRO (CNL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La actividad principal del Centro Nacional del Libro es proteger y fomentar la industria editorial como fuente de estímulo al hábito de la lectura y la democratización del acceso al libro como uno de los factores principales en la transmisión de conocimientos, la formación educativa y la difusión de la cultura ejecutando políticas, planes y programas dirigidos a la promoción, fomento y salvaguarda del libro y la lectura, orientados a prestar en forma eficaz, eficiente y efectiva los servicios públicos que la sociedad demanda. Para el Centro Nacional del Libro lo fundamental es el ciudadano, los actores del sector libro, sus problemas y el auspicio de soluciones que redunden en su desarrollo educativo y cultural.

Para el ejercicio fiscal 2012, el ente prevé alcanzar las siguientes metas: realizar 34 eventos como apoyo al Proyecto “Sistema nacional de promoción, estímulo y salvaguarda del autor, el libro y la literatura venezolana”.

Para el logro de sus metas dispone de un financiamiento de Bs. 18.707.315, de los cuales Bs. 18.589.920 corresponden al Ejecutivo Nacional y Bs. 117.395 a recursos de capital.

La totalidad de los recursos antes indicados financiarán una estructura presupuestaria constituida por gastos corrientes de Bs. 18.459.835 y gastos de capital por la inversión en maquinarias, equipos y otros bienes muebles por Bs. 247.480.

El presupuesto está distribuido en Proyectos por Bs. 13.012.944 y Acciones Centralizadas por Bs. 5.694.371.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**18.589.920**
INGRESOS CORRIENTES ORDINARIOS	18.589.920
TRANSFERENCIAS CORRIENTES	18.589.920
Transferencias corrientes del sector público	18.589.920
Transferencias corrientes internas recibidas del sector público	18.589.920
De la República	18.589.920
INGRESOS DE CAPITAL	**117.395**
RECURSOS PROPIOS DE CAPITAL	117.395
Incremento de la depreciación y amortización acumuladas	117.395
TOTAL RECURSOS	**18.707.315**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**18.459.835**
GASTOS DE CONSUMO	17.809.835
Remuneraciones	9.721.620
Sueldos, salarios y otras retribuciones	4.371.496
Beneficios y complementos de sueldos y salarios	2.461.957
Aportes patronales	642.579
Prestaciones sociales y otras indemnizaciones	243.286
Asistencia socioeconómica	2.002.302
Compra de bienes y servicios	6.951.212
Bienes de consumo	1.254.400
Servicios no personales	5.696.812
Impuestos indirectos	1.019.608
Depreciación y amortización	117.395
TRANSFERENCIAS Y DONACIONES CORRIENTES	650.000
Al sector privado	650.000
Transferencias corrientes al sector privado	650.000
A empresas privadas	650.000
GASTOS DE CAPITAL	**247.480**
INVERSIÓN REAL DIRECTA	247.480
Formación bruta de capital Fijo	27.480
Maquinaria, equipos y otros bienes muebles	27.480
Bienes intangibles	220.000
TOTAL GASTOS	**18.707.315**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114316	Sistema nacional de promoción, estímulo y salvaguarda del autor, el libro y la literatura venezolana	Evento			34		13.012.944			13.012.944
TOTAL							13.012.944			13.012.944

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		5.285.537			5.285.537
02	Gestión Administrativa	117.395	291.439			408.834
TOTAL		117.395	5.576.976			5.694.371

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**41**	**33**	**2**	**76**	**1.711.593**	**1.056.375**	**2.767.968**
Alto Nivel y de Dirección	1			1	22.212	21.102	43.314
Directivo	10	6	2	18	336.260	646.800	983.060
Profesional y Técnico	10	3		13	338.517	113.188	451.705
Personal Administrativo	16	17		33	797.396	220.896	1.018.292
Obrero	4	7		11	217.208	54.389	271.597
Personal Contratado	**30**	**27**		**57**	**293.980**		**293.980**
Profesional y Técnico	4	2		6	145.880		145.880
Personal Administrativo	26	25		51	148.100		148.100
TOTAL	71	60	2	133	2.005.573	1.056.375	3.061.948

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	9.721.620
4.02	Materiales, suministros y mercancías	1.254.400
4.03	Servicios no personales	6.716.420
4.04	Activos reales	247.480
4.07	Transferencias y donaciones	650.000
4.08	Otros gastos	117.395
	TOTAL	**18.707.315**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**18.589.920**
INGRESOS CORRIENTE ORDINARIO	18.589.920
TRANSFERENCIAS CORRIENTES	18.589.920
Transferencias corrientes del sector público	18.589.920
Transferencias corrientes internas recibidas del sector público	18.589.920
De la República	18.589.920
Recursos Ordinarios	18.589.920
1.2 GASTOS CORRIENTES	**18.459.835**
GASTOS DE CONSUMO	17.809.835
Remuneraciones	9.721.620
Sueldos, salarios y otras retribuciones	4.371.496
Beneficios y complementos de sueldos y salarios	2.461.957
Aportes patronales	642.579
Prestaciones sociales y otras indemnizaciones	243.286
Asistencia socioeconómica	2.002.302
Compra de bienes y servicios	6.951.212
Bienes de consumo	1.254.400
Servicios no personales	5.696.812
Impuestos indirectos	1.019.608
Depreciación y amortización	117.395
TRANSFERENCIAS Y DONACIONES CORRIENTES	650.000
Al sector privado	650.000
Transferencias corrientes al sector privado	650.000
A empresas privadas	650.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**130.085**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**247.480**
RECURSOS PROPIOS DE CAPITAL	247.480
Ahorro en Cuenta Corriente	130.085
Incremento de la depreciación y amortización acumuladas	117.395

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**247.480**
INVERSIÓN REAL DIRECTA	247.480
Formación bruta de capital Fijo	27.480
Maquinaria, equipos y otros bienes muebles	27.480
Bienes intangibles	220.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0948

Instituto de las Artes Escénicas y Musicales

INSTITUTO DE LAS ARTES ESCÉNICAS Y MUSICALES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

En concordancia con los lineamientos emanados por los Organismos Rectores del proceso de formulación y ejecución del presupuesto institucional, recibimos como aporte del Ejecutivo Nacional Bs. 59.500.730, siendo el 70% de los recursos Bs. 41.650.511, destinados al Proyecto Impulso de las Manifestaciones Culturales en Danza, Música, Teatro y Circo en las Comunidades y que tiene como objetivo consolidar un sistema que apoye el desarrollo de las artes escénicas y musicales para difundir los bienes y servicios culturales.

El 30% restante de los recursos ascienden a Bs. 17.850.219, su aplicación está destinada a las Acciones Centralizadas para apoyar la ejecución del Proyecto y a su vez cubrir los requerimientos que en términos de recursos presupuestarios responden a las obligaciones y gastos de los trabajadores, la gestión administrativa, los compromisos por concepto de previsión y protección social que atañen al organismo y a la atención integral de familias y personas en refugios.

Para el ejercicio económico 2012, el presupuesto de ingresos se sitúa en Bs. 68.522.615, discriminados en Bs. 59.500.730 provenientes de transferencias corrientes internas recibidas del sector público, Bs. 780.780 de depreciación y Bs. 8.241.105 de disminución de bancos..

El presupuesto de gastos asciende a la cantidad de Bs. 68.522.615, distribuidos en gastos corrientes Bs. 60.245.510, gastos de capital Bs. 36.000 y Bs. 8.241.105 por aplicaciones financieras.

Los resultados económicos y financieros prevén un desahorro por Bs. 744.780 en la cuenta corriente y un equilibrio en la cuenta capital.

El total del Presupuesto se distribuye de la siguiente manera: Proyectos Bs. 41.650.511 y Acciones Centralizadas Bs. 26.872.104.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**59.500.730**
INGRESOS CORRIENTES ORDINARIOS	59.500.730
TRANSFERENCIAS CORRIENTES	59.500.730
Transferencias corrientes del sector público	59.500.730
Transferencias corrientes internas recibidas del sector público	59.500.730
De la República	59.500.730
INGRESOS DE CAPITAL	**780.780**
RECURSOS PROPIOS DE CAPITAL	780.780
Incremento de la depreciación y amortización acumuladas	780.780
FUENTES DE FINANCIAMIENTO	**8.241.105**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	8.241.105
Disminución de otros activos financieros	8.241.105
Disminución de disponibilidades	8.241.105
Disminución de caja	8.241.105
TOTAL RECURSOS	**68.522.615**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**60.245.510**
GASTOS DE CONSUMO	37.897.591
Remuneraciones	29.508.907
Sueldos, salarios y otras retribuciones	5.799.404
Beneficios y complementos de sueldos y salarios	13.368.180
Aportes patronales	1.792.348
Prestaciones sociales y otras indemnizaciones	3.487.413
Asistencia socioeconómica	5.035.362
Otros gastos de personal	26.200
Compra de bienes y servicios	7.607.904
Bienes de consumo	2.123.452
Servicios no personales	5.484.452
Depreciación y amortización	780.780
TRANSFERENCIAS Y DONACIONES CORRIENTES	22.347.919
Al sector privado	22.347.919
Transferencias corrientes al sector privado	22.347.919
Directas a personas	347.919
Pensiones y otros beneficios asociados	347.919
Otras transferencias corrientes internas al sector privado	22.000.000
GASTOS DE CAPITAL	**36.000**
INVERSIÓN REAL DIRECTA	36.000
Formación bruta de capital Fijo	36.000
Maquinaria, equipos y otros bienes muebles	36.000
APLICACIONES FINANCIERAS	**8.241.105**
DISMINUCIÓN DE PASIVOS	8.241.105
Disminución de cuentas y efectos por pagar	8.241.105
Disminución de cuentas y efectos por pagar a corto plazo	4.834.924
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.013.031
Disminución de aportes patronales y retenciones laborales por pagar	300.900
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	300.900

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución cuentas por pagar a proveedores a corto plazo	3.520.993
Disminución de otras cuentas y efectos por pagar	3.406.181
Disminución de otras cuentas por pagar a corto plazo	3.406.181
TOTAL GASTOS	**68.522.615**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113609	Impulso de las manifestaciones culturales en danza, música, teatro y circo en las comunidades	Sistema			1		41.650.511			41.650.511
TOTAL							41.650.511			41.650.511

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		15.206.535			15.206.535
02	Gestión Administrativa	9.021.885	2.145.765			11.167.650
03	Previsión y Protección Social		347.919			347.919
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		150.000			150.000
TOTAL		9.021.885	17.850.219			26.872.104

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**34**	**29**	**51**	**114**	**2.050.005**	**197.529**	**2.247.534**
Alto Nivel y de Dirección	1			1	21.486		21.486
Directivo	15	12	7	34	981.110		981.110
Profesional y Técnico	4	5	21	30	389.792	65.357	455.149
Personal Administrativo	8	1	15	24	301.613	21.786	323.399
Obrero	6	11	8	25	356.004	110.386	466.390
Personal Contratado	**50**	**76**		**126**	**3.712.244**		**3.712.244**
Personal Administrativo	50	76		126	3.712.244		3.712.244
TOTAL	**84**	**105**	**51**	**240**	**5.762.249**	**197.529**	**5.959.778**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**4**	**1**	**5**	**347.919**
Empleados	4	1	5	347.919
TOTAL	**4**	**1**	**5**	**347.919**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	29.508.907
4.02	Materiales, suministros y mercancías	2.123.452
4.03	Servicios no personales	5.484.452
4.04	Activos reales	36.000
4.07	Transferencias y donaciones	22.347.919
4.08	Otros gastos	780.780
4.11	Disminución de pasivos	8.241.105
	TOTAL	**68.522.615**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**59.500.730**
INGRESOS CORRIENTE ORDINARIO	59.500.730
TRANSFERENCIAS CORRIENTES	59.500.730
Transferencias corrientes del sector público	59.500.730
Transferencias corrientes internas recibidas del sector público	59.500.730
De la República	59.500.730
Recursos Ordinarios	59.500.730
1.2 GASTOS CORRIENTES	**60.245.510**
GASTOS DE CONSUMO	37.897.591
Remuneraciones	29.508.907
Sueldos, salarios y otras retribuciones	5.799.404
Beneficios y complementos de sueldos y salarios	13.368.180
Aportes patronales	1.792.348
Prestaciones sociales y otras indemnizaciones	3.487.413
Asistencia socioeconómica	5.035.362
Otros gastos de personal	26.200
Compra de bienes y servicios	7.607.904
Bienes de consumo	2.123.452
Servicios no personales	5.484.452
Depreciación y amortización	780.780
TRANSFERENCIAS Y DONACIONES CORRIENTES	22.347.919
Al sector privado	22.347.919
Transferencias corrientes al sector privado	22.347.919
Directas a personas	347.919
Pensiones y otros beneficios asociados	347.919
Otras transferencias corrientes internas al sector privado	22.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(744.780)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**36.000**
RECURSOS PROPIOS DE CAPITAL	36.000
Desahorro en Cuenta Corriente	(744.780)
Incremento de la depreciación y amortización acumuladas	780.780
2.2 GASTOS DE CAPITAL	**36.000**
INVERSIÓN REAL DIRECTA	36.000
Formación bruta de capital Fijo	36.000
Maquinaria, equipos y otros bienes muebles	36.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**8.241.105**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	8.241.105
Disminución de otros activos financieros	8.241.105
Disminución de disponibilidades	8.241.105
Disminución de caja	8.241.105
3.2 APLICACIONES FINANCIERAS	**8.241.105**
DISMINUCIÓN DE PASIVOS	8.241.105
Disminución de cuentas y efectos por pagar	8.241.105
Disminución de cuentas y efectos por pagar a corto plazo	4.834.924
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.013.031
Disminución de aportes patronales y retenciones laborales por pagar	300.900
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	300.900
Disminución cuentas por pagar a proveedores a corto plazo	3.520.993
Disminución de otras cuentas y efectos por pagar	3.406.181
Disminución de otras cuentas por pagar a corto plazo	3.406.181

A0949

Instituto de las Artes de la Imagen y el Espacio

INSTITUTO DE LAS ARTES DE LA IMAGEN Y EL ESPACIO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto de las Artes de la Imagen y el Espacio es un ente adscrito al Ministerio del Poder Popular para la Cultura, el cual coadyuva en la formulación de las políticas referidas a las artes de la imagen y el espacio comprendido por las artes visuales, el diseño, la fotografía, la artesanía, la arquitectura y otras manifestaciones afines.

Para el ejercicio fiscal 2012, la institución formuló dos (2) proyectos denominados: "Insumos de arte del Ministerio del Poder Popular para la Cultura para las creadoras y creadores de Venezuela" y "Desarrollo del arte en comunidad", con los que espera adquirir 180.000 insumos para las creadoras y creadores y desarrollar 28 eventos sobre el arte en la comunidad.

Para el logro de las metas, el Iaime dispone de un financiamiento de Bs. 25.923.647 de los cuales Bs. 25.173.317 corresponden a transferencias del Ejecutivo Nacional y Bs. 750.330 a recursos de capital (depreciación y amortización).

La totalidad de los recursos antes indicados, financiarán una estructura presupuestaria constituida por gastos corrientes de Bs. 25.663.863 e inversión en activos fijos por Bs. 259.784.

El presupuesto está distribuido en Proyectos Bs. 17.621.322 y Acciones Centralizadas Bs. 8.302.325.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**25.173.317**
INGRESOS CORRIENTES ORDINARIOS	25.173.317
TRANSFERENCIAS CORRIENTES	25.173.317
Transferencias corrientes del sector público	25.173.317
Transferencias corrientes internas recibidas del sector público	25.173.317
De la República	25.173.317
INGRESOS DE CAPITAL	**750.330**
RECURSOS PROPIOS DE CAPITAL	750.330
Incremento de la depreciación y amortización acumuladas	750.330
TOTAL RECURSOS	**25.923.647**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**25.663.863**
GASTOS DE CONSUMO	21.710.751
Remuneraciones	14.133.773
Sueldos, salarios y otras retribuciones	2.633.194
Beneficios y complementos de sueldos y salarios	6.375.662
Aportes patronales	817.445
Prestaciones sociales y otras indemnizaciones	1.299.977
Asistencia socioeconómica	3.004.745
Otros gastos de personal	2.750
Compra de bienes y servicios	6.826.648
Bienes de consumo	1.608.454
Servicios no personales	5.218.194
Depreciación y amortización	750.330
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.953.112
Al sector privado	1.883.112
Transferencias corrientes al sector privado	1.583.112
Otras transferencias corrientes internas al sector privado	1.583.112
Donaciones corrientes al sector privado	300.000
Donaciones a instituciones sin fines de lucro	300.000
Al sector público	2.070.000
Transferencias corrientes al sector público	1.500.000
A los entes descentralizados sin fines empresariales para sus gastos	1.500.000
Donaciones corrientes al sector público	570.000
A los entes descentralizados sin fines empresariales	570.000
GASTOS DE CAPITAL	**259.784**
INVERSIÓN REAL DIRECTA	259.784
Formación bruta de capital Fijo	259.784
Maquinaria, equipos y otros bienes muebles	259.784
TOTAL GASTOS	**25.923.647**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114634	Insumos de arte del Ministerio del Poder Popular para la Cultura para las creadoras y creadores de Venezuela	Insumo			180.000		8.696.716			8.696.716
114777	Desarrollo del arte en comunidad	Evento			28		8.924.606			8.924.606
TOTAL							**17.621.322**			**17.621.322**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		4.155.716			4.155.716
02	Gestión Administrativa	750.330	3.313.167			4.063.497
03	Previsión y Protección Social		83.112			83.112
TOTAL		**750.330**	**7.551.995**			**8.302.325**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**42**	**40**		**82**	**1.730.387**	**231.354**	**1.961.741**
Alto Nivel y de Dirección	1			1	21.480		21.480
Directivo	9	3		12	236.183		236.183
Profesional y Técnico	19	5		24	520.522	73.785	594.307
Personal Administrativo	12	14		26	548.237	86.384	634.621
Obrero	1	18		19	403.965	71.185	475.150
Personal Contratado	**20**	**10**		**30**	**887.800**		**887.800**
Profesional y Técnico	20	10		30	887.800		887.800
TOTAL	62	50		112	2.618.187	231.354	2.849.541

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1**		**1**	**83.112**
Empleados	1		1	83.112
TOTAL	1		1	83.112

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	14.133.773
4.02	Materiales, suministros y mercancías	1.608.454
4.03	Servicios no personales	5.218.194
4.04	Activos reales	259.784
4.07	Transferencias y donaciones	3.953.112
4.08	Otros gastos	750.330
	TOTAL	25.923.647

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**25.173.317**
INGRESOS CORRIENTE ORDINARIO	25.173.317
TRANSFERENCIAS CORRIENTES	25.173.317
Transferencias corrientes del sector público	25.173.317
Transferencias corrientes internas recibidas del sector público	25.173.317
De la República	25.173.317
Recursos Ordinarios	25.173.317
1.2 GASTOS CORRIENTES	**25.663.863**
GASTOS DE CONSUMO	21.710.751
Remuneraciones	14.133.773
Sueldos, salarios y otras retribuciones	2.633.194
Beneficios y complementos de sueldos y salarios	6.375.662
Aportes patronales	817.445
Prestaciones sociales y otras indemnizaciones	1.299.977
Asistencia socioeconómica	3.004.745
Otros gastos de personal	2.750
Compra de bienes y servicios	6.826.648
Bienes de consumo	1.608.454
Servicios no personales	5.218.194
Depreciación y amortización	750.330
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.953.112
Al sector privado	1.883.112
Transferencias corrientes al sector privado	1.583.112
Otras transferencias corrientes internas al sector privado	1.583.112
Donaciones corrientes al sector privado	300.000
Donaciones a instituciones sin fines de lucro	300.000
Al sector público	2.070.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Transferencias corrientes al sector público	1.500.000
A los entes descentralizados sin fines empresariales para sus gastos	1.500.000
Donaciones corrientes al sector público	570.000
A los entes descentralizados sin fines empresariales	570.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(490.546)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**259.784**
RECURSOS PROPIOS DE CAPITAL	259.784
Desahorro en Cuenta Corriente	(490.546)
Incremento de la depreciación y amortización acumuladas	750.330
2.2 GASTOS DE CAPITAL	**259.784**
INVERSIÓN REAL DIRECTA	259.784
Formación bruta de capital Fijo	259.784
Maquinaria, equipos y otros bienes muebles	259.784
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

50

Ministerio del Poder Popular para el Deporte

Ministerio del Poder Popular para el Deporte

A0049 Instituto Nacional de Deportes (IND)

A0479 Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jovenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)

A0049

Instituto Nacional de Deportes (IND)

INSTITUTO NACIONAL DE DEPORTES (IND)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Nacional de Deportes fue creado por Decreto Ley No. 164, emitido por la Junta Militar de Gobierno, el 22 de Junio de 1949 y publicado en Gaceta Oficial No. 22.955, quedando finalmente adscrito al Ministerio del Poder Popular par el Deporte recientemente creado bajo Decreto No. 5.022 de fecha 27 de Noviembre del 2006.

El referido Organismo, ejecuta la política deportiva nacional orientándola hacia la universalización de los derechos deportivos de toda la población, a los ejes transversales del deporte de alto rendimiento, al deporte escolar, la inclusión de las personas a la práctica sistemática de actividades físicas, recreativas y para la salud a través de deporte para todos, reparación y mantenimiento de las infraestructuras deportivas y demás espacios, todo ello con la finalidad de dar cumplimiento al Artículo 111 de la Constitución de la República Bolivariana de Venezuela; así mismo su filosofía de gestión se enmarca dentro de la siguiente Misión y Visión:

MISIÓN:

Contribuir con la felicidad suprema, a través de la formación integral de las ciudadanas y ciudadanos de la República Bolivariana de Venezuela, ejecutando Políticas de Estado, tendentes a masificar, promover e inculcar en la población, la practica sistemática y sostenida de la actividad física para la salud, el deporte y la recreación, apoyando para ello las iniciativas del poder popular e instituciones que la promueven, contando con espacios e infraestructura adecuadas, en el marco de una democracia bolivariana, socialista, participativa y protagónica.

VISIÓN:

Ser el referente por excelencia de las instituciones públicas del sector deporte, donde la Política y los Programas, convergen en torno al Poder Popular constituido para desarrollar las acciones que contribuyan a formar ciudadanos y ciudadanas integrales, desde su ámbito regional, transfiriendo para ello los recursos económicos necesarios y poniendo a su servicio nuestro recurso humano.

Con la puesta en marcha de los proyectos se pretende coadyuvar al mejoramiento de la calidad de vida de la población, minimizando la morbilidad cardiovascular, el ocio improductivo, el sedentarismo, contribuir a reducir los actos delictivos, de modo tal de tener una población sana.

Los Proyectos que se ejecutan en el presente ejercicio fiscal y los cuales se describen a continuación, se enmarcan dentro de las Líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013, en consonancia con los lineamientos emanados del Ministerio del Poder Popular para el Deporte.

Para cumplir con este cometido en el Ejercicio Fiscal 2012, el presupuesto de ingresos y fuentes financieras del IND se sitúa en Bs. 1.008.227.067, discriminados en: transferencias para financiar gastos corrientes del sector público por Bs. 999.627.067; Bs. 3.600.000 de depreciación y Bs. 5.000.000 por disminución de bancos.

El presupuesto de gastos y aplicaciones asciende a Bs. 1.008.227.067, distribuidos en gastos corrientes por Bs. 993.502.659 gastos de capital Bs. 9.724.408 y aplicaciones financieras por Bs. 5.000.000 (disminución de pasivos).

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**999.627.067**
INGRESOS CORRIENTES ORDINARIOS	999.627.067
TRANSFERENCIAS CORRIENTES	999.627.067
Transferencias corrientes del sector público	999.627.067
Transferencias corrientes internas recibidas del sector público	999.627.067
De la República	999.627.067
INGRESOS DE CAPITAL	**3.600.000**
RECURSOS PROPIOS DE CAPITAL	3.600.000
Incremento de la depreciación y amortización acumuladas	3.600.000
FUENTES DE FINANCIAMIENTO	**5.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.000.000
Disminución de otros activos financieros	5.000.000
Disminución de disponibilidades	5.000.000
Disminución de Bancos	5.000.000
TOTAL RECURSOS	**1.008.227.067**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**993.502.659**
GASTOS DE CONSUMO	592.910.430
Remuneraciones	234.525.291
Sueldos, salarios y otras retribuciones	41.936.439
Beneficios y complementos de sueldos y salarios	110.093.381
Aportes patronales	8.669.556
Prestaciones sociales y otras indemnizaciones	25.940.402
Asistencia socioeconómica	47.855.513
Otros gastos de personal	30.000
Compra de bienes y servicios	354.785.139
Bienes de consumo	140.451.484
Servicios no personales	214.333.655
Depreciación y amortización	3.600.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	400.592.229
Al sector privado	399.353.273
Transferencias corrientes al sector privado	390.622.637
Directas a personas	181.834.525
Pensiones y otros beneficios asociados	69.419.218
Jubilaciones y otros beneficios asociados	112.375.491
Otras transferencias directas a personas	39.816
Otras transferencias corrientes internas al sector privado	208.788.112
Donaciones corrientes al sector privado	8.730.636
Donaciones a personas	8.624.856
Donaciones a instituciones sin fines de lucro	105.780
Al sector público	1.238.956
Transferencias corrientes al sector público	38.956
A los entes descentralizados sin fines empresariales para sus gastos	38.956
Donaciones corrientes al sector público	1.200.000
A los entes descentralizados sin fines empresariales	1.200.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS DE CAPITAL	**9.724.408**
INVERSIÓN REAL DIRECTA	9.724.408
Formación bruta de capital Fijo	9.704.212
Edificios e instalaciones	3.637.553
Maquinaria, equipos y otros bienes muebles	4.886.435
Construcciones de bienes de dominio privado	53.784
Construcciones de bienes de dominio público	1.126.440
Bienes intangibles	20.196
APLICACIONES FINANCIERAS	**5.000.000**
DISMINUCIÓN DE PASIVOS	5.000.000
Disminución de cuentas y efectos por pagar	5.000.000
Disminución de otras cuentas y efectos por pagar	5.000.000
Disminución de otras cuentas por pagar a corto plazo	5.000.000
TOTAL GASTOS	**1.008.227.067**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113599	Deporte de Alto Rendimiento	Servicio Prestado			3.324		229.753.897			229.753.897
113600	Organización y Apoyo a Eventos Deportivos Nacionales e Internacionales	Evento			229		113.147.050			113.147.050
113620	Medicina y Ciencias Aplicadas al Deporte	Servicio Prestado			12.137		21.433.326			21.433.326
113645	Masificación del Deporte, la Actividad Física y la Educación Física	Apoyo Otorgado			444		138.696.365			138.696.365
113675	Atención y Formación Integral de los y las Atletas	Atleta Atendido			20.548		83.248.606			83.248.606
113682	Expansión, Recuperación y Mantenimiento de Instalaciones Deportivas	Obra			716		183.154.191			183.154.191
TOTAL							**769.433.435**			**769.433.435**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		31.515.617			31.515.617
02	Gestión Administrativa	8.600.000	16.883.306			25.483.306
03	Previsión y Protección Social		181.794.709			181.794.709
TOTAL		**8.600.000**	**230.193.632**			**238.793.632**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**346**	**409**	**188**	**943**	**21.555.618**	**16.748.436**	**38.304.054**
Directivo	27	33	16	76	1.427.392		1.427.392
Profesional y Técnico	134	94	2	230	5.986.440	9.368.874	15.355.314
Personal Administrativo	76	20	145	241	4.556.521	4.290.201	8.846.722
Obrero	109	262	25	396	9.585.265	3.089.361	12.674.626
Personal Contratado	**168**	**199**		**367**	**11.216.497**		**11.216.497**
Profesional y Técnico	168	199		367	11.216.497		11.216.497
TOTAL	**514**	**608**	**188**	**1.310**	**32.772.115**	**16.748.436**	**49.520.551**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**195**	**59**	**254**	**8.419.218**
Obreros	41	22	63	2.088.232
Empleados	154	37	191	6.330.986
Jubilados	**611**	**1.968**	**2.579**	**173.375.491**
Obreros	219	462	681	46.583.532
Empleados	392	1.506	1.898	126.791.959
TOTAL	**806**	**2.027**	**2.833**	**181.794.709**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	234.525.291
4.02	Materiales, suministros y mercancías	140.451.484
4.03	Servicios no personales	214.333.655
4.04	Activos reales	9.724.408
4.07	Transferencias y donaciones	400.592.229
4.08	Otros gastos	3.600.000
4.11	Disminución de pasivos	5.000.000
	TOTAL	**1.008.227.067**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**999.627.067**
INGRESOS CORRIENTE ORDINARIO	999.627.067
TRANSFERENCIAS CORRIENTES	999.627.067
Transferencias corrientes del sector público	999.627.067
Transferencias corrientes internas recibidas del sector público	999.627.067
De la República	999.627.067
Recursos Ordinarios	999.627.067
1.2 GASTOS CORRIENTES	**993.502.659**
GASTOS DE CONSUMO	592.910.430
Remuneraciones	234.525.291
Sueldos, salarios y otras retribuciones	41.936.439
Beneficios y complementos de sueldos y salarios	110.093.381
Aportes patronales	8.669.556
Prestaciones sociales y otras indemnizaciones	25.940.402
Asistencia socioeconómica	47.855.513
Otros gastos de personal	30.000
Compra de bienes y servicios	354.785.139
Bienes de consumo	140.451.484
Servicios no personales	214.333.655
Depreciación y amortización	3.600.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	400.592.229
Al sector privado	399.353.273
Transferencias corrientes al sector privado	390.622.637
Directas a personas	181.834.525
Pensiones y otros beneficios asociados	69.419.218
Jubilaciones y otros beneficios asociados	112.375.491
Otras transferencias directas a personas	39.816
Otras transferencias corrientes internas al sector privado	208.788.112
Donaciones corrientes al sector privado	8.730.636
Donaciones a personas	8.624.856
Donaciones a instituciones sin fines de lucro	105.780
Al sector público	1.238.956

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Transferencias corrientes al sector público	38.956
A los entes descentralizados sin fines empresariales para sus gastos	38.956
Donaciones corrientes al sector público	1.200.000
A los entes descentralizados sin fines empresariales	1.200.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**6.124.408**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**9.724.408**
RECURSOS PROPIOS DE CAPITAL	9.724.408
Ahorro en Cuenta Corriente	6.124.408
Incremento de la depreciación y amortización acumuladas	3.600.000
2.2 GASTOS DE CAPITAL	**9.724.408**
INVERSIÓN REAL DIRECTA	9.724.408
Formación bruta de capital Fijo	9.704.212
Edificios e instalaciones	3.637.553
Maquinaria, equipos y otros bienes muebles	4.886.435
Construcciones de bienes de dominio privado	53.784
Construcciones de bienes de dominio público	1.126.440
Bienes intangibles	20.196
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**5.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.000.000
Disminución de otros activos financieros	5.000.000
Disminución de disponibilidades	5.000.000
Disminución de Bancos	5.000.000
3.2 APLICACIONES FINANCIERAS	**5.000.000**
DISMINUCIÓN DE PASIVOS	5.000.000
Disminución de cuentas y efectos por pagar	5.000.000
Disminución de otras cuentas y efectos por pagar	5.000.000
Disminución de otras cuentas por pagar a corto plazo	5.000.000

A0479

Fundación para la Atención Integral a los Atletas de Alto Rendimiento en Situación de Retiro y Ex-Atletas Jovenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR)

FUNDACIÓN PARA LA ATENCIÓN INTEGRAL A LOS ATLETAS DE ALTO RENDIMIENTO EN SITUACIÓN DE RETIRO Y EX-ATLETAS JOVENES, ADULTOS (AS) Y ADULTOS (AS) MAYORES (FUNDAEXAR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Como parte de la política del Gobierno Revolucionario Bolivariano en materia Deportiva Nacional, el 28 de Enero del Año 2003, nace Fundaexa, como una Fundación para la Atención Integral a las y los Ex –atletas de Alto Rendimiento. Posteriormente, se modificó su forma y pasó a ser una Institución de carácter público adscrita al Instituto Nacional de Deportes (IND), según Decreto N° 4741 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.502 de fecha 17 de Agosto de 2006, con el nombre de Fundación para la Atención Integral a los Atletas en Situación de Retiro y Ex –atletas Jóvenes, Adultos (as) y Adultos (as) Mayores (FUNDAEXAR). Luego, en el año 2009 se adscribe al Ministerio del Poder Popular para el Deporte, mediante Decreto N° 6.670 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.163 de fecha 22 de Abril de 2009.

De acuerdo a lo anterior, la Fundación se sitúa dentro del contexto del Proyecto Nacional Simón Bolívar 2007-2013, en la directriz de la "Suprema Felicidad Social", con el objeto de promover la ética, la cultura y la educación libertadora y solidaria, enmarcada en la estrategia de garantizar una seguridad social universal y solidaria y los mecanismos institucionales del mercado de trabajo, con la política nacional de avanzar en la formación de la nueva estructura social, conjuntamente con el objetivo estratégico institucional de impulsar la nueva ética socialista mediante la concientización y capacitación de las personas que conforman el aparato deportivo, el mejoramiento de sus niveles intelectuales y laboral, la participación de la población a través de unidades de producción social, y la articulación con los órganos del poder público, en particular educación, salud, ciencia y tecnología, para el cumplimiento del mandato constitucional y del plan socialista.

La Fundación tiene como misión y visión en concordancia con el objetivo principal brindar atención integral a las y los Atletas de Alto Rendimiento en situación de retiro y las y los Ex-Atletas Jóvenes, Adultos (as) y Adultos (as) Mayores en áreas educativas, psicológica, socio-económicas, de asesoría legal, deportiva y de recreación, a los fines de preservar sus derechos humanos y fundamentales consagrados en la carta magna.

La distribución del presupuesto se desagrega de la siguiente manera: Proyecto Bs. 1.825.117 y Acciones Centralizadas Bs. 792.578.

Para el ejercicio económico 2012, el presupuesto de ingresos se sitúa en Bs. 2.617.695, discriminados en Bs. 2.607.309 provenientes de transferencias corrientes internas recibidas del sector público y Bs. 10.386 de depreciación.

El presupuesto de gastos asciende a la cantidad de Bs. 2.617.695, distribuidos en gastos corrientes Bs. 2.582.695 y gastos de capital Bs. 35.000.

Los resultados económicos y financieros prevé un ahorro por Bs. 26.614 en la cuenta corriente y un equilibrio en la cuenta capital.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**2.607.309**
INGRESOS CORRIENTES ORDINARIOS	2.607.309
TRANSFERENCIAS CORRIENTES	2.607.309
Transferencias corrientes del sector público	2.607.309
Transferencias corrientes internas recibidas del sector público	2.607.309
De la República	2.607.309
INGRESOS DE CAPITAL	**10.386**
RECURSOS PROPIOS DE CAPITAL	10.386
Incremento de la depreciación y amortización acumuladas	10.386
TOTAL RECURSOS	**2.617.695**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**2.582.695**
GASTOS DE CONSUMO	1.448.695
Remuneraciones	1.187.000
Sueldos, salarios y otras retribuciones	414.400
Beneficios y complementos de sueldos y salarios	484.000
Prestaciones sociales y otras indemnizaciones	158.400
Asistencia socioeconómica	105.000
Otros gastos de personal	25.200
Compra de bienes y servicios	233.157
Bienes de consumo	29.600
Servicios no personales	203.557
Impuestos indirectos	18.152
Depreciación y amortización	10.386
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.134.000
Al sector privado	1.134.000
Donaciones corrientes al sector privado	1.134.000
Donaciones a personas	1.134.000
GASTOS DE CAPITAL	**35.000**
INVERSIÓN REAL DIRECTA	35.000
Formación bruta de capital Fijo	35.000
Maquinaria, equipos y otros bienes muebles	35.000
TOTAL GASTOS	**2.617.695**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113625	Bienestar Social a los y las Ex-atletas de Alto Rendimiento	Atleta Atendido			110		1.825.117			1.825.117
TOTAL							1.825.117			1.825.117

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		650.000			650.000
02	Gestión Administrativa	10.386	132.192			142.578
TOTAL		10.386	782.192			792.578

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**4**	**2**	**2**	**8**	**374.400**		**374.400**
Profesional y Técnico	2	2	1	5	280.800		280.800
Personal Administrativo	2		1	3	93.600		93.600
TOTAL	**4**	**2**	**2**	**8**	**374.400**		**374.400**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	1.187.000
4.02	Materiales, suministros y mercancías	29.600
4.03	Servicios no personales	221.709
4.04	Activos reales	35.000
4.07	Transferencias y donaciones	1.134.000
4.08	Otros gastos	10.386
	TOTAL	**2.617.695**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.607.309**
INGRESOS CORRIENTE ORDINARIO	2.607.309
TRANSFERENCIAS CORRIENTES	2.607.309
Transferencias corrientes del sector público	2.607.309
Transferencias corrientes internas recibidas del sector público	2.607.309
De la República	2.607.309
Recursos Ordinarios	2.607.309
1.2 GASTOS CORRIENTES	**2.582.695**
GASTOS DE CONSUMO	1.448.695
Remuneraciones	1.187.000
Sueldos, salarios y otras retribuciones	414.400
Beneficios y complementos de sueldos y salarios	484.000
Prestaciones sociales y otras indemnizaciones	158.400
Asistencia socioeconómica	105.000
Otros gastos de personal	25.200
Compra de bienes y servicios	233.157
Bienes de consumo	29.600
Servicios no personales	203.557
Impuestos indirectos	18.152
Depreciación y amortización	10.386
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.134.000
Al sector privado	1.134.000
Donaciones corrientes al sector privado	1.134.000
Donaciones a personas	1.134.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**24.614**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**35.000**
RECURSOS PROPIOS DE CAPITAL	35.000
Ahorro en Cuenta Corriente	24.614
Incremento de la depreciación y amortización acumuladas	10.386
2.2 GASTOS DE CAPITAL	**35.000**
INVERSIÓN REAL DIRECTA	35.000
Formación bruta de capital Fijo	35.000
Maquinaria, equipos y otros bienes muebles	35.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

53
Ministerio del Poder Popular para el Comercio

Ministerio del Poder Popular para el Comercio

A0205 Servicio Autónomo Nacional de Normalización, Calidad, Metrología y Reglamentos Técnicos (SENCAMER)
A0828 Servicio Autónomo de la Propiedad Intelectual (SAPI)
A1344 Instituto para la Defensa de las Personas en el Acceso a Bienes y Servicios (INDEPABIS)

A0205

Servicio Autónomo Nacional de Normalización, Calidad, Metrología y Reglamentos Técnicos (SENCAMER)

SERVICIO AUTÓNOMO NACIONAL DE NORMALIZACIÓN, CALIDAD, METROLOGÍA Y REGLAMENTOS TÉCNICOS (SENCAMER)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Servicio Autónomo Nacional de Normalización, Calidad, Metrología y Reglamentos Técnicos (Sencamer), para el año 2012 continuará dando cumplimiento al Sistema Venezolano para la Calidad y la Ley de Metrología, mediante el fortalecimiento de los subsistemas de normalización, metrología, acreditación, certificación y reglamentaciones técnicas y ensayos; asimismo, promoverá el desarrollo de los servicios que presta Sencamer, mediante la evaluación de entes y organismos para la acreditación, la calibración de equipos e instrumentos, la conformación de productos según los reglamentos, además de establecer los parámetros para la acreditación de organismos de evaluación de la conformidad, y evaluar y controlar las autorizaciones de uso de la marca Norven. Igualmente, proseguirá en la adecuación del Sistema Venezolano de Calidad, al nuevo modelo productivo socialista para atender las necesidades y exigencias de las empresas en materia de calidad.

Atendiendo, la política de promoción de la productividad y el planteamiento estratégico de fortalecer los sectores nacionales de manufactura y otros servicios, se contempla la ejecución del proyecto "Fortalecer los sistemas de calidad de Sencamer en el marco del nuevo modelo productivo socialista" para dar cumplimiento a las metas previstas de la gestión institucional en concordancia con las Líneas Generales del Proyecto Nacional Simón Bolívar – Primer Plan Socialista PPS 2007- 2013, en este sentido, se orienta el gasto al fortalecimiento de los subsistemas del sistema de calidad, garantizando los procedimientos y principios de los subsistemas de calidad, para mejorar la capacidad técnica del Estado. Estas metas se alcanzarán mediante la realización de evaluaciones documentales e in situ, de entes y organismos susceptibles de acreditación, aplicación de la evaluación en las áreas legal e industrial de la metrología a los equipos e instrumentos de medición a nivel nacional, procedimientos, para establecer los requisitos que deben cumplir los productos, servicios o procesos a fin de garantizar la salud, seguridad, protección ambiental y evitar practicas que puedan inducir al error. También se plantea la promoción y formación de las organizaciones populares a través de los Comités de Vigilancia de la Calidad Social, a fin de ejercer conjuntamente la soberanía sobre la calidad, conforme al nuevo modelo de producción socialista.

La prestación de los servicios se hará a nivel nacional, a través de operativos y con el apoyo de las unidades desconcentradas de Sencamer.

El presupuesto de ingresos y gastos asciende a Bs. 40.904.873, correspondiendo Bs. 3.088.948 a proyectos y Bs. 37.815.925 a las acciones centralizadas, financiados con transferencias del sector público por Bs. 3.188.948 y Bs. 37.715.925 de ingresos propios.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**36.868.792**
INGRESOS CORRIENTES ORDINARIOS	36.868.792
INGRESOS NO TRIBUTARIOS	13.876.835
Tasas	13.876.835
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	18.428.899
Venta de otros bienes y servicios	18.428.899
INGRESOS DE LA PROPIEDAD	54.678
Intereses	54.678
Intereses internos	54.678
Intereses por depósitos	54.678
TRANSFERENCIAS CORRIENTES	3.188.948
Transferencias corrientes del sector público	3.188.948
Transferencias corrientes internas recibidas del sector público	3.188.948
De la República	3.188.948
OTROS INGRESOS	1.319.432
Otros ingresos ajenos a la operación	1.319.432
FUENTES DE FINANCIAMIENTO	**4.036.081**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.036.081
Disminución de otros activos financieros	4.036.081
Disminución de disponibilidades	4.036.081
Disminución de Bancos	4.036.081
TOTAL RECURSOS	**40.904.873**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**38.712.653**
GASTOS DE CONSUMO	38.687.653
Remuneraciones	30.997.290
Sueldos, salarios y otras retribuciones	7.723.022
Beneficios y complementos de sueldos y salarios	13.642.049
Aportes patronales	919.999
Prestaciones sociales y otras indemnizaciones	2.400.000
Asistencia socioeconómica	6.277.220
Otros gastos de personal	35.000
Compra de bienes y servicios	6.565.185
Bienes de consumo	2.959.253
Servicios no personales	3.605.932
Impuestos indirectos	1.125.178
TRANSFERENCIAS Y DONACIONES CORRIENTES	25.000
Al sector privado	25.000
Transferencias corrientes al sector privado	25.000
Otras transferencias corrientes internas al sector privado	25.000
GASTOS DE CAPITAL	**2.007.220**
INVERSIÓN REAL DIRECTA	2.007.220
Formación bruta de capital Fijo	2.007.220
Maquinaria, equipos y otros bienes muebles	2.007.220
APLICACIONES FINANCIERAS	**185.000**
DISMINUCIÓN DE PASIVOS	185.000
Disminución de cuentas y efectos por pagar	185.000
Disminución de cuentas y efectos por pagar a corto plazo	185.000
Disminución cuentas por pagar a proveedores a corto plazo	185.000
TOTAL GASTOS	**40.904.873**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114550	Fortalecer los sistemas de calidad de Sencamer en el marco del nuevo modelo productivo socialista	Procedimiento			1.965.187		3.088.948			3.088.948
TOTAL							3.088.948			3.088.948

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	29.762.768				29.762.768
02	Gestión Administrativa	7.753.157				7.753.157
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	200.000	100.000			300.000
TOTAL		37.715.925	100.000			37.815.925

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**56**	**86**	**75**	**217**	**4.516.522**	**1.116.784**	**5.633.306**
Directivo	3	4		7	304.357	55.840	360.197
Profesional y Técnico	28	34	54	116	1.937.165	778.427	2.715.592
Personal Administrativo	15	38	21	74	1.925.000	167.517	2.092.517
Obrero	10	10		20	350.000	115.000	465.000
Personal Contratado	**60**	**66**		**126**	**3.206.500**		**3.206.500**
Profesional y Técnico	29	46		75	1.965.780		1.965.780
Personal Administrativo	29	19		48	1.210.720		1.210.720
Obrero	2	1		3	30.000		30.000
TOTAL	**116**	**152**	**75**	**343**	**7.723.022**	**1.116.784**	**8.839.806**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	30.997.290
4.02	Materiales, suministros y mercancías	2.959.253
4.03	Servicios no personales	4.731.110
4.04	Activos reales	2.007.220
4.07	Transferencias y donaciones	25.000
4.11	Disminución de pasivos	185.000
	TOTAL	**40.904.873**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**36.868.792**
INGRESOS CORRIENTES ORDINARIOS	36.868.792
INGRESOS NO TRIBUTARIOS	**13.876.835**
INGRESOS NO TRIBUTARIOS	13.876.835
Tasas	13.876.835
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	18.428.899
Venta de otros bienes y servicios	18.428.899
INGRESOS DE LA PROPIEDAD	54.678
Intereses	54.678
Intereses internos	54.678
Intereses por depósitos	54.678
TRANSFERENCIAS CORRIENTES	3.188.948
Transferencias corrientes del sector público	3.188.948
Transferencias corrientes internas recibidas del sector público	3.188.948
De la República	3.188.948
Ministerio del Poder Popular para el Comercio	3.188.948
Recursos Ordinarios	3.188.948
OTROS INGRESOS	1.319.432
Otros ingresos ajenos a la operación	1.319.432
1.2 GASTOS CORRIENTES	**38.712.653**
GASTOS DE CONSUMO	38.687.653
Remuneraciones	30.997.290
Sueldos, salarios y otras retribuciones	7.723.022
Beneficios y complementos de sueldos y salarios	13.642.049
Aportes patronales	919.999
Prestaciones sociales y otras indemnizaciones	2.400.000
Asistencia socioeconómica	6.277.220
Otros gastos de personal	35.000
Compra de bienes y servicios	6.565.185
Bienes de consumo	2.959.253
Servicios no personales	3.605.932
Impuestos indirectos	1.125.178

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

TRANSFERENCIAS Y DONACIONES CORRIENTES	25.000
Al sector privado	25.000
Transferencias corrientes al sector privado	25.000
Otras transferencias corrientes internas al sector privado	25.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.843.861)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.843.861)**
RECURSOS PROPIOS DE CAPITAL	(1.843.861)
Desahorro en Cuenta Corriente	(1.843.861)
2.2 GASTOS DE CAPITAL	**2.007.220**
INVERSIÓN REAL DIRECTA	2.007.220
Formación bruta de capital Fijo	2.007.220
Maquinaria, equipos y otros bienes muebles	2.007.220
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(3.851.081)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**4.036.081**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.036.081
Disminución de otros activos financieros	4.036.081
Disminución de disponibilidades	4.036.081
Disminución de Bancos	4.036.081
3.2 APLICACIONES FINANCIERAS	**4.036.081**
DISMINUCIÓN DE PASIVOS	185.000
Disminución de cuentas y efectos por pagar	185.000
Disminución de cuentas y efectos por pagar a corto plazo	185.000
Disminución cuentas por pagar a proveedores a corto plazo	185.000
DÉFICIT FINANCIERO	3.851.081

A0828

Servicio Autónomo de la Propiedad Intelectual (SAPI)

SERVICIO AUTÓNOMO DE LA PROPIEDAD INTELECTUAL (SAPI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Servicio Autónomo de la Propiedad Intelectual (SAPI) tiene como visión impulsar las transformaciones en el marco jurídico existente, en materia de derecho de autor, marcas y patentes, a fin de crear un nuevo modelo productivo socialista, que contribuya a la democratización y acceso de las tecnologías y las creaciones artísticas a todo el pueblo venezolano.

Para el ejercicio fiscal 2012, el Servicio tiene programado el desarrollo de cuatro (4) proyectos institucionales:

- Fortalecimiento del servicio de taquillas únicas para la atención integral en propiedad intelectual.
- Promoción y formación en materia de propiedad intelectual para crear, impulsar y dar a conocer el marco legal que regirá la materia.
- Desarrollo de mecanismos alternativos para el acceso a la cultura, conocimiento y tecnología libre.
- Conformar el Servicio de Observatorio, Vigilancia y Seguimiento de la Propiedad Intelectual (SOVISPI).

En tal sentido, se espera que los proyectos presentados contribuyan a disminuir los lapsos de tramitación de los servicios que presta la institución, haciendo más eficiente su desempeño al automatizar buena parte de ellos, lo que redundará en una mejor imagen del servicio y un incremento en los trámites realizados. Igualmente, los elementos de difusión de los temas relacionados con la propiedad intelectual, presentes en algunos de los proyectos a ejecutar, contribuirán de manera significativa al cumplimiento de esta expectativa.

El presupuesto del SAPI asciende a Bs. 42.740.102 y será financiado con ingresos propios que provienen de los servicios que brinda, en cuanto a los trámites y registro de marcas, patentes, derecho de autor y búsquedas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**42.650.102**
INGRESOS CORRIENTES ORDINARIOS	42.650.102
INGRESOS NO TRIBUTARIOS	22.912.190
Tasas	22.912.190
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	14.003.265
Venta de otros bienes y servicios	14.003.265
INGRESOS DE OPERACIÓN	5.734.647
Otros ingresos de operación	5.734.647
INGRESOS DE CAPITAL	**90.000**
RECURSOS PROPIOS DE CAPITAL	90.000
Incremento de la depreciación y amortización acumuladas	90.000
TOTAL RECURSOS	**42.740.102**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**41.386.102**
GASTOS DE CONSUMO	41.286.102
Remuneraciones	32.032.262
Sueldos, salarios y otras retribuciones	5.648.435
Beneficios y complementos de sueldos y salarios	15.981.879
Aportes patronales	1.720.575
Prestaciones sociales y otras indemnizaciones	3.400.633
Asistencia socioeconómica	5.147.240
Otros gastos de personal	133.500
Compra de bienes y servicios	8.208.260
Bienes de consumo	1.717.000
Servicios no personales	6.491.260
Impuestos indirectos	955.580
Depreciación y amortización	90.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	100.000
Al sector privado	50.000
Donaciones corrientes al sector privado	50.000
Donaciones Corrientes a Consejos Comunales	50.000
Al sector externo	50.000
Donaciones corrientes al exterior	50.000
A personas	50.000
GASTOS DE CAPITAL	**1.064.000**
INVERSIÓN REAL DIRECTA	1.064.000
Formación bruta de capital fijo	1.064.000
Maquinaria, equipos y otros bienes muebles	964.000
Construcciones de bienes de dominio privado	100.000
APLICACIONES FINANCIERAS	**290.000**
INVERSIÓN FINANCIERA	90.000
Incremento de otros activos financieros	90.000
Incremento de disponibilidades	90.000
Incremento de bancos	90.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
DISMINUCIÓN DE PASIVOS	200.000
Disminución de cuentas y efectos por pagar	200.000
Disminución de cuentas y efectos por pagar a corto plazo	200.000
Disminución cuentas por pagar a proveedores a corto plazo	200.000
TOTAL GASTOS	**42.740.102**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114852	Desarrollo de mecanismos alternativos para el acceso a la cultura, conocimiento y tecnología libre	Persona Beneficiada			6.000	274.000				274.000
114873	Promoción y formación en materia de propiedad intelectual para crear, impulsar y dar a conocer el marco legal que regirá la materia	Evento			15	1.865.000				1.865.000
115033	Conformar el Servicio de Observatorio, Vigilancia y Seguimiento de la Propiedad Industrial (SOVISPI)	Servicio Prestado			1	355.500				355.500
115178	Fortalecimiento del servicio de taquillas únicas para la atención integral en propiedad intelectual	Sistema de Atención			1	2.020.000				2.020.000
	TOTAL					**4.514.500**				**4.514.500**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	32.802.902				32.802.902
02	Gestión Administrativa	5.422.700				5.422.700
	TOTAL	**38.225.602**				**38.225.602**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**47**	**39**	**79**	**165**	**3.746.115**	**747.513**	**4.493.628**
Alto Nivel y de Dirección		1		1	21.492		21.492
Directivo	5	3	7	15	247.029		247.029
Profesional y Técnico	18	12	48	78	2.071.574	331.141	2.402.715
Personal Administrativo	16	12	18	46	880.887	123.556	1.004.443
Obrero	8	11	6	25	525.133	292.816	817.949
Personal Contratado	**33**	**26**		**59**	**1.727.820**		**1.727.820**
Profesional y Técnico	18	7		25	1.291.500		1.291.500
Personal Administrativo	15	19		34	436.320		436.320
TOTAL	**80**	**65**	**79**	**224**	**5.473.935**	**747.513**	**6.221.448**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	32.032.262
4.02	Materiales, suministros y mercancías	1.717.000
4.03	Servicios no personales	7.446.840
4.04	Activos reales	1.064.000
4.05	Activos financieros	90.000
4.07	Transferencias y donaciones	100.000
4.08	Otros gastos	90.000
4.11	Disminución de pasivos	200.000
	TOTAL	**42.740.102**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**42.650.102**
INGRESOS CORRIENTES ORDINARIOS	42.650.102
INGRESOS NO TRIBUTARIOS	**22.912.190**
INGRESOS NO TRIBUTARIOS	22.912.190
Tasas	22.912.190
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	14.003.265
Venta de otros bienes y servicios	14.003.265
INGRESOS DE OPERACIÓN	5.734.647
Otros ingresos de operación	5.734.647
1.2 GASTOS CORRIENTES	**41.386.102**
GASTOS DE CONSUMO	41.286.102
Remuneraciones	32.032.262
Sueldos, salarios y otras retribuciones	5.648.435
Beneficios y complementos de sueldos y salarios	15.981.879
Aportes patronales	1.720.575
Prestaciones sociales y otras indemnizaciones	3.400.633
Asistencia socioeconómica	5.147.240
Otros gastos de personal	133.500
Compra de bienes y servicios	8.208.260
Bienes de consumo	1.717.000
Servicios no personales	6.491.260
Impuestos indirectos	955.580
Depreciación y amortización	90.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	100.000
Al sector privado	50.000
Donaciones corrientes al sector privado	50.000
Donaciones Corrientes a Consejos Comunales	50.000
Al sector externo	50.000
Donaciones corrientes al exterior	50.000
A personas	50.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.264.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.354.000**
RECURSOS PROPIOS DE CAPITAL	1.354.000
Ahorro en cuenta corriente	1.264.000
Incremento de la depreciación y amortización acumuladas	90.000
2.2 GASTOS DE CAPITAL	**1.064.000**
INVERSIÓN REAL DIRECTA	1.064.000
Formación bruta de capital Fijo	1.064.000
Maquinaria, equipos y otros bienes muebles	964.000
Construcciones de bienes de dominio privado	100.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**290.000**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**290.000**
SUPERÁVIT FINANCIERO	290.000
3.2 APLICACIONES FINANCIERAS	**290.000**
INVERSIÓN FINANCIERA	90.000
Incremento de otros activos financieros	90.000
Incremento de disponibilidades	90.000
Incremento de bancos	90.000
DISMINUCIÓN DE PASIVOS	200.000
Disminución de cuentas y efectos por pagar	200.000
Disminución de cuentas y efectos por pagar a corto plazo	200.000
Disminución cuentas por pagar a proveedores a corto plazo	200.000

A1344

Instituto para la Defensa de las Personas en el Acceso a Bienes y Servicios (INDEPABIS)

INSTITUTO PARA LA DEFENSA DE LAS PERSONAS EN EL ACCESO A BIENES Y SERVICIOS (INDEPABIS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Para el ejercicio económico 2012, el Instituto para la Defensa de las Personas en el Acceso a Bienes y Servicios (Indepabis), adscrito al Ministerio del Poder Popular para el Comercio, ha definido objetivos estratégicos, políticas institucionales y proyectos, con el propósito fundamental de defender, proteger y salvaguardar los derechos e intereses individuales y colectivos, a través de cinco lineamientos o políticas institucionales definidas como: Información, Formación y Organización, Fiscalización e Inspección, Resolución de Conflictos y Fortalecimiento Institucional, en aras de crear, mejorar, modernizar y optimizar una gestión a favor de la profundización de la democracia socio-económica, promoviendo una institución confiable y segura garantizándole a la sociedad, la defensa de los derechos en el acceso a los bienes y servicios.

Cabe destacar, que los proyectos contemplados en el Proyecto de Plan de Presupuesto 2012 se encuentran enmarcados dentro de las grandes Líneas Generales del Proyecto Nacional Simón Bolívar Primer Plan Socialista de PPS 2007-2013 y a las directrices político-estratégicas definidas en el Ley para la Defensa de las Personas en el Acceso a los Bienes y Servicios, publicada en Gaceta Oficial N° 39.358 de fecha 01-02-2010.

En el marco de las políticas institucionales anteriormente descritas, el Instituto tiene previsto desarrollar tres proyectos orientados a impactar áreas estratégicas y prioritarias para el país, los cuales se detallan a continuación:

- Inspección y fiscalización de las cadenas de Producción, Distribución y Comercialización, disminuyendo la especulación y los ilícitos en el acceso a los bienes y servicios.
- Diseño de planes de información y formación, para el fortalecimiento de la organización social y el poder popular en la defensa de las personas en el acceso a los bienes y servicios.
- Creación y puesta en marcha del Sistema Nacional de Resolución de conflictos, en defensa de los derechos en el acceso a los bienes y servicios de los ciudadanos y ciudadanas a nivel nacional.

En tal sentido, para la ejecución de las acciones centralizadas y los tres proyectos mencionados, el presupuesto del INDEPABIS, asciende a la cantidad de Bs. 65.000.000, el cual será financiado con transferencias del Ministerio del Poder Popular para el Comercio por Bs. 61.000.000 e ingresos propios por Bs. 4.000.000.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**61.000.000**
INGRESOS CORRIENTES ORDINARIOS	61.000.000
TRANSFERENCIAS CORRIENTES	61.000.000
Transferencias corrientes del sector público	61.000.000
Transferencias corrientes internas recibidas del sector público	61.000.000
De la República	61.000.000
FUENTES DE FINANCIAMIENTO	**4.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.000.000
Disminución de otros activos financieros	4.000.000
Disminución de disponibilidades	4.000.000
Disminución de Bancos	4.000.000
TOTAL RECURSOS	**65.000.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**63.110.000**
GASTOS DE CONSUMO	63.110.000
Remuneraciones	52.900.964
Sueldos, salarios y otras retribuciones	11.646.792
Beneficios y complementos de sueldos y salarios	15.211.272
Aportes patronales	1.996.176
Prestaciones sociales y otras indemnizaciones	4.063.116
Asistencia socioeconómica	19.983.608
Compra de bienes y servicios	9.317.910
Bienes de consumo	4.183.580
Servicios no personales	5.134.330
Impuestos indirectos	891.126
GASTOS DE CAPITAL	**1.000.000**
INVERSIÓN REAL DIRECTA	1.000.000
Formación bruta de capital Fijo	1.000.000
Maquinaria, equipos y otros bienes muebles	1.000.000
APLICACIONES FINANCIERAS	**890.000**
DISMINUCIÓN DE PASIVOS	890.000
Disminución de cuentas y efectos por pagar	890.000
Disminución de otras cuentas y efectos por pagar	890.000
Disminución de otras cuentas por pagar a corto plazo	890.000
TOTAL GASTOS	**65.000.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114661	Planes de información y formación para el fortalecimiento de la organización social y el poder popular, en la defensa a las personas en el acceso a los bienes y servicios	Ciudadano Formado	9.000	9.000	18.000		4.494.831			4.494.831
114693	Inspección y fiscalización de las cadenas de producción, distribución y comercialización, disminuyendo la especulación y los ilícitos en el acceso a los bienes y servicios	Fiscalización			8.500		24.485.713			24.485.713
114722	Creación y puesta en marcha del Sistema Nacional de Resolución de Conflictos, en defensa de los derechos en el acceso a los bienes y servicios de los ciudadanos y ciudadanas a nivel nacional	Caso Resuelto			6.000		12.747.331			12.747.331
	TOTAL						**41.727.875**			**41.727.875**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		16.272.125			16.272.125
02	Gestión Administrativa	4.000.000	3.000.000			7.000.000
	TOTAL	**4.000.000**	**19.272.125**			**23.272.125**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**122**	**111**		**233**	**3.544.344**	**18.720**	**3.563.064**
Directivo	7	3		10	744.444	4.680	749.124
Profesional y Técnico	34	28		62	494.834	4.680	499.514
Personal Administrativo	73	50		123	1.811.302	4.680	1.815.982
Obrero	8	30		38	493.764	4.680	498.444
Personal Contratado	**216**	**161**		**377**	**8.102.448**	**16.392**	**8.118.840**
Profesional y Técnico	141	101		242	5.384.970	5.464	5.390.434
Personal Administrativo	74	47		121	1.539.732	5.464	1.545.196
Obrero	1	13		14	1.177.746	5.464	1.183.210
TOTAL	**338**	**272**		**610**	**11.646.792**	**35.112**	**11.681.904**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	52.900.964
4.02	Materiales, suministros y mercancías	4.183.580
4.03	Servicios no personales	6.025.456
4.04	Activos reales	1.000.000
4.11	Disminución de pasivos	890.000
	TOTAL	**65.000.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**61.000.000**
INGRESOS CORRIENTES ORDINARIOS	61.000.000
TRANSFERENCIAS CORRIENTES	61.000.000
Transferencias corrientes del sector público	61.000.000
Transferencias corrientes internas recibidas del sector público	61.000.000
De la República	61.000.000
Ministerio del Poder Popular para el Comercio	61.000.000
Recursos Ordinarios	61.000.000
1.2 GASTOS CORRIENTES	**63.110.000**
GASTOS DE CONSUMO	63.110.000
Remuneraciones	52.900.964
Sueldos, salarios y otras retribuciones	11.646.792
Beneficios y complementos de sueldos y salarios	15.211.272
Aportes patronales	1.996.176
Prestaciones sociales y otras indemnizaciones	4.063.116
Asistencia socioeconómica	19.983.608
Compra de bienes y servicios	9.317.910
Bienes de consumo	4.183.580
Servicios no personales	5.134.330
Impuestos indirectos	891.126
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(2.110.000)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(2.110.000)**
RECURSOS PROPIOS DE CAPITAL	(2.110.000)
Desahorro en Cuenta Corriente	(2.110.000)

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**1.000.000**
INVERSIÓN REAL DIRECTA	1.000.000
Formación bruta de capital Fijo	1.000.000
Maquinaria, equipos y otros bienes muebles	1.000.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(3.110.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**4.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.000.000
Disminución de otros activos financieros	4.000.000
Disminución de disponibilidades	4.000.000
Disminución de Bancos	4.000.000
3.2 APLICACIONES FINANCIERAS	**4.000.000**
DISMINUCIÓN DE PASIVOS	890.000
Disminución de cuentas y efectos por pagar	890.000
Disminución de otras cuentas y efectos por pagar	890.000
Disminución de otras cuentas por pagar a corto plazo	890.000
DÉFICIT FINANCIERO	3.110.000

54
Ministerio del Poder Popular para la Salud

Ministerio del Poder Popular para la Salud

A0025 Instituto Autónomo Hospital Universitario de Caracas (HUC)
A0061 Instituto Nacional de Higiene "Rafael Rangel" (INHRR)
A0119 Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)
A0153 Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)
A0181 Servicio Autónomo Instituto de Biomedicina
A0306 Fundación "José Félix Ribas" (FUNDARIBAS)
A0445 Fundación Hospital Cardiológico Infantil Latinoamericano Dr. Gilberto Rodríguez Ochoa
A0446 Fundación Misión Barrio Adentro
A0457 Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)
A0818 Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (CENASAI BOLÍVAR)
A0907 Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"
A0957 Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)
A0991 Servicio Autónomo de Contraloría Sanitaria (SACS)
A1602 Fundación Misión Niño Jesús

A0025

Instituto Autónomo Hospital Universitario de Caracas (HUC)

INSTITUTO AUTÓNOMO HOSPITAL UNIVERSITARIO DE CARACAS (HUC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Autónomo Hospital Universitario de Caracas, es una Institución de salud que abarca los tres niveles de prestación de servicios asistenciales. Tiene una capacidad para 1.200 camas de hospitalización, es centro de referencia en todo el país y algunas naciones vecinas, principalmente para cirugía cardiovascular y neurocirugía. Es una Institución para pre y postgrado de la Facultad de Medicina de la Universidad Central de Venezuela, siendo sede de 35 cursos de Especialización Clínica.

Dentro de la complejidad creciente de la medicina actual, el Hospital Universitario de Caracas mantiene un ritmo constante de progreso, de forma tal que nuestro país puede contar con un centro que sin distingo de la situación económica y social de los pacientes, puede ofrecerles todo lo que la medicina de hoy día puede aportar al hombre enfermo, partiendo del principio de que la salud es un derecho fundamental.

El incremento en la demanda de pacientes del área metropolitana y de todo el país se debe básicamente, por un lado, al aumento considerable de la población, y por otro, a los elevadísimos costos en las clínicas privadas que conllevan a que una gran parte de la población no pueda hacer uso de estas, por lo que también se ven obligados a recurrir al Sistema Público Nacional de Salud (SPNS), donde el Hospital Universitario de Caracas, por su alto prestigio y alta capacidad es destino obligado.

Para el año 2012, se proyecta atender un total de 301.730 pacientes a través de los diferentes servicios médicos que conforman este centro hospitalario en forma oportuna, la realización de estudios especializados como resonancia magnética, tomografía, ultrasonido, laboratorios, radiologías y otros; garantizando así al paciente un servicio médico de calidad y se espera prestar atención médica, quirúrgica al paciente admitido a fin de lograr el bienestar físico y psicológico del mismo.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	**774.587.764**
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	994.989
Venta de otros bienes y servicios	994.989
TRANSFERENCIAS CORRIENTES	773.592.775
Transferencias corrientes del sector público	773.592.775
Transferencias corrientes internas recibidas del sector público	773.592.775
De la República	773.592.775
INGRESOS DE CAPITAL	**1.189.465**
RECURSOS PROPIOS DE CAPITAL	1.189.465
Disminución de existencias	1.189.465
De materias primas, materiales y suministros	1.189.465
FUENTES DE FINANCIAMIENTO	**3.856.070**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.856.070
Disminución de otros activos financieros	3.856.070
Disminución de disponibilidades	3.856.070
Disminución de caja	11.825
Disminución de Bancos	3.844.245
TOTAL RECURSOS	**779.633.299**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**768.238.743**
GASTOS DE CONSUMO	693.436.106
Remuneraciones	609.654.579
Sueldos, salarios y otras retribuciones	224.503.593
Beneficios y complementos de sueldos y salarios	298.803.081
Aportes patronales	18.389.813
Prestaciones sociales y otras indemnizaciones	29.934.296
Asistencia socioeconómica	38.023.796
Compra de bienes y servicios	82.592.062
Bienes de consumo	69.639.010
Servicios no personales	12.953.052
Variación de existencias	1.189.465
TRANSFERENCIAS Y DONACIONES CORRIENTES	74.802.637
Al sector privado	74.692.576
Transferencias corrientes al sector privado	73.992.576
Directas a personas	73.992.576
Pensiones y otros beneficios asociados	3.559.343
Jubilaciones y otros beneficios asociados	70.113.633
Otras transferencias directas a personas	319.600
Donaciones corrientes al sector privado	700.000
Donaciones a personas	700.000
Al sector público	110.061
Transferencias corrientes al sector público	110.061
A instituciones de protección social	110.061
GASTOS DE CAPITAL	**7.538.486**
INVERSIÓN REAL DIRECTA	7.538.486
Formación bruta de capital Fijo	7.538.486
Maquinaria, equipos y otros bienes muebles	7.538.486
APLICACIONES FINANCIERAS	**3.856.070**
DISMINUCIÓN DE PASIVOS	3.856.070
Disminución de cuentas y efectos por pagar	3.856.070
Disminución de cuentas y efectos por pagar a corto plazo	3.856.070
Disminución de aportes patronales y retenciones laborales por pagar	1.437.157

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	1.437.157
Disminución cuentas por pagar a proveedores a corto plazo	2.418.913
TOTAL GASTOS	**779.633.299**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114099	Atención integral, oportuna y gratuita al paciente que ingresa a los diferentes servicios médicos del Hospital Universitario de Caracas.	Paciente Atendido	120.692	181.038	301.730	994.989	541.514.942			542.509.931
TOTAL						994.989	541.514.942			542.509.931

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		141.285.448			141.285.448
02	Gestión Administrativa		17.119.409		3.856.070	20.975.479
03	Previsión y Protección Social		73.672.976			73.672.976
TOTAL			232.077.833		3.856.070	235.933.903

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**3.876**	**2.616**	**644**	**7.136**	**181.753.281**	**37.978.909**	**219.732.190**
Directivo	1	11		12	476.772		476.772
Profesional y Técnico	811	551	180	1.542	39.173.055	12.052.193	51.225.248
Personal Administrativo	409	238	194	841	16.057.165	6.489.643	22.546.808
Personal Médico	621	422	140	1.183	51.273.113		51.273.113
Obrero	2.034	1.394	130	3.558	74.773.176	19.437.073	94.210.249
Personal Contratado	**590**	**427**		**1.017**	**29.939.918**		**29.939.918**
Profesional y Técnico	590	427		1.017	29.939.918		29.939.918
TOTAL	**4.466**	**3.043**	**644**	**8.153**	**211.693.199**	**37.978.909**	**249.672.108**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**97**	**43**	**140**	**3.559.343**
Obreros	52	23	75	1.901.948
Empleados	45	20	65	1.657.395
Jubilados	**1.335**	**572**	**1.907**	**70.113.633**
Obreros	761	326	1.087	45.468.691
Empleados	574	246	820	24.644.942
TOTAL	**1.432**	**615**	**2.047**	**73.672.976**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	609.654.579
4.02	Materiales, suministros y mercancías	69.639.010
4.03	Servicios no personales	12.953.052
4.04	Activos reales	7.538.486
4.07	Transferencias y donaciones	74.802.637
4.11	Disminución de pasivos	3.856.070
	TOTAL	**778.443.834**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**774.587.764**
INGRESOS CORRIENTE ORDINARIO	774.587.764
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	994.989
Venta de otros bienes y servicios	994.989
TRANSFERENCIAS CORRIENTES	773.592.775
Transferencias corrientes del sector público	773.592.775
Transferencias corrientes internas recibidas del sector público	773.592.775
De la República	773.592.775
Recursos Ordinarios	630.309.841
Gestión Fiscal	143.282.934
1.2 GASTOS CORRIENTES	**768.238.743**
GASTOS DE CONSUMO	693.436.106
Remuneraciones	609.654.579
Sueldos, salarios y otras retribuciones	224.503.593
Beneficios y complementos de sueldos y salarios	298.803.081
Aportes patronales	18.389.813
Prestaciones sociales y otras indemnizaciones	29.934.296
Asistencia socioeconómica	38.023.796
Compra de bienes y servicios	82.592.062
Bienes de consumo	69.639.010
Servicios no personales	12.953.052
Variación de existencias	1.189.465
TRANSFERENCIAS Y DONACIONES CORRIENTES	74.802.637
Al sector privado	74.692.576
Transferencias corrientes al sector privado	73.992.576
Directas a personas	73.992.576
Pensiones y otros beneficios asociados	3.559.343
Jubilaciones y otros beneficios asociados	70.113.633
Otras transferencias directas a personas	319.600
Donaciones corrientes al sector privado	700.000
Donaciones a personas	700.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Al sector público	110.061
Transferencias corrientes al sector público	110.061
A instituciones de protección social	110.061
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**6.349.021**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**7.538.486**
RECURSOS PROPIOS DE CAPITAL	7.538.486
Ahorro en Cuenta Corriente	6.349.021
Disminución de existencias	1.189.465
De materias primas, materiales y suministros	1.189.465
2.2 GASTOS DE CAPITAL	**7.538.486**
INVERSIÓN REAL DIRECTA	7.538.486
Formación bruta de capital Fijo	7.538.486
Maquinaria, equipos y otros bienes muebles	7.538.486
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**3.856.070**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	3.856.070
Disminución de otros activos financieros	3.856.070
Disminución de disponibilidades	3.856.070
Disminución de caja	11.825
Disminución de Bancos	3.844.245
3.2 APLICACIONES FINANCIERAS	**3.856.070**
DISMINUCIÓN DE PASIVOS	3.856.070
Disminución de cuentas y efectos por pagar	3.856.070

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de cuentas y efectos por pagar a corto plazo	3.856.070
Disminución de aportes patronales y retenciones laborales por pagar	1.437.157
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	1.437.157
Disminución cuentas por pagar a proveedores a corto plazo	2.418.913

A0061

Instituto Nacional de Higiene "Rafael Rangel" (INHRR)

INSTITUTO NACIONAL DE HIGIENE "RAFAEL RANGEL" (INHRR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Para desarrollar las diferentes actividades, en el año 2012 el Instituto Nacional de Higiene "Rafael Rangel" prevé desarrollar los siguientes proyectos en función del Plan Estratégico Social de Fortalecimiento y Modernización que contempla el Estado venezolano para el Sector Salud:

- Validación de los procesos de producción de vacunas, inmunobiológicos e insumos relacionados.
- Fortalecimiento de la capacidad de diagnóstico e investigación de enfermedades transmisibles de importancia en salud pública, a través del INHRR como centro de referencia nacional y la red de laboratorios de salud pública
- Vigilancia sanitaria de productos de uso y consumo humano
- Fortalecimiento de la capacitación de recurso humano especializado y ampliación de nuevas líneas de investigación a través de programas de extensión y postgrados

En este orden de ideas, de manera específica, dará prioridad al avance de todos los proyectos de obras y a realizar el mantenimiento preventivo y correctivo de todas las instalaciones, equipos científicos y operativos, renovar tecnología en materia de telemática y técnicas avanzadas en materia de investigación.

Instalación, calibración y validación de los diferentes equipos de tecnología avanzada, que permitan producir:

- Vacunas Tradicionales: DPT (difteria, tétano y tosferina), toxoide tetánico, antirrábica.
- Vacunas Mejoradas: vacuna antirrábica en cultivo celular, vacuna tetravalente (difteria, Tétano, tosferina y Hepatitis B)
- Nuevas Vacunas: la pentavalente (difteria, Tétano, tosferina hepatitis B y haemophilus influenza), en función del desarrollo tecnológico de instituciones similares que garanticen la disponibilidad oportuna y la autonomía nacional en el abastecimiento de estos rubros.

Fortalecerá y adecuará el registro de estructura de cargos, de acuerdo a las exigencias de la nueva estructura organizativa e implementará un sistema administrativo automatizado que integre los procesos de recursos humanos, administración y presupuesto, que permitan interconectar las distintas unidades que lo integran, a fin de adecuarse a las nuevas exigencias tecnológicas y legales, mejorando así, los tiempos de respuesta.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**192.780.231**
INGRESOS CORRIENTES ORDINARIOS	192.780.231
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	7.644.816
Venta de otros bienes y servicios	7.644.816
INGRESOS DE LA PROPIEDAD	2.497.666
Intereses	2.497.666
Intereses internos	2.497.666
Intereses por depósitos	2.497.666
TRANSFERENCIAS CORRIENTES	182.637.749
Transferencias corrientes del sector público	182.637.749
Transferencias corrientes internas recibidas del sector público	182.637.749
De la República	182.637.749
INGRESOS DE CAPITAL	**32.840.740**
RECURSOS PROPIOS DE CAPITAL	4.420.079
Incremento de la depreciación y amortización acumuladas	4.420.079
TRANSFERENCIAS Y DONACIONES DE CAPITAL	28.420.661
Transferencias y donaciones de capital del sector público	28.420.661
Transferencias de capital recibidas del sector público	28.420.661
De la República	28.420.661
TOTAL RECURSOS	**225.620.971**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**189.539.952**
GASTOS DE CONSUMO	162.820.186
Remuneraciones	123.898.088
Sueldos, salarios y otras retribuciones	18.619.626
Beneficios y complementos de sueldos y salarios	64.195.413
Aportes patronales	4.193.080
Prestaciones sociales y otras indemnizaciones	6.496.882
Asistencia socioeconómica	27.659.413
Otros gastos de personal	2.733.674
Compra de bienes y servicios	34.502.019
Bienes de consumo	18.783.449
Servicios no personales	15.718.570
Depreciación y amortización	4.420.079
TRANSFERENCIAS Y DONACIONES CORRIENTES	26.719.766
Al sector privado	19.500.000
Transferencias corrientes al sector privado	19.130.940
Directas a personas	18.976.056
Pensiones y otros beneficios asociados	2.738.669
Jubilaciones y otros beneficios asociados	16.237.387
A empresas privadas	154.884
Donaciones corrientes al sector privado	369.060
Donaciones a personas	360.000
Donaciones a instituciones sin fines de lucro	9.060
Al sector público	7.219.766
Donaciones corrientes al sector público	7.219.766
A la República	7.219.766
GASTOS DE CAPITAL	**36.081.019**
INVERSIÓN REAL DIRECTA	36.081.019
Formación bruta de capital Fijo	36.081.019
Edificios e instalaciones	2.011.325
Maquinaria, equipos y otros bienes muebles	7.806.848
Construcciones de bienes de dominio privado	21.198.565
Producción propia (gastos capitalizables)	5.064.281
Remuneraciones	2.951.914

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
Sueldos, salarios y otras retribuciones	2.951.914
Compra de bienes y servicios	2.112.367
Bienes de consumo	1.000.000
Servicios no personales	1.112.367
TOTAL GASTOS	**225.620.971**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113914	Validación de los procesos de producción de vacunas, inmunobiológicos e insumos relacionados.	Proceso			25		64.624.388			64.624.388
113917	Fortalecimiento de la capacidad de diagnóstico e investigación de enfermedades transmisibles de importancia en salud pública, a través del INHRR como centro de referencia nacional y la red de laboratorios de salud pública	Examen			1.459.000		30.322.062			30.322.062
113990	Vigilancia sanitaria de productos de uso y consumo humano	Análisis			82.713		50.114.970			50.114.970
114022	Fortalecimiento de la capacitación de recurso humano especializado y ampliación de nuevas líneas de investigación a través de programas de extensión y postgrados	Persona			716		4.845.397			4.845.397
TOTAL							149.906.817			149.906.817

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		39.991.929			39.991.929
02	Gestión Administrativa	14.562.561	2.183.608			16.746.169
03	Previsión y Protección Social		18.976.056			18.976.056
TOTAL		14.562.561	61.151.593			75.714.154

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**439**	**194**		**633**	**11.630.250**	**4.590.334**	**16.220.584**
Alto Nivel y de Dirección	2	3		5	129.327	63.393	192.720
Directivo	8	1		9	225.420	102.277	327.697
Profesional y Técnico	245	74		319	6.426.517	2.257.190	8.683.707
Personal Administrativo	95	20		115	2.394.924	817.751	3.212.675
Personal Médico	15	5		20	618.253	332.888	951.141
Obrero	74	91		165	1.835.809	1.016.835	2.852.644
Personal Contratado	**108**	**114**		**222**	**7.399.257**		**7.399.257**
Profesional y Técnico	108	114		222	7.399.257		7.399.257
TOTAL	**547**	**308**		**855**	**19.029.507**	**4.590.334**	**23.619.841**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**27**	**9**	**36**	**2.738.669**
Obreros	19	8	27	2.054.002
Empleados	8	1	9	684.667
Jubilados	**140**	**54**	**194**	**16.237.387**
Obreros	20	22	42	3.748.523
Empleados	120	32	152	12.488.864
TOTAL	**167**	**63**	**230**	**18.976.056**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	126.850.002
4.02	Materiales, suministros y mercancías	19.783.449
4.03	Servicios no personales	16.830.937
4.04	Activos reales	31.016.738
4.07	Transferencias y donaciones	26.719.766
4.08	Otros gastos	4.420.079
	TOTAL	**225.620.971**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**192.780.231**
INGRESOS CORRIENTES ORDINARIOS	192.780.231
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	7.644.816
Venta de otros bienes y servicios	7.644.816
INGRESOS DE LA PROPIEDAD	2.497.666
Intereses	2.497.666
Intereses internos	2.497.666
Intereses por depósitos	2.497.666
TRANSFERENCIAS CORRIENTES	182.637.749
Transferencias corrientes del sector público	182.637.749
Transferencias corrientes internas recibidas del sector público	182.637.749
De la República	182.637.749
Recursos Ordinarios	134.503.225
Gestión Fiscal	40.914.758
Proyecto por Endeudamiento	7.219.766
1.2 GASTOS CORRIENTES	**189.539.952**
GASTOS DE CONSUMO	162.820.186
Remuneraciones	123.898.088
Sueldos, salarios y otras retribuciones	18.619.626
Beneficios y complementos de sueldos y salarios	64.195.413
Aportes patronales	4.193.080
Prestaciones sociales y otras indemnizaciones	6.496.882
Asistencia socioeconómica	27.659.413
Otros gastos de personal	2.733.674
Compra de bienes y servicios	34.502.019
Bienes de consumo	18.783.449
Servicios no personales	15.718.570
Depreciación y amortización	4.420.079
TRANSFERENCIAS Y DONACIONES CORRIENTES	26.719.766
Al sector privado	19.500.000
Transferencias corrientes al sector privado	19.130.940

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Directas a personas	18.976.056
Pensiones y otros beneficios asociados	2.738.669
Jubilaciones y otros beneficios asociados	16.237.387
A empresas privadas	154.884
Donaciones corrientes al sector privado	369.060
Donaciones a personas	360.000
Donaciones a instituciones sin fines de lucro	9.060
Al sector público	7.219.766
Donaciones corrientes al sector público	7.219.766
A la República	7.219.766
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.240.279**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**36.081.019**
RECURSOS PROPIOS DE CAPITAL	7.660.358
Ahorro en Cuenta Corriente	3.240.279
Incremento de la depreciación y amortización acumuladas	4.420.079
TRANSFERENCIAS Y DONACIONES DE CAPITAL	28.420.661
Transferencias y donaciones de capital del sector público	28.420.661
Transferencias de capital recibidas del sector público	28.420.661
De la República	28.420.661
2.2 GASTOS DE CAPITAL	**36.081.019**
INVERSIÓN REAL DIRECTA	36.081.019
Formación bruta de capital Fijo	36.081.019
Edificios e instalaciones	2.011.325
Maquinaria, equipos y otros bienes muebles	7.806.848
Construcciones de bienes de dominio privado	21.198.565
Producción propia (gastos capitalizables)	5.064.281
Remuneraciones	2.951.914
Sueldos, salarios y otras retribuciones	2.951.914
Compra de bienes y servicios	2.112.367

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Bienes de consumo	1.000.000
Servicios no personales	1.112.367
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0119

Servicio Autónomo Servicio de Elaboraciones Farmacéuticas (SEFAR)

SERVICIO AUTÓNOMO SERVICIO DE ELABORACIONES FARMACÉUTICAS (SEFAR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

SEFAR es una institución cuyo objetivo es el suministro y producción de medicamentos e insumos para el Sistema Público Nacional de Salud (SPNS). Como Servicio Autónomo adscrito al Ministerio del Poder Popular para la Salud, tiene la misión de garantizar el acceso a medicamentos esenciales de alta calidad, suministrados bajo el esquema de racionalidad terapéutica, a los pacientes atendidos en el Sistema Público Nacional de Salud (SPNS) y el abastecimiento de insumos al más bajo costo.

Para el año 2012, tiene previsto continuar con la ejecución del Proyecto "Producción y Dotación de Medicamentos Genéricos a la Población Venezolana", el cual busca satisfacer la demanda de medicamentos genéricos a través de la producción de productos que cubren patologías clasificadas como emergentes y de alto impacto social a la población.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**154.100.546**
INGRESOS CORRIENTES ORDINARIOS	154.100.546
TRANSFERENCIAS CORRIENTES	154.100.546
Transferencias corrientes del sector público	154.100.546
Transferencias corrientes internas recibidas del sector público	154.100.546
De la República	154.100.546
INGRESOS DE CAPITAL	**6.597.348**
RECURSOS PROPIOS DE CAPITAL	6.597.348
Incremento de la depreciación y amortización acumuladas	6.597.348
FUENTES DE FINANCIAMIENTO	**45.557.951**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	45.557.951
Disminución de otros activos financieros	45.557.951
Disminución de disponibilidades	45.557.951
Disminución de caja	45.557.951
TOTAL RECURSOS	**206.255.845**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**172.093.928**
GASTOS DE CONSUMO	170.687.530
Remuneraciones	84.302.112
Sueldos, salarios y otras retribuciones	24.825.704
Beneficios y complementos de sueldos y salarios	32.505.754
Aportes patronales	4.743.219
Prestaciones sociales y otras indemnizaciones	7.272.497
Asistencia socioeconómica	13.873.737
Otros gastos de personal	1.081.201
Compra de bienes y servicios	79.788.070
Bienes de consumo	39.635.462
Servicios no personales	40.152.608
Depreciación y amortización	6.597.348
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.406.398
Al sector privado	1.406.398
Transferencias corrientes al sector privado	1.056.398
Directas a personas	1.056.398
Jubilaciones y otros beneficios asociados	1.056.398
Donaciones corrientes al sector privado	350.000
Donaciones a personas	350.000
GASTOS DE CAPITAL	**34.161.917**
INVERSIÓN REAL DIRECTA	34.161.917
Formación bruta de capital Fijo	33.981.917
Maquinaria, equipos y otros bienes muebles	25.081.917
Construcciones de bienes de dominio privado	8.900.000
Bienes intangibles	180.000
TOTAL GASTOS	**206.255.845**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114134	Producción y dotación de medicamentos genéricos a la población venezolana	Unidad			16.510.500	23.594.975	107.870.382			131.465.357
TOTAL						23.594.975	107.870.382			131.465.357

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		35.048.498			35.048.498
02	Gestión Administrativa	28.560.324	10.125.268			38.685.592
03	Previsión y Protección Social		1.056.398			1.056.398
TOTAL		28.560.324	46.230.164			74.790.488

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**57**	**65**		**122**	**3.612.227**	**844.225**	**4.456.452**
Alto Nivel y de Dirección		1		1	33.500	26.880	60.380
Directivo	8	4		12	1.120.544	243.201	1.363.745
Profesional y Técnico	18	14		32	627.430	136.176	763.606
Personal Administrativo	12	10		22	334.435	72.585	407.020
Obrero	19	36		55	1.496.318	365.383	1.861.701
Personal Contratado	**258**	**500**		**758**	**21.188.477**		**21.188.477**
Personal Administrativo	187	361		548	15.021.773		15.021.773
Obrero	71	139		210	6.166.704		6.166.704
TOTAL	**315**	**565**		**880**	**24.800.704**	**844.225**	**25.644.929**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**14**	**2**	**16**	**1.056.398**
Obreros	4	1	5	739.478
Empleados	10	1	11	316.920
TOTAL	**14**	**2**	**16**	**1.056.398**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	84.302.112
4.02	Materiales, suministros y mercancías	39.635.462
4.03	Servicios no personales	40.152.608
4.04	Activos reales	34.161.917
4.07	Transferencias y donaciones	1.406.398
4.08	Otros gastos	6.597.348
	TOTAL	**206.255.845**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**154.100.546**
INGRESOS CORRIENTES ORDINARIOS	154.100.546
TRANSFERENCIAS CORRIENTES	154.100.546
Transferencias corrientes del sector público	154.100.546
Transferencias corrientes internas recibidas del sector público	154.100.546
De la República	154.100.546
Recursos Ordinarios	119.019.637
Gestión Fiscal	35.080.909
1.2 GASTOS CORRIENTES	**172.093.928**
GASTOS DE CONSUMO	170.687.530
Remuneraciones	84.302.112
Sueldos, salarios y otras retribuciones	24.825.704
Beneficios y complementos de sueldos y salarios	32.505.754
Aportes patronales	4.743.219
Prestaciones sociales y otras indemnizaciones	7.272.497
Asistencia socioeconómica	13.873.737
Otros gastos de personal	1.081.201
Compra de bienes y servicios	79.788.070
Bienes de consumo	39.635.462
Servicios no personales	40.152.608
Depreciación y amortización	6.597.348
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.406.398
Al sector privado	1.406.398
Transferencias corrientes al sector privado	1.056.398
Directas a personas	1.056.398
Jubilaciones y otros beneficios asociados	1.056.398
Donaciones corrientes al sector privado	350.000
Donaciones a personas	350.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(17.993.382)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(11.396.034)**
RECURSOS PROPIOS DE CAPITAL	(11.396.034)
Desahorro en Cuenta Corriente	(17.993.382)
Incremento de la depreciación y amortización acumuladas	6.597.348
2.2 GASTOS DE CAPITAL	**34.161.917**
INVERSIÓN REAL DIRECTA	34.161.917
Formación bruta de capital Fijo	33.981.917
Maquinaria, equipos y otros bienes muebles	25.081.917
Construcciones de bienes de dominio privado	8.900.000
Bienes intangibles	180.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(45.557.951)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**45.557.951**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	45.557.951
Disminución de otros activos financieros	45.557.951
Disminución de disponibilidades	45.557.951
Disminución de caja	45.557.951
3.2 APLICACIONES FINANCIERAS	**45.557.951**
DÉFICIT FINANCIERO	45.557.951

A0153

Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM)

SERVICIO AUTÓNOMO HOSPITAL UNIVERSITARIO DE MARACAIBO (SAHUM)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El objetivo del Servicio Autónomo Hospital Universitario de Maracaibo (SAHUM) es proporcionar servicios de salud a la población del área de influencia y demandante del Hospital en los aspectos preventivos, curativos, promoción y rehabilitación de los grupos de usuarios con ayuda de los servicios auxiliares y de apoyo al diagnóstico.

En este sentido, para el año 2012 ejecutará el Proyecto "Atención Integral a los Pacientes que Acuden a los Servicios Prestados por el Servicio Autónomo Hospital Universitario de Maracaibo" el cual tiene como objetivo incrementar el nivel de atención en las diferentes patologías de los pacientes que acuden al Organismo con una meta estimada de 265.860 pacientes.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**647.680.138**
INGRESOS CORRIENTES ORDINARIOS	647.680.138
TRANSFERENCIAS CORRIENTES	647.680.138
Transferencias corrientes del sector público	647.680.138
Transferencias corrientes internas recibidas del sector público	647.680.138
De la República	647.680.138
INGRESOS DE CAPITAL	**1.533.954**
RECURSOS PROPIOS DE CAPITAL	1.533.954
Incremento de la depreciación y amortización acumuladas	1.533.954
TOTAL RECURSOS	**649.214.092**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**633.874.549**
GASTOS DE CONSUMO	633.874.549
Remuneraciones	389.585.200
Sueldos, salarios y otras retribuciones	120.444.025
Beneficios y complementos de sueldos y salarios	170.749.662
Aportes patronales	9.252.790
Prestaciones sociales y otras indemnizaciones	36.423.665
Asistencia socioeconómica	49.685.512
Otros gastos de personal	3.029.546
Compra de bienes y servicios	242.755.395
Bienes de consumo	209.773.995
Servicios no personales	32.981.400
Depreciación y amortización	1.533.954
GASTOS DE CAPITAL	**15.339.543**
INVERSIÓN REAL DIRECTA	15.339.543
Formación bruta de capital Fijo	15.339.543
Maquinaria, equipos y otros bienes muebles	12.339.543
Construcciones de bienes de dominio privado	3.000.000
TOTAL GASTOS	**649.214.092**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114012	Atención integral oportuna y gratuita a los pacientes que acuden a los servicios prestados por el Servicio Autónomo Hospital Universitario de Maracaibo.	Paciente Atendido	176.728	173.088	265.860		453.376.097			453.376.097
TOTAL							**453.376.097**			**453.376.097**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		81.963.533			81.963.533
02	Gestión Administrativa	1.533.954	112.340.508			113.874.462
03	Previsión y Protección Social					
TOTAL		**1.533.954**	**194.304.041**			**195.837.995**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.657**	**805**		**2.462**	**60.169.244**	**8.572.928**	**68.742.172**
Directivo	1	1		2	59.266	7.924	67.190
Profesional y Técnico	480	176		656	19.439.134	2.599.220	22.038.354
Personal Administrativo	87	29		116	3.437.408	459.618	3.897.026
Personal Médico	278	106		384	11.379.004	1.521.494	12.900.498
Obrero	811	493		1.304	25.854.432	3.984.672	29.839.104
Personal Contratado	**981**	**907**		**1.888**	**39.406.399**		**39.406.399**
Profesional y Técnico	263	193		456	13.701.080		13.701.080
Personal Administrativo	176	153		329	3.870.362		3.870.362
Personal Médico	211	177		388	8.437.390		8.437.390
Obrero	331	384		715	13.397.567		13.397.567
TOTAL	**2.638**	**1.712**		**4.350**	**99.575.643**	**8.572.928**	**108.148.571**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	389.585.200
4.02	Materiales, suministros y mercancías	209.773.995
4.03	Servicios no personales	32.981.400
4.04	Activos reales	15.339.543
4.08	Otros gastos	1.533.954
	TOTAL	**649.214.092**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**647.680.138**
INGRESOS CORRIENTES ORDINARIOS	647.680.138
TRANSFERENCIAS CORRIENTES	647.680.138
Transferencias corrientes del sector público	647.680.138
Transferencias corrientes internas recibidas del sector público	647.680.138
De la República	647.680.138
Recursos Ordinarios	527.722.290
Gestión Fiscal	119.957.818
1.2 GASTOS CORRIENTES	**633.874.549**
GASTOS DE CONSUMO	633.874.549
Remuneraciones	389.585.200
Sueldos, salarios y otras retribuciones	120.444.025
Beneficios y complementos de sueldos y salarios	170.749.662
Aportes patronales	9.252.790
Prestaciones sociales y otras indemnizaciones	36.423.665
Asistencia socioeconómica	49.685.512
Otros gastos de personal	3.029.546
Compra de bienes y servicios	242.755.395
Bienes de consumo	209.773.995
Servicios no personales	32.981.400
Depreciación y amortización	1.533.954
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**13.805.589**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**15.339.543**
RECURSOS PROPIOS DE CAPITAL	15.339.543
Ahorro en Cuenta Corriente	13.805.589
Incremento de la depreciación y amortización acumuladas	1.533.954
2.2 GASTOS DE CAPITAL	**15.339.543**
INVERSIÓN REAL DIRECTA	15.339.543

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Formación bruta de capital Fijo	15.339.543
Maquinaria, equipos y otros bienes muebles	12.339.543
Construcciones de bienes de dominio privado	3.000.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0181

Servicio Autónomo Instituto de Biomedicina

SERVICIO AUTÓNOMO INSTITUTO DE BIOMEDICINA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Considerando que la salud es uno de los derechos sociales fundamentales consagrados en la carta magna, la cual establece que el Sistema Público Nacional de Salud dará prioridad a la promoción de la salud y a la prevención de las enfermedades, garantizando el tratamiento oportuno y rehabilitación de calidad; se destaca la importancia de la permanencia de instituciones que acometan esta estratégica labor y es allí, donde el Servicio Autónomo Instituto de Biomedicina (SAIB) cobra un sentido significativo para el país, con proyección internacional.

Es de hacer notar que este Servicio Autónomo adscrito al Ministerio del Poder Popular para la Salud funciona como centro para la investigación y adiestramiento en lepra y enfermedades tropicales de la Organización Mundial de la Salud (**OMS**) y es responsable desde el punto de vista normativo y de apoyo logístico, de los servicios de dermatología sanitaria distribuidos a escala nacional.

En este sentido, el SAIB realiza el estudio y control de enfermedades endémicas, desde el punto de vista asistencial y epidemiológico, asociado al desarrollo de la docencia y la investigación científica, enmarcando su acción en las siguientes áreas:

- Enfermedades endémicas (lepra, leishmaniasis, oncosercosis, chagas, micosis, enfermedades gastrointestinales de la infancia, parasitosis, psoriasis, alergias, cáncer de la piel, trastornos pigmentarios, dermatología general y cirugía dermatológica)
- Otros problemas de salud (tuberculosis, dengue y otras enfermedades virales)
- Desarrollo de importantes estudios e investigaciones científicas en áreas de apoyo técnico en salud (epidemiología, sistemas de información en salud, sistemas de información geográfica, gerencia en salud y salud internacional)
- Programas de pregrado y de postgrado (especializaciones, maestría y proyectos de doctorado en ciencias biomédicas).

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**33.894.340**
INGRESOS CORRIENTES ORDINARIOS	33.894.340
TRANSFERENCIAS CORRIENTES	33.237.013
Transferencias corrientes del sector público	33.237.013
Transferencias corrientes internas recibidas del sector público	33.237.013
De la República	33.237.013
OTROS INGRESOS	657.327
Otros ingresos ordinarios	657.327
INGRESOS DE CAPITAL	**69.707**
RECURSOS PROPIOS DE CAPITAL	69.707
Incremento de la depreciación y amortización acumuladas	69.707
TOTAL RECURSOS	**33.964.047**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**33.266.977**
GASTOS DE CONSUMO	33.266.977
Remuneraciones	27.097.635
Sueldos, salarios y otras retribuciones	6.868.653
Beneficios y complementos de sueldos y salarios	11.508.463
Aportes patronales	1.405.228
Prestaciones sociales y otras indemnizaciones	3.670.810
Asistencia socioeconómica	3.644.481
Compra de bienes y servicios	6.099.635
Bienes de consumo	2.825.615
Servicios no personales	3.274.020
Depreciación y amortización	69.707
GASTOS DE CAPITAL	**697.070**
INVERSIÓN REAL DIRECTA	697.070
Formación bruta de capital Fijo	697.070
Maquinaria, equipos y otros bienes muebles	697.070
TOTAL GASTOS	**33.964.047**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114019	Atención integral a los pacientes con enfermedades endémicas y dermatológicas en el ámbito nacional	Paciente Atendido	24.000	24.000	48.000		23.265.909			23.265.909
TOTAL							23.265.909			23.265.909

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	357.307	9.971.104			10.328.411
02	Gestión Administrativa	369.727				369.727
03	Previsión y Protección Social					
TOTAL		727.034	9.971.104			10.698.138

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**104**	**83**	**20**	**207**	**5.583.520**	**1.973.976**	**7.557.496**
Directivo		1		1	73.584		73.584
Profesional y Técnico	36	29	8	73	1.877.465	914.682	2.792.147
Personal Administrativo	27	9	1	37	768.655	458.871	1.227.526
Personal de Investigación	5	4	2	11	316.444	153.967	470.411
Personal Médico	8	7	5	20	1.119.515		1.119.515
Obrero	28	33	4	65	1.427.857	446.456	1.874.313
Personal Contratado	**26**	**13**	**8**	**47**	**1.285.133**		**1.285.133**
Profesional y Técnico	16	4	1	21	556.383		556.383
Personal Administrativo	5			5	103.029		103.029
Personal de Investigación	2	5		7	184.493		184.493
Personal Médico	1	2	2	5	257.388		257.388
Obrero	2	2	5	9	183.840		183.840
TOTAL	**130**	**96**	**28**	**254**	**6.868.653**	**1.973.976**	**8.842.629**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	27.097.635
4.02	Materiales, suministros y mercancías	2.825.615
4.03	Servicios no personales	3.274.020
4.04	Activos reales	697.070
4.08	Otros gastos	69.707
	TOTAL	**33.964.047**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**33.894.340**
INGRESOS CORRIENTES ORDINARIOS	33.894.340
TRANSFERENCIAS CORRIENTES	33.237.013
Transferencias corrientes del sector público	33.237.013
Transferencias corrientes internas recibidas del sector público	33.237.013
De la República	33.237.013
Recursos Ordinarios	26.748.994
Gestión Fiscal	6.488.019
OTROS INGRESOS	657.327
Otros ingresos ordinarios	657.327
1.2 GASTOS CORRIENTES	**33.266.977**
GASTOS DE CONSUMO	33.266.977
Remuneraciones	27.097.635
Sueldos, salarios y otras retribuciones	6.868.653
Beneficios y complementos de sueldos y salarios	11.508.463
Aportes patronales	1.405.228
Prestaciones sociales y otras indemnizaciones	3.670.810
Asistencia socioeconómica	3.644.481
Compra de bienes y servicios	6.099.635
Bienes de consumo	2.825.615
Servicios no personales	3.274.020
Depreciación y amortización	69.707
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**627.363**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**697.070**
RECURSOS PROPIOS DE CAPITAL	697.070
Ahorro en Cuenta Corriente	627.363
Incremento de la depreciación y amortización acumuladas	69.707

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**697.070**
INVERSIÓN REAL DIRECTA	697.070
Formación bruta de capital Fijo	697.070
Maquinaria, equipos y otros bienes muebles	697.070
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0306

Fundación "José Félix Ribas" (FUNDARIBAS)

FUNDACIÓN "JOSÉ FÉLIX RIBAS" (FUNDARIBAS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación fue creada en 1986 y tiene por objeto "el funcionamiento, mantenimiento y financiamiento de las comunidades terapéuticas, prevención, rehabilitación e investigación científica sobre el uso de modo inadecuado, abusivo y fuera de la prescripción facultativa, de sustancias estupefacientes y psicotrópicas".

La Institución desarrolla:

Tratamiento: Tiene como objetivo planificar, ejecutar y desarrollar programas y acciones de asistencia integral, dirigidas al sector de la población afectada por el uso y abuso de drogas. Las acciones están dirigidas a:

- Brindar asistencia integral al sector de la población afectada por el consumo de sustancias estupefacientes y psicotrópicas.
- Incorporar a la familia del consumidor en el sistema de asistencia integral, a objeto de mantener la recuperación y promover la salud familiar.
- Ofrecer a los usuarios asistencia integral a través de diversas técnicas que permitan la atención en los diferentes niveles de salud.
- Registrar y sistematizar la información sobre la población atendida, su volumen y características, así como evaluar los procedimientos y procesos de tratamiento para ajustar los programas.
- Orientar el tratamiento hacia la ejecución de un proyecto de vida personal, coherente con el logro de unas condiciones de vida satisfactorias.
- Constituir una red institucional de tratamiento, rehabilitación y reinserción social que de respuesta a las necesidades de los usuarios y sus familiares.

Prevención: Tiene por objetivo intervenir en grupos, comunidades e instituciones, con la finalidad de mejorar la calidad de vida de la población a través de estrategias preventivas que permitan el abordaje del problema del consumo de drogas. Las acciones están dirigidas a:

- Formar y capacitar multiplicadores en materia de prevención integral ante las drogas.
- Promover en la población prácticas alternativas que contrasten los factores de riesgo y desarrollen estilos de vida positivos, saludables y autónomos.
- Promover el desarrollo y consolidación de una red de prevención integral a nivel nacional.

Para el año 2012 tiene planificado ejecutar el proyecto "Prevención, atención, tratamiento, rehabilitación e inclusión social de niños, niñas, adolescentes y adultos con problemas de adicción", para lo cual estima atender 13.300 pacientes, de los cuales 3.325 son femeninos y 9.975 masculinos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**41.400.750**
INGRESOS CORRIENTES ORDINARIOS	41.400.750
TRANSFERENCIAS CORRIENTES	41.400.750
Transferencias corrientes del sector público	41.400.750
Transferencias corrientes internas recibidas del sector público	41.400.750
De la República	41.400.750
INGRESOS DE CAPITAL	**306.100**
RECURSOS PROPIOS DE CAPITAL	306.100
Incremento de la depreciación y amortización acumuladas	306.100
TOTAL RECURSOS	**41.706.850**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**41.478.954**
GASTOS DE CONSUMO	41.218.954
Remuneraciones	24.458.141
Sueldos, salarios y otras retribuciones	9.033.229
Beneficios y complementos de sueldos y salarios	9.485.458
Aportes patronales	1.222.585
Prestaciones sociales y otras indemnizaciones	1.957.617
Asistencia socioeconómica	2.759.252
Compra de bienes y servicios	16.454.713
Bienes de consumo	8.990.113
Servicios no personales	7.464.600
Depreciación y amortización	306.100
TRANSFERENCIAS Y DONACIONES CORRIENTES	260.000
Al sector privado	260.000
Transferencias corrientes al sector privado	260.000
Directas a personas	260.000
Jubilaciones y otros beneficios asociados	260.000
GASTOS DE CAPITAL	**171.412**
INVERSIÓN REAL DIRECTA	171.412
Formación bruta de capital Fijo	171.412
Maquinaria, equipos y otros bienes muebles	171.412
APLICACIONES FINANCIERAS	**56.484**
DISMINUCIÓN DE PASIVOS	56.484
Disminución de cuentas y efectos por pagar	56.484
Disminución de otras cuentas y efectos por pagar	56.484
Disminución de otras cuentas por pagar a corto plazo	56.484
TOTAL GASTOS	**41.706.850**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114011	Prevención, atención, tratamiento, rehabilitación e inclusión social de niños, niñas, adolescentes y adultos con problemas de adicción	Paciente Atendido	3.325	9.975	13.300		28.980.525			28.980.525
TOTAL							**28.980.525**			**28.980.525**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		9.235.225			9.235.225
02	Gestión Administrativa	306.100	2.925.000			3.231.100
03	Previsión y Protección Social			260.000		260.000
TOTAL		**306.100**	**12.160.225**	**260.000**		**12.726.325**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**121**	**78**		**199**	**6.154.415**	**1.515.774**	**7.670.189**
Altos Funcionarios y de Elección Popular		1		1	108.000	65.052	173.052
Alto Nivel y de Dirección	1			1	78.000	44.952	122.952
Directivo	15	13		28	1.581.000	356.607	1.937.607
Profesional y Técnico	37	17		54	1.653.897	434.197	2.088.094
Personal Administrativo	52	38		90	2.099.936	460.862	2.560.798
Personal Médico	8	2		10	342.636	83.580	426.216
Obrero	8	7		15	290.946	70.524	361.470
Personal Contratado	**25**	**23**		**48**	**1.121.841**		**1.121.841**
Directivo		1		1	60.000		60.000
Profesional y Técnico	10	1		11	361.523		361.523
Personal Administrativo	8	5		13	255.204		255.204
Personal Médico		1		1	36.384		36.384
Obrero	7	15		22	408.730		408.730
TOTAL	**146**	**101**		**247**	**7.276.256**	**1.515.774**	**8.792.030**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**5**	**2**	**7**	**260.000**
Empleados	4	1	5	186.331
Docentes	1	1	2	73.669
TOTAL	**5**	**2**	**7**	**260.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	24.458.141
4.02	Materiales, suministros y mercancías	8.990.113
4.03	Servicios no personales	7.464.600
4.04	Activos reales	171.412
4.07	Transferencias y donaciones	260.000
4.08	Otros gastos	306.100
4.11	Disminución de pasivos	56.484
	TOTAL	**41.706.850**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**41.400.750**
INGRESOS CORRIENTES ORDINARIOS	41.400.750
TRANSFERENCIAS CORRIENTES	41.400.750
Transferencias corrientes del sector público	41.400.750
Transferencias corrientes internas recibidas del sector público	41.400.750
De la República	41.400.750
Recursos Ordinarios	37.043.209
Gestión Fiscal	4.357.541
1.2 GASTOS CORRIENTES	**41.478.954**
GASTOS DE CONSUMO	41.218.954
Remuneraciones	24.458.141
Sueldos, salarios y otras retribuciones	9.033.229
Beneficios y complementos de sueldos y salarios	9.485.458
Aportes patronales	1.222.585
Prestaciones sociales y otras indemnizaciones	1.957.617
Asistencia socioeconómica	2.759.252
Compra de bienes y servicios	16.454.713
Bienes de consumo	8.990.113
Servicios no personales	7.464.600
Depreciación y amortización	306.100
TRANSFERENCIAS Y DONACIONES CORRIENTES	260.000
Al sector privado	260.000
Transferencias corrientes al sector privado	260.000
Directas a personas	260.000
Jubilaciones y otros beneficios asociados	260.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(78.204)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**227.896**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
RECURSOS PROPIOS DE CAPITAL	227.896
Desahorro en Cuenta Corriente	(78.204)
Incremento de la depreciación y amortización acumuladas	306.100
2.2 GASTOS DE CAPITAL	**171.412**
INVERSIÓN REAL DIRECTA	171.412
Formación bruta de capital Fijo	171.412
Maquinaria, equipos y otros bienes muebles	171.412
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**56.484**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**56.484**
SUPERÁVIT FINANCIERO	56.484
3.2 APLICACIONES FINANCIERAS	**56.484**
DISMINUCIÓN DE PASIVOS	56.484
Disminución de cuentas y efectos por pagar	56.484
Disminución de otras cuentas y efectos por pagar	56.484
Disminución de otras cuentas por pagar a corto plazo	56.484

A0445

Fundación Hospital Cardiológico Infantil Latinoamericano Dr. Gilberto Rodríguez Ochoa

FUNDACIÓN HOSPITAL CARDIOLÓGICO INFANTIL LATINOAMERICANO DR. GILBERTO RODRÍGUEZ OCHOA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Hospital Cardiológico Infantil Latinoamericano "Dr. Gilberto Rodríguez Ochoa", tiene como actividad principal la atención medico-quirúrgica a niños, niñas y adolescentes con cardiopatías congénitas y/o adquiridas en el ámbito nacional e internacional.

Para el año 2012 orienta su gestión a continuar con la ejecución del Proyecto "Atención Integral Médico-quirúrgico a la Población Infantil y Adolescente con Patología Cardiovascular Congénita y/o Adquirida a Nivel Nacional e Internacional", el cual tiene como objetivo brindar atención integral a través de consultas especializadas y atención quirúrgica o intervencionista a niños, niñas y adolescentes con patologías cardiovasculares. La meta para 2012 es atender a 1.180 pacientes.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**72.208.811**
INGRESOS CORRIENTES ORDINARIOS	72.208.811
TRANSFERENCIAS CORRIENTES	72.208.811
Transferencias corrientes del sector público	72.208.811
Transferencias corrientes internas recibidas del sector público	72.208.811
De la República	72.208.811
INGRESOS DE CAPITAL	**3.676.891**
RECURSOS PROPIOS DE CAPITAL	3.676.891
Incremento de la depreciación y amortización acumuladas	3.676.891
FUENTES DE FINANCIAMIENTO	**21.721.509**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	21.721.509
Disminución de otros activos financieros	21.721.509
Disminución de disponibilidades	21.721.509
Disminución de caja	21.721.509
TOTAL RECURSOS	**97.607.211**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**95.599.830**
GASTOS DE CONSUMO	94.750.774
Remuneraciones	49.649.645
Sueldos, salarios y otras retribuciones	24.464.688
Beneficios y complementos de sueldos y salarios	16.706.353
Aportes patronales	1.798.760
Prestaciones sociales y otras indemnizaciones	4.455.804
Asistencia socioeconómica	2.197.820
Otros gastos de personal	26.220
Compra de bienes y servicios	36.490.991
Bienes de consumo	24.111.921
Servicios no personales	12.379.070
Impuestos indirectos	4.933.247
Depreciación y amortización	3.676.891
TRANSFERENCIAS Y DONACIONES CORRIENTES	849.056
Al sector privado	705.091
Transferencias corrientes al sector privado	10.050
Otras transferencias corrientes internas al sector privado	10.050
Donaciones corrientes al sector privado	695.041
Donaciones a personas	556.997
Donaciones a instituciones sin fines de lucro	138.044
Al sector público	143.965
Donaciones corrientes al sector público	143.965
A los entes descentralizados sin fines empresariales	143.965
GASTOS DE CAPITAL	**2.007.381**
INVERSIÓN REAL DIRECTA	2.007.381
Formación bruta de capital Fijo	1.990.632
Maquinaria, equipos y otros bienes muebles	1.990.632
Bienes intangibles	16.749
TOTAL GASTOS	**97.607.211**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113946	Atención integral médico-quirúrgica a la población infantil y adolescentes con patologia cardiovascular congénita y/o adquirida a nivel nacional e internacional.	Paciente Atendido	531	649	1.180	19.462.789	50.546.168			70.008.957
TOTAL						**19.462.789**	**50.546.168**			**70.008.957**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		13.798.462			13.798.462
02	Gestión Administrativa	5.935.611	7.864.181			13.799.792
03	Previsión y Protección Social					
	TOTAL	**5.935.611**	**21.662.643**			**27.598.254**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**315**	**119**		**434**	**18.214.935**		**18.214.935**
Alto Nivel y de Dirección	2			2	180.328		180.328
Directivo	4	5		9	437.158		437.158
Profesional y Técnico	220	70		290	8.085.610		8.085.610
Personal Administrativo	46	23		69	3.843.807		3.843.807
Personal Docente	3			3	169.399		169.399
Personal Médico	24	12		36	4.105.646		4.105.646
Personal Policial	16	9		25	1.392.987		1.392.987
Personal Contratado	**47**	**39**		**86**	**5.352.154**		**5.352.154**
Profesional y Técnico	25	25		50	2.455.801		2.455.801
Personal Administrativo	14	6		20	950.543		950.543
Personal Médico	8	8		16	1.945.810		1.945.810
TOTAL	**362**	**158**		**520**	**23.567.089**		**23.567.089**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	49.649.645
4.02	Materiales, suministros y mercancías	24.111.921
4.03	Servicios no personales	17.312.317
4.04	Activos reales	2.007.381
4.07	Transferencias y donaciones	849.056
4.08	Otros gastos	3.676.891
	TOTAL	**97.607.211**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**72.208.811**
INGRESOS CORRIENTES ORDINARIOS	72.208.811
TRANSFERENCIAS CORRIENTES	72.208.811
Transferencias corrientes del sector público	72.208.811
Transferencias corrientes internas recibidas del sector público	72.208.811
De la República	72.208.811
Recursos Ordinarios	58.142.075
Gestión Fiscal	14.066.736
1.2 GASTOS CORRIENTES	**95.599.830**
GASTOS DE CONSUMO	94.750.774
Remuneraciones	49.649.645
Sueldos, salarios y otras retribuciones	24.464.688
Beneficios y complementos de sueldos y salarios	16.706.353
Aportes patronales	1.798.760
Prestaciones sociales y otras indemnizaciones	4.455.804
Asistencia socioeconómica	2.197.820
Otros gastos de personal	26.220
Compra de bienes y servicios	36.490.991
Bienes de consumo	24.111.921
Servicios no personales	12.379.070
Impuestos indirectos	4.933.247
Depreciación y amortización	3.676.891
TRANSFERENCIAS Y DONACIONES CORRIENTES	849.056
Al sector privado	705.091
Transferencias corrientes al sector privado	10.050
Otras transferencias corrientes internas al sector privado	10.050
Donaciones corrientes al sector privado	695.041
Donaciones a personas	556.997
Donaciones a instituciones sin fines de lucro	138.044
Al sector público	143.965
Donaciones corrientes al sector público	143.965
A los entes descentralizados sin fines empresariales	143.965

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(23.391.019)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(19.714.128)**
RECURSOS PROPIOS DE CAPITAL	(19.714.128)
Desahorro en Cuenta Corriente	(23.391.019)
Incremento de la depreciación y amortización acumuladas	3.676.891
2.2 GASTOS DE CAPITAL	**2.007.381**
INVERSIÓN REAL DIRECTA	2.007.381
Formación bruta de capital Fijo	1.990.632
Maquinaria, equipos y otros bienes muebles	1.990.632
Bienes intangibles	16.749
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(21.721.509)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**21.721.509**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	21.721.509
Disminución de otros activos financieros	21.721.509
Disminución de disponibilidades	21.721.509
Disminución de caja	21.721.509
3.2 APLICACIONES FINANCIERAS	**21.721.509**
DÉFICIT FINANCIERO	21.721.509

A0446

Fundación Misión Barrio Adentro

FUNDACIÓN MISIÓN BARRIO ADENTRO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación, creada mediante Decreto N° 4.382 de fecha 22 de marzo de 2006, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.404 del 23/03/2006, persigue como objetivo la gestión de los procesos administrativos, a fin de desarrollar los planes y proyectos que permitan mejorar la calidad de vida y salud de los venezolanos y venezolanas para la implementación de la Misión Barrio Adentro.

Para el año 2012 tiene proyectado continuar ejecutando los siguientes Proyectos:

- Atención odontológica integral a la población venezolana, tiene como objetivo brindar atención odontológica a personas excluidas con enfermedades periodontales, caries, mal oclusión, lesiones y patologías bucales, a través de la curación integral y rehabilitación protésica del sistema estomatognático, con reposición de las condiciones funcionales, estéticas y prevención.

- Fortalecimiento de los Consultorios Populares en Barrio Adentro I a Nivel Nacional, que persigue garantizar la atención integral, gratuita y oportuna a las personas que requieren atención de primer nivel mediante el fortalecimiento de los Consultorios Populares.

- Consolidación de la Red Ambulatoria Convencional (Centros de Diagnóstico Integral, Salas de Rehabilitación Integral y Centros de Alta Tecnología), en el marco de Barrio Adentro II, tiene proyectado garantizar la atención diagnóstica y de rehabilitación integral a pacientes de escasos recursos, provenientes de los centros del primer nivel de atención, mediante la consolidación de la red ambulatoria especializada.

Para el fortalecimiento de la Misión cuenta con un presupuesto en Bs. 2.031.534.428 que incluye recursos provenientes Fondo Único Social de Misiones (FUM) por Bs. 841.621.382.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**1.831.534.428**
INGRESOS CORRIENTES ORDINARIOS	1.831.534.428
TRANSFERENCIAS CORRIENTES	1.831.534.428
Transferencias corrientes del sector público	1.831.534.428
Transferencias corrientes internas recibidas del sector público	1.831.534.428
De la República	1.831.534.428
FUENTES DE FINANCIAMIENTO	**200.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	200.000.000
Disminución de otros activos financieros	200.000.000
Disminución de disponibilidades	200.000.000
Disminución de caja	200.000.000
TOTAL RECURSOS	**2.031.534.428**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**1.988.265.864**
GASTOS DE CONSUMO	1.524.697.520
Remuneraciones	1.042.984.270
Sueldos, salarios y otras retribuciones	413.375.059
Beneficios y complementos de sueldos y salarios	553.947.025
Aportes patronales	41.718.442
Prestaciones sociales y otras indemnizaciones	33.943.744
Compra de bienes y servicios	449.324.279
Bienes de consumo	137.513.408
Servicios no personales	311.810.871
Impuestos indirectos	32.388.971
TRANSFERENCIAS Y DONACIONES CORRIENTES	463.568.344
Al sector privado	11.122.049
Donaciones corrientes al sector privado	11.122.049
Donaciones a personas	11.122.049
Al sector público	452.446.295
Transferencias corrientes al sector público	452.446.295
A los entes descentralizados sin fines empresariales para sus gastos	452.446.295
GASTOS DE CAPITAL	**27.268.564**
INVERSIÓN REAL DIRECTA	27.268.564
Formación bruta de capital Fijo	27.268.564
Edificios e instalaciones	975.894
Maquinaria, equipos y otros bienes muebles	26.292.670
APLICACIONES FINANCIERAS	**16.000.000**
DISMINUCIÓN DE PASIVOS	16.000.000
Disminución de cuentas y efectos por pagar	16.000.000
Disminución de cuentas y efectos por pagar a corto plazo	16.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	16.000.000
TOTAL GASTOS	**2.031.534.428**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114065	Fortalecimiento de los Consultorios Populares de Barrio Adentro I	Paciente Atendido	5.645.604	5.211.326	10.856.930		581.724.356			581.724.356
114118	Consolidación de la red ambulatoria convencional (Centros de Diagnóstico Integral, Salas de Rehabilitación Integral y Centros de Alta Tecnología)	Centro de Salud Funcionando			1.134	200.000.000	928.669.915			1.128.669.915
114144	Atención odontológica integral a la población venezolana	Consulta			14.520.000		24.166.243			24.166.243
TOTAL						200.000.000	1.534.560.514			1.734.560.514

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		84.318.648			84.318.648
02	Gestión Administrativa		212.655.266			212.655.266
03	Previsión y Protección Social					
TOTAL			296.973.914			296.973.914

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**15.543**	**7.840**	**1.603**	**24.986**	**413.085.843**		**413.085.843**
Profesional y Técnico	3.811	1.311	339	5.461	115.207.775		115.207.775
Personal Administrativo	9.880	4.835	118	14.833	224.752.020		224.752.020
Personal Médico	40	12		52	2.232.225		2.232.225
Obrero	1.812	1.682	1.146	4.640	70.893.823		70.893.823
TOTAL	**15.543**	**7.840**	**1.603**	**24.986**	**413.085.843**		**413.085.843**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	1.042.984.270
4.02	Materiales, suministros y mercancías	137.513.408
4.03	Servicios no personales	344.199.842
4.04	Activos reales	27.268.564
4.07	Transferencias y donaciones	463.568.344
4.11	Disminución de pasivos	16.000.000
	TOTAL	**2.031.534.428**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.831.534.428**
INGRESOS CORRIENTES ORDINARIOS	1.831.534.428
TRANSFERENCIAS CORRIENTES	1.831.534.428
Transferencias corrientes del sector público	1.831.534.428
Transferencias corrientes internas recibidas del sector público	1.831.534.428
De la República	1.831.534.428
Ministerio del Poder Popular para la Salud	989.913.046
Recursos Ordinarios	989.913.046
Ministerio del Poder Popular para la Presidencia	841.621.382
Recursos Ordinarios	841.621.382
1.2 GASTOS CORRIENTES	**1.988.265.864**
GASTOS DE CONSUMO	1.524.697.520
Remuneraciones	1.042.984.270
Sueldos, salarios y otras retribuciones	413.375.059
Beneficios y complementos de sueldos y salarios	553.947.025
Aportes patronales	41.718.442
Prestaciones sociales y otras indemnizaciones	33.943.744
Compra de bienes y servicios	449.324.279
Bienes de consumo	137.513.408
Servicios no personales	311.810.871
Impuestos indirectos	32.388.971
TRANSFERENCIAS Y DONACIONES CORRIENTES	463.568.344
Al sector privado	11.122.049
Donaciones corrientes al sector privado	11.122.049
Donaciones a personas	11.122.049
Al sector público	452.446.295
Transferencias corrientes al sector público	452.446.295
A los entes descentralizados sin fines empresariales para sus gastos	452.446.295
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(156.731.436)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(156.731.436)**
RECURSOS PROPIOS DE CAPITAL	(156.731.436)
Desahorro en Cuenta Corriente	(156.731.436)
2.2 GASTOS DE CAPITAL	**27.268.564**
INVERSIÓN REAL DIRECTA	27.268.564
Formación bruta de capital Fijo	27.268.564
Edificios e instalaciones	975.894
Maquinaria, equipos y otros bienes muebles	26.292.670
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(184.000.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**200.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	200.000.000
Disminución de otros activos financieros	200.000.000
Disminución de disponibilidades	200.000.000
Disminución de caja	200.000.000
3.2 APLICACIONES FINANCIERAS	**200.000.000**
DISMINUCIÓN DE PASIVOS	16.000.000
Disminución de cuentas y efectos por pagar	16.000.000
Disminución de cuentas y efectos por pagar a corto plazo	16.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	16.000.000
DÉFICIT FINANCIERO	184.000.000

A0457

Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH)

FUNDACIÓN DE EDIFICACIONES Y EQUIPAMIENTO HOSPITALARIO (FUNDEEH)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación de Edificaciones y Equipamiento Hospitalario (FUNDEEH), como organismo ejecutor del Ministerio del Poder Popular para la Salud y en cumplimiento al mandato del Presidente de la República Bolivariana de Venezuela, tiene previsto continuar con las remodelaciones, reacondicionamiento y mejoras en la infraestructura física, equipos médicos y electromecánicos de la red hospitalaria a nivel nacional, que permitan potenciar y consolidar la primera etapa de la Misión Barrio Adentro III, a los fines de recuperar el grado de deterioro de los centros asistenciales y así garantizar a la población su derecho constitucional a la salud y se prevé la ejecución de obras de infraestructura que permitan la atención primaria a través de la consulta en hospitales y ambulatorios urbanos tipos I, II y III y cubrir gastos de personal fijo, contratado y operativos de la Fundación

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**88.338.486**
INGRESOS CORRIENTES ORDINARIOS	88.338.486
INGRESOS DE OPERACIÓN	50.613.070
Otros ingresos de operación	50.613.070
TRANSFERENCIAS CORRIENTES	37.725.416
Transferencias corrientes del sector público	37.725.416
Transferencias corrientes internas recibidas del sector público	37.725.416
De la República	37.725.416
INGRESOS DE CAPITAL	**88.375.971**
RECURSOS PROPIOS DE CAPITAL	350.000
Incremento de la depreciación y amortización acumuladas	350.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	88.025.971
Transferencias y donaciones de capital del sector público	88.025.971
Transferencias de capital recibidas del sector público	88.025.971
De la República	88.025.971
FUENTES DE FINANCIAMIENTO	**2.005.084.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.005.084.000
Disminución de otros activos financieros	2.005.084.000
Disminución de disponibilidades	2.005.084.000
Disminución de Bancos	2.005.084.000
TOTAL RECURSOS	**2.181.798.457**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**72.369.021**
GASTOS DE CONSUMO	70.565.821
Remuneraciones	44.045.042
Sueldos, salarios y otras retribuciones	8.751.640
Beneficios y complementos de sueldos y salarios	20.714.987
Aportes patronales	954.317
Prestaciones sociales y otras indemnizaciones	4.291.924
Asistencia socioeconómica	9.332.174
Compra de bienes y servicios	26.170.779
Bienes de consumo	5.228.959
Servicios no personales	20.941.820
Depreciación y amortización	350.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.803.200
Al sector privado	1.803.200
Transferencias corrientes al sector privado	1.803.200
Otras transferencias corrientes internas al sector privado	1.803.200
GASTOS DE CAPITAL	**2.097.933.471**
INVERSIÓN REAL DIRECTA	2.093.933.471
Formación bruta de capital Fijo	2.093.598.471
Maquinaria, equipos y otros bienes muebles	15.883.500
Construcciones de bienes de dominio privado	1.742.976.171
Producción propia (gastos capitalizables)	334.738.800
Compra de bienes y servicios	334.738.800
Bienes de consumo	1.258.000
Servicios no personales	333.480.800
Bienes intangibles	335.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	4.000.000
Al sector público	4.000.000
Transferencias de capital al sector público	4.000.000
A los entes descentralizados sin fines empresariales	4.000.000
APLICACIONES FINANCIERAS	**11.495.965**
INVERSIÓN FINANCIERA	1.000.000
Incremento de otros activos financieros	1.000.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	1.000.000
Incremento de anticipos a contratistas por contratos de corto plazo	1.000.000
DISMINUCIÓN DE PASIVOS	10.495.965
Disminución de cuentas y efectos por pagar	10.495.965
Disminución de cuentas y efectos por pagar a corto plazo	10.495.965
Disminución de sueldos, salarios y otras remuneraciones por pagar	10.495.965
TOTAL GASTOS	**2.181.798.457**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113854	Continuación de la ampliación, remodelación y modernización de las redes hospitalaria en los hospitales tipo I, II, III y IV, y ambulatoria especializada (CDI, SRI, CAT) a nivel nacional.	Obra			298	2.005.434.000	88.025.971			2.093.459.971
TOTAL						**2.005.434.000**	**88.025.971**			**2.093.459.971**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	16.322.800	28.688.565			45.011.365
02	Gestión Administrativa	34.290.270	9.036.851			43.327.121
03	Previsión y Protección Social					
	TOTAL	**50.613.070**	**37.725.416**			**88.338.486**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**30**	**42**	**36**	**108**	**2.372.964**		**2.372.964**
Alto Nivel y de Dirección	30	42	36	108	2.372.964		2.372.964
Personal Contratado	**73**	**64**	**101**	**238**	**5.464.276**		**5.464.276**
Profesional y Técnico	48	37	75	160	3.818.519		3.818.519
Personal Administrativo	13	5	19	37	883.033		883.033
Obrero	12	22	7	41	762.724		762.724
TOTAL	**103**	**106**	**137**	**346**	**7.837.240**		**7.837.240**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	44.045.042
4.02	Materiales, suministros y mercancías	6.486.959
4.03	Servicios no personales	354.422.620
4.04	Activos reales	1.759.194.671
4.05	Activos financieros	1.000.000
4.07	Transferencias y donaciones	5.803.200
4.08	Otros gastos	350.000
4.11	Disminución de pasivos	10.495.965

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**88.338.486**
INGRESOS CORRIENTES ORDINARIOS	88.338.486
INGRESOS DE OPERACIÓN	50.613.070
Otros ingresos de operación	50.613.070
TRANSFERENCIAS CORRIENTES	37.725.416
Transferencias corrientes del sector público	37.725.416
Transferencias corrientes internas recibidas del sector público	37.725.416
De la República	37.725.416
Recursos Ordinarios	29.432.602
Gestión Fiscal	8.292.814
1.2 GASTOS CORRIENTES	**72.369.021**
GASTOS DE CONSUMO	70.565.821
Remuneraciones	44.045.042
Sueldos, salarios y otras retribuciones	8.751.640
Beneficios y complementos de sueldos y salarios	20.714.987
Aportes patronales	954.317
Prestaciones sociales y otras indemnizaciones	4.291.924
Asistencia socioeconómica	9.332.174
Compra de bienes y servicios	26.170.779
Bienes de consumo	5.228.959
Servicios no personales	20.941.820
Depreciación y amortización	350.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.803.200
Al sector privado	1.803.200
Transferencias corrientes al sector privado	1.803.200
Otras transferencias corrientes internas al sector privado	1.803.200
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**15.969.465**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**104.345.436**
RECURSOS PROPIOS DE CAPITAL	16.319.465
Ahorro en Cuenta Corriente	15.969.465
Incremento de la depreciación y amortización acumuladas	350.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	88.025.971
Transferencias y donaciones de capital del sector público	88.025.971
Transferencias de capital recibidas del sector público	88.025.971
De la República	88.025.971
2.2 GASTOS DE CAPITAL	**2.097.933.471**
INVERSIÓN REAL DIRECTA	2.093.933.471
Formación bruta de capital Fijo	2.093.598.471
Maquinaria, equipos y otros bienes muebles	15.883.500
Construcciones de bienes de dominio privado	1.742.976.171
Producción propia (gastos capitalizables)	334.738.800
Compra de bienes y servicios	334.738.800
Bienes de consumo	1.258.000
Servicios no personales	333.480.800
Bienes intangibles	335.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	4.000.000
Al sector público	4.000.000
Transferencias de capital al sector público	4.000.000
A los entes descentralizados sin fines empresariales	4.000.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.993.588.035)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.005.084.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.005.084.000
Disminución de otros activos financieros	2.005.084.000
Disminución de disponibilidades	2.005.084.000
Disminución de Bancos	2.005.084.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
3.2 APLICACIONES FINANCIERAS	**2.005.084.000**
INVERSIÓN FINANCIERA	1.000.000
Incremento de otros activos financieros	1.000.000
Incremento de fondos en avance, anticipos, fideicomiso y activos diferidos	1.000.000
Incremento de anticipos a contratistas por contratos de corto plazo	1.000.000
DISMINUCIÓN DE PASIVOS	10.495.965
Disminución de cuentas y efectos por pagar	10.495.965
Disminución de cuentas y efectos por pagar a corto plazo	10.495.965
Disminución de sueldos, salarios y otras remuneraciones por pagar	10.495.965
DÉFICIT FINANCIERO	1.993.588.035

A0818

Sociedad Civil para el Control de Enfermedades Endémicas y Asistencia al Indígena, Estado Bolívar (CENASAI BOLÍVAR)

SOCIEDAD CIVIL PARA EL CONTROL DE ENFERMEDADES ENDÉMICAS Y ASISTENCIA AL INDÍGENA, ESTADO BOLÍVAR (CENASAI BOLÍVAR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Sociedad Civil CENASAI Bolívar tiene como objetivo principal mejorar la calidad de vida de los indígenas del Estado Bolívar, a través del control de las enfermedades endémicas e infecto-contagiosas, atendiendo las regiones Maigualida Parguaza, Ikabaru Pionero, Cuyuní-ven, entre otras

La sociedad tiene previsto continuar con la programación establecida para cubrir en su primera fase extensas áreas rurales y semi-urbanas del Estado Bolívar, priorizando una acción intensa en las distintas comunidades indígenas que presentan un difícil acceso; puntualizando programas concretos en acciones de salud y creando un sistema de vigilancia epidemiológica que, dentro de las posibilidades presupuestarias determinen un eficiente control de las enfermedades endémicas facilitando la prevención y el tratamiento a las diversas comunidades del medio. Ejecutará el Proyecto "Atención integral en salud a las comunidades indígenas ubicadas en áreas de difícil acceso del Estado Bolívar" el cual tiene como objetivo garantizar la cobertura y calidad de atención integral en salud, oportuna y suficiente, a través de la creación de un sistema local de salud propio del área indígena, dirigido y ejecutado con la participación protagónica de la comunidad.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**5.516.514**
INGRESOS CORRIENTES ORDINARIOS	5.516.514
TRANSFERENCIAS CORRIENTES	5.516.514
Transferencias corrientes del sector público	5.516.514
Transferencias corrientes internas recibidas del sector público	5.516.514
De la República	5.355.008
Del Poder Estadal	161.506
INGRESOS DE CAPITAL	**243**
RECURSOS PROPIOS DE CAPITAL	243
Incremento de la depreciación y amortización acumuladas	243
TOTAL RECURSOS	**5.516.757**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**5.388.184**
GASTOS DE CONSUMO	5.388.184
Remuneraciones	5.122.065
Sueldos, salarios y otras retribuciones	2.907.797
Beneficios y complementos de sueldos y salarios	1.922.932
Aportes patronales	291.336
Compra de bienes y servicios	265.876
Bienes de consumo	152.300
Servicios no personales	113.576
Depreciación y amortización	243
GASTOS DE CAPITAL	**24.000**
INVERSIÓN REAL DIRECTA	24.000
Formación bruta de capital Fijo	24.000
Maquinaria, equipos y otros bienes muebles	24.000
APLICACIONES FINANCIERAS	**104.573**
INVERSIÓN FINANCIERA	90.243
Incremento de otros activos financieros	90.243
Incremento de disponibilidades	90.243
Incremento de bancos	90.243
DISMINUCIÓN DE PASIVOS	14.330
Disminución de cuentas y efectos por pagar	14.330
Disminución de cuentas y efectos por pagar a corto plazo	14.330
Disminución cuentas por pagar a proveedores a corto plazo	14.330
TOTAL GASTOS	**5.516.757**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113864	Atención Integral en salud a las comunidades indígenas ubicadas en áreas de difícil acceso del estado Bolívar	Indígena Atendido	3.821	7.097	10.918		3.748.505		161.506	3.910.011
TOTAL							3.748.505		161.506	3.910.011

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		1.434.450			1.434.450
02	Gestión Administrativa	243	172.053			172.296
03	Previsión y Protección Social					
TOTAL		243	1.606.503			1.606.746

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**25**	**58**		**83**	**2.907.797**		**2.907.797**
Directivo		1		1	90.000		90.000
Profesional y Técnico	10	8		18	705.874		705.874
Personal Administrativo	1			1	72.000		72.000
Personal Médico	3	3		6	360.000		360.000
Obrero	11	46		57	1.679.923		1.679.923
TOTAL	**25**	**58**		**83**	**2.907.797**		**2.907.797**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	5.122.065
4.02	Materiales, suministros y mercancías	152.300
4.03	Servicios no personales	113.576
4.04	Activos reales	24.000
4.05	Activos financieros	90.243
4.08	Otros gastos	243
4.11	Disminución de pasivos	14.330
	TOTAL	**5.516.757**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**5.516.514**
INGRESOS CORRIENTES ORDINARIOS	5.516.514
TRANSFERENCIAS CORRIENTES	5.516.514
Transferencias corrientes del sector público	5.516.514
Transferencias corrientes internas recibidas del sector público	5.516.514
De la República	5.355.008
Recursos Ordinarios	5.355.008
Del Poder Estadal	161.506
1.2 GASTOS CORRIENTES	**5.388.184**
GASTOS DE CONSUMO	5.388.184
Remuneraciones	5.122.065
Sueldos, salarios y otras retribuciones	2.907.797
Beneficios y complementos de sueldos y salarios	1.922.932
Aportes patronales	291.336
Compra de bienes y servicios	265.876
Bienes de consumo	152.300
Servicios no personales	113.576
Depreciación y amortización	243
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**128.330**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**128.573**
RECURSOS PROPIOS DE CAPITAL	128.573
Ahorro en Cuenta Corriente	128.330
Incremento de la depreciación y amortización acumuladas	243

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**24.000**
INVERSIÓN REAL DIRECTA	24.000
Formación bruta de capital Fijo	24.000
Maquinaria, equipos y otros bienes muebles	24.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**104.573**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**104.573**
SUPERÁVIT FINANCIERO	104.573
3.2 APLICACIONES FINANCIERAS	**104.573**
INVERSIÓN FINANCIERA	90.243
Incremento de otros activos financieros	90.243
Incremento de disponibilidades	90.243
Incremento de bancos	90.243
DISMINUCIÓN DE PASIVOS	14.330
Disminución de cuentas y efectos por pagar	14.330
Disminución de cuentas y efectos por pagar a corto plazo	14.330
Disminución cuentas por pagar a proveedores a corto plazo	14.330

A0907

Servicio Autónomo Instituto de Altos Estudios "Dr. Arnoldo Gabaldón"

SERVICIO AUTÓNOMO INSTITUTO DE ALTOS ESTUDIOS "DR. ARNOLDO GABALDÓN"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Organismo tiene como objetivo desarrollar programas de formación y capacitación dirigidos a funcionarios del Ministerio del Poder Popular para la Salud, líderes comunitarios, delegados de los comités de salud y público en general; así como también, líneas de investigación, en las especialidades de Medicina General Integral, Salud Pública, Salud Ocupacional e Higiene del Ambiente Laboral y Epidemiología; con la finalidad de contribuir a la creación de equipos multidisciplinarios, de elevada capacidad técnica y científica, que respondan de forma oportuna a las necesidades sociales acordes con las tendencias en salud pública, educación, ciencia y tecnología a nivel nacional e internacional, todo ello encaminado al fortalecimiento de los diferentes niveles de atención del Sistema Público Nacional de Salud.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**61.706.791**
INGRESOS CORRIENTES EXTRAORDINARIOS	61.706.791
TRANSFERENCIAS Y DONACIONES CORRIENTES	61.706.791
Donaciones corrientes internas recibidas del sector público	61.706.791
De la República	61.706.791
INGRESOS DE CAPITAL	**1.068.222**
RECURSOS PROPIOS DE CAPITAL	1.068.222
Incremento de la depreciación y amortización acumuladas	1.068.222
FUENTES DE FINANCIAMIENTO	**11.625.245**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	11.625.245
Disminución de otros activos financieros	11.625.245
Disminución de disponibilidades	11.625.245
Disminución de Bancos	11.625.245
TOTAL RECURSOS	**74.400.258**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**73.149.228**
GASTOS DE CONSUMO	41.834.211
Remuneraciones	29.777.628
Sueldos, salarios y otras retribuciones	10.764.192
Beneficios y complementos de sueldos y salarios	9.787.822
Aportes patronales	981.631
Prestaciones sociales y otras indemnizaciones	4.223.975
Asistencia socioeconómica	4.020.008
Compra de bienes y servicios	10.988.361
Bienes de consumo	2.044.168
Servicios no personales	8.944.193
Depreciación y amortización	1.068.222
TRANSFERENCIAS Y DONACIONES CORRIENTES	31.315.017
Al sector privado	31.315.017
Transferencias corrientes al sector privado	31.265.017
Otras transferencias corrientes internas al sector privado	31.265.017
Donaciones corrientes al sector privado	50.000
Donaciones a personas	50.000
GASTOS DE CAPITAL	**1.251.030**
INVERSIÓN REAL DIRECTA	1.251.030
Formación bruta de capital Fijo	1.251.030
Edificios e instalaciones	84.000
Maquinaria, equipos y otros bienes muebles	1.167.030
TOTAL GASTOS	**74.400.258**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113958	Formación y capacitación del talento humano en salud pública a nivel nacional para el fortalecimiento y consolidación del Sistema Público Nacional de Salud	Persona Capacitada			6.581	7.204.805	43.194.754			50.399.559
TOTAL						**7.204.805**	**43.194.754**			**50.399.559**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		14.279.553			14.279.553
02	Gestión Administrativa	5.488.662	4.232.484			9.721.146
03	Previsión y Protección Social					
TOTAL		**5.488.662**	**18.512.037**			**24.000.699**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**153**	**81**	**98**	**332**	**8.131.271**	**2.053.349**	**10.184.620**
Directivo	8	4	12	24	631.900		631.900
Profesional y Técnico	65	29	23	117	3.080.518	720.135	3.800.653
Personal Administrativo	56	6	20	82	1.889.083	531.258	2.420.341
Personal Docente	16	13	33	62	1.632.410	726.893	2.359.303
Obrero	8	29	10	47	897.360	75.063	972.423
Personal Contratado	**80**	**20**		**100**	**2.632.921**		**2.632.921**
Personal Docente	80	20		100	2.632.921		2.632.921
TOTAL	**233**	**101**	**98**	**432**	**10.764.192**	**2.053.349**	**12.817.541**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	29.777.628
4.02	Materiales, suministros y mercancías	2.044.168
4.03	Servicios no personales	8.944.193
4.04	Activos reales	1.251.030
4.07	Transferencias y donaciones	31.315.017
4.08	Otros gastos	1.068.222
4.11	Disminución de pasivos	525.000
	TOTAL	**74.925.258**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**61.706.791**
INGRESOS CORRIENTES EXTRAORDINARIOS	61.706.791
TRANSFERENCIAS Y DONACIONES CORRIENTES	61.706.791
Donaciones corrientes internas recibidas del sector público	61.706.791
De la República	61.706.791
Ordinario	48.112.711
Gestión Fiscal	13.594.080
1.2 GASTOS CORRIENTES	**73.149.228**
GASTOS DE CONSUMO	41.834.211
Remuneraciones	29.777.628
Sueldos, salarios y otras retribuciones	10.764.192
Beneficios y complementos de sueldos y salarios	9.787.822
Aportes patronales	981.631
Prestaciones sociales y otras indemnizaciones	4.223.975
Asistencia socioeconómica	4.020.008
Compra de bienes y servicios	10.988.361
Bienes de consumo	2.044.168
Servicios no personales	8.944.193
Depreciación y amortización	1.068.222
TRANSFERENCIAS Y DONACIONES CORRIENTES	31.315.017
Al sector privado	31.315.017
Transferencias corrientes al sector privado	31.265.017
Otras transferencias corrientes internas al sector privado	31.265.017
Donaciones corrientes al sector privado	50.000
Donaciones a personas	50.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(11.442.437)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(10.374.215)**
RECURSOS PROPIOS DE CAPITAL	(10.374.215)
Desahorro en Cuenta Corriente	(11.442.437)
Incremento de la depreciación y amortización acumuladas	1.068.222
2.2 GASTOS DE CAPITAL	**1.251.030**
INVERSIÓN REAL DIRECTA	1.251.030
Formación bruta de capital Fijo	1.251.030
Edificios e instalaciones	84.000
Maquinaria, equipos y otros bienes muebles	1.167.030
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(11.625.245)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**11.625.245**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	11.625.245
Disminución de otros activos financieros	11.625.245
Disminución de disponibilidades	11.625.245
Disminución de Bancos	11.625.245
3.2 APLICACIONES FINANCIERAS	**11.625.245**
DÉFICIT FINANCIERO	11.625.245

A0957

Servicio Autónomo Centro Amazónico de Investigación y Control de Enfermedades Tropicales - Simón Bolívar (CAICET)

SERVICIO AUTÓNOMO CENTRO AMAZÓNICO DE INVESTIGACIÓN Y CONTROL DE ENFERMEDADES TROPICALES - SIMÓN BOLÍVAR (CAICET)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Servicio Autónomo Centro Amazónico para la Investigación y Control de Enfermedades Tropicales "Simón Bolívar" tiene como objetivo el desarrollo de investigaciones en las diversas ramas de las ciencias biomédicas, ambientales y socioantropológicas de las enfermedades tropicales y sus consecuencias; para la producción de conocimiento, desarrollo de tecnología y prácticas culturalmente aceptadas, prevención y control de enfermedades endémicas; así como la formación de recursos humanos bajo los principios de universalidad, equidad, solidaridad y respeto a la biodiversidad cultural y ambiental, con capacidad de elevar la calidad de vida de la población de la región sur del país, especialmente, de las poblaciones indígenas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**2.414.151**
INGRESOS CORRIENTES ORDINARIOS	2.414.151
TRANSFERENCIAS CORRIENTES	2.414.151
Transferencias corrientes del sector público	2.414.151
Transferencias corrientes internas recibidas del sector público	2.414.151
De la República	2.414.151
INGRESOS DE CAPITAL	**2.205**
RECURSOS PROPIOS DE CAPITAL	2.205
Incremento de la depreciación y amortización acumuladas	2.205
TOTAL RECURSOS	**2.416.356**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**2.144.856**
GASTOS DE CONSUMO	2.144.856
Remuneraciones	831.246
Sueldos, salarios y otras retribuciones	406.320
Beneficios y complementos de sueldos y salarios	315.764
Aportes patronales	28.442
Prestaciones sociales y otras indemnizaciones	67.720
Asistencia socioeconómica	13.000
Compra de bienes y servicios	1.311.405
Bienes de consumo	666.390
Servicios no personales	645.015
Depreciación y amortización	2.205
GASTOS DE CAPITAL	**271.500**
INVERSIÓN REAL DIRECTA	271.500
Formación bruta de capital Fijo	271.500
Maquinaria, equipos y otros bienes muebles	271.500
TOTAL GASTOS	**2.416.356**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114726	Desarrollo de investigaciones, producción, aplicación y transferencia de nuevas tecnologías; capacitación y formación de personal, prevención, diagnóstico, tratamiento y control de enfermedades tropicales y/o endemoepidémicas en la región sur del país	Investigación			8		1.689.906			1.689.906
TOTAL							1.689.906			1.689.906

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores					
02	Gestión Administrativa	2.205	724.245			726.450
03	Previsión y Protección Social					
TOTAL		2.205	724.245			726.450

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**8**	**12**		**20**	**406.320**		**406.320**
Profesional y Técnico	4			4	106.080		106.080
Personal Administrativo	2	5		7	130.032		130.032
Personal de Investigación	1	4		5	92.880		92.880
Obrero	1	3		4	77.328		77.328
TOTAL	**8**	**12**		**20**	**406.320**		**406.320**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	831.246
4.02	Materiales, suministros y mercancías	666.390
4.03	Servicios no personales	645.015
4.04	Activos reales	271.500
4.08	Otros gastos	2.205
	TOTAL	**2.416.356**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.414.151**
INGRESOS CORRIENTES ORDINARIOS	2.414.151
TRANSFERENCIAS CORRIENTES	2.414.151
Transferencias corrientes del sector público	2.414.151
Transferencias corrientes internas recibidas del sector público	2.414.151
De la República	2.414.151
Recursos Ordinarios	1.987.232
Gestión Fiscal	426.919
1.2 GASTOS CORRIENTES	**2.144.856**
GASTOS DE CONSUMO	2.144.856
Remuneraciones	831.246
Sueldos, salarios y otras retribuciones	406.320
Beneficios y complementos de sueldos y salarios	315.764
Aportes patronales	28.442
Prestaciones sociales y otras indemnizaciones	67.720
Asistencia socioeconómica	13.000
Compra de bienes y servicios	1.311.405
Bienes de consumo	666.390
Servicios no personales	645.015
Depreciación y amortización	2.205
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**269.295**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**271.500**
RECURSOS PROPIOS DE CAPITAL	271.500
Ahorro en Cuenta Corriente	269.295
Incremento de la depreciación y amortización acumuladas	2.205

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**271.500**
INVERSIÓN REAL DIRECTA	271.500
Formación bruta de capital Fijo	271.500
Maquinaria, equipos y otros bienes muebles	271.500
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0991

Servicio Autónomo de Contraloría Sanitaria (SACS)

SERVICIO AUTÓNOMO DE CONTRALORÍA SANITARIA (SACS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El objetivo fundamental del Servicio Autónomo de Contraloría Sanitaria (SACS), es ejecutar políticas sanitarias de regulación, vigilancia y control dirigidas a reducir los riesgos a la salud y a la vida de la población, vinculados con el uso y consumo de productos; así como regular la prestación de servicios en materia de salud, mediante la aplicación de mecanismos y estrategias de carácter preventivo, basados en criterios científicos y técnicos normados nacional e internacionalmente.

Para el año 2012 tiene previsto desarrollar acciones con la finalidad de garantizar productos de uso y consumo humano y la prestación de servicios en materia de salud, seguros, inocuos y eficaces para la población, con el fin de reducir los factores de riesgo que inciden en las enfermedades causadas por los productos de uso y consumo humano, equipos, establecimientos y materiales médicos en la prestación de servicios de salud, mediante el fortalecimiento de la vigilancia y control sanitario en todo el país.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**28.906.869**
INGRESOS CORRIENTES ORDINARIOS	28.906.869
TRANSFERENCIAS CORRIENTES	28.906.869
Transferencias corrientes del sector público	28.906.869
Transferencias corrientes internas recibidas del sector público	28.906.869
De la República	28.906.869
INGRESOS DE CAPITAL	**1.605.206**
RECURSOS PROPIOS DE CAPITAL	1.605.206
Incremento de la depreciación y amortización acumuladas	1.605.206
FUENTES DE FINANCIAMIENTO	**12.793.335**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	12.793.335
Disminución de otros activos financieros	12.793.335
Disminución de disponibilidades	12.793.335
Disminución de caja	12.793.335
TOTAL RECURSOS	**43.305.410**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**36.930.716**
GASTOS DE CONSUMO	36.930.716
Remuneraciones	18.807.196
Sueldos, salarios y otras retribuciones	9.092.010
Beneficios y complementos de sueldos y salarios	6.675.984
Prestaciones sociales y otras indemnizaciones	1.689.528
Asistencia socioeconómica	1.349.674
Compra de bienes y servicios	16.518.314
Bienes de consumo	5.924.671
Servicios no personales	10.593.643
Depreciación y amortización	1.605.206
GASTOS DE CAPITAL	**6.292.300**
INVERSIÓN REAL DIRECTA	6.292.300
Formación bruta de capital Fijo	6.292.300
Maquinaria, equipos y otros bienes muebles	6.292.300
APLICACIONES FINANCIERAS	**82.394**
DISMINUCIÓN DE PASIVOS	82.394
Disminución de cuentas y efectos por pagar	82.394
Disminución de cuentas y efectos por pagar a corto plazo	82.394
Disminución de aportes patronales y retenciones laborales por pagar	18.187
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	18.187
Disminución cuentas por pagar a proveedores a corto plazo	64.207
TOTAL GASTOS	**43.305.410**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114180	Vigilancia y control sanitario para garantizar productos de uso y consumo humano y prestación de servicios en materia de salud, seguros, inocuos y eficaces para la población.	Inspección			15.001	12.302.171	20.234.808			32.536.979
TOTAL						12.302.171	20.234.808			32.536.979

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores					
02	Gestión Administrativa	2.096.370	8.672.061			10.768.431
03	Previsión y Protección Social					
TOTAL		2.096.370	8.672.061			10.768.431

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**152**	**148**		**300**	**9.092.010**		**9.092.010**
Profesional y Técnico	121	114		235	7.764.849		7.764.849
Personal Administrativo	20	24		44	937.010		937.010
Obrero	11	10		21	390.151		390.151
TOTAL	**152**	**148**		**300**	**9.092.010**		**9.092.010**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	18.807.196
4.02	Materiales, suministros y mercancías	5.924.671
4.03	Servicios no personales	10.593.643
4.04	Activos reales	6.292.300
4.08	Otros gastos	1.605.206
4.11	Disminución de pasivos	82.394
	TOTAL	**43.305.410**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**28.906.869**
INGRESOS CORRIENTES ORDINARIOS	28.906.869
TRANSFERENCIAS CORRIENTES	28.906.869
Transferencias corrientes del sector público	28.906.869
Transferencias corrientes internas recibidas del sector público	28.906.869
De la República	28.906.869
Recursos Ordinarios	23.714.603
Gestión Fiscal	5.192.266
1.2 GASTOS CORRIENTES	**36.930.716**
GASTOS DE CONSUMO	36.930.716
Remuneraciones	18.807.196
Sueldos, salarios y otras retribuciones	9.092.010
Beneficios y complementos de sueldos y salarios	6.675.984
Prestaciones sociales y otras indemnizaciones	1.689.528
Asistencia socioeconómica	1.349.674
Compra de bienes y servicios	16.518.314
Bienes de consumo	5.924.671
Servicios no personales	10.593.643
Depreciación y amortización	1.605.206
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(8.023.847)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(6.418.641)**
RECURSOS PROPIOS DE CAPITAL	(6.418.641)
Desahorro en Cuenta Corriente	(8.023.847)
Incremento de la depreciación y amortización acumuladas	1.605.206

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**6.292.300**
INVERSIÓN REAL DIRECTA	6.292.300
Formación bruta de capital Fijo	6.292.300
Maquinaria, equipos y otros bienes muebles	6.292.300
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(12.710.941)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**12.793.335**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	12.793.335
Disminución de otros activos financieros	12.793.335
Disminución de disponibilidades	12.793.335
Disminución de caja	12.793.335
3.2 APLICACIONES FINANCIERAS	**12.793.335**
DISMINUCIÓN DE PASIVOS	82.394
Disminución de cuentas y efectos por pagar	82.394
Disminución de cuentas y efectos por pagar a corto plazo	82.394
Disminución de aportes patronales y retenciones laborales por pagar	18.187
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	18.187
Disminución cuentas por pagar a proveedores a corto plazo	64.207
DÉFICIT FINANCIERO	12.710.941

A1602

Fundación Misión Niño Jesús

FUNDACIÓN MISIÓN NIÑO JESÚS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación creada a través del Decreto N° 7.139 publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.334 del 23/12/2009, tiene como objetivo "Desarrollar los planes, proyectos y programas que permitan mejorar la calidad de vida y salud de la población materno infantil, bajo los principios de universalidad, equidad, accesibilidad, pertinencia cultural, justicia, gratuidad y corresponsabilidad".

En este orden de ideas tiene proyectado continuar ejecutando el Proyecto "Fortalecimiento de la Red de Servicios de Salud Materno Infantil" el cual tiene como objetivo "mejorar cualitativa y cuantitativamente la atención a la mujer con riesgo preconcepcional, la atención prenatal durante la fase del parto y puerperio y al niño desde su nacimiento hasta los 5 años de edad, con extensión en algunas actividades educativas y preventivas hasta la adolescencia" y tiene estimado para el presente año atender a 562.500 personas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**235.059.884**
INGRESOS CORRIENTES ORDINARIOS	235.059.884
TRANSFERENCIAS CORRIENTES	235.059.884
Transferencias corrientes del sector público	235.059.884
Transferencias corrientes internas recibidas del sector público	235.059.884
De la República	235.059.884
INGRESOS DE CAPITAL	**5.026.165**
RECURSOS PROPIOS DE CAPITAL	5.026.165
Incremento de la depreciación y amortización acumuladas	5.026.165
TOTAL RECURSOS	**240.086.049**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**164.895.508**
GASTOS DE CONSUMO	144.449.757
Remuneraciones	12.126.951
Sueldos, salarios y otras retribuciones	3.502.735
Beneficios y complementos de sueldos y salarios	5.674.302
Aportes patronales	617.872
Prestaciones sociales y otras indemnizaciones	1.085.284
Asistencia socioeconómica	1.246.758
Compra de bienes y servicios	127.296.641
Bienes de consumo	69.573.444
Servicios no personales	57.723.197
Depreciación y amortización	5.026.165
TRANSFERENCIAS Y DONACIONES CORRIENTES	20.445.751
Al sector privado	114.000
Donaciones corrientes al sector privado	114.000
Donaciones a personas	114.000
Al sector público	20.331.751
Transferencias corrientes al sector público	9.790.000
A los entes descentralizados sin fines empresariales para sus gastos	9.790.000
Donaciones corrientes al sector público	10.541.751
A la República	10.541.751
GASTOS DE CAPITAL	**75.190.541**
INVERSIÓN REAL DIRECTA	75.190.541
Formación bruta de capital Fijo	75.190.541
Edificios e instalaciones	15.743.207
Maquinaria, equipos y otros bienes muebles	59.447.334
TOTAL GASTOS	**240.086.049**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114016	Fortalecimiento de la Red de Servicios de Salud Materno Infantil	Persona Beneficiada	478.125	84.375	562.500		164.541.919			164.541.919
TOTAL							**164.541.919**			**164.541.919**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		7.819.341			7.819.341
02	Gestión Administrativa	5.026.165	62.698.624			67.724.789
03	Previsión y Protección Social					
TOTAL		**5.026.165**	**70.517.965**			**75.544.130**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**6**	**7**	**36**	**49**	**2.017.512**		**2.017.512**
Alto Nivel y de Dirección	1			1	44.660		44.660
Directivo	4	2	26	32	1.366.347		1.366.347
Profesional y Técnico	1	5	10	16	606.505		606.505
Personal Contratado	**12**	**14**	**3**	**29**	**1.485.223**		**1.485.223**
Profesional y Técnico	8	9	2	19	942.213		942.213
Personal Administrativo		1	1	2	48.305		48.305
Personal Docente	3	3		6	446.400		446.400
Obrero	1	1		2	48.305		48.305
TOTAL	**18**	**21**	**39**	**78**	**3.502.735**		**3.502.735**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	12.126.951
4.02	Materiales, suministros y mercancías	69.573.444
4.03	Servicios no personales	57.723.197
4.04	Activos reales	75.190.541
4.07	Transferencias y donaciones	20.445.751
4.08	Otros gastos	5.026.165
	TOTAL	**240.086.049**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**235.059.884**
INGRESOS CORRIENTES ORDINARIOS	235.059.884
TRANSFERENCIAS CORRIENTES	235.059.884
Transferencias corrientes del sector público	235.059.884
Transferencias corrientes internas recibidas del sector público	235.059.884
De la República	235.059.884
Recursos Ordinarios	235.059.884
1.2 GASTOS CORRIENTES	**164.895.508**
GASTOS DE CONSUMO	144.449.757
Remuneraciones	12.126.951
Sueldos, salarios y otras retribuciones	3.502.735
Beneficios y complementos de sueldos y salarios	5.674.302
Aportes patronales	617.872
Prestaciones sociales y otras indemnizaciones	1.085.284
Asistencia socioeconómica	1.246.758
Compra de bienes y servicios	127.296.641
Bienes de consumo	69.573.444
Servicios no personales	57.723.197
Depreciación y amortización	5.026.165
TRANSFERENCIAS Y DONACIONES CORRIENTES	20.445.751
Al sector privado	114.000
Donaciones corrientes al sector privado	114.000
Donaciones a personas	114.000
Al sector público	20.331.751
Transferencias corrientes al sector público	9.790.000
A los entes descentralizados sin fines empresariales para sus gastos	9.790.000
Donaciones corrientes al sector público	10.541.751
A la República	10.541.751
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**70.164.376**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**75.190.541**
RECURSOS PROPIOS DE CAPITAL	75.190.541
Ahorro en Cuenta Corriente	70.164.376
Incremento de la depreciación y amortización acumuladas	5.026.165
2.2 GASTOS DE CAPITAL	**75.190.541**
INVERSIÓN REAL DIRECTA	75.190.541
Formación bruta de capital Fijo	75.190.541
Edificios e instalaciones	15.743.207
Maquinaria, equipos y otros bienes muebles	59.447.334
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

56

Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias

Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias

A0063 Instituto Venezolano de Investigaciones Científicas (IVIC)
A0191 Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)
A0209 Centro Nacional de Tecnologías de Información (CNTI)
A0233 Registro Nacional Único de Operadores de Sustancias Químicas Controladas
A0303 Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)
A0313 Fundación Instituto de Estudios Avanzados (IDEA)
A0314 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)
A0315 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)
A0316 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)
A0318 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)
A0319 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)
A0320 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)
A0321 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira (Fundacite-Táchira)
A0322 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)
A0333 Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)
A0334 Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)
A0338 Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)
A0355 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)
A0363 Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)
A0382 Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)
A0405 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)
A0429 Fundación Centro Nacional de Tecnología Química (CNTQ)
A0430 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)
A0431 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)
A0432 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)
A0433 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)
A0434 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)
A0435 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)
A0436 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)
A0437 Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)
A0438 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)
A0439 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)
A0440 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)
A0442 Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)
A0443 Fundación Centro Nacional de Desarrollo e Investigación en Telecomunicaciones (CENDIT)
A0458 Fundación Centro Nacional de Innovación Tecnológica (CENIT)
A0461 Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)
A0464 Fundación Infocentro
A0660 Instituto Postal Telegráfico de Venezuela (IPOSTEL)
A0846 Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)
A0927 Fondo Venezolano de Reconversión Industrial y Tecnológica (FONDOIN)
A0929 Fondo Nacional de Ciencia, Tecnología e Innovación (FONACIT)

A0937 Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)
A1301 Agencia Bolivariana para Actividades Espaciales (ABAE)

A0063

Instituto Venezolano de Investigaciones Científicas (IVIC)

INSTITUTO VENEZOLANO DE INVESTIGACIONES CIENTÍFICAS (IVIC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Venezolano de Investigaciones Científicas (IVIC), estima ser el principal ente impulsor del desarrollo científico y tecnológico de la región, a través de la generación de proyectos en áreas de impacto nacional e internacional. El IVIC, generará nuevos conocimientos a través de la investigación científica, el desarrollo tecnológico y la formación de recursos de alto nivel. Para lo cual, el Instituto será fuente de acopio informativo en el área, asesor y facilitador de servicios externos que garanticen el acceso directo y la difusión del conocimiento científico en Venezuela y en el Mundo.

Objetivo General:

El IVIC tiene cinco grandes objetivos, los cuales están dirigidos a atender las necesidades de la sociedad en consonancia con las políticas y directrices del Ejecutivo Nacional a través, del Proyecto Nacional Simón Bolívar Primer Plan Socialista (PPS) 2007-2013 y el Plan Nacional de Ciencia Tecnología e Innovación 2005-2030, de acuerdo a los siguientes proyectos:

- Investigaciones científico-tecnológicas básicas y aplicadas en biomedicina, física, química y ecología destinadas a obtener soberanía científica y tecnológica, para lograr el desarrollo integral del país.

- Formación y capacitación de nuevas generaciones de talento humano, al servicio de los principios socialistas de inclusión con una elevada noción de compromiso social.

- Impulso de las ciencias marinas y estudios antárticos de Venezuela.

- Optimización de los servicios ofrecidos por el IVIC, para satisfacer las necesidades del desarrollo tecnológico en aras de proporcionar una mejor calidad de vida a la población venezolana.

- Popularización, divulgación y educación de la ciencia, tecnología e innovación con la participación de sectores, comunidades y otros actores nacionales tradicionalmente excluidos de estos ámbitos.

Dentro de este marco, la prioridad ha sido privilegiar la inversión en proyectos aplicados a la solución de problemas del país, en las diferentes áreas de: salud, agroindustrial, energía y petróleo, así como, aquellas que representen un efecto multiplicador importante en el nivel de empleo y desarrollo productivo en el marco de la concepción estratégica del desarrollo endógeno. Cabe destacar que, para ello se requieren de recursos adicionales al aporte inicial para cumplir con estos planes y dar continuidad y culminación de los proyectos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**329.616.457**
INGRESOS CORRIENTES ORDINARIOS	329.616.457
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	4.397.483
Venta de otros bienes y servicios	4.397.483
INGRESOS DE LA PROPIEDAD	2.000.000
Intereses	2.000.000
Intereses internos	2.000.000
Intereses por depósitos	2.000.000
TRANSFERENCIAS CORRIENTES	323.218.974
Transferencias corrientes del sector público	323.218.974
Transferencias corrientes internas recibidas del sector público	323.218.974
De la República	321.263.972
De los entes descentralizados sin fines empresariales	1.955.002
INGRESOS DE CAPITAL	**3.500.000**
RECURSOS PROPIOS DE CAPITAL	3.500.000
Incremento de la depreciación y amortización acumulada	3.500.000
FUENTES DE FINANCIAMIENTO	**22.163.206**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	22.163.206
Disminución de otros activos financieros	22.163.206
Disminución de disponibilidades	22.163.206
Disminución de caja	443.264
Disminución de Bancos	21.719.942
TOTAL RECURSOS	**355.279.663**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**277.511.103**
GASTOS DE CONSUMO	242.639.373
Remuneraciones	204.812.309
Sueldos, salarios y otras retribuciones	35.030.043
Beneficios y complementos de sueldos y salarios	75.952.878
Aportes patronales	5.755.428
Prestaciones sociales y otras indemnizaciones	26.494.346
Asistencia socioeconómica	61.478.842
Otros gastos de personal	100.772
Compra de bienes y servicios	34.327.064
Bienes de consumo	10.224.461
Servicios no personales	24.102.603
Depreciación y amortización	3.500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	34.871.730
Al sector privado	34.871.730
Transferencias corrientes al sector privado	34.212.480
Directas a personas	34.077.480
Pensiones y otros beneficios asociados	4.899.022
Jubilaciones y otros beneficios asociados	25.664.735
Otras transferencias directas a personas	3.513.723
Otras transferencias corrientes internas al sector privado	135.000
Donaciones corrientes al sector privado	659.250
Donaciones a personas	659.250
GASTOS DE CAPITAL	**60.614.841**
INVERSIÓN REAL DIRECTA	60.614.841
Formación bruta de capital fijo	60.614.841
Maquinaria, equipos y otros bienes muebles	60.254.573
Construcciones de bienes de dominio privado	360.268
APLICACIONES FINANCIERAS	**17.153.719**
DISMINUCIÓN DE PASIVOS	17.153.719
Disminución de otros pasivos	17.153.719
Disminución de provisiones y reservas técnicas	17.153.719
Disminución de provisiones	17.153.719
Disminución de otras provisiones	17.153.719
TOTAL GASTOS	**355.279.663**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114458	Investigaciones Científico-Tecnológicas Básicas y Aplicadas en Biomedicina Física Química y Ecología Destinadas a Obtener Soberanía Científica y Tecnológica para Lograr el Desarrollo Integral del País.	Comunidad científica fortalecida			609	3.232.862	71.275.024		1.955.002	76.462.888
114483	Formación y Capacitación de Nuevas Generaciones de Talento Humano, al Servicio de los Principios Socialistas de Inclusión y con una Elevada Noción de Compromiso Social.	Estudiante			1.166	478.822	5.665.984			6.144.806
114512	Impulso a las Ciencias Marinas y Estudios Antárticos de Venezuela.	Informe de Ejecución			5		347.993			347.993
114565	Optimización de los Servicios Ofrecidos por el IVIC para Satisfacer las Necesidades del Desarrollo Tecnológico Público y Privado, en Aras de Proporcionar una Mejor Calidad de Vida a la Población Venezolana.	Servicio Integrado			9	2.660.797	55.379.094			58.039.891
114576	Popularización, Divulgación y Educación de la Ciencia, Tecnología e Innovación con la Participación de Sectores, Comunidades y otros Actores Nacionales Tradicionalmente Excluidos de estos Ámbitos.	Evento Organizado			190		1.494.565			1.494.566
	TOTAL					**6.372.481**	**134.162.660**		**1.955.002**	**142.490.144**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	5.009.489	125.471.767			130.481.256
02	Gestión Administrativa	20.678.719	29.739.142			50.417.861
03	Previsión y Protección Social		31.890.403			31.890.402
	TOTAL	**25.688.208**	**187.101.312**			**212.789.519**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**515**	**678**		**1.193**	**25.545.712**	**118.580**	**25.664.292**
Alto Nivel y de Dirección	27	20		47	1.023.030		1.023.030
Profesional y Técnico	188	118		306	3.924.960	71.021	3.995.981
Personal Administrativo	103	37		140	1.325.976	47.559	1.373.535
Personal de Investigación	157	164		321	14.705.871		14.705.871
Obrero	40	339		379	4.565.875		4.565.875
Personal Contratado	**129**	**157**		**286**	**8.682.062**		**8.682.062**
Directivo	4	6		10	140.949		140.949
Profesional y Técnico	19	31		50	890.877		890.877
Personal Administrativo	19	6		25	207.728		207.728
Personal de Investigación	87	114		201	7.442.508		7.442.508
TOTAL	**644**	**835**		**1.479**	**34.227.774**	**118.580**	**34.346.354**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**77**	**146**	**223**	**6.225.669**
Obreros	30	127	157	2.501.581
Empleados	47	19	66	3.724.088
Jubilados	**166**	**173**	**339**	**25.664.734**
Empleados	166	173	339	25.664.734
TOTAL	**243**	**319**	**562**	**31.890.403**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	204.812.309
4.02	Materiales, suministros y mercancías	10.224.461
4.03	Servicios no personales	24.102.603
4.04	Activos reales	60.614.841
4.07	Transferencias y donaciones	34.871.730
4.08	Otros gastos	3.500.000
4.11	Disminución de pasivos	17.153.719
	TOTAL	**355.279.663**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**329.616.457**
INGRESOS CORRIENTES ORDINARIOS	329.616.457
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	4.397.483
Venta de otros bienes y servicios	4.397.483
INGRESOS DE LA PROPIEDAD	2.000.000
Intereses	2.000.000
Intereses internos	2.000.000
Intereses por depósitos	2.000.000
TRANSFERENCIAS CORRIENTES	323.218.974
Transferencias corrientes del sector público	323.218.974
Transferencias corrientes internas recibidas del sector público	323.218.974
De la República	321.263.972
Recursos Ordinarios	321.263.972
De los entes descentralizados sin fines empresariales	1.955.002
1.2 GASTOS CORRIENTES	**277.511.103**
GASTOS DE CONSUMO	242.639.373
Remuneraciones	204.812.309
Sueldos, salarios y otras retribuciones	35.030.043
Beneficios y complementos de sueldos y salarios	75.952.878
Aportes patronales	5.755.428
Prestaciones sociales y otras indemnizaciones	26.494.346
Asistencia socioeconómica	61.478.842
Otros gastos de personal	100.772
Compra de bienes y servicios	34.327.064
Bienes de consumo	10.224.461
Servicios no personales	24.102.603
Depreciación y amortización	3.500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	34.871.730
Al sector privado	34.871.730
Transferencias corrientes al sector privado	34.212.480
Directas a personas	34.077.480
Pensiones y otros beneficios asociados	4.899.022

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Jubilaciones y otros beneficios asociados	25.664.735
Otras transferencias directas a personas	3.513.723
Otras transferencias corrientes internas al sector privado	135.000
Donaciones corrientes al sector privado	659.250
Donaciones a personas	659.250
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**52.105.354**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**55.605.354**
RECURSOS PROPIOS DE CAPITAL	55.605.354
Ahorro en Cuenta Corriente	52.105.354
Incremento de la depreciación y amortización acumulada	3.500.000
2.2 GASTOS DE CAPITAL	**60.614.841**
INVERSIÓN REAL DIRECTA	60.614.841
Formación bruta de capital fijo	60.614.841
Maquinaria, equipos y otros bienes muebles	60.254.573
Construcciones de bienes de dominio privado	360.268
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(5.009.487)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**22.163.206**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	22.163.206
Disminución de otros activos financieros	22.163.206
Disminución de disponibilidades	22.163.206
Disminución de caja	443.264
Disminución de Bancos	21.719.942
3.2 APLICACIONES FINANCIERAS	**22.163.206**
DISMINUCIÓN DE PASIVOS	17.153.719
Disminución de otros pasivos	17.153.719
Disminución de provisiones y reservas técnicas	17.153.719
Disminución de provisiones	17.153.719
Disminución de otras provisiones	17.153.719
DÉFICIT FINANCIERO	5.009.487

A0191

Observatorio Nacional de Ciencia, Tecnología e Innovación (ONCTI)

OBSERVATORIO NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN (ONCTI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Su objetivo consiste en surtir de información confiable y autorizada en temas relativos a la ciencia, la tecnología y la innovación con impacto directo en el desarrollo económico - social de la Nación. Para contribuir a las organizaciones públicas y privadas que conforman el Sistema Nacional de Ciencia, Tecnología e Innovación a decidir sobre esta materia.

Su visión está dirigida a obtener, coordinar, articular y producir información de manera confiable, en ciencia, tecnología e innovación en el territorio Nacional, con fines comparativos de interrelación y participación del sector público.

Se propone la ejecución de los proyectos que se señalan a continuación:

- Fortalecimiento de los registros nacionales de investigaciones, innovaciones, institutos, telecomunicaciones e industrias intermedias y del Programa de Estímulo a la Investigación e Innovación (PEI)

- Observatorio integral, como nueva geometría del espacio para alcanzar la desconcentración poblacional y bienestar social en la región central.

- Democratización y socialización de la información en ciencia, tecnología, innovación, industrias intermedias y telecomunicaciones

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**137.686.400**
INGRESOS CORRIENTES ORDINARIOS	137.686.400
TRANSFERENCIAS CORRIENTES	137.686.400
Transferencias corrientes del sector público	137.686.400
Transferencias corrientes internas recibidas del sector público	137.686.400
De la República	26.000.000
De los entes descentralizados sin fines empresariales	111.686.400
INGRESOS DE CAPITAL	**668.000**
RECURSOS PROPIOS DE CAPITAL	668.000
Incremento de la depreciación y amortización acumuladas	668.000
FUENTES DE FINANCIAMIENTO	**8.197.013**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	8.197.013
Disminución de otros activos financieros	8.197.013
Disminución de disponibilidades	8.197.013
Disminución de caja	8.197.013
TOTAL RECURSOS	**146.551.413**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**143.938.364**
GASTOS DE CONSUMO	32.018.764
Remuneraciones	24.049.488
Sueldos, salarios y otras retribuciones	7.375.628
Beneficios y complementos de sueldos y salarios	7.745.356
Aportes patronales	616.646
Prestaciones sociales y otras indemnizaciones	1.536.000
Asistencia socioeconómica	6.475.858
Otros gastos de personal	300.000
Compra de bienes y servicios	7.301.276
Bienes de consumo	2.042.041
Servicios no personales	5.259.235
Depreciación y amortización	668.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	111.919.600
Al sector privado	111.919.600
Transferencias corrientes al sector privado	111.919.600
Directas a personas	233.200
Jubilaciones y otros beneficios asociados	203.200
Otras transferencias directas a personas	30.000
Otras transferencias corrientes internas al sector privado	111.686.400
GASTOS DE CAPITAL	**2.613.049**
INVERSIÓN REAL DIRECTA	2.613.049
Formación bruta de capital Fijo	2.613.049
Maquinaria, equipos y otros bienes muebles	2.613.049
TOTAL GASTOS	**146.551.413**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
114491	Fortalecimiento de los registros nacionales de investigaciones, innovaciones, institutos, telecomunicaciones e industrias intermedias y del Programa de Estímulo a la Investigación e Innovación (PEI)	Sistema			1	1.053.387	7.753.882		111.686.400	120.493.669
114493	Observatorio integral como nueva geometría del espacio para alcanzar la desconcentración poblacional y bienestar social en la región central.	Sistema			1	324.644	1.982.568			2.307.212
114581	Democratización y socialización de la información en Ciencia, Tecnología, Innovación, Industrias Intermedias y Telecomunicaciones	Sistema			1	1.371.900	1.379.176			2.751.076
TOTAL						2.749.931	11.115.626		111.686.400	125.551.957

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
01	Dirección y Coordinación de los Gastos de los Trabajadores	535.500	14.884.374			15.419.874
02	Gestión Administrativa	5.376.382				5.376.382
03	Previsión y Protección Social	203.200				203.200
TOTAL		6.115.082	14.884.374			20.999.456

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**35**	**26**		**61**	**3.965.150**		**3.965.150**
Alto Nivel y de Dirección	5	4		9	594.000		594.000
Profesional y Técnico	25	18		43	2.958.381		2.958.381
Personal Administrativo	5	4		9	412.769		412.769
Personal Contratado	**17**	**17**		**34**	**3.140.814**		**3.140.814**
Profesional y Técnico	15	12		27	2.800.000		2.800.000
Personal Administrativo	2	5		7	340.814		340.814
TOTAL	**52**	**43**		**95**	**7.105.964**		**7.105.964**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados		**1**	**1**	**203.200**
Empleados		1	1	203.200
TOTAL		**1**	**1**	**203.200**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	24.049.488
4.02	Materiales, suministros y mercancías	2.042.041
4.03	Servicios no personales	5.259.235
4.04	Activos reales	2.613.049
4.07	Transferencias y donaciones	111.919.600
4.08	Otros gastos	668.000
	TOTAL	**146.551.413**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**137.686.400**
INGRESOS CORRIENTES ORDINARIOS	137.686.400
TRANSFERENCIAS CORRIENTES	137.686.400
Transferencias corrientes del sector público	137.686.400
Transferencias corrientes internas recibidas del sector público	137.686.400
De la República	26.000.000
Recursos Ordinarios	26.000.000
De los entes descentralizados sin fines empresariales	111.686.400
1.2 GASTOS CORRIENTES	**143.938.364**
GASTOS DE CONSUMO	32.018.764
Remuneraciones	24.049.488
Sueldos, salarios y otras retribuciones	7.375.628
Beneficios y complementos de sueldos y salarios	7.745.356
Aportes patronales	616.646
Prestaciones sociales y otras indemnizaciones	1.536.000
Asistencia socioeconómica	6.475.858
Otros gastos de personal	300.000
Compra de bienes y servicios	7.301.276
Bienes de consumo	2.042.041
Servicios no personales	5.259.235
Depreciación y amortización	668.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	111.919.600
Al sector privado	111.919.600
Transferencias corrientes al sector privado	111.919.600
Directas a personas	233.200
Jubilaciones y otros beneficios asociados	203.200
Otras transferencias directas a personas	30.000
Otras transferencias corrientes internas al sector privado	111.686.400
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(6.251.964)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(5.583.964)**
RECURSOS PROPIOS DE CAPITAL	(5.583.964)
Desahorro en Cuenta Corriente	(6.251.964)
Incremento de la depreciación y amortización acumuladas	668.000
2.2 GASTOS DE CAPITAL	**2.613.049**
INVERSIÓN REAL DIRECTA	2.613.049
Formación bruta de capital Fijo	2.613.049
Maquinaria, equipos y otros bienes muebles	2.613.049
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(8.197.013)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**8.197.013**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	8.197.013
Disminución de otros activos financieros	8.197.013
Disminución de disponibilidades	8.197.013
Disminución de caja	8.197.013
3.2 APLICACIONES FINANCIERAS	**8.197.013**
DÉFICIT FINANCIERO	8.197.013

A0209

Centro Nacional de Tecnologías de Información (CNTI)

CENTRO NACIONAL DE TECNOLOGÍAS DE INFORMACIÓN (CNTI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Centro Nacional de Tecnologías de Información (CNTI) tiene como misión potenciar los esfuerzos en materia de Tecnologías de Información, que se desarrollen en el sector Gobierno y en las comunidades organizadas, con el fin de contribuir a la eficiencia y efectividad del Estado, así como impulsar el desarrollo y fortalecimiento de la capacidad nacional del sector de las Tecnologías de Información (TI) y sus objetivos generales son:

- Contribuir a la implantación de Tecnologías de Información Libres en el Gobierno Nacional para el fomento y consolidación de la soberanía de la Nación.
- Implantar y articular plataformas y servicios en tecnologías de información libres para agilizar los procesos de servicios públicos en beneficio de las comunidades dentro del marco de eficiencia, eficacia y transparencia.
- Contribuir con el desarrollo de las comunidades organizadas respecto a su educación y formación, haciendo uso efectivo de las Tecnologías de Información.
- Fortalecer el proceso de desarrollo endógeno, la independencia tecnológica y la consolidación de la Industria Nacional de Tecnologías de Información Libres.
- Vincular el desarrollo de una plataforma tecnológica a mecanismos de certificación, estándares y normas para la prestación de servicios públicos de calidad.
- Impulsar al CNTI hacia un tipo de organización ágil, eficiente, dinámica y con una alta capacidad de respuesta a las necesidades de la sociedad y del Estado en materia de Tecnologías de Información.

Entre los proyectos a ejecutar en el ejercicio fiscal tenemos:

- Fortalecimiento de la plataforma tecnológica colaborativa orientada, a la prestación de los servicios en Tecnologías de Información Libres para la Administración Pública Nacional (APN) y las comunidades organizadas.
- Modernización de plataformas y sistemas tecnológicos para el impulso de las Tecnologías de Información Libres en las instituciones de la Administración Pública Nacional y en las comunidades organizadas.
- Canaima Educativo, Tecnologías de Información Libres en apoyo al proceso de educación de niñas y niños en el subsistema de educación primaria.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**68.489.881**
INGRESOS CORRIENTES ORDINARIOS	68.489.881
INGRESOS DE OPERACIÓN	18.289.881
Otros ingresos de operación	18.289.881
INGRESOS DE LA PROPIEDAD	200.000
Intereses	200.000
Intereses internos	200.000
Intereses por depósitos	200.000
TRANSFERENCIAS CORRIENTES	50.000.000
Transferencias corrientes del sector público	50.000.000
Transferencias corrientes internas recibidas del sector público	50.000.000
De la República	50.000.000
FUENTES DE FINANCIAMIENTO	**6.652.890**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	6.652.890
Disminución de otros activos financieros	6.652.890
Disminución de disponibilidades	6.652.890
Disminución de Bancos	6.652.890
TOTAL RECURSOS	**75.142.771**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**74.132.109**
GASTOS DE CONSUMO	74.032.109
Remuneraciones	51.937.673
Sueldos, salarios y otras retribuciones	14.754.119
Beneficios y complementos de sueldos y salarios	22.202.431
Aportes patronales	1.855.116
Prestaciones sociales y otras indemnizaciones	4.885.041
Asistencia socioeconómica	8.240.966
Compra de bienes y servicios	20.787.541
Bienes de consumo	3.101.502
Servicios no personales	17.686.039
Impuestos indirectos	1.306.895
TRANSFERENCIAS Y DONACIONES CORRIENTES	100.000
Al sector privado	100.000
Transferencias corrientes al sector privado	100.000
Directas a personas	100.000
Jubilaciones y otros beneficios asociados	100.000
GASTOS DE CAPITAL	**1.010.662**
INVERSIÓN REAL DIRECTA	1.010.662
Formación bruta de capital Fijo	1.010.662
Maquinaria, equipos y otros bienes muebles	1.010.662
TOTAL GASTOS	**75.142.771**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114068	Fortalecimiento de la Plataforma Tecnológica Colaborativa orientada a la prestación de los Servicios en Tecnologías de Información Libres (TIL) para la Administración Pública Nacional (APN)	Servicio Prestado			44	1.792.890	27.562.250			29.355.140
114154	Modernización de plataformas y sistemas tecnológicos para el impulso de las Tecnologías de Información Libres (TIL) en las instituciones de la Administración Pública Nacional (APN)	Módulo de Tecnología			10	11.325.929	1.810.970			13.136.899
114170	Canaima Educativo, Tecnologías de Información Libres en apoyo al proceso de educación de niñas y niños en el subsistema de educación primaria	Módulo de Tecnología			4	7.013.952				7.013.952
TOTAL						**20.132.771**	**29.373.220**			**49.505.991**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	200.000	20.626.780			20.826.780
02	Gestión Administrativa	4.710.000				4.710.000
03	Previsión y Protección Social	100.000				100.000
TOTAL		**5.010.000**	**20.626.780**			**25.636.780**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**130**	**121**		**251**	**10.687.140**	**2.359.118**	**13.046.258**
Alto Nivel y de Dirección	23	26		49	3.118.092	651.532	3.769.624
Profesional y Técnico	85	80		165	6.522.564	1.472.030	7.994.594
Personal Administrativo	19	6		25	762.564	168.802	931.366
Obrero	3	9		12	283.920	66.754	350.674
Personal Contratado			**10**	**10**	**2.734.783**		**2.734.783**
Profesional y Técnico			10	10	2.734.783		2.734.783
TOTAL	**130**	**121**	**10**	**261**	**13.421.923**	**2.359.118**	**15.781.041**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**2**	**1**	**3**	**100.000**
Empleados	2	1	3	100.000
TOTAL	**2**	**1**	**3**	**100.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	51.937.673
4.02	Materiales, suministros y mercancías	3.101.502
4.03	Servicios no personales	18.992.934
4.04	Activos reales	1.010.662
4.07	Transferencias y donaciones	100.000
	TOTAL	**75.142.771**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**68.489.881**
INGRESOS CORRIENTES ORDINARIOS	68.489.881
INGRESOS DE OPERACIÓN	18.289.881
Otros ingresos de operación	18.289.881
INGRESOS DE LA PROPIEDAD	200.000
Intereses	200.000
Intereses internos	200.000
Intereses por depósitos	200.000
TRANSFERENCIAS CORRIENTES	50.000.000
Transferencias corrientes del sector público	50.000.000
Transferencias corrientes internas recibidas del sector público	50.000.000
De la República	50.000.000
Recursos Ordinarios	50.000.000
1.2 GASTOS CORRIENTES	**74.132.109**
GASTOS DE CONSUMO	74.032.109
Remuneraciones	51.937.673
Sueldos, salarios y otras retribuciones	14.754.119
Beneficios y complementos de sueldos y salarios	22.202.431
Aportes patronales	1.855.116
Prestaciones sociales y otras indemnizaciones	4.885.041
Asistencia socioeconómica	8.240.966
Compra de bienes y servicios	20.787.541
Bienes de consumo	3.101.502
Servicios no personales	17.686.039
Impuestos indirectos	1.306.895
TRANSFERENCIAS Y DONACIONES CORRIENTES	100.000
Al sector privado	100.000
Transferencias corrientes al sector privado	100.000
Directas a personas	100.000
Jubilaciones y otros beneficios asociados	100.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(5.642.228)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(5.642.228)**
RECURSOS PROPIOS DE CAPITAL	(5.642.228)
Desahorro en Cuenta Corriente	(5.642.228)
2.2 GASTOS DE CAPITAL	**1.010.662**
INVERSIÓN REAL DIRECTA	1.010.662
Formación bruta de capital Fijo	1.010.662
Maquinaria, equipos y otros bienes muebles	1.010.662
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(6.652.890)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**6.652.890**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	6.652.890
Disminución de otros activos financieros	6.652.890
Disminución de disponibilidades	6.652.890
Disminución de Bancos	6.652.890
3.2 APLICACIONES FINANCIERAS	**6.652.890**
DÉFICIT FINANCIERO	6.652.890

A0233

Registro Nacional Único de Operadores de Sustancias Químicas Controladas

REGISTRO NACIONAL ÚNICO DE OPERADORES DE SUSTANCIAS QUÍMICAS CONTROLADAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Registro Único de Operadores de Sustancias Químicas Controladas, creado de conformidad con el Artículo 72 de la Ley Orgánica de Drogas, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela, N° 39.510 de fecha 15-09-2010, adscrito al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias.

De acuerdo al Artículo 73 de la Ley Orgánica de Drogas, el Registro Único de Operadores de Sustancias Químicas Controladas "tiene como objeto tramitar y contribuir a la emisión de las licencias solicitadas por las empresas operadoras de sustancias químicas, es decir el control administrativo de la producción, fabricación, preparación, transformación, almacenamiento, comercialización, corretaje, exportación e importación, transporte, desecho, así como cualquier otro tipo de transacción en la que se encuentren involucradas las sustancias químicas controladas por esta Ley, incluso cuando estas sustancias se hallen en modalidad de desecho".

Espera ejecutar el proyecto "Puesta en Marcha del Registro Nacional Único de Operadores de Sustancias Químicas Controladas" para iniciar sus operaciones".

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**1.000.000**
INGRESOS CORRIENTES ORDINARIOS	1.000.000
TRANSFERENCIAS CORRIENTES	1.000.000
Transferencias corrientes del sector público	1.000.000
Transferencias corrientes internas recibidas del sector público	1.000.000
De la República	1.000.000
TOTAL RECURSOS	**1.000.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**882.997**
GASTOS DE CONSUMO	882.997
Remuneraciones	505.048
Sueldos, salarios y otras retribuciones	264.000
Beneficios y complementos de sueldos y salarios	153.608
Aportes patronales	19.140
Prestaciones sociales y otras indemnizaciones	44.000
Asistencia socioeconómica	24.300
Compra de bienes y servicios	377.949
Bienes de consumo	159.149
Servicios no personales	218.800
GASTOS DE CAPITAL	**117.003**
INVERSIÓN REAL DIRECTA	117.003
Formación bruta de capital Fijo	117.003
Maquinaria, equipos y otros bienes muebles	90.003
Bienes preexistentes	27.000
TOTAL GASTOS	**1.000.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116407	Puesta en Marcha del Registro Nacional Único de Operadores de Sustancias Químicas Controladas.	Documento			28.000		690.673			690.673
TOTAL							**690.673**			**690.673**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		232.654			232.654
02	Gestión Administrativa		76.673			76.673
TOTAL			**309.327**			**309.327**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1**	**1**		**2**	**174.000**		**174.000**
Directivo	1			1	114.000		114.000
Profesional y Técnico		1		1	60.000		60.000
Personal Contratado	**1**	**1**		**2**	**90.000**		**90.000**
Profesional y Técnico	1			1	60.000		60.000
Personal Administrativo		1		1	30.000		30.000
TOTAL	**2**	**2**		**4**	**264.000**		**264.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	505.048
4.02	Materiales, suministros y mercancías	159.149
4.03	Servicios no personales	218.800
4.04	Activos reales	117.003
	TOTAL	**1.000.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.000.000**
INGRESOS CORRIENTES ORDINARIOS	1.000.000
TRANSFERENCIAS CORRIENTES	1.000.000
Transferencias corrientes del sector público	1.000.000
Transferencias corrientes internas recibidas del sector público	1.000.000
De la República	1.000.000
Recursos Ordinarios	1.000.000
1.2 GASTOS CORRIENTES	**882.997**
GASTOS DE CONSUMO	882.997
Remuneraciones	505.048
Sueldos, salarios y otras retribuciones	264.000
Beneficios y complementos de sueldos y salarios	153.608
Aportes patronales	19.140
Prestaciones sociales y otras indemnizaciones	44.000
Asistencia socioeconómica	24.300
Compra de bienes y servicios	377.949
Bienes de consumo	159.149
Servicios no personales	218.800
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**117.003**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**117.003**
RECURSOS PROPIOS DE CAPITAL	117.003
Ahorro en Cuenta Corriente	117.003
2.2 GASTOS DE CAPITAL	**117.003**
INVERSIÓN REAL DIRECTA	117.003
Formación bruta de capital Fijo	117.003
Maquinaria, equipos y otros bienes muebles	90.003
Bienes preexistentes	27.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0303

Fundación Centro de Investigaciones del Estado para la Producción Experimental Agroindustrial (CIEPE)

FUNDACIÓN CENTRO DE INVESTIGACIONES DEL ESTADO PARA LA PRODUCCIÓN EXPERIMENTAL AGROINDUSTRIAL (CIEPE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación tiene como misión innovar y desarrollar soluciones tecnológicas, para las necesidades de los diferentes actores del sistema agroproductivo a fin de fortalecer la seguridad alimentaria a través de la investigación, acompañamiento, formación, transferencia tecnológica, con énfasis en los procesos agroindustriales, todo ello alineado a las directrices del plan estratégico Simón Bolívar, en concordancia con el Plan Nacional de Ciencia Tecnología e Innovación, en este sentido, se tiene previsto ejecutar el proyecto que se señala a continuación:

- Fortalecimiento de laboratorios y planta de la Fundación CIEPE para la producción de conocimientos científicos tecnológicos requeridos en el área agroindustrial, para ello se establece como política, ampliar las capacidades tecnológicas de los laboratorios y de la planta piloto, mediante la dotación de materiales para obtener su normal funcionamiento.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**18.500.000**
INGRESOS CORRIENTES ORDINARIOS	18.500.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.051.321
Venta de otros bienes y servicios	2.051.321
TRANSFERENCIAS CORRIENTES	16.367.194
Transferencias corrientes del sector público	16.367.194
Transferencias corrientes internas recibidas del sector público	16.367.194
De la República	15.117.824
De los entes descentralizados sin fines empresariales	1.249.370
OTROS INGRESOS	81.485
Otros ingresos ajenos a la operación	81.485
INGRESOS DE CAPITAL	**2.800.000**
RECURSOS PROPIOS DE CAPITAL	2.800.000
Incremento de la depreciación y amortización acumuladas	2.800.000
FUENTES DE FINANCIAMIENTO	**350.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	350.000
Disminución de otros activos financieros	350.000
Disminución de disponibilidades	200.000
Disminución de Bancos	200.000
Disminución de cuentas por cobrar a corto plazo	150.000
Disminución de cuentas comerciales por cobrar a corto plazo	150.000
TOTAL RECURSOS	**21.650.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**21.404.000**
GASTOS DE CONSUMO	20.538.174
Remuneraciones	11.621.966
Sueldos, salarios y otras retribuciones	4.029.972
Beneficios y complementos de sueldos y salarios	3.886.393
Aportes patronales	416.991
Prestaciones sociales y otras indemnizaciones	653.731
Asistencia socioeconómica	2.634.879
Compra de bienes y servicios	6.116.208
Bienes de consumo	2.426.223
Servicios no personales	3.689.985
Depreciación y amortización	2.800.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	865.826
Al sector privado	863.826
Transferencias corrientes al sector privado	858.826
Directas a personas	858.826
Jubilaciones y otros beneficios asociados	858.826
Donaciones corrientes al sector privado	5.000
Donaciones a personas	5.000
Al sector público	2.000
Donaciones corrientes al sector público	2.000
A los entes descentralizados sin fines empresariales	2.000
GASTOS DE CAPITAL	**216.000**
INVERSIÓN REAL DIRECTA	216.000
Formación bruta de capital Fijo	216.000
Maquinaria, equipos y otros bienes muebles	216.000
APLICACIONES FINANCIERAS	**30.000**
DISMINUCIÓN DE PASIVOS	30.000
Disminución de cuentas y efectos por pagar	30.000
Disminución de cuentas y efectos por pagar a corto plazo	30.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	30.000
TOTAL GASTOS	**21.650.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114520	Fortalecimiento de laboratorios y planta de la Fundación Ciepe para la producción de conocimientos científicos tecnológicos requeridos en el área agroindustrial	Institución Fortalecida			1	1.277.641	6.173.520		1.249.370	8.700.531
TOTAL						1.277.641	6.173.520		1.249.370	8.700.531

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		5.927.978			5.927.978
02	Gestión Administrativa	4.005.165	2.157.500			6.162.665
03	Previsión y Protección Social		858.826			858.826
TOTAL		4.005.165	8.944.304			12.949.469

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**72**	**59**		**131**	**3.746.069**		**3.746.069**
Alto Nivel y de Dirección	4	4		8	523.553		523.553
Profesional y Técnico	56	28		84	2.441.780		2.441.780
Personal Administrativo	7	9		16	353.429		353.429
Obrero	5	18		23	427.307		427.307
Personal Contratado	**3**	**3**		**6**	**133.904**		**133.904**
Profesional y Técnico	3	3		6	133.904		133.904
TOTAL	**75**	**62**		**137**	**3.879.973**		**3.879.973**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**8**	**5**	**13**	**858.826**
Obreros	5	1	6	393.363
Empleados	3	4	7	465.463
TOTAL	**8**	**5**	**13**	**243.342**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	11.621.966
4.02	Materiales, suministros y mercancías	2.426.223
4.03	Servicios no personales	3.689.985
4.04	Activos reales	216.000
4.07	Transferencias y donaciones	865.826
4.08	Otros gastos	2.800.000
4.11	Disminución de pasivos	30.000
	TOTAL	**21.650.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**18.500.000**
INGRESOS CORRIENTES ORDINARIOS	18.500.000
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	2.051.321
Venta de otros bienes y servicios	2.051.321
TRANSFERENCIAS CORRIENTES	16.367.194
Transferencias corrientes del sector público	16.367.194
Transferencias corrientes internas recibidas del sector público	16.367.194
De la República	15.117.824
Recursos Ordinarios	15.117.824
De los entes descentralizados sin fines empresariales	1.249.370
OTROS INGRESOS	81.485
Otros ingresos ajenos a la operación	81.485
1.2 GASTOS CORRIENTES	**21.404.000**
GASTOS DE CONSUMO	20.538.174
Remuneraciones	11.621.966
Sueldos, salarios y otras retribuciones	4.029.972
Beneficios y complementos de sueldos y salarios	3.886.393
Aportes patronales	416.991
Prestaciones sociales y otras indemnizaciones	653.731
Asistencia socioeconómica	2.634.879
Compra de bienes y servicios	6.116.208
Bienes de consumo	2.426.223
Servicios no personales	3.689.985
Depreciación y amortización	2.800.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	865.826
Al sector privado	863.826
Transferencias corrientes al sector privado	858.826
Directas a personas	858.826
Jubilaciones y otros beneficios asociados	858.826
Donaciones corrientes al sector privado	5.000
Donaciones a personas	5.000
Al sector público	2.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Donaciones corrientes al sector público	2.000
A los entes descentralizados sin fines empresariales	2.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(2.904.000)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(104.000)**
RECURSOS PROPIOS DE CAPITAL	(104.000)
Desahorro en Cuenta Corriente	(2.904.000)
Incremento de la depreciación y amortización acumuladas	2.800.000
2.2 GASTOS DE CAPITAL	**216.000**
INVERSIÓN REAL DIRECTA	216.000
Formación bruta de capital Fijo	216.000
Maquinaria, equipos y otros bienes muebles	216.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(320.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**350.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	350.000
Disminución de otros activos financieros	350.000
Disminución de disponibilidades	200.000
Disminución de Bancos	200.000
Disminución de cuentas por cobrar a corto plazo	150.000
Disminución de cuentas comerciales por cobrar a corto plazo	150.000
3.2 APLICACIONES FINANCIERAS	**350.000**
DISMINUCIÓN DE PASIVOS	30.000
Disminución de cuentas y efectos por pagar	30.000
Disminución de cuentas y efectos por pagar a corto plazo	30.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	30.000
DÉFICIT FINANCIERO	320.000

A0313

Fundación Instituto de Estudios Avanzados (IDEA)

FUNDACIÓN INSTITUTO DE ESTUDIOS AVANZADOS (IDEA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Instituto de Estudios Avanzados (IDEA), fue creada el 15 de noviembre de 1979 y desde su inicio en el campus, realiza investigaciones en biología humana, específicamente en neurología y genética. Recientemente, se crearon unidades de investigación en genómica, en biotecnología de plantas, en biotecnología aplicada al petróleo, al ambiente y a los recursos naturales en bioética y bioseguridad.

La visión del IDEA, es constituirse en un Instituto de referencia nacional e internacional en biotecnología y áreas afines a la biología. Su orientación debe ser la búsqueda de la excelencia científica y académica, promoviendo el carácter competitivo e innovador en dichas áreas. Así mismo, fomentar la generación de conocimientos en bioética y bioseguridad con el propósito de preservar la biodiversidad y mejorar la percepción pública sobre los productos, procesos y servicios de la bioindustria.

La misión del IDEA, es organizar, coordinar y crear espacios que concentren a grupos de investigadores, con el propósito de desarrollar programas y proyectos de investigación e innovación en el área de las ciencias biológicas y afines. Ello facilitará, el flujo de conocimientos relacionados con la biotecnología, la bioética y la bioseguridad, para mejorar la calidad de vida, preservar la biodiversidad y contribuir con el progreso del país y de la región.

IDEA, es la ciudadela de la innovación en Ciencias de la Vida y la Salud; cuenta con laboratorios espaciosos y bien diseñados, en un ambiente agradable y tranquilo. Además, posee un Centro de Convenciones con amplios salones de conferencias y auditórium con facilidades de hospedaje y alimentación.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**56.149.806**
INGRESOS CORRIENTES ORDINARIOS	56.149.806
TRANSFERENCIAS CORRIENTES	55.571.275
Transferencias corrientes del sector público	55.571.275
Transferencias corrientes internas recibidas del sector público	55.571.275
De la República	55.571.275
OTROS INGRESOS	578.531
Otros ingresos ajenos a la operación	578.531
INGRESOS DE CAPITAL	**2.643.000**
RECURSOS PROPIOS DE CAPITAL	2.643.000
Incremento de la depreciación y amortización acumulada	2.643.000
TOTAL RECURSOS	**58.792.806**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**58.792.806**
GASTOS DE CONSUMO	56.819.565
Remuneraciones	39.888.989
Sueldos, salarios y otras retribuciones	8.165.139
Beneficios y complementos de sueldos y salarios	15.029.417
Aportes patronales	1.225.239
Prestaciones sociales y otras indemnizaciones	4.217.376
Asistencia socioeconómica	11.108.868
Otros gastos de personal	142.950
Compra de bienes y servicios	14.287.576
Bienes de consumo	2.716.531
Servicios no personales	11.571.045
Depreciación y amortización	2.643.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.973.241
Al sector privado	1.973.241
Transferencias corrientes al sector privado	1.973.241
Directas a personas	1.973.241
Jubilaciones y otros beneficios asociados	1.973.241
TOTAL GASTOS	**58.792.806**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114223	Generación de investigaciones, desarrollos tecnológicos, procesos y transferencias de asistencia, tecnología y formación en áreas de salud, agricultura, energía y ambiente, socio-política y cultura.	Investigación			54	150.000	2.610.659			2.760.659
114282	Prestación de servicios científico-tecnológicos útiles al estado en los sectores agrícola, salud ,energía y ambiente	Servicio Prestado			105.650	428.531	11.435.468			11.863.999
TOTAL						578.531	14.046.127			14.624.658

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		25.995.970			25.995.970
02	Gestión Administrativa	2.643.000	13.555.937			16.198.937
03	Previsión y Protección Social		1.973.241			1.973.241
TOTAL		2.643.000	41.525.148			44.168.148

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**204**	**164**	**5**	**373**	**7.484.247**		**7.484.247**
Alto Nivel y de Dirección	4	9		13	394.473		394.473
Profesional y Técnico	55	40	1	96	1.794.443		1.794.443
Personal Administrativo	33	13		46	762.172		762.172
Personal de Investigación	81	51	4	136	3.450.234		3.450.234
Obrero	31	51		82	1.082.925		1.082.925
Personal Contratado	**3**	**14**		**17**	**564.921**		**564.921**
Directivo		1		1	42.271		42.271
Profesional y Técnico	1	2		3	205.403		205.403
Personal de Investigación	1			1	24.636		24.636
Obrero	1	11		12	292.611		292.611
TOTAL	**207**	**178**	**5**	**390**	**8.049.168**		**8.049.168**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**15**	**18**	**33**	**1.973.241**
Obreros	3	11	14	853.293
Empleados	12	7	19	1.119.948
TOTAL	**15**	**18**	**33**	**1.973.241**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	39.888.989
4.02	Materiales, suministros y mercancías	2.716.531
4.03	Servicios no personales	11.571.045
4.07	Transferencias y donaciones	1.973.241
4.08	Otros gastos	2.643.000
	TOTAL	**58.792.806**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**56.149.806**
INGRESOS CORRIENTES ORDINARIOS	56.149.806
TRANSFERENCIAS CORRIENTES	55.571.275
Transferencias corrientes del sector público	55.571.275
Transferencias corrientes internas recibidas del sector público	55.571.275
De la República	55.571.275
Recursos Ordinarios	55.571.275
OTROS INGRESOS	578.531
Otros ingresos ajenos a la operación	578.531
1.2 GASTOS CORRIENTES	**58.792.806**
GASTOS DE CONSUMO	56.819.565
Remuneraciones	39.888.989
Sueldos, salarios y otras retribuciones	8.165.139
Beneficios y complementos de sueldos y salarios	15.029.417
Aportes patronales	1.225.239
Prestaciones sociales y otras indemnizaciones	4.217.376
Asistencia socioeconómica	11.108.868
Otros gastos de personal	142.950
Compra de bienes y servicios	14.287.576
Bienes de consumo	2.716.531
Servicios no personales	11.571.045
Depreciación y amortización	2.643.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.973.241
Al sector privado	1.973.241
Transferencias corrientes al sector privado	1.973.241
Directas a personas	1.973.241
Jubilaciones y otros beneficios asociados	1.973.241
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(2.643.000)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	
Desahorro en Cuenta Corriente	(2.643.000)
Incremento de la depreciación y amortización acumulada	2.643.000
2.3 RESULTADO FINANCIERO: EQUILILBRIO	**0**

A0314

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Anzoátegui (Fundacite-Anzoátegui)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO ANZOÁTEGUI (FUNDACITE-ANZOÁTEGUI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el estado Anzoátegui, actualmente adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada mediante Decreto Presidencial N° 1.763, de fecha 01 de agosto de 1991, publicado en la Gaceta Oficial de la República de Venezuela N° 34.769, de fecha 05 de agosto de 1991, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 12.095.325, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	2.873.305
– Aportes del Poder Estadal	Bs.	1.500.000
– Recursos Propios	Bs.	7.722.020
Total	**Bs.**	**12.095.325**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Seis Millones Ochenta y Dos Mil Ciento Cuarenta y Siete Bolívares exactos (Bs. 6.082.147) y por Acciones Centralizadas, un monto de Seis Millones Trece Mil Ciento Setenta y Ocho Bolívares exactos (Bs. 6.013.178); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	6.302.327
– Materiales, Suministros y Mercancías	Bs.	397.205
– Servicios No Personales	Bs.	2.882.793
– Activos Reales	Bs.	518.000
– Transferencias y Donaciones	Bs.	1.295.000
– Otros Gastos	Bs.	700.000
Total	**Bs.**	**12.095.325**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución de los proyectos siguientes:

- Fortalecer la construcción de la nueva institucionalidad entre los actores del Sistema de Ciencia, Tecnología, Innovación e Industrias Intermedias presentes en el estado Anzoátegui.

- Consolidación del tejido social, a través de una visión integrada de la ciencia, tecnología, desarrollo industrial y saberes ancestrales/populares en el estado Anzoátegui.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	7.204.020
– Cuenta Capital:	Déficit	Bs.	7.022.020

- **CUENTA FINANCIERA:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de Bs. 7.022.020, la cual se destinará a financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	**4.373.305**
TRANSFERENCIAS CORRIENTES	4.373.305
Transferencias corrientes del sector público	4.373.305
Transferencias corrientes internas recibidas del sector público	4.373.305
De la República	2.873.305
Del Poder Estadal	1.500.000
INGRESOS DE CAPITAL	**700.000**
RECURSOS PROPIOS DE CAPITAL	700.000
Incremento de la depreciación y amortización acumuladas	700.000
FUENTES DE FINANCIAMIENTO	**7.022.020**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	7.022.020
Disminución de otros activos financieros	7.022.020
Disminución de disponibilidades	7.022.020
Disminución de Bancos	7.022.020
TOTAL RECURSOS	**12.095.325**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**11.577.325**
GASTOS DE CONSUMO	10.282.325
Remuneraciones	6.302.327
Sueldos, salarios y otras retribuciones	1.623.494
Beneficios y complementos de sueldos y salarios	3.305.247
Aportes patronales	184.135
Prestaciones sociales y otras indemnizaciones	781.353
Asistencia socioeconómica	408.098
Compra de bienes y servicios	3.279.998
Bienes de consumo	397.205
Servicios no personales	2.882.793
Depreciación y amortización	700.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.295.000
Al sector privado	1.295.000
Transferencias corrientes al sector privado	1.215.000
Otras transferencias corrientes internas al sector privado	1.215.000
Donaciones corrientes al sector privado	80.000
Donaciones a personas	80.000
GASTOS DE CAPITAL	**518.000**
INVERSIÓN REAL DIRECTA	518.000
Formación bruta de capital fijo	518.000
Bienes preexistentes	368.000
Construcciones de bienes de dominio privado	150.000
TOTAL GASTOS	**12.095.325**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114014	Fortalecer la construcción de la nueva institucionalidad entre los actores del sistema de ciencia, tecnología, innovación e industrias intermedias presentes en el estado Anzoátegui, para el fortalecimiento del Poder Popular, y la rectificación y reimpulso de la Misión Ciencia	Actividad en CTI			2.136	2.963.874	975.144		434.137	4.373.155
114049	Consolidación del tejido social, a través de una visión integrada de la ciencia, tecnología, desarrollo industrial y saberes ancestrales / populares en el estado Anzoátegui	Organización			1	1.333.904	250.087		125.001	1.708.992
	TOTAL					**4.297.778**	**1.225.231**		**559.138**	**6.082.147**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	1.002.492	1.648.074		345.842	2.996.408
02	Gestión Administrativa	2.421.750			595.020	3.016.770
	TOTAL	**3.424.242**	**1.648.074**		**940.862**	**6.013.178**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**22**	**12**	**5**	**39**	**858.004**		**858.004**
Alto Nivel y de Dirección		2		2	86.072		86.072
Profesional y Técnico	16	5	2	23	511.830		511.830
Personal Administrativo	5	1	2	8	148.629		148.629
Obrero	1	4	1	6	111.473		111.473
Personal Contratado	**2**	**6**	**14**	**22**	**738.579**		**738.579**
Profesional y Técnico	2	6	14	22	738.579		738.579
TOTAL	**24**	**18**	**19**	**61**	**1.596.583**		**1.596.583**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	6.302.327
4.02	Materiales, suministros y mercancías	397.205
4.03	Servicios no personales	2.882.793
4.04	Activos reales	518.000
4.07	Transferencias y donaciones	1.295.000
4.08	Otros gastos	700.000
	TOTAL	**12.095.325**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.373.305**
INGRESOS CORRIENTE ORDINARIO	4.373.305
TRANSFERENCIAS CORRIENTES	4.373.305
Transferencias corrientes del sector público	4.373.305
Transferencias corrientes internas recibidas del sector público	4.373.305
De la República	2.873.305
Recursos Ordinarios	2.873.305
Del Poder Estadal	1.500.000
1.2 GASTOS CORRIENTES	**11.577.325**
GASTOS DE CONSUMO	10.282.325
Remuneraciones	6.302.327
Sueldos, salarios y otras retribuciones	1.623.494
Beneficios y complementos de sueldos y salarios	3.305.247
Aportes patronales	184.135
Prestaciones sociales y otras indemnizaciones	781.353
Asistencia socioeconómica	408.098
Compra de bienes y servicios	3.279.998
Bienes de consumo	397.205
Servicios no personales	2.882.793
Depreciación y amortización	700.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.295.000
Al sector privado	1.295.000
Transferencias corrientes al sector privado	1.215.000
Otras transferencias corrientes internas al sector privado	1.215.000
Donaciones corrientes al sector privado	80.000
Donaciones a personas	80.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(7.204.020)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(6.504.020)**
RECURSOS PROPIOS DE CAPITAL	(6.504.020)
Desahorro en Cuenta Corriente	(7.204.020)
Incremento de la depreciación y amortización acumuladas	700.000
2.2 GASTOS DE CAPITAL	**518.000**
INVERSIÓN REAL DIRECTA	518.000
Formación bruta de capital fijo	518.000
Bienes preexistentes	368.000
Construcciones de bienes de dominio privado	150.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(7.022.020)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**7.022.020**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	7.022.020
Disminución de otros activos financieros	7.022.020
Disminución de disponibilidades	7.022.020
Disminución de Bancos	7.022.020
3.2 APLICACIONES FINANCIERAS	**7.022.020**
DÉFICIT FINANCIERO	7.022.020

A0315

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Aragua (Fundacite-Aragua)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO ARAGUA (FUNDACITE-ARAGUA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Ciencia y la Tecnología del estado Aragua, actualmente adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada mediante Decreto Presidencial N° 375, de fecha 27 de septiembre de 1.989, publicado en la Gaceta Oficial de la República de Venezuela N° 34.292, de fecha 27 de septiembre de 1989, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 20.299.790, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	5.500.000
– Aportes de entes descentralizados sin fines empresariales	Bs.	12.986.574
– Otras Fuentes	Bs.	1.813.216
Total	**Bs.**	**20.299.790**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Trece Millones Trescientos Mil Cuarenta y Dos Bolívares exactos (Bs. 13.300.042) y por Acciones Centralizadas, un monto de Seis Millones Novecientos Noventa y Nueve Mil Setecientos Cuarenta y Ocho Bolívares exactos (Bs. 6.999.748); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	12.931.824
– Materiales, Suministros y Mercancías	Bs.	664.912
– Servicios No Personales	Bs.	2.964.975
– Activos Reales	Bs.	638.812
– Transferencias y Donaciones	Bs.	2.449.267
– Otros Gastos	Bs.	650.000
Total	**Bs.**	**20.299.790**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución de los proyectos siguientes:

- Consolidación del tejido social, a través de una visión integrada de la ciencia, tecnología, desarrollo industrial y saberes ancestrales populares en el estado Aragua.

- Construcción de la nueva institucionalidad entre los actores del Sistema de Ciencia, Tecnología, Innovación e Industrias Intermedias presentes en el estado Aragua, para el fortalecimiento del poder popular. Rectificación y reimpulso de la Misión Ciencia.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	1.111.188
– Cuenta Capital:	Déficit	Bs.	1.100.000

- **CUENTA FINANCIERA:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de Bs. 1.100.000, la cual se destinará a financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**18.549.790**
INGRESOS CORRIENTES ORDINARIOS	18.549.790
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	63.216
Venta de otros bienes y servicios	63.216
TRANSFERENCIAS CORRIENTES	18.486.574
Transferencias corrientes del sector público	18.486.574
Transferencias corrientes internas recibidas del sector público	18.486.574
De la República	5.500.000
De los entes descentralizados sin fines empresariales	12.986.574
INGRESOS DE CAPITAL	**650.000**
RECURSOS PROPIOS DE CAPITAL	650.000
Incremento de la depreciación y amortización acumuladas	650.000
FUENTES DE FINANCIAMIENTO	**1.100.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.100.000
Disminución de otros activos financieros	1.100.000
Disminución de disponibilidades	1.100.000
Disminución de Bancos	1.100.000
TOTAL RECURSOS	**20.299.790**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**19.660.978**
GASTOS DE CONSUMO	17.211.711
Remuneraciones	12.931.824
Sueldos, salarios y otras retribuciones	6.092.321
Beneficios y complementos de sueldos y salarios	2.906.129
Aportes patronales	539.519
Prestaciones sociales y otras indemnizaciones	1.518.228
Asistencia socioeconómica	1.875.627
Compra de bienes y servicios	3.629.887
Bienes de consumo	664.912
Servicios no personales	2.964.975
Depreciación y amortización	650.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.449.267
Al sector privado	2.449.267
Transferencias corrientes al sector privado	2.219.267
Directas a personas	835.020
Pensiones y otros beneficios asociados	70.395
Jubilaciones y otros beneficios asociados	360.495
Otras transferencias directas a personas	404.130
A instituciones sin fines de lucro	1.384.247
Donaciones corrientes al sector privado	230.000
Donaciones a personas	230.000
GASTOS DE CAPITAL	**638.812**
INVERSIÓN REAL DIRECTA	638.812
Formación bruta de capital fijo	638.812
Maquinarias, equipos y otros bienes muebles	638.812
TOTAL GASTOS	**20.299.790**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113997	Fortalecimiento y articulación de las organizaciones socioproductivas e instituciones regionales vinculadas a la ciencia, la tecnología y las industrias intermedias en el estado Aragua	Persona Beneficiada	4.100	3.600	7.700	1.100.000	3.315.665		8.884.377	13.300.042
	TOTAL					**1.100.000**	**3.315.665**		**8.884.377**	**13.300.042**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	63.216	2.006.984		3.051.427	5.121.627
02	Gestión Administrativa	650.000			592.231	1.242.231
03	Previsión y Protección Social		177.351		253.539	430.890
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres				205.000	205.000
	TOTAL	**713.216**	**2.184.335**		**4.102.197**	**6.999.748**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**29**	**23**		**52**	**1.775.010**		**1.775.010**
Alto Nivel y de Dirección	2	4		6	298.480		298.480
Profesional y Técnico	23	10		33	1.164.941		1.164.941
Obreros	4	9		13	311.589		311.589
Personal Contratado	**17**	**20**	**7**	**44**	**2.017.415**		**2.017.415**
Profesional y Técnico	17	20	7	44	2.017.415		2.017.415
TOTAL	**46**	**43**	7	**96**	**3.792.425**		**3.792.425**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1**		**1**	**70.395**
Obreros	1		1	70.395
Jubilados	**3**	**1**	**4**	**360.495**
Empleados	3	1	4	360.495
TOTAL	**4**	**1**	**5**	**430.890**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	12.931.824
4.02	Materiales, suministros y mercancías	664.912
4.03	Servicios no personales	2.964.975
4.04	Activos reales	638.812
4.07	Transferencias y donaciones	2.449.267
4.08	Otros gastos	650.000
	TOTAL	**20.299.790**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**18.549.790**
INGRESOS CORRIENTE ORDINARIO	18.549.790
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	63.216
Venta de otros bienes y servicios	63.216
TRANSFERENCIAS CORRIENTES	18.486.574
Transferencias corrientes del sector público	18.486.574
Transferencias corrientes internas recibidas del sector público	18.486.574
De la República	5.500.000
Recursos Ordinarios	5.500.000
De los entes descentralizados sin fines empresariales	12.986.574
1.2 GASTOS CORRIENTES	**19.660.978**
GASTOS DE CONSUMO	17.211.711
Remuneraciones	12.931.824
Sueldos, salarios y otras retribuciones	6.092.321
Beneficios y complementos de sueldos y salarios	2.906.129
Aportes patronales	539.519
Prestaciones sociales y otras indemnizaciones	1.518.228
Asistencia socioeconómica	1.875.627
Compra de bienes y servicios	3.629.887
Bienes de consumo	664.912
Servicios no personales	2.964.975
Depreciación y amortización	650.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.449.267
Al sector privado	2.449.267
Transferencias corrientes al sector privado	2.219.267
Directas a personas	835.020
Pensiones y otros beneficios asociados	70.395
Jubilaciones y otros beneficios asociados	360.495
Otras transferencias directas a personas	404.130
A instituciones sin fines de lucro	1.384.247
Donaciones corrientes al sector privado	230.000
Donaciones a personas	230.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.111.188)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(461.188)**
RECURSOS PROPIOS DE CAPITAL	(461.188)
Desahorro en Cuenta Corriente	(1.111.188)
Incremento de la depreciación y amortización acumuladas	650.000
2.2 GASTOS DE CAPITAL	**638.812**
INVERSIÓN REAL DIRECTA	638.812
Formación bruta de capital fijo	638.812
Maquinarias, equipos y otros bienes muebles	638.812
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.100.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.100.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.100.000
Disminución de otros activos financieros	1.100.000
Disminución de disponibilidades	1.100.000
Disminución de Bancos	1.100.000
3.2 APLICACIONES FINANCIERAS	**1.100.000**
DÉFICIT FINANCIERO	1.100.000

A0316

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Carabobo (Fundacite-Carabobo)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO CARABOBO (FUNDACITE-CARABOBO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Ciencia y la Tecnología del estado Carabobo, adscrita actualmente al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada por Decreto Ejecutivo Nº 1.760, del 1° de agosto de 1991, publicado en Gaceta Oficial de la República de Venezuela Nº 34.769, de fecha 05 de agosto de 1991, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 11.929.412, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	4.670.553
– Aportes de entes descentralizados sin fines empresariales	Bs.	6.693.482
– Recursos Propios	Bs.	565.377
Total	**Bs.**	**11.929.412**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Tres Millones Quinientos Cincuenta y Cinco Mil Ochocientos Sesenta Bolívares exactos (Bs. 3.555.860) y por Acciones Centralizadas, un monto de Ocho Millones Trescientos Setenta y Tres Mil Quinientos Cincuenta y Dos Bolívares exactos (Bs. 8.373.552); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	6.929.076
– Materiales, Suministros y Mercancías	Bs.	740.693
– Servicios No Personales	Bs.	734.263
– Activos Reales	Bs.	227.864
– Transferencias y Donaciones	Bs.	2.797.512
– Otros Gastos	Bs.	500.004
Total	**Bs.**	**11.929.412**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución del proyecto siguiente:

- Incremento de la capacidad científica, tecnológica e industrial en el estado Carabobo.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	337.513
– Cuenta Capital:	Déficit	Bs.	65.373

- **CUENTA FINANCIERA:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de Bs. 65.373, la cual se destinará a financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**11.364.035**
INGRESOS CORRIENTES ORDINARIOS	11.364.035
TRANSFERENCIAS CORRIENTES	11.364.035
Transferencias corrientes del sector público	11.364.035
Transferencias corrientes internas recibidas del sector público	11.364.035
De la República	4.670.553
De los entes descentralizados sin fines empresariales	6.693.482
INGRESOS DE CAPITAL	**500.004**
RECURSOS PROPIOS DE CAPITAL	500.004
Incremento de la depreciación y amortización acumulada	500.004
FUENTES DE FINANCIAMIENTO	**65.373**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	65.373
Disminución de otros activos financieros	65.373
Disminución de disponibilidades	65.373
Disminución de Bancos	65.373
TOTAL RECURSOS	**11.929.412**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**11.701.548**
GASTOS DE CONSUMO	8.904.036
Remuneraciones	6.929.076
Sueldos, salarios y otras retribuciones	992.225
Beneficios y complementos de sueldos y salarios	2.849.273
Aportes patronales	321.692
Prestaciones sociales y otras indemnizaciones	1.790.820
Asistencia socioeconómica	975.066
Compra de bienes y servicios	1.474.956
Bienes de consumo	740.693
Servicios no personales	734.263
Depreciación y amortización	500.004
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.797.512
Al sector privado	2.797.512
Transferencias corrientes al sector privado	2.797.512
Otras transferencias corrientes internas al sector privado	2.497.512
Transferencias corrientes a Consejos Comunales	300.000
GASTOS DE CAPITAL	**227.864**
INVERSIÓN REAL DIRECTA	227.864
Formación bruta de capital fijo	227.864
Maquinarias, equipos y otros bienes muebles	227.864
TOTAL GASTOS	**11.929.412**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
114155	Incremento de la capacidad científica , tecnológica e industrial en el estado Carabobo	Actividad de Difusión y Fortalecimiento Realizada			128		1.519.852		2.036.008	3.555.860
TOTAL							**1.519.852**		**2.036.008**	**3.555.860**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
01	Dirección y Coordinación de los Gastos de los Trabajadores		2.150.701		4.219.527	6.370.228
02	Gestión Administrativa		1.000.000		1.003.324	2.003.324
TOTAL			**3.150.701**		**5.222.851**	**8.373.552**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**14**	**14**	**9**	**37**	**689.054**		**689.054**
Alto Nivel y de Dirección	4	2	1	7	144.252		144.252
Profesional y Técnico	6	5	7	18	323.652		323.652
Personal Administrativo	2	1		3	53.942		53.942
Obrero	2	6	1	9	167.208		167.208
Personal Contratado			**3**	**3**	**296.183**		**296.183**
Profesional y Técnico			3	3	296.183		296.183
TOTAL	**14**	**14**	**12**	**40**	**985.237**		**985.237**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	6.929.076
4.02	Materiales, suministros y mercancías	740.693
4.03	Servicios no personales	734.263
4.04	Activos reales	227.864
4.07	Transferencias y donaciones	2.797.512
4.08	Otros gastos	500.004
	TOTAL	**11.929.412**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**11.364.035**
INGRESOS CORRIENTE ORDINARIO	11.364.035
TRANSFERENCIAS CORRIENTES	11.364.035
Transferencias corrientes del sector público	11.364.035
Transferencias corrientes internas recibidas del sector público	11.364.035
De la República	4.670.553
Recursos Ordinarios	4.670.553
De los entes descentralizados sin fines empresariales	6.693.482
1.2 GASTOS CORRIENTES	**11.701.548**
GASTOS DE CONSUMO	8.904.036
Remuneraciones	6.929.076
Sueldos, salarios y otras retribuciones	992.225
Beneficios y complementos de sueldos y salarios	2.849.273
Aportes patronales	321.692
Prestaciones sociales y otras indemnizaciones	1.790.820
Asistencia socioeconómica	975.066
Compra de bienes y servicios	1.474.956
Bienes de consumo	740.693
Servicios no personales	734.263
Depreciación y amortización	500.004
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.797.512
Al sector privado	2.797.512
Transferencias corrientes al sector privado	2.797.512
Otras transferencias corrientes internas al sector privado	2.497.512
Transferencias corrientes a Consejos Comunales	300.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(337.513)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**162.491**
RECURSOS PROPIOS DE CAPITAL	162.491
Desahorro en Cuenta Corriente	(337.513)
Incremento de la depreciación y amortización acumuladas	500.004
2.2 GASTOS DE CAPITAL	**227.864**
INVERSIÓN REAL DIRECTA	227.864
Formación bruta de capital fijo	227.864
Maquinarias, equipos y otros bienes muebles	227.864
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(65.373)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**65.373**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	65.373
Disminución de otros activos financieros	65.373
Disminución de disponibilidades	65.373
Disminución de Bancos	65.373
3.2 APLICACIONES FINANCIERAS	**65.373**
DÉFICIT FINANCIERO	65.373

A0318

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Falcón (Fundacite-Falcón)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO FALCÓN (FUNDACITE-FALCÓN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Ciencia y la Tecnología del estado Falcón, adscrita actualmente al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada mediante Decreto Presidencial N° 1.761, de fecha 01 de agosto de 1991, publicado en la Gaceta Oficial de la República de Venezuela Nº 34.769, de fecha 05 de agosto de 1991, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 6.312.609, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	4.021.324
– Aportes de Entes Descentralizados sin Fines Empresariales	Bs.	817.197
– Recursos Propios	Bs.	1.474.088
Total	**Bs.**	**6.312.609**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Tres Millones Novecientos Noventa y Dos Mil Doscientos Cincuenta y Ocho Bolívares exactos (Bs. 3.992.258) y por Acciones Centralizadas, un monto de Dos Millones Trecientos Veinte Mil Trecientos Cincuenta y Un Bolívares exactos (Bs. 2.320.351); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	3.131.450
– Materiales, Suministros y Mercancías	Bs.	249.390
– Servicios No Personales	Bs.	1.342.084
– Activos Reales	Bs.	56.400
– Activos Financieros	Bs.	300.000
– Transferencias y Donaciones	Bs.	1.056.197
– Otros Gastos	Bs.	177.088
Total	**Bs.**	**6.312.609**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución de los proyectos siguientes:

- Fortalecimiento de la construcción de la nueva institucionalidad entre los actores del Sistema de Ciencia, Tecnología, Innovación e Industrias Intermedias en el estado Falcón.

- Consolidación del tejido social, a través de una visión integrada de la ciencia, tecnología, desarrollo industrial y saberes ancestrales/populares en el estado Falcón.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	470.688
– Cuenta Capital:	Déficit	Bs.	370.000

- **CUENTAS FINANCIERAS:**

Como fuentes de financiamiento destacan la disminución de las disponibilidades en bancos por un monto de Bs. 650.000 y por cuentas por cobrar la cantidad de Bs. 20.000, que totalizan Bs. 670.000, los cuales se destinaran a cubrir un incremento de cuentas por cobrar de Bs. 300.000 y a financiar el déficit que registrará la cuenta capital de Bs. 370.000.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**5.485.521**
INGRESOS CORRIENTES ORDINARIOS	5.485.521
INGRESOS DE LA PROPIEDAD	105.000
Intereses	105.000
Intereses internos	105.000
Intereses por depósitos	105.000
TRANSFERENCIAS CORRIENTES	4.838.521
Transferencias corrientes del sector público	4.838.521
Transferencias corrientes internas recibidas del sector público	4.838.521
De la República	4.021.324
De los entes descentralizados sin fines empresariales	817.197
OTROS INGRESOS	542.000
Otros ingresos ordinarios	542.000
INGRESOS DE CAPITAL	**157.088**
RECURSOS PROPIOS DE CAPITAL	157.088
Incremento de la depreciación y amortización acumuladas	157.088
FUENTES DE FINANCIAMIENTO	**670.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	670.000
Disminución de otros activos financieros	670.000
Disminución de disponibilidades	650.000
Disminución de Bancos	650.000
Disminución de efectos por cobrar a mediano y largo plazo	20.000
Disminución de otros efectos por cobrar a mediano y largo plazo	20.000
TOTAL RECURSOS	**6.312.609**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**5.956.209**
GASTOS DE CONSUMO	4.900.012
Remuneraciones	3.131.450
Sueldos, salarios y otras retribuciones	813.984
Beneficios y complementos de sueldos y salarios	452.720
Aportes patronales	209.376
Prestaciones sociales y otras indemnizaciones	220.768
Asistencia socioeconómica	260.291
Otros gastos de personal	1.174.311
Compra de bienes y servicios	1.591.474
Bienes de consumo	249.390
Servicios no personales	1.342.084
Depreciación y amortización	157.088
Provisiones y otros gastos	20.000
Cuentas incobrables	20.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.056.197
Al sector privado	1.056.197
Transferencias corrientes al sector privado	1.047.197
Otras transferencias corrientes internas al sector privado	1.047.197
Donaciones corrientes al sector privado	9.000
Donaciones a personas	9.000
GASTOS DE CAPITAL	**56.400**
INVERSIÓN REAL DIRECTA	56.400
Formación bruta de capital fijo	56.400
Maquinarias, equipos y otros bienes muebles	56.400
APLICACIONES FINANCIERAS	**300.000**
INVERSIÓN FINANCIERA	300.000
Incremento de otros activos financieros	300.000
Incremento de cuentas por cobrar a mediano y largo plazo	300.000
Incremento de otras cuentas por cobrar a mediano y largo plazo	300.000
TOTAL GASTOS	**6.312.609**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114166	Fortalecimiento de la construcción de la nueva institucionalidad entre los actores del sistema de ciencia, tecnología, innovación e industrias intermedias presentes en el estado Falcón, para el fortalecimiento del Poder Popular	Apoyo Otorgado			292		1.011.558			1.011.558
114177	Consolidación del tejido social, a través de una visión integrada de la ciencia, tecnología, desarrollo industrial y saberes ancestrales / populares en el estado Falcón	Asesoría			1.285	542.000	1.621.503		817.197	2.980.700
	TOTAL					**542.000**	**2.633.061**		**817.197**	**3.992.258**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	180.000	1.104.789			1.284.789
02	Gestión Administrativa	752.088	283.474			1.035.562
	TOTAL	**932.088**	**1.388.263**			**2.320.351**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**21**	**10**		**31**	**674.538**		**674.538**
Alto Nivel y de Dirección	1			1	36.336		36.336
Profesional y Técnico	14	6		20	451.421		451.421
Personal Administrativo	4			4	75.309		75.309
Obrero	2	4		6	111.472		111.472
Personal Contratado	**2**	**3**		**5**	**115.446**		**115.446**
Profesional y Técnico	2	3		5	115.446		115.446
TOTAL	23	13		36	789.984		789.984

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	3.131.450
4.02	Materiales, suministros y mercancías	249.390
4.03	Servicios no personales	1.342.084
4.04	Activos reales	56.400
4.05	Activos financieros	300.000
4.07	Transferencias y donaciones	1.056.197
4.08	Otros gastos	177.088
	TOTAL	6.312.609

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**5.485.521**
INGRESOS CORRIENTE ORDINARIO	5.485.521
INGRESOS DE LA PROPIEDAD	105.000
Intereses	105.000
Intereses internos	105.000
Intereses por depósitos	105.000
TRANSFERENCIAS CORRIENTES	4.838.521
Transferencias corrientes del sector público	4.838.521
Transferencias corrientes internas recibidas del sector público	4.838.521
De la República	4.021.324
Recursos Ordinarios	4.021.324
De los entes descentralizados sin fines empresariales	817.197
OTROS INGRESOS	542.000
Otros ingresos ordinarios	542.000
1.2 GASTOS CORRIENTES	**5.956.209**
GASTOS DE CONSUMO	4.900.012
Remuneraciones	3.131.450
Sueldos, salarios y otras retribuciones	813.984
Beneficios y complementos de sueldos y salarios	452.720
Aportes patronales	209.376
Prestaciones sociales y otras indemnizaciones	220.768
Asistencia socioeconómica	260.291
Otros gastos de personal	1.174.311
Compra de bienes y servicios	1.591.474
Bienes de consumo	249.390
Servicios no personales	1.342.084
Depreciación y amortización	157.088
Provisiones y otros gastos	20.000
Cuentas incobrables	20.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.056.197
Al sector privado	1.056.197
Transferencias corrientes al sector privado	1.047.197

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Otras transferencias corrientes internas al sector privado	1.047.197
Donaciones corrientes al sector privado	9.000
Donaciones a personas	9.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(470.688)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(313.600)**
RECURSOS PROPIOS DE CAPITAL	(313.600)
Desahorro en Cuenta Corriente	(470.688)
Incremento de la depreciación y amortización acumuladas	157.088
2.2 GASTOS DE CAPITAL	**56.400**
INVERSIÓN REAL DIRECTA	56.400
Formación bruta de capital fijo	56.400
Maquinarias, equipos y otros bienes muebles	56.400
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(370.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**670.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	670.000
Disminución de otros activos financieros	670.000
Disminución de disponibilidades	650.000
Disminución de Bancos	650.000
Disminución de efectos por cobrar a mediano y largo plazo	20.000
Disminución de otros efectos por cobrar a mediano y largo plazo	20.000
3.2 APLICACIONES FINANCIERAS	**670.000**
INVERSIÓN FINANCIERA	300.000
Incremento de otros activos financieros	300.000
Incremento de cuentas por cobrar a mediano y largo plazo	300.000
Incremento de otras cuentas por cobrar a mediano y largo plazo	300.000
DÉFICIT FINANCIERO	370.000

A0319

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Bolívar (Fundacite-Bolívar)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO BOLÍVAR (FUNDACITE-BOLÍVAR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el estado Bolívar, adscrita actualmente al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada mediante Decreto Presidencial N° 374, de fecha 27 de julio de 1989, publicado en la Gaceta Oficial de la República de Venezuela Nº 34.292, de fecha 28 de agosto de 1989, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 5.205.576, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	3.003.467
– Aportes del Ejecutivo Estadal	Bs.	1.296.000
– Disminución de Otros Activos Financieros	Bs.	906.109
Total	**Bs.**	**5.205.576**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Dos Millones Quinientos Ochenta y Cuatro Mil Doscientos Treinta y Nueve Bolívares exactos (Bs. 2.584.239) y por Acciones Centralizadas, un monto de Dos Millones Seiscientos Veintiún Mil Trescientos Treinta y Siete Bolívares exactos (Bs. 2.621.337); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	3.980.866
– Materiales, Suministros y Mercancías	Bs.	78.000
– Servicios No Personales	Bs.	329.943
– Activos Reales	Bs.	816.767
Total	**Bs.**	**5.205.576**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución de los proyectos siguientes:

- Promoción de las redes de investigación para el fortalecimiento del tejido industrial y artesanal en la perspectiva del control obrero con la articulación de los planes integrales de desarrollo comunitario.

- Investigación y Formación para una Nueva Cultura de la Ciencia y la Tecnología orientada a la Innovación Integral en los Procesos de Producción del Conocimiento.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	906.109
– Cuenta Capital:	Déficit	Bs.	906.109

- **CUENTAS FINANCIERAS:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de Bs. 906.109, la cual se destinará a financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	4.299.467
TRANSFERENCIAS CORRIENTES	4.299.467
Transferencias corrientes del sector público	4.299.467
Transferencias corrientes internas recibidas del sector público	4.299.467
De la República	3.003.467
Del Poder Estadal	1.296.000
FUENTES DE FINANCIAMIENTO	**906.109**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	906.109
Disminución de otros activos financieros	906.109
Disminución de disponibilidades	906.109
Disminución de Bancos	906.109
TOTAL RECURSOS	**5.205.576**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**5.205.576**
GASTOS DE CONSUMO	4.388.809
Remuneraciones	3.980.866
Sueldos, salarios y otras retribuciones	1.232.306
Beneficios y complementos de sueldos y salarios	1.589.124
Aportes patronales	230.965
Prestaciones sociales y otras indemnizaciones	416.708
Asistencia socioeconómica	511.763
Compra de bienes y servicios	407.943
Bienes de consumo	78.000
Servicios no personales	329.943
TRANSFERENCIAS Y DONACIONES CORRIENTES	816.767
Al sector privado	816.767
Transferencias corrientes al sector privado	816.767
Directas a personas	56.851
Jubilaciones y otros beneficios asociados	56.851
Otras transferencias corrientes internas al sector privado	759.916
TOTAL GASTOS	**5.205.576**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113972	Promoción de las redes de investigación para el fortalecimiento del tejido industrial y artesanal en la perspectiva del control obrero con la articulación de los planes integrales de desarrollo comunitario	Red			13	906.109	1.047.543		135.000	2.088.652
114010	Investigación y Formación para una Nueva Cultura de la Ciencia y la tecnología orientada a la Innovación Integral en los Procesos de Producción del Conocimiento	Capacitación	200	300	500		481.087		14.500	495.587
TOTAL						906.109	1.528.630		149.500	2.584.239

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		1.417.986		1.034.250	2.452.236
02	Gestión Administrativa				112.250	112.250
03	Previsión y Protección Social		56.851			56.851
TOTAL			1.474.837		1.146.500	2.621.337

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**18**	**12**		**30**	**589.854**	**81.655**	**671.509**
Alto Nivel y de Dirección	4	4		8	161.021	18.760	179.781
Profesional y Técnico	8	5		13	324.989	49.245	374.234
Personal Administrativo	3			3	33.558	5.250	38.808
Obreros	3	3		6	70.286	8.400	78.686
TOTAL	**18**	**12**		**30**	**589.854**	**81.655**	**671.509**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Jubilados		**1**	**1**	**56.851**
Obrero		1	1	56.851
TOTAL		**1**	**1**	**56.851**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	3.980.866
4.02	Materiales, suministros y mercancías	78.000
4.03	Servicios no personales	329.943
4.07	Transferencias y donaciones	816.767
	TOTAL	**5.205.576**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**4.299.467**
INGRESOS CORRIENTE ORDINARIO	4.299.467
TRANSFERENCIAS CORRIENTES	4.299.467
Transferencias corrientes del sector público	4.299.467
Transferencias corrientes internas recibidas del sector público	4.299.467
De la República	3.003.467
Recursos Ordinarios	3.003.467
Del Poder Estadal	1.296.000
1.2 GASTOS CORRIENTES	**5.205.576**
GASTOS DE CONSUMO	4.388.809
Remuneraciones	3.980.866
Sueldos, salarios y otras retribuciones	1.232.306
Beneficios y complementos de sueldos y salarios	1.589.124
Aportes patronales	230.965
Prestaciones sociales y otras indemnizaciones	416.708
Asistencia socioeconómica	511.763
Compra de bienes y servicios	407.943
Bienes de consumo	78.000
Servicios no personales	329.943
TRANSFERENCIAS Y DONACIONES CORRIENTES	816.767
Al sector privado	816.767
Transferencias corrientes al sector privado	816.767
Directas a personas	56.851
Jubilaciones y otros beneficios asociados	56.851
Otras transferencias corrientes internas al sector privado	759.916
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(906.109)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(906.109)**
RECURSOS PROPIOS DE CAPITAL	(906.109)
Desahorro en Cuenta Corriente	(906.109)
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(906.109)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**906.109**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	906.109
Disminución de otros activos financieros	906.109
Disminución de disponibilidades	906.109
Disminución de Bancos	906.109
3.2 APLICACIONES FINANCIERAS	**906.109**
DÉFICIT FINANCIERO	906.109

A0320

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Mérida (Fundacite-Mérida)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO MÉRIDA (FUNDACITE-MÉRIDA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Ciencia y la Tecnología del estado Mérida, adscrita actualmente al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada mediante Decreto Presidencial Nº 373, de fecha 27 de julio de 1989, publicado en la Gaceta Oficial de la República de Venezuela Nº 34.292, de fecha 28 de agosto de 1989, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 10.769.980, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	6.954.702
– Recursos Propios	Bs.	1.681.778
– Otras Fuentes	Bs.	2.133.500
Total	**Bs.**	**10.769.980**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Cuatro Millones Catorce Mil Trescientos Cuarenta y Un Bolívares exactos (Bs. 4.014.341) y por Acciones Centralizadas, un monto de Seis Millones Setecientos Cincuenta y Cinco Mil Seiscientos Treinta y Nueve Bolívares exactos (Bs. 6.755.639); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	6.607.956
– Materiales, Suministros y Mercancías	Bs.	330.500
– Servicios No Personales	Bs.	931.000
– Transferencias y Donaciones	Bs.	1.112.746
– Otros Gastos	Bs.	1.255.713
– Disminución de pasivos	Bs.	532.065
Total	**Bs.**	**10.769.980**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución de los proyectos siguientes:

- Apoyo a la organización comunitaria en actividades para el desarrollo científico, tecnológico y socioproductivo del estado Mérida.
- Reimpulso de la misión ciencia a través de la socialización del saber y el conocimiento para la soberanía e independencia científica y tecnológica del estado Mérida.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente: Desahorro	Bs.	1.255.713
– Cuenta Capital: Equilibrio	Bs.	0

- **CUENTAS FINANCIERAS:**

Como fuentes de financiamiento destaca la disminución de las disponibilidades en bancos por un monto de Bs. 233.373, disminución de efectos por cobrar a mediano y largo plazo por Bs. 98.692 e incremento de fondos de terceros por Bs. 200.000, totalizando la cantidad de Bs. 532.065, los cuales se destinaran a financiar cuentas por pagar a proveedores por Bs. 532.065.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**8.982.202**
INGRESOS CORRIENTES ORDINARIOS	8.982.202
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	90.000
Venta de otros bienes y servicios	90.000
INGRESOS DE LA PROPIEDAD	4.000
Intereses	4.000
Intereses internos	4.000
Intereses por depósitos	4.000
TRANSFERENCIAS CORRIENTES	8.888.202
Transferencias corrientes del sector público	8.888.202
Transferencias corrientes internas recibidas del sector público	8.888.202
De la República	6.954.702
Del Poder Estadal	1.933.500
INGRESOS DE CAPITAL	**1.255.713**
RECURSOS PROPIOS DE CAPITAL	1.255.713
Incremento de la depreciación y amortización acumuladas	1.255.713
FUENTES DE FINANCIAMIENTO	**532.065**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	332.065
Disminución de otros activos financieros	332.065
Disminución de disponibilidades	233.373
Disminución de Bancos	233.373
Disminución de efectos por cobrar a mediano y largo plazo	98.692
Disminución de efectos comerciales por cobrar a mediano y largo plazo	98.692
INCREMENTO DE PASIVOS	200.000
Incremento de otros pasivos	200.000
Incremento de fondos de terceros	200.000
Incremento de otros fondos de terceros	200.000
TOTAL RECURSOS	**10.769.980**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**10.237.915**
GASTOS DE CONSUMO	9.125.169
Remuneraciones	6.607.956
Sueldos, salarios y otras retribuciones	6.607.956
Compra de bienes y servicios	1.261.500
Bienes de consumo	330.500
Servicios no personales	931.000
Depreciación y amortización	1.255.713
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.112.746
Al sector privado	1.112.746
Transferencias corrientes al sector privado	1.112.746
Directas a personas	312.746
Pensiones y otros beneficios asociados	49.635
Jubilaciones y otros beneficios asociados	263.111
Otras transferencias corrientes internas al sector privado	800.000
APLICACIONES FINANCIERAS	**532.065**
DISMINUCIÓN DE PASIVOS	532.065
Disminución de cuentas y efectos por pagar	532.065
Disminución de cuentas y efectos por pagar a corto plazo	532.065
Disminución cuentas por pagar a proveedores a corto plazo	532.065
TOTAL GASTOS	**10.769.980**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113975	Apoyo a la organización comunitaria en actividades para el desarrollo científico, tecnológico y socioproductivo del estado Mérida	Beneficiario	11.000	10.000	21.000		1.905.642		1.105.000	3.010.642
114052	Reimpulso de la misión ciencia a través de la socialización del saber y el conocimiento para la soberanía e independencia científica y tecnológica del estado Mérida	Organización comunitaria			46		693.699		310.000	1.003.699
TOTAL							2.599.341		1.415.000	4.014.341

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		4.042.615			4.042.615
02	Gestión Administrativa	1.681.778			718.500	2.400.278
03	Previsión y Protección Social		312.746			312.746
TOTAL		1.681.778	4.355.361		718.500	6.755.639

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**39**	**21**	**1**	**61**	**1.254.992**	**987.485**	**2.242.477**
Alto Nivel y de Dirección	6	4	1	11	279.684	202.650	482.334
Profesional y Técnico	27	11		38	752.366	685.553	1.437.919
Personal Administrativo	1	2		3	55.735	55.741	111.476
Obrero	5	4		9	167.207	43.541	210.748
Personal Contratado			**3**	**3**	**77.413**		**77.413**
Profesional y Técnico			3	3	77.413		77.413
TOTAL	**39**	**21**	**4**	**64**	**1.332.405**	**987.485**	**2.319.890**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1**		**1**	**49.635**
Obreros	1		1	49.635
Jubilados	**3**	**1**	**4**	**263.111**
Obreros		1	1	53.068
Empleados	3		3	210.043
TOTAL	**4**	**1**	**5**	**312.746**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	6.607.956
4.02	Materiales, suministros y mercancías	330.500
4.03	Servicios no personales	931.000
4.07	Transferencias y donaciones	1.112.746
4.08	Otros gastos	1.255.713
4.11	Disminución de pasivos	532.065
	TOTAL	**10.769.980**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**8.982.202**
INGRESOS CORRIENTES ORDINARIOS	8.982.202
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	90.000
Venta de otros bienes y servicios	90.000
INGRESOS DE LA PROPIEDAD	4.000
Intereses	4.000
Intereses internos	4.000
Intereses por depósitos	4.000
TRANSFERENCIAS CORRIENTES	8.888.202
Transferencias corrientes del sector público	8.888.202
Transferencias corrientes internas recibidas del sector público	8.888.202
De la República	6.954.702
Recursos Ordinarios	6.954.702
Del Poder Estadal	1.933.500
1.2 GASTOS CORRIENTES	**10.237.915**
GASTOS DE CONSUMO	9.125.169
Remuneraciones	6.607.956
Sueldos, salarios y otras retribuciones	6.607.956
Compra de bienes y servicios	1.261.500
Bienes de consumo	330.500
Servicios no personales	931.000
Depreciación y amortización	1.255.713
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.112.746
Al sector privado	1.112.746
Transferencias corrientes al sector privado	1.112.746
Directas a personas	312.746
Pensiones y otros beneficios asociados	49.635
Jubilaciones y otros beneficios asociados	263.111
Otras transferencias corrientes internas al sector privado	800.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.255.713)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**0**
Desahorro en Cuenta Corriente	(1.255.713)
Incremento de la depreciación y amortización acumuladas	1.255.713
2.2 GASTOS DE CAPITAL	**0**
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**532.065**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	332.065
Disminución de otros activos financieros	332.065
Disminución de disponibilidades	233.373
Disminución de Bancos	233.373
Disminución de efectos por cobrar a mediano y largo plazo	98.692
Disminución de efectos comerciales por cobrar a mediano y largo plazo	98.692
INCREMENTO DE PASIVOS	200.000
Incremento de otros pasivos	200.000
Incremento de fondos de terceros	200.000
Incremento de otros fondos de terceros	200.000
3.2 APLICACIONES FINANCIERAS	**532.065**
DISMINUCIÓN DE PASIVOS	532.065
Disminución de cuentas y efectos por pagar	532.065
Disminución de cuentas y efectos por pagar a corto plazo	532.065
Disminución cuentas por pagar a proveedores a corto plazo	532.065

A0321

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Táchira (Fundacite-Táchira)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO TÁCHIRA (FUNDACITE-TÁCHIRA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Ciencia y la Tecnología del estado Táchira, adscrita actualmente al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada mediante Decreto Presidencial N° 385, de fecha 27 de julio de 1989, publicado en la Gaceta Oficial de la República de Venezuela N° 34.292, de fecha 27 de julio de 1989, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 4.175.265, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	3.285.603
– Recursos Propios	Bs.	889.662
Total	**Bs.**	**4.175.265**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Dos Millones Seiscientos Ochenta y Nueve Mil Novecientos Sesenta y Cuatro Bolívares exactos (Bs. 2.689.964) y por Acciones Centralizadas, un monto de Un Millón Cuatrocientos Ochenta y Cinco Mil Trescientos Un Bolívares exactos (Bs. 1.485.301); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	2.555.771
– Materiales, Suministros y Mercancías	Bs.	158.691
– Servicios No Personales	Bs.	567.065
– Activos Reales	Bs.	57.443
– Transferencias y Donaciones	Bs.	805.495
– Otros Gastos	Bs.	9.800
– Disminución de Pasivos	Bs.	21.000
Total	**Bs.**	**4.175.265**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución de los proyectos siguientes:

- Consolidación del tejido social, a través de una visión integrada de la ciencia, tecnología, desarrollo industrial y saberes ancestrales populares en el estado Táchira.
- Construcción de la nueva institucionalidad entre los actores del Sistema de Ciencia, Tecnología, Innovación e Industrias Intermedias presentes en el estado Táchira, para el fortalecimiento del poder popular. Rectificación y reimpulso de la Misión Ciencia.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	722.357
– Cuenta Capital:	Déficit	Bs.	770.000

- **CUENTA FINANCIERA:**

Como fuente de financiamiento destaca la disminución de las disponibilidades en bancos por un monto de Bs. 791.000, las cuales se destinaran a financiar disminuciones de cuenta y efectos por pagar por la cantidad de Bs. 21.000 y a financiar el déficit que registrara la cuenta capital de Bs. 770.000.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**3.374.465**
INGRESOS CORRIENTES ORDINARIOS	3.374.465
TRANSFERENCIAS CORRIENTES	3.285.603
Transferencias corrientes del sector público	3.285.603
Transferencias corrientes internas recibidas del sector público	3.285.603
De la República	3.285.603
OTROS INGRESOS	88.862
Otros ingresos ajenos a la operación	88.862
INGRESOS DE CAPITAL	**9.800**
RECURSOS PROPIOS DE CAPITAL	9.800
Incremento de la depreciación y amortización acumuladas	9.800
FUENTES DE FINANCIAMIENTO	**791.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	791.000
Disminución de otros activos financieros	791.000
Disminución de disponibilidades	791.000
Disminución de Bancos	791.000
TOTAL RECURSOS	**4.175.265**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**4.096.822**
GASTOS DE CONSUMO	3.291.327
Remuneraciones	2.555.771
Sueldos, salarios y otras retribuciones	485.464
Beneficios y complementos de sueldos y salarios	1.344.910
Aportes patronales	108.143
Prestaciones sociales y otras indemnizaciones	293.821
Asistencia socioeconómica	323.433
Compra de bienes y servicios	725.756
Bienes de consumo	158.691
Servicios no personales	567.065
Depreciación y amortización	9.800
TRANSFERENCIAS Y DONACIONES CORRIENTES	805.495
Al sector privado	805.495
Transferencias corrientes al sector privado	805.495
Directas a personas	805.495
Pensiones y otros beneficios asociados	47.573
Jubilaciones y otros beneficios asociados	92.760
Otras transferencias directas a personas	665.162
GASTOS DE CAPITAL	**57.443**
INVERSIÓN REAL DIRECTA	57.443
Formación bruta de capital fijo	57.443
Maquinarias, equipos y otros bienes muebles	57.443
APLICACIONES FINANCIERAS	**21.000**
DISMINUCIÓN DE PASIVOS	21.000
Disminución de cuentas y efectos por pagar	21.000
Disminución de otras cuentas y efectos por pagar	21.000
Disminución de otras cuentas por pagar a corto plazo	21.000
TOTAL GASTOS	**4.175.265**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113955	Construcción de la nueva institucionalidad entre los actores del Sistema Estadal de Ciencia, Tecnología, Innovación e Industrias Intermedias presentes en el estado Táchira.	Organización Productiva			37	620.000	946.545			1.566.545
114027	Consolidación del tejido social, con visión integrada de la ciencia, tecnología, desarrollo industrial y saberes ancestrales/populares en el estado Táchira.	Institución			48	138.862	984.557			1.123.419
	TOTAL					758.862	1.931.102			2.689.964

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	20.000	1.049.737			1.069.737
02	Gestión Administrativa	110.800	164.431			275.231
03	Previsión y Protección Social		140.333			140.333
	TOTAL	130.800	1.354.501			1.485.301

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**11**	**11**		**22**	**458.264**	**144.816**	**603.080**
Alto Nivel y de Dirección	3	4		7	187.932	65.532	253.464
Profesional y Técnico	5	5		10	177.420	77.244	254.664
Personal Administrativo	2	1		3	55.736	2.040	57.776
Obrero	1	1		2	37.176		37.176
Personal Contratado	**1**			**1**	**19.480**		**19.480**
Profesional y Técnico	1			1	19.480		19.480
TOTAL	**12**	**11**		**23**	**477.744**	**144.816**	**622.560**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados		**1**	**1**	**47.573**
Empleados		1	1	47.573
Jubilados		**1**	**1**	**92.760**
Alto Nivel y de Dirección		1	1	92.760
TOTAL		**2**	**2**	**140.333**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	2.555.771
4.02	Materiales, suministros y mercancías	158.691
4.03	Servicios no personales	567.065
4.04	Activos reales	57.443
4.07	Transferencias y donaciones	805.495
4.08	Otros gastos	9.800
4.11	Disminución de pasivos	21.000
	TOTAL	**4.175.265**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.374.465**
INGRESOS CORRIENTE ORDINARIO	3.374.465
TRANSFERENCIAS CORRIENTES	3.285.603
Transferencias corrientes del sector público	3.285.603
Transferencias corrientes internas recibidas del sector público	3.285.603
De la República	3.285.603
Recursos Ordinarios	3.285.603
OTROS INGRESOS	88.862
Otros ingresos ajenos a la operación	88.862
1.2 GASTOS CORRIENTES	**4.096.822**
GASTOS DE CONSUMO	3.291.327
Remuneraciones	2.555.771
Sueldos, salarios y otras retribuciones	485.464
Beneficios y complementos de sueldos y salarios	1.344.910
Aportes patronales	108.143
Prestaciones sociales y otras indemnizaciones	293.821
Asistencia socioeconómica	323.433
Compra de bienes y servicios	725.756
Bienes de consumo	158.691
Servicios no personales	567.065
Depreciación y amortización	9.800
TRANSFERENCIAS Y DONACIONES CORRIENTES	805.495
Al sector privado	805.495
Transferencias corrientes al sector privado	805.495
Directas a personas	805.495
Pensiones y otros beneficios asociados	47.573
Jubilaciones y otros beneficios asociados	92.760
Otras transferencias directas a personas	665.162
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(722.357)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(712.557)**
RECURSOS PROPIOS DE CAPITAL	(712.557)
Desahorro en Cuenta Corriente	(722.357)
Incremento de la depreciación y amortización acumuladas	9.800
2.2 GASTOS DE CAPITAL	**57.443**
INVERSIÓN REAL DIRECTA	57.443
Formación bruta de capital fijo	57.443
Maquinaria, equipos y otros bienes muebles	57.443
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(770.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**791.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	791.000
Disminución de otros activos financieros	791.000
Disminución de disponibilidades	791.000
Disminución de Bancos	791.000
3.2 APLICACIONES FINANCIERAS	**791.000**
DISMINUCIÓN DE PASIVOS	21.000
Disminución de cuentas y efectos por pagar	21.000
Disminución de otras cuentas y efectos por pagar	21.000
Disminución de otras cuentas por pagar a corto plazo	21.000
DÉFICIT FINANCIERO	770.000

A0322

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Sucre (Fundacite-Sucre)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO SUCRE (FUNDACITE-SUCRE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Ciencia y la Tecnología del estado Sucre, adscrita actualmente al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada mediante Decreto Presidencial N° 1.869, de fecha 11 de julio de 2002, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 37.487, de fecha 18 de julio de 2002, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 4.154.462, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	2.645.755
– Recursos Propios	Bs.	1.508.707
Total	**Bs.**	**4.154.462**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Tres Millones Ciento Cuarenta Mil Seiscientos Sesenta y Ocho Bolívares exactos (Bs. 3.140.668) y por Acciones Centralizadas, un monto de Un Millón Trece Mil Setecientos Noventa y Cuatro Bolívares exactos (Bs. 1.013.794); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	2.222.082
– Materiales, Suministros y Mercancías	Bs.	154.232
– Servicios No Personales	Bs.	391.135
– Activos Reales	Bs.	28.306
– Transferencias y Donaciones	Bs.	1.271.600
– Otros Gastos	Bs.	87.107
Total	**Bs.**	**4.154.462**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución de los proyectos siguientes:

- Consolidación del tejido social, a través de una visión integrada de la ciencia, tecnología, desarrollo industrial y saberes ancestrales populares en el estado Sucre.
- Construcción de la nueva institucionalidad entre los actores del Sistema de Ciencia, Tecnología, Innovación e Industrias Intermedias presentes en el estado Sucre.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	1.480.401
– Cuenta Capital:	Déficit	Bs.	1.421.600

- **CUENTA FINANCIERA:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de Bs. 1.421.600, la cual se destinará a financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**2.645.755**
INGRESOS CORRIENTES ORDINARIOS	2.645.755
TRANSFERENCIAS CORRIENTES	2.645.755
Transferencias corrientes del sector público	2.645.755
Transferencias corrientes internas recibidas del sector público	2.645.755
De la República	2.645.755
INGRESOS DE CAPITAL	**87.107**
RECURSOS PROPIOS DE CAPITAL	87.107
Incremento de la depreciación y amortización acumuladas	87.107
FUENTES DE FINANCIAMIENTO	**1.421.600**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.421.600
Disminución de otros activos financieros	1.421.600
Disminución de disponibilidades	1.421.600
Disminución de Bancos	1.421.600
TOTAL RECURSOS	**4.154.462**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**4.126.156**
GASTOS DE CONSUMO	2.854.556
Remuneraciones	2.222.082
Sueldos, salarios y otras retribuciones	1.037.450
Beneficios y complementos de sueldos y salarios	9.000
Aportes patronales	181.115
Prestaciones sociales y otras indemnizaciones	242.254
Asistencia socioeconómica	36.867
Otros gastos de personal	715.396
Compra de bienes y servicios	545.367
Bienes de consumo	154.232
Servicios no personales	391.135
Depreciación y amortización	87.107
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.271.600
Al sector privado	1.271.600
Donaciones corrientes al sector privado	1.271.600
Donaciones a personas	3.000
Donaciones a instituciones sin fines de lucro	1.268.600
GASTOS DE CAPITAL	**28.306**
INVERSIÓN REAL DIRECTA	28.306
Formación bruta de capital fijo	28.306
Maquinarias, equipos y otros bienes muebles	28.306
TOTAL GASTOS	**4.154.462**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113966	Consolidación del tejido social, a través de una visión integrada de la ciencia, tecnología, desarrollo industrial y saberes ancestrales populares en el estado Sucre	Comunidad			200	1.268.600	1.020.069			2.288.669
114053	Construcción de la nueva institucionalidad entre los actores del sistema de ciencia, Tecnología, Innovación e industrias intermedias presentes en el estado Sucre, para el fortalecimiento del poder popular. Rectificación y reimpulso de la Misión Ciencia	Persona Atendida			7.800		851.999			851.999
TOTAL						1.268.600	1.872.068			3.140.668

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		755.380			755.380
02	Gestión Administrativa	240.107	18.307			258.414
TOTAL		240.107	773.687			1.013.794

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**13**	**12**		**25**	**904.214**		**904.214**
Alto Nivel y de Dirección		1		1	74.356		74.356
Profesional y Técnico	12	7		19	730.366		730.366
Personal Administrativo		1		1	25.188		25.188
Obrero	1	3		4	74.304		74.304
Personal Contratado	**2**		**3**	**5**	**133.236**		**133.236**
Profesional y Técnico	1		2	3	96.084		96.084
Obrero	1		1	2	37.152		37.152
TOTAL	**15**	**12**	**3**	**30**	**1.037.450**		**1.037.450**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	2.222.082
4.02	Materiales, suministros y mercancías	154.232
4.03	Servicios no personales	391.135
4.04	Activos reales	28.306
4.07	Transferencias y donaciones	1.271.600
4.08	Otros gastos	87.107
	TOTAL	**4.154.462**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.645.755**
INGRESOS CORRIENTE ORDINARIO	2.645.755
TRANSFERENCIAS CORRIENTES	2.645.755
Transferencias corrientes del sector público	2.645.755
Transferencias corrientes internas recibidas del sector público	2.645.755
De la República	2.645.755
Recursos Ordinarios	2.645.755
1.2 GASTOS CORRIENTES	**4.126.156**
GASTOS DE CONSUMO	2.854.556
Remuneraciones	2.222.082
Sueldos, salarios y otras retribuciones	1.037.450
Beneficios y complementos de sueldos y salarios	9.000
Aportes patronales	181.115
Prestaciones sociales y otras indemnizaciones	242.254
Asistencia socioeconómica	36.867
Otros gastos de personal	715.396
Compra de bienes y servicios	545.367
Bienes de consumo	154.232
Servicios no personales	391.135
Depreciación y amortización	87.107
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.271.600
Al sector privado	1.271.600
Donaciones corrientes al sector privado	1.271.600
Donaciones a personas	3.000
Donaciones a instituciones sin fines de lucro	1.268.600
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.480.401)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.393.294)**
RECURSOS PROPIOS DE CAPITAL	(1.393.294)
Desahorro en Cuenta Corriente	(1.480.401)
Incremento de la depreciación y amortización acumuladas	87.107
2.2 GASTOS DE CAPITAL	**28.306**
INVERSIÓN REAL DIRECTA	28.306
Formación bruta de capital Fijo	28.306
Maquinaria, equipos y otros bienes muebles	28.306
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.421.600)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.421.600**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.421.600
Disminución de otros activos financieros	1.421.600
Disminución de disponibilidades	1.421.600
Disminución de Bancos	1.421.600
3.2 APLICACIONES FINANCIERAS	**1.421.600**
DÉFICIT FINANCIERO	1.421.600

A0333

Fundación Gran Mariscal de Ayacucho (FUNDAYACUCHO)

FUNDACIÓN GRAN MARISCAL DE AYACUCHO (FUNDAYACUCHO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Gran Mariscal de Ayacucho (Fundayacucho) es una institución socialista de la República Bolivariana de Venezuela, tiene como misión la ejecución de políticas del Estado para la democratización de la educación, inclusión e integración de estudiantes, colectivos sociales y comunidades organizadas del país y de los Pueblos del Sur, mediante el acompañamiento socioeducativo, fortaleciendo sus capacidades de auto transformación, construcción y la socialización de sus saberes y experiencias para ponerlos al servicio de los objetivos socio-económicos de los pueblos.

Atiende las obligaciones adquiridas como resultado de los procesos de selección de los becarios venezolanos y extranjeros que demandan apoyo económico para la realización de sus estudios tanto en Venezuela como en el Exterior y de Convenios de Cooperación Técnica con Organismos Académicos Nacionales y del Exterior, con Organismos del Sector Público y Comunidades organizadas para su fortalecimiento y desarrollo, a fin de cumplir con lo establecido en su misión, se estiman ejecutar dos (2) proyectos:

- Fortalecimiento de los procesos formativos de la educación popular dirigidos al talento humano de las comunidades, consejos estudiantiles, y servidores del Estado venezolano y de los pueblos del Sur, por lo que se tiene previsto atender 24.328 personas.

- Fomento de la formación socialista del talento humano en contribución al desarrollo tecnológico, industrial y socio productivo nacional e internacional, a fin de cumplir los objetivos del proyecto se estima otorgar 55.538 becas.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**388.000.000**
INGRESOS CORRIENTES ORDINARIOS	388.000.000
TRANSFERENCIAS CORRIENTES	388.000.000
Transferencias corrientes del sector público	388.000.000
Transferencias corrientes internas recibidas del sector público	388.000.000
De la República	388.000.000
INGRESOS DE CAPITAL	**1.459.200**
RECURSOS PROPIOS DE CAPITAL	1.459.200
Incremento de la depreciación y amortización acumuladas	1.459.200
FUENTES DE FINANCIAMIENTO	**173.912.502**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	173.912.502
Disminución de otros activos financieros	173.912.502
Disminución de disponibilidades	173.912.502
Disminución de Bancos	173.912.502
TOTAL RECURSOS	**563.371.702**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**507.502.288**
GASTOS DE CONSUMO	169.510.801
Remuneraciones	110.661.498
Sueldos, salarios y otras retribuciones	23.689.858
Beneficios y complementos de sueldos y salarios	19.265.576
Aportes patronales	4.135.823
Prestaciones sociales y otras indemnizaciones	7.412.993
Asistencia socioeconómica	43.886.985
Otros gastos de personal	12.270.263
Compra de bienes y servicios	49.692.092
Bienes de consumo	6.945.495
Servicios no personales	42.746.597
Impuestos indirectos	7.698.011
Depreciación y amortización	1.459.200
TRANSFERENCIAS Y DONACIONES CORRIENTES	337.991.487
Al sector privado	335.302.877
Transferencias corrientes al sector privado	332.160.677
Directas a personas	331.537.076
Pensiones y otros beneficios asociados	1.927.478
Jubilaciones y otros beneficios asociados	10.078.495
Otras transferencias directas a personas	319.531.103
Otras transferencias corrientes internas al sector privado	23.600
Transferencias corrientes a Consejos Comunales	600.001
Donaciones corrientes al sector privado	3.142.200
Donaciones a personas	2.810.000
Donaciones a instituciones sin fines de lucro	332.200
Al sector público	2.688.610
Transferencias corrientes al sector público	2.688.610
A los entes descentralizados sin fines empresariales para sus gastos	2.688.610

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS DE CAPITAL	**36.233.164**
INVERSIÓN REAL DIRECTA	36.233.164
Formación bruta de capital Fijo	36.233.164
Edificios e instalaciones	11.633.376
Maquinaria, equipos y otros bienes muebles	21.173.716
Bienes preexistentes	3.426.072
APLICACIONES FINANCIERAS	**19.636.250**
DISMINUCIÓN DE PASIVOS	19.636.250
Disminución de cuentas y efectos por pagar	19.636.250
Disminución de cuentas y efectos por pagar a corto plazo	3.580.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.500.000
Disminución de aportes patronales y retenciones Laborales por pagar	1.080.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	730.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	350.000
Disminución de otras cuentas y efectos por pagar	16.056.250
Disminución de otras cuentas por pagar a corto plazo	16.056.250
TOTAL GASTOS	**563.371.702**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114460	Fortalecimiento de los procesos formativos de la educación popular dirigidos al talento humano de las comunidades, consejos estudiantiles y servidores del Estado Venezolano y de los pueblos del Sur.	Persona	14.597	9.731	24.328	1.100.000	14.045.024			15.145.024
114540	Fomento de la formación socialista del talento humano en contribución del desarrollo tecnológico, industrial y socio productivo nacional e internacional.	Beca	33.319	22.219	55.538	98.296.937	255.155.428			353.452.365
TOTAL						99.396.937	269.200.452			368.597.389

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	13.500.000	70.709.300			84.209.300
02	Gestión Administrativa	61.974.765	35.549.517			97.524.282
03	Previsión y Protección Social	500.000	11.505.973			12.005.973
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres		1.034.758			1.034.758
TOTAL		75.974.765	118.799.548			194.774.313

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**280**	**191**	**47**	**518**	**20.004.552**	**1.508.832**	**21.513.384**
Alto Nivel y de Dirección	47	28		75	3.654.828		3.654.828
Profesional y Técnico	146	70	40	256	10.803.474	1.034.686	11.838.160
Personal Administrativo	72	54	3	129	3.720.015	448.910	4.168.925
Personal Médico		1		1	44.055		44.055
Obrero	15	38	4	57	1.782.180	25.236	1.807.416
Personal Contratado		**9**	**9**	**18**	**2.293.110**		**2.293.110**
Profesional y Técnico		9	9	18	2.293.110		2.293.110
TOTAL	280	200	56	536	22.297.662	1.508.832	23.806.494

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**12**	**3**	**15**	**1.927.478**
Obreros	1	1	2	263.362
Empleados	11	2	13	1.664.116
Jubilados	**56**	**23**	**79**	**10.078.495**
Obreros	3	4	7	760.184
Empleados	53	19	72	9.318.311
TOTAL	68	26	94	12.005.973

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	110.661.498
4.02	Materiales, suministros y mercancías	6.945.495
4.03	Servicios no personales	50.444.608
4.04	Activos reales	36.233.164
4.07	Transferencias y donaciones	337.991.487
4.08	Otros gastos	1.459.200
4.11	Disminución de pasivos	19.636.250
	TOTAL	**563.371.702**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**388.000.000**
INGRESOS CORRIENTE ORDINARIO	388.000.000
TRANSFERENCIAS CORRIENTES	388.000.000
Transferencias corrientes del sector público	388.000.000
Transferencias corrientes internas recibidas del sector público	388.000.000
De la República	388.000.000
Recursos Ordinarios	388.000.000
1.2 GASTOS CORRIENTES	**507.502.288**
GASTOS DE CONSUMO	169.510.801
Remuneraciones	110.661.498
Sueldos, salarios y otras retribuciones	23.689.858
Beneficios y complementos de sueldos y salarios	19.265.576
Aportes patronales	4.135.823
Prestaciones sociales y otras indemnizaciones	7.412.993
Asistencia socioeconómica	43.886.985
Otros gastos de personal	12.270.263
Compra de bienes y servicios	49.692.092
Bienes de consumo	6.945.495
Servicios no personales	42.746.597
Impuestos indirectos	7.698.011
Depreciación y amortización	1.459.200
TRANSFERENCIAS Y DONACIONES CORRIENTES	337.991.487
Al sector privado	335.302.877
Transferencias corrientes al sector privado	332.160.677
Directas a personas	331.537.076
Pensiones y otros beneficios asociados	1.927.478
Jubilaciones y otros beneficios asociados	10.078.495
Otras transferencias directas a personas	319.531.103
Otras transferencias corrientes internas al sector privado	23.600
Transferencias corrientes a Consejos Comunales	600.001
Donaciones corrientes al sector privado	3.142.200
Donaciones a personas	2.810.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Donaciones a instituciones sin fines de lucro	332.200
Al sector público	2.688.610
Transferencias corrientes al sector público	2.688.610
A los entes descentralizados sin fines empresariales para sus gastos	2.688.610
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(119.502.288)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(118.043.088)**
RECURSOS PROPIOS DE CAPITAL	(118.043.088)
Desahorro en Cuenta Corriente	(119.502.288)
Incremento de la depreciación y amortización acumuladas	1.459.200
2.2 GASTOS DE CAPITAL	**36.233.164**
INVERSIÓN REAL DIRECTA	36.233.164
Formación bruta de capital Fijo	36.233.164
Edificios e instalaciones	11.633.376
Maquinaria, equipos y otros bienes muebles	21.173.716
Bienes preexistentes	3.426.072
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(154.276.252)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**173.912.502**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	173.912.502
Disminución de otros activos financieros	173.912.502
Disminución de disponibilidades	173.912.502
Disminución de Bancos	173.912.502
3.2 APLICACIONES FINANCIERAS	**173.912.502**
DISMINUCIÓN DE PASIVOS	19.636.250
Disminución de cuentas y efectos por pagar	19.636.250
Disminución de cuentas y efectos por pagar a corto plazo	3.580.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.500.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de aportes patronales y retenciones laborales por pagar	1.080.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	730.000
Disminución de aportes patronales y retenciones laborales por pagar al fondo de jubilaciones	350.000
Disminución de otras cuentas y efectos por pagar	16.056.250
Disminución de otras cuentas por pagar a corto plazo	16.056.250
DÉFICIT FINANCIERO	154.276.252

A0334

Fundación Instituto de Ingeniería para la Investigación y Desarrollo Tecnológico (FIIDT)

FUNDACIÓN INSTITUTO DE INGENIERÍA PARA LA INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO (FIIDT)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto de Ingeniería centra sus actividades en las áreas de investigación aplicada, desarrollo tecnológico, asesorías, formación de talento humano, transferencia tecnológica, industria y el cumplimiento de las metas fijadas en el Plan Operativo Anual 2012, por lo que se tiene previsto ejecutar el siguiente proyecto:

- Impulso y promoción de la investigación, desarrollo e innovación en apoyo a la soberanía tecnológica nacional, que le permite ofrecer líneas de investigación e intereses en tecnología de materiales, ingeniería mecánica, ingeniería eléctrica, sistemas y procesamiento digital de imágenes.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**72.298.830**
INGRESOS CORRIENTES ORDINARIOS	72.298.830
INGRESOS DE OPERACIÓN	19.404.880
Otros ingresos de operación	19.404.880
TRANSFERENCIAS CORRIENTES	52.893.950
Transferencias corrientes del sector público	52.893.950
Transferencias corrientes internas recibidas del sector público	52.893.950
De la República	52.893.950
INGRESOS DE CAPITAL	**1.382.796**
RECURSOS PROPIOS DE CAPITAL	1.382.796
Incremento de la depreciación y amortización acumuladas	1.382.796
FUENTES DE FINANCIAMIENTO	**4.424.556**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.424.556
Disminución de otros activos financieros	4.424.556
Disminución de disponibilidades	4.424.556
Disminución de Bancos	4.424.556
TOTAL RECURSOS	**78.106.182**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**76.085.459**
GASTOS DE CONSUMO	75.096.903
Remuneraciones	52.426.263
Sueldos, salarios y otras retribuciones	15.490.144
Beneficios y complementos de sueldos y salarios	19.621.841
Aportes patronales	3.944.322
Prestaciones sociales y otras indemnizaciones	7.597.170
Asistencia socioeconómica	5.772.786
Compra de bienes y servicios	21.287.844
Bienes de consumo	3.443.264
Servicios no personales	17.844.580
Depreciación y amortización	1.382.796
TRANSFERENCIAS Y DONACIONES CORRIENTES	988.556
Al sector privado	988.556
Transferencias corrientes al sector privado	988.556
Directas a personas	988.556
Pensiones y otros beneficios asociados	48.414
Jubilaciones y otros beneficios asociados	920.142
Otras transferencias directas a personas	20.000
GASTOS DE CAPITAL	**473.108**
INVERSIÓN REAL DIRECTA	473.108
Formación bruta de capital Fijo	473.108
Maquinaria, equipos y otros bienes muebles	227.996
Bienes preexistentes	46.068
Construcciones de bienes de dominio privado	199.044
APLICACIONES FINANCIERAS	**1.547.615**
DISMINUCIÓN DE PASIVOS	1.547.615
Disminución de cuentas y efectos por pagar	1.547.615
Disminución de cuentas y efectos por pagar a corto plazo	1.547.615
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.547.615
TOTAL GASTOS	**78.106.182**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114568	Impulso y promoción de la investigación desarrollo e innovación en apoyo a la soberanía tecnológica nacional.	Informe			17	14.147.021	35.408.677			49.555.698
TOTAL						14.147.021	35.408.677			49.555.698

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	1.330.000	16.516.717			17.846.717
02	Gestión Administrativa	9.735.211				9.735.211
03	Previsión y Protección Social		968.556			968.556
TOTAL		11.065.211	17.485.273			28.550.484

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**126**	**191**		**317**	**14.989.273**		**14.989.273**
Alto Nivel y de Dirección	3	4		7	582.975		582.975
Personal Administrativo	35	47		82	3.302.180		3.302.180
Personal de Investigación	88	140		228	11.104.118		11.104.118
Personal Contratado			**5**	**5**	**500.871**		**500.871**
Personal de Investigación			5	5	500.871		500.871
TOTAL	**126**	**191**	**5**	**322**	**15.490.144**		**15.490.144**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**3**	**7**	**10**	**48.414**
Empleados	3	7	10	48.414
Jubilados		**1**	**1**	**920.142**
Empleados		1	1	920.142
TOTAL	**3**	**8**	**11**	**638.063**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	52.426.263
4.02	Materiales, suministros y mercancías	3.443.264
4.03	Servicios no personales	17.844.580
4.04	Activos reales	473.108
4.07	Transferencias y donaciones	988.556
4.08	Otros gastos	1.382.796
4.11	Disminución de pasivos	1.547.615
	TOTAL	**78.106.182**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**72.298.830**
INGRESOS CORRIENTES ORDINARIOS	72.298.830
INGRESOS DE OPERACIÓN	19.404.880
Otros ingresos de operación	19.404.880
TRANSFERENCIAS CORRIENTES	52.893.950
Transferencias corrientes del sector público	52.893.950
Transferencias corrientes internas recibidas del sector público	52.893.950
De la República	52.893.950
Recursos Ordinarios	52.893.950
1.2 GASTOS CORRIENTES	**76.085.459**
GASTOS DE CONSUMO	75.096.903
Remuneraciones	52.426.263
Sueldos, salarios y otras retribuciones	15.490.144
Beneficios y complementos de sueldos y salarios	19.621.841
Aportes patronales	3.944.322
Prestaciones sociales y otras indemnizaciones	7.597.170
Asistencia socioeconómica	5.772.786
Compra de bienes y servicios	21.287.844
Bienes de consumo	3.443.264
Servicios no personales	17.844.580
Depreciación y amortización	1.382.796
TRANSFERENCIAS Y DONACIONES CORRIENTES	988.556
Al sector privado	988.556
Transferencias corrientes al sector privado	988.556
Directas a personas	988.556
Pensiones y otros beneficios asociados	48.414
Jubilaciones y otros beneficios asociados	920.142
Otras transferencias directas a personas	20.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(3.786.629)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(2.403.833)**
RECURSOS PROPIOS DE CAPITAL	(2.403.833)
Desahorro en Cuenta Corriente	(3.786.629)
Incremento de la depreciación y amortización acumuladas	1.382.796
2.2 GASTOS DE CAPITAL	**473.108**
INVERSIÓN REAL DIRECTA	473.108
Formación bruta de capital Fijo	473.108
Maquinaria, equipos y otros bienes muebles	227.996
Bienes preexistentes	46.068
Construcciones de bienes de dominio privado	199.044
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(2.876.941)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**4.424.556**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.424.556
Disminución de otros activos financieros	4.424.556
Disminución de disponibilidades	4.424.556
Disminución de Bancos	4.424.556
3.2 APLICACIONES FINANCIERAS	**4.424.556**
DISMINUCIÓN DE PASIVOS	1.547.615
Disminución de cuentas y efectos por pagar	1.547.615
Disminución de cuentas y efectos por pagar a corto plazo	1.547.615
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.547.615
DÉFICIT FINANCIERO	2.876.941

A0338

Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI)

FUNDACIÓN INSTITUTO ZULIANO DE INVESTIGACIONES TECNOLÓGICAS (INZIT-CICASI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Instituto Zuliano de Investigaciones Tecnológicas (INZIT-CICASI), adscrita actualmente al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada en el año 1979, con la finalidad de promover, apoyar y consolidar el desarrollo científico en el estado Zulia, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 21.407.361, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	7.700.461
– Recursos Propios	Bs.	5.658.520
– Otros	Bs.	8.048.380
Total	**Bs.**	**21.407.361**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Quince Millones Trescientos Cuarenta y Siete Mil Ochocientos Bolívares exactos (Bs. 15.347.800) y por Acciones Centralizadas, un monto de Seis Millones Cincuenta y Nueve Mil Quinientos Sesenta y Un Bolívares exactos (Bs. 6.059.561); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	8.142.580
– Materiales, Suministros y Mercancías	Bs.	3.024.520
– Servicios No Personales	Bs.	4.639.961
– Activos Reales	Bs.	5.095.300
– Transferencias y Donaciones	Bs.	55.000
– Otros Gastos	Bs.	450.000
Total	**Bs.**	**21.407.361**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución de los proyectos siguientes:

- Impulso a la investigación de energías alternativas y renovables para el desarrollo de la industria nacional.
- Investigación y aplicación de tecnologías e innovaciones orientadas hacia el fortalecimiento de las comunidades organizadas y las industrias intermedias.
- Generación de tecnologías innovadoras de producción de insumos para el sector Agrícola.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Ahorro	Bs.	2.436.780
– Cuenta Capital:	Déficit	Bs.	2.208.520

- **CUENTAS FINANCIERAS:**

Como fuentes de financiamiento destaca la disminución de las disponibilidades en bancos por un monto de Bs. 1.958.250 y de cuentas por cobrar por la cantidad de Bs. 250.000, totalizando la cantidad de Bs. 2.208.520, los cuales se destinaran a financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	18.748.841
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.000.000
Venta de otros bienes y servicios	3.000.000
TRANSFERENCIAS CORRIENTES	15.748.841
Transferencias corrientes internas recibidas del sector privado	8.048.380
De empresas privadas	8.048.380
Transferencias corrientes del sector público	7.700.461
Transferencias corrientes internas recibidas del sector público	7.700.461
De la República	7.700.461
INGRESOS DE CAPITAL	**450.000**
RECURSOS PROPIOS DE CAPITAL	450.000
Incremento de la depreciación y amortización acumuladas	450.000
FUENTES DE FINANCIAMIENTO	**2.208.520**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.208.520
Disminución de otros activos financieros	2.208.520
Disminución de disponibilidades	1.958.520
Disminución de Bancos	1.958.520
Disminución de cuentas por cobrar a corto plazo	250.000
Disminución de cuentas comerciales por cobrar a corto plazo	250.000
TOTAL RECURSOS	**21.407.361**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**16.312.061**
GASTOS DE CONSUMO	16.257.061
Remuneraciones	8.142.580
Sueldos, salarios y otras retribuciones	2.727.813
Beneficios y complementos de sueldos y salarios	2.355.694
Aportes patronales	473.414
Prestaciones sociales y otras indemnizaciones	415.137
Asistencia socioeconómica	2.001.952
Otros gastos de personal	168.570
Compra de bienes y servicios	7.664.481
Bienes de consumo	3.024.520
Servicios no personales	4.639.961
Depreciación y amortización	450.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	55.000
Al sector privado	55.000
Transferencias corrientes al sector privado	55.000
Directas a personas	55.000
Jubilaciones y otros beneficios asociados	55.000
GASTOS DE CAPITAL	**5.095.300**
INVERSIÓN REAL DIRECTA	5.095.300
Formación bruta de capital fijo	5.095.300
Maquinaria, equipos y otros bienes muebles	5.095.300
TOTAL GASTOS	**21.407.361**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114560	Impulso a la investigación de energías alternativas y renovables para el desarrollo de la industria nacional	Tecnología			3	1.330.000	600.000		2.309.500	4.239.500
114561	Investigación y aplicación de tecnologías e innovaciones orientadas hacia el fortalecimiento de las comunidades organizadas y las industrias intermedias	Tecnología			4	2.218.300	2.390.000		1.470.000	6.078.300
114737	Generación de tecnologías innovadoras de producción de insumos para el sector Agrícola	Tecnología			2		761.120		4.268.880	5.030.000
TOTAL						3.548.300	3.751.120		8.048.380	15.347.800

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		3.332.080			3.332.080
02	Gestión Administrativa	2.110.220	562.261			2.672.481
03	Previsión y Protección Social		55.000			55.000
TOTAL		2.110.220	3.949.341			6.059.561

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**33**	**42**		**75**	**1.810.645**	**43.596**	**1.854.241**
Alto Nivel y de Dirección	4	1		5	472.394		472.394
Profesional y Técnico	9	27		36	854.664	35.966	890.630
Personal Administrativo	13	9		22	160.380	7.630	168.010
Personal de Investigación	7	5		12	323.207		323.207
Personal Contratado	**11**	**7**		**18**	**862.168**		**862.168**
Profesional y Técnico	8	4		12	388.846		388.846
Personal Administrativo	3	3		6	473.322		473.322
TOTAL	**44**	**49**		**93**	**2.672.813**	**43.596**	**2.716.409**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados		**2**	**2**	**55.000**
Empleados		2	2	55.000
TOTAL		**2**	**2**	**55.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	8.142.580
4.02	Materiales, suministros y mercancías	3.024.520
4.03	Servicios no personales	4.639.961
4.04	Activos reales	5.095.300
4.07	Transferencias y donaciones	55.000
4.08	Otros gastos	450.000
	TOTAL	**21.407.361**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**18.748.841**
INGRESOS CORRIENTE ORDINARIO	18.748.841
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.000.000
Venta de otros bienes y servicios	3.000.000
TRANSFERENCIAS CORRIENTES	15.748.841
Transferencias corrientes internas recibidas del sector privado	8.048.380
De empresas privadas	8.048.380
Transferencias corrientes del sector público	7.700.461
Transferencias corrientes internas recibidas del sector público	7.700.461
De la República	7.700.461
Recursos Ordinarios	7.700.461
1.2 GASTOS CORRIENTES	**16.312.061**
GASTOS DE CONSUMO	16.257.061
Remuneraciones	8.142.580
Sueldos, salarios y otras retribuciones	2.727.813
Beneficios y complementos de sueldos y salarios	2.355.694
Aportes patronales	473.414
Prestaciones sociales y otras indemnizaciones	415.137
Asistencia socioeconómica	2.001.952
Otros gastos de personal	168.570
Compra de bienes y servicios	7.664.481
Bienes de consumo	3.024.520
Servicios no personales	4.639.961
Depreciación y amortización	450.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	55.000
Al sector privado	55.000
Transferencias corrientes al sector privado	55.000
Directas a personas	55.000
Jubilaciones y otros beneficios asociados	55.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.436.780**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.886.780**
RECURSOS PROPIOS DE CAPITAL	2.886.780
Ahorro en Cuenta Corriente	2.436.780
Incremento de la depreciación y amortización acumuladas	450.000
2.2 GASTOS DE CAPITAL	**5.095.300**
INVERSIÓN REAL DIRECTA	5.095.300
Formación bruta de capital fijo	5.095.300
Maquinaria, equipos y otros bienes muebles	5.095.300
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(2.208.520)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.208.520**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.208.520
Disminución de otros activos financieros	2.208.520
Disminución de disponibilidades	1.958.520
Disminución de Bancos	1.958.520
Disminución de cuentas por cobrar a corto plazo	250.000
Disminución de cuentas comerciales por cobrar a corto plazo	250.000
3.2 APLICACIONES FINANCIERAS	**2.208.520**
DÉFICIT FINANCIERO	2.208.520

A0355

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Zulia (Fundacite-Zulia)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO ZULIA (FUNDACITE-ZULIA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el estado Zulia, actualmente adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada mediante Decreto Presidencial N° 471, de fecha 27 de diciembre de 1979, publicado en la Gaceta Oficial de la República de Venezuela N° 31.892, de fecha 28 de diciembre de 1979, reimpresa por error de copia, publicado en la Gaceta Oficial de la República de Venezuela N° 31.899, de fecha 9 de enero de 1980, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 8.133.476, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	3.247.845
– Aportes de Entes Descentralizados sin Fines Empresariales	Bs.	2.849.079
– Recursos Propios	Bs.	2.036.552
Total	**Bs.**	**8.133.476**

- **PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Cinco Millones Ciento Veintiséis Mil Ochocientos Veinticinco Bolívares exactos (Bs. 5.126.825) y por Acciones Centralizadas, un monto de Tres Millones Seis Mil Seiscientos Cincuenta y Un Bolívares exactos (Bs.3.006.651); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	4.967.607
– Materiales, Suministros y Mercancías	Bs.	243.000
– Servicios No Personales	Bs.	1.051.000
– Activos Reales	Bs.	50.000
– Transferencias y Donaciones	Bs.	1.320.869
– Otros Gastos	Bs.	501.000
Total	**Bs.**	**8.133.476**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución de los proyectos siguientes:

- Construcción de la nueva institucionalidad del Gobierno Socialista con una visión integradora de la ciencia, la tecnología, el desarrollo industrial y la producción artesanal del estado Zulia.

- Formación para el nuevo modo de producción y valoración social del conocimiento científico a través de las Redes Socialistas de Innovación Productiva (RSIP).

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	1.986.552
– Cuenta Capital:	Déficit	Bs.	1.535.552

- **CUENTAS FINANCIERAS:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de Bs. 1.535.552, la cual se destinará a financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	**6.096.924**
TRANSFERENCIAS CORRIENTES	6.096.924
Transferencias corrientes del sector público	6.096.924
Transferencias corrientes internas recibidas del sector público	6.096.924
De la República	3.247.845
De los entes descentralizados sin fines empresariales	2.849.079
INGRESOS DE CAPITAL	**501.000**
RECURSOS PROPIOS DE CAPITAL	501.000
Incremento de la depreciación y amortización acumuladas	501.000
FUENTES DE FINANCIAMIENTO	**1.535.552**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.535.552
Disminución de otros activos financieros	1.535.552
Disminución de disponibilidades	1.535.552
Disminución de Bancos	1.535.552
TOTAL RECURSOS	**8.133.476**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**8.083.476**
GASTOS DE CONSUMO	6.762.607
Remuneraciones	4.967.607
Sueldos, salarios y otras retribuciones	1.257.630
Beneficios y complementos de sueldos y salarios	2.097.247
Aportes patronales	179.200
Prestaciones sociales y otras indemnizaciones	479.259
Asistencia socioeconómica	954.271
Compra de bienes y servicios	1.294.000
Bienes de consumo	243.000
Servicios no personales	1.051.000
Depreciación y amortización	501.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.320.869
Al sector privado	1.320.869
Transferencias corrientes al sector privado	1.320.869
Directas a personas	200.869
Jubilaciones y otros beneficios asociados	200.869
Otras transferencias corrientes internas al sector privado	1.120.000
GASTOS DE CAPITAL	**50.000**
INVERSIÓN REAL DIRECTA	50.000
Formación bruta de capital Fijo	50.000
Maquinaria, equipos y otros bienes muebles	50.000
TOTAL GASTOS	**8.133.476**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113979	Construcción de la nueva institucionalidad del Gobierno Socialista con una visión integradora de la ciencia, la tecnología, el desarrollo industrial y la producción artesanal del estado Zulia.	Actividad			12	20.000	1.270.128		980.941	2.270.619
114030	Formación para el nuevo modo de producción y valoración social del conocimiento científico a través de las Redes Socialistas de Innovación Productiva (RSIP).	Red Fortalecida			30	1.100.000	910.284		845.922	2.856.206
TOTAL						1.120.000	2.180.412		1.826.413	5.126.825

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		876.564		667.718	1.544.282
02	Gestión Administrativa	906.552			354.948	1.261.500
03	Previsión y Protección Social	10.000	190.869			200.869
	TOTAL	**916.552**	**1.067.433**		**1.022.666**	**3.006.651**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**24**	**15**		**39**	**1.064.388**		**1.064.388**
Alto Nivel y de Dirección		2		2	148.452		148.452
Profesional y Técnico	16	12		28	748.752		748.752
Personal Administrativo	8	1		9	167.184		167.184
Personal Contratado	**1**	**2**		**3**	**193.242**		**193.242**
Profesional y Técnico	1	2		3	193.242		193.242
TOTAL	**25**	**17**		**42**	**1.257.630**		**1.257.630**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**2**	**2**	**4**	**89.819**
Empleados	2	2	4	89.819
TOTAL	**2**	**2**	**4**	**89.819**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	4.967.607
4.02	Materiales, suministros y mercancías	243.000
4.03	Servicios no personales	1.051.000
4.04	Activos reales	50.000
4.07	Transferencias y donaciones	1.320.869
4.08	Otros gastos	501.000
	TOTAL	**8.133.476**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**6.096.924**
INGRESOS CORRIENTE ORDINARIO	6.096.924
TRANSFERENCIAS CORRIENTES	6.096.924
Transferencias corrientes del sector público	6.096.924
Transferencias corrientes internas recibidas del sector público	6.096.924
De la República	3.247.845
Recursos Ordinarios	3.247.845
De los entes descentralizados sin fines empresariales	2.849.079
1.2 GASTOS CORRIENTES	**8.083.476**
GASTOS DE CONSUMO	6.762.607
Remuneraciones	4.967.607
Sueldos, salarios y otras retribuciones	1.257.630
Beneficios y complementos de sueldos y salarios	2.097.247
Aportes patronales	179.200
Prestaciones sociales y otras indemnizaciones	479.259
Asistencia socioeconómica	954.271
Compra de bienes y servicios	1.294.000
Bienes de consumo	243.000
Servicios no personales	1.051.000
Depreciación y amortización	501.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.320.869
Al sector privado	1.320.869
Transferencias corrientes al sector privado	1.320.869
Directas a personas	200.869
Jubilaciones y otros beneficios asociados	200.869
Otras transferencias corrientes internas al sector privado	1.120.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.986.552)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.485.552)**
RECURSOS PROPIOS DE CAPITAL	(1.485.552)
Desahorro en Cuenta Corriente	(1.986.552)
Incremento de la depreciación y amortización acumuladas	501.000
2.2 GASTOS DE CAPITAL	**50.000**
INVERSIÓN REAL DIRECTA	50.000
Formación bruta de capital fijo	50.000
Maquinaria, equipos y otros bienes muebles	50.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.535.552)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.535.552**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.535.552
Disminución de otros activos financieros	1.535.552
Disminución de disponibilidades	1.535.552
Disminución de Bancos	1.535.552
3.2 APLICACIONES FINANCIERAS	**1.535.552**
DÉFICIT FINANCIERO	1.535.552

A0363

Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS)

FUNDACIÓN VENEZOLANA DE INVESTIGACIONES SISMOLÓGICAS (FUNVISIS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Venezolana de Investigaciones Sismológicas (FUNVISIS), tiene como función primordial elevar el nivel de preparación de las comunidades, de las instituciones para minimizar los niveles de vulnerabilidad ante eventos sísmicos.

Para lograr su objetivo FUNVISIS, realiza permanentemente actividades científicas y tecnológicas como son, el mantenimiento de las redes sismológicas y acelerográficas, que proporcionan información permanente sobre la ocurrencia de eventos sísmicos en el país; la realización de estudios e investigaciones sismológicas, destinados a atender la demanda de seguridad de la población ante la amenaza sísmica en el territorio nacional; y la formación de personal especializado en la caracterización de las fuentes sísmicas en el país y en la determinación de áreas susceptibles de riesgo sísmico.

La Fundación, continuará desarrollando una campaña constante de información, divulgación y prevención, a través de la realización de talleres a grupos institucionales en el aula sísmica y a comunidades en el ámbito nacional, preparándolos para actuar adecuadamente ante situaciones de emergencia de origen sísmico.

La política presupuestaria para este año, estará dirigida a la utilización de los recursos presupuestarios, mediante el proyecto "Prevención y Mitigación de Riesgo ante Eventos Adversos", cuyo objetivo es generar los instrumentos técnicos necesarios, para atender los elevados niveles de riesgo en los ejes geoestratégicos de desarrollo.

Los beneficiarios directos del proyecto serán las comunidades urbanas domiciliadas en las fallas tectónicas venezolanas, especialmente los residentes en Caracas y en los estados Mérida, Lara, Carabobo, Aragua, Miranda, Sucre, Anzoátegui y Táchira.

Dicho proyecto se desarrollará, mediante cuatro acciones especificas: "Evaluación y Documentación del Peligro ante Eventos Adversos", "Zonificación del riesgo en los ejes geoestratégicos de desarrollo", "Investigación aplicada a la gestión del riesgo en espacios urbanos" y "Formación para la apropiación social del conocimiento en prevención ante eventos en adversos".

Proyecto "Creación del Servicio de Geotecnia y Geomática para el Desarrollo de Vivienda y Hábitat Nacional. Fase I", cuyo objetivo es avanzar en la conformación de la nueva estructura social para fomentar la investigación, desarrollo e innovación, a fin de obtener la soberanía e independencia científica, tecnológica e industrial. A través, del proyecto se podrá evaluar el riesgo sísmico para proponer soluciones nacionales, para la construcción de vivienda y de hábitat, de infraestructura vial, comunicacional, en particular instalaciones de salud y puentes.

La Fundación contará con los recursos presupuestarios aprobados por el FONACIT por Bs. 21.167.082, por medio de la Ley Orgánica de Ciencia, Tecnología e Innovación (LOCTI), para la prosecución del proyecto "Prevención y Mitigación de Riesgo ante Eventos Adversos".

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**39.344.814**
INGRESOS CORRIENTES ORDINARIOS	39.344.814
TRANSFERENCIAS CORRIENTES	39.344.814
Transferencias corrientes del sector público	39.344.814
Transferencias corrientes internas recibidas del sector público	39.344.814
De la República	18.177.732
De los entes descentralizados sin fines empresariales	21.167.082
INGRESOS DE CAPITAL	**949.020**
RECURSOS PROPIOS DE CAPITAL	949.020
Incremento de la depreciación y amortización acumulada	949.020
FUENTES DE FINANCIAMIENTO	**11.964.607**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	11.964.607
Disminución de otros activos financieros	11.964.607
Disminución de disponibilidades	11.964.607
Disminución de caja	5.000
Disminución de Bancos	11.959.607
TOTAL RECURSOS	**52.258.441**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**42.638.672**
GASTOS DE CONSUMO	40.645.755
Remuneraciones	22.053.424
Sueldos, salarios y otras retribuciones	9.596.366
Beneficios y complementos de sueldos y salarios	7.329.094
Aportes patronales	810.252
Prestaciones sociales y otras indemnizaciones	1.395.881
Asistencia socioeconómica	2.921.831
Compra de bienes y servicios	15.624.887
Bienes de consumo	1.555.981
Servicios no personales	14.068.906
Impuestos indirectos	2.018.424
Depreciación y amortización	949.020
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.992.917
Al sector privado	539.150
Transferencias corrientes al sector privado	539.150
Directas a personas	539.150
Jubilaciones y otros beneficios asociados	427.892
Otras transferencias directas a personas	111.258
Al sector público	1.453.767
Transferencias corrientes al sector público	1.453.767
A los entes descentralizados sin fines empresariales para sus gastos	1.453.767
GASTOS DE CAPITAL	**9.619.769**
INVERSIÓN REAL DIRECTA	9.619.769
Formación bruta de capital fijo	9.619.769
Edificios e instalaciones	65.000
Maquinaria, equipos y otros bienes muebles	9.554.769
TOTAL GASTOS	**52.258.441**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114769	Prevención y Mitigación de Riesgo Ante Eventos Adversos.	Red			3.462	9.121.813	11.647.499		13.153.193	33.922.505
114993	Creación del Servicio de Geotecnia y Geomática para el Desarrollo de Vivienda y Hábitat Nacional. Fase I.	Instrumento			330	2.842.794	110.902		8.013.889	10.967.585
TOTAL						11.964.607	11.758.401		21.167.082	44.890.090

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		4.346.531			4.346.531
02	Gestión Administrativa	949.020	1.644.908			2.593.928
03	Previsión y Protección Social		427.892			427.892
TOTAL		949.020	6.419.331			7.368.351

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**76**	**75**		**151**	**4.830.206**	**23.652**	**4.853.858**
Alto Nivel y de Dirección	2	3		5	412.476		412.476
Profesional y Técnico	26	23		49	1.482.590		1.482.590
Personal Administrativo	31	24		55	1.664.159	1.296	1.665.455
Personal de Investigación	17	25		42	1.270.981	22.356	1.293.337
Personal Contratado	**26**	**39**	**12**	**77**	**4.289.218**		**4.289.218**
Profesional y Técnico	19	25	12	56	3.203.346		3.203.346
Personal Administrativo	7	9		16	1.067.782		1.067.782
Obrero		5		5	18.090		18.090
TOTAL	102	114	12	228	9.119.424	23.652	9.143.076

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**2**	**6**	**8**	**427.892**
Empleados	2	6	8	427.892
TOTAL	2	6	8	427.892

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	22.053.424
4.02	Materiales, suministros y mercancías	1.555.981
4.03	Servicios no personales	16.087.330
4.04	Activos reales	9.619.769
4.07	Transferencias y donaciones	1.992.917
4.08	Otros gastos	949.020
	TOTAL	52.258.441

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**39.344.814**
INGRESOS CORRIENTES ORDINARIOS	39.344.814
TRANSFERENCIAS CORRIENTES	39.344.814
Transferencias corrientes del sector público	39.344.814
Transferencias corrientes internas recibidas del sector público	39.344.814
De la República	18.177.732
Recursos Ordinarios	18.177.732
De los entes descentralizados sin fines empresariales	21.167.082
1.2 GASTOS CORRIENTES	**42.638.672**
GASTOS DE CONSUMO	40.645.755
Remuneraciones	22.053.424
Sueldos, salarios y otras retribuciones	9.596.366
Beneficios y complementos de sueldos y salarios	7.329.094
Aportes patronales	810.252
Prestaciones sociales y otras indemnizaciones	1.395.881
Asistencia socioeconómica	2.921.831
Compra de bienes y servicios	15.624.887
Bienes de consumo	1.555.981
Servicios no personales	14.068.906
Impuestos indirectos	2.018.424
Depreciación y amortización	949.020
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.992.917
Al sector privado	539.150
Transferencias corrientes al sector privado	539.150
Directas a personas	539.150
Jubilaciones y otros beneficios asociados	427.892
Otras transferencias directas a personas	111.258
Al sector público	1.453.767
Transferencias corrientes al sector público	1.453.767
A los entes descentralizados sin fines empresariales para sus gastos	1.453.767
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(3.293.858)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(2.344.838)**
RECURSOS PROPIOS DE CAPITAL	(2.344.838)
Desahorro en Cuenta Corriente	(3.293.858)
Incremento de la depreciación y amortización acumulada	949.020
2.2 GASTOS DE CAPITAL	**9.619.769**
INVERSIÓN REAL DIRECTA	9.619.769
Formación bruta de capital fijo	9.619.769
Edificios e instalaciones	65.000
Maquinaria, equipos y otros bienes muebles	9.554.769
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(11.964.607)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**11.964.607**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	11.964.607
Disminución de otros activos financieros	11.964.607
Disminución de disponibilidades	11.964.607
Disminución de caja	5.000
Disminución de Bancos	11.959.607
3.2 APLICACIONES FINANCIERAS	**11.964.607**
DÉFICIT FINANCIERO	11.964.607

A0382

Fundación Centro de Investigaciones de Astronomía Francisco Duarte (CIDA)

FUNDACIÓN CENTRO DE INVESTIGACIONES DE ASTRONOMÍA FRANCISCO DUARTE (CIDA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Su misión consiste en contribuir con el desarrollo de la astronomía, las ciencias del espacio y afines, a través de la producción, promoción, transferencia, difusión de las observaciones, investigación, desarrollo y estudios teóricos y experimentales, además de la formación de recursos humanos de alto nivel, con un claro sentido de pertinencia social que contribuyan con el desarrollo endógeno sustentable y la independencia tecnológica del país para coadyuvar con el fortalecimiento de una sociedad justa, equitativa, democrática, participativa y protagónica.

- Realizar, promover y difundir investigaciones en el campo de la astronomía.
- Propiciar la enseñanza de la astronomía en los diversos centros educacionales del país.
- Estimular el intercambio técnico y científico entre instituciones similares nacionales o extranjeras.
- Contribuir con al perfeccionamiento profesional de los astrónomos del país.

Su visión es mantener el liderazgo de investigación astronómica en nuestro país y ser el principal instituto de investigación de Ciencias Astronómicas en América Latina, reconocido por la calidad en el desarrollo de investigadores, científicos y estudiantes que contribuyan a través de sus conocimientos al fortalecimiento de otras ciencias y a la difusión de los mismos a la sociedad, utilizando tecnología de punta e interactuando con otros centros de investigación a nivel mundial, para lograr el liderazgo y cumplir con su misión, se estima la ejecución de los siguientes proyectos, en el ejercicio fiscal 2012:

- Difusión y promoción del conocimiento científico-técnico, utilizando la Astronomía como herramienta divulgativa para el empoderamiento general del saber, a fin de fortalecer la capacidad tecnológica y científica del Observatorio Astronómico Nacional (OAN) de Llano del Hato.

- Fortalecimiento de la capacidad tecnológica y científica del Observatorio Astronómico Nacional (OAN) de Llano del Hato.

- Escalamiento de prototipos desarrollados en la Fábrica de Instrumentos y partes Ópticas (FIPO) de la Fundación Centro de Investigaciones de Astronomía "Francisco J. Duarte" (CIDA), para promover la cooperación científico técnica con instituciones nacionales o extranjeras, que permitan la generación de nuevos conocimientos en el área, la transferencia de tecnología que contribuyan con nuestra independencia tecnológica y el desarrollo científico nacional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**15.468.890**
INGRESOS CORRIENTES ORDINARIOS	15.468.890
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	130.000
Venta de otros bienes y servicios	130.000
TRANSFERENCIAS CORRIENTES	15.338.890
Transferencias corrientes del sector público	15.338.890
Transferencias corrientes internas recibidas del sector público	15.338.890
De la República	15.338.890
INGRESOS DE CAPITAL	**850.000**
RECURSOS PROPIOS DE CAPITAL	850.000
Incremento de la depreciación y amortización acumuladas	850.000
FUENTES DE FINANCIAMIENTO	**250.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	250.000
Disminución de otros activos financieros	250.000
Disminución de disponibilidades	250.000
Disminución de Bancos	250.000
TOTAL RECURSOS	**16.568.890**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**16.553.890**
GASTOS DE CONSUMO	15.929.303
Remuneraciones	13.705.046
Sueldos, salarios y otras retribuciones	6.928.918
Beneficios y complementos de sueldos y salarios	3.308.350
Aportes patronales	684.712
Prestaciones sociales y otras indemnizaciones	1.348.174
Asistencia socioeconómica	1.434.892
Compra de bienes y servicios	1.374.257
Bienes de consumo	424.257
Servicios no personales	950.000
Depreciación y amortización	850.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	624.587
Al sector privado	606.587
Transferencias corrientes al sector privado	574.587
Directas a personas	549.587
Pensiones y otros beneficios asociados	180.140
Jubilaciones y otros beneficios asociados	369.447
Otras transferencias corrientes internas al sector Privado	25.000
Donaciones corrientes al sector privado	32.000
Donaciones a personas	17.000
Donaciones a instituciones sin fines de lucro	15.000
Al sector externo	18.000
Transferencias corrientes al exterior	18.000
A organismos internacionales	18.000
GASTOS DE CAPITAL	**15.000**
INVERSIÓN REAL DIRECTA	15.000
Formación bruta de capital Fijo	15.000
Maquinaria, equipos y otros bienes muebles	15.000
TOTAL GASTOS	**16.568.890**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
113664	Difusión y promoción del conocimiento científico-técnico utilizando la Astronomía como herramienta divulgativa para el empoderamiento general del saber	Programa			4		3.672.235			3.672.235
113683	Fortalecimiento de la capacidad tecnológica y científica del Observatorio Astronómico Nacional (OAN) de Llano del Hato	Cámara			1		7.146.780			7.146.780
113686	Escalamiento de prototipos desarrollados en la Fábrica de Instrumentos y partes Ópticas (FIPO) de la Fundación Centro de Investigaciones de Astronomía "Francisco J. Duarte" (CIDA)	Producto			10		179.257			179.257
	TOTAL						10.998.272			10.998.272

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
01	Dirección y Coordinación de los Gastos de los Trabajadores		3.326.031			3.326.031
02	Gestión Administrativa	1.230.000	465.000			1.695.000
03	Previsión y Protección Social		549.587			549.587
	TOTAL	1.230.000	4.340.618			5.570.618

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**52**	**74**		**126**	**3.561.216**	**191.500**	**3.752.716**
Alto Nivel y de Dirección	3	3		6	318.600		318.600
Profesional y Técnico	24	39		63	1.760.189	66.863	1.827.052
Personal Administrativo	9	5		14	371.194	22.325	393.519
Personal de Investigación	4	5		9	456.692		456.692
Obrero	12	22		34	654.541	102.312	756.853
Personal Contratado	**2**	**5**		**7**	**170.000**		**170.000**
Profesional y Técnico	1	3		4	63.576		63.576
Personal de Investigación		2		2	66.424		66.424
Obrero	1			1	40.000		40.000
TOTAL	54	79		133	3.731.216	191.500	3.922.716

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**2**		**2**	**180.140**
Obreros	1		1	62.783
Empleados	1		1	117.357
Jubilados	**3**	**1**	**4**	**369.447**
Empleados	3	1	4	369.447
TOTAL	5	1	6	549.587

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	13.705.046
4.02	Materiales, suministros y mercancías	424.257
4.03	Servicios no personales	950.000
4.04	Activos reales	15.000
4.07	Transferencias y donaciones	624.587
4.08	Otros gastos	850.000
	TOTAL	**16.568.890**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**15.468.890**
INGRESOS CORRIENTES ORDINARIOS	15.468.890
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	130.000
Venta de otros bienes y servicios	130.000
TRANSFERENCIAS CORRIENTES	15.338.890
Transferencias corrientes del sector público	15.338.890
Transferencias corrientes internas recibidas del sector público	15.338.890
De la República	15.338.890
Recursos Ordinarios	15.338.890
1.2 GASTOS CORRIENTES	**16.553.890**
GASTOS DE CONSUMO	15.929.303
Remuneraciones	13.705.046
Sueldos, salarios y otras retribuciones	6.928.918
Beneficios y complementos de sueldos y salarios	3.308.350
Aportes patronales	684.712
Prestaciones sociales y otras indemnizaciones	1.348.174
Asistencia socioeconómica	1.434.892
Compra de bienes y servicios	1.374.257
Bienes de consumo	424.257
Servicios no personales	950.000
Depreciación y amortización	850.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	624.587
Al sector privado	606.587
Transferencias corrientes al sector privado	574.587
Directas a personas	549.587
Pensiones y otros beneficios asociados	180.140
Jubilaciones y otros beneficios asociados	369.447
Otras transferencias corrientes internas al sector privado	25.000
Donaciones corrientes al sector privado	32.000
Donaciones a personas	17.000
Donaciones a instituciones sin fines de lucro	15.000
Al sector externo	18.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Transferencias corrientes al exterior	18.000
A organismos internacionales	18.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.085.000)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(235.000)**
RECURSOS PROPIOS DE CAPITAL	(235.000)
Desahorro en Cuenta Corriente	(1.085.000)
Incremento de la depreciación y amortización acumuladas	850.000
2.2 GASTOS DE CAPITAL	**15.000**
INVERSIÓN REAL DIRECTA	15.000
Formación bruta de capital Fijo	15.000
Maquinaria, equipos y otros bienes muebles	15.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(250.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**250.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	250.000
Disminución de otros activos financieros	250.000
Disminución de disponibilidades	250.000
Disminución de Bancos	250.000
3.2 APLICACIONES FINANCIERAS	**250.000**
DÉFICIT FINANCIERO	250.000

A0405

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Lara (Fundacite-Lara)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO LARA (FUNDACITE-LARA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Ciencia y la Tecnología del estado Lara (Fundacite-Lara), actualmente adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada mediante Decreto Presidencial N° 1307, del 27 de noviembre de 1981, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 32.363, de fecha 27 de noviembre de 1981, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, que le permita transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 8.244.644, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	6.338.241
– Aportes del Ejecutivo Estadal	Bs.	613.655
– Recursos Propios	Bs.	1.292.748
Total	**Bs.**	**8.244.644**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Tres Millones Setecientos Ochenta y Cinco Mil Ochocientos Setenta y Siete Bolívares exactos (Bs. 3.785.877) y por Acciones Centralizadas, un monto de Cuatro Millones Cuatrocientos Cincuenta y Ocho Mil Setecientos Sesenta y Siete Bolívares exactos (Bs. 4.458.767); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	5.973.597
– Materiales, Suministros y Mercancías	Bs.	456.609
– Servicios No Personales	Bs.	1.414.309
– Activos Reales	Bs.	44.929
– Transferencias y Donaciones	Bs.	175.200
– Otros Gastos	Bs.	180.000
Total	**Bs.**	**8.244.644**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución de los proyectos siguientes:

- Construcción de la nueva institucionalidad entre los actores del Sistema de Ciencia, Tecnología, Innovación e Industrias Intermedias presentes en el estado, para el fortalecimiento del Poder Popular.
- Consolidación del tejido social, a través de una visión integrada de la ciencia, tecnología, desarrollo industrial y saberes ancestrales y populares en el estado Lara.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	1.247.819
– Cuenta Capital:	Déficit	Bs.	1.112.748

- **CUENTA FINANCIERA:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de Bs. 1.112.748, la cual se destinará a financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**6.951.896**
INGRESOS CORRIENTES ORDINARIOS	6.951.896
TRANSFERENCIAS CORRIENTES	6.951.896
Transferencias corrientes del sector público	6.951.896
Transferencias corrientes internas recibidas del sector público	6.951.896
De la República	6.338.241
Del Poder Estadal	613.655
INGRESOS DE CAPITAL	**180.000**
RECURSOS PROPIOS DE CAPITAL	180.000
Incremento de la depreciación y amortización acumuladas	180.000
FUENTES DE FINANCIAMIENTO	**1.112.748**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.112.748
Disminución de otros activos financieros	1.112.748
Disminución de disponibilidades	1.112.748
Disminución de Bancos	1.112.748
TOTAL RECURSOS	**8.244.644**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**8.199.715**
GASTOS DE CONSUMO	8.024.515
Remuneraciones	5.973.597
Sueldos, salarios y otras retribuciones	1.847.164
Beneficios y complementos de sueldos y salarios	2.233.485
Aportes patronales	304.361
Prestaciones sociales y otras indemnizaciones	569.592
Asistencia socioeconómica	1.018.995
Compra de bienes y servicios	1.870.918
Bienes de consumo	456.609
Servicios no personales	1.414.309
Depreciación y amortización	180.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	175.200
Al sector privado	175.200
Transferencias corrientes al sector privado	175.200
Directas a personas	175.200
Jubilaciones y otros beneficios asociados	175.200
GASTOS DE CAPITAL	**44.929**
INVERSIÓN REAL DIRECTA	44.929
Formación bruta de capital Fijo	44.929
Maquinaria, equipos y otros bienes muebles	44.929
TOTAL GASTOS	**8.244.644**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113963	Construcción de la nueva institucionalidad entre los actores del sistema de ciencia, tecnología, innovación e industrias intermedias presentes en el estado para el fortalecimiento del Poder Popular	Actividad			21	400.000	1.519.875		101.546	2.021.421
113970	Consolidación del tejido social, a través de una visión integrada de la ciencia, tecnología, desarrollo industrial y saberes ancestrales y populares en el estado Lara	Actividad en CTI			10	612.748	939.599		212.109	1.764.456
TOTAL						1.012.748	2.459.474		313.655	3.785.877

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	100.000	2.674.820		100.000	2.874.820
02	Gestión Administrativa	180.000	1.028.747		200.000	1.408.747
03	Previsión y Protección Social		175.200			175.200
TOTAL		280.000	3.878.767		300.000	4.458.767

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**29**	**16**		**45**	**1.222.170**		**1.222.170**
Alto Nivel y de Dirección	5	2		7	328.416		328.416
Profesional y Técnico	14	10		24	559.796		559.796
Personal Administrativo	9	4		13	315.379		315.379
Obrero	1			1	18.579		18.579
Personal Contratado	**3**	**4**		**7**	**173.632**		**173.632**
Profesional y Técnico	2	2		4	125.648		125.648
Personal Administrativo	1	2		3	47.984		47.984
TOTAL	**32**	**20**		**52**	**1.395.802**		**1.395.802**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**3**		**3**	**175.200**
Empleados	3		3	175.200
TOTAL	**3**		**3**	**175.200**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	5.973.597
4.02	Materiales, suministros y mercancías	456.609
4.03	Servicios no personales	1.414.309
4.04	Activos reales	44.929
4.07	Transferencias y donaciones	175.200
4.08	Otros gastos	180.000
	TOTAL	**8.244.644**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**6.951.896**
INGRESOS CORRIENTES ORDINARIOS	6.951.896
TRANSFERENCIAS CORRIENTES	6.951.896
Transferencias corrientes del sector público	6.951.896
Transferencias corrientes internas recibidas del sector público	6.951.896
De la República	6.338.241
Recursos Ordinarios	6.338.241
Del Poder Estadal	613.655
1.2 GASTOS CORRIENTES	**8.199.715**
GASTOS DE CONSUMO	8.024.515
Remuneraciones	5.973.597
Sueldos, salarios y otras retribuciones	1.847.164
Beneficios y complementos de sueldos y salarios	2.233.485
Aportes patronales	304.361
Prestaciones sociales y otras indemnizaciones	569.592
Asistencia socioeconómica	1.018.995
Compra de bienes y servicios	1.870.918
Bienes de consumo	456.609
Servicios no personales	1.414.309
Depreciación y amortización	180.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	175.200
Al sector privado	175.200
Transferencias corrientes al sector privado	175.200
Directas a personas	175.200
Jubilaciones y otros beneficios asociados	175.200
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.247.819)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.067.819)**
RECURSOS PROPIOS DE CAPITAL	(1.067.819)
Desahorro en Cuenta Corriente	(1.247.819)
Incremento de la depreciación y amortización acumuladas	180.000
2.2 GASTOS DE CAPITAL	**44.929**
INVERSIÓN REAL DIRECTA	44.929
Formación bruta de capital Fijo	44.929
Maquinaria, equipos y otros bienes muebles	44.929
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.112.748)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.112.748**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.112.748
Disminución de otros activos financieros	1.112.748
Disminución de disponibilidades	1.112.748
Disminución de Bancos	1.112.748
3.2 APLICACIONES FINANCIERAS	**1.112.748**
DÉFICIT FINANCIERO	1.112.748

A0429

Fundación Centro Nacional de Tecnología Química (CNTQ)

FUNDACIÓN CENTRO NACIONAL DE TECNOLOGÍA QUÍMICA (CNTQ)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Promover el desarrollo tecnológico de la industria de procesos, mediante el fomento y generación de conocimientos, bienes y servicios, en forma directa o mediante proyectos, en conjunto con las universidades, centros de investigación, empresas públicas y privadas, para contribuir al desarrollo sustentable a la soberanía tecnológica del país.

Su visión, procurar ser el centro de referencia nacional e internacional, en la utilización de capacidades de Investigación, Desarrollo e Innovación en las industrias de procesos, universidades y centros de investigación, que aporten mayor autonomía tecnológica y promuevan el desarrollo sustentable del país.

Los proyectos que contribuirán al logro de sus objetivos son:

- Gestión de proyectos de desarrollo e innovación tecnológica en áreas estratégicas de la industria de procesos.

- Reactivación y puesta en marcha de empresas socialistas y PYMES de las industrias químicas y de alimentos mediante la implantación de la Gestión Integral (tecnología, calidad, seguridad y ambiente).

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**7.615.813**
INGRESOS CORRIENTES ORDINARIOS	7.615.813
TRANSFERENCIAS CORRIENTES	7.615.813
Transferencias corrientes del sector público	7.615.813
Transferencias corrientes internas recibidas del sector público	7.615.813
De la República	5.745.114
De los entes descentralizados sin fines empresariales	1.870.699
INGRESOS DE CAPITAL	**27.500**
RECURSOS PROPIOS DE CAPITAL	27.500
Incremento de la depreciación y amortización acumuladas	27.500
FUENTES DE FINANCIAMIENTO	**1.081.585**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.081.585
Disminución de otros activos financieros	1.081.585
Disminución de disponibilidades	1.081.585
Disminución de caja	1.081.585
TOTAL RECURSOS	**8.724.898**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**8.385.898**
GASTOS DE CONSUMO	8.256.447
Remuneraciones	6.904.929
Sueldos, salarios y otras retribuciones	1.734.362
Beneficios y complementos de sueldos y salarios	3.399.911
Aportes patronales	231.753
Prestaciones sociales y otras indemnizaciones	438.549
Asistencia socioeconómica	1.100.354
Compra de bienes y servicios	1.324.018
Bienes de consumo	394.820
Servicios no personales	929.198
Depreciación y amortización	27.500
TRANSFERENCIAS Y DONACIONES CORRIENTES	129.451
Al sector privado	129.451
Transferencias corrientes al sector privado	129.451
Directas a personas	129.451
Jubilaciones y otros beneficios asociados	129.451
GASTOS DE CAPITAL	**339.000**
INVERSIÓN REAL DIRECTA	339.000
Formación bruta de capital Fijo	339.000
Maquinaria, equipos y otros bienes muebles	339.000
TOTAL GASTOS	**8.724.898**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
114553	Gestión de proyectos de desarrollo e innovación tecnológica en áreas estratégicas de la industria de procesos	Proyecto Ejecutado			3		1.617.496		2.252.605	3.870.101
114624	Reactivación y puesta en marcha de empresas socialistas y PYMES de las industrias química y de alimentos mediante la implantación de la Gestión Integral (tecnología, calidad, seguridad y ambiente)	Empresa			25		1.367.015		178.286	1.545.301
	TOTAL						**2.984.511**		**2.430.891**	**5.415.402**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
01	Dirección y Coordinación de los Gastos de los Trabajadores		2.760.603		222.142	2.982.745
02	Gestión Administrativa	27.500			169.800	197.300
03	Previsión y Protección Social				129.451	129.451
	TOTAL	**27.500**	**2.760.603**		**521.393**	**3.309.496**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**24**	**16**		**40**	**1.532.762**	**180.872**	**1.713.634**
Alto Nivel y de Dirección		2		2	171.910	20.629	192.539
Profesional y Técnico	23	14		37	1.336.852	157.363	1.494.215
Obrero	1			1	24.000	2.880	26.880
Personal Contratado	**1**	**3**		**4**	**201.600**		**201.600**
Profesional y Técnico	1	2		3	129.600		129.600
Obrero		1		1	72.000		72.000
TOTAL	**25**	**19**		**44**	**1.734.362**	**180.872**	**1.915.234**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	6.904.929
4.02	Materiales, suministros y mercancías	394.820
4.03	Servicios no personales	929.198
4.04	Activos reales	339.000
4.07	Transferencias y donaciones	129.451
4.08	Otros gastos	27.500
	TOTAL	**8.724.898**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**7.615.813**
INGRESOS CORRIENTES ORDINARIOS	7.615.813
TRANSFERENCIAS CORRIENTES	7.615.813
Transferencias corrientes del sector público	7.615.813
Transferencias corrientes internas recibidas del sector público	7.615.813
De la República	5.745.114
Recursos Ordinarios	5.745.114
De los entes descentralizados sin fines empresariales	1.870.699
1.2 GASTOS CORRIENTES	**8.385.898**
GASTOS DE CONSUMO	8.256.447
Remuneraciones	6.904.929
Sueldos, salarios y otras retribuciones	1.734.362
Beneficios y complementos de sueldos y salarios	3.399.911
Aportes patronales	231.753
Prestaciones sociales y otras indemnizaciones	438.549
Asistencia socioeconómica	1.100.354
Compra de bienes y servicios	1.324.018
Bienes de consumo	394.820
Servicios no personales	929.198
Depreciación y amortización	27.500
TRANSFERENCIAS Y DONACIONES CORRIENTES	129.451
Al sector privado	129.451
Transferencias corrientes al sector privado	129.451
Directas a personas	129.451
Jubilaciones y otros beneficios asociados	129.451
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(770.085)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(742.585)**
RECURSOS PROPIOS DE CAPITAL	(742.585)
Desahorro en Cuenta Corriente	(770.085)
Incremento de la depreciación y amortización acumuladas	27.500

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**339.000**
INVERSIÓN REAL DIRECTA	339.000
Formación bruta de capital Fijo	339.000
Maquinaria, equipos y otros bienes muebles	339.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.081.585)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.081.585**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.081.585
Disminución de otros activos financieros	1.081.585
Disminución de disponibilidades	1.081.585
Disminución de caja	1.081.585
3.2 APLICACIONES FINANCIERAS	**1.081.585**
DÉFICIT FINANCIERO	1.081.585

A0430

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Amazonas (Fundacite-Amazonas)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO AMAZONAS (FUNDACITE-AMAZONAS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el estado Amazonas, adscrita actualmente al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada mediante Decreto Presidencial N° 1.761, de fecha 01 de agosto de 1991, publicado en la Gaceta Oficial de la República de Venezuela Nº 34.769, de fecha 05 de agosto de 1991, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 2.758.674, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	2.752.674
– Recursos Propios	Bs.	6.000
Total	**Bs.**	**2.758.674**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Seiscientos Diecinueve Mil Trescientos Sesenta y Ocho Bolívares exactos (Bs. 619.368) y por Acciones Centralizadas, un monto de Dos Millones Ciento Treinta y Nueve Mil Trescientos Seis Bolívares exactos (Bs. 2.139.306); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	1.755.774
– Materiales, Suministros y Mercancías	Bs.	338.690
– Servicios No Personales	Bs.	590.280
– Activos Reales	Bs.	67.930
– Otros Gastos	Bs.	6.000
Total	**Bs.**	**2.758.674**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución del proyecto siguiente:

- Consolidación del tejido social, a través de una visión integrada de la ciencia, tecnología, desarrollo industrial y saberes ancestrales y populares en el estado Amazonas.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero los montos siguientes:

– Cuenta Corriente:	Ahorro	Bs.	61.930
– Cuenta Capital:	Equilibrio	Bs.	0

CAPÍTULO I
PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	2.752.674
TRANSFERENCIAS CORRIENTES	2.752.674
Transferencias corrientes del sector público	2.752.674
Transferencias corrientes internas recibidas del sector público	2.752.674
De la República	2.752.674
INGRESOS DE CAPITAL	**6.000**
RECURSOS PROPIOS DE CAPITAL	6.000
Incremento de la depreciación y amortización acumuladas	6.000
TOTAL RECURSOS	**2.758.674**

CAPÍTULO II
PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**2.690.744**
GASTOS DE CONSUMO	2.690.744
Remuneraciones	1.755.774
Sueldos, salarios y otras retribuciones	645.231
Beneficios y complementos de sueldos y salarios	852.387
Aportes patronales	40.206
Prestaciones sociales y otras indemnizaciones	147.940
Asistencia socioeconómica	70.010
Compra de bienes y servicios	928.970
Bienes de consumo	338.690
Servicios no personales	590.280
Depreciación y amortización	6.000
GASTOS DE CAPITAL	**67.930**
INVERSIÓN REAL DIRECTA	67.930
Formación bruta de capital fijo	67.930
Maquinaria, equipos y otros bienes muebles	67.930
TOTAL GASTOS	**2.758.674**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114195	Consolidación del tejido social, a través de una visión integrada de la ciencia, tecnología, desarrollo industrial y saberes ancestrales y populares en el estado Amazonas	Persona Beneficiada			10.100		619.368			619.368
TOTAL							619.368			619.368

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		1.323.946			1.323.946
02	Gestión Administrativa	6.000	809.360			815.360
TOTAL		6.000	2.133.306			2.139.306

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**6**	**7**	**2**	**15**	**345.283**		**345.283**
Alto Nivel y de Dirección	1	1		2	74.292		74.292
Profesional y Técnico	4	5	2	11	233.833		233.833
Obreros	1	1		2	37.158		37.158
Personal Contratado	**3**	**9**	**1**	**13**	**295.400**		**295.400**
Profesional y Técnico	2	8	1	11	252.800		252.800
Personal Administrativo	1	1		2	42.600		42.600
TOTAL	**9**	**16**	**3**	**28**	**640.683**		**640.683**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	1.755.774
4.02	Materiales, suministros y mercancías	338.690
4.03	Servicios no personales	590.280
4.04	Activos reales	67.930
4.08	Otros gastos	6.000
	TOTAL	**2.758.674**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.752.674**
INGRESOS CORRIENTES ORDINARIOS	2.752.674
TRANSFERENCIAS CORRIENTES	2.752.674
Transferencias corrientes del sector público	2.752.674
Transferencias corrientes internas recibidas del sector público	2.752.674
De la República	2.752.674
Recursos Ordinarios	2.752.674
1.2 GASTOS CORRIENTES	**2.690.744**
GASTOS DE CONSUMO	2.690.744
Remuneraciones	1.755.774
Sueldos, salarios y otras retribuciones	645.231
Beneficios y complementos de sueldos y salarios	852.387
Aportes patronales	40.206
Prestaciones sociales y otras indemnizaciones	147.940
Asistencia socioeconómica	70.010
Compra de bienes y servicios	928.970
Bienes de consumo	338.690
Servicios no personales	590.280
Depreciación y amortización	6.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**61.930**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**67.930**
RECURSOS PROPIOS DE CAPITAL	67.930
Ahorro en Cuenta Corriente	61.930
Incremento de la depreciación y amortización acumulada	6.000
2.2 GASTOS DE CAPITAL	**67.930**
INVERSIÓN REAL DIRECTA	67.930
Formación bruta de capital Fijo	67.930
Maquinaria, equipos y otros bienes muebles	67.930
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0431

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Apure (Fundacite-Apure)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO APURE (FUNDACITE-APURE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el estado Apure, adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada mediante Decreto Presidencial Nº 3.931, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.277, de fecha 21 de Septiembre de 2005, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la fundación en el año 2012, se estiman en Bs. 2.800.000, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	2.800.000

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Ciento Cincuenta y Siete Mil Trescientos Noventa y Tres Bolívares exactos (Bs. 157.393) y por Acciones Centralizadas, un monto de Dos Millones Seiscientos Cuarenta y Dos Mil Seiscientos Siete Bolívares exactos (Bs. 2.642.607); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	2.558.764
– Materiales, Suministros y Mercancías	Bs.	60.000
– Servicios No Personales	Bs.	82.116
– Activos Reales	Bs.	47.393
– Transferencias y Donaciones	Bs.	51.727
Total	**Bs.**	**2.800.000**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución de los proyectos siguientes:

- Consolidación del tejido social, a través de una visión integrada de la ciencia, tecnología, desarrollo industrial y saberes ancestrales populares en el estado Apure.
- Construcción de la nueva institucionalidad entre los actores del sistema de ciencia, Tecnología, Innovación e industrias intermedias presentes en el estado Apure, para el fortalecimiento del poder popular. Rectificación y reimpulso de la Misión Ciencia.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Ahorro	Bs.	47.393
– Cuenta Capital:	Equilibrio	Bs.	0

- **CUENTAS FINANCIERAS:**

Como fuente de financiamiento única, destaca un ahorro en cuenta corriente por un monto de Bs. 47.393.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**2.800.000**
INGRESOS CORRIENTES ORDINARIOS	2.800.000
TRANSFERENCIAS CORRIENTES	2.800.000
Transferencias corrientes del sector público	2.800.000
Transferencias corrientes internas recibidas del sector público	2.800.000
De la República	2.800.000
TOTAL RECURSOS	**2.800.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**2.752.607**
GASTOS DE CONSUMO	2.700.880
Remuneraciones	2.558.764
Sueldos, salarios y otras retribuciones	1.263.243
Beneficios y complementos de sueldos y salarios	609.417
Aportes patronales	117.112
Prestaciones sociales y otras indemnizaciones	40.000
Asistencia socioeconómica	528.992
Compra de bienes y servicios	142.116
Bienes de consumo	60.000
Servicios no personales	82.116
TRANSFERENCIAS Y DONACIONES CORRIENTES	51.727
Al sector privado	51.727
Transferencias corrientes al sector privado	51.727
Directas a personas	51.727
Otras transferencias directas a personas	51.727
GASTOS DE CAPITAL	**47.393**
INVERSIÓN REAL DIRECTA	47.393
Formación bruta de capital fijo	47.393
Maquinaria, equipos y otros bienes muebles	47.393
TOTAL GASTOS	**2.800.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114171	Construcción de la nueva institucionalidad para fortalecer al Poder Popular y reimpulsar la Misión Ciencia a través de actores de ciencia, tecnología, innovación e industrias intermedias en el Estado	Organización Fortalecida			2		157.393			157.393
	TOTAL						**157.393**			**157.393**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		2.569.264			2.569.264
02	Gestión Administrativa		73.343			73.343
03	Previsión y Protección Social					
	TOTAL		**2.642.607**			**2.642.607**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**14**	**20**		**34**	**816.837**		**816.837**
Directivo	1	2		3	139.774		139.774
Profesional y Técnico	13	13		26	547.013		547.013
Obrero		5		5	130.050		130.050
Personal Contratado	**1**			**1**	**15.000**		**15.000**
Profesional y Técnico	1			1	15.000		15.000
TOTAL	**15**	**20**		**35**	**831.837**		**831.837**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	2.558.764
4.02	Materiales, suministros y mercancías	60.000
4.03	Servicios no personales	82.116
4.04	Activos reales	47.393
4.07	Transferencias y donaciones	51.727
	TOTAL	**2.800.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.800.000**
INGRESOS CORRIENTE ORDINARIO	2.800.000
TRANSFERENCIAS CORRIENTES	2.800.000
Transferencias corrientes del sector público	2.800.000
Transferencias corrientes internas recibidas del sector público	2.800.000
De la República	2.800.000
Recursos Ordinarios	2.800.000
1.2 GASTOS CORRIENTES	**2.752.607**
GASTOS DE CONSUMO	2.700.880
Remuneraciones	2.558.764
Sueldos, salarios y otras retribuciones	1.263.243
Beneficios y complementos de sueldos y salarios	609.417
Aportes patronales	117.112
Prestaciones sociales y otras indemnizaciones	40.000
Asistencia socioeconómica	528.992
Compra de bienes y servicios	142.116
Bienes de consumo	60.000
Servicios no personales	82.116
TRANSFERENCIAS Y DONACIONES CORRIENTES	51.727
Al sector privado	51.727
Transferencias corrientes al sector privado	51.727
Directas a personas	51.727
Otras transferencias directas a personas	51.727
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**47.393**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**47.393**
RECURSOS PROPIOS DE CAPITAL	47.393
Ahorro en Cuenta Corriente	47.393
2.2 GASTOS DE CAPITAL	**47.393**
INVERSIÓN REAL DIRECTA	47.393
Formación bruta de capital fijo	47.393
Maquinaria, equipos y otros bienes muebles	47.393
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0432

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Barinas (Fundacite-Barinas)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO BARINAS (FUNDACITE-BARINAS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el estado Barinas, adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada mediante Decreto Presidencial N° 3.931, de fecha 20 de septiembre de 2005, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.277, de fecha 21 de septiembre de 2005, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 3.252.390, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	3.252.015
– Recursos Propios	Bs.	375
Total	**Bs.**	**3.252.390**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Dos Millones Ciento Sesenta y Dos Mil Ochocientos Nueve Bolívares exactos (Bs. 2.162.809) y por Acciones Centralizadas, un monto de Un Millón Ochenta y Nueve Mil Quinientos Ochenta y Un Bolívares exactos (Bs. 1.089.581); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	2.996.530
– Materiales, Suministros y Mercancías	Bs.	13.650
– Servicios No Personales	Bs.	240.335
– Activos Reales	Bs.	1.500
– Otros Gastos	Bs.	375
Total	**Bs.**	**3.252.390**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución de los proyectos siguientes:

- Construcción de la nueva Institucionalidad entre los actores del Sistema de Ciencia, Tecnología, Innovación e Industrias Intermedias presentes en el estado Barinas, para el fortalecimiento del Poder Popular, rectificación y reimpulso de la Misión Ciencia.

- Consolidación del tejido social, a través de una visión integrada de la ciencia, tecnología, desarrollo industrial y saberes ancestrales populares en el estado Barinas.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Ahorro	Bs.	1.125
– Cuenta Capital:	Equilibrio	Bs.	0

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**3.252.015**
INGRESOS CORRIENTES ORDINARIOS	3.252.015
TRANSFERENCIAS CORRIENTES	3.252.015
Transferencias corrientes del sector público	3.252.015
Transferencias corrientes internas recibidas del sector público	3.252.015
De la República	3.252.015
INGRESOS DE CAPITAL	**375**
RECURSOS PROPIOS DE CAPITAL	375
Incremento de la depreciación y amortización acumuladas	375
TOTAL RECURSOS	**3.252.390**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**3.250.890**
GASTOS DE CONSUMO	3.250.890
Remuneraciones	2.996.530
Sueldos, salarios y otras retribuciones	835.788
Beneficios y complementos de sueldos y salarios	1.146.579
Aportes patronales	115.569
Prestaciones sociales y otras indemnizaciones	356.733
Asistencia socioeconómica	541.861
Compra de bienes y servicios	253.985
Bienes de consumo	13.650
Servicios no personales	240.335
Depreciación y amortización	375
GASTOS DE CAPITAL	**1.500**
INVERSIÓN REAL DIRECTA	1.500
Formación bruta de capital Fijo	1.500
Maquinaria, equipos y otros bienes muebles	1.500
TOTAL GASTOS	**3.252.390**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114129	Construcción de la nueva Institucionalidad entre los actores del sistema de ciencia, tecnología, innovación e industrias intermedias presentes en el estado Barinas, para el fortalecimiento del Poder Popular, rectificación y reimpulso de la Misión Ciencia	Convenio			80		1.680			1.680
114156	Consolidación del tejido social, a través de una visión integrada de la ciencia, tecnología, desarrollo industrial y saberes ancestrales populares en el estado Barinas	Informe de Ejecución			16		2.161.129			2.161.129
	TOTAL						2.162.809			2.162.809

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		1.021.356			1.021.356
02	Gestión Administrativa	375	67.850			68.225
03	Previsión y Protección Social					
	TOTAL	375	1.089.206			1.089.581

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**13**	**8**	**3**	**24**	**835.788**		**835.788**
Alto Nivel y de Dirección	2			2	240.180		240.180
Profesional y Técnico	9	7	3	19	521.328		521.328
Personal Administrativo	1			1	28.680		28.680
Obrero	1	1		2	45.600		45.600
TOTAL	**13**	**8**	**3**	**24**	**835.788**		**835.788**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	2.996.530
4.02	Materiales, suministros y mercancías	13.650
4.03	Servicios no personales	240.335
4.04	Activos reales	1.500
4.08	Otros gastos	375
	TOTAL	**3.252.390**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.252.015**
INGRESOS CORRIENTES ORDINARIOS	3.252.015
TRANSFERENCIAS CORRIENTES	3.252.015
Transferencias corrientes del sector público	3.252.015
Transferencias corrientes internas recibidas del sector público	3.252.015
De la República	3.252.015
Recursos Ordinarios	3.252.015
1.2 GASTOS CORRIENTES	**3.250.890**
GASTOS DE CONSUMO	3.250.890
Remuneraciones	2.996.530
Sueldos, salarios y otras retribuciones	835.788
Beneficios y complementos de sueldos y salarios	1.146.579
Aportes patronales	115.569
Prestaciones sociales y otras indemnizaciones	356.733
Asistencia socioeconómica	541.861
Compra de bienes y servicios	253.985
Bienes de consumo	13.650
Servicios no personales	240.335
Depreciación y amortización	375
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.125**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.500**
RECURSOS PROPIOS DE CAPITAL	1.500
Ahorro en Cuenta Corriente	1.125
Incremento de la depreciación y amortización acumuladas	375

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**1.500**
INVERSIÓN REAL DIRECTA	1.500
Formación bruta de capital Fijo	1.500
Maquinaria, equipos y otros bienes muebles	1.500
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0433

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Cojedes (Fundacite-Cojedes)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO COJEDES (FUNDACITE-COJEDES)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el estado Cojedes, actualmente adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada mediante Decreto Presidencial N° 1.763, de fecha 01 de agosto de 1991, publicado en la Gaceta Oficial de la República de Venezuela N° 34.769, de fecha 05 de agosto de 1991, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 4.048.367, provenientes de las siguientes fuentes de financiamiento:

- Aportes del Ejecutivo Nacional	Bs.	2.800.000
- Recursos Propios	Bs.	1.248.367
Total	**Bs.**	**4.048.367**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Dos Millones Trescientos Ochenta y Cinco Mil Ochocientos Cincuenta y Dos Bolívares exactos (Bs. 2.385.852) y por Acciones Centralizadas, un monto de Un Millón Seiscientos Sesenta y Dos Mil Quinientos Quince Bolívares exactos (Bs. 1.662.515); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

- Gastos de Personal	Bs.	2.796.000
- Materiales, Suministros y Mercancías	Bs.	267.500
- Servicios No Personales	Bs.	490.367
- Activos Reales	Bs.	15.000
- Transferencias y Donaciones	Bs.	460.000
- Disminución de Pasivos	Bs.	19.500
Total	**Bs.**	**4.048.367**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución del proyecto siguiente:

- Construcción de la nueva institucionalidad para el fortalecimiento de la ciencia, tecnología, innovación e industrias intermedias para el desarrollo de capacidades en el estado Cojedes.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	1.213.867
– Cuenta Capital:	Déficit	Bs.	1.228.867

- **CUENTAS FINANCIERAS:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de Bs. 1.248.367, la cual se destinará a financiar una disminución aportes patronales y retenciones laborales por Bs. 19.500 y el restante de Bs. 1.228.867 para financiar el déficit que registrará la cuenta capital.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**2.800.000**
INGRESOS CORRIENTES ORDINARIOS	2.800.000
TRANSFERENCIAS CORRIENTES	2.800.000
Transferencias corrientes del sector público	2.800.000
Transferencias corrientes internas recibidas del sector público	2.800.000
De la República	2.800.000
FUENTES DE FINANCIAMIENTO	**1.248.367**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.248.367
Disminución de otros activos financieros	1.248.367
Disminución de disponibilidades	1.248.367
Disminución de caja	1.248.367
TOTAL RECURSOS	**4.048.367**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**4.013.867**
GASTOS DE CONSUMO	3.553.867
Remuneraciones	2.796.000
Sueldos, salarios y otras retribuciones	1.024.068
Beneficios y complementos de sueldos y salarios	999.171
Aportes patronales	510.682
Prestaciones sociales y otras indemnizaciones	262.079
Compra de bienes y servicios	757.867
Bienes de consumo	267.500
Servicios no personales	490.367
TRANSFERENCIAS Y DONACIONES CORRIENTES	460.000
Al sector privado	460.000
Transferencias corrientes al sector privado	460.000
A empresas privadas	460.000
GASTOS DE CAPITAL	**15.000**
INVERSIÓN REAL DIRECTA	15.000
Formación bruta de capital fijo	15.000
Maquinaria, equipos y otros bienes muebles	15.000
APLICACIONES FINANCIERAS	**19.500**
DISMINUCIÓN DE PASIVOS	19.500
Disminución de cuentas y efectos por pagar	19.500
Disminución de cuentas y efectos por pagar a corto plazo	19.500
Disminución de aportes patronales y retenciones laborales por pagar	19.500
Disminución de aportes patronales y retenciones laborales por pagar a organismos de seguridad social	19.500
TOTAL GASTOS	**4.048.367**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114242	Construcción de la nueva institucionalidad para el fortalecimiento de la ciencia, tecnología, innovación e industrias intermedias para el desarrollo de capacidades en el estado Cojedes	Persona Beneficiada			8.718	955.273	1.430.579			2.385.852
TOTAL						955.273	1.430.579			2.385.852

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		1.369.421			1.369.421
02	Gestión Administrativa	293.094				293.094
TOTAL		293.094	1.369.421			1.662.515

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**9**	**4**		**13**	**425.497**		**425.497**
Alto Nivel y de Dirección	2	1		3	130.650		130.650
Profesional y Técnico	7	1		8	252.665		252.665
Obrero		2		2	42.182		42.182
Personal Contratado	**8**	**8**		**16**	**511.166**		**511.166**
Profesional y Técnico	7	8		15	490.075		490.075
Obrero	1			1	21.091		21.091
TOTAL	**17**	**12**		**29**	**936.663**		**936.663**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	2.796.000
4.02	Materiales, suministros y mercancías	267.500
4.03	Servicios no personales	490.367
4.04	Activos reales	15.000
4.07	Transferencias y donaciones	460.000
4.11	Disminución de pasivos	19.500
	TOTAL	**4.048.367**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.800.000**
INGRESOS CORRIENTES ORDINARIOS	2.800.000
TRANSFERENCIAS CORRIENTES	2.800.000
Transferencias corrientes del sector público	2.800.000
Transferencias corrientes internas recibidas del sector público	2.800.000
De la República	2.800.000
Recursos Ordinarios	2.800.000
1.2 GASTOS CORRIENTES	**4.013.867**
GASTOS DE CONSUMO	3.553.867
Remuneraciones	2.796.000
Sueldos, salarios y otras retribuciones	1.024.068
Beneficios y complementos de sueldos y salarios	999.171
Aportes patronales	510.682
Prestaciones sociales y otras indemnizaciones	262.079
Compra de bienes y servicios	757.867
Bienes de consumo	267.500
Servicios no personales	490.367
TRANSFERENCIAS Y DONACIONES CORRIENTES	460.000
Al sector privado	460.000
Transferencias corrientes al sector privado	460.000
A empresas privadas	460.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.213.867)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.213.867)**
RECURSOS PROPIOS DE CAPITAL	(1.213.867)
Desahorro en Cuenta Corriente	(1.213.867)

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**15.000**
INVERSIÓN REAL DIRECTA	15.000
Formación bruta de capital fijo	15.000
Maquinaria, equipos y otros bienes muebles	15.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.228.867)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.248.367**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.248.367
Disminución de otros activos financieros	1.248.367
Disminución de disponibilidades	1.248.367
Disminución de caja	1.248.367
3.2 APLICACIONES FINANCIERAS	**1.248.367**
DISMINUCIÓN DE PASIVOS	19.500
Disminución de cuentas y efectos por pagar	19.500
Disminución de cuentas y efectos por pagar a corto plazo	19.500
Disminución de aportes patronales y retenciones laborales por pagar	19.500
Disminución de aportes patronales y retenciones laborales por pagar a organismos de seguridad social	19.500
DÉFICIT FINANCIERO	1.228.867

A0434

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Delta Amacuro (Fundacite-Delta Amacuro)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO DELTA AMACURO (FUNDACITE-DELTA AMACURO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el estado Delta Amacuro, adscrita actualmente al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada mediante Decreto Presidencial Nº 3.931, de fecha 20 de septiembre de 2005, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.277, de fecha 21 de Septiembre de 2005, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 3.405.626, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	3.385.626
– Recursos Propios	Bs.	20.000
Total	**Bs.**	**3.405.626**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Un Millón Cuatrocientos Cuarenta y Dos Mil Setecientos Veintiocho Bolívares exactos (Bs. 1.442.728) y por Acciones Centralizadas, un monto de Un Millón Novecientos Sesenta y Dos Mil Ochocientos Noventa y Ocho Bolívares exactos (Bs. 1.962.898); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	2.425.360
– Materiales, Suministros y Mercancías	Bs.	170.250
– Servicios No Personales	Bs.	734.016
– Activos Reales	Bs.	43.000
– Transferencias y Donaciones	Bs.	33.000
Total	**Bs.**	**3.405.626**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución de los proyectos siguientes:

- Fortalecimiento a las organizaciones socio-productivas para incrementar las capacidades de autoabastecimiento de insumos y servicios agro-tecnológicos en el sector productivo del estado Delta Amacuro.

- Apoyo a la activación y formación de organizaciones comunitarias integradas con la ciencia, la tecnología y las instituciones en el estado Delta Amacuro.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Ahorro	Bs.	23.000
– Cuenta Capital:	Déficit	Bs.	20.000

- **CUENTAS FINANCIERAS:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de Bs. 20.000, la cual se destinará a financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**3.385.626**
INGRESOS CORRIENTES ORDINARIOS	3.385.626
TRANSFERENCIAS CORRIENTES	3.385.626
Transferencias corrientes del sector público	3.385.626
Transferencias corrientes internas recibidas del sector público	3.385.626
De la República	3.385.626
FUENTES DE FINANCIAMIENTO	**20.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	20.000
Disminución de otros activos financieros	20.000
Disminución de disponibilidades	20.000
Disminución de Bancos	20.000
TOTAL RECURSOS	**3.405.626**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**3.362.626**
GASTOS DE CONSUMO	3.329.626
Remuneraciones	2.425.360
Sueldos, salarios y otras retribuciones	944.498
Beneficios y complementos de sueldos y salarios	839.142
Aportes patronales	23.756
Prestaciones sociales y otras indemnizaciones	212.555
Asistencia socioeconómica	405.409
Compra de bienes y servicios	855.726
Bienes de consumo	170.250
Servicios no personales	685.476
Impuestos indirectos	48.540
TRANSFERENCIAS Y DONACIONES CORRIENTES	33.000
Al sector privado	33.000
Donaciones corrientes al sector privado	33.000
Donaciones a personas	8.000
Donaciones a instituciones sin fines de lucro	25.000
GASTOS DE CAPITAL	**43.000**
INVERSIÓN REAL DIRECTA	43.000
Formación bruta de capital fijo	43.000
Maquinaria, equipos y otros bienes muebles	43.000
TOTAL GASTOS	**3.405.626**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114185	Fortalecimiento a las organizaciones socio-productivas para incrementar las capacidades de autoabastecimiento de insumos y servicios agro-tecnológicos en el sector productivo del estado Delta Amacuro	Organización Productiva			5	20.000	571.150			591.150
114192	Apoyo a la activación y formación de organizaciones comunitarias integradas con la ciencia, la tecnología y las instituciones en el estado Delta Amacuro	Organización			14		851.578			851.578
TOTAL						20.000	1.422.728			1.442.728

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		1.843.052			1.843.052
02	Gestión Administrativa		119.846			119.846
TOTAL			1.962.898			1.962.898

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**8**	**9**		**17**	**416.330**	**16.019**	**432.349**
Alto Nivel y de Dirección	2	4		6	191.376	7.539	198.915
Profesional y Técnico	1			1	42.000	1.050	43.050
Personal Administrativo	4	3		7	127.218	6.036	133.254
Obrero	1	2		3	55.736	1.394	57.130
Personal Contratado	**10**	**11**		**21**	**528.168**		**528.168**
Directivo	2			2	156.144		156.144
Profesional y Técnico	2	3		5	97.536		97.536
Personal Administrativo	6	8		14	274.488		274.488
TOTAL	**18**	**20**		**38**	**944.498**	**16.019**	**960.517**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	2.425.360
4.02	Materiales, suministros y mercancías	170.250
4.03	Servicios no personales	734.016
4.04	Activos reales	43.000
4.07	Transferencias y donaciones	33.000
	TOTAL	**3.405.626**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.385.626**
INGRESOS CORRIENTE ORDINARIO	3.385.626
TRANSFERENCIAS CORRIENTES	3.385.626
Transferencias corrientes del sector público	3.385.626
Transferencias corrientes internas recibidas del sector público	3.385.626
De la República	3.385.626
Recursos Ordinarios	3.385.626
1.2 GASTOS CORRIENTES	**3.362.626**
GASTOS DE CONSUMO	3.329.626
Remuneraciones	2.425.360
Sueldos, salarios y otras retribuciones	944.498
Beneficios y complementos de sueldos y salarios	839.142
Aportes patronales	23.756
Prestaciones sociales y otras indemnizaciones	212.555
Asistencia socioeconómica	405.409
Compra de bienes y servicios	855.726
Bienes de consumo	170.250
Servicios no personales	685.476
Impuestos indirectos	48.540
TRANSFERENCIAS Y DONACIONES CORRIENTES	33.000
Al sector privado	33.000
Donaciones corrientes al sector privado	33.000
Donaciones a personas	8.000
Donaciones a instituciones sin fines de lucro	25.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**23.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN – FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**23.000**
RECURSOS PROPIOS DE CAPITAL	23.000
Ahorro en Cuenta Corriente	23.000
2.2 GASTOS DE CAPITAL	**43.000**
INVERSIÓN REAL DIRECTA	43.000
Formación bruta de capital fijo	43.000
Maquinaria, equipos y otros bienes muebles	43.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(20.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**20.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	20.000
Disminución de otros activos financieros	20.000
Disminución de disponibilidades	20.000
Disminución de Bancos	20.000
3.2 APLICACIONES FINANCIERAS	**20.000**
DÉFICIT FINANCIERO	20.000

A0435

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Guárico (Fundacite-Guárico)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO GUÁRICO (FUNDACITE-GUÁRICO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el estado Guárico, adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada mediante Decreto Presidencial N° 3.931, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.277, de fecha 21 de septiembre del año 2005, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, que le permita transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 2.586.181, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	1.271.411
– Recursos Propios	Bs.	1.314.770
Total	**Bs.**	**2.586.181**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Un Millón Setecientos Siete Mil Novecientos Veintitrés Bolívares exactos (Bs. 1.707.923) y por Acciones Centralizadas, un monto de Ochocientos Setenta y Ocho Mil Doscientos Cincuenta y Ocho Bolívares exactos (Bs. 878.258); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	1.025.411
– Materiales, Suministros y Mercancías	Bs.	52.417
– Servicios No Personales	Bs.	122.172
– Transferencias y Donaciones	Bs.	1.314.770
– Disminución de Pasivos	Bs.	71.411
Total	**Bs.**	**2.586.181**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución del proyecto siguiente:

- Consolidación del tejido social con visión integrada de la ciencia, tecnología, desarrollo industrial y saberes ancestrales/populares en el estado Guárico.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	1.243.359
– Cuenta Capital:	Déficit	Bs.	1.243.359

- **CUENTA FINANCIERA:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de Bs. 1.314.770, la cual se destinará a financiar una disminución de pasivos por Bs. 71.411 y el restante de Bs. 1.243.359 para financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	**1.271.411**
TRANSFERENCIAS CORRIENTES	1.271.411
Transferencias corrientes del sector público	1.271.411
Transferencias corrientes internas recibidas del sector público	1.271.411
De la República	1.271.411
FUENTES DE FINANCIAMIENTO	**1.314.770**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.314.770
Disminución de otros activos financieros	1.314.770
Disminución de disponibilidades	1.314.770
Disminución de Bancos	1.314.770
TOTAL RECURSOS	**2.586.181**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**2.514.770**
GASTOS DE CONSUMO	1.200.000
Remuneraciones	1.025.411
Sueldos, salarios y otras retribuciones	342.896
Beneficios y complementos de sueldos y salarios	452.151
Aportes patronales	36.300
Prestaciones sociales y otras indemnizaciones	167.364
Asistencia socioeconómica	26.700
Compra de bienes y servicios	174.589
Bienes de consumo	52.417
Servicios no personales	122.172
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.314.770
Al sector privado	1.314.770
Donaciones corrientes al sector privado	1.314.770
Donaciones a personas	1.314.770
APLICACIONES FINANCIERAS	**71.411**
DISMINUCIÓN DE PASIVOS	71.411
Disminución de cuentas y efectos por pagar	71.411
Disminución de cuentas y efectos por pagar a corto plazo	71.411
Disminución de sueldos, salarios y otras remuneraciones por pagar	71.411
TOTAL GASTOS	**2.586.181**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114032	Consolidación del tejido social con visión integrada de la ciencia, tecnología, desarrollo industrial y saberes ancestrales/populares en el estado Guárico	Persona	1.892	2.500	4.392		393.153		1.314.770	1.707.923
TOTAL							**393.153**		**1.314.770**	**1.707.923**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		725.941			725.941
02	Gestión Administrativa		152.317			152.317
TOTAL			**878.258**			**878.258**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**5**	**6**		**11**	**262.920**		**262.920**
Alto Nivel y de Dirección	1	3		4	120.504		120.504
Personal Administrativo	4	3		7	142.416		142.416
Personal Contratado	**1**	**1**	**22**	**24**	**79.976**		**79.976**
Personal Administrativo	1	1	2	4	62.976		62.976
Personal Docente			20	20	17.000		17.000
TOTAL	**6**	**7**	**22**	**35**	**342.896**		**342.896**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	1.025.411
4.02	Materiales, suministros y mercancías	52.417
4.03	Servicios no personales	122.172
4.07	Transferencias y donaciones	1.314.770
4.11	Disminución de pasivos	71.411
	TOTAL	**2.586.181**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.271.411**
INGRESOS CORRIENTE ORDINARIO	1.271.411
TRANSFERENCIAS CORRIENTES	1.271.411
Transferencias corrientes del sector público	1.271.411
Transferencias corrientes internas recibidas del sector público	1.271.411
De la República	1.271.411
Recursos Ordinarios	1.271.411
1.2 GASTOS CORRIENTES	**2.514.770**
GASTOS DE CONSUMO	1.200.000
Remuneraciones	1.025.411
Sueldos, salarios y otras retribuciones	342.896
Beneficios y complementos de sueldos y salarios	452.151
Aportes patronales	36.300
Prestaciones sociales y otras indemnizaciones	167.364
Asistencia socioeconómica	26.700
Compra de bienes y servicios	174.589
Bienes de consumo	52.417
Servicios no personales	122.172
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.314.770
Al sector privado	1.314.770
Donaciones corrientes al sector privado	1.314.770
Donaciones a personas	1.314.770
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.243.359)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.243.359)**
RECURSOS PROPIOS DE CAPITAL	(1.243.359)
Desahorro en Cuenta Corriente	(1.243.359)
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.243.359)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.314.770**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.314.770
Disminución de otros activos financieros	1.314.770
Disminución de disponibilidades	1.314.770
Disminución de Bancos	1.314.770
3.2 APLICACIONES FINANCIERAS	**1.314.770**
DISMINUCIÓN DE PASIVOS	71.411
Disminución de cuentas y efectos por pagar	71.411
Disminución de cuentas y efectos por pagar a corto plazo	71.411
Disminución de sueldos, salarios y otras remuneraciones por pagar	71.411
DÉFICIT FINANCIERO	1.243.359

A0436

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Miranda (Fundacite-Miranda)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO MIRANDA (FUNDACITE-MIRANDA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el estado Miranda, adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada mediante Decreto Presidencial Nº 3.931, de fecha 21 de septiembre de 2005, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.277, de fecha 21 de septiembre de 2005, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, que le permita transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 1.745.543, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	1.545.543
– Recursos Propios	Bs.	200.000
Total	**Bs.**	**1.745.543**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Quinientos Setenta y Un Mil Ciento veinte Bolívares exactos (Bs. 571.120) y por Acciones Centralizadas, un monto de Un Millón Ciento Setenta y Cuatro Mil Cuatrocientos Veintitrés Bolívares exactos (Bs. 1.174.423); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	857.830
– Materiales, Suministros y Mercancías	Bs.	133.403
– Servicios No Personales	Bs.	399.310
– Activos Reales	Bs.	355.000
Total	**Bs.**	**1.745.543**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución del proyecto siguiente:

- Implementación de estrategias que permitan la vinculación de los saberes populares, la investigación y la innovación tecnológica al desarrollo socio-productivo e industrial para la satisfacción de las necesidades de la población del estado Bolivariano de Miranda.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente: Ahorro	Bs.	155.000
– Cuenta Capital: Déficit	Bs.	200.000

- **CUENTA FINANCIERA:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de Bs. 200.000, la cual se destinará a financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**1.545.543**
INGRESOS CORRIENTES ORDINARIOS	1.545.543
TRANSFERENCIAS CORRIENTES	1.545.543
Transferencias corrientes del sector público	1.545.543
Transferencias corrientes internas recibidas del sector público	1.545.543
De la República	1.545.543
FUENTES DE FINANCIAMIENTO	**200.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	200.000
Disminución de otros activos financieros	200.000
Disminución de disponibilidades	200.000
Disminución de Bancos	200.000
TOTAL RECURSOS	**1.745.543**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**1.390.543**
GASTOS DE CONSUMO	1.390.543
Remuneraciones	857.830
Sueldos, salarios y otras retribuciones	166.380
Beneficios y complementos de sueldos y salarios	413.561
Aportes patronales	51.596
Prestaciones sociales y otras indemnizaciones	41.912
Asistencia socioeconómica	184.381
Compra de bienes y servicios	532.713
Bienes de consumo	133.403
Servicios no personales	399.310
GASTOS DE CAPITAL	**355.000**
INVERSIÓN REAL DIRECTA	355.000
Formación bruta de capital fijo	355.000
Maquinaria, equipos y otros bienes muebles	355.000
TOTAL GASTOS	**1.745.543**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114060	Implementación de estrategias que permitan la vinculación de los saberes populares, la investigación y la innovación tecnológica al desarrollo socio-productivo e industrial para la satisfacción de las necesidades de la población del estado Bolivariano de Miranda	Unidad de Producción Socialista			30		571.120			571.120
TOTAL							**571.120**			**571.120**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	200.000	362.410			562.410
02	Gestión Administrativa		612.013			612.013
TOTAL		**200.000**	**974.423**			**1.174.423**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**5**			**5**	**105.096**		**105.096**
Alto Nivel y de Dirección	2			2	45.276		45.276
Profesional y Técnico	3			3	59.820		59.820
Personal Contratado	**4**			**4**	**61.284**		**61.284**
Profesional y Técnico	4			4	61.284		61.284
TOTAL	**9**			**9**	**166.380**		**166.380**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	857.830
4.02	Materiales, suministros y mercancías	133.403
4.03	Servicios no personales	399.310
4.04	Activos reales	355.000
	TOTAL	**1.745.543**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.545.543**
INGRESOS CORRIENTE ORDINARIO	1.545.543
TRANSFERENCIAS CORRIENTES	1.545.543
Transferencias corrientes del sector público	1.545.543
Transferencias corrientes internas recibidas del sector público	1.545.543
De la República	1.545.543
Recursos Ordinarios	1.545.543
1.2 GASTOS CORRIENTES	**1.390.543**
GASTOS DE CONSUMO	1.390.543
Remuneraciones	857.830
Sueldos, salarios y otras retribuciones	166.380
Beneficios y complementos de sueldos y salarios	413.561
Aportes patronales	51.596
Prestaciones sociales y otras indemnizaciones	41.912
Asistencia socioeconómica	184.381
Compra de bienes y servicios	532.713
Bienes de consumo	133.403
Servicios no personales	399.310
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**155.000**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**155.000**
RECURSOS PROPIOS DE CAPITAL	155.000
Ahorro en Cuenta Corriente	155.000
2.2 GASTOS DE CAPITAL	**355.000**
INVERSIÓN REAL DIRECTA	355.000
Formación bruta de capital Fijo	355.000
Maquinaria, equipos y otros bienes muebles	355.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(200.000)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**200.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	200.000
Disminución de otros activos financieros	200.000
Disminución de disponibilidades	200.000
Disminución de Bancos	200.000
3.2 APLICACIONES FINANCIERAS	**200.000**
DÉFICIT FINANCIERO	200.000

A0437

Fundación para el Desarrollo de la Ciencia y la Tecnología del Estado Monagas (Fundacite-Monagas)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA DEL ESTADO MONAGAS (FUNDACITE-MONAGAS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Ciencia y la Tecnología del estado Monagas, adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada mediante Decreto Presidencial N° 3.931, de fecha 20 de septiembre de 2005, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.277, de fecha 21 de septiembre de 2005, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, en la búsqueda de transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar, la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 3.077.973, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	3.007.973
– Recursos Propios	Bs.	70.000
Total	**Bs.**	**3.077.973**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Quinientos Cuarenta y Seis Mil Cuatrocientos Treinta y Seis Bolívares exactos (Bs. 546.436) y por Acciones Centralizadas, un monto de Dos Millones Quinientos Treinta y Un Mil Quinientos Treinta y Siete Bolívares exactos (Bs. 2.531.537); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	2.642.452
– Materiales, Suministros y Mercancías	Bs.	67.500
– Servicios No Personales	Bs.	368.021
Total	**Bs.**	**3.077.973**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución del proyecto siguiente:

- Fortalecimiento de las Redes Socialistas de Innovación Productiva (RSIP) para el mejoramiento de las condiciones socio-productivas e industriales del estado Monagas.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente: Desahorro	Bs.	70.000
– Cuenta Capital: Déficit	Bs.	70.000

- **CUENTA FINANCIERA:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de Bs. 70.000, la cual se destinará a financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	**3.007.973**
TRANSFERENCIAS CORRIENTES	3.007.973
Transferencias corrientes del sector público	3.007.973
Transferencias corrientes internas recibidas del sector público	3.007.973
De la República	3.007.973
FUENTES DE FINANCIAMIENTO	**70.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	70.000
Disminución de otros activos financieros	70.000
Disminución de disponibilidades	70.000
Disminución de Bancos	70.000
TOTAL RECURSOS	**3.077.973**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**3.077.973**
GASTOS DE CONSUMO	3.077.973
Remuneraciones	2.642.452
Sueldos, salarios y otras retribuciones	686.880
Beneficios y complementos de sueldos y salarios	1.361.290
Aportes patronales	95.265
Prestaciones sociales y otras indemnizaciones	238.837
Asistencia socioeconómica	260.180
Compra de bienes y servicios	435.521
Bienes de consumo	67.500
Servicios no personales	368.021
TOTAL GASTOS	**3.077.973**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113968	Fortalecimiento de las Redes Socialistas de Innovación Productiva (RSIP) para el mejoramiento de las condiciones socio-productivas e industriales del estado Monagas.	Red Socialista de Innovación Productiva (RSIP)			2		546.436			546.436
TOTAL							**546.436**			**546.436**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	2.960	2.147.260			2.150.220
02	Gestión Administrativa	67.040	314.277			381.317
TOTAL		**70.000**	**2.461.537**			**2.531.537**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**13**	**10**		**23**	**678.330**		**678.330**
Alto Nivel y de Dirección		2		2	72.283		72.283
Profesional y Técnico	6	4		10	347.058		347.058
Personal Administrativo	5			5	123.410		123.410
Obrero	2	4		6	135.579		135.579
TOTAL	13	10		23	678.330		678.330

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	2.642.452
4.02	Materiales, suministros y mercancías	67.500
4.03	Servicios no personales	368.021
	TOTAL	3.077.973

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.007.973**
INGRESOS CORRIENTE ORDINARIO	3.007.973
TRANSFERENCIAS CORRIENTES	3.007.973
Transferencias corrientes del sector público	3.007.973
Transferencias corrientes internas recibidas del sector público	3.007.973
De la República	3.007.973
Recursos Ordinarios	3.007.973
1.2 GASTOS CORRIENTES	**3.077.973**
GASTOS DE CONSUMO	3.077.973
Remuneraciones	2.642.452
Sueldos, salarios y otras retribuciones	686.880
Beneficios y complementos de sueldos y salarios	1.361.290
Aportes patronales	95.265
Prestaciones sociales y otras indemnizaciones	238.837
Asistencia socioeconómica	260.180
Compra de bienes y servicios	435.521
Bienes de consumo	67.500
Servicios no personales	368.021
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(70.000)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(70.000)**
RECURSOS PROPIOS DE CAPITAL	(70.000)
Desahorro en Cuenta Corriente	(70.000)
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(70.000)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**70.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	70.000
Disminución de otros activos financieros	70.000
Disminución de disponibilidades	70.000
Disminución de Bancos	70.000
3.2 APLICACIONES FINANCIERAS	**70.000**
DÉFICIT FINANCIERO	70.000

A0438

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Nueva Esparta (Fundacite-Nueva Esparta)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO NUEVA ESPARTA (FUNDACITE-NUEVA ESPARTA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el estado Nueva Esparta, adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada mediante Decreto Presidencial N° 3.931, de fecha 20 de septiembre de 2005, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.277, de fecha 21 de septiembre de 2005, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, que le permita transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 1.548.834, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	1.344.834
– Recursos Propios	Bs.	204.000
Total	**Bs.**	**1.548.834**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Un Millón Noventa Mil Cuarenta y Seis Bolívares exactos (Bs. 1.090.046) y por Acciones Centralizadas, un monto de Cuatrocientos Cincuenta y Ocho Mil Setecientos Ochenta y Ocho Bolívares exactos (Bs. 458.788); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	1.191.961
– Materiales, Suministros y Mercancías	Bs.	48.500
– Servicios No Personales	Bs.	104.373
– Transferencias y Donaciones	Bs.	204.000
Total	**Bs.**	**1.548.834**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución de los proyectos siguientes:

- Construcción de la nueva institucionalidad entre los actores del sistema de ciencia, tecnología, innovación e industrias intermedias presentes en el estado Nueva Esparta, para el fortalecimiento del Poder Popular y reimpulso de la Misión Ciencia.

- Consolidación del tejido social, a través de una visión integrada de la ciencia, tecnología, desarrollo industrial y saberes ancestrales/populares en el estado Nueva Esparta.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	204.000
– Cuenta Capital:	Déficit	Bs.	204.000

- **CUENTA FINANCIERA:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de Bs. 240.000, la cual se destinará a financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**1.344.834**
INGRESOS CORRIENTES ORDINARIOS	1.344.834
TRANSFERENCIAS CORRIENTES	1.344.834
Transferencias corrientes del sector público	1.344.834
Transferencias corrientes internas recibidas del sector público	1.344.834
De la República	1.344.834
FUENTES DE FINANCIAMIENTO	**204.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	204.000
Disminución de otros activos financieros	204.000
Disminución de disponibilidades	204.000
Disminución de Bancos	204.000
TOTAL RECURSOS	**1.548.834**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**1.548.834**
GASTOS DE CONSUMO	1.344.834
Remuneraciones	1.191.961
Sueldos, salarios y otras retribuciones	448.318
Beneficios y complementos de sueldos y salarios	426.723
Aportes patronales	73.980
Prestaciones sociales y otras indemnizaciones	110.940
Asistencia socioeconómica	132.000
Compra de bienes y servicios	152.873
Bienes de consumo	48.500
Servicios no personales	104.373
TRANSFERENCIAS Y DONACIONES CORRIENTES	204.000
Al sector público	204.000
Transferencias corrientes al sector público	204.000
A los entes descentralizados sin fines empresariales para sus gastos	204.000
TOTAL GASTOS	**1.548.834**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113971	Construcción de la nueva institucionalidad entre los actores del sistema de ciencia, tecnología, innovación e industrias intermedias presentes en el Estado Nueva Esparta, para el fortalecimiento del Poder Popular y reimpulso de la Misión Ciencia	Sistema			1		578.058			578.058
114029	Consolidación del tejido social, a través de una visión integrada de la ciencia, tecnología, desarrollo industrial y saberes ancestrales/populares en el estado,Nueva Esparta	Red			15	204.000	307.988			511.988
TOTAL						204.000	886.046			1.090.046

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		309.915			309.915
02	Gestión Administrativa		148.873			148.873
TOTAL			458.788			458.788

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	5	7		12	**448.318**	**43.223**	**491.541**
Alto Nivel y de Dirección	1	1		2	146.970		146.970
Profesional y Técnico	3	5		8	264.191	37.030	301.221
Obrero	1	1		2	37.157	6.193	43.350
TOTAL	5	7		12	448.318	43.223	491.541

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	1.191.961
4.02	Materiales, suministros y mercancías	48.500
4.03	Servicios no personales	104.373
4.07	Transferencias y donaciones	204.000
	TOTAL	**1.548.834**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**1.344.834**
INGRESOS CORRIENTES ORDINARIOS	1.344.834
TRANSFERENCIAS CORRIENTES	1.344.834
Transferencias corrientes del sector público	1.344.834
Transferencias corrientes internas recibidas del sector público	1.344.834
De la República	1.344.834
Recursos Ordinarios	1.344.834
1.2 GASTOS CORRIENTES	**1.548.834**
GASTOS DE CONSUMO	1.344.834
Remuneraciones	1.191.961
Sueldos, salarios y otras retribuciones	448.318
Beneficios y complementos de sueldos y salarios	426.723
Aportes patronales	73.980
Prestaciones sociales y otras indemnizaciones	110.940
Asistencia socioeconómica	132.000
Compra de bienes y servicios	152.873
Bienes de consumo	48.500
Servicios no personales	104.373
TRANSFERENCIAS Y DONACIONES CORRIENTES	204.000
Al sector público	204.000
Transferencias corrientes al sector público	204.000
A los entes descentralizados sin fines empresariales para sus gastos	204.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(204.000)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(204.000)**
RECURSOS PROPIOS DE CAPITAL	(204.000)
Desahorro en Cuenta Corriente	(204.000)
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(204.000)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**204.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	204.000
Disminución de otros activos financieros	204.000
Disminución de disponibilidades	204.000
Disminución de Bancos	204.000
3.2 APLICACIONES FINANCIERAS	**204.000**
DÉFICIT FINANCIERO	204.000

A0439

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Portuguesa (Fundacite-Portuguesa)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO PORTUGUESA (FUNDACITE-PORTUGUESA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el estado Portuguesa, adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada mediante Decreto Presidencial N° 3.931, de fecha 20 de Septiembre de 2005, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.277, de fecha 21 de septiembre de 2005, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, que le permita transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve a un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 3.667.000, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	2.800.000
– Recursos Propios	Bs.	867.000
Total	**Bs.**	**3.667.000**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Dos Millones Doscientos Treinta y Seis Mil Novecientos Sesenta y Ocho Bolívares exactos (Bs. 2.236.968) y por Acciones Centralizadas, un monto Un Millón Cuatrocientos Treinta Mil Treinta y Dos Bolívares exactos (Bs. 1.430.032); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	2.125.126
– Materiales, Suministros y Mercancías	Bs.	152.165
– Servicios No Personales	Bs.	669.709
– Transferencias y Donaciones	Bs.	600.000
– Otros Gastos	Bs.	120.000
Total	**Bs.**	**3.667.000**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución del proyecto siguiente:

- Construcción de la nueva institucionalidad entre los actores del sistema de ciencia, tecnología, innovación e industrias intermedias del estado Portuguesa.

- **RESULTADO ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	867.000
– Cuenta Capital:	Déficit	Bs.	747.000

- **CUENTAS FINANCIERAS:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de Bs. 747.000, la cual se destinará a financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**2.800.000**
INGRESOS CORRIENTES ORDINARIOS	2.800.000
TRANSFERENCIAS CORRIENTES	2.800.000
Transferencias corrientes del sector público	2.800.000
Transferencias corrientes internas recibidas del sector público	2.800.000
De la República	2.800.000
INGRESOS DE CAPITAL	**120.000**
RECURSOS PROPIOS DE CAPITAL	120.000
Incremento de la depreciación y amortización acumuladas	120.000
FUENTES DE FINANCIAMIENTO	**747.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	747.000
Disminución de otros activos financieros	747.000
Disminución de disponibilidades	747.000
Disminución de Bancos	747.000
TOTAL RECURSOS	**3.667.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**3.667.000**
GASTOS DE CONSUMO	3.067.000
Remuneraciones	2.125.126
Sueldos, salarios y otras retribuciones	398.729
Beneficios y complementos de sueldos y salarios	1.147.952
Aportes patronales	128.736
Prestaciones sociales y otras indemnizaciones	254.709
Asistencia socioeconómica	195.000
Compra de bienes y servicios	821.874
Bienes de consumo	152.165
Servicios no personales	669.709
Depreciación y amortización	120.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	600.000
Al sector privado	600.000
Transferencias corrientes al sector privado	600.000
Otras transferencias corrientes internas al sector privado	600.000
TOTAL GASTOS	**3.667.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114174	Construcción de la nueva institucionalidad entre los actores del Sistema de Ciencia Tecnología, Innovación e Industrias Intermedias del estado Portuguesa	Proyecto			10	747.000	1.489.968			2.236.968
TOTAL						747.000	1.489.968			2.236.968

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		849.380			849.380
02	Gestión Administrativa	120.000	460.652			580.652
TOTAL		120.000	1.310.032			1.430.032

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**11**	**7**		**18**	**398.729**	**219.301**	**618.030**
Alto Nivel y de Dirección	1	1		2	63.173	34.745	97.918
Profesional y Técnico	9	4		13	279.820	153.901	433.721
Personal Administrativo	1	2		3	55.736	30.655	86.391
TOTAL	**11**	**7**		**18**	**398.729**	**219.301**	**618.030**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	2.125.126
4.02	Materiales, suministros y mercancías	152.165
4.03	Servicios no personales	669.709
4.07	Transferencias y donaciones	600.000
4.08	Otros gastos	120.000
	TOTAL	**3.667.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.800.000**
INGRESOS CORRIENTE ORDINARIO	2.800.000
TRANSFERENCIAS CORRIENTES	2.800.000
Transferencias corrientes del sector público	2.800.000
Transferencias corrientes internas recibidas del sector público	2.800.000
De la República	2.800.000
Recursos Ordinarios	2.800.000
1.2 GASTOS CORRIENTES	**3.667.000**
GASTOS DE CONSUMO	3.067.000
Remuneraciones	2.125.126
Sueldos, salarios y otras retribuciones	398.729
Beneficios y complementos de sueldos y salarios	1.147.952
Aportes patronales	128.736
Prestaciones sociales y otras indemnizaciones	254.709
Asistencia socioeconómica	195.000
Compra de bienes y servicios	821.874
Bienes de consumo	152.165
Servicios no personales	669.709
Depreciación y amortización	120.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	600.000
Al sector privado	600.000
Transferencias corrientes al sector privado	600.000
Otras transferencias corrientes internas al sector privado	600.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(867.000)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(747.000)**
RECURSOS PROPIOS DE CAPITAL	(747.000)
Desahorro en Cuenta Corriente	(867.000)
Incremento de la depreciación y amortización acumuladas	120.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(747.000)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**747.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	747.000
Disminución de otros activos financieros	747.000
Disminución de disponibilidades	747.000
Disminución de Bancos	747.000
3.2 APLICACIONES FINANCIERAS	**747.000**
DÉFICIT FINANCIERO	747.000

A0440

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Trujillo (Fundacite-Trujillo)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO TRUJILLO (FUNDACITE-TRUJILLO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el estado Trujillo, adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada mediante Decreto Presidencial Nº 3.931, de fecha 20 de septiembre de 2005, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.277, de fecha 21 de septiembre de 2005, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, que le permita transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 3.878.952, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	2.545.879
– Aportes de Entes Descentralizados sin Fines Empresariales	Bs.	21.000
– Recursos Propios	Bs.	1.312.073
Total	**Bs.**	**3.878.952**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Dos Millones Ciento Treinta y Tres Mil Novecientos Cincuenta y Seis Bolívares exactos (Bs. 2.133.956) y por Acciones Centralizadas, un monto de Un Millón Setecientos Cuarenta y Cuatro Mil Novecientos Noventa y Seis Bolívares exactos (Bs. 1.744.996); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	2.772.638
– Materiales, Suministros y Mercancías	Bs.	92.300
– Servicios No Personales	Bs.	402.356
– Activos Reales	Bs.	1.000
– Transferencias y Donaciones	Bs.	221.000
– Otros Gastos	Bs.	389.158
– Disminución de Pasivos	Bs.	500
Total	**Bs.**	**3.878.952**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución de los proyectos siguientes:

- Consolidación de alianzas estratégicas para la nueva institucionalidad socialista a fin de potenciar políticas científicas, tecnológicas y de industrias intermedias en el estado Trujillo.

- Fomentar estrategias de socialización del modelo productivo socialista, para el fortalecimiento de las Redes de Innovación Productiva del estado Trujillo, en el marco de la Misión Ciencia.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Desahorro	Bs.	1.310.573
– Cuenta Capital:	Déficit	Bs.	922.415

- **CUENTAS FINANCIERAS:**

Como fuente de financiamiento destaca la disminución de la disponibilidad en bancos por un monto de Bs. 922.915, el cual se destinará a financiar, una disminución de aportes patronales y retensiones laborales por Bs. 500 y el déficit de que registrara la cuenta capital de Bs. 922.415.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**2.566.879**
INGRESOS CORRIENTES ORDINARIOS	2.566.879
TRANSFERENCIAS CORRIENTES	2.566.879
Transferencias corrientes del sector público	2.566.879
Transferencias corrientes internas recibidas del sector público	2.566.879
De la República	2.545.879
De los entes descentralizados sin fines empresariales	21.000
INGRESOS DE CAPITAL	**389.158**
RECURSOS PROPIOS DE CAPITAL	389.158
Incremento de la depreciación y amortización acumuladas	389.158
FUENTES DE FINANCIAMIENTO	**922.915**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	922.915
Disminución de otros activos financieros	922.915
Disminución de disponibilidades	922.915
Disminución de Bancos	922.915
TOTAL RECURSOS	**3.878.952**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**3.877.452**
GASTOS DE CONSUMO	3.656.452
Remuneraciones	2.772.638
Sueldos, salarios y otras retribuciones	871.973
Beneficios y complementos de sueldos y salarios	1.120.894
Aportes patronales	100.644
Asistencia socioeconómica	448.086
Otros gastos de personal	231.041
Compra de bienes y servicios	494.656
Bienes de consumo	92.300
Servicios no personales	402.356
Depreciación y amortización	389.158
TRANSFERENCIAS Y DONACIONES CORRIENTES	221.000
Al sector privado	221.000
Donaciones corrientes al sector privado	221.000
Donaciones a personas	221.000
GASTOS DE CAPITAL	**1.000**
INVERSIÓN REAL DIRECTA	1.000
Formación bruta de capital Fijo	1.000
Maquinaria, equipos y otros bienes muebles	1.000
APLICACIONES FINANCIERAS	**500**
DISMINUCIÓN DE PASIVOS	500
Disminución de cuentas y efectos por pagar	500
Disminución de cuentas y efectos por pagar a corto plazo	500
Disminución de aportes patronales y retenciones laborales por pagar	500
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	500
TOTAL GASTOS	**3.878.952**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114161	Consolidación de alianzas estratégicas para la Nueva Institucionalidad Socialista a fin de potenciar políticas científicas tecnológicas de innovación y de industrias intermedias en el estado Trujillo	Conexión			4	573.639	821.915			1.395.554
114163	Fomentar estrategias de socialización del modelo productivo socialista para el fortalecimiento de las Redes de Innovación Productiva del estado Trujillo en el marco de la Misión Ciencia	Acción			3	200.000	517.402		21.000	738.402
	TOTAL					773.639	1.339.317		21.000	2.133.956

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		1.157.573			1.157.573
02	Gestión Administrativa	538.434	48.989			587.423
	TOTAL	538.434	1.206.562			1.744.996

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**17**	**9**	**1**	**27**	**504.646**	**167.541**	**672.187**
Directivo		2		2	52.464	20.052	72.516
Profesional y Técnico	14	5	1	20	358.313	115.737	474.050
Personal Administrativo	3	2		5	93.869	31.752	125.621
Personal Contratado		**3**	**4**	**7**	**367.327**		**367.327**
Profesional y Técnico		3	4	7	367.327		367.327
TOTAL	**17**	**12**	**5**	**34**	**871.973**	**167.541**	**1.039.514**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	2.772.638
4.02	Materiales, suministros y mercancías	92.300
4.03	Servicios no personales	402.356
4.04	Activos reales	1.000
4.07	Transferencias y donaciones	221.000
4.08	Otros gastos	389.158
4.11	Disminución de pasivos	500
	TOTAL	**3.878.952**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.566.879**
INGRESOS CORRIENTE ORDINARIO	2.566.879
TRANSFERENCIAS CORRIENTES	2.566.879
Transferencias corrientes del sector público	2.566.879
Transferencias corrientes internas recibidas del sector público	2.566.879
De la República	2.545.879
Recursos Ordinarios	2.545.879
De los entes descentralizados sin fines empresariales	21.000
1.2 GASTOS CORRIENTES	**3.877.452**
GASTOS DE CONSUMO	3.656.452
Remuneraciones	2.772.638
Sueldos, salarios y otras retribuciones	871.973
Beneficios y complementos de sueldos y salarios	1.120.894
Aportes patronales	100.644
Asistencia socioeconómica	448.086
Otros gastos de personal	231.041
Compra de bienes y servicios	494.656
Bienes de consumo	92.300
Servicios no personales	402.356
Depreciación y amortización	389.158
TRANSFERENCIAS Y DONACIONES CORRIENTES	221.000
Al sector privado	221.000
Donaciones corrientes al sector privado	221.000
Donaciones a personas	221.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.310.573)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(921.415)**
RECURSOS PROPIOS DE CAPITAL	(921.415)
Desahorro en Cuenta Corriente	(1.310.573)
Incremento de la depreciación y amortización acumuladas	389.158
2.2 GASTOS DE CAPITAL	**1.000**
INVERSIÓN REAL DIRECTA	1.000
Formación bruta de capital Fijo	1.000
Maquinaria, equipos y otros bienes muebles	1.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(922.415)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**922.915**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	922.915
Disminución de otros activos financieros	922.915
Disminución de disponibilidades	922.915
Disminución de Bancos	922.915
3.2 APLICACIONES FINANCIERAS	**922.915**
DISMINUCIÓN DE PASIVOS	500
Disminución de cuentas y efectos por pagar	500
Disminución de cuentas y efectos por pagar a corto plazo	500
Disminución de aportes patronales y retenciones laborales por pagar	500
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	500
DÉFICIT FINANCIERO	922.415

A0442

Fundación para el Desarrollo de la Ciencia y la Tecnología en el Estado Yaracuy (Fundacite-Yaracuy)

FUNDACIÓN PARA EL DESARROLLO DE LA CIENCIA Y LA TECNOLOGÍA EN EL ESTADO YARACUY (FUNDACITE-YARACUY)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo de la Ciencia y la Tecnología en el estado Yaracuy, adscrita al Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, fue creada mediante Decreto Presidencial N° 3.931, de fecha 20 de Septiembre de 2005, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.277, de fecha 21 de septiembre de 2005, teniendo como objetivo promover, apoyar y consolidar el desarrollo científico en este Estado, mediante el apoyo e interacción con instituciones públicas y privadas, que le permita transformarse en una institución pionera y dinamizadora de los procesos de desarrollo científico, tecnológico y de innovación, con una visión incluyente que propicie:

- La industrialización para la satisfacción de las necesidades del pueblo, mediante el apoyo a las nuevas formas de asociaciones socio-productivas dedicadas a la creación de bienes y servicios prioritarios para el país.

- Investigación e innovación para promover el desarrollo industrial prioritario, que permita la aplicación de las capacidades y recursos existentes en el Estado, para potenciar la cooperación nacional e internacional en lo tecnocientífico que conlleve a un desarrollo industrial soberano y autosostenible en áreas prioritarias.

- Fortalecimiento de la gestión interinstitucional en materia de planificación y diseño de políticas económicas, ambientales, educativas, legales y comerciales, acordes y favorables a las demandas de los ciudadanos y ciudadanas, así como del Sistema Nacional de Ciencia, Tecnología e Innovación.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 2.951.477, provenientes de las siguientes fuentes de financiamiento:

– Aportes del Ejecutivo Nacional	Bs.	2.300.000
– Recursos Propios	Bs.	651.477
Total	**Bs.**	**2.951.477**

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Un Millón Ochocientos Setenta y Nueve Mil Trescientos Ochenta y Cuatro Bolívares exactos (Bs. 1.879.384) y por Acciones Centralizadas, un monto de Un Millón Setenta y Dos Mil Noventa y Tres Bolívares exactos (Bs. 1.072.093); en tanto que, por partidas presupuestarias, su distribución es la siguiente:

– Gastos de Personal	Bs.	2.600.721
– Materiales, Suministros y Mercancías	Bs.	100.000
– Servicios No Personales	Bs.	128.756
– Activos Reales	Bs.	115.000
– Transferencias y Donaciones	Bs.	7.000
Total	**Bs.**	**2.951.477**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución del proyecto siguiente:

- Consolidación del tejido socio productivo, a través de una visión integrada de la ciencia, tecnología, desarrollo industrial y saberes ancestrales populares en el estado Yaracuy.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán para el año 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta Corriente:	Ahorro	Bs.	110.000
– Cuenta Capital:	Déficit	Bs.	5.000

- **CUENTA FINANCIERA:**

Como fuente de financiamiento única, destaca la disminución de las disponibilidades en bancos por un monto de Bs. 5.000, la cual se destinará a financiar el déficit que registrará la cuenta capital por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	**2.946.477**
TRANSFERENCIAS CORRIENTES	2.300.000
Transferencias corrientes del sector público	2.300.000
Transferencias corrientes internas recibidas del sector público	2.300.000
De la República	2.300.000
OTROS INGRESOS	646.477
Otros ingresos ordinarios	646.477
FUENTES DE FINANCIAMIENTO	**5.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.000
Disminución de otros activos financieros	5.000
Disminución de disponibilidades	5.000
Disminución de Bancos	5.000
TOTAL RECURSOS	**2.951.477**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**2.836.477**
GASTOS DE CONSUMO	2.829.477
Remuneraciones	2.600.721
Sueldos, salarios y otras retribuciones	520.930
Beneficios y complementos de sueldos y salarios	1.206.562
Aportes patronales	62.835
Prestaciones sociales y otras indemnizaciones	215.597
Asistencia socioeconómica	553.351
Otros gastos de personal	41.446
Compra de bienes y servicios	228.756
Bienes de consumo	100.000
Servicios no personales	128.756
TRANSFERENCIAS Y DONACIONES CORRIENTES	7.000
Al sector privado	7.000
Transferencias corrientes al sector privado	7.000
Directas a personas	2.000
Otras transferencias directas a personas	2.000
Otras transferencias corrientes internas al sector privado	5.000
GASTOS DE CAPITAL	**115.000**
INVERSIÓN REAL DIRECTA	115.000
Formación bruta de capital Fijo	115.000
Bienes preexistentes	110.000
Construcciones de bienes de dominio privado	5.000
TOTAL GASTOS	**2.951.477**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114197	Consolidación del tejido socio productivo, a través de una visión integrada de la ciencia, tecnología, desarrollo industrial y saberes ancestrales / populares en el estado Yaracuy	Red Socialista de Innovación Productiva (RSIP)			2	651.477	1.227.907			1.879.384
TOTAL						**651.477**	**1.227.907**			**1.879.384**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		988.711			988.711
02	Gestión Administrativa		83.382			83.382
TOTAL			**1.072.093**			**1.072.093**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**15**	**7**		**22**	**386.783**	**209.983**	**596.766**
Alto Nivel y de Dirección	1	1		2	5.094	19.138	24.232
Profesional y Técnico	9	4		13	275.448	137.724	413.172
Personal Administrativo	5			5	76.867	38.434	115.301
Obrero		2		2	29.374	14.687	44.061
Personal Contratado	**1**		**5**	**6**	**128.587**		**128.587**
Profesional y Técnico			4	4	98.571		98.571
Personal Administrativo	1		1	2	30.016		30.016
TOTAL	**16**	**7**	**5**	**28**	**515.370**	**209.983**	**725.353**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	2.600.721
4.02	Materiales, suministros y mercancías	100.000
4.03	Servicios no personales	128.756
4.04	Activos reales	115.000
4.07	Transferencias y donaciones	7.000
	TOTAL	**2.951.477**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.946.477**
INGRESOS CORRIENTE ORDINARIO	2.946.477
TRANSFERENCIAS CORRIENTES	2.300.000
Transferencias corrientes del sector público	2.300.000
Transferencias corrientes internas recibidas del sector público	2.300.000
De la República	2.300.000
Recursos Ordinarios	2.300.000
OTROS INGRESOS	646.477
Otros ingresos ordinarios	646.477
1.2 GASTOS CORRIENTES	**2.836.477**
GASTOS DE CONSUMO	2.829.477
Remuneraciones	2.600.721
Sueldos, salarios y otras retribuciones	520.930
Beneficios y complementos de sueldos y salarios	1.206.562
Aportes patronales	62.835
Prestaciones sociales y otras indemnizaciones	215.597
Asistencia socioeconómica	553.351
Otros gastos de personal	41.446
Compra de bienes y servicios	228.756
Bienes de consumo	100.000
Servicios no personales	128.756
TRANSFERENCIAS Y DONACIONES CORRIENTES	7.000
Al sector privado	7.000
Transferencias corrientes al sector privado	7.000
Directas a personas	2.000
Otras transferencias directas a personas	2.000
Otras transferencias corrientes internas al sector privado	5.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**110.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**110.000**
RECURSOS PROPIOS DE CAPITAL	110.000
Ahorro en Cuenta Corriente	110.000
2.2 GASTOS DE CAPITAL	**115.000**
INVERSIÓN REAL DIRECTA	115.000
Formación bruta de capital Fijo	115.000
Bienes preexistentes	110.000
Construcciones de bienes de dominio privado	5.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(5.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**5.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.000
Disminución de otros activos financieros	5.000
Disminución de disponibilidades	5.000
Disminución de Bancos	5.000
3.2 APLICACIONES FINANCIERAS	**5.000**
DÉFICIT FINANCIERO	5.000

A0443

Fundación Centro Nacional de Desarrollo e Investigación en Telecomunicaciones (CENDIT)

FUNDACIÓN CENTRO NACIONAL DE DESARROLLO E INVESTIGACIÓN EN TELECOMUNICACIONES (CENDIT)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Centro Nacional de Desarrollo e Investigaciones en Telecomunicaciones (CENDIT), contribuye con el fortalecimiento de la creatividad tecnológica, ofreciendo al sector productivo la posibilidad de disponer soluciones locales a muchos problemas técnicos y científicos. Esto, lógicamente, constituye un hito de referencia en el campo científico - tecnológico para las grandes empresas radicadas en el país, así como para aquellas que han planificado instalarse en él. De igual manera, el CENDIT fomenta la creación de pequeñas y medianas empresas, para la generación de nuevos puestos de trabajo con diversas categorías de profesionales.

El CENDIT, diseñará sus líneas de investigación en función de las directrices establecidas en los planes de desarrollo nacional, permitiendo de esta manera que la utilización de los recursos humanos y económicos sea congruente, con los esfuerzos realizados a escala nacional. Además, por su concepción de vanguardia, el CENDIT, contribuirá significativamente a la orientación del desarrollo de las telecomunicaciones en el país, ya que podrá evaluar la situación nacional y extrapolar soluciones a los problemas que imponga la creación de nuevas tecnologías.

CENDIT, mantendrá una constante interacción con centros homólogos internacionales, con el fin de intercambiar experiencias en el plano científico y tecnológico. Igualmente llevará a cabo proyectos comunes que ayudarán a fortalecer los programas de desarrollo y la competencia nacional en materia de telecomunicaciones. Las relaciones con otros centros permitirán el intercambio de personal profesional o en formación, a fin de realizar pasantías e incluso preparar tesis de maestría así como de doctorado.

Aunado a lo ya antes indicado, es necesario considerar que Venezuela se perfila como un actor regional importante en el sector de las telecomunicaciones para los próximos años. Esto, se puede apreciar al comparar indicadores como: crecimiento de la telefonía móvil, aumento de la penetración de la telefonía fija, creación de redes multiservicios, entre otros. La creación del CENDIT es pieza clave para consolidar este proceso de posicionamiento de Venezuela en la región.

El Estado venezolano, consciente de la gran importancia del sector, ha emprendido iniciativas innovadoras en aras de fortalecer el desarrollo y la investigación en telecomunicaciones. Esto se puede apreciar con la creación, a través de la Ley Orgánica de Telecomunicaciones, de dos fondos que ofrecen recursos económicos para emprender proyectos de gran envergadura. Ellos son: a) el Fondo para el Servicio Universal y b) el Fondo de Investigación y Desarrollo de las Telecomunicaciones.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**136.609.221**
INGRESOS CORRIENTES ORDINARIOS	136.609.221
TRANSFERENCIAS CORRIENTES	8.038.252
Transferencias corrientes del sector público	8.038.252
Transferencias corrientes internas recibidas del sector público	8.038.252
De la República	8.038.252
OTROS INGRESOS	128.570.969
Otros ingresos ordinarios	128.570.969
TOTAL RECURSOS	**136.609.221**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**66.401.808**
GASTOS DE CONSUMO	66.398.808
Remuneraciones	23.938.951
Sueldos, salarios y otras retribuciones	5.276.946
Beneficios y complementos de sueldos y salarios	10.175.214
Aportes patronales	1.102.313
Prestaciones sociales y otras indemnizaciones	1.375.825
Asistencia socioeconómica	6.008.653
Compra de bienes y servicios	42.459.857
Bienes de consumo	8.517.698
Servicios no personales	33.942.159
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.000
Al sector privado	3.000
Donaciones corrientes al sector privado	3.000
Donaciones a personas	3.000
GASTOS DE CAPITAL	**70.207.413**
INVERSIÓN REAL DIRECTA	70.207.413
Formación bruta de capital fijo	70.207.413
Edificios e instalaciones	19.873.354
Maquinaria, equipos y otros bienes muebles	50.334.059
TOTAL GASTOS	**136.609.221**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115438	Fortalecimiento de la Infraestructura Tecnológica de la Fundación CENDIT Fase II.	Infraestructura Tecnológica			1	72.621.836				72.621.836
115442	Diseño, Desarrollo y Construcción de Prototipos Industriales, Electrónicos y Antenas para Telecomunicaciones.	Prototipo			13	55.949.133				55.949.133
TOTAL						**128.570.969**				**128.570.969**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		6.885.018			6.885.018
02	Gestión Administrativa		1.110.000			1.110.000
03	Previsión y Protección Social					
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		43.234			43.234
TOTAL			**8.038.252**			**8.038.252**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**29**	**20**	**1**	**50**	**2.702.179**		**2.702.179**
Alto Nivel y de Dirección	5	3		8	1.086.987		1.086.987
Profesional y Técnico	10	4		14	518.542		518.542
Personal Administrativo	2	1	1	4	102.073		102.073
Personal de Investigación	11	10		21	943.289		943.289
Obrero	1	2		3	51.288		51.288
Personal Fijo a Tiempo Parcial		**1**		**1**	**25.637**		**25.637**
Obrero		1		1	25.637		25.637
Personal Contratado	**9**	**15**	**20**	**44**	**2.212.246**		**2.212.246**
Profesional y Técnico	4	3		7	497.483		497.483
Personal Administrativo	2	1		3	178.537		178.537
Personal de Investigación	3	11	20	34	1.536.226		1.536.226
TOTAL	**38**	**36**	**21**	**95**	**4.940.062**		**4.940.062**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	23.938.951
4.02	Materiales, suministros y mercancías	8.517.698
4.03	Servicios no personales	33.942.159
4.04	Activos reales	70.207.413
4.07	Transferencias y donaciones	3.000
	TOTAL	**136.609.221**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**136.609.221**
INGRESOS CORRIENTES ORDINARIOS	136.609.221
TRANSFERENCIAS CORRIENTES	8.038.252
Transferencias corrientes del sector público	8.038.252
Transferencias corrientes internas recibidas del sector público	8.038.252
De la República	8.038.252
Recursos Ordinarios	8.038.252
OTROS INGRESOS	128.570.969
Otros ingresos ordinarios	128.570.969
1.2 GASTOS CORRIENTES	**66.401.808**
GASTOS DE CONSUMO	66.398.808
Remuneraciones	23.938.951
Sueldos, salarios y otras retribuciones	5.276.946
Beneficios y complementos de sueldos y salarios	10.175.214
Aportes patronales	1.102.313
Prestaciones sociales y otras indemnizaciones	1.375.825
Asistencia socioeconómica	6.008.653
Compra de bienes y servicios	42.459.857
Bienes de consumo	8.517.698
Servicios no personales	33.942.159
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.000
Al sector privado	3.000
Donaciones corrientes al sector privado	3.000
Donaciones a personas	3.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**70.207.413**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**70.207.413**
RECURSOS PROPIOS DE CAPITAL	70.207.413
Ahorro en Cuenta Corriente	70.207.413
2.2 GASTOS DE CAPITAL	**70.207.413**
INVERSIÓN REAL DIRECTA	70.207.413
Formación bruta de capital fijo	70.207.413
Edificios e instalaciones	19.873.354
Maquinaria, equipos y otros bienes muebles	50.334.059
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0458

Fundación Centro Nacional de Innovación Tecnológica (CENIT)

FUNDACIÓN CENTRO NACIONAL DE INNOVACIÓN TECNOLÓGICA (CENIT)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Para fortalecer las iniciativas que lleva adelante el Gobierno Bolivariano de Venezuela en materia tecnológica, los Ministerios del Poder Popular para Ciencia, Tecnología e Industrias Intermedias, para la Defensa y para el Comercio, articularon esfuerzos para promover la creación de una industria nacional de hardware, dirigida a la fabricación de un novedoso modelo de computadora que facilite el acceso a las Tecnologías de Información y Comunicación (TIC) en todos los sectores de la sociedad.

Es así como el 8 de abril del 2005, la República Bolivariana de Venezuela y la República Popular China, representadas por los Ministerios del Poder Popular para Ciencia, Tecnología e Industrias Intermedias y para el Comercio y la empresa Lang Chao, firmaron una carta de intención en la que se acordó la instalación de una empresa, de capital mixto, para el ensamblaje, la comercialización y la exportación de computadoras, además del suministro de partes y piezas de equipos de computación a través de proveedores y fabricantes. Por tal razón, el 4 de octubre del 2005, nace en la zona franca de Paraguaná, estado Falcón, la empresa Venezolana de Industria Tecnológica (VIT) orientada a la producción de computadoras dotadas de piezas nacionales y software libre.

Para brindarle apoyo tecnológico a VIT, los Ministerios del Poder Popular para Ciencia, Tecnología e Industrias Intermedias y para la Defensa establecen una alianza que permitió la creación del Centro Nacional de Innovación Tecnológica (CENIT) el cual recibirá la transferencia tecnológica, proporcionada por China, para capacitar y certificar a cooperativas de base tecnológica, pequeñas y medianas empresas y emprendedores en el ensamblaje de equipos de computación, además de impulsar la conformación de líneas de investigación que permitan el desarrollo de las TIC en Venezuela. Finalmente, el 17 de abril del 2006, el Gobierno Nacional Publicó, a través de la Gaceta Oficial de la República Bolivariana de Venezuela N° 38.418, el Decreto N° 4.431 que contempla la creación formal del CENIT, lo cual se convierte en un importante espacio para la investigación, desarrollo e innovación, a fin de fortalecer la industria tecnológica nacional.

El CENIT, tiene como finalidad, contribuir al desarrollo y fortalecimiento de la capacidad nacional de los sectores científico, tecnológico, educativo y productivo y a la apropiación social de las tecnologías, mediante la construcción de una red de investigación, desarrollo e innovación, en articulación con el Sistema Nacional de Ciencia Tecnología e Innovación. Estima ser un centro de investigación, desarrollo e innovación tecnológica, ampliamente reconocido por la capacidad creativa de su talento humano, su contribución al desarrollo de las comunidades, al modelo de producción socialista, y su impacto en el país y la región

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**42.842.793**
INGRESOS CORRIENTES ORDINARIOS	42.842.793
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	20.000.000
Venta de otros bienes y servicios	20.000.000
TRANSFERENCIAS CORRIENTES	22.842.793
Transferencias corrientes del sector público	22.842.793
Transferencias corrientes internas recibidas del sector público	22.842.793
De la República	22.842.793
INGRESOS DE CAPITAL	**3.076.496**
RECURSOS PROPIOS DE CAPITAL	3.076.496
Incremento de la depreciación y amortización acumuladas	3.076.496
FUENTES DE FINANCIAMIENTO	**22.957.398**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	22.957.398
Disminución de otros activos financieros	22.957.398
Disminución de cuentas por cobrar a corto plazo	22.957.398
Disminución de otras cuentas por cobrar a corto plazo	22.957.398
TOTAL RECURSOS	**68.876.687**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**63.099.132**
GASTOS DE CONSUMO	62.849.132
Remuneraciones	26.371.995
Sueldos, salarios y otras retribuciones	9.858.135
Beneficios y complementos de sueldos y salarios	6.826.277
Aportes patronales	1.026.231
Prestaciones sociales y otras indemnizaciones	1.944.839
Asistencia socioeconómica	5.676.513
Otros gastos de personal	1.040.000
Compra de bienes y servicios	33.400.641
Bienes de consumo	2.193.025
Servicios no personales	31.207.616
Depreciación y amortización	3.076.496
TRANSFERENCIAS Y DONACIONES CORRIENTES	250.000
Al sector privado	250.000
Transferencias corrientes al sector privado	230.000
Directas a personas	230.000
Pensiones y otros beneficios asociados	94.236
Jubilaciones y otros beneficios asociados	135.764
Donaciones corrientes al sector privado	20.000
Donaciones a personas	20.000
GASTOS DE CAPITAL	**5.777.555**
INVERSIÓN REAL DIRECTA	5.777.555
Formación bruta de capital fijo	5.777.555
Maquinaria, equipos y otros bienes muebles	5.777.555
TOTAL GASTOS	**68.876.687**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113638	Ampliación de Servicios y Fortalecimiento de la Plataforma Tecnológica de la Red Académica Nacional (REACCIUN).	Persona Beneficiada			1.200.000	22.866.794	6.075.633			28.942.427
113658	Nuevas Formas de Organización Socio Productivas en Tecnologías de Información (Ti) Basada en I+D+I de Modelos de Producción Social.	Modelo			2	13.625.446	9.504.119			23.129.565
	TOTAL					**36.492.240**	**15.579.752**			**52.071.992**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	800.000	7.033.041			7.833.041
02	Gestión Administrativa	8.541.654				8.541.654
03	Previsión y Protección Social		230.000			230.000
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	200.000				200.000
	TOTAL	**9.541.654**	**7.263.041**			**16.804.695**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**73**	**60**	**20**	**153**	**6.696.946**	**979.608**	**7.676.554**
Alto Nivel y de Dirección	5	4	4	13	985.998	82.353	1.068.351
Profesional y Técnico	64	40	16	120	4.214.032	815.686	5.029.718
Personal Administrativo	3	9		12	1.373.295	81.569	1.454.864
Obrero	1	7		8	123.621		123.621
Personal Contratado			**22**	**22**	**3.102.557**	**60.392**	**3.162.949**
Profesional y Técnico			22	22	3.102.557	60.392	3.162.949
TOTAL	**73**	**60**	**42**	**175**	**9.799.503**	**1.040.000**	**10.839.503**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados		**1**	**1**	94.236
Empleados		1	1	94.236
Jubilados		**2**	**2**	**135.794**
Obreros		1	1	41.587
Empleados		1	1	94.207
TOTAL		**3**	**3**	**230.030**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	26.371.995
4.02	Materiales, suministros y mercancías	2.193.025
4.03	Servicios no personales	31.207.616
4.04	Activos reales	5.777.555
4.07	Transferencias y donaciones	250.000
4.08	Otros gastos	3.076.496
	TOTAL	**68.876.687**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**42.842.793**
INGRESOS CORRIENTES ORDINARIOS	42.842.793
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	20.000.000
Venta de otros bienes y servicios	20.000.000
TRANSFERENCIAS CORRIENTES	22.842.793
Transferencias corrientes del sector público	22.842.793
Transferencias corrientes internas recibidas del sector público	22.842.793
De la República	22.842.793
Recursos Ordinarios	22.842.793
1.2 GASTOS CORRIENTES	**63.099.132**
GASTOS DE CONSUMO	62.849.132
Remuneraciones	26.371.995
Sueldos, salarios y otras retribuciones	9.858.135
Beneficios y complementos de sueldos y salarios	6.826.277
Aportes patronales	1.026.231
Prestaciones sociales y otras indemnizaciones	1.944.839
Asistencia socioeconómica	5.676.513
Otros gastos de personal	1.040.000
Compra de bienes y servicios	33.400.641
Bienes de consumo	2.193.025
Servicios no personales	31.207.616
Depreciación y amortización	3.076.496
TRANSFERENCIAS Y DONACIONES CORRIENTES	250.000
Al sector privado	250.000
Transferencias corrientes al sector privado	230.000
Directas a personas	230.000
Pensiones y otros beneficios asociados	94.236
Jubilaciones y otros beneficios asociados	135.764
Donaciones corrientes al sector privado	20.000
Donaciones a personas	20.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(20.256.339)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(17.179.843)**
RECURSOS PROPIOS DE CAPITAL	(17.179.843)
Desahorro en Cuenta Corriente	(20.256.339)
Incremento de la depreciación y amortización acumulada	3.076.496
2.2 GASTOS DE CAPITAL	**5.777.555**
INVERSIÓN REAL DIRECTA	5.777.555
Formación bruta de capital fijo	5.777.555
Maquinaria, equipos y otros bienes muebles	5.777.555
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(22.957.398)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**22.957.398**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	22.957.398
Disminución de otros activos financieros	22.957.398
Disminución de cuentas por cobrar a corto plazo	22.957.398
Disminución de otras cuentas por cobrar a corto plazo	22.957.398
3.2 APLICACIONES FINANCIERAS	**22.957.398**
DÉFICIT FINANCIERO	22.957.398

A0461

Fundación Centro Nacional de Desarrollo e Investigación en Tecnologías Libres (CENDITEL)

FUNDACIÓN CENTRO NACIONAL DE DESARROLLO E INVESTIGACIÓN EN TECNOLOGÍAS LIBRES (CENDITEL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La misión de la Fundación consiste en promover la reflexión, investigación, desarrollo y apropiación de Tecnologías Libres pertinentes, acordes con la sociedad democrática, participativa y protagónica de la Nación.

La visión se focaliza en ser la institución pública de referencia en Tecnologías Libres, que actúe para asegurar la soberanía tecnológica de la Nación, participar en el debate sobre políticas para el uso y desarrollo de tecnologías libres, impulsar la investigación y desarrollo de tecnología nacional con estándares libres, estimular al talento nacional para la generación de tecnologías libres y fomentar la transferencia de conocimiento sobre tecnologías libres.

Estima ejecutar los siguientes proyectos para el logro en conjunto de la misión y visión:

- Diseño e implementación de tecnologías libres con contenidos formativos para fortalecer al poder popular y a la soberanía tecnológica y cultural
- Realización de herramientas de soporte para la toma de decisiones en planificación industrial y administración de empresas socialistas

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**6.788.076**
INGRESOS CORRIENTES ORDINARIOS	6.788.076
TRANSFERENCIAS CORRIENTES	6.788.076
Transferencias corrientes del sector público	6.788.076
Transferencias corrientes internas recibidas del sector público	6.788.076
De la República	6.788.076
INGRESOS DE CAPITAL	**450.000**
RECURSOS PROPIOS DE CAPITAL	450.000
Incremento de la depreciación y amortización acumuladas	450.000
FUENTES DE FINANCIAMIENTO	**1.378.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	168.106
Disminución de otros activos financieros	168.106
Disminución de disponibilidades	168.106
Disminución de Bancos	168.106
INCREMENTO DE PASIVOS	1.209.894
Incremento de cuentas y efectos por pagar	1.209.894
Incremento de otras cuentas y efectos por pagar	1.209.894
Incremento de otras cuentas por pagar a corto plazo	1.209.894
TOTAL RECURSOS	**8.616.076**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**8.065.068**
GASTOS DE CONSUMO	8.065.068
Remuneraciones	6.708.547
Sueldos, salarios y otras retribuciones	2.242.478
Beneficios y complementos de sueldos y salarios	2.548.419
Aportes patronales	503.516
Prestaciones sociales y otras indemnizaciones	635.733
Asistencia socioeconómica	778.401
Compra de bienes y servicios	906.521
Bienes de consumo	148.279
Servicios no personales	758.242
Depreciación y amortización	450.000
GASTOS DE CAPITAL	**551.008**
INVERSIÓN REAL DIRECTA	551.008
Formación bruta de capital Fijo	551.008
Maquinaria, equipos y otros bienes muebles	551.008
TOTAL GASTOS	**8.616.076**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta: Unidad de Medida	Meta: Cantidad Fem.	Meta: Cantidad Masc.	Meta: Cantidad Total	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
113731	Diseño e implementación de tecnologías libres con contenidos formativos para fortalecer al poder popular y a la soberanía tecnológica y cultural	Tecnología			6		3.532.720			3.532.720
113820	Realización de herramientas de soporte para la toma de decisiones en planificación industrial y administración de empresas socialistas	Herramientas Tecnológicas			4		2.285.745			2.285.745
	TOTAL						5.818.465			5.818.465

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento: Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	Presupuesto 2012
01	Dirección y Coordinación de los Gastos de los Trabajadores	959.150	969.611			1.928.761
02	Gestión Administrativa	868.850				868.850
	TOTAL	1.828.000	969.611			2.797.611

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**16**	**27**		**43**	**1.524.360**	**79.140**	**1.603.500**
Alto Nivel y de Dirección	1	3		4	207.612	79.140	286.752
Profesional y Técnico	7	19		26	882.708		882.708
Personal Administrativo	5			5	160.260		160.260
Personal de Investigación	2	5		7	253.248		253.248
Obrero	1			1	20.532		20.532
Personal Contratado	**6**	**12**		**18**	**675.168**		**675.168**
Profesional y Técnico	6	12		18	675.168		675.168
TOTAL	**22**	**39**		**61**	**2.199.528**	**79.140**	**2.278.668**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	6.708.547
4.02	Materiales, suministros y mercancías	148.279
4.03	Servicios no personales	758.242
4.04	Activos reales	551.008
4.08	Otros gastos	450.000
	TOTAL	**8.616.076**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**6.788.076**
INGRESOS CORRIENTES ORDINARIOS	6.788.076
TRANSFERENCIAS CORRIENTES	6.788.076
Transferencias corrientes del sector público	6.788.076
Transferencias corrientes internas recibidas del sector público	6.788.076
De la República	6.788.076
Recursos Ordinarios	6.788.076
1.2 GASTOS CORRIENTES	**8.065.068**
GASTOS DE CONSUMO	8.065.068
Remuneraciones	6.708.547
Sueldos, salarios y otras retribuciones	2.242.478
Beneficios y complementos de sueldos y salarios	2.548.419
Aportes patronales	503.516
Prestaciones sociales y otras indemnizaciones	635.733
Asistencia socioeconómica	778.401
Compra de bienes y servicios	906.521
Bienes de consumo	148.279
Servicios no personales	758.242
Depreciación y amortización	450.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.276.992)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(826.992)**
RECURSOS PROPIOS DE CAPITAL	(826.992)
Desahorro en Cuenta Corriente	(1.276.992)
Incremento de la depreciación y amortización acumuladas	450.000
2.2 GASTOS DE CAPITAL	**551.008**
INVERSIÓN REAL DIRECTA	551.008
Formación bruta de capital Fijo	551.008
Maquinaria, equipos y otros bienes muebles	551.008

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.378.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.378.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	168.106
Disminución de otros activos financieros	168.106
Disminución de disponibilidades	168.106
Disminución de Bancos	168.106
INCREMENTO DE PASIVOS	1.209.894
Incremento de cuentas y efectos por pagar	1.209.894
Incremento de otras cuentas y efectos por pagar	1.209.894
Incremento de otras cuentas por pagar a corto plazo	1.209.894
3.2 APLICACIONES FINANCIERAS	**1.378.000**
DÉFICIT FINANCIERO	1.378.000

A0464

Fundación Infocentro

FUNDACIÓN INFOCENTRO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación tiene como misión facilitar el proceso de apropiación de las tecnologías de información y comunicación por parte de los sectores populares, mediante la consolidación de espacios tecnológicos comunitarios que faciliten la construcción colectiva y transferencia de saberes y conocimientos, las relaciones de colaboración y de coordinación, para fortalecer el desarrollo de las potencialidades locales, las redes sociales y el poder comunal.

Su visión consiste en ser testigos de la explosión del Poder Comunal, apalancada en los infocentros autogestionados como núcleo aglutinador de las actividades comunitarias, en los sectores populares del país y su objetivo general busca consolidar los espacios socio tecnológicos como centros, para el fortalecimiento de las comunidades, que apoyen la articulación de las redes sociales, utilizando las tecnologías de información y comunicación, impulsando la capacitación y transferencia de saberes y de conocimiento.

Entre los proyectos a ejecutar durante el Ejercicio Fiscal 2012 tiene:

- Apropiación Social de las Tecnologías de Información y Comunicación para el Fortalecimiento del Poder Popular Fase III, teniendo como premisa Impulsar el desarrollo de contenidos en Tecnología Innovación y Ciencia (TIC) por las comunidades a través de la formación socio-tecnológica, la generación de portales web y el intercambio de experiencias para lograr la apropiación social de las tecnologías de información y comunicación, cuyo propósito es capacitar a 205.000 personas.

- Incremento y Consolidación de Espacios Socio-tecnológicos Comunitarios Fase III, consolidar la plataforma física y tecnológica de la red de Infocentros a nivel nacional, estimando atender a 250.000 usuarios.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**128.271.480**
INGRESOS CORRIENTES ORDINARIOS	111.759.398
TRANSFERENCIAS CORRIENTES	111.759.398
Transferencias corrientes del sector público	111.759.398
Transferencias corrientes internas recibidas del sector público	111.759.398
De la República	106.575.398
De los entes descentralizados sin fines empresariales	5.184.000
INGRESOS CORRIENTES EXTRAORDINARIOS	16.512.082
INGRESOS POR OPERACIONES DIVERSAS	16.512.082
Otros ingresos extraordinarios	16.512.082
INGRESOS DE CAPITAL	**693.800**
RECURSOS PROPIOS DE CAPITAL	693.800
Incremento de la depreciación y amortización acumuladas	693.800
FUENTES DE FINANCIAMIENTO	**30.306.200**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	30.306.200
Disminución de otros activos financieros	30.306.200
Disminución de disponibilidades	30.306.200
Disminución de Bancos	30.306.200
TOTAL RECURSOS	**159.271.480**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**155.802.480**
GASTOS DE CONSUMO	147.761.541
Remuneraciones	124.649.741
Sueldos, salarios y otras retribuciones	46.814.643
Beneficios y complementos de sueldos y salarios	31.814.716
Aportes patronales	3.096.535
Prestaciones sociales y otras indemnizaciones	28.207.367
Asistencia socioeconómica	14.716.480
Compra de bienes y servicios	22.418.000
Bienes de consumo	4.525.000
Servicios no personales	17.893.000
Depreciación y amortización	693.800
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.040.939
Al sector privado	8.040.939
Transferencias corrientes al sector privado	8.040.939
Directas a personas	600.418
Jubilaciones y otros beneficios asociados	400.418
Otras transferencias directas a personas	200.000
Transferencias corrientes a Consejos Comunales	7.440.521
GASTOS DE CAPITAL	**3.469.000**
INVERSIÓN REAL DIRECTA	3.469.000
Formación bruta de capital Fijo	3.469.000
Maquinaria, equipos y otros bienes muebles	3.469.000
TOTAL GASTOS	**159.271.480**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114254	Apropiación Social de las Tecnologías de Información y Comunicación para el Fortalecimiento del Poder Popular (Fase III)	Persona Capacitada			205.000	5.005.000			3.000.000	8.005.000
114258	Incremento y Consolidación de espacios sociotecnológicos comunitarios (Fase III)	Usuario Atendido	150.000	100.000	250.000	1.838.000	70.238.361		9.725.217	81.801.578
	TOTAL					**6.843.000**	**70.238.361**		**12.725.217**	**89.806.578**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	8.168.782	36.337.037		8.970.865	53.476.684
02	Gestión Administrativa	15.587.800				15.587.800
03	Previsión y Protección Social	400.418				400.418
	TOTAL	**24.157.000**	**36.337.037**		**8.970.865**	**69.464.902**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**163**	**148**	**2**	**313**	**16.132.458**		**16.132.458**
Alto Nivel y de Dirección	18	12	2	32	1.649.325		1.649.325
Profesional y Técnico	125	122		247	12.730.724		12.730.724
Personal Administrativo	20	14		34	1.752.409		1.752.409
Personal Contratado	**780**	**520**	**98**	**1.398**	**30.286.185**		**30.286.185**
Profesional y Técnico	780	520	98	1.398	30.286.185		30.286.185
TOTAL	943	668	100	1.711	46.418.643		46.418.643

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**2**	**2**	**4**	**400.418**
Alto Nivel y de Dirección	1	1	2	235.418
Empleados	1	1	2	165.000
TOTAL	2	2	4	400.418

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	124.649.741
4.02	Materiales, suministros y mercancías	4.525.000
4.03	Servicios no personales	17.893.000
4.04	Activos reales	3.469.000
4.07	Transferencias y donaciones	8.040.939
4.08	Otros gastos	693.800
	TOTAL	**159.271.480**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**128.271.480**
INGRESOS CORRIENTE ORDINARIO	111.759.398
TRANSFERENCIAS CORRIENTES	111.759.398
Transferencias corrientes del sector público	111.759.398
Transferencias corrientes internas recibidas del sector público	111.759.398
De la República	106.575.398
Recursos Ordinarios	106.575.398
De los entes descentralizados sin fines empresariales	5.184.000
INGRESOS CORRIENTES EXTRAORDINARIOS	16.512.082
INGRESOS POR OPERACIONES DIVERSAS	16.512.082
Otros ingresos extraordinarios	16.512.082
1.2 GASTOS CORRIENTES	**155.802.480**
GASTOS DE CONSUMO	147.761.541
Remuneraciones	124.649.741
Sueldos, salarios y otras retribuciones	46.814.643
Beneficios y complementos de sueldos y salarios	31.814.716
Aportes patronales	3.096.535
Prestaciones sociales y otras indemnizaciones	28.207.367
Asistencia socioeconómica	14.716.480
Compra de bienes y servicios	22.418.000
Bienes de consumo	4.525.000
Servicios no personales	17.893.000
Depreciación y amortización	693.800
TRANSFERENCIAS Y DONACIONES CORRIENTES	8.040.939
Al sector privado	8.040.939
Transferencias corrientes al sector privado	8.040.939
Directas a personas	600.418
Jubilaciones y otros beneficios asociados	400.418
Otras transferencias directas a personas	200.000
Transferencias corrientes a Consejos Comunales	7.440.521

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(27.531.000)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(26.837.200)**
RECURSOS PROPIOS DE CAPITAL	(26.837.200)
Desahorro en Cuenta Corriente	(27.531.000)
Incremento de la depreciación y amortización acumuladas	693.800
2.2 GASTOS DE CAPITAL	**3.469.000**
INVERSIÓN REAL DIRECTA	3.469.000
Formación bruta de capital Fijo	3.469.000
Maquinaria, equipos y otros bienes muebles	3.469.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(30.306.200)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**30.306.200**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	30.306.200
Disminución de otros activos financieros	30.306.200
Disminución de disponibilidades	30.306.200
Disminución de Bancos	30.306.200
3.2 APLICACIONES FINANCIERAS	**30.306.200**
DÉFICIT FINANCIERO	

A0660

Instituto Postal Telegráfico de Venezuela (IPOSTEL)

INSTITUTO POSTAL TELEGRÁFICO DE VENEZUELA (IPOSTEL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Su misión esta enmarcada en satisfacer con excelencia las necesidades de servicios, en comunicaciones postales y telegráficas de nuestros clientes.

Mientras, que su visión se enfoca en ser una organización que atienda con orgullo, calidad y satisfacción a todos los clientes, con una red accesible al uso de servicios postales y telegráficos, conformándonos en un equipo indetenible hacia la excelencia.

Como actividad principal IPOSTEL realiza la recepción, transporte y entrega a nivel nacional e internacional de correspondencia y encomiendas, así como el préstamo de servicios integrales de telegrafía, comunicación electrónica y servicios postales y filatélicos, todo ello garantizando, por principio, el fin social que le compete de ser una alternativa de comunicación accesible y económica para todos los venezolanos.

Vale destacar que internacionalmente, participa activamente como miembro de la Unión Postal Universal, UPU y es una de las Administraciones del Consejo de Explotación Postal, CEP/UPU. Igualmente, ocupa la segunda vicepresidencia del Comité de Gestión de la Unión Postal de las Américas, España y Portugal, UPAEP.

Para el ejercicio fiscal 2012, se propone la ejecución de los proyectos:

- Reimpulso de la plataforma operativa y diversificación de los servicios
- Fortalecimiento de la regulación y control de la actividad Postal Privada.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**863.382.981**
INGRESOS CORRIENTES ORDINARIOS	444.522.882
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	443.476.122
Venta de otros bienes y servicios	443.476.122
INGRESOS DE LA PROPIEDAD	1.046.760
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	1.046.760
Alquileres	1.046.760
INGRESOS CORRIENTES EXTRAORDINARIOS	418.860.099
TRANSFERENCIAS Y DONACIONES CORRIENTES	418.860.099
Donaciones corrientes internas recibidas del sector público	418.860.099
De la República	418.860.099
INGRESOS DE CAPITAL	**17.002.104**
RECURSOS PROPIOS DE CAPITAL	17.002.104
Incremento de la depreciación y amortización acumuladas	17.002.104
FUENTES DE FINANCIAMIENTO	**107.666.461**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	107.666.461
Disminución de otros activos financieros	107.666.461
Disminución de disponibilidades	7.012.037
Disminución de caja	203.179
Disminución de Bancos	6.808.858
Disminución de cuentas por cobrar a corto plazo	73.201.460
Disminución de cuentas comerciales por cobrar a corto plazo	35.331.045
Disminución de otras cuentas por cobrar a corto plazo	37.870.415
Disminución de cuentas por cobrar a mediano y largo plazo	7.989.263
Disminución de cuentas comerciales por cobrar a mediano y largo plazo	5.532.051
Disminución de otras cuentas por cobrar a mediano y largo plazo	2.457.212

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de fondos en avance, en anticipo y en fideicomiso	19.463.701
Disminución de fondos en fideicomiso	3.253.308
Disminución de activos diferidos a corto plazo	598.304
Disminución de otros activos financieros circulantes	15.612.089
TOTAL RECURSOS	**988.051.546**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**957.526.061**
GASTOS DE CONSUMO	860.911.270
Remuneraciones	652.651.232
Sueldos, salarios y otras retribuciones	152.571.033
Beneficios y complementos de sueldos y salarios	273.693.112
Aportes patronales	38.891.143
Prestaciones sociales y otras indemnizaciones	79.332.639
Asistencia socioeconómica	104.963.305
Otros gastos de personal	3.200.000
Compra de bienes y servicios	170.175.914
Bienes de consumo	65.693.785
Servicios no personales	104.482.129
Impuestos indirectos	21.082.020
Depreciación y amortización	17.002.104
TRANSFERENCIAS Y DONACIONES CORRIENTES	95.506.530
Al sector privado	95.378.178
Transferencias corrientes al sector privado	94.928.178
Directas a personas	94.541.778
Pensiones y otros beneficios asociados	7.337.978
Jubilaciones y otros beneficios asociados	87.178.300
Otras transferencias directas a personas	25.500
Otras transferencias corrientes internas al sector privado	386.400
Donaciones corrientes al sector privado	450.000
Donaciones a personas	450.000
Al sector externo	128.352
Transferencias corrientes al exterior	128.352
A gobiernos extranjeros	128.352
OTROS GASTOS CORRIENTES	1.108.261
Obligaciones del ejercicio vigente	1.108.261
Indemnizaciones diversas	1.108.261

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS DE CAPITAL	**30.525.485**
INVERSIÓN REAL DIRECTA	30.525.485
Formación bruta de capital Fijo	30.525.485
Edificios e instalaciones	11.238.600
Maquinaria, equipos y otros bienes muebles	19.286.885
TOTAL GASTOS	**988.051.546**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113640	Reimpulso de la plataforma operativa y diversificación de los servicios	Traslado			27.056	107.798.692				107.798.692
113641	Fortalecimiento de la regulación y control de la actividad Postal Privada.	Visita			80	599.920				599.920
	TOTAL					108.398.612				108.398.612

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	286.495.841	366.380.391			652.876.232
02	Gestión Administrativa	131.909.265				131.909.265
03	Previsión y Protección Social	42.216.570	52.479.708			94.696.278
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	171.159				171.159
	TOTAL	460.792.835	418.860.099			879.652.934

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**2.470**	**4.553**		**7.023**	**143.738.309**	**66.161.026**	**209.899.335**
Alto Nivel y de Dirección	50	66		116	2.297.829		2.297.829
Profesional y Técnico	649	375		1.024	24.231.444	15.384.001	39.615.445
Personal Administrativo	1.014	983		1.997	41.368.883	17.347.916	58.716.799
Obrero	757	3.129		3.886	75.840.153	33.429.109	109.269.262
Personal Fijo a Tiempo Parcial	**4**	**7**		**11**	**12.430**		**12.430**
Personal Médico	4	7		11	12.430		12.430
Personal Contratado	**44**	**180**		**224**	**6.361.255**		**6.361.255**
Directivo	2	4		6	132.514		132.514
Profesional y Técnico	10	20		30	927.598		927.598
Personal Administrativo	10	34		44	1.590.170		1.590.170
Obrero	22	122		144	3.710.973		3.710.973
TOTAL	**2.518**	**4.740**		**7.258**	**150.111.994**	**66.161.026**	**216.273.020**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**155**	**80**	**235**	**7.337.978**
Obreros	70	36	106	3.309.896
Empleados	85	44	129	4.028.082
Jubilados	**1.128**	**1.363**	**2.491**	**87.178.300**
Obreros	436	527	963	33.702.410
Empleados	692	836	1.528	53.475.890
TOTAL	**1.283**	**1.443**	**2.726**	**94.516.278**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	652.651.232
4.02	Materiales, suministros y mercancías	65.693.785
4.03	Servicios no personales	125.564.149
4.04	Activos reales	30.525.485
4.07	Transferencias y donaciones	95.506.530
4.08	Otros gastos	18.110.365
	TOTAL	**988.051.546**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**863.382.981**
INGRESOS CORRIENTES ORDINARIOS	444.522.882
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	443.476.122
Venta de otros bienes y servicios	443.476.122
INGRESOS DE LA PROPIEDAD	1.046.760
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	1.046.760
Alquileres	1.046.760
INGRESOS CORRIENTES EXTRAORDINARIOS	418.860.099
TRANSFERENCIAS Y DONACIONES CORRIENTES	418.860.099
Donaciones corrientes internas recibidas del sector público	418.860.099
De la República	418.860.099
1.2 GASTOS CORRIENTES	**957.526.061**
GASTOS DE CONSUMO	860.911.270
Remuneraciones	652.651.232
Sueldos, salarios y otras retribuciones	152.571.033
Beneficios y complementos de sueldos y salarios	273.693.112
Aportes patronales	38.891.143
Prestaciones sociales y otras indemnizaciones	79.332.639
Asistencia socioeconómica	104.963.305
Otros gastos de personal	3.200.000
Compra de bienes y servicios	170.175.914
Bienes de consumo	65.693.785
Servicios no personales	104.482.129
Impuestos indirectos	21.082.020
Depreciación y amortización	17.002.104
TRANSFERENCIAS Y DONACIONES CORRIENTES	95.506.530
Al sector privado	95.378.178
Transferencias corrientes al sector privado	94.928.178
Directas a personas	94.541.778
Pensiones y otros beneficios asociados	7.337.978

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Jubilaciones y otros beneficios asociados	87.178.300
Otras transferencias directas a personas	25.500
Otras transferencias corrientes internas al sector privado	386.400
Donaciones corrientes al sector privado	450.000
Donaciones a personas	450.000
Al sector externo	128.352
Transferencias corrientes al exterior	128.352
A gobiernos extranjeros	128.352
OTROS GASTOS CORRIENTES	1.108.261
Obligaciones del ejercicio vigente	1.108.261
Indemnizaciones diversas	1.108.261
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(94.143.080)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(77.140.976)**
RECURSOS PROPIOS DE CAPITAL	(77.140.976)
Desahorro en Cuenta Corriente	(94.143.080)
Incremento de la depreciación y amortización acumuladas	17.002.104
2.2 GASTOS DE CAPITAL	**30.525.485**
INVERSIÓN REAL DIRECTA	30.525.485
Formación bruta de capital Fijo	30.525.485
Edificios e instalaciones	11.238.600
Maquinaria, equipos y otros bienes muebles	19.286.885
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(107.666.461)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**107.666.461**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	107.666.461
Disminución de otros activos financieros	107.666.461
Disminución de disponibilidades	7.012.037
Disminución de caja	203.179
Disminución de Bancos	6.808.858

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución de cuentas por cobrar a corto plazo	73.201.460
Disminución de cuentas comerciales por cobrar a corto plazo	35.331.045
Disminución de otras cuentas por cobrar a corto plazo	37.870.415
Disminución de cuentas por cobrar a mediano y largo plazo	7.989.263
Disminución de cuentas comerciales por cobrar a mediano y largo plazo	5.532.051
Disminución de otras cuentas por cobrar a mediano y largo plazo	2.457.212
Disminución de fondos en avance, en anticipo y en fideicomiso	19.463.701
Disminución de fondos en fideicomiso	3.253.308
Disminución de activos diferidos a corto plazo	598.304
Disminución de otros activos financieros circulantes	15.612.089
3.2 APLICACIONES FINANCIERAS	**107.666.461**
DÉFICIT FINANCIERO	107.666.461

A0846

Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (INAPYMI)

INSTITUTO NACIONAL DE DESARROLLO PARA LA PEQUEÑA Y MEDIANA INDUSTRIA (INAPYMI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Nacional de Desarrollo para la Pequeña y Mediana Industria (Inapymi), de acuerdo con las competencias que le son propias, contempladas en el Artículo 17 del Decreto N° 6.215 con Rango, Valor y Fuerza de Ley para la Promoción y Desarrollo de la Pequeña y Mediana Industria y Unidades de Producción Social, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 5.890 Extraordinario de fecha 31/07/2008, tiene previsto realizar para el Ejercicio Económico-Financiero 2012 las siguientes acciones:

- Fortalecer a las pequeñas y medianas industrias y unidades de propiedad social para el desarrollo de la soberanía económica, dentro del nuevo modelo productivo socialista, otorgando financiamiento oportuno.
- Prestar asistencia técnica integral con el objeto de propiciar el fortalecimiento de las Pymis, cooperativas y demás asociaciones comunitarias socio-productivas, a través de un conjunto de mecanismos de asistencia técnica no financiera, prestada directamente para lograr el mejoramiento de los niveles de su productividad y calidad, tales como: elaboración de proyectos, planes de negocios, estudios de mercados, oportunidades de inversión y mejoramiento de la calidad, entre otros.
- Desarrollar centros de distribución y comercialización para garantizar la conformación de las cadenas productivas a las pequeños y medianas industrias y unidades de propiedad social.
- Rehabilitar y mantener la plataforma industrial del Instituto para el desarrollo de actividades enmarcadas dentro de la economía socioproductiva, a fin de generar una infraestructura adecuada que permita la instalación de nuevas tecnologías y maximicen la producción de los bienes; además de sistematizar y actualizar, mediante procesos estadísticos, la información sobre la situación actual de las pequeños y medianas industrias y unidades de propiedad social en Venezuela.

Para el ejercicio fiscal 2012, el presupuesto de ingresos y gastos del ente asciende a Bs. 703.452.593, destinándose a Proyectos la cantidad de Bs. 528.902.111 y a las Acciones Centralizadas Bs. 174.550.482, siendo financiado con recursos propios por un monto de Bs. 587.374.677 y con transferencias del Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias por Bs. 116.077.916.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**57.678.775**
INGRESOS CORRIENTES ORDINARIOS	57.678.775
INGRESOS DE OPERACIÓN	22.855.400
Ingresos financieros de instituciones financieras	22.855.400
TRANSFERENCIAS CORRIENTES	34.823.375
Transferencias corrientes del sector público	34.823.375
Transferencias corrientes internas recibidas del sector público	34.823.375
De la República	34.823.375
INGRESOS DE CAPITAL	**206.666.166**
RECURSOS PROPIOS DE CAPITAL	2.256.000
Incremento de la depreciación y amortización acumuladas	2.256.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	81.254.541
Transferencias y donaciones de capital del sector público	81.254.541
Transferencias de capital recibidas del sector público	81.254.541
De la República	81.254.541
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	123.155.625
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	123.155.625
Al sector privado	123.155.625
FUENTES DE FINANCIAMIENTO	**439.107.652**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	439.107.652
Disminución de otros activos financieros	439.107.652
Disminución de disponibilidades	439.107.652
Disminución de Bancos	439.107.652
TOTAL RECURSOS	**703.452.593**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**141.473.084**
GASTOS DE CONSUMO	120.994.443
Remuneraciones	94.791.809
Sueldos, salarios y otras retribuciones	12.689.226
Beneficios y complementos de sueldos y salarios	46.086.919
Aportes patronales	2.582.635
Prestaciones sociales y otras indemnizaciones	9.879.343
Asistencia socioeconómica	23.455.458
Otros gastos de personal	98.228
Compra de bienes y servicios	23.946.634
Bienes de consumo	6.336.231
Servicios no personales	17.610.403
Depreciación y amortización	2.256.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	20.478.641
Al sector privado	20.478.641
Transferencias corrientes al sector privado	18.978.641
Directas a personas	18.978.641
Pensiones y otros beneficios asociados	3.292.477
Jubilaciones y otros beneficios asociados	15.686.164
Donaciones corrientes al sector privado	1.500.000
Donaciones a personas	1.000.000
Donaciones a instituciones sin fines de lucro	500.000
GASTOS DE CAPITAL	**556.529.509**
INVERSIÓN REAL DIRECTA	220.451.593
Formación bruta de capital Fijo	219.990.593
Maquinaria, equipos y otros bienes muebles	11.334.941
Construcciones de bienes de dominio privado	25.594.294
Producción propia (gastos capitalizables)	183.061.358
Remuneraciones	155.292.560
Sueldos, salarios y otras retribuciones	19.091.732
Beneficios y complementos de sueldos y salarios	81.547.975
Aportes patronales	4.233.449
Prestaciones sociales y otras indemnizaciones	12.094.030
Asistencia socioeconómica	38.325.374

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Compra de bienes y servicios	26.768.798
Bienes de consumo	4.630.783
Servicios no personales	22.138.015
Intereses capitalizables	1.000.000
Intereses capitalizables internos	1.000.000
Bienes intangibles	461.000
INVERSIÓN FINANCIERA	336.077.916
Concesión de préstamos a largo plazo	336.077.916
Al sector privado	336.077.916
APLICACIONES FINANCIERAS	**5.450.000**
DISMINUCIÓN DE PASIVOS	5.450.000
Disminución de cuentas y efectos por pagar	5.450.000
Disminución de cuentas y efectos por pagar a corto plazo	5.000.000
Disminución cuentas por pagar a proveedores a corto plazo	5.000.000
Disminución de otras cuentas y efectos por pagar	450.000
Disminución de otras cuentas por pagar a corto plazo	450.000
TOTAL GASTOS	**703.452.593**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113962	Fortalecimiento de las pequeñas y medianas industrias y unidades de propiedad social para el desarrollo de la soberanía económica dentro del nuevo modelo productivo socialista.	Crédito			200	413.721.313	67.343.960			481.065.273
113999	Rehabilitación y mantenimiento de la plataforma industrial del Instituto para el desarrollo de actividades enmarcadas dentro de la economía socioproductiva.	Obra			3	33.926.257	13.910.581			47.836.838
	TOTAL					**447.647.570**	**81.254.541**			**528.902.111**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	79.291.000	15.844.734			95.135.734
02	Gestión Administrativa	60.436.107				60.436.107
03	Previsión y Protección Social		18.978.641			18.978.641
	TOTAL	**139.727.107**	**34.823.375**			**174.550.482**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**449**	**352**	**127**	**928**	**22.918.983**	**5.845.648**	**28.764.631**
Alto Nivel y de Dirección	28	22	20	70	1.833.610		1.833.610
Profesional y Técnico	298	164	52	514	14.315.868	4.569.359	18.885.227
Personal Administrativo	68	38	55	161	3.027.581	460.475	3.488.056
Obrero	55	128		183	3.741.924	815.814	4.557.738
Personal Contratado	**90**	**110**		**200**	**6.718.833**		**6.718.833**
Profesional y Técnico	84	110		194	6.607.377		6.607.377
Personal Administrativo	6			6	111.456		111.456
TOTAL	539	462	127	1.128	29.637.816	5.845.648	35.483.464

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**19**	**11**	**30**	**3.292.477**
Empleados	19	11	30	3.292.477
Jubilados	**89**	**36**	**125**	**15.686.164**
Empleados	89	36	125	15.686.164
TOTAL	108	47	155	18.978.641

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	250.084.369
4.02	Materiales, suministros y mercancías	10.967.014
4.03	Servicios no personales	39.748.418
4.04	Activos reales	37.390.235
4.05	Activos financieros	336.077.916
4.07	Transferencias y donaciones	20.478.641
4.08	Otros gastos	3.256.000
4.11	Disminución de pasivos	5.450.000
	TOTAL	**703.452.593**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**57.678.775**
INGRESOS CORRIENTES ORDINARIOS	57.678.775
INGRESOS DE OPERACIÓN	22.855.400
Ingresos financieros de instituciones financieras	22.855.400
TRANSFERENCIAS CORRIENTES	34.823.375
Transferencias corrientes del sector público	34.823.375
Transferencias corrientes internas recibidas del sector público	34.823.375
De la República	34.823.375
Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias	34.823.575
Recursos Ordinarios	34.823.375
1.2 GASTOS CORRIENTES	**141.473.084**
GASTOS DE CONSUMO	120.994.443
Remuneraciones	94.791.809
Sueldos, salarios y otras retribuciones	12.689.226
Beneficios y complementos de sueldos y salarios	46.086.919
Aportes patronales	2.582.635
Prestaciones sociales y otras indemnizaciones	9.879.343
Asistencia socioeconómica	23.455.458
Otros gastos de personal	98.228
Compra de bienes y servicios	23.946.634
Bienes de consumo	6.336.231
Servicios no personales	17.610.403
Depreciación y amortización	2.256.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	20.478.641
Al sector privado	20.478.641
Transferencias corrientes al sector privado	18.978.641
Directas a personas	18.978.641
Pensiones y otros beneficios asociados	3.292.477
Jubilaciones y otros beneficios asociados	15.686.164

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Donaciones corrientes al sector privado	1.500.000
Donaciones a personas	1.000.000
Donaciones a instituciones sin fines de lucro	500.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(83.794.309)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**122.871.857**
RECURSOS PROPIOS DE CAPITAL	(81.538.309)
Desahorro en Cuenta Corriente	(83.794.309)
Incremento de la depreciación y amortización acumuladas	2.256.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	81.254.541
Transferencias y donaciones de capital del sector público	81.254.541
Transferencias de capital recibidas del sector público	81.254.541
De la República	81.254.541
Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias	81.254.541
Recursos Ordinarios	81.254.541
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	123.155.625
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	123.155.625
Al sector privado	123.155.625
2.2 GASTOS DE CAPITAL	**556.529.509**
INVERSIÓN REAL DIRECTA	220.451.593
Formación bruta de capital Fijo	219.990.593
Maquinaria, equipos y otros bienes muebles	11.334.941
Construcciones de bienes de dominio privado	25.594.294
Producción propia (gastos capitalizables)	183.061.358
Remuneraciones	155.292.560
Sueldos, salarios y otras retribuciones	19.091.732
Beneficios y complementos de sueldos y salarios	81.547.975
Aportes patronales	4.233.449
Prestaciones sociales y otras indemnizaciones	12.094.030
Asistencia socioeconómica	38.325.374

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Compra de bienes y servicios	26.768.798
Bienes de consumo	4.630.783
Servicios no personales	22.138.015
Intereses capitalizables	1.000.000
Intereses capitalizables internos	1.000.000
Bienes intangibles	461.000
INVERSIÓN FINANCIERA	336.077.916
Concesión de préstamos a largo plazo	336.077.916
Al sector privado	336.077.916
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(433.657.652)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**439.107.652**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	439.107.652
Disminución de otros activos financieros	439.107.652
Disminución de disponibilidades	439.107.652
Disminución de Bancos	439.107.652
3.2 APLICACIONES FINANCIERAS	**439.107.652**
DISMINUCIÓN DE PASIVOS	5.450.000
Disminución de cuentas y efectos por pagar	5.450.000
Disminución de cuentas y efectos por pagar a corto plazo	5.000.000
Disminución cuentas por pagar a proveedores a corto plazo	5.000.000
Disminución de otras cuentas y efectos por pagar	450.000
Disminución de otras cuentas por pagar a corto plazo	450.000
DÉFICIT FINANCIERO	433.657.652

A0927

Fondo Venezolano de Reconversión Industrial y Tecnológica (FONDOIN)

FONDO VENEZOLANO DE RECONVERSIÓN INDUSTRIAL Y TECNOLÓGICA (FONDOIN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La misión del Fondo se fundamenta en promover y garantizar la aplicación de los convenios internacionales firmados por el Estado venezolano relativo al control de las sustancias agotadoras de la capa de ozono (convenio de Viena y Protocolo de Montreal) quien además es la única institución de carácter técnico en el país en el tema del uso, consumo, producción y manejo de sustancias que agotan la capa de ozono.

Se prevé la ejecución del proyecto en el ejercicio fiscal 2012 "Adaptación técnica integral del Sector Productivo Nacional de acuerdo a nuevos parámetros de producción social, reconversión tecnológica y eco-eficiencia"

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**6.278.701**
INGRESOS CORRIENTES ORDINARIOS	2.200.000
TRANSFERENCIAS CORRIENTES	2.200.000
Transferencias corrientes del sector público	2.200.000
Transferencias corrientes internas recibidas del sector público	2.200.000
De la República	2.200.000
INGRESOS CORRIENTES EXTRAORDINARIOS	4.078.701
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.078.701
Transferencias y donaciones corrientes recibidas del sector externo	4.078.701
Transferencias corrientes recibidas del exterior	4.078.701
De organismos internacionales	4.078.701
INGRESOS DE CAPITAL	**22.250**
RECURSOS PROPIOS DE CAPITAL	22.250
Incremento de la depreciación y amortización acumuladas	22.250
TOTAL RECURSOS	**6.300.951**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**6.220.951**
GASTOS DE CONSUMO	6.220.951
Remuneraciones	3.761.703
Sueldos, salarios y otras retribuciones	1.364.900
Beneficios y complementos de sueldos y salarios	664.194
Aportes patronales	147.948
Prestaciones sociales y otras indemnizaciones	1.046.721
Asistencia socioeconómica	537.940
Compra de bienes y servicios	2.436.998
Bienes de consumo	100.000
Servicios no personales	2.336.998
Depreciación y amortización	22.250
GASTOS DE CAPITAL	**80.000**
INVERSIÓN REAL DIRECTA	80.000
Formación bruta de capital Fijo	80.000
Maquinaria, equipos y otros bienes muebles	80.000
TOTAL GASTOS	**6.300.951**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113849	Adaptación técnica integral del Sector Productivo Nacional de acuerdo a nuevos parámetros de producción social, reconversión tecnológica y eco-eficiencia.	Empresa			60				2.737.000	2.737.000
TOTAL									2.737.000	2.737.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		2.200.000		1.341.701	3.541.701
02	Gestión Administrativa	22.250				22.250
TOTAL		22.250	2.200.000		1.341.701	3.563.951

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**12**	**8**		**20**	**1.364.900**		**1.364.900**
Alto Nivel y de Dirección	4	3		7	741.778		741.778
Profesional y Técnico	4	3		7	404.825		404.825
Personal Administrativo	4	2		6	218.297		218.297
TOTAL	**12**	**8**		**20**	**1.364.900**		**1.364.900**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	3.761.703
4.02	Materiales, suministros y mercancías	100.000
4.03	Servicios no personales	2.336.998
4.04	Activos reales	80.000
4.08	Otros gastos	22.250
	TOTAL	**6.300.951**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**6.278.701**
INGRESOS CORRIENTES ORDINARIOS	2.200.000
TRANSFERENCIAS CORRIENTES	2.200.000
Transferencias corrientes del sector público	2.200.000
Transferencias corrientes internas recibidas del sector público	2.200.000
De la República	2.200.000
Recursos Ordinarios	2.200.000
INGRESOS CORRIENTES EXTRAORDINARIOS	4.078.701
TRANSFERENCIAS Y DONACIONES CORRIENTES	4.078.701
Transferencias y donaciones corrientes recibidas del sector externo	4.078.701
Transferencias corrientes recibidas del exterior	4.078.701
De organismos internacionales	4.078.701
1.2 GASTOS CORRIENTES	**6.220.951**
GASTOS DE CONSUMO	6.220.951
Remuneraciones	3.761.703
Sueldos, salarios y otras retribuciones	1.364.900
Beneficios y complementos de sueldos y salarios	664.194
Aportes patronales	147.948
Prestaciones sociales y otras indemnizaciones	1.046.721
Asistencia socioeconómica	537.940
Compra de bienes y servicios	2.436.998
Bienes de consumo	100.000
Servicios no personales	2.336.998
Depreciación y amortización	22.250
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**57.750**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**80.000**
RECURSOS PROPIOS DE CAPITAL	80.000
Ahorro en Cuenta Corriente	57.750
Incremento de la depreciación y amortización acumuladas	22.250
2.2 GASTOS DE CAPITAL	**80.000**
INVERSIÓN REAL DIRECTA	80.000
Formación bruta de capital Fijo	80.000
Maquinaria, equipos y otros bienes muebles	80.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0929

Fondo Nacional de Ciencia, Tecnología e Innovación (FONACIT)

FONDO NACIONAL DE CIENCIA, TECNOLOGÍA E INNOVACIÓN (FONACIT)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Fondo Nacional de Ciencia, Tecnología e Innovación (FONACIT), de conformidad con los artículos N° 61 y siguientes, de la Ley Orgánica de Ciencia, Tecnología e Innovación, es el órgano ejecutor y financiero de los programas y proyectos definidos por el Ministerio del Poder Popular para Ciencia, Tecnología e Industrias Intermedias (MPPCTII). Dicha Institución se encuentra regida por Decreto Ley N° 1.290 de fecha 30 de agosto del año 2001, con Personalidad Jurídica y Patrimonio Propio e Independiente del Fisco Nacional, el cual goza de las prerrogativas, privilegios y exenciones de orden procesal, civil y tributario conferido por la normativa aplicable a la República. De allí que el FONACIT, tenga como Misión: Financiar la ejecución de planes, programas y proyectos definidos por el MPPCTII, que fomenten el conocimiento científico, tecnológico e innovador, que contribuya al desarrollo social del país; vale decir, "Financiar la Capacidad Científica, Tecnológica y de Innovación para el Desarrollo", a los efectos de constituirse en una institución líder reconocida nacional e internacionalmente, impulsando el desarrollo tecnológico integral y la construcción de redes para contribuir al bienestar de la sociedad venezolana.

Los gastos del FONACIT, están distribuidos en atención a la Directriz Estratégica "Modelo Productivo Socialista", permitiendo profundizar el fortalecimiento de un nuevo modelo productivo endógeno, a través del apoyo a redes científicas nacionales, regionales e internacionales, así como la formación del talento humano en el área de la ciencia, la tecnología y la innovación, de acuerdo a las prioridades del país, apegados a los siguientes criterios:

- Rescate y reconversión del Parque Industrial Nacional existente en las áreas estratégicas de: cemento, petroquímica, alimentación, textil, automotriz y telecomunicaciones.

- Apoyar la creación, ampliación y mejora de las industrias, para fortalecer las formas de organización socio-productiva y consolidar el modelo de apropiación de los medios de producción por parte de las comunidades.

- Articular y consolidar las Redes Socialistas de Innovación Productiva, las fábricas socialistas y las comunas.

- Integración de las cadenas productivas en los ejes de desarrollo endógeno para satisfacer las necesidades locales y nacionales.

- El fortalecimiento de la soberanía y desarrollo industrial de la Nación.

- La ejecución del proyecto "Financiamiento para incrementar el desarrollo científico y tecnológico dirigido al fortalecimiento del Parque Tecnológico e Industrial Nacional, así como en los espacios comunitarios, consejos comunales, comunas y unidades productivas", se encuentra dividido en tres Acciones Específicas a saber:

    - Financiamiento a proyectos y programas estratégicos para la nación, dirigidos a garantizar la satisfacción de necesidades de la población.

    - Financiamiento en apoyo al conocimiento científico-tecnológico y la transferencia de los mismos a las comunidades y sectores productivos y transformación industrial de la plataforma productiva nacional.

    - Financiamiento de mayores, capacidades nacionales en ciencia, tecnología, innovación e industrias intermedias, referidas a la formación, capacitación y necesidades de investigación en ciencia y tecnología del país.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**797.920.199**
INGRESOS CORRIENTES ORDINARIOS	797.920.199
TRANSFERENCIAS CORRIENTES	797.920.199
Transferencias corrientes internas recibidas del sector privado	707.920.199
De empresas privadas	707.920.199
Transferencias corrientes del sector público	90.000.000
Transferencias corrientes internas recibidas del sector público	90.000.000
De la República	90.000.000
INGRESOS DE CAPITAL	**800.000**
RECURSOS PROPIOS DE CAPITAL	800.000
Incremento de la depreciación y amortización acumuladas	800.000
FUENTES DE FINANCIAMIENTO	**478.460.928**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	478.460.928
Disminución de otros activos financieros	478.460.928
Disminución de disponibilidades	478.460.928
Disminución de Bancos	478.460.928
TOTAL RECURSOS	**1.277.181.127**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**1.273.074.706**
GASTOS DE CONSUMO	166.380.093
Remuneraciones	155.652.370
Sueldos, salarios y otras retribuciones	16.716.603
Beneficios y complementos de sueldos y salarios	55.968.227
Aportes patronales	4.255.449
Prestaciones sociales y otras indemnizaciones	26.744.791
Asistencia socioeconómica	51.967.300
Compra de bienes y servicios	9.927.723
Bienes de consumo	2.175.309
Servicios no personales	7.752.414
Depreciación y amortización	800.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.106.694.613
Al sector privado	659.002.361
Transferencias corrientes al sector privado	658.827.361
Directas a personas	13.599.414
Pensiones y otros beneficios asociados	3.992.564
Jubilaciones y otros beneficios asociados	9.606.850
Otras transferencias corrientes internas al sector privado	645.227.947
Donaciones corrientes al sector privado	175.000
Donaciones a personas	175.000
Al sector público	447.692.252
Transferencias corrientes al sector público	447.692.252
A los entes descentralizados sin fines empresariales para sus gastos	447.692.252
GASTOS DE CAPITAL	**982.552**
INVERSIÓN REAL DIRECTA	982.552
Formación bruta de capital fijo	982.552
Maquinaria, equipos y otros bienes muebles	982.552
APLICACIONES FINANCIERAS	**3.123.869**
DISMINUCIÓN DE PASIVOS	3.123.869
Disminución de cuentas y efectos por pagar	3.123.869
Disminución de otras cuentas y efectos por pagar	3.123.869
Disminución de otras cuentas por pagar a corto plazo	3.123.869
TOTAL GASTOS	**1.277.181.127**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114470	Financiamiento para Incrementar el Desarrollo Científico y Tecnológico Dirigido al Fortalecimiento el Parque Tecnológico e Industrial Nacional, así como en los Espacios Comunitarios, Concejos Comunales, Comunas y Unidades Productivas.	Proyecto Financiado			1.917	417.753.773			707.920.199	1.125.673.972
TOTAL						417.753.773			707.920.199	**1.125.673.972**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	33.717.502	90.000.000			123.717.502
02	Gestión Administrativa	14.190.239				14.190.239
03	Previsión y Protección Social	13.599.414				13.599.414
TOTAL		**61.507.155**	**90.000.000**			**151.507.155**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**269**	**138**	**57**	**464**	**12.045.654**	**1.892.579**	**13.938.233**
Alto Nivel y de Dirección	37	22	12	71	2.254.573		2.254.573
Profesional y Técnico	140	51	29	220	6.618.588	1.141.517	7.760.105
Personal Administrativo	81	11	13	105	1.685.307	79.531	1.764.838
Obrero	11	54	3	68	1.487.186	671.531	2.158.717
Personal Contratado	**56**	**29**		**85**	**3.590.001**		**3.590.001**
Profesional y Técnico	13	10		23	2.090.486		2.090.486
Personal Administrativo	37	18		55	1.350.619		1.350.619
Personal Médico	1			1	37.440		37.440
Obrero	5	1		6	111.456		111.456
TOTAL	**325**	**167**	**57**	**549**	**15.635.655**	**1.892.579**	**17.528.234**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**38**	**12**	**50**	**3.992.564**
Obreros	4	9	13	1.279.555
Empleados	34	3	37	2.713.009
Jubilados	**68**	**32**	**100**	**9.606.850**
Obreros	3	2	5	501.841
Empleados	65	30	95	9.105.009
TOTAL	**106**	**44**	**150**	**13.599.414**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	155.652.370
4.02	Materiales, suministros y mercancías	2.175.309
4.03	Servicios no personales	7.752.414
4.04	Activos reales	982.552
4.07	Transferencias y donaciones	1.106.694.613
4.08	Otros gastos	800.000
4.11	Disminución de pasivos	3.123.869
	TOTAL	**1.277.181.127**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**797.920.199**
INGRESOS CORRIENTES ORDINARIOS	797.920.199
TRANSFERENCIAS CORRIENTES	797.920.199
Transferencias corrientes internas recibidas del sector privado	707.920.199
De empresas privadas	707.920.199
Transferencias corrientes del sector público	90.000.000
Transferencias corrientes internas recibidas del sector público	90.000.000
De la República	90.000.000
Recursos Ordinarios	90.000.000
1.2 GASTOS CORRIENTES	**1.273.074.706**
GASTOS DE CONSUMO	166.380.093
Remuneraciones	155.652.370
Sueldos, salarios y otras retribuciones	16.716.603
Beneficios y complementos de sueldos y salarios	55.968.227
Aportes patronales	4.255.449
Prestaciones sociales y otras indemnizaciones	26.744.791
Asistencia socioeconómica	51.967.300
Compra de bienes y servicios	9.927.723
Bienes de consumo	2.175.309
Servicios no personales	7.752.414
Depreciación y amortización	800.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.106.694.613
Al sector privado	659.002.361
Transferencias corrientes al sector privado	658.827.361
Directas a personas	13.599.414
Pensiones y otros beneficios asociados	3.992.564
Jubilaciones y otros beneficios asociados	9.606.850
Otras transferencias corrientes internas al sector privado	645.227.947
Donaciones corrientes al sector privado	175.000
Donaciones a personas	175.000
Al sector público	447.692.252
Transferencias corrientes al sector público	447.692.252
A los entes descentralizados sin fines empresariales para sus gastos	447.692.252
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(475.154.507)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(474.354.507)**
RECURSOS PROPIOS DE CAPITAL	(474.354.507)
Desahorro en Cuenta Corriente	(475.154.507)
Incremento de la depreciación y amortización acumulada	800.000
2.2 GASTOS DE CAPITAL	**982.552**
INVERSIÓN REAL DIRECTA	982.552
Formación bruta de capital fijo	982.552
Maquinaria, equipos y otros bienes muebles	982.552
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(475.337.059)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**478.460.928**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	478.460.928
Disminución de otros activos financieros	478.460.928
Disminución de disponibilidades	478.460.928
Disminución de Bancos	478.460.928
3.2 APLICACIONES FINANCIERAS	**478.460.928**
DISMINUCIÓN DE PASIVOS	3.123.869
Disminución de cuentas y efectos por pagar	3.123.869
Disminución de otras cuentas y efectos por pagar	3.123.869
Disminución de otras cuentas por pagar a corto plazo	3.123.869
DÉFICIT FINANCIERO	475.337.059

A0937

Superintendencia de Servicios de Certificación Electrónica (SUSCERTE)

SUPERINTENDENCIA DE SERVICIOS DE CERTIFICACIÓN ELECTRÓNICA (SUSCERTE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Superintendencia de Servicios de Certificación Electrónica, tiene la atribución de la competencia legal de controlar y vigilar el sistema de Certificación Electrónica, especialmente lo relativo a los proveedores de servicios de certificación electrónica. Además, tiene como alcance proveer estándares y herramientas para implementar una tecnología de información óptima en las empresas del sector público, a fin de obtener un mejor funcionamiento y proporcionar niveles de seguridad confiables.

En concordancia con lo antes expuesto, la institución prevé ejecutar dos (2) proyectos en el ejercicio fiscal 2012:

- Servicios para la identificación, autenticación y protección de los mensajes de datos, espera Impulsar la plataforma de certificación electrónica en el Estado venezolano, masificando el uso del Certificado Electrónico como herramienta fundamental del Gobierno Electrónico, con el objeto de simplificar los trámites administrativos a todos los niveles y brindar a los ciudadanos una plataforma segura para la identificación y no repudio de las transacciones con los entes de la Administración Pública Nacional, garantizando así la seguridad de la información.
- Centros de seguridad para la gestión de incidentes telemáticos y el tratamiento de evidencias digitales, cuya finalidad consiste en diseñar un modelo operativo compartido con los Organismos de Seguridad del Estado Venezolano y de los países del ALBA, para la gestión de incidentes telemáticos y el tratamiento de evidencias digitales.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**23.541.302**
INGRESOS CORRIENTES ORDINARIOS	23.541.302
INGRESOS NO TRIBUTARIOS	43.000
Tasas	43.000
TRANSFERENCIAS CORRIENTES	23.498.302
Transferencias corrientes del sector público	23.498.302
Transferencias corrientes internas recibidas del sector público	23.498.302
De la República	7.863.855
De los entes descentralizados financieros no bancarios	15.634.447
INGRESOS DE CAPITAL	**12.529.792**
RECURSOS PROPIOS DE CAPITAL	964.131
Incremento de la depreciación y amortización acumuladas	964.131
TRANSFERENCIAS Y DONACIONES DE CAPITAL	11.565.661
Transferencias y donaciones de capital del sector público	11.565.661
Transferencias de capital recibidas del sector público	11.565.661
De los entes descentralizados financieros no bancarios	11.565.661
FUENTES DE FINANCIAMIENTO	**2.538.906**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.538.906
Disminución de otros activos financieros	2.538.906
Disminución de disponibilidades	2.538.906
Disminución de Bancos	2.538.906
TOTAL RECURSOS	**38.610.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**26.948.057**
GASTOS DE CONSUMO	26.948.057
Remuneraciones	11.393.653
Sueldos, salarios y otras retribuciones	4.730.559
Beneficios y complementos de sueldos y salarios	2.926.129
Aportes patronales	339.363
Prestaciones sociales y otras indemnizaciones	693.662
Asistencia socioeconómica	928.540
Otros gastos de personal	1.775.400
Compra de bienes y servicios	14.590.273
Bienes de consumo	28.765
Servicios no personales	14.561.508
Depreciación y amortización	964.131
GASTOS DE CAPITAL	**11.661.943**
INVERSIÓN REAL DIRECTA	11.661.943
Formación bruta de capital Fijo	11.661.943
Maquinaria, equipos y otros bienes muebles	11.661.943
TOTAL GASTOS	**38.610.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
113666	Servicios para la Identificación, Autenticación y Protección de los Mensajes de Datos	Certificado	400	600	1.000		3.156.046			3.156.046
113670	Centros de Seguridad para la gestión de incidentes telemáticos y el tratamiento de evidencias digitales	Centro Fortalecido			3	2.492.620			27.200.108	29.692.728
	TOTAL					2.492.620	3.156.046		27.200.108	32.848.774

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	61.000	4.707.809			4.768.809
02	Gestión Administrativa	992.417				992.417
	TOTAL	1.053.417	4.707.809			5.761.226

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**14**	**17**	**2**	**33**	**954.353**	**123.600**	**1.077.953**
Alto Nivel y de Dirección	2	3	2	7	297.600		297.600
Profesional y Técnico	9	14		23	584.321	111.360	695.681
Personal Administrativo	3			3	72.432	12.240	84.672
Personal Contratado	**7**	**2**	**23**	**32**	**3.775.206**		**3.775.206**
Profesional y Técnico	2		23	25	3.606.198		3.606.198
Personal Administrativo	5	2		7	169.008		169.008
TOTAL	**21**	**19**	**25**	**65**	**4.729.559**	**123.600**	**4.853.159**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	11.393.653
4.02	Materiales, suministros y mercancías	28.765
4.03	Servicios no personales	14.561.508
4.04	Activos reales	11.661.943
4.08	Otros gastos	964.131
	TOTAL	**38.610.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**23.541.302**
INGRESOS CORRIENTES ORDINARIOS	23.541.302
INGRESOS NO TRIBUTARIOS	**43.000**
INGRESOS NO TRIBUTARIOS	43.000
Tasas	43.000
TRANSFERENCIAS CORRIENTES	23.498.302
Transferencias corrientes del sector público	23.498.302
Transferencias corrientes internas recibidas del sector público	23.498.302
De la República	7.863.855
Recursos Ordinarios	7.863.855
De los entes descentralizados financieros no bancarios	15.634.447
1.2 GASTOS CORRIENTES	**26.948.057**
GASTOS DE CONSUMO	26.948.057
Remuneraciones	11.393.653
Sueldos, salarios y otras retribuciones	4.730.559
Beneficios y complementos de sueldos y salarios	2.926.129
Aportes patronales	339.363
Prestaciones sociales y otras indemnizaciones	693.662
Asistencia socioeconómica	928.540
Otros gastos de personal	1.775.400
Compra de bienes y servicios	14.590.273
Bienes de consumo	28.765
Servicios no personales	14.561.508
Depreciación y amortización	964.131
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(3.406.755)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**9.123.037**
RECURSOS PROPIOS DE CAPITAL	(2.442.624)
Desahorro en Cuenta Corriente	(3.406.755)
Incremento de la depreciación y amortización acumuladas	964.131
TRANSFERENCIAS Y DONACIONES DE CAPITAL	11.565.661
Transferencias y donaciones de capital del sector público	11.565.661
Transferencias de capital recibidas del sector público	11.565.661
De los entes descentralizados financieros no bancarios	11.565.661
2.2 GASTOS DE CAPITAL	**11.661.943**
INVERSIÓN REAL DIRECTA	11.661.943
Formación bruta de capital Fijo	11.661.943
Maquinaria, equipos y otros bienes muebles	11.661.943
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(2.538.906)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.538.906**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	2.538.906
Disminución de otros activos financieros	2.538.906
Disminución de disponibilidades	2.538.906
Disminución de Bancos	2.538.906
3.2 APLICACIONES FINANCIERAS	**2.538.906**
DÉFICIT FINANCIERO	2.538.906

A1301

Agencia Bolivariana para Actividades Espaciales (ABAE)

AGENCIA BOLIVARIANA PARA ACTIVIDADES ESPACIALES (ABAE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

En fecha 25 de Octubre de 2007, se aprueba en Gaceta Oficial N° 38.796 la Ley de la Agencia Bolivariana para Actividades Espaciales (ABAE), como Instituto Autónomo de carácter técnico, dotado de personalidad jurídica y patrimonio propio, distinto e independiente del Tesoro Nacional, con potestad financiera, administrativa, presupuestaria, organizativa, técnica, normativa y de gestión de recursos.

En tal sentido ABAE, desarrollará lo siguiente: Aplicación y Promoción de las Propiedades Físicas Medidas desde Satélites, en Beneficio del Desarrollo Nacional, este proyecto tendrá como objetivo la aplicación de la Tecnología Satelital, en la medición y observación de las Propiedades Físicas de la Tierra que permita la caracterización de yacimientos de interés social y económico a objeto de soportar la toma de decisiones en prospección de recursos naturales y en la producción de información para el desarrollo de proyectos sociales. Incrementar conocimientos y capacidades científicas, tecnológicas e innovativas en el campo de las propiedades físicas medidas desde satélites, para el desarrollo científico-tecnológico del país, en esa materia generar productos geocientíficos en el campo de las propiedades físicas.

Desarrollo de la Plataforma del Satélite de Observación Terrestre (VRSS-1): El objetivo estratégico institucional primordial de este proyecto es la construcción del segmento terreno como complementación al funcionamiento del satélite de observación VRSS-1, a fin de contribuir al desarrollo de las telecomunicaciones y tecnología en función del acceso universal a las mismas en mejora a la calidad de vida contribuyendo a la toma de decisiones del sector público, dentro de una estrategia de generación de imágenes de satélites con el propósito de apoyar la investigación, la tecnología y las capacidades para el desarrollo nacional, mediante la ejecución de programas de investigación en todo lo atinente a la observación de la tierra.

Investigación en Tecnología Satelital para el Desarrollo Socio Productivo Fase III: Lo fundamental de este proyecto, consiste en la construcción y puesta en marcha del Centro de Investigación y Desarrollo de la ABAE, la ejecución de Estudios Geosincrónicos del Patrón Orbital del Satélite Simón Bolívar y la promoción y seguimiento de aplicaciones satelitales en programas sociales de tele-medicina y tele-educación.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**21.283.590**
INGRESOS CORRIENTES ORDINARIOS	21.283.590
INGRESOS DE LA PROPIEDAD	368.510
Intereses	368.510
Intereses internos	368.510
Intereses por depósitos	368.510
TRANSFERENCIAS CORRIENTES	20.915.080
Transferencias corrientes del sector público	20.915.080
Transferencias corrientes internas recibidas del sector público	20.915.080
De la República	20.915.080
INGRESOS DE CAPITAL	**2.231.488**
RECURSOS PROPIOS DE CAPITAL	2.231.488
Incremento de la depreciación y amortización acumulada	2.231.488
FUENTES DE FINANCIAMIENTO	**242.012.520**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	242.012.520
Disminución de otros activos financieros	242.012.520
Disminución de disponibilidades	8.641.053
Disminución de Bancos	8.641.053
Disminución de cuentas por cobrar a corto plazo	233.371.467
Disminución de cuentas comerciales por cobrar a corto plazo	1.571.467
Disminución de otras cuentas por cobrar a corto plazo	231.800.000
TOTAL RECURSOS	**265.527.598**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**56.471.407**
GASTOS DE CONSUMO	56.441.407
Remuneraciones	19.864.930
Sueldos, salarios y otras retribuciones	3.528.795
Beneficios y complementos de sueldos y salarios	9.687.655
Aportes patronales	453.738
Prestaciones sociales y otras indemnizaciones	1.736.547
Asistencia socioeconómica	4.458.195
Compra de bienes y servicios	34.344.989
Bienes de consumo	1.229.099
Servicios no personales	33.115.890
Depreciación y amortización	2.231.488
TRANSFERENCIAS Y DONACIONES CORRIENTES	30.000
Al sector privado	30.000
Donaciones corrientes al sector privado	30.000
Donaciones a personas	30.000
GASTOS DE CAPITAL	**208.056.191**
INVERSIÓN REAL DIRECTA	208.056.191
Formación bruta de capital fijo	208.056.191
Edificios e instalaciones	376.394
Maquinaria, equipos y otros bienes muebles	715.512
Construcciones de bienes de dominio privado	206.964.285
APLICACIONES FINANCIERAS	**1.000.000**
DISMINUCIÓN DE PASIVOS	1.000.000
Disminución de cuentas y efectos por pagar	1.000.000
Disminución de cuentas y efectos por pagar a corto plazo	1.000.000
Disminución cuentas por pagar a proveedores a corto plazo	1.000.000
TOTAL GASTOS	**265.527.598**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115006	Desarrollo de la Plataforma del Satélite de Observación Terrestre (VRSS-1)	Plataforma satelital			1	1.894.450	970.483			2.864.933
115040	Aplicación y Promoción de las Propiedades Físicas Medidas desde Satélites, en Beneficio del Desarrollo Nacional.	Informe			12	333.728	527.411			861.139
115091	Investigación en Tecnología Satelital para el Desarrollo Socio Productivo. Fase III.	Plataforma satelital			1	237.146.680	12.734.092			249.880.772
TOTAL						239.374.858	14.231.986			253.606.844

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	399.088	5.975.366			6.374.454
02	Gestión Administrativa	4.838.572	707.728			5.546.300
03	Previsión y Protección Social					
TOTAL		5.237.660	6.683.094			11.920.754

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**72**	**66**		**138**	**3.405.799**		**3.405.799**
Directivo		2		2	113.520		113.520
Profesional y Técnico	64	51		115	2.929.769		2.929.769
Personal Administrativo	8	13		21	362.510		362.510
TOTAL	72	66		138	3.405.799		3.405.799

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	19.864.930
4.02	Materiales, suministros y mercancías	1.229.099
4.03	Servicios no personales	33.115.890
4.04	Activos reales	208.056.191
4.07	Transferencias y donaciones	30.000
4.08	Otros gastos	2.231.488
4.11	Disminución de pasivos	1.000.000
	TOTAL	**265.527.598**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**21.283.590**
INGRESOS CORRIENTES ORDINARIOS	21.283.590
INGRESOS DE LA PROPIEDAD	368.510
Intereses	368.510
Intereses internos	368.510
Intereses por depósitos	368.510
TRANSFERENCIAS CORRIENTES	20.915.080
Transferencias corrientes del sector público	20.915.080
Transferencias corrientes internas recibidas del sector público	20.915.080
De la República	20.915.080
Recursos Ordinarios	20.915.080
1.2 GASTOS CORRIENTES	**56.471.407**
GASTOS DE CONSUMO	56.441.407
Remuneraciones	19.864.930
Sueldos, salarios y otras retribuciones	3.528.795
Beneficios y complementos de sueldos y salarios	9.687.655
Aportes patronales	453.738
Prestaciones sociales y otras indemnizaciones	1.736.547
Asistencia socioeconómica	4.458.195
Compra de bienes y servicios	34.344.989
Bienes de consumo	1.229.099
Servicios no personales	33.115.890
Depreciación y amortización	2.231.488
TRANSFERENCIAS Y DONACIONES CORRIENTES	30.000
Al sector privado	30.000
Donaciones corrientes al sector privado	30.000
Donaciones a personas	30.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(35.187.817)**

57
Ministerio del Poder Popular para las Comunas y Protección Social

Ministerio del Poder Popular para las Comunas y Protección Social

A0046 Instituto Nacional de Capacitación y Educación Socialista (I.N.C.E.S)
A0047 Instituto Nacional del Menor (INAM)
A0124 Consejo Nacional para las Personas con Discapacidad (CONAPDIS)
A0305 Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)
A0326 Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)
A0480 Fundación Misión Negra Hipólita
A0487 Fundación "Misión Che Guevara"
A0842 Fondo de Desarrollo Microfinanciero (FONDEMI)
A0910 Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)
A0931 Servicio Autónomo Fondo Nacional de Protección de Niños, Niñas y Adolescentes (FNPNNA)
A0950 Instituto Nacional de Servicios Sociales (INASS)
A0953 Servicio Autónomo Fondo Nacional de los Consejos Comunales (SAFONACC)
A0954 Fondo para el Desarrollo Endógeno (FONENDÓGENO)

A0046

Instituto Nacional de Capacitación y Educación Socialista (I.N.C.E.S)

INSTITUTO NACIONAL DE CAPACITACIÓN Y EDUCACIÓN SOCIALISTA (I.N.C.E.S)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Enmarcado en las líneas generales establecidas en el Proyecto Nacional Simón Bolívar- Primer Plan Socialista (Desarrollo Económico y Social de la Nación 2007-2013), y en concordancia con las políticas emanadas del Ministerio del Poder Popular para las Comunas y Protección Social, el Instituto Nacional de Capacitación y Educación Socialista, orientará sus acciones a fortalecer la formación y capacitación integral de los trabajadores bajo los principios socialistas, atendiendo a la oferta formativa requerida por los sectores socio-productivos, públicos y privados del país, de acuerdo a lo establecido en el Decreto con Rango, Valor y Fuerza de Ley que regula la Institución.

El Proyecto de "Formación y Capacitación Integral de Jóvenes y Adultos, en Contribución a la Economía Socio-productiva y a la Conformación del Estado Comunal", busca formar y capacitar integralmente a 395.665 jóvenes y adultos, a través de diferentes estrategias educativas (salidas ocupacionales, instrucción a distancia, certificación ocupacional, convenios docentes, acción institucional. Además, como parte de la formación y capacitación integral, se les brinda el componente sociopolítico y comunitario (voceros (as) y Luchadores Sociales), para preparar a hombres y mujeres, con principios éticos que superen la conducta individualista, para dar paso a un sujeto con conciencia colectiva y revolucionaria, capaz de cambiar las condiciones que afectan su calidad de vida y la de su comunidad, de igual manera, se busca brindar formación a través del Plan de Transformación Integral del Hábitat (PTIH) con la participación popular y atención formativa en los refugios, ubicados en los Centros de Formación Socialista en el ámbito nacional y en los nuevos urbanismos que se han formado, producto de los acontecimientos ocurridos por los fenómenos climáticos.

Asimismo, con el Proyecto "Sistema Integral de Estadísticas del INCES", se procura incrementar la calidad de la producción de información estadística veraz, oportuna y confiable, para la toma de decisiones Institucionales pertinentes, que coadyuven al Sistema Estadístico Nacional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**2.192.319.274**
INGRESOS CORRIENTES ORDINARIOS	2.192.319.274
INGRESOS DE LA PROPIEDAD	21.883.162
Intereses	21.883.162
Intereses internos	21.883.162
Intereses por depósitos	21.883.162
TRANSFERENCIAS CORRIENTES	2.110.436.112
Transferencias corrientes internas recibidas del sector privado	1.920.436.112
De empresas privadas	1.920.436.112
Transferencias corrientes del sector público	190.000.000
Transferencias corrientes internas recibidas del sector público	190.000.000
De la República	190.000.000
OTROS INGRESOS	60.000.000
Otros ingresos ajenos a la operación	60.000.000
TOTAL RECURSOS	**2.192.319.274**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**2.070.574.239**
GASTOS DE CONSUMO	1.676.257.466
Remuneraciones	1.131.893.747
Sueldos, salarios y otras retribuciones	503.072.438
Beneficios y complementos de sueldos y salarios	221.545.950
Aportes patronales	53.382.682
Prestaciones sociales y otras indemnizaciones	99.025.598
Asistencia socioeconómica	219.354.077
Otros gastos de personal	35.513.002
Compra de bienes y servicios	499.776.817
Bienes de consumo	129.691.020
Servicios no personales	370.085.797
Impuestos indirectos	44.586.902
TRANSFERENCIAS Y DONACIONES CORRIENTES	394.316.773
Al sector privado	343.463.125
Transferencias corrientes al sector privado	329.663.125
Directas a personas	329.559.914
Pensiones y otros beneficios asociados	93.541.413
Jubilaciones y otros beneficios asociados	236.018.501
A instituciones sin fines de lucro	103.211
Donaciones corrientes al sector privado	13.800.000
Donaciones a personas	10.000.000
Donaciones a instituciones sin fines de lucro	3.800.000
Al sector público	50.111.174
Transferencias corrientes al sector público	50.111.174
A los entes descentralizados sin fines empresariales para sus gastos	50.111.174
Al sector externo	742.474
Transferencias corrientes al exterior	742.474
A gobiernos extranjeros	742.474
GASTOS DE CAPITAL	**117.347.976**
INVERSIÓN REAL DIRECTA	117.347.976
Formación bruta de capital Fijo	109.899.479
Maquinaria, equipos y otros bienes muebles	56.310.918
Construcciones de bienes de dominio privado	53.588.561

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Bienes intangibles	7.448.497
APLICACIONES FINANCIERAS	**4.397.059**
DISMINUCIÓN DE PASIVOS	4.397.059
Disminución de otros pasivos	4.397.059
Disminución de otros pasivos a mediano y largo plazo	4.397.059
TOTAL GASTOS	**2.192.319.274**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115390	Formación y capacitación integral de jóvenes y adultos, en contribución a la economía socio-productiva y a la conformación del estado comunal, año 2012.	Participante			395.665	1.046.079.534				1.046.079.534
115394	Sistema Integral de Estadística del INCES, año 2012.	Sistema			1	779.676				779.676
TOTAL						**1.046.859.210**				**1.046.859.210**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	343.886.723	190.000.000			533.886.723
02	Gestión Administrativa	267.571.383				267.571.383
03	Previsión y Protección Social	329.663.125				329.663.125
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	14.338.833				14.338.833
TOTAL		**955.460.064**	**190.000.000**			**1.145.460.064**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.944**	**1.941**	**149**	**4.034**	**92.928.444**	**36.537.242**	**129.465.686**
Alto Nivel y de Dirección		4	1	5	181.156		181.156
Directivo	73	204	9	286	9.679.486		9.679.486
Profesional y Técnico	823	564	80	1.467	36.827.593	20.267.193	57.094.786
Personal Administrativo	406	210	56	672	8.616.093	5.683.550	14.299.643
Personal Docente	116	244		360	8.868.252	868.809	9.737.061
Personal Médico	10	14		24	794.880	165.600	960.480
Obrero	516	701	3	1.220	27.960.984	9.552.090	37.513.074
Personal Fijo a Tiempo Parcial	**1**		**27**	**28**	**683.531**	**205.276**	**888.807**
Personal Médico	1		27	28	683.531	205.276	888.807
Personal Contratado	**2.483**	**4.073**		**6.556**	**144.112.396**		**144.112.396**
Profesional y Técnico	635	662		1.297	41.596.642		41.596.642
Personal Administrativo	375	166		541	14.913.600		14.913.600
Personal Docente	1.379	3.121		4.500	83.153.563		83.153.563
Personal Médico	21	14		35	912.230		912.230
Obrero	73	110		183	3.536.361		3.536.361
TOTAL	**4.428**	**6.014**	**176**	**10.618**	**237.724.371**	**36.742.518**	**274.466.889**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**287**	**177**	**464**	**55.379.304**
Médicos	2		2	238.703
Empleados	189	112	301	35.924.937
Docentes	96	65	161	19.215.664
Jubilados	**2.279**	**1.783**	**4.062**	**236.018.501**
Médicos	18	21	39	2.629.439
Obreros	136	277	413	26.159.545
Empleados	1.861	1.188	3.049	169.406.057
Docentes	264	297	561	37.823.460
TOTAL	**2.566**	**1.960**	**4.526**	**291.397.805**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	1.131.893.747
4.02	Materiales, suministros y mercancías	129.691.020
4.03	Servicios no personales	414.672.699
4.04	Activos reales	117.347.976
4.07	Transferencias y donaciones	394.316.773
4.11	Disminución de pasivos	4.397.059
	TOTAL	**2.192.319.274**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.192.319.274**
INGRESOS CORRIENTES ORDINARIOS	2.192.319.274
INGRESOS DE LA PROPIEDAD	21.883.162
Intereses	21.883.162
Intereses internos	21.883.162
Intereses por depósitos	21.883.162
TRANSFERENCIAS CORRIENTES	2.110.436.112
Transferencias corrientes internas recibidas del sector privado	1.920.436.112
De empresas privadas	1.920.436.112
Transferencias corrientes del sector público	190.000.000
Transferencias corrientes internas recibidas del sector público	190.000.000
De la República	190.000.000
Recursos Ordinarios	190.000.000
OTROS INGRESOS	60.000.000
Otros ingresos ajenos a la operación	60.000.000
1.2 GASTOS CORRIENTES	**2.070.574.239**
GASTOS DE CONSUMO	1.676.257.466
Remuneraciones	1.131.893.747
Sueldos, salarios y otras retribuciones	503.072.438
Beneficios y complementos de sueldos y salarios	221.545.950
Aportes patronales	53.382.682
Prestaciones sociales y otras indemnizaciones	99.025.598
Asistencia socioeconómica	219.354.077
Otros gastos de personal	35.513.002
Compra de bienes y servicios	499.776.817
Bienes de consumo	129.691.020
Servicios no personales	370.085.797
Impuestos indirectos	44.586.902
TRANSFERENCIAS Y DONACIONES CORRIENTES	394.316.773
Al sector privado	343.463.125
Transferencias corrientes al sector privado	329.663.125
Directas a personas	329.559.914

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Pensiones y otros beneficios asociados	93.541.413
Jubilaciones y otros beneficios asociados	236.018.501
A instituciones sin fines de lucro	103.211
Donaciones corrientes al sector privado	13.800.000
Donaciones a personas	10.000.000
Donaciones a instituciones sin fines de lucro	3.800.000
Al sector público	50.111.174
Transferencias corrientes al sector público	50.111.174
A los entes descentralizados sin fines empresariales para sus gastos	50.111.174
Al sector externo	742.474
Transferencias corrientes al exterior	742.474
A gobiernos extranjeros	742.474
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**121.745.035**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**121.745.035**
RECURSOS PROPIOS DE CAPITAL	121.745.035
Ahorro en Cuenta Corriente	121.745.035
2.2 GASTOS DE CAPITAL	**117.347.976**
INVERSIÓN REAL DIRECTA	117.347.976
Formación bruta de capital Fijo	109.899.479
Maquinaria, equipos y otros bienes muebles	56.310.918
Construcciones de bienes de dominio privado	53.588.561
Bienes intangibles	7.448.497
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**4.397.059**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**4.397.059**
SUPERÁVIT FINANCIERO	4.397.059

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
3.2 APLICACIONES FINANCIERAS	**4.397.059**
DISMINUCIÓN DE PASIVOS	4.397.059
Disminución de otros pasivos	4.397.059
Disminución de otros pasivos a mediano y largo plazo	4.397.059

A0047

Instituto Nacional del Menor (INAM)

INSTITUTO NACIONAL DEL MENOR (INAM)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Nacional del Menor (INAM), para continuar con el proceso previsto en el Decreto con Rango de Ley, referente a la Supresión y Liquidación cuenta con Bs. 43.335.764, los cuales le permitirán cubrir los gastos estrictamente prioritarios de las Acciones Centralizadas (Funcionamientos y una plantilla mínima de personal).

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**35.048.000**
INGRESOS CORRIENTES ORDINARIOS	35.048.000
INGRESOS DE LA PROPIEDAD	48.000
Intereses	48.000
Intereses internos	48.000
Intereses por depósitos	48.000
TRANSFERENCIAS CORRIENTES	35.000.000
Transferencias corrientes del sector público	35.000.000
Transferencias corrientes internas recibidas del sector público	35.000.000
De la República	35.000.000
FUENTES DE FINANCIAMIENTO	**8.287.764**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	8.287.764
Disminución de otros activos financieros	8.287.764
Disminución de disponibilidades	8.287.764
Disminución de caja	8.287.764
TOTAL RECURSOS	**43.335.764**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**34.363.539**
GASTOS DE CONSUMO	34.363.539
Remuneraciones	27.401.313
Sueldos, salarios y otras retribuciones	7.660.548
Beneficios y complementos de sueldos y salarios	10.405.757
Aportes patronales	1.572.548
Prestaciones sociales y otras indemnizaciones	1.649.458
Asistencia socioeconómica	4.998.150
Otros gastos de personal	1.114.852
Compra de bienes y servicios	5.960.946
Bienes de consumo	1.820.273
Servicios no personales	4.140.673
Impuestos indirectos	1.001.280
APLICACIONES FINANCIERAS	**8.972.225**
DISMINUCIÓN DE PASIVOS	8.972.225
Disminución de otros pasivos	8.972.225
Disminución de provisiones y reservas técnicas	6.315.112
Disminución de provisiones	6.315.112
Disminución de otras provisiones	6.315.112
Disminución de otros pasivos a corto plazo	2.657.113
TOTAL GASTOS	**43.335.764**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		27.401.313			27.401.313
02	Gestión Administrativa	8.335.764	7.598.687			15.934.451
	TOTAL	**8.335.764**	**35.000.000**			**43.335.764**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**75**	**41**		**116**	**2.496.192**	**1.942.128**	**4.438.320**
Directivo	4	2		6	225.288	106.920	332.208
Profesional y Técnico	20	8		28	710.304	674.568	1.384.872
Personal Administrativo	34	12		46	891.768	744.000	1.635.768
Obrero	17	19		36	668.832	416.640	1.085.472
Personal Contratado	**132**	**72**		**204**	**5.164.356**		**5.164.356**
Directivo		3		3	152.292		152.292
Profesional y Técnico	30	19		49	1.722.912		1.722.912
Personal Administrativo	85	26		111	2.394.576		2.394.576
Obrero	17	24		41	894.576		894.576
TOTAL	**207**	**113**		**320**	**7.660.548**	**1.942.128**	**9.602.676**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	27.401.313
4.02	Materiales, suministros y mercancías	1.820.273
4.03	Servicios no personales	5.141.953
4.11	Disminución de pasivos	8.972.225
	TOTAL	**43.335.764**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**35.048.000**
INGRESOS CORRIENTES ORDINARIOS	35.048.000
INGRESOS DE LA PROPIEDAD	48.000
Intereses	48.000
Intereses internos	48.000
Intereses por depósitos	48.000
TRANSFERENCIAS CORRIENTES	35.000.000
Transferencias corrientes del sector público	35.000.000
Transferencias corrientes internas recibidas del sector público	35.000.000
De la República	35.000.000
Ministerio del Poder Popular para las Comunas y Protección Social	35.000.000
Recursos Ordinarios	35.000.000
1.2 GASTOS CORRIENTES	**34.363.539**
GASTOS DE CONSUMO	34.363.539
Remuneraciones	27.401.313
Sueldos, salarios y otras retribuciones	7.660.548
Beneficios y complementos de sueldos y salarios	10.405.757
Aportes patronales	1.572.548
Prestaciones sociales y otras indemnizaciones	1.649.458
Asistencia socioeconómica	4.998.150
Otros gastos de personal	1.114.852
Compra de bienes y servicios	5.960.946
Bienes de consumo	1.820.273
Servicios no personales	4.140.673
Impuestos indirectos	1.001.280
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**684.461**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**684.461**
RECURSOS PROPIOS DE CAPITAL	684.461
Ahorro en Cuenta Corriente	684.461
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**684.461**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**8.972.225**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	8.287.764
Disminución de otros activos financieros	8.287.764
Disminución de disponibilidades	8.287.764
Disminución de caja	8.287.764
SUPERÁVIT FINANCIERO	684.461
3.2 APLICACIONES FINANCIERAS	**8.972.225**
DISMINUCIÓN DE PASIVOS	8.972.225
Disminución de otros pasivos	8.972.225
Disminución de provisiones y reservas técnicas	6.315.112
Disminución de provisiones	6.315.112
Disminución de otras provisiones	6.315.112
Disminución de otros pasivos a corto plazo	2.657.113

A0124

Consejo Nacional para las Personas con Discapacidad (CONAPDIS)

CONSEJO NACIONAL PARA LAS PERSONAS CON DISCAPACIDAD (CONAPDIS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Formulación del Plan Operativo Anual correspondiente al ejercicio fiscal 2012 del Consejo Nacional para las Personas con Discapacidad (CONAPDIS), se elaboró en el marco del Plan de Desarrollo Económico y Social de la Nación 2007–2013, a través de la directriz de La Suprema Felicidad Social, cuyo objetivo apunta a reducir la miseria a cero y acelerar su disminución, así como atender integralmente a la población en situación de extrema pobreza y máxima exclusión social. En consecuencia, esto permitirá fortalecer y afianzar la gestión que se ha venido desarrollando en la Institución de acuerdo al cumplimiento de los objetivos, estrategias y políticas, basados en la misión y visión de la misma y a su vez lograr disminuir la brecha existente para el desarrollo Económico y Social del país.

En este sentido, el CONAPDIS ha ejecutado políticas para atender integralmente a las personas con discapacidad, prevenir la discapacidad y promover cambios culturales en relación con la discapacidad dentro del territorio de la República Bolivariana de Venezuela, con base en los principios establecidos en la Ley mediante los siguientes proyectos:

- Fortalecer el sistema nacional de atención integral a través de la participación protagónica de las personas con discapacidad.
- Consolidar el sistema único de registro, certificación de personas con discapacidad y fiscalización de organizaciones con miras a fortalecer la planificación, ejecución, seguimiento y control de políticas públicas para las personas con discapacidad.
- Promoción de la conformación de los comités comunitarios.
- Impulsar la formulación de proyectos socio-productivos.
- Fortalecer la promoción de la Ley para las Personas con Discapacidad.
- Articular con instituciones públicas programas especiales para la integración de las personas con discapacidad en las áreas de salud, alimentación, educación, cultura, deporte.
- Ampliar la formación e integración sociolaboral de las personas con discapacidad en Instituciones Públicas y Empresas Privadas.
- Realizar investigaciones que sirvan como referencia para formular políticas, programas y proyectos en materia de discapacidad.
- Fomentar en el poder popular actividades de prevención integral de la discapacidad.
- Instalar un Centro de Atención Integral para niños, niñas, adolescentes, jóvenes, adultos y adultos mayores con discapacidad y sus familiares, en las áreas de salud, alimentación, educación, vivienda.

Realizar jornadas de certificación para la acreditación y elaboración del registro nacional, estadal y municipal de las personas con discapacidad.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**70.000.000**
INGRESOS CORRIENTES ORDINARIOS	70.000.000
TRANSFERENCIAS CORRIENTES	70.000.000
Transferencias corrientes del sector público	70.000.000
Transferencias corrientes internas recibidas del sector público	70.000.000
De la República	70.000.000
INGRESOS DE CAPITAL	**419.968**
RECURSOS PROPIOS DE CAPITAL	419.968
Incremento de la depreciación y amortización acumuladas	419.968
TOTAL RECURSOS	**70.419.968**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**67.295.968**
GASTOS DE CONSUMO	65.011.390
Remuneraciones	49.121.836
Sueldos, salarios y otras retribuciones	11.214.718
Beneficios y complementos de sueldos y salarios	9.855.376
Aportes patronales	6.776.892
Prestaciones sociales y otras indemnizaciones	3.672.782
Asistencia socioeconómica	10.636.308
Otros gastos de personal	6.965.760
Compra de bienes y servicios	15.469.586
Bienes de consumo	4.363.023
Servicios no personales	11.106.563
Depreciación y amortización	419.968
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.284.578
Al sector privado	2.284.578
Transferencias corrientes al sector privado	2.284.578
Directas a personas	2.284.578
Otras transferencias directas a personas	2.284.578
GASTOS DE CAPITAL	**3.124.000**
INVERSIÓN REAL DIRECTA	3.124.000
Formación bruta de capital Fijo	3.124.000
Maquinaria, equipos y otros bienes muebles	3.124.000
TOTAL GASTOS	**70.419.968**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115398	Consolidar el Sistema Único de Registro, certificación de las personas con discapacidad y fiscalización de organizaciones con miras a fortalecer la planificación, ejecución, seguimiento y control de políticas publicas para las personas con discapacidad	Certificado			40.000		8.096.145			8.096.145
115405	Brindar atención integral de las personas con discapacidad y sus familias, mediante la construcción de un sistema social incluyente de acuerdo al nuevo modelo socialista y revolucionario	Persona Atendida			46.000		15.035.158			15.035.158
115408	Fortalecer el Sistema Nacional de Atención Integral, a través de la participación protagónica de las personas con discapacidad	Comité			920		26.868.697			26.868.697
TOTAL							50.000.000			50.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		18.228.906			18.228.906
02	Gestión Administrativa	419.968	938.234			1.358.202
03	Previsión y Protección Social		273.992			273.992
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres		558.868			558.868
TOTAL		419.968	20.000.000			20.419.968

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**125**	**163**	**25**	**313**	**11.214.718**		**11.214.718**
Directivo	6	3	5	14	297.600		297.600
Profesional y Técnico	106	136	20	262	10.025.518		10.025.518
Personal Administrativo	10	2		12	423.600		423.600
Obrero	3	22		25	468.000		468.000
TOTAL	**125**	**163**	**25**	**313**	**11.214.718**		**11.214.718**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1**	**1**	**2**	**132.000**
Empleados	1	1	2	132.000
Jubilados		**1**	**1**	**141.992**
Empleados		1	1	141.992
TOTAL	**1**	**2**	**3**	**273.992**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	49.121.836
4.02	Materiales, suministros y mercancías	4.363.023
4.03	Servicios no personales	11.106.563
4.04	Activos reales	3.124.000
4.07	Transferencias y donaciones	2.284.578
4.08	Otros gastos	419.968
	TOTAL	**70.419.968**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**70.000.000**
INGRESOS CORRIENTES ORDINARIOS	70.000.000
TRANSFERENCIAS CORRIENTES	70.000.000
Transferencias corrientes del sector público	70.000.000
Transferencias corrientes internas recibidas del sector público	70.000.000
De la República	70.000.000
Recursos Ordinarios	70.000.000
1.2 GASTOS CORRIENTES	**67.295.968**
GASTOS DE CONSUMO	65.011.390
Remuneraciones	49.121.836
Sueldos, salarios y otras retribuciones	11.214.718
Beneficios y complementos de sueldos y salarios	9.855.376
Aportes patronales	6.776.892
Prestaciones sociales y otras indemnizaciones	3.672.782
Asistencia socioeconómica	10.636.308
Otros gastos de personal	6.965.760
Compra de bienes y servicios	15.469.586
Bienes de consumo	4.363.023
Servicios no personales	11.106.563
Depreciación y amortización	419.968
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.284.578
Al sector privado	2.284.578
Transferencias corrientes al sector privado	2.284.578
Directas a personas	2.284.578
Otras transferencias directas a personas	2.284.578
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.704.032**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.124.000**
RECURSOS PROPIOS DE CAPITAL	3.124.000
Ahorro en Cuenta Corriente	2.704.032
Incremento de la depreciación y amortización acumuladas	419.968
2.2 GASTOS DE CAPITAL	**3.124.000**
INVERSIÓN REAL DIRECTA	3.124.000
Formación bruta de capital Fijo	3.124.000
Maquinaria, equipos y otros bienes muebles	3.124.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0305

Fundación "Centro de Estudios Biológicos sobre Crecimiento y Desarrollo de la Población Venezolana" (FUNDACREDESA)

FUNDACIÓN "CENTRO DE ESTUDIOS BIOLÓGICOS SOBRE CRECIMIENTO Y DESARROLLO DE LA POBLACIÓN VENEZOLANA" (FUNDACREDESA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación de Centro de Estudios Sobre Crecimiento y Desarrollo de la Población Venezolana (FUNDACREDESA), a través de la ejecución de los Proyectos: "II Estudio Nacional de Crecimiento y Desarrollo Humanos de la Población Venezolana", " Estudio Nacional de Crecimiento y Desarrollo de los Pueblos Indígenas" y el "Estudio de Condiciones de Vida en Tres Comunas Priorizadas" aportan un apoyo de documentación e información a las comunidades seleccionadas y a los Organismos del Estado Venezolano, para que estos puedan diseñar y ejecutar medidas, estableciendo políticas tendientes a promover la justicia social, mediante incorporación progresiva de sectores sociales excluidos del goce de bienestar general, garantizando el disfrute de los derechos sociales de forma universal y equitativa, promover la participación social , orientada a la mejoras de las Condiciones de Vida de la Población Venezolana.

El objetivo general del "II Estudio Nacional de Crecimiento y Desarrollo Humanos de la Población Venezolana (SENACREDH - CIERRE) ", consiste en dar a conocer a través de los informes de resultados finales las características de la población de la República Bolivariana de Venezuela a principios del siglo XXI por estrato social , en sus aspectos demográficos, condiciones socioeconómicas, hábitos de consumo alimentario, desarrollo intelectual, maduración física y neurológica, indicadores hematológicos, químicos y coprológicos, aspectos odontológicos, conductas protectoras, factores de riesgo de salud y morbilidad; así como su percepción de condiciones de vida, este objetivo se ha dimensionado a través de la intervención de varias variables interrelacionadas entre si, para determinar, además de la obtención y revisión de las referencias patrones de crecimiento desarrollo (desde el punto de vista biológico, psicológico, neurológico).

Con el " Estudio Nacional de Crecimiento y Desarrollo Humano de los Pueblos Indígenas de la República Bolivariana de Venezuela (ENACDPI)" se propone la realización del estudio que permita generar por primera vez valores de referencia de crecimiento y desarrollo físico para evaluar y monitorear apropiadamente el crecimiento, estado nutricional y la salud de los pueblos indígenas (Pemón, Yanomami y Jivi) de acuerdo a la movilidad socio-espacial de las poblaciones indígenas diferenciadas por grupos que viven en múltiples y diversas formas de transición, entre formas tradicionales de vida y formas urbanas modernas y nuevas tendencias de sociabilidad.

En este sentido, con el "Estudio de Condiciones de Vida en Tres Comunas en Construcción Priorizadas" comenzara en el 2012 la recolección de los datos para poder aportar los insumos (conocimientos, datos) de estas tres comunidades para las diferentes Instituciones del estado, para optimizar el diseño y programación de las Políticas Públicas en cuanto al desarrollo de las investigaciones cuantitativas y cualitativas sobre las características biológicas, nutricionales, intelectuales y condiciones de vida de la población.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**70.000.000**
INGRESOS CORRIENTES ORDINARIOS	70.000.000
TRANSFERENCIAS CORRIENTES	70.000.000
Transferencias corrientes del sector público	70.000.000
Transferencias corrientes internas recibidas del sector público	70.000.000
De la República	70.000.000
TOTAL RECURSOS	**70.000.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**66.707.210**
GASTOS DE CONSUMO	66.291.210
Remuneraciones	39.548.506
Sueldos, salarios y otras retribuciones	13.369.690
Beneficios y complementos de sueldos y salarios	12.065.241
Aportes patronales	862.181
Prestaciones sociales y otras indemnizaciones	4.952.766
Asistencia socioeconómica	8.298.628
Compra de bienes y servicios	26.742.704
Bienes de consumo	10.639.547
Servicios no personales	16.103.157
TRANSFERENCIAS Y DONACIONES CORRIENTES	416.000
Al sector privado	416.000
Transferencias corrientes al sector privado	416.000
Directas a personas	416.000
Jubilaciones y otros beneficios asociados	416.000
GASTOS DE CAPITAL	**3.292.790**
INVERSIÓN REAL DIRECTA	3.292.790
Formación bruta de capital Fijo	3.292.790
Edificios e instalaciones	917.950
Maquinaria, equipos y otros bienes muebles	599.616
Construcciones de bienes de dominio privado	1.775.224
TOTAL GASTOS	**70.000.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115410	II Estudio Nacional de Crecimiento y Desarrollo Humano de la Población Venezolana (SENACREDH-Cierre)	Informe			1		11.569.303			11.569.303
115412	Estudio Nacional de Crecimiento y Desarrollo Humano de los Pueblos Indígenas de la República Bolivariana de Venezuela (ENACDPI)	Instrumento			60.000		24.909.694			24.909.694
115457	Estudio de Condiciones de Vida en Tres Comunas en Construcción Priorizadas	Persona			7.500		13.521.003			13.521.003
TOTAL							**50.000.000**			**50.000.000**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		16.881.992			16.881.992
02	Gestión Administrativa		2.202.008			2.202.008
03	Previsión y Protección Social		416.000			416.000
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres		500.000			500.000
	TOTAL		**20.000.000**			**20.000.000**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**44**	**30**	**31**	**105**	**4.503.898**		**4.503.898**
Alto Nivel y de Dirección	1		2	3	489.964		489.964
Directivo	15	8	11	34	1.884.980		1.884.980
Profesional y Técnico	10	6	10	26	1.053.116		1.053.116
Personal Administrativo	15	8	8	31	893.838		893.838
Obrero	3	8		11	182.000		182.000
Personal Contratado	**70**	**66**	**35**	**171**	**8.852.792**		**8.852.792**
Personal Administrativo	10	6	5	21	974.328		974.328
Personal de Investigación	60	60	30	150	7.878.464		7.878.464
TOTAL	**114**	**96**	**66**	**276**	**13.356.690**		**13.356.690**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**8**	**4**	**12**	**416.000**
Médicos	5	1	6	258.000
Empleados	3	3	6	158.000
TOTAL	**8**	**4**	**12**	**416.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de Personal	39.548.506
4.02	Materiales, Suministros y Mercancías	10.639.547
4.03	Servicios no Personales	16.103.157
4.04	Activos Reales	3.292.790
4.07	Transferencias y Donaciones	416.000
	TOTAL	**70.000.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**70.000.000**
INGRESOS CORRIENTES ORDINARIOS	70.000.000
TRANSFERENCIAS CORRIENTES	70.000.000
Transferencias corrientes del sector público	70.000.000
Transferencias corrientes internas recibidas del sector público	70.000.000
De la República	70.000.000
Recursos Ordinarios	70.000.000
1.2 GASTOS CORRIENTES	**66.707.210**
GASTOS DE CONSUMO	66.291.210
Remuneraciones	39.548.506
Sueldos, salarios y otras retribuciones	13.369.690
Beneficios y complementos de sueldos y salarios	12.065.241
Aportes patronales	862.181
Prestaciones sociales y otras indemnizaciones	4.952.766
Asistencia socioeconómica	8.298.628
Compra de bienes y servicios	26.742.704
Bienes de consumo	10.639.547
Servicios no personales	16.103.157
TRANSFERENCIAS Y DONACIONES CORRIENTES	416.000
Al sector privado	416.000
Transferencias corrientes al sector privado	416.000
Directas a personas	416.000
Jubilaciones y otros beneficios asociados	416.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.292.790**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.292.790**
RECURSOS PROPIOS DE CAPITAL	3.292.790
Ahorro en Cuenta Corriente	3.292.790

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**3.292.790**
INVERSIÓN REAL DIRECTA	3.292.790
Formación bruta de capital Fijo	3.292.790
Edificios e instalaciones	917.950
Maquinaria, equipos y otros bienes muebles	599.616
Construcciones de bienes de dominio privado	1.775.224
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0326

Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL)

FUNDACIÓN PARA EL DESARROLLO Y PROMOCIÓN DEL PODER COMUNAL (FUNDACOMUNAL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación para el Desarrollo y Promoción del Poder Comunal (FUNDACOMUNAL), fue creada mediante Decreto Nº 6.342, de fecha 19 Agosto de 2008, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela Nº 38.997 de la misma fecha, funciona bajo la tutela del Ministerio del Poder Popular para las Comunas y Protección Social, y tiene como ámbito de acción toda la extensión territorial de la República Bolivariana de Venezuela.

Actualmente este Ente Descentralizados Fines Empresariales, se encuentra en un proceso de reorganización, a los fines de adaptar en un lapso perentorio y de conformidad con la ley, la estructura, organización y funcionamiento de la institución, a fin de adaptar está a su objeto: "Coadyuvar en la promoción de la organización, expansión y consolidación de los Consejos Comunales y del Poder Comunal".

Este proyecto surge con la finalidad de reducir las debilidades que han imposibilitado el avance en el desarrollo y consolidación del Estado comunal, entre ellas se destacan:

1.- La falta de organización en las bases del poder popular.
2.- La falta de acompañamiento permanente que permitan generar modelos de gestión adecuados a las potencialidades y necesidades.
3.- Las debilidades en el ejercicio de la contraloría social.

Se busca consolidar a las organizaciones de base del poder popular, a través del fortalecimiento en las áreas políticas y técnicas, en el acompañamiento permanente, en el ejercicio de la contraloría social y la delimitación de un nuevo espacio geográfico comunal. El resultado que se espera es atender al 20,50 % (8.435), de las Organizaciones del Poder Popular constituidas, las cuales estarán fortalecidas en su sistema de trabajo, en la aplicación del ciclo del poder popular, en el ejercicio de la contraloría social y el control social, así mismo en la cartografía comunal. Se beneficiara aproximadamente a 5.061.000 de personas

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**220.000.000**
INGRESOS CORRIENTES ORDINARIOS	220.000.000
TRANSFERENCIAS CORRIENTES	220.000.000
Transferencias corrientes del sector público	220.000.000
Transferencias corrientes internas recibidas del sector público	220.000.000
De la República	220.000.000
INGRESOS DE CAPITAL	**3.000.000**
RECURSOS PROPIOS DE CAPITAL	3.000.000
Incremento de la depreciación y amortización acumuladas	3.000.000
FUENTES DE FINANCIAMIENTO	**20.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	20.000.000
Disminución de otros activos financieros	20.000.000
Disminución de disponibilidades	20.000.000
Disminución de Bancos	20.000.000
TOTAL RECURSOS	**243.000.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**213.192.307**
GASTOS DE CONSUMO	189.720.965
Remuneraciones	143.426.926
Sueldos, salarios y otras retribuciones	45.249.879
Beneficios y complementos de sueldos y salarios	49.781.137
Aportes patronales	4.814.905
Prestaciones sociales y otras indemnizaciones	7.961.912
Asistencia socioeconómica	35.401.093
Otros gastos de personal	218.000
Compra de bienes y servicios	43.294.039
Bienes de consumo	14.708.436
Servicios no personales	28.585.603
Depreciación y amortización	3.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	23.471.342
Al sector privado	23.471.342
Transferencias corrientes al sector privado	20.971.342
Directas a personas	20.456.342
Pensiones y otros beneficios asociados	1.614.974
Jubilaciones y otros beneficios asociados	18.841.368
Otras transferencias corrientes internas al sector privado	515.000
Donaciones corrientes al sector privado	2.500.000
Donaciones a personas	2.500.000
GASTOS DE CAPITAL	**9.807.693**
INVERSIÓN REAL DIRECTA	9.807.693
Formación bruta de capital Fijo	9.807.693
Edificios e instalaciones	900.000
Maquinaria, equipos y otros bienes muebles	4.050.000
Bienes preexistentes	4.857.693

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**20.000.000**
DISMINUCIÓN DE PASIVOS	20.000.000
Disminución de cuentas y efectos por pagar	20.000.000
Disminución de cuentas y efectos por pagar a corto plazo	13.500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	4.250.000
Disminución de aportes patronales y retenciones laborales por pagar	3.250.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	3.250.000
Disminución cuentas por pagar a proveedores a corto plazo	6.000.000
Disminución de otras cuentas y efectos por pagar	6.500.000
Disminución de otras cuentas por pagar a corto plazo	6.500.000
TOTAL GASTOS	**243.000.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115429	Promoción, Organización y Acompañamiento a las Organizaciones del Poder Popular.	Organización Fortalecida			8.435		150.000.000			150.000.000
	TOTAL						150.000.000			150.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		34.604.348			34.604.348
02	Gestión Administrativa	23.000.000	14.424.310			37.424.310
03	Previsión y Protección Social		20.971.342			20.971.342
	TOTAL	23.000.000	70.000.000			93.000.000

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**285**	**190**		**475**	**10.509.054**	**559.624**	**11.068.678**
Alto Nivel y de Dirección	10	6		16	353.989	18.850	372.839
Profesional y Técnico	201	134		335	7.411.649	394.683	7.806.332
Personal Administrativo	74	50		124	2.743.416	146.091	2.889.507
Personal Contratado	**1.076**	**717**		**1.793**	**33.143.988**		**33.143.988**
Profesional y Técnico	892	595		1.487	27.487.513		27.487.513
Personal Administrativo	184	122		306	5.656.475		5.656.475
TOTAL	1.361	907		2.268	43.653.042	559.624	44.212.666

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**20**	**10**	**30**	**1.614.974**
Empleados	20	10	30	1.614.974
Jubilados	**250**	**100**	**350**	**18.841.368**
Empleados	250	100	350	18.841.368
TOTAL	270	110	380	20.456.342

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	143.426.926
4.02	Materiales, suministros y mercancías	14.708.436
4.03	Servicios no personales	28.585.603
4.04	Activos reales	9.807.693
4.07	Transferencias y donaciones	23.471.342
4.08	Otros gastos	3.000.000
4.11	Disminución de pasivos	20.000.000
	TOTAL	**243.000.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**220.000.000**
INGRESOS CORRIENTES ORDINARIOS	220.000.000
TRANSFERENCIAS CORRIENTES	220.000.000
Transferencias corrientes del sector público	220.000.000
Transferencias corrientes internas recibidas del sector público	220.000.000
De la República	220.000.000
Recursos Ordinarios	220.000.000
Ministerio del Poder Popular para las Comunas y Protección Social	220.000.000
1.2 GASTOS CORRIENTES	**213.192.307**
GASTOS DE CONSUMO	189.720.965
Remuneraciones	143.426.926
Sueldos, salarios y otras retribuciones	45.249.879
Beneficios y complementos de sueldos y salarios	49.781.137
Aportes patronales	4.814.905
Prestaciones sociales y otras indemnizaciones	7.961.912
Asistencia socioeconómica	35.401.093
Otros gastos de personal	218.000
Compra de bienes y servicios	43.294.039
Bienes de consumo	14.708.436
Servicios no personales	28.585.603
Depreciación y amortización	3.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	23.471.342
Al sector privado	23.471.342
Transferencias corrientes al sector privado	20.971.342
Directas a personas	20.456.342
Pensiones y otros beneficios asociados	1.614.974
Jubilaciones y otros beneficios asociados	18.841.368
Otras transferencias corrientes internas al sector privado	515.000
Donaciones corrientes al sector privado	2.500.000
Donaciones a personas	2.500.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**6.807.693**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**9.807.693**
RECURSOS PROPIOS DE CAPITAL	9.807.693
Ahorro en Cuenta Corriente	6.807.693
Incremento de la depreciación y amortización acumuladas	3.000.000
2.2 GASTOS DE CAPITAL	**9.807.693**
INVERSIÓN REAL DIRECTA	9.807.693
Formación bruta de capital Fijo	9.807.693
Edificios e instalaciones	900.000
Maquinaria, equipos y otros bienes muebles	4.050.000
Bienes preexistentes	4.857.693
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**20.000.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	20.000.000
Disminución de otros activos financieros	20.000.000
Disminución de disponibilidades	20.000.000
Disminución de Bancos	20.000.000
3.2 APLICACIONES FINANCIERAS	**20.000.000**
DISMINUCIÓN DE PASIVOS	20.000.000
Disminución de cuentas y efectos por pagar	20.000.000
Disminución de cuentas y efectos por pagar a corto plazo	13.500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	4.250.000
Disminución de aportes patronales y retenciones laborales por pagar	3.250.000
Disminución de aportes patronales y retenciones laborales por pagar al Instituto Venezolano de los Seguros Sociales (IVSS)	3.250.000
Disminución cuentas por pagar a proveedores a corto plazo	6.000.000
Disminución de otras cuentas y efectos por pagar	6.500.000
Disminución de otras cuentas por pagar a corto plazo	6.500.000

A0480

Fundación Misión Negra Hipólita

FUNDACIÓN MISIÓN NEGRA HIPÓLITA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Misión Negra Hipólita, fue creada para articular con instituciones públicas, privadas, comité de protección e igualdad social y comunidades organizadas para erradicar la pobreza extrema. Su objetivo se corresponde con la Segunda Directriz del Plan de Desarrollo Económico y Social de la Nación 2007-2013: Suprema Felicidad Social, por cuanto busca reducir la miseria a cero y acelerar la disminución de la pobreza.

Para el año 2012 se estima beneficiar a 8.000 personas a través del proyecto inclusión social a ciudadanos y ciudadanas en situación de calle y sus grupos familiares, el cual tiene como objetivo atender de forma integral, coordinada y directa a las ciudadanas y ciudadanos en situación de calle y sus familias de origen, potenciando su transformación en el hombre nuevo a través de una capacitación socio productiva, que estimula su inclusión social.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**454.300.685**
INGRESOS CORRIENTES ORDINARIOS	454.300.685
TRANSFERENCIAS CORRIENTES	454.300.685
Transferencias corrientes del sector público	454.300.685
Transferencias corrientes internas recibidas del sector público	454.300.685
De la República	454.300.685
INGRESOS DE CAPITAL	**1.000.000**
RECURSOS PROPIOS DE CAPITAL	1.000.000
Incremento de la depreciación y amortización acumuladas	1.000.000
TOTAL RECURSOS	**455.300.685**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**428.632.838**
GASTOS DE CONSUMO	403.632.838
Remuneraciones	304.258.830
Sueldos, salarios y otras retribuciones	100.404.910
Beneficios y complementos de sueldos y salarios	103.098.523
Aportes patronales	8.738.938
Prestaciones sociales y otras indemnizaciones	23.249.969
Asistencia socioeconómica	68.766.490
Compra de bienes y servicios	92.689.008
Bienes de consumo	46.251.361
Servicios no personales	46.437.647
Impuestos indirectos	5.685.000
Depreciación y amortización	1.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	25.000.000
Al sector privado	25.000.000
Transferencias corrientes al sector privado	7.000.000
Otras transferencias corrientes internas al sector privado	7.000.000
Donaciones corrientes al sector privado	18.000.000
Donaciones a personas	17.000.000
Donaciones a instituciones sin fines de lucro	1.000.000
GASTOS DE CAPITAL	**18.617.847**
INVERSIÓN REAL DIRECTA	18.617.847
Formación bruta de capital Fijo	18.617.847
Maquinaria, equipos y otros bienes muebles	18.617.847
APLICACIONES FINANCIERAS	**8.050.000**
DISMINUCIÓN DE PASIVOS	8.050.000
Disminución de cuentas y efectos por pagar	8.050.000
Disminución de cuentas y efectos por pagar a corto plazo	8.050.000
Disminución cuentas por pagar a proveedores a corto plazo	8.050.000
TOTAL GASTOS	**455.300.685**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115510	Inclusión social a ciudadanas y ciudadanos en situación de calle y sus grupos familiares	Ciudadano Atendido	3.200	4.800	8.000		333.024.614			333.024.614
TOTAL							**333.024.614**			**333.024.614**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		76.572.542			76.572.542
02	Gestión Administrativa	1.000.000	44.703.529			45.703.529
03	Previsión y Protección Social					
TOTAL		**1.000.000**	**121.276.071**			**122.276.071**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**1.041**	**1.659**		**2.700**	**100.404.910**		**100.404.910**
Directivo	77	73		150	5.577.960		5.577.960
Profesional y Técnico	269	722		991	36.852.356		36.852.356
Personal Administrativo	635	821		1.456	54.144.330		54.144.330
Personal Docente	45	25		70	2.603.092		2.603.092
Personal Médico	15	18		33	1.227.172		1.227.172
TOTAL	**1.041**	**1.659**		**2.700**	**100.404.910**		**100.404.910**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	304.258.830
4.02	Materiales, suministros y mercancías	46.251.361
4.03	Servicios no personales	52.122.647
4.04	Activos reales	18.617.847
4.07	Transferencias y donaciones	25.000.000
4.08	Otros gastos	1.000.000
4.11	Disminución de pasivos	8.050.000
	TOTAL	**455.300.685**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**454.300.685**
INGRESOS CORRIENTES ORDINARIOS	454.300.685
TRANSFERENCIAS CORRIENTES	454.300.685
Transferencias corrientes del sector público	454.300.685
Transferencias corrientes internas recibidas del sector público	454.300.685
De la República	454.300.685
Recursos Ordinarios	454.300.685
Ministerio del Poder del Despacho de la Presidencia	237.736.903
Recursos Ordinarios	237.736.903
Ministerio del Poder Popular para las Comunas y Protección Social	216.563.782
Recursos Ordinarios	216.563.782
1.2 GASTOS CORRIENTES	**428.632.838**
GASTOS DE CONSUMO	403.632.838
Remuneraciones	304.258.830
Sueldos, salarios y otras retribuciones	100.404.910
Beneficios y complementos de sueldos y salarios	103.098.523
Aportes patronales	8.738.938
Prestaciones sociales y otras indemnizaciones	23.249.969
Asistencia socioeconómica	68.766.490
Compra de bienes y servicios	92.689.008
Bienes de consumo	46.251.361
Servicios no personales	46.437.647
Impuestos indirectos	5.685.000
Depreciación y amortización	1.000.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	25.000.000
Al sector privado	25.000.000
Transferencias corrientes al sector privado	7.000.000
Otras transferencias corrientes internas al sector privado	7.000.000
Donaciones corrientes al sector privado	18.000.000
Donaciones a personas	17.000.000
Donaciones a instituciones sin fines de lucro	1.000.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**25.667.847**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**26.667.847**
RECURSOS PROPIOS DE CAPITAL	26.667.847
Ahorro en Cuenta Corriente	25.667.847
Incremento de la depreciación y amortización acumuladas	1.000.000
2.2 GASTOS DE CAPITAL	**18.617.847**
INVERSIÓN REAL DIRECTA	18.617.847
Formación bruta de capital Fijo	18.617.847
Maquinaria, equipos y otros bienes muebles	18.617.847
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**8.050.000**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**8.050.000**
SUPERÁVIT FINANCIERO	8.050.000
3.2 APLICACIONES FINANCIERAS	**8.050.000**
DISMINUCIÓN DE PASIVOS	8.050.000
Disminución de cuentas y efectos por pagar	8.050.000
Disminución de cuentas y efectos por pagar a corto plazo	8.050.000
Disminución cuentas por pagar a proveedores a corto plazo	8.050.000

A0487

Fundación "Misión Che Guevara"

FUNDACIÓN "MISIÓN CHE GUEVARA"

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Presupuesto para el ejercicio fiscal 2012, de la Fundación Misión Che Guevara, se sustenta en los principios de calidad, disciplina, eficiencia y productividad del gasto, y se orienta al máximo aprovechamiento de los recursos públicos asignados, de forma racional y eficiente, para impulsar el nuevo modelo productivo socialista y a la creación de nuevas formas de organización, participación de los ciudadanos y ciudadanas en todo el territorio nacional. Tiene previsto ejecutar los siguientes Proyectos:

- Organización y Fortalecimiento de la Fuerza de Trabajo Socialista Año 2012, tiene por finalidad contribuir en la organización y fortalecimiento de la fuerza de trabajo socialista, a través de brigadas de trabajo socialista, brigadas de trabajo voluntario y consejos de trabajadores y trabajadoras, que permitan incorporar a los hombres y mujeres al proceso productivo y, por ende, al impulso del modelo de producción socialista.

- Plan para la Inserción Laboral Y Socio Productiva de la Misión Che Guevara 2012, tiene por objeto contribuir a la inserción de misioneros y misioneras (jóvenes y adultos formados o no por la misión y la población penitenciaria y post-penitenciaria), en el aparato productivo nacional, a través del desarrollo de proyectos socio productivos, que sirvan de base para las comunas en construcción, así como la inserción laboral o socio productiva, en empresas públicas prestadoras de servicio. En este sentido, se prevé insertar a 1.631 Misioneros y Misioneras.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**69.281.242**
INGRESOS CORRIENTES ORDINARIOS	69.281.242
TRANSFERENCIAS CORRIENTES	69.281.242
Transferencias corrientes del sector público	69.281.242
Transferencias corrientes internas recibidas del sector público	69.281.242
De la República	69.281.242
INGRESOS DE CAPITAL	**200.000**
RECURSOS PROPIOS DE CAPITAL	200.000
Incremento de la depreciación y amortización acumuladas	200.000
FUENTES DE FINANCIAMIENTO	**4.800.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.800.000
Disminución de otros activos financieros	4.800.000
Disminución de disponibilidades	4.800.000
Disminución de bancos	4.800.000
TOTAL RECURSOS	**74.281.242**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**72.981.242**
GASTOS DE CONSUMO	54.757.460
Remuneraciones	39.500.000
Sueldos, salarios y otras retribuciones	16.154.593
Beneficios y complementos de sueldos y salarios	4.435.326
Prestaciones sociales y otras indemnizaciones	2.963.979
Asistencia socioeconómica	15.946.102
Compra de bienes y servicios	13.614.860
Bienes de consumo	6.157.460
Servicios no personales	7.457.400
Impuestos indirectos	1.442.600
Depreciación y amortización	200.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	18.223.782
Al sector privado	17.923.782
Donaciones corrientes al sector privado	17.923.782
Donaciones a personas	16.923.782
Donaciones a instituciones sin fines de lucro	1.000.000
Al sector público	300.000
Donaciones corrientes al sector público	300.000
A la República	300.000
GASTOS DE CAPITAL	**1.300.000**
INVERSIÓN REAL DIRECTA	1.300.000
Formación bruta de capital fijo	1.300.000
Maquinaria, equipos y otros bienes muebles	1.300.000
TOTAL GASTOS	**74.281.242**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115.425	Organización y Fortalecimiento de la Fuerza de Trabajo Socialista, año 2012	Brigada			85		46.373.822			46.373.822
115.477	Plan para la Inserción Laboral y Socio Productiva de la Misión Che Guevara 2012	Misionero (a)	633	998	1.631		10.776.198			10.776.198
	TOTAL						**57.150.020**			**57.150.020**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		11.870.980			11.870.980
02	Gestión Administrativa	5.000.000	260.242			5.260.242
	TOTAL	**5.000.000**	**12.131.222**			**17.131.222**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**114**	**111**	**20**	**245**	**10.971.002**		**10.971.002**
Directivo	16	17	10	43	1.925.523		1.925.523
Profesional y Técnico	46	45	10	101	4.522.740		4.522.740
Administrativo	46	18		64	2.865.894		2.865.894
Obrero	6	31		37	1.656.845		1.656.845
TOTAL	**114**	**111**	**20**	**245**	**10.971.002**		**10.971.002**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	39.500.000
4.02	Materiales, suministros y mercancías	6.157.460
4.03	Servicios no personales	8.900.000
4.04	Activos reales	1.300.000
4.07	Transferencias y donaciones	18.223.782
4.08	Otros gastos	200.000
	TOTAL	**74.281.242**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**69.281.242**
INGRESOS CORRIENTES ORDINARIOS	69.281.242
TRANSFERENCIAS CORRIENTES	69.281.242
Transferencias corrientes del sector público	69.281.242
Transferencias corrientes internas recibidas del sector público	69.281.242
De la República	69.281.242
Recursos Ordinarios	69.281.242
Ministerio del Poder Popular del Despacho de la Presidencia	29.281.242
Ministerio del Poder Popular para las Comunas y Protección Social	40.000.000
1.2 GASTOS CORRIENTES	**72.981.242**
GASTOS DE CONSUMO	54.757.460
Remuneraciones	39.500.000
Sueldos, salarios y otras retribuciones	16.154.593
Beneficios y complementos de sueldos y salarios	4.435.326
Prestaciones sociales y otras indemnizaciones	2.963.979
Asistencia socioeconómica	15.946.102
Compra de bienes y servicios	13.614.860
Bienes de consumo	6.157.460
Servicios no personales	7.457.400
Impuestos indirectos	1.442.600
Depreciación y amortización	200.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	18.223.782
Al sector privado	17.923.782
Donaciones corrientes al sector privado	17.923.782
Donaciones a personas	16.923.782
Donaciones a instituciones sin fines de lucro	1.000.000
Al sector público	300.000
Donaciones corrientes al sector público	300.000
A la República	300.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(3.700.000)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(3.500.000)**
RECURSOS PROPIOS DE CAPITAL	(3.500.000)
Desahorro en cuenta corriente	(3.700.000)
Incremento de la depreciación y amortización acumuladas	200.000
2.2 GASTOS DE CAPITAL	**1.300.000**
INVERSIÓN REAL DIRECTA	1.300.000
Formación bruta de capital fijo	1.300.000
Maquinaria, equipos y otros bienes muebles	1.300.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(4.800.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**4.800.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.800.000
Disminución de otros activos financieros	4.800.000
Disminución de disponibilidades	4.800.000
Disminución de bancos	4.800.000
3.2 APLICACIONES FINANCIERAS	**4.800.000**
DÉFICIT FINANCIERO	4.800.000

A0842

Fondo de Desarrollo Microfinanciero (FONDEMI)

FONDO DE DESARROLLO MICROFINANCIERO (FONDEMI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

FONDEMI, se motiva a impulsar políticas que estratégicamente permitan estrechar la vinculación con el pueblo organizado, es por ello que se desarrollan proyectos que proporcionen soluciones a las comunidades organizadas y que además fomente en ellas una dinámica donde se produzca una transformación interna de desarrollo tanto humano como material, manteniendo la perspectiva de avance sobre la consolidación del Nuevo Modelo Productivo Socialista en función del logro de los objetivos dispuestos en el Proyecto Nacional "Simón Bolívar", primer Plan Socialista.

Para el año 2012, FONDEMI tributa a la profundización de Planes y Programas de trabajo sobre la base de los procesos de transformación que se han llevado a cabo en las Comunidades orientados hacia la construcción de la sociedad socialista, generando nuevas formas de organización del poder popular para impulsar un desarrollo integral comunitario y fortalecer la economía comunal, lo que permitirá continuar con el estímulo al Sistema Microfinanciero del País de manera cónsona con la Organización y Participación Comunal dentro de las Comunidades. La Organización y Participación Comunal compromete al FONDEMI hacia una expansión interna que pretende dar alcance al mayor número de comunidades posibles en el entorno nacional.

Fondemi tiene como propósito brindar Asistencia Técnica a Productores Comunales de las Organizaciones Socio-Productivas Comunitarias financiadas por el FONDEMI, Promover Espacios de Intercambio Socio-Productivo y Conformar Unidades de Suministro Socialista, donde se favorezca la producción y la distribución de la producción comunal para su intercambio y de esta manera potenciar el Ciclo Productivo Comunal, con el fin de continuar impulsando el nuevo Modelo de Producción Socialista.

Para ello, se pretende garantizar la asistencia técnica-productiva de los productores comunales financiados por las Organizaciones del Poder Popular, este acompañamiento integral a los productores se efectuara al momento de la ejecución de los proyectos Socio productivos financiados, con el propósito de alcanzar el objetivo final que es la producción y distribución de los productos para el intercambio y consumo socialistas, lo que permitirá cerrar el ciclo comunal y lograr una efectiva recuperación social.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**96.627.648**
INGRESOS CORRIENTES ORDINARIOS	96.627.648
TRANSFERENCIAS CORRIENTES	90.000.000
Transferencias corrientes del sector público	90.000.000
Transferencias corrientes internas recibidas del sector público	90.000.000
De la República	90.000.000
OTROS INGRESOS	6.627.648
Otros ingresos ajenos a la operación	6.627.648
INGRESOS DE CAPITAL	**20.700.230**
RECURSOS PROPIOS DE CAPITAL	700.230
Incremento de la depreciación y amortización acumuladas	700.230
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	20.000.000
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	20.000.000
Al sector privado	20.000.000
FUENTES DE FINANCIAMIENTO	**117.413.376**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	117.413.376
Disminución de otros activos financieros	117.413.376
Disminución de disponibilidades	117.413.376
Disminución de caja	51.193
Disminución de Bancos	76.651.499
Disminución de inversiones temporales	40.710.684
TOTAL RECURSOS	**234.741.254**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**103.027.878**
GASTOS DE CONSUMO	99.427.878
Remuneraciones	78.200.000
Sueldos, salarios y otras retribuciones	21.646.244
Beneficios y complementos de sueldos y salarios	20.667.084
Aportes patronales	4.182.469
Prestaciones sociales y otras indemnizaciones	8.177.955
Asistencia socioeconómica	14.581.352
Otros gastos de personal	8.944.896
Compra de bienes y servicios	20.527.648
Bienes de consumo	5.900.000
Servicios no personales	14.627.648
Depreciación y amortización	700.230
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.600.000
Al sector privado	3.600.000
Transferencias corrientes al sector privado	2.000.000
Transferencias corrientes a Consejos Comunales	2.000.000
Donaciones corrientes al sector privado	1.600.000
Donaciones a personas	1.500.000
Donaciones a instituciones sin fines de lucro	100.000
GASTOS DE CAPITAL	**130.713.376**
INVERSIÓN REAL DIRECTA	3.800.000
Formación bruta de capital Fijo	3.800.000
Maquinaria, equipos y otros bienes muebles	3.800.000
INVERSIÓN FINANCIERA	126.913.376
Concesión de préstamos a corto plazo	126.913.376
Al sector privado	126.913.376
APLICACIONES FINANCIERAS	**1.000.000**
DISMINUCIÓN DE PASIVOS	1.000.000
Disminución de cuentas y efectos por pagar	1.000.000
Disminución de cuentas y efectos por pagar a corto plazo	1.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	400.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución cuentas por pagar a proveedores a corto plazo	600.000
TOTAL GASTOS	**234.741.254**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115447	Conformación y Formación de Organizaciones del Poder Popular para su Financiamiento y Acompañamiento Integral hacia la Construcción del Modelo Productivo Socialista.	Financiamiento			250	118.913.376	36.000.000			154.913.376
115486	Acompañamiento Integral a las Organizaciones Socio-Productivas para el fortalecimiento del Ciclo Productivo orientado al Desarrollo de la Economía Socialista.	Productor			25.000	13.500.000	14.000.000			27.500.000
TOTAL						132.413.376	50.000.000			182.413.376

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	2.500.000	40.000.000			42.500.000
02	Gestión Administrativa	8.327.878				8.327.878
03	Previsión y Protección Social					
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	1.500.000				1.500.000
TOTAL		12.327.878	40.000.000			52.327.878

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**99**	**101**		**200**	**4.959.910**		**4.959.910**
Alto Nivel y de Dirección	7	10		17	764.032		764.032
Directivo	78	81		159	3.444.977		3.444.977
Profesional y Técnico	8	9		17	586.521		586.521
Personal Administrativo	5			5	134.162		134.162
Obrero	1	1		2	30.218		30.218
Personal Contratado	**222**	**228**		**450**	**9.572.917**		**9.572.917**
Profesional y Técnico	190	158		348	7.772.465		7.772.465
Personal Administrativo	24	12		36	585.024		585.024
Obrero	8	58		66	1.215.428		1.215.428
TOTAL	321	329		650	14.532.827		14.532.827

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	78.200.000
4.02	Materiales, suministros y mercancías	5.900.000
4.03	Servicios no personales	14.627.648
4.04	Activos reales	3.800.000
4.05	Activos financieros	126.913.376
4.07	Transferencias y donaciones	3.600.000
4.08	Otros gastos	700.230
4.11	Disminución de pasivos	1.000.000
	TOTAL	234.741.254

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**96.627.648**
INGRESOS CORRIENTES ORDINARIOS	96.627.648
TRANSFERENCIAS CORRIENTES	90.000.000
Transferencias corrientes del sector público	90.000.000
Transferencias corrientes internas recibidas del sector público	90.000.000
De la República	90.000.000
Recursos Ordinarios	90.000.000
OTROS INGRESOS	6.627.648
Otros ingresos ajenos a la operación	6.627.648
1.2 GASTOS CORRIENTES	**103.027.878**
GASTOS DE CONSUMO	99.427.878
Remuneraciones	78.200.000
Sueldos, salarios y otras retribuciones	21.646.244
Beneficios y complementos de sueldos y salarios	20.667.084
Aportes patronales	4.182.469
Prestaciones sociales y otras indemnizaciones	8.177.955
Asistencia socioeconómica	14.581.352
Otros gastos de personal	8.944.896
Compra de bienes y servicios	20.527.648
Bienes de consumo	5.900.000
Servicios no personales	14.627.648
Depreciación y amortización	700.230
TRANSFERENCIAS Y DONACIONES CORRIENTES	3.600.000
Al sector privado	3.600.000
Transferencias corrientes al sector privado	2.000.000
Transferencias corrientes a Consejos Comunales	2.000.000
Donaciones corrientes al sector privado	1.600.000
Donaciones a personas	1.500.000
Donaciones a instituciones sin fines de lucro	100.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(6.400.230)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**14.300.000**
RECURSOS PROPIOS DE CAPITAL	(5.700.000)
Desahorro en Cuenta Corriente	(6.400.230)
Incremento de la depreciación y amortización acumuladas	700.230
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	20.000.000
Recuperación de préstamos de largo plazo de la República y entes descentralizados sin fines empresariales	20.000.000
Al sector privado	20.000.000
2.2 GASTOS DE CAPITAL	**130.713.376**
INVERSIÓN REAL DIRECTA	3.800.000
Formación bruta de capital Fijo	3.800.000
Maquinaria, equipos y otros bienes muebles	3.800.000
INVERSIÓN FINANCIERA	126.913.376
Concesión de préstamos a corto plazo	126.913.376
Al sector privado	126.913.376
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(116.413.376)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**117.413.376**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	117.413.376
Disminución de otros activos financieros	117.413.376
Disminución de disponibilidades	117.413.376
Disminución de caja	51.193
Disminución de Bancos	76.651.499
Disminución de inversiones temporales	40.710.684
3.2 APLICACIONES FINANCIERAS	**117.413.376**
DISMINUCIÓN DE PASIVOS	1.000.000
Disminución de cuentas y efectos por pagar	1.000.000
Disminución de cuentas y efectos por pagar a corto plazo	1.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	400.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Disminución cuentas por pagar a proveedores a corto plazo	600.000
DÉFICIT FINANCIERO	116.413.376

A0910

Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA)

INSTITUTO AUTÓNOMO CONSEJO NACIONAL DE DERECHOS DE NIÑOS, NIÑAS Y ADOLESCENTES (IDENNA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENA), tiene como objetivo Estratégico Democratizar el sistema de protección a niños, niñas y adolescentes, promoviendo y facilitando la incorporación del Poder Popular a fin de articular las diferentes políticas de inclusión social del Gobierno Revolucionario para garantizar el fortalecimiento familiar y hacer posible que todo niño, niña y adolescente se desarrolle plenamente en el seno de una familia.

El Presupuesto para 2012 estará orientado a fortalecer y constituir espacios físicos, para brindar atención y protección integral a niños, niñas y adolescentes víctimas de maltrato o exclusión social, donde se les garantice el derecho a la salud, deporte, recreación, cultura y educación, así como también evaluación integral, tratamiento y seguimiento por parte del equipo multidisciplinario; y para continuar con la erradicación de la explotación laboral de los adolescentes, la incorporación de la población infantil – juvenil en actividades para contribuir a la organización y promoción de valores, proteger a la niñez y la adolescencia, garantizando su inclusión social y el ejercicio pleno de sus derechos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**455.000.000**
INGRESOS CORRIENTES ORDINARIOS	455.000.000
TRANSFERENCIAS CORRIENTES	455.000.000
Transferencias corrientes del sector público	455.000.000
Transferencias corrientes internas recibidas del sector público	455.000.000
De la República	455.000.000
INGRESOS DE CAPITAL	**24.244.284**
RECURSOS PROPIOS DE CAPITAL	24.244.284
Incremento de la depreciación y amortización acumuladas	24.244.284
FUENTES DE FINANCIAMIENTO	**5.860.351**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.860.351
Disminución de otros activos financieros	5.860.351
Disminución de disponibilidades	5.860.351
Disminución de caja	5.860.351
TOTAL RECURSOS	**485.104.635**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**458.539.944**
GASTOS DE CONSUMO	411.654.054
Remuneraciones	246.214.365
Sueldos, salarios y otras retribuciones	76.041.500
Beneficios y complementos de sueldos y salarios	79.953.131
Aportes patronales	2.254.896
Prestaciones sociales y otras indemnizaciones	19.262.052
Asistencia socioeconómica	68.702.786
Compra de bienes y servicios	141.195.405
Bienes de consumo	55.263.146
Servicios no personales	85.932.259
Depreciación y amortización	24.244.284
TRANSFERENCIAS Y DONACIONES CORRIENTES	46.885.890
Al sector privado	16.885.890
Transferencias corrientes al sector privado	236.894
Directas a personas	236.894
Jubilaciones y otros beneficios asociados	236.894
Donaciones corrientes al sector privado	16.648.996
Donaciones a personas	16.648.996
Al sector público	30.000.000
Transferencias corrientes al sector público	30.000.000
A los entes descentralizados sin fines empresariales para sus gastos	30.000.000
GASTOS DE CAPITAL	**26.564.691**
INVERSIÓN REAL DIRECTA	26.564.691
Formación bruta de capital Fijo	26.564.691
Edificios e instalaciones	18.840.000
Maquinaria, equipos y otros bienes muebles	7.724.691
TOTAL GASTOS	**485.104.635**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115502	Prevención, Atención y Protección Integral de Niños, Niñas y Adolescentes.	Niña, Niño, Adolescente y Joven	10.175	10.175	20.350		267.234.999			267.234.999
115520	Protección y Atención Integral de Niños, Niñas y Adolescentes.	Niña, Niño, Adolescente y Joven	12.000	12.000	24.000		22.765.001			22.765.001
TOTAL							290.000.000			290.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		106.370.178			106.370.178
02	Gestión Administrativa	30.104.635	42.630.955			72.735.590
03	Previsión y Protección Social		236.894			236.894
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		15.761.973			15.761.973
TOTAL		30.104.635	165.000.000			195.104.635

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**179**	**111**	**6**	**296**	**7.817.568**		**7.817.568**
Alto Nivel y de Dirección	1			1	33.948		33.948
Directivo	28	20		48	1.331.424		1.331.424
Profesional y Técnico	106	37	6	149	4.500.355		4.500.355
Personal Administrativo	35	27		62	1.301.585		1.301.585
Obrero	9	27		36	650.256		650.256
Personal Contratado	**974**	**572**		**1.546**	**66.723.924**		**66.723.924**
Directivo	17	8		25	3.075.973		3.075.973
Profesional y Técnico	485	250		735	37.011.760		37.011.760
Personal Administrativo	472	314		786	26.636.191		26.636.191
TOTAL	**1.153**	**683**	**6**	**1.842**	**74.541.492**		**74.541.492**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**4**	**2**	**6**	**236.894**
Empleados	4	2	6	236.894
TOTAL	**4**	**2**	**6**	**236.894**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	246.214.365
4.02	Materiales, suministros y mercancías	55.263.146
4.03	Servicios no personales	85.932.259
4.04	Activos reales	26.564.691
4.07	Transferencias y donaciones	46.885.890
4.08	Otros gastos	24.244.284
	TOTAL	**485.104.635**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**455.000.000**
INGRESOS CORRIENTES ORDINARIOS	455.000.000
TRANSFERENCIAS CORRIENTES	455.000.000
Transferencias corrientes del sector público	455.000.000
Transferencias corrientes internas recibidas del sector público	455.000.000
De la República	455.000.000
Recursos Ordinarios	455.000.000
1.2 GASTOS CORRIENTES	**458.539.944**
GASTOS DE CONSUMO	411.654.054
Remuneraciones	246.214.365
Sueldos, salarios y otras retribuciones	76.041.500
Beneficios y complementos de sueldos y salarios	79.953.131
Aportes patronales	2.254.896
Prestaciones sociales y otras indemnizaciones	19.262.052
Asistencia socioeconómica	68.702.786
Compra de bienes y servicios	141.195.405
Bienes de consumo	55.263.146
Servicios no personales	85.932.259
Depreciación y amortización	24.244.284
TRANSFERENCIAS Y DONACIONES CORRIENTES	46.885.890
Al sector privado	16.885.890
Transferencias corrientes al sector privado	236.894
Directas a personas	236.894
Jubilaciones y otros beneficios asociados	236.894
Donaciones corrientes al sector privado	16.648.996
Donaciones a personas	16.648.996
Al sector público	30.000.000
Transferencias corrientes al sector público	30.000.000
A los entes descentralizados sin fines empresariales para sus gastos	30.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(3.539.944)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**20.704.340**
RECURSOS PROPIOS DE CAPITAL	20.704.340
Desahorro en Cuenta Corriente	(3.539.944)
Incremento de la depreciación y amortización acumuladas	24.244.284
2.2 GASTOS DE CAPITAL	**26.564.691**
INVERSIÓN REAL DIRECTA	26.564.691
Formación bruta de capital Fijo	26.564.691
Edificios e instalaciones	18.840.000
Maquinaria, equipos y otros bienes muebles	7.724.691
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(5.860.351)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**5.860.351**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.860.351
Disminución de otros activos financieros	5.860.351
Disminución de disponibilidades	5.860.351
Disminución de caja	5.860.351
3.2 APLICACIONES FINANCIERAS	**5.860.351**
DÉFICIT FINANCIERO	5.860.351

A0931

Servicio Autónomo Fondo Nacional de Protección de Niños, Niñas y Adolescentes (FNPNNA)

SERVICIO AUTÓNOMO FONDO NACIONAL DE PROTECCIÓN DE NIÑOS, NIÑAS Y ADOLESCENTES (FNPNNA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Los Fondos de Protección, se definen como el conjunto de recursos vinculados a la ejecución de proyectos, acciones o servicios de protección y atención integral a niños, niñas y adolescentes.

En este sentido, sus actividades para el 2012 están dirigidas a continuar con el financiamiento y cofinanciamiento de planes, programas y proyectos orientados a la atención integral de niños, niñas y adolescentes, a la cobertura de los costos, recursos de materiales y suministros, para el funcionamiento de las casas de abrigo, entidades de atención, y centros comunales de protección integral para niños, niñas, adolescentes y familias, en áreas definidas prioritarias por el Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA); tales como sustancias psicoactiva, violencia familiar, maltrato infantil, educación, desnutrición, embarazo en adolescentes, abandono de los padres, incumplimiento de los padres a la pensión alimentaria, registro civil e identificación.

La Institución percibe los recursos, a través del Instituto Autónomo Consejo Nacional de Derechos de Niños, Niñas y Adolescentes (IDENNA) y los gastos operativos o administrativos son financiados directamente por el IDENNA, además, prevé la suscripción de convenios de financiamiento y cofinanciamiento con los Fondos Municipales de Protección, Redes Comunitarias, Consejos Comunales, Organizaciones Sociales, Entidades de Atención y Defensorías de Niños, Niñas y Adolescentes.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**30.980.000**
INGRESOS CORRIENTES ORDINARIOS	30.980.000
INGRESOS DE LA PROPIEDAD	980.000
Intereses	980.000
Intereses internos	980.000
Intereses por depósitos	980.000
TRANSFERENCIAS CORRIENTES	30.000.000
Transferencias corrientes del sector público	30.000.000
Transferencias corrientes internas recibidas del sector público	30.000.000
De los entes descentralizados sin fines empresariales	30.000.000
FUENTES DE FINANCIAMIENTO	**5.154.226**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.154.226
Disminución de otros activos financieros	5.154.226
Disminución de disponibilidades	499.998
Disminución de caja	275.975
Disminución de inversiones temporales	224.023
Disminución de fondos en avance, en anticipo y en fideicomiso	4.654.228
Disminución de otros activos financieros no circulantes	4.654.228
TOTAL RECURSOS	**36.134.226**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**25.534.226**
GASTOS DE CONSUMO	7.597.426
Compra de bienes y servicios	7.597.426
Servicios no personales	7.597.426
TRANSFERENCIAS Y DONACIONES CORRIENTES	17.936.800
Al sector privado	17.936.800
Transferencias corrientes al sector privado	17.136.800
Transferencias corrientes a Consejos Comunales	17.136.800
Donaciones corrientes al sector privado	800.000
Donaciones a personas	800.000
GASTOS DE CAPITAL	**7.800.000**
INVERSIÓN REAL DIRECTA	7.800.000
Formación bruta de capital Fijo	7.800.000
Edificios e instalaciones	1.800.000
Construcciones de bienes de dominio privado	6.000.000
APLICACIONES FINANCIERAS	**2.800.000**
DISMINUCIÓN DE PASIVOS	2.800.000
Disminución de cuentas y efectos por pagar	2.800.000
Disminución de otras cuentas y efectos por pagar	2.800.000
Disminución de otras cuentas por pagar a corto plazo	2.800.000
TOTAL GASTOS	**36.134.226**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115196	Financiamiento y Cofinanciamiento de Programas, Proyectos y servicios orientados a la Protección y Atención Integral de Niños y Niñas y Adolescentes en el marco de la Suprema Felicidad Social.	Transferencia			113	6.134.226			30.000.000	36.134.226
TOTAL						**6.134.226**			**30.000.000**	**36.134.226**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.03	Servicios no personales	7.597.426
4.04	Activos reales	7.800.000
4.07	Transferencias y donaciones	17.936.800
4.11	Disminución de pasivos	2.800.000
	TOTAL	**36.134.226**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**30.980.000**
INGRESOS CORRIENTES ORDINARIOS	30.980.000
INGRESOS DE LA PROPIEDAD	980.000
Intereses	980.000
Intereses internos	980.000
Intereses por depósitos	980.000
TRANSFERENCIAS CORRIENTES	30.000.000
Transferencias corrientes del sector público	30.000.000
Transferencias corrientes internas recibidas del sector público	30.000.000
De los entes descentralizados sin fines empresariales	30.000.000
1.2 GASTOS CORRIENTES	**25.534.226**
GASTOS DE CONSUMO	7.597.426
Compra de bienes y servicios	7.597.426
Servicios no personales	7.597.426
TRANSFERENCIAS Y DONACIONES CORRIENTES	17.936.800
Al sector privado	17.936.800
Transferencias corrientes al sector privado	17.136.800
Transferencias corrientes a Consejos Comunales	17.136.800
Donaciones corrientes al sector privado	800.000
Donaciones a personas	800.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**5.445.774**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**5.445.774**
RECURSOS PROPIOS DE CAPITAL	5.445.774
Ahorro en Cuenta Corriente	5.445.774

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**7.800.000**
INVERSIÓN REAL DIRECTA	7.800.000
Formación bruta de capital Fijo	7.800.000
Edificios e instalaciones	1.800.000
Construcciones de bienes de dominio privado	6.000.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(2.354.226)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**5.154.226**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.154.226
Disminución de otros activos financieros	5.154.226
Disminución de disponibilidades	499.998
Disminución de caja	275.975
Disminución de inversiones temporales	224.023
Disminución de fondos en avance, en anticipo y en fideicomiso	4.654.228
Disminución de otros activos financieros no circulantes	4.654.228
3.2 APLICACIONES FINANCIERAS	**5.154.226**
DISMINUCIÓN DE PASIVOS	2.800.000
Disminución de cuentas y efectos por pagar	2.800.000
Disminución de otras cuentas y efectos por pagar	2.800.000
Disminución de otras cuentas por pagar a corto plazo	2.800.000
DÉFICIT FINANCIERO	2.354.226

A0950

Instituto Nacional de Servicios Sociales (INASS)

INSTITUTO NACIONAL DE SERVICIOS SOCIALES (INASS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Nacional de Servicios Sociales (INASS), como ente garante de los derechos sociales de los adultos y adultas mayores y otras categorías de personas, se fundamenta en las directrices estratégicas emanadas del Ejecutivo Nacional de acuerdo a lo expresado en la Constitución de la República Bolivariana de Venezuela, el Proyecto Nacional Simón Bolívar-Primer Plan Socialista PPS 2007-2013; la Ley Orgánica de la Administración Financiera del Sector Público y la Ley de Servicios Sociales. Tiene como objetivo estratégico la protección integral a los adultos y adultas mayores y otras categorías de personas, garantizando la atención en insumos médicos y nutricional; actividades de recreación, cultural, jurídica, deportiva, educativa y de salud.

En este sentido, sus acciones están enmarcadas en la ética socialista, dirigida a la integración de los adultos y adultas mayores y otras categorías de personas hacia el logro de la Suprema Felicidad Social, con la finalidad de insertar a este grupo de personas con sus familiares a los distintos proyectos, en concordancia con las Comunas Socialistas; a través de la sensibilización del núcleo familiar como célula fundamental de la sociedad, partiendo del hecho de que el cariño y la atención de la familia hacia este grupo etáreo, es esencial para su bienestar físico, psicológico, espiritual y emocional.

Para 2012, tiene previsto desarrollar el "Plan Nacional de Atención al Adulto y Adulta Mayor de los Pueblos y Comunidades Indígenas", así como dar continuidad a la atención comunitaria que va dirigida principalmente a la población ya señalada, que no está en capacidad de asistir al centro de atención ambulatoria del INASS más cercano, así como a las asignaciones económicas y todas las actividades del área social y salud que desarrolla.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**753.334.169**
INGRESOS CORRIENTES ORDINARIOS	753.334.169
TRANSFERENCIAS CORRIENTES	753.334.169
Transferencias corrientes del sector público	753.334.169
Transferencias corrientes internas recibidas del sector público	753.334.169
De la República	748.000.000
Del Poder Estadal	5.334.169
INGRESOS DE CAPITAL	**821.622**
RECURSOS PROPIOS DE CAPITAL	821.622
Incremento de la depreciación y amortización acumuladas	821.622
TOTAL RECURSOS	**754.155.791**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**719.449.549**
GASTOS DE CONSUMO	554.993.051
Remuneraciones	363.583.417
Sueldos, salarios y otras retribuciones	51.297.999
Beneficios y complementos de sueldos y salarios	158.179.756
Aportes patronales	11.028.136
Prestaciones sociales y otras indemnizaciones	21.133.050
Asistencia socioeconómica	121.801.974
Otros gastos de personal	142.502
Compra de bienes y servicios	190.588.012
Bienes de consumo	140.365.781
Servicios no personales	50.222.231
Depreciación y amortización	821.622
TRANSFERENCIAS Y DONACIONES CORRIENTES	164.456.498
Al sector privado	164.456.498
Transferencias corrientes al sector privado	146.444.182
Directas a personas	137.576.182
Pensiones y otros beneficios asociados	14.232.629
Jubilaciones y otros beneficios asociados	22.709.463
Otras transferencias directas a personas	100.634.090
A instituciones sin fines de lucro	8.400.000
Otras transferencias corrientes internas al sector privado	468.000
Donaciones corrientes al sector privado	18.012.316
Donaciones a personas	17.995.066
Donaciones a instituciones sin fines de lucro	17.250
GASTOS DE CAPITAL	**34.706.242**
INVERSIÓN REAL DIRECTA	34.706.242
Formación bruta de capital Fijo	34.706.242
Edificios e instalaciones	34.706.242
TOTAL GASTOS	**754.155.791**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115517	Fortalecimiento de la Atención Integral al Adulto y Adulta Mayor y Otras Categorías de Personas como Compromiso Social y Humanista con la Nación	Adulto y Adulta Mayor Atendidos	327.764	202.008	529.772		605.000.000		5.334.169	610.334.169
TOTAL							**605.000.000**		**5.334.169**	**610.334.169**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		65.651.934			65.651.934
02	Gestión Administrativa	821.622	39.920.724			40.742.346
03	Previsión y Protección Social		37.427.342			37.427.342
TOTAL		**821.622**	**143.000.000**			**143.821.622**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**1.766**	**815**		**2.581**	**27.915.493**	**10.482.474**	**38.397.967**
Altos Funcionarios y de Elección Popular	1			1	11.106		11.106
Directivo	9	5		14	171.683		171.683
Profesional y Técnico	336	151		487	5.821.821	2.363.945	8.185.766
Personal Administrativo	328	140		468	5.105.824	2.042.329	7.148.153
Personal Médico	37	16		53	1.026.652		1.026.652
Obrero	1.055	503		1.558	15.778.407	6.076.200	21.854.607
Personal Fijo a Tiempo Parcial	**72**	**32**		**104**	**1.070.833**	**535.416**	**1.606.249**
Profesional y Técnico	1	1		2	17.200	8.600	25.800
Personal Médico	71	31		102	1.053.633	526.816	1.580.449
Personal Contratado	**1.036**	**447**		**1.483**	**15.339.090**		**15.339.090**
Profesional y Técnico	482	208		690	7.246.800		7.246.800
Obrero	554	239		793	8.092.290		8.092.290
TOTAL	**2.874**	**1.294**		**4.168**	**44.325.416**	**11.017.890**	**55.343.306**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**391**	**167**	**558**	**14.232.629**
Obreros	311	133	444	9.192.498
Empleados	80	34	114	5.040.131
Jubilados	**582**	**248**	**830**	**22.709.463**
Obreros	389	166	555	14.563.102
Empleados	193	82	275	8.146.361
TOTAL	**973**	**415**	**1.388**	**36.942.092**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	363.583.417
4.02	Materiales, suministros y mercancías	140.365.781
4.03	Servicios no personales	50.222.231
4.04	Activos reales	34.706.242
4.07	Transferencias y donaciones	164.456.498
4.08	Otros gastos	821.622
	TOTAL	**754.155.791**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**753.334.169**
INGRESOS CORRIENTES ORDINARIOS	753.334.169
TRANSFERENCIAS CORRIENTES	753.334.169
Transferencias corrientes del sector público	753.334.169
Transferencias corrientes internas recibidas del sector público	753.334.169
De la República	748.000.000
Ministerio del Poder Popular para las Comunas y Protección Social	748.000.000
Recursos Ordinarios	748.000.000
Del Poder Estadal	5.334.169
1.2 GASTOS CORRIENTES	**719.449.549**
GASTOS DE CONSUMO	554.993.051
Remuneraciones	363.583.417
Sueldos, salarios y otras retribuciones	51.297.999
Beneficios y complementos de sueldos y salarios	158.179.756
Aportes patronales	11.028.136
Prestaciones sociales y otras indemnizaciones	21.133.050
Asistencia socioeconómica	121.801.974
Otros gastos de personal	142.502
Compra de bienes y servicios	190.588.012
Bienes de consumo	140.365.781
Servicios no personales	50.222.231
Depreciación y amortización	821.622
TRANSFERENCIAS Y DONACIONES CORRIENTES	164.456.498
Al sector privado	164.456.498
Transferencias corrientes al sector privado	146.444.182
Directas a personas	137.576.182
Pensiones y otros beneficios asociados	14.232.629
Jubilaciones y otros beneficios asociados	22.709.463
Otras transferencias directas a personas	100.634.090
A instituciones sin fines de lucro	8.400.000
Otras transferencias corrientes internas al sector privado	468.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Donaciones corrientes al sector privado	18.012.316
Donaciones a personas	17.995.066
Donaciones a instituciones sin fines de lucro	17.250
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**33.884.620**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**34.706.242**
RECURSOS PROPIOS DE CAPITAL	34.706.242
Ahorro en Cuenta Corriente	33.884.620
Incremento de la depreciación y amortización acumuladas	821.622
2.2 GASTOS DE CAPITAL	**34.706.242**
INVERSIÓN REAL DIRECTA	34.706.242
Formación bruta de capital Fijo	34.706.242
Edificios e instalaciones	34.706.242
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0953

Servicio Autónomo Fondo Nacional de los Consejos Comunales (SAFONACC)

SERVICIO AUTÓNOMO FONDO NACIONAL DE LOS CONSEJOS COMUNALES (SAFONACC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Ejecutivo Nacional conciente de la importancia que tiene el pueblo en la conformación del nuevo Estado Socialista, ha venido implementando estrategias que impulsen el fortalecimiento del Poder Popular propiciando la participación de los ciudadanos y ciudadanas en la solución de los problemas que presentan las comunidades. El Servicio Autónomo Fondo Nacional de los Consejos Comunales (SAFONACC), como institución que nació al calor de la revolución bolivariana tiene entre sus múltiples tareas el financiamiento a los proyectos de los Consejos Comunales y Otras Organizaciones del Poder, así como la responsabilidad de realizar el seguimiento a la ejecución de los Proyectos financiados para cumplir con lo estipulado en la Ley de Contraloría Social y la Contraloría General de la República.

Dando prioridad al sector social del país, en la búsqueda de la Suprema Felicidad Social. Es así como los ingresos provenientes de la renta petrolera se invierte para el financiamiento de los proyectos estratégicos del Gobierno Revolucionario que tienen un alto impacto en el mejoramiento de la calidad de vida de los venezolanos. Elemento determinante para la concreción del Proyecto Nacional Simon Bolivar.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**55.000.000**
INGRESOS CORRIENTES ORDINARIOS	55.000.000
TRANSFERENCIAS CORRIENTES	55.000.000
Transferencias corrientes del sector público	55.000.000
Transferencias corrientes internas recibidas del sector público	55.000.000
De la República	55.000.000
INGRESOS DE CAPITAL	**1.955.689**
RECURSOS PROPIOS DE CAPITAL	1.955.689
Incremento de la depreciación y amortización acumuladas	1.955.689
TOTAL RECURSOS	**56.955.689**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**53.274.920**
GASTOS DE CONSUMO	51.764.520
Remuneraciones	29.837.854
Sueldos, salarios y otras retribuciones	15.957.085
Beneficios y complementos de sueldos y salarios	4.955.656
Aportes patronales	1.099.431
Prestaciones sociales y otras indemnizaciones	1.879.060
Asistencia socioeconómica	5.946.622
Compra de bienes y servicios	17.529.701
Bienes de consumo	4.165.945
Servicios no personales	13.363.756
Impuestos indirectos	2.441.276
Depreciación y amortización	1.955.689
GASTOS DE LA PROPIEDAD	140.400
Derechos sobre bienes intangibles	140.400
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.070.000
Al sector privado	1.070.000
Donaciones corrientes al sector privado	1.070.000
Donaciones a personas	1.070.000
OTROS GASTOS CORRIENTES	300.000
Indemnizaciones y sanciones pecuniarias	300.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	300.000
GASTOS DE CAPITAL	**3.530.769**
INVERSIÓN REAL DIRECTA	3.530.769
Formación bruta de capital fijo	2.905.769
Maquinaria, equipos y otros bienes muebles	2.901.921
Construcciones de bienes de dominio privado	3.848
Bienes intangibles	625.000
APLICACIONES FINANCIERAS	**150.000**
DISMINUCIÓN DE PASIVOS	150.000
Disminución de cuentas y efectos por pagar	150.000
Disminución de cuentas y efectos por pagar a corto plazo	150.000
Disminución cuentas por pagar a proveedores a corto plazo	150.000
TOTAL GASTOS	**56.955.689**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		30.000.000			30.000.000
02	Gestión Administrativa	1.955.689	25.000.000			26.955.689
	TOTAL	**1.955.689**	**55.000.000**			**56.955.689**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**15**	**33**		**48**	**957.617**		**957.617**
Directivo	15	32		47	937.667		937.667
Profesional y Técnico		1		1	19.950		19.950
Personal Contratado	**159**	**93**		**252**	**10.575.600**		**10.575.600**
Profesional y Técnico	76	54		130	5.664.057		5.664.057
Personal Administrativo	52	29		81	3.529.143		3.529.143
Obrero	31	10		41	1.382.400		1.382.400
TOTAL	**174**	**126**		**300**	**11.533.217**		**11.533.217**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	29.837.854
4.02	Materiales, suministros y mercancías	4.165.945
4.03	Servicios no personales	15.945.432
4.04	Activos reales	3.530.769
4.07	Transferencias y donaciones	1.070.000
4.08	Otros gastos	2.255.689
4.11	Disminución de pasivos	150.000
	TOTAL	**56.955.689**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**55.000.000**
INGRESOS CORRIENTES ORDINARIOS	55.000.000
TRANSFERENCIAS CORRIENTES	55.000.000
Transferencias corrientes del sector público	55.000.000
Transferencias corrientes internas recibidas del sector público	55.000.000
De la República (Ministerio del Poder Popular para las Comunas y Protección Social)	55.000.000
Recursos Ordinarios	55.000.000
1.2 GASTOS CORRIENTES	**53.274.920**
GASTOS DE CONSUMO	51.764.520
Remuneraciones	29.837.854
Sueldos, salarios y otras retribuciones	15.957.085
Beneficios y complementos de sueldos y salarios	4.955.656
Aportes patronales	1.099.431
Prestaciones sociales y otras indemnizaciones	1.879.060
Asistencia socioeconómica	5.946.622
Compra de bienes y servicios	17.529.701
Bienes de consumo	4.165.945
Servicios no personales	13.363.756
Impuestos indirectos	2.441.276
Depreciación y amortización	1.955.689
GASTOS DE LA PROPIEDAD	140.400
Derechos sobre bienes intangibles	140.400
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.070.000
Al sector privado	1.070.000
Donaciones corrientes al sector privado	1.070.000
Donaciones a personas	1.070.000
OTROS GASTOS CORRIENTES	300.000
Indemnizaciones y sanciones pecuniarias	300.000
Sanciones pecuniarias ocasionadas por entes descentralizados sin fines empresariales	300.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.725.080**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.680.769**
RECURSOS PROPIOS DE CAPITAL	3.680.769
Ahorro en cuenta corriente	1.725.080
Incremento de la depreciación y amortización acumuladas	1.955.689
2.2 GASTOS DE CAPITAL	**3.530.769**
INVERSIÓN REAL DIRECTA	3.530.769
Formación bruta de capital fijo	2.905.769
Maquinaria, equipos y otros bienes muebles	2.901.921
Construcciones de bienes de dominio privado	3.848
Bienes intangibles	625.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**150.000**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**150.000**
SUPERÁVIT FINANCIERO	150.000
3.2 APLICACIONES FINANCIERAS	**150.000**
DISMINUCIÓN DE PASIVOS	150.000
Disminución de cuentas y efectos por pagar	150.000
Disminución de cuentas y efectos por pagar a corto plazo	150.000
Disminución cuentas por pagar a proveedores a corto plazo	150.000

A0954

Fondo para el Desarrollo Endógeno (FONENDÓGENO)

FONDO PARA EL DESARROLLO ENDÓGENO (FONENDÓGENO)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Fondo para el Desarrollo Endógeno (FONENDÓGENO), es el ente que canaliza en forma organizada y coherente una serie de recursos destinados al desarrollo endógeno del país, siendo el organismo dentro de la Administración Pública Nacional que asume la rectoría y ejecución de las políticas gubernamentales, a objeto de elaborar los planes, preparar y coordinar proyectos de desarrollo endógeno con la misión de ejecutarlos a nivel nacional. Para la conformación de planes y proyectos, el Fondo para el Desarrollo Endógeno se verá obligado a promover los mecanismos necesarios para coordinar con los otros entes de los poderes públicos que han incluido en sus planes, proyectos de desarrollo endógeno, incorporando de esta manera a todos los niveles del Estado en la construcción y consolidación del modelo de desarrollo socialista.

Basada en esta concepción, la Institución enmarca su actuación en el Proyecto Nacional "Simón Bolívar", procurando la consolidación del modelo productivo socialista, cuyo objetivo es la eliminación de la división social del trabajo, de su estructura jerárquica actual y la disyuntiva entre satisfacción de necesidades humanas y la acumulación de riquezas, en consonancia con las propias exigencias de la naturaleza de cada localidad.

De allí que el Fondo tenga como propósito apoyar técnica y financieramente la puesta en marcha de los proyectos socio-productivos impulsados por las distintas formas asociativas y solidarias.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**30.000.000**
INGRESOS CORRIENTES ORDINARIOS	30.000.000
TRANSFERENCIAS CORRIENTES	30.000.000
Transferencias corrientes del sector público	30.000.000
Transferencias corrientes internas recibidas del sector público	30.000.000
De la República	30.000.000
INGRESOS DE CAPITAL	**1.562.016**
RECURSOS PROPIOS DE CAPITAL	1.562.016
Incremento de la depreciación y amortización acumuladas	1.562.016
TOTAL RECURSOS	**31.562.016**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**31.562.016**
GASTOS DE CONSUMO	31.562.016
Remuneraciones	21.224.453
Sueldos, salarios y otras retribuciones	6.122.607
Beneficios y complementos de sueldos y salarios	7.456.850
Aportes patronales	801.389
Prestaciones sociales y otras indemnizaciones	1.692.527
Asistencia socioeconómica	5.151.080
Compra de bienes y servicios	8.775.547
Bienes de consumo	4.682.481
Servicios no personales	4.093.066
Depreciación y amortización	1.562.016
TOTAL GASTOS	**31.562.016**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		21.224.453			21.224.453
02	Gestión Administrativa	1.562.016	8.775.547			10.337.563
03	Previsión y Protección Social					
	TOTAL	**1.562.016**	**30.000.000**			**31.562.016**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**3**	**8**	**3**	**14**	**937.593**	**68.792**	**1.006.385**
Directivo	3	8	3	14	937.593	68.792	1.006.385
Personal Contratado	**40**	**86**	**6**	**132**	**5.185.014**		**5.185.014**
Directivo	25	41	3	69	2.954.600		2.954.600
Profesional y Técnico	15	45	3	63	2.230.414		2.230.414
TOTAL	**43**	**94**	**9**	**146**	**6.122.607**	**68.792**	**6.191.399**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	21.224.453
4.02	Materiales, suministros y mercancías	4.682.481
4.03	Servicios no personales	4.093.066
4.08	Otros gastos	1.562.016
	TOTAL	**31.562.016**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**30.000.000**
INGRESOS CORRIENTES ORDINARIOS	30.000.000
TRANSFERENCIAS CORRIENTES	30.000.000
Transferencias corrientes del sector público	30.000.000
Transferencias corrientes internas recibidas del sector público	30.000.000
De la República	30.000.000
Recursos Ordinarios	30.000.000
1.2 GASTOS CORRIENTES	**31.562.016**
GASTOS DE CONSUMO	31.562.016
Remuneraciones	21.224.453
Sueldos, salarios y otras retribuciones	6.122.607
Beneficios y complementos de sueldos y salarios	7.456.850
Aportes patronales	801.389
Prestaciones sociales y otras indemnizaciones	1.692.527
Asistencia socioeconómica	5.151.080
Compra de bienes y servicios	8.775.547
Bienes de consumo	4.682.481
Servicios no personales	4.093.066
Depreciación y amortización	1.562.016
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.562.016)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**0**
Desahorro en Cuenta Corriente	(1.562.016)
Incremento de la depreciación y amortización acumuladas	1.562.016
2.2 GASTOS DE CAPITAL	**0**
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

58

Ministerio del Poder Popular para la Mujer y la Igualdad de Género

Ministerio del Poder Popular para la Mujer y la Igualdad de Género
A0456 Fundación Misión Madres del Barrio Josefa Joaquina Sánchez
A0936 Instituto Nacional de la Mujer (INAMUJER)

A0456

Fundación Misión Madres del Barrio Josefa Joaquina Sánchez

FUNDACIÓN MISIÓN MADRES DEL BARRIO JOSEFA JOAQUINA SÁNCHEZ

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Misión Madres del Barrio "Josefa Joaquina Sánchez", ente adscrito al Ministerio del Poder Popular para la Mujer y la Igualdad de Género, para el ejercicio fiscal 2012 recibirá el aporte a través del Fondo Único de Misiones, centralizado en el Ministerio del Poder Popular del Despacho de la Presidencia.

En este sentido, la Fundación proseguirá orientando su política hacia los sectores más empobrecidos del país, enfocando sus actividades a propiciar la inclusión de las amas de casa en condiciones de pobreza extrema de manera organizada, a través de los Comités de Madres del Barrio, para desarrollar una acción colectiva que permita su participación soberana y protagónica en los procesos de transformación socialista y su incorporación a un trabajo liberador por medio de actividades socio-productivas remuneradas. De esta manera se dará impulso al proyecto político de inclusión y justicia social, materializada en la elevación sustancial de la calidad de vida de la población venezolana, para que todos vivamos en condiciones similares y alcanzar a mediano y largo plazo lo que decía nuestro Libertador Simón Bolívar "La Suprema Felicidad Social" y la consecución de un estado de derechos políticos y sociales tal como lo consagra los principios previstos en la Constitución de la República Bolivariana de Venezuela, para lo cual ejecutará el Proyecto "Protección e Inclusión de la Madres Amas de Casa y sus Familias en Condición de Pobreza Extrema", el cual contempla:

- Asignaciones económicas a madres amas de casa en condición de pobreza extrema, a través de la cancelación de una asignación económica temporal a cien mil (100.000) madres, equivalente al 80% del salario mínimo, que permitirá contribuir a nivelar las condiciones de vida de las mujeres amas de casa.

- Articulación Interinstitucional para brindar atención integral a las madres amas de casa y otros miembros de su familia en áreas de salud, educación, alimentación, entre otros, destinada a la atención de 240.000 personas.

- Organización y formación de las madres amas de casa, a fin de fortalecerlas para la participación en el poder popular a través de los Comités de las Madres del Barrio, para constituir 660 Comité de Madres del Barrio en el primer semestre a nivel nacional.

- Inclusión de las madres amas de casa en actividades socio-productivas remuneradas y su incorporación en proyectos estratégicos de desarrollo nacional, lo cual permitirá el financiamiento de 250 proyectos a nivel nacional. Tal acción permitirá ir sustituyendo las asignaciones de ayuda económica otorgadas, para insertarles en actividades socio-productivas y de esta manera garantizarles una mayor calidad de vida.

Por último, con el propósito de lograr el objetivo de la inserción de las madres amas de casa en actividades socio-productivas y su incorporación en proyectos estratégicos de desarrollo nacional, la Fundación continuará impulsando la creación de empresas de producción social, para propiciar el nuevo modelo de producción socialista que exige la República Bolivariana de Venezuela, las cuales constituye el germen y el camino hacia el socialismo del siglo XXI.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**713.304.892**
INGRESOS CORRIENTES ORDINARIOS	713.304.892
TRANSFERENCIAS CORRIENTES	713.304.892
Transferencias corrientes del sector público	713.304.892
Transferencias corrientes internas recibidas del sector público	713.304.892
De la República	713.304.892
TOTAL RECURSOS	**713.304.892**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**709.304.892**
GASTOS DE CONSUMO	113.650.000
Remuneraciones	101.900.000
Sueldos, salarios y otras retribuciones	41.590.613
Beneficios y complementos de sueldos y salarios	26.413.938
Aportes patronales	5.383.385
Prestaciones sociales y otras indemnizaciones	8.929.219
Asistencia socioeconómica	19.582.845
Compra de bienes y servicios	10.726.402
Bienes de consumo	3.850.000
Servicios no personales	6.876.402
Impuestos indirectos	1.023.598
TRANSFERENCIAS Y DONACIONES CORRIENTES	595.654.892
Al sector privado	595.654.892
Donaciones corrientes al sector privado	595.654.892
Donaciones a personas	595.654.892
GASTOS DE CAPITAL	**2.000.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INVERSIÓN REAL DIRECTA	2.000.000
Formación bruta de capital fijo	2.000.000
Maquinaria, equipos y otros bienes muebles	2.000.000
APLICACIONES FINANCIERAS	**2.000.000**
DISMINUCIÓN DE PASIVOS	2.000.000
Disminución de cuentas y efectos por pagar	2.000.000
Disminución de cuentas y efectos por pagar a corto plazo	2.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.000.000
TOTAL GASTOS	**713.304.892**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115.634	"Protección e Inclusión Integral a las Madres Amas de Casa y sus Familias en Condición de Pobreza Extrema"	Persona Atendida	50.000	50.000	100.000		687.804.892			687.804.892
	TOTAL						**687.804.892**			**687.804.892**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		14.300.000			14.300.000
02	Gestión Administrativa		9.200.000			9.200.000
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		2.000.000			2.000.000
	TOTAL		**25.500.000**			**25.500.000**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**547**	**332**	**2**	**881**	**25.294.684**		**25.294.684**
Alto Nivel y de Dirección	7	7		14	571.314		571.314
Profesional y Técnico	229	105	2	336	10.272.945		10.272.945
Administrativo	304	214		518	14.240.387		14.240.387
Obrero	7	6		13	210.038		210.038
Personal Contratado	**6**	**6**		**12**	**950.400**		**950.400**
Profesional y Técnico	6	6		12	950.400		950.400
TOTAL	553	338	2	893	26.245.084		26.245.084

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	101.900.000
4.02	Materiales, suministros y mercancías	3.850.000
4.03	Servicios no personales	7.900.000
4.04	Activos reales	2.000.000
4.07	Transferencias y donaciones	595.654.892
4.11	Disminución de pasivos	2.000.000
	TOTAL	**713.304.892**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**713.304.892**
INGRESOS CORRIENTES ORDINARIOS	713.304.892
TRANSFERENCIAS CORRIENTES	713.304.892
Transferencias corrientes del sector público	713.304.892
Transferencias corrientes internas recibidas del sector público	713.304.892
De la República (Ministerio del Poder Popular del Despacho de la Presidencia)	713.304.892
Recursos Ordinarios	713.304.892
1.2 GASTOS CORRIENTES	**709.304.892**
GASTOS DE CONSUMO	113.650.000
Remuneraciones	101.900.000
Sueldos, salarios y otras retribuciones	41.590.613
Beneficios y complementos de sueldos y salarios	26.413.938
Aportes patronales	5.383.385
Prestaciones sociales y otras indemnizaciones	8.929.219
Asistencia socioeconómica	19.582.845
Compra de bienes y servicios	10.726.402
Bienes de consumo	3.850.000
Servicios no personales	6.876.402
Impuestos indirectos	1.023.598
TRANSFERENCIAS Y DONACIONES CORRIENTES	595.654.892
Al sector privado	595.654.892
Donaciones corrientes al sector privado	595.654.892
Donaciones a personas	595.654.892
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**4.000.000**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.000.000**
RECURSOS PROPIOS DE CAPITAL	4.000.000
Ahorro en cuenta corriente	4.000.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**2.000.000**
INVERSIÓN REAL DIRECTA	2.000.000
Formación bruta de capital fijo	2.000.000
Maquinaria, equipos y otros bienes muebles	2.000.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**2.000.000**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.000.000**
SUPERÁVIT FINANCIERO	2.000.000
3.2 APLICACIONES FINANCIERAS	**2.000.000**
DISMINUCIÓN DE PASIVOS	2.000.000
Disminución de cuentas y efectos por pagar	2.000.000
Disminución de cuentas y efectos por pagar a corto plazo	2.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.000.000

A0936

Instituto Nacional de la Mujer (INAMUJER)

INSTITUTO NACIONAL DE LA MUJER (INAMUJER)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Nacional de la Mujer, para el Ejercicio Económico 2012, centrará sus funciones en la definición, ejecución y supervisión de políticas públicas hacia las mujeres, garantizando la igualdad de oportunidades y promoviendo la participación protagónica de la mujer, en los ámbitos político, económico y social en la República Bolivariana de Venezuela.

El Presupuesto de Gastos se estructuró en función del Plan Operativo Anual Institucional, por lo tanto las metas y objetivos contenidos en el mismo responden a las políticas del ente, a saber:

- Generación de capacidades para la transversalización de la perspectiva de género de los cinco (5) Poderes Públicos.
- Fomento y fortalecimiento de la participación protagónica con perspectiva de género de las mujeres.
- Garantizar los derechos y prevención de la violencia contra la mujer.
- Fortalecimiento familiar y comunitario para la atención, prevención y responsabilidad en el embarazo temprano.
- Defensoría Nacional de los Derechos de la Mujer.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**115.876.799**
INGRESOS CORRIENTES ORDINARIOS	115.876.799
TRANSFERENCIAS CORRIENTES	115.876.799
Transferencias corrientes del sector público	115.876.799
Transferencias corrientes internas recibidas del sector público	115.876.799
De la República	115.876.799
INGRESOS DE CAPITAL	**201.762**
RECURSOS PROPIOS DE CAPITAL	201.762
Incremento de la depreciación y amortización acumuladas	201.762
FUENTES DE FINANCIAMIENTO	**1.173.056**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.173.056
Disminución de otros activos financieros	1.173.056
Disminución de disponibilidades	1.173.056
Disminución de bancos	1.173.056
TOTAL RECURSOS	**117.251.617**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**112.926.339**
GASTOS DE CONSUMO	107.156.745
Remuneraciones	63.711.058
Sueldos, salarios y otras retribuciones	19.475.811
Beneficios y complementos de sueldos y salarios	20.352.250
Aportes patronales	1.008.479
Prestaciones sociales y otras indemnizaciones	7.464.576
Asistencia socioeconómica	15.409.942
Compra de bienes y servicios	37.079.981
Bienes de consumo	16.027.672
Servicios no personales	21.052.309
Impuestos indirectos	6.163.944
Depreciación y amortización	201.762
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.769.594
Al sector privado	5.724.914
Transferencias corrientes al sector privado	479.405
Directas a personas	479.405
Jubilaciones y otros beneficios asociados	479.405
Donaciones corrientes al sector privado	5.245.509
Donaciones a personas	5.245.509
Al sector público	44.680
Transferencias corrientes al sector público	44.680
A los entes descentralizados sin fines empresariales para sus gastos	44.680
GASTOS DE CAPITAL	**3.825.278**
INVERSIÓN REAL DIRECTA	3.825.278
Formación bruta de capital fijo	3.825.278
Maquinaria, equipos y otros bienes muebles	3.825.278
APLICACIONES FINANCIERAS	**500.000**
DISMINUCIÓN DE PASIVOS	500.000
Disminución de cuentas y efectos por pagar	500.000
Disminución de cuentas y efectos por pagar a corto plazo	500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	500.000
TOTAL GASTOS	**117.251.617**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115.739	Fortalecimiento y Sensibilización de Capacidades Técnicas para la Transversalización de la Perspectiva de Género: Masculinidades, Afrodescendencia, Etnicidad y Discapacidad en las Políticas Públicas del Estado Venezolano	Funcionario Capacitado			4.295		15.713.057			15.713.057
115.752	Fomentar y Fortalecer la Participación Protagónica con Perspectiva de Género de las Mujeres	Mujer Organizada	16.000		16.000		6.952.607			6.952.607
115.800	Ejecutar Acciones Estratégicas para una Venezuela con Justicia Social e Igualdad de Género y Libre de toda forma de Violencia Contra las Mujeres.	Mujer Atendida	8.480		8.480		20.857.823			20.857.823
115.804	Defensa y Atención de las Mujeres para la Igualdad de Condiciones bajo los Principios de la Justicia Social, Equitativa, Protagónica y Paritaria	Mujer Atendida	26.701		26.701		6.535.289			6.535.289
115.820	Fortalecimiento Familiar y Comunitario para la Prevención, Atención y Responsabilidad del Embarazo en Adolescentes	Niña, Niño, Adolescente y Joven	37.440	24.492	61.932		15.990.998			15.990.998

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116.022	Atención Integral a las Mujeres Privadas de Libertad para el Mejoramiento de su Calidad de Vida y Posterior Reinserción en la Sociedad.	Mujer Atendida	1.400		1.400		3.476.304			3.476.304
TOTAL							69.526.078			69.526.078

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		25.332.664			25.332.664
02	Gestión Administrativa	1.374.818	16.538.652			17.913.470
03	Previsión y Protección Social		479.405			479.405
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres		4.000.000			4.000.000
TOTAL		1.374.818	46.350.721			47.725.539

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**33**	**23**		**56**	**1.112.239**	**123.037**	**1.235.276**
Alto Nivel y de Dirección	2			2	49.382		49.382
Profesional y Técnico	18	12		30	576.182	66.373	642.555
Administrativo	9	7		16	335.955	35.740	371.695
Obrero	4	4		8	150.720	20.924	171.644
Personal Contratado	**242**	**159**		**401**	**9.240.061**		**9.240.061**
Profesional y Técnico	129	84		213	2.306.484		2.306.484
Administrativo	68	45		113	5.539.440		5.539.440
Obrero	45	30		75	1.394.137		1.394.137
TOTAL	**275**	**182**		**457**	**10.352.300**	**123.037**	**10.475.337**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**4**	**2**	**6**	**479.405**
Obrero		2	2	261.698
Empleado	4		4	217.707
TOTAL	**4**	**2**	**6**	**479.405**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	63.711.058
4.02	Materiales, suministros y mercancías	16.027.672
4.03	Servicios no personales	27.216.253
4.04	Activos reales	3.825.278
4.07	Transferencias y donaciones	5.769.594
4.08	Otros gastos	201.762
4.11	Disminución de pasivos	500.000
	TOTAL	**117.251.617**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**115.876.799**
INGRESOS CORRIENTES ORDINARIOS	115.876.799
TRANSFERENCIAS CORRIENTES	115.876.799
Transferencias corrientes del sector público	115.876.799
Transferencias corrientes internas recibidas del sector público	115.876.799
De la República (Ministerio del Poder Popular para la Mujer y la Igualdad de Género)	115.876.799
Recursos Ordinarios	115.876.799
1.2 GASTOS CORRIENTES	**112.926.339**
GASTOS DE CONSUMO	107.156.745
Remuneraciones	63.711.058
Sueldos, salarios y otras retribuciones	19.475.811
Beneficios y complementos de sueldos y salarios	20.352.250
Aportes patronales	1.008.479
Prestaciones sociales y otras indemnizaciones	7.464.576
Asistencia socioeconómica	15.409.942
Compra de bienes y servicios	37.079.981
Bienes de consumo	16.027.672
Servicios no personales	21.052.309
Impuestos indirectos	6.163.944
Depreciación y amortización	201.762
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.769.594
Al sector privado	5.724.914
Transferencias corrientes al sector privado	479.405
Directas a personas	479.405
Jubilaciones y otros beneficios asociados	479.405
Donaciones corrientes al sector privado	5.245.509
Donaciones a personas	5.245.509
Al sector público	44.680
Transferencias corrientes al sector público	44.680
A los entes descentralizados sin fines empresariales para sus gastos	44.680
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.950.460**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.152.222**
RECURSOS PROPIOS DE CAPITAL	3.152.222
Ahorro en cuenta corriente	2.950.460
Incremento de la depreciación y amortización acumuladas	201.762
2.2 GASTOS DE CAPITAL	**3.825.278**
INVERSIÓN REAL DIRECTA	3.825.278
Formación bruta de capital fijo	3.825.278
Maquinaria, equipos y otros bienes muebles	3.825.278
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(673.056)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.173.056**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.173.056
Disminución de otros activos financieros	1.173.056
Disminución de disponibilidades	1.173.056
Disminución de bancos	1.173.056
3.2 APLICACIONES FINANCIERAS	**1.173.056**
DISMINUCIÓN DE PASIVOS	500.000
Disminución de cuentas y efectos por pagar	500.000
Disminución de cuentas y efectos por pagar a corto plazo	500.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	500.000
DÉFICIT FINANCIERO	673.056

60
Ministerio del Poder Popular de Planificación y Finanzas

Ministerio del Poder Popular de Planificación y Finanzas

A0121 Superintendencia de las Instituciones del Sector Bancario
A0122 Servicio Autónomo de Prestaciones Sociales de los Organismos de la Administración Central
A0123 Servicio Nacional Integrado de Administración Aduanera y Tributaria (SENIAT)
A0185 Superintendencia Nacional de Valores
A0325 Fundación Escuela de Gerencia Social (FEGS)
A0455 Fundación Escuela Venezolana de Planificación
A0463 Fundación Banco de Comercio Exterior (FUNDABANCOEX)
A0653 Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná (CORPOTULIPA)
A0806 Fondo de Protección Social de los Depósitos Bancarios (FOGADE)
A0955 Servicio Autónomo Comisión Nacional de Loterías (CONALOT)
A1370 Superintendencia de la Actividad Aseguradora
A1377 Bolsa Pública de Valores Bicentenaria

A0121

Superintendencia de las Instituciones del Sector Bancario

SUPERINTENDENCIA DE LAS INSTITUCIONES DEL SECTOR BANCARIO (SUDEBAN)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Superintendencia de las Instituciones del Sector Bancario (SUDEBAN), es el órgano rector de la supervisión, fiscalización, regulación y control de los entes sometidos a su control, institución al servicio del Estado y de las personas, cuya actuación dará preferencia a la atención de los requerimientos de la población y a la satisfacción de sus necesidades, debiendo asegurar a los ciudadanos sus derechos, cuando se relacionen con ella. Además, tiene entre sus objetivos, la mejora continúa de los procedimientos y servicios administrativos, conforme a las políticas fijadas por el Ejecutivo Nacional, teniendo en cuenta los recursos disponibles.

Los ingresos de SUDEBAN, están conformados por las contribuciones especiales provenientes de las instituciones supervisadas y los aportes presupuestarios que le asigne el Ministerio con competencia en materia de Finanzas, según lo establecido en los artículos 168 y 169 del Decreto con Rango, Valor y Fuerza de Ley de Reforma Parcial de la Ley de Instituciones del Sector Bancario, así como los ingresos por actividades propias, generados por la venta de publicaciones y los intereses por colocaciones a plazo y cuenta corriente. El presupuesto de gastos estimado para el año 2012, responde a las necesidades detectadas, formulándose al efecto dos (2) proyectos, orientando la programación de las metas físicas, de acuerdo con los siguientes planteamientos:

- Supervisión Bancaria: SUDEBAN fortalecerá la supervisión, a través de la incorporación de dos tipos de inspecciones, adicionales a las que tradicionalmente se realizan, una referida a evaluar el riesgo bancario y otra a evaluar la calidad del servicio.

- Nueva Sede: Tiene como propósito, acondicionar la nueva sede de SUDEBAN, a fin de garantizar el correcto funcionamiento de sistemas, equipos, seguridad de la información, seguridad integral, seguridad y salud laboral, mediante el uso óptimo de los recursos, mejorando el impacto ambiental para el desempeño de sus funciones y brindando un servicio acorde a las necesidades del sistema financiero.

A través de las políticas de coberturas de los servicios a prestar por la Institución, se logrará:

- Efectuar la supervisión, regulación e inspección de las instituciones financieras, a través del proceso de supervisión integral y la emisión de normas preventivas, con el objeto de preservar los intereses de los depositantes y coadyuvar a la estabilidad del sistema financiero.

- Generalizar en forma clara y transparente, la información sobre el sistema bancario, que genera la Institución.

- Proporcionar al público en general, la atención integral, oportuna y efectiva, en materia de denuncias, reclamos y consultas, relacionadas con las operaciones del sistema bancario, con el objetivo de garantizar el cumplimiento de las necesidades sociales, económicas y de justicia de los ciudadanos y ciudadanas del Estado venezolano. Así como, atender los lineamientos del Ejecutivo Nacional, en cuanto a que los organismos públicos, deban diseñar proyectos que promuevan la conciencia del deber social, mediante el trabajo comunitario o servicio voluntario de sus trabajadores.

- Atender los requerimientos de la información financiera, formulados por el Ministerio Público y demás órganos de investigación penal competentes, a objeto de prevenir e investigar los delitos relacionados con la delincuencia organizada.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**606.060.798**
INGRESOS CORRIENTES ORDINARIOS	606.060.798
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	40.000
Venta de otros bienes y servicios	40.000
INGRESOS DE LA PROPIEDAD	6.000.000
Intereses	6.000.000
Intereses internos	6.000.000
Intereses por depósitos	6.000.000
TRANSFERENCIAS CORRIENTES	600.020.798
Transferencias corrientes internas recibidas del sector privado	398.520.406
De empresas privadas	398.520.406
Transferencias corrientes del sector público	201.500.392
Transferencias corrientes internas recibidas del sector público	201.500.392
De los entes descentralizados financieros bancarios	201.500.392
INGRESOS DE CAPITAL	**10.586.444**
RECURSOS PROPIOS DE CAPITAL	10.586.444
Incremento de la depreciación y amortización acumuladas	10.586.444
TOTAL RECURSOS	**616.647.242**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**508.706.204**
GASTOS DE CONSUMO	452.857.924
Remuneraciones	353.130.953
Sueldos, salarios y otras retribuciones	142.034.381
Beneficios y complementos de sueldos y salarios	116.751.506
Aportes patronales	10.665.783
Prestaciones sociales y otras indemnizaciones	33.216.845
Asistencia socioeconómica	50.462.438
Compra de bienes y servicios	68.146.722
Bienes de consumo	15.887.057
Servicios no personales	52.259.665
Impuestos indirectos	20.993.805
Depreciación y amortización	10.586.444
TRANSFERENCIAS Y DONACIONES CORRIENTES	55.848.280
Al sector privado	36.923.462
Transferencias corrientes al sector privado	12.510.973
Directas a personas	12.510.973
Pensiones y otros beneficios asociados	4.531.216
Jubilaciones y otros beneficios asociados	7.979.757
Donaciones corrientes al sector privado	24.412.489
Donaciones a personas	21.412.489
Donaciones a instituciones sin fines de lucro	3.000.000
Al sector público	18.752.818
Donaciones corrientes al sector público	18.752.818
A la República	9.219.806
A los entes descentralizados sin fines empresariales	8.533.012
Al Poder Estadal	500.000
Al Poder Municipal	500.000
Al sector externo	172.000
Transferencias corrientes al exterior	172.000
A organismos internacionales	172.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS DE CAPITAL	**91.769.442**
INVERSIÓN REAL DIRECTA	91.769.442
Formación bruta de capital fijo	86.886.162
Maquinaria, equipos y otros bienes muebles	59.966.548
Construcciones de bienes de dominio privado	26.919.614
Bienes intangibles	4.883.280
APLICACIONES FINANCIERAS	**16.171.596**
DISMINUCIÓN DE PASIVOS	16.171.596
Disminución de cuentas y efectos por pagar	7.602.596
Disminución de cuentas y efectos por pagar a corto plazo	7.602.596
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.000.000
Disminución de aportes patronales y retenciones laborales por pagar	350.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	350.000
Disminución cuentas por pagar a proveedores a corto plazo	600.000
Disminución cuentas por pagar a contratistas a corto plazo	3.652.596
Disminución de otros pasivos	8.569.000
Disminución de provisiones y reservas técnicas	8.569.000
Disminución de provisiones	8.569.000
Disminución de otras provisiones	8.569.000
TOTAL GASTOS	**616.647.242**

RESUMEN DE PROYECTOS DEL ENTE DE EJECUCIÓN MULTIANUAL
(En Bolívares)

Código	Denominación	Fecha Inicio	Fecha Fin	Acumulado al 31/12/2011	Presupuesto 2012	2013	Posteriores	Total
86.473	*Nueva Sede*	15-01-2007	31-08-2012	218.839.037	16.083.808			234.922.845
TOTAL				**218.839.037**	**16.083.808**			**234.922.845**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
86.473	Nueva Sede	Porcentaje			100	16.083.808				16.083.808
116.055	Supervisión Bancaria	Porcentaje			55	129.088.874				129.088.874
TOTAL						**145.172.682**				**145.172.682**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	228.542.079				228.542.079
02	Gestión Administrativa	230.421.508				230.421.508
03	Previsión y Protección Social	12.510.973				12.510.973
TOTAL		**471.474.560**				**471.474.560**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**470**	**384**	**51**	**905**	**60.067.016**		**60.067.016**
Alto Nivel y de Dirección		1		1	146.856		146.856
Directivo	19	7	10	36	7.755.683		7.755.683
Profesional y Técnico	297	207	37	541	40.344.602		40.344.602
Administrativo	130	130	4	264	10.046.757		10.046.757
Obrero	24	39		63	1.773.118		1.773.118
Personal Contratado			**30**	**30**	**1.800.000**		**1.800.000**
Profesional y Técnico			30	30	1.800.000		1.800.000
TOTAL	**470**	**384**	**81**	**935**	**61.867.016**		**61.867.016**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**9**	**3**	**12**	**4.531.216**
Empleado	9	3	12	4.531.216
Jubilados	**10**	**16**	**26**	**7.979.757**
Empleado	10	16	26	7.979.757
TOTAL	**19**	**19**	**38**	**12.510.973**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	353.130.953
4.02	Materiales, suministros y mercancías	15.887.057
4.03	Servicios no personales	73.253.470
4.04	Activos reales	91.769.442
4.07	Transferencias y donaciones	55.848.280
4.08	Otros gastos	10.586.444
4.11	Disminución de pasivos	16.171.596
	TOTAL	**616.647.242**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**606.060.798**
INGRESOS CORRIENTES ORDINARIOS	606.060.798
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	40.000
Venta de otros bienes y servicios	40.000
INGRESOS DE LA PROPIEDAD	6.000.000
Intereses	6.000.000
Intereses internos	6.000.000
Intereses por depósitos	6.000.000
TRANSFERENCIAS CORRIENTES	600.020.798
Transferencias corrientes internas recibidas del sector privado	398.520.406
De empresas privadas	398.520.406
Transferencias corrientes del sector público	201.500.392
Transferencias corrientes internas recibidas del sector público	201.500.392
De los entes descentralizados financieros bancarios	201.500.392
1.2 GASTOS CORRIENTES	**508.706.204**
GASTOS DE CONSUMO	452.857.924
Remuneraciones	353.130.953
Sueldos, salarios y otras retribuciones	142.034.381
Beneficios y complementos de sueldos y salarios	116.751.506
Aportes patronales	10.665.783
Prestaciones sociales y otras indemnizaciones	33.216.845
Asistencia socioeconómica	50.462.438
Compra de bienes y servicios	68.146.722
Bienes de consumo	15.887.057
Servicios no personales	52.259.665
Impuestos indirectos	20.993.805
Depreciación y amortización	10.586.444

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
TRANSFERENCIAS Y DONACIONES CORRIENTES	55.848.280
Al sector privado	36.923.462
Transferencias corrientes al sector privado	12.510.973
Directas a personas	12.510.973
Pensiones y otros beneficios asociados	4.531.216
Jubilaciones y otros beneficios asociados	7.979.757
Donaciones corrientes al sector privado	24.412.489
Donaciones a personas	21.412.489
Donaciones a instituciones sin fines de lucro	3.000.000
Al sector público	18.752.818
Donaciones corrientes al sector público	18.752.818
A la República	9.219.806
A los entes descentralizados sin fines empresariales	8.533.012
Al Poder Estadal	500.000
Al Poder Municipal	500.000
Al sector externo	172.000
Transferencias corrientes al exterior	172.000
A organismos internacionales	172.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**97.354.594**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**107.941.038**
RECURSOS PROPIOS DE CAPITAL	107.941.038
Ahorro en cuenta corriente	97.354.594
Incremento de la depreciación y amortización acumuladas	10.586.444
2.2 GASTOS DE CAPITAL	**91.769.442**
INVERSIÓN REAL DIRECTA	91.769.442
Formación bruta de capital fijo	86.886.162
Maquinaria, equipos y otros bienes muebles	59.966.548
Construcciones de bienes de dominio privado	26.919.614
Bienes intangibles	4.883.280
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**16.171.596**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**16.171.596**
SUPERÁVIT FINANCIERO	16.171.596
3.2 APLICACIONES FINANCIERAS	**16.171.596**
DISMINUCIÓN DE PASIVOS	16.171.596
Disminución de cuentas y efectos por pagar	7.602.596
Disminución de cuentas y efectos por pagar a corto plazo	7.602.596
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.000.000
Disminución de aportes patronales y retenciones laborales por pagar	350.000
Disminución de aportes patronales y retenciones laborales por pagar al seguro vida, accidentes personales, hospitalización, cirugía, maternidad (HCM) y gastos funerarios	350.000
Disminución cuentas por pagar a proveedores a corto plazo	600.000
Disminución cuentas por pagar a contratistas a corto plazo	3.652.596
Disminución de otros pasivos	8.569.000
Disminución de provisiones y reservas técnicas	8.569.000
Disminución de provisiones	8.569.000
Disminución de otras provisiones	8.569.000

A0122

Servicio Autónomo de Prestaciones Sociales de los Organismos de la Administración Central

SERVICIO AUTÓNOMO DE PRESTACIONES SOCIALES DE LOS ORGANISMOS DE LA ADMINISTRACIÓN CENTRAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Al Servicio Autónomo de Prestaciones Sociales de los Organismos de la Administración Central, dentro de las orientaciones de las políticas internas del Ministerio del Poder Popular de Planificación y Finanzas, le corresponde asegurar el pago de prestaciones sociales e intereses, sobre prestaciones sociales (fideicomiso), al personal empleado, obrero y docente, egresado de los diferentes organismos que integran la Administración Central, conforme a las disposiciones contenidas en la Ley Orgánica del Trabajo, Ley de Carrera Administrativa, Leyes Especiales de igual naturaleza y convención colectiva.

La Institución atenderá el pago de las prestaciones sociales e intereses al personal empleado, obrero y docente, que ha concluido su relación laboral y cuya liquidación y trámite para el pago de las prestaciones sociales, se encuentra pendiente en el organismo del cual egresó el trabajador. Asimismo, gestionará la liberación de los recursos correspondientes a fideicomisos laborales, aperturados en los diferentes entes financieros, a fin de garantizar que el servidor público, disponga del monto de sus prestaciones sociales oportunamente, una vez que haya egresado de la Administración Pública.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**260.420.000**
INGRESOS CORRIENTES ORDINARIOS	260.420.000
TRANSFERENCIAS CORRIENTES	260.000.000
Transferencias corrientes del sector público	260.000.000
Transferencias corrientes internas recibidas del sector público	260.000.000
De la República	260.000.000
OTROS INGRESOS	420.000
Otros ingresos ordinarios	420.000
TOTAL RECURSOS	**260.420.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**260.420.000**
DISMINUCIÓN DE PASIVOS	260.420.000
Obligaciones de ejercicios anteriores	260.420.000
Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	260.420.000
TOTAL GASTOS	**260.420.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116.195	Tramitación y Pago de Prestaciones Sociales de los Trabajadores Egresados de la Administración Central	Expediente			5.197	420.000	260.000.000			260.420.000
TOTAL						**420.000**	**260.000.000**			**260.420.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.11	Disminución de pasivos	260.420.000
	TOTAL	**260.420.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**260.420.000**
INGRESOS CORRIENTES ORDINARIOS	260.420.000
TRANSFERENCIAS CORRIENTES	260.000.000
Transferencias corrientes del sector público	260.000.000
Transferencias corrientes internas recibidas del sector público	260.000.000
De la República (Ministerio del Poder Popular de Planificación y Finanzas)	260.000.000
Recursos Ordinarios	260.000.000
OTROS INGRESOS	420.000
Otros ingresos ordinarios	420.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**260.420.000**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**260.420.000**
RECURSOS PROPIOS DE CAPITAL	260.420.000
Ahorro en cuenta corriente	260.420.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**260.420.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**260.420.000**
SUPERÁVIT FINANCIERO	260.420.000
3.2 APLICACIONES FINANCIERAS	**260.420.000**
DISMINUCIÓN DE PASIVOS	260.420.000
Obligaciones de ejercicios anteriores	260.420.000
Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	260.420.000

A0123

Servicio Nacional Integrado de Administración Aduanera y Tributaria (SENIAT)

SERVICIO NACIONAL INTEGRADO DE ADMINISTRACIÓN ADUANERA Y TRIBUTARIA (SENIAT)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Servicio Nacional Integrado de Administración Aduanera y Tributaria (SENIAT), acatando las instrucciones emitidas por el ciudadano Comandante Presidente de la República Bolivariana de Venezuela, Hugo Rafael Chávez Frías, referidas a la revisión, rectificación y reimpulso, partiendo del enfoque estratégico planteado en las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista 2007-2013 y respondiendo a los objetivos estratégicos del SENIAT, se plantea para el ejercicio fiscal 2012 la ejecución de la fase de fortalecimiento de los Proyectos "Sistema Tributario Socialista" y "Sistema Aduanero Socialista". Para ello, se incorporarán normas, procedimientos, técnicas y gestión sistematizada y planificada, que siente las bases para lograr los objetivos definidos en el marco de la transformación revolucionaria del Servicio.

En consecuencia, el SENIAT elaboró el Presupuesto mediante la articulación de los proyectos, acciones centralizadas y las acciones específicas, que conforman el Plan Operativo Anual Institucional 2012, en concordancia con las políticas, lineamientos y directrices emanados del Ministerio del Poder Popular de Planificación y Finanzas y de la Oficina Nacional de Presupuesto, de acuerdo a lo establecido en el Decreto N° 6.649 de fecha 25 de marzo de 2009, mediante el cuál se dictó el Instructivo Presidencial para la Eliminación del Gasto Suntuario o Superfluo en el Sector Público Nacional. Asimismo, se incorporó la nueva Acción Centralizada "Protección y Atención Integral a las Familias y Personas en Refugios en Caso de Emergencias y Desastres"; de conformidad con lo establecido en la Ley Especial de Refugios Dignos para Proteger a la Población en Caso de Emergencias o Desastres, lo cual permitirá continuar brindando atención a las familias y personas, que habitan el refugio que tiene asignado el SENIAT para estos fines, en el cual se promueve la conciencia del deber social, mediante el servicio voluntario de los trabajadores y trabajadoras de la institución.

Los proyectos contemplados son los siguientes:

Sistema Tributario Socialista: Reorienta la gestión de fiscalización y el cobro, incorporando procesos que permitan erradicar las prácticas más complejas de evasión fiscal e impago de las obligaciones tributarias.

Sistema Aduanero Socialista: Articula el control aduanero con la visión de seguridad y soberanía integral de la Nación, aplicando procesos que regulen el ingreso y salida de mercancías y bienes, en atención a las políticas dictadas por el Ejecutivo Nacional.

El SENIAT, plantea para el ejercicio fiscal 2012, avanzar a la ejecución de la fase de fortalecimiento de estos Proyectos, para lo cual desarrollará una serie de acciones, que permitirán avanzar hacia la consolidación de los cambios revolucionarios de la Institución, a saber:

- Ejecución de fiscalizaciones.
- Sustanciación del sumario administrativo.
- Ejecución del control extensivo de contribuyentes y responsables.
- Ejecución del cobro de deudas tributarias.
- Elaboración de modelos de análisis del fraude fiscal.
- Construcción de la cuenta integral aduanera y tributaria.
- Consolidación del Registro Único de Información Fiscal.
- Ejecución del almacenamiento de los bienes objetos de embargo.
- Adecuación del marco normativo aduanero a la visión socialista.
- Reconocimiento de mercancías.
- Fortalecimiento del control de origen de las mercancías.
- Gestión dinámica del riesgo en mercancías.
- Intensificación de las actuaciones de control aduanero.
- Implantación de normas técnicas para el almacenamiento de mercancías.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**2.922.348.427**
INGRESOS CORRIENTES ORDINARIOS	2.922.348.427
INGRESOS NO TRIBUTARIOS	812.216.114
Tasas	812.216.114
INGRESOS DE LA PROPIEDAD	3.750.313
Intereses	3.750.313
Intereses internos	3.750.313
Intereses por depósitos	3.750.313
TRANSFERENCIAS CORRIENTES	2.106.382.000
Transferencias corrientes del sector público	2.106.382.000
Transferencias corrientes internas recibidas del sector público	2.106.382.000
De la República	2.106.382.000
INGRESOS DE CAPITAL	**28.109.308**
RECURSOS PROPIOS DE CAPITAL	28.109.308
Incremento de la depreciación y amortización acumuladas	28.109.308
FUENTES DE FINANCIAMIENTO	**153.300.763**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	153.300.763
Disminución de otros activos financieros	153.300.763
Disminución de disponibilidades	153.300.763
Disminución de caja	153.300.763
TOTAL RECURSOS	**3.103.758.498**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**2.846.568.771**
GASTOS DE CONSUMO	2.659.091.930
Remuneraciones	1.936.979.585
Sueldos, salarios y otras retribuciones	566.730.354
Beneficios y complementos de sueldos y salarios	646.744.913
Aportes patronales	53.038.623
Prestaciones sociales y otras indemnizaciones	340.454.854
Asistencia socioeconómica	296.484.513
Otros gastos de personal	33.526.328
Compra de bienes y servicios	625.080.385
Bienes de consumo	116.158.032
Servicios no personales	508.922.353
Impuestos indirectos	68.922.652
Depreciación y amortización	28.109.308
TRANSFERENCIAS Y DONACIONES CORRIENTES	187.476.841
Al sector privado	187.476.841
Transferencias corrientes al sector privado	169.402.415
Directas a personas	169.402.415
Pensiones y otros beneficios asociados	11.327.798
Jubilaciones y otros beneficios asociados	157.629.617
Otras transferencias directas a personas	445.000
Donaciones corrientes al sector privado	18.074.426
Donaciones a personas	18.074.426
GASTOS DE CAPITAL	**100.138.651**
INVERSIÓN REAL DIRECTA	100.138.651
Formación bruta de capital fijo	99.668.654
Maquinaria, equipos y otros bienes muebles	45.445.743
Construcciones de bienes de dominio privado	54.222.911
Bienes intangibles	469.997
APLICACIONES FINANCIERAS	**157.051.076**
DISMINUCIÓN DE PASIVOS	157.051.076
Disminución de cuentas y efectos por pagar	157.051.076
Disminución de cuentas y efectos por pagar a corto plazo	157.051.076
Disminución de sueldos, salarios y otras remuneraciones por pagar	27.999.996
Disminución cuentas por pagar a proveedores a corto plazo	129.051.080
TOTAL GASTOS	**3.103.758.498**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116.300	Sistema Aduanero Socialista Segunda Fase Fortalecimiento	Operación			482.802	17.385.011				17.385.011
116.302	Sistema Tributario Socialista Segunda Fase Fortalecimiento	Resolución Pagada			1.000	22.543.838				22.543.838
TOTAL						**39.928.849**				**39.928.849**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		1.936.979.585			1.936.979.585
02	Gestión Administrativa	952.263.344				952.263.344
03	Previsión y Protección Social		169.402.415			169.402.415
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	5.184.305				5.184.305
TOTAL		**957.447.649**	**2.106.382.000**			**3.063.829.649**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**5.368**	**4.018**		**9.386**	**265.094.313**	**12.651.507**	**277.745.820**
Alto Nivel y de Dirección		1		1	122.155		122.155
Directivo	170	228		398	12.639.766		12.639.766
Profesional y Técnico	3.471	2.885		6.356	151.677.194		151.677.194
Administrativo	1.363	410		1.773	88.478.363		88.478.363
Obrero	364	494		858	12.176.835	12.651.507	24.828.342
Personal Contratado	**249**	**212**		**461**	**9.215.602**		**9.215.602**
Profesional y Técnico	249	212		461	9.215.602		9.215.602
TOTAL	**5.617**	**4.230**		**9.847**	**274.309.915**	**12.651.507**	**286.961.422**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**123**	**40**	**163**	**11.327.798**
Empleado	123	40	163	11.327.798
Jubilados	**836**	**561**	**1.397**	**157.629.617**
Empleado	836	561	1.397	157.629.617
TOTAL	**959**	**601**	**1.560**	**168.957.415**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	1.936.979.585
4.02	Materiales, suministros y mercancías	116.158.032
4.03	Servicios no personales	577.845.005
4.04	Activos reales	100.138.651
4.07	Transferencias y donaciones	187.476.841
4.08	Otros gastos	28.109.308
4.11	Disminución de pasivos	157.051.076
	TOTAL	**3.103.758.498**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.922.348.427**
INGRESOS CORRIENTES ORDINARIOS	2.922.348.427
INGRESOS NO TRIBUTARIOS	**812.216.114**
INGRESOS NO TRIBUTARIOS	812.216.114
Tasas	812.216.114
INGRESOS DE LA PROPIEDAD	3.750.313
Intereses	3.750.313
Intereses internos	3.750.313
Intereses por depósitos	3.750.313
TRANSFERENCIAS CORRIENTES	2.106.382.000
Transferencias corrientes del sector público	2.106.382.000
Transferencias corrientes internas recibidas del sector público	2.106.382.000
De la República (Ministerio del Poder Popular de Planificación y Finanzas)	2.106.382.000
Recursos Ordinarios	2.056.382.000
Otras Fuentes	50.000.000
1.2 GASTOS CORRIENTES	**2.846.568.771**
GASTOS DE CONSUMO	2.659.091.930
Remuneraciones	1.936.979.585
Sueldos, salarios y otras retribuciones	566.730.354
Beneficios y complementos de sueldos y salarios	646.744.913
Aportes patronales	53.038.623
Prestaciones sociales y otras indemnizaciones	340.454.854
Asistencia socioeconómica	296.484.513
Otros gastos de personal	33.526.328
Compra de bienes y servicios	625.080.385
Bienes de consumo	116.158.032
Servicios no personales	508.922.353
Impuestos indirectos	68.922.652
Depreciación y amortización	28.109.308
TRANSFERENCIAS Y DONACIONES CORRIENTES	187.476.841
Al sector privado	187.476.841
Transferencias corrientes al sector privado	169.402.415
Directas a personas	169.402.415

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Pensiones y otros beneficios asociados	11.327.798
Jubilaciones y otros beneficios asociados	157.629.617
Otras transferencias directas a personas	445.000
Donaciones corrientes al sector privado	18.074.426
Donaciones a personas	18.074.426
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**75.779.656**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**103.888.964**
RECURSOS PROPIOS DE CAPITAL	103.888.964
Ahorro en cuenta corriente	75.779.656
Incremento de la depreciación y amortización acumuladas	28.109.308
2.2 GASTOS DE CAPITAL	**100.138.651**
INVERSIÓN REAL DIRECTA	100.138.651
Formación bruta de capital fijo	99.668.654
Maquinaria, equipos y otros bienes muebles	45.445.743
Construcciones de bienes de dominio privado	54.222.911
Bienes intangibles	469.997
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**3.750.313**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**157.051.076**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	153.300.763
Disminución de otros activos financieros	153.300.763
Disminución de disponibilidades	153.300.763
Disminución de caja	153.300.763
SUPERÁVIT FINANCIERO	3.750.313
3.2 APLICACIONES FINANCIERAS	**157.051.076**
DISMINUCIÓN DE PASIVOS	157.051.076
Disminución de cuentas y efectos por pagar	157.051.076
Disminución de cuentas y efectos por pagar a corto plazo	157.051.076
Disminución de sueldos, salarios y otras remuneraciones por pagar	27.999.996
Disminución cuentas por pagar a proveedores a corto plazo	129.051.080

A0185

Superintendencia Nacional de Valores

SUPERINTENDENCIA NACIONAL DE VALORES

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Superintendencia Nacional de Valores (SUNAVAL), bajo la tutela administrativa del Ministerio del Poder Popular de Planificación y Finanzas, es un ente encargado de regular y supervisar el funcionamiento del mercado de valores, para estimular el desarrollo productivo del país, bajo la vigilancia y coordinación del órgano superior del Sistema Financiero Nacional.

La política presupuestaria de la Superintendencia Nacional de Valores, está vinculada al Plan de Desarrollo Económico y Social de la Nación 2007-2013, particularmente a la estrategia "Mejorar sustancialmente la distribución de la riqueza y el ingreso", a través de la promoción del ahorro interno con equidad.

En este sentido, la Superintendencia Nacional de Valores, pretende estimular y promover la incorporación de pequeños y medianos ahorristas, así como las PYMES, al mercado de valores nacional, garantizando la transparencia del mismo, mejorando y fortaleciendo los sistemas de regulación y control de los emisores e intermediarios de títulos valores, así como la promoción y difusión de las bondades del mercado de valores y la capacitación del público en general en esta materia.

Para ello, SUNAVAL velará por la transparencia del mercado de valores y la protección de los inversores, asegurando la mayor difusión de información financiera y el cumplimiento, por parte de los entes intermediarios y emisores del mercado, de estándares internacionales de actuación y conducta y de los principios de buen gobierno. Estos entes son:

- Empresas emisoras.
- Entidades de inversión colectiva de capital cerrado (turísticas) y entidades de inversión colectiva de capital abierto (inmobiliarias) y sus sociedades administradoras.
- Corredores públicos de títulos valores, asesores de inversión y contadores inscritos ante el Registro Nacional de Valores.
- Casas de bolsa, sociedades de corretaje, bolsas de valores, bolsas de productos agrícolas, cajas de valores, calificadoras de riesgo, agentes de traspaso y cámaras de compensación de opciones y futuros.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**72.941.481**
INGRESOS CORRIENTES ORDINARIOS	72.941.481
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.500
Venta de otros bienes y servicios	1.500
INGRESOS DE LA PROPIEDAD	100.000
Intereses	100.000
Intereses internos	100.000
Intereses por depósitos	100.000
TRANSFERENCIAS CORRIENTES	72.839.981
Transferencias corrientes internas recibidas del sector privado	3.398.500
De empresas privadas	3.398.500
Transferencias corrientes del sector público	69.441.481
Transferencias corrientes internas recibidas del sector público	69.441.481
De la República	69.441.481
INGRESOS DE CAPITAL	**550.000**
RECURSOS PROPIOS DE CAPITAL	550.000
Incremento de la depreciación y amortización acumuladas	550.000
FUENTES DE FINANCIAMIENTO	**7.530.012**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	7.530.012
Disminución de otros activos financieros	7.530.012
Disminución de disponibilidades	7.530.012
Disminución de bancos	7.530.012
TOTAL RECURSOS	**81.021.493**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**76.175.330**
GASTOS DE CONSUMO	69.675.330
Remuneraciones	60.213.060
Sueldos, salarios y otras retribuciones	30.790.405
Beneficios y complementos de sueldos y salarios	13.933.635
Aportes patronales	1.131.500
Prestaciones sociales y otras indemnizaciones	3.998.000
Asistencia socioeconómica	10.223.520
Otros gastos de personal	136.000
Compra de bienes y servicios	7.789.670
Bienes de consumo	2.859.700
Servicios no personales	4.929.970
Impuestos indirectos	1.122.600
Depreciación y amortización	550.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.500.000
Al sector privado	6.360.000
Transferencias corrientes al sector privado	3.000.000
Directas a personas	3.000.000
Pensiones y otros beneficios asociados	466.000
Jubilaciones y otros beneficios asociados	2.534.000
Donaciones corrientes al sector privado	3.360.000
Donaciones a personas	1.560.000
Donaciones a instituciones sin fines de lucro	1.800.000
Al sector externo	140.000
Transferencias corrientes al exterior	140.000
A organismos internacionales	140.000
GASTOS DE CAPITAL	**4.664.163**
INVERSIÓN REAL DIRECTA	4.664.163
Formación bruta de capital fijo	3.364.163
Maquinaria, equipos y otros bienes muebles	3.364.163
Bienes intangibles	1.300.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**182.000**
DISMINUCIÓN DE PASIVOS	182.000
Disminución de cuentas y efectos por pagar	182.000
Disminución de cuentas y efectos por pagar a corto plazo	182.000
Disminución de efectos por pagar a proveedores a corto plazo	182.000
TOTAL GASTOS	**81.021.493**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116.156	Promoción y Difusión del Mercado de Valores	Conferencia			11		11.822.598			11.822.598
116.157	Mejoramiento y Fortalecimiento de la Fiscalización, Supervisión y Regulación del Mercado de Valores	Auditoría			3.252		19.613.865			19.613.865
TOTAL							**31.436.463**			**31.436.463**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	6.000.000	23.468.767			29.468.767
02	Gestión Administrativa	4.080.012	13.036.251			17.116.263
03	Previsión y Protección Social	1.500.000	1.500.000			3.000.000
TOTAL		**11.580.012**	**38.005.018**			**49.585.030**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**77**	**43**	**76**	**196**	**7.820.000**	**1.900.000**	**9.720.000**
Alto Nivel y de Dirección		1		1	52.000		52.000
Directivo	5	9	3	17	498.200		498.200
Profesional y Técnico	49	10	61	120	4.951.663	1.373.494	6.325.157
Administrativo	23	15	8	46	1.898.137	526.506	2.424.643
Obrero		8	4	12	420.000		420.000
Personal Contratado	**1**	**3**	**20**	**24**	**1.420.000**		**1.420.000**
Profesional y Técnico	1	3	20	24	1.420.000		1.420.000
TOTAL	**78**	**46**	**96**	**220**	**9.240.000**	**1.900.000**	**11.140.000**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados		**4**	**4**	**466.000**
Obrero		4	4	466.000
Jubilados	**8**	**8**	**16**	**2.534.000**
Empleado	8	8	16	2.534.000
TOTAL	**8**	**12**	**20**	**3.000.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	60.213.060
4.02	Materiales, suministros y mercancías	2.859.700
4.03	Servicios no personales	6.052.570
4.04	Activos reales	4.664.163
4.07	Transferencias y donaciones	6.500.000
4.08	Otros gastos	550.000
4.11	Disminución de pasivos	182.000
	TOTAL	**81.021.493**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**72.941.481**
INGRESOS CORRIENTES ORDINARIOS	72.941.481
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.500
Venta de otros bienes y servicios	1.500
INGRESOS DE LA PROPIEDAD	100.000
Intereses	100.000
Intereses internos	100.000
Intereses por depósitos	100.000
TRANSFERENCIAS CORRIENTES	72.839.981
Transferencias corrientes internas recibidas del sector privado	3.398.500
De empresas privadas	3.398.500
Transferencias corrientes del sector público	69.441.481
Transferencias corrientes internas recibidas del sector público	69.441.481
De la República (Ministerio del Poder Popular de Planificación y Finanzas)	69.441.481
Recursos Ordinarios	69.441.481
1.2 GASTOS CORRIENTES	**76.175.330**
GASTOS DE CONSUMO	69.675.330
Remuneraciones	60.213.060
Sueldos, salarios y otras retribuciones	30.790.405
Beneficios y complementos de sueldos y salarios	13.933.635
Aportes patronales	1.131.500
Prestaciones sociales y otras indemnizaciones	3.998.000
Asistencia socioeconómica	10.223.520
Otros gastos de personal	136.000
Compra de bienes y servicios	7.789.670
Bienes de consumo	2.859.700
Servicios no personales	4.929.970
Impuestos indirectos	1.122.600
Depreciación y amortización	550.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
TRANSFERENCIAS Y DONACIONES CORRIENTES	6.500.000
Al sector privado	6.360.000
Transferencias corrientes al sector privado	3.000.000
Directas a personas	3.000.000
Pensiones y otros beneficios asociados	466.000
Jubilaciones y otros beneficios asociados	2.534.000
Donaciones corrientes al sector privado	3.360.000
Donaciones a personas	1.560.000
Donaciones a instituciones sin fines de lucro	1.800.000
Al sector externo	140.000
Transferencias corrientes al exterior	140.000
A organismos internacionales	140.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(3.233.849)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(2.683.849)**
RECURSOS PROPIOS DE CAPITAL	(2.683.849)
Desahorro en cuenta corriente	(3.233.849)
Incremento de la depreciación y amortización acumuladas	550.000
2.2 GASTOS DE CAPITAL	**4.664.163**
INVERSIÓN REAL DIRECTA	4.664.163
Formación bruta de capital fijo	3.364.163
Maquinaria, equipos y otros bienes muebles	3.364.163
Bienes intangibles	1.300.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(7.348.012)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**7.530.012**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	7.530.012
Disminución de otros activos financieros	7.530.012
Disminución de disponibilidades	7.530.012
Disminución de bancos	7.530.012

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
3.2 APLICACIONES FINANCIERAS	**7.530.012**
DISMINUCIÓN DE PASIVOS	182.000
Disminución de cuentas y efectos por pagar	182.000
Disminución de cuentas y efectos por pagar a corto plazo	182.000
Disminución de efectos por pagar a proveedores a corto plazo	182.000
DÉFICIT FINANCIERO	7.348.012

A0325

Fundación Escuela de Gerencia Social (FEGS)

FUNDACIÓN ESCUELA DE GERENCIA SOCIAL (FEGS)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La política presupuestaria para el año 2012 de la Fundación Escuela de Gerencia Social (FEGS), estará dirigida a:

- Fortalecer y crear capacidades gerenciales, abarcando Redes de Atención Social, que integran esfuerzos públicos y comunitarios.
- Posicionar a la gerencia social como campo disciplinario de actuación válido, pertinente y útil al desarrollo nacional.
- Impulsar la construcción y socialización de conocimientos en el área de la gerencia social, ofreciendo metodologías, tecnologías y recursos de información, adecuados a las necesidades de nuestros usuarios.

En este orden de ideas, el presente presupuesto estará orientado al logro de los siguientes objetivos:

- Promover el desarrollo de competencias gerenciales, apropiadas para la formulación, ejecución y evaluación de políticas, programas y proyectos sociales.
- Generar conocimientos, metodologías, herramientas y prácticas destacadas en el área social, a través de actividades de investigación y asistencia técnica, dirigidas a los organismos públicos, comunidades organizadas y al sector social en general, para contribuir con ello, al incremento de sus capacidades de gestión.
- Promover el acceso a material bibliográfico y otros recursos formativos, disponibles para consulta presencial o en línea, sobre temas clave del sector social. De este modo, se brinda apoyo a programas formativos, democratizando el acceso a la información y promoviendo la socialización del conocimiento.

Tales objetivos responden a su vez, al histórico e ineludible desafío y compromiso político, asumido por el Gobierno Nacional, con las mayorías populares venezolanas, de avanzar y profundizar el desarrollo del Proyecto Socialista del Siglo XXI, enmarcándose la Fundación Escuela de Gerencia Social, en las directrices de Suprema Felicidad Social y Democracia Protagónica Revolucionaria, en concordancia con el Proyecto Nacional Simón Bolívar, en su Primer Plan Socialista del Desarrollo Económico y Social de la Nación para el período 2007 – 2013.

En tal sentido, la FEGS contará con un presupuesto de Bs. 13.335.773, de los cuales Bs. 11.385.491, provienen del aporte del Ejecutivo Nacional y Bs. 1.950.282 por recursos propios.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**11.842.491**
INGRESOS CORRIENTES ORDINARIOS	11.842.491
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	217.000
Venta de otros bienes y servicios	217.000
INGRESOS DE LA PROPIEDAD	240.000
Intereses	240.000
Intereses internos	240.000
Intereses por depósitos	240.000
TRANSFERENCIAS CORRIENTES	11.385.491
Transferencias corrientes del sector público	11.385.491
Transferencias corrientes internas recibidas del sector público	11.385.491
De la República	11.385.491
INGRESOS DE CAPITAL	**210.282**
RECURSOS PROPIOS DE CAPITAL	210.282
Incremento de la depreciación y amortización acumuladas	210.282
FUENTES DE FINANCIAMIENTO	**1.283.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.283.000
Disminución de otros activos financieros	1.283.000
Disminución de disponibilidades	1.283.000
Disminución de bancos	1.283.000
TOTAL RECURSOS	**13.335.773**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**13.085.773**
GASTOS DE CONSUMO	12.521.164
Remuneraciones	8.631.560
Sueldos, salarios y otras retribuciones	3.751.669
Beneficios y complementos de sueldos y salarios	1.716.746
Aportes patronales	394.971
Prestaciones sociales y otras indemnizaciones	653.412
Asistencia socioeconómica	2.114.762
Compra de bienes y servicios	3.149.454
Bienes de consumo	1.976.322
Servicios no personales	1.173.132
Impuestos indirectos	529.868
Depreciación y amortización	210.282
TRANSFERENCIAS Y DONACIONES CORRIENTES	564.609
Al sector privado	564.609
Transferencias corrientes al sector privado	564.609
Directas a personas	564.609
Pensiones y otros beneficios asociados	49.340
Jubilaciones y otros beneficios asociados	515.269
GASTOS DE CAPITAL	**250.000**
INVERSIÓN REAL DIRECTA	250.000
Formación bruta de capital fijo	250.000
Maquinaria, equipos y otros bienes muebles	250.000
TOTAL GASTOS	**13.335.773**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115.641	Sistematización de Experiencias de Participación y Organización Comunitaria.	Documento			1		242.126			242.126
115.691	Asistencia Técnica en el Área de Planificación y Gestión Social a las Comunidades Organizadas	Comunidad			1		277.624			277.624
115.712	La Ética Socialista y el Aparato del Estado en Venezuela	Investigación			1		432.857			432.857
115.742	Estudio del Funcionamiento y Gestión de Empresas de Propiedad Social (EPS).	Empresa			2		489.510			489.510
115.754	Fortalecimiento del Centro de Información y Documentación para Facilitar la Construcción de Conocimiento e Intercambio de Saberes.	Información			1.000	17.000	850.038			867.038
115.761	Posicionamiento de los Recursos de Información Dirigidos al Fortalecimiento de la Gestión Social y del Poder Popular.	Información			4.000		870.115			870.115
115.766	Formación para la Creación de la Institucionalidad que Contribuya al Desarrollo del Poder Popular	Taller			208	200.000	2.058.713			2.258.713
115.769	Servicio de Soporte Técnico, Mantenimiento y Actualización de la Plataforma Tecnológica Computacional	Servicio			1	208.548	884.944			1.093.492
	TOTAL					425.548	6.105.927			6.531.475

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		3.438.676			3.438.676
02	Gestión Administrativa	1.524.734	184.250			1.708.984
03	Previsión y Protección Social		564.609			564.609
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres		1.092.029			1.092.029
	TOTAL	**1.524.734**	**5.279.564**			**6.804.298**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**24**	**16**	**9**	**49**	**1.970.255**	**80.429**	**2.050.684**
Alto Nivel y de Dirección	1			1	87.543		87.543
Directivo	3	1	3	7	508.731		508.731
Profesional y Técnico	12	9	5	26	967.373	65.623	1.032.996
Administrativo	8	6	1	15	406.608	14.806	421.414
Personal Contratado	**48**	**53**	**3**	**104**	**1.159.001**		**1.159.001**
Profesional y Técnico	5	5	3	13	220.000		220.000
Docente	29	24		53	642.961		642.961
Investigación	14	24		38	296.040		296.040
TOTAL	**72**	**69**	**12**	**153**	**3.129.256**	**80.429**	**3.209.685**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1**		**1**	**49.340**
Empleado	1		1	49.340
Jubilados	**6**		**6**	**515.269**
Alto Nivel y de Dirección	1		1	167.015
Empleado	5		5	348.254
TOTAL	7		7	**564.609**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	8.631.560
4.02	Materiales, suministros y mercancías	1.976.322
4.03	Servicios no personales	1.703.000
4.04	Activos reales	250.000
4.07	Transferencias y donaciones	564.609
4.08	Otros gastos	210.282
	TOTAL	**13.335.773**

CAPÍTULO III
CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**11.842.491**
INGRESOS CORRIENTES ORDINARIOS	11.842.491
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	217.000
Venta de otros bienes y servicios	217.000
INGRESOS DE LA PROPIEDAD	240.000
Intereses	240.000
Intereses internos	240.000
Intereses por depósitos	240.000
TRANSFERENCIAS CORRIENTES	11.385.491
Transferencias corrientes del sector público	11.385.491
Transferencias corrientes internas recibidas del sector público	11.385.491
De la República (Ministerio del Poder Popular de Planificación y Finanzas)	11.385.491
Recursos Ordinarios	11.385.491
1.2 GASTOS CORRIENTES	**13.085.773**
GASTOS DE CONSUMO	12.521.164
Remuneraciones	8.631.560
Sueldos, salarios y otras retribuciones	3.751.669
Beneficios y complementos de sueldos y salarios	1.716.746
Aportes patronales	394.971
Prestaciones sociales y otras indemnizaciones	653.412
Asistencia socioeconómica	2.114.762
Compra de bienes y servicios	3.149.454
Bienes de consumo	1.976.322
Servicios no personales	1.173.132
Impuestos indirectos	529.868
Depreciación y amortización	210.282
TRANSFERENCIAS Y DONACIONES CORRIENTES	564.609
Al sector privado	564.609
Transferencias corrientes al sector privado	564.609
Directas a personas	564.609
Pensiones y otros beneficios asociados	49.340
Jubilaciones y otros beneficios asociados	515.269
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(1.243.282)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(1.033.000)**
RECURSOS PROPIOS DE CAPITAL	(1.033.000)
Desahorro en cuenta corriente	(1.243.282)
Incremento de la depreciación y amortización acumuladas	210.282
2.2 GASTOS DE CAPITAL	**250.000**
INVERSIÓN REAL DIRECTA	250.000
Formación bruta de capital fijo	250.000
Maquinaria, equipos y otros bienes muebles	250.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(1.283.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.283.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.283.000
Disminución de otros activos financieros	1.283.000
Disminución de disponibilidades	1.283.000
Disminución de Bancos	1.283.000
3.2 APLICACIONES FINANCIERAS	**1.283.000**
DÉFICIT FINANCIERO	1.283.000

A0455

Fundación Escuela Venezolana de Planificación

FUNDACIÓN ESCUELA VENEZOLANA DE PLANIFICACIÓN

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Constitución de la República Bolivariana de Venezuela, estableció con claridad los fundamentos institucionales del Sistema de Planificación Nacional, estructurando y relacionando los tres niveles ejecutivos: Nacional, Estadal y Municipal. A partir de estos planteamientos constitucionales, se han aprobado otros instrumentos legales, que conforman la estructura normativa básica, que propicia la institucionalización del desarrollo endógeno, como elemento clave del proyecto nacional venezolano, siendo estos los siguientes: la Ley Orgánica de Planificación, la Ley de los Consejos Estadales de Planificación y Coordinación de Políticas Públicas y la Ley de los Consejos Locales de Planificación y Coordinación de Políticas Públicas.

Considerando que el Estado, tiene que facilitar la participación y corresponsabilidad de la sociedad, en la planificación democrática, en cualesquiera de sus niveles ejecutivos, así como también, construir y estructurar el Sistema Nacional de Planificación Pública, se decidió oportunamente, crear un órgano público nacional, que contribuyera a implantar un estilo venezolano de planificación. En tal sentido, la Fundación Escuela Venezolana de Planificación, tiene como objetivo principal la formación y capacitación a corto, mediano y largo plazo, de proyectistas y planificadores (profesionales, técnicos y ciudadanos interesados), capaces de asumir la responsabilidad de formular y desarrollar planes.

La Fundación combina e integra, las siguientes aspiraciones:

- Formar con calidad e innovación
- Investigar para generar, divulgar y aplicar conocimientos
- Desarrollar tecnologías de la información
- Mantener una infraestructura de vanguardia
- Promover el conocimiento

Para el ejercicio económico financiero 2012, la Fundación Escuela Venezolana de Planificación, implementará una política de cobertura, a través de sus servicios, mediante la cual contempla realizar 7.031 cursos y talleres, impartiendo educación en materia de planificación, para establecer un plan de asistencia a las comunidades y a la población en general, para conformar una nueva estructura social.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**93.988.562**
INGRESOS CORRIENTES ORDINARIOS	93.988.562
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	633.840
Venta de otros bienes y servicios	633.840
INGRESOS DE OPERACIÓN	9.055.300
Otros ingresos de operación	9.055.300
INGRESOS DE LA PROPIEDAD	27.541
Intereses	27.541
Intereses internos	27.541
Intereses por depósitos	27.541
TRANSFERENCIAS CORRIENTES	84.271.881
Transferencias corrientes del sector público	84.271.881
Transferencias corrientes internas recibidas del sector público	84.271.881
De la República	84.271.881
INGRESOS DE CAPITAL	**2.549.715**
RECURSOS PROPIOS DE CAPITAL	2.549.715
Incremento de la depreciación y amortización acumuladas	2.549.715
TOTAL RECURSOS	**96.538.277**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**61.732.722**
GASTOS DE CONSUMO	61.012.722
Remuneraciones	20.553.892
Sueldos, salarios y otras retribuciones	7.819.905
Beneficios y complementos de sueldos y salarios	5.855.887
Aportes patronales	1.251.185
Prestaciones sociales y otras indemnizaciones	1.201.317
Asistencia socioeconómica	4.425.598
Compra de bienes y servicios	37.909.115
Bienes de consumo	16.469.909
Servicios no personales	21.439.206
Depreciación y amortización	2.549.715
TRANSFERENCIAS Y DONACIONES CORRIENTES	720.000
Al sector privado	720.000
Donaciones corrientes al sector privado	720.000
Donaciones a personas	720.000
GASTOS DE CAPITAL	**34.805.555**
INVERSIÓN REAL DIRECTA	34.805.555
Formación bruta de capital fijo	34.805.555
Edificios e instalaciones	21.405.555
Maquinaria, equipos y otros bienes muebles	12.600.000
Construcciones de bienes de dominio privado	800.000
TOTAL GASTOS	**96.538.277**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116.007	Formación en Materia de Planificación	Taller / Curso			7.031	633.840	10.036.457			10.670.297
116.038	Desarrollar Líneas de Investigación y Proyectos en la FEVP	Investigación			4		2.600.000			2.600.000
116.043	Mantener la Infraestructura de la Escuela Venezolana de Planificación	Mantenimiento			7	749.715	42.378.735			43.128.450
TOTAL						**1.383.555**	**55.015.192**			**56.398.747**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		13.694.715			13.694.715
02	Gestión Administrativa	10.882.841	15.561.974			26.444.815
TOTAL		**10.882.841**	**29.256.689**			**40.139.530**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Contratado	**89**	**76**		**165**	**7.807.905**		**7.807.905**
Directivo	1			1	112.975		112.975
Profesional y Técnico	26	20		46	3.087.829		3.087.829
Administrativo	14	8		22	778.578		778.578
Docente	20	20		40	2.446.400		2.446.400
Investigación	10	10		20	600.000		600.000
Obrero	18	18		36	782.123		782.123
TOTAL	**89**	**76**		**165**	**7.807.905**		**7.807.905**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	20.553.892
4.02	Materiales, suministros y mercancías	16.469.909
4.03	Servicios no personales	21.439.206
4.04	Activos reales	34.805.555
4.07	Transferencias y donaciones	720.000
4.08	Otros gastos	2.549.715
	TOTAL	**96.538.277**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**93.988.562**
INGRESOS CORRIENTES ORDINARIOS	93.988.562
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	633.840
Venta de otros bienes y servicios	633.840
INGRESOS DE OPERACIÓN	9.055.300
Otros ingresos de operación	9.055.300
INGRESOS DE LA PROPIEDAD	27.541
Intereses	27.541
Intereses internos	27.541
Intereses por depósitos	27.541
TRANSFERENCIAS CORRIENTES	84.271.881
Transferencias corrientes del sector público	84.271.881
Transferencias corrientes internas recibidas del sector público	84.271.881
De la República (Ministerio del Poder Popular de Planificación y Finanzas)	84.271.881
Recursos Ordinarios	84.271.881
1.2 GASTOS CORRIENTES	**61.732.722**
GASTOS DE CONSUMO	61.012.722
Remuneraciones	20.553.892
Sueldos, salarios y otras retribuciones	7.819.905
Beneficios y complementos de sueldos y salarios	5.855.887
Aportes patronales	1.251.185
Prestaciones sociales y otras indemnizaciones	1.201.317
Asistencia socioeconómica	4.425.598
Compra de bienes y servicios	37.909.115
Bienes de consumo	16.469.909
Servicios no personales	21.439.206
Depreciación y amortización	2.549.715
TRANSFERENCIAS Y DONACIONES CORRIENTES	720.000
Al sector privado	720.000
Donaciones corrientes al sector privado	720.000
Donaciones a personas	720.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**32.255.840**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**34.805.555**
RECURSOS PROPIOS DE CAPITAL	34.805.555
Ahorro en cuenta corriente	32.255.840
Incremento de la depreciación y amortización acumuladas	2.549.715
2.2 GASTOS DE CAPITAL	**34.805.555**
INVERSIÓN REAL DIRECTA	34.805.555
Formación bruta de capital fijo	34.805.555
Edificios e instalaciones	21.405.555
Maquinaria, equipos y otros bienes muebles	12.600.000
Construcciones de bienes de dominio privado	800.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0463

Fundación Banco de Comercio Exterior (FUNDABANCOEX)

FUNDACIÓN BANCO DE COMERCIO EXTERIOR (FUNDABANCOEX)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Banco de Comercio Exterior (FUNDABANCOEX) fue creada con la finalidad de fortalecer y masificar el desarrollo endógeno integral, con énfasis en el ámbito socio-cultural, orientado a insertar y fomentar el intercambio de los valores culturales típicos nacionales en los distintos espacios sociales; promover y apoyar la producción y exportación de valores culturales de orígenes artísticos, literarios, artesanales y musicales, particularmente, los producidos por los pueblos y comunidades indígenas, manteniendo los procesos de producción tradicional bajo los principios de cooperación, solidaridad, justo intercambio e igualdad de genero; así como, los elaborados por las industrias populares y/o empresas de productos típicos, emprendedoras e innovadoras, sustentables, con potencial exportador e integrador.

En tal sentido, para el ejercicio fiscal 2012, el presupuesto de la fundación asciende a Bs. 8.992.034, correspondiendo Bs. 5.716.413 a proyectos y Bs. 3.275.621 a las acciones centralizadas, y será financiado con transferencias del Banco de Comercio Exterior, C. A. (BANCOEX) por Bs. 8.600.000 e ingresos propios por Bs. 392.034.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**8.700.000**
INGRESOS CORRIENTES ORDINARIOS	8.700.000
INGRESOS DE LA PROPIEDAD	100.000
Intereses	100.000
Intereses internos	100.000
Intereses por depósitos	100.000
TRANSFERENCIAS CORRIENTES	8.600.000
Transferencias corrientes del sector público	8.600.000
Transferencias corrientes internas recibidas del sector público	8.600.000
De los entes descentralizados financieros bancarios	8.600.000
INGRESOS DE CAPITAL	**144.000**
RECURSOS PROPIOS DE CAPITAL	144.000
Incremento de la depreciación y amortización acumuladas	144.000
FUENTES DE FINANCIAMIENTO	**148.034**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	148.034
Disminución de otros activos financieros	148.034
Disminución de disponibilidades	148.034
Disminución de Bancos	148.034
TOTAL RECURSOS	**8.992.034**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**8.644.000**
GASTOS DE CONSUMO	5.694.000
Remuneraciones	4.673.612
Sueldos, salarios y otras retribuciones	1.452.703
Beneficios y complementos de sueldos y salarios	1.752.383
Aportes patronales	232.055
Prestaciones sociales y otras indemnizaciones	381.809
Asistencia socioeconómica	854.662
Compra de bienes y servicios	743.017
Bienes de consumo	236.498
Servicios no personales	506.519
Impuestos indirectos	133.371
Depreciación y amortización	144.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.950.000
Al sector privado	2.950.000
Donaciones corrientes al sector privado	2.950.000
Donaciones a personas	1.770.000
Donaciones a instituciones sin fines de lucro	1.180.000
GASTOS DE CAPITAL	**80.000**
INVERSIÓN REAL DIRECTA	80.000
Formación bruta de capital Fijo	80.000
Maquinaria, equipos y otros bienes muebles	80.000
APLICACIONES FINANCIERAS	**268.034**
DISMINUCIÓN DE PASIVOS	268.034
Disminución de cuentas y efectos por pagar	268.034
Disminución de cuentas y efectos por pagar a corto plazo	268.034
Disminución de sueldos, salarios y otras remuneraciones por pagar	148.034
Disminución cuentas por pagar a proveedores a corto plazo	120.000
TOTAL GASTOS	**8.992.034**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116092	Talento Cultural Venezolano, Expresión Nacional de Exportación	Persona Beneficiada			600				5.716.413	5.716.413
TOTAL									**5.716.413**	**5.716.413**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores				2.222.070	2.222.070
02	Gestión Administrativa	342.034			661.517	1.003.551
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	50.000				50.000
TOTAL		**392.034**			**2.883.587**	**3.275.621**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**5**		**1**	**6**	**544.407**		**544.407**
Alto Nivel y de Dirección	1			1	99.280		99.280
Directivo	3			3	333.607		333.607
Profesional y Técnico			1	1	54.400		54.400
Personal Administrativo	1			1	57.120		57.120
Personal Contratado	**6**	**5**		**11**	**623.430**		**623.430**
Directivo		2		2	240.857		240.857
Profesional y Técnico	3			3	160.055		160.055
Personal Administrativo	3	3		6	222.518		222.518
TOTAL	**11**	**5**	**1**	**17**	**1.167.837**		**1.167.837**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	4.673.612
4.02	Materiales, suministros y mercancías	236.498
4.03	Servicios no personales	639.890
4.04	Activos reales	80.000
4.07	Transferencias y donaciones	2.950.000
4.08	Otros gastos	144.000
4.11	Disminución de pasivos	268.034
	TOTAL	**8.992.034**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**8.700.000**
INGRESOS CORRIENTES ORDINARIOS	8.700.000
INGRESOS DE LA PROPIEDAD	100.000
Intereses	100.000
Intereses internos	100.000
Intereses por depósitos	100.000
TRANSFERENCIAS CORRIENTES	8.600.000
Transferencias corrientes del sector público	8.600.000
Transferencias corrientes internas recibidas del sector público	8.600.000
De los entes descentralizados financieros bancarios	8.600.000
Banco de Comercio Exterior, C.A. (BANCOEX)	8.600.000
1.2 GASTOS CORRIENTES	**8.644.000**
GASTOS DE CONSUMO	5.694.000
Remuneraciones	4.673.612
Sueldos, salarios y otras retribuciones	1.452.703
Beneficios y complementos de sueldos y salarios	1.752.383
Aportes patronales	232.055
Prestaciones sociales y otras indemnizaciones	381.809
Asistencia socioeconómica	854.662
Compra de bienes y servicios	743.017
Bienes de consumo	236.498
Servicios no personales	506.519
Impuestos indirectos	133.371
Depreciación y amortización	144.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.950.000
Al sector privado	2.950.000
Donaciones corrientes al sector privado	2.950.000
Donaciones a personas	1.770.000
Donaciones a instituciones sin fines de lucro	1.180.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**56.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**200.000**
RECURSOS PROPIOS DE CAPITAL	200.000
Ahorro en Cuenta Corriente	56.000
Incremento de la depreciación y amortización acumuladas	144.000
2.2 GASTOS DE CAPITAL	**80.000**
INVERSIÓN REAL DIRECTA	80.000
Formación bruta de capital Fijo	80.000
Maquinaria, equipos y otros bienes muebles	80.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**120.000**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**268.034**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	148.034
Disminución de otros activos financieros	148.034
Disminución de disponibilidades	148.034
Disminución de Bancos	148.034
SUPERÁVIT FINANCIERO	120.000
3.2 APLICACIONES FINANCIERAS	**268.034**
DISMINUCIÓN DE PASIVOS	268.034
Disminución de cuentas y efectos por pagar	268.034
Disminución de cuentas y efectos por pagar a corto plazo	268.034
Disminución de sueldos, salarios y otras remuneraciones por pagar	148.034
Disminución cuentas por pagar a proveedores a corto plazo	120.000

A0653

Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná (CORPOTULIPA)

CORPORACIÓN PARA LA ZONA LIBRE PARA EL FOMENTO DE LA INVERSIÓN TURÍSTICA DE LA PENÍNSULA DE PARAGUANÁ (CORPOTULIPA)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Corporación para la Zona Libre para el Fomento de la Inversión Turística de la Península de Paraguaná (CORPOTULIPA), es un ente adscrito al Ministerio del Poder Popular de Planificación y Finanzas, encargado de velar por el cumplimiento de la Ley de Zona Libre para el Fomento de la Inversión Turística en la Península de Paraguaná (ZOLIPA), teniendo entre sus atribuciones autorizar las actividades de los solicitantes como prestatarios de servicios turísticos y comerciales conexos al turismo de la zona libre; así como poner en marcha planes, programas y proyectos dirigidos a impulsar el desarrollo de la Península de Paraguaná. Dicha autorización permite gozar de exenciones y beneficios fiscales a todas aquellas empresas u organizaciones prestatarias de servicios turísticos.

Para el ejercicio económico financiero 2012, el presupuesto de la Corporación asciende a Bs. 15.762.961, el cual será financiado con transferencias del Ministerio del Poder Popular de Planificación y Finanzas por Bs. 1.180.292, y de los municipios Falcón, Carirubana y Los Taques del estado Falcón por Bs. 80.000, estos aportes obedecen a lo establecido en el Articulo 6 de la Ley ZOLIPA, referido al patrimonio de la Corporación; con los ingresos que se obtienen por concepto de las tarifas derivadas de la prestación de servicios por Bs. 13.469.964, ingresos de capital por Bs. 232.705 y fuentes financieras por Bs. 800.000.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**14.730.256**
INGRESOS CORRIENTES ORDINARIOS	14.730.256
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	13.469.964
Venta de otros bienes y servicios	13.469.964
TRANSFERENCIAS CORRIENTES	1.260.292
Transferencias corrientes del sector público	1.260.292
Transferencias corrientes internas recibidas del sector público	1.260.292
De la República	1.180.292
Del Poder Municipal	80.000
INGRESOS DE CAPITAL	**232.705**
RECURSOS PROPIOS DE CAPITAL	232.705
Incremento de la depreciación y amortización acumuladas	232.705
FUENTES DE FINANCIAMIENTO	**800.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	800.000
Disminución de otros activos financieros	800.000
Disminución de disponibilidades	800.000
Disminución de Bancos	800.000
TOTAL RECURSOS	**15.762.961**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**13.956.296**
GASTOS DE CONSUMO	13.816.353
Remuneraciones	8.791.261
Sueldos, salarios y otras retribuciones	2.323.957
Beneficios y complementos de sueldos y salarios	3.841.108
Aportes patronales	536.853
Prestaciones sociales y otras indemnizaciones	829.839
Asistencia socioeconómica	1.082.003
Otros gastos de personal	177.501
Compra de bienes y servicios	4.264.625
Bienes de consumo	1.045.871
Servicios no personales	3.218.754
Impuestos indirectos	527.762
Depreciación y amortización	232.705
TRANSFERENCIAS Y DONACIONES CORRIENTES	139.943
Al sector privado	139.943
Transferencias corrientes al sector privado	67.943
Directas a personas	67.943
Jubilaciones y otros beneficios asociados	67.943
Donaciones corrientes al sector privado	72.000
Donaciones a personas	17.000
Donaciones a instituciones sin fines de lucro	25.000
Donaciones Corrientes a Consejos Comunales	30.000
GASTOS DE CAPITAL	**1.573.960**
INVERSIÓN REAL DIRECTA	1.573.960
Formación bruta de capital Fijo	1.562.460
Maquinaria, equipos y otros bienes muebles	562.460
Construcciones de bienes de dominio privado	1.000.000
Bienes intangibles	11.500

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**232.705**
INVERSIÓN FINANCIERA	232.705
Incremento de otros activos financieros	232.705
Incremento de disponibilidades	232.705
Incremento de caja	232.705
TOTAL GASTOS	**15.762.961**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116036	Promoción de Paraguaná como destino turístico y enclave de inversión (Fase IV)	Campaña			1	4.720.901				4.720.901
116049	Impulsar la conformación de viviendas productivas ecoturísticas en la Península de Paraguaná	Vivienda			25	975.152				975.152
116060	Consolidación del plan de responsabilidad social en la Zona Libre de Paraguaná	Empresa			10	348.688				348.688
TOTAL						**6.044.741**				**6.044.741**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	4.480.673	1.180.292			5.660.965
02	Gestión Administrativa	3.909.312			80.000	3.989.312
03	Previsión y Protección Social	67.943				67.943
TOTAL		**8.457.928**	**1.180.292**		**80.000**	**9.718.220**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**37**	**15**		**52**	**1.123.734**	**103.560**	**1.227.294**
Alto Nivel y de Dirección		1		1	22.212		22.212
Directivo	12	3		15	274.162		274.162
Profesional y Técnico	19	6		25	612.376	85.306	697.682
Personal Administrativo	4			4	74.315	7.763	82.078
Obrero	2	5		7	140.669	10.491	151.160
Personal Contratado	**14**	**15**	**3**	**32**	**854.555**		**854.555**
Profesional y Técnico	7	11	3	21	646.489		646.489
Personal Administrativo	7	1		8	169.360		169.360
Obrero		3		3	38.706		38.706
TOTAL	**51**	**30**	**3**	**84**	**1.978.289**	**103.560**	**2.081.849**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilados	**1**		**1**	**67.943**
Empleados	1		1	67.943
TOTAL	**1**		**1**	**67.943**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	8.791.261
4.02	Materiales, suministros y mercancías	1.045.871
4.03	Servicios no personales	3.746.516
4.04	Activos reales	1.573.960
4.05	Activos financieros	232.705
4.07	Transferencias y donaciones	139.943
4.08	Otros gastos	232.705
	TOTAL	**15.762.961**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**14.730.256**
INGRESOS CORRIENTES ORDINARIOS	14.730.256
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	13.469.964
Venta de otros bienes y servicios	13.469.964
TRANSFERENCIAS CORRIENTES	1.260.292
Transferencias corrientes del sector público	1.260.292
Transferencias corrientes internas recibidas del sector público	1.260.292
De la República	1.180.292
Ministerio del Poder Popular de Planificación y Finanzas	1.180.292
Recursos Ordinarios	1.180.292
Del Poder Municipal	80.000
1.2 GASTOS CORRIENTES	**13.956.296**
GASTOS DE CONSUMO	13.816.353
Remuneraciones	8.791.261
Sueldos, salarios y otras retribuciones	2.323.957
Beneficios y complementos de sueldos y salarios	3.841.108
Aportes patronales	536.853
Prestaciones sociales y otras indemnizaciones	829.839
Asistencia socioeconómica	1.082.003
Otros gastos de personal	177.501
Compra de bienes y servicios	4.264.625
Bienes de consumo	1.045.871
Servicios no personales	3.218.754
Impuestos indirectos	527.762
Depreciación y amortización	232.705
TRANSFERENCIAS Y DONACIONES CORRIENTES	139.943
Al sector privado	139.943
Transferencias corrientes al sector privado	67.943
Directas a personas	67.943
Jubilaciones y otros beneficios asociados	67.943
Donaciones corrientes al sector privado	72.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Donaciones a personas	17.000
Donaciones a instituciones sin fines de lucro	25.000
Donaciones Corrientes a Consejos Comunales	30.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**773.960**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.006.665**
RECURSOS PROPIOS DE CAPITAL	1.006.665
Ahorro en Cuenta Corriente	773.960
Incremento de la depreciación y amortización acumuladas	232.705
2.2 GASTOS DE CAPITAL	**1.573.960**
INVERSIÓN REAL DIRECTA	1.573.960
Formación bruta de capital Fijo	1.562.460
Maquinaria, equipos y otros bienes muebles	562.460
Construcciones de bienes de dominio privado	1.000.000
Bienes intangibles	11.500
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(567.295)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**800.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	800.000
Disminución de otros activos financieros	800.000
Disminución de disponibilidades	800.000
Disminución de Bancos	800.000
3.2 APLICACIONES FINANCIERAS	**800.000**
INVERSIÓN FINANCIERA	232.705
Incremento de otros activos financieros	232.705
Incremento de disponibilidades	232.705
Incremento de caja	232.705
DÉFICIT FINANCIERO	567.295

A0806

Fondo de Protección Social de los Depósitos Bancarios (FOGADE)

FONDO DE PROTECCIÓN SOCIAL DE LOS DEPÓSITOS BANCARIOS (FOGADE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Fondo de Protección Social de los Depósitos Bancarios, tiene por objeto garantizar los fondos captados del público por las instituciones bancarias y ejercer la función de liquidador de las mismas y sus empresas relacionadas, de conformidad con lo establecido en la Ley de Instituciones del Sector Bancario.

En el marco de la filosofía de gestión institucional, la formulación del Plan Operativo y el Presupuesto correspondiente al año 2012 se fundamentó en las premisas que a continuación se describen:

- Directrices y normas de los órganos rectores de la materia y políticas institucionales a seguir en el corto plazo. Así como dar continuidad al cumplimiento del "Instructivo Presidencial para la Eliminación del Gasto Suntuario o Superfluo" dictado por el Presidente de la República.
- Respecto a la estructura presupuestaria para el año 2012, se tienen las siguientes acciones específicas, a los fines de dar respuesta a lineamientos concretos del Ministerio del Poder Popular de Planificación y Finanzas:
  - "Medicina Preventiva", en el proyecto "Atención Integral al Trabajador", para atender el lineamiento de Enfoque de Género.
  - "Estadísticas Institucionales", en el proyecto "Apoyo y Fortalecimiento Institucional", para atender el lineamiento de declarar la actividad estadística como prioritaria.
  - "Deber Social del Trabajador e Incentivo a la Articulación Social con el Entorno", en el Proyecto "Atención Integral al Trabajador", para atender los lineamientos de promover la conciencia del deber social, mediante el trabajo comunitario o servicio voluntario de los trabajadores, y de fomentar los vínculos en la solución de problemas, en estrecha interrelación con la comunidad.
  - "Asignación y Control de los Recursos para la Atención de las Familias y Personas en los Refugios" en la Acción Centralizada "Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres" dando cumplimiento al Decreto con Rango, Valor y Fuerza de Ley Especial de Refugios Dignos para Proteger a la Población en casos de Emergencias y Desastres, en el marco del Estado Democrático y Social de Derecho y de Justicia, para atender los gastos vinculados con el mantenimiento integral de los refugios.

Con relación a las operaciones financieras la institución tiene previsto para el ejercicio económico-financiero 2012 las siguientes acciones:

- Percibir aportes de bancos por Bs. 3.998.308.130, considerando un incremento del 5% intersemestral de los depósitos del público y una tasa diferenciada de 0,75% para la Banca Privada y 0,50% para la Banca Pública.
- Obtener Ingresos Financieros por Bs. 797.583.078, producto de los intereses sobre cartera de inversiones en valores, estimados a una tasa promedio del 8,68% para la moneda nacional y del 5,61% para la moneda extranjera; para los saldos remunerados en el BCV 6,0%. Además incluye los ingresos por operaciones de asistencia financiera relativas a las recuperaciones por cobranzas de carteras de créditos.
- Obtener por concepto de ingresos extraordinarios Bs. 48.589.320, los cuales provienen principalmente de la ganancia estimada por la enajenación de participaciones accionarías del Fondo en: Cirsa Caribe, Mantex y Proagro, así como los intereses generados por el fideicomiso del Plan de Vivienda.
- Se tiene previsto la venta de acciones (otras inversiones valor según libros) por Bs. 5.456.530, producto básicamente de la enajenación de acciones de empresas cedidas.
- Disminución de otros activos financieros por Bs. 17.035.030, que representa la variación neta de los aportes al fideicomiso Plan de Vivienda menos recuperación del capital en la cuenta Compra de Activos y Disminución de Cuentas por Cobrar, como consecuencia principalmente de la cobranza relativa a la alícuota del año 2012, correspondiente a la adjudicación directa de los Hoteles Maremares y Morichal Largo, efectuada en octubre de 2008, de acuerdo al cronograma de pagos acordado entre Venezolana de Turismo VENETUR, S.A. y el Fondo.

- Por concepto de otras fuentes financieras se estiman Bs. 62.104.448, las cuales contemplan el incremento de la provisión para cubrir posibles transacciones judiciales con exfuncionarios del Organismo; y por recursos de capital Bs. 6.763.980, que corresponden al incremento de la depreciación y amortización acumuladas.
- Inversiones en valores por Bs. 1.858.202.535, como resultado del flujo de efectivo previsto, se determinó un excedente de tesorería a ser colocado en títulos rentables, seguros y de fácil realización de acuerdo con la política establecida por la Institución, en función de mantener y fortalecer el respaldo a la garantía de depósitos como un objetivo fundamental del Fondo.
- Cumplir con los planes de acción para el funcionamiento y operatividad del Fondo, así como garantizar los recursos materiales y financieros de los proyectos, lo cual determina egresos por Bs. 492.065.935.
- Incremento de otros activos financieros por Bs. 81.093.541, el cual contempla los recursos destinados al pago de la garantía a los depositantes de los bancos en procesos de liquidación.
- Se estiman Otros Gastos por Bs. 68.868.428, destinados principalmente a la provisión relativa a las demandas judiciales funcionariales y no funcionariales incoadas contra este Organismo y al gasto por depreciación y amortización del ejercicio.

En resumen, para el año 2012 el Fondo de Protección Social de los Depósitos Bancario, presenta un presupuesto de ingresos y gastos por Bs. 4.935.840.516, conformado por Bs. 364.604.133 para acciones centralizadas y Bs. 4.571.236.383 para proyectos, y el mismo será financiado con ingresos corrientes por Bs. 846.172.398, ingresos de capital por Bs. 12.220.510 y fuentes financieras por Bs. 4.077.447.608.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**846.172.398**
INGRESOS CORRIENTES ORDINARIOS	846.172.398
INGRESOS DE OPERACIÓN	797.583.078
Ingresos financieros de instituciones financieras	797.583.078
OTROS INGRESOS	48.589.320
Otros ingresos ajenos a la operación	48.589.320
INGRESOS DE CAPITAL	**12.220.510**
RECURSOS PROPIOS DE CAPITAL	6.763.980
Incremento de la depreciación y amortización acumuladas	6.763.980
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.456.530
Venta de acciones y participaciones de capital por la República y entes descentralizados sin fines empresariales	5.456.530
Del sector público	5.456.530
De entes descentralizados financieros no bancarios	5.456.530
FUENTES DE FINANCIAMIENTO	**4.077.447.608**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	17.035.030
Disminución de otros activos financieros	17.035.030
Disminución de otros activos financieros circulantes	5.500.000
Disminución de otros activos financieros no circulantes	11.535.030
INCREMENTO DE PASIVOS	62.104.448
Incremento de otros pasivos	62.104.448
Incremento de provisiones y reservas técnicas	62.104.448
Incremento de provisiones	62.104.448
Incremento de otras provisiones	62.104.448
INCREMENTO DEL PATRIMONIO	3.998.308.130
Incremento del capital	3.998.308.130
Incremento del capital fiscal e institucional	3.998.308.130
TOTAL RECURSOS	**4.935.840.516**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**524.097.489**
GASTOS DE CONSUMO	466.065.133
Remuneraciones	313.562.632
Sueldos, salarios y otras retribuciones	71.303.146
Beneficios y complementos de sueldos y salarios	127.334.904
Aportes patronales	12.350.218
Prestaciones sociales y otras indemnizaciones	37.121.853
Asistencia socioeconómica	65.284.931
Otros gastos de personal	167.580
Compra de bienes y servicios	71.460.079
Bienes de consumo	12.102.671
Servicios no personales	59.357.408
Impuestos indirectos	12.173.994
Depreciación y amortización	6.763.980
Provisiones y otros gastos	62.104.448
Cuentas incobrables	62.104.448
TRANSFERENCIAS Y DONACIONES CORRIENTES	58.032.356
Al sector privado	57.584.356
Transferencias corrientes al sector privado	52.301.356
Directas a personas	51.701.356
Pensiones y otros beneficios asociados	20.282.501
Jubilaciones y otros beneficios asociados	31.418.855
Otras transferencias corrientes internas al sector privado	500.000
Transferencias corrientes a Consejos Comunales	100.000
Donaciones corrientes al sector privado	5.283.000
Donaciones a personas	5.183.000
Donaciones Corrientes a Consejos Comunales	100.000
Al sector público	448.000
Transferencias corrientes al sector público	50.000
A los entes descentralizados sin fines empresariales para sus gastos	50.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Donaciones corrientes al sector público	398.000
A la República	100.000
A los entes descentralizados sin fines empresariales	144.000
A instituciones de protección social	134.000
A entes descentralizados financieros bancarios	20.000
GASTOS DE CAPITAL	**36.836.874**
INVERSIÓN REAL DIRECTA	36.836.874
Formación bruta de capital Fijo	36.436.874
Maquinaria, equipos y otros bienes muebles	10.636.874
Construcciones de bienes de dominio privado	25.800.000
Bienes intangibles	400.000
APLICACIONES FINANCIERAS	**4.374.906.153**
INVERSIÓN FINANCIERA	4.374.906.153
Adquisición de títulos y valores que no otorgan propiedad	1.858.202.535
Adquisición de títulos y valores a largo plazo	1.858.202.535
Adquisición de títulos y valores externos	1.858.202.535
Incremento de otros activos financieros	2.516.703.618
Incremento de disponibilidades	2.421.256.292
Incremento de bancos	2.421.256.292
Incremento de cuentas por cobrar a mediano y largo plazo	14.353.785
Incremento de otras cuentas por cobrar a mediano y largo plazo	14.353.785
Incremento de otros activos financieros no circulantes	81.093.541
TOTAL GASTOS	**4.935.840.516**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116041	Aportes y garantías de depósitos	Bolívar			3.998.308.129	90.733.098				90.733.098
116056	Liquidación de activos	Bolívar			63.764.225	70.500.580				70.500.580
116072	Atención integral al trabajador	Persona Atendida			46.543	83.924.989				83.924.989
116093	Apoyo y fortalecimiento institucional	Bolívar			791.552.883	4.326.077.716				4.326.077.716
TOTAL						**4.571.236.383**				**4.571.236.383**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	175.433.373				175.433.373
02	Gestión Administrativa	136.389.404				136.389.404
03	Previsión y Protección Social	51.701.356				51.701.356
07	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	1.080.000				1.080.000
TOTAL		**364.604.133**				**364.604.133**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**288**	**274**	**98**	**660**	**62.352.792**		**62.352.792**
Directivo	16	23	4	43	10.327.248		10.327.248
Profesional y Técnico	208	134	16	358	39.786.408		39.786.408
Personal Administrativo	58	78	68	204	9.657.936		9.657.936
Personal Médico	1		1	2	212.496		212.496
Obrero	5	39	9	53	2.368.704		2.368.704
Personal Fijo a Tiempo Parcial	**2**	**2**		**4**	**227.760**		**227.760**
Personal Médico	2	2		4	227.760		227.760
Personal Contratado			**64**	**64**	**8.216.782**		**8.216.782**
Profesional y Técnico			46	46	7.346.239		7.346.239
Personal Administrativo			18	18	870.543		870.543
TOTAL	**290**	**276**	**162**	**728**	**70.797.334**		**70.797.334**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**48**	**25**	**73**	**20.282.501**
Médicos	2		2	336.291
Empleados	46	25	71	19.946.210
Jubilados	**57**	**38**	**95**	**31.418.855**
Médicos	1		1	106.419
Empleados	56	38	94	31.312.436
TOTAL	**105**	**63**	**168**	**51.701.356**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	313.562.632
4.02	Materiales, suministros y mercancías	12.102.671
4.03	Servicios no personales	71.531.402
4.04	Activos reales	36.836.874
4.05	Activos financieros	4.374.906.153
4.07	Transferencias y donaciones	58.032.356
4.08	Otros gastos	68.868.428
	TOTAL	**4.935.840.516**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**846.172.398**
INGRESOS CORRIENTES ORDINARIOS	846.172.398
INGRESOS DE OPERACIÓN	797.583.078
Ingresos financieros de instituciones financieras	797.583.078
OTROS INGRESOS	48.589.320
Otros ingresos ajenos a la operación	48.589.320
1.2 GASTOS CORRIENTES	**524.097.489**
GASTOS DE CONSUMO	466.065.133
Remuneraciones	313.562.632
Sueldos, salarios y otras retribuciones	71.303.146
Beneficios y complementos de sueldos y salarios	127.334.904
Aportes patronales	12.350.218
Prestaciones sociales y otras indemnizaciones	37.121.853
Asistencia socioeconómica	65.284.931
Otros gastos de personal	167.580
Compra de bienes y servicios	71.460.079
Bienes de consumo	12.102.671
Servicios no personales	59.357.408
Impuestos indirectos	12.173.994
Depreciación y amortización	6.763.980
Provisiones y otros gastos	62.104.448
Cuentas incobrables	62.104.448
TRANSFERENCIAS Y DONACIONES CORRIENTES	58.032.356
Al sector privado	57.584.356
Transferencias corrientes al sector privado	52.301.356
Directas a personas	51.701.356
Pensiones y otros beneficios asociados	20.282.501
Jubilaciones y otros beneficios asociados	31.418.855
Otras transferencias corrientes internas al sector privado	500.000
Transferencias corrientes a Consejos Comunales	100.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Donaciones corrientes al sector privado	5.283.000
Donaciones a personas	5.183.000
Donaciones Corrientes a Consejos Comunales	100.000
Al sector público	448.000
Transferencias corrientes al sector público	50.000
A los entes descentralizados sin fines empresariales para sus gastos	50.000
Donaciones corrientes al sector público	398.000
A la República	100.000
A los entes descentralizados sin fines empresariales	144.000
A instituciones de protección social	134.000
A entes descentralizados financieros bancarios	20.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**322.074.909**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**334.295.419**
RECURSOS PROPIOS DE CAPITAL	328.838.889
Ahorro en Cuenta Corriente	322.074.909
Incremento de la depreciación y amortización acumuladas	6.763.980
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.456.530
Venta de acciones y participaciones de capital por la República y entes descentralizados sin fines empresariales	5.456.530
Del sector público	5.456.530
De entes descentralizados financieros no bancarios	5.456.530
2.2 GASTOS DE CAPITAL	**36.836.874**
INVERSIÓN REAL DIRECTA	36.836.874
Formación bruta de capital Fijo	36.436.874
Maquinaria, equipos y otros bienes muebles	10.636.874
Construcciones de bienes de dominio privado	25.800.000
Bienes intangibles	400.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**297.458.545**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**4.374.906.153**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	17.035.030
Disminución de otros activos financieros	17.035.030
Disminución de otros activos financieros circulantes	5.500.000
Disminución de otros activos financieros no circulantes	11.535.030
INCREMENTO DE PASIVOS	62.104.448
Incremento de otros pasivos	62.104.448
Incremento de provisiones y reservas técnicas	62.104.448
Incremento de provisiones	62.104.448
Incremento de otras provisiones	62.104.448
INCREMENTO DEL PATRIMONIO	3.998.308.130
Incremento del capital	3.998.308.130
Incremento del capital fiscal e institucional	3.998.308.130
SUPERÁVIT FINANCIERO	297.458.545
3.2 APLICACIONES FINANCIERAS	**4.374.906.153**
INVERSIÓN FINANCIERA	4.374.906.153
Adquisición de títulos y valores que no otorgan propiedad	1.858.202.535
Adquisición de títulos y valores a largo plazo	1.858.202.535
Adquisición de títulos y valores externos	1.858.202.535
Incremento de otros activos financieros	2.516.703.618
Incremento de disponibilidades	2.421.256.292
Incremento de bancos	2.421.256.292
Incremento de cuentas por cobrar a mediano y largo plazo	14.353.785
Incremento de otras cuentas por cobrar a mediano y largo plazo	14.353.785
Incremento de otros activos financieros no circulantes	81.093.541

A0955

Servicio Autónomo Comisión Nacional de Loterías (CONALOT)

SERVICIO AUTÓNOMO COMISIÓN NACIONAL DE LOTERÍAS (CONALOT)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Comisión Nacional de Lotería (CONALOT), es el ente regulador de la explotación de la actividad de juegos de lotería, coadyuvando al Estado en la recaudación de tributos, para la ejecución de planes y proyectos propuestos por el Gobierno Nacional, para la beneficencia pública y asistencia social; así como también, para garantizar al público apostador, la legalidad y transparencia en los juegos de azar.

Corresponde a la Comisión Nacional de Lotería:

- Regular y controlar la actividad de juegos de lotería, mediante el establecimiento de los principios y disposiciones de la Ley Nacional de Lotería.

- Inspeccionar y fiscalizar la actividad desarrollada por los administrados, en todos los tipos de juegos de lotería y sus modalidades.

- Fomentar y fortalecer la erradicación progresiva del juego ilegal de lotería.

- Velar para que los recursos que se generen por la explotación de la actividad de juegos de lotería, sean destinados única y exclusivamente, para la beneficencia pública y asistencia social.

La estructura del presupuesto de ingresos para el año 2012, está conformada por los aportes especiales de las loterías oficiales, ingresos por tasas por la prestación de sus servicios, previstos en el numeral 3 del artículo 21 de la Ley Nacional de Lotería, intereses por depósito a plazo fijo y por incremento de la depreciación y amortización acumuladas.

Del total del presupuesto de gastos, el 62,32% será destinado al financiamiento del Proyecto "Fortalecer los Procesos de Fiscalización mediante el Control, Educación y Comunicación Directa de Concientización a los Sujetos Pasivos" y el 37,68% a las Acciones Centralizadas.

La cobertura de la demanda a satisfacer, a través de la inscripción y registro de licencias y la gestión de fiscalizar los administrados, sujetos de la Ley Nacional de Lotería, comprende:

- Demanda potencial: Treinta y cuatro mil novecientos sesenta (34.960) centros de apuesta a nivel nacional.

- Demanda a cubrir: Seis mil quinientos treinta y dos (6.532) centros de apuesta a nivel nacional.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**9.738.574**
INGRESOS CORRIENTES ORDINARIOS	9.738.574
INGRESOS NO TRIBUTARIOS	9.714.574
Tasas	9.330.024
Ingresos por contribuciones especiales	384.550
INGRESOS DE LA PROPIEDAD	24.000
Intereses	24.000
Intereses internos	24.000
Intereses por depósitos	24.000
INGRESOS DE CAPITAL	**133.000**
RECURSOS PROPIOS DE CAPITAL	133.000
Incremento de la depreciación y amortización acumuladas	133.000
TOTAL RECURSOS	**9.871.574**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**9.646.574**
GASTOS DE CONSUMO	9.356.574
Remuneraciones	6.668.574
Sueldos, salarios y otras retribuciones	3.492.620
Beneficios y complementos de sueldos y salarios	1.569.360
Aportes patronales	379.210
Prestaciones sociales y otras indemnizaciones	412.212
Asistencia socioeconómica	638.172
Otros gastos de personal	177.000
Compra de bienes y servicios	2.304.000
Bienes de consumo	486.000
Servicios no personales	1.818.000
Impuestos indirectos	251.000
Depreciación y amortización	133.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	290.000
Al sector privado	145.000
Donaciones corrientes al sector privado	145.000
Donaciones a personas	72.500
Donaciones a instituciones sin fines de lucro	72.500
Al sector público	145.000
Donaciones corrientes al sector público	145.000
A instituciones de protección social	145.000
GASTOS DE CAPITAL	**195.000**
INVERSIÓN REAL DIRECTA	195.000
Formación bruta de capital fijo	195.000
Maquinaria, equipos y otros bienes muebles	195.000
APLICACIONES FINANCIERAS	**30.000**
DISMINUCIÓN DE PASIVOS	30.000
Disminución de cuentas y efectos por pagar	30.000
Disminución de cuentas y efectos por pagar a corto plazo	30.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	20.000
Disminución cuentas por pagar a proveedores a corto plazo	10.000
TOTAL GASTOS	**9.871.574**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116.192	Fortalecer los Procesos de Fiscalización Mediante el Control, Educación y Comunicación Directa de Concientización a los Sujetos Pasivos, que se Desempeñan en las Actividades Establecidas en la Ley Nacional de Lotería, en el Territorio Nacional	Expediente			3.000	6.151.324				6.151.324
TOTAL						**6.151.324**				**6.151.324**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	2.334.000				2.334.000
02	Gestión Administrativa	1.386.250				1.386.250
TOTAL		**3.720.250**				**3.720.250**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo		**1**		**1**	**121.800**		**121.800**
Directivo		1		1	121.800		121.800
Personal Contratado	**20**	**27**	**22**	**69**	**2.364.000**		**2.364.000**
Profesional y Técnico	18	25	15	58	2.103.960		2.103.960
Administrativo	2	2	7	11	260.040		260.040
TOTAL	**20**	**28**	**22**	**70**	**2.485.800**		**2.485.800**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS (En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	6.668.574
4.02	Materiales, suministros y mercancías	486.000
4.03	Servicios no personales	2.069.000
4.04	Activos reales	195.000
4.07	Transferencias y donaciones	290.000
4.08	Otros gastos	133.000
4.11	Disminución de pasivos	30.000
	TOTAL	**9.871.574**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**9.738.574**
INGRESOS CORRIENTES ORDINARIOS	9.738.574
INGRESOS NO TRIBUTARIOS	**9.714.574**
INGRESOS NO TRIBUTARIOS	9.714.574
Tasas	9.330.024
Ingresos por contribuciones especiales	384.550
INGRESOS DE LA PROPIEDAD	24.000
Intereses	24.000
Intereses internos	24.000
Intereses por depósitos	24.000
1.2 GASTOS CORRIENTES	**9.646.574**
GASTOS DE CONSUMO	9.356.574
Remuneraciones	6.668.574
Sueldos, salarios y otras retribuciones	3.492.620
Beneficios y complementos de sueldos y salarios	1.569.360
Aportes patronales	379.210
Prestaciones sociales y otras indemnizaciones	412.212
Asistencia socioeconómica	638.172
Otros gastos de personal	177.000
Compra de bienes y servicios	2.304.000
Bienes de consumo	486.000
Servicios no personales	1.818.000
Impuestos indirectos	251.000
Depreciación y amortización	133.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	290.000
Al sector privado	145.000
Donaciones corrientes al sector privado	145.000
Donaciones a personas	72.500
Donaciones a instituciones sin fines de lucro	72.500
Al sector público	145.000
Donaciones corrientes al sector público	145.000
A instituciones de protección social	145.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**92.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**225.000**
RECURSOS PROPIOS DE CAPITAL	225.000
Ahorro en cuenta corriente	92.000
Incremento de la depreciación y amortización acumuladas	133.000
2.2 GASTOS DE CAPITAL	**195.000**
INVERSIÓN REAL DIRECTA	195.000
Formación bruta de capital fijo	195.000
Maquinaria, equipos y otros bienes muebles	195.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**30.000**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**30.000**
SUPERÁVIT FINANCIERO	30.000
3.2 APLICACIONES FINANCIERAS	**30.000**
DISMINUCIÓN DE PASIVOS	30.000
Disminución de cuentas y efectos por pagar	30.000
Disminución de cuentas y efectos por pagar a corto plazo	30.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	20.000
Disminución cuentas por pagar a proveedores a corto plazo	10.000

A1370

Superintendencia de la Actividad Aseguradora

SUPERINTENDENCIA DE LA ACTIVIDAD ASEGURADORA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Superintendencia de la Actividad Aseguradora, tiene por objeto controlar, vigilar, supervisar, autorizar y regular la actividad aseguradora del país. Destaca la facultad, entre otras, de fijar las tarifas de contratación para todo el mercado. Además, como elemento innovador, se incluye la participación ciudadana organizada en defensa de los asegurados, a través de consejos de usuarios y se establecen los seguros solidarios.

La Superintendencia de la Actividad Aseguradora concretó la creación de una cartera obligatoria para el sector al determinar, mediante resolución publicada en la Gaceta Oficial N° 39.762 de fecha 21/09/2011, el número de pólizas solidarias que cada compañía deberá ofrecer en 2012. Los seguros solidarios, fueron creados por la Ley de la Actividad Aseguradora, promulgada en 2010 y están dirigidos a jubilados, adultos mayores, discapacitados, enfermos físicos o mentales y personas con ingresos mensuales inferiores a 25 unidades tributarias (1.900 bolívares). Se pretende con esta iniciativa, garantizar los procesos de transformación socioeconómica que promueve el Estado, en tutela del interés general representado por los derechos y garantías de los contratantes de los servicios de medicina prepagada, tomadores, asegurados y beneficiarios de los contratos de seguros, de reaseguros y de los asociados de las cooperativas, que realicen actividad aseguradora.

La principal fuente financiera de la Superintendencia, proviene de las transferencias corrientes internas del sector privado, contemplado en el Artículo 10 de la Ley de la Actividad Aseguradora, referido a la Determinación de la Contribución Especial, la cual está comprendida entre el uno coma cinco por ciento (1,5%) y el dos coma cinco por ciento (2,5%), de las primas netas cobradas por contratos de seguros y la contraprestación por concepto de emisión de fianzas, entre otros conceptos estipulados en el mencionado artículo. La cuota fijada actualmente es de 1,5%.

Los gastos y aplicaciones financieras, están dirigidos a garantizar la estabilidad del sector asegurador, ante un mercado que en la actualidad se encuentra distorsionado y concentrado, producto de un sistema político, económico y neoliberal decadente y excluyente de la participación ciudadana. Se incorporan mecanismos de mayor transparencia en las operaciones, a fin de brindar información oportuna al público, así como la definición de los límites a las actividades que las compañías aseguradoras y reaseguradoras, deben realizar para evitar desviaciones que afecten su capacidad para cumplir sus compromisos con los asegurados.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**814.281.047**
INGRESOS CORRIENTES ORDINARIOS	814.281.047
INGRESOS DE LA PROPIEDAD	2.937.184
Intereses	2.937.184
Intereses internos	2.937.184
Intereses por depósitos	2.937.184
TRANSFERENCIAS CORRIENTES	811.291.863
Transferencias corrientes internas recibidas del sector privado	811.291.863
De empresas privadas	811.291.863
OTROS INGRESOS	52.000
Otros ingresos ordinarios	52.000
INGRESOS DE CAPITAL	**2.824.635**
RECURSOS PROPIOS DE CAPITAL	2.824.635
Incremento de la depreciación y amortización acumuladas	2.824.635
TOTAL RECURSOS	**817.105.682**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**680.162.203**
GASTOS DE CONSUMO	638.197.203
Remuneraciones	564.405.246
Sueldos, salarios y otras retribuciones	132.336.716
Beneficios y complementos de sueldos y salarios	226.660.376
Aportes patronales	18.099.715
Prestaciones sociales y otras indemnizaciones	84.882.230
Asistencia socioeconómica	102.426.209
Compra de bienes y servicios	63.028.926
Bienes de consumo	32.920.326
Servicios no personales	30.108.600
Impuestos indirectos	7.938.396
Depreciación y amortización	2.824.635
TRANSFERENCIAS Y DONACIONES CORRIENTES	41.965.000
Al sector privado	41.965.000
Donaciones corrientes al sector privado	41.965.000
Donaciones a personas	21.600.000
Donaciones a instituciones sin fines de lucro	20.365.000
GASTOS DE CAPITAL	**40.584.398**
INVERSIÓN REAL DIRECTA	40.584.398
Formación bruta de capital fijo	39.904.398
Maquinaria, equipos y otros bienes muebles	36.004.398
Construcciones de bienes de dominio privado	3.900.000
Bienes intangibles	680.000
APLICACIONES FINANCIERAS	**96.359.081**
INVERSIÓN FINANCIERA	92.959.081
Incremento de otros activos financieros	92.959.081
Incremento de disponibilidades	92.959.081
Incremento de bancos	92.959.081
DISMINUCIÓN DE PASIVOS	3.400.000
Disminución de cuentas y efectos por pagar	3.400.000
Disminución de cuentas y efectos por pagar a corto plazo	3.400.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	400.000
Disminución de efectos por pagar a proveedores a corto plazo	3.000.000
TOTAL GASTOS	**817.105.682**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115.898	Control y Supervisión del Sistema Asegurador Nacional	Acto Administrativo			23.284	526.393.647				526.393.647
115.901	Reorganización de la Superintendencia de la Actividad Aseguradora	Informe Técnico			4	65.992.664				65.992.664
	TOTAL					**592.386.311**				**592.386.311**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	52.967.573				52.967.573
02	Gestión Administrativa	171.751.798				171.751.798
	TOTAL	**224.719.371**				**224.719.371**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**98**	**101**	**727**	**926**	**43.319.802**	**11.329.872**	**54.649.674**
Alto Nivel y de Dirección		1		1	100.368		100.368
Directivo	7	11	20	38	3.054.504		3.054.504
Profesional y Técnico	32	34	600	666	32.643.816	8.780.410	41.424.226
Administrativo	25	5	102	132	4.962.012	2.150.664	7.112.676
Obrero	34	50	5	89	2.559.102	398.798	2.957.900
Personal Contratado	**113**	**67**	**100**	**280**	**14.622.000**		**14.622.000**
Profesional y Técnico	88	47	100	235	13.399.200		13.399.200
Administrativo	25	20		45	1.222.800		1.222.800
TOTAL	**211**	**168**	**827**	**1.206**	**57.941.802**	**11.329.872**	**69.271.674**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	564.405.246
4.02	Materiales, suministros y mercancías	32.920.326
4.03	Servicios no personales	38.046.996
4.04	Activos reales	40.584.398
4.05	Activos financieros	92.959.081
4.07	Transferencias y donaciones	41.965.000
4.08	Otros gastos	2.824.635
4.11	Disminución de pasivos	3.400.000
	TOTAL	**817.105.682**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**814.281.047**
INGRESOS CORRIENTES ORDINARIOS	814.281.047
INGRESOS DE LA PROPIEDAD	2.937.184
Intereses	2.937.184
Intereses internos	2.937.184
Intereses por depósitos	2.937.184
TRANSFERENCIAS CORRIENTES	811.291.863
Transferencias corrientes internas recibidas del sector privado	811.291.863
De empresas privadas	811.291.863
OTROS INGRESOS	52.000
Otros ingresos ordinarios	52.000
1.2 GASTOS CORRIENTES	**680.162.203**
GASTOS DE CONSUMO	638.197.203
Remuneraciones	564.405.246
Sueldos, salarios y otras retribuciones	132.336.716
Beneficios y complementos de sueldos y salarios	226.660.376
Aportes patronales	18.099.715
Prestaciones sociales y otras indemnizaciones	84.882.230
Asistencia socioeconómica	102.426.209
Compra de bienes y servicios	63.028.926
Bienes de consumo	32.920.326
Servicios no personales	30.108.600
Impuestos indirectos	7.938.396
Depreciación y amortización	2.824.635
TRANSFERENCIAS Y DONACIONES CORRIENTES	41.965.000
Al sector privado	41.965.000
Donaciones corrientes al sector privado	41.965.000
Donaciones a personas	21.600.000
Donaciones a instituciones sin fines de lucro	20.365.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**134.118.844**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**136.943.479**
RECURSOS PROPIOS DE CAPITAL	136.943.479
Ahorro en cuenta corriente	134.118.844
Incremento de la depreciación y amortización acumuladas	2.824.635
2.2 GASTOS DE CAPITAL	**40.584.398**
INVERSIÓN REAL DIRECTA	40.584.398
Formación bruta de capital fijo	39.904.398
Maquinaria, equipos y otros bienes muebles	36.004.398
Construcciones de bienes de dominio privado	3.900.000
Bienes intangibles	680.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**96.359.081**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**96.359.081**
SUPERÁVIT FINANCIERO	96.359.081
3.2 APLICACIONES FINANCIERAS	**96.359.081**
INVERSIÓN FINANCIERA	92.959.081
Incremento de otros activos financieros	92.959.081
Incremento de disponibilidades	92.959.081
Incremento de bancos	92.959.081
DISMINUCIÓN DE PASIVOS	3.400.000
Disminución de cuentas y efectos por pagar	3.400.000
Disminución de cuentas y efectos por pagar a corto plazo	3.400.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	400.000
Disminución de efectos por pagar a proveedores a corto plazo	3.000.000

A1377

Bolsa Pública de Valores Bicentenaria

BOLSA PÚBLICA DE VALORES BICENTENARIA

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Con la aprobación de la Ley de Mercado de Valores (antigua Ley de Mercado de Capitales), publicada en Gaceta Oficial de la República Bolivariana de Venezuela N° 39.489 del 17 de Agosto del 2010, el legislador amplía las competencias de la extinta Comisión Nacional de Valores, ahora Superintendencia Nacional de Valores, con la finalidad de promover el mercado de valores, hacia pequeños y medianos inversores, como una herramienta para el financiamiento del desarrollo, la producción y la auto sustentación, empleando recursos excedentarios de la economía, que puedan coadyuvar, mediante la inversión a los sectores productivos del país, bajo las premisas de transparencia, regulación y control de los emisores e intermediarios. Adicionalmente, abre la posibilidad de crear bolsas públicas de valores.

En este contexto, se promulga la Ley de Bolsa Pública de Valores Bicentenaria, publicada en la Gaceta Oficial N° 5999 Extraordinaria de fecha 13 de Noviembre del 2010, la cual crea la Bolsa Pública de Valores Bicentenaria, como un Instituto Público, siendo su misión la prestación de todos los servicios de operaciones con valores públicos, empresas de propiedad social o colectiva, empresas mixtas, cajas de ahorro de entes públicos, comunidades organizadas, institutos autónomos, empresas privadas, pequeñas y medianas empresas y la República, con la finalidad de coadyuvar al desarrollo económico-social, mediante la inversión en los sectores productivos del país.

El presupuesto de recursos y gastos de la Bolsa Pública de Valores Bicentenaria, será financiado con recursos provenientes del Ejecutivo Nacional, transferidos a través del Ministerio del Poder Popular de Planificación y Finanzas. Por otra parte, con los ingresos propios, provenientes del pago de los derechos de registro por todas las operaciones que realicen las entidades que inscriban y negocien sus valores en ella.

Los gastos corrientes que demanden la Bolsa Pública, responden a las necesidades del Proyecto "Canalización del Ahorro", el cual plantea como meta el desarrollo de un modelo socialista de gestión, para impulsar la participación de emisores y usuarios, generalmente excluidos y no habituales en un mercado de valores, cuyo norte sea la prestación de todos los servicios necesarios, para realizar en forma continua y ordenada, las operaciones con los valores objeto de negociación en el mercado de valores, con la finalidad de proporcionar a los usuarios, la adecuada liquidez y financiamiento.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**52.921.973**
INGRESOS CORRIENTES ORDINARIOS	52.921.973
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.000.000
Venta de otros bienes y servicios	3.000.000
TRANSFERENCIAS CORRIENTES	49.921.973
Transferencias corrientes del sector público	49.921.973
Transferencias corrientes internas recibidas del sector Público	49.921.973
De la República	49.921.973
INGRESOS DE CAPITAL	**364.272**
RECURSOS PROPIOS DE CAPITAL	364.272
Incremento de la depreciación y amortización acumuladas	364.272
TOTAL RECURSOS	**53.286.245**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**50.262.730**
GASTOS DE CONSUMO	50.262.730
Remuneraciones	38.209.990
Sueldos, salarios y otras retribuciones	8.872.757
Beneficios y complementos de sueldos y salarios	8.474.514
Aportes patronales	1.132.666
Prestaciones sociales y otras indemnizaciones	1.846.517
Asistencia socioeconómica	8.732.741
Otros gastos de personal	9.150.795
Compra de bienes y servicios	10.395.197
Bienes de consumo	2.486.653
Servicios no personales	7.908.544
Impuestos indirectos	1.293.271
Depreciación y amortización	364.272
GASTOS DE CAPITAL	**3.023.515**
INVERSIÓN REAL DIRECTA	3.023.515
Formación bruta de capital fijo	2.223.515
Maquinaria, equipos y otros bienes muebles	2.223.515
Bienes intangibles	800.000
TOTAL GASTOS	**53.286.245**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116.189	Canalización del Ahorro	Operación			13.500	3.364.272	49.921.973			53.286.245
TOTAL						**3.364.272**	**49.921.973**			**53.286.245**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo			**85**	**85**	**5.039.075**		**5.039.075**
Alto Nivel y de Dirección			16	16	1.433.654		1.433.654
Profesional y Técnico			59	59	3.194.147		3.194.147
Administrativo			9	9	375.434		375.434
Obrero			1	1	35.840		35.840
Personal Contratado			**15**	**15**	**750.000**		**750.000**
Profesional y Técnico			15	15	750.000		750.000
TOTAL			**100**	**100**	**5.789.075**		**5.789.075**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	38.209.990
4.02	Materiales, suministros y mercancías	2.486.653
4.03	Servicios no personales	9.201.815
4.04	Activos reales	3.023.515
4.08	Otros gastos	364.272
	TOTAL	**53.286.245**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**52.921.973**
INGRESOS CORRIENTES ORDINARIOS	52.921.973
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	3.000.000
Venta de otros bienes y servicios	3.000.000
TRANSFERENCIAS CORRIENTES	49.921.973
Transferencias corrientes del sector público	49.921.973
Transferencias corrientes internas recibidas del sector público	49.921.973
De la República (Ministerio del Poder Popular de Planificación y Finanzas)	49.921.973
Recursos Ordinarios	49.921.973
1.2 GASTOS CORRIENTES	**50.262.730**
GASTOS DE CONSUMO	50.262.730
Remuneraciones	38.209.990
Sueldos, salarios y otras retribuciones	8.872.757
Beneficios y complementos de sueldos y salarios	8.474.514
Aportes patronales	1.132.666
Prestaciones sociales y otras indemnizaciones	1.846.517
Asistencia socioeconómica	8.732.741
Otros gastos de personal	9.150.795
Compra de bienes y servicios	10.395.197
Bienes de consumo	2.486.653
Servicios no personales	7.908.544
Impuestos indirectos	1.293.271
Depreciación y amortización	364.272
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.659.243**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.023.515**
RECURSOS PROPIOS DE CAPITAL	3.023.515
Ahorro en cuenta corriente	2.659.243
Incremento de la depreciación y amortización acumuladas	364.272
2.2 GASTOS DE CAPITAL	**3.023.515**
INVERSIÓN REAL DIRECTA	3.023.515
Formación bruta de capital fijo	2.223.515
Maquinaria, equipos y otros bienes muebles	2.223.515
Bienes intangibles	800.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

61
Ministerio del Poder Popular para Transporte y Comunicaciones

Ministerio del Poder Popular para Transporte y Comunicaciones

A0330 Fundación Fondo Nacional de Transporte Urbano (FONTUR)
A0367 Fundación Laboratorio Nacional de Vialidad (FUNDALANAVIAL)
A0658 Instituto Aeropuerto Internacional de Maiquetía (IAIM)
A0659 Instituto de Ferrocarriles del Estado (IFE)
A0661 Instituto Nacional de Canalizaciones (INC)
A0932 Instituto Nacional de los Espacios Acuáticos

A0330

Fundación Fondo Nacional de Transporte Urbano (FONTUR)

FUNDACIÓN FONDO NACIONAL DE TRANSPORTE URBANO (FONTUR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Fondo Nacional de Transporte Urbano (FONTUR), tiene como actividades principales planificar, dirigir, coordinar y supervisar la implementación del sistema del subsidio estudiantil en las diferentes localidades del Territorio Nacional, así como la promoción, fomento, apoyo y financiamiento de programas y proyectos orientados a mejorar la calidad y eficiencia del transporte urbano, a través del fortalecimiento institucional de los diferentes niveles del sector público, inversión física en obras, servicios y equipos relacionados con el mejoramiento del transporte urbano.

Su misión está orientada a promover la obtención del aporte financiero necesario para el desarrollo a escala nacional, de sistemas integrales y servicios para el transporte público en armonía con el medio ambiente, a fin de elevar la calidad de vida de los ciudadanos y el crecimiento de la Nación, optimizando los recursos técnicos y humanos, en concordancia con los lineamientos establecidos por el Ejecutivo Nacional.

Para llevar a cabo las directrices antes planteadas, el Ente debe cumplir con las políticas y normas requeridas por las Instituciones Nacionales (Ministerio del Poder Popular de Planificación y Finanzas, Oficina Nacional de Presupuesto, Ministerio del Poder Popular para Transporte y Comunicaciones), entre otros.

En este sentido, para el Ejercicio Fiscal 2012, la política presupuestaria estará orientada al cumplimiento de las siguientes premisas:

- Atender las necesidades tanto de personal como de los materiales y equipos requeridos, a fin de mantener el control y ejecución de los recursos asignados, adaptados a la estructura organizativa y a las actividades previstas.

- Coordinar la ejecución de obras y mejoras físicas a la infraestructura vial, a través del Plan de Asfaltado de Vías.

- Garantizar el fortalecimiento institucional, con la asistencia técnica-financiera, capacitación de personal y dotación de equipos.

- Coordinar la ejecución del mantenimiento de las vías expresas del Área Metropolitana de Caracas.

- Apoyar financieramente el transporte masivo, así como la eficacia y la calidad en la operatividad del tránsito.

- Planificar, dirigir, coordinar y supervisar el desarrollo del subsidio al Pasaje Preferencial Estudiantil.

- Buscar la calidad del servicio de transporte público, a través del financiamiento de unidades, renovación y sustitución de taxis, con el fin de modernizar el parque automotor del país.

- Continuar con el rescate de la red vial principal, en coordinación con las autoridades regionales, mediante la rehabilitación y el mantenimiento de las carreteras, puentes y túneles.

- Administrar y operar las estaciones de peaje con los recursos provenientes de la actividad recaudadora de los mismos.

Con el objeto de continuar la ejecución de los proyectos que adelanta el Ente, se reciben recursos del Ejecutivo Nacional, Petróleos de Venezuela (PDVSA), Fondo Conjunto Chino Venezolano, cuentas por cobrar a transportistas y disponibilidades existentes en colocaciones bancarias.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**2.899.329.397**
INGRESOS CORRIENTES ORDINARIOS	2.899.329.397
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	479.767.576
Venta de otros bienes y servicios	479.767.576
INGRESOS DE OPERACIÓN	368.810.747
Otros ingresos de operación	368.810.747
TRANSFERENCIAS CORRIENTES	2.050.751.074
Transferencias corrientes del sector público	2.050.751.074
Transferencias corrientes internas recibidas del sector público	2.050.751.074
De la República	580.922.199
Otras	1.469.828.875
INGRESOS DE CAPITAL	**500.000**
RECURSOS PROPIOS DE CAPITAL	500.000
Incremento de la depreciación y amortización acumuladas	500.000
FUENTES DE FINANCIAMIENTO	**323.488.547**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	323.488.547
Disminución de otros activos financieros	323.488.547
Disminución de fondos en avance, en anticipo y en fideicomiso	323.488.547
Disminución de fondos en fideicomiso	323.488.547
TOTAL RECURSOS	**3.223.317.944**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**1.445.003.673**
GASTOS DE CONSUMO	741.206.472
Remuneraciones	237.369.877
Sueldos, salarios y otras retribuciones	57.237.042
Beneficios y complementos de sueldos y salarios	5.482.116
Aportes patronales	11.450.584
Prestaciones sociales y otras indemnizaciones	12.353.792
Asistencia socioeconómica	78.945.416
Otros gastos de personal	71.900.927
Compra de bienes y servicios	285.688.182
Bienes de consumo	40.190.346
Servicios no personales	245.497.836
Impuestos indirectos	217.648.413
Depreciación y amortización	500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	703.797.201
Al sector privado	703.797.201
Transferencias corrientes al sector privado	703.797.201
Otras transferencias corrientes internas al sector privado	703.797.201
GASTOS DE CAPITAL	**1.457.818.061**
INVERSIÓN REAL DIRECTA	1.457.818.061
Formación bruta de capital Fijo	1.453.987.359
Maquinaria, equipos y otros bienes muebles	166.381.511
Construcciones de bienes de dominio público	1.287.605.848
Bienes intangibles	3.830.702

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**320.496.210**
INVERSIÓN FINANCIERA	178.760.978
Incremento de otros activos financieros	178.760.978
Incremento de otras cuentas por cobrar a corto plazo	178.760.978
DISMINUCIÓN DE PASIVOS	141.735.232
Disminución de cuentas y efectos por pagar	141.735.232
Disminución de cuentas y efectos por pagar a corto plazo	141.735.232
Disminución de aportes patronales y retenciones laborales por pagar	141.735.232
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	141.735.232
TOTAL GASTOS	**3.223.317.944**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115437	Renovación de Flota de Transporte Público de Pasajeros.	Vehículo			473	301.178.570				301.178.570
115544	Rehabilitación y Mantenimiento de la Infraestructura Vial Urbana.	Kilómetro			31	149.026.653				149.026.653
115611	Gestión y Conservación de la Red Vial Principal Vial III.	Kilómetro			1.237				1.433.144.198	1.433.144.198
115618	Transporte Masivo.	Convenio			7	25.703.368				25.703.368
115633	Administración Mantenimiento de Peajes a Nivel Nacional	Administración			21	462.380.817				462.380.817
115637	Limpieza y Mantenimiento de las Vías Expresas a Nivel Nacional.	Kilómetro			16.646	7.497.994				7.497.994
115706	Fortalecimiento Institucional.	Persona			25	1.587.030				1.587.030
115757	Pasaje Preferencial Estudiantil.	Estudiante			4.681.000	197.359.865	540.922.199			738.282.064
TOTAL						**1.144.734.297**	**540.922.199**		**1.433.144.198**	**3.118.800.694**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	49.035.526	40.000.000			89.035.526
02	Gestión Administrativa	13.681.724				13.681.724
03	Previsión y Protección Social	1.800.000				1.800.000
	TOTAL	**64.517.250**	**40.000.000**			**104.517.250**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**361**	**280**	**14**	**655**	**17.799.073**	**119.459**	**17.918.532**
Directivo	18	17	2	37	2.154.377		2.154.377
Profesional y Técnico	143	100	11	254	8.559.800	56.992	8.616.792
Personal Administrativo	200	163	1	364	7.084.896	62.467	7.147.363
Personal Fijo a Tiempo Parcial	**2**			**2**	**35.532**	**413**	**35.945**
Personal Médico	2			2	35.532	413	35.945
Personal Contratado	**975**	**1.150**	**39**	**2.164**	**56.310.225**		**56.310.225**
Profesional y Técnico	305	96	9	410	14.482.587		14.482.587
Personal Administrativo	670	1.054	30	1.754	41.827.638		41.827.638
TOTAL	**1.338**	**1.430**	**53**	**2.821**	**74.144.830**	**119.872**	**74.264.702**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**2**	**3**	**5**	**84.023**
Empleados	2	3	5	84.023
Jubilados	**13**	**11**	**24**	**576.487**
Empleados	13	11	24	576.487
TOTAL	**15**	**14**	**29**	**660.510**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de Personal	237.369.877
4.02	Materiales, Suministros y Mercancías	40.190.346
4.03	Servicios No Personales	463.146.249
4.04	Activos Reales	1.457.818.061
4.05	Activos Financieros	178.760.978
4.07	Transferencias y Donaciones	703.797.201
4.08	Otros Gastos	500.000
4.11	Disminución de Pasivos	141.735.232
	TOTAL	**3.223.317.944**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.899.329.397**
INGRESOS CORRIENTES ORDINARIOS	2.899.329.397
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	479.767.576
Venta de otros bienes y servicios	479.767.576
INGRESOS DE OPERACIÓN	368.810.747
Otros ingresos de operación	368.810.747
TRANSFERENCIAS CORRIENTES	2.050.751.074
Transferencias corrientes del sector público	2.050.751.074
Transferencias corrientes internas recibidas del sector público	2.050.751.074
De la República	580.922.199
Ministerio del Poder Popular para Transporte y Comunicaciones	
Gastos de Funcionamiento	40.000.000
Pasaje Preferencial Estudiantil	540.922.199
Otras	1.469.828.875
1.2 GASTOS CORRIENTES	**1.445.003.673**
GASTOS DE CONSUMO	741.206.472
Remuneraciones	237.369.877
Sueldos, salarios y otras retribuciones	57.237.042
Beneficios y complementos de sueldos y salarios	5.482.116
Aportes patronales	11.450.584
Prestaciones sociales y otras indemnizaciones	12.353.792
Asistencia socioeconómica	78.945.416
Otros gastos de personal	71.900.927
Compra de bienes y servicios	285.688.182
Bienes de consumo	40.190.346
Servicios no personales	245.497.836
Impuestos indirectos	217.648.413
Depreciación y amortización	500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	703.797.201
Al sector privado	703.797.201
Transferencias corrientes al sector privado	703.797.201
Otras transferencias corrientes internas al sector privado	703.797.201
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.454.325.724**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.454.825.724**
RECURSOS PROPIOS DE CAPITAL	1.454.825.724
Ahorro en Cuenta Corriente	1.454.325.724
Incremento de la depreciación y amortización acumuladas	500.000
2.2 GASTOS DE CAPITAL	**1.457.818.061**
INVERSIÓN REAL DIRECTA	1.457.818.061
Formación bruta de capital Fijo	1.453.987.359
Maquinaria, equipos y otros bienes muebles	166.381.511
Construcciones de bienes de dominio público	1.287.605.848
Bienes intangibles	3.830.702
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(2.992.337)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**323.488.547**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	323.488.547
Disminución de otros activos financieros	323.488.547
Disminución de fondos en avance, en anticipo y en fideicomiso	323.488.547
Disminución de fondos en fideicomiso	323.488.547
3.2 APLICACIONES FINANCIERAS	**323.488.547**
INVERSIÓN FINANCIERA	178.760.978
Incremento de otros activos financieros	178.760.978
Incremento de otras cuentas por cobrar a corto plazo	178.760.978
DISMINUCIÓN DE PASIVOS	141.735.232
Disminución de cuentas y efectos por pagar	141.735.232
Disminución de cuentas y efectos por pagar a corto plazo	141.735.232
Disminución de aportes patronales y retenciones laborales por pagar	141.735.232
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	141.735.232
DÉFICIT FINANCIERO	2.992.337

A0367

Fundación Laboratorio Nacional de Vialidad (FUNDALANAVIAL)

FUNDACIÓN LABORATORIO NACIONAL DE VIALIDAD (FUNDALANAVIAL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Laboratorio Nacional de Vialidad FUNDALANAVIAL, tiene como política para el ejercicio económico financiero 2012, la distribución justa, oportuna y transparente de los recursos, enmarcados en las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista (PSS) 2007 – 2013, previendo el fortalecimiento de la capacitación del recurso humano, así como el desarrollo armónico sustentable y eficiente al modelo productivo socialista, a través de la mejora continúa de nuestros servicios de inspección, asesoría e investigación en obras de Infraestructura, ensayos de laboratorios en las áreas de suelo, asfalto, concreto y metales y aseguramiento del control de la calidad. Garantizando resultados confiables y la competitividad del personal, siempre comprometidos con los estándares normativos de calidad, bajo el enfoque de la Norma ISO 9001 e ISO/IEC 17025

A los fines de alcanzar las metas y objetivos propuestos para el año 2012, la institución, tiene previsto la ejecución de proyectos que garanticen la consecución de los mismos, entre los cuales se señalan:

- Fortalecimiento de la Superestructura Tecnológico-Logística.
- Fortalecimiento de la Cultura de la Calidad en la Prestación de Servicios.
- Centro de Formación y Capacitación "Simón Rodríguez".
- Centro de Documentación y Divulgación Socialista "José Martí".
- Estadística de la Gestión Institucional.
- Modificación de la Naturaleza Jurídica de la Fundación.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**133.486.519**
INGRESOS CORRIENTES ORDINARIOS	133.486.519
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	128.486.519
Venta de otros bienes y servicios	128.486.519
TRANSFERENCIAS CORRIENTES	5.000.000
Transferencias corrientes del sector público	5.000.000
Transferencias corrientes internas recibidas del sector público	5.000.000
De la República	5.000.000
INGRESOS DE CAPITAL	**4.297.575**
RECURSOS PROPIOS DE CAPITAL	4.297.575
Incremento de la depreciación y amortización acumuladas	4.297.575
FUENTES DE FINANCIAMIENTO	**5.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.500.000
Disminución de otros activos financieros	5.500.000
Disminución de efectos por cobrar a corto plazo	5.500.000
Disminución de efectos comerciales por cobrar a corto plazo	5.500.000
TOTAL RECURSOS	**143.284.094**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**114.746.416**
GASTOS DE CONSUMO	113.793.441
Remuneraciones	70.657.543
Sueldos, salarios y otras retribuciones	70.657.543
Compra de bienes y servicios	38.838.323
Bienes de consumo	5.796.705
Servicios no personales	33.041.618
Depreciación y amortización	4.297.575
TRANSFERENCIAS Y DONACIONES CORRIENTES	952.975
Al sector privado	952.975
Donaciones corrientes al sector privado	952.975
Donaciones a personas	952.975
GASTOS DE CAPITAL	**25.787.678**
INVERSIÓN REAL DIRECTA	25.787.678
Formación bruta de capital Fijo	25.787.678
Maquinaria, equipos y otros bienes muebles	19.787.678
Construcciones de bienes de dominio privado	6.000.000
APLICACIONES FINANCIERAS	**2.750.000**
DISMINUCIÓN DE PASIVOS	2.750.000
Disminución de cuentas y efectos por pagar	2.750.000
Disminución de cuentas y efectos por pagar a corto plazo	2.750.000
Disminución cuentas por pagar a proveedores a corto plazo	2.750.000
TOTAL GASTOS	**143.284.094**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114654	Fortalecimiento de la Superestructura Tecnológico-Logística	Equipo			3.672	73.386.105				73.386.105
114809	Fortalecimiento de la Cultura de la Calidad en la Prestación de Servicios	Ensayo			13	8.700.000				8.700.000
114981	Centro de Formación y Capacitación "Simón Rodríguez"	Curso			105	3.279.600				3.279.600
115009	Centro de Documentación y Divulgación Socialista "José Martí"	Equipo			56	927.430				927.430
115034	Estadística de la Gestión Institucional	Informe			12	153.912				153.912
115103	Modificación de la Naturaleza Jurídica de la Fundación	Institución			1	316.120				316.120
	TOTAL					**86.763.167**				**86.763.167**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	34.177.712	4.947.025			39.124.737
02	Gestión Administrativa	17.343.215				17.343.215
03	Previsión y Protección Social		52.975			52.975
	TOTAL	**51.520.927**	**5.000.000**			**56.520.927**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**130**	**200**		**330**	**43.773.389**		**43.773.389**
Alto Nivel y de Dirección		1		1	162.646		162.646
Directivo	12	16		28	3.684.106		3.684.106
Profesional y Técnico	70	95		165	21.886.695		21.886.695
Personal Administrativo	48	88		136	18.040.126		18.039.942
Personal Contratado	**23**	**37**		**60**	**26.884.154**		**26.884.154**
Profesional y Técnico	11	24		35	15.682.423		15.682.423
Personal Administrativo	12	13		25	11.201.731		11.201.731
TOTAL	153	237		390	70.657.543		70.657.543

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1**		**1**	**52.975**
Empleados	1		1	52.975
TOTAL	1		1	52.975

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de Personal	70.657.543
4.02	Materiales, Suministros y Mercancías	5.796.704
4.03	Servicios No Personales	33.041.618
4.04	Activos Reales	25.787.678
4.07	Transferencias y Donaciones	952.976
4.08	Otros Gastos	4.297.575
4.11	Disminución de Pasivos	2.750.000
	TOTAL	**143.284.094**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**133.486.519**
INGRESOS CORRIENTES ORDINARIOS	133.486.519
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	128.486.519
Venta de otros bienes y servicios	128.486.519
TRANSFERENCIAS CORRIENTES	5.000.000
Transferencias corrientes del sector público	5.000.000
Transferencias corrientes internas recibidas del sector público	5.000.000
Ministerio del Poder Popular para Transporte y Comunicaciones	5.000.000
Recursos Ordinarios	5.000.000
1.2 GASTOS CORRIENTES	**114.746.416**
GASTOS DE CONSUMO	113.793.441
Remuneraciones	70.657.543
Sueldos, salarios y otras retribuciones	70.657.543
Compra de bienes y servicios	38.838.323
Bienes de consumo	5.796.705
Servicios no personales	33.041.618
Depreciación y amortización	4.297.575
TRANSFERENCIAS Y DONACIONES CORRIENTES	952.975
Al sector privado	952.975
Donaciones corrientes al sector privado	952.975
Donaciones a personas	952.975
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**18.740.103**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**23.037.678**
RECURSOS PROPIOS DE CAPITAL	23.037.678
Ahorro en Cuenta Corriente	18.740.103
Incremento de la depreciación y amortización acumuladas	4.297.575
2.2 GASTOS DE CAPITAL	**25.787.678**
INVERSIÓN REAL DIRECTA	25.787.678
Formación bruta de capital Fijo	25.787.678
Maquinaria, equipos y otros bienes muebles	19.787.678
Construcciones de bienes de dominio privado	6.000.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(2.750.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**5.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.500.000
Disminución de otros activos financieros	5.500.000
Disminución de efectos por cobrar a corto plazo	5.500.000
Disminución de efectos comerciales por cobrar a corto plazo	5.500.000
3.2 APLICACIONES FINANCIERAS	**5.500.000**
DISMINUCIÓN DE PASIVOS	2.750.000
Disminución de cuentas y efectos por pagar	2.750.000
Disminución de cuentas y efectos por pagar a corto plazo	2.750.000
Disminución cuentas por pagar a proveedores a corto plazo	2.750.000
DÉFICIT FINANCIERO	2.750.000

A0658

Instituto Aeropuerto Internacional de Maiquetía (IAIM)

INSTITUTO AEROPUERTO INTERNACIONAL DE MAIQUETÍA (IAIM)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Para el ejercicio fiscal 2012 el Instituto Aeropuerto Internacional de Maiquetía ejecutará las siguientes políticas:

- Culminar la actualización del sistema de tarifas a los servicios prestados.
- Atender todos los servicios inherentes al movimiento de aeronaves, pasajeros y carga.
- Diseñar e implementar programas de mantenimiento preventivo y correctivo de las instalaciones, equipos, áreas de pistas y zonas verdes.
- Adquirir equipos y sistemas destinados a lograr la necesaria plataforma tecnológica.
- Ejecutar e inspeccionar la construcción de obras orientadas en su conjunto a mantener la categoría del aeropuerto y la certificación.
- Incrementar la participación de los ingresos generados por las concesiones comerciales en la estructura de ingresos del Organismo.
- Obtener ingresos para cubrir costos y gastos de operación, gastos de mantenimiento y crear reservas de capitales para responder al crecimiento futuro del aeropuerto.

Durante el Ejercicio Fiscal 2012, el Organismo ejecutará cuatro proyectos estratégicos, que permitirán fortalecer y mejorar la calidad del servicio prestado a los usuarios y cumplir con los más elevados estándares de seguridad nacional e internacional, los cuales se citan a continuación:

- Modernización y mejoras en los terminales de pasajeros del Aeropuerto de Maiquetía.
- Acondicionamiento y mejoras en las áreas de pistas, plataformas y rampas del Aeropuerto de Maiquetía.
- Rehabilitación y acondicionamiento de las áreas externas del Aeropuerto de Maiquetía.
- Adecuación y mantenimiento de las edificaciones administrativas y operativas del Aeropuerto de Maiquetía.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**763.010.995**
INGRESOS CORRIENTES ORDINARIOS	763.010.995
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	763.010.995
Venta de otros bienes y servicios	763.010.995
INGRESOS DE CAPITAL	**9.851.867**
RECURSOS PROPIOS DE CAPITAL	9.851.867
Incremento de la depreciación y amortización acumuladas	9.851.867
FUENTES DE FINANCIAMIENTO	**139.900.833**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	139.900.833
Disminución de otros activos financieros	139.900.833
Disminución de disponibilidades	139.900.833
Disminución de Bancos	139.900.833
TOTAL RECURSOS	**912.763.695**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**824.730.313**
GASTOS DE CONSUMO	761.007.058
Remuneraciones	485.446.601
Sueldos, salarios y otras retribuciones	82.525.922
Beneficios y complementos de sueldos y salarios	276.704.563
Aportes patronales	19.417.864
Prestaciones sociales y otras indemnizaciones	29.126.796
Asistencia socioeconómica	77.671.456
Compra de bienes y servicios	265.708.590
Bienes de consumo	43.176.416
Servicios no personales	222.532.174
Depreciación y amortización	9.851.867
TRANSFERENCIAS Y DONACIONES CORRIENTES	63.723.255
Al sector privado	63.723.255
Transferencias corrientes al sector privado	63.723.255
Directas a personas	63.723.255
Pensiones y otros beneficios asociados	7.646.791
Jubilaciones y otros beneficios asociados	44.606.279
Otras transferencias directas a personas	11.470.185
GASTOS DE CAPITAL	**88.033.382**
INVERSIÓN REAL DIRECTA	88.033.382
Formación bruta de capital Fijo	87.883.382
Maquinaria, equipos y otros bienes muebles	49.259.335
Construcciones de bienes de dominio privado	38.624.047
Bienes intangibles	150.000
TOTAL GASTOS	**912.763.695**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115062	Modernización y Mejoras en los Terminales del Pasajeros del Aeropuerto de Maiquetía	Edificación			3	58.286.834				58.286.834
115131	Acondicionamiento y Mejoras en las Áreas de Pistas, Plataformas y Rampas del Aeropuerto de Maiquetía	Metro Cuadrado			127.025	37.501.131				37.501.131
115159	Rehabilitación y Acondicionamiento de las Áreas Externas del Aeropuerto de Maiquetía.	Metro Cuadrado			186.443	40.701.824				40.701.824
115256	Adecuación y Mantenimiento de las Edificaciones Administrativas y Operativas del Aeropuerto de Maiquetía	Edificación			6	88.398.595				88.398.595
	TOTAL					**224.888.384**				**224.888.384**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	494.853.391				494.853.391
02	Gestión Administrativa	128.505.024				128.505.024
03	Previsión y Protección Social	59.423.255				59.423.255
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	5.093.641				5.093.641
	TOTAL	**687.875.311**				**687.875.311**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**518**	**746**	**324**	**1.588**	**57.531.231**	**3.855.153**	**61.386.384**
Directivo	11	7	28	46	1.729.886	149.778	1.879.664
Profesional y Técnico	288	293		581	21.849.215	1.891.760	23.740.975
Personal Administrativo	127	125	296	548	20.608.210	1.784.311	22.392.521
Personal Médico	5	4		9	338.456	29.304	367.760
Obrero	87	317		404	13.005.464		13.005.464
Personal Contratado	**429**	**529**	**18**	**976**	**37.084.810**		**37.084.810**
Directivo	10	18	1	29	1.101.905		1.101.905
Profesional y Técnico	290	356	12	658	25.001.849		25.001.849
Personal Administrativo	127	152	5	284	10.791.072		10.791.072
Personal Médico	2	3		5	189.984		189.984
TOTAL	**947**	**1.275**	**342**	**2.564**	**94.616.041**	**3.855.153**	**98.471.194**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**99**	**165**	**264**	**13.842.317**
Obreros	17	86	103	5.400.601
Empleados	82	79	161	8.441.716
Jubilados	**211**	**507**	**718**	**45.522.336**
Obreros	75	376	451	28.594.113
Empleados	136	131	267	16.928.223
TOTAL	**310**	**672**	**982**	**59.364.653**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de Personal	485.446.601
4.02	Materiales, Suministros y Mercancías	43.176.416
4.03	Servicios No Personales	222.532.174
4.04	Activos Reales	88.033.382
4.07	Transferencias y Donaciones	63.723.255
4.08	Otros Gastos	9.851.867
	TOTAL	**912.763.695**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**763.010.995**
INGRESOS CORRIENTES ORDINARIOS	763.010.995
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	763.010.995
Venta de otros bienes y servicios	763.010.995
1.2 GASTOS CORRIENTES	**824.730.313**
GASTOS DE CONSUMO	761.007.058
Remuneraciones	485.446.601
Sueldos, salarios y otras retribuciones	82.525.922
Beneficios y complementos de sueldos y salarios	276.704.563
Aportes patronales	19.417.864
Prestaciones sociales y otras indemnizaciones	29.126.796
Asistencia socioeconómica	77.671.456
Compra de bienes y servicios	265.708.590
Bienes de consumo	43.176.416
Servicios no personales	222.532.174
Depreciación y amortización	9.851.867
TRANSFERENCIAS Y DONACIONES CORRIENTES	63.723.255
Al sector privado	63.723.255
Transferencias corrientes al sector privado	63.723.255
Directas a personas	63.723.255
Pensiones y otros beneficios asociados	7.646.791
Jubilaciones y otros beneficios asociados	44.606.279
Otras transferencias directas a personas	11.470.185
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(61.719.318)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(51.867.451)**
RECURSOS PROPIOS DE CAPITAL	(51.867.451)
Desahorro en Cuenta Corriente	(61.719.318)
Incremento de la depreciación y amortización acumuladas	9.851.867
2.2 GASTOS DE CAPITAL	**88.033.382**
INVERSIÓN REAL DIRECTA	88.033.382
Formación bruta de capital Fijo	87.883.382
Maquinaria, equipos y otros bienes muebles	49.259.335
Construcciones de bienes de dominio privado	38.624.047
Bienes intangibles	150.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(139.900.833)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**139.900.833**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	139.900.833
Disminución de otros activos financieros	139.900.833
Disminución de disponibilidades	139.900.833
Disminución de Bancos	139.900.833
3.2 APLICACIONES FINANCIERAS	**139.900.833**
DÉFICIT FINANCIERO	139.900.833

A0659

Instituto de Ferrocarriles del Estado (IFE)

INSTITUTO DE FERROCARRILES DEL ESTADO (IFE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

En el año 2012, el Instituto de Ferrocarriles del Estado (IFE) seguirá llevando a cabo las orientaciones establecidas por el Ejecutivo Nacional a través de las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista (PSS) 2007 – 2013, por lo tanto la política presupuestaria se apoya en la Directriz Estratégica: "Nueva Geopolítica Nacional", con la cual se busca lograr la cohesión de los espacios del territorio nacional y a su vez alcanzar un proceso de desarrollo económico interregional más equilibrado, sirviendo además como un proceso de desconcentración de población ya que busca generar e interconectar nuevos polos de desarrollo, aprovechando para tal fin las ventajas comparativas y competitivas de cada uno de esos polos de desarrollo y creando una sinergia entre ellos.

Es de esperar que al alcanzar mayores niveles de desarrollo en condiciones de equidad y equilibrio interregional, permitirá a poblaciones deprimidas ser incorporadas al proceso de generación de riqueza, con lo cual también se logrará cumplir con la directriz referida a la "Suprema Felicidad Social". La actividad de transporte ferroviaria aparte de interconectar polos de desarrollo debe apoyar la política de desconcentración territorial con el fin de generar poblaciones autosustentables con facilidades para el acceso a una vivienda digna, trabajo, educación, salud, seguridad, servicios públicos, etc., todo ello orientado a elevar niveles de calidad de vida de la población y garantizar la equidad, eficacia, eficiencia y calidad de la acción pública. Para alcanzar lo anteriormente planteado el IFE, seguirá desarrollando los elementos contenidos en el Plan Nacional de Desarrollo Ferroviario 2006 - 2030, haciendo énfasis en los lineamientos establecidos en la primera etapa: 2007- 2015, por lo tanto es importante el continuar con el desarrollo de la infraestructura ferroviaria en el país, culminando los proyectos que se encuentran en ejecución e iniciando los estudios y la construcción del resto de los tramos propuestos para el año 2012.

Para las vías que se encuentran en explotación comercial, el IFE se compromete a garantizar el mantenimiento de la infraestructura y de los servicios que actualmente se presta, para ello, se desarrollaron políticas orientadas a optimizar el transporte de pasajeros y de mercancías, de manera de prestar un servicio de calidad y además de buscar incrementar los ingresos propios como fuente sustantiva de financiamiento del IFE.

Fomentar y apoyar la participación y el compromiso para la reubicación de las familias afectadas por la construcción del Sistema Ferroviario Nacional.

Elevar la acción del IFE, de manera de transformarlo en un ente modelo de prestación de servicio de transporte ferroviario, que cuenta con un recurso humano capacitado y comprometido con la integración Nacional y Latinoamericana.

Cumplir con el Plan Estadístico Nacional (PEN) al proponer la creación de una Unidad Estadística que se articulará con el Sistema Nacional Estadístico del INE, de manera de atender las necesidades de información sobre el Desarrollo Ferroviario Nacional. Dentro de los objetivos estratégicos tenemos:

- Continuar con el proceso de desarrollar la infraestructura ferroviaria en Venezuela, de manera de poder configurar un sistema Integral de Transporte Masivo.
- Garantizar la explotación comercial de los diferentes tramos existentes hasta ahora, haciéndolo de manera eficiente y garantizando la calidad en la prestación del servicio de transporte a los usuarios - pasajeros y/o mercancía.
- Planificar y gestionar los sistemas integrados y material rodante de los tramos que próximamente entraran en funcionamiento de manera de poder desarrollar los respectivos planes de puesta en marcha.
- Determinar el impacto social que genera el Instituto y de esta manera poder aplicar políticas orientadas a atender a las poblaciones circundantes a las actividades constructivas, para ello se debe desarrollar un centro estadístico que genere datos para facilitar el proceso decisorio dentro del Instituto
- Optimizar los procesos internos del Instituto, de manera de poder dar respuesta efectiva a las necesidades del público interno y externo del IFE.

El IFE, es un organismo responsable de la ejecución de proyectos plurianuales, por tal razón es indispensable que se asignen recursos para avanzar en la construcción de la red Ferroviaria Nacional. Siguiendo éste lineamiento se plantearon proyectos que buscan la adquisición de nuevo material rodante y la ampliación de patios y talleres correspondientes al Sistema Ferroviario Central tramo Caracas - Tuy Medio, buscando mejorar la capacidad de respuesta del sistema ante la creciente demanda. Continuar con la construcción de los tramos La Encrucijada - Puerto Cabello, Tinaco - Anaco, San Juan - San Fernando, Chaguaramas - Las Mercedes - Cabruta y la rehabilitación del Tramo Puerto Cabello - Barquisimeto - Yaritagua - Acarigua, además de comenzar las obras correspondientes a los tramos La Encrucijada - Charallave Norte, La Encrucijada - San Juan de los Morros y Valencia - Abejales, permitiendo así la interconexión de los tramos que facilite el transporte de mercancías y pasajeros a nivel nacional favoreciendo el desarrollo socioeconómico del país.

Seguir reforzando la labor social que la Institución debe ofrecer a las Comunidades cercanas a los trazados ferroviarios, mitigando los aspectos negativos que genera la construcción.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**251.445.679**
INGRESOS CORRIENTES ORDINARIOS	251.445.679
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	67.800.000
Venta de otros bienes y servicios	67.800.000
INGRESOS DE LA PROPIEDAD	2.145.679
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	2.145.679
Alquileres	2.145.679
TRANSFERENCIAS CORRIENTES	180.000.000
Transferencias corrientes del sector público	180.000.000
Transferencias corrientes internas recibidas del sector público	180.000.000
De la República	180.000.000
OTROS INGRESOS	1.500.000
Otros ingresos ordinarios	1.500.000
INGRESOS DE CAPITAL	**45.036.897**
RECURSOS PROPIOS DE CAPITAL	45.036.897
Incremento de la depreciación y amortización acumuladas	45.036.897
TOTAL RECURSOS	**296.482.576**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**278.322.576**
GASTOS DE CONSUMO	261.276.286
Remuneraciones	164.213.710
Sueldos, salarios y otras retribuciones	76.435.197
Beneficios y complementos de sueldos y salarios	48.780.213
Aportes patronales	24.500
Prestaciones sociales y otras indemnizaciones	8.691.505
Asistencia socioeconómica	30.282.295
Compra de bienes y servicios	52.025.679
Bienes de consumo	17.120.785
Servicios no personales	34.904.894
Depreciación y amortización	45.036.897
TRANSFERENCIAS Y DONACIONES CORRIENTES	17.046.290
Al sector privado	17.046.290
Transferencias corrientes al sector privado	17.046.290
Directas a personas	15.046.290
Pensiones y otros beneficios asociados	3.663.302
Jubilaciones y otros beneficios asociados	11.382.988
Otras transferencias corrientes internas al sector privado	2.000.000
GASTOS DE CAPITAL	**18.160.000**
INVERSIÓN REAL DIRECTA	18.160.000
Formación bruta de capital Fijo	18.160.000
Edificios e instalaciones	4.000.000
Maquinaria, equipos y otros bienes muebles	10.160.000
Construcciones de bienes de dominio público	4.000.000
TOTAL GASTOS	**296.482.576**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		164.953.710			164.953.710
02	Gestión Administrativa	116.482.576				116.482.576
03	Previsión y Protección Social		15.046.290			15.046.290
07	Protección y Atención Integral a las Familias y Personas en los Refugios en caso de Emergencias o Desastres					
	TOTAL	**116.482.576**	**180.000.000**			**296.482.576**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**305**	**671**	**962**	**1.938**	**39.896.052**	**44.913**	**39.940.965**
Directivo	12	10		22	3.597.754		3.597.754
Profesional y Técnico	122	227	545	894	14.454.155	16.958	14.471.113
Personal Administrativo	70	215	329	614	13.346.286	6.819	13.353.105
Personal Médico	1	1	6	8	790.617		790.617
Obrero	100	218	82	400	7.707.240	21.136	7.728.376
Personal Contratado	**401**	**610**	**289**	**1.300**	**28.785.072**		**28.785.072**
Profesional y Técnico	401	610	289	1.300	28.785.072		28.785.072
TOTAL	**706**	**1.281**	**1.251**	**3.238**	**68.681.124**	**44.913**	**68.726.037**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**117**	**266**	**383**	**37.006.000**
Obreros	52	150	202	17.950.504
Empleados	65	116	181	19.055.496
Jubilados	**84**	**15**	**99**	**10.200.000**
Obreros	58	10	68	5.089.354
Empleados	26	5	31	5.110.646
TOTAL	**201**	**281**	**482**	**47.206.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de Personal	164.213.710
4.02	Materiales, Suministros y Mercancías	17.120.785
4.03	Servicios No Personales	34.904.894
4.04	Activos Reales	18.160.000
4.07	Transferencias y Donaciones	17.046.290
4.08	Otros Gastos	45.036.897
	TOTAL	**296.482.576**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**251.445.679**
INGRESOS CORRIENTES ORDINARIOS	251.445.679
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	67.800.000
Venta de otros bienes y servicios	67.800.000
INGRESOS DE LA PROPIEDAD	2.145.679
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	2.145.679
Alquileres	2.145.679
TRANSFERENCIAS CORRIENTES	180.000.000
Transferencias corrientes del sector público	180.000.000
Transferencias corrientes internas recibidas del sector público	180.000.000
Ministerio del Poder Popular para Transporte y Comunicaciones	180.000.000
Recursos Ordinarios	180.000.000
OTROS INGRESOS	1.500.000
Otros ingresos ordinarios	1.500.000
1.2 GASTOS CORRIENTES	**278.322.576**
GASTOS DE CONSUMO	261.276.286
Remuneraciones	164.213.710
Sueldos, salarios y otras retribuciones	76.435.197
Beneficios y complementos de sueldos y salarios	48.780.213
Aportes patronales	24.500
Prestaciones sociales y otras indemnizaciones	8.691.505
Asistencia socioeconómica	30.282.295
Compra de bienes y servicios	52.025.679
Bienes de consumo	17.120.785
Servicios no personales	34.904.894
Depreciación y amortización	45.036.897

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
TRANSFERENCIAS Y DONACIONES CORRIENTES	17.046.290
Al sector privado	17.046.290
Transferencias corrientes al sector privado	17.046.290
Directas a personas	15.046.290
Pensiones y otros beneficios asociados	3.663.302
Jubilaciones y otros beneficios asociados	11.382.988
Otras transferencias corrientes internas al sector privado	2.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(26.876.897)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**18.160.000**
RECURSOS PROPIOS DE CAPITAL	18.160.000
Desahorro en Cuenta Corriente	(26.876.897)
Incremento de la depreciación y amortización acumuladas	45.036.897
2.2 GASTOS DE CAPITAL	**18.160.000**
INVERSIÓN REAL DIRECTA	18.160.000
Formación bruta de capital Fijo	18.160.000
Edificios e instalaciones	4.000.000
Maquinaria, equipos y otros bienes muebles	10.160.000
Construcciones de bienes de dominio público	4.000.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0661

Instituto Nacional de Canalizaciones (INC)

INSTITUTO NACIONAL DE CANALIZACIONES (INC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La formulación del Presupuesto del Ejercicio Económico del año 2012, se elaboró sobre la base metodológica de la técnica de presupuesto por Proyecto y Acciones Centralizadas; además por las líneas emanadas del órgano rector Ministerio del Poder Popular para Transporte y Comunicaciones (MTC), Oficina Nacional de Presupuesto (ONAPRE) y líneas internas del Instituto Nacional de Canalizaciones.

Es importante señalar que dentro de las políticas del Plan Operativo Anual (POAN 2012), se solicitaron proyectos de inversión de gran importancia, para el mejoramiento de los Canales de Navegación del Río Orinoco y Lago de Maracaibo y Servicios Comerciales; los cuales incluyen adquisiciones de Dragas Autopropulsadas, Remolcadores, Lanchas Hidrográficas, Equipos Auxiliares, Sistema Automatizado de Señalización y Mantenimientos Mayores de algunas unidades; así como también, para servicios de dragados en el Lago de Maracaibo, señalización y estudios para mejoras y nuevas vías de navegación; a fin de coadyuvar con el cumplimiento de nuestra lema "Una Navegación Confiable y Segura".

De igual forma se da continuidad a las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista (PSS) 2007 – 2013, enmarcado principalmente con la Directriz Estratégica: Nueva Geopolítica Nacional y las políticas: mejorar la infraestructura para la integración con América Latina y el Caribe e integrar el territorio nacional, a través de ejes y regiones y reforzar la accesibilidad hacia la fachada amazónica y el Caribe; estructurando el Plan Operativo hacia la prioridad de competencia dadas por Ley al Instituto de Canalizaciones, desarrollando proyectos de mantenimiento e inversión para el logro de la misión. Estos proyectos son los siguientes:

- Mantenimiento del Canal de Navegación del Lago de Maracaibo.
- Mantenimiento del Canal de Navegación del Río Orinoco.
- Investigación para el Mejoramiento de los Canales de Navegación.
- Gestión del Código de la Seguridad Acuática.
- Mantenimiento Preventivo y Correctivo Hasta Nivel II de las Unidades Flotantes y Equipos Asignados a la GCO.
- Mantenimiento Preventivo y Correctivo del III Nivel de las Unidades Flotantes del Instituto Nacional de Canalizaciones.
- Mantenimiento Preventivo y Correctivo hasta el Nivel II de las Unidades Marítimas y Terrestres de la GCM.
- Fortalecimiento Institucional de las Unidades de Estadística y de Cobranzas del Instituto Nacional de Canalizaciones.
- Estudio y Desarrollo de Nuevas Vías de Navegación.
- Dragado de Proyectos Comerciales.

Asimismo, se formuló un proyecto que se vincula con la directriz estratégica Democracia protagónica y revolucionaria: Fortalecimiento de las Unidades de Estadística y Cobranzas del Instituto Nacional de Canalizaciones, articulado con el objetivo señalado en la Líneas Generales del Plan de la Nación 2007-2013: Construir un sector público al servicio del ciudadano que conduzca a la transformación de la sociedad, para coadyuvar al logro de los objetivos institucionales que se plantea el I.N.C para el año 2012.

El Presupuesto de Ingresos 2012, contiene los incrementos en las tasas que rigen desde 01/08/2008, según Decreto N° 6266, con Rango, Valor y Fuerza de Ley de Canalización y Mantenimiento de las Vías de Navegación, con una Unidad Tributaria de Bs. 76,00, así como los ingresos por servicios a terceros e ingresos por colocaciones y otros; transferencias del Ministerio del Poder Popular para Transporte y Comunicaciones, al cual estamos adscritos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	**731.915.189**
INGRESOS NO TRIBUTARIOS	673.030.480
Tasas	673.030.480
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	50.645.441
Venta de otros bienes y servicios	50.645.441
INGRESOS DE LA PROPIEDAD	6.810.320
Intereses	6.810.320
Intereses internos	6.810.320
Intereses por depósitos	6.810.320
OTROS INGRESOS	1.428.948
Otros ingresos ajenos a la operación	1.428.948
INGRESOS DE CAPITAL	**6.316.527**
RECURSOS PROPIOS DE CAPITAL	6.316.527
Incremento de la depreciación y amortización acumuladas	6.316.527
FUENTES DE FINANCIAMIENTO	**77.260.205**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	77.260.205
Disminución de otros activos financieros	77.260.205
Disminución de disponibilidades	54.596.527
Disminución de Bancos	54.596.527
Disminución de cuentas por cobrar a corto plazo	22.663.678
Disminución de cuentas comerciales por cobrar a corto plazo	22.663.678
TOTAL RECURSOS	**815.491.921**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**708.874.553**
GASTOS DE CONSUMO	642.317.763
Remuneraciones	367.373.442
Sueldos, salarios y otras retribuciones	41.237.526
Beneficios y complementos de sueldos y salarios	67.034.685
Aportes patronales	15.081.742
Prestaciones sociales y otras indemnizaciones	32.044.425
Asistencia socioeconómica	106.548.199
Otros gastos de personal	105.426.865
Compra de bienes y servicios	268.627.794
Bienes de consumo	31.586.737
Servicios no personales	237.041.057
Depreciación y amortización	6.316.527
TRANSFERENCIAS Y DONACIONES CORRIENTES	66.556.790
Al sector privado	64.156.790
Transferencias corrientes al sector privado	64.060.790
Directas a personas	64.060.790
Pensiones y otros beneficios asociados	9.065.322
Jubilaciones y otros beneficios asociados	54.868.830
Otras transferencias directas a personas	126.638
Donaciones corrientes al sector privado	96.000
Donaciones a personas	96.000
Al sector público	2.400.000
Transferencias corrientes al sector público	2.400.000
A los entes descentralizados sin fines empresariales para sus gastos	2.400.000
GASTOS DE CAPITAL	**70.143.200**
INVERSIÓN REAL DIRECTA	70.143.200
Formación Bruta de Capital Fijo	69.942.200
Edificios e instalaciones	6.575.000
Maquinaria, equipos y otros bienes muebles	10.924.208
Bienes preexistentes	52.442.992
Bienes intangibles	201.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**36.474.168**
INVERSIÓN FINANCIERA	1.113.883
Incremento de otros activos financieros	1.113.883
Incremento de otros activos financieros circulantes	1.113.883
DISMINUCIÓN DE PASIVOS	35.360.285
Disminución de cuentas y efectos por pagar	27.866.322
Disminución de cuentas y efectos por pagar a corto plazo	27.866.322
Disminución cuentas por pagar a proveedores a corto plazo	27.866.322
Disminución de otros pasivos	7.493.963
Disminución de provisiones y reservas técnicas	7.493.963
Disminución de reservas técnicas	7.493.963
TOTAL GASTOS	**815.491.921**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115835	Mantenimiento del Canal de Navegación del Lago de Maracaibo	Metro Cúbico			12.000.000	115.255.274				115.255.274
115847	Mantenimiento del Canal de Navegación del Río Orinoco	Mantenimiento			4.809	45.240.106				45.240.106
115883	Investigación para el mejoramiento de los Canales de Navegación.	Informe de Ejecución			8	7.695.137				7.695.137
115890	Gestión del Código de la Seguridad Acuática.	Sistema			1	1.804.341				1.804.341
115895	Mantenimiento Preventivo y Correctivo Hasta Nivel II de las Unidades Flotantes y Equipos Asignados a la GCO	Mantenimiento			94	43.667.049				43.667.049
115939	Mantenimiento Preventivo y Correctivo del III Nivel de las Unidades Flotantes del Instituto Nacional de Canalizaciones.	Mantenimiento			6	55.075.085				55.075.085
115949	Mantenimiento Preventivo y Correctivo hasta el Nivel II de las Unidades Marítimas y Terrestres de la GCM	Mantenimiento			192	11.903.266				11.903.266

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115990	Fortalecimiento Institucional de las Unidades de Estadística y de Cobranzas del Instituto Nacional de Canalizaciones	Unidad			2	1.572.670				1.572.670
115995	Estudio y Desarrollo de Nuevas Vías de Navegación.	Informe de Ejecución			6	6.391.040				6.391.040
115999	Dragado de Proyectos Comerciales	Metro Cúbico			1.413.322	40.142.417				40.142.417
	TOTAL					**328.746.385**				**328.746.385**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	263.367.953				263.367.953
02	Gestión Administrativa	159.352.793				159.352.793
03	Previsión y Protección Social	64.024.790				64.024.790
	TOTAL	**486.745.536**				**486.745.536**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**297**	**708**	**490**	**1.495**	**34.948.017**	**2.841.420**	**37.789.437**
Directivo	3	9	8	20	491.179		491.179
Profesional y Técnico	183	253	202	638	15.698.639	586.795	16.285.434
Personal Administrativo	98	110	88	296	7.284.226	272.232	7.556.458
Personal Médico	5	4	6	15	369.576	13.790	383.366
Obrero	8	332	186	526	11.104.397	1.968.603	13.073.000
Personal Contratado	**67**	**70**		**137**	**4.490.345**		**4.490.345**
Profesional y Técnico	53	36		89	2.561.569		2.561.569
Personal Administrativo	12	21		33	945.917		945.917
Personal Médico	2	3		5	132.859		132.859
Obrero		10		10	850.000		850.000
TOTAL	**364**	**778**	**490**	**1.632**	**39.438.362**	**2.841.420**	**42.279.782**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**69**	**54**	**123**	**8.373.861**
Obreros		41	41	2.791.287
Empleados	69	13	82	5.582.574
Jubilados	**57**	**433**	**490**	**54.868.830**
Obreros	4	301	305	38.183.185
Empleados	53	132	185	16.685.645
TOTAL	**126**	**487**	**613**	**63.242.691**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de Personal	367.373.442
4.02	Materiales, Suministros y Mercancías	31.586.737
4.03	Servicios No Personales	237.041.057
4.04	Activos Reales	70.143.200
4.05	Activos Financieros	1.113.883
4.07	Transferencias y Donaciones	66.556.790
4.08	Otros Gastos	6.316.527
4.11	Disminución de Pasivos	35.360.285
	TOTAL	**815.491.921**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**731.915.189**
INGRESOS CORRIENTES ORDINARIOS	731.915.189
INGRESOS NO TRIBUTARIOS	**673.030.480**
INGRESOS NO TRIBUTARIOS	673.030.480
Tasas	673.030.480
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	50.645.441
Venta de otros bienes y servicios	50.645.441
INGRESOS DE LA PROPIEDAD	6.810.320
Intereses	6.810.320
Intereses internos	6.810.320
Intereses por depósitos	6.810.320
OTROS INGRESOS	1.428.948
Otros ingresos ajenos a la operación	1.428.948
1.2 GASTOS CORRIENTES	**708.874.553**
GASTOS DE CONSUMO	642.317.763
Remuneraciones	367.373.442
Sueldos, salarios y otras retribuciones	41.237.526
Beneficios y complementos de sueldos y salarios	67.034.685
Aportes patronales	15.081.742
Prestaciones sociales y otras indemnizaciones	32.044.425
Asistencia socioeconómica	106.548.199
Otros gastos de personal	105.426.865
Compra de bienes y servicios	268.627.794
Bienes de consumo	31.586.737
Servicios no personales	237.041.057
Depreciación y amortización	6.316.527
TRANSFERENCIAS Y DONACIONES CORRIENTES	66.556.790
Al sector privado	64.156.790
Transferencias corrientes al sector privado	64.060.790
Directas a personas	64.060.790
Pensiones y otros beneficios asociados	9.065.322

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Jubilaciones y otros beneficios asociados	54.868.830
Otras transferencias directas a personas	126.638
Donaciones corrientes al sector privado	96.000
Donaciones a personas	96.000
Al sector público	2.400.000
Transferencias corrientes al sector público	2.400.000
A los entes descentralizados sin fines empresariales para sus gastos	2.400.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**23.040.636**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**29.357.163**
RECURSOS PROPIOS DE CAPITAL	29.357.163
Ahorro en Cuenta Corriente	23.040.636
Incremento de la depreciación y amortización acumuladas	6.316.527
2.2 GASTOS DE CAPITAL	**70.143.200**
INVERSIÓN REAL DIRECTA	70.143.200
Formación bruta de capital Fijo	69.942.200
Edificios e instalaciones	6.575.000
Maquinaria, equipos y otros bienes muebles	10.924.208
Bienes preexistentes	52.442.992
Bienes intangibles	201.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(40.786.037)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**77.260.205**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	77.260.205
Disminución de otros activos financieros	77.260.205
Disminución de disponibilidades	54.596.527
Disminución de Bancos	54.596.527
Disminución de cuentas por cobrar a corto plazo	22.663.678
Disminución de cuentas comerciales por cobrar a corto plazo	22.663.678

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
3.2 APLICACIONES FINANCIERAS	**77.260.205**
INVERSIÓN FINANCIERA	1.113.883
Incremento de otros activos financieros	1.113.883
Incremento de otros activos financieros circulantes	1.113.883
DISMINUCIÓN DE PASIVOS	35.360.285
Disminución de cuentas y efectos por pagar	27.866.322
Disminución de cuentas y efectos por pagar a corto plazo	27.866.322
Disminución cuentas por pagar a proveedores a corto plazo	27.866.322
Disminución de otros pasivos	7.493.963
Disminución de provisiones y reservas técnicas	7.493.963
Disminución de reservas técnicas	7.493.963
DÉFICIT FINANCIERO	40.786.037

A0932

Instituto Nacional de los Espacios Acuáticos

INSTITUTO NACIONAL DE LOS ESPACIOS ACUÁTICOS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Nacional de los Espacios Acuáticos, tiene como misión ejercer la administración acuática en el marco de las Políticas Acuáticas del Estado, con responsabilidad social y excelencia de servicio, a fin de contribuir al desarrollo sustentable del país.

El Instituto estimó para la formulación del presupuesto 2012, el impulso del sector acuático destinando recursos para fortalecer la reactivación de la flota de remolcadores con miras a la optimización del Sector Acuático, las reparaciones menores y mayores de la Infraestructura física y naval de los equipos del Instituto enmarcado en las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista (PSS) 2007 – 2013 y en las políticas del transporte acuático referidas en el Plan Sectorial del Ministerio del Poder Popular para Transporte y Comunicaciones.

Los proyectos y acciones centralizadas están enmarcados en seguir el camino de la optimización del sector acuático y apoyo a las redes sociales en especial a todas aquellas zonas ubicadas en las cercanías de los ríos, lagos, mares y toda porción navegable. Asimismo, está previsto la modernización de cinco (05) Capitanías de Puertos, desde el punto de vista de infraestructura física y apoyo de los equipos necesarios para la reactivación del Sector Acuático en pro del beneficio del Estado y de las comunidades adyacentes a la zona.

En este sentido, se dará prioridad a aquellos gastos que tiendan a desarrollar el sector acuático, tales como:

- Construcción, conservación, mejoras y funcionamiento de las Capitanías de Puerto, Delegaciones del INEA, así como la atención y formación a las Comunidades de Pescadores Artesanales y Población Estudiantil
- Plataforma Tecnológica y de Comunicaciones del INEA
- Consolidación del Sistema de Gestión de Recaudación del INEA
- Fondo de Desarrollo Acuático
- Conservación y Desarrollo de las Orillas, Márgenes y Riveras de Mar, Lagos y Porciones Navegables

Adicionalmente el ente administra el Fondo de Desarrollo Acuático, el cual estima dirigir sus esfuerzos a incrementar el apoyo a los entes del sector en cuanto a la realización de los estudios inherentes a muelles y puertos así como la infraestructura física tanto de las Capitanías de Puerto como de entes relacionados con el sector.

Por otra parte, se dará continuidad a la dotación definitiva de la INTRANET en todas las Capitanías, así como la culminación de la instalación de Sistemas de Gestión para Entes del Sector Público SIGEPS, que abarca el área administrativa de gestión a los fines de estar integrados a nivel institucional con todas las Capitanías de Puertos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**369.888.360**
INGRESOS CORRIENTES ORDINARIOS	369.888.360
INGRESOS NO TRIBUTARIOS	281.052.966
Tasas	274.333.826
Ingresos por contribuciones especiales	6.719.140
INGRESOS DE LA PROPIEDAD	14.437.810
Intereses	14.437.810
Intereses internos	14.437.810
Intereses por depósitos	14.437.810
OTROS INGRESOS	74.397.584
Diversos ingresos	2.043.340
Multas por varios ramos	2.043.340
Otros ingresos ordinarios	72.354.244
INGRESOS DE CAPITAL	**7.473.600**
RECURSOS PROPIOS DE CAPITAL	7.473.600
Incremento de la depreciación y amortización acumuladas	7.473.600
FUENTES DE FINANCIAMIENTO	**367.514.860**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	341.541.260
Disminución de otros activos financieros	341.541.260
Disminución de disponibilidades	341.541.260
Disminución de Bancos	93.145.640
Disminución de inversiones temporales	248.395.620
INCREMENTO DE PASIVOS	25.973.600
Incremento de cuentas y efectos por pagar	25.973.600
Incremento de cuentas y efectos por pagar a corto plazo	25.973.600
Incremento cuentas por pagar a proveedores a corto plazo	25.973.600
TOTAL RECURSOS	**744.876.820**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**518.482.070**
GASTOS DE CONSUMO	505.039.420
Remuneraciones	305.699.770
Sueldos, salarios y otras retribuciones	82.412.760
Beneficios y complementos de sueldos y salarios	67.883.670
Aportes patronales	20.881.330
Prestaciones sociales y otras indemnizaciones	31.374.470
Asistencia socioeconómica	59.244.570
Otros gastos de personal	43.902.970
Compra de bienes y servicios	191.866.050
Bienes de consumo	25.427.110
Servicios no personales	166.438.940
Depreciación y amortización	7.473.600
TRANSFERENCIAS Y DONACIONES CORRIENTES	13.442.650
Al sector privado	10.123.660
Transferencias corrientes al sector privado	1.851.660
Directas a personas	1.776.660
Pensiones y otros beneficios asociados	561.000
Jubilaciones y otros beneficios asociados	1.215.660
A empresas privadas	75.000
Donaciones corrientes al sector privado	8.272.000
Donaciones a personas	7.952.000
Donaciones a instituciones sin fines de lucro	320.000
Al sector público	2.660.090
Transferencias corrientes al sector público	310.000
A los entes descentralizados sin fines empresariales para sus gastos	160.000
A instituciones de protección social para atender beneficios de la seguridad social	150.000
Donaciones corrientes al sector público	2.350.090
A los entes descentralizados sin fines empresariales	150.090
A instituciones de protección social	2.200.000
Al sector externo	658.900
Transferencias corrientes al exterior	658.900
A organismos internacionales	658.900

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS DE CAPITAL	**223.694.750**
INVERSIÓN REAL DIRECTA	223.694.750
Formación bruta de capital Fijo	223.694.750
Edificios e instalaciones	29.443.600
Maquinaria, equipos y otros bienes muebles	71.140.000
Bienes preexistentes	1.334.650
Construcciones de bienes de dominio privado	59.291.500
Construcciones de bienes de dominio público	62.485.000
APLICACIONES FINANCIERAS	**2.700.000**
DISMINUCIÓN DE PASIVOS	2.700.000
Disminución de cuentas y efectos por pagar	2.700.000
Disminución de cuentas y efectos por pagar a corto plazo	2.700.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.700.000
TOTAL GASTOS	**744.876.820**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114673	Construcción, Conservación, mejoras y Funcionamiento de las Capitanías de Puerto, Delegaciones del INEA, así Como la Atención y Formación a las Comunidades de Pescadores Artesanales y Población Estudiantil	Actividad			322	300.759.856				300.759.856
114810	Plataforma Tecnológica y de Comunicaciones del INEA	Plataforma tecnológica			1	25.175.200				25.175.200
114836	Consolidación del Sistema de Gestión de Recaudación del INEA	Actividad			45	4.181.660				4.181.660
114930	Fondo de Desarrollo Acuático	Proceso Administrado			473	207.242.830				207.242.830
115121	Conservación y Desarrollo de las Orillas, Márgenes y Riveras de Mar, Lagos y Porciones Navegables	Actividad			65	19.437.590				19.437.590
	TOTAL					**556.797.136**				**556.797.136**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	122.972.090				122.972.090
02	Gestión Administrativa	55.830.934				55.830.934
03	Previsión y Protección Social	1.776.660				1.776.660
07	Protección y Atención Integral a las Familias y Personas en los Refugios en caso de Emergencias o Desastres	7.500.000				7.500.000
	TOTAL	**188.079.684**				**188.079.684**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**131**	**471**	**23**	**625**	**38.499.130**		**38.499.130**
Alto Nivel y de Dirección		1		1	142.150		142.150
Directivo	56	107	23	186	17.237.260		17.237.260
Profesional y Técnico	75	363		438	21.119.720		21.119.720
Personal Contratado	**369**	**515**	**27**	**911**	**40.664.680**		**40.664.680**
Directivo	9	4		13	1.236.600		1.236.600
Profesional y Técnico	215	314	27	556	24.313.800		24.313.800
Personal Administrativo	145	197		342	15.114.280		15.114.280
TOTAL	**500**	**986**	**50**	**1.536**	**79.163.810**		**79.163.810**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**2**	**5**	**7**	**561.000**
Empleados	2	5	7	561.000
Jubilados	**2**	**3**	**5**	**1.215.660**
Empleados	2	3	5	1.215.660
TOTAL	**4**	**8**	**12**	**1.776.660**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de Personal	305.699.770
4.02	Materiales, Suministros y Mercancías	25.427.110
4.03	Servicios No Personales	166.438.940
4.04	Activos Reales	223.694.750
4.07	Transferencias y Donaciones	13.442.650
4.08	Otros Gastos	7.473.600
4.11	Disminución de Pasivos	2.700.000
	TOTAL	**744.876.820**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**369.888.360**
INGRESOS CORRIENTES ORDINARIOS	369.888.360
INGRESOS NO TRIBUTARIOS	**281.052.966**
INGRESOS NO TRIBUTARIOS	281.052.966
Tasas	274.333.826
Ingresos por contribuciones especiales	6.719.140
INGRESOS DE LA PROPIEDAD	14.437.810
Intereses	14.437.810
Intereses internos	14.437.810
Intereses por depósitos	14.437.810
OTROS INGRESOS	74.397.584
Diversos ingresos	2.043.340
Multas por varios ramos	2.043.340
Otros ingresos ordinarios	72.354.244
1.2 GASTOS CORRIENTES	**518.482.070**
GASTOS DE CONSUMO	505.039.420
Remuneraciones	305.699.770
Sueldos, salarios y otras retribuciones	82.412.760
Beneficios y complementos de sueldos y salarios	67.883.670
Aportes patronales	20.881.330
Prestaciones sociales y otras indemnizaciones	31.374.470
Asistencia socioeconómica	59.244.570
Otros gastos de personal	43.902.970
Compra de bienes y servicios	191.866.050
Bienes de consumo	25.427.110
Servicios no personales	166.438.940
Depreciación y amortización	7.473.600
TRANSFERENCIAS Y DONACIONES CORRIENTES	13.442.650
Al sector privado	10.123.660
Transferencias corrientes al sector privado	1.851.660
Directas a personas	1.776.660
Pensiones y otros beneficios asociados	561.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Jubilaciones y otros beneficios asociados	1.215.660
A empresas privadas	75.000
Donaciones corrientes al sector privado	8.272.000
Donaciones a personas	7.952.000
Donaciones a instituciones sin fines de lucro	320.000
Al sector público	2.660.090
Transferencias corrientes al sector público	310.000
A los entes descentralizados sin fines empresariales para sus gastos	160.000
A instituciones de protección social para atender beneficios de la seguridad social	150.000
Donaciones corrientes al sector público	2.350.090
A los entes descentralizados sin fines empresariales	150.090
A instituciones de protección social	2.200.000
Al sector externo	658.900
Transferencias corrientes al exterior	658.900
A organismos internacionales	658.900
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(148.593.710)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(141.120.110)**
RECURSOS PROPIOS DE CAPITAL	(141.120.110)
Desahorro en Cuenta Corriente	(148.593.710)
Incremento de la depreciación y amortización acumuladas	7.473.600
2.2 GASTOS DE CAPITAL	**223.694.750**
INVERSIÓN REAL DIRECTA	223.694.750
Formación bruta de capital Fijo	223.694.750
Edificios e instalaciones	29.443.600
Maquinaria, equipos y otros bienes muebles	71.140.000
Bienes preexistentes	1.334.650
Construcciones de bienes de dominio privado	59.291.500
Construcciones de bienes de dominio público	62.485.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(364.814.860)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**367.514.860**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	341.541.260
Disminución de otros activos financieros	341.541.260
Disminución de disponibilidades	341.541.260
Disminución de Bancos	93.145.640
Disminución de inversiones temporales	248.395.620
INCREMENTO DE PASIVOS	25.973.600
Incremento de cuentas y efectos por pagar	25.973.600
Incremento de cuentas y efectos por pagar a corto plazo	25.973.600
Incremento cuentas por pagar a proveedores a corto plazo	25.973.600
3.2 APLICACIONES FINANCIERAS	**367.514.860**
DISMINUCIÓN DE PASIVOS	2.700.000
Disminución de cuentas y efectos por pagar	2.700.000
Disminución de cuentas y efectos por pagar a corto plazo	2.700.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.700.000
DÉFICIT FINANCIERO	364.814.860

62
Ministerio del Poder Popular para Vivienda y Hábitat

Ministerio del Poder Popular para Vivienda y Hábitat
A0444 Fundación Misión Hábitat
A0662 Instituto Nacional de la Vivienda (INAVI)
A0711 Banco Nacional de Vivienda y Hábitat (BANAVIH)

A0444

Fundación Misión Hábitat

FUNDACIÓN MISIÓN HÁBITAT

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Misión Hábitat ente descentralizado adscrito al Ministerio del Poder Popular para Vivienda y Hábitat, es el organismo encargado de la organización, planificación, promoción, administración, financiamiento y ejecución de los programas y proyectos definidos en los planes de desarrollo de vivienda y hábitat en el ámbito nacional, en correspondencia con las estrategias de desarrollo y las políticas establecidas por el Ejecutivo Nacional.

Su visión es ser una Institución competitiva, con capital humano de alta capacidad técnica, capaz de impulsar políticas públicas en materia de vivienda y hábitat, con la participación de empresas de producción social y comunidad en general, para así garantizar el cumplimiento de los derechos constitucionales de los ciudadanos.

En función de lo establecido en su misión, el organismo contribuirá con la transformación integral de los asentamientos humanos y con la ejecución de nuevos desarrollos, para lo cual se tiene previsto ejecutar planes de construcción y mejoras de vivienda y hábitat, basados en dos líneas estratégicas fundamentales:

- La transformación integral de los asentamientos humanos (transformación de los centros urbanos y rehabilitación de urbanizaciones populares).

- El desarrollo de ciudades (densificación de centros urbanos y construcción de nuevas ciudades).

Siguiendo los lineamientos establecidos para la formulación del Presupuesto 2012, entendiéndose este como el proceso de planificar, programar, administrar y evaluar la acción anual de la Fundación, bajo una concepción basada en las líneas Generales del Plan de Desarrollo Económico y Social de la Nación 2007-2013, procedió a la formulación del presupuesto, tomando en consideración los principios de eficiencia, oportunidad y austeridad.

Para el Ejercicio Fiscal 2012, el gasto se sustenta en los principios de eficiencia, oportunidad y austeridad, orientándose a cubrir gastos de operación, para garantizar los beneficios socio-económicos del personal que labora en el Ente, logrando motivación y capacitación en los trabajadores, lo que induce a la realización de sus actividades enmarcadas dentro de los planes estratégicos de la Fundación. La adquisición de insumos y contratación de servicios, se llevará a cabo con criterio de austeridad y en función de la prioridad con que se requieran.

Es importante destacar, que la Misión Hábitat ejecuta los proyectos de inversión con recursos provenientes del Fondo de Aportes del Sector Público (FASP), los cuales están bajo la administración del Banco Nacional de Vivienda y Hábitat (BANAVIH) y de otros Fondos constituidos para la construcción de vivienda y hábitat dignas para el pueblo venezolano.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	32.943.257
TRANSFERENCIAS CORRIENTES	32.000.000
Transferencias corrientes del sector público	32.000.000
Transferencias corrientes internas recibidas del sector público	32.000.000
De la República	32.000.000
OTROS INGRESOS	943.257
Otros ingresos ordinarios	943.257
INGRESOS DE CAPITAL	**288.621**
RECURSOS PROPIOS DE CAPITAL	288.621
Incremento de la depreciación y amortización acumuladas	288.621
TOTAL RECURSOS	**33.231.878**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**32.031.878**
GASTOS DE CONSUMO	31.731.878
Remuneraciones	25.191.335
Sueldos, salarios y otras retribuciones	8.388.994
Beneficios y complementos de sueldos y salarios	5.667.128
Aportes patronales	1.232.965
Prestaciones sociales y otras indemnizaciones	2.034.933
Asistencia socioeconómica	7.867.315
Compra de bienes y servicios	6.251.922
Bienes de consumo	1.200.000
Servicios no personales	5.051.922
Depreciación y amortización	288.621
TRANSFERENCIAS Y DONACIONES CORRIENTES	300.000
Al sector privado	300.000
Donaciones corrientes al sector privado	300.000
Donaciones a personas	300.000
GASTOS DE CAPITAL	**1.200.000**
INVERSIÓN REAL DIRECTA	1.200.000
Formación bruta de capital Fijo	646.400
Maquinaria, equipos y otros bienes muebles	646.400
Bienes intangibles	553.600
TOTAL GASTOS	**33.231.878**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	943.257	25.000.000			25.943.257
02	Gestión Administrativa	288.621	7.000.000			7.288.621
	TOTAL	**1.231.878**	**32.000.000**			**33.231.878**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**30**	**27**	**2**	**59**	**2.930.237**		**2.930.237**
Directivo	6	3	2	11	860.267		860.267
Profesional y Técnico	15	12		27	1.361.455		1.361.455
Personal Administrativo	9	12		21	708.515		708.515
Personal Contratado	**47**	**36**	**10**	**93**	**3.542.517**		**3.542.517**
Directivo	12	10	10	32	1.778.784		1.778.784
Profesional y Técnico	26	7		33	1.327.647		1.327.647
Personal Administrativo	9	19		28	436.086		436.086
TOTAL	**77**	**63**	**12**	**152**	**6.472.754**		**6.472.754**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de Personal	25.191.335
4.02	Materiales, Suministros y Mercancías	1.200.000
4.03	Servicios No Personales	5.051.922
4.04	Activos Reales	1.200.000
4.07	Transferencias y Donaciones	300.000
4.08	Otros Gastos	288.621
	TOTAL	**33.231.878**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**32.943.257**
INGRESOS CORRIENTES ORDINARIOS	32.943.257
TRANSFERENCIAS CORRIENTES	32.000.000
Transferencias corrientes del sector público	32.000.000
Transferencias corrientes internas recibidas del sector público	32.000.000
De la República	32.000.000
Ministerio del Poder Popular para Vivienda y Hábitat	
Gastos de Funcionamiento	32.000.000
Recursos Ordinarios	32.000.000
OTROS INGRESOS	943.257
Otros ingresos ordinarios	943.257
1.2 GASTOS CORRIENTES	**32.031.878**
GASTOS DE CONSUMO	31.731.878
Remuneraciones	25.191.335
Sueldos, salarios y otras retribuciones	8.388.994
Beneficios y complementos de sueldos y salarios	5.667.128
Aportes patronales	1.232.965
Prestaciones sociales y otras indemnizaciones	2.034.933
Asistencia socioeconómica	7.867.315
Compra de bienes y servicios	6.251.922
Bienes de consumo	1.200.000
Servicios no personales	5.051.922
Depreciación y amortización	288.621
TRANSFERENCIAS Y DONACIONES CORRIENTES	300.000
Al sector privado	300.000
Donaciones corrientes al sector privado	300.000
Donaciones a personas	300.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**911.379**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.200.000**
RECURSOS PROPIOS DE CAPITAL	1.200.000
Ahorro en Cuenta Corriente	911.379
Incremento de la depreciación y amortización acumuladas	288.621
2.2 GASTOS DE CAPITAL	**1.200.000**
INVERSIÓN REAL DIRECTA	1.200.000
Formación bruta de capital Fijo	646.400
Maquinaria, equipos y otros bienes muebles	646.400
Bienes intangibles	553.600
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0662

Instituto Nacional de la Vivienda (INAVI)

INSTITUTO NACIONAL DE LA VIVIENDA (INAVI)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Nacional de la Vivienda (INAVI), fue creado con el propósito de dar cumplimiento al precepto constitucional que garantiza a las familias venezolanas el derecho a la vivienda. Es uno de los organismos ejecutores de vivienda, responsable de desarrollar la política habitacional que el Ejecutivo Nacional dirige, basándose en las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista (PSS) 2007 – 2013 y enmarcado en la Gran Misión Vivienda Venezuela.

Está principalmente avocado al sector poblacional de menores ingresos, de conformidad con lo establecido en la normativa que rige la materia y de acuerdo a lineamientos, directrices y estrategias de acción emanadas del Ministerio del Poder Popular para Vivienda y Hábitat.

Para el Ejercicio Fiscal 2012, la Institución tiene establecido alcanzar el cumplimiento de los siguientes objetivos:

- Alcanzar la Suprema Felicidad Social, garantizando una vivienda digna y la tenencia de la tierra.
- Establecer un modelo productivo socialista, fomentando y apoyando la participación y el compromiso para la construcción de viviendas.
- Prestar la atención necesaria a familias y personas que se encuentran en situación de damnificados y en refugios dentro de las instalaciones del Instituto.

Se considera la creación de la Acción Centralizada destinada a la protección y atención integral a las familias en refugios, en casos de emergencias o desastres, en cumplimiento del Decreto Presidencial N° 8.001, publicado en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.599, de fecha 21/01/2011.

La política de ingresos proviene en su totalidad del Ejecutivo Nacional, permitiendo el financiamiento de los gastos de funcionamiento, logrando así, que el Instituto pueda cumplir con los objetivos planteados. En lo que respecta al financiamiento de los proyectos que ejecuta el ente, los recursos provienen de los distintos Fideicomisos de Inversión derivados del Fondo de Aportes del Sector Público (FASP), los cuales están bajo la administración del Banco Nacional de Vivienda y Hábitat (BANAVIH).

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**726.196.281**
INGRESOS CORRIENTES ORDINARIOS	726.196.281
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	9.000.000
Venta de otros bienes y servicios	9.000.000
INGRESOS DE OPERACIÓN	22.295.937
Otros ingresos de operación	22.295.937
TRANSFERENCIAS CORRIENTES	694.900.344
Transferencias corrientes del sector público	694.900.344
Transferencias corrientes internas recibidas del sector público	694.900.344
De la República	694.900.344
INGRESOS DE CAPITAL	**2.254.798**
RECURSOS PROPIOS DE CAPITAL	2.254.798
Incremento de la depreciación y amortización acumuladas	2.254.798
FUENTES DE FINANCIAMIENTO	**1.054.454.197**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.054.454.197
Disminución de otros activos financieros	1.054.454.197
Disminución de fondos en avance, en anticipo y en fideicomiso	1.054.454.197
Disminución de fondos en fideicomiso	1.054.454.197
TOTAL RECURSOS	**1.782.905.276**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**689.625.181**
GASTOS DE CONSUMO	444.057.631
Remuneraciones	380.250.157
Sueldos, salarios y otras retribuciones	63.648.723
Beneficios y complementos de sueldos y salarios	163.457.327
Aportes patronales	17.944.921
Prestaciones sociales y otras indemnizaciones	41.059.747
Asistencia socioeconómica	94.074.639
Otros gastos de personal	64.800
Compra de bienes y servicios	61.552.676
Bienes de consumo	11.213.106
Servicios no personales	50.339.570
Depreciación y amortización	2.254.798
TRANSFERENCIAS Y DONACIONES CORRIENTES	245.567.550
Al sector privado	245.567.550
Transferencias corrientes al sector privado	245.567.550
Directas a personas	245.567.550
Pensiones y otros beneficios asociados	34.583.874
Jubilaciones y otros beneficios asociados	209.603.676
Otras transferencias directas a personas	1.380.000
GASTOS DE CAPITAL	**10.775.143**
INVERSIÓN REAL DIRECTA	10.775.143
Formación bruta de capital Fijo	10.775.143
Maquinaria, equipos y otros bienes muebles	10.775.143
APLICACIONES FINANCIERAS	**1.082.504.952**
DISMINUCIÓN DE PASIVOS	1.082.504.952
Disminución de cuentas y efectos por pagar	24.550.735
Disminución de otras cuentas y efectos por pagar	24.550.735
Disminución de otras cuentas por pagar a corto plazo	24.550.735
Disminución de otros pasivos	1.057.954.217
Disminución de otros pasivos a mediano y largo plazo	1.057.954.217
TOTAL GASTOS	**1.782.905.276**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		380.250.157			380.250.157
02	Gestión Administrativa	1.088.004.932	66.314.137			1.154.319.069
03	Previsión y Protección Social		245.567.550			245.567.550
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres		2.768.500			2.768.500
TOTAL		**1.088.004.932**	**694.900.344**			**1.782.905.276**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**907**	**671**	**610**	**2.188**	**40.487.825**	**1.830.903**	**42.318.728**
Alto Nivel y de Dirección			1	1	22.212		22.212
Directivo	63	61	36	160	2.906.080	157.063	3.063.143
Profesional y Técnico	290	131	239	660	11.987.738	646.800	12.634.538
Personal Administrativo	422	292	334	1.048	19.034.824	1.027.040	20.061.864
Obrero	132	187		319	6.536.971		6.536.971
Personal Fijo a Tiempo Parcial	**11**	**9**		**20**	**367.068**	**31.266**	**398.334**
Personal Médico	11	9		20	367.068	31.266	398.334
Personal Contratado	**441**	**345**		**786**	**22.388.930**		**22.388.930**
Profesional y Técnico	357	243		600	17.091.000		17.091.000
Personal Administrativo	84	102		186	5.297.930		5.297.930
TOTAL	**1.359**	**1.025**	**610**	**2.994**	**63.243.823**	**1.862.169**	**65.105.992**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**703**	**506**	**1.209**	**107.583.874**
Obreros	383	250	633	91.107.030
Empleados	320	256	576	16.476.844
Jubilados	**2.895**	**1.871**	**4.766**	**209.603.676**
Obreros	1.365	897	2.262	106.687.464
Empleados	1.530	974	2.504	102.916.212
TOTAL	**3.598**	**2.377**	**5.975**	**317.187.550**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de Personal	380.250.157
4.02	Materiales, Suministros y Mercancías	11.213.106
4.03	Servicios No Personales	50.339.570
4.04	Activos Reales	10.775.143
4.07	Transferencias y Donaciones	245.567.550
4.08	Otros Gastos	2.254.798
4.11	Disminución de Pasivos	1.082.504.952
	TOTAL	**1.782.905.276**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**726.196.281**
INGRESOS CORRIENTES ORDINARIOS	726.196.281
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	9.000.000
Venta de otros bienes y servicios	9.000.000
INGRESOS DE OPERACIÓN	22.295.937
Otros ingresos de operación	22.295.937
TRANSFERENCIAS CORRIENTES	694.900.344
Transferencias corrientes del sector público	694.900.344
Transferencias corrientes internas recibidas del sector público	694.900.344
De la República	694.900.344
Ministerio del Poder Popular para Vivienda y Hábitat	
Gastos de Funcionamiento	694.900.344
Recursos Ordinarios	694.900.344
1.2 GASTOS CORRIENTES	**689.625.181**
GASTOS DE CONSUMO	444.057.631
Remuneraciones	380.250.157
Sueldos, salarios y otras retribuciones	63.648.723
Beneficios y complementos de sueldos y salarios	163.457.327
Aportes patronales	17.944.921
Prestaciones sociales y otras indemnizaciones	41.059.747
Asistencia socioeconómica	94.074.639
Otros gastos de personal	64.800
Compra de bienes y servicios	61.552.676
Bienes de consumo	11.213.106
Servicios no personales	50.339.570
Depreciación y amortización	2.254.798
TRANSFERENCIAS Y DONACIONES CORRIENTES	245.567.550
Al sector privado	245.567.550
Transferencias corrientes al sector privado	245.567.550
Directas a personas	245.567.550
Pensiones y otros beneficios asociados	34.583.874
Jubilaciones y otros beneficios asociados	209.603.676
Otras transferencias directas a personas	1.380.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**36.571.100**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**38.825.898**
RECURSOS PROPIOS DE CAPITAL	38.825.898
Ahorro en Cuenta Corriente	36.571.100
Incremento de la depreciación y amortización acumuladas	2.254.798
2.2 GASTOS DE CAPITAL	**10.775.143**
INVERSIÓN REAL DIRECTA	10.775.143
Formación bruta de capital Fijo	10.775.143
Maquinaria, equipos y otros bienes muebles	10.775.143
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**28.050.755**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**1.082.504.952**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	1.054.454.197
Disminución de otros activos financieros	1.054.454.197
Disminución de fondos en avance, en anticipo y en fideicomiso	1.054.454.197
Disminución de fondos en fideicomiso	1.054.454.197
SUPERÁVIT FINANCIERO	28.050.755
3.2 APLICACIONES FINANCIERAS	**1.082.504.952**
DISMINUCIÓN DE PASIVOS	1.082.504.952
Disminución de cuentas y efectos por pagar	24.550.735
Disminución de otras cuentas y efectos por pagar	24.550.735
Disminución de otras cuentas por pagar a corto plazo	24.550.735
Disminución de otros pasivos	1.057.954.217
Disminución de otros pasivos a mediano y largo plazo	1.057.954.217

A0711

Banco Nacional de Vivienda y Hábitat (BANAVIH)

BANCO NACIONAL DE VIVIENDA Y HÁBITAT (BANAVIH)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Banco Nacional de Vivienda y Hábitat (Banavih), según lo previsto en el Artículo 9 del Decreto con Rango, Valor y Fuerza de Ley del Régimen Prestacional de Vivienda y Hábitat, publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 5.889 Extraordinario de fecha 31-07-2008, es un ente de naturaleza financiera, con personalidad jurídica, patrimonio propio, distinto e independiente del Fisco Nacional, con autonomía organizativa, funcional y financiera, adscrito al Ministerio del Poder Popular para Vivienda y Hábitat.

Al Banco le corresponde la administración de los recursos destinados a financiar las actividades, planes y proyectos que se ejecutan a través del Sistema Nacional de Vivienda y Hábitat (SNVH), dentro de este marco de competencias, participa en la búsqueda del equilibrio social garantizando el disfrute de los derechos sociales, abriendo canales de participación a la comunidad que requiere información, sobre los mecanismos de financiamiento y de asesoramiento legal relacionado con la materia.

El ente se regirá en sus actuaciones por los lineamientos estratégicos, políticas y planes aprobados conforme a la planificación centralizada, correspondiéndole la promoción, supervisión y financiamiento del Sistema Nacional de Vivienda y Hábitat y la administración exclusiva de los recursos de los Fondos a que se refiere el Decreto con Rango, Valor y Fuerza de Ley del Régimen Prestacional de Vivienda y Hábitat.

En la búsqueda de la inclusión social, dentro del Plan Operativo Anual Institucional 2012, se incorporan acciones que permitirán el acercamiento del Banavih a la comunidad para ofrecer información y orientación, a todos los ahorristas y empleadores que lo requieran, relacionada con el Sistema Nacional de Vivienda Habitacional y Hábitat, de igual manera se plantea el desarrollo de estrategias comunicacionales dirigidas a difundir mecanismos de obtención de recursos y modalidades de financiamiento, así mismo esta planteado el fortalecimiento de los procesos que garanticen las recuperaciones y recaudaciones de los recursos del Fondo de Ahorro para la Vivienda (FAOV) y del Fondo de Aportes del Sector Público (FASP) a través de diseño e implementación de planes de cobranzas, enmarcado en la Gran Misión Vivienda Venezuela.

POLÍTICA DE INGRESOS

La política de ingresos del Banavih, proviene de los aportes del Fondo de Aportes del Sector Público (FASP), de ingresos producto de los intereses de créditos otorgados, a corto plazo a diferentes organizaciones comunitarias de vivienda y de la administración de los Fondos Ahorro para la Vivienda (FAOV) y de Garantía, que conforman el Sistema Nacional de Vivienda y Hábitat.

De igual manera, se consideran las colocaciones financieras del Banco, evaluando las tasas de interés aplicables a cada tipo de instrumento financiero de la cartera de inversiones estimada para el año que se presupuesta; las comisiones por administración de fondos, determinando de forma mensual las primas a ser cobradas por el fondo, a objeto de calcular el ingreso por su administración de acuerdo con las tasas establecidas en los correspondientes contratos de fideicomiso vigentes y lo establecido en el Decreto con Rango, Valor y Fuerza de Ley del Régimen Prestacional de Vivienda y Hábitat.

POLÍTICA DE GASTOS

La estimación del gasto para el Ejercicio Fiscal 2012, responderá a los principios de suficiencia, especificidad, disciplina, calidad, optimización y productividad del gasto; bajo la aplicación de medidas que busquen la racionalización de éste mediante una justa distribución presupuestaria, en función de la planificación de las necesidades determinada por el Plan Operativo Anual.

Las acciones centralizadas se estiman en función de cubrir la necesidad inmediata de los gastos de funcionamiento de la institución con la finalidad de brindarle apoyo a los proyectos. En el cálculo de los créditos presupuestarios asociados a las acciones centralizadas se considera la visión del banco, como una institución financiera de vocación social, destinada a satisfacer las necesidades de vivienda y hábitat dignas, a la familia venezolana, derecho éste consagrado en la Constitución de la República Bolivariana de Venezuela.

En lo que respecta al gasto de recursos humanos, se estima dirigir el desarrollo de la gestión de la política general de personal, a dar cobertura integral al gasto de nómina con sus respectivas incidencias salariales y beneficios socios económicos; implantar incentivos que permitan lograr la competitividad externa y asegurar una relación de trabajo a largo plazo; desarrollar los programas socio-económicos de los trabajadores y su grupo familiar, de conformidad con los beneficios establecidos en el Estatuto Funcionarial de los Trabajadores del Banavih y leyes vigentes.

Se consideran los beneficios laborales y sociales para el personal del Banco a través del fomento de un Plan de Desarrollo Sociocultural y Recreativo para los trabajadores y sus familiares, con el fin de mejorar su calidad de vida; aunado a esto, se diseñará un programa de adiestramiento conforme al rol del Banco como órgano de la seguridad social en materia de vivienda y hábitat, asegurando el ingreso y formación del personal especializado para coadyuvar a la modernización del Ente, garantizando el éxito y la efectividad de los sistemas de evaluación al personal, así como alianzas estratégicas con organismos de educación superior y técnico para capacitación de personal.

Estima los recursos necesarios para la protección integral a las familias y personas en caso de emergencias o desastres, de conformidad con la Ley Especial de Refugios Dignos para Proteger a la Población en caso de Emergencias o Desastres.

Se toma en cuenta el acondicionamiento de las instalaciones del Banco, para adaptarse al crecimiento esperado, la contratación de servicios de asesoría especializados, adquisición de equipos y plataforma tecnológica, entre otras.

Finalmente se observa las disposiciones relativas al gasto suntuario, en las estimaciones de los créditos presupuestarios.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	346.108.550
INGRESOS DE OPERACIÓN	346.108.550
Ingresos financieros de instituciones financieras	39.694.697
Otros ingresos de operación	306.413.853
INGRESOS DE CAPITAL	**7.481.390**
RECURSOS PROPIOS DE CAPITAL	7.481.390
Incremento de la depreciación y amortización acumuladas	7.481.390
FUENTES DE FINANCIAMIENTO	**8.476.735.504**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	8.476.735.504
Disminución de otros activos financieros	8.476.735.504
Disminución de cuentas por cobrar a corto plazo	8.476.735.504
Disminución de otras cuentas por cobrar a corto plazo	8.476.735.504
TOTAL RECURSOS	**8.830.325.444**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**271.752.468**
GASTOS DE CONSUMO	265.854.673
Remuneraciones	184.909.124
Sueldos, salarios y otras retribuciones	43.344.901
Beneficios y complementos de sueldos y salarios	69.121.471
Aportes patronales	9.909.143
Prestaciones sociales y otras indemnizaciones	16.404.362
Asistencia socioeconómica	45.889.247
Otros gastos de personal	240.000
Compra de bienes y servicios	63.137.762
Bienes de consumo	9.079.358
Servicios no personales	54.058.404
Impuestos indirectos	10.326.397
Depreciación y amortización	7.481.390
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.897.795
Al sector privado	4.797.795
Transferencias corrientes al sector privado	3.503.251
Directas a personas	3.503.251
Pensiones y otros beneficios asociados	962.081
Jubilaciones y otros beneficios asociados	2.541.170
Donaciones corrientes al sector privado	1.294.544
Donaciones a personas	974.544
Donaciones a instituciones sin fines de lucro	320.000
Al sector público	1.100.000
Transferencias corrientes al sector público	1.100.000
A los entes descentralizados sin fines empresariales para sus gastos	220.000
Subsidios e incentivos otorgados por normas externas	880.000
GASTOS DE CAPITAL	**20.331.574**
INVERSIÓN REAL DIRECTA	20.331.574
Formación bruta de capital Fijo	7.686.502
Edificios e instalaciones	3.790.000
Maquinaria, equipos y otros bienes muebles	3.896.502
Tierras y terrenos	6.059.080
Bienes intangibles	6.585.992

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**8.538.241.402**
INVERSIÓN FINANCIERA	58.058.986
Incremento de otros activos financieros	58.058.986
Incremento de otros activos financieros	58.058.986
DISMINUCIÓN DE PASIVOS	8.480.182.416
Disminución de cuentas y efectos por pagar	8.480.182.416
Disminución de otras cuentas y efectos por pagar	8.480.182.416
Disminución de otras cuentas por pagar a corto plazo	8.476.735.504
Disminución de otros efectos por pagar a corto plazo	3.446.912
TOTAL GASTOS	**8.830.325.444**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114418	Administración de los recursos financieros del Sistema Nacional de Vivienda y Hábitat en garantía del cumplimiento de la Gran Misión Vivienda Venezuela.	Transferencia			5.410	7.176.735.504	1.300.000.000			8.476.735.504
114473	Desarrollo de estrategias comunicacionales dirigidas a difundir las políticas y mecanismos de obtención de recursos y modalidades de financiamiento a los usuarios del Sistema Nacional de Vivienda y Hábitat (SNVH).	Plan			2	13.547.236				13.547.236
114497	Sistema Nacional de Información del Banavih dirigido a la atención al Ciudadano, dentro de la Gran Misión Vivienda Venezuela.	Sistema			1	11.348.172				11.348.172
114527	Fortalecimiento de los procesos de afiliación y fiscalización en garantía del éxito de la Gran Misión Vivienda Venezuela.	Jornada			9	5.681.632				5.681.632
114545	Sistema de Información Estadística del Banavih.	Sistema			1	901.600				901.600

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114548	Fortalecimiento de los planes, programas y proyectos de vivienda y hábitat contemplados en la Gran Misión Vivienda Venezuela, en el ámbito de competencia del Banavih.	Programa			1	511.279				511.279
114572	Fortalecimiento del Sistema de Detección y Extinción de Incendios del Edificio Sede del Banavih.	Sistema			1	1.680.000				1.680.000
114627	Fortalecimiento del Sistema de Control de Acceso en el Edificio Sede del Banavih.	Sistema			1	224.000				224.000
	TOTAL					**7.210.629.423**	**1.300.000.000**			**8.510.629.423**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	180.679.124				180.679.124
02	Gestión Administrativa	128.827.394				128.827.394
03	Previsión y Protección Social	3.503.251				3.503.251
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	6.686.252				6.686.252
	TOTAL	**319.696.021**				**319.696.021**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**229**	**176**	**208**	**613**	**32.246.381**		**32.246.381**
Directivo	12	8	4	24	3.642.274		3.642.274
Profesional y Técnico	170	94	190	454	22.157.165		22.157.165
Personal Administrativo	39	16	7	62	3.945.797		3.945.797
Personal Médico	1	2	3	6	607.046		607.046
Obrero	7	56	4	67	1.894.099		1.894.099
Personal Contratado	**40**	**40**		**80**	**10.470.240**		**10.470.240**
Profesional y Técnico	40	40		80	10.470.240		10.470.240
TOTAL	**269**	**216**	**208**	**693**	**42.716.621**		**42.716.621**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**9**	**7**	**16**	**962.081**
Empleados	9	7	16	962.081
Jubilados	**24**	**15**	**39**	**2.541.170**
Empleados	24	15	39	2.541.170
TOTAL	33	22	55	**3.503.251**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de Personal	184.909.124
4.02	Materiales, Suministros y Mercancías	9.079.358
4.03	Servicios No Personales	64.384.801
4.04	Activos Reales	20.331.574
4.05	Activos Financieros	58.058.986
4.07	Transferencias y Donaciones	5.897.795
4.08	Otros Gastos	7.481.390
4.11	Disminución de Pasivos	8.480.182.416
	TOTAL	**8.830.325.444**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**346.108.550**
INGRESOS CORRIENTES ORDINARIOS	346.108.550
INGRESOS DE OPERACIÓN	346.108.550
Ingresos financieros de instituciones financieras	39.694.697
Otros ingresos de operación	306.413.853
1.2 GASTOS CORRIENTES	**271.752.468**
GASTOS DE CONSUMO	265.854.673
Remuneraciones	184.909.124
Sueldos, salarios y otras retribuciones	43.344.901
Beneficios y complementos de sueldos y salarios	69.121.471
Aportes patronales	9.909.143
Prestaciones sociales y otras indemnizaciones	16.404.362
Asistencia socioeconómica	45.889.247
Otros gastos de personal	240.000
Compra de bienes y servicios	63.137.762
Bienes de consumo	9.079.358
Servicios no personales	54.058.404
Impuestos indirectos	10.326.397
Depreciación y amortización	7.481.390
TRANSFERENCIAS Y DONACIONES CORRIENTES	5.897.795
Al sector privado	4.797.795
Transferencias corrientes al sector privado	3.503.251
Directas a personas	3.503.251
Pensiones y otros beneficios asociados	962.081
Jubilaciones y otros beneficios asociados	2.541.170
Donaciones corrientes al sector privado	1.294.544
Donaciones a personas	974.544
Donaciones a instituciones sin fines de lucro	320.000
Al sector público	1.100.000
Transferencias corrientes al sector público	1.100.000
A los entes descentralizados sin fines empresariales para sus gastos	220.000
Subsidios e incentivos otorgados por normas externas	880.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**74.356.082**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**81.837.472**
RECURSOS PROPIOS DE CAPITAL	81.837.472
Ahorro en Cuenta Corriente	74.356.082
Incremento de la depreciación y amortización acumuladas	7.481.390
2.2 GASTOS DE CAPITAL	**20.331.574**
INVERSIÓN REAL DIRECTA	20.331.574
Formación bruta de capital Fijo	7.686.502
Edificios e instalaciones	3.790.000
Maquinaria, equipos y otros bienes muebles	3.896.502
Tierras y terrenos	6.059.080
Bienes intangibles	6.585.992
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**61.505.898**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**8.538.241.402**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	8.476.735.504
Disminución de otros activos financieros	8.476.735.504
Disminución de cuentas por cobrar a corto plazo	8.476.735.504
Disminución de otras cuentas por cobrar a corto plazo	8.476.735.504
Ministerio del Poder Popular para Vivienda y Hábitat	1.300.000.000
Recursos Ordinarios	1.300.000.000
Otros Fondos (Fondo de Ahorro Obligatorio y Fondo de Garantía)	7.176.735.504
SUPERÁVIT FINANCIERO	61.505.898
3.2 APLICACIONES FINANCIERAS	**8.538.241.402**
INVERSIÓN FINANCIERA	58.058.986
Incremento de otros activos financieros	58.058.986
Incremento de otros activos financieros	58.058.986
DISMINUCIÓN DE PASIVOS	8.480.182.416
Disminución de cuentas y efectos por pagar	8.480.182.416
Disminución de otras cuentas y efectos por pagar	8.480.182.416
Disminución de otras cuentas por pagar a corto plazo	8.476.735.504
Disminución de otros efectos por pagar a corto plazo	3.446.912

61
Ministerio del Poder Popular para Transporte y Comunicaciones

Ministerio del Poder Popular para Transporte y Comunicaciones

A0330 Fundación Fondo Nacional de Transporte Urbano (FONTUR)
A0367 Fundación Laboratorio Nacional de Vialidad (FUNDALANAVIAL)
A0658 Instituto Aeropuerto Internacional de Maiquetía (IAIM)
A0659 Instituto de Ferrocarriles del Estado (IFE)
A0661 Instituto Nacional de Canalizaciones (INC)
A0932 Instituto Nacional de los Espacios Acuáticos

A0330

Fundación Fondo Nacional de Transporte Urbano (FONTUR)

FUNDACIÓN FONDO NACIONAL DE TRANSPORTE URBANO (FONTUR)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Fondo Nacional de Transporte Urbano (FONTUR), tiene como actividades principales planificar, dirigir, coordinar y supervisar la implementación del sistema del subsidio estudiantil en las diferentes localidades del Territorio Nacional, así como la promoción, fomento, apoyo y financiamiento de programas y proyectos orientados a mejorar la calidad y eficiencia del transporte urbano, a través del fortalecimiento institucional de los diferentes niveles del sector público, inversión física en obras, servicios y equipos relacionados con el mejoramiento del transporte urbano.

Su misión está orientada a promover la obtención del aporte financiero necesario para el desarrollo a escala nacional, de sistemas integrales y servicios para el transporte público en armonía con el medio ambiente, a fin de elevar la calidad de vida de los ciudadanos y el crecimiento de la Nación, optimizando los recursos técnicos y humanos, en concordancia con los lineamientos establecidos por el Ejecutivo Nacional.

Para llevar a cabo las directrices antes planteadas, el Ente debe cumplir con las políticas y normas requeridas por las Instituciones Nacionales (Ministerio del Poder Popular de Planificación y Finanzas, Oficina Nacional de Presupuesto, Ministerio del Poder Popular para Transporte y Comunicaciones), entre otros.

En este sentido, para el Ejercicio Fiscal 2012, la política presupuestaria estará orientada al cumplimiento de las siguientes premisas:

- Atender las necesidades tanto de personal como de los materiales y equipos requeridos, a fin de mantener el control y ejecución de los recursos asignados, adaptados a la estructura organizativa y a las actividades previstas.

- Coordinar la ejecución de obras y mejoras físicas a la infraestructura vial, a través del Plan de Asfaltado de Vías.

- Garantizar el fortalecimiento institucional, con la asistencia técnica-financiera, capacitación de personal y dotación de equipos.

- Coordinar la ejecución del mantenimiento de las vías expresas del Área Metropolitana de Caracas.

- Apoyar financieramente el transporte masivo, así como la eficacia y la calidad en la operatividad del tránsito.

- Planificar, dirigir, coordinar y supervisar el desarrollo del subsidio al Pasaje Preferencial Estudiantil.

- Buscar la calidad del servicio de transporte público, a través del financiamiento de unidades, renovación y sustitución de taxis, con el fin de modernizar el parque automotor del país.

- Continuar con el rescate de la red vial principal, en coordinación con las autoridades regionales, mediante la rehabilitación y el mantenimiento de las carreteras, puentes y túneles.

- Administrar y operar las estaciones de peaje con los recursos provenientes de la actividad recaudadora de los mismos.

Con el objeto de continuar la ejecución de los proyectos que adelanta el Ente, se reciben recursos del Ejecutivo Nacional, Petróleos de Venezuela (PDVSA), Fondo Conjunto Chino Venezolano, cuentas por cobrar a transportistas y disponibilidades existentes en colocaciones bancarias.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**2.899.329.397**
INGRESOS CORRIENTES ORDINARIOS	2.899.329.397
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	479.767.576
Venta de otros bienes y servicios	479.767.576
INGRESOS DE OPERACIÓN	368.810.747
Otros ingresos de operación	368.810.747
TRANSFERENCIAS CORRIENTES	2.050.751.074
Transferencias corrientes del sector público	2.050.751.074
Transferencias corrientes internas recibidas del sector público	2.050.751.074
De la República	580.922.199
Otras	1.469.828.875
INGRESOS DE CAPITAL	**500.000**
RECURSOS PROPIOS DE CAPITAL	500.000
Incremento de la depreciación y amortización acumuladas	500.000
FUENTES DE FINANCIAMIENTO	**323.488.547**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	323.488.547
Disminución de otros activos financieros	323.488.547
Disminución de fondos en avance, en anticipo y en fideicomiso	323.488.547
Disminución de fondos en fideicomiso	323.488.547
TOTAL RECURSOS	**3.223.317.944**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**1.445.003.673**
GASTOS DE CONSUMO	741.206.472
Remuneraciones	237.369.877
Sueldos, salarios y otras retribuciones	57.237.042
Beneficios y complementos de sueldos y salarios	5.482.116
Aportes patronales	11.450.584
Prestaciones sociales y otras indemnizaciones	12.353.792
Asistencia socioeconómica	78.945.416
Otros gastos de personal	71.900.927
Compra de bienes y servicios	285.688.182
Bienes de consumo	40.190.346
Servicios no personales	245.497.836
Impuestos indirectos	217.648.413
Depreciación y amortización	500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	703.797.201
Al sector privado	703.797.201
Transferencias corrientes al sector privado	703.797.201
Otras transferencias corrientes internas al sector privado	703.797.201
GASTOS DE CAPITAL	**1.457.818.061**
INVERSIÓN REAL DIRECTA	1.457.818.061
Formación bruta de capital Fijo	1.453.987.359
Maquinaria, equipos y otros bienes muebles	166.381.511
Construcciones de bienes de dominio público	1.287.605.848
Bienes intangibles	3.830.702

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**320.496.210**
INVERSIÓN FINANCIERA	178.760.978
Incremento de otros activos financieros	178.760.978
Incremento de otras cuentas por cobrar a corto plazo	178.760.978
DISMINUCIÓN DE PASIVOS	141.735.232
Disminución de cuentas y efectos por pagar	141.735.232
Disminución de cuentas y efectos por pagar a corto plazo	141.735.232
Disminución de aportes patronales y retenciones laborales por pagar	141.735.232
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	141.735.232
TOTAL GASTOS	**3.223.317.944**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115437	Renovación de Flota de Transporte Público de Pasajeros.	Vehículo			473	301.178.570				301.178.570
115544	Rehabilitación y Mantenimiento de la Infraestructura Vial Urbana.	Kilómetro			31	149.026.653				149.026.653
115611	Gestión y Conservación de la Red Vial Principal Vial III.	Kilómetro			1.237				1.433.144.198	1.433.144.198
115618	Transporte Masivo.	Convenio			7	25.703.368				25.703.368
115633	Administración Mantenimiento de Peajes a Nivel Nacional	Administración			21	462.380.817				462.380.817
115637	Limpieza y Mantenimiento de las Vías Expresas a Nivel Nacional.	Kilómetro			16.646	7.497.994				7.497.994
115706	Fortalecimiento Institucional.	Persona			25	1.587.030				1.587.030
115757	Pasaje Preferencial Estudiantil.	Estudiante			4.681.000	197.359.865	540.922.199			738.282.064
TOTAL						**1.144.734.297**	**540.922.199**		**1.433.144.198**	**3.118.800.694**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	49.035.526	40.000.000			89.035.526
02	Gestión Administrativa	13.681.724				13.681.724
03	Previsión y Protección Social	1.800.000				1.800.000
	TOTAL	**64.517.250**	**40.000.000**			**104.517.250**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**361**	**280**	**14**	**655**	**17.799.073**	**119.459**	**17.918.532**
Directivo	18	17	2	37	2.154.377		2.154.377
Profesional y Técnico	143	100	11	254	8.559.800	56.992	8.616.792
Personal Administrativo	200	163	1	364	7.084.896	62.467	7.147.363
Personal Fijo a Tiempo Parcial	**2**			**2**	**35.532**	**413**	**35.945**
Personal Médico	2			2	35.532	413	35.945
Personal Contratado	**975**	**1.150**	**39**	**2.164**	**56.310.225**		**56.310.225**
Profesional y Técnico	305	96	9	410	14.482.587		14.482.587
Personal Administrativo	670	1.054	30	1.754	41.827.638		41.827.638
TOTAL	**1.338**	**1.430**	**53**	**2.821**	**74.144.830**	**119.872**	**74.264.702**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**2**	**3**	**5**	**84.023**
Empleados	2	3	5	84.023
Jubilados	**13**	**11**	**24**	**576.487**
Empleados	13	11	24	576.487
TOTAL	**15**	**14**	**29**	**660.510**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de Personal	237.369.877
4.02	Materiales, Suministros y Mercancías	40.190.346
4.03	Servicios No Personales	463.146.249
4.04	Activos Reales	1.457.818.061
4.05	Activos Financieros	178.760.978
4.07	Transferencias y Donaciones	703.797.201
4.08	Otros Gastos	500.000
4.11	Disminución de Pasivos	141.735.232
	TOTAL	**3.223.317.944**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**2.899.329.397**
INGRESOS CORRIENTES ORDINARIOS	2.899.329.397
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	479.767.576
Venta de otros bienes y servicios	479.767.576
INGRESOS DE OPERACIÓN	368.810.747
Otros ingresos de operación	368.810.747
TRANSFERENCIAS CORRIENTES	2.050.751.074
Transferencias corrientes del sector público	2.050.751.074
Transferencias corrientes internas recibidas del sector público	2.050.751.074
De la República	580.922.199
Ministerio del Poder Popular para Transporte y Comunicaciones	
Gastos de Funcionamiento	40.000.000
Pasaje Preferencial Estudiantil	540.922.199
Otras	1.469.828.875
1.2 GASTOS CORRIENTES	**1.445.003.673**
GASTOS DE CONSUMO	741.206.472
Remuneraciones	237.369.877
Sueldos, salarios y otras retribuciones	57.237.042
Beneficios y complementos de sueldos y salarios	5.482.116
Aportes patronales	11.450.584
Prestaciones sociales y otras indemnizaciones	12.353.792
Asistencia socioeconómica	78.945.416
Otros gastos de personal	71.900.927
Compra de bienes y servicios	285.688.182
Bienes de consumo	40.190.346
Servicios no personales	245.497.836
Impuestos indirectos	217.648.413
Depreciación y amortización	500.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	703.797.201
Al sector privado	703.797.201
Transferencias corrientes al sector privado	703.797.201
Otras transferencias corrientes internas al sector privado	703.797.201
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**1.454.325.724**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**1.454.825.724**
RECURSOS PROPIOS DE CAPITAL	1.454.825.724
Ahorro en Cuenta Corriente	1.454.325.724
Incremento de la depreciación y amortización acumuladas	500.000
2.2 GASTOS DE CAPITAL	**1.457.818.061**
INVERSIÓN REAL DIRECTA	1.457.818.061
Formación bruta de capital Fijo	1.453.987.359
Maquinaria, equipos y otros bienes muebles	166.381.511
Construcciones de bienes de dominio público	1.287.605.848
Bienes intangibles	3.830.702
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(2.992.337)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**323.488.547**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	323.488.547
Disminución de otros activos financieros	323.488.547
Disminución de fondos en avance, en anticipo y en fideicomiso	323.488.547
Disminución de fondos en fideicomiso	323.488.547
3.2 APLICACIONES FINANCIERAS	**323.488.547**
INVERSIÓN FINANCIERA	178.760.978
Incremento de otros activos financieros	178.760.978
Incremento de otras cuentas por cobrar a corto plazo	178.760.978
DISMINUCIÓN DE PASIVOS	141.735.232
Disminución de cuentas y efectos por pagar	141.735.232
Disminución de cuentas y efectos por pagar a corto plazo	141.735.232
Disminución de aportes patronales y retenciones laborales por pagar	141.735.232
Disminución de aportes patronales y retenciones laborales por pagar al fondo de ahorro habitacional	141.735.232
DÉFICIT FINANCIERO	2.992.337

A0367

Fundación Laboratorio Nacional de Vialidad (FUNDALANAVIAL)

FUNDACIÓN LABORATORIO NACIONAL DE VIALIDAD (FUNDALANAVIAL)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Laboratorio Nacional de Vialidad FUNDALANAVIAL, tiene como política para el ejercicio económico financiero 2012, la distribución justa, oportuna y transparente de los recursos, enmarcados en las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista (PSS) 2007 – 2013, previendo el fortalecimiento de la capacitación del recurso humano, así como el desarrollo armónico sustentable y eficiente al modelo productivo socialista, a través de la mejora continúa de nuestros servicios de inspección, asesoría e investigación en obras de Infraestructura, ensayos de laboratorios en las áreas de suelo, asfalto, concreto y metales y aseguramiento del control de la calidad. Garantizando resultados confiables y la competitividad del personal, siempre comprometidos con los estándares normativos de calidad, bajo el enfoque de la Norma ISO 9001 e ISO/IEC 17025

A los fines de alcanzar las metas y objetivos propuestos para el año 2012, la institución, tiene previsto la ejecución de proyectos que garanticen la consecución de los mismos, entre los cuales se señalan:

- Fortalecimiento de la Superestructura Tecnológico-Logística.
- Fortalecimiento de la Cultura de la Calidad en la Prestación de Servicios.
- Centro de Formación y Capacitación "Simón Rodríguez".
- Centro de Documentación y Divulgación Socialista "José Martí".
- Estadística de la Gestión Institucional.
- Modificación de la Naturaleza Jurídica de la Fundación.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**133.486.519**
INGRESOS CORRIENTES ORDINARIOS	133.486.519
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	128.486.519
Venta de otros bienes y servicios	128.486.519
TRANSFERENCIAS CORRIENTES	5.000.000
Transferencias corrientes del sector público	5.000.000
Transferencias corrientes internas recibidas del sector público	5.000.000
De la República	5.000.000
INGRESOS DE CAPITAL	**4.297.575**
RECURSOS PROPIOS DE CAPITAL	4.297.575
Incremento de la depreciación y amortización acumuladas	4.297.575
FUENTES DE FINANCIAMIENTO	**5.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.500.000
Disminución de otros activos financieros	5.500.000
Disminución de efectos por cobrar a corto plazo	5.500.000
Disminución de efectos comerciales por cobrar a corto plazo	5.500.000
TOTAL RECURSOS	**143.284.094**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**114.746.416**
GASTOS DE CONSUMO	113.793.441
Remuneraciones	70.657.543
Sueldos, salarios y otras retribuciones	70.657.543
Compra de bienes y servicios	38.838.323
Bienes de consumo	5.796.705
Servicios no personales	33.041.618
Depreciación y amortización	4.297.575
TRANSFERENCIAS Y DONACIONES CORRIENTES	952.975
Al sector privado	952.975
Donaciones corrientes al sector privado	952.975
Donaciones a personas	952.975
GASTOS DE CAPITAL	**25.787.678**
INVERSIÓN REAL DIRECTA	25.787.678
Formación bruta de capital Fijo	25.787.678
Maquinaria, equipos y otros bienes muebles	19.787.678
Construcciones de bienes de dominio privado	6.000.000
APLICACIONES FINANCIERAS	**2.750.000**
DISMINUCIÓN DE PASIVOS	2.750.000
Disminución de cuentas y efectos por pagar	2.750.000
Disminución de cuentas y efectos por pagar a corto plazo	2.750.000
Disminución cuentas por pagar a proveedores a corto plazo	2.750.000
TOTAL GASTOS	**143.284.094**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114654	Fortalecimiento de la Superestructura Tecnológico-Logística	Equipo			3.672	73.386.105				73.386.105
114809	Fortalecimiento de la Cultura de la Calidad en la Prestación de Servicios	Ensayo			13	8.700.000				8.700.000
114981	Centro de Formación y Capacitación "Simón Rodríguez"	Curso			105	3.279.600				3.279.600
115009	Centro de Documentación y Divulgación Socialista "José Martí"	Equipo			56	927.430				927.430
115034	Estadística de la Gestión Institucional	Informe			12	153.912				153.912
115103	Modificación de la Naturaleza Jurídica de la Fundación	Institución			1	316.120				316.120
	TOTAL					**86.763.167**				**86.763.167**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	34.177.712	4.947.025			39.124.737
02	Gestión Administrativa	17.343.215				17.343.215
03	Previsión y Protección Social		52.975			52.975
	TOTAL	**51.520.927**	**5.000.000**			**56.520.927**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**130**	**200**		**330**	**43.773.389**		**43.773.389**
Alto Nivel y de Dirección		1		1	162.646		162.646
Directivo	12	16		28	3.684.106		3.684.106
Profesional y Técnico	70	95		165	21.886.695		21.886.695
Personal Administrativo	48	88		136	18.040.126		18.039.942
Personal Contratado	**23**	**37**		**60**	**26.884.154**		**26.884.154**
Profesional y Técnico	11	24		35	15.682.423		15.682.423
Personal Administrativo	12	13		25	11.201.731		11.201.731
TOTAL	**153**	**237**		**390**	**70.657.543**		**70.657.543**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1**		**1**	**52.975**
Empleados	1		1	52.975
TOTAL	**1**		**1**	**52.975**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de Personal	70.657.543
4.02	Materiales, Suministros y Mercancías	5.796.704
4.03	Servicios No Personales	33.041.618
4.04	Activos Reales	25.787.678
4.07	Transferencias y Donaciones	952.976
4.08	Otros Gastos	4.297.575
4.11	Disminución de Pasivos	2.750.000
	TOTAL	**143.284.094**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**133.486.519**
INGRESOS CORRIENTES ORDINARIOS	133.486.519
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	128.486.519
Venta de otros bienes y servicios	128.486.519
TRANSFERENCIAS CORRIENTES	5.000.000
Transferencias corrientes del sector público	5.000.000
Transferencias corrientes internas recibidas del sector público	5.000.000
Ministerio del Poder Popular para Transporte y Comunicaciones	5.000.000
Recursos Ordinarios	5.000.000
1.2 GASTOS CORRIENTES	**114.746.416**
GASTOS DE CONSUMO	113.793.441
Remuneraciones	70.657.543
Sueldos, salarios y otras retribuciones	70.657.543
Compra de bienes y servicios	38.838.323
Bienes de consumo	5.796.705
Servicios no personales	33.041.618
Depreciación y amortización	4.297.575
TRANSFERENCIAS Y DONACIONES CORRIENTES	952.975
Al sector privado	952.975
Donaciones corrientes al sector privado	952.975
Donaciones a personas	952.975
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**18.740.103**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO (En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**23.037.678**
RECURSOS PROPIOS DE CAPITAL	23.037.678
Ahorro en Cuenta Corriente	18.740.103
Incremento de la depreciación y amortización acumuladas	4.297.575
2.2 GASTOS DE CAPITAL	**25.787.678**
INVERSIÓN REAL DIRECTA	25.787.678
Formación bruta de capital Fijo	25.787.678
Maquinaria, equipos y otros bienes muebles	19.787.678
Construcciones de bienes de dominio privado	6.000.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(2.750.000)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**5.500.000**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	5.500.000
Disminución de otros activos financieros	5.500.000
Disminución de efectos por cobrar a corto plazo	5.500.000
Disminución de efectos comerciales por cobrar a corto plazo	5.500.000
3.2 APLICACIONES FINANCIERAS	**5.500.000**
DISMINUCIÓN DE PASIVOS	2.750.000
Disminución de cuentas y efectos por pagar	2.750.000
Disminución de cuentas y efectos por pagar a corto plazo	2.750.000
Disminución cuentas por pagar a proveedores a corto plazo	2.750.000
DÉFICIT FINANCIERO	2.750.000

A0658

Instituto Aeropuerto Internacional de Maiquetía (IAIM)

INSTITUTO AEROPUERTO INTERNACIONAL DE MAIQUETÍA (IAIM)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Para el ejercicio fiscal 2012 el Instituto Aeropuerto Internacional de Maiquetía ejecutará las siguientes políticas:

- Culminar la actualización del sistema de tarifas a los servicios prestados.
- Atender todos los servicios inherentes al movimiento de aeronaves, pasajeros y carga.
- Diseñar e implementar programas de mantenimiento preventivo y correctivo de las instalaciones, equipos, áreas de pistas y zonas verdes.
- Adquirir equipos y sistemas destinados a lograr la necesaria plataforma tecnológica.
- Ejecutar e inspeccionar la construcción de obras orientadas en su conjunto a mantener la categoría del aeropuerto y la certificación.
- Incrementar la participación de los ingresos generados por las concesiones comerciales en la estructura de ingresos del Organismo.
- Obtener ingresos para cubrir costos y gastos de operación, gastos de mantenimiento y crear reservas de capitales para responder al crecimiento futuro del aeropuerto.

Durante el Ejercicio Fiscal 2012, el Organismo ejecutará cuatro proyectos estratégicos, que permitirán fortalecer y mejorar la calidad del servicio prestado a los usuarios y cumplir con los más elevados estándares de seguridad nacional e internacional, los cuales se citan a continuación:

- Modernización y mejoras en los terminales de pasajeros del Aeropuerto de Maiquetía.
- Acondicionamiento y mejoras en las áreas de pistas, plataformas y rampas del Aeropuerto de Maiquetía.
- Rehabilitación y acondicionamiento de las áreas externas del Aeropuerto de Maiquetía.
- Adecuación y mantenimiento de las edificaciones administrativas y operativas del Aeropuerto de Maiquetía.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**763.010.995**
INGRESOS CORRIENTES ORDINARIOS	763.010.995
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	763.010.995
Venta de otros bienes y servicios	763.010.995
INGRESOS DE CAPITAL	**9.851.867**
RECURSOS PROPIOS DE CAPITAL	9.851.867
Incremento de la depreciación y amortización acumuladas	9.851.867
FUENTES DE FINANCIAMIENTO	**139.900.833**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	139.900.833
Disminución de otros activos financieros	139.900.833
Disminución de disponibilidades	139.900.833
Disminución de Bancos	139.900.833
TOTAL RECURSOS	**912.763.695**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**824.730.313**
GASTOS DE CONSUMO	761.007.058
Remuneraciones	485.446.601
Sueldos, salarios y otras retribuciones	82.525.922
Beneficios y complementos de sueldos y salarios	276.704.563
Aportes patronales	19.417.864
Prestaciones sociales y otras indemnizaciones	29.126.796
Asistencia socioeconómica	77.671.456
Compra de bienes y servicios	265.708.590
Bienes de consumo	43.176.416
Servicios no personales	222.532.174
Depreciación y amortización	9.851.867
TRANSFERENCIAS Y DONACIONES CORRIENTES	63.723.255
Al sector privado	63.723.255
Transferencias corrientes al sector privado	63.723.255
Directas a personas	63.723.255
Pensiones y otros beneficios asociados	7.646.791
Jubilaciones y otros beneficios asociados	44.606.279
Otras transferencias directas a personas	11.470.185
GASTOS DE CAPITAL	**88.033.382**
INVERSIÓN REAL DIRECTA	88.033.382
Formación bruta de capital Fijo	87.883.382
Maquinaria, equipos y otros bienes muebles	49.259.335
Construcciones de bienes de dominio privado	38.624.047
Bienes intangibles	150.000
TOTAL GASTOS	**912.763.695**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115062	Modernización y Mejoras en los Terminales del Pasajeros del Aeropuerto de Maiquetía	Edificación			3	58.286.834				58.286.834
115131	Acondicionamiento y Mejoras en las Áreas de Pistas, Plataformas y Rampas del Aeropuerto de Maiquetía	Metro Cuadrado			127.025	37.501.131				37.501.131
115159	Rehabilitación y Acondicionamiento de las Áreas Externas del Aeropuerto de Maiquetía.	Metro Cuadrado			186.443	40.701.824				40.701.824
115256	Adecuación y Mantenimiento de las Edificaciones Administrativas y Operativas del Aeropuerto de Maiquetía	Edificación			6	88.398.595				88.398.595
	TOTAL					**224.888.384**				**224.888.384**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	494.853.391				494.853.391
02	Gestión Administrativa	128.505.024				128.505.024
03	Previsión y Protección Social	59.423.255				59.423.255
07	Protección y Atención Integral a las Familias y Personas en los Refugios en Caso de Emergencias o Desastres	5.093.641				5.093.641
	TOTAL	**687.875.311**				**687.875.311**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**518**	**746**	**324**	**1.588**	**57.531.231**	**3.855.153**	**61.386.384**
Directivo	11	7	28	46	1.729.886	149.778	1.879.664
Profesional y Técnico	288	293		581	21.849.215	1.891.760	23.740.975
Personal Administrativo	127	125	296	548	20.608.210	1.784.311	22.392.521
Personal Médico	5	4		9	338.456	29.304	367.760
Obrero	87	317		404	13.005.464		13.005.464
Personal Contratado	**429**	**529**	**18**	**976**	**37.084.810**		**37.084.810**
Directivo	10	18	1	29	1.101.905		1.101.905
Profesional y Técnico	290	356	12	658	25.001.849		25.001.849
Personal Administrativo	127	152	5	284	10.791.072		10.791.072
Personal Médico	2	3		5	189.984		189.984
TOTAL	**947**	**1.275**	**342**	**2.564**	**94.616.041**	**3.855.153**	**98.471.194**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**99**	**165**	**264**	**13.842.317**
Obreros	17	86	103	5.400.601
Empleados	82	79	161	8.441.716
Jubilados	**211**	**507**	**718**	**45.522.336**
Obreros	75	376	451	28.594.113
Empleados	136	131	267	16.928.223
TOTAL	**310**	**672**	**982**	**59.364.653**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de Personal	485.446.601
4.02	Materiales, Suministros y Mercancías	43.176.416
4.03	Servicios No Personales	222.532.174
4.04	Activos Reales	88.033.382
4.07	Transferencias y Donaciones	63.723.255
4.08	Otros Gastos	9.851.867
	TOTAL	**912.763.695**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**763.010.995**
INGRESOS CORRIENTES ORDINARIOS	763.010.995
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	763.010.995
Venta de otros bienes y servicios	763.010.995
1.2 GASTOS CORRIENTES	**824.730.313**
GASTOS DE CONSUMO	761.007.058
Remuneraciones	485.446.601
Sueldos, salarios y otras retribuciones	82.525.922
Beneficios y complementos de sueldos y salarios	276.704.563
Aportes patronales	19.417.864
Prestaciones sociales y otras indemnizaciones	29.126.796
Asistencia socioeconómica	77.671.456
Compra de bienes y servicios	265.708.590
Bienes de consumo	43.176.416
Servicios no personales	222.532.174
Depreciación y amortización	9.851.867
TRANSFERENCIAS Y DONACIONES CORRIENTES	63.723.255
Al sector privado	63.723.255
Transferencias corrientes al sector privado	63.723.255
Directas a personas	63.723.255
Pensiones y otros beneficios asociados	7.646.791
Jubilaciones y otros beneficios asociados	44.606.279
Otras transferencias directas a personas	11.470.185
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(61.719.318)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(51.867.451)**
RECURSOS PROPIOS DE CAPITAL	(51.867.451)
Desahorro en Cuenta Corriente	(61.719.318)
Incremento de la depreciación y amortización acumuladas	9.851.867
2.2 GASTOS DE CAPITAL	**88.033.382**
INVERSIÓN REAL DIRECTA	88.033.382
Formación bruta de capital Fijo	87.883.382
Maquinaria, equipos y otros bienes muebles	49.259.335
Construcciones de bienes de dominio privado	38.624.047
Bienes intangibles	150.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(139.900.833)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**139.900.833**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	139.900.833
Disminución de otros activos financieros	139.900.833
Disminución de disponibilidades	139.900.833
Disminución de Bancos	139.900.833
3.2 APLICACIONES FINANCIERAS	**139.900.833**
DÉFICIT FINANCIERO	139.900.833

A0659

Instituto de Ferrocarriles del Estado (IFE)

INSTITUTO DE FERROCARRILES DEL ESTADO (IFE)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

En el año 2012, el Instituto de Ferrocarriles del Estado (IFE) seguirá llevando a cabo las orientaciones establecidas por el Ejecutivo Nacional a través de las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista (PSS) 2007 – 2013, por lo tanto la política presupuestaria se apoya en la Directriz Estratégica: "Nueva Geopolítica Nacional", con la cual se busca lograr la cohesión de los espacios del territorio nacional y a su vez alcanzar un proceso de desarrollo económico interregional más equilibrado, sirviendo además como un proceso de desconcentración de población ya que busca generar e interconectar nuevos polos de desarrollo, aprovechando para tal fin las ventajas comparativas y competitivas de cada uno de esos polos de desarrollo y creando una sinergia entre ellos.

Es de esperar que al alcanzar mayores niveles de desarrollo en condiciones de equidad y equilibrio interregional, permitirá a poblaciones deprimidas ser incorporadas al proceso de generación de riqueza, con lo cual también se logrará cumplir con la directriz referida a la "Suprema Felicidad Social". La actividad de transporte ferroviaria aparte de interconectar polos de desarrollo debe apoyar la política de desconcentración territorial con el fin de generar poblaciones autosustentables con facilidades para el acceso a una vivienda digna, trabajo, educación, salud, seguridad, servicios públicos, etc., todo ello orientado a elevar niveles de calidad de vida de la población y garantizar la equidad, eficacia, eficiencia y calidad de la acción pública. Para alcanzar lo anteriormente planteado el IFE, seguirá desarrollando los elementos contenidos en el Plan Nacional de Desarrollo Ferroviario 2006 - 2030, haciendo énfasis en los lineamientos establecidos en la primera etapa: 2007- 2015, por lo tanto es importante el continuar con el desarrollo de la infraestructura ferroviaria en el país, culminando los proyectos que se encuentran en ejecución e iniciando los estudios y la construcción del resto de los tramos propuestos para el año 2012.

Para las vías que se encuentran en explotación comercial, el IFE se compromete a garantizar el mantenimiento de la infraestructura y de los servicios que actualmente se presta, para ello, se desarrollaron políticas orientadas a optimizar el transporte de pasajeros y de mercancías, de manera de prestar un servicio de calidad y además de buscar incrementar los ingresos propios como fuente sustantiva de financiamiento del IFE.

Fomentar y apoyar la participación y el compromiso para la reubicación de las familias afectadas por la construcción del Sistema Ferroviario Nacional.

Elevar la acción del IFE, de manera de transformarlo en un ente modelo de prestación de servicio de transporte ferroviario, que cuenta con un recurso humano capacitado y comprometido con la integración Nacional y Latinoamericana.

Cumplir con el Plan Estadístico Nacional (PEN) al proponer la creación de una Unidad Estadística que se articulará con el Sistema Nacional Estadístico del INE, de manera de atender las necesidades de información sobre el Desarrollo Ferroviario Nacional. Dentro de los objetivos estratégicos tenemos:

- Continuar con el proceso de desarrollar la infraestructura ferroviaria en Venezuela, de manera de poder configurar un sistema Integral de Transporte Masivo.
- Garantizar la explotación comercial de los diferentes tramos existentes hasta ahora, haciéndolo de manera eficiente y garantizando la calidad en la prestación del servicio de transporte a los usuarios - pasajeros y/o mercancía.
- Planificar y gestionar los sistemas integrados y material rodante de los tramos que próximamente entraran en funcionamiento de manera de poder desarrollar los respectivos planes de puesta en marcha.
- Determinar el impacto social que genera el Instituto y de esta manera poder aplicar políticas orientadas a atender a las poblaciones circundantes a las actividades constructivas, para ello se debe desarrollar un centro estadístico que genere datos para facilitar el proceso decisorio dentro del Instituto
- Optimizar los procesos internos del Instituto, de manera de poder dar respuesta efectiva a las necesidades del público interno y externo del IFE.

El IFE, es un organismo responsable de la ejecución de proyectos plurianuales, por tal razón es indispensable que se asignen recursos para avanzar en la construcción de la red Ferroviaria Nacional. Siguiendo éste lineamiento se plantearon proyectos que buscan la adquisición de nuevo material rodante y la ampliación de patios y talleres correspondientes al Sistema Ferroviario Central tramo Caracas - Tuy Medio, buscando mejorar la capacidad de respuesta del sistema ante la creciente demanda. Continuar con la construcción de los tramos La Encrucijada - Puerto Cabello, Tinaco - Anaco, San Juan - San Fernando, Chaguaramas - Las Mercedes - Cabruta y la rehabilitación del Tramo Puerto Cabello - Barquisimeto - Yaritagua - Acarigua, además de comenzar las obras correspondientes a los tramos La Encrucijada - Charallave Norte, La Encrucijada - San Juan de los Morros y Valencia - Abejales, permitiendo así la interconexión de los tramos que facilite el transporte de mercancías y pasajeros a nivel nacional favoreciendo el desarrollo socioeconómico del país.

Seguir reforzando la labor social que la Institución debe ofrecer a las Comunidades cercanas a los trazados ferroviarios, mitigando los aspectos negativos que genera la construcción.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**251.445.679**
INGRESOS CORRIENTES ORDINARIOS	251.445.679
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	67.800.000
Venta de otros bienes y servicios	67.800.000
INGRESOS DE LA PROPIEDAD	2.145.679
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	2.145.679
Alquileres	2.145.679
TRANSFERENCIAS CORRIENTES	180.000.000
Transferencias corrientes del sector público	180.000.000
Transferencias corrientes internas recibidas del sector público	180.000.000
De la República	180.000.000
OTROS INGRESOS	1.500.000
Otros ingresos ordinarios	1.500.000
INGRESOS DE CAPITAL	**45.036.897**
RECURSOS PROPIOS DE CAPITAL	45.036.897
Incremento de la depreciación y amortización acumuladas	45.036.897
TOTAL RECURSOS	**296.482.576**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**278.322.576**
GASTOS DE CONSUMO	261.276.286
Remuneraciones	164.213.710
Sueldos, salarios y otras retribuciones	76.435.197
Beneficios y complementos de sueldos y salarios	48.780.213
Aportes patronales	24.500
Prestaciones sociales y otras indemnizaciones	8.691.505
Asistencia socioeconómica	30.282.295
Compra de bienes y servicios	52.025.679
Bienes de consumo	17.120.785
Servicios no personales	34.904.894
Depreciación y amortización	45.036.897
TRANSFERENCIAS Y DONACIONES CORRIENTES	17.046.290
Al sector privado	17.046.290
Transferencias corrientes al sector privado	17.046.290
Directas a personas	15.046.290
Pensiones y otros beneficios asociados	3.663.302
Jubilaciones y otros beneficios asociados	11.382.988
Otras transferencias corrientes internas al sector privado	2.000.000
GASTOS DE CAPITAL	**18.160.000**
INVERSIÓN REAL DIRECTA	18.160.000
Formación bruta de capital Fijo	18.160.000
Edificios e instalaciones	4.000.000
Maquinaria, equipos y otros bienes muebles	10.160.000
Construcciones de bienes de dominio público	4.000.000
TOTAL GASTOS	**296.482.576**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		164.953.710			164.953.710
02	Gestión Administrativa	116.482.576				116.482.576
03	Previsión y Protección Social		15.046.290			15.046.290
07	Protección y Atención Integral a las Familias y Personas en los Refugios en caso de Emergencias o Desastres					
	TOTAL	**116.482.576**	**180.000.000**			**296.482.576**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**305**	**671**	**962**	**1.938**	**39.896.052**	**44.913**	**39.940.965**
Directivo	12	10		22	3.597.754		3.597.754
Profesional y Técnico	122	227	545	894	14.454.155	16.958	14.471.113
Personal Administrativo	70	215	329	614	13.346.286	6.819	13.353.105
Personal Médico	1	1	6	8	790.617		790.617
Obrero	100	218	82	400	7.707.240	21.136	7.728.376
Personal Contratado	**401**	**610**	**289**	**1.300**	**28.785.072**		**28.785.072**
Profesional y Técnico	401	610	289	1.300	28.785.072		28.785.072
TOTAL	**706**	**1.281**	**1.251**	**3.238**	**68.681.124**	**44.913**	**68.726.037**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**117**	**266**	**383**	**37.006.000**
Obreros	52	150	202	17.950.504
Empleados	65	116	181	19.055.496
Jubilados	**84**	**15**	**99**	**10.200.000**
Obreros	58	10	68	5.089.354
Empleados	26	5	31	5.110.646
TOTAL	**201**	**281**	**482**	**47.206.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de Personal	164.213.710
4.02	Materiales, Suministros y Mercancías	17.120.785
4.03	Servicios No Personales	34.904.894
4.04	Activos Reales	18.160.000
4.07	Transferencias y Donaciones	17.046.290
4.08	Otros Gastos	45.036.897
	TOTAL	**296.482.576**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**251.445.679**
INGRESOS CORRIENTES ORDINARIOS	251.445.679
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	67.800.000
Venta de otros bienes y servicios	67.800.000
INGRESOS DE LA PROPIEDAD	2.145.679
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	2.145.679
Alquileres	2.145.679
TRANSFERENCIAS CORRIENTES	180.000.000
Transferencias corrientes del sector público	180.000.000
Transferencias corrientes internas recibidas del sector público	180.000.000
Ministerio del Poder Popular para Transporte y Comunicaciones	180.000.000
Recursos Ordinarios	180.000.000
OTROS INGRESOS	1.500.000
Otros ingresos ordinarios	1.500.000
1.2 GASTOS CORRIENTES	**278.322.576**
GASTOS DE CONSUMO	261.276.286
Remuneraciones	164.213.710
Sueldos, salarios y otras retribuciones	76.435.197
Beneficios y complementos de sueldos y salarios	48.780.213
Aportes patronales	24.500
Prestaciones sociales y otras indemnizaciones	8.691.505
Asistencia socioeconómica	30.282.295
Compra de bienes y servicios	52.025.679
Bienes de consumo	17.120.785
Servicios no personales	34.904.894
Depreciación y amortización	45.036.897

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
TRANSFERENCIAS Y DONACIONES CORRIENTES	17.046.290
Al sector privado	17.046.290
Transferencias corrientes al sector privado	17.046.290
Directas a personas	15.046.290
Pensiones y otros beneficios asociados	3.663.302
Jubilaciones y otros beneficios asociados	11.382.988
Otras transferencias corrientes internas al sector privado	2.000.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(26.876.897)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**18.160.000**
RECURSOS PROPIOS DE CAPITAL	18.160.000
Desahorro en Cuenta Corriente	(26.876.897)
Incremento de la depreciación y amortización acumuladas	45.036.897
2.2 GASTOS DE CAPITAL	**18.160.000**
INVERSIÓN REAL DIRECTA	18.160.000
Formación bruta de capital Fijo	18.160.000
Edificios e instalaciones	4.000.000
Maquinaria, equipos y otros bienes muebles	10.160.000
Construcciones de bienes de dominio público	4.000.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	

A0661

Instituto Nacional de Canalizaciones (INC)

INSTITUTO NACIONAL DE CANALIZACIONES (INC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La formulación del Presupuesto del Ejercicio Económico del año 2012, se elaboró sobre la base metodológica de la técnica de presupuesto por Proyecto y Acciones Centralizadas; además por las líneas emanadas del órgano rector Ministerio del Poder Popular para Transporte y Comunicaciones (MTC), Oficina Nacional de Presupuesto (ONAPRE) y líneas internas del Instituto Nacional de Canalizaciones.

Es importante señalar que dentro de las políticas del Plan Operativo Anual (POAN 2012), se solicitaron proyectos de inversión de gran importancia, para el mejoramiento de los Canales de Navegación del Río Orinoco y Lago de Maracaibo y Servicios Comerciales; los cuales incluyen adquisiciones de Dragas Autopropulsadas, Remolcadores, Lanchas Hidrográficas, Equipos Auxiliares, Sistema Automatizado de Señalización y Mantenimientos Mayores de algunas unidades; así como también, para servicios de dragados en el Lago de Maracaibo, señalización y estudios para mejoras y nuevas vías de navegación; a fin de coadyuvar con el cumplimiento de nuestra lema “Una Navegación Confiable y Segura”.

De igual forma se da continuidad a las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista (PSS) 2007 – 2013, enmarcado principalmente con la Directriz Estratégica: Nueva Geopolítica Nacional y las políticas: mejorar la infraestructura para la integración con América Latina y el Caribe e integrar el territorio nacional, a través de ejes y regiones y reforzar la accesibilidad hacia la fachada amazónica y el Caribe; estructurando el Plan Operativo hacia la prioridad de competencia dadas por Ley al Instituto de Canalizaciones, desarrollando proyectos de mantenimiento e inversión para el logro de la misión. Estos proyectos son los siguientes:

- Mantenimiento del Canal de Navegación del Lago de Maracaibo.
- Mantenimiento del Canal de Navegación del Río Orinoco.
- Investigación para el Mejoramiento de los Canales de Navegación.
- Gestión del Código de la Seguridad Acuática.
- Mantenimiento Preventivo y Correctivo Hasta Nivel II de las Unidades Flotantes y Equipos Asignados a la GCO.
- Mantenimiento Preventivo y Correctivo del III Nivel de las Unidades Flotantes del Instituto Nacional de Canalizaciones.
- Mantenimiento Preventivo y Correctivo hasta el Nivel II de las Unidades Marítimas y Terrestres de la GCM.
- Fortalecimiento Institucional de las Unidades de Estadística y de Cobranzas del Instituto Nacional de Canalizaciones.
- Estudio y Desarrollo de Nuevas Vías de Navegación.
- Dragado de Proyectos Comerciales.

Asimismo, se formuló un proyecto que se vincula con la directriz estratégica Democracia protagónica y revolucionaria: Fortalecimiento de las Unidades de Estadística y Cobranzas del Instituto Nacional de Canalizaciones, articulado con el objetivo señalado en la Líneas Generales del Plan de la Nación 2007-2013: Construir un sector público al servicio del ciudadano que conduzca a la transformación de la sociedad, para coadyuvar al logro de los objetivos institucionales que se plantea el I.N.C para el año 2012.

El Presupuesto de Ingresos 2012, contiene los incrementos en las tasas que rigen desde 01/08/2008, según Decreto Nº 6266, con Rango, Valor y Fuerza de Ley de Canalización y Mantenimiento de las Vías de Navegación, con una Unidad Tributaria de Bs. 76,00, así como los ingresos por servicios a terceros e ingresos por colocaciones y otros; transferencias del Ministerio del Poder Popular para Transporte y Comunicaciones, al cual estamos adscritos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES ORDINARIOS	**731.915.189**
INGRESOS NO TRIBUTARIOS	673.030.480
Tasas	673.030.480
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	50.645.441
Venta de otros bienes y servicios	50.645.441
INGRESOS DE LA PROPIEDAD	6.810.320
Intereses	6.810.320
Intereses internos	6.810.320
Intereses por depósitos	6.810.320
OTROS INGRESOS	1.428.948
Otros ingresos ajenos a la operación	1.428.948
INGRESOS DE CAPITAL	**6.316.527**
RECURSOS PROPIOS DE CAPITAL	6.316.527
Incremento de la depreciación y amortización acumuladas	6.316.527
FUENTES DE FINANCIAMIENTO	**77.260.205**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	77.260.205
Disminución de otros activos financieros	77.260.205
Disminución de disponibilidades	54.596.527
Disminución de Bancos	54.596.527
Disminución de cuentas por cobrar a corto plazo	22.663.678
Disminución de cuentas comerciales por cobrar a corto plazo	22.663.678
TOTAL RECURSOS	**815.491.921**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**708.874.553**
GASTOS DE CONSUMO	642.317.763
Remuneraciones	367.373.442
Sueldos, salarios y otras retribuciones	41.237.526
Beneficios y complementos de sueldos y salarios	67.034.685
Aportes patronales	15.081.742
Prestaciones sociales y otras indemnizaciones	32.044.425
Asistencia socioeconómica	106.548.199
Otros gastos de personal	105.426.865
Compra de bienes y servicios	268.627.794
Bienes de consumo	31.586.737
Servicios no personales	237.041.057
Depreciación y amortización	6.316.527
TRANSFERENCIAS Y DONACIONES CORRIENTES	66.556.790
Al sector privado	64.156.790
Transferencias corrientes al sector privado	64.060.790
Directas a personas	64.060.790
Pensiones y otros beneficios asociados	9.065.322
Jubilaciones y otros beneficios asociados	54.868.830
Otras transferencias directas a personas	126.638
Donaciones corrientes al sector privado	96.000
Donaciones a personas	96.000
Al sector público	2.400.000
Transferencias corrientes al sector público	2.400.000
A los entes descentralizados sin fines empresariales para sus gastos	2.400.000
GASTOS DE CAPITAL	**70.143.200**
INVERSIÓN REAL DIRECTA	70.143.200
Formación Bruta de Capital Fijo	69.942.200
Edificios e instalaciones	6.575.000
Maquinaria, equipos y otros bienes muebles	10.924.208
Bienes preexistentes	52.442.992
Bienes intangibles	201.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
APLICACIONES FINANCIERAS	**36.474.168**
INVERSIÓN FINANCIERA	1.113.883
Incremento de otros activos financieros	1.113.883
Incremento de otros activos financieros circulantes	1.113.883
DISMINUCIÓN DE PASIVOS	35.360.285
Disminución de cuentas y efectos por pagar	27.866.322
Disminución de cuentas y efectos por pagar a corto plazo	27.866.322
Disminución cuentas por pagar a proveedores a corto plazo	27.866.322
Disminución de otros pasivos	7.493.963
Disminución de provisiones y reservas técnicas	7.493.963
Disminución de reservas técnicas	7.493.963
TOTAL GASTOS	**815.491.921**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115835	Mantenimiento del Canal de Navegación del Lago de Maracaibo	Metro Cúbico			12.000.000	115.255.274				115.255.274
115847	Mantenimiento del Canal de Navegación del Río Orinoco	Mantenimiento			4.809	45.240.106				45.240.106
115883	Investigación para el mejoramiento de los Canales de Navegación.	Informe de Ejecución			8	7.695.137				7.695.137
115890	Gestión del Código de la Seguridad Acuática.	Sistema			1	1.804.341				1.804.341
115895	Mantenimiento Preventivo y Correctivo Hasta Nivel II de las Unidades Flotantes y Equipos Asignados a la GCO	Mantenimiento			94	43.667.049				43.667.049
115939	Mantenimiento Preventivo y Correctivo del III Nivel de las Unidades Flotantes del Instituto Nacional de Canalizaciones.	Mantenimiento			6	55.075.085				55.075.085
115949	Mantenimiento Preventivo y Correctivo hasta el Nivel II de las Unidades Marítimas y Terrestres de la GCM	Mantenimiento			192	11.903.266				11.903.266

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
115990	Fortalecimiento Institucional de las Unidades de Estadística y de Cobranzas del Instituto Nacional de Canalizaciones	Unidad			2	1.572.670				1.572.670
115995	Estudio y Desarrollo de Nuevas Vías de Navegación.	Informe de Ejecución			6	6.391.040				6.391.040
115999	Dragado de Proyectos Comerciales	Metro Cúbico			1.413.322	40.142.417				40.142.417
	TOTAL					**328.746.385**				**328.746.385**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	263.367.953				263.367.953
02	Gestión Administrativa	159.352.793				159.352.793
03	Previsión y Protección Social	64.024.790				64.024.790
	TOTAL	**486.745.536**				**486.745.536**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**297**	**708**	**490**	**1.495**	**34.948.017**	**2.841.420**	**37.789.437**
Directivo	3	9	8	20	491.179		491.179
Profesional y Técnico	183	253	202	638	15.698.639	586.795	16.285.434
Personal Administrativo	98	110	88	296	7.284.226	272.232	7.556.458
Personal Médico	5	4	6	15	369.576	13.790	383.366
Obrero	8	332	186	526	11.104.397	1.968.603	13.073.000
Personal Contratado	**67**	**70**		**137**	**4.490.345**		**4.490.345**
Profesional y Técnico	53	36		89	2.561.569		2.561.569
Personal Administrativo	12	21		33	945.917		945.917
Personal Médico	2	3		5	132.859		132.859
Obrero		10		10	850.000		850.000
TOTAL	**364**	**778**	**490**	**1.632**	**39.438.362**	**2.841.420**	**42.279.782**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**69**	**54**	**123**	**8.373.861**
Obreros		41	41	2.791.287
Empleados	69	13	82	5.582.574
Jubilados	**57**	**433**	**490**	**54.868.830**
Obreros	4	301	305	38.183.185
Empleados	53	132	185	16.685.645
TOTAL	**126**	**487**	**613**	**63.242.691**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de Personal	367.373.442
4.02	Materiales, Suministros y Mercancías	31.586.737
4.03	Servicios No Personales	237.041.057
4.04	Activos Reales	70.143.200
4.05	Activos Financieros	1.113.883
4.07	Transferencias y Donaciones	66.556.790
4.08	Otros Gastos	6.316.527
4.11	Disminución de Pasivos	35.360.285
	TOTAL	**815.491.921**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**731.915.189**
INGRESOS CORRIENTES ORDINARIOS	731.915.189
INGRESOS NO TRIBUTARIOS	**673.030.480**
INGRESOS NO TRIBUTARIOS	673.030.480
Tasas	673.030.480
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	50.645.441
Venta de otros bienes y servicios	50.645.441
INGRESOS DE LA PROPIEDAD	6.810.320
Intereses	6.810.320
Intereses internos	6.810.320
Intereses por depósitos	6.810.320
OTROS INGRESOS	1.428.948
Otros ingresos ajenos a la operación	1.428.948
1.2 GASTOS CORRIENTES	**708.874.553**
GASTOS DE CONSUMO	642.317.763
Remuneraciones	367.373.442
Sueldos, salarios y otras retribuciones	41.237.526
Beneficios y complementos de sueldos y salarios	67.034.685
Aportes patronales	15.081.742
Prestaciones sociales y otras indemnizaciones	32.044.425
Asistencia socioeconómica	106.548.199
Otros gastos de personal	105.426.865
Compra de bienes y servicios	268.627.794
Bienes de consumo	31.586.737
Servicios no personales	237.041.057
Depreciación y amortización	6.316.527
TRANSFERENCIAS Y DONACIONES CORRIENTES	66.556.790
Al sector privado	64.156.790
Transferencias corrientes al sector privado	64.060.790
Directas a personas	64.060.790
Pensiones y otros beneficios asociados	9.065.322

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Jubilaciones y otros beneficios asociados	54.868.830
Otras transferencias directas a personas	126.638
Donaciones corrientes al sector privado	96.000
Donaciones a personas	96.000
Al sector público	2.400.000
Transferencias corrientes al sector público	2.400.000
A los entes descentralizados sin fines empresariales para sus gastos	2.400.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**23.040.636**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**29.357.163**
RECURSOS PROPIOS DE CAPITAL	29.357.163
Ahorro en Cuenta Corriente	23.040.636
Incremento de la depreciación y amortización acumuladas	6.316.527
2.2 GASTOS DE CAPITAL	**70.143.200**
INVERSIÓN REAL DIRECTA	70.143.200
Formación bruta de capital Fijo	69.942.200
Edificios e instalaciones	6.575.000
Maquinaria, equipos y otros bienes muebles	10.924.208
Bienes preexistentes	52.442.992
Bienes intangibles	201.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(40.786.037)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**77.260.205**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	77.260.205
Disminución de otros activos financieros	77.260.205
Disminución de disponibilidades	54.596.527
Disminución de Bancos	54.596.527
Disminución de cuentas por cobrar a corto plazo	22.663.678
Disminución de cuentas comerciales por cobrar a corto plazo	22.663.678

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
3.2 APLICACIONES FINANCIERAS	**77.260.205**
INVERSIÓN FINANCIERA	1.113.883
Incremento de otros activos financieros	1.113.883
Incremento de otros activos financieros circulantes	1.113.883
DISMINUCIÓN DE PASIVOS	35.360.285
Disminución de cuentas y efectos por pagar	27.866.322
Disminución de cuentas y efectos por pagar a corto plazo	27.866.322
Disminución cuentas por pagar a proveedores a corto plazo	27.866.322
Disminución de otros pasivos	7.493.963
Disminución de provisiones y reservas técnicas	7.493.963
Disminución de reservas técnicas	7.493.963
DÉFICIT FINANCIERO	40.786.037

A0932

Instituto Nacional de los Espacios Acuáticos

INSTITUTO NACIONAL DE LOS ESPACIOS ACUÁTICOS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Nacional de los Espacios Acuáticos, tiene como misión ejercer la administración acuática en el marco de las Políticas Acuáticas del Estado, con responsabilidad social y excelencia de servicio, a fin de contribuir al desarrollo sustentable del país.

El Instituto estimó para la formulación del presupuesto 2012, el impulso del sector acuático destinando recursos para fortalecer la reactivación de la flota de remolcadores con miras a la optimización del Sector Acuático, las reparaciones menores y mayores de la Infraestructura física y naval de los equipos del Instituto enmarcado en las Líneas Generales del Proyecto Nacional Simón Bolívar, Primer Plan Socialista (PSS) 2007 – 2013 y en las políticas del transporte acuático referidas en el Plan Sectorial del Ministerio del Poder Popular para Transporte y Comunicaciones.

Los proyectos y acciones centralizadas están enmarcados en seguir el camino de la optimización del sector acuático y apoyo a las redes sociales en especial a todas aquellas zonas ubicadas en las cercanías de los ríos, lagos, mares y toda porción navegable. Asimismo, está previsto la modernización de cinco (05) Capitanías de Puertos, desde el punto de vista de infraestructura física y apoyo de los equipos necesarios para la reactivación del Sector Acuático en pro del beneficio del Estado y de las comunidades adyacentes a la zona.

En este sentido, se dará prioridad a aquellos gastos que tiendan a desarrollar el sector acuático, tales como:

- Construcción, conservación, mejoras y funcionamiento de las Capitanías de Puerto, Delegaciones del INEA, así como la atención y formación a las Comunidades de Pescadores Artesanales y Población Estudiantil
- Plataforma Tecnológica y de Comunicaciones del INEA
- Consolidación del Sistema de Gestión de Recaudación del INEA
- Fondo de Desarrollo Acuático
- Conservación y Desarrollo de las Orillas, Márgenes y Riveras de Mar, Lagos y Porciones Navegables

Adicionalmente el ente administra el Fondo de Desarrollo Acuático, el cual estima dirigir sus esfuerzos a incrementar el apoyo a los entes del sector en cuanto a la realización de los estudios inherentes a muelles y puertos así como la infraestructura física tanto de las Capitanías de Puerto como de entes relacionados con el sector.

Por otra parte, se dará continuidad a la dotación definitiva de la INTRANET en todas las Capitanías, así como la culminación de la instalación de Sistemas de Gestión para Entes del Sector Público SIGEPS, que abarca el área administrativa de gestión a los fines de estar integrados a nivel institucional con todas las Capitanías de Puertos.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**369.888.360**
INGRESOS CORRIENTES ORDINARIOS	369.888.360
INGRESOS NO TRIBUTARIOS	281.052.966
Tasas	274.333.826
Ingresos por contribuciones especiales	6.719.140
INGRESOS DE LA PROPIEDAD	14.437.810
Intereses	14.437.810
Intereses internos	14.437.810
Intereses por depósitos	14.437.810
OTROS INGRESOS	74.397.584
Diversos ingresos	2.043.340
Multas por varios ramos	2.043.340
Otros ingresos ordinarios	72.354.244
INGRESOS DE CAPITAL	**7.473.600**
RECURSOS PROPIOS DE CAPITAL	7.473.600
Incremento de la depreciación y amortización acumuladas	7.473.600
FUENTES DE FINANCIAMIENTO	**367.514.860**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	341.541.260
Disminución de otros activos financieros	341.541.260
Disminución de disponibilidades	341.541.260
Disminución de Bancos	93.145.640
Disminución de inversiones temporales	248.395.620
INCREMENTO DE PASIVOS	25.973.600
Incremento de cuentas y efectos por pagar	25.973.600
Incremento de cuentas y efectos por pagar a corto plazo	25.973.600
Incremento cuentas por pagar a proveedores a corto plazo	25.973.600
TOTAL RECURSOS	**744.876.820**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**518.482.070**
GASTOS DE CONSUMO	505.039.420
Remuneraciones	305.699.770
Sueldos, salarios y otras retribuciones	82.412.760
Beneficios y complementos de sueldos y salarios	67.883.670
Aportes patronales	20.881.330
Prestaciones sociales y otras indemnizaciones	31.374.470
Asistencia socioeconómica	59.244.570
Otros gastos de personal	43.902.970
Compra de bienes y servicios	191.866.050
Bienes de consumo	25.427.110
Servicios no personales	166.438.940
Depreciación y amortización	7.473.600
TRANSFERENCIAS Y DONACIONES CORRIENTES	13.442.650
Al sector privado	10.123.660
Transferencias corrientes al sector privado	1.851.660
Directas a personas	1.776.660
Pensiones y otros beneficios asociados	561.000
Jubilaciones y otros beneficios asociados	1.215.660
A empresas privadas	75.000
Donaciones corrientes al sector privado	8.272.000
Donaciones a personas	7.952.000
Donaciones a instituciones sin fines de lucro	320.000
Al sector público	2.660.090
Transferencias corrientes al sector público	310.000
A los entes descentralizados sin fines empresariales para sus gastos	160.000
A instituciones de protección social para atender beneficios de la seguridad social	150.000
Donaciones corrientes al sector público	2.350.090
A los entes descentralizados sin fines empresariales	150.090
A instituciones de protección social	2.200.000
Al sector externo	658.900
Transferencias corrientes al exterior	658.900
A organismos internacionales	658.900

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS DE CAPITAL	**223.694.750**
INVERSIÓN REAL DIRECTA	223.694.750
Formación bruta de capital Fijo	223.694.750
Edificios e instalaciones	29.443.600
Maquinaria, equipos y otros bienes muebles	71.140.000
Bienes preexistentes	1.334.650
Construcciones de bienes de dominio privado	59.291.500
Construcciones de bienes de dominio público	62.485.000
APLICACIONES FINANCIERAS	**2.700.000**
DISMINUCIÓN DE PASIVOS	2.700.000
Disminución de cuentas y efectos por pagar	2.700.000
Disminución de cuentas y efectos por pagar a corto plazo	2.700.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.700.000
TOTAL GASTOS	**744.876.820**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
114673	Construcción, Conservación, mejoras y Funcionamiento de las Capitanías de Puerto, Delegaciones del INEA, así Como la Atención y Formación a las Comunidades de Pescadores Artesanales y Población Estudiantil	Actividad			322	300.759.856				300.759.856
114810	Plataforma Tecnológica y de Comunicaciones del INEA	Plataforma tecnológica			1	25.175.200				25.175.200
114836	Consolidación del Sistema de Gestión de Recaudación del INEA	Actividad			45	4.181.660				4.181.660
114930	Fondo de Desarrollo Acuático	Proceso Administrado			473	207.242.830				207.242.830
115121	Conservación y Desarrollo de las Orillas, Márgenes y Riveras de Mar, Lagos y Porciones Navegables	Actividad			65	19.437.590				19.437.590
	TOTAL					**556.797.136**				**556.797.136**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores	122.972.090				122.972.090
02	Gestión Administrativa	55.830.934				55.830.934
03	Previsión y Protección Social	1.776.660				1.776.660
07	Protección y Atención Integral a las Familias y Personas en los Refugios en caso de Emergencias o Desastres	7.500.000				7.500.000
	TOTAL	**188.079.684**				**188.079.684**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**131**	**471**	**23**	**625**	**38.499.130**		**38.499.130**
Alto Nivel y de Dirección		1		1	142.150		142.150
Directivo	56	107	23	186	17.237.260		17.237.260
Profesional y Técnico	75	363		438	21.119.720		21.119.720
Personal Contratado	**369**	**515**	**27**	**911**	**40.664.680**		**40.664.680**
Directivo	9	4		13	1.236.600		1.236.600
Profesional y Técnico	215	314	27	556	24.313.800		24.313.800
Personal Administrativo	145	197		342	15.114.280		15.114.280
TOTAL	**500**	**986**	**50**	**1.536**	**79.163.810**		**79.163.810**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**2**	**5**	**7**	**561.000**
Empleados	2	5	7	561.000
Jubilados	**2**	**3**	**5**	**1.215.660**
Empleados	2	3	5	1.215.660
TOTAL	**4**	**8**	**12**	**1.776.660**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de Personal	305.699.770
4.02	Materiales, Suministros y Mercancías	25.427.110
4.03	Servicios No Personales	166.438.940
4.04	Activos Reales	223.694.750
4.07	Transferencias y Donaciones	13.442.650
4.08	Otros Gastos	7.473.600
4.11	Disminución de Pasivos	2.700.000
	TOTAL	**744.876.820**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**369.888.360**
INGRESOS CORRIENTES ORDINARIOS	369.888.360
INGRESOS NO TRIBUTARIOS	**281.052.966**
INGRESOS NO TRIBUTARIOS	281.052.966
Tasas	274.333.826
Ingresos por contribuciones especiales	6.719.140
INGRESOS DE LA PROPIEDAD	14.437.810
Intereses	14.437.810
Intereses internos	14.437.810
Intereses por depósitos	14.437.810
OTROS INGRESOS	74.397.584
Diversos ingresos	2.043.340
Multas por varios ramos	2.043.340
Otros ingresos ordinarios	72.354.244
1.2 GASTOS CORRIENTES	**518.482.070**
GASTOS DE CONSUMO	505.039.420
Remuneraciones	305.699.770
Sueldos, salarios y otras retribuciones	82.412.760
Beneficios y complementos de sueldos y salarios	67.883.670
Aportes patronales	20.881.330
Prestaciones sociales y otras indemnizaciones	31.374.470
Asistencia socioeconómica	59.244.570
Otros gastos de personal	43.902.970
Compra de bienes y servicios	191.866.050
Bienes de consumo	25.427.110
Servicios no personales	166.438.940
Depreciación y amortización	7.473.600
TRANSFERENCIAS Y DONACIONES CORRIENTES	13.442.650
Al sector privado	10.123.660
Transferencias corrientes al sector privado	1.851.660
Directas a personas	1.776.660
Pensiones y otros beneficios asociados	561.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Jubilaciones y otros beneficios asociados	1.215.660
A empresas privadas	75.000
Donaciones corrientes al sector privado	8.272.000
Donaciones a personas	7.952.000
Donaciones a instituciones sin fines de lucro	320.000
Al sector público	2.660.090
Transferencias corrientes al sector público	310.000
A los entes descentralizados sin fines empresariales para sus gastos	160.000
A instituciones de protección social para atender beneficios de la seguridad social	150.000
Donaciones corrientes al sector público	2.350.090
A los entes descentralizados sin fines empresariales	150.090
A instituciones de protección social	2.200.000
Al sector externo	658.900
Transferencias corrientes al exterior	658.900
A organismos internacionales	658.900
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : (DESAHORRO)	**(148.593.710)**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**(141.120.110)**
RECURSOS PROPIOS DE CAPITAL	(141.120.110)
Desahorro en Cuenta Corriente	(148.593.710)
Incremento de la depreciación y amortización acumuladas	7.473.600
2.2 GASTOS DE CAPITAL	**223.694.750**
INVERSIÓN REAL DIRECTA	223.694.750
Formación bruta de capital Fijo	223.694.750
Edificios e instalaciones	29.443.600
Maquinaria, equipos y otros bienes muebles	71.140.000
Bienes preexistentes	1.334.650
Construcciones de bienes de dominio privado	59.291.500
Construcciones de bienes de dominio público	62.485.000
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(364.814.860)**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**367.514.860**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	341.541.260
Disminución de otros activos financieros	341.541.260
Disminución de disponibilidades	341.541.260
Disminución de Bancos	93.145.640
Disminución de inversiones temporales	248.395.620
INCREMENTO DE PASIVOS	25.973.600
Incremento de cuentas y efectos por pagar	25.973.600
Incremento de cuentas y efectos por pagar a corto plazo	25.973.600
Incremento cuentas por pagar a proveedores a corto plazo	25.973.600
3.2 APLICACIONES FINANCIERAS	**367.514.860**
DISMINUCIÓN DE PASIVOS	2.700.000
Disminución de cuentas y efectos por pagar	2.700.000
Disminución de cuentas y efectos por pagar a corto plazo	2.700.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	2.700.000
DÉFICIT FINANCIERO	364.814.860

64

Ministerio del Poder Popular para la Juventud

Ministerio del Poder Popular para la Juventud
A0938 Instituto Nacional del Poder Popular de la Juventud

A0938

Instituto Nacional del Poder Popular de la Juventud

INSTITUTO NACIONAL DEL PODER POPULAR DE LA JUVENTUD

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Dada la importancia que representan las y los jóvenes en la sociedad venezolana y tomando en cuenta que constituyen aproximadamente el 29% de la población, el Instituto Nacional del Poder Popular de la Juventud asumió el Proyecto Atención a la Juventud, orientado a continuar la articulación de políticas que permitan la dinamización de este sector a partir de la construcción y organización del Poder Popular Juvenil enmarcado en las líneas estratégicas del Plan de Desarrollo Económico y Social de la Nación 2007-2013; de esta manera, el proyecto está bajo la directriz de una democracia protagónica y revolucionaria.

Para el ejercicio económico 2012, el presupuesto de ingresos se sitúa en Bs. 151.000.000, discriminados en Bs. 146.000.000 provenientes de transferencias corrientes internas recibidas del sector público, Bs. 456.821 de depreciación y Bs. 4.543.179 de fuentes de financiamiento (disminución de bancos y disminución de otras cuentas por cobrar a corto plazo).

El presupuesto de gastos asciende a la cantidad de Bs. 151.000.000, distribuidos en gastos corrientes Bs. 142.508.766, gastos de capital Bs. 6.491.234 y disminución de cuentas y efectos por pagar por Bs. 2.000.000.

Los resultados económicos y financieros prevén un ahorro por Bs. 3.491.234 en la cuenta corriente y un déficit de Bs. 2.543.179 en la cuenta capital, que será financiado con la disminución de otras cuentas a cobrar a corto plazo.

La distribución del presupuesto se desagrega de la siguiente manera: Proyecto Bs. 112.069.076 y Acciones Centralizadas Bs. 38.930.924.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**146.000.000**
INGRESOS CORRIENTES ORDINARIOS	146.000.000
TRANSFERENCIAS CORRIENTES	146.000.000
Transferencias corrientes del sector público	146.000.000
Transferencias corrientes internas recibidas del sector público	146.000.000
De la República	146.000.000
INGRESOS DE CAPITAL	**456.821**
RECURSOS PROPIOS DE CAPITAL	456.821
Incremento de la depreciación y amortización acumuladas	456.821
FUENTES DE FINANCIAMIENTO	**4.543.179**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.543.179
Disminución de otros activos financieros	4.543.179
Disminución de disponibilidades	160.071
Disminución de Bancos	160.071
Disminución de cuentas por cobrar a corto plazo	4.383.108
Disminución de otras cuentas por cobrar a corto plazo	4.383.108
TOTAL RECURSOS	**151.000.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**142.508.766**
GASTOS DE CONSUMO	116.468.766
Remuneraciones	64.510.301
Sueldos, salarios y otras retribuciones	14.967.052
Beneficios y complementos de sueldos y salarios	26.976.861
Aportes patronales	1.866.983
Prestaciones sociales y otras indemnizaciones	4.076.794
Asistencia socioeconómica	15.408.467
Otros gastos de personal	1.214.144
Compra de bienes y servicios	45.105.496
Bienes de consumo	28.846.443
Servicios no personales	16.259.053
Impuestos indirectos	6.396.148
Depreciación y amortización	456.821
TRANSFERENCIAS Y DONACIONES CORRIENTES	26.040.000
Al sector privado	26.040.000
Donaciones corrientes al sector privado	26.040.000
Donaciones a personas	26.040.000
GASTOS DE CAPITAL	**6.491.234**
INVERSIÓN REAL DIRECTA	6.491.234
Formación bruta de capital Fijo	6.491.234
Maquinaria, equipos y otros bienes muebles	6.491.234
APLICACIONES FINANCIERAS	**2.000.000**
DISMINUCIÓN DE PASIVOS	2.000.000
Disminución de cuentas y efectos por pagar	2.000.000
Disminución de cuentas y efectos por pagar a corto plazo	2.000.000
Disminución cuentas por pagar a proveedores a corto plazo	2.000.000
TOTAL GASTOS	**151.000.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116020	Atención a la Juventud	Joven Incorporado			444.840		112.069.076			112.069.076
TOTAL							112.069.076			112.069.076

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		19.930.924			19.930.924
02	Gestión Administrativa	5.000.000	14.000.000			19.000.000
TOTAL		5.000.000	33.930.924			38.930.924

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**2**			**2**	**183.984**		**183.984**
Alto Nivel y de Dirección	2			2	183.984		183.984
Personal Contratado	**360**	**253**	**9**	**622**	**14.746.068**		**14.746.068**
Directivo	4	7		11	679.985		679.985
Profesional y Técnico	55	33	4	92	2.861.318		2.861.318
Personal Administrativo	297	194	4	495	10.744.163		10.744.163
Obrero	4	19	1	24	460.602		460.602
TOTAL	**362**	**253**	**9**	**624**	**14.930.052**		**14.930.052**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	64.510.301
4.02	Materiales, suministros y mercancías	28.846.443
4.03	Servicios no personales	22.655.201
4.04	Activos reales	6.491.234
4.07	Transferencias y donaciones	26.040.000
4.08	Otros gastos	456.821
4.11	Disminución de pasivos	2.000.000
	TOTAL	**151.000.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**146.000.000**
INGRESOS CORRIENTES ORDINARIOS	146.000.000
TRANSFERENCIAS CORRIENTES	146.000.000
Transferencias corrientes del sector público	146.000.000
Transferencias corrientes internas recibidas del sector público	146.000.000
De la República	146.000.000
Recursos Ordinarios	146.000.000
1.2 GASTOS CORRIENTES	**142.508.766**
GASTOS DE CONSUMO	116.468.766
Remuneraciones	64.510.301
Sueldos, salarios y otras retribuciones	14.967.052
Beneficios y complementos de sueldos y salarios	26.976.861
Aportes patronales	1.866.983
Prestaciones sociales y otras indemnizaciones	4.076.794
Asistencia socioeconómica	15.408.467
Otros gastos de personal	1.214.144
Compra de bienes y servicios	45.105.496
Bienes de consumo	28.846.443
Servicios no personales	16.259.053
Impuestos indirectos	6.396.148
Depreciación y amortización	456.821
TRANSFERENCIAS Y DONACIONES CORRIENTES	26.040.000
Al sector privado	26.040.000
Donaciones corrientes al sector privado	26.040.000
Donaciones a personas	26.040.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.491.234**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.948.055**
RECURSOS PROPIOS DE CAPITAL	3.948.055
Ahorro en Cuenta Corriente	3.491.234
Incremento de la depreciación y amortización acumuladas	456.821
2.2 GASTOS DE CAPITAL	**6.491.234**
INVERSIÓN REAL DIRECTA	6.491.234
Formación bruta de capital Fijo	6.491.234
Maquinaria, equipos y otros bienes muebles	6.491.234
2.3 RESULTADO FINANCIERO : (DÉFICIT)	**(2.543.179)**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**4.543.179**
DISMINUCIÓN DE LA INVERSIÓN FINANCIERA	4.543.179
Disminución de otros activos financieros	4.543.179
Disminución de disponibilidades	160.071
Disminución de Bancos	160.071
Disminución de cuentas por cobrar a corto plazo	4.383.108
Disminución de otras cuentas por cobrar a corto plazo	4.383.108
3.2 APLICACIONES FINANCIERAS	**4.543.179**
DISMINUCIÓN DE PASIVOS	2.000.000
Disminución de cuentas y efectos por pagar	2.000.000
Disminución de cuentas y efectos por pagar a corto plazo	2.000.000
Disminución cuentas por pagar a proveedores a corto plazo	2.000.000
DÉFICIT FINANCIERO	2.543.179

65
Ministerio del Poder Popular para el Servicio Penitenciario

Ministerio del Poder Popular para el Servicio Penitenciario
A0003 Instituto Autónomo Caja de Trabajo Penitenciario
A0118 Fondo Nacional para Edificaciones Penitenciarias (FONEP)

A0003

Instituto Autónomo Caja de Trabajo Penitenciario

INSTITUTO AUTÓNOMO CAJA DE TRABAJO PENITENCIARIO

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Instituto Autónomo Caja de Trabajo Penitenciario (IACTP), está comprometido en promover y desarrollar programas de ocupación laboral en el Sistema Penitenciario; para satisfacer oportunamente las necesidades y expectativas de la comunidad de internos e internas, con la creación de mecanismos adecuados para su incorporación en el trabajo productivo a través de la motivación y formación en actividades ocupacionales, generando un cambio de actitudes que coadyuve a una verdadera y permanente reinserción social.

Para el año 2012, el Instituto Autónomo Caja de Trabajo Penitenciario (IACTP) propone acciones que permitan mejorar la atención integral dirigida a incorporar a 1.800 internos e internas, en actividades de talleres y cursos tanto en la motivación y formación ocupacional como en la ocupación laboral en los diversos centros e internados penales y judiciales a nivel nacional, en las áreas artesanales, agropecuarias e industriales; contribuyendo asertivamente en la transformación, humanización y modernización de las unidades organizativas vinculadas al sistema penitenciario, y a elevar los indicadores de calidad de vida de los privados de libertad y la de sus familiares.

El Instituto Autónomo Caja de Trabajo Penitenciario (IACTP) se ha planteado para el año fiscal 2012, el desarrollo de un Proyecto denominado: Fortalecimiento de la institucionalidad de los procesos formativos y laborales de la población penada venezolana.

El otorgamiento de los recursos requeridos para la ejecución de este proyecto tendrían impactos significativos en el orden: social, económico y jurídico.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**43.788.917**
INGRESOS CORRIENTES ORDINARIOS	43.788.917
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.733.560
Venta de otros bienes y servicios	1.733.560
INGRESOS DE LA PROPIEDAD	77.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	77.000
Alquileres	77.000
TRANSFERENCIAS CORRIENTES	41.978.357
Transferencias corrientes del sector público	41.978.357
Transferencias corrientes internas recibidas del sector público	41.978.357
De la República	41.978.357
TOTAL RECURSOS	**43.788.917**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**41.402.321**
GASTOS DE CONSUMO	27.447.120
Remuneraciones	19.997.370
Sueldos, salarios y otras retribuciones	6.999.619
Beneficios y complementos de sueldos y salarios	8.259.327
Aportes patronales	1.080.140
Prestaciones sociales y otras indemnizaciones	1.402.700
Asistencia socioeconómica	1.826.670
Otros gastos de personal	428.914
Compra de bienes y servicios	7.449.750
Bienes de consumo	4.138.442
Servicios no personales	3.311.308
TRANSFERENCIAS Y DONACIONES CORRIENTES	13.955.201
Al sector privado	13.955.201
Transferencias corrientes al sector privado	13.955.201
Directas a personas	13.955.201
Pensiones y otros beneficios asociados	4.159.657
Jubilaciones y otros beneficios asociados	4.997.510
Otras transferencias directas a personas	4.798.034
GASTOS DE CAPITAL	**2.386.596**
INVERSIÓN REAL DIRECTA	2.386.596
Formación bruta de capital Fijo	2.338.922
Maquinaria, equipos y otros bienes muebles	2.338.922
Bienes intangibles	47.674
TOTAL GASTOS	**43.788.917**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116248	Fortalecimiento de la institucionalidad de los procesos formativos y laborales de la población penada venezolana.	Interno			1.800	1.810.560	29.384.850			31.195.410
TOTAL						1.810.560	29.384.850			31.195.410

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores					
02	Gestión Administrativa		3.436.340			3.436.340
03	Previsión y Protección Social		9.157.167			9.157.167
TOTAL			12.593.507			12.593.507

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**51**	**78**		**129**	**4.171.149**	**1.280.862**	**5.452.011**
Directivo	7	4		11	545.015		545.015
Profesional y Técnico	18	20		38	1.654.748	258.881	1.913.629
Personal Administrativo	24	23		47	1.099.912	396.842	1.496.754
Obrero	2	31		33	871.474	625.139	1.496.613
Personal Contratado	**26**	**34**		**60**	**2.828.471**		**2.828.471**
Profesional y Técnico	15	16		31	1.985.750		1.985.750
Personal Administrativo	11	18		29	842.721		842.721
TOTAL	**77**	**112**		**189**	**6.999.620**	**1.280.862**	**8.280.482**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**15**		**15**	**4.159.657**
Obrero	4		4	222.234
Empleado	11		11	3.937.423
Jubilados	**17**	**18**	**35**	**4.997.510**
Obrero	9	11	20	833.279
Empleado	8	7	15	4.164.231
TOTAL	**32**	**18**	**50**	**9.157.167**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	19.997.370
4.02	Materiales, suministros y mercancías	4.138.442
4.03	Servicios no personales	3.311.308
4.04	Activos reales	2.386.596
4.07	Transferencias y donaciones	13.955.201
	TOTAL	**43.788.917**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**43.788.917**
INGRESOS CORRIENTES ORDINARIOS	43.788.917
INGRESOS POR LA VENTA DE BIENES Y SERVICIOS DE LA ADMINISTRACIÓN PÚBLICA	1.733.560
Venta de otros bienes y servicios	1.733.560
INGRESOS DE LA PROPIEDAD	77.000
Utilidades, dividendos, alquileres y otros ingresos de la propiedad	77.000
Alquileres	77.000
TRANSFERENCIAS CORRIENTES	41.978.357
Transferencias corrientes del sector público	41.978.357
Transferencias corrientes internas recibidas del sector público	41.978.357
De la República	41.978.357
Recursos Ordinarios	41.978.357
1.2 GASTOS CORRIENTES	**41.402.321**
GASTOS DE CONSUMO	27.447.120
Remuneraciones	19.997.370
Sueldos, salarios y otras retribuciones	6.999.619
Beneficios y complementos de sueldos y salarios	8.259.327
Aportes patronales	1.080.140
Prestaciones sociales y otras indemnizaciones	1.402.700
Asistencia socioeconómica	1.826.670
Otros gastos de personal	428.914
Compra de bienes y servicios	7.449.750
Bienes de consumo	4.138.442
Servicios no personales	3.311.308

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
TRANSFERENCIAS Y DONACIONES CORRIENTES	13.955.201
Al sector privado	13.955.201
Transferencias corrientes al sector privado	13.955.201
Directas a personas	13.955.201
Pensiones y otros beneficios asociados	4.159.657
Jubilaciones y otros beneficios asociados	4.997.510
Otras transferencias directas a personas	4.798.034
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**2.386.596**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**2.386.596**
RECURSOS PROPIOS DE CAPITAL	2.386.596
Ahorro en Cuenta Corriente	2.386.596
2.2 GASTOS DE CAPITAL	**2.386.596**
INVERSIÓN REAL DIRECTA	2.386.596
Formación bruta de capital Fijo	2.338.922
Maquinaria, equipos y otros bienes muebles	2.338.922
Bienes intangibles	47.674
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0118

Fondo Nacional para Edificaciones Penitenciarias (FONEP)

FONDO NACIONAL PARA EDIFICACIONES PENITENCIARIAS (FONEP)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El FONEP, como ente del Sistema Penitenciario adscrito al Ministerio del Poder Popular para el Servicio Penitenciario, ha contemplado dentro de sus lineamientos de acción estratégica "El Proyecto de Ampliación, recuperación, dotación y construcción de la infraestructura penitenciaria", el cual está orientado a recuperar, ampliar, mantener y dotar los centros penitenciarios, adecuar nuevas áreas productivas, ampliar, recuperar, construir y mejorar los Centros de Tratamiento Comunitarios y Unidades Técnicas de Apoyo y Coordinadoras Regionales, además de los Centros de Formación Integral de los niños, niñas y adolescentes, para garantizar a los privados y privadas de libertad las condiciones necesarias de habitabilidad para cumplir con los preceptos Constitucionales de la República Bolivariana de Venezuela.

Hechas las consideraciones anteriores y basados en el diagnóstico realizado a nivel nacional por parte de la Gerencia de Construcción, y la Gerencia de Proyectos del FONEP, en el cual se evidenciaron las necesidades y fallas correspondientes a cada una de las instalaciones que no han sido atendidas en su totalidad durante el ejercicio fiscal correspondiente al año 2011, lo cual responde al histórico e ineludible compromiso asumido por el Gobierno Nacional de avanzar y profundizar en el desarrollo del Proyecto del Socialismo Bolivariano.

Razón por la cual, el Fondo Nacional para Edificaciones Penitenciarias (FONEP), ha planteado un proyecto con una duración de un año (1), para orientar sus propuestas de acción al mejoramiento de las condiciones físicas, operativas y asistenciales de los Centros Penitenciarios a nivel nacional a objeto de generar ambientes idóneos para la reeducación de las personas privadas de libertad, entendiendo que con ello se contribuirá a la formación de una sociedad más solidaria y definitivamente más justa, orientados a satisfacer los requerimientos del régimen penitenciario y las necesidades de la población privada de libertad, minimizando el impacto negativo que inevitablemente produce la privación de libertad generando lugares dignos de humanización para cumplir la condena, cumpliendo así con las directrices estratégicas del Estado Venezolano.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**206.627.700**
INGRESOS CORRIENTES ORDINARIOS	206.627.700
TRANSFERENCIAS CORRIENTES	206.627.700
Transferencias corrientes del sector público	206.627.700
Transferencias corrientes internas recibidas del sector público	206.627.700
De la República	206.627.700
INGRESOS DE CAPITAL	**789.916**
RECURSOS PROPIOS DE CAPITAL	789.916
Incremento de la depreciación y amortización acumuladas	789.916
TOTAL RECURSOS	**207.417.616**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**42.444.079**
GASTOS DE CONSUMO	28.239.495
Remuneraciones	22.340.021
Sueldos, salarios y otras retribuciones	9.118.638
Beneficios y complementos de sueldos y salarios	4.143.350
Aportes patronales	1.163.739
Prestaciones sociales y otras indemnizaciones	1.783.839
Asistencia socioeconómica	6.005.555
Otros gastos de personal	124.900
Compra de bienes y servicios	4.377.602
Bienes de consumo	1.633.188
Servicios no personales	2.744.414
Impuestos indirectos	731.956
Depreciación y amortización	789.916
TRANSFERENCIAS Y DONACIONES CORRIENTES	14.204.584
Al sector privado	976.833
Transferencias corrientes al sector privado	876.833
Directas a personas	876.833
Jubilaciones y otros beneficios asociados	876.833
Donaciones corrientes al sector privado	100.000
Donaciones a personas	100.000
Al sector público	13.227.751
Donaciones corrientes al sector público	13.227.751
A los entes descentralizados sin fines empresariales	13.227.751
GASTOS DE CAPITAL	**164.973.537**
INVERSIÓN REAL DIRECTA	164.973.537
Formación bruta de capital Fijo	164.873.537
Maquinaria, equipos y otros bienes muebles	733.021
Construcciones de bienes de dominio privado	105.374.452

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Producción propia (gastos capitalizables)	58.766.064
Remuneraciones	7.672.500
Sueldos, salarios y otras retribuciones	7.672.500
Compra de bienes y servicios	33.327.000
Bienes de consumo	10.827.000
Servicios no personales	22.500.000
Impuestos indirectos	17.766.564
Bienes intangibles	100.000
TOTAL GASTOS	**207.417.616**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
			Fem.	Masc.	Total					
116228	Ampliación, recuperación, dotación y construcción de la infraestructura penitenciaria	Metro Cuadrado			37.820		177.368.266			177.368.266
	TOTAL						177.368.266			177.368.266

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias de la República	Donaciones de la República	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		22.376.586			22.376.586
02	Gestión Administrativa	789.916	6.006.015			6.795.931
03	Previsión y Protección Social		876.833			876.833
	TOTAL	789.916	29.259.434			30.049.350

CLASIFICACIÓN DEL PERSONAL POR GÉNERO (En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**56**	**45**		**101**	**2.865.200**		**2.865.200**
Directivo	10	9		19	1.076.132		1.076.132
Profesional y Técnico	25	13		38	941.062		941.062
Personal Administrativo	17	15		32	569.328		569.328
Obrero	4	8		12	278.678		278.678
Personal Contratado	**16**	**137**		**153**	**8.109.300**		**8.109.300**
Profesional y Técnico	6	3		9	4.559.977		4.559.977
Personal Administrativo	10	134		144	3.549.323		3.549.323
TOTAL	**72**	**182**		**254**	**10.974.500**		**10.974.500**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO (En Bolívares)

Denominación	N° de Personas			Presupuesto 2012
	F	M	Total	
Jubilado	**5**	**7**	**12**	**876.832**
Obrero	1		1	56.539
Empleado	4	7	11	820.293
TOTAL	**5**	**7**	**12**	**876.832**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	30.012.521
4.02	Materiales, suministros y mercancías	12.460.188
4.03	Servicios no personales	43.742.934
4.04	Activos reales	106.207.473
4.07	Transferencias y donaciones	14.204.584
4.08	Otros gastos	789.916
	TOTAL	**207.417.616**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**206.627.700**
INGRESOS CORRIENTES ORDINARIOS	206.627.700
TRANSFERENCIAS CORRIENTES	206.627.700
Transferencias corrientes del sector público	206.627.700
Transferencias corrientes internas recibidas del sector público	206.627.700
De la República	206.627.700
Recursos Ordinarios	206.627.700
1.2 GASTOS CORRIENTES	**42.444.079**
GASTOS DE CONSUMO	28.239.495
Remuneraciones	22.340.021
Sueldos, salarios y otras retribuciones	9.118.638
Beneficios y complementos de sueldos y salarios	4.143.350
Aportes patronales	1.163.739
Prestaciones sociales y otras indemnizaciones	1.783.839
Asistencia socioeconómica	6.005.555
Otros gastos de personal	124.900
Compra de bienes y servicios	4.377.602
Bienes de consumo	1.633.188
Servicios no personales	2.744.414
Impuestos indirectos	731.956
Depreciación y amortización	789.916
TRANSFERENCIAS Y DONACIONES CORRIENTES	14.204.584
Al sector privado	976.833
Transferencias corrientes al sector privado	876.833
Directas a personas	876.833
Jubilaciones y otros beneficios asociados	876.833
Donaciones corrientes al sector privado	100.000
Donaciones a personas	100.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
Al sector público	13.227.751
Donaciones corrientes al sector público	13.227.751
A los entes descentralizados sin fines empresariales	13.227.751
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**164.183.621**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**164.973.537**
RECURSOS PROPIOS DE CAPITAL	164.973.537
Ahorro en Cuenta Corriente	164.183.621
Incremento de la depreciación y amortización acumuladas	789.916
2.2 GASTOS DE CAPITAL	**164.973.537**
INVERSIÓN REAL DIRECTA	164.973.537
Formación bruta de capital Fijo	164.873.537
Maquinaria, equipos y otros bienes muebles	733.021
Construcciones de bienes de dominio privado	105.374.452
Producción propia (gastos capitalizables)	58.766.064
Remuneraciones	7.672.500
Sueldos, salarios y otras retribuciones	7.672.500
Compra de bienes y servicios	33.327.000
Bienes de consumo	10.827.000
Servicios no personales	22.500.000
Impuestos indirectos	17.766.564
Bienes intangibles	100.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

REPÚBLICA BOLIVARIANA DE VENEZUELA

LEY DE PRESUPUESTO PARA EL EJERCICIO FISCAL 2012

Título IV

E5000

Distrito Capital

TÍTULO IV

DEL DISTRITO CAPITAL

CAPÍTULO I

Presupuesto de Ingresos, Gastos y Operaciones de Financiamiento del Distrito Capital

SECCIÓN PRIMERA

Presupuesto de Ingresos y Fuentes de Financiamiento del Distrito Capital

Artículo 47. La estimación de los Ingresos y Fuentes de Financiamiento del Distrito Capital para el Ejercicio Fiscal 2012, asciende a la cantidad de **TRES MIL DOSCIENTOS TRECE MILLONES QUINIENTOS SESENTA Y SIETE MIL SETECIENTOS SESENTA Y NUEVE BOLÍVARES (Bs. 3.213.567.769)**.

CONCEPTO	BOLÍVARES
INGRESOS CORRIENTES ORDINARIOS	**3.213.567.769**
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.720.030.279
Del sector público	2.720.030.279
Transferencias corrientes internas recibidas del sector público	396.292.526
De la República	396.292.526
Situado y asignaciones legales a Estados y Municipios	2.323.737.753
Del Situado Constitucional	2.323.737.753
Del Situado Estadal	2.323.737.753
OTROS INGRESOS	493.537.490
Otros ingresos ordinarios	493.537.490
TOTAL INGRESOS Y FUENTES DE FINANCIAMIENTO	**3.213.567.769**

SECCIÓN SEGUNDA

Presupuesto de Gastos y Aplicaciones Financieras del Distrito Capital

Artículo 48. Acuérdense los créditos presupuestarios del Distrito Capital para el ejercicio fiscal 2012, por la cantidad de **TRES MIL DOSCIENTOS TRECE MILLONES QUINIENTOS SESENTA Y SIETE MIL SETECIENTOS SESENTA Y NUEVE BOLÍVARES (Bs. 3.213.567.769)**, asignándose a gastos corrientes, gastos de capital y aplicaciones financieras el límite máximo para gastar y cuya distribución interna de carácter informativo, son los montos siguientes:

CONCEPTO	BOLÍVARES
GASTOS CORRIENTES	**2.581.356.028**
GASTOS DE CONSUMO	1.146.938.596
Remuneraciones	646.939.590
Sueldos, salarios y otras retribuciones	182.346.066
Beneficios y complementos de sueldos y salarios	243.227.903
Aportes patronales	33.456.037
Prestaciones sociales y otras indemnizaciones	43.725.934
Asistencia socioeconómica	144.183.650
Compra de Bienes y servicios	499.999.006
Bienes de consumo	115.614.795
Servicios no personales	384.384.211
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.401.595.189
Al sector privado	502.475.581
Transferencias corrientes al sector privado	459.388.311
Directas a personas	459.388.311
Pensiones y otros beneficios asociados	71.458.554
Jubilaciones y otros beneficios asociados	380.329.757
Otras transferencias directas a personas	7.600.000
Donaciones corrientes al sector privado	43.087.270

Donaciones a personas	43.087.270
Al sector público	899.119.608
Transferencias corrientes al sector público	897.437.314
A la República	1.539.036
A los entes descentralizados sin fines empresariales para sus gastos	610.779.589
A entes descentralizados con fines empresariales no petroleros	273.500.000
Al Poder Municipal	11.618.689
Transferencias Corrientes a Consejos Comunales	782.294
Donaciones Corrientes a Consejos Comunales	900.000
OTROS GASTOS CORRIENTES	32.822.243
Otros Gastos Corrientes	32.822.243
GASTOS DE CAPITAL	**537.876.129**
INVERSIÓN REAL DIRECTA	388.476.129
Formación Bruta de Capital Fijo	388.476.129
Maquinaria, equipos y otros bienes muebles	157.406.129
Construcciones de bienes de dominio privado	137.120.000
Construcciones de bienes de dominio público	93.950.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	149.400.000
Al sector público	149.400.000
Donaciones de capital al sector público	53.780.000
A la República	48.780.000
A los entes descentralizados sin fines empresariales	1.000.000
A entes descentralizados con fines empresariales no petroleros	4.000.000
Transferencias de Capital a Consejos Comunales	40.000.000
Donaciones de Capital a Consejos Comunales	55.620.000
APLICACIONES FINANCIERAS	**94.335.612**
DISMINUCIÓN DE PASIVOS	94.335.612
Disminución de cuentas y efectos por pagar	94.335.612

Disminución de cuentas y efectos por pagar a corto plazo	40.623.399
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.006.898
Disminución de aportes patronales y retenciones laborales por pagar	6.435
Disminución cuentas por pagar a proveedores a corto plazo	37.610.066
Disminución de otras cuentas y efectos por pagar	53.712.213
Disminución de obligaciones de ejercicios anteriores	53.712.213
TOTAL GASTOS	**3.213.567.769**

DISTRITO CAPITAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Distrito Capital es una entidad Político-Territorial de la República con territorio, personalidad jurídica y patrimonio propio, con un sistema de gobierno constituido por un órgano ejecutivo, ejercido por un Jefe o Jefa de Gobierno, cuya función legislativa está a cargo de la Asamblea Nacional, tal como lo establecen las disposiciones constitucionales inherentes, y la Ley Especial sobre la Organización y Régimen del Distrito Capital, sancionada y publicada en la Gaceta Oficial de la República Bolivariana de Venezuela N° 39.156 de fecha 13 de abril de 2009. El régimen especial otorgado a esta entidad político territorial, persigue profundizar el desarrollo armónico integral de la ciudad de Caracas, para lograr su humanización.

Entre las competencias destacan: La aplicación de políticas destinadas a prevenir y afrontar las calamidades públicas, desastres naturales y protección del medio ambiente, en coordinación con el Ejecutivo Nacional; la aplicación de políticas, planes, programas, proyectos y actividades destinados a coadyuvar en la organización, aplicación y puesta en práctica de los servicios públicos del Distrito Capital, y ejecución de obras públicas de interés del Distrito Capital, con sujeción a las normas y procedimientos técnicos para obras de ingeniería y urbanismo, establecidos por la Ley y las Ordenanzas respectivas.

En este sentido, para el año 2012 tiene previsto ejecutar un conjunto de acciones que impacten favorablemente en los ciudadanos y ciudadanas que habitan en las 22 parroquias caraqueñas, propiciando su desarrollo psicosocial en las distintas actividades de tipo formativas, laborales, recreativas, culturales, artísticas y familiares; en infraestructura se desarrollarán urbanismos que coadyuven al cumplimiento de los objetivos previstos en el marco de la Gran Misión Venezuela; y se realizarán el mantenimiento y conservación de la vialidad y recuperación de obras patrimoniales, culturales y recreativas que conlleven al buen vivir de la población; así como al fortalecimiento y consolidación de las comunas sociales y las distintas formas de asociaciones socioproductivas existentes, como mecanismo estratégico de fortalecimiento de la gestión Gobierno-Comunidad.

Para el año 2012 el Gobierno del Distrito Capital formuló los siguientes proyectos de inversión, prioritarios y compatibles con su naturaleza y competencias, previstos para apoyar técnica y financieramente la expansión, modernización y competitividad de la estructura productiva y social:

- Identificación y reducción del riesgo de las comunidades del Distrito Capital.
- Impulsar la ejecución de obras para la preservación, consolidación y rehabilitación del equipamiento urbano y servicios públicos.
- Promoción, Formación y Acompañamiento a Comunas del Distrito Capital.
- Promoción y difusión de la gestión del Gobierno del Distrito Capital y sus Entes Adscritos.
- Activación del potencial sociocultural para el desarrollo humano y la liberación con la puesta en uso social de los espacios públicos y edificaciones patrimoniales recuperadas en el Distrito Capital.

- Modernización de la plataforma tecnológica de interconexión del Gobierno del Distrito Capital.
- Fortalecimiento del Órgano de Control Fiscal Interno del GDC, en función del mejoramiento continúo de la gestión de Gobierno.
- Activación e impulso en la atención y fomento de las políticas de inclusión social.
- Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados.

POLÍTICA DE FINANCIAMIENTO

Los recursos presupuestarios del Distrito Capital para el año 2012, se estiman en Bs. 3.213.567.769, cuyas fuentes de financiamiento provienen de:

– Situado Constitucional	Bs.	2.323.737.753
– Ingresos Propios	Bs.	493.537.490
– Otras Fuentes	Bs.	396.292.526

POLÍTICA DE GASTOS

La orientación del gasto, de acuerdo con las políticas adoptadas por el Distrito Capital, queda de la siguiente manera:

– Gastos de personal	Bs.	646.939.590
– Materiales, Suministros y Mercancías	Bs.	115.614.795
– Servicios no personales	Bs.	384.384.211
– Activos Reales	Bs.	388.476.129
– Transferencias y Donaciones	Bs.	1.550.995.189
– Otros Gastos	Bs.	686.565
– Disminución de Pasivos	Bs.	94.335.612
– Rectificaciones al Presupuesto	Bs.	32.135.678

RESUMEN DE PROYECTOS DEL DISTRITO CAPITAL
(En Bolívares)

Código		Denominación	Meta				Fuente de Financiamiento					Presupuesto 2012
			Und. Medida	Cantidad			Recursos Ordinarios				Recursos Extraordinarios	
N.E.	Ppto.			Fem.	Masc.	Total	Ingresos Propios	Situado Constitucional	Cons. Fed. Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
116.334	E50000025000	Identificación y reducción del riesgo de las comunidades del Distrito Capital	Actividad			616		15.000.000				15.000.000
116.327	E50000026000	Impulsar la ejecución de obras para la preservación, consolidación y rehabilitación del equipamiento urbano y servicios públicos.	Obra			120		540.000.000				540.000.000
116.329	E50000027000	Promoción, Formación y Acompañamiento a Comunas del Distrito Capital.	Comunidad Organizada y Participante			46		61.166.446				61.166.446
116.326	E50000028000	Promoción y difusión de la gestión del Gobierno del Distrito Capital y sus Entes Adscritos	Campaña			200		45.000.000				45.000.000
116.324	E50000029000	Activación del potencial sociocultural para el desarrollo humano y la liberación con la puesta en uso social de los espacios públicos y edificaciones patrimoniales recuperadas en el Distrito Capital	Actividad			42		35.000.000				35.000.000
116.330	E50000030000	Modernización de la plataforma tecnológica de interconexión del Gobierno del Distrito Capital	Plataforma tecnológica			1		30.000.000				30.000.000
116.331	E50000031000	Fortalecimiento del Órgano de Control Fiscal Interno del GDC, en función del mejoramiento continuo de la gestión de Gobierno	Actividad			30		300.000				300.000
116.333	E50000033000	Activación e impulso en la atención y fomento de las políticas de inclusión social	Persona			50.000		130.000.000				130.000.000
	E50009999000	Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados	Bolivar			479.881.176		479.881.176				479.881.176
						TOTAL		1.336.347.622				1.336.347.622

RESUMEN DE ACCIONES CENTRALIZADAS DEL DISTRITO CAPITAL
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
E50000001000	Dirección y Coordinación de los Gastos de los Trabajadores		631.462.428				631.462.428
E50000002000	Gestión Administrativa	375.308.911	355.927.703				731.236.614
E50000003000	Previsión y Protección Social	55.495.785			396.292.526		451.788.311
E50000007000	Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres	62.732.794					62.732.794
TOTAL		**493.537.490**	**987.390.131**		**396.292.526**		**1.877.220.147**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Sueldos / Salarios	Compensaciones	Presupuesto 2012
	F	M	V	Total			
Personal Fijo a Tiempo Completo	**2.390**	**1.841**	**537**	**4.768**	**135.812.913**	**7.862.639**	**143.675.552**
Altos Funcionarios y de Elección Popular	1			1	27.780	90.387	118.167
Alto Nivel y de Dirección	35	56	25	116	4.480.796	87.450	4.568.246
Profesional y Técnico	245	139	80	464	14.474.836	372.250	14.847.086
Personal Administrativo	200	156	32	388	13.361.387	279.187	13.640.574
Personal Docente	1.464	850	250	2.564	79.054.870	1.675.125	80.729.995
Obrero	445	640	150	1.235	24.413.244	5.358.240	29.771.484
Personal Contratado	**646**	**607**		**1.253**	**31.040.913**		**31.040.913**
Profesional y Técnico	595	567		1.162	27.710.685		27.710.685
Personal Administrativo	51	40		91	3.330.228		3.330.228
TOTAL	**3.036**	**2.448**	**537**	**6.021**	**166.853.826**	**7.862.639**	**174.716.465**

CLASIFICACIÓN DEL PERSONAL PENSIONADO Y JUBILADO
(En Bolívares)

Denominación	Nº de Personas			Presupuesto 2012
	F	M	Total	
Pensionados	**1.562**	**676**	**2.238**	**71.458.554**
Médicos		6	6	9.108.840
Empleados	1.512	648	2.160	44.907.640
Docentes	50	22	72	17.442.074
Jubilados	**7.144**	**8.630**	**15.774**	**380.329.757**
Médicos	329	356	685	39.380.200
Obreros	2.125	2.597	4.722	109.428.649
Empleados	2.057	4.799	6.856	123.413.377
Docentes	2.633	878	3.511	108.107.531
TOTAL	**8.706**	**9.306**	**18.012**	**451.788.311**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS DEL DISTRITO CAPITAL
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.01	Gastos de personal		646.939.590				646.939.590
4.02	Materiales, suministros y mercancías	25.987.231	89.627.564				115.614.795
4.03	Servicios no personales	14.025.563	370.358.648				384.384.211
4.04	Activos reales	22.720.000	365.756.129				388.476.129
4.07	Transferencias y donaciones	386.394.198	768.308.465		396.292.526		1.550.995.189
4.08	Otros gastos		686.565				686.565
4.11	Disminución de pasivos	12.274.820	82.060.792				94.335.612
4.98	Rectificaciones al presupuesto	32.135.678					32.135.678
	TOTAL	**493.537.490**	**2.323.737.753**		**396.292.526**		**3.213.567.769**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	330.898.413	569.999.865				900.898.278
4.07.01.00.00	Transferencias y donaciones corrientes internas	330.898.413	564.999.865				895.898.278
4.07.01.03.00	Transferencias corrientes internas al sector público	330.898.413	564.999.865				895.898.278
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	330.898.413	279.881.176				610.779.589
	- A0227 Fundación para los Niños, Niñas y Adolescentes del Distrito Capital	20.000.000	10.000.000				30.000.000
	- A0493 Fundación Banda Marcial de Caracas	6.000.000	1.000.000				7.000.000
	- A0494 Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas	28.000.000	60.000.000				88.000.000
	- A0495 Fundación Vivienda del Distrito Capital	24.000.000	100.000.000				124.000.000
	- A1353 Servicio de Administración Tributaria del Distrito Capital (SATDC)	12.898.413	8.881.176				21.779.589
	- A1354 Cuerpo de Bomberos del Gobierno del Distrito Capital	240.000.000	100.000.000				340.000.000
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros		273.500.000				273.500.000
	- A1536 Corporación de Servicios del Distrito Capital, S.A.		273.500.000				273.500.000
4.07.01.03.11	Transferencias corrientes al Poder Municipal		11.618.689				11.618.689
	- E7600 Área Metropolitana de Caracas		11.618.689				11.618.689
4.07.03.00.00	Transferencias y donaciones de capital internas		5.000.000				5.000.000
4.07.03.04.00	Donaciones de capital internas al sector público		5.000.000				5.000.000
4.07.03.04.02	Donaciones de capital a entes descentralizados sin fines empresariales		1.000.000				1.000.000
	- A0494 Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas		1.000.000				1.000.000
4.07.03.04.05	Donaciones de capital a entes descentralizados con fines empresariales no petroleros		4.000.000				4.000.000
	- A1536 Corporación de Servicios del Distrito Capital, S.A.		4.000.000				4.000.000

PROYECTO: COD. N.E: 116334 COD. PPTO: E50000025000 Identificación y reducción del riesgo de las comunidades del Distrito Capital

UNIDAD DE MEDIDA: Actividad

CANTIDAD: Fem.(0) Mas.(0) Total(616)

ASIGNACIÓN PRESUPUESTARIA: 15.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Organizar, articular y coordinar la participación popular con los entes que hacen vida en el Distrito Capital para coadyuvar a la realización de acciones orientadas a la gestión de riesgo

OBJETIVOS ESPECÍFICOS: Sensibilizar, capacitar y dotar a la población del Distrito Capital de insumos y equipos necesarios que garanticen la autoprotección ante eventos adversos

RESULTADO: Comunidades formadas y entes preparados y equipados en materia de autoprotección

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.02	Materiales, suministros y mercancias		994.511				994.511
4.03	Servicios no personales		3.176.101				3.176.101
4.04	Activos reales		4.254.518				4.254.518
4.07	Transferencias y donaciones		6.574.870				6.574.870
	TOTAL		**15.000.000**				**15.000.000**

PROYECTO: COD. N.E: 116327 COD. PPTO: E50000026000 Impulsar la ejecución de obras para la preservación, consolidación y rehabilitación del equipamiento urbano y servicios públicos.

UNIDAD DE MEDIDA: Obra

CANTIDAD: Fem.(0) Mas.(0) Total(120)

ASIGNACIÓN PRESUPUESTARIA: 540.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de una Nueva Geopolítica Nacional

OBJETIVO ESTRATÉGICO: Ejecutar de manera coordinada con los órganos y entes competentes en materia de infraestructura, todas aquellas que coadyuven al buen vivir de la población del Distrito Capital.

OBJETIVOS ESPECÍFICOS: Mejorar el hábitat del Distrito Capital mediante la ejecución de obras de infraestructura en materia de vivienda, vialidad y transporte, espacios de esparcimiento, edificaciones públicas y patrimoniales, con el fin de coadyuvar en el buen vivir de la población que habita en las parroquias y comunidades.

RESULTADO: Viviendas, vialidad y transporte, espacios de esparcimiento, edificaciones públicas y patrimoniales rehabilitadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.02	Materiales, suministros y mercancías		3.000.000				3.000.000
4.03	Servicios no personales		167.140.000				167.140.000
4.04	Activos reales		241.500.000				241.500.000
4.07	Transferencias y donaciones		109.400.000				109.400.000
4.11	Disminución de pasivos		18.960.000				18.960.000
TOTAL			**540.000.000**				**540.000.000**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones		5.000.000				5.000.000
4.07.03.00.00	Transferencias y donaciones de capital internas		5.000.000				5.000.000
4.07.03.04.00	Donaciones de capital internas al sector público		5.000.000				5.000.000
4.07.03.04.02	Donaciones de capital a entes descentralizados sin fines empresariales		1.000.000				1.000.000
	- A0494 Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas		1.000.000				1.000.000
4.07.03.04.05	Donaciones de capital a entes descentralizados con fines empresariales no petroleros		4.000.000				4.000.000
	- A1536 Corporación de Servicios del Distrito Capital, S.A.		4.000.000				4.000.000

PROYECTO: COD. N.E: 116329 COD. PPTO: E50000027000 Promoción, Formación y Acompañamiento a Comunas del Distrito Capital.

UNIDAD DE MEDIDA: Comunidad Organizada y Participante

CANTIDAD: Fem.(0) Mas.(0) Total(46)

ASIGNACIÓN PRESUPUESTARIA: 61.166.446

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Crear las bases para el desarrollo de las Comunas y el Gobierno Comunal para consolidar la organización de la Caracas Socialista.

OBJETIVOS ESPECÍFICOS: Incrementar la participación ciudadana para avanzar en la consolidación y constitución de las Comunas, orientadas a abordar y atender los problemas sociales mediante el autogobierno y la edificación del Estado Comunal

RESULTADO: Comunas Constituidas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.02	Materiales, suministros y mercancías		7.636.620				7.636.620
4.03	Servicios no personales		7.689.674				7.689.674
4.04	Activos reales		1.483.116				1.483.116
4.07	Transferencias y donaciones		44.357.036				44.357.036
	TOTAL		**61.166.446**				**61.166.446**

PROYECTO: COD. N.E: 116326 COD. PPTO: E50000028000 Promoción y difusión de la gestión del Gobierno del Distrito Capital y sus Entes Adscritos

UNIDAD DE MEDIDA: Campaña

CANTIDAD: Fem.(0) Mas.(0) Total(200)

ASIGNACIÓN PRESUPUESTARIA: 45.000.000

DIRECTRIZ ESTRATÉGICA: Profundización de la Democracia Protagónica Revolucionaria

OBJETIVO ESTRATÉGICO: Publicar y divulgar la información institucional de la gestión del Gobierno del Distrito Capital

OBJETIVOS ESPECÍFICOS: Fortalecer y promover la imagen del Gobierno del Distrito Capital a través de la información sobre los logros de gestión

RESULTADO: Campañas institucionales y promoción de la imagen institucional en los diferentes medios de comunicación a través de videos musicales, eventos en vivo, impresos, digitales, etc.

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.01	Gastos de personal		8.000.000				8.000.000
4.02	Materiales, suministros y mercancías		1.490.000				1.490.000
4.03	Servicios no personales		31.860.000				31.860.000
4.04	Activos reales		2.650.000				2.650.000
4.07	Transferencias y donaciones		500.000				500.000
4.08	Otros gastos		500.000				500.000
	TOTAL		**45.000.000**				**45.000.000**

PROYECTO: COD. N.E: 116324 COD. PPTO: E50000029000 Activación del potencial sociocultural para el desarrollo humano y la liberación con la puesta en uso social de los espacios públicos y edificaciones patrimoniales recuperadas en el Distrito Capital

UNIDAD DE MEDIDA: Actividad

CANTIDAD: Fem.(0) Mas.(0) Total(42)

ASIGNACIÓN PRESUPUESTARIA: 35.000.000

DIRECTRIZ ESTRATÉGICA: Construcción de la Suprema Felicidad

OBJETIVO ESTRATÉGICO: Gestionar los temas relacionados con la transformación espiritual y simbólica de nuestra sociedad que se concreta en los espacios como lo cultural, patrimonial, ambientalista y los valores para el encuentro y la convivencia ciudadana.

OBJETIVOS ESPECÍFICOS: Activar el potencial sociocultural en los espacios y edificaciones patrimoniales recuperados en el Distrito Capital para la transformación espiritual y simbólica de nuestra sociedad.

RESULTADO: Ejecución de actividades culturales, ambientales, de identidad caraqueña y valores humanos socialistas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.01	Gastos de personal		9.720.000				9.720.000
4.02	Materiales, suministros y mercancías		3.124.001				3.124.001
4.03	Servicios no personales		12.219.999				12.219.999
4.04	Activos reales		4.686.000				4.686.000
4.07	Transferencias y donaciones		5.250.000				5.250.000
	TOTAL		**35.000.000**				**35.000.000**

PROYECTO:	COD. N.E: 116330 COD. PPTO: E50000030000 Modernización de la plataforma tecnológica de interconexión del Gobierno del Distrito Capital
UNIDAD DE MEDIDA:	Plataforma tecnológica
CANTIDAD:	Fem.(0) Mas.(0) Total(1)
ASIGNACIÓN PRESUPUESTARIA:	30.000.000
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Promover el uso apropiado de las herramientas de tecnologías de información y comunicación por parte de los ciudadanos, comunidades de ciudadanos y emprendedores, para que se conviertan en participes activos en la planificación de políticas públicas y en la satisfacción de sus necesidades en áreas como: salud, educación, política, seguridad, alimentación, entretenimiento y cultura, entre otros.
OBJETIVOS ESPECÍFICOS:	Consolidar la plataforma tecnológica del Gobierno del Distrito Capital y sus entes adscritos, así como la dotación de equipos
RESULTADO:	Estructuras y servicios de comunicación y tecnológicos operativos

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.03	Servicios no personales		7.432.113				7.432.113
4.04	Activos reales		22.567.887				22.567.887
	TOTAL		**30.000.000**				**30.000.000**

PROYECTO:	COD. N.E: 116331 COD. PPTO: E50000031000 Fortalecimiento del Órgano de Control Fiscal Interno del GDC, en función del mejoramiento continuo de la gestión de Gobierno
UNIDAD DE MEDIDA:	Actividad
CANTIDAD:	Fem.(0) Mas.(0) Total(30)
ASIGNACIÓN PRESUPUESTARIA:	300.000
DIRECTRIZ ESTRATÉGICA:	Profundización de la Democracia Protagónica Revolucionaria
OBJETIVO ESTRATÉGICO:	Consolidar y fortalecer el control fiscal del Gobierno del Distrito Capital como parte integrante del Sistema Nacional de Control Fiscal
OBJETIVOS ESPECÍFICOS:	Mejorar los procesos del Gobierno del Distrito Capital y sus entes adscritos, a través del Órgano de Control Fiscal Interno, a objeto de lograr eficacia, eficiencia y transparencia en la gestión de gobierno
RESULTADO:	Actividades de Control Fiscal ejecutadas

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.02	Materiales, suministros y mercancías		47.312				47.312
4.03	Servicios no personales		157.257				157.257
4.04	Activos reales		63.137				63.137
4.07	Transferencias y donaciones		32.294				32.294
	TOTAL		**300.000**				**300.000**

PROYECTO:	COD. N.E: 116333 COD. PPTO: E50000033000 Activación e impulso en la atención y fomento de las políticas de inclusión social
UNIDAD DE MEDIDA:	Persona
CANTIDAD:	Fem.(0) Mas.(0) Total(50.000)
ASIGNACIÓN PRESUPUESTARIA:	130.000.000
DIRECTRIZ ESTRATÉGICA:	Construcción de la Suprema Felicidad
OBJETIVO ESTRATÉGICO:	Crear condiciones para el Buen Vivir atendiendo de manera integral a niños, niñas, adolescentes, jóvenes, adultos y adultas mayores, mujeres y familia en situación de riesgo o vulnerabilidad y personas con algún tipo de discapacidad, en situación de calle o máxima exclusión social como base fundamental de las políticas de inclusión en la construcción del socialismo
OBJETIVOS ESPECÍFICOS:	Promover una atención integral a niños, niñas, adolescentes, jóvenes, adultos y adultas mayores, atletas de alto rendimiento, personas con algún tipo de discapacidad, personas en situación de calle o máxima exclusión social en corresponsabilidad con el Poder Popular que permitan crear las condiciones para el Buen Vivir
RESULTADO:	Atención y asistencia integral a la población vulnerable del Distrito Capital

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.02	Materiales, suministros y mercancías		51.869.774				51.869.774
4.03	Servicios no personales		23.327.985				23.327.985
4.04	Activos reales		17.607.841				17.607.841
4.07	Transferencias y donaciones		37.194.400				37.194.400
TOTAL			**130.000.000**				**130.000.000**

PROYECTO: COD. PPTO: E50009999000 Aportes y Transferencias para Financiar los Proyectos de los Entes Descentralizados

UNIDAD DE MEDIDA: Bolívar

CANTIDAD: Fem.(0) Mas.(0) Total(479.881.176)

ASIGNACIÓN PRESUPUESTARIA: 479.881.176

DIRECTRIZ ESTRATÉGICA: No Aplica

OBJETIVO ESTRATÉGICO: NO DEFINIDO

OBJETIVOS ESPECÍFICOS: NO DEFINIDO

RESULTADO: NO DEFINIDO

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.07	Transferencias y donaciones		479.881.176				479.881.176
	TOTAL		**479.881.176**				**479.881.176**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones		479.881.176				479.881.176
4.07.01.00.00	Transferencias y donaciones corrientes internas		479.881.176				479.881.176
4.07.01.03.00	Transferencias corrientes internas al sector público		479.881.176				479.881.176
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales		279.881.176				279.881.176
	- A0227 Fundación para los Niños, Niñas y Adolescentes del Distrito Capital		10.000.000				10.000.000
	- A0493 Fundación Banda Marcial de Caracas		1.000.000				1.000.000
	- A0494 Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas		60.000.000				60.000.000
	- A0495 Fundación Vivienda del Distrito Capital		100.000.000				100.000.000
	- A1353 Servicio de Administración Tributaria del Distrito Capital (SATDC)		8.881.176				8.881.176
	- A1354 Cuerpo de Bomberos del Gobierno del Distrito Capital		100.000.000				100.000.000
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros		200.000.000				200.000.000
	- A1536 Corporación de Servicios del Distrito Capital, S.A.		200.000.000				200.000.000

ACCIÓN CENTRALIZADA: Dirección y Coordinación de los Gastos de los Trabajadores

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.01	Gastos de personal		629.219.590				629.219.590
4.03	Servicios no personales		2.242.838				2.242.838
	TOTAL		**631.462.428**				**631.462.428**

ACCIÓN CENTRALIZADA: Gestión Administrativa

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.02	Materiales, suministros y mercancías		21.465.346				21.465.346
4.03	Servicios no personales		115.112.681				115.112.681
4.04	Activos reales		70.943.630				70.943.630
4.07	Transferencias y donaciones	330.898.413	85.118.689				416.017.102
4.08	Otros gastos		186.565				186.565
4.11	Disminución de pasivos	12.274.820	63.100.792				75.375.612
4.98	Rectificaciones al presupuesto	32.135.678					32.135.678
	TOTAL	**375.308.911**	**355.927.703**				**731.236.614**

RELACIÓN DE APORTES Y TRANSFERENCIAS AL SECTOR PÚBLICO
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.07.00.00.00	Transferencias y donaciones	330.898.413	85.118.689				416.017.102
4.07.01.00.00	Transferencias y donaciones corrientes internas	330.898.413	85.118.689				416.017.102
4.07.01.03.00	Transferencias corrientes internas al sector público	330.898.413	85.118.689				416.017.102
4.07.01.03.02	Transferencias corrientes a entes descentralizados sin fines empresariales	330.898.413					330.898.413
	- A0227 Fundación para los Niños, Niñas y Adolescentes del Distrito Capital	20.000.000					20.000.000
	- A0493 Fundación Banda Marcial de Caracas	6.000.000					6.000.000
	- A0494 Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas	28.000.000					28.000.000
	- A0495 Fundación Vivienda del Distrito Capital	24.000.000					24.000.000
	- A1353 Servicio de Administración Tributaria del Distrito Capital (SATDC)	12.898.413					12.898.413
	- A1354 Cuerpo de Bomberos del Gobierno del Distrito Capital	240.000.000					240.000.000
4.07.01.03.07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros		73.500.000				73.500.000
	- A1536 Corporación de Servicios del Distrito Capital, S.A.		73.500.000				73.500.000
4.07.01.03.11	Transferencias corrientes al Poder Municipal		11.618.689				11.618.689
	- E7600 Área Metropolitana de Caracas		11.618.689				11.618.689

ACCIÓN CENTRALIZADA: Previsión y Protección Social

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.07	Transferencias y donaciones	55.495.785			396.292.526		451.788.311
TOTAL		55.495.785			396.292.526		451.788.311

ACCIÓN CENTRALIZADA: Protección y atención integral a las familias y personas en los refugios en caso de emergencias o desastres

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Fuente de Financiamiento					Presupuesto 2012
		Recursos Ordinarios				Recursos Extraordinarios	
		Ingresos Propios	Situado Constitucional	Cons.Fed.Gob. Fond.Comp.Intert.	Otras	Otras Fuentes	
4.02	Materiales, suministros y mercancias	25.987.231					25.987.231
4.03	Servicios no personales	14.025.563					14.025.563
4.04	Activos reales	22.720.000					22.720.000
TOTAL		62.732.794					62.732.794

Rectificaciones al Presupuesto del Distrito Capital

RECTIFICACIONES AL PRESUPUESTO

	BOLÍVARES
Para las erogaciones con cargo a esta partida conforme a lo dispuesto en el artículo 32 de las Disposiciones Generales de esta Ley en concordancia con el artículo 53 de la Ley Orgánica de la Administración Financiera del Sector Público.	32.135.678
TOTAL PRESUPUESTO DE GASTOS	**3.213.567.769**

Cuenta Ahorro-Inversión
Financiamiento del Distrito Capital

SECCIÓN TERCERA

Cuenta Ahorro – Inversión – Financiamiento del Distrito Capital

Artículo 49. La cuenta ahorro - inversión - financiamiento del Distrito Capital para el Ejercicio Fiscal 2012, es la siguiente:

Denominación	Presupuesto 2012 (En Bolívares)
1. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**3.213.567.769**
INGRESOS CORRIENTES ORDINARIOS	3.213.567.769
TRANSFERENCIAS CORRIENTES	2.720.030.279
Transferencias corrientes del sector público	2.720.030.279
Transferencias corrientes internas recibidas del sector público	396.292.526
De la República	396.292.526
Situado y asignaciones legales al Poder Estadal y al Poder Municipal	2.323.737.753
Del Situado Constitucional	2.323.737.753
Del Situado Estadal	2.323.737.753
OTROS INGRESOS	493.537.490
Otros ingresos ordinarios	493.537.490
1.2 GASTOS CORRIENTES	**2.581.356.028**
GASTOS DE CONSUMO	1.146.938.596
Remuneraciones	646.939.590
Sueldos, salarios y otras retribuciones	182.346.066
Beneficios y complementos de sueldos y salarios	243.227.903
Aportes patronales	33.456.037
Prestaciones sociales y otras indemnizaciones	43.725.934
Asistencia socioeconómica	144.183.650
Compra de bienes y servicios	499.999.006
Bienes de consumo	115.614.795
Servicios no personales	384.384.211
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.401.595.189
Al sector privado	504.157.875
Transferencias corrientes al sector privado	460.170.605
Directas a personas	459.388.311
Pensiones y otros beneficios asociados	71.458.554
Jubilaciones y otros beneficios asociados	380.329.757
Otras transferencias directas a personas	7.600.000
Transferencias Corrientes a Consejos Comunales	782.294

SECCIÓN TERCERA

Cuenta Ahorro – Inversión – Financiamiento del Distrito Capital

Donaciones corrientes al sector privado	43.987.270
Donaciones a personas	43.087.270
Donaciones Corrientes a Consejos Comunales	900.000
Al sector público	897.437.314
Transferencias corrientes al sector público	897.437.314
A la República	1.539.036
A los entes descentralizados sin fines empresariales para sus gastos	610.779.589
A entes descentralizados con fines empresariales no petroleros	273.500.000
Al Poder Municipal	11.618.689
Otros gastos corrientes	32.822.243
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**632.211.741**
2. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**632.211.741**
RECURSOS PROPIOS DE CAPITAL	632.211.741
Ahorro en Cuenta Corriente	632.211.741
2.2 GASTOS DE CAPITAL	**537.876.129**
INVERSIÓN REAL DIRECTA	388.476.129
Formación bruta de capital fijo	388.476.129
Maquinaria, equipos y otros bienes muebles	157.406.129
Construcciones de bienes de dominio privado	137.120.000
Construcciones de bienes de dominio público	93.950.000
TRANSFERENCIAS Y DONACIONES DE CAPITAL	149.400.000
Al sector privado	95.620.000
Transferencias de capital al sector privado	40.000.000
A Consejos Comunales	40.000.000
A empresas privadas	40.000.000
Donaciones de capital al sector privado	55.620.000
A Consejos Comunales	55.620.000
Al sector público	53.780.000
Donaciones de capital al sector público	53.780.000
A la República	48.780.000
A los entes descentralizados sin fines empresariales	1.000.000
A entes descentralizados con fines empresariales no petroleros	4.000.000

SECCIÓN TERCERA

Cuenta Ahorro – Inversión – Financiamiento del Distrito Capital

2.3 RESULTADO FINANCIERO : SUPERÁVIT	**94.335.612**
3. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**94.335.612**
SUPERÁVIT FINANCIERO	94.335.612
3.2 APLICACIONES FINANCIERAS	**94.335.612**
DISMINUCIÓN DE PASIVOS	94.335.612
Disminución de cuentas y efectos por pagar	94.335.612
Disminución de cuentas y efectos por pagar a corto plazo	40.623.399
Disminución de sueldos, salarios y otras remuneraciones por pagar	3.006.898
Disminución de aportes patronales y retenciones laborales por pagar	6.435
Disminución cuentas por pagar a proveedores a corto plazo	37.610.066
Disminución de otras cuentas y efectos por pagar	53.712.213
Disminución de obligaciones de ejercicios anteriores	53.712.213

Entes Descentralizados Funcionalmente sin Fines Empresariales del Distrito Capital

CAPÍTULO II

Presupuestos de Ingresos, Gastos y Operaciones de Financiamiento de los Entes Descentralizados Funcionalmente del Distrito Capital, sin Fines Empresariales

Artículo 50. Se aprueba la estimación de los Ingresos y Fuentes de financiamiento y se acuerdan los presupuestos de gastos y aplicaciones financieras de los Entes Descentralizados del Distrito Capital sin Fines Empresariales, que a continuación se señalan:

Distrito Capital

A0227 Fundación para los Niños, Niñas y Adolescentes del Distrito Capital

A0493 Fundación Banda Marcial de Caracas

A0494 Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas

A0495 Fundación Vivienda del Distrito Capital

A1349 Servicio Autónomo Lotería de Caracas

A1353 Servicio de Administración Tributaria del Distrito Capital (SATDC)

A1354 Cuerpo de Bomberos del Gobierno del Distrito Capital

A0227

Fundación para los Niños, Niñas y Adolescentes del Distrito Capital

FUNDACIÓN PARA LOS NIÑOS, NIÑAS Y ADOLESCENTES DEL DISTRITO CAPITAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La fundación tendrá como objetivo fundamental desarrollar programas de carácter social, educativo, asistencial, cultural, ecológico y recreativo para la asistencia y protección de los niños, niñas y adolescentes en el área metropolitana, así mismo promover y apoyar toda iniciativa de concretización y dignificación que conduzca al rescate de los valores éticos y sociales de los niños, niñas y adolescentes en el Distrito Capital.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 30.000.000, provenientes de la fuente de financiamiento siguiente:

– Aporte del Distrito Capital	Bs.	30.000.000

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Diez Millones de Bolívares Exactos (Bs. 10.000.000) y por Acciones Centralizadas, un monto de Veinte Millones de Bolívares Exactos (Bs. 20.000.000); en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de personal	Bs.	15.000.000
– Materiales, suministros y mercancías	Bs.	5.329.000
– Servicios no personales	Bs.	4.515.000
– Activos reales	Bs.	4.156.000
– Transferencias y donaciones	Bs.	1.000.000
Total	**Bs.**	**30.000.000**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ORGANISMO:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución del proyecto siguiente:

- Atención Integral dirigido a niños, niñas y adolescentes del Distrito Capital.

- **RESULTADO ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán en la ejecución del presupuesto 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta corriente: Ahorro	Bs.	4.156.000
– Cuenta capital: Equilibrio	Bs.	0

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**30.000.000**
INGRESOS CORRIENTES ORDINARIOS	30.000.000
TRANSFERENCIAS CORRIENTES	30.000.000
Transferencias corrientes del sector público	30.000.000
Transferencias corrientes internas recibidas del sector público	30.000.000
Del Poder Estadal	30.000.000
TOTAL RECURSOS	**30.000.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**25.844.000**
GASTOS DE CONSUMO	24.844.000
Remuneraciones	15.000.000
Sueldos, salarios y otras retribuciones	5.191.920
Beneficios y complementos de sueldos y salarios	6.542.636
Aportes patronales	1.426.876
Prestaciones sociales y otras indemnizaciones	1.691.672
Asistencia socioeconómica	146.896
Compra de bienes y servicios	9.844.000
Bienes de consumo	5.329.000
Servicios no personales	4.515.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.000.000
Al sector privado	1.000.000
Donaciones corrientes al sector privado	1.000.000
Donaciones a personas	500.000
Donaciones a instituciones sin fines de lucro	500.000
GASTOS DE CAPITAL	**4.156.000**
INVERSIÓN REAL DIRECTA	4.156.000
Formación bruta de capital Fijo	4.156.000
Maquinaria, equipos y otros bienes muebles	4.156.000
TOTAL GASTOS	**30.000.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
			Fem.	Masc.	Total					
116336	Atención Integral dirigido a niños, niñas y adolescentes del Distrito Capital	Niña, Niño, Adolescente y Joven	26.680	16.120	42.800		10.000.000			10.000.000
TOTAL							10.000.000			10.000.000

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
01	Dirección y Coordinación de los Gastos de los Trabajadores		15.296.454			15.296.454
02	Gestión Administrativa		4.703.546			4.703.546
TOTAL			20.000.000			20.000.000

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**207**	**51**	**14**	**272**	**5.172.720**		**5.172.720**
Alto Nivel y de Dirección	1			1	26.280		26.280
Directivo	9	9		18	388.800		388.800
Profesional y Técnico	47	13		60	1.122.000		1.122.000
Personal Administrativo	122	15	10	147	2.780.040		2.780.040
Obrero	28	14	4	46	855.600		855.600
TOTAL	**207**	**51**	**14**	**272**	**5.172.720**		**5.172.720**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	15.000.000
4.02	Materiales, suministros y mercancías	5.329.000
4.03	Servicios no personales	4.515.000
4.04	Activos reales	4.156.000
4.07	Transferencias y donaciones	1.000.000
	TOTAL	**30.000.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**30.000.000**
INGRESOS CORRIENTE ORDINARIO	30.000.000
TRANSFERENCIAS CORRIENTES	30.000.000
Transferencias corrientes del sector público	30.000.000
Transferencias corrientes internas recibidas del sector público	30.000.000
Del Poder Estadal	30.000.000
1.2 GASTOS CORRIENTES	**25.844.000**
GASTOS DE CONSUMO	24.844.000
Remuneraciones	15.000.000
Sueldos, salarios y otras retribuciones	5.191.920
Beneficios y complementos de sueldos y salarios	6.542.636
Aportes patronales	1.426.876
Prestaciones sociales y otras indemnizaciones	1.691.672
Asistencia socioeconómica	146.896
Compra de bienes y servicios	9.844.000
Bienes de consumo	5.329.000
Servicios no personales	4.515.000
TRANSFERENCIAS Y DONACIONES CORRIENTES	1.000.000
Al sector privado	1.000.000
Donaciones corrientes al sector privado	1.000.000
Donaciones a personas	500.000
Donaciones a instituciones sin fines de lucro	500.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**4.156.000**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**4.156.000**
RECURSOS PROPIOS DE CAPITAL	4.156.000
Ahorro en Cuenta Corriente	4.156.000

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**4.156.000**
INVERSIÓN REAL DIRECTA	4.156.000
Formación bruta de capital Fijo	4.156.000
Maquinaria, equipos y otros bienes muebles	4.156.000
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0493

Fundación Banda Marcial de Caracas

FUNDACIÓN BANDA MARCIAL DE CARACAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Banda Marcial de Caracas tiene como misión producir espectáculos que sirvan para difundir y proyectar la música venezolana folclórica y popular, presentados en diferentes escenarios y especialmente dirigidos a los sectores más desposeídos del Distrito Capital.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 7.000.000, provenientes de la fuente de financiamiento siguiente:

– Aporte del Distrito Capital	Bs.	7.000.000

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Un Millón de Bolívares Exactos (Bs. 1.000.000), y por Acciones Centralizadas, un monto de Seis Millones de Bolívares Exactos (Bs. 6.000.000); en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de personal	Bs.	5.940.732
– Materiales, suministros y mercancías	Bs.	235.320
– Servicios no personales	Bs.	546.242
– Activos reales	Bs.	277.706
Total	**Bs.**	**7.000.000**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución del proyecto siguiente:

- Promocionar y Divulgar el Acervo Musical Caraqueño, Nacional y Universal.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán en la ejecución del presupuesto 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta corriente: Ahorro	Bs.	277.706
– Cuenta capital: Equilibrio	Bs.	0

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**7.000.000**
INGRESOS CORRIENTES ORDINARIOS	7.000.000
TRANSFERENCIAS CORRIENTES	7.000.000
Transferencias corrientes del sector público	7.000.000
Transferencias corrientes internas recibidas del sector público	7.000.000
Del Poder Estadal	7.000.000
TOTAL RECURSOS	**7.000.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**6.722.294**
GASTOS DE CONSUMO	6.722.294
Remuneraciones	5.940.732
Sueldos, salarios y otras retribuciones	2.985.016
Beneficios y complementos de sueldos y salarios	1.792.072
Aportes patronales	424.811
Prestaciones sociales y otras indemnizaciones	304.765
Asistencia socioeconómica	422.068
Otros gastos de personal	12.000
Compra de bienes y servicios	781.562
Bienes de consumo	235.320
Servicios no personales	546.242
GASTOS DE CAPITAL	**277.706**
INVERSIÓN REAL DIRECTA	277.706
Formación bruta de capital Fijo	277.706
Maquinaria, equipos y otros bienes muebles	277.706
TOTAL GASTOS	**7.000.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
			Fem.	Masc.	Total					
116337	Promocionar y Divulgar el Acervo Musical Caraqueño, Nacional y Universal	Servicio			245		1.000.000			1.000.000
TOTAL							**1.000.000**			**1.000.000**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
01	Dirección y Coordinación de los Gastos de los Trabajadores		6.000.000			6.000.000
TOTAL			**6.000.000**			**6.000.000**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	Nº de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**16**	**65**	**13**	**94**	**2.789.016**		**2.789.016**
Alto Nivel y de Dirección			1	1	25.560		25.560
Directivo	1	2		3	74.520		74.520
Profesional y Técnico	9	56	8	73	2.294.400		2.294.400
Personal Administrativo	6	7	4	17	394.536		394.536
Personal Contratado			**5**	**5**	**96.000**		**96.000**
Profesional y Técnico			5	5	96.000		96.000
TOTAL	**16**	**65**	**18**	**99**	**2.885.016**		**2.885.016**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	5.940.732
4.02	Materiales, suministros y mercancías	235.320
4.03	Servicios no personales	546.242
4.04	Activos reales	277.706
	TOTAL	**7.000.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**7.000.000**
INGRESOS CORRIENTE ORDINARIO	7.000.000
TRANSFERENCIAS CORRIENTES	7.000.000
Transferencias corrientes del sector público	7.000.000
Transferencias corrientes internas recibidas del sector público	7.000.000
Del Poder Estadal	7.000.000
1.2 GASTOS CORRIENTES	**6.722.294**
GASTOS DE CONSUMO	6.722.294
Remuneraciones	5.940.732
Sueldos, salarios y otras retribuciones	2.985.016
Beneficios y complementos de sueldos y salarios	1.792.072
Aportes patronales	424.811
Prestaciones sociales y otras indemnizaciones	304.765
Asistencia socioeconómica	422.068
Otros gastos de personal	12.000
Compra de bienes y servicios	781.562
Bienes de consumo	235.320
Servicios no personales	546.242
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**277.706**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**277.706**
RECURSOS PROPIOS DE CAPITAL	277.706
Ahorro en Cuenta Corriente	277.706
2.2 GASTOS DE CAPITAL	**277.706**
INVERSIÓN REAL DIRECTA	277.706
Formación bruta de capital Fijo	277.706
Maquinaria, equipos y otros bienes muebles	277.706
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0494

Fundación para el Desarrollo Endógeno Comunal Agroalimentario Fundeca Yerba Caracas

FUNDACIÓN PARA EL DESARROLLO ENDÓGENO COMUNAL AGROALIMENTARIO FUNDECA YERBA CARACAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

Esta Fundación tiene por objeto garantizar el desarrollo del sistema de almacenamiento y distribución de alimentos estratégicos para el Distrito Capital, que permite la autonomía, administración, control y racionamiento en condiciones normales y de contingencia, de alimentos para niños, niñas y adolescentes, así como para los adultos mayores y discapacitados. Esto es posible a través de la puesta en servicio de los centros bolivarianos de acopio que se distribuyen a lo largo del territorio de la ciudad capital.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 88.000.000, provenientes de la fuente de financiamiento siguiente:

– Aporte del Distrito Capital	Bs.	88.000.000

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Sesenta Millones de Bolívares Exactos (Bs. 60.000.000), y por Acciones Centralizadas, un monto de Veintiocho Millones Bolívares Exactos (Bs. 28.000.000); en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de personal	Bs.	25.119.485
– Materiales, suministros y mercancías	Bs.	51.814.481
– Servicios no personales	Bs.	7.683.815
– Activos reales	Bs.	3.382.219
Total	**Bs.**	**88.000.000**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución del proyecto siguiente:

- Programa integral de alimentación revolucionaria (PIAR)

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital, arrojarán en la ejecución del presupuesto 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta corriente: Ahorro	Bs.	3.382.219
– Cuenta capital: Equilibrio	Bs.	0

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**88.000.000**
INGRESOS CORRIENTES ORDINARIOS	88.000.000
TRANSFERENCIAS CORRIENTES	88.000.000
Transferencias corrientes del sector público	88.000.000
Transferencias corrientes internas recibidas del sector público	88.000.000
Del Poder Estadal	88.000.000
TOTAL RECURSOS	**88.000.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS (En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**84.617.781**
GASTOS DE CONSUMO	84.617.781
Remuneraciones	25.119.485
Sueldos, salarios y otras retribuciones	8.319.007
Beneficios y complementos de sueldos y salarios	11.576.602
Aportes patronales	1.180.813
Prestaciones sociales y otras indemnizaciones	584.579
Asistencia socioeconómica	3.458.484
Compra de bienes y servicios	53.180.274
Bienes de consumo	51.814.481
Servicios no personales	1.365.793
Impuestos indirectos	6.318.022
GASTOS DE CAPITAL	**3.382.219**
INVERSIÓN REAL DIRECTA	3.382.219
Formación bruta de capital Fijo	3.382.219
Maquinaria, equipos y otros bienes muebles	3.382.219
TOTAL GASTOS	**88.000.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
			Fem.	Masc.	Total					
116321	Programa integral de alimentación revolucionaria (PIAR)	Tonelada			1.500		60.000.000			60.000.000
TOTAL							**60.000.000**			**60.000.000**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
01	Dirección y Coordinación de los Gastos de los Trabajadores		25.119.485			25.119.485
02	Gestión Administrativa		2.880.515			2.880.515
TOTAL			**28.000.000**			**28.000.000**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**59**	**139**		**198**	**8.307.007**		**8.307.007**
Alto Nivel y de Dirección		1		1	75.000		75.000
Directivo	10	14		24	1.159.620		1.159.620
Profesional y Técnico	20	30		50	3.586.807		3.586.807
Personal Administrativo	19	21		40	1.339.232		1.339.232
Obrero	10	73		83	2.146.348		2.146.348
TOTAL	**59**	**139**		**198**	**8.307.007**		**8.307.007**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	25.119.485
4.02	Materiales, suministros y mercancías	51.814.481
4.03	Servicios no personales	7.683.815
4.04	Activos reales	3.382.219
	TOTAL	**88.000.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**88.000.000**
INGRESOS CORRIENTE ORDINARIO	88.000.000
TRANSFERENCIAS CORRIENTES	88.000.000
Transferencias corrientes del sector público	88.000.000
Transferencias corrientes internas recibidas del sector público	88.000.000
Del Poder Estadal	88.000.000
1.2 GASTOS CORRIENTES	**84.617.781**
GASTOS DE CONSUMO	84.617.781
Remuneraciones	25.119.485
Sueldos, salarios y otras retribuciones	8.319.007
Beneficios y complementos de sueldos y salarios	11.576.602
Aportes patronales	1.180.813
Prestaciones sociales y otras indemnizaciones	584.579
Asistencia socioeconómica	3.458.484
Compra de bienes y servicios	53.180.274
Bienes de consumo	51.814.481
Servicios no personales	1.365.793
Impuestos indirectos	6.318.022
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.382.219**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.382.219**
RECURSOS PROPIOS DE CAPITAL	3.382.219
Ahorro en Cuenta Corriente	3.382.219
2.2 GASTOS DE CAPITAL	**3.382.219**
INVERSIÓN REAL DIRECTA	3.382.219
Formación bruta de capital Fijo	3.382.219
Maquinaria, equipos y otros bienes muebles	3.382.219
2.3 RESULTADO FINANCIERO : EQUILIBRIO	**0**

A0495

Fundación Vivienda del Distrito Capital

FUNDACIÓN VIVIENDA DEL DISTRITO CAPITAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

La Fundación Vivienda del Distrito Capital, tiene por objeto promover, diseñar y ejecutar proyectos y programas, que contribuyan al logro de mayores niveles de desarrollo y bienestar de la población de menores ingresos en la ciudad capital, a través de la ejecución de viviendas y mejoramiento del hábitat, contando para ello con la participación de las comunidades organizadas, en la búsqueda de una mejor calidad de vida.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para la Fundación en el año 2012, se estiman en Bs. 124.000.000, provenientes de la fuente de financiamiento siguiente:

– Aporte del Distrito Capital	Bs.	124.000.000

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, la Fundación presenta una estructura de gastos por Proyectos que demanda la cantidad de Cien Millones de Bolívares Exactos (Bs. 100.000.000), y por Acciones Centralizadas, un monto de Veinticuatro Millones Bolívares Exactos (Bs. 24.000.000); en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de personal	Bs.	20.295.519
– Materiales, suministros y mercancías	Bs.	1.043.600
– Servicios no personales	Bs.	47.283.363
– Activos reales	Bs.	17.124.368
– Transferencias y donaciones	Bs.	38.250.150
– Disminución de pasivos	Bs.	3.000
Total	**Bs.**	**124.000.000**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados a la Fundación en el ejercicio presupuestario 2012, se orientarán a la ejecución del proyecto siguiente:

- Construcción, sustitución y mejoras de viviendas para familias de escasos recursos del Distrito Capital.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital de la Fundación, arrojarán en la ejecución del presupuesto 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta corriente: Ahorro	Bs.	52.657.468
– Cuenta capital: Superávit	Bs.	3.000

- **CUENTAS FINANCIERAS:**

El superávit resultante de la cuenta capital por un monto de Bs. 3.000, permitirá el financiamiento de las aplicaciones financieras destinadas a la cancelación de pasivos por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**124.000.000**
INGRESOS CORRIENTES ORDINARIOS	124.000.000
TRANSFERENCIAS CORRIENTES	124.000.000
Transferencias corrientes del sector público	124.000.000
Transferencias corrientes internas recibidas del sector público	124.000.000
Del Poder Estadal	124.000.000
TOTAL RECURSOS	**124.000.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**71.342.532**
GASTOS DE CONSUMO	68.622.482
Remuneraciones	20.295.519
Sueldos, salarios y otras retribuciones	6.587.423
Beneficios y complementos de sueldos y salarios	4.708.564
Aportes patronales	1.132.440
Prestaciones sociales y otras indemnizaciones	458.784
Asistencia socioeconómica	773.383
Otros gastos de personal	6.634.925
Compra de bienes y servicios	41.210.811
Bienes de consumo	1.043.600
Servicios no personales	40.167.211
Impuestos indirectos	7.116.152

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.720.050
Al sector privado	2.720.050
Donaciones corrientes al sector privado	2.720.050
Donaciones a personas	2.720.050
GASTOS DE CAPITAL	**52.654.468**
INVERSIÓN REAL DIRECTA	17.124.368
Formación bruta de capital Fijo	17.124.368
Edificios e instalaciones	1.000
Maquinaria, equipos y otros bienes muebles	451.550
Construcciones de bienes de dominio privado	16.671.818
TRANSFERENCIAS Y DONACIONES DE CAPITAL	35.530.100
Al sector privado	35.530.100
Donaciones de capital al sector privado	35.530.100
A personas	35.530.100
APLICACIONES FINANCIERAS	**3.000**
DISMINUCIÓN DE PASIVOS	3.000
Disminución de cuentas y efectos por pagar	3.000
Disminución de cuentas y efectos por pagar a corto plazo	3.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.000
Disminución cuentas por pagar a proveedores a corto Plazo	2.000
TOTAL GASTOS	**124.000.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
			Fem.	Masc.	Total					
116320	Construcción, sustitución y mejoras de viviendas para familias de escasos recursos del Distrito Capital	Persona Atendida			41.600		100.000.000			100.000.000
TOTAL							**100.000.000**			**100.000.000**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
01	Dirección y Coordinación de los Gastos de los Trabajadores		20.404.519			20.404.519
02	Gestión Administrativa		3.595.481			3.595.481
TOTAL			**24.000.000**			**24.000.000**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**80**	**72**	**19**	**171**	**5.821.944**		**5.821.944**
Altos Funcionarios y de Elección Popular		1		1	26.280		26.280
Personal Administrativo	74	46	15	135	4.785.864		4.785.864
Obrero	6	25	4	35	1.009.800		1.009.800
Personal Contratado	**2**	**2**		**4**	**165.480**		**165.480**
Profesional y Técnico	2	2		4	165.480		165.480
TOTAL	**82**	**74**	**19**	**175**	**5.987.424**		**5.987.424**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	20.295.519
4.02	Materiales, suministros y mercancías	1.043.600
4.03	Servicios no personales	47.283.363
4.04	Activos reales	17.124.368
4.07	Transferencias y donaciones	38.250.150
4.11	Disminución de pasivos	3.000
	TOTAL	**124.000.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**124.000.000**
INGRESOS CORRIENTE ORDINARIO	124.000.000
TRANSFERENCIAS CORRIENTES	124.000.000
Transferencias corrientes del sector público	124.000.000
Transferencias corrientes internas recibidas del sector público	124.000.000
Del Poder Estadal	124.000.000
1.2 GASTOS CORRIENTES	**71.342.532**
GASTOS DE CONSUMO	68.622.482
Remuneraciones	20.295.519
Sueldos, salarios y otras retribuciones	6.587.423
Beneficios y complementos de sueldos y salarios	4.708.564
Aportes patronales	1.132.440
Prestaciones sociales y otras indemnizaciones	458.784
Asistencia socioeconómica	773.383
Otros gastos de personal	6.634.925
Compra de bienes y servicios	41.210.811
Bienes de consumo	1.043.600
Servicios no personales	40.167.211
Impuestos indirectos	7.116.152
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.720.050
Al sector privado	2.720.050
Donaciones corrientes al sector privado	2.720.050
Donaciones a personas	2.720.050
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**52.657.468**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**52.657.468**
RECURSOS PROPIOS DE CAPITAL	52.657.468
Ahorro en Cuenta Corriente	52.657.468

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**52.654.468**
INVERSIÓN REAL DIRECTA	17.124.368
Formación bruta de capital Fijo	17.124.368
Edificios e instalaciones	1.000
Maquinaria, equipos y otros bienes muebles	451.550
Construcciones de bienes de dominio privado	16.671.818
TRANSFERENCIAS Y DONACIONES DE CAPITAL	35.530.100
Al sector privado	35.530.100
Donaciones de capital al sector privado	35.530.100
A personas	35.530.100
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**3.000**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**3.000**
SUPERÁVIT FINANCIERO	3.000
3.2 APLICACIONES FINANCIERAS	**3.000**
DISMINUCIÓN DE PASIVOS	3.000
Disminución de cuentas y efectos por pagar	3.000
Disminución de cuentas y efectos por pagar a corto plazo	3.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.000
Disminución cuentas por pagar a proveedores a corto plazo	2.000

A1349

Servicio Autónomo Lotería de Caracas

SERVICIO AUTÓNOMO LOTERÍA DE CARACAS

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Servicio Autónomo Lotería de Caracas, tiene por objeto recaudar recursos provenientes de la explotación de juegos de lotería bien que la actividad se realice de forma directa o a través de terceros, a objeto de financiar la asistencia social principalmente en materia de salud, deporte, cultura y recreación, de acuerdo con las demandas que presenten las personas necesitadas u organismos de atención social sin fines empresariales, de acuerdo con las líneas que defina conjuntamente con el Gobierno del Distrito Capital, ayudando así a cubrir de manera activa y efectiva las necesidades presentes en la población que hace vida en el territorio nacional, principalmente en las áreas antes señaladas.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para el Servicio Autónomo Lotería de Caracas en el año 2012, se estiman en Bs. 5.500.000, provenientes de la fuente de financiamiento siguiente:

– Recursos propios	Bs.	5.500.000

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, el Ente presenta una estructura de gastos por Proyectos que demanda la cantidad de Dos Millones Trescientos Un Mil Setecientos Sesenta Bolívares Exactos (Bs. 2.301.760), y por Acciones Centralizadas, un monto de Tres Millones Ciento Noventa y Ocho Mil Doscientos Cuarenta Bolívares Exactos (Bs. 3.198.240); en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de personal	Bs.	2.327.063
– Materiales, suministros y mercancías	Bs.	52.302
– Servicios no personales	Bs.	699.673
– Activos reales	Bs.	3.000
– Transferencias y donaciones	Bs.	2.411.760
– Disminución de pasivos	Bs.	6.202
Total	**Bs.**	**5.500.000**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ENTE:**

Las acciones a realizar, así como los recursos asignados al Ente en el ejercicio presupuestario 2012, se orientarán a la ejecución del proyecto siguiente:

- Beneficencia pública y asistencia social a personas e instituciones.

- **RESULTADO ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital del Servicio Autónomo Lotería de Caracas, arrojarán en la ejecución del presupuesto 2012, como resultados económico y financiero, los siguientes:

– Cuenta corriente: Ahorro	Bs.	9.202
– Cuenta capital: Superávit	Bs.	6.202

- **CUENTAS FINANCIERAS:**

El superávit resultante de la cuenta capital por un monto de Bs. 6.202, permitirá el financiamiento de las aplicaciones financieras destinadas a la cancelación de pasivos por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**5.500.000**
INGRESOS CORRIENTES ORDINARIOS	5.500.000
INGRESOS DE OPERACIÓN	5.500.000
Otros ingresos de operación	5.500.000
TOTAL RECURSOS	**5.500.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**5.490.798**
GASTOS DE CONSUMO	3.079.038
Remuneraciones	2.327.063
Sueldos, salarios y otras retribuciones	573.624
Beneficios y complementos de sueldos y salarios	533.695
Aportes patronales	173.726
Prestaciones sociales y otras indemnizaciones	245.392
Asistencia socioeconómica	79.246
Otros gastos de personal	721.380
Compra de bienes y servicios	751.975
Bienes de consumo	52.302
Servicios no personales	699.673
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.411.760
Al sector privado	2.251.760
Transferencias corrientes al sector privado	50.000
Otras transferencias corrientes internas al sector privado	50.000
Donaciones corrientes al sector privado	2.201.760
Donaciones a personas	2.201.760
Al sector público	160.000
Transferencias corrientes al sector público	160.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
A los entes descentralizados sin fines empresariales para sus gastos	110.000
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	50.000
GASTOS DE CAPITAL	**3.000**
INVERSIÓN REAL DIRECTA	3.000
Formación bruta de capital Fijo	3.000
Maquinaria, equipos y otros bienes muebles	3.000
APLICACIONES FINANCIERAS	**6.202**
DISMINUCIÓN DE PASIVOS	6.202
Disminución de cuentas y efectos por pagar	6.202
Disminución de cuentas y efectos por pagar a corto plazo	6.202
Disminución de sueldos, salarios y otras remuneraciones por pagar	6.202
TOTAL GASTOS	**5.500.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
			Fem.	Masc.	Total					
116328	Beneficencia pública y asistencia social a personas e instituciones	Persona			1.400	2.301.760				2.301.760
TOTAL						2.301.760				2.301.760

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
01	Dirección y Coordinación de los Gastos de los Trabajadores	2.327.350				2.327.350
02	Gestión Administrativa	870.890				870.890
TOTAL		3.198.240				3.198.240

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**11**	**8**	**4**	**23**	**562.824**		**562.824**
Directivo	1			1	25.560		25.560
Profesional y Técnico	6	3	3	12	306.864		306.864
Personal Administrativo	3	1	1	5	111.480		111.480
Obrero	1	4		5	118.920		118.920
Personal Contratado			**1**	**1**	**10.800**		**10.800**
Personal Administrativo			1	1	10.800		10.800
TOTAL	**11**	**8**	**5**	**24**	**573.624**		**573.624**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	2.327.063
4.02	Materiales, suministros y mercancías	52.302
4.03	Servicios no personales	699.673
4.04	Activos reales	3.000
4.07	Transferencias y donaciones	2.411.760
4.11	Disminución de pasivos	6.202
	TOTAL	**5.500.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**5.500.000**
INGRESOS CORRIENTE ORDINARIO	5.500.000
INGRESOS DE OPERACIÓN	5.500.000
Otros ingresos de operación	5.500.000
1.2 GASTOS CORRIENTES	**5.490.798**
GASTOS DE CONSUMO	3.079.038
Remuneraciones	2.327.063
Sueldos, salarios y otras retribuciones	573.624
Beneficios y complementos de sueldos y salarios	533.695
Aportes patronales	173.726
Prestaciones sociales y otras indemnizaciones	245.392
Asistencia socioeconómica	79.246
Otros gastos de personal	721.380
Compra de bienes y servicios	751.975
Bienes de consumo	52.302
Servicios no personales	699.673
TRANSFERENCIAS Y DONACIONES CORRIENTES	2.411.760
Al sector privado	2.251.760
Transferencias corrientes al sector privado	50.000
Otras transferencias corrientes internas al sector privado	50.000
Donaciones corrientes al sector privado	2.201.760
Donaciones a personas	2.201.760
Al sector público	160.000
Transferencias corrientes al sector público	160.000
A los entes descentralizados sin fines empresariales para sus gastos	110.000
A los entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	50.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**9.202**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**9.202**
RECURSOS PROPIOS DE CAPITAL	9.202
Ahorro en Cuenta Corriente	9.202
2.2 GASTOS DE CAPITAL	**3.000**
INVERSIÓN REAL DIRECTA	3.000
Formación bruta de capital Fijo	3.000
Maquinaria, equipos y otros bienes muebles	3.000
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**6.202**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**6.202**
SUPERÁVIT FINANCIERO	6.202
3.2 APLICACIONES FINANCIERAS	**6.202**
DISMINUCIÓN DE PASIVOS	6.202
Disminución de cuentas y efectos por pagar	6.202
Disminución de cuentas y efectos por pagar a corto plazo	6.202
Disminución de sueldos, salarios y otras remuneraciones por pagar	6.202

A1353

Servicio de Administración Tributaria del Distrito Capital (SATDC)

SERVICIO DE ADMINISTRACIÓN TRIBUTARIA DEL DISTRITO CAPITAL (SATDC)

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

EL Servicio de Administración Tributaria del Distrito Capital, tiene como objetivo la recaudación, organización y control de los tributos en el marco de las leyes vigentes relativas a la materia, de manera de contribuir con el financiamiento de las políticas sociales formuladas por el Distrito Capital, para orientar su gestión en el cumplimiento de las competencias asignadas en las leyes.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para el Servicio de Administración Tributaria del Distrito Capital en el año 2012, se estiman en Bs. 21.779.589, provenientes de la fuente de financiamiento siguiente:

– Aporte del Distrito Capital	Bs.	21.779.589

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, el órgano presenta una estructura de gastos por Proyectos que demanda la cantidad de Ocho Millones Ochocientos Ochenta y Un Mil Ciento Setenta y Seis Bolívares Exactos (Bs. 8.881.176), y por Acciones Centralizadas, un monto de Doce Millones Ochocientos Noventa y Ocho Mil Cuatrocientos Trece Bolívares Exactos (Bs. 12.898.413); en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de personal	Bs.	12.898.413
– Materiales, suministros y mercancías	Bs.	2.337.981
– Servicios no personales	Bs.	2.663.769
– Activos reales	Bs.	3.778.986
– Disminución de pasivos	Bs.	100.440
Total	**Bs.**	**21.779.589**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ÓRGANO:**

Las acciones a realizar, así como los recursos asignados al órgano en el ejercicio presupuestario 2012, se orientarán a la ejecución del proyecto siguiente:

- Fortalecimiento para el crecimiento de la Recaudación de Tributos del Distrito Capital.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital del órgano, arrojarán en la ejecución del presupuesto 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta corriente: Ahorro	Bs.	3.879.426
– Cuenta capital: Superávit	Bs.	100.440

- **CUENTAS FINANCIERAS:**

El superávit resultante de la cuenta capital por un monto de Bs. 100.440, permitirá el financiamiento de las aplicaciones financieras destinadas a la cancelación de pasivos por ese mismo monto.

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**21.779.589**
INGRESOS CORRIENTES ORDINARIOS	21.779.589
TRANSFERENCIAS CORRIENTES	21.779.589
Transferencias corrientes del sector público	21.779.589
Transferencias corrientes internas recibidas del sector público	21.779.589
Del Poder Estadal	21.779.589
TOTAL RECURSOS	**21.779.589**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**17.900.163**
GASTOS DE CONSUMO	17.900.163
Remuneraciones	12.898.413
Sueldos, salarios y otras retribuciones	2.853.264
Beneficios y complementos de sueldos y salarios	6.118.920
Aportes patronales	1.005.121
Prestaciones sociales y otras indemnizaciones	1.292.593
Asistencia socioeconómica	1.628.515
Compra de bienes y servicios	5.001.750
Bienes de consumo	2.337.981
Servicios no personales	2.663.769
GASTOS DE CAPITAL	**3.778.986**
INVERSIÓN REAL DIRECTA	3.778.986
Formación bruta de capital Fijo	3.778.986
Maquinaria, equipos y otros bienes muebles	3.778.986
APLICACIONES FINANCIERAS	**100.440**
DISMINUCIÓN DE PASIVOS	100.440
Disminución de otros pasivos	100.440
Disminución de otros pasivos a mediano y largo plazo	100.440
TOTAL GASTOS	**21.779.589**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
			Fem.	Masc.	Total					
116339	Fortalecimiento para el crecimiento de la Recaudación de Tributos del Distrito Capital	Ciudadano (a)	250.000	245.000	495.000		8.881.176			8.881.176
TOTAL							8.881.176			8.881.176

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras	
01	Dirección y Coordinación de los Gastos de los Trabajadores		12.898.413			12.898.413
TOTAL			12.898.413			12.898.413

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**50**	**43**	**8**	**101**	**2.571.264**		**2.571.264**
Alto Nivel y de Dirección		1		1	26.280		26.280
Directivo	4	7	4	15	375.480		375.480
Profesional y Técnico	29	21	4	54	1.471.344		1.471.344
Personal Administrativo	14	12		26	605.160		605.160
Obrero	3	2		5	93.000		93.000
Personal Contratado	**1**	**1**	**3**	**5**	**282.000**		**282.000**
Profesional y Técnico	1	1	3	5	282.000		282.000
TOTAL	**51**	**44**	**11**	**106**	**2.853.264**		**2.853.264**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	12.898.413
4.02	Materiales, suministros y mercancías	2.337.981
4.03	Servicios no personales	2.663.769
4.04	Activos reales	3.778.986
4.11	Disminución de pasivos	100.440
	TOTAL	**21.779.589**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**21.779.589**
INGRESOS CORRIENTE ORDINARIO	21.779.589
TRANSFERENCIAS CORRIENTES	21.779.589
Transferencias corrientes del sector público	21.779.589
Transferencias corrientes internas recibidas del sector público	21.779.589
Del Poder Estadal	21.779.589
1.2 GASTOS CORRIENTES	**17.900.163**
GASTOS DE CONSUMO	17.900.163
Remuneraciones	12.898.413
Sueldos, salarios y otras retribuciones	2.853.264
Beneficios y complementos de sueldos y salarios	6.118.920
Aportes patronales	1.005.121
Prestaciones sociales y otras indemnizaciones	1.292.593
Asistencia socioeconómica	1.628.515
Compra de bienes y servicios	5.001.750
Bienes de consumo	2.337.981
Servicios no personales	2.663.769
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**3.879.426**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**3.879.426**
RECURSOS PROPIOS DE CAPITAL	3.879.426
Ahorro en Cuenta Corriente	3.879.426
2.2 GASTOS DE CAPITAL	**3.778.986**
INVERSIÓN REAL DIRECTA	3.778.986
Formación bruta de capital Fijo	3.778.986
Maquinaria, equipos y otros bienes muebles	3.778.986
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**100.440**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**100.440**
SUPERÁVIT FINANCIERO	100.440
3.2 APLICACIONES FINANCIERAS	**100.440**
DISMINUCIÓN DE PASIVOS	100.440
Disminución de otros pasivos	100.440
Disminución de otros pasivos a mediano y largo plazo	100.440

A1354

Cuerpo de Bomberos del Gobierno del Distrito Capital

CUERPO DE BOMBEROS DEL GOBIERNO DEL DISTRITO CAPITAL

POLÍTICA PRESUPUESTARIA PARA EL AÑO 2012

El Cuerpo de Bomberos del Gobierno del Distrito Capital, es un órgano de seguridad ciudadana esencialmente profesional y técnico, de naturaleza civil, cuya finalidad fundamental es proteger la vida de los ciudadanos del Distrito Capital, ante la posible ocurrencia de incendios, rescates, salvamento y otros siniestros, participando en la investigación de sus causas u orígenes, así como orientando y formando a las comunidades del Distrito Capital, en la administración de emergencias y desastres.

- **POLÍTICA DE FINANCIAMIENTO:**

Los recursos presupuestarios para el Cuerpo de Bomberos del Gobierno del Distrito Capital en el año 2012, se estiman en Bs. 340.000.000, provenientes de la fuente de financiamiento siguiente:

– Aporte del Distrito Capital	Bs.	340.000.000

- **POLÍTICA DE GASTOS:**

A fin de cumplir con los objetivos establecidos en la planificación del año 2012, el órgano presenta una estructura de gastos por Proyectos que demanda la cantidad de Cien Millones de Bolívares Exactos (Bs. 100.000.000), y por Acciones Centralizadas, un monto de Doscientos Cuarenta Millones de Bolívares Exactos (Bs. 240.000.000); en tanto que, por partidas presupuestarias, la distribución es la siguiente:

– Gastos de personal	Bs.	201.459.814
– Materiales, suministros y mercancías	Bs.	21.961.917
– Servicios no personales	Bs.	20.182.222
– Activos reales	Bs.	82.472.597
– Transferencias y donaciones	Bs.	11.918.450
– Disminución de pasivos	Bs.	2.005.000
Total	**Bs.**	**340.000.000**

- **POLÍTICA DE COBERTURA DE LOS SERVICIOS A PRESTAR POR EL ÓRGANO:**

Las acciones a realizar, así como los recursos asignados al órgano en el ejercicio presupuestario 2012, se orientarán a la ejecución del proyecto siguiente:

- Fortalecimiento de la plataforma de servicios del Cuerpo de Bomberos para capacitar a los Consejos Comunales.

- **RESULTADOS ECONÓMICO Y FINANCIERO:**

Las cuentas corriente y de capital del Cuerpo de Bomberos del Gobierno del Distrito Capital, arrojarán en la ejecución del presupuesto 2012, como resultados económico y financiero, los montos siguientes:

– Cuenta corriente: Ahorro	Bs.	84.477.597
– Cuenta capital: Superávit	Bs.	2.005.000

- **CUENTAS FINANCIERAS:**

El superávit resultante de la cuenta capital por un monto de Bs. 2.005.000, permitirá el financiamiento de las aplicaciones financieras destinadas a la cancelación de pasivos por ese mismo monto

CAPÍTULO I

PRESUPUESTO DE INGRESOS Y FUENTES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
INGRESOS CORRIENTES	**340.000.000**
INGRESOS CORRIENTES ORDINARIOS	340.000.000
TRANSFERENCIAS CORRIENTES	340.000.000
Transferencias corrientes del sector público	340.000.000
Transferencias corrientes internas recibidas del sector público	340.000.000
Del Poder Estadal	340.000.000
TOTAL RECURSOS	**340.000.000**

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
GASTOS CORRIENTES	**255.522.403**
GASTOS DE CONSUMO	243.603.953
Remuneraciones	201.459.814
Sueldos, salarios y otras retribuciones	106.295.014
Beneficios y complementos de sueldos y salarios	67.761.300
Aportes patronales	5.635.000
Prestaciones sociales y otras indemnizaciones	10.600.000
Asistencia socioeconómica	9.583.500
Otros gastos de personal	1.585.000
Compra de bienes y servicios	42.144.139
Bienes de consumo	21.961.917
Servicios no personales	20.182.222
TRANSFERENCIAS Y DONACIONES CORRIENTES	11.918.450
Al sector privado	11.918.450
Transferencias corrientes al sector privado	11.918.450
Directas a personas	9.831.450
Jubilaciones y otros beneficios asociados	9.831.450
Otras transferencias corrientes internas al sector privado	2.087.000
GASTOS DE CAPITAL	**82.472.597**
INVERSIÓN REAL DIRECTA	82.472.597
Formación bruta de capital Fijo	82.472.597
Maquinaria, equipos y otros bienes muebles	82.472.597
APLICACIONES FINANCIERAS	**2.005.000**
DISMINUCIÓN DE PASIVOS	2.005.000
Disminución de cuentas y efectos por pagar	2.005.000
Disminución de cuentas y efectos por pagar a corto plazo	2.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.000.000

CAPÍTULO II

PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS
(En Bolívares)

Denominación	Presupuesto 2012
Disminución cuentas por pagar a proveedores a corto plazo	1.000.000
Disminución de cuentas y efectos por pagar a mediano y largo plazo	5.000
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	5.000
TOTAL GASTOS	**340.000.000**

RESUMEN DE PROYECTOS
(En Bolívares)

Código	Concepto	Meta				Fuente de Financiamiento				Presupuesto 2012
		Unidad de Medida	Cantidad			Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras Fuentes	
			Fem.	Masc.	Total					
116323	Fortalecimiento de la plataforma de servicios del Cuerpo de Bomberos para capacitar a los consejos comunales	Consejo Comunal			120		100.000.000			100.000.000
TOTAL							**100.000.000**			**100.000.000**

RESUMEN DE ACCIONES CENTRALIZADAS
(En Bolívares)

Código	Concepto	Fuente de Financiamiento				Presupuesto 2012
		Recursos Propios	Transferencias del Distrito Capital	Donaciones del Distrito Capital	Otras Fuentes	
01	Dirección y Coordinación de los Gastos de los Trabajadores		201.459.814			201.459.814
02	Gestión Administrativa		38.540.186			38.540.186
TOTAL			**240.000.000**			**240.000.000**

CLASIFICACIÓN DEL PERSONAL POR GÉNERO
(En Bolívares)

Denominación	N° de Cargos				Presupuesto 2012		
	F	M	V	Total	Sueldos/Salarios	Compensaciones	Total
Personal Fijo a Tiempo Completo	**185**	**2.756**	**661**	**3.602**	**101.500.000**	**450.000**	**101.950.000**
Profesional y Técnico	65	2.661	617	3.343	95.000.000	285.000	95.285.000
Personal Administrativo	38	58	5	101	3.000.000	9.000	3.009.000
Personal Médico	13	10	35	58	2.000.000	6.000	2.006.000
Obrero	69	27	4	100	1.500.000	150.000	1.650.000
Personal Contratado	**126**	**67**		**193**	**3.540.000**		**3.540.000**
Profesional y Técnico	39	13		52	1.505.000		1.505.000
Personal Administrativo	31	3		34	1.015.000		1.015.000
Personal Docente	6	27		33	980.000		980.000
Obrero	50	24		74	40.000		40.000
TOTAL	**311**	**2.823**	**661**	**3.795**	**105.040.000**	**450.000**	**105.490.000**

RESUMEN DE CRÉDITOS PRESUPUESTARIOS
(En Bolívares)

Código	Denominación	Presupuesto 2012
4.01	Gastos de personal	201.459.814
4.02	Materiales, suministros y mercancías	21.961.917
4.03	Servicios no personales	20.182.222
4.04	Activos reales	82.472.597
4.07	Transferencias y donaciones	11.918.450
4.11	Disminución de pasivos	2.005.000
	TOTAL	**340.000.000**

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
I. CUENTA CORRIENTE	
1.1 INGRESOS CORRIENTES	**340.000.000**
INGRESOS CORRIENTE ORDINARIO	340.000.000
TRANSFERENCIAS CORRIENTES	340.000.000
Transferencias corrientes del sector público	340.000.000
Transferencias corrientes internas recibidas del sector público	340.000.000
Del Poder Estadal	340.000.000
1.2 GASTOS CORRIENTES	**255.522.403**
GASTOS DE CONSUMO	243.603.953
Remuneraciones	201.459.814
Sueldos, salarios y otras retribuciones	106.295.014
Beneficios y complementos de sueldos y salarios	67.761.300
Aportes patronales	5.635.000
Prestaciones sociales y otras indemnizaciones	10.600.000
Asistencia socioeconómica	9.583.500
Otros gastos de personal	1.585.000
Compra de bienes y servicios	42.144.139
Bienes de consumo	21.961.917
Servicios no personales	20.182.222
TRANSFERENCIAS Y DONACIONES CORRIENTES	11.918.450
Al sector privado	11.918.450
Transferencias corrientes al sector privado	11.918.450
Directas a personas	9.831.450
Jubilaciones y otros beneficios asociados	9.831.450
Otras transferencias corrientes internas al sector privado	2.087.000
1.3 RESULTADO ECONÓMICO EN CUENTA CORRIENTE : AHORRO	**84.477.597**
II. CUENTA CAPITAL	
2.1 INGRESOS DE CAPITAL	**84.477.597**
RECURSOS PROPIOS DE CAPITAL	84.477.597
Ahorro en Cuenta Corriente	84.477.597

CAPÍTULO III

CUENTA AHORRO – INVERSIÓN - FINANCIAMIENTO
(En Bolívares)

Denominación	Presupuesto 2012
2.2 GASTOS DE CAPITAL	**82.472.597**
INVERSIÓN REAL DIRECTA	82.472.597
Formación bruta de capital Fijo	82.472.597
Maquinaria, equipos y otros bienes muebles	82.472.597
2.3 RESULTADO FINANCIERO : SUPERÁVIT	**2.005.000**
III. CUENTA FINANCIERA	
3.1 FUENTES DE FINANCIAMIENTO	**2.005.000**
SUPERÁVIT FINANCIERO	2.005.000
3.2 APLICACIONES FINANCIERAS	**2.005.000**
DISMINUCIÓN DE PASIVOS	2.005.000
Disminución de cuentas y efectos por pagar	2.005.000
Disminución de cuentas y efectos por pagar a corto plazo	2.000.000
Disminución de sueldos, salarios y otras remuneraciones por pagar	1.000.000
Disminución cuentas por pagar a proveedores a corto plazo	1.000.000
Disminución de cuentas y efectos por pagar a mediano y largo plazo	5.000
Disminución de cuentas por pagar a proveedores a mediano y largo plazo	5.000

Artículo 51. Esta Ley entrará en vigencia el primer día del mes de enero de 2012.

Dada firmada y sellada en el Palacio Federal Legislativo, sede de la Asamblea Nacional, en Caracas a los trece días del mes de diciembre de dos mil once. Año 201° de la Independencia y 152° de la Federación.

FERNANDO SOTO ROJAS

Presidente de la Asamblea Nacional

ARISTOBULO ISTURIZ ALMEIDA

Primer Vicepresidente

BLANCA EEKHOUT GÓMEZ

Segunda Vicepresidenta

IVÁN ZERPA GUERRERO

Secretario

VÍCTOR CLARK BOSCÁN

Subsecretario

Promulgación de la Ley de Presupuesto para el Ejercicio Fiscal 2012, de conformidad con lo previsto en el artículo 213 de la Constitución de la República Bolivariana de Venezuela.

Palacio de Miraflores, en Caracas, a los diecinueve días del mes de diciembre de dos mil once. Años 201° de la Independencia, 152° de la Federación y 12º de la Revolución Bolivariana.

Cúmplase,
(L.S.)

HUGO CHÁVEZ FRÍAS

Refrendado
El Vicepresidente Ejecutivo
(L.S.)

ELIAS JAUA MILANO

Refrendado
La Ministra del Poder Popular del
Despacho de la Presidencia,
(L.S.)

ÉRIKA DEL VALLE FARÍAS PEÑA

Refrendado
El Ministro del Poder Popular
para Relaciones Interiores y Justicia,
(L.S.)

TARECK EL AISSAMI

Refrendado
El Ministro del Poder Popular para
Relaciones Exteriores,
(L.S.)

NICOLÁS MADURO MOROS

Refrendado
El Ministro del Poder Popular
de Planificación y Finanzas,
(L.S.)

JORGE GIORDANI

Refrendado
El Ministro del Poder Popular
para la Defensa,
(L.S.)

CARLOS JOSÉ MATA FIGUEROA

Refrendado
La Ministra del Poder Popular para
el Comercio,
(L.S.)

EDMEE BETANCOURT DE GARCÍA

Refrendado
El Ministro del Poder Popular de
Industrias
(L.S.)

RICARDO JOSÉ MENENDEZ PRIETO

Refrendado
El Ministro del Poder Popular para
el Turismo,
(L.S.)

ALEJANDRO ANTONIO FLEMING CABRERA

Refrendado
El Ministro del Poder Popular para
la Agricultura y Tierras,
(L.S.)

JUAN CARLOS LOYO HERNÁNDEZ

Refrendado
La Ministra del Poder Popular
para la Educación Universitaria,
(L.S.)

MARLENE YADIRA CÓRDOVA

Refrendado
La Ministra del Poder Popular para
la Educación,
(L.S.)

MARYANN DEL CARMEN HANSON FLORES

Refrendado
La Ministra del Poder Popular para
la Salud,
(L.S.)

EUGENIA SADER CASTELLANOS

Refrendado
La Ministra del Poder Popular para
el Trabajo y Seguridad Social,
(L.S.)

MARÍA CRISTINA IGLESIAS

Refrendado
El Ministro del Poder Popular para
Transporte Terrestre,
(L.S.)

JUAN DE JESÚS GARCÍA TOUSSANTT

Refrendado
La Ministra del Poder Popular para
Transporte Acuático y Aéreo,
(L.S.)

ELSA ILIANA GUTIÉRREZ GRAFFE

Refrendado
El Ministro del Poder Popular para
Vivienda y Hábitat,
(L.S.)

RICARDO ANTONIO MOLINA PEÑALOZA

Refrendado
El Ministro del Poder Popular
de Petróleo y Minería,
(L.S.)

RAFAEL DARÍO RAMÍREZ CARREÑO

Refrendado
El Ministro del Poder Popular para
el Ambiente,
(L.S.)

ALEJANDRO HITCHER MARVALDI

Refrendado
El Ministro del Poder Popular
para Ciencia y Tecnología,
(L.S.)

JOSÉ ALBERTO ARREAZA MONSERRAT

Refrendado
El Ministro del Poder Popular para
la Comunicación y la Información,
(L.S.)

ANDRÉS GUILLERMO IZARRA GARCÍA

Refrendado
La Ministra del Poder Popular para
las Comunas y Protección Social,
(L.S.)

ISIS OCHOA CAÑIZÁLEZ

Refrendado
El Ministro del Poder Popular para
la Alimentación,
(L.S.)

CARLOS OSORIO ZAMBRANO

Refrendado
El Ministro del Poder Popular para
la Cultura,
(L.S.)

PEDRO CALZADILLA

Refrendado
El Ministro del Poder Popular para
el Deporte,
(L.S.)

HÉCTOR RODRÍGUEZ CASTRO

Refrendado
La Ministra del Poder Popular para
los Pueblos Indígenas,
(L.S.)

NICIA MALDONADO MALDONADO

Refrendado
La Ministra del Poder Popular
para la Mujer y la Igualdad de Género,
(L.S.)

NANCY PÉREZ SIERRA

Refrendado
El Ministro del Poder Popular
para Energía Eléctrica,
(L.S.)

ALÍ RODRÍGUEZ ARAQUE

Refrendado
La Ministra del Poder Popular
para la Juventud,
(L.S.)

MARÍA PILAR HERNÁNDEZ DOMÍNGUEZ

Refrendado
La Ministra del Poder Popular
para el Servicio Penitenciario,
(L.S.)

MARÍA IRIS VARELA RANGEL

Refrendado
El Ministro de Estado para
la Banca Pública,
(L.S.)

RODOLFO CLEMENTE MARCO TORRES

Refrendado
El Ministro de Estado para
la Transformación Revolucionaria
de la Gran Caracas,
(L.S.)

FRANCISCO DE ASÍS SESTO NOVAS

GACETA OFICIAL

DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

DEPÓSITO LEGAL ppo 187207DF1

AÑO CXXXIX – MES III Número 6.065 Extraordinario

Caracas, lunes 19 de diciembre de 2011

Esquina de Urapal, edificio Dimase, La Candelaria
Caracas - Venezuela
Tarifa sujeta a publicación de fecha 14 de noviembre de 2003
en la Gaceta Oficial 37.817
http://www.minci.gob.ve / http://imprenta.gotdns.org

GACETA OFICIAL
DE LA REPUBLICA BOLIVARIANA DE VENEZUELA

AÑO CXXXIX –MES III | Caracas, lunes 19 de diciembre de 2011 | Número 6.066 Extraordinario

SUMARIO

PRESIDENCIA DE LA REPÚBLICA

Decreto N° 8.712 19 de diciembre de 2011

HUGO CHÁVEZ FRÍAS

Presidente de la República

En ejercicio de las atribuciones que le confieren los numerales 2 y 11 del artículo 236 de la Constitución de la República Bolivariana de Venezuela, y el artículo 46 de la Ley Orgánica de la Administración Financiera del Sector Público, en concordancia con lo establecido en los artículos 1 y 6 de la Ley de Presupuesto para el Ejercicio Fiscal 2012, y 23 de las Normas sobre las Fundaciones, Asociaciones y Sociedades Civiles del Estado y el Control de los Aportes Públicos a las Instituciones Privadas Similares; en Consejo de Ministros;

DECRETA

la siguiente,

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS Y APLICACIONES FINANCIERAS PARA EL EJERCICIO FISCAL 2012

Artículo 1. La siguiente Distribución General del Presupuesto de Gastos y Aplicaciones Financieras, contiene los límites máximos de las autorizaciones para comprometer y causar gastos previstos en la Ley de Presupuesto para el Ejercicio Fiscal 2012, sin perjuicio de la desagregación de los créditos presupuestarios a nivel de proyectos, acciones centralizadas, acciones específicas y otras categorías equivalentes, partidas, subpartidas genéricas, específicas y subespecíficas, que se incluyen en ella y que con fines informativos se desarrollan en el artículo 9 de este Decreto.

Artículo 2. Los servicios autónomos sin personalidad jurídica o servicios desconcentrados suministrarán a la Oficina Nacional de Presupuesto y a la Oficina Nacional del Tesoro información trimestral acerca de las recaudaciones y liquidaciones de los ingresos producto de su gestión.

La Oficina Nacional del Tesoro se abstendrá de transferir los recursos asignados a los servicios autónomos sin personalidad jurídica o servicios desconcentrados a que se refiere este artículo, en caso de verificarse el incumplimiento de la obligación de informar.

Los órganos y entes que tengan adscritos servicios autónomos sin personalidad jurídica o servicios desconcentrados, velarán porque la programación de los compromisos y desembolsos de estos últimos se ajuste a sus disponibilidades.

Artículo 3. La Oficina Nacional de Crédito Público, informará a la Oficina Nacional de Contabilidad Pública y a la Oficina Nacional de Presupuesto, acerca de las reprogramaciones de la Ley Especial de Endeudamiento Anual, autorizadas por la Asamblea Nacional, así como del cambio de destino de los recursos asignados en la Ley de Presupuesto para el Ejercicio Fiscal 2012, que sean aprobados por el Presidente de la República en Consejo de Ministros.

Igualmente, la Oficina Nacional de Crédito Público informará mensualmente a las mencionadas Oficinas Nacionales, sobre las operaciones de crédito público que realice y que sirvan de fuente de financiamiento de la Ley de Presupuesto para el Ejercicio Fiscal 2012; así como, sobre la situación financiera de los proyectos por endeudamiento contemplados en dicha Ley, cuya fuente de financiamiento provenga de la Ley Especial de Endeudamiento Anual para el Ejercicio Fiscal 2012.

Artículo 4. Durante la ejecución presupuestaria, los órganos y entes públicos encargados de la liquidación y recaudación de los ingresos y demás fuentes de financiamiento de la República y del Distrito Capital, remitirán a la Oficina Nacional de Contabilidad Pública y a la Oficina Nacional de Presupuesto, en un plazo que no excederá de cinco (5) días hábiles contados a partir del último día de cada mes, los resultados de los señalados conceptos, conforme a las instrucciones que a tal efecto, conjunta o separadamente, dicten estas Oficinas Nacionales en el ámbito de sus competencias.

Artículo 5. Las Fundaciones, Asociaciones y Sociedades Civiles del Estado podrán recibir aportes directamente tanto del sector privado como de cualquiera de los órganos y entes del sector público siempre y cuando exista la previsión presupuestaria correspondiente.

Artículo 6. Los órganos de la Administración Pública Central y sus entes descentralizados funcionalmente sin fines empresariales adscritos, remitirán al Ministerio del Poder Popular de Planificación y Finanzas, antes del quince (15) de marzo de 2012, los Registros de Cargos para su aprobación.

Artículo 7. Los viajes al exterior en misiones oficiales, de los funcionarios de alto nivel de los órganos de la Administración Central y de las máximas autoridades de los entes descentralizados funcionalmente de la República adscritos a éstos, sólo podrán realizarse previa aprobación del Ministro respectivo y ajustados a la normativa aplicable en materia de viáticos.

Artículo 8. Los órganos de la República y sus entes descentralizados funcionalmente informarán al Ministerio del Poder Popular de Planificación y Finanzas sobre la suscripción de los contratos de arrendamiento de inmuebles y servicios básicos en los cuales se establezca un pago fijo periódico y posterior conciliación; así como la efectiva ordenación y pago de los mismos conforme a la periodicidad acordada. A tales efectos, el Ministerio del Poder Popular de Planificación y Finanzas mantendrá una coordinación con los ministerios competentes por la materia en la regulación o rectoría de los respectivos servicios, a fin de establecer procedimientos y mecanismos de control y seguimiento en el consumo y pago del servicio.

Artículo 9. La desagregación de los créditos presupuestarios a nivel de proyectos, acciones centralizadas, acciones específicas y otras categorías equivalentes, partidas, subpartidas genéricas, específicas y subespecíficas, para el ejercicio presupuestario 2012, de los órganos de la República y del Distrito Capital, será la siguiente:

Artículo 10. Este Decreto entrará en vigencia el primer día del mes de enero de 2012.

Dado en Caracas, a los diecinueve días del mes de diciembre de dos mil once. Años 201° de la Independencia, 152° de la Federación y 12º de la Revolución Bolivariana.

Cúmplase,
(L.S.)

HUGO CHÁVEZ FRÍAS

Refrendado
El Vicepresidente Ejecutivo
(L.S.)

ELIAS JAUA MILANO

Refrendado
La Ministra del Poder Popular del
Despacho de la Presidencia,
(L.S.)

ÉRIKA DEL VALLE FARÍAS PEÑA

Refrendado
El Ministro del Poder Popular
para Relaciones Interiores y Justicia,
(L.S.)

TARECK EL AISSAMI

Refrendado
El Ministro del Poder Popular para
Relaciones Exteriores,
(L.S.)

NICOLÁS MADURO MOROS

Refrendado
El Ministro del Poder Popular
de Planificación y Finanzas,
(L.S.)

JORGE GIORDANI

Refrendado
El Ministro del Poder Popular
para la Defensa,
(L.S.)

CARLOS JOSÉ MATA FIGUEROA

Refrendado
La Ministra del Poder Popular para
el Comercio,
(L.S.)

EDMEE BETANCOURT DE GARCÍA

Refrendado
El Ministro del Poder Popular de
Industrias
(L.S.)

RICARDO JOSÉ MENENDEZ PRIETO

Refrendado
El Ministro del Poder Popular para
el Turismo,
(L.S.)

ALEJANDRO ANTONIO FLEMING CABRERA

Refrendado
El Ministro del Poder Popular para
la Agricultura y Tierras,
(L.S.)

JUAN CARLOS LOYO HERNÁNDEZ

Refrendado
La Ministra del Poder Popular
para la Educación Universitaria,
(L.S.)

MARLENE YADIRA CÓRDOVA

Refrendado
La Ministra del Poder Popular para
la Educación,
(L.S.)

MARYANN DEL CARMEN HANSON FLORES

Refrendado
La Ministra del Poder Popular para
la Salud,
(L.S.)

EUGENIA SADER CASTELLANOS

Refrendado
La Ministra del Poder Popular para
el Trabajo y Seguridad Social,
(L.S.)

MARÍA CRISTINA IGLESIAS

Refrendado
El Ministro del Poder Popular para
Transporte Terrestre,
(L.S.)

JUAN DE JESÚS GARCÍA TOUSSANTT

Refrendado
La Ministra del Poder Popular para
Transporte Acuático y Aéreo,
(L.S.)

ELSA ILIANA GUTIÉRREZ GRAFFE

Refrendado
El Ministro del Poder Popular para
Vivienda y Hábitat,
(L.S.)

RICARDO ANTONIO MOLINA PEÑALOZA

Refrendado
El Ministro del Poder Popular
de Petróleo y Minería,
(L.S.)

RAFAEL DARÍO RAMÍREZ CARREÑO

Refrendado
El Ministro del Poder Popular para
el Ambiente,
(L.S.)

ALEJANDRO HITCHER MARVALDI

Refrendado
El Ministro del Poder Popular
para Ciencia y Tecnología,
(L.S.)

JOSÉ ALBERTO ARREAZA MONSERRAT

Refrendado
El Ministro del Poder Popular para
la Comunicación y la Información,
(L.S.)

ANDRÉS GUILLERMO IZARRA GARCÍA

Refrendado
La Ministra del Poder Popular para
las Comunas y Protección Social,
(L.S.)

ISIS OCHOA CAÑIZÁLEZ

Refrendado
El Ministro del Poder Popular para
la Alimentación,
(L.S.)

CARLOS OSORIO ZAMBRANO

Refrendado
El Ministro del Poder Popular para
la Cultura,
(L.S.)

PEDRO CALZADILLA

Refrendado
El Ministro del Poder Popular para
el Deporte,
(L.S.)

HÉCTOR RODRÍGUEZ CASTRO

Refrendado
La Ministra del Poder Popular para
los Pueblos Indígenas,
(L.S.)

NICIA MALDONADO MALDONADO

Refrendado
La Ministra del Poder Popular
para la Mujer y la Igualdad de Género,
(L.S.)

NANCY PÉREZ SIERRA

Refrendado
El Ministro del Poder Popular
para Energía Eléctrica,
(L.S.)

ALÍ RODRÍGUEZ ARAQUE

Refrendado
La Ministra del Poder Popular
para la Juventud,
(L.S.)

MARÍA PILAR HERNÁNDEZ DOMÍNGUEZ

Refrendado
La Ministra del Poder Popular
para el Servicio Penitenciario,
(L.S.)

MARÍA IRIS VARELA RANGEL

Refrendado
El Ministro de Estado para
la Banca Pública,
(L.S.)

RODOLFO CLEMENTE MARCO TORRES

Refrendado
El Ministro de Estado para
la Transformación Revolucionaria
de la Gran Caracas,
(L.S.)

FRANCISCO DE ASÍS SESTO NOVAS

GACETA OFICIAL

DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA

DEPÓSITO LEGAL ppo 187207DF1

AÑO CXXXVIII – MES III N° 6.066 Extraordinario

Caracas, lunes 19 de diciembre de 2011

Esquina de Urapal, edificio Dimase, La Candelaria
Caracas - Venezuela
Tarifa sujeta a publicación de fecha 14 de noviembre de 2003
en la Gaceta Oficial 37.817
http://www.minci.gob.ve / http://imprenta.gotdns.org

LEY DE PUBLICACIONES OFICIALES
(22 DE JULIO DE 1941)

Artículo 11. La GACETA OFICIAL, creada por Decreto Ejecutivo del 11 de octubre de 1872, continuará editándose en la Imprenta Nacional con la denominación GACETA OFICIAL DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

Artículo 12. La GACETA OFICIAL DE LA REPUBLICA BOLIVARIANA DE VENEZUELA, se publicará todos los días hábiles, sin perjuicio de que se editen números extraordinarios siempre que fuere necesario; y deberán insertarse en ella sin retardo los actos oficiales que hayan de publicarse.

Parágrafo Único. Las ediciones extraordinarias de la GACETA OFICIAL tendrán una numeración especial.

Artículo 13. En la GACETA OFICIAL DE LA REPUBLICA BOLIVARIANA DE VENEZUELA, se publicarán los actos de los Poderes Públicos que deberán insertarse y aquéllos cuya inclusión sea conveniente por el Ejecutivo Nacional.

Artículo 14. Las Leyes, Decretos y demás actos oficiales tendrán carácter de públicos por el hecho de aparecer en la GACETA OFICIAL DE LA REPUBLICA BOLIVARIANA DE VENEZUELA, cuyos ejemplares tendrán fuerza de documentos públicos.

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**546.414.536**	**0**	**0**	**0**	**0**	**0**	**546.414.536**
401	01	00	00	Sueldos, salarios y otras retribuciones	139.598.002	0	0	0	0	0	139.598.002
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	55.739.118	0	0	0	0	0	55.739.118
401	01	03	00	Suplencias a empleados	237.000	0	0	0	0	0	237.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	23.219.592	0	0	0	0	0	23.219.592
401	01	13	00	Suplencias a obreros	157.500	0	0	0	0	0	157.500
401	01	18	00	Remuneraciones al personal contratado	16.954.595	0	0	0	0	0	16.954.595
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	47.934	0	0	0	0	0	47.934
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	6.532.122	0	0	0	0	0	6.532.122
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	28.380.736	0	0	0	0	0	28.380.736
401	01	37	00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular	367.500	0	0	0	0	0	367.500
401	01	99	00	Otras retribuciones	7.961.905	0	0	0	0	0	7.961.905
401	03	00	00	Primas	23.850.154	0	0	0	0	0	23.850.154
401	03	01	00	Primas por mérito a empleados	26.250	0	0	0	0	0	26.250
401	03	02	00	Primas de transporte a empleados	1.603.103	0	0	0	0	0	1.603.103
401	03	04	00	Primas por hijos a empleados	264.592	0	0	0	0	0	264.592
401	03	08	00	Primas de profesionalización a empleados	1.460.226	0	0	0	0	0	1.460.226
401	03	09	00	Primas por antigüedad a empleados	10.861.559	0	0	0	0	0	10.861.559
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	26.250	0	0	0	0	0	26.250
401	03	16	00	Primas por mérito a obreros	26.250	0	0	0	0	0	26.250
401	03	17	00	Primas de transporte a obreros	1.011.286	0	0	0	0	0	1.011.286
401	03	19	00	Primas por hijos de obreros	188.811	0	0	0	0	0	188.811
401	03	21	00	Primas por antigüedad a obreros	4.424.070	0	0	0	0	0	4.424.070
401	03	22	00	Primas de profesionalización a obreros	22.775	0	0	0	0	0	22.775
401	03	37	00	Primas de transporte al personal contratado	435.915	0	0	0	0	0	435.915
401	03	39	00	Primas por hijos al personal contratado	32.355	0	0	0	0	0	32.355
401	03	40	00	Primas de profesionalización al personal contratado	61.247	0	0	0	0	0	61.247
401	03	41	00	Primas por antigüedad al personal contratado	92.240	0	0	0	0	0	92.240
401	03	47	00	Primas al personal de alto nivel y de dirección	30.636	0	0	0	0	0	30.636
401	03	95	00	Otras primas al personal de alto nivel y de dirección	2.420.098	0	0	0	0	0	2.420.098
401	03	96	00	Otras primas al personal contratado	275.226	0	0	0	0	0	275.226

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	97	00	Otras primas a empleados	311.640	0	0	0	0	0	311.640
401	03	98	00	Otras primas a obreros	275.625	0	0	0	0	0	275.625
401	04	00	00	Complementos de sueldos y salarios	42.364.179	0	0	0	0	0	42.364.179
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	341.250	0	0	0	0	0	341.250
401	04	02	00	Complemento a empleados por trabajo nocturno	315.000	0	0	0	0	0	315.000
401	04	03	00	Complemento a empleados por gastos de alimentación	136.500	0	0	0	0	0	136.500
401	04	06	00	Complemento a empleados por comisión de servicios	468.450	0	0	0	0	0	468.450
401	04	08	00	Bono compensatorio de alimentación a empleados	12.115.560	0	0	0	0	0	12.115.560
401	04	10	00	Complemento a empleados por días feriados	52.500	0	0	0	0	0	52.500
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	840.000	0	0	0	0	0	840.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	225.750	0	0	0	0	0	225.750
401	04	16	00	Complemento a obreros por gastos de alimentación	252.000	0	0	0	0	0	252.000
401	04	18	00	Bono compensatorio de alimentación a obreros	8.052.600	0	0	0	0	0	8.052.600
401	04	20	00	Complemento a obreros por días feriados	110.250	0	0	0	0	0	110.250
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	446.250	0	0	0	0	0	446.250
401	04	25	00	Complemento al personal contratado por gastos de alimentación	73.500	0	0	0	0	0	73.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.038.160	0	0	0	0	0	4.038.160
401	04	27	00	Bono compensatorio de transporte al personal contratado	52.500	0	0	0	0	0	52.500
401	04	28	00	Complemento al personal contratado por días feriados	26.250	0	0	0	0	0	26.250
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	1.319.321	0	0	0	0	0	1.319.321
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	1.784.160	0	0	0	0	0	1.784.160
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	4.690.800	0	0	0	0	0	4.690.800
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	233.071	0	0	0	0	0	233.071
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	5.373.000	0	0	0	0	0	5.373.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	186.293	0	0	0	0	0	186.293
401	04	96	00	Otros complementos a empleados	357.624	0	0	0	0	0	357.624
401	04	97	00	Otros complementos a obreros	105.000	0	0	0	0	0	105.000
401	04	98	00	Otros complementos al personal contratado	768.390	0	0	0	0	0	768.390
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	123.576.232	0	0	0	0	0	123.576.232
401	05	01	00	Aguinaldos a empleados	38.946.987	0	0	0	0	0	38.946.987

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	03	00	Bono vacacional a empleados	20.167.614	0	0	0	0	0	20.167.614
401	05	04	00	Aguinaldos a obreros	16.429.840	0	0	0	0	0	16.429.840
401	05	06	00	Bono vacacional a obreros	8.291.741	0	0	0	0	0	8.291.741
401	05	07	00	Aguinaldos al personal contratado	6.734.160	0	0	0	0	0	6.734.160
401	05	08	00	Bono vacacional al personal contratado	3.580.160	0	0	0	0	0	3.580.160
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	2.820.799	0	0	0	0	0	2.820.799
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	650.954	0	0	0	0	0	650.954
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	17.313.565	0	0	0	0	0	17.313.565
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	8.640.412	0	0	0	0	0	8.640.412
401	06	00	00	Aportes patronales y legales	17.715.241	0	0	0	0	0	17.715.241
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.585.406	0	0	0	0	0	5.585.406
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.363.523	0	0	0	0	0	1.363.523
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	1.274.784	0	0	0	0	0	1.274.784
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.525.469	0	0	0	0	0	2.525.469
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	564.974	0	0	0	0	0	564.974
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	505.764	0	0	0	0	0	505.764
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.026.588	0	0	0	0	0	1.026.588
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	157.122	0	0	0	0	0	157.122
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	703.030	0	0	0	0	0	703.030
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	132.122	0	0	0	0	0	132.122
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.480.037	0	0	0	0	0	2.480.037
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	561.496	0	0	0	0	0	561.496
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	610.680	0	0	0	0	0	610.680
401	06	95	00	Otros aportes legales por personal contratado	224.246	0	0	0	0	0	224.246
401	07	00	00	Asistencia socio-económica	140.566.077	0	0	0	0	0	140.566.077
401	07	01	00	Capacitación y adiestramiento a empleados	282.500	0	0	0	0	0	282.500
401	07	02	00	Becas a empleados	2.189.624	0	0	0	0	0	2.189.624
401	07	03	00	Ayudas por matrimonio a empleados	135.250	0	0	0	0	0	135.250
401	07	04	00	Ayudas por nacimiento de hijos a empleados	133.250	0	0	0	0	0	133.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	05	00	Ayudas por defunción a empleados	135.250	0	0	0	0	0	135.250
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	262.500	0	0	0	0	0	262.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	11.981.262	0	0	0	0	0	11.981.262
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	38.245.957	0	0	0	0	0	38.245.957
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	633.022	0	0	0	0	0	633.022
401	07	10	00	Dotación de uniformes a empleados	5.270.316	0	0	0	0	0	5.270.316
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.062.840	0	0	0	0	0	1.062.840
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	462.845	0	0	0	0	0	462.845
401	07	17	00	Capacitación y adiestramiento a obreros	125.000	0	0	0	0	0	125.000
401	07	18	00	Becas a obreros	1.609.309	0	0	0	0	0	1.609.309
401	07	19	00	Ayudas por matrimonio de obreros	28.250	0	0	0	0	0	28.250
401	07	20	00	Ayudas por nacimiento de hijos de obreros	54.500	0	0	0	0	0	54.500
401	07	21	00	Ayudas por defunción a obreros	30.250	0	0	0	0	0	30.250
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	79.013	0	0	0	0	0	79.013
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	4.910.468	0	0	0	0	0	4.910.468
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	24.567.467	0	0	0	0	0	24.567.467
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.787.950	0	0	0	0	0	1.787.950
401	07	26	00	Dotación de uniformes a obreros	3.442.218	0	0	0	0	0	3.442.218
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	800.340	0	0	0	0	0	800.340
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	285.091	0	0	0	0	0	285.091
401	07	33	00	Asistencia socio-económica al personal contratado	14.534.493	0	0	0	0	0	14.534.493
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	653.214	0	0	0	0	0	653.214
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	298.750	0	0	0	0	0	298.750
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	56.500	0	0	0	0	0	56.500
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	54.500	0	0	0	0	0	54.500
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	77.500	0	0	0	0	0	77.500
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	65.625	0	0	0	0	0	65.625
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	5.062.714	0	0	0	0	0	5.062.714
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	15.409.210	0	0	0	0	0	15.409.210

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	3.064.368	0	0	0	0	0	3.064.368
401	07	96	00	Otras subvenciones a empleados	2.441.907	0	0	0	0	0	2.441.907
401	07	97	00	Otras subvenciones a obreros	332.824	0	0	0	0	0	332.824
401	08	00	00	Prestaciones sociales e indemnizaciones	58.703.651	0	0	0	0	0	58.703.651
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	30.063.069	0	0	0	0	0	30.063.069
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	12.469.216	0	0	0	0	0	12.469.216
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.922.138	0	0	0	0	0	3.922.138
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	2.034.595	0	0	0	0	0	2.034.595
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	10.214.633	0	0	0	0	0	10.214.633
401	96	00	00	Otros gastos del personal empleado	33.000	0	0	0	0	0	33.000
401	96	01	00	Otros gastos del personal empleado	33.000	0	0	0	0	0	33.000
401	97	00	00	Otros gastos del personal obrero	8.000	0	0	0	0	0	8.000
401	97	01	00	Otros gastos del personal obrero	8.000	0	0	0	0	0	8.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**70.427.517**	**0**	**0**	**0**	**0**	**0**	**70.427.517**
402	01	00	00	Productos alimenticios y agropecuarios	8.364.622	0	0	0	0	0	8.364.622
402	01	01	00	Alimentos y bebidas para personas	7.959.780	0	0	0	0	0	7.959.780
402	01	02	00	Alimentos para animales	166.073	0	0	0	0	0	166.073
402	01	03	00	Productos agrícolas y pecuarios	238.769	0	0	0	0	0	238.769
402	03	00	00	Textiles y vestuarios	600.800	0	0	0	0	0	600.800
402	03	01	00	Textiles	254.438	0	0	0	0	0	254.438
402	03	02	00	Prendas de vestir	222.363	0	0	0	0	0	222.363
402	03	03	00	Calzados	123.999	0	0	0	0	0	123.999
402	04	00	00	Productos de cuero y caucho	332.377	0	0	0	0	0	332.377
402	04	02	00	Productos de cuero y sucedáneos del cuero	19.162	0	0	0	0	0	19.162
402	04	03	00	Cauchos y tripas para vehículos	310.149	0	0	0	0	0	310.149
402	04	99	00	Otros productos de cuero y caucho	3.066	0	0	0	0	0	3.066
402	05	00	00	Productos de papel, cartón e impresos	29.225.759	0	0	0	0	0	29.225.759
402	05	01	00	Pulpa de madera, papel y cartón	5.618.728	0	0	0	0	0	5.618.728
402	05	02	00	Envases y cajas de papel y cartón	321.352	0	0	0	0	0	321.352
402	05	03	00	Productos de papel y cartón para oficina	19.205.335	0	0	0	0	0	19.205.335
402	05	04	00	Libros, revistas y periódicos	854.244	0	0	0	0	0	854.244

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	05	00	Material de enseñanza	100.000	0	0	0	0	0	100.000
402	05	06	00	Productos de papel y cartón para computación	64.272	0	0	0	0	0	64.272
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.061.828	0	0	0	0	0	3.061.828
402	06	00	00	Productos químicos y derivados	8.385.150	0	0	0	0	0	8.385.150
402	06	01	00	Sustancias químicas y de uso industrial	6.387	0	0	0	0	0	6.387
402	06	02	00	Abonos, plaguicidas y otros	24.048	0	0	0	0	0	24.048
402	06	03	00	Tintas, pinturas y colorantes	3.721.328	0	0	0	0	0	3.721.328
402	06	04	00	Productos farmacéuticos y medicamentos	180.587	0	0	0	0	0	180.587
402	06	05	00	Productos de tocador	185.073	0	0	0	0	0	185.073
402	06	06	00	Combustibles y lubricantes	174.410	0	0	0	0	0	174.410
402	06	08	00	Productos plásticos	3.371.539	0	0	0	0	0	3.371.539
402	06	99	00	Otros productos de la industria química y conexos	721.778	0	0	0	0	0	721.778
402	07	00	00	Productos minerales no metálicos	62.099	0	0	0	0	0	62.099
402	07	02	00	Vidrios y productos de vidrio	29.994	0	0	0	0	0	29.994
402	07	04	00	Cemento, cal y yeso	32.105	0	0	0	0	0	32.105
402	08	00	00	Productos metálicos	2.408.134	0	0	0	0	0	2.408.134
402	08	01	00	Productos primarios de hierro y acero	53.749	0	0	0	0	0	53.749
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.010.304	0	0	0	0	0	1.010.304
402	08	05	00	Materiales de orden público, seguridad y defensa	767	0	0	0	0	0	767
402	08	07	00	Material de señalamiento	10.219	0	0	0	0	0	10.219
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.096.692	0	0	0	0	0	1.096.692
402	08	10	00	Repuestos y accesorios para otros equipos	195.780	0	0	0	0	0	195.780
402	08	99	00	Otros productos metálicos	40.623	0	0	0	0	0	40.623
402	09	00	00	Productos de madera	1.335.700	0	0	0	0	0	1.335.700
402	09	01	00	Productos primarios de madera	1.335.700	0	0	0	0	0	1.335.700
402	10	00	00	Productos varios y útiles diversos	15.107.903	0	0	0	0	0	15.107.903
402	10	01	00	Artículos de deporte, recreación y juguetes	23.250	0	0	0	0	0	23.250
402	10	02	00	Materiales y útiles de limpieza y aseo	1.814.323	0	0	0	0	0	1.814.323
402	10	03	00	Utensilios de cocina y comedor	722.559	0	0	0	0	0	722.559
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	20.599	0	0	0	0	0	20.599
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.068.441	0	0	0	0	0	2.068.441

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	488.675	0	0	0	0	0	488.675
402	10	07	00	Productos de seguridad en el trabajo	969.205	0	0	0	0	0	969.205
402	10	08	00	Materiales para equipos de computación	3.525.787	0	0	0	0	0	3.525.787
402	10	11	00	Materiales eléctricos	2.848.785	0	0	0	0	0	2.848.785
402	10	12	00	Materiales para instalaciones sanitarias	248.471	0	0	0	0	0	248.471
402	10	13	00	Materiales fotográficos	28.442	0	0	0	0	0	28.442
402	10	99	00	Otros productos y útiles diversos	2.349.366	0	0	0	0	0	2.349.366
402	99	00	00	Otros materiales y suministros	4.604.973	0	0	0	0	0	4.604.973
402	99	01	00	Otros materiales y suministros	4.604.973	0	0	0	0	0	4.604.973
403	**00**	**00**	**00**	**Servicios no personales**	**82.183.863**	**0**	**0**	**0**	**0**	**0**	**82.183.863**
403	01	00	00	Alquileres de inmuebles	491.633	0	0	0	0	0	491.633
403	01	01	00	Alquileres de edificios y locales	491.633	0	0	0	0	0	491.633
403	02	00	00	Alquileres de maquinaria y equipos	3.494.526	0	0	0	0	0	3.494.526
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	62.440	0	0	0	0	0	62.440
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	1.710.993	0	0	0	0	0	1.710.993
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	383.755	0	0	0	0	0	383.755
403	02	99	00	Alquileres de otras maquinaria y equipos	1.337.338	0	0	0	0	0	1.337.338
403	04	00	00	Servicios básicos	10.860.450	0	0	0	0	0	10.860.450
403	04	01	00	Electricidad	912.477	0	0	0	0	0	912.477
403	04	02	00	Gas	27.970	0	0	0	0	0	27.970
403	04	03	00	Agua	106.669	0	0	0	0	0	106.669
403	04	04	00	Teléfonos	8.715.295	0	0	0	0	0	8.715.295
403	04	05	00	Servicio de comunicaciones	466.428	0	0	0	0	0	466.428
403	04	06	00	Servicio de aseo urbano y domiciliario	117.151	0	0	0	0	0	117.151
403	04	07	00	Servicio de condominio	514.460	0	0	0	0	0	514.460
403	06	00	00	Servicios de transporte y almacenaje	29.469	0	0	0	0	0	29.469
403	06	03	00	Estacionamiento	28.169	0	0	0	0	0	28.169
403	06	04	00	Peaje	1.300	0	0	0	0	0	1.300
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.170.751	0	0	0	0	0	7.170.751
403	07	01	00	Publicidad y propaganda	2.233.522	0	0	0	0	0	2.233.522
403	07	02	00	Imprenta y reproducción	941.093	0	0	0	0	0	941.093

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	2.497.932	0	0	0	0	0	2.497.932
403	07	04	00	Avisos	1.498.204	0	0	0	0	0	1.498.204
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.932.098	0	0	0	0	0	3.932.098
403	08	01	00	Primas y gastos de seguros	3.272.957	0	0	0	0	0	3.272.957
403	08	02	00	Comisiones y gastos bancarios	659.141	0	0	0	0	0	659.141
403	09	00	00	Viáticos y pasajes	14.636.991	0	0	0	0	0	14.636.991
403	09	01	00	Viáticos y pasajes dentro del pais	9.228.517	0	0	0	0	0	9.228.517
403	09	02	00	Viáticos y pasajes fuera del país	5.408.474	0	0	0	0	0	5.408.474
403	10	00	00	Servicios profesionales y técnicos	1.312.295	0	0	0	0	0	1.312.295
403	10	03	00	Servicios de procesamiento de datos	800.000	0	0	0	0	0	800.000
403	10	07	00	Servicios de capacitación y adiestramiento	99.468	0	0	0	0	0	99.468
403	10	09	00	Servicios de lavandería y tintorería	67.390	0	0	0	0	0	67.390
403	10	99	00	Otros servicios profesionales y técnicos	345.437	0	0	0	0	0	345.437
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.041.156	0	0	0	0	0	3.041.156
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	50.000	0	0	0	0	0	50.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.715.731	0	0	0	0	0	1.715.731
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	49.335	0	0	0	0	0	49.335
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	500.000	0	0	0	0	0	500.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	526.090	0	0	0	0	0	526.090
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	200.000	0	0	0	0	0	200.000
403	12	00	00	Conservación y reparaciones menores de obras	8.878.622	0	0	0	0	0	8.878.622
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	8.878.622	0	0	0	0	0	8.878.622
403	16	00	00	Servicios de diversión, esparcimiento y culturales	100.000	0	0	0	0	0	100.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	19.536.068	0	0	0	0	0	19.536.068
403	18	01	00	Impuesto al valor agregado	19.536.068	0	0	0	0	0	19.536.068
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	592.858	0	0	0	0	0	592.858
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	592.858	0	0	0	0	0	592.858
403	99	00	00	Otros servicios no personales	8.106.946	0	0	0	0	0	8.106.946
403	99	01	00	Otros servicios no personales	8.106.946	0	0	0	0	0	8.106.946

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**44.801.230**	**0**	**0**	**0**	**0**	**0**	**44.801.230**
404	01	00	00	Repuestos y reparaciones mayores	1.470.036	0	0	0	0	0	1.470.036
404	01	01	00	Repuestos mayores	950.000	0	0	0	0	0	950.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	150.000	0	0	0	0	0	150.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	300.000	0	0	0	0	0	300.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	0	500.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	520.036	0	0	0	0	0	520.036
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	83.036	0	0	0	0	0	83.036
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	170.000	0	0	0	0	0	170.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	267.000	0	0	0	0	0	267.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	26.717.186	0	0	0	0	0	26.717.186
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	26.717.186	0	0	0	0	0	26.717.186
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	795.259	0	0	0	0	0	795.259
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	6.387	0	0	0	0	0	6.387
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	788.872	0	0	0	0	0	788.872
404	04	00	00	Equipos de transporte, tracción y elevación	424.555	0	0	0	0	0	424.555
404	04	01	00	Vehículos automotores terrestres	420.000	0	0	0	0	0	420.000
404	04	05	00	Vehículos de tracción no motorizados	4.555	0	0	0	0	0	4.555
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.899.813	0	0	0	0	0	1.899.813
404	05	01	00	Equipos de telecomunicaciones	1.899.813	0	0	0	0	0	1.899.813
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	66.374	0	0	0	0	0	66.374
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	66.374	0	0	0	0	0	66.374
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	415.081	0	0	0	0	0	415.081
404	07	02	00	Equipos de enseñanza, deporte y recreación	57.665	0	0	0	0	0	57.665
404	07	03	00	Obras de arte	250.000	0	0	0	0	0	250.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	107.416	0	0	0	0	0	107.416
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.687.181	0	0	0	0	0	11.687.181
404	09	01	00	Mobiliario y equipos de oficina	4.847.916	0	0	0	0	0	4.847.916
404	09	02	00	Equipos de computación	3.967.608	0	0	0	0	0	3.967.608
404	09	03	00	Mobiliario y equipos de alojamiento	1.518.123	0	0	0	0	0	1.518.123

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: ASAMBLEA NACIONAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.353.534	0	0	0	0	0	1.353.534
404	12	00	00	Activos intangibles	1.219.966	0	0	0	0	0	1.219.966
404	12	04	00	Paquetes y programas de computación	1.219.966	0	0	0	0	0	1.219.966
404	99	00	00	Otros activos reales	105.779	0	0	0	0	0	105.779
404	99	01	00	Otros activos reales	105.779	0	0	0	0	0	105.779
407	**00**	**00**	**00**	**Transferencias y donaciones**	**316.379.269**	**0**	**0**	**0**	**0**	**0**	**316.379.269**
407	01	00	00	Transferencias y donaciones corrientes internas	315.557.269	0	0	0	0	0	315.557.269
407	01	01	00	Transferencias corrientes internas al sector privado	169.971.221	0	0	0	0	0	169.971.221
407	01	01	01	Pensiones del personal empleado, obrero y militar	5.007.626	0	0	0	0	0	5.007.626
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	35.829.811	0	0	0	0	0	35.829.811
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	3.677.157	0	0	0	0	0	3.677.157
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	853.921	0	0	0	0	0	853.921
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	37.992.386	0	0	0	0	0	37.992.386
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	3.164.065	0	0	0	0	0	3.164.065
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	17.959.321	0	0	0	0	0	17.959.321
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	6.106.169	0	0	0	0	0	6.106.169
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	45.931.545	0	0	0	0	0	45.931.545
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	11.078.755	0	0	0	0	0	11.078.755
407	01	01	47	Sobrevivientes por enfermedad común	2.370.465	0	0	0	0	0	2.370.465
407	01	02	00	Donaciones corrientes internas al sector privado	3.135.348	0	0	0	0	0	3.135.348
407	01	02	01	Donaciones corrientes a personas	3.135.348	0	0	0	0	0	3.135.348
407	01	03	00	Transferencias corrientes internas al sector público	142.450.700	0	0	0	0	0	142.450.700
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	142.450.700	0	0	0	0	0	142.450.700
407	02	00	00	Transferencias y donaciones corrientes al exterior	822.000	0	0	0	0	0	822.000
407	02	01	00	Transferencias corrientes al exterior	822.000	0	0	0	0	0	822.000
407	02	01	04	Transferencias corrientes a organismos internacionales	822.000	0	0	0	0	0	822.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**3.459.176**	**0**	**0**	**0**	**0**	**0**	**3.459.176**
411	11	00	00	Obligaciones de ejercicios anteriores	3.459.176	0	0	0	0	0	3.459.176
411	11	04	00	Compromisos pendientes de ejercicios anteriores	3.459.176	0	0	0	0	0	3.459.176
				Totales	**1.063.665.591**	**0**	**0**	**0**	**0**	**0**	**1.063.665.591**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114562 010043000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN DE INSTANCIAS INTERNACIONALES Y NACIONALES A FIN DE QUE GENEREN POSICIÓN A FAVOR DE LA PRESERVACIÓN DE LAS ETNIAS INDÍGENAS Y EL MEDIO AMBIENTE EN EL AMAZONAS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 19

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**854.856**	**0**	**0**	**0**	**0**	**0**	**854.856**
401	01	00	00	Sueldos, salarios y otras retribuciones	268.800	0	0	0	0	0	268.800
401	01	18	00	Remuneraciones al personal contratado	268.800	0	0	0	0	0	268.800
401	04	00	00	Complementos de sueldos y salarios	244.800	0	0	0	0	0	244.800
401	04	06	00	Complemento a empleados por comisión de servicios	31.200	0	0	0	0	0	31.200
401	04	26	00	Bono compensatorio de alimentación al personal contratado	115.200	0	0	0	0	0	115.200
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	98.400	0	0	0	0	0	98.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	182.850	0	0	0	0	0	182.850
401	05	07	00	Aguinaldos al personal contratado	134.400	0	0	0	0	0	134.400
401	05	08	00	Bono vacacional al personal contratado	48.450	0	0	0	0	0	48.450
401	06	00	00	Aportes patronales y legales	18.600	0	0	0	0	0	18.600
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	13.392	0	0	0	0	0	13.392
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	2.976	0	0	0	0	0	2.976
401	06	95	00	Otros aportes legales por personal contratado	2.232	0	0	0	0	0	2.232
401	07	00	00	Asistencia socio-económica	71.006	0	0	0	0	0	71.006
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	25.296	0	0	0	0	0	25.296
401	07	33	00	Asistencia socio-económica al personal contratado	45.710	0	0	0	0	0	45.710
401	08	00	00	Prestaciones sociales e indemnizaciones	44.800	0	0	0	0	0	44.800
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	44.800	0	0	0	0	0	44.800
401	96	00	00	Otros gastos del personal empleado	24.000	0	0	0	0	0	24.000
401	96	01	00	Otros gastos del personal empleado	24.000	0	0	0	0	0	24.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**237.658**	**0**	**0**	**0**	**0**	**0**	**237.658**
402	01	00	00	Productos alimenticios y agropecuarios	44.324	0	0	0	0	0	44.324
402	01	01	00	Alimentos y bebidas para personas	44.324	0	0	0	0	0	44.324
402	03	00	00	Textiles y vestuarios	40.876	0	0	0	0	0	40.876
402	03	02	00	Prendas de vestir	28.976	0	0	0	0	0	28.976
402	03	03	00	Calzados	11.900	0	0	0	0	0	11.900
402	04	00	00	Productos de cuero y caucho	22.000	0	0	0	0	0	22.000
402	04	03	00	Cauchos y tripas para vehículos	22.000	0	0	0	0	0	22.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114562 010043000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN DE INSTANCIAS INTERNACIONALES Y NACIONALES A FIN DE QUE GENEREN POSICIÓN A FAVOR DE LA PRESERVACIÓN DE LAS ETNIAS INDÍGENAS Y EL MEDIO AMBIENTE EN EL AMAZONAS.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 19

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	13.871	0	0	0	0	0	13.871
402	05	01	00	Pulpa de madera, papel y cartón	2.458	0	0	0	0	0	2.458
402	05	03	00	Productos de papel y cartón para oficina	9.413	0	0	0	0	0	9.413
402	05	04	00	Libros, revistas y periódicos	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	17.711	0	0	0	0	0	17.711
402	06	03	00	Tintas, pinturas y colorantes	15.947	0	0	0	0	0	15.947
402	06	06	00	Combustibles y lubricantes	1.764	0	0	0	0	0	1.764
402	10	00	00	Productos varios y útiles diversos	98.876	0	0	0	0	0	98.876
402	10	02	00	Materiales y útiles de limpieza y aseo	5.370	0	0	0	0	0	5.370
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.277	0	0	0	0	0	8.277
402	10	06	00	Condecoraciones, ofrendas y similares	19.170	0	0	0	0	0	19.170
402	10	08	00	Materiales para equipos de computación	42.200	0	0	0	0	0	42.200
402	10	11	00	Materiales eléctricos	7.296	0	0	0	0	0	7.296
402	10	99	00	Otros productos y útiles diversos	16.563	0	0	0	0	0	16.563
403	**00**	**00**	**00**	**Servicios no personales**	**418.115**	**0**	**0**	**0**	**0**	**0**	**418.115**
403	04	00	00	Servicios básicos	9.600	0	0	0	0	0	9.600
403	04	04	00	Teléfonos	9.600	0	0	0	0	0	9.600
403	06	00	00	Servicios de transporte y almacenaje	2.200	0	0	0	0	0	2.200
403	06	03	00	Estacionamiento	2.200	0	0	0	0	0	2.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	133.500	0	0	0	0	0	133.500
403	07	02	00	Imprenta y reproducción	66.900	0	0	0	0	0	66.900
403	07	03	00	Relaciones sociales	35.400	0	0	0	0	0	35.400
403	07	04	00	Avisos	31.200	0	0	0	0	0	31.200
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	32.000	0	0	0	0	0	32.000
403	08	01	00	Primas y gastos de seguros	32.000	0	0	0	0	0	32.000
403	09	00	00	Viáticos y pasajes	193.995	0	0	0	0	0	193.995
403	09	01	00	Viáticos y pasajes dentro del pais	49.770	0	0	0	0	0	49.770
403	09	02	00	Viáticos y pasajes fuera del país	144.225	0	0	0	0	0	144.225
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	27.000	0	0	0	0	0	27.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114562 010043000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN DE INSTANCIAS INTERNACIONALES Y NACIONALES A FIN DE QUE GENEREN POSICIÓN A FAVOR DE LA PRESERVACIÓN DE LAS ETNIAS INDÍGENAS Y EL MEDIO AMBIENTE EN EL AMAZONAS.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 19

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	27.000	0	0	0	0	0	27.000
403	18	00	00	Impuestos indirectos	14.300	0	0	0	0	0	14.300
403	18	01	00	Impuesto al valor agregado	14.300	0	0	0	0	0	14.300
403	99	00	00	Otros servicios no personales	5.520	0	0	0	0	0	5.520
403	99	01	00	Otros servicios no personales	5.520	0	0	0	0	0	5.520
404	**00**	**00**	**00**	**Activos reales**	**12.532**	**0**	**0**	**0**	**0**	**0**	**12.532**
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.969	0	0	0	0	0	3.969
404	05	01	00	Equipos de telecomunicaciones	3.969	0	0	0	0	0	3.969
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.563	0	0	0	0	0	8.563
404	09	03	00	Mobiliario y equipos de alojamiento	8.563	0	0	0	0	0	8.563
407	**00**	**00**	**00**	**Transferencias y donaciones**	**360.000**	**0**	**0**	**0**	**0**	**0**	**360.000**
407	01	00	00	Transferencias y donaciones corrientes internas	10.000	0	0	0	0	0	10.000
407	01	02	00	Donaciones corrientes internas al sector privado	10.000	0	0	0	0	0	10.000
407	01	02	01	Donaciones corrientes a personas	10.000	0	0	0	0	0	10.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	350.000	0	0	0	0	0	350.000
407	02	01	00	Transferencias corrientes al exterior	350.000	0	0	0	0	0	350.000
407	02	01	04	Transferencias corrientes a organismos internacionales	350.000	0	0	0	0	0	350.000
				Totales	**1.883.161**	**0**	**0**	**0**	**0**	**0**	**1.883.161**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114562 010043000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN DE INSTANCIAS INTERNACIONALES Y NACIONALES A FIN DE QUE GENEREN POSICIÓN A FAVOR DE LA PRESERVACIÓN DE LAS ETNIAS INDÍGENAS Y EL MEDIO AMBIENTE EN EL AMAZONAS.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 19

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**350.000**	**0**	**0**	**0**	**0**	**0**	**350.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	350.000	0	0	0	0	0	350.000
407	02	01	00	Transferencias corrientes al exterior	350.000	0	0	0	0	0	350.000
407	02	01	04	Transferencias corrientes a organismos internacionales	350.000	0	0	0	0	0	350.000
				- I0199 Parlamento Amazonico Internacional	350.000	0	0	0	0	0	350.000
				Totales	**350.000**	**0**	**0**	**0**	**0**	**0**	**350.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114562 010043000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN DE INSTANCIAS INTERNACIONALES Y NACIONALES A FIN DE QUE GENEREN POSICIÓN A FAVOR DE LA PRESERVACIÓN DE LAS ETNIAS INDÍGENAS Y EL MEDIO AMBIENTE EN EL AMAZONAS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 19

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010043001 RELACIONES PARLAMENTARIAS PARA FORTALECER LA INTEGRACIÓN DE LA REGIÓN AMAZONÍCA

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 14

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**418.430**	**0**	**0**	**0**	**0**	0	**418.430**
401	01	00	00	Sueldos, salarios y otras retribuciones	120.000	0	0	0	0	0	120.000
401	01	18	00	Remuneraciones al personal contratado	120.000	0	0	0	0	0	120.000
401	04	00	00	Complementos de sueldos y salarios	172.800	0	0	0	0	0	172.800
401	04	06	00	Complemento a empleados por comisión de servicios	31.200	0	0	0	0	0	31.200
401	04	26	00	Bono compensatorio de alimentación al personal contratado	43.200	0	0	0	0	0	43.200
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	98.400	0	0	0	0	0	98.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	81.630	0	0	0	0	0	81.630
401	05	07	00	Aguinaldos al personal contratado	60.000	0	0	0	0	0	60.000
401	05	08	00	Bono vacacional al personal contratado	21.630	0	0	0	0	0	21.630
401	08	00	00	Prestaciones sociales e indemnizaciones	20.000	0	0	0	0	0	20.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	20.000	0	0	0	0	0	20.000
401	96	00	00	Otros gastos del personal empleado	24.000	0	0	0	0	0	24.000
401	96	01	00	Otros gastos del personal empleado	24.000	0	0	0	0	0	24.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**79.223**	**0**	**0**	**0**	**0**	0	**79.223**
402	01	00	00	Productos alimenticios y agropecuarios	18.490	0	0	0	0	0	18.490
402	01	01	00	Alimentos y bebidas para personas	18.490	0	0	0	0	0	18.490
402	04	00	00	Productos de cuero y caucho	13.200	0	0	0	0	0	13.200
402	04	03	00	Cauchos y tripas para vehículos	13.200	0	0	0	0	0	13.200
402	05	00	00	Productos de papel, cartón e impresos	7.437	0	0	0	0	0	7.437
402	05	01	00	Pulpa de madera, papel y cartón	2.458	0	0	0	0	0	2.458
402	05	03	00	Productos de papel y cartón para oficina	4.979	0	0	0	0	0	4.979
402	06	00	00	Productos químicos y derivados	6.407	0	0	0	0	0	6.407
402	06	03	00	Tintas, pinturas y colorantes	4.643	0	0	0	0	0	4.643

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114562 010043000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN DE INSTANCIAS INTERNACIONALES Y NACIONALES A FIN DE QUE GENEREN POSICIÓN A FAVOR DE LA PRESERVACIÓN DE LAS ETNIAS INDÍGENAS Y EL MEDIO AMBIENTE EN EL AMAZONAS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 19

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010043001 RELACIONES PARLAMENTARIAS PARA FORTALECER LA INTEGRACIÓN DE LA REGIÓN AMAZONÍCA

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 14

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	06	06	00	Combustibles y lubricantes	1.764	0	0	0	0	0	1.764
402	10	00	00	Productos varios y útiles diversos	33.689	0	0	0	0	0	33.689
402	10	02	00	Materiales y útiles de limpieza y aseo	1.845	0	0	0	0	0	1.845
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.467	0	0	0	0	0	4.467
402	10	06	00	Condecoraciones, ofrendas y similares	7.200	0	0	0	0	0	7.200
402	10	08	00	Materiales para equipos de computación	12.120	0	0	0	0	0	12.120
402	10	11	00	Materiales eléctricos	1.680	0	0	0	0	0	1.680
402	10	99	00	Otros productos y útiles diversos	6.377	0	0	0	0	0	6.377
403	**00**	**00**	**00**	**Servicios no personales**	**381.815**	**0**	**0**	**0**	**0**	0	**381.815**
403	04	00	00	Servicios básicos	9.600	0	0	0	0	0	9.600
403	04	04	00	Teléfonos	9.600	0	0	0	0	0	9.600
403	06	00	00	Servicios de transporte y almacenaje	1.200	0	0	0	0	0	1.200
403	06	03	00	Estacionamiento	1.200	0	0	0	0	0	1.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	117.900	0	0	0	0	0	117.900
403	07	02	00	Imprenta y reproducción	66.900	0	0	0	0	0	66.900
403	07	03	00	Relaciones sociales	19.800	0	0	0	0	0	19.800
403	07	04	00	Avisos	31.200	0	0	0	0	0	31.200
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	32.000	0	0	0	0	0	32.000
403	08	01	00	Primas y gastos de seguros	32.000	0	0	0	0	0	32.000
403	09	00	00	Viáticos y pasajes	193.995	0	0	0	0	0	193.995
403	09	01	00	Viáticos y pasajes dentro del país	49.770	0	0	0	0	0	49.770
403	09	02	00	Viáticos y pasajes fuera del país	144.225	0	0	0	0	0	144.225
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	12.000	0	0	0	0	0	12.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.000	0	0	0	0	0	12.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114562 010043000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN DE INSTANCIAS INTERNACIONALES Y NACIONALES A FIN DE QUE GENEREN POSICIÓN A FAVOR DE LA PRESERVACIÓN DE LAS ETNIAS INDÍGENAS Y EL MEDIO AMBIENTE EN EL AMAZONAS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 19

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010043001 RELACIONES PARLAMENTARIAS PARA FORTALECER LA INTEGRACIÓN DE LA REGIÓN AMAZONÍCA

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 14

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	9.600	0	0	0	0	0	9.600
403	18	01	00	Impuesto al valor agregado	9.600	0	0	0	0	0	9.600
403	99	00	00	Otros servicios no personales	5.520	0	0	0	0	0	5.520
403	99	01	00	Otros servicios no personales	5.520	0	0	0	0	0	5.520
404	**00**	**00**	**00**	**Activos reales**	**12.532**	**0**	**0**	**0**	**0**	0	**12.532**
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.969	0	0	0	0	0	3.969
404	05	01	00	Equipos de telecomunicaciones	3.969	0	0	0	0	0	3.969
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.563	0	0	0	0	0	8.563
404	09	03	00	Mobiliario y equipos de alojamiento	8.563	0	0	0	0	0	8.563
407	**00**	**00**	**00**	**Transferencias y donaciones**	**350.000**	**0**	**0**	**0**	**0**	0	**350.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	350.000	0	0	0	0	0	350.000
407	02	01	00	Transferencias corrientes al exterior	350.000	0	0	0	0	0	350.000
407	02	01	04	Transferencias corrientes a organismos internacionales	350.000	0	0	0	0	0	350.000
				Totales	**1.242.000**	**0**	**0**	**0**	**0**	0	**1.242.000**

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114562 010043000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN DE INSTANCIAS INTERNACIONALES Y NACIONALES A FIN DE QUE GENEREN POSICIÓN A FAVOR DE LA PRESERVACIÓN DE LAS ETNIAS INDÍGENAS Y EL MEDIO AMBIENTE EN EL AMAZONAS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 19

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010043002 APOYO INSTITUCIONAL DE LOS GASTOS DE PERSONAL Y FUNCIONAMIENTO

UNIDAD DE MEDIDA: *INFORME* **META:** 5

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**436.426**	**0**	**0**	**0**	**0**	0	**436.426**
401	01	00	00	Sueldos, salarios y otras retribuciones	148.800	0	0	0	0	0	148.800
401	01	18	00	Remuneraciones al personal contratado	148.800	0	0	0	0	0	148.800
401	04	00	00	Complementos de sueldos y salarios	72.000	0	0	0	0	0	72.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	72.000	0	0	0	0	0	72.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	101.220	0	0	0	0	0	101.220
401	05	07	00	Aguinaldos al personal contratado	74.400	0	0	0	0	0	74.400
401	05	08	00	Bono vacacional al personal contratado	26.820	0	0	0	0	0	26.820
401	06	00	00	Aportes patronales y legales	18.600	0	0	0	0	0	18.600
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	13.392	0	0	0	0	0	13.392
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	2.976	0	0	0	0	0	2.976
401	06	95	00	Otros aportes legales por personal contratado	2.232	0	0	0	0	0	2.232
401	07	00	00	Asistencia socio-económica	71.006	0	0	0	0	0	71.006
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	25.296	0	0	0	0	0	25.296
401	07	33	00	Asistencia socio-económica al personal contratado	45.710	0	0	0	0	0	45.710
401	08	00	00	Prestaciones sociales e indemnizaciones	24.800	0	0	0	0	0	24.800
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	24.800	0	0	0	0	0	24.800
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**158.435**	**0**	**0**	**0**	**0**	0	**158.435**
402	01	00	00	Productos alimenticios y agropecuarios	25.834	0	0	0	0	0	25.834
402	01	01	00	Alimentos y bebidas para personas	25.834	0	0	0	0	0	25.834
402	03	00	00	Textiles y vestuarios	40.876	0	0	0	0	0	40.876
402	03	02	00	Prendas de vestir	28.976	0	0	0	0	0	28.976
402	03	03	00	Calzados	11.900	0	0	0	0	0	11.900
402	04	00	00	Productos de cuero y caucho	8.800	0	0	0	0	0	8.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114562 010043000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN DE INSTANCIAS INTERNACIONALES Y NACIONALES A FIN DE QUE GENEREN POSICIÓN A FAVOR DE LA PRESERVACIÓN DE LAS ETNIAS INDÍGENAS Y EL MEDIO AMBIENTE EN EL AMAZONAS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 19

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010043002 APOYO INSTITUCIONAL DE LOS GASTOS DE PERSONAL Y FUNCIONAMIENTO

UNIDAD DE MEDIDA: INFORME **META:** 5

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	8.800	0	0	0	0	0	8.800
402	05	00	00	Productos de papel, cartón e impresos	6.434	0	0	0	0	0	6.434
402	05	03	00	Productos de papel y cartón para oficina	4.434	0	0	0	0	0	4.434
402	05	04	00	Libros, revistas y periódicos	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	11.304	0	0	0	0	0	11.304
402	06	03	00	Tintas, pinturas y colorantes	11.304	0	0	0	0	0	11.304
402	10	00	00	Productos varios y útiles diversos	65.187	0	0	0	0	0	65.187
402	10	02	00	Materiales y útiles de limpieza y aseo	3.525	0	0	0	0	0	3.525
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.810	0	0	0	0	0	3.810
402	10	06	00	Condecoraciones, ofrendas y similares	11.970	0	0	0	0	0	11.970
402	10	08	00	Materiales para equipos de computación	30.080	0	0	0	0	0	30.080
402	10	11	00	Materiales eléctricos	5.616	0	0	0	0	0	5.616
402	10	99	00	Otros productos y útiles diversos	10.186	0	0	0	0	0	10.186
403	**00**	**00**	**00**	**Servicios no personales**	**36.300**	**0**	**0**	**0**	**0**	0	**36.300**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	0	1.000
403	06	03	00	Estacionamiento	1.000	0	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.600	0	0	0	0	0	15.600
403	07	03	00	Relaciones sociales	15.600	0	0	0	0	0	15.600
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	15.000	0	0	0	0	0	15.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	15.000	0	0	0	0	0	15.000
403	18	00	00	Impuestos indirectos	4.700	0	0	0	0	0	4.700
403	18	01	00	Impuesto al valor agregado	4.700	0	0	0	0	0	4.700
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.000**	**0**	**0**	**0**	**0**	0	**10.000**
407	01	00	00	Transferencias y donaciones corrientes internas	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114562 010043000 GESTIÓN DEL PARLAMENTO AMAZÓNICO

OBJETIVO DEL PROYECTO: PROMOVER LA PARTICIPACIÓN DE INSTANCIAS INTERNACIONALES Y NACIONALES A FIN DE QUE GENEREN POSICIÓN A FAVOR DE LA PRESERVACIÓN DE LAS ETNIAS INDÍGENAS Y EL MEDIO AMBIENTE EN EL AMAZONAS.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 19

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 010043002 APOYO INSTITUCIONAL DE LOS GASTOS DE PERSONAL Y FUNCIONAMIENTO

UNIDAD DE MEDIDA: *INFORME*

META: 5

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO AMAZÓNICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
407	01	02	00	Donaciones corrientes internas al sector privado	10.000	0	0	0	0	0	10.000
407	01	02	01	Donaciones corrientes a personas	10.000	0	0	0	0	0	10.000
				Totales	**641.161**	**0**	**0**	**0**	**0**	0	**641.161**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114544 010044000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA COMO PROPÓSITO COMÚN DE LOS PAÍSES DE LA REGIÓN, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL Y AMBIENTAL, ASÍ COMO, EL PROGRESO CULTURAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 483

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**23.191.015**	**0**	**0**	**0**	**0**	**0**	**23.191.015**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.085.588	0	0	0	0	0	9.085.588
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.655.548	0	0	0	0	0	4.655.548
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.343.584	0	0	0	0	0	1.343.584
401	01	18	00	Remuneraciones al personal contratado	1.685.024	0	0	0	0	0	1.685.024
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	15.000	0	0	0	0	0	15.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.305.432	0	0	0	0	0	1.305.432
401	01	99	00	Otras retribuciones	81.000	0	0	0	0	0	81.000
401	03	00	00	Primas	945.020	0	0	0	0	0	945.020
401	03	02	00	Primas de transporte a empleados	144.180	0	0	0	0	0	144.180
401	03	04	00	Primas por hijos a empleados	38.448	0	0	0	0	0	38.448
401	03	08	00	Primas de profesionalización a empleados	127.680	0	0	0	0	0	127.680
401	03	09	00	Primas por antigüedad a empleados	449.684	0	0	0	0	0	449.684
401	03	17	00	Primas de transporte a obreros	63.180	0	0	0	0	0	63.180
401	03	19	00	Primas por hijos de obreros	21.600	0	0	0	0	0	21.600
401	03	21	00	Primas por antigüedad a obreros	69.612	0	0	0	0	0	69.612
401	03	47	00	Primas al personal de alto nivel y de dirección	30.636	0	0	0	0	0	30.636
401	04	00	00	Complementos de sueldos y salarios	2.545.800	0	0	0	0	0	2.545.800
401	04	06	00	Complemento a empleados por comisión de servicios	60.000	0	0	0	0	0	60.000
401	04	08	00	Bono compensatorio de alimentación a empleados	972.000	0	0	0	0	0	972.000
401	04	18	00	Bono compensatorio de alimentación a obreros	421.200	0	0	0	0	0	421.200
401	04	26	00	Bono compensatorio de alimentación al personal contratado	183.600	0	0	0	0	0	183.600
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	432.000	0	0	0	0	0	432.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	477.000	0	0	0	0	0	477.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.289.539	0	0	0	0	0	2.289.539
401	05	01	00	Aguinaldos a empleados	200.000	0	0	0	0	0	200.000
401	05	03	00	Bono vacacional a empleados	1.172.388	0	0	0	0	0	1.172.388
401	05	04	00	Aguinaldos a obreros	100.000	0	0	0	0	0	100.000
401	05	06	00	Bono vacacional a obreros	312.513	0	0	0	0	0	312.513

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114544 010044000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA COMO PROPÓSITO COMÚN DE LOS PAÍSES DE LA REGIÓN, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL Y AMBIENTAL, ASÍ COMO, EL PROGRESO CULTURAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 483

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	07	00	Aguinaldos al personal contratado	100.000	0	0	0	0	0	100.000
401	05	08	00	Bono vacacional al personal contratado	117.939	0	0	0	0	0	117.939
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	100.000	0	0	0	0	0	100.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	186.699	0	0	0	0	0	186.699
401	06	00	00	Aportes patronales y legales	781.157	0	0	0	0	0	781.157
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	306.411	0	0	0	0	0	306.411
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	68.091	0	0	0	0	0	68.091
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	85.504	0	0	0	0	0	85.504
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	83.715	0	0	0	0	0	83.715
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	18.606	0	0	0	0	0	18.606
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	23.172	0	0	0	0	0	23.172
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	52.720	0	0	0	0	0	52.720
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	12.210	0	0	0	0	0	12.210
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	81.339	0	0	0	0	0	81.339
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	20.043	0	0	0	0	0	20.043
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	18.075	0	0	0	0	0	18.075
401	06	95	00	Otros aportes legales por personal contratado	11.271	0	0	0	0	0	11.271
401	07	00	00	Asistencia socio-económica	5.258.900	0	0	0	0	0	5.258.900
401	07	01	00	Capacitación y adiestramiento a empleados	20.000	0	0	0	0	0	20.000
401	07	02	00	Becas a empleados	380.477	0	0	0	0	0	380.477
401	07	03	00	Ayudas por matrimonio a empleados	4.000	0	0	0	0	0	4.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	0	2.000
401	07	05	00	Ayudas por defunción a empleados	4.000	0	0	0	0	0	4.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	726.784	0	0	0	0	0	726.784
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.208.214	0	0	0	0	0	1.208.214
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	90.351	0	0	0	0	0	90.351
401	07	10	00	Dotación de uniformes a empleados	358.680	0	0	0	0	0	358.680

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114544 010044000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA COMO PROPÓSITO COMÚN DE LOS PAÍSES DE LA REGIÓN, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL Y AMBIENTAL, ASÍ COMO, EL PROGRESO CULTURAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 483

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	12.840	0	0	0	0	0	12.840
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	42.845	0	0	0	0	0	42.845
401	07	17	00	Capacitación y adiestramiento a obreros	20.000	0	0	0	0	0	20.000
401	07	18	00	Becas a obreros	207.111	0	0	0	0	0	207.111
401	07	19	00	Ayudas por matrimonio de obreros	2.000	0	0	0	0	0	2.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.000	0	0	0	0	0	2.000
401	07	21	00	Ayudas por defunción a obreros	4.000	0	0	0	0	0	4.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	262.612	0	0	0	0	0	262.612
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	501.552	0	0	0	0	0	501.552
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	44.565	0	0	0	0	0	44.565
401	07	26	00	Dotación de uniformes a obreros	252.840	0	0	0	0	0	252.840
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	12.840	0	0	0	0	0	12.840
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	22.591	0	0	0	0	0	22.591
401	07	33	00	Asistencia socio-económica al personal contratado	190.539	0	0	0	0	0	190.539
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	10.000	0	0	0	0	0	10.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	4.000	0	0	0	0	0	4.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	4.000	0	0	0	0	0	4.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	170.347	0	0	0	0	0	170.347
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	214.791	0	0	0	0	0	214.791
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	51.393	0	0	0	0	0	51.393
401	07	96	00	Otras subvenciones a empleados	289.092	0	0	0	0	0	289.092
401	07	97	00	Otras subvenciones a obreros	140.436	0	0	0	0	0	140.436
401	08	00	00	Prestaciones sociales e indemnizaciones	2.268.011	0	0	0	0	0	2.268.011
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.487.691	0	0	0	0	0	1.487.691
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	425.823	0	0	0	0	0	425.823
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	97.791	0	0	0	0	0	97.791
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	256.706	0	0	0	0	0	256.706

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114544 010044000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA COMO PROPÓSITO COMÚN DE LOS PAÍSES DE LA REGIÓN, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL Y AMBIENTAL, ASÍ COMO, EL PROGRESO CULTURAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 483

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	96	00	00	Otros gastos del personal empleado	9.000	0	0	0	0	0	9.000
401	96	01	00	Otros gastos del personal empleado	9.000	0	0	0	0	0	9.000
401	97	00	00	Otros gastos del personal obrero	8.000	0	0	0	0	0	8.000
401	97	01	00	Otros gastos del personal obrero	8.000	0	0	0	0	0	8.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.851.232**	**0**	**0**	**0**	**0**	**0**	**1.851.232**
402	01	00	00	Productos alimenticios y agropecuarios	232.338	0	0	0	0	0	232.338
402	01	01	00	Alimentos y bebidas para personas	231.801	0	0	0	0	0	231.801
402	01	03	00	Productos agrícolas y pecuarios	537	0	0	0	0	0	537
402	03	00	00	Textiles y vestuarios	19.182	0	0	0	0	0	19.182
402	03	02	00	Prendas de vestir	19.182	0	0	0	0	0	19.182
402	04	00	00	Productos de cuero y caucho	83.720	0	0	0	0	0	83.720
402	04	03	00	Cauchos y tripas para vehículos	83.720	0	0	0	0	0	83.720
402	05	00	00	Productos de papel, cartón e impresos	521.727	0	0	0	0	0	521.727
402	05	01	00	Pulpa de madera, papel y cartón	145.550	0	0	0	0	0	145.550
402	05	02	00	Envases y cajas de papel y cartón	10.919	0	0	0	0	0	10.919
402	05	03	00	Productos de papel y cartón para oficina	189.068	0	0	0	0	0	189.068
402	05	04	00	Libros, revistas y periódicos	55.891	0	0	0	0	0	55.891
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	120.299	0	0	0	0	0	120.299
402	06	00	00	Productos químicos y derivados	377.605	0	0	0	0	0	377.605
402	06	03	00	Tintas, pinturas y colorantes	213.493	0	0	0	0	0	213.493
402	06	04	00	Productos farmacéuticos y medicamentos	25.115	0	0	0	0	0	25.115
402	06	05	00	Productos de tocador	1.725	0	0	0	0	0	1.725
402	06	06	00	Combustibles y lubricantes	41.400	0	0	0	0	0	41.400
402	06	08	00	Productos plásticos	95.872	0	0	0	0	0	95.872
402	07	00	00	Productos minerales no metálicos	5.109	0	0	0	0	0	5.109
402	07	02	00	Vidrios y productos de vidrio	5.109	0	0	0	0	0	5.109
402	08	00	00	Productos metálicos	79.967	0	0	0	0	0	79.967
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	44.432	0	0	0	0	0	44.432
402	08	09	00	Repuestos y accesorios para equipos de transporte	14.707	0	0	0	0	0	14.707

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114544 010044000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA COMO PROPÓSITO COMÚN DE LOS PAÍSES DE LA REGIÓN, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL Y AMBIENTAL, ASÍ COMO, EL PROGRESO CULTURAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 483

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	20.828	0	0	0	0	0	20.828
402	10	00	00	Productos varios y útiles diversos	531.584	0	0	0	0	0	531.584
402	10	02	00	Materiales y útiles de limpieza y aseo	67.145	0	0	0	0	0	67.145
402	10	03	00	Utensilios de cocina y comedor	17.812	0	0	0	0	0	17.812
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	127.520	0	0	0	0	0	127.520
402	10	06	00	Condecoraciones, ofrendas y similares	60.996	0	0	0	0	0	60.996
402	10	07	00	Productos de seguridad en el trabajo	2.148	0	0	0	0	0	2.148
402	10	08	00	Materiales para equipos de computación	132.625	0	0	0	0	0	132.625
402	10	11	00	Materiales eléctricos	39.249	0	0	0	0	0	39.249
402	10	12	00	Materiales para instalaciones sanitarias	8.970	0	0	0	0	0	8.970
402	10	99	00	Otros productos y útiles diversos	75.119	0	0	0	0	0	75.119
403	**00**	**00**	**00**	**Servicios no personales**	**4.696.840**	**0**	**0**	**0**	**0**	**0**	**4.696.840**
403	01	00	00	Alquileres de inmuebles	261.000	0	0	0	0	0	261.000
403	01	01	00	Alquileres de edificios y locales	261.000	0	0	0	0	0	261.000
403	04	00	00	Servicios básicos	352.396	0	0	0	0	0	352.396
403	04	01	00	Electricidad	36.000	0	0	0	0	0	36.000
403	04	04	00	Teléfonos	168.000	0	0	0	0	0	168.000
403	04	05	00	Servicio de comunicaciones	57.205	0	0	0	0	0	57.205
403	04	06	00	Servicio de aseo urbano y domiciliario	40.000	0	0	0	0	0	40.000
403	04	07	00	Servicio de condominio	51.191	0	0	0	0	0	51.191
403	07	00	00	Servicios de información, impresión y relaciones públicas	949.132	0	0	0	0	0	949.132
403	07	01	00	Publicidad y propaganda	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	100.904	0	0	0	0	0	100.904
403	07	03	00	Relaciones sociales	466.440	0	0	0	0	0	466.440
403	07	04	00	Avisos	361.788	0	0	0	0	0	361.788
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	164.400	0	0	0	0	0	164.400
403	08	01	00	Primas y gastos de seguros	150.000	0	0	0	0	0	150.000
403	08	02	00	Comisiones y gastos bancarios	14.400	0	0	0	0	0	14.400
403	09	00	00	Viáticos y pasajes	1.475.462	0	0	0	0	0	1.475.462

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114544 010044000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA COMO PROPÓSITO COMÚN DE LOS PAÍSES DE LA REGIÓN, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL Y AMBIENTAL, ASÍ COMO, EL PROGRESO CULTURAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 483

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	202.500	0	0	0	0	0	202.500
403	09	02	00	Viáticos y pasajes fuera del país	1.272.962	0	0	0	0	0	1.272.962
403	10	00	00	Servicios profesionales y técnicos	123.759	0	0	0	0	0	123.759
403	10	07	00	Servicios de capacitación y adiestramiento	82.468	0	0	0	0	0	82.468
403	10	09	00	Servicios de lavandería y tintorería	1.291	0	0	0	0	0	1.291
403	10	99	00	Otros servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	284.530	0	0	0	0	0	284.530
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	148.731	0	0	0	0	0	148.731
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	49.335	0	0	0	0	0	49.335
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	86.464	0	0	0	0	0	86.464
403	12	00	00	Conservación y reparaciones menores de obras	64.000	0	0	0	0	0	64.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	64.000	0	0	0	0	0	64.000
403	18	00	00	Impuestos indirectos	687.319	0	0	0	0	0	687.319
403	18	01	00	Impuesto al valor agregado	687.319	0	0	0	0	0	687.319
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	47.304	0	0	0	0	0	47.304
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	47.304	0	0	0	0	0	47.304
403	99	00	00	Otros servicios no personales	287.538	0	0	0	0	0	287.538
403	99	01	00	Otros servicios no personales	287.538	0	0	0	0	0	287.538
404	**00**	**00**	**00**	**Activos reales**	**532.520**	**0**	**0**	**0**	**0**	**0**	**532.520**
404	01	00	00	Repuestos y reparaciones mayores	5.000	0	0	0	0	0	5.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	5.000	0	0	0	0	0	5.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	90.000	0	0	0	0	0	90.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	90.000	0	0	0	0	0	90.000
404	04	00	00	Equipos de transporte, tracción y elevación	2.000	0	0	0	0	0	2.000
404	04	05	00	Vehículos de tracción no motorizados	2.000	0	0	0	0	0	2.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	56.114	0	0	0	0	0	56.114
404	05	01	00	Equipos de telecomunicaciones	56.114	0	0	0	0	0	56.114

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114544 010044000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA COMO PROPÓSITO COMÚN DE LOS PAÍSES DE LA REGIÓN, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL Y AMBIENTAL, ASÍ COMO, EL PROGRESO CULTURAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 483

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	26.849	0	0	0	0	0	26.849
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	26.849	0	0	0	0	0	26.849
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	269.591	0	0	0	0	0	269.591
404	09	01	00	Mobiliario y equipos de oficina	140.871	0	0	0	0	0	140.871
404	09	02	00	Equipos de computación	80.041	0	0	0	0	0	80.041
404	09	03	00	Mobiliario y equipos de alojamiento	46.949	0	0	0	0	0	46.949
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.730	0	0	0	0	0	1.730
404	12	00	00	Activos intangibles	69.966	0	0	0	0	0	69.966
404	12	04	00	Paquetes y programas de computación	69.966	0	0	0	0	0	69.966
404	99	00	00	Otros activos reales	13.000	0	0	0	0	0	13.000
404	99	01	00	Otros activos reales	13.000	0	0	0	0	0	13.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**247.348**	**0**	**0**	**0**	**0**	**0**	**247.348**
407	01	00	00	Transferencias y donaciones corrientes internas	75.348	0	0	0	0	0	75.348
407	01	02	00	Donaciones corrientes internas al sector privado	75.348	0	0	0	0	0	75.348
407	01	02	01	Donaciones corrientes a personas	75.348	0	0	0	0	0	75.348
407	02	00	00	Transferencias y donaciones corrientes al exterior	172.000	0	0	0	0	0	172.000
407	02	01	00	Transferencias corrientes al exterior	172.000	0	0	0	0	0	172.000
407	02	01	04	Transferencias corrientes a organismos internacionales	172.000	0	0	0	0	0	172.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**240.500**	**0**	**0**	**0**	**0**	**0**	**240.500**
411	11	00	00	Obligaciones de ejercicios anteriores	240.500	0	0	0	0	0	240.500
411	11	04	00	Compromisos pendientes de ejercicios anteriores	240.500	0	0	0	0	0	240.500
				Totales	**30.759.455**	**0**	**0**	**0**	**0**	**0**	**30.759.455**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114544 010044000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA COMO PROPÓSITO COMÚN DE LOS PAÍSES DE LA REGIÓN, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL Y AMBIENTAL, ASÍ COMO, EL PROGRESO CULTURAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 483

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**172.000**	**0**	**0**	**0**	**0**	**0**	**172.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	172.000	0	0	0	0	0	172.000
407	02	01	00	Transferencias corrientes al exterior	172.000	0	0	0	0	0	172.000
407	02	01	04	Transferencias corrientes a organismos internacionales	172.000	0	0	0	0	0	172.000
				- I0242 Parlamento Latinoamericano Internacional	172.000	0	0	0	0	0	172.000
				Totales	**172.000**	**0**	**0**	**0**	**0**	**0**	**172.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114544 010044000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA COMO PROPÓSITO COMÚN DE LOS PAÍSES DE LA REGIÓN, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL Y AMBIENTAL, ASÍ COMO, EL PROGRESO CULTURAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 483

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010044001 RELACIONES PARLAMENTARIAS PARA FORTALECER LA INTEGRACIÓN DE LA REGIÓN LATINOAMERICANA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 234

RESPONSABLE/EJECUTOR: PARLAMENTO LATINOAMERICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**23.191.015**	**0**	**0**	**0**	**0**	0	**23.191.015**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.085.588	0	0	0	0	0	9.085.588
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.655.548	0	0	0	0	0	4.655.548
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.343.584	0	0	0	0	0	1.343.584
401	01	18	00	Remuneraciones al personal contratado	1.685.024	0	0	0	0	0	1.685.024
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	15.000	0	0	0	0	0	15.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.305.432	0	0	0	0	0	1.305.432
401	01	99	00	Otras retribuciones	81.000	0	0	0	0	0	81.000
401	03	00	00	Primas	945.020	0	0	0	0	0	945.020
401	03	02	00	Primas de transporte a empleados	144.180	0	0	0	0	0	144.180
401	03	04	00	Primas por hijos a empleados	38.448	0	0	0	0	0	38.448
401	03	08	00	Primas de profesionalización a empleados	127.680	0	0	0	0	0	127.680
401	03	09	00	Primas por antigüedad a empleados	449.684	0	0	0	0	0	449.684
401	03	17	00	Primas de transporte a obreros	63.180	0	0	0	0	0	63.180
401	03	19	00	Primas por hijos de obreros	21.600	0	0	0	0	0	21.600
401	03	21	00	Primas por antigüedad a obreros	69.612	0	0	0	0	0	69.612
401	03	47	00	Primas al personal de alto nivel y de dirección	30.636	0	0	0	0	0	30.636
401	04	00	00	Complementos de sueldos y salarios	2.545.800	0	0	0	0	0	2.545.800
401	04	06	00	Complemento a empleados por comisión de servicios	60.000	0	0	0	0	0	60.000
401	04	08	00	Bono compensatorio de alimentación a empleados	972.000	0	0	0	0	0	972.000
401	04	18	00	Bono compensatorio de alimentación a obreros	421.200	0	0	0	0	0	421.200
401	04	26	00	Bono compensatorio de alimentación al personal contratado	183.600	0	0	0	0	0	183.600
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	432.000	0	0	0	0	0	432.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	477.000	0	0	0	0	0	477.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114544 010044000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA COMO PROPÓSITO COMÚN DE LOS PAÍSES DE LA REGIÓN, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL Y AMBIENTAL, ASÍ COMO, EL PROGRESO CULTURAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 483

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010044001 RELACIONES PARLAMENTARIAS PARA FORTALECER LA INTEGRACIÓN DE LA REGIÓN LATINOAMERICANA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 234

RESPONSABLE/EJECUTOR: PARLAMENTO LATINOAMERICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.289.539	0	0	0	0	0	2.289.539
401	05	01	00	Aguinaldos a empleados	200.000	0	0	0	0	0	200.000
401	05	03	00	Bono vacacional a empleados	1.172.388	0	0	0	0	0	1.172.388
401	05	04	00	Aguinaldos a obreros	100.000	0	0	0	0	0	100.000
401	05	06	00	Bono vacacional a obreros	312.513	0	0	0	0	0	312.513
401	05	07	00	Aguinaldos al personal contratado	100.000	0	0	0	0	0	100.000
401	05	08	00	Bono vacacional al personal contratado	117.939	0	0	0	0	0	117.939
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	100.000	0	0	0	0	0	100.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	186.699	0	0	0	0	0	186.699
401	06	00	00	Aportes patronales y legales	781.157	0	0	0	0	0	781.157
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	306.411	0	0	0	0	0	306.411
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	68.091	0	0	0	0	0	68.091
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	85.504	0	0	0	0	0	85.504
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	83.715	0	0	0	0	0	83.715
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	18.606	0	0	0	0	0	18.606
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	23.172	0	0	0	0	0	23.172
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	52.720	0	0	0	0	0	52.720
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	12.210	0	0	0	0	0	12.210
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	81.339	0	0	0	0	0	81.339
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	20.043	0	0	0	0	0	20.043
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	18.075	0	0	0	0	0	18.075
401	06	95	00	Otros aportes legales por personal contratado	11.271	0	0	0	0	0	11.271
401	07	00	00	Asistencia socio-económica	5.258.900	0	0	0	0	0	5.258.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114544 010044000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA COMO PROPÓSITO COMÚN DE LOS PAÍSES DE LA REGIÓN, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL Y AMBIENTAL, ASÍ COMO, EL PROGRESO CULTURAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 483

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010044001 RELAÇIONES PARLAMENTARIAS PARA FORTALECER LA INTEGRACIÓN DE LA REGIÓN LATINOAMERICANA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 234

RESPONSABLE/EJECUTOR: PARLAMENTO LATINOAMERICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	01	00	Capacitación y adiestramiento a empleados	20.000	0	0	0	0	0	20.000
401	07	02	00	Becas a empleados	380.477	0	0	0	0	0	380.477
401	07	03	00	Ayudas por matrimonio a empleados	4.000	0	0	0	0	0	4.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	0	2.000
401	07	05	00	Ayudas por defunción a empleados	4.000	0	0	0	0	0	4.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	726.784	0	0	0	0	0	726.784
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.208.214	0	0	0	0	0	1.208.214
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	90.351	0	0	0	0	0	90.351
401	07	10	00	Dotación de uniformes a empleados	358.680	0	0	0	0	0	358.680
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	12.840	0	0	0	0	0	12.840
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	42.845	0	0	0	0	0	42.845
401	07	17	00	Capacitación y adiestramiento a obreros	20.000	0	0	0	0	0	20.000
401	07	18	00	Becas a obreros	207.111	0	0	0	0	0	207.111
401	07	19	00	Ayudas por matrimonio de obreros	2.000	0	0	0	0	0	2.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.000	0	0	0	0	0	2.000
401	07	21	00	Ayudas por defunción a obreros	4.000	0	0	0	0	0	4.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	262.612	0	0	0	0	0	262.612
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	501.552	0	0	0	0	0	501.552
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	44.565	0	0	0	0	0	44.565
401	07	26	00	Dotación de uniformes a obreros	252.840	0	0	0	0	0	252.840
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	12.840	0	0	0	0	0	12.840
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	22.591	0	0	0	0	0	22.591
401	07	33	00	Asistencia socio-económica al personal contratado	190.539	0	0	0	0	0	190.539

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114544 010044000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA COMO PROPÓSITO COMÚN DE LOS PAÍSES DE LA REGIÓN, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL Y AMBIENTAL, ASÍ COMO, EL PROGRESO CULTURAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 483

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010044001 RELACIONES PARLAMENTARIAS PARA FORTALECER LA INTEGRACIÓN DE LA REGIÓN LATINOAMERICANA.

UNIDAD DE MEDIDA: *INFORME / EVENTO* **META:** 234

RESPONSABLE/EJECUTOR: PARLAMENTO LATINOAMERICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	10.000	0	0	0	0	0	10.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	4.000	0	0	0	0	0	4.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	2.000	0	0	0	0	0	2.000
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	4.000	0	0	0	0	0	4.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	170.347	0	0	0	0	0	170.347
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	214.791	0	0	0	0	0	214.791
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	51.393	0	0	0	0	0	51.393
401	07	96	00	Otras subvenciones a empleados	289.092	0	0	0	0	0	289.092
401	07	97	00	Otras subvenciones a obreros	140.436	0	0	0	0	0	140.436
401	08	00	00	Prestaciones sociales e indemnizaciones	2.268.011	0	0	0	0	0	2.268.011
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.487.691	0	0	0	0	0	1.487.691
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	425.823	0	0	0	0	0	425.823
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	97.791	0	0	0	0	0	97.791
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	256.706	0	0	0	0	0	256.706
401	96	00	00	Otros gastos del personal empleado	9.000	0	0	0	0	0	9.000
401	96	01	00	Otros gastos del personal empleado	9.000	0	0	0	0	0	9.000
401	97	00	00	Otros gastos del personal obrero	8.000	0	0	0	0	0	8.000
401	97	01	00	Otros gastos del personal obrero	8.000	0	0	0	0	0	8.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**305.471**	**0**	**0**	**0**	**0**	0	**305.471**
402	01	00	00	Productos alimenticios y agropecuarios	84.000	0	0	0	0	0	84.000
402	01	01	00	Alimentos y bebidas para personas	84.000	0	0	0	0	0	84.000
402	05	00	00	Productos de papel, cartón e impresos	145.858	0	0	0	0	0	145.858
402	05	01	00	Pulpa de madera, papel y cartón	67.251	0	0	0	0	0	67.251
402	05	03	00	Productos de papel y cartón para oficina	11.383	0	0	0	0	0	11.383

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114544 010044000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA COMO PROPÓSITO COMÚN DE LOS PAÍSES DE LA REGIÓN, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL Y AMBIENTAL, ASÍ COMO, EL PROGRESO CULTURAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 483

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010044001 RELACIONES PARLAMENTARIAS PARA FORTALECER LA INTEGRACIÓN DE LA REGIÓN LATINOAMERICANA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 234

RESPONSABLE/EJECUTOR: PARLAMENTO LATINOAMERICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	04	00	Libros, revistas y periódicos	50.961	0	0	0	0	0	50.961
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	16.263	0	0	0	0	0	16.263
402	06	00	00	Productos químicos y derivados	31.755	0	0	0	0	0	31.755
402	06	04	00	Productos farmacéuticos y medicamentos	6.817	0	0	0	0	0	6.817
402	06	08	00	Productos plásticos	24.938	0	0	0	0	0	24.938
402	10	00	00	Productos varios y útiles diversos	43.858	0	0	0	0	0	43.858
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.686	0	0	0	0	0	20.686
402	10	06	00	Condecoraciones, ofrendas y similares	23.172	0	0	0	0	0	23.172
403	**00**	**00**	**00**	**Servicios no personales**	**2.925.009**	**0**	**0**	**0**	**0**	0	**2.925.009**
403	07	00	00	Servicios de información, impresión y relaciones públicas	837.041	0	0	0	0	0	837.041
403	07	02	00	Imprenta y reproducción	100.904	0	0	0	0	0	100.904
403	07	03	00	Relaciones sociales	466.440	0	0	0	0	0	466.440
403	07	04	00	Avisos	269.697	0	0	0	0	0	269.697
403	09	00	00	Viáticos y pasajes	1.475.462	0	0	0	0	0	1.475.462
403	09	01	00	Viáticos y pasajes dentro del país	202.500	0	0	0	0	0	202.500
403	09	02	00	Viáticos y pasajes fuera del país	1.272.962	0	0	0	0	0	1.272.962
403	18	00	00	Impuestos indirectos	301.764	0	0	0	0	0	301.764
403	18	01	00	Impuesto al valor agregado	301.764	0	0	0	0	0	301.764
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	47.304	0	0	0	0	0	47.304
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	47.304	0	0	0	0	0	47.304
403	99	00	00	Otros servicios no personales	263.438	0	0	0	0	0	263.438
403	99	01	00	Otros servicios no personales	263.438	0	0	0	0	0	263.438
				Totales	**26.421.495**	**0**	**0**	**0**	**0**	0	**26.421.495**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114544 010044000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA COMO PROPÓSITO COMÚN DE LOS PAÍSES DE LA REGIÓN, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL Y AMBIENTAL, ASÍ COMO, EL PROGRESO CULTURAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 483

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010044002 GASTOS ADMINISTRATIVOS DEL PARLAMENTO LATINOAMERICANO

UNIDAD DE MEDIDA: INFORME **META:** 249

RESPONSABLE/EJECUTOR: PARLAMENTO LATINOAMERICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.545.761**	**0**	**0**	**0**	**0**	0	**1.545.761**
402	01	00	00	Productos alimenticios y agropecuarios	148.338	0	0	0	0	0	148.338
402	01	01	00	Alimentos y bebidas para personas	147.801	0	0	0	0	0	147.801
402	01	03	00	Productos agrícolas y pecuarios	537	0	0	0	0	0	537
402	03	00	00	Textiles y vestuarios	19.182	0	0	0	0	0	19.182
402	03	02	00	Prendas de vestir	19.182	0	0	0	0	0	19.182
402	04	00	00	Productos de cuero y caucho	83.720	0	0	0	0	0	83.720
402	04	03	00	Cauchos y tripas para vehículos	83.720	0	0	0	0	0	83.720
402	05	00	00	Productos de papel, cartón e impresos	375.869	0	0	0	0	0	375.869
402	05	01	00	Pulpa de madera, papel y cartón	78.299	0	0	0	0	0	78.299
402	05	02	00	Envases y cajas de papel y cartón	10.919	0	0	0	0	0	10.919
402	05	03	00	Productos de papel y cartón para oficina	177.685	0	0	0	0	0	177.685
402	05	04	00	Libros, revistas y periódicos	4.930	0	0	0	0	0	4.930
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	104.036	0	0	0	0	0	104.036
402	06	00	00	Productos químicos y derivados	345.850	0	0	0	0	0	345.850
402	06	03	00	Tintas, pinturas y colorantes	213.493	0	0	0	0	0	213.493
402	06	04	00	Productos farmacéuticos y medicamentos	18.298	0	0	0	0	0	18.298
402	06	05	00	Productos de tocador	1.725	0	0	0	0	0	1.725
402	06	06	00	Combustibles y lubricantes	41.400	0	0	0	0	0	41.400
402	06	08	00	Productos plásticos	70.934	0	0	0	0	0	70.934
402	07	00	00	Productos minerales no metálicos	5.109	0	0	0	0	0	5.109
402	07	02	00	Vidrios y productos de vidrio	5.109	0	0	0	0	0	5.109
402	08	00	00	Productos metálicos	79.967	0	0	0	0	0	79.967
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	44.432	0	0	0	0	0	44.432

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114544 010044000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA COMO PROPÓSITO COMÚN DE LOS PAÍSES DE LA REGIÓN, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL Y AMBIENTAL, ASÍ COMO, EL PROGRESO CULTURAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 483

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010044002 GASTOS ADMINISTRATIVOS DEL PARLAMENTO LATINOAMERICANO

UNIDAD DE MEDIDA: INFORME **META:** 249

RESPONSABLE/EJECUTOR: PARLAMENTO LATINOAMERICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	14.707	0	0	0	0	0	14.707
402	08	10	00	Repuestos y accesorios para otros equipos	20.828	0	0	0	0	0	20.828
402	10	00	00	Productos varios y útiles diversos	487.726	0	0	0	0	0	487.726
402	10	02	00	Materiales y útiles de limpieza y aseo	67.145	0	0	0	0	0	67.145
402	10	03	00	Utensilios de cocina y comedor	17.812	0	0	0	0	0	17.812
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	106.834	0	0	0	0	0	106.834
402	10	06	00	Condecoraciones, ofrendas y similares	37.824	0	0	0	0	0	37.824
402	10	07	00	Productos de seguridad en el trabajo	2.148	0	0	0	0	0	2.148
402	10	08	00	Materiales para equipos de computación	132.625	0	0	0	0	0	132.625
402	10	11	00	Materiales eléctricos	39.249	0	0	0	0	0	39.249
402	10	12	00	Materiales para instalaciones sanitarias	8.970	0	0	0	0	0	8.970
402	10	99	00	Otros productos y útiles diversos	75.119	0	0	0	0	0	75.119
403	**00**	**00**	**00**	**Servicios no personales**	**1.771.831**	**0**	**0**	**0**	**0**	0	**1.771.831**
403	01	00	00	Alquileres de inmuebles	261.000	0	0	0	0	0	261.000
403	01	01	00	Alquileres de edificios y locales	261.000	0	0	0	0	0	261.000
403	04	00	00	Servicios básicos	352.396	0	0	0	0	0	352.396
403	04	01	00	Electricidad	36.000	0	0	0	0	0	36.000
403	04	04	00	Teléfonos	168.000	0	0	0	0	0	168.000
403	04	05	00	Servicio de comunicaciones	57.205	0	0	0	0	0	57.205
403	04	06	00	Servicio de aseo urbano y domiciliario	40.000	0	0	0	0	0	40.000
403	04	07	00	Servicio de condominio	51.191	0	0	0	0	0	51.191
403	07	00	00	Servicios de información, impresión y relaciones públicas	112.091	0	0	0	0	0	112.091
403	07	01	00	Publicidad y propaganda	20.000	0	0	0	0	0	20.000
403	07	04	00	Avisos	92.091	0	0	0	0	0	92.091

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114544 010044000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA COMO PROPÓSITO COMÚN DE LOS PAÍSES DE LA REGIÓN, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL Y AMBIENTAL, ASÍ COMO, EL PROGRESO CULTURAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 483

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010044002 GASTOS ADMINISTRATIVOS DEL PARLAMENTO LATINOAMERICANO

UNIDAD DE MEDIDA: *INFORME* **META:** 249

RESPONSABLE/EJECUTOR: PARLAMENTO LATINOAMERICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	164.400	0	0	0	0	0	164.400
403	08	01	00	Primas y gastos de seguros	150.000	0	0	0	0	0	150.000
403	08	02	00	Comisiones y gastos bancarios	14.400	0	0	0	0	0	14.400
403	10	00	00	Servicios profesionales y técnicos	123.759	0	0	0	0	0	123.759
403	10	07	00	Servicios de capacitación y adiestramiento	82.468	0	0	0	0	0	82.468
403	10	09	00	Servicios de lavandería y tintorería	1.291	0	0	0	0	0	1.291
403	10	99	00	Otros servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	284.530	0	0	0	0	0	284.530
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	148.731	0	0	0	0	0	148.731
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	49.335	0	0	0	0	0	49.335
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	86.464	0	0	0	0	0	86.464
403	12	00	00	Conservación y reparaciones menores de obras	64.000	0	0	0	0	0	64.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	64.000	0	0	0	0	0	64.000
403	18	00	00	Impuestos indirectos	385.555	0	0	0	0	0	385.555
403	18	01	00	Impuesto al valor agregado	385.555	0	0	0	0	0	385.555
403	99	00	00	Otros servicios no personales	24.100	0	0	0	0	0	24.100
403	99	01	00	Otros servicios no personales	24.100	0	0	0	0	0	24.100
404	**00**	**00**	**00**	**Activos reales**	**532.520**	**0**	**0**	**0**	**0**	0	**532.520**
404	01	00	00	Repuestos y reparaciones mayores	5.000	0	0	0	0	0	5.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	5.000	0	0	0	0	0	5.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	90.000	0	0	0	0	0	90.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	90.000	0	0	0	0	0	90.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114544 010044000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA COMO PROPÓSITO COMÚN DE LOS PAÍSES DE LA REGIÓN, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL Y AMBIENTAL, ASÍ COMO, EL PROGRESO CULTURAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 483

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010044002 GASTOS ADMINISTRATIVOS DEL PARLAMENTO LATINOAMERICANO

UNIDAD DE MEDIDA: INFORME **META:** 249

RESPONSABLE/EJECUTOR: PARLAMENTO LATINOAMERICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	00	00	Equipos de transporte, tracción y elevación	2.000	0	0	0	0	0	2.000
404	04	05	00	Vehículos de tracción no motorizados	2.000	0	0	0	0	0	2.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	56.114	0	0	0	0	0	56.114
404	05	01	00	Equipos de telecomunicaciones	56.114	0	0	0	0	0	56.114
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	26.849	0	0	0	0	0	26.849
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	26.849	0	0	0	0	0	26.849
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	269.591	0	0	0	0	0	269.591
404	09	01	00	Mobiliario y equipos de oficina	140.871	0	0	0	0	0	140.871
404	09	02	00	Equipos de computación	80.041	0	0	0	0	0	80.041
404	09	03	00	Mobiliario y equipos de alojamiento	46.949	0	0	0	0	0	46.949
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.730	0	0	0	0	0	1.730
404	12	00	00	Activos intangibles	69.966	0	0	0	0	0	69.966
404	12	04	00	Paquetes y programas de computación	69.966	0	0	0	0	0	69.966
404	99	00	00	Otros activos reales	13.000	0	0	0	0	0	13.000
404	99	01	00	Otros activos reales	13.000	0	0	0	0	0	13.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**247.348**	**0**	**0**	**0**	**0**	0	**247.348**
407	01	00	00	Transferencias y donaciones corrientes internas	75.348	0	0	0	0	0	75.348
407	01	02	00	Donaciones corrientes internas al sector privado	75.348	0	0	0	0	0	75.348
407	01	02	01	Donaciones corrientes a personas	75.348	0	0	0	0	0	75.348
407	02	00	00	Transferencias y donaciones corrientes al exterior	172.000	0	0	0	0	0	172.000
407	02	01	00	Transferencias corrientes al exterior	172.000	0	0	0	0	0	172.000
407	02	01	04	Transferencias corrientes a organismos internacionales	172.000	0	0	0	0	0	172.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**240.500**	**0**	**0**	**0**	**0**	0	**240.500**
411	11	00	00	Obligaciones de ejercicios anteriores	240.500	0	0	0	0	0	240.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114544 010044000 GESTIÓN DEL PARLAMENTO LATINOAMERICANO

OBJETIVO DEL PROYECTO: CONSOLIDAR LA UNIFICACIÓN DE AMÉRICA LATINA COMO PROPÓSITO COMÚN DE LOS PAÍSES DE LA REGIÓN, PARA ELEVAR EL BIENESTAR ECONÓMICO, SOCIAL Y AMBIENTAL, ASÍ COMO, EL PROGRESO CULTURAL, CIENTÍFICO Y TECNOLÓGICO DE SUS PUEBLOS.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 483

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO LATINOAMERICANO

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 010044002 GASTOS ADMINISTRATIVOS DEL PARLAMENTO LATINOAMERICANO

UNIDAD DE MEDIDA: *INFORME*

META: 249

RESPONSABLE/EJECUTOR: PARLAMENTO LATINOAMERICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	11	04	00	Compromisos pendientes de ejercicios anteriores	240.500	0	0	0	0	0	240.500
				Totales	**4.337.960**	**0**	**0**	**0**	**0**	0	**4.337.960**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114559 010045000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR AL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DEL ESTADO Y SUS INSTITUCIONES, VINCULADAS A LOS PUEBLOS INDÍGENAS EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 487

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.323.470**	**0**	**0**	**0**	**0**	**0**	**5.323.470**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.649.673	0	0	0	0	0	1.649.673
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	213.396	0	0	0	0	0	213.396
401	01	03	00	Suplencias a empleados	27.000	0	0	0	0	0	27.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	98.804	0	0	0	0	0	98.804
401	01	18	00	Remuneraciones al personal contratado	836.804	0	0	0	0	0	836.804
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	32.934	0	0	0	0	0	32.934
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	435.735	0	0	0	0	0	435.735
401	01	99	00	Otras retribuciones	5.000	0	0	0	0	0	5.000
401	03	00	00	Primas	153.258	0	0	0	0	0	153.258
401	03	02	00	Primas de transporte a empleados	3.623	0	0	0	0	0	3.623
401	03	04	00	Primas por hijos a empleados	1.864	0	0	0	0	0	1.864
401	03	08	00	Primas de profesionalización a empleados	2.898	0	0	0	0	0	2.898
401	03	09	00	Primas por antigüedad a empleados	62.100	0	0	0	0	0	62.100
401	03	17	00	Primas de transporte a obreros	3.106	0	0	0	0	0	3.106
401	03	19	00	Primas por hijos de obreros	3.726	0	0	0	0	0	3.726
401	03	21	00	Primas por antigüedad a obreros	2.000	0	0	0	0	0	2.000
401	03	37	00	Primas de transporte al personal contratado	17.595	0	0	0	0	0	17.595
401	03	39	00	Primas por hijos al personal contratado	6.210	0	0	0	0	0	6.210
401	03	40	00	Primas de profesionalización al personal contratado	8.736	0	0	0	0	0	8.736
401	03	41	00	Primas por antigüedad al personal contratado	41.400	0	0	0	0	0	41.400
401	04	00	00	Complementos de sueldos y salarios	784.400	0	0	0	0	0	784.400
401	04	06	00	Complemento a empleados por comisión de servicios	36.000	0	0	0	0	0	36.000
401	04	08	00	Bono compensatorio de alimentación a empleados	85.800	0	0	0	0	0	85.800
401	04	18	00	Bono compensatorio de alimentación a obreros	71.400	0	0	0	0	0	71.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	392.800	0	0	0	0	0	392.800
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	40.000	0	0	0	0	0	40.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	158.400	0	0	0	0	0	158.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.444.595	0	0	0	0	0	1.444.595

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114559 010045000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR AL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DEL ESTADO Y SUS INSTITUCIONES, VINCULADAS A LOS PUEBLOS INDÍGENAS EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 487

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	01	00	Aguinaldos a empleados	110.912	0	0	0	0	0	110.912
401	05	03	00	Bono vacacional a empleados	126.446	0	0	0	0	0	126.446
401	05	04	00	Aguinaldos a obreros	49.012	0	0	0	0	0	49.012
401	05	06	00	Bono vacacional a obreros	28.126	0	0	0	0	0	28.126
401	05	07	00	Aguinaldos al personal contratado	355.991	0	0	0	0	0	355.991
401	05	08	00	Bono vacacional al personal contratado	413.325	0	0	0	0	0	413.325
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	210.764	0	0	0	0	0	210.764
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	150.019	0	0	0	0	0	150.019
401	06	00	00	Aportes patronales y legales	120.450	0	0	0	0	0	120.450
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	6.300	0	0	0	0	0	6.300
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.200	0	0	0	0	0	2.200
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	3.200	0	0	0	0	0	3.200
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.600	0	0	0	0	0	3.600
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.150	0	0	0	0	0	1.150
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	2.600	0	0	0	0	0	2.600
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	35.000	0	0	0	0	0	35.000
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	21.000	0	0	0	0	0	21.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	17.200	0	0	0	0	0	17.200
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	23.200	0	0	0	0	0	23.200
401	06	95	00	Otros aportes legales por personal contratado	5.000	0	0	0	0	0	5.000
401	07	00	00	Asistencia socio-económica	765.397	0	0	0	0	0	765.397
401	07	02	00	Becas a empleados	34.600	0	0	0	0	0	34.600
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	231.379	0	0	0	0	0	231.379
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	44.016	0	0	0	0	0	44.016
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.000	0	0	0	0	0	4.000
401	07	18	00	Becas a obreros	8.700	0	0	0	0	0	8.700
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	13.500	0	0	0	0	0	13.500
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos	44.016	0	0	0	0	0	44.016

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114559 010045000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR AL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DEL ESTADO Y SUS INSTITUCIONES, VINCULADAS A LOS PUEBLOS INDÍGENAS EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 487

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				funerarios por obreros							
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.000	0	0	0	0	0	4.000
401	07	33	00	Asistencia socio-económica al personal contratado	286.990	0	0	0	0	0	286.990
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	88.196	0	0	0	0	0	88.196
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	6.000	0	0	0	0	0	6.000
401	08	00	00	Prestaciones sociales e indemnizaciones	405.697	0	0	0	0	0	405.697
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	68.298	0	0	0	0	0	68.298
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	18.598	0	0	0	0	0	18.598
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	210.960	0	0	0	0	0	210.960
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	33.689	0	0	0	0	0	33.689
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	74.152	0	0	0	0	0	74.152
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.140.000**	**0**	**0**	**0**	**0**	**0**	**1.140.000**
402	01	00	00	Productos alimenticios y agropecuarios	250.000	0	0	0	0	0	250.000
402	01	01	00	Alimentos y bebidas para personas	250.000	0	0	0	0	0	250.000
402	03	00	00	Textiles y vestuarios	25.000	0	0	0	0	0	25.000
402	03	01	00	Textiles	10.000	0	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000
402	04	00	00	Productos de cuero y caucho	18.000	0	0	0	0	0	18.000
402	04	03	00	Cauchos y tripas para vehículos	18.000	0	0	0	0	0	18.000
402	05	00	00	Productos de papel, cartón e impresos	200.000	0	0	0	0	0	200.000
402	05	01	00	Pulpa de madera, papel y cartón	42.000	0	0	0	0	0	42.000
402	05	02	00	Envases y cajas de papel y cartón	23.000	0	0	0	0	0	23.000
402	05	03	00	Productos de papel y cartón para oficina	60.000	0	0	0	0	0	60.000
402	05	04	00	Libros, revistas y periódicos	5.000	0	0	0	0	0	5.000
402	05	06	00	Productos de papel y cartón para computación	40.000	0	0	0	0	0	40.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	30.000	0	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	133.500	0	0	0	0	0	133.500
402	06	03	00	Tintas, pinturas y colorantes	80.000	0	0	0	0	0	80.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114559 010045000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR AL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DEL ESTADO Y SUS INSTITUCIONES, VINCULADAS A LOS PUEBLOS INDÍGENAS EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 487

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	7.000	0	0	0	0	0	7.000
402	06	05	00	Productos de tocador	4.500	0	0	0	0	0	4.500
402	06	06	00	Combustibles y lubricantes	28.000	0	0	0	0	0	28.000
402	06	08	00	Productos plásticos	14.000	0	0	0	0	0	14.000
402	07	00	00	Productos minerales no metálicos	11.000	0	0	0	0	0	11.000
402	07	02	00	Vidrios y productos de vidrio	7.000	0	0	0	0	0	7.000
402	07	04	00	Cemento, cal y yeso	4.000	0	0	0	0	0	4.000
402	08	00	00	Productos metálicos	110.000	0	0	0	0	0	110.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	25.000	0	0	0	0	0	25.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	60.000	0	0	0	0	0	60.000
402	08	10	00	Repuestos y accesorios para otros equipos	25.000	0	0	0	0	0	25.000
402	09	00	00	Productos de madera	7.000	0	0	0	0	0	7.000
402	09	01	00	Productos primarios de madera	7.000	0	0	0	0	0	7.000
402	10	00	00	Productos varios y útiles diversos	361.500	0	0	0	0	0	361.500
402	10	02	00	Materiales y útiles de limpieza y aseo	31.000	0	0	0	0	0	31.000
402	10	03	00	Utensilios de cocina y comedor	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	51.000	0	0	0	0	0	51.000
402	10	06	00	Condecoraciones, ofrendas y similares	41.000	0	0	0	0	0	41.000
402	10	07	00	Productos de seguridad en el trabajo	7.000	0	0	0	0	0	7.000
402	10	08	00	Materiales para equipos de computación	100.000	0	0	0	0	0	100.000
402	10	11	00	Materiales eléctricos	19.000	0	0	0	0	0	19.000
402	10	12	00	Materiales para instalaciones sanitarias	7.000	0	0	0	0	0	7.000
402	10	13	00	Materiales fotográficos	19.500	0	0	0	0	0	19.500
402	10	99	00	Otros productos y útiles diversos	76.000	0	0	0	0	0	76.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.977.192**	**0**	**0**	**0**	**0**	**0**	**1.977.192**
403	01	00	00	Alquileres de inmuebles	85.000	0	0	0	0	0	85.000
403	01	01	00	Alquileres de edificios y locales	85.000	0	0	0	0	0	85.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114559 010045000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR AL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DEL ESTADO Y SUS INSTITUCIONES, VINCULADAS A LOS PUEBLOS INDÍGENAS EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 487

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	00	00	Alquileres de maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	30.000	0	0	0	0	0	30.000
403	04	00	00	Servicios básicos	106.000	0	0	0	0	0	106.000
403	04	01	00	Electricidad	9.000	0	0	0	0	0	9.000
403	04	04	00	Teléfonos	72.000	0	0	0	0	0	72.000
403	04	05	00	Servicio de comunicaciones	15.000	0	0	0	0	0	15.000
403	04	06	00	Servicio de aseo urbano y domiciliario	10.000	0	0	0	0	0	10.000
403	06	00	00	Servicios de transporte y almacenaje	11.300	0	0	0	0	0	11.300
403	06	03	00	Estacionamiento	10.000	0	0	0	0	0	10.000
403	06	04	00	Peaje	1.300	0	0	0	0	0	1.300
403	07	00	00	Servicios de información, impresión y relaciones públicas	484.660	0	0	0	0	0	484.660
403	07	01	00	Publicidad y propaganda	116.660	0	0	0	0	0	116.660
403	07	02	00	Imprenta y reproducción	150.500	0	0	0	0	0	150.500
403	07	03	00	Relaciones sociales	111.000	0	0	0	0	0	111.000
403	07	04	00	Avisos	106.500	0	0	0	0	0	106.500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	66.000	0	0	0	0	0	66.000
403	08	01	00	Primas y gastos de seguros	60.000	0	0	0	0	0	60.000
403	08	02	00	Comisiones y gastos bancarios	6.000	0	0	0	0	0	6.000
403	09	00	00	Viáticos y pasajes	686.000	0	0	0	0	0	686.000
403	09	01	00	Viáticos y pasajes dentro del país	443.000	0	0	0	0	0	443.000
403	09	02	00	Viáticos y pasajes fuera del país	243.000	0	0	0	0	0	243.000
403	10	00	00	Servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	10	07	00	Servicios de capacitación y adiestramiento	17.000	0	0	0	0	0	17.000
403	10	09	00	Servicios de lavandería y tintorería	15.000	0	0	0	0	0	15.000
403	10	99	00	Otros servicios profesionales y técnicos	18.000	0	0	0	0	0	18.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	75.000	0	0	0	0	0	75.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	40.000	0	0	0	0	0	40.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	35.000	0	0	0	0	0	35.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114559 010045000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR AL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DEL ESTADO Y SUS INSTITUCIONES, VINCULADAS A LOS PUEBLOS INDÍGENAS EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 487

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO: 2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	18	00	00	Impuestos indirectos	324.232	0	0	0	0	0	324.232
403	18	01	00	Impuesto al valor agregado	324.232	0	0	0	0	0	324.232
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	11.000	0	0	0	0	0	11.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	11.000	0	0	0	0	0	11.000
403	99	00	00	Otros servicios no personales	48.000	0	0	0	0	0	48.000
403	99	01	00	Otros servicios no personales	48.000	0	0	0	0	0	48.000
404	**00**	**00**	**00**	**Activos reales**	**588.000**	**0**	**0**	**0**	**0**	**0**	**588.000**
404	01	00	00	Repuestos y reparaciones mayores	82.000	0	0	0	0	0	82.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	82.000	0	0	0	0	0	82.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	70.000	0	0	0	0	0	70.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	12.000	0	0	0	0	0	12.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	27.000	0	0	0	0	0	27.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	27.000	0	0	0	0	0	27.000
404	04	00	00	Equipos de transporte, tracción y elevación	270.000	0	0	0	0	0	270.000
404	04	01	00	Vehículos automotores terrestres	270.000	0	0	0	0	0	270.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	18.000	0	0	0	0	0	18.000
404	05	01	00	Equipos de telecomunicaciones	18.000	0	0	0	0	0	18.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	166.000	0	0	0	0	0	166.000
404	09	01	00	Mobiliario y equipos de oficina	60.000	0	0	0	0	0	60.000
404	09	02	00	Equipos de computación	90.000	0	0	0	0	0	90.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	16.000	0	0	0	0	0	16.000
404	99	00	00	Otros activos reales	25.000	0	0	0	0	0	25.000
404	99	01	00	Otros activos reales	25.000	0	0	0	0	0	25.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
407	01	00	00	Transferencias y donaciones corrientes internas	50.000	0	0	0	0	0	50.000
407	01	02	00	Donaciones corrientes internas al sector privado	50.000	0	0	0	0	0	50.000
407	01	02	01	Donaciones corrientes a personas	50.000	0	0	0	0	0	50.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**250.004**	**0**	**0**	**0**	**0**	**0**	**250.004**
411	11	00	00	Obligaciones de ejercicios anteriores	250.004	0	0	0	0	0	250.004

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114559 010045000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR AL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DEL ESTADO Y SUS INSTITUCIONES, VINCULADAS A LOS PUEBLOS INDÍGENAS EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 487

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
411	11	04	00	Compromisos pendientes de ejercicios anteriores	250.004	0	0	0	0	0	250.004
				Totales	**9.328.666**	**0**	**0**	**0**	**0**	**0**	**9.328.666**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114559 010045000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR AL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DEL ESTADO Y SUS INSTITUCIONES, VINCULADAS A LOS PUEBLOS INDÍGENAS EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 487

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114559 010045000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR AL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DEL ESTADO Y SUS INSTITUCIONES, VINCULADAS A LOS PUEBLOS INDÍGENAS EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 487

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010045001 RELACIONES PARLAMENTARIAS PARA FORTALECER LA INTEGRACIÓN DE LA REGIÓN INDÍGENA

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 391

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA DE AMÉRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.601.659**	**0**	**0**	**0**	**0**	0	**3.601.659**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.153.532	0	0	0	0	0	1.153.532
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	150.427	0	0	0	0	0	150.427
401	01	03	00	Suplencias a empleados	12.000	0	0	0	0	0	12.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	82.337	0	0	0	0	0	82.337
401	01	18	00	Remuneraciones al personal contratado	618.026	0	0	0	0	0	618.026
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	16.467	0	0	0	0	0	16.467
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	274.275	0	0	0	0	0	274.275
401	03	00	00	Primas	88.611	0	0	0	0	0	88.611
401	03	02	00	Primas de transporte a empleados	2.588	0	0	0	0	0	2.588
401	03	04	00	Primas por hijos a empleados	932	0	0	0	0	0	932
401	03	08	00	Primas de profesionalización a empleados	1.615	0	0	0	0	0	1.615
401	03	09	00	Primas por antigüedad a empleados	31.050	0	0	0	0	0	31.050
401	03	17	00	Primas de transporte a obreros	2.588	0	0	0	0	0	2.588
401	03	19	00	Primas por hijos de obreros	3.105	0	0	0	0	0	3.105
401	03	21	00	Primas por antigüedad a obreros	2.000	0	0	0	0	0	2.000
401	03	37	00	Primas de transporte al personal contratado	14.490	0	0	0	0	0	14.490
401	03	39	00	Primas por hijos al personal contratado	4.347	0	0	0	0	0	4.347
401	03	40	00	Primas de profesionalización al personal contratado	5.196	0	0	0	0	0	5.196
401	03	41	00	Primas por antigüedad al personal contratado	20.700	0	0	0	0	0	20.700
401	04	00	00	Complementos de sueldos y salarios	538.000	0	0	0	0	0	538.000
401	04	06	00	Complemento a empleados por comisión de servicios	20.000	0	0	0	0	0	20.000
401	04	08	00	Bono compensatorio de alimentación a empleados	57.000	0	0	0	0	0	57.000
401	04	18	00	Bono compensatorio de alimentación a obreros	57.000	0	0	0	0	0	57.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114559 010045000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR AL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DEL ESTADO Y SUS INSTITUCIONES, VINCULADAS A LOS PUEBLOS INDÍGENAS EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 487

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010045001 RELACIONES PARLAMENTARIAS PARA FORTALECER LA INTEGRACIÓN DE LA REGIÓN INDÍGENA

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 391

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA DE AMÉRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	263.200	0	0	0	0	0	263.200
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	40.000	0	0	0	0	0	40.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	100.800	0	0	0	0	0	100.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	917.559	0	0	0	0	0	917.559
401	05	01	00	Aguinaldos a empleados	72.058	0	0	0	0	0	72.058
401	05	03	00	Bono vacacional a empleados	106.189	0	0	0	0	0	106.189
401	05	04	00	Aguinaldos a obreros	37.480	0	0	0	0	0	37.480
401	05	06	00	Bono vacacional a obreros	23.670	0	0	0	0	0	23.670
401	05	07	00	Aguinaldos al personal contratado	240.181	0	0	0	0	0	240.181
401	05	08	00	Bono vacacional al personal contratado	207.792	0	0	0	0	0	207.792
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	124.000	0	0	0	0	0	124.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	106.189	0	0	0	0	0	106.189
401	06	00	00	Aportes patronales y legales	77.950	0	0	0	0	0	77.950
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.300	0	0	0	0	0	3.300
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.200	0	0	0	0	0	1.200
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	1.600	0	0	0	0	0	1.600
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.000	0	0	0	0	0	3.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	650	0	0	0	0	0	650
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	2.000	0	0	0	0	0	2.000
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	25.000	0	0	0	0	0	25.000
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	13.000	0	0	0	0	0	13.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	11.000	0	0	0	0	0	11.000
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	15.200	0	0	0	0	0	15.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114559 010045000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR AL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DEL ESTADO Y SUS INSTITUCIONES, VINCULADAS A LOS PUEBLOS INDÍGENAS EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 487

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010045001 RELACIONES PARLAMENTARIAS PARA FORTALECER LA INTEGRACIÓN DE LA REGIÓN INDÍGENA

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 391

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA DE AMÉRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	95	00	Otros aportes legales por personal contratado	2.000	0	0	0	0	0	2.000
401	07	00	00	Asistencia socio-económica	544.001	0	0	0	0	0	544.001
401	07	02	00	Becas a empleados	24.000	0	0	0	0	0	24.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	163.379	0	0	0	0	0	163.379
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	34.180	0	0	0	0	0	34.180
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.000	0	0	0	0	0	2.000
401	07	18	00	Becas a obreros	7.000	0	0	0	0	0	7.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	11.000	0	0	0	0	0	11.000
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	34.180	0	0	0	0	0	34.180
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	3.000	0	0	0	0	0	3.000
401	07	33	00	Asistencia socio-económica al personal contratado	211.410	0	0	0	0	0	211.410
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	48.852	0	0	0	0	0	48.852
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	5.000	0	0	0	0	0	5.000
401	08	00	00	Prestaciones sociales e indemnizaciones	282.006	0	0	0	0	0	282.006
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	33.158	0	0	0	0	0	33.158
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	15.048	0	0	0	0	0	15.048
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	159.648	0	0	0	0	0	159.648
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	74.152	0	0	0	0	0	74.152
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**458.500**	**0**	**0**	**0**	**0**	0	**458.500**
402	01	00	00	Productos alimenticios y agropecuarios	240.000	0	0	0	0	0	240.000
402	01	01	00	Alimentos y bebidas para personas	240.000	0	0	0	0	0	240.000
402	06	00	00	Productos químicos y derivados	55.000	0	0	0	0	0	55.000
402	06	03	00	Tintas, pinturas y colorantes	40.000	0	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114559 010045000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR AL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DEL ESTADO Y SUS INSTITUCIONES, VINCULADAS A LOS PUEBLOS INDÍGENAS EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 487

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010045001 RELACIONES PARLAMENTARIAS PARA FORTALECER LA INTEGRACIÓN DE LA REGIÓN INDÍGENA

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 391

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA DE AMÉRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
402	06	04	00	Productos farmacéuticos y medicamentos	2.000	0	0	0	0	0	2.000
402	06	06	00	Combustibles y lubricantes	13.000	0	0	0	0	0	13.000
402	10	00	00	Productos varios y útiles diversos	163.500	0	0	0	0	0	163.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.000	0	0	0	0	0	25.000
402	10	06	00	Condecoraciones, ofrendas y similares	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	60.000	0	0	0	0	0	60.000
402	10	13	00	Materiales fotográficos	17.500	0	0	0	0	0	17.500
402	10	99	00	Otros productos y útiles diversos	36.000	0	0	0	0	0	36.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.305.600**	**0**	**0**	**0**	**0**	0	**1.305.600**
403	02	00	00	Alquileres de maquinaria y equipos	15.000	0	0	0	0	0	15.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	15.000	0	0	0	0	0	15.000
403	06	00	00	Servicios de transporte y almacenaje	5.800	0	0	0	0	0	5.800
403	06	03	00	Estacionamiento	5.000	0	0	0	0	0	5.000
403	06	04	00	Peaje	800	0	0	0	0	0	800
403	07	00	00	Servicios de información, impresión y relaciones públicas	391.160	0	0	0	0	0	391.160
403	07	01	00	Publicidad y propaganda	81.660	0	0	0	0	0	81.660
403	07	02	00	Imprenta y reproducción	128.000	0	0	0	0	0	128.000
403	07	03	00	Relaciones sociales	93.000	0	0	0	0	0	93.000
403	07	04	00	Avisos	88.500	0	0	0	0	0	88.500
403	09	00	00	Viáticos y pasajes	676.000	0	0	0	0	0	676.000
403	09	01	00	Viáticos y pasajes dentro del país	433.000	0	0	0	0	0	433.000
403	09	02	00	Viáticos y pasajes fuera del país	243.000	0	0	0	0	0	243.000
403	18	00	00	Impuestos indirectos	193.640	0	0	0	0	0	193.640
403	18	01	00	Impuesto al valor agregado	193.640	0	0	0	0	0	193.640

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114559 010045000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR AL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DEL ESTADO Y SUS INSTITUCIONES, VINCULADAS A LOS PUEBLOS INDÍGENAS EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 487

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010045001 RELACIONES PARLAMENTARIAS PARA FORTALECER LA INTEGRACIÓN DE LA REGIÓN INDÍGENA

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 391

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA DE AMÉRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	24.000	0	0	0	0	0	24.000
403	99	01	00	Otros servicios no personales	24.000	0	0	0	0	0	24.000
404	**00**	**00**	**00**	**Activos reales**	**355.000**	**0**	**0**	**0**	**0**	0	**355.000**
404	04	00	00	Equipos de transporte, tracción y elevación	270.000	0	0	0	0	0	270.000
404	04	01	00	Vehículos automotores terrestres	270.000	0	0	0	0	0	270.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	85.000	0	0	0	0	0	85.000
404	09	01	00	Mobiliario y equipos de oficina	30.000	0	0	0	0	0	30.000
404	09	02	00	Equipos de computación	55.000	0	0	0	0	0	55.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**
407	01	00	00	Transferencias y donaciones corrientes internas	50.000	0	0	0	0	0	50.000
407	01	02	00	Donaciones corrientes internas al sector privado	50.000	0	0	0	0	0	50.000
407	01	02	01	Donaciones corrientes a personas	50.000	0	0	0	0	0	50.000
				Totales	**5.770.759**	**0**	**0**	**0**	**0**	0	**5.770.759**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114559 010045000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR AL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DEL ESTADO Y SUS INSTITUCIONES, VINCULADAS A LOS PUEBLOS INDÍGENAS EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 487

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 010045002 GASTOS ADMINISTRATIVOS DEL PARLAMENTO INDÍGENA

UNIDAD DE MEDIDA: INFORME **META:** 96

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA DE AMÉRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.721.811**	**0**	**0**	**0**	**0**	0	**1.721.811**
401	01	00	00	Sueldos, salarios y otras retribuciones	496.141	0	0	0	0	0	496.141
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	62.969	0	0	0	0	0	62.969
401	01	03	00	Suplencias a empleados	15.000	0	0	0	0	0	15.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	16.467	0	0	0	0	0	16.467
401	01	18	00	Remuneraciones al personal contratado	218.778	0	0	0	0	0	218.778
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	16.467	0	0	0	0	0	16.467
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	161.460	0	0	0	0	0	161.460
401	01	99	00	Otras retribuciones	5.000	0	0	0	0	0	5.000
401	03	00	00	Primas	64.647	0	0	0	0	0	64.647
401	03	02	00	Primas de transporte a empleados	1.035	0	0	0	0	0	1.035
401	03	04	00	Primas por hijos a empleados	932	0	0	0	0	0	932
401	03	08	00	Primas de profesionalización a empleados	1.283	0	0	0	0	0	1.283
401	03	09	00	Primas por antigüedad a empleados	31.050	0	0	0	0	0	31.050
401	03	17	00	Primas de transporte a obreros	518	0	0	0	0	0	518
401	03	19	00	Primas por hijos de obreros	621	0	0	0	0	0	621
401	03	37	00	Primas de transporte al personal contratado	3.105	0	0	0	0	0	3.105
401	03	39	00	Primas por hijos al personal contratado	1.863	0	0	0	0	0	1.863
401	03	40	00	Primas de profesionalización al personal contratado	3.540	0	0	0	0	0	3.540
401	03	41	00	Primas por antigüedad al personal contratado	20.700	0	0	0	0	0	20.700
401	04	00	00	Complementos de sueldos y salarios	246.400	0	0	0	0	0	246.400
401	04	06	00	Complemento a empleados por comisión de servicios	16.000	0	0	0	0	0	16.000
401	04	08	00	Bono compensatorio de alimentación a empleados	28.800	0	0	0	0	0	28.800
401	04	18	00	Bono compensatorio de alimentación a obreros	14.400	0	0	0	0	0	14.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114559 010045000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR AL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DEL ESTADO Y SUS INSTITUCIONES, VINCULADAS A LOS PUEBLOS INDÍGENAS EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 487

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010045002 GASTOS ADMINISTRATIVOS DEL PARLAMENTO INDÍGENA

UNIDAD DE MEDIDA: INFORME **META:** 96

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA DE AMÉRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	129.600	0	0	0	0	0	129.600
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	57.600	0	0	0	0	0	57.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	527.036	0	0	0	0	0	527.036
401	05	01	00	Aguinaldos a empleados	38.854	0	0	0	0	0	38.854
401	05	03	00	Bono vacacional a empleados	20.257	0	0	0	0	0	20.257
401	05	04	00	Aguinaldos a obreros	11.532	0	0	0	0	0	11.532
401	05	06	00	Bono vacacional a obreros	4.456	0	0	0	0	0	4.456
401	05	07	00	Aguinaldos al personal contratado	115.810	0	0	0	0	0	115.810
401	05	08	00	Bono vacacional al personal contratado	205.533	0	0	0	0	0	205.533
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	86.764	0	0	0	0	0	86.764
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	43.830	0	0	0	0	0	43.830
401	06	00	00	Aportes patronales y legales	42.500	0	0	0	0	0	42.500
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.000	0	0	0	0	0	3.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.000	0	0	0	0	0	1.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	1.600	0	0	0	0	0	1.600
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	600	0	0	0	0	0	600
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	500	0	0	0	0	0	500
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	600	0	0	0	0	0	600
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	10.000	0	0	0	0	0	10.000
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	8.000	0	0	0	0	0	8.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	6.200	0	0	0	0	0	6.200
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	8.000	0	0	0	0	0	8.000
401	06	95	00	Otros aportes legales por personal contratado	3.000	0	0	0	0	0	3.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114559 010045000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR AL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DEL ESTADO Y SUS INSTITUCIONES, VINCULADAS A LOS PUEBLOS INDÍGENAS EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 487

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010045002 GASTOS ADMINISTRATIVOS DEL PARLAMENTO INDÍGENA

UNIDAD DE MEDIDA: *INFORME* **META:** 96

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA DE AMÉRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	221.396	0	0	0	0	0	221.396
401	07	02	00	Becas a empleados	10.600	0	0	0	0	0	10.600
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	68.000	0	0	0	0	0	68.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	9.836	0	0	0	0	0	9.836
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.000	0	0	0	0	0	2.000
401	07	18	00	Becas a obreros	1.700	0	0	0	0	0	1.700
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.500	0	0	0	0	0	2.500
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	9.836	0	0	0	0	0	9.836
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.000	0	0	0	0	0	1.000
401	07	33	00	Asistencia socio-económica al personal contratado	75.580	0	0	0	0	0	75.580
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	39.344	0	0	0	0	0	39.344
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	1.000	0	0	0	0	0	1.000
401	08	00	00	Prestaciones sociales e indemnizaciones	123.691	0	0	0	0	0	123.691
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	35.140	0	0	0	0	0	35.140
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.550	0	0	0	0	0	3.550
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	51.312	0	0	0	0	0	51.312
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	33.689	0	0	0	0	0	33.689
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**681.500**	**0**	**0**	**0**	**0**	0	**681.500**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	03	00	00	Textiles y vestuarios	25.000	0	0	0	0	0	25.000
402	03	01	00	Textiles	10.000	0	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114559 010045000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR AL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DEL ESTADO Y SUS INSTITUCIONES, VINCULADAS A LOS PUEBLOS INDÍGENAS EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 487

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 010045002 GASTOS ADMINISTRATIVOS DEL PARLAMENTO INDÍGENA

UNIDAD DE MEDIDA: INFORME

META: 96

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA DE AMÉRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	00	00	Productos de cuero y caucho	18.000	0	0	0	0	0	18.000
402	04	03	00	Cauchos y tripas para vehículos	18.000	0	0	0	0	0	18.000
402	05	00	00	Productos de papel, cartón e impresos	200.000	0	0	0	0	0	200.000
402	05	01	00	Pulpa de madera, papel y cartón	42.000	0	0	0	0	0	42.000
402	05	02	00	Envases y cajas de papel y cartón	23.000	0	0	0	0	0	23.000
402	05	03	00	Productos de papel y cartón para oficina	60.000	0	0	0	0	0	60.000
402	05	04	00	Libros, revistas y periódicos	5.000	0	0	0	0	0	5.000
402	05	06	00	Productos de papel y cartón para computación	40.000	0	0	0	0	0	40.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	30.000	0	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	78.500	0	0	0	0	0	78.500
402	06	03	00	Tintas, pinturas y colorantes	40.000	0	0	0	0	0	40.000
402	06	04	00	Productos farmacéuticos y medicamentos	5.000	0	0	0	0	0	5.000
402	06	05	00	Productos de tocador	4.500	0	0	0	0	0	4.500
402	06	06	00	Combustibles y lubricantes	15.000	0	0	0	0	0	15.000
402	06	08	00	Productos plásticos	14.000	0	0	0	0	0	14.000
402	07	00	00	Productos minerales no metálicos	11.000	0	0	0	0	0	11.000
402	07	02	00	Vidrios y productos de vidrio	7.000	0	0	0	0	0	7.000
402	07	04	00	Cemento, cal y yeso	4.000	0	0	0	0	0	4.000
402	08	00	00	Productos metálicos	110.000	0	0	0	0	0	110.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	25.000	0	0	0	0	0	25.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	60.000	0	0	0	0	0	60.000
402	08	10	00	Repuestos y accesorios para otros equipos	25.000	0	0	0	0	0	25.000
402	09	00	00	Productos de madera	7.000	0	0	0	0	0	7.000
402	09	01	00	Productos primarios de madera	7.000	0	0	0	0	0	7.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114559 010045000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR AL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DEL ESTADO Y SUS INSTITUCIONES, VINCULADAS A LOS PUEBLOS INDÍGENAS EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 487

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010045002 GASTOS ADMINISTRATIVOS DEL PARLAMENTO INDÍGENA

UNIDAD DE MEDIDA: INFORME **META:** 96

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA DE AMÉRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	198.000	0	0	0	0	0	198.000
402	10	02	00	Materiales y útiles de limpieza y aseo	31.000	0	0	0	0	0	31.000
402	10	03	00	Utensilios de cocina y comedor	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	26.000	0	0	0	0	0	26.000
402	10	06	00	Condecoraciones, ofrendas y similares	16.000	0	0	0	0	0	16.000
402	10	07	00	Productos de seguridad en el trabajo	7.000	0	0	0	0	0	7.000
402	10	08	00	Materiales para equipos de computación	40.000	0	0	0	0	0	40.000
402	10	11	00	Materiales eléctricos	19.000	0	0	0	0	0	19.000
402	10	12	00	Materiales para instalaciones sanitarias	7.000	0	0	0	0	0	7.000
402	10	13	00	Materiales fotográficos	2.000	0	0	0	0	0	2.000
402	10	99	00	Otros productos y útiles diversos	40.000	0	0	0	0	0	40.000
402	99	00	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
402	99	01	00	Otros materiales y suministros	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**671.592**	**0**	**0**	**0**	**0**	0	**671.592**
403	01	00	00	Alquileres de inmuebles	85.000	0	0	0	0	0	85.000
403	01	01	00	Alquileres de edificios y locales	85.000	0	0	0	0	0	85.000
403	02	00	00	Alquileres de maquinaria y equipos	15.000	0	0	0	0	0	15.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	15.000	0	0	0	0	0	15.000
403	04	00	00	Servicios básicos	106.000	0	0	0	0	0	106.000
403	04	01	00	Electricidad	9.000	0	0	0	0	0	9.000
403	04	04	00	Teléfonos	72.000	0	0	0	0	0	72.000
403	04	05	00	Servicio de comunicaciones	15.000	0	0	0	0	0	15.000
403	04	06	00	Servicio de aseo urbano y domiciliario	10.000	0	0	0	0	0	10.000
403	06	00	00	Servicios de transporte y almacenaje	5.500	0	0	0	0	0	5.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114559 010045000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR AL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DEL ESTADO Y SUS INSTITUCIONES, VINCULADAS A LOS PUEBLOS INDÍGENAS EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 487

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 010045002 GASTOS ADMINISTRATIVOS DEL PARLAMENTO INDÍGENA

UNIDAD DE MEDIDA: INFORME

META: 96

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA DE AMÉRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	03	00	Estacionamiento	5.000	0	0	0	0	0	5.000
403	06	04	00	Peaje	500	0	0	0	0	0	500
403	07	00	00	Servicios de información, impresión y relaciones públicas	93.500	0	0	0	0	0	93.500
403	07	01	00	Publicidad y propaganda	35.000	0	0	0	0	0	35.000
403	07	02	00	Imprenta y reproducción	22.500	0	0	0	0	0	22.500
403	07	03	00	Relaciones sociales	18.000	0	0	0	0	0	18.000
403	07	04	00	Avisos	18.000	0	0	0	0	0	18.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	66.000	0	0	0	0	0	66.000
403	08	01	00	Primas y gastos de seguros	60.000	0	0	0	0	0	60.000
403	08	02	00	Comisiones y gastos bancarios	6.000	0	0	0	0	0	6.000
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	10	07	00	Servicios de capacitación y adiestramiento	17.000	0	0	0	0	0	17.000
403	10	09	00	Servicios de lavandería y tintorería	15.000	0	0	0	0	0	15.000
403	10	99	00	Otros servicios profesionales y técnicos	18.000	0	0	0	0	0	18.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	75.000	0	0	0	0	0	75.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	40.000	0	0	0	0	0	40.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	35.000	0	0	0	0	0	35.000
403	18	00	00	Impuestos indirectos	130.592	0	0	0	0	0	130.592
403	18	01	00	Impuesto al valor agregado	130.592	0	0	0	0	0	130.592
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	11.000	0	0	0	0	0	11.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	11.000	0	0	0	0	0	11.000
403	99	00	00	Otros servicios no personales	24.000	0	0	0	0	0	24.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114559 010045000 GESTIÓN DEL PARLAMENTO INDÍGENA

OBJETIVO DEL PROYECTO: COADYUVAR AL FORTALECIMIENTO DE LA NUEVA ESTRUCTURA DEL ESTADO Y SUS INSTITUCIONES, VINCULADAS A LOS PUEBLOS INDÍGENAS EN EL MARCO DE UNA SOCIEDAD MULTIÉTNICA Y PLURICULTURAL, CONSAGRADA EN LA CONSTITUCIÓN DE LA REPUBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 487

RESPONSABLE/EJECUTOR: GESTIÓN DEL PARLAMENTO INDÍGENA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010045002 GASTOS ADMINISTRATIVOS DEL PARLAMENTO INDÍGENA

UNIDAD DE MEDIDA: *INFORME* **META:** 96

RESPONSABLE/EJECUTOR: PARLAMENTO INDÍGENA DE AMÉRICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	24.000	0	0	0	0	0	24.000
404	**00**	**00**	**00**	**Activos reales**	**233.000**	**0**	**0**	**0**	**0**	0	**233.000**
404	01	00	00	Repuestos y reparaciones mayores	82.000	0	0	0	0	0	82.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	82.000	0	0	0	0	0	82.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	70.000	0	0	0	0	0	70.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	12.000	0	0	0	0	0	12.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	27.000	0	0	0	0	0	27.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	27.000	0	0	0	0	0	27.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	18.000	0	0	0	0	0	18.000
404	05	01	00	Equipos de telecomunicaciones	18.000	0	0	0	0	0	18.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	81.000	0	0	0	0	0	81.000
404	09	01	00	Mobiliario y equipos de oficina	30.000	0	0	0	0	0	30.000
404	09	02	00	Equipos de computación	35.000	0	0	0	0	0	35.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	16.000	0	0	0	0	0	16.000
404	99	00	00	Otros activos reales	25.000	0	0	0	0	0	25.000
404	99	01	00	Otros activos reales	25.000	0	0	0	0	0	25.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**250.004**	**0**	**0**	**0**	**0**	0	**250.004**
411	11	00	00	Obligaciones de ejercicios anteriores	250.004	0	0	0	0	0	250.004
411	11	04	00	Compromisos pendientes de ejercicios anteriores	250.004	0	0	0	0	0	250.004
				Totales	**3.557.907**	**0**	**0**	**0**	**0**	0	**3.557.907**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**304.502.268**	**0**	**0**	**0**	**0**	**0**	**304.502.268**
401	01	00	00	Sueldos, salarios y otras retribuciones	77.071.390	0	0	0	0	0	77.071.390
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	30.247.476	0	0	0	0	0	30.247.476
401	01	03	00	Suplencias a empleados	147.000	0	0	0	0	0	147.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	8.042.268	0	0	0	0	0	8.042.268
401	01	13	00	Suplencias a obreros	110.250	0	0	0	0	0	110.250
401	01	18	00	Remuneraciones al personal contratado	4.230.040	0	0	0	0	0	4.230.040
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	6.532.122	0	0	0	0	0	6.532.122
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	22.605.829	0	0	0	0	0	22.605.829
401	01	37	00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular	367.500	0	0	0	0	0	367.500
401	01	99	00	Otras retribuciones	4.788.905	0	0	0	0	0	4.788.905
401	03	00	00	Primas	13.164.137	0	0	0	0	0	13.164.137
401	03	01	00	Primas por mérito a empleados	18.375	0	0	0	0	0	18.375
401	03	02	00	Primas de transporte a empleados	878.220	0	0	0	0	0	878.220
401	03	04	00	Primas por hijos a empleados	134.505	0	0	0	0	0	134.505
401	03	08	00	Primas de profesionalización a empleados	765.545	0	0	0	0	0	765.545
401	03	09	00	Primas por antigüedad a empleados	6.287.610	0	0	0	0	0	6.287.610
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	18.375	0	0	0	0	0	18.375
401	03	16	00	Primas por mérito a obreros	18.375	0	0	0	0	0	18.375
401	03	17	00	Primas de transporte a obreros	354.060	0	0	0	0	0	354.060
401	03	19	00	Primas por hijos de obreros	59.535	0	0	0	0	0	59.535
401	03	21	00	Primas por antigüedad a obreros	1.686.512	0	0	0	0	0	1.686.512
401	03	22	00	Primas de profesionalización a obreros	7.851	0	0	0	0	0	7.851
401	03	37	00	Primas de transporte al personal contratado	120.960	0	0	0	0	0	120.960
401	03	39	00	Primas por hijos al personal contratado	6.300	0	0	0	0	0	6.300
401	03	40	00	Primas de profesionalización al personal contratado	13.797	0	0	0	0	0	13.797
401	03	41	00	Primas por antigüedad al personal contratado	14.065	0	0	0	0	0	14.065
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.930.287	0	0	0	0	0	1.930.287

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	03	96	00	Otras primas al personal contratado	262.500	0	0	0	0	0	262.500
401	03	97	00	Otras primas a empleados	311.640	0	0	0	0	0	311.640
401	03	98	00	Otras primas a obreros	275.625	0	0	0	0	0	275.625
401	04	00	00	Complementos de sueldos y salarios	25.249.760	0	0	0	0	0	25.249.760
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	238.875	0	0	0	0	0	238.875
401	04	02	00	Complemento a empleados por trabajo nocturno	220.500	0	0	0	0	0	220.500
401	04	03	00	Complemento a empleados por gastos de alimentación	94.500	0	0	0	0	0	94.500
401	04	06	00	Complemento a empleados por comisión de servicios	236.250	0	0	0	0	0	236.250
401	04	08	00	Bono compensatorio de alimentación a empleados	7.025.760	0	0	0	0	0	7.025.760
401	04	10	00	Complemento a empleados por días feriados	36.750	0	0	0	0	0	36.750
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	588.000	0	0	0	0	0	588.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	157.500	0	0	0	0	0	157.500
401	04	16	00	Complemento a obreros por gastos de alimentación	175.875	0	0	0	0	0	175.875
401	04	18	00	Bono compensatorio de alimentación a obreros	2.832.480	0	0	0	0	0	2.832.480
401	04	20	00	Complemento a obreros por días feriados	73.500	0	0	0	0	0	73.500
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	312.375	0	0	0	0	0	312.375
401	04	25	00	Complemento al personal contratado por gastos de alimentación	52.500	0	0	0	0	0	52.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	967.680	0	0	0	0	0	967.680
401	04	27	00	Bono compensatorio de transporte al personal contratado	36.750	0	0	0	0	0	36.750
401	04	28	00	Complemento al personal contratado por días feriados	18.375	0	0	0	0	0	18.375
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	1.279.321	0	0	0	0	0	1.279.321
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	1.784.160	0	0	0	0	0	1.784.160
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	4.258.800	0	0	0	0	0	4.258.800
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	219.381	0	0	0	0	0	219.381
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	4.112.640	0	0	0	0	0	4.112.640
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	26.250	0	0	0	0	0	26.250
401	04	96	00	Otros complementos a empleados	325.663	0	0	0	0	0	325.663
401	04	97	00	Otros complementos a obreros	97.125	0	0	0	0	0	97.125

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	98	00	Otros complementos al personal contratado	78.750	0	0	0	0	0	78.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	70.828.397	0	0	0	0	0	70.828.397
401	05	01	00	Aguinaldos a empleados	23.090.999	0	0	0	0	0	23.090.999
401	05	03	00	Bono vacacional a empleados	11.276.999	0	0	0	0	0	11.276.999
401	05	04	00	Aguinaldos a obreros	6.061.940	0	0	0	0	0	6.061.940
401	05	06	00	Bono vacacional a obreros	2.960.482	0	0	0	0	0	2.960.482
401	05	07	00	Aguinaldos al personal contratado	1.695.266	0	0	0	0	0	1.695.266
401	05	08	00	Bono vacacional al personal contratado	827.921	0	0	0	0	0	827.921
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	2.820.799	0	0	0	0	0	2.820.799
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	650.954	0	0	0	0	0	650.954
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	14.407.040	0	0	0	0	0	14.407.040
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	7.035.997	0	0	0	0	0	7.035.997
401	06	00	00	Aportes patronales y legales	10.079.308	0	0	0	0	0	10.079.308
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.148.315	0	0	0	0	0	3.148.315
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	773.050	0	0	0	0	0	773.050
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	679.816	0	0	0	0	0	679.816
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	903.300	0	0	0	0	0	903.300
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	203.004	0	0	0	0	0	203.004
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	178.967	0	0	0	0	0	178.967
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	255.097	0	0	0	0	0	255.097
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	50.699	0	0	0	0	0	50.699
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	703.030	0	0	0	0	0	703.030
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	132.122	0	0	0	0	0	132.122
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	2.064.289	0	0	0	0	0	2.064.289
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	448.371	0	0	0	0	0	448.371
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	482.477	0	0	0	0	0	482.477
401	06	95	00	Otros aportes legales por personal contratado	56.771	0	0	0	0	0	56.771

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	75.061.431	0	0	0	0	0	75.061.431
401	07	01	00	Capacitación y adiestramiento a empleados	183.750	0	0	0	0	0	183.750
401	07	02	00	Becas a empleados	1.050.020	0	0	0	0	0	1.050.020
401	07	03	00	Ayudas por matrimonio a empleados	39.375	0	0	0	0	0	39.375
401	07	04	00	Ayudas por nacimiento de hijos a empleados	39.375	0	0	0	0	0	39.375
401	07	05	00	Ayudas por defunción a empleados	39.375	0	0	0	0	0	39.375
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	183.750	0	0	0	0	0	183.750
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.572.879	0	0	0	0	0	6.572.879
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	22.324.352	0	0	0	0	0	22.324.352
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	315.317	0	0	0	0	0	315.317
401	07	10	00	Dotación de uniformes a empleados	2.963.993	0	0	0	0	0	2.963.993
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	735.000	0	0	0	0	0	735.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	294.000	0	0	0	0	0	294.000
401	07	17	00	Capacitación y adiestramiento a obreros	73.500	0	0	0	0	0	73.500
401	07	18	00	Becas a obreros	488.124	0	0	0	0	0	488.124
401	07	19	00	Ayudas por matrimonio de obreros	18.375	0	0	0	0	0	18.375
401	07	20	00	Ayudas por nacimiento de hijos de obreros	36.750	0	0	0	0	0	36.750
401	07	21	00	Ayudas por defunción a obreros	18.375	0	0	0	0	0	18.375
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	55.125	0	0	0	0	0	55.125
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.725.538	0	0	0	0	0	1.725.538
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	9.000.205	0	0	0	0	0	9.000.205
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	613.721	0	0	0	0	0	613.721
401	07	26	00	Dotación de uniformes a obreros	1.194.954	0	0	0	0	0	1.194.954
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	551.250	0	0	0	0	0	551.250
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	183.750	0	0	0	0	0	183.750
401	07	33	00	Asistencia socio-económica al personal contratado	4.011.496	0	0	0	0	0	4.011.496
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	653.214	0	0	0	0	0	653.214

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	210.000	0	0	0	0	0	210.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	44.625	0	0	0	0	0	44.625
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	44.625	0	0	0	0	0	44.625
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	65.625	0	0	0	0	0	65.625
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	52.500	0	0	0	0	0	52.500
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	4.153.480	0	0	0	0	0	4.153.480
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	13.120.413	0	0	0	0	0	13.120.413
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	2.540.049	0	0	0	0	0	2.540.049
401	07	96	00	Otras subvenciones a empleados	1.354.605	0	0	0	0	0	1.354.605
401	07	97	00	Otras subvenciones a obreros	109.946	0	0	0	0	0	109.946
401	08	00	00	Prestaciones sociales e indemnizaciones	33.047.845	0	0	0	0	0	33.047.845
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	17.232.140	0	0	0	0	0	17.232.140
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.547.810	0	0	0	0	0	4.547.810
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	986.351	0	0	0	0	0	986.351
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	2.000.906	0	0	0	0	0	2.000.906
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	8.280.638	0	0	0	0	0	8.280.638
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**26.744.309**	**0**	**0**	**0**	**0**	**0**	**26.744.309**
402	01	00	00	Productos alimenticios y agropecuarios	4.495.873	0	0	0	0	0	4.495.873
402	01	01	00	Alimentos y bebidas para personas	4.263.371	0	0	0	0	0	4.263.371
402	01	02	00	Alimentos para animales	38.325	0	0	0	0	0	38.325
402	01	03	00	Productos agrícolas y pecuarios	194.177	0	0	0	0	0	194.177
402	03	00	00	Textiles y vestuarios	209.941	0	0	0	0	0	209.941
402	03	01	00	Textiles	159.161	0	0	0	0	0	159.161
402	03	02	00	Prendas de vestir	45.989	0	0	0	0	0	45.989
402	03	03	00	Calzados	4.791	0	0	0	0	0	4.791
402	04	00	00	Productos de cuero y caucho	44.783	0	0	0	0	0	44.783
402	04	02	00	Productos de cuero y sucedáneos del cuero	19.162	0	0	0	0	0	19.162
402	04	03	00	Cauchos y tripas para vehículos	22.555	0	0	0	0	0	22.555

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	04	99	00	Otros productos de cuero y caucho	3.066	0	0	0	0	0	3.066
402	05	00	00	Productos de papel, cartón e impresos	8.377.741	0	0	0	0	0	8.377.741
402	05	01	00	Pulpa de madera, papel y cartón	557.105	0	0	0	0	0	557.105
402	05	02	00	Envases y cajas de papel y cartón	2.555	0	0	0	0	0	2.555
402	05	03	00	Productos de papel y cartón para oficina	4.940.091	0	0	0	0	0	4.940.091
402	05	04	00	Libros, revistas y periódicos	749.137	0	0	0	0	0	749.137
402	05	06	00	Productos de papel y cartón para computación	5.749	0	0	0	0	0	5.749
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.123.104	0	0	0	0	0	2.123.104
402	06	00	00	Productos químicos y derivados	3.710.968	0	0	0	0	0	3.710.968
402	06	02	00	Abonos, plaguicidas y otros	5.000	0	0	0	0	0	5.000
402	06	03	00	Tintas, pinturas y colorantes	2.831.826	0	0	0	0	0	2.831.826
402	06	04	00	Productos farmacéuticos y medicamentos	48.708	0	0	0	0	0	48.708
402	06	05	00	Productos de tocador	102.199	0	0	0	0	0	102.199
402	06	06	00	Combustibles y lubricantes	77.696	0	0	0	0	0	77.696
402	06	08	00	Productos plásticos	619.989	0	0	0	0	0	619.989
402	06	99	00	Otros productos de la industria química y conexos	25.550	0	0	0	0	0	25.550
402	07	00	00	Productos minerales no metálicos	15.330	0	0	0	0	0	15.330
402	07	02	00	Vidrios y productos de vidrio	15.330	0	0	0	0	0	15.330
402	08	00	00	Productos metálicos	499.151	0	0	0	0	0	499.151
402	08	01	00	Productos primarios de hierro y acero	1.373	0	0	0	0	0	1.373
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	482.576	0	0	0	0	0	482.576
402	08	05	00	Materiales de orden público, seguridad y defensa	767	0	0	0	0	0	767
402	08	10	00	Repuestos y accesorios para otros equipos	12.775	0	0	0	0	0	12.775
402	08	99	00	Otros productos metálicos	1.660	0	0	0	0	0	1.660
402	09	00	00	Productos de madera	383.244	0	0	0	0	0	383.244
402	09	01	00	Productos primarios de madera	383.244	0	0	0	0	0	383.244
402	10	00	00	Productos varios y útiles diversos	4.491.207	0	0	0	0	0	4.491.207
402	10	01	00	Artículos de deporte, recreación y juguetes	23.250	0	0	0	0	0	23.250
402	10	02	00	Materiales y útiles de limpieza y aseo	34.752	0	0	0	0	0	34.752

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	201.877	0	0	0	0	0	201.877
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.190	0	0	0	0	0	4.190
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.123.591	0	0	0	0	0	1.123.591
402	10	06	00	Condecoraciones, ofrendas y similares	351.166	0	0	0	0	0	351.166
402	10	07	00	Productos de seguridad en el trabajo	13.758	0	0	0	0	0	13.758
402	10	08	00	Materiales para equipos de computación	1.182.549	0	0	0	0	0	1.182.549
402	10	11	00	Materiales eléctricos	13.902	0	0	0	0	0	13.902
402	10	13	00	Materiales fotográficos	7.665	0	0	0	0	0	7.665
402	10	99	00	Otros productos y útiles diversos	1.534.507	0	0	0	0	0	1.534.507
402	99	00	00	Otros materiales y suministros	4.516.071	0	0	0	0	0	4.516.071
402	99	01	00	Otros materiales y suministros	4.516.071	0	0	0	0	0	4.516.071
403	**00**	**00**	**00**	**Servicios no personales**	**34.382.553**	**0**	**0**	**0**	**0**	**0**	**34.382.553**
403	02	00	00	Alquileres de maquinaria y equipos	3.336.778	0	0	0	0	0	3.336.778
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	32.440	0	0	0	0	0	32.440
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	1.710.993	0	0	0	0	0	1.710.993
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	383.755	0	0	0	0	0	383.755
403	02	99	00	Alquileres de otras maquinaria y equipos	1.209.590	0	0	0	0	0	1.209.590
403	04	00	00	Servicios básicos	15.920	0	0	0	0	0	15.920
403	04	05	00	Servicio de comunicaciones	15.920	0	0	0	0	0	15.920
403	06	00	00	Servicios de transporte y almacenaje	15.330	0	0	0	0	0	15.330
403	06	03	00	Estacionamiento	15.330	0	0	0	0	0	15.330
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.127.967	0	0	0	0	0	4.127.967
403	07	01	00	Publicidad y propaganda	1.330.373	0	0	0	0	0	1.330.373
403	07	02	00	Imprenta y reproducción	565.302	0	0	0	0	0	565.302
403	07	03	00	Relaciones sociales	1.872.317	0	0	0	0	0	1.872.317
403	07	04	00	Avisos	359.975	0	0	0	0	0	359.975
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.277.482	0	0	0	0	0	1.277.482
403	08	01	00	Primas y gastos de seguros	638.741	0	0	0	0	0	638.741
403	08	02	00	Comisiones y gastos bancarios	638.741	0	0	0	0	0	638.741

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	12.278.979	0	0	0	0	0	12.278.979
403	09	01	00	Viáticos y pasajes dentro del país	8.530.692	0	0	0	0	0	8.530.692
403	09	02	00	Viáticos y pasajes fuera del país	3.748.287	0	0	0	0	0	3.748.287
403	10	00	00	Servicios profesionales y técnicos	312.986	0	0	0	0	0	312.986
403	10	09	00	Servicios de lavandería y tintorería	51.099	0	0	0	0	0	51.099
403	10	99	00	Otros servicios profesionales y técnicos	261.887	0	0	0	0	0	261.887
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	104.626	0	0	0	0	0	104.626
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	104.626	0	0	0	0	0	104.626
403	18	00	00	Impuestos indirectos	6.041.379	0	0	0	0	0	6.041.379
403	18	01	00	Impuesto al valor agregado	6.041.379	0	0	0	0	0	6.041.379
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	374.891	0	0	0	0	0	374.891
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	374.891	0	0	0	0	0	374.891
403	99	00	00	Otros servicios no personales	6.496.215	0	0	0	0	0	6.496.215
403	99	01	00	Otros servicios no personales	6.496.215	0	0	0	0	0	6.496.215
404	**00**	**00**	**00**	**Activos reales**	**5.063.256**	**0**	**0**	**0**	**0**	**0**	**5.063.256**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	119.116	0	0	0	0	0	119.116
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	119.116	0	0	0	0	0	119.116
404	05	00	00	Equipos de comunicaciones y de señalamiento	192.912	0	0	0	0	0	192.912
404	05	01	00	Equipos de telecomunicaciones	192.912	0	0	0	0	0	192.912
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	63.874	0	0	0	0	0	63.874
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	63.874	0	0	0	0	0	63.874
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	19.230	0	0	0	0	0	19.230
404	07	02	00	Equipos de enseñanza, deporte y recreación	7.665	0	0	0	0	0	7.665
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	11.565	0	0	0	0	0	11.565
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.666.847	0	0	0	0	0	4.666.847
404	09	01	00	Mobiliario y equipos de oficina	3.279.861	0	0	0	0	0	3.279.861
404	09	03	00	Mobiliario y equipos de alojamiento	898.988	0	0	0	0	0	898.988
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	487.998	0	0	0	0	0	487.998
404	99	00	00	Otros activos reales	1.277	0	0	0	0	0	1.277

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	1.277	0	0	0	0	0	1.277
407	**00**	**00**	**00**	**Transferencias y donaciones**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	01	00	Transferencias corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	01	04	Transferencias corrientes a organismos internacionales	300.000	0	0	0	0	0	300.000
				Totales	**370.992.386**	**0**	**0**	**0**	**0**	**0**	**370.992.386**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	01	00	Transferencias corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	01	04	Transferencias corrientes a organismos internacionales	300.000	0	0	0	0	0	300.000
				- I0211 Unión Interparlamentaria Mundial	300.000	0	0	0	0	0	300.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	**0**	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010046001 FORMULAR PROYECTOS Y REFORMAS DE LEYES, ASÍ COMO EJERCER EL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.395

RESPONSABLE/EJECUTOR: COMISIONES PERMANENTES, COMISIONES ORDINARIAS Y GRUPOS PARLAMENTARIOS. DIRECCIÓN GRAL. DE INV. DESAR. LEGISLATIVO. DG DE PARTICIPACIÓN CIUDADANA. COMISIONES MIXTAS Y ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**254.183.360**	**0**	**0**	**0**	**0**	0	**254.183.360**
401	01	00	00	Sueldos, salarios y otras retribuciones	64.705.209	0	0	0	0	0	64.705.209
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	22.682.235	0	0	0	0	0	22.682.235
401	01	03	00	Suplencias a empleados	147.000	0	0	0	0	0	147.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.096.115	0	0	0	0	0	6.096.115
401	01	13	00	Suplencias a obreros	110.250	0	0	0	0	0	110.250
401	01	18	00	Remuneraciones al personal contratado	3.541.770	0	0	0	0	0	3.541.770
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	6.532.122	0	0	0	0	0	6.532.122
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	21.079.392	0	0	0	0	0	21.079.392
401	01	37	00	Dietas de los altos funcionarios y altas funcionarias del poder público y de elección popular	367.500	0	0	0	0	0	367.500
401	01	99	00	Otras retribuciones	4.148.825	0	0	0	0	0	4.148.825
401	03	00	00	Primas	10.349.595	0	0	0	0	0	10.349.595
401	03	01	00	Primas por mérito a empleados	18.375	0	0	0	0	0	18.375
401	03	02	00	Primas de transporte a empleados	670.320	0	0	0	0	0	670.320
401	03	04	00	Primas por hijos a empleados	107.415	0	0	0	0	0	107.415
401	03	08	00	Primas de profesionalización a empleados	551.124	0	0	0	0	0	551.124
401	03	09	00	Primas por antigüedad a empleados	4.731.389	0	0	0	0	0	4.731.389
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	18.375	0	0	0	0	0	18.375
401	03	16	00	Primas por mérito a obreros	18.375	0	0	0	0	0	18.375
401	03	17	00	Primas de transporte a obreros	273.420	0	0	0	0	0	273.420
401	03	19	00	Primas por hijos de obreros	46.935	0	0	0	0	0	46.935
401	03	21	00	Primas por antigüedad a obreros	1.277.360	0	0	0	0	0	1.277.360
401	03	22	00	Primas de profesionalización a obreros	5.796	0	0	0	0	0	5.796

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010046001 FORMULAR PROYECTOS Y REFORMAS DE LEYES, ASÍ COMO EJERCER EL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.395

RESPONSABLE/EJECUTOR: COMISIONES PERMANENTES, COMISIONES ORDINARIAS Y GRUPOS PARLAMENTARIOS. DIRECCIÓN GRAL. DE INV. DESAR. LEGISLATIVO. DG DE PARTICIPACIÓN CIUDADANA. COMISIONES MIXTAS Y ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	37	00	Primas de transporte al personal contratado	113.400	0	0	0	0	0	113.400
401	03	39	00	Primas por hijos al personal contratado	5.985	0	0	0	0	0	5.985
401	03	40	00	Primas de profesionalización al personal contratado	13.797	0	0	0	0	0	13.797
401	03	41	00	Primas por antigüedad al personal contratado	6.774	0	0	0	0	0	6.774
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.640.990	0	0	0	0	0	1.640.990
401	03	96	00	Otras primas al personal contratado	262.500	0	0	0	0	0	262.500
401	03	97	00	Otras primas a empleados	311.640	0	0	0	0	0	311.640
401	03	98	00	Otras primas a obreros	275.625	0	0	0	0	0	275.625
401	04	00	00	Complementos de sueldos y salarios	22.672.036	0	0	0	0	0	22.672.036
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	238.875	0	0	0	0	0	238.875
401	04	02	00	Complemento a empleados por trabajo nocturno	220.500	0	0	0	0	0	220.500
401	04	03	00	Complemento a empleados por gastos de alimentación	94.500	0	0	0	0	0	94.500
401	04	06	00	Complemento a empleados por comisión de servicios	236.250	0	0	0	0	0	236.250
401	04	08	00	Bono compensatorio de alimentación a empleados	5.362.560	0	0	0	0	0	5.362.560
401	04	10	00	Complemento a empleados por días feriados	36.750	0	0	0	0	0	36.750
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	588.000	0	0	0	0	0	588.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	157.500	0	0	0	0	0	157.500
401	04	16	00	Complemento a obreros por gastos de alimentación	175.875	0	0	0	0	0	175.875
401	04	18	00	Bono compensatorio de alimentación a obreros	2.187.360	0	0	0	0	0	2.187.360
401	04	20	00	Complemento a obreros por días feriados	73.500	0	0	0	0	0	73.500
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	312.375	0	0	0	0	0	312.375
401	04	25	00	Complemento al personal contratado por gastos de alimentación	52.500	0	0	0	0	0	52.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	907.200	0	0	0	0	0	907.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010046001 FORMULAR PROYECTOS Y REFORMAS DE LEYES, ASÍ COMO EJERCER EL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.395

RESPONSABLE/EJECUTOR: COMISIONES PERMANENTES, COMISIONES ORDINARIAS Y GRUPOS PARLAMENTARIOS. DIRECCIÓN GRAL. DE INV. DESAR. LEGISLATIVO. DG DE PARTICIPACIÓN CIUDADANA. COMISIONES MIXTAS Y ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	27	00	Bono compensatorio de transporte al personal contratado	36.750	0	0	0	0	0	36.750
401	04	28	00	Complemento al personal contratado por días feriados	18.375	0	0	0	0	0	18.375
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	1.279.321	0	0	0	0	0	1.279.321
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	1.784.160	0	0	0	0	0	1.784.160
401	04	47	00	Bono compensatorio de transporte a altos funcionarios y altas funcionarias del poder público y de elección popular	4.258.800	0	0	0	0	0	4.258.800
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	219.381	0	0	0	0	0	219.381
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	3.921.120	0	0	0	0	0	3.921.120
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	26.250	0	0	0	0	0	26.250
401	04	96	00	Otros complementos a empleados	308.259	0	0	0	0	0	308.259
401	04	97	00	Otros complementos a obreros	97.125	0	0	0	0	0	97.125
401	04	98	00	Otros complementos al personal contratado	78.750	0	0	0	0	0	78.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	58.347.826	0	0	0	0	0	58.347.826
401	05	01	00	Aguinaldos a empleados	17.292.944	0	0	0	0	0	17.292.944
401	05	03	00	Bono vacacional a empleados	8.445.391	0	0	0	0	0	8.445.391
401	05	04	00	Aguinaldos a obreros	4.598.388	0	0	0	0	0	4.598.388
401	05	06	00	Bono vacacional a obreros	2.245.724	0	0	0	0	0	2.245.724
401	05	07	00	Aguinaldos al personal contratado	1.573.769	0	0	0	0	0	1.573.769
401	05	08	00	Bono vacacional al personal contratado	768.585	0	0	0	0	0	768.585
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	2.820.799	0	0	0	0	0	2.820.799
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	650.954	0	0	0	0	0	650.954
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	13.404.760	0	0	0	0	0	13.404.760
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	6.546.512	0	0	0	0	0	6.546.512

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010046001 FORMULAR PROYECTOS Y REFORMAS DE LEYES, ASÍ COMO EJERCER EL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA.

UNIDAD DE MEDIDA: *INFORME / EVENTO* **META:** 1.395

RESPONSABLE/EJECUTOR: COMISIONES PERMANENTES, COMISIONES ORDINARIAS Y GRUPOS PARLAMENTARIOS. DIRECCIÓN GRAL. DE INV. DESAR. LEGISLATIVO. DG DE PARTICIPACIÓN CIUDADANA. COMISIONES MIXTAS Y ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	06	00	00	Aportes patronales y legales	8.408.189	0	0	0	0	0	8.408.189
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.353.051	0	0	0	0	0	2.353.051
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	579.036	0	0	0	0	0	579.036
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	506.720	0	0	0	0	0	506.720
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	684.643	0	0	0	0	0	684.643
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	153.992	0	0	0	0	0	153.992
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	135.109	0	0	0	0	0	135.109
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	236.788	0	0	0	0	0	236.788
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	47.851	0	0	0	0	0	47.851
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	703.030	0	0	0	0	0	703.030
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	132.122	0	0	0	0	0	132.122
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.955.875	0	0	0	0	0	1.955.875
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	418.357	0	0	0	0	0	418.357
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	448.912	0	0	0	0	0	448.912
401	06	95	00	Otros aportes legales por personal contratado	52.703	0	0	0	0	0	52.703
401	07	00	00	Asistencia socio-económica	62.726.946	0	0	0	0	0	62.726.946
401	07	01	00	Capacitación y adiestramiento a empleados	183.750	0	0	0	0	0	183.750
401	07	02	00	Becas a empleados	850.431	0	0	0	0	0	850.431
401	07	03	00	Ayudas por matrimonio a empleados	39.375	0	0	0	0	0	39.375
401	07	04	00	Ayudas por nacimiento de hijos a empleados	39.375	0	0	0	0	0	39.375
401	07	05	00	Ayudas por defunción a empleados	39.375	0	0	0	0	0	39.375
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a	183.750	0	0	0	0	0	183.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010046001 FORMULAR PROYECTOS Y REFORMAS DE LEYES, ASÍ COMO EJERCER EL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.395

RESPONSABLE/EJECUTOR: COMISIONES PERMANENTES, COMISIONES ORDINARIAS Y GRUPOS PARLAMENTARIOS. DIRECCIÓN GRAL. DE INV. DESAR. LEGISLATIVO. DG DE PARTICIPACIÓN CIUDADANA. COMISIONES MIXTAS Y ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				empleados							
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.922.456	0	0	0	0	0	4.922.456
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	17.039.534	0	0	0	0	0	17.039.534
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	262.515	0	0	0	0	0	262.515
401	07	10	00	Dotación de uniformes a empleados	2.262.330	0	0	0	0	0	2.262.330
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	735.000	0	0	0	0	0	735.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	294.000	0	0	0	0	0	294.000
401	07	17	00	Capacitación y adiestramiento a obreros	73.500	0	0	0	0	0	73.500
401	07	18	00	Becas a obreros	434.925	0	0	0	0	0	434.925
401	07	19	00	Ayudas por matrimonio de obreros	18.375	0	0	0	0	0	18.375
401	07	20	00	Ayudas por nacimiento de hijos de obreros	36.750	0	0	0	0	0	36.750
401	07	21	00	Ayudas por defunción a obreros	18.375	0	0	0	0	0	18.375
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	55.125	0	0	0	0	0	55.125
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.308.936	0	0	0	0	0	1.308.936
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	6.950.336	0	0	0	0	0	6.950.336
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	537.979	0	0	0	0	0	537.979
401	07	26	00	Dotación de uniformes a obreros	922.793	0	0	0	0	0	922.793
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	551.250	0	0	0	0	0	551.250
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	183.750	0	0	0	0	0	183.750
401	07	33	00	Asistencia socio-económica al personal contratado	3.758.434	0	0	0	0	0	3.758.434
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	653.214	0	0	0	0	0	653.214
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	210.000	0	0	0	0	0	210.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010046001 FORMULAR PROYECTOS Y REFORMAS DE LEYES, ASÍ COMO EJERCER EL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.395

RESPONSABLE/EJECUTOR: COMISIONES PERMANENTES, COMISIONES ORDINARIAS Y GRUPOS PARLAMENTARIOS. DIRECCIÓN GRAL. DE INV. DESAR. LEGISLATIVO. DG DE PARTICIPACIÓN CIUDADANA. COMISIONES MIXTAS Y ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	44.625	0	0	0	0	0	44.625
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	44.625	0	0	0	0	0	44.625
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	65.625	0	0	0	0	0	65.625
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	52.500	0	0	0	0	0	52.500
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	3.868.180	0	0	0	0	0	3.868.180
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	12.511.859	0	0	0	0	0	12.511.859
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	2.424.726	0	0	0	0	0	2.424.726
401	07	96	00	Otras subvenciones a empleados	1.052.940	0	0	0	0	0	1.052.940
401	07	97	00	Otras subvenciones a obreros	96.233	0	0	0	0	0	96.233
401	08	00	00	Prestaciones sociales e indemnizaciones	26.973.559	0	0	0	0	0	26.973.559
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	12.983.082	0	0	0	0	0	12.983.082
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.439.973	0	0	0	0	0	3.439.973
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	911.314	0	0	0	0	0	911.314
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	2.000.906	0	0	0	0	0	2.000.906
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	7.638.284	0	0	0	0	0	7.638.284
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.624.336**	**0**	**0**	**0**	**0**	0	**19.624.336**
402	01	00	00	Productos alimenticios y agropecuarios	4.123.706	0	0	0	0	0	4.123.706
402	01	01	00	Alimentos y bebidas para personas	3.891.204	0	0	0	0	0	3.891.204
402	01	02	00	Alimentos para animales	38.325	0	0	0	0	0	38.325
402	01	03	00	Productos agrícolas y pecuarios	194.177	0	0	0	0	0	194.177
402	03	00	00	Textiles y vestuarios	144.790	0	0	0	0	0	144.790
402	03	01	00	Textiles	94.010	0	0	0	0	0	94.010

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010046001 FORMULAR PROYECTOS Y REFORMAS DE LEYES, ASÍ COMO EJERCER EL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.395

RESPONSABLE/EJECUTOR: COMISIONES PERMANENTES, COMISIONES ORDINARIAS Y GRUPOS PARLAMENTARIOS. DIRECCIÓN GRAL. DE INV. DESAR. LEGISLATIVO. DG DE PARTICIPACIÓN CIUDADANA. COMISIONES MIXTAS Y ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	02	00	Prendas de vestir	45.989	0	0	0	0	0	45.989
402	03	03	00	Calzados	4.791	0	0	0	0	0	4.791
402	04	00	00	Productos de cuero y caucho	25.621	0	0	0	0	0	25.621
402	04	03	00	Cauchos y tripas para vehículos	22.555	0	0	0	0	0	22.555
402	04	99	00	Otros productos de cuero y caucho	3.066	0	0	0	0	0	3.066
402	05	00	00	Productos de papel, cartón e impresos	4.242.452	0	0	0	0	0	4.242.452
402	05	01	00	Pulpa de madera, papel y cartón	393.421	0	0	0	0	0	393.421
402	05	02	00	Envases y cajas de papel y cartón	2.555	0	0	0	0	0	2.555
402	05	03	00	Productos de papel y cartón para oficina	2.896.120	0	0	0	0	0	2.896.120
402	05	04	00	Libros, revistas y periódicos	715.924	0	0	0	0	0	715.924
402	05	06	00	Productos de papel y cartón para computación	3.194	0	0	0	0	0	3.194
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	231.238	0	0	0	0	0	231.238
402	06	00	00	Productos químicos y derivados	2.458.326	0	0	0	0	0	2.458.326
402	06	02	00	Abonos, plaguicidas y otros	5.000	0	0	0	0	0	5.000
402	06	03	00	Tintas, pinturas y colorantes	1.956.750	0	0	0	0	0	1.956.750
402	06	04	00	Productos farmacéuticos y medicamentos	47.360	0	0	0	0	0	47.360
402	06	05	00	Productos de tocador	102.199	0	0	0	0	0	102.199
402	06	06	00	Combustibles y lubricantes	71.309	0	0	0	0	0	71.309
402	06	08	00	Productos plásticos	275.708	0	0	0	0	0	275.708
402	07	00	00	Productos minerales no metálicos	15.330	0	0	0	0	0	15.330
402	07	02	00	Vidrios y productos de vidrio	15.330	0	0	0	0	0	15.330
402	08	00	00	Productos metálicos	25.206	0	0	0	0	0	25.206
402	08	01	00	Productos primarios de hierro y acero	1.373	0	0	0	0	0	1.373

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010046001 FORMULAR PROYECTOS Y REFORMAS DE LEYES, ASÍ COMO EJERCER EL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.395

RESPONSABLE/EJECUTOR: COMISIONES PERMANENTES, COMISIONES ORDINARIAS Y GRUPOS PARLAMENTARIOS. DIRECCIÓN GRAL. DE INV. DESAR. LEGISLATIVO. DG DE PARTICIPACIÓN CIUDADANA. COMISIONES MIXTAS Y ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	22.683	0	0	0	0	0	22.683
402	08	05	00	Materiales de orden público, seguridad y defensa	767	0	0	0	0	0	767
402	08	99	00	Otros productos metálicos	383	0	0	0	0	0	383
402	09	00	00	Productos de madera	383.244	0	0	0	0	0	383.244
402	09	01	00	Productos primarios de madera	383.244	0	0	0	0	0	383.244
402	10	00	00	Productos varios y útiles diversos	3.689.590	0	0	0	0	0	3.689.590
402	10	01	00	Artículos de deporte, recreación y juguetes	23.250	0	0	0	0	0	23.250
402	10	02	00	Materiales y útiles de limpieza y aseo	33.475	0	0	0	0	0	33.475
402	10	03	00	Utensilios de cocina y comedor	189.103	0	0	0	0	0	189.103
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.190	0	0	0	0	0	4.190
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	708.409	0	0	0	0	0	708.409
402	10	06	00	Condecoraciones, ofrendas y similares	344.779	0	0	0	0	0	344.779
402	10	07	00	Productos de seguridad en el trabajo	9.287	0	0	0	0	0	9.287
402	10	08	00	Materiales para equipos de computación	1.040.749	0	0	0	0	0	1.040.749
402	10	11	00	Materiales eléctricos	11.347	0	0	0	0	0	11.347
402	10	13	00	Materiales fotográficos	7.665	0	0	0	0	0	7.665
402	10	99	00	Otros productos y útiles diversos	1.317.336	0	0	0	0	0	1.317.336
402	99	00	00	Otros materiales y suministros	4.516.071	0	0	0	0	0	4.516.071
402	99	01	00	Otros materiales y suministros	4.516.071	0	0	0	0	0	4.516.071
403	**00**	**00**	**00**	**Servicios no personales**	**25.221.718**	**0**	**0**	**0**	**0**	0	**25.221.718**
403	02	00	00	Alquileres de maquinaria y equipos	1.117.030	0	0	0	0	0	1.117.030
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	20.440	0	0	0	0	0	20.440
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	383.245	0	0	0	0	0	383.245

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010046001 FORMULAR PROYECTOS Y REFORMAS DE LEYES, ASÍ COMO EJERCER EL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.395

RESPONSABLE/EJECUTOR: COMISIONES PERMANENTES, COMISIONES ORDINARIAS Y GRUPOS PARLAMENTARIOS. DIRECCIÓN GRAL. DE INV. DESAR. LEGISLATIVO. DG DE PARTICIPACIÓN CIUDADANA. COMISIONES MIXTAS Y ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	383.755	0	0	0	0	0	383.755
403	02	99	00	Alquileres de otras maquinaria y equipos	329.590	0	0	0	0	0	329.590
403	04	00	00	Servicios básicos	15.920	0	0	0	0	0	15.920
403	04	05	00	Servicio de comunicaciones	15.920	0	0	0	0	0	15.920
403	06	00	00	Servicios de transporte y almacenaje	15.330	0	0	0	0	0	15.330
403	06	03	00	Estacionamiento	15.330	0	0	0	0	0	15.330
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.936.190	0	0	0	0	0	2.936.190
403	07	01	00	Publicidad y propaganda	742.731	0	0	0	0	0	742.731
403	07	02	00	Imprenta y reproducción	313.104	0	0	0	0	0	313.104
403	07	03	00	Relaciones sociales	1.520.380	0	0	0	0	0	1.520.380
403	07	04	00	Avisos	359.975	0	0	0	0	0	359.975
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.277.482	0	0	0	0	0	1.277.482
403	08	01	00	Primas y gastos de seguros	638.741	0	0	0	0	0	638.741
403	08	02	00	Comisiones y gastos bancarios	638.741	0	0	0	0	0	638.741
403	09	00	00	Viáticos y pasajes	8.843.632	0	0	0	0	0	8.843.632
403	09	01	00	Viáticos y pasajes dentro del país	5.734.086	0	0	0	0	0	5.734.086
403	09	02	00	Viáticos y pasajes fuera del país	3.109.546	0	0	0	0	0	3.109.546
403	10	00	00	Servicios profesionales y técnicos	249.109	0	0	0	0	0	249.109
403	10	09	00	Servicios de lavandería y tintorería	51.099	0	0	0	0	0	51.099
403	10	99	00	Otros servicios profesionales y técnicos	198.010	0	0	0	0	0	198.010
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.815	0	0	0	0	0	8.815
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	8.815	0	0	0	0	0	8.815
403	18	00	00	Impuestos indirectos	4.120.728	0	0	0	0	0	4.120.728

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010046001 FORMULAR PROYECTOS Y REFORMAS DE LEYES, ASÍ COMO EJERCER EL CONTROL POLÍTICO SOBRE EL GOBIERNO Y LA ADMINISTRACIÓN PÚBLICA.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.395

RESPONSABLE/EJECUTOR: COMISIONES PERMANENTES, COMISIONES ORDINARIAS Y GRUPOS PARLAMENTARIOS. DIRECCIÓN GRAL. DE INV. DESAR. LEGISLATIVO. DG DE PARTICIPACIÓN CIUDADANA. COMISIONES MIXTAS Y ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	4.120.728	0	0	0	0	0	4.120.728
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	312.173	0	0	0	0	0	312.173
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	312.173	0	0	0	0	0	312.173
403	99	00	00	Otros servicios no personales	6.325.309	0	0	0	0	0	6.325.309
403	99	01	00	Otros servicios no personales	6.325.309	0	0	0	0	0	6.325.309
404	**00**	**00**	**00**	**Activos reales**	**3.917.996**	**0**	**0**	**0**	**0**	0	**3.917.996**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	8.614	0	0	0	0	0	8.614
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	8.614	0	0	0	0	0	8.614
404	05	00	00	Equipos de comunicaciones y de señalamiento	14.065	0	0	0	0	0	14.065
404	05	01	00	Equipos de telecomunicaciones	14.065	0	0	0	0	0	14.065
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	63.874	0	0	0	0	0	63.874
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	63.874	0	0	0	0	0	63.874
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	17.953	0	0	0	0	0	17.953
404	07	02	00	Equipos de enseñanza, deporte y recreación	7.665	0	0	0	0	0	7.665
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	10.288	0	0	0	0	0	10.288
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.813.490	0	0	0	0	0	3.813.490
404	09	01	00	Mobiliario y equipos de oficina	2.611.738	0	0	0	0	0	2.611.738
404	09	03	00	Mobiliario y equipos de alojamiento	713.754	0	0	0	0	0	713.754
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	487.998	0	0	0	0	0	487.998
				Totales	**302.947.410**	**0**	**0**	**0**	**0**	0	**302.947.410**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 010046002 TRANSFORMAR LA ASAMBLEA NACIONAL EN ASAMBLEA POPULAR

UNIDAD DE MEDIDA: INFORME / EVENTO

META: 85

RESPONSABLE/EJECUTOR: PRESIDENCIA DE LA ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**500.000**	**0**	**0**	**0**	**0**	0	**500.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	500.000	0	0	0	0	0	500.000
401	01	18	00	Remuneraciones al personal contratado	500.000	0	0	0	0	0	500.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**80.899**	**0**	**0**	**0**	**0**	0	**80.899**
402	01	00	00	Productos alimenticios y agropecuarios	80.899	0	0	0	0	0	80.899
402	01	01	00	Alimentos y bebidas para personas	80.899	0	0	0	0	0	80.899
403	**00**	**00**	**00**	**Servicios no personales**	**5.427.497**	**0**	**0**	**0**	**0**	0	**5.427.497**
403	02	00	00	Alquileres de maquinaria y equipos	2.092.000	0	0	0	0	0	2.092.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	12.000	0	0	0	0	0	12.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	1.200.000	0	0	0	0	0	1.200.000
403	02	99	00	Alquileres de otras maquinaria y equipos	880.000	0	0	0	0	0	880.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	470.000	0	0	0	0	0	470.000
403	07	02	00	Imprenta y reproducción	150.000	0	0	0	0	0	150.000
403	07	03	00	Relaciones sociales	320.000	0	0	0	0	0	320.000
403	09	00	00	Viáticos y pasajes	2.221.740	0	0	0	0	0	2.221.740
403	09	01	00	Viáticos y pasajes dentro del país	2.221.740	0	0	0	0	0	2.221.740
403	18	00	00	Impuestos indirectos	643.757	0	0	0	0	0	643.757
403	18	01	00	Impuesto al valor agregado	643.757	0	0	0	0	0	643.757
				Totales	**6.008.396**	**0**	**0**	**0**	**0**	0	**6.008.396**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 010046003 FORTALECER LA INVESTIGACIÓN Y EL DESARROLLO LEGISLATIVO.

UNIDAD DE MEDIDA: INFORME **META:** 44

RESPONSABLE/EJECUTOR: DIRRECCIÓN DE DESARROLLO LEGISLATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**38.853.275**	**0**	**0**	**0**	**0**	0	**38.853.275**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.273.073	0	0	0	0	0	9.273.073
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.977.010	0	0	0	0	0	5.977.010
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.680.652	0	0	0	0	0	1.680.652
401	01	18	00	Remuneraciones al personal contratado	114.619	0	0	0	0	0	114.619
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.009.392	0	0	0	0	0	1.009.392
401	01	99	00	Otras retribuciones	491.400	0	0	0	0	0	491.400
401	03	00	00	Primas	2.223.867	0	0	0	0	0	2.223.867
401	03	02	00	Primas de transporte a empleados	160.020	0	0	0	0	0	160.020
401	03	04	00	Primas por hijos a empleados	20.160	0	0	0	0	0	20.160
401	03	08	00	Primas de profesionalización a empleados	170.069	0	0	0	0	0	170.069
401	03	09	00	Primas por antigüedad a empleados	1.228.923	0	0	0	0	0	1.228.923
401	03	17	00	Primas de transporte a obreros	66.780	0	0	0	0	0	66.780
401	03	19	00	Primas por hijos de obreros	11.025	0	0	0	0	0	11.025
401	03	21	00	Primas por antigüedad a obreros	362.641	0	0	0	0	0	362.641
401	03	22	00	Primas de profesionalización a obreros	2.055	0	0	0	0	0	2.055
401	03	37	00	Primas de transporte al personal contratado	3.780	0	0	0	0	0	3.780
401	03	39	00	Primas por hijos al personal contratado	315	0	0	0	0	0	315
401	03	95	00	Otras primas al personal de alto nivel y de dirección	198.099	0	0	0	0	0	198.099
401	04	00	00	Complementos de sueldos y salarios	1.979.497	0	0	0	0	0	1.979.497
401	04	08	00	Bono compensatorio de alimentación a empleados	1.280.160	0	0	0	0	0	1.280.160
401	04	18	00	Bono compensatorio de alimentación a obreros	534.240	0	0	0	0	0	534.240
401	04	26	00	Bono compensatorio de alimentación al personal contratado	30.240	0	0	0	0	0	30.240
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	120.960	0	0	0	0	0	120.960

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010046003 FORTALECER LA INVESTIGACIÓN Y EL DESARROLLO LEGISLATIVO.

UNIDAD DE MEDIDA: INFORME **META:** 44

RESPONSABLE/EJECUTOR: DIRRECCIÓN DE DESARROLLO LEGISLATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	96	00	Otros complementos a empleados	13.897	0	0	0	0	0	13.897
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.782.701	0	0	0	0	0	9.782.701
401	05	01	00	Aguinaldos a empleados	4.594.836	0	0	0	0	0	4.594.836
401	05	03	00	Bono vacacional a empleados	2.243.989	0	0	0	0	0	2.243.989
401	05	04	00	Aguinaldos a obreros	1.267.994	0	0	0	0	0	1.267.994
401	05	06	00	Bono vacacional a obreros	619.253	0	0	0	0	0	619.253
401	05	07	00	Aguinaldos al personal contratado	70.899	0	0	0	0	0	70.899
401	05	08	00	Bono vacacional al personal contratado	34.625	0	0	0	0	0	34.625
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	639.024	0	0	0	0	0	639.024
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	312.081	0	0	0	0	0	312.081
401	06	00	00	Aportes patronales y legales	1.307.214	0	0	0	0	0	1.307.214
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	624.437	0	0	0	0	0	624.437
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	153.720	0	0	0	0	0	153.720
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	136.945	0	0	0	0	0	136.945
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	189.187	0	0	0	0	0	189.187
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	42.463	0	0	0	0	0	42.463
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	37.309	0	0	0	0	0	37.309
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	10.684	0	0	0	0	0	10.684
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	2.374	0	0	0	0	0	2.374
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	68.472	0	0	0	0	0	68.472
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	17.849	0	0	0	0	0	17.849
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	21.400	0	0	0	0	0	21.400
401	06	95	00	Otros aportes legales por personal contratado	2.374	0	0	0	0	0	2.374

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010046003 FORTALECER LA INVESTIGACIÓN Y EL DESARROLLO LEGISLATIVO.

UNIDAD DE MEDIDA: INFORME **META:** 44

RESPONSABLE/EJECUTOR: DIRRECCIÓN DE DESARROLLO LEGISLATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	9.501.534	0	0	0	0	0	9.501.534
401	07	02	00	Becas a empleados	141.010	0	0	0	0	0	141.010
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.307.925	0	0	0	0	0	1.307.925
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	4.067.708	0	0	0	0	0	4.067.708
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	38.725	0	0	0	0	0	38.725
401	07	10	00	Dotación de uniformes a empleados	540.068	0	0	0	0	0	540.068
401	07	18	00	Becas a obreros	45.166	0	0	0	0	0	45.166
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	360.936	0	0	0	0	0	360.936
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.697.548	0	0	0	0	0	1.697.548
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	62.244	0	0	0	0	0	62.244
401	07	26	00	Dotación de uniformes a obreros	225.383	0	0	0	0	0	225.383
401	07	33	00	Asistencia socio-económica al personal contratado	129.552	0	0	0	0	0	129.552
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	181.899	0	0	0	0	0	181.899
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	384.350	0	0	0	0	0	384.350
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	72.102	0	0	0	0	0	72.102
401	07	96	00	Otras subvenciones a empleados	234.255	0	0	0	0	0	234.255
401	07	97	00	Otras subvenciones a obreros	12.663	0	0	0	0	0	12.663
401	08	00	00	Prestaciones sociales e indemnizaciones	4.785.389	0	0	0	0	0	4.785.389
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	3.360.968	0	0	0	0	0	3.360.968
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	967.773	0	0	0	0	0	967.773
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	40.728	0	0	0	0	0	40.728
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	415.920	0	0	0	0	0	415.920
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.660.404**	**0**	**0**	**0**	**0**	0	**4.660.404**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010046003 FORTALECER LA INVESTIGACIÓN Y EL DESARROLLO LEGISLATIVO.

UNIDAD DE MEDIDA: INFORME **META:** 44

RESPONSABLE/EJECUTOR: DIRRECCIÓN DE DESARROLLO LEGISLATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	189.069	0	0	0	0	0	189.069
402	01	01	00	Alimentos y bebidas para personas	189.069	0	0	0	0	0	189.069
402	03	00	00	Textiles y vestuarios	63.874	0	0	0	0	0	63.874
402	03	01	00	Textiles	63.874	0	0	0	0	0	63.874
402	04	00	00	Productos de cuero y caucho	19.162	0	0	0	0	0	19.162
402	04	02	00	Productos de cuero y sucedáneos del cuero	19.162	0	0	0	0	0	19.162
402	05	00	00	Productos de papel, cartón e impresos	2.242.061	0	0	0	0	0	2.242.061
402	05	01	00	Pulpa de madera, papel y cartón	148.354	0	0	0	0	0	148.354
402	05	03	00	Productos de papel y cartón para oficina	396.020	0	0	0	0	0	396.020
402	05	04	00	Libros, revistas y periódicos	33.213	0	0	0	0	0	33.213
402	05	06	00	Productos de papel y cartón para computación	2.555	0	0	0	0	0	2.555
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.661.919	0	0	0	0	0	1.661.919
402	06	00	00	Productos químicos y derivados	1.104.454	0	0	0	0	0	1.104.454
402	06	03	00	Tintas, pinturas y colorantes	772.877	0	0	0	0	0	772.877
402	06	04	00	Productos farmacéuticos y medicamentos	1.348	0	0	0	0	0	1.348
402	06	06	00	Combustibles y lubricantes	6.387	0	0	0	0	0	6.387
402	06	08	00	Productos plásticos	298.292	0	0	0	0	0	298.292
402	06	99	00	Otros productos de la industria química y conexos	25.550	0	0	0	0	0	25.550
402	08	00	00	Productos metálicos	467.558	0	0	0	0	0	467.558
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	453.506	0	0	0	0	0	453.506
402	08	10	00	Repuestos y accesorios para otros equipos	12.775	0	0	0	0	0	12.775
402	08	99	00	Otros productos metálicos	1.277	0	0	0	0	0	1.277
402	10	00	00	Productos varios y útiles diversos	574.226	0	0	0	0	0	574.226
402	10	02	00	Materiales y útiles de limpieza y aseo	1.277	0	0	0	0	0	1.277

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010046003 FORTALECER LA INVESTIGACIÓN Y EL DESARROLLO LEGISLATIVO.

UNIDAD DE MEDIDA: INFORME **META:** 44

RESPONSABLE/EJECUTOR: DIRRECCIÓN DE DESARROLLO LEGISLATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	8.942	0	0	0	0	0	8.942
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	274.659	0	0	0	0	0	274.659
402	10	06	00	Condecoraciones, ofrendas y similares	6.387	0	0	0	0	0	6.387
402	10	07	00	Productos de seguridad en el trabajo	4.471	0	0	0	0	0	4.471
402	10	08	00	Materiales para equipos de computación	97.088	0	0	0	0	0	97.088
402	10	11	00	Materiales eléctricos	2.555	0	0	0	0	0	2.555
402	10	99	00	Otros productos y útiles diversos	178.847	0	0	0	0	0	178.847
403	**00**	**00**	**00**	**Servicios no personales**	**2.361.988**	**0**	**0**	**0**	**0**	0	**2.361.988**
403	07	00	00	Servicios de información, impresión y relaciones públicas	325.758	0	0	0	0	0	325.758
403	07	01	00	Publicidad y propaganda	191.623	0	0	0	0	0	191.623
403	07	02	00	Imprenta y reproducción	102.198	0	0	0	0	0	102.198
403	07	03	00	Relaciones sociales	31.937	0	0	0	0	0	31.937
403	09	00	00	Viáticos y pasajes	958.111	0	0	0	0	0	958.111
403	09	01	00	Viáticos y pasajes dentro del país	319.370	0	0	0	0	0	319.370
403	09	02	00	Viáticos y pasajes fuera del país	638.741	0	0	0	0	0	638.741
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	95.811	0	0	0	0	0	95.811
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	95.811	0	0	0	0	0	95.811
403	18	00	00	Impuestos indirectos	832.539	0	0	0	0	0	832.539
403	18	01	00	Impuesto al valor agregado	832.539	0	0	0	0	0	832.539
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	49.124	0	0	0	0	0	49.124
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	49.124	0	0	0	0	0	49.124
403	99	00	00	Otros servicios no personales	100.645	0	0	0	0	0	100.645
403	99	01	00	Otros servicios no personales	100.645	0	0	0	0	0	100.645
404	**00**	**00**	**00**	**Activos reales**	**747.964**	**0**	**0**	**0**	**0**	0	**747.964**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010046003 FORTALECER LA INVESTIGACIÓN Y EL DESARROLLO LEGISLATIVO.

UNIDAD DE MEDIDA: INFORME **META:** 44

RESPONSABLE/EJECUTOR: DIRRECCIÓN DE DESARROLLO LEGISLATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	33.853	0	0	0	0	0	33.853
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	33.853	0	0	0	0	0	33.853
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	712.834	0	0	0	0	0	712.834
404	09	01	00	Mobiliario y equipos de oficina	578.699	0	0	0	0	0	578.699
404	09	03	00	Mobiliario y equipos de alojamiento	134.135	0	0	0	0	0	134.135
404	99	00	00	Otros activos reales	1.277	0	0	0	0	0	1.277
404	99	01	00	Otros activos reales	1.277	0	0	0	0	0	1.277
407	**00**	**00**	**00**	**Transferencias y donaciones**	**300.000**	**0**	**0**	**0**	**0**	0	**300.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	01	00	Transferencias corrientes al exterior	300.000	0	0	0	0	0	300.000
407	02	01	04	Transferencias corrientes a organismos internacionales	300.000	0	0	0	0	0	300.000
				Totales	**46.923.631**	**0**	**0**	**0**	**0**	0	**46.923.631**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010046004 FORTALECER LA PARTICIPACIÓN CIUDADANA EN EL PROCESO DE FORMACIÓN DE LEYES

UNIDAD DE MEDIDA: *INFORME / EVENTO* **META:** 139

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
401	**00**	**00**	**00**	**Gastos de personal**	**10.965.633**	**0**	**0**	**0**	**0**	0	**10.965.633**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.593.108	0	0	0	0	0	2.593.108
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.588.231	0	0	0	0	0	1.588.231
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	265.501	0	0	0	0	0	265.501
401	01	18	00	Remuneraciones al personal contratado	73.651	0	0	0	0	0	73.651
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	517.045	0	0	0	0	0	517.045
401	01	99	00	Otras retribuciones	148.680	0	0	0	0	0	148.680
401	03	00	00	Primas	590.675	0	0	0	0	0	590.675
401	03	02	00	Primas de transporte a empleados	47.880	0	0	0	0	0	47.880
401	03	04	00	Primas por hijos a empleados	6.930	0	0	0	0	0	6.930
401	03	08	00	Primas de profesionalización a empleados	44.352	0	0	0	0	0	44.352
401	03	09	00	Primas por antigüedad a empleados	327.298	0	0	0	0	0	327.298
401	03	17	00	Primas de transporte a obreros	13.860	0	0	0	0	0	13.860
401	03	19	00	Primas por hijos de obreros	1.575	0	0	0	0	0	1.575
401	03	21	00	Primas por antigüedad a obreros	46.511	0	0	0	0	0	46.511
401	03	37	00	Primas de transporte al personal contratado	3.780	0	0	0	0	0	3.780
401	03	41	00	Primas por antigüedad al personal contratado	7.291	0	0	0	0	0	7.291
401	03	95	00	Otras primas al personal de alto nivel y de dirección	91.198	0	0	0	0	0	91.198
401	04	00	00	Complementos de sueldos y salarios	598.227	0	0	0	0	0	598.227
401	04	08	00	Bono compensatorio de alimentación a empleados	383.040	0	0	0	0	0	383.040
401	04	18	00	Bono compensatorio de alimentación a obreros	110.880	0	0	0	0	0	110.880
401	04	26	00	Bono compensatorio de alimentación al personal contratado	30.240	0	0	0	0	0	30.240
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	70.560	0	0	0	0	0	70.560
401	04	96	00	Otros complementos a empleados	3.507	0	0	0	0	0	3.507

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010046004 FORTALECER LA PARTICIPACIÓN CIUDADANA EN EL PROCESO DE FORMACIÓN DE LEYES

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 139

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.697.870	0	0	0	0	0	2.697.870
401	05	01	00	Aguinaldos a empleados	1.203.219	0	0	0	0	0	1.203.219
401	05	03	00	Bono vacacional a empleados	587.619	0	0	0	0	0	587.619
401	05	04	00	Aguinaldos a obreros	195.558	0	0	0	0	0	195.558
401	05	06	00	Bono vacacional a obreros	95.505	0	0	0	0	0	95.505
401	05	07	00	Aguinaldos al personal contratado	50.598	0	0	0	0	0	50.598
401	05	08	00	Bono vacacional al personal contratado	24.711	0	0	0	0	0	24.711
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	363.256	0	0	0	0	0	363.256
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	177.404	0	0	0	0	0	177.404
401	06	00	00	Aportes patronales y legales	363.905	0	0	0	0	0	363.905
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	170.827	0	0	0	0	0	170.827
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	40.294	0	0	0	0	0	40.294
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	36.151	0	0	0	0	0	36.151
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	29.470	0	0	0	0	0	29.470
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	6.549	0	0	0	0	0	6.549
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	6.549	0	0	0	0	0	6.549
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	7.625	0	0	0	0	0	7.625
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	474	0	0	0	0	0	474
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	39.942	0	0	0	0	0	39.942
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	12.165	0	0	0	0	0	12.165
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	12.165	0	0	0	0	0	12.165
401	06	95	00	Otros aportes legales por personal contratado	1.694	0	0	0	0	0	1.694
401	07	00	00	Asistencia socio-económica	2.832.951	0	0	0	0	0	2.832.951

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010046004 FORTALECER LA PARTICIPACIÓN CIUDADANA EN EL PROCESO DE FORMACIÓN DE LEYES

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 139

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	02	00	Becas a empleados	58.579	0	0	0	0	0	58.579
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	342.498	0	0	0	0	0	342.498
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.217.110	0	0	0	0	0	1.217.110
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	14.077	0	0	0	0	0	14.077
401	07	10	00	Dotación de uniformes a empleados	161.595	0	0	0	0	0	161.595
401	07	18	00	Becas a obreros	8.033	0	0	0	0	0	8.033
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	55.666	0	0	0	0	0	55.666
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	352.321	0	0	0	0	0	352.321
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	13.498	0	0	0	0	0	13.498
401	07	26	00	Dotación de uniformes a obreros	46.778	0	0	0	0	0	46.778
401	07	33	00	Asistencia socio-económica al personal contratado	123.510	0	0	0	0	0	123.510
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	103.401	0	0	0	0	0	103.401
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	224.204	0	0	0	0	0	224.204
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	43.221	0	0	0	0	0	43.221
401	07	96	00	Otras subvenciones a empleados	67.410	0	0	0	0	0	67.410
401	07	97	00	Otras subvenciones a obreros	1.050	0	0	0	0	0	1.050
401	08	00	00	Prestaciones sociales e indemnizaciones	1.288.897	0	0	0	0	0	1.288.897
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	888.090	0	0	0	0	0	888.090
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	140.064	0	0	0	0	0	140.064
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	34.309	0	0	0	0	0	34.309
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	226.434	0	0	0	0	0	226.434
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.378.670**	**0**	**0**	**0**	**0**	0	**2.378.670**
402	01	00	00	Productos alimenticios y agropecuarios	102.199	0	0	0	0	0	102.199

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010046004 FORTALECER LA PARTICIPACIÓN CIUDADANA EN EL PROCESO DE FORMACIÓN DE LEYES

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 139

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	01	00	Alimentos y bebidas para personas	102.199	0	0	0	0	0	102.199
402	03	00	00	Textiles y vestuarios	1.277	0	0	0	0	0	1.277
402	03	01	00	Textiles	1.277	0	0	0	0	0	1.277
402	05	00	00	Productos de papel, cartón e impresos	1.893.228	0	0	0	0	0	1.893.228
402	05	01	00	Pulpa de madera, papel y cartón	15.330	0	0	0	0	0	15.330
402	05	03	00	Productos de papel y cartón para oficina	1.647.951	0	0	0	0	0	1.647.951
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	229.947	0	0	0	0	0	229.947
402	06	00	00	Productos químicos y derivados	148.188	0	0	0	0	0	148.188
402	06	03	00	Tintas, pinturas y colorantes	102.199	0	0	0	0	0	102.199
402	06	08	00	Productos plásticos	45.989	0	0	0	0	0	45.989
402	08	00	00	Productos metálicos	6.387	0	0	0	0	0	6.387
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.387	0	0	0	0	0	6.387
402	10	00	00	Productos varios y útiles diversos	227.391	0	0	0	0	0	227.391
402	10	03	00	Utensilios de cocina y comedor	3.832	0	0	0	0	0	3.832
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	140.523	0	0	0	0	0	140.523
402	10	08	00	Materiales para equipos de computación	44.712	0	0	0	0	0	44.712
402	10	99	00	Otros productos y útiles diversos	38.324	0	0	0	0	0	38.324
403	**00**	**00**	**00**	**Servicios no personales**	**1.371.350**	**0**	**0**	**0**	**0**	0	**1.371.350**
403	02	00	00	Alquileres de maquinaria y equipos	127.748	0	0	0	0	0	127.748
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	127.748	0	0	0	0	0	127.748
403	07	00	00	Servicios de información, impresión y relaciones públicas	396.019	0	0	0	0	0	396.019
403	07	01	00	Publicidad y propaganda	396.019	0	0	0	0	0	396.019
403	09	00	00	Viáticos y pasajes	255.496	0	0	0	0	0	255.496
403	09	01	00	Viáticos y pasajes dentro del país	255.496	0	0	0	0	0	255.496

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114437 010046000 GESTIÓN PARLAMENTARIA

OBJETIVO DEL PROYECTO: PROPORCIONAR A LA REPÚBLICA BOLIVARIANA DE VENEZUELA UNA ESTRUCTURA JURÍDICA ACORDE CON LAS REALIDADES SOCIALES, POLÍTICAS, ECONÓMICAS Y CULTURALES DEL PAÍS, DE MODO QUE BENEFICIE A LA NACIÓN Y SUS HABITANTES.

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 1.663

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010046004 FORTALECER LA PARTICIPACIÓN CIUDADANA EN EL PROCESO DE FORMACIÓN DE LEYES

UNIDAD DE MEDIDA: INFORME / EVENTO **META:** 139

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	63.877	0	0	0	0	0	63.877
403	10	99	00	Otros servicios profesionales y técnicos	63.877	0	0	0	0	0	63.877
403	18	00	00	Impuestos indirectos	444.355	0	0	0	0	0	444.355
403	18	01	00	Impuesto al valor agregado	444.355	0	0	0	0	0	444.355
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	13.594	0	0	0	0	0	13.594
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	13.594	0	0	0	0	0	13.594
403	99	00	00	Otros servicios no personales	70.261	0	0	0	0	0	70.261
403	99	01	00	Otros servicios no personales	70.261	0	0	0	0	0	70.261
404	**00**	**00**	**00**	**Activos reales**	**397.296**	**0**	**0**	**0**	**0**	0	**397.296**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	76.649	0	0	0	0	0	76.649
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	76.649	0	0	0	0	0	76.649
404	05	00	00	Equipos de comunicaciones y de señalamiento	178.847	0	0	0	0	0	178.847
404	05	01	00	Equipos de telecomunicaciones	178.847	0	0	0	0	0	178.847
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.277	0	0	0	0	0	1.277
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	1.277	0	0	0	0	0	1.277
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	140.523	0	0	0	0	0	140.523
404	09	01	00	Mobiliario y equipos de oficina	89.424	0	0	0	0	0	89.424
404	09	03	00	Mobiliario y equipos de alojamiento	51.099	0	0	0	0	0	51.099
				Totales	**15.112.949**	**0**	**0**	**0**	**0**	0	**15.112.949**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 116371 010047000 PROTECCIÓN SOCIAL

OBJETIVO DEL PROYECTO: BRINDAR SERVICIOS SOCIALES Y DESARROLLO DE PROGRAMAS DE EDUCACIÓN, SALUD, NUTRICIÓN, ASISTENCIA LEGAL, RECREACIÓN, ENTRE OTROS, QUE GARANTICEN EL BIENESTAR DE LOS NIÑOS Y NIÑAS DE LA COMUNIDAD DE LA ASAMBLEA NACIONAL, ASÍ COMO ATENDER COMUNIDADES Y PÚBLICO CON NECESIDADES.

UNIDAD DE MEDIDA: INFORME **META:** 1.224

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**16.301.451**	**0**	**0**	**0**	**0**	**0**	**16.301.451**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.525.927	0	0	0	0	0	3.525.927
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.355.449	0	0	0	0	0	2.355.449
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	734.889	0	0	0	0	0	734.889
401	01	18	00	Remuneraciones al personal contratado	50.258	0	0	0	0	0	50.258
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	115.691	0	0	0	0	0	115.691
401	01	99	00	Otras retribuciones	269.640	0	0	0	0	0	269.640
401	03	00	00	Primas	840.738	0	0	0	0	0	840.738
401	03	02	00	Primas de transporte a empleados	86.940	0	0	0	0	0	86.940
401	03	04	00	Primas por hijos a empleados	14.490	0	0	0	0	0	14.490
401	03	08	00	Primas de profesionalización a empleados	72.387	0	0	0	0	0	72.387
401	03	09	00	Primas por antigüedad a empleados	446.330	0	0	0	0	0	446.330
401	03	17	00	Primas de transporte a obreros	44.100	0	0	0	0	0	44.100
401	03	19	00	Primas por hijos de obreros	6.300	0	0	0	0	0	6.300
401	03	21	00	Primas por antigüedad a obreros	140.681	0	0	0	0	0	140.681
401	03	22	00	Primas de profesionalización a obreros	843	0	0	0	0	0	843
401	03	37	00	Primas de transporte al personal contratado	1.260	0	0	0	0	0	1.260
401	03	95	00	Otras primas al personal de alto nivel y de dirección	27.407	0	0	0	0	0	27.407
401	04	00	00	Complementos de sueldos y salarios	1.080.350	0	0	0	0	0	1.080.350
401	04	08	00	Bono compensatorio de alimentación a empleados	695.520	0	0	0	0	0	695.520
401	04	18	00	Bono compensatorio de alimentación a obreros	352.800	0	0	0	0	0	352.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	10.080	0	0	0	0	0	10.080
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	20.160	0	0	0	0	0	20.160
401	04	96	00	Otros complementos a empleados	1.790	0	0	0	0	0	1.790
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.641.800	0	0	0	0	0	3.641.800
401	05	01	00	Aguinaldos a empleados	1.777.093	0	0	0	0	0	1.777.093
401	05	03	00	Bono vacacional a empleados	867.882	0	0	0	0	0	867.882
401	05	04	00	Aguinaldos a obreros	553.513	0	0	0	0	0	553.513
401	05	06	00	Bono vacacional a obreros	270.320	0	0	0	0	0	270.320

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 116371 010047000 PROTECCIÓN SOCIAL

OBJETIVO DEL PROYECTO: BRINDAR SERVICIOS SOCIALES Y DESARROLLO DE PROGRAMAS DE EDUCACIÓN, SALUD, NUTRICIÓN, ASISTENCIA LEGAL, RECREACIÓN, ENTRE OTROS, QUE GARANTICEN EL BIENESTAR DE LOS NIÑOS Y NIÑAS DE LA COMUNIDAD DE LA ASAMBLEA NACIONAL, ASÍ COMO ATENDER COMUNIDADES Y PÚBLICO CON NECESIDADES.

UNIDAD DE MEDIDA: INFORME **META:** 1.224

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	07	00	Aguinaldos al personal contratado	30.768	0	0	0	0	0	30.768
401	05	08	00	Bono vacacional al personal contratado	15.026	0	0	0	0	0	15.026
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	85.461	0	0	0	0	0	85.461
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	41.737	0	0	0	0	0	41.737
401	06	00	00	Aportes patronales y legales	522.086	0	0	0	0	0	522.086
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	262.230	0	0	0	0	0	262.230
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	59.512	0	0	0	0	0	59.512
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	58.614	0	0	0	0	0	58.614
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	83.413	0	0	0	0	0	83.413
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	18.536	0	0	0	0	0	18.536
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	15.948	0	0	0	0	0	15.948
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.637	0	0	0	0	0	4.637
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	1.030	0	0	0	0	0	1.030
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	11.412	0	0	0	0	0	11.412
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	2.862	0	0	0	0	0	2.862
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	2.862	0	0	0	0	0	2.862
401	06	95	00	Otros aportes legales por personal contratado	1.030	0	0	0	0	0	1.030
401	07	00	00	Asistencia socio-económica	4.988.955	0	0	0	0	0	4.988.955
401	07	02	00	Becas a empleados	129.686	0	0	0	0	0	129.686
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	505.851	0	0	0	0	0	505.851
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.210.015	0	0	0	0	0	2.210.015
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	34.997	0	0	0	0	0	34.997
401	07	10	00	Dotación de uniformes a empleados	293.423	0	0	0	0	0	293.423
401	07	18	00	Becas a obreros	47.597	0	0	0	0	0	47.597
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	157.558	0	0	0	0	0	157.558
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.121.022	0	0	0	0	0	1.121.022
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	54.400	0	0	0	0	0	54.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 116371 010047000 PROTECCIÓN SOCIAL

OBJETIVO DEL PROYECTO: BRINDAR SERVICIOS SOCIALES Y DESARROLLO DE PROGRAMAS DE EDUCACIÓN, SALUD, NUTRICIÓN, ASISTENCIA LEGAL, RECREACIÓN, ENTRE OTROS, QUE GARANTICEN EL BIENESTAR DE LOS NIÑOS Y NIÑAS DE LA COMUNIDAD DE LA ASAMBLEA NACIONAL, ASÍ COMO ATENDER COMUNIDADES Y PÚBLICO CON NECESIDADES.

UNIDAD DE MEDIDA: INFORME

META: 1.224

RESPONSABLE/EJECUTOR: PRESIDENCIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	26	00	Dotación de uniformes a obreros	148.838	0	0	0	0	0	148.838
401	07	33	00	Asistencia socio-económica al personal contratado	45.040	0	0	0	0	0	45.040
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	24.327	0	0	0	0	0	24.327
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	64.058	0	0	0	0	0	64.058
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	15.695	0	0	0	0	0	15.695
401	07	96	00	Otras subvenciones a empleados	126.105	0	0	0	0	0	126.105
401	07	97	00	Otras subvenciones a obreros	10.343	0	0	0	0	0	10.343
401	08	00	00	Prestaciones sociales e indemnizaciones	1.701.595	0	0	0	0	0	1.701.595
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.240.409	0	0	0	0	0	1.240.409
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	389.452	0	0	0	0	0	389.452
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	17.675	0	0	0	0	0	17.675
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	54.059	0	0	0	0	0	54.059
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.457.884**	**0**	**0**	**0**	**0**	**0**	**3.457.884**
402	01	00	00	Productos alimenticios y agropecuarios	1.497.505	0	0	0	0	0	1.497.505
402	01	01	00	Alimentos y bebidas para personas	1.472.612	0	0	0	0	0	1.472.612
402	01	03	00	Productos agrícolas y pecuarios	24.893	0	0	0	0	0	24.893
402	03	00	00	Textiles y vestuarios	101.305	0	0	0	0	0	101.305
402	03	01	00	Textiles	80.805	0	0	0	0	0	80.805
402	03	02	00	Prendas de vestir	20.500	0	0	0	0	0	20.500
402	05	00	00	Productos de papel, cartón e impresos	1.084.740	0	0	0	0	0	1.084.740
402	05	01	00	Pulpa de madera, papel y cartón	619.434	0	0	0	0	0	619.434
402	05	03	00	Productos de papel y cartón para oficina	113.409	0	0	0	0	0	113.409
402	05	04	00	Libros, revistas y periódicos	332	0	0	0	0	0	332
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	351.565	0	0	0	0	0	351.565
402	06	00	00	Productos químicos y derivados	124.673	0	0	0	0	0	124.673
402	06	02	00	Abonos, plaguicidas y otros	216	0	0	0	0	0	216
402	06	03	00	Tintas, pinturas y colorantes	34.577	0	0	0	0	0	34.577
402	06	04	00	Productos farmacéuticos y medicamentos	74.733	0	0	0	0	0	74.733

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 116371 010047000 PROTECCIÓN SOCIAL

OBJETIVO DEL PROYECTO: BRINDAR SERVICIOS SOCIALES Y DESARROLLO DE PROGRAMAS DE EDUCACIÓN, SALUD, NUTRICIÓN, ASISTENCIA LEGAL, RECREACIÓN, ENTRE OTROS, QUE GARANTICEN EL BIENESTAR DE LOS NIÑOS Y NIÑAS DE LA COMUNIDAD DE LA ASAMBLEA NACIONAL, ASÍ COMO ATENDER COMUNIDADES Y PÚBLICO CON NECESIDADES.

UNIDAD DE MEDIDA: INFORME **META:** 1.224

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	15.147	0	0	0	0	0	15.147
402	09	00	00	Productos de madera	120	0	0	0	0	0	120
402	09	01	00	Productos primarios de madera	120	0	0	0	0	0	120
402	10	00	00	Productos varios y útiles diversos	584.639	0	0	0	0	0	584.639
402	10	03	00	Utensilios de cocina y comedor	424.812	0	0	0	0	0	424.812
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	16.000	0	0	0	0	0	16.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	92.007	0	0	0	0	0	92.007
402	10	06	00	Condecoraciones, ofrendas y similares	3.568	0	0	0	0	0	3.568
402	10	07	00	Productos de seguridad en el trabajo	2.240	0	0	0	0	0	2.240
402	10	08	00	Materiales para equipos de computación	36.650	0	0	0	0	0	36.650
402	10	11	00	Materiales eléctricos	1.288	0	0	0	0	0	1.288
402	10	99	00	Otros productos y útiles diversos	8.074	0	0	0	0	0	8.074
402	99	00	00	Otros materiales y suministros	64.902	0	0	0	0	0	64.902
402	99	01	00	Otros materiales y suministros	64.902	0	0	0	0	0	64.902
403	**00**	**00**	**00**	**Servicios no personales**	**571.185**	**0**	**0**	**0**	**0**	**0**	**571.185**
403	04	00	00	Servicios básicos	3.059	0	0	0	0	0	3.059
403	04	02	00	Gas	3.059	0	0	0	0	0	3.059
403	18	00	00	Impuestos indirectos	568.126	0	0	0	0	0	568.126
403	18	01	00	Impuesto al valor agregado	568.126	0	0	0	0	0	568.126
404	**00**	**00**	**00**	**Activos reales**	**231.032**	**0**	**0**	**0**	**0**	**0**	**231.032**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	459	0	0	0	0	0	459
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	459	0	0	0	0	0	459
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.500	0	0	0	0	0	2.500
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	2.500	0	0	0	0	0	2.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	228.073	0	0	0	0	0	228.073
404	09	01	00	Mobiliario y equipos de oficina	54.186	0	0	0	0	0	54.186
404	09	03	00	Mobiliario y equipos de alojamiento	173.887	0	0	0	0	0	173.887
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.000.000**	**0**	**0**	**0**	**0**	**0**	**3.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	3.000.000	0	0	0	0	0	3.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 116371 010047000 PROTECCIÓN SOCIAL

OBJETIVO DEL PROYECTO: BRINDAR SERVICIOS SOCIALES Y DESARROLLO DE PROGRAMAS DE EDUCACIÓN, SALUD, NUTRICIÓN, ASISTENCIA LEGAL, RECREACIÓN, ENTRE OTROS, QUE GARANTICEN EL BIENESTAR DE LOS NIÑOS Y NIÑAS DE LA COMUNIDAD DE LA ASAMBLEA NACIONAL, ASÍ COMO ATENDER COMUNIDADES Y PÚBLICO CON NECESIDADES.

UNIDAD DE MEDIDA: INFORME

META: 1.224

RESPONSABLE/EJECUTOR: PRESIDENCIA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	02	00	Donaciones corrientes internas al sector privado	3.000.000	0	0	0	0	0	3.000.000
407	01	02	01	Donaciones corrientes a personas	3.000.000	0	0	0	0	0	3.000.000
				Totales	**23.561.552**	**0**	**0**	**0**	**0**	**0**	**23.561.552**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 116371 010047000 PROTECCIÓN SOCIAL

OBJETIVO DEL PROYECTO: BRINDAR SERVICIOS SOCIALES Y DESARROLLO DE PROGRAMAS DE EDUCACIÓN, SALUD, NUTRICIÓN, ASISTENCIA LEGAL, RECREACIÓN, ENTRE OTROS, QUE GARANTICEN EL BIENESTAR DE LOS NIÑOS Y NIÑAS DE LA COMUNIDAD DE LA ASAMBLEA NACIONAL, ASÍ COMO ATENDER COMUNIDADES Y PÚBLICO CON NECESIDADES.

UNIDAD DE MEDIDA: INFORME

META: 1.224

RESPONSABLE/EJECUTOR: PRESIDENCIA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 116371 010047000 PROTECCIÓN SOCIAL

OBJETIVO DEL PROYECTO: BRINDAR SERVICIOS SOCIALES Y DESARROLLO DE PROGRAMAS DE EDUCACIÓN, SALUD, NUTRICIÓN, ASISTENCIA LEGAL, RECREACIÓN, ENTRE OTROS, QUE GARANTICEN EL BIENESTAR DE LOS NIÑOS Y NIÑAS DE LA COMUNIDAD DE LA ASAMBLEA NACIONAL, ASÍ COMO ATENDER COMUNIDADES Y PÚBLICO CON NECESIDADES.

UNIDAD DE MEDIDA: INFORME **META:** 1.224

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010047001 FORMAR Y BRINDAR ATENCIÓN INTEGRAL A LOS NIÑOS Y NIÑAS DESDE LA ETAPA MATERNAL HASTA LA EDUCACIÓN INICIAL

UNIDAD DE MEDIDA: INFORME **META:** 424

RESPONSABLE/EJECUTOR: ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**16.301.451**	**0**	**0**	**0**	**0**	0	**16.301.451**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.525.927	0	0	0	0	0	3.525.927
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.355.449	0	0	0	0	0	2.355.449
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	734.889	0	0	0	0	0	734.889
401	01	18	00	Remuneraciones al personal contratado	50.258	0	0	0	0	0	50.258
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	115.691	0	0	0	0	0	115.691
401	01	99	00	Otras retribuciones	269.640	0	0	0	0	0	269.640
401	03	00	00	Primas	840.738	0	0	0	0	0	840.738
401	03	02	00	Primas de transporte a empleados	86.940	0	0	0	0	0	86.940
401	03	04	00	Primas por hijos a empleados	14.490	0	0	0	0	0	14.490
401	03	08	00	Primas de profesionalización a empleados	72.387	0	0	0	0	0	72.387
401	03	09	00	Primas por antigüedad a empleados	446.330	0	0	0	0	0	446.330
401	03	17	00	Primas de transporte a obreros	44.100	0	0	0	0	0	44.100
401	03	19	00	Primas por hijos de obreros	6.300	0	0	0	0	0	6.300
401	03	21	00	Primas por antigüedad a obreros	140.681	0	0	0	0	0	140.681
401	03	22	00	Primas de profesionalización a obreros	843	0	0	0	0	0	843
401	03	37	00	Primas de transporte al personal contratado	1.260	0	0	0	0	0	1.260
401	03	95	00	Otras primas al personal de alto nivel y de dirección	27.407	0	0	0	0	0	27.407
401	04	00	00	Complementos de sueldos y salarios	1.080.350	0	0	0	0	0	1.080.350
401	04	08	00	Bono compensatorio de alimentación a empleados	695.520	0	0	0	0	0	695.520
401	04	18	00	Bono compensatorio de alimentación a obreros	352.800	0	0	0	0	0	352.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	10.080	0	0	0	0	0	10.080
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	20.160	0	0	0	0	0	20.160
401	04	96	00	Otros complementos a empleados	1.790	0	0	0	0	0	1.790

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 116371 010047000 PROTECCIÓN SOCIAL

OBJETIVO DEL PROYECTO: BRINDAR SERVICIOS SOCIALES Y DESARROLLO DE PROGRAMAS DE EDUCACIÓN, SALUD, NUTRICIÓN, ASISTENCIA LEGAL, RECREACIÓN, ENTRE OTROS, QUE GARANTICEN EL BIENESTAR DE LOS NIÑOS Y NIÑAS DE LA COMUNIDAD DE LA ASAMBLEA NACIONAL, ASÍ COMO ATENDER COMUNIDADES Y PÚBLICO CON NECESIDADES.

UNIDAD DE MEDIDA: INFORME **META:** 1.224

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010047001 FORMAR Y BRINDAR ATENCIÓN INTEGRAL A LOS NIÑOS Y NIÑAS DESDE LA ETAPA MATERNAL HASTA LA EDUCACIÓN INICIAL

UNIDAD DE MEDIDA: INFORME **META:** 424

RESPONSABLE/EJECUTOR: ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.641.800	0	0	0	0	0	3.641.800
401	05	01	00	Aguinaldos a empleados	1.777.093	0	0	0	0	0	1.777.093
401	05	03	00	Bono vacacional a empleados	867.882	0	0	0	0	0	867.882
401	05	04	00	Aguinaldos a obreros	553.513	0	0	0	0	0	553.513
401	05	06	00	Bono vacacional a obreros	270.320	0	0	0	0	0	270.320
401	05	07	00	Aguinaldos al personal contratado	30.768	0	0	0	0	0	30.768
401	05	08	00	Bono vacacional al personal contratado	15.026	0	0	0	0	0	15.026
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	85.461	0	0	0	0	0	85.461
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	41.737	0	0	0	0	0	41.737
401	06	00	00	Aportes patronales y legales	522.086	0	0	0	0	0	522.086
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	262.230	0	0	0	0	0	262.230
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	59.512	0	0	0	0	0	59.512
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	58.614	0	0	0	0	0	58.614
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	83.413	0	0	0	0	0	83.413
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	18.536	0	0	0	0	0	18.536
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	15.948	0	0	0	0	0	15.948
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	4.637	0	0	0	0	0	4.637
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	1.030	0	0	0	0	0	1.030
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	11.412	0	0	0	0	0	11.412
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	2.862	0	0	0	0	0	2.862
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	2.862	0	0	0	0	0	2.862
401	06	95	00	Otros aportes legales por personal contratado	1.030	0	0	0	0	0	1.030
401	07	00	00	Asistencia socio-económica	4.988.955	0	0	0	0	0	4.988.955

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 116371 010047000 PROTECCIÓN SOCIAL

OBJETIVO DEL PROYECTO: BRINDAR SERVICIOS SOCIALES Y DESARROLLO DE PROGRAMAS DE EDUCACIÓN, SALUD, NUTRICIÓN, ASISTENCIA LEGAL, RECREACIÓN, ENTRE OTROS, QUE GARANTICEN EL BIENESTAR DE LOS NIÑOS Y NIÑAS DE LA COMUNIDAD DE LA ASAMBLEA NACIONAL, ASÍ COMO ATENDER COMUNIDADES Y PÚBLICO CON NECESIDADES.

UNIDAD DE MEDIDA: INFORME **META:** 1.224

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010047001 FORMAR Y BRINDAR ATENCIÓN INTEGRAL A LOS NIÑOS Y NIÑAS DESDE LA ETAPA MATERNAL HASTA LA EDUCACIÓN INICIAL

UNIDAD DE MEDIDA: INFORME **META:** 424

RESPONSABLE/EJECUTOR: ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	02	00	Becas a empleados	129.686	0	0	0	0	0	129.686
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	505.851	0	0	0	0	0	505.851
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.210.015	0	0	0	0	0	2.210.015
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	34.997	0	0	0	0	0	34.997
401	07	10	00	Dotación de uniformes a empleados	293.423	0	0	0	0	0	293.423
401	07	18	00	Becas a obreros	47.597	0	0	0	0	0	47.597
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	157.558	0	0	0	0	0	157.558
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.121.022	0	0	0	0	0	1.121.022
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	54.400	0	0	0	0	0	54.400
401	07	26	00	Dotación de uniformes a obreros	148.838	0	0	0	0	0	148.838
401	07	33	00	Asistencia socio-económica al personal contratado	45.040	0	0	0	0	0	45.040
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	24.327	0	0	0	0	0	24.327
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	64.058	0	0	0	0	0	64.058
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	15.695	0	0	0	0	0	15.695
401	07	96	00	Otras subvenciones a empleados	126.105	0	0	0	0	0	126.105
401	07	97	00	Otras subvenciones a obreros	10.343	0	0	0	0	0	10.343
401	08	00	00	Prestaciones sociales e indemnizaciones	1.701.595	0	0	0	0	0	1.701.595
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.240.409	0	0	0	0	0	1.240.409
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	389.452	0	0	0	0	0	389.452
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	17.675	0	0	0	0	0	17.675
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	54.059	0	0	0	0	0	54.059
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.405.076**	**0**	**0**	**0**	**0**	0	**3.405.076**
402	01	00	00	Productos alimenticios y agropecuarios	1.495.997	0	0	0	0	0	1.495.997

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 116371 010047000 PROTECCIÓN SOCIAL

OBJETIVO DEL PROYECTO: BRINDAR SERVICIOS SOCIALES Y DESARROLLO DE PROGRAMAS DE EDUCACIÓN, SALUD, NUTRICIÓN, ASISTENCIA LEGAL, RECREACIÓN, ENTRE OTROS, QUE GARANTICEN EL BIENESTAR DE LOS NIÑOS Y NIÑAS DE LA COMUNIDAD DE LA ASAMBLEA NACIONAL, ASÍ COMO ATENDER COMUNIDADES Y PÚBLICO CON NECESIDADES.

UNIDAD DE MEDIDA: INFORME **META:** 1.224

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010047001 FORMAR Y BRINDAR ATENCIÓN INTEGRAL A LOS NIÑOS Y NIÑAS DESDE LA ETAPA MATERNAL HASTA LA EDUCACIÓN INICIAL

UNIDAD DE MEDIDA: INFORME **META:** 424

RESPONSABLE/EJECUTOR: ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	01	00	Alimentos y bebidas para personas	1.471.104	0	0	0	0	0	1.471.104
402	01	03	00	Productos agrícolas y pecuarios	24.893	0	0	0	0	0	24.893
402	03	00	00	Textiles y vestuarios	80.805	0	0	0	0	0	80.805
402	03	01	00	Textiles	80.805	0	0	0	0	0	80.805
402	05	00	00	Productos de papel, cartón e impresos	1.061.161	0	0	0	0	0	1.061.161
402	05	01	00	Pulpa de madera, papel y cartón	619.242	0	0	0	0	0	619.242
402	05	03	00	Productos de papel y cartón para oficina	90.022	0	0	0	0	0	90.022
402	05	04	00	Libros, revistas y periódicos	332	0	0	0	0	0	332
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	351.565	0	0	0	0	0	351.565
402	06	00	00	Productos químicos y derivados	123.808	0	0	0	0	0	123.808
402	06	02	00	Abonos, plaguicidas y otros	216	0	0	0	0	0	216
402	06	03	00	Tintas, pinturas y colorantes	34.505	0	0	0	0	0	34.505
402	06	04	00	Productos farmacéuticos y medicamentos	74.733	0	0	0	0	0	74.733
402	06	08	00	Productos plásticos	14.354	0	0	0	0	0	14.354
402	09	00	00	Productos de madera	120	0	0	0	0	0	120
402	09	01	00	Productos primarios de madera	120	0	0	0	0	0	120
402	10	00	00	Productos varios y útiles diversos	578.283	0	0	0	0	0	578.283
402	10	03	00	Utensilios de cocina y comedor	424.020	0	0	0	0	0	424.020
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	16.000	0	0	0	0	0	16.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	86.479	0	0	0	0	0	86.479
402	10	06	00	Condecoraciones, ofrendas y similares	3.568	0	0	0	0	0	3.568
402	10	07	00	Productos de seguridad en el trabajo	2.240	0	0	0	0	0	2.240
402	10	08	00	Materiales para equipos de computación	36.614	0	0	0	0	0	36.614
402	10	11	00	Materiales eléctricos	1.288	0	0	0	0	0	1.288

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 116371 010047000 PROTECCIÓN SOCIAL

OBJETIVO DEL PROYECTO: BRINDAR SERVICIOS SOCIALES Y DESARROLLO DE PROGRAMAS DE EDUCACIÓN, SALUD, NUTRICIÓN, ASISTENCIA LEGAL, RECREACIÓN, ENTRE OTROS, QUE GARANTICEN EL BIENESTAR DE LOS NIÑOS Y NIÑAS DE LA COMUNIDAD DE LA ASAMBLEA NACIONAL, ASÍ COMO ATENDER COMUNIDADES Y PÚBLICO CON NECESIDADES.

UNIDAD DE MEDIDA: INFORME **META:** 1.224

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010047001 FORMAR Y BRINDAR ATENCIÓN INTEGRAL A LOS NIÑOS Y NIÑAS DESDE LA ETAPA MATERNAL HASTA LA EDUCACIÓN INICIAL

UNIDAD DE MEDIDA: INFORME **META:** 424

RESPONSABLE/EJECUTOR: ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	99	00	Otros productos y útiles diversos	8.074	0	0	0	0	0	8.074
402	99	00	00	Otros materiales y suministros	64.902	0	0	0	0	0	64.902
402	99	01	00	Otros materiales y suministros	64.902	0	0	0	0	0	64.902
403	**00**	**00**	**00**	**Servicios no personales**	**497.795**	**0**	**0**	**0**	**0**	0	**497.795**
403	04	00	00	Servicios básicos	3.059	0	0	0	0	0	3.059
403	04	02	00	Gas	3.059	0	0	0	0	0	3.059
403	18	00	00	Impuestos indirectos	494.736	0	0	0	0	0	494.736
403	18	01	00	Impuesto al valor agregado	494.736	0	0	0	0	0	494.736
404	**00**	**00**	**00**	**Activos reales**	**218.313**	**0**	**0**	**0**	**0**	0	**218.313**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	2.500	0	0	0	0	0	2.500
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	2.500	0	0	0	0	0	2.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	215.813	0	0	0	0	0	215.813
404	09	01	00	Mobiliario y equipos de oficina	41.926	0	0	0	0	0	41.926
404	09	03	00	Mobiliario y equipos de alojamiento	173.887	0	0	0	0	0	173.887
				Totales	**20.422.635**	**0**	**0**	**0**	**0**	0	**20.422.635**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 116371 010047000 PROTECCIÓN SOCIAL

OBJETIVO DEL PROYECTO: BRINDAR SERVICIOS SOCIALES Y DESARROLLO DE PROGRAMAS DE EDUCACIÓN, SALUD, NUTRICIÓN, ASISTENCIA LEGAL, RECREACIÓN, ENTRE OTROS, QUE GARANTICEN EL BIENESTAR DE LOS NIÑOS Y NIÑAS DE LA COMUNIDAD DE LA ASAMBLEA NACIONAL, ASÍ COMO ATENDER COMUNIDADES Y PÚBLICO CON NECESIDADES.

UNIDAD DE MEDIDA: INFORME **META:** 1.224

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 010047002 ATENDER A LA COMUNIDAD EN FUNCIÓN DE LAS NECESIDADES.

UNIDAD DE MEDIDA: *INFORME* **META:** 800

RESPONSABLE/EJECUTOR: ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**52.808**	**0**	**0**	**0**	**0**	0	**52.808**
402	01	00	00	Productos alimenticios y agropecuarios	1.508	0	0	0	0	0	1.508
402	01	01	00	Alimentos y bebidas para personas	1.508	0	0	0	0	0	1.508
402	03	00	00	Textiles y vestuarios	20.500	0	0	0	0	0	20.500
402	03	02	00	Prendas de vestir	20.500	0	0	0	0	0	20.500
402	05	00	00	Productos de papel, cartón e impresos	23.579	0	0	0	0	0	23.579
402	05	01	00	Pulpa de madera, papel y cartón	192	0	0	0	0	0	192
402	05	03	00	Productos de papel y cartón para oficina	23.387	0	0	0	0	0	23.387
402	06	00	00	Productos químicos y derivados	865	0	0	0	0	0	865
402	06	03	00	Tintas, pinturas y colorantes	72	0	0	0	0	0	72
402	06	08	00	Productos plásticos	793	0	0	0	0	0	793
402	10	00	00	Productos varios y útiles diversos	6.356	0	0	0	0	0	6.356
402	10	03	00	Utensilios de cocina y comedor	792	0	0	0	0	0	792
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.528	0	0	0	0	0	5.528
402	10	08	00	Materiales para equipos de computación	36	0	0	0	0	0	36
403	**00**	**00**	**00**	**Servicios no personales**	**73.390**	**0**	**0**	**0**	**0**	0	**73.390**
403	18	00	00	Impuestos indirectos	73.390	0	0	0	0	0	73.390
403	18	01	00	Impuesto al valor agregado	73.390	0	0	0	0	0	73.390
404	**00**	**00**	**00**	**Activos reales**	**12.719**	**0**	**0**	**0**	**0**	0	**12.719**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	459	0	0	0	0	0	459
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	459	0	0	0	0	0	459
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	12.260	0	0	0	0	0	12.260
404	09	01	00	Mobiliario y equipos de oficina	12.260	0	0	0	0	0	12.260
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.000.000**	**0**	**0**	**0**	**0**	0	**3.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 116371 010047000 PROTECCIÓN SOCIAL

OBJETIVO DEL PROYECTO: BRINDAR SERVICIOS SOCIALES Y DESARROLLO DE PROGRAMAS DE EDUCACIÓN, SALUD, NUTRICIÓN, ASISTENCIA LEGAL, RECREACIÓN, ENTRE OTROS, QUE GARANTICEN EL BIENESTAR DE LOS NIÑOS Y NIÑAS DE LA COMUNIDAD DE LA ASAMBLEA NACIONAL, ASÍ COMO ATENDER COMUNIDADES Y PÚBLICO CON NECESIDADES.

UNIDAD DE MEDIDA: INFORME **META:** 1.224

RESPONSABLE/EJECUTOR: PRESIDENCIA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010047002 ATENDER A LA COMUNIDAD EN FUNCIÓN DE LAS NECESIDADES.

UNIDAD DE MEDIDA: INFORME **META:** 800

RESPONSABLE/EJECUTOR: ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	3.000.000	0	0	0	0	0	3.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	3.000.000	0	0	0	0	0	3.000.000
407	01	02	01	Donaciones corrientes a personas	3.000.000	0	0	0	0	0	3.000.000
				Totales	**3.138.917**	**0**	**0**	**0**	**0**	0	**3.138.917**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114492 010048000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR A LOS CIUDADANOS Y CIUDADANAS, UNA INFRAESTRUCTURA MODERNA Y ADECUADA PARA FOMENTAR UN ESPACIO PARTICIPATIVO, DONDE SE DEBATA LA ACTIVIDAD PARLAMENTARIA.

UNIDAD DE MEDIDA: ACTIVIDAD

META: 27

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**52.080.557**	**0**	**0**	**0**	**0**	**0**	**52.080.557**
401	01	00	00	Sueldos, salarios y otras retribuciones	11.197.310	0	0	0	0	0	11.197.310
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.261.032	0	0	0	0	0	2.261.032
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.949.581	0	0	0	0	0	6.949.581
401	01	18	00	Remuneraciones al personal contratado	623.294	0	0	0	0	0	623.294
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	496.523	0	0	0	0	0	496.523
401	01	99	00	Otras retribuciones	866.880	0	0	0	0	0	866.880
401	03	00	00	Primas	2.547.039	0	0	0	0	0	2.547.039
401	03	02	00	Primas de transporte a empleados	66.780	0	0	0	0	0	66.780
401	03	04	00	Primas por hijos a empleados	10.080	0	0	0	0	0	10.080
401	03	08	00	Primas de profesionalización a empleados	53.204	0	0	0	0	0	53.204
401	03	09	00	Primas por antigüedad a empleados	434.374	0	0	0	0	0	434.374
401	03	17	00	Primas de transporte a obreros	311.220	0	0	0	0	0	311.220
401	03	19	00	Primas por hijos de obreros	56.070	0	0	0	0	0	56.070
401	03	21	00	Primas por antigüedad a obreros	1.497.133	0	0	0	0	0	1.497.133
401	03	22	00	Primas de profesionalización a obreros	3.741	0	0	0	0	0	3.741
401	03	37	00	Primas de transporte al personal contratado	46.620	0	0	0	0	0	46.620
401	03	39	00	Primas por hijos al personal contratado	5.040	0	0	0	0	0	5.040
401	03	40	00	Primas de profesionalización al personal contratado	3.780	0	0	0	0	0	3.780
401	03	41	00	Primas por antigüedad al personal contratado	2.257	0	0	0	0	0	2.257
401	03	95	00	Otras primas al personal de alto nivel y de dirección	51.889	0	0	0	0	0	51.889
401	03	96	00	Otras primas al personal contratado	4.851	0	0	0	0	0	4.851
401	04	00	00	Complementos de sueldos y salarios	3.484.500	0	0	0	0	0	3.484.500
401	04	08	00	Bono compensatorio de alimentación a empleados	534.240	0	0	0	0	0	534.240
401	04	18	00	Bono compensatorio de alimentación a obreros	2.489.760	0	0	0	0	0	2.489.760
401	04	26	00	Bono compensatorio de alimentación al personal contratado	372.960	0	0	0	0	0	372.960
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	70.560	0	0	0	0	0	70.560
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	14.393	0	0	0	0	0	14.393
401	04	96	00	Otros complementos a empleados	2.587	0	0	0	0	0	2.587

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114492 010048000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR A LOS CIUDADANOS Y CIUDADANAS, UNA INFRAESTRUCTURA MODERNA Y ADECUADA PARA FOMENTAR UN ESPACIO PARTICIPATIVO, DONDE SE DEBATA LA ACTIVIDAD PARLAMENTARIA.

UNIDAD DE MEDIDA: ACTIVIDAD

META: 27

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	11.459.432	0	0	0	0	0	11.459.432
401	05	01	00	Aguinaldos a empleados	1.693.948	0	0	0	0	0	1.693.948
401	05	03	00	Bono vacacional a empleados	827.277	0	0	0	0	0	827.277
401	05	04	00	Aguinaldos a obreros	5.266.153	0	0	0	0	0	5.266.153
401	05	06	00	Bono vacacional a obreros	2.571.843	0	0	0	0	0	2.571.843
401	05	07	00	Aguinaldos al personal contratado	406.703	0	0	0	0	0	406.703
401	05	08	00	Bono vacacional al personal contratado	198.623	0	0	0	0	0	198.623
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	332.501	0	0	0	0	0	332.501
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	162.384	0	0	0	0	0	162.384
401	06	00	00	Aportes patronales y legales	1.624.928	0	0	0	0	0	1.624.928
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	240.891	0	0	0	0	0	240.891
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	56.728	0	0	0	0	0	56.728
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	56.728	0	0	0	0	0	56.728
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	791.973	0	0	0	0	0	791.973
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	176.355	0	0	0	0	0	176.355
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	152.228	0	0	0	0	0	152.228
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	61.289	0	0	0	0	0	61.289
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	12.904	0	0	0	0	0	12.904
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	39.942	0	0	0	0	0	39.942
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	11.135	0	0	0	0	0	11.135
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	11.135	0	0	0	0	0	11.135
401	06	95	00	Otros aportes legales por personal contratado	13.620	0	0	0	0	0	13.620
401	07	00	00	Asistencia socio-económica	16.124.355	0	0	0	0	0	16.124.355
401	07	02	00	Becas a empleados	88.685	0	0	0	0	0	88.685
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	482.184	0	0	0	0	0	482.184
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.697.548	0	0	0	0	0	1.697.548
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	18.243	0	0	0	0	0	18.243

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114492 010048000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR A LOS CIUDADANOS Y CIUDADANAS, UNA INFRAESTRUCTURA MODERNA Y ADECUADA PARA FOMENTAR UN ESPACIO PARTICIPATIVO, DONDE SE DEBATA LA ACTIVIDAD PARLAMENTARIA.

UNIDAD DE MEDIDA: ACTIVIDAD

META: 27

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	10	00	Dotación de uniformes a empleados	225.380	0	0	0	0	0	225.380
401	07	18	00	Becas a obreros	498.166	0	0	0	0	0	498.166
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.499.016	0	0	0	0	0	1.499.016
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	7.911.212	0	0	0	0	0	7.911.212
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	608.001	0	0	0	0	0	608.001
401	07	26	00	Dotación de uniformes a obreros	1.050.368	0	0	0	0	0	1.050.368
401	07	33	00	Asistencia socio-económica al personal contratado	1.515.537	0	0	0	0	0	1.515.537
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	94.647	0	0	0	0	0	94.647
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	224.205	0	0	0	0	0	224.205
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	71.901	0	0	0	0	0	71.901
401	07	96	00	Otras subvenciones a empleados	93.135	0	0	0	0	0	93.135
401	07	97	00	Otras subvenciones a obreros	46.127	0	0	0	0	0	46.127
401	08	00	00	Prestaciones sociales e indemnizaciones	5.642.993	0	0	0	0	0	5.642.993
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.217.144	0	0	0	0	0	1.217.144
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.978.954	0	0	0	0	0	3.978.954
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	237.782	0	0	0	0	0	237.782
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	209.113	0	0	0	0	0	209.113
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**23.301.953**	**0**	**0**	**0**	**0**	**0**	**23.301.953**
402	01	00	00	Productos alimenticios y agropecuarios	28.745	0	0	0	0	0	28.745
402	01	01	00	Alimentos y bebidas para personas	9.583	0	0	0	0	0	9.583
402	01	03	00	Productos agrícolas y pecuarios	19.162	0	0	0	0	0	19.162
402	03	00	00	Textiles y vestuarios	107.308	0	0	0	0	0	107.308
402	03	03	00	Calzados	107.308	0	0	0	0	0	107.308
402	04	00	00	Productos de cuero y caucho	163.874	0	0	0	0	0	163.874
402	04	03	00	Cauchos y tripas para vehículos	163.874	0	0	0	0	0	163.874
402	05	00	00	Productos de papel, cartón e impresos	16.314.332	0	0	0	0	0	16.314.332
402	05	01	00	Pulpa de madera, papel y cartón	3.195.237	0	0	0	0	0	3.195.237
402	05	02	00	Envases y cajas de papel y cartón	255.496	0	0	0	0	0	255.496

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114492 010048000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR A LOS CIUDADANOS Y CIUDADANAS, UNA INFRAESTRUCTURA MODERNA Y ADECUADA PARA FOMENTAR UN ESPACIO PARTICIPATIVO, DONDE SE DEBATA LA ACTIVIDAD PARLAMENTARIA.

UNIDAD DE MEDIDA: ACTIVIDAD

META: 27

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	12.838.689	0	0	0	0	0	12.838.689
402	05	04	00	Libros, revistas y periódicos	6.387	0	0	0	0	0	6.387
402	05	06	00	Productos de papel y cartón para computación	9.581	0	0	0	0	0	9.581
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	8.942	0	0	0	0	0	8.942
402	06	00	00	Productos químicos y derivados	2.265.922	0	0	0	0	0	2.265.922
402	06	02	00	Abonos, plaguicidas y otros	18.832	0	0	0	0	0	18.832
402	06	03	00	Tintas, pinturas y colorantes	66.429	0	0	0	0	0	66.429
402	06	04	00	Productos farmacéuticos y medicamentos	11.497	0	0	0	0	0	11.497
402	06	05	00	Productos de tocador	76.649	0	0	0	0	0	76.649
402	06	06	00	Combustibles y lubricantes	25.550	0	0	0	0	0	25.550
402	06	08	00	Productos plásticos	2.054.190	0	0	0	0	0	2.054.190
402	06	99	00	Otros productos de la industria química y conexos	12.775	0	0	0	0	0	12.775
402	07	00	00	Productos minerales no metálicos	12.775	0	0	0	0	0	12.775
402	07	04	00	Cemento, cal y yeso	12.775	0	0	0	0	0	12.775
402	08	00	00	Productos metálicos	1.259.596	0	0	0	0	0	1.259.596
402	08	01	00	Productos primarios de hierro y acero	51.099	0	0	0	0	0	51.099
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	102.199	0	0	0	0	0	102.199
402	08	07	00	Material de señalamiento	3.832	0	0	0	0	0	3.832
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.021.985	0	0	0	0	0	1.021.985
402	08	10	00	Repuestos y accesorios para otros equipos	63.874	0	0	0	0	0	63.874
402	08	99	00	Otros productos metálicos	16.607	0	0	0	0	0	16.607
402	09	00	00	Productos de madera	766.489	0	0	0	0	0	766.489
402	09	01	00	Productos primarios de madera	766.489	0	0	0	0	0	766.489
402	10	00	00	Productos varios y útiles diversos	2.382.912	0	0	0	0	0	2.382.912
402	10	02	00	Materiales y útiles de limpieza y aseo	638.741	0	0	0	0	0	638.741
402	10	03	00	Utensilios de cocina y comedor	38.324	0	0	0	0	0	38.324
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	409	0	0	0	0	0	409
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	66.429	0	0	0	0	0	66.429
402	10	07	00	Productos de seguridad en el trabajo	278.491	0	0	0	0	0	278.491

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114492 010048000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR A LOS CIUDADANOS Y CIUDADANAS, UNA INFRAESTRUCTURA MODERNA Y ADECUADA PARA FOMENTAR UN ESPACIO PARTICIPATIVO, DONDE SE DEBATA LA ACTIVIDAD PARLAMENTARIA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 27

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO: 2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	19.162	0	0	0	0	0	19.162
402	10	11	00	Materiales eléctricos	1.277.482	0	0	0	0	0	1.277.482
402	10	12	00	Materiales para instalaciones sanitarias	51.099	0	0	0	0	0	51.099
402	10	99	00	Otros productos y útiles diversos	12.775	0	0	0	0	0	12.775
403	**00**	**00**	**00**	**Servicios no personales**	**22.313.741**	**0**	**0**	**0**	**0**	**0**	**22.313.741**
403	02	00	00	Alquileres de maquinaria y equipos	127.748	0	0	0	0	0	127.748
403	02	99	00	Alquileres de otras maquinaria y equipos	127.748	0	0	0	0	0	127.748
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.392.216	0	0	0	0	0	2.392.216
403	08	01	00	Primas y gastos de seguros	2.392.216	0	0	0	0	0	2.392.216
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.550.000	0	0	0	0	0	2.550.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	50.000	0	0	0	0	0	50.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.500.000	0	0	0	0	0	1.500.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	500.000	0	0	0	0	0	500.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	200.000	0	0	0	0	0	200.000
403	12	00	00	Conservación y reparaciones menores de obras	8.814.622	0	0	0	0	0	8.814.622
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	8.814.622	0	0	0	0	0	8.814.622
403	16	00	00	Servicios de diversión, esparcimiento y culturales	100.000	0	0	0	0	0	100.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	7.976.600	0	0	0	0	0	7.976.600
403	18	01	00	Impuesto al valor agregado	7.976.600	0	0	0	0	0	7.976.600
403	99	00	00	Otros servicios no personales	352.555	0	0	0	0	0	352.555
403	99	01	00	Otros servicios no personales	352.555	0	0	0	0	0	352.555
404	**00**	**00**	**00**	**Activos reales**	**29.813.659**	**0**	**0**	**0**	**0**	**0**	**29.813.659**
404	01	00	00	Repuestos y reparaciones mayores	1.383.036	0	0	0	0	0	1.383.036
404	01	01	00	Repuestos mayores	950.000	0	0	0	0	0	950.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	150.000	0	0	0	0	0	150.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	300.000	0	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114492 010048000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR A LOS CIUDADANOS Y CIUDADANAS, UNA INFRAESTRUCTURA MODERNA Y ADECUADA PARA FOMENTAR UN ESPACIO PARTICIPATIVO, DONDE SE DEBATA LA ACTIVIDAD PARLAMENTARIA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 27

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	0	500.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	433.036	0	0	0	0	0	433.036
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	83.036	0	0	0	0	0	83.036
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	100.000	0	0	0	0	0	100.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	250.000	0	0	0	0	0	250.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	26.717.186	0	0	0	0	0	26.717.186
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	26.717.186	0	0	0	0	0	26.717.186
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	52.376	0	0	0	0	0	52.376
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	6.387	0	0	0	0	0	6.387
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	45.989	0	0	0	0	0	45.989
404	04	00	00	Equipos de transporte, tracción y elevación	152.555	0	0	0	0	0	152.555
404	04	01	00	Vehículos automotores terrestres	150.000	0	0	0	0	0	150.000
404	04	05	00	Vehículos de tracción no motorizados	2.555	0	0	0	0	0	2.555
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	305.000	0	0	0	0	0	305.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	50.000	0	0	0	0	0	50.000
404	07	03	00	Obras de arte	250.000	0	0	0	0	0	250.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	5.000	0	0	0	0	0	5.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.153.506	0	0	0	0	0	1.153.506
404	09	01	00	Mobiliario y equipos de oficina	433.036	0	0	0	0	0	433.036
404	09	03	00	Mobiliario y equipos de alojamiento	220.470	0	0	0	0	0	220.470
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	0	500.000
404	99	00	00	Otros activos reales	50.000	0	0	0	0	0	50.000
404	99	01	00	Otros activos reales	50.000	0	0	0	0	0	50.000
				Totales	**127.509.910**	**0**	**0**	**0**	**0**	**0**	**127.509.910**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114492 010048000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR A LOS CIUDADANOS Y CIUDADANAS, UNA INFRAESTRUCTURA MODERNA Y ADECUADA PARA FOMENTAR UN ESPACIO PARTICIPATIVO, DONDE SE DEBATA LA ACTIVIDAD PARLAMENTARIA.

UNIDAD DE MEDIDA: ACTIVIDAD

META: 27

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114492 010048000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR A LOS CIUDADANOS Y CIUDADANAS, UNA INFRAESTRUCTURA MODERNA Y ADECUADA PARA FOMENTAR UN ESPACIO PARTICIPATIVO, DONDE SE DEBATA LA ACTIVIDAD PARLAMENTARIA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 27

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010048001 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DEL PATRIMONIO CULTURAL HISTÓRICO.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16

RESPONSABLE/EJECUTOR: ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.841.472**	**0**	**0**	**0**	**0**	0	**4.841.472**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.196.353	0	0	0	0	0	1.196.353
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	784.689	0	0	0	0	0	784.689
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	46.267	0	0	0	0	0	46.267
401	01	18	00	Remuneraciones al personal contratado	79.422	0	0	0	0	0	79.422
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	220.455	0	0	0	0	0	220.455
401	01	99	00	Otras retribuciones	65.520	0	0	0	0	0	65.520
401	03	00	00	Primas	215.789	0	0	0	0	0	215.789
401	03	02	00	Primas de transporte a empleados	23.940	0	0	0	0	0	23.940
401	03	04	00	Primas por hijos a empleados	1.890	0	0	0	0	0	1.890
401	03	08	00	Primas de profesionalización a empleados	22.271	0	0	0	0	0	22.271
401	03	09	00	Primas por antigüedad a empleados	143.842	0	0	0	0	0	143.842
401	03	17	00	Primas de transporte a obreros	2.520	0	0	0	0	0	2.520
401	03	19	00	Primas por hijos de obreros	315	0	0	0	0	0	315
401	03	21	00	Primas por antigüedad a obreros	8.915	0	0	0	0	0	8.915
401	03	37	00	Primas de transporte al personal contratado	2.520	0	0	0	0	0	2.520
401	03	39	00	Primas por hijos al personal contratado	315	0	0	0	0	0	315
401	03	95	00	Otras primas al personal de alto nivel y de dirección	4.410	0	0	0	0	0	4.410
401	03	96	00	Otras primas al personal contratado	4.851	0	0	0	0	0	4.851
401	04	00	00	Complementos de sueldos y salarios	276.897	0	0	0	0	0	276.897
401	04	08	00	Bono compensatorio de alimentación a empleados	191.520	0	0	0	0	0	191.520
401	04	18	00	Bono compensatorio de alimentación a obreros	20.160	0	0	0	0	0	20.160
401	04	26	00	Bono compensatorio de alimentación al personal contratado	20.160	0	0	0	0	0	20.160
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	30.240	0	0	0	0	0	30.240

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114492 010048000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR A LOS CIUDADANOS Y CIUDADANAS, UNA INFRAESTRUCTURA MODERNA Y ADECUADA PARA FOMENTAR UN ESPACIO PARTICIPATIVO, DONDE SE DEBATA LA ACTIVIDAD PARLAMENTARIA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 27

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010048001 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DEL PATRIMONIO CULTURAL HISTÓRICO.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16

RESPONSABLE/EJECUTOR: ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	14.393	0	0	0	0	0	14.393
401	04	96	00	Otros complementos a empleados	424	0	0	0	0	0	424
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.209.791	0	0	0	0	0	1.209.791
401	05	01	00	Aguinaldos a empleados	589.781	0	0	0	0	0	589.781
401	05	03	00	Bono vacacional a empleados	288.033	0	0	0	0	0	288.033
401	05	04	00	Aguinaldos a obreros	34.649	0	0	0	0	0	34.649
401	05	06	00	Bono vacacional a obreros	16.922	0	0	0	0	0	16.922
401	05	07	00	Aguinaldos al personal contratado	49.126	0	0	0	0	0	49.126
401	05	08	00	Bono vacacional al personal contratado	23.992	0	0	0	0	0	23.992
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	139.272	0	0	0	0	0	139.272
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	68.016	0	0	0	0	0	68.016
401	06	00	00	Aportes patronales y legales	170.434	0	0	0	0	0	170.434
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	86.251	0	0	0	0	0	86.251
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	19.751	0	0	0	0	0	19.751
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	19.751	0	0	0	0	0	19.751
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	5.222	0	0	0	0	0	5.222
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.160	0	0	0	0	0	1.160
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	1.160	0	0	0	0	0	1.160
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	7.403	0	0	0	0	0	7.403
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	1.645	0	0	0	0	0	1.645
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	17.118	0	0	0	0	0	17.118
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	4.664	0	0	0	0	0	4.664
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	4.664	0	0	0	0	0	4.664

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114492 010048000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR A LOS CIUDADANOS Y CIUDADANAS, UNA INFRAESTRUCTURA MODERNA Y ADECUADA PARA FOMENTAR UN ESPACIO PARTICIPATIVO, DONDE SE DEBATA LA ACTIVIDAD PARLAMENTARIA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 27

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010048001 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DEL PATRIMONIO CULTURAL HISTÓRICO.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16

RESPONSABLE/EJECUTOR: ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	95	00	Otros aportes legales por personal contratado	1.645	0	0	0	0	0	1.645
401	07	00	00	Asistencia socio-económica	1.241.433	0	0	0	0	0	1.241.433
401	07	02	00	Becas a empleados	9.096	0	0	0	0	0	9.096
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	167.881	0	0	0	0	0	167.881
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	608.555	0	0	0	0	0	608.555
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.871	0	0	0	0	0	5.871
401	07	10	00	Dotación de uniformes a empleados	80.798	0	0	0	0	0	80.798
401	07	18	00	Becas a obreros	473	0	0	0	0	0	473
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	9.863	0	0	0	0	0	9.863
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	64.058	0	0	0	0	0	64.058
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	4.820	0	0	0	0	0	4.820
401	07	26	00	Dotación de uniformes a obreros	8.505	0	0	0	0	0	8.505
401	07	33	00	Asistencia socio-económica al personal contratado	92.199	0	0	0	0	0	92.199
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	39.644	0	0	0	0	0	39.644
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	96.088	0	0	0	0	0	96.088
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	20.927	0	0	0	0	0	20.927
401	07	96	00	Otras subvenciones a empleados	32.655	0	0	0	0	0	32.655
401	08	00	00	Prestaciones sociales e indemnizaciones	530.775	0	0	0	0	0	530.775
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	394.780	0	0	0	0	0	394.780
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	24.982	0	0	0	0	0	24.982
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	28.220	0	0	0	0	0	28.220
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	82.793	0	0	0	0	0	82.793
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**144.381**	**0**	**0**	**0**	**0**	0	**144.381**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114492 010048000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR A LOS CIUDADANOS Y CIUDADANAS, UNA INFRAESTRUCTURA MODERNA Y ADECUADA PARA FOMENTAR UN ESPACIO PARTICIPATIVO, DONDE SE DEBATA LA ACTIVIDAD PARLAMENTARIA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 27

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010048001 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DEL PATRIMONIO CULTURAL HISTÓRICO.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16

RESPONSABLE/EJECUTOR: ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	1.917	0	0	0	0	0	1.917
402	01	01	00	Alimentos y bebidas para personas	1.917	0	0	0	0	0	1.917
402	05	00	00	Productos de papel, cartón e impresos	70.516	0	0	0	0	0	70.516
402	05	01	00	Pulpa de madera, papel y cartón	1.533	0	0	0	0	0	1.533
402	05	03	00	Productos de papel y cartón para oficina	63.874	0	0	0	0	0	63.874
402	05	04	00	Libros, revistas y periódicos	2.555	0	0	0	0	0	2.555
402	05	06	00	Productos de papel y cartón para computación	1.277	0	0	0	0	0	1.277
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.277	0	0	0	0	0	1.277
402	06	00	00	Productos químicos y derivados	39.602	0	0	0	0	0	39.602
402	06	03	00	Tintas, pinturas y colorantes	28.105	0	0	0	0	0	28.105
402	06	04	00	Productos farmacéuticos y medicamentos	1.277	0	0	0	0	0	1.277
402	06	08	00	Productos plásticos	10.220	0	0	0	0	0	10.220
402	10	00	00	Productos varios y útiles diversos	32.346	0	0	0	0	0	32.346
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	409	0	0	0	0	0	409
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.330	0	0	0	0	0	15.330
402	10	07	00	Productos de seguridad en el trabajo	10.220	0	0	0	0	0	10.220
402	10	08	00	Materiales para equipos de computación	6.387	0	0	0	0	0	6.387
403	**00**	**00**	**00**	**Servicios no personales**	**9.892.564**	**0**	**0**	**0**	**0**	0	**9.892.564**
403	12	00	00	Conservación y reparaciones menores de obras	8.814.622	0	0	0	0	0	8.814.622
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	8.814.622	0	0	0	0	0	8.814.622
403	18	00	00	Impuestos indirectos	1.075.387	0	0	0	0	0	1.075.387
403	18	01	00	Impuesto al valor agregado	1.075.387	0	0	0	0	0	1.075.387
403	99	00	00	Otros servicios no personales	2.555	0	0	0	0	0	2.555
403	99	01	00	Otros servicios no personales	2.555	0	0	0	0	0	2.555

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114492 010048000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR A LOS CIUDADANOS Y CIUDADANAS, UNA INFRAESTRUCTURA MODERNA Y ADECUADA PARA FOMENTAR UN ESPACIO PARTICIPATIVO, DONDE SE DEBATA LA ACTIVIDAD PARLAMENTARIA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 27

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010048001 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DEL PATRIMONIO CULTURAL HISTÓRICO.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 16

RESPONSABLE/EJECUTOR: ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**14.878.417**	**0**	**0**	**0**	**0**	0	**14.878.417**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114492 010048000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR A LOS CIUDADANOS Y CIUDADANAS, UNA INFRAESTRUCTURA MODERNA Y ADECUADA PARA FOMENTAR UN ESPACIO PARTICIPATIVO, DONDE SE DEBATA LA ACTIVIDAD PARLAMENTARIA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 27

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010048002 REMODELACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA SEDES ADMINISTRATIVAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11

RESPONSABLE/EJECUTOR: ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**47.239.085**	**0**	**0**	**0**	**0**	0	**47.239.085**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.000.957	0	0	0	0	0	10.000.957
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.476.343	0	0	0	0	0	1.476.343
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.903.314	0	0	0	0	0	6.903.314
401	01	18	00	Remuneraciones al personal contratado	543.872	0	0	0	0	0	543.872
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	276.068	0	0	0	0	0	276.068
401	01	99	00	Otras retribuciones	801.360	0	0	0	0	0	801.360
401	03	00	00	Primas	2.331.250	0	0	0	0	0	2.331.250
401	03	02	00	Primas de transporte a empleados	42.840	0	0	0	0	0	42.840
401	03	04	00	Primas por hijos a empleados	8.190	0	0	0	0	0	8.190
401	03	08	00	Primas de profesionalización a empleados	30.933	0	0	0	0	0	30.933
401	03	09	00	Primas por antigüedad a empleados	290.532	0	0	0	0	0	290.532
401	03	17	00	Primas de transporte a obreros	308.700	0	0	0	0	0	308.700
401	03	19	00	Primas por hijos de obreros	55.755	0	0	0	0	0	55.755
401	03	21	00	Primas por antigüedad a obreros	1.488.218	0	0	0	0	0	1.488.218
401	03	22	00	Primas de profesionalización a obreros	3.741	0	0	0	0	0	3.741
401	03	37	00	Primas de transporte al personal contratado	44.100	0	0	0	0	0	44.100
401	03	39	00	Primas por hijos al personal contratado	4.725	0	0	0	0	0	4.725
401	03	40	00	Primas de profesionalización al personal contratado	3.780	0	0	0	0	0	3.780
401	03	41	00	Primas por antigüedad al personal contratado	2.257	0	0	0	0	0	2.257
401	03	95	00	Otras primas al personal de alto nivel y de dirección	47.479	0	0	0	0	0	47.479
401	04	00	00	Complementos de sueldos y salarios	3.207.603	0	0	0	0	0	3.207.603
401	04	08	00	Bono compensatorio de alimentación a empleados	342.720	0	0	0	0	0	342.720
401	04	18	00	Bono compensatorio de alimentación a obreros	2.469.600	0	0	0	0	0	2.469.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114492 010048000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR A LOS CIUDADANOS Y CIUDADANAS, UNA INFRAESTRUCTURA MODERNA Y ADECUADA PARA FOMENTAR UN ESPACIO PARTICIPATIVO, DONDE SE DEBATA LA ACTIVIDAD PARLAMENTARIA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 27

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010048002 REMODELACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA SEDES ADMINISTRATIVAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11

RESPONSABLE/EJECUTOR: ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	352.800	0	0	0	0	0	352.800
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	40.320	0	0	0	0	0	40.320
401	04	96	00	Otros complementos a empleados	2.163	0	0	0	0	0	2.163
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	10.249.641	0	0	0	0	0	10.249.641
401	05	01	00	Aguinaldos a empleados	1.104.167	0	0	0	0	0	1.104.167
401	05	03	00	Bono vacacional a empleados	539.244	0	0	0	0	0	539.244
401	05	04	00	Aguinaldos a obreros	5.231.504	0	0	0	0	0	5.231.504
401	05	06	00	Bono vacacional a obreros	2.554.921	0	0	0	0	0	2.554.921
401	05	07	00	Aguinaldos al personal contratado	357.577	0	0	0	0	0	357.577
401	05	08	00	Bono vacacional al personal contratado	174.631	0	0	0	0	0	174.631
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	193.229	0	0	0	0	0	193.229
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	94.368	0	0	0	0	0	94.368
401	06	00	00	Aportes patronales y legales	1.454.494	0	0	0	0	0	1.454.494
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	154.640	0	0	0	0	0	154.640
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	36.977	0	0	0	0	0	36.977
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	36.977	0	0	0	0	0	36.977
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	786.751	0	0	0	0	0	786.751
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	175.195	0	0	0	0	0	175.195
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	151.068	0	0	0	0	0	151.068
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	53.886	0	0	0	0	0	53.886
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	11.259	0	0	0	0	0	11.259
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	22.824	0	0	0	0	0	22.824
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	6.471	0	0	0	0	0	6.471

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114492 010048000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR A LOS CIUDADANOS Y CIUDADANAS, UNA INFRAESTRUCTURA MODERNA Y ADECUADA PARA FOMENTAR UN ESPACIO PARTICIPATIVO, DONDE SE DEBATA LA ACTIVIDAD PARLAMENTARIA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 27

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010048002 REMODELACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA SEDES ADMINISTRATIVAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11

RESPONSABLE/EJECUTOR: ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	6.471	0	0	0	0	0	6.471
401	06	95	00	Otros aportes legales por personal contratado	11.975	0	0	0	0	0	11.975
401	07	00	00	Asistencia socio-económica	14.882.922	0	0	0	0	0	14.882.922
401	07	02	00	Becas a empleados	79.589	0	0	0	0	0	79.589
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	314.303	0	0	0	0	0	314.303
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.088.993	0	0	0	0	0	1.088.993
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	12.372	0	0	0	0	0	12.372
401	07	10	00	Dotación de uniformes a empleados	144.582	0	0	0	0	0	144.582
401	07	18	00	Becas a obreros	497.693	0	0	0	0	0	497.693
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.489.153	0	0	0	0	0	1.489.153
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	7.847.154	0	0	0	0	0	7.847.154
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	603.181	0	0	0	0	0	603.181
401	07	26	00	Dotación de uniformes a obreros	1.041.863	0	0	0	0	0	1.041.863
401	07	33	00	Asistencia socio-económica al personal contratado	1.423.338	0	0	0	0	0	1.423.338
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	55.003	0	0	0	0	0	55.003
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	128.117	0	0	0	0	0	128.117
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	50.974	0	0	0	0	0	50.974
401	07	96	00	Otras subvenciones a empleados	60.480	0	0	0	0	0	60.480
401	07	97	00	Otras subvenciones a obreros	46.127	0	0	0	0	0	46.127
401	08	00	00	Prestaciones sociales e indemnizaciones	5.112.218	0	0	0	0	0	5.112.218
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	822.364	0	0	0	0	0	822.364
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.953.972	0	0	0	0	0	3.953.972
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	209.562	0	0	0	0	0	209.562

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 114492 010048000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR A LOS CIUDADANOS Y CIUDADANAS, UNA INFRAESTRUCTURA MODERNA Y ADECUADA PARA FOMENTAR UN ESPACIO PARTICIPATIVO, DONDE SE DEBATA LA ACTIVIDAD PARLAMENTARIA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 27

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010048002 REMODELACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA SEDES ADMINISTRATIVAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11

RESPONSABLE/EJECUTOR: ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	126.320	0	0	0	0	0	126.320
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**23.157.572**	**0**	**0**	**0**	**0**	0	**23.157.572**
402	01	00	00	Productos alimenticios y agropecuarios	26.828	0	0	0	0	0	26.828
402	01	01	00	Alimentos y bebidas para personas	7.666	0	0	0	0	0	7.666
402	01	03	00	Productos agrícolas y pecuarios	19.162	0	0	0	0	0	19.162
402	03	00	00	Textiles y vestuarios	107.308	0	0	0	0	0	107.308
402	03	03	00	Calzados	107.308	0	0	0	0	0	107.308
402	04	00	00	Productos de cuero y caucho	163.874	0	0	0	0	0	163.874
402	04	03	00	Cauchos y tripas para vehículos	163.874	0	0	0	0	0	163.874
402	05	00	00	Productos de papel, cartón e impresos	16.243.816	0	0	0	0	0	16.243.816
402	05	01	00	Pulpa de madera, papel y cartón	3.193.704	0	0	0	0	0	3.193.704
402	05	02	00	Envases y cajas de papel y cartón	255.496	0	0	0	0	0	255.496
402	05	03	00	Productos de papel y cartón para oficina	12.774.815	0	0	0	0	0	12.774.815
402	05	04	00	Libros, revistas y periódicos	3.832	0	0	0	0	0	3.832
402	05	06	00	Productos de papel y cartón para computación	8.304	0	0	0	0	0	8.304
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.665	0	0	0	0	0	7.665
402	06	00	00	Productos químicos y derivados	2.226.320	0	0	0	0	0	2.226.320
402	06	02	00	Abonos, plaguicidas y otros	18.832	0	0	0	0	0	18.832
402	06	03	00	Tintas, pinturas y colorantes	38.324	0	0	0	0	0	38.324
402	06	04	00	Productos farmacéuticos y medicamentos	10.220	0	0	0	0	0	10.220
402	06	05	00	Productos de tocador	76.649	0	0	0	0	0	76.649
402	06	06	00	Combustibles y lubricantes	25.550	0	0	0	0	0	25.550
402	06	08	00	Productos plásticos	2.043.970	0	0	0	0	0	2.043.970
402	06	99	00	Otros productos de la industria química y conexos	12.775	0	0	0	0	0	12.775

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114492 010048000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR A LOS CIUDADANOS Y CIUDADANAS, UNA INFRAESTRUCTURA MODERNA Y ADECUADA PARA FOMENTAR UN ESPACIO PARTICIPATIVO, DONDE SE DEBATA LA ACTIVIDAD PARLAMENTARIA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 27

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010048002 REMODELACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA SEDES ADMINISTRATIVAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11

RESPONSABLE/EJECUTOR: ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	00	00	Productos minerales no metálicos	12.775	0	0	0	0	0	12.775
402	07	04	00	Cemento, cal y yeso	12.775	0	0	0	0	0	12.775
402	08	00	00	Productos metálicos	1.259.596	0	0	0	0	0	1.259.596
402	08	01	00	Productos primarios de hierro y acero	51.099	0	0	0	0	0	51.099
402	08	03	00	Herramientas menores, cuchillería y articulos generales de ferretería	102.199	0	0	0	0	0	102.199
402	08	07	00	Material de señalamiento	3.832	0	0	0	0	0	3.832
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.021.985	0	0	0	0	0	1.021.985
402	08	10	00	Repuestos y accesorios para otros equipos	63.874	0	0	0	0	0	63.874
402	08	99	00	Otros productos metálicos	16.607	0	0	0	0	0	16.607
402	09	00	00	Productos de madera	766.489	0	0	0	0	0	766.489
402	09	01	00	Productos primarios de madera	766.489	0	0	0	0	0	766.489
402	10	00	00	Productos varios y útiles diversos	2.350.566	0	0	0	0	0	2.350.566
402	10	02	00	Materiales y útiles de limpieza y aseo	638.741	0	0	0	0	0	638.741
402	10	03	00	Utensilios de cocina y comedor	38.324	0	0	0	0	0	38.324
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	51.099	0	0	0	0	0	51.099
402	10	07	00	Productos de seguridad en el trabajo	268.271	0	0	0	0	0	268.271
402	10	08	00	Materiales para equipos de computación	12.775	0	0	0	0	0	12.775
402	10	11	00	Materiales eléctricos	1.277.482	0	0	0	0	0	1.277.482
402	10	12	00	Materiales para instalaciones sanitarias	51.099	0	0	0	0	0	51.099
402	10	99	00	Otros productos y útiles diversos	12.775	0	0	0	0	0	12.775
403	**00**	**00**	**00**	**Servicios no personales**	**12.421.177**	**0**	**0**	**0**	**0**	0	**12.421.177**
403	02	00	00	Alquileres de maquinaria y equipos	127.748	0	0	0	0	0	127.748
403	02	99	00	Alquileres de otras maquinaria y equipos	127.748	0	0	0	0	0	127.748
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.392.216	0	0	0	0	0	2.392.216

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114492 010048000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR A LOS CIUDADANOS Y CIUDADANAS, UNA INFRAESTRUCTURA MODERNA Y ADECUADA PARA FOMENTAR UN ESPACIO PARTICIPATIVO, DONDE SE DEBATA LA ACTIVIDAD PARLAMENTARIA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 27

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010048002 REMODELACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA SEDES ADMINISTRATIVAS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 11

RESPONSABLE/EJECUTOR: ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	01	00	Primas y gastos de seguros	2.392.216	0	0	0	0	0	2.392.216
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.550.000	0	0	0	0	0	2.550.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	50.000	0	0	0	0	0	50.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.500.000	0	0	0	0	0	1.500.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	500.000	0	0	0	0	0	500.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	200.000	0	0	0	0	0	200.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	100.000	0	0	0	0	0	100.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	6.901.213	0	0	0	0	0	6.901.213
403	18	01	00	Impuesto al valor agregado	6.901.213	0	0	0	0	0	6.901.213
403	99	00	00	Otros servicios no personales	350.000	0	0	0	0	0	350.000
403	99	01	00	Otros servicios no personales	350.000	0	0	0	0	0	350.000
404	**00**	**00**	**00**	**Activos reales**	**29.813.659**	**0**	**0**	**0**	**0**	0	**29.813.659**
404	01	00	00	Repuestos y reparaciones mayores	1.383.036	0	0	0	0	0	1.383.036
404	01	01	00	Repuestos mayores	950.000	0	0	0	0	0	950.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	150.000	0	0	0	0	0	150.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	300.000	0	0	0	0	0	300.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	0	500.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	433.036	0	0	0	0	0	433.036
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	83.036	0	0	0	0	0	83.036
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	100.000	0	0	0	0	0	100.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y	250.000	0	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 114492 010048000 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA ASAMBLEA NACIONAL

OBJETIVO DEL PROYECTO: BRINDAR A LOS CIUDADANOS Y CIUDADANAS, UNA INFRAESTRUCTURA MODERNA Y ADECUADA PARA FOMENTAR UN ESPACIO PARTICIPATIVO, DONDE SE DEBATA LA ACTIVIDAD PARLAMENTARIA.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 27

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010048002 REMODELACIÓN Y ACONDICIONAMIENTO DE LA INFRAESTRUCTURA DE LA SEDES ADMINISTRATIVAS.

UNIDAD DE MEDIDA: *ACTIVIDAD* **META:** 11

RESPONSABLE/EJECUTOR: ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				alojamiento							
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	26.717.186	0	0	0	0	0	26.717.186
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	26.717.186	0	0	0	0	0	26.717.186
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	52.376	0	0	0	0	0	52.376
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	6.387	0	0	0	0	0	6.387
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	45.989	0	0	0	0	0	45.989
404	04	00	00	Equipos de transporte, tracción y elevación	152.555	0	0	0	0	0	152.555
404	04	01	00	Vehículos automotores terrestres	150.000	0	0	0	0	0	150.000
404	04	05	00	Vehículos de tracción no motorizados	2.555	0	0	0	0	0	2.555
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	305.000	0	0	0	0	0	305.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	50.000	0	0	0	0	0	50.000
404	07	03	00	Obras de arte	250.000	0	0	0	0	0	250.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	5.000	0	0	0	0	0	5.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.153.506	0	0	0	0	0	1.153.506
404	09	01	00	Mobiliario y equipos de oficina	433.036	0	0	0	0	0	433.036
404	09	03	00	Mobiliario y equipos de alojamiento	220.470	0	0	0	0	0	220.470
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	500.000	0	0	0	0	0	500.000
404	99	00	00	Otros activos reales	50.000	0	0	0	0	0	50.000
404	99	01	00	Otros activos reales	50.000	0	0	0	0	0	50.000
				Totales	**112.631.493**	**0**	**0**	**0**	**0**	0	**112.631.493**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 116372 010049000 FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN DE LA ASAMBLEA NACIONAL.

OBJETIVO DEL PROYECTO: GARANTIZAR UNA ESTRUCTURA FÍSICA Y TECNOLÓGICA ADECUADA, PARA BRINDAR A TODOS LOS USUARIOS Y PARLAMENTARIOS DE LA ASAMBLEA NACIONAL UNA ESTRUCTURA MODERNA Y DE ESA FORMA OFRECER CALIDAD DE SERVICIOS INFORMÁTICOS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**15.816.771**	**0**	**0**	**0**	**0**	**0**	**15.816.771**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.897.536	0	0	0	0	0	3.897.536
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.632.352	0	0	0	0	0	2.632.352
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	285.078	0	0	0	0	0	285.078
401	01	18	00	Remuneraciones al personal contratado	309.029	0	0	0	0	0	309.029
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	466.957	0	0	0	0	0	466.957
401	01	99	00	Otras retribuciones	204.120	0	0	0	0	0	204.120
401	03	00	00	Primas	760.142	0	0	0	0	0	760.142
401	03	02	00	Primas de transporte a empleados	73.080	0	0	0	0	0	73.080
401	03	04	00	Primas por hijos a empleados	11.970	0	0	0	0	0	11.970
401	03	08	00	Primas de profesionalización a empleados	65.079	0	0	0	0	0	65.079
401	03	09	00	Primas por antigüedad a empleados	498.805	0	0	0	0	0	498.805
401	03	17	00	Primas de transporte a obreros	8.820	0	0	0	0	0	8.820
401	03	19	00	Primas por hijos de obreros	1.890	0	0	0	0	0	1.890
401	03	21	00	Primas por antigüedad a obreros	63.201	0	0	0	0	0	63.201
401	03	22	00	Primas de profesionalización a obreros	945	0	0	0	0	0	945
401	03	37	00	Primas de transporte al personal contratado	11.340	0	0	0	0	0	11.340
401	03	39	00	Primas por hijos al personal contratado	630	0	0	0	0	0	630
401	03	40	00	Primas de profesionalización al personal contratado	5.261	0	0	0	0	0	5.261
401	03	95	00	Otras primas al personal de alto nivel y de dirección	19.121	0	0	0	0	0	19.121
401	04	00	00	Complementos de sueldos y salarios	819.457	0	0	0	0	0	819.457
401	04	18	00	Bono compensatorio de alimentación a obreros	70.560	0	0	0	0	0	70.560
401	04	26	00	Bono compensatorio de alimentación al personal contratado	90.720	0	0	0	0	0	90.720
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	70.560	0	0	0	0	0	70.560
401	04	96	00	Otros complementos a empleados	2.977	0	0	0	0	0	2.977
401	04	98	00	Otros complementos al personal contratado	584.640	0	0	0	0	0	584.640
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.958.720	0	0	0	0	0	3.958.720
401	05	01	00	Aguinaldos a empleados	1.959.657	0	0	0	0	0	1.959.657
401	05	03	00	Bono vacacional a empleados	957.042	0	0	0	0	0	957.042

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 116372 010049000 FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN DE LA ASAMBLEA NACIONAL.

OBJETIVO DEL PROYECTO: GARANTIZAR UNA ESTRUCTURA FÍSICA Y TECNOLÓGICA ADECUADA, PARA BRINDAR A TODOS LOS USUARIOS Y PARLAMENTARIOS DE LA ASAMBLEA NACIONAL UNA ESTRUCTURA MODERNA Y DE ESA FORMA OFRECER CALIDAD DE SERVICIOS INFORMÁTICOS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	04	00	Aguinaldos a obreros	214.961	0	0	0	0	0	214.961
401	05	06	00	Bono vacacional a obreros	104.981	0	0	0	0	0	104.981
401	05	07	00	Aguinaldos al personal contratado	194.850	0	0	0	0	0	194.850
401	05	08	00	Bono vacacional al personal contratado	95.159	0	0	0	0	0	95.159
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	290.297	0	0	0	0	0	290.297
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	141.773	0	0	0	0	0	141.773
401	06	00	00	Aportes patronales y legales	557.133	0	0	0	0	0	557.133
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	280.523	0	0	0	0	0	280.523
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	65.626	0	0	0	0	0	65.626
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	65.626	0	0	0	0	0	65.626
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	30.422	0	0	0	0	0	30.422
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	7.199	0	0	0	0	0	7.199
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	6.155	0	0	0	0	0	6.155
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	29.363	0	0	0	0	0	29.363
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	6.525	0	0	0	0	0	6.525
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	39.725	0	0	0	0	0	39.725
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	9.722	0	0	0	0	0	9.722
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	9.722	0	0	0	0	0	9.722
401	06	95	00	Otros aportes legales por personal contratado	6.525	0	0	0	0	0	6.525
401	07	00	00	Asistencia socio-económica	3.993.230	0	0	0	0	0	3.993.230
401	07	02	00	Becas a empleados	114.522	0	0	0	0	0	114.522
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	557.819	0	0	0	0	0	557.819
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.857.694	0	0	0	0	0	1.857.694
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	29.208	0	0	0	0	0	29.208
401	07	10	00	Dotación de uniformes a empleados	246.645	0	0	0	0	0	246.645
401	07	18	00	Becas a obreros	8.899	0	0	0	0	0	8.899
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	61.189	0	0	0	0	0	61.189

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 116372 010049000 FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN DE LA ASAMBLEA NACIONAL.

OBJETIVO DEL PROYECTO: GARANTIZAR UNA ESTRUCTURA FÍSICA Y TECNOLÓGICA ADECUADA, PARA BRINDAR A TODOS LOS USUARIOS Y PARLAMENTARIOS DE LA ASAMBLEA NACIONAL UNA ESTRUCTURA MODERNA Y DE ESA FORMA OFRECER CALIDAD DE SERVICIOS INFORMÁTICOS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	224.204	0	0	0	0	0	224.204
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	14.805	0	0	0	0	0	14.805
401	07	26	00	Dotación de uniformes a obreros	29.768	0	0	0	0	0	29.768
401	07	33	00	Asistencia socio-económica al personal contratado	384.856	0	0	0	0	0	384.856
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	82.633	0	0	0	0	0	82.633
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	224.204	0	0	0	0	0	224.204
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	61.943	0	0	0	0	0	61.943
401	07	96	00	Otras subvenciones a empleados	93.660	0	0	0	0	0	93.660
401	07	97	00	Otras subvenciones a obreros	1.181	0	0	0	0	0	1.181
401	08	00	00	Prestaciones sociales e indemnizaciones	1.830.553	0	0	0	0	0	1.830.553
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.383.551	0	0	0	0	0	1.383.551
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	168.166	0	0	0	0	0	168.166
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	111.932	0	0	0	0	0	111.932
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	166.904	0	0	0	0	0	166.904
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**299.978**	**0**	**0**	**0**	**0**	**0**	**299.978**
402	01	00	00	Productos alimenticios y agropecuarios	5.940	0	0	0	0	0	5.940
402	01	01	00	Alimentos y bebidas para personas	5.940	0	0	0	0	0	5.940
402	03	00	00	Textiles y vestuarios	67.165	0	0	0	0	0	67.165
402	03	02	00	Prendas de vestir	67.165	0	0	0	0	0	67.165
402	05	00	00	Productos de papel, cartón e impresos	25.894	0	0	0	0	0	25.894
402	05	01	00	Pulpa de madera, papel y cartón	1.104	0	0	0	0	0	1.104
402	05	03	00	Productos de papel y cartón para oficina	17.350	0	0	0	0	0	17.350
402	05	04	00	Libros, revistas y periódicos	4.200	0	0	0	0	0	4.200
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.240	0	0	0	0	0	3.240
402	06	00	00	Productos químicos y derivados	2.068	0	0	0	0	0	2.068
402	06	04	00	Productos farmacéuticos y medicamentos	760	0	0	0	0	0	760
402	06	08	00	Productos plásticos	1.308	0	0	0	0	0	1.308
402	08	00	00	Productos metálicos	18.051	0	0	0	0	0	18.051

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 116372 010049000 FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN DE LA ASAMBLEA NACIONAL.

OBJETIVO DEL PROYECTO: GARANTIZAR UNA ESTRUCTURA FÍSICA Y TECNOLÓGICA ADECUADA, PARA BRINDAR A TODOS LOS USUARIOS Y PARLAMENTARIOS DE LA ASAMBLEA NACIONAL UNA ESTRUCTURA MODERNA Y DE ESA FORMA OFRECER CALIDAD DE SERVICIOS INFORMÁTICOS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	8.622	0	0	0	0	0	8.622
402	08	10	00	Repuestos y accesorios para otros equipos	9.429	0	0	0	0	0	9.429
402	10	00	00	Productos varios y útiles diversos	180.860	0	0	0	0	0	180.860
402	10	03	00	Utensilios de cocina y comedor	354	0	0	0	0	0	354
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	9.420	0	0	0	0	0	9.420
402	10	08	00	Materiales para equipos de computación	124.483	0	0	0	0	0	124.483
402	10	11	00	Materiales eléctricos	46.241	0	0	0	0	0	46.241
402	10	99	00	Otros productos y útiles diversos	362	0	0	0	0	0	362
403	**00**	**00**	**00**	**Servicios no personales**	**1.755.312**	**0**	**0**	**0**	**0**	**0**	**1.755.312**
403	10	00	00	Servicios profesionales y técnicos	800.000	0	0	0	0	0	800.000
403	10	03	00	Servicios de procesamiento de datos	800.000	0	0	0	0	0	800.000
403	18	00	00	Impuestos indirectos	951.112	0	0	0	0	0	951.112
403	18	01	00	Impuesto al valor agregado	951.112	0	0	0	0	0	951.112
403	99	00	00	Otros servicios no personales	4.200	0	0	0	0	0	4.200
403	99	01	00	Otros servicios no personales	4.200	0	0	0	0	0	4.200
404	**00**	**00**	**00**	**Activos reales**	**6.821.759**	**0**	**0**	**0**	**0**	**0**	**6.821.759**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	269.973	0	0	0	0	0	269.973
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	269.973	0	0	0	0	0	269.973
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.590.494	0	0	0	0	0	1.590.494
404	05	01	00	Equipos de telecomunicaciones	1.590.494	0	0	0	0	0	1.590.494
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.801.177	0	0	0	0	0	3.801.177
404	09	01	00	Mobiliario y equipos de oficina	4.887	0	0	0	0	0	4.887
404	09	02	00	Equipos de computación	3.796.290	0	0	0	0	0	3.796.290
404	12	00	00	Activos intangibles	1.150.000	0	0	0	0	0	1.150.000
404	12	04	00	Paquetes y programas de computación	1.150.000	0	0	0	0	0	1.150.000
404	99	00	00	Otros activos reales	10.115	0	0	0	0	0	10.115
404	99	01	00	Otros activos reales	10.115	0	0	0	0	0	10.115
				Totales	**24.693.820**	**0**	**0**	**0**	**0**	**0**	**24.693.820**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 01 - 127

ÓRGANO: ASAMBLEA NACIONAL **PROYECTO:** 116372 010049000 FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN DE LA ASAMBLEA NACIONAL.

OBJETIVO DEL PROYECTO: GARANTIZAR UNA ESTRUCTURA FÍSICA Y TECNOLÓGICA ADECUADA, PARA BRINDAR A TODOS LOS USUARIOS Y PARLAMENTARIOS DE LA ASAMBLEA NACIONAL UNA ESTRUCTURA MODERNA Y DE ESA FORMA OFRECER CALIDAD DE SERVICIOS INFORMÁTICOS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 116372 010049000 FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN DE LA ASAMBLEA NACIONAL.

OBJETIVO DEL PROYECTO: GARANTIZAR UNA ESTRUCTURA FÍSICA Y TECNOLÓGICA ADECUADA, PARA BRINDAR A TODOS LOS USUARIOS Y PARLAMENTARIOS DE LA ASAMBLEA NACIONAL UNA ESTRUCTURA MODERNA Y DE ESA FORMA OFRECER CALIDAD DE SERVICIOS INFORMÁTICOS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010049001 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**15.816.771**	**0**	**0**	**0**	**0**	0	**15.816.771**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.897.536	0	0	0	0	0	3.897.536
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.632.352	0	0	0	0	0	2.632.352
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	285.078	0	0	0	0	0	285.078
401	01	18	00	Remuneraciones al personal contratado	309.029	0	0	0	0	0	309.029
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	466.957	0	0	0	0	0	466.957
401	01	99	00	Otras retribuciones	204.120	0	0	0	0	0	204.120
401	03	00	00	Primas	760.142	0	0	0	0	0	760.142
401	03	02	00	Primas de transporte a empleados	73.080	0	0	0	0	0	73.080
401	03	04	00	Primas por hijos a empleados	11.970	0	0	0	0	0	11.970
401	03	08	00	Primas de profesionalización a empleados	65.079	0	0	0	0	0	65.079
401	03	09	00	Primas por antigüedad a empleados	498.805	0	0	0	0	0	498.805
401	03	17	00	Primas de transporte a obreros	8.820	0	0	0	0	0	8.820
401	03	19	00	Primas por hijos de obreros	1.890	0	0	0	0	0	1.890
401	03	21	00	Primas por antigüedad a obreros	63.201	0	0	0	0	0	63.201
401	03	22	00	Primas de profesionalización a obreros	945	0	0	0	0	0	945
401	03	37	00	Primas de transporte al personal contratado	11.340	0	0	0	0	0	11.340
401	03	39	00	Primas por hijos al personal contratado	630	0	0	0	0	0	630
401	03	40	00	Primas de profesionalización al personal contratado	5.261	0	0	0	0	0	5.261
401	03	95	00	Otras primas al personal de alto nivel y de dirección	19.121	0	0	0	0	0	19.121
401	04	00	00	Complementos de sueldos y salarios	819.457	0	0	0	0	0	819.457
401	04	18	00	Bono compensatorio de alimentación a obreros	70.560	0	0	0	0	0	70.560
401	04	26	00	Bono compensatorio de alimentación al personal contratado	90.720	0	0	0	0	0	90.720
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	70.560	0	0	0	0	0	70.560

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 116372 010049000 FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN DE LA ASAMBLEA NACIONAL.

OBJETIVO DEL PROYECTO: GARANTIZAR UNA ESTRUCTURA FÍSICA Y TECNOLÓGICA ADECUADA, PARA BRINDAR A TODOS LOS USUARIOS Y PARLAMENTARIOS DE LA ASAMBLEA NACIONAL UNA ESTRUCTURA MODERNA Y DE ESA FORMA OFRECER CALIDAD DE SERVICIOS INFORMÁTICOS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010049001 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	96	00	Otros complementos a empleados	2.977	0	0	0	0	0	2.977
401	04	98	00	Otros complementos al personal contratado	584.640	0	0	0	0	0	584.640
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.958.720	0	0	0	0	0	3.958.720
401	05	01	00	Aguinaldos a empleados	1.959.657	0	0	0	0	0	1.959.657
401	05	03	00	Bono vacacional a empleados	957.042	0	0	0	0	0	957.042
401	05	04	00	Aguinaldos a obreros	214.961	0	0	0	0	0	214.961
401	05	06	00	Bono vacacional a obreros	104.981	0	0	0	0	0	104.981
401	05	07	00	Aguinaldos al personal contratado	194.850	0	0	0	0	0	194.850
401	05	08	00	Bono vacacional al personal contratado	95.159	0	0	0	0	0	95.159
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	290.297	0	0	0	0	0	290.297
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	141.773	0	0	0	0	0	141.773
401	06	00	00	Aportes patronales y legales	557.133	0	0	0	0	0	557.133
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	280.523	0	0	0	0	0	280.523
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	65.626	0	0	0	0	0	65.626
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	65.626	0	0	0	0	0	65.626
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	30.422	0	0	0	0	0	30.422
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	7.199	0	0	0	0	0	7.199
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	6.155	0	0	0	0	0	6.155
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	29.363	0	0	0	0	0	29.363
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	6.525	0	0	0	0	0	6.525
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	39.725	0	0	0	0	0	39.725
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	9.722	0	0	0	0	0	9.722
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	9.722	0	0	0	0	0	9.722

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 116372 010049000 FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN DE LA ASAMBLEA NACIONAL.

OBJETIVO DEL PROYECTO: GARANTIZAR UNA ESTRUCTURA FÍSICA Y TECNOLÓGICA ADECUADA, PARA BRINDAR A TODOS LOS USUARIOS Y PARLAMENTARIOS DE LA ASAMBLEA NACIONAL UNA ESTRUCTURA MODERNA Y DE ESA FORMA OFRECER CALIDAD DE SERVICIOS INFORMÁTICOS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010049001 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN

UNIDAD DE MEDIDA: *ACTIVIDAD* **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	95	00	Otros aportes legales por personal contratado	6.525	0	0	0	0	0	6.525
401	07	00	00	Asistencia socio-económica	3.993.230	0	0	0	0	0	3.993.230
401	07	02	00	Becas a empleados	114.522	0	0	0	0	0	114.522
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	557.819	0	0	0	0	0	557.819
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.857.694	0	0	0	0	0	1.857.694
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	29.208	0	0	0	0	0	29.208
401	07	10	00	Dotación de uniformes a empleados	246.645	0	0	0	0	0	246.645
401	07	18	00	Becas a obreros	8.899	0	0	0	0	0	8.899
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	61.189	0	0	0	0	0	61.189
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	224.204	0	0	0	0	0	224.204
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	14.805	0	0	0	0	0	14.805
401	07	26	00	Dotación de uniformes a obreros	29.768	0	0	0	0	0	29.768
401	07	33	00	Asistencia socio-económica al personal contratado	384.856	0	0	0	0	0	384.856
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	82.633	0	0	0	0	0	82.633
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	224.204	0	0	0	0	0	224.204
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	61.943	0	0	0	0	0	61.943
401	07	96	00	Otras subvenciones a empleados	93.660	0	0	0	0	0	93.660
401	07	97	00	Otras subvenciones a obreros	1.181	0	0	0	0	0	1.181
401	08	00	00	Prestaciones sociales e indemnizaciones	1.830.553	0	0	0	0	0	1.830.553
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.383.551	0	0	0	0	0	1.383.551
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	168.166	0	0	0	0	0	168.166
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	111.932	0	0	0	0	0	111.932
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	166.904	0	0	0	0	0	166.904

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 116372 010049000 FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN DE LA ASAMBLEA NACIONAL.

OBJETIVO DEL PROYECTO: GARANTIZAR UNA ESTRUCTURA FÍSICA Y TECNOLÓGICA ADECUADA, PARA BRINDAR A TODOS LOS USUARIOS Y PARLAMENTARIOS DE LA ASAMBLEA NACIONAL UNA ESTRUCTURA MODERNA Y DE ESA FORMA OFRECER CALIDAD DE SERVICIOS INFORMÁTICOS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010049001 REHABILITACIÓN Y ACONDICIONAMIENTO DE LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.719.315**	**0**	**0**	**0**	**0**	0	**1.719.315**
403	10	00	00	Servicios profesionales y técnicos	800.000	0	0	0	0	0	800.000
403	10	03	00	Servicios de procesamiento de datos	800.000	0	0	0	0	0	800.000
403	18	00	00	Impuestos indirectos	915.115	0	0	0	0	0	915.115
403	18	01	00	Impuesto al valor agregado	915.115	0	0	0	0	0	915.115
403	99	00	00	Otros servicios no personales	4.200	0	0	0	0	0	4.200
403	99	01	00	Otros servicios no personales	4.200	0	0	0	0	0	4.200
404	**00**	**00**	**00**	**Activos reales**	**6.821.759**	**0**	**0**	**0**	**0**	0	**6.821.759**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	269.973	0	0	0	0	0	269.973
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	269.973	0	0	0	0	0	269.973
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.590.494	0	0	0	0	0	1.590.494
404	05	01	00	Equipos de telecomunicaciones	1.590.494	0	0	0	0	0	1.590.494
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.801.177	0	0	0	0	0	3.801.177
404	09	01	00	Mobiliario y equipos de oficina	4.887	0	0	0	0	0	4.887
404	09	02	00	Equipos de computación	3.796.290	0	0	0	0	0	3.796.290
404	12	00	00	Activos intangibles	1.150.000	0	0	0	0	0	1.150.000
404	12	04	00	Paquetes y programas de computación	1.150.000	0	0	0	0	0	1.150.000
404	99	00	00	Otros activos reales	10.115	0	0	0	0	0	10.115
404	99	01	00	Otros activos reales	10.115	0	0	0	0	0	10.115
				Totales	**24.357.845**	**0**	**0**	**0**	**0**	0	**24.357.845**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 116372 010049000 FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN DE LA ASAMBLEA NACIONAL.

OBJETIVO DEL PROYECTO: GARANTIZAR UNA ESTRUCTURA FÍSICA Y TECNOLÓGICA ADECUADA, PARA BRINDAR A TODOS LOS USUARIOS Y PARLAMENTARIOS DE LA ASAMBLEA NACIONAL UNA ESTRUCTURA MODERNA Y DE ESA FORMA OFRECER CALIDAD DE SERVICIOS INFORMÁTICOS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 010049002 APOYO INSTITUCIONAL DE LOS GASTOS DE FUNCIONAMIENTO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**299.978**	**0**	**0**	**0**	**0**	0	**299.978**
402	01	00	00	Productos alimenticios y agropecuarios	5.940	0	0	0	0	0	5.940
402	01	01	00	Alimentos y bebidas para personas	5.940	0	0	0	0	0	5.940
402	03	00	00	Textiles y vestuarios	67.165	0	0	0	0	0	67.165
402	03	02	00	Prendas de vestir	67.165	0	0	0	0	0	67.165
402	05	00	00	Productos de papel, cartón e impresos	25.894	0	0	0	0	0	25.894
402	05	01	00	Pulpa de madera, papel y cartón	1.104	0	0	0	0	0	1.104
402	05	03	00	Productos de papel y cartón para oficina	17.350	0	0	0	0	0	17.350
402	05	04	00	Libros, revistas y periódicos	4.200	0	0	0	0	0	4.200
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.240	0	0	0	0	0	3.240
402	06	00	00	Productos químicos y derivados	2.068	0	0	0	0	0	2.068
402	06	04	00	Productos farmacéuticos y medicamentos	760	0	0	0	0	0	760
402	06	08	00	Productos plásticos	1.308	0	0	0	0	0	1.308
402	08	00	00	Productos metálicos	18.051	0	0	0	0	0	18.051
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	8.622	0	0	0	0	0	8.622
402	08	10	00	Repuestos y accesorios para otros equipos	9.429	0	0	0	0	0	9.429
402	10	00	00	Productos varios y útiles diversos	180.860	0	0	0	0	0	180.860
402	10	03	00	Utensilios de cocina y comedor	354	0	0	0	0	0	354
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	9.420	0	0	0	0	0	9.420
402	10	08	00	Materiales para equipos de computación	124.483	0	0	0	0	0	124.483
402	10	11	00	Materiales eléctricos	46.241	0	0	0	0	0	46.241
402	10	99	00	Otros productos y útiles diversos	362	0	0	0	0	0	362
403	**00**	**00**	**00**	**Servicios no personales**	**35.997**	**0**	**0**	**0**	**0**	0	**35.997**
403	18	00	00	Impuestos indirectos	35.997	0	0	0	0	0	35.997

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 116372 010049000 FORTALECER LA PLATAFORMA TECNOLÓGICA Y LAS REDES DE INFORMACIÓN DE LA ASAMBLEA NACIONAL.

OBJETIVO DEL PROYECTO: GARANTIZAR UNA ESTRUCTURA FÍSICA Y TECNOLÓGICA ADECUADA, PARA BRINDAR A TODOS LOS USUARIOS Y PARLAMENTARIOS DE LA ASAMBLEA NACIONAL UNA ESTRUCTURA MODERNA Y DE ESA FORMA OFRECER CALIDAD DE SERVICIOS INFORMÁTICOS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 010049002 APOYO INSTITUCIONAL DE LOS GASTOS DE FUNCIONAMIENTO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	35.997	0	0	0	0	0	35.997
				Totales	**335.975**	**0**	**0**	**0**	**0**	0	**335.975**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 019999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR

META: 142.450.700

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**142.450.700**	**0**	**0**	**0**	**0**	**0**	**142.450.700**
407	01	00	00	Transferencias y donaciones corrientes internas	142.450.700	0	0	0	0	0	142.450.700
407	01	03	00	Transferencias corrientes internas al sector público	142.450.700	0	0	0	0	0	142.450.700
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	142.450.700	0	0	0	0	0	142.450.700
				Totales	**142.450.700**	**0**	**0**	**0**	**0**	**0**	**142.450.700**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 019999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR

META: 142.450.700

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**142.450.700**	**0**	**0**	**0**	**0**	**0**	**142.450.700**
407	01	00	00	Transferencias y donaciones corrientes internas	142.450.700	0	0	0	0	0	142.450.700
407	01	03	00	Transferencias corrientes internas al sector público	142.450.700	0	0	0	0	0	142.450.700
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	142.450.700	0	0	0	0	0	142.450.700
				- A0234 Fundación Cardiovascular de la Asamblea Nacional	6.226.548	0	0	0	0	0	6.226.548
				- A0238 Instituto de Previsión Social de los Parlamentarios	82.955.839	0	0	0	0	0	82.955.839
				- A0420 Fundación Televisora de la Asamblea Nacional (ANTV)	49.177.901	0	0	0	0	0	49.177.901
				- A1603 Fundación Radio de la Asamblea Nacional (A.N. RADIO)	4.090.412	0	0	0	0	0	4.090.412
				Totales	**142.450.700**	**0**	**0**	**0**	**0**	**0**	**142.450.700**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 019999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 142.450.700

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 019999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN TELEVISORA DE LA ASAMBLEA NACIONAL (ANTV)

UNIDAD DE MEDIDA: *BOLÍVAR* **META:** 49.177.901

RESPONSABLE/EJECUTOR: FUNDACIÓN TELEVISORA DE LA ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**49.177.901**	**0**	**0**	**0**	**0**	0	**49.177.901**
407	01	00	00	Transferencias y donaciones corrientes internas	49.177.901	0	0	0	0	0	49.177.901
407	01	03	00	Transferencias corrientes internas al sector público	49.177.901	0	0	0	0	0	49.177.901
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	49.177.901	0	0	0	0	0	49.177.901
				Totales	**49.177.901**	**0**	**0**	**0**	**0**	0	**49.177.901**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 019999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 142.450.700

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 019999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN RADIO DE LA ASAMBLEA NACIONAL (A.N. RADIO)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.090.412

RESPONSABLE/EJECUTOR: FUNDACIÓN RADIO DE LA ASAMBLEA NACIONAL (AN RADIO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.090.412**	**0**	**0**	**0**	**0**	0	**4.090.412**
407	01	00	00	Transferencias y donaciones corrientes internas	4.090.412	0	0	0	0	0	4.090.412
407	01	03	00	Transferencias corrientes internas al sector público	4.090.412	0	0	0	0	0	4.090.412
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.090.412	0	0	0	0	0	4.090.412
				Totales	**4.090.412**	**0**	**0**	**0**	**0**	0	**4.090.412**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 019999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 142.450.700

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 019999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CARDIOVASCULAR DE LA ASAMBLEA NACIONAL

UNIDAD DE MEDIDA: *BOLÍVAR* **META:** 6.226.548

RESPONSABLE/EJECUTOR: FUNDACIÓN CARDIOVASCULAR DE LA ASAMBLEA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.226.548**	**0**	**0**	**0**	**0**	0	**6.226.548**
407	01	00	00	Transferencias y donaciones corrientes internas	6.226.548	0	0	0	0	0	6.226.548
407	01	03	00	Transferencias corrientes internas al sector público	6.226.548	0	0	0	0	0	6.226.548
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.226.548	0	0	0	0	0	6.226.548
				Totales	**6.226.548**	**0**	**0**	**0**	**0**	0	**6.226.548**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

PROYECTO: 019999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR

META: 142.450.700

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN ADMINISTRATIVA Y DE SERVICIOS

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 019999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO DE PREVISIÓN SOCIAL DEL PARLAMENTARIO (IPSP)

UNIDAD DE MEDIDA: BOLÍVAR

META: 82.955.839

RESPONSABLE/EJECUTOR: INSTITUTO DE PREVISION SOCIAL DEL PARLAMENTARIO (IPSP)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**82.955.839**	**0**	**0**	**0**	**0**	0	**82.955.839**
407	01	00	00	Transferencias y donaciones corrientes internas	82.955.839	0	0	0	0	0	82.955.839
407	01	03	00	Transferencias corrientes internas al sector público	82.955.839	0	0	0	0	0	82.955.839
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	82.955.839	0	0	0	0	0	82.955.839
				Totales	**82.955.839**	**0**	**0**	**0**	**0**	0	**82.955.839**

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**128.344.148**	**0**	**0**	**0**	**0**	**0**	**128.344.148**
401	01	00	00	Sueldos, salarios y otras retribuciones	32.901.778	0	0	0	0	0	32.901.778
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	13.373.865	0	0	0	0	0	13.373.865
401	01	03	00	Suplencias a empleados	63.000	0	0	0	0	0	63.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	5.765.388	0	0	0	0	0	5.765.388
401	01	13	00	Suplencias a obreros	47.250	0	0	0	0	0	47.250
401	01	18	00	Remuneraciones al personal contratado	8.951.346	0	0	0	0	0	8.951.346
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.954.569	0	0	0	0	0	2.954.569
401	01	99	00	Otras retribuciones	1.746.360	0	0	0	0	0	1.746.360
401	03	00	00	Primas	5.439.820	0	0	0	0	0	5.439.820
401	03	01	00	Primas por mérito a empleados	7.875	0	0	0	0	0	7.875
401	03	02	00	Primas de transporte a empleados	350.280	0	0	0	0	0	350.280
401	03	04	00	Primas por hijos a empleados	53.235	0	0	0	0	0	53.235
401	03	08	00	Primas de profesionalización a empleados	373.433	0	0	0	0	0	373.433
401	03	09	00	Primas por antigüedad a empleados	2.682.656	0	0	0	0	0	2.682.656
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	7.875	0	0	0	0	0	7.875
401	03	16	00	Primas por mérito a obreros	7.875	0	0	0	0	0	7.875
401	03	17	00	Primas de transporte a obreros	226.800	0	0	0	0	0	226.800
401	03	19	00	Primas por hijos de obreros	39.690	0	0	0	0	0	39.690
401	03	21	00	Primas por antigüedad a obreros	964.931	0	0	0	0	0	964.931
401	03	22	00	Primas de profesionalización a obreros	9.395	0	0	0	0	0	9.395
401	03	37	00	Primas de transporte al personal contratado	238.140	0	0	0	0	0	238.140
401	03	39	00	Primas por hijos al personal contratado	14.175	0	0	0	0	0	14.175
401	03	40	00	Primas de profesionalización al personal contratado	29.673	0	0	0	0	0	29.673
401	03	41	00	Primas por antigüedad al personal contratado	34.518	0	0	0	0	0	34.518
401	03	95	00	Otras primas al personal de alto nivel y de dirección	391.394	0	0	0	0	0	391.394
401	03	96	00	Otras primas al personal contratado	7.875	0	0	0	0	0	7.875
401	04	00	00	Complementos de sueldos y salarios	8.155.112	0	0	0	0	0	8.155.112
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	102.375	0	0	0	0	0	102.375
401	04	02	00	Complemento a empleados por trabajo nocturno	94.500	0	0	0	0	0	94.500
401	04	03	00	Complemento a empleados por gastos de alimentación	42.000	0	0	0	0	0	42.000
401	04	06	00	Complemento a empleados por comisión de servicios	105.000	0	0	0	0	0	105.000
401	04	08	00	Bono compensatorio de alimentación a empleados	2.802.240	0	0	0	0	0	2.802.240

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	10	00	Complemento a empleados por días feriados	15.750	0	0	0	0	0	15.750
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	252.000	0	0	0	0	0	252.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	68.250	0	0	0	0	0	68.250
401	04	16	00	Complemento a obreros por gastos de alimentación	76.125	0	0	0	0	0	76.125
401	04	18	00	Bono compensatorio de alimentación a obreros	1.814.400	0	0	0	0	0	1.814.400
401	04	20	00	Complemento a obreros por días feriados	36.750	0	0	0	0	0	36.750
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	133.875	0	0	0	0	0	133.875
401	04	25	00	Complemento al personal contratado por gastos de alimentación	21.000	0	0	0	0	0	21.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.905.120	0	0	0	0	0	1.905.120
401	04	27	00	Bono compensatorio de transporte al personal contratado	15.750	0	0	0	0	0	15.750
401	04	28	00	Complemento al personal contratado por días feriados	7.875	0	0	0	0	0	7.875
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	13.690	0	0	0	0	0	13.690
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	463.680	0	0	0	0	0	463.680
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	47.250	0	0	0	0	0	47.250
401	04	96	00	Otros complementos a empleados	24.607	0	0	0	0	0	24.607
401	04	97	00	Otros complementos a obreros	7.875	0	0	0	0	0	7.875
401	04	98	00	Otros complementos al personal contratado	105.000	0	0	0	0	0	105.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	29.770.899	0	0	0	0	0	29.770.899
401	05	01	00	Aguinaldos a empleados	10.114.378	0	0	0	0	0	10.114.378
401	05	03	00	Bono vacacional a empleados	4.939.580	0	0	0	0	0	4.939.580
401	05	04	00	Aguinaldos a obreros	4.184.261	0	0	0	0	0	4.184.261
401	05	06	00	Bono vacacional a obreros	2.043.476	0	0	0	0	0	2.043.476
401	05	07	00	Aguinaldos al personal contratado	3.816.182	0	0	0	0	0	3.816.182
401	05	08	00	Bono vacacional al personal contratado	1.863.717	0	0	0	0	0	1.863.717
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.887.502	0	0	0	0	0	1.887.502
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	921.803	0	0	0	0	0	921.803
401	06	00	00	Aportes patronales y legales	4.011.579	0	0	0	0	0	4.011.579
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.340.736	0	0	0	0	0	1.340.736
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	338.316	0	0	0	0	0	338.316
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	325.296	0	0	0	0	0	325.296
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	629.046	0	0	0	0	0	629.046
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	140.124	0	0	0	0	0	140.124

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	126.694	0	0	0	0	0	126.694
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	575.090	0	0	0	0	0	575.090
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	49.778	0	0	0	0	0	49.778
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	243.330	0	0	0	0	0	243.330
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	52.163	0	0	0	0	0	52.163
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	63.209	0	0	0	0	0	63.209
401	06	95	00	Otros aportes legales por personal contratado	127.797	0	0	0	0	0	127.797
401	07	00	00	Asistencia socio-económica	34.302.803	0	0	0	0	0	34.302.803
401	07	01	00	Capacitación y adiestramiento a empleados	78.750	0	0	0	0	0	78.750
401	07	02	00	Becas a empleados	391.634	0	0	0	0	0	391.634
401	07	03	00	Ayudas por matrimonio a empleados	91.875	0	0	0	0	0	91.875
401	07	04	00	Ayudas por nacimiento de hijos a empleados	91.875	0	0	0	0	0	91.875
401	07	05	00	Ayudas por defunción a empleados	91.875	0	0	0	0	0	91.875
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	78.750	0	0	0	0	0	78.750
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.879.070	0	0	0	0	0	2.879.070
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	8.904.118	0	0	0	0	0	8.904.118
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	140.906	0	0	0	0	0	140.906
401	07	10	00	Dotación de uniformes a empleados	1.182.195	0	0	0	0	0	1.182.195
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	315.000	0	0	0	0	0	315.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	126.000	0	0	0	0	0	126.000
401	07	17	00	Capacitación y adiestramiento a obreros	31.500	0	0	0	0	0	31.500
401	07	18	00	Becas a obreros	350.712	0	0	0	0	0	350.712
401	07	19	00	Ayudas por matrimonio de obreros	7.875	0	0	0	0	0	7.875
401	07	20	00	Ayudas por nacimiento de hijos de obreros	15.750	0	0	0	0	0	15.750
401	07	21	00	Ayudas por defunción a obreros	7.875	0	0	0	0	0	7.875
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	23.888	0	0	0	0	0	23.888
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.191.055	0	0	0	0	0	1.191.055
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	5.765.256	0	0	0	0	0	5.765.256
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	448.458	0	0	0	0	0	448.458
401	07	26	00	Dotación de uniformes a obreros	765.450	0	0	0	0	0	765.450
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	236.250	0	0	0	0	0	236.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	78.750	0	0	0	0	0	78.750
401	07	33	00	Asistencia socio-económica al personal contratado	8.054.325	0	0	0	0	0	8.054.325
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	78.750	0	0	0	0	0	78.750
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	7.875	0	0	0	0	0	7.875
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	7.875	0	0	0	0	0	7.875
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	7.875	0	0	0	0	0	7.875
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	13.125	0	0	0	0	0	13.125
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	537.280	0	0	0	0	0	537.280
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.473.343	0	0	0	0	0	1.473.343
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	317.387	0	0	0	0	0	317.387
401	07	96	00	Otras subvenciones a empleados	485.310	0	0	0	0	0	485.310
401	07	97	00	Otras subvenciones a obreros	24.791	0	0	0	0	0	24.791
401	08	00	00	Prestaciones sociales e indemnizaciones	13.762.157	0	0	0	0	0	13.762.157
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	7.433.836	0	0	0	0	0	7.433.836
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.940.413	0	0	0	0	0	2.940.413
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.214.847	0	0	0	0	0	2.214.847
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.173.061	0	0	0	0	0	1.173.061
403	**00**	**00**	**00**	**Servicios no personales**	**178.823**	**0**	**0**	**0**	**0**	**0**	**178.823**
403	18	00	00	Impuestos indirectos	19.160	0	0	0	0	0	19.160
403	18	01	00	Impuesto al valor agregado	19.160	0	0	0	0	0	19.160
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	159.663	0	0	0	0	0	159.663
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	159.663	0	0	0	0	0	159.663
				Totales	**128.522.971**	**0**	**0**	**0**	**0**	**0**	**128.522.971**

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 01 - 145

ÓRGANO: ASAMBLEA NACIONAL **ACCIÓN CENTRALIZADA:** 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 010001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**128.344.148**	**0**	**0**	**0**	**0**	**0**	**128.344.148**
401	01	00	00	Sueldos, salarios y otras retribuciones	32.901.778	0	0	0	0	0	32.901.778
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	13.373.865	0	0	0	0	0	13.373.865
401	01	03	00	Suplencias a empleados	63.000	0	0	0	0	0	63.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	5.765.388	0	0	0	0	0	5.765.388
401	01	13	00	Suplencias a obreros	47.250	0	0	0	0	0	47.250
401	01	18	00	Remuneraciones al personal contratado	8.951.346	0	0	0	0	0	8.951.346
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.954.569	0	0	0	0	0	2.954.569
401	01	99	00	Otras retribuciones	1.746.360	0	0	0	0	0	1.746.360
401	03	00	00	Primas	5.439.820	0	0	0	0	0	5.439.820
401	03	01	00	Primas por mérito a empleados	7.875	0	0	0	0	0	7.875
401	03	02	00	Primas de transporte a empleados	350.280	0	0	0	0	0	350.280
401	03	04	00	Primas por hijos a empleados	53.235	0	0	0	0	0	53.235
401	03	08	00	Primas de profesionalización a empleados	373.433	0	0	0	0	0	373.433
401	03	09	00	Primas por antigüedad a empleados	2.682.656	0	0	0	0	0	2.682.656
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	7.875	0	0	0	0	0	7.875
401	03	16	00	Primas por mérito a obreros	7.875	0	0	0	0	0	7.875
401	03	17	00	Primas de transporte a obreros	226.800	0	0	0	0	0	226.800
401	03	19	00	Primas por hijos de obreros	39.690	0	0	0	0	0	39.690
401	03	21	00	Primas por antigüedad a obreros	964.931	0	0	0	0	0	964.931
401	03	22	00	Primas de profesionalización a obreros	9.395	0	0	0	0	0	9.395
401	03	37	00	Primas de transporte al personal contratado	238.140	0	0	0	0	0	238.140
401	03	39	00	Primas por hijos al personal contratado	14.175	0	0	0	0	0	14.175
401	03	40	00	Primas de profesionalización al personal contratado	29.673	0	0	0	0	0	29.673
401	03	41	00	Primas por antigüedad al personal contratado	34.518	0	0	0	0	0	34.518
401	03	95	00	Otras primas al personal de alto nivel y de dirección	391.394	0	0	0	0	0	391.394
401	03	96	00	Otras primas al personal contratado	7.875	0	0	0	0	0	7.875
401	04	00	00	Complementos de sueldos y salarios	8.155.112	0	0	0	0	0	8.155.112

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 010001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	102.375	0	0	0	0	0	102.375
401	04	02	00	Complemento a empleados por trabajo nocturno	94.500	0	0	0	0	0	94.500
401	04	03	00	Complemento a empleados por gastos de alimentación	42.000	0	0	0	0	0	42.000
401	04	06	00	Complemento a empleados por comisión de servicios	105.000	0	0	0	0	0	105.000
401	04	08	00	Bono compensatorio de alimentación a empleados	2.802.240	0	0	0	0	0	2.802.240
401	04	10	00	Complemento a empleados por días feriados	15.750	0	0	0	0	0	15.750
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	252.000	0	0	0	0	0	252.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	68.250	0	0	0	0	0	68.250
401	04	16	00	Complemento a obreros por gastos de alimentación	76.125	0	0	0	0	0	76.125
401	04	18	00	Bono compensatorio de alimentación a obreros	1.814.400	0	0	0	0	0	1.814.400
401	04	20	00	Complemento a obreros por días feriados	36.750	0	0	0	0	0	36.750
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	133.875	0	0	0	0	0	133.875
401	04	25	00	Complemento al personal contratado por gastos de alimentación	21.000	0	0	0	0	0	21.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.905.120	0	0	0	0	0	1.905.120
401	04	27	00	Bono compensatorio de transporte al personal contratado	15.750	0	0	0	0	0	15.750
401	04	28	00	Complemento al personal contratado por días feriados	7.875	0	0	0	0	0	7.875
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	13.690	0	0	0	0	0	13.690
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	463.680	0	0	0	0	0	463.680
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	47.250	0	0	0	0	0	47.250
401	04	96	00	Otros complementos a empleados	24.607	0	0	0	0	0	24.607
401	04	97	00	Otros complementos a obreros	7.875	0	0	0	0	0	7.875
401	04	98	00	Otros complementos al personal contratado	105.000	0	0	0	0	0	105.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	29.770.899	0	0	0	0	0	29.770.899
401	05	01	00	Aguinaldos a empleados	10.114.378	0	0	0	0	0	10.114.378
401	05	03	00	Bono vacacional a empleados	4.939.580	0	0	0	0	0	4.939.580
401	05	04	00	Aguinaldos a obreros	4.184.261	0	0	0	0	0	4.184.261
401	05	06	00	Bono vacacional a obreros	2.043.476	0	0	0	0	0	2.043.476
401	05	07	00	Aguinaldos al personal contratado	3.816.182	0	0	0	0	0	3.816.182

ÓRGANO: ASAMBLEA NACIONAL **ACCIÓN CENTRALIZADA:** 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 010001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	08	00	Bono vacacional al personal contratado	1.863.717	0	0	0	0	0	1.863.717
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.887.502	0	0	0	0	0	1.887.502
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	921.803	0	0	0	0	0	921.803
401	06	00	00	Aportes patronales y legales	4.011.579	0	0	0	0	0	4.011.579
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.340.736	0	0	0	0	0	1.340.736
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	338.316	0	0	0	0	0	338.316
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	325.296	0	0	0	0	0	325.296
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	629.046	0	0	0	0	0	629.046
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	140.124	0	0	0	0	0	140.124
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	126.694	0	0	0	0	0	126.694
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	575.090	0	0	0	0	0	575.090
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	49.778	0	0	0	0	0	49.778
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	243.330	0	0	0	0	0	243.330
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	52.163	0	0	0	0	0	52.163
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	63.209	0	0	0	0	0	63.209
401	06	95	00	Otros aportes legales por personal contratado	127.797	0	0	0	0	0	127.797
401	07	00	00	Asistencia socio-económica	34.302.803	0	0	0	0	0	34.302.803
401	07	01	00	Capacitación y adiestramiento a empleados	78.750	0	0	0	0	0	78.750
401	07	02	00	Becas a empleados	391.634	0	0	0	0	0	391.634
401	07	03	00	Ayudas por matrimonio a empleados	91.875	0	0	0	0	0	91.875
401	07	04	00	Ayudas por nacimiento de hijos a empleados	91.875	0	0	0	0	0	91.875
401	07	05	00	Ayudas por defunción a empleados	91.875	0	0	0	0	0	91.875
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	78.750	0	0	0	0	0	78.750
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.879.070	0	0	0	0	0	2.879.070
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	8.904.118	0	0	0	0	0	8.904.118
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	140.906	0	0	0	0	0	140.906

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 010001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	10	00	Dotación de uniformes a empleados	1.182.195	0	0	0	0	0	1.182.195
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	315.000	0	0	0	0	0	315.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	126.000	0	0	0	0	0	126.000
401	07	17	00	Capacitación y adiestramiento a obreros	31.500	0	0	0	0	0	31.500
401	07	18	00	Becas a obreros	350.712	0	0	0	0	0	350.712
401	07	19	00	Ayudas por matrimonio de obreros	7.875	0	0	0	0	0	7.875
401	07	20	00	Ayudas por nacimiento de hijos de obreros	15.750	0	0	0	0	0	15.750
401	07	21	00	Ayudas por defunción a obreros	7.875	0	0	0	0	0	7.875
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	23.888	0	0	0	0	0	23.888
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.191.055	0	0	0	0	0	1.191.055
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	5.765.256	0	0	0	0	0	5.765.256
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	448.458	0	0	0	0	0	448.458
401	07	26	00	Dotación de uniformes a obreros	765.450	0	0	0	0	0	765.450
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	236.250	0	0	0	0	0	236.250
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	78.750	0	0	0	0	0	78.750
401	07	33	00	Asistencia socio-económica al personal contratado	8.054.325	0	0	0	0	0	8.054.325
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	78.750	0	0	0	0	0	78.750
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	7.875	0	0	0	0	0	7.875
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	7.875	0	0	0	0	0	7.875
401	07	66	00	Ayudas por defunción al personal de alto nivel y de dirección	7.875	0	0	0	0	0	7.875
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	13.125	0	0	0	0	0	13.125
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	537.280	0	0	0	0	0	537.280
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.473.343	0	0	0	0	0	1.473.343
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	317.387	0	0	0	0	0	317.387
401	07	96	00	Otras subvenciones a empleados	485.310	0	0	0	0	0	485.310
401	07	97	00	Otras subvenciones a obreros	24.791	0	0	0	0	0	24.791
401	08	00	00	Prestaciones sociales e indemnizaciones	13.762.157	0	0	0	0	0	13.762.157

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 010001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	7.433.836	0	0	0	0	0	7.433.836
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.940.413	0	0	0	0	0	2.940.413
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.214.847	0	0	0	0	0	2.214.847
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.173.061	0	0	0	0	0	1.173.061
403	**00**	**00**	**00**	**Servicios no personales**	**178.823**	**0**	**0**	**0**	**0**	**0**	**178.823**
403	18	00	00	Impuestos indirectos	19.160	0	0	0	0	0	19.160
403	18	01	00	Impuesto al valor agregado	19.160	0	0	0	0	0	19.160
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	159.663	0	0	0	0	0	159.663
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	159.663	0	0	0	0	0	159.663
				Totales	**128.522.971**	**0**	**0**	**0**	**0**	**0**	**128.522.971**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.444.503**	**0**	**0**	**0**	**0**	**0**	**12.444.503**
402	01	00	00	Productos alimenticios y agropecuarios	859.897	0	0	0	0	0	859.897
402	01	01	00	Alimentos y bebidas para personas	732.149	0	0	0	0	0	732.149
402	01	02	00	Alimentos para animales	127.748	0	0	0	0	0	127.748
402	03	00	00	Textiles y vestuarios	30.023	0	0	0	0	0	30.023
402	03	01	00	Textiles	4.472	0	0	0	0	0	4.472
402	03	02	00	Prendas de vestir	25.551	0	0	0	0	0	25.551
402	05	00	00	Productos de papel, cartón e impresos	2.687.454	0	0	0	0	0	2.687.454
402	05	01	00	Pulpa de madera, papel y cartón	1.055.840	0	0	0	0	0	1.055.840
402	05	02	00	Envases y cajas de papel y cartón	29.382	0	0	0	0	0	29.382
402	05	03	00	Productos de papel y cartón para oficina	1.037.315	0	0	0	0	0	1.037.315
402	05	04	00	Libros, revistas y periódicos	31.297	0	0	0	0	0	31.297
402	05	05	00	Material de enseñanza	100.000	0	0	0	0	0	100.000
402	05	06	00	Productos de papel y cartón para computación	8.942	0	0	0	0	0	8.942
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	424.678	0	0	0	0	0	424.678
402	06	00	00	Productos químicos y derivados	1.752.703	0	0	0	0	0	1.752.703
402	06	01	00	Sustancias químicas y de uso industrial	6.387	0	0	0	0	0	6.387
402	06	03	00	Tintas, pinturas y colorantes	479.056	0	0	0	0	0	479.056
402	06	04	00	Productos farmacéuticos y medicamentos	12.774	0	0	0	0	0	12.774
402	06	08	00	Productos plásticos	571.033	0	0	0	0	0	571.033
402	06	99	00	Otros productos de la industria química y conexos	683.453	0	0	0	0	0	683.453
402	07	00	00	Productos minerales no metálicos	17.885	0	0	0	0	0	17.885
402	07	02	00	Vidrios y productos de vidrio	2.555	0	0	0	0	0	2.555
402	07	04	00	Cemento, cal y yeso	15.330	0	0	0	0	0	15.330
402	08	00	00	Productos metálicos	441.369	0	0	0	0	0	441.369
402	08	01	00	Productos primarios de hierro y acero	1.277	0	0	0	0	0	1.277
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	347.475	0	0	0	0	0	347.475
402	08	07	00	Material de señalamiento	6.387	0	0	0	0	0	6.387
402	08	10	00	Repuestos y accesorios para otros equipos	63.874	0	0	0	0	0	63.874
402	08	99	00	Otros productos metálicos	22.356	0	0	0	0	0	22.356
402	09	00	00	Productos de madera	178.847	0	0	0	0	0	178.847
402	09	01	00	Productos primarios de madera	178.847	0	0	0	0	0	178.847
402	10	00	00	Productos varios y útiles diversos	6.476.325	0	0	0	0	0	6.476.325

ÓRGANO: ASAMBLEA NACIONAL **ACCIÓN CENTRALIZADA:** 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	1.037.315	0	0	0	0	0	1.037.315
402	10	03	00	Utensilios de cocina y comedor	29.380	0	0	0	0	0	29.380
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	590.197	0	0	0	0	0	590.197
402	10	06	00	Condecoraciones, ofrendas y similares	12.775	0	0	0	0	0	12.775
402	10	07	00	Productos de seguridad en el trabajo	665.568	0	0	0	0	0	665.568
402	10	08	00	Materiales para equipos de computación	1.888.118	0	0	0	0	0	1.888.118
402	10	11	00	Materiales eléctricos	1.444.327	0	0	0	0	0	1.444.327
402	10	12	00	Materiales para instalaciones sanitarias	181.402	0	0	0	0	0	181.402
402	10	13	00	Materiales fotográficos	1.277	0	0	0	0	0	1.277
402	10	99	00	Otros productos y útiles diversos	625.966	0	0	0	0	0	625.966
403	**00**	**00**	**00**	**Servicios no personales**	**15.686.502**	**0**	**0**	**0**	**0**	**0**	**15.686.502**
403	01	00	00	Alquileres de inmuebles	145.633	0	0	0	0	0	145.633
403	01	01	00	Alquileres de edificios y locales	145.633	0	0	0	0	0	145.633
403	04	00	00	Servicios básicos	10.373.475	0	0	0	0	0	10.373.475
403	04	01	00	Electricidad	867.477	0	0	0	0	0	867.477
403	04	02	00	Gas	24.911	0	0	0	0	0	24.911
403	04	03	00	Agua	106.669	0	0	0	0	0	106.669
403	04	04	00	Teléfonos	8.465.695	0	0	0	0	0	8.465.695
403	04	05	00	Servicio de comunicaciones	378.303	0	0	0	0	0	378.303
403	04	06	00	Servicio de aseo urbano y domiciliario	67.151	0	0	0	0	0	67.151
403	04	07	00	Servicio de condominio	463.269	0	0	0	0	0	463.269
403	06	00	00	Servicios de transporte y almacenaje	639	0	0	0	0	0	639
403	06	03	00	Estacionamiento	639	0	0	0	0	0	639
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.475.492	0	0	0	0	0	1.475.492
403	07	01	00	Publicidad y propaganda	766.489	0	0	0	0	0	766.489
403	07	02	00	Imprenta y reproducción	57.487	0	0	0	0	0	57.487
403	07	03	00	Relaciones sociales	12.775	0	0	0	0	0	12.775
403	07	04	00	Avisos	638.741	0	0	0	0	0	638.741
403	09	00	00	Viáticos y pasajes	2.555	0	0	0	0	0	2.555
403	09	01	00	Viáticos y pasajes dentro del país	2.555	0	0	0	0	0	2.555
403	10	00	00	Servicios profesionales y técnicos	25.550	0	0	0	0	0	25.550
403	10	99	00	Otros servicios profesionales y técnicos	25.550	0	0	0	0	0	25.550
403	18	00	00	Impuestos indirectos	2.830.240	0	0	0	0	0	2.830.240

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	2.830.240	0	0	0	0	0	2.830.240
403	99	00	00	Otros servicios no personales	832.918	0	0	0	0	0	832.918
403	99	01	00	Otros servicios no personales	832.918	0	0	0	0	0	832.918
404	**00**	**00**	**00**	**Activos reales**	**1.738.472**	**0**	**0**	**0**	**0**	**0**	**1.738.472**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	236.335	0	0	0	0	0	236.335
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	236.335	0	0	0	0	0	236.335
404	05	00	00	Equipos de comunicaciones y de señalamiento	38.324	0	0	0	0	0	38.324
404	05	01	00	Equipos de telecomunicaciones	38.324	0	0	0	0	0	38.324
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	64.002	0	0	0	0	0	64.002
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	64.002	0	0	0	0	0	64.002
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.393.424	0	0	0	0	0	1.393.424
404	09	01	00	Mobiliario y equipos de oficina	875.075	0	0	0	0	0	875.075
404	09	02	00	Equipos de computación	1.277	0	0	0	0	0	1.277
404	09	03	00	Mobiliario y equipos de alojamiento	169.266	0	0	0	0	0	169.266
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	347.806	0	0	0	0	0	347.806
404	99	00	00	Otros activos reales	6.387	0	0	0	0	0	6.387
404	99	01	00	Otros activos reales	6.387	0	0	0	0	0	6.387
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.370.465**	**0**	**0**	**0**	**0**	**0**	**2.370.465**
407	01	00	00	Transferencias y donaciones corrientes internas	2.370.465	0	0	0	0	0	2.370.465
407	01	01	00	Transferencias corrientes internas al sector privado	2.370.465	0	0	0	0	0	2.370.465
407	01	01	47	Sobrevivientes por enfermedad común	2.370.465	0	0	0	0	0	2.370.465
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.968.672**	**0**	**0**	**0**	**0**	**0**	**2.968.672**
411	11	00	00	Obligaciones de ejercicios anteriores	2.968.672	0	0	0	0	0	2.968.672
411	11	04	00	Compromisos pendientes de ejercicios anteriores	2.968.672	0	0	0	0	0	2.968.672
				Totales	**35.208.614**	**0**	**0**	**0**	**0**	**0**	**35.208.614**

RELACIÓN DE TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 010002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.444.503**	**0**	**0**	**0**	**0**	**0**	**12.444.503**
402	01	00	00	Productos alimenticios y agropecuarios	859.897	0	0	0	0	0	859.897
402	01	01	00	Alimentos y bebidas para personas	732.149	0	0	0	0	0	732.149
402	01	02	00	Alimentos para animales	127.748	0	0	0	0	0	127.748
402	03	00	00	Textiles y vestuarios	30.023	0	0	0	0	0	30.023
402	03	01	00	Textiles	4.472	0	0	0	0	0	4.472
402	03	02	00	Prendas de vestir	25.551	0	0	0	0	0	25.551
402	05	00	00	Productos de papel, cartón e impresos	2.687.454	0	0	0	0	0	2.687.454
402	05	01	00	Pulpa de madera, papel y cartón	1.055.840	0	0	0	0	0	1.055.840
402	05	02	00	Envases y cajas de papel y cartón	29.382	0	0	0	0	0	29.382
402	05	03	00	Productos de papel y cartón para oficina	1.037.315	0	0	0	0	0	1.037.315
402	05	04	00	Libros, revistas y periódicos	31.297	0	0	0	0	0	31.297
402	05	05	00	Material de enseñanza	100.000	0	0	0	0	0	100.000
402	05	06	00	Productos de papel y cartón para computación	8.942	0	0	0	0	0	8.942
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	424.678	0	0	0	0	0	424.678
402	06	00	00	Productos químicos y derivados	1.752.703	0	0	0	0	0	1.752.703
402	06	01	00	Sustancias químicas y de uso industrial	6.387	0	0	0	0	0	6.387
402	06	03	00	Tintas, pinturas y colorantes	479.056	0	0	0	0	0	479.056
402	06	04	00	Productos farmacéuticos y medicamentos	12.774	0	0	0	0	0	12.774
402	06	08	00	Productos plásticos	571.033	0	0	0	0	0	571.033
402	06	99	00	Otros productos de la industria química y conexos	683.453	0	0	0	0	0	683.453
402	07	00	00	Productos minerales no metálicos	17.885	0	0	0	0	0	17.885
402	07	02	00	Vidrios y productos de vidrio	2.555	0	0	0	0	0	2.555
402	07	04	00	Cemento, cal y yeso	15.330	0	0	0	0	0	15.330
402	08	00	00	Productos metálicos	441.369	0	0	0	0	0	441.369
402	08	01	00	Productos primarios de hierro y acero	1.277	0	0	0	0	0	1.277
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	347.475	0	0	0	0	0	347.475
402	08	07	00	Material de señalamiento	6.387	0	0	0	0	0	6.387

ÓRGANO: ASAMBLEA NACIONAL **ACCIÓN CENTRALIZADA:** 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 010002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	63.874	0	0	0	0	0	63.874
402	08	99	00	Otros productos metálicos	22.356	0	0	0	0	0	22.356
402	09	00	00	Productos de madera	178.847	0	0	0	0	0	178.847
402	09	01	00	Productos primarios de madera	178.847	0	0	0	0	0	178.847
402	10	00	00	Productos varios y útiles diversos	6.476.325	0	0	0	0	0	6.476.325
402	10	02	00	Materiales y útiles de limpieza y aseo	1.037.315	0	0	0	0	0	1.037.315
402	10	03	00	Utensilios de cocina y comedor	29.380	0	0	0	0	0	29.380
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	590.197	0	0	0	0	0	590.197
402	10	06	00	Condecoraciones, ofrendas y similares	12.775	0	0	0	0	0	12.775
402	10	07	00	Productos de seguridad en el trabajo	665.568	0	0	0	0	0	665.568
402	10	08	00	Materiales para equipos de computación	1.888.118	0	0	0	0	0	1.888.118
402	10	11	00	Materiales eléctricos	1.444.327	0	0	0	0	0	1.444.327
402	10	12	00	Materiales para instalaciones sanitarias	181.402	0	0	0	0	0	181.402
402	10	13	00	Materiales fotográficos	1.277	0	0	0	0	0	1.277
402	10	99	00	Otros productos y útiles diversos	625.966	0	0	0	0	0	625.966
403	**00**	**00**	**00**	**Servicios no personales**	**15.686.502**	**0**	**0**	**0**	**0**	**0**	**15.686.502**
403	01	00	00	Alquileres de inmuebles	145.633	0	0	0	0	0	145.633
403	01	01	00	Alquileres de edificios y locales	145.633	0	0	0	0	0	145.633
403	04	00	00	Servicios básicos	10.373.475	0	0	0	0	0	10.373.475
403	04	01	00	Electricidad	867.477	0	0	0	0	0	867.477
403	04	02	00	Gas	24.911	0	0	0	0	0	24.911
403	04	03	00	Agua	106.669	0	0	0	0	0	106.669
403	04	04	00	Teléfonos	8.465.695	0	0	0	0	0	8.465.695
403	04	05	00	Servicio de comunicaciones	378.303	0	0	0	0	0	378.303
403	04	06	00	Servicio de aseo urbano y domiciliario	67.151	0	0	0	0	0	67.151
403	04	07	00	Servicio de condominio	463.269	0	0	0	0	0	463.269
403	06	00	00	Servicios de transporte y almacenaje	639	0	0	0	0	0	639
403	06	03	00	Estacionamiento	639	0	0	0	0	0	639

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 010002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.475.492	0	0	0	0	0	1.475.492
403	07	01	00	Publicidad y propaganda	766.489	0	0	0	0	0	766.489
403	07	02	00	Imprenta y reproducción	57.487	0	0	0	0	0	57.487
403	07	03	00	Relaciones sociales	12.775	0	0	0	0	0	12.775
403	07	04	00	Avisos	638.741	0	0	0	0	0	638.741
403	09	00	00	Viáticos y pasajes	2.555	0	0	0	0	0	2.555
403	09	01	00	Viáticos y pasajes dentro del país	2.555	0	0	0	0	0	2.555
403	10	00	00	Servicios profesionales y técnicos	25.550	0	0	0	0	0	25.550
403	10	99	00	Otros servicios profesionales y técnicos	25.550	0	0	0	0	0	25.550
403	18	00	00	Impuestos indirectos	2.830.240	0	0	0	0	0	2.830.240
403	18	01	00	Impuesto al valor agregado	2.830.240	0	0	0	0	0	2.830.240
403	99	00	00	Otros servicios no personales	832.918	0	0	0	0	0	832.918
403	99	01	00	Otros servicios no personales	832.918	0	0	0	0	0	832.918
404	**00**	**00**	**00**	**Activos reales**	**1.738.472**	**0**	**0**	**0**	**0**	**0**	**1.738.472**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	236.335	0	0	0	0	0	236.335
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	236.335	0	0	0	0	0	236.335
404	05	00	00	Equipos de comunicaciones y de señalamiento	38.324	0	0	0	0	0	38.324
404	05	01	00	Equipos de telecomunicaciones	38.324	0	0	0	0	0	38.324
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	64.002	0	0	0	0	0	64.002
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	64.002	0	0	0	0	0	64.002
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.393.424	0	0	0	0	0	1.393.424
404	09	01	00	Mobiliario y equipos de oficina	875.075	0	0	0	0	0	875.075
404	09	02	00	Equipos de computación	1.277	0	0	0	0	0	1.277
404	09	03	00	Mobiliario y equipos de alojamiento	169.266	0	0	0	0	0	169.266
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	347.806	0	0	0	0	0	347.806
404	99	00	00	Otros activos reales	6.387	0	0	0	0	0	6.387
404	99	01	00	Otros activos reales	6.387	0	0	0	0	0	6.387
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.370.465**	**0**	**0**	**0**	**0**	**0**	**2.370.465**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 010002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	2.370.465	0	0	0	0	0	2.370.465
407	01	01	00	Transferencias corrientes internas al sector privado	2.370.465	0	0	0	0	0	2.370.465
407	01	01	47	Sobrevivientes por enfermedad común	2.370.465	0	0	0	0	0	2.370.465
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.968.672**	**0**	**0**	**0**	**0**	**0**	**2.968.672**
411	11	00	00	Obligaciones de ejercicios anteriores	2.968.672	0	0	0	0	0	2.968.672
411	11	04	00	Compromisos pendientes de ejercicios anteriores	2.968.672	0	0	0	0	0	2.968.672
				Totales	**35.208.614**	**0**	**0**	**0**	**0**	**0**	**35.208.614**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**167.600.756**	**0**	**0**	**0**	**0**	**0**	**167.600.756**
407	01	00	00	Transferencias y donaciones corrientes internas	167.600.756	0	0	0	0	0	167.600.756
407	01	01	00	Transferencias corrientes internas al sector privado	167.600.756	0	0	0	0	0	167.600.756
407	01	01	01	Pensiones del personal empleado, obrero y militar	5.007.626	0	0	0	0	0	5.007.626
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	35.829.811	0	0	0	0	0	35.829.811
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	3.677.157	0	0	0	0	0	3.677.157
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	853.921	0	0	0	0	0	853.921
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	37.992.386	0	0	0	0	0	37.992.386
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	3.164.065	0	0	0	0	0	3.164.065
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	17.959.321	0	0	0	0	0	17.959.321
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	6.106.169	0	0	0	0	0	6.106.169
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	45.931.545	0	0	0	0	0	45.931.545
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	11.078.755	0	0	0	0	0	11.078.755
				Totales	**167.600.756**	**0**	**0**	**0**	**0**	**0**	**167.600.756**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 010003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**167.600.756**	**0**	**0**	**0**	**0**	**0**	**167.600.756**
407	01	00	00	Transferencias y donaciones corrientes internas	167.600.756	0	0	0	0	0	167.600.756
407	01	01	00	Transferencias corrientes internas al sector privado	167.600.756	0	0	0	0	0	167.600.756
407	01	01	01	Pensiones del personal empleado, obrero y militar	5.007.626	0	0	0	0	0	5.007.626
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	35.829.811	0	0	0	0	0	35.829.811
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	3.677.157	0	0	0	0	0	3.677.157
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	853.921	0	0	0	0	0	853.921
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	37.992.386	0	0	0	0	0	37.992.386
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	3.164.065	0	0	0	0	0	3.164.065
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	17.959.321	0	0	0	0	0	17.959.321
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	6.106.169	0	0	0	0	0	6.106.169
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	45.931.545	0	0	0	0	0	45.931.545
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	11.078.755	0	0	0	0	0	11.078.755
				Totales	**167.600.756**	**0**	**0**	**0**	**0**	**0**	**167.600.756**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**950.000**	**0**	**0**	**0**	**0**	**0**	**950.000**
402	01	00	00	Productos alimenticios y agropecuarios	950.000	0	0	0	0	0	950.000
402	01	01	00	Alimentos y bebidas para personas	950.000	0	0	0	0	0	950.000
403	**00**	**00**	**00**	**Servicios no personales**	**203.600**	**0**	**0**	**0**	**0**	**0**	**203.600**
403	18	00	00	Impuestos indirectos	123.600	0	0	0	0	0	123.600
403	18	01	00	Impuesto al valor agregado	123.600	0	0	0	0	0	123.600
403	99	00	00	Otros servicios no personales	80.000	0	0	0	0	0	80.000
403	99	01	00	Otros servicios no personales	80.000	0	0	0	0	0	80.000
				Totales	**1.153.600**	**0**	**0**	**0**	**0**	**0**	**1.153.600**

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: ASAMBLEA NACIONAL

ACCIÓN CENTRALIZADA: 010007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 010007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**950.000**	**0**	**0**	**0**	**0**	**0**	**950.000**
402	01	00	00	Productos alimenticios y agropecuarios	950.000	0	0	0	0	0	950.000
402	01	01	00	Alimentos y bebidas para personas	950.000	0	0	0	0	0	950.000
403	**00**	**00**	**00**	**Servicios no personales**	**203.600**	**0**	**0**	**0**	**0**	**0**	**203.600**
403	18	00	00	Impuestos indirectos	123.600	0	0	0	0	0	123.600
403	18	01	00	Impuesto al valor agregado	123.600	0	0	0	0	0	123.600
403	99	00	00	Otros servicios no personales	80.000	0	0	0	0	0	80.000
403	99	01	00	Otros servicios no personales	80.000	0	0	0	0	0	80.000
				Totales	**1.153.600**	**0**	**0**	**0**	**0**	**0**	**1.153.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**114.679.471**	**0**	**0**	**0**	**0**	**0**	**114.679.471**
401	01	00	00	Sueldos, salarios y otras retribuciones	61.194.706	0	0	0	0	0	61.194.706
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	33.080.575	0	0	0	0	0	33.080.575
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	25.000	0	0	0	0	0	25.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.574.092	0	0	0	0	0	1.574.092
401	01	18	00	Remuneraciones al personal contratado	633.576	0	0	0	0	0	633.576
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	60.000	0	0	0	0	0	60.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	222.944	0	0	0	0	0	222.944
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	185.786	0	0	0	0	0	185.786
401	01	99	00	Otras retribuciones	25.412.733	0	0	0	0	0	25.412.733
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.759.320	0	0	0	0	0	4.759.320
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.602.984	0	0	0	0	0	4.602.984
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	156.336	0	0	0	0	0	156.336
401	03	00	00	Primas	12.141.100	0	0	0	0	0	12.141.100
401	03	04	00	Primas por hijos a empleados	505.200	0	0	0	0	0	505.200
401	03	08	00	Primas de profesionalización a empleados	1.768.560	0	0	0	0	0	1.768.560
401	03	09	00	Primas por antigüedad a empleados	7.166.737	0	0	0	0	0	7.166.737
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.324.376	0	0	0	0	0	2.324.376
401	03	19	00	Primas por hijos de obreros	67.200	0	0	0	0	0	67.200
401	03	21	00	Primas por antigüedad a obreros	104.491	0	0	0	0	0	104.491
401	03	97	00	Otras primas a empleados	202.400	0	0	0	0	0	202.400
401	03	98	00	Otras primas a obreros	2.136	0	0	0	0	0	2.136
401	04	00	00	Complementos de sueldos y salarios	11.101.324	0	0	0	0	0	11.101.324
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.002.400	0	0	0	0	0	1.002.400
401	04	02	00	Complemento a empleados por trabajo nocturno	350.000	0	0	0	0	0	350.000
401	04	08	00	Bono compensatorio de alimentación a empleados	8.270.592	0	0	0	0	0	8.270.592
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	505.000	0	0	0	0	0	505.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	900	0	0	0	0	0	900
401	04	16	00	Complemento a obreros por gastos de alimentación	65.000	0	0	0	0	0	65.000
401	04	18	00	Bono compensatorio de alimentación a obreros	662.112	0	0	0	0	0	662.112
401	04	26	00	Bono compensatorio de alimentación al personal contratado	232.320	0	0	0	0	0	232.320

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	97	00	Otros complementos a obreros	13.000	0	0	0	0	0	13.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.740.045	0	0	0	0	0	5.740.045
401	05	03	00	Bono vacacional a empleados	5.438.135	0	0	0	0	0	5.438.135
401	05	06	00	Bono vacacional a obreros	239.594	0	0	0	0	0	239.594
401	05	08	00	Bono vacacional al personal contratado	16.901	0	0	0	0	0	16.901
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	45.415	0	0	0	0	0	45.415
401	06	00	00	Aportes patronales y legales	5.384.892	0	0	0	0	0	5.384.892
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.473.119	0	0	0	0	0	3.473.119
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	869.623	0	0	0	0	0	869.623
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	753.673	0	0	0	0	0	753.673
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	163.359	0	0	0	0	0	163.359
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	39.910	0	0	0	0	0	39.910
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	34.588	0	0	0	0	0	34.588
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	42.445	0	0	0	0	0	42.445
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	8.175	0	0	0	0	0	8.175
401	07	00	00	Asistencia socio-económica	14.358.084	0	0	0	0	0	14.358.084
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	5.873.189	0	0	0	0	0	5.873.189
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	640.000	0	0	0	0	0	640.000
401	07	10	00	Dotación de uniformes a empleados	1.376.330	0	0	0	0	0	1.376.330
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.925.000	0	0	0	0	0	2.925.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.236.446	0	0	0	0	0	1.236.446
401	07	18	00	Becas a obreros	6.000	0	0	0	0	0	6.000
401	07	19	00	Ayudas por matrimonio de obreros	6.000	0	0	0	0	0	6.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	6.000	0	0	0	0	0	6.000
401	07	21	00	Ayudas por defunción a obreros	6.000	0	0	0	0	0	6.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	244.367	0	0	0	0	0	244.367
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	104.544	0	0	0	0	0	104.544
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	171.990	0	0	0	0	0	171.990
401	07	26	00	Dotación de uniformes a obreros	889.627	0	0	0	0	0	889.627

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	390.000	0	0	0	0	0	390.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	433.544	0	0	0	0	0	433.544
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	49.047	0	0	0	0	0	49.047
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.868.550**	**0**	**0**	**0**	**0**	**0**	**7.868.550**
402	01	00	00	Productos alimenticios y agropecuarios	1.187.300	0	0	0	0	0	1.187.300
402	01	01	00	Alimentos y bebidas para personas	1.125.000	0	0	0	0	0	1.125.000
402	01	02	00	Alimentos para animales	2.300	0	0	0	0	0	2.300
402	01	03	00	Productos agrícolas y pecuarios	60.000	0	0	0	0	0	60.000
402	02	00	00	Productos de minas, canteras y yacimientos	5.700	0	0	0	0	0	5.700
402	02	05	00	Piedra, arcilla, arena y tierra	500	0	0	0	0	0	500
402	02	99	00	Otros productos de minas, canteras y yacimientos	5.200	0	0	0	0	0	5.200
402	03	00	00	Textiles y vestuarios	219.200	0	0	0	0	0	219.200
402	03	01	00	Textiles	67.400	0	0	0	0	0	67.400
402	03	02	00	Prendas de vestir	118.800	0	0	0	0	0	118.800
402	03	03	00	Calzados	13.000	0	0	0	0	0	13.000
402	03	99	00	Otros productos textiles y vestuarios	20.000	0	0	0	0	0	20.000
402	04	00	00	Productos de cuero y caucho	70.800	0	0	0	0	0	70.800
402	04	02	00	Productos de cuero y sucedáneos del cuero	18.700	0	0	0	0	0	18.700
402	04	03	00	Cauchos y tripas para vehículos	41.600	0	0	0	0	0	41.600
402	04	99	00	Otros productos de cuero y caucho	10.500	0	0	0	0	0	10.500
402	05	00	00	Productos de papel, cartón e impresos	1.634.660	0	0	0	0	0	1.634.660
402	05	01	00	Pulpa de madera, papel y cartón	700.000	0	0	0	0	0	700.000
402	05	02	00	Envases y cajas de papel y cartón	130.600	0	0	0	0	0	130.600
402	05	03	00	Productos de papel y cartón para oficina	400.000	0	0	0	0	0	400.000
402	05	04	00	Libros, revistas y periódicos	300.000	0	0	0	0	0	300.000
402	05	05	00	Material de enseñanza	21.000	0	0	0	0	0	21.000
402	05	06	00	Productos de papel y cartón para computación	65.600	0	0	0	0	0	65.600
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	16.960	0	0	0	0	0	16.960
402	05	99	00	Otros productos de pulpa, papel y cartón	500	0	0	0	0	0	500
402	06	00	00	Productos químicos y derivados	1.085.600	0	0	0	0	0	1.085.600
402	06	01	00	Sustancias químicas y de uso industrial	1.900	0	0	0	0	0	1.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	02	00	Abonos, plaguicidas y otros	74.900	0	0	0	0	0	74.900
402	06	03	00	Tintas, pinturas y colorantes	300.000	0	0	0	0	0	300.000
402	06	04	00	Productos farmacéuticos y medicamentos	145.200	0	0	0	0	0	145.200
402	06	05	00	Productos de tocador	159.000	0	0	0	0	0	159.000
402	06	06	00	Combustibles y lubricantes	57.200	0	0	0	0	0	57.200
402	06	08	00	Productos plásticos	300.000	0	0	0	0	0	300.000
402	06	09	00	Mezclas explosivas	10.500	0	0	0	0	0	10.500
402	06	99	00	Otros productos de la industria química y conexos	36.900	0	0	0	0	0	36.900
402	07	00	00	Productos minerales no metálicos	573.500	0	0	0	0	0	573.500
402	07	01	00	Productos de barro, loza y porcelana	220.000	0	0	0	0	0	220.000
402	07	02	00	Vidrios y productos de vidrio	4.500	0	0	0	0	0	4.500
402	07	03	00	Productos de arcilla para construcción	108.000	0	0	0	0	0	108.000
402	07	04	00	Cemento, cal y yeso	220.000	0	0	0	0	0	220.000
402	07	99	00	Otros productos minerales no metálicos	21.000	0	0	0	0	0	21.000
402	08	00	00	Productos metálicos	712.620	0	0	0	0	0	712.620
402	08	01	00	Productos primarios de hierro y acero	58.200	0	0	0	0	0	58.200
402	08	02	00	Productos de metales no ferrosos	800	0	0	0	0	0	800
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	67.800	0	0	0	0	0	67.800
402	08	04	00	Productos metálicos estructurales	50.000	0	0	0	0	0	50.000
402	08	05	00	Materiales de orden público, seguridad y defensa	25.920	0	0	0	0	0	25.920
402	08	07	00	Material de señalamiento	1.500	0	0	0	0	0	1.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	210.700	0	0	0	0	0	210.700
402	08	10	00	Repuestos y accesorios para otros equipos	259.700	0	0	0	0	0	259.700
402	08	99	00	Otros productos metálicos	38.000	0	0	0	0	0	38.000
402	09	00	00	Productos de madera	23.100	0	0	0	0	0	23.100
402	09	01	00	Productos primarios de madera	13.100	0	0	0	0	0	13.100
402	09	02	00	Muebles y accesorios de madera para edificaciones	5.000	0	0	0	0	0	5.000
402	09	99	00	Otros productos de madera	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	2.284.070	0	0	0	0	0	2.284.070
402	10	01	00	Artículos de deporte, recreación y juguetes	36.800	0	0	0	0	0	36.800
402	10	02	00	Materiales y útiles de limpieza y aseo	300.000	0	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	52.170	0	0	0	0	0	52.170
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	48.400	0	0	0	0	0	48.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	290.000	0	0	0	0	0	290.000
402	10	06	00	Condecoraciones, ofrendas y similares	50.000	0	0	0	0	0	50.000
402	10	07	00	Productos de seguridad en el trabajo	71.800	0	0	0	0	0	71.800
402	10	08	00	Materiales para equipos de computación	900.000	0	0	0	0	0	900.000
402	10	09	00	Especies timbradas y valores	200	0	0	0	0	0	200
402	10	11	00	Materiales eléctricos	251.200	0	0	0	0	0	251.200
402	10	12	00	Materiales para instalaciones sanitarias	100.000	0	0	0	0	0	100.000
402	10	13	00	Materiales fotográficos	1.200	0	0	0	0	0	1.200
402	10	99	00	Otros productos y útiles diversos	182.300	0	0	0	0	0	182.300
402	99	00	00	Otros materiales y suministros	72.000	0	0	0	0	0	72.000
402	99	01	00	Otros materiales y suministros	72.000	0	0	0	0	0	72.000
403	**00**	**00**	**00**	**Servicios no personales**	**26.191.019**	**0**	**0**	**0**	**0**	**0**	**26.191.019**
403	01	00	00	Alquileres de inmuebles	52.000	0	0	0	0	0	52.000
403	01	01	00	Alquileres de edificios y locales	2.000	0	0	0	0	0	2.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	50.000	0	0	0	0	0	50.000
403	02	00	00	Alquileres de maquinaria y equipos	1.281.600	0	0	0	0	0	1.281.600
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	159.700	0	0	0	0	0	159.700
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	0	20.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	20.800	0	0	0	0	0	20.800
403	02	99	00	Alquileres de otras maquinaria y equipos	1.081.100	0	0	0	0	0	1.081.100
403	03	00	00	Derechos sobre bienes intangibles	220.000	0	0	0	0	0	220.000
403	03	02	00	Derechos de autor	20.000	0	0	0	0	0	20.000
403	03	03	00	Paquetes y programas de computación	200.000	0	0	0	0	0	200.000
403	04	00	00	Servicios básicos	3.418.749	0	0	0	0	0	3.418.749
403	04	01	00	Electricidad	457.200	0	0	0	0	0	457.200
403	04	02	00	Gas	4.000	0	0	0	0	0	4.000
403	04	03	00	Agua	53.500	0	0	0	0	0	53.500
403	04	04	00	Teléfonos	891.100	0	0	0	0	0	891.100
403	04	05	00	Servicio de comunicaciones	1.781.549	0	0	0	0	0	1.781.549

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	06	00	Servicio de aseo urbano y domiciliario	91.400	0	0	0	0	0	91.400
403	04	07	00	Servicio de condominio	140.000	0	0	0	0	0	140.000
403	06	00	00	Servicios de transporte y almacenaje	300.540	0	0	0	0	0	300.540
403	06	01	00	Fletes y embalajes	76.000	0	0	0	0	0	76.000
403	06	03	00	Estacionamiento	1.900	0	0	0	0	0	1.900
403	06	04	00	Peaje	1.200	0	0	0	0	0	1.200
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	221.440	0	0	0	0	0	221.440
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.146.600	0	0	0	0	0	1.146.600
403	07	02	00	Imprenta y reproducción	950.000	0	0	0	0	0	950.000
403	07	03	00	Relaciones sociales	84.100	0	0	0	0	0	84.100
403	07	04	00	Avisos	112.500	0	0	0	0	0	112.500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.262.300	0	0	0	0	0	1.262.300
403	08	01	00	Primas y gastos de seguros	1.200.000	0	0	0	0	0	1.200.000
403	08	02	00	Comisiones y gastos bancarios	62.300	0	0	0	0	0	62.300
403	09	00	00	Viáticos y pasajes	3.058.820	0	0	0	0	0	3.058.820
403	09	01	00	Viáticos y pasajes dentro del país	2.477.800	0	0	0	0	0	2.477.800
403	09	02	00	Viáticos y pasajes fuera del país	510.000	0	0	0	0	0	510.000
403	09	03	00	Asignación por kilómetros recorridos	71.020	0	0	0	0	0	71.020
403	10	00	00	Servicios profesionales y técnicos	3.393.065	0	0	0	0	0	3.393.065
403	10	03	00	Servicios de procesamiento de datos	897.012	0	0	0	0	0	897.012
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	50.000	0	0	0	0	0	50.000
403	10	06	00	Servicios de veterinaria	500	0	0	0	0	0	500
403	10	07	00	Servicios de capacitación y adiestramiento	1.015.467	0	0	0	0	0	1.015.467
403	10	09	00	Servicios de lavandería y tintorería	5.000	0	0	0	0	0	5.000
403	10	11	00	Servicios para la elaboración y suministro de comida	868.086	0	0	0	0	0	868.086
403	10	99	00	Otros servicios profesionales y técnicos	557.000	0	0	0	0	0	557.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.858.500	0	0	0	0	0	1.858.500
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	5.000	0	0	0	0	0	5.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	833.500	0	0	0	0	0	833.500
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	53.600	0	0	0	0	0	53.600
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos,	5.500	0	0	0	0	0	5.500

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				dentales y de veterinaria							
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	13.000	0	0	0	0	0	13.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	13.000	0	0	0	0	0	13.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	850.000	0	0	0	0	0	850.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	84.900	0	0	0	0	0	84.900
403	12	00	00	Conservación y reparaciones menores de obras	2.500.000	0	0	0	0	0	2.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.500.000	0	0	0	0	0	2.500.000
403	15	00	00	Servicios fiscales	23.300	0	0	0	0	0	23.300
403	15	01	00	Derechos de importación y servicios aduaneros	2.600	0	0	0	0	0	2.600
403	15	02	00	Tasas y otros derechos obligatorios	15.300	0	0	0	0	0	15.300
403	15	03	00	Asignación a agentes de especies fiscales	5.400	0	0	0	0	0	5.400
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.198.000	0	0	0	0	0	2.198.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.198.000	0	0	0	0	0	2.198.000
403	18	00	00	Impuestos indirectos	4.045.666	0	0	0	0	0	4.045.666
403	18	01	00	Impuesto al valor agregado	4.013.966	0	0	0	0	0	4.013.966
403	18	99	00	Otros impuestos indirectos	31.700	0	0	0	0	0	31.700
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	931.879	0	0	0	0	0	931.879
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	931.879	0	0	0	0	0	931.879
403	99	00	00	Otros servicios no personales	500.000	0	0	0	0	0	500.000
403	99	01	00	Otros servicios no personales	500.000	0	0	0	0	0	500.000
404	**00**	**00**	**00**	**Activos reales**	**10.731.332**	**0**	**0**	**0**	**0**	**0**	**10.731.332**
404	01	00	00	Repuestos y reparaciones mayores	1.057.960	0	0	0	0	0	1.057.960
404	01	01	00	Repuestos mayores	925.960	0	0	0	0	0	925.960
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	260.000	0	0	0	0	0	260.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	26.000	0	0	0	0	0	26.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	98.200	0	0	0	0	0	98.200
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	541.760	0	0	0	0	0	541.760
404	01	02	00	Reparaciones mayores de maquinaria y equipos	132.000	0	0	0	0	0	132.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	52.000	0	0	0	0	0	52.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	514.500	0	0	0	0	0	514.500
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	200	0	0	0	0	0	200
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	18.000	0	0	0	0	0	18.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	50.000	0	0	0	0	0	50.000
404	03	05	00	Maquinaria y equipos industriales y de taller	139.100	0	0	0	0	0	139.100
404	03	06	00	Maquinaria y equipos de energía	291.700	0	0	0	0	0	291.700
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	15.500	0	0	0	0	0	15.500
404	04	00	00	Equipos de transporte, tracción y elevación	2.033.100	0	0	0	0	0	2.033.100
404	04	01	00	Vehículos automotores terrestres	2.000.000	0	0	0	0	0	2.000.000
404	04	05	00	Vehículos de tracción no motorizados	8.100	0	0	0	0	0	8.100
404	04	99	00	Otros equipos de transporte, tracción y elevación	25.000	0	0	0	0	0	25.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.091.600	0	0	0	0	0	1.091.600
404	05	01	00	Equipos de telecomunicaciones	991.600	0	0	0	0	0	991.600
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	54.000	0	0	0	0	0	54.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	54.000	0	0	0	0	0	54.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	176.700	0	0	0	0	0	176.700
404	07	02	00	Equipos de enseñanza, deporte y recreación	64.900	0	0	0	0	0	64.900
404	07	03	00	Obras de arte	19.500	0	0	0	0	0	19.500
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	40.000	0	0	0	0	0	40.000
404	07	06	00	Instrumentos musicales y equipos de audio	26.300	0	0	0	0	0	26.300
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	26.000	0	0	0	0	0	26.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	147.900	0	0	0	0	0	147.900
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	79.200	0	0	0	0	0	79.200
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	68.700	0	0	0	0	0	68.700
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.145.338	0	0	0	0	0	4.145.338
404	09	01	00	Mobiliario y equipos de oficina	300.000	0	0	0	0	0	300.000
404	09	02	00	Equipos de computación	1.574.338	0	0	0	0	0	1.574.338
404	09	03	00	Mobiliario y equipos de alojamiento	1.500.000	0	0	0	0	0	1.500.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	771.000	0	0	0	0	0	771.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	12	00	00	Activos intangibles	1.460.234	0	0	0	0	0	1.460.234
404	12	04	00	Paquetes y programas de computación	781.383	0	0	0	0	0	781.383
404	12	99	00	Otros activos intangibles	678.851	0	0	0	0	0	678.851
404	99	00	00	Otros activos reales	50.000	0	0	0	0	0	50.000
404	99	01	00	Otros activos reales	50.000	0	0	0	0	0	50.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**190.613.189**	**0**	**0**	**0**	**0**	**0**	**190.613.189**
407	01	00	00	Transferencias y donaciones corrientes internas	190.523.189	0	0	0	0	0	190.523.189
407	01	01	00	Transferencias corrientes internas al sector privado	119.533.162	0	0	0	0	0	119.533.162
407	01	01	01	Pensiones del personal empleado, obrero y militar	7.119.594	0	0	0	0	0	7.119.594
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	73.052.283	0	0	0	0	0	73.052.283
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	854.351	0	0	0	0	0	854.351
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	2.306.299	0	0	0	0	0	2.306.299
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	8.766.274	0	0	0	0	0	8.766.274
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	27.394.361	0	0	0	0	0	27.394.361
407	01	01	73	Subsidios a instituciones benéficas privadas	30.000	0	0	0	0	0	30.000
407	01	01	76	Subsidios a entidades religiosas	10.000	0	0	0	0	0	10.000
407	01	03	00	Transferencias corrientes internas al sector público	70.990.027	0	0	0	0	0	70.990.027
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	70.990.027	0	0	0	0	0	70.990.027
407	02	00	00	Transferencias y donaciones corrientes al exterior	90.000	0	0	0	0	0	90.000
407	02	01	00	Transferencias corrientes al exterior	90.000	0	0	0	0	0	90.000
407	02	01	04	Transferencias corrientes a organismos internacionales	90.000	0	0	0	0	0	90.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	1.000.000	0	0	0	0	0	1.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.000.000	0	0	0	0	0	1.000.000
				Totales	**351.083.561**	**0**	**0**	**0**	**0**	**0**	**351.083.561**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116124 020023000 PROCEDIMIENTOS ESPECIALES

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO DE LA VIGILANCIA FISCALIZACIÓN Y CONTROL DE LA ADMINISTRACIÓN PÚBLICA, SU EFICACIA EFICIENCIA Y TRANSPARENCIA, SANCIONANDO HECHOS, ACCIONES U OMISIONES QUE SEAN INDICIOS DE MANEJO INDEBIDO DE LOS RECURSOS PÚBLICOS

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.120

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.433.640**	**0**	**0**	**0**	**0**	**0**	**7.433.640**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.309.498	0	0	0	0	0	4.309.498
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.428.836	0	0	0	0	0	2.428.836
401	01	99	00	Otras retribuciones	1.880.662	0	0	0	0	0	1.880.662
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	293.460	0	0	0	0	0	293.460
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	293.460	0	0	0	0	0	293.460
401	03	00	00	Primas	976.379	0	0	0	0	0	976.379
401	03	04	00	Primas por hijos a empleados	38.400	0	0	0	0	0	38.400
401	03	08	00	Primas de profesionalización a empleados	132.240	0	0	0	0	0	132.240
401	03	09	00	Primas por antigüedad a empleados	598.475	0	0	0	0	0	598.475
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	207.264	0	0	0	0	0	207.264
401	04	00	00	Complementos de sueldos y salarios	638.880	0	0	0	0	0	638.880
401	04	08	00	Bono compensatorio de alimentación a empleados	638.880	0	0	0	0	0	638.880
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	406.697	0	0	0	0	0	406.697
401	05	03	00	Bono vacacional a empleados	406.697	0	0	0	0	0	406.697
401	06	00	00	Aportes patronales y legales	369.493	0	0	0	0	0	369.493
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	252.225	0	0	0	0	0	252.225
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	62.822	0	0	0	0	0	62.822
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	54.446	0	0	0	0	0	54.446
401	07	00	00	Asistencia socio-económica	439.233	0	0	0	0	0	439.233
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	439.233	0	0	0	0	0	439.233
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**349.100**	**0**	**0**	**0**	**0**	**0**	**349.100**
402	01	00	00	Productos alimenticios y agropecuarios	42.000	0	0	0	0	0	42.000
402	01	01	00	Alimentos y bebidas para personas	42.000	0	0	0	0	0	42.000
402	05	00	00	Productos de papel, cartón e impresos	121.600	0	0	0	0	0	121.600
402	05	01	00	Pulpa de madera, papel y cartón	55.000	0	0	0	0	0	55.000
402	05	02	00	Envases y cajas de papel y cartón	15.000	0	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	34.000	0	0	0	0	0	34.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 02 - 11

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116124 020023000 PROCEDIMIENTOS ESPECIALES

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO DE LA VIGILANCIA FISCALIZACIÓN Y CONTROL DE LA ADMINISTRACIÓN PÚBLICA, SU EFICACIA EFICIENCIA Y TRANSPARENCIA, SANCIONANDO HECHOS, ACCIONES U OMISIONES QUE SEAN INDICIOS DE MANEJO INDEBIDO DE LOS RECURSOS PÚBLICOS

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.120

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	04	00	Libros, revistas y periódicos	17.000	0	0	0	0	0	17.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	600	0	0	0	0	0	600
402	06	00	00	Productos químicos y derivados	29.000	0	0	0	0	0	29.000
402	06	03	00	Tintas, pinturas y colorantes	29.000	0	0	0	0	0	29.000
402	08	00	00	Productos metálicos	16.600	0	0	0	0	0	16.600
402	08	10	00	Repuestos y accesorios para otros equipos	16.600	0	0	0	0	0	16.600
402	10	00	00	Productos varios y útiles diversos	139.900	0	0	0	0	0	139.900
402	10	02	00	Materiales y útiles de limpieza y aseo	28.000	0	0	0	0	0	28.000
402	10	03	00	Utensilios de cocina y comedor	400	0	0	0	0	0	400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	36.500	0	0	0	0	0	36.500
402	10	08	00	Materiales para equipos de computación	75.000	0	0	0	0	0	75.000
403	**00**	**00**	**00**	**Servicios no personales**	**278.500**	**0**	**0**	**0**	**0**	**0**	**278.500**
403	02	00	00	Alquileres de maquinaria y equipos	115.800	0	0	0	0	0	115.800
403	02	99	00	Alquileres de otras maquinaria y equipos	115.800	0	0	0	0	0	115.800
403	04	00	00	Servicios básicos	123.700	0	0	0	0	0	123.700
403	04	01	00	Electricidad	22.800	0	0	0	0	0	22.800
403	04	03	00	Agua	2.700	0	0	0	0	0	2.700
403	04	04	00	Teléfonos	36.400	0	0	0	0	0	36.400
403	04	05	00	Servicio de comunicaciones	57.300	0	0	0	0	0	57.300
403	04	06	00	Servicio de aseo urbano y domiciliario	4.500	0	0	0	0	0	4.500
403	09	00	00	Viáticos y pasajes	19.000	0	0	0	0	0	19.000
403	09	01	00	Viáticos y pasajes dentro del país	19.000	0	0	0	0	0	19.000
403	18	00	00	Impuestos indirectos	20.000	0	0	0	0	0	20.000
403	18	01	00	Impuesto al valor agregado	20.000	0	0	0	0	0	20.000
				Totales	**8.061.240**	**0**	**0**	**0**	**0**	**0**	**8.061.240**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 116124 020023000 PROCEDIMIENTOS ESPECIALES

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO DE LA VIGILANCIA FISCALIZACIÓN Y CONTROL DE LA ADMINISTRACIÓN PÚBLICA, SU EFICACIA EFICIENCIA Y TRANSPARENCIA, SANCIONANDO HECHOS, ACCIONES U OMISIONES QUE SEAN INDICIOS DE MANEJO INDEBIDO DE LOS RECURSOS PÚBLICOS

UNIDAD DE MEDIDA: ACTUACIÓN

META: 2.120

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116124 020023000 PROCEDIMIENTOS ESPECIALES

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO DE LA VIGILANCIA FISCALIZACIÓN Y CONTROL DE LA ADMINISTRACIÓN PÚBLICA, SU EFICACIA EFICIENCIA Y TRANSPARENCIA, SANCIONANDO HECHOS, ACCIONES U OMISIONES QUE SEAN INDICIOS DE MANEJO INDEBIDO DE LOS RECURSOS PÚBLICOS

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.120

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 020023001 PROCEDIMIENTOS ESPECIALES

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.120

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.433.640**	**0**	**0**	**0**	**0**	0	**7.433.640**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.309.498	0	0	0	0	0	4.309.498
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.428.836	0	0	0	0	0	2.428.836
401	01	99	00	Otras retribuciones	1.880.662	0	0	0	0	0	1.880.662
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	293.460	0	0	0	0	0	293.460
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	293.460	0	0	0	0	0	293.460
401	03	00	00	Primas	976.379	0	0	0	0	0	976.379
401	03	04	00	Primas por hijos a empleados	38.400	0	0	0	0	0	38.400
401	03	08	00	Primas de profesionalización a empleados	132.240	0	0	0	0	0	132.240
401	03	09	00	Primas por antigüedad a empleados	598.475	0	0	0	0	0	598.475
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	207.264	0	0	0	0	0	207.264
401	04	00	00	Complementos de sueldos y salarios	638.880	0	0	0	0	0	638.880
401	04	08	00	Bono compensatorio de alimentación a empleados	638.880	0	0	0	0	0	638.880
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	406.697	0	0	0	0	0	406.697
401	05	03	00	Bono vacacional a empleados	406.697	0	0	0	0	0	406.697
401	06	00	00	Aportes patronales y legales	369.493	0	0	0	0	0	369.493
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	252.225	0	0	0	0	0	252.225
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	62.822	0	0	0	0	0	62.822
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	54.446	0	0	0	0	0	54.446
401	07	00	00	Asistencia socio-económica	439.233	0	0	0	0	0	439.233
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	439.233	0	0	0	0	0	439.233
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**349.100**	**0**	**0**	**0**	**0**	0	**349.100**
402	01	00	00	Productos alimenticios y agropecuarios	42.000	0	0	0	0	0	42.000
402	01	01	00	Alimentos y bebidas para personas	42.000	0	0	0	0	0	42.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116124 020023000 PROCEDIMIENTOS ESPECIALES

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO DE LA VIGILANCIA FISCALIZACIÓN Y CONTROL DE LA ADMINISTRACIÓN PÚBLICA, SU EFICACIA EFICIENCIA Y TRANSPARENCIA, SANCIONANDO HECHOS, ACCIONES U OMISIONES QUE SEAN INDICIOS DE MANEJO INDEBIDO DE LOS RECURSOS PÚBLICOS

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.120

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 020023001 PROCEDIMIENTOS ESPECIALES

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.120

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	121.600	0	0	0	0	0	121.600
402	05	01	00	Pulpa de madera, papel y cartón	55.000	0	0	0	0	0	55.000
402	05	02	00	Envases y cajas de papel y cartón	15.000	0	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	34.000	0	0	0	0	0	34.000
402	05	04	00	Libros, revistas y periódicos	17.000	0	0	0	0	0	17.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	600	0	0	0	0	0	600
402	06	00	00	Productos químicos y derivados	29.000	0	0	0	0	0	29.000
402	06	03	00	Tintas, pinturas y colorantes	29.000	0	0	0	0	0	29.000
402	08	00	00	Productos metálicos	16.600	0	0	0	0	0	16.600
402	08	10	00	Repuestos y accesorios para otros equipos	16.600	0	0	0	0	0	16.600
402	10	00	00	Productos varios y útiles diversos	139.900	0	0	0	0	0	139.900
402	10	02	00	Materiales y útiles de limpieza y aseo	28.000	0	0	0	0	0	28.000
402	10	03	00	Utensilios de cocina y comedor	400	0	0	0	0	0	400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	36.500	0	0	0	0	0	36.500
402	10	08	00	Materiales para equipos de computación	75.000	0	0	0	0	0	75.000
403	**00**	**00**	**00**	**Servicios no personales**	**278.500**	**0**	**0**	**0**	**0**	0	**278.500**
403	02	00	00	Alquileres de maquinaria y equipos	115.800	0	0	0	0	0	115.800
403	02	99	00	Alquileres de otras maquinaria y equipos	115.800	0	0	0	0	0	115.800
403	04	00	00	Servicios básicos	123.700	0	0	0	0	0	123.700
403	04	01	00	Electricidad	22.800	0	0	0	0	0	22.800
403	04	03	00	Agua	2.700	0	0	0	0	0	2.700
403	04	04	00	Teléfonos	36.400	0	0	0	0	0	36.400
403	04	05	00	Servicio de comunicaciones	57.300	0	0	0	0	0	57.300
403	04	06	00	Servicio de aseo urbano y domiciliario	4.500	0	0	0	0	0	4.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116124 020023000 PROCEDIMIENTOS ESPECIALES

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO DE LA VIGILANCIA FISCALIZACIÓN Y CONTROL DE LA ADMINISTRACIÓN PÚBLICA, SU EFICACIA EFICIENCIA Y TRANSPARENCIA, SANCIONANDO HECHOS, ACCIONES U OMISIONES QUE SEAN INDICIOS DE MANEJO INDEBIDO DE LOS RECURSOS PÚBLICOS

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.120

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 020023001 PROCEDIMIENTOS ESPECIALES

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.120

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCEDIMIENTOS ESPECIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	19.000	0	0	0	0	0	19.000
403	09	01	00	Viáticos y pasajes dentro del país	19.000	0	0	0	0	0	19.000
403	18	00	00	Impuestos indirectos	20.000	0	0	0	0	0	20.000
403	18	01	00	Impuesto al valor agregado	20.000	0	0	0	0	0	20.000
				Totales	**8.061.240**	**0**	**0**	**0**	**0**	0	**8.061.240**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116116 020024000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: FORTALECER EL PAPEL DE LA CGR COMO ÓRGANO RECTOR DEL SISTEMA NACIONAL DE CONTROL FISCAL, PRESTANDO UN SERVICIO DE CALIDAD A TRAVÉS DE ASESORÍAS Y APOYO EN LOS ASPECTOS JURÍDICOS Y TÉCNICOS RELACIONADOS CON EL CONTROL FISCA

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.712

RESPONSABLE/EJECUTOR: DESPACHO DEL DIRECTOR GENERAL TÉCNICO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**16.383.255**	**0**	**0**	**0**	**0**	**0**	**16.383.255**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.087.353	0	0	0	0	0	10.087.353
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.407.959	0	0	0	0	0	6.407.959
401	01	99	00	Otras retribuciones	3.679.394	0	0	0	0	0	3.679.394
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	411.792	0	0	0	0	0	411.792
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	411.792	0	0	0	0	0	411.792
401	03	00	00	Primas	1.918.817	0	0	0	0	0	1.918.817
401	03	04	00	Primas por hijos a empleados	54.000	0	0	0	0	0	54.000
401	03	08	00	Primas de profesionalización a empleados	194.640	0	0	0	0	0	194.640
401	03	09	00	Primas por antigüedad a empleados	1.064.921	0	0	0	0	0	1.064.921
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	605.256	0	0	0	0	0	605.256
401	04	00	00	Complementos de sueldos y salarios	998.976	0	0	0	0	0	998.976
401	04	08	00	Bono compensatorio de alimentación a empleados	998.976	0	0	0	0	0	998.976
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	964.951	0	0	0	0	0	964.951
401	05	03	00	Bono vacacional a empleados	964.951	0	0	0	0	0	964.951
401	06	00	00	Aportes patronales y legales	959.218	0	0	0	0	0	959.218
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	665.442	0	0	0	0	0	665.442
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	157.380	0	0	0	0	0	157.380
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	136.396	0	0	0	0	0	136.396
401	07	00	00	Asistencia socio-económica	1.042.148	0	0	0	0	0	1.042.148
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.042.148	0	0	0	0	0	1.042.148
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**779.990**	**0**	**0**	**0**	**0**	**0**	**779.990**
402	01	00	00	Productos alimenticios y agropecuarios	112.000	0	0	0	0	0	112.000
402	01	01	00	Alimentos y bebidas para personas	112.000	0	0	0	0	0	112.000
402	05	00	00	Productos de papel, cartón e impresos	199.490	0	0	0	0	0	199.490
402	05	01	00	Pulpa de madera, papel y cartón	76.000	0	0	0	0	0	76.000
402	05	02	00	Envases y cajas de papel y cartón	16.700	0	0	0	0	0	16.700
402	05	03	00	Productos de papel y cartón para oficina	42.890	0	0	0	0	0	42.890

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116116 020024000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: FORTALECER EL PAPEL DE LA CGR COMO ÓRGANO RECTOR DEL SISTEMA NACIONAL DE CONTROL FISCAL, PRESTANDO UN SERVICIO DE CALIDAD A TRAVÉS DE ASESORÍAS Y APOYO EN LOS ASPECTOS JURÍDICOS Y TÉCNICOS RELACIONADOS CON EL CONTROL FISCA

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.712

RESPONSABLE/EJECUTOR: DESPACHO DEL DIRECTOR GENERAL TÉCNICO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	04	00	Libros, revistas y periódicos	60.000	0	0	0	0	0	60.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.900	0	0	0	0	0	3.900
402	06	00	00	Productos químicos y derivados	36.200	0	0	0	0	0	36.200
402	06	03	00	Tintas, pinturas y colorantes	36.200	0	0	0	0	0	36.200
402	08	00	00	Productos metálicos	51.700	0	0	0	0	0	51.700
402	08	10	00	Repuestos y accesorios para otros equipos	51.700	0	0	0	0	0	51.700
402	10	00	00	Productos varios y útiles diversos	377.900	0	0	0	0	0	377.900
402	10	02	00	Materiales y útiles de limpieza y aseo	45.000	0	0	0	0	0	45.000
402	10	03	00	Utensilios de cocina y comedor	400	0	0	0	0	0	400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	43.500	0	0	0	0	0	43.500
402	10	08	00	Materiales para equipos de computación	157.000	0	0	0	0	0	157.000
402	10	99	00	Otros productos y útiles diversos	132.000	0	0	0	0	0	132.000
402	99	00	00	Otros materiales y suministros	2.700	0	0	0	0	0	2.700
402	99	01	00	Otros materiales y suministros	2.700	0	0	0	0	0	2.700
403	**00**	**00**	**00**	**Servicios no personales**	**1.914.400**	**0**	**0**	**0**	**0**	**0**	**1.914.400**
403	02	00	00	Alquileres de maquinaria y equipos	95.100	0	0	0	0	0	95.100
403	02	99	00	Alquileres de otras maquinaria y equipos	95.100	0	0	0	0	0	95.100
403	04	00	00	Servicios básicos	261.200	0	0	0	0	0	261.200
403	04	01	00	Electricidad	30.300	0	0	0	0	0	30.300
403	04	03	00	Agua	4.100	0	0	0	0	0	4.100
403	04	04	00	Teléfonos	55.400	0	0	0	0	0	55.400
403	04	05	00	Servicio de comunicaciones	93.400	0	0	0	0	0	93.400
403	04	06	00	Servicio de aseo urbano y domiciliario	8.000	0	0	0	0	0	8.000
403	04	07	00	Servicio de condominio	70.000	0	0	0	0	0	70.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	386.000	0	0	0	0	0	386.000
403	07	02	00	Imprenta y reproducción	386.000	0	0	0	0	0	386.000
403	09	00	00	Viáticos y pasajes	529.400	0	0	0	0	0	529.400
403	09	01	00	Viáticos y pasajes dentro del país	19.400	0	0	0	0	0	19.400
403	09	02	00	Viáticos y pasajes fuera del país	510.000	0	0	0	0	0	510.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116116 020024000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: FORTALECER EL PAPEL DE LA CGR COMO ÓRGANO RECTOR DEL SISTEMA NACIONAL DE CONTROL FISCAL, PRESTANDO UN SERVICIO DE CALIDAD A TRAVÉS DE ASESORÍAS Y APOYO EN LOS ASPECTOS JURÍDICOS Y TÉCNICOS RELACIONADOS CON EL CONTROL FISCA

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.712

RESPONSABLE/EJECUTOR: DESPACHO DEL DIRECTOR GENERAL TÉCNICO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	132.000	0	0	0	0	0	132.000
403	10	99	00	Otros servicios profesionales y técnicos	132.000	0	0	0	0	0	132.000
403	15	00	00	Servicios fiscales	10.800	0	0	0	0	0	10.800
403	15	01	00	Derechos de importación y servicios aduaneros	2.600	0	0	0	0	0	2.600
403	15	02	00	Tasas y otros derechos obligatorios	8.200	0	0	0	0	0	8.200
403	18	00	00	Impuestos indirectos	149.900	0	0	0	0	0	149.900
403	18	01	00	Impuesto al valor agregado	118.800	0	0	0	0	0	118.800
403	18	99	00	Otros impuestos indirectos	31.100	0	0	0	0	0	31.100
403	99	00	00	Otros servicios no personales	350.000	0	0	0	0	0	350.000
403	99	01	00	Otros servicios no personales	350.000	0	0	0	0	0	350.000
404	**00**	**00**	**00**	**Activos reales**	**408.000**	**0**	**0**	**0**	**0**	**0**	**408.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	30.000	0	0	0	0	0	30.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	30.000	0	0	0	0	0	30.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	378.000	0	0	0	0	0	378.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	378.000	0	0	0	0	0	378.000
				Totales	**19.485.645**	**0**	**0**	**0**	**0**	**0**	**19.485.645**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116116 020024000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: FORTALECER EL PAPEL DE LA CGR COMO ÓRGANO RECTOR DEL SISTEMA NACIONAL DE CONTROL FISCAL, PRESTANDO UN SERVICIO DE CALIDAD A TRAVÉS DE ASESORÍAS Y APOYO EN LOS ASPECTOS JURÍDICOS Y TÉCNICOS RELACIONADOS CON EL CONTROL FISCA

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.712

RESPONSABLE/EJECUTOR: DESPACHO DEL DIRECTOR GENERAL TÉCNICO **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116116 020024000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: FORTALECER EL PAPEL DE LA CGR COMO ÓRGANO RECTOR DEL SISTEMA NACIONAL DE CONTROL FISCAL, PRESTANDO UN SERVICIO DE CALIDAD A TRAVÉS DE ASESORÍAS Y APOYO EN LOS ASPECTOS JURÍDICOS Y TÉCNICOS RELACIONADOS CON EL CONTROL FISCA

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.712

RESPONSABLE/EJECUTOR: DESPACHO DEL DIRECTOR GENERAL TÉCNICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 020024001 ASESORÍA Y APOYO EN MATERIA TÉCNICA

UNIDAD DE MEDIDA: ASESORÍA **META:** 71

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL TÉCNICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**10.680.375**	**0**	**0**	**0**	**0**	0	**10.680.375**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.643.610	0	0	0	0	0	6.643.610
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.644.787	0	0	0	0	0	4.644.787
401	01	99	00	Otras retribuciones	1.998.823	0	0	0	0	0	1.998.823
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	241.776	0	0	0	0	0	241.776
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	241.776	0	0	0	0	0	241.776
401	03	00	00	Primas	1.098.133	0	0	0	0	0	1.098.133
401	03	04	00	Primas por hijos a empleados	27.600	0	0	0	0	0	27.600
401	03	08	00	Primas de profesionalización a empleados	109.320	0	0	0	0	0	109.320
401	03	09	00	Primas por antigüedad a empleados	626.797	0	0	0	0	0	626.797
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	334.416	0	0	0	0	0	334.416
401	04	00	00	Complementos de sueldos y salarios	627.264	0	0	0	0	0	627.264
401	04	08	00	Bono compensatorio de alimentación a empleados	627.264	0	0	0	0	0	627.264
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	661.899	0	0	0	0	0	661.899
401	05	03	00	Bono vacacional a empleados	661.899	0	0	0	0	0	661.899
401	06	00	00	Aportes patronales y legales	692.842	0	0	0	0	0	692.842
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	482.343	0	0	0	0	0	482.343
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	112.767	0	0	0	0	0	112.767
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	97.732	0	0	0	0	0	97.732
401	07	00	00	Asistencia socio-económica	714.851	0	0	0	0	0	714.851
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	714.851	0	0	0	0	0	714.851
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**498.850**	**0**	**0**	**0**	**0**	0	**498.850**
402	01	00	00	Productos alimenticios y agropecuarios	56.000	0	0	0	0	0	56.000
402	01	01	00	Alimentos y bebidas para personas	56.000	0	0	0	0	0	56.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116116 020024000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: FORTALECER EL PAPEL DE LA CGR COMO ÓRGANO RECTOR DEL SISTEMA NACIONAL DE CONTROL FISCAL, PRESTANDO UN SERVICIO DE CALIDAD A TRAVÉS DE ASESORÍAS Y APOYO EN LOS ASPECTOS JURÍDICOS Y TÉCNICOS RELACIONADOS CON EL CONTROL FISCA

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.712

RESPONSABLE/EJECUTOR: DESPACHO DEL DIRECTOR GENERAL TÉCNICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 020024001 ASESORÍA Y APOYO EN MATERIA TÉCNICA

UNIDAD DE MEDIDA: ASESORÍA **META:** 71

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL TÉCNICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	94.850	0	0	0	0	0	94.850
402	05	01	00	Pulpa de madera, papel y cartón	37.000	0	0	0	0	0	37.000
402	05	02	00	Envases y cajas de papel y cartón	9.300	0	0	0	0	0	9.300
402	05	03	00	Productos de papel y cartón para oficina	27.890	0	0	0	0	0	27.890
402	05	04	00	Libros, revistas y periódicos	17.000	0	0	0	0	0	17.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.660	0	0	0	0	0	3.660
402	06	00	00	Productos químicos y derivados	21.000	0	0	0	0	0	21.000
402	06	03	00	Tintas, pinturas y colorantes	21.000	0	0	0	0	0	21.000
402	08	00	00	Productos metálicos	40.800	0	0	0	0	0	40.800
402	08	10	00	Repuestos y accesorios para otros equipos	40.800	0	0	0	0	0	40.800
402	10	00	00	Productos varios y útiles diversos	283.500	0	0	0	0	0	283.500
402	10	02	00	Materiales y útiles de limpieza y aseo	30.000	0	0	0	0	0	30.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	24.500	0	0	0	0	0	24.500
402	10	08	00	Materiales para equipos de computación	97.000	0	0	0	0	0	97.000
402	10	99	00	Otros productos y útiles diversos	132.000	0	0	0	0	0	132.000
402	99	00	00	Otros materiales y suministros	2.700	0	0	0	0	0	2.700
402	99	01	00	Otros materiales y suministros	2.700	0	0	0	0	0	2.700
403	**00**	**00**	**00**	**Servicios no personales**	**1.722.200**	**0**	**0**	**0**	**0**	0	**1.722.200**
403	02	00	00	Alquileres de maquinaria y equipos	85.500	0	0	0	0	0	85.500
403	02	99	00	Alquileres de otras maquinaria y equipos	85.500	0	0	0	0	0	85.500
403	04	00	00	Servicios básicos	198.000	0	0	0	0	0	198.000
403	04	01	00	Electricidad	18.600	0	0	0	0	0	18.600
403	04	03	00	Agua	2.600	0	0	0	0	0	2.600
403	04	04	00	Teléfonos	36.900	0	0	0	0	0	36.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116116 020024000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: FORTALECER EL PAPEL DE LA CGR COMO ÓRGANO RECTOR DEL SISTEMA NACIONAL DE CONTROL FISCAL, PRESTANDO UN SERVICIO DE CALIDAD A TRAVÉS DE ASESORÍAS Y APOYO EN LOS ASPECTOS JURÍDICOS Y TÉCNICOS RELACIONADOS CON EL CONTROL FISCA

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.712

RESPONSABLE/EJECUTOR: DESPACHO DEL DIRECTOR GENERAL TÉCNICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 020024001 ASESORÍA Y APOYO EN MATERIA TÉCNICA

UNIDAD DE MEDIDA: *ASESORÍA* **META:** 71

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL TÉCNICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	05	00	Servicio de comunicaciones	64.300	0	0	0	0	0	64.300
403	04	06	00	Servicio de aseo urbano y domiciliario	5.600	0	0	0	0	0	5.600
403	04	07	00	Servicio de condominio	70.000	0	0	0	0	0	70.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	336.000	0	0	0	0	0	336.000
403	07	02	00	Imprenta y reproducción	336.000	0	0	0	0	0	336.000
403	09	00	00	Viáticos y pasajes	517.800	0	0	0	0	0	517.800
403	09	01	00	Viáticos y pasajes dentro del país	7.800	0	0	0	0	0	7.800
403	09	02	00	Viáticos y pasajes fuera del país	510.000	0	0	0	0	0	510.000
403	10	00	00	Servicios profesionales y técnicos	132.000	0	0	0	0	0	132.000
403	10	99	00	Otros servicios profesionales y técnicos	132.000	0	0	0	0	0	132.000
403	15	00	00	Servicios fiscales	10.800	0	0	0	0	0	10.800
403	15	01	00	Derechos de importación y servicios aduaneros	2.600	0	0	0	0	0	2.600
403	15	02	00	Tasas y otros derechos obligatorios	8.200	0	0	0	0	0	8.200
403	18	00	00	Impuestos indirectos	92.100	0	0	0	0	0	92.100
403	18	01	00	Impuesto al valor agregado	61.000	0	0	0	0	0	61.000
403	18	99	00	Otros impuestos indirectos	31.100	0	0	0	0	0	31.100
403	99	00	00	Otros servicios no personales	350.000	0	0	0	0	0	350.000
403	99	01	00	Otros servicios no personales	350.000	0	0	0	0	0	350.000
404	**00**	**00**	**00**	**Activos reales**	**403.000**	**0**	**0**	**0**	**0**	0	**403.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	25.000	0	0	0	0	0	25.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	25.000	0	0	0	0	0	25.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	378.000	0	0	0	0	0	378.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	378.000	0	0	0	0	0	378.000
				Totales	**13.304.425**	**0**	**0**	**0**	**0**	0	**13.304.425**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116116 020024000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: FORTALECER EL PAPEL DE LA CGR COMO ÓRGANO RECTOR DEL SISTEMA NACIONAL DE CONTROL FISCAL, PRESTANDO UN SERVICIO DE CALIDAD A TRAVÉS DE ASESORÍAS Y APOYO EN LOS ASPECTOS JURÍDICOS Y TÉCNICOS RELACIONADOS CON EL CONTROL FISCA

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.712

RESPONSABLE/EJECUTOR: DESPACHO DEL DIRECTOR GENERAL TÉCNICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 020024002 ASESORÍA Y APOYO EN MATERIA JURÍDICA

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.641

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LOS SERVICIOS JURÍDICOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.702.880**	**0**	**0**	**0**	**0**	0	**5.702.880**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.443.743	0	0	0	0	0	3.443.743
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.763.172	0	0	0	0	0	1.763.172
401	01	99	00	Otras retribuciones	1.680.571	0	0	0	0	0	1.680.571
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	170.016	0	0	0	0	0	170.016
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	170.016	0	0	0	0	0	170.016
401	03	00	00	Primas	820.684	0	0	0	0	0	820.684
401	03	04	00	Primas por hijos a empleados	26.400	0	0	0	0	0	26.400
401	03	08	00	Primas de profesionalización a empleados	85.320	0	0	0	0	0	85.320
401	03	09	00	Primas por antigüedad a empleados	438.124	0	0	0	0	0	438.124
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	270.840	0	0	0	0	0	270.840
401	04	00	00	Complementos de sueldos y salarios	371.712	0	0	0	0	0	371.712
401	04	08	00	Bono compensatorio de alimentación a empleados	371.712	0	0	0	0	0	371.712
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	303.052	0	0	0	0	0	303.052
401	05	03	00	Bono vacacional a empleados	303.052	0	0	0	0	0	303.052
401	06	00	00	Aportes patronales y legales	266.376	0	0	0	0	0	266.376
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	183.099	0	0	0	0	0	183.099
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	44.613	0	0	0	0	0	44.613
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	38.664	0	0	0	0	0	38.664
401	07	00	00	Asistencia socio-económica	327.297	0	0	0	0	0	327.297
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	327.297	0	0	0	0	0	327.297
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**281.140**	**0**	**0**	**0**	**0**	0	**281.140**
402	01	00	00	Productos alimenticios y agropecuarios	56.000	0	0	0	0	0	56.000
402	01	01	00	Alimentos y bebidas para personas	56.000	0	0	0	0	0	56.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116116 020024000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: FORTALECER EL PAPEL DE LA CGR COMO ÓRGANO RECTOR DEL SISTEMA NACIONAL DE CONTROL FISCAL, PRESTANDO UN SERVICIO DE CALIDAD A TRAVÉS DE ASESORÍAS Y APOYO EN LOS ASPECTOS JURÍDICOS Y TÉCNICOS RELACIONADOS CON EL CONTROL FISCA

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.712

RESPONSABLE/EJECUTOR: DESPACHO DEL DIRECTOR GENERAL TÉCNICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 020024002 ASESORÍA Y APOYO EN MATERIA JURÍDICA

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.641

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LOS SERVICIOS JURÍDICOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	104.640	0	0	0	0	0	104.640
402	05	01	00	Pulpa de madera, papel y cartón	39.000	0	0	0	0	0	39.000
402	05	02	00	Envases y cajas de papel y cartón	7.400	0	0	0	0	0	7.400
402	05	03	00	Productos de papel y cartón para oficina	15.000	0	0	0	0	0	15.000
402	05	04	00	Libros, revistas y periódicos	43.000	0	0	0	0	0	43.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	240	0	0	0	0	0	240
402	06	00	00	Productos químicos y derivados	15.200	0	0	0	0	0	15.200
402	06	03	00	Tintas, pinturas y colorantes	15.200	0	0	0	0	0	15.200
402	08	00	00	Productos metálicos	10.900	0	0	0	0	0	10.900
402	08	10	00	Repuestos y accesorios para otros equipos	10.900	0	0	0	0	0	10.900
402	10	00	00	Productos varios y útiles diversos	94.400	0	0	0	0	0	94.400
402	10	02	00	Materiales y útiles de limpieza y aseo	15.000	0	0	0	0	0	15.000
402	10	03	00	Utensilios de cocina y comedor	400	0	0	0	0	0	400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	19.000	0	0	0	0	0	19.000
402	10	08	00	Materiales para equipos de computación	60.000	0	0	0	0	0	60.000
403	**00**	**00**	**00**	**Servicios no personales**	**192.200**	**0**	**0**	**0**	**0**	0	**192.200**
403	02	00	00	Alquileres de maquinaria y equipos	9.600	0	0	0	0	0	9.600
403	02	99	00	Alquileres de otras maquinaria y equipos	9.600	0	0	0	0	0	9.600
403	04	00	00	Servicios básicos	63.200	0	0	0	0	0	63.200
403	04	01	00	Electricidad	11.700	0	0	0	0	0	11.700
403	04	03	00	Agua	1.500	0	0	0	0	0	1.500
403	04	04	00	Teléfonos	18.500	0	0	0	0	0	18.500
403	04	05	00	Servicio de comunicaciones	29.100	0	0	0	0	0	29.100
403	04	06	00	Servicio de aseo urbano y domiciliario	2.400	0	0	0	0	0	2.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116116 020024000 ASESORÍA Y APOYO

OBJETIVO DEL PROYECTO: FORTALECER EL PAPEL DE LA CGR COMO ÓRGANO RECTOR DEL SISTEMA NACIONAL DE CONTROL FISCAL, PRESTANDO UN SERVICIO DE CALIDAD A TRAVÉS DE ASESORÍAS Y APOYO EN LOS ASPECTOS JURÍDICOS Y TÉCNICOS RELACIONADOS CON EL CONTROL FISCA

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.712

RESPONSABLE/EJECUTOR: DESPACHO DEL DIRECTOR GENERAL TÉCNICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 020024002 ASESORÍA Y APOYO EN MATERIA JURÍDICA

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.641

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LOS SERVICIOS JURÍDICOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	11.600	0	0	0	0	0	11.600
403	09	01	00	Viáticos y pasajes dentro del país	11.600	0	0	0	0	0	11.600
403	18	00	00	Impuestos indirectos	57.800	0	0	0	0	0	57.800
403	18	01	00	Impuesto al valor agregado	57.800	0	0	0	0	0	57.800
404	**00**	**00**	**00**	**Activos reales**	**5.000**	**0**	**0**	**0**	**0**	0	**5.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.000	0	0	0	0	0	5.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	5.000	0	0	0	0	0	5.000
				Totales	**6.181.220**	**0**	**0**	**0**	**0**	0	**6.181.220**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116110 020025000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO DE LA VIGILANCIA, FISCALIZACIÓN Y CONTROL DE LA ADMINISTRACIÓN PÚBLICA, SU EFICACIA, EFICIENCIA Y TRANSPARENCIA, DETECTANDO HECHOS, ACCIONES U OMISIONES QUE SEAN INDICIOS DE MANEJO INDEBIDO DE RECURSOS PUBLICOS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 477

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**38.794.667**	**0**	**0**	**0**	**0**	**0**	**38.794.667**
401	01	00	00	Sueldos, salarios y otras retribuciones	22.135.503	0	0	0	0	0	22.135.503
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	12.253.656	0	0	0	0	0	12.253.656
401	01	99	00	Otras retribuciones	9.881.847	0	0	0	0	0	9.881.847
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.075.448	0	0	0	0	0	2.075.448
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.075.448	0	0	0	0	0	2.075.448
401	03	00	00	Primas	5.185.045	0	0	0	0	0	5.185.045
401	03	04	00	Primas por hijos a empleados	242.400	0	0	0	0	0	242.400
401	03	08	00	Primas de profesionalización a empleados	737.040	0	0	0	0	0	737.040
401	03	09	00	Primas por antigüedad a empleados	3.393.085	0	0	0	0	0	3.393.085
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	812.520	0	0	0	0	0	812.520
401	04	00	00	Complementos de sueldos y salarios	3.055.008	0	0	0	0	0	3.055.008
401	04	08	00	Bono compensatorio de alimentación a empleados	3.055.008	0	0	0	0	0	3.055.008
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.141.305	0	0	0	0	0	2.141.305
401	05	03	00	Bono vacacional a empleados	2.141.305	0	0	0	0	0	2.141.305
401	06	00	00	Aportes patronales y legales	1.889.747	0	0	0	0	0	1.889.747
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.272.493	0	0	0	0	0	1.272.493
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	330.672	0	0	0	0	0	330.672
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	286.582	0	0	0	0	0	286.582
401	07	00	00	Asistencia socio-económica	2.312.611	0	0	0	0	0	2.312.611
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.312.611	0	0	0	0	0	2.312.611
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.448.400**	**0**	**0**	**0**	**0**	**0**	**1.448.400**
402	01	00	00	Productos alimenticios y agropecuarios	154.000	0	0	0	0	0	154.000
402	01	01	00	Alimentos y bebidas para personas	154.000	0	0	0	0	0	154.000
402	05	00	00	Productos de papel, cartón e impresos	682.200	0	0	0	0	0	682.200
402	05	01	00	Pulpa de madera, papel y cartón	311.000	0	0	0	0	0	311.000
402	05	02	00	Envases y cajas de papel y cartón	68.900	0	0	0	0	0	68.900
402	05	03	00	Productos de papel y cartón para oficina	194.000	0	0	0	0	0	194.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116110 020025000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO DE LA VIGILANCIA, FISCALIZACIÓN Y CONTROL DE LA ADMINISTRACIÓN PÚBLICA, SU EFICACIA, EFICIENCIA Y TRANSPARENCIA, DETECTANDO HECHOS, ACCIONES U OMISIONES QUE SEAN INDICIOS DE MANEJO INDEBIDO DE RECURSOS PUBLICOS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 477

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	04	00	Libros, revistas y periódicos	59.000	0	0	0	0	0	59.000
402	05	06	00	Productos de papel y cartón para computación	41.600	0	0	0	0	0	41.600
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.700	0	0	0	0	0	7.700
402	06	00	00	Productos químicos y derivados	60.000	0	0	0	0	0	60.000
402	06	03	00	Tintas, pinturas y colorantes	60.000	0	0	0	0	0	60.000
402	08	00	00	Productos metálicos	67.900	0	0	0	0	0	67.900
402	08	01	00	Productos primarios de hierro y acero	20.200	0	0	0	0	0	20.200
402	08	10	00	Repuestos y accesorios para otros equipos	47.700	0	0	0	0	0	47.700
402	10	00	00	Productos varios y útiles diversos	484.300	0	0	0	0	0	484.300
402	10	02	00	Materiales y útiles de limpieza y aseo	86.000	0	0	0	0	0	86.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	120.300	0	0	0	0	0	120.300
402	10	08	00	Materiales para equipos de computación	278.000	0	0	0	0	0	278.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.899.600**	**0**	**0**	**0**	**0**	**0**	**2.899.600**
403	02	00	00	Alquileres de maquinaria y equipos	168.800	0	0	0	0	0	168.800
403	02	99	00	Alquileres de otras maquinaria y equipos	168.800	0	0	0	0	0	168.800
403	04	00	00	Servicios básicos	421.200	0	0	0	0	0	421.200
403	04	01	00	Electricidad	77.300	0	0	0	0	0	77.300
403	04	03	00	Agua	9.200	0	0	0	0	0	9.200
403	04	04	00	Teléfonos	124.200	0	0	0	0	0	124.200
403	04	05	00	Servicio de comunicaciones	195.200	0	0	0	0	0	195.200
403	04	06	00	Servicio de aseo urbano y domiciliario	15.300	0	0	0	0	0	15.300
403	09	00	00	Viáticos y pasajes	2.220.700	0	0	0	0	0	2.220.700
403	09	01	00	Viáticos y pasajes dentro del país	2.220.700	0	0	0	0	0	2.220.700
403	18	00	00	Impuestos indirectos	88.900	0	0	0	0	0	88.900
403	18	01	00	Impuesto al valor agregado	88.900	0	0	0	0	0	88.900
				Totales	**43.142.667**	**0**	**0**	**0**	**0**	**0**	**43.142.667**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116110 020025000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO DE LA VIGILANCIA, FISCALIZACIÓN Y CONTROL DE LA ADMINISTRACIÓN PÚBLICA, SU EFICACIA, EFICIENCIA Y TRANSPARENCIA, DETECTANDO HECHOS, ACCIONES U OMISIONES QUE SEAN INDICIOS DE MANEJO INDEBIDO DE RECURSOS PUBLICOS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 477

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116110 020025000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO DE LA VIGILANCIA, FISCALIZACIÓN Y CONTROL DE LA ADMINISTRACIÓN PÚBLICA, SU EFICACIA, EFICIENCIA Y TRANSPARENCIA, DETECTANDO HECHOS, ACCIONES U OMISIONES QUE SEAN INDICIOS DE MANEJO INDEBIDO DE RECURSOS PUBLICOS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 477

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 020025001 CONTROL Y FISCALIZACIÓN DE LOS PODERES PÚBLICOS NACIONALES

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 74

RESPONSABLE/EJECUTOR: DGC DE LOS PODERES PÚBLICOS NACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.653.172**	**0**	**0**	**0**	**0**	0	**13.653.172**
401	01	00	00	Sueldos, salarios y otras retribuciones	7.802.595	0	0	0	0	0	7.802.595
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.329.432	0	0	0	0	0	4.329.432
401	01	99	00	Otras retribuciones	3.473.163	0	0	0	0	0	3.473.163
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	688.668	0	0	0	0	0	688.668
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	688.668	0	0	0	0	0	688.668
401	03	00	00	Primas	1.839.375	0	0	0	0	0	1.839.375
401	03	04	00	Primas por hijos a empleados	86.400	0	0	0	0	0	86.400
401	03	08	00	Primas de profesionalización a empleados	253.080	0	0	0	0	0	253.080
401	03	09	00	Primas por antigüedad a empleados	1.229.055	0	0	0	0	0	1.229.055
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	270.840	0	0	0	0	0	270.840
401	04	00	00	Complementos de sueldos y salarios	1.091.904	0	0	0	0	0	1.091.904
401	04	08	00	Bono compensatorio de alimentación a empleados	1.091.904	0	0	0	0	0	1.091.904
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	752.342	0	0	0	0	0	752.342
401	05	03	00	Bono vacacional a empleados	752.342	0	0	0	0	0	752.342
401	06	00	00	Aportes patronales y legales	665.758	0	0	0	0	0	665.758
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	449.594	0	0	0	0	0	449.594
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	115.802	0	0	0	0	0	115.802
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	100.362	0	0	0	0	0	100.362
401	07	00	00	Asistencia socio-económica	812.530	0	0	0	0	0	812.530
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	812.530	0	0	0	0	0	812.530
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**554.600**	**0**	**0**	**0**	**0**	0	**554.600**
402	01	00	00	Productos alimenticios y agropecuarios	56.000	0	0	0	0	0	56.000
402	01	01	00	Alimentos y bebidas para personas	56.000	0	0	0	0	0	56.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116110 020025000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO DE LA VIGILANCIA, FISCALIZACIÓN Y CONTROL DE LA ADMINISTRACIÓN PÚBLICA, SU EFICACIA, EFICIENCIA Y TRANSPARENCIA, DETECTANDO HECHOS, ACCIONES U OMISIONES QUE SEAN INDICIOS DE MANEJO INDEBIDO DE RECURSOS PUBLICOS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 477

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 020025001 CONTROL Y FISCALIZACIÓN DE LOS PODERES PÚBLICOS NACIONALES

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 74

RESPONSABLE/EJECUTOR: DGC DE LOS PODERES PÚBLICOS NACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	302.800	0	0	0	0	0	302.800
402	05	01	00	Pulpa de madera, papel y cartón	114.000	0	0	0	0	0	114.000
402	05	02	00	Envases y cajas de papel y cartón	30.000	0	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	80.000	0	0	0	0	0	80.000
402	05	04	00	Libros, revistas y periódicos	31.000	0	0	0	0	0	31.000
402	05	06	00	Productos de papel y cartón para computación	41.600	0	0	0	0	0	41.600
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	6.200	0	0	0	0	0	6.200
402	06	00	00	Productos químicos y derivados	18.000	0	0	0	0	0	18.000
402	06	03	00	Tintas, pinturas y colorantes	18.000	0	0	0	0	0	18.000
402	08	00	00	Productos metálicos	23.800	0	0	0	0	0	23.800
402	08	01	00	Productos primarios de hierro y acero	12.100	0	0	0	0	0	12.100
402	08	10	00	Repuestos y accesorios para otros equipos	11.700	0	0	0	0	0	11.700
402	10	00	00	Productos varios y útiles diversos	154.000	0	0	0	0	0	154.000
402	10	02	00	Materiales y útiles de limpieza y aseo	29.000	0	0	0	0	0	29.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	40.000	0	0	0	0	0	40.000
402	10	08	00	Materiales para equipos de computación	85.000	0	0	0	0	0	85.000
403	**00**	**00**	**00**	**Servicios no personales**	**313.300**	**0**	**0**	**0**	**0**	0	**313.300**
403	02	00	00	Alquileres de maquinaria y equipos	54.600	0	0	0	0	0	54.600
403	02	99	00	Alquileres de otras maquinaria y equipos	54.600	0	0	0	0	0	54.600
403	04	00	00	Servicios básicos	149.200	0	0	0	0	0	149.200
403	04	01	00	Electricidad	27.400	0	0	0	0	0	27.400
403	04	03	00	Agua	3.300	0	0	0	0	0	3.300
403	04	04	00	Teléfonos	44.000	0	0	0	0	0	44.000
403	04	05	00	Servicio de comunicaciones	69.100	0	0	0	0	0	69.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116110 020025000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO DE LA VIGILANCIA, FISCALIZACIÓN Y CONTROL DE LA ADMINISTRACIÓN PÚBLICA, SU EFICACIA, EFICIENCIA Y TRANSPARENCIA, DETECTANDO HECHOS, ACCIONES U OMISIONES QUE SEAN INDICIOS DE MANEJO INDEBIDO DE RECURSOS PUBLICOS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 477

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 020025001 CONTROL Y FISCALIZACIÓN DE LOS PODERES PÚBLICOS NACIONALES

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 74

RESPONSABLE/EJECUTOR: DGC DE LOS PODERES PÚBLICOS NACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	06	00	Servicio de aseo urbano y domiciliario	5.400	0	0	0	0	0	5.400
403	09	00	00	Viáticos y pasajes	67.800	0	0	0	0	0	67.800
403	09	01	00	Viáticos y pasajes dentro del país	67.800	0	0	0	0	0	67.800
403	18	00	00	Impuestos indirectos	41.700	0	0	0	0	0	41.700
403	18	01	00	Impuesto al valor agregado	41.700	0	0	0	0	0	41.700
				Totales	**14.521.072**	**0**	**0**	**0**	**0**	0	**14.521.072**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116110 020025000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO DE LA VIGILANCIA, FISCALIZACIÓN Y CONTROL DE LA ADMINISTRACIÓN PÚBLICA, SU EFICACIA, EFICIENCIA Y TRANSPARENCIA, DETECTANDO HECHOS, ACCIONES U OMISIONES QUE SEAN INDICIOS DE MANEJO INDEBIDO DE RECURSOS PUBLICOS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 477

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 020025002 CONTROL Y FISALIZACIÓN DE LA ADMINISTRACIÓN NACIONAL DESCENTRALIZADA

UNIDAD DE MEDIDA: *ACTUACIÓN* **META:** 129

RESPONSABLE/EJECUTOR: DGC DE LA ADMINISTRACIÓN NACIONAL DESCENTRALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.792.370**	**0**	**0**	**0**	**0**	0	**13.792.370**
401	01	00	00	Sueldos, salarios y otras retribuciones	7.807.844	0	0	0	0	0	7.807.844
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.285.896	0	0	0	0	0	4.285.896
401	01	99	00	Otras retribuciones	3.521.948	0	0	0	0	0	3.521.948
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	785.808	0	0	0	0	0	785.808
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	785.808	0	0	0	0	0	785.808
401	03	00	00	Primas	1.889.765	0	0	0	0	0	1.889.765
401	03	04	00	Primas por hijos a empleados	88.800	0	0	0	0	0	88.800
401	03	08	00	Primas de profesionalización a empleados	269.640	0	0	0	0	0	269.640
401	03	09	00	Primas por antigüedad a empleados	1.196.909	0	0	0	0	0	1.196.909
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	334.416	0	0	0	0	0	334.416
401	04	00	00	Complementos de sueldos y salarios	1.057.056	0	0	0	0	0	1.057.056
401	04	08	00	Bono compensatorio de alimentación a empleados	1.057.056	0	0	0	0	0	1.057.056
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	763.630	0	0	0	0	0	763.630
401	05	03	00	Bono vacacional a empleados	763.630	0	0	0	0	0	763.630
401	06	00	00	Aportes patronales y legales	663.547	0	0	0	0	0	663.547
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	445.073	0	0	0	0	0	445.073
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	117.040	0	0	0	0	0	117.040
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	101.434	0	0	0	0	0	101.434
401	07	00	00	Asistencia socio-económica	824.720	0	0	0	0	0	824.720
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	824.720	0	0	0	0	0	824.720
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**480.700**	**0**	**0**	**0**	**0**	0	**480.700**
402	01	00	00	Productos alimenticios y agropecuarios	56.000	0	0	0	0	0	56.000
402	01	01	00	Alimentos y bebidas para personas	56.000	0	0	0	0	0	56.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116110 020025000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO DE LA VIGILANCIA, FISCALIZACIÓN Y CONTROL DE LA ADMINISTRACIÓN PÚBLICA, SU EFICACIA, EFICIENCIA Y TRANSPARENCIA, DETECTANDO HECHOS, ACCIONES U OMISIONES QUE SEAN INDICIOS DE MANEJO INDEBIDO DE RECURSOS PUBLICOS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 477

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 020025002 CONTROL Y FISALIZACIÓN DE LA ADMINISTRACIÓN NACIONAL DESCENTRALIZADA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 129

RESPONSABLE/EJECUTOR: DGC DE LA ADMINISTRACIÓN NACIONAL DESCENTRALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	196.100	0	0	0	0	0	196.100
402	05	01	00	Pulpa de madera, papel y cartón	105.000	0	0	0	0	0	105.000
402	05	02	00	Envases y cajas de papel y cartón	20.300	0	0	0	0	0	20.300
402	05	03	00	Productos de papel y cartón para oficina	66.000	0	0	0	0	0	66.000
402	05	04	00	Libros, revistas y periódicos	4.000	0	0	0	0	0	4.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	800	0	0	0	0	0	800
402	06	00	00	Productos químicos y derivados	31.000	0	0	0	0	0	31.000
402	06	03	00	Tintas, pinturas y colorantes	31.000	0	0	0	0	0	31.000
402	08	00	00	Productos metálicos	27.600	0	0	0	0	0	27.600
402	08	01	00	Productos primarios de hierro y acero	8.100	0	0	0	0	0	8.100
402	08	10	00	Repuestos y accesorios para otros equipos	19.500	0	0	0	0	0	19.500
402	10	00	00	Productos varios y útiles diversos	170.000	0	0	0	0	0	170.000
402	10	02	00	Materiales y útiles de limpieza y aseo	30.000	0	0	0	0	0	30.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	32.000	0	0	0	0	0	32.000
402	10	08	00	Materiales para equipos de computación	108.000	0	0	0	0	0	108.000
403	**00**	**00**	**00**	**Servicios no personales**	**469.100**	**0**	**0**	**0**	**0**	0	**469.100**
403	02	00	00	Alquileres de maquinaria y equipos	42.000	0	0	0	0	0	42.000
403	02	99	00	Alquileres de otras maquinaria y equipos	42.000	0	0	0	0	0	42.000
403	04	00	00	Servicios básicos	147.800	0	0	0	0	0	147.800
403	04	01	00	Electricidad	27.100	0	0	0	0	0	27.100
403	04	03	00	Agua	3.200	0	0	0	0	0	3.200
403	04	04	00	Teléfonos	43.600	0	0	0	0	0	43.600
403	04	05	00	Servicio de comunicaciones	68.500	0	0	0	0	0	68.500
403	04	06	00	Servicio de aseo urbano y domiciliario	5.400	0	0	0	0	0	5.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116110 020025000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO DE LA VIGILANCIA, FISCALIZACIÓN Y CONTROL DE LA ADMINISTRACIÓN PÚBLICA, SU EFICACIA, EFICIENCIA Y TRANSPARENCIA, DETECTANDO HECHOS, ACCIONES U OMISIONES QUE SEAN INDICIOS DE MANEJO INDEBIDO DE RECURSOS PUBLICOS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 477

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 020025002 CONTROL Y FISALIZACIÓN DE LA ADMINISTRACIÓN NACIONAL DESCENTRALIZADA

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 129

RESPONSABLE/EJECUTOR: DGC DE LA ADMINISTRACIÓN NACIONAL DESCENTRALIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	257.200	0	0	0	0	0	257.200
403	09	01	00	Viáticos y pasajes dentro del país	257.200	0	0	0	0	0	257.200
403	18	00	00	Impuestos indirectos	22.100	0	0	0	0	0	22.100
403	18	01	00	Impuesto al valor agregado	22.100	0	0	0	0	0	22.100
				Totales	**14.742.170**	**0**	**0**	**0**	**0**	0	**14.742.170**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116110 020025000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO DE LA VIGILANCIA, FISCALIZACIÓN Y CONTROL DE LA ADMINISTRACIÓN PÚBLICA, SU EFICACIA, EFICIENCIA Y TRANSPARENCIA, DETECTANDO HECHOS, ACCIONES U OMISIONES QUE SEAN INDICIOS DE MANEJO INDEBIDO DE RECURSOS PUBLICOS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 477

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 020025003 CONTROL Y FISCALIZACIÓN DE ESTADOS Y MUNICIPIOS

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 274

RESPONSABLE/EJECUTOR: DGC DE ESTADOS Y MUNICIPIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**11.349.125**	**0**	**0**	**0**	**0**	0	**11.349.125**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.525.064	0	0	0	0	0	6.525.064
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.638.328	0	0	0	0	0	3.638.328
401	01	99	00	Otras retribuciones	2.886.736	0	0	0	0	0	2.886.736
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	600.972	0	0	0	0	0	600.972
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	600.972	0	0	0	0	0	600.972
401	03	00	00	Primas	1.455.905	0	0	0	0	0	1.455.905
401	03	04	00	Primas por hijos a empleados	67.200	0	0	0	0	0	67.200
401	03	08	00	Primas de profesionalización a empleados	214.320	0	0	0	0	0	214.320
401	03	09	00	Primas por antigüedad a empleados	967.121	0	0	0	0	0	967.121
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	207.264	0	0	0	0	0	207.264
401	04	00	00	Complementos de sueldos y salarios	906.048	0	0	0	0	0	906.048
401	04	08	00	Bono compensatorio de alimentación a empleados	906.048	0	0	0	0	0	906.048
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	625.333	0	0	0	0	0	625.333
401	05	03	00	Bono vacacional a empleados	625.333	0	0	0	0	0	625.333
401	06	00	00	Aportes patronales y legales	560.442	0	0	0	0	0	560.442
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	377.826	0	0	0	0	0	377.826
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	97.830	0	0	0	0	0	97.830
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	84.786	0	0	0	0	0	84.786
401	07	00	00	Asistencia socio-económica	675.361	0	0	0	0	0	675.361
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	675.361	0	0	0	0	0	675.361
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**413.100**	**0**	**0**	**0**	**0**	0	**413.100**
402	01	00	00	Productos alimenticios y agropecuarios	42.000	0	0	0	0	0	42.000
402	01	01	00	Alimentos y bebidas para personas	42.000	0	0	0	0	0	42.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116110 020025000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO DE LA VIGILANCIA, FISCALIZACIÓN Y CONTROL DE LA ADMINISTRACIÓN PÚBLICA, SU EFICACIA, EFICIENCIA Y TRANSPARENCIA, DETECTANDO HECHOS, ACCIONES U OMISIONES QUE SEAN INDICIOS DE MANEJO INDEBIDO DE RECURSOS PUBLICOS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 477

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 020025003 CONTROL Y FISCALIZACIÓN DE ESTADOS Y MUNICIPIOS

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 274

RESPONSABLE/EJECUTOR: DGC DE ESTADOS Y MUNICIPIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	183.300	0	0	0	0	0	183.300
402	05	01	00	Pulpa de madera, papel y cartón	92.000	0	0	0	0	0	92.000
402	05	02	00	Envases y cajas de papel y cartón	18.600	0	0	0	0	0	18.600
402	05	03	00	Productos de papel y cartón para oficina	48.000	0	0	0	0	0	48.000
402	05	04	00	Libros, revistas y periódicos	24.000	0	0	0	0	0	24.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	700	0	0	0	0	0	700
402	06	00	00	Productos químicos y derivados	11.000	0	0	0	0	0	11.000
402	06	03	00	Tintas, pinturas y colorantes	11.000	0	0	0	0	0	11.000
402	08	00	00	Productos metálicos	16.500	0	0	0	0	0	16.500
402	08	10	00	Repuestos y accesorios para otros equipos	16.500	0	0	0	0	0	16.500
402	10	00	00	Productos varios y útiles diversos	160.300	0	0	0	0	0	160.300
402	10	02	00	Materiales y útiles de limpieza y aseo	27.000	0	0	0	0	0	27.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	48.300	0	0	0	0	0	48.300
402	10	08	00	Materiales para equipos de computación	85.000	0	0	0	0	0	85.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.117.200**	**0**	**0**	**0**	**0**	0	**2.117.200**
403	02	00	00	Alquileres de maquinaria y equipos	72.200	0	0	0	0	0	72.200
403	02	99	00	Alquileres de otras maquinaria y equipos	72.200	0	0	0	0	0	72.200
403	04	00	00	Servicios básicos	124.200	0	0	0	0	0	124.200
403	04	01	00	Electricidad	22.800	0	0	0	0	0	22.800
403	04	03	00	Agua	2.700	0	0	0	0	0	2.700
403	04	04	00	Teléfonos	36.600	0	0	0	0	0	36.600
403	04	05	00	Servicio de comunicaciones	57.600	0	0	0	0	0	57.600
403	04	06	00	Servicio de aseo urbano y domiciliario	4.500	0	0	0	0	0	4.500
403	09	00	00	Viáticos y pasajes	1.895.700	0	0	0	0	0	1.895.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 116110 020025000 CONTROL FISCAL

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO DE LA VIGILANCIA, FISCALIZACIÓN Y CONTROL DE LA ADMINISTRACIÓN PÚBLICA, SU EFICACIA, EFICIENCIA Y TRANSPARENCIA, DETECTANDO HECHOS, ACCIONES U OMISIONES QUE SEAN INDICIOS DE MANEJO INDEBIDO DE RECURSOS PUBLICOS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 477

RESPONSABLE/EJECUTOR: DESPACHO DEL SUBCONTRALOR **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 020025003 CONTROL Y FISCALIZACIÓN DE ESTADOS Y MUNICIPIOS

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 274

RESPONSABLE/EJECUTOR: DGC DE ESTADOS Y MUNICIPIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	1.895.700	0	0	0	0	0	1.895.700
403	18	00	00	Impuestos indirectos	25.100	0	0	0	0	0	25.100
403	18	01	00	Impuesto al valor agregado	25.100	0	0	0	0	0	25.100
				Totales	**13.879.425**	**0**	**0**	**0**	**0**	0	**13.879.425**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 029999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 70.990.027

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**70.990.027**	**0**	**0**	**0**	**0**	**0**	**70.990.027**
407	01	00	00	Transferencias y donaciones corrientes internas	70.990.027	0	0	0	0	0	70.990.027
407	01	03	00	Transferencias corrientes internas al sector público	70.990.027	0	0	0	0	0	70.990.027
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	70.990.027	0	0	0	0	0	70.990.027
				Totales	**70.990.027**	**0**	**0**	**0**	**0**	**0**	**70.990.027**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 029999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 70.990.027

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**70.990.027**	**0**	**0**	**0**	**0**	**0**	**70.990.027**
407	01	00	00	Transferencias y donaciones corrientes internas	70.990.027	0	0	0	0	0	70.990.027
407	01	03	00	Transferencias corrientes internas al sector público	70.990.027	0	0	0	0	0	70.990.027
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	70.990.027	0	0	0	0	0	70.990.027
				- A0398 Fundación Instituto de Altos Estudios de Control Fiscal y Auditoria de Estado Gumersindo Torres (COFAE)	11.315.667	0	0	0	0	0	11.315.667
				- A0416 Fundación para los Servicios de Salud y Previsión Social de la Contraloría General de la República (SERSACON)	59.674.360	0	0	0	0	0	59.674.360
				Totales	**70.990.027**	**0**	**0**	**0**	**0**	**0**	**70.990.027**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

PROYECTO: 029999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 70.990.027

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 029999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN INSTITUTO DE ALTOS ESTUDIOS DE CONTROL FISCAL Y AUDITORIA DE ESTADO GUMERSINDO TORRES (COFAE)

UNIDAD DE MEDIDA: BOLÍVAR

META: 11.315.667

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**11.315.667**	**0**	**0**	**0**	**0**	0	**11.315.667**
407	01	00	00	Transferencias y donaciones corrientes internas	11.315.667	0	0	0	0	0	11.315.667
407	01	03	00	Transferencias corrientes internas al sector público	11.315.667	0	0	0	0	0	11.315.667
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	11.315.667	0	0	0	0	0	11.315.667
				Totales	**11.315.667**	**0**	**0**	**0**	**0**	0	**11.315.667**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 029999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 70.990.027

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ADMINISTRACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 029999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA LOS SERVICIOS DE SALUD Y PREVISIÓN SOCIAL DE LA CONTRALORÍA GENERAL DE LA REPÚBLICA (SERSACON)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 59.674.360

RESPONSABLE/EJECUTOR: CONTRALORÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**59.674.360**	**0**	**0**	**0**	**0**	0	**59.674.360**
407	01	00	00	Transferencias y donaciones corrientes internas	59.674.360	0	0	0	0	0	59.674.360
407	01	03	00	Transferencias corrientes internas al sector público	59.674.360	0	0	0	0	0	59.674.360
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	59.674.360	0	0	0	0	0	59.674.360
				Totales	**59.674.360**	**0**	**0**	**0**	**0**	0	**59.674.360**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**52.067.909**	**0**	**0**	**0**	**0**	**0**	**52.067.909**
401	01	00	00	Sueldos, salarios y otras retribuciones	24.662.352	0	0	0	0	0	24.662.352
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	11.990.124	0	0	0	0	0	11.990.124
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	25.000	0	0	0	0	0	25.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.574.092	0	0	0	0	0	1.574.092
401	01	18	00	Remuneraciones al personal contratado	633.576	0	0	0	0	0	633.576
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	60.000	0	0	0	0	0	60.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	222.944	0	0	0	0	0	222.944
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	185.786	0	0	0	0	0	185.786
401	01	99	00	Otras retribuciones	9.970.830	0	0	0	0	0	9.970.830
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.978.620	0	0	0	0	0	1.978.620
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.822.284	0	0	0	0	0	1.822.284
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	156.336	0	0	0	0	0	156.336
401	03	00	00	Primas	4.060.859	0	0	0	0	0	4.060.859
401	03	04	00	Primas por hijos a empleados	170.400	0	0	0	0	0	170.400
401	03	08	00	Primas de profesionalización a empleados	704.640	0	0	0	0	0	704.640
401	03	09	00	Primas por antigüedad a empleados	2.110.256	0	0	0	0	0	2.110.256
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	699.336	0	0	0	0	0	699.336
401	03	19	00	Primas por hijos de obreros	67.200	0	0	0	0	0	67.200
401	03	21	00	Primas por antigüedad a obreros	104.491	0	0	0	0	0	104.491
401	03	97	00	Otras primas a empleados	202.400	0	0	0	0	0	202.400
401	03	98	00	Otras primas a obreros	2.136	0	0	0	0	0	2.136
401	04	00	00	Complementos de sueldos y salarios	6.408.460	0	0	0	0	0	6.408.460
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.002.400	0	0	0	0	0	1.002.400
401	04	02	00	Complemento a empleados por trabajo nocturno	350.000	0	0	0	0	0	350.000
401	04	08	00	Bono compensatorio de alimentación a empleados	3.577.728	0	0	0	0	0	3.577.728
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	505.000	0	0	0	0	0	505.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	900	0	0	0	0	0	900
401	04	16	00	Complemento a obreros por gastos de alimentación	65.000	0	0	0	0	0	65.000
401	04	18	00	Bono compensatorio de alimentación a obreros	662.112	0	0	0	0	0	662.112
401	04	26	00	Bono compensatorio de alimentación al personal contratado	232.320	0	0	0	0	0	232.320
401	04	97	00	Otros complementos a obreros	13.000	0	0	0	0	0	13.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.227.092	0	0	0	0	0	2.227.092
401	05	03	00	Bono vacacional a empleados	1.925.182	0	0	0	0	0	1.925.182
401	05	06	00	Bono vacacional a obreros	239.594	0	0	0	0	0	239.594
401	05	08	00	Bono vacacional al personal contratado	16.901	0	0	0	0	0	16.901
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	45.415	0	0	0	0	0	45.415
401	06	00	00	Aportes patronales y legales	2.166.434	0	0	0	0	0	2.166.434
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.282.959	0	0	0	0	0	1.282.959
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	318.749	0	0	0	0	0	318.749
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	276.249	0	0	0	0	0	276.249
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	163.359	0	0	0	0	0	163.359
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	39.910	0	0	0	0	0	39.910
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	34.588	0	0	0	0	0	34.588
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	42.445	0	0	0	0	0	42.445
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	8.175	0	0	0	0	0	8.175
401	07	00	00	Asistencia socio-económica	10.564.092	0	0	0	0	0	10.564.092
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.079.197	0	0	0	0	0	2.079.197
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	640.000	0	0	0	0	0	640.000
401	07	10	00	Dotación de uniformes a empleados	1.376.330	0	0	0	0	0	1.376.330
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.925.000	0	0	0	0	0	2.925.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.236.446	0	0	0	0	0	1.236.446
401	07	18	00	Becas a obreros	6.000	0	0	0	0	0	6.000
401	07	19	00	Ayudas por matrimonio de obreros	6.000	0	0	0	0	0	6.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	6.000	0	0	0	0	0	6.000
401	07	21	00	Ayudas por defunción a obreros	6.000	0	0	0	0	0	6.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	244.367	0	0	0	0	0	244.367
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	104.544	0	0	0	0	0	104.544
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	171.990	0	0	0	0	0	171.990
401	07	26	00	Dotación de uniformes a obreros	889.627	0	0	0	0	0	889.627
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	390.000	0	0	0	0	0	390.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	433.544	0	0	0	0	0	433.544
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	49.047	0	0	0	0	0	49.047

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.232.447**	**0**	**0**	**0**	**0**	**0**	**2.232.447**
403	10	00	00	Servicios profesionales y técnicos	1.015.467	0	0	0	0	0	1.015.467
403	10	07	00	Servicios de capacitación y adiestramiento	1.015.467	0	0	0	0	0	1.015.467
403	18	00	00	Impuestos indirectos	285.101	0	0	0	0	0	285.101
403	18	01	00	Impuesto al valor agregado	285.101	0	0	0	0	0	285.101
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	931.879	0	0	0	0	0	931.879
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	931.879	0	0	0	0	0	931.879
				Totales	**54.300.356**	**0**	**0**	**0**	**0**	**0**	**54.300.356**

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 020001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 020001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 020001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**52.067.909**	**0**	**0**	**0**	**0**	**0**	**52.067.909**
401	01	00	00	Sueldos, salarios y otras retribuciones	24.662.352	0	0	0	0	0	24.662.352
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	11.990.124	0	0	0	0	0	11.990.124
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	25.000	0	0	0	0	0	25.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.574.092	0	0	0	0	0	1.574.092
401	01	18	00	Remuneraciones al personal contratado	633.576	0	0	0	0	0	633.576
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	60.000	0	0	0	0	0	60.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	222.944	0	0	0	0	0	222.944
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	185.786	0	0	0	0	0	185.786
401	01	99	00	Otras retribuciones	9.970.830	0	0	0	0	0	9.970.830
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.978.620	0	0	0	0	0	1.978.620
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.822.284	0	0	0	0	0	1.822.284
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	156.336	0	0	0	0	0	156.336
401	03	00	00	Primas	4.060.859	0	0	0	0	0	4.060.859
401	03	04	00	Primas por hijos a empleados	170.400	0	0	0	0	0	170.400
401	03	08	00	Primas de profesionalización a empleados	704.640	0	0	0	0	0	704.640
401	03	09	00	Primas por antigüedad a empleados	2.110.256	0	0	0	0	0	2.110.256
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	699.336	0	0	0	0	0	699.336
401	03	19	00	Primas por hijos de obreros	67.200	0	0	0	0	0	67.200
401	03	21	00	Primas por antigüedad a obreros	104.491	0	0	0	0	0	104.491
401	03	97	00	Otras primas a empleados	202.400	0	0	0	0	0	202.400
401	03	98	00	Otras primas a obreros	2.136	0	0	0	0	0	2.136
401	04	00	00	Complementos de sueldos y salarios	6.408.460	0	0	0	0	0	6.408.460
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.002.400	0	0	0	0	0	1.002.400
401	04	02	00	Complemento a empleados por trabajo nocturno	350.000	0	0	0	0	0	350.000
401	04	08	00	Bono compensatorio de alimentación a empleados	3.577.728	0	0	0	0	0	3.577.728
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	505.000	0	0	0	0	0	505.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	900	0	0	0	0	0	900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 020001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 020001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	16	00	Complemento a obreros por gastos de alimentación	65.000	0	0	0	0	0	65.000
401	04	18	00	Bono compensatorio de alimentación a obreros	662.112	0	0	0	0	0	662.112
401	04	26	00	Bono compensatorio de alimentación al personal contratado	232.320	0	0	0	0	0	232.320
401	04	97	00	Otros complementos a obreros	13.000	0	0	0	0	0	13.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.227.092	0	0	0	0	0	2.227.092
401	05	03	00	Bono vacacional a empleados	1.925.182	0	0	0	0	0	1.925.182
401	05	06	00	Bono vacacional a obreros	239.594	0	0	0	0	0	239.594
401	05	08	00	Bono vacacional al personal contratado	16.901	0	0	0	0	0	16.901
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	45.415	0	0	0	0	0	45.415
401	06	00	00	Aportes patronales y legales	2.166.434	0	0	0	0	0	2.166.434
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.282.959	0	0	0	0	0	1.282.959
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	318.749	0	0	0	0	0	318.749
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	276.249	0	0	0	0	0	276.249
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	163.359	0	0	0	0	0	163.359
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	39.910	0	0	0	0	0	39.910
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	34.588	0	0	0	0	0	34.588
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	42.445	0	0	0	0	0	42.445
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	8.175	0	0	0	0	0	8.175
401	07	00	00	Asistencia socio-económica	10.564.092	0	0	0	0	0	10.564.092
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.079.197	0	0	0	0	0	2.079.197
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	640.000	0	0	0	0	0	640.000
401	07	10	00	Dotación de uniformes a empleados	1.376.330	0	0	0	0	0	1.376.330
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.925.000	0	0	0	0	0	2.925.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.236.446	0	0	0	0	0	1.236.446
401	07	18	00	Becas a obreros	6.000	0	0	0	0	0	6.000
401	07	19	00	Ayudas por matrimonio de obreros	6.000	0	0	0	0	0	6.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	6.000	0	0	0	0	0	6.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 020001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	21	00	Ayudas por defunción a obreros	6.000	0	0	0	0	0	6.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	244.367	0	0	0	0	0	244.367
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	104.544	0	0	0	0	0	104.544
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	171.990	0	0	0	0	0	171.990
401	07	26	00	Dotación de uniformes a obreros	889.627	0	0	0	0	0	889.627
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	390.000	0	0	0	0	0	390.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	433.544	0	0	0	0	0	433.544
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	49.047	0	0	0	0	0	49.047
403	**00**	**00**	**00**	**Servicios no personales**	**2.232.447**	**0**	**0**	**0**	**0**	**0**	**2.232.447**
403	10	00	00	Servicios profesionales y técnicos	1.015.467	0	0	0	0	0	1.015.467
403	10	07	00	Servicios de capacitación y adiestramiento	1.015.467	0	0	0	0	0	1.015.467
403	18	00	00	Impuestos indirectos	285.101	0	0	0	0	0	285.101
403	18	01	00	Impuesto al valor agregado	285.101	0	0	0	0	0	285.101
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	931.879	0	0	0	0	0	931.879
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	931.879	0	0	0	0	0	931.879
				Totales	**54.300.356**	**0**	**0**	**0**	**0**	**0**	**54.300.356**

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.291.060**	**0**	**0**	**0**	**0**	**0**	**5.291.060**
402	01	00	00	Productos alimenticios y agropecuarios	879.300	0	0	0	0	0	879.300
402	01	01	00	Alimentos y bebidas para personas	817.000	0	0	0	0	0	817.000
402	01	02	00	Alimentos para animales	2.300	0	0	0	0	0	2.300
402	01	03	00	Productos agrícolas y pecuarios	60.000	0	0	0	0	0	60.000
402	02	00	00	Productos de minas, canteras y yacimientos	5.700	0	0	0	0	0	5.700
402	02	05	00	Piedra, arcilla, arena y tierra	500	0	0	0	0	0	500
402	02	99	00	Otros productos de minas, canteras y yacimientos	5.200	0	0	0	0	0	5.200
402	03	00	00	Textiles y vestuarios	219.200	0	0	0	0	0	219.200
402	03	01	00	Textiles	67.400	0	0	0	0	0	67.400
402	03	02	00	Prendas de vestir	118.800	0	0	0	0	0	118.800
402	03	03	00	Calzados	13.000	0	0	0	0	0	13.000
402	03	99	00	Otros productos textiles y vestuarios	20.000	0	0	0	0	0	20.000
402	04	00	00	Productos de cuero y caucho	70.800	0	0	0	0	0	70.800
402	04	02	00	Productos de cuero y sucedáneos del cuero	18.700	0	0	0	0	0	18.700
402	04	03	00	Cauchos y tripas para vehículos	41.600	0	0	0	0	0	41.600
402	04	99	00	Otros productos de cuero y caucho	10.500	0	0	0	0	0	10.500
402	05	00	00	Productos de papel, cartón e impresos	631.370	0	0	0	0	0	631.370
402	05	01	00	Pulpa de madera, papel y cartón	258.000	0	0	0	0	0	258.000
402	05	02	00	Envases y cajas de papel y cartón	30.000	0	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	129.110	0	0	0	0	0	129.110
402	05	04	00	Libros, revistas y periódicos	164.000	0	0	0	0	0	164.000
402	05	05	00	Material de enseñanza	21.000	0	0	0	0	0	21.000
402	05	06	00	Productos de papel y cartón para computación	24.000	0	0	0	0	0	24.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.760	0	0	0	0	0	4.760
402	05	99	00	Otros productos de pulpa, papel y cartón	500	0	0	0	0	0	500
402	06	00	00	Productos químicos y derivados	960.400	0	0	0	0	0	960.400
402	06	01	00	Sustancias químicas y de uso industrial	1.900	0	0	0	0	0	1.900
402	06	02	00	Abonos, plaguicidas y otros	74.900	0	0	0	0	0	74.900
402	06	03	00	Tintas, pinturas y colorantes	174.800	0	0	0	0	0	174.800
402	06	04	00	Productos farmacéuticos y medicamentos	145.200	0	0	0	0	0	145.200
402	06	05	00	Productos de tocador	159.000	0	0	0	0	0	159.000
402	06	06	00	Combustibles y lubricantes	57.200	0	0	0	0	0	57.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	300.000	0	0	0	0	0	300.000
402	06	09	00	Mezclas explosivas	10.500	0	0	0	0	0	10.500
402	06	99	00	Otros productos de la industria química y conexos	36.900	0	0	0	0	0	36.900
402	07	00	00	Productos minerales no metálicos	573.500	0	0	0	0	0	573.500
402	07	01	00	Productos de barro, loza y porcelana	220.000	0	0	0	0	0	220.000
402	07	02	00	Vidrios y productos de vidrio	4.500	0	0	0	0	0	4.500
402	07	03	00	Productos de arcilla para construcción	108.000	0	0	0	0	0	108.000
402	07	04	00	Cemento, cal y yeso	220.000	0	0	0	0	0	220.000
402	07	99	00	Otros productos minerales no metálicos	21.000	0	0	0	0	0	21.000
402	08	00	00	Productos metálicos	576.420	0	0	0	0	0	576.420
402	08	01	00	Productos primarios de hierro y acero	38.000	0	0	0	0	0	38.000
402	08	02	00	Productos de metales no ferrosos	800	0	0	0	0	0	800
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	67.800	0	0	0	0	0	67.800
402	08	04	00	Productos metálicos estructurales	50.000	0	0	0	0	0	50.000
402	08	05	00	Materiales de orden público, seguridad y defensa	25.920	0	0	0	0	0	25.920
402	08	07	00	Material de señalamiento	1.500	0	0	0	0	0	1.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	210.700	0	0	0	0	0	210.700
402	08	10	00	Repuestos y accesorios para otros equipos	143.700	0	0	0	0	0	143.700
402	08	99	00	Otros productos metálicos	38.000	0	0	0	0	0	38.000
402	09	00	00	Productos de madera	23.100	0	0	0	0	0	23.100
402	09	01	00	Productos primarios de madera	13.100	0	0	0	0	0	13.100
402	09	02	00	Muebles y accesorios de madera para edificaciones	5.000	0	0	0	0	0	5.000
402	09	99	00	Otros productos de madera	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	1.281.970	0	0	0	0	0	1.281.970
402	10	01	00	Artículos de deporte, recreación y juguetes	36.800	0	0	0	0	0	36.800
402	10	02	00	Materiales y útiles de limpieza y aseo	141.000	0	0	0	0	0	141.000
402	10	03	00	Utensilios de cocina y comedor	51.370	0	0	0	0	0	51.370
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	48.400	0	0	0	0	0	48.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	89.700	0	0	0	0	0	89.700
402	10	06	00	Condecoraciones, ofrendas y similares	50.000	0	0	0	0	0	50.000
402	10	07	00	Productos de seguridad en el trabajo	71.800	0	0	0	0	0	71.800
402	10	08	00	Materiales para equipos de computación	390.000	0	0	0	0	0	390.000
402	10	09	00	Especies timbradas y valores	200	0	0	0	0	0	200

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	251.200	0	0	0	0	0	251.200
402	10	12	00	Materiales para instalaciones sanitarias	100.000	0	0	0	0	0	100.000
402	10	13	00	Materiales fotográficos	1.200	0	0	0	0	0	1.200
402	10	99	00	Otros productos y útiles diversos	50.300	0	0	0	0	0	50.300
402	99	00	00	Otros materiales y suministros	69.300	0	0	0	0	0	69.300
402	99	01	00	Otros materiales y suministros	69.300	0	0	0	0	0	69.300
403	**00**	**00**	**00**	**Servicios no personales**	**18.866.072**	**0**	**0**	**0**	**0**	**0**	**18.866.072**
403	01	00	00	Alquileres de inmuebles	52.000	0	0	0	0	0	52.000
403	01	01	00	Alquileres de edificios y locales	2.000	0	0	0	0	0	2.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	50.000	0	0	0	0	0	50.000
403	02	00	00	Alquileres de maquinaria y equipos	901.900	0	0	0	0	0	901.900
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	159.700	0	0	0	0	0	159.700
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	0	20.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	20.800	0	0	0	0	0	20.800
403	02	99	00	Alquileres de otras maquinaria y equipos	701.400	0	0	0	0	0	701.400
403	03	00	00	Derechos sobre bienes intangibles	220.000	0	0	0	0	0	220.000
403	03	02	00	Derechos de autor	20.000	0	0	0	0	0	20.000
403	03	03	00	Paquetes y programas de computación	200.000	0	0	0	0	0	200.000
403	04	00	00	Servicios básicos	2.612.649	0	0	0	0	0	2.612.649
403	04	01	00	Electricidad	326.800	0	0	0	0	0	326.800
403	04	02	00	Gas	4.000	0	0	0	0	0	4.000
403	04	03	00	Agua	37.500	0	0	0	0	0	37.500
403	04	04	00	Teléfonos	675.100	0	0	0	0	0	675.100
403	04	05	00	Servicio de comunicaciones	1.435.649	0	0	0	0	0	1.435.649
403	04	06	00	Servicio de aseo urbano y domiciliario	63.600	0	0	0	0	0	63.600
403	04	07	00	Servicio de condominio	70.000	0	0	0	0	0	70.000
403	06	00	00	Servicios de transporte y almacenaje	300.540	0	0	0	0	0	300.540
403	06	01	00	Fletes y embalajes	76.000	0	0	0	0	0	76.000
403	06	03	00	Estacionamiento	1.900	0	0	0	0	0	1.900
403	06	04	00	Peaje	1.200	0	0	0	0	0	1.200
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	221.440	0	0	0	0	0	221.440
403	07	00	00	Servicios de información, impresión y relaciones públicas	760.600	0	0	0	0	0	760.600
403	07	02	00	Imprenta y reproducción	564.000	0	0	0	0	0	564.000

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	84.100	0	0	0	0	0	84.100
403	07	04	00	Avisos	112.500	0	0	0	0	0	112.500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.262.300	0	0	0	0	0	1.262.300
403	08	01	00	Primas y gastos de seguros	1.200.000	0	0	0	0	0	1.200.000
403	08	02	00	Comisiones y gastos bancarios	62.300	0	0	0	0	0	62.300
403	09	00	00	Viáticos y pasajes	289.720	0	0	0	0	0	289.720
403	09	01	00	Viáticos y pasajes dentro del país	218.700	0	0	0	0	0	218.700
403	09	03	00	Asignación por kilómetros recorridos	71.020	0	0	0	0	0	71.020
403	10	00	00	Servicios profesionales y técnicos	2.245.598	0	0	0	0	0	2.245.598
403	10	03	00	Servicios de procesamiento de datos	897.012	0	0	0	0	0	897.012
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	50.000	0	0	0	0	0	50.000
403	10	06	00	Servicios de veterinaria	500	0	0	0	0	0	500
403	10	09	00	Servicios de lavandería y tintorería	5.000	0	0	0	0	0	5.000
403	10	11	00	Servicios para la elaboración y suministro de comida	868.086	0	0	0	0	0	868.086
403	10	99	00	Otros servicios profesionales y técnicos	425.000	0	0	0	0	0	425.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.858.500	0	0	0	0	0	1.858.500
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	5.000	0	0	0	0	0	5.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	833.500	0	0	0	0	0	833.500
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	53.600	0	0	0	0	0	53.600
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	5.500	0	0	0	0	0	5.500
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	13.000	0	0	0	0	0	13.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	13.000	0	0	0	0	0	13.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	850.000	0	0	0	0	0	850.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	84.900	0	0	0	0	0	84.900
403	12	00	00	Conservación y reparaciones menores de obras	2.500.000	0	0	0	0	0	2.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.500.000	0	0	0	0	0	2.500.000
403	15	00	00	Servicios fiscales	12.500	0	0	0	0	0	12.500
403	15	02	00	Tasas y otros derechos obligatorios	7.100	0	0	0	0	0	7.100
403	15	03	00	Asignación a agentes de especies fiscales	5.400	0	0	0	0	0	5.400
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.198.000	0	0	0	0	0	2.198.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.198.000	0	0	0	0	0	2.198.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	3.501.765	0	0	0	0	0	3.501.765
403	18	01	00	Impuesto al valor agregado	3.501.165	0	0	0	0	0	3.501.165
403	18	99	00	Otros impuestos indirectos	600	0	0	0	0	0	600
403	99	00	00	Otros servicios no personales	150.000	0	0	0	0	0	150.000
403	99	01	00	Otros servicios no personales	150.000	0	0	0	0	0	150.000
404	**00**	**00**	**00**	**Activos reales**	**10.323.332**	**0**	**0**	**0**	**0**	**0**	**10.323.332**
404	01	00	00	Repuestos y reparaciones mayores	1.057.960	0	0	0	0	0	1.057.960
404	01	01	00	Repuestos mayores	925.960	0	0	0	0	0	925.960
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	260.000	0	0	0	0	0	260.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	26.000	0	0	0	0	0	26.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	98.200	0	0	0	0	0	98.200
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	541.760	0	0	0	0	0	541.760
404	01	02	00	Reparaciones mayores de maquinaria y equipos	132.000	0	0	0	0	0	132.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	0	60.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	52.000	0	0	0	0	0	52.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	514.500	0	0	0	0	0	514.500
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	200	0	0	0	0	0	200
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	18.000	0	0	0	0	0	18.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	50.000	0	0	0	0	0	50.000
404	03	05	00	Maquinaria y equipos industriales y de taller	139.100	0	0	0	0	0	139.100
404	03	06	00	Maquinaria y equipos de energía	291.700	0	0	0	0	0	291.700
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	15.500	0	0	0	0	0	15.500
404	04	00	00	Equipos de transporte, tracción y elevación	2.033.100	0	0	0	0	0	2.033.100
404	04	01	00	Vehículos automotores terrestres	2.000.000	0	0	0	0	0	2.000.000
404	04	05	00	Vehículos de tracción no motorizados	8.100	0	0	0	0	0	8.100
404	04	99	00	Otros equipos de transporte, tracción y elevación	25.000	0	0	0	0	0	25.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.091.600	0	0	0	0	0	1.091.600
404	05	01	00	Equipos de telecomunicaciones	991.600	0	0	0	0	0	991.600
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	54.000	0	0	0	0	0	54.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	54.000	0	0	0	0	0	54.000

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	146.700	0	0	0	0	0	146.700
404	07	02	00	Equipos de enseñanza, deporte y recreación	64.900	0	0	0	0	0	64.900
404	07	03	00	Obras de arte	19.500	0	0	0	0	0	19.500
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	10.000	0	0	0	0	0	10.000
404	07	06	00	Instrumentos musicales y equipos de audio	26.300	0	0	0	0	0	26.300
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	26.000	0	0	0	0	0	26.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	147.900	0	0	0	0	0	147.900
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	79.200	0	0	0	0	0	79.200
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	68.700	0	0	0	0	0	68.700
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.767.338	0	0	0	0	0	3.767.338
404	09	01	00	Mobiliario y equipos de oficina	300.000	0	0	0	0	0	300.000
404	09	02	00	Equipos de computación	1.574.338	0	0	0	0	0	1.574.338
404	09	03	00	Mobiliario y equipos de alojamiento	1.500.000	0	0	0	0	0	1.500.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	393.000	0	0	0	0	0	393.000
404	12	00	00	Activos intangibles	1.460.234	0	0	0	0	0	1.460.234
404	12	04	00	Paquetes y programas de computación	781.383	0	0	0	0	0	781.383
404	12	99	00	Otros activos intangibles	678.851	0	0	0	0	0	678.851
404	99	00	00	Otros activos reales	50.000	0	0	0	0	0	50.000
404	99	01	00	Otros activos reales	50.000	0	0	0	0	0	50.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**130.000**	**0**	**0**	**0**	**0**	**0**	**130.000**
407	01	00	00	Transferencias y donaciones corrientes internas	40.000	0	0	0	0	0	40.000
407	01	01	00	Transferencias corrientes internas al sector privado	40.000	0	0	0	0	0	40.000
407	01	01	73	Subsidios a instituciones benéficas privadas	30.000	0	0	0	0	0	30.000
407	01	01	76	Subsidios a entidades religiosas	10.000	0	0	0	0	0	10.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	90.000	0	0	0	0	0	90.000
407	02	01	00	Transferencias corrientes al exterior	90.000	0	0	0	0	0	90.000
407	02	01	04	Transferencias corrientes a organismos internacionales	90.000	0	0	0	0	0	90.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	1.000.000	0	0	0	0	0	1.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.000.000	0	0	0	0	0	1.000.000
				Totales	**35.610.464**	**0**	**0**	**0**	**0**	**0**	**35.610.464**

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**130.000**	**0**	**0**	**0**	**0**	**0**	**130.000**
407	01	00	00	Transferencias y donaciones corrientes internas	40.000	0	0	0	0	0	40.000
407	01	01	00	Transferencias corrientes internas al sector privado	40.000	0	0	0	0	0	40.000
407	01	01	73	Subsidios a instituciones benéficas privadas	30.000	0	0	0	0	0	30.000
				- S0312 Cruz Roja de Venezuela	10.000	0	0	0	0	0	10.000
				- S0756 Hospital San Juan de Dios.	10.000	0	0	0	0	0	10.000
				- S0926 Sociedad Anticancerosa de Venezuela	10.000	0	0	0	0	0	10.000
407	01	01	76	Subsidios a entidades religiosas	10.000	0	0	0	0	0	10.000
				- S1897 Asociación Civil Red de Casas Don Bosco	10.000	0	0	0	0	0	10.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	90.000	0	0	0	0	0	90.000
407	02	01	00	Transferencias corrientes al exterior	90.000	0	0	0	0	0	90.000
407	02	01	04	Transferencias corrientes a organismos internacionales	90.000	0	0	0	0	0	90.000
				- I0115 Organización Latinoamericana del Caribe de Entidades Fiscalizadoras Superiores (OLACEFS)	60.000	0	0	0	0	0	60.000
				- I0116 Organización Internacional de Entidades Fiscalizadoras Superiores (INTOSAI)	30.000	0	0	0	0	0	30.000
				Totales	**130.000**	**0**	**0**	**0**	**0**	**0**	**130.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 020002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.291.060**	**0**	**0**	**0**	**0**	**0**	**5.291.060**
402	01	00	00	Productos alimenticios y agropecuarios	879.300	0	0	0	0	0	879.300
402	01	01	00	Alimentos y bebidas para personas	817.000	0	0	0	0	0	817.000
402	01	02	00	Alimentos para animales	2.300	0	0	0	0	0	2.300
402	01	03	00	Productos agrícolas y pecuarios	60.000	0	0	0	0	0	60.000
402	02	00	00	Productos de minas, canteras y yacimientos	5.700	0	0	0	0	0	5.700
402	02	05	00	Piedra, arcilla, arena y tierra	500	0	0	0	0	0	500
402	02	99	00	Otros productos de minas, canteras y yacimientos	5.200	0	0	0	0	0	5.200
402	03	00	00	Textiles y vestuarios	219.200	0	0	0	0	0	219.200
402	03	01	00	Textiles	67.400	0	0	0	0	0	67.400
402	03	02	00	Prendas de vestir	118.800	0	0	0	0	0	118.800
402	03	03	00	Calzados	13.000	0	0	0	0	0	13.000
402	03	99	00	Otros productos textiles y vestuarios	20.000	0	0	0	0	0	20.000
402	04	00	00	Productos de cuero y caucho	70.800	0	0	0	0	0	70.800
402	04	02	00	Productos de cuero y sucedáneos del cuero	18.700	0	0	0	0	0	18.700
402	04	03	00	Cauchos y tripas para vehículos	41.600	0	0	0	0	0	41.600
402	04	99	00	Otros productos de cuero y caucho	10.500	0	0	0	0	0	10.500
402	05	00	00	Productos de papel, cartón e impresos	631.370	0	0	0	0	0	631.370
402	05	01	00	Pulpa de madera, papel y cartón	258.000	0	0	0	0	0	258.000
402	05	02	00	Envases y cajas de papel y cartón	30.000	0	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	129.110	0	0	0	0	0	129.110
402	05	04	00	Libros, revistas y periódicos	164.000	0	0	0	0	0	164.000
402	05	05	00	Material de enseñanza	21.000	0	0	0	0	0	21.000
402	05	06	00	Productos de papel y cartón para computación	24.000	0	0	0	0	0	24.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.760	0	0	0	0	0	4.760
402	05	99	00	Otros productos de pulpa, papel y cartón	500	0	0	0	0	0	500
402	06	00	00	Productos químicos y derivados	960.400	0	0	0	0	0	960.400
402	06	01	00	Sustancias químicas y de uso industrial	1.900	0	0	0	0	0	1.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 020002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	02	00	Abonos, plaguicidas y otros	74.900	0	0	0	0	0	74.900
402	06	03	00	Tintas, pinturas y colorantes	174.800	0	0	0	0	0	174.800
402	06	04	00	Productos farmacéuticos y medicamentos	145.200	0	0	0	0	0	145.200
402	06	05	00	Productos de tocador	159.000	0	0	0	0	0	159.000
402	06	06	00	Combustibles y lubricantes	57.200	0	0	0	0	0	57.200
402	06	08	00	Productos plásticos	300.000	0	0	0	0	0	300.000
402	06	09	00	Mezclas explosivas	10.500	0	0	0	0	0	10.500
402	06	99	00	Otros productos de la industria química y conexos	36.900	0	0	0	0	0	36.900
402	07	00	00	Productos minerales no metálicos	573.500	0	0	0	0	0	573.500
402	07	01	00	Productos de barro, loza y porcelana	220.000	0	0	0	0	0	220.000
402	07	02	00	Vidrios y productos de vidrio	4.500	0	0	0	0	0	4.500
402	07	03	00	Productos de arcilla para construcción	108.000	0	0	0	0	0	108.000
402	07	04	00	Cemento, cal y yeso	220.000	0	0	0	0	0	220.000
402	07	99	00	Otros productos minerales no metálicos	21.000	0	0	0	0	0	21.000
402	08	00	00	Productos metálicos	576.420	0	0	0	0	0	576.420
402	08	01	00	Productos primarios de hierro y acero	38.000	0	0	0	0	0	38.000
402	08	02	00	Productos de metales no ferrosos	800	0	0	0	0	0	800
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	67.800	0	0	0	0	0	67.800
402	08	04	00	Productos metálicos estructurales	50.000	0	0	0	0	0	50.000
402	08	05	00	Materiales de orden público, seguridad y defensa	25.920	0	0	0	0	0	25.920
402	08	07	00	Material de señalamiento	1.500	0	0	0	0	0	1.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	210.700	0	0	0	0	0	210.700
402	08	10	00	Repuestos y accesorios para otros equipos	143.700	0	0	0	0	0	143.700
402	08	99	00	Otros productos metálicos	38.000	0	0	0	0	0	38.000
402	09	00	00	Productos de madera	23.100	0	0	0	0	0	23.100
402	09	01	00	Productos primarios de madera	13.100	0	0	0	0	0	13.100
402	09	02	00	Muebles y accesorios de madera para edificaciones	5.000	0	0	0	0	0	5.000
402	09	99	00	Otros productos de madera	5.000	0	0	0	0	0	5.000

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 020002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	1.281.970	0	0	0	0	0	1.281.970
402	10	01	00	Artículos de deporte, recreación y juguetes	36.800	0	0	0	0	0	36.800
402	10	02	00	Materiales y útiles de limpieza y aseo	141.000	0	0	0	0	0	141.000
402	10	03	00	Utensilios de cocina y comedor	51.370	0	0	0	0	0	51.370
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	48.400	0	0	0	0	0	48.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	89.700	0	0	0	0	0	89.700
402	10	06	00	Condecoraciones, ofrendas y similares	50.000	0	0	0	0	0	50.000
402	10	07	00	Productos de seguridad en el trabajo	71.800	0	0	0	0	0	71.800
402	10	08	00	Materiales para equipos de computación	390.000	0	0	0	0	0	390.000
402	10	09	00	Especies timbradas y valores	200	0	0	0	0	0	200
402	10	11	00	Materiales eléctricos	251.200	0	0	0	0	0	251.200
402	10	12	00	Materiales para instalaciones sanitarias	100.000	0	0	0	0	0	100.000
402	10	13	00	Materiales fotográficos	1.200	0	0	0	0	0	1.200
402	10	99	00	Otros productos y útiles diversos	50.300	0	0	0	0	0	50.300
402	99	00	00	Otros materiales y suministros	69.300	0	0	0	0	0	69.300
402	99	01	00	Otros materiales y suministros	69.300	0	0	0	0	0	69.300
403	**00**	**00**	**00**	**Servicios no personales**	**18.866.072**	**0**	**0**	**0**	**0**	**0**	**18.866.072**
403	01	00	00	Alquileres de inmuebles	52.000	0	0	0	0	0	52.000
403	01	01	00	Alquileres de edificios y locales	2.000	0	0	0	0	0	2.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	50.000	0	0	0	0	0	50.000
403	02	00	00	Alquileres de maquinaria y equipos	901.900	0	0	0	0	0	901.900
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	159.700	0	0	0	0	0	159.700
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	0	20.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	20.800	0	0	0	0	0	20.800
403	02	99	00	Alquileres de otras maquinaria y equipos	701.400	0	0	0	0	0	701.400
403	03	00	00	Derechos sobre bienes intangibles	220.000	0	0	0	0	0	220.000
403	03	02	00	Derechos de autor	20.000	0	0	0	0	0	20.000
403	03	03	00	Paquetes y programas de computación	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 020002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	00	00	Servicios básicos	2.612.649	0	0	0	0	0	2.612.649
403	04	01	00	Electricidad	326.800	0	0	0	0	0	326.800
403	04	02	00	Gas	4.000	0	0	0	0	0	4.000
403	04	03	00	Agua	37.500	0	0	0	0	0	37.500
403	04	04	00	Teléfonos	675.100	0	0	0	0	0	675.100
403	04	05	00	Servicio de comunicaciones	1.435.649	0	0	0	0	0	1.435.649
403	04	06	00	Servicio de aseo urbano y domiciliario	63.600	0	0	0	0	0	63.600
403	04	07	00	Servicio de condominio	70.000	0	0	0	0	0	70.000
403	06	00	00	Servicios de transporte y almacenaje	300.540	0	0	0	0	0	300.540
403	06	01	00	Fletes y embalajes	76.000	0	0	0	0	0	76.000
403	06	03	00	Estacionamiento	1.900	0	0	0	0	0	1.900
403	06	04	00	Peaje	1.200	0	0	0	0	0	1.200
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	221.440	0	0	0	0	0	221.440
403	07	00	00	Servicios de información, impresión y relaciones públicas	760.600	0	0	0	0	0	760.600
403	07	02	00	Imprenta y reproducción	564.000	0	0	0	0	0	564.000
403	07	03	00	Relaciones sociales	84.100	0	0	0	0	0	84.100
403	07	04	00	Avisos	112.500	0	0	0	0	0	112.500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.262.300	0	0	0	0	0	1.262.300
403	08	01	00	Primas y gastos de seguros	1.200.000	0	0	0	0	0	1.200.000
403	08	02	00	Comisiones y gastos bancarios	62.300	0	0	0	0	0	62.300
403	09	00	00	Viáticos y pasajes	289.720	0	0	0	0	0	289.720
403	09	01	00	Viáticos y pasajes dentro del país	218.700	0	0	0	0	0	218.700
403	09	03	00	Asignación por kilómetros recorridos	71.020	0	0	0	0	0	71.020
403	10	00	00	Servicios profesionales y técnicos	2.245.598	0	0	0	0	0	2.245.598
403	10	03	00	Servicios de procesamiento de datos	897.012	0	0	0	0	0	897.012
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	50.000	0	0	0	0	0	50.000
403	10	06	00	Servicios de veterinaria	500	0	0	0	0	0	500
403	10	09	00	Servicios de lavandería y tintorería	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 020002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	868.086	0	0	0	0	0	868.086
403	10	99	00	Otros servicios profesionales y técnicos	425.000	0	0	0	0	0	425.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.858.500	0	0	0	0	0	1.858.500
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	5.000	0	0	0	0	0	5.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	833.500	0	0	0	0	0	833.500
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	53.600	0	0	0	0	0	53.600
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	5.500	0	0	0	0	0	5.500
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	13.000	0	0	0	0	0	13.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	13.000	0	0	0	0	0	13.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	850.000	0	0	0	0	0	850.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	84.900	0	0	0	0	0	84.900
403	12	00	00	Conservación y reparaciones menores de obras	2.500.000	0	0	0	0	0	2.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.500.000	0	0	0	0	0	2.500.000
403	15	00	00	Servicios fiscales	12.500	0	0	0	0	0	12.500
403	15	02	00	Tasas y otros derechos obligatorios	7.100	0	0	0	0	0	7.100
403	15	03	00	Asignación a agentes de especies fiscales	5.400	0	0	0	0	0	5.400
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.198.000	0	0	0	0	0	2.198.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.198.000	0	0	0	0	0	2.198.000
403	18	00	00	Impuestos indirectos	3.501.765	0	0	0	0	0	3.501.765
403	18	01	00	Impuesto al valor agregado	3.501.165	0	0	0	0	0	3.501.165
403	18	99	00	Otros impuestos indirectos	600	0	0	0	0	0	600
403	99	00	00	Otros servicios no personales	150.000	0	0	0	0	0	150.000
403	99	01	00	Otros servicios no personales	150.000	0	0	0	0	0	150.000
404	**00**	**00**	**00**	**Activos reales**	**10.323.332**	**0**	**0**	**0**	**0**	**0**	**10.323.332**
404	01	00	00	Repuestos y reparaciones mayores	1.057.960	0	0	0	0	0	1.057.960
404	01	01	00	Repuestos mayores	925.960	0	0	0	0	0	925.960
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	260.000	0	0	0	0	0	260.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 020002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	26.000	0	0	0	0	0	26.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	98.200	0	0	0	0	0	98.200
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	541.760	0	0	0	0	0	541.760
404	01	02	00	Reparaciones mayores de maquinaria y equipos	132.000	0	0	0	0	0	132.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	0	60.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	52.000	0	0	0	0	0	52.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	514.500	0	0	0	0	0	514.500
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	200	0	0	0	0	0	200
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	18.000	0	0	0	0	0	18.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	50.000	0	0	0	0	0	50.000
404	03	05	00	Maquinaria y equipos industriales y de taller	139.100	0	0	0	0	0	139.100
404	03	06	00	Maquinaria y equipos de energía	291.700	0	0	0	0	0	291.700
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	15.500	0	0	0	0	0	15.500
404	04	00	00	Equipos de transporte, tracción y elevación	2.033.100	0	0	0	0	0	2.033.100
404	04	01	00	Vehículos automotores terrestres	2.000.000	0	0	0	0	0	2.000.000
404	04	05	00	Vehículos de tracción no motorizados	8.100	0	0	0	0	0	8.100
404	04	99	00	Otros equipos de transporte, tracción y elevación	25.000	0	0	0	0	0	25.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.091.600	0	0	0	0	0	1.091.600
404	05	01	00	Equipos de telecomunicaciones	991.600	0	0	0	0	0	991.600
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	54.000	0	0	0	0	0	54.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	54.000	0	0	0	0	0	54.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	146.700	0	0	0	0	0	146.700
404	07	02	00	Equipos de enseñanza, deporte y recreación	64.900	0	0	0	0	0	64.900
404	07	03	00	Obras de arte	19.500	0	0	0	0	0	19.500
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	10.000	0	0	0	0	0	10.000
404	07	06	00	Instrumentos musicales y equipos de audio	26.300	0	0	0	0	0	26.300

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 020002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	26.000	0	0	0	0	0	26.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	147.900	0	0	0	0	0	147.900
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	79.200	0	0	0	0	0	79.200
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	68.700	0	0	0	0	0	68.700
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.767.338	0	0	0	0	0	3.767.338
404	09	01	00	Mobiliario y equipos de oficina	300.000	0	0	0	0	0	300.000
404	09	02	00	Equipos de computación	1.574.338	0	0	0	0	0	1.574.338
404	09	03	00	Mobiliario y equipos de alojamiento	1.500.000	0	0	0	0	0	1.500.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	393.000	0	0	0	0	0	393.000
404	12	00	00	Activos intangibles	1.460.234	0	0	0	0	0	1.460.234
404	12	04	00	Paquetes y programas de computación	781.383	0	0	0	0	0	781.383
404	12	99	00	Otros activos intangibles	678.851	0	0	0	0	0	678.851
404	99	00	00	Otros activos reales	50.000	0	0	0	0	0	50.000
404	99	01	00	Otros activos reales	50.000	0	0	0	0	0	50.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	1.000.000	0	0	0	0	0	1.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.000.000	0	0	0	0	0	1.000.000
				Totales	**35.480.464**	**0**	**0**	**0**	**0**	**0**	**35.480.464**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 020002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**130.000**	**0**	**0**	**0**	**0**	**0**	**130.000**
407	01	00	00	Transferencias y donaciones corrientes internas	40.000	0	0	0	0	0	40.000
407	01	01	00	Transferencias corrientes internas al sector privado	40.000	0	0	0	0	0	40.000
407	01	01	73	Subsidios a instituciones benéficas privadas	30.000	0	0	0	0	0	30.000
407	01	01	76	Subsidios a entidades religiosas	10.000	0	0	0	0	0	10.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	90.000	0	0	0	0	0	90.000
407	02	01	00	Transferencias corrientes al exterior	90.000	0	0	0	0	0	90.000
407	02	01	04	Transferencias corrientes a organismos internacionales	90.000	0	0	0	0	0	90.000
				Totales	**130.000**	**0**	**0**	**0**	**0**	**0**	**130.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**119.493.162**	**0**	**0**	**0**	**0**	**0**	**119.493.162**
407	01	00	00	Transferencias y donaciones corrientes internas	119.493.162	0	0	0	0	0	119.493.162
407	01	01	00	Transferencias corrientes internas al sector privado	119.493.162	0	0	0	0	0	119.493.162
407	01	01	01	Pensiones del personal empleado, obrero y militar	7.119.594	0	0	0	0	0	7.119.594
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	73.052.283	0	0	0	0	0	73.052.283
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	854.351	0	0	0	0	0	854.351
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	2.306.299	0	0	0	0	0	2.306.299
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	8.766.274	0	0	0	0	0	8.766.274
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	27.394.361	0	0	0	0	0	27.394.361
				Totales	**119.493.162**	**0**	**0**	**0**	**0**	**0**	**119.493.162**

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONTRALORÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 020003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 020003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**119.493.162**	**0**	**0**	**0**	**0**	**0**	**119.493.162**
407	01	00	00	Transferencias y donaciones corrientes internas	119.493.162	0	0	0	0	0	119.493.162
407	01	01	00	Transferencias corrientes internas al sector privado	119.493.162	0	0	0	0	0	119.493.162
407	01	01	01	Pensiones del personal empleado, obrero y militar	7.119.594	0	0	0	0	0	7.119.594
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	73.052.283	0	0	0	0	0	73.052.283
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	854.351	0	0	0	0	0	854.351
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	2.306.299	0	0	0	0	0	2.306.299
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	8.766.274	0	0	0	0	0	8.766.274
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	27.394.361	0	0	0	0	0	27.394.361
				Totales	**119.493.162**	**0**	**0**	**0**	**0**	**0**	**119.493.162**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.278.940.039**	**0**	**0**	**0**	**0**	**0**	**1.278.940.039**
401	01	00	00	Sueldos, salarios y otras retribuciones	486.664.730	0	0	0	0	0	486.664.730
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	218.876.176	0	0	0	0	0	218.876.176
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	11.781.000	0	0	0	0	0	11.781.000
401	01	12	00	Salarios a obreros en puestos no permanentes	3.366.000	0	0	0	0	0	3.366.000
401	01	18	00	Remuneraciones al personal contratado	113.778.240	0	0	0	0	0	113.778.240
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	466.500	0	0	0	0	0	466.500
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	1.644.944	0	0	0	0	0	1.644.944
401	01	99	00	Otras retribuciones	136.751.870	0	0	0	0	0	136.751.870
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	46.460.424	0	0	0	0	0	46.460.424
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	44.104.224	0	0	0	0	0	44.104.224
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	2.356.200	0	0	0	0	0	2.356.200
401	03	00	00	Primas	88.741.552	0	0	0	0	0	88.741.552
401	03	08	00	Primas de profesionalización a empleados	50.277.283	0	0	0	0	0	50.277.283
401	03	09	00	Primas por antigüedad a empleados	29.465.550	0	0	0	0	0	29.465.550
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.012.400	0	0	0	0	0	2.012.400
401	03	21	00	Primas por antigüedad a obreros	1.683.271	0	0	0	0	0	1.683.271
401	03	40	00	Primas de profesionalización al personal contratado	5.262.728	0	0	0	0	0	5.262.728
401	03	98	00	Otras primas a obreros	40.320	0	0	0	0	0	40.320
401	04	00	00	Complementos de sueldos y salarios	98.944.104	0	0	0	0	0	98.944.104
401	04	02	00	Complemento a empleados por trabajo nocturno	1.035.000	0	0	0	0	0	1.035.000
401	04	06	00	Complemento a empleados por comisión de servicios	8.277.216	0	0	0	0	0	8.277.216
401	04	08	00	Bono compensatorio de alimentación a empleados	55.174.617	0	0	0	0	0	55.174.617
401	04	18	00	Bono compensatorio de alimentación a obreros	7.947.450	0	0	0	0	0	7.947.450
401	04	26	00	Bono compensatorio de alimentación al personal contratado	26.388.861	0	0	0	0	0	26.388.861
401	04	97	00	Otros complementos a obreros	120.960	0	0	0	0	0	120.960
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	63.889.588	0	0	0	0	0	63.889.588
401	05	01	00	Aguinaldos a empleados	729.250	0	0	0	0	0	729.250
401	05	03	00	Bono vacacional a empleados	52.260.754	0	0	0	0	0	52.260.754
401	05	06	00	Bono vacacional a obreros	2.555.212	0	0	0	0	0	2.555.212
401	05	07	00	Aguinaldos al personal contratado	3.060.700	0	0	0	0	0	3.060.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	08	00	Bono vacacional al personal contratado	4.865.368	0	0	0	0	0	4.865.368
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	418.304	0	0	0	0	0	418.304
401	06	00	00	Aportes patronales y legales	78.085.301	0	0	0	0	0	78.085.301
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	44.308.996	0	0	0	0	0	44.308.996
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	14.642.316	0	0	0	0	0	14.642.316
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	6.529.117	0	0	0	0	0	6.529.117
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.172.422	0	0	0	0	0	4.172.422
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.300.495	0	0	0	0	0	1.300.495
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	350.064	0	0	0	0	0	350.064
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.502.476	0	0	0	0	0	6.502.476
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	136.416	0	0	0	0	0	136.416
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	32.899	0	0	0	0	0	32.899
401	06	95	00	Otros aportes legales por personal contratado	110.100	0	0	0	0	0	110.100
401	07	00	00	Asistencia socio-económica	185.745.860	0	0	0	0	0	185.745.860
401	07	02	00	Becas a empleados	4.280.000	0	0	0	0	0	4.280.000
401	07	03	00	Ayudas por matrimonio a empleados	3.815.000	0	0	0	0	0	3.815.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	3.815.000	0	0	0	0	0	3.815.000
401	07	05	00	Ayudas por defunción a empleados	1.907.500	0	0	0	0	0	1.907.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	26.298.040	0	0	0	0	0	26.298.040
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	96.752.587	0	0	0	0	0	96.752.587
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.610.375	0	0	0	0	0	4.610.375
401	07	10	00	Dotación de uniformes a empleados	3.174.000	0	0	0	0	0	3.174.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	14.998.204	0	0	0	0	0	14.998.204
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.090.000	0	0	0	0	0	3.090.000
401	07	18	00	Becas a obreros	484.000	0	0	0	0	0	484.000
401	07	19	00	Ayudas por matrimonio de obreros	440.000	0	0	0	0	0	440.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	440.000	0	0	0	0	0	440.000
401	07	21	00	Ayudas por defunción a obreros	220.000	0	0	0	0	0	220.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.413.720	0	0	0	0	0	1.413.720

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	11.638.596	0	0	0	0	0	11.638.596
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	652.600	0	0	0	0	0	652.600
401	07	26	00	Dotación de uniformes a obreros	2.868.750	0	0	0	0	0	2.868.750
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	3.433.312	0	0	0	0	0	3.433.312
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	553.200	0	0	0	0	0	553.200
401	07	33	00	Asistencia socio-económica al personal contratado	450.000	0	0	0	0	0	450.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	164.494	0	0	0	0	0	164.494
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	246.482	0	0	0	0	0	246.482
401	08	00	00	Prestaciones sociales e indemnizaciones	230.408.480	0	0	0	0	0	230.408.480
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	131.192.408	0	0	0	0	0	131.192.408
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	6.385.973	0	0	0	0	0	6.385.973
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	92.332.067	0	0	0	0	0	92.332.067
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	498.032	0	0	0	0	0	498.032
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**64.400.225**	**0**	**0**	**0**	**0**	**0**	**64.400.225**
402	01	00	00	Productos alimenticios y agropecuarios	2.793.321	0	0	0	0	0	2.793.321
402	01	01	00	Alimentos y bebidas para personas	2.793.321	0	0	0	0	0	2.793.321
402	02	00	00	Productos de minas, canteras y yacimientos	7.264	0	0	0	0	0	7.264
402	02	02	00	Petróleo crudo y gas natural	1.000	0	0	0	0	0	1.000
402	02	05	00	Piedra, arcilla, arena y tierra	6.264	0	0	0	0	0	6.264
402	03	00	00	Textiles y vestuarios	2.411.913	0	0	0	0	0	2.411.913
402	03	01	00	Textiles	647.311	0	0	0	0	0	647.311
402	03	02	00	Prendas de vestir	1.764.577	0	0	0	0	0	1.764.577
402	03	03	00	Calzados	20	0	0	0	0	0	20
402	03	99	00	Otros productos textiles y vestuarios	5	0	0	0	0	0	5
402	04	00	00	Productos de cuero y caucho	13.140	0	0	0	0	0	13.140
402	04	02	00	Productos de cuero y sucedáneos del cuero	12.200	0	0	0	0	0	12.200
402	04	03	00	Cauchos y tripas para vehículos	940	0	0	0	0	0	940
402	05	00	00	Productos de papel, cartón e impresos	16.581.070	0	0	0	0	0	16.581.070
402	05	01	00	Pulpa de madera, papel y cartón	2.069.656	0	0	0	0	0	2.069.656
402	05	02	00	Envases y cajas de papel y cartón	2.763	0	0	0	0	0	2.763

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	14.134.718	0	0	0	0	0	14.134.718
402	05	04	00	Libros, revistas y periódicos	41.618	0	0	0	0	0	41.618
402	05	06	00	Productos de papel y cartón para computación	298.958	0	0	0	0	0	298.958
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	21.845	0	0	0	0	0	21.845
402	05	99	00	Otros productos de pulpa, papel y cartón	11.512	0	0	0	0	0	11.512
402	06	00	00	Productos químicos y derivados	4.812.466	0	0	0	0	0	4.812.466
402	06	01	00	Sustancias químicas y de uso industrial	23.589	0	0	0	0	0	23.589
402	06	02	00	Abonos, plaguicidas y otros	151.742	0	0	0	0	0	151.742
402	06	03	00	Tintas, pinturas y colorantes	43.858	0	0	0	0	0	43.858
402	06	04	00	Productos farmacéuticos y medicamentos	404.996	0	0	0	0	0	404.996
402	06	05	00	Productos de tocador	487.462	0	0	0	0	0	487.462
402	06	06	00	Combustibles y lubricantes	969.585	0	0	0	0	0	969.585
402	06	08	00	Productos plásticos	2.724.970	0	0	0	0	0	2.724.970
402	06	99	00	Otros productos de la industria química y conexos	6.264	0	0	0	0	0	6.264
402	07	00	00	Productos minerales no metálicos	8.015	0	0	0	0	0	8.015
402	07	02	00	Vidrios y productos de vidrio	1.751	0	0	0	0	0	1.751
402	07	99	00	Otros productos minerales no metálicos	6.264	0	0	0	0	0	6.264
402	08	00	00	Productos metálicos	1.782.465	0	0	0	0	0	1.782.465
402	08	01	00	Productos primarios de hierro y acero	105.322	0	0	0	0	0	105.322
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	276.691	0	0	0	0	0	276.691
402	08	04	00	Productos metálicos estructurales	35.916	0	0	0	0	0	35.916
402	08	05	00	Materiales de orden público, seguridad y defensa	1.152.550	0	0	0	0	0	1.152.550
402	08	07	00	Material de señalamiento	7.805	0	0	0	0	0	7.805
402	08	09	00	Repuestos y accesorios para equipos de transporte	132.310	0	0	0	0	0	132.310
402	08	10	00	Repuestos y accesorios para otros equipos	9.024	0	0	0	0	0	9.024
402	08	99	00	Otros productos metálicos	62.847	0	0	0	0	0	62.847
402	09	00	00	Productos de madera	5.220	0	0	0	0	0	5.220
402	09	99	00	Otros productos de madera	5.220	0	0	0	0	0	5.220
402	10	00	00	Productos varios y útiles diversos	31.649.761	0	0	0	0	0	31.649.761
402	10	01	00	Artículos de deporte, recreación y juguetes	156.464	0	0	0	0	0	156.464
402	10	02	00	Materiales y útiles de limpieza y aseo	1.518.638	0	0	0	0	0	1.518.638

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	3.050	0	0	0	0	0	3.050
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	770	0	0	0	0	0	770
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.565.085	0	0	0	0	0	7.565.085
402	10	06	00	Condecoraciones, ofrendas y similares	17.170	0	0	0	0	0	17.170
402	10	07	00	Productos de seguridad en el trabajo	112.424	0	0	0	0	0	112.424
402	10	08	00	Materiales para equipos de computación	20.690.361	0	0	0	0	0	20.690.361
402	10	11	00	Materiales eléctricos	1.403.582	0	0	0	0	0	1.403.582
402	10	12	00	Materiales para instalaciones sanitarias	34.638	0	0	0	0	0	34.638
402	10	99	00	Otros productos y útiles diversos	147.579	0	0	0	0	0	147.579
402	99	00	00	Otros materiales y suministros	4.335.590	0	0	0	0	0	4.335.590
402	99	01	00	Otros materiales y suministros	4.335.590	0	0	0	0	0	4.335.590
403	**00**	**00**	**00**	**Servicios no personales**	**490.819.129**	**0**	**0**	**0**	**0**	**0**	**490.819.129**
403	01	00	00	Alquileres de inmuebles	57.665.000	0	0	0	0	0	57.665.000
403	01	01	00	Alquileres de edificios y locales	57.525.000	0	0	0	0	0	57.525.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	140.000	0	0	0	0	0	140.000
403	02	00	00	Alquileres de maquinaria y equipos	22.035.515	0	0	0	0	0	22.035.515
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	22.031.613	0	0	0	0	0	22.031.613
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	3.600	0	0	0	0	0	3.600
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	300	0	0	0	0	0	300
403	02	99	00	Alquileres de otras maquinaria y equipos	2	0	0	0	0	0	2
403	04	00	00	Servicios básicos	67.202.192	0	0	0	0	0	67.202.192
403	04	01	00	Electricidad	1.195.000	0	0	0	0	0	1.195.000
403	04	03	00	Agua	185.000	0	0	0	0	0	185.000
403	04	04	00	Teléfonos	63.597.900	0	0	0	0	0	63.597.900
403	04	05	00	Servicio de comunicaciones	2.001.292	0	0	0	0	0	2.001.292
403	04	06	00	Servicio de aseo urbano y domiciliario	223.000	0	0	0	0	0	223.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	595.000	0	0	0	0	0	595.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	595.000	0	0	0	0	0	595.000
403	06	00	00	Servicios de transporte y almacenaje	204.850	0	0	0	0	0	204.850
403	06	01	00	Fletes y embalajes	201.810	0	0	0	0	0	201.810
403	06	03	00	Estacionamiento	2.040	0	0	0	0	0	2.040

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000	0	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	78.322.065	0	0	0	0	0	78.322.065
403	07	01	00	Publicidad y propaganda	44.886.270	0	0	0	0	0	44.886.270
403	07	02	00	Imprenta y reproducción	2.284.791	0	0	0	0	0	2.284.791
403	07	03	00	Relaciones sociales	28.899.141	0	0	0	0	0	28.899.141
403	07	04	00	Avisos	2.251.863	0	0	0	0	0	2.251.863
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	23.023.289	0	0	0	0	0	23.023.289
403	08	01	00	Primas y gastos de seguros	22.900.300	0	0	0	0	0	22.900.300
403	08	02	00	Comisiones y gastos bancarios	122.989	0	0	0	0	0	122.989
403	09	00	00	Viáticos y pasajes	23.834.710	0	0	0	0	0	23.834.710
403	09	01	00	Viáticos y pasajes dentro del país	17.886.498	0	0	0	0	0	17.886.498
403	09	02	00	Viáticos y pasajes fuera del país	5.948.212	0	0	0	0	0	5.948.212
403	10	00	00	Servicios profesionales y técnicos	38.105.504	0	0	0	0	0	38.105.504
403	10	01	00	Servicios jurídicos	169.424	0	0	0	0	0	169.424
403	10	03	00	Servicios de procesamiento de datos	9.400.000	0	0	0	0	0	9.400.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	167.060	0	0	0	0	0	167.060
403	10	07	00	Servicios de capacitación y adiestramiento	2.910.000	0	0	0	0	0	2.910.000
403	10	09	00	Servicios de lavandería y tintorería	1.200	0	0	0	0	0	1.200
403	10	99	00	Otros servicios profesionales y técnicos	25.457.820	0	0	0	0	0	25.457.820
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.004.862	0	0	0	0	0	4.004.862
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	62.500	0	0	0	0	0	62.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.426.640	0	0	0	0	0	3.426.640
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	6.000	0	0	0	0	0	6.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	382.100	0	0	0	0	0	382.100
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	127.622	0	0	0	0	0	127.622
403	12	00	00	Conservación y reparaciones menores de obras	21.323.422	0	0	0	0	0	21.323.422
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	21.323.422	0	0	0	0	0	21.323.422
403	15	00	00	Servicios fiscales	8.072.431	0	0	0	0	0	8.072.431
403	15	01	00	Derechos de importación y servicios aduaneros	8.000.000	0	0	0	0	0	8.000.000
403	15	02	00	Tasas y otros derechos obligatorios	72.431	0	0	0	0	0	72.431

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	100.000	0	0	0	0	0	100.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	56.974.828	0	0	0	0	0	56.974.828
403	18	01	00	Impuesto al valor agregado	56.974.828	0	0	0	0	0	56.974.828
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.903.982	0	0	0	0	0	1.903.982
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.903.982	0	0	0	0	0	1.903.982
403	99	00	00	Otros servicios no personales	87.451.479	0	0	0	0	0	87.451.479
403	99	01	00	Otros servicios no personales	87.451.479	0	0	0	0	0	87.451.479
404	**00**	**00**	**00**	**Activos reales**	**27.949.563**	**0**	**0**	**0**	**0**	**0**	**27.949.563**
404	01	00	00	Repuestos y reparaciones mayores	16.166	0	0	0	0	0	16.166
404	01	01	00	Repuestos mayores	15.440	0	0	0	0	0	15.440
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	6.000	0	0	0	0	0	6.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	9.440	0	0	0	0	0	9.440
404	01	02	00	Reparaciones mayores de maquinaria y equipos	726	0	0	0	0	0	726
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	726	0	0	0	0	0	726
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	591.609	0	0	0	0	0	591.609
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	20.965	0	0	0	0	0	20.965
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	22.440	0	0	0	0	0	22.440
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	447.443	0	0	0	0	0	447.443
404	03	05	00	Maquinaria y equipos industriales y de taller	463	0	0	0	0	0	463
404	03	08	00	Equipos de almacén	66.829	0	0	0	0	0	66.829
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	33.469	0	0	0	0	0	33.469
404	04	00	00	Equipos de transporte, tracción y elevación	1.483.328	0	0	0	0	0	1.483.328
404	04	01	00	Vehículos automotores terrestres	1.448.350	0	0	0	0	0	1.448.350
404	04	03	00	Equipos marítimos de transporte	500	0	0	0	0	0	500
404	04	05	00	Vehículos de tracción no motorizados	29.227	0	0	0	0	0	29.227
404	04	06	00	Equipos auxiliares de transporte	5.251	0	0	0	0	0	5.251
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.345.448	0	0	0	0	0	2.345.448
404	05	01	00	Equipos de telecomunicaciones	2.303.598	0	0	0	0	0	2.303.598
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	41.850	0	0	0	0	0	41.850
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	745.384	0	0	0	0	0	745.384

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	01	00	Equipos científicos y de laboratorio	1.626	0	0	0	0	0	1.626
404	07	02	00	Equipos de enseñanza, deporte y recreación	410.658	0	0	0	0	0	410.658
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	120.000	0	0	0	0	0	120.000
404	07	06	00	Instrumentos musicales y equipos de audio	211.000	0	0	0	0	0	211.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	2.100	0	0	0	0	0	2.100
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	26.620	0	0	0	0	0	26.620
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	26.620	0	0	0	0	0	26.620
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.928.801	0	0	0	0	0	10.928.801
404	09	01	00	Mobiliario y equipos de oficina	2.850.245	0	0	0	0	0	2.850.245
404	09	02	00	Equipos de computación	6.595.722	0	0	0	0	0	6.595.722
404	09	03	00	Mobiliario y equipos de alojamiento	1.230.359	0	0	0	0	0	1.230.359
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	252.475	0	0	0	0	0	252.475
404	12	00	00	Activos intangibles	5.775.506	0	0	0	0	0	5.775.506
404	12	04	00	Paquetes y programas de computación	5.775.506	0	0	0	0	0	5.775.506
404	99	00	00	Otros activos reales	6.036.701	0	0	0	0	0	6.036.701
404	99	01	00	Otros activos reales	6.036.701	0	0	0	0	0	6.036.701
407	**00**	**00**	**00**	**Transferencias y donaciones**	**329.431.173**	**0**	**0**	**0**	**0**	**0**	**329.431.173**
407	01	00	00	Transferencias y donaciones corrientes internas	329.431.173	0	0	0	0	0	329.431.173
407	01	01	00	Transferencias corrientes internas al sector privado	317.237.403	0	0	0	0	0	317.237.403
407	01	01	01	Pensiones del personal empleado, obrero y militar	21.872.926	0	0	0	0	0	21.872.926
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	204.884.433	0	0	0	0	0	204.884.433
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	657.048	0	0	0	0	0	657.048
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	7.870.724	0	0	0	0	0	7.870.724
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.867.695	0	0	0	0	0	1.867.695
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	19.878.281	0	0	0	0	0	19.878.281
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	46.999.861	0	0	0	0	0	46.999.861
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	13.206.435	0	0	0	0	0	13.206.435
407	01	02	00	Donaciones corrientes internas al sector privado	688.123	0	0	0	0	0	688.123
407	01	02	01	Donaciones corrientes a personas	688.123	0	0	0	0	0	688.123
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	2.415.074	0	0	0	0	0	2.415.074

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	05	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	241.507	0	0	0	0	0	241.507
407	01	05	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	230.580	0	0	0	0	0	230.580
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	7.394.067	0	0	0	0	0	7.394.067
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	739.407	0	0	0	0	0	739.407
407	01	06	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	485.012	0	0	0	0	0	485.012
				Totales	**2.191.540.129**	**0**	**0**	**0**	**0**	**0**	**2.191.540.129**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114303 030071000 ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE GESTIÓN DE GREMIOS Y SINDICATOS.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA

META: 6

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE GREMIOS Y SINDICATOS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.954.700**	**0**	**0**	**0**	**0**	**0**	**2.954.700**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.268.000	0	0	0	0	0	2.268.000
401	01	18	00	Remuneraciones al personal contratado	1.512.000	0	0	0	0	0	1.512.000
401	01	99	00	Otras retribuciones	756.000	0	0	0	0	0	756.000
401	04	00	00	Complementos de sueldos y salarios	409.500	0	0	0	0	0	409.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	409.500	0	0	0	0	0	409.500
401	08	00	00	Prestaciones sociales e indemnizaciones	277.200	0	0	0	0	0	277.200
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	277.200	0	0	0	0	0	277.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**23.930**	**0**	**0**	**0**	**0**	**0**	**23.930**
402	03	00	00	Textiles y vestuarios	7.500	0	0	0	0	0	7.500
402	03	02	00	Prendas de vestir	7.500	0	0	0	0	0	7.500
402	05	00	00	Productos de papel, cartón e impresos	6.303	0	0	0	0	0	6.303
402	05	01	00	Pulpa de madera, papel y cartón	330	0	0	0	0	0	330
402	05	03	00	Productos de papel y cartón para oficina	5.888	0	0	0	0	0	5.888
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	85	0	0	0	0	0	85
402	06	00	00	Productos químicos y derivados	1.525	0	0	0	0	0	1.525
402	06	08	00	Productos plásticos	1.525	0	0	0	0	0	1.525
402	10	00	00	Productos varios y útiles diversos	8.602	0	0	0	0	0	8.602
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.076	0	0	0	0	0	2.076
402	10	08	00	Materiales para equipos de computación	6.526	0	0	0	0	0	6.526
403	**00**	**00**	**00**	**Servicios no personales**	**195.680**	**0**	**0**	**0**	**0**	**0**	**195.680**
403	01	00	00	Alquileres de inmuebles	7.500	0	0	0	0	0	7.500
403	01	01	00	Alquileres de edificios y locales	7.500	0	0	0	0	0	7.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.000	0	0	0	0	0	3.000
403	07	02	00	Imprenta y reproducción	3.000	0	0	0	0	0	3.000
403	09	00	00	Viáticos y pasajes	18.208	0	0	0	0	0	18.208
403	09	01	00	Viáticos y pasajes dentro del pais	18.208	0	0	0	0	0	18.208
403	18	00	00	Impuestos indirectos	23.349	0	0	0	0	0	23.349
403	18	01	00	Impuesto al valor agregado	23.349	0	0	0	0	0	23.349

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114303 030071000 ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE GESTIÓN DE GREMIOS Y SINDICATOS.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 6

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE GREMIOS Y SINDICATOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	143.623	0	0	0	0	0	143.623
403	99	01	00	Otros servicios no personales	143.623	0	0	0	0	0	143.623
404	**00**	**00**	**00**	**Activos reales**	**16.515**	**0**	**0**	**0**	**0**	**0**	**16.515**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	16.515	0	0	0	0	0	16.515
404	09	02	00	Equipos de computación	16.515	0	0	0	0	0	16.515
				Totales	**3.190.825**	**0**	**0**	**0**	**0**	**0**	**3.190.825**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114303 030071000 ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE GESTIÓN DE GREMIOS Y SINDICATOS.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 6

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE GREMIOS Y SINDICATOS **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114303 030071000 ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE GESTIÓN DE GREMIOS Y SINDICATOS.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 6

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE GREMIOS Y SINDICATOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030071001 OPERATIVIZAR EL SISTEMA INFORMÁTICO DE ORGANIZACIONES SINDICALES Y GREMIALES.

UNIDAD DE MEDIDA: CONSULTA **META:** 490

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUTOMATIZACION/ OFICINA NACIONAL DE GREMIOS Y SINDICATOS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.982**	**0**	**0**	**0**	**0**	0	**1.982**
403	18	00	00	Impuestos indirectos	1.982	0	0	0	0	0	1.982
403	18	01	00	Impuesto al valor agregado	1.982	0	0	0	0	0	1.982
404	**00**	**00**	**00**	**Activos reales**	**16.515**	**0**	**0**	**0**	**0**	0	**16.515**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	16.515	0	0	0	0	0	16.515
404	09	02	00	Equipos de computación	16.515	0	0	0	0	0	16.515
				Totales	**18.497**	**0**	**0**	**0**	**0**	0	**18.497**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114303 030071000 ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE GESTIÓN DE GREMIOS Y SINDICATOS.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 6

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE GREMIOS Y SINDICATOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030071002 REALIZAR TALLERES DE INDUCCIÓN A LOS FUNCIONARIOS SOBRE APLICACIÓN DE LA SEGUNDA FASE DE LA HERRAMIENTA INFORMÁTICA PARA EL CUMPLIMIENTO DE LAS NORMAS QUE REGULAN LOS PROCESOS ELECTORALES SINDICALES Y GREMIALES.

UNIDAD DE MEDIDA: TALLER **META:** 6

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE GREMIOS Y SINDICATOS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.989**	**0**	**0**	**0**	**0**	0	**9.989**
402	05	00	00	Productos de papel, cartón e impresos	4.700	0	0	0	0	0	4.700
402	05	01	00	Pulpa de madera, papel y cartón	330	0	0	0	0	0	330
402	05	03	00	Productos de papel y cartón para oficina	4.285	0	0	0	0	0	4.285
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	85	0	0	0	0	0	85
402	10	00	00	Productos varios y útiles diversos	5.289	0	0	0	0	0	5.289
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.526	0	0	0	0	0	1.526
402	10	08	00	Materiales para equipos de computación	3.763	0	0	0	0	0	3.763
403	**00**	**00**	**00**	**Servicios no personales**	**6.694**	**0**	**0**	**0**	**0**	0	**6.694**
403	09	00	00	Viáticos y pasajes	5.495	0	0	0	0	0	5.495
403	09	01	00	Viáticos y pasajes dentro del país	5.495	0	0	0	0	0	5.495
403	18	00	00	Impuestos indirectos	1.199	0	0	0	0	0	1.199
403	18	01	00	Impuesto al valor agregado	1.199	0	0	0	0	0	1.199
				Totales	**16.683**	**0**	**0**	**0**	**0**	0	**16.683**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114303 030071000 ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE GESTIÓN DE GREMIOS Y SINDICATOS.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 6

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE GREMIOS Y SINDICATOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030071003 EJECUTAR CAMPAÑA DE PROMOCIÓN DE LA PARTICIPACIÓN EN LOS PROCESOS ELECTORALES SINDICALES Y GREMIALES.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE INFORMACION Y COMUNICACIÓN/ OFICINA NACIONAL DE GREMIOS Y SINDICATOS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.954.700**	**0**	**0**	**0**	**0**	0	**2.954.700**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.268.000	0	0	0	0	0	2.268.000
401	01	18	00	Remuneraciones al personal contratado	1.512.000	0	0	0	0	0	1.512.000
401	01	99	00	Otras retribuciones	756.000	0	0	0	0	0	756.000
401	04	00	00	Complementos de sueldos y salarios	409.500	0	0	0	0	0	409.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	409.500	0	0	0	0	0	409.500
401	08	00	00	Prestaciones sociales e indemnizaciones	277.200	0	0	0	0	0	277.200
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	277.200	0	0	0	0	0	277.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.941**	**0**	**0**	**0**	**0**	0	**13.941**
402	03	00	00	Textiles y vestuarios	7.500	0	0	0	0	0	7.500
402	03	02	00	Prendas de vestir	7.500	0	0	0	0	0	7.500
402	05	00	00	Productos de papel, cartón e impresos	1.603	0	0	0	0	0	1.603
402	05	03	00	Productos de papel y cartón para oficina	1.603	0	0	0	0	0	1.603
402	06	00	00	Productos químicos y derivados	1.525	0	0	0	0	0	1.525
402	06	08	00	Productos plásticos	1.525	0	0	0	0	0	1.525
402	10	00	00	Productos varios y útiles diversos	3.313	0	0	0	0	0	3.313
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	550	0	0	0	0	0	550
402	10	08	00	Materiales para equipos de computación	2.763	0	0	0	0	0	2.763
403	**00**	**00**	**00**	**Servicios no personales**	**187.004**	**0**	**0**	**0**	**0**	0	**187.004**
403	01	00	00	Alquileres de inmuebles	7.500	0	0	0	0	0	7.500
403	01	01	00	Alquileres de edificios y locales	7.500	0	0	0	0	0	7.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.000	0	0	0	0	0	3.000
403	07	02	00	Imprenta y reproducción	3.000	0	0	0	0	0	3.000
403	09	00	00	Viáticos y pasajes	12.713	0	0	0	0	0	12.713

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114303 030071000 ACTUALIZACIÓN DE LA PLATAFORMA TECNOLÓGICA DE GESTIÓN DE GREMIOS Y SINDICATOS.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 6

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE GREMIOS Y SINDICATOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 030071003 EJECUTAR CAMPAÑA DE PROMOCIÓN DE LA PARTICIPACIÓN EN LOS PROCESOS ELECTORALES SINDICALES Y GREMIALES.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE INFORMACION Y COMUNICACIÓN/ OFICINA NACIONAL DE GREMIOS Y SINDICATOS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	12.713	0	0	0	0	0	12.713
403	18	00	00	Impuestos indirectos	20.168	0	0	0	0	0	20.168
403	18	01	00	Impuesto al valor agregado	20.168	0	0	0	0	0	20.168
403	99	00	00	Otros servicios no personales	143.623	0	0	0	0	0	143.623
403	99	01	00	Otros servicios no personales	143.623	0	0	0	0	0	143.623
				Totales	**3.155.645**	**0**	**0**	**0**	**0**	0	**3.155.645**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 114291 030072000 INSCRIPCIÓN Y ACTUALIZACIÓN DEL REGISTRO ELECTORAL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: CENTRO DE ACTUALIZACIÓN **META:** 580

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**31.715.227**	**0**	**0**	**0**	**0**	**0**	**31.715.227**
401	01	00	00	Sueldos, salarios y otras retribuciones	17.502.000	0	0	0	0	0	17.502.000
401	01	18	00	Remuneraciones al personal contratado	17.502.000	0	0	0	0	0	17.502.000
401	04	00	00	Complementos de sueldos y salarios	6.695.172	0	0	0	0	0	6.695.172
401	04	08	00	Bono compensatorio de alimentación a empleados	6.695.172	0	0	0	0	0	6.695.172
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.797.494	0	0	0	0	0	1.797.494
401	05	01	00	Aguinaldos a empleados	729.250	0	0	0	0	0	729.250
401	05	08	00	Bono vacacional al personal contratado	1.068.244	0	0	0	0	0	1.068.244
401	06	00	00	Aportes patronales y legales	2.625.300	0	0	0	0	0	2.625.300
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.221.408	0	0	0	0	0	2.221.408
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	403.892	0	0	0	0	0	403.892
401	08	00	00	Prestaciones sociales e indemnizaciones	3.095.261	0	0	0	0	0	3.095.261
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.095.261	0	0	0	0	0	3.095.261
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.542.625**	**0**	**0**	**0**	**0**	**0**	**6.542.625**
402	03	00	00	Textiles y vestuarios	1.914.031	0	0	0	0	0	1.914.031
402	03	01	00	Textiles	639.031	0	0	0	0	0	639.031
402	03	02	00	Prendas de vestir	1.275.000	0	0	0	0	0	1.275.000
402	05	00	00	Productos de papel, cartón e impresos	502.621	0	0	0	0	0	502.621
402	05	01	00	Pulpa de madera, papel y cartón	369.580	0	0	0	0	0	369.580
402	05	03	00	Productos de papel y cartón para oficina	133.041	0	0	0	0	0	133.041
402	06	00	00	Productos químicos y derivados	821.035	0	0	0	0	0	821.035
402	06	05	00	Productos de tocador	905	0	0	0	0	0	905
402	06	06	00	Combustibles y lubricantes	819.425	0	0	0	0	0	819.425
402	06	08	00	Productos plásticos	705	0	0	0	0	0	705
402	10	00	00	Productos varios y útiles diversos	2.239.313	0	0	0	0	0	2.239.313
402	10	02	00	Materiales y útiles de limpieza y aseo	65.187	0	0	0	0	0	65.187
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	594.256	0	0	0	0	0	594.256
402	10	07	00	Productos de seguridad en el trabajo	4.250	0	0	0	0	0	4.250
402	10	08	00	Materiales para equipos de computación	1.575.620	0	0	0	0	0	1.575.620

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 114291 030072000 INSCRIPCIÓN Y ACTUALIZACIÓN DEL REGISTRO ELECTORAL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: CENTRO DE ACTUALIZACIÓN **META:** 580

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	1.065.625	0	0	0	0	0	1.065.625
402	99	01	00	Otros materiales y suministros	1.065.625	0	0	0	0	0	1.065.625
403	**00**	**00**	**00**	**Servicios no personales**	**24.295.639**	**0**	**0**	**0**	**0**	**0**	**24.295.639**
403	02	00	00	Alquileres de maquinaria y equipos	12.717.000	0	0	0	0	0	12.717.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	12.717.000	0	0	0	0	0	12.717.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	550.000	0	0	0	0	0	550.000
403	07	01	00	Publicidad y propaganda	500.000	0	0	0	0	0	500.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	3.309.828	0	0	0	0	0	3.309.828
403	09	01	00	Viáticos y pasajes dentro del pais	3.309.828	0	0	0	0	0	3.309.828
403	10	00	00	Servicios profesionales y técnicos	4.750.000	0	0	0	0	0	4.750.000
403	10	03	00	Servicios de procesamiento de datos	4.750.000	0	0	0	0	0	4.750.000
403	18	00	00	Impuestos indirectos	2.968.811	0	0	0	0	0	2.968.811
403	18	01	00	Impuesto al valor agregado	2.968.811	0	0	0	0	0	2.968.811
404	**00**	**00**	**00**	**Activos reales**	**180.468**	**0**	**0**	**0**	**0**	**0**	**180.468**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	88.000	0	0	0	0	0	88.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	24.000	0	0	0	0	0	24.000
404	03	08	00	Equipos de almacén	64.000	0	0	0	0	0	64.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	19.500	0	0	0	0	0	19.500
404	05	01	00	Equipos de telecomunicaciones	12.500	0	0	0	0	0	12.500
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	7.000	0	0	0	0	0	7.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	567	0	0	0	0	0	567
404	07	02	00	Equipos de enseñanza, deporte y recreación	567	0	0	0	0	0	567
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	72.401	0	0	0	0	0	72.401
404	09	01	00	Mobiliario y equipos de oficina	20.001	0	0	0	0	0	20.001
404	09	02	00	Equipos de computación	50.000	0	0	0	0	0	50.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.400	0	0	0	0	0	2.400
				Totales	**62.733.959**	**0**	**0**	**0**	**0**	**0**	**62.733.959**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114291 030072000 INSCRIPCIÓN Y ACTUALIZACIÓN DEL REGISTRO ELECTORAL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: CENTRO DE ACTUALIZACIÓN

META: 580

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 114291 030072000 INSCRIPCIÓN Y ACTUALIZACIÓN DEL REGISTRO ELECTORAL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: CENTRO DE ACTUALIZACIÓN **META:** 580

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 030072001 EJECUCIÓN DE LA JORNADA DE INSCRIPCIÓN Y ACTUALIZACIÓN DEL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: CENTRO DE ACTUALIZACIÓN **META:** 580

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
401	**00**	**00**	**00**	**Gastos de personal**	**31.536.275**	**0**	**0**	**0**	**0**	0	**31.536.275**
401	01	00	00	Sueldos, salarios y otras retribuciones	17.400.000	0	0	0	0	0	17.400.000
401	01	18	00	Remuneraciones al personal contratado	17.400.000	0	0	0	0	0	17.400.000
401	04	00	00	Complementos de sueldos y salarios	6.660.720	0	0	0	0	0	6.660.720
401	04	08	00	Bono compensatorio de alimentación a empleados	6.660.720	0	0	0	0	0	6.660.720
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.788.333	0	0	0	0	0	1.788.333
401	05	01	00	Aguinaldos a empleados	725.000	0	0	0	0	0	725.000
401	05	08	00	Bono vacacional al personal contratado	1.063.333	0	0	0	0	0	1.063.333
401	06	00	00	Aportes patronales y legales	2.610.000	0	0	0	0	0	2.610.000
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.208.462	0	0	0	0	0	2.208.462
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	401.538	0	0	0	0	0	401.538
401	08	00	00	Prestaciones sociales e indemnizaciones	3.077.222	0	0	0	0	0	3.077.222
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.077.222	0	0	0	0	0	3.077.222
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.232.872**	**0**	**0**	**0**	**0**	0	**6.232.872**
402	03	00	00	Textiles y vestuarios	1.914.031	0	0	0	0	0	1.914.031
402	03	01	00	Textiles	639.031	0	0	0	0	0	639.031
402	03	02	00	Prendas de vestir	1.275.000	0	0	0	0	0	1.275.000
402	05	00	00	Productos de papel, cartón e impresos	502.621	0	0	0	0	0	502.621
402	05	01	00	Pulpa de madera, papel y cartón	369.580	0	0	0	0	0	369.580
402	05	03	00	Productos de papel y cartón para oficina	133.041	0	0	0	0	0	133.041
402	06	00	00	Productos químicos y derivados	590.625	0	0	0	0	0	590.625
402	06	06	00	Combustibles y lubricantes	590.625	0	0	0	0	0	590.625
402	10	00	00	Productos varios y útiles diversos	2.159.970	0	0	0	0	0	2.159.970
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	584.350	0	0	0	0	0	584.350

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 114291 030072000 INSCRIPCIÓN Y ACTUALIZACIÓN DEL REGISTRO ELECTORAL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: CENTRO DE ACTUALIZACIÓN **META:** 580

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030072001 EJECUCIÓN DE LA JORNADA DE INSCRIPCIÓN Y ACTUALIZACIÓN DEL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: CENTRO DE ACTUALIZACIÓN **META:** 580

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	1.575.620	0	0	0	0	0	1.575.620
402	99	00	00	Otros materiales y suministros	1.065.625	0	0	0	0	0	1.065.625
402	99	01	00	Otros materiales y suministros	1.065.625	0	0	0	0	0	1.065.625
403	**00**	**00**	**00**	**Servicios no personales**	**18.525.745**	**0**	**0**	**0**	**0**	0	**18.525.745**
403	02	00	00	Alquileres de maquinaria y equipos	12.393.000	0	0	0	0	0	12.393.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	12.393.000	0	0	0	0	0	12.393.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	550.000	0	0	0	0	0	550.000
403	07	01	00	Publicidad y propaganda	500.000	0	0	0	0	0	500.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	3.281.640	0	0	0	0	0	3.281.640
403	09	01	00	Viáticos y pasajes dentro del país	3.281.640	0	0	0	0	0	3.281.640
403	18	00	00	Impuestos indirectos	2.301.105	0	0	0	0	0	2.301.105
403	18	01	00	Impuesto al valor agregado	2.301.105	0	0	0	0	0	2.301.105
				Totales	**56.294.892**	**0**	**0**	**0**	**0**	0	**56.294.892**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 114291 030072000 INSCRIPCIÓN Y ACTUALIZACIÓN DEL REGISTRO ELECTORAL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: CENTRO DE ACTUALIZACIÓN **META:** 580

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 030072002 ACTUALIZACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA DE LA OFICINA NACIONAL DEL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: *INFORME* **META:** 4

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**178.952**	**0**	**0**	**0**	**0**	0	**178.952**
401	01	00	00	Sueldos, salarios y otras retribuciones	102.000	0	0	0	0	0	102.000
401	01	18	00	Remuneraciones al personal contratado	102.000	0	0	0	0	0	102.000
401	04	00	00	Complementos de sueldos y salarios	34.452	0	0	0	0	0	34.452
401	04	08	00	Bono compensatorio de alimentación a empleados	34.452	0	0	0	0	0	34.452
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.161	0	0	0	0	0	9.161
401	05	01	00	Aguinaldos a empleados	4.250	0	0	0	0	0	4.250
401	05	08	00	Bono vacacional al personal contratado	4.911	0	0	0	0	0	4.911
401	06	00	00	Aportes patronales y legales	15.300	0	0	0	0	0	15.300
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	12.946	0	0	0	0	0	12.946
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.354	0	0	0	0	0	2.354
401	08	00	00	Prestaciones sociales e indemnizaciones	18.039	0	0	0	0	0	18.039
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	18.039	0	0	0	0	0	18.039
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**309.753**	**0**	**0**	**0**	**0**	0	**309.753**
402	06	00	00	Productos químicos y derivados	230.410	0	0	0	0	0	230.410
402	06	05	00	Productos de tocador	905	0	0	0	0	0	905
402	06	06	00	Combustibles y lubricantes	228.800	0	0	0	0	0	228.800
402	06	08	00	Productos plásticos	705	0	0	0	0	0	705
402	10	00	00	Productos varios y útiles diversos	79.343	0	0	0	0	0	79.343
402	10	02	00	Materiales y útiles de limpieza y aseo	65.187	0	0	0	0	0	65.187
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	9.906	0	0	0	0	0	9.906
402	10	07	00	Productos de seguridad en el trabajo	4.250	0	0	0	0	0	4.250
403	**00**	**00**	**00**	**Servicios no personales**	**5.769.894**	**0**	**0**	**0**	**0**	0	**5.769.894**
403	02	00	00	Alquileres de maquinaria y equipos	324.000	0	0	0	0	0	324.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 114291 030072000 INSCRIPCIÓN Y ACTUALIZACIÓN DEL REGISTRO ELECTORAL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: CENTRO DE ACTUALIZACIÓN **META:** 580

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030072002 ACTUALIZACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA DE LA OFICINA NACIONAL DEL REGISTRO ELECTORAL.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO ELECTORAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	324.000	0	0	0	0	0	324.000
403	09	00	00	Viáticos y pasajes	28.188	0	0	0	0	0	28.188
403	09	01	00	Viáticos y pasajes dentro del país	28.188	0	0	0	0	0	28.188
403	10	00	00	Servicios profesionales y técnicos	4.750.000	0	0	0	0	0	4.750.000
403	10	03	00	Servicios de procesamiento de datos	4.750.000	0	0	0	0	0	4.750.000
403	18	00	00	Impuestos indirectos	667.706	0	0	0	0	0	667.706
403	18	01	00	Impuesto al valor agregado	667.706	0	0	0	0	0	667.706
404	**00**	**00**	**00**	**Activos reales**	**180.468**	**0**	**0**	**0**	**0**	0	**180.468**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	88.000	0	0	0	0	0	88.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	24.000	0	0	0	0	0	24.000
404	03	08	00	Equipos de almacén	64.000	0	0	0	0	0	64.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	19.500	0	0	0	0	0	19.500
404	05	01	00	Equipos de telecomunicaciones	12.500	0	0	0	0	0	12.500
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	7.000	0	0	0	0	0	7.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	567	0	0	0	0	0	567
404	07	02	00	Equipos de enseñanza, deporte y recreación	567	0	0	0	0	0	567
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	72.401	0	0	0	0	0	72.401
404	09	01	00	Mobiliario y equipos de oficina	20.001	0	0	0	0	0	20.001
404	09	02	00	Equipos de computación	50.000	0	0	0	0	0	50.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.400	0	0	0	0	0	2.400
				Totales	**6.439.067**	**0**	**0**	**0**	**0**	0	**6.439.067**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114213 030073000 SISTEMA NACIONAL DE GERENCIA Y ADMINISTRACIÓN DEL REGISTRO CIVIL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**11.621.594**	**0**	**0**	**0**	**0**	**0**	**11.621.594**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.967.750	0	0	0	0	0	8.967.750
401	01	18	00	Remuneraciones al personal contratado	8.481.000	0	0	0	0	0	8.481.000
401	01	99	00	Otras retribuciones	486.750	0	0	0	0	0	486.750
401	04	00	00	Complementos de sueldos y salarios	1.237.401	0	0	0	0	0	1.237.401
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.237.401	0	0	0	0	0	1.237.401
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	237.967	0	0	0	0	0	237.967
401	05	07	00	Aguinaldos al personal contratado	162.250	0	0	0	0	0	162.250
401	05	08	00	Bono vacacional al personal contratado	75.717	0	0	0	0	0	75.717
401	06	00	00	Aportes patronales y legales	661.980	0	0	0	0	0	661.980
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	494.239	0	0	0	0	0	494.239
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	89.861	0	0	0	0	0	89.861
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	77.880	0	0	0	0	0	77.880
401	08	00	00	Prestaciones sociales e indemnizaciones	516.496	0	0	0	0	0	516.496
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	516.496	0	0	0	0	0	516.496
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**21.287.030**	**0**	**0**	**0**	**0**	**0**	**21.287.030**
402	01	00	00	Productos alimenticios y agropecuarios	465.200	0	0	0	0	0	465.200
402	01	01	00	Alimentos y bebidas para personas	465.200	0	0	0	0	0	465.200
402	05	00	00	Productos de papel, cartón e impresos	9.401.700	0	0	0	0	0	9.401.700
402	05	01	00	Pulpa de madera, papel y cartón	119.200	0	0	0	0	0	119.200
402	05	03	00	Productos de papel y cartón para oficina	8.985.000	0	0	0	0	0	8.985.000
402	05	06	00	Productos de papel y cartón para computación	297.500	0	0	0	0	0	297.500
402	06	00	00	Productos químicos y derivados	2.310.000	0	0	0	0	0	2.310.000
402	06	05	00	Productos de tocador	452.500	0	0	0	0	0	452.500
402	06	08	00	Productos plásticos	1.857.500	0	0	0	0	0	1.857.500
402	10	00	00	Productos varios y útiles diversos	9.110.130	0	0	0	0	0	9.110.130
402	10	02	00	Materiales y útiles de limpieza y aseo	802.500	0	0	0	0	0	802.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.552.500	0	0	0	0	0	3.552.500
402	10	07	00	Productos de seguridad en el trabajo	7.800	0	0	0	0	0	7.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114213 030073000 SISTEMA NACIONAL DE GERENCIA Y ADMINISTRACIÓN DEL REGISTRO CIVIL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: SISTEMA

META: 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	4.747.330	0	0	0	0	0	4.747.330
403	**00**	**00**	**00**	**Servicios no personales**	**25.091.376**	**0**	**0**	**0**	**0**	**0**	**25.091.376**
403	01	00	00	Alquileres de inmuebles	816.000	0	0	0	0	0	816.000
403	01	01	00	Alquileres de edificios y locales	816.000	0	0	0	0	0	816.000
403	02	00	00	Alquileres de maquinaria y equipos	478.000	0	0	0	0	0	478.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	478.000	0	0	0	0	0	478.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.553.150	0	0	0	0	0	5.553.150
403	07	01	00	Publicidad y propaganda	1.750.000	0	0	0	0	0	1.750.000
403	07	02	00	Imprenta y reproducción	1.975.150	0	0	0	0	0	1.975.150
403	07	03	00	Relaciones sociales	1.692.000	0	0	0	0	0	1.692.000
403	07	04	00	Avisos	136.000	0	0	0	0	0	136.000
403	09	00	00	Viáticos y pasajes	1.948.440	0	0	0	0	0	1.948.440
403	09	01	00	Viáticos y pasajes dentro del país	1.948.440	0	0	0	0	0	1.948.440
403	10	00	00	Servicios profesionales y técnicos	6.250.000	0	0	0	0	0	6.250.000
403	10	99	00	Otros servicios profesionales y técnicos	6.250.000	0	0	0	0	0	6.250.000
403	12	00	00	Conservación y reparaciones menores de obras	4.500.000	0	0	0	0	0	4.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.500.000	0	0	0	0	0	4.500.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	100.000	0	0	0	0	0	100.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	4.755.786	0	0	0	0	0	4.755.786
403	18	01	00	Impuesto al valor agregado	4.755.786	0	0	0	0	0	4.755.786
403	99	00	00	Otros servicios no personales	690.000	0	0	0	0	0	690.000
403	99	01	00	Otros servicios no personales	690.000	0	0	0	0	0	690.000
				Totales	**58.000.000**	**0**	**0**	**0**	**0**	**0**	**58.000.000**

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 114213 030073000 SISTEMA NACIONAL DE GERENCIA Y ADMINISTRACIÓN DEL REGISTRO CIVIL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 114213 030073000 SISTEMA NACIONAL DE GERENCIA Y ADMINISTRACIÓN DEL REGISTRO CIVIL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030073001 IMPLANTAR EL SISTEMA AUTOMATIZADO DEL REGISTRO CIVIL EN SU SEGUNDA FASE.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.792.650**	**0**	**0**	**0**	**0**	0	**4.792.650**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.362.000	0	0	0	0	0	4.362.000
401	01	18	00	Remuneraciones al personal contratado	4.362.000	0	0	0	0	0	4.362.000
401	04	00	00	Complementos de sueldos y salarios	430.650	0	0	0	0	0	430.650
401	04	26	00	Bono compensatorio de alimentación al personal contratado	430.650	0	0	0	0	0	430.650
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**178.000**	**0**	**0**	**0**	**0**	0	**178.000**
402	01	00	00	Productos alimenticios y agropecuarios	114.000	0	0	0	0	0	114.000
402	01	01	00	Alimentos y bebidas para personas	114.000	0	0	0	0	0	114.000
402	10	00	00	Productos varios y útiles diversos	64.000	0	0	0	0	0	64.000
402	10	08	00	Materiales para equipos de computación	64.000	0	0	0	0	0	64.000
403	**00**	**00**	**00**	**Servicios no personales**	**8.440.720**	**0**	**0**	**0**	**0**	0	**8.440.720**
403	01	00	00	Alquileres de inmuebles	216.000	0	0	0	0	0	216.000
403	01	01	00	Alquileres de edificios y locales	216.000	0	0	0	0	0	216.000
403	02	00	00	Alquileres de maquinaria y equipos	19.500	0	0	0	0	0	19.500
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	19.500	0	0	0	0	0	19.500
403	09	00	00	Viáticos y pasajes	651.600	0	0	0	0	0	651.600
403	09	01	00	Viáticos y pasajes dentro del país	651.600	0	0	0	0	0	651.600
403	10	00	00	Servicios profesionales y técnicos	6.250.000	0	0	0	0	0	6.250.000
403	10	99	00	Otros servicios profesionales y técnicos	6.250.000	0	0	0	0	0	6.250.000
403	18	00	00	Impuestos indirectos	853.620	0	0	0	0	0	853.620
403	18	01	00	Impuesto al valor agregado	853.620	0	0	0	0	0	853.620
403	99	00	00	Otros servicios no personales	450.000	0	0	0	0	0	450.000
403	99	01	00	Otros servicios no personales	450.000	0	0	0	0	0	450.000
				Totales	**13.411.370**	**0**	**0**	**0**	**0**	0	**13.411.370**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114213 030073000 SISTEMA NACIONAL DE GERENCIA Y ADMINISTRACIÓN DEL REGISTRO CIVIL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 030073002 IMPLEMENTAR LA INFRAESTRUCTURA FÍSICA, MOBILIARIO Y EQUIPOS PARA LAS OFICINAS Y UNIDADES DE REGISTRO CIVIL ADSCRITAS AL CONSEJO NACIONAL ELECTORAL, EN SU PRIMERA FASE.

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**354.195**	**0**	**0**	**0**	**0**	0	**354.195**
401	01	00	00	Sueldos, salarios y otras retribuciones	225.000	0	0	0	0	0	225.000
401	01	18	00	Remuneraciones al personal contratado	225.000	0	0	0	0	0	225.000
401	04	00	00	Complementos de sueldos y salarios	129.195	0	0	0	0	0	129.195
401	04	26	00	Bono compensatorio de alimentación al personal contratado	129.195	0	0	0	0	0	129.195
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**34.200**	**0**	**0**	**0**	**0**	0	**34.200**
402	01	00	00	Productos alimenticios y agropecuarios	34.200	0	0	0	0	0	34.200
402	01	01	00	Alimentos y bebidas para personas	34.200	0	0	0	0	0	34.200
403	**00**	**00**	**00**	**Servicios no personales**	**5.515.024**	**0**	**0**	**0**	**0**	0	**5.515.024**
403	02	00	00	Alquileres de maquinaria y equipos	13.000	0	0	0	0	0	13.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	13.000	0	0	0	0	0	13.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	18.000	0	0	0	0	0	18.000
403	07	03	00	Relaciones sociales	18.000	0	0	0	0	0	18.000
403	09	00	00	Viáticos y pasajes	167.400	0	0	0	0	0	167.400
403	09	01	00	Viáticos y pasajes dentro del pais	167.400	0	0	0	0	0	167.400
403	12	00	00	Conservación y reparaciones menores de obras	4.500.000	0	0	0	0	0	4.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.500.000	0	0	0	0	0	4.500.000
403	18	00	00	Impuestos indirectos	576.624	0	0	0	0	0	576.624
403	18	01	00	Impuesto al valor agregado	576.624	0	0	0	0	0	576.624
403	99	00	00	Otros servicios no personales	240.000	0	0	0	0	0	240.000
403	99	01	00	Otros servicios no personales	240.000	0	0	0	0	0	240.000
				Totales	**5.903.419**	**0**	**0**	**0**	**0**	0	**5.903.419**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 114213 030073000 SISTEMA NACIONAL DE GERENCIA Y ADMINISTRACIÓN DEL REGISTRO CIVIL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030073003 ADECUAR LA PRESTACIÓN DEL SERVICIO DE REGISTRO CIVIL A LAS DISPOSICIONES DE LA LEY ORGÁNICA DE REGISTRO CIVIL.

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.926.041**	**0**	**0**	**0**	**0**	0	**5.926.041**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.009.500	0	0	0	0	0	4.009.500
401	01	18	00	Remuneraciones al personal contratado	3.564.000	0	0	0	0	0	3.564.000
401	01	99	00	Otras retribuciones	445.500	0	0	0	0	0	445.500
401	04	00	00	Complementos de sueldos y salarios	620.136	0	0	0	0	0	620.136
401	04	26	00	Bono compensatorio de alimentación al personal contratado	620.136	0	0	0	0	0	620.136
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	217.800	0	0	0	0	0	217.800
401	05	07	00	Aguinaldos al personal contratado	148.500	0	0	0	0	0	148.500
401	05	08	00	Bono vacacional al personal contratado	69.300	0	0	0	0	0	69.300
401	06	00	00	Aportes patronales y legales	605.880	0	0	0	0	0	605.880
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	452.354	0	0	0	0	0	452.354
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	82.246	0	0	0	0	0	82.246
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	71.280	0	0	0	0	0	71.280
401	08	00	00	Prestaciones sociales e indemnizaciones	472.725	0	0	0	0	0	472.725
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	472.725	0	0	0	0	0	472.725
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.970.750**	**0**	**0**	**0**	**0**	0	**20.970.750**
402	01	00	00	Productos alimenticios y agropecuarios	215.000	0	0	0	0	0	215.000
402	01	01	00	Alimentos y bebidas para personas	215.000	0	0	0	0	0	215.000
402	05	00	00	Productos de papel, cartón e impresos	9.401.700	0	0	0	0	0	9.401.700
402	05	01	00	Pulpa de madera, papel y cartón	119.200	0	0	0	0	0	119.200
402	05	03	00	Productos de papel y cartón para oficina	8.985.000	0	0	0	0	0	8.985.000
402	05	06	00	Productos de papel y cartón para computación	297.500	0	0	0	0	0	297.500
402	06	00	00	Productos químicos y derivados	2.310.000	0	0	0	0	0	2.310.000
402	06	05	00	Productos de tocador	452.500	0	0	0	0	0	452.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114213 030073000 SISTEMA NACIONAL DE GERENCIA Y ADMINISTRACIÓN DEL REGISTRO CIVIL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 030073003 ADECUAR LA PRESTACIÓN DEL SERVICIO DE REGISTRO CIVIL A LAS DISPOSICIONES DE LA LEY ORGÁNICA DE REGISTRO CIVIL.

UNIDAD DE MEDIDA: *INFORME* **META:** 2

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	1.857.500	0	0	0	0	0	1.857.500
402	10	00	00	Productos varios y útiles diversos	9.044.050	0	0	0	0	0	9.044.050
402	10	02	00	Materiales y útiles de limpieza y aseo	802.500	0	0	0	0	0	802.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.552.500	0	0	0	0	0	3.552.500
402	10	07	00	Productos de seguridad en el trabajo	7.800	0	0	0	0	0	7.800
402	10	08	00	Materiales para equipos de computación	4.681.250	0	0	0	0	0	4.681.250
403	**00**	**00**	**00**	**Servicios no personales**	**8.832.963**	**0**	**0**	**0**	**0**	0	**8.832.963**
403	01	00	00	Alquileres de inmuebles	600.000	0	0	0	0	0	600.000
403	01	01	00	Alquileres de edificios y locales	600.000	0	0	0	0	0	600.000
403	02	00	00	Alquileres de maquinaria y equipos	401.500	0	0	0	0	0	401.500
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	401.500	0	0	0	0	0	401.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.931.150	0	0	0	0	0	3.931.150
403	07	01	00	Publicidad y propaganda	1.750.000	0	0	0	0	0	1.750.000
403	07	02	00	Imprenta y reproducción	1.955.150	0	0	0	0	0	1.955.150
403	07	03	00	Relaciones sociales	90.000	0	0	0	0	0	90.000
403	07	04	00	Avisos	136.000	0	0	0	0	0	136.000
403	09	00	00	Viáticos y pasajes	685.020	0	0	0	0	0	685.020
403	09	01	00	Viáticos y pasajes dentro del país	685.020	0	0	0	0	0	685.020
403	16	00	00	Servicios de diversión, esparcimiento y culturales	100.000	0	0	0	0	0	100.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	3.115.293	0	0	0	0	0	3.115.293
403	18	01	00	Impuesto al valor agregado	3.115.293	0	0	0	0	0	3.115.293
				Totales	**35.729.754**	**0**	**0**	**0**	**0**	0	**35.729.754**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114213 030073000 SISTEMA NACIONAL DE GERENCIA Y ADMINISTRACIÓN DEL REGISTRO CIVIL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030073004 ACERCAR EL REGISTRO CIVIL A LA COMUNIDAD.

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**548.708**	**0**	**0**	**0**	**0**	0	**548.708**
401	01	00	00	Sueldos, salarios y otras retribuciones	371.250	0	0	0	0	0	371.250
401	01	18	00	Remuneraciones al personal contratado	330.000	0	0	0	0	0	330.000
401	01	99	00	Otras retribuciones	41.250	0	0	0	0	0	41.250
401	04	00	00	Complementos de sueldos y salarios	57.420	0	0	0	0	0	57.420
401	04	26	00	Bono compensatorio de alimentación al personal contratado	57.420	0	0	0	0	0	57.420
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	20.167	0	0	0	0	0	20.167
401	05	07	00	Aguinaldos al personal contratado	13.750	0	0	0	0	0	13.750
401	05	08	00	Bono vacacional al personal contratado	6.417	0	0	0	0	0	6.417
401	06	00	00	Aportes patronales y legales	56.100	0	0	0	0	0	56.100
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	41.885	0	0	0	0	0	41.885
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.615	0	0	0	0	0	7.615
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	6.600	0	0	0	0	0	6.600
401	08	00	00	Prestaciones sociales e indemnizaciones	43.771	0	0	0	0	0	43.771
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	43.771	0	0	0	0	0	43.771
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**104.080**	**0**	**0**	**0**	**0**	0	**104.080**
402	01	00	00	Productos alimenticios y agropecuarios	102.000	0	0	0	0	0	102.000
402	01	01	00	Alimentos y bebidas para personas	102.000	0	0	0	0	0	102.000
402	10	00	00	Productos varios y útiles diversos	2.080	0	0	0	0	0	2.080
402	10	08	00	Materiales para equipos de computación	2.080	0	0	0	0	0	2.080
403	**00**	**00**	**00**	**Servicios no personales**	**2.302.669**	**0**	**0**	**0**	**0**	0	**2.302.669**
403	02	00	00	Alquileres de maquinaria y equipos	44.000	0	0	0	0	0	44.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	44.000	0	0	0	0	0	44.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.604.000	0	0	0	0	0	1.604.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114213 030073000 SISTEMA NACIONAL DE GERENCIA Y ADMINISTRACIÓN DEL REGISTRO CIVIL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 030073004 ACERCAR EL REGISTRO CIVIL A LA COMUNIDAD.

UNIDAD DE MEDIDA: *INFORME* **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE REGISTRO CIVIL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	07	03	00	Relaciones sociales	1.584.000	0	0	0	0	0	1.584.000
403	09	00	00	Viáticos y pasajes	444.420	0	0	0	0	0	444.420
403	09	01	00	Viáticos y pasajes dentro del país	444.420	0	0	0	0	0	444.420
403	18	00	00	Impuestos indirectos	210.249	0	0	0	0	0	210.249
403	18	01	00	Impuesto al valor agregado	210.249	0	0	0	0	0	210.249
				Totales	**2.955.457**	**0**	**0**	**0**	**0**	0	**2.955.457**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114196 030074000 PLAN DE FISCALIZACIÓN DE LA PROPAGANDA ELECTORAL AÑO 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: PLAN

META: 2

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN POLÍTICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**888.000**	**0**	**0**	**0**	**0**	**0**	**888.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	888.000	0	0	0	0	0	888.000
401	01	18	00	Remuneraciones al personal contratado	888.000	0	0	0	0	0	888.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**842.487**	**0**	**0**	**0**	**0**	**0**	**842.487**
402	05	00	00	Productos de papel, cartón e impresos	379.237	0	0	0	0	0	379.237
402	05	03	00	Productos de papel y cartón para oficina	379.237	0	0	0	0	0	379.237
402	10	00	00	Productos varios y útiles diversos	463.250	0	0	0	0	0	463.250
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	463.250	0	0	0	0	0	463.250
403	**00**	**00**	**00**	**Servicios no personales**	**380.856**	**0**	**0**	**0**	**0**	**0**	**380.856**
403	06	00	00	Servicios de transporte y almacenaje	1.400	0	0	0	0	0	1.400
403	06	01	00	Fletes y embalajes	1.400	0	0	0	0	0	1.400
403	07	00	00	Servicios de información, impresión y relaciones públicas	32.000	0	0	0	0	0	32.000
403	07	04	00	Avisos	32.000	0	0	0	0	0	32.000
403	09	00	00	Viáticos y pasajes	146.000	0	0	0	0	0	146.000
403	09	01	00	Viáticos y pasajes dentro del país	146.000	0	0	0	0	0	146.000
403	18	00	00	Impuestos indirectos	115.430	0	0	0	0	0	115.430
403	18	01	00	Impuesto al valor agregado	115.430	0	0	0	0	0	115.430
403	99	00	00	Otros servicios no personales	86.026	0	0	0	0	0	86.026
403	99	01	00	Otros servicios no personales	86.026	0	0	0	0	0	86.026
				Totales	**2.111.343**	**0**	**0**	**0**	**0**	**0**	**2.111.343**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114196 030074000 PLAN DE FISCALIZACIÓN DE LA PROPAGANDA ELECTORAL AÑO 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: PLAN

META: 2

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN POLÍTICA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 114196 030074000 PLAN DE FISCALIZACIÓN DE LA PROPAGANDA ELECTORAL AÑO 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: PLAN **META:** 2

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN POLÍTICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 030074001 DESARROLLAR EL PLAN DE TRABAJO 2012.

UNIDAD DE MEDIDA: PLAN **META:** 2

RESPONSABLE/EJECUTOR: COMISIÓN DE PARTICIPACIÓN POLÍTICA Y FINANCIAMIENTO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**888.000**	**0**	**0**	**0**	**0**	0	**888.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	888.000	0	0	0	0	0	888.000
401	01	18	00	Remuneraciones al personal contratado	888.000	0	0	0	0	0	888.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**610.806**	**0**	**0**	**0**	**0**	0	**610.806**
402	05	00	00	Productos de papel, cartón e impresos	198.492	0	0	0	0	0	198.492
402	05	03	00	Productos de papel y cartón para oficina	198.492	0	0	0	0	0	198.492
402	10	00	00	Productos varios y útiles diversos	412.314	0	0	0	0	0	412.314
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	412.314	0	0	0	0	0	412.314
403	**00**	**00**	**00**	**Servicios no personales**	**149.297**	**0**	**0**	**0**	**0**	0	**149.297**
403	09	00	00	Viáticos y pasajes	76.000	0	0	0	0	0	76.000
403	09	01	00	Viáticos y pasajes dentro del país	76.000	0	0	0	0	0	76.000
403	18	00	00	Impuestos indirectos	73.297	0	0	0	0	0	73.297
403	18	01	00	Impuesto al valor agregado	73.297	0	0	0	0	0	73.297
				Totales	**1.648.103**	**0**	**0**	**0**	**0**	0	**1.648.103**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 114196 030074000 PLAN DE FISCALIZACIÓN DE LA PROPAGANDA ELECTORAL AÑO 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: PLAN **META:** 2

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN POLÍTICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 030074002 REALIZAR LA EVALUACIÓN Y EL SEGUIMIENTO DE LA CAMPAÑA DE PROPAGANDA DEL PROCESO ELECTORAL NACIONAL 2012.

UNIDAD DE MEDIDA: *PLAN* **META:** 1

RESPONSABLE/EJECUTOR: COMISIÓN DE PARTICIPACIÓN POLÍTICA Y FINANCIAMIENTO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**80.171**	**0**	**0**	**0**	**0**	0	**80.171**
402	05	00	00	Productos de papel, cartón e impresos	62.215	0	0	0	0	0	62.215
402	05	03	00	Productos de papel y cartón para oficina	62.215	0	0	0	0	0	62.215
402	10	00	00	Productos varios y útiles diversos	17.956	0	0	0	0	0	17.956
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	17.956	0	0	0	0	0	17.956
403	**00**	**00**	**00**	**Servicios no personales**	**77.989**	**0**	**0**	**0**	**0**	0	**77.989**
403	06	00	00	Servicios de transporte y almacenaje	400	0	0	0	0	0	400
403	06	01	00	Fletes y embalajes	400	0	0	0	0	0	400
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.000	0	0	0	0	0	16.000
403	07	04	00	Avisos	16.000	0	0	0	0	0	16.000
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	11.589	0	0	0	0	0	11.589
403	18	01	00	Impuesto al valor agregado	11.589	0	0	0	0	0	11.589
				Totales	**158.160**	**0**	**0**	**0**	**0**	0	**158.160**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114196 030074000 PLAN DE FISCALIZACIÓN DE LA PROPAGANDA ELECTORAL AÑO 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: PLAN **META:** 2

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN POLÍTICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030074003 REALIZAR LA EVALUACIÓN Y EL SEGUIMIENTO DE LA CAMPAÑA DE PROPAGANDA DEL PROCESO ELECTORAL REGIONAL 2012.

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: COMISIÓN DE PARTICIPACIÓN POLÍTICA Y FINANCIAMIENTO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**151.510**	**0**	**0**	**0**	**0**	0	**151.510**
402	05	00	00	Productos de papel, cartón e impresos	118.530	0	0	0	0	0	118.530
402	05	03	00	Productos de papel y cartón para oficina	118.530	0	0	0	0	0	118.530
402	10	00	00	Productos varios y útiles diversos	32.980	0	0	0	0	0	32.980
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	32.980	0	0	0	0	0	32.980
403	**00**	**00**	**00**	**Servicios no personales**	**153.570**	**0**	**0**	**0**	**0**	0	**153.570**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	0	1.000
403	06	01	00	Fletes y embalajes	1.000	0	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.000	0	0	0	0	0	16.000
403	07	04	00	Avisos	16.000	0	0	0	0	0	16.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	30.544	0	0	0	0	0	30.544
403	18	01	00	Impuesto al valor agregado	30.544	0	0	0	0	0	30.544
403	99	00	00	Otros servicios no personales	86.026	0	0	0	0	0	86.026
403	99	01	00	Otros servicios no personales	86.026	0	0	0	0	0	86.026
				Totales	**305.080**	**0**	**0**	**0**	**0**	0	**305.080**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114142 030075000 DIFUSIÓN DE MENSAJES PUBLICITARIOS E INSTITUCIONALES EN MEDIOS DE COMUNICACIÓN.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: MENSAJE TRANSMITIDO

META: 3.208

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**48.736.512**	**0**	**0**	**0**	**0**	**0**	**48.736.512**
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.870.000	0	0	0	0	0	42.870.000
403	07	01	00	Publicidad y propaganda	42.270.000	0	0	0	0	0	42.270.000
403	07	04	00	Avisos	600.000	0	0	0	0	0	600.000
403	18	00	00	Impuestos indirectos	5.866.512	0	0	0	0	0	5.866.512
403	18	01	00	Impuesto al valor agregado	5.866.512	0	0	0	0	0	5.866.512
404	**00**	**00**	**00**	**Activos reales**	**6.000.000**	**0**	**0**	**0**	**0**	**0**	**6.000.000**
404	99	00	00	Otros activos reales	6.000.000	0	0	0	0	0	6.000.000
404	99	01	00	Otros activos reales	6.000.000	0	0	0	0	0	6.000.000
				Totales	**54.736.512**	**0**	**0**	**0**	**0**	**0**	**54.736.512**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114142 030075000 DIFUSIÓN DE MENSAJES PUBLICITARIOS E INSTITUCIONALES EN MEDIOS DE COMUNICACIÓN.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: MENSAJE TRANSMITIDO

META: 3.208

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114142 030075000 DIFUSIÓN DE MENSAJES PUBLICITARIOS E INSTITUCIONALES EN MEDIOS DE COMUNICACIÓN.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: MENSAJE TRANSMITIDO **META:** 3.208

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 030075001 EMISIÓN DE MENSAJES PUBLICITARIOS EN MEDIOS AUDIOVISUALES (RADIO Y TELEVISIÓN).

UNIDAD DE MEDIDA: *MENSAJE TRANSMITIDO* **META:** 2.800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**32.706.112**	**0**	**0**	**0**	**0**	0	**32.706.112**
403	07	00	00	Servicios de información, impresión y relaciones públicas	29.200.000	0	0	0	0	0	29.200.000
403	07	01	00	Publicidad y propaganda	29.200.000	0	0	0	0	0	29.200.000
403	18	00	00	Impuestos indirectos	3.506.112	0	0	0	0	0	3.506.112
403	18	01	00	Impuesto al valor agregado	3.506.112	0	0	0	0	0	3.506.112
				Totales	**32.706.112**	**0**	**0**	**0**	**0**	0	**32.706.112**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114142 030075000 DIFUSIÓN DE MENSAJES PUBLICITARIOS E INSTITUCIONALES EN MEDIOS DE COMUNICACIÓN.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: MENSAJE TRANSMITIDO **META:** 3.208

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 030075002 PUBLICACIÓN DE MENSAJES PUBLICITARIOS Y AVISOS OFICIALES EN PRENSA.

UNIDAD DE MEDIDA: AVISO PUBLICADO **META:** 330

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**7.392.000**	**0**	**0**	**0**	**0**	0	**7.392.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.600.000	0	0	0	0	0	6.600.000
403	07	01	00	Publicidad y propaganda	6.000.000	0	0	0	0	0	6.000.000
403	07	04	00	Avisos	600.000	0	0	0	0	0	600.000
403	18	00	00	Impuestos indirectos	792.000	0	0	0	0	0	792.000
403	18	01	00	Impuesto al valor agregado	792.000	0	0	0	0	0	792.000
				Totales	**7.392.000**	**0**	**0**	**0**	**0**	0	**7.392.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114142 030075000 DIFUSIÓN DE MENSAJES PUBLICITARIOS E INSTITUCIONALES EN MEDIOS DE COMUNICACIÓN.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: MENSAJE TRANSMITIDO **META:** 3.208

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 030075003 ENCARTES EN PERIÓDICOS DE CIRCULACIÓN NACIONAL.

UNIDAD DE MEDIDA: *SUPLEMENTO* **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**5.360.320**	**0**	**0**	**0**	**0**	0	**5.360.320**
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.786.000	0	0	0	0	0	4.786.000
403	07	01	00	Publicidad y propaganda	4.786.000	0	0	0	0	0	4.786.000
403	18	00	00	Impuestos indirectos	574.320	0	0	0	0	0	574.320
403	18	01	00	Impuesto al valor agregado	574.320	0	0	0	0	0	574.320
				Totales	**5.360.320**	**0**	**0**	**0**	**0**	0	**5.360.320**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114142 030075000 DIFUSIÓN DE MENSAJES PUBLICITARIOS E INSTITUCIONALES EN MEDIOS DE COMUNICACIÓN.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: MENSAJE TRANSMITIDO **META:** 3.208

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030075004 DIFUSIÓN DE MENSAJES EN MEDIOS PUBLICITARIOS NO CONVENCIONALES.

UNIDAD DE MEDIDA: AVISO PUBLICADO **META:** 70

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**878.080**	**0**	**0**	**0**	**0**	0	**878.080**
403	07	00	00	Servicios de información, impresión y relaciones públicas	784.000	0	0	0	0	0	784.000
403	07	01	00	Publicidad y propaganda	784.000	0	0	0	0	0	784.000
403	18	00	00	Impuestos indirectos	94.080	0	0	0	0	0	94.080
403	18	01	00	Impuesto al valor agregado	94.080	0	0	0	0	0	94.080
				Totales	**878.080**	**0**	**0**	**0**	**0**	0	**878.080**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114142 030075000 DIFUSIÓN DE MENSAJES PUBLICITARIOS E INSTITUCIONALES EN MEDIOS DE COMUNICACIÓN.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: MENSAJE TRANSMITIDO **META:** 3.208

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 030075005 PRODUCCIÓN GENERAL PUBLICITARIA.

UNIDAD DE MEDIDA: PRODUCTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.680.000**	**0**	**0**	**0**	**0**	0	**1.680.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.500.000	0	0	0	0	0	1.500.000
403	07	01	00	Publicidad y propaganda	1.500.000	0	0	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	180.000	0	0	0	0	0	180.000
403	18	01	00	Impuesto al valor agregado	180.000	0	0	0	0	0	180.000
				Totales	**1.680.000**	**0**	**0**	**0**	**0**	0	**1.680.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114142 030075000 DIFUSIÓN DE MENSAJES PUBLICITARIOS E INSTITUCIONALES EN MEDIOS DE COMUNICACIÓN.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: MENSAJE TRANSMITIDO **META:** 3.208

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030075006 DOTACIÓN DE EQUIPOS TECNOLÓGICOS PARA LA OPTIMIZACIÓN DE LOS PROCESOS Y PLANES INFORMATIVOS.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INFORMACIÓN Y COMUNICACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**720.000**	**0**	**0**	**0**	**0**	0	**720.000**
403	18	00	00	Impuestos indirectos	720.000	0	0	0	0	0	720.000
403	18	01	00	Impuesto al valor agregado	720.000	0	0	0	0	0	720.000
404	**00**	**00**	**00**	**Activos reales**	**6.000.000**	**0**	**0**	**0**	**0**	0	**6.000.000**
404	99	00	00	Otros activos reales	6.000.000	0	0	0	0	0	6.000.000
404	99	01	00	Otros activos reales	6.000.000	0	0	0	0	0	6.000.000
				Totales	**6.720.000**	**0**	**0**	**0**	**0**	0	**6.720.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**87.737.933**	**0**	**0**	**0**	**0**	**0**	**87.737.933**
401	01	00	00	Sueldos, salarios y otras retribuciones	56.604.300	0	0	0	0	0	56.604.300
401	01	18	00	Remuneraciones al personal contratado	52.075.800	0	0	0	0	0	52.075.800
401	01	99	00	Otras retribuciones	4.528.500	0	0	0	0	0	4.528.500
401	04	00	00	Complementos de sueldos y salarios	15.957.222	0	0	0	0	0	15.957.222
401	04	26	00	Bono compensatorio de alimentación al personal contratado	15.957.222	0	0	0	0	0	15.957.222
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.748.313	0	0	0	0	0	3.748.313
401	05	07	00	Aguinaldos al personal contratado	2.594.450	0	0	0	0	0	2.594.450
401	05	08	00	Bono vacacional al personal contratado	1.153.863	0	0	0	0	0	1.153.863
401	06	00	00	Aportes patronales y legales	5.837.889	0	0	0	0	0	5.837.889
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.407.678	0	0	0	0	0	4.407.678
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	794.871	0	0	0	0	0	794.871
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	525.240	0	0	0	0	0	525.240
401	06	95	00	Otros aportes legales por personal contratado	110.100	0	0	0	0	0	110.100
401	07	00	00	Asistencia socio-económica	450.000	0	0	0	0	0	450.000
401	07	33	00	Asistencia socio-económica al personal contratado	450.000	0	0	0	0	0	450.000
401	08	00	00	Prestaciones sociales e indemnizaciones	5.140.209	0	0	0	0	0	5.140.209
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	5.140.209	0	0	0	0	0	5.140.209
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.669.980**	**0**	**0**	**0**	**0**	**0**	**1.669.980**
402	01	00	00	Productos alimenticios y agropecuarios	6.040	0	0	0	0	0	6.040
402	01	01	00	Alimentos y bebidas para personas	6.040	0	0	0	0	0	6.040
402	03	00	00	Textiles y vestuarios	687	0	0	0	0	0	687
402	03	01	00	Textiles	42	0	0	0	0	0	42
402	03	02	00	Prendas de vestir	620	0	0	0	0	0	620
402	03	03	00	Calzados	20	0	0	0	0	0	20
402	03	99	00	Otros productos textiles y vestuarios	5	0	0	0	0	0	5
402	05	00	00	Productos de papel, cartón e impresos	18.758	0	0	0	0	0	18.758
402	05	01	00	Pulpa de madera, papel y cartón	503	0	0	0	0	0	503
402	05	03	00	Productos de papel y cartón para oficina	16.515	0	0	0	0	0	16.515

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	99	00	Otros productos de pulpa, papel y cartón	1.740	0	0	0	0	0	1.740
402	06	00	00	Productos químicos y derivados	488	0	0	0	0	0	488
402	06	01	00	Sustancias químicas y de uso industrial	15	0	0	0	0	0	15
402	06	02	00	Abonos, plaguicidas y otros	20	0	0	0	0	0	20
402	06	04	00	Productos farmacéuticos y medicamentos	60	0	0	0	0	0	60
402	06	06	00	Combustibles y lubricantes	5	0	0	0	0	0	5
402	06	08	00	Productos plásticos	388	0	0	0	0	0	388
402	07	00	00	Productos minerales no metálicos	1	0	0	0	0	0	1
402	07	02	00	Vidrios y productos de vidrio	1	0	0	0	0	0	1
402	08	00	00	Productos metálicos	10.400	0	0	0	0	0	10.400
402	08	99	00	Otros productos metálicos	10.400	0	0	0	0	0	10.400
402	10	00	00	Productos varios y útiles diversos	333.606	0	0	0	0	0	333.606
402	10	02	00	Materiales y útiles de limpieza y aseo	312	0	0	0	0	0	312
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	19.661	0	0	0	0	0	19.661
402	10	08	00	Materiales para equipos de computación	309.833	0	0	0	0	0	309.833
402	10	11	00	Materiales eléctricos	3.800	0	0	0	0	0	3.800
402	99	00	00	Otros materiales y suministros	1.300.000	0	0	0	0	0	1.300.000
402	99	01	00	Otros materiales y suministros	1.300.000	0	0	0	0	0	1.300.000
403	**00**	**00**	**00**	**Servicios no personales**	**10.581.437**	**0**	**0**	**0**	**0**	**0**	**10.581.437**
403	01	00	00	Alquileres de inmuebles	524.000	0	0	0	0	0	524.000
403	01	01	00	Alquileres de edificios y locales	524.000	0	0	0	0	0	524.000
403	02	00	00	Alquileres de maquinaria y equipos	445.152	0	0	0	0	0	445.152
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	445.150	0	0	0	0	0	445.150
403	02	99	00	Alquileres de otras maquinaria y equipos	2	0	0	0	0	0	2
403	04	00	00	Servicios básicos	150.542	0	0	0	0	0	150.542
403	04	01	00	Electricidad	75.000	0	0	0	0	0	75.000
403	04	03	00	Agua	75.000	0	0	0	0	0	75.000
403	04	05	00	Servicio de comunicaciones	542	0	0	0	0	0	542
403	06	00	00	Servicios de transporte y almacenaje	164.050	0	0	0	0	0	164.050

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	01	00	Fletes y embalajes	164.010	0	0	0	0	0	164.010
403	06	03	00	Estacionamiento	40	0	0	0	0	0	40
403	07	00	00	Servicios de información, impresión y relaciones públicas	229.964	0	0	0	0	0	229.964
403	07	01	00	Publicidad y propaganda	120.700	0	0	0	0	0	120.700
403	07	02	00	Imprenta y reproducción	800	0	0	0	0	0	800
403	07	03	00	Relaciones sociales	18.464	0	0	0	0	0	18.464
403	07	04	00	Avisos	90.000	0	0	0	0	0	90.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	300	0	0	0	0	0	300
403	08	01	00	Primas y gastos de seguros	300	0	0	0	0	0	300
403	09	00	00	Viáticos y pasajes	5.876.839	0	0	0	0	0	5.876.839
403	09	01	00	Viáticos y pasajes dentro del país	5.876.539	0	0	0	0	0	5.876.539
403	09	02	00	Viáticos y pasajes fuera del país	300	0	0	0	0	0	300
403	10	00	00	Servicios profesionales y técnicos	3.078	0	0	0	0	0	3.078
403	10	99	00	Otros servicios profesionales y técnicos	3.078	0	0	0	0	0	3.078
403	15	00	00	Servicios fiscales	200	0	0	0	0	0	200
403	15	02	00	Tasas y otros derechos obligatorios	200	0	0	0	0	0	200
403	18	00	00	Impuestos indirectos	684.132	0	0	0	0	0	684.132
403	18	01	00	Impuesto al valor agregado	684.132	0	0	0	0	0	684.132
403	99	00	00	Otros servicios no personales	2.503.180	0	0	0	0	0	2.503.180
403	99	01	00	Otros servicios no personales	2.503.180	0	0	0	0	0	2.503.180
404	**00**	**00**	**00**	**Activos reales**	**10.650**	**0**	**0**	**0**	**0**	**0**	**10.650**
404	01	00	00	Repuestos y reparaciones mayores	4.966	0	0	0	0	0	4.966
404	01	01	00	Repuestos mayores	4.240	0	0	0	0	0	4.240
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	4.240	0	0	0	0	0	4.240
404	01	02	00	Reparaciones mayores de maquinaria y equipos	726	0	0	0	0	0	726
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	726	0	0	0	0	0	726
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	202	0	0	0	0	0	202
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	202	0	0	0	0	0	202
404	05	00	00	Equipos de comunicaciones y de señalamiento	1	0	0	0	0	0	1

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	01	00	Equipos de telecomunicaciones	1	0	0	0	0	0	1
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.434	0	0	0	0	0	5.434
404	09	01	00	Mobiliario y equipos de oficina	38	0	0	0	0	0	38
404	09	02	00	Equipos de computación	4.935	0	0	0	0	0	4.935
404	09	03	00	Mobiliario y equipos de alojamiento	441	0	0	0	0	0	441
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	20	0	0	0	0	0	20
404	12	00	00	Activos intangibles	46	0	0	0	0	0	46
404	12	04	00	Paquetes y programas de computación	46	0	0	0	0	0	46
404	99	00	00	Otros activos reales	1	0	0	0	0	0	1
404	99	01	00	Otros activos reales	1	0	0	0	0	0	1
				Totales	**100.000.000**	**0**	**0**	**0**	**0**	**0**	**100.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN

META: 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030076001 ACTIVACIÓN DE LOS ORGANISMOS ELECTORALES SUBALTERNOS.

UNIDAD DE MEDIDA: ORGANIZACIÓN **META:** 48.402

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PLANIFICACIÓN Y ORGANISMOS ELECTORALES SUBALTERNOS/ OFICINAS REGIONALES ELECTORALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**450.000**	**0**	**0**	**0**	**0**	0	**450.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	450.000	0	0	0	0	0	450.000
401	01	99	00	Otras retribuciones	450.000	0	0	0	0	0	450.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.240.000**	**0**	**0**	**0**	**0**	0	**2.240.000**
403	18	00	00	Impuestos indirectos	240.000	0	0	0	0	0	240.000
403	18	01	00	Impuesto al valor agregado	240.000	0	0	0	0	0	240.000
403	99	00	00	Otros servicios no personales	2.000.000	0	0	0	0	0	2.000.000
403	99	01	00	Otros servicios no personales	2.000.000	0	0	0	0	0	2.000.000
				Totales	**2.690.000**	**0**	**0**	**0**	**0**	0	**2.690.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 030076002 INFORMACIÓN Y DIVULGACIÓN INSTITUCIONAL DE PROCESOS ELECTORALES.

UNIDAD DE MEDIDA: *CIUDADANO ATENDIDO* **META:** 115.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PLANIFICACIÓN Y ORGANISMOS ELECTORALES SUBALTERNOS/ OFICINAS REGIONALES ELECTORALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**968.400**	**0**	**0**	**0**	**0**	0	**968.400**
401	01	00	00	Sueldos, salarios y otras retribuciones	968.400	0	0	0	0	0	968.400
401	01	18	00	Remuneraciones al personal contratado	968.400	0	0	0	0	0	968.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**300.000**	**0**	**0**	**0**	**0**	0	**300.000**
402	99	00	00	Otros materiales y suministros	300.000	0	0	0	0	0	300.000
402	99	01	00	Otros materiales y suministros	300.000	0	0	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**36.090**	**0**	**0**	**0**	**0**	0	**36.090**
403	18	00	00	Impuestos indirectos	36.010	0	0	0	0	0	36.010
403	18	01	00	Impuesto al valor agregado	36.010	0	0	0	0	0	36.010
403	99	00	00	Otros servicios no personales	80	0	0	0	0	0	80
403	99	01	00	Otros servicios no personales	80	0	0	0	0	0	80
				Totales	**1.304.490**	**0**	**0**	**0**	**0**	0	**1.304.490**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 030076003 DISEÑO, PREPARACIÓN Y DISTRIBUCIÓN DE MATERIAL ELECTORAL NO-CODIFICADO.

UNIDAD DE MEDIDA: CAJA **META:** 96.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PLANIFICACIÓN Y ORGANISMOS ELECTORALES SUBALTERNOS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**48.000**	**0**	**0**	**0**	**0**	0	**48.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	48.000	0	0	0	0	0	48.000
401	01	18	00	Remuneraciones al personal contratado	48.000	0	0	0	0	0	48.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**
402	99	00	00	Otros materiales y suministros	1.000.000	0	0	0	0	0	1.000.000
402	99	01	00	Otros materiales y suministros	1.000.000	0	0	0	0	0	1.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**120.090**	**0**	**0**	**0**	**0**	0	**120.090**
403	18	00	00	Impuestos indirectos	120.010	0	0	0	0	0	120.010
403	18	01	00	Impuesto al valor agregado	120.010	0	0	0	0	0	120.010
403	99	00	00	Otros servicios no personales	80	0	0	0	0	0	80
403	99	01	00	Otros servicios no personales	80	0	0	0	0	0	80
				Totales	**1.168.090**	**0**	**0**	**0**	**0**	0	**1.168.090**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030076004 DISEÑO, PREPARACIÓN Y DISTRIBUCIÓN DE BOLETAS ELECTORALES.

UNIDAD DE MEDIDA: *BOLETA ELECTORAL* **META:** 36.000.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN POLÍTICA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**336.296**	**0**	**0**	**0**	**0**	0	**336.296**
402	05	00	00	Productos de papel, cartón e impresos	14.664	0	0	0	0	0	14.664
402	05	03	00	Productos de papel y cartón para oficina	14.664	0	0	0	0	0	14.664
402	10	00	00	Productos varios y útiles diversos	321.632	0	0	0	0	0	321.632
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	18.480	0	0	0	0	0	18.480
402	10	08	00	Materiales para equipos de computación	303.152	0	0	0	0	0	303.152
403	**00**	**00**	**00**	**Servicios no personales**	**5.081.880**	**0**	**0**	**0**	**0**	0	**5.081.880**
403	02	00	00	Alquileres de maquinaria y equipos	442.200	0	0	0	0	0	442.200
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	442.200	0	0	0	0	0	442.200
403	06	00	00	Servicios de transporte y almacenaje	164.000	0	0	0	0	0	164.000
403	06	01	00	Fletes y embalajes	164.000	0	0	0	0	0	164.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	210.000	0	0	0	0	0	210.000
403	07	01	00	Publicidad y propaganda	120.000	0	0	0	0	0	120.000
403	07	04	00	Avisos	90.000	0	0	0	0	0	90.000
403	09	00	00	Viáticos y pasajes	4.127.380	0	0	0	0	0	4.127.380
403	09	01	00	Viáticos y pasajes dentro del país	4.127.380	0	0	0	0	0	4.127.380
403	18	00	00	Impuestos indirectos	138.300	0	0	0	0	0	138.300
403	18	01	00	Impuesto al valor agregado	138.300	0	0	0	0	0	138.300
				Totales	**5.418.176**	**0**	**0**	**0**	**0**	0	**5.418.176**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030076005 ACTIVACIÓN DE LAS PLATAFORMAS DE TELECOMUNICACIONES Y SOPORTE ELECTORAL.

UNIDAD DE MEDIDA: SERVICIO DE TELECOMUNICACIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE AUTOMATIZACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.459.507**	**0**	**0**	**0**	**0**	0	**1.459.507**
403	01	00	00	Alquileres de inmuebles	524.000	0	0	0	0	0	524.000
403	01	01	00	Alquileres de edificios y locales	524.000	0	0	0	0	0	524.000
403	04	00	00	Servicios básicos	150.540	0	0	0	0	0	150.540
403	04	01	00	Electricidad	75.000	0	0	0	0	0	75.000
403	04	03	00	Agua	75.000	0	0	0	0	0	75.000
403	04	05	00	Servicio de comunicaciones	540	0	0	0	0	0	540
403	09	00	00	Viáticos y pasajes	144.000	0	0	0	0	0	144.000
403	09	01	00	Viáticos y pasajes dentro del país	144.000	0	0	0	0	0	144.000
403	18	00	00	Impuestos indirectos	140.947	0	0	0	0	0	140.947
403	18	01	00	Impuesto al valor agregado	140.947	0	0	0	0	0	140.947
403	99	00	00	Otros servicios no personales	500.020	0	0	0	0	0	500.020
403	99	01	00	Otros servicios no personales	500.020	0	0	0	0	0	500.020
				Totales	**1.459.507**	**0**	**0**	**0**	**0**	0	**1.459.507**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN

META: 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 030076006 ASIGNACIÓN Y CONTROL DE RECURSOS PARA ACTIVIDADES DE LOGÍSTICA ELECTORAL.

UNIDAD DE MEDIDA: *INFORME*

META: 3

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.600.228**	**0**	**0**	**0**	**0**	0	**1.600.228**
403	09	00	00	Viáticos y pasajes	1.600.228	0	0	0	0	0	1.600.228
403	09	01	00	Viáticos y pasajes dentro del pais	1.600.228	0	0	0	0	0	1.600.228
				Totales	**1.600.228**	**0**	**0**	**0**	**0**	0	**1.600.228**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030076007 OPTIMIZACIÓN Y ALISTAMIENTO DE LA PLATAFORMA AUTOMATIZADA DEL VOTO.

UNIDAD DE MEDIDA: EQUIPO **META:** 96.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LOGÍSTICA Y PRODUCCIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**18.091.200**	**0**	**0**	**0**	**0**	0	**18.091.200**
401	01	00	00	Sueldos, salarios y otras retribuciones	10.657.200	0	0	0	0	0	10.657.200
401	01	18	00	Remuneraciones al personal contratado	10.657.200	0	0	0	0	0	10.657.200
401	04	00	00	Complementos de sueldos y salarios	4.822.800	0	0	0	0	0	4.822.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.822.800	0	0	0	0	0	4.822.800
401	06	00	00	Aportes patronales y legales	1.279.200	0	0	0	0	0	1.279.200
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.082.400	0	0	0	0	0	1.082.400
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	196.800	0	0	0	0	0	196.800
401	08	00	00	Prestaciones sociales e indemnizaciones	1.332.000	0	0	0	0	0	1.332.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.332.000	0	0	0	0	0	1.332.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.540**	**0**	**0**	**0**	**0**	0	**5.540**
402	05	00	00	Productos de papel, cartón e impresos	1.740	0	0	0	0	0	1.740
402	05	99	00	Otros productos de pulpa, papel y cartón	1.740	0	0	0	0	0	1.740
402	10	00	00	Productos varios y útiles diversos	3.800	0	0	0	0	0	3.800
402	10	11	00	Materiales eléctricos	3.800	0	0	0	0	0	3.800
403	**00**	**00**	**00**	**Servicios no personales**	**10.711**	**0**	**0**	**0**	**0**	0	**10.711**
403	02	00	00	Alquileres de maquinaria y equipos	130	0	0	0	0	0	130
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	130	0	0	0	0	0	130
403	06	00	00	Servicios de transporte y almacenaje	10	0	0	0	0	0	10
403	06	01	00	Fletes y embalajes	10	0	0	0	0	0	10
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.500	0	0	0	0	0	4.500
403	07	03	00	Relaciones sociales	4.500	0	0	0	0	0	4.500
403	09	00	00	Viáticos y pasajes	3.600	0	0	0	0	0	3.600
403	09	01	00	Viáticos y pasajes dentro del país	3.600	0	0	0	0	0	3.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030076007 OPTIMIZACIÓN Y ALISTAMIENTO DE LA PLATAFORMA AUTOMATIZADA DEL VOTO.

UNIDAD DE MEDIDA: *EQUIPO* **META:** 96.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE LOGÍSTICA Y PRODUCCIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	50	0	0	0	0	0	50
403	10	99	00	Otros servicios profesionales y técnicos	50	0	0	0	0	0	50
403	18	00	00	Impuestos indirectos	2.421	0	0	0	0	0	2.421
403	18	01	00	Impuesto al valor agregado	2.421	0	0	0	0	0	2.421
404	**00**	**00**	**00**	**Activos reales**	**9.948**	**0**	**0**	**0**	**0**	0	**9.948**
404	01	00	00	Repuestos y reparaciones mayores	4.966	0	0	0	0	0	4.966
404	01	01	00	Repuestos mayores	4.240	0	0	0	0	0	4.240
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	4.240	0	0	0	0	0	4.240
404	01	02	00	Reparaciones mayores de maquinaria y equipos	726	0	0	0	0	0	726
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	726	0	0	0	0	0	726
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.935	0	0	0	0	0	4.935
404	09	02	00	Equipos de computación	4.935	0	0	0	0	0	4.935
404	12	00	00	Activos intangibles	46	0	0	0	0	0	46
404	12	04	00	Paquetes y programas de computación	46	0	0	0	0	0	46
404	99	00	00	Otros activos reales	1	0	0	0	0	0	1
404	99	01	00	Otros activos reales	1	0	0	0	0	0	1
				Totales	**18.117.399**	**0**	**0**	**0**	**0**	0	**18.117.399**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030076008 PREPARACIÓN Y DISTRIBUCIÓN DEL MATERIAL PARA LAS MESAS ELECTORALES.

UNIDAD DE MEDIDA: CAJA **META:** 96.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE OPERACIONES ELECTORALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**19.409.690**	**0**	**0**	**0**	**0**	0	**19.409.690**
401	01	00	00	Sueldos, salarios y otras retribuciones	11.931.900	0	0	0	0	0	11.931.900
401	01	18	00	Remuneraciones al personal contratado	9.860.400	0	0	0	0	0	9.860.400
401	01	99	00	Otras retribuciones	2.071.500	0	0	0	0	0	2.071.500
401	04	00	00	Complementos de sueldos y salarios	3.588.750	0	0	0	0	0	3.588.750
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.588.750	0	0	0	0	0	3.588.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	759.513	0	0	0	0	0	759.513
401	05	07	00	Aguinaldos al personal contratado	517.850	0	0	0	0	0	517.850
401	05	08	00	Bono vacacional al personal contratado	241.663	0	0	0	0	0	241.663
401	06	00	00	Aportes patronales y legales	1.676.268	0	0	0	0	0	1.676.268
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.251.512	0	0	0	0	0	1.251.512
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	227.548	0	0	0	0	0	227.548
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	197.208	0	0	0	0	0	197.208
401	08	00	00	Prestaciones sociales e indemnizaciones	1.453.259	0	0	0	0	0	1.453.259
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.453.259	0	0	0	0	0	1.453.259
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.237**	**0**	**0**	**0**	**0**	0	**4.237**
402	01	00	00	Productos alimenticios y agropecuarios	3.600	0	0	0	0	0	3.600
402	01	01	00	Alimentos y bebidas para personas	3.600	0	0	0	0	0	3.600
402	03	00	00	Textiles y vestuarios	87	0	0	0	0	0	87
402	03	01	00	Textiles	42	0	0	0	0	0	42
402	03	02	00	Prendas de vestir	20	0	0	0	0	0	20
402	03	03	00	Calzados	20	0	0	0	0	0	20
402	03	99	00	Otros productos textiles y vestuarios	5	0	0	0	0	0	5
402	05	00	00	Productos de papel, cartón e impresos	190	0	0	0	0	0	190

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 030076008 PREPARACIÓN Y DISTRIBUCIÓN DEL MATERIAL PARA LAS MESAS ELECTORALES.

UNIDAD DE MEDIDA: *CAJA* **META:** 96.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE OPERACIONES ELECTORALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	165	0	0	0	0	0	165
402	05	03	00	Productos de papel y cartón para oficina	25	0	0	0	0	0	25
402	06	00	00	Productos químicos y derivados	360	0	0	0	0	0	360
402	06	01	00	Sustancias químicas y de uso industrial	15	0	0	0	0	0	15
402	06	04	00	Productos farmacéuticos y medicamentos	60	0	0	0	0	0	60
402	06	06	00	Combustibles y lubricantes	5	0	0	0	0	0	5
402	06	08	00	Productos plásticos	280	0	0	0	0	0	280
403	**00**	**00**	**00**	**Servicios no personales**	**1.935**	**0**	**0**	**0**	**0**	0	**1.935**
403	02	00	00	Alquileres de maquinaria y equipos	1.168	0	0	0	0	0	1.168
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.168	0	0	0	0	0	1.168
403	09	00	00	Viáticos y pasajes	92	0	0	0	0	0	92
403	09	01	00	Viáticos y pasajes dentro del país	92	0	0	0	0	0	92
403	18	00	00	Impuestos indirectos	675	0	0	0	0	0	675
403	18	01	00	Impuesto al valor agregado	675	0	0	0	0	0	675
404	**00**	**00**	**00**	**Activos reales**	**220**	**0**	**0**	**0**	**0**	0	**220**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	200	0	0	0	0	0	200
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	200	0	0	0	0	0	200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20	0	0	0	0	0	20
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	20	0	0	0	0	0	20
				Totales	**19.416.082**	**0**	**0**	**0**	**0**	0	**19.416.082**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 030076009 EJECUCIÓN DEL CATASTRO DE CENTROS DE VOTACIÓN.

UNIDAD DE MEDIDA: CENTRO DE VOTACIÓN ATENDIDO **META:** 400

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE INFRAESTRUCTURA ELECTORAL/ OFICINAS REGIONALES ELECTORALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.971.100**	**0**	**0**	**0**	**0**	0	**3.971.100**
401	01	00	00	Sueldos, salarios y otras retribuciones	750.000	0	0	0	0	0	750.000
401	01	18	00	Remuneraciones al personal contratado	750.000	0	0	0	0	0	750.000
401	04	00	00	Complementos de sueldos y salarios	548.100	0	0	0	0	0	548.100
401	04	26	00	Bono compensatorio de alimentación al personal contratado	548.100	0	0	0	0	0	548.100
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.950.000	0	0	0	0	0	1.950.000
401	05	07	00	Aguinaldos al personal contratado	1.350.000	0	0	0	0	0	1.350.000
401	05	08	00	Bono vacacional al personal contratado	600.000	0	0	0	0	0	600.000
401	06	00	00	Aportes patronales y legales	110.100	0	0	0	0	0	110.100
401	06	95	00	Otros aportes legales por personal contratado	110.100	0	0	0	0	0	110.100
401	07	00	00	Asistencia socio-económica	450.000	0	0	0	0	0	450.000
401	07	33	00	Asistencia socio-económica al personal contratado	450.000	0	0	0	0	0	450.000
401	08	00	00	Prestaciones sociales e indemnizaciones	162.900	0	0	0	0	0	162.900
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	162.900	0	0	0	0	0	162.900
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**108**	**0**	**0**	**0**	**0**	0	**108**
402	05	00	00	Productos de papel, cartón e impresos	68	0	0	0	0	0	68
402	05	01	00	Pulpa de madera, papel y cartón	8	0	0	0	0	0	8
402	05	03	00	Productos de papel y cartón para oficina	60	0	0	0	0	0	60
402	10	00	00	Productos varios y útiles diversos	40	0	0	0	0	0	40
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	24	0	0	0	0	0	24
402	10	08	00	Materiales para equipos de computación	16	0	0	0	0	0	16
403	**00**	**00**	**00**	**Servicios no personales**	**620**	**0**	**0**	**0**	**0**	0	**620**
403	02	00	00	Alquileres de maquinaria y equipos	150	0	0	0	0	0	150
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	150	0	0	0	0	0	150

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 030076009 EJECUCIÓN DEL CATASTRO DE CENTROS DE VOTACIÓN.

UNIDAD DE MEDIDA: CENTRO DE VOTACIÓN ATENDIDO **META:** 400

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE INFRAESTRUCTURA ELECTORAL/ OFICINAS REGIONALES ELECTORALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	180	0	0	0	0	0	180
403	07	03	00	Relaciones sociales	180	0	0	0	0	0	180
403	09	00	00	Viáticos y pasajes	180	0	0	0	0	0	180
403	09	01	00	Viáticos y pasajes dentro del país	180	0	0	0	0	0	180
403	18	00	00	Impuestos indirectos	110	0	0	0	0	0	110
403	18	01	00	Impuesto al valor agregado	110	0	0	0	0	0	110
404	**00**	**00**	**00**	**Activos reales**	**482**	**0**	**0**	**0**	**0**	0	**482**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2	0	0	0	0	0	2
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2	0	0	0	0	0	2
404	05	00	00	Equipos de comunicaciones y de señalamiento	1	0	0	0	0	0	1
404	05	01	00	Equipos de telecomunicaciones	1	0	0	0	0	0	1
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	479	0	0	0	0	0	479
404	09	01	00	Mobiliario y equipos de oficina	38	0	0	0	0	0	38
404	09	03	00	Mobiliario y equipos de alojamiento	441	0	0	0	0	0	441
				Totales	**3.972.310**	**0**	**0**	**0**	**0**	0	**3.972.310**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030076010 EJECUCIÓN DEL PROGRAMA DE ACOMPAÑAMIENTO ELECTORAL INTERNACIONAL.

UNIDAD DE MEDIDA: PROGRAMA **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES INTERNACIONALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.053**	**0**	**0**	**0**	**0**	0	**1.053**
402	03	00	00	Textiles y vestuarios	600	0	0	0	0	0	600
402	03	02	00	Prendas de vestir	600	0	0	0	0	0	600
402	05	00	00	Productos de papel, cartón e impresos	322	0	0	0	0	0	322
402	05	01	00	Pulpa de madera, papel y cartón	304	0	0	0	0	0	304
402	05	03	00	Productos de papel y cartón para oficina	18	0	0	0	0	0	18
402	07	00	00	Productos minerales no metálicos	1	0	0	0	0	0	1
402	07	02	00	Vidrios y productos de vidrio	1	0	0	0	0	0	1
402	10	00	00	Productos varios y útiles diversos	130	0	0	0	0	0	130
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	71	0	0	0	0	0	71
402	10	08	00	Materiales para equipos de computación	59	0	0	0	0	0	59
403	**00**	**00**	**00**	**Servicios no personales**	**12.333**	**0**	**0**	**0**	**0**	0	**12.333**
403	02	00	00	Alquileres de maquinaria y equipos	40	0	0	0	0	0	40
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	40	0	0	0	0	0	40
403	04	00	00	Servicios básicos	2	0	0	0	0	0	2
403	04	05	00	Servicio de comunicaciones	2	0	0	0	0	0	2
403	06	00	00	Servicios de transporte y almacenaje	40	0	0	0	0	0	40
403	06	03	00	Estacionamiento	40	0	0	0	0	0	40
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.902	0	0	0	0	0	9.902
403	07	01	00	Publicidad y propaganda	700	0	0	0	0	0	700
403	07	02	00	Imprenta y reproducción	800	0	0	0	0	0	800
403	07	03	00	Relaciones sociales	8.402	0	0	0	0	0	8.402
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	300	0	0	0	0	0	300
403	08	01	00	Primas y gastos de seguros	300	0	0	0	0	0	300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 030076010 EJECUCIÓN DEL PROGRAMA DE ACOMPAÑAMIENTO ELECTORAL INTERNACIONAL.

UNIDAD DE MEDIDA: *PROGRAMA* **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES INTERNACIONALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	460	0	0	0	0	0	460
403	09	01	00	Viáticos y pasajes dentro del país	160	0	0	0	0	0	160
403	09	02	00	Viáticos y pasajes fuera del país	300	0	0	0	0	0	300
403	10	00	00	Servicios profesionales y técnicos	4	0	0	0	0	0	4
403	10	99	00	Otros servicios profesionales y técnicos	4	0	0	0	0	0	4
403	15	00	00	Servicios fiscales	200	0	0	0	0	0	200
403	15	02	00	Tasas y otros derechos obligatorios	200	0	0	0	0	0	200
403	18	00	00	Impuestos indirectos	1.385	0	0	0	0	0	1.385
403	18	01	00	Impuesto al valor agregado	1.385	0	0	0	0	0	1.385
				Totales	**13.386**	**0**	**0**	**0**	**0**	0	**13.386**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030076011 CAPACITACIÓN NACIONAL DEL PERSONAL TÉCNICO-OPERATIVO ELECTORAL.

UNIDAD DE MEDIDA: PERSONAL ENTRENADO **META:** 100.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN/ OFICINAS REGIONALES ELECTORALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**34.654.992**	**0**	**0**	**0**	**0**	0	**34.654.992**
401	01	00	00	Sueldos, salarios y otras retribuciones	23.973.000	0	0	0	0	0	23.973.000
401	01	18	00	Remuneraciones al personal contratado	22.011.000	0	0	0	0	0	22.011.000
401	01	99	00	Otras retribuciones	1.962.000	0	0	0	0	0	1.962.000
401	04	00	00	Complementos de sueldos y salarios	4.972.572	0	0	0	0	0	4.972.572
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.972.572	0	0	0	0	0	4.972.572
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	959.200	0	0	0	0	0	959.200
401	05	07	00	Aguinaldos al personal contratado	654.000	0	0	0	0	0	654.000
401	05	08	00	Bono vacacional al personal contratado	305.200	0	0	0	0	0	305.200
401	06	00	00	Aportes patronales y legales	2.668.320	0	0	0	0	0	2.668.320
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.992.185	0	0	0	0	0	1.992.185
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	362.215	0	0	0	0	0	362.215
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	313.920	0	0	0	0	0	313.920
401	08	00	00	Prestaciones sociales e indemnizaciones	2.081.900	0	0	0	0	0	2.081.900
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.081.900	0	0	0	0	0	2.081.900
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**676**	**0**	**0**	**0**	**0**	0	**676**
402	05	00	00	Productos de papel, cartón e impresos	532	0	0	0	0	0	532
402	05	03	00	Productos de papel y cartón para oficina	532	0	0	0	0	0	532
402	10	00	00	Productos varios y útiles diversos	144	0	0	0	0	0	144
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	136	0	0	0	0	0	136
402	10	08	00	Materiales para equipos de computación	8	0	0	0	0	0	8
403	**00**	**00**	**00**	**Servicios no personales**	**1.857**	**0**	**0**	**0**	**0**	0	**1.857**
403	02	00	00	Alquileres de maquinaria y equipos	1.440	0	0	0	0	0	1.440

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 030076011 CAPACITACIÓN NACIONAL DEL PERSONAL TÉCNICO-OPERATIVO ELECTORAL.

UNIDAD DE MEDIDA: *PERSONAL ENTRENADO* **META:** 100.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN/ OFICINAS REGIONALES ELECTORALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.440	0	0	0	0	0	1.440
403	09	00	00	Viáticos y pasajes	159	0	0	0	0	0	159
403	09	01	00	Viáticos y pasajes dentro del país	159	0	0	0	0	0	159
403	10	00	00	Servicios profesionales y técnicos	4	0	0	0	0	0	4
403	10	99	00	Otros servicios profesionales y técnicos	4	0	0	0	0	0	4
403	18	00	00	Impuestos indirectos	254	0	0	0	0	0	254
403	18	01	00	Impuesto al valor agregado	254	0	0	0	0	0	254
				Totales	**34.657.525**	**0**	**0**	**0**	**0**	0	**34.657.525**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030076012 PRODUCCIÓN Y REPLIEGUE DE INSTRUMENTOS ELECTORALES CODIFICADOS.

UNIDAD DE MEDIDA: INSTRUMENTO ELECTORAL **META:** 490.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**9.199.350**	**0**	**0**	**0**	**0**	0	**9.199.350**
401	01	00	00	Sueldos, salarios y otras retribuciones	7.345.800	0	0	0	0	0	7.345.800
401	01	18	00	Remuneraciones al personal contratado	7.300.800	0	0	0	0	0	7.300.800
401	01	99	00	Otras retribuciones	45.000	0	0	0	0	0	45.000
401	04	00	00	Complementos de sueldos y salarios	1.722.600	0	0	0	0	0	1.722.600
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.722.600	0	0	0	0	0	1.722.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	22.000	0	0	0	0	0	22.000
401	05	07	00	Aguinaldos al personal contratado	15.000	0	0	0	0	0	15.000
401	05	08	00	Bono vacacional al personal contratado	7.000	0	0	0	0	0	7.000
401	06	00	00	Aportes patronales y legales	61.200	0	0	0	0	0	61.200
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	45.692	0	0	0	0	0	45.692
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.308	0	0	0	0	0	8.308
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	7.200	0	0	0	0	0	7.200
401	08	00	00	Prestaciones sociales e indemnizaciones	47.750	0	0	0	0	0	47.750
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	47.750	0	0	0	0	0	47.750
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.484**	**0**	**0**	**0**	**0**	0	**4.484**
402	01	00	00	Productos alimenticios y agropecuarios	2.080	0	0	0	0	0	2.080
402	01	01	00	Alimentos y bebidas para personas	2.080	0	0	0	0	0	2.080
402	05	00	00	Productos de papel, cartón e impresos	1.070	0	0	0	0	0	1.070
402	05	01	00	Pulpa de madera, papel y cartón	26	0	0	0	0	0	26
402	05	03	00	Productos de papel y cartón para oficina	1.044	0	0	0	0	0	1.044
402	06	00	00	Productos químicos y derivados	108	0	0	0	0	0	108
402	06	08	00	Productos plásticos	108	0	0	0	0	0	108
402	10	00	00	Productos varios y útiles diversos	1.226	0	0	0	0	0	1.226

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030076012 PRODUCCIÓN Y REPLIEGUE DE INSTRUMENTOS ELECTORALES CODIFICADOS.

UNIDAD DE MEDIDA: INSTRUMENTO ELECTORAL **META:** 490.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
402	10	02	00	Materiales y útiles de limpieza y aseo	152	0	0	0	0	0	152
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	680	0	0	0	0	0	680
402	10	08	00	Materiales para equipos de computación	394	0	0	0	0	0	394
403	**00**	**00**	**00**	**Servicios no personales**	**1.066**	**0**	**0**	**0**	**0**	0	**1.066**
403	02	00	00	Alquileres de maquinaria y equipos	12	0	0	0	0	0	12
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	10	0	0	0	0	0	10
403	02	99	00	Alquileres de otras maquinaria y equipos	2	0	0	0	0	0	2
403	07	00	00	Servicios de información, impresión y relaciones públicas	102	0	0	0	0	0	102
403	07	03	00	Relaciones sociales	102	0	0	0	0	0	102
403	09	00	00	Viáticos y pasajes	400	0	0	0	0	0	400
403	09	01	00	Viáticos y pasajes dentro del pais	400	0	0	0	0	0	400
403	18	00	00	Impuestos indirectos	552	0	0	0	0	0	552
403	18	01	00	Impuesto al valor agregado	552	0	0	0	0	0	552
				Totales	**9.204.900**	**0**	**0**	**0**	**0**	0	**9.204.900**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030076013 EJECUCIÓN DE LAS AUDITORÍAS.

UNIDAD DE MEDIDA: AUDITORÍA **META:** 22

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**414**	**0**	**0**	**0**	**0**	0	**414**
402	05	00	00	Productos de papel, cartón e impresos	160	0	0	0	0	0	160
402	05	03	00	Productos de papel y cartón para oficina	160	0	0	0	0	0	160
402	10	00	00	Productos varios y útiles diversos	254	0	0	0	0	0	254
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	250	0	0	0	0	0	250
402	10	08	00	Materiales para equipos de computación	4	0	0	0	0	0	4
403	**00**	**00**	**00**	**Servicios no personales**	**6.001**	**0**	**0**	**0**	**0**	0	**6.001**
403	02	00	00	Alquileres de maquinaria y equipos	8	0	0	0	0	0	8
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	8	0	0	0	0	0	8
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.280	0	0	0	0	0	5.280
403	07	03	00	Relaciones sociales	5.280	0	0	0	0	0	5.280
403	09	00	00	Viáticos y pasajes	20	0	0	0	0	0	20
403	09	01	00	Viáticos y pasajes dentro del país	20	0	0	0	0	0	20
403	10	00	00	Servicios profesionales y técnicos	8	0	0	0	0	0	8
403	10	99	00	Otros servicios profesionales y técnicos	8	0	0	0	0	0	8
403	18	00	00	Impuestos indirectos	685	0	0	0	0	0	685
403	18	01	00	Impuesto al valor agregado	685	0	0	0	0	0	685
				Totales	**6.415**	**0**	**0**	**0**	**0**	0	**6.415**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 030076014 OPTIMIZACIÓN Y DESPLIEGUE DE LA PLATAFORMA SATELITAL.

UNIDAD DE MEDIDA: *ANTENA INSTALADA* **META:** 5.600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**945.201**	**0**	**0**	**0**	**0**	0	**945.201**
401	01	00	00	Sueldos, salarios y otras retribuciones	480.000	0	0	0	0	0	480.000
401	01	18	00	Remuneraciones al personal contratado	480.000	0	0	0	0	0	480.000
401	04	00	00	Complementos de sueldos y salarios	302.400	0	0	0	0	0	302.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	302.400	0	0	0	0	0	302.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	57.600	0	0	0	0	0	57.600
401	05	07	00	Aguinaldos al personal contratado	57.600	0	0	0	0	0	57.600
401	06	00	00	Aportes patronales y legales	42.801	0	0	0	0	0	42.801
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	35.889	0	0	0	0	0	35.889
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	6.912	0	0	0	0	0	6.912
401	08	00	00	Prestaciones sociales e indemnizaciones	62.400	0	0	0	0	0	62.400
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	62.400	0	0	0	0	0	62.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.172**	**0**	**0**	**0**	**0**	0	**17.172**
402	01	00	00	Productos alimenticios y agropecuarios	360	0	0	0	0	0	360
402	01	01	00	Alimentos y bebidas para personas	360	0	0	0	0	0	360
402	05	00	00	Productos de papel, cartón e impresos	12	0	0	0	0	0	12
402	05	03	00	Productos de papel y cartón para oficina	12	0	0	0	0	0	12
402	06	00	00	Productos químicos y derivados	20	0	0	0	0	0	20
402	06	02	00	Abonos, plaguicidas y otros	20	0	0	0	0	0	20
402	08	00	00	Productos metálicos	10.400	0	0	0	0	0	10.400
402	08	99	00	Otros productos metálicos	10.400	0	0	0	0	0	10.400
402	10	00	00	Productos varios y útiles diversos	6.380	0	0	0	0	0	6.380
402	10	02	00	Materiales y útiles de limpieza y aseo	160	0	0	0	0	0	160
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20	0	0	0	0	0	20

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN

META: 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 030076014 OPTIMIZACIÓN Y DESPLIEGUE DE LA PLATAFORMA SATELITAL.

UNIDAD DE MEDIDA: ANTENA INSTALADA

META: 5.600

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE TECNOLOGÍA DE LA INFORMACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	6.200	0	0	0	0	0	6.200
403	**00**	**00**	**00**	**Servicios no personales**	**2.399**	**0**	**0**	**0**	**0**	0	**2.399**
403	02	00	00	Alquileres de maquinaria y equipos	4	0	0	0	0	0	4
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	4	0	0	0	0	0	4
403	09	00	00	Viáticos y pasajes	320	0	0	0	0	0	320
403	09	01	00	Viáticos y pasajes dentro del país	320	0	0	0	0	0	320
403	10	00	00	Servicios profesionales y técnicos	12	0	0	0	0	0	12
403	10	99	00	Otros servicios profesionales y técnicos	12	0	0	0	0	0	12
403	18	00	00	Impuestos indirectos	2.063	0	0	0	0	0	2.063
403	18	01	00	Impuesto al valor agregado	2.063	0	0	0	0	0	2.063
				Totales	**964.772**	**0**	**0**	**0**	**0**	0	**964.772**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **PROYECTO:** 116425 030076000 ELECCIONES Y/O CONSULTAS 2012.

OBJETIVO DEL PROYECTO: FOMENTAR EL DESARROLLO DE UNA CULTURA POLÍTICA CIUDADANA CON CRITERIO Y SENTIDO ÉTICO, SUSTENTADA EN DERECHOS Y RESPONSABILIDADES.

UNIDAD DE MEDIDA: ELECCIÓN **META:** 2

RESPONSABLE/EJECUTOR: JUNTA NACIONAL ELECTORAL **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 030076015 EJECUCIÓN DEL PLAN DE CONTACTO POPULAR CON LA TECNOLOGÍA ELECTORAL.

UNIDAD DE MEDIDA: *PLAN* **META:** 2

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE PARTICIPACIÓN CIUDADANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**6.720**	**0**	**0**	**0**	**0**	0	**6.720**
403	10	00	00	Servicios profesionales y técnicos	3.000	0	0	0	0	0	3.000
403	10	99	00	Otros servicios profesionales y técnicos	3.000	0	0	0	0	0	3.000
403	18	00	00	Impuestos indirectos	720	0	0	0	0	0	720
403	18	01	00	Impuesto al valor agregado	720	0	0	0	0	0	720
403	99	00	00	Otros servicios no personales	3.000	0	0	0	0	0	3.000
403	99	01	00	Otros servicios no personales	3.000	0	0	0	0	0	3.000
				Totales	**6.720**	**0**	**0**	**0**	**0**	0	**6.720**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114313 030077000 FORTALECIMIENTO DE LA SUPERVISIÓN DE IDENTIFICACIÓN Y AUDITORIAS DEL REGISTRO CIVIL A NIVEL NACIONAL PARA EL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: INFORME

META: 12

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE SUPERVISIÓN DEL REGISTRO CIVIL E IDENTIFICACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**12.285.280**	**0**	**0**	**0**	**0**	**0**	**12.285.280**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.208.000	0	0	0	0	0	8.208.000
401	01	18	00	Remuneraciones al personal contratado	7.296.000	0	0	0	0	0	7.296.000
401	01	99	00	Otras retribuciones	912.000	0	0	0	0	0	912.000
401	04	00	00	Complementos de sueldos y salarios	1.745.568	0	0	0	0	0	1.745.568
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.745.568	0	0	0	0	0	1.745.568
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	729.600	0	0	0	0	0	729.600
401	05	07	00	Aguinaldos al personal contratado	304.000	0	0	0	0	0	304.000
401	05	08	00	Bono vacacional al personal contratado	425.600	0	0	0	0	0	425.600
401	06	00	00	Aportes patronales y legales	1.240.320	0	0	0	0	0	1.240.320
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	926.031	0	0	0	0	0	926.031
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	168.369	0	0	0	0	0	168.369
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	145.920	0	0	0	0	0	145.920
401	08	00	00	Prestaciones sociales e indemnizaciones	361.792	0	0	0	0	0	361.792
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	361.792	0	0	0	0	0	361.792
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**654.893**	**0**	**0**	**0**	**0**	**0**	**654.893**
402	01	00	00	Productos alimenticios y agropecuarios	9.000	0	0	0	0	0	9.000
402	01	01	00	Alimentos y bebidas para personas	9.000	0	0	0	0	0	9.000
402	03	00	00	Textiles y vestuarios	23.000	0	0	0	0	0	23.000
402	03	02	00	Prendas de vestir	23.000	0	0	0	0	0	23.000
402	05	00	00	Productos de papel, cartón e impresos	297.272	0	0	0	0	0	297.272
402	05	03	00	Productos de papel y cartón para oficina	297.272	0	0	0	0	0	297.272
402	06	00	00	Productos químicos y derivados	1.496	0	0	0	0	0	1.496
402	06	08	00	Productos plásticos	1.496	0	0	0	0	0	1.496
402	10	00	00	Productos varios y útiles diversos	324.125	0	0	0	0	0	324.125
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	91.772	0	0	0	0	0	91.772
402	10	07	00	Productos de seguridad en el trabajo	16.888	0	0	0	0	0	16.888
402	10	08	00	Materiales para equipos de computación	214.375	0	0	0	0	0	214.375
402	10	11	00	Materiales eléctricos	1.090	0	0	0	0	0	1.090

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114313 030077000 FORTALECIMIENTO DE LA SUPERVISIÓN DE IDENTIFICACIÓN Y AUDITORIAS DEL REGISTRO CIVIL A NIVEL NACIONAL PARA EL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: INFORME

META: 12

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE SUPERVISIÓN DEL REGISTRO CIVIL E IDENTIFICACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**868.928**	**0**	**0**	**0**	**0**	**0**	**868.928**
403	04	00	00	Servicios básicos	262.500	0	0	0	0	0	262.500
403	04	04	00	Teléfonos	262.500	0	0	0	0	0	262.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	102.000	0	0	0	0	0	102.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	52.000	0	0	0	0	0	52.000
403	09	00	00	Viáticos y pasajes	147.000	0	0	0	0	0	147.000
403	09	01	00	Viáticos y pasajes dentro del país	147.000	0	0	0	0	0	147.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	122.435	0	0	0	0	0	122.435
403	18	01	00	Impuesto al valor agregado	122.435	0	0	0	0	0	122.435
403	99	00	00	Otros servicios no personales	224.993	0	0	0	0	0	224.993
403	99	01	00	Otros servicios no personales	224.993	0	0	0	0	0	224.993
				Totales	**13.809.101**	**0**	**0**	**0**	**0**	**0**	**13.809.101**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114313 030077000 FORTALECIMIENTO DE LA SUPERVISIÓN DE IDENTIFICACIÓN Y AUDITORIAS DEL REGISTRO CIVIL A NIVEL NACIONAL PARA EL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: INFORME

META: 12

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE SUPERVISIÓN DEL REGISTRO CIVIL E IDENTIFICACIÓN

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114313 030077000 FORTALECIMIENTO DE LA SUPERVISIÓN DE IDENTIFICACIÓN Y AUDITORIAS DEL REGISTRO CIVIL A NIVEL NACIONAL PARA EL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE SUPERVISIÓN DEL REGISTRO CIVIL E IDENTIFICACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030077001 SUPERVISIÓN DE LOS EXPEDIENTES DE IDENTIFICACIÓN RECIBIDOS.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE SUPERVISIÓN DEL REGISTRO CIVIL E IDENTIFICACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**12.285.280**	**0**	**0**	**0**	**0**	0	**12.285.280**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.208.000	0	0	0	0	0	8.208.000
401	01	18	00	Remuneraciones al personal contratado	7.296.000	0	0	0	0	0	7.296.000
401	01	99	00	Otras retribuciones	912.000	0	0	0	0	0	912.000
401	04	00	00	Complementos de sueldos y salarios	1.745.568	0	0	0	0	0	1.745.568
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.745.568	0	0	0	0	0	1.745.568
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	729.600	0	0	0	0	0	729.600
401	05	07	00	Aguinaldos al personal contratado	304.000	0	0	0	0	0	304.000
401	05	08	00	Bono vacacional al personal contratado	425.600	0	0	0	0	0	425.600
401	06	00	00	Aportes patronales y legales	1.240.320	0	0	0	0	0	1.240.320
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	926.031	0	0	0	0	0	926.031
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	168.369	0	0	0	0	0	168.369
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	145.920	0	0	0	0	0	145.920
401	08	00	00	Prestaciones sociales e indemnizaciones	361.792	0	0	0	0	0	361.792
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	361.792	0	0	0	0	0	361.792
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**375.051**	**0**	**0**	**0**	**0**	0	**375.051**
402	01	00	00	Productos alimenticios y agropecuarios	6.000	0	0	0	0	0	6.000
402	01	01	00	Alimentos y bebidas para personas	6.000	0	0	0	0	0	6.000
402	03	00	00	Textiles y vestuarios	23.000	0	0	0	0	0	23.000
402	03	02	00	Prendas de vestir	23.000	0	0	0	0	0	23.000
402	05	00	00	Productos de papel, cartón e impresos	87.106	0	0	0	0	0	87.106
402	05	03	00	Productos de papel y cartón para oficina	87.106	0	0	0	0	0	87.106
402	06	00	00	Productos químicos y derivados	1.360	0	0	0	0	0	1.360
402	06	08	00	Productos plásticos	1.360	0	0	0	0	0	1.360

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114313 030077000 FORTALECIMIENTO DE LA SUPERVISIÓN DE IDENTIFICACIÓN Y AUDITORIAS DEL REGISTRO CIVIL A NIVEL NACIONAL PARA EL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE SUPERVISIÓN DEL REGISTRO CIVIL E IDENTIFICACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030077001 SUPERVISIÓN DE LOS EXPEDIENTES DE IDENTIFICACIÓN RECIBIDOS.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE SUPERVISIÓN DEL REGISTRO CIVIL E IDENTIFICACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	257.585	0	0	0	0	0	257.585
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	58.000	0	0	0	0	0	58.000
402	10	08	00	Materiales para equipos de computación	199.585	0	0	0	0	0	199.585
403	**00**	**00**	**00**	**Servicios no personales**	**576.305**	**0**	**0**	**0**	**0**	0	**576.305**
403	04	00	00	Servicios básicos	262.500	0	0	0	0	0	262.500
403	04	04	00	Teléfonos	262.500	0	0	0	0	0	262.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	102.000	0	0	0	0	0	102.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	52.000	0	0	0	0	0	52.000
403	09	00	00	Viáticos y pasajes	140.000	0	0	0	0	0	140.000
403	09	01	00	Viáticos y pasajes dentro del país	140.000	0	0	0	0	0	140.000
403	10	00	00	Servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	61.805	0	0	0	0	0	61.805
403	18	01	00	Impuesto al valor agregado	61.805	0	0	0	0	0	61.805
				Totales	**13.236.636**	**0**	**0**	**0**	**0**	0	**13.236.636**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114313 030077000 FORTALECIMIENTO DE LA SUPERVISIÓN DE IDENTIFICACIÓN Y AUDITORIAS DEL REGISTRO CIVIL A NIVEL NACIONAL PARA EL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE SUPERVISIÓN DEL REGISTRO CIVIL E IDENTIFICACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 030077002 AUDITORIA DEL REGISTRO CIVIL A NIVEL NACIONAL

UNIDAD DE MEDIDA: *INFORME* **META:** 4

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE SUPERVISIÓN DEL REGISTRO CIVIL E IDENTIFICACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**129.472**	**0**	**0**	**0**	**0**	0	**129.472**
402	01	00	00	Productos alimenticios y agropecuarios	3.000	0	0	0	0	0	3.000
402	01	01	00	Alimentos y bebidas para personas	3.000	0	0	0	0	0	3.000
402	05	00	00	Productos de papel, cartón e impresos	82.078	0	0	0	0	0	82.078
402	05	03	00	Productos de papel y cartón para oficina	82.078	0	0	0	0	0	82.078
402	06	00	00	Productos químicos y derivados	136	0	0	0	0	0	136
402	06	08	00	Productos plásticos	136	0	0	0	0	0	136
402	10	00	00	Productos varios y útiles diversos	44.258	0	0	0	0	0	44.258
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	28.378	0	0	0	0	0	28.378
402	10	08	00	Materiales para equipos de computación	14.790	0	0	0	0	0	14.790
402	10	11	00	Materiales eléctricos	1.090	0	0	0	0	0	1.090
403	**00**	**00**	**00**	**Servicios no personales**	**22.537**	**0**	**0**	**0**	**0**	0	**22.537**
403	09	00	00	Viáticos y pasajes	7.000	0	0	0	0	0	7.000
403	09	01	00	Viáticos y pasajes dentro del país	7.000	0	0	0	0	0	7.000
403	18	00	00	Impuestos indirectos	15.537	0	0	0	0	0	15.537
403	18	01	00	Impuesto al valor agregado	15.537	0	0	0	0	0	15.537
				Totales	**152.009**	**0**	**0**	**0**	**0**	0	**152.009**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

PROYECTO: 114313 030077000 FORTALECIMIENTO DE LA SUPERVISIÓN DE IDENTIFICACIÓN Y AUDITORIAS DEL REGISTRO CIVIL A NIVEL NACIONAL PARA EL AÑO 2012.

OBJETIVO DEL PROYECTO: OPTIMIZAR LOS PROCESOS QUE CONTRIBUYEN Y GARANTIZAN EL EJERCICIO DEMOCRÁTICO DE CIUDADANÍA Y DERECHOS POLÍTICOS.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE SUPERVISIÓN DEL REGISTRO CIVIL E IDENTIFICACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 030077003 EVALUACION Y DISEÑO DEL PLAN DE DIGITALIZACIÒN DEL ARCHIVO PARA LA ONSRCI EN SU PRIMERA FASE.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE SUPERVISIÓN DEL REGISTRO CIVIL E IDENTIFICACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**150.370**	**0**	**0**	**0**	**0**	0	**150.370**
402	05	00	00	Productos de papel, cartón e impresos	128.088	0	0	0	0	0	128.088
402	05	03	00	Productos de papel y cartón para oficina	128.088	0	0	0	0	0	128.088
402	10	00	00	Productos varios y útiles diversos	22.282	0	0	0	0	0	22.282
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.394	0	0	0	0	0	5.394
402	10	07	00	Productos de seguridad en el trabajo	16.888	0	0	0	0	0	16.888
403	**00**	**00**	**00**	**Servicios no personales**	**270.086**	**0**	**0**	**0**	**0**	0	**270.086**
403	18	00	00	Impuestos indirectos	45.093	0	0	0	0	0	45.093
403	18	01	00	Impuesto al valor agregado	45.093	0	0	0	0	0	45.093
403	99	00	00	Otros servicios no personales	224.993	0	0	0	0	0	224.993
403	99	01	00	Otros servicios no personales	224.993	0	0	0	0	0	224.993
				Totales	**420.456**	**0**	**0**	**0**	**0**	0	**420.456**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.131.737.305**	**0**	**0**	**0**	**0**	**0**	**1.131.737.305**
401	01	00	00	Sueldos, salarios y otras retribuciones	392.226.680	0	0	0	0	0	392.226.680
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	218.876.176	0	0	0	0	0	218.876.176
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	11.781.000	0	0	0	0	0	11.781.000
401	01	12	00	Salarios a obreros en puestos no permanentes	3.366.000	0	0	0	0	0	3.366.000
401	01	18	00	Remuneraciones al personal contratado	26.023.440	0	0	0	0	0	26.023.440
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	466.500	0	0	0	0	0	466.500
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	1.644.944	0	0	0	0	0	1.644.944
401	01	99	00	Otras retribuciones	130.068.620	0	0	0	0	0	130.068.620
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	46.460.424	0	0	0	0	0	46.460.424
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	44.104.224	0	0	0	0	0	44.104.224
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	2.356.200	0	0	0	0	0	2.356.200
401	03	00	00	Primas	88.741.552	0	0	0	0	0	88.741.552
401	03	08	00	Primas de profesionalización a empleados	50.277.283	0	0	0	0	0	50.277.283
401	03	09	00	Primas por antigüedad a empleados	29.465.550	0	0	0	0	0	29.465.550
401	03	10	00	Primas por jerarquia o responsabilidad en el cargo	2.012.400	0	0	0	0	0	2.012.400
401	03	21	00	Primas por antigüedad a obreros	1.683.271	0	0	0	0	0	1.683.271
401	03	40	00	Primas de profesionalización al personal contratado	5.262.728	0	0	0	0	0	5.262.728
401	03	98	00	Otras primas a obreros	40.320	0	0	0	0	0	40.320
401	04	00	00	Complementos de sueldos y salarios	72.899.241	0	0	0	0	0	72.899.241
401	04	02	00	Complemento a empleados por trabajo nocturno	1.035.000	0	0	0	0	0	1.035.000
401	04	06	00	Complemento a empleados por comisión de servicios	8.277.216	0	0	0	0	0	8.277.216
401	04	08	00	Bono compensatorio de alimentación a empleados	48.479.445	0	0	0	0	0	48.479.445
401	04	18	00	Bono compensatorio de alimentación a obreros	7.947.450	0	0	0	0	0	7.947.450
401	04	26	00	Bono compensatorio de alimentación al personal contratado	7.039.170	0	0	0	0	0	7.039.170
401	04	97	00	Otros complementos a obreros	120.960	0	0	0	0	0	120.960
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	57.376.214	0	0	0	0	0	57.376.214
401	05	03	00	Bono vacacional a empleados	52.260.754	0	0	0	0	0	52.260.754
401	05	06	00	Bono vacacional a obreros	2.555.212	0	0	0	0	0	2.555.212
401	05	08	00	Bono vacacional al personal contratado	2.141.944	0	0	0	0	0	2.141.944
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	418.304	0	0	0	0	0	418.304
401	06	00	00	Aportes patronales y legales	67.719.812	0	0	0	0	0	67.719.812

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	36.259.640	0	0	0	0	0	36.259.640
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	13.185.323	0	0	0	0	0	13.185.323
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	5.780.077	0	0	0	0	0	5.780.077
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.172.422	0	0	0	0	0	4.172.422
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.300.495	0	0	0	0	0	1.300.495
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	350.064	0	0	0	0	0	350.064
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.502.476	0	0	0	0	0	6.502.476
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	136.416	0	0	0	0	0	136.416
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	32.899	0	0	0	0	0	32.899
401	07	00	00	Asistencia socio-económica	185.295.860	0	0	0	0	0	185.295.860
401	07	02	00	Becas a empleados	4.280.000	0	0	0	0	0	4.280.000
401	07	03	00	Ayudas por matrimonio a empleados	3.815.000	0	0	0	0	0	3.815.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	3.815.000	0	0	0	0	0	3.815.000
401	07	05	00	Ayudas por defunción a empleados	1.907.500	0	0	0	0	0	1.907.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	26.298.040	0	0	0	0	0	26.298.040
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	96.752.587	0	0	0	0	0	96.752.587
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.610.375	0	0	0	0	0	4.610.375
401	07	10	00	Dotación de uniformes a empleados	3.174.000	0	0	0	0	0	3.174.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	14.998.204	0	0	0	0	0	14.998.204
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.090.000	0	0	0	0	0	3.090.000
401	07	18	00	Becas a obreros	484.000	0	0	0	0	0	484.000
401	07	19	00	Ayudas por matrimonio de obreros	440.000	0	0	0	0	0	440.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	440.000	0	0	0	0	0	440.000
401	07	21	00	Ayudas por defunción a obreros	220.000	0	0	0	0	0	220.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.413.720	0	0	0	0	0	1.413.720
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	11.638.596	0	0	0	0	0	11.638.596
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	652.600	0	0	0	0	0	652.600
401	07	26	00	Dotación de uniformes a obreros	2.868.750	0	0	0	0	0	2.868.750
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	3.433.312	0	0	0	0	0	3.433.312
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	553.200	0	0	0	0	0	553.200
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	164.494	0	0	0	0	0	164.494

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	246.482	0	0	0	0	0	246.482
401	08	00	00	Prestaciones sociales e indemnizaciones	221.017.522	0	0	0	0	0	221.017.522
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	131.192.408	0	0	0	0	0	131.192.408
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	6.385.973	0	0	0	0	0	6.385.973
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	82.941.109	0	0	0	0	0	82.941.109
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	498.032	0	0	0	0	0	498.032
403	**00**	**00**	**00**	**Servicios no personales**	**28.973.384**	**0**	**0**	**0**	**0**	**0**	**28.973.384**
403	10	00	00	Servicios profesionales y técnicos	2.900.000	0	0	0	0	0	2.900.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.900.000	0	0	0	0	0	2.900.000
403	18	00	00	Impuestos indirectos	1.185.608	0	0	0	0	0	1.185.608
403	18	01	00	Impuesto al valor agregado	1.185.608	0	0	0	0	0	1.185.608
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.903.982	0	0	0	0	0	1.903.982
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.903.982	0	0	0	0	0	1.903.982
403	99	00	00	Otros servicios no personales	22.983.794	0	0	0	0	0	22.983.794
403	99	01	00	Otros servicios no personales	22.983.794	0	0	0	0	0	22.983.794
				Totales	**1.160.710.689**	**0**	**0**	**0**	**0**	**0**	**1.160.710.689**

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 030001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.131.737.305**	**0**	**0**	**0**	**0**	**0**	**1.131.737.305**
401	01	00	00	Sueldos, salarios y otras retribuciones	392.226.680	0	0	0	0	0	392.226.680
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	218.876.176	0	0	0	0	0	218.876.176
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	11.781.000	0	0	0	0	0	11.781.000
401	01	12	00	Salarios a obreros en puestos no permanentes	3.366.000	0	0	0	0	0	3.366.000
401	01	18	00	Remuneraciones al personal contratado	26.023.440	0	0	0	0	0	26.023.440
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	466.500	0	0	0	0	0	466.500
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	1.644.944	0	0	0	0	0	1.644.944
401	01	99	00	Otras retribuciones	130.068.620	0	0	0	0	0	130.068.620
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	46.460.424	0	0	0	0	0	46.460.424
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	44.104.224	0	0	0	0	0	44.104.224
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	2.356.200	0	0	0	0	0	2.356.200
401	03	00	00	Primas	88.741.552	0	0	0	0	0	88.741.552
401	03	08	00	Primas de profesionalización a empleados	50.277.283	0	0	0	0	0	50.277.283
401	03	09	00	Primas por antigüedad a empleados	29.465.550	0	0	0	0	0	29.465.550
401	03	10	00	Primas por jerarquia o responsabilidad en el cargo	2.012.400	0	0	0	0	0	2.012.400
401	03	21	00	Primas por antigüedad a obreros	1.683.271	0	0	0	0	0	1.683.271
401	03	40	00	Primas de profesionalización al personal contratado	5.262.728	0	0	0	0	0	5.262.728
401	03	98	00	Otras primas a obreros	40.320	0	0	0	0	0	40.320
401	04	00	00	Complementos de sueldos y salarios	72.899.241	0	0	0	0	0	72.899.241
401	04	02	00	Complemento a empleados por trabajo nocturno	1.035.000	0	0	0	0	0	1.035.000
401	04	06	00	Complemento a empleados por comisión de servicios	8.277.216	0	0	0	0	0	8.277.216
401	04	08	00	Bono compensatorio de alimentación a empleados	48.479.445	0	0	0	0	0	48.479.445
401	04	18	00	Bono compensatorio de alimentación a obreros	7.947.450	0	0	0	0	0	7.947.450
401	04	26	00	Bono compensatorio de alimentación al personal contratado	7.039.170	0	0	0	0	0	7.039.170
401	04	97	00	Otros complementos a obreros	120.960	0	0	0	0	0	120.960
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	57.376.214	0	0	0	0	0	57.376.214
401	05	03	00	Bono vacacional a empleados	52.260.754	0	0	0	0	0	52.260.754

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 030001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	06	00	Bono vacacional a obreros	2.555.212	0	0	0	0	0	2.555.212
401	05	08	00	Bono vacacional al personal contratado	2.141.944	0	0	0	0	0	2.141.944
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	418.304	0	0	0	0	0	418.304
401	06	00	00	Aportes patronales y legales	67.719.812	0	0	0	0	0	67.719.812
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	36.259.640	0	0	0	0	0	36.259.640
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	13.185.323	0	0	0	0	0	13.185.323
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	5.780.077	0	0	0	0	0	5.780.077
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.172.422	0	0	0	0	0	4.172.422
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.300.495	0	0	0	0	0	1.300.495
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	350.064	0	0	0	0	0	350.064
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.502.476	0	0	0	0	0	6.502.476
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	136.416	0	0	0	0	0	136.416
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	32.899	0	0	0	0	0	32.899
401	07	00	00	Asistencia socio-económica	185.295.860	0	0	0	0	0	185.295.860
401	07	02	00	Becas a empleados	4.280.000	0	0	0	0	0	4.280.000
401	07	03	00	Ayudas por matrimonio a empleados	3.815.000	0	0	0	0	0	3.815.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	3.815.000	0	0	0	0	0	3.815.000
401	07	05	00	Ayudas por defunción a empleados	1.907.500	0	0	0	0	0	1.907.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	26.298.040	0	0	0	0	0	26.298.040
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	96.752.587	0	0	0	0	0	96.752.587
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.610.375	0	0	0	0	0	4.610.375
401	07	10	00	Dotación de uniformes a empleados	3.174.000	0	0	0	0	0	3.174.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	14.998.204	0	0	0	0	0	14.998.204
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	3.090.000	0	0	0	0	0	3.090.000
401	07	18	00	Becas a obreros	484.000	0	0	0	0	0	484.000
401	07	19	00	Ayudas por matrimonio de obreros	440.000	0	0	0	0	0	440.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 030001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	20	00	Ayudas por nacimiento de hijos de obreros	440.000	0	0	0	0	0	440.000
401	07	21	00	Ayudas por defunción a obreros	220.000	0	0	0	0	0	220.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.413.720	0	0	0	0	0	1.413.720
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	11.638.596	0	0	0	0	0	11.638.596
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	652.600	0	0	0	0	0	652.600
401	07	26	00	Dotación de uniformes a obreros	2.868.750	0	0	0	0	0	2.868.750
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	3.433.312	0	0	0	0	0	3.433.312
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	553.200	0	0	0	0	0	553.200
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	164.494	0	0	0	0	0	164.494
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	246.482	0	0	0	0	0	246.482
401	08	00	00	Prestaciones sociales e indemnizaciones	221.017.522	0	0	0	0	0	221.017.522
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	131.192.408	0	0	0	0	0	131.192.408
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	6.385.973	0	0	0	0	0	6.385.973
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	82.941.109	0	0	0	0	0	82.941.109
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	498.032	0	0	0	0	0	498.032
403	**00**	**00**	**00**	**Servicios no personales**	**28.973.384**	**0**	**0**	**0**	**0**	**0**	**28.973.384**
403	10	00	00	Servicios profesionales y técnicos	2.900.000	0	0	0	0	0	2.900.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.900.000	0	0	0	0	0	2.900.000
403	18	00	00	Impuestos indirectos	1.185.608	0	0	0	0	0	1.185.608
403	18	01	00	Impuesto al valor agregado	1.185.608	0	0	0	0	0	1.185.608
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.903.982	0	0	0	0	0	1.903.982
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.903.982	0	0	0	0	0	1.903.982
403	99	00	00	Otros servicios no personales	22.983.794	0	0	0	0	0	22.983.794
403	99	01	00	Otros servicios no personales	22.983.794	0	0	0	0	0	22.983.794
				Totales	**1.160.710.689**	**0**	**0**	**0**	**0**	**0**	**1.160.710.689**

ÓRGANO: CONSEJO NACIONAL ELECTORAL **ACCIÓN CENTRALIZADA:** 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**33.379.280**	**0**	**0**	**0**	**0**	**0**	**33.379.280**
402	01	00	00	Productos alimenticios y agropecuarios	2.313.081	0	0	0	0	0	2.313.081
402	01	01	00	Alimentos y bebidas para personas	2.313.081	0	0	0	0	0	2.313.081
402	02	00	00	Productos de minas, canteras y yacimientos	7.264	0	0	0	0	0	7.264
402	02	02	00	Petróleo crudo y gas natural	1.000	0	0	0	0	0	1.000
402	02	05	00	Piedra, arcilla, arena y tierra	6.264	0	0	0	0	0	6.264
402	03	00	00	Textiles y vestuarios	466.695	0	0	0	0	0	466.695
402	03	01	00	Textiles	8.238	0	0	0	0	0	8.238
402	03	02	00	Prendas de vestir	458.457	0	0	0	0	0	458.457
402	04	00	00	Productos de cuero y caucho	13.140	0	0	0	0	0	13.140
402	04	02	00	Productos de cuero y sucedáneos del cuero	12.200	0	0	0	0	0	12.200
402	04	03	00	Cauchos y tripas para vehículos	940	0	0	0	0	0	940
402	05	00	00	Productos de papel, cartón e impresos	5.975.179	0	0	0	0	0	5.975.179
402	05	01	00	Pulpa de madera, papel y cartón	1.580.043	0	0	0	0	0	1.580.043
402	05	02	00	Envases y cajas de papel y cartón	2.763	0	0	0	0	0	2.763
402	05	03	00	Productos de papel y cartón para oficina	4.317.765	0	0	0	0	0	4.317.765
402	05	04	00	Libros, revistas y periódicos	41.618	0	0	0	0	0	41.618
402	05	06	00	Productos de papel y cartón para computación	1.458	0	0	0	0	0	1.458
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	21.760	0	0	0	0	0	21.760
402	05	99	00	Otros productos de pulpa, papel y cartón	9.772	0	0	0	0	0	9.772
402	06	00	00	Productos químicos y derivados	1.677.922	0	0	0	0	0	1.677.922
402	06	01	00	Sustancias químicas y de uso industrial	23.574	0	0	0	0	0	23.574
402	06	02	00	Abonos, plaguicidas y otros	151.722	0	0	0	0	0	151.722
402	06	03	00	Tintas, pinturas y colorantes	43.858	0	0	0	0	0	43.858
402	06	04	00	Productos farmacéuticos y medicamentos	404.936	0	0	0	0	0	404.936
402	06	05	00	Productos de tocador	34.057	0	0	0	0	0	34.057
402	06	06	00	Combustibles y lubricantes	150.155	0	0	0	0	0	150.155
402	06	08	00	Productos plásticos	863.356	0	0	0	0	0	863.356
402	06	99	00	Otros productos de la industria química y conexos	6.264	0	0	0	0	0	6.264
402	07	00	00	Productos minerales no metálicos	8.014	0	0	0	0	0	8.014
402	07	02	00	Vidrios y productos de vidrio	1.750	0	0	0	0	0	1.750
402	07	99	00	Otros productos minerales no metálicos	6.264	0	0	0	0	0	6.264
402	08	00	00	Productos metálicos	1.772.065	0	0	0	0	0	1.772.065

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL **ACCIÓN CENTRALIZADA:** 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	01	00	Productos primarios de hierro y acero	105.322	0	0	0	0	0	105.322
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	276.691	0	0	0	0	0	276.691
402	08	04	00	Productos metálicos estructurales	35.916	0	0	0	0	0	35.916
402	08	05	00	Materiales de orden público, seguridad y defensa	1.152.550	0	0	0	0	0	1.152.550
402	08	07	00	Material de señalamiento	7.805	0	0	0	0	0	7.805
402	08	09	00	Repuestos y accesorios para equipos de transporte	132.310	0	0	0	0	0	132.310
402	08	10	00	Repuestos y accesorios para otros equipos	9.024	0	0	0	0	0	9.024
402	08	99	00	Otros productos metálicos	52.447	0	0	0	0	0	52.447
402	09	00	00	Productos de madera	5.220	0	0	0	0	0	5.220
402	09	99	00	Otros productos de madera	5.220	0	0	0	0	0	5.220
402	10	00	00	Productos varios y útiles diversos	19.170.735	0	0	0	0	0	19.170.735
402	10	01	00	Artículos de deporte, recreación y juguetes	156.464	0	0	0	0	0	156.464
402	10	02	00	Materiales y útiles de limpieza y aseo	650.639	0	0	0	0	0	650.639
402	10	03	00	Utensilios de cocina y comedor	3.050	0	0	0	0	0	3.050
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	770	0	0	0	0	0	770
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.841.570	0	0	0	0	0	2.841.570
402	10	06	00	Condecoraciones, ofrendas y similares	17.170	0	0	0	0	0	17.170
402	10	07	00	Productos de seguridad en el trabajo	83.486	0	0	0	0	0	83.486
402	10	08	00	Materiales para equipos de computación	13.836.677	0	0	0	0	0	13.836.677
402	10	11	00	Materiales eléctricos	1.398.692	0	0	0	0	0	1.398.692
402	10	12	00	Materiales para instalaciones sanitarias	34.638	0	0	0	0	0	34.638
402	10	99	00	Otros productos y útiles diversos	147.579	0	0	0	0	0	147.579
402	99	00	00	Otros materiales y suministros	1.969.965	0	0	0	0	0	1.969.965
402	99	01	00	Otros materiales y suministros	1.969.965	0	0	0	0	0	1.969.965
403	**00**	**00**	**00**	**Servicios no personales**	**351.695.317**	**0**	**0**	**0**	**0**	**0**	**351.695.317**
403	01	00	00	Alquileres de inmuebles	56.317.500	0	0	0	0	0	56.317.500
403	01	01	00	Alquileres de edificios y locales	56.177.500	0	0	0	0	0	56.177.500
403	01	02	00	Alquileres de instalaciones culturales y recreativas	140.000	0	0	0	0	0	140.000
403	02	00	00	Alquileres de maquinaria y equipos	8.395.363	0	0	0	0	0	8.395.363
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	8.391.463	0	0	0	0	0	8.391.463
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	3.600	0	0	0	0	0	3.600
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	300	0	0	0	0	0	300
403	04	00	00	Servicios básicos	66.789.150	0	0	0	0	0	66.789.150

ÓRGANO: CONSEJO NACIONAL ELECTORAL **ACCIÓN CENTRALIZADA:** 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	01	00	Electricidad	1.120.000	0	0	0	0	0	1.120.000
403	04	03	00	Agua	110.000	0	0	0	0	0	110.000
403	04	04	00	Teléfonos	63.335.400	0	0	0	0	0	63.335.400
403	04	05	00	Servicio de comunicaciones	2.000.750	0	0	0	0	0	2.000.750
403	04	06	00	Servicio de aseo urbano y domiciliario	223.000	0	0	0	0	0	223.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	595.000	0	0	0	0	0	595.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	595.000	0	0	0	0	0	595.000
403	06	00	00	Servicios de transporte y almacenaje	39.400	0	0	0	0	0	39.400
403	06	01	00	Fletes y embalajes	36.400	0	0	0	0	0	36.400
403	06	03	00	Estacionamiento	2.000	0	0	0	0	0	2.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000	0	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	28.981.951	0	0	0	0	0	28.981.951
403	07	01	00	Publicidad y propaganda	245.570	0	0	0	0	0	245.570
403	07	02	00	Imprenta y reproducción	255.841	0	0	0	0	0	255.841
403	07	03	00	Relaciones sociales	27.086.677	0	0	0	0	0	27.086.677
403	07	04	00	Avisos	1.393.863	0	0	0	0	0	1.393.863
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	23.022.989	0	0	0	0	0	23.022.989
403	08	01	00	Primas y gastos de seguros	22.900.000	0	0	0	0	0	22.900.000
403	08	02	00	Comisiones y gastos bancarios	122.989	0	0	0	0	0	122.989
403	09	00	00	Viáticos y pasajes	12.388.395	0	0	0	0	0	12.388.395
403	09	01	00	Viáticos y pasajes dentro del pais	6.440.483	0	0	0	0	0	6.440.483
403	09	02	00	Viáticos y pasajes fuera del país	5.947.912	0	0	0	0	0	5.947.912
403	10	00	00	Servicios profesionales y técnicos	24.192.426	0	0	0	0	0	24.192.426
403	10	01	00	Servicios jurídicos	169.424	0	0	0	0	0	169.424
403	10	03	00	Servicios de procesamiento de datos	4.650.000	0	0	0	0	0	4.650.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	167.060	0	0	0	0	0	167.060
403	10	09	00	Servicios de lavandería y tintorería	1.200	0	0	0	0	0	1.200
403	10	99	00	Otros servicios profesionales y técnicos	19.204.742	0	0	0	0	0	19.204.742
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.004.862	0	0	0	0	0	4.004.862
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	62.500	0	0	0	0	0	62.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.426.640	0	0	0	0	0	3.426.640
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	6.000	0	0	0	0	0	6.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	382.100	0	0	0	0	0	382.100
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	127.622	0	0	0	0	0	127.622
403	12	00	00	Conservación y reparaciones menores de obras	16.823.422	0	0	0	0	0	16.823.422
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	16.823.422	0	0	0	0	0	16.823.422
403	15	00	00	Servicios fiscales	8.072.231	0	0	0	0	0	8.072.231
403	15	01	00	Derechos de importación y servicios aduaneros	8.000.000	0	0	0	0	0	8.000.000
403	15	02	00	Tasas y otros derechos obligatorios	72.231	0	0	0	0	0	72.231
403	18	00	00	Impuestos indirectos	41.252.765	0	0	0	0	0	41.252.765
403	18	01	00	Impuesto al valor agregado	41.252.765	0	0	0	0	0	41.252.765
403	99	00	00	Otros servicios no personales	60.819.863	0	0	0	0	0	60.819.863
403	99	01	00	Otros servicios no personales	60.819.863	0	0	0	0	0	60.819.863
404	**00**	**00**	**00**	**Activos reales**	**21.741.930**	**0**	**0**	**0**	**0**	**0**	**21.741.930**
404	01	00	00	Repuestos y reparaciones mayores	11.200	0	0	0	0	0	11.200
404	01	01	00	Repuestos mayores	11.200	0	0	0	0	0	11.200
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	6.000	0	0	0	0	0	6.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	5.200	0	0	0	0	0	5.200
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	503.407	0	0	0	0	0	503.407
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	20.965	0	0	0	0	0	20.965
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	22.440	0	0	0	0	0	22.440
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	423.241	0	0	0	0	0	423.241
404	03	05	00	Maquinaria y equipos industriales y de taller	463	0	0	0	0	0	463
404	03	08	00	Equipos de almacén	2.829	0	0	0	0	0	2.829
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	33.469	0	0	0	0	0	33.469
404	04	00	00	Equipos de transporte, tracción y elevación	1.483.328	0	0	0	0	0	1.483.328
404	04	01	00	Vehículos automotores terrestres	1.448.350	0	0	0	0	0	1.448.350
404	04	03	00	Equipos marítimos de transporte	500	0	0	0	0	0	500
404	04	05	00	Vehículos de tracción no motorizados	29.227	0	0	0	0	0	29.227
404	04	06	00	Equipos auxiliares de transporte	5.251	0	0	0	0	0	5.251
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.325.947	0	0	0	0	0	2.325.947
404	05	01	00	Equipos de telecomunicaciones	2.291.097	0	0	0	0	0	2.291.097
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	34.850	0	0	0	0	0	34.850
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	744.817	0	0	0	0	0	744.817

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	01	00	Equipos científicos y de laboratorio	1.626	0	0	0	0	0	1.626
404	07	02	00	Equipos de enseñanza, deporte y recreación	410.091	0	0	0	0	0	410.091
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	120.000	0	0	0	0	0	120.000
404	07	06	00	Instrumentos musicales y equipos de audio	211.000	0	0	0	0	0	211.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	2.100	0	0	0	0	0	2.100
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	26.620	0	0	0	0	0	26.620
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	26.620	0	0	0	0	0	26.620
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.834.451	0	0	0	0	0	10.834.451
404	09	01	00	Mobiliario y equipos de oficina	2.830.206	0	0	0	0	0	2.830.206
404	09	02	00	Equipos de computación	6.524.272	0	0	0	0	0	6.524.272
404	09	03	00	Mobiliario y equipos de alojamiento	1.227.518	0	0	0	0	0	1.227.518
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	252.455	0	0	0	0	0	252.455
404	12	00	00	Activos intangibles	5.775.460	0	0	0	0	0	5.775.460
404	12	04	00	Paquetes y programas de computación	5.775.460	0	0	0	0	0	5.775.460
404	99	00	00	Otros activos reales	36.700	0	0	0	0	0	36.700
404	99	01	00	Otros activos reales	36.700	0	0	0	0	0	36.700
407	**00**	**00**	**00**	**Transferencias y donaciones**	**688.123**	**0**	**0**	**0**	**0**	**0**	**688.123**
407	01	00	00	Transferencias y donaciones corrientes internas	688.123	0	0	0	0	0	688.123
407	01	02	00	Donaciones corrientes internas al sector privado	688.123	0	0	0	0	0	688.123
407	01	02	01	Donaciones corrientes a personas	688.123	0	0	0	0	0	688.123
				Totales	**407.504.650**	**0**	**0**	**0**	**0**	**0**	**407.504.650**

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 030002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**33.379.280**	**0**	**0**	**0**	**0**	**0**	**33.379.280**
402	01	00	00	Productos alimenticios y agropecuarios	2.313.081	0	0	0	0	0	2.313.081
402	01	01	00	Alimentos y bebidas para personas	2.313.081	0	0	0	0	0	2.313.081
402	02	00	00	Productos de minas, canteras y yacimientos	7.264	0	0	0	0	0	7.264
402	02	02	00	Petróleo crudo y gas natural	1.000	0	0	0	0	0	1.000
402	02	05	00	Piedra, arcilla, arena y tierra	6.264	0	0	0	0	0	6.264
402	03	00	00	Textiles y vestuarios	466.695	0	0	0	0	0	466.695
402	03	01	00	Textiles	8.238	0	0	0	0	0	8.238
402	03	02	00	Prendas de vestir	458.457	0	0	0	0	0	458.457
402	04	00	00	Productos de cuero y caucho	13.140	0	0	0	0	0	13.140
402	04	02	00	Productos de cuero y sucedáneos del cuero	12.200	0	0	0	0	0	12.200
402	04	03	00	Cauchos y tripas para vehículos	940	0	0	0	0	0	940
402	05	00	00	Productos de papel, cartón e impresos	5.975.179	0	0	0	0	0	5.975.179
402	05	01	00	Pulpa de madera, papel y cartón	1.580.043	0	0	0	0	0	1.580.043
402	05	02	00	Envases y cajas de papel y cartón	2.763	0	0	0	0	0	2.763
402	05	03	00	Productos de papel y cartón para oficina	4.317.765	0	0	0	0	0	4.317.765
402	05	04	00	Libros, revistas y periódicos	41.618	0	0	0	0	0	41.618
402	05	06	00	Productos de papel y cartón para computación	1.458	0	0	0	0	0	1.458
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	21.760	0	0	0	0	0	21.760
402	05	99	00	Otros productos de pulpa, papel y cartón	9.772	0	0	0	0	0	9.772
402	06	00	00	Productos químicos y derivados	1.677.922	0	0	0	0	0	1.677.922
402	06	01	00	Sustancias químicas y de uso industrial	23.574	0	0	0	0	0	23.574
402	06	02	00	Abonos, plaguicidas y otros	151.722	0	0	0	0	0	151.722
402	06	03	00	Tintas, pinturas y colorantes	43.858	0	0	0	0	0	43.858
402	06	04	00	Productos farmacéuticos y medicamentos	404.936	0	0	0	0	0	404.936
402	06	05	00	Productos de tocador	34.057	0	0	0	0	0	34.057
402	06	06	00	Combustibles y lubricantes	150.155	0	0	0	0	0	150.155
402	06	08	00	Productos plásticos	863.356	0	0	0	0	0	863.356

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 030002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	99	00	Otros productos de la industria química y conexos	6.264	0	0	0	0	0	6.264
402	07	00	00	Productos minerales no metálicos	8.014	0	0	0	0	0	8.014
402	07	02	00	Vidrios y productos de vidrio	1.750	0	0	0	0	0	1.750
402	07	99	00	Otros productos minerales no metálicos	6.264	0	0	0	0	0	6.264
402	08	00	00	Productos metálicos	1.772.065	0	0	0	0	0	1.772.065
402	08	01	00	Productos primarios de hierro y acero	105.322	0	0	0	0	0	105.322
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	276.691	0	0	0	0	0	276.691
402	08	04	00	Productos metálicos estructurales	35.916	0	0	0	0	0	35.916
402	08	05	00	Materiales de orden público, seguridad y defensa	1.152.550	0	0	0	0	0	1.152.550
402	08	07	00	Material de señalamiento	7.805	0	0	0	0	0	7.805
402	08	09	00	Repuestos y accesorios para equipos de transporte	132.310	0	0	0	0	0	132.310
402	08	10	00	Repuestos y accesorios para otros equipos	9.024	0	0	0	0	0	9.024
402	08	99	00	Otros productos metálicos	52.447	0	0	0	0	0	52.447
402	09	00	00	Productos de madera	5.220	0	0	0	0	0	5.220
402	09	99	00	Otros productos de madera	5.220	0	0	0	0	0	5.220
402	10	00	00	Productos varios y útiles diversos	19.170.735	0	0	0	0	0	19.170.735
402	10	01	00	Artículos de deporte, recreación y juguetes	156.464	0	0	0	0	0	156.464
402	10	02	00	Materiales y útiles de limpieza y aseo	650.639	0	0	0	0	0	650.639
402	10	03	00	Utensilios de cocina y comedor	3.050	0	0	0	0	0	3.050
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	770	0	0	0	0	0	770
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.841.570	0	0	0	0	0	2.841.570
402	10	06	00	Condecoraciones, ofrendas y similares	17.170	0	0	0	0	0	17.170
402	10	07	00	Productos de seguridad en el trabajo	83.486	0	0	0	0	0	83.486
402	10	08	00	Materiales para equipos de computación	13.836.677	0	0	0	0	0	13.836.677
402	10	11	00	Materiales eléctricos	1.398.692	0	0	0	0	0	1.398.692
402	10	12	00	Materiales para instalaciones sanitarias	34.638	0	0	0	0	0	34.638
402	10	99	00	Otros productos y útiles diversos	147.579	0	0	0	0	0	147.579
402	99	00	00	Otros materiales y suministros	1.969.965	0	0	0	0	0	1.969.965

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 030002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	01	00	Otros materiales y suministros	1.969.965	0	0	0	0	0	1.969.965
403	**00**	**00**	**00**	**Servicios no personales**	**351.695.317**	**0**	**0**	**0**	**0**	**0**	**351.695.317**
403	01	00	00	Alquileres de inmuebles	56.317.500	0	0	0	0	0	56.317.500
403	01	01	00	Alquileres de edificios y locales	56.177.500	0	0	0	0	0	56.177.500
403	01	02	00	Alquileres de instalaciones culturales y recreativas	140.000	0	0	0	0	0	140.000
403	02	00	00	Alquileres de maquinaria y equipos	8.395.363	0	0	0	0	0	8.395.363
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	8.391.463	0	0	0	0	0	8.391.463
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	3.600	0	0	0	0	0	3.600
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	300	0	0	0	0	0	300
403	04	00	00	Servicios básicos	66.789.150	0	0	0	0	0	66.789.150
403	04	01	00	Electricidad	1.120.000	0	0	0	0	0	1.120.000
403	04	03	00	Agua	110.000	0	0	0	0	0	110.000
403	04	04	00	Teléfonos	63.335.400	0	0	0	0	0	63.335.400
403	04	05	00	Servicio de comunicaciones	2.000.750	0	0	0	0	0	2.000.750
403	04	06	00	Servicio de aseo urbano y domiciliario	223.000	0	0	0	0	0	223.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	595.000	0	0	0	0	0	595.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	595.000	0	0	0	0	0	595.000
403	06	00	00	Servicios de transporte y almacenaje	39.400	0	0	0	0	0	39.400
403	06	01	00	Fletes y embalajes	36.400	0	0	0	0	0	36.400
403	06	03	00	Estacionamiento	2.000	0	0	0	0	0	2.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000	0	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	28.981.951	0	0	0	0	0	28.981.951
403	07	01	00	Publicidad y propaganda	245.570	0	0	0	0	0	245.570
403	07	02	00	Imprenta y reproducción	255.841	0	0	0	0	0	255.841
403	07	03	00	Relaciones sociales	27.086.677	0	0	0	0	0	27.086.677
403	07	04	00	Avisos	1.393.863	0	0	0	0	0	1.393.863
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	23.022.989	0	0	0	0	0	23.022.989
403	08	01	00	Primas y gastos de seguros	22.900.000	0	0	0	0	0	22.900.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 030002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	02	00	Comisiones y gastos bancarios	122.989	0	0	0	0	0	122.989
403	09	00	00	Viáticos y pasajes	12.388.395	0	0	0	0	0	12.388.395
403	09	01	00	Viáticos y pasajes dentro del país	6.440.483	0	0	0	0	0	6.440.483
403	09	02	00	Viáticos y pasajes fuera del país	5.947.912	0	0	0	0	0	5.947.912
403	10	00	00	Servicios profesionales y técnicos	24.192.426	0	0	0	0	0	24.192.426
403	10	01	00	Servicios jurídicos	169.424	0	0	0	0	0	169.424
403	10	03	00	Servicios de procesamiento de datos	4.650.000	0	0	0	0	0	4.650.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	167.060	0	0	0	0	0	167.060
403	10	09	00	Servicios de lavandería y tintorería	1.200	0	0	0	0	0	1.200
403	10	99	00	Otros servicios profesionales y técnicos	19.204.742	0	0	0	0	0	19.204.742
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.004.862	0	0	0	0	0	4.004.862
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	62.500	0	0	0	0	0	62.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.426.640	0	0	0	0	0	3.426.640
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	6.000	0	0	0	0	0	6.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	382.100	0	0	0	0	0	382.100
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	127.622	0	0	0	0	0	127.622
403	12	00	00	Conservación y reparaciones menores de obras	16.823.422	0	0	0	0	0	16.823.422
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	16.823.422	0	0	0	0	0	16.823.422
403	15	00	00	Servicios fiscales	8.072.231	0	0	0	0	0	8.072.231
403	15	01	00	Derechos de importación y servicios aduaneros	8.000.000	0	0	0	0	0	8.000.000
403	15	02	00	Tasas y otros derechos obligatorios	72.231	0	0	0	0	0	72.231
403	18	00	00	Impuestos indirectos	41.252.765	0	0	0	0	0	41.252.765
403	18	01	00	Impuesto al valor agregado	41.252.765	0	0	0	0	0	41.252.765
403	99	00	00	Otros servicios no personales	60.819.863	0	0	0	0	0	60.819.863
403	99	01	00	Otros servicios no personales	60.819.863	0	0	0	0	0	60.819.863
404	**00**	**00**	**00**	**Activos reales**	**21.741.930**	**0**	**0**	**0**	**0**	**0**	**21.741.930**
404	01	00	00	Repuestos y reparaciones mayores	11.200	0	0	0	0	0	11.200

ÓRGANO: CONSEJO NACIONAL ELECTORAL **ACCIÓN CENTRALIZADA:** 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 030002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	00	Repuestos mayores	11.200	0	0	0	0	0	11.200
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	6.000	0	0	0	0	0	6.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	5.200	0	0	0	0	0	5.200
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	503.407	0	0	0	0	0	503.407
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	20.965	0	0	0	0	0	20.965
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	22.440	0	0	0	0	0	22.440
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	423.241	0	0	0	0	0	423.241
404	03	05	00	Maquinaria y equipos industriales y de taller	463	0	0	0	0	0	463
404	03	08	00	Equipos de almacén	2.829	0	0	0	0	0	2.829
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	33.469	0	0	0	0	0	33.469
404	04	00	00	Equipos de transporte, tracción y elevación	1.483.328	0	0	0	0	0	1.483.328
404	04	01	00	Vehículos automotores terrestres	1.448.350	0	0	0	0	0	1.448.350
404	04	03	00	Equipos marítimos de transporte	500	0	0	0	0	0	500
404	04	05	00	Vehículos de tracción no motorizados	29.227	0	0	0	0	0	29.227
404	04	06	00	Equipos auxiliares de transporte	5.251	0	0	0	0	0	5.251
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.325.947	0	0	0	0	0	2.325.947
404	05	01	00	Equipos de telecomunicaciones	2.291.097	0	0	0	0	0	2.291.097
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	34.850	0	0	0	0	0	34.850
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	744.817	0	0	0	0	0	744.817
404	07	01	00	Equipos científicos y de laboratorio	1.626	0	0	0	0	0	1.626
404	07	02	00	Equipos de enseñanza, deporte y recreación	410.091	0	0	0	0	0	410.091
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	120.000	0	0	0	0	0	120.000
404	07	06	00	Instrumentos musicales y equipos de audio	211.000	0	0	0	0	0	211.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	2.100	0	0	0	0	0	2.100
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	26.620	0	0	0	0	0	26.620
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	26.620	0	0	0	0	0	26.620
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.834.451	0	0	0	0	0	10.834.451
404	09	01	00	Mobiliario y equipos de oficina	2.830.206	0	0	0	0	0	2.830.206

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 030002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	6.524.272	0	0	0	0	0	6.524.272
404	09	03	00	Mobiliario y equipos de alojamiento	1.227.518	0	0	0	0	0	1.227.518
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	252.455	0	0	0	0	0	252.455
404	12	00	00	Activos intangibles	5.775.460	0	0	0	0	0	5.775.460
404	12	04	00	Paquetes y programas de computación	5.775.460	0	0	0	0	0	5.775.460
404	99	00	00	Otros activos reales	36.700	0	0	0	0	0	36.700
404	99	01	00	Otros activos reales	36.700	0	0	0	0	0	36.700
				Totales	**406.816.527**	**0**	**0**	**0**	**0**	**0**	**406.816.527**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

03 - 99

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 030002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**688.123**	**0**	**0**	**0**	**0**	**0**	**688.123**
407	01	00	00	Transferencias y donaciones corrientes internas	688.123	0	0	0	0	0	688.123
407	01	02	00	Donaciones corrientes internas al sector privado	688.123	0	0	0	0	0	688.123
407	01	02	01	Donaciones corrientes a personas	688.123	0	0	0	0	0	688.123
				Totales	**688.123**	**0**	**0**	**0**	**0**	**0**	**688.123**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**328.743.050**	**0**	**0**	**0**	**0**	**0**	**328.743.050**
407	01	00	00	Transferencias y donaciones corrientes internas	328.743.050	0	0	0	0	0	328.743.050
407	01	01	00	Transferencias corrientes internas al sector privado	317.237.403	0	0	0	0	0	317.237.403
407	01	01	01	Pensiones del personal empleado, obrero y militar	21.872.926	0	0	0	0	0	21.872.926
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	204.884.433	0	0	0	0	0	204.884.433
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	657.048	0	0	0	0	0	657.048
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	7.870.724	0	0	0	0	0	7.870.724
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.867.695	0	0	0	0	0	1.867.695
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	19.878.281	0	0	0	0	0	19.878.281
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	46.999.861	0	0	0	0	0	46.999.861
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	13.206.435	0	0	0	0	0	13.206.435
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	2.415.074	0	0	0	0	0	2.415.074
407	01	05	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	241.507	0	0	0	0	0	241.507
407	01	05	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	230.580	0	0	0	0	0	230.580
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	7.394.067	0	0	0	0	0	7.394.067
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	739.407	0	0	0	0	0	739.407
407	01	06	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	485.012	0	0	0	0	0	485.012
				Totales	**328.743.050**	**0**	**0**	**0**	**0**	**0**	**328.743.050**

ÓRGANO: CONSEJO NACIONAL ELECTORAL **ACCIÓN CENTRALIZADA:** 030003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO NACIONAL ELECTORAL

ACCIÓN CENTRALIZADA: 030003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 030003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**328.743.050**	**0**	**0**	**0**	**0**	**0**	**328.743.050**
407	01	00	00	Transferencias y donaciones corrientes internas	328.743.050	0	0	0	0	0	328.743.050
407	01	01	00	Transferencias corrientes internas al sector privado	317.237.403	0	0	0	0	0	317.237.403
407	01	01	01	Pensiones del personal empleado, obrero y militar	21.872.926	0	0	0	0	0	21.872.926
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	204.884.433	0	0	0	0	0	204.884.433
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	657.048	0	0	0	0	0	657.048
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	7.870.724	0	0	0	0	0	7.870.724
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.867.695	0	0	0	0	0	1.867.695
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	19.878.281	0	0	0	0	0	19.878.281
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	46.999.861	0	0	0	0	0	46.999.861
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	13.206.435	0	0	0	0	0	13.206.435
407	01	05	01	Pensiones de altos funcionarios y altas funcionarias del poder público y de elección popular	2.415.074	0	0	0	0	0	2.415.074
407	01	05	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	241.507	0	0	0	0	0	241.507
407	01	05	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular pensionados	230.580	0	0	0	0	0	230.580
407	01	06	01	Jubilaciones de altos funcionarios y altas funcionarias del poder público y de elección popular	7.394.067	0	0	0	0	0	7.394.067
407	01	06	11	Aportes a caja de ahorro de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	739.407	0	0	0	0	0	739.407
407	01	06	16	Aportes a los servicios de salud, accidentes personales y gastos funerarios de altos funcionarios y altas funcionarias del poder público y de elección popular jubilados	485.012	0	0	0	0	0	485.012
				Totales	**328.743.050**	**0**	**0**	**0**	**0**	**0**	**328.743.050**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**811.526.228**	**0**	**0**	**0**	**0**	**0**	**811.526.228**
401	01	00	00	Sueldos, salarios y otras retribuciones	244.435.535	0	0	0	0	0	244.435.535
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	68.659.988	0	0	0	0	0	68.659.988
401	01	03	00	Suplencias a empleados	300.000	0	0	0	0	0	300.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.608.300	0	0	0	0	0	6.608.300
401	01	12	00	Salarios a obreros en puestos no permanentes	484.300	0	0	0	0	0	484.300
401	01	13	00	Suplencias a obreros	250.000	0	0	0	0	0	250.000
401	01	18	00	Remuneraciones al personal contratado	156.104.273	0	0	0	0	0	156.104.273
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	56.295	0	0	0	0	0	56.295
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	594.481	0	0	0	0	0	594.481
401	01	99	00	Otras retribuciones	11.377.898	0	0	0	0	0	11.377.898
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	8.514.844	0	0	0	0	0	8.514.844
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	8.514.844	0	0	0	0	0	8.514.844
401	03	00	00	Primas	150.547.374	0	0	0	0	0	150.547.374
401	03	01	00	Primas por mérito a empleados	11.035.767	0	0	0	0	0	11.035.767
401	03	04	00	Primas por hijos a empleados	3.390.934	0	0	0	0	0	3.390.934
401	03	08	00	Primas de profesionalización a empleados	6.801.751	0	0	0	0	0	6.801.751
401	03	09	00	Primas por antigüedad a empleados	9.227.473	0	0	0	0	0	9.227.473
401	03	11	00	Primas al personal en servicio en el exterior	111.269.218	0	0	0	0	0	111.269.218
401	03	16	00	Primas por mérito a obreros	1.854.881	0	0	0	0	0	1.854.881
401	03	19	00	Primas por hijos de obreros	231.745	0	0	0	0	0	231.745
401	03	21	00	Primas por antigüedad a obreros	1.186.255	0	0	0	0	0	1.186.255
401	03	22	00	Primas de profesionalización a obreros	32.146	0	0	0	0	0	32.146
401	03	39	00	Primas por hijos al personal contratado	300.000	0	0	0	0	0	300.000
401	03	40	00	Primas de profesionalización al personal contratado	926.270	0	0	0	0	0	926.270
401	03	41	00	Primas por antigüedad al personal contratado	491.554	0	0	0	0	0	491.554
401	03	95	00	Otras primas al personal de alto nivel y de dirección	3.431.380	0	0	0	0	0	3.431.380
401	03	97	00	Otras primas a empleados	18.000	0	0	0	0	0	18.000
401	03	98	00	Otras primas a obreros	350.000	0	0	0	0	0	350.000
401	04	00	00	Complementos de sueldos y salarios	125.756.200	0	0	0	0	0	125.756.200
401	04	05	00	Complemento a empleados por gastos de representación	1.440	0	0	0	0	0	1.440

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	06	00	Complemento a empleados por comisión de servicios	4.296.185	0	0	0	0	0	4.296.185
401	04	08	00	Bono compensatorio de alimentación a empleados	20.640.080	0	0	0	0	0	20.640.080
401	04	09	00	Bono compensatorio de transporte a empleados	2.624.671	0	0	0	0	0	2.624.671
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	2.500.000	0	0	0	0	0	2.500.000
401	04	18	00	Bono compensatorio de alimentación a obreros	4.544.000	0	0	0	0	0	4.544.000
401	04	19	00	Bono compensatorio de transporte a obreros	504.000	0	0	0	0	0	504.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	5.849.680	0	0	0	0	0	5.849.680
401	04	25	00	Complemento al personal contratado por gastos de alimentación	101.251	0	0	0	0	0	101.251
401	04	26	00	Bono compensatorio de alimentación al personal contratado	18.851.645	0	0	0	0	0	18.851.645
401	04	27	00	Bono compensatorio de transporte al personal contratado	3.522.699	0	0	0	0	0	3.522.699
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	161.793	0	0	0	0	0	161.793
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	535.920	0	0	0	0	0	535.920
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	48.720	0	0	0	0	0	48.720
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.709.311	0	0	0	0	0	1.709.311
401	04	96	00	Otros complementos a empleados	36.829.318	0	0	0	0	0	36.829.318
401	04	97	00	Otros complementos a obreros	5.344.325	0	0	0	0	0	5.344.325
401	04	98	00	Otros complementos al personal contratado	17.691.162	0	0	0	0	0	17.691.162
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	42.913.419	0	0	0	0	0	42.913.419
401	05	01	00	Aguinaldos a empleados	105.831	0	0	0	0	0	105.831
401	05	03	00	Bono vacacional a empleados	22.076.231	0	0	0	0	0	22.076.231
401	05	06	00	Bono vacacional a obreros	1.808.835	0	0	0	0	0	1.808.835
401	05	07	00	Aguinaldos al personal contratado	8.890.016	0	0	0	0	0	8.890.016
401	05	08	00	Bono vacacional al personal contratado	9.121.821	0	0	0	0	0	9.121.821
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	910.685	0	0	0	0	0	910.685
401	06	00	00	Aportes patronales y legales	42.269.619	0	0	0	0	0	42.269.619
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	8.288.159	0	0	0	0	0	8.288.159
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	2.942.418	0	0	0	0	0	2.942.418
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.438.080	0	0	0	0	0	2.438.080
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	2.431.338	0	0	0	0	0	2.431.338
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	758.837	0	0	0	0	0	758.837
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	176.473	0	0	0	0	0	176.473

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	179.316	0	0	0	0	0	179.316
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	169.231	0	0	0	0	0	169.231
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	20.999.640	0	0	0	0	0	20.999.640
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.743.892	0	0	0	0	0	2.743.892
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	654.834	0	0	0	0	0	654.834
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	236.930	0	0	0	0	0	236.930
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	153.331	0	0	0	0	0	153.331
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	97.140	0	0	0	0	0	97.140
401	07	00	00	Asistencia socio-económica	146.916.815	0	0	0	0	0	146.916.815
401	07	02	00	Becas a empleados	2.138.191	0	0	0	0	0	2.138.191
401	07	03	00	Ayudas por matrimonio a empleados	4.500	0	0	0	0	0	4.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	29.000	0	0	0	0	0	29.000
401	07	05	00	Ayudas por defunción a empleados	46.345	0	0	0	0	0	46.345
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	13.937.644	0	0	0	0	0	13.937.644
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	69.084.704	0	0	0	0	0	69.084.704
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	932.774	0	0	0	0	0	932.774
401	07	10	00	Dotación de uniformes a empleados	9.132.770	0	0	0	0	0	9.132.770
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	405.000	0	0	0	0	0	405.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	400.000	0	0	0	0	0	400.000
401	07	18	00	Becas a obreros	503.640	0	0	0	0	0	503.640
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.000	0	0	0	0	0	5.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.473.975	0	0	0	0	0	1.473.975
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	5.861.870	0	0	0	0	0	5.861.870
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	90.000	0	0	0	0	0	90.000
401	07	26	00	Dotación de uniformes a obreros	1.824.187	0	0	0	0	0	1.824.187
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	45.000	0	0	0	0	0	45.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	117.700	0	0	0	0	0	117.700
401	07	33	00	Asistencia socio-económica al personal contratado	39.439.452	0	0	0	0	0	39.439.452

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	728.548	0	0	0	0	0	728.548
401	07	96	00	Otras subvenciones a empleados	715.515	0	0	0	0	0	715.515
401	08	00	00	Prestaciones sociales e indemnizaciones	50.172.422	0	0	0	0	0	50.172.422
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	34.973.267	0	0	0	0	0	34.973.267
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.306.595	0	0	0	0	0	3.306.595
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	10.063.511	0	0	0	0	0	10.063.511
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.829.049	0	0	0	0	0	1.829.049
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**59.521.810**	**0**	**0**	**0**	**0**	**0**	**59.521.810**
402	01	00	00	Productos alimenticios y agropecuarios	16.219.372	0	0	0	0	0	16.219.372
402	01	01	00	Alimentos y bebidas para personas	16.063.678	0	0	0	0	0	16.063.678
402	01	02	00	Alimentos para animales	25.485	0	0	0	0	0	25.485
402	01	03	00	Productos agrícolas y pecuarios	130.209	0	0	0	0	0	130.209
402	02	00	00	Productos de minas, canteras y yacimientos	17.301	0	0	0	0	0	17.301
402	02	01	00	Carbón mineral	2.597	0	0	0	0	0	2.597
402	02	02	00	Petróleo crudo y gas natural	1.839	0	0	0	0	0	1.839
402	02	05	00	Piedra, arcilla, arena y tierra	8.073	0	0	0	0	0	8.073
402	02	07	00	Sal para uso industrial	4.792	0	0	0	0	0	4.792
402	03	00	00	Textiles y vestuarios	4.883.639	0	0	0	0	0	4.883.639
402	03	01	00	Textiles	2.089.004	0	0	0	0	0	2.089.004
402	03	02	00	Prendas de vestir	2.454.027	0	0	0	0	0	2.454.027
402	03	03	00	Calzados	331.487	0	0	0	0	0	331.487
402	03	99	00	Otros productos textiles y vestuarios	9.121	0	0	0	0	0	9.121
402	04	00	00	Productos de cuero y caucho	1.005.590	0	0	0	0	0	1.005.590
402	04	02	00	Productos de cuero y sucedáneos del cuero	19.579	0	0	0	0	0	19.579
402	04	03	00	Cauchos y tripas para vehículos	986.011	0	0	0	0	0	986.011
402	05	00	00	Productos de papel, cartón e impresos	5.993.763	0	0	0	0	0	5.993.763
402	05	01	00	Pulpa de madera, papel y cartón	1.144.552	0	0	0	0	0	1.144.552
402	05	02	00	Envases y cajas de papel y cartón	243.818	0	0	0	0	0	243.818
402	05	03	00	Productos de papel y cartón para oficina	2.471.399	0	0	0	0	0	2.471.399
402	05	04	00	Libros, revistas y periódicos	1.323.935	0	0	0	0	0	1.323.935
402	05	05	00	Material de enseñanza	99.348	0	0	0	0	0	99.348

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	06	00	Productos de papel y cartón para computación	79.064	0	0	0	0	0	79.064
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	624.007	0	0	0	0	0	624.007
402	05	99	00	Otros productos de pulpa, papel y cartón	7.640	0	0	0	0	0	7.640
402	06	00	00	Productos químicos y derivados	10.428.284	0	0	0	0	0	10.428.284
402	06	01	00	Sustancias químicas y de uso industrial	45.025	0	0	0	0	0	45.025
402	06	02	00	Abonos, plaguicidas y otros	110.476	0	0	0	0	0	110.476
402	06	03	00	Tintas, pinturas y colorantes	1.013.221	0	0	0	0	0	1.013.221
402	06	04	00	Productos farmacéuticos y medicamentos	231.750	0	0	0	0	0	231.750
402	06	05	00	Productos de tocador	54.934	0	0	0	0	0	54.934
402	06	06	00	Combustibles y lubricantes	8.210.526	0	0	0	0	0	8.210.526
402	06	08	00	Productos plásticos	693.377	0	0	0	0	0	693.377
402	06	99	00	Otros productos de la industria química y conexos	68.975	0	0	0	0	0	68.975
402	07	00	00	Productos minerales no metálicos	241.813	0	0	0	0	0	241.813
402	07	01	00	Productos de barro, loza y porcelana	108.174	0	0	0	0	0	108.174
402	07	02	00	Vidrios y productos de vidrio	95.273	0	0	0	0	0	95.273
402	07	03	00	Productos de arcilla para construcción	4.990	0	0	0	0	0	4.990
402	07	04	00	Cemento, cal y yeso	31.505	0	0	0	0	0	31.505
402	07	99	00	Otros productos minerales no metálicos	1.871	0	0	0	0	0	1.871
402	08	00	00	Productos metálicos	1.984.134	0	0	0	0	0	1.984.134
402	08	01	00	Productos primarios de hierro y acero	287.469	0	0	0	0	0	287.469
402	08	02	00	Productos de metales no ferrosos	156.719	0	0	0	0	0	156.719
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	371.317	0	0	0	0	0	371.317
402	08	04	00	Productos metálicos estructurales	22.403	0	0	0	0	0	22.403
402	08	05	00	Materiales de orden público, seguridad y defensa	12.800	0	0	0	0	0	12.800
402	08	07	00	Material de señalamiento	11.369	0	0	0	0	0	11.369
402	08	08	00	Material de educación	1.659	0	0	0	0	0	1.659
402	08	09	00	Repuestos y accesorios para equipos de transporte	861.347	0	0	0	0	0	861.347
402	08	10	00	Repuestos y accesorios para otros equipos	219.318	0	0	0	0	0	219.318
402	08	99	00	Otros productos metálicos	39.733	0	0	0	0	0	39.733
402	09	00	00	Productos de madera	237.181	0	0	0	0	0	237.181
402	09	01	00	Productos primarios de madera	204.735	0	0	0	0	0	204.735

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	02	00	Muebles y accesorios de madera para edificaciones	14.262	0	0	0	0	0	14.262
402	09	99	00	Otros productos de madera	18.184	0	0	0	0	0	18.184
402	10	00	00	Productos varios y útiles diversos	15.423.399	0	0	0	0	0	15.423.399
402	10	01	00	Artículos de deporte, recreación y juguetes	440.013	0	0	0	0	0	440.013
402	10	02	00	Materiales y útiles de limpieza y aseo	1.548.187	0	0	0	0	0	1.548.187
402	10	03	00	Utensilios de cocina y comedor	900.767	0	0	0	0	0	900.767
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	109.736	0	0	0	0	0	109.736
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.916.186	0	0	0	0	0	1.916.186
402	10	06	00	Condecoraciones, ofrendas y similares	1.683.610	0	0	0	0	0	1.683.610
402	10	07	00	Productos de seguridad en el trabajo	201.794	0	0	0	0	0	201.794
402	10	08	00	Materiales para equipos de computación	5.600.952	0	0	0	0	0	5.600.952
402	10	09	00	Especies timbradas y valores	180.568	0	0	0	0	0	180.568
402	10	10	00	Útiles religiosos	5.250	0	0	0	0	0	5.250
402	10	11	00	Materiales eléctricos	1.031.917	0	0	0	0	0	1.031.917
402	10	12	00	Materiales para instalaciones sanitarias	183.658	0	0	0	0	0	183.658
402	10	13	00	Materiales fotográficos	62.768	0	0	0	0	0	62.768
402	10	99	00	Otros productos y útiles diversos	1.557.993	0	0	0	0	0	1.557.993
402	99	00	00	Otros materiales y suministros	3.087.334	0	0	0	0	0	3.087.334
402	99	01	00	Otros materiales y suministros	3.087.334	0	0	0	0	0	3.087.334
403	**00**	**00**	**00**	**Servicios no personales**	**338.421.301**	**0**	**0**	**0**	**0**	**0**	**338.421.301**
403	01	00	00	Alquileres de inmuebles	93.978.166	0	0	0	0	0	93.978.166
403	01	01	00	Alquileres de edificios y locales	93.127.456	0	0	0	0	0	93.127.456
403	01	02	00	Alquileres de instalaciones culturales y recreativas	850.710	0	0	0	0	0	850.710
403	02	00	00	Alquileres de maquinaria y equipos	12.954.594	0	0	0	0	0	12.954.594
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	3.596	0	0	0	0	0	3.596
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	8.085.218	0	0	0	0	0	8.085.218
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	1.195.346	0	0	0	0	0	1.195.346
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	222.867	0	0	0	0	0	222.867
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	1.937.667	0	0	0	0	0	1.937.667
403	02	99	00	Alquileres de otras maquinaria y equipos	1.509.900	0	0	0	0	0	1.509.900
403	03	00	00	Derechos sobre bienes intangibles	10.928	0	0	0	0	0	10.928

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	03	03	00	Paquetes y programas de computación	10.928	0	0	0	0	0	10.928
403	04	00	00	Servicios básicos	43.501.522	0	0	0	0	0	43.501.522
403	04	01	00	Electricidad	10.240.819	0	0	0	0	0	10.240.819
403	04	02	00	Gas	1.561.549	0	0	0	0	0	1.561.549
403	04	03	00	Agua	2.000.914	0	0	0	0	0	2.000.914
403	04	04	00	Teléfonos	17.316.546	0	0	0	0	0	17.316.546
403	04	05	00	Servicio de comunicaciones	8.119.949	0	0	0	0	0	8.119.949
403	04	06	00	Servicio de aseo urbano y domiciliario	687.126	0	0	0	0	0	687.126
403	04	07	00	Servicio de condominio	3.574.619	0	0	0	0	0	3.574.619
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	1.290	0	0	0	0	0	1.290
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	1.290	0	0	0	0	0	1.290
403	06	00	00	Servicios de transporte y almacenaje	8.517.580	0	0	0	0	0	8.517.580
403	06	01	00	Fletes y embalajes	5.673.579	0	0	0	0	0	5.673.579
403	06	02	00	Almacenaje	1.712.556	0	0	0	0	0	1.712.556
403	06	03	00	Estacionamiento	734.698	0	0	0	0	0	734.698
403	06	04	00	Peaje	169.163	0	0	0	0	0	169.163
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	227.584	0	0	0	0	0	227.584
403	07	00	00	Servicios de información, impresión y relaciones públicas	45.523.256	0	0	0	0	0	45.523.256
403	07	01	00	Publicidad y propaganda	1.832.217	0	0	0	0	0	1.832.217
403	07	02	00	Imprenta y reproducción	11.314.066	0	0	0	0	0	11.314.066
403	07	03	00	Relaciones sociales	30.793.450	0	0	0	0	0	30.793.450
403	07	04	00	Avisos	1.583.523	0	0	0	0	0	1.583.523
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	11.643.856	0	0	0	0	0	11.643.856
403	08	01	00	Primas y gastos de seguros	10.638.932	0	0	0	0	0	10.638.932
403	08	02	00	Comisiones y gastos bancarios	1.004.924	0	0	0	0	0	1.004.924
403	09	00	00	Viáticos y pasajes	36.633.854	0	0	0	0	0	36.633.854
403	09	01	00	Viáticos y pasajes dentro del país	1.736.270	0	0	0	0	0	1.736.270
403	09	02	00	Viáticos y pasajes fuera del país	34.897.584	0	0	0	0	0	34.897.584
403	10	00	00	Servicios profesionales y técnicos	15.115.609	0	0	0	0	0	15.115.609
403	10	01	00	Servicios jurídicos	1.780.828	0	0	0	0	0	1.780.828
403	10	02	00	Servicios de contabilidad y auditoría	165.810	0	0	0	0	0	165.810

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	03	00	Servicios de procesamiento de datos	889.834	0	0	0	0	0	889.834
403	10	04	00	Servicios de ingeniería y arquitectónicos	33.134	0	0	0	0	0	33.134
403	10	06	00	Servicios de veterinaria	10.757	0	0	0	0	0	10.757
403	10	07	00	Servicios de capacitación y adiestramiento	2.005.904	0	0	0	0	0	2.005.904
403	10	09	00	Servicios de lavandería y tintorería	261.207	0	0	0	0	0	261.207
403	10	10	00	Servicios de vigilancia	4.766.210	0	0	0	0	0	4.766.210
403	10	99	00	Otros servicios profesionales y técnicos	5.201.925	0	0	0	0	0	5.201.925
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.505.839	0	0	0	0	0	9.505.839
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	563.948	0	0	0	0	0	563.948
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.695.422	0	0	0	0	0	3.695.422
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	514.342	0	0	0	0	0	514.342
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.265.705	0	0	0	0	0	3.265.705
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.466.422	0	0	0	0	0	1.466.422
403	12	00	00	Conservación y reparaciones menores de obras	27.040.333	0	0	0	0	0	27.040.333
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	26.401.991	0	0	0	0	0	26.401.991
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	638.342	0	0	0	0	0	638.342
403	15	00	00	Servicios fiscales	1.383.801	0	0	0	0	0	1.383.801
403	15	01	00	Derechos de importación y servicios aduaneros	11.184	0	0	0	0	0	11.184
403	15	02	00	Tasas y otros derechos obligatorios	753.436	0	0	0	0	0	753.436
403	15	99	00	Otros servicios fiscales	619.181	0	0	0	0	0	619.181
403	16	00	00	Servicios de diversión, esparcimiento y culturales	6.105.672	0	0	0	0	0	6.105.672
403	16	01	00	Servicios de diversión, esparcimiento y culturales	6.105.672	0	0	0	0	0	6.105.672
403	18	00	00	Impuestos indirectos	6.628.143	0	0	0	0	0	6.628.143
403	18	01	00	Impuesto al valor agregado	6.613.278	0	0	0	0	0	6.613.278
403	18	99	00	Otros impuestos indirectos	14.865	0	0	0	0	0	14.865
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	904.759	0	0	0	0	0	904.759
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	904.759	0	0	0	0	0	904.759
403	99	00	00	Otros servicios no personales	18.972.099	0	0	0	0	0	18.972.099
403	99	01	00	Otros servicios no personales	18.972.099	0	0	0	0	0	18.972.099
404	**00**	**00**	**00**	**Activos reales**	**29.599.027**	**0**	**0**	**0**	**0**	**0**	**29.599.027**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	2.170.025	0	0	0	0	0	2.170.025
404	01	01	00	Repuestos mayores	1.170.025	0	0	0	0	0	1.170.025
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.158.930	0	0	0	0	0	1.158.930
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	11.095	0	0	0	0	0	11.095
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.000.000	0	0	0	0	0	1.000.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.335.916	0	0	0	0	0	1.335.916
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	18.390	0	0	0	0	0	18.390
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	15.279	0	0	0	0	0	15.279
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	192.820	0	0	0	0	0	192.820
404	03	05	00	Maquinaria y equipos industriales y de taller	36.547	0	0	0	0	0	36.547
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	1.072.880	0	0	0	0	0	1.072.880
404	04	00	00	Equipos de transporte, tracción y elevación	408.549	0	0	0	0	0	408.549
404	04	01	00	Vehículos automotores terrestres	363.053	0	0	0	0	0	363.053
404	04	03	00	Equipos marítimos de transporte	36.652	0	0	0	0	0	36.652
404	04	05	00	Vehículos de tracción no motorizados	8.844	0	0	0	0	0	8.844
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.556.839	0	0	0	0	0	4.556.839
404	05	01	00	Equipos de telecomunicaciones	4.422.464	0	0	0	0	0	4.422.464
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	134.375	0	0	0	0	0	134.375
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	57.905	0	0	0	0	0	57.905
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	56.772	0	0	0	0	0	56.772
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	1.133	0	0	0	0	0	1.133
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	818.608	0	0	0	0	0	818.608
404	07	02	00	Equipos de enseñanza, deporte y recreación	26.524	0	0	0	0	0	26.524
404	07	03	00	Obras de arte	702.084	0	0	0	0	0	702.084
404	07	06	00	Instrumentos musicales y equipos de audio	90.000	0	0	0	0	0	90.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.243.805	0	0	0	0	0	7.243.805
404	09	01	00	Mobiliario y equipos de oficina	4.198.259	0	0	0	0	0	4.198.259
404	09	02	00	Equipos de computación	1.426.870	0	0	0	0	0	1.426.870
404	09	03	00	Mobiliario y equipos de alojamiento	1.407.794	0	0	0	0	0	1.407.794
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	210.882	0	0	0	0	0	210.882

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	12	00	00	Activos intangibles	84.506	0	0	0	0	0	84.506
404	12	04	00	Paquetes y programas de computación	34.506	0	0	0	0	0	34.506
404	12	99	00	Otros activos intangibles	50.000	0	0	0	0	0	50.000
404	99	00	00	Otros activos reales	12.922.874	0	0	0	0	0	12.922.874
404	99	01	00	Otros activos reales	12.922.874	0	0	0	0	0	12.922.874
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	1.000.000	0	0	0	0	0	1.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	1.000.000	0	0	0	0	0	1.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**150.550.477**	**0**	**0**	**0**	**0**	**0**	**150.550.477**
407	01	00	00	Transferencias y donaciones corrientes internas	139.180.840	0	0	0	0	0	139.180.840
407	01	01	00	Transferencias corrientes internas al sector privado	132.240.344	0	0	0	0	0	132.240.344
407	01	01	01	Pensiones del personal empleado, obrero y militar	5.762.120	0	0	0	0	0	5.762.120
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	50.000.000	0	0	0	0	0	50.000.000
407	01	01	04	Becas universitarias en el país	322.920	0	0	0	0	0	322.920
407	01	01	06	Becas para estudios en el extranjero	6.490	0	0	0	0	0	6.490
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	817.678	0	0	0	0	0	817.678
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.804.092	0	0	0	0	0	1.804.092
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.489.600	0	0	0	0	0	7.489.600
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	7.373.454	0	0	0	0	0	7.373.454
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	19.487.990	0	0	0	0	0	19.487.990
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	39.176.000	0	0	0	0	0	39.176.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.210.496	0	0	0	0	0	1.210.496
407	01	02	01	Donaciones corrientes a personas	1.210.496	0	0	0	0	0	1.210.496
407	01	03	00	Transferencias corrientes internas al sector público	5.730.000	0	0	0	0	0	5.730.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.730.000	0	0	0	0	0	5.730.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	11.369.637	0	0	0	0	0	11.369.637
407	02	01	00	Transferencias corrientes al exterior	8.005.826	0	0	0	0	0	8.005.826
407	02	01	01	Becas de capacitación e investigación en el exterior	5.826	0	0	0	0	0	5.826
407	02	01	04	Transferencias corrientes a organismos internacionales	8.000.000	0	0	0	0	0	8.000.000
407	02	02	00	Donaciones corrientes al exterior	3.363.811	0	0	0	0	0	3.363.811

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	02	02	01	Donaciones corrientes a personas	3.363.811	0	0	0	0	0	3.363.811
411	**00**	**00**	**00**	**Disminución de pasivos**	**14.193.778**	**0**	**0**	**0**	**0**	**0**	**14.193.778**
411	11	00	00	Obligaciones de ejercicios anteriores	14.193.778	0	0	0	0	0	14.193.778
411	11	04	00	Compromisos pendientes de ejercicios anteriores	9.775.364	0	0	0	0	0	9.775.364
411	11	05	00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	4.418.414	0	0	0	0	0	4.418.414
				Totales	**1.404.812.621**	**0**	**0**	**0**	**0**	**0**	**1.404.812.621**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115499 060020000 AUMENTO DE EFICIENCIA DE GESTIÓN EN LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LA ADQUISICIÓN, CONSTRUCCIÓN, REPARACIÓN Y EQUIPAMIENTO DE EDIFICACIONES Y SEDES

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: INSTALACIÓN

META: 140

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.150.000**	**0**	**0**	**0**	**0**	**0**	**3.150.000**
403	12	00	00	Conservación y reparaciones menores de obras	1.000.000	0	0	0	0	0	1.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.000.000	0	0	0	0	0	1.000.000
403	99	00	00	Otros servicios no personales	2.150.000	0	0	0	0	0	2.150.000
403	99	01	00	Otros servicios no personales	2.150.000	0	0	0	0	0	2.150.000
				Totales	**3.150.000**	**0**	**0**	**0**	**0**	**0**	**3.150.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115499 060020000 AUMENTO DE EFICIENCIA DE GESTIÓN EN LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LA ADQUISICIÓN, CONSTRUCCIÓN, REPARACIÓN Y EQUIPAMIENTO DE EDIFICACIONES Y SEDES

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: INSTALACIÓN

META: 140

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115499 060020000 AUMENTO DE EFICIENCIA DE GESTIÓN EN LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LA ADQUISICIÓN, CONSTRUCCIÓN, REPARACIÓN Y EQUIPAMIENTO DE EDIFICACIONES Y SEDES

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: INSTALACIÓN **META:** 140

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060020001 INSPECCIÒN INTEGRAL DE INFRAESTRUCTURA FÍSICA Y EQUIPAMIENTO.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 8

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**
403	99	00	00	Otros servicios no personales	1.000.000	0	0	0	0	0	1.000.000
403	99	01	00	Otros servicios no personales	1.000.000	0	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115499 060020000 AUMENTO DE EFICIENCIA DE GESTIÓN EN LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LA ADQUISICIÓN, CONSTRUCCIÓN, REPARACIÓN Y EQUIPAMIENTO DE EDIFICACIONES Y SEDES

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: INSTALACIÓN **META:** 140

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060020002 2. REPARACIÓN DE EDIFICACIONES, INSTALACIONES Y SEDES.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.150.000**	**0**	**0**	**0**	**0**	0	**1.150.000**
403	99	00	00	Otros servicios no personales	1.150.000	0	0	0	0	0	1.150.000
403	99	01	00	Otros servicios no personales	1.150.000	0	0	0	0	0	1.150.000
				Totales	**1.150.000**	**0**	**0**	**0**	**0**	0	**1.150.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115499 060020000 AUMENTO DE EFICIENCIA DE GESTIÓN EN LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LA ADQUISICIÓN, CONSTRUCCIÓN, REPARACIÓN Y EQUIPAMIENTO DE EDIFICACIONES Y SEDES

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: INSTALACIÓN **META:** 140

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060020007 ACONDICIONAMIENTO Y REHABILITACIÓN DE EDIFICACIONES HISTÓRICAS DEL PAÍS EN EL EXTERIOR PARA CUMPLIR CON LA DIPLOMACIA CULTURAL QUE REALIZA EL MPPRE.

UNIDAD DE MEDIDA: INVENTARIO **META:** 1

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**
403	12	00	00	Conservación y reparaciones menores de obras	1.000.000	0	0	0	0	0	1.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.000.000	0	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115440 060021000 INTENSIFICACIÓN Y ADECUACIÓN DE LA TERCERA FASE DE TRANSFORMACIÓN INSTITUCIONAL DEL MINISTERIO

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES QUE SE ENCUENTRAN EN UN BAJO NIVEL DE OPERATIVIDAD A LA REESTRUCTURACIÓN INSTITUCIONAL PARA AUMENTAR LA CAPACIDAD DE RESPUESTA ADMINISTRATIVA Y LOGÍSTICA NECESARIA PARA LA CONSECUCIÓN DE LA MISIÓN DEL MINISTERIO.

UNIDAD DE MEDIDA: UNIDAD ADMINISTRADORA CENTRAL FORTALECIDA **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.000.000	0	0	0	0	0	1.000.000
401	01	18	00	Remuneraciones al personal contratado	1.000.000	0	0	0	0	0	1.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**687.499**	**0**	**0**	**0**	**0**	**0**	**687.499**
402	99	00	00	Otros materiales y suministros	687.499	0	0	0	0	0	687.499
402	99	01	00	Otros materiales y suministros	687.499	0	0	0	0	0	687.499
403	**00**	**00**	**00**	**Servicios no personales**	**22.302.497**	**0**	**0**	**0**	**0**	**0**	**22.302.497**
403	01	00	00	Alquileres de inmuebles	250.000	0	0	0	0	0	250.000
403	01	01	00	Alquileres de edificios y locales	250.000	0	0	0	0	0	250.000
403	02	00	00	Alquileres de maquinaria y equipos	1.200.000	0	0	0	0	0	1.200.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	600.000	0	0	0	0	0	600.000
403	02	99	00	Alquileres de otras maquinaria y equipos	600.000	0	0	0	0	0	600.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	575.000	0	0	0	0	0	575.000
403	07	02	00	Imprenta y reproducción	325.000	0	0	0	0	0	325.000
403	07	03	00	Relaciones sociales	150.000	0	0	0	0	0	150.000
403	07	04	00	Avisos	100.000	0	0	0	0	0	100.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	175.000	0	0	0	0	0	175.000
403	08	01	00	Primas y gastos de seguros	175.000	0	0	0	0	0	175.000
403	09	00	00	Viáticos y pasajes	1.776.891	0	0	0	0	0	1.776.891
403	09	01	00	Viáticos y pasajes dentro del país	760.000	0	0	0	0	0	760.000
403	09	02	00	Viáticos y pasajes fuera del país	1.016.891	0	0	0	0	0	1.016.891
403	10	00	00	Servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	200.000	0	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.263.107	0	0	0	0	0	1.263.107
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	450.000	0	0	0	0	0	450.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	813.107	0	0	0	0	0	813.107
403	12	00	00	Conservación y reparaciones menores de obras	3.000.000	0	0	0	0	0	3.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.000.000	0	0	0	0	0	3.000.000
403	99	00	00	Otros servicios no personales	13.862.499	0	0	0	0	0	13.862.499

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115440 060021000 INTENSIFICACIÓN Y ADECUACIÓN DE LA TERCERA FASE DE TRANSFORMACIÓN INSTITUCIONAL DEL MINISTERIO

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES QUE SE ENCUENTRAN EN UN BAJO NIVEL DE OPERATIVIDAD A LA REESTRUCTURACIÓN INSTITUCIONAL PARA AUMENTAR LA CAPACIDAD DE RESPUESTA ADMINISTRATIVA Y LOGÍSTICA NECESARIA PARA LA CONSECUCIÓN DE LA MISIÓN DEL MINISTERIO.

UNIDAD DE MEDIDA: UNIDAD ADMINISTRADORA CENTRAL FORTALECIDA **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	13.862.499	0	0	0	0	0	13.862.499
404	**00**	**00**	**00**	**Activos reales**	**15.258.150**	**0**	**0**	**0**	**0**	**0**	**15.258.150**
404	01	00	00	Repuestos y reparaciones mayores	1.000.000	0	0	0	0	0	1.000.000
404	01	01	00	Repuestos mayores	1.000.000	0	0	0	0	0	1.000.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	0	1.000.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	0	1.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.826.755	0	0	0	0	0	3.826.755
404	05	01	00	Equipos de telecomunicaciones	3.700.000	0	0	0	0	0	3.700.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	126.755	0	0	0	0	0	126.755
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	590.000	0	0	0	0	0	590.000
404	07	03	00	Obras de arte	500.000	0	0	0	0	0	500.000
404	07	06	00	Instrumentos musicales y equipos de audio	90.000	0	0	0	0	0	90.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.184.711	0	0	0	0	0	1.184.711
404	09	01	00	Mobiliario y equipos de oficina	1.000.000	0	0	0	0	0	1.000.000
404	09	02	00	Equipos de computación	80.711	0	0	0	0	0	80.711
404	09	03	00	Mobiliario y equipos de alojamiento	104.000	0	0	0	0	0	104.000
404	99	00	00	Otros activos reales	7.656.684	0	0	0	0	0	7.656.684
404	99	01	00	Otros activos reales	7.656.684	0	0	0	0	0	7.656.684
				Totales	**39.248.146**	**0**	**0**	**0**	**0**	**0**	**39.248.146**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115440 060021000 INTENSIFICACIÓN Y ADECUACIÓN DE LA TERCERA FASE DE TRANSFORMACIÓN INSTITUCIONAL DEL MINISTERIO

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES QUE SE ENCUENTRAN EN UN BAJO NIVEL DE OPERATIVIDAD A LA REESTRUCTURACIÓN INSTITUCIONAL PARA AUMENTAR LA CAPACIDAD DE RESPUESTA ADMINISTRATIVA Y LOGÍSTICA NECESARIA PARA LA CONSECUCIÓN DE LA MISIÓN DEL MINISTERIO.

UNIDAD DE MEDIDA: UNIDAD ADMINISTRADORA CENTRAL FORTALECIDA **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115440 060021000 INTENSIFICACIÓN Y ADECUACIÓN DE LA TERCERA FASE DE TRANSFORMACIÓN INSTITUCIONAL DEL MINISTERIO

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES QUE SE ENCUENTRAN EN UN BAJO NIVEL DE OPERATIVIDAD A LA REESTRUCTURACIÓN INSTITUCIONAL PARA AUMENTAR LA CAPACIDAD DE RESPUESTA ADMINISTRATIVA Y LOGÍSTICA NECESARIA PARA LA CONSECUCIÓN DE LA MISIÓN DEL MINISTERIO.

UNIDAD DE MEDIDA: UNIDAD ADMINISTRADORA CENTRAL FORTALECIDA **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060021001 DESARROLLO, INSTALACIÓN Y MANTENIMIENTO DE SISTEMAS DE INFORMÁTICA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 102

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.000.000**	0	**0**	**0**	**0**	0	**3.000.000**
403	99	00	00	Otros servicios no personales	3.000.000	0	0	0	0	0	3.000.000
403	99	01	00	Otros servicios no personales	3.000.000	0	0	0	0	0	3.000.000
				Totales	**3.000.000**	**0**	**0**	**0**	**0**	0	**3.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115440 060021000 INTENSIFICACIÓN Y ADECUACIÓN DE LA TERCERA FASE DE TRANSFORMACIÓN INSTITUCIONAL DEL MINISTERIO

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES QUE SE ENCUENTRAN EN UN BAJO NIVEL DE OPERATIVIDAD A LA REESTRUCTURACIÓN INSTITUCIONAL PARA AUMENTAR LA CAPACIDAD DE RESPUESTA ADMINISTRATIVA Y LOGÍSTICA NECESARIA PARA LA CONSECUCIÓN DE LA MISIÓN DEL MINISTERIO.

UNIDAD DE MEDIDA: UNIDAD ADMINISTRADORA CENTRAL FORTALECIDA **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060021002 AUTOMATIZACIÓN DE LOS PROCESOS DE FORMULACIÓN Y CONTROL DE SEGUIMIENTO PRESUPUESTARIO.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 10

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**800.000**	**0**	**0**	**0**	**0**	0	**800.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	800.000	0	0	0	0	0	800.000
401	01	18	00	Remuneraciones al personal contratado	800.000	0	0	0	0	0	800.000
				Totales	**800.000**	**0**	**0**	**0**	**0**	0	**800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115440 060021000 INTENSIFICACIÓN Y ADECUACIÓN DE LA TERCERA FASE DE TRANSFORMACIÓN INSTITUCIONAL DEL MINISTERIO

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES QUE SE ENCUENTRAN EN UN BAJO NIVEL DE OPERATIVIDAD A LA REESTRUCTURACIÓN INSTITUCIONAL PARA AUMENTAR LA CAPACIDAD DE RESPUESTA ADMINISTRATIVA Y LOGÍSTICA NECESARIA PARA LA CONSECUCIÓN DE LA MISIÓN DEL MINISTERIO.

UNIDAD DE MEDIDA: UNIDAD ADMINISTRADORA CENTRAL FORTALECIDA **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060021003 MODERNIZACIÓN DE LA PLATAFORMA TELEMÁTICA DE LAS DEPENDENCIAS DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 305

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**3.000.000**	**0**	**0**	**0**	**0**	0	**3.000.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.000.000	0	0	0	0	0	3.000.000
404	05	01	00	Equipos de telecomunicaciones	3.000.000	0	0	0	0	0	3.000.000
				Totales	**3.000.000**	**0**	**0**	**0**	**0**	0	**3.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115440 060021000 INTENSIFICACIÓN Y ADECUACIÓN DE LA TERCERA FASE DE TRANSFORMACIÓN INSTITUCIONAL DEL MINISTERIO

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES QUE SE ENCUENTRAN EN UN BAJO NIVEL DE OPERATIVIDAD A LA REESTRUCTURACIÓN INSTITUCIONAL PARA AUMENTAR LA CAPACIDAD DE RESPUESTA ADMINISTRATIVA Y LOGÍSTICA NECESARIA PARA LA CONSECUCIÓN DE LA MISIÓN DEL MINISTERIO.

UNIDAD DE MEDIDA: UNIDAD ADMINISTRADORA CENTRAL FORTALECIDA **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060021004 ACONDICIONAMIENTO Y REMODELACIÓN DE EDIFICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

UNIDAD DE MEDIDA: INVENTARIO **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.000.000**	**0**	**0**	**0**	**0**	0	**3.000.000**
403	12	00	00	Conservación y reparaciones menores de obras	3.000.000	0	0	0	0	0	3.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.000.000	0	0	0	0	0	3.000.000
404	**00**	**00**	**00**	**Activos reales**	**4.608.150**	**0**	**0**	**0**	**0**	0	**4.608.150**
404	01	00	00	Repuestos y reparaciones mayores	1.000.000	0	0	0	0	0	1.000.000
404	01	01	00	Repuestos mayores	1.000.000	0	0	0	0	0	1.000.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.104.000	0	0	0	0	0	1.104.000
404	09	01	00	Mobiliario y equipos de oficina	1.000.000	0	0	0	0	0	1.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	104.000	0	0	0	0	0	104.000
404	99	00	00	Otros activos reales	2.504.150	0	0	0	0	0	2.504.150
404	99	01	00	Otros activos reales	2.504.150	0	0	0	0	0	2.504.150
				Totales	**7.608.150**	**0**	**0**	**0**	**0**	0	**7.608.150**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115440 060021000 INTENSIFICACIÓN Y ADECUACIÓN DE LA TERCERA FASE DE TRANSFORMACIÓN INSTITUCIONAL DEL MINISTERIO

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES QUE SE ENCUENTRAN EN UN BAJO NIVEL DE OPERATIVIDAD A LA REESTRUCTURACIÓN INSTITUCIONAL PARA AUMENTAR LA CAPACIDAD DE RESPUESTA ADMINISTRATIVA Y LOGÍSTICA NECESARIA PARA LA CONSECUCIÓN DE LA MISIÓN DEL MINISTERIO.

UNIDAD DE MEDIDA: UNIDAD ADMINISTRADORA CENTRAL FORTALECIDA **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060021005 ORGANIZACIÓN, AUTOMATIZACIÓN Y DIVULGACIÓN DE LA COLECCIÓN ARCHIVÍSTICA Y BIBLIOGRÁFICA DEL MINISTERIO.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 3

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	200.000	0	0	0	0	0	200.000
401	01	18	00	Remuneraciones al personal contratado	200.000	0	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	200.000	0	0	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	0	200.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	0	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115440 060021000 INTENSIFICACIÓN Y ADECUACIÓN DE LA TERCERA FASE DE TRANSFORMACIÓN INSTITUCIONAL DEL MINISTERIO

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES QUE SE ENCUENTRAN EN UN BAJO NIVEL DE OPERATIVIDAD A LA REESTRUCTURACIÓN INSTITUCIONAL PARA AUMENTAR LA CAPACIDAD DE RESPUESTA ADMINISTRATIVA Y LOGÍSTICA NECESARIA PARA LA CONSECUCIÓN DE LA MISIÓN DEL MINISTERIO.

UNIDAD DE MEDIDA: UNIDAD ADMINISTRADORA CENTRAL FORTALECIDA **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060021006 ADQUISICIÓN DE BIENES MUEBLES PARA SATISFACER LAS NECESIDADES DEL MINISTERIO

UNIDAD DE MEDIDA: INVENTARIO **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.000.000**	**0**	**0**	**0**	**0**	0	**2.000.000**
403	99	00	00	Otros servicios no personales	2.000.000	0	0	0	0	0	2.000.000
403	99	01	00	Otros servicios no personales	2.000.000	0	0	0	0	0	2.000.000
404	**00**	**00**	**00**	**Activos reales**	**2.000.000**	**0**	**0**	**0**	**0**	0	**2.000.000**
404	99	00	00	Otros activos reales	2.000.000	0	0	0	0	0	2.000.000
404	99	01	00	Otros activos reales	2.000.000	0	0	0	0	0	2.000.000
				Totales	**4.000.000**	**0**	**0**	**0**	**0**	0	**4.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115440 060021000 INTENSIFICACIÓN Y ADECUACIÓN DE LA TERCERA FASE DE TRANSFORMACIÓN INSTITUCIONAL DEL MINISTERIO

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES QUE SE ENCUENTRAN EN UN BAJO NIVEL DE OPERATIVIDAD A LA REESTRUCTURACIÓN INSTITUCIONAL PARA AUMENTAR LA CAPACIDAD DE RESPUESTA ADMINISTRATIVA Y LOGÍSTICA NECESARIA PARA LA CONSECUCIÓN DE LA MISIÓN DEL MINISTERIO.

UNIDAD DE MEDIDA: UNIDAD ADMINISTRADORA CENTRAL FORTALECIDA **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060021007 REVISIÓN DE LAS CUENTAS DE LAS MISIONES ACREDITADAS EN EL EXTERIOR

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 650

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**756.891**	**0**	**0**	**0**	**0**	0	**756.891**
403	09	00	00	Viáticos y pasajes	756.891	0	0	0	0	0	756.891
403	09	02	00	Viáticos y pasajes fuera del país	756.891	0	0	0	0	0	756.891
				Totales	**756.891**	**0**	**0**	**0**	**0**	0	**756.891**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115440 060021000 INTENSIFICACIÓN Y ADECUACIÓN DE LA TERCERA FASE DE TRANSFORMACIÓN INSTITUCIONAL DEL MINISTERIO

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES QUE SE ENCUENTRAN EN UN BAJO NIVEL DE OPERATIVIDAD A LA REESTRUCTURACIÓN INSTITUCIONAL PARA AUMENTAR LA CAPACIDAD DE RESPUESTA ADMINISTRATIVA Y LOGÍSTICA NECESARIA PARA LA CONSECUCIÓN DE LA MISIÓN DEL MINISTERIO.

UNIDAD DE MEDIDA: UNIDAD ADMINISTRADORA CENTRAL FORTALECIDA **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060021008 ACONDICIONAMIENTO, REPARACIÓN Y CONSTRUCCIÓN DE PUESTOS FRONTERIZOS

UNIDAD DE MEDIDA: INVENTARIO **META:** 8

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.583.107**	**0**	**0**	**0**	**0**	0	**1.583.107**
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	0	500.000
403	09	01	00	Viáticos y pasajes dentro del país	500.000	0	0	0	0	0	500.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.083.107	0	0	0	0	0	1.083.107
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	450.000	0	0	0	0	0	450.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	633.107	0	0	0	0	0	633.107
404	**00**	**00**	**00**	**Activos reales**	**1.850.000**	**0**	**0**	**0**	**0**	0	**1.850.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	0	1.000.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	1.000.000	0	0	0	0	0	1.000.000
404	99	00	00	Otros activos reales	850.000	0	0	0	0	0	850.000
404	99	01	00	Otros activos reales	850.000	0	0	0	0	0	850.000
				Totales	**3.433.107**	**0**	**0**	**0**	**0**	0	**3.433.107**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115440 060021000 INTENSIFICACIÓN Y ADECUACIÓN DE LA TERCERA FASE DE TRANSFORMACIÓN INSTITUCIONAL DEL MINISTERIO

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES QUE SE ENCUENTRAN EN UN BAJO NIVEL DE OPERATIVIDAD A LA REESTRUCTURACIÓN INSTITUCIONAL PARA AUMENTAR LA CAPACIDAD DE RESPUESTA ADMINISTRATIVA Y LOGÍSTICA NECESARIA PARA LA CONSECUCIÓN DE LA MISIÓN DEL MINISTERIO.

UNIDAD DE MEDIDA: UNIDAD ADMINISTRADORA CENTRAL FORTALECIDA **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060021009 INSPECCIÓN Y DEMARCACIÓN DE LA LÍNEA FRONTERIZA VENEZOLANA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 6

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**687.499**	**0**	**0**	**0**	**0**	0	**687.499**
402	99	00	00	Otros materiales y suministros	687.499	0	0	0	0	0	687.499
402	99	01	00	Otros materiales y suministros	687.499	0	0	0	0	0	687.499
403	**00**	**00**	**00**	**Servicios no personales**	**1.487.499**	**0**	**0**	**0**	**0**	0	**1.487.499**
403	02	00	00	Alquileres de maquinaria y equipos	1.200.000	0	0	0	0	0	1.200.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	600.000	0	0	0	0	0	600.000
403	02	99	00	Alquileres de otras maquinaria y equipos	600.000	0	0	0	0	0	600.000
403	99	00	00	Otros servicios no personales	287.499	0	0	0	0	0	287.499
403	99	01	00	Otros servicios no personales	287.499	0	0	0	0	0	287.499
404	**00**	**00**	**00**	**Activos reales**	**800.000**	**0**	**0**	**0**	**0**	0	**800.000**
404	99	00	00	Otros activos reales	800.000	0	0	0	0	0	800.000
404	99	01	00	Otros activos reales	800.000	0	0	0	0	0	800.000
				Totales	**2.974.998**	**0**	**0**	**0**	**0**	0	**2.974.998**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115440 060021000 INTENSIFICACIÓN Y ADECUACIÓN DE LA TERCERA FASE DE TRANSFORMACIÓN INSTITUCIONAL DEL MINISTERIO

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES QUE SE ENCUENTRAN EN UN BAJO NIVEL DE OPERATIVIDAD A LA REESTRUCTURACIÓN INSTITUCIONAL PARA AUMENTAR LA CAPACIDAD DE RESPUESTA ADMINISTRATIVA Y LOGÍSTICA NECESARIA PARA LA CONSECUCIÓN DE LA MISIÓN DEL MINISTERIO.

UNIDAD DE MEDIDA: UNIDAD ADMINISTRADORA CENTRAL FORTALECIDA **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060021010 INTERCONEXIÓN DE LAS MISIONES AL SISTEMA DE EMISIÓN DEL PASAPORTES EN EL EXTERIOR

UNIDAD DE MEDIDA: CONEXIÓN **META:** 35

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**7.700.000**	**0**	**0**	**0**	**0**	0	**7.700.000**
403	99	00	00	Otros servicios no personales	7.700.000	0	0	0	0	0	7.700.000
403	99	01	00	Otros servicios no personales	7.700.000	0	0	0	0	0	7.700.000
				Totales	**7.700.000**	**0**	**0**	**0**	**0**	0	**7.700.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115440 060021000 INTENSIFICACIÓN Y ADECUACIÓN DE LA TERCERA FASE DE TRANSFORMACIÓN INSTITUCIONAL DEL MINISTERIO

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES QUE SE ENCUENTRAN EN UN BAJO NIVEL DE OPERATIVIDAD A LA REESTRUCTURACIÓN INSTITUCIONAL PARA AUMENTAR LA CAPACIDAD DE RESPUESTA ADMINISTRATIVA Y LOGÍSTICA NECESARIA PARA LA CONSECUCIÓN DE LA MISIÓN DEL MINISTERIO.

UNIDAD DE MEDIDA: UNIDAD ADMINISTRADORA CENTRAL FORTALECIDA **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060021011 ACTUALIZACIÓN EN MATERIA DE SERVICIOS CONSULARES

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 5

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
403	**00**	**00**	**00**	**Servicios no personales**	**675.000**	**0**	**0**	**0**	**0**	0	**675.000**
403	99	00	00	Otros servicios no personales	675.000	0	0	0	0	0	675.000
403	99	01	00	Otros servicios no personales	675.000	0	0	0	0	0	675.000
				Totales	**675.000**	**0**	**0**	**0**	**0**	0	**675.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115440 060021000 INTENSIFICACIÓN Y ADECUACIÓN DE LA TERCERA FASE DE TRANSFORMACIÓN INSTITUCIONAL DEL MINISTERIO

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES QUE SE ENCUENTRAN EN UN BAJO NIVEL DE OPERATIVIDAD A LA REESTRUCTURACIÓN INSTITUCIONAL PARA AUMENTAR LA CAPACIDAD DE RESPUESTA ADMINISTRATIVA Y LOGÍSTICA NECESARIA PARA LA CONSECUCIÓN DE LA MISIÓN DEL MINISTERIO.

UNIDAD DE MEDIDA: UNIDAD ADMINISTRADORA CENTRAL FORTALECIDA **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060021012 IMPLEMENTACIÓN DEL SISTEMA DE CONTROL DE GESTIÓN

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 9

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**
403	99	00	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
403	99	01	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
				Totales	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115440 060021000 INTENSIFICACIÓN Y ADECUACIÓN DE LA TERCERA FASE DE TRANSFORMACIÓN INSTITUCIONAL DEL MINISTERIO

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES QUE SE ENCUENTRAN EN UN BAJO NIVEL DE OPERATIVIDAD A LA REESTRUCTURACIÓN INSTITUCIONAL PARA AUMENTAR LA CAPACIDAD DE RESPUESTA ADMINISTRATIVA Y LOGÍSTICA NECESARIA PARA LA CONSECUCIÓN DE LA MISIÓN DEL MINISTERIO.

UNIDAD DE MEDIDA: UNIDAD ADMINISTRADORA CENTRAL FORTALECIDA **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060021013 IMPLEMENTACIÓN DEL PROCESO DE CAPACITACIÓN DIRIGIDA AL MEJORAMIENTO PROFESIONAL Y MORAL SOCIALISTA DEL PERSONAL ASÍ COMO ENTRENAR AL PERSONAL SUPERVISOR EN LA APLICACIÓN DEL PLAN DE EVALUACIÓN.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**
403	10	00	00	Servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	200.000	0	0	0	0	0	200.000
				Totales	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115440 060021000 INTENSIFICACIÓN Y ADECUACIÓN DE LA TERCERA FASE DE TRANSFORMACIÓN INSTITUCIONAL DEL MINISTERIO

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES QUE SE ENCUENTRAN EN UN BAJO NIVEL DE OPERATIVIDAD A LA REESTRUCTURACIÓN INSTITUCIONAL PARA AUMENTAR LA CAPACIDAD DE RESPUESTA ADMINISTRATIVA Y LOGÍSTICA NECESARIA PARA LA CONSECUCIÓN DE LA MISIÓN DEL MINISTERIO.

UNIDAD DE MEDIDA: UNIDAD ADMINISTRADORA CENTRAL FORTALECIDA **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060021014 MODERNIZACIÓN DE LA PLATAFORMA AUDIOVISUAL DE COMUNICACIÓN Y RELACIONES INSTITUCIONALES

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	826.755	0	0	0	0	0	826.755
404	05	01	00	Equipos de telecomunicaciones	700.000	0	0	0	0	0	700.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	126.755	0	0	0	0	0	126.755
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	90.000	0	0	0	0	0	90.000
404	07	06	00	Instrumentos musicales y equipos de audio	90.000	0	0	0	0	0	90.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	80.711	0	0	0	0	0	80.711
404	09	02	00	Equipos de computación	80.711	0	0	0	0	0	80.711
404	99	00	00	Otros activos reales	2.534	0	0	0	0	0	2.534
404	99	01	00	Otros activos reales	2.534	0	0	0	0	0	2.534
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115440 060021000 INTENSIFICACIÓN Y ADECUACIÓN DE LA TERCERA FASE DE TRANSFORMACIÓN INSTITUCIONAL DEL MINISTERIO

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES QUE SE ENCUENTRAN EN UN BAJO NIVEL DE OPERATIVIDAD A LA REESTRUCTURACIÓN INSTITUCIONAL PARA AUMENTAR LA CAPACIDAD DE RESPUESTA ADMINISTRATIVA Y LOGÍSTICA NECESARIA PARA LA CONSECUCIÓN DE LA MISIÓN DEL MINISTERIO.

UNIDAD DE MEDIDA: UNIDAD ADMINISTRADORA CENTRAL FORTALECIDA **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060021015 ADQUISICIÓN, RESTAURACIÓN, MANTENIMIENTO Y DIVULGACIÓN DE OBRAS DE ARTE PERTENECIENTES AL PATRIMONIO HISTÓRICO DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES.

UNIDAD DE MEDIDA: INVENTARIO **META:** 10

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.500.000**	**0**	**0**	**0**	**0**	0	**1.500.000**
403	01	00	00	Alquileres de inmuebles	250.000	0	0	0	0	0	250.000
403	01	01	00	Alquileres de edificios y locales	250.000	0	0	0	0	0	250.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	375.000	0	0	0	0	0	375.000
403	07	02	00	Imprenta y reproducción	125.000	0	0	0	0	0	125.000
403	07	03	00	Relaciones sociales	150.000	0	0	0	0	0	150.000
403	07	04	00	Avisos	100.000	0	0	0	0	0	100.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	175.000	0	0	0	0	0	175.000
403	08	01	00	Primas y gastos de seguros	175.000	0	0	0	0	0	175.000
403	09	00	00	Viáticos y pasajes	520.000	0	0	0	0	0	520.000
403	09	01	00	Viáticos y pasajes dentro del país	260.000	0	0	0	0	0	260.000
403	09	02	00	Viáticos y pasajes fuera del pais	260.000	0	0	0	0	0	260.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	180.000	0	0	0	0	0	180.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	180.000	0	0	0	0	0	180.000
404	**00**	**00**	**00**	**Activos reales**	**500.000**	**0**	**0**	**0**	**0**	0	**500.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	500.000	0	0	0	0	0	500.000
404	07	03	00	Obras de arte	500.000	0	0	0	0	0	500.000
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	0	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115440 060021000 INTENSIFICACIÓN Y ADECUACIÓN DE LA TERCERA FASE DE TRANSFORMACIÓN INSTITUCIONAL DEL MINISTERIO

OBJETIVO DEL PROYECTO: ADECUAR LAS INSTALACIONES QUE SE ENCUENTRAN EN UN BAJO NIVEL DE OPERATIVIDAD A LA REESTRUCTURACIÓN INSTITUCIONAL PARA AUMENTAR LA CAPACIDAD DE RESPUESTA ADMINISTRATIVA Y LOGÍSTICA NECESARIA PARA LA CONSECUCIÓN DE LA MISIÓN DEL MINISTERIO.

UNIDAD DE MEDIDA: UNIDAD ADMINISTRADORA CENTRAL FORTALECIDA **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060021016 CONSTRUCCIÓN, REMODELACIÓN, MANTENIMIENTO Y EQUIPAMIENTO DE EDIFICACIONES HISTÓRICAS PERTENECIENTES AL PATRIMONIO CULTURAL DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES.

UNIDAD DE MEDIDA: INVENTARIO **META:** 9

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**1.500.000**	**0**	**0**	**0**	**0**	0	**1.500.000**
404	99	00	00	Otros activos reales	1.500.000	0	0	0	0	0	1.500.000
404	99	01	00	Otros activos reales	1.500.000	0	0	0	0	0	1.500.000
				Totales	**1.500.000**	**0**	**0**	**0**	**0**	0	**1.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115389 060022000 CONFORMACIÓN DE UN OBSERVATORIO DE ANÁLISIS PARA EL MANEJO DEL SISTEMA DE INFORMACIÓN GEOPOLÍTICA Y GEOESTRATÉGICA DE LA POLÍTICA EXTERIOR VENEZOLANA

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: INSTALACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**180.000**	**0**	**0**	**0**	**0**	**0**	**180.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	180.000	0	0	0	0	0	180.000
401	01	18	00	Remuneraciones al personal contratado	180.000	0	0	0	0	0	180.000
403	**00**	**00**	**00**	**Servicios no personales**	**320.000**	**0**	**0**	**0**	**0**	**0**	**320.000**
403	09	00	00	Viáticos y pasajes	320.000	0	0	0	0	0	320.000
403	09	02	00	Viáticos y pasajes fuera del país	320.000	0	0	0	0	0	320.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115389 060022000 CONFORMACIÓN DE UN OBSERVATORIO DE ANÁLISIS PARA EL MANEJO DEL SISTEMA DE INFORMACIÓN GEOPOLÍTICA Y GEOESTRATÉGICA DE LA POLÍTICA EXTERIOR VENEZOLANA

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: INSTALACIÓN

META: 1

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115389 060022000 CONFORMACIÓN DE UN OBSERVATORIO DE ANÁLISIS PARA EL MANEJO DEL SISTEMA DE INFORMACIÓN GEOPOLÍTICA Y GEOESTRATÉGICA DE LA POLÍTICA EXTERIOR VENEZOLANA

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: INSTALACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060022004 INDUCCIÓN Y ENTRENAMIENTO AL PERSONAL RESPONSABLE DEL ANÁLISIS ESTRATÉGICO.

UNIDAD DE MEDIDA: TALLER **META:** 2

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**180.000**	**0**	**0**	**0**	**0**	0	**180.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	180.000	0	0	0	0	0	180.000
401	01	18	00	Remuneraciones al personal contratado	180.000	0	0	0	0	0	180.000
				Totales	**180.000**	**0**	**0**	**0**	**0**	0	**180.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115389 060022000 CONFORMACIÓN DE UN OBSERVATORIO DE ANÁLISIS PARA EL MANEJO DEL SISTEMA DE INFORMACIÓN GEOPOLÍTICA Y GEOESTRATÉGICA DE LA POLÍTICA EXTERIOR VENEZOLANA

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: INSTALACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060022005 CAPACITACIÓN AL PERSONAL DEL SERVICIO EXTERIOR DEL MPPRE EN LA RECOPILACIÓN, CLASIFICACIÓN Y TRANSMISIÓN DE LA INFORMACIÓN.

UNIDAD DE MEDIDA: TALLER **META:** 7

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**320.000**	**0**	**0**	**0**	**0**	0	**320.000**
403	09	00	00	Viáticos y pasajes	320.000	0	0	0	0	0	320.000
403	09	02	00	Viáticos y pasajes fuera del país	320.000	0	0	0	0	0	320.000
				Totales	**320.000**	**0**	**0**	**0**	**0**	0	**320.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**424.480.238**	**0**	**0**	**0**	**0**	**0**	**424.480.238**
401	01	00	00	Sueldos, salarios y otras retribuciones	167.180.555	0	0	0	0	0	167.180.555
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	37.822.720	0	0	0	0	0	37.822.720
401	01	12	00	Salarios a obreros en puestos no permanentes	164.300	0	0	0	0	0	164.300
401	01	18	00	Remuneraciones al personal contratado	128.424.273	0	0	0	0	0	128.424.273
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	42.967	0	0	0	0	0	42.967
401	01	99	00	Otras retribuciones	726.295	0	0	0	0	0	726.295
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.253.568	0	0	0	0	0	3.253.568
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.253.568	0	0	0	0	0	3.253.568
401	03	00	00	Primas	123.558.428	0	0	0	0	0	123.558.428
401	03	01	00	Primas por mérito a empleados	3.473.247	0	0	0	0	0	3.473.247
401	03	04	00	Primas por hijos a empleados	2.812.991	0	0	0	0	0	2.812.991
401	03	08	00	Primas de profesionalización a empleados	2.274.896	0	0	0	0	0	2.274.896
401	03	09	00	Primas por antigüedad a empleados	3.490.765	0	0	0	0	0	3.490.765
401	03	11	00	Primas al personal en servicio en el exterior	111.269.218	0	0	0	0	0	111.269.218
401	03	95	00	Otras primas al personal de alto nivel y de dirección	237.311	0	0	0	0	0	237.311
401	04	00	00	Complementos de sueldos y salarios	23.207.157	0	0	0	0	0	23.207.157
401	04	05	00	Complemento a empleados por gastos de representación	480	0	0	0	0	0	480
401	04	06	00	Complemento a empleados por comisión de servicios	1.202.912	0	0	0	0	0	1.202.912
401	04	09	00	Bono compensatorio de transporte a empleados	657.391	0	0	0	0	0	657.391
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.349.680	0	0	0	0	0	2.349.680
401	04	25	00	Complemento al personal contratado por gastos de alimentación	101.251	0	0	0	0	0	101.251
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.371.645	0	0	0	0	0	2.371.645
401	04	27	00	Bono compensatorio de transporte al personal contratado	1.842.699	0	0	0	0	0	1.842.699
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	36.960	0	0	0	0	0	36.960
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	3.360	0	0	0	0	0	3.360
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	120.299	0	0	0	0	0	120.299
401	04	96	00	Otros complementos a empleados	10.829.318	0	0	0	0	0	10.829.318

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	98	00	Otros complementos al personal contratado	3.691.162	0	0	0	0	0	3.691.162
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	24.258.021	0	0	0	0	0	24.258.021
401	05	01	00	Aguinaldos a empleados	105.831	0	0	0	0	0	105.831
401	05	03	00	Bono vacacional a empleados	12.076.231	0	0	0	0	0	12.076.231
401	05	07	00	Aguinaldos al personal contratado	8.890.016	0	0	0	0	0	8.890.016
401	05	08	00	Bono vacacional al personal contratado	3.121.821	0	0	0	0	0	3.121.821
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	64.122	0	0	0	0	0	64.122
401	06	00	00	Aportes patronales y legales	26.074.752	0	0	0	0	0	26.074.752
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.535.499	0	0	0	0	0	2.535.499
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.145.739	0	0	0	0	0	1.145.739
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	625.737	0	0	0	0	0	625.737
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	734.318	0	0	0	0	0	734.318
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	20.999.640	0	0	0	0	0	20.999.640
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	16.720	0	0	0	0	0	16.720
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	10.259	0	0	0	0	0	10.259
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	6.840	0	0	0	0	0	6.840
401	07	00	00	Asistencia socio-económica	44.876.933	0	0	0	0	0	44.876.933
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.937.644	0	0	0	0	0	4.937.644
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	31.121.270	0	0	0	0	0	31.121.270
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	275.874	0	0	0	0	0	275.874
401	07	33	00	Asistencia socio-económica al personal contratado	7.775.332	0	0	0	0	0	7.775.332
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	51.298	0	0	0	0	0	51.298
401	07	96	00	Otras subvenciones a empleados	715.515	0	0	0	0	0	715.515
401	08	00	00	Prestaciones sociales e indemnizaciones	12.070.824	0	0	0	0	0	12.070.824
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	8.973.267	0	0	0	0	0	8.973.267
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.963.910	0	0	0	0	0	2.963.910
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	133.647	0	0	0	0	0	133.647

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**42.568.699**	**0**	**0**	**0**	**0**	**0**	**42.568.699**
402	01	00	00	Productos alimenticios y agropecuarios	11.419.372	0	0	0	0	0	11.419.372
402	01	01	00	Alimentos y bebidas para personas	11.263.678	0	0	0	0	0	11.263.678
402	01	02	00	Alimentos para animales	25.485	0	0	0	0	0	25.485
402	01	03	00	Productos agrícolas y pecuarios	130.209	0	0	0	0	0	130.209
402	02	00	00	Productos de minas, canteras y yacimientos	10.421	0	0	0	0	0	10.421
402	02	01	00	Carbón mineral	2.597	0	0	0	0	0	2.597
402	02	02	00	Petróleo crudo y gas natural	1.314	0	0	0	0	0	1.314
402	02	05	00	Piedra, arcilla, arena y tierra	1.718	0	0	0	0	0	1.718
402	02	07	00	Sal para uso industrial	4.792	0	0	0	0	0	4.792
402	03	00	00	Textiles y vestuarios	3.456.178	0	0	0	0	0	3.456.178
402	03	01	00	Textiles	1.222.006	0	0	0	0	0	1.222.006
402	03	02	00	Prendas de vestir	1.899.127	0	0	0	0	0	1.899.127
402	03	03	00	Calzados	331.431	0	0	0	0	0	331.431
402	03	99	00	Otros productos textiles y vestuarios	3.614	0	0	0	0	0	3.614
402	04	00	00	Productos de cuero y caucho	860.991	0	0	0	0	0	860.991
402	04	02	00	Productos de cuero y sucedáneos del cuero	876	0	0	0	0	0	876
402	04	03	00	Cauchos y tripas para vehículos	860.115	0	0	0	0	0	860.115
402	05	00	00	Productos de papel, cartón e impresos	4.775.943	0	0	0	0	0	4.775.943
402	05	01	00	Pulpa de madera, papel y cartón	735.508	0	0	0	0	0	735.508
402	05	02	00	Envases y cajas de papel y cartón	112.013	0	0	0	0	0	112.013
402	05	03	00	Productos de papel y cartón para oficina	2.056.046	0	0	0	0	0	2.056.046
402	05	04	00	Libros, revistas y periódicos	1.224.887	0	0	0	0	0	1.224.887
402	05	05	00	Material de enseñanza	98.373	0	0	0	0	0	98.373
402	05	06	00	Productos de papel y cartón para computación	78.764	0	0	0	0	0	78.764
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	462.912	0	0	0	0	0	462.912
402	05	99	00	Otros productos de pulpa, papel y cartón	7.440	0	0	0	0	0	7.440
402	06	00	00	Productos químicos y derivados	9.493.413	0	0	0	0	0	9.493.413

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	01	00	Sustancias químicas y de uso industrial	22.637	0	0	0	0	0	22.637
402	06	02	00	Abonos, plaguicidas y otros	105.201	0	0	0	0	0	105.201
402	06	03	00	Tintas, pinturas y colorantes	848.907	0	0	0	0	0	848.907
402	06	04	00	Productos farmacéuticos y medicamentos	94.864	0	0	0	0	0	94.864
402	06	05	00	Productos de tocador	34.543	0	0	0	0	0	34.543
402	06	06	00	Combustibles y lubricantes	8.089.951	0	0	0	0	0	8.089.951
402	06	08	00	Productos plásticos	270.339	0	0	0	0	0	270.339
402	06	99	00	Otros productos de la industria química y conexos	26.971	0	0	0	0	0	26.971
402	07	00	00	Productos minerales no metálicos	228.991	0	0	0	0	0	228.991
402	07	01	00	Productos de barro, loza y porcelana	107.993	0	0	0	0	0	107.993
402	07	02	00	Vidrios y productos de vidrio	91.151	0	0	0	0	0	91.151
402	07	03	00	Productos de arcilla para construcción	2.829	0	0	0	0	0	2.829
402	07	04	00	Cemento, cal y yeso	25.278	0	0	0	0	0	25.278
402	07	99	00	Otros productos minerales no metálicos	1.740	0	0	0	0	0	1.740
402	08	00	00	Productos metálicos	1.253.460	0	0	0	0	0	1.253.460
402	08	01	00	Productos primarios de hierro y acero	6.144	0	0	0	0	0	6.144
402	08	02	00	Productos de metales no ferrosos	11.176	0	0	0	0	0	11.176
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	234.696	0	0	0	0	0	234.696
402	08	04	00	Productos metálicos estructurales	20.120	0	0	0	0	0	20.120
402	08	07	00	Material de señalamiento	11.369	0	0	0	0	0	11.369
402	08	08	00	Material de educación	421	0	0	0	0	0	421
402	08	09	00	Repuestos y accesorios para equipos de transporte	770.974	0	0	0	0	0	770.974
402	08	10	00	Repuestos y accesorios para otros equipos	182.211	0	0	0	0	0	182.211
402	08	99	00	Otros productos metálicos	16.349	0	0	0	0	0	16.349
402	09	00	00	Productos de madera	34.037	0	0	0	0	0	34.037
402	09	01	00	Productos primarios de madera	9.079	0	0	0	0	0	9.079
402	09	02	00	Muebles y accesorios de madera para edificaciones	14.262	0	0	0	0	0	14.262
402	09	99	00	Otros productos de madera	10.696	0	0	0	0	0	10.696

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	9.065.657	0	0	0	0	0	9.065.657
402	10	01	00	Artículos de deporte, recreación y juguetes	161.003	0	0	0	0	0	161.003
402	10	02	00	Materiales y útiles de limpieza y aseo	1.359.484	0	0	0	0	0	1.359.484
402	10	03	00	Utensilios de cocina y comedor	564.194	0	0	0	0	0	564.194
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	816	0	0	0	0	0	816
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.343.147	0	0	0	0	0	1.343.147
402	10	06	00	Condecoraciones, ofrendas y similares	1.586.102	0	0	0	0	0	1.586.102
402	10	07	00	Productos de seguridad en el trabajo	20.604	0	0	0	0	0	20.604
402	10	08	00	Materiales para equipos de computación	2.600.952	0	0	0	0	0	2.600.952
402	10	09	00	Especies timbradas y valores	180.360	0	0	0	0	0	180.360
402	10	10	00	Útiles religiosos	1.948	0	0	0	0	0	1.948
402	10	11	00	Materiales eléctricos	537.850	0	0	0	0	0	537.850
402	10	12	00	Materiales para instalaciones sanitarias	100.655	0	0	0	0	0	100.655
402	10	13	00	Materiales fotográficos	50.549	0	0	0	0	0	50.549
402	10	99	00	Otros productos y útiles diversos	557.993	0	0	0	0	0	557.993
402	99	00	00	Otros materiales y suministros	1.970.236	0	0	0	0	0	1.970.236
402	99	01	00	Otros materiales y suministros	1.970.236	0	0	0	0	0	1.970.236
403	**00**	**00**	**00**	**Servicios no personales**	**222.487.882**	**0**	**0**	**0**	**0**	**0**	**222.487.882**
403	01	00	00	Alquileres de inmuebles	93.717.124	0	0	0	0	0	93.717.124
403	01	01	00	Alquileres de edificios y locales	92.866.414	0	0	0	0	0	92.866.414
403	01	02	00	Alquileres de instalaciones culturales y recreativas	850.710	0	0	0	0	0	850.710
403	02	00	00	Alquileres de maquinaria y equipos	9.935.044	0	0	0	0	0	9.935.044
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	3.596	0	0	0	0	0	3.596
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	7.288.185	0	0	0	0	0	7.288.185
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	579.379	0	0	0	0	0	579.379
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	220.251	0	0	0	0	0	220.251
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	1.550.302	0	0	0	0	0	1.550.302
403	02	99	00	Alquileres de otras maquinaria y equipos	293.331	0	0	0	0	0	293.331

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN

META: 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	03	00	00	Derechos sobre bienes intangibles	10.928	0	0	0	0	0	10.928
403	03	03	00	Paquetes y programas de computación	10.928	0	0	0	0	0	10.928
403	04	00	00	Servicios básicos	35.716.525	0	0	0	0	0	35.716.525
403	04	01	00	Electricidad	9.640.383	0	0	0	0	0	9.640.383
403	04	02	00	Gas	1.561.549	0	0	0	0	0	1.561.549
403	04	03	00	Agua	1.860.292	0	0	0	0	0	1.860.292
403	04	04	00	Teléfonos	11.862.411	0	0	0	0	0	11.862.411
403	04	05	00	Servicio de comunicaciones	6.717.956	0	0	0	0	0	6.717.956
403	04	06	00	Servicio de aseo urbano y domiciliario	610.541	0	0	0	0	0	610.541
403	04	07	00	Servicio de condominio	3.463.393	0	0	0	0	0	3.463.393
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	1.290	0	0	0	0	0	1.290
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	1.290	0	0	0	0	0	1.290
403	06	00	00	Servicios de transporte y almacenaje	3.467.684	0	0	0	0	0	3.467.684
403	06	01	00	Fletes y embalajes	2.321.155	0	0	0	0	0	2.321.155
403	06	02	00	Almacenaje	48.422	0	0	0	0	0	48.422
403	06	03	00	Estacionamiento	703.217	0	0	0	0	0	703.217
403	06	04	00	Peaje	169.031	0	0	0	0	0	169.031
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	225.859	0	0	0	0	0	225.859
403	07	00	00	Servicios de información, impresión y relaciones públicas	21.342.259	0	0	0	0	0	21.342.259
403	07	01	00	Publicidad y propaganda	1.461.918	0	0	0	0	0	1.461.918
403	07	02	00	Imprenta y reproducción	4.324.174	0	0	0	0	0	4.324.174
403	07	03	00	Relaciones sociales	14.391.157	0	0	0	0	0	14.391.157
403	07	04	00	Avisos	1.165.010	0	0	0	0	0	1.165.010
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	7.547.334	0	0	0	0	0	7.547.334
403	08	01	00	Primas y gastos de seguros	6.542.410	0	0	0	0	0	6.542.410
403	08	02	00	Comisiones y gastos bancarios	1.004.924	0	0	0	0	0	1.004.924
403	09	00	00	Viáticos y pasajes	17.412.436	0	0	0	0	0	17.412.436
403	09	01	00	Viáticos y pasajes dentro del país	851.743	0	0	0	0	0	851.743

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	16.560.693	0	0	0	0	0	16.560.693
403	10	00	00	Servicios profesionales y técnicos	11.758.598	0	0	0	0	0	11.758.598
403	10	01	00	Servicios jurídicos	1.780.828	0	0	0	0	0	1.780.828
403	10	02	00	Servicios de contabilidad y auditoria	165.810	0	0	0	0	0	165.810
403	10	03	00	Servicios de procesamiento de datos	889.834	0	0	0	0	0	889.834
403	10	06	00	Servicios de veterinaria	10.757	0	0	0	0	0	10.757
403	10	07	00	Servicios de capacitación y adiestramiento	305.904	0	0	0	0	0	305.904
403	10	09	00	Servicios de lavandería y tintorería	255.446	0	0	0	0	0	255.446
403	10	10	00	Servicios de vigilancia	4.671.730	0	0	0	0	0	4.671.730
403	10	99	00	Otros servicios profesionales y técnicos	3.678.289	0	0	0	0	0	3.678.289
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.186.098	0	0	0	0	0	6.186.098
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	113.948	0	0	0	0	0	113.948
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.495.422	0	0	0	0	0	2.495.422
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	503.533	0	0	0	0	0	503.533
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.566.071	0	0	0	0	0	2.566.071
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	507.124	0	0	0	0	0	507.124
403	12	00	00	Conservación y reparaciones menores de obras	11.040.333	0	0	0	0	0	11.040.333
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	10.401.991	0	0	0	0	0	10.401.991
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	638.342	0	0	0	0	0	638.342
403	15	00	00	Servicios fiscales	253.494	0	0	0	0	0	253.494
403	15	01	00	Derechos de importación y servicios aduaneros	11.184	0	0	0	0	0	11.184
403	15	02	00	Tasas y otros derechos obligatorios	125.838	0	0	0	0	0	125.838
403	15	99	00	Otros servicios fiscales	116.472	0	0	0	0	0	116.472
403	16	00	00	Servicios de diversión, esparcimiento y culturales	570.125	0	0	0	0	0	570.125
403	16	01	00	Servicios de diversión, esparcimiento y culturales	570.125	0	0	0	0	0	570.125
403	18	00	00	Impuestos indirectos	1.628.143	0	0	0	0	0	1.628.143
403	18	01	00	Impuesto al valor agregado	1.613.278	0	0	0	0	0	1.613.278

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	99	00	Otros impuestos indirectos	14.865	0	0	0	0	0	14.865
403	99	00	00	Otros servicios no personales	1.900.467	0	0	0	0	0	1.900.467
403	99	01	00	Otros servicios no personales	1.900.467	0	0	0	0	0	1.900.467
407	**00**	**00**	**00**	**Transferencias y donaciones**	**11.384.653**	**0**	**0**	**0**	**0**	**0**	**11.384.653**
407	01	00	00	Transferencias y donaciones corrientes internas	15.016	0	0	0	0	0	15.016
407	01	02	00	Donaciones corrientes internas al sector privado	15.016	0	0	0	0	0	15.016
407	01	02	01	Donaciones corrientes a personas	15.016	0	0	0	0	0	15.016
407	02	00	00	Transferencias y donaciones corrientes al exterior	11.369.637	0	0	0	0	0	11.369.637
407	02	01	00	Transferencias corrientes al exterior	8.005.826	0	0	0	0	0	8.005.826
407	02	01	01	Becas de capacitación e investigación en el exterior	5.826	0	0	0	0	0	5.826
407	02	01	04	Transferencias corrientes a organismos internacionales	8.000.000	0	0	0	0	0	8.000.000
407	02	02	00	Donaciones corrientes al exterior	3.363.811	0	0	0	0	0	3.363.811
407	02	02	01	Donaciones corrientes a personas	3.363.811	0	0	0	0	0	3.363.811
411	**00**	**00**	**00**	**Disminución de pasivos**	**8.000.000**	**0**	**0**	**0**	**0**	**0**	**8.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	8.000.000	0	0	0	0	0	8.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	8.000.000	0	0	0	0	0	8.000.000
				Totales	**708.921.472**	**0**	**0**	**0**	**0**	**0**	**708.921.472**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.000.000**	**0**	**0**	**0**	**0**	**0**	**8.000.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	8.000.000	0	0	0	0	0	8.000.000
407	02	01	00	Transferencias corrientes al exterior	8.000.000	0	0	0	0	0	8.000.000
407	02	01	04	Transferencias corrientes a organismos internacionales	8.000.000	0	0	0	0	0	8.000.000
				- I0077 Organización de las Naciones Unidas (O.N.U.)	4.000.000	0	0	0	0	0	4.000.000
				- I0082 Organización de los Estados Americanos (O.E.A.)	4.000.000	0	0	0	0	0	4.000.000
				Totales	**8.000.000**	**0**	**0**	**0**	**0**	**0**	**8.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023001 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS REPRESENTACIONES MULTILATERALES PERMANENTES EN EL EXTERIOR Y DE LA OFICINA DE ASUNTOS MULTILATERALES Y DE INTEGRACIÓN.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 60

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.000.000**	**0**	**0**	**0**	**0**	0	**8.000.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	8.000.000	0	0	0	0	0	8.000.000
407	02	01	00	Transferencias corrientes al exterior	8.000.000	0	0	0	0	0	8.000.000
407	02	01	04	Transferencias corrientes a organismos internacionales	8.000.000	0	0	0	0	0	8.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**8.000.000**	**0**	**0**	**0**	**0**	0	**8.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	8.000.000	0	0	0	0	0	8.000.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	8.000.000	0	0	0	0	0	8.000.000
				Totales	**16.000.000**	**0**	**0**	**0**	**0**	0	**16.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060023002 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA DEL NORTE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 45

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**90.345.885**	**0**	**0**	**0**	**0**	0	**90.345.885**
401	01	00	00	Sueldos, salarios y otras retribuciones	25.080.397	0	0	0	0	0	25.080.397
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.549.772	0	0	0	0	0	6.549.772
401	01	18	00	Remuneraciones al personal contratado	18.330.722	0	0	0	0	0	18.330.722
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	21.480	0	0	0	0	0	21.480
401	01	99	00	Otras retribuciones	178.423	0	0	0	0	0	178.423
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	742.380	0	0	0	0	0	742.380
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	742.380	0	0	0	0	0	742.380
401	03	00	00	Primas	22.051.932	0	0	0	0	0	22.051.932
401	03	01	00	Primas por mérito a empleados	464.312	0	0	0	0	0	464.312
401	03	04	00	Primas por hijos a empleados	483.216	0	0	0	0	0	483.216
401	03	08	00	Primas de profesionalización a empleados	511.857	0	0	0	0	0	511.857
401	03	09	00	Primas por antigüedad a empleados	696.552	0	0	0	0	0	696.552
401	03	11	00	Primas al personal en servicio en el exterior	19.784.605	0	0	0	0	0	19.784.605
401	03	95	00	Otras primas al personal de alto nivel y de dirección	111.390	0	0	0	0	0	111.390
401	04	00	00	Complementos de sueldos y salarios	2.904.701	0	0	0	0	0	2.904.701
401	04	06	00	Complemento a empleados por comisión de servicios	116.514	0	0	0	0	0	116.514
401	04	09	00	Bono compensatorio de transporte a empleados	122.084	0	0	0	0	0	122.084
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	334.482	0	0	0	0	0	334.482
401	04	25	00	Complemento al personal contratado por gastos de alimentación	6.880	0	0	0	0	0	6.880
401	04	27	00	Bono compensatorio de transporte al personal contratado	52.825	0	0	0	0	0	52.825
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	18.480	0	0	0	0	0	18.480
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	1.680	0	0	0	0	0	1.680

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023002 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA DEL NORTE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 45

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	57.649	0	0	0	0	0	57.649
401	04	96	00	Otros complementos a empleados	1.630.055	0	0	0	0	0	1.630.055
401	04	98	00	Otros complementos al personal contratado	564.052	0	0	0	0	0	564.052
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.191.181	0	0	0	0	0	2.191.181
401	05	03	00	Bono vacacional a empleados	1.970.059	0	0	0	0	0	1.970.059
401	05	07	00	Aguinaldos al personal contratado	59.054	0	0	0	0	0	59.054
401	05	08	00	Bono vacacional al personal contratado	131.369	0	0	0	0	0	131.369
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	30.699	0	0	0	0	0	30.699
401	06	00	00	Aportes patronales y legales	830.126	0	0	0	0	0	830.126
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	215.885	0	0	0	0	0	215.885
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	146.485	0	0	0	0	0	146.485
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	94.450	0	0	0	0	0	94.450
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	82.393	0	0	0	0	0	82.393
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	274.366	0	0	0	0	0	274.366
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	8.360	0	0	0	0	0	8.360
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	4.912	0	0	0	0	0	4.912
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	3.275	0	0	0	0	0	3.275
401	07	00	00	Asistencia socio-económica	34.787.731	0	0	0	0	0	34.787.731
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	734.683	0	0	0	0	0	734.683
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	28.548.709	0	0	0	0	0	28.548.709
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	275.874	0	0	0	0	0	275.874
401	07	33	00	Asistencia socio-económica al personal contratado	5.203.906	0	0	0	0	0	5.203.906

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060023002 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA DEL NORTE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 45

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	24.559	0	0	0	0	0	24.559
401	08	00	00	Prestaciones sociales e indemnizaciones	1.757.437	0	0	0	0	0	1.757.437
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.480.936	0	0	0	0	0	1.480.936
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	212.517	0	0	0	0	0	212.517
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	63.984	0	0	0	0	0	63.984
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.273.651**	**0**	**0**	**0**	**0**	0	**3.273.651**
402	01	00	00	Productos alimenticios y agropecuarios	641.260	0	0	0	0	0	641.260
402	01	01	00	Alimentos y bebidas para personas	617.624	0	0	0	0	0	617.624
402	01	03	00	Productos agrícolas y pecuarios	23.636	0	0	0	0	0	23.636
402	02	00	00	Productos de minas, canteras y yacimientos	4.300	0	0	0	0	0	4.300
402	02	07	00	Sal para uso industrial	4.300	0	0	0	0	0	4.300
402	03	00	00	Textiles y vestuarios	455.128	0	0	0	0	0	455.128
402	03	01	00	Textiles	147.748	0	0	0	0	0	147.748
402	03	02	00	Prendas de vestir	282.483	0	0	0	0	0	282.483
402	03	03	00	Calzados	24.897	0	0	0	0	0	24.897
402	04	00	00	Productos de cuero y caucho	37.955	0	0	0	0	0	37.955
402	04	03	00	Cauchos y tripas para vehículos	37.955	0	0	0	0	0	37.955
402	05	00	00	Productos de papel, cartón e impresos	355.671	0	0	0	0	0	355.671
402	05	01	00	Pulpa de madera, papel y cartón	54.215	0	0	0	0	0	54.215
402	05	02	00	Envases y cajas de papel y cartón	31.629	0	0	0	0	0	31.629
402	05	03	00	Productos de papel y cartón para oficina	131.059	0	0	0	0	0	131.059
402	05	04	00	Libros, revistas y periódicos	120.042	0	0	0	0	0	120.042
402	05	06	00	Productos de papel y cartón para computación	1.084	0	0	0	0	0	1.084

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023002 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA DEL NORTE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 45

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	17.642	0	0	0	0	0	17.642
402	06	00	00	Productos químicos y derivados	872.558	0	0	0	0	0	872.558
402	06	02	00	Abonos, plaguicidas y otros	846	0	0	0	0	0	846
402	06	03	00	Tintas, pinturas y colorantes	103.869	0	0	0	0	0	103.869
402	06	04	00	Productos farmacéuticos y medicamentos	6.149	0	0	0	0	0	6.149
402	06	05	00	Productos de tocador	202	0	0	0	0	0	202
402	06	06	00	Combustibles y lubricantes	727.046	0	0	0	0	0	727.046
402	06	08	00	Productos plásticos	34.446	0	0	0	0	0	34.446
402	07	00	00	Productos minerales no metálicos	2.797	0	0	0	0	0	2.797
402	07	02	00	Vidrios y productos de vidrio	2.797	0	0	0	0	0	2.797
402	08	00	00	Productos metálicos	70.656	0	0	0	0	0	70.656
402	08	02	00	Productos de metales no ferrosos	8.668	0	0	0	0	0	8.668
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	38.795	0	0	0	0	0	38.795
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.453	0	0	0	0	0	15.453
402	08	10	00	Repuestos y accesorios para otros equipos	7.740	0	0	0	0	0	7.740
402	09	00	00	Productos de madera	7.809	0	0	0	0	0	7.809
402	09	01	00	Productos primarios de madera	6.880	0	0	0	0	0	6.880
402	09	99	00	Otros productos de madera	929	0	0	0	0	0	929
402	10	00	00	Productos varios y útiles diversos	782.055	0	0	0	0	0	782.055
402	10	01	00	Artículos de deporte, recreación y juguetes	348	0	0	0	0	0	348
402	10	02	00	Materiales y útiles de limpieza y aseo	94.933	0	0	0	0	0	94.933
402	10	03	00	Utensilios de cocina y comedor	60.970	0	0	0	0	0	60.970
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	301	0	0	0	0	0	301
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	176.923	0	0	0	0	0	176.923

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023002 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA DEL NORTE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 45

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	42.909	0	0	0	0	0	42.909
402	10	07	00	Productos de seguridad en el trabajo	2.981	0	0	0	0	0	2.981
402	10	08	00	Materiales para equipos de computación	259.225	0	0	0	0	0	259.225
402	10	09	00	Especies timbradas y valores	43.037	0	0	0	0	0	43.037
402	10	11	00	Materiales eléctricos	37.389	0	0	0	0	0	37.389
402	10	12	00	Materiales para instalaciones sanitarias	16.684	0	0	0	0	0	16.684
402	10	13	00	Materiales fotográficos	2.150	0	0	0	0	0	2.150
402	10	99	00	Otros productos y útiles diversos	44.205	0	0	0	0	0	44.205
402	99	00	00	Otros materiales y suministros	43.462	0	0	0	0	0	43.462
402	99	01	00	Otros materiales y suministros	43.462	0	0	0	0	0	43.462
403	**00**	**00**	**00**	**Servicios no personales**	**19.032.229**	**0**	**0**	**0**	**0**	0	**19.032.229**
403	01	00	00	Alquileres de inmuebles	4.961.337	0	0	0	0	0	4.961.337
403	01	01	00	Alquileres de edificios y locales	4.961.337	0	0	0	0	0	4.961.337
403	02	00	00	Alquileres de maquinaria y equipos	1.505.359	0	0	0	0	0	1.505.359
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	870.337	0	0	0	0	0	870.337
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	120.117	0	0	0	0	0	120.117
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	17.698	0	0	0	0	0	17.698
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	448.385	0	0	0	0	0	448.385
403	02	99	00	Alquileres de otras maquinaria y equipos	48.822	0	0	0	0	0	48.822
403	03	00	00	Derechos sobre bienes intangibles	3.440	0	0	0	0	0	3.440
403	03	03	00	Paquetes y programas de computación	3.440	0	0	0	0	0	3.440
403	04	00	00	Servicios básicos	5.014.001	0	0	0	0	0	5.014.001
403	04	01	00	Electricidad	1.770.394	0	0	0	0	0	1.770.394
403	04	02	00	Gas	393.048	0	0	0	0	0	393.048

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023002 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA DEL NORTE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 45

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	03	00	Agua	267.638	0	0	0	0	0	267.638
403	04	04	00	Teléfonos	1.746.769	0	0	0	0	0	1.746.769
403	04	05	00	Servicio de comunicaciones	736.227	0	0	0	0	0	736.227
403	04	06	00	Servicio de aseo urbano y domiciliario	52.509	0	0	0	0	0	52.509
403	04	07	00	Servicio de condominio	47.416	0	0	0	0	0	47.416
403	06	00	00	Servicios de transporte y almacenaje	451.686	0	0	0	0	0	451.686
403	06	01	00	Fletes y embalajes	211.569	0	0	0	0	0	211.569
403	06	03	00	Estacionamiento	203.348	0	0	0	0	0	203.348
403	06	04	00	Peaje	24.901	0	0	0	0	0	24.901
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	11.868	0	0	0	0	0	11.868
403	07	00	00	Servicios de información, impresión y relaciones públicas	740.716	0	0	0	0	0	740.716
403	07	01	00	Publicidad y propaganda	92.105	0	0	0	0	0	92.105
403	07	02	00	Imprenta y reproducción	221.278	0	0	0	0	0	221.278
403	07	03	00	Relaciones sociales	332.187	0	0	0	0	0	332.187
403	07	04	00	Avisos	95.146	0	0	0	0	0	95.146
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.237.079	0	0	0	0	0	1.237.079
403	08	01	00	Primas y gastos de seguros	1.167.934	0	0	0	0	0	1.167.934
403	08	02	00	Comisiones y gastos bancarios	69.145	0	0	0	0	0	69.145
403	09	00	00	Viáticos y pasajes	1.278.733	0	0	0	0	0	1.278.733
403	09	02	00	Viáticos y pasajes fuera del país	1.278.733	0	0	0	0	0	1.278.733
403	10	00	00	Servicios profesionales y técnicos	1.186.925	0	0	0	0	0	1.186.925
403	10	01	00	Servicios jurídicos	115.701	0	0	0	0	0	115.701
403	10	02	00	Servicios de contabilidad y auditoría	6.681	0	0	0	0	0	6.681
403	10	03	00	Servicios de procesamiento de datos	90.597	0	0	0	0	0	90.597

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023002 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA DEL NORTE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 45

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	104.411	0	0	0	0	0	104.411
403	10	09	00	Servicios de lavandería y tintorería	17.036	0	0	0	0	0	17.036
403	10	10	00	Servicios de vigilancia	661.186	0	0	0	0	0	661.186
403	10	99	00	Otros servicios profesionales y técnicos	191.313	0	0	0	0	0	191.313
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	532.995	0	0	0	0	0	532.995
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	183.600	0	0	0	0	0	183.600
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	59.247	0	0	0	0	0	59.247
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	169.488	0	0	0	0	0	169.488
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	120.660	0	0	0	0	0	120.660
403	12	00	00	Conservación y reparaciones menores de obras	1.990.308	0	0	0	0	0	1.990.308
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.990.308	0	0	0	0	0	1.990.308
403	15	00	00	Servicios fiscales	14.755	0	0	0	0	0	14.755
403	15	02	00	Tasas y otros derechos obligatorios	14.755	0	0	0	0	0	14.755
403	18	00	00	Impuestos indirectos	7.972	0	0	0	0	0	7.972
403	18	99	00	Otros impuestos indirectos	7.972	0	0	0	0	0	7.972
403	99	00	00	Otros servicios no personales	106.923	0	0	0	0	0	106.923
403	99	01	00	Otros servicios no personales	106.923	0	0	0	0	0	106.923
407	**00**	**00**	**00**	**Transferencias y donaciones**	**142.293**	**0**	**0**	**0**	**0**	0	**142.293**
407	02	00	00	Transferencias y donaciones corrientes al exterior	142.293	0	0	0	0	0	142.293
407	02	02	00	Donaciones corrientes al exterior	142.293	0	0	0	0	0	142.293
407	02	02	01	Donaciones corrientes a personas	142.293	0	0	0	0	0	142.293
				Totales	**112.794.058**	**0**	**0**	**0**	**0**	0	**112.794.058**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023003 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ASIA, MEDIO ORIENTE Y OCEANÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 66

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**44.851.587**	**0**	**0**	**0**	**0**	0	**44.851.587**
401	01	00	00	Sueldos, salarios y otras retribuciones	19.235.329	0	0	0	0	0	19.235.329
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.955.244	0	0	0	0	0	3.955.244
401	01	18	00	Remuneraciones al personal contratado	15.280.085	0	0	0	0	0	15.280.085
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	346.323	0	0	0	0	0	346.323
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	346.323	0	0	0	0	0	346.323
401	03	00	00	Primas	16.820.180	0	0	0	0	0	16.820.180
401	03	01	00	Primas por mérito a empleados	81.911	0	0	0	0	0	81.911
401	03	04	00	Primas por hijos a empleados	302.310	0	0	0	0	0	302.310
401	03	08	00	Primas de profesionalización a empleados	106.630	0	0	0	0	0	106.630
401	03	09	00	Primas por antigüedad a empleados	138.140	0	0	0	0	0	138.140
401	03	11	00	Primas al personal en servicio en el exterior	16.191.189	0	0	0	0	0	16.191.189
401	04	00	00	Complementos de sueldos y salarios	1.819.508	0	0	0	0	0	1.819.508
401	04	06	00	Complemento a empleados por comisión de servicios	47.661	0	0	0	0	0	47.661
401	04	09	00	Bono compensatorio de transporte a empleados	26.760	0	0	0	0	0	26.760
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	562.693	0	0	0	0	0	562.693
401	04	26	00	Bono compensatorio de alimentación al personal contratado	285.142	0	0	0	0	0	285.142
401	04	27	00	Bono compensatorio de transporte al personal contratado	573.267	0	0	0	0	0	573.267
401	04	96	00	Otros complementos a empleados	161.521	0	0	0	0	0	161.521
401	04	98	00	Otros complementos al personal contratado	162.464	0	0	0	0	0	162.464
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.730.743	0	0	0	0	0	2.730.743
401	05	03	00	Bono vacacional a empleados	884.748	0	0	0	0	0	884.748
401	05	07	00	Aguinaldos al personal contratado	1.557.227	0	0	0	0	0	1.557.227

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023003 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ASIA, MEDIO ORIENTE Y OCEANÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 66

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	08	00	Bono vacacional al personal contratado	288.768	0	0	0	0	0	288.768
401	06	00	00	Aportes patronales y legales	1.700.100	0	0	0	0	0	1.700.100
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	353.898	0	0	0	0	0	353.898
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	128.698	0	0	0	0	0	128.698
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	77.393	0	0	0	0	0	77.393
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	67.481	0	0	0	0	0	67.481
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	1.072.630	0	0	0	0	0	1.072.630
401	07	00	00	Asistencia socio-económica	1.482.439	0	0	0	0	0	1.482.439
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	631.769	0	0	0	0	0	631.769
401	07	33	00	Asistencia socio-económica al personal contratado	707.700	0	0	0	0	0	707.700
401	07	96	00	Otras subvenciones a empleados	142.970	0	0	0	0	0	142.970
401	08	00	00	Prestaciones sociales e indemnizaciones	716.965	0	0	0	0	0	716.965
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	564.432	0	0	0	0	0	564.432
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	152.533	0	0	0	0	0	152.533
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.798.487**	**0**	**0**	**0**	**0**	0	**4.798.487**
402	01	00	00	Productos alimenticios y agropecuarios	1.054.667	0	0	0	0	0	1.054.667
402	01	01	00	Alimentos y bebidas para personas	1.046.656	0	0	0	0	0	1.046.656
402	01	03	00	Productos agrícolas y pecuarios	8.011	0	0	0	0	0	8.011
402	02	00	00	Productos de minas, canteras y yacimientos	357	0	0	0	0	0	357
402	02	05	00	Piedra, arcilla, arena y tierra	357	0	0	0	0	0	357
402	03	00	00	Textiles y vestuarios	390.576	0	0	0	0	0	390.576
402	03	01	00	Textiles	185.808	0	0	0	0	0	185.808
402	03	02	00	Prendas de vestir	172.250	0	0	0	0	0	172.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023003 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ASIA, MEDIO ORIENTE Y OCEANÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 66

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	03	00	Calzados	30.268	0	0	0	0	0	30.268
402	03	99	00	Otros productos textiles y vestuarios	2.250	0	0	0	0	0	2.250
402	04	00	00	Productos de cuero y caucho	94.640	0	0	0	0	0	94.640
402	04	03	00	Cauchos y tripas para vehículos	94.640	0	0	0	0	0	94.640
402	05	00	00	Productos de papel, cartón e impresos	755.988	0	0	0	0	0	755.988
402	05	01	00	Pulpa de madera, papel y cartón	172.898	0	0	0	0	0	172.898
402	05	02	00	Envases y cajas de papel y cartón	15.188	0	0	0	0	0	15.188
402	05	03	00	Productos de papel y cartón para oficina	199.907	0	0	0	0	0	199.907
402	05	04	00	Libros, revistas y periódicos	242.477	0	0	0	0	0	242.477
402	05	05	00	Material de enseñanza	32.680	0	0	0	0	0	32.680
402	05	06	00	Productos de papel y cartón para computación	2.645	0	0	0	0	0	2.645
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	87.337	0	0	0	0	0	87.337
402	05	99	00	Otros productos de pulpa, papel y cartón	2.856	0	0	0	0	0	2.856
402	06	00	00	Productos químicos y derivados	1.003.127	0	0	0	0	0	1.003.127
402	06	01	00	Sustancias químicas y de uso industrial	1.961	0	0	0	0	0	1.961
402	06	02	00	Abonos, plaguicidas y otros	15.062	0	0	0	0	0	15.062
402	06	03	00	Tintas, pinturas y colorantes	24.676	0	0	0	0	0	24.676
402	06	04	00	Productos farmacéuticos y medicamentos	13.446	0	0	0	0	0	13.446
402	06	05	00	Productos de tocador	2.707	0	0	0	0	0	2.707
402	06	06	00	Combustibles y lubricantes	900.928	0	0	0	0	0	900.928
402	06	08	00	Productos plásticos	39.371	0	0	0	0	0	39.371
402	06	99	00	Otros productos de la industria química y conexos	4.976	0	0	0	0	0	4.976
402	07	00	00	Productos minerales no metálicos	38.094	0	0	0	0	0	38.094
402	07	01	00	Productos de barro, loza y porcelana	32.614	0	0	0	0	0	32.614

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023003 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ASIA, MEDIO ORIENTE Y OCEANÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 66

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	02	00	Vidrios y productos de vidrio	5.480	0	0	0	0	0	5.480
402	08	00	00	Productos metálicos	166.555	0	0	0	0	0	166.555
402	08	02	00	Productos de metales no ferrosos	554	0	0	0	0	0	554
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	24.015	0	0	0	0	0	24.015
402	08	07	00	Material de señalamiento	4.426	0	0	0	0	0	4.426
402	08	09	00	Repuestos y accesorios para equipos de transporte	119.483	0	0	0	0	0	119.483
402	08	10	00	Repuestos y accesorios para otros equipos	15.360	0	0	0	0	0	15.360
402	08	99	00	Otros productos metálicos	2.717	0	0	0	0	0	2.717
402	09	00	00	Productos de madera	2.733	0	0	0	0	0	2.733
402	09	99	00	Otros productos de madera	2.733	0	0	0	0	0	2.733
402	10	00	00	Productos varios y útiles diversos	1.190.831	0	0	0	0	0	1.190.831
402	10	01	00	Artículos de deporte, recreación y juguetes	14.070	0	0	0	0	0	14.070
402	10	02	00	Materiales y útiles de limpieza y aseo	206.464	0	0	0	0	0	206.464
402	10	03	00	Utensilios de cocina y comedor	131.526	0	0	0	0	0	131.526
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.041	0	0	0	0	0	150.041
402	10	06	00	Condecoraciones, ofrendas y similares	82.500	0	0	0	0	0	82.500
402	10	07	00	Productos de seguridad en el trabajo	3.639	0	0	0	0	0	3.639
402	10	08	00	Materiales para equipos de computación	391.794	0	0	0	0	0	391.794
402	10	09	00	Especies timbradas y valores	22.878	0	0	0	0	0	22.878
402	10	10	00	Útiles religiosos	597	0	0	0	0	0	597
402	10	11	00	Materiales eléctricos	106.318	0	0	0	0	0	106.318
402	10	12	00	Materiales para instalaciones sanitarias	6.876	0	0	0	0	0	6.876
402	10	13	00	Materiales fotográficos	2.605	0	0	0	0	0	2.605
402	10	99	00	Otros productos y útiles diversos	71.523	0	0	0	0	0	71.523

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060023003 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ASIA, MEDIO ORIENTE Y OCEANÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 66

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	100.919	0	0	0	0	0	100.919
402	99	01	00	Otros materiales y suministros	100.919	0	0	0	0	0	100.919
403	**00**	**00**	**00**	**Servicios no personales**	**38.005.592**	**0**	**0**	**0**	**0**	0	**38.005.592**
403	01	00	00	Alquileres de inmuebles	25.580.125	0	0	0	0	0	25.580.125
403	01	01	00	Alquileres de edificios y locales	25.533.122	0	0	0	0	0	25.533.122
403	01	02	00	Alquileres de instalaciones culturales y recreativas	47.003	0	0	0	0	0	47.003
403	02	00	00	Alquileres de maquinaria y equipos	394.137	0	0	0	0	0	394.137
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	338.764	0	0	0	0	0	338.764
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	21.741	0	0	0	0	0	21.741
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	1.214	0	0	0	0	0	1.214
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	23.078	0	0	0	0	0	23.078
403	02	99	00	Alquileres de otras maquinaria y equipos	9.340	0	0	0	0	0	9.340
403	04	00	00	Servicios básicos	4.035.560	0	0	0	0	0	4.035.560
403	04	01	00	Electricidad	922.727	0	0	0	0	0	922.727
403	04	02	00	Gas	51.808	0	0	0	0	0	51.808
403	04	03	00	Agua	201.528	0	0	0	0	0	201.528
403	04	04	00	Teléfonos	1.071.297	0	0	0	0	0	1.071.297
403	04	05	00	Servicio de comunicaciones	970.152	0	0	0	0	0	970.152
403	04	06	00	Servicio de aseo urbano y domiciliario	47.587	0	0	0	0	0	47.587
403	04	07	00	Servicio de condominio	770.461	0	0	0	0	0	770.461
403	06	00	00	Servicios de transporte y almacenaje	526.938	0	0	0	0	0	526.938
403	06	01	00	Fletes y embalajes	344.109	0	0	0	0	0	344.109
403	06	03	00	Estacionamiento	138.352	0	0	0	0	0	138.352
403	06	04	00	Peaje	39.232	0	0	0	0	0	39.232

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023003 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ASIA, MEDIO ORIENTE Y OCEANÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 66

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	5.245	0	0	0	0	0	5.245
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.582.266	0	0	0	0	0	1.582.266
403	07	01	00	Publicidad y propaganda	291.421	0	0	0	0	0	291.421
403	07	02	00	Imprenta y reproducción	453.625	0	0	0	0	0	453.625
403	07	03	00	Relaciones sociales	731.525	0	0	0	0	0	731.525
403	07	04	00	Avisos	105.695	0	0	0	0	0	105.695
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	646.536	0	0	0	0	0	646.536
403	08	01	00	Primas y gastos de seguros	589.111	0	0	0	0	0	589.111
403	08	02	00	Comisiones y gastos bancarios	57.425	0	0	0	0	0	57.425
403	09	00	00	Viáticos y pasajes	1.516.658	0	0	0	0	0	1.516.658
403	09	02	00	Viáticos y pasajes fuera del país	1.516.658	0	0	0	0	0	1.516.658
403	10	00	00	Servicios profesionales y técnicos	1.014.225	0	0	0	0	0	1.014.225
403	10	01	00	Servicios jurídicos	118.501	0	0	0	0	0	118.501
403	10	03	00	Servicios de procesamiento de datos	164.873	0	0	0	0	0	164.873
403	10	07	00	Servicios de capacitación y adiestramiento	3.252	0	0	0	0	0	3.252
403	10	09	00	Servicios de lavandería y tintorería	43.447	0	0	0	0	0	43.447
403	10	10	00	Servicios de vigilancia	213.333	0	0	0	0	0	213.333
403	10	99	00	Otros servicios profesionales y técnicos	470.819	0	0	0	0	0	470.819
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.208.546	0	0	0	0	0	1.208.546
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	517.593	0	0	0	0	0	517.593
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	73.939	0	0	0	0	0	73.939
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	566.696	0	0	0	0	0	566.696
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	50.318	0	0	0	0	0	50.318

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023003 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ASIA, MEDIO ORIENTE Y OCEANÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 66

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	581.860	0	0	0	0	0	581.860
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	578.470	0	0	0	0	0	578.470
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	3.390	0	0	0	0	0	3.390
403	15	00	00	Servicios fiscales	20.438	0	0	0	0	0	20.438
403	15	02	00	Tasas y otros derechos obligatorios	15.420	0	0	0	0	0	15.420
403	15	99	00	Otros servicios fiscales	5.018	0	0	0	0	0	5.018
403	16	00	00	Servicios de diversión, esparcimiento y culturales	119.153	0	0	0	0	0	119.153
403	16	01	00	Servicios de diversión, esparcimiento y culturales	119.153	0	0	0	0	0	119.153
403	99	00	00	Otros servicios no personales	779.150	0	0	0	0	0	779.150
403	99	01	00	Otros servicios no personales	779.150	0	0	0	0	0	779.150
407	**00**	**00**	**00**	**Transferencias y donaciones**	**240.324**	**0**	**0**	**0**	**0**	0	**240.324**
407	02	00	00	Transferencias y donaciones corrientes al exterior	240.324	0	0	0	0	0	240.324
407	02	01	00	Transferencias corrientes al exterior	5.826	0	0	0	0	0	5.826
407	02	01	01	Becas de capacitación e investigación en el exterior	5.826	0	0	0	0	0	5.826
407	02	02	00	Donaciones corrientes al exterior	234.498	0	0	0	0	0	234.498
407	02	02	01	Donaciones corrientes a personas	234.498	0	0	0	0	0	234.498
				Totales	**87.895.990**	**0**	**0**	**0**	**0**	0	**87.895.990**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023004 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ÁFRICA

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 57

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**22.101.057**	**0**	**0**	**0**	**0**	0	**22.101.057**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.360.947	0	0	0	0	0	8.360.947
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.587.895	0	0	0	0	0	2.587.895
401	01	18	00	Remuneraciones al personal contratado	5.663.613	0	0	0	0	0	5.663.613
401	01	99	00	Otras retribuciones	109.439	0	0	0	0	0	109.439
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	182.031	0	0	0	0	0	182.031
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	182.031	0	0	0	0	0	182.031
401	03	00	00	Primas	8.657.028	0	0	0	0	0	8.657.028
401	03	01	00	Primas por mérito a empleados	48.433	0	0	0	0	0	48.433
401	03	04	00	Primas por hijos a empleados	122.880	0	0	0	0	0	122.880
401	03	08	00	Primas de profesionalización a empleados	100.027	0	0	0	0	0	100.027
401	03	09	00	Primas por antigüedad a empleados	133.379	0	0	0	0	0	133.379
401	03	11	00	Primas al personal en servicio en el exterior	8.252.309	0	0	0	0	0	8.252.309
401	04	00	00	Complementos de sueldos y salarios	651.163	0	0	0	0	0	651.163
401	04	05	00	Complemento a empleados por gastos de representación	480	0	0	0	0	0	480
401	04	06	00	Complemento a empleados por comisión de servicios	26.192	0	0	0	0	0	26.192
401	04	09	00	Bono compensatorio de transporte a empleados	24.480	0	0	0	0	0	24.480
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	118.723	0	0	0	0	0	118.723
401	04	25	00	Complemento al personal contratado por gastos de alimentación	195	0	0	0	0	0	195
401	04	26	00	Bono compensatorio de alimentación al personal contratado	33.740	0	0	0	0	0	33.740
401	04	27	00	Bono compensatorio de transporte al personal contratado	126.966	0	0	0	0	0	126.966
401	04	96	00	Otros complementos a empleados	255.045	0	0	0	0	0	255.045
401	04	98	00	Otros complementos al personal contratado	65.342	0	0	0	0	0	65.342

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023004 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ÁFRICA

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 57

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.108.175	0	0	0	0	0	1.108.175
401	05	03	00	Bono vacacional a empleados	599.527	0	0	0	0	0	599.527
401	05	07	00	Aguinaldos al personal contratado	331.105	0	0	0	0	0	331.105
401	05	08	00	Bono vacacional al personal contratado	177.543	0	0	0	0	0	177.543
401	06	00	00	Aportes patronales y legales	818.505	0	0	0	0	0	818.505
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	211.526	0	0	0	0	0	211.526
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	70.104	0	0	0	0	0	70.104
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	52.765	0	0	0	0	0	52.765
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	25.042	0	0	0	0	0	25.042
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	459.068	0	0	0	0	0	459.068
401	07	00	00	Asistencia socio-económica	1.017.949	0	0	0	0	0	1.017.949
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	334.003	0	0	0	0	0	334.003
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	594.731	0	0	0	0	0	594.731
401	07	33	00	Asistencia socio-económica al personal contratado	89.215	0	0	0	0	0	89.215
401	08	00	00	Prestaciones sociales e indemnizaciones	1.305.259	0	0	0	0	0	1.305.259
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.231.162	0	0	0	0	0	1.231.162
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	74.097	0	0	0	0	0	74.097
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.111.560**	**0**	**0**	**0**	**0**	0	**3.111.560**
402	01	00	00	Productos alimenticios y agropecuarios	620.893	0	0	0	0	0	620.893
402	01	01	00	Alimentos y bebidas para personas	611.212	0	0	0	0	0	611.212
402	01	03	00	Productos agrícolas y pecuarios	9.681	0	0	0	0	0	9.681
402	02	00	00	Productos de minas, canteras y yacimientos	1.936	0	0	0	0	0	1.936
402	02	01	00	Carbón mineral	719	0	0	0	0	0	719

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060023004 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ÁFRICA

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 57

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	02	05	00	Piedra, arcilla, arena y tierra	1.217	0	0	0	0	0	1.217
402	03	00	00	Textiles y vestuarios	329.658	0	0	0	0	0	329.658
402	03	01	00	Textiles	149.951	0	0	0	0	0	149.951
402	03	02	00	Prendas de vestir	142.195	0	0	0	0	0	142.195
402	03	03	00	Calzados	36.148	0	0	0	0	0	36.148
402	03	99	00	Otros productos textiles y vestuarios	1.364	0	0	0	0	0	1.364
402	04	00	00	Productos de cuero y caucho	122.749	0	0	0	0	0	122.749
402	04	03	00	Cauchos y tripas para vehículos	122.749	0	0	0	0	0	122.749
402	05	00	00	Productos de papel, cartón e impresos	285.680	0	0	0	0	0	285.680
402	05	01	00	Pulpa de madera, papel y cartón	39.494	0	0	0	0	0	39.494
402	05	02	00	Envases y cajas de papel y cartón	10.205	0	0	0	0	0	10.205
402	05	03	00	Productos de papel y cartón para oficina	108.704	0	0	0	0	0	108.704
402	05	04	00	Libros, revistas y periódicos	82.250	0	0	0	0	0	82.250
402	05	06	00	Productos de papel y cartón para computación	1.847	0	0	0	0	0	1.847
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	43.180	0	0	0	0	0	43.180
402	06	00	00	Productos químicos y derivados	951.578	0	0	0	0	0	951.578
402	06	01	00	Sustancias químicas y de uso industrial	6.126	0	0	0	0	0	6.126
402	06	02	00	Abonos, plaguicidas y otros	11.153	0	0	0	0	0	11.153
402	06	03	00	Tintas, pinturas y colorantes	44.421	0	0	0	0	0	44.421
402	06	04	00	Productos farmacéuticos y medicamentos	2.735	0	0	0	0	0	2.735
402	06	05	00	Productos de tocador	5.090	0	0	0	0	0	5.090
402	06	06	00	Combustibles y lubricantes	867.372	0	0	0	0	0	867.372
402	06	08	00	Productos plásticos	14.681	0	0	0	0	0	14.681
402	07	00	00	Productos minerales no metálicos	40.962	0	0	0	0	0	40.962

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023004 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ÁFRICA

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 57

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	01	00	Productos de barro, loza y porcelana	12.964	0	0	0	0	0	12.964
402	07	02	00	Vidrios y productos de vidrio	17.105	0	0	0	0	0	17.105
402	07	04	00	Cemento, cal y yeso	10.893	0	0	0	0	0	10.893
402	08	00	00	Productos metálicos	115.984	0	0	0	0	0	115.984
402	08	01	00	Productos primarios de hierro y acero	2.491	0	0	0	0	0	2.491
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	22.867	0	0	0	0	0	22.867
402	08	09	00	Repuestos y accesorios para equipos de transporte	82.883	0	0	0	0	0	82.883
402	08	10	00	Repuestos y accesorios para otros equipos	7.579	0	0	0	0	0	7.579
402	08	99	00	Otros productos metálicos	164	0	0	0	0	0	164
402	09	00	00	Productos de madera	1.067	0	0	0	0	0	1.067
402	09	99	00	Otros productos de madera	1.067	0	0	0	0	0	1.067
402	10	00	00	Productos varios y útiles diversos	608.644	0	0	0	0	0	608.644
402	10	01	00	Artículos de deporte, recreación y juguetes	7.602	0	0	0	0	0	7.602
402	10	02	00	Materiales y útiles de limpieza y aseo	99.830	0	0	0	0	0	99.830
402	10	03	00	Utensilios de cocina y comedor	52.697	0	0	0	0	0	52.697
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	99.434	0	0	0	0	0	99.434
402	10	06	00	Condecoraciones, ofrendas y similares	37.136	0	0	0	0	0	37.136
402	10	08	00	Materiales para equipos de computación	195.124	0	0	0	0	0	195.124
402	10	09	00	Especies timbradas y valores	2.834	0	0	0	0	0	2.834
402	10	11	00	Materiales eléctricos	74.661	0	0	0	0	0	74.661
402	10	12	00	Materiales para instalaciones sanitarias	13.407	0	0	0	0	0	13.407
402	10	13	00	Materiales fotográficos	4.107	0	0	0	0	0	4.107
402	10	99	00	Otros productos y útiles diversos	21.812	0	0	0	0	0	21.812
402	99	00	00	Otros materiales y suministros	32.409	0	0	0	0	0	32.409

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060023004 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ÁFRICA

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 57

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	01	00	Otros materiales y suministros	32.409	0	0	0	0	0	32.409
403	**00**	**00**	**00**	**Servicios no personales**	**21.595.223**	**0**	**0**	**0**	**0**	0	**21.595.223**
403	01	00	00	Alquileres de inmuebles	14.285.593	0	0	0	0	0	14.285.593
403	01	01	00	Alquileres de edificios y locales	14.181.107	0	0	0	0	0	14.181.107
403	01	02	00	Alquileres de instalaciones culturales y recreativas	104.486	0	0	0	0	0	104.486
403	02	00	00	Alquileres de maquinaria y equipos	268.441	0	0	0	0	0	268.441
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	151.610	0	0	0	0	0	151.610
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	7.668	0	0	0	0	0	7.668
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	31.751	0	0	0	0	0	31.751
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	74.315	0	0	0	0	0	74.315
403	02	99	00	Alquileres de otras maquinaria y equipos	3.097	0	0	0	0	0	3.097
403	03	00	00	Derechos sobre bienes intangibles	4.263	0	0	0	0	0	4.263
403	03	03	00	Paquetes y programas de computación	4.263	0	0	0	0	0	4.263
403	04	00	00	Servicios básicos	2.682.808	0	0	0	0	0	2.682.808
403	04	01	00	Electricidad	834.595	0	0	0	0	0	834.595
403	04	02	00	Gas	87.369	0	0	0	0	0	87.369
403	04	03	00	Agua	249.589	0	0	0	0	0	249.589
403	04	04	00	Teléfonos	846.727	0	0	0	0	0	846.727
403	04	05	00	Servicio de comunicaciones	560.744	0	0	0	0	0	560.744
403	04	06	00	Servicio de aseo urbano y domiciliario	100.747	0	0	0	0	0	100.747
403	04	07	00	Servicio de condominio	3.037	0	0	0	0	0	3.037
403	06	00	00	Servicios de transporte y almacenaje	326.142	0	0	0	0	0	326.142
403	06	01	00	Fletes y embalajes	310.074	0	0	0	0	0	310.074
403	06	03	00	Estacionamiento	8.578	0	0	0	0	0	8.578

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023004 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ÁFRICA

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 57

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	04	00	Peaje	3.779	0	0	0	0	0	3.779
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.711	0	0	0	0	0	3.711
403	07	00	00	Servicios de información, impresión y relaciones públicas	781.331	0	0	0	0	0	781.331
403	07	01	00	Publicidad y propaganda	60.818	0	0	0	0	0	60.818
403	07	02	00	Imprenta y reproducción	137.875	0	0	0	0	0	137.875
403	07	03	00	Relaciones sociales	543.101	0	0	0	0	0	543.101
403	07	04	00	Avisos	39.537	0	0	0	0	0	39.537
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	600.190	0	0	0	0	0	600.190
403	08	01	00	Primas y gastos de seguros	496.365	0	0	0	0	0	496.365
403	08	02	00	Comisiones y gastos bancarios	103.825	0	0	0	0	0	103.825
403	09	00	00	Viáticos y pasajes	770.564	0	0	0	0	0	770.564
403	09	02	00	Viáticos y pasajes fuera del país	770.564	0	0	0	0	0	770.564
403	10	00	00	Servicios profesionales y técnicos	1.070.105	0	0	0	0	0	1.070.105
403	10	01	00	Servicios jurídicos	86.758	0	0	0	0	0	86.758
403	10	03	00	Servicios de procesamiento de datos	11.597	0	0	0	0	0	11.597
403	10	06	00	Servicios de veterinaria	588	0	0	0	0	0	588
403	10	07	00	Servicios de capacitación y adiestramiento	4.236	0	0	0	0	0	4.236
403	10	09	00	Servicios de lavandería y tintorería	9.562	0	0	0	0	0	9.562
403	10	10	00	Servicios de vigilancia	805.862	0	0	0	0	0	805.862
403	10	99	00	Otros servicios profesionales y técnicos	151.502	0	0	0	0	0	151.502
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	425.157	0	0	0	0	0	425.157
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	15.975	0	0	0	0	0	15.975
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	227.045	0	0	0	0	0	227.045

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023004 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN ÁFRICA

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 57

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	41.120	0	0	0	0	0	41.120
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	117.716	0	0	0	0	0	117.716
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	23.301	0	0	0	0	0	23.301
403	12	00	00	Conservación y reparaciones menores de obras	206.466	0	0	0	0	0	206.466
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	206.466	0	0	0	0	0	206.466
403	15	00	00	Servicios fiscales	8.898	0	0	0	0	0	8.898
403	15	02	00	Tasas y otros derechos obligatorios	8.898	0	0	0	0	0	8.898
403	99	00	00	Otros servicios no personales	165.265	0	0	0	0	0	165.265
403	99	01	00	Otros servicios no personales	165.265	0	0	0	0	0	165.265
407	**00**	**00**	**00**	**Transferencias y donaciones**	**134.207**	**0**	**0**	**0**	**0**	0	**134.207**
407	01	00	00	Transferencias y donaciones corrientes internas	15.016	0	0	0	0	0	15.016
407	01	02	00	Donaciones corrientes internas al sector privado	15.016	0	0	0	0	0	15.016
407	01	02	01	Donaciones corrientes a personas	15.016	0	0	0	0	0	15.016
407	02	00	00	Transferencias y donaciones corrientes al exterior	119.191	0	0	0	0	0	119.191
407	02	02	00	Donaciones corrientes al exterior	119.191	0	0	0	0	0	119.191
407	02	02	01	Donaciones corrientes a personas	119.191	0	0	0	0	0	119.191
				Totales	**46.942.047**	**0**	**0**	**0**	**0**	0	**46.942.047**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023005 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA LATINA Y EL CARIBE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 144

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**119.240.205**	**0**	**0**	**0**	**0**	0	**119.240.205**
401	01	00	00	Sueldos, salarios y otras retribuciones	44.142.096	0	0	0	0	0	44.142.096
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	17.564.096	0	0	0	0	0	17.564.096
401	01	12	00	Salarios a obreros en puestos no permanentes	164.300	0	0	0	0	0	164.300
401	01	18	00	Remuneraciones al personal contratado	25.953.780	0	0	0	0	0	25.953.780
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	21.487	0	0	0	0	0	21.487
401	01	99	00	Otras retribuciones	438.433	0	0	0	0	0	438.433
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.559.711	0	0	0	0	0	1.559.711
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.559.711	0	0	0	0	0	1.559.711
401	03	00	00	Primas	43.728.861	0	0	0	0	0	43.728.861
401	03	01	00	Primas por mérito a empleados	2.686.816	0	0	0	0	0	2.686.816
401	03	04	00	Primas por hijos a empleados	1.208.795	0	0	0	0	0	1.208.795
401	03	08	00	Primas de profesionalización a empleados	1.334.905	0	0	0	0	0	1.334.905
401	03	09	00	Primas por antigüedad a empleados	2.227.327	0	0	0	0	0	2.227.327
401	03	11	00	Primas al personal en servicio en el exterior	36.145.097	0	0	0	0	0	36.145.097
401	03	95	00	Otras primas al personal de alto nivel y de dirección	125.921	0	0	0	0	0	125.921
401	04	00	00	Complementos de sueldos y salarios	9.663.203	0	0	0	0	0	9.663.203
401	04	06	00	Complemento a empleados por comisión de servicios	891.739	0	0	0	0	0	891.739
401	04	09	00	Bono compensatorio de transporte a empleados	421.161	0	0	0	0	0	421.161
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	260.846	0	0	0	0	0	260.846
401	04	25	00	Complemento al personal contratado por gastos de alimentación	94.176	0	0	0	0	0	94.176
401	04	26	00	Bono compensatorio de alimentación al personal contratado	850.217	0	0	0	0	0	850.217
401	04	27	00	Bono compensatorio de transporte al personal contratado	633.294	0	0	0	0	0	633.294

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060023005 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA LATINA Y EL CARIBE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 144

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	18.480	0	0	0	0	0	18.480
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	1.680	0	0	0	0	0	1.680
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	62.650	0	0	0	0	0	62.650
401	04	96	00	Otros complementos a empleados	5.500.888	0	0	0	0	0	5.500.888
401	04	98	00	Otros complementos al personal contratado	928.072	0	0	0	0	0	928.072
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.430.006	0	0	0	0	0	7.430.006
401	05	03	00	Bono vacacional a empleados	5.316.911	0	0	0	0	0	5.316.911
401	05	07	00	Aguinaldos al personal contratado	1.451.709	0	0	0	0	0	1.451.709
401	05	08	00	Bono vacacional al personal contratado	627.963	0	0	0	0	0	627.963
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	33.423	0	0	0	0	0	33.423
401	06	00	00	Aportes patronales y legales	6.520.826	0	0	0	0	0	6.520.826
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.220.090	0	0	0	0	0	1.220.090
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	526.181	0	0	0	0	0	526.181
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	262.982	0	0	0	0	0	262.982
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	383.809	0	0	0	0	0	383.809
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	4.110.492	0	0	0	0	0	4.110.492
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	8.360	0	0	0	0	0	8.360
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	5.347	0	0	0	0	0	5.347
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	3.565	0	0	0	0	0	3.565
401	07	00	00	Asistencia socio-económica	2.620.245	0	0	0	0	0	2.620.245
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.841.404	0	0	0	0	0	1.841.404
401	07	33	00	Asistencia socio-económica al personal contratado	450.251	0	0	0	0	0	450.251
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	26.739	0	0	0	0	0	26.739

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060023005 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA LATINA Y EL CARIBE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 144

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	96	00	Otras subvenciones a empleados	301.851	0	0	0	0	0	301.851
401	08	00	00	Prestaciones sociales e indemnizaciones	3.575.257	0	0	0	0	0	3.575.257
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.980.831	0	0	0	0	0	2.980.831
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	524.763	0	0	0	0	0	524.763
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	69.663	0	0	0	0	0	69.663
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.834.697**	**0**	**0**	**0**	**0**	0	**11.834.697**
402	01	00	00	Productos alimenticios y agropecuarios	2.431.001	0	0	0	0	0	2.431.001
402	01	01	00	Alimentos y bebidas para personas	2.355.523	0	0	0	0	0	2.355.523
402	01	02	00	Alimentos para animales	25.485	0	0	0	0	0	25.485
402	01	03	00	Productos agrícolas y pecuarios	49.993	0	0	0	0	0	49.993
402	02	00	00	Productos de minas, canteras y yacimientos	3.336	0	0	0	0	0	3.336
402	02	01	00	Carbón mineral	1.878	0	0	0	0	0	1.878
402	02	02	00	Petróleo crudo y gas natural	1.314	0	0	0	0	0	1.314
402	02	05	00	Piedra, arcilla, arena y tierra	144	0	0	0	0	0	144
402	03	00	00	Textiles y vestuarios	1.121.102	0	0	0	0	0	1.121.102
402	03	01	00	Textiles	341.594	0	0	0	0	0	341.594
402	03	02	00	Prendas de vestir	640.621	0	0	0	0	0	640.621
402	03	03	00	Calzados	138.887	0	0	0	0	0	138.887
402	04	00	00	Productos de cuero y caucho	375.368	0	0	0	0	0	375.368
402	04	02	00	Productos de cuero y sucedáneos del cuero	876	0	0	0	0	0	876
402	04	03	00	Cauchos y tripas para vehículos	374.492	0	0	0	0	0	374.492
402	05	00	00	Productos de papel, cartón e impresos	1.390.531	0	0	0	0	0	1.390.531
402	05	01	00	Pulpa de madera, papel y cartón	229.688	0	0	0	0	0	229.688

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023005 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA LATINA Y EL CARIBE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 144

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	02	00	Envases y cajas de papel y cartón	37.993	0	0	0	0	0	37.993
402	05	03	00	Productos de papel y cartón para oficina	602.778	0	0	0	0	0	602.778
402	05	04	00	Libros, revistas y periódicos	307.611	0	0	0	0	0	307.611
402	05	05	00	Material de enseñanza	52.547	0	0	0	0	0	52.547
402	05	06	00	Productos de papel y cartón para computación	36.464	0	0	0	0	0	36.464
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	122.647	0	0	0	0	0	122.647
402	05	99	00	Otros productos de pulpa, papel y cartón	803	0	0	0	0	0	803
402	06	00	00	Productos químicos y derivados	3.116.054	0	0	0	0	0	3.116.054
402	06	01	00	Sustancias químicas y de uso industrial	13.795	0	0	0	0	0	13.795
402	06	02	00	Abonos, plaguicidas y otros	50.738	0	0	0	0	0	50.738
402	06	03	00	Tintas, pinturas y colorantes	486.966	0	0	0	0	0	486.966
402	06	04	00	Productos farmacéuticos y medicamentos	56.393	0	0	0	0	0	56.393
402	06	05	00	Productos de tocador	17.752	0	0	0	0	0	17.752
402	06	06	00	Combustibles y lubricantes	2.386.218	0	0	0	0	0	2.386.218
402	06	08	00	Productos plásticos	83.049	0	0	0	0	0	83.049
402	06	99	00	Otros productos de la industria química y conexos	21.143	0	0	0	0	0	21.143
402	07	00	00	Productos minerales no metálicos	78.313	0	0	0	0	0	78.313
402	07	01	00	Productos de barro, loza y porcelana	32.410	0	0	0	0	0	32.410
402	07	02	00	Vidrios y productos de vidrio	28.566	0	0	0	0	0	28.566
402	07	03	00	Productos de arcilla para construcción	1.539	0	0	0	0	0	1.539
402	07	04	00	Cemento, cal y yeso	14.058	0	0	0	0	0	14.058
402	07	99	00	Otros productos minerales no metálicos	1.740	0	0	0	0	0	1.740
402	08	00	00	Productos metálicos	648.372	0	0	0	0	0	648.372
402	08	01	00	Productos primarios de hierro y acero	3.653	0	0	0	0	0	3.653

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023005 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA LATINA Y EL CARIBE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 144

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	02	00	Productos de metales no ferrosos	276	0	0	0	0	0	276
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	91.301	0	0	0	0	0	91.301
402	08	04	00	Productos metálicos estructurales	19.134	0	0	0	0	0	19.134
402	08	07	00	Material de señalamiento	6.107	0	0	0	0	0	6.107
402	08	08	00	Material de educación	421	0	0	0	0	0	421
402	08	09	00	Repuestos y accesorios para equipos de transporte	393.229	0	0	0	0	0	393.229
402	08	10	00	Repuestos y accesorios para otros equipos	130.175	0	0	0	0	0	130.175
402	08	99	00	Otros productos metálicos	4.076	0	0	0	0	0	4.076
402	09	00	00	Productos de madera	17.396	0	0	0	0	0	17.396
402	09	01	00	Productos primarios de madera	2.199	0	0	0	0	0	2.199
402	09	02	00	Muebles y accesorios de madera para edificaciones	14.262	0	0	0	0	0	14.262
402	09	99	00	Otros productos de madera	935	0	0	0	0	0	935
402	10	00	00	Productos varios y útiles diversos	2.519.923	0	0	0	0	0	2.519.923
402	10	01	00	Artículos de deporte, recreación y juguetes	82.766	0	0	0	0	0	82.766
402	10	02	00	Materiales y útiles de limpieza y aseo	554.189	0	0	0	0	0	554.189
402	10	03	00	Utensilios de cocina y comedor	131.733	0	0	0	0	0	131.733
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	515	0	0	0	0	0	515
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	383.181	0	0	0	0	0	383.181
402	10	06	00	Condecoraciones, ofrendas y similares	141.894	0	0	0	0	0	141.894
402	10	07	00	Productos de seguridad en el trabajo	13.984	0	0	0	0	0	13.984
402	10	08	00	Materiales para equipos de computación	852.601	0	0	0	0	0	852.601
402	10	09	00	Especies timbradas y valores	4.942	0	0	0	0	0	4.942
402	10	10	00	Útiles religiosos	1.351	0	0	0	0	0	1.351
402	10	11	00	Materiales eléctricos	187.122	0	0	0	0	0	187.122

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023005 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA LATINA Y EL CARIBE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 144

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	50.486	0	0	0	0	0	50.486
402	10	13	00	Materiales fotográficos	19.882	0	0	0	0	0	19.882
402	10	99	00	Otros productos y útiles diversos	95.277	0	0	0	0	0	95.277
402	99	00	00	Otros materiales y suministros	133.301	0	0	0	0	0	133.301
402	99	01	00	Otros materiales y suministros	133.301	0	0	0	0	0	133.301
403	**00**	**00**	**00**	**Servicios no personales**	**51.675.854**	**0**	**0**	**0**	**0**	0	**51.675.854**
403	01	00	00	Alquileres de inmuebles	13.062.513	0	0	0	0	0	13.062.513
403	01	01	00	Alquileres de edificios y locales	13.016.577	0	0	0	0	0	13.016.577
403	01	02	00	Alquileres de instalaciones culturales y recreativas	45.936	0	0	0	0	0	45.936
403	02	00	00	Alquileres de maquinaria y equipos	1.600.152	0	0	0	0	0	1.600.152
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.315.197	0	0	0	0	0	1.315.197
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	69.033	0	0	0	0	0	69.033
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	27.429	0	0	0	0	0	27.429
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	179.319	0	0	0	0	0	179.319
403	02	99	00	Alquileres de otras maquinaria y equipos	9.174	0	0	0	0	0	9.174
403	03	00	00	Derechos sobre bienes intangibles	3.225	0	0	0	0	0	3.225
403	03	03	00	Paquetes y programas de computación	3.225	0	0	0	0	0	3.225
403	04	00	00	Servicios básicos	12.886.663	0	0	0	0	0	12.886.663
403	04	01	00	Electricidad	3.810.050	0	0	0	0	0	3.810.050
403	04	02	00	Gas	199.440	0	0	0	0	0	199.440
403	04	03	00	Agua	649.140	0	0	0	0	0	649.140
403	04	04	00	Teléfonos	4.358.002	0	0	0	0	0	4.358.002
403	04	05	00	Servicio de comunicaciones	2.788.308	0	0	0	0	0	2.788.308
403	04	06	00	Servicio de aseo urbano y domiciliario	259.950	0	0	0	0	0	259.950

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023005 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA LATINA Y EL CARIBE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 144

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	07	00	Servicio de condominio	821.773	0	0	0	0	0	821.773
403	06	00	00	Servicios de transporte y almacenaje	673.310	0	0	0	0	0	673.310
403	06	01	00	Fletes y embalajes	496.857	0	0	0	0	0	496.857
403	06	02	00	Almacenaje	12.830	0	0	0	0	0	12.830
403	06	03	00	Estacionamiento	48.470	0	0	0	0	0	48.470
403	06	04	00	Peaje	41.885	0	0	0	0	0	41.885
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	73.268	0	0	0	0	0	73.268
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.182.991	0	0	0	0	0	4.182.991
403	07	01	00	Publicidad y propaganda	473.628	0	0	0	0	0	473.628
403	07	02	00	Imprenta y reproducción	1.226.702	0	0	0	0	0	1.226.702
403	07	03	00	Relaciones sociales	2.009.113	0	0	0	0	0	2.009.113
403	07	04	00	Avisos	473.548	0	0	0	0	0	473.548
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.414.964	0	0	0	0	0	2.414.964
403	08	01	00	Primas y gastos de seguros	2.068.047	0	0	0	0	0	2.068.047
403	08	02	00	Comisiones y gastos bancarios	346.917	0	0	0	0	0	346.917
403	09	00	00	Viáticos y pasajes	3.449.168	0	0	0	0	0	3.449.168
403	09	01	00	Viáticos y pasajes dentro del país	851.743	0	0	0	0	0	851.743
403	09	02	00	Viáticos y pasajes fuera del país	2.597.425	0	0	0	0	0	2.597.425
403	10	00	00	Servicios profesionales y técnicos	4.559.074	0	0	0	0	0	4.559.074
403	10	01	00	Servicios jurídicos	441.771	0	0	0	0	0	441.771
403	10	02	00	Servicios de contabilidad y auditoría	115.317	0	0	0	0	0	115.317
403	10	03	00	Servicios de procesamiento de datos	390.415	0	0	0	0	0	390.415
403	10	06	00	Servicios de veterinaria	10.169	0	0	0	0	0	10.169
403	10	07	00	Servicios de capacitación y adiestramiento	138.614	0	0	0	0	0	138.614

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060023005 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA LATINA Y EL CARIBE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 144

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	09	00	Servicios de lavandería y tintorería	70.781	0	0	0	0	0	70.781
403	10	10	00	Servicios de vigilancia	2.274.973	0	0	0	0	0	2.274.973
403	10	99	00	Otros servicios profesionales y técnicos	1.117.034	0	0	0	0	0	1.117.034
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.116.268	0	0	0	0	0	2.116.268
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	92.813	0	0	0	0	0	92.813
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	881.042	0	0	0	0	0	881.042
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	145.232	0	0	0	0	0	145.232
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	827.463	0	0	0	0	0	827.463
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	169.718	0	0	0	0	0	169.718
403	12	00	00	Conservación y reparaciones menores de obras	4.780.412	0	0	0	0	0	4.780.412
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.761.098	0	0	0	0	0	4.761.098
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	19.314	0	0	0	0	0	19.314
403	15	00	00	Servicios fiscales	66.656	0	0	0	0	0	66.656
403	15	01	00	Derechos de importación y servicios aduaneros	4.605	0	0	0	0	0	4.605
403	15	02	00	Tasas y otros derechos obligatorios	62.051	0	0	0	0	0	62.051
403	16	00	00	Servicios de diversión, esparcimiento y culturales	22.866	0	0	0	0	0	22.866
403	16	01	00	Servicios de diversión, esparcimiento y culturales	22.866	0	0	0	0	0	22.866
403	18	00	00	Impuestos indirectos	1.620.171	0	0	0	0	0	1.620.171
403	18	01	00	Impuesto al valor agregado	1.613.278	0	0	0	0	0	1.613.278
403	18	99	00	Otros impuestos indirectos	6.893	0	0	0	0	0	6.893
403	99	00	00	Otros servicios no personales	237.421	0	0	0	0	0	237.421
403	99	01	00	Otros servicios no personales	237.421	0	0	0	0	0	237.421
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.824.312**	**0**	**0**	**0**	**0**	0	**1.824.312**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023005 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN AMÉRICA LATINA Y EL CARIBE.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 144

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.824.312	0	0	0	0	0	1.824.312
407	02	02	00	Donaciones corrientes al exterior	1.824.312	0	0	0	0	0	1.824.312
407	02	02	01	Donaciones corrientes a personas	1.824.312	0	0	0	0	0	1.824.312
				Totales	**184.575.068**	**0**	**0**	**0**	**0**	0	**184.575.068**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060023006 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN EUROPA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 135

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**142.219.406**	**0**	**0**	**0**	**0**	0	**142.219.406**
401	01	00	00	Sueldos, salarios y otras retribuciones	67.682.640	0	0	0	0	0	67.682.640
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.165.713	0	0	0	0	0	7.165.713
401	01	18	00	Remuneraciones al personal contratado	60.516.927	0	0	0	0	0	60.516.927
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	423.123	0	0	0	0	0	423.123
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	423.123	0	0	0	0	0	423.123
401	03	00	00	Primas	32.300.427	0	0	0	0	0	32.300.427
401	03	01	00	Primas por mérito a empleados	191.775	0	0	0	0	0	191.775
401	03	04	00	Primas por hijos a empleados	695.790	0	0	0	0	0	695.790
401	03	08	00	Primas de profesionalización a empleados	221.477	0	0	0	0	0	221.477
401	03	09	00	Primas por antigüedad a empleados	295.367	0	0	0	0	0	295.367
401	03	11	00	Primas al personal en servicio en el exterior	30.896.018	0	0	0	0	0	30.896.018
401	04	00	00	Complementos de sueldos y salarios	8.125.630	0	0	0	0	0	8.125.630
401	04	06	00	Complemento a empleados por comisión de servicios	120.806	0	0	0	0	0	120.806
401	04	09	00	Bono compensatorio de transporte a empleados	62.906	0	0	0	0	0	62.906
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.029.984	0	0	0	0	0	1.029.984
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.202.546	0	0	0	0	0	1.202.546
401	04	27	00	Bono compensatorio de transporte al personal contratado	456.347	0	0	0	0	0	456.347
401	04	96	00	Otros complementos a empleados	3.281.809	0	0	0	0	0	3.281.809
401	04	98	00	Otros complementos al personal contratado	1.971.232	0	0	0	0	0	1.971.232
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.797.916	0	0	0	0	0	9.797.916
401	05	01	00	Aguinaldos a empleados	105.831	0	0	0	0	0	105.831
401	05	03	00	Bono vacacional a empleados	3.304.986	0	0	0	0	0	3.304.986

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060023006 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN EUROPA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 135

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	07	00	Aguinaldos al personal contratado	4.490.921	0	0	0	0	0	4.490.921
401	05	08	00	Bono vacacional al personal contratado	1.896.178	0	0	0	0	0	1.896.178
401	06	00	00	Aportes patronales y legales	16.205.195	0	0	0	0	0	16.205.195
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	534.100	0	0	0	0	0	534.100
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	274.271	0	0	0	0	0	274.271
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	138.147	0	0	0	0	0	138.147
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	175.593	0	0	0	0	0	175.593
401	06	18	00	Aporte patronal a los organismos de seguridad social por los trabajadores locales empleados en las representaciones de Venezuela en el exterior	15.083.084	0	0	0	0	0	15.083.084
401	07	00	00	Asistencia socio-económica	4.968.569	0	0	0	0	0	4.968.569
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.395.785	0	0	0	0	0	1.395.785
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.977.830	0	0	0	0	0	1.977.830
401	07	33	00	Asistencia socio-económica al personal contratado	1.324.260	0	0	0	0	0	1.324.260
401	07	96	00	Otras subvenciones a empleados	270.694	0	0	0	0	0	270.694
401	08	00	00	Prestaciones sociales e indemnizaciones	2.715.906	0	0	0	0	0	2.715.906
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.715.906	0	0	0	0	0	2.715.906
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.963.045**	**0**	**0**	**0**	**0**	0	**9.963.045**
402	01	00	00	Productos alimenticios y agropecuarios	1.941.634	0	0	0	0	0	1.941.634
402	01	01	00	Alimentos y bebidas para personas	1.905.326	0	0	0	0	0	1.905.326
402	01	03	00	Productos agrícolas y pecuarios	36.308	0	0	0	0	0	36.308
402	02	00	00	Productos de minas, canteras y yacimientos	492	0	0	0	0	0	492
402	02	07	00	Sal para uso industrial	492	0	0	0	0	0	492
402	03	00	00	Textiles y vestuarios	971.516	0	0	0	0	0	971.516
402	03	01	00	Textiles	356.174	0	0	0	0	0	356.174

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023006 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN EUROPA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 135

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	02	00	Prendas de vestir	514.111	0	0	0	0	0	514.111
402	03	03	00	Calzados	101.231	0	0	0	0	0	101.231
402	04	00	00	Productos de cuero y caucho	230.279	0	0	0	0	0	230.279
402	04	03	00	Cauchos y tripas para vehículos	230.279	0	0	0	0	0	230.279
402	05	00	00	Productos de papel, cartón e impresos	1.469.315	0	0	0	0	0	1.469.315
402	05	01	00	Pulpa de madera, papel y cartón	209.655	0	0	0	0	0	209.655
402	05	02	00	Envases y cajas de papel y cartón	14.592	0	0	0	0	0	14.592
402	05	03	00	Productos de papel y cartón para oficina	555.965	0	0	0	0	0	555.965
402	05	04	00	Libros, revistas y periódicos	465.923	0	0	0	0	0	465.923
402	05	05	00	Material de enseñanza	4.808	0	0	0	0	0	4.808
402	05	06	00	Productos de papel y cartón para computación	36.724	0	0	0	0	0	36.724
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	181.003	0	0	0	0	0	181.003
402	05	99	00	Otros productos de pulpa, papel y cartón	645	0	0	0	0	0	645
402	06	00	00	Productos químicos y derivados	2.391.246	0	0	0	0	0	2.391.246
402	06	01	00	Sustancias químicas y de uso industrial	755	0	0	0	0	0	755
402	06	02	00	Abonos, plaguicidas y otros	27.402	0	0	0	0	0	27.402
402	06	03	00	Tintas, pinturas y colorantes	179.703	0	0	0	0	0	179.703
402	06	04	00	Productos farmacéuticos y medicamentos	15.550	0	0	0	0	0	15.550
402	06	05	00	Productos de tocador	8.792	0	0	0	0	0	8.792
402	06	06	00	Combustibles y lubricantes	2.104.901	0	0	0	0	0	2.104.901
402	06	08	00	Productos plásticos	53.291	0	0	0	0	0	53.291
402	06	99	00	Otros productos de la industria química y conexos	852	0	0	0	0	0	852
402	07	00	00	Productos minerales no metálicos	46.741	0	0	0	0	0	46.741
402	07	01	00	Productos de barro, loza y porcelana	23.555	0	0	0	0	0	23.555

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023006 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN EUROPA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 135

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	02	00	Vidrios y productos de vidrio	22.859	0	0	0	0	0	22.859
402	07	04	00	Cemento, cal y yeso	327	0	0	0	0	0	327
402	08	00	00	Productos metálicos	251.893	0	0	0	0	0	251.893
402	08	02	00	Productos de metales no ferrosos	1.678	0	0	0	0	0	1.678
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	57.718	0	0	0	0	0	57.718
402	08	04	00	Productos metálicos estructurales	986	0	0	0	0	0	986
402	08	07	00	Material de señalamiento	836	0	0	0	0	0	836
402	08	09	00	Repuestos y accesorios para equipos de transporte	159.926	0	0	0	0	0	159.926
402	08	10	00	Repuestos y accesorios para otros equipos	21.357	0	0	0	0	0	21.357
402	08	99	00	Otros productos metálicos	9.392	0	0	0	0	0	9.392
402	09	00	00	Productos de madera	5.032	0	0	0	0	0	5.032
402	09	99	00	Otros productos de madera	5.032	0	0	0	0	0	5.032
402	10	00	00	Productos varios y útiles diversos	2.543.063	0	0	0	0	0	2.543.063
402	10	01	00	Artículos de deporte, recreación y juguetes	20.110	0	0	0	0	0	20.110
402	10	02	00	Materiales y útiles de limpieza y aseo	403.938	0	0	0	0	0	403.938
402	10	03	00	Utensilios de cocina y comedor	187.268	0	0	0	0	0	187.268
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	507.811	0	0	0	0	0	507.811
402	10	06	00	Condecoraciones, ofrendas y similares	126.436	0	0	0	0	0	126.436
402	10	08	00	Materiales para equipos de computación	858.029	0	0	0	0	0	858.029
402	10	09	00	Especies timbradas y valores	80.312	0	0	0	0	0	80.312
402	10	11	00	Materiales eléctricos	132.360	0	0	0	0	0	132.360
402	10	12	00	Materiales para instalaciones sanitarias	13.202	0	0	0	0	0	13.202
402	10	13	00	Materiales fotográficos	7.116	0	0	0	0	0	7.116
402	10	99	00	Otros productos y útiles diversos	206.481	0	0	0	0	0	206.481

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060023006 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN EUROPA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 135

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	111.834	0	0	0	0	0	111.834
402	99	01	00	Otros materiales y suministros	111.834	0	0	0	0	0	111.834
403	**00**	**00**	**00**	**Servicios no personales**	**61.180.164**	**0**	**0**	**0**	**0**	0	**61.180.164**
403	01	00	00	Alquileres de inmuebles	30.429.283	0	0	0	0	0	30.429.283
403	01	01	00	Alquileres de edificios y locales	30.390.802	0	0	0	0	0	30.390.802
403	01	02	00	Alquileres de instalaciones culturales y recreativas	38.481	0	0	0	0	0	38.481
403	02	00	00	Alquileres de maquinaria y equipos	2.297.097	0	0	0	0	0	2.297.097
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.307.960	0	0	0	0	0	1.307.960
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	254.233	0	0	0	0	0	254.233
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	13.962	0	0	0	0	0	13.962
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	646.807	0	0	0	0	0	646.807
403	02	99	00	Alquileres de otras maquinaria y equipos	74.135	0	0	0	0	0	74.135
403	04	00	00	Servicios básicos	11.016.058	0	0	0	0	0	11.016.058
403	04	01	00	Electricidad	2.292.727	0	0	0	0	0	2.292.727
403	04	02	00	Gas	829.884	0	0	0	0	0	829.884
403	04	03	00	Agua	492.397	0	0	0	0	0	492.397
403	04	04	00	Teléfonos	3.825.359	0	0	0	0	0	3.825.359
403	04	05	00	Servicio de comunicaciones	1.605.237	0	0	0	0	0	1.605.237
403	04	06	00	Servicio de aseo urbano y domiciliario	149.748	0	0	0	0	0	149.748
403	04	07	00	Servicio de condominio	1.820.706	0	0	0	0	0	1.820.706
403	06	00	00	Servicios de transporte y almacenaje	1.351.190	0	0	0	0	0	1.351.190
403	06	01	00	Fletes y embalajes	842.056	0	0	0	0	0	842.056
403	06	02	00	Almacenaje	35.592	0	0	0	0	0	35.592
403	06	03	00	Estacionamiento	292.908	0	0	0	0	0	292.908

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023006 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN EUROPA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 135

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	04	00	Peaje	58.702	0	0	0	0	0	58.702
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	121.932	0	0	0	0	0	121.932
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.731.989	0	0	0	0	0	2.731.989
403	07	01	00	Publicidad y propaganda	160.020	0	0	0	0	0	160.020
403	07	02	00	Imprenta y reproducción	841.466	0	0	0	0	0	841.466
403	07	03	00	Relaciones sociales	1.608.442	0	0	0	0	0	1.608.442
403	07	04	00	Avisos	122.061	0	0	0	0	0	122.061
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.629.225	0	0	0	0	0	2.629.225
403	08	01	00	Primas y gastos de seguros	2.201.613	0	0	0	0	0	2.201.613
403	08	02	00	Comisiones y gastos bancarios	427.612	0	0	0	0	0	427.612
403	09	00	00	Viáticos y pasajes	2.362.278	0	0	0	0	0	2.362.278
403	09	02	00	Viáticos y pasajes fuera del país	2.362.278	0	0	0	0	0	2.362.278
403	10	00	00	Servicios profesionales y técnicos	3.047.958	0	0	0	0	0	3.047.958
403	10	01	00	Servicios jurídicos	1.018.097	0	0	0	0	0	1.018.097
403	10	02	00	Servicios de contabilidad y auditoría	43.812	0	0	0	0	0	43.812
403	10	03	00	Servicios de procesamiento de datos	232.352	0	0	0	0	0	232.352
403	10	07	00	Servicios de capacitación y adiestramiento	55.391	0	0	0	0	0	55.391
403	10	09	00	Servicios de lavandería y tintorería	108.236	0	0	0	0	0	108.236
403	10	10	00	Servicios de vigilancia	687.050	0	0	0	0	0	687.050
403	10	99	00	Otros servicios profesionales y técnicos	903.020	0	0	0	0	0	903.020
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.903.003	0	0	0	0	0	1.903.003
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	5.160	0	0	0	0	0	5.160
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	686.013	0	0	0	0	0	686.013

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060023006 EJECUCIÓN DE ACTUACIONES OPERATIVAS DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN EUROPA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 135

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	183.995	0	0	0	0	0	183.995
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	884.708	0	0	0	0	0	884.708
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	143.127	0	0	0	0	0	143.127
403	12	00	00	Conservación y reparaciones menores de obras	2.857.264	0	0	0	0	0	2.857.264
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.831.464	0	0	0	0	0	2.831.464
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	25.800	0	0	0	0	0	25.800
403	15	00	00	Servicios fiscales	142.212	0	0	0	0	0	142.212
403	15	01	00	Derechos de importación y servicios aduaneros	6.579	0	0	0	0	0	6.579
403	15	02	00	Tasas y otros derechos obligatorios	24.179	0	0	0	0	0	24.179
403	15	99	00	Otros servicios fiscales	111.454	0	0	0	0	0	111.454
403	16	00	00	Servicios de diversión, esparcimiento y culturales	120.134	0	0	0	0	0	120.134
403	16	01	00	Servicios de diversión, esparcimiento y culturales	120.134	0	0	0	0	0	120.134
403	99	00	00	Otros servicios no personales	292.473	0	0	0	0	0	292.473
403	99	01	00	Otros servicios no personales	292.473	0	0	0	0	0	292.473
407	**00**	**00**	**00**	**Transferencias y donaciones**	**900.846**	**0**	**0**	**0**	**0**	0	**900.846**
407	02	00	00	Transferencias y donaciones corrientes al exterior	900.846	0	0	0	0	0	900.846
407	02	02	00	Donaciones corrientes al exterior	900.846	0	0	0	0	0	900.846
407	02	02	01	Donaciones corrientes a personas	900.846	0	0	0	0	0	900.846
				Totales	**214.263.461**	**0**	**0**	**0**	**0**	0	**214.263.461**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023007 EJECUCIÓN DE INICIATIVAS Y ACCIONES ESTRATÉGICAS PARA LAS MISIONES DIPLOMÁTICAS, OFICINAS CONSULARES Y REPRESENTACIONES PERMANENTES DE VENEZUELA A TRAVÉS DE REDES DE COOPERACIÓN DIPLOMÁTICA (RECOD)

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 15

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**660.000**	**0**	**0**	**0**	**0**	0	**660.000**
402	01	00	00	Productos alimenticios y agropecuarios	660.000	0	0	0	0	0	660.000
402	01	01	00	Alimentos y bebidas para personas	660.000	0	0	0	0	0	660.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.640.000**	**0**	**0**	**0**	**0**	0	**2.640.000**
403	01	00	00	Alquileres de inmuebles	660.000	0	0	0	0	0	660.000
403	01	01	00	Alquileres de edificios y locales	660.000	0	0	0	0	0	660.000
403	02	00	00	Alquileres de maquinaria y equipos	660.000	0	0	0	0	0	660.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	660.000	0	0	0	0	0	660.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	660.000	0	0	0	0	0	660.000
403	07	03	00	Relaciones sociales	660.000	0	0	0	0	0	660.000
403	09	00	00	Viáticos y pasajes	660.000	0	0	0	0	0	660.000
403	09	02	00	Viáticos y pasajes fuera del país	660.000	0	0	0	0	0	660.000
				Totales	**3.300.000**	**0**	**0**	**0**	**0**	0	**3.300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060023008 EJECUCIÓN DE INICIATIVAS Y ACCIONES ESTRATÉGICAS DE CADA MISIÓN DIPLOMÁTICA Y CONSULAR ORIENTADAS A LA EJECUCIÓN DE LA ASISTENCIA TÉCNICA DE LAS GRANDES MISIONES (VIVIENDA, TRABAJO Y AGROVENEZUELA)

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 510

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.520.000**	**0**	**0**	**0**	**0**	0	**1.520.000**
402	01	00	00	Productos alimenticios y agropecuarios	1.520.000	0	0	0	0	0	1.520.000
402	01	01	00	Alimentos y bebidas para personas	1.520.000	0	0	0	0	0	1.520.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.080.000**	**0**	**0**	**0**	**0**	0	**6.080.000**
403	01	00	00	Alquileres de inmuebles	1.520.000	0	0	0	0	0	1.520.000
403	01	01	00	Alquileres de edificios y locales	1.520.000	0	0	0	0	0	1.520.000
403	02	00	00	Alquileres de maquinaria y equipos	1.520.000	0	0	0	0	0	1.520.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.520.000	0	0	0	0	0	1.520.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.520.000	0	0	0	0	0	1.520.000
403	07	03	00	Relaciones sociales	1.520.000	0	0	0	0	0	1.520.000
403	09	00	00	Viáticos y pasajes	1.520.000	0	0	0	0	0	1.520.000
403	09	02	00	Viáticos y pasajes fuera del pais	1.520.000	0	0	0	0	0	1.520.000
				Totales	**7.600.000**	**0**	**0**	**0**	**0**	0	**7.600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023009 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN EL EXTERIOR.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 3.525

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**940.822**	**0**	**0**	**0**	**0**	0	**940.822**
401	01	00	00	Sueldos, salarios y otras retribuciones	897.870	0	0	0	0	0	897.870
401	01	18	00	Remuneraciones al personal contratado	897.870	0	0	0	0	0	897.870
401	04	00	00	Complementos de sueldos y salarios	42.952	0	0	0	0	0	42.952
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	42.952	0	0	0	0	0	42.952
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.750.339**	**0**	**0**	**0**	**0**	0	**2.750.339**
402	01	00	00	Productos alimenticios y agropecuarios	1.350.703	0	0	0	0	0	1.350.703
402	01	01	00	Alimentos y bebidas para personas	1.348.123	0	0	0	0	0	1.348.123
402	01	03	00	Productos agrícolas y pecuarios	2.580	0	0	0	0	0	2.580
402	03	00	00	Textiles y vestuarios	177.283	0	0	0	0	0	177.283
402	03	01	00	Textiles	38.512	0	0	0	0	0	38.512
402	03	02	00	Prendas de vestir	138.771	0	0	0	0	0	138.771
402	05	00	00	Productos de papel, cartón e impresos	101.205	0	0	0	0	0	101.205
402	05	01	00	Pulpa de madera, papel y cartón	28.966	0	0	0	0	0	28.966
402	05	02	00	Envases y cajas de papel y cartón	2.406	0	0	0	0	0	2.406
402	05	03	00	Productos de papel y cartón para oficina	51.735	0	0	0	0	0	51.735
402	05	04	00	Libros, revistas y periódicos	6.584	0	0	0	0	0	6.584
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	8.378	0	0	0	0	0	8.378
402	05	99	00	Otros productos de pulpa, papel y cartón	3.136	0	0	0	0	0	3.136
402	06	00	00	Productos químicos y derivados	151.459	0	0	0	0	0	151.459
402	06	03	00	Tintas, pinturas y colorantes	3.778	0	0	0	0	0	3.778
402	06	04	00	Productos farmacéuticos y medicamentos	591	0	0	0	0	0	591
402	06	06	00	Combustibles y lubricantes	103.486	0	0	0	0	0	103.486

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060023009 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN EL EXTERIOR.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 3.525

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	43.604	0	0	0	0	0	43.604
402	07	00	00	Productos minerales no metálicos	14.344	0	0	0	0	0	14.344
402	07	02	00	Vidrios y productos de vidrio	14.344	0	0	0	0	0	14.344
402	10	00	00	Productos varios y útiles diversos	907.034	0	0	0	0	0	907.034
402	10	01	00	Artículos de deporte, recreación y juguetes	34.623	0	0	0	0	0	34.623
402	10	02	00	Materiales y útiles de limpieza y aseo	130	0	0	0	0	0	130
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.402	0	0	0	0	0	20.402
402	10	06	00	Condecoraciones, ofrendas y similares	654.324	0	0	0	0	0	654.324
402	10	08	00	Materiales para equipos de computación	37.814	0	0	0	0	0	37.814
402	10	09	00	Especies timbradas y valores	26.357	0	0	0	0	0	26.357
402	10	13	00	Materiales fotográficos	14.689	0	0	0	0	0	14.689
402	10	99	00	Otros productos y útiles diversos	118.695	0	0	0	0	0	118.695
402	99	00	00	Otros materiales y suministros	48.311	0	0	0	0	0	48.311
402	99	01	00	Otros materiales y suministros	48.311	0	0	0	0	0	48.311
403	**00**	**00**	**00**	**Servicios no personales**	**15.509.946**	**0**	**0**	**0**	**0**	0	**15.509.946**
403	01	00	00	Alquileres de inmuebles	1.700.728	0	0	0	0	0	1.700.728
403	01	01	00	Alquileres de edificios y locales	1.086.720	0	0	0	0	0	1.086.720
403	01	02	00	Alquileres de instalaciones culturales y recreativas	614.008	0	0	0	0	0	614.008
403	02	00	00	Alquileres de maquinaria y equipos	1.166.121	0	0	0	0	0	1.166.121
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	3.596	0	0	0	0	0	3.596
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	604.029	0	0	0	0	0	604.029
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	106.587	0	0	0	0	0	106.587
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	126.488	0	0	0	0	0	126.488

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023009 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN EL EXTERIOR.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 3.525

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	178.398	0	0	0	0	0	178.398
403	02	99	00	Alquileres de otras maquinaria y equipos	147.023	0	0	0	0	0	147.023
403	04	00	00	Servicios básicos	81.435	0	0	0	0	0	81.435
403	04	01	00	Electricidad	9.890	0	0	0	0	0	9.890
403	04	04	00	Teléfonos	14.257	0	0	0	0	0	14.257
403	04	05	00	Servicio de comunicaciones	57.288	0	0	0	0	0	57.288
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	1.290	0	0	0	0	0	1.290
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	1.290	0	0	0	0	0	1.290
403	06	00	00	Servicios de transporte y almacenaje	132.003	0	0	0	0	0	132.003
403	06	01	00	Fletes y embalajes	110.075	0	0	0	0	0	110.075
403	06	03	00	Estacionamiento	11.561	0	0	0	0	0	11.561
403	06	04	00	Peaje	532	0	0	0	0	0	532
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	9.835	0	0	0	0	0	9.835
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.477.812	0	0	0	0	0	8.477.812
403	07	01	00	Publicidad y propaganda	380.497	0	0	0	0	0	380.497
403	07	02	00	Imprenta y reproducción	1.414.256	0	0	0	0	0	1.414.256
403	07	03	00	Relaciones sociales	6.356.902	0	0	0	0	0	6.356.902
403	07	04	00	Avisos	326.157	0	0	0	0	0	326.157
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	19.340	0	0	0	0	0	19.340
403	08	01	00	Primas y gastos de seguros	19.340	0	0	0	0	0	19.340
403	09	00	00	Viáticos y pasajes	2.382.266	0	0	0	0	0	2.382.266
403	09	02	00	Viáticos y pasajes fuera del país	2.382.266	0	0	0	0	0	2.382.266
403	10	00	00	Servicios profesionales y técnicos	872.657	0	0	0	0	0	872.657
403	10	09	00	Servicios de lavandería y tintorería	6.384	0	0	0	0	0	6.384

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023009 EJECUCIÓN DE ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE LAS MISIONES DIPLOMÁTICAS Y OFICINAS CONSULARES ACREDITADAS EN EL EXTERIOR.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 3.525

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	10	00	Servicios de vigilancia	29.326	0	0	0	0	0	29.326
403	10	99	00	Otros servicios profesionales y técnicos	836.947	0	0	0	0	0	836.947
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	129	0	0	0	0	0	129
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	129	0	0	0	0	0	129
403	12	00	00	Conservación y reparaciones menores de obras	124.023	0	0	0	0	0	124.023
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	34.185	0	0	0	0	0	34.185
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	89.838	0	0	0	0	0	89.838
403	16	00	00	Servicios de diversión, esparcimiento y culturales	307.972	0	0	0	0	0	307.972
403	16	01	00	Servicios de diversión, esparcimiento y culturales	307.972	0	0	0	0	0	307.972
403	99	00	00	Otros servicios no personales	244.170	0	0	0	0	0	244.170
403	99	01	00	Otros servicios no personales	244.170	0	0	0	0	0	244.170
407	**00**	**00**	**00**	**Transferencias y donaciones**	**140.521**	**0**	**0**	**0**	**0**	0	**140.521**
407	02	00	00	Transferencias y donaciones corrientes al exterior	140.521	0	0	0	0	0	140.521
407	02	02	00	Donaciones corrientes al exterior	140.521	0	0	0	0	0	140.521
407	02	02	01	Donaciones corrientes a personas	140.521	0	0	0	0	0	140.521
				Totales	**19.341.628**	**0**	**0**	**0**	**0**	0	**19.341.628**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023010 INDUCCIÓN Y SEGUIMIENTO DE PERSONAL DIPLOMÁTICO Y CONSULAR EN MATERIA DE PLANIFICACIÓN ESTRATÉGICA Y TÉCNICAS DE NEGOCIACIÓN EN BLOQUE PARA EL DISEÑO DE INICIATIVAS ESTRATÉGICAS MANCOMUNADAS

UNIDAD DE MEDIDA: TALLER **META:** 7

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.450.000**	**0**	**0**	**0**	**0**	0	**2.450.000**
403	09	00	00	Viáticos y pasajes	2.450.000	0	0	0	0	0	2.450.000
403	09	02	00	Viáticos y pasajes fuera del país	2.450.000	0	0	0	0	0	2.450.000
				Totales	**2.450.000**	**0**	**0**	**0**	**0**	0	**2.450.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023011 EJECUCIÓN DE ACCIONES CULTURALES QUE IMPULSEN EL NUEVO MODELO DE DIPLOMACIA CULTURAL Y DE SOLIDARIDAD ENTRE LOS PUEBLOS (INSTITUTOS VENEZOLANOS DE COOPERACIÓN Y CULTURA Y CENTROS CULTURALES)

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 31

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**281.276**	**0**	**0**	**0**	**0**	0	**281.276**
401	01	00	00	Sueldos, salarios y otras retribuciones	281.276	0	0	0	0	0	281.276
401	01	18	00	Remuneraciones al personal contratado	281.276	0	0	0	0	0	281.276
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**256.920**	**0**	**0**	**0**	**0**	0	**256.920**
402	01	00	00	Productos alimenticios y agropecuarios	199.214	0	0	0	0	0	199.214
402	01	01	00	Alimentos y bebidas para personas	199.214	0	0	0	0	0	199.214
402	03	00	00	Textiles y vestuarios	10.915	0	0	0	0	0	10.915
402	03	01	00	Textiles	2.219	0	0	0	0	0	2.219
402	03	02	00	Prendas de vestir	8.696	0	0	0	0	0	8.696
402	05	00	00	Productos de papel, cartón e impresos	17.553	0	0	0	0	0	17.553
402	05	01	00	Pulpa de madera, papel y cartón	592	0	0	0	0	0	592
402	05	03	00	Productos de papel y cartón para oficina	5.898	0	0	0	0	0	5.898
402	05	05	00	Material de enseñanza	8.338	0	0	0	0	0	8.338
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.725	0	0	0	0	0	2.725
402	06	00	00	Productos químicos y derivados	7.391	0	0	0	0	0	7.391
402	06	03	00	Tintas, pinturas y colorantes	5.494	0	0	0	0	0	5.494
402	06	08	00	Productos plásticos	1.897	0	0	0	0	0	1.897
402	07	00	00	Productos minerales no metálicos	7.740	0	0	0	0	0	7.740
402	07	01	00	Productos de barro, loza y porcelana	6.450	0	0	0	0	0	6.450
402	07	03	00	Productos de arcilla para construcción	1.290	0	0	0	0	0	1.290
402	10	00	00	Productos varios y útiles diversos	14.107	0	0	0	0	0	14.107
402	10	01	00	Artículos de deporte, recreación y juguetes	1.484	0	0	0	0	0	1.484
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.355	0	0	0	0	0	5.355
402	10	06	00	Condecoraciones, ofrendas y similares	903	0	0	0	0	0	903

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023011 EJECUCIÓN DE ACCIONES CULTURALES QUE IMPULSEN EL NUEVO MODELO DE DIPLOMACIA CULTURAL Y DE SOLIDARIDAD ENTRE LOS PUEBLOS (INSTITUTOS VENEZOLANOS DE COOPERACIÓN Y CULTURA Y CENTROS CULTURALES)

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 31

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	6.365	0	0	0	0	0	6.365
403	**00**	**00**	**00**	**Servicios no personales**	**318.874**	**0**	**0**	**0**	**0**	0	**318.874**
403	01	00	00	Alquileres de inmuebles	17.545	0	0	0	0	0	17.545
403	01	01	00	Alquileres de edificios y locales	16.749	0	0	0	0	0	16.749
403	01	02	00	Alquileres de instalaciones culturales y recreativas	796	0	0	0	0	0	796
403	02	00	00	Alquileres de maquinaria y equipos	23.737	0	0	0	0	0	23.737
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	20.288	0	0	0	0	0	20.288
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	1.709	0	0	0	0	0	1.709
403	02	99	00	Alquileres de otras maquinaria y equipos	1.740	0	0	0	0	0	1.740
403	06	00	00	Servicios de transporte y almacenaje	6.415	0	0	0	0	0	6.415
403	06	01	00	Fletes y embalajes	6.415	0	0	0	0	0	6.415
403	07	00	00	Servicios de información, impresión y relaciones públicas	165.154	0	0	0	0	0	165.154
403	07	01	00	Publicidad y propaganda	3.429	0	0	0	0	0	3.429
403	07	02	00	Imprenta y reproducción	28.972	0	0	0	0	0	28.972
403	07	03	00	Relaciones sociales	129.887	0	0	0	0	0	129.887
403	07	04	00	Avisos	2.866	0	0	0	0	0	2.866
403	09	00	00	Viáticos y pasajes	22.769	0	0	0	0	0	22.769
403	09	02	00	Viáticos y pasajes fuera del país	22.769	0	0	0	0	0	22.769
403	10	00	00	Servicios profesionales y técnicos	7.654	0	0	0	0	0	7.654
403	10	99	00	Otros servicios profesionales y técnicos	7.654	0	0	0	0	0	7.654
403	15	00	00	Servicios fiscales	535	0	0	0	0	0	535
403	15	02	00	Tasas y otros derechos obligatorios	535	0	0	0	0	0	535
403	99	00	00	Otros servicios no personales	75.065	0	0	0	0	0	75.065
403	99	01	00	Otros servicios no personales	75.065	0	0	0	0	0	75.065

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060023011 EJECUCIÓN DE ACCIONES CULTURALES QUE IMPULSEN EL NUEVO MODELO DE DIPLOMACIA CULTURAL Y DE SOLIDARIDAD ENTRE LOS PUEBLOS (INSTITUTOS VENEZOLANOS DE COOPERACIÓN Y CULTURA Y CENTROS CULTURALES)

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 31

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.150**	**0**	**0**	**0**	**0**	0	**2.150**
407	02	00	00	Transferencias y donaciones corrientes al exterior	2.150	0	0	0	0	0	2.150
407	02	02	00	Donaciones corrientes al exterior	2.150	0	0	0	0	0	2.150
407	02	02	01	Donaciones corrientes a personas	2.150	0	0	0	0	0	2.150
				Totales	**859.220**	**0**	**0**	**0**	**0**	0	**859.220**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 060023012 APERTURA DE NUEVAS MISIONES EN EL EXTERIOR Y REALIZAR IMPREVISTOS DE FUNCIONAMIENTO.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 5

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.500.000**	**0**	**0**	**0**	**0**	0	**4.500.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.500.000	0	0	0	0	0	1.500.000
401	01	18	00	Remuneraciones al personal contratado	1.500.000	0	0	0	0	0	1.500.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.000.000	0	0	0	0	0	1.000.000
401	05	07	00	Aguinaldos al personal contratado	1.000.000	0	0	0	0	0	1.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	2.000.000	0	0	0	0	0	2.000.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.000.000	0	0	0	0	0	2.000.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.400.000**	**0**	**0**	**0**	**0**	0	**4.400.000**
402	01	00	00	Productos alimenticios y agropecuarios	1.000.000	0	0	0	0	0	1.000.000
402	01	01	00	Alimentos y bebidas para personas	1.000.000	0	0	0	0	0	1.000.000
402	05	00	00	Productos de papel, cartón e impresos	400.000	0	0	0	0	0	400.000
402	05	03	00	Productos de papel y cartón para oficina	400.000	0	0	0	0	0	400.000
402	06	00	00	Productos químicos y derivados	1.000.000	0	0	0	0	0	1.000.000
402	06	06	00	Combustibles y lubricantes	1.000.000	0	0	0	0	0	1.000.000
402	10	00	00	Productos varios y útiles diversos	500.000	0	0	0	0	0	500.000
402	10	06	00	Condecoraciones, ofrendas y similares	500.000	0	0	0	0	0	500.000
402	99	00	00	Otros materiales y suministros	1.500.000	0	0	0	0	0	1.500.000
402	99	01	00	Otros materiales y suministros	1.500.000	0	0	0	0	0	1.500.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.000.000**	**0**	**0**	**0**	**0**	0	**4.000.000**
403	01	00	00	Alquileres de inmuebles	1.500.000	0	0	0	0	0	1.500.000
403	01	01	00	Alquileres de edificios y locales	1.500.000	0	0	0	0	0	1.500.000
403	02	00	00	Alquileres de maquinaria y equipos	500.000	0	0	0	0	0	500.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	500.000	0	0	0	0	0	500.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	500.000	0	0	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 115756 060023000 EJECUCIÓN DE LA POLÍTICA EXTERIOR DE VENEZUELA A TRAVÉS DE LAS REDES DE COOPERACIÓN DIPLOMÁTICAS (RECOD), EL DISEÑO DE INICIATIVAS ESTRATÉGICAS POR CONTINENTE Y LAS ACTUACIONES DIPLOMÁTICAS Y CONSULARES DE REPRESENTACIÓN.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA EXTERIOR DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA OPTIMIZANDO LA GESTIÓN PARTICIPATIVA Y ADMINISTRATIVA DE LAS MISIONES DIPLOMÁTICAS Y CONSULARES

UNIDAD DE MEDIDA: ACCIÓN **META:** 5.680

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 060023012 APERTURA DE NUEVAS MISIONES EN EL EXTERIOR Y REALIZAR IMPREVISTOS DE FUNCIONAMIENTO.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 5

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	500.000	0	0	0	0	0	500.000
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	0	1.000.000
403	09	02	00	Viáticos y pasajes fuera del país	1.000.000	0	0	0	0	0	1.000.000
403	12	00	00	Conservación y reparaciones menores de obras	500.000	0	0	0	0	0	500.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	500.000	0	0	0	0	0	500.000
				Totales	**12.900.000**	**0**	**0**	**0**	**0**	0	**12.900.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

06 - 99

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 069999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: FORMACIÓN DEL DIPLOMATICO BOLIVARIANO, DE FUNCIONARIOS Y FUNCIONARIAS DE LA ADMINISTRACIÓN PÚBLICA Y DE LAS COMUNIDADES POPULARES, EN EL MARCO DE UN PROCESO DE ENSEÑANZA DEMOCRÁTICA EN EL ÁREA DE LAS RELACIONES INTERNACIONALES Y LA POLÍTICA EXTERIOR DEL PAÍS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 1.467 **FEMENINO:** 733 **MASCULINO:** 734

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.730.000**	**0**	**0**	**0**	**0**	**0**	**5.730.000**
407	01	00	00	Transferencias y donaciones corrientes internas	5.730.000	0	0	0	0	0	5.730.000
407	01	03	00	Transferencias corrientes internas al sector público	5.730.000	0	0	0	0	0	5.730.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.730.000	0	0	0	0	0	5.730.000
				Totales	**5.730.000**	**0**	**0**	**0**	**0**	**0**	**5.730.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 069999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: FORMACIÓN DEL DIPLOMATICO BOLIVARIANO, DE FUNCIONARIOS Y FUNCIONARIAS DE LA ADMINISTRACIÓN PÚBLICA Y DE LAS COMUNIDADES POPULARES, EN EL MARCO DE UN PROCESO DE ENSEÑANZA DEMOCRÁTICA EN EL ÁREA DE LAS RELACIONES INTERNACIONALES Y LA POLÍTICA EXTERIOR DEL PAÍS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 1.467 **FEMENINO:** 733 **MASCULINO:** 734

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.730.000**	**0**	**0**	**0**	**0**	**0**	**5.730.000**
407	01	00	00	Transferencias y donaciones corrientes internas	5.730.000	0	0	0	0	0	5.730.000
407	01	03	00	Transferencias corrientes internas al sector público	5.730.000	0	0	0	0	0	5.730.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.730.000	0	0	0	0	0	5.730.000
				- A0170 Servicio Autónomo Instituto de Altos Estudios Diplomáticos Pedro Gual	5.730.000	0	0	0	0	0	5.730.000
				Totales	**5.730.000**	**0**	**0**	**0**	**0**	**0**	**5.730.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES

PROYECTO: 069999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: FORMACIÓN DEL DIPLOMATICO BOLIVARIANO, DE FUNCIONARIOS Y FUNCIONARIAS DE LA ADMINISTRACIÓN PÚBLICA Y DE LAS COMUNIDADES POPULARES, EN EL MARCO DE UN PROCESO DE ENSEÑANZA DEMOCRÁTICA EN EL ÁREA DE LAS RELACIONES INTERNACIONALES Y LA POLÍTICA EXTERIOR DEL PAÍS.

UNIDAD DE MEDIDA: CIUDADANO FORMADO **META:** 1.467 **FEMENINO:** 733 **MASCULINO:** 734

RESPONSABLE/EJECUTOR: OFICINA DE SERVICIOS ADMINISTRATIVOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 069999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO INSTITUTO DE ALTOS ESTUDIOS DIPLOMÁTICOS PEDRO GUAL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.460

RESPONSABLE/EJECUTOR: INSTITUTO DE ALTOS ESTUDIOS DIPLOMATICOS PEDRO GUAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.730.000**	**0**	**0**	**0**	**0**	0	**5.730.000**
407	01	00	00	Transferencias y donaciones corrientes internas	5.730.000	0	0	0	0	0	5.730.000
407	01	03	00	Transferencias corrientes internas al sector público	5.730.000	0	0	0	0	0	5.730.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.730.000	0	0	0	0	0	5.730.000
				Totales	**5.730.000**	**0**	**0**	**0**	**0**	0	**5.730.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**385.865.990**	**0**	**0**	**0**	**0**	**0**	**385.865.990**
401	01	00	00	Sueldos, salarios y otras retribuciones	76.074.980	0	0	0	0	0	76.074.980
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	30.837.268	0	0	0	0	0	30.837.268
401	01	03	00	Suplencias a empleados	300.000	0	0	0	0	0	300.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.608.300	0	0	0	0	0	6.608.300
401	01	12	00	Salarios a obreros en puestos no permanentes	320.000	0	0	0	0	0	320.000
401	01	13	00	Suplencias a obreros	250.000	0	0	0	0	0	250.000
401	01	18	00	Remuneraciones al personal contratado	26.500.000	0	0	0	0	0	26.500.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	56.295	0	0	0	0	0	56.295
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	551.514	0	0	0	0	0	551.514
401	01	99	00	Otras retribuciones	10.651.603	0	0	0	0	0	10.651.603
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.261.276	0	0	0	0	0	5.261.276
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.261.276	0	0	0	0	0	5.261.276
401	03	00	00	Primas	26.988.946	0	0	0	0	0	26.988.946
401	03	01	00	Primas por mérito a empleados	7.562.520	0	0	0	0	0	7.562.520
401	03	04	00	Primas por hijos a empleados	577.943	0	0	0	0	0	577.943
401	03	08	00	Primas de profesionalización a empleados	4.526.855	0	0	0	0	0	4.526.855
401	03	09	00	Primas por antigüedad a empleados	5.736.708	0	0	0	0	0	5.736.708
401	03	16	00	Primas por mérito a obreros	1.854.881	0	0	0	0	0	1.854.881
401	03	19	00	Primas por hijos de obreros	231.745	0	0	0	0	0	231.745
401	03	21	00	Primas por antigüedad a obreros	1.186.255	0	0	0	0	0	1.186.255
401	03	22	00	Primas de profesionalización a obreros	32.146	0	0	0	0	0	32.146
401	03	39	00	Primas por hijos al personal contratado	300.000	0	0	0	0	0	300.000
401	03	40	00	Primas de profesionalización al personal contratado	926.270	0	0	0	0	0	926.270
401	03	41	00	Primas por antigüedad al personal contratado	491.554	0	0	0	0	0	491.554
401	03	95	00	Otras primas al personal de alto nivel y de dirección	3.194.069	0	0	0	0	0	3.194.069
401	03	97	00	Otras primas a empleados	18.000	0	0	0	0	0	18.000
401	03	98	00	Otras primas a obreros	350.000	0	0	0	0	0	350.000
401	04	00	00	Complementos de sueldos y salarios	102.549.043	0	0	0	0	0	102.549.043
401	04	05	00	Complemento a empleados por gastos de representación	960	0	0	0	0	0	960
401	04	06	00	Complemento a empleados por comisión de servicios	3.093.273	0	0	0	0	0	3.093.273
401	04	08	00	Bono compensatorio de alimentación a empleados	20.640.080	0	0	0	0	0	20.640.080
401	04	09	00	Bono compensatorio de transporte a empleados	1.967.280	0	0	0	0	0	1.967.280

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	2.500.000	0	0	0	0	0	2.500.000
401	04	18	00	Bono compensatorio de alimentación a obreros	4.544.000	0	0	0	0	0	4.544.000
401	04	19	00	Bono compensatorio de transporte a obreros	504.000	0	0	0	0	0	504.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	3.500.000	0	0	0	0	0	3.500.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	16.480.000	0	0	0	0	0	16.480.000
401	04	27	00	Bono compensatorio de transporte al personal contratado	1.680.000	0	0	0	0	0	1.680.000
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	161.793	0	0	0	0	0	161.793
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	498.960	0	0	0	0	0	498.960
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	45.360	0	0	0	0	0	45.360
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.589.012	0	0	0	0	0	1.589.012
401	04	96	00	Otros complementos a empleados	26.000.000	0	0	0	0	0	26.000.000
401	04	97	00	Otros complementos a obreros	5.344.325	0	0	0	0	0	5.344.325
401	04	98	00	Otros complementos al personal contratado	14.000.000	0	0	0	0	0	14.000.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	18.655.398	0	0	0	0	0	18.655.398
401	05	03	00	Bono vacacional a empleados	10.000.000	0	0	0	0	0	10.000.000
401	05	06	00	Bono vacacional a obreros	1.808.835	0	0	0	0	0	1.808.835
401	05	08	00	Bono vacacional al personal contratado	6.000.000	0	0	0	0	0	6.000.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	846.563	0	0	0	0	0	846.563
401	06	00	00	Aportes patronales y legales	16.194.867	0	0	0	0	0	16.194.867
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.752.660	0	0	0	0	0	5.752.660
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.796.679	0	0	0	0	0	1.796.679
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.812.343	0	0	0	0	0	1.812.343
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	1.697.020	0	0	0	0	0	1.697.020
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	758.837	0	0	0	0	0	758.837
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	176.473	0	0	0	0	0	176.473
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	179.316	0	0	0	0	0	179.316
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	169.231	0	0	0	0	0	169.231
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.743.892	0	0	0	0	0	2.743.892
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	654.834	0	0	0	0	0	654.834
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	220.210	0	0	0	0	0	220.210
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	143.072	0	0	0	0	0	143.072
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de	90.300	0	0	0	0	0	90.300

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				dirección							
401	07	00	00	Asistencia socio-económica	102.039.882	0	0	0	0	0	102.039.882
401	07	02	00	Becas a empleados	2.138.191	0	0	0	0	0	2.138.191
401	07	03	00	Ayudas por matrimonio a empleados	4.500	0	0	0	0	0	4.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	29.000	0	0	0	0	0	29.000
401	07	05	00	Ayudas por defunción a empleados	46.345	0	0	0	0	0	46.345
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.000.000	0	0	0	0	0	9.000.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	37.963.434	0	0	0	0	0	37.963.434
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	656.900	0	0	0	0	0	656.900
401	07	10	00	Dotación de uniformes a empleados	9.132.770	0	0	0	0	0	9.132.770
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	405.000	0	0	0	0	0	405.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	400.000	0	0	0	0	0	400.000
401	07	18	00	Becas a obreros	503.640	0	0	0	0	0	503.640
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.000	0	0	0	0	0	5.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.473.975	0	0	0	0	0	1.473.975
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	5.861.870	0	0	0	0	0	5.861.870
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	90.000	0	0	0	0	0	90.000
401	07	26	00	Dotación de uniformes a obreros	1.824.187	0	0	0	0	0	1.824.187
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	45.000	0	0	0	0	0	45.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	117.700	0	0	0	0	0	117.700
401	07	33	00	Asistencia socio-económica al personal contratado	31.664.120	0	0	0	0	0	31.664.120
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	677.250	0	0	0	0	0	677.250
401	08	00	00	Prestaciones sociales e indemnizaciones	38.101.598	0	0	0	0	0	38.101.598
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	26.000.000	0	0	0	0	0	26.000.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.306.595	0	0	0	0	0	3.306.595
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.099.601	0	0	0	0	0	7.099.601
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.695.402	0	0	0	0	0	1.695.402
403	**00**	**00**	**00**	**Servicios no personales**	**2.404.759**	**0**	**0**	**0**	**0**	**0**	**2.404.759**
403	10	00	00	Servicios profesionales y técnicos	1.500.000	0	0	0	0	0	1.500.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.500.000	0	0	0	0	0	1.500.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	904.759	0	0	0	0	0	904.759

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	904.759	0	0	0	0	0	904.759
				Totales	**388.270.749**	**0**	**0**	**0**	**0**	**0**	**388.270.749**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 060001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**385.865.990**	**0**	**0**	**0**	**0**	**0**	**385.865.990**
401	01	00	00	Sueldos, salarios y otras retribuciones	76.074.980	0	0	0	0	0	76.074.980
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	30.837.268	0	0	0	0	0	30.837.268
401	01	03	00	Suplencias a empleados	300.000	0	0	0	0	0	300.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.608.300	0	0	0	0	0	6.608.300
401	01	12	00	Salarios a obreros en puestos no permanentes	320.000	0	0	0	0	0	320.000
401	01	13	00	Suplencias a obreros	250.000	0	0	0	0	0	250.000
401	01	18	00	Remuneraciones al personal contratado	26.500.000	0	0	0	0	0	26.500.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	56.295	0	0	0	0	0	56.295
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	551.514	0	0	0	0	0	551.514
401	01	99	00	Otras retribuciones	10.651.603	0	0	0	0	0	10.651.603
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.261.276	0	0	0	0	0	5.261.276
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.261.276	0	0	0	0	0	5.261.276
401	03	00	00	Primas	26.988.946	0	0	0	0	0	26.988.946
401	03	01	00	Primas por mérito a empleados	7.562.520	0	0	0	0	0	7.562.520
401	03	04	00	Primas por hijos a empleados	577.943	0	0	0	0	0	577.943
401	03	08	00	Primas de profesionalización a empleados	4.526.855	0	0	0	0	0	4.526.855
401	03	09	00	Primas por antigüedad a empleados	5.736.708	0	0	0	0	0	5.736.708
401	03	16	00	Primas por mérito a obreros	1.854.881	0	0	0	0	0	1.854.881
401	03	19	00	Primas por hijos de obreros	231.745	0	0	0	0	0	231.745
401	03	21	00	Primas por antigüedad a obreros	1.186.255	0	0	0	0	0	1.186.255
401	03	22	00	Primas de profesionalización a obreros	32.146	0	0	0	0	0	32.146
401	03	39	00	Primas por hijos al personal contratado	300.000	0	0	0	0	0	300.000
401	03	40	00	Primas de profesionalización al personal contratado	926.270	0	0	0	0	0	926.270
401	03	41	00	Primas por antigüedad al personal contratado	491.554	0	0	0	0	0	491.554
401	03	95	00	Otras primas al personal de alto nivel y de dirección	3.194.069	0	0	0	0	0	3.194.069
401	03	97	00	Otras primas a empleados	18.000	0	0	0	0	0	18.000
401	03	98	00	Otras primas a obreros	350.000	0	0	0	0	0	350.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 060001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	00	00	Complementos de sueldos y salarios	102.549.043	0	0	0	0	0	102.549.043
401	04	05	00	Complemento a empleados por gastos de representación	960	0	0	0	0	0	960
401	04	06	00	Complemento a empleados por comisión de servicios	3.093.273	0	0	0	0	0	3.093.273
401	04	08	00	Bono compensatorio de alimentación a empleados	20.640.080	0	0	0	0	0	20.640.080
401	04	09	00	Bono compensatorio de transporte a empleados	1.967.280	0	0	0	0	0	1.967.280
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	2.500.000	0	0	0	0	0	2.500.000
401	04	18	00	Bono compensatorio de alimentación a obreros	4.544.000	0	0	0	0	0	4.544.000
401	04	19	00	Bono compensatorio de transporte a obreros	504.000	0	0	0	0	0	504.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	3.500.000	0	0	0	0	0	3.500.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	16.480.000	0	0	0	0	0	16.480.000
401	04	27	00	Bono compensatorio de transporte al personal contratado	1.680.000	0	0	0	0	0	1.680.000
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	161.793	0	0	0	0	0	161.793
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	498.960	0	0	0	0	0	498.960
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	45.360	0	0	0	0	0	45.360
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.589.012	0	0	0	0	0	1.589.012
401	04	96	00	Otros complementos a empleados	26.000.000	0	0	0	0	0	26.000.000
401	04	97	00	Otrps complementos a obreros	5.344.325	0	0	0	0	0	5.344.325
401	04	98	00	Otros complementos al personal contratado	14.000.000	0	0	0	0	0	14.000.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	18.655.398	0	0	0	0	0	18.655.398
401	05	03	00	Bono vacacional a empleados	10.000.000	0	0	0	0	0	10.000.000
401	05	06	00	Bono vacacional a obreros	1.808.835	0	0	0	0	0	1.808.835
401	05	08	00	Bono vacacional al personal contratado	6.000.000	0	0	0	0	0	6.000.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	846.563	0	0	0	0	0	846.563
401	06	00	00	Aportes patronales y legales	16.194.867	0	0	0	0	0	16.194.867
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.752.660	0	0	0	0	0	5.752.660
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.796.679	0	0	0	0	0	1.796.679
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.812.343	0	0	0	0	0	1.812.343
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	1.697.020	0	0	0	0	0	1.697.020

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 060001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	758.837	0	0	0	0	0	758.837
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	176.473	0	0	0	0	0	176.473
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	179.316	0	0	0	0	0	179.316
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	169.231	0	0	0	0	0	169.231
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.743.892	0	0	0	0	0	2.743.892
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	654.834	0	0	0	0	0	654.834
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	220.210	0	0	0	0	0	220.210
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	143.072	0	0	0	0	0	143.072
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	90.300	0	0	0	0	0	90.300
401	07	00	00	Asistencia socio-económica	102.039.882	0	0	0	0	0	102.039.882
401	07	02	00	Becas a empleados	2.138.191	0	0	0	0	0	2.138.191
401	07	03	00	Ayudas por matrimonio a empleados	4.500	0	0	0	0	0	4.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	29.000	0	0	0	0	0	29.000
401	07	05	00	Ayudas por defunción a empleados	46.345	0	0	0	0	0	46.345
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	9.000.000	0	0	0	0	0	9.000.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	37.963.434	0	0	0	0	0	37.963.434
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	656.900	0	0	0	0	0	656.900
401	07	10	00	Dotación de uniformes a empleados	9.132.770	0	0	0	0	0	9.132.770
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	405.000	0	0	0	0	0	405.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	400.000	0	0	0	0	0	400.000
401	07	18	00	Becas a obreros	503.640	0	0	0	0	0	503.640
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.000	0	0	0	0	0	5.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.473.975	0	0	0	0	0	1.473.975
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	5.861.870	0	0	0	0	0	5.861.870
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	90.000	0	0	0	0	0	90.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 060001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	26	00	Dotación de uniformes a obreros	1.824.187	0	0	0	0	0	1.824.187
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	45.000	0	0	0	0	0	45.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	117.700	0	0	0	0	0	117.700
401	07	33	00	Asistencia socio-económica al personal contratado	31.664.120	0	0	0	0	0	31.664.120
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	677.250	0	0	0	0	0	677.250
401	08	00	00	Prestaciones sociales e indemnizaciones	38.101.598	0	0	0	0	0	38.101.598
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	26.000.000	0	0	0	0	0	26.000.000
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	3.306.595	0	0	0	0	0	3.306.595
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.099.601	0	0	0	0	0	7.099.601
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.695.402	0	0	0	0	0	1.695.402
403	**00**	**00**	**00**	**Servicios no personales**	**2.404.759**	**0**	**0**	**0**	**0**	**0**	**2.404.759**
403	10	00	00	Servicios profesionales y técnicos	1.500.000	0	0	0	0	0	1.500.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.500.000	0	0	0	0	0	1.500.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	904.759	0	0	0	0	0	904.759
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	904.759	0	0	0	0	0	904.759
				Totales	**388.270.749**	**0**	**0**	**0**	**0**	**0**	**388.270.749**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.265.612**	**0**	**0**	**0**	**0**	**0**	**16.265.612**
402	01	00	00	Productos alimenticios y agropecuarios	4.800.000	0	0	0	0	0	4.800.000
402	01	01	00	Alimentos y bebidas para personas	4.800.000	0	0	0	0	0	4.800.000
402	02	00	00	Productos de minas, canteras y yacimientos	6.880	0	0	0	0	0	6.880
402	02	02	00	Petróleo crudo y gas natural	525	0	0	0	0	0	525
402	02	05	00	Piedra, arcilla, arena y tierra	6.355	0	0	0	0	0	6.355
402	03	00	00	Textiles y vestuarios	1.427.461	0	0	0	0	0	1.427.461
402	03	01	00	Textiles	866.998	0	0	0	0	0	866.998
402	03	02	00	Prendas de vestir	554.900	0	0	0	0	0	554.900
402	03	03	00	Calzados	56	0	0	0	0	0	56
402	03	99	00	Otros productos textiles y vestuarios	5.507	0	0	0	0	0	5.507
402	04	00	00	Productos de cuero y caucho	144.599	0	0	0	0	0	144.599
402	04	02	00	Productos de cuero y sucedáneos del cuero	18.703	0	0	0	0	0	18.703
402	04	03	00	Cauchos y tripas para vehículos	125.896	0	0	0	0	0	125.896
402	05	00	00	Productos de papel, cartón e impresos	1.217.820	0	0	0	0	0	1.217.820
402	05	01	00	Pulpa de madera, papel y cartón	409.044	0	0	0	0	0	409.044
402	05	02	00	Envases y cajas de papel y cartón	131.805	0	0	0	0	0	131.805
402	05	03	00	Productos de papel y cartón para oficina	415.353	0	0	0	0	0	415.353
402	05	04	00	Libros, revistas y periódicos	99.048	0	0	0	0	0	99.048
402	05	05	00	Material de enseñanza	975	0	0	0	0	0	975
402	05	06	00	Productos de papel y cartón para computación	300	0	0	0	0	0	300
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	161.095	0	0	0	0	0	161.095
402	05	99	00	Otros productos de pulpa, papel y cartón	200	0	0	0	0	0	200
402	06	00	00	Productos químicos y derivados	934.871	0	0	0	0	0	934.871
402	06	01	00	Sustancias químicas y de uso industrial	22.388	0	0	0	0	0	22.388
402	06	02	00	Abonos, plaguicidas y otros	5.275	0	0	0	0	0	5.275
402	06	03	00	Tintas, pinturas y colorantes	164.314	0	0	0	0	0	164.314
402	06	04	00	Productos farmacéuticos y medicamentos	136.886	0	0	0	0	0	136.886
402	06	05	00	Productos de tocador	20.391	0	0	0	0	0	20.391
402	06	06	00	Combustibles y lubricantes	120.575	0	0	0	0	0	120.575
402	06	08	00	Productos plásticos	423.038	0	0	0	0	0	423.038
402	06	99	00	Otros productos de la industria química y conexos	42.004	0	0	0	0	0	42.004
402	07	00	00	Productos minerales no metálicos	12.822	0	0	0	0	0	12.822

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	01	00	Productos de barro, loza y porcelana	181	0	0	0	0	0	181
402	07	02	00	Vidrios y productos de vidrio	4.122	0	0	0	0	0	4.122
402	07	03	00	Productos de arcilla para construcción	2.161	0	0	0	0	0	2.161
402	07	04	00	Cemento, cal y yeso	6.227	0	0	0	0	0	6.227
402	07	99	00	Otros productos minerales no metálicos	131	0	0	0	0	0	131
402	08	00	00	Productos metálicos	730.674	0	0	0	0	0	730.674
402	08	01	00	Productos primarios de hierro y acero	281.325	0	0	0	0	0	281.325
402	08	02	00	Productos de metales no ferrosos	145.543	0	0	0	0	0	145.543
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	136.621	0	0	0	0	0	136.621
402	08	04	00	Productos metálicos estructurales	2.283	0	0	0	0	0	2.283
402	08	05	00	Materiales de orden público, seguridad y defensa	12.800	0	0	0	0	0	12.800
402	08	08	00	Material de educación	1.238	0	0	0	0	0	1.238
402	08	09	00	Repuestos y accesorios para equipos de transporte	90.373	0	0	0	0	0	90.373
402	08	10	00	Repuestos y accesorios para otros equipos	37.107	0	0	0	0	0	37.107
402	08	99	00	Otros productos metálicos	23.384	0	0	0	0	0	23.384
402	09	00	00	Productos de madera	203.144	0	0	0	0	0	203.144
402	09	01	00	Productos primarios de madera	195.656	0	0	0	0	0	195.656
402	09	99	00	Otros productos de madera	7.488	0	0	0	0	0	7.488
402	10	00	00	Productos varios y útiles diversos	6.357.742	0	0	0	0	0	6.357.742
402	10	01	00	Artículos de deporte, recreación y juguetes	279.010	0	0	0	0	0	279.010
402	10	02	00	Materiales y útiles de limpieza y aseo	188.703	0	0	0	0	0	188.703
402	10	03	00	Utensilios de cocina y comedor	336.573	0	0	0	0	0	336.573
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	108.920	0	0	0	0	0	108.920
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	573.039	0	0	0	0	0	573.039
402	10	06	00	Condecoraciones, ofrendas y similares	97.508	0	0	0	0	0	97.508
402	10	07	00	Productos de seguridad en el trabajo	181.190	0	0	0	0	0	181.190
402	10	08	00	Materiales para equipos de computación	3.000.000	0	0	0	0	0	3.000.000
402	10	09	00	Especies timbradas y valores	208	0	0	0	0	0	208
402	10	10	00	Útiles religiosos	3.302	0	0	0	0	0	3.302
402	10	11	00	Materiales eléctricos	494.067	0	0	0	0	0	494.067
402	10	12	00	Materiales para instalaciones sanitarias	83.003	0	0	0	0	0	83.003
402	10	13	00	Materiales fotográficos	12.219	0	0	0	0	0	12.219
402	10	99	00	Otros productos y útiles diversos	1.000.000	0	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	429.599	0	0	0	0	0	429.599
402	99	01	00	Otros materiales y suministros	429.599	0	0	0	0	0	429.599
403	**00**	**00**	**00**	**Servicios no personales**	**87.756.163**	**0**	**0**	**0**	**0**	**0**	**87.756.163**
403	01	00	00	Alquileres de inmuebles	11.042	0	0	0	0	0	11.042
403	01	01	00	Alquileres de edificios y locales	11.042	0	0	0	0	0	11.042
403	02	00	00	Alquileres de maquinaria y equipos	1.819.550	0	0	0	0	0	1.819.550
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	797.033	0	0	0	0	0	797.033
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	15.967	0	0	0	0	0	15.967
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	2.616	0	0	0	0	0	2.616
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	387.365	0	0	0	0	0	387.365
403	02	99	00	Alquileres de otras maquinaria y equipos	616.569	0	0	0	0	0	616.569
403	04	00	00	Servicios básicos	7.784.997	0	0	0	0	0	7.784.997
403	04	01	00	Electricidad	600.436	0	0	0	0	0	600.436
403	04	03	00	Agua	140.622	0	0	0	0	0	140.622
403	04	04	00	Teléfonos	5.454.135	0	0	0	0	0	5.454.135
403	04	05	00	Servicio de comunicaciones	1.401.993	0	0	0	0	0	1.401.993
403	04	06	00	Servicio de aseo urbano y domiciliario	76.585	0	0	0	0	0	76.585
403	04	07	00	Servicio de condominio	111.226	0	0	0	0	0	111.226
403	06	00	00	Servicios de transporte y almacenaje	5.049.896	0	0	0	0	0	5.049.896
403	06	01	00	Fletes y embalajes	3.352.424	0	0	0	0	0	3.352.424
403	06	02	00	Almacenaje	1.664.134	0	0	0	0	0	1.664.134
403	06	03	00	Estacionamiento	31.481	0	0	0	0	0	31.481
403	06	04	00	Peaje	132	0	0	0	0	0	132
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.725	0	0	0	0	0	1.725
403	07	00	00	Servicios de información, impresión y relaciones públicas	23.605.997	0	0	0	0	0	23.605.997
403	07	01	00	Publicidad y propaganda	370.299	0	0	0	0	0	370.299
403	07	02	00	Imprenta y reproducción	6.664.892	0	0	0	0	0	6.664.892
403	07	03	00	Relaciones sociales	16.252.293	0	0	0	0	0	16.252.293
403	07	04	00	Avisos	318.513	0	0	0	0	0	318.513
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.921.522	0	0	0	0	0	3.921.522
403	08	01	00	Primas y gastos de seguros	3.921.522	0	0	0	0	0	3.921.522
403	09	00	00	Viáticos y pasajes	17.124.527	0	0	0	0	0	17.124.527
403	09	01	00	Viáticos y pasajes dentro del país	124.527	0	0	0	0	0	124.527

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	02	00	Viáticos y pasajes fuera del pais	17.000.000	0	0	0	0	0	17.000.000
403	10	00	00	Servicios profesionales y técnicos	1.657.011	0	0	0	0	0	1.657.011
403	10	04	00	Servicios de ingeniería y arquitectónicos	33.134	0	0	0	0	0	33.134
403	10	09	00	Servicios de lavandería y tintorería	5.761	0	0	0	0	0	5.761
403	10	10	00	Servicios de vigilancia	94.480	0	0	0	0	0	94.480
403	10	99	00	Otros servicios profesionales y técnicos	1.523.636	0	0	0	0	0	1.523.636
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.056.634	0	0	0	0	0	2.056.634
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.200.000	0	0	0	0	0	1.200.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.809	0	0	0	0	0	10.809
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	699.634	0	0	0	0	0	699.634
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	146.191	0	0	0	0	0	146.191
403	12	00	00	Conservación y reparaciones menores de obras	12.000.000	0	0	0	0	0	12.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	12.000.000	0	0	0	0	0	12.000.000
403	15	00	00	Servicios fiscales	1.130.307	0	0	0	0	0	1.130.307
403	15	02	00	Tasas y otros derechos obligatorios	627.598	0	0	0	0	0	627.598
403	15	99	00	Otros servicios fiscales	502.709	0	0	0	0	0	502.709
403	16	00	00	Servicios de diversión, esparcimiento y culturales	5.535.547	0	0	0	0	0	5.535.547
403	16	01	00	Servicios de diversión, esparcimiento y culturales	5.535.547	0	0	0	0	0	5.535.547
403	18	00	00	Impuestos indirectos	5.000.000	0	0	0	0	0	5.000.000
403	18	01	00	Impuesto al valor agregado	5.000.000	0	0	0	0	0	5.000.000
403	99	00	00	Otros servicios no personales	1.059.133	0	0	0	0	0	1.059.133
403	99	01	00	Otros servicios no personales	1.059.133	0	0	0	0	0	1.059.133
404	**00**	**00**	**00**	**Activos reales**	**14.340.877**	**0**	**0**	**0**	**0**	**0**	**14.340.877**
404	01	00	00	Repuestos y reparaciones mayores	1.170.025	0	0	0	0	0	1.170.025
404	01	01	00	Repuestos mayores	170.025	0	0	0	0	0	170.025
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	158.930	0	0	0	0	0	158.930
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	11.095	0	0	0	0	0	11.095
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.000.000	0	0	0	0	0	1.000.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	335.916	0	0	0	0	0	335.916
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	18.390	0	0	0	0	0	18.390
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	15.279	0	0	0	0	0	15.279

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	192.820	0	0	0	0	0	192.820
404	03	05	00	Maquinaria y equipos industriales y de taller	36.547	0	0	0	0	0	36.547
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	72.880	0	0	0	0	0	72.880
404	04	00	00	Equipos de transporte, tracción y elevación	408.549	0	0	0	0	0	408.549
404	04	01	00	Vehículos automotores terrestres	363.053	0	0	0	0	0	363.053
404	04	03	00	Equipos marítimos de transporte	36.652	0	0	0	0	0	36.652
404	04	05	00	Vehículos de tracción no motorizados	8.844	0	0	0	0	0	8.844
404	05	00	00	Equipos de comunicaciones y de señalamiento	730.084	0	0	0	0	0	730.084
404	05	01	00	Equipos de telecomunicaciones	722.464	0	0	0	0	0	722.464
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	7.620	0	0	0	0	0	7.620
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	57.905	0	0	0	0	0	57.905
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	56.772	0	0	0	0	0	56.772
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	1.133	0	0	0	0	0	1.133
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	228.608	0	0	0	0	0	228.608
404	07	02	00	Equipos de enseñanza, deporte y recreación	26.524	0	0	0	0	0	26.524
404	07	03	00	Obras de arte	202.084	0	0	0	0	0	202.084
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.059.094	0	0	0	0	0	6.059.094
404	09	01	00	Mobiliario y equipos de oficina	3.198.259	0	0	0	0	0	3.198.259
404	09	02	00	Equipos de computación	1.346.159	0	0	0	0	0	1.346.159
404	09	03	00	Mobiliario y equipos de alojamiento	1.303.794	0	0	0	0	0	1.303.794
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	210.882	0	0	0	0	0	210.882
404	12	00	00	Activos intangibles	84.506	0	0	0	0	0	84.506
404	12	04	00	Paquetes y programas de computación	34.506	0	0	0	0	0	34.506
404	12	99	00	Otros activos intangibles	50.000	0	0	0	0	0	50.000
404	99	00	00	Otros activos reales	5.266.190	0	0	0	0	0	5.266.190
404	99	01	00	Otros activos reales	5.266.190	0	0	0	0	0	5.266.190
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	1.000.000	0	0	0	0	0	1.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	1.000.000	0	0	0	0	0	1.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.524.890**	**0**	**0**	**0**	**0**	**0**	**1.524.890**
407	01	00	00	Transferencias y donaciones corrientes internas	1.524.890	0	0	0	0	0	1.524.890
407	01	01	00	Transferencias corrientes internas al sector privado	329.410	0	0	0	0	0	329.410
407	01	01	04	Becas universitarias en el país	322.920	0	0	0	0	0	322.920

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	06	Becas para estudios en el extranjero	6.490	0	0	0	0	0	6.490
407	01	02	00	Donaciones corrientes internas al sector privado	1.195.480	0	0	0	0	0	1.195.480
407	01	02	01	Donaciones corrientes a personas	1.195.480	0	0	0	0	0	1.195.480
411	**00**	**00**	**00**	**Disminución de pasivos**	**6.193.778**	**0**	**0**	**0**	**0**	**0**	**6.193.778**
411	11	00	00	Obligaciones de ejercicios anteriores	6.193.778	0	0	0	0	0	6.193.778
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.775.364	0	0	0	0	0	1.775.364
411	11	05	00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	4.418.414	0	0	0	0	0	4.418.414
				Totales	**127.081.320**	**0**	**0**	**0**	**0**	**0**	**127.081.320**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 060002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.265.612**	**0**	**0**	**0**	**0**	**0**	**16.265.612**
402	01	00	00	Productos alimenticios y agropecuarios	4.800.000	0	0	0	0	0	4.800.000
402	01	01	00	Alimentos y bebidas para personas	4.800.000	0	0	0	0	0	4.800.000
402	02	00	00	Productos de minas, canteras y yacimientos	6.880	0	0	0	0	0	6.880
402	02	02	00	Petróleo crudo y gas natural	525	0	0	0	0	0	525
402	02	05	00	Piedra, arcilla, arena y tierra	6.355	0	0	0	0	0	6.355
402	03	00	00	Textiles y vestuarios	1.427.461	0	0	0	0	0	1.427.461
402	03	01	00	Textiles	866.998	0	0	0	0	0	866.998
402	03	02	00	Prendas de vestir	554.900	0	0	0	0	0	554.900
402	03	03	00	Calzados	56	0	0	0	0	0	56
402	03	99	00	Otros productos textiles y vestuarios	5.507	0	0	0	0	0	5.507
402	04	00	00	Productos de cuero y caucho	144.599	0	0	0	0	0	144.599
402	04	02	00	Productos de cuero y sucedáneos del cuero	18.703	0	0	0	0	0	18.703
402	04	03	00	Cauchos y tripas para vehículos	125.896	0	0	0	0	0	125.896
402	05	00	00	Productos de papel, cartón e impresos	1.217.820	0	0	0	0	0	1.217.820
402	05	01	00	Pulpa de madera, papel y cartón	409.044	0	0	0	0	0	409.044
402	05	02	00	Envases y cajas de papel y cartón	131.805	0	0	0	0	0	131.805
402	05	03	00	Productos de papel y cartón para oficina	415.353	0	0	0	0	0	415.353
402	05	04	00	Libros, revistas y periódicos	99.048	0	0	0	0	0	99.048
402	05	05	00	Material de enseñanza	975	0	0	0	0	0	975
402	05	06	00	Productos de papel y cartón para computación	300	0	0	0	0	0	300
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	161.095	0	0	0	0	0	161.095
402	05	99	00	Otros productos de pulpa, papel y cartón	200	0	0	0	0	0	200
402	06	00	00	Productos químicos y derivados	934.871	0	0	0	0	0	934.871
402	06	01	00	Sustancias químicas y de uso industrial	22.388	0	0	0	0	0	22.388
402	06	02	00	Abonos, plaguicidas y otros	5.275	0	0	0	0	0	5.275
402	06	03	00	Tintas, pinturas y colorantes	164.314	0	0	0	0	0	164.314
402	06	04	00	Productos farmacéuticos y medicamentos	136.886	0	0	0	0	0	136.886

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 060002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	05	00	Productos de tocador	20.391	0	0	0	0	0	20.391
402	06	06	00	Combustibles y lubricantes	120.575	0	0	0	0	0	120.575
402	06	08	00	Productos plásticos	423.038	0	0	0	0	0	423.038
402	06	99	00	Otros productos de la industria química y conexos	42.004	0	0	0	0	0	42.004
402	07	00	00	Productos minerales no metálicos	12.822	0	0	0	0	0	12.822
402	07	01	00	Productos de barro, loza y porcelana	181	0	0	0	0	0	181
402	07	02	00	Vidrios y productos de vidrio	4.122	0	0	0	0	0	4.122
402	07	03	00	Productos de arcilla para construcción	2.161	0	0	0	0	0	2.161
402	07	04	00	Cemento, cal y yeso	6.227	0	0	0	0	0	6.227
402	07	99	00	Otros productos minerales no metálicos	131	0	0	0	0	0	131
402	08	00	00	Productos metálicos	730.674	0	0	0	0	0	730.674
402	08	01	00	Productos primarios de hierro y acero	281.325	0	0	0	0	0	281.325
402	08	02	00	Productos de metales no ferrosos	145.543	0	0	0	0	0	145.543
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	136.621	0	0	0	0	0	136.621
402	08	04	00	Productos metálicos estructurales	2.283	0	0	0	0	0	2.283
402	08	05	00	Materiales de orden público, seguridad y defensa	12.800	0	0	0	0	0	12.800
402	08	08	00	Material de educación	1.238	0	0	0	0	0	1.238
402	08	09	00	Repuestos y accesorios para equipos de transporte	90.373	0	0	0	0	0	90.373
402	08	10	00	Repuestos y accesorios para otros equipos	37.107	0	0	0	0	0	37.107
402	08	99	00	Otros productos metálicos	23.384	0	0	0	0	0	23.384
402	09	00	00	Productos de madera	203.144	0	0	0	0	0	203.144
402	09	01	00	Productos primarios de madera	195.656	0	0	0	0	0	195.656
402	09	99	00	Otros productos de madera	7.488	0	0	0	0	0	7.488
402	10	00	00	Productos varios y útiles diversos	6.357.742	0	0	0	0	0	6.357.742
402	10	01	00	Artículos de deporte, recreación y juguetes	279.010	0	0	0	0	0	279.010
402	10	02	00	Materiales y útiles de limpieza y aseo	188.703	0	0	0	0	0	188.703
402	10	03	00	Utensilios de cocina y comedor	336.573	0	0	0	0	0	336.573
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	108.920	0	0	0	0	0	108.920

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 060002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	573.039	0	0	0	0	0	573.039
402	10	06	00	Condecoraciones, ofrendas y similares	97.508	0	0	0	0	0	97.508
402	10	07	00	Productos de seguridad en el trabajo	181.190	0	0	0	0	0	181.190
402	10	08	00	Materiales para equipos de computación	3.000.000	0	0	0	0	0	3.000.000
402	10	09	00	Especies timbradas y valores	208	0	0	0	0	0	208
402	10	10	00	Útiles religiosos	3.302	0	0	0	0	0	3.302
402	10	11	00	Materiales eléctricos	494.067	0	0	0	0	0	494.067
402	10	12	00	Materiales para instalaciones sanitarias	83.003	0	0	0	0	0	83.003
402	10	13	00	Materiales fotográficos	12.219	0	0	0	0	0	12.219
402	10	99	00	Otros productos y útiles diversos	1.000.000	0	0	0	0	0	1.000.000
402	99	00	00	Otros materiales y suministros	429.599	0	0	0	0	0	429.599
402	99	01	00	Otros materiales y suministros	429.599	0	0	0	0	0	429.599
403	**00**	**00**	**00**	**Servicios no personales**	**87.756.163**	**0**	**0**	**0**	**0**	**0**	**87.756.163**
403	01	00	00	Alquileres de inmuebles	11.042	0	0	0	0	0	11.042
403	01	01	00	Alquileres de edificios y locales	11.042	0	0	0	0	0	11.042
403	02	00	00	Alquileres de maquinaria y equipos	1.819.550	0	0	0	0	0	1.819.550
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	797.033	0	0	0	0	0	797.033
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	15.967	0	0	0	0	0	15.967
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	2.616	0	0	0	0	0	2.616
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	387.365	0	0	0	0	0	387.365
403	02	99	00	Alquileres de otras maquinaria y equipos	616.569	0	0	0	0	0	616.569
403	04	00	00	Servicios básicos	7.784.997	0	0	0	0	0	7.784.997
403	04	01	00	Electricidad	600.436	0	0	0	0	0	600.436
403	04	03	00	Agua	140.622	0	0	0	0	0	140.622
403	04	04	00	Teléfonos	5.454.135	0	0	0	0	0	5.454.135
403	04	05	00	Servicio de comunicaciones	1.401.993	0	0	0	0	0	1.401.993
403	04	06	00	Servicio de aseo urbano y domiciliario	76.585	0	0	0	0	0	76.585
403	04	07	00	Servicio de condominio	111.226	0	0	0	0	0	111.226

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 060002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	5.049.896	0	0	0	0	0	5.049.896
403	06	01	00	Fletes y embalajes	3.352.424	0	0	0	0	0	3.352.424
403	06	02	00	Almacenaje	1.664.134	0	0	0	0	0	1.664.134
403	06	03	00	Estacionamiento	31.481	0	0	0	0	0	31.481
403	06	04	00	Peaje	132	0	0	0	0	0	132
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.725	0	0	0	0	0	1.725
403	07	00	00	Servicios de información, impresión y relaciones públicas	23.605.997	0	0	0	0	0	23.605.997
403	07	01	00	Publicidad y propaganda	370.299	0	0	0	0	0	370.299
403	07	02	00	Imprenta y reproducción	6.664.892	0	0	0	0	0	6.664.892
403	07	03	00	Relaciones sociales	16.252.293	0	0	0	0	0	16.252.293
403	07	04	00	Avisos	318.513	0	0	0	0	0	318.513
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.921.522	0	0	0	0	0	3.921.522
403	08	01	00	Primas y gastos de seguros	3.921.522	0	0	0	0	0	3.921.522
403	09	00	00	Viáticos y pasajes	17.124.527	0	0	0	0	0	17.124.527
403	09	01	00	Viáticos y pasajes dentro del país	124.527	0	0	0	0	0	124.527
403	09	02	00	Viáticos y pasajes fuera del país	17.000.000	0	0	0	0	0	17.000.000
403	10	00	00	Servicios profesionales y técnicos	1.657.011	0	0	0	0	0	1.657.011
403	10	04	00	Servicios de ingeniería y arquitectónicos	33.134	0	0	0	0	0	33.134
403	10	09	00	Servicios de lavandería y tintorería	5.761	0	0	0	0	0	5.761
403	10	10	00	Servicios de vigilancia	94.480	0	0	0	0	0	94.480
403	10	99	00	Otros servicios profesionales y técnicos	1.523.636	0	0	0	0	0	1.523.636
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.056.634	0	0	0	0	0	2.056.634
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.200.000	0	0	0	0	0	1.200.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.809	0	0	0	0	0	10.809
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	699.634	0	0	0	0	0	699.634
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	146.191	0	0	0	0	0	146.191
403	12	00	00	Conservación y reparaciones menores de obras	12.000.000	0	0	0	0	0	12.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	12.000.000	0	0	0	0	0	12.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 060002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	15	00	00	Servicios fiscales	1.130.307	0	0	0	0	0	1.130.307
403	15	02	00	Tasas y otros derechos obligatorios	627.598	0	0	0	0	0	627.598
403	15	99	00	Otros servicios fiscales	502.709	0	0	0	0	0	502.709
403	16	00	00	Servicios de diversión, esparcimiento y culturales	5.535.547	0	0	0	0	0	5.535.547
403	16	01	00	Servicios de diversión, esparcimiento y culturales	5.535.547	0	0	0	0	0	5.535.547
403	18	00	00	Impuestos indirectos	5.000.000	0	0	0	0	0	5.000.000
403	18	01	00	Impuesto al valor agregado	5.000.000	0	0	0	0	0	5.000.000
403	99	00	00	Otros servicios no personales	1.059.133	0	0	0	0	0	1.059.133
403	99	01	00	Otros servicios no personales	1.059.133	0	0	0	0	0	1.059.133
404	**00**	**00**	**00**	**Activos reales**	**14.340.877**	**0**	**0**	**0**	**0**	**0**	**14.340.877**
404	01	00	00	Repuestos y reparaciones mayores	1.170.025	0	0	0	0	0	1.170.025
404	01	01	00	Repuestos mayores	170.025	0	0	0	0	0	170.025
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	158.930	0	0	0	0	0	158.930
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	11.095	0	0	0	0	0	11.095
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.000.000	0	0	0	0	0	1.000.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	335.916	0	0	0	0	0	335.916
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	18.390	0	0	0	0	0	18.390
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	15.279	0	0	0	0	0	15.279
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	192.820	0	0	0	0	0	192.820
404	03	05	00	Maquinaria y equipos industriales y de taller	36.547	0	0	0	0	0	36.547
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	72.880	0	0	0	0	0	72.880
404	04	00	00	Equipos de transporte, tracción y elevación	408.549	0	0	0	0	0	408.549
404	04	01	00	Vehículos automotores terrestres	363.053	0	0	0	0	0	363.053
404	04	03	00	Equipos marítimos de transporte	36.652	0	0	0	0	0	36.652
404	04	05	00	Vehículos de tracción no motorizados	8.844	0	0	0	0	0	8.844
404	05	00	00	Equipos de comunicaciones y de señalamiento	730.084	0	0	0	0	0	730.084
404	05	01	00	Equipos de telecomunicaciones	722.464	0	0	0	0	0	722.464

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 060002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	7.620	0	0	0	0	0	7.620
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	57.905	0	0	0	0	0	57.905
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	56.772	0	0	0	0	0	56.772
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	1.133	0	0	0	0	0	1.133
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	228.608	0	0	0	0	0	228.608
404	07	02	00	Equipos de enseñanza, deporte y recreación	26.524	0	0	0	0	0	26.524
404	07	03	00	Obras de arte	202.084	0	0	0	0	0	202.084
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.059.094	0	0	0	0	0	6.059.094
404	09	01	00	Mobiliario y equipos de oficina	3.198.259	0	0	0	0	0	3.198.259
404	09	02	00	Equipos de computación	1.346.159	0	0	0	0	0	1.346.159
404	09	03	00	Mobiliario y equipos de alojamiento	1.303.794	0	0	0	0	0	1.303.794
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	210.882	0	0	0	0	0	210.882
404	12	00	00	Activos intangibles	84.506	0	0	0	0	0	84.506
404	12	04	00	Paquetes y programas de computación	34.506	0	0	0	0	0	34.506
404	12	99	00	Otros activos intangibles	50.000	0	0	0	0	0	50.000
404	99	00	00	Otros activos reales	5.266.190	0	0	0	0	0	5.266.190
404	99	01	00	Otros activos reales	5.266.190	0	0	0	0	0	5.266.190
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	1.000.000	0	0	0	0	0	1.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	1.000.000	0	0	0	0	0	1.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**329.410**	**0**	**0**	**0**	**0**	**0**	**329.410**
407	01	00	00	Transferencias y donaciones corrientes internas	329.410	0	0	0	0	0	329.410
407	01	01	00	Transferencias corrientes internas al sector privado	329.410	0	0	0	0	0	329.410
407	01	01	04	Becas universitarias en el país	322.920	0	0	0	0	0	322.920
407	01	01	06	Becas para estudios en el extranjero	6.490	0	0	0	0	0	6.490
411	**00**	**00**	**00**	**Disminución de pasivos**	**6.193.778**	**0**	**0**	**0**	**0**	**0**	**6.193.778**
411	11	00	00	Obligaciones de ejercicios anteriores	6.193.778	0	0	0	0	0	6.193.778
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.775.364	0	0	0	0	0	1.775.364

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 060002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	11	05	00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	4.418.414	0	0	0	0	0	4.418.414
				Totales	**125.885.840**	**0**	**0**	**0**	**0**	**0**	**125.885.840**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 060002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.195.480**	**0**	**0**	**0**	**0**	**0**	**1.195.480**
407	01	00	00	Transferencias y donaciones corrientes internas	1.195.480	0	0	0	0	0	1.195.480
407	01	02	00	Donaciones corrientes internas al sector privado	1.195.480	0	0	0	0	0	1.195.480
407	01	02	01	Donaciones corrientes a personas	1.195.480	0	0	0	0	0	1.195.480
				Totales	**1.195.480**	**0**	**0**	**0**	**0**	**0**	**1.195.480**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**131.910.934**	**0**	**0**	**0**	**0**	**0**	**131.910.934**
407	01	00	00	Transferencias y donaciones corrientes internas	131.910.934	0	0	0	0	0	131.910.934
407	01	01	00	Transferencias corrientes internas al sector privado	131.910.934	0	0	0	0	0	131.910.934
407	01	01	01	Pensiones del personal empleado, obrero y militar	5.762.120	0	0	0	0	0	5.762.120
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	50.000.000	0	0	0	0	0	50.000.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	817.678	0	0	0	0	0	817.678
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.804.092	0	0	0	0	0	1.804.092
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.489.600	0	0	0	0	0	7.489.600
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	7.373.454	0	0	0	0	0	7.373.454
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	19.487.990	0	0	0	0	0	19.487.990
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	39.176.000	0	0	0	0	0	39.176.000
				Totales	**131.910.934**	**0**	**0**	**0**	**0**	**0**	**131.910.934**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES EXTERIORES **ACCIÓN CENTRALIZADA:** 060003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 060003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**131.910.934**	**0**	**0**	**0**	**0**	**0**	**131.910.934**
407	01	00	00	Transferencias y donaciones corrientes internas	131.910.934	0	0	0	0	0	131.910.934
407	01	01	00	Transferencias corrientes internas al sector privado	131.910.934	0	0	0	0	0	131.910.934
407	01	01	01	Pensiones del personal empleado, obrero y militar	5.762.120	0	0	0	0	0	5.762.120
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	50.000.000	0	0	0	0	0	50.000.000
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	817.678	0	0	0	0	0	817.678
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.804.092	0	0	0	0	0	1.804.092
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	7.489.600	0	0	0	0	0	7.489.600
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	7.373.454	0	0	0	0	0	7.373.454
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	19.487.990	0	0	0	0	0	19.487.990
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	39.176.000	0	0	0	0	0	39.176.000
				Totales	**131.910.934**	**0**	**0**	**0**	**0**	**0**	**131.910.934**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.326.099.058**	**0**	**0**	**2.757.543.544**	**0**	**0**	**8.083.642.602**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.836.356.364	0	0	1.351.977.103	0	0	3.188.333.467
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	256.655.222	0	0	0	0	0	256.655.222
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	2.096.413	0	0	0	0	0	2.096.413
401	01	03	00	Suplencias a empleados	2.528.051	0	0	0	0	0	2.528.051
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	220.370.581	0	0	0	0	0	220.370.581
401	01	13	00	Suplencias a obreros	2.185.425	0	0	0	0	0	2.185.425
401	01	18	00	Remuneraciones al personal contratado	39.737.366	0	0	0	0	0	39.737.366
401	01	20	00	Sueldo del personal militar profesional	928.362.324	0	0	969.141.973	0	0	1.897.504.297
401	01	21	00	Sueldo o ración del personal militar no profesional	373.920.982	0	0	372.335.130	0	0	746.256.112
401	01	30	00	Retribución al personal de reserva	10.500.000	0	0	10.500.000	0	0	21.000.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	139.005.430	0	0	0	0	0	139.005.430
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	80.948.283	0	0	0	0	0	80.948.283
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	75.550	0	0	0	0	0	75.550
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	57.981.597	0	0	0	0	0	57.981.597
401	03	00	00	Primas	526.494.821	0	0	417.456.056	0	0	943.950.877
401	03	01	00	Primas por mérito a empleados	419.333	0	0	0	0	0	419.333
401	03	02	00	Primas de transporte a empleados	283.159	0	0	0	0	0	283.159
401	03	03	00	Primas por hogar a empleados	696.880	0	0	0	0	0	696.880
401	03	04	00	Primas por hijos a empleados	936.030	0	0	0	0	0	936.030
401	03	07	00	Primas por categoría de escuelas a empleados	144.404	0	0	0	0	0	144.404
401	03	08	00	Primas de profesionalización a empleados	17.666.781	0	0	0	0	0	17.666.781
401	03	09	00	Primas por antigüedad a empleados	28.382.755	0	0	0	0	0	28.382.755
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.034.868	0	0	0	0	0	2.034.868
401	03	16	00	Primas por mérito a obreros	134.100	0	0	0	0	0	134.100
401	03	18	00	Primas por hogar a obreros	17.480	0	0	0	0	0	17.480
401	03	19	00	Primas por hijos de obreros	39.899	0	0	0	0	0	39.899
401	03	21	00	Primas por antigüedad a obreros	34.859.534	0	0	0	0	0	34.859.534
401	03	22	00	Primas de profesionalización a obreros	1.596.704	0	0	0	0	0	1.596.704
401	03	26	00	Primas por hijos al personal militar	13.810.717	0	0	13.895.427	0	0	27.706.144
401	03	27	00	Primas de profesionalización al personal militar	30.987.970	0	0	32.696.595	0	0	63.684.565

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	28	00	Primas por antigüedad al personal militar	6.609.870	0	0	7.201.038	0	0	13.810.908
401	03	29	00	Primas por potencial de ascenso al personal militar	834.914	0	0	1.321.723	0	0	2.156.637
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	142.253.932	0	0	152.567.194	0	0	294.821.126
401	03	97	00	Otras primas a empleados	26.399.714	0	0	0	0	0	26.399.714
401	03	98	00	Otras primas a obreros	15.652.847	0	0	0	0	0	15.652.847
401	03	99	00	Otras primas al personal militar	202.732.930	0	0	209.774.079	0	0	412.507.009
401	04	00	00	Complementos de sueldos y salarios	1.389.569.094	0	0	851.907.845	0	0	2.241.476.939
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	17.263.221	0	0	0	0	0	17.263.221
401	04	02	00	Complemento a empleados por trabajo nocturno	23.912.873	0	0	0	0	0	23.912.873
401	04	03	00	Complemento a empleados por gastos de alimentación	3.049.516	0	0	0	0	0	3.049.516
401	04	08	00	Bono compensatorio de alimentación a empleados	90.228.747	0	0	0	0	0	90.228.747
401	04	09	00	Bono compensatorio de transporte a empleados	59.850	0	0	0	0	0	59.850
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	5.541.635	0	0	0	0	0	5.541.635
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	6.534.737	0	0	0	0	0	6.534.737
401	04	18	00	Bono compensatorio de alimentación a obreros	101.933.343	0	0	0	0	0	101.933.343
401	04	19	00	Bono compensatorio de transporte a obreros	62.415	0	0	0	0	0	62.415
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	5.287.399	0	0	0	0	0	5.287.399
401	04	26	00	Bono compensatorio de alimentación al personal contratado	6.573.611	0	0	0	0	0	6.573.611
401	04	27	00	Bono compensatorio de transporte al personal contratado	287.749	0	0	0	0	0	287.749
401	04	32	00	Complemento al personal militar por gastos de alimentación	400.217.067	0	0	418.602.082	0	0	818.819.149
401	04	33	00	Complemento al personal militar por gastos de transporte	63.465.485	0	0	62.000.958	0	0	125.466.443
401	04	34	00	Complemento al personal militar en el exterior	120.749.998	0	0	0	0	0	120.749.998
401	04	35	00	Bono compensatorio de alimentación al personal militar	443.197.800	0	0	332.446.360	0	0	775.644.160
401	04	96	00	Otros complementos a empleados	36.420.914	0	0	0	0	0	36.420.914
401	04	97	00	Otros complementos a obreros	30.991.668	0	0	0	0	0	30.991.668
401	04	98	00	Otros complementos al personal contratado	3.417.946	0	0	0	0	0	3.417.946
401	04	99	00	Otros complementos al personal militar	30.373.120	0	0	38.858.445	0	0	69.231.565
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	624.186.411	0	0	0	0	0	624.186.411
401	05	03	00	Bono vacacional a empleados	89.558.181	0	0	0	0	0	89.558.181
401	05	06	00	Bono vacacional a obreros	59.178.262	0	0	0	0	0	59.178.262
401	05	08	00	Bono vacacional al personal contratado	5.611.874	0	0	0	0	0	5.611.874

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	10	00	Bono vacacional al personal militar	469.838.094	0	0	0	0	0	469.838.094
401	06	00	00	Aportes patronales y legales	143.177.186	0	0	29.074.259	0	0	172.251.445
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	37.987.905	0	0	0	0	0	37.987.905
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	12.437.677	0	0	0	0	0	12.437.677
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.441.756	0	0	0	0	0	8.441.756
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	8.387.842	0	0	0	0	0	8.387.842
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	27.040.014	0	0	0	0	0	27.040.014
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	9.013.338	0	0	0	0	0	9.013.338
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	6.008.892	0	0	0	0	0	6.008.892
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	6.008.892	0	0	0	0	0	6.008.892
401	06	19	00	Aporte patronal al Fondo de Ahorro Habitacional por personal militar	27.850.870	0	0	29.074.259	0	0	56.925.129
401	07	00	00	Asistencia socio-económica	474.555.541	0	0	107.128.281	0	0	581.683.822
401	07	01	00	Capacitación y adiestramiento a empleados	320.000	0	0	0	0	0	320.000
401	07	02	00	Becas a empleados	4.411.040	0	0	0	0	0	4.411.040
401	07	03	00	Ayudas por matrimonio a empleados	740.000	0	0	0	0	0	740.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.026.667	0	0	0	0	0	1.026.667
401	07	05	00	Ayudas por defunción a empleados	766.667	0	0	0	0	0	766.667
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.706.667	0	0	0	0	0	2.706.667
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	24.147.475	0	0	0	0	0	24.147.475
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	50.519.044	0	0	0	0	0	50.519.044
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.969.040	0	0	0	0	0	5.969.040
401	07	10	00	Dotación de uniformes a empleados	15.657.900	0	0	0	0	0	15.657.900
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	10.561.075	0	0	0	0	0	10.561.075
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.796.800	0	0	0	0	0	2.796.800
401	07	17	00	Capacitación y adiestramiento a obreros	80.000	0	0	0	0	0	80.000
401	07	18	00	Becas a obreros	4.282.400	0	0	0	0	0	4.282.400
401	07	19	00	Ayudas por matrimonio de obreros	610.000	0	0	0	0	0	610.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	886.667	0	0	0	0	0	886.667
401	07	21	00	Ayudas por defunción a obreros	530.000	0	0	0	0	0	530.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.773.333	0	0	0	0	0	1.773.333

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	20.536.515	0	0	0	0	0	20.536.515
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	34.608.399	0	0	0	0	0	34.608.399
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	7.211.640	0	0	0	0	0	7.211.640
401	07	26	00	Dotación de uniformes a obreros	17.675.700	0	0	0	0	0	17.675.700
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	11.564.592	0	0	0	0	0	11.564.592
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	4.055.360	0	0	0	0	0	4.055.360
401	07	33	00	Asistencia socio-económica al personal contratado	1.726.667	0	0	0	0	0	1.726.667
401	07	34	00	Capacitación y adiestramiento al personal militar	7.960.000	0	0	0	0	0	7.960.000
401	07	35	00	Becas al personal militar	8.064.160	0	0	0	0	0	8.064.160
401	07	36	00	Ayudas por matrimonio al personal militar	3.040.000	0	0	0	0	0	3.040.000
401	07	37	00	Ayudas por nacimiento de hijos al personal militar	5.488.000	0	0	0	0	0	5.488.000
401	07	38	00	Ayudas por defunción al personal militar	2.500.000	0	0	0	0	0	2.500.000
401	07	39	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal militar	11.200.000	0	0	0	0	0	11.200.000
401	07	40	00	Aporte patronal a caja de ahorro por personal militar	82.622.149	0	0	107.128.281	0	0	189.750.430
401	07	41	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios personal militar	2.745.578	0	0	0	0	0	2.745.578
401	07	42	00	Ayudas al personal militar para adquisición de uniformes y útiles escolares de sus hijos	38.950.000	0	0	0	0	0	38.950.000
401	07	43	00	Aportes para la adquisición de juguetes para los hijos del personal militar	18.326.528	0	0	0	0	0	18.326.528
401	07	44	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal militar	10.266.668	0	0	0	0	0	10.266.668
401	07	96	00	Otras subvenciones a empleados	3.831.333	0	0	0	0	0	3.831.333
401	07	97	00	Otras subvenciones a obreros	3.836.000	0	0	0	0	0	3.836.000
401	07	98	00	Otras subvenciones al personal militar	50.561.477	0	0	0	0	0	50.561.477
401	08	00	00	Prestaciones sociales e indemnizaciones	177.956.970	0	0	0	0	0	177.956.970
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	114.013.264	0	0	0	0	0	114.013.264
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	53.534.621	0	0	0	0	0	53.534.621
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	10.409.085	0	0	0	0	0	10.409.085
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	2.380.000	0	0	0	0	0	2.380.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	2.380.000	0	0	0	0	0	2.380.000
401	96	00	00	Otros gastos del personal empleado	851.874	0	0	0	0	0	851.874
401	96	01	00	Otros gastos del personal empleado	851.874	0	0	0	0	0	851.874
401	97	00	00	Otros gastos del personal obrero	1.388.167	0	0	0	0	0	1.388.167

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	97	01	00	Otros gastos del personal obrero	1.388.167	0	0	0	0	0	1.388.167
401	98	00	00	Otros gastos del personal militar	10.177.200	0	0	0	0	0	10.177.200
401	98	01	00	Otros gastos del personal militar	10.177.200	0	0	0	0	0	10.177.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.050.669.317**	**0**	**0**	**0**	**0**	**0**	**1.050.669.317**
402	01	00	00	Productos alimenticios y agropecuarios	86.610.385	0	0	0	0	0	86.610.385
402	01	01	00	Alimentos y bebidas para personas	85.049.531	0	0	0	0	0	85.049.531
402	01	02	00	Alimentos para animales	1.456.550	0	0	0	0	0	1.456.550
402	01	03	00	Productos agrícolas y pecuarios	104.304	0	0	0	0	0	104.304
402	02	00	00	Productos de minas, canteras y yacimientos	3.356.440	0	0	0	0	0	3.356.440
402	02	03	00	Mineral de hierro	5.000	0	0	0	0	0	5.000
402	02	04	00	Mineral no ferroso	1.800	0	0	0	0	0	1.800
402	02	05	00	Piedra, arcilla, arena y tierra	3.015.802	0	0	0	0	0	3.015.802
402	02	99	00	Otros productos de minas, canteras y yacimientos	333.838	0	0	0	0	0	333.838
402	03	00	00	Textiles y vestuarios	257.182.163	0	0	0	0	0	257.182.163
402	03	01	00	Textiles	45.826.767	0	0	0	0	0	45.826.767
402	03	02	00	Prendas de vestir	155.533.864	0	0	0	0	0	155.533.864
402	03	03	00	Calzados	52.857.059	0	0	0	0	0	52.857.059
402	03	99	00	Otros productos textiles y vestuarios	2.964.473	0	0	0	0	0	2.964.473
402	04	00	00	Productos de cuero y caucho	48.932.084	0	0	0	0	0	48.932.084
402	04	01	00	Cueros y pieles	235.845	0	0	0	0	0	235.845
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.230.000	0	0	0	0	0	1.230.000
402	04	03	00	Cauchos y tripas para vehículos	47.466.239	0	0	0	0	0	47.466.239
402	05	00	00	Productos de papel, cartón e impresos	55.254.492	0	0	0	0	0	55.254.492
402	05	01	00	Pulpa de madera, papel y cartón	8.086.765	0	0	0	0	0	8.086.765
402	05	02	00	Envases y cajas de papel y cartón	2.649.320	0	0	0	0	0	2.649.320
402	05	03	00	Productos de papel y cartón para oficina	28.762.620	0	0	0	0	0	28.762.620
402	05	04	00	Libros, revistas y periódicos	938.122	0	0	0	0	0	938.122
402	05	05	00	Material de enseñanza	714.599	0	0	0	0	0	714.599
402	05	06	00	Productos de papel y cartón para computación	6.489.132	0	0	0	0	0	6.489.132
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.597.998	0	0	0	0	0	7.597.998
402	05	99	00	Otros productos de pulpa, papel y cartón	15.936	0	0	0	0	0	15.936

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	222.689.830	0	0	0	0	0	222.689.830
402	06	01	00	Sustancias químicas y de uso industrial	15.789.620	0	0	0	0	0	15.789.620
402	06	02	00	Abonos, plaguicidas y otros	588.089	0	0	0	0	0	588.089
402	06	03	00	Tintas, pinturas y colorantes	27.861.627	0	0	0	0	0	27.861.627
402	06	04	00	Productos farmacéuticos y medicamentos	128.582.544	0	0	0	0	0	128.582.544
402	06	05	00	Productos de tocador	2.721.467	0	0	0	0	0	2.721.467
402	06	06	00	Combustibles y lubricantes	18.324.772	0	0	0	0	0	18.324.772
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.644.203	0	0	0	0	0	1.644.203
402	06	08	00	Productos plásticos	8.431.939	0	0	0	0	0	8.431.939
402	06	99	00	Otros productos de la industria química y conexos	18.745.569	0	0	0	0	0	18.745.569
402	07	00	00	Productos minerales no metálicos	5.145.960	0	0	0	0	0	5.145.960
402	07	01	00	Productos de barro, loza y porcelana	207.092	0	0	0	0	0	207.092
402	07	02	00	Vidrios y productos de vidrio	452.014	0	0	0	0	0	452.014
402	07	03	00	Productos de arcilla para construcción	1.259.220	0	0	0	0	0	1.259.220
402	07	04	00	Cemento, cal y yeso	3.211.290	0	0	0	0	0	3.211.290
402	07	99	00	Otros productos minerales no metálicos	16.344	0	0	0	0	0	16.344
402	08	00	00	Productos metálicos	106.893.141	0	0	0	0	0	106.893.141
402	08	01	00	Productos primarios de hierro y acero	2.265.582	0	0	0	0	0	2.265.582
402	08	02	00	Productos de metales no ferrosos	410.712	0	0	0	0	0	410.712
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	11.476.697	0	0	0	0	0	11.476.697
402	08	04	00	Productos metálicos estructurales	1.110.081	0	0	0	0	0	1.110.081
402	08	05	00	Materiales de orden público, seguridad y defensa	25.700.000	0	0	0	0	0	25.700.000
402	08	07	00	Material de señalamiento	251.256	0	0	0	0	0	251.256
402	08	08	00	Material de educación	938.994	0	0	0	0	0	938.994
402	08	09	00	Repuestos y accesorios para equipos de transporte	53.407.057	0	0	0	0	0	53.407.057
402	08	10	00	Repuestos y accesorios para otros equipos	11.257.297	0	0	0	0	0	11.257.297
402	08	99	00	Otros productos metálicos	75.465	0	0	0	0	0	75.465
402	09	00	00	Productos de madera	3.398.452	0	0	0	0	0	3.398.452
402	09	01	00	Productos primarios de madera	2.853.056	0	0	0	0	0	2.853.056
402	09	02	00	Muebles y accesorios de madera para edificaciones	545.396	0	0	0	0	0	545.396
402	10	00	00	Productos varios y útiles diversos	261.183.370	0	0	0	0	0	261.183.370

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	01	00	Artículos de deporte, recreación y juguetes	3.544.055	0	0	0	0	0	3.544.055
402	10	02	00	Materiales y útiles de limpieza y aseo	26.380.885	0	0	0	0	0	26.380.885
402	10	03	00	Utensilios de cocina y comedor	7.459.638	0	0	0	0	0	7.459.638
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	153.026.919	0	0	0	0	0	153.026.919
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.506.963	0	0	0	0	0	10.506.963
402	10	06	00	Condecoraciones, ofrendas y similares	6.433.548	0	0	0	0	0	6.433.548
402	10	07	00	Productos de seguridad en el trabajo	2.856.234	0	0	0	0	0	2.856.234
402	10	08	00	Materiales para equipos de computación	15.780.841	0	0	0	0	0	15.780.841
402	10	09	00	Especies timbradas y valores	12.000	0	0	0	0	0	12.000
402	10	10	00	Útiles religiosos	39.460	0	0	0	0	0	39.460
402	10	11	00	Materiales eléctricos	15.880.219	0	0	0	0	0	15.880.219
402	10	12	00	Materiales para instalaciones sanitarias	6.641.213	0	0	0	0	0	6.641.213
402	10	13	00	Materiales fotográficos	12.362.711	0	0	0	0	0	12.362.711
402	10	99	00	Otros productos y útiles diversos	258.684	0	0	0	0	0	258.684
402	99	00	00	Otros materiales y suministros	23.000	0	0	0	0	0	23.000
402	99	01	00	Otros materiales y suministros	23.000	0	0	0	0	0	23.000
403	**00**	**00**	**00**	**Servicios no personales**	**657.986.591**	**0**	**0**	**12.456.456**	**0**	**0**	**670.443.047**
403	01	00	00	Alquileres de inmuebles	110.865	0	0	0	0	0	110.865
403	01	01	00	Alquileres de edificios y locales	95.020	0	0	0	0	0	95.020
403	01	02	00	Alquileres de instalaciones culturales y recreativas	15.845	0	0	0	0	0	15.845
403	02	00	00	Alquileres de maquinaria y equipos	1.399.572	0	0	0	0	0	1.399.572
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	415.000	0	0	0	0	0	415.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	129.400	0	0	0	0	0	129.400
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	24.000	0	0	0	0	0	24.000
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	229.690	0	0	0	0	0	229.690
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	32.500	0	0	0	0	0	32.500
403	02	99	00	Alquileres de otras maquinaria y equipos	568.982	0	0	0	0	0	568.982
403	03	00	00	Derechos sobre bienes intangibles	278.301	0	0	0	0	0	278.301
403	03	03	00	Paquetes y programas de computación	278.301	0	0	0	0	0	278.301
403	04	00	00	Servicios básicos	91.217.526	0	0	0	0	0	91.217.526
403	04	01	00	Electricidad	29.038.000	0	0	0	0	0	29.038.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	02	00	Gas	789.794	0	0	0	0	0	789.794
403	04	03	00	Agua	33.468.580	0	0	0	0	0	33.468.580
403	04	04	00	Teléfonos	21.073.214	0	0	0	0	0	21.073.214
403	04	05	00	Servicio de comunicaciones	1.236.100	0	0	0	0	0	1.236.100
403	04	06	00	Servicio de aseo urbano y domiciliario	5.611.838	0	0	0	0	0	5.611.838
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	170.000	0	0	0	0	0	170.000
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	60.000	0	0	0	0	0	60.000
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	25.000	0	0	0	0	0	25.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	25.000	0	0	0	0	0	25.000
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	60.000	0	0	0	0	0	60.000
403	06	00	00	Servicios de transporte y almacenaje	1.345.231	0	0	0	0	0	1.345.231
403	06	01	00	Fletes y embalajes	1.054.981	0	0	0	0	0	1.054.981
403	06	03	00	Estacionamiento	99.000	0	0	0	0	0	99.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	191.250	0	0	0	0	0	191.250
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.807.021	0	0	0	0	0	2.807.021
403	07	01	00	Publicidad y propaganda	294.050	0	0	0	0	0	294.050
403	07	02	00	Imprenta y reproducción	1.862.757	0	0	0	0	0	1.862.757
403	07	03	00	Relaciones sociales	343.675	0	0	0	0	0	343.675
403	07	04	00	Avisos	306.539	0	0	0	0	0	306.539
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	57.880.064	0	0	0	0	0	57.880.064
403	08	01	00	Primas y gastos de seguros	57.814.549	0	0	0	0	0	57.814.549
403	08	02	00	Comisiones y gastos bancarios	65.515	0	0	0	0	0	65.515
403	09	00	00	Viáticos y pasajes	114.560.392	0	0	0	0	0	114.560.392
403	09	01	00	Viáticos y pasajes dentro del país	71.841.663	0	0	0	0	0	71.841.663
403	09	02	00	Viáticos y pasajes fuera del país	42.657.437	0	0	0	0	0	42.657.437
403	09	03	00	Asignación por kilómetros recorridos	61.292	0	0	0	0	0	61.292
403	10	00	00	Servicios profesionales y técnicos	7.625.962	0	0	0	0	0	7.625.962
403	10	01	00	Servicios jurídicos	149.000	0	0	0	0	0	149.000
403	10	03	00	Servicios de procesamiento de datos	845.601	0	0	0	0	0	845.601
403	10	04	00	Servicios de ingeniería y arquitectónicos	10.000	0	0	0	0	0	10.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	755.969	0	0	0	0	0	755.969

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	2.460.952	0	0	0	0	0	2.460.952
403	10	09	00	Servicios de lavandería y tintorería	1.000.132	0	0	0	0	0	1.000.132
403	10	10	00	Servicios de vigilancia	120.000	0	0	0	0	0	120.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.804.280	0	0	0	0	0	1.804.280
403	10	99	00	Otros servicios profesionales y técnicos	480.028	0	0	0	0	0	480.028
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	110.402.482	0	0	0	0	0	110.402.482
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	11.772.715	0	0	0	0	0	11.772.715
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	49.350.161	0	0	0	0	0	49.350.161
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.638.130	0	0	0	0	0	2.638.130
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	17.724.643	0	0	0	0	0	17.724.643
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	373.783	0	0	0	0	0	373.783
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	244.780	0	0	0	0	0	244.780
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	19.728.351	0	0	0	0	0	19.728.351
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	8.569.919	0	0	0	0	0	8.569.919
403	12	00	00	Conservación y reparaciones menores de obras	81.325.198	0	0	0	0	0	81.325.198
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	80.969.867	0	0	0	0	0	80.969.867
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	355.331	0	0	0	0	0	355.331
403	15	00	00	Servicios fiscales	904.578	0	0	0	0	0	904.578
403	15	01	00	Derechos de importación y servicios aduaneros	894.290	0	0	0	0	0	894.290
403	15	02	00	Tasas y otros derechos obligatorios	10.288	0	0	0	0	0	10.288
403	16	00	00	Servicios de diversión, esparcimiento y culturales	869.891	0	0	0	0	0	869.891
403	16	01	00	Servicios de diversión, esparcimiento y culturales	869.891	0	0	0	0	0	869.891
403	18	00	00	Impuestos indirectos	167.593.873	0	0	1.234.424	0	0	168.828.297
403	18	01	00	Impuesto al valor agregado	167.186.268	0	0	1.234.424	0	0	168.420.692
403	18	99	00	Otros impuestos indirectos	407.605	0	0	0	0	0	407.605
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	17.633.755	0	0	11.222.032	0	0	28.855.787
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	17.633.755	0	0	11.222.032	0	0	28.855.787
403	99	00	00	Otros servicios no personales	1.861.880	0	0	0	0	0	1.861.880
403	99	01	00	Otros servicios no personales	1.861.880	0	0	0	0	0	1.861.880
404	**00**	**00**	**00**	**Activos reales**	**133.738.940**	**8.600.000.000**	**0**	**0**	**0**	**0**	**8.733.738.940**

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	50.204.902	0	0	0	0	0	50.204.902
404	01	01	00	Repuestos mayores	33.386.052	0	0	0	0	0	33.386.052
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	9.058.270	0	0	0	0	0	9.058.270
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	22.789.265	0	0	0	0	0	22.789.265
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	538.517	0	0	0	0	0	538.517
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	1.000.000	0	0	0	0	0	1.000.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	16.818.850	0	0	0	0	0	16.818.850
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	4.550.000	0	0	0	0	0	4.550.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	8.380.000	0	0	0	0	0	8.380.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	1.939.500	0	0	0	0	0	1.939.500
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	250.000	0	0	0	0	0	250.000
404	01	02	06	Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional	82.500	0	0	0	0	0	82.500
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	66.850	0	0	0	0	0	66.850
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	1.550.000	0	0	0	0	0	1.550.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	1.500.000	0	0	0	0	0	1.500.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	1.500.000	0	0	0	0	0	1.500.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	13.557.570	0	0	0	0	0	13.557.570
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	1.040.000	0	0	0	0	0	1.040.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	2.500.000	0	0	0	0	0	2.500.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	584.800	0	0	0	0	0	584.800
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	5.896.484	0	0	0	0	0	5.896.484
404	03	05	00	Maquinaria y equipos industriales y de taller	1.632.286	0	0	0	0	0	1.632.286
404	03	06	00	Maquinaria y equipos de energía	1.404.000	0	0	0	0	0	1.404.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	500.000	0	0	0	0	0	500.000
404	04	00	00	Equipos de transporte, tracción y elevación	27.102.929	0	0	0	0	0	27.102.929
404	04	01	00	Vehículos automotores terrestres	23.102.929	0	0	0	0	0	23.102.929
404	04	03	00	Equipos marítimos de transporte	2.000.000	0	0	0	0	0	2.000.000
404	04	06	00	Equipos auxiliares de transporte	2.000.000	0	0	0	0	0	2.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.325.006	0	0	0	0	0	3.325.006
404	05	01	00	Equipos de telecomunicaciones	3.325.006	0	0	0	0	0	3.325.006

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	25.000	0	0	0	0	0	25.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	25.000	0	0	0	0	0	25.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.343.226	0	0	0	0	0	4.343.226
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.191.613	0	0	0	0	0	2.191.613
404	07	06	00	Instrumentos musicales y equipos de audio	2.001.613	0	0	0	0	0	2.001.613
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	0	150.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.694.000	8.600.000.000	0	0	0	0	8.601.694.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	1.094.000	8.600.000.000	0	0	0	0	8.601.094.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	600.000	0	0	0	0	0	600.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	27.904.694	0	0	0	0	0	27.904.694
404	09	01	00	Mobiliario y equipos de oficina	8.258.752	0	0	0	0	0	8.258.752
404	09	02	00	Equipos de computación	7.515.551	0	0	0	0	0	7.515.551
404	09	03	00	Mobiliario y equipos de alojamiento	11.101.511	0	0	0	0	0	11.101.511
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.028.880	0	0	0	0	0	1.028.880
404	11	00	00	Inmuebles, maquinaria y equipos usados	1.500.000	0	0	0	0	0	1.500.000
404	11	05	00	Adquisición de maquinaria y equipos usados	1.500.000	0	0	0	0	0	1.500.000
404	11	05	02	Equipos de transporte, tracción y elevación	850.000	0	0	0	0	0	850.000
404	11	05	03	Equipos de comunicaciones y de señalamiento	650.000	0	0	0	0	0	650.000
404	12	00	00	Activos intangibles	2.581.613	0	0	0	0	0	2.581.613
404	12	04	00	Paquetes y programas de computación	2.521.613	0	0	0	0	0	2.521.613
404	12	05	00	Estudios y proyectos	60.000	0	0	0	0	0	60.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**166.078.224**	**0**	**0**	**0**	**0**	**0**	**166.078.224**
406	01	00	00	Gastos de defensa y seguridad del Estado	166.078.224	0	0	0	0	0	166.078.224
406	01	01	00	Gastos de defensa y seguridad del Estado	166.078.224	0	0	0	0	0	166.078.224
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.362.944.873**	**0**	**0**	**230.000.000**	**0**	**0**	**2.592.944.873**
407	01	00	00	Transferencias y donaciones corrientes internas	2.362.830.333	0	0	230.000.000	0	0	2.592.830.333
407	01	01	00	Transferencias corrientes internas al sector privado	144.753.126	0	0	0	0	0	144.753.126
407	01	01	01	Pensiones del personal empleado, obrero y militar	32.290.848	0	0	0	0	0	32.290.848
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	96.181.372	0	0	0	0	0	96.181.372
407	01	01	04	Becas universitarias en el país	915.672	0	0	0	0	0	915.672
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	3.209.519	0	0	0	0	0	3.209.519

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	167.915	0	0	0	0	0	167.915
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	9.618.137	0	0	0	0	0	9.618.137
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.008.425	0	0	0	0	0	2.008.425
407	01	01	73	Subsidios a instituciones benéficas privadas	361.238	0	0	0	0	0	361.238
407	01	03	00	Transferencias corrientes internas al sector público	2.218.077.207	0	0	230.000.000	0	0	2.448.077.207
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	153.321.647	0	0	0	0	0	153.321.647
407	01	03	04	Transferencias corrientes a instituciones de protección social	74.363.244	0	0	0	0	0	74.363.244
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	1.990.392.316	0	0	230.000.000	0	0	2.220.392.316
407	02	00	00	Transferencias y donaciones corrientes al exterior	114.540	0	0	0	0	0	114.540
407	02	01	00	Transferencias corrientes al exterior	114.540	0	0	0	0	0	114.540
407	02	01	04	Transferencias corrientes a organismos internacionales	114.540	0	0	0	0	0	114.540
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.508.102**	**0**	**0**	**0**	**0**	**0**	**1.508.102**
411	11	00	00	Obligaciones de ejercicios anteriores	1.508.102	0	0	0	0	0	1.508.102
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.508.102	0	0	0	0	0	1.508.102
				Totales	**9.699.025.105**	**8.600.000.000**	**0**	**3.000.000.000**	**0**	**0**	**21.299.025.105**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114100 080058000 DEFENSORÍA PÚBLICA MILITAR

OBJETIVO DEL PROYECTO: ESTAR EN CONDICIONES DE APOYAR Y GARANTIZAR LA ESTABILIDAD DE LAS INSTITUCIONES DEMOCRÁTICAS EN EL MARCO JURÍDICO VIGENTE DE LA F.A.N

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 12.720

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.722.212**	**0**	**0**	**0**	**0**	**0**	**2.722.212**
402	01	00	00	Productos alimenticios y agropecuarios	2.141.951	0	0	0	0	0	2.141.951
402	01	01	00	Alimentos y bebidas para personas	2.141.951	0	0	0	0	0	2.141.951
402	04	00	00	Productos de cuero y caucho	68.471	0	0	0	0	0	68.471
402	04	03	00	Cauchos y tripas para vehículos	68.471	0	0	0	0	0	68.471
402	05	00	00	Productos de papel, cartón e impresos	179.443	0	0	0	0	0	179.443
402	05	01	00	Pulpa de madera, papel y cartón	43.372	0	0	0	0	0	43.372
402	05	02	00	Envases y cajas de papel y cartón	7.650	0	0	0	0	0	7.650
402	05	03	00	Productos de papel y cartón para oficina	114.654	0	0	0	0	0	114.654
402	05	04	00	Libros, revistas y periódicos	13.767	0	0	0	0	0	13.767
402	06	00	00	Productos químicos y derivados	66.216	0	0	0	0	0	66.216
402	06	03	00	Tintas, pinturas y colorantes	40.743	0	0	0	0	0	40.743
402	06	06	00	Combustibles y lubricantes	18.159	0	0	0	0	0	18.159
402	06	08	00	Productos plásticos	7.314	0	0	0	0	0	7.314
402	08	00	00	Productos metálicos	42.848	0	0	0	0	0	42.848
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.037	0	0	0	0	0	4.037
402	08	09	00	Repuestos y accesorios para equipos de transporte	38.811	0	0	0	0	0	38.811
402	10	00	00	Productos varios y útiles diversos	223.283	0	0	0	0	0	223.283
402	10	01	00	Artículos de deporte, recreación y juguetes	20.881	0	0	0	0	0	20.881
402	10	02	00	Materiales y útiles de limpieza y aseo	47.818	0	0	0	0	0	47.818
402	10	03	00	Utensilios de cocina y comedor	2.873	0	0	0	0	0	2.873
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	35.361	0	0	0	0	0	35.361
402	10	06	00	Condecoraciones, ofrendas y similares	14.876	0	0	0	0	0	14.876
402	10	08	00	Materiales para equipos de computación	86.022	0	0	0	0	0	86.022
402	10	11	00	Materiales eléctricos	15.452	0	0	0	0	0	15.452
403	**00**	**00**	**00**	**Servicios no personales**	**1.277.788**	**0**	**0**	**0**	**0**	**0**	**1.277.788**
403	04	00	00	Servicios básicos	20.832	0	0	0	0	0	20.832
403	04	02	00	Gas	10.032	0	0	0	0	0	10.032
403	04	05	00	Servicio de comunicaciones	10.800	0	0	0	0	0	10.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114100 080058000 DEFENSORÍA PÚBLICA MILITAR

OBJETIVO DEL PROYECTO: ESTAR EN CONDICIONES DE APOYAR Y GARANTIZAR LA ESTABILIDAD DE LAS INSTITUCIONES DEMOCRÁTICAS EN EL MARCO JURÍDICO VIGENTE DE LA F.A.N

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 12.720

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.275	0	0	0	0	0	25.275
403	07	02	00	Imprenta y reproducción	25.275	0	0	0	0	0	25.275
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	75	0	0	0	0	0	75
403	08	02	00	Comisiones y gastos bancarios	75	0	0	0	0	0	75
403	09	00	00	Viáticos y pasajes	456.923	0	0	0	0	0	456.923
403	09	01	00	Viáticos y pasajes dentro del país	456.923	0	0	0	0	0	456.923
403	10	00	00	Servicios profesionales y técnicos	50.063	0	0	0	0	0	50.063
403	10	03	00	Servicios de procesamiento de datos	14.063	0	0	0	0	0	14.063
403	10	07	00	Servicios de capacitación y adiestramiento	36.000	0	0	0	0	0	36.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	369.372	0	0	0	0	0	369.372
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	291.459	0	0	0	0	0	291.459
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	77.913	0	0	0	0	0	77.913
403	12	00	00	Conservación y reparaciones menores de obras	100.601	0	0	0	0	0	100.601
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	100.601	0	0	0	0	0	100.601
403	18	00	00	Impuestos indirectos	254.647	0	0	0	0	0	254.647
403	18	01	00	Impuesto al valor agregado	254.647	0	0	0	0	0	254.647
				Totales	**4.000.000**	**0**	**0**	**0**	**0**	**0**	**4.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114100 080058000 DEFENSORÍA PÚBLICA MILITAR

OBJETIVO DEL PROYECTO: ESTAR EN CONDICIONES DE APOYAR Y GARANTIZAR LA ESTABILIDAD DE LAS INSTITUCIONES DEMOCRÁTICAS EN EL MARCO JURÍDICO VIGENTE DE LA F.A.N

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 12.720

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114100 080058000 DEFENSORÍA PÚBLICA MILITAR

OBJETIVO DEL PROYECTO: ESTAR EN CONDICIONES DE APOYAR Y GARANTIZAR LA ESTABILIDAD DE LAS INSTITUCIONES DEMOCRÁTICAS EN EL MARCO JURÍDICO VIGENTE DE LA F.A.N

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 12.720

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080058001 EJERCER LA TUTELA JUDICIAL EFECTIVA, EXPEDITA Y GRATUITA AL PERSONAL QUE CONFORMA LA F.A.N

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 12.720

RESPONSABLE/EJECUTOR: DEFENSORÍA PÚBLICA MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.722.212**	**0**	**0**	**0**	**0**	0	**2.722.212**
402	01	00	00	Productos alimenticios y agropecuarios	2.141.951	0	0	0	0	0	2.141.951
402	01	01	00	Alimentos y bebidas para personas	2.141.951	0	0	0	0	0	2.141.951
402	04	00	00	Productos de cuero y caucho	68.471	0	0	0	0	0	68.471
402	04	03	00	Cauchos y tripas para vehículos	68.471	0	0	0	0	0	68.471
402	05	00	00	Productos de papel, cartón e impresos	179.443	0	0	0	0	0	179.443
402	05	01	00	Pulpa de madera, papel y cartón	43.372	0	0	0	0	0	43.372
402	05	02	00	Envases y cajas de papel y cartón	7.650	0	0	0	0	0	7.650
402	05	03	00	Productos de papel y cartón para oficina	114.654	0	0	0	0	0	114.654
402	05	04	00	Libros, revistas y periódicos	13.767	0	0	0	0	0	13.767
402	06	00	00	Productos químicos y derivados	66.216	0	0	0	0	0	66.216
402	06	03	00	Tintas, pinturas y colorantes	40.743	0	0	0	0	0	40.743
402	06	06	00	Combustibles y lubricantes	18.159	0	0	0	0	0	18.159
402	06	08	00	Productos plásticos	7.314	0	0	0	0	0	7.314
402	08	00	00	Productos metálicos	42.848	0	0	0	0	0	42.848
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.037	0	0	0	0	0	4.037
402	08	09	00	Repuestos y accesorios para equipos de transporte	38.811	0	0	0	0	0	38.811
402	10	00	00	Productos varios y útiles diversos	223.283	0	0	0	0	0	223.283
402	10	01	00	Artículos de deporte, recreación y juguetes	20.881	0	0	0	0	0	20.881
402	10	02	00	Materiales y útiles de limpieza y aseo	47.818	0	0	0	0	0	47.818
402	10	03	00	Utensilios de cocina y comedor	2.873	0	0	0	0	0	2.873
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	35.361	0	0	0	0	0	35.361
402	10	06	00	Condecoraciones, ofrendas y similares	14.876	0	0	0	0	0	14.876
402	10	08	00	Materiales para equipos de computación	86.022	0	0	0	0	0	86.022

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114100 080058000 DEFENSORÍA PÚBLICA MILITAR

OBJETIVO DEL PROYECTO: ESTAR EN CONDICIONES DE APOYAR Y GARANTIZAR LA ESTABILIDAD DE LAS INSTITUCIONES DEMOCRÁTICAS EN EL MARCO JURÍDICO VIGENTE DE LA F.A.N

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 12.720

RESPONSABLE/EJECUTOR: DEFENSORÍA MILITAR **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080058001 EJERCER LA TUTELA JUDICIAL EFECTIVA, EXPEDITA Y GRATUITA AL PERSONAL QUE CONFORMA LA F.A.N

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 12.720

RESPONSABLE/EJECUTOR: DEFENSORÍA PÚBLICA MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	15.452	0	0	0	0	0	15.452
403	**00**	**00**	**00**	**Servicios no personales**	**1.277.788**	**0**	**0**	**0**	**0**	0	**1.277.788**
403	04	00	00	Servicios básicos	20.832	0	0	0	0	0	20.832
403	04	02	00	Gas	10.032	0	0	0	0	0	10.032
403	04	05	00	Servicio de comunicaciones	10.800	0	0	0	0	0	10.800
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.275	0	0	0	0	0	25.275
403	07	02	00	Imprenta y reproducción	25.275	0	0	0	0	0	25.275
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	75	0	0	0	0	0	75
403	08	02	00	Comisiones y gastos bancarios	75	0	0	0	0	0	75
403	09	00	00	Viáticos y pasajes	456.923	0	0	0	0	0	456.923
403	09	01	00	Viáticos y pasajes dentro del país	456.923	0	0	0	0	0	456.923
403	10	00	00	Servicios profesionales y técnicos	50.063	0	0	0	0	0	50.063
403	10	03	00	Servicios de procesamiento de datos	14.063	0	0	0	0	0	14.063
403	10	07	00	Servicios de capacitación y adiestramiento	36.000	0	0	0	0	0	36.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	369.372	0	0	0	0	0	369.372
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	291.459	0	0	0	0	0	291.459
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	77.913	0	0	0	0	0	77.913
403	12	00	00	Conservación y reparaciones menores de obras	100.601	0	0	0	0	0	100.601
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	100.601	0	0	0	0	0	100.601
403	18	00	00	Impuestos indirectos	254.647	0	0	0	0	0	254.647
403	18	01	00	Impuesto al valor agregado	254.647	0	0	0	0	0	254.647
				Totales	**4.000.000**	**0**	**0**	**0**	**0**	0	**4.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**609.673.107**	**0**	**0**	**0**	**0**	**0**	**609.673.107**
401	01	00	00	Sueldos, salarios y otras retribuciones	175.928.163	0	0	0	0	0	175.928.163
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	111.209.542	0	0	0	0	0	111.209.542
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	252.924	0	0	0	0	0	252.924
401	01	03	00	Suplencias a empleados	2.359.783	0	0	0	0	0	2.359.783
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	52.500.000	0	0	0	0	0	52.500.000
401	01	13	00	Suplencias a obreros	2.107.318	0	0	0	0	0	2.107.318
401	01	18	00	Remuneraciones al personal contratado	7.498.596	0	0	0	0	0	7.498.596
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	49.305.623	0	0	0	0	0	49.305.623
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	31.195.388	0	0	0	0	0	31.195.388
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	18.110.235	0	0	0	0	0	18.110.235
401	03	00	00	Primas	63.782.455	0	0	0	0	0	63.782.455
401	03	08	00	Primas de profesionalización a empleados	11.496.475	0	0	0	0	0	11.496.475
401	03	09	00	Primas por antigüedad a empleados	6.757.840	0	0	0	0	0	6.757.840
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.904.787	0	0	0	0	0	1.904.787
401	03	16	00	Primas por mérito a obreros	14.126	0	0	0	0	0	14.126
401	03	19	00	Primas por hijos de obreros	5.079	0	0	0	0	0	5.079
401	03	21	00	Primas por antigüedad a obreros	6.043.901	0	0	0	0	0	6.043.901
401	03	22	00	Primas de profesionalización a obreros	717.832	0	0	0	0	0	717.832
401	03	97	00	Otras primas a empleados	23.090.068	0	0	0	0	0	23.090.068
401	03	98	00	Otras primas a obreros	13.752.347	0	0	0	0	0	13.752.347
401	04	00	00	Complementos de sueldos y salarios	136.267.054	0	0	0	0	0	136.267.054
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	15.567.851	0	0	0	0	0	15.567.851
401	04	02	00	Complemento a empleados por trabajo nocturno	22.912.522	0	0	0	0	0	22.912.522
401	04	03	00	Complemento a empleados por gastos de alimentación	2.679.361	0	0	0	0	0	2.679.361
401	04	08	00	Bono compensatorio de alimentación a empleados	30.707.410	0	0	0	0	0	30.707.410
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	4.953.372	0	0	0	0	0	4.953.372
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	4.607.020	0	0	0	0	0	4.607.020

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	23.355.115	0	0	0	0	0	23.355.115
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	4.888.313	0	0	0	0	0	4.888.313
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.469.611	0	0	0	0	0	2.469.611
401	04	96	00	Otros complementos a empleados	15.247.728	0	0	0	0	0	15.247.728
401	04	97	00	Otros complementos a obreros	6.430.056	0	0	0	0	0	6.430.056
401	04	98	00	Otros complementos al personal contratado	2.448.695	0	0	0	0	0	2.448.695
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	66.068.080	0	0	0	0	0	66.068.080
401	05	03	00	Bono vacacional a empleados	48.740.659	0	0	0	0	0	48.740.659
401	05	06	00	Bono vacacional a obreros	16.056.679	0	0	0	0	0	16.056.679
401	05	08	00	Bono vacacional al personal contratado	1.270.742	0	0	0	0	0	1.270.742
401	06	00	00	Aportes patronales y legales	43.327.605	0	0	0	0	0	43.327.605
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	16.704.609	0	0	0	0	0	16.704.609
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	5.343.245	0	0	0	0	0	5.343.245
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.712.135	0	0	0	0	0	3.712.135
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	3.712.135	0	0	0	0	0	3.712.135
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	7.793.708	0	0	0	0	0	7.793.708
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.597.903	0	0	0	0	0	2.597.903
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.731.935	0	0	0	0	0	1.731.935
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	1.731.935	0	0	0	0	0	1.731.935
401	07	00	00	Asistencia socio-económica	21.220.353	0	0	0	0	0	21.220.353
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	14.060.677	0	0	0	0	0	14.060.677
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	7.159.676	0	0	0	0	0	7.159.676
401	08	00	00	Prestaciones sociales e indemnizaciones	53.773.774	0	0	0	0	0	53.773.774
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	37.917.672	0	0	0	0	0	37.917.672
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	12.454.315	0	0	0	0	0	12.454.315
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.401.787	0	0	0	0	0	3.401.787
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**394.545.122**	**0**	**0**	**0**	**0**	**0**	**394.545.122**
402	01	00	00	Productos alimenticios y agropecuarios	36.940.536	0	0	0	0	0	36.940.536

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	01	00	Alimentos y bebidas para personas	36.364.536	0	0	0	0	0	36.364.536
402	01	02	00	Alimentos para animales	576.000	0	0	0	0	0	576.000
402	02	00	00	Productos de minas, canteras y yacimientos	62.685	0	0	0	0	0	62.685
402	02	05	00	Piedra, arcilla, arena y tierra	62.685	0	0	0	0	0	62.685
402	03	00	00	Textiles y vestuarios	1.773.222	0	0	0	0	0	1.773.222
402	03	01	00	Textiles	1.220.742	0	0	0	0	0	1.220.742
402	03	02	00	Prendas de vestir	552.480	0	0	0	0	0	552.480
402	04	00	00	Productos de cuero y caucho	599.449	0	0	0	0	0	599.449
402	04	03	00	Cauchos y tripas para vehiculos	599.449	0	0	0	0	0	599.449
402	05	00	00	Productos de papel, cartón e impresos	11.553.550	0	0	0	0	0	11.553.550
402	05	01	00	Pulpa de madera, papel y cartón	2.001.919	0	0	0	0	0	2.001.919
402	05	02	00	Envases y cajas de papel y cartón	1.618.135	0	0	0	0	0	1.618.135
402	05	03	00	Productos de papel y cartón para oficina	3.420.900	0	0	0	0	0	3.420.900
402	05	04	00	Libros, revistas y periódicos	29.405	0	0	0	0	0	29.405
402	05	06	00	Productos de papel y cartón para computación	2.577.427	0	0	0	0	0	2.577.427
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.905.764	0	0	0	0	0	1.905.764
402	06	00	00	Productos químicos y derivados	165.513.355	0	0	0	0	0	165.513.355
402	06	01	00	Sustancias químicas y de uso industrial	13.307.449	0	0	0	0	0	13.307.449
402	06	02	00	Abonos, plaguicidas y otros	195.617	0	0	0	0	0	195.617
402	06	03	00	Tintas, pinturas y colorantes	3.254.135	0	0	0	0	0	3.254.135
402	06	04	00	Productos farmacéuticos y medicamentos	125.623.509	0	0	0	0	0	125.623.509
402	06	06	00	Combustibles y lubricantes	653.410	0	0	0	0	0	653.410
402	06	07	00	Productos diversos derivados del petróleo y del carbón	2.873	0	0	0	0	0	2.873
402	06	08	00	Productos plásticos	5.800.165	0	0	0	0	0	5.800.165
402	06	99	00	Otros productos de la industria química y conexos	16.676.197	0	0	0	0	0	16.676.197
402	07	00	00	Productos minerales no metálicos	221.319	0	0	0	0	0	221.319
402	07	02	00	Vidrios y productos de vidrio	80.662	0	0	0	0	0	80.662
402	07	03	00	Productos de arcilla para construcción	47.614	0	0	0	0	0	47.614
402	07	04	00	Cemento, cal y yeso	76.699	0	0	0	0	0	76.699

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	99	00	Otros productos minerales no metálicos	16.344	0	0	0	0	0	16.344
402	08	00	00	Productos metálicos	2.276.913	0	0	0	0	0	2.276.913
402	08	01	00	Productos primarios de hierro y acero	82.043	0	0	0	0	0	82.043
402	08	02	00	Productos de metales no ferrosos	80.906	0	0	0	0	0	80.906
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	833.701	0	0	0	0	0	833.701
402	08	04	00	Productos metálicos estructurales	20.000	0	0	0	0	0	20.000
402	08	07	00	Material de señalamiento	33.650	0	0	0	0	0	33.650
402	08	09	00	Repuestos y accesorios para equipos de transporte	700.770	0	0	0	0	0	700.770
402	08	10	00	Repuestos y accesorios para otros equipos	525.843	0	0	0	0	0	525.843
402	09	00	00	Productos de madera	32.861	0	0	0	0	0	32.861
402	09	01	00	Productos primarios de madera	2.861	0	0	0	0	0	2.861
402	09	02	00	Muebles y accesorios de madera para edificaciones	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	175.571.232	0	0	0	0	0	175.571.232
402	10	01	00	Artículos de deporte, recreación y juguetes	36.792	0	0	0	0	0	36.792
402	10	02	00	Materiales y útiles de limpieza y aseo	5.541.233	0	0	0	0	0	5.541.233
402	10	03	00	Utensilios de cocina y comedor	73.671	0	0	0	0	0	73.671
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	149.952.556	0	0	0	0	0	149.952.556
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.322.439	0	0	0	0	0	1.322.439
402	10	06	00	Condecoraciones, ofrendas y similares	24.148	0	0	0	0	0	24.148
402	10	07	00	Productos de seguridad en el trabajo	127.117	0	0	0	0	0	127.117
402	10	08	00	Materiales para equipos de computación	3.603.296	0	0	0	0	0	3.603.296
402	10	11	00	Materiales eléctricos	1.908.227	0	0	0	0	0	1.908.227
402	10	12	00	Materiales para instalaciones sanitarias	886.349	0	0	0	0	0	886.349
402	10	13	00	Materiales fotográficos	12.004.544	0	0	0	0	0	12.004.544
402	10	99	00	Otros productos y útiles diversos	90.860	0	0	0	0	0	90.860
403	**00**	**00**	**00**	**Servicios no personales**	**84.216.258**	**0**	**0**	**0**	**0**	**0**	**84.216.258**
403	02	00	00	Alquileres de maquinaria y equipos	798.672	0	0	0	0	0	798.672
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	229.690	0	0	0	0	0	229.690
403	02	99	00	Alquileres de otras maquinaria y equipos	568.982	0	0	0	0	0	568.982

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	00	00	Servicios básicos	184.903	0	0	0	0	0	184.903
403	04	01	00	Electricidad	38.000	0	0	0	0	0	38.000
403	04	02	00	Gas	146.903	0	0	0	0	0	146.903
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	170.000	0	0	0	0	0	170.000
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	60.000	0	0	0	0	0	60.000
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	25.000	0	0	0	0	0	25.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	25.000	0	0	0	0	0	25.000
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	60.000	0	0	0	0	0	60.000
403	06	00	00	Servicios de transporte y almacenaje	510.031	0	0	0	0	0	510.031
403	06	01	00	Fletes y embalajes	510.031	0	0	0	0	0	510.031
403	07	00	00	Servicios de información, impresión y relaciones públicas	362.258	0	0	0	0	0	362.258
403	07	01	00	Publicidad y propaganda	45.360	0	0	0	0	0	45.360
403	07	02	00	Imprenta y reproducción	316.898	0	0	0	0	0	316.898
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	11.804	0	0	0	0	0	11.804
403	08	02	00	Comisiones y gastos bancarios	11.804	0	0	0	0	0	11.804
403	09	00	00	Viáticos y pasajes	3.657.148	0	0	0	0	0	3.657.148
403	09	01	00	Viáticos y pasajes dentro del país	3.657.148	0	0	0	0	0	3.657.148
403	10	00	00	Servicios profesionales y técnicos	909.913	0	0	0	0	0	909.913
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	699.969	0	0	0	0	0	699.969
403	10	07	00	Servicios de capacitación y adiestramiento	64.810	0	0	0	0	0	64.810
403	10	09	00	Servicios de lavandería y tintorería	25.134	0	0	0	0	0	25.134
403	10	10	00	Servicios de vigilancia	120.000	0	0	0	0	0	120.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	32.617.113	0	0	0	0	0	32.617.113
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	6.406.424	0	0	0	0	0	6.406.424
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.053.890	0	0	0	0	0	5.053.890
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	12.551	0	0	0	0	0	12.551
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	17.636.955	0	0	0	0	0	17.636.955
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos	1.538.442	0	0	0	0	0	1.538.442

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				de oficina y alojamiento							
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.968.851	0	0	0	0	0	1.968.851
403	12	00	00	Conservación y reparaciones menores de obras	12.045.093	0	0	0	0	0	12.045.093
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	12.045.093	0	0	0	0	0	12.045.093
403	18	00	00	Impuestos indirectos	31.592.551	0	0	0	0	0	31.592.551
403	18	01	00	Impuesto al valor agregado	31.592.551	0	0	0	0	0	31.592.551
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.356.772	0	0	0	0	0	1.356.772
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.356.772	0	0	0	0	0	1.356.772
				Totales	**1.088.434.487**	**0**	**0**	**0**	**0**	**0**	**1.088.434.487**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080061001 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR "DR. CARLOS ARVELO"

UNIDAD DE MEDIDA: PACIENTE **META:** 1.508.002

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "DR. CARLOS ARVELO"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**201.366.871**	**0**	**0**	**0**	**0**	0	**201.366.871**
402	01	00	00	Productos alimenticios y agropecuarios	27.264.280	0	0	0	0	0	27.264.280
402	01	01	00	Alimentos y bebidas para personas	27.264.280	0	0	0	0	0	27.264.280
402	03	00	00	Textiles y vestuarios	1.523.455	0	0	0	0	0	1.523.455
402	03	01	00	Textiles	1.027.135	0	0	0	0	0	1.027.135
402	03	02	00	Prendas de vestir	496.320	0	0	0	0	0	496.320
402	04	00	00	Productos de cuero y caucho	180.307	0	0	0	0	0	180.307
402	04	03	00	Cauchos y tripas para vehículos	180.307	0	0	0	0	0	180.307
402	05	00	00	Productos de papel, cartón e impresos	7.842.615	0	0	0	0	0	7.842.615
402	05	01	00	Pulpa de madera, papel y cartón	1.291.398	0	0	0	0	0	1.291.398
402	05	02	00	Envases y cajas de papel y cartón	1.358.968	0	0	0	0	0	1.358.968
402	05	03	00	Productos de papel y cartón para oficina	1.659.759	0	0	0	0	0	1.659.759
402	05	06	00	Productos de papel y cartón para computación	2.078.838	0	0	0	0	0	2.078.838
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.453.652	0	0	0	0	0	1.453.652
402	06	00	00	Productos químicos y derivados	63.993.113	0	0	0	0	0	63.993.113
402	06	03	00	Tintas, pinturas y colorantes	2.347.757	0	0	0	0	0	2.347.757
402	06	04	00	Productos farmacéuticos y medicamentos	40.420.295	0	0	0	0	0	40.420.295
402	06	06	00	Combustibles y lubricantes	326.969	0	0	0	0	0	326.969
402	06	08	00	Productos plásticos	4.291.121	0	0	0	0	0	4.291.121
402	06	99	00	Otros productos de la industria química y conexos	16.606.971	0	0	0	0	0	16.606.971
402	08	00	00	Productos metálicos	450.447	0	0	0	0	0	450.447
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	202.766	0	0	0	0	0	202.766
402	08	09	00	Repuestos y accesorios para equipos de transporte	247.681	0	0	0	0	0	247.681
402	10	00	00	Productos varios y útiles diversos	100.112.654	0	0	0	0	0	100.112.654

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061001 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR "DR. CARLOS ARVELO"

UNIDAD DE MEDIDA: PACIENTE **META:** 1.508.002

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "DR. CARLOS ARVELO"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	1.320.211	0	0	0	0	0	1.320.211
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	85.085.942	0	0	0	0	0	85.085.942
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	491.015	0	0	0	0	0	491.015
402	10	07	00	Productos de seguridad en el trabajo	18.000	0	0	0	0	0	18.000
402	10	08	00	Materiales para equipos de computación	1.481.714	0	0	0	0	0	1.481.714
402	10	11	00	Materiales eléctricos	803.453	0	0	0	0	0	803.453
402	10	12	00	Materiales para instalaciones sanitarias	621.226	0	0	0	0	0	621.226
402	10	13	00	Materiales fotográficos	10.291.093	0	0	0	0	0	10.291.093
403	**00**	**00**	**00**	**Servicios no personales**	**50.633.129**	**0**	**0**	**0**	**0**	0	**50.633.129**
403	02	00	00	Alquileres de maquinaria y equipos	568.982	0	0	0	0	0	568.982
403	02	99	00	Alquileres de otras maquinaria y equipos	568.982	0	0	0	0	0	568.982
403	04	00	00	Servicios básicos	109.710	0	0	0	0	0	109.710
403	04	02	00	Gas	109.710	0	0	0	0	0	109.710
403	06	00	00	Servicios de transporte y almacenaje	418.454	0	0	0	0	0	418.454
403	06	01	00	Fletes y embalajes	418.454	0	0	0	0	0	418.454
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	74	0	0	0	0	0	74
403	08	02	00	Comisiones y gastos bancarios	74	0	0	0	0	0	74
403	09	00	00	Viáticos y pasajes	192.253	0	0	0	0	0	192.253
403	09	01	00	Viáticos y pasajes dentro del país	192.253	0	0	0	0	0	192.253
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	22.458.200	0	0	0	0	0	22.458.200
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	6.063.000	0	0	0	0	0	6.063.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.805.283	0	0	0	0	0	3.805.283
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	10.164.751	0	0	0	0	0	10.164.751
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos	898.698	0	0	0	0	0	898.698

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 08 - 27

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061001 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR "DR. CARLOS ARVELO"

UNIDAD DE MEDIDA: PACIENTE **META:** 1.508.002

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "DR. CARLOS ARVELO"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				de oficina y alojamiento							
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.526.468	0	0	0	0	0	1.526.468
403	12	00	00	Conservación y reparaciones menores de obras	9.045.978	0	0	0	0	0	9.045.978
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	9.045.978	0	0	0	0	0	9.045.978
403	18	00	00	Impuestos indirectos	17.839.478	0	0	0	0	0	17.839.478
403	18	01	00	Impuesto al valor agregado	17.839.478	0	0	0	0	0	17.839.478
				Totales	**252.000.000**	**0**	**0**	**0**	**0**	0	**252.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061002 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR "CNEL. ELBANO PAREDES VIVAS"

UNIDAD DE MEDIDA: *PACIENTE* **META:** 220.313

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "CNEL. ELBANO PAREDES VIVAS"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**34.126.397**	**0**	**0**	**0**	**0**	0	**34.126.397**
402	01	00	00	Productos alimenticios y agropecuarios	1.581.120	0	0	0	0	0	1.581.120
402	01	01	00	Alimentos y bebidas para personas	1.581.120	0	0	0	0	0	1.581.120
402	03	00	00	Textiles y vestuarios	2.340	0	0	0	0	0	2.340
402	03	01	00	Textiles	2.340	0	0	0	0	0	2.340
402	04	00	00	Productos de cuero y caucho	72.734	0	0	0	0	0	72.734
402	04	03	00	Cauchos y tripas para vehículos	72.734	0	0	0	0	0	72.734
402	05	00	00	Productos de papel, cartón e impresos	1.052.648	0	0	0	0	0	1.052.648
402	05	01	00	Pulpa de madera, papel y cartón	202.066	0	0	0	0	0	202.066
402	05	03	00	Productos de papel y cartón para oficina	720.000	0	0	0	0	0	720.000
402	05	06	00	Productos de papel y cartón para computación	87.444	0	0	0	0	0	87.444
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	43.138	0	0	0	0	0	43.138
402	06	00	00	Productos químicos y derivados	12.735.827	0	0	0	0	0	12.735.827
402	06	01	00	Sustancias químicas y de uso industrial	3.500.000	0	0	0	0	0	3.500.000
402	06	02	00	Abonos, plaguicidas y otros	6.240	0	0	0	0	0	6.240
402	06	03	00	Tintas, pinturas y colorantes	136.176	0	0	0	0	0	136.176
402	06	04	00	Productos farmacéuticos y medicamentos	8.923.952	0	0	0	0	0	8.923.952
402	06	06	00	Combustibles y lubricantes	72.000	0	0	0	0	0	72.000
402	06	08	00	Productos plásticos	65.275	0	0	0	0	0	65.275
402	06	99	00	Otros productos de la industria química y conexos	32.184	0	0	0	0	0	32.184
402	07	00	00	Productos minerales no metálicos	8.640	0	0	0	0	0	8.640
402	07	02	00	Vidrios y productos de vidrio	8.640	0	0	0	0	0	8.640
402	08	00	00	Productos metálicos	114.980	0	0	0	0	0	114.980
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	67.200	0	0	0	0	0	67.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061002 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR "CNEL. ELBANO PAREDES VIVAS"

UNIDAD DE MEDIDA: PACIENTE **META:** 220.313

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "CNEL. ELBANO PAREDES VIVAS"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	31.220	0	0	0	0	0	31.220
402	08	10	00	Repuestos y accesorios para otros equipos	16.560	0	0	0	0	0	16.560
402	10	00	00	Productos varios y útiles diversos	18.558.108	0	0	0	0	0	18.558.108
402	10	02	00	Materiales y útiles de limpieza y aseo	387.600	0	0	0	0	0	387.600
402	10	03	00	Utensilios de cocina y comedor	16.356	0	0	0	0	0	16.356
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	16.987.920	0	0	0	0	0	16.987.920
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	146.579	0	0	0	0	0	146.579
402	10	07	00	Productos de seguridad en el trabajo	16.229	0	0	0	0	0	16.229
402	10	08	00	Materiales para equipos de computación	444.750	0	0	0	0	0	444.750
402	10	11	00	Materiales eléctricos	147.221	0	0	0	0	0	147.221
402	10	12	00	Materiales para instalaciones sanitarias	14.648	0	0	0	0	0	14.648
402	10	13	00	Materiales fotográficos	378.085	0	0	0	0	0	378.085
402	10	99	00	Otros productos y útiles diversos	18.720	0	0	0	0	0	18.720
403	**00**	**00**	**00**	**Servicios no personales**	**5.873.603**	**0**	**0**	**0**	**0**	0	**5.873.603**
403	02	00	00	Alquileres de maquinaria y equipos	11.123	0	0	0	0	0	11.123
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	11.123	0	0	0	0	0	11.123
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	10.800	0	0	0	0	0	10.800
403	08	02	00	Comisiones y gastos bancarios	10.800	0	0	0	0	0	10.800
403	09	00	00	Viáticos y pasajes	198.834	0	0	0	0	0	198.834
403	09	01	00	Viáticos y pasajes dentro del país	198.834	0	0	0	0	0	198.834
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.551.734	0	0	0	0	0	2.551.734
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	466.476	0	0	0	0	0	466.476
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.924.704	0	0	0	0	0	1.924.704
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	35.880	0	0	0	0	0	35.880

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061002 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR "CNEL. ELBANO PAREDES VIVAS"

UNIDAD DE MEDIDA: PACIENTE **META:** 220.313

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "CNEL. ELBANO PAREDES VIVAS"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	124.674	0	0	0	0	0	124.674
403	12	00	00	Conservación y reparaciones menores de obras	193.200	0	0	0	0	0	193.200
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	193.200	0	0	0	0	0	193.200
403	18	00	00	Impuestos indirectos	2.907.912	0	0	0	0	0	2.907.912
403	18	01	00	Impuesto al valor agregado	2.907.912	0	0	0	0	0	2.907.912
				Totales	**40.000.000**	**0**	**0**	**0**	**0**	0	**40.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080061003 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR "TCNEL. FRANCISCO VALBUENA"

UNIDAD DE MEDIDA: PACIENTE **META:** 156.995

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "TCNEL. FRANCISCO VALBUENA"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**24.244.424**	**0**	**0**	**0**	**0**	0	**24.244.424**
402	01	00	00	Productos alimenticios y agropecuarios	2.243.743	0	0	0	0	0	2.243.743
402	01	01	00	Alimentos y bebidas para personas	2.243.743	0	0	0	0	0	2.243.743
402	03	00	00	Textiles y vestuarios	20.400	0	0	0	0	0	20.400
402	03	01	00	Textiles	20.400	0	0	0	0	0	20.400
402	04	00	00	Productos de cuero y caucho	7.728	0	0	0	0	0	7.728
402	04	03	00	Cauchos y tripas para vehículos	7.728	0	0	0	0	0	7.728
402	05	00	00	Productos de papel, cartón e impresos	330.732	0	0	0	0	0	330.732
402	05	01	00	Pulpa de madera, papel y cartón	38.675	0	0	0	0	0	38.675
402	05	02	00	Envases y cajas de papel y cartón	231.012	0	0	0	0	0	231.012
402	05	06	00	Productos de papel y cartón para computación	20.028	0	0	0	0	0	20.028
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	41.017	0	0	0	0	0	41.017
402	06	00	00	Productos químicos y derivados	12.617.377	0	0	0	0	0	12.617.377
402	06	01	00	Sustancias químicas y de uso industrial	1.435.150	0	0	0	0	0	1.435.150
402	06	02	00	Abonos, plaguicidas y otros	3.000	0	0	0	0	0	3.000
402	06	03	00	Tintas, pinturas y colorantes	129.846	0	0	0	0	0	129.846
402	06	04	00	Productos farmacéuticos y medicamentos	10.606.819	0	0	0	0	0	10.606.819
402	06	06	00	Combustibles y lubricantes	104.592	0	0	0	0	0	104.592
402	06	08	00	Productos plásticos	330.009	0	0	0	0	0	330.009
402	06	99	00	Otros productos de la industria química y conexos	7.961	0	0	0	0	0	7.961
402	07	00	00	Productos minerales no metálicos	14.999	0	0	0	0	0	14.999
402	07	02	00	Vidrios y productos de vidrio	6.192	0	0	0	0	0	6.192
402	07	04	00	Cemento, cal y yeso	8.807	0	0	0	0	0	8.807
402	08	00	00	Productos metálicos	236.355	0	0	0	0	0	236.355

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080061003 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR "TCNEL. FRANCISCO VALBUENA"

UNIDAD DE MEDIDA: PACIENTE **META:** 156.995

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "TCNEL. FRANCISCO VALBUENA"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	118.435	0	0	0	0	0	118.435
402	08	09	00	Repuestos y accesorios para equipos de transporte	22.520	0	0	0	0	0	22.520
402	08	10	00	Repuestos y accesorios para otros equipos	95.400	0	0	0	0	0	95.400
402	10	00	00	Productos varios y útiles diversos	8.773.090	0	0	0	0	0	8.773.090
402	10	02	00	Materiales y útiles de limpieza y aseo	1.003.595	0	0	0	0	0	1.003.595
402	10	03	00	Utensilios de cocina y comedor	12.540	0	0	0	0	0	12.540
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	7.160.777	0	0	0	0	0	7.160.777
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	73.339	0	0	0	0	0	73.339
402	10	07	00	Productos de seguridad en el trabajo	6.986	0	0	0	0	0	6.986
402	10	08	00	Materiales para equipos de computación	168.302	0	0	0	0	0	168.302
402	10	11	00	Materiales eléctricos	142.274	0	0	0	0	0	142.274
402	10	12	00	Materiales para instalaciones sanitarias	32.554	0	0	0	0	0	32.554
402	10	13	00	Materiales fotográficos	172.723	0	0	0	0	0	172.723
403	**00**	**00**	**00**	**Servicios no personales**	**4.555.576**	**0**	**0**	**0**	**0**	0	**4.555.576**
403	06	00	00	Servicios de transporte y almacenaje	666	0	0	0	0	0	666
403	06	01	00	Fletes y embalajes	666	0	0	0	0	0	666
403	09	00	00	Viáticos y pasajes	298.738	0	0	0	0	0	298.738
403	09	01	00	Viáticos y pasajes dentro del país	298.738	0	0	0	0	0	298.738
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.309.912	0	0	0	0	0	1.309.912
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	150.000	0	0	0	0	0	150.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	311.983	0	0	0	0	0	311.983
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.651	0	0	0	0	0	5.651
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	694.156	0	0	0	0	0	694.156

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061003 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR "TCNEL. FRANCISCO VALBUENA"

UNIDAD DE MEDIDA: PACIENTE **META:** 156.995

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "TCNEL. FRANCISCO VALBUENA"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	148.122	0	0	0	0	0	148.122
403	12	00	00	Conservación y reparaciones menores de obras	1.272.991	0	0	0	0	0	1.272.991
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.272.991	0	0	0	0	0	1.272.991
403	18	00	00	Impuestos indirectos	1.673.269	0	0	0	0	0	1.673.269
403	18	01	00	Impuesto al valor agregado	1.673.269	0	0	0	0	0	1.673.269
				Totales	**28.800.000**	**0**	**0**	**0**	**0**	0	**28.800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080061004 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR "CAP. GUILLERMO HERNÁNDEZ JACOBSEN"

UNIDAD DE MEDIDA: *PACIENTE* **META:** 102.803

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "CAP. GUILLERMO HERNÁNDEZ JACOBSEN"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**27.835.419**	**0**	**0**	**0**	**0**	**0**	**27.835.419**
402	01	00	00	Productos alimenticios y agropecuarios	3.893.418	0	0	0	0	0	3.893.418
402	01	01	00	Alimentos y bebidas para personas	3.893.418	0	0	0	0	0	3.893.418
402	02	00	00	Productos de minas, canteras y yacimientos	17.586	0	0	0	0	0	17.586
402	02	05	00	Piedra, arcilla, arena y tierra	17.586	0	0	0	0	0	17.586
402	03	00	00	Textiles y vestuarios	38.064	0	0	0	0	0	38.064
402	03	01	00	Textiles	38.064	0	0	0	0	0	38.064
402	04	00	00	Productos de cuero y caucho	22.811	0	0	0	0	0	22.811
402	04	03	00	Cauchos y tripas para vehículos	22.811	0	0	0	0	0	22.811
402	05	00	00	Productos de papel, cartón e impresos	366.867	0	0	0	0	0	366.867
402	05	01	00	Pulpa de madera, papel y cartón	155.924	0	0	0	0	0	155.924
402	05	03	00	Productos de papel y cartón para oficina	31.241	0	0	0	0	0	31.241
402	05	06	00	Productos de papel y cartón para computación	8.828	0	0	0	0	0	8.828
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	170.874	0	0	0	0	0	170.874
402	06	00	00	Productos químicos y derivados	13.612.788	0	0	0	0	0	13.612.788
402	06	01	00	Sustancias químicas y de uso industrial	1.305.647	0	0	0	0	0	1.305.647
402	06	02	00	Abonos, plaguicidas y otros	1.331	0	0	0	0	0	1.331
402	06	03	00	Tintas, pinturas y colorantes	102.652	0	0	0	0	0	102.652
402	06	04	00	Productos farmacéuticos y medicamentos	11.350.216	0	0	0	0	0	11.350.216
402	06	06	00	Combustibles y lubricantes	17.418	0	0	0	0	0	17.418
402	06	07	00	Productos diversos derivados del petróleo y del carbón	2.873	0	0	0	0	0	2.873
402	06	08	00	Productos plásticos	832.651	0	0	0	0	0	832.651
402	07	00	00	Productos minerales no metálicos	107.850	0	0	0	0	0	107.850
402	07	03	00	Productos de arcilla para construcción	47.614	0	0	0	0	0	47.614

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080061004 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR "CAP. GUILLERMO HERNÁNDEZ JACOBSEN"

UNIDAD DE MEDIDA: PACIENTE **META:** 102.803

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "CAP. GUILLERMO HERNÁNDEZ JACOBSEN"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	04	00	Cemento, cal y yeso	43.892	0	0	0	0	0	43.892
402	07	99	00	Otros productos minerales no metálicos	16.344	0	0	0	0	0	16.344
402	08	00	00	Productos metálicos	208.348	0	0	0	0	0	208.348
402	08	01	00	Productos primarios de hierro y acero	52.043	0	0	0	0	0	52.043
402	08	02	00	Productos de metales no ferrosos	80.906	0	0	0	0	0	80.906
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	49.490	0	0	0	0	0	49.490
402	08	07	00	Material de señalamiento	8.250	0	0	0	0	0	8.250
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.291	0	0	0	0	0	10.291
402	08	10	00	Repuestos y accesorios para otros equipos	7.368	0	0	0	0	0	7.368
402	09	00	00	Productos de madera	2.861	0	0	0	0	0	2.861
402	09	01	00	Productos primarios de madera	2.861	0	0	0	0	0	2.861
402	10	00	00	Productos varios y útiles diversos	9.564.826	0	0	0	0	0	9.564.826
402	10	01	00	Artículos de deporte, recreación y juguetes	2.984	0	0	0	0	0	2.984
402	10	02	00	Materiales y útiles de limpieza y aseo	246.310	0	0	0	0	0	246.310
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	8.276.879	0	0	0	0	0	8.276.879
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	26.551	0	0	0	0	0	26.551
402	10	06	00	Condecoraciones, ofrendas y similares	1.800	0	0	0	0	0	1.800
402	10	07	00	Productos de seguridad en el trabajo	2.935	0	0	0	0	0	2.935
402	10	08	00	Materiales para equipos de computación	637.144	0	0	0	0	0	637.144
402	10	11	00	Materiales eléctricos	102.427	0	0	0	0	0	102.427
402	10	12	00	Materiales para instalaciones sanitarias	22.162	0	0	0	0	0	22.162
402	10	13	00	Materiales fotográficos	191.874	0	0	0	0	0	191.874
402	10	99	00	Otros productos y útiles diversos	53.760	0	0	0	0	0	53.760
403	**00**	**00**	**00**	**Servicios no personales**	**2.964.581**	**0**	**0**	**0**	**0**	0	**2.964.581**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061004 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR "CAP. GUILLERMO HERNÁNDEZ JACOBSEN"

UNIDAD DE MEDIDA: PACIENTE **META:** 102.803

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "CAP. GUILLERMO HERNÁNDEZ JACOBSEN"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	00	00	Alquileres de maquinaria y equipos	17.418	0	0	0	0	0	17.418
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	17.418	0	0	0	0	0	17.418
403	04	00	00	Servicios básicos	6.000	0	0	0	0	0	6.000
403	04	02	00	Gas	6.000	0	0	0	0	0	6.000
403	06	00	00	Servicios de transporte y almacenaje	4.200	0	0	0	0	0	4.200
403	06	01	00	Fletes y embalajes	4.200	0	0	0	0	0	4.200
403	09	00	00	Viáticos y pasajes	441.768	0	0	0	0	0	441.768
403	09	01	00	Viáticos y pasajes dentro del país	441.768	0	0	0	0	0	441.768
403	10	00	00	Servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	300.000	0	0	0	0	0	300.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	259.165	0	0	0	0	0	259.165
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	17.424	0	0	0	0	0	17.424
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.774	0	0	0	0	0	11.774
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	100.367	0	0	0	0	0	100.367
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	33.600	0	0	0	0	0	33.600
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	96.000	0	0	0	0	0	96.000
403	12	00	00	Conservación y reparaciones menores de obras	360.000	0	0	0	0	0	360.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	360.000	0	0	0	0	0	360.000
403	18	00	00	Impuestos indirectos	1.576.030	0	0	0	0	0	1.576.030
403	18	01	00	Impuesto al valor agregado	1.576.030	0	0	0	0	0	1.576.030
				Totales	**30.800.000**	**0**	**0**	**0**	**0**	0	**30.800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080061005 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR "DR. MANUEL SIVERIO CASTILLO"

UNIDAD DE MEDIDA: PACIENTE **META:** 40.657

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "DR. MANUEL SIVERIO CASTILLO"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.849.181**	**0**	**0**	**0**	**0**	0	**8.849.181**
402	01	00	00	Productos alimenticios y agropecuarios	508.500	0	0	0	0	0	508.500
402	01	01	00	Alimentos y bebidas para personas	508.500	0	0	0	0	0	508.500
402	02	00	00	Productos de minas, canteras y yacimientos	35.000	0	0	0	0	0	35.000
402	02	05	00	Piedra, arcilla, arena y tierra	35.000	0	0	0	0	0	35.000
402	03	00	00	Textiles y vestuarios	35.000	0	0	0	0	0	35.000
402	03	01	00	Textiles	35.000	0	0	0	0	0	35.000
402	04	00	00	Productos de cuero y caucho	15.000	0	0	0	0	0	15.000
402	04	03	00	Cauchos y tripas para vehículos	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	240.000	0	0	0	0	0	240.000
402	05	01	00	Pulpa de madera, papel y cartón	60.000	0	0	0	0	0	60.000
402	05	02	00	Envases y cajas de papel y cartón	15.000	0	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	100.000	0	0	0	0	0	100.000
402	05	06	00	Productos de papel y cartón para computación	15.000	0	0	0	0	0	15.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	4.608.332	0	0	0	0	0	4.608.332
402	06	01	00	Sustancias químicas y de uso industrial	1.450.000	0	0	0	0	0	1.450.000
402	06	02	00	Abonos, plaguicidas y otros	8.000	0	0	0	0	0	8.000
402	06	03	00	Tintas, pinturas y colorantes	190.000	0	0	0	0	0	190.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.760.332	0	0	0	0	0	2.760.332
402	06	06	00	Combustibles y lubricantes	20.000	0	0	0	0	0	20.000
402	06	08	00	Productos plásticos	180.000	0	0	0	0	0	180.000
402	07	00	00	Productos minerales no metálicos	65.000	0	0	0	0	0	65.000
402	07	02	00	Vidrios y productos de vidrio	45.000	0	0	0	0	0	45.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061005 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR "DR. MANUEL SIVERIO CASTILLO"

UNIDAD DE MEDIDA: *PACIENTE* **META:** 40.657

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "DR. MANUEL SIVERIO CASTILLO"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	04	00	Cemento, cal y yeso	20.000	0	0	0	0	0	20.000
402	08	00	00	Productos metálicos	205.000	0	0	0	0	0	205.000
402	08	01	00	Productos primarios de hierro y acero	30.000	0	0	0	0	0	30.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	50.000	0	0	0	0	0	50.000
402	08	04	00	Productos metálicos estructurales	20.000	0	0	0	0	0	20.000
402	08	07	00	Material de señalamiento	25.000	0	0	0	0	0	25.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.000	0	0	0	0	0	20.000
402	08	10	00	Repuestos y accesorios para otros equipos	60.000	0	0	0	0	0	60.000
402	09	00	00	Productos de madera	30.000	0	0	0	0	0	30.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	3.107.349	0	0	0	0	0	3.107.349
402	10	02	00	Materiales y útiles de limpieza y aseo	270.000	0	0	0	0	0	270.000
402	10	03	00	Utensilios de cocina y comedor	10.000	0	0	0	0	0	10.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.306.801	0	0	0	0	0	2.306.801
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	41.132	0	0	0	0	0	41.132
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	07	00	Productos de seguridad en el trabajo	15.000	0	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	180.000	0	0	0	0	0	180.000
402	10	11	00	Materiales eléctricos	120.000	0	0	0	0	0	120.000
402	10	12	00	Materiales para instalaciones sanitarias	45.000	0	0	0	0	0	45.000
402	10	13	00	Materiales fotográficos	109.416	0	0	0	0	0	109.416
403	**00**	**00**	**00**	**Servicios no personales**	**3.150.819**	**0**	**0**	**0**	**0**	0	**3.150.819**
403	04	00	00	Servicios básicos	2.342	0	0	0	0	0	2.342
403	04	02	00	Gas	2.342	0	0	0	0	0	2.342

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080061005 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR "DR. MANUEL SIVERIO CASTILLO"

UNIDAD DE MEDIDA: PACIENTE **META:** 40.657

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "DR. MANUEL SIVERIO CASTILLO"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	170.000	0	0	0	0	0	170.000
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	60.000	0	0	0	0	0	60.000
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	25.000	0	0	0	0	0	25.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	25.000	0	0	0	0	0	25.000
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	60.000	0	0	0	0	0	60.000
403	06	00	00	Servicios de transporte y almacenaje	18.811	0	0	0	0	0	18.811
403	06	01	00	Fletes y embalajes	18.811	0	0	0	0	0	18.811
403	07	00	00	Servicios de información, impresión y relaciones públicas	145.320	0	0	0	0	0	145.320
403	07	02	00	Imprenta y reproducción	145.320	0	0	0	0	0	145.320
403	09	00	00	Viáticos y pasajes	307.342	0	0	0	0	0	307.342
403	09	01	00	Viáticos y pasajes dentro del país	307.342	0	0	0	0	0	307.342
403	10	00	00	Servicios profesionales y técnicos	160.000	0	0	0	0	0	160.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	40.000	0	0	0	0	0	40.000
403	10	10	00	Servicios de vigilancia	120.000	0	0	0	0	0	120.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	795.600	0	0	0	0	0	795.600
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	80.000	0	0	0	0	0	80.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	80.000	0	0	0	0	0	80.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	6.900	0	0	0	0	0	6.900
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	387.700	0	0	0	0	0	387.700
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	41.000	0	0	0	0	0	41.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	200.000	0	0	0	0	0	200.000
403	12	00	00	Conservación y reparaciones menores de obras	650.000	0	0	0	0	0	650.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	650.000	0	0	0	0	0	650.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080061005 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR "DR. MANUEL SIVERIO CASTILLO"

UNIDAD DE MEDIDA: PACIENTE **META:** 40.657

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "DR. MANUEL SIVERIO CASTILLO"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	901.404	0	0	0	0	0	901.404
403	18	01	00	Impuesto al valor agregado	901.404	0	0	0	0	0	901.404
				Totales	**12.000.000**	**0**	**0**	**0**	**0**	0	**12.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080061006 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR "CNEL. NELSON SAYAGO MORA"

UNIDAD DE MEDIDA: PACIENTE **META:** 73.032

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "CNEL. NELSON SAYAGO MORA"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.451.810**	**0**	**0**	**0**	**0**	0	**5.451.810**
402	01	00	00	Productos alimenticios y agropecuarios	204.883	0	0	0	0	0	204.883
402	01	01	00	Alimentos y bebidas para personas	204.883	0	0	0	0	0	204.883
402	03	00	00	Textiles y vestuarios	4.966	0	0	0	0	0	4.966
402	03	01	00	Textiles	4.966	0	0	0	0	0	4.966
402	04	00	00	Productos de cuero y caucho	929	0	0	0	0	0	929
402	04	03	00	Cauchos y tripas para vehículos	929	0	0	0	0	0	929
402	05	00	00	Productos de papel, cartón e impresos	187.290	0	0	0	0	0	187.290
402	05	01	00	Pulpa de madera, papel y cartón	21.079	0	0	0	0	0	21.079
402	05	02	00	Envases y cajas de papel y cartón	4.976	0	0	0	0	0	4.976
402	05	03	00	Productos de papel y cartón para oficina	88.298	0	0	0	0	0	88.298
402	05	06	00	Productos de papel y cartón para computación	30.330	0	0	0	0	0	30.330
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	42.607	0	0	0	0	0	42.607
402	06	00	00	Productos químicos y derivados	3.056.980	0	0	0	0	0	3.056.980
402	06	01	00	Sustancias químicas y de uso industrial	639.725	0	0	0	0	0	639.725
402	06	02	00	Abonos, plaguicidas y otros	418	0	0	0	0	0	418
402	06	03	00	Tintas, pinturas y colorantes	29.338	0	0	0	0	0	29.338
402	06	04	00	Productos farmacéuticos y medicamentos	2.362.213	0	0	0	0	0	2.362.213
402	06	08	00	Productos plásticos	25.286	0	0	0	0	0	25.286
402	07	00	00	Productos minerales no metálicos	400	0	0	0	0	0	400
402	07	04	00	Cemento, cal y yeso	400	0	0	0	0	0	400
402	08	00	00	Productos metálicos	4.157	0	0	0	0	0	4.157
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.757	0	0	0	0	0	3.757
402	08	07	00	Material de señalamiento	400	0	0	0	0	0	400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061006 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR "CNEL. NELSON SAYAGO MORA"

UNIDAD DE MEDIDA: PACIENTE **META:** 73.032

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "CNEL. NELSON SAYAGO MORA"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	1.992.205	0	0	0	0	0	1.992.205
402	10	02	00	Materiales y útiles de limpieza y aseo	101.224	0	0	0	0	0	101.224
402	10	03	00	Utensilios de cocina y comedor	4.080	0	0	0	0	0	4.080
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.592.878	0	0	0	0	0	1.592.878
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	23.916	0	0	0	0	0	23.916
402	10	07	00	Productos de seguridad en el trabajo	293	0	0	0	0	0	293
402	10	08	00	Materiales para equipos de computación	52.800	0	0	0	0	0	52.800
402	10	11	00	Materiales eléctricos	29.622	0	0	0	0	0	29.622
402	10	12	00	Materiales para instalaciones sanitarias	7.768	0	0	0	0	0	7.768
402	10	13	00	Materiales fotográficos	179.624	0	0	0	0	0	179.624
403	**00**	**00**	**00**	**Servicios no personales**	**548.190**	**0**	**0**	**0**	**0**	0	**548.190**
403	04	00	00	Servicios básicos	4.598	0	0	0	0	0	4.598
403	04	02	00	Gas	4.598	0	0	0	0	0	4.598
403	09	00	00	Viáticos y pasajes	106.464	0	0	0	0	0	106.464
403	09	01	00	Viáticos y pasajes dentro del pais	106.464	0	0	0	0	0	106.464
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	162.599	0	0	0	0	0	162.599
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	162.599	0	0	0	0	0	162.599
403	18	00	00	Impuestos indirectos	274.529	0	0	0	0	0	274.529
403	18	01	00	Impuesto al valor agregado	274.529	0	0	0	0	0	274.529
				Totales	**6.000.000**	**0**	**0**	**0**	**0**	0	**6.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061007 PRESTACIÓN DE SERVICIOS MEDICOS EN LA DIRECCIÓN GENERAL DE SALUD

UNIDAD DE MEDIDA: PACIENTE **META:** 120.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**609.673.107**	**0**	**0**	**0**	**0**	0	**609.673.107**
401	01	00	00	Sueldos, salarios y otras retribuciones	175.928.163	0	0	0	0	0	175.928.163
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	111.209.542	0	0	0	0	0	111.209.542
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	252.924	0	0	0	0	0	252.924
401	01	03	00	Suplencias a empleados	2.359.783	0	0	0	0	0	2.359.783
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	52.500.000	0	0	0	0	0	52.500.000
401	01	13	00	Suplencias a obreros	2.107.318	0	0	0	0	0	2.107.318
401	01	18	00	Remuneraciones al personal contratado	7.498.596	0	0	0	0	0	7.498.596
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	49.305.623	0	0	0	0	0	49.305.623
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	31.195.388	0	0	0	0	0	31.195.388
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	18.110.235	0	0	0	0	0	18.110.235
401	03	00	00	Primas	63.782.455	0	0	0	0	0	63.782.455
401	03	08	00	Primas de profesionalización a empleados	11.496.475	0	0	0	0	0	11.496.475
401	03	09	00	Primas por antigüedad a empleados	6.757.840	0	0	0	0	0	6.757.840
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.904.787	0	0	0	0	0	1.904.787
401	03	16	00	Primas por mérito a obreros	14.126	0	0	0	0	0	14.126
401	03	19	00	Primas por hijos de obreros	5.079	0	0	0	0	0	5.079
401	03	21	00	Primas por antigüedad a obreros	6.043.901	0	0	0	0	0	6.043.901
401	03	22	00	Primas de profesionalización a obreros	717.832	0	0	0	0	0	717.832
401	03	97	00	Otras primas a empleados	23.090.068	0	0	0	0	0	23.090.068
401	03	98	00	Otras primas a obreros	13.752.347	0	0	0	0	0	13.752.347
401	04	00	00	Complementos de sueldos y salarios	136.267.054	0	0	0	0	0	136.267.054
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	15.567.851	0	0	0	0	0	15.567.851
401	04	02	00	Complemento a empleados por trabajo nocturno	22.912.522	0	0	0	0	0	22.912.522

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080061007 PRESTACIÓN DE SERVICIOS MEDICOS EN LA DIRECCIÓN GENERAL DE SALUD

UNIDAD DE MEDIDA: PACIENTE **META:** 120.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	03	00	Complemento a empleados por gastos de alimentación	2.679.361	0	0	0	0	0	2.679.361
401	04	08	00	Bono compensatorio de alimentación a empleados	30.707.410	0	0	0	0	0	30.707.410
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	4.953.372	0	0	0	0	0	4.953.372
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	4.607.020	0	0	0	0	0	4.607.020
401	04	18	00	Bono compensatorio de alimentación a obreros	23.355.115	0	0	0	0	0	23.355.115
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	4.888.313	0	0	0	0	0	4.888.313
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.469.611	0	0	0	0	0	2.469.611
401	04	96	00	Otros complementos a empleados	15.247.728	0	0	0	0	0	15.247.728
401	04	97	00	Otros complementos a obreros	6.430.056	0	0	0	0	0	6.430.056
401	04	98	00	Otros complementos al personal contratado	2.448.695	0	0	0	0	0	2.448.695
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	66.068.080	0	0	0	0	0	66.068.080
401	05	03	00	Bono vacacional a empleados	48.740.659	0	0	0	0	0	48.740.659
401	05	06	00	Bono vacacional a obreros	16.056.679	0	0	0	0	0	16.056.679
401	05	08	00	Bono vacacional al personal contratado	1.270.742	0	0	0	0	0	1.270.742
401	06	00	00	Aportes patronales y legales	43.327.605	0	0	0	0	0	43.327.605
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	16.704.609	0	0	0	0	0	16.704.609
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	5.343.245	0	0	0	0	0	5.343.245
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.712.135	0	0	0	0	0	3.712.135
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	3.712.135	0	0	0	0	0	3.712.135
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	7.793.708	0	0	0	0	0	7.793.708
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.597.903	0	0	0	0	0	2.597.903
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.731.935	0	0	0	0	0	1.731.935
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	1.731.935	0	0	0	0	0	1.731.935
401	07	00	00	Asistencia socio-económica	21.220.353	0	0	0	0	0	21.220.353

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080061007 PRESTACIÓN DE SERVICIOS MEDICOS EN LA DIRECCIÓN GENERAL DE SALUD

UNIDAD DE MEDIDA: PACIENTE **META:** 120.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	14.060.677	0	0	0	0	0	14.060.677
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	7.159.676	0	0	0	0	0	7.159.676
401	08	00	00	Prestaciones sociales e indemnizaciones	53.773.774	0	0	0	0	0	53.773.774
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	37.917.672	0	0	0	0	0	37.917.672
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	12.454.315	0	0	0	0	0	12.454.315
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.401.787	0	0	0	0	0	3.401.787
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**49.115.770**	**0**	**0**	**0**	**0**	0	**49.115.770**
402	01	00	00	Productos alimenticios y agropecuarios	986.910	0	0	0	0	0	986.910
402	01	01	00	Alimentos y bebidas para personas	410.910	0	0	0	0	0	410.910
402	01	02	00	Alimentos para animales	576.000	0	0	0	0	0	576.000
402	02	00	00	Productos de minas, canteras y yacimientos	10.099	0	0	0	0	0	10.099
402	02	05	00	Piedra, arcilla, arena y tierra	10.099	0	0	0	0	0	10.099
402	03	00	00	Textiles y vestuarios	15.539	0	0	0	0	0	15.539
402	03	01	00	Textiles	15.539	0	0	0	0	0	15.539
402	04	00	00	Productos de cuero y caucho	44.387	0	0	0	0	0	44.387
402	04	03	00	Cauchos y tripas para vehículos	44.387	0	0	0	0	0	44.387
402	05	00	00	Productos de papel, cartón e impresos	752.407	0	0	0	0	0	752.407
402	05	01	00	Pulpa de madera, papel y cartón	86.832	0	0	0	0	0	86.832
402	05	02	00	Envases y cajas de papel y cartón	2.203	0	0	0	0	0	2.203
402	05	03	00	Productos de papel y cartón para oficina	371.210	0	0	0	0	0	371.210
402	05	04	00	Libros, revistas y periódicos	29.405	0	0	0	0	0	29.405
402	05	06	00	Productos de papel y cartón para computación	244.238	0	0	0	0	0	244.238
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	18.519	0	0	0	0	0	18.519
402	06	00	00	Productos químicos y derivados	28.369.807	0	0	0	0	0	28.369.807

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080061007 PRESTACIÓN DE SERVICIOS MEDICOS EN LA DIRECCIÓN GENERAL DE SALUD

UNIDAD DE MEDIDA: *PACIENTE* **META:** 120.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	01	00	Sustancias químicas y de uso industrial	432.357	0	0	0	0	0	432.357
402	06	02	00	Abonos, plaguicidas y otros	83.180	0	0	0	0	0	83.180
402	06	03	00	Tintas, pinturas y colorantes	48.824	0	0	0	0	0	48.824
402	06	04	00	Productos farmacéuticos y medicamentos	27.726.182	0	0	0	0	0	27.726.182
402	06	06	00	Combustibles y lubricantes	31.478	0	0	0	0	0	31.478
402	06	08	00	Productos plásticos	18.705	0	0	0	0	0	18.705
402	06	99	00	Otros productos de la industria química y conexos	29.081	0	0	0	0	0	29.081
402	07	00	00	Productos minerales no metálicos	5.852	0	0	0	0	0	5.852
402	07	02	00	Vidrios y productos de vidrio	2.252	0	0	0	0	0	2.252
402	07	04	00	Cemento, cal y yeso	3.600	0	0	0	0	0	3.600
402	08	00	00	Productos metálicos	69.124	0	0	0	0	0	69.124
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	12.171	0	0	0	0	0	12.171
402	08	09	00	Repuestos y accesorios para equipos de transporte	52.568	0	0	0	0	0	52.568
402	08	10	00	Repuestos y accesorios para otros equipos	4.385	0	0	0	0	0	4.385
402	10	00	00	Productos varios y útiles diversos	18.861.645	0	0	0	0	0	18.861.645
402	10	01	00	Artículos de deporte, recreación y juguetes	2.898	0	0	0	0	0	2.898
402	10	02	00	Materiales y útiles de limpieza y aseo	1.599.670	0	0	0	0	0	1.599.670
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	16.413.418	0	0	0	0	0	16.413.418
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	134.982	0	0	0	0	0	134.982
402	10	06	00	Condecoraciones, ofrendas y similares	12.348	0	0	0	0	0	12.348
402	10	07	00	Productos de seguridad en el trabajo	3.384	0	0	0	0	0	3.384
402	10	08	00	Materiales para equipos de computación	409.042	0	0	0	0	0	409.042
402	10	11	00	Materiales eléctricos	76.485	0	0	0	0	0	76.485
402	10	12	00	Materiales para instalaciones sanitarias	17.689	0	0	0	0	0	17.689

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061007 PRESTACIÓN DE SERVICIOS MEDICOS EN LA DIRECCIÓN GENERAL DE SALUD

UNIDAD DE MEDIDA: PACIENTE **META:** 120.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	13	00	Materiales fotográficos	191.729	0	0	0	0	0	191.729
403	**00**	**00**	**00**	**Servicios no personales**	**9.046.323**	**0**	**0**	**0**	**0**	0	**9.046.323**
403	04	00	00	Servicios básicos	2.154	0	0	0	0	0	2.154
403	04	02	00	Gas	2.154	0	0	0	0	0	2.154
403	06	00	00	Servicios de transporte y almacenaje	16.417	0	0	0	0	0	16.417
403	06	01	00	Fletes y embalajes	16.417	0	0	0	0	0	16.417
403	07	00	00	Servicios de información, impresión y relaciones públicas	139.578	0	0	0	0	0	139.578
403	07	02	00	Imprenta y reproducción	139.578	0	0	0	0	0	139.578
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	870	0	0	0	0	0	870
403	08	02	00	Comisiones y gastos bancarios	870	0	0	0	0	0	870
403	09	00	00	Viáticos y pasajes	1.015.480	0	0	0	0	0	1.015.480
403	09	01	00	Viáticos y pasajes dentro del país	1.015.480	0	0	0	0	0	1.015.480
403	10	00	00	Servicios profesionales y técnicos	424.779	0	0	0	0	0	424.779
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	359.969	0	0	0	0	0	359.969
403	10	07	00	Servicios de capacitación y adiestramiento	64.810	0	0	0	0	0	64.810
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.810.021	0	0	0	0	0	2.810.021
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	46.589	0	0	0	0	0	46.589
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	2.566.235	0	0	0	0	0	2.566.235
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	175.488	0	0	0	0	0	175.488
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	21.709	0	0	0	0	0	21.709
403	12	00	00	Conservación y reparaciones menores de obras	12.007	0	0	0	0	0	12.007
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	12.007	0	0	0	0	0	12.007
403	18	00	00	Impuestos indirectos	3.268.245	0	0	0	0	0	3.268.245
403	18	01	00	Impuesto al valor agregado	3.268.245	0	0	0	0	0	3.268.245

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061007 PRESTACIÓN DE SERVICIOS MEDICOS EN LA DIRECCIÓN GENERAL DE SALUD

UNIDAD DE MEDIDA: PACIENTE **META:** 120.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.356.772	0	0	0	0	0	1.356.772
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.356.772	0	0	0	0	0	1.356.772
				Totales	**667.835.200**	**0**	**0**	**0**	**0**	0	**667.835.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061008 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL SERVICIO DE SANIDAD EJÉRCITO

UNIDAD DE MEDIDA: PACIENTE **META:** 9.700

RESPONSABLE/EJECUTOR: SERVICIO DE SANIDAD EJÉCITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.024.072**	**0**	**0**	**0**	**0**	0	**1.024.072**
402	04	00	00	Productos de cuero y caucho	5.479	0	0	0	0	0	5.479
402	04	03	00	Cauchos y tripas para vehículos	5.479	0	0	0	0	0	5.479
402	05	00	00	Productos de papel, cartón e impresos	3.776	0	0	0	0	0	3.776
402	05	03	00	Productos de papel y cartón para oficina	1.573	0	0	0	0	0	1.573
402	05	06	00	Productos de papel y cartón para computación	2.203	0	0	0	0	0	2.203
402	06	00	00	Productos químicos y derivados	951.686	0	0	0	0	0	951.686
402	06	02	00	Abonos, plaguicidas y otros	93.448	0	0	0	0	0	93.448
402	06	03	00	Tintas, pinturas y colorantes	3.577	0	0	0	0	0	3.577
402	06	04	00	Productos farmacéuticos y medicamentos	844.455	0	0	0	0	0	844.455
402	06	06	00	Combustibles y lubricantes	3.584	0	0	0	0	0	3.584
402	06	08	00	Productos plásticos	6.622	0	0	0	0	0	6.622
402	07	00	00	Productos minerales no metálicos	578	0	0	0	0	0	578
402	07	02	00	Vidrios y productos de vidrio	578	0	0	0	0	0	578
402	08	00	00	Productos metálicos	24.007	0	0	0	0	0	24.007
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.058	0	0	0	0	0	2.058
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.459	0	0	0	0	0	10.459
402	08	10	00	Repuestos y accesorios para otros equipos	11.490	0	0	0	0	0	11.490
402	10	00	00	Productos varios y útiles diversos	38.546	0	0	0	0	0	38.546
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	25.849	0	0	0	0	0	25.849
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.038	0	0	0	0	0	2.038
402	10	08	00	Materiales para equipos de computación	5.105	0	0	0	0	0	5.105
402	10	11	00	Materiales eléctricos	5.554	0	0	0	0	0	5.554
403	**00**	**00**	**00**	**Servicios no personales**	**89.718**	**0**	**0**	**0**	**0**	0	**89.718**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061008 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL SERVICIO DE SANIDAD EJÉRCITO

UNIDAD DE MEDIDA: *PACIENTE* **META:** 9.700

RESPONSABLE/EJECUTOR: SERVICIO DE SANIDAD EJÉCITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	09	00	00	Viáticos y pasajes	26.271	0	0	0	0	0	26.271
403	09	01	00	Viáticos y pasajes dentro del pais	26.271	0	0	0	0	0	26.271
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	37.404	0	0	0	0	0	37.404
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.742	0	0	0	0	0	20.742
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	16.662	0	0	0	0	0	16.662
403	18	00	00	Impuestos indirectos	26.043	0	0	0	0	0	26.043
403	18	01	00	Impuesto al valor agregado	26.043	0	0	0	0	0	26.043
				Totales	**1.113.790**	**0**	**0**	**0**	**0**	0	**1.113.790**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080061009 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR "DR. VICENTE SALIAS"

UNIDAD DE MEDIDA: PACIENTE **META:** 75.439

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "DR. VICENTE SALÍAS"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.356.862**	**0**	**0**	**0**	**0**	0	**11.356.862**
402	04	00	00	Productos de cuero y caucho	12.795	0	0	0	0	0	12.795
402	04	03	00	Cauchos y tripas para vehículos	12.795	0	0	0	0	0	12.795
402	05	00	00	Productos de papel, cartón e impresos	280.647	0	0	0	0	0	280.647
402	05	01	00	Pulpa de madera, papel y cartón	2.425	0	0	0	0	0	2.425
402	05	03	00	Productos de papel y cartón para oficina	265.985	0	0	0	0	0	265.985
402	05	06	00	Productos de papel y cartón para computación	10.343	0	0	0	0	0	10.343
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.894	0	0	0	0	0	1.894
402	06	00	00	Productos químicos y derivados	8.270.554	0	0	0	0	0	8.270.554
402	06	01	00	Sustancias químicas y de uso industrial	1.196.695	0	0	0	0	0	1.196.695
402	06	04	00	Productos farmacéuticos y medicamentos	7.061.374	0	0	0	0	0	7.061.374
402	06	06	00	Combustibles y lubricantes	12.485	0	0	0	0	0	12.485
402	08	00	00	Productos metálicos	145.788	0	0	0	0	0	145.788
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	67.500	0	0	0	0	0	67.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	25.952	0	0	0	0	0	25.952
402	08	10	00	Repuestos y accesorios para otros equipos	52.336	0	0	0	0	0	52.336
402	10	00	00	Productos varios y útiles diversos	2.647.078	0	0	0	0	0	2.647.078
402	10	02	00	Materiales y útiles de limpieza y aseo	107.140	0	0	0	0	0	107.140
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.457.508	0	0	0	0	0	2.457.508
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	21.898	0	0	0	0	0	21.898
402	10	08	00	Materiales para equipos de computación	18.218	0	0	0	0	0	18.218
402	10	11	00	Materiales eléctricos	4.128	0	0	0	0	0	4.128
402	10	12	00	Materiales para instalaciones sanitarias	19.806	0	0	0	0	0	19.806
402	10	99	00	Otros productos y útiles diversos	18.380	0	0	0	0	0	18.380

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061009 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR "DR. VICENTE SALIAS"

UNIDAD DE MEDIDA: PACIENTE **META:** 75.439

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "DR. VICENTE SALÍAS"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**643.138**	**0**	**0**	**0**	**0**	0	**643.138**
403	04	00	00	Servicios básicos	918	0	0	0	0	0	918
403	04	02	00	Gas	918	0	0	0	0	0	918
403	09	00	00	Viáticos y pasajes	48.587	0	0	0	0	0	48.587
403	09	01	00	Viáticos y pasajes dentro del país	48.587	0	0	0	0	0	48.587
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	66.083	0	0	0	0	0	66.083
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	51.076	0	0	0	0	0	51.076
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	15.007	0	0	0	0	0	15.007
403	18	00	00	Impuestos indirectos	527.550	0	0	0	0	0	527.550
403	18	01	00	Impuesto al valor agregado	527.550	0	0	0	0	0	527.550
				Totales	**12.000.000**	**0**	**0**	**0**	**0**	0	**12.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061010 PRESTACIÓN DE SERVICIOS MÉDICOS EN LA DIRECCIÓN DE SANIDAD NAVAL

UNIDAD DE MEDIDA: PACIENTE **META:** 1.490

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SANIDAD NAVAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**242.556**	**0**	**0**	**0**	**0**	0	**242.556**
402	06	00	00	Productos químicos y derivados	150.600	0	0	0	0	0	150.600
402	06	04	00	Productos farmacéuticos y medicamentos *	150.600	0	0	0	0	0	150.600
402	08	00	00	Productos metálicos	11.956	0	0	0	0	0	11.956
402	08	10	00	Repuestos y accesorios para otros equipos	11.956	0	0	0	0	0	11.956
402	10	00	00	Productos varios y útiles diversos	80.000	0	0	0	0	0	80.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	80.000	0	0	0	0	0	80.000
403	**00**	**00**	**00**	**Servicios no personales**	**144.600**	**0**	**0**	**0**	**0**	0	**144.600**
403	09	00	00	Viáticos y pasajes	100.600	0	0	0	0	0	100.600
403	09	01	00	Viáticos y pasajes dentro del país	100.600	0	0	0	0	0	100.600
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	33.000	0	0	0	0	0	33.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	33.000	0	0	0	0	0	33.000
403	18	00	00	Impuestos indirectos	11.000	0	0	0	0	0	11.000
403	18	01	00	Impuesto al valor agregado	11.000	0	0	0	0	0	11.000
				Totales	**387.156**	**0**	**0**	**0**	**0**	0	**387.156**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061011 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL NAVAL "DR. RAÚL PERDOMO HURTADO"

UNIDAD DE MEDIDA: *PACIENTE* **META:** 16.122

RESPONSABLE/EJECUTOR: HOSPITAL NAVAL "DR. RAÚL PERDOMO HURTADO"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.126.405**	**0**	**0**	**0**	**0**	0	**8.126.405**
402	01	00	00	Productos alimenticios y agropecuarios	43.446	0	0	0	0	0	43.446
402	01	01	00	Alimentos y bebidas para personas	43.446	0	0	0	0	0	43.446
402	06	00	00	Productos químicos y derivados	4.156.410	0	0	0	0	0	4.156.410
402	06	01	00	Sustancias químicas y de uso industrial	827.875	0	0	0	0	0	827.875
402	06	04	00	Productos farmacéuticos y medicamentos	3.328.535	0	0	0	0	0	3.328.535
402	08	00	00	Productos metálicos	79.216	0	0	0	0	0	79.216
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	51.099	0	0	0	0	0	51.099
402	08	09	00	Repuestos y accesorios para equipos de transporte	28.117	0	0	0	0	0	28.117
402	10	00	00	Productos varios y útiles diversos	3.847.333	0	0	0	0	0	3.847.333
402	10	02	00	Materiales y útiles de limpieza y aseo	118.651	0	0	0	0	0	118.651
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.205.178	0	0	0	0	0	3.205.178
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	112.418	0	0	0	0	0	112.418
402	10	08	00	Materiales para equipos de computación	102.885	0	0	0	0	0	102.885
402	10	11	00	Materiales eléctricos	283.120	0	0	0	0	0	283.120
402	10	12	00	Materiales para instalaciones sanitarias	25.081	0	0	0	0	0	25.081
403	**00**	**00**	**00**	**Servicios no personales**	**1.473.595**	**0**	**0**	**0**	**0**	0	**1.473.595**
403	02	00	00	Alquileres de maquinaria y equipos	201.149	0	0	0	0	0	201.149
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	201.149	0	0	0	0	0	201.149
403	06	00	00	Servicios de transporte y almacenaje	51.483	0	0	0	0	0	51.483
403	06	01	00	Fletes y embalajes	51.483	0	0	0	0	0	51.483
403	09	00	00	Viáticos y pasajes	67.112	0	0	0	0	0	67.112
403	09	01	00	Viáticos y pasajes dentro del país	67.112	0	0	0	0	0	67.112
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	295.741	0	0	0	0	0	295.741

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061011 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL NAVAL "DR. RAÚL PERDOMO HURTADO"

UNIDAD DE MEDIDA: PACIENTE **META:** 16.122

RESPONSABLE/EJECUTOR: HOSPITAL NAVAL "DR. RAÚL PERDOMO HURTADO"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	84.167	0	0	0	0	0	84.167
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	211.574	0	0	0	0	0	211.574
403	12	00	00	Conservación y reparaciones menores de obras	246.702	0	0	0	0	0	246.702
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	246.702	0	0	0	0	0	246.702
403	18	00	00	Impuestos indirectos	611.408	0	0	0	0	0	611.408
403	18	01	00	Impuesto al valor agregado	611.408	0	0	0	0	0	611.408
				Totales	**9.600.000**	**0**	**0**	**0**	**0**	0	**9.600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061012 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL NAVAL "TN (F) MANUEL CHIRINOS"

UNIDAD DE MEDIDA: PACIENTE **META:** 20.023

RESPONSABLE/EJECUTOR: HOSPITAL NAVAL "TN (F) MANUEL CHIRINOS"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.367.885**	**0**	**0**	**0**	**0**	0	**6.367.885**
402	01	00	00	Productos alimenticios y agropecuarios	28.128	0	0	0	0	0	28.128
402	01	01	00	Alimentos y bebidas para personas	28.128	0	0	0	0	0	28.128
402	03	00	00	Textiles y vestuarios	37.938	0	0	0	0	0	37.938
402	03	01	00	Textiles	37.938	0	0	0	0	0	37.938
402	04	00	00	Productos de cuero y caucho	59.280	0	0	0	0	0	59.280
402	04	03	00	Cauchos y tripas para vehículos	59.280	0	0	0	0	0	59.280
402	05	00	00	Productos de papel, cartón e impresos	116.317	0	0	0	0	0	116.317
402	05	01	00	Pulpa de madera, papel y cartón	47.520	0	0	0	0	0	47.520
402	05	02	00	Envases y cajas de papel y cartón	5.976	0	0	0	0	0	5.976
402	05	03	00	Productos de papel y cartón para oficina	31.963	0	0	0	0	0	31.963
402	05	06	00	Productos de papel y cartón para computación	5.400	0	0	0	0	0	5.400
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	25.458	0	0	0	0	0	25.458
402	06	00	00	Productos químicos y derivados	2.777.160	0	0	0	0	0	2.777.160
402	06	03	00	Tintas, pinturas y colorantes	61.560	0	0	0	0	0	61.560
402	06	04	00	Productos farmacéuticos y medicamentos	2.653.620	0	0	0	0	0	2.653.620
402	06	06	00	Combustibles y lubricantes	55.884	0	0	0	0	0	55.884
402	06	08	00	Productos plásticos	6.096	0	0	0	0	0	6.096
402	08	00	00	Productos metálicos	107.437	0	0	0	0	0	107.437
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	44.025	0	0	0	0	0	44.025
402	08	09	00	Repuestos y accesorios para equipos de transporte	63.412	0	0	0	0	0	63.412
402	10	00	00	Productos varios y útiles diversos	3.241.625	0	0	0	0	0	3.241.625
402	10	01	00	Artículos de deporte, recreación y juguetes	30.910	0	0	0	0	0	30.910
402	10	02	00	Materiales y útiles de limpieza y aseo	167.832	0	0	0	0	0	167.832

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 08 - 57

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061012 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL NAVAL "TN (F) MANUEL CHIRINOS"

UNIDAD DE MEDIDA: PACIENTE **META:** 20.023

RESPONSABLE/EJECUTOR: HOSPITAL NAVAL "TN (F) MANUEL CHIRINOS"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	30.695	0	0	0	0	0	30.695
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.773.468	0	0	0	0	0	2.773.468
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	67.136	0	0	0	0	0	67.136
402	10	07	00	Productos de seguridad en el trabajo	55.890	0	0	0	0	0	55.890
402	10	08	00	Materiales para equipos de computación	36.336	0	0	0	0	0	36.336
402	10	11	00	Materiales eléctricos	61.943	0	0	0	0	0	61.943
402	10	12	00	Materiales para instalaciones sanitarias	17.415	0	0	0	0	0	17.415
403	**00**	**00**	**00**	**Servicios no personales**	**832.115**	**0**	**0**	**0**	**0**	0	**832.115**
403	04	00	00	Servicios básicos	1.181	0	0	0	0	0	1.181
403	04	02	00	Gas	1.181	0	0	0	0	0	1.181
403	07	00	00	Servicios de información, impresión y relaciones públicas	45.360	0	0	0	0	0	45.360
403	07	01	00	Publicidad y propaganda	45.360	0	0	0	0	0	45.360
403	09	00	00	Viáticos y pasajes	77.849	0	0	0	0	0	77.849
403	09	01	00	Viáticos y pasajes dentro del país	77.849	0	0	0	0	0	77.849
403	10	00	00	Servicios profesionales y técnicos	25.134	0	0	0	0	0	25.134
403	10	09	00	Servicios de lavandería y tintorería	25.134	0	0	0	0	0	25.134
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	102.150	0	0	0	0	0	102.150
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	37.800	0	0	0	0	0	37.800
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	41.400	0	0	0	0	0	41.400
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	22.950	0	0	0	0	0	22.950
403	12	00	00	Conservación y reparaciones menores de obras	101.670	0	0	0	0	0	101.670
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	101.670	0	0	0	0	0	101.670
403	18	00	00	Impuestos indirectos	478.771	0	0	0	0	0	478.771
403	18	01	00	Impuesto al valor agregado	478.771	0	0	0	0	0	478.771

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061012 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL NAVAL "TN (F) MANUEL CHIRINOS"

UNIDAD DE MEDIDA: PACIENTE **META:** 20.023

RESPONSABLE/EJECUTOR: HOSPITAL NAVAL "TN (F) MANUEL CHIRINOS"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**7.200.000**	**0**	**0**	**0**	**0**	0	**7.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080061013 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL NAVAL "DR. FRANCISCO ISNARDI"

UNIDAD DE MEDIDA: PACIENTE **META:** 17.940

RESPONSABLE/EJECUTOR: HOSPITAL NAVAL "DR. FRANCISCO ISNARDI"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.348.395**	**0**	**0**	**0**	**0**	0	**7.348.395**
402	01	00	00	Productos alimenticios y agropecuarios	36.108	0	0	0	0	0	36.108
402	01	01	00	Alimentos y bebidas para personas	36.108	0	0	0	0	0	36.108
402	04	00	00	Productos de cuero y caucho	115.599	0	0	0	0	0	115.599
402	04	03	00	Cauchos y tripas para vehículos	115.599	0	0	0	0	0	115.599
402	05	00	00	Productos de papel, cartón e impresos	122.851	0	0	0	0	0	122.851
402	05	03	00	Productos de papel y cartón para oficina	93.871	0	0	0	0	0	93.871
402	05	06	00	Productos de papel y cartón para computación	26.775	0	0	0	0	0	26.775
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.205	0	0	0	0	0	2.205
402	06	00	00	Productos químicos y derivados	3.975.904	0	0	0	0	0	3.975.904
402	06	01	00	Sustancias químicas y de uso industrial	820.000	0	0	0	0	0	820.000
402	06	03	00	Tintas, pinturas y colorantes	138.405	0	0	0	0	0	138.405
402	06	04	00	Productos farmacéuticos y medicamentos	3.017.499	0	0	0	0	0	3.017.499
402	08	00	00	Productos metálicos	414.898	0	0	0	0	0	414.898
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	116.000	0	0	0	0	0	116.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	32.550	0	0	0	0	0	32.550
402	08	10	00	Repuestos y accesorios para otros equipos	266.348	0	0	0	0	0	266.348
402	10	00	00	Productos varios y útiles diversos	2.683.035	0	0	0	0	0	2.683.035
402	10	02	00	Materiales y útiles de limpieza y aseo	118.000	0	0	0	0	0	118.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000.000	0	0	0	0	0	2.000.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	107.035	0	0	0	0	0	107.035
402	10	08	00	Materiales para equipos de computación	16.000	0	0	0	0	0	16.000
402	10	11	00	Materiales eléctricos	42.000	0	0	0	0	0	42.000
402	10	13	00	Materiales fotográficos	400.000	0	0	0	0	0	400.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080061013 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL NAVAL "DR. FRANCISCO ISNARDI"

UNIDAD DE MEDIDA: PACIENTE **META:** 17.940

RESPONSABLE/EJECUTOR: HOSPITAL NAVAL "DR. FRANCISCO ISNARDI"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.051.605**	**0**	**0**	**0**	**0**	0	**1.051.605**
403	04	00	00	Servicios básicos	38.000	0	0	0	0	0	38.000
403	04	01	00	Electricidad	38.000	0	0	0	0	0	38.000
403	09	00	00	Viáticos y pasajes	59.850	0	0	0	0	0	59.850
403	09	01	00	Viáticos y pasajes dentro del pais	59.850	0	0	0	0	0	59.850
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	215.704	0	0	0	0	0	215.704
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	42.000	0	0	0	0	0	42.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	63.000	0	0	0	0	0	63.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	110.704	0	0	0	0	0	110.704
403	12	00	00	Conservación y reparaciones menores de obras	162.545	0	0	0	0	0	162.545
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	162.545	0	0	0	0	0	162.545
403	18	00	00	Impuestos indirectos	575.506	0	0	0	0	0	575.506
403	18	01	00	Impuesto al valor agregado	575.506	0	0	0	0	0	575.506
				Totales	**8.400.000**	**0**	**0**	**0**	**0**	0	**8.400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080061014 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL SERVICIO DE SANIDAD AERONÁUTICA

UNIDAD DE MEDIDA: PACIENTE **META:** 17.518

RESPONSABLE/EJECUTOR: SERVICIO DE SANIDAD AERONÁUTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.012.277**	**0**	**0**	**0**	**0**	0	**4.012.277**
402	03	00	00	Textiles y vestuarios	18.000	0	0	0	0	0	18.000
402	03	02	00	Prendas de vestir	18.000	0	0	0	0	0	18.000
402	04	00	00	Productos de cuero y caucho	34.800	0	0	0	0	0	34.800
402	04	03	00	Cauchos y tripas para vehiculos	34.800	0	0	0	0	0	34.800
402	05	00	00	Productos de papel, cartón e impresos	152.400	0	0	0	0	0	152.400
402	05	01	00	Pulpa de madera, papel y cartón	96.000	0	0	0	0	0	96.000
402	05	03	00	Productos de papel y cartón para oficina	12.000	0	0	0	0	0	12.000
402	05	06	00	Productos de papel y cartón para computación	18.000	0	0	0	0	0	18.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	26.400	0	0	0	0	0	26.400
402	06	00	00	Productos químicos y derivados	3.050.139	0	0	0	0	0	3.050.139
402	06	01	00	Sustancias químicas y de uso industrial	1.200.000	0	0	0	0	0	1.200.000
402	06	03	00	Tintas, pinturas y colorantes	66.000	0	0	0	0	0	66.000
402	06	04	00	Productos farmacéuticos y medicamentos	1.769.739	0	0	0	0	0	1.769.739
402	06	08	00	Productos plásticos	14.400	0	0	0	0	0	14.400
402	08	00	00	Productos metálicos	169.200	0	0	0	0	0	169.200
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	37.200	0	0	0	0	0	37.200
402	08	09	00	Repuestos y accesorios para equipos de transporte	132.000	0	0	0	0	0	132.000
402	10	00	00	Productos varios y útiles diversos	587.738	0	0	0	0	0	587.738
402	10	02	00	Materiales y útiles de limpieza y aseo	66.000	0	0	0	0	0	66.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	330.938	0	0	0	0	0	330.938
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	32.400	0	0	0	0	0	32.400
402	10	07	00	Productos de seguridad en el trabajo	8.400	0	0	0	0	0	8.400
402	10	08	00	Materiales para equipos de computación	36.000	0	0	0	0	0	36.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061014 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL SERVICIO DE SANIDAD AERONÁUTICA

UNIDAD DE MEDIDA: *PACIENTE* **META:** 17.518

RESPONSABLE/EJECUTOR: SERVICIO DE SANIDAD AERONÁUTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
402	10	11	00	Materiales eléctricos	66.000	0	0	0	0	0	66.000
402	10	12	00	Materiales para instalaciones sanitarias	48.000	0	0	0	0	0	48.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.524.864**	**0**	**0**	**0**	**0**	0	**1.524.864**
403	09	00	00	Viáticos y pasajes	636.000	0	0	0	0	0	636.000
403	09	01	00	Viáticos y pasajes dentro del pais	636.000	0	0	0	0	0	636.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	370.200	0	0	0	0	0	370.200
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	96.000	0	0	0	0	0	96.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	96.000	0	0	0	0	0	96.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	106.200	0	0	0	0	0	106.200
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	72.000	0	0	0	0	0	72.000
403	18	00	00	Impuestos indirectos	518.664	0	0	0	0	0	518.664
403	18	01	00	Impuesto al valor agregado	518.664	0	0	0	0	0	518.664
				Totales	**5.537.141**	**0**	**0**	**0**	**0**	0	**5.537.141**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061015 PRESTACIÓN DE SERVICIOS MÉDICOS EN LA DIRECCIÓN DE SANIDAD DE LA GUARDIA NACIONAL

UNIDAD DE MEDIDA: PACIENTE **META:** 38.220

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SANIDAD DE LA GUARDIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**870.000**	**0**	**0**	**0**	**0**	0	**870.000**
402	06	00	00	Productos químicos y derivados	575.000	0	0	0	0	0	575.000
402	06	04	00	Productos farmacéuticos y medicamentos	575.000	0	0	0	0	0	575.000
402	10	00	00	Productos varios y útiles diversos	295.000	0	0	0	0	0	295.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	295.000	0	0	0	0	0	295.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.290.000**	**0**	**0**	**0**	**0**	0	**1.290.000**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.149.600	0	0	0	0	0	1.149.600
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.149.600	0	0	0	0	0	1.149.600
403	18	00	00	Impuestos indirectos	140.400	0	0	0	0	0	140.400
403	18	01	00	Impuesto al valor agregado	140.400	0	0	0	0	0	140.400
				Totales	**2.160.000**	**0**	**0**	**0**	**0**	0	**2.160.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080061016 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR "DR. JOSÉ ÁNGEL ÁLAMO"

UNIDAD DE MEDIDA: PACIENTE **META:** 10.000

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "DR. JOSÉ ÁNGEL ÁLAMO"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.206.798**	**0**	**0**	**0**	**0**	0	**4.206.798**
402	01	00	00	Productos alimenticios y agropecuarios	150.000	0	0	0	0	0	150.000
402	01	01	00	Alimentos y bebidas para personas	150.000	0	0	0	0	0	150.000
402	03	00	00	Textiles y vestuarios	77.520	0	0	0	0	0	77.520
402	03	01	00	Textiles	39.360	0	0	0	0	0	39.360
402	03	02	00	Prendas de vestir	38.160	0	0	0	0	0	38.160
402	04	00	00	Productos de cuero y caucho	27.600	0	0	0	0	0	27.600
402	04	03	00	Cauchos y tripas para vehículos	27.600	0	0	0	0	0	27.600
402	05	00	00	Productos de papel, cartón e impresos	105.000	0	0	0	0	0	105.000
402	05	03	00	Productos de papel y cartón para oficina	45.000	0	0	0	0	0	45.000
402	05	06	00	Productos de papel y cartón para computación	30.000	0	0	0	0	0	30.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	30.000	0	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	2.611.678	0	0	0	0	0	2.611.678
402	06	01	00	Sustancias químicas y de uso industrial	500.000	0	0	0	0	0	500.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.072.678	0	0	0	0	0	2.072.678
402	06	06	00	Combustibles y lubricantes	9.000	0	0	0	0	0	9.000
402	06	08	00	Productos plásticos	30.000	0	0	0	0	0	30.000
402	07	00	00	Productos minerales no metálicos	18.000	0	0	0	0	0	18.000
402	07	02	00	Vidrios y productos de vidrio	18.000	0	0	0	0	0	18.000
402	08	00	00	Productos metálicos	36.000	0	0	0	0	0	36.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	12.000	0	0	0	0	0	12.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	24.000	0	0	0	0	0	24.000
402	10	00	00	Productos varios y útiles diversos	1.181.000	0	0	0	0	0	1.181.000
402	10	02	00	Materiales y útiles de limpieza y aseo	35.000	0	0	0	0	0	35.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114044 080061000 CUIDADO INTEGRAL DE LA SALUD A TRAVÉS DE LA RED SANITARIA MILITAR.

OBJETIVO DEL PROYECTO: PROCURAR ADECUADAS CONDICIONES DE ATENCIÓN EN EL CUIDADO INTEGRAL DE LA SALUD DEL PERSONAL MILITAR, AFILIADOS Y POBLACIÓN EN GENERAL, A FÍN DE CONTRIBUIR A MEJORAR SU CALIDAD DE VIDA.

UNIDAD DE MEDIDA: PACIENTE **META:** 2.428.254 **FEMENINO:** 1.335.540 **MASCULINO:** 1.092.714

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SALUD **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080061016 PRESTACIÓN DE SERVICIOS MÉDICOS EN EL HOSPITAL MILITAR "DR. JOSÉ ÁNGEL ÁLAMO"

UNIDAD DE MEDIDA: PACIENTE **META:** 10.000

RESPONSABLE/EJECUTOR: HOSPITAL MILITAR "DR. JOSÉ ÁNGEL ÁLAMO"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	960.000	0	0	0	0	0	960.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	42.000	0	0	0	0	0	42.000
402	10	08	00	Materiales para equipos de computación	15.000	0	0	0	0	0	15.000
402	10	11	00	Materiales eléctricos	24.000	0	0	0	0	0	24.000
402	10	12	00	Materiales para instalaciones sanitarias	15.000	0	0	0	0	0	15.000
402	10	13	00	Materiales fotográficos	90.000	0	0	0	0	0	90.000
403	**00**	**00**	**00**	**Servicios no personales**	**394.402**	**0**	**0**	**0**	**0**	0	**394.402**
403	04	00	00	Servicios básicos	20.000	0	0	0	0	0	20.000
403	04	02	00	Gas	20.000	0	0	0	0	0	20.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	32.000	0	0	0	0	0	32.000
403	07	02	00	Imprenta y reproducción	32.000	0	0	0	0	0	32.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	60	0	0	0	0	0	60
403	08	02	00	Comisiones y gastos bancarios	60	0	0	0	0	0	60
403	09	00	00	Viáticos y pasajes	80.000	0	0	0	0	0	80.000
403	09	01	00	Viáticos y pasajes dentro del país	80.000	0	0	0	0	0	80.000
403	18	00	00	Impuestos indirectos	262.342	0	0	0	0	0	262.342
403	18	01	00	Impuesto al valor agregado	262.342	0	0	0	0	0	262.342
				Totales	**4.601.200**	**0**	**0**	**0**	**0**	0	**4.601.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE **META:** 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**138.463.101**	**0**	**0**	**0**	**0**	**0**	**138.463.101**
401	01	00	00	Sueldos, salarios y otras retribuciones	72.112.186	0	0	0	0	0	72.112.186
401	01	21	00	Sueldo o ración del personal militar no profesional	72.112.186	0	0	0	0	0	72.112.186
401	04	00	00	Complementos de sueldos y salarios	66.350.915	0	0	0	0	0	66.350.915
401	04	32	00	Complemento al personal militar por gastos de alimentación	60.363.830	0	0	0	0	0	60.363.830
401	04	33	00	Complemento al personal militar por gastos de transporte	5.987.085	0	0	0	0	0	5.987.085
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**23.303.146**	**0**	**0**	**0**	**0**	**0**	**23.303.146**
402	01	00	00	Productos alimenticios y agropecuarios	4.017.870	0	0	0	0	0	4.017.870
402	01	01	00	Alimentos y bebidas para personas	3.389.281	0	0	0	0	0	3.389.281
402	01	02	00	Alimentos para animales	525.795	0	0	0	0	0	525.795
402	01	03	00	Productos agrícolas y pecuarios	102.794	0	0	0	0	0	102.794
402	02	00	00	Productos de minas, canteras y yacimientos	18.210	0	0	0	0	0	18.210
402	02	05	00	Piedra, arcilla, arena y tierra	18.210	0	0	0	0	0	18.210
402	03	00	00	Textiles y vestuarios	1.815.261	0	0	0	0	0	1.815.261
402	03	01	00	Textiles	12.000	0	0	0	0	0	12.000
402	03	02	00	Prendas de vestir	1.389.461	0	0	0	0	0	1.389.461
402	03	03	00	Calzados	413.800	0	0	0	0	0	413.800
402	04	00	00	Productos de cuero y caucho	635.361	0	0	0	0	0	635.361
402	04	01	00	Cueros y pieles	9.480	0	0	0	0	0	9.480
402	04	03	00	Cauchos y tripas para vehículos	625.881	0	0	0	0	0	625.881
402	05	00	00	Productos de papel, cartón e impresos	4.565.247	0	0	0	0	0	4.565.247
402	05	01	00	Pulpa de madera, papel y cartón	695.491	0	0	0	0	0	695.491
402	05	02	00	Envases y cajas de papel y cartón	35.380	0	0	0	0	0	35.380
402	05	03	00	Productos de papel y cartón para oficina	2.175.401	0	0	0	0	0	2.175.401
402	05	04	00	Libros, revistas y periódicos	125.189	0	0	0	0	0	125.189
402	05	05	00	Material de enseñanza	424.949	0	0	0	0	0	424.949
402	05	06	00	Productos de papel y cartón para computación	321.353	0	0	0	0	0	321.353
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	778.548	0	0	0	0	0	778.548
402	05	99	00	Otros productos de pulpa, papel y cartón	8.936	0	0	0	0	0	8.936

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE **META:** 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	2.665.484	0	0	0	0	0	2.665.484
402	06	01	00	Sustancias químicas y de uso industrial	61.704	0	0	0	0	0	61.704
402	06	02	00	Abonos, plaguicidas y otros	1.019	0	0	0	0	0	1.019
402	06	03	00	Tintas, pinturas y colorantes	1.143.439	0	0	0	0	0	1.143.439
402	06	04	00	Productos farmacéuticos y medicamentos	77.933	0	0	0	0	0	77.933
402	06	05	00	Productos de tocador	20.500	0	0	0	0	0	20.500
402	06	06	00	Combustibles y lubricantes	1.124.021	0	0	0	0	0	1.124.021
402	06	08	00	Productos plásticos	233.748	0	0	0	0	0	233.748
402	06	99	00	Otros productos de la industria química y conexos	3.120	0	0	0	0	0	3.120
402	07	00	00	Productos minerales no metálicos	139.569	0	0	0	0	0	139.569
402	07	01	00	Productos de barro, loza y porcelana	720	0	0	0	0	0	720
402	07	02	00	Vidrios y productos de vidrio	5.960	0	0	0	0	0	5.960
402	07	03	00	Productos de arcilla para construcción	14.000	0	0	0	0	0	14.000
402	07	04	00	Cemento, cal y yeso	118.889	0	0	0	0	0	118.889
402	08	00	00	Productos metálicos	1.776.676	0	0	0	0	0	1.776.676
402	08	01	00	Productos primarios de hierro y acero	45.000	0	0	0	0	0	45.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	593.355	0	0	0	0	0	593.355
402	08	07	00	Material de señalamiento	2.000	0	0	0	0	0	2.000
402	08	08	00	Material de educación	753.846	0	0	0	0	0	753.846
402	08	09	00	Repuestos y accesorios para equipos de transporte	330.475	0	0	0	0	0	330.475
402	08	10	00	Repuestos y accesorios para otros equipos	52.000	0	0	0	0	0	52.000
402	09	00	00	Productos de madera	14.050	0	0	0	0	0	14.050
402	09	01	00	Productos primarios de madera	5.000	0	0	0	0	0	5.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	9.050	0	0	0	0	0	9.050
402	10	00	00	Productos varios y útiles diversos	7.637.418	0	0	0	0	0	7.637.418
402	10	01	00	Artículos de deporte, recreación y juguetes	1.491.529	0	0	0	0	0	1.491.529
402	10	02	00	Materiales y útiles de limpieza y aseo	2.209.912	0	0	0	0	0	2.209.912
402	10	03	00	Utensilios de cocina y comedor	291.090	0	0	0	0	0	291.090
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	6.300	0	0	0	0	0	6.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE

META: 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	763.822	0	0	0	0	0	763.822
402	10	06	00	Condecoraciones, ofrendas y similares	393.499	0	0	0	0	0	393.499
402	10	07	00	Productos de seguridad en el trabajo	72.030	0	0	0	0	0	72.030
402	10	08	00	Materiales para equipos de computación	1.134.956	0	0	0	0	0	1.134.956
402	10	11	00	Materiales eléctricos	688.396	0	0	0	0	0	688.396
402	10	12	00	Materiales para instalaciones sanitarias	584.086	0	0	0	0	0	584.086
402	10	99	00	Otros productos y útiles diversos	1.798	0	0	0	0	0	1.798
402	99	00	00	Otros materiales y suministros	18.000	0	0	0	0	0	18.000
402	99	01	00	Otros materiales y suministros	18.000	0	0	0	0	0	18.000
403	**00**	**00**	**00**	**Servicios no personales**	**12.674.272**	**0**	**0**	**0**	**0**	**0**	**12.674.272**
403	01	00	00	Alquileres de inmuebles	15.845	0	0	0	0	0	15.845
403	01	02	00	Alquileres de instalaciones culturales y recreativas	15.845	0	0	0	0	0	15.845
403	04	00	00	Servicios básicos	80.059	0	0	0	0	0	80.059
403	04	02	00	Gas	76.809	0	0	0	0	0	76.809
403	04	05	00	Servicio de comunicaciones	3.250	0	0	0	0	0	3.250
403	07	00	00	Servicios de información, impresión y relaciones públicas	127.847	0	0	0	0	0	127.847
403	07	01	00	Publicidad y propaganda	40.800	0	0	0	0	0	40.800
403	07	02	00	Imprenta y reproducción	87.047	0	0	0	0	0	87.047
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	200	0	0	0	0	0	200
403	08	02	00	Comisiones y gastos bancarios	200	0	0	0	0	0	200
403	09	00	00	Viáticos y pasajes	5.982.898	0	0	0	0	0	5.982.898
403	09	01	00	Viáticos y pasajes dentro del pais	3.257.908	0	0	0	0	0	3.257.908
403	09	02	00	Viáticos y pasajes fuera del país	2.706.898	0	0	0	0	0	2.706.898
403	09	03	00	Asignación por kilómetros recorridos	18.092	0	0	0	0	0	18.092
403	10	00	00	Servicios profesionales y técnicos	470.441	0	0	0	0	0	470.441
403	10	07	00	Servicios de capacitación y adiestramiento	448.723	0	0	0	0	0	448.723
403	10	09	00	Servicios de lavandería y tintorería	21.718	0	0	0	0	0	21.718
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.947.296	0	0	0	0	0	1.947.296
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	78.763	0	0	0	0	0	78.763

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE

META: 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	522.401	0	0	0	0	0	522.401
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	8.500	0	0	0	0	0	8.500
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	4.200	0	0	0	0	0	4.200
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	252.195	0	0	0	0	0	252.195
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.029.585	0	0	0	0	0	1.029.585
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	51.652	0	0	0	0	0	51.652
403	12	00	00	Conservación y reparaciones menores de obras	876.056	0	0	0	0	0	876.056
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	876.056	0	0	0	0	0	876.056
403	16	00	00	Servicios de diversión, esparcimiento y culturales	132.000	0	0	0	0	0	132.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	132.000	0	0	0	0	0	132.000
403	18	00	00	Impuestos indirectos	3.037.080	0	0	0	0	0	3.037.080
403	18	01	00	Impuesto al valor agregado	2.977.531	0	0	0	0	0	2.977.531
403	18	99	00	Otros impuestos indirectos	59.549	0	0	0	0	0	59.549
403	99	00	00	Otros servicios no personales	4.550	0	0	0	0	0	4.550
403	99	01	00	Otros servicios no personales	4.550	0	0	0	0	0	4.550
				Totales	**174.440.519**	**0**	**0**	**0**	**0**	**0**	**174.440.519**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE

META: 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE **META:** 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080062001 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE EJÉRCITO.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 116.161

RESPONSABLE/EJECUTOR: DIRECCIÓN DE EDUCACIÓN DEL EJÉRCITO NACIONAL BOLIVARIANO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.012.884**	**0**	**0**	**0**	**0**	0	**4.012.884**
402	01	00	00	Productos alimenticios y agropecuarios	1.599.428	0	0	0	0	0	1.599.428
402	01	01	00	Alimentos y bebidas para personas	1.024.451	0	0	0	0	0	1.024.451
402	01	02	00	Alimentos para animales	472.183	0	0	0	0	0	472.183
402	01	03	00	Productos agrícolas y pecuarios	102.794	0	0	0	0	0	102.794
402	04	00	00	Productos de cuero y caucho	70.815	0	0	0	0	0	70.815
402	04	03	00	Cauchos y tripas para vehículos	70.815	0	0	0	0	0	70.815
402	05	00	00	Productos de papel, cartón e impresos	875.560	0	0	0	0	0	875.560
402	05	01	00	Pulpa de madera, papel y cartón	85.097	0	0	0	0	0	85.097
402	05	03	00	Productos de papel y cartón para oficina	509.889	0	0	0	0	0	509.889
402	05	04	00	Libros, revistas y periódicos	1.937	0	0	0	0	0	1.937
402	05	05	00	Material de enseñanza	132.048	0	0	0	0	0	132.048
402	05	06	00	Productos de papel y cartón para computación	100.927	0	0	0	0	0	100.927
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	44.726	0	0	0	0	0	44.726
402	05	99	00	Otros productos de pulpa, papel y cartón	936	0	0	0	0	0	936
402	06	00	00	Productos químicos y derivados	262.045	0	0	0	0	0	262.045
402	06	02	00	Abonos, plaguicidas y otros	1.019	0	0	0	0	0	1.019
402	06	03	00	Tintas, pinturas y colorantes	125.067	0	0	0	0	0	125.067
402	06	04	00	Productos farmacéuticos y medicamentos	58.788	0	0	0	0	0	58.788
402	06	06	00	Combustibles y lubricantes	74.051	0	0	0	0	0	74.051
402	06	99	00	Otros productos de la industria química y conexos	3.120	0	0	0	0	0	3.120
402	07	00	00	Productos minerales no metálicos	2.373	0	0	0	0	0	2.373
402	07	04	00	Cemento, cal y yeso	2.373	0	0	0	0	0	2.373
402	08	00	00	Productos metálicos	353.621	0	0	0	0	0	353.621

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE **META:** 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080062001 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE EJÉRCITO.

UNIDAD DE MEDIDA: *HORA / CLASE* **META:** 116.161

RESPONSABLE/EJECUTOR: DIRECCIÓN DE EDUCACIÓN DEL EJÉRCITO NACIONAL BOLIVARIANO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	163.108	0	0	0	0	0	163.108
402	08	08	00	Material de educación	145.876	0	0	0	0	0	145.876
402	08	09	00	Repuestos y accesorios para equipos de transporte	44.637	0	0	0	0	0	44.637
402	10	00	00	Productos varios y útiles diversos	849.042	0	0	0	0	0	849.042
402	10	01	00	Artículos de deporte, recreación y juguetes	7.107	0	0	0	0	0	7.107
402	10	02	00	Materiales y útiles de limpieza y aseo	513.042	0	0	0	0	0	513.042
402	10	03	00	Utensilios de cocina y comedor	2.519	0	0	0	0	0	2.519
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	162.728	0	0	0	0	0	162.728
402	10	08	00	Materiales para equipos de computación	11.189	0	0	0	0	0	11.189
402	10	11	00	Materiales eléctricos	108.964	0	0	0	0	0	108.964
402	10	12	00	Materiales para instalaciones sanitarias	41.695	0	0	0	0	0	41.695
402	10	99	00	Otros productos y útiles diversos	1.798	0	0	0	0	0	1.798
403	**00**	**00**	**00**	**Servicios no personales**	**1.605.359**	**0**	**0**	**0**	**0**	0	**1.605.359**
403	04	00	00	Servicios básicos	47.729	0	0	0	0	0	47.729
403	04	02	00	Gas	47.729	0	0	0	0	0	47.729
403	09	00	00	Viáticos y pasajes	909.922	0	0	0	0	0	909.922
403	09	01	00	Viáticos y pasajes dentro del pais	571.830	0	0	0	0	0	571.830
403	09	02	00	Viáticos y pasajes fuera del país	320.000	0	0	0	0	0	320.000
403	09	03	00	Asignación por kilómetros recorridos	18.092	0	0	0	0	0	18.092
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	293.760	0	0	0	0	0	293.760
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	575	0	0	0	0	0	575
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	103.782	0	0	0	0	0	103.782
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	5.818	0	0	0	0	0	5.818
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos	164.933	0	0	0	0	0	164.933

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE **META:** 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080062001 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE EJÉRCITO.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 116.161

RESPONSABLE/EJECUTOR: DIRECCIÓN DE EDUCACIÓN DEL EJÉRCITO NACIONAL BOLIVARIANO.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				de oficina y alojamiento							
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	18.652	0	0	0	0	0	18.652
403	18	00	00	Impuestos indirectos	349.398	0	0	0	0	0	349.398
403	18	01	00	Impuesto al valor agregado	349.398	0	0	0	0	0	349.398
403	99	00	00	Otros servicios no personales	4.550	0	0	0	0	0	4.550
403	99	01	00	Otros servicios no personales	4.550	0	0	0	0	0	4.550
				Totales	**5.618.243**	**0**	**0**	**0**	**0**	0	**5.618.243**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE **META:** 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080062002 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE ARMADA.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 35.542

RESPONSABLE/EJECUTOR: COMANDO NAVAL DE EDUCACIÓN DE LA ARMADA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.438.887**	**0**	**0**	**0**	**0**	0	**3.438.887**
402	01	00	00	Productos alimenticios y agropecuarios	263.000	0	0	0	0	0	263.000
402	01	01	00	Alimentos y bebidas para personas	213.000	0	0	0	0	0	213.000
402	01	02	00	Alimentos para animales	50.000	0	0	0	0	0	50.000
402	03	00	00	Textiles y vestuarios	24.500	0	0	0	0	0	24.500
402	03	02	00	Prendas de vestir	24.500	0	0	0	0	0	24.500
402	04	00	00	Productos de cuero y caucho	52.000	0	0	0	0	0	52.000
402	04	03	00	Cauchos y tripas para vehículos	52.000	0	0	0	0	0	52.000
402	05	00	00	Productos de papel, cartón e impresos	591.000	0	0	0	0	0	591.000
402	05	01	00	Pulpa de madera, papel y cartón	140.000	0	0	0	0	0	140.000
402	05	03	00	Productos de papel y cartón para oficina	237.000	0	0	0	0	0	237.000
402	05	06	00	Productos de papel y cartón para computación	150.500	0	0	0	0	0	150.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	55.500	0	0	0	0	0	55.500
402	05	99	00	Otros productos de pulpa, papel y cartón	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	396.000	0	0	0	0	0	396.000
402	06	01	00	Sustancias químicas y de uso industrial	20.000	0	0	0	0	0	20.000
402	06	03	00	Tintas, pinturas y colorantes	276.000	0	0	0	0	0	276.000
402	06	06	00	Combustibles y lubricantes	2.000	0	0	0	0	0	2.000
402	06	08	00	Productos plásticos	98.000	0	0	0	0	0	98.000
402	07	00	00	Productos minerales no metálicos	80.886	0	0	0	0	0	80.886
402	07	03	00	Productos de arcilla para construcción	10.000	0	0	0	0	0	10.000
402	07	04	00	Cemento, cal y yeso	70.886	0	0	0	0	0	70.886
402	08	00	00	Productos metálicos	374.500	0	0	0	0	0	374.500
402	08	01	00	Productos primarios de hierro y acero	40.000	0	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE **META:** 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080062002 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE ARMADA.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 35.542

RESPONSABLE/EJECUTOR: COMANDO NAVAL DE EDUCACIÓN DE LA ARMADA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	247.000	0	0	0	0	0	247.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	50.500	0	0	0	0	0	50.500
402	08	10	00	Repuestos y accesorios para otros equipos	37.000	0	0	0	0	0	37.000
402	09	00	00	Productos de madera	5.000	0	0	0	0	0	5.000
402	09	01	00	Productos primarios de madera	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	1.652.001	0	0	0	0	0	1.652.001
402	10	01	00	Artículos de deporte, recreación y juguetes	230.400	0	0	0	0	0	230.400
402	10	02	00	Materiales y útiles de limpieza y aseo	436.000	0	0	0	0	0	436.000
402	10	03	00	Utensilios de cocina y comedor	170.000	0	0	0	0	0	170.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	60.320	0	0	0	0	0	60.320
402	10	06	00	Condecoraciones, ofrendas y similares	81.001	0	0	0	0	0	81.001
402	10	07	00	Productos de seguridad en el trabajo	18.000	0	0	0	0	0	18.000
402	10	08	00	Materiales para equipos de computación	209.280	0	0	0	0	0	209.280
402	10	11	00	Materiales eléctricos	324.000	0	0	0	0	0	324.000
402	10	12	00	Materiales para instalaciones sanitarias	123.000	0	0	0	0	0	123.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.385.097**	**0**	**0**	**0**	**0**	0	**2.385.097**
403	04	00	00	Servicios básicos	10.000	0	0	0	0	0	10.000
403	04	02	00	Gas	10.000	0	0	0	0	0	10.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.000	0	0	0	0	0	50.000
403	07	01	00	Publicidad y propaganda	25.000	0	0	0	0	0	25.000
403	07	02	00	Imprenta y reproducción	25.000	0	0	0	0	0	25.000
403	09	00	00	Viáticos y pasajes	777.480	0	0	0	0	0	777.480
403	09	01	00	Viáticos y pasajes dentro del país	777.480	0	0	0	0	0	777.480
403	10	00	00	Servicios profesionales y técnicos	341.718	0	0	0	0	0	341.718

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE **META:** 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080062002 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE ARMADA.

UNIDAD DE MEDIDA: *HORA / CLASE* **META:** 35.542

RESPONSABLE/EJECUTOR: COMANDO NAVAL DE EDUCACIÓN DE LA ARMADA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	320.000	0	0	0	0	0	320.000
403	10	09	00	Servicios de lavandería y tintoreria	21.718	0	0	0	0	0	21.718
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	196.218	0	0	0	0	0	196.218
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	55.000	0	0	0	0	0	55.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	114.218	0	0	0	0	0	114.218
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	27.000	0	0	0	0	0	27.000
403	12	00	00	Conservación y reparaciones menores de obras	469.520	0	0	0	0	0	469.520
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	469.520	0	0	0	0	0	469.520
403	18	00	00	Impuestos indirectos	540.161	0	0	0	0	0	540.161
403	18	01	00	Impuesto al valor agregado	540.161	0	0	0	0	0	540.161
				Totales	**5.823.984**	**0**	**0**	**0**	**0**	0	**5.823.984**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE **META:** 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080062003 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE AVIACIÓN.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 96.892

RESPONSABLE/EJECUTOR: COMANDO DE PERSONAL DE LA AVIACIÓN MILITAR NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.451.718**	**0**	**0**	**0**	**0**	0	**2.451.718**
402	01	00	00	Productos alimenticios y agropecuarios	178.440	0	0	0	0	0	178.440
402	01	01	00	Alimentos y bebidas para personas	178.440	0	0	0	0	0	178.440
402	02	00	00	Productos de minas, canteras y yacimientos	2.800	0	0	0	0	0	2.800
402	02	05	00	Piedra, arcilla, arena y tierra	2.800	0	0	0	0	0	2.800
402	03	00	00	Textiles y vestuarios	83.350	0	0	0	0	0	83.350
402	03	02	00	Prendas de vestir	63.350	0	0	0	0	0	63.350
402	03	03	00	Calzados	20.000	0	0	0	0	0	20.000
402	04	00	00	Productos de cuero y caucho	77.032	0	0	0	0	0	77.032
402	04	03	00	Cauchos y tripas para vehículos	77.032	0	0	0	0	0	77.032
402	05	00	00	Productos de papel, cartón e impresos	464.425	0	0	0	0	0	464.425
402	05	01	00	Pulpa de madera, papel y cartón	97.517	0	0	0	0	0	97.517
402	05	02	00	Envases y cajas de papel y cartón	35.380	0	0	0	0	0	35.380
402	05	03	00	Productos de papel y cartón para oficina	166.378	0	0	0	0	0	166.378
402	05	04	00	Libros, revistas y periódicos	32.778	0	0	0	0	0	32.778
402	05	05	00	Material de enseñanza	32.256	0	0	0	0	0	32.256
402	05	06	00	Productos de papel y cartón para computación	31.520	0	0	0	0	0	31.520
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	68.596	0	0	0	0	0	68.596
402	06	00	00	Productos químicos y derivados	279.584	0	0	0	0	0	279.584
402	06	01	00	Sustancias químicas y de uso industrial	41.704	0	0	0	0	0	41.704
402	06	03	00	Tintas, pinturas y colorantes	112.555	0	0	0	0	0	112.555
402	06	04	00	Productos farmacéuticos y medicamentos	9.145	0	0	0	0	0	9.145
402	06	05	00	Productos de tocador	20.500	0	0	0	0	0	20.500
402	06	06	00	Combustibles y lubricantes	21.000	0	0	0	0	0	21.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE **META:** 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080062003 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE AVIACIÓN.

UNIDAD DE MEDIDA: *HORA / CLASE* **META:** 96.892

RESPONSABLE/EJECUTOR: COMANDO DE PERSONAL DE LA AVIACIÓN MILITAR NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	74.680	0	0	0	0	0	74.680
402	07	00	00	Productos minerales no metálicos	27.694	0	0	0	0	0	27.694
402	07	01	00	Productos de barro, loza y porcelana	720	0	0	0	0	0	720
402	07	02	00	Vidrios y productos de vidrio	1.140	0	0	0	0	0	1.140
402	07	04	00	Cemento, cal y yeso	25.834	0	0	0	0	0	25.834
402	08	00	00	Productos metálicos	227.741	0	0	0	0	0	227.741
402	08	01	00	Productos primarios de hierro y acero	5.000	0	0	0	0	0	5.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	105.841	0	0	0	0	0	105.841
402	08	07	00	Material de señalamiento	2.000	0	0	0	0	0	2.000
402	08	08	00	Material de educación	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	89.900	0	0	0	0	0	89.900
402	08	10	00	Repuestos y accesorios para otros equipos	15.000	0	0	0	0	0	15.000
402	09	00	00	Productos de madera	9.050	0	0	0	0	0	9.050
402	09	02	00	Muebles y accesorios de madera para edificaciones	9.050	0	0	0	0	0	9.050
402	10	00	00	Productos varios y útiles diversos	1.101.602	0	0	0	0	0	1.101.602
402	10	01	00	Artículos de deporte, recreación y juguetes	194.060	0	0	0	0	0	194.060
402	10	02	00	Materiales y útiles de limpieza y aseo	182.654	0	0	0	0	0	182.654
402	10	03	00	Utensilios de cocina y comedor	60.038	0	0	0	0	0	60.038
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	6.300	0	0	0	0	0	6.300
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	145.072	0	0	0	0	0	145.072
402	10	06	00	Condecoraciones, ofrendas y similares	170.880	0	0	0	0	0	170.880
402	10	07	00	Productos de seguridad en el trabajo	34.200	0	0	0	0	0	34.200
402	10	08	00	Materiales para equipos de computación	162.489	0	0	0	0	0	162.489
402	10	11	00	Materiales eléctricos	73.847	0	0	0	0	0	73.847

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE **META:** 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080062003 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE AVIACIÓN.

UNIDAD DE MEDIDA: HORA / CLASE **META:** 96.892

RESPONSABLE/EJECUTOR: COMANDO DE PERSONAL DE LA AVIACIÓN MILITAR NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	72.062	0	0	0	0	0	72.062
403	**00**	**00**	**00**	**Servicios no personales**	**1.556.941**	**0**	**0**	**0**	**0**	0	**1.556.941**
403	04	00	00	Servicios básicos	22.330	0	0	0	0	0	22.330
403	04	02	00	Gas	19.080	0	0	0	0	0	19.080
403	04	05	00	Servicio de comunicaciones	3.250	0	0	0	0	0	3.250
403	07	00	00	Servicios de información, impresión y relaciones públicas	32.050	0	0	0	0	0	32.050
403	07	02	00	Imprenta y reproducción	32.050	0	0	0	0	0	32.050
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	200	0	0	0	0	0	200
403	08	02	00	Comisiones y gastos bancarios	200	0	0	0	0	0	200
403	09	00	00	Viáticos y pasajes	313.956	0	0	0	0	0	313.956
403	09	01	00	Viáticos y pasajes dentro del país	313.956	0	0	0	0	0	313.956
403	10	00	00	Servicios profesionales y técnicos	32.400	0	0	0	0	0	32.400
403	10	07	00	Servicios de capacitación y adiestramiento	32.400	0	0	0	0	0	32.400
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	255.700	0	0	0	0	0	255.700
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	69.500	0	0	0	0	0	69.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	79.000	0	0	0	0	0	79.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	4.200	0	0	0	0	0	4.200
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	11.000	0	0	0	0	0	11.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	86.000	0	0	0	0	0	86.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	6.000	0	0	0	0	0	6.000
403	12	00	00	Conservación y reparaciones menores de obras	406.536	0	0	0	0	0	406.536
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	406.536	0	0	0	0	0	406.536
403	16	00	00	Servicios de diversión, esparcimiento y culturales	132.000	0	0	0	0	0	132.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE **META:** 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080062003 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE AVIACIÓN.

UNIDAD DE MEDIDA: *HORA / CLASE* **META:** 96.892

RESPONSABLE/EJECUTOR: COMANDO DE PERSONAL DE LA AVIACIÓN MILITAR NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	01	00	Servicios de diversión, esparcimiento y culturales	132.000	0	0	0	0	0	132.000
403	18	00	00	Impuestos indirectos	361.769	0	0	0	0	0	361.769
403	18	01	00	Impuesto al valor agregado	302.220	0	0	0	0	0	302.220
403	18	99	00	Otros impuestos indirectos	59.549	0	0	0	0	0	59.549
				Totales	**4.008.659**	**0**	**0**	**0**	**0**	0	**4.008.659**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE **META:** 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080062004 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE GUARDIA NACIONAL.

UNIDAD DE MEDIDA: ALUMNO **META:** 13.472

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN DE LA GUARDIA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.704.520**	**0**	**0**	**0**	**0**	0	**5.704.520**
402	01	00	00	Productos alimenticios y agropecuarios	222.807	0	0	0	0	0	222.807
402	01	01	00	Alimentos y bebidas para personas	219.195	0	0	0	0	0	219.195
402	01	02	00	Alimentos para animales	3.612	0	0	0	0	0	3.612
402	04	00	00	Productos de cuero y caucho	295.474	0	0	0	0	0	295.474
402	04	03	00	Cauchos y tripas para vehículos	295.474	0	0	0	0	0	295.474
402	05	00	00	Productos de papel, cartón e impresos	1.319.360	0	0	0	0	0	1.319.360
402	05	03	00	Productos de papel y cartón para oficina	769.255	0	0	0	0	0	769.255
402	05	04	00	Libros, revistas y periódicos	84.774	0	0	0	0	0	84.774
402	05	05	00	Material de enseñanza	210.145	0	0	0	0	0	210.145
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	255.186	0	0	0	0	0	255.186
402	06	00	00	Productos químicos y derivados	1.387.031	0	0	0	0	0	1.387.031
402	06	03	00	Tintas, pinturas y colorantes	477.475	0	0	0	0	0	477.475
402	06	06	00	Combustibles y lubricantes	909.556	0	0	0	0	0	909.556
402	08	00	00	Productos metálicos	572.320	0	0	0	0	0	572.320
402	08	08	00	Material de educación	572.320	0	0	0	0	0	572.320
402	10	00	00	Productos varios y útiles diversos	1.907.528	0	0	0	0	0	1.907.528
402	10	01	00	Artículos de deporte, recreación y juguetes	408.709	0	0	0	0	0	408.709
402	10	02	00	Materiales y útiles de limpieza y aseo	625.244	0	0	0	0	0	625.244
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	151.742	0	0	0	0	0	151.742
402	10	08	00	Materiales para equipos de computación	358.873	0	0	0	0	0	358.873
402	10	11	00	Materiales eléctricos	100.100	0	0	0	0	0	100.100
402	10	12	00	Materiales para instalaciones sanitarias	262.860	0	0	0	0	0	262.860
403	**00**	**00**	**00**	**Servicios no personales**	**2.455.348**	**0**	**0**	**0**	**0**	0	**2.455.348**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE **META:** 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080062004 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA POBLACIÓN VENEZOLANA PARA SATISFACER LA DEMANDA DEL COMPONENTE GUARDIA NACIONAL.

UNIDAD DE MEDIDA: ALUMNO **META:** 13.472

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN DE LA GUARDIA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	645.361	0	0	0	0	0	645.361
403	09	01	00	Viáticos y pasajes dentro del país	645.361	0	0	0	0	0	645.361
403	10	00	00	Servicios profesionales y técnicos	56.917	0	0	0	0	0	56.917
403	10	07	00	Servicios de capacitación y adiestramiento	56.917	0	0	0	0	0	56.917
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	869.970	0	0	0	0	0	869.970
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	107.595	0	0	0	0	0	107.595
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	235.377	0	0	0	0	0	235.377
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	526.998	0	0	0	0	0	526.998
403	18	00	00	Impuestos indirectos	883.100	0	0	0	0	0	883.100
403	18	01	00	Impuesto al valor agregado	883.100	0	0	0	0	0	883.100
				Totales	**8.159.868**	**0**	**0**	**0**	**0**	0	**8.159.868**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE **META:** 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080062005 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL, EN LOS NIVELES BÁSICO, MEDIO Y DIVERSIFICADO DEL SISTEMA EDUCATIVO NACIONAL.

UNIDAD DE MEDIDA: ALUMNO **META:** 10.800

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.813.858**	**0**	**0**	**0**	**0**	0	**2.813.858**
402	01	00	00	Productos alimenticios y agropecuarios	1.072.306	0	0	0	0	0	1.072.306
402	01	01	00	Alimentos y bebidas para personas	1.072.306	0	0	0	0	0	1.072.306
402	02	00	00	Productos de minas, canteras y yacimientos	15.410	0	0	0	0	0	15.410
402	02	05	00	Piedra, arcilla, arena y tierra	15.410	0	0	0	0	0	15.410
402	03	00	00	Textiles y vestuarios	62.400	0	0	0	0	0	62.400
402	03	01	00	Textiles	12.000	0	0	0	0	0	12.000
402	03	02	00	Prendas de vestir	50.400	0	0	0	0	0	50.400
402	04	00	00	Productos de cuero y caucho	24.480	0	0	0	0	0	24.480
402	04	01	00	Cueros y pieles	9.480	0	0	0	0	0	9.480
402	04	03	00	Cauchos y tripas para vehículos	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	673.318	0	0	0	0	0	673.318
402	05	01	00	Pulpa de madera, papel y cartón	169.175	0	0	0	0	0	169.175
402	05	03	00	Productos de papel y cartón para oficina	241.547	0	0	0	0	0	241.547
402	05	04	00	Libros, revistas y periódicos	5.700	0	0	0	0	0	5.700
402	05	05	00	Material de enseñanza	50.500	0	0	0	0	0	50.500
402	05	06	00	Productos de papel y cartón para computación	28.806	0	0	0	0	0	28.806
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	177.590	0	0	0	0	0	177.590
402	06	00	00	Productos químicos y derivados	220.815	0	0	0	0	0	220.815
402	06	03	00	Tintas, pinturas y colorantes	89.992	0	0	0	0	0	89.992
402	06	06	00	Combustibles y lubricantes	72.005	0	0	0	0	0	72.005
402	06	08	00	Productos plásticos	58.818	0	0	0	0	0	58.818
402	07	00	00	Productos minerales no metálicos	16.620	0	0	0	0	0	16.620
402	07	03	00	Productos de arcilla para construcción	4.000	0	0	0	0	0	4.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE **META:** 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080062005 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL, EN LOS NIVELES BÁSICO, MEDIO Y DIVERSIFICADO DEL SISTEMA EDUCATIVO NACIONAL.

UNIDAD DE MEDIDA: ALUMNO **META:** 10.800

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	04	00	Cemento, cal y yeso	12.620	0	0	0	0	0	12.620
402	08	00	00	Productos metálicos	103.372	0	0	0	0	0	103.372
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	42.816	0	0	0	0	0	42.816
402	08	09	00	Repuestos y accesorios para equipos de transporte	60.556	0	0	0	0	0	60.556
402	10	00	00	Productos varios y útiles diversos	625.137	0	0	0	0	0	625.137
402	10	01	00	Artículos de deporte, recreación y juguetes	19.200	0	0	0	0	0	19.200
402	10	02	00	Materiales y útiles de limpieza y aseo	244.036	0	0	0	0	0	244.036
402	10	03	00	Utensilios de cocina y comedor	47.616	0	0	0	0	0	47.616
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	45.174	0	0	0	0	0	45.174
402	10	06	00	Condecoraciones, ofrendas y similares	118.468	0	0	0	0	0	118.468
402	10	07	00	Productos de seguridad en el trabajo	12.700	0	0	0	0	0	12.700
402	10	08	00	Materiales para equipos de computación	21.972	0	0	0	0	0	21.972
402	10	11	00	Materiales eléctricos	57.445	0	0	0	0	0	57.445
402	10	12	00	Materiales para instalaciones sanitarias	58.526	0	0	0	0	0	58.526
403	**00**	**00**	**00**	**Servicios no personales**	**1.135.585**	**0**	**0**	**0**	**0**	0	**1.135.585**
403	01	00	00	Alquileres de inmuebles	15.845	0	0	0	0	0	15.845
403	01	02	00	Alquileres de instalaciones culturales y recreativas	15.845	0	0	0	0	0	15.845
403	07	00	00	Servicios de información, impresión y relaciones públicas	23.867	0	0	0	0	0	23.867
403	07	02	00	Imprenta y reproducción	23.867	0	0	0	0	0	23.867
403	09	00	00	Viáticos y pasajes	630.460	0	0	0	0	0	630.460
403	09	01	00	Viáticos y pasajes dentro del pais	630.460	0	0	0	0	0	630.460
403	10	00	00	Servicios profesionales y técnicos	39.406	0	0	0	0	0	39.406
403	10	07	00	Servicios de capacitación y adiestramiento	39.406	0	0	0	0	0	39.406
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	124.428	0	0	0	0	0	124.428

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE **META:** 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080062005 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL, EN LOS NIVELES BÁSICO, MEDIO Y DIVERSIFICADO DEL SISTEMA EDUCATIVO NACIONAL.

UNIDAD DE MEDIDA: ALUMNO **META:** 10.800

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	8.688	0	0	0	0	0	8.688
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	54.104	0	0	0	0	0	54.104
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	61.636	0	0	0	0	0	61.636
403	18	00	00	Impuestos indirectos	301.579	0	0	0	0	0	301.579
403	18	01	00	Impuesto al valor agregado	301.579	0	0	0	0	0	301.579
				Totales	**3.949.443**	**0**	**0**	**0**	**0**	0	**3.949.443**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE **META:** 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080062006 CAPACITAR EN FORMA CONTINUA A MILITARES Y CIVILES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

UNIDAD DE MEDIDA: ALUMNO **META:** 2.020

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.191.517**	**0**	**0**	**0**	**0**	0	**2.191.517**
402	01	00	00	Productos alimenticios y agropecuarios	424.870	0	0	0	0	0	424.870
402	01	01	00	Alimentos y bebidas para personas	424.870	0	0	0	0	0	424.870
402	04	00	00	Productos de cuero y caucho	111.960	0	0	0	0	0	111.960
402	04	03	00	Cauchos y tripas para vehículos	111.960	0	0	0	0	0	111.960
402	05	00	00	Productos de papel, cartón e impresos	608.329	0	0	0	0	0	608.329
402	05	01	00	Pulpa de madera, papel y cartón	203.702	0	0	0	0	0	203.702
402	05	03	00	Productos de papel y cartón para oficina	218.077	0	0	0	0	0	218.077
402	05	06	00	Productos de papel y cartón para computación	9.600	0	0	0	0	0	9.600
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	176.950	0	0	0	0	0	176.950
402	06	00	00	Productos químicos y derivados	120.009	0	0	0	0	0	120.009
402	06	03	00	Tintas, pinturas y colorantes	62.350	0	0	0	0	0	62.350
402	06	04	00	Productos farmacéuticos y medicamentos	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	45.409	0	0	0	0	0	45.409
402	06	08	00	Productos plásticos	2.250	0	0	0	0	0	2.250
402	07	00	00	Productos minerales no metálicos	11.996	0	0	0	0	0	11.996
402	07	02	00	Vidrios y productos de vidrio	4.820	0	0	0	0	0	4.820
402	07	04	00	Cemento, cal y yeso	7.176	0	0	0	0	0	7.176
402	08	00	00	Productos metálicos	128.222	0	0	0	0	0	128.222
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	17.690	0	0	0	0	0	17.690
402	08	08	00	Material de educación	25.650	0	0	0	0	0	25.650
402	08	09	00	Repuestos y accesorios para equipos de transporte	84.882	0	0	0	0	0	84.882
402	10	00	00	Productos varios y útiles diversos	786.131	0	0	0	0	0	786.131
402	10	01	00	Artículos de deporte, recreación y juguetes	11.330	0	0	0	0	0	11.330

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE **META:** 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080062006 CAPACITAR EN FORMA CONTINUA A MILITARES Y CIVILES DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

UNIDAD DE MEDIDA: ALUMNO **META:** 2.020

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	174.836	0	0	0	0	0	174.836
402	10	03	00	Utensilios de cocina y comedor	10.917	0	0	0	0	0	10.917
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	184.786	0	0	0	0	0	184.786
402	10	06	00	Condecoraciones, ofrendas y similares	11.700	0	0	0	0	0	11.700
402	10	07	00	Productos de seguridad en el trabajo	7.130	0	0	0	0	0	7.130
402	10	08	00	Materiales para equipos de computación	335.449	0	0	0	0	0	335.449
402	10	11	00	Materiales eléctricos	24.040	0	0	0	0	0	24.040
402	10	12	00	Materiales para instalaciones sanitarias	25.943	0	0	0	0	0	25.943
403	**00**	**00**	**00**	**Servicios no personales**	**657.803**	**0**	**0**	**0**	**0**	0	**657.803**
403	09	00	00	Viáticos y pasajes	167.840	0	0	0	0	0	167.840
403	09	01	00	Viáticos y pasajes dentro del país	167.840	0	0	0	0	0	167.840
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	200.220	0	0	0	0	0	200.220
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	115.920	0	0	0	0	0	115.920
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	8.500	0	0	0	0	0	8.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	75.800	0	0	0	0	0	75.800
403	18	00	00	Impuestos indirectos	289.743	0	0	0	0	0	289.743
403	18	01	00	Impuesto al valor agregado	289.743	0	0	0	0	0	289.743
				Totales	**2.849.320**	**0**	**0**	**0**	**0**	0	**2.849.320**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE **META:** 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080062007 CONTRIBUIR CON EL DESARROLLO DEPORTIVO A TRAVÉS DEL ENTRENAMIENTO Y LA PROMOCIÓN, ORGANIZACIÓN Y EJECUCIÓN DE EVENTOS DEPORTIVOS A NIVEL NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: *EVENTO* **META:** 36

RESPONSABLE/EJECUTOR: FEDERACIÓN POLIDEPORTIVA DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.689.762**	**0**	**0**	**0**	**0**	0	**2.689.762**
402	01	00	00	Productos alimenticios y agropecuarios	257.019	0	0	0	0	0	257.019
402	01	01	00	Alimentos y bebidas para personas	257.019	0	0	0	0	0	257.019
402	03	00	00	Textiles y vestuarios	1.645.011	0	0	0	0	0	1.645.011
402	03	02	00	Prendas de vestir	1.251.211	0	0	0	0	0	1.251.211
402	03	03	00	Calzados	393.800	0	0	0	0	0	393.800
402	04	00	00	Productos de cuero y caucho	3.600	0	0	0	0	0	3.600
402	04	03	00	Cauchos y tripas para vehículos	3.600	0	0	0	0	0	3.600
402	05	00	00	Productos de papel, cartón e impresos	33.255	0	0	0	0	0	33.255
402	05	03	00	Productos de papel y cartón para oficina	33.255	0	0	0	0	0	33.255
402	08	00	00	Productos metálicos	16.900	0	0	0	0	0	16.900
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	16.900	0	0	0	0	0	16.900
402	10	00	00	Productos varios y útiles diversos	715.977	0	0	0	0	0	715.977
402	10	01	00	Artículos de deporte, recreación y juguetes	620.723	0	0	0	0	0	620.723
402	10	02	00	Materiales y útiles de limpieza y aseo	34.100	0	0	0	0	0	34.100
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	14.000	0	0	0	0	0	14.000
402	10	06	00	Condecoraciones, ofrendas y similares	11.450	0	0	0	0	0	11.450
402	10	08	00	Materiales para equipos de computación	35.704	0	0	0	0	0	35.704
402	99	00	00	Otros materiales y suministros	18.000	0	0	0	0	0	18.000
402	99	01	00	Otros materiales y suministros	18.000	0	0	0	0	0	18.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.878.139**	**0**	**0**	**0**	**0**	0	**2.878.139**
403	07	00	00	Servicios de información, impresión y relaciones públicas	21.930	0	0	0	0	0	21.930
403	07	01	00	Publicidad y propaganda	15.800	0	0	0	0	0	15.800
403	07	02	00	Imprenta y reproducción	6.130	0	0	0	0	0	6.130

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE **META:** 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080062007 CONTRIBUIR CON EL DESARROLLO DEPORTIVO A TRAVÉS DEL ENTRENAMIENTO Y LA PROMOCIÓN, ORGANIZACIÓN Y EJECUCIÓN DE EVENTOS DEPORTIVOS A NIVEL NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: EVENTO **META:** 36

RESPONSABLE/EJECUTOR: FEDERACIÓN POLIDEPORTIVA DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	2.537.879	0	0	0	0	0	2.537.879
403	09	01	00	Viáticos y pasajes dentro del país	150.981	0	0	0	0	0	150.981
403	09	02	00	Viáticos y pasajes fuera del país	2.386.898	0	0	0	0	0	2.386.898
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.000	0	0	0	0	0	7.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	7.000	0	0	0	0	0	7.000
403	18	00	00	Impuestos indirectos	311.330	0	0	0	0	0	311.330
403	18	01	00	Impuesto al valor agregado	311.330	0	0	0	0	0	311.330
				Totales	**5.567.901**	**0**	**0**	**0**	**0**	0	**5.567.901**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114035 080062000 FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL.

OBJETIVO DEL PROYECTO: FORMAR, CAPACITAR Y ADIESTRAR EL TALENTO HUMANO, A FIN DE CONTRIBUIR CON EL DESARROLLO INTEGRAL DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN EN GENERAL

UNIDAD DE MEDIDA: HORA / CLASE **META:** 250.615

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE EDUCACIÓN PARA LA DEFENSA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080062008 DESARROLLAR LAS ACTIVIDADES ADMINISTRATIVAS INHERENTES AL FUNCIONAMIENTO DE LAS UNIDADES ADSCRITAS.

UNIDAD DE MEDIDA: *RACIÓN* **META:** 87.100

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS DEL MPPD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**138.463.101**	**0**	**0**	**0**	**0**	0	**138.463.101**
401	01	00	00	Sueldos, salarios y otras retribuciones	72.112.186	0	0	0	0	0	72.112.186
401	01	21	00	Sueldo o ración del personal militar no profesional	72.112.186	0	0	0	0	0	72.112.186
401	04	00	00	Complementos de sueldos y salarios	66.350.915	0	0	0	0	0	66.350.915
401	04	32	00	Complemento al personal militar por gastos de alimentación	60.363.830	0	0	0	0	0	60.363.830
401	04	33	00	Complemento al personal militar por gastos de transporte	5.987.085	0	0	0	0	0	5.987.085
				Totales	**138.463.101**	**0**	**0**	**0**	**0**	0	**138.463.101**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.220.042.321**	**0**	**0**	**2.757.543.544**	**0**	**0**	**5.977.585.865**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.240.671.120	0	0	1.351.977.103	0	0	2.592.648.223
401	01	20	00	Sueldo del personal militar profesional	928.362.324	0	0	969.141.973	0	0	1.897.504.297
401	01	21	00	Sueldo o ración del personal militar no profesional	301.808.796	0	0	372.335.130	0	0	674.143.926
401	01	30	00	Retribución al personal de reserva	10.500.000	0	0	10.500.000	0	0	21.000.000
401	03	00	00	Primas	397.230.333	0	0	417.456.056	0	0	814.686.389
401	03	26	00	Primas por hijos al personal militar	13.810.717	0	0	13.895.427	0	0	27.706.144
401	03	27	00	Primas de profesionalización al personal militar	30.987.970	0	0	32.696.595	0	0	63.684.565
401	03	28	00	Primas por antigüedad al personal militar	6.609.870	0	0	7.201.038	0	0	13.810.908
401	03	29	00	Primas por potencial de ascenso al personal militar	834.914	0	0	1.321.723	0	0	2.156.637
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	142.253.932	0	0	152.567.194	0	0	294.821.126
401	03	99	00	Otras primas al personal militar	202.732.930	0	0	209.774.079	0	0	412.507.009
401	04	00	00	Complementos de sueldos y salarios	991.652.555	0	0	851.907.845	0	0	1.843.560.400
401	04	32	00	Complemento al personal militar por gastos de alimentación	339.853.237	0	0	418.602.082	0	0	758.455.319
401	04	33	00	Complemento al personal militar por gastos de transporte	57.478.400	0	0	62.000.958	0	0	119.479.358
401	04	34	00	Complemento al personal militar en el exterior	120.749.998	0	0	0	0	0	120.749.998
401	04	35	00	Bono compensatorio de alimentación al personal militar	443.197.800	0	0	332.446.360	0	0	775.644.160
401	04	99	00	Otros complementos al personal militar	30.373.120	0	0	38.858.445	0	0	69.231.565
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	469.838.094	0	0	0	0	0	469.838.094
401	05	10	00	Bono vacacional al personal militar	469.838.094	0	0	0	0	0	469.838.094
401	06	00	00	Aportes patronales y legales	27.850.870	0	0	29.074.259	0	0	56.925.129
401	06	19	00	Aporte patronal al Fondo de Ahorro Habitacional por personal militar	27.850.870	0	0	29.074.259	0	0	56.925.129
401	07	00	00	Asistencia socio-económica	82.622.149	0	0	107.128.281	0	0	189.750.430
401	07	40	00	Aporte patronal a caja de ahorro por personal militar	82.622.149	0	0	107.128.281	0	0	189.750.430
401	98	00	00	Otros gastos del personal militar	10.177.200	0	0	0	0	0	10.177.200
401	98	01	00	Otros gastos del personal militar	10.177.200	0	0	0	0	0	10.177.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**77.389.556**	**0**	**0**	**0**	**0**	**0**	**77.389.556**
402	01	00	00	Productos alimenticios y agropecuarios	5.246.320	0	0	0	0	0	5.246.320
402	01	01	00	Alimentos y bebidas para personas	5.216.565	0	0	0	0	0	5.216.565

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	02	00	Alimentos para animales	29.755	0	0	0	0	0	29.755
402	02	00	00	Productos de minas, canteras y yacimientos	311.175	0	0	0	0	0	311.175
402	02	03	00	Mineral de hierro	5.000	0	0	0	0	0	5.000
402	02	05	00	Piedra, arcilla, arena y tierra	306.175	0	0	0	0	0	306.175
402	03	00	00	Textiles y vestuarios	589.690	0	0	0	0	0	589.690
402	03	01	00	Textiles	121.113	0	0	0	0	0	121.113
402	03	02	00	Prendas de vestir	457.577	0	0	0	0	0	457.577
402	03	03	00	Calzados	11.000	0	0	0	0	0	11.000
402	04	00	00	Productos de cuero y caucho	7.643.197	0	0	0	0	0	7.643.197
402	04	03	00	Cauchos y tripas para vehículos	7.643.197	0	0	0	0	0	7.643.197
402	05	00	00	Productos de papel, cartón e impresos	15.508.750	0	0	0	0	0	15.508.750
402	05	01	00	Pulpa de madera, papel y cartón	1.402.947	0	0	0	0	0	1.402.947
402	05	02	00	Envases y cajas de papel y cartón	259.284	0	0	0	0	0	259.284
402	05	03	00	Productos de papel y cartón para oficina	10.739.470	0	0	0	0	0	10.739.470
402	05	04	00	Libros, revistas y periódicos	171.799	0	0	0	0	0	171.799
402	05	05	00	Material de enseñanza	41.190	0	0	0	0	0	41.190
402	05	06	00	Productos de papel y cartón para computación	1.266.827	0	0	0	0	0	1.266.827
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.627.233	0	0	0	0	0	1.627.233
402	06	00	00	Productos químicos y derivados	15.907.050	0	0	0	0	0	15.907.050
402	06	01	00	Sustancias químicas y de uso industrial	401.911	0	0	0	0	0	401.911
402	06	02	00	Abonos, plaguicidas y otros	49.780	0	0	0	0	0	49.780
402	06	03	00	Tintas, pinturas y colorantes	7.337.827	0	0	0	0	0	7.337.827
402	06	04	00	Productos farmacéuticos y medicamentos	8.900	0	0	0	0	0	8.900
402	06	05	00	Productos de tocador	20.500	0	0	0	0	0	20.500
402	06	06	00	Combustibles y lubricantes	7.438.038	0	0	0	0	0	7.438.038
402	06	07	00	Productos diversos derivados del petróleo y del carbón	3.000	0	0	0	0	0	3.000
402	06	08	00	Productos plásticos	647.094	0	0	0	0	0	647.094
402	07	00	00	Productos minerales no metálicos	439.734	0	0	0	0	0	439.734
402	07	01	00	Productos de barro, loza y porcelana	7.000	0	0	0	0	0	7.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	02	00	Vidrios y productos de vidrio	8.000	0	0	0	0	0	8.000
402	07	03	00	Productos de arcilla para construcción	21.000	0	0	0	0	0	21.000
402	07	04	00	Cemento, cal y yeso	403.734	0	0	0	0	0	403.734
402	08	00	00	Productos metálicos	10.873.336	0	0	0	0	0	10.873.336
402	08	01	00	Productos primarios de hierro y acero	140.202	0	0	0	0	0	140.202
402	08	02	00	Productos de metales no ferrosos	6.000	0	0	0	0	0	6.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.965.865	0	0	0	0	0	3.965.865
402	08	04	00	Productos metálicos estructurales	16.000	0	0	0	0	0	16.000
402	08	08	00	Material de educación	85.000	0	0	0	0	0	85.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.391.507	0	0	0	0	0	5.391.507
402	08	10	00	Repuestos y accesorios para otros equipos	1.268.762	0	0	0	0	0	1.268.762
402	09	00	00	Productos de madera	86.239	0	0	0	0	0	86.239
402	09	01	00	Productos primarios de madera	46.639	0	0	0	0	0	46.639
402	09	02	00	Muebles y accesorios de madera para edificaciones	39.600	0	0	0	0	0	39.600
402	10	00	00	Productos varios y útiles diversos	20.784.065	0	0	0	0	0	20.784.065
402	10	01	00	Artículos de deporte, recreación y juguetes	783.719	0	0	0	0	0	783.719
402	10	02	00	Materiales y útiles de limpieza y aseo	7.140.694	0	0	0	0	0	7.140.694
402	10	03	00	Utensilios de cocina y comedor	341.182	0	0	0	0	0	341.182
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.909.192	0	0	0	0	0	1.909.192
402	10	06	00	Condecoraciones, ofrendas y similares	405.325	0	0	0	0	0	405.325
402	10	07	00	Productos de seguridad en el trabajo	699.406	0	0	0	0	0	699.406
402	10	08	00	Materiales para equipos de computación	3.309.479	0	0	0	0	0	3.309.479
402	10	11	00	Materiales eléctricos	3.425.203	0	0	0	0	0	3.425.203
402	10	12	00	Materiales para instalaciones sanitarias	2.679.165	0	0	0	0	0	2.679.165
402	10	13	00	Materiales fotográficos	71.700	0	0	0	0	0	71.700
402	10	99	00	Otros productos y útiles diversos	9.000	0	0	0	0	0	9.000
403	**00**	**00**	**00**	**Servicios no personales**	**80.264.134**	**0**	**0**	**12.456.456**	**0**	**0**	**92.720.590**
403	03	00	00	Derechos sobre bienes intangibles	60.000	0	0	0	0	0	60.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	03	03	00	Paquetes y programas de computación	60.000	0	0	0	0	0	60.000
403	04	00	00	Servicios básicos	338.713	0	0	0	0	0	338.713
403	04	02	00	Gas	292.713	0	0	0	0	0	292.713
403	04	05	00	Servicio de comunicaciones	46.000	0	0	0	0	0	46.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	111.672	0	0	0	0	0	111.672
403	07	02	00	Imprenta y reproducción	111.672	0	0	0	0	0	111.672
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.932	0	0	0	0	0	1.932
403	08	02	00	Comisiones y gastos bancarios	1.932	0	0	0	0	0	1.932
403	09	00	00	Viáticos y pasajes	27.171.703	0	0	0	0	0	27.171.703
403	09	01	00	Viáticos y pasajes dentro del país	26.928.229	0	0	0	0	0	26.928.229
403	09	02	00	Viáticos y pasajes fuera del país	200.274	0	0	0	0	0	200.274
403	09	03	00	Asignación por kilómetros recorridos	43.200	0	0	0	0	0	43.200
403	10	00	00	Servicios profesionales y técnicos	611.474	0	0	0	0	0	611.474
403	10	03	00	Servicios de procesamiento de datos	219.000	0	0	0	0	0	219.000
403	10	07	00	Servicios de capacitación y adiestramiento	263.194	0	0	0	0	0	263.194
403	10	09	00	Servicios de lavandería y tintorería	40.000	0	0	0	0	0	40.000
403	10	11	00	Servicios para la elaboración y suministro de comida	89.280	0	0	0	0	0	89.280
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	23.461.432	0	0	0	0	0	23.461.432
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	593.510	0	0	0	0	0	593.510
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.084.461	0	0	0	0	0	12.084.461
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	415.652	0	0	0	0	0	415.652
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	25.788	0	0	0	0	0	25.788
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	8.793.311	0	0	0	0	0	8.793.311
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.548.710	0	0	0	0	0	1.548.710
403	12	00	00	Conservación y reparaciones menores de obras	1.887.526	0	0	0	0	0	1.887.526
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.875.526	0	0	0	0	0	1.875.526
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	12.000	0	0	0	0	0	12.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	40.600	0	0	0	0	0	40.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares)						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	01	00	Servicios de diversión, esparcimiento y culturales	40.600	0	0	0	0	0	40.600
403	18	00	00	Impuestos indirectos	13.814.985	0	0	1.234.424	0	0	15.049.409
403	18	01	00	Impuesto al valor agregado	13.814.985	0	0	1.234.424	0	0	15.049.409
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	12.764.097	0	0	11.222.032	0	0	23.986.129
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	12.764.097	0	0	11.222.032	0	0	23.986.129
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**26.132.936**	**0**	**0**	**0**	**0**	**0**	**26.132.936**
406	01	00	00	Gastos de defensa y seguridad del Estado	26.132.936	0	0	0	0	0	26.132.936
406	01	01	00	Gastos de defensa y seguridad del Estado	26.132.936	0	0	0	0	0	26.132.936
				Totales	**3.403.828.947**	**0**	**0**	**2.770.000.000**	**0**	**0**	**6.173.828.947**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR

META: 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080065010 DESARROLLAR Y EJECUTAR OPERACIONES TERRESTRES

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 850

RESPONSABLE/EJECUTOR: EJÉRCITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**22.369.723**	**0**	**0**	**0**	**0**	0	**22.369.723**
402	04	00	00	Productos de cuero y caucho	3.910.000	0	0	0	0	0	3.910.000
402	04	03	00	Cauchos y tripas para vehículos	3.910.000	0	0	0	0	0	3.910.000
402	05	00	00	Productos de papel, cartón e impresos	4.770.000	0	0	0	0	0	4.770.000
402	05	03	00	Productos de papel y cartón para oficina	4.770.000	0	0	0	0	0	4.770.000
402	06	00	00	Productos químicos y derivados	7.005.000	0	0	0	0	0	7.005.000
402	06	03	00	Tintas, pinturas y colorantes	3.890.000	0	0	0	0	0	3.890.000
402	06	06	00	Combustibles y lubricantes	3.115.000	0	0	0	0	0	3.115.000
402	08	00	00	Productos metálicos	1.899.723	0	0	0	0	0	1.899.723
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.819.723	0	0	0	0	0	1.819.723
402	08	09	00	Repuestos y accesorios para equipos de transporte	80.000	0	0	0	0	0	80.000
402	10	00	00	Productos varios y útiles diversos	4.785.000	0	0	0	0	0	4.785.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.905.000	0	0	0	0	0	1.905.000
402	10	11	00	Materiales eléctricos	1.440.000	0	0	0	0	0	1.440.000
402	10	12	00	Materiales para instalaciones sanitarias	1.440.000	0	0	0	0	0	1.440.000
403	**00**	**00**	**00**	**Servicios no personales**	**14.330.000**	**0**	**0**	**0**	**0**	0	**14.330.000**
403	09	00	00	Viáticos y pasajes	5.585.000	0	0	0	0	0	5.585.000
403	09	01	00	Viáticos y pasajes dentro del país	5.585.000	0	0	0	0	0	5.585.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.750.000	0	0	0	0	0	5.750.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.895.000	0	0	0	0	0	2.895.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.855.000	0	0	0	0	0	2.855.000
403	18	00	00	Impuestos indirectos	2.995.000	0	0	0	0	0	2.995.000
403	18	01	00	Impuesto al valor agregado	2.995.000	0	0	0	0	0	2.995.000
				Totales	**36.699.723**	**0**	**0**	**0**	**0**	0	**36.699.723**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080065011 DESARROLLAR Y EJECUTAR OPERACIONES NAVALES Y FLUVIALES

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 58

RESPONSABLE/EJECUTOR: ARMADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.561.543**	**0**	**0**	**0**	**0**	0	**16.561.543**
402	01	00	00	Productos alimenticios y agropecuarios	1.228.413	0	0	0	0	0	1.228.413
402	01	01	00	Alimentos y bebidas para personas	1.228.413	0	0	0	0	0	1.228.413
402	02	00	00	Productos de minas, canteras y yacimientos	168.750	0	0	0	0	0	168.750
402	02	03	00	Mineral de hierro	5.000	0	0	0	0	0	5.000
402	02	05	00	Piedra, arcilla, arena y tierra	163.750	0	0	0	0	0	163.750
402	03	00	00	Textiles y vestuarios	374.435	0	0	0	0	0	374.435
402	03	01	00	Textiles	77.513	0	0	0	0	0	77.513
402	03	02	00	Prendas de vestir	296.922	0	0	0	0	0	296.922
402	04	00	00	Productos de cuero y caucho	703.672	0	0	0	0	0	703.672
402	04	03	00	Cauchos y tripas para vehículos	703.672	0	0	0	0	0	703.672
402	05	00	00	Productos de papel, cartón e impresos	2.526.483	0	0	0	0	0	2.526.483
402	05	01	00	Pulpa de madera, papel y cartón	502.069	0	0	0	0	0	502.069
402	05	02	00	Envases y cajas de papel y cartón	20.384	0	0	0	0	0	20.384
402	05	03	00	Productos de papel y cartón para oficina	1.313.143	0	0	0	0	0	1.313.143
402	05	04	00	Libros, revistas y periódicos	47.189	0	0	0	0	0	47.189
402	05	05	00	Material de enseñanza	15.490	0	0	0	0	0	15.490
402	05	06	00	Productos de papel y cartón para computación	292.665	0	0	0	0	0	292.665
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	335.543	0	0	0	0	0	335.543
402	06	00	00	Productos químicos y derivados	2.717.578	0	0	0	0	0	2.717.578
402	06	02	00	Abonos, plaguicidas y otros	23.580	0	0	0	0	0	23.580
402	06	03	00	Tintas, pinturas y colorantes	1.795.206	0	0	0	0	0	1.795.206
402	06	06	00	Combustibles y lubricantes	500.100	0	0	0	0	0	500.100
402	06	08	00	Productos plásticos	398.692	0	0	0	0	0	398.692

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080065011 DESARROLLAR Y EJECUTAR OPERACIONES NAVALES Y FLUVIALES

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 58

RESPONSABLE/EJECUTOR: ARMADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	00	00	Productos minerales no metálicos	189.934	0	0	0	0	0	189.934
402	07	04	00	Cemento, cal y yeso	189.934	0	0	0	0	0	189.934
402	08	00	00	Productos metálicos	4.043.252	0	0	0	0	0	4.043.252
402	08	01	00	Productos primarios de hierro y acero	79.302	0	0	0	0	0	79.302
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.136.767	0	0	0	0	0	1.136.767
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.031.254	0	0	0	0	0	2.031.254
402	08	10	00	Repuestos y accesorios para otros equipos	795.929	0	0	0	0	0	795.929
402	09	00	00	Productos de madera	46.639	0	0	0	0	0	46.639
402	09	01	00	Productos primarios de madera	46.639	0	0	0	0	0	46.639
402	10	00	00	Productos varios y útiles diversos	4.562.387	0	0	0	0	0	4.562.387
402	10	01	00	Artículos de deporte, recreación y juguetes	277.317	0	0	0	0	0	277.317
402	10	02	00	Materiales y útiles de limpieza y aseo	1.505.032	0	0	0	0	0	1.505.032
402	10	03	00	Utensilios de cocina y comedor	95.081	0	0	0	0	0	95.081
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	343.069	0	0	0	0	0	343.069
402	10	06	00	Condecoraciones, ofrendas y similares	14.800	0	0	0	0	0	14.800
402	10	07	00	Productos de seguridad en el trabajo	392.589	0	0	0	0	0	392.589
402	10	08	00	Materiales para equipos de computación	725.744	0	0	0	0	0	725.744
402	10	11	00	Materiales eléctricos	753.929	0	0	0	0	0	753.929
402	10	12	00	Materiales para instalaciones sanitarias	445.826	0	0	0	0	0	445.826
402	10	99	00	Otros productos y útiles diversos	9.000	0	0	0	0	0	9.000
403	**00**	**00**	**00**	**Servicios no personales**	**13.495.689**	**0**	**0**	**0**	**0**	0	**13.495.689**
403	04	00	00	Servicios básicos	206.870	0	0	0	0	0	206.870
403	04	02	00	Gas	164.870	0	0	0	0	0	164.870
403	04	05	00	Servicio de comunicaciones	42.000	0	0	0	0	0	42.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080065011 DESARROLLAR Y EJECUTAR OPERACIONES NAVALES Y FLUVIALES

UNIDAD DE MEDIDA: *OPERACIÓN MILITAR* **META:** 58

RESPONSABLE/EJECUTOR: ARMADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	74.172	0	0	0	0	0	74.172
403	07	02	00	Imprenta y reproducción	74.172	0	0	0	0	0	74.172
403	09	00	00	Viáticos y pasajes	3.693.087	0	0	0	0	0	3.693.087
403	09	01	00	Viáticos y pasajes dentro del país	3.649.887	0	0	0	0	0	3.649.887
403	09	03	00	Asignación por kilómetros recorridos	43.200	0	0	0	0	0	43.200
403	10	00	00	Servicios profesionales y técnicos	294.000	0	0	0	0	0	294.000
403	10	03	00	Servicios de procesamiento de datos	174.000	0	0	0	0	0	174.000
403	10	07	00	Servicios de capacitación y adiestramiento	80.000	0	0	0	0	0	80.000
403	10	09	00	Servicios de lavandería y tintorería	40.000	0	0	0	0	0	40.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.744.327	0	0	0	0	0	5.744.327
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	468.900	0	0	0	0	0	468.900
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.777.600	0	0	0	0	0	2.777.600
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	20.000	0	0	0	0	0	20.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.588.857	0	0	0	0	0	1.588.857
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	888.970	0	0	0	0	0	888.970
403	12	00	00	Conservación y reparaciones menores de obras	662.407	0	0	0	0	0	662.407
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	650.407	0	0	0	0	0	650.407
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	12.000	0	0	0	0	0	12.000
403	18	00	00	Impuestos indirectos	2.820.826	0	0	0	0	0	2.820.826
403	18	01	00	Impuesto al valor agregado	2.820.826	0	0	0	0	0	2.820.826
				Totales	**30.057.232**	**0**	**0**	**0**	**0**	0	**30.057.232**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080065012 DESARROLLAR Y EJECUTAR OPERACIONES AÉREAS

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 22

RESPONSABLE/EJECUTOR: AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.096.851**	**0**	**0**	**0**	**0**	0	**11.096.851**
402	01	00	00	Productos alimenticios y agropecuarios	1.431.037	0	0	0	0	0	1.431.037
402	01	01	00	Alimentos y bebidas para personas	1.431.037	0	0	0	0	0	1.431.037
402	02	00	00	Productos de minas, canteras y yacimientos	122.425	0	0	0	0	0	122.425
402	02	05	00	Piedra, arcilla, arena y tierra	122.425	0	0	0	0	0	122.425
402	03	00	00	Textiles y vestuarios	169.255	0	0	0	0	0	169.255
402	03	01	00	Textiles	28.600	0	0	0	0	0	28.600
402	03	02	00	Prendas de vestir	140.655	0	0	0	0	0	140.655
402	04	00	00	Productos de cuero y caucho	881.800	0	0	0	0	0	881.800
402	04	03	00	Cauchos y tripas para vehículos	881.800	0	0	0	0	0	881.800
402	05	00	00	Productos de papel, cartón e impresos	1.440.002	0	0	0	0	0	1.440.002
402	05	01	00	Pulpa de madera, papel y cartón	310.725	0	0	0	0	0	310.725
402	05	02	00	Envases y cajas de papel y cartón	103.900	0	0	0	0	0	103.900
402	05	03	00	Productos de papel y cartón para oficina	602.775	0	0	0	0	0	602.775
402	05	04	00	Libros, revistas y periódicos	36.112	0	0	0	0	0	36.112
402	05	05	00	Material de enseñanza	16.700	0	0	0	0	0	16.700
402	05	06	00	Productos de papel y cartón para computación	135.400	0	0	0	0	0	135.400
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	234.390	0	0	0	0	0	234.390
402	06	00	00	Productos químicos y derivados	1.396.688	0	0	0	0	0	1.396.688
402	06	01	00	Sustancias químicas y de uso industrial	112.600	0	0	0	0	0	112.600
402	06	02	00	Abonos, plaguicidas y otros	26.200	0	0	0	0	0	26.200
402	06	03	00	Tintas, pinturas y colorantes	744.268	0	0	0	0	0	744.268
402	06	04	00	Productos farmacéuticos y medicamentos	8.900	0	0	0	0	0	8.900
402	06	05	00	Productos de tocador	7.000	0	0	0	0	0	7.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080065012 DESARROLLAR Y EJECUTAR OPERACIONES AÉREAS

UNIDAD DE MEDIDA: *OPERACIÓN MILITAR* **META:** 22

RESPONSABLE/EJECUTOR: AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	306.060	0	0	0	0	0	306.060
402	06	07	00	Productos diversos derivados del petróleo y del carbón	3.000	0	0	0	0	0	3.000
402	06	08	00	Productos plásticos	188.660	0	0	0	0	0	188.660
402	07	00	00	Productos minerales no metálicos	157.800	0	0	0	0	0	157.800
402	07	01	00	Productos de barro, loza y porcelana	7.000	0	0	0	0	0	7.000
402	07	02	00	Vidrios y productos de vidrio	5.000	0	0	0	0	0	5.000
402	07	03	00	Productos de arcilla para construcción	21.000	0	0	0	0	0	21.000
402	07	04	00	Cemento, cal y yeso	124.800	0	0	0	0	0	124.800
402	08	00	00	Productos metálicos	1.694.418	0	0	0	0	0	1.694.418
402	08	01	00	Productos primarios de hierro y acero	48.700	0	0	0	0	0	48.700
402	08	02	00	Productos de metales no ferrosos	6.000	0	0	0	0	0	6.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	544.285	0	0	0	0	0	544.285
402	08	08	00	Material de educación	70.000	0	0	0	0	0	70.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	662.100	0	0	0	0	0	662.100
402	08	10	00	Repuestos y accesorios para otros equipos	363.333	0	0	0	0	0	363.333
402	09	00	00	Productos de madera	9.600	0	0	0	0	0	9.600
402	09	02	00	Muebles y accesorios de madera para edificaciones	9.600	0	0	0	0	0	9.600
402	10	00	00	Productos varios y útiles diversos	3.793.826	0	0	0	0	0	3.793.826
402	10	01	00	Artículos de deporte, recreación y juguetes	258.618	0	0	0	0	0	258.618
402	10	02	00	Materiales y útiles de limpieza y aseo	840.860	0	0	0	0	0	840.860
402	10	03	00	Utensilios de cocina y comedor	241.101	0	0	0	0	0	241.101
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	548.100	0	0	0	0	0	548.100
402	10	06	00	Condecoraciones, ofrendas y similares	210.755	0	0	0	0	0	210.755

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 080065012 DESARROLLAR Y EJECUTAR OPERACIONES AÉREAS

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 22

RESPONSABLE/EJECUTOR: AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	300.817	0	0	0	0	0	300.817
402	10	08	00	Materiales para equipos de computación	626.349	0	0	0	0	0	626.349
402	10	11	00	Materiales eléctricos	419.125	0	0	0	0	0	419.125
402	10	12	00	Materiales para instalaciones sanitarias	323.101	0	0	0	0	0	323.101
402	10	13	00	Materiales fotográficos	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**9.706.366**	**0**	**0**	**0**	**0**	0	**9.706.366**
403	04	00	00	Servicios básicos	130.643	0	0	0	0	0	130.643
403	04	02	00	Gas	126.643	0	0	0	0	0	126.643
403	04	05	00	Servicio de comunicaciones	4.000	0	0	0	0	0	4.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	18.800	0	0	0	0	0	18.800
403	07	02	00	Imprenta y reproducción	18.800	0	0	0	0	0	18.800
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.232	0	0	0	0	0	1.232
403	08	02	00	Comisiones y gastos bancarios	1.232	0	0	0	0	0	1.232
403	09	00	00	Viáticos y pasajes	3.650.489	0	0	0	0	0	3.650.489
403	09	01	00	Viáticos y pasajes dentro del país	3.570.215	0	0	0	0	0	3.570.215
403	09	02	00	Viáticos y pasajes fuera del país	80.274	0	0	0	0	0	80.274
403	10	00	00	Servicios profesionales y técnicos	152.474	0	0	0	0	0	152.474
403	10	07	00	Servicios de capacitación y adiestramiento	63.194	0	0	0	0	0	63.194
403	10	11	00	Servicios para la elaboración y suministro de comida	89.280	0	0	0	0	0	89.280
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.819.904	0	0	0	0	0	2.819.904
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	124.610	0	0	0	0	0	124.610
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.059.166	0	0	0	0	0	1.059.166
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	8.000	0	0	0	0	0	8.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos	988.388	0	0	0	0	0	988.388

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080065012 DESARROLLAR Y EJECUTAR OPERACIONES AÉREAS

UNIDAD DE MEDIDA: *OPERACIÓN MILITAR* **META:** 22

RESPONSABLE/EJECUTOR: AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				de oficina y alojamiento							
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	639.740	0	0	0	0	0	639.740
403	12	00	00	Conservación y reparaciones menores de obras	1.140.119	0	0	0	0	0	1.140.119
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.140.119	0	0	0	0	0	1.140.119
403	16	00	00	Servicios de diversión, esparcimiento y culturales	12.000	0	0	0	0	0	12.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	12.000	0	0	0	0	0	12.000
403	18	00	00	Impuestos indirectos	1.780.705	0	0	0	0	0	1.780.705
403	18	01	00	Impuesto al valor agregado	1.780.705	0	0	0	0	0	1.780.705
				Totales	**20.803.217**	**0**	**0**	**0**	**0**	0	**20.803.217**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080065013 DESARROLLAR Y EJECUTAR ACTIVIDADES OPERACIONALES DE VIGILANCIA Y CONTROL AIRE-TIERRA

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 468

RESPONSABLE/EJECUTOR: CODAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.084.098**	**0**	**0**	**0**	**0**	0	**1.084.098**
402	01	00	00	Productos alimenticios y agropecuarios	64.605	0	0	0	0	0	64.605
402	01	01	00	Alimentos y bebidas para personas	64.000	0	0	0	0	0	64.000
402	01	02	00	Alimentos para animales	605	0	0	0	0	0	605
402	04	00	00	Productos de cuero y caucho	123.221	0	0	0	0	0	123.221
402	04	03	00	Cauchos y tripas para vehículos	123.221	0	0	0	0	0	123.221
402	05	00	00	Productos de papel, cartón e impresos	178.500	0	0	0	0	0	178.500
402	05	01	00	Pulpa de madera, papel y cartón	51.500	0	0	0	0	0	51.500
402	05	03	00	Productos de papel y cartón para oficina	58.000	0	0	0	0	0	58.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	69.000	0	0	0	0	0	69.000
402	06	00	00	Productos químicos y derivados	148.160	0	0	0	0	0	148.160
402	06	03	00	Tintas, pinturas y colorantes	55.160	0	0	0	0	0	55.160
402	06	06	00	Combustibles y lubricantes	39.000	0	0	0	0	0	39.000
402	06	08	00	Productos plásticos	54.000	0	0	0	0	0	54.000
402	08	00	00	Productos metálicos	141.472	0	0	0	0	0	141.472
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	38.400	0	0	0	0	0	38.400
402	08	09	00	Repuestos y accesorios para equipos de transporte	91.072	0	0	0	0	0	91.072
402	08	10	00	Repuestos y accesorios para otros equipos	12.000	0	0	0	0	0	12.000
402	10	00	00	Productos varios y útiles diversos	428.140	0	0	0	0	0	428.140
402	10	01	00	Artículos de deporte, recreación y juguetes	40.000	0	0	0	0	0	40.000
402	10	02	00	Materiales y útiles de limpieza y aseo	113.480	0	0	0	0	0	113.480
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	36.000	0	0	0	0	0	36.000
402	10	06	00	Condecoraciones, ofrendas y similares	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	152.660	0	0	0	0	0	152.660

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080065013 DESARROLLAR Y EJECUTAR ACTIVIDADES OPERACIONALES DE VIGILANCIA Y CONTROL AIRE-TIERRA

UNIDAD DE MEDIDA: *OPERACIÓN MILITAR* **META:** 468

RESPONSABLE/EJECUTOR: CODAI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	32.000	0	0	0	0	0	32.000
402	10	12	00	Materiales para instalaciones sanitarias	34.000	0	0	0	0	0	34.000
403	**00**	**00**	**00**	**Servicios no personales**	**757.965**	**0**	**0**	**0**	**0**	0	**757.965**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	700	0	0	0	0	0	700
403	08	02	00	Comisiones y gastos bancarios	700	0	0	0	0	0	700
403	09	00	00	Viáticos y pasajes	323.356	0	0	0	0	0	323.356
403	09	01	00	Viáticos y pasajes dentro del país	323.356	0	0	0	0	0	323.356
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	159.341	0	0	0	0	0	159.341
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	108.341	0	0	0	0	0	108.341
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	31.000	0	0	0	0	0	31.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	12	00	00	Conservación y reparaciones menores de obras	85.000	0	0	0	0	0	85.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	85.000	0	0	0	0	0	85.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	28.600	0	0	0	0	0	28.600
403	16	01	00	Servicios de diversión, esparcimiento y culturales	28.600	0	0	0	0	0	28.600
403	18	00	00	Impuestos indirectos	160.968	0	0	0	0	0	160.968
403	18	01	00	Impuesto al valor agregado	160.968	0	0	0	0	0	160.968
				Totales	**1.842.063**	**0**	**0**	**0**	**0**	0	**1.842.063**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080065014 DESARROLLAR Y EJECUTAR OPERACIONES DE COOPERACIÓN Y MANTENIMIENTO DEL ORDEN INTERNO

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 88

RESPONSABLE/EJECUTOR: GUARDIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.933.413**	**0**	**0**	**0**	**0**	0	**9.933.413**
402	01	00	00	Productos alimenticios y agropecuarios	772.655	0	0	0	0	0	772.655
402	01	01	00	Alimentos y bebidas para personas	743.505	0	0	0	0	0	743.505
402	01	02	00	Alimentos para animales	29.150	0	0	0	0	0	29.150
402	04	00	00	Productos de cuero y caucho	1.318.467	0	0	0	0	0	1.318.467
402	04	03	00	Cauchos y tripas para vehículos	1.318.467	0	0	0	0	0	1.318.467
402	05	00	00	Productos de papel, cartón e impresos	1.635.673	0	0	0	0	0	1.635.673
402	05	03	00	Productos de papel y cartón para oficina	1.548.241	0	0	0	0	0	1.548.241
402	05	06	00	Productos de papel y cartón para computación	71.082	0	0	0	0	0	71.082
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	16.350	0	0	0	0	0	16.350
402	06	00	00	Productos químicos y derivados	3.391.095	0	0	0	0	0	3.391.095
402	06	01	00	Sustancias químicas y de uso industrial	220.311	0	0	0	0	0	220.311
402	06	06	00	Combustibles y lubricantes	3.170.784	0	0	0	0	0	3.170.784
402	08	00	00	Productos metálicos	1.344.343	0	0	0	0	0	1.344.343
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.344.343	0	0	0	0	0	1.344.343
402	10	00	00	Productos varios y útiles diversos	1.471.180	0	0	0	0	0	1.471.180
402	10	02	00	Materiales y útiles de limpieza y aseo	1.187.774	0	0	0	0	0	1.187.774
402	10	08	00	Materiales para equipos de computación	283.406	0	0	0	0	0	283.406
403	**00**	**00**	**00**	**Servicios no personales**	**11.242.772**	**0**	**0**	**0**	**0**	0	**11.242.772**
403	09	00	00	Viáticos y pasajes	5.760.387	0	0	0	0	0	5.760.387
403	09	01	00	Viáticos y pasajes dentro del país	5.760.387	0	0	0	0	0	5.760.387
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.604.256	0	0	0	0	0	3.604.256
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.870.496	0	0	0	0	0	2.870.496
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	25.788	0	0	0	0	0	25.788

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080065014 DESARROLLAR Y EJECUTAR OPERACIONES DE COOPERACIÓN Y MANTENIMIENTO DEL ORDEN INTERNO

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 88

RESPONSABLE/EJECUTOR: GUARDIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	707.972	0	0	0	0	0	707.972
403	18	00	00	Impuestos indirectos	1.878.129	0	0	0	0	0	1.878.129
403	18	01	00	Impuesto al valor agregado	1.878.129	0	0	0	0	0	1.878.129
				Totales	**21.176.185**	**0**	**0**	**0**	**0**	0	**21.176.185**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080065015 DESARROLLAR Y EJECUTAR OPERACIONES MILITARES CON ÉNFASIS EN ÁREAS FRONTERIZAS EN TIEMPO DE PAZ Y CONTIGENCIA NACIONAL

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 27

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.409.608**	**0**	**0**	**0**	**0**	0	**6.409.608**
402	01	00	00	Productos alimenticios y agropecuarios	595.783	0	0	0	0	0	595.783
402	01	01	00	Alimentos y bebidas para personas	595.783	0	0	0	0	0	595.783
402	04	00	00	Productos de cuero y caucho	305.240	0	0	0	0	0	305.240
402	04	03	00	Cauchos y tripas para vehículos	305.240	0	0	0	0	0	305.240
402	05	00	00	Productos de papel, cartón e impresos	1.363.507	0	0	0	0	0	1.363.507
402	05	01	00	Pulpa de madera, papel y cartón	204.653	0	0	0	0	0	204.653
402	05	03	00	Productos de papel y cartón para oficina	630.000	0	0	0	0	0	630.000
402	05	04	00	Libros, revistas y periódicos	70.498	0	0	0	0	0	70.498
402	05	06	00	Productos de papel y cartón para computación	50.000	0	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	408.356	0	0	0	0	0	408.356
402	06	00	00	Productos químicos y derivados	297.973	0	0	0	0	0	297.973
402	06	03	00	Tintas, pinturas y colorantes	264.623	0	0	0	0	0	264.623
402	06	06	00	Combustibles y lubricantes	33.350	0	0	0	0	0	33.350
402	08	00	00	Productos metálicos	595.488	0	0	0	0	0	595.488
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	88.000	0	0	0	0	0	88.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	409.988	0	0	0	0	0	409.988
402	08	10	00	Repuestos y accesorios para otros equipos	97.500	0	0	0	0	0	97.500
402	10	00	00	Productos varios y útiles diversos	3.251.617	0	0	0	0	0	3.251.617
402	10	01	00	Artículos de deporte, recreación y juguetes	118.284	0	0	0	0	0	118.284
402	10	02	00	Materiales y útiles de limpieza y aseo	705.813	0	0	0	0	0	705.813
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	728.098	0	0	0	0	0	728.098
402	10	06	00	Condecoraciones, ofrendas y similares	79.020	0	0	0	0	0	79.020
402	10	08	00	Materiales para equipos de computación	898.420	0	0	0	0	0	898.420

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080065015 DESARROLLAR Y EJECUTAR OPERACIONES MILITARES CON ÉNFASIS EN ÁREAS FRONTERIZAS EN TIEMPO DE PAZ Y CONTIGENCIA NACIONAL

UNIDAD DE MEDIDA: *OPERACIÓN MILITAR* **META:** 27

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	453.235	0	0	0	0	0	453.235
402	10	12	00	Materiales para instalaciones sanitarias	268.747	0	0	0	0	0	268.747
403	**00**	**00**	**00**	**Servicios no personales**	**6.409.607**	**0**	**0**	**0**	**0**	0	**6.409.607**
403	09	00	00	Viáticos y pasajes	2.610.744	0	0	0	0	0	2.610.744
403	09	01	00	Viáticos y pasajes dentro del país	2.610.744	0	0	0	0	0	2.610.744
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.501.409	0	0	0	0	0	2.501.409
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.204.796	0	0	0	0	0	1.204.796
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	14.500	0	0	0	0	0	14.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.282.113	0	0	0	0	0	1.282.113
403	18	00	00	Impuestos indirectos	1.297.454	0	0	0	0	0	1.297.454
403	18	01	00	Impuesto al valor agregado	1.297.454	0	0	0	0	0	1.297.454
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**26.132.936**	**0**	**0**	**0**	**0**	0	**26.132.936**
406	01	00	00	Gastos de defensa y seguridad del Estado	26.132.936	0	0	0	0	0	26.132.936
406	01	01	00	Gastos de defensa y seguridad del Estado	26.132.936	0	0	0	0	0	26.132.936
				Totales	**38.952.151**	**0**	**0**	**0**	**0**	0	**38.952.151**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080065016 DESARROLLAR Y EJECUTAR INVESTIGACIONES GEOGRAFÍCAS Y CARTOGRÁFICAS

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 16

RESPONSABLE/EJECUTOR: DIRECCIÓN DE GEOGRAFÍA Y CARTOGRAFÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.006.324**	**0**	**0**	**0**	**0**	0	**1.006.324**
402	01	00	00	Productos alimenticios y agropecuarios	80.000	0	0	0	0	0	80.000
402	01	01	00	Alimentos y bebidas para personas	80.000	0	0	0	0	0	80.000
402	02	00	00	Productos de minas, canteras y yacimientos	20.000	0	0	0	0	0	20.000
402	02	05	00	Piedra, arcilla, arena y tierra	20.000	0	0	0	0	0	20.000
402	03	00	00	Textiles y vestuarios	46.000	0	0	0	0	0	46.000
402	03	01	00	Textiles	15.000	0	0	0	0	0	15.000
402	03	02	00	Prendas de vestir	20.000	0	0	0	0	0	20.000
402	03	03	00	Calzados	11.000	0	0	0	0	0	11.000
402	04	00	00	Productos de cuero y caucho	43.000	0	0	0	0	0	43.000
402	04	03	00	Cauchos y tripas para vehículos	43.000	0	0	0	0	0	43.000
402	05	00	00	Productos de papel, cartón e impresos	173.594	0	0	0	0	0	173.594
402	05	01	00	Pulpa de madera, papel y cartón	15.000	0	0	0	0	0	15.000
402	05	03	00	Productos de papel y cartón para oficina	104.500	0	0	0	0	0	104.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	54.094	0	0	0	0	0	54.094
402	06	00	00	Productos químicos y derivados	159.830	0	0	0	0	0	159.830
402	06	01	00	Sustancias químicas y de uso industrial	69.000	0	0	0	0	0	69.000
402	06	03	00	Tintas, pinturas y colorantes	80.000	0	0	0	0	0	80.000
402	06	06	00	Combustibles y lubricantes	10.830	0	0	0	0	0	10.830
402	07	00	00	Productos minerales no metálicos	92.000	0	0	0	0	0	92.000
402	07	02	00	Vidrios y productos de vidrio	3.000	0	0	0	0	0	3.000
402	07	04	00	Cemento, cal y yeso	89.000	0	0	0	0	0	89.000
402	08	00	00	Productos metálicos	121.200	0	0	0	0	0	121.200
402	08	01	00	Productos primarios de hierro y acero	12.200	0	0	0	0	0	12.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080065016 DESARROLLAR Y EJECUTAR INVESTIGACIONES GEOGRAFÍCAS Y CARTOGRÁFICAS

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 16

RESPONSABLE/EJECUTOR: DIRECCIÓN DE GEOGRAFÍA Y CARTOGRAFÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	20.000	0	0	0	0	0	20.000
402	08	04	00	Productos metálicos estructurales	16.000	0	0	0	0	0	16.000
402	08	08	00	Material de educación	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	58.000	0	0	0	0	0	58.000
402	09	00	00	Productos de madera	30.000	0	0	0	0	0	30.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	240.700	0	0	0	0	0	240.700
402	10	01	00	Artículos de deporte, recreación y juguetes	15.000	0	0	0	0	0	15.000
402	10	02	00	Materiales y útiles de limpieza y aseo	30.000	0	0	0	0	0	30.000
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	07	00	Productos de seguridad en el trabajo	6.000	0	0	0	0	0	6.000
402	10	08	00	Materiales para equipos de computación	78.000	0	0	0	0	0	78.000
402	10	11	00	Materiales eléctricos	20.000	0	0	0	0	0	20.000
402	10	12	00	Materiales para instalaciones sanitarias	12.000	0	0	0	0	0	12.000
402	10	13	00	Materiales fotográficos	56.700	0	0	0	0	0	56.700
403	**00**	**00**	**00**	**Servicios no personales**	**989.332**	**0**	**0**	**0**	**0**	0	**989.332**
403	03	00	00	Derechos sobre bienes intangibles	60.000	0	0	0	0	0	60.000
403	03	03	00	Paquetes y programas de computación	60.000	0	0	0	0	0	60.000
403	04	00	00	Servicios básicos	1.200	0	0	0	0	0	1.200
403	04	02	00	Gas	1.200	0	0	0	0	0	1.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	18.700	0	0	0	0	0	18.700
403	07	02	00	Imprenta y reproducción	18.700	0	0	0	0	0	18.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080065016 DESARROLLAR Y EJECUTAR INVESTIGACIONES GEOGRAFÍCAS Y CARTOGRÁFICAS

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 16

RESPONSABLE/EJECUTOR: DIRECCIÓN DE GEOGRAFÍA Y CARTOGRAFÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	270.000	0	0	0	0	0	270.000
403	09	01	00	Viáticos y pasajes dentro del país	150.000	0	0	0	0	0	150.000
403	09	02	00	Viáticos y pasajes fuera del país	120.000	0	0	0	0	0	120.000
403	10	00	00	Servicios profesionales y técnicos	165.000	0	0	0	0	0	165.000
403	10	03	00	Servicios de procesamiento de datos	45.000	0	0	0	0	0	45.000
403	10	07	00	Servicios de capacitación y adiestramiento	120.000	0	0	0	0	0	120.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	245.000	0	0	0	0	0	245.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	45.000	0	0	0	0	0	45.000
403	18	00	00	Impuestos indirectos	229.432	0	0	0	0	0	229.432
403	18	01	00	Impuesto al valor agregado	229.432	0	0	0	0	0	229.432
				Totales	**1.995.656**	**0**	**0**	**0**	**0**	0	**1.995.656**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080065017 DESARROLLAR Y EJECUTAR OPERACIONES MILITARES EN JURISDICCIÓN DE LAS REGIONES MILITARES

UNIDAD DE MEDIDA: *OPERACIÓN MILITAR* **META:** 13

RESPONSABLE/EJECUTOR: REGIONES MILITARES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.927.996**	**0**	**0**	**0**	**0**	0	**8.927.996**
402	01	00	00	Productos alimenticios y agropecuarios	1.073.827	0	0	0	0	0	1.073.827
402	01	01	00	Alimentos y bebidas para personas	1.073.827	0	0	0	0	0	1.073.827
402	04	00	00	Productos de cuero y caucho	357.797	0	0	0	0	0	357.797
402	04	03	00	Cauchos y tripas para vehiculos	357.797	0	0	0	0	0	357.797
402	05	00	00	Productos de papel, cartón e impresos	3.420.991	0	0	0	0	0	3.420.991
402	05	01	00	Pulpa de madera, papel y cartón	319.000	0	0	0	0	0	319.000
402	05	02	00	Envases y cajas de papel y cartón	135.000	0	0	0	0	0	135.000
402	05	03	00	Productos de papel y cartón para oficina	1.712.811	0	0	0	0	0	1.712.811
402	05	04	00	Libros, revistas y periódicos	18.000	0	0	0	0	0	18.000
402	05	05	00	Material de enseñanza	9.000	0	0	0	0	0	9.000
402	05	06	00	Productos de papel y cartón para computación	717.680	0	0	0	0	0	717.680
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	509.500	0	0	0	0	0	509.500
402	06	00	00	Productos químicos y derivados	790.726	0	0	0	0	0	790.726
402	06	03	00	Tintas, pinturas y colorantes	508.570	0	0	0	0	0	508.570
402	06	05	00	Productos de tocador	13.500	0	0	0	0	0	13.500
402	06	06	00	Combustibles y lubricantes	262.914	0	0	0	0	0	262.914
402	06	08	00	Productos plásticos	5.742	0	0	0	0	0	5.742
402	08	00	00	Productos metálicos	1.033.440	0	0	0	0	0	1.033.440
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	318.690	0	0	0	0	0	318.690
402	08	09	00	Repuestos y accesorios para equipos de transporte	714.750	0	0	0	0	0	714.750
402	10	00	00	Productos varios y útiles diversos	2.251.215	0	0	0	0	0	2.251.215
402	10	01	00	Artículos de deporte, recreación y juguetes	74.500	0	0	0	0	0	74.500
402	10	02	00	Materiales y útiles de limpieza y aseo	852.735	0	0	0	0	0	852.735

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080065017 DESARROLLAR Y EJECUTAR OPERACIONES MILITARES EN JURISDICCIÓN DE LAS REGIONES MILITARES

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 13

RESPONSABLE/EJECUTOR: REGIONES MILITARES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	245.925	0	0	0	0	0	245.925
402	10	06	00	Condecoraciones, ofrendas y similares	70.750	0	0	0	0	0	70.750
402	10	08	00	Materiales para equipos de computación	544.900	0	0	0	0	0	544.900
402	10	11	00	Materiales eléctricos	306.914	0	0	0	0	0	306.914
402	10	12	00	Materiales para instalaciones sanitarias	155.491	0	0	0	0	0	155.491
403	**00**	**00**	**00**	**Servicios no personales**	**9.164.256**	**0**	**0**	**0**	**0**	0	**9.164.256**
403	09	00	00	Viáticos y pasajes	5.278.640	0	0	0	0	0	5.278.640
403	09	01	00	Viáticos y pasajes dentro del pais	5.278.640	0	0	0	0	0	5.278.640
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.637.195	0	0	0	0	0	2.637.195
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	969.062	0	0	0	0	0	969.062
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	373.152	0	0	0	0	0	373.152
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.294.981	0	0	0	0	0	1.294.981
403	18	00	00	Impuestos indirectos	1.248.421	0	0	0	0	0	1.248.421
403	18	01	00	Impuesto al valor agregado	1.248.421	0	0	0	0	0	1.248.421
				Totales	**18.092.252**	**0**	**0**	**0**	**0**	0	**18.092.252**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080065018 ASIGNACIÓN, REGISTRO Y CONTROL DE LOS RECURSOS PARA GASTOS DE PERSONAL MILITAR

UNIDAD DE MEDIDA: *ACTIVIDAD ADMINISTRATIVA* **META:** 14

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS DEL MPPD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.220.042.321**	**0**	**0**	**2.757.543.544**	**0**	**0**	**5.977.585.865**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.240.671.120	0	0	1.351.977.103	0	0	2.592.648.223
401	01	20	00	Sueldo del personal militar profesional	928.362.324	0	0	969.141.973	0	0	1.897.504.297
401	01	21	00	Sueldo o ración del personal militar no profesional	301.808.796	0	0	372.335.130	0	0	674.143.926
401	01	30	00	Retribución al personal de reserva	10.500.000	0	0	10.500.000	0	0	21.000.000
401	03	00	00	Primas	397.230.333	0	0	417.456.056	0	0	814.686.389
401	03	26	00	Primas por hijos al personal militar	13.810.717	0	0	13.895.427	0	0	27.706.144
401	03	27	00	Primas de profesionalización al personal militar	30.987.970	0	0	32.696.595	0	0	63.684.565
401	03	28	00	Primas por antigüedad al personal militar	6.609.870	0	0	7.201.038	0	0	13.810.908
401	03	29	00	Primas por potencial de ascenso al personal militar	834.914	0	0	1.321.723	0	0	2.156.637
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	142.253.932	0	0	152.567.194	0	0	294.821.126
401	03	99	00	Otras primas al personal militar	202.732.930	0	0	209.774.079	0	0	412.507.009
401	04	00	00	Complementos de sueldos y salarios	991.652.555	0	0	851.907.845	0	0	1.843.560.400
401	04	32	00	Complemento al personal militar por gastos de alimentación	339.853.237	0	0	418.602.082	0	0	758.455.319
401	04	33	00	Complemento al personal militar por gastos de transporte	57.478.400	0	0	62.000.958	0	0	119.479.358
401	04	34	00	Complemento al personal militar en el exterior	120.749.998	0	0	0	0	0	120.749.998
401	04	35	00	Bono compensatorio de alimentación al personal militar	443.197.800	0	0	332.446.360	0	0	775.644.160
401	04	99	00	Otros complementos al personal militar	30.373.120	0	0	38.858.445	0	0	69.231.565
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	469.838.094	0	0	0	0	0	469.838.094
401	05	10	00	Bono vacacional al personal militar	469.838.094	0	0	0	0	0	469.838.094
401	06	00	00	Aportes patronales y legales	27.850.870	0	0	29.074.259	0	0	56.925.129
401	06	19	00	Aporte patronal al Fondo de Ahorro Habitacional por personal militar	27.850.870	0	0	29.074.259	0	0	56.925.129
401	07	00	00	Asistencia socio-económica	82.622.149	0	0	107.128.281	0	0	189.750.430
401	07	40	00	Aporte patronal a caja de ahorro por personal militar	82.622.149	0	0	107.128.281	0	0	189.750.430

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 115590 080065000 EJECUTAR OPERACIONES MILITARES PARA LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL, PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA MILITAR.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 1.542

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080065018 ASIGNACIÓN, REGISTRO Y CONTROL DE LOS RECURSOS PARA GASTOS DE PERSONAL MILITAR

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 14

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS DEL MPPD.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	98	00	00	Otros gastos del personal militar	10.177.200	0	0	0	0	0	10.177.200
401	98	01	00	Otros gastos del personal militar	10.177.200	0	0	0	0	0	10.177.200
403	**00**	**00**	**00**	**Servicios no personales**	**14.168.147**	**0**	**0**	**12.456.456**	**0**	0	**26.624.603**
403	18	00	00	Impuestos indirectos	1.404.050	0	0	1.234.424	0	0	2.638.474
403	18	01	00	Impuesto al valor agregado	1.404.050	0	0	1.234.424	0	0	2.638.474
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	12.764.097	0	0	11.222.032	0	0	23.986.129
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	12.764.097	0	0	11.222.032	0	0	23.986.129
				Totales	**3.234.210.468**	**0**	**0**	**2.770.000.000**	**0**	0	**6.004.210.468**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114205 080066000 CIRCUITO JUDICIAL PENAL MILITAR

OBJETIVO DEL PROYECTO: GARANTIZAR LOS PROCESOS JUDICIALES EN EL MARCO DEL ESTADO DE DERECHO BASADO EN EL ORDENAMIENTO JURÍDICO DE LA FAN

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 10.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**704.617**	**0**	**0**	**0**	**0**	**0**	**704.617**
402	01	00	00	Productos alimenticios y agropecuarios	47.338	0	0	0	0	0	47.338
402	01	01	00	Alimentos y bebidas para personas	47.338	0	0	0	0	0	47.338
402	03	00	00	Textiles y vestuarios	5.399	0	0	0	0	0	5.399
402	03	01	00	Textiles	3.899	0	0	0	0	0	3.899
402	03	02	00	Prendas de vestir	1.500	0	0	0	0	0	1.500
402	04	00	00	Productos de cuero y caucho	15.280	0	0	0	0	0	15.280
402	04	03	00	Cauchos y tripas para vehículos	15.280	0	0	0	0	0	15.280
402	05	00	00	Productos de papel, cartón e impresos	182.976	0	0	0	0	0	182.976
402	05	01	00	Pulpa de madera, papel y cartón	65.146	0	0	0	0	0	65.146
402	05	02	00	Envases y cajas de papel y cartón	2.133	0	0	0	0	0	2.133
402	05	03	00	Productos de papel y cartón para oficina	109.362	0	0	0	0	0	109.362
402	05	04	00	Libros, revistas y periódicos	523	0	0	0	0	0	523
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.812	0	0	0	0	0	5.812
402	06	00	00	Productos químicos y derivados	37.971	0	0	0	0	0	37.971
402	06	02	00	Abonos, plaguicidas y otros	4.680	0	0	0	0	0	4.680
402	06	03	00	Tintas, pinturas y colorantes	20.552	0	0	0	0	0	20.552
402	06	04	00	Productos farmacéuticos y medicamentos	3.865	0	0	0	0	0	3.865
402	06	06	00	Combustibles y lubricantes	2.338	0	0	0	0	0	2.338
402	06	08	00	Productos plásticos	6.536	0	0	0	0	0	6.536
402	07	00	00	Productos minerales no metálicos	10.076	0	0	0	0	0	10.076
402	07	02	00	Vidrios y productos de vidrio	2.109	0	0	0	0	0	2.109
402	07	04	00	Cemento, cal y yeso	7.967	0	0	0	0	0	7.967
402	08	00	00	Productos metálicos	20.351	0	0	0	0	0	20.351
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.331	0	0	0	0	0	10.331
402	08	07	00	Material de señalamiento	606	0	0	0	0	0	606
402	08	09	00	Repuestos y accesorios para equipos de transporte	8.864	0	0	0	0	0	8.864
402	08	10	00	Repuestos y accesorios para otros equipos	550	0	0	0	0	0	550
402	09	00	00	Productos de madera	3.373	0	0	0	0	0	3.373

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114205 080066000 CIRCUITO JUDICIAL PENAL MILITAR

OBJETIVO DEL PROYECTO: GARANTIZAR LOS PROCESOS JUDICIALES EN EL MARCO DEL ESTADO DE DERECHO BASADO EN EL ORDENAMIENTO JURÍDICO DE LA FAN

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 10.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	02	00	Muebles y accesorios de madera para edificaciones	3.373	0	0	0	0	0	3.373
402	10	00	00	Productos varios y útiles diversos	381.853	0	0	0	0	0	381.853
402	10	01	00	Artículos de deporte, recreación y juguetes	5.412	0	0	0	0	0	5.412
402	10	02	00	Materiales y útiles de limpieza y aseo	94.615	0	0	0	0	0	94.615
402	10	03	00	Utensilios de cocina y comedor	25.000	0	0	0	0	0	25.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	63.501	0	0	0	0	0	63.501
402	10	06	00	Condecoraciones, ofrendas y similares	1.500	0	0	0	0	0	1.500
402	10	07	00	Productos de seguridad en el trabajo	9.267	0	0	0	0	0	9.267
402	10	08	00	Materiales para equipos de computación	140.441	0	0	0	0	0	140.441
402	10	11	00	Materiales eléctricos	29.607	0	0	0	0	0	29.607
402	10	12	00	Materiales para instalaciones sanitarias	9.984	0	0	0	0	0	9.984
402	10	99	00	Otros productos y útiles diversos	2.526	0	0	0	0	0	2.526
403	**00**	**00**	**00**	**Servicios no personales**	**792.911**	**0**	**0**	**0**	**0**	**0**	**792.911**
403	01	00	00	Alquileres de inmuebles	80.020	0	0	0	0	0	80.020
403	01	01	00	Alquileres de edificios y locales	80.020	0	0	0	0	0	80.020
403	04	00	00	Servicios básicos	2.500	0	0	0	0	0	2.500
403	04	02	00	Gas	2.500	0	0	0	0	0	2.500
403	09	00	00	Viáticos y pasajes	339.158	0	0	0	0	0	339.158
403	09	01	00	Viáticos y pasajes dentro del país	339.158	0	0	0	0	0	339.158
403	10	00	00	Servicios profesionales y técnicos	22.428	0	0	0	0	0	22.428
403	10	03	00	Servicios de procesamiento de datos	2.428	0	0	0	0	0	2.428
403	10	07	00	Servicios de capacitación y adiestramiento	20.000	0	0	0	0	0	20.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	133.874	0	0	0	0	0	133.874
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	67.038	0	0	0	0	0	67.038
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	959	0	0	0	0	0	959
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	65.877	0	0	0	0	0	65.877
403	12	00	00	Conservación y reparaciones menores de obras	75.031	0	0	0	0	0	75.031
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	75.031	0	0	0	0	0	75.031

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114205 080066000 CIRCUITO JUDICIAL PENAL MILITAR

OBJETIVO DEL PROYECTO: GARANTIZAR LOS PROCESOS JUDICIALES EN EL MARCO DEL ESTADO DE DERECHO BASADO EN EL ORDENAMIENTO JURÍDICO DE LA FAN

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 10.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	139.900	0	0	0	0	0	139.900
403	18	01	00	Impuesto al valor agregado	139.900	0	0	0	0	0	139.900
				Totales	**1.497.528**	**0**	**0**	**0**	**0**	**0**	**1.497.528**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114205 080066000 CIRCUITO JUDICIAL PENAL MILITAR

OBJETIVO DEL PROYECTO: GARANTIZAR LOS PROCESOS JUDICIALES EN EL MARCO DEL ESTADO DE DERECHO BASADO EN EL ORDENAMIENTO JURÍDICO DE LA FAN

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 10.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114205 080066000 CIRCUITO JUDICIAL PENAL MILITAR

OBJETIVO DEL PROYECTO: GARANTIZAR LOS PROCESOS JUDICIALES EN EL MARCO DEL ESTADO DE DERECHO BASADO EN EL ORDENAMIENTO JURÍDICO DE LA FAN

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 10.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080066001 ADMINISTRAR JUSTICIA MEDIANTE LA ACTUACIÓN DE TODOS LOS TRIBUNALES MILITARES DEL CIRCUITO JUDICIAL PENAL MILITAR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 10.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**704.617**	**0**	**0**	**0**	**0**	0	**704.617**
402	01	00	00	Productos alimenticios y agropecuarios	47.338	0	0	0	0	0	47.338
402	01	01	00	Alimentos y bebidas para personas	47.338	0	0	0	0	0	47.338
402	03	00	00	Textiles y vestuarios	5.399	0	0	0	0	0	5.399
402	03	01	00	Textiles	3.899	0	0	0	0	0	3.899
402	03	02	00	Prendas de vestir	1.500	0	0	0	0	0	1.500
402	04	00	00	Productos de cuero y caucho	15.280	0	0	0	0	0	15.280
402	04	03	00	Cauchos y tripas para vehículos	15.280	0	0	0	0	0	15.280
402	05	00	00	Productos de papel, cartón e impresos	182.976	0	0	0	0	0	182.976
402	05	01	00	Pulpa de madera, papel y cartón	65.146	0	0	0	0	0	65.146
402	05	02	00	Envases y cajas de papel y cartón	2.133	0	0	0	0	0	2.133
402	05	03	00	Productos de papel y cartón para oficina	109.362	0	0	0	0	0	109.362
402	05	04	00	Libros, revistas y periódicos	523	0	0	0	0	0	523
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.812	0	0	0	0	0	5.812
402	06	00	00	Productos químicos y derivados	37.971	0	0	0	0	0	37.971
402	06	02	00	Abonos, plaguicidas y otros	4.680	0	0	0	0	0	4.680
402	06	03	00	Tintas, pinturas y colorantes	20.552	0	0	0	0	0	20.552
402	06	04	00	Productos farmacéuticos y medicamentos	3.865	0	0	0	0	0	3.865
402	06	06	00	Combustibles y lubricantes	2.338	0	0	0	0	0	2.338
402	06	08	00	Productos plásticos	6.536	0	0	0	0	0	6.536
402	07	00	00	Productos minerales no metálicos	10.076	0	0	0	0	0	10.076
402	07	02	00	Vidrios y productos de vidrio	2.109	0	0	0	0	0	2.109
402	07	04	00	Cemento, cal y yeso	7.967	0	0	0	0	0	7.967
402	08	00	00	Productos metálicos	20.351	0	0	0	0	0	20.351

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114205 080066000 CIRCUITO JUDICIAL PENAL MILITAR

OBJETIVO DEL PROYECTO: GARANTIZAR LOS PROCESOS JUDICIALES EN EL MARCO DEL ESTADO DE DERECHO BASADO EN EL ORDENAMIENTO JURÍDICO DE LA FAN

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 10.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 080066001 ADMINISTRAR JUSTICIA MEDIANTE LA ACTUACIÓN DE TODOS LOS TRIBUNALES MILITARES DEL CIRCUITO JUDICIAL PENAL MILITAR.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 10.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.331	0	0	0	0	0	10.331
402	08	07	00	Material de señalamiento	606	0	0	0	0	0	606
402	08	09	00	Repuestos y accesorios para equipos de transporte	8.864	0	0	0	0	0	8.864
402	08	10	00	Repuestos y accesorios para otros equipos	550	0	0	0	0	0	550
402	09	00	00	Productos de madera	3.373	0	0	0	0	0	3.373
402	09	02	00	Muebles y accesorios de madera para edificaciones	3.373	0	0	0	0	0	3.373
402	10	00	00	Productos varios y útiles diversos	381.853	0	0	0	0	0	381.853
402	10	01	00	Artículos de deporte, recreación y juguetes	5.412	0	0	0	0	0	5.412
402	10	02	00	Materiales y útiles de limpieza y aseo	94.615	0	0	0	0	0	94.615
402	10	03	00	Utensilios de cocina y comedor	25.000	0	0	0	0	0	25.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	63.501	0	0	0	0	0	63.501
402	10	06	00	Condecoraciones, ofrendas y similares	1.500	0	0	0	0	0	1.500
402	10	07	00	Productos de seguridad en el trabajo	9.267	0	0	0	0	0	9.267
402	10	08	00	Materiales para equipos de computación	140.441	0	0	0	0	0	140.441
402	10	11	00	Materiales eléctricos	29.607	0	0	0	0	0	29.607
402	10	12	00	Materiales para instalaciones sanitarias	9.984	0	0	0	0	0	9.984
402	10	99	00	Otros productos y útiles diversos	2.526	0	0	0	0	0	2.526
403	**00**	**00**	**00**	**Servicios no personales**	**792.911**	**0**	**0**	**0**	**0**	0	**792.911**
403	01	00	00	Alquileres de inmuebles	80.020	0	0	0	0	0	80.020
403	01	01	00	Alquileres de edificios y locales	80.020	0	0	0	0	0	80.020
403	04	00	00	Servicios básicos	2.500	0	0	0	0	0	2.500
403	04	02	00	Gas	2.500	0	0	0	0	0	2.500
403	09	00	00	Viáticos y pasajes	339.158	0	0	0	0	0	339.158
403	09	01	00	Viáticos y pasajes dentro del país	339.158	0	0	0	0	0	339.158

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114205 080066000 CIRCUITO JUDICIAL PENAL MILITAR

OBJETIVO DEL PROYECTO: GARANTIZAR LOS PROCESOS JUDICIALES EN EL MARCO DEL ESTADO DE DERECHO BASADO EN EL ORDENAMIENTO JURÍDICO DE LA FAN

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 10.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080066001 ADMINISTRAR JUSTICIA MEDIANTE LA ACTUACIÓN DE TODOS LOS TRIBUNALES MILITARES DEL CIRCUITO JUDICIAL PENAL MILITAR.

UNIDAD DE MEDIDA: *ACTUACIÓN* **META:** 10.000

RESPONSABLE/EJECUTOR: CIRCUITO JUDICIAL PENAL MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	22.428	0	0	0	0	0	22.428
403	10	03	00	Servicios de procesamiento de datos	2.428	0	0	0	0	0	2.428
403	10	07	00	Servicios de capacitación y adiestramiento	20.000	0	0	0	0	0	20.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	133.874	0	0	0	0	0	133.874
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	67.038	0	0	0	0	0	67.038
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	959	0	0	0	0	0	959
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	65.877	0	0	0	0	0	65.877
403	12	00	00	Conservación y reparaciones menores de obras	75.031	0	0	0	0	0	75.031
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	75.031	0	0	0	0	0	75.031
403	18	00	00	Impuestos indirectos	139.900	0	0	0	0	0	139.900
403	18	01	00	Impuesto al valor agregado	139.900	0	0	0	0	0	139.900
				Totales	**1.497.528**	**0**	**0**	**0**	**0**	0	**1.497.528**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**292.806.055**	**0**	**0**	**0**	**0**	**0**	**292.806.055**
402	01	00	00	Productos alimenticios y agropecuarios	7.999.356	0	0	0	0	0	7.999.356
402	01	01	00	Alimentos y bebidas para personas	7.997.846	0	0	0	0	0	7.997.846
402	01	03	00	Productos agrícolas y pecuarios	1.510	0	0	0	0	0	1.510
402	02	00	00	Productos de minas, canteras y yacimientos	2.588.635	0	0	0	0	0	2.588.635
402	02	04	00	Mineral no ferroso	1.800	0	0	0	0	0	1.800
402	02	05	00	Piedra, arcilla, arena y tierra	2.276.835	0	0	0	0	0	2.276.835
402	02	99	00	Otros productos de minas, canteras y yacimientos	310.000	0	0	0	0	0	310.000
402	03	00	00	Textiles y vestuarios	125.190.861	0	0	0	0	0	125.190.861
402	03	01	00	Textiles	23.193.908	0	0	0	0	0	23.193.908
402	03	02	00	Prendas de vestir	86.310.979	0	0	0	0	0	86.310.979
402	03	03	00	Calzados	12.732.938	0	0	0	0	0	12.732.938
402	03	99	00	Otros productos textiles y vestuarios	2.953.036	0	0	0	0	0	2.953.036
402	04	00	00	Productos de cuero y caucho	35.582.082	0	0	0	0	0	35.582.082
402	04	01	00	Cueros y pieles	226.365	0	0	0	0	0	226.365
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.200.000	0	0	0	0	0	1.200.000
402	04	03	00	Cauchos y tripas para vehículos	34.155.717	0	0	0	0	0	34.155.717
402	05	00	00	Productos de papel, cartón e impresos	8.182.333	0	0	0	0	0	8.182.333
402	05	01	00	Pulpa de madera, papel y cartón	1.235.714	0	0	0	0	0	1.235.714
402	05	02	00	Envases y cajas de papel y cartón	388.212	0	0	0	0	0	388.212
402	05	03	00	Productos de papel y cartón para oficina	4.080.877	0	0	0	0	0	4.080.877
402	05	04	00	Libros, revistas y periódicos	229.753	0	0	0	0	0	229.753
402	05	05	00	Material de enseñanza	9.050	0	0	0	0	0	9.050
402	05	06	00	Productos de papel y cartón para computación	907.044	0	0	0	0	0	907.044
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.324.683	0	0	0	0	0	1.324.683
402	05	99	00	Otros productos de pulpa, papel y cartón	7.000	0	0	0	0	0	7.000
402	06	00	00	Productos químicos y derivados	23.684.670	0	0	0	0	0	23.684.670
402	06	01	00	Sustancias químicas y de uso industrial	1.470.556	0	0	0	0	0	1.470.556
402	06	02	00	Abonos, plaguicidas y otros	298.150	0	0	0	0	0	298.150

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	11.043.231	0	0	0	0	0	11.043.231
402	06	04	00	Productos farmacéuticos y medicamentos	2.399.049	0	0	0	0	0	2.399.049
402	06	05	00	Productos de tocador	13.652	0	0	0	0	0	13.652
402	06	06	00	Combustibles y lubricantes	3.856.580	0	0	0	0	0	3.856.580
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.578.330	0	0	0	0	0	1.578.330
402	06	08	00	Productos plásticos	958.870	0	0	0	0	0	958.870
402	06	99	00	Otros productos de la industria química y conexos	2.066.252	0	0	0	0	0	2.066.252
402	07	00	00	Productos minerales no metálicos	3.082.365	0	0	0	0	0	3.082.365
402	07	01	00	Productos de barro, loza y porcelana	150.000	0	0	0	0	0	150.000
402	07	02	00	Vidrios y productos de vidrio	272.873	0	0	0	0	0	272.873
402	07	03	00	Productos de arcilla para construcción	853.196	0	0	0	0	0	853.196
402	07	04	00	Cemento, cal y yeso	1.806.296	0	0	0	0	0	1.806.296
402	08	00	00	Productos metálicos	55.993.163	0	0	0	0	0	55.993.163
402	08	01	00	Productos primarios de hierro y acero	1.358.174	0	0	0	0	0	1.358.174
402	08	02	00	Productos de metales no ferrosos	260.206	0	0	0	0	0	260.206
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.394.746	0	0	0	0	0	4.394.746
402	08	04	00	Productos metálicos estructurales	674.081	0	0	0	0	0	674.081
402	08	05	00	Materiales de orden público, seguridad y defensa	7.500.000	0	0	0	0	0	7.500.000
402	08	07	00	Material de señalamiento	85.000	0	0	0	0	0	85.000
402	08	08	00	Material de educación	86.648	0	0	0	0	0	86.648
402	08	09	00	Repuestos y accesorios para equipos de transporte	32.700.689	0	0	0	0	0	32.700.689
402	08	10	00	Repuestos y accesorios para otros equipos	8.873.154	0	0	0	0	0	8.873.154
402	08	99	00	Otros productos metálicos	60.465	0	0	0	0	0	60.465
402	09	00	00	Productos de madera	3.096.849	0	0	0	0	0	3.096.849
402	09	01	00	Productos primarios de madera	2.690.398	0	0	0	0	0	2.690.398
402	09	02	00	Muebles y accesorios de madera para edificaciones	406.451	0	0	0	0	0	406.451
402	10	00	00	Productos varios y útiles diversos	27.405.741	0	0	0	0	0	27.405.741
402	10	01	00	Artículos de deporte, recreación y juguetes	428.406	0	0	0	0	0	428.406
402	10	02	00	Materiales y útiles de limpieza y aseo	3.132.224	0	0	0	0	0	3.132.224

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	2.750.190	0	0	0	0	0	2.750.190
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.954.681	0	0	0	0	0	2.954.681
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.891.315	0	0	0	0	0	1.891.315
402	10	06	00	Condecoraciones, ofrendas y similares	3.986.742	0	0	0	0	0	3.986.742
402	10	07	00	Productos de seguridad en el trabajo	1.636.160	0	0	0	0	0	1.636.160
402	10	08	00	Materiales para equipos de computación	2.053.531	0	0	0	0	0	2.053.531
402	10	09	00	Especies timbradas y valores	12.000	0	0	0	0	0	12.000
402	10	10	00	Útiles religiosos	5.460	0	0	0	0	0	5.460
402	10	11	00	Materiales eléctricos	7.127.093	0	0	0	0	0	7.127.093
402	10	12	00	Materiales para instalaciones sanitarias	1.322.439	0	0	0	0	0	1.322.439
402	10	13	00	Materiales fotográficos	19.500	0	0	0	0	0	19.500
402	10	99	00	Otros productos y útiles diversos	86.000	0	0	0	0	0	86.000
403	**00**	**00**	**00**	**Servicios no personales**	**113.786.336**	**0**	**0**	**0**	**0**	**0**	**113.786.336**
403	02	00	00	Alquileres de maquinaria y equipos	435.000	0	0	0	0	0	435.000
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	415.000	0	0	0	0	0	415.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
403	03	00	00	Derechos sobre bienes intangibles	142.926	0	0	0	0	0	142.926
403	03	03	00	Paquetes y programas de computación	142.926	0	0	0	0	0	142.926
403	04	00	00	Servicios básicos	312.789	0	0	0	0	0	312.789
403	04	02	00	Gas	186.789	0	0	0	0	0	186.789
403	04	05	00	Servicio de comunicaciones	126.000	0	0	0	0	0	126.000
403	06	00	00	Servicios de transporte y almacenaje	579.000	0	0	0	0	0	579.000
403	06	01	00	Fletes y embalajes	480.000	0	0	0	0	0	480.000
403	06	03	00	Estacionamiento	99.000	0	0	0	0	0	99.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	125.651	0	0	0	0	0	125.651
403	07	02	00	Imprenta y reproducción	125.651	0	0	0	0	0	125.651
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	552.278	0	0	0	0	0	552.278
403	08	01	00	Primas y gastos de seguros	550.000	0	0	0	0	0	550.000
403	08	02	00	Comisiones y gastos bancarios	2.278	0	0	0	0	0	2.278

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	12.552.207	0	0	0	0	0	12.552.207
403	09	01	00	Viáticos y pasajes dentro del país	12.552.207	0	0	0	0	0	12.552.207
403	10	00	00	Servicios profesionales y técnicos	663.493	0	0	0	0	0	663.493
403	10	01	00	Servicios jurídicos	115.000	0	0	0	0	0	115.000
403	10	03	00	Servicios de procesamiento de datos	150.910	0	0	0	0	0	150.910
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	56.000	0	0	0	0	0	56.000
403	10	07	00	Servicios de capacitación y adiestramiento	212.291	0	0	0	0	0	212.291
403	10	09	00	Servicios de lavandería y tintorería	129.292	0	0	0	0	0	129.292
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	31.524.844	0	0	0	0	0	31.524.844
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.608.272	0	0	0	0	0	2.608.272
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	20.371.450	0	0	0	0	0	20.371.450
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.896.068	0	0	0	0	0	1.896.068
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.288	0	0	0	0	0	1.288
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	85.000	0	0	0	0	0	85.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.117.450	0	0	0	0	0	3.117.450
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	3.445.316	0	0	0	0	0	3.445.316
403	12	00	00	Conservación y reparaciones menores de obras	15.179.313	0	0	0	0	0	15.179.313
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	14.835.982	0	0	0	0	0	14.835.982
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	343.331	0	0	0	0	0	343.331
403	15	00	00	Servicios fiscales	894.290	0	0	0	0	0	894.290
403	15	01	00	Derechos de importación y servicios aduaneros	894.290	0	0	0	0	0	894.290
403	16	00	00	Servicios de diversión, esparcimiento y culturales	369.651	0	0	0	0	0	369.651
403	16	01	00	Servicios de diversión, esparcimiento y culturales	369.651	0	0	0	0	0	369.651
403	18	00	00	Impuestos indirectos	48.970.765	0	0	0	0	0	48.970.765
403	18	01	00	Impuesto al valor agregado	48.622.709	0	0	0	0	0	48.622.709
403	18	99	00	Otros impuestos indirectos	348.056	0	0	0	0	0	348.056
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	100.000	0	0	0	0	0	100.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD

META: 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	1.384.129	0	0	0	0	0	1.384.129
403	99	01	00	Otros servicios no personales	1.384.129	0	0	0	0	0	1.384.129
404	**00**	**00**	**00**	**Activos reales**	**98.054.238**	**0**	**0**	**0**	**0**	**0**	**98.054.238**
404	01	00	00	Repuestos y reparaciones mayores	43.718.752	0	0	0	0	0	43.718.752
404	01	01	00	Repuestos mayores	27.216.752	0	0	0	0	0	27.216.752
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	8.879.470	0	0	0	0	0	8.879.470
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	16.798.765	0	0	0	0	0	16.798.765
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	538.517	0	0	0	0	0	538.517
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	1.000.000	0	0	0	0	0	1.000.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	16.502.000	0	0	0	0	0	16.502.000
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	4.550.000	0	0	0	0	0	4.550.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	8.380.000	0	0	0	0	0	8.380.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	1.939.500	0	0	0	0	0	1.939.500
404	01	02	06	Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional	82.500	0	0	0	0	0	82.500
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	1.550.000	0	0	0	0	0	1.550.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	1.500.000	0	0	0	0	0	1.500.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	1.500.000	0	0	0	0	0	1.500.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	6.873.486	0	0	0	0	0	6.873.486
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	900.000	0	0	0	0	0	900.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	2.500.000	0	0	0	0	0	2.500.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	120.000	0	0	0	0	0	120.000
404	03	05	00	Maquinaria y equipos industriales y de taller	1.553.486	0	0	0	0	0	1.553.486
404	03	06	00	Maquinaria y equipos de energía	1.300.000	0	0	0	0	0	1.300.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	500.000	0	0	0	0	0	500.000
404	04	00	00	Equipos de transporte, tracción y elevación	25.000.000	0	0	0	0	0	25.000.000
404	04	01	00	Vehículos automotores terrestres	21.000.000	0	0	0	0	0	21.000.000
404	04	03	00	Equipos marítimos de transporte	2.000.000	0	0	0	0	0	2.000.000
404	04	06	00	Equipos auxiliares de transporte	2.000.000	0	0	0	0	0	2.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.214.053	0	0	0	0	0	1.214.053
404	05	01	00	Equipos de telecomunicaciones	1.214.053	0	0	0	0	0	1.214.053
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	550.000	0	0	0	0	0	550.000
404	07	06	00	Instrumentos musicales y equipos de audio	400.000	0	0	0	0	0	400.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	0	150.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.694.000	0	0	0	0	0	1.694.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	1.094.000	0	0	0	0	0	1.094.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	600.000	0	0	0	0	0	600.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.203.947	0	0	0	0	0	15.203.947
404	09	01	00	Mobiliario y equipos de oficina	3.413.569	0	0	0	0	0	3.413.569
404	09	02	00	Equipos de computación	3.850.378	0	0	0	0	0	3.850.378
404	09	03	00	Mobiliario y equipos de alojamiento	6.940.000	0	0	0	0	0	6.940.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	0	1.000.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	1.500.000	0	0	0	0	0	1.500.000
404	11	05	00	Adquisición de maquinaria y equipos usados	1.500.000	0	0	0	0	0	1.500.000
404	11	05	02	Equipos de transporte, tracción y elevación	850.000	0	0	0	0	0	850.000
404	11	05	03	Equipos de comunicaciones y de señalamiento	650.000	0	0	0	0	0	650.000
404	12	00	00	Activos intangibles	800.000	0	0	0	0	0	800.000
404	12	04	00	Paquetes y programas de computación	800.000	0	0	0	0	0	800.000
				Totales	**504.646.629**	**0**	**0**	**0**	**0**	**0**	**504.646.629**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD

META: 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080070001 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DEL EJÉRCITO

UNIDAD DE MEDIDA: *ACTIVIDAD* **META:** 264

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DEL EJÉRCITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**67.791.368**	**0**	**0**	**0**	**0**	0	**67.791.368**
402	01	00	00	Productos alimenticios y agropecuarios	212.611	0	0	0	0	0	212.611
402	01	01	00	Alimentos y bebidas para personas	212.611	0	0	0	0	0	212.611
402	02	00	00	Productos de minas, canteras y yacimientos	855.984	0	0	0	0	0	855.984
402	02	05	00	Piedra, arcilla, arena y tierra	545.984	0	0	0	0	0	545.984
402	02	99	00	Otros productos de minas, canteras y yacimientos	310.000	0	0	0	0	0	310.000
402	03	00	00	Textiles y vestuarios	40.304.459	0	0	0	0	0	40.304.459
402	03	01	00	Textiles	12.144.958	0	0	0	0	0	12.144.958
402	03	02	00	Prendas de vestir	23.082.001	0	0	0	0	0	23.082.001
402	03	03	00	Calzados	5.077.500	0	0	0	0	0	5.077.500
402	04	00	00	Productos de cuero y caucho	2.310.955	0	0	0	0	0	2.310.955
402	04	01	00	Cueros y pieles	72.045	0	0	0	0	0	72.045
402	04	03	00	Cauchos y tripas para vehículos	2.238.910	0	0	0	0	0	2.238.910
402	05	00	00	Productos de papel, cartón e impresos	1.770.742	0	0	0	0	0	1.770.742
402	05	01	00	Pulpa de madera, papel y cartón	46.477	0	0	0	0	0	46.477
402	05	02	00	Envases y cajas de papel y cartón	13.681	0	0	0	0	0	13.681
402	05	03	00	Productos de papel y cartón para oficina	1.483.063	0	0	0	0	0	1.483.063
402	05	04	00	Libros, revistas y periódicos	68.053	0	0	0	0	0	68.053
402	05	06	00	Productos de papel y cartón para computación	106.089	0	0	0	0	0	106.089
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	53.379	0	0	0	0	0	53.379
402	06	00	00	Productos químicos y derivados	4.830.459	0	0	0	0	0	4.830.459
402	06	01	00	Sustancias químicas y de uso industrial	355.346	0	0	0	0	0	355.346
402	06	02	00	Abonos, plaguicidas y otros	71.459	0	0	0	0	0	71.459
402	06	03	00	Tintas, pinturas y colorantes	1.399.255	0	0	0	0	0	1.399.255

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080070001 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DEL EJÉRCITO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 264

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DEL EJÉRCITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	1.487.074	0	0	0	0	0	1.487.074
402	06	05	00	Productos de tocador	13.652	0	0	0	0	0	13.652
402	06	06	00	Combustibles y lubricantes	1.221.325	0	0	0	0	0	1.221.325
402	06	07	00	Productos diversos derivados del petróleo y del carbón	98.830	0	0	0	0	0	98.830
402	06	08	00	Productos plásticos	179.166	0	0	0	0	0	179.166
402	06	99	00	Otros productos de la industria química y conexos	4.352	0	0	0	0	0	4.352
402	07	00	00	Productos minerales no metálicos	745.191	0	0	0	0	0	745.191
402	07	02	00	Vidrios y productos de vidrio	159.960	0	0	0	0	0	159.960
402	07	03	00	Productos de arcilla para construcción	304.488	0	0	0	0	0	304.488
402	07	04	00	Cemento, cal y yeso	280.743	0	0	0	0	0	280.743
402	08	00	00	Productos metálicos	7.077.735	0	0	0	0	0	7.077.735
402	08	01	00	Productos primarios de hierro y acero	126.615	0	0	0	0	0	126.615
402	08	02	00	Productos de metales no ferrosos	92.668	0	0	0	0	0	92.668
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.107.473	0	0	0	0	0	2.107.473
402	08	04	00	Productos metálicos estructurales	157.924	0	0	0	0	0	157.924
402	08	07	00	Material de señalamiento	85.000	0	0	0	0	0	85.000
402	08	08	00	Material de educación	6.998	0	0	0	0	0	6.998
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.252.092	0	0	0	0	0	3.252.092
402	08	10	00	Repuestos y accesorios para otros equipos	1.188.500	0	0	0	0	0	1.188.500
402	08	99	00	Otros productos metálicos	60.465	0	0	0	0	0	60.465
402	09	00	00	Productos de madera	195.113	0	0	0	0	0	195.113
402	09	01	00	Productos primarios de madera	64.760	0	0	0	0	0	64.760
402	09	02	00	Muebles y accesorios de madera para edificaciones	130.353	0	0	0	0	0	130.353
402	10	00	00	Productos varios y útiles diversos	9.488.119	0	0	0	0	0	9.488.119

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080070001 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DEL EJÉRCITO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 264

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DEL EJÉRCITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	01	00	Artículos de deporte, recreación y juguetes	26.415	0	0	0	0	0	26.415
402	10	02	00	Materiales y útiles de limpieza y aseo	679.991	0	0	0	0	0	679.991
402	10	03	00	Utensilios de cocina y comedor	39.594	0	0	0	0	0	39.594
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.698.957	0	0	0	0	0	1.698.957
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	266.337	0	0	0	0	0	266.337
402	10	06	00	Condecoraciones, ofrendas y similares	1.551.500	0	0	0	0	0	1.551.500
402	10	07	00	Productos de seguridad en el trabajo	422.503	0	0	0	0	0	422.503
402	10	08	00	Materiales para equipos de computación	287.955	0	0	0	0	0	287.955
402	10	10	00	Útiles religiosos	5.460	0	0	0	0	0	5.460
402	10	11	00	Materiales eléctricos	4.011.911	0	0	0	0	0	4.011.911
402	10	12	00	Materiales para instalaciones sanitarias	411.496	0	0	0	0	0	411.496
402	10	99	00	Otros productos y útiles diversos	86.000	0	0	0	0	0	86.000
403	**00**	**00**	**00**	**Servicios no personales**	**19.080.944**	**0**	**0**	**0**	**0**	0	**19.080.944**
403	04	00	00	Servicios básicos	107.094	0	0	0	0	0	107.094
403	04	02	00	Gas	107.094	0	0	0	0	0	107.094
403	06	00	00	Servicios de transporte y almacenaje	375.000	0	0	0	0	0	375.000
403	06	01	00	Fletes y embalajes	375.000	0	0	0	0	0	375.000
403	09	00	00	Viáticos y pasajes	4.740.252	0	0	0	0	0	4.740.252
403	09	01	00	Viáticos y pasajes dentro del país	4.740.252	0	0	0	0	0	4.740.252
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.654.389	0	0	0	0	0	4.654.389
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.055.379	0	0	0	0	0	1.055.379
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.014.098	0	0	0	0	0	3.014.098
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	246.552	0	0	0	0	0	246.552
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	338.360	0	0	0	0	0	338.360

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080070001 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DEL EJÉRCITO

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 264

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DEL EJÉRCITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	1.968.561	0	0	0	0	0	1.968.561
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.625.230	0	0	0	0	0	1.625.230
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	343.331	0	0	0	0	0	343.331
403	18	00	00	Impuestos indirectos	7.235.648	0	0	0	0	0	7.235.648
403	18	01	00	Impuesto al valor agregado	7.235.648	0	0	0	0	0	7.235.648
404	**00**	**00**	**00**	**Activos reales**	**7.903.486**	**0**	**0**	**0**	**0**	0	**7.903.486**
404	01	00	00	Repuestos y reparaciones mayores	3.950.000	0	0	0	0	0	3.950.000
404	01	01	00	Repuestos mayores	1.950.000	0	0	0	0	0	1.950.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.950.000	0	0	0	0	0	1.950.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	2.000.000	0	0	0	0	0	2.000.000
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	1.050.000	0	0	0	0	0	1.050.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	950.000	0	0	0	0	0	950.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	953.486	0	0	0	0	0	953.486
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	900.000	0	0	0	0	0	900.000
404	03	05	00	Maquinaria y equipos industriales y de taller	53.486	0	0	0	0	0	53.486
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	550.000	0	0	0	0	0	550.000
404	07	06	00	Instrumentos musicales y equipos de audio	400.000	0	0	0	0	0	400.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	150.000	0	0	0	0	0	150.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	750.000	0	0	0	0	0	750.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	750.000	0	0	0	0	0	750.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	09	01	00	Mobiliario y equipos de oficina	200.000	0	0	0	0	0	200.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	1.500.000	0	0	0	0	0	1.500.000
404	11	05	00	Adquisición de maquinaria y equipos usados	1.500.000	0	0	0	0	0	1.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080070001 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DEL EJÉRCITO

UNIDAD DE MEDIDA: *ACTIVIDAD* **META:** 264

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DEL EJÉRCITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	11	05	02	Equipos de transporte, tracción y elevación	850.000	0	0	0	0	0	850.000
404	11	05	03	Equipos de comunicaciones y de señalamiento	650.000	0	0	0	0	0	650.000
				Totales	**94.775.798**	**0**	**0**	**0**	**0**	0	**94.775.798**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080070002 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA ARMADA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA ARMADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**68.516.311**	**0**	**0**	**0**	**0**	**0**	**68.516.311**
402	01	00	00	Productos alimenticios y agropecuarios	1.363.500	0	0	0	0	0	1.363.500
402	01	01	00	Alimentos y bebidas para personas	1.363.500	0	0	0	0	0	1.363.500
402	02	00	00	Productos de minas, canteras y yacimientos	1.271.000	0	0	0	0	0	1.271.000
402	02	05	00	Piedra, arcilla, arena y tierra	1.271.000	0	0	0	0	0	1.271.000
402	03	00	00	Textiles y vestuarios	19.396.407	0	0	0	0	0	19.396.407
402	03	01	00	Textiles	3.020.000	0	0	0	0	0	3.020.000
402	03	02	00	Prendas de vestir	10.223.371	0	0	0	0	0	10.223.371
402	03	03	00	Calzados	3.300.000	0	0	0	0	0	3.300.000
402	03	99	00	Otros productos textiles y vestuarios	2.853.036	0	0	0	0	0	2.853.036
402	04	00	00	Productos de cuero y caucho	2.193.700	0	0	0	0	0	2.193.700
402	04	03	00	Cauchos y tripas para vehículos	2.193.700	0	0	0	0	0	2.193.700
402	05	00	00	Productos de papel, cartón e impresos	2.708.200	0	0	0	0	0	2.708.200
402	05	01	00	Pulpa de madera, papel y cartón	519.200	0	0	0	0	0	519.200
402	05	02	00	Envases y cajas de papel y cartón	119.000	0	0	0	0	0	119.000
402	05	03	00	Productos de papel y cartón para oficina	1.190.700	0	0	0	0	0	1.190.700
402	05	04	00	Libros, revistas y periódicos	19.100	0	0	0	0	0	19.100
402	05	05	00	Material de enseñanza	5.000	0	0	0	0	0	5.000
402	05	06	00	Productos de papel y cartón para computación	266.200	0	0	0	0	0	266.200
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	582.000	0	0	0	0	0	582.000
402	05	99	00	Otros productos de pulpa, papel y cartón	7.000	0	0	0	0	0	7.000
402	06	00	00	Productos químicos y derivados	6.992.129	0	0	0	0	0	6.992.129
402	06	01	00	Sustancias químicas y de uso industrial	254.000	0	0	0	0	0	254.000
402	06	02	00	Abonos, plaguicidas y otros	221.429	0	0	0	0	0	221.429

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080070002 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA ARMADA

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA ARMADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	4.999.100	0	0	0	0	0	4.999.100
402	06	04	00	Productos farmacéuticos y medicamentos	907.100	0	0	0	0	0	907.100
402	06	06	00	Combustibles y lubricantes	199.900	0	0	0	0	0	199.900
402	06	08	00	Productos plásticos	348.700	0	0	0	0	0	348.700
402	06	99	00	Otros productos de la industria química y conexos	61.900	0	0	0	0	0	61.900
402	07	00	00	Productos minerales no metálicos	1.829.000	0	0	0	0	0	1.829.000
402	07	01	00	Productos de barro, loza y porcelana	150.000	0	0	0	0	0	150.000
402	07	02	00	Vidrios y productos de vidrio	64.000	0	0	0	0	0	64.000
402	07	03	00	Productos de arcilla para construcción	542.000	0	0	0	0	0	542.000
402	07	04	00	Cemento, cal y yeso	1.073.000	0	0	0	0	0	1.073.000
402	08	00	00	Productos metálicos	22.728.224	0	0	0	0	0	22.728.224
402	08	01	00	Productos primarios de hierro y acero	898.193	0	0	0	0	0	898.193
402	08	02	00	Productos de metales no ferrosos	160.000	0	0	0	0	0	160.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.310.100	0	0	0	0	0	1.310.100
402	08	04	00	Productos metálicos estructurales	501.200	0	0	0	0	0	501.200
402	08	09	00	Repuestos y accesorios para equipos de transporte	13.426.832	0	0	0	0	0	13.426.832
402	08	10	00	Repuestos y accesorios para otros equipos	6.431.899	0	0	0	0	0	6.431.899
402	09	00	00	Productos de madera	723.264	0	0	0	0	0	723.264
402	09	01	00	Productos primarios de madera	453.264	0	0	0	0	0	453.264
402	09	02	00	Muebles y accesorios de madera para edificaciones	270.000	0	0	0	0	0	270.000
402	10	00	00	Productos varios y útiles diversos	9.310.887	0	0	0	0	0	9.310.887
402	10	01	00	Artículos de deporte, recreación y juguetes	102.000	0	0	0	0	0	102.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.208.880	0	0	0	0	0	1.208.880
402	10	03	00	Utensilios de cocina y comedor	1.582.000	0	0	0	0	0	1.582.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080070002 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA ARMADA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA ARMADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	800.000	0	0	0	0	0	800.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	941.400	0	0	0	0	0	941.400
402	10	06	00	Condecoraciones, ofrendas y similares	552.000	0	0	0	0	0	552.000
402	10	07	00	Productos de seguridad en el trabajo	443.500	0	0	0	0	0	443.500
402	10	08	00	Materiales para equipos de computación	883.500	0	0	0	0	0	883.500
402	10	11	00	Materiales eléctricos	2.270.000	0	0	0	0	0	2.270.000
402	10	12	00	Materiales para instalaciones sanitarias	527.607	0	0	0	0	0	527.607
403	**00**	**00**	**00**	**Servicios no personales**	**39.725.667**	**0**	**0**	**0**	**0**	0	**39.725.667**
403	02	00	00	Alquileres de maquinaria y equipos	435.000	0	0	0	0	0	435.000
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	415.000	0	0	0	0	0	415.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
403	04	00	00	Servicios básicos	78.716	0	0	0	0	0	78.716
403	04	02	00	Gas	78.716	0	0	0	0	0	78.716
403	07	00	00	Servicios de información, impresión y relaciones públicas	26.000	0	0	0	0	0	26.000
403	07	02	00	Imprenta y reproducción	26.000	0	0	0	0	0	26.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	212	0	0	0	0	0	212
403	08	02	00	Comisiones y gastos bancarios	212	0	0	0	0	0	212
403	09	00	00	Viáticos y pasajes	2.936.646	0	0	0	0	0	2.936.646
403	09	01	00	Viáticos y pasajes dentro del país	2.936.646	0	0	0	0	0	2.936.646
403	10	00	00	Servicios profesionales y técnicos	181.321	0	0	0	0	0	181.321
403	10	03	00	Servicios de procesamiento de datos	20.000	0	0	0	0	0	20.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	50.000	0	0	0	0	0	50.000
403	10	09	00	Servicios de lavandería y tintorería	111.321	0	0	0	0	0	111.321
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.814.440	0	0	0	0	0	14.814.440

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080070002 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA ARMADA

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA ARMADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	389.142	0	0	0	0	0	389.142
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.999.708	0	0	0	0	0	10.999.708
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.278.590	0	0	0	0	0	1.278.590
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	592.000	0	0	0	0	0	592.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.555.000	0	0	0	0	0	1.555.000
403	12	00	00	Conservación y reparaciones menores de obras	8.826.760	0	0	0	0	0	8.826.760
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	8.826.760	0	0	0	0	0	8.826.760
403	18	00	00	Impuestos indirectos	12.426.572	0	0	0	0	0	12.426.572
403	18	01	00	Impuesto al valor agregado	12.426.572	0	0	0	0	0	12.426.572
404	**00**	**00**	**00**	**Activos reales**	**11.681.172**	**0**	**0**	**0**	**0**	0	**11.681.172**
404	01	00	00	Repuestos y reparaciones mayores	4.900.000	0	0	0	0	0	4.900.000
404	01	01	00	Repuestos mayores	800.000	0	0	0	0	0	800.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	800.000	0	0	0	0	0	800.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	4.100.000	0	0	0	0	0	4.100.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	3.500.000	0	0	0	0	0	3.500.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	600.000	0	0	0	0	0	600.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	120.000	0	0	0	0	0	120.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	120.000	0	0	0	0	0	120.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	04	01	00	Vehiculos automotores terrestres	1.000.000	0	0	0	0	0	1.000.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	600.000	0	0	0	0	0	600.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	600.000	0	0	0	0	0	600.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	5.061.172	0	0	0	0	0	5.061.172

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080070002 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA ARMADA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA ARMADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	961.172	0	0	0	0	0	961.172
404	09	02	00	Equipos de computación	600.000	0	0	0	0	0	600.000
404	09	03	00	Mobiliario y equipos de alojamiento	3.500.000	0	0	0	0	0	3.500.000
				Totales	**119.923.150**	**0**	**0**	**0**	**0**	0	**119.923.150**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080070003 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA AVIACIÓN.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**31.438.046**	**0**	**0**	**0**	**0**	0	**31.438.046**
402	01	00	00	Productos alimenticios y agropecuarios	539.604	0	0	0	0	0	539.604
402	01	01	00	Alimentos y bebidas para personas	538.094	0	0	0	0	0	538.094
402	01	03	00	Productos agrícolas y pecuarios	1.510	0	0	0	0	0	1.510
402	02	00	00	Productos de minas, canteras y yacimientos	455.571	0	0	0	0	0	455.571
402	02	04	00	Mineral no ferroso	1.800	0	0	0	0	0	1.800
402	02	05	00	Piedra, arcilla, arena y tierra	453.771	0	0	0	0	0	453.771
402	03	00	00	Textiles y vestuarios	9.185.119	0	0	0	0	0	9.185.119
402	03	01	00	Textiles	2.728.950	0	0	0	0	0	2.728.950
402	03	02	00	Prendas de vestir	5.492.669	0	0	0	0	0	5.492.669
402	03	03	00	Calzados	863.500	0	0	0	0	0	863.500
402	03	99	00	Otros productos textiles y vestuarios	100.000	0	0	0	0	0	100.000
402	04	00	00	Productos de cuero y caucho	2.090.474	0	0	0	0	0	2.090.474
402	04	01	00	Cueros y pieles	154.320	0	0	0	0	0	154.320
402	04	03	00	Cauchos y tripas para vehículos	1.936.154	0	0	0	0	0	1.936.154
402	05	00	00	Productos de papel, cartón e impresos	2.149.679	0	0	0	0	0	2.149.679
402	05	01	00	Pulpa de madera, papel y cartón	392.103	0	0	0	0	0	392.103
402	05	02	00	Envases y cajas de papel y cartón	152.205	0	0	0	0	0	152.205
402	05	03	00	Productos de papel y cartón para oficina	515.474	0	0	0	0	0	515.474
402	05	04	00	Libros, revistas y periódicos	113.600	0	0	0	0	0	113.600
402	05	05	00	Material de enseñanza	4.050	0	0	0	0	0	4.050
402	05	06	00	Productos de papel y cartón para computación	479.697	0	0	0	0	0	479.697
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	492.550	0	0	0	0	0	492.550
402	06	00	00	Productos químicos y derivados	8.619.844	0	0	0	0	0	8.619.844

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080070003 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA AVIACIÓN.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	01	00	Sustancias químicas y de uso industrial	861.210	0	0	0	0	0	861.210
402	06	03	00	Tintas, pinturas y colorantes	2.270.236	0	0	0	0	0	2.270.236
402	06	06	00	Combustibles y lubricantes	1.589.159	0	0	0	0	0	1.589.159
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.479.500	0	0	0	0	0	1.479.500
402	06	08	00	Productos plásticos	419.739	0	0	0	0	0	419.739
402	06	99	00	Otros productos de la industria química y conexos	2.000.000	0	0	0	0	0	2.000.000
402	07	00	00	Productos minerales no metálicos	479.355	0	0	0	0	0	479.355
402	07	02	00	Vidrios y productos de vidrio	37.000	0	0	0	0	0	37.000
402	07	04	00	Cemento, cal y yeso	442.355	0	0	0	0	0	442.355
402	08	00	00	Productos metálicos	2.593.598	0	0	0	0	0	2.593.598
402	08	01	00	Productos primarios de hierro y acero	324.720	0	0	0	0	0	324.720
402	08	02	00	Productos de metales no ferrosos	5.000	0	0	0	0	0	5.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	657.961	0	0	0	0	0	657.961
402	08	04	00	Productos metálicos estructurales	2.700	0	0	0	0	0	2.700
402	08	08	00	Material de educación	79.650	0	0	0	0	0	79.650
402	08	09	00	Repuestos y accesorios para equipos de transporte	960.686	0	0	0	0	0	960.686
402	08	10	00	Repuestos y accesorios para otros equipos	562.881	0	0	0	0	0	562.881
402	09	00	00	Productos de madera	668.400	0	0	0	0	0	668.400
402	09	01	00	Productos primarios de madera	668.400	0	0	0	0	0	668.400
402	10	00	00	Productos varios y útiles diversos	4.656.402	0	0	0	0	0	4.656.402
402	10	01	00	Artículos de deporte, recreación y juguetes	283.840	0	0	0	0	0	283.840
402	10	02	00	Materiales y útiles de limpieza y aseo	631.543	0	0	0	0	0	631.543
402	10	03	00	Utensilios de cocina y comedor	525.040	0	0	0	0	0	525.040
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	503.566	0	0	0	0	0	503.566

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080070003 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA AVIACIÓN.

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	375.795	0	0	0	0	0	375.795
402	10	07	00	Productos de seguridad en el trabajo	671.649	0	0	0	0	0	671.649
402	10	08	00	Materiales para equipos de computación	639.778	0	0	0	0	0	639.778
402	10	09	00	Especies timbradas y valores	12.000	0	0	0	0	0	12.000
402	10	11	00	Materiales eléctricos	710.953	0	0	0	0	0	710.953
402	10	12	00	Materiales para instalaciones sanitarias	282.738	0	0	0	0	0	282.738
402	10	13	00	Materiales fotográficos	19.500	0	0	0	0	0	19.500
403	**00**	**00**	**00**	**Servicios no personales**	**17.667.772**	**0**	**0**	**0**	**0**	0	**17.667.772**
403	03	00	00	Derechos sobre bienes intangibles	142.926	0	0	0	0	0	142.926
403	03	03	00	Paquetes y programas de computación	142.926	0	0	0	0	0	142.926
403	04	00	00	Servicios básicos	126.000	0	0	0	0	0	126.000
403	04	05	00	Servicio de comunicaciones	126.000	0	0	0	0	0	126.000
403	06	00	00	Servicios de transporte y almacenaje	204.000	0	0	0	0	0	204.000
403	06	01	00	Fletes y embalajes	105.000	0	0	0	0	0	105.000
403	06	03	00	Estacionamiento	99.000	0	0	0	0	0	99.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	95.000	0	0	0	0	0	95.000
403	07	02	00	Imprenta y reproducción	95.000	0	0	0	0	0	95.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	552.066	0	0	0	0	0	552.066
403	08	01	00	Primas y gastos de seguros	550.000	0	0	0	0	0	550.000
403	08	02	00	Comisiones y gastos bancarios	2.066	0	0	0	0	0	2.066
403	09	00	00	Viáticos y pasajes	2.500.592	0	0	0	0	0	2.500.592
403	09	01	00	Viáticos y pasajes dentro del país	2.500.592	0	0	0	0	0	2.500.592
403	10	00	00	Servicios profesionales y técnicos	436.910	0	0	0	0	0	436.910
403	10	01	00	Servicios jurídicos	115.000	0	0	0	0	0	115.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080070003 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA AVIACIÓN.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	03	00	Servicios de procesamiento de datos	130.910	0	0	0	0	0	130.910
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	6.000	0	0	0	0	0	6.000
403	10	07	00	Servicios de capacitación y adiestramiento	167.750	0	0	0	0	0	167.750
403	10	09	00	Servicios de lavandería y tintorería	17.250	0	0	0	0	0	17.250
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.311.752	0	0	0	0	0	3.311.752
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	136.630	0	0	0	0	0	136.630
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.436.240	0	0	0	0	0	1.436.240
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	65.200	0	0	0	0	0	65.200
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	623.182	0	0	0	0	0	623.182
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.050.500	0	0	0	0	0	1.050.500
403	12	00	00	Conservación y reparaciones menores de obras	3.808.144	0	0	0	0	0	3.808.144
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.808.144	0	0	0	0	0	3.808.144
403	15	00	00	Servicios fiscales	894.290	0	0	0	0	0	894.290
403	15	01	00	Derechos de importación y servicios aduaneros	894.290	0	0	0	0	0	894.290
403	16	00	00	Servicios de diversión, esparcimiento y culturales	369.651	0	0	0	0	0	369.651
403	16	01	00	Servicios de diversión, esparcimiento y culturales	369.651	0	0	0	0	0	369.651
403	18	00	00	Impuestos indirectos	4.846.382	0	0	0	0	0	4.846.382
403	18	01	00	Impuesto al valor agregado	4.498.326	0	0	0	0	0	4.498.326
403	18	99	00	Otros impuestos indirectos	348.056	0	0	0	0	0	348.056
403	99	00	00	Otros servicios no personales	380.059	0	0	0	0	0	380.059
403	99	01	00	Otros servicios no personales	380.059	0	0	0	0	0	380.059
404	**00**	**00**	**00**	**Activos reales**	**3.284.000**	**0**	**0**	**0**	**0**	0	**3.284.000**
404	01	00	00	Repuestos y reparaciones mayores	500.000	0	0	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080070003 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA AVIACIÓN.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	00	Reparaciones mayores de maquinaria y equipos	500.000	0	0	0	0	0	500.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	500.000	0	0	0	0	0	500.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	1.500.000	0	0	0	0	0	1.500.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	1.500.000	0	0	0	0	0	1.500.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	500.000	0	0	0	0	0	500.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	500.000	0	0	0	0	0	500.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	344.000	0	0	0	0	0	344.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	344.000	0	0	0	0	0	344.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	440.000	0	0	0	0	0	440.000
404	09	03	00	Mobiliario y equipos de alojamiento	440.000	0	0	0	0	0	440.000
				Totales	**52.389.818**	**0**	**0**	**0**	**0**	0	**52.389.818**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080070004 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA GUARDIA NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 48

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA GUARDIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**65.513.503**	**0**	**0**	**0**	**0**	0	**65.513.503**
402	01	00	00	Productos alimenticios y agropecuarios	264.938	0	0	0	0	0	264.938
402	01	01	00	Alimentos y bebidas para personas	264.938	0	0	0	0	0	264.938
402	03	00	00	Textiles y vestuarios	50.233.843	0	0	0	0	0	50.233.843
402	03	01	00	Textiles	5.300.000	0	0	0	0	0	5.300.000
402	03	02	00	Prendas de vestir	41.441.905	0	0	0	0	0	41.441.905
402	03	03	00	Calzados	3.491.938	0	0	0	0	0	3.491.938
402	04	00	00	Productos de cuero y caucho	2.920.000	0	0	0	0	0	2.920.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.200.000	0	0	0	0	0	1.200.000
402	04	03	00	Cauchos y tripas para vehículos	1.720.000	0	0	0	0	0	1.720.000
402	05	00	00	Productos de papel, cartón e impresos	419.000	0	0	0	0	0	419.000
402	05	02	00	Envases y cajas de papel y cartón	75.000	0	0	0	0	0	75.000
402	05	03	00	Productos de papel y cartón para oficina	230.000	0	0	0	0	0	230.000
402	05	04	00	Libros, revistas y periódicos	27.000	0	0	0	0	0	27.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	87.000	0	0	0	0	0	87.000
402	06	00	00	Productos químicos y derivados	681.722	0	0	0	0	0	681.722
402	06	03	00	Tintas, pinturas y colorantes	195.000	0	0	0	0	0	195.000
402	06	06	00	Combustibles y lubricantes	486.722	0	0	0	0	0	486.722
402	08	00	00	Productos metálicos	9.000.000	0	0	0	0	0	9.000.000
402	08	05	00	Materiales de orden público, seguridad y defensa	7.500.000	0	0	0	0	0	7.500.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.500.000	0	0	0	0	0	1.500.000
402	10	00	00	Productos varios y útiles diversos	1.994.000	0	0	0	0	0	1.994.000
402	10	02	00	Materiales y útiles de limpieza y aseo	130.000	0	0	0	0	0	130.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	120.000	0	0	0	0	0	120.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080070004 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA GUARDIA NACIONAL

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 48

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA GUARDIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	1.500.000	0	0	0	0	0	1.500.000
402	10	07	00	Productos de seguridad en el trabajo	57.000	0	0	0	0	0	57.000
402	10	08	00	Materiales para equipos de computación	65.000	0	0	0	0	0	65.000
402	10	11	00	Materiales eléctricos	45.000	0	0	0	0	0	45.000
402	10	12	00	Materiales para instalaciones sanitarias	77.000	0	0	0	0	0	77.000
403	**00**	**00**	**00**	**Servicios no personales**	**13.990.258**	**0**	**0**	**0**	**0**	0	**13.990.258**
403	09	00	00	Viáticos y pasajes	657.137	0	0	0	0	0	657.137
403	09	01	00	Viáticos y pasajes dentro del país	657.137	0	0	0	0	0	657.137
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.232.000	0	0	0	0	0	4.232.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	180.000	0	0	0	0	0	180.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.552.000	0	0	0	0	0	2.552.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.500.000	0	0	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	9.101.121	0	0	0	0	0	9.101.121
403	18	01	00	Impuesto al valor agregado	9.101.121	0	0	0	0	0	9.101.121
404	**00**	**00**	**00**	**Activos reales**	**6.700.000**	**0**	**0**	**0**	**0**	0	**6.700.000**
404	01	00	00	Repuestos y reparaciones mayores	2.500.000	0	0	0	0	0	2.500.000
404	01	01	00	Repuestos mayores	1.500.000	0	0	0	0	0	1.500.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.500.000	0	0	0	0	0	1.500.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.000.000	0	0	0	0	0	1.000.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.200.000	0	0	0	0	0	4.200.000
404	09	01	00	Mobiliario y equipos de oficina	1.000.000	0	0	0	0	0	1.000.000
404	09	02	00	Equipos de computación	1.700.000	0	0	0	0	0	1.700.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.500.000	0	0	0	0	0	1.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080070004 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS DEL COMANDO LOGÍSTICO DE LA GUARDIA NACIONAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 48

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO DE LA GUARDIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**86.203.761**	**0**	**0**	**0**	**0**	0	**86.203.761**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080070005 MANTENER LOS EQUIPOS Y MATERIALES DE COMUNICACIONES A NIVEL DEL TERRITORIO NACIONAL, DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN GENERAL

UNIDAD DE MEDIDA: *MANTENIMIENTO* **META:** 300

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COMUNICACIONES DE LA FANB. (DICOFAN)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.122.147**	**0**	**0**	**0**	**0**	**0**	**2.122.147**
402	01	00	00	Productos alimenticios y agropecuarios	8.703	0	0	0	0	0	8.703
402	01	01	00	Alimentos y bebidas para personas	8.703	0	0	0	0	0	8.703
402	02	00	00	Productos de minas, canteras y yacimientos	6.080	0	0	0	0	0	6.080
402	02	05	00	Piedra, arcilla, arena y tierra	6.080	0	0	0	0	0	6.080
402	03	00	00	Textiles y vestuarios	71.600	0	0	0	0	0	71.600
402	03	02	00	Prendas de vestir	71.600	0	0	0	0	0	71.600
402	04	00	00	Productos de cuero y caucho	322.764	0	0	0	0	0	322.764
402	04	03	00	Cauchos y tripas para vehículos	322.764	0	0	0	0	0	322.764
402	05	00	00	Productos de papel, cartón e impresos	558.654	0	0	0	0	0	558.654
402	05	01	00	Pulpa de madera, papel y cartón	157.934	0	0	0	0	0	157.934
402	05	02	00	Envases y cajas de papel y cartón	3.326	0	0	0	0	0	3.326
402	05	03	00	Productos de papel y cartón para oficina	396.640	0	0	0	0	0	396.640
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	754	0	0	0	0	0	754
402	06	00	00	Productos químicos y derivados	690.516	0	0	0	0	0	690.516
402	06	02	00	Abonos, plaguicidas y otros	5.262	0	0	0	0	0	5.262
402	06	03	00	Tintas, pinturas y colorantes	559.640	0	0	0	0	0	559.640
402	06	04	00	Productos farmacéuticos y medicamentos	4.875	0	0	0	0	0	4.875
402	06	06	00	Combustibles y lubricantes	109.474	0	0	0	0	0	109.474
402	06	08	00	Productos plásticos	11.265	0	0	0	0	0	11.265
402	07	00	00	Productos minerales no metálicos	28.819	0	0	0	0	0	28.819
402	07	02	00	Vidrios y productos de vidrio	11.913	0	0	0	0	0	11.913
402	07	03	00	Productos de arcilla para construcción	6.708	0	0	0	0	0	6.708
402	07	04	00	Cemento, cal y yeso	10.198	0	0	0	0	0	10.198

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080070005 MANTENER LOS EQUIPOS Y MATERIALES DE COMUNICACIONES A NIVEL DEL TERRITORIO NACIONAL, DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN GENERAL

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 300

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COMUNICACIONES DE LA FANB. (DICOFAN)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	209.606	0	0	0	0	0	209.606
402	08	01	00	Productos primarios de hierro y acero	8.646	0	0	0	0	0	8.646
402	08	02	00	Productos de metales no ferrosos	2.538	0	0	0	0	0	2.538
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	69.212	0	0	0	0	0	69.212
402	08	04	00	Productos metálicos estructurales	12.257	0	0	0	0	0	12.257
402	08	09	00	Repuestos y accesorios para equipos de transporte	61.079	0	0	0	0	0	61.079
402	08	10	00	Repuestos y accesorios para otros equipos	55.874	0	0	0	0	0	55.874
402	09	00	00	Productos de madera	10.072	0	0	0	0	0	10.072
402	09	01	00	Productos primarios de madera	3.974	0	0	0	0	0	3.974
402	09	02	00	Muebles y accesorios de madera para edificaciones	6.098	0	0	0	0	0	6.098
402	10	00	00	Productos varios y útiles diversos	215.333	0	0	0	0	0	215.333
402	10	01	00	Artículos de deporte, recreación y juguetes	11.151	0	0	0	0	0	11.151
402	10	02	00	Materiales y útiles de limpieza y aseo	103.810	0	0	0	0	0	103.810
402	10	03	00	Utensilios de cocina y comedor	3.556	0	0	0	0	0	3.556
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.724	0	0	0	0	0	5.724
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	22.012	0	0	0	0	0	22.012
402	10	06	00	Condecoraciones, ofrendas y similares	2.447	0	0	0	0	0	2.447
402	10	07	00	Productos de seguridad en el trabajo	11.508	0	0	0	0	0	11.508
402	10	08	00	Materiales para equipos de computación	32.298	0	0	0	0	0	32.298
402	10	11	00	Materiales eléctricos	19.229	0	0	0	0	0	19.229
402	10	12	00	Materiales para instalaciones sanitarias	3.598	0	0	0	0	0	3.598
403	**00**	**00**	**00**	**Servicios no personales**	**2.253.753**	**0**	**0**	**0**	**0**	0	**2.253.753**
403	04	00	00	Servicios básicos	979	0	0	0	0	0	979
403	04	02	00	Gas	979	0	0	0	0	0	979

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080070005 MANTENER LOS EQUIPOS Y MATERIALES DE COMUNICACIONES A NIVEL DEL TERRITORIO NACIONAL, DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN GENERAL

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 300

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COMUNICACIONES DE LA FANB. (DICOFAN)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.651	0	0	0	0	0	4.651
403	07	02	00	Imprenta y reproducción	4.651	0	0	0	0	0	4.651
403	09	00	00	Viáticos y pasajes	705.580	0	0	0	0	0	705.580
403	09	01	00	Viáticos y pasajes dentro del país	705.580	0	0	0	0	0	705.580
403	10	00	00	Servicios profesionales y técnicos	45.262	0	0	0	0	0	45.262
403	10	07	00	Servicios de capacitación y adiestramiento	44.541	0	0	0	0	0	44.541
403	10	09	00	Servicios de lavandería y tintorería	721	0	0	0	0	0	721
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	752.598	0	0	0	0	0	752.598
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	152.121	0	0	0	0	0	152.121
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	68.739	0	0	0	0	0	68.739
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	481.278	0	0	0	0	0	481.278
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	1.288	0	0	0	0	0	1.288
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	47.716	0	0	0	0	0	47.716
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.456	0	0	0	0	0	1.456
403	12	00	00	Conservación y reparaciones menores de obras	146.848	0	0	0	0	0	146.848
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	146.848	0	0	0	0	0	146.848
403	18	00	00	Impuestos indirectos	593.765	0	0	0	0	0	593.765
403	18	01	00	Impuesto al valor agregado	593.765	0	0	0	0	0	593.765
403	99	00	00	Otros servicios no personales	4.070	0	0	0	0	0	4.070
403	99	01	00	Otros servicios no personales	4.070	0	0	0	0	0	4.070
404	**00**	**00**	**00**	**Activos reales**	**2.135.845**	**0**	**0**	**0**	**0**	0	**2.135.845**
404	01	00	00	Repuestos y reparaciones mayores	538.517	0	0	0	0	0	538.517
404	01	01	00	Repuestos mayores	538.517	0	0	0	0	0	538.517

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080070005 MANTENER LOS EQUIPOS Y MATERIALES DE COMUNICACIONES A NIVEL DEL TERRITORIO NACIONAL, DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y DE LA POBLACIÓN GENERAL

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 300

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COMUNICACIONES DE LA FANB. (DICOFAN)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	538.517	0	0	0	0	0	538.517
404	05	00	00	Equipos de comunicaciones y de señalamiento	904.053	0	0	0	0	0	904.053
404	05	01	00	Equipos de telecomunicaciones	904.053	0	0	0	0	0	904.053
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	693.275	0	0	0	0	0	693.275
404	09	01	00	Mobiliario y equipos de oficina	492.897	0	0	0	0	0	492.897
404	09	02	00	Equipos de computación	200.378	0	0	0	0	0	200.378
				Totales	**6.511.745**	**0**	**0**	**0**	**0**	0	**6.511.745**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080070006 DESARROLLAR Y EJECUTAR ACTIVIDADES LOGÍSTICAS, MANTENIMIENTO Y ADQUISICIONES DE LOS SISTEMAS OPERACIONALES .

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 48

RESPONSABLE/EJECUTOR: COMANDO DE DEFENSA AEREOESPACIAL INTEGRAL (CODAI)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.610.987**	**0**	**0**	**0**	**0**	0	**3.610.987**
402	01	00	00	Productos alimenticios y agropecuarios	110.000	0	0	0	0	0	110.000
402	01	01	00	Alimentos y bebidas para personas	110.000	0	0	0	0	0	110.000
402	04	00	00	Productos de cuero y caucho	1.114.929	0	0	0	0	0	1.114.929
402	04	03	00	Cauchos y tripas para vehiculos	1.114.929	0	0	0	0	0	1.114.929
402	05	00	00	Productos de papel, cartón e impresos	326.058	0	0	0	0	0	326.058
402	05	01	00	Pulpa de madera, papel y cartón	105.000	0	0	0	0	0	105.000
402	05	03	00	Productos de papel y cartón para oficina	105.000	0	0	0	0	0	105.000
402	05	04	00	Libros, revistas y periódicos	2.000	0	0	0	0	0	2.000
402	05	06	00	Productos de papel y cartón para computación	55.058	0	0	0	0	0	55.058
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	59.000	0	0	0	0	0	59.000
402	06	00	00	Productos químicos y derivados	220.000	0	0	0	0	0	220.000
402	06	03	00	Tintas, pinturas y colorantes	120.000	0	0	0	0	0	120.000
402	06	06	00	Combustibles y lubricantes	100.000	0	0	0	0	0	100.000
402	08	00	00	Productos metálicos	1.609.000	0	0	0	0	0	1.609.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.000.000	0	0	0	0	0	1.000.000
402	08	10	00	Repuestos y accesorios para otros equipos	609.000	0	0	0	0	0	609.000
402	10	00	00	Productos varios y útiles diversos	231.000	0	0	0	0	0	231.000
402	10	01	00	Artículos de deporte, recreación y juguetes	5.000	0	0	0	0	0	5.000
402	10	02	00	Materiales y útiles de limpieza y aseo	128.000	0	0	0	0	0	128.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	23.000	0	0	0	0	0	23.000
402	10	06	00	Condecoraciones, ofrendas y similares	5.000	0	0	0	0	0	5.000
402	10	07	00	Productos de seguridad en el trabajo	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080070006 DESARROLLAR Y EJECUTAR ACTIVIDADES LOGÍSTICAS, MANTENIMIENTO Y ADQUISICIONES DE LOS SISTEMAS OPERACIONALES .

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 48

RESPONSABLE/EJECUTOR: COMANDO DE DEFENSA AEREOESPACIAL INTEGRAL (CODAI)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	20.000	0	0	0	0	0	20.000
402	10	12	00	Materiales para instalaciones sanitarias	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.572.455**	**0**	**0**	**0**	**0**	0	**3.572.455**
403	09	00	00	Viáticos y pasajes	497.000	0	0	0	0	0	497.000
403	09	01	00	Viáticos y pasajes dentro del país	497.000	0	0	0	0	0	497.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.359.665	0	0	0	0	0	1.359.665
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	195.000	0	0	0	0	0	195.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	900.665	0	0	0	0	0	900.665
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	71.000	0	0	0	0	0	71.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	85.000	0	0	0	0	0	85.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	108.000	0	0	0	0	0	108.000
403	12	00	00	Conservación y reparaciones menores de obras	429.000	0	0	0	0	0	429.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	429.000	0	0	0	0	0	429.000
403	18	00	00	Impuestos indirectos	1.286.790	0	0	0	0	0	1.286.790
403	18	01	00	Impuesto al valor agregado	1.286.790	0	0	0	0	0	1.286.790
404	**00**	**00**	**00**	**Activos reales**	**5.335.600**	**0**	**0**	**0**	**0**	0	**5.335.600**
404	01	00	00	Repuestos y reparaciones mayores	4.616.100	0	0	0	0	0	4.616.100
404	01	01	00	Repuestos mayores	1.394.100	0	0	0	0	0	1.394.100
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	1.394.100	0	0	0	0	0	1.394.100
404	01	02	00	Reparaciones mayores de maquinaria y equipos	3.222.000	0	0	0	0	0	3.222.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.200.000	0	0	0	0	0	1.200.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	1.939.500	0	0	0	0	0	1.939.500
404	01	02	06	Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional	82.500	0	0	0	0	0	82.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080070006 DESARROLLAR Y EJECUTAR ACTIVIDADES LOGÍSTICAS, MANTENIMIENTO Y ADQUISICIONES DE LOS SISTEMAS OPERACIONALES .

UNIDAD DE MEDIDA: MANTENIMIENTO **META:** 48

RESPONSABLE/EJECUTOR: COMANDO DE DEFENSA AEREOESPACIAL INTEGRAL (CODAI)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	310.000	0	0	0	0	0	310.000
404	05	01	00	Equipos de telecomunicaciones	310.000	0	0	0	0	0	310.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	409.500	0	0	0	0	0	409.500
404	09	01	00	Mobiliario y equipos de oficina	259.500	0	0	0	0	0	259.500
404	09	02	00	Equipos de computación	150.000	0	0	0	0	0	150.000
				Totales	**12.519.042**	**0**	**0**	**0**	**0**	0	**12.519.042**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080070007 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES ADMINISTRATIVAS PARA GARANTIZAR EL BUEN FUNCIONAMIENTO DEL COMANDO LOGÍSTICO OPERACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**42.313.693**	**0**	**0**	**0**	**0**	0	**42.313.693**
402	01	00	00	Productos alimenticios y agropecuarios	2.500.000	0	0	0	0	0	2.500.000
402	01	01	00	Alimentos y bebidas para personas	2.500.000	0	0	0	0	0	2.500.000
402	03	00	00	Textiles y vestuarios	5.999.433	0	0	0	0	0	5.999.433
402	03	02	00	Prendas de vestir	5.999.433	0	0	0	0	0	5.999.433
402	04	00	00	Productos de cuero y caucho	18.629.260	0	0	0	0	0	18.629.260
402	04	03	00	Cauchos y tripas para vehículos	18.629.260	0	0	0	0	0	18.629.260
402	05	00	00	Productos de papel, cartón e impresos	250.000	0	0	0	0	0	250.000
402	05	01	00	Pulpa de madera, papel y cartón	15.000	0	0	0	0	0	15.000
402	05	02	00	Envases y cajas de papel y cartón	25.000	0	0	0	0	0	25.000
402	05	03	00	Productos de papel y cartón para oficina	160.000	0	0	0	0	0	160.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	1.650.000	0	0	0	0	0	1.650.000
402	06	03	00	Tintas, pinturas y colorantes	1.500.000	0	0	0	0	0	1.500.000
402	06	06	00	Combustibles y lubricantes	150.000	0	0	0	0	0	150.000
402	08	00	00	Productos metálicos	10.275.000	0	0	0	0	0	10.275.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	250.000	0	0	0	0	0	250.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.000.000	0	0	0	0	0	10.000.000
402	08	10	00	Repuestos y accesorios para otros equipos	25.000	0	0	0	0	0	25.000
402	09	00	00	Productos de madera	1.500.000	0	0	0	0	0	1.500.000
402	09	01	00	Productos primarios de madera	1.500.000	0	0	0	0	0	1.500.000
402	10	00	00	Productos varios y útiles diversos	1.510.000	0	0	0	0	0	1.510.000
402	10	02	00	Materiales y útiles de limpieza y aseo	250.000	0	0	0	0	0	250.000
402	10	03	00	Utensilios de cocina y comedor	600.000	0	0	0	0	0	600.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080070007 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES ADMINISTRATIVAS PARA GARANTIZAR EL BUEN FUNCIONAMIENTO DEL COMANDO LOGÍSTICO OPERACIONAL

UNIDAD DE MEDIDA: *ACTIVIDAD ADMINISTRATIVA* **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	450.000	0	0	0	0	0	450.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	0	15.000
402	10	07	00	Productos de seguridad en el trabajo	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	125.000	0	0	0	0	0	125.000
402	10	11	00	Materiales eléctricos	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**14.835.567**	**0**	**0**	**0**	**0**	0	**14.835.567**
403	09	00	00	Viáticos y pasajes	515.000	0	0	0	0	0	515.000
403	09	01	00	Viáticos y pasajes dentro del país	515.000	0	0	0	0	0	515.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.400.000	0	0	0	0	0	2.400.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	500.000	0	0	0	0	0	500.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.400.000	0	0	0	0	0	1.400.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	500.000	0	0	0	0	0	500.000
403	18	00	00	Impuestos indirectos	10.820.567	0	0	0	0	0	10.820.567
403	18	01	00	Impuesto al valor agregado	10.820.567	0	0	0	0	0	10.820.567
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	100.000	0	0	0	0	0	100.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	100.000	0	0	0	0	0	100.000
403	99	00	00	Otros servicios no personales	1.000.000	0	0	0	0	0	1.000.000
403	99	01	00	Otros servicios no personales	1.000.000	0	0	0	0	0	1.000.000
404	**00**	**00**	**00**	**Activos reales**	**53.165.370**	**0**	**0**	**0**	**0**	0	**53.165.370**
404	01	00	00	Repuestos y reparaciones mayores	18.865.370	0	0	0	0	0	18.865.370
404	01	01	00	Repuestos mayores	13.185.370	0	0	0	0	0	13.185.370
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	7.485.370	0	0	0	0	0	7.485.370
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	4.700.000	0	0	0	0	0	4.700.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	1.000.000	0	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080070007 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES ADMINISTRATIVAS PARA GARANTIZAR EL BUEN FUNCIONAMIENTO DEL COMANDO LOGÍSTICO OPERACIONAL

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 12

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	00	Reparaciones mayores de maquinaria y equipos	5.680.000	0	0	0	0	0	5.680.000
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	3.500.000	0	0	0	0	0	3.500.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	2.180.000	0	0	0	0	0	2.180.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	5.300.000	0	0	0	0	0	5.300.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	2.500.000	0	0	0	0	0	2.500.000
404	03	05	00	Maquinaria y equipos industriales y de taller	1.500.000	0	0	0	0	0	1.500.000
404	03	06	00	Maquinaria y equipos de energía	1.300.000	0	0	0	0	0	1.300.000
404	04	00	00	Equipos de transporte, tracción y elevación	24.000.000	0	0	0	0	0	24.000.000
404	04	01	00	Vehículos automotores terrestres	20.000.000	0	0	0	0	0	20.000.000
404	04	03	00	Equipos marítimos de transporte	2.000.000	0	0	0	0	0	2.000.000
404	04	06	00	Equipos auxiliares de transporte	2.000.000	0	0	0	0	0	2.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.200.000	0	0	0	0	0	4.200.000
404	09	01	00	Mobiliario y equipos de oficina	500.000	0	0	0	0	0	500.000
404	09	02	00	Equipos de computación	1.200.000	0	0	0	0	0	1.200.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.500.000	0	0	0	0	0	1.500.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	0	1.000.000
404	12	00	00	Activos intangibles	800.000	0	0	0	0	0	800.000
404	12	04	00	Paquetes y programas de computación	800.000	0	0	0	0	0	800.000
				Totales	**110.314.630**	**0**	**0**	**0**	**0**	0	**110.314.630**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113812 080070000 PROVEER EL SOPORTE DE ACTIVIDADES LOGÍSTICAS QUE PERMITAN LA OPERATIVIDAD DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR A LA FUERZA ARMADA NACIONAL BOLIVARIANA PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL BOLIVARIANA

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 148

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080070008 PLANIFICAR Y EJECUTAR LAS ACTIVIDADES LOGÍSTICAS PARA MANTENER DE MANERA EFECTIVAS LAS RESERVAS ESTRATÉGICAS DE LA FAN

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 4

RESPONSABLE/EJECUTOR: COMANDO LOGÍSTICO OPERACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.500.000**	**0**	**0**	**0**	**0**	0	**11.500.000**
402	01	00	00	Productos alimenticios y agropecuarios	3.000.000	0	0	0	0	0	3.000.000
402	01	01	00	Alimentos y bebidas para personas	3.000.000	0	0	0	0	0	3.000.000
402	04	00	00	Productos de cuero y caucho	6.000.000	0	0	0	0	0	6.000.000
402	04	03	00	Cauchos y tripas para vehículos	6.000.000	0	0	0	0	0	6.000.000
402	08	00	00	Productos metálicos	2.500.000	0	0	0	0	0	2.500.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.500.000	0	0	0	0	0	2.500.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.659.920**	**0**	**0**	**0**	**0**	0	**2.659.920**
403	18	00	00	Impuestos indirectos	2.659.920	0	0	0	0	0	2.659.920
403	18	01	00	Impuesto al valor agregado	2.659.920	0	0	0	0	0	2.659.920
404	**00**	**00**	**00**	**Activos reales**	**7.848.765**	**0**	**0**	**0**	**0**	0	**7.848.765**
404	01	00	00	Repuestos y reparaciones mayores	7.848.765	0	0	0	0	0	7.848.765
404	01	01	00	Repuestos mayores	7.848.765	0	0	0	0	0	7.848.765
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	7.848.765	0	0	0	0	0	7.848.765
				Totales	**22.008.685**	**0**	**0**	**0**	**0**	0	**22.008.685**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114996 080077000 EJERCER EL CONTROL, LA VIGILANCIA Y LA FISCALIZACIÓN DE LOS INGRESOS, GASTOS Y BIENES PÚBLICOS AFECTOS AL SECTOR DEFENSA.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE CONTROL INTERNO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y SUS ENTES ADSCRITOS, PARA GARANTIZAR LA EFECTIVA ADMINISTRACIÓN DE LOS RECURSOS Y BIENES CEDIDOS POR EL ESTADO; ASÍ COMO,LA CAPACITACIÓN Y ADIESTRAMIENTO DE LOS FUNCIONARIOS INVOLUCRADOS EN LA ADMINISTRACIÓN DEL PATRIMONIO PÚBLICO.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 305

RESPONSABLE/EJECUTOR: CONTROLARÍA GENERAL DE LA FANB **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**683.702**	**0**	**0**	**0**	**0**	**0**	**683.702**
402	01	00	00	Productos alimenticios y agropecuarios	44.000	0	0	0	0	0	44.000
402	01	01	00	Alimentos y bebidas para personas	44.000	0	0	0	0	0	44.000
402	04	00	00	Productos de cuero y caucho	30.000	0	0	0	0	0	30.000
402	04	03	00	Cauchos y tripas para vehículos	30.000	0	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	208.000	0	0	0	0	0	208.000
402	05	01	00	Pulpa de madera, papel y cartón	14.478	0	0	0	0	0	14.478
402	05	03	00	Productos de papel y cartón para oficina	183.522	0	0	0	0	0	183.522
402	05	06	00	Productos de papel y cartón para computación	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	9.420	0	0	0	0	0	9.420
402	06	03	00	Tintas, pinturas y colorantes	4.420	0	0	0	0	0	4.420
402	06	06	00	Combustibles y lubricantes	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	16.500	0	0	0	0	0	16.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.500	0	0	0	0	0	1.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	375.782	0	0	0	0	0	375.782
402	10	02	00	Materiales y útiles de limpieza y aseo	22.000	0	0	0	0	0	22.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	130.000	0	0	0	0	0	130.000
402	10	08	00	Materiales para equipos de computación	200.000	0	0	0	0	0	200.000
402	10	11	00	Materiales eléctricos	15.700	0	0	0	0	0	15.700
402	10	12	00	Materiales para instalaciones sanitarias	8.082	0	0	0	0	0	8.082
403	**00**	**00**	**00**	**Servicios no personales**	**910.443**	**0**	**0**	**0**	**0**	**0**	**910.443**
403	09	00	00	Viáticos y pasajes	560.040	0	0	0	0	0	560.040
403	09	01	00	Viáticos y pasajes dentro del país	538.441	0	0	0	0	0	538.441
403	09	02	00	Viáticos y pasajes fuera del país	21.599	0	0	0	0	0	21.599
403	10	00	00	Servicios profesionales y técnicos	60.000	0	0	0	0	0	60.000
403	10	07	00	Servicios de capacitación y adiestramiento	60.000	0	0	0	0	0	60.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	140.000	0	0	0	0	0	140.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114996 080077000 EJERCER EL CONTROL, LA VIGILANCIA Y LA FISCALIZACIÓN DE LOS INGRESOS, GASTOS Y BIENES PÚBLICOS AFECTOS AL SECTOR DEFENSA.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE CONTROL INTERNO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y SUS ENTES ADSCRITOS, PARA GARANTIZAR LA EFECTIVA ADMINISTRACIÓN DE LOS RECURSOS Y BIENES CEDIDOS POR EL ESTADO; ASÍ COMO,LA CAPACITACIÓN Y ADIESTRAMIENTO DE LOS FUNCIONARIOS INVOLUCRADOS EN LA ADMINISTRACIÓN DEL PATRIMONIO PÚBLICO.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 305

RESPONSABLE/EJECUTOR: CONTROLARÍA GENERAL DE LA FANB **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	80.000	0	0	0	0	0	80.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	0	60.000
403	15	00	00	Servicios fiscales	3.268	0	0	0	0	0	3.268
403	15	02	00	Tasas y otros derechos obligatorios	3.268	0	0	0	0	0	3.268
403	18	00	00	Impuestos indirectos	147.135	0	0	0	0	0	147.135
403	18	01	00	Impuesto al valor agregado	147.135	0	0	0	0	0	147.135
				Totales	**1.594.145**	**0**	**0**	**0**	**0**	**0**	**1.594.145**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114996 080077000 EJERCER EL CONTROL, LA VIGILANCIA Y LA FISCALIZACIÓN DE LOS INGRESOS, GASTOS Y BIENES PÚBLICOS AFECTOS AL SECTOR DEFENSA.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE CONTROL INTERNO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y SUS ENTES ADSCRITOS, PARA GARANTIZAR LA EFECTIVA ADMINISTRACIÓN DE LOS RECURSOS Y BIENES CEDIDOS POR EL ESTADO; ASÍ COMO,LA CAPACITACIÓN Y ADIESTRAMIENTO DE LOS FUNCIONARIOS INVOLUCRADOS EN LA ADMINISTRACIÓN DEL PATRIMONIO PÚBLICO.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA

META: 305

RESPONSABLE/EJECUTOR: CONTROLARÍA GENERAL DE LA FANB

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114996 080077000 EJERCER EL CONTROL, LA VIGILANCIA Y LA FISCALIZACIÓN DE LOS INGRESOS, GASTOS Y BIENES PÚBLICOS AFECTOS AL SECTOR DEFENSA.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE CONTROL INTERNO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y SUS ENTES ADSCRITOS, PARA GARANTIZAR LA EFECTIVA ADMINISTRACIÓN DE LOS RECURSOS Y BIENES CEDIDOS POR EL ESTADO; ASÍ COMO,LA CAPACITACIÓN Y ADIESTRAMIENTO DE LOS FUNCIONARIOS INVOLUCRADOS EN LA ADMINISTRACIÓN DEL PATRIMONIO PÚBLICO.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 305

RESPONSABLE/EJECUTOR: CONTROLARÍA GENERAL DE LA FANB **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080077001 DESARROLLAR LAS ACTIVIDADES ADMINISTRATIVAS REQUERIDAS PARA LA EJECUCIÓN DEL CONTROL FISCAL, A FIN DE EVALUAR EL SISTEMA DE CONTROL INTERNO DE LOS ENTES Y DEPENDENCIAS ADSCRITAS A LA FANB.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 293

RESPONSABLE/EJECUTOR: CONTROLARÍA GENERAL DE LA FANB

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**665.702**	**0**	**0**	**0**	**0**	0	**665.702**
402	01	00	00	Productos alimenticios y agropecuarios	34.000	0	0	0	0	0	34.000
402	01	01	00	Alimentos y bebidas para personas	34.000	0	0	0	0	0	34.000
402	04	00	00	Productos de cuero y caucho	30.000	0	0	0	0	0	30.000
402	04	03	00	Cauchos y tripas para vehículos	30.000	0	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	200.000	0	0	0	0	0	200.000
402	05	01	00	Pulpa de madera, papel y cartón	14.478	0	0	0	0	0	14.478
402	05	03	00	Productos de papel y cartón para oficina	175.522	0	0	0	0	0	175.522
402	05	06	00	Productos de papel y cartón para computación	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	9.420	0	0	0	0	0	9.420
402	06	03	00	Tintas, pinturas y colorantes	4.420	0	0	0	0	0	4.420
402	06	06	00	Combustibles y lubricantes	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	16.500	0	0	0	0	0	16.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.500	0	0	0	0	0	1.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	375.782	0	0	0	0	0	375.782
402	10	02	00	Materiales y útiles de limpieza y aseo	22.000	0	0	0	0	0	22.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	130.000	0	0	0	0	0	130.000
402	10	08	00	Materiales para equipos de computación	200.000	0	0	0	0	0	200.000
402	10	11	00	Materiales eléctricos	15.700	0	0	0	0	0	15.700
402	10	12	00	Materiales para instalaciones sanitarias	8.082	0	0	0	0	0	8.082
403	**00**	**00**	**00**	**Servicios no personales**	**815.656**	**0**	**0**	**0**	**0**	0	**815.656**
403	09	00	00	Viáticos y pasajes	537.880	0	0	0	0	0	537.880
403	09	01	00	Viáticos y pasajes dentro del país	516.281	0	0	0	0	0	516.281

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114996 080077000 EJERCER EL CONTROL, LA VIGILANCIA Y LA FISCALIZACIÓN DE LOS INGRESOS, GASTOS Y BIENES PÚBLICOS AFECTOS AL SECTOR DEFENSA.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE CONTROL INTERNO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y SUS ENTES ADSCRITOS, PARA GARANTIZAR LA EFECTIVA ADMINISTRACIÓN DE LOS RECURSOS Y BIENES CEDIDOS POR EL ESTADO; ASÍ COMO,LA CAPACITACIÓN Y ADIESTRAMIENTO DE LOS FUNCIONARIOS INVOLUCRADOS EN LA ADMINISTRACIÓN DEL PATRIMONIO PÚBLICO.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 305

RESPONSABLE/EJECUTOR: CONTROLARÍA GENERAL DE LA FANB **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080077001 DESARROLLAR LAS ACTIVIDADES ADMINISTRATIVAS REQUERIDAS PARA LA EJECUCIÓN DEL CONTROL FISCAL, A FIN DE EVALUAR EL SISTEMA DE CONTROL INTERNO DE LOS ENTES Y DEPENDENCIAS ADSCRITAS A LA FANB.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 293

RESPONSABLE/EJECUTOR: CONTROLARÍA GENERAL DE LA FANB

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	21.599	0	0	0	0	0	21.599
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	140.000	0	0	0	0	0	140.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	80.000	0	0	0	0	0	80.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	60.000	0	0	0	0	0	60.000
403	15	00	00	Servicios fiscales	2.660	0	0	0	0	0	2.660
403	15	02	00	Tasas y otros derechos obligatorios	2.660	0	0	0	0	0	2.660
403	18	00	00	Impuestos indirectos	135.116	0	0	0	0	0	135.116
403	18	01	00	Impuesto al valor agregado	135.116	0	0	0	0	0	135.116
				Totales	**1.481.358**	**0**	**0**	**0**	**0**	0	**1.481.358**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114996 080077000 EJERCER EL CONTROL, LA VIGILANCIA Y LA FISCALIZACIÓN DE LOS INGRESOS, GASTOS Y BIENES PÚBLICOS AFECTOS AL SECTOR DEFENSA.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE CONTROL INTERNO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA Y SUS ENTES ADSCRITOS, PARA GARANTIZAR LA EFECTIVA ADMINISTRACIÓN DE LOS RECURSOS Y BIENES CEDIDOS POR EL ESTADO; ASÍ COMO,LA CAPACITACIÓN Y ADIESTRAMIENTO DE LOS FUNCIONARIOS INVOLUCRADOS EN LA ADMINISTRACIÓN DEL PATRIMONIO PÚBLICO.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 305

RESPONSABLE/EJECUTOR: CONTROLARÍA GENERAL DE LA FANB **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080077002 COORDINAR Y EJECUTAR ACTIVIDADES DE ADIESTRAMIENTO Y CAPACITACIÓN DIRIGIDAS A LOS FUNCIONARIOS DEL SISTEMA DE CONTROL FISCAL DE LA FANB Y SUS ENTES ADSCRITOS, A FIN DE OBTENER UNA GESTIÓN ADMINISTRATIVA EFECTIVA DE ACUERDO A LA NORMATIVA LEGAL VIGENTE EN CONCORDANCIA CON NUESTRA MISIÓN INSTITUCIONAL

UNIDAD DE MEDIDA: ADIESTRAMIENTO **META:** 12

RESPONSABLE/EJECUTOR: CONTROLARÍA GENERAL DE LA FANB.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**18.000**	**0**	**0**	**0**	**0**	0	**18.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
403	**00**	**00**	**00**	**Servicios no personales**	**94.787**	**0**	**0**	**0**	**0**	0	**94.787**
403	09	00	00	Viáticos y pasajes	22.160	0	0	0	0	0	22.160
403	09	01	00	Viáticos y pasajes dentro del país	22.160	0	0	0	0	0	22.160
403	10	00	00	Servicios profesionales y técnicos	60.000	0	0	0	0	0	60.000
403	10	07	00	Servicios de capacitación y adiestramiento	60.000	0	0	0	0	0	60.000
403	15	00	00	Servicios fiscales	608	0	0	0	0	0	608
403	15	02	00	Tasas y otros derechos obligatorios	608	0	0	0	0	0	608
403	18	00	00	Impuestos indirectos	12.019	0	0	0	0	0	12.019
403	18	01	00	Impuesto al valor agregado	12.019	0	0	0	0	0	12.019
				Totales	**112.787**	**0**	**0**	**0**	**0**	0	**112.787**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113797 080078000 ORGANIZACIÓN DE LA SOCIEDAD CIVIL VENEZOLANA, PARA EL DESARROLLO, SEGURIDAD Y DEFENSA INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO Y LA INTEGRACIÓN DE CANALES EFECTIVOS PARA LA PARTICIPACIÓN POPULAR, A TRAVÉS DEL ADIESTRAMIENTO DEL PUEBLO (7.408) MILICIANOS, A FIN DE COADYUVAR CON EL DESARROLLO Y LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: PERSONA ADIESTRADA **META:** 7.408 **FEMENINO:** 4.444 **MASCULINO:** 2.964

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.057.508**	**0**	**0**	**0**	**0**	**0**	**8.057.508**
402	01	00	00	Productos alimenticios y agropecuarios	1.427.411	0	0	0	0	0	1.427.411
402	01	01	00	Alimentos y bebidas para personas	1.427.411	0	0	0	0	0	1.427.411
402	03	00	00	Textiles y vestuarios	779.821	0	0	0	0	0	779.821
402	03	01	00	Textiles	335.000	0	0	0	0	0	335.000
402	03	02	00	Prendas de vestir	336.000	0	0	0	0	0	336.000
402	03	03	00	Calzados	108.821	0	0	0	0	0	108.821
402	04	00	00	Productos de cuero y caucho	285.704	0	0	0	0	0	285.704
402	04	03	00	Cauchos y tripas para vehículos	285.704	0	0	0	0	0	285.704
402	05	00	00	Productos de papel, cartón e impresos	1.558.792	0	0	0	0	0	1.558.792
402	05	01	00	Pulpa de madera, papel y cartón	281.908	0	0	0	0	0	281.908
402	05	03	00	Productos de papel y cartón para oficina	838.263	0	0	0	0	0	838.263
402	05	04	00	Libros, revistas y periódicos	26.014	0	0	0	0	0	26.014
402	05	05	00	Material de enseñanza	183.263	0	0	0	0	0	183.263
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	229.344	0	0	0	0	0	229.344
402	06	00	00	Productos químicos y derivados	728.364	0	0	0	0	0	728.364
402	06	03	00	Tintas, pinturas y colorantes	231.038	0	0	0	0	0	231.038
402	06	04	00	Productos farmacéuticos y medicamentos	13.165	0	0	0	0	0	13.165
402	06	06	00	Combustibles y lubricantes	289.590	0	0	0	0	0	289.590
402	06	08	00	Productos plásticos	194.571	0	0	0	0	0	194.571
402	08	00	00	Productos metálicos	562.291	0	0	0	0	0	562.291
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	281.000	0	0	0	0	0	281.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	281.291	0	0	0	0	0	281.291
402	10	00	00	Productos varios y útiles diversos	2.715.125	0	0	0	0	0	2.715.125
402	10	02	00	Materiales y útiles de limpieza y aseo	780.279	0	0	0	0	0	780.279
402	10	03	00	Utensilios de cocina y comedor	280.278	0	0	0	0	0	280.278
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	484.025	0	0	0	0	0	484.025
402	10	06	00	Condecoraciones, ofrendas y similares	146.719	0	0	0	0	0	146.719
402	10	08	00	Materiales para equipos de computación	339.000	0	0	0	0	0	339.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113797 080078000 ORGANIZACIÓN DE LA SOCIEDAD CIVIL VENEZOLANA, PARA EL DESARROLLO, SEGURIDAD Y DEFENSA INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO Y LA INTEGRACIÓN DE CANALES EFECTIVOS PARA LA PARTICIPACIÓN POPULAR, A TRAVÉS DEL ADIESTRAMIENTO DEL PUEBLO (7.408) MILICIANOS, A FIN DE COADYUVAR CON EL DESARROLLO Y LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: PERSONA ADIESTRADA **META:** 7.408 **FEMENINO:** 4.444 **MASCULINO:** 2.964

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	390.250	0	0	0	0	0	390.250
402	10	12	00	Materiales para instalaciones sanitarias	162.967	0	0	0	0	0	162.967
402	10	13	00	Materiales fotográficos	131.607	0	0	0	0	0	131.607
403	**00**	**00**	**00**	**Servicios no personales**	**7.024.436**	**0**	**0**	**0**	**0**	**0**	**7.024.436**
403	06	00	00	Servicios de transporte y almacenaje	98.250	0	0	0	0	0	98.250
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	98.250	0	0	0	0	0	98.250
403	07	00	00	Servicios de información, impresión y relaciones públicas	352.590	0	0	0	0	0	352.590
403	07	02	00	Imprenta y reproducción	339.000	0	0	0	0	0	339.000
403	07	04	00	Avisos	13.590	0	0	0	0	0	13.590
403	09	00	00	Viáticos y pasajes	1.996.911	0	0	0	0	0	1.996.911
403	09	01	00	Viáticos y pasajes dentro del país	1.996.911	0	0	0	0	0	1.996.911
403	10	00	00	Servicios profesionales y técnicos	1.850.000	0	0	0	0	0	1.850.000
403	10	07	00	Servicios de capacitación y adiestramiento	250.000	0	0	0	0	0	250.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.600.000	0	0	0	0	0	1.600.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	918.954	0	0	0	0	0	918.954
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	618.954	0	0	0	0	0	618.954
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
403	12	00	00	Conservación y reparaciones menores de obras	335.000	0	0	0	0	0	335.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	335.000	0	0	0	0	0	335.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	120.000	0	0	0	0	0	120.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	120.000	0	0	0	0	0	120.000
403	18	00	00	Impuestos indirectos	1.352.731	0	0	0	0	0	1.352.731
403	18	01	00	Impuesto al valor agregado	1.352.731	0	0	0	0	0	1.352.731
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
404	04	00	00	Equipos de transporte, tracción y elevación	232.929	0	0	0	0	0	232.929
404	04	01	00	Vehículos automotores terrestres	232.929	0	0	0	0	0	232.929
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	767.071	0	0	0	0	0	767.071
404	09	01	00	Mobiliario y equipos de oficina	217.071	0	0	0	0	0	217.071

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113797 080078000 ORGANIZACIÓN DE LA SOCIEDAD CIVIL VENEZOLANA, PARA EL DESARROLLO, SEGURIDAD Y DEFENSA INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO Y LA INTEGRACIÓN DE CANALES EFECTIVOS PARA LA PARTICIPACIÓN POPULAR, A TRAVÉS DEL ADIESTRAMIENTO DEL PUEBLO (7.408) MILICIANOS, A FIN DE COADYUVAR CON EL DESARROLLO Y LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: PERSONA ADIESTRADA **META:** 7.408 **FEMENINO:** 4.444 **MASCULINO:** 2.964

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	275.000	0	0	0	0	0	275.000
404	09	03	00	Mobiliario y equipos de alojamiento	275.000	0	0	0	0	0	275.000
				Totales	**16.081.944**	**0**	**0**	**0**	**0**	**0**	**16.081.944**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113797 080078000 ORGANIZACIÓN DE LA SOCIEDAD CIVIL VENEZOLANA, PARA EL DESARROLLO, SEGURIDAD Y DEFENSA INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO Y LA INTEGRACIÓN DE CANALES EFECTIVOS PARA LA PARTICIPACIÓN POPULAR, A TRAVÉS DEL ADIESTRAMIENTO DEL PUEBLO (7.408) MILICIANOS, A FIN DE COADYUVAR CON EL DESARROLLO Y LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: PERSONA ADIESTRADA **META:** 7.408 **FEMENINO:** 4.444 **MASCULINO:** 2.964

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113797 080078000 ORGANIZACIÓN DE LA SOCIEDAD CIVIL VENEZOLANA, PARA EL DESARROLLO, SEGURIDAD Y DEFENSA INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO Y LA INTEGRACIÓN DE CANALES EFECTIVOS PARA LA PARTICIPACIÓN POPULAR, A TRAVÉS DEL ADIESTRAMIENTO DEL PUEBLO (7.408) MILICIANOS, A FIN DE COADYUVAR CON EL DESARROLLO Y LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: PERSONA ADIESTRADA **META:** 7.408 **FEMENINO:** 4.444 **MASCULINO:** 2.964

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080078001 PLANEAR, COORDINAR, MEDIR Y CONTROLAR SISTEMATICAMENTE LAS ACTIVIDADES DEL COMANDO GENERAL DE LA MILICIA BOLIVARIANA QUE COADYUVAN AL DESARROLLO Y LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: TRÁMITE ADMINISTRATIVO **META:** 8

RESPONSABLE/EJECUTOR: COMANDO GENERAL DE LA MILICIA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.619.261**	**0**	**0**	**0**	**0**	0	**5.619.261**
402	01	00	00	Productos alimenticios y agropecuarios	339.000	0	0	0	0	0	339.000
402	01	01	00	Alimentos y bebidas para personas	339.000	0	0	0	0	0	339.000
402	03	00	00	Textiles y vestuarios	779.821	0	0	0	0	0	779.821
402	03	01	00	Textiles	335.000	0	0	0	0	0	335.000
402	03	02	00	Prendas de vestir	336.000	0	0	0	0	0	336.000
402	03	03	00	Calzados	108.821	0	0	0	0	0	108.821
402	04	00	00	Productos de cuero y caucho	285.704	0	0	0	0	0	285.704
402	04	03	00	Cauchos y tripas para vehículos	285.704	0	0	0	0	0	285.704
402	05	00	00	Productos de papel, cartón e impresos	1.058.727	0	0	0	0	0	1.058.727
402	05	01	00	Pulpa de madera, papel y cartón	281.908	0	0	0	0	0	281.908
402	05	03	00	Productos de papel y cartón para oficina	338.198	0	0	0	0	0	338.198
402	05	04	00	Libros, revistas y periódicos	26.014	0	0	0	0	0	26.014
402	05	05	00	Material de enseñanza	183.263	0	0	0	0	0	183.263
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	229.344	0	0	0	0	0	229.344
402	06	00	00	Productos químicos y derivados	540.439	0	0	0	0	0	540.439
402	06	03	00	Tintas, pinturas y colorantes	166.593	0	0	0	0	0	166.593
402	06	04	00	Productos farmacéuticos y medicamentos	13.165	0	0	0	0	0	13.165
402	06	06	00	Combustibles y lubricantes	198.196	0	0	0	0	0	198.196
402	06	08	00	Productos plásticos	162.485	0	0	0	0	0	162.485
402	08	00	00	Productos metálicos	562.291	0	0	0	0	0	562.291
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	281.000	0	0	0	0	0	281.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	281.291	0	0	0	0	0	281.291
402	10	00	00	Productos varios y útiles diversos	2.053.279	0	0	0	0	0	2.053.279

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 113797 080078000 ORGANIZACIÓN DE LA SOCIEDAD CIVIL VENEZOLANA, PARA EL DESARROLLO, SEGURIDAD Y DEFENSA INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO Y LA INTEGRACIÓN DE CANALES EFECTIVOS PARA LA PARTICIPACIÓN POPULAR, A TRAVÉS DEL ADIESTRAMIENTO DEL PUEBLO (7.408) MILICIANOS, A FIN DE COADYUVAR CON EL DESARROLLO Y LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: PERSONA ADIESTRADA **META:** 7.408 **FEMENINO:** 4.444 **MASCULINO:** 2.964

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080078001 PLANEAR, COORDINAR, MEDIR Y CONTROLAR SISTEMATICAMENTE LAS ACTIVIDADES DEL COMANDO GENERAL DE LA MILICIA BOLIVARIANA QUE COADYUVAN AL DESARROLLO Y LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: TRÁMITE ADMINISTRATIVO **META:** 8

RESPONSABLE/EJECUTOR: COMANDO GENERAL DE LA MILICIA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	339.000	0	0	0	0	0	339.000
402	10	03	00	Utensilios de cocina y comedor	280.278	0	0	0	0	0	280.278
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	334.980	0	0	0	0	0	334.980
402	10	06	00	Condecoraciones, ofrendas y similares	146.719	0	0	0	0	0	146.719
402	10	08	00	Materiales para equipos de computación	339.000	0	0	0	0	0	339.000
402	10	11	00	Materiales eléctricos	318.728	0	0	0	0	0	318.728
402	10	12	00	Materiales para instalaciones sanitarias	162.967	0	0	0	0	0	162.967
402	10	13	00	Materiales fotográficos	131.607	0	0	0	0	0	131.607
403	**00**	**00**	**00**	**Servicios no personales**	**5.401.816**	**0**	**0**	**0**	**0**	0	**5.401.816**
403	06	00	00	Servicios de transporte y almacenaje	98.250	0	0	0	0	0	98.250
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	98.250	0	0	0	0	0	98.250
403	07	00	00	Servicios de información, impresión y relaciones públicas	352.590	0	0	0	0	0	352.590
403	07	02	00	Imprenta y reproducción	339.000	0	0	0	0	0	339.000
403	07	04	00	Avisos	13.590	0	0	0	0	0	13.590
403	09	00	00	Viáticos y pasajes	968.964	0	0	0	0	0	968.964
403	09	01	00	Viáticos y pasajes dentro del país	968.964	0	0	0	0	0	968.964
403	10	00	00	Servicios profesionales y técnicos	1.850.000	0	0	0	0	0	1.850.000
403	10	07	00	Servicios de capacitación y adiestramiento	250.000	0	0	0	0	0	250.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.600.000	0	0	0	0	0	1.600.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	600.000	0	0	0	0	0	600.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	300.000	0	0	0	0	0	300.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
403	12	00	00	Conservación y reparaciones menores de obras	335.000	0	0	0	0	0	335.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	335.000	0	0	0	0	0	335.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113797 080078000 ORGANIZACIÓN DE LA SOCIEDAD CIVIL VENEZOLANA, PARA EL DESARROLLO, SEGURIDAD Y DEFENSA INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO Y LA INTEGRACIÓN DE CANALES EFECTIVOS PARA LA PARTICIPACIÓN POPULAR, A TRAVÉS DEL ADIESTRAMIENTO DEL PUEBLO (7.408) MILICIANOS, A FIN DE COADYUVAR CON EL DESARROLLO Y LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: PERSONA ADIESTRADA **META:** 7.408 **FEMENINO:** 4.444 **MASCULINO:** 2.964

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080078001 PLANEAR, COORDINAR, MEDIR Y CONTROLAR SISTEMATICAMENTE LAS ACTIVIDADES DEL COMANDO GENERAL DE LA MILICIA BOLIVARIANA QUE COADYUVAN AL DESARROLLO Y LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: TRÁMITE ADMINISTRATIVO **META:** 8

RESPONSABLE/EJECUTOR: COMANDO GENERAL DE LA MILICIA BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	120.000	0	0	0	0	0	120.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	120.000	0	0	0	0	0	120.000
403	18	00	00	Impuestos indirectos	1.077.012	0	0	0	0	0	1.077.012
403	18	01	00	Impuesto al valor agregado	1.077.012	0	0	0	0	0	1.077.012
404	**00**	**00**	**00**	**Activos reales**	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**
404	04	00	00	Equipos de transporte, tracción y elevación	232.929	0	0	0	0	0	232.929
404	04	01	00	Vehículos automotores terrestres	232.929	0	0	0	0	0	232.929
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	767.071	0	0	0	0	0	767.071
404	09	01	00	Mobiliario y equipos de oficina	217.071	0	0	0	0	0	217.071
404	09	02	00	Equipos de computación	275.000	0	0	0	0	0	275.000
404	09	03	00	Mobiliario y equipos de alojamiento	275.000	0	0	0	0	0	275.000
				Totales	**12.021.077**	**0**	**0**	**0**	**0**	0	**12.021.077**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113797 080078000 ORGANIZACIÓN DE LA SOCIEDAD CIVIL VENEZOLANA, PARA EL DESARROLLO, SEGURIDAD Y DEFENSA INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: CONTRIBUIR CON EL FORTALECIMIENTO Y LA INTEGRACIÓN DE CANALES EFECTIVOS PARA LA PARTICIPACIÓN POPULAR, A TRAVÉS DEL ADIESTRAMIENTO DEL PUEBLO (7.408) MILICIANOS, A FIN DE COADYUVAR CON EL DESARROLLO Y LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: PERSONA ADIESTRADA **META:** 7.408 **FEMENINO:** 4.444 **MASCULINO:** 2.964

RESPONSABLE/EJECUTOR: DIRECCIÓN DE LOS SERVICIOS DE LA MILICIA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080078002 ORGANIZAR Y ENTRENAR A LOS HOMBRES Y MUJERES DEL PUEBLO EN LOS ÁMBITOS DE DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN

UNIDAD DE MEDIDA: PERSONA ADIESTRADA **META:** 7.408

RESPONSABLE/EJECUTOR: MILICIA REGIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.438.247**	**0**	**0**	**0**	**0**	0	**2.438.247**
402	01	00	00	Productos alimenticios y agropecuarios	1.088.411	0	0	0	0	0	1.088.411
402	01	01	00	Alimentos y bebidas para personas	1.088.411	0	0	0	0	0	1.088.411
402	05	00	00	Productos de papel, cartón e impresos	500.065	0	0	0	0	0	500.065
402	05	03	00	Productos de papel y cartón para oficina	500.065	0	0	0	0	0	500.065
402	06	00	00	Productos químicos y derivados	187.925	0	0	0	0	0	187.925
402	06	03	00	Tintas, pinturas y colorantes	64.445	0	0	0	0	0	64.445
402	06	06	00	Combustibles y lubricantes	91.394	0	0	0	0	0	91.394
402	06	08	00	Productos plásticos	32.086	0	0	0	0	0	32.086
402	10	00	00	Productos varios y útiles diversos	661.846	0	0	0	0	0	661.846
402	10	02	00	Materiales y útiles de limpieza y aseo	441.279	0	0	0	0	0	441.279
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	149.045	0	0	0	0	0	149.045
402	10	11	00	Materiales eléctricos	71.522	0	0	0	0	0	71.522
403	**00**	**00**	**00**	**Servicios no personales**	**1.622.620**	**0**	**0**	**0**	**0**	0	**1.622.620**
403	09	00	00	Viáticos y pasajes	1.027.947	0	0	0	0	0	1.027.947
403	09	01	00	Viáticos y pasajes dentro del país	1.027.947	0	0	0	0	0	1.027.947
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	318.954	0	0	0	0	0	318.954
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	318.954	0	0	0	0	0	318.954
403	18	00	00	Impuestos indirectos	275.719	0	0	0	0	0	275.719
403	18	01	00	Impuesto al valor agregado	275.719	0	0	0	0	0	275.719
				Totales	**4.060.867**	**0**	**0**	**0**	**0**	0	**4.060.867**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113995 080079000 OPERACIONES DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA PRESERVAR LA SEGURIDAD DE LA NACIÓN

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER Y EQUIPAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR

META: 580

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM)

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.767.052**	**0**	**0**	**0**	**0**	**0**	**5.767.052**
402	01	00	00	Productos alimenticios y agropecuarios	2.520.000	0	0	0	0	0	2.520.000
402	01	01	00	Alimentos y bebidas para personas	2.520.000	0	0	0	0	0	2.520.000
402	03	00	00	Textiles y vestuarios	95.692	0	0	0	0	0	95.692
402	03	01	00	Textiles	45.364	0	0	0	0	0	45.364
402	03	02	00	Prendas de vestir	50.328	0	0	0	0	0	50.328
402	04	00	00	Productos de cuero y caucho	294.000	0	0	0	0	0	294.000
402	04	03	00	Cauchos y tripas para vehículos	294.000	0	0	0	0	0	294.000
402	05	00	00	Productos de papel, cartón e impresos	906.286	0	0	0	0	0	906.286
402	05	01	00	Pulpa de madera, papel y cartón	253.822	0	0	0	0	0	253.822
402	05	03	00	Productos de papel y cartón para oficina	296.480	0	0	0	0	0	296.480
402	05	06	00	Productos de papel y cartón para computación	187.726	0	0	0	0	0	187.726
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	168.258	0	0	0	0	0	168.258
402	06	00	00	Productos químicos y derivados	717.477	0	0	0	0	0	717.477
402	06	03	00	Tintas, pinturas y colorantes	280.707	0	0	0	0	0	280.707
402	06	04	00	Productos farmacéuticos y medicamentos	130.524	0	0	0	0	0	130.524
402	06	06	00	Combustibles y lubricantes	165.858	0	0	0	0	0	165.858
402	06	08	00	Productos plásticos	140.388	0	0	0	0	0	140.388
402	08	00	00	Productos metálicos	270.353	0	0	0	0	0	270.353
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	101.869	0	0	0	0	0	101.869
402	08	09	00	Repuestos y accesorios para equipos de transporte	168.484	0	0	0	0	0	168.484
402	10	00	00	Productos varios y útiles diversos	963.244	0	0	0	0	0	963.244
402	10	01	00	Artículos de deporte, recreación y juguetes	58.814	0	0	0	0	0	58.814
402	10	02	00	Materiales y útiles de limpieza y aseo	233.029	0	0	0	0	0	233.029
402	10	03	00	Utensilios de cocina y comedor	104.995	0	0	0	0	0	104.995
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	46.210	0	0	0	0	0	46.210
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	202.004	0	0	0	0	0	202.004
402	10	06	00	Condecoraciones, ofrendas y similares	28.808	0	0	0	0	0	28.808
402	10	07	00	Productos de seguridad en el trabajo	23.023	0	0	0	0	0	23.023

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113995 080079000 OPERACIONES DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA PRESERVAR LA SEGURIDAD DE LA NACIÓN

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER Y EQUIPAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 580

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM) **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	10	08	00	Materiales para equipos de computación	198.169	0	0	0	0	0	198.169
402	10	11	00	Materiales eléctricos	24.862	0	0	0	0	0	24.862
402	10	12	00	Materiales para instalaciones sanitarias	31.619	0	0	0	0	0	31.619
402	10	13	00	Materiales fotográficos	11.711	0	0	0	0	0	11.711
403	**00**	**00**	**00**	**Servicios no personales**	**431.612**	**0**	**0**	**0**	**0**	**0**	**431.612**
403	07	00	00	Servicios de información, impresión y relaciones públicas	27.995	0	0	0	0	0	27.995
403	07	03	00	Relaciones sociales	27.995	0	0	0	0	0	27.995
403	09	00	00	Viáticos y pasajes	42.584	0	0	0	0	0	42.584
403	09	01	00	Viáticos y pasajes dentro del país	42.584	0	0	0	0	0	42.584
403	18	00	00	Impuestos indirectos	361.033	0	0	0	0	0	361.033
403	18	01	00	Impuesto al valor agregado	361.033	0	0	0	0	0	361.033
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**68.301.336**	**0**	**0**	**0**	**0**	**0**	**68.301.336**
406	01	00	00	Gastos de defensa y seguridad del Estado	68.301.336	0	0	0	0	0	68.301.336
406	01	01	00	Gastos de defensa y seguridad del Estado	68.301.336	0	0	0	0	0	68.301.336
				Totales	**74.500.000**	**0**	**0**	**0**	**0**	**0**	**74.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113995 080079000 OPERACIONES DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA PRESERVAR LA SEGURIDAD DE LA NACIÓN

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER Y EQUIPAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR

META: 580

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM)

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 113995 080079000 OPERACIONES DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA PRESERVAR LA SEGURIDAD DE LA NACIÓN

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER Y EQUIPAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 580

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080079001 DESARROLLAR ACTIVIDADES DE INTELIGENCIA Y CONTRAINTELIGENCIA CON EL FIN DE EVITAR ATAQUES QUE EVENTUALMENTE PUDIERAN IR EN DETRIMENTO DEL PODER LEGALMENTE CONSTITUIDO.

UNIDAD DE MEDIDA: *OPERACIÓN MILITAR* **META:** 580

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.767.052**	**0**	**0**	**0**	**0**	0	**5.767.052**
402	01	00	00	Productos alimenticios y agropecuarios	2.520.000	0	0	0	0	0	2.520.000
402	01	01	00	Alimentos y bebidas para personas	2.520.000	0	0	0	0	0	2.520.000
402	03	00	00	Textiles y vestuarios	95.692	0	0	0	0	0	95.692
402	03	01	00	Textiles	45.364	0	0	0	0	0	45.364
402	03	02	00	Prendas de vestir	50.328	0	0	0	0	0	50.328
402	04	00	00	Productos de cuero y caucho	294.000	0	0	0	0	0	294.000
402	04	03	00	Cauchos y tripas para vehículos	294.000	0	0	0	0	0	294.000
402	05	00	00	Productos de papel, cartón e impresos	906.286	0	0	0	0	0	906.286
402	05	01	00	Pulpa de madera, papel y cartón	253.822	0	0	0	0	0	253.822
402	05	03	00	Productos de papel y cartón para oficina	296.480	0	0	0	0	0	296.480
402	05	06	00	Productos de papel y cartón para computación	187.726	0	0	0	0	0	187.726
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	168.258	0	0	0	0	0	168.258
402	06	00	00	Productos químicos y derivados	717.477	0	0	0	0	0	717.477
402	06	03	00	Tintas, pinturas y colorantes	280.707	0	0	0	0	0	280.707
402	06	04	00	Productos farmacéuticos y medicamentos	130.524	0	0	0	0	0	130.524
402	06	06	00	Combustibles y lubricantes	165.858	0	0	0	0	0	165.858
402	06	08	00	Productos plásticos	140.388	0	0	0	0	0	140.388
402	08	00	00	Productos metálicos	270.353	0	0	0	0	0	270.353
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	101.869	0	0	0	0	0	101.869
402	08	09	00	Repuestos y accesorios para equipos de transporte	168.484	0	0	0	0	0	168.484
402	10	00	00	Productos varios y útiles diversos	963.244	0	0	0	0	0	963.244
402	10	01	00	Artículos de deporte, recreación y juguetes	58.814	0	0	0	0	0	58.814
402	10	02	00	Materiales y útiles de limpieza y aseo	233.029	0	0	0	0	0	233.029

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 113995 080079000 OPERACIONES DE INTELIGENCIA Y CONTRAINTELIGENCIA PARA PRESERVAR LA SEGURIDAD DE LA NACIÓN

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER Y EQUIPAR LAS UNIDADES DE LA FUERZA ARMADA NACIONAL PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR, A FIN DE GARANTIZAR LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 580

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM) **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080079001 DESARROLLAR ACTIVIDADES DE INTELIGENCIA Y CONTRAINTELIGENCIA CON EL FIN DE EVITAR ATAQUES QUE EVENTUALMENTE PUDIERAN IR EN DETRIMENTO DEL PODER LEGALMENTE CONSTITUIDO.

UNIDAD DE MEDIDA: OPERACIÓN MILITAR **META:** 580

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CONTRAINTELIGENCIA MILITAR (DGCIM)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	104.995	0	0	0	0	0	104.995
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	46.210	0	0	0	0	0	46.210
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	202.004	0	0	0	0	0	202.004
402	10	06	00	Condecoraciones, ofrendas y similares	28.808	0	0	0	0	0	28.808
402	10	07	00	Productos de seguridad en el trabajo	23.023	0	0	0	0	0	23.023
402	10	08	00	Materiales para equipos de computación	198.169	0	0	0	0	0	198.169
402	10	11	00	Materiales eléctricos	24.862	0	0	0	0	0	24.862
402	10	12	00	Materiales para instalaciones sanitarias	31.619	0	0	0	0	0	31.619
402	10	13	00	Materiales fotográficos	11.711	0	0	0	0	0	11.711
403	**00**	**00**	**00**	**Servicios no personales**	**431.612**	**0**	**0**	**0**	**0**	0	**431.612**
403	07	00	00	Servicios de información, impresión y relaciones públicas	27.995	0	0	0	0	0	27.995
403	07	03	00	Relaciones sociales	27.995	0	0	0	0	0	27.995
403	09	00	00	Viáticos y pasajes	42.584	0	0	0	0	0	42.584
403	09	01	00	Viáticos y pasajes dentro del país	42.584	0	0	0	0	0	42.584
403	18	00	00	Impuestos indirectos	361.033	0	0	0	0	0	361.033
403	18	01	00	Impuesto al valor agregado	361.033	0	0	0	0	0	361.033
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**68.301.336**	**0**	**0**	**0**	**0**	0	**68.301.336**
406	01	00	00	Gastos de defensa y seguridad del Estado	68.301.336	0	0	0	0	0	68.301.336
406	01	01	00	Gastos de defensa y seguridad del Estado	68.301.336	0	0	0	0	0	68.301.336
				Totales	**74.500.000**	**0**	**0**	**0**	**0**	0	**74.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 113967 080080000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL

OBJETIVO DEL PROYECTO: AFIANZAR ACTIVIDADES GERENCIALES, CON LA FINALIDAD DE ASEGURAR EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA GUARDIA DE HONOR PRESIDENCIAL

UNIDAD DE MEDIDA: HORA HOMBRE **META:** 18.423.010 **FEMENINO:** 1.774.995 **MASCULINO:** 16.648.015

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.624.309**	**0**	**0**	**0**	**0**	**0**	**7.624.309**
402	01	00	00	Productos alimenticios y agropecuarios	383.492	0	0	0	0	0	383.492
402	01	01	00	Alimentos y bebidas para personas	83.492	0	0	0	0	0	83.492
402	01	02	00	Alimentos para animales	300.000	0	0	0	0	0	300.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.757	0	0	0	0	0	1.757
402	02	05	00	Piedra, arcilla, arena y tierra	1.757	0	0	0	0	0	1.757
402	03	00	00	Textiles y vestuarios	1.110.296	0	0	0	0	0	1.110.296
402	03	01	00	Textiles	280.000	0	0	0	0	0	280.000
402	03	02	00	Prendas de vestir	818.859	0	0	0	0	0	818.859
402	03	99	00	Otros productos textiles y vestuarios	11.437	0	0	0	0	0	11.437
402	04	00	00	Productos de cuero y caucho	321.148	0	0	0	0	0	321.148
402	04	03	00	Cauchos y tripas para vehículos	321.148	0	0	0	0	0	321.148
402	05	00	00	Productos de papel, cartón e impresos	145.602	0	0	0	0	0	145.602
402	05	01	00	Pulpa de madera, papel y cartón	42.960	0	0	0	0	0	42.960
402	05	02	00	Envases y cajas de papel y cartón	2.859	0	0	0	0	0	2.859
402	05	03	00	Productos de papel y cartón para oficina	96.471	0	0	0	0	0	96.471
402	05	06	00	Productos de papel y cartón para computación	3.312	0	0	0	0	0	3.312
402	06	00	00	Productos químicos y derivados	326.850	0	0	0	0	0	326.850
402	06	03	00	Tintas, pinturas y colorantes	122.920	0	0	0	0	0	122.920
402	06	06	00	Combustibles y lubricantes	198.403	0	0	0	0	0	198.403
402	06	08	00	Productos plásticos	5.527	0	0	0	0	0	5.527
402	08	00	00	Productos metálicos	4.688.689	0	0	0	0	0	4.688.689
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.688.689	0	0	0	0	0	4.688.689
402	10	00	00	Productos varios y útiles diversos	646.475	0	0	0	0	0	646.475
402	10	01	00	Artículos de deporte, recreación y juguetes	936	0	0	0	0	0	936
402	10	02	00	Materiales y útiles de limpieza y aseo	150.333	0	0	0	0	0	150.333
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	86.544	0	0	0	0	0	86.544
402	10	06	00	Condecoraciones, ofrendas y similares	135.862	0	0	0	0	0	135.862
402	10	07	00	Productos de seguridad en el trabajo	13.808	0	0	0	0	0	13.808

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 113967 080080000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL

OBJETIVO DEL PROYECTO: AFIANZAR ACTIVIDADES GERENCIALES, CON LA FINALIDAD DE ASEGURAR EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA GUARDIA DE HONOR PRESIDENCIAL

UNIDAD DE MEDIDA: HORA HOMBRE **META:** 18.423.010 **FEMENINO:** 1.774.995 **MASCULINO:** 16.648.015

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	258.992	0	0	0	0	0	258.992
403	**00**	**00**	**00**	**Servicios no personales**	**14.759.672**	**0**	**0**	**0**	**0**	**0**	**14.759.672**
403	09	00	00	Viáticos y pasajes	11.036.085	0	0	0	0	0	11.036.085
403	09	01	00	Viáticos y pasajes dentro del país	2.133.197	0	0	0	0	0	2.133.197
403	09	02	00	Viáticos y pasajes fuera del país	8.902.888	0	0	0	0	0	8.902.888
403	10	00	00	Servicios profesionales y técnicos	723.228	0	0	0	0	0	723.228
403	10	03	00	Servicios de procesamiento de datos	109.200	0	0	0	0	0	109.200
403	10	09	00	Servicios de lavandería y tintorería	150.000	0	0	0	0	0	150.000
403	10	99	00	Otros servicios profesionales y técnicos	464.028	0	0	0	0	0	464.028
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.587.109	0	0	0	0	0	2.587.109
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	127.259	0	0	0	0	0	127.259
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.459.850	0	0	0	0	0	2.459.850
403	18	00	00	Impuestos indirectos	413.250	0	0	0	0	0	413.250
403	18	01	00	Impuesto al valor agregado	413.250	0	0	0	0	0	413.250
				Totales	**22.383.981**	**0**	**0**	**0**	**0**	**0**	**22.383.981**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 113967 080080000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL

OBJETIVO DEL PROYECTO: AFIANZAR ACTIVIDADES GERENCIALES, CON LA FINALIDAD DE ASEGURAR EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA GUARDIA DE HONOR PRESIDENCIAL

UNIDAD DE MEDIDA: HORA HOMBRE **META:** 18.423.010 **FEMENINO:** 1.774.995 **MASCULINO:** 16.648.015

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 113967 080080000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL

OBJETIVO DEL PROYECTO: AFIANZAR ACTIVIDADES GERENCIALES, CON LA FINALIDAD DE ASEGURAR EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA GUARDIA DE HONOR PRESIDENCIAL

UNIDAD DE MEDIDA: HORA HOMBRE **META:** 18.423.010 **FEMENINO:** 1.774.995 **MASCULINO:** 16.648.015

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080080001 SEGURIDAD

UNIDAD DE MEDIDA: HORA HOMBRE **META:** 3.414.940

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.671.783**	**0**	**0**	**0**	**0**	0	**1.671.783**
402	01	00	00	Productos alimenticios y agropecuarios	357.250	0	0	0	0	0	357.250
402	01	01	00	Alimentos y bebidas para personas	57.250	0	0	0	0	0	57.250
402	01	02	00	Alimentos para animales	300.000	0	0	0	0	0	300.000
402	03	00	00	Textiles y vestuarios	187.724	0	0	0	0	0	187.724
402	03	02	00	Prendas de vestir	187.724	0	0	0	0	0	187.724
402	04	00	00	Productos de cuero y caucho	195.573	0	0	0	0	0	195.573
402	04	03	00	Cauchos y tripas para vehículos	195.573	0	0	0	0	0	195.573
402	05	00	00	Productos de papel, cartón e impresos	75.253	0	0	0	0	0	75.253
402	05	01	00	Pulpa de madera, papel y cartón	23.850	0	0	0	0	0	23.850
402	05	03	00	Productos de papel y cartón para oficina	51.403	0	0	0	0	0	51.403
402	06	00	00	Productos químicos y derivados	127.720	0	0	0	0	0	127.720
402	06	06	00	Combustibles y lubricantes	127.720	0	0	0	0	0	127.720
402	08	00	00	Productos metálicos	185.303	0	0	0	0	0	185.303
402	08	09	00	Repuestos y accesorios para equipos de transporte	185.303	0	0	0	0	0	185.303
402	10	00	00	Productos varios y útiles diversos	542.960	0	0	0	0	0	542.960
402	10	02	00	Materiales y útiles de limpieza y aseo	116.711	0	0	0	0	0	116.711
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	80.137	0	0	0	0	0	80.137
402	10	06	00	Condecoraciones, ofrendas y similares	135.862	0	0	0	0	0	135.862
402	10	08	00	Materiales para equipos de computación	210.250	0	0	0	0	0	210.250
403	**00**	**00**	**00**	**Servicios no personales**	**8.568.047**	**0**	**0**	**0**	**0**	0	**8.568.047**
403	09	00	00	Viáticos y pasajes	7.876.788	0	0	0	0	0	7.876.788
403	09	01	00	Viáticos y pasajes dentro del país	1.229.000	0	0	0	0	0	1.229.000
403	09	02	00	Viáticos y pasajes fuera del país	6.647.788	0	0	0	0	0	6.647.788

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 113967 080080000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL

OBJETIVO DEL PROYECTO: AFIANZAR ACTIVIDADES GERENCIALES, CON LA FINALIDAD DE ASEGURAR EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA GUARDIA DE HONOR PRESIDENCIAL

UNIDAD DE MEDIDA: HORA HOMBRE **META:** 18.423.010 **FEMENINO:** 1.774.995 **MASCULINO:** 16.648.015

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080080001 SEGURIDAD

UNIDAD DE MEDIDA: HORA HOMBRE **META:** 3.414.940

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	150.000	0	0	0	0	0	150.000
403	10	09	00	Servicios de lavandería y tintorería	150.000	0	0	0	0	0	150.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	254.369	0	0	0	0	0	254.369
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	254.369	0	0	0	0	0	254.369
403	18	00	00	Impuestos indirectos	286.890	0	0	0	0	0	286.890
403	18	01	00	Impuesto al valor agregado	286.890	0	0	0	0	0	286.890
				Totales	**10.239.830**	**0**	**0**	**0**	**0**	0	**10.239.830**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 113967 080080000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL

OBJETIVO DEL PROYECTO: AFIANZAR ACTIVIDADES GERENCIALES, CON LA FINALIDAD DE ASEGURAR EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA GUARDIA DE HONOR PRESIDENCIAL

UNIDAD DE MEDIDA: HORA HOMBRE **META:** 18.423.010 **FEMENINO:** 1.774.995 **MASCULINO:** 16.648.015

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080080002 CUSTODIA

UNIDAD DE MEDIDA: HORA HOMBRE **META:** 13.848.100

RESPONSABLE/EJECUTOR: BRIGADA DE LA GUARDIA DE HONOR PRESIDENCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.394.643**	**0**	**0**	**0**	**0**	0	**1.394.643**
402	01	00	00	Productos alimenticios y agropecuarios	26.242	0	0	0	0	0	26.242
402	01	01	00	Alimentos y bebidas para personas	26.242	0	0	0	0	0	26.242
402	02	00	00	Productos de minas, canteras y yacimientos	1.757	0	0	0	0	0	1.757
402	02	05	00	Piedra, arcilla, arena y tierra	1.757	0	0	0	0	0	1.757
402	03	00	00	Textiles y vestuarios	911.135	0	0	0	0	0	911.135
402	03	01	00	Textiles	280.000	0	0	0	0	0	280.000
402	03	02	00	Prendas de vestir	631.135	0	0	0	0	0	631.135
402	04	00	00	Productos de cuero y caucho	125.575	0	0	0	0	0	125.575
402	04	03	00	Cauchos y tripas para vehículos	125.575	0	0	0	0	0	125.575
402	05	00	00	Productos de papel, cartón e impresos	70.349	0	0	0	0	0	70.349
402	05	01	00	Pulpa de madera, papel y cartón	19.110	0	0	0	0	0	19.110
402	05	02	00	Envases y cajas de papel y cartón	2.859	0	0	0	0	0	2.859
402	05	03	00	Productos de papel y cartón para oficina	45.068	0	0	0	0	0	45.068
402	05	06	00	Productos de papel y cartón para computación	3.312	0	0	0	0	0	3.312
402	06	00	00	Productos químicos y derivados	144.474	0	0	0	0	0	144.474
402	06	03	00	Tintas, pinturas y colorantes	122.920	0	0	0	0	0	122.920
402	06	06	00	Combustibles y lubricantes	16.027	0	0	0	0	0	16.027
402	06	08	00	Productos plásticos	5.527	0	0	0	0	0	5.527
402	08	00	00	Productos metálicos	25.404	0	0	0	0	0	25.404
402	08	09	00	Repuestos y accesorios para equipos de transporte	25.404	0	0	0	0	0	25.404
402	10	00	00	Productos varios y útiles diversos	89.707	0	0	0	0	0	89.707
402	10	01	00	Artículos de deporte, recreación y juguetes	936	0	0	0	0	0	936
402	10	02	00	Materiales y útiles de limpieza y aseo	33.622	0	0	0	0	0	33.622

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 113967 080080000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL

OBJETIVO DEL PROYECTO: AFIANZAR ACTIVIDADES GERENCIALES, CON LA FINALIDAD DE ASEGURAR EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA GUARDIA DE HONOR PRESIDENCIAL

UNIDAD DE MEDIDA: HORA HOMBRE **META:** 18.423.010 **FEMENINO:** 1.774.995 **MASCULINO:** 16.648.015

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080080002 CUSTODIA

UNIDAD DE MEDIDA: *HORA HOMBRE* **META:** 13.848.100

RESPONSABLE/EJECUTOR: BRIGADA DE LA GUARDIA DE HONOR PRESIDENCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.407	0	0	0	0	0	6.407
402	10	08	00	Materiales para equipos de computación	48.742	0	0	0	0	0	48.742
403	**00**	**00**	**00**	**Servicios no personales**	**820.557**	**0**	**0**	**0**	**0**	0	**820.557**
403	09	00	00	Viáticos y pasajes	704.197	0	0	0	0	0	704.197
403	09	01	00	Viáticos y pasajes dentro del pais	704.197	0	0	0	0	0	704.197
403	18	00	00	Impuestos indirectos	116.360	0	0	0	0	0	116.360
403	18	01	00	Impuesto al valor agregado	116.360	0	0	0	0	0	116.360
				Totales	**2.215.200**	**0**	**0**	**0**	**0**	0	**2.215.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 113967 080080000 SERVICIO DE SEGURIDAD, CUSTODIA Y PROTECCIÓN PRESIDENCIAL

OBJETIVO DEL PROYECTO: AFIANZAR ACTIVIDADES GERENCIALES, CON LA FINALIDAD DE ASEGURAR EL ÓPTIMO FUNCIONAMIENTO DE LAS UNIDADES Y DEPENDENCIAS DE LA GUARDIA DE HONOR PRESIDENCIAL

UNIDAD DE MEDIDA: HORA HOMBRE **META:** 18.423.010 **FEMENINO:** 1.774.995 **MASCULINO:** 16.648.015

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080080003 OPERACIONES AÉREAS

UNIDAD DE MEDIDA: HORA HOMBRE **META:** 1.159.970

RESPONSABLE/EJECUTOR: GRUPO AÉREO DE TRANSPORTE PRESIDENCIAL Nº 4

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.557.883**	**0**	**0**	**0**	**0**	0	**4.557.883**
402	03	00	00	Textiles y vestuarios	11.437	0	0	0	0	0	11.437
402	03	99	00	Otros productos textiles y vestuarios	11.437	0	0	0	0	0	11.437
402	06	00	00	Productos químicos y derivados	54.656	0	0	0	0	0	54.656
402	06	06	00	Combustibles y lubricantes	54.656	0	0	0	0	0	54.656
402	08	00	00	Productos metálicos	4.477.982	0	0	0	0	0	4.477.982
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.477.982	0	0	0	0	0	4.477.982
402	10	00	00	Productos varios y útiles diversos	13.808	0	0	0	0	0	13.808
402	10	07	00	Productos de seguridad en el trabajo	13.808	0	0	0	0	0	13.808
403	**00**	**00**	**00**	**Servicios no personales**	**5.371.068**	**0**	**0**	**0**	**0**	0	**5.371.068**
403	09	00	00	Viáticos y pasajes	2.455.100	0	0	0	0	0	2.455.100
403	09	01	00	Viáticos y pasajes dentro del país	200.000	0	0	0	0	0	200.000
403	09	02	00	Viáticos y pasajes fuera del país	2.255.100	0	0	0	0	0	2.255.100
403	10	00	00	Servicios profesionales y técnicos	573.228	0	0	0	0	0	573.228
403	10	03	00	Servicios de procesamiento de datos	109.200	0	0	0	0	0	109.200
403	10	99	00	Otros servicios profesionales y técnicos	464.028	0	0	0	0	0	464.028
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.332.740	0	0	0	0	0	2.332.740
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	127.259	0	0	0	0	0	127.259
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.205.481	0	0	0	0	0	2.205.481
403	18	00	00	Impuestos indirectos	10.000	0	0	0	0	0	10.000
403	18	01	00	Impuesto al valor agregado	10.000	0	0	0	0	0	10.000
				Totales	**9.928.951**	**0**	**0**	**0**	**0**	0	**9.928.951**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 113762 080081000 FISCALÍA GENERAL MILITAR

OBJETIVO DEL PROYECTO: APOYAR Y GARANTIZAR LA ESTABILIDAD DE LAS INSTITUCIONES DEMOCRÁTICAS EN EL MARCO DEL ORDENAMIENTO JURÍDICO VIGENTE DE LA FUERZA ARMADA NACIONAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 4.252

RESPONSABLE/EJECUTOR: FISCALÍA GENERAL MILITAR **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**445.443**	**0**	**0**	**0**	**0**	**0**	**445.443**
402	01	00	00	Productos alimenticios y agropecuarios	52.046	0	0	0	0	0	52.046
402	01	01	00	Alimentos y bebidas para personas	52.046	0	0	0	0	0	52.046
402	04	00	00	Productos de cuero y caucho	2.605	0	0	0	0	0	2.605
402	04	03	00	Cauchos y tripas para vehículos	2.605	0	0	0	0	0	2.605
402	05	00	00	Productos de papel, cartón e impresos	178.750	0	0	0	0	0	178.750
402	05	01	00	Pulpa de madera, papel y cartón	33.000	0	0	0	0	0	33.000
402	05	03	00	Productos de papel y cartón para oficina	64.000	0	0	0	0	0	64.000
402	05	06	00	Productos de papel y cartón para computación	44.250	0	0	0	0	0	44.250
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	37.500	0	0	0	0	0	37.500
402	06	00	00	Productos químicos y derivados	45.881	0	0	0	0	0	45.881
402	06	03	00	Tintas, pinturas y colorantes	15.978	0	0	0	0	0	15.978
402	06	06	00	Combustibles y lubricantes	18.750	0	0	0	0	0	18.750
402	06	08	00	Productos plásticos	11.153	0	0	0	0	0	11.153
402	08	00	00	Productos metálicos	3.000	0	0	0	0	0	3.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	750	0	0	0	0	0	750
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.250	0	0	0	0	0	2.250
402	10	00	00	Productos varios y útiles diversos	163.161	0	0	0	0	0	163.161
402	10	02	00	Materiales y útiles de limpieza y aseo	37.500	0	0	0	0	0	37.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	44.997	0	0	0	0	0	44.997
402	10	06	00	Condecoraciones, ofrendas y similares	5.250	0	0	0	0	0	5.250
402	10	08	00	Materiales para equipos de computación	67.500	0	0	0	0	0	67.500
402	10	11	00	Materiales eléctricos	7.914	0	0	0	0	0	7.914
403	**00**	**00**	**00**	**Servicios no personales**	**453.717**	**0**	**0**	**0**	**0**	**0**	**453.717**
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.963	0	0	0	0	0	12.963
403	07	02	00	Imprenta y reproducción	12.963	0	0	0	0	0	12.963
403	09	00	00	Viáticos y pasajes	276.917	0	0	0	0	0	276.917
403	09	01	00	Viáticos y pasajes dentro del país	276.917	0	0	0	0	0	276.917
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	103.535	0	0	0	0	0	103.535

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 113762 080081000 FISCALÍA GENERAL MILITAR

OBJETIVO DEL PROYECTO: APOYAR Y GARANTIZAR LA ESTABILIDAD DE LAS INSTITUCIONES DEMOCRÁTICAS EN EL MARCO DEL ORDENAMIENTO JURÍDICO VIGENTE DE LA FUERZA ARMADA NACIONAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 4.252

RESPONSABLE/EJECUTOR: FISCALÍA GENERAL MILITAR **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	56.964	0	0	0	0	0	56.964
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	46.571	0	0	0	0	0	46.571
403	18	00	00	Impuestos indirectos	60.302	0	0	0	0	0	60.302
403	18	01	00	Impuesto al valor agregado	60.302	0	0	0	0	0	60.302
				Totales	**899.160**	**0**	**0**	**0**	**0**	**0**	**899.160**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 113762 080081000 FISCALÍA GENERAL MILITAR

OBJETIVO DEL PROYECTO: APOYAR Y GARANTIZAR LA ESTABILIDAD DE LAS INSTITUCIONES DEMOCRÁTICAS EN EL MARCO DEL ORDENAMIENTO JURÍDICO VIGENTE DE LA FUERZA ARMADA NACIONAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 4.252

RESPONSABLE/EJECUTOR: FISCALÍA GENERAL MILITAR **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 113762 080081000 FISCALÍA GENERAL MILITAR

OBJETIVO DEL PROYECTO: APOYAR Y GARANTIZAR LA ESTABILIDAD DE LAS INSTITUCIONES DEMOCRÁTICAS EN EL MARCO DEL ORDENAMIENTO JURÍDICO VIGENTE DE LA FUERZA ARMADA NACIONAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 4.252

RESPONSABLE/EJECUTOR: FISCALÍA GENERAL MILITAR **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080081002 REALIZAR LAS ACTUACIONES PROCESALES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 4.252

RESPONSABLE/EJECUTOR: FISCALÍA GENERAL MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**445.443**	**0**	**0**	**0**	**0**	0	**445.443**
402	01	00	00	Productos alimenticios y agropecuarios	52.046	0	0	0	0	0	52.046
402	01	01	00	Alimentos y bebidas para personas	52.046	0	0	0	0	0	52.046
402	04	00	00	Productos de cuero y caucho	2.605	0	0	0	0	0	2.605
402	04	03	00	Cauchos y tripas para vehículos	2.605	0	0	0	0	0	2.605
402	05	00	00	Productos de papel, cartón e impresos	178.750	0	0	0	0	0	178.750
402	05	01	00	Pulpa de madera, papel y cartón	33.000	0	0	0	0	0	33.000
402	05	03	00	Productos de papel y cartón para oficina	64.000	0	0	0	0	0	64.000
402	05	06	00	Productos de papel y cartón para computación	44.250	0	0	0	0	0	44.250
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	37.500	0	0	0	0	0	37.500
402	06	00	00	Productos químicos y derivados	45.881	0	0	0	0	0	45.881
402	06	03	00	Tintas, pinturas y colorantes	15.978	0	0	0	0	0	15.978
402	06	06	00	Combustibles y lubricantes	18.750	0	0	0	0	0	18.750
402	06	08	00	Productos plásticos	11.153	0	0	0	0	0	11.153
402	08	00	00	Productos metálicos	3.000	0	0	0	0	0	3.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	750	0	0	0	0	0	750
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.250	0	0	0	0	0	2.250
402	10	00	00	Productos varios y útiles diversos	163.161	0	0	0	0	0	163.161
402	10	02	00	Materiales y útiles de limpieza y aseo	37.500	0	0	0	0	0	37.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	44.997	0	0	0	0	0	44.997
402	10	06	00	Condecoraciones, ofrendas y similares	5.250	0	0	0	0	0	5.250
402	10	08	00	Materiales para equipos de computación	67.500	0	0	0	0	0	67.500
402	10	11	00	Materiales eléctricos	7.914	0	0	0	0	0	7.914
403	**00**	**00**	**00**	**Servicios no personales**	**453.717**	**0**	**0**	**0**	**0**	0	**453.717**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 113762 080081000 FISCALÍA GENERAL MILITAR

OBJETIVO DEL PROYECTO: APOYAR Y GARANTIZAR LA ESTABILIDAD DE LAS INSTITUCIONES DEMOCRÁTICAS EN EL MARCO DEL ORDENAMIENTO JURÍDICO VIGENTE DE LA FUERZA ARMADA NACIONAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 4.252

RESPONSABLE/EJECUTOR: FISCALÍA GENERAL MILITAR **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080081002 REALIZAR LAS ACTUACIONES PROCESALES A NIVEL NACIONAL.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 4.252

RESPONSABLE/EJECUTOR: FISCALÍA GENERAL MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.963	0	0	0	0	0	12.963
403	07	02	00	Imprenta y reproducción	12.963	0	0	0	0	0	12.963
403	09	00	00	Viáticos y pasajes	276.917	0	0	0	0	0	276.917
403	09	01	00	Viáticos y pasajes dentro del país	276.917	0	0	0	0	0	276.917
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	103.535	0	0	0	0	0	103.535
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	56.964	0	0	0	0	0	56.964
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	46.571	0	0	0	0	0	46.571
403	18	00	00	Impuestos indirectos	60.302	0	0	0	0	0	60.302
403	18	01	00	Impuesto al valor agregado	60.302	0	0	0	0	0	60.302
				Totales	**899.160**	**0**	**0**	**0**	**0**	0	**899.160**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114462 080082000 SISTEMA ESTADÍSTICO AUTOMATIZADO DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA ESTADÍSTICO DE DEFENSA COMO RECURSO INSTITUCIONAL CLAVE PARA LA TOMA DE DECISIONES HASTA EL MÁS ALTO NIVEL.

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 5

RESPONSABLE/EJECUTOR: ESTADÍSTICA DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**297.000**	**0**	**0**	**0**	**0**	**0**	**297.000**
402	01	00	00	Productos alimenticios y agropecuarios	45.000	0	0	0	0	0	45.000
402	01	01	00	Alimentos y bebidas para personas	45.000	0	0	0	0	0	45.000
402	05	00	00	Productos de papel, cartón e impresos	127.000	0	0	0	0	0	127.000
402	05	01	00	Pulpa de madera, papel y cartón	42.000	0	0	0	0	0	42.000
402	05	03	00	Productos de papel y cartón para oficina	85.000	0	0	0	0	0	85.000
402	10	00	00	Productos varios y útiles diversos	125.000	0	0	0	0	0	125.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	35.000	0	0	0	0	0	35.000
402	10	08	00	Materiales para equipos de computación	90.000	0	0	0	0	0	90.000
403	**00**	**00**	**00**	**Servicios no personales**	**160.538**	**0**	**0**	**0**	**0**	**0**	**160.538**
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.000	0	0	0	0	0	16.000
403	07	02	00	Imprenta y reproducción	16.000	0	0	0	0	0	16.000
403	09	00	00	Viáticos y pasajes	85.378	0	0	0	0	0	85.378
403	09	01	00	Viáticos y pasajes dentro del país	85.378	0	0	0	0	0	85.378
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	39.160	0	0	0	0	0	39.160
403	18	01	00	Impuesto al valor agregado	39.160	0	0	0	0	0	39.160
				Totales	**457.538**	**0**	**0**	**0**	**0**	**0**	**457.538**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114462 080082000 SISTEMA ESTADÍSTICO AUTOMATIZADO DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA ESTADÍSTICO DE DEFENSA COMO RECURSO INSTITUCIONAL CLAVE PARA LA TOMA DE DECISIONES HASTA EL MÁS ALTO NIVEL.

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 5

RESPONSABLE/EJECUTOR: ESTADÍSTICA DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114462 080082000 SISTEMA ESTADÍSTICO AUTOMATIZADO DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA ESTADÍSTICO DE DEFENSA COMO RECURSO INSTITUCIONAL CLAVE PARA LA TOMA DE DECISIONES HASTA EL MÁS ALTO NIVEL.

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 5

RESPONSABLE/EJECUTOR: ESTADÍSTICA DEL MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080082001 IMPLEMENTAR UN SISTEMA ESTADÍSTICO AUTOMATIZADO

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 5

RESPONSABLE/EJECUTOR: ÁREA DE ESTADÍSTICA DE LA OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**297.000**	**0**	**0**	**0**	**0**	0	**297.000**
402	01	00	00	Productos alimenticios y agropecuarios	45.000	0	0	0	0	0	45.000
402	01	01	00	Alimentos y bebidas para personas	45.000	0	0	0	0	0	45.000
402	05	00	00	Productos de papel, cartón e impresos	127.000	0	0	0	0	0	127.000
402	05	01	00	Pulpa de madera, papel y cartón	42.000	0	0	0	0	0	42.000
402	05	03	00	Productos de papel y cartón para oficina	85.000	0	0	0	0	0	85.000
402	10	00	00	Productos varios y útiles diversos	125.000	0	0	0	0	0	125.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	35.000	0	0	0	0	0	35.000
402	10	08	00	Materiales para equipos de computación	90.000	0	0	0	0	0	90.000
403	**00**	**00**	**00**	**Servicios no personales**	**160.538**	**0**	**0**	**0**	**0**	0	**160.538**
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.000	0	0	0	0	0	16.000
403	07	02	00	Imprenta y reproducción	16.000	0	0	0	0	0	16.000
403	09	00	00	Viáticos y pasajes	85.378	0	0	0	0	0	85.378
403	09	01	00	Viáticos y pasajes dentro del país	85.378	0	0	0	0	0	85.378
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	39.160	0	0	0	0	0	39.160
403	18	01	00	Impuesto al valor agregado	39.160	0	0	0	0	0	39.160
				Totales	**457.538**	**0**	**0**	**0**	**0**	0	**457.538**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 116382 080083000 INVERSIÓN MILITAR DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LA FUERZA ARMADA NACIONAL PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SISTEMA **META:** 14

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**0**	**8.600.000.000**	**0**	**0**	**0**	**0**	**8.600.000.000**
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	0	8.600.000.000	0	0	0	0	8.600.000.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	0	8.600.000.000	0	0	0	0	8.600.000.000
				Totales	**0**	**8.600.000.000**	**0**	**0**	**0**	**0**	**8.600.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 116382 080083000 INVERSIÓN MILITAR DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LA FUERZA ARMADA NACIONAL PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SISTEMA **META:** 14

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 116382 080083000 INVERSIÓN MILITAR DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: ORGANIZAR, MANTENER, EQUIPAR Y ADIESTRAR LA FUERZA ARMADA NACIONAL PARA EL DESARROLLO, DESPLIEGUE Y EMPLEO DEL COMPONENTE MILITAR A FIN DE GARANTIZAR LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SISTEMA **META:** 14

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080083001 ADQUISICIÓN DE SISTEMAS

UNIDAD DE MEDIDA: SISTEMA **META:** 7

RESPONSABLE/EJECUTOR: COMANDO ESTRATÉGICO OPERACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**0**	**8.600.000.000**	**0**	**0**	**0**	0	**8.600.000.000**
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	0	8.600.000.000	0	0	0	0	8.600.000.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	0	8.600.000.000	0	0	0	0	8.600.000.000
				Totales	**0**	**8.600.000.000**	**0**	**0**	**0**	0	**8.600.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**192.510.567**	**0**	**0**	**0**	**0**	**0**	**192.510.567**
402	01	00	00	Productos alimenticios y agropecuarios	12.258.556	0	0	0	0	0	12.258.556
402	01	01	00	Alimentos y bebidas para personas	12.258.556	0	0	0	0	0	12.258.556
402	02	00	00	Productos de minas, canteras y yacimientos	150.140	0	0	0	0	0	150.140
402	02	05	00	Piedra, arcilla, arena y tierra	150.140	0	0	0	0	0	150.140
402	03	00	00	Textiles y vestuarios	125.441.619	0	0	0	0	0	125.441.619
402	03	01	00	Textiles	20.495.041	0	0	0	0	0	20.495.041
402	03	02	00	Prendas de vestir	65.416.078	0	0	0	0	0	65.416.078
402	03	03	00	Calzados	39.530.500	0	0	0	0	0	39.530.500
402	04	00	00	Productos de cuero y caucho	1.555.380	0	0	0	0	0	1.555.380
402	04	03	00	Cauchos y tripas para vehículos	1.555.380	0	0	0	0	0	1.555.380
402	05	00	00	Productos de papel, cartón e impresos	7.351.494	0	0	0	0	0	7.351.494
402	05	01	00	Pulpa de madera, papel y cartón	1.420.963	0	0	0	0	0	1.420.963
402	05	02	00	Envases y cajas de papel y cartón	167.940	0	0	0	0	0	167.940
402	05	03	00	Productos de papel y cartón para oficina	3.721.129	0	0	0	0	0	3.721.129
402	05	04	00	Libros, revistas y periódicos	122.519	0	0	0	0	0	122.519
402	05	05	00	Material de enseñanza	38.000	0	0	0	0	0	38.000
402	05	06	00	Productos de papel y cartón para computación	716.632	0	0	0	0	0	716.632
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.164.311	0	0	0	0	0	1.164.311
402	06	00	00	Productos químicos y derivados	8.265.497	0	0	0	0	0	8.265.497
402	06	01	00	Sustancias químicas y de uso industrial	88.000	0	0	0	0	0	88.000
402	06	02	00	Abonos, plaguicidas y otros	9.825	0	0	0	0	0	9.825
402	06	03	00	Tintas, pinturas y colorantes	2.540.708	0	0	0	0	0	2.540.708
402	06	04	00	Productos farmacéuticos y medicamentos	158.590	0	0	0	0	0	158.590
402	06	05	00	Productos de tocador	2.580.035	0	0	0	0	0	2.580.035
402	06	06	00	Combustibles y lubricantes	2.531.746	0	0	0	0	0	2.531.746
402	06	07	00	Productos diversos derivados del petróleo y del carbón	60.000	0	0	0	0	0	60.000
402	06	08	00	Productos plásticos	296.593	0	0	0	0	0	296.593
402	07	00	00	Productos minerales no metálicos	689.040	0	0	0	0	0	689.040

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	02	00	Vidrios y productos de vidrio	22.970	0	0	0	0	0	22.970
402	07	03	00	Productos de arcilla para construcción	115.410	0	0	0	0	0	115.410
402	07	04	00	Cemento, cal y yeso	550.660	0	0	0	0	0	550.660
402	08	00	00	Productos metálicos	21.799.082	0	0	0	0	0	21.799.082
402	08	01	00	Productos primarios de hierro y acero	530.386	0	0	0	0	0	530.386
402	08	02	00	Productos de metales no ferrosos	63.600	0	0	0	0	0	63.600
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	589.566	0	0	0	0	0	589.566
402	08	04	00	Productos metálicos estructurales	400.000	0	0	0	0	0	400.000
402	08	05	00	Materiales de orden público, seguridad y defensa	18.200.000	0	0	0	0	0	18.200.000
402	08	07	00	Material de señalamiento	90.000	0	0	0	0	0	90.000
402	08	08	00	Material de educación	13.500	0	0	0	0	0	13.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.572.042	0	0	0	0	0	1.572.042
402	08	10	00	Repuestos y accesorios para otros equipos	324.988	0	0	0	0	0	324.988
402	08	99	00	Otros productos metálicos	15.000	0	0	0	0	0	15.000
402	09	00	00	Productos de madera	43.237	0	0	0	0	0	43.237
402	09	01	00	Productos primarios de madera	27.648	0	0	0	0	0	27.648
402	09	02	00	Muebles y accesorios de madera para edificaciones	15.589	0	0	0	0	0	15.589
402	10	00	00	Productos varios y útiles diversos	14.951.522	0	0	0	0	0	14.951.522
402	10	01	00	Artículos de deporte, recreación y juguetes	270.696	0	0	0	0	0	270.696
402	10	02	00	Materiales y útiles de limpieza y aseo	5.055.461	0	0	0	0	0	5.055.461
402	10	03	00	Utensilios de cocina y comedor	2.983.195	0	0	0	0	0	2.983.195
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	15.500	0	0	0	0	0	15.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.787.072	0	0	0	0	0	1.787.072
402	10	06	00	Condecoraciones, ofrendas y similares	357.280	0	0	0	0	0	357.280
402	10	07	00	Productos de seguridad en el trabajo	203.700	0	0	0	0	0	203.700
402	10	08	00	Materiales para equipos de computación	2.613.405	0	0	0	0	0	2.613.405
402	10	10	00	Útiles religiosos	5.000	0	0	0	0	0	5.000
402	10	11	00	Materiales eléctricos	1.018.008	0	0	0	0	0	1.018.008
402	10	12	00	Materiales para instalaciones sanitarias	490.830	0	0	0	0	0	490.830

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO

META: 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	13	00	Materiales fotográficos	82.875	0	0	0	0	0	82.875
402	10	99	00	Otros productos y útiles diversos	68.500	0	0	0	0	0	68.500
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**118.862.819**	**0**	**0**	**0**	**0**	**0**	**118.862.819**
403	01	00	00	Alquileres de inmuebles	15.000	0	0	0	0	0	15.000
403	01	01	00	Alquileres de edificios y locales	15.000	0	0	0	0	0	15.000
403	02	00	00	Alquileres de maquinaria y equipos	153.400	0	0	0	0	0	153.400
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	129.400	0	0	0	0	0	129.400
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	24.000	0	0	0	0	0	24.000
403	03	00	00	Derechos sobre bienes intangibles	75.375	0	0	0	0	0	75.375
403	03	03	00	Paquetes y programas de computación	75.375	0	0	0	0	0	75.375
403	04	00	00	Servicios básicos	1.053.420	0	0	0	0	0	1.053.420
403	04	02	00	Gas	53.420	0	0	0	0	0	53.420
403	04	05	00	Servicio de comunicaciones	1.000.000	0	0	0	0	0	1.000.000
403	06	00	00	Servicios de transporte y almacenaje	157.950	0	0	0	0	0	157.950
403	06	01	00	Fletes y embalajes	64.950	0	0	0	0	0	64.950
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	93.000	0	0	0	0	0	93.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	649.480	0	0	0	0	0	649.480
403	07	01	00	Publicidad y propaganda	200.100	0	0	0	0	0	200.100
403	07	02	00	Imprenta y reproducción	331.700	0	0	0	0	0	331.700
403	07	03	00	Relaciones sociales	90.680	0	0	0	0	0	90.680
403	07	04	00	Avisos	27.000	0	0	0	0	0	27.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	88.585	0	0	0	0	0	88.585
403	08	01	00	Primas y gastos de seguros	87.859	0	0	0	0	0	87.859
403	08	02	00	Comisiones y gastos bancarios	726	0	0	0	0	0	726
403	09	00	00	Viáticos y pasajes	33.490.223	0	0	0	0	0	33.490.223
403	09	01	00	Viáticos y pasajes dentro del país	14.331.662	0	0	0	0	0	14.331.662
403	09	02	00	Viáticos y pasajes fuera del país	19.158.561	0	0	0	0	0	19.158.561

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	2.045.934	0	0	0	0	0	2.045.934
403	10	01	00	Servicios jurídicos	34.000	0	0	0	0	0	34.000
403	10	03	00	Servicios de procesamiento de datos	300.000	0	0	0	0	0	300.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	10.000	0	0	0	0	0	10.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.085.934	0	0	0	0	0	1.085.934
403	10	09	00	Servicios de lavandería y tintorería	600.000	0	0	0	0	0	600.000
403	10	99	00	Otros servicios profesionales y técnicos	16.000	0	0	0	0	0	16.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.855.831	0	0	0	0	0	8.855.831
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	593.446	0	0	0	0	0	593.446
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.732.983	0	0	0	0	0	3.732.983
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	114.400	0	0	0	0	0	114.400
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	0	20.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.633.202	0	0	0	0	0	3.633.202
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	761.800	0	0	0	0	0	761.800
403	12	00	00	Conservación y reparaciones menores de obras	42.000.729	0	0	0	0	0	42.000.729
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	42.000.729	0	0	0	0	0	42.000.729
403	15	00	00	Servicios fiscales	7.020	0	0	0	0	0	7.020
403	15	02	00	Tasas y otros derechos obligatorios	7.020	0	0	0	0	0	7.020
403	16	00	00	Servicios de diversión, esparcimiento y culturales	207.640	0	0	0	0	0	207.640
403	16	01	00	Servicios de diversión, esparcimiento y culturales	207.640	0	0	0	0	0	207.640
403	18	00	00	Impuestos indirectos	30.062.232	0	0	0	0	0	30.062.232
403	18	01	00	Impuesto al valor agregado	30.062.232	0	0	0	0	0	30.062.232
404	**00**	**00**	**00**	**Activos reales**	**5.954.298**	**0**	**0**	**0**	**0**	**0**	**5.954.298**
404	01	00	00	Repuestos y reparaciones mayores	245.650	0	0	0	0	0	245.650
404	01	01	00	Repuestos mayores	178.800	0	0	0	0	0	178.800
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	178.800	0	0	0	0	0	178.800
404	01	02	00	Reparaciones mayores de maquinaria y equipos	66.850	0	0	0	0	0	66.850
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y	66.850	0	0	0	0	0	66.850

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO

META: 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				alojamiento							
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.961.178	0	0	0	0	0	3.961.178
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	140.000	0	0	0	0	0	140.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	85.000	0	0	0	0	0	85.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.736.178	0	0	0	0	0	3.736.178
404	04	00	00	Equipos de transporte, tracción y elevación	870.000	0	0	0	0	0	870.000
404	04	01	00	Vehículos automotores terrestres	870.000	0	0	0	0	0	870.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	19.580	0	0	0	0	0	19.580
404	05	01	00	Equipos de telecomunicaciones	19.580	0	0	0	0	0	19.580
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	25.000	0	0	0	0	0	25.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	25.000	0	0	0	0	0	25.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.000	0	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	732.890	0	0	0	0	0	732.890
404	09	01	00	Mobiliario y equipos de oficina	350.640	0	0	0	0	0	350.640
404	09	02	00	Equipos de computación	187.000	0	0	0	0	0	187.000
404	09	03	00	Mobiliario y equipos de alojamiento	166.370	0	0	0	0	0	166.370
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	28.880	0	0	0	0	0	28.880
404	12	00	00	Activos intangibles	90.000	0	0	0	0	0	90.000
404	12	04	00	Paquetes y programas de computación	30.000	0	0	0	0	0	30.000
404	12	05	00	Estudios y proyectos	60.000	0	0	0	0	0	60.000
				Totales	**317.327.684**	**0**	**0**	**0**	**0**	**0**	**317.327.684**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO

META: 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080084001 DOTAR DE MATERIAL DE USO COMÚN, A LAS UNIDADES Y DEPENDENCIAS DE LA FANB.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 5

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**133.328.289**	**0**	**0**	**0**	**0**	0	**133.328.289**
402	03	00	00	Textiles y vestuarios	125.068.089	0	0	0	0	0	125.068.089
402	03	01	00	Textiles	20.386.411	0	0	0	0	0	20.386.411
402	03	02	00	Prendas de vestir	65.216.278	0	0	0	0	0	65.216.278
402	03	03	00	Calzados	39.465.400	0	0	0	0	0	39.465.400
402	05	00	00	Productos de papel, cartón e impresos	917.800	0	0	0	0	0	917.800
402	05	01	00	Pulpa de madera, papel y cartón	917.800	0	0	0	0	0	917.800
402	06	00	00	Productos químicos y derivados	2.541.600	0	0	0	0	0	2.541.600
402	06	05	00	Productos de tocador	2.541.600	0	0	0	0	0	2.541.600
402	10	00	00	Productos varios y útiles diversos	4.800.800	0	0	0	0	0	4.800.800
402	10	02	00	Materiales y útiles de limpieza y aseo	2.329.800	0	0	0	0	0	2.329.800
402	10	03	00	Utensilios de cocina y comedor	2.471.000	0	0	0	0	0	2.471.000
403	**00**	**00**	**00**	**Servicios no personales**	**15.999.395**	**0**	**0**	**0**	**0**	0	**15.999.395**
403	18	00	00	Impuestos indirectos	15.999.395	0	0	0	0	0	15.999.395
403	18	01	00	Impuesto al valor agregado	15.999.395	0	0	0	0	0	15.999.395
				Totales	**149.327.684**	**0**	**0**	**0**	**0**	0	**149.327.684**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080084002 DOTAR Y ALMACENAR ARMAS, MUNICIONES Y EXPLOSIVOS, ASÍ COMO TAMBIÉN EL SERVICIO DE PERMISOLOGÍA Y MANTENIMIENTO.

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ARMAS Y EXPLOSIVOS (DAEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**22.521.000**	**0**	**0**	**0**	**0**	0	**22.521.000**
402	01	00	00	Productos alimenticios y agropecuarios	250.000	0	0	0	0	0	250.000
402	01	01	00	Alimentos y bebidas para personas	250.000	0	0	0	0	0	250.000
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	0	100.000
402	04	03	00	Cauchos y tripas para vehiculos	100.000	0	0	0	0	0	100.000
402	05	00	00	Productos de papel, cartón e impresos	634.000	0	0	0	0	0	634.000
402	05	01	00	Pulpa de madera, papel y cartón	120.000	0	0	0	0	0	120.000
402	05	02	00	Envases y cajas de papel y cartón	84.000	0	0	0	0	0	84.000
402	05	03	00	Productos de papel y cartón para oficina	250.000	0	0	0	0	0	250.000
402	05	05	00	Material de enseñanza	15.000	0	0	0	0	0	15.000
402	05	06	00	Productos de papel y cartón para computación	15.000	0	0	0	0	0	15.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	150.000	0	0	0	0	0	150.000
402	06	00	00	Productos químicos y derivados	630.000	0	0	0	0	0	630.000
402	06	01	00	Sustancias químicas y de uso industrial	70.000	0	0	0	0	0	70.000
402	06	03	00	Tintas, pinturas y colorantes	400.000	0	0	0	0	0	400.000
402	06	06	00	Combustibles y lubricantes	80.000	0	0	0	0	0	80.000
402	06	08	00	Productos plásticos	80.000	0	0	0	0	0	80.000
402	07	00	00	Productos minerales no metálicos	400.000	0	0	0	0	0	400.000
402	07	04	00	Cemento, cal y yeso	400.000	0	0	0	0	0	400.000
402	08	00	00	Productos metálicos	19.493.000	0	0	0	0	0	19.493.000
402	08	01	00	Productos primarios de hierro y acero	480.000	0	0	0	0	0	480.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	230.000	0	0	0	0	0	230.000
402	08	04	00	Productos metálicos estructurales	400.000	0	0	0	0	0	400.000
402	08	05	00	Materiales de orden público, seguridad y defensa	18.200.000	0	0	0	0	0	18.200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080084002 DOTAR Y ALMACENAR ARMAS, MUNICIONES Y EXPLOSIVOS, ASÍ COMO TAMBIÉN EL SERVICIO DE PERMISOLOGÍA Y MANTENIMIENTO.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ARMAS Y EXPLOSIVOS (DAEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	150.000	0	0	0	0	0	150.000
402	08	10	00	Repuestos y accesorios para otros equipos	18.000	0	0	0	0	0	18.000
402	08	99	00	Otros productos metálicos	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	1.014.000	0	0	0	0	0	1.014.000
402	10	02	00	Materiales y útiles de limpieza y aseo	200.000	0	0	0	0	0	200.000
402	10	03	00	Utensilios de cocina y comedor	100.000	0	0	0	0	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	120.000	0	0	0	0	0	120.000
402	10	06	00	Condecoraciones, ofrendas y similares	14.000	0	0	0	0	0	14.000
402	10	07	00	Productos de seguridad en el trabajo	100.000	0	0	0	0	0	100.000
402	10	08	00	Materiales para equipos de computación	200.000	0	0	0	0	0	200.000
402	10	11	00	Materiales eléctricos	200.000	0	0	0	0	0	200.000
402	10	12	00	Materiales para instalaciones sanitarias	80.000	0	0	0	0	0	80.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.379.000**	**0**	**0**	**0**	**0**	0	**5.379.000**
403	04	00	00	Servicios básicos	200.000	0	0	0	0	0	200.000
403	04	05	00	Servicio de comunicaciones	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	1.187.460	0	0	0	0	0	1.187.460
403	09	01	00	Viáticos y pasajes dentro del país	754.020	0	0	0	0	0	754.020
403	09	02	00	Viáticos y pasajes fuera del país	433.440	0	0	0	0	0	433.440
403	10	00	00	Servicios profesionales y técnicos	150.000	0	0	0	0	0	150.000
403	10	07	00	Servicios de capacitación y adiestramiento	150.000	0	0	0	0	0	150.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	700.000	0	0	0	0	0	700.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	200.000	0	0	0	0	0	200.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080084002 DOTAR Y ALMACENAR ARMAS, MUNICIONES Y EXPLOSIVOS, ASÍ COMO TAMBIÉN EL SERVICIO DE PERMISOLOGÍA Y MANTENIMIENTO.

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ARMAS Y EXPLOSIVOS (DAEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	15	00	00	Servicios fiscales	7.020	0	0	0	0	0	7.020
403	15	02	00	Tasas y otros derechos obligatorios	7.020	0	0	0	0	0	7.020
403	18	00	00	Impuestos indirectos	3.134.520	0	0	0	0	0	3.134.520
403	18	01	00	Impuesto al valor agregado	3.134.520	0	0	0	0	0	3.134.520
404	**00**	**00**	**00**	**Activos reales**	**2.100.000**	**0**	**0**	**0**	**0**	0	**2.100.000**
404	01	00	00	Repuestos y reparaciones mayores	245.650	0	0	0	0	0	245.650
404	01	01	00	Repuestos mayores	178.800	0	0	0	0	0	178.800
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	178.800	0	0	0	0	0	178.800
404	01	02	00	Reparaciones mayores de maquinaria y equipos	66.850	0	0	0	0	0	66.850
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	66.850	0	0	0	0	0	66.850
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	331.250	0	0	0	0	0	331.250
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	140.000	0	0	0	0	0	140.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	85.000	0	0	0	0	0	85.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	106.250	0	0	0	0	0	106.250
404	04	00	00	Equipos de transporte, tracción y elevación	870.000	0	0	0	0	0	870.000
404	04	01	00	Vehículos automotores terrestres	870.000	0	0	0	0	0	870.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	19.580	0	0	0	0	0	19.580
404	05	01	00	Equipos de telecomunicaciones	19.580	0	0	0	0	0	19.580
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	603.520	0	0	0	0	0	603.520
404	09	01	00	Mobiliario y equipos de oficina	305.640	0	0	0	0	0	305.640
404	09	02	00	Equipos de computación	125.500	0	0	0	0	0	125.500
404	09	03	00	Mobiliario y equipos de alojamiento	156.000	0	0	0	0	0	156.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	16.380	0	0	0	0	0	16.380

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080084002 DOTAR Y ALMACENAR ARMAS, MUNICIONES Y EXPLOSIVOS, ASÍ COMO TAMBIÉN EL SERVICIO DE PERMISOLOGÍA Y MANTENIMIENTO.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 9

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ARMAS Y EXPLOSIVOS (DAEX)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	12	00	00	Activos intangibles	30.000	0	0	0	0	0	30.000
404	12	04	00	Paquetes y programas de computación	30.000	0	0	0	0	0	30.000
				Totales	**30.000.000**	**0**	**0**	**0**	**0**	0	**30.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080084003 PROPORCIONAR SERVICIO DE APOYO EN EL ÁREA DE MANTENIMIENTO, INFRAESTRUCTURA, INGENIERÍA Y CATASTRO A LAS DIFERENTES UNIDADES Y DEPENDENCIAS DE LA FANB

UNIDAD DE MEDIDA: PLAN **META:** 16

RESPONSABLE/EJECUTOR: DIRECCIÓN DE MANTENIMIENTO, INFRAESTRUCTURA E INGENIERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.465.165**	**0**	**0**	**0**	**0**	0	**2.465.165**
402	01	00	00	Productos alimenticios y agropecuarios	46.176	0	0	0	0	0	46.176
402	01	01	00	Alimentos y bebidas para personas	46.176	0	0	0	0	0	46.176
402	02	00	00	Productos de minas, canteras y yacimientos	107.340	0	0	0	0	0	107.340
402	02	05	00	Piedra, arcilla, arena y tierra	107.340	0	0	0	0	0	107.340
402	04	00	00	Productos de cuero y caucho	140.000	0	0	0	0	0	140.000
402	04	03	00	Cauchos y tripas para vehículos	140.000	0	0	0	0	0	140.000
402	05	00	00	Productos de papel, cartón e impresos	511.184	0	0	0	0	0	511.184
402	05	01	00	Pulpa de madera, papel y cartón	39.860	0	0	0	0	0	39.860
402	05	03	00	Productos de papel y cartón para oficina	335.000	0	0	0	0	0	335.000
402	05	04	00	Libros, revistas y periódicos	1.120	0	0	0	0	0	1.120
402	05	06	00	Productos de papel y cartón para computación	85.534	0	0	0	0	0	85.534
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	49.670	0	0	0	0	0	49.670
402	06	00	00	Productos químicos y derivados	502.007	0	0	0	0	0	502.007
402	06	02	00	Abonos, plaguicidas y otros	5.925	0	0	0	0	0	5.925
402	06	03	00	Tintas, pinturas y colorantes	231.379	0	0	0	0	0	231.379
402	06	04	00	Productos farmacéuticos y medicamentos	55.590	0	0	0	0	0	55.590
402	06	05	00	Productos de tocador	8.435	0	0	0	0	0	8.435
402	06	06	00	Combustibles y lubricantes	119.110	0	0	0	0	0	119.110
402	06	08	00	Productos plásticos	81.568	0	0	0	0	0	81.568
402	07	00	00	Productos minerales no metálicos	163.240	0	0	0	0	0	163.240
402	07	02	00	Vidrios y productos de vidrio	22.970	0	0	0	0	0	22.970
402	07	03	00	Productos de arcilla para construcción	58.910	0	0	0	0	0	58.910
402	07	04	00	Cemento, cal y yeso	81.360	0	0	0	0	0	81.360

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080084003 PROPORCIONAR SERVICIO DE APOYO EN EL ÁREA DE MANTENIMIENTO, INFRAESTRUCTURA, INGENIERÍA Y CATASTRO A LAS DIFERENTES UNIDADES Y DEPENDENCIAS DE LA FANB

UNIDAD DE MEDIDA: PLAN **META:** 16

RESPONSABLE/EJECUTOR: DIRECCIÓN DE MANTENIMIENTO, INFRAESTRUCTURA E INGENIERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	360.172	0	0	0	0	0	360.172
402	08	01	00	Productos primarios de hierro y acero	50.386	0	0	0	0	0	50.386
402	08	02	00	Productos de metales no ferrosos	22.800	0	0	0	0	0	22.800
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	27.436	0	0	0	0	0	27.436
402	08	09	00	Repuestos y accesorios para equipos de transporte	240.120	0	0	0	0	0	240.120
402	08	10	00	Repuestos y accesorios para otros equipos	19.430	0	0	0	0	0	19.430
402	09	00	00	Productos de madera	43.237	0	0	0	0	0	43.237
402	09	01	00	Productos primarios de madera	27.648	0	0	0	0	0	27.648
402	09	02	00	Muebles y accesorios de madera para edificaciones	15.589	0	0	0	0	0	15.589
402	10	00	00	Productos varios y útiles diversos	591.809	0	0	0	0	0	591.809
402	10	01	00	Artículos de deporte, recreación y juguetes	7.436	0	0	0	0	0	7.436
402	10	02	00	Materiales y útiles de limpieza y aseo	92.660	0	0	0	0	0	92.660
402	10	03	00	Utensilios de cocina y comedor	28.115	0	0	0	0	0	28.115
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	56.400	0	0	0	0	0	56.400
402	10	06	00	Condecoraciones, ofrendas y similares	15.080	0	0	0	0	0	15.080
402	10	08	00	Materiales para equipos de computación	256.444	0	0	0	0	0	256.444
402	10	11	00	Materiales eléctricos	79.674	0	0	0	0	0	79.674
402	10	12	00	Materiales para instalaciones sanitarias	56.000	0	0	0	0	0	56.000
403	**00**	**00**	**00**	**Servicios no personales**	**45.534.835**	**0**	**0**	**0**	**0**	0	**45.534.835**
403	04	00	00	Servicios básicos	1.920	0	0	0	0	0	1.920
403	04	02	00	Gas	1.920	0	0	0	0	0	1.920
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.300	0	0	0	0	0	3.300
403	07	02	00	Imprenta y reproducción	3.300	0	0	0	0	0	3.300
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	87.859	0	0	0	0	0	87.859

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080084003 PROPORCIONAR SERVICIO DE APOYO EN EL ÁREA DE MANTENIMIENTO, INFRAESTRUCTURA, INGENIERÍA Y CATASTRO A LAS DIFERENTES UNIDADES Y DEPENDENCIAS DE LA FANB

UNIDAD DE MEDIDA: *PLAN* **META:** 16

RESPONSABLE/EJECUTOR: DIRECCIÓN DE MANTENIMIENTO, INFRAESTRUCTURA E INGENIERÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	01	00	Primas y gastos de seguros	87.859	0	0	0	0	0	87.859
403	09	00	00	Viáticos y pasajes	738.845	0	0	0	0	0	738.845
403	09	01	00	Viáticos y pasajes dentro del pais	738.845	0	0	0	0	0	738.845
403	10	00	00	Servicios profesionales y técnicos	98.284	0	0	0	0	0	98.284
403	10	07	00	Servicios de capacitación y adiestramiento	82.284	0	0	0	0	0	82.284
403	10	99	00	Otros servicios profesionales y técnicos	16.000	0	0	0	0	0	16.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	230.146	0	0	0	0	0	230.146
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	27.446	0	0	0	0	0	27.446
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	153.900	0	0	0	0	0	153.900
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	48.800	0	0	0	0	0	48.800
403	12	00	00	Conservación y reparaciones menores de obras	39.231.624	0	0	0	0	0	39.231.624
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	39.231.624	0	0	0	0	0	39.231.624
403	18	00	00	Impuestos indirectos	5.142.857	0	0	0	0	0	5.142.857
403	18	01	00	Impuesto al valor agregado	5.142.857	0	0	0	0	0	5.142.857
				Totales	**48.000.000**	**0**	**0**	**0**	**0**	0	**48.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080084004 PRESTAR SERVICIO DE ARTES GRÁFICAS A LAS UNIDADES Y DEPENDENCIAS DE LA FANB

UNIDAD DE MEDIDA: IMPRESIÓN Y REPRODUCCIÓN **META:** 250

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ARTES GRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**681.603**	**0**	**0**	**0**	**0**	0	**681.603**
402	03	00	00	Textiles y vestuarios	11.700	0	0	0	0	0	11.700
402	03	01	00	Textiles	11.700	0	0	0	0	0	11.700
402	04	00	00	Productos de cuero y caucho	20.839	0	0	0	0	0	20.839
402	04	03	00	Cauchos y tripas para vehículos	20.839	0	0	0	0	0	20.839
402	05	00	00	Productos de papel, cartón e impresos	395.132	0	0	0	0	0	395.132
402	05	01	00	Pulpa de madera, papel y cartón	30.030	0	0	0	0	0	30.030
402	05	03	00	Productos de papel y cartón para oficina	3.115	0	0	0	0	0	3.115
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	361.987	0	0	0	0	0	361.987
402	06	00	00	Productos químicos y derivados	58.608	0	0	0	0	0	58.608
402	06	02	00	Abonos, plaguicidas y otros	3.900	0	0	0	0	0	3.900
402	06	03	00	Tintas, pinturas y colorantes	44.399	0	0	0	0	0	44.399
402	06	06	00	Combustibles y lubricantes	10.309	0	0	0	0	0	10.309
402	08	00	00	Productos metálicos	64.920	0	0	0	0	0	64.920
402	08	09	00	Repuestos y accesorios para equipos de transporte	19.920	0	0	0	0	0	19.920
402	08	10	00	Repuestos y accesorios para otros equipos	45.000	0	0	0	0	0	45.000
402	10	00	00	Productos varios y útiles diversos	130.404	0	0	0	0	0	130.404
402	10	02	00	Materiales y útiles de limpieza y aseo	33.236	0	0	0	0	0	33.236
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	07	00	Productos de seguridad en el trabajo	10.200	0	0	0	0	0	10.200
402	10	08	00	Materiales para equipos de computación	6.699	0	0	0	0	0	6.699
402	10	11	00	Materiales eléctricos	8.514	0	0	0	0	0	8.514
402	10	12	00	Materiales para instalaciones sanitarias	12.380	0	0	0	0	0	12.380
402	10	13	00	Materiales fotográficos	54.375	0	0	0	0	0	54.375

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080084004 PRESTAR SERVICIO DE ARTES GRÁFICAS A LAS UNIDADES Y DEPENDENCIAS DE LA FANB

UNIDAD DE MEDIDA: IMPRESIÓN Y REPRODUCCIÓN **META:** 250

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ARTES GRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**746.969**	**0**	**0**	**0**	**0**	0	**746.969**
403	10	00	00	Servicios profesionales y técnicos	15.000	0	0	0	0	0	15.000
403	10	07	00	Servicios de capacitación y adiestramiento	15.000	0	0	0	0	0	15.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	196.254	0	0	0	0	0	196.254
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	120.000	0	0	0	0	0	120.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	26.254	0	0	0	0	0	26.254
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	535.715	0	0	0	0	0	535.715
403	18	01	00	Impuesto al valor agregado	535.715	0	0	0	0	0	535.715
404	**00**	**00**	**00**	**Activos reales**	**3.571.428**	**0**	**0**	**0**	**0**	0	**3.571.428**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.571.428	0	0	0	0	0	3.571.428
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.571.428	0	0	0	0	0	3.571.428
				Totales	**5.000.000**	**0**	**0**	**0**	**0**	0	**5.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080084005 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DEL EJÉRCITO Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE EJÉRCITO.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 24

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DEL EJÉRCITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.415.600**	**0**	**0**	**0**	**0**	0	**12.415.600**
402	01	00	00	Productos alimenticios y agropecuarios	5.771.550	0	0	0	0	0	5.771.550
402	01	01	00	Alimentos y bebidas para personas	5.771.550	0	0	0	0	0	5.771.550
402	03	00	00	Textiles y vestuarios	138.200	0	0	0	0	0	138.200
402	03	02	00	Prendas de vestir	76.700	0	0	0	0	0	76.700
402	03	03	00	Calzados	61.500	0	0	0	0	0	61.500
402	04	00	00	Productos de cuero y caucho	587.600	0	0	0	0	0	587.600
402	04	03	00	Cauchos y tripas para vehículos	587.600	0	0	0	0	0	587.600
402	05	00	00	Productos de papel, cartón e impresos	1.081.600	0	0	0	0	0	1.081.600
402	05	01	00	Pulpa de madera, papel y cartón	29.500	0	0	0	0	0	29.500
402	05	03	00	Productos de papel y cartón para oficina	606.500	0	0	0	0	0	606.500
402	05	04	00	Libros, revistas y periódicos	16.000	0	0	0	0	0	16.000
402	05	05	00	Material de enseñanza	6.500	0	0	0	0	0	6.500
402	05	06	00	Productos de papel y cartón para computación	243.750	0	0	0	0	0	243.750
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	179.350	0	0	0	0	0	179.350
402	06	00	00	Productos químicos y derivados	1.751.600	0	0	0	0	0	1.751.600
402	06	01	00	Sustancias químicas y de uso industrial	18.000	0	0	0	0	0	18.000
402	06	03	00	Tintas, pinturas y colorantes	979.400	0	0	0	0	0	979.400
402	06	04	00	Productos farmacéuticos y medicamentos	57.000	0	0	0	0	0	57.000
402	06	05	00	Productos de tocador	30.000	0	0	0	0	0	30.000
402	06	06	00	Combustibles y lubricantes	646.200	0	0	0	0	0	646.200
402	06	08	00	Productos plásticos	21.000	0	0	0	0	0	21.000
402	07	00	00	Productos minerales no metálicos	6.000	0	0	0	0	0	6.000
402	07	04	00	Cemento, cal y yeso	6.000	0	0	0	0	0	6.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080084005 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DEL EJÉRCITO Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE EJÉRCITO.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 24

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DEL EJÉRCITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	936.000	0	0	0	0	0	936.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	167.300	0	0	0	0	0	167.300
402	08	07	00	Material de señalamiento	90.000	0	0	0	0	0	90.000
402	08	08	00	Material de educación	13.500	0	0	0	0	0	13.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	480.200	0	0	0	0	0	480.200
402	08	10	00	Repuestos y accesorios para otros equipos	185.000	0	0	0	0	0	185.000
402	10	00	00	Productos varios y útiles diversos	2.138.050	0	0	0	0	0	2.138.050
402	10	01	00	Artículos de deporte, recreación y juguetes	41.050	0	0	0	0	0	41.050
402	10	02	00	Materiales y útiles de limpieza y aseo	392.200	0	0	0	0	0	392.200
402	10	03	00	Utensilios de cocina y comedor	163.400	0	0	0	0	0	163.400
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	15.500	0	0	0	0	0	15.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	234.000	0	0	0	0	0	234.000
402	10	06	00	Condecoraciones, ofrendas y similares	98.000	0	0	0	0	0	98.000
402	10	07	00	Productos de seguridad en el trabajo	51.500	0	0	0	0	0	51.500
402	10	08	00	Materiales para equipos de computación	528.000	0	0	0	0	0	528.000
402	10	10	00	Útiles religiosos	5.000	0	0	0	0	0	5.000
402	10	11	00	Materiales eléctricos	373.500	0	0	0	0	0	373.500
402	10	12	00	Materiales para instalaciones sanitarias	144.900	0	0	0	0	0	144.900
402	10	13	00	Materiales fotográficos	22.500	0	0	0	0	0	22.500
402	10	99	00	Otros productos y útiles diversos	68.500	0	0	0	0	0	68.500
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**15.584.400**	**0**	**0**	**0**	**0**	0	**15.584.400**
403	02	00	00	Alquileres de maquinaria y equipos	40.000	0	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080084005 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DEL EJÉRCITO Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE EJÉRCITO.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 24

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DEL EJÉRCITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	16.000	0	0	0	0	0	16.000
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	24.000	0	0	0	0	0	24.000
403	04	00	00	Servicios básicos	838.000	0	0	0	0	0	838.000
403	04	02	00	Gas	38.000	0	0	0	0	0	38.000
403	04	05	00	Servicio de comunicaciones	800.000	0	0	0	0	0	800.000
403	06	00	00	Servicios de transporte y almacenaje	66.000	0	0	0	0	0	66.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	66.000	0	0	0	0	0	66.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	175.000	0	0	0	0	0	175.000
403	07	01	00	Publicidad y propaganda	28.000	0	0	0	0	0	28.000
403	07	02	00	Imprenta y reproducción	46.000	0	0	0	0	0	46.000
403	07	03	00	Relaciones sociales	86.000	0	0	0	0	0	86.000
403	07	04	00	Avisos	15.000	0	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	7.912.500	0	0	0	0	0	7.912.500
403	09	01	00	Viáticos y pasajes dentro del país	1.912.500	0	0	0	0	0	1.912.500
403	09	02	00	Viáticos y pasajes fuera del país	6.000.000	0	0	0	0	0	6.000.000
403	10	00	00	Servicios profesionales y técnicos	590.000	0	0	0	0	0	590.000
403	10	03	00	Servicios de procesamiento de datos	130.000	0	0	0	0	0	130.000
403	10	07	00	Servicios de capacitación y adiestramiento	460.000	0	0	0	0	0	460.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.451.100	0	0	0	0	0	3.451.100
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	236.000	0	0	0	0	0	236.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.026.000	0	0	0	0	0	1.026.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080084005 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DEL EJÉRCITO Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE EJÉRCITO.

UNIDAD DE MEDIDA: *ACTIVIDAD ADMINISTRATIVA* **META:** 24

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DEL EJÉRCITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.422.900	0	0	0	0	0	1.422.900
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	646.200	0	0	0	0	0	646.200
403	12	00	00	Conservación y reparaciones menores de obras	837.000	0	0	0	0	0	837.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	837.000	0	0	0	0	0	837.000
403	18	00	00	Impuestos indirectos	1.674.800	0	0	0	0	0	1.674.800
403	18	01	00	Impuesto al valor agregado	1.674.800	0	0	0	0	0	1.674.800
				Totales	**28.000.000**	**0**	**0**	**0**	**0**	0	**28.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 080084006 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DE LA ARMADA Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE ARMADA.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FINANZAS DE LA ARMADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.311.875**	**0**	**0**	**0**	**0**	0	**6.311.875**
402	01	00	00	Productos alimenticios y agropecuarios	3.283.268	0	0	0	0	0	3.283.268
402	01	01	00	Alimentos y bebidas para personas	3.283.268	0	0	0	0	0	3.283.268
402	04	00	00	Productos de cuero y caucho	14.000	0	0	0	0	0	14.000
402	04	03	00	Cauchos y tripas para vehículos	14.000	0	0	0	0	0	14.000
402	05	00	00	Productos de papel, cartón e impresos	763.962	0	0	0	0	0	763.962
402	05	01	00	Pulpa de madera, papel y cartón	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	648.168	0	0	0	0	0	648.168
402	05	04	00	Libros, revistas y periódicos	17.800	0	0	0	0	0	17.800
402	05	06	00	Productos de papel y cartón para computación	65.830	0	0	0	0	0	65.830
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	22.164	0	0	0	0	0	22.164
402	06	00	00	Productos químicos y derivados	328.630	0	0	0	0	0	328.630
402	06	03	00	Tintas, pinturas y colorantes	265.680	0	0	0	0	0	265.680
402	06	08	00	Productos plásticos	62.950	0	0	0	0	0	62.950
402	08	00	00	Productos metálicos	161.774	0	0	0	0	0	161.774
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	26.850	0	0	0	0	0	26.850
402	08	09	00	Repuestos y accesorios para equipos de transporte	102.766	0	0	0	0	0	102.766
402	08	10	00	Repuestos y accesorios para otros equipos	32.158	0	0	0	0	0	32.158
402	10	00	00	Productos varios y útiles diversos	1.760.241	0	0	0	0	0	1.760.241
402	10	02	00	Materiales y útiles de limpieza y aseo	507.985	0	0	0	0	0	507.985
402	10	03	00	Utensilios de cocina y comedor	14.000	0	0	0	0	0	14.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	454.530	0	0	0	0	0	454.530
402	10	07	00	Productos de seguridad en el trabajo	6.000	0	0	0	0	0	6.000
402	10	08	00	Materiales para equipos de computación	693.106	0	0	0	0	0	693.106

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080084006 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DE LA ARMADA Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE ARMADA.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN DE FINANZAS DE LA ARMADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	76.620	0	0	0	0	0	76.620
402	10	12	00	Materiales para instalaciones sanitarias	8.000	0	0	0	0	0	8.000
403	**00**	**00**	**00**	**Servicios no personales**	**15.688.125**	**0**	**0**	**0**	**0**	0	**15.688.125**
403	09	00	00	Viáticos y pasajes	11.526.220	0	0	0	0	0	11.526.220
403	09	01	00	Viáticos y pasajes dentro del país	4.371.220	0	0	0	0	0	4.371.220
403	09	02	00	Viáticos y pasajes fuera del país	7.155.000	0	0	0	0	0	7.155.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.303.335	0	0	0	0	0	1.303.335
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	643.552	0	0	0	0	0	643.552
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	659.783	0	0	0	0	0	659.783
403	12	00	00	Conservación y reparaciones menores de obras	1.697.380	0	0	0	0	0	1.697.380
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.697.380	0	0	0	0	0	1.697.380
403	18	00	00	Impuestos indirectos	1.161.190	0	0	0	0	0	1.161.190
403	18	01	00	Impuesto al valor agregado	1.161.190	0	0	0	0	0	1.161.190
				Totales	**22.000.000**	**0**	**0**	**0**	**0**	0	**22.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080084007 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DE LA AVIACIÓN Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE AVIACIÓN.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 113

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DE LA AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.567.345**	**0**	**0**	**0**	**0**	0	**4.567.345**
402	01	00	00	Productos alimenticios y agropecuarios	841.323	0	0	0	0	0	841.323
402	01	01	00	Alimentos y bebidas para personas	841.323	0	0	0	0	0	841.323
402	03	00	00	Textiles y vestuarios	126.700	0	0	0	0	0	126.700
402	03	02	00	Prendas de vestir	123.100	0	0	0	0	0	123.100
402	03	03	00	Calzados	3.600	0	0	0	0	0	3.600
402	04	00	00	Productos de cuero y caucho	152.641	0	0	0	0	0	152.641
402	04	03	00	Cauchos y tripas para vehículos	152.641	0	0	0	0	0	152.641
402	05	00	00	Productos de papel, cartón e impresos	1.042.699	0	0	0	0	0	1.042.699
402	05	01	00	Pulpa de madera, papel y cartón	147.323	0	0	0	0	0	147.323
402	05	02	00	Envases y cajas de papel y cartón	83.940	0	0	0	0	0	83.940
402	05	03	00	Productos de papel y cartón para oficina	452.046	0	0	0	0	0	452.046
402	05	04	00	Libros, revistas y periódicos	43.050	0	0	0	0	0	43.050
402	05	05	00	Material de enseñanza	16.500	0	0	0	0	0	16.500
402	05	06	00	Productos de papel y cartón para computación	104.400	0	0	0	0	0	104.400
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	195.440	0	0	0	0	0	195.440
402	06	00	00	Productos químicos y derivados	448.438	0	0	0	0	0	448.438
402	06	03	00	Tintas, pinturas y colorantes	189.392	0	0	0	0	0	189.392
402	06	04	00	Productos farmacéuticos y medicamentos	46.000	0	0	0	0	0	46.000
402	06	06	00	Combustibles y lubricantes	101.971	0	0	0	0	0	101.971
402	06	07	00	Productos diversos derivados del petróleo y del carbón	60.000	0	0	0	0	0	60.000
402	06	08	00	Productos plásticos	51.075	0	0	0	0	0	51.075
402	07	00	00	Productos minerales no metálicos	10.000	0	0	0	0	0	10.000
402	07	04	00	Cemento, cal y yeso	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080084007 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DE LA AVIACIÓN Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE AVIACIÓN.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 113

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DE LA AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	488.516	0	0	0	0	0	488.516
402	08	02	00	Productos de metales no ferrosos	40.800	0	0	0	0	0	40.800
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	137.980	0	0	0	0	0	137.980
402	08	09	00	Repuestos y accesorios para equipos de transporte	284.336	0	0	0	0	0	284.336
402	08	10	00	Repuestos y accesorios para otros equipos	25.400	0	0	0	0	0	25.400
402	10	00	00	Productos varios y útiles diversos	1.457.028	0	0	0	0	0	1.457.028
402	10	01	00	Artículos de deporte, recreación y juguetes	222.210	0	0	0	0	0	222.210
402	10	02	00	Materiales y útiles de limpieza y aseo	221.580	0	0	0	0	0	221.580
402	10	03	00	Utensilios de cocina y comedor	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	201.682	0	0	0	0	0	201.682
402	10	06	00	Condecoraciones, ofrendas y similares	230.200	0	0	0	0	0	230.200
402	10	07	00	Productos de seguridad en el trabajo	36.000	0	0	0	0	0	36.000
402	10	08	00	Materiales para equipos de computación	316.056	0	0	0	0	0	316.056
402	10	11	00	Materiales eléctricos	121.500	0	0	0	0	0	121.500
402	10	12	00	Materiales para instalaciones sanitarias	91.800	0	0	0	0	0	91.800
402	10	13	00	Materiales fotográficos	6.000	0	0	0	0	0	6.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.149.785**	**0**	**0**	**0**	**0**	0	**7.149.785**
403	02	00	00	Alquileres de maquinaria y equipos	113.400	0	0	0	0	0	113.400
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	113.400	0	0	0	0	0	113.400
403	03	00	00	Derechos sobre bienes intangibles	75.375	0	0	0	0	0	75.375
403	03	03	00	Paquetes y programas de computación	75.375	0	0	0	0	0	75.375
403	06	00	00	Servicios de transporte y almacenaje	27.000	0	0	0	0	0	27.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	27.000	0	0	0	0	0	27.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	40.680	0	0	0	0	0	40.680

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 080084007 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DE LA AVIACIÓN Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE AVIACIÓN.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 113

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DE LA AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	01	00	Publicidad y propaganda	12.000	0	0	0	0	0	12.000
403	07	02	00	Imprenta y reproducción	12.000	0	0	0	0	0	12.000
403	07	03	00	Relaciones sociales	4.680	0	0	0	0	0	4.680
403	07	04	00	Avisos	12.000	0	0	0	0	0	12.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	726	0	0	0	0	0	726
403	08	02	00	Comisiones y gastos bancarios	726	0	0	0	0	0	726
403	09	00	00	Viáticos y pasajes	5.060.246	0	0	0	0	0	5.060.246
403	09	01	00	Viáticos y pasajes dentro del país	1.570.125	0	0	0	0	0	1.570.125
403	09	02	00	Viáticos y pasajes fuera del país	3.490.121	0	0	0	0	0	3.490.121
403	10	00	00	Servicios profesionales y técnicos	179.650	0	0	0	0	0	179.650
403	10	01	00	Servicios jurídicos	34.000	0	0	0	0	0	34.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	10.000	0	0	0	0	0	10.000
403	10	07	00	Servicios de capacitación y adiestramiento	135.650	0	0	0	0	0	135.650
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	498.296	0	0	0	0	0	498.296
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	230.277	0	0	0	0	0	230.277
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	14.400	0	0	0	0	0	14.400
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	228.019	0	0	0	0	0	228.019
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	15.600	0	0	0	0	0	15.600
403	12	00	00	Conservación y reparaciones menores de obras	234.725	0	0	0	0	0	234.725
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	234.725	0	0	0	0	0	234.725
403	16	00	00	Servicios de diversión, esparcimiento y culturales	207.640	0	0	0	0	0	207.640
403	16	01	00	Servicios de diversión, esparcimiento y culturales	207.640	0	0	0	0	0	207.640

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080084007 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DE LA AVIACIÓN Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE AVIACIÓN.

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 113

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DE LA AVIACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	712.047	0	0	0	0	0	712.047
403	18	01	00	Impuesto al valor agregado	712.047	0	0	0	0	0	712.047
404	**00**	**00**	**00**	**Activos reales**	**282.870**	**0**	**0**	**0**	**0**	0	**282.870**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	58.500	0	0	0	0	0	58.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	58.500	0	0	0	0	0	58.500
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	25.000	0	0	0	0	0	25.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	25.000	0	0	0	0	0	25.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.000	0	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	129.370	0	0	0	0	0	129.370
404	09	01	00	Mobiliario y equipos de oficina	45.000	0	0	0	0	0	45.000
404	09	02	00	Equipos de computación	61.500	0	0	0	0	0	61.500
404	09	03	00	Mobiliario y equipos de alojamiento	10.370	0	0	0	0	0	10.370
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	12.500	0	0	0	0	0	12.500
404	12	00	00	Activos intangibles	60.000	0	0	0	0	0	60.000
404	12	05	00	Estudios y proyectos	60.000	0	0	0	0	0	60.000
				Totales	**12.000.000**	**0**	**0**	**0**	**0**	0	**12.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080084008 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DE LA GUARDIA NACIONAL BOLIVARIANA Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE GNB

UNIDAD DE MEDIDA: ACTIVIDAD ADMINISTRATIVA **META:** 16

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DE LA GUARDIA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.321.977**	**0**	**0**	**0**	**0**	0	**8.321.977**
402	01	00	00	Productos alimenticios y agropecuarios	1.931.112	0	0	0	0	0	1.931.112
402	01	01	00	Alimentos y bebidas para personas	1.931.112	0	0	0	0	0	1.931.112
402	04	00	00	Productos de cuero y caucho	493.500	0	0	0	0	0	493.500
402	04	03	00	Cauchos y tripas para vehículos	493.500	0	0	0	0	0	493.500
402	05	00	00	Productos de papel, cartón e impresos	1.469.867	0	0	0	0	0	1.469.867
402	05	03	00	Productos de papel y cartón para oficina	1.291.900	0	0	0	0	0	1.291.900
402	05	04	00	Libros, revistas y periódicos	44.549	0	0	0	0	0	44.549
402	05	06	00	Productos de papel y cartón para computación	79.318	0	0	0	0	0	79.318
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	54.100	0	0	0	0	0	54.100
402	06	00	00	Productos químicos y derivados	1.890.198	0	0	0	0	0	1.890.198
402	06	03	00	Tintas, pinturas y colorantes	324.358	0	0	0	0	0	324.358
402	06	06	00	Combustibles y lubricantes	1.565.840	0	0	0	0	0	1.565.840
402	08	00	00	Productos metálicos	215.200	0	0	0	0	0	215.200
402	08	09	00	Repuestos y accesorios para equipos de transporte	215.200	0	0	0	0	0	215.200
402	10	00	00	Productos varios y útiles diversos	2.322.100	0	0	0	0	0	2.322.100
402	10	02	00	Materiales y útiles de limpieza y aseo	1.113.300	0	0	0	0	0	1.113.300
402	10	03	00	Utensilios de cocina y comedor	90.000	0	0	0	0	0	90.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	547.300	0	0	0	0	0	547.300
402	10	08	00	Materiales para equipos de computación	461.500	0	0	0	0	0	461.500
402	10	11	00	Materiales eléctricos	60.000	0	0	0	0	0	60.000
402	10	12	00	Materiales para instalaciones sanitarias	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**11.678.023**	**0**	**0**	**0**	**0**	0	**11.678.023**
403	01	00	00	Alquileres de inmuebles	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080084008 DOTAR DE INSUMOS A LAS DEPENDENCIAS ADSCRITAS AL CUARTEL GENERAL DE LA GUARDIA NACIONAL BOLIVARIANA Y BRINDAR SERVICIOS ADMINISTRATIVOS QUE PERMITAN EL FUNCIONAMIENTO DEL COMPONENTE GNB

UNIDAD DE MEDIDA: *ACTIVIDAD ADMINISTRATIVA* **META:** 16

RESPONSABLE/EJECUTOR: CUARTEL GENERAL DE LA GUARDIA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	01	00	Alquileres de edificios y locales	15.000	0	0	0	0	0	15.000
403	04	00	00	Servicios básicos	13.500	0	0	0	0	0	13.500
403	04	02	00	Gas	13.500	0	0	0	0	0	13.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	105.600	0	0	0	0	0	105.600
403	07	02	00	Imprenta y reproducción	105.600	0	0	0	0	0	105.600
403	09	00	00	Viáticos y pasajes	6.928.552	0	0	0	0	0	6.928.552
403	09	01	00	Viáticos y pasajes dentro del país	4.848.552	0	0	0	0	0	4.848.552
403	09	02	00	Viáticos y pasajes fuera del país	2.080.000	0	0	0	0	0	2.080.000
403	10	00	00	Servicios profesionales y técnicos	1.013.000	0	0	0	0	0	1.013.000
403	10	03	00	Servicios de procesamiento de datos	170.000	0	0	0	0	0	170.000
403	10	07	00	Servicios de capacitación y adiestramiento	243.000	0	0	0	0	0	243.000
403	10	09	00	Servicios de lavandería y tintoreria	600.000	0	0	0	0	0	600.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.193.000	0	0	0	0	0	2.193.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.292.800	0	0	0	0	0	1.292.800
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	900.200	0	0	0	0	0	900.200
403	18	00	00	Impuestos indirectos	1.409.371	0	0	0	0	0	1.409.371
403	18	01	00	Impuesto al valor agregado	1.409.371	0	0	0	0	0	1.409.371
				Totales	**20.000.000**	**0**	**0**	**0**	**0**	0	**20.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080084009 DESARROLLAR PROCESOS DE CONSCRIPCIÓN Y ALISTAMIENTO MILITAR, A FIN DE GARANTIZAR LOS CONTINGENTES ORDINARIOS DE REEMPLAZOS EN LA FANB

UNIDAD DE MEDIDA: ALISTADO **META:** 85.471

RESPONSABLE/EJECUTOR: SECRETARÍA PERMANENTE DE CONSCRIPCIÓN Y ALISTAMIENTO MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.897.713**	**0**	**0**	**0**	**0**	0	**1.897.713**
402	01	00	00	Productos alimenticios y agropecuarios	135.127	0	0	0	0	0	135.127
402	01	01	00	Alimentos y bebidas para personas	135.127	0	0	0	0	0	135.127
402	02	00	00	Productos de minas, canteras y yacimientos	42.800	0	0	0	0	0	42.800
402	02	05	00	Piedra, arcilla, arena y tierra	42.800	0	0	0	0	0	42.800
402	03	00	00	Textiles y vestuarios	96.930	0	0	0	0	0	96.930
402	03	01	00	Textiles	96.930	0	0	0	0	0	96.930
402	04	00	00	Productos de cuero y caucho	46.800	0	0	0	0	0	46.800
402	04	03	00	Cauchos y tripas para vehículos	46.800	0	0	0	0	0	46.800
402	05	00	00	Productos de papel, cartón e impresos	535.250	0	0	0	0	0	535.250
402	05	01	00	Pulpa de madera, papel y cartón	126.450	0	0	0	0	0	126.450
402	05	03	00	Productos de papel y cartón para oficina	134.400	0	0	0	0	0	134.400
402	05	06	00	Productos de papel y cartón para computación	122.800	0	0	0	0	0	122.800
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	151.600	0	0	0	0	0	151.600
402	06	00	00	Productos químicos y derivados	114.416	0	0	0	0	0	114.416
402	06	03	00	Tintas, pinturas y colorantes	106.100	0	0	0	0	0	106.100
402	06	06	00	Combustibles y lubricantes	8.316	0	0	0	0	0	8.316
402	07	00	00	Productos minerales no metálicos	109.800	0	0	0	0	0	109.800
402	07	03	00	Productos de arcilla para construcción	56.500	0	0	0	0	0	56.500
402	07	04	00	Cemento, cal y yeso	53.300	0	0	0	0	0	53.300
402	08	00	00	Productos metálicos	79.500	0	0	0	0	0	79.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	79.500	0	0	0	0	0	79.500
402	10	00	00	Productos varios y útiles diversos	737.090	0	0	0	0	0	737.090
402	10	02	00	Materiales y útiles de limpieza y aseo	164.700	0	0	0	0	0	164.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 114091 080084000 SERVICIOS, INFRAESTRUCTURAS Y COMPRAS COMUNES QUE GARANTICEN EL NIVEL OPERATIVO DE LA FUERZA ARMADA NACIONAL BOLIVARIANA.

OBJETIVO DEL PROYECTO: APLICAR ESTRATÉGIAS QUE PERMITAN LA DOTACIÓN DE LOS INSUMOS NECESARIOS PARA BRINDAR SERVICIO DE APOYO A LAS UNIDADES Y DEPENDENCIAS DE LA FANB, QUE GARANTICEN EL ÓPTIMO FUNCIONAMIENTO OPERATIVO DE LOS COMPONENTES MILITARES EN BENEFICIO DE LA DEFENSA NACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 335.672

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 080084009 DESARROLLAR PROCESOS DE CONSCRIPCIÓN Y ALISTAMIENTO MILITAR, A FIN DE GARANTIZAR LOS CONTINGENTES ORDINARIOS DE REEMPLAZOS EN LA FANB

UNIDAD DE MEDIDA: *ALISTADO* **META:** 85.471

RESPONSABLE/EJECUTOR: SECRETARÍA PERMANENTE DE CONSCRIPCIÓN Y ALISTAMIENTO MILITAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	106.680	0	0	0	0	0	106.680
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	168.160	0	0	0	0	0	168.160
402	10	08	00	Materiales para equipos de computación	151.600	0	0	0	0	0	151.600
402	10	11	00	Materiales eléctricos	98.200	0	0	0	0	0	98.200
402	10	12	00	Materiales para instalaciones sanitarias	47.750	0	0	0	0	0	47.750
403	**00**	**00**	**00**	**Servicios no personales**	**1.102.287**	**0**	**0**	**0**	**0**	0	**1.102.287**
403	06	00	00	Servicios de transporte y almacenaje	64.950	0	0	0	0	0	64.950
403	06	01	00	Fletes y embalajes	64.950	0	0	0	0	0	64.950
403	07	00	00	Servicios de información, impresión y relaciones públicas	324.900	0	0	0	0	0	324.900
403	07	01	00	Publicidad y propaganda	160.100	0	0	0	0	0	160.100
403	07	02	00	Imprenta y reproducción	164.800	0	0	0	0	0	164.800
403	09	00	00	Viáticos y pasajes	136.400	0	0	0	0	0	136.400
403	09	01	00	Viáticos y pasajes dentro del país	136.400	0	0	0	0	0	136.400
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	283.700	0	0	0	0	0	283.700
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	160.200	0	0	0	0	0	160.200
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	123.500	0	0	0	0	0	123.500
403	18	00	00	Impuestos indirectos	292.337	0	0	0	0	0	292.337
403	18	01	00	Impuesto al valor agregado	292.337	0	0	0	0	0	292.337
				Totales	**3.000.000**	**0**	**0**	**0**	**0**	0	**3.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.405.661.224

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.175.661.224**	**0**	**0**	**230.000.000**	**0**	**0**	**2.405.661.224**
407	01	00	00	Transferencias y donaciones corrientes internas	2.175.661.224	0	0	230.000.000	0	0	2.405.661.224
407	01	03	00	Transferencias corrientes internas al sector público	2.175.661.224	0	0	230.000.000	0	0	2.405.661.224
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	153.321.647	0	0	0	0	0	153.321.647
407	01	03	04	Transferencias corrientes a instituciones de protección social	31.947.261	0	0	0	0	0	31.947.261
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	1.990.392.316	0	0	230.000.000	0	0	2.220.392.316
				Totales	**2.175.661.224**	**0**	**0**	**230.000.000**	**0**	**0**	**2.405.661.224**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.405.661.224

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.175.661.224**	**0**	**0**	**230.000.000**	**0**	**0**	**2.405.661.224**
407	01	00	00	Transferencias y donaciones corrientes internas	2.175.661.224	0	0	230.000.000	0	0	2.405.661.224
407	01	03	00	Transferencias corrientes internas al sector público	2.175.661.224	0	0	230.000.000	0	0	2.405.661.224
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	153.321.647	0	0	0	0	0	153.321.647
				- A0005 Instituto Autónomo Círculo de las Fuerzas Armadas (IACFA)	25.140.130	0	0	0	0	0	25.140.130
				- A0044 Instituto de Oficiales de las Fuerzas Armadas en Situación de Retiro (IORFAN)	5.779.654	0	0	0	0	0	5.779.654
				- A0065 Oficina Coordinadora de la Prestación de los Servicios Educativos del Ministerio de la Defensa (OCPSE)	15.000	0	0	0	0	0	15.000
				- A0100 Unidad Naval Coordinadora de los Servicios de Carenado, Reparaciones de Casco, Reparaciones y Mantenimiento de Equipos y Sistemas de los Buques (UCOCAR)	15.200.000	0	0	0	0	0	15.200.000
				- A0126 Fondo Autónomo de Inversiones y Previsión Socio-económica para el Personal de Empleados y Obreros de las Fuerzas Armadas Nacionales (FONDOEFA)	5.358.338	0	0	0	0	0	5.358.338
				- A0157 Servicio Autónomo de Bienes y Servicios del Ejército (SABSE)	1.125.854	0	0	0	0	0	1.125.854
				- A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	40.000.000	0	0	0	0	0	40.000.000
				- A0448 Fundación de Atención Social del Ministerio de la Defensa (FUNDASMIN)	1.000.000	0	0	0	0	0	1.000.000
				- A0485 Fundación de Cardiología Integral (FUNDACARDIN)	2.895.249	0	0	0	0	0	2.895.249
				- A1375 Universidad Militar Bolivariana de Venezuela (UMBV)	56.807.422	0	0	0	0	0	56.807.422
407	01	03	04	Transferencias corrientes a instituciones de protección social	31.947.261	0	0	0	0	0	31.947.261
				- A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)	31.947.261	0	0	0	0	0	31.947.261
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	1.990.392.316	0	0	230.000.000	0	0	2.220.392.316
				- A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)	1.990.392.316	0	0	230.000.000	0	0	2.220.392.316
				Totales	**2.175.661.224**	**0**	**0**	**230.000.000**	**0**	**0**	**2.405.661.224**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 08 - 231

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.405.661.224

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN **PRESUPUESTO:** **2012**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.405.661.224

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 089999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO AUTÓNOMO CÍRCULO DE LAS FUERZAS ARMADAS (IACFA)

UNIDAD DE MEDIDA: *BOLÍVAR* **META:** 25.140.130

RESPONSABLE/EJECUTOR: INSTITUTO AUTÓNOMO CÍRCULO DE LAS FUERZAS ARMADAS (IACFA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**25.140.130**	**0**	**0**	**0**	**0**	0	**25.140.130**
407	01	00	00	Transferencias y donaciones corrientes internas	25.140.130	0	0	0	0	0	25.140.130
407	01	03	00	Transferencias corrientes internas al sector público	25.140.130	0	0	0	0	0	25.140.130
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	25.140.130	0	0	0	0	0	25.140.130
				Totales	**25.140.130**	**0**	**0**	**0**	**0**	0	**25.140.130**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.405.661.224

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 089999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO DE OFICIALES DE LAS FUERZAS ARMADAS EN SITUACIÓN DE RETIRO (IORFAN)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 5.779.654

RESPONSABLE/EJECUTOR: INSTITUTO DE OFICIALES DE LAS FUERZAS ARMADAS EN SITUACIÓN DE RETIRO (IORFAN)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.779.654**	**0**	**0**	**0**	**0**	0	**5.779.654**
407	01	00	00	Transferencias y donaciones corrientes internas	5.779.654	0	0	0	0	0	5.779.654
407	01	03	00	Transferencias corrientes internas al sector público	5.779.654	0	0	0	0	0	5.779.654
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.779.654	0	0	0	0	0	5.779.654
				Totales	**5.779.654**	**0**	**0**	**0**	**0**	0	**5.779.654**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.405.661.224

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 089999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE OFICINA COORDINADORA DE LA PRESTACIÓN DE LOS SERVICIOS EDUCATIVOS DEL MINISTERIO DE LA DEFENSA (OCPSE)

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.000

RESPONSABLE/EJECUTOR: OFICINA COORDINADORA DE LA PRESTACIÓN DE LOS SERVICIOS EDUCATIVOS DEL MINISTERIO DE LA DEFENSA (OCPSE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.000**	**0**	**0**	**0**	**0**	0	**15.000**
407	01	00	00	Transferencias y donaciones corrientes internas	15.000	0	0	0	0	0	15.000
407	01	03	00	Transferencias corrientes internas al sector público	15.000	0	0	0	0	0	15.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	15.000	0	0	0	0	0	15.000
				Totales	**15.000**	**0**	**0**	**0**	**0**	0	**15.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.405.661.224

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 089999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO DE BIENES Y SERVICIOS DEL EJÉRCITO (SABSE)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.125.854

RESPONSABLE/EJECUTOR: SERVICIO AUTÓNOMO DE BIENES Y SERVICIOS DEL EJÉRCITO (SABSE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.125.854**	**0**	**0**	**0**	**0**	0	**1.125.854**
407	01	00	00	Transferencias y donaciones corrientes internas	1.125.854	0	0	0	0	0	1.125.854
407	01	03	00	Transferencias corrientes internas al sector público	1.125.854	0	0	0	0	0	1.125.854
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.125.854	0	0	0	0	0	1.125.854
				Totales	**1.125.854**	**0**	**0**	**0**	**0**	0	**1.125.854**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.405.661.224

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 089999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DE ATENCIÓN SOCIAL DEL MINISTERIO DE LA DEFENSA (FUNDASMIN)

UNIDAD DE MEDIDA: *BOLÍVAR*

META: 1.000.000

RESPONSABLE/EJECUTOR: FUNDACIÓN DE ATENCIÓN SOCIAL DEL MINISTERIO DE LA DEFENSA (FUNDASMIN)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.000.000	0	0	0	0	0	1.000.000
407	01	03	00	Transferencias corrientes internas al sector público	1.000.000	0	0	0	0	0	1.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.000.000	0	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.405.661.224

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 089999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DE CARDIOLOGÍA INTEGRAL (FUNDACARDIN)

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.895.249

RESPONSABLE/EJECUTOR: FUNDACIÓN DE CARDIOLOGÍA INTEGRAL (FUNDACARDIN)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.895.249**	**0**	**0**	**0**	**0**	0	**2.895.249**
407	01	00	00	Transferencias y donaciones corrientes internas	2.895.249	0	0	0	0	0	2.895.249
407	01	03	00	Transferencias corrientes internas al sector público	2.895.249	0	0	0	0	0	2.895.249
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.895.249	0	0	0	0	0	2.895.249
				Totales	**2.895.249**	**0**	**0**	**0**	**0**	0	**2.895.249**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.405.661.224

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 089999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD MILITAR BOLIVARIANA DE VENEZUELA (UMBV)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 56.807.422

RESPONSABLE/EJECUTOR: UNIVERSIDAD MILITAR BOLIVARIANA DE VENEZUELA (UMBV)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**56.807.422**	**0**	**0**	**0**	**0**	0	**56.807.422**
407	01	00	00	Transferencias y donaciones corrientes internas	56.807.422	0	0	0	0	0	56.807.422
407	01	03	00	Transferencias corrientes internas al sector público	56.807.422	0	0	0	0	0	56.807.422
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	56.807.422	0	0	0	0	0	56.807.422
				Totales	**56.807.422**	**0**	**0**	**0**	**0**	0	**56.807.422**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.405.661.224

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 089999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIDAD NAVAL COORDINADORA DE LOS SERVICIOS DE CARENADO, REPARACIONES DE CASCO, REPARACIONES Y MANTENIMIENTO DE EQUIPOS Y SISTEMAS DE LOS BUQUES (UCOCAR)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.200.000

RESPONSABLE/EJECUTOR: UNIDAD NAVAL COORDINADORA DE LOS SERVICIOS DE CARENADO, REPARACIONES DE CASCO, REPARACIONES Y MANTENIMIENTO DE EQUIPOS Y SISTEMAS DE LOS BUQUES (UCOCAR)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.200.000**	**0**	**0**	**0**	**0**	0	**15.200.000**
407	01	00	00	Transferencias y donaciones corrientes internas	15.200.000	0	0	0	0	0	15.200.000
407	01	03	00	Transferencias corrientes internas al sector público	15.200.000	0	0	0	0	0	15.200.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	15.200.000	0	0	0	0	0	15.200.000
				Totales	**15.200.000**	**0**	**0**	**0**	**0**	0	**15.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.405.661.224

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 089999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO DE PREVISIÓN SOCIAL DE LAS FUERZAS ARMADAS NACIONALES (IPSFA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.252.339.577

RESPONSABLE/EJECUTOR: INSTITUTO DE PREVISIÓN SOCIAL DE LAS FUERZAS ARMADAS NACIONALES (IPSFA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.022.339.577**	**0**	**0**	**230.000.000**	**0**	**0**	**2.252.339.577**
407	01	00	00	Transferencias y donaciones corrientes internas	2.022.339.577	0	0	230.000.000	0	0	2.252.339.577
407	01	03	00	Transferencias corrientes internas al sector público	2.022.339.577	0	0	230.000.000	0	0	2.252.339.577
407	01	03	04	Transferencias corrientes a instituciones de protección social	31.947.261	0	0	0	0	0	31.947.261
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	1.990.392.316	0	0	230.000.000	0	0	2.220.392.316
				Totales	**2.022.339.577**	**0**	**0**	**230.000.000**	**0**	**0**	**2.252.339.577**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **PROYECTO:** 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.405.661.224

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 089999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FONDO AUTÓNOMO DE INVERSIONES Y PREVISIÓN SOCIO-ECONÓMICA PARA EL PERSONAL DE EMPLEADOS Y OBREROS DE LAS FUERZAS ARMADAS NACIONALES (FONDOEFA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 5.358.338

RESPONSABLE/EJECUTOR: FONDO AUTÓNOMO DE INVERSIONES Y PREVISIÓN SOCIO-ECONÓMICA PARA EL PERSONAL DE EMPLEADOS Y OBREROS DE LAS FUERZAS ARMADAS NACIONALES (FONDOEFA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.358.338**	**0**	**0**	**0**	**0**	0	**5.358.338**
407	01	00	00	Transferencias y donaciones corrientes internas	5.358.338	0	0	0	0	0	5.358.338
407	01	03	00	Transferencias corrientes internas al sector público	5.358.338	0	0	0	0	0	5.358.338
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.358.338	0	0	0	0	0	5.358.338
				Totales	**5.358.338**	**0**	**0**	**0**	**0**	0	**5.358.338**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

PROYECTO: 089999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.405.661.224

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 089999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD NACIONAL EXPERIMENTAL POLITÉCNICA DE LA FUERZA ARMADA NACIONAL (UNEFA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 40.000.000

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL POLITÉCNICA DE LA FUERZA ARMADA NACIONAL (UNEFA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**40.000.000**	**0**	**0**	**0**	**0**	0	**40.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	40.000.000	0	0	0	0	0	40.000.000
407	01	03	00	Transferencias corrientes internas al sector público	40.000.000	0	0	0	0	0	40.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	40.000.000	0	0	0	0	0	40.000.000
				Totales	**40.000.000**	**0**	**0**	**0**	**0**	0	**40.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.357.920.529**	**0**	**0**	**0**	**0**	**0**	**1.357.920.529**
401	01	00	00	Sueldos, salarios y otras retribuciones	347.644.895	0	0	0	0	0	347.644.895
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	145.445.680	0	0	0	0	0	145.445.680
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	1.843.489	0	0	0	0	0	1.843.489
401	01	03	00	Suplencias a empleados	168.268	0	0	0	0	0	168.268
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	167.870.581	0	0	0	0	0	167.870.581
401	01	13	00	Suplencias a obreros	78.107	0	0	0	0	0	78.107
401	01	18	00	Remuneraciones al personal contratado	32.238.770	0	0	0	0	0	32.238.770
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	89.699.807	0	0	0	0	0	89.699.807
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	49.752.895	0	0	0	0	0	49.752.895
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	75.550	0	0	0	0	0	75.550
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	39.871.362	0	0	0	0	0	39.871.362
401	03	00	00	Primas	65.482.033	0	0	0	0	0	65.482.033
401	03	01	00	Primas por mérito a empleados	419.333	0	0	0	0	0	419.333
401	03	02	00	Primas de transporte a empleados	283.159	0	0	0	0	0	283.159
401	03	03	00	Primas por hogar a empleados	696.880	0	0	0	0	0	696.880
401	03	04	00	Primas por hijos a empleados	936.030	0	0	0	0	0	936.030
401	03	07	00	Primas por categoría de escuelas a empleados	144.404	0	0	0	0	0	144.404
401	03	08	00	Primas de profesionalización a empleados	6.170.306	0	0	0	0	0	6.170.306
401	03	09	00	Primas por antigüedad a empleados	21.624.915	0	0	0	0	0	21.624.915
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	130.081	0	0	0	0	0	130.081
401	03	16	00	Primas por mérito a obreros	119.974	0	0	0	0	0	119.974
401	03	18	00	Primas por hogar a obreros	17.480	0	0	0	0	0	17.480
401	03	19	00	Primas por hijos de obreros	34.820	0	0	0	0	0	34.820
401	03	21	00	Primas por antigüedad a obreros	28.815.633	0	0	0	0	0	28.815.633
401	03	22	00	Primas de profesionalización a obreros	878.872	0	0	0	0	0	878.872
401	03	97	00	Otras primas a empleados	3.309.646	0	0	0	0	0	3.309.646
401	03	98	00	Otras primas a obreros	1.900.500	0	0	0	0	0	1.900.500
401	04	00	00	Complementos de sueldos y salarios	195.298.570	0	0	0	0	0	195.298.570
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.695.370	0	0	0	0	0	1.695.370
401	04	02	00	Complemento a empleados por trabajo nocturno	1.000.351	0	0	0	0	0	1.000.351
401	04	03	00	Complemento a empleados por gastos de alimentación	370.155	0	0	0	0	0	370.155

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	59.521.337	0	0	0	0	0	59.521.337
401	04	09	00	Bono compensatorio de transporte a empleados	59.850	0	0	0	0	0	59.850
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	588.263	0	0	0	0	0	588.263
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.927.717	0	0	0	0	0	1.927.717
401	04	18	00	Bono compensatorio de alimentación a obreros	78.578.228	0	0	0	0	0	78.578.228
401	04	19	00	Bono compensatorio de transporte a obreros	62.415	0	0	0	0	0	62.415
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	399.086	0	0	0	0	0	399.086
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.104.000	0	0	0	0	0	4.104.000
401	04	27	00	Bono compensatorio de transporte al personal contratado	287.749	0	0	0	0	0	287.749
401	04	96	00	Otros complementos a empleados	21.173.186	0	0	0	0	0	21.173.186
401	04	97	00	Otros complementos a obreros	24.561.612	0	0	0	0	0	24.561.612
401	04	98	00	Otros complementos al personal contratado	969.251	0	0	0	0	0	969.251
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	88.280.237	0	0	0	0	0	88.280.237
401	05	03	00	Bono vacacional a empleados	40.817.522	0	0	0	0	0	40.817.522
401	05	06	00	Bono vacacional a obreros	43.121.583	0	0	0	0	0	43.121.583
401	05	08	00	Bono vacacional al personal contratado	4.341.132	0	0	0	0	0	4.341.132
401	06	00	00	Aportes patronales y legales	71.998.711	0	0	0	0	0	71.998.711
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	21.283.296	0	0	0	0	0	21.283.296
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	7.094.432	0	0	0	0	0	7.094.432
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.729.621	0	0	0	0	0	4.729.621
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	4.675.707	0	0	0	0	0	4.675.707
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	19.246.306	0	0	0	0	0	19.246.306
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	6.415.435	0	0	0	0	0	6.415.435
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	4.276.957	0	0	0	0	0	4.276.957
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	4.276.957	0	0	0	0	0	4.276.957
401	07	00	00	Asistencia socio-económica	370.713.039	0	0	0	0	0	370.713.039
401	07	01	00	Capacitación y adiestramiento a empleados	320.000	0	0	0	0	0	320.000
401	07	02	00	Becas a empleados	4.411.040	0	0	0	0	0	4.411.040
401	07	03	00	Ayudas por matrimonio a empleados	740.000	0	0	0	0	0	740.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.026.667	0	0	0	0	0	1.026.667
401	07	05	00	Ayudas por defunción a empleados	766.667	0	0	0	0	0	766.667
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.706.667	0	0	0	0	0	2.706.667

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	10.086.798	0	0	0	0	0	10.086.798
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	50.519.044	0	0	0	0	0	50.519.044
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.969.040	0	0	0	0	0	5.969.040
401	07	10	00	Dotación de uniformes a empleados	15.657.900	0	0	0	0	0	15.657.900
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	10.561.075	0	0	0	0	0	10.561.075
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.796.800	0	0	0	0	0	2.796.800
401	07	17	00	Capacitación y adiestramiento a obreros	80.000	0	0	0	0	0	80.000
401	07	18	00	Becas a obreros	4.282.400	0	0	0	0	0	4.282.400
401	07	19	00	Ayudas por matrimonio de obreros	610.000	0	0	0	0	0	610.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	886.667	0	0	0	0	0	886.667
401	07	21	00	Ayudas por defunción a obreros	530.000	0	0	0	0	0	530.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.773.333	0	0	0	0	0	1.773.333
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	13.376.839	0	0	0	0	0	13.376.839
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	34.608.399	0	0	0	0	0	34.608.399
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	7.211.640	0	0	0	0	0	7.211.640
401	07	26	00	Dotación de uniformes a obreros	17.675.700	0	0	0	0	0	17.675.700
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	11.564.592	0	0	0	0	0	11.564.592
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	4.055.360	0	0	0	0	0	4.055.360
401	07	33	00	Asistencia socio-económica al personal contratado	1.726.667	0	0	0	0	0	1.726.667
401	07	34	00	Capacitación y adiestramiento al personal militar	7.960.000	0	0	0	0	0	7.960.000
401	07	35	00	Becas al personal militar	8.064.160	0	0	0	0	0	8.064.160
401	07	36	00	Ayudas por matrimonio al personal militar	3.040.000	0	0	0	0	0	3.040.000
401	07	37	00	Ayudas por nacimiento de hijos al personal militar	5.488.000	0	0	0	0	0	5.488.000
401	07	38	00	Ayudas por defunción al personal militar	2.500.000	0	0	0	0	0	2.500.000
401	07	39	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal militar	11.200.000	0	0	0	0	0	11.200.000
401	07	41	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios personal militar	2.745.578	0	0	0	0	0	2.745.578
401	07	42	00	Ayudas al personal militar para adquisición de uniformes y útiles escolares de sus hijos	38.950.000	0	0	0	0	0	38.950.000
401	07	43	00	Aportes para la adquisición de juguetes para los hijos del personal militar	18.326.528	0	0	0	0	0	18.326.528
401	07	44	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal militar	10.266.668	0	0	0	0	0	10.266.668
401	07	96	00	Otras subvenciones a empleados	3.831.333	0	0	0	0	0	3.831.333
401	07	97	00	Otras subvenciones a obreros	3.836.000	0	0	0	0	0	3.836.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	98	00	Otras subvenciones al personal militar	50.561.477	0	0	0	0	0	50.561.477
401	08	00	00	Prestaciones sociales e indemnizaciones	124.183.196	0	0	0	0	0	124.183.196
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	76.095.592	0	0	0	0	0	76.095.592
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	41.080.306	0	0	0	0	0	41.080.306
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.007.298	0	0	0	0	0	7.007.298
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	2.380.000	0	0	0	0	0	2.380.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	2.380.000	0	0	0	0	0	2.380.000
401	96	00	00	Otros gastos del personal empleado	851.874	0	0	0	0	0	851.874
401	96	01	00	Otros gastos del personal empleado	851.874	0	0	0	0	0	851.874
401	97	00	00	Otros gastos del personal obrero	1.388.167	0	0	0	0	0	1.388.167
401	97	01	00	Otros gastos del personal obrero	1.388.167	0	0	0	0	0	1.388.167
403	**00**	**00**	**00**	**Servicios no personales**	**7.822.464**	**0**	**0**	**0**	**0**	**0**	**7.822.464**
403	18	00	00	Impuestos indirectos	4.409.578	0	0	0	0	0	4.409.578
403	18	01	00	Impuesto al valor agregado	4.409.578	0	0	0	0	0	4.409.578
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.412.886	0	0	0	0	0	3.412.886
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.412.886	0	0	0	0	0	3.412.886
				Totales	**1.365.742.993**	**0**	**0**	**0**	**0**	**0**	**1.365.742.993**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 080001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.357.920.529**	**0**	**0**	**0**	**0**	**0**	**1.357.920.529**
401	01	00	00	Sueldos, salarios y otras retribuciones	347.644.895	0	0	0	0	0	347.644.895
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	145.445.680	0	0	0	0	0	145.445.680
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	1.843.489	0	0	0	0	0	1.843.489
401	01	03	00	Suplencias a empleados	168.268	0	0	0	0	0	168.268
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	167.870.581	0	0	0	0	0	167.870.581
401	01	13	00	Suplencias a obreros	78.107	0	0	0	0	0	78.107
401	01	18	00	Remuneraciones al personal contratado	32.238.770	0	0	0	0	0	32.238.770
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	89.699.807	0	0	0	0	0	89.699.807
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	49.752.895	0	0	0	0	0	49.752.895
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	75.550	0	0	0	0	0	75.550
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	39.871.362	0	0	0	0	0	39.871.362
401	03	00	00	Primas	65.482.033	0	0	0	0	0	65.482.033
401	03	01	00	Primas por mérito a empleados	419.333	0	0	0	0	0	419.333
401	03	02	00	Primas de transporte a empleados	283.159	0	0	0	0	0	283.159
401	03	03	00	Primas por hogar a empleados	696.880	0	0	0	0	0	696.880
401	03	04	00	Primas por hijos a empleados	936.030	0	0	0	0	0	936.030
401	03	07	00	Primas por categoría de escuelas a empleados	144.404	0	0	0	0	0	144.404
401	03	08	00	Primas de profesionalización a empleados	6.170.306	0	0	0	0	0	6.170.306
401	03	09	00	Primas por antigüedad a empleados	21.624.915	0	0	0	0	0	21.624.915
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	130.081	0	0	0	0	0	130.081
401	03	16	00	Primas por mérito a obreros	119.974	0	0	0	0	0	119.974
401	03	18	00	Primas por hogar a obreros	17.480	0	0	0	0	0	17.480
401	03	19	00	Primas por hijos de obreros	34.820	0	0	0	0	0	34.820
401	03	21	00	Primas por antigüedad a obreros	28.815.633	0	0	0	0	0	28.815.633
401	03	22	00	Primas de profesionalización a obreros	878.872	0	0	0	0	0	878.872
401	03	97	00	Otras primas a empleados	3.309.646	0	0	0	0	0	3.309.646
401	03	98	00	Otras primas a obreros	1.900.500	0	0	0	0	0	1.900.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 080001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	00	00	Complementos de sueldos y salarios	195.298.570	0	0	0	0	0	195.298.570
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.695.370	0	0	0	0	0	1.695.370
401	04	02	00	Complemento a empleados por trabajo nocturno	1.000.351	0	0	0	0	0	1.000.351
401	04	03	00	Complemento a empleados por gastos de alimentación	370.155	0	0	0	0	0	370.155
401	04	08	00	Bono compensatorio de alimentación a empleados	59.521.337	0	0	0	0	0	59.521.337
401	04	09	00	Bono compensatorio de transporte a empleados	59.850	0	0	0	0	0	59.850
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	588.263	0	0	0	0	0	588.263
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.927.717	0	0	0	0	0	1.927.717
401	04	18	00	Bono compensatorio de alimentación a obreros	78.578.228	0	0	0	0	0	78.578.228
401	04	19	00	Bono compensatorio de transporte a obreros	62.415	0	0	0	0	0	62.415
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	399.086	0	0	0	0	0	399.086
401	04	26	00	Bono compensatorio de alimentación al personal contratado	4.104.000	0	0	0	0	0	4.104.000
401	04	27	00	Bono compensatorio de transporte al personal contratado	287.749	0	0	0	0	0	287.749
401	04	96	00	Otros complementos a empleados	21.173.186	0	0	0	0	0	21.173.186
401	04	97	00	Otros complementos a obreros	24.561.612	0	0	0	0	0	24.561.612
401	04	98	00	Otros complementos al personal contratado	969.251	0	0	0	0	0	969.251
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	88.280.237	0	0	0	0	0	88.280.237
401	05	03	00	Bono vacacional a empleados	40.817.522	0	0	0	0	0	40.817.522
401	05	06	00	Bono vacacional a obreros	43.121.583	0	0	0	0	0	43.121.583
401	05	08	00	Bono vacacional al personal contratado	4.341.132	0	0	0	0	0	4.341.132
401	06	00	00	Aportes patronales y legales	71.998.711	0	0	0	0	0	71.998.711
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	21.283.296	0	0	0	0	0	21.283.296
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	7.094.432	0	0	0	0	0	7.094.432
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.729.621	0	0	0	0	0	4.729.621
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	4.675.707	0	0	0	0	0	4.675.707
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	19.246.306	0	0	0	0	0	19.246.306
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	6.415.435	0	0	0	0	0	6.415.435
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	4.276.957	0	0	0	0	0	4.276.957

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 080001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	4.276.957	0	0	0	0	0	4.276.957
401	07	00	00	Asistencia socio-económica	370.713.039	0	0	0	0	0	370.713.039
401	07	01	00	Capacitación y adiestramiento a empleados	320.000	0	0	0	0	0	320.000
401	07	02	00	Becas a empleados	4.411.040	0	0	0	0	0	4.411.040
401	07	03	00	Ayudas por matrimonio a empleados	740.000	0	0	0	0	0	740.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.026.667	0	0	0	0	0	1.026.667
401	07	05	00	Ayudas por defunción a empleados	766.667	0	0	0	0	0	766.667
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	2.706.667	0	0	0	0	0	2.706.667
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	10.086.798	0	0	0	0	0	10.086.798
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	50.519.044	0	0	0	0	0	50.519.044
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.969.040	0	0	0	0	0	5.969.040
401	07	10	00	Dotación de uniformes a empleados	15.657.900	0	0	0	0	0	15.657.900
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	10.561.075	0	0	0	0	0	10.561.075
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	2.796.800	0	0	0	0	0	2.796.800
401	07	17	00	Capacitación y adiestramiento a obreros	80.000	0	0	0	0	0	80.000
401	07	18	00	Becas a obreros	4.282.400	0	0	0	0	0	4.282.400
401	07	19	00	Ayudas por matrimonio de obreros	610.000	0	0	0	0	0	610.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	886.667	0	0	0	0	0	886.667
401	07	21	00	Ayudas por defunción a obreros	530.000	0	0	0	0	0	530.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.773.333	0	0	0	0	0	1.773.333
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	13.376.839	0	0	0	0	0	13.376.839
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	34.608.399	0	0	0	0	0	34.608.399
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	7.211.640	0	0	0	0	0	7.211.640
401	07	26	00	Dotación de uniformes a obreros	17.675.700	0	0	0	0	0	17.675.700
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	11.564.592	0	0	0	0	0	11.564.592
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	4.055.360	0	0	0	0	0	4.055.360
401	07	33	00	Asistencia socio-económica al personal contratado	1.726.667	0	0	0	0	0	1.726.667

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 080001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	34	00	Capacitación y adiestramiento al personal militar	7.960.000	0	0	0	0	0	7.960.000
401	07	35	00	Becas al personal militar	8.064.160	0	0	0	0	0	8.064.160
401	07	36	00	Ayudas por matrimonio al personal militar	3.040.000	0	0	0	0	0	3.040.000
401	07	37	00	Ayudas por nacimiento de hijos al personal militar	5.488.000	0	0	0	0	0	5.488.000
401	07	38	00	Ayudas por defunción al personal militar	2.500.000	0	0	0	0	0	2.500.000
401	07	39	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal militar	11.200.000	0	0	0	0	0	11.200.000
401	07	41	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios personal militar	2.745.578	0	0	0	0	0	2.745.578
401	07	42	00	Ayudas al personal militar para adquisición de uniformes y útiles escolares de sus hijos	38.950.000	0	0	0	0	0	38.950.000
401	07	43	00	Aportes para la adquisición de juguetes para los hijos del personal militar	18.326.528	0	0	0	0	0	18.326.528
401	07	44	00	Aporte patronal para gastos de guarderías y preescolar para hijos del personal militar	10.266.668	0	0	0	0	0	10.266.668
401	07	96	00	Otras subvenciones a empleados	3.831.333	0	0	0	0	0	3.831.333
401	07	97	00	Otras subvenciones a obreros	3.836.000	0	0	0	0	0	3.836.000
401	07	98	00	Otras subvenciones al personal militar	50.561.477	0	0	0	0	0	50.561.477
401	08	00	00	Prestaciones sociales e indemnizaciones	124.183.196	0	0	0	0	0	124.183.196
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	76.095.592	0	0	0	0	0	76.095.592
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	41.080.306	0	0	0	0	0	41.080.306
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.007.298	0	0	0	0	0	7.007.298
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	2.380.000	0	0	0	0	0	2.380.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	2.380.000	0	0	0	0	0	2.380.000
401	96	00	00	Otros gastos del personal empleado	851.874	0	0	0	0	0	851.874
401	96	01	00	Otros gastos del personal empleado	851.874	0	0	0	0	0	851.874
401	97	00	00	Otros gastos del personal obrero	1.388.167	0	0	0	0	0	1.388.167
401	97	01	00	Otros gastos del personal obrero	1.388.167	0	0	0	0	0	1.388.167
403	**00**	**00**	**00**	**Servicios no personales**	**7.822.464**	**0**	**0**	**0**	**0**	**0**	**7.822.464**
403	18	00	00	Impuestos indirectos	4.409.578	0	0	0	0	0	4.409.578
403	18	01	00	Impuesto al valor agregado	4.409.578	0	0	0	0	0	4.409.578
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.412.886	0	0	0	0	0	3.412.886

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 080001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.412.886	0	0	0	0	0	3.412.886
				Totales	**1.365.742.993**	**0**	**0**	**0**	**0**	**0**	**1.365.742.993**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**42.827.428**	**0**	**0**	**0**	**0**	**0**	**42.827.428**
402	01	00	00	Productos alimenticios y agropecuarios	13.240.109	0	0	0	0	0	13.240.109
402	01	01	00	Alimentos y bebidas para personas	13.215.109	0	0	0	0	0	13.215.109
402	01	02	00	Alimentos para animales	25.000	0	0	0	0	0	25.000
402	02	00	00	Productos de minas, canteras y yacimientos	223.838	0	0	0	0	0	223.838
402	02	05	00	Piedra, arcilla, arena y tierra	200.000	0	0	0	0	0	200.000
402	02	99	00	Otros productos de minas, canteras y yacimientos	23.838	0	0	0	0	0	23.838
402	03	00	00	Textiles y vestuarios	380.302	0	0	0	0	0	380.302
402	03	01	00	Textiles	119.700	0	0	0	0	0	119.700
402	03	02	00	Prendas de vestir	200.602	0	0	0	0	0	200.602
402	03	03	00	Calzados	60.000	0	0	0	0	0	60.000
402	04	00	00	Productos de cuero y caucho	1.899.407	0	0	0	0	0	1.899.407
402	04	02	00	Productos de cuero y sucedáneos del cuero	30.000	0	0	0	0	0	30.000
402	04	03	00	Cauchos y tripas para vehículos	1.869.407	0	0	0	0	0	1.869.407
402	05	00	00	Productos de papel, cartón e impresos	4.606.269	0	0	0	0	0	4.606.269
402	05	01	00	Pulpa de madera, papel y cartón	553.045	0	0	0	0	0	553.045
402	05	02	00	Envases y cajas de papel y cartón	167.727	0	0	0	0	0	167.727
402	05	03	00	Productos de papel y cartón para oficina	2.837.091	0	0	0	0	0	2.837.091
402	05	04	00	Libros, revistas y periódicos	219.153	0	0	0	0	0	219.153
402	05	05	00	Material de enseñanza	18.147	0	0	0	0	0	18.147
402	05	06	00	Productos de papel y cartón para computación	454.561	0	0	0	0	0	454.561
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	356.545	0	0	0	0	0	356.545
402	06	00	00	Productos químicos y derivados	4.721.595	0	0	0	0	0	4.721.595
402	06	01	00	Sustancias químicas y de uso industrial	460.000	0	0	0	0	0	460.000
402	06	02	00	Abonos, plaguicidas y otros	29.018	0	0	0	0	0	29.018
402	06	03	00	Tintas, pinturas y colorantes	1.825.929	0	0	0	0	0	1.825.929
402	06	04	00	Productos farmacéuticos y medicamentos	167.009	0	0	0	0	0	167.009
402	06	05	00	Productos de tocador	86.780	0	0	0	0	0	86.780
402	06	06	00	Combustibles y lubricantes	2.022.879	0	0	0	0	0	2.022.879
402	06	08	00	Productos plásticos	129.980	0	0	0	0	0	129.980
402	07	00	00	Productos minerales no metálicos	563.857	0	0	0	0	0	563.857
402	07	01	00	Productos de barro, loza y porcelana	49.372	0	0	0	0	0	49.372
402	07	02	00	Vidrios y productos de vidrio	59.440	0	0	0	0	0	59.440

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	03	00	Productos de arcilla para construcción	208.000	0	0	0	0	0	208.000
402	07	04	00	Cemento, cal y yeso	247.045	0	0	0	0	0	247.045
402	08	00	00	Productos metálicos	8.569.939	0	0	0	0	0	8.569.939
402	08	01	00	Productos primarios de hierro y acero	109.777	0	0	0	0	0	109.777
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	699.977	0	0	0	0	0	699.977
402	08	07	00	Material de señalamiento	40.000	0	0	0	0	0	40.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	7.508.185	0	0	0	0	0	7.508.185
402	08	10	00	Repuestos y accesorios para otros equipos	212.000	0	0	0	0	0	212.000
402	09	00	00	Productos de madera	121.843	0	0	0	0	0	121.843
402	09	01	00	Productos primarios de madera	80.510	0	0	0	0	0	80.510
402	09	02	00	Muebles y accesorios de madera para edificaciones	41.333	0	0	0	0	0	41.333
402	10	00	00	Productos varios y útiles diversos	8.500.269	0	0	0	0	0	8.500.269
402	10	01	00	Artículos de deporte, recreación y juguetes	200.470	0	0	0	0	0	200.470
402	10	02	00	Materiales y útiles de limpieza y aseo	1.689.387	0	0	0	0	0	1.689.387
402	10	03	00	Utensilios de cocina y comedor	360.764	0	0	0	0	0	360.764
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	41.672	0	0	0	0	0	41.672
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.751.691	0	0	0	0	0	1.751.691
402	10	06	00	Condecoraciones, ofrendas y similares	933.539	0	0	0	0	0	933.539
402	10	07	00	Productos de seguridad en el trabajo	71.723	0	0	0	0	0	71.723
402	10	08	00	Materiales para equipos de computación	1.686.050	0	0	0	0	0	1.686.050
402	10	10	00	Útiles religiosos	29.000	0	0	0	0	0	29.000
402	10	11	00	Materiales eléctricos	1.229.507	0	0	0	0	0	1.229.507
402	10	12	00	Materiales para instalaciones sanitarias	465.692	0	0	0	0	0	465.692
402	10	13	00	Materiales fotográficos	40.774	0	0	0	0	0	40.774
403	**00**	**00**	**00**	**Servicios no personales**	**214.414.791**	**0**	**0**	**0**	**0**	**0**	**214.414.791**
403	02	00	00	Alquileres de maquinaria y equipos	12.500	0	0	0	0	0	12.500
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	12.500	0	0	0	0	0	12.500
403	04	00	00	Servicios básicos	89.224.310	0	0	0	0	0	89.224.310
403	04	01	00	Electricidad	29.000.000	0	0	0	0	0	29.000.000
403	04	02	00	Gas	20.628	0	0	0	0	0	20.628
403	04	03	00	Agua	33.468.580	0	0	0	0	0	33.468.580
403	04	04	00	Teléfonos	21.073.214	0	0	0	0	0	21.073.214
403	04	05	00	Servicio de comunicaciones	50.050	0	0	0	0	0	50.050

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	06	00	Servicio de aseo urbano y domiciliario	5.611.838	0	0	0	0	0	5.611.838
403	07	00	00	Servicios de información, impresión y relaciones públicas	995.290	0	0	0	0	0	995.290
403	07	01	00	Publicidad y propaganda	7.790	0	0	0	0	0	7.790
403	07	02	00	Imprenta y reproducción	496.551	0	0	0	0	0	496.551
403	07	03	00	Relaciones sociales	225.000	0	0	0	0	0	225.000
403	07	04	00	Avisos	265.949	0	0	0	0	0	265.949
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	57.225.190	0	0	0	0	0	57.225.190
403	08	01	00	Primas y gastos de seguros	57.176.690	0	0	0	0	0	57.176.690
403	08	02	00	Comisiones y gastos bancarios	48.500	0	0	0	0	0	48.500
403	09	00	00	Viáticos y pasajes	16.912.217	0	0	0	0	0	16.912.217
403	09	01	00	Viáticos y pasajes dentro del país	5.245.000	0	0	0	0	0	5.245.000
403	09	02	00	Viáticos y pasajes fuera del país	11.667.217	0	0	0	0	0	11.667.217
403	10	00	00	Servicios profesionales y técnicos	198.988	0	0	0	0	0	198.988
403	10	03	00	Servicios de procesamiento de datos	50.000	0	0	0	0	0	50.000
403	10	09	00	Servicios de lavandería y tintorería	33.988	0	0	0	0	0	33.988
403	10	11	00	Servicios para la elaboración y suministro de comida	115.000	0	0	0	0	0	115.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.743.122	0	0	0	0	0	7.743.122
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.365.041	0	0	0	0	0	1.365.041
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.010.711	0	0	0	0	0	4.010.711
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	190.000	0	0	0	0	0	190.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	82.200	0	0	0	0	0	82.200
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	75.800	0	0	0	0	0	75.800
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	159.780	0	0	0	0	0	159.780
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.066.000	0	0	0	0	0	1.066.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	793.590	0	0	0	0	0	793.590
403	12	00	00	Conservación y reparaciones menores de obras	8.825.849	0	0	0	0	0	8.825.849
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	8.825.849	0	0	0	0	0	8.825.849
403	18	00	00	Impuestos indirectos	32.804.124	0	0	0	0	0	32.804.124
403	18	01	00	Impuesto al valor agregado	32.804.124	0	0	0	0	0	32.804.124
403	99	00	00	Otros servicios no personales	473.201	0	0	0	0	0	473.201
403	99	01	00	Otros servicios no personales	473.201	0	0	0	0	0	473.201

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**28.730.404**	**0**	**0**	**0**	**0**	**0**	**28.730.404**
404	01	00	00	Repuestos y reparaciones mayores	6.240.500	0	0	0	0	0	6.240.500
404	01	01	00	Repuestos mayores	5.990.500	0	0	0	0	0	5.990.500
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	5.990.500	0	0	0	0	0	5.990.500
404	01	02	00	Reparaciones mayores de maquinaria y equipos	250.000	0	0	0	0	0	250.000
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	250.000	0	0	0	0	0	250.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.722.906	0	0	0	0	0	2.722.906
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	499.800	0	0	0	0	0	499.800
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.040.306	0	0	0	0	0	2.040.306
404	03	05	00	Maquinaria y equipos industriales y de taller	78.800	0	0	0	0	0	78.800
404	03	06	00	Maquinaria y equipos de energía	104.000	0	0	0	0	0	104.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	04	01	00	Vehículos automotores terrestres	1.000.000	0	0	0	0	0	1.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.091.373	0	0	0	0	0	2.091.373
404	05	01	00	Equipos de telecomunicaciones	2.091.373	0	0	0	0	0	2.091.373
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	3.783.226	0	0	0	0	0	3.783.226
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.181.613	0	0	0	0	0	2.181.613
404	07	06	00	Instrumentos musicales y equipos de audio	1.601.613	0	0	0	0	0	1.601.613
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.200.786	0	0	0	0	0	11.200.786
404	09	01	00	Mobiliario y equipos de oficina	4.277.472	0	0	0	0	0	4.277.472
404	09	02	00	Equipos de computación	3.203.173	0	0	0	0	0	3.203.173
404	09	03	00	Mobiliario y equipos de alojamiento	3.720.141	0	0	0	0	0	3.720.141
404	12	00	00	Activos intangibles	1.691.613	0	0	0	0	0	1.691.613
404	12	04	00	Paquetes y programas de computación	1.691.613	0	0	0	0	0	1.691.613
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**41.117.376**	**0**	**0**	**0**	**0**	**0**	**41.117.376**
406	01	00	00	Gastos de defensa y seguridad del Estado	41.117.376	0	0	0	0	0	41.117.376
406	01	01	00	Gastos de defensa y seguridad del Estado	41.117.376	0	0	0	0	0	41.117.376
407	**00**	**00**	**00**	**Transferencias y donaciones**	**43.807.433**	**0**	**0**	**0**	**0**	**0**	**43.807.433**
407	01	00	00	Transferencias y donaciones corrientes internas	43.692.893	0	0	0	0	0	43.692.893
407	01	01	00	Transferencias corrientes internas al sector privado	1.276.910	0	0	0	0	0	1.276.910
407	01	01	04	Becas universitarias en el país	915.672	0	0	0	0	0	915.672
407	01	01	73	Subsidios a instituciones benéficas privadas	361.238	0	0	0	0	0	361.238
407	01	03	00	Transferencias corrientes internas al sector público	42.415.983	0	0	0	0	0	42.415.983

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	03	04	Transferencias corrientes a instituciones de protección social	42.415.983	0	0	0	0	0	42.415.983
407	02	00	00	Transferencias y donaciones corrientes al exterior	114.540	0	0	0	0	0	114.540
407	02	01	00	Transferencias corrientes al exterior	114.540	0	0	0	0	0	114.540
407	02	01	04	Transferencias corrientes a organismos internacionales	114.540	0	0	0	0	0	114.540
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.508.102**	**0**	**0**	**0**	**0**	**0**	**1.508.102**
411	11	00	00	Obligaciones de ejercicios anteriores	1.508.102	0	0	0	0	0	1.508.102
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.508.102	0	0	0	0	0	1.508.102
				Totales	**372.405.534**	**0**	**0**	**0**	**0**	**0**	**372.405.534**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	***00***	***00***	***00***	**Transferencias y donaciones**	**42.891.761**	**0**	**0**	**0**	**0**	**0**	**42.891.761**
407	01	00	00	Transferencias y donaciones corrientes internas	42.777.221	0	0	0	0	0	42.777.221
407	01	01	00	Transferencias corrientes internas al sector privado	361.238	0	0	0	0	0	361.238
407	01	01	73	Subsidios a instituciones benéficas privadas	361.238	0	0	0	0	0	361.238
				- S0498 Federación de Suboficiales Retirados de las Fuerzas Armadas Nacionales	205.041	0	0	0	0	0	205.041
				- S0940 Sociedad Divulgativa de la Historia Militar	156.197	0	0	0	0	0	156.197
407	01	03	00	Transferencias corrientes internas al sector público	42.415.983	0	0	0	0	0	42.415.983
407	01	03	04	Transferencias corrientes a instituciones de protección social	42.415.983	0	0	0	0	0	42.415.983
				- A0050 Instituto de Previsión Social de las Fuerzas Armadas Nacionales (IPSFA)	42.415.983	0	0	0	0	0	42.415.983
407	02	00	00	Transferencias y donaciones corrientes al exterior	114.540	0	0	0	0	0	114.540
407	02	01	00	Transferencias corrientes al exterior	114.540	0	0	0	0	0	114.540
407	02	01	04	Transferencias corrientes a organismos internacionales	114.540	0	0	0	0	0	114.540
				- I0090 Organización Mundial de la Salud (O.M.S.)	15.000	0	0	0	0	0	15.000
				- I0225 Unión Deportiva Militar Sudamericana (UDMSA)	5.160	0	0	0	0	0	5.160
				- I0226 Consejo Internacional del Deporte Militar (CISM)	94.380	0	0	0	0	0	94.380
				Totales	**42.891.761**	**0**	**0**	**0**	**0**	**0**	**42.891.761**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 080002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**42.827.428**	**0**	**0**	**0**	**0**	**0**	**42.827.428**
402	01	00	00	Productos alimenticios y agropecuarios	13.240.109	0	0	0	0	0	13.240.109
402	01	01	00	Alimentos y bebidas para personas	13.215.109	0	0	0	0	0	13.215.109
402	01	02	00	Alimentos para animales	25.000	0	0	0	0	0	25.000
402	02	00	00	Productos de minas, canteras y yacimientos	223.838	0	0	0	0	0	223.838
402	02	05	00	Piedra, arcilla, arena y tierra	200.000	0	0	0	0	0	200.000
402	02	99	00	Otros productos de minas, canteras y yacimientos	23.838	0	0	0	0	0	23.838
402	03	00	00	Textiles y vestuarios	380.302	0	0	0	0	0	380.302
402	03	01	00	Textiles	119.700	0	0	0	0	0	119.700
402	03	02	00	Prendas de vestir	200.602	0	0	0	0	0	200.602
402	03	03	00	Calzados	60.000	0	0	0	0	0	60.000
402	04	00	00	Productos de cuero y caucho	1.899.407	0	0	0	0	0	1.899.407
402	04	02	00	Productos de cuero y sucedáneos del cuero	30.000	0	0	0	0	0	30.000
402	04	03	00	Cauchos y tripas para vehículos	1.869.407	0	0	0	0	0	1.869.407
402	05	00	00	Productos de papel, cartón e impresos	4.606.269	0	0	0	0	0	4.606.269
402	05	01	00	Pulpa de madera, papel y cartón	553.045	0	0	0	0	0	553.045
402	05	02	00	Envases y cajas de papel y cartón	167.727	0	0	0	0	0	167.727
402	05	03	00	Productos de papel y cartón para oficina	2.837.091	0	0	0	0	0	2.837.091
402	05	04	00	Libros, revistas y periódicos	219.153	0	0	0	0	0	219.153
402	05	05	00	Material de enseñanza	18.147	0	0	0	0	0	18.147
402	05	06	00	Productos de papel y cartón para computación	454.561	0	0	0	0	0	454.561
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	356.545	0	0	0	0	0	356.545
402	06	00	00	Productos químicos y derivados	4.721.595	0	0	0	0	0	4.721.595
402	06	01	00	Sustancias químicas y de uso industrial	460.000	0	0	0	0	0	460.000
402	06	02	00	Abonos, plaguicidas y otros	29.018	0	0	0	0	0	29.018
402	06	03	00	Tintas, pinturas y colorantes	1.825.929	0	0	0	0	0	1.825.929
402	06	04	00	Productos farmacéuticos y medicamentos	167.009	0	0	0	0	0	167.009
402	06	05	00	Productos de tocador	86.780	0	0	0	0	0	86.780

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 080002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	2.022.879	0	0	0	0	0	2.022.879
402	06	08	00	Productos plásticos	129.980	0	0	0	0	0	129.980
402	07	00	00	Productos minerales no metálicos	563.857	0	0	0	0	0	563.857
402	07	01	00	Productos de barro, loza y porcelana	49.372	0	0	0	0	0	49.372
402	07	02	00	Vidrios y productos de vidrio	59.440	0	0	0	0	0	59.440
402	07	03	00	Productos de arcilla para construcción	208.000	0	0	0	0	0	208.000
402	07	04	00	Cemento, cal y yeso	247.045	0	0	0	0	0	247.045
402	08	00	00	Productos metálicos	8.569.939	0	0	0	0	0	8.569.939
402	08	01	00	Productos primarios de hierro y acero	109.777	0	0	0	0	0	109.777
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	699.977	0	0	0	0	0	699.977
402	08	07	00	Material de señalamiento	40.000	0	0	0	0	0	40.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	7.508.185	0	0	0	0	0	7.508.185
402	08	10	00	Repuestos y accesorios para otros equipos	212.000	0	0	0	0	0	212.000
402	09	00	00	Productos de madera	121.843	0	0	0	0	0	121.843
402	09	01	00	Productos primarios de madera	80.510	0	0	0	0	0	80.510
402	09	02	00	Muebles y accesorios de madera para edificaciones	41.333	0	0	0	0	0	41.333
402	10	00	00	Productos varios y útiles diversos	8.500.269	0	0	0	0	0	8.500.269
402	10	01	00	Artículos de deporte, recreación y juguetes	200.470	0	0	0	0	0	200.470
402	10	02	00	Materiales y útiles de limpieza y aseo	1.689.387	0	0	0	0	0	1.689.387
402	10	03	00	Utensilios de cocina y comedor	360.764	0	0	0	0	0	360.764
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	41.672	0	0	0	0	0	41.672
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.751.691	0	0	0	0	0	1.751.691
402	10	06	00	Condecoraciones, ofrendas y similares	933.539	0	0	0	0	0	933.539
402	10	07	00	Productos de seguridad en el trabajo	71.723	0	0	0	0	0	71.723
402	10	08	00	Materiales para equipos de computación	1.686.050	0	0	0	0	0	1.686.050
402	10	10	00	Útiles religiosos	29.000	0	0	0	0	0	29.000
402	10	11	00	Materiales eléctricos	1.229.507	0	0	0	0	0	1.229.507
402	10	12	00	Materiales para instalaciones sanitarias	465.692	0	0	0	0	0	465.692

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 080002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	13	00	Materiales fotográficos	40.774	0	0	0	0	0	40.774
403	**00**	**00**	**00**	**Servicios no personales**	**214.414.791**	**0**	**0**	**0**	**0**	**0**	**214.414.791**
403	02	00	00	Alquileres de maquinaria y equipos	12.500	0	0	0	0	0	12.500
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	12.500	0	0	0	0	0	12.500
403	04	00	00	Servicios básicos	89.224.310	0	0	0	0	0	89.224.310
403	04	01	00	Electricidad	29.000.000	0	0	0	0	0	29.000.000
403	04	02	00	Gas	20.628	0	0	0	0	0	20.628
403	04	03	00	Agua	33.468.580	0	0	0	0	0	33.468.580
403	04	04	00	Teléfonos	21.073.214	0	0	0	0	0	21.073.214
403	04	05	00	Servicio de comunicaciones	50.050	0	0	0	0	0	50.050
403	04	06	00	Servicio de aseo urbano y domiciliario	5.611.838	0	0	0	0	0	5.611.838
403	07	00	00	Servicios de información, impresión y relaciones públicas	995.290	0	0	0	0	0	995.290
403	07	01	00	Publicidad y propaganda	7.790	0	0	0	0	0	7.790
403	07	02	00	Imprenta y reproducción	496.551	0	0	0	0	0	496.551
403	07	03	00	Relaciones sociales	225.000	0	0	0	0	0	225.000
403	07	04	00	Avisos	265.949	0	0	0	0	0	265.949
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	57.225.190	0	0	0	0	0	57.225.190
403	08	01	00	Primas y gastos de seguros	57.176.690	0	0	0	0	0	57.176.690
403	08	02	00	Comisiones y gastos bancarios	48.500	0	0	0	0	0	48.500
403	09	00	00	Viáticos y pasajes	16.912.217	0	0	0	0	0	16.912.217
403	09	01	00	Viáticos y pasajes dentro del país	5.245.000	0	0	0	0	0	5.245.000
403	09	02	00	Viáticos y pasajes fuera del país	11.667.217	0	0	0	0	0	11.667.217
403	10	00	00	Servicios profesionales y técnicos	198.988	0	0	0	0	0	198.988
403	10	03	00	Servicios de procesamiento de datos	50.000	0	0	0	0	0	50.000
403	10	09	00	Servicios de lavandería y tintorería	33.988	0	0	0	0	0	33.988
403	10	11	00	Servicios para la elaboración y suministro de comida	115.000	0	0	0	0	0	115.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.743.122	0	0	0	0	0	7.743.122
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	1.365.041	0	0	0	0	0	1.365.041

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 080002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.010.711	0	0	0	0	0	4.010.711
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	190.000	0	0	0	0	0	190.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	82.200	0	0	0	0	0	82.200
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	75.800	0	0	0	0	0	75.800
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	159.780	0	0	0	0	0	159.780
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.066.000	0	0	0	0	0	1.066.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	793.590	0	0	0	0	0	793.590
403	12	00	00	Conservación y reparaciones menores de obras	8.825.849	0	0	0	0	0	8.825.849
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	8.825.849	0	0	0	0	0	8.825.849
403	18	00	00	Impuestos indirectos	32.804.124	0	0	0	0	0	32.804.124
403	18	01	00	Impuesto al valor agregado	32.804.124	0	0	0	0	0	32.804.124
403	99	00	00	Otros servicios no personales	473.201	0	0	0	0	0	473.201
403	99	01	00	Otros servicios no personales	473.201	0	0	0	0	0	473.201
404	**00**	**00**	**00**	**Activos reales**	**28.730.404**	**0**	**0**	**0**	**0**	**0**	**28.730.404**
404	01	00	00	Repuestos y reparaciones mayores	6.240.500	0	0	0	0	0	6.240.500
404	01	01	00	Repuestos mayores	5.990.500	0	0	0	0	0	5.990.500
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	5.990.500	0	0	0	0	0	5.990.500
404	01	02	00	Reparaciones mayores de maquinaria y equipos	250.000	0	0	0	0	0	250.000
404	01	02	04	Reparaciones mayores de equipos médico - quirúrgicos, dentales y de veterinaria	250.000	0	0	0	0	0	250.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.722.906	0	0	0	0	0	2.722.906
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	499.800	0	0	0	0	0	499.800
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.040.306	0	0	0	0	0	2.040.306
404	03	05	00	Maquinaria y equipos industriales y de taller	78.800	0	0	0	0	0	78.800
404	03	06	00	Maquinaria y equipos de energía	104.000	0	0	0	0	0	104.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	04	01	00	Vehículos automotores terrestres	1.000.000	0	0	0	0	0	1.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.091.373	0	0	0	0	0	2.091.373

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 080002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	01	00	Equipos de telecomunicaciones	2.091.373	0	0	0	0	0	2.091.373
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	3.783.226	0	0	0	0	0	3.783.226
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.181.613	0	0	0	0	0	2.181.613
404	07	06	00	Instrumentos musicales y equipos de audio	1.601.613	0	0	0	0	0	1.601.613
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.200.786	0	0	0	0	0	11.200.786
404	09	01	00	Mobiliario y equipos de oficina	4.277.472	0	0	0	0	0	4.277.472
404	09	02	00	Equipos de computación	3.203.173	0	0	0	0	0	3.203.173
404	09	03	00	Mobiliario y equipos de alojamiento	3.720.141	0	0	0	0	0	3.720.141
404	12	00	00	Activos intangibles	1.691.613	0	0	0	0	0	1.691.613
404	12	04	00	Paquetes y programas de computación	1.691.613	0	0	0	0	0	1.691.613
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**41.117.376**	**0**	**0**	**0**	**0**	**0**	**41.117.376**
406	01	00	00	Gastos de defensa y seguridad del Estado	41.117.376	0	0	0	0	0	41.117.376
406	01	01	00	Gastos de defensa y seguridad del Estado	41.117.376	0	0	0	0	0	41.117.376
407	**00**	**00**	**00**	**Transferencias y donaciones**	**915.672**	**0**	**0**	**0**	**0**	**0**	**915.672**
407	01	00	00	Transferencias y donaciones corrientes internas	915.672	0	0	0	0	0	915.672
407	01	01	00	Transferencias corrientes internas al sector privado	915.672	0	0	0	0	0	915.672
407	01	01	04	Becas universitarias en el país	915.672	0	0	0	0	0	915.672
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.508.102**	**0**	**0**	**0**	**0**	**0**	**1.508.102**
411	11	00	00	Obligaciones de ejercicios anteriores	1.508.102	0	0	0	0	0	1.508.102
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.508.102	0	0	0	0	0	1.508.102
				Totales	**329.513.773**	**0**	**0**	**0**	**0**	**0**	**329.513.773**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 080002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**475.778**	**0**	**0**	**0**	**0**	**0**	**475.778**
407	01	00	00	Transferencias y donaciones corrientes internas	361.238	0	0	0	0	0	361.238
407	01	01	00	Transferencias corrientes internas al sector privado	361.238	0	0	0	0	0	361.238
407	01	01	73	Subsidios a instituciones benéficas privadas	361.238	0	0	0	0	0	361.238
407	02	00	00	Transferencias y donaciones corrientes al exterior	114.540	0	0	0	0	0	114.540
407	02	01	00	Transferencias corrientes al exterior	114.540	0	0	0	0	0	114.540
407	02	01	04	Transferencias corrientes a organismos internacionales	114.540	0	0	0	0	0	114.540
				Totales	**475.778**	**0**	**0**	**0**	**0**	**0**	**475.778**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 080002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**42.415.983**	**0**	**0**	**0**	**0**	**0**	**42.415.983**
407	01	00	00	Transferencias y donaciones corrientes internas	42.415.983	0	0	0	0	0	42.415.983
407	01	03	00	Transferencias corrientes internas al sector público	42.415.983	0	0	0	0	0	42.415.983
407	01	03	04	Transferencias corrientes a instituciones de protección social	42.415.983	0	0	0	0	0	42.415.983
				Totales	**42.415.983**	**0**	**0**	**0**	**0**	**0**	**42.415.983**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**143.476.216**	**0**	**0**	**0**	**0**	**0**	**143.476.216**
407	01	00	00	Transferencias y donaciones corrientes internas	143.476.216	0	0	0	0	0	143.476.216
407	01	01	00	Transferencias corrientes internas al sector privado	143.476.216	0	0	0	0	0	143.476.216
407	01	01	01	Pensiones del personal empleado, obrero y militar	32.290.848	0	0	0	0	0	32.290.848
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	96.181.372	0	0	0	0	0	96.181.372
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	3.209.519	0	0	0	0	0	3.209.519
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	167.915	0	0	0	0	0	167.915
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	9.618.137	0	0	0	0	0	9.618.137
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.008.425	0	0	0	0	0	2.008.425
				Totales	**143.476.216**	**0**	**0**	**0**	**0**	**0**	**143.476.216**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 080003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**143.476.216**	**0**	**0**	**0**	**0**	**0**	**143.476.216**
407	01	00	00	Transferencias y donaciones corrientes internas	143.476.216	0	0	0	0	0	143.476.216
407	01	01	00	Transferencias corrientes internas al sector privado	143.476.216	0	0	0	0	0	143.476.216
407	01	01	01	Pensiones del personal empleado, obrero y militar	32.290.848	0	0	0	0	0	32.290.848
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	96.181.372	0	0	0	0	0	96.181.372
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	3.209.519	0	0	0	0	0	3.209.519
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	167.915	0	0	0	0	0	167.915
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	9.618.137	0	0	0	0	0	9.618.137
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.008.425	0	0	0	0	0	2.008.425
				Totales	**143.476.216**	**0**	**0**	**0**	**0**	**0**	**143.476.216**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080006000 AGREGADURÍAS MILITARES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**30.526.576**	**0**	**0**	**0**	**0**	**0**	**30.526.576**
406	01	00	00	Gastos de defensa y seguridad del Estado	30.526.576	0	0	0	0	0	30.526.576
406	01	01	00	Gastos de defensa y seguridad del Estado	30.526.576	0	0	0	0	0	30.526.576
				Totales	**30.526.576**	**0**	**0**	**0**	**0**	**0**	**30.526.576**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA **ACCIÓN CENTRALIZADA:** 080006000 AGREGADURÍAS MILITARES

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080006000 AGREGADURÍAS MILITARES

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 080006001 AGREGADURÍAS MILITARES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**30.526.576**	**0**	**0**	**0**	**0**	**0**	**30.526.576**
406	01	00	00	Gastos de defensa y seguridad del Estado	30.526.576	0	0	0	0	0	30.526.576
406	01	01	00	Gastos de defensa y seguridad del Estado	30.526.576	0	0	0	0	0	30.526.576
				Totales	**30.526.576**	**0**	**0**	**0**	**0**	**0**	**30.526.576**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**985.600**	**0**	**0**	**0**	**0**	**0**	**985.600**
402	01	00	00	Productos alimenticios y agropecuarios	246.400	0	0	0	0	0	246.400
402	01	01	00	Alimentos y bebidas para personas	246.400	0	0	0	0	0	246.400
402	10	00	00	Productos varios y útiles diversos	739.200	0	0	0	0	0	739.200
402	10	01	00	Artículos de deporte, recreación y juguetes	246.400	0	0	0	0	0	246.400
402	10	02	00	Materiales y útiles de limpieza y aseo	246.400	0	0	0	0	0	246.400
402	10	03	00	Utensilios de cocina y comedor	246.400	0	0	0	0	0	246.400
403	**00**	**00**	**00**	**Servicios no personales**	**134.400**	**0**	**0**	**0**	**0**	**0**	**134.400**
403	18	00	00	Impuestos indirectos	134.400	0	0	0	0	0	134.400
403	18	01	00	Impuesto al valor agregado	134.400	0	0	0	0	0	134.400
				Totales	**1.120.000**	**0**	**0**	**0**	**0**	**0**	**1.120.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA DEFENSA

ACCIÓN CENTRALIZADA: 080007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 080007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**985.600**	**0**	**0**	**0**	**0**	**0**	**985.600**
402	01	00	00	Productos alimenticios y agropecuarios	246.400	0	0	0	0	0	246.400
402	01	01	00	Alimentos y bebidas para personas	246.400	0	0	0	0	0	246.400
402	10	00	00	Productos varios y útiles diversos	739.200	0	0	0	0	0	739.200
402	10	01	00	Artículos de deporte, recreación y juguetes	246.400	0	0	0	0	0	246.400
402	10	02	00	Materiales y útiles de limpieza y aseo	246.400	0	0	0	0	0	246.400
402	10	03	00	Utensilios de cocina y comedor	246.400	0	0	0	0	0	246.400
403	**00**	**00**	**00**	**Servicios no personales**	**134.400**	**0**	**0**	**0**	**0**	**0**	**134.400**
403	18	00	00	Impuestos indirectos	134.400	0	0	0	0	0	134.400
403	18	01	00	Impuesto al valor agregado	134.400	0	0	0	0	0	134.400
				Totales	**1.120.000**	**0**	**0**	**0**	**0**	**0**	**1.120.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**15.227.796.392**	**0**	**0**	**4.168.545.004**	**0**	**0**	**19.396.341.396**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.610.483.950	0	0	1.372.639.868	0	0	9.983.123.818
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.344.424.277	0	0	801.478.031	0	0	5.145.902.308
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	2.319.949.278	0	0	301.368.640	0	0	2.621.317.918
401	01	03	00	Suplencias a empleados	16.935.584	0	0	0	0	0	16.935.584
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.050.795.711	0	0	75.112.202	0	0	1.125.907.913
401	01	13	00	Suplencias a obreros	7.753.527	0	0	0	0	0	7.753.527
401	01	18	00	Remuneraciones al personal contratado	1.308.203	0	0	0	0	0	1.308.203
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	189.647.059	0	0	0	0	0	189.647.059
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	12.618	0	0	0	0	0	12.618
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.160.580	0	0	0	0	0	1.160.580
401	01	99	00	Otras retribuciones	678.497.113	0	0	194.680.995	0	0	873.178.108
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	454.569.279	0	0	50.581.997	0	0	505.151.276
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	179.300.272	0	0	25.256.352	0	0	204.556.624
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	275.269.007	0	0	25.325.645	0	0	300.594.652
401	03	00	00	Primas	1.486.103.912	0	0	6.577.752	0	0	1.492.681.664
401	03	01	00	Primas por mérito a empleados	168.625.609	0	0	1.455.278	0	0	170.080.887
401	03	02	00	Primas de transporte a empleados	318.166.595	0	0	800.660	0	0	318.967.255
401	03	08	00	Primas de profesionalización a empleados	35.628.343	0	0	3.521.154	0	0	39.149.497
401	03	09	00	Primas por antigüedad a empleados	181.012.093	0	0	0	0	0	181.012.093
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	13.881.271	0	0	0	0	0	13.881.271
401	03	16	00	Primas por mérito a obreros	1.103.650	0	0	0	0	0	1.103.650
401	03	19	00	Primas por hijos de obreros	4.947	0	0	0	0	0	4.947
401	03	21	00	Primas por antigüedad a obreros	2.860.155	0	0	0	0	0	2.860.155
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	13.599	0	0	0	0	0	13.599
401	03	47	00	Primas al personal de alto nivel y de dirección	1.563.954	0	0	0	0	0	1.563.954
401	03	97	00	Otras primas a empleados	762.788.765	0	0	800.660	0	0	763.589.425
401	03	98	00	Otras primas a obreros	454.931	0	0	0	0	0	454.931
401	04	00	00	Complementos de sueldos y salarios	2.093.539.226	0	0	565.810.691	0	0	2.659.349.917
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.766.512	0	0	0	0	0	2.766.512

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	02	00	Complemento a empleados por trabajo nocturno	23.292.019	0	0	0	0	0	23.292.019
401	04	03	00	Complemento a empleados por gastos de alimentación	1.821.232	0	0	0	0	0	1.821.232
401	04	04	00	Complemento a empleados por gastos de transporte	39.000	0	0	0	0	0	39.000
401	04	08	00	Bono compensatorio de alimentación a empleados	1.595.110.589	0	0	361.761.927	0	0	1.956.872.516
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.565.365	0	0	0	0	0	1.565.365
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	13.409.366	0	0	0	0	0	13.409.366
401	04	16	00	Complemento a obreros por gastos de alimentación	701.916	0	0	0	0	0	701.916
401	04	18	00	Bono compensatorio de alimentación a obreros	453.211.581	0	0	162.446.507	0	0	615.658.088
401	04	19	00	Bono compensatorio de transporte a obreros	1.026.195	0	0	0	0	0	1.026.195
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	434.347	0	0	0	0	0	434.347
401	04	25	00	Complemento al personal contratado por gastos de alimentación	161.104	0	0	0	0	0	161.104
401	04	96	00	Otros complementos a empleados	0	0	0	40.047.457	0	0	40.047.457
401	04	97	00	Otros complementos a obreros	0	0	0	1.554.800	0	0	1.554.800
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	786.067.951	0	0	825.286.341	0	0	1.611.354.292
401	05	01	00	Aguinaldos a empleados	0	0	0	257.137.787	0	0	257.137.787
401	05	03	00	Bono vacacional a empleados	391.752.715	0	0	217.383.744	0	0	609.136.459
401	05	04	00	Aguinaldos a obreros	0	0	0	91.349.164	0	0	91.349.164
401	05	06	00	Bono vacacional a obreros	393.553.434	0	0	259.415.646	0	0	652.969.080
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.953	0	0	0	0	0	14.953
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	746.849	0	0	0	0	0	746.849
401	06	00	00	Aportes patronales y legales	458.953.184	0	0	277.000.000	0	0	735.953.184
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	61.113.987	0	0	0	0	0	61.113.987
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	278.054.316	0	0	277.000.000	0	0	555.054.316
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	17.421.411	0	0	0	0	0	17.421.411
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	74.705.800	0	0	0	0	0	74.705.800
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	15.311.695	0	0	0	0	0	15.311.695
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	12.345.975	0	0	0	0	0	12.345.975
401	07	00	00	Asistencia socio-económica	1.144.365.336	0	0	1.070.135.715	0	0	2.214.501.051
401	07	01	00	Capacitación y adiestramiento a empleados	189.000	0	0	0	0	0	189.000
401	07	02	00	Becas a empleados	4.000.000	0	0	0	0	0	4.000.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	831.744.824	0	0	831.744.825	0	0	1.663.489.649
401	07	18	00	Becas a obreros	4.000.000	0	0	0	0	0	4.000.000
401	07	19	00	Ayudas por matrimonio de obreros	6.500	0	0	0	0	0	6.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.700	0	0	0	0	0	2.700
401	07	21	00	Ayudas por defunción a obreros	3.900	0	0	0	0	0	3.900
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.647.800	0	0	0	0	0	2.647.800
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	63.379.722	0	0	0	0	0	63.379.722
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	238.390.890	0	0	238.390.890	0	0	476.781.780
401	08	00	00	Prestaciones sociales e indemnizaciones	33.637.780	0	0	0	0	0	33.637.780
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	20.004.740	0	0	0	0	0	20.004.740
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	6.821.615	0	0	0	0	0	6.821.615
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.811.425	0	0	0	0	0	6.811.425
401	96	00	00	Otros gastos del personal empleado	151.788.389	0	0	221.745	0	0	152.010.134
401	96	01	00	Otros gastos del personal empleado	151.788.389	0	0	221.745	0	0	152.010.134
401	97	00	00	Otros gastos del personal obrero	8.287.385	0	0	290.895	0	0	8.578.280
401	97	01	00	Otros gastos del personal obrero	8.287.385	0	0	290.895	0	0	8.578.280
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.226.232.086**	**0**	**0**	**1.100.000.000**	**0**	**0**	**4.326.232.086**
402	01	00	00	Productos alimenticios y agropecuarios	2.909.456.941	0	0	1.100.000.000	0	0	4.009.456.941
402	01	01	00	Alimentos y bebidas para personas	2.906.087.800	0	0	1.100.000.000	0	0	4.006.087.800
402	01	02	00	Alimentos para animales	1.518.836	0	0	0	0	0	1.518.836
402	01	03	00	Productos agrícolas y pecuarios	1.820.305	0	0	0	0	0	1.820.305
402	01	99	00	Otros productos alimenticios y agropecuarios	30.000	0	0	0	0	0	30.000
402	02	00	00	Productos de minas, canteras y yacimientos	937.164	0	0	0	0	0	937.164
402	02	02	00	Petróleo crudo y gas natural	50.572	0	0	0	0	0	50.572
402	02	03	00	Mineral de hierro	4.018	0	0	0	0	0	4.018
402	02	04	00	Mineral no ferroso	65.751	0	0	0	0	0	65.751
402	02	05	00	Piedra, arcilla, arena y tierra	812.505	0	0	0	0	0	812.505
402	02	06	00	Mineral para la fabricación de productos químicos	56	0	0	0	0	0	56
402	02	99	00	Otros productos de minas, canteras y yacimientos	4.262	0	0	0	0	0	4.262
402	03	00	00	Textiles y vestuarios	32.842.578	0	0	0	0	0	32.842.578
402	03	01	00	Textiles	12.608.207	0	0	0	0	0	12.608.207

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	02	00	Prendas de vestir	17.918.017	0	0	0	0	0	17.918.017
402	03	03	00	Calzados	2.269.973	0	0	0	0	0	2.269.973
402	03	99	00	Otros productos textiles y vestuarios	46.381	0	0	0	0	0	46.381
402	04	00	00	Productos de cuero y caucho	1.515.965	0	0	0	0	0	1.515.965
402	04	01	00	Cueros y pieles	98.503	0	0	0	0	0	98.503
402	04	02	00	Productos de cuero y sucedáneos del cuero	46.886	0	0	0	0	0	46.886
402	04	03	00	Cauchos y tripas para vehículos	1.364.737	0	0	0	0	0	1.364.737
402	04	99	00	Otros productos de cuero y caucho	5.839	0	0	0	0	0	5.839
402	05	00	00	Productos de papel, cartón e impresos	119.450.487	0	0	0	0	0	119.450.487
402	05	01	00	Pulpa de madera, papel y cartón	5.704.972	0	0	0	0	0	5.704.972
402	05	02	00	Envases y cajas de papel y cartón	3.021.164	0	0	0	0	0	3.021.164
402	05	03	00	Productos de papel y cartón para oficina	81.973.833	0	0	0	0	0	81.973.833
402	05	04	00	Libros, revistas y periódicos	4.727.058	0	0	0	0	0	4.727.058
402	05	05	00	Material de enseñanza	10.448.351	0	0	0	0	0	10.448.351
402	05	06	00	Productos de papel y cartón para computación	2.855.444	0	0	0	0	0	2.855.444
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.277.047	0	0	0	0	0	10.277.047
402	05	99	00	Otros productos de pulpa, papel y cartón	442.618	0	0	0	0	0	442.618
402	06	00	00	Productos químicos y derivados	39.204.338	0	0	0	0	0	39.204.338
402	06	01	00	Sustancias químicas y de uso industrial	687.611	0	0	0	0	0	687.611
402	06	02	00	Abonos, plaguicidas y otros	1.386.709	0	0	0	0	0	1.386.709
402	06	03	00	Tintas, pinturas y colorantes	26.232.372	0	0	0	0	0	26.232.372
402	06	04	00	Productos farmacéuticos y medicamentos	2.195.196	0	0	0	0	0	2.195.196
402	06	05	00	Productos de tocador	127.880	0	0	0	0	0	127.880
402	06	06	00	Combustibles y lubricantes	1.655.712	0	0	0	0	0	1.655.712
402	06	07	00	Productos diversos derivados del petróleo y del carbón	55.787	0	0	0	0	0	55.787
402	06	08	00	Productos plásticos	6.655.611	0	0	0	0	0	6.655.611
402	06	09	00	Mezclas explosivas	849	0	0	0	0	0	849
402	06	99	00	Otros productos de la industria química y conexos	206.611	0	0	0	0	0	206.611
402	07	00	00	Productos minerales no metálicos	3.526.654	0	0	0	0	0	3.526.654
402	07	01	00	Productos de barro, loza y porcelana	536.368	0	0	0	0	0	536.368
402	07	02	00	Vidrios y productos de vidrio	1.260.474	0	0	0	0	0	1.260.474

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	03	00	Productos de arcilla para construcción	511.420	0	0	0	0	0	511.420
402	07	04	00	Cemento, cal y yeso	1.207.028	0	0	0	0	0	1.207.028
402	07	99	00	Otros productos minerales no metálicos	11.364	0	0	0	0	0	11.364
402	08	00	00	Productos metálicos	19.963.139	0	0	0	0	0	19.963.139
402	08	01	00	Productos primarios de hierro y acero	1.773.851	0	0	0	0	0	1.773.851
402	08	02	00	Productos de metales no ferrosos	65.171	0	0	0	0	0	65.171
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	12.376.293	0	0	0	0	0	12.376.293
402	08	04	00	Productos metálicos estructurales	395.884	0	0	0	0	0	395.884
402	08	07	00	Material de señalamiento	316.940	0	0	0	0	0	316.940
402	08	08	00	Material de educación	2.134.783	0	0	0	0	0	2.134.783
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.923.837	0	0	0	0	0	1.923.837
402	08	10	00	Repuestos y accesorios para otros equipos	886.328	0	0	0	0	0	886.328
402	08	99	00	Otros productos metálicos	90.052	0	0	0	0	0	90.052
402	09	00	00	Productos de madera	2.393.077	0	0	0	0	0	2.393.077
402	09	01	00	Productos primarios de madera	1.695.352	0	0	0	0	0	1.695.352
402	09	02	00	Muebles y accesorios de madera para edificaciones	474.966	0	0	0	0	0	474.966
402	09	99	00	Otros productos de madera	222.759	0	0	0	0	0	222.759
402	10	00	00	Productos varios y útiles diversos	94.087.031	0	0	0	0	0	94.087.031
402	10	01	00	Artículos de deporte, recreación y juguetes	12.888.010	0	0	0	0	0	12.888.010
402	10	02	00	Materiales y útiles de limpieza y aseo	15.543.651	0	0	0	0	0	15.543.651
402	10	03	00	Utensilios de cocina y comedor	8.850.026	0	0	0	0	0	8.850.026
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.993.654	0	0	0	0	0	2.993.654
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	17.861.494	0	0	0	0	0	17.861.494
402	10	06	00	Condecoraciones, ofrendas y similares	2.736.455	0	0	0	0	0	2.736.455
402	10	07	00	Productos de seguridad en el trabajo	1.166.597	0	0	0	0	0	1.166.597
402	10	08	00	Materiales para equipos de computación	11.173.481	0	0	0	0	0	11.173.481
402	10	09	00	Especies timbradas y valores	35.877	0	0	0	0	0	35.877
402	10	10	00	Útiles religiosos	164.404	0	0	0	0	0	164.404
402	10	11	00	Materiales eléctricos	12.510.888	0	0	0	0	0	12.510.888
402	10	12	00	Materiales para instalaciones sanitarias	6.738.926	0	0	0	0	0	6.738.926
402	10	13	00	Materiales fotográficos	670.401	0	0	0	0	0	670.401

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	99	00	Otros productos y útiles diversos	753.167	0	0	0	0	0	753.167
402	99	00	00	Otros materiales y suministros	2.854.712	0	0	0	0	0	2.854.712
402	99	01	00	Otros materiales y suministros	2.854.712	0	0	0	0	0	2.854.712
403	**00**	**00**	**00**	**Servicios no personales**	**826.026.743**	**0**	**0**	**0**	**0**	**0**	**826.026.743**
403	01	00	00	Alquileres de inmuebles	5.103.869	0	0	0	0	0	5.103.869
403	01	01	00	Alquileres de edificios y locales	4.307.298	0	0	0	0	0	4.307.298
403	01	02	00	Alquileres de instalaciones culturales y recreativas	796.571	0	0	0	0	0	796.571
403	02	00	00	Alquileres de maquinaria y equipos	4.554.116	0	0	0	0	0	4.554.116
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	210.337	0	0	0	0	0	210.337
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.839.069	0	0	0	0	0	3.839.069
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	193.654	0	0	0	0	0	193.654
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	168.494	0	0	0	0	0	168.494
403	02	99	00	Alquileres de otras maquinaria y equipos	132.562	0	0	0	0	0	132.562
403	03	00	00	Derechos sobre bienes intangibles	150.000	0	0	0	0	0	150.000
403	03	03	00	Paquetes y programas de computación	150.000	0	0	0	0	0	150.000
403	04	00	00	Servicios básicos	215.444.949	0	0	0	0	0	215.444.949
403	04	01	00	Electricidad	30.358	0	0	0	0	0	30.358
403	04	02	00	Gas	738.857	0	0	0	0	0	738.857
403	04	03	00	Agua	4.842	0	0	0	0	0	4.842
403	04	04	00	Teléfonos	4.638.461	0	0	0	0	0	4.638.461
403	04	05	00	Servicio de comunicaciones	210.032.431	0	0	0	0	0	210.032.431
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	147.657	0	0	0	0	0	147.657
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	147.657	0	0	0	0	0	147.657
403	06	00	00	Servicios de transporte y almacenaje	12.307.738	0	0	0	0	0	12.307.738
403	06	01	00	Fletes y embalajes	11.828.071	0	0	0	0	0	11.828.071
403	06	02	00	Almacenaje	4.600	0	0	0	0	0	4.600
403	06	03	00	Estacionamiento	179.369	0	0	0	0	0	179.369
403	06	04	00	Peaje	92.058	0	0	0	0	0	92.058
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	203.640	0	0	0	0	0	203.640
403	07	00	00	Servicios de información, impresión y relaciones públicas	354.327.838	0	0	0	0	0	354.327.838

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	01	00	Publicidad y propaganda	9.083.203	0	0	0	0	0	9.083.203
403	07	02	00	Imprenta y reproducción	339.770.527	0	0	0	0	0	339.770.527
403	07	03	00	Relaciones sociales	3.468.919	0	0	0	0	0	3.468.919
403	07	04	00	Avisos	2.005.189	0	0	0	0	0	2.005.189
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	11.670.821	0	0	0	0	0	11.670.821
403	08	01	00	Primas y gastos de seguros	11.114.764	0	0	0	0	0	11.114.764
403	08	02	00	Comisiones y gastos bancarios	556.057	0	0	0	0	0	556.057
403	09	00	00	Viáticos y pasajes	32.793.999	0	0	0	0	0	32.793.999
403	09	01	00	Viáticos y pasajes dentro del país	31.112.480	0	0	0	0	0	31.112.480
403	09	02	00	Viáticos y pasajes fuera del país	1.348.487	0	0	0	0	0	1.348.487
403	09	03	00	Asignación por kilómetros recorridos	333.032	0	0	0	0	0	333.032
403	10	00	00	Servicios profesionales y técnicos	16.595.192	0	0	0	0	0	16.595.192
403	10	01	00	Servicios jurídicos	5.250	0	0	0	0	0	5.250
403	10	02	00	Servicios de contabilidad y auditoría	5.120	0	0	0	0	0	5.120
403	10	03	00	Servicios de procesamiento de datos	1.582.646	0	0	0	0	0	1.582.646
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.432.230	0	0	0	0	0	1.432.230
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	64.138	0	0	0	0	0	64.138
403	10	07	00	Servicios de capacitación y adiestramiento	3.188.664	0	0	0	0	0	3.188.664
403	10	09	00	Servicios de lavandería y tintorería	8.365	0	0	0	0	0	8.365
403	10	10	00	Servicios de vigilancia	143.900	0	0	0	0	0	143.900
403	10	11	00	Servicios para la elaboración y suministro de comida	5.769.588	0	0	0	0	0	5.769.588
403	10	99	00	Otros servicios profesionales y técnicos	4.395.291	0	0	0	0	0	4.395.291
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	13.523.623	0	0	0	0	0	13.523.623
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	605.164	0	0	0	0	0	605.164
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.633.855	0	0	0	0	0	5.633.855
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	86.457	0	0	0	0	0	86.457
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	594.052	0	0	0	0	0	594.052
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	552.939	0	0	0	0	0	552.939
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	31.104	0	0	0	0	0	31.104
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.743.274	0	0	0	0	0	5.743.274

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	276.778	0	0	0	0	0	276.778
403	12	00	00	Conservación y reparaciones menores de obras	36.810.295	0	0	0	0	0	36.810.295
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	36.433.262	0	0	0	0	0	36.433.262
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	377.033	0	0	0	0	0	377.033
403	15	00	00	Servicios fiscales	3.071	0	0	0	0	0	3.071
403	15	02	00	Tasas y otros derechos obligatorios	3.071	0	0	0	0	0	3.071
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.897.750	0	0	0	0	0	3.897.750
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.897.750	0	0	0	0	0	3.897.750
403	18	00	00	Impuestos indirectos	107.924.675	0	0	0	0	0	107.924.675
403	18	01	00	Impuesto al valor agregado	107.924.675	0	0	0	0	0	107.924.675
403	99	00	00	Otros servicios no personales	10.771.150	0	0	0	0	0	10.771.150
403	99	01	00	Otros servicios no personales	10.771.150	0	0	0	0	0	10.771.150
404	**00**	**00**	**00**	**Activos reales**	**77.472.550**	**0**	**0**	**0**	**0**	**0**	**77.472.550**
404	01	00	00	Repuestos y reparaciones mayores	1.141.540	0	0	0	0	0	1.141.540
404	01	01	00	Repuestos mayores	429.308	0	0	0	0	0	429.308
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	0	100.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	329.308	0	0	0	0	0	329.308
404	01	02	00	Reparaciones mayores de maquinaria y equipos	712.232	0	0	0	0	0	712.232
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	81.432	0	0	0	0	0	81.432
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	367.200	0	0	0	0	0	367.200
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	263.600	0	0	0	0	0	263.600
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.701.456	0	0	0	0	0	3.701.456
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	972.000	0	0	0	0	0	972.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	935.320	0	0	0	0	0	935.320
404	03	05	00	Maquinaria y equipos industriales y de taller	61.270	0	0	0	0	0	61.270
404	03	06	00	Maquinaria y equipos de energía	1.613.250	0	0	0	0	0	1.613.250
404	03	07	00	Maquinaria y equipos de riego y acueductos	43.800	0	0	0	0	0	43.800
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	75.816	0	0	0	0	0	75.816
404	04	00	00	Equipos de transporte, tracción y elevación	27.899.788	0	0	0	0	0	27.899.788
404	04	01	00	Vehículos automotores terrestres	27.248.388	0	0	0	0	0	27.248.388
404	04	03	00	Equipos marítimos de transporte	196.000	0	0	0	0	0	196.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	05	00	Vehículos de tracción no motorizados	455.400	0	0	0	0	0	455.400
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.077.600	0	0	0	0	0	1.077.600
404	05	01	00	Equipos de telecomunicaciones	1.027.600	0	0	0	0	0	1.027.600
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	13.076.947	0	0	0	0	0	13.076.947
404	07	02	00	Equipos de enseñanza, deporte y recreación	76.947	0	0	0	0	0	76.947
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	10.000.000	0	0	0	0	0	10.000.000
404	07	06	00	Instrumentos musicales y equipos de audio	3.000.000	0	0	0	0	0	3.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	19.756.460	0	0	0	0	0	19.756.460
404	09	01	00	Mobiliario y equipos de oficina	2.076.230	0	0	0	0	0	2.076.230
404	09	02	00	Equipos de computación	1.611.088	0	0	0	0	0	1.611.088
404	09	03	00	Mobiliario y equipos de alojamiento	16.036.370	0	0	0	0	0	16.036.370
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	32.772	0	0	0	0	0	32.772
404	12	00	00	Activos intangibles	10.000.000	0	0	0	0	0	10.000.000
404	12	04	00	Paquetes y programas de computación	10.000.000	0	0	0	0	0	10.000.000
404	99	00	00	Otros activos reales	818.759	0	0	0	0	0	818.759
404	99	01	00	Otros activos reales	818.759	0	0	0	0	0	818.759
407	**00**	**00**	**00**	**Transferencias y donaciones**	**7.705.473.667**	**0**	**0**	**731.454.996**	**0**	**0**	**8.436.928.663**
407	01	00	00	Transferencias y donaciones corrientes internas	7.546.271.241	0	0	731.454.996	0	0	8.277.726.237
407	01	01	00	Transferencias corrientes internas al sector privado	5.250.651.845	0	0	731.454.996	0	0	5.982.106.841
407	01	01	01	Pensiones del personal empleado, obrero y militar	235.885.067	0	0	0	0	0	235.885.067
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	3.276.606.961	0	0	0	0	0	3.276.606.961
407	01	01	03	Becas escolares	79.752.000	0	0	0	0	0	79.752.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	0	0	0	42.658.191	0	0	42.658.191
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	12.940.308	0	0	2.156.718	0	0	15.097.026
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	0	0	0	649.303.355	0	0	649.303.355
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	224.020.392	0	0	37.336.732	0	0	261.357.124
407	01	01	70	Subsidios educacionales al sector privado	1.364.005.187	0	0	0	0	0	1.364.005.187
407	01	01	72	Subsidios culturales al sector privado	47.875.738	0	0	0	0	0	47.875.738
407	01	01	73	Subsidios a instituciones benéficas privadas	9.566.192	0	0	0	0	0	9.566.192
407	01	02	00	Donaciones corrientes internas al sector privado	160.000	0	0	0	0	0	160.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	02	01	Donaciones corrientes a personas	160.000	0	0	0	0	0	160.000
407	01	03	00	Transferencias corrientes internas al sector público	2.295.459.396	0	0	0	0	0	2.295.459.396
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.437.305.343	0	0	0	0	0	1.437.305.343
407	01	03	04	Transferencias corrientes a instituciones de protección social	858.154.053	0	0	0	0	0	858.154.053
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.793.225	0	0	0	0	0	1.793.225
407	02	01	00	Transferencias corrientes al exterior	1.793.225	0	0	0	0	0	1.793.225
407	02	01	04	Transferencias corrientes a organismos internacionales	1.793.225	0	0	0	0	0	1.793.225
407	03	00	00	Transferencias y donaciones de capital internas	157.409.201	0	0	0	0	0	157.409.201
407	03	03	00	Transferencias de capital internas al sector público	157.409.201	0	0	0	0	0	157.409.201
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	157.409.201	0	0	0	0	0	157.409.201
411	**00**	**00**	**00**	**Disminución de pasivos**	**96.336.376**	**0**	**0**	**0**	**0**	**0**	**96.336.376**
411	11	00	00	Obligaciones de ejercicios anteriores	96.336.376	0	0	0	0	0	96.336.376
411	11	04	00	Compromisos pendientes de ejercicios anteriores	96.336.376	0	0	0	0	0	96.336.376
				Totales	**27.159.337.814**	**0**	**0**	**6.000.000.000**	**0**	**0**	**33.159.337.814**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**132.458.961**	**0**	**0**	**0**	**0**	**0**	**132.458.961**
402	01	00	00	Productos alimenticios y agropecuarios	3.332.632	0	0	0	0	0	3.332.632
402	01	01	00	Alimentos y bebidas para personas	46.264	0	0	0	0	0	46.264
402	01	02	00	Alimentos para animales	1.501.366	0	0	0	0	0	1.501.366
402	01	03	00	Productos agrícolas y pecuarios	1.755.002	0	0	0	0	0	1.755.002
402	01	99	00	Otros productos alimenticios y agropecuarios	30.000	0	0	0	0	0	30.000
402	02	00	00	Productos de minas, canteras y yacimientos	825.201	0	0	0	0	0	825.201
402	02	02	00	Petróleo crudo y gas natural	41.502	0	0	0	0	0	41.502
402	02	03	00	Mineral de hierro	4.018	0	0	0	0	0	4.018
402	02	04	00	Mineral no ferroso	55.126	0	0	0	0	0	55.126
402	02	05	00	Piedra, arcilla, arena y tierra	720.237	0	0	0	0	0	720.237
402	02	06	00	Mineral para la fabricación de productos químicos	56	0	0	0	0	0	56
402	02	99	00	Otros productos de minas, canteras y yacimientos	4.262	0	0	0	0	0	4.262
402	03	00	00	Textiles y vestuarios	21.011.620	0	0	0	0	0	21.011.620
402	03	01	00	Textiles	9.269.299	0	0	0	0	0	9.269.299
402	03	02	00	Prendas de vestir	11.109.533	0	0	0	0	0	11.109.533
402	03	03	00	Calzados	621.608	0	0	0	0	0	621.608
402	03	99	00	Otros productos textiles y vestuarios	11.180	0	0	0	0	0	11.180
402	04	00	00	Productos de cuero y caucho	496.956	0	0	0	0	0	496.956
402	04	03	00	Cauchos y tripas para vehículos	491.117	0	0	0	0	0	491.117
402	04	99	00	Otros productos de cuero y caucho	5.839	0	0	0	0	0	5.839
402	05	00	00	Productos de papel, cartón e impresos	27.229.645	0	0	0	0	0	27.229.645
402	05	01	00	Pulpa de madera, papel y cartón	2.186.704	0	0	0	0	0	2.186.704
402	05	02	00	Envases y cajas de papel y cartón	427.542	0	0	0	0	0	427.542
402	05	03	00	Productos de papel y cartón para oficina	13.009.589	0	0	0	0	0	13.009.589
402	05	04	00	Libros, revistas y periódicos	751.248	0	0	0	0	0	751.248
402	05	05	00	Material de enseñanza	5.271.200	0	0	0	0	0	5.271.200
402	05	06	00	Productos de papel y cartón para computación	1.421.611	0	0	0	0	0	1.421.611
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.028.871	0	0	0	0	0	4.028.871

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	99	00	Otros productos de pulpa, papel y cartón	132.880	0	0	0	0	0	132.880
402	06	00	00	Productos químicos y derivados	20.835.631	0	0	0	0	0	20.835.631
402	06	01	00	Sustancias químicas y de uso industrial	573.770	0	0	0	0	0	573.770
402	06	02	00	Abonos, plaguicidas y otros	1.139.571	0	0	0	0	0	1.139.571
402	06	03	00	Tintas, pinturas y colorantes	13.364.855	0	0	0	0	0	13.364.855
402	06	04	00	Productos farmacéuticos y medicamentos	1.368.426	0	0	0	0	0	1.368.426
402	06	05	00	Productos de tocador	89.052	0	0	0	0	0	89.052
402	06	06	00	Combustibles y lubricantes	338.290	0	0	0	0	0	338.290
402	06	07	00	Productos diversos derivados del petróleo y del carbón	45.437	0	0	0	0	0	45.437
402	06	08	00	Productos plásticos	3.867.026	0	0	0	0	0	3.867.026
402	06	09	00	Mezclas explosivas	849	0	0	0	0	0	849
402	06	99	00	Otros productos de la industria química y conexos	48.355	0	0	0	0	0	48.355
402	07	00	00	Productos minerales no metálicos	2.193.232	0	0	0	0	0	2.193.232
402	07	01	00	Productos de barro, loza y porcelana	415.231	0	0	0	0	0	415.231
402	07	02	00	Vidrios y productos de vidrio	369.494	0	0	0	0	0	369.494
402	07	03	00	Productos de arcilla para construcción	387.969	0	0	0	0	0	387.969
402	07	04	00	Cemento, cal y yeso	1.011.798	0	0	0	0	0	1.011.798
402	07	99	00	Otros productos minerales no metálicos	8.740	0	0	0	0	0	8.740
402	08	00	00	Productos metálicos	8.214.089	0	0	0	0	0	8.214.089
402	08	01	00	Productos primarios de hierro y acero	1.527.302	0	0	0	0	0	1.527.302
402	08	02	00	Productos de metales no ferrosos	52.135	0	0	0	0	0	52.135
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.281.974	0	0	0	0	0	3.281.974
402	08	04	00	Productos metálicos estructurales	304.385	0	0	0	0	0	304.385
402	08	07	00	Material de señalamiento	33.957	0	0	0	0	0	33.957
402	08	08	00	Material de educación	1.858.356	0	0	0	0	0	1.858.356
402	08	09	00	Repuestos y accesorios para equipos de transporte	792.517	0	0	0	0	0	792.517
402	08	10	00	Repuestos y accesorios para otros equipos	288.451	0	0	0	0	0	288.451
402	08	99	00	Otros productos metálicos	75.012	0	0	0	0	0	75.012
402	09	00	00	Productos de madera	1.728.684	0	0	0	0	0	1.728.684

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	01	00	Productos primarios de madera	1.253.445	0	0	0	0	0	1.253.445
402	09	02	00	Muebles y accesorios de madera para edificaciones	301.347	0	0	0	0	0	301.347
402	09	99	00	Otros productos de madera	173.892	0	0	0	0	0	173.892
402	10	00	00	Productos varios y útiles diversos	46.591.271	0	0	0	0	0	46.591.271
402	10	01	00	Artículos de deporte, recreación y juguetes	5.088.225	0	0	0	0	0	5.088.225
402	10	02	00	Materiales y útiles de limpieza y aseo	10.420.926	0	0	0	0	0	10.420.926
402	10	03	00	Utensilios de cocina y comedor	2.669.031	0	0	0	0	0	2.669.031
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.014.248	0	0	0	0	0	2.014.248
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.926.537	0	0	0	0	0	6.926.537
402	10	06	00	Condecoraciones, ofrendas y similares	488.482	0	0	0	0	0	488.482
402	10	07	00	Productos de seguridad en el trabajo	503.693	0	0	0	0	0	503.693
402	10	08	00	Materiales para equipos de computación	3.216.832	0	0	0	0	0	3.216.832
402	10	10	00	Útiles religiosos	159.179	0	0	0	0	0	159.179
402	10	11	00	Materiales eléctricos	9.579.647	0	0	0	0	0	9.579.647
402	10	12	00	Materiales para instalaciones sanitarias	5.290.374	0	0	0	0	0	5.290.374
402	10	13	00	Materiales fotográficos	116.237	0	0	0	0	0	116.237
402	10	99	00	Otros productos y útiles diversos	117.860	0	0	0	0	0	117.860
403	**00**	**00**	**00**	**Servicios no personales**	**56.580.651**	**0**	**0**	**0**	**0**	**0**	**56.580.651**
403	01	00	00	Alquileres de inmuebles	193.478	0	0	0	0	0	193.478
403	01	01	00	Alquileres de edificios y locales	95.984	0	0	0	0	0	95.984
403	01	02	00	Alquileres de instalaciones culturales y recreativas	97.494	0	0	0	0	0	97.494
403	02	00	00	Alquileres de maquinaria y equipos	1.211.151	0	0	0	0	0	1.211.151
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	210.316	0	0	0	0	0	210.316
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	741.532	0	0	0	0	0	741.532
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	30.154	0	0	0	0	0	30.154
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	145.366	0	0	0	0	0	145.366
403	02	99	00	Alquileres de otras maquinaria y equipos	73.783	0	0	0	0	0	73.783
403	04	00	00	Servicios básicos	121.146	0	0	0	0	0	121.146

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	01	00	Electricidad	3.646	0	0	0	0	0	3.646
403	04	02	00	Gas	106.576	0	0	0	0	0	106.576
403	04	03	00	Agua	2.934	0	0	0	0	0	2.934
403	04	04	00	Teléfonos	7.990	0	0	0	0	0	7.990
403	06	00	00	Servicios de transporte y almacenaje	934.871	0	0	0	0	0	934.871
403	06	01	00	Fletes y embalajes	795.344	0	0	0	0	0	795.344
403	06	03	00	Estacionamiento	69.065	0	0	0	0	0	69.065
403	06	04	00	Peaje	70.462	0	0	0	0	0	70.462
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.252.579	0	0	0	0	0	2.252.579
403	07	01	00	Publicidad y propaganda	263.501	0	0	0	0	0	263.501
403	07	02	00	Imprenta y reproducción	1.675.706	0	0	0	0	0	1.675.706
403	07	03	00	Relaciones sociales	116.886	0	0	0	0	0	116.886
403	07	04	00	Avisos	196.486	0	0	0	0	0	196.486
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	20	0	0	0	0	0	20
403	08	02	00	Comisiones y gastos bancarios	20	0	0	0	0	0	20
403	09	00	00	Viáticos y pasajes	2.062	0	0	0	0	0	2.062
403	09	01	00	Viáticos y pasajes dentro del país	2.062	0	0	0	0	0	2.062
403	10	00	00	Servicios profesionales y técnicos	148.673	0	0	0	0	0	148.673
403	10	03	00	Servicios de procesamiento de datos	1.668	0	0	0	0	0	1.668
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	7.634	0	0	0	0	0	7.634
403	10	07	00	Servicios de capacitación y adiestramiento	23.944	0	0	0	0	0	23.944
403	10	09	00	Servicios de lavandería y tintorería	5.365	0	0	0	0	0	5.365
403	10	10	00	Servicios de vigilancia	110.000	0	0	0	0	0	110.000
403	10	99	00	Otros servicios profesionales y técnicos	62	0	0	0	0	0	62
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.860.515	0	0	0	0	0	3.860.515
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	395.638	0	0	0	0	0	395.638
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	657.918	0	0	0	0	0	657.918
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	9.961	0	0	0	0	0	9.961

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	214.114	0	0	0	0	0	214.114
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	507.889	0	0	0	0	0	507.889
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.913.040	0	0	0	0	0	1.913.040
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	161.955	0	0	0	0	0	161.955
403	12	00	00	Conservación y reparaciones menores de obras	28.340.127	0	0	0	0	0	28.340.127
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	28.056.952	0	0	0	0	0	28.056.952
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	283.175	0	0	0	0	0	283.175
403	15	00	00	Servicios fiscales	1.155	0	0	0	0	0	1.155
403	15	02	00	Tasas y otros derechos obligatorios	1.155	0	0	0	0	0	1.155
403	16	00	00	Servicios de diversión, esparcimiento y culturales	580.263	0	0	0	0	0	580.263
403	16	01	00	Servicios de diversión, esparcimiento y culturales	580.263	0	0	0	0	0	580.263
403	18	00	00	Impuestos indirectos	18.934.611	0	0	0	0	0	18.934.611
403	18	01	00	Impuesto al valor agregado	18.934.611	0	0	0	0	0	18.934.611
404	**00**	**00**	**00**	**Activos reales**	**26.000.000**	**0**	**0**	**0**	**0**	**0**	**26.000.000**
404	04	00	00	Equipos de transporte, tracción y elevación	20.000.000	0	0	0	0	0	20.000.000
404	04	01	00	Vehículos automotores terrestres	20.000.000	0	0	0	0	0	20.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.000.000	0	0	0	0	0	6.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	6.000.000	0	0	0	0	0	6.000.000
				Totales	**215.039.612**	**0**	**0**	**0**	**0**	**0**	**215.039.612**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100068001 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN INICIAL, A TRAVÉS DE LA DOTACIÓN SUMINISTROS MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL .

UNIDAD DE MEDIDA: PLANTEL **META:** 7.924

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.313.816**	**0**	**0**	**0**	**0**	0	**11.313.816**
402	01	00	00	Productos alimenticios y agropecuarios	84.976	0	0	0	0	0	84.976
402	01	03	00	Productos agrícolas y pecuarios	84.976	0	0	0	0	0	84.976
402	02	00	00	Productos de minas, canteras y yacimientos	22.207	0	0	0	0	0	22.207
402	02	05	00	Piedra, arcilla, arena y tierra	17.945	0	0	0	0	0	17.945
402	02	99	00	Otros productos de minas, canteras y yacimientos	4.262	0	0	0	0	0	4.262
402	03	00	00	Textiles y vestuarios	138.593	0	0	0	0	0	138.593
402	03	01	00	Textiles	24.408	0	0	0	0	0	24.408
402	03	02	00	Prendas de vestir	93.861	0	0	0	0	0	93.861
402	03	03	00	Calzados	9.379	0	0	0	0	0	9.379
402	03	99	00	Otros productos textiles y vestuarios	10.945	0	0	0	0	0	10.945
402	04	00	00	Productos de cuero y caucho	874	0	0	0	0	0	874
402	04	03	00	Cauchos y tripas para vehículos	874	0	0	0	0	0	874
402	05	00	00	Productos de papel, cartón e impresos	4.447.440	0	0	0	0	0	4.447.440
402	05	01	00	Pulpa de madera, papel y cartón	363.662	0	0	0	0	0	363.662
402	05	02	00	Envases y cajas de papel y cartón	69.241	0	0	0	0	0	69.241
402	05	03	00	Productos de papel y cartón para oficina	1.101.272	0	0	0	0	0	1.101.272
402	05	04	00	Libros, revistas y periódicos	111.302	0	0	0	0	0	111.302
402	05	05	00	Material de enseñanza	1.999.144	0	0	0	0	0	1.999.144
402	05	06	00	Productos de papel y cartón para computación	427.071	0	0	0	0	0	427.071
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	370.548	0	0	0	0	0	370.548
402	05	99	00	Otros productos de pulpa, papel y cartón	5.200	0	0	0	0	0	5.200
402	06	00	00	Productos químicos y derivados	1.394.424	0	0	0	0	0	1.394.424
402	06	01	00	Sustancias químicas y de uso industrial	8.858	0	0	0	0	0	8.858

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100068001 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN INICIAL, A TRAVÉS DE LA DOTACIÓN SUMINISTROS MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL .

UNIDAD DE MEDIDA: *PLANTEL* **META:** 7.924

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
402	06	02	00	Abonos, plaguicidas y otros	170.869	0	0	0	0	0	170.869
402	06	03	00	Tintas, pinturas y colorantes	665.883	0	0	0	0	0	665.883
402	06	04	00	Productos farmacéuticos y medicamentos	247.795	0	0	0	0	0	247.795
402	06	05	00	Productos de tocador	27.118	0	0	0	0	0	27.118
402	06	06	00	Combustibles y lubricantes	19.862	0	0	0	0	0	19.862
402	06	08	00	Productos plásticos	249.039	0	0	0	0	0	249.039
402	06	99	00	Otros productos de la industria química y conexos	5.000	0	0	0	0	0	5.000
402	07	00	00	Productos minerales no metálicos	52.201	0	0	0	0	0	52.201
402	07	03	00	Productos de arcilla para construcción	17.819	0	0	0	0	0	17.819
402	07	04	00	Cemento, cal y yeso	34.382	0	0	0	0	0	34.382
402	08	00	00	Productos metálicos	517.803	0	0	0	0	0	517.803
402	08	01	00	Productos primarios de hierro y acero	10.974	0	0	0	0	0	10.974
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	228.599	0	0	0	0	0	228.599
402	08	04	00	Productos metálicos estructurales	7.634	0	0	0	0	0	7.634
402	08	07	00	Material de señalamiento	5.000	0	0	0	0	0	5.000
402	08	08	00	Material de educación	221.005	0	0	0	0	0	221.005
402	08	09	00	Repuestos y accesorios para equipos de transporte	26.164	0	0	0	0	0	26.164
402	08	10	00	Repuestos y accesorios para otros equipos	18.427	0	0	0	0	0	18.427
402	09	00	00	Productos de madera	38.003	0	0	0	0	0	38.003
402	09	01	00	Productos primarios de madera	22.735	0	0	0	0	0	22.735
402	09	02	00	Muebles y accesorios de madera para edificaciones	7.634	0	0	0	0	0	7.634
402	09	99	00	Otros productos de madera	7.634	0	0	0	0	0	7.634
402	10	00	00	Productos varios y útiles diversos	4.617.295	0	0	0	0	0	4.617.295
402	10	01	00	Artículos de deporte, recreación y juguetes	1.066.325	0	0	0	0	0	1.066.325

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100068001 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN INICIAL, A TRAVÉS DE LA DOTACIÓN SUMINISTROS MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL .

UNIDAD DE MEDIDA: PLANTEL **META:** 7.924

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	1.291.762	0	0	0	0	0	1.291.762
402	10	03	00	Utensilios de cocina y comedor	144.145	0	0	0	0	0	144.145
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	64.236	0	0	0	0	0	64.236
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.028.253	0	0	0	0	0	1.028.253
402	10	06	00	Condecoraciones, ofrendas y similares	35.495	0	0	0	0	0	35.495
402	10	07	00	Productos de seguridad en el trabajo	2.009	0	0	0	0	0	2.009
402	10	08	00	Materiales para equipos de computación	314.734	0	0	0	0	0	314.734
402	10	11	00	Materiales eléctricos	213.436	0	0	0	0	0	213.436
402	10	12	00	Materiales para instalaciones sanitarias	431.045	0	0	0	0	0	431.045
402	10	13	00	Materiales fotográficos	22.207	0	0	0	0	0	22.207
402	10	99	00	Otros productos y útiles diversos	3.648	0	0	0	0	0	3.648
403	**00**	**00**	**00**	**Servicios no personales**	**2.302.883**	**0**	**0**	**0**	**0**	0	**2.302.883**
403	01	00	00	Alquileres de inmuebles	35.499	0	0	0	0	0	35.499
403	01	01	00	Alquileres de edificios y locales	18.789	0	0	0	0	0	18.789
403	01	02	00	Alquileres de instalaciones culturales y recreativas	16.710	0	0	0	0	0	16.710
403	02	00	00	Alquileres de maquinaria y equipos	297.407	0	0	0	0	0	297.407
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	60.767	0	0	0	0	0	60.767
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	117.536	0	0	0	0	0	117.536
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	28.682	0	0	0	0	0	28.682
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	38.521	0	0	0	0	0	38.521
403	02	99	00	Alquileres de otras maquinaria y equipos	51.901	0	0	0	0	0	51.901
403	04	00	00	Servicios básicos	5.000	0	0	0	0	0	5.000
403	04	04	00	Teléfonos	5.000	0	0	0	0	0	5.000
403	06	00	00	Servicios de transporte y almacenaje	17.725	0	0	0	0	0	17.725

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100068001 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN INICIAL, A TRAVÉS DE LA DOTACIÓN SUMINISTROS MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL .

UNIDAD DE MEDIDA: *PLANTEL* **META:** 7.924

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	01	00	Fletes y embalajes	17.725	0	0	0	0	0	17.725
403	07	00	00	Servicios de información, impresión y relaciones públicas	296.108	0	0	0	0	0	296.108
403	07	01	00	Publicidad y propaganda	12.592	0	0	0	0	0	12.592
403	07	02	00	Imprenta y reproducción	276.725	0	0	0	0	0	276.725
403	07	03	00	Relaciones sociales	5.604	0	0	0	0	0	5.604
403	07	04	00	Avisos	1.187	0	0	0	0	0	1.187
403	10	00	00	Servicios profesionales y técnicos	12.862	0	0	0	0	0	12.862
403	10	03	00	Servicios de procesamiento de datos	812	0	0	0	0	0	812
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	7.634	0	0	0	0	0	7.634
403	10	07	00	Servicios de capacitación y adiestramiento	4.416	0	0	0	0	0	4.416
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	435.902	0	0	0	0	0	435.902
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	11.480	0	0	0	0	0	11.480
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	21.570	0	0	0	0	0	21.570
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	122.732	0	0	0	0	0	122.732
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	280.120	0	0	0	0	0	280.120
403	12	00	00	Conservación y reparaciones menores de obras	123.469	0	0	0	0	0	123.469
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	102.744	0	0	0	0	0	102.744
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	20.725	0	0	0	0	0	20.725
403	16	00	00	Servicios de diversión, esparcimiento y culturales	101.364	0	0	0	0	0	101.364
403	16	01	00	Servicios de diversión, esparcimiento y culturales	101.364	0	0	0	0	0	101.364
403	18	00	00	Impuestos indirectos	977.547	0	0	0	0	0	977.547
403	18	01	00	Impuesto al valor agregado	977.547	0	0	0	0	0	977.547
				Totales	**13.616.699**	**0**	**0**	**0**	**0**	0	**13.616.699**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100068002 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN PRIMARIA, A TRAVÉS DE LA DOTACIÓN SUMINISTROS MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL .

UNIDAD DE MEDIDA: PLANTEL **META:** 9.894

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**42.963.668**	**0**	**0**	**0**	**0**	0	**42.963.668**
402	01	00	00	Productos alimenticios y agropecuarios	254.702	0	0	0	0	0	254.702
402	01	02	00	Alimentos para animales	19.495	0	0	0	0	0	19.495
402	01	03	00	Productos agrícolas y pecuarios	235.207	0	0	0	0	0	235.207
402	02	00	00	Productos de minas, canteras y yacimientos	307.883	0	0	0	0	0	307.883
402	02	05	00	Piedra, arcilla, arena y tierra	307.883	0	0	0	0	0	307.883
402	03	00	00	Textiles y vestuarios	1.386.096	0	0	0	0	0	1.386.096
402	03	01	00	Textiles	213.393	0	0	0	0	0	213.393
402	03	02	00	Prendas de vestir	820.676	0	0	0	0	0	820.676
402	03	03	00	Calzados	352.027	0	0	0	0	0	352.027
402	04	00	00	Productos de cuero y caucho	31.608	0	0	0	0	0	31.608
402	04	03	00	Cauchos y tripas para vehículos	31.608	0	0	0	0	0	31.608
402	05	00	00	Productos de papel, cartón e impresos	10.507.496	0	0	0	0	0	10.507.496
402	05	01	00	Pulpa de madera, papel y cartón	823.853	0	0	0	0	0	823.853
402	05	02	00	Envases y cajas de papel y cartón	185.096	0	0	0	0	0	185.096
402	05	03	00	Productos de papel y cartón para oficina	3.801.123	0	0	0	0	0	3.801.123
402	05	04	00	Libros, revistas y periódicos	414.091	0	0	0	0	0	414.091
402	05	05	00	Material de enseñanza	2.219.119	0	0	0	0	0	2.219.119
402	05	06	00	Productos de papel y cartón para computación	548.431	0	0	0	0	0	548.431
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.423.193	0	0	0	0	0	2.423.193
402	05	99	00	Otros productos de pulpa, papel y cartón	92.590	0	0	0	0	0	92.590
402	06	00	00	Productos químicos y derivados	4.288.585	0	0	0	0	0	4.288.585
402	06	01	00	Sustancias químicas y de uso industrial	166.810	0	0	0	0	0	166.810
402	06	02	00	Abonos, plaguicidas y otros	283.747	0	0	0	0	0	283.747

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100068002 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN PRIMARIA, A TRAVÉS DE LA DOTACIÓN SUMINISTROS MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL .

UNIDAD DE MEDIDA: PLANTEL **META:** 9.894

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	2.054.810	0	0	0	0	0	2.054.810
402	06	04	00	Productos farmacéuticos y medicamentos	636.970	0	0	0	0	0	636.970
402	06	05	00	Productos de tocador	53.719	0	0	0	0	0	53.719
402	06	06	00	Combustibles y lubricantes	27.133	0	0	0	0	0	27.133
402	06	07	00	Productos diversos derivados del petróleo y del carbón	37.423	0	0	0	0	0	37.423
402	06	08	00	Productos plásticos	1.015.898	0	0	0	0	0	1.015.898
402	06	09	00	Mezclas explosivas	849	0	0	0	0	0	849
402	06	99	00	Otros productos de la industria química y conexos	11.226	0	0	0	0	0	11.226
402	07	00	00	Productos minerales no metálicos	1.313.179	0	0	0	0	0	1.313.179
402	07	01	00	Productos de barro, loza y porcelana	381.023	0	0	0	0	0	381.023
402	07	02	00	Vidrios y productos de vidrio	274.101	0	0	0	0	0	274.101
402	07	03	00	Productos de arcilla para construcción	271.009	0	0	0	0	0	271.009
402	07	04	00	Cemento, cal y yeso	387.046	0	0	0	0	0	387.046
402	08	00	00	Productos metálicos	3.141.682	0	0	0	0	0	3.141.682
402	08	01	00	Productos primarios de hierro y acero	380.200	0	0	0	0	0	380.200
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	902.236	0	0	0	0	0	902.236
402	08	04	00	Productos metálicos estructurales	216.936	0	0	0	0	0	216.936
402	08	07	00	Material de señalamiento	7.790	0	0	0	0	0	7.790
402	08	08	00	Material de educación	1.175.063	0	0	0	0	0	1.175.063
402	08	09	00	Repuestos y accesorios para equipos de transporte	284.253	0	0	0	0	0	284.253
402	08	10	00	Repuestos y accesorios para otros equipos	123.231	0	0	0	0	0	123.231
402	08	99	00	Otros productos metálicos	51.973	0	0	0	0	0	51.973
402	09	00	00	Productos de madera	731.792	0	0	0	0	0	731.792
402	09	01	00	Productos primarios de madera	455.949	0	0	0	0	0	455.949

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100068002 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN PRIMARIA, A TRAVÉS DE LA DOTACIÓN SUMINISTROS MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL .

UNIDAD DE MEDIDA: PLANTEL **META:** 9.894

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	02	00	Muebles y accesorios de madera para edificaciones	259.370	0	0	0	0	0	259.370
402	09	99	00	Otros productos de madera	16.473	0	0	0	0	0	16.473
402	10	00	00	Productos varios y útiles diversos	21.000.645	0	0	0	0	0	21.000.645
402	10	01	00	Artículos de deporte, recreación y juguetes	2.740.653	0	0	0	0	0	2.740.653
402	10	02	00	Materiales y útiles de limpieza y aseo	5.586.276	0	0	0	0	0	5.586.276
402	10	03	00	Utensilios de cocina y comedor	2.081.120	0	0	0	0	0	2.081.120
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	988.505	0	0	0	0	0	988.505
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.143.896	0	0	0	0	0	4.143.896
402	10	06	00	Condecoraciones, ofrendas y similares	400.424	0	0	0	0	0	400.424
402	10	07	00	Productos de seguridad en el trabajo	250.171	0	0	0	0	0	250.171
402	10	08	00	Materiales para equipos de computación	1.865.814	0	0	0	0	0	1.865.814
402	10	10	00	Útiles religiosos	33.967	0	0	0	0	0	33.967
402	10	11	00	Materiales eléctricos	1.497.130	0	0	0	0	0	1.497.130
402	10	12	00	Materiales para instalaciones sanitarias	1.245.991	0	0	0	0	0	1.245.991
402	10	13	00	Materiales fotográficos	84.486	0	0	0	0	0	84.486
402	10	99	00	Otros productos y útiles diversos	82.212	0	0	0	0	0	82.212
403	**00**	**00**	**00**	**Servicios no personales**	**9.991.186**	**0**	**0**	**0**	**0**	0	**9.991.186**
403	01	00	00	Alquileres de inmuebles	84.565	0	0	0	0	0	84.565
403	01	01	00	Alquileres de edificios y locales	23.503	0	0	0	0	0	23.503
403	01	02	00	Alquileres de instalaciones culturales y recreativas	61.062	0	0	0	0	0	61.062
403	02	00	00	Alquileres de maquinaria y equipos	355.625	0	0	0	0	0	355.625
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	23.033	0	0	0	0	0	23.033
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	288.752	0	0	0	0	0	288.752
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	30.340	0	0	0	0	0	30.340

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100068002 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN PRIMARIA, A TRAVÉS DE LA DOTACIÓN SUMINISTROS MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL .

UNIDAD DE MEDIDA: *PLANTEL* **META:** 9.894

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	99	00	Alquileres de otras maquinaria y equipos	13.500	0	0	0	0	0	13.500
403	04	00	00	Servicios básicos	96.000	0	0	0	0	0	96.000
403	04	02	00	Gas	96.000	0	0	0	0	0	96.000
403	06	00	00	Servicios de transporte y almacenaje	628.554	0	0	0	0	0	628.554
403	06	01	00	Fletes y embalajes	489.646	0	0	0	0	0	489.646
403	06	03	00	Estacionamiento	68.515	0	0	0	0	0	68.515
403	06	04	00	Peaje	70.393	0	0	0	0	0	70.393
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.366.455	0	0	0	0	0	1.366.455
403	07	01	00	Publicidad y propaganda	164.773	0	0	0	0	0	164.773
403	07	02	00	Imprenta y reproducción	937.969	0	0	0	0	0	937.969
403	07	03	00	Relaciones sociales	79.678	0	0	0	0	0	79.678
403	07	04	00	Avisos	184.035	0	0	0	0	0	184.035
403	10	00	00	Servicios profesionales y técnicos	21.462	0	0	0	0	0	21.462
403	10	07	00	Servicios de capacitación y adiestramiento	16.097	0	0	0	0	0	16.097
403	10	09	00	Servicios de lavandería y tintorería	5.365	0	0	0	0	0	5.365
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.663.372	0	0	0	0	0	1.663.372
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	22.002	0	0	0	0	0	22.002
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	96.250	0	0	0	0	0	96.250
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	9.961	0	0	0	0	0	9.961
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	148.972	0	0	0	0	0	148.972
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	297.054	0	0	0	0	0	297.054
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	931.060	0	0	0	0	0	931.060
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	158.073	0	0	0	0	0	158.073

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100068002 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN PRIMARIA, A TRAVÉS DE LA DOTACIÓN SUMINISTROS MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL .

UNIDAD DE MEDIDA: PLANTEL **META:** 9.894

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	746.267	0	0	0	0	0	746.267
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	490.307	0	0	0	0	0	490.307
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	255.960	0	0	0	0	0	255.960
403	16	00	00	Servicios de diversión, esparcimiento y culturales	416.108	0	0	0	0	0	416.108
403	16	01	00	Servicios de diversión, esparcimiento y culturales	416.108	0	0	0	0	0	416.108
403	18	00	00	Impuestos indirectos	4.612.778	0	0	0	0	0	4.612.778
403	18	01	00	Impuesto al valor agregado	4.612.778	0	0	0	0	0	4.612.778
				Totales	**52.954.854**	**0**	**0**	**0**	**0**	0	**52.954.854**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100068003 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN MEDIA, A TRAVÉS DE LA DOTACIÓN SUMINISTROS MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL .

UNIDAD DE MEDIDA: *PLANTEL* **META:** 4.408

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**23.778.150**	**0**	**0**	**0**	**0**	0	**23.778.150**
402	01	00	00	Productos alimenticios y agropecuarios	2.962.915	0	0	0	0	0	2.962.915
402	01	01	00	Alimentos y bebidas para personas	46.264	0	0	0	0	0	46.264
402	01	02	00	Alimentos para animales	1.471.892	0	0	0	0	0	1.471.892
402	01	03	00	Productos agrícolas y pecuarios	1.414.759	0	0	0	0	0	1.414.759
402	01	99	00	Otros productos alimenticios y agropecuarios	30.000	0	0	0	0	0	30.000
402	02	00	00	Productos de minas, canteras y yacimientos	170.055	0	0	0	0	0	170.055
402	02	02	00	Petróleo crudo y gas natural	41.502	0	0	0	0	0	41.502
402	02	03	00	Mineral de hierro	4.018	0	0	0	0	0	4.018
402	02	04	00	Mineral no ferroso	55.126	0	0	0	0	0	55.126
402	02	05	00	Piedra, arcilla, arena y tierra	69.409	0	0	0	0	0	69.409
402	03	00	00	Textiles y vestuarios	671.133	0	0	0	0	0	671.133
402	03	01	00	Textiles	43.934	0	0	0	0	0	43.934
402	03	02	00	Prendas de vestir	392.568	0	0	0	0	0	392.568
402	03	03	00	Calzados	234.396	0	0	0	0	0	234.396
402	03	99	00	Otros productos textiles y vestuarios	235	0	0	0	0	0	235
402	04	00	00	Productos de cuero y caucho	437.474	0	0	0	0	0	437.474
402	04	03	00	Cauchos y tripas para vehículos	431.635	0	0	0	0	0	431.635
402	04	99	00	Otros productos de cuero y caucho	5.839	0	0	0	0	0	5.839
402	05	00	00	Productos de papel, cartón e impresos	4.417.456	0	0	0	0	0	4.417.456
402	05	01	00	Pulpa de madera, papel y cartón	642.577	0	0	0	0	0	642.577
402	05	02	00	Envases y cajas de papel y cartón	132.310	0	0	0	0	0	132.310
402	05	03	00	Productos de papel y cartón para oficina	1.389.422	0	0	0	0	0	1.389.422
402	05	04	00	Libros, revistas y periódicos	202.854	0	0	0	0	0	202.854

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100068003 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN MEDIA, A TRAVÉS DE LA DOTACIÓN SUMINISTROS MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL .

UNIDAD DE MEDIDA: PLANTEL **META:** 4.408

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	05	00	Material de enseñanza	802.552	0	0	0	0	0	802.552
402	05	06	00	Productos de papel y cartón para computación	313.725	0	0	0	0	0	313.725
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	923.591	0	0	0	0	0	923.591
402	05	99	00	Otros productos de pulpa, papel y cartón	10.425	0	0	0	0	0	10.425
402	06	00	00	Productos químicos y derivados	3.529.852	0	0	0	0	0	3.529.852
402	06	01	00	Sustancias químicas y de uso industrial	398.003	0	0	0	0	0	398.003
402	06	02	00	Abonos, plaguicidas y otros	663.547	0	0	0	0	0	663.547
402	06	03	00	Tintas, pinturas y colorantes	1.305.155	0	0	0	0	0	1.305.155
402	06	04	00	Productos farmacéuticos y medicamentos	388.967	0	0	0	0	0	388.967
402	06	05	00	Productos de tocador	5.238	0	0	0	0	0	5.238
402	06	06	00	Combustibles y lubricantes	277.161	0	0	0	0	0	277.161
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.516	0	0	0	0	0	1.516
402	06	08	00	Productos plásticos	464.004	0	0	0	0	0	464.004
402	06	99	00	Otros productos de la industria química y conexos	26.261	0	0	0	0	0	26.261
402	07	00	00	Productos minerales no metálicos	323.223	0	0	0	0	0	323.223
402	07	01	00	Productos de barro, loza y porcelana	33.208	0	0	0	0	0	33.208
402	07	02	00	Vidrios y productos de vidrio	58.056	0	0	0	0	0	58.056
402	07	03	00	Productos de arcilla para construcción	70.138	0	0	0	0	0	70.138
402	07	04	00	Cemento, cal y yeso	153.081	0	0	0	0	0	153.081
402	07	99	00	Otros productos minerales no metálicos	8.740	0	0	0	0	0	8.740
402	08	00	00	Productos metálicos	2.301.921	0	0	0	0	0	2.301.921
402	08	01	00	Productos primarios de hierro y acero	287.413	0	0	0	0	0	287.413
402	08	02	00	Productos de metales no ferrosos	52.135	0	0	0	0	0	52.135
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	868.816	0	0	0	0	0	868.816

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100068003 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN MEDIA, A TRAVÉS DE LA DOTACIÓN SUMINISTROS MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL .

UNIDAD DE MEDIDA: PLANTEL **META:** 4.408

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	04	00	Productos metálicos estructurales	77.987	0	0	0	0	0	77.987
402	08	07	00	Material de señalamiento	21.167	0	0	0	0	0	21.167
402	08	08	00	Material de educación	396.348	0	0	0	0	0	396.348
402	08	09	00	Repuestos y accesorios para equipos de transporte	459.324	0	0	0	0	0	459.324
402	08	10	00	Repuestos y accesorios para otros equipos	129.649	0	0	0	0	0	129.649
402	08	99	00	Otros productos metálicos	9.082	0	0	0	0	0	9.082
402	09	00	00	Productos de madera	748.960	0	0	0	0	0	748.960
402	09	01	00	Productos primarios de madera	724.735	0	0	0	0	0	724.735
402	09	02	00	Muebles y accesorios de madera para edificaciones	24.225	0	0	0	0	0	24.225
402	10	00	00	Productos varios y útiles diversos	8.215.161	0	0	0	0	0	8.215.161
402	10	01	00	Artículos de deporte, recreación y juguetes	1.014.872	0	0	0	0	0	1.014.872
402	10	02	00	Materiales y útiles de limpieza y aseo	1.844.671	0	0	0	0	0	1.844.671
402	10	03	00	Utensilios de cocina y comedor	352.177	0	0	0	0	0	352.177
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	919.968	0	0	0	0	0	919.968
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.242.513	0	0	0	0	0	1.242.513
402	10	06	00	Condecoraciones, ofrendas y similares	24.965	0	0	0	0	0	24.965
402	10	07	00	Productos de seguridad en el trabajo	220.937	0	0	0	0	0	220.937
402	10	08	00	Materiales para equipos de computación	738.914	0	0	0	0	0	738.914
402	10	10	00	Útiles religiosos	7.656	0	0	0	0	0	7.656
402	10	11	00	Materiales eléctricos	1.377.761	0	0	0	0	0	1.377.761
402	10	12	00	Materiales para instalaciones sanitarias	465.333	0	0	0	0	0	465.333
402	10	13	00	Materiales fotográficos	1.274	0	0	0	0	0	1.274
402	10	99	00	Otros productos y útiles diversos	4.120	0	0	0	0	0	4.120
403	**00**	**00**	**00**	**Servicios no personales**	**6.535.393**	**0**	**0**	**0**	**0**	0	**6.535.393**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100068003 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN MEDIA, A TRAVÉS DE LA DOTACIÓN SUMINISTROS MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL .

UNIDAD DE MEDIDA: PLANTEL **META:** 4.408

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	00	00	Alquileres de inmuebles	31.330	0	0	0	0	0	31.330
403	01	01	00	Alquileres de edificios y locales	26.531	0	0	0	0	0	26.531
403	01	02	00	Alquileres de instalaciones culturales y recreativas	4.799	0	0	0	0	0	4.799
403	02	00	00	Alquileres de maquinaria y equipos	420.491	0	0	0	0	0	420.491
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	122.692	0	0	0	0	0	122.692
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	227.516	0	0	0	0	0	227.516
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	60.283	0	0	0	0	0	60.283
403	04	00	00	Servicios básicos	12.142	0	0	0	0	0	12.142
403	04	02	00	Gas	10.576	0	0	0	0	0	10.576
403	04	04	00	Teléfonos	1.566	0	0	0	0	0	1.566
403	06	00	00	Servicios de transporte y almacenaje	232.187	0	0	0	0	0	232.187
403	06	01	00	Fletes y embalajes	232.187	0	0	0	0	0	232.187
403	07	00	00	Servicios de información, impresión y relaciones públicas	383.109	0	0	0	0	0	383.109
403	07	01	00	Publicidad y propaganda	56.046	0	0	0	0	0	56.046
403	07	02	00	Imprenta y reproducción	313.896	0	0	0	0	0	313.896
403	07	03	00	Relaciones sociales	8.605	0	0	0	0	0	8.605
403	07	04	00	Avisos	4.562	0	0	0	0	0	4.562
403	10	00	00	Servicios profesionales y técnicos	113.345	0	0	0	0	0	113.345
403	10	07	00	Servicios de capacitación y adiestramiento	3.345	0	0	0	0	0	3.345
403	10	10	00	Servicios de vigilancia	110.000	0	0	0	0	0	110.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.504.934	0	0	0	0	0	1.504.934
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	345.393	0	0	0	0	0	345.393
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	524.565	0	0	0	0	0	524.565

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100068003 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN MEDIA, A TRAVÉS DE LA DOTACIÓN SUMINISTROS MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL .

UNIDAD DE MEDIDA: PLANTEL **META:** 4.408

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	40.514	0	0	0	0	0	40.514
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	36.809	0	0	0	0	0	36.809
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	555.810	0	0	0	0	0	555.810
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.843	0	0	0	0	0	1.843
403	12	00	00	Conservación y reparaciones menores de obras	121.802	0	0	0	0	0	121.802
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	121.765	0	0	0	0	0	121.765
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	37	0	0	0	0	0	37
403	16	00	00	Servicios de diversión, esparcimiento y culturales	23.968	0	0	0	0	0	23.968
403	16	01	00	Servicios de diversión, esparcimiento y culturales	23.968	0	0	0	0	0	23.968
403	18	00	00	Impuestos indirectos	3.692.085	0	0	0	0	0	3.692.085
403	18	01	00	Impuesto al valor agregado	3.692.085	0	0	0	0	0	3.692.085
				Totales	**30.313.543**	**0**	**0**	**0**	**0**	0	**30.313.543**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100068004 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN ESPECIAL, A TRAVÉS DE LA DOTACIÓN SUMINISTROS MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL .

UNIDAD DE MEDIDA: PLANTEL **META:** 798

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.873.784**	**0**	**0**	**0**	**0**	0	**2.873.784**
402	01	00	00	Productos alimenticios y agropecuarios	26.721	0	0	0	0	0	26.721
402	01	02	00	Alimentos para animales	9.979	0	0	0	0	0	9.979
402	01	03	00	Productos agrícolas y pecuarios	16.742	0	0	0	0	0	16.742
402	02	00	00	Productos de minas, canteras y yacimientos	25.000	0	0	0	0	0	25.000
402	02	05	00	Piedra, arcilla, arena y tierra	25.000	0	0	0	0	0	25.000
402	03	00	00	Textiles y vestuarios	45.311	0	0	0	0	0	45.311
402	03	01	00	Textiles	7.929	0	0	0	0	0	7.929
402	03	02	00	Prendas de vestir	22.413	0	0	0	0	0	22.413
402	03	03	00	Calzados	14.969	0	0	0	0	0	14.969
402	04	00	00	Productos de cuero y caucho	27.000	0	0	0	0	0	27.000
402	04	03	00	Cauchos y tripas para vehículos	27.000	0	0	0	0	0	27.000
402	05	00	00	Productos de papel, cartón e impresos	888.958	0	0	0	0	0	888.958
402	05	01	00	Pulpa de madera, papel y cartón	143.960	0	0	0	0	0	143.960
402	05	02	00	Envases y cajas de papel y cartón	19.642	0	0	0	0	0	19.642
402	05	03	00	Productos de papel y cartón para oficina	321.373	0	0	0	0	0	321.373
402	05	04	00	Libros, revistas y periódicos	16.176	0	0	0	0	0	16.176
402	05	05	00	Material de enseñanza	183.786	0	0	0	0	0	183.786
402	05	06	00	Productos de papel y cartón para computación	49.455	0	0	0	0	0	49.455
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	134.917	0	0	0	0	0	134.917
402	05	99	00	Otros productos de pulpa, papel y cartón	19.649	0	0	0	0	0	19.649
402	06	00	00	Productos químicos y derivados	252.315	0	0	0	0	0	252.315
402	06	02	00	Abonos, plaguicidas y otros	17.761	0	0	0	0	0	17.761
402	06	03	00	Tintas, pinturas y colorantes	109.826	0	0	0	0	0	109.826

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100068004 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN ESPECIAL, A TRAVÉS DE LA DOTACIÓN SUMINISTROS MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL .

UNIDAD DE MEDIDA: *PLANTEL* **META:** 798

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	57.804	0	0	0	0	0	57.804
402	06	05	00	Productos de tocador	1.049	0	0	0	0	0	1.049
402	06	06	00	Combustibles y lubricantes	5.268	0	0	0	0	0	5.268
402	06	07	00	Productos diversos derivados del petróleo y del carbón	4.150	0	0	0	0	0	4.150
402	06	08	00	Productos plásticos	50.589	0	0	0	0	0	50.589
402	06	99	00	Otros productos de la industria química y conexos	5.868	0	0	0	0	0	5.868
402	07	00	00	Productos minerales no metálicos	91.831	0	0	0	0	0	91.831
402	07	01	00	Productos de barro, loza y porcelana	1.000	0	0	0	0	0	1.000
402	07	02	00	Vidrios y productos de vidrio	37.337	0	0	0	0	0	37.337
402	07	03	00	Productos de arcilla para construcción	26.955	0	0	0	0	0	26.955
402	07	04	00	Cemento, cal y yeso	26.539	0	0	0	0	0	26.539
402	08	00	00	Productos metálicos	126.090	0	0	0	0	0	126.090
402	08	01	00	Productos primarios de hierro y acero	13.800	0	0	0	0	0	13.800
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	35.979	0	0	0	0	0	35.979
402	08	04	00	Productos metálicos estructurales	1.828	0	0	0	0	0	1.828
402	08	08	00	Material de educación	29.219	0	0	0	0	0	29.219
402	08	09	00	Repuestos y accesorios para equipos de transporte	17.680	0	0	0	0	0	17.680
402	08	10	00	Repuestos y accesorios para otros equipos	13.627	0	0	0	0	0	13.627
402	08	99	00	Otros productos metálicos	13.957	0	0	0	0	0	13.957
402	09	00	00	Productos de madera	204.684	0	0	0	0	0	204.684
402	09	01	00	Productos primarios de madera	44.781	0	0	0	0	0	44.781
402	09	02	00	Muebles y accesorios de madera para edificaciones	10.118	0	0	0	0	0	10.118
402	09	99	00	Otros productos de madera	149.785	0	0	0	0	0	149.785
402	10	00	00	Productos varios y útiles diversos	1.185.874	0	0	0	0	0	1.185.874

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 100068004 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN ESPECIAL, A TRAVÉS DE LA DOTACIÓN SUMINISTROS MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL .

UNIDAD DE MEDIDA: PLANTEL **META:** 798

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	01	00	Artículos de deporte, recreación y juguetes	225.440	0	0	0	0	0	225.440
402	10	02	00	Materiales y útiles de limpieza y aseo	339.297	0	0	0	0	0	339.297
402	10	03	00	Utensilios de cocina y comedor	78.178	0	0	0	0	0	78.178
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	37.996	0	0	0	0	0	37.996
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	199.406	0	0	0	0	0	199.406
402	10	06	00	Condecoraciones, ofrendas y similares	17.811	0	0	0	0	0	17.811
402	10	07	00	Productos de seguridad en el trabajo	28.476	0	0	0	0	0	28.476
402	10	08	00	Materiales para equipos de computación	80.564	0	0	0	0	0	80.564
402	10	11	00	Materiales eléctricos	69.027	0	0	0	0	0	69.027
402	10	12	00	Materiales para instalaciones sanitarias	79.035	0	0	0	0	0	79.035
402	10	13	00	Materiales fotográficos	6.645	0	0	0	0	0	6.645
402	10	99	00	Otros productos y útiles diversos	23.999	0	0	0	0	0	23.999
403	**00**	**00**	**00**	**Servicios no personales**	**796.717**	**0**	**0**	**0**	**0**	0	**796.717**
403	01	00	00	Alquileres de inmuebles	32.400	0	0	0	0	0	32.400
403	01	01	00	Alquileres de edificios y locales	20.000	0	0	0	0	0	20.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	12.400	0	0	0	0	0	12.400
403	02	00	00	Alquileres de maquinaria y equipos	70.633	0	0	0	0	0	70.633
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	51.701	0	0	0	0	0	51.701
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	1.472	0	0	0	0	0	1.472
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	11.934	0	0	0	0	0	11.934
403	02	99	00	Alquileres de otras maquinaria y equipos	5.526	0	0	0	0	0	5.526
403	04	00	00	Servicios básicos	8.004	0	0	0	0	0	8.004
403	04	01	00	Electricidad	3.646	0	0	0	0	0	3.646
403	04	03	00	Agua	2.934	0	0	0	0	0	2.934

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100068004 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN ESPECIAL, A TRAVÉS DE LA DOTACIÓN SUMINISTROS MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL .

UNIDAD DE MEDIDA: *PLANTEL* **META:** 798

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	04	00	Teléfonos	1.424	0	0	0	0	0	1.424
403	06	00	00	Servicios de transporte y almacenaje	33.109	0	0	0	0	0	33.109
403	06	01	00	Fletes y embalajes	33.109	0	0	0	0	0	33.109
403	07	00	00	Servicios de información, impresión y relaciones públicas	79.342	0	0	0	0	0	79.342
403	07	01	00	Publicidad y propaganda	328	0	0	0	0	0	328
403	07	02	00	Imprenta y reproducción	77.270	0	0	0	0	0	77.270
403	07	03	00	Relaciones sociales	1.744	0	0	0	0	0	1.744
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	111.917	0	0	0	0	0	111.917
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	16.632	0	0	0	0	0	16.632
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	19.523	0	0	0	0	0	19.523
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.000	0	0	0	0	0	3.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	18.000	0	0	0	0	0	18.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	54.762	0	0	0	0	0	54.762
403	12	00	00	Conservación y reparaciones menores de obras	95.724	0	0	0	0	0	95.724
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	90.781	0	0	0	0	0	90.781
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	4.943	0	0	0	0	0	4.943
403	16	00	00	Servicios de diversión, esparcimiento y culturales	5.000	0	0	0	0	0	5.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	360.588	0	0	0	0	0	360.588
403	18	01	00	Impuesto al valor agregado	360.588	0	0	0	0	0	360.588
				Totales	**3.670.501**	**0**	**0**	**0**	**0**	0	**3.670.501**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100068005 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN DE JÓVENES, ADULTAS Y ADULTOS A TRAVÉS DE LA DOTACIÓN SUMINISTROS MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL.

UNIDAD DE MEDIDA: PLANTEL **META:** 870

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.265.430**	**0**	**0**	**0**	**0**	0	**3.265.430**
402	01	00	00	Productos alimenticios y agropecuarios	3.318	0	0	0	0	0	3.318
402	01	03	00	Productos agrícolas y pecuarios	3.318	0	0	0	0	0	3.318
402	02	00	00	Productos de minas, canteras y yacimientos	56	0	0	0	0	0	56
402	02	06	00	Mineral para la fabricación de productos químicos	56	0	0	0	0	0	56
402	03	00	00	Textiles y vestuarios	520.487	0	0	0	0	0	520.487
402	03	01	00	Textiles	479.635	0	0	0	0	0	479.635
402	03	02	00	Prendas de vestir	30.015	0	0	0	0	0	30.015
402	03	03	00	Calzados	10.837	0	0	0	0	0	10.837
402	05	00	00	Productos de papel, cartón e impresos	968.295	0	0	0	0	0	968.295
402	05	01	00	Pulpa de madera, papel y cartón	212.652	0	0	0	0	0	212.652
402	05	02	00	Envases y cajas de papel y cartón	21.253	0	0	0	0	0	21.253
402	05	03	00	Productos de papel y cartón para oficina	396.399	0	0	0	0	0	396.399
402	05	04	00	Libros, revistas y periódicos	6.825	0	0	0	0	0	6.825
402	05	05	00	Material de enseñanza	66.599	0	0	0	0	0	66.599
402	05	06	00	Productos de papel y cartón para computación	82.929	0	0	0	0	0	82.929
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	176.622	0	0	0	0	0	176.622
402	05	99	00	Otros productos de pulpa, papel y cartón	5.016	0	0	0	0	0	5.016
402	06	00	00	Productos químicos y derivados	370.455	0	0	0	0	0	370.455
402	06	01	00	Sustancias químicas y de uso industrial	99	0	0	0	0	0	99
402	06	02	00	Abonos, plaguicidas y otros	3.647	0	0	0	0	0	3.647
402	06	03	00	Tintas, pinturas y colorantes	229.181	0	0	0	0	0	229.181
402	06	04	00	Productos farmacéuticos y medicamentos	36.890	0	0	0	0	0	36.890
402	06	05	00	Productos de tocador	1.928	0	0	0	0	0	1.928

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100068005 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN DE JÓVENES, ADULTAS Y ADULTOS A TRAVÉS DE LA DOTACIÓN SUMINISTROS MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL.

UNIDAD DE MEDIDA: PLANTEL **META:** 870

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	8.866	0	0	0	0	0	8.866
402	06	07	00	Productos diversos derivados del petróleo y del carbón	2.348	0	0	0	0	0	2.348
402	06	08	00	Productos plásticos	87.496	0	0	0	0	0	87.496
402	07	00	00	Productos minerales no metálicos	12.798	0	0	0	0	0	12.798
402	07	03	00	Productos de arcilla para construcción	2.048	0	0	0	0	0	2.048
402	07	04	00	Cemento, cal y yeso	10.750	0	0	0	0	0	10.750
402	08	00	00	Productos metálicos	112.480	0	0	0	0	0	112.480
402	08	01	00	Productos primarios de hierro y acero	34.915	0	0	0	0	0	34.915
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	32.231	0	0	0	0	0	32.231
402	08	08	00	Material de educación	36.721	0	0	0	0	0	36.721
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.096	0	0	0	0	0	5.096
402	08	10	00	Repuestos y accesorios para otros equipos	3.517	0	0	0	0	0	3.517
402	09	00	00	Productos de madera	5.245	0	0	0	0	0	5.245
402	09	01	00	Productos primarios de madera	5.245	0	0	0	0	0	5.245
402	10	00	00	Productos varios y útiles diversos	1.272.296	0	0	0	0	0	1.272.296
402	10	01	00	Artículos de deporte, recreación y juguetes	40.935	0	0	0	0	0	40.935
402	10	02	00	Materiales y útiles de limpieza y aseo	358.920	0	0	0	0	0	358.920
402	10	03	00	Utensilios de cocina y comedor	13.411	0	0	0	0	0	13.411
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.543	0	0	0	0	0	3.543
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	312.469	0	0	0	0	0	312.469
402	10	06	00	Condecoraciones, ofrendas y similares	9.787	0	0	0	0	0	9.787
402	10	07	00	Productos de seguridad en el trabajo	2.100	0	0	0	0	0	2.100
402	10	08	00	Materiales para equipos de computación	216.806	0	0	0	0	0	216.806
402	10	10	00	Útiles religiosos	117.556	0	0	0	0	0	117.556

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100068005 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN DE JÓVENES, ADULTAS Y ADULTOS A TRAVÉS DE LA DOTACIÓN SUMINISTROS MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL.

UNIDAD DE MEDIDA: PLANTEL **META:** 870

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	122.293	0	0	0	0	0	122.293
402	10	12	00	Materiales para instalaciones sanitarias	68.970	0	0	0	0	0	68.970
402	10	13	00	Materiales fotográficos	1.625	0	0	0	0	0	1.625
402	10	99	00	Otros productos y útiles diversos	3.881	0	0	0	0	0	3.881
403	**00**	**00**	**00**	**Servicios no personales**	**816.646**	**0**	**0**	**0**	**0**	0	**816.646**
403	01	00	00	Alquileres de inmuebles	9.684	0	0	0	0	0	9.684
403	01	01	00	Alquileres de edificios y locales	7.161	0	0	0	0	0	7.161
403	01	02	00	Alquileres de instalaciones culturales y recreativas	2.523	0	0	0	0	0	2.523
403	02	00	00	Alquileres de maquinaria y equipos	66.995	0	0	0	0	0	66.995
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	3.824	0	0	0	0	0	3.824
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	56.027	0	0	0	0	0	56.027
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	4.288	0	0	0	0	0	4.288
403	02	99	00	Alquileres de otras maquinaria y equipos	2.856	0	0	0	0	0	2.856
403	06	00	00	Servicios de transporte y almacenaje	23.296	0	0	0	0	0	23.296
403	06	01	00	Fletes y embalajes	22.677	0	0	0	0	0	22.677
403	06	03	00	Estacionamiento	550	0	0	0	0	0	550
403	06	04	00	Peaje	69	0	0	0	0	0	69
403	07	00	00	Servicios de información, impresión y relaciones públicas	127.565	0	0	0	0	0	127.565
403	07	01	00	Publicidad y propaganda	29.762	0	0	0	0	0	29.762
403	07	02	00	Imprenta y reproducción	69.846	0	0	0	0	0	69.846
403	07	03	00	Relaciones sociales	21.255	0	0	0	0	0	21.255
403	07	04	00	Avisos	6.702	0	0	0	0	0	6.702
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	20	0	0	0	0	0	20
403	08	02	00	Comisiones y gastos bancarios	20	0	0	0	0	0	20

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100068005 ATENDER EFICAZ Y EFICIENTEMENTE LOS PLANTELES NACIONALES DE EDUCACIÓN DE JÓVENES, ADULTAS Y ADULTOS A TRAVÉS DE LA DOTACIÓN SUMINISTROS MATERIALES Y SERVICIOS PARA BENEFICIAR LA POBLACIÓN ESTUDIANTIL.

UNIDAD DE MEDIDA: *PLANTEL* **META:** 870

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	2.062	0	0	0	0	0	2.062
403	09	01	00	Viáticos y pasajes dentro del país	2.062	0	0	0	0	0	2.062
403	10	00	00	Servicios profesionales y técnicos	1.004	0	0	0	0	0	1.004
403	10	03	00	Servicios de procesamiento de datos	856	0	0	0	0	0	856
403	10	07	00	Servicios de capacitación y adiestramiento	86	0	0	0	0	0	86
403	10	99	00	Otros servicios profesionales y técnicos	62	0	0	0	0	0	62
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	144.390	0	0	0	0	0	144.390
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	131	0	0	0	0	0	131
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	17.580	0	0	0	0	0	17.580
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	58	0	0	0	0	0	58
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	33.294	0	0	0	0	0	33.294
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	91.288	0	0	0	0	0	91.288
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	2.039	0	0	0	0	0	2.039
403	12	00	00	Conservación y reparaciones menores de obras	26.733	0	0	0	0	0	26.733
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	25.223	0	0	0	0	0	25.223
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	1.510	0	0	0	0	0	1.510
403	15	00	00	Servicios fiscales	1.155	0	0	0	0	0	1.155
403	15	02	00	Tasas y otros derechos obligatorios	1.155	0	0	0	0	0	1.155
403	16	00	00	Servicios de diversión, esparcimiento y culturales	33.823	0	0	0	0	0	33.823
403	16	01	00	Servicios de diversión, esparcimiento y culturales	33.823	0	0	0	0	0	33.823
403	18	00	00	Impuestos indirectos	379.919	0	0	0	0	0	379.919
403	18	01	00	Impuesto al valor agregado	379.919	0	0	0	0	0	379.919
				Totales	**4.082.076**	**0**	**0**	**0**	**0**	0	**4.082.076**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100068006 ATENDER DESDE EL NIVEL CENTRAL LAS NECESIDADES DE DOTACIÓN, REPARACIONES MENORES DE VEHÍCULOS INFRAESTRUCTURA Y EQUIPOS, DE LOS PLANTELES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA QUE ASÍ LO REQUIERAN PARA OPTIMIZAR EL FUNCIONAMIENTO DE SUS ACTIVIDADES ADMINISTRATIVAS Y PEDAGÓGICAS.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**48.264.113**	**0**	**0**	**0**	**0**	0	**48.264.113**
402	02	00	00	Productos de minas, canteras y yacimientos	300.000	0	0	0	0	0	300.000
402	02	05	00	Piedra, arcilla, arena y tierra	300.000	0	0	0	0	0	300.000
402	03	00	00	Textiles y vestuarios	18.250.000	0	0	0	0	0	18.250.000
402	03	01	00	Textiles	8.500.000	0	0	0	0	0	8.500.000
402	03	02	00	Prendas de vestir	9.750.000	0	0	0	0	0	9.750.000
402	05	00	00	Productos de papel, cartón e impresos	6.000.000	0	0	0	0	0	6.000.000
402	05	03	00	Productos de papel y cartón para oficina	6.000.000	0	0	0	0	0	6.000.000
402	06	00	00	Productos químicos y derivados	11.000.000	0	0	0	0	0	11.000.000
402	06	03	00	Tintas, pinturas y colorantes	9.000.000	0	0	0	0	0	9.000.000
402	06	08	00	Productos plásticos	2.000.000	0	0	0	0	0	2.000.000
402	07	00	00	Productos minerales no metálicos	400.000	0	0	0	0	0	400.000
402	07	04	00	Cemento, cal y yeso	400.000	0	0	0	0	0	400.000
402	08	00	00	Productos metálicos	2.014.113	0	0	0	0	0	2.014.113
402	08	01	00	Productos primarios de hierro y acero	800.000	0	0	0	0	0	800.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.214.113	0	0	0	0	0	1.214.113
402	10	00	00	Productos varios y útiles diversos	10.300.000	0	0	0	0	0	10.300.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.000.000	0	0	0	0	0	1.000.000
402	10	11	00	Materiales eléctricos	6.300.000	0	0	0	0	0	6.300.000
402	10	12	00	Materiales para instalaciones sanitarias	3.000.000	0	0	0	0	0	3.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**36.137.826**	**0**	**0**	**0**	**0**	0	**36.137.826**
403	12	00	00	Conservación y reparaciones menores de obras	27.226.132	0	0	0	0	0	27.226.132
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	27.226.132	0	0	0	0	0	27.226.132
403	18	00	00	Impuestos indirectos	8.911.694	0	0	0	0	0	8.911.694

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114890 100068000 FUNCIONAMIENTO DE PLANTELES EDUCATIVOS

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 23.894

RESPONSABLE/EJECUTOR: OFICINA DE COORDINACIÓN DE LAS ZONAS EDUCATIVAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100068006 ATENDER DESDE EL NIVEL CENTRAL LAS NECESIDADES DE DOTACIÓN, REPARACIONES MENORES DE VEHÍCULOS INFRAESTRUCTURA Y EQUIPOS, DE LOS PLANTELES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA QUE ASÍ LO REQUIERAN PARA OPTIMIZAR EL FUNCIONAMIENTO DE SUS ACTIVIDADES ADMINISTRATIVAS Y PEDAGÓGICAS.

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	8.911.694	0	0	0	0	0	8.911.694
404	**00**	**00**	**00**	**Activos reales**	**26.000.000**	**0**	**0**	**0**	**0**	0	**26.000.000**
404	04	00	00	Equipos de transporte, tracción y elevación	20.000.000	0	0	0	0	0	20.000.000
404	04	01	00	Vehículos automotores terrestres	20.000.000	0	0	0	0	0	20.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.000.000	0	0	0	0	0	6.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	6.000.000	0	0	0	0	0	6.000.000
				Totales	**110.401.939**	**0**	**0**	**0**	**0**	0	**110.401.939**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115066 100069000 CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

OBJETIVO DEL PROYECTO: GARANTIZAR EL MEJORAMIENTO DE LA CALIDAD DE VIDA A PARTIR DE LA SATISFACCIÓN DE LAS NECESIDADES BÁSICAS, PARA ELEVAR LOS ASPECTOS BIOPSICOSOCIALES, ECONÓMICOS, AMBIENTALES Y CULTURALES DE LA POBLACIÓN ESTUDIANTIL Y TRABAJADORA DEL SUBSISTEMA DE EDUCACIÓN BÁSICA Y LA COMUNIDAD EN GENERAL.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 57.600 **FEMENINO:** 34.560 **MASCULINO:** 23.040

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**640.500**	**0**	**0**	**0**	**0**	**0**	**640.500**
401	01	00	00	Sueldos, salarios y otras retribuciones	640.500	0	0	0	0	0	640.500
401	01	18	00	Remuneraciones al personal contratado	30.000	0	0	0	0	0	30.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	610.500	0	0	0	0	0	610.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.890.321**	**0**	**0**	**0**	**0**	**0**	**17.890.321**
402	01	00	00	Productos alimenticios y agropecuarios	1.290.610	0	0	0	0	0	1.290.610
402	01	01	00	Alimentos y bebidas para personas	1.290.610	0	0	0	0	0	1.290.610
402	02	00	00	Productos de minas, canteras y yacimientos	15.000	0	0	0	0	0	15.000
402	02	05	00	Piedra, arcilla, arena y tierra	15.000	0	0	0	0	0	15.000
402	03	00	00	Textiles y vestuarios	3.565.500	0	0	0	0	0	3.565.500
402	03	01	00	Textiles	1.648.500	0	0	0	0	0	1.648.500
402	03	02	00	Prendas de vestir	1.917.000	0	0	0	0	0	1.917.000
402	05	00	00	Productos de papel, cartón e impresos	2.461.101	0	0	0	0	0	2.461.101
402	05	01	00	Pulpa de madera, papel y cartón	106.500	0	0	0	0	0	106.500
402	05	02	00	Envases y cajas de papel y cartón	31.300	0	0	0	0	0	31.300
402	05	03	00	Productos de papel y cartón para oficina	324.800	0	0	0	0	0	324.800
402	05	04	00	Libros, revistas y periódicos	1.164.401	0	0	0	0	0	1.164.401
402	05	05	00	Material de enseñanza	589.600	0	0	0	0	0	589.600
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	244.500	0	0	0	0	0	244.500
402	06	00	00	Productos químicos y derivados	1.653.355	0	0	0	0	0	1.653.355
402	06	03	00	Tintas, pinturas y colorantes	1.043.255	0	0	0	0	0	1.043.255
402	06	04	00	Productos farmacéuticos y medicamentos	6.000	0	0	0	0	0	6.000
402	06	06	00	Combustibles y lubricantes	508.100	0	0	0	0	0	508.100
402	06	08	00	Productos plásticos	96.000	0	0	0	0	0	96.000
402	07	00	00	Productos minerales no metálicos	50.000	0	0	0	0	0	50.000
402	07	03	00	Productos de arcilla para construcción	25.000	0	0	0	0	0	25.000
402	07	04	00	Cemento, cal y yeso	25.000	0	0	0	0	0	25.000
402	08	00	00	Productos metálicos	4.449.495	0	0	0	0	0	4.449.495
402	08	01	00	Productos primarios de hierro y acero	25.000	0	0	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115066 100069000 CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

OBJETIVO DEL PROYECTO: GARANTIZAR EL MEJORAMIENTO DE LA CALIDAD DE VIDA A PARTIR DE LA SATISFACCIÓN DE LAS NECESIDADES BÁSICAS, PARA ELEVAR LOS ASPECTOS BIOPSICOSOCIALES, ECONÓMICOS, AMBIENTALES Y CULTURALES DE LA POBLACIÓN ESTUDIANTIL Y TRABAJADORA DEL SUBSISTEMA DE EDUCACIÓN BÁSICA Y LA COMUNIDAD EN GENERAL.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 57.600 **FEMENINO:** 34.560 **MASCULINO:** 23.040

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.412.495	0	0	0	0	0	4.412.495
402	08	04	00	Productos metálicos estructurales	12.000	0	0	0	0	0	12.000
402	09	00	00	Productos de madera	15.000	0	0	0	0	0	15.000
402	09	01	00	Productos primarios de madera	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	4.385.260	0	0	0	0	0	4.385.260
402	10	01	00	Artículos de deporte, recreación y juguetes	2.594.000	0	0	0	0	0	2.594.000
402	10	02	00	Materiales y útiles de limpieza y aseo	122.860	0	0	0	0	0	122.860
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	260.820	0	0	0	0	0	260.820
402	10	06	00	Condecoraciones, ofrendas y similares	959.600	0	0	0	0	0	959.600
402	10	08	00	Materiales para equipos de computación	407.980	0	0	0	0	0	407.980
402	10	11	00	Materiales eléctricos	15.000	0	0	0	0	0	15.000
402	10	12	00	Materiales para instalaciones sanitarias	25.000	0	0	0	0	0	25.000
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**19.271.928**	**0**	**0**	**0**	**0**	**0**	**19.271.928**
403	01	00	00	Alquileres de inmuebles	2.244.500	0	0	0	0	0	2.244.500
403	01	01	00	Alquileres de edificios y locales	2.244.500	0	0	0	0	0	2.244.500
403	02	00	00	Alquileres de maquinaria y equipos	1.723.200	0	0	0	0	0	1.723.200
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.723.200	0	0	0	0	0	1.723.200
403	06	00	00	Servicios de transporte y almacenaje	198.300	0	0	0	0	0	198.300
403	06	01	00	Fletes y embalajes	198.300	0	0	0	0	0	198.300
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.988.400	0	0	0	0	0	5.988.400
403	07	01	00	Publicidad y propaganda	1.797.600	0	0	0	0	0	1.797.600
403	07	02	00	Imprenta y reproducción	2.240.000	0	0	0	0	0	2.240.000
403	07	03	00	Relaciones sociales	1.950.800	0	0	0	0	0	1.950.800
403	09	00	00	Viáticos y pasajes	4.527.920	0	0	0	0	0	4.527.920
403	09	01	00	Viáticos y pasajes dentro del país	4.477.920	0	0	0	0	0	4.477.920
403	09	02	00	Viáticos y pasajes fuera del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	3.713.700	0	0	0	0	0	3.713.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115066 100069000 CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

OBJETIVO DEL PROYECTO: GARANTIZAR EL MEJORAMIENTO DE LA CALIDAD DE VIDA A PARTIR DE LA SATISFACCIÓN DE LAS NECESIDADES BÁSICAS, PARA ELEVAR LOS ASPECTOS BIOPSICOSOCIALES, ECONÓMICOS, AMBIENTALES Y CULTURALES DE LA POBLACIÓN ESTUDIANTIL Y TRABAJADORA DEL SUBSISTEMA DE EDUCACIÓN BÁSICA Y LA COMUNIDAD EN GENERAL.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 57.600 **FEMENINO:** 34.560 **MASCULINO:** 23.040

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	2.605.800	0	0	0	0	0	2.605.800
403	10	99	00	Otros servicios profesionales y técnicos	1.107.900	0	0	0	0	0	1.107.900
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
403	12	00	00	Conservación y reparaciones menores de obras	25.000	0	0	0	0	0	25.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	25.000	0	0	0	0	0	25.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	45.000	0	0	0	0	0	45.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	45.000	0	0	0	0	0	45.000
403	18	00	00	Impuestos indirectos	384.308	0	0	0	0	0	384.308
403	18	01	00	Impuesto al valor agregado	384.308	0	0	0	0	0	384.308
403	99	00	00	Otros servicios no personales	391.600	0	0	0	0	0	391.600
403	99	01	00	Otros servicios no personales	391.600	0	0	0	0	0	391.600
				Totales	**37.802.749**	**0**	**0**	**0**	**0**	**0**	**37.802.749**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115066 100069000 CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

OBJETIVO DEL PROYECTO: GARANTIZAR EL MEJORAMIENTO DE LA CALIDAD DE VIDA A PARTIR DE LA SATISFACCIÓN DE LAS NECESIDADES BÁSICAS, PARA ELEVAR LOS ASPECTOS BIOPSICOSOCIALES, ECONÓMICOS, AMBIENTALES Y CULTURALES DE LA POBLACIÓN ESTUDIANTIL Y TRABAJADORA DEL SUBSISTEMA DE EDUCACIÓN BÁSICA Y LA COMUNIDAD EN GENERAL.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 57.600 **FEMENINO:** 34.560 **MASCULINO:** 23.040

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115066 100069000 CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

OBJETIVO DEL PROYECTO: GARANTIZAR EL MEJORAMIENTO DE LA CALIDAD DE VIDA A PARTIR DE LA SATISFACCIÓN DE LAS NECESIDADES BÁSICAS, PARA ELEVAR LOS ASPECTOS BIOPSICOSOCIALES, ECONÓMICOS, AMBIENTALES Y CULTURALES DE LA POBLACIÓN ESTUDIANTIL Y TRABAJADORA DEL SUBSISTEMA DE EDUCACIÓN BÁSICA Y LA COMUNIDAD EN GENERAL.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 57.600 **FEMENINO:** 34.560 **MASCULINO:** 23.040

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100069001 1. REALIZAR TALLERES, JORNADAS Y FOROS DIRIGIDOS A LOS TRABAJADORES (AS) DEL MPPE PARA SU CONCIENTIZACIÓN SOBRE EL TRABAJO COMUNITARIO Y FORMACIÓN COMO BRIGADISTAS MORAL Y LUCES.

UNIDAD DE MEDIDA: TALLER **META:** 144

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO DEL MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**640.500**	**0**	**0**	**0**	**0**	0	**640.500**
401	01	00	00	Sueldos, salarios y otras retribuciones	640.500	0	0	0	0	0	640.500
401	01	18	00	Remuneraciones al personal contratado	30.000	0	0	0	0	0	30.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	610.500	0	0	0	0	0	610.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**987.600**	**0**	**0**	**0**	**0**	0	**987.600**
402	01	00	00	Productos alimenticios y agropecuarios	13.000	0	0	0	0	0	13.000
402	01	01	00	Alimentos y bebidas para personas	13.000	0	0	0	0	0	13.000
402	05	00	00	Productos de papel, cartón e impresos	6.000	0	0	0	0	0	6.000
402	05	03	00	Productos de papel y cartón para oficina	3.000	0	0	0	0	0	3.000
402	05	05	00	Material de enseñanza	3.000	0	0	0	0	0	3.000
402	06	00	00	Productos químicos y derivados	4.000	0	0	0	0	0	4.000
402	06	03	00	Tintas, pinturas y colorantes	4.000	0	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	964.600	0	0	0	0	0	964.600
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	06	00	Condecoraciones, ofrendas y similares	959.600	0	0	0	0	0	959.600
403	**00**	**00**	**00**	**Servicios no personales**	**5.217.148**	**0**	**0**	**0**	**0**	0	**5.217.148**
403	01	00	00	Alquileres de inmuebles	957.500	0	0	0	0	0	957.500
403	01	01	00	Alquileres de edificios y locales	957.500	0	0	0	0	0	957.500
403	02	00	00	Alquileres de maquinaria y equipos	676.500	0	0	0	0	0	676.500
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	676.500	0	0	0	0	0	676.500
403	09	00	00	Viáticos y pasajes	2.354.000	0	0	0	0	0	2.354.000
403	09	01	00	Viáticos y pasajes dentro del país	2.354.000	0	0	0	0	0	2.354.000
403	10	00	00	Servicios profesionales y técnicos	1.224.900	0	0	0	0	0	1.224.900
403	10	11	00	Servicios para la elaboración y suministro de comida	1.217.500	0	0	0	0	0	1.217.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115066 100069000 CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

OBJETIVO DEL PROYECTO: GARANTIZAR EL MEJORAMIENTO DE LA CALIDAD DE VIDA A PARTIR DE LA SATISFACCIÓN DE LAS NECESIDADES BÁSICAS, PARA ELEVAR LOS ASPECTOS BIOPSICOSOCIALES, ECONÓMICOS, AMBIENTALES Y CULTURALES DE LA POBLACIÓN ESTUDIANTIL Y TRABAJADORA DEL SUBSISTEMA DE EDUCACIÓN BÁSICA Y LA COMUNIDAD EN GENERAL.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 57.600 **FEMENINO:** 34.560 **MASCULINO:** 23.040

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100069001 1. REALIZAR TALLERES, JORNADAS Y FOROS DIRIGIDOS A LOS TRABAJADORES (AS) DEL MPPE PARA SU CONCIENTIZACIÓN SOBRE EL TRABAJO COMUNITARIO Y FORMACIÓN COMO BRIGADISTAS MORAL Y LUCES.

UNIDAD DE MEDIDA: *TALLER* **META:** 144

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO DEL MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	7.400	0	0	0	0	0	7.400
403	18	00	00	Impuestos indirectos	4.248	0	0	0	0	0	4.248
403	18	01	00	Impuesto al valor agregado	4.248	0	0	0	0	0	4.248
				Totales	**6.845.248**	**0**	**0**	**0**	**0**	0	**6.845.248**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115066 100069000 CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

OBJETIVO DEL PROYECTO: GARANTIZAR EL MEJORAMIENTO DE LA CALIDAD DE VIDA A PARTIR DE LA SATISFACCIÓN DE LAS NECESIDADES BÁSICAS, PARA ELEVAR LOS ASPECTOS BIOPSICOSOCIALES, ECONÓMICOS, AMBIENTALES Y CULTURALES DE LA POBLACIÓN ESTUDIANTIL Y TRABAJADORA DEL SUBSISTEMA DE EDUCACIÓN BÁSICA Y LA COMUNIDAD EN GENERAL.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 57.600 **FEMENINO:** 34.560 **MASCULINO:** 23.040

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100069002 2. REALIZAR REUNIONES CON LOS (AS) BRIGADISTAS Y LAS JUNTAS COMUNALES PARA ANALIZAR Y TOMAR DECISIONES RELACIONADOS CON LAS NECESIDADES DE LA COMUNIDAD.

UNIDAD DE MEDIDA: INFORME **META:** 144

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO DEL MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.460**	**0**	**0**	**0**	**0**	0	**20.460**
402	01	00	00	Productos alimenticios y agropecuarios	12.460	0	0	0	0	0	12.460
402	01	01	00	Alimentos y bebidas para personas	12.460	0	0	0	0	0	12.460
402	05	00	00	Productos de papel, cartón e impresos	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.926**	**0**	**0**	**0**	**0**	0	**2.926**
403	09	00	00	Viáticos y pasajes	420	0	0	0	0	0	420
403	09	01	00	Viáticos y pasajes dentro del país	420	0	0	0	0	0	420
403	18	00	00	Impuestos indirectos	2.506	0	0	0	0	0	2.506
403	18	01	00	Impuesto al valor agregado	2.506	0	0	0	0	0	2.506
				Totales	**23.386**	**0**	**0**	**0**	**0**	0	**23.386**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115066 100069000 CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

OBJETIVO DEL PROYECTO: GARANTIZAR EL MEJORAMIENTO DE LA CALIDAD DE VIDA A PARTIR DE LA SATISFACCIÓN DE LAS NECESIDADES BÁSICAS, PARA ELEVAR LOS ASPECTOS BIOPSICOSOCIALES, ECONÓMICOS, AMBIENTALES Y CULTURALES DE LA POBLACIÓN ESTUDIANTIL Y TRABAJADORA DEL SUBSISTEMA DE EDUCACIÓN BÁSICA Y LA COMUNIDAD EN GENERAL.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 57.600 **FEMENINO:** 34.560 **MASCULINO:** 23.040

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100069003 3. REALIZAR JORNADAS DE ATENCIÓN A FAVOR DE LAS COMUNIDADES.

UNIDAD DE MEDIDA: EVENTO **META:** 84

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO DEL MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.070.311**	**0**	**0**	**0**	**0**	0	**13.070.311**
402	01	00	00	Productos alimenticios y agropecuarios	1.131.900	0	0	0	0	0	1.131.900
402	01	01	00	Alimentos y bebidas para personas	1.131.900	0	0	0	0	0	1.131.900
402	02	00	00	Productos de minas, canteras y yacimientos	15.000	0	0	0	0	0	15.000
402	02	05	00	Piedra, arcilla, arena y tierra	15.000	0	0	0	0	0	15.000
402	03	00	00	Textiles y vestuarios	3.565.500	0	0	0	0	0	3.565.500
402	03	01	00	Textiles	1.648.500	0	0	0	0	0	1.648.500
402	03	02	00	Prendas de vestir	1.917.000	0	0	0	0	0	1.917.000
402	05	00	00	Productos de papel, cartón e impresos	1.865.501	0	0	0	0	0	1.865.501
402	05	01	00	Pulpa de madera, papel y cartón	106.500	0	0	0	0	0	106.500
402	05	02	00	Envases y cajas de papel y cartón	31.300	0	0	0	0	0	31.300
402	05	03	00	Productos de papel y cartón para oficina	318.800	0	0	0	0	0	318.800
402	05	04	00	Libros, revistas y periódicos	1.164.401	0	0	0	0	0	1.164.401
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	244.500	0	0	0	0	0	244.500
402	06	00	00	Productos químicos y derivados	1.144.255	0	0	0	0	0	1.144.255
402	06	03	00	Tintas, pinturas y colorantes	1.039.255	0	0	0	0	0	1.039.255
402	06	04	00	Productos farmacéuticos y medicamentos	6.000	0	0	0	0	0	6.000
402	06	06	00	Combustibles y lubricantes	3.000	0	0	0	0	0	3.000
402	06	08	00	Productos plásticos	96.000	0	0	0	0	0	96.000
402	07	00	00	Productos minerales no metálicos	50.000	0	0	0	0	0	50.000
402	07	03	00	Productos de arcilla para construcción	25.000	0	0	0	0	0	25.000
402	07	04	00	Cemento, cal y yeso	25.000	0	0	0	0	0	25.000
402	08	00	00	Productos metálicos	4.449.495	0	0	0	0	0	4.449.495
402	08	01	00	Productos primarios de hierro y acero	25.000	0	0	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115066 100069000 CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

OBJETIVO DEL PROYECTO: GARANTIZAR EL MEJORAMIENTO DE LA CALIDAD DE VIDA A PARTIR DE LA SATISFACCIÓN DE LAS NECESIDADES BÁSICAS, PARA ELEVAR LOS ASPECTOS BIOPSICOSOCIALES, ECONÓMICOS, AMBIENTALES Y CULTURALES DE LA POBLACIÓN ESTUDIANTIL Y TRABAJADORA DEL SUBSISTEMA DE EDUCACIÓN BÁSICA Y LA COMUNIDAD EN GENERAL.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 57.600 **FEMENINO:** 34.560 **MASCULINO:** 23.040

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100069003 3. REALIZAR JORNADAS DE ATENCIÓN A FAVOR DE LAS COMUNIDADES.

UNIDAD DE MEDIDA: EVENTO **META:** 84

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO DEL MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.412.495	0	0	0	0	0	4.412.495
402	08	04	00	Productos metálicos estructurales	12.000	0	0	0	0	0	12.000
402	09	00	00	Productos de madera	15.000	0	0	0	0	0	15.000
402	09	01	00	Productos primarios de madera	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	828.660	0	0	0	0	0	828.660
402	10	01	00	Artículos de deporte, recreación y juguetes	7.000	0	0	0	0	0	7.000
402	10	02	00	Materiales y útiles de limpieza y aseo	122.860	0	0	0	0	0	122.860
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	250.820	0	0	0	0	0	250.820
402	10	08	00	Materiales para equipos de computación	407.980	0	0	0	0	0	407.980
402	10	11	00	Materiales eléctricos	15.000	0	0	0	0	0	15.000
402	10	12	00	Materiales para instalaciones sanitarias	25.000	0	0	0	0	0	25.000
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.270.504**	**0**	**0**	**0**	**0**	0	**1.270.504**
403	07	00	00	Servicios de información, impresión y relaciones públicas	37.950	0	0	0	0	0	37.950
403	07	03	00	Relaciones sociales	37.950	0	0	0	0	0	37.950
403	09	00	00	Viáticos y pasajes	702.500	0	0	0	0	0	702.500
403	09	01	00	Viáticos y pasajes dentro del país	702.500	0	0	0	0	0	702.500
403	10	00	00	Servicios profesionales y técnicos	52.500	0	0	0	0	0	52.500
403	10	11	00	Servicios para la elaboración y suministro de comida	25.000	0	0	0	0	0	25.000
403	10	99	00	Otros servicios profesionales y técnicos	27.500	0	0	0	0	0	27.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
403	12	00	00	Conservación y reparaciones menores de obras	25.000	0	0	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115066 100069000 CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

OBJETIVO DEL PROYECTO: GARANTIZAR EL MEJORAMIENTO DE LA CALIDAD DE VIDA A PARTIR DE LA SATISFACCIÓN DE LAS NECESIDADES BÁSICAS, PARA ELEVAR LOS ASPECTOS BIOPSICOSOCIALES, ECONÓMICOS, AMBIENTALES Y CULTURALES DE LA POBLACIÓN ESTUDIANTIL Y TRABAJADORA DEL SUBSISTEMA DE EDUCACIÓN BÁSICA Y LA COMUNIDAD EN GENERAL.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 57.600 **FEMENINO:** 34.560 **MASCULINO:** 23.040

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100069003 3. REALIZAR JORNADAS DE ATENCIÓN A FAVOR DE LAS COMUNIDADES.

UNIDAD DE MEDIDA: EVENTO **META:** 84

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO DEL MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	25.000	0	0	0	0	0	25.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	45.000	0	0	0	0	0	45.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	45.000	0	0	0	0	0	45.000
403	18	00	00	Impuestos indirectos	377.554	0	0	0	0	0	377.554
403	18	01	00	Impuesto al valor agregado	377.554	0	0	0	0	0	377.554
				Totales	**14.340.815**	**0**	**0**	**0**	**0**	0	**14.340.815**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115066 100069000 CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

OBJETIVO DEL PROYECTO: GARANTIZAR EL MEJORAMIENTO DE LA CALIDAD DE VIDA A PARTIR DE LA SATISFACCIÓN DE LAS NECESIDADES BÁSICAS, PARA ELEVAR LOS ASPECTOS BIOPSICOSOCIALES, ECONÓMICOS, AMBIENTALES Y CULTURALES DE LA POBLACIÓN ESTUDIANTIL Y TRABAJADORA DEL SUBSISTEMA DE EDUCACIÓN BÁSICA Y LA COMUNIDAD EN GENERAL.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 57.600 **FEMENINO:** 34.560 **MASCULINO:** 23.040

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100069004 4. REALIZAR EVENTOS CULTURALES Y DE PROMOCIÓN A LAS ACTIVIDADES DESARROLLADAS POR LOS BRIGADISTAS.

UNIDAD DE MEDIDA: EVENTO **META:** 120

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO DEL MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.811.950**	**0**	**0**	**0**	**0**	0	**3.811.950**
402	01	00	00	Productos alimenticios y agropecuarios	133.250	0	0	0	0	0	133.250
402	01	01	00	Alimentos y bebidas para personas	133.250	0	0	0	0	0	133.250
402	05	00	00	Productos de papel, cartón e impresos	586.600	0	0	0	0	0	586.600
402	05	05	00	Material de enseñanza	586.600	0	0	0	0	0	586.600
402	06	00	00	Productos químicos y derivados	505.100	0	0	0	0	0	505.100
402	06	06	00	Combustibles y lubricantes	505.100	0	0	0	0	0	505.100
402	10	00	00	Productos varios y útiles diversos	2.587.000	0	0	0	0	0	2.587.000
402	10	01	00	Artículos de deporte, recreación y juguetes	2.587.000	0	0	0	0	0	2.587.000
403	**00**	**00**	**00**	**Servicios no personales**	**12.781.350**	**0**	**0**	**0**	**0**	0	**12.781.350**
403	01	00	00	Alquileres de inmuebles	1.287.000	0	0	0	0	0	1.287.000
403	01	01	00	Alquileres de edificios y locales	1.287.000	0	0	0	0	0	1.287.000
403	02	00	00	Alquileres de maquinaria y equipos	1.046.700	0	0	0	0	0	1.046.700
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.046.700	0	0	0	0	0	1.046.700
403	06	00	00	Servicios de transporte y almacenaje	198.300	0	0	0	0	0	198.300
403	06	01	00	Fletes y embalajes	198.300	0	0	0	0	0	198.300
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.950.450	0	0	0	0	0	5.950.450
403	07	01	00	Publicidad y propaganda	1.797.600	0	0	0	0	0	1.797.600
403	07	02	00	Imprenta y reproducción	2.240.000	0	0	0	0	0	2.240.000
403	07	03	00	Relaciones sociales	1.912.850	0	0	0	0	0	1.912.850
403	09	00	00	Viáticos y pasajes	1.471.000	0	0	0	0	0	1.471.000
403	09	01	00	Viáticos y pasajes dentro del país	1.421.000	0	0	0	0	0	1.421.000
403	09	02	00	Viáticos y pasajes fuera del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	2.436.300	0	0	0	0	0	2.436.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115066 100069000 CONCIENCIA SOCIAL, MORAL Y LUCES DE LOS TRABAJADORES Y LAS TRABAJADORAS DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

OBJETIVO DEL PROYECTO: GARANTIZAR EL MEJORAMIENTO DE LA CALIDAD DE VIDA A PARTIR DE LA SATISFACCIÓN DE LAS NECESIDADES BÁSICAS, PARA ELEVAR LOS ASPECTOS BIOPSICOSOCIALES, ECONÓMICOS, AMBIENTALES Y CULTURALES DE LA POBLACIÓN ESTUDIANTIL Y TRABAJADORA DEL SUBSISTEMA DE EDUCACIÓN BÁSICA Y LA COMUNIDAD EN GENERAL.

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 57.600 **FEMENINO:** 34.560 **MASCULINO:** 23.040

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100069004 4. REALIZAR EVENTOS CULTURALES Y DE PROMOCIÓN A LAS ACTIVIDADES DESARROLLADAS POR LOS BRIGADISTAS.

UNIDAD DE MEDIDA: EVENTO **META:** 120

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO DEL MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	1.363.300	0	0	0	0	0	1.363.300
403	10	99	00	Otros servicios profesionales y técnicos	1.073.000	0	0	0	0	0	1.073.000
403	99	00	00	Otros servicios no personales	391.600	0	0	0	0	0	391.600
403	99	01	00	Otros servicios no personales	391.600	0	0	0	0	0	391.600
				Totales	**16.593.300**	**0**	**0**	**0**	**0**	0	**16.593.300**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115081 100070000 DESARROLLO CURRICULAR EN EL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL SISTEMA EDUCATIVO VENEZOLANO

OBJETIVO DEL PROYECTO: AFIANZAR LA CONSOLIDACIÓN DEL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: DOCENTE

META: 576.445

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**535.820**	**0**	**0**	**0**	**0**	**0**	**535.820**
402	01	00	00	Productos alimenticios y agropecuarios	140.000	0	0	0	0	0	140.000
402	01	01	00	Alimentos y bebidas para personas	140.000	0	0	0	0	0	140.000
402	05	00	00	Productos de papel, cartón e impresos	207.080	0	0	0	0	0	207.080
402	05	03	00	Productos de papel y cartón para oficina	60.580	0	0	0	0	0	60.580
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	146.500	0	0	0	0	0	146.500
402	10	00	00	Productos varios y útiles diversos	188.740	0	0	0	0	0	188.740
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	9.459	0	0	0	0	0	9.459
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	14.101	0	0	0	0	0	14.101
402	10	08	00	Materiales para equipos de computación	165.180	0	0	0	0	0	165.180
403	**00**	**00**	**00**	**Servicios no personales**	**203.000**	**0**	**0**	**0**	**0**	**0**	**203.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	58.000	0	0	0	0	0	58.000
403	07	02	00	Imprenta y reproducción	58.000	0	0	0	0	0	58.000
403	09	00	00	Viáticos y pasajes	145.000	0	0	0	0	0	145.000
403	09	01	00	Viáticos y pasajes dentro del país	145.000	0	0	0	0	0	145.000
				Totales	**738.820**	**0**	**0**	**0**	**0**	**0**	**738.820**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115081 100070000 DESARROLLO CURRICULAR EN EL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL SISTEMA EDUCATIVO VENEZOLANO

OBJETIVO DEL PROYECTO: AFIANZAR LA CONSOLIDACIÓN DEL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: DOCENTE **META:** 576.445

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115081 100070000 DESARROLLO CURRICULAR EN EL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL SISTEMA EDUCATIVO VENEZOLANO

OBJETIVO DEL PROYECTO: AFIANZAR LA CONSOLIDACIÓN DEL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: DOCENTE **META:** 576.445

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100070001 DESARROLLAR MESAS TÉCNICAS INTERMINISTERIALES E INTRAMINISTERIALES EN MATERIA DE APOYO TÉCNICO PEDAGÓGICO AL DESARROLLO CURRICULAR DE PROGRAMAS, PLANES Y PROYECTOS FORMULADOS EN LOS DISTINTOS ENTES PÚBLICOS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

UNIDAD DE MEDIDA: MESA TÉCNICA **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRÍCULO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**92.240**	**0**	**0**	**0**	**0**	0	**92.240**
402	01	00	00	Productos alimenticios y agropecuarios	33.000	0	0	0	0	0	33.000
402	01	01	00	Alimentos y bebidas para personas	33.000	0	0	0	0	0	33.000
402	05	00	00	Productos de papel, cartón e impresos	46.080	0	0	0	0	0	46.080
402	05	03	00	Productos de papel y cartón para oficina	23.080	0	0	0	0	0	23.080
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	23.000	0	0	0	0	0	23.000
402	10	00	00	Productos varios y útiles diversos	13.160	0	0	0	0	0	13.160
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	9.459	0	0	0	0	0	9.459
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.701	0	0	0	0	0	3.701
				Totales	**92.240**	**0**	**0**	**0**	**0**	0	**92.240**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115081 100070000 DESARROLLO CURRICULAR EN EL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL SISTEMA EDUCATIVO VENEZOLANO

OBJETIVO DEL PROYECTO: AFIANZAR LA CONSOLIDACIÓN DEL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: DOCENTE **META:** 576.445

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100070002 BRINDAR ASESORÍA TÉCNICA EN MATERIA DEL DESARROLLO CURRICULAR DE LOS PROYECTOS BANDERA QUE EJECUTA ESTE ENTE MINISTERIAL.

UNIDAD DE MEDIDA: INFORME **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRÍCULO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**58.400**	**0**	**0**	**0**	**0**	0	**58.400**
402	01	00	00	Productos alimenticios y agropecuarios	24.000	0	0	0	0	0	24.000
402	01	01	00	Alimentos y bebidas para personas	24.000	0	0	0	0	0	24.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	26.400	0	0	0	0	0	26.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.400	0	0	0	0	0	10.400
402	10	08	00	Materiales para equipos de computación	16.000	0	0	0	0	0	16.000
403	**00**	**00**	**00**	**Servicios no personales**	**34.000**	**0**	**0**	**0**	**0**	0	**34.000**
403	09	00	00	Viáticos y pasajes	34.000	0	0	0	0	0	34.000
403	09	01	00	Viáticos y pasajes dentro del país	34.000	0	0	0	0	0	34.000
				Totales	**92.400**	**0**	**0**	**0**	**0**	0	**92.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115081 100070000 DESARROLLO CURRICULAR EN EL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL SISTEMA EDUCATIVO VENEZOLANO

OBJETIVO DEL PROYECTO: AFIANZAR LA CONSOLIDACIÓN DEL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: DOCENTE **META:** 576.445

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100070003 ELABORAR Y ACTUALIZAR TEXTOS ESCOLARES Y RECURSOS DIDÁCTICOS EN EL MARCO DEL DESARROLLO CURRICULAR, A TRAVÉS DE MESAS TÉCNICAS INTRA - INTERINSTITUCIONALES.

UNIDAD DE MEDIDA: INFORME **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRÍCULO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**38.000**	**0**	**0**	**0**	**0**	0	**38.000**
402	05	00	00	Productos de papel, cartón e impresos	22.000	0	0	0	0	0	22.000
402	05	03	00	Productos de papel y cartón para oficina	10.000	0	0	0	0	0	10.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	12.000	0	0	0	0	0	12.000
402	10	00	00	Productos varios y útiles diversos	16.000	0	0	0	0	0	16.000
402	10	08	00	Materiales para equipos de computación	16.000	0	0	0	0	0	16.000
403	**00**	**00**	**00**	**Servicios no personales**	**17.000**	**0**	**0**	**0**	**0**	0	**17.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	17.000	0	0	0	0	0	17.000
403	07	02	00	Imprenta y reproducción	17.000	0	0	0	0	0	17.000
				Totales	**55.000**	**0**	**0**	**0**	**0**	0	**55.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115081 100070000 DESARROLLO CURRICULAR EN EL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL SISTEMA EDUCATIVO VENEZOLANO

OBJETIVO DEL PROYECTO: AFIANZAR LA CONSOLIDACIÓN DEL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: DOCENTE **META:** 576.445

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100070004 DESARROLLAR MESAS TÉCNICAS INTRA - INTERINSTITUCIONALES PARA LA CONSTRUCCIÓN DE LA MALLA CURRICULAR DEL NIVEL DE EDUCACIÓN MEDIA DEL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: MESA TÉCNICA **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRÍCULO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**66.500**	**0**	**0**	**0**	**0**	0	**66.500**
402	01	00	00	Productos alimenticios y agropecuarios	21.000	0	0	0	0	0	21.000
402	01	01	00	Alimentos y bebidas para personas	21.000	0	0	0	0	0	21.000
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	25.500	0	0	0	0	0	25.500
402	10	08	00	Materiales para equipos de computación	25.500	0	0	0	0	0	25.500
403	**00**	**00**	**00**	**Servicios no personales**	**48.000**	**0**	**0**	**0**	**0**	0	**48.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	28.000	0	0	0	0	0	28.000
403	09	01	00	Viáticos y pasajes dentro del país	28.000	0	0	0	0	0	28.000
				Totales	**114.500**	**0**	**0**	**0**	**0**	0	**114.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115081 100070000 DESARROLLO CURRICULAR EN EL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL SISTEMA EDUCATIVO VENEZOLANO

OBJETIVO DEL PROYECTO: AFIANZAR LA CONSOLIDACIÓN DEL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: DOCENTE **META:** 576.445

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100070005 DESARROLLAR ORIENTACIONES EDUCATIVAS PARA LA MODALIDAD DE EDUCACIÓN ESPECIAL DEL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: INFORME **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRÍCULO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**65.000**	**0**	**0**	**0**	**0**	0	**65.000**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**28.000**	**0**	**0**	**0**	**0**	0	**28.000**
403	09	00	00	Viáticos y pasajes	28.000	0	0	0	0	0	28.000
403	09	01	00	Viáticos y pasajes dentro del país	28.000	0	0	0	0	0	28.000
				Totales	**93.000**	**0**	**0**	**0**	**0**	0	**93.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115081 100070000 DESARROLLO CURRICULAR EN EL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL SISTEMA EDUCATIVO VENEZOLANO

OBJETIVO DEL PROYECTO: AFIANZAR LA CONSOLIDACIÓN DEL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: DOCENTE **META:** 576.445

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100070006 DESARROLLAR ORIENTACIONES EDUCATIVAS PARA CONSOLIDAR LA EDUCACIÓN BOLIVARIANA EN LOS ESTADOS FRONTERIZOS, A TRAVÉS DE MESAS DE TÉCNICAS INTRA E INTERINSTITUCIONALES EN DICHOS ESTADOS.

UNIDAD DE MEDIDA: MESA TÉCNICA **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRÍCULO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**66.500**	**0**	**0**	**0**	**0**	0	**66.500**
402	01	00	00	Productos alimenticios y agropecuarios	21.000	0	0	0	0	0	21.000
402	01	01	00	Alimentos y bebidas para personas	21.000	0	0	0	0	0	21.000
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	25.500	0	0	0	0	0	25.500
402	10	08	00	Materiales para equipos de computación	25.500	0	0	0	0	0	25.500
403	**00**	**00**	**00**	**Servicios no personales**	**28.000**	**0**	**0**	**0**	**0**	0	**28.000**
403	09	00	00	Viáticos y pasajes	28.000	0	0	0	0	0	28.000
403	09	01	00	Viáticos y pasajes dentro del país	28.000	0	0	0	0	0	28.000
				Totales	**94.500**	**0**	**0**	**0**	**0**	0	**94.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115081 100070000 DESARROLLO CURRICULAR EN EL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL SISTEMA EDUCATIVO VENEZOLANO

OBJETIVO DEL PROYECTO: AFIANZAR LA CONSOLIDACIÓN DEL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: DOCENTE **META:** 576.445

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100070007 PRODUCIR CONTENIDOS EDUCATIVOS PARA EL PROYECTO CANAIMA.

UNIDAD DE MEDIDA: ACTA **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRÍCULO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**82.680**	**0**	**0**	**0**	**0**	0	**82.680**
402	05	00	00	Productos de papel, cartón e impresos	51.000	0	0	0	0	0	51.000
402	05	03	00	Productos de papel y cartón para oficina	19.500	0	0	0	0	0	19.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	31.500	0	0	0	0	0	31.500
402	10	00	00	Productos varios y útiles diversos	31.680	0	0	0	0	0	31.680
402	10	08	00	Materiales para equipos de computación	31.680	0	0	0	0	0	31.680
				Totales	**82.680**	**0**	**0**	**0**	**0**	0	**82.680**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115081 100070000 DESARROLLO CURRICULAR EN EL SUBSISTEMA DE EDUCACIÓN BÁSICA DEL SISTEMA EDUCATIVO VENEZOLANO

OBJETIVO DEL PROYECTO: AFIANZAR LA CONSOLIDACIÓN DEL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: DOCENTE **META:** 576.445

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100070008 DESARROLLAR ORIENTACIONES EN CUANTO A GESTIÓN EDUCATIVA A FIN DE ESTABLECER MECANISMOS DE ARTICULACIÓN CON SUS PRINCIPALES ACTORES (FAMILIA, ESCUELA Y COMUNIDAD).

UNIDAD DE MEDIDA: JORNADA **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRÍCULO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**66.500**	**0**	**0**	**0**	**0**	0	**66.500**
402	01	00	00	Productos alimenticios y agropecuarios	21.000	0	0	0	0	0	21.000
402	01	01	00	Alimentos y bebidas para personas	21.000	0	0	0	0	0	21.000
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	25.500	0	0	0	0	0	25.500
402	10	08	00	Materiales para equipos de computación	25.500	0	0	0	0	0	25.500
403	**00**	**00**	**00**	**Servicios no personales**	**48.000**	**0**	**0**	**0**	**0**	0	**48.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	21.000	0	0	0	0	0	21.000
403	07	02	00	Imprenta y reproducción	21.000	0	0	0	0	0	21.000
403	09	00	00	Viáticos y pasajes	27.000	0	0	0	0	0	27.000
403	09	01	00	Viáticos y pasajes dentro del país	27.000	0	0	0	0	0	27.000
				Totales	**114.500**	**0**	**0**	**0**	**0**	0	**114.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114928 100071000 III FASE DEL PLAN ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE PLANIFICACIÓN, SEGUIMIENTO, CONTROL Y TOMA DE DECISIONES DE LA ACTIVIDAD EDUCATIVA, PROPICIANDO UNA MEDICIÓN EN TÉRMINOS REALES DE CADA UNO DE LOS PROYECTOS EDUCATIVOS, EN SUS DIFERENTES NIVELES Y MODALIDADES.

UNIDAD DE MEDIDA: REGISTRO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**352.350**	**0**	**0**	**0**	**0**	**0**	**352.350**
401	01	00	00	Sueldos, salarios y otras retribuciones	352.350	0	0	0	0	0	352.350
401	01	18	00	Remuneraciones al personal contratado	352.350	0	0	0	0	0	352.350
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**52.925**	**0**	**0**	**0**	**0**	**0**	**52.925**
402	01	00	00	Productos alimenticios y agropecuarios	10.900	0	0	0	0	0	10.900
402	01	01	00	Alimentos y bebidas para personas	10.900	0	0	0	0	0	10.900
402	05	00	00	Productos de papel, cartón e impresos	8.175	0	0	0	0	0	8.175
402	05	01	00	Pulpa de madera, papel y cartón	1.600	0	0	0	0	0	1.600
402	05	03	00	Productos de papel y cartón para oficina	3.925	0	0	0	0	0	3.925
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.650	0	0	0	0	0	2.650
402	10	00	00	Productos varios y útiles diversos	33.850	0	0	0	0	0	33.850
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.850	0	0	0	0	0	6.850
402	10	08	00	Materiales para equipos de computación	27.000	0	0	0	0	0	27.000
403	**00**	**00**	**00**	**Servicios no personales**	**714.000**	**0**	**0**	**0**	**0**	**0**	**714.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	455.000	0	0	0	0	0	455.000
403	07	02	00	Imprenta y reproducción	455.000	0	0	0	0	0	455.000
403	09	00	00	Viáticos y pasajes	161.000	0	0	0	0	0	161.000
403	09	01	00	Viáticos y pasajes dentro del país	161.000	0	0	0	0	0	161.000
403	18	00	00	Impuestos indirectos	98.000	0	0	0	0	0	98.000
403	18	01	00	Impuesto al valor agregado	98.000	0	0	0	0	0	98.000
				Totales	**1.119.275**	**0**	**0**	**0**	**0**	**0**	**1.119.275**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114928 100071000 III FASE DEL PLAN ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE PLANIFICACIÓN, SEGUIMIENTO, CONTROL Y TOMA DE DECISIONES DE LA ACTIVIDAD EDUCATIVA, PROPICIANDO UNA MEDICIÓN EN TÉRMINOS REALES DE CADA UNO DE LOS PROYECTOS EDUCATIVOS, EN SUS DIFERENTES NIVELES Y MODALIDADES.

UNIDAD DE MEDIDA: REGISTRO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 114928 100071000 III FASE DEL PLAN ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE PLANIFICACIÓN, SEGUIMIENTO, CONTROL Y TOMA DE DECISIONES DE LA ACTIVIDAD EDUCATIVA, PROPICIANDO UNA MEDICIÓN EN TÉRMINOS REALES DE CADA UNO DE LOS PROYECTOS EDUCATIVOS, EN SUS DIFERENTES NIVELES Y MODALIDADES.

UNIDAD DE MEDIDA: REGISTRO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100071001 1.- EVALUAR LOS RESULTADOS OBTENIDOS EN EL CAMBIO DEL PROCESO ESTADÍSTICO EN LOS ESTADOS PILOTOS.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**44.800**	**0**	**0**	**0**	**0**	0	**44.800**
401	01	00	00	Sueldos, salarios y otras retribuciones	44.800	0	0	0	0	0	44.800
401	01	18	00	Remuneraciones al personal contratado	44.800	0	0	0	0	0	44.800
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.800**	**0**	**0**	**0**	**0**	0	**6.800**
402	01	00	00	Productos alimenticios y agropecuarios	800	0	0	0	0	0	800
402	01	01	00	Alimentos y bebidas para personas	800	0	0	0	0	0	800
402	05	00	00	Productos de papel, cartón e impresos	1.600	0	0	0	0	0	1.600
402	05	01	00	Pulpa de madera, papel y cartón	400	0	0	0	0	0	400
402	05	03	00	Productos de papel y cartón para oficina	800	0	0	0	0	0	800
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	400	0	0	0	0	0	400
402	10	00	00	Productos varios y útiles diversos	4.400	0	0	0	0	0	4.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.400	0	0	0	0	0	1.400
402	10	08	00	Materiales para equipos de computación	3.000	0	0	0	0	0	3.000
				Totales	**51.600**	**0**	**0**	**0**	**0**	0	**51.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 114928 100071000 III FASE DEL PLAN ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE PLANIFICACIÓN, SEGUIMIENTO, CONTROL Y TOMA DE DECISIONES DE LA ACTIVIDAD EDUCATIVA, PROPICIANDO UNA MEDICIÓN EN TÉRMINOS REALES DE CADA UNO DE LOS PROYECTOS EDUCATIVOS, EN SUS DIFERENTES NIVELES Y MODALIDADES.

UNIDAD DE MEDIDA: REGISTRO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100071002 2. ACTUALIZAR EL SISTEMA DE RECOLECCIÓN Y TRANSCRIPCIÓN EN LAS ZONAS EDUCATIVAS PARA FORTALECER LOS REGISTROS ADMINISTRATIVOS.

UNIDAD DE MEDIDA: ACTUALIZACIÓN **META:** 5

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**29.250**	**0**	**0**	**0**	**0**	0	**29.250**
401	01	00	00	Sueldos, salarios y otras retribuciones	29.250	0	0	0	0	0	29.250
401	01	18	00	Remuneraciones al personal contratado	29.250	0	0	0	0	0	29.250
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.175**	**0**	**0**	**0**	**0**	0	**8.175**
402	01	00	00	Productos alimenticios y agropecuarios	500	0	0	0	0	0	500
402	01	01	00	Alimentos y bebidas para personas	500	0	0	0	0	0	500
402	05	00	00	Productos de papel, cartón e impresos	925	0	0	0	0	0	925
402	05	01	00	Pulpa de madera, papel y cartón	250	0	0	0	0	0	250
402	05	03	00	Productos de papel y cartón para oficina	425	0	0	0	0	0	425
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	250	0	0	0	0	0	250
402	10	00	00	Productos varios y útiles diversos	6.750	0	0	0	0	0	6.750
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	750	0	0	0	0	0	750
402	10	08	00	Materiales para equipos de computación	6.000	0	0	0	0	0	6.000
403	**00**	**00**	**00**	**Servicios no personales**	**30.000**	**0**	**0**	**0**	**0**	0	**30.000**
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
				Totales	**67.425**	**0**	**0**	**0**	**0**	0	**67.425**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114928 100071000 III FASE DEL PLAN ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE PLANIFICACIÓN, SEGUIMIENTO, CONTROL Y TOMA DE DECISIONES DE LA ACTIVIDAD EDUCATIVA, PROPICIANDO UNA MEDICIÓN EN TÉRMINOS REALES DE CADA UNO DE LOS PROYECTOS EDUCATIVOS, EN SUS DIFERENTES NIVELES Y MODALIDADES.

UNIDAD DE MEDIDA: REGISTRO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100071003 3.- REALIZAR LA ENCUESTA NACIONAL DE EDUCACIÓN (ENE).

UNIDAD DE MEDIDA: DOCUMENTO TÉCNICO **META:** 7

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**257.000**	**0**	**0**	**0**	**0**	0	**257.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	257.000	0	0	0	0	0	257.000
401	01	18	00	Remuneraciones al personal contratado	257.000	0	0	0	0	0	257.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.650**	**0**	**0**	**0**	**0**	0	**19.650**
402	01	00	00	Productos alimenticios y agropecuarios	6.300	0	0	0	0	0	6.300
402	01	01	00	Alimentos y bebidas para personas	6.300	0	0	0	0	0	6.300
402	05	00	00	Productos de papel, cartón e impresos	2.950	0	0	0	0	0	2.950
402	05	01	00	Pulpa de madera, papel y cartón	350	0	0	0	0	0	350
402	05	03	00	Productos de papel y cartón para oficina	1.200	0	0	0	0	0	1.200
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.400	0	0	0	0	0	1.400
402	10	00	00	Productos varios y útiles diversos	10.400	0	0	0	0	0	10.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.400	0	0	0	0	0	1.400
402	10	08	00	Materiales para equipos de computación	9.000	0	0	0	0	0	9.000
403	**00**	**00**	**00**	**Servicios no personales**	**616.000**	**0**	**0**	**0**	**0**	0	**616.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	455.000	0	0	0	0	0	455.000
403	07	02	00	Imprenta y reproducción	455.000	0	0	0	0	0	455.000
403	09	00	00	Viáticos y pasajes	63.000	0	0	0	0	0	63.000
403	09	01	00	Viáticos y pasajes dentro del país	63.000	0	0	0	0	0	63.000
403	18	00	00	Impuestos indirectos	98.000	0	0	0	0	0	98.000
403	18	01	00	Impuesto al valor agregado	98.000	0	0	0	0	0	98.000
				Totales	**892.650**	**0**	**0**	**0**	**0**	0	**892.650**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 114928 100071000 III FASE DEL PLAN ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE PLANIFICACIÓN, SEGUIMIENTO, CONTROL Y TOMA DE DECISIONES DE LA ACTIVIDAD EDUCATIVA, PROPICIANDO UNA MEDICIÓN EN TÉRMINOS REALES DE CADA UNO DE LOS PROYECTOS EDUCATIVOS, EN SUS DIFERENTES NIVELES Y MODALIDADES.

UNIDAD DE MEDIDA: REGISTRO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100071004 4.- EJECUTAR LA EXPANSIÓN DEL CRONOGRAMA ESTADÍSTICO A LAS 24 ZONAS EDUCATIVAS.

UNIDAD DE MEDIDA: *VISITA* **META:** 3

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.600**	**0**	**0**	**0**	**0**	0	**6.600**
402	01	00	00	Productos alimenticios y agropecuarios	1.200	0	0	0	0	0	1.200
402	01	01	00	Alimentos y bebidas para personas	1.200	0	0	0	0	0	1.200
402	05	00	00	Productos de papel, cartón e impresos	1.200	0	0	0	0	0	1.200
402	05	01	00	Pulpa de madera, papel y cartón	300	0	0	0	0	0	300
402	05	03	00	Productos de papel y cartón para oficina	600	0	0	0	0	0	600
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	300	0	0	0	0	0	300
402	10	00	00	Productos varios y útiles diversos	4.200	0	0	0	0	0	4.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.200	0	0	0	0	0	1.200
402	10	08	00	Materiales para equipos de computación	3.000	0	0	0	0	0	3.000
403	**00**	**00**	**00**	**Servicios no personales**	**48.000**	**0**	**0**	**0**	**0**	0	**48.000**
403	09	00	00	Viáticos y pasajes	48.000	0	0	0	0	0	48.000
403	09	01	00	Viáticos y pasajes dentro del país	48.000	0	0	0	0	0	48.000
				Totales	**54.600**	**0**	**0**	**0**	**0**	0	**54.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS 10 - 69

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114928 100071000 III FASE DEL PLAN ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

OBJETIVO DEL PROYECTO: FORTALECER LA CAPACIDAD DE PLANIFICACIÓN, SEGUIMIENTO, CONTROL Y TOMA DE DECISIONES DE LA ACTIVIDAD EDUCATIVA, PROPICIANDO UNA MEDICIÓN EN TÉRMINOS REALES DE CADA UNO DE LOS PROYECTOS EDUCATIVOS, EN SUS DIFERENTES NIVELES Y MODALIDADES.

UNIDAD DE MEDIDA: REGISTRO **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100071005 5.- EVALUAR RESULTADOS DE LA ENCUESTA NACIONAL DE EDUCACIÓN (ENE).

UNIDAD DE MEDIDA: CUADRO ESTADÍSTICO **META:** 3

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**21.300**	**0**	**0**	**0**	**0**	0	**21.300**
401	01	00	00	Sueldos, salarios y otras retribuciones	21.300	0	0	0	0	0	21.300
401	01	18	00	Remuneraciones al personal contratado	21.300	0	0	0	0	0	21.300
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.700**	**0**	**0**	**0**	**0**	0	**11.700**
402	01	00	00	Productos alimenticios y agropecuarios	2.100	0	0	0	0	0	2.100
402	01	01	00	Alimentos y bebidas para personas	2.100	0	0	0	0	0	2.100
402	05	00	00	Productos de papel, cartón e impresos	1.500	0	0	0	0	0	1.500
402	05	01	00	Pulpa de madera, papel y cartón	300	0	0	0	0	0	300
402	05	03	00	Productos de papel y cartón para oficina	900	0	0	0	0	0	900
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	300	0	0	0	0	0	300
402	10	00	00	Productos varios y útiles diversos	8.100	0	0	0	0	0	8.100
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.100	0	0	0	0	0	2.100
402	10	08	00	Materiales para equipos de computación	6.000	0	0	0	0	0	6.000
403	**00**	**00**	**00**	**Servicios no personales**	**20.000**	**0**	**0**	**0**	**0**	0	**20.000**
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
				Totales	**53.000**	**0**	**0**	**0**	**0**	0	**53.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115123 100072000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: CENTRO

META: 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**360.000**	**0**	**0**	**0**	**0**	**0**	**360.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	360.000	0	0	0	0	0	360.000
401	01	18	00	Remuneraciones al personal contratado	360.000	0	0	0	0	0	360.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.196.714**	**0**	**0**	**0**	**0**	**0**	**4.196.714**
402	01	00	00	Productos alimenticios y agropecuarios	704.385	0	0	0	0	0	704.385
402	01	01	00	Alimentos y bebidas para personas	704.385	0	0	0	0	0	704.385
402	05	00	00	Productos de papel, cartón e impresos	3.195.506	0	0	0	0	0	3.195.506
402	05	03	00	Productos de papel y cartón para oficina	37.145	0	0	0	0	0	37.145
402	05	04	00	Libros, revistas y periódicos	1.121.816	0	0	0	0	0	1.121.816
402	05	05	00	Material de enseñanza	2.036.545	0	0	0	0	0	2.036.545
402	10	00	00	Productos varios y útiles diversos	296.823	0	0	0	0	0	296.823
402	10	08	00	Materiales para equipos de computación	262.323	0	0	0	0	0	262.323
402	10	99	00	Otros productos y útiles diversos	34.500	0	0	0	0	0	34.500
403	**00**	**00**	**00**	**Servicios no personales**	**888.842**	**0**	**0**	**0**	**0**	**0**	**888.842**
403	06	00	00	Servicios de transporte y almacenaje	7.296	0	0	0	0	0	7.296
403	06	01	00	Fletes y embalajes	7.296	0	0	0	0	0	7.296
403	07	00	00	Servicios de información, impresión y relaciones públicas	375.710	0	0	0	0	0	375.710
403	07	02	00	Imprenta y reproducción	375.710	0	0	0	0	0	375.710
403	09	00	00	Viáticos y pasajes	404.561	0	0	0	0	0	404.561
403	09	01	00	Viáticos y pasajes dentro del país	404.561	0	0	0	0	0	404.561
403	18	00	00	Impuestos indirectos	101.275	0	0	0	0	0	101.275
403	18	01	00	Impuesto al valor agregado	101.275	0	0	0	0	0	101.275
404	**00**	**00**	**00**	**Activos reales**	**1.650.800**	**0**	**0**	**0**	**0**	**0**	**1.650.800**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.000.800	0	0	0	0	0	1.000.800
404	05	01	00	Equipos de telecomunicaciones	950.800	0	0	0	0	0	950.800
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	650.000	0	0	0	0	0	650.000
404	09	02	00	Equipos de computación	650.000	0	0	0	0	0	650.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115123 100072000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: CENTRO

META: 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**7.096.356**	**0**	**0**	**0**	**0**	**0**	**7.096.356**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115123 100072000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: CENTRO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115123 100072000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: CENTRO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100072001 CONFORMAR Y FORTALECER CENTROS DE PERIODISMO ESCOLAR Y APOYAR A LAS UNIDADES DE PRODUCCIÓN RADIOFÓNICA ESTUDIANTIL (UPRE) A NIVEL NACIONAL, A TRAVÉS DE LA DOTACIÓN DE DIVERSOS MATERIALES NECESARIOS PARA SU ÓPTIMO FUNCIONAMIENTO.

UNIDAD DE MEDIDA: CENTRO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**183.183**	**0**	**0**	**0**	**0**	0	**183.183**
402	05	00	00	Productos de papel, cartón e impresos	37.145	0	0	0	0	0	37.145
402	05	03	00	Productos de papel y cartón para oficina	37.145	0	0	0	0	0	37.145
402	10	00	00	Productos varios y útiles diversos	146.038	0	0	0	0	0	146.038
402	10	08	00	Materiales para equipos de computación	111.538	0	0	0	0	0	111.538
402	10	99	00	Otros productos y útiles diversos	34.500	0	0	0	0	0	34.500
403	**00**	**00**	**00**	**Servicios no personales**	**7.296**	**0**	**0**	**0**	**0**	0	**7.296**
403	06	00	00	Servicios de transporte y almacenaje	7.296	0	0	0	0	0	7.296
403	06	01	00	Fletes y embalajes	7.296	0	0	0	0	0	7.296
404	**00**	**00**	**00**	**Activos reales**	**1.650.800**	**0**	**0**	**0**	**0**	0	**1.650.800**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.000.800	0	0	0	0	0	1.000.800
404	05	01	00	Equipos de telecomunicaciones	950.800	0	0	0	0	0	950.800
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	650.000	0	0	0	0	0	650.000
404	09	02	00	Equipos de computación	650.000	0	0	0	0	0	650.000
				Totales	**1.841.279**	**0**	**0**	**0**	**0**	0	**1.841.279**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115123 100072000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: CENTRO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100072002 DISTRIBUIR MATERIAL BIBLIOGRÁFICO ESPECIALIZADO EN LITERATURA, PERIODISMO ESCOLAR, RADIO ESCOLAR Y PROMOCIÓN DE LECTURA PARA EL APOYO DE LOS ALUMNOS, DOCENTES, ACTIVADORES Y DE LAS ESCUADRAS REVOLUCIONARIAS DE LECTURA, EN ARTICULACIÓN CON OTROS ORGANISMOS, ORGANIZACIONES SOCIALES E INSTITUCIONALES

UNIDAD DE MEDIDA: DOTACIÓN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**777.761**	**0**	**0**	**0**	**0**	0	**777.761**
402	05	00	00	Productos de papel, cartón e impresos	777.761	0	0	0	0	0	777.761
402	05	04	00	Libros, revistas y periódicos	391.816	0	0	0	0	0	391.816
402	05	05	00	Material de enseñanza	385.945	0	0	0	0	0	385.945
403	**00**	**00**	**00**	**Servicios no personales**	**185.000**	**0**	**0**	**0**	**0**	0	**185.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	185.000	0	0	0	0	0	185.000
403	07	02	00	Imprenta y reproducción	185.000	0	0	0	0	0	185.000
				Totales	**962.761**	**0**	**0**	**0**	**0**	0	**962.761**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115123 100072000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: CENTRO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100072003 DOTAR A LAS BIBLIOTECAS DE AULA Y CENTROS DE RECURSOS PARA EL APRENDIZAJE DE MATERIALES BIBLIOGRÁFICOS A FIN DE POTENCIARLO COMO CENTROS DE FOMENTO DE LA LECTURA EN ARTICULACIÓN CON OTROS ORGANISMOS, ORGANIZACIONES SOCIALES E INSTITUCIONAL A NIVEL ESTADAL Y NACIONAL.

UNIDAD DE MEDIDA: DOTACIÓN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.170.000**	**0**	**0**	**0**	**0**	0	**2.170.000**
402	05	00	00	Productos de papel, cartón e impresos	2.170.000	0	0	0	0	0	2.170.000
402	05	04	00	Libros, revistas y periódicos	730.000	0	0	0	0	0	730.000
402	05	05	00	Material de enseñanza	1.440.000	0	0	0	0	0	1.440.000
				Totales	**2.170.000**	**0**	**0**	**0**	**0**	0	**2.170.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115123 100072000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: CENTRO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100072004 PUBLICAR RECOPILACIÓN DE LECTURA PARA LOS DOCENTES BIBLIOTECARIOS Y DOCENTES DE AULA PROMOTORES DEL PLAN NACIONAL REVOLUCIONARIO DE LECTURA.

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**140.710**	**0**	**0**	**0**	**0**	0	**140.710**
403	07	00	00	Servicios de información, impresión y relaciones públicas	140.710	0	0	0	0	0	140.710
403	07	02	00	Imprenta y reproducción	140.710	0	0	0	0	0	140.710
				Totales	**140.710**	**0**	**0**	**0**	**0**	0	**140.710**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115123 100072000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: CENTRO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100072005 REALIZAR ENCUENTROS NACIONALES DE PERIODISMO ESCOLAR, PROMOTORES DEL PLAN REVOLUCIONARIO DE LECTURA Y DE LAS REDES DE UNIDADES DE PRODUCCIÓN RADIOFÓNICA ESTUDIANTIL.

UNIDAD DE MEDIDA: EVENTO **META:** 4.100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**362.631**	**0**	**0**	**0**	**0**	0	**362.631**
402	01	00	00	Productos alimenticios y agropecuarios	362.631	0	0	0	0	0	362.631
402	01	01	00	Alimentos y bebidas para personas	362.631	0	0	0	0	0	362.631
403	**00**	**00**	**00**	**Servicios no personales**	**388.146**	**0**	**0**	**0**	**0**	0	**388.146**
403	09	00	00	Viáticos y pasajes	312.561	0	0	0	0	0	312.561
403	09	01	00	Viáticos y pasajes dentro del país	312.561	0	0	0	0	0	312.561
403	18	00	00	Impuestos indirectos	75.585	0	0	0	0	0	75.585
403	18	01	00	Impuesto al valor agregado	75.585	0	0	0	0	0	75.585
				Totales	**750.777**	**0**	**0**	**0**	**0**	0	**750.777**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115123 100072000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: CENTRO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100072006 DOTAR DE INSUMOS A LA RED DE EMISORAS COMUNITARIAS A FIN DE APOYAR LA APERTURA DE ESPACIOS PARA LAS PRODUCCIONES RADIALES DE LAS UNIDADES DE PRODUCCIÓN RADIOFÓNICA ESTUDIANTIL (UPRE).

UNIDAD DE MEDIDA: DOTACIÓN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**43.785**	**0**	**0**	**0**	**0**	0	**43.785**
402	10	00	00	Productos varios y útiles diversos	43.785	0	0	0	0	0	43.785
402	10	08	00	Materiales para equipos de computación	43.785	0	0	0	0	0	43.785
403	**00**	**00**	**00**	**Servicios no personales**	**5.249**	**0**	**0**	**0**	**0**	0	**5.249**
403	18	00	00	Impuestos indirectos	5.249	0	0	0	0	0	5.249
403	18	01	00	Impuesto al valor agregado	5.249	0	0	0	0	0	5.249
				Totales	**49.034**	**0**	**0**	**0**	**0**	0	**49.034**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115123 100072000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: CENTRO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100072007 REALIZAR JORNADAS DE FORMACIÓN PERMANENTE DIRIGIDAS A NIÑOS Y JÓVENES, DOCENTES DE AULA, DOCENTES BIBLIOTECARIOS Y DOCENTES DE AULA EN MATERIA DE PRODUCCIÓN RADIOFÓNICA, PERIODISMO ESCOLAR, ASÍ COMO TÉCNICAS Y ESTRATEGIAS DE FOMENTO DE LA LECTURA.

UNIDAD DE MEDIDA: JORNADA **META:** 26

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**360.000**	**0**	**0**	**0**	**0**	0	**360.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	360.000	0	0	0	0	0	360.000
401	01	18	00	Remuneraciones al personal contratado	360.000	0	0	0	0	0	360.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**301.177**	**0**	**0**	**0**	**0**	0	**301.177**
402	01	00	00	Productos alimenticios y agropecuarios	170.877	0	0	0	0	0	170.877
402	01	01	00	Alimentos y bebidas para personas	170.877	0	0	0	0	0	170.877
402	05	00	00	Productos de papel, cartón e impresos	105.300	0	0	0	0	0	105.300
402	05	05	00	Material de enseñanza	105.300	0	0	0	0	0	105.300
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**52.200**	**0**	**0**	**0**	**0**	0	**52.200**
403	09	00	00	Viáticos y pasajes	46.000	0	0	0	0	0	46.000
403	09	01	00	Viáticos y pasajes dentro del país	46.000	0	0	0	0	0	46.000
403	18	00	00	Impuestos indirectos	6.200	0	0	0	0	0	6.200
403	18	01	00	Impuesto al valor agregado	6.200	0	0	0	0	0	6.200
				Totales	**713.377**	**0**	**0**	**0**	**0**	0	**713.377**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115123 100072000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: CENTRO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100072008 ELABORAR SERIES DE CUENTOS RADIOFÓNICOS DIRIGIDOS A NIÑOS DE EDUCACIÓN INICIAL EN EL MARCO DEL PLAN REVOLUCIONARIO DE LECTURA.

UNIDAD DE MEDIDA: SERIE **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**27.200**	**0**	**0**	**0**	**0**	0	**27.200**
402	10	00	00	Productos varios y útiles diversos	27.200	0	0	0	0	0	27.200
402	10	08	00	Materiales para equipos de computación	27.200	0	0	0	0	0	27.200
403	**00**	**00**	**00**	**Servicios no personales**	**4.465**	**0**	**0**	**0**	**0**	0	**4.465**
403	18	00	00	Impuestos indirectos	4.465	0	0	0	0	0	4.465
403	18	01	00	Impuesto al valor agregado	4.465	0	0	0	0	0	4.465
				Totales	**31.665**	**0**	**0**	**0**	**0**	0	**31.665**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115123 100072000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: CENTRO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100072009 PRODUCIR VIDEOS PARA DOCENTES SOBRE PERIODISMO ESCOLAR.

UNIDAD DE MEDIDA: VIDEO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**29.800**	**0**	**0**	**0**	**0**	0	**29.800**
402	10	00	00	Productos varios y útiles diversos	29.800	0	0	0	0	0	29.800
402	10	08	00	Materiales para equipos de computación	29.800	0	0	0	0	0	29.800
403	**00**	**00**	**00**	**Servicios no personales**	**3.576**	**0**	**0**	**0**	**0**	0	**3.576**
403	18	00	00	Impuestos indirectos	3.576	0	0	0	0	0	3.576
403	18	01	00	Impuesto al valor agregado	3.576	0	0	0	0	0	3.576
				Totales	**33.376**	**0**	**0**	**0**	**0**	0	**33.376**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115123 100072000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: CENTRO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100072010 REALIZAR LA PUBLICACIÓN SOBRE LAS EXPERIENCIAS SIGNIFICATIVAS DEL PERIODISMO ESCOLAR (RADIO Y PRENSA ESCRITA).

UNIDAD DE MEDIDA: EJEMPLAR **META:** 1.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
				Totales	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115123 100072000 FORTALECIMIENTO Y CREACIÓN DE ESPACIOS PARA EL PERIODISMO ESCOLAR EN SUS DIFERENTES FORMATOS Y PLAN DE LECTURA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: CENTRO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100072011 REALIZAR TALLERES DE FORMACIÓN DIGIDOS A DOCENTES, ESTUDIANTES Y COMUNIDAD EN GENERAL EN HISTORIA LOCAL, HISTORIA REGIONAL, HISTORIA COMUNAL, ARCHIVO COMUNAL Y CINE.

UNIDAD DE MEDIDA: TALLER **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**301.177**	**0**	**0**	**0**	**0**	0	**301.177**
402	01	00	00	Productos alimenticios y agropecuarios	170.877	0	0	0	0	0	170.877
402	01	01	00	Alimentos y bebidas para personas	170.877	0	0	0	0	0	170.877
402	05	00	00	Productos de papel, cartón e impresos	105.300	0	0	0	0	0	105.300
402	05	05	00	Material de enseñanza	105.300	0	0	0	0	0	105.300
402	10	00	00	Productos varios y útiles diversos	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**52.200**	**0**	**0**	**0**	**0**	0	**52.200**
403	09	00	00	Viáticos y pasajes	46.000	0	0	0	0	0	46.000
403	09	01	00	Viáticos y pasajes dentro del país	46.000	0	0	0	0	0	46.000
403	18	00	00	Impuestos indirectos	6.200	0	0	0	0	0	6.200
403	18	01	00	Impuesto al valor agregado	6.200	0	0	0	0	0	6.200
				Totales	**353.377**	**0**	**0**	**0**	**0**	0	**353.377**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115012 100073000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL SISTEMA EDUCATIVO BOLIVARIANO MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: NÓMINA **META:** 252

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.266.853.202**	**0**	**0**	**3.098.409.289**	**0**	**0**	**16.365.262.491**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.140.035.369	0	0	1.372.639.868	0	0	9.512.675.237
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.215.389.114	0	0	801.478.031	0	0	5.016.867.145
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	2.317.449.968	0	0	301.368.640	0	0	2.618.818.608
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	928.711.644	0	0	75.112.202	0	0	1.003.823.846
401	01	99	00	Otras retribuciones	678.484.643	0	0	194.680.995	0	0	873.165.638
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	416.327.082	0	0	50.581.997	0	0	466.909.079
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	159.833.818	0	0	25.256.352	0	0	185.090.170
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	256.493.264	0	0	25.325.645	0	0	281.818.909
401	03	00	00	Primas	1.421.447.600	0	0	6.577.752	0	0	1.428.025.352
401	03	01	00	Primas por mérito a empleados	164.259.941	0	0	1.455.278	0	0	165.715.219
401	03	02	00	Primas de transporte a empleados	302.576.445	0	0	800.660	0	0	303.377.105
401	03	08	00	Primas de profesionalización a empleados	28.740.868	0	0	3.521.154	0	0	32.262.022
401	03	09	00	Primas por antigüedad a empleados	165.858.240	0	0	0	0	0	165.858.240
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	9.424.007	0	0	0	0	0	9.424.007
401	03	16	00	Primas por mérito a obreros	956.227	0	0	0	0	0	956.227
401	03	19	00	Primas por hijos de obreros	4.645	0	0	0	0	0	4.645
401	03	21	00	Primas por antigüedad a obreros	2.565.926	0	0	0	0	0	2.565.926
401	03	97	00	Otras primas a empleados	746.883.915	0	0	800.660	0	0	747.684.575
401	03	98	00	Otras primas a obreros	177.386	0	0	0	0	0	177.386
401	04	00	00	Complementos de sueldos y salarios	1.928.141.762	0	0	565.810.691	0	0	2.493.952.453
401	04	02	00	Complemento a empleados por trabajo nocturno	23.276.307	0	0	0	0	0	23.276.307
401	04	08	00	Bono compensatorio de alimentación a empleados	1.510.665.765	0	0	361.761.927	0	0	1.872.427.692
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	13.206.704	0	0	0	0	0	13.206.704
401	04	18	00	Bono compensatorio de alimentación a obreros	380.064.243	0	0	162.446.507	0	0	542.510.750
401	04	19	00	Bono compensatorio de transporte a obreros	928.743	0	0	0	0	0	928.743
401	04	96	00	Otros complementos a empleados	0	0	0	40.047.457	0	0	40.047.457
401	04	97	00	Otros complementos a obreros	0	0	0	1.554.800	0	0	1.554.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115012 100073000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL SISTEMA EDUCATIVO BOLIVARIANO MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: NÓMINA **META:** 252

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	728.553.397	0	0	825.286.341	0	0	1.553.839.738
401	05	01	00	Aguinaldos a empleados	0	0	0	257.137.787	0	0	257.137.787
401	05	03	00	Bono vacacional a empleados	361.388.224	0	0	217.383.744	0	0	578.771.968
401	05	04	00	Aguinaldos a obreros	0	0	0	91.349.164	0	0	91.349.164
401	05	06	00	Bono vacacional a obreros	367.165.173	0	0	259.415.646	0	0	626.580.819
401	06	00	00	Aportes patronales y legales	408.892.496	0	0	277.000.000	0	0	685.892.496
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	61.113.987	0	0	0	0	0	61.113.987
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	227.993.628	0	0	277.000.000	0	0	504.993.628
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	17.421.411	0	0	0	0	0	17.421.411
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	74.705.800	0	0	0	0	0	74.705.800
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	15.311.695	0	0	0	0	0	15.311.695
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	12.345.975	0	0	0	0	0	12.345.975
401	07	00	00	Asistencia socio-económica	63.379.722	0	0	0	0	0	63.379.722
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	63.379.722	0	0	0	0	0	63.379.722
401	96	00	00	Otros gastos del personal empleado	151.788.389	0	0	221.745	0	0	152.010.134
401	96	01	00	Otros gastos del personal empleado	151.788.389	0	0	221.745	0	0	152.010.134
401	97	00	00	Otros gastos del personal obrero	8.287.385	0	0	290.895	0	0	8.578.280
401	97	01	00	Otros gastos del personal obrero	8.287.385	0	0	290.895	0	0	8.578.280
				Totales	**13.266.853.202**	**0**	**0**	**3.098.409.289**	**0**	**0**	**16.365.262.491**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115012 100073000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL SISTEMA EDUCATIVO BOLIVARIANO MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: NÓMINA **META:** 252

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115012 100073000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL SISTEMA EDUCATIVO BOLIVARIANO MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: NÓMINA **META:** 252

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100073001 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE RECURRENCIA AÑO ESCOLAR 2011-2012 DE EDUCACIÓN INICIAL, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 27

RESPONSABLE/EJECUTOR: MPPE/OFICINA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.979.507.786**	**0**	**0**	**0**	**0**	0	**2.979.507.786**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.312.205.415	0	0	0	0	0	2.312.205.415
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.159.117.680	0	0	0	0	0	1.159.117.680
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	669.359.944	0	0	0	0	0	669.359.944
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	161.555.598	0	0	0	0	0	161.555.598
401	01	99	00	Otras retribuciones	322.172.193	0	0	0	0	0	322.172.193
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	31.015.231	0	0	0	0	0	31.015.231
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	11.971.687	0	0	0	0	0	11.971.687
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	19.043.544	0	0	0	0	0	19.043.544
401	03	00	00	Primas	218.435.973	0	0	0	0	0	218.435.973
401	03	01	00	Primas por mérito a empleados	20.512.150	0	0	0	0	0	20.512.150
401	03	02	00	Primas de transporte a empleados	52.212.776	0	0	0	0	0	52.212.776
401	03	08	00	Primas de profesionalización a empleados	8.271.078	0	0	0	0	0	8.271.078
401	03	09	00	Primas por antigüedad a empleados	44.623.178	0	0	0	0	0	44.623.178
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.405.404	0	0	0	0	0	1.405.404
401	03	16	00	Primas por mérito a obreros	123.876	0	0	0	0	0	123.876
401	03	19	00	Primas por hijos de obreros	951	0	0	0	0	0	951
401	03	21	00	Primas por antigüedad a obreros	316.374	0	0	0	0	0	316.374
401	03	97	00	Otras primas a empleados	90.961.012	0	0	0	0	0	90.961.012
401	03	98	00	Otras primas a obreros	9.174	0	0	0	0	0	9.174
401	04	00	00	Complementos de sueldos y salarios	327.361.550	0	0	0	0	0	327.361.550
401	04	02	00	Complemento a empleados por trabajo nocturno	810.668	0	0	0	0	0	810.668
401	04	08	00	Bono compensatorio de alimentación a empleados	250.925.168	0	0	0	0	0	250.925.168
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	284.976	0	0	0	0	0	284.976

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115012 100073000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL SISTEMA EDUCATIVO BOLIVARIANO MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: NÓMINA **META:** 252

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100073001 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE RECURRENCIA AÑO ESCOLAR 2011-2012 DE EDUCACIÓN INICIAL, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: *NÓMINA* **META:** 27

RESPONSABLE/EJECUTOR: MPPE/OFICINA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
401	04	18	00	Bono compensatorio de alimentación a obreros	75.240.880	0	0	0	0	0	75.240.880
401	04	19	00	Bono compensatorio de transporte a obreros	99.858	0	0	0	0	0	99.858
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	88.856.507	0	0	0	0	0	88.856.507
401	05	03	00	Bono vacacional a empleados	40.316.298	0	0	0	0	0	40.316.298
401	05	06	00	Bono vacacional a obreros	48.540.209	0	0	0	0	0	48.540.209
401	97	00	00	Otros gastos del personal obrero	1.633.110	0	0	0	0	0	1.633.110
401	97	01	00	Otros gastos del personal obrero	1.633.110	0	0	0	0	0	1.633.110
				Totales	**2.979.507.786**	**0**	**0**	**0**	**0**	0	**2.979.507.786**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115012 100073000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL SISTEMA EDUCATIVO BOLIVARIANO MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: NÓMINA **META:** 252

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100073002 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE APERTURA AÑO ESCOLAR 2012-2013 DE EDUCACIÓN PRIMARIA, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 9

RESPONSABLE/EJECUTOR: MPPE/OFICINA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**0**	**0**	**40.858.351**	**0**	0	**40.858.351**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	0	0	34.763.215	0	0	34.763.215
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	0	0	15.561.242	0	0	15.561.242
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	0	0	0	6.237.434	0	0	6.237.434
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	0	0	6.835.976	0	0	6.835.976
401	01	99	00	Otras retribuciones	0	0	0	6.128.563	0	0	6.128.563
401	03	00	00	Primas	0	0	0	512.897	0	0	512.897
401	03	01	00	Primas por mérito a empleados	0	0	0	164.012	0	0	164.012
401	03	02	00	Primas de transporte a empleados	0	0	0	90.236	0	0	90.236
401	03	08	00	Primas de profesionalización a empleados	0	0	0	168.413	0	0	168.413
401	03	97	00	Otras primas a empleados	0	0	0	90.236	0	0	90.236
401	04	00	00	Complementos de sueldos y salarios	0	0	0	5.404.058	0	0	5.404.058
401	04	08	00	Bono compensatorio de alimentación a empleados	0	0	0	2.442.946	0	0	2.442.946
401	04	18	00	Bono compensatorio de alimentación a obreros	0	0	0	2.961.112	0	0	2.961.112
401	97	00	00	Otros gastos del personal obrero	0	0	0	178.181	0	0	178.181
401	97	01	00	Otros gastos del personal obrero	0	0	0	178.181	0	0	178.181
				Totales	**0**	**0**	**0**	**40.858.351**	**0**	0	**40.858.351**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115012 100073000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL SISTEMA EDUCATIVO BOLIVARIANO MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: NÓMINA **META:** 252

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100073003 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE RECURRENCIA AÑO ESCOLAR 2011-2012 DE EDUCACIÓN MEDIA, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 27

RESPONSABLE/EJECUTOR: MPPE/OFICINA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.562.483.104**	**0**	**0**	**79.959.040**	**0**	0	**4.642.442.144**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.119.754.033	0	0	79.959.040	0	0	3.199.713.073
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.878.881.591	0	0	79.959.040	0	0	1.958.840.631
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	1.018.136.722	0	0	0	0	0	1.018.136.722
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	214.022.568	0	0	0	0	0	214.022.568
401	01	99	00	Otras retribuciones	8.713.152	0	0	0	0	0	8.713.152
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	52.892.556	0	0	0	0	0	52.892.556
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	18.859.686	0	0	0	0	0	18.859.686
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	34.032.870	0	0	0	0	0	34.032.870
401	03	00	00	Primas	338.035.452	0	0	0	0	0	338.035.452
401	03	01	00	Primas por mérito a empleados	45.714.325	0	0	0	0	0	45.714.325
401	03	02	00	Primas de transporte a empleados	71.984.004	0	0	0	0	0	71.984.004
401	03	08	00	Primas de profesionalización a empleados	6.150.294	0	0	0	0	0	6.150.294
401	03	09	00	Primas por antigüedad a empleados	49.489.244	0	0	0	0	0	49.489.244
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.018.708	0	0	0	0	0	3.018.708
401	03	16	00	Primas por mérito a obreros	284.649	0	0	0	0	0	284.649
401	03	19	00	Primas por hijos de obreros	1.464	0	0	0	0	0	1.464
401	03	21	00	Primas por antigüedad a obreros	685.524	0	0	0	0	0	685.524
401	03	97	00	Otras primas a empleados	160.675.026	0	0	0	0	0	160.675.026
401	03	98	00	Otras primas a obreros	32.214	0	0	0	0	0	32.214
401	04	00	00	Complementos de sueldos y salarios	554.120.625	0	0	0	0	0	554.120.625
401	04	02	00	Complemento a empleados por trabajo nocturno	1.842.499	0	0	0	0	0	1.842.499
401	04	08	00	Bono compensatorio de alimentación a empleados	436.962.422	0	0	0	0	0	436.962.422
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.682.310	0	0	0	0	0	1.682.310

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115012 100073000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL SISTEMA EDUCATIVO BOLIVARIANO MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: NÓMINA **META:** 252

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100073003 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE RECURRENCIA AÑO ESCOLAR 2011-2012 DE EDUCACIÓN MEDIA, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 27

RESPONSABLE/EJECUTOR: MPPE/OFICINA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	113.077.206	0	0	0	0	0	113.077.206
401	04	19	00	Bono compensatorio de transporte a obreros	556.188	0	0	0	0	0	556.188
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	497.659.816	0	0	0	0	0	497.659.816
401	05	03	00	Bono vacacional a empleados	240.234.078	0	0	0	0	0	240.234.078
401	05	06	00	Bono vacacional a obreros	257.425.738	0	0	0	0	0	257.425.738
401	97	00	00	Otros gastos del personal obrero	20.622	0	0	0	0	0	20.622
401	97	01	00	Otros gastos del personal obrero	20.622	0	0	0	0	0	20.622
				Totales	**4.562.483.104**	**0**	**0**	**79.959.040**	**0**	0	**4.642.442.144**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115012 100073000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL SISTEMA EDUCATIVO BOLIVARIANO MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: NÓMINA **META:** 252

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100073004 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE APERTURA AÑO ESCOLAR 2012-2013 DE EDUCACIÓN MEDIA, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 9

RESPONSABLE/EJECUTOR: MPPE/OFICINA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**192.855**	**0**	**0**	**261.686.972**	**0**	0	**261.879.827**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	0	0	146.187.020	0	0	146.187.020
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	0	0	89.103.735	0	0	89.103.735
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	0	0	0	46.957.428	0	0	46.957.428
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	0	0	5.120.703	0	0	5.120.703
401	01	99	00	Otras retribuciones	0	0	0	5.005.154	0	0	5.005.154
401	03	00	00	Primas	0	0	0	3.639.345	0	0	3.639.345
401	03	01	00	Primas por mérito a empleados	0	0	0	820.340	0	0	820.340
401	03	02	00	Primas de transporte a empleados	0	0	0	451.332	0	0	451.332
401	03	08	00	Primas de profesionalización a empleados	0	0	0	1.916.341	0	0	1.916.341
401	03	97	00	Otras primas a empleados	0	0	0	451.332	0	0	451.332
401	04	00	00	Complementos de sueldos y salarios	0	0	0	111.860.607	0	0	111.860.607
401	04	08	00	Bono compensatorio de alimentación a empleados	0	0	0	67.056.690	0	0	67.056.690
401	04	18	00	Bono compensatorio de alimentación a obreros	0	0	0	3.201.660	0	0	3.201.660
401	04	96	00	Otros complementos a empleados	0	0	0	40.047.457	0	0	40.047.457
401	04	97	00	Otros complementos a obreros	0	0	0	1.554.800	0	0	1.554.800
401	97	00	00	Otros gastos del personal obrero	192.855	0	0	0	0	0	192.855
401	97	01	00	Otros gastos del personal obrero	192.855	0	0	0	0	0	192.855
				Totales	**192.855**	**0**	**0**	**261.686.972**	**0**	0	**261.879.827**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115012 100073000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL SISTEMA EDUCATIVO BOLIVARIANO MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: NÓMINA **META:** 252

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100073005 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE RECURRENCIA AÑO ESCOLAR 2011-2012 DE EDUCACIÓN ESPECIAL, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 27

RESPONSABLE/EJECUTOR: MPPE/OFICINA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**493.195.634**	**0**	**0**	**0**	**0**	0	**493.195.634**
401	01	00	00	Sueldos, salarios y otras retribuciones	285.078.419	0	0	0	0	0	285.078.419
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	168.828.396	0	0	0	0	0	168.828.396
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	60.541.505	0	0	0	0	0	60.541.505
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	28.263.384	0	0	0	0	0	28.263.384
401	01	99	00	Otras retribuciones	27.445.134	0	0	0	0	0	27.445.134
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	11.540.332	0	0	0	0	0	11.540.332
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	7.116.490	0	0	0	0	0	7.116.490
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.423.842	0	0	0	0	0	4.423.842
401	03	00	00	Primas	86.645.740	0	0	0	0	0	86.645.740
401	03	01	00	Primas por mérito a empleados	8.065.082	0	0	0	0	0	8.065.082
401	03	02	00	Primas de transporte a empleados	22.606.056	0	0	0	0	0	22.606.056
401	03	08	00	Primas de profesionalización a empleados	1.726.726	0	0	0	0	0	1.726.726
401	03	09	00	Primas por antigüedad a empleados	14.198.748	0	0	0	0	0	14.198.748
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.612.902	0	0	0	0	0	1.612.902
401	03	16	00	Primas por mérito a obreros	32.148	0	0	0	0	0	32.148
401	03	19	00	Primas por hijos de obreros	72	0	0	0	0	0	72
401	03	21	00	Primas por antigüedad a obreros	74.214	0	0	0	0	0	74.214
401	03	97	00	Otras primas a empleados	38.328.388	0	0	0	0	0	38.328.388
401	03	98	00	Otras primas a obreros	1.404	0	0	0	0	0	1.404
401	04	00	00	Complementos de sueldos y salarios	93.757.749	0	0	0	0	0	93.757.749
401	04	02	00	Complemento a empleados por trabajo nocturno	294.481	0	0	0	0	0	294.481
401	04	08	00	Bono compensatorio de alimentación a empleados	76.336.525	0	0	0	0	0	76.336.525
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	154.026	0	0	0	0	0	154.026

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115012 100073000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL SISTEMA EDUCATIVO BOLIVARIANO MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: NÓMINA **META:** 252

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100073005 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE RECURRENCIA AÑO ESCOLAR 2011-2012 DE EDUCACIÓN ESPECIAL, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 27

RESPONSABLE/EJECUTOR: MPPE/OFICINA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	16.949.467	0	0	0	0	0	16.949.467
401	04	19	00	Bono compensatorio de transporte a obreros	23.250	0	0	0	0	0	23.250
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	15.698.260	0	0	0	0	0	15.698.260
401	05	03	00	Bono vacacional a empleados	8.960.298	0	0	0	0	0	8.960.298
401	05	06	00	Bono vacacional a obreros	6.737.962	0	0	0	0	0	6.737.962
401	97	00	00	Otros gastos del personal obrero	475.134	0	0	0	0	0	475.134
401	97	01	00	Otros gastos del personal obrero	475.134	0	0	0	0	0	475.134
				Totales	**493.195.634**	**0**	**0**	**0**	**0**	0	**493.195.634**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115012 100073000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL SISTEMA EDUCATIVO BOLIVARIANO MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: NÓMINA **META:** 252

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100073006 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE APERTURA AÑO ESCOLAR 2012-2013 DE EDUCACIÓN ESPECIAL, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 9

RESPONSABLE/EJECUTOR: MPPE/OFICINA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**0**	**0**	**39.503.804**	**0**	0	**39.503.804**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	0	0	33.799.292	0	0	33.799.292
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	0	0	25.652.244	0	0	25.652.244
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	0	0	0	2.123.275	0	0	2.123.275
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	0	0	563.549	0	0	563.549
401	01	99	00	Otras retribuciones	0	0	0	5.460.224	0	0	5.460.224
401	03	00	00	Primas	0	0	0	605.966	0	0	605.966
401	03	01	00	Primas por mérito a empleados	0	0	0	158.479	0	0	158.479
401	03	02	00	Primas de transporte a empleados	0	0	0	87.191	0	0	87.191
401	03	08	00	Primas de profesionalización a empleados	0	0	0	273.105	0	0	273.105
401	03	97	00	Otras primas a empleados	0	0	0	87.191	0	0	87.191
401	04	00	00	Complementos de sueldos y salarios	0	0	0	5.077.422	0	0	5.077.422
401	04	08	00	Bono compensatorio de alimentación a empleados	0	0	0	4.725.070	0	0	4.725.070
401	04	18	00	Bono compensatorio de alimentación a obreros	0	0	0	352.352	0	0	352.352
401	97	00	00	Otros gastos del personal obrero	0	0	0	21.124	0	0	21.124
401	97	01	00	Otros gastos del personal obrero	0	0	0	21.124	0	0	21.124
				Totales	**0**	**0**	**0**	**39.503.804**	**0**	0	**39.503.804**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115012 100073000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL SISTEMA EDUCATIVO BOLIVARIANO MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: NÓMINA **META:** 252

PRESUPUESTO: 2012

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS

ACCIÓN ESPECÍFICA: 100073007 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE RECURRENCIA AÑO ESCOLAR 2011-2012 DE JÓVENES, ADULTOS Y ADULTAS PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 27

RESPONSABLE/EJECUTOR: MPPE/OFICINA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**418.772.578**	**0**	**0**	**0**	**0**	0	**418.772.578**
401	01	00	00	Sueldos, salarios y otras retribuciones	190.848.278	0	0	0	0	0	190.848.278
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	107.838.459	0	0	0	0	0	107.838.459
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	53.652.323	0	0	0	0	0	53.652.323
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	29.233.656	0	0	0	0	0	29.233.656
401	01	99	00	Otras retribuciones	123.840	0	0	0	0	0	123.840
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	8.892.543	0	0	0	0	0	8.892.543
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.485.779	0	0	0	0	0	3.485.779
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	5.406.764	0	0	0	0	0	5.406.764
401	03	00	00	Primas	83.266.204	0	0	0	0	0	83.266.204
401	03	01	00	Primas por mérito a empleados	5.736.995	0	0	0	0	0	5.736.995
401	03	02	00	Primas de transporte a empleados	25.463.628	0	0	0	0	0	25.463.628
401	03	08	00	Primas de profesionalización a empleados	1.074.967	0	0	0	0	0	1.074.967
401	03	09	00	Primas por antigüedad a empleados	16.212.255	0	0	0	0	0	16.212.255
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	245.308	0	0	0	0	0	245.308
401	03	16	00	Primas por mérito a obreros	101.992	0	0	0	0	0	101.992
401	03	19	00	Primas por hijos de obreros	262	0	0	0	0	0	262
401	03	21	00	Primas por antigüedad a obreros	154.670	0	0	0	0	0	154.670
401	03	97	00	Otras primas a empleados	34.248.474	0	0	0	0	0	34.248.474
401	03	98	00	Otras primas a obreros	27.653	0	0	0	0	0	27.653
401	04	00	00	Complementos de sueldos y salarios	119.800.722	0	0	0	0	0	119.800.722
401	04	02	00	Complemento a empleados por trabajo nocturno	16.430.075	0	0	0	0	0	16.430.075
401	04	08	00	Bono compensatorio de alimentación a empleados	73.519.867	0	0	0	0	0	73.519.867
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	9.500.802	0	0	0	0	0	9.500.802

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115012 100073000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL SISTEMA EDUCATIVO BOLIVARIANO MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: NÓMINA **META:** 252

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100073007 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE RECURRENCIA AÑO ESCOLAR 2011-2012 DE JÓVENES, ADULTOS Y ADULTAS PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 27

RESPONSABLE/EJECUTOR: MPPE/OFICINA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	20.322.276	0	0	0	0	0	20.322.276
401	04	19	00	Bono compensatorio de transporte a obreros	27.702	0	0	0	0	0	27.702
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	15.555.879	0	0	0	0	0	15.555.879
401	05	03	00	Bono vacacional a empleados	6.621.138	0	0	0	0	0	6.621.138
401	05	06	00	Bono vacacional a obreros	8.934.741	0	0	0	0	0	8.934.741
401	97	00	00	Otros gastos del personal obrero	408.952	0	0	0	0	0	408.952
401	97	01	00	Otros gastos del personal obrero	408.952	0	0	0	0	0	408.952
				Totales	**418.772.578**	**0**	**0**	**0**	**0**	0	**418.772.578**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115012 100073000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL SISTEMA EDUCATIVO BOLIVARIANO MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: NÓMINA **META:** 252

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100073008 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE APERTURA AÑO ESCOLAR 2012-2013 DE JÓVENES, ADULTO Y ADULTAS PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 9

RESPONSABLE/EJECUTOR: MPPE/OFICINA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**0**	**0**	**13.628.725**	**0**	0	**13.628.725**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	0	0	11.962.073	0	0	11.962.073
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	0	0	7.797.051	0	0	7.797.051
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	0	0	0	3.064.034	0	0	3.064.034
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	0	0	1.100.988	0	0	1.100.988
401	03	00	00	Primas	0	0	0	169.021	0	0	169.021
401	03	01	00	Primas por mérito a empleados	0	0	0	51.371	0	0	51.371
401	03	02	00	Primas de transporte a empleados	0	0	0	28.263	0	0	28.263
401	03	08	00	Primas de profesionalización a empleados	0	0	0	61.124	0	0	61.124
401	03	97	00	Otras primas a empleados	0	0	0	28.263	0	0	28.263
401	04	00	00	Complementos de sueldos y salarios	0	0	0	1.482.635	0	0	1.482.635
401	04	08	00	Bono compensatorio de alimentación a empleados	0	0	0	1.231.923	0	0	1.231.923
401	04	18	00	Bono compensatorio de alimentación a obreros	0	0	0	250.712	0	0	250.712
401	97	00	00	Otros gastos del personal obrero	0	0	0	14.996	0	0	14.996
401	97	01	00	Otros gastos del personal obrero	0	0	0	14.996	0	0	14.996
				Totales	**0**	**0**	**0**	**13.628.725**	**0**	0	**13.628.725**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115012 100073000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL SISTEMA EDUCATIVO BOLIVARIANO MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: NÓMINA **META:** 252

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100073009 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE APERTURA AÑO ESCOLAR 2012-2013 DE EDUCACIÓN INICIAL, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO.

UNIDAD DE MEDIDA: NÓMINA **META:** 9

RESPONSABLE/EJECUTOR: MPPE/OFICINA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**0**	**0**	**0**	**65.243.848**	**0**	0	**65.243.848**
401	01	00	00	Sueldos, salarios y otras retribuciones	0	0	0	54.739.536	0	0	54.739.536
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	0	0	0	40.482.936	0	0	40.482.936
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	0	0	0	5.423.336	0	0	5.423.336
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	0	0	0	2.032.023	0	0	2.032.023
401	01	99	00	Otras retribuciones	0	0	0	6.801.241	0	0	6.801.241
401	03	00	00	Primas	0	0	0	1.650.523	0	0	1.650.523
401	03	01	00	Primas por mérito a empleados	0	0	0	261.076	0	0	261.076
401	03	02	00	Primas de transporte a empleados	0	0	0	143.638	0	0	143.638
401	03	08	00	Primas de profesionalización a empleados	0	0	0	1.102.171	0	0	1.102.171
401	03	97	00	Otras primas a empleados	0	0	0	143.638	0	0	143.638
401	04	00	00	Complementos de sueldos y salarios	0	0	0	8.777.195	0	0	8.777.195
401	04	08	00	Bono compensatorio de alimentación a empleados	0	0	0	7.506.695	0	0	7.506.695
401	04	18	00	Bono compensatorio de alimentación a obreros	0	0	0	1.270.500	0	0	1.270.500
401	97	00	00	Otros gastos del personal obrero	0	0	0	76.594	0	0	76.594
401	97	01	00	Otros gastos del personal obrero	0	0	0	76.594	0	0	76.594
				Totales	**0**	**0**	**0**	**65.243.848**	**0**	0	**65.243.848**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115012 100073000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL SISTEMA EDUCATIVO BOLIVARIANO MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: NÓMINA **META:** 252

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100073010 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE RECURRENCIA AÑO ESCOLAR 2011-2012 DE EDUCACIÓN PRIMARIA, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO, ASÍ COMO TRAMITAR LA CANCELACIÓN DE APORTES PATRONALES DE LOS DEBERES FORMALES.

UNIDAD DE MEDIDA: NÓMINA **META:** 99

RESPONSABLE/EJECUTOR: MPPE/OFICINA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
401	**00**	**00**	**00**	**Gastos de personal**	**4.812.701.245**	**0**	**0**	**2.597.528.549**	**0**	**0**	**7.410.229.794**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.232.149.224	0	0	1.011.229.692	0	0	3.243.378.916
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	900.722.988	0	0	542.921.783	0	0	1.443.644.771
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	515.759.474	0	0	237.563.133	0	0	753.322.607
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	495.636.438	0	0	59.458.963	0	0	555.095.401
401	01	99	00	Otras retribuciones	320.030.324	0	0	171.285.813	0	0	491.316.137
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	311.986.420	0	0	50.581.997	0	0	362.568.417
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	118.400.176	0	0	25.256.352	0	0	143.656.528
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	193.586.244	0	0	25.325.645	0	0	218.911.889
401	03	00	00	Primas	695.064.231	0	0	0	0	0	695.064.231
401	03	01	00	Primas por mérito a empleados	84.231.389	0	0	0	0	0	84.231.389
401	03	02	00	Primas de transporte a empleados	130.309.981	0	0	0	0	0	130.309.981
401	03	08	00	Primas de profesionalización a empleados	11.517.803	0	0	0	0	0	11.517.803
401	03	09	00	Primas por antigüedad a empleados	41.334.815	0	0	0	0	0	41.334.815
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.141.685	0	0	0	0	0	3.141.685
401	03	16	00	Primas por mérito a obreros	413.562	0	0	0	0	0	413.562
401	03	19	00	Primas por hijos de obreros	1.896	0	0	0	0	0	1.896
401	03	21	00	Primas por antigüedad a obreros	1.335.144	0	0	0	0	0	1.335.144
401	03	97	00	Otras primas a empleados	422.671.015	0	0	0	0	0	422.671.015
401	03	98	00	Otras primas a obreros	106.941	0	0	0	0	0	106.941
401	04	00	00	Complementos de sueldos y salarios	833.101.116	0	0	433.208.774	0	0	1.266.309.890
401	04	02	00	Complemento a empleados por trabajo nocturno	3.898.584	0	0	0	0	0	3.898.584
401	04	08	00	Bono compensatorio de alimentación a empleados	672.921.783	0	0	278.798.603	0	0	951.720.386

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115012 100073000 RECURRENCIA Y APERTURA DEL AÑO ESCOLAR.

OBJETIVO DEL PROYECTO: CONSOLIDAR EL SISTEMA EDUCATIVO BOLIVARIANO MEDIANTE UNA BASE CURRICULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: NÓMINA **META:** 252

RESPONSABLE/EJECUTOR: OFICINA DE RECURSOS HUMANOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100073010 ELABORAR RESÚMENES DE GASTOS DE PERSONAL POR CONCEPTO DE RECURRENCIA AÑO ESCOLAR 2011-2012 DE EDUCACIÓN PRIMARIA, PARA CANCELAR SUELDOS, SALARIOS Y DEMÁS REMUNERACIONES AL PERSONAL DOCENTE, ADMINISTRATIVO Y OBRERO, ASÍ COMO TRAMITAR LA CANCELACIÓN DE APORTES PATRONALES DE LOS DEBERES FORMALES.

UNIDAD DE MEDIDA: NÓMINA **META:** 99

RESPONSABLE/EJECUTOR: MPPE/OFICINA DE RECURSOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.584.590	0	0	0	0	0	1.584.590
401	04	18	00	Bono compensatorio de alimentación a obreros	154.474.414	0	0	154.410.171	0	0	308.884.585
401	04	19	00	Bono compensatorio de transporte a obreros	221.745	0	0	0	0	0	221.745
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	110.782.935	0	0	825.286.341	0	0	936.069.276
401	05	01	00	Aguinaldos a empleados	0	0	0	257.137.787	0	0	257.137.787
401	05	03	00	Bono vacacional a empleados	65.256.412	0	0	217.383.744	0	0	282.640.156
401	05	04	00	Aguinaldos a obreros	0	0	0	91.349.164	0	0	91.349.164
401	05	06	00	Bono vacacional a obreros	45.526.523	0	0	259.415.646	0	0	304.942.169
401	06	00	00	Aportes patronales y legales	408.892.496	0	0	277.000.000	0	0	685.892.496
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	61.113.987	0	0	0	0	0	61.113.987
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	227.993.628	0	0	277.000.000	0	0	504.993.628
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	17.421.411	0	0	0	0	0	17.421.411
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	74.705.800	0	0	0	0	0	74.705.800
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	15.311.695	0	0	0	0	0	15.311.695
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	12.345.975	0	0	0	0	0	12.345.975
401	07	00	00	Asistencia socio-económica	63.379.722	0	0	0	0	0	63.379.722
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	63.379.722	0	0	0	0	0	63.379.722
401	96	00	00	Otros gastos del personal empleado	151.788.389	0	0	221.745	0	0	152.010.134
401	96	01	00	Otros gastos del personal empleado	151.788.389	0	0	221.745	0	0	152.010.134
401	97	00	00	Otros gastos del personal obrero	5.556.712	0	0	0	0	0	5.556.712
401	97	01	00	Otros gastos del personal obrero	5.556.712	0	0	0	0	0	5.556.712
				Totales	**4.812.701.245**	**0**	**0**	**2.597.528.549**	**0**	0	**7.410.229.794**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114923 100074000 PROGRAMA DE ALIMENTACIÓN ESCOLAR (PAE)

OBJETIVO DEL PROYECTO: GARANTIZAR EL MEJORAMIENTO DE LA CALIDAD DE VIDA, A PARTIR DE LA SATISFACCIÓN DE LAS NECESIDADES BÁSICAS, PARA ELEVAR LOS ASPECTOS BIOPSICOSOCIALES, ECONÓMICOS, AMBIENTALES Y CULTURALES DE LA POBLACIÓN ESTUDIANTIL Y TRABAJADORA DEL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 4.055.135 **FEMENINO:** 2.108.670 **MASCULINO:** 1.946.465

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PARTICIPACIÓN Y APOYO ACADÉMICO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**188.977.559**	**0**	**0**	**0**	**0**	**0**	**188.977.559**
401	01	00	00	Sueldos, salarios y otras retribuciones	188.977.559	0	0	0	0	0	188.977.559
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	188.977.559	0	0	0	0	0	188.977.559
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.877.023.328**	**0**	**0**	**1.100.000.000**	**0**	**0**	**3.977.023.328**
402	01	00	00	Productos alimenticios y agropecuarios	2.871.500.285	0	0	1.100.000.000	0	0	3.971.500.285
402	01	01	00	Alimentos y bebidas para personas	2.871.500.285	0	0	1.100.000.000	0	0	3.971.500.285
402	03	00	00	Textiles y vestuarios	2.237.856	0	0	0	0	0	2.237.856
402	03	02	00	Prendas de vestir	1.189.763	0	0	0	0	0	1.189.763
402	03	03	00	Calzados	1.048.093	0	0	0	0	0	1.048.093
402	10	00	00	Productos varios y útiles diversos	3.285.187	0	0	0	0	0	3.285.187
402	10	02	00	Materiales y útiles de limpieza y aseo	207.420	0	0	0	0	0	207.420
402	10	03	00	Utensilios de cocina y comedor	3.077.767	0	0	0	0	0	3.077.767
403	**00**	**00**	**00**	**Servicios no personales**	**3.842.919**	**0**	**0**	**0**	**0**	**0**	**3.842.919**
403	04	00	00	Servicios básicos	632.281	0	0	0	0	0	632.281
403	04	02	00	Gas	632.281	0	0	0	0	0	632.281
403	06	00	00	Servicios de transporte y almacenaje	299.254	0	0	0	0	0	299.254
403	06	01	00	Fletes y embalajes	299.254	0	0	0	0	0	299.254
403	18	00	00	Impuestos indirectos	2.911.384	0	0	0	0	0	2.911.384
403	18	01	00	Impuesto al valor agregado	2.911.384	0	0	0	0	0	2.911.384
				Totales	**3.069.843.806**	**0**	**0**	**1.100.000.000**	**0**	**0**	**4.169.843.806**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114923 100074000 PROGRAMA DE ALIMENTACIÓN ESCOLAR (PAE)

OBJETIVO DEL PROYECTO: GARANTIZAR EL MEJORAMIENTO DE LA CALIDAD DE VIDA, A PARTIR DE LA SATISFACCIÓN DE LAS NECESIDADES BÁSICAS, PARA ELEVAR LOS ASPECTOS BIOPSICOSOCIALES, ECONÓMICOS, AMBIENTALES Y CULTURALES DE LA POBLACIÓN ESTUDIANTIL Y TRABAJADORA DEL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 4.055.135 **FEMENINO:** 2.108.670 **MASCULINO:** 1.946.465

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PARTICIPACIÓN Y APOYO ACADÉMICO **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114923 100074000 PROGRAMA DE ALIMENTACIÓN ESCOLAR (PAE)

OBJETIVO DEL PROYECTO: GARANTIZAR EL MEJORAMIENTO DE LA CALIDAD DE VIDA, A PARTIR DE LA SATISFACCIÓN DE LAS NECESIDADES BÁSICAS, PARA ELEVAR LOS ASPECTOS BIOPSICOSOCIALES, ECONÓMICOS, AMBIENTALES Y CULTURALES DE LA POBLACIÓN ESTUDIANTIL Y TRABAJADORA DEL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 4.055.135 **FEMENINO:** 2.108.670 **MASCULINO:** 1.946.465

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PARTICIPACIÓN Y APOYO ACADÉMICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100074001 ASISTIR ALIMENTARIAMENTE A NIÑOS, NIÑAS, ADOLESCENTES Y JÓVENES DE LAS MODALIDADES DE EDUCACIÓN INICIAL, PRIMARIA, MEDIA Y ESPECIAL A TRAVÉS DEL PROGRAMA DE ALIMENTACIÓN ESCOLAR.

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 4.055.135

RESPONSABLE/EJECUTOR: COORDINACIÓN DEL PROGRAMA DE ALIMENTACIÓN ECOLAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**188.977.559**	**0**	**0**	**0**	**0**	0	**188.977.559**
401	01	00	00	Sueldos, salarios y otras retribuciones	188.977.559	0	0	0	0	0	188.977.559
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	188.977.559	0	0	0	0	0	188.977.559
				Totales	**188.977.559**	**0**	**0**	**0**	**0**	0	**188.977.559**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 114923 100074000 PROGRAMA DE ALIMENTACIÓN ESCOLAR (PAE)

OBJETIVO DEL PROYECTO: GARANTIZAR EL MEJORAMIENTO DE LA CALIDAD DE VIDA, A PARTIR DE LA SATISFACCIÓN DE LAS NECESIDADES BÁSICAS, PARA ELEVAR LOS ASPECTOS BIOPSICOSOCIALES, ECONÓMICOS, AMBIENTALES Y CULTURALES DE LA POBLACIÓN ESTUDIANTIL Y TRABAJADORA DEL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: NIÑA, NIÑO, ADOLESCENTE Y JOVEN **META:** 4.055.135 **FEMENINO:** 2.108.670 **MASCULINO:** 1.946.465

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PARTICIPACIÓN Y APOYO ACADÉMICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100074002 ATENDER LAS NECESIDADES DE SERVICIOS, INSUMOS Y MATERIALES REQUERIDOS PARA EL ÓPTIMO FUNCIONAMIENTO DEL PROGRAMA DE ALIMENTACIÓN ESCOLAR EN LAS DISTINTAS MODALIDADES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: PLANTEL **META:** 14.040

RESPONSABLE/EJECUTOR: COORD. DEL PROGRAMA DE ALIMENTACIÓN ECOLAR (PAE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.877.023.328**	**0**	**0**	**1.100.000.000**	**0**	0	**3.977.023.328**
402	01	00	00	Productos alimenticios y agropecuarios	2.871.500.285	0	0	1.100.000.000	0	0	3.971.500.285
402	01	01	00	Alimentos y bebidas para personas	2.871.500.285	0	0	1.100.000.000	0	0	3.971.500.285
402	03	00	00	Textiles y vestuarios	2.237.856	0	0	0	0	0	2.237.856
402	03	02	00	Prendas de vestir	1.189.763	0	0	0	0	0	1.189.763
402	03	03	00	Calzados	1.048.093	0	0	0	0	0	1.048.093
402	10	00	00	Productos varios y útiles diversos	3.285.187	0	0	0	0	0	3.285.187
402	10	02	00	Materiales y útiles de limpieza y aseo	207.420	0	0	0	0	0	207.420
402	10	03	00	Utensilios de cocina y comedor	3.077.767	0	0	0	0	0	3.077.767
403	**00**	**00**	**00**	**Servicios no personales**	**3.842.919**	**0**	**0**	**0**	**0**	0	**3.842.919**
403	04	00	00	Servicios básicos	632.281	0	0	0	0	0	632.281
403	04	02	00	Gas	632.281	0	0	0	0	0	632.281
403	06	00	00	Servicios de transporte y almacenaje	299.254	0	0	0	0	0	299.254
403	06	01	00	Fletes y embalajes	299.254	0	0	0	0	0	299.254
403	18	00	00	Impuestos indirectos	2.911.384	0	0	0	0	0	2.911.384
403	18	01	00	Impuesto al valor agregado	2.911.384	0	0	0	0	0	2.911.384
				Totales	**2.880.866.247**	**0**	**0**	**1.100.000.000**	**0**	0	**3.980.866.247**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115163 100075000 TODAS LAS MANOS A LA SIEMBRA

OBJETIVO DEL PROYECTO: AFIANZAR LA CONSOLIDACIÓN DEL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRÍCULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: ESPACIO **META:** 480

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**60.000**	**0**	**0**	**0**	**0**	**0**	**60.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	60.000	0	0	0	0	0	60.000
401	01	18	00	Remuneraciones al personal contratado	60.000	0	0	0	0	0	60.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.226.470**	**0**	**0**	**0**	**0**	**0**	**5.226.470**
402	01	00	00	Productos alimenticios y agropecuarios	550.000	0	0	0	0	0	550.000
402	01	01	00	Alimentos y bebidas para personas	550.000	0	0	0	0	0	550.000
402	02	00	00	Productos de minas, canteras y yacimientos	9.024	0	0	0	0	0	9.024
402	02	05	00	Piedra, arcilla, arena y tierra	9.024	0	0	0	0	0	9.024
402	03	00	00	Textiles y vestuarios	150.000	0	0	0	0	0	150.000
402	03	02	00	Prendas de vestir	150.000	0	0	0	0	0	150.000
402	05	00	00	Productos de papel, cartón e impresos	490.000	0	0	0	0	0	490.000
402	05	01	00	Pulpa de madera, papel y cartón	80.000	0	0	0	0	0	80.000
402	05	02	00	Envases y cajas de papel y cartón	20.000	0	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	130.000	0	0	0	0	0	130.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	260.000	0	0	0	0	0	260.000
402	06	00	00	Productos químicos y derivados	744.680	0	0	0	0	0	744.680
402	06	06	00	Combustibles y lubricantes	30.000	0	0	0	0	0	30.000
402	06	08	00	Productos plásticos	714.680	0	0	0	0	0	714.680
402	07	00	00	Productos minerales no metálicos	98.920	0	0	0	0	0	98.920
402	07	01	00	Productos de barro, loza y porcelana	98.920	0	0	0	0	0	98.920
402	08	00	00	Productos metálicos	2.684.488	0	0	0	0	0	2.684.488
402	08	01	00	Productos primarios de hierro y acero	43.240	0	0	0	0	0	43.240
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.641.248	0	0	0	0	0	2.641.248
402	09	00	00	Productos de madera	193.104	0	0	0	0	0	193.104
402	09	01	00	Productos primarios de madera	193.104	0	0	0	0	0	193.104
402	10	00	00	Productos varios y útiles diversos	246.254	0	0	0	0	0	246.254
402	10	06	00	Condecoraciones, ofrendas y similares	156.254	0	0	0	0	0	156.254
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	0	50.000
402	10	13	00	Materiales fotográficos	40.000	0	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115163 100075000 TODAS LAS MANOS A LA SIEMBRA

OBJETIVO DEL PROYECTO: AFIANZAR LA CONSOLIDACIÓN DEL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRÍCULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: ESPACIO **META:** 480

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	60.000	0	0	0	0	0	60.000
402	99	01	00	Otros materiales y suministros	60.000	0	0	0	0	0	60.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.786.205**	**0**	**0**	**0**	**0**	**0**	**2.786.205**
403	06	00	00	Servicios de transporte y almacenaje	65.000	0	0	0	0	0	65.000
403	06	01	00	Fletes y embalajes	65.000	0	0	0	0	0	65.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.131.750	0	0	0	0	0	1.131.750
403	07	01	00	Publicidad y propaganda	300.000	0	0	0	0	0	300.000
403	07	02	00	Imprenta y reproducción	670.000	0	0	0	0	0	670.000
403	07	04	00	Avisos	161.750	0	0	0	0	0	161.750
403	09	00	00	Viáticos y pasajes	425.000	0	0	0	0	0	425.000
403	09	01	00	Viáticos y pasajes dentro del país	425.000	0	0	0	0	0	425.000
403	10	00	00	Servicios profesionales y técnicos	370.000	0	0	0	0	0	370.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	5.000	0	0	0	0	0	5.000
403	10	99	00	Otros servicios profesionales y técnicos	365.000	0	0	0	0	0	365.000
403	18	00	00	Impuestos indirectos	454.455	0	0	0	0	0	454.455
403	18	01	00	Impuesto al valor agregado	454.455	0	0	0	0	0	454.455
403	99	00	00	Otros servicios no personales	340.000	0	0	0	0	0	340.000
403	99	01	00	Otros servicios no personales	340.000	0	0	0	0	0	340.000
404	**00**	**00**	**00**	**Activos reales**	**9.443.614**	**0**	**0**	**0**	**0**	**0**	**9.443.614**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.029.050	0	0	0	0	0	2.029.050
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	672.000	0	0	0	0	0	672.000
404	03	06	00	Maquinaria y equipos de energía	1.313.250	0	0	0	0	0	1.313.250
404	03	07	00	Maquinaria y equipos de riego y acueductos	43.800	0	0	0	0	0	43.800
404	04	00	00	Equipos de transporte, tracción y elevación	7.414.564	0	0	0	0	0	7.414.564
404	04	01	00	Vehículos automotores terrestres	6.959.164	0	0	0	0	0	6.959.164
404	04	05	00	Vehículos de tracción no motorizados	455.400	0	0	0	0	0	455.400
				Totales	**17.516.289**	**0**	**0**	**0**	**0**	**0**	**17.516.289**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115163 100075000 TODAS LAS MANOS A LA SIEMBRA

OBJETIVO DEL PROYECTO: AFIANZAR LA CONSOLIDACIÓN DEL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRÍCULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: ESPACIO **META:** 480

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115163 100075000 TODAS LAS MANOS A LA SIEMBRA

OBJETIVO DEL PROYECTO: AFIANZAR LA CONSOLIDACIÓN DEL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRÍCULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: ESPACIO **META:** 480

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100075001 1.- REALIZAR CAMPAÑAS DE DIVULGACIÓN PARA PROMOVER DESDE LA ESCUELA UNA ALIMENTACIÓN SANA, SEGURA, SOBERANA Y SABROSA Y ENCUENTROS DE MAESTROS, PROFESORES, ESTUDIANTES, CONUQUEROS, COMITÉS DE EDUCACIÓN DE LOS CONSEJOS COMUNALES Y COMUNIDAD EN GENERAL PARA INTERCAMBIO DE EXPERIENCIAS.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: MPPE-DESPACHO DEL MINISTRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.086.254**	**0**	**0**	**0**	**0**	0	**1.086.254**
402	01	00	00	Productos alimenticios y agropecuarios	280.000	0	0	0	0	0	280.000
402	01	01	00	Alimentos y bebidas para personas	280.000	0	0	0	0	0	280.000
402	03	00	00	Textiles y vestuarios	150.000	0	0	0	0	0	150.000
402	03	02	00	Prendas de vestir	150.000	0	0	0	0	0	150.000
402	05	00	00	Productos de papel, cartón e impresos	370.000	0	0	0	0	0	370.000
402	05	01	00	Pulpa de madera, papel y cartón	80.000	0	0	0	0	0	80.000
402	05	03	00	Productos de papel y cartón para oficina	130.000	0	0	0	0	0	130.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	160.000	0	0	0	0	0	160.000
402	06	00	00	Productos químicos y derivados	30.000	0	0	0	0	0	30.000
402	06	06	00	Combustibles y lubricantes	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	196.254	0	0	0	0	0	196.254
402	10	06	00	Condecoraciones, ofrendas y similares	156.254	0	0	0	0	0	156.254
402	10	13	00	Materiales fotográficos	40.000	0	0	0	0	0	40.000
402	99	00	00	Otros materiales y suministros	60.000	0	0	0	0	0	60.000
402	99	01	00	Otros materiales y suministros	60.000	0	0	0	0	0	60.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.870.605**	**0**	**0**	**0**	**0**	0	**1.870.605**
403	06	00	00	Servicios de transporte y almacenaje	65.000	0	0	0	0	0	65.000
403	06	01	00	Fletes y embalajes	65.000	0	0	0	0	0	65.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	931.750	0	0	0	0	0	931.750
403	07	01	00	Publicidad y propaganda	300.000	0	0	0	0	0	300.000
403	07	02	00	Imprenta y reproducción	470.000	0	0	0	0	0	470.000
403	07	04	00	Avisos	161.750	0	0	0	0	0	161.750
403	09	00	00	Viáticos y pasajes	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115163 100075000 TODAS LAS MANOS A LA SIEMBRA

OBJETIVO DEL PROYECTO: AFIANZAR LA CONSOLIDACIÓN DEL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRÍCULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: ESPACIO **META:** 480

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100075001 1.- REALIZAR CAMPAÑAS DE DIVULGACIÓN PARA PROMOVER DESDE LA ESCUELA UNA ALIMENTACIÓN SANA, SEGURA, SOBERANA Y SABROSA Y ENCUENTROS DE MAESTROS, PROFESORES, ESTUDIANTES, CONUQUEROS, COMITÉS DE EDUCACIÓN DE LOS CONSEJOS COMUNALES Y COMUNIDAD EN GENERAL PARA INTERCAMBIO DE EXPERIENCIAS.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: MPPE-DESPACHO DEL MINISTRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	200.000	0	0	0	0	0	200.000
403	10	00	00	Servicios profesionales y técnicos	175.000	0	0	0	0	0	175.000
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	5.000	0	0	0	0	0	5.000
403	10	99	00	Otros servicios profesionales y técnicos	170.000	0	0	0	0	0	170.000
403	18	00	00	Impuestos indirectos	298.855	0	0	0	0	0	298.855
403	18	01	00	Impuesto al valor agregado	298.855	0	0	0	0	0	298.855
403	99	00	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
403	99	01	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
				Totales	**2.956.859**	**0**	**0**	**0**	**0**	0	**2.956.859**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115163 100075000 TODAS LAS MANOS A LA SIEMBRA

OBJETIVO DEL PROYECTO: AFIANZAR LA CONSOLIDACIÓN DEL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRÍCULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: ESPACIO **META:** 480

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100075002 2.- DESARROLLAR ESTRATEGIAS EDUCATIVAS DIRIGIDAS A LA FORMACIÓN EN MATERIA AGROALIMENTARIA Y AMBIENTAL, CON LA PARTICIPACIÓN DE DOCENTES, ESTUDIANTE, CONUQUEROS, COMITÉS DE EDUCACIÓN DE LOS CONSEJOS COMUNALES Y COMUNIDAD, A NIVEL NACIONAL.

UNIDAD DE MEDIDA: TALLER **META:** 96

RESPONSABLE/EJECUTOR: MPPE-DESPACHO DEL MINISTRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**60.000**	**0**	**0**	**0**	**0**	0	**60.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	60.000	0	0	0	0	0	60.000
401	01	18	00	Remuneraciones al personal contratado	60.000	0	0	0	0	0	60.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**440.000**	**0**	**0**	**0**	**0**	0	**440.000**
402	01	00	00	Productos alimenticios y agropecuarios	270.000	0	0	0	0	0	270.000
402	01	01	00	Alimentos y bebidas para personas	270.000	0	0	0	0	0	270.000
402	05	00	00	Productos de papel, cartón e impresos	120.000	0	0	0	0	0	120.000
402	05	02	00	Envases y cajas de papel y cartón	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	0	100.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**915.600**	**0**	**0**	**0**	**0**	0	**915.600**
403	07	00	00	Servicios de información, impresión y relaciones públicas	200.000	0	0	0	0	0	200.000
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	225.000	0	0	0	0	0	225.000
403	09	01	00	Viáticos y pasajes dentro del país	225.000	0	0	0	0	0	225.000
403	10	00	00	Servicios profesionales y técnicos	195.000	0	0	0	0	0	195.000
403	10	99	00	Otros servicios profesionales y técnicos	195.000	0	0	0	0	0	195.000
403	18	00	00	Impuestos indirectos	155.600	0	0	0	0	0	155.600
403	18	01	00	Impuesto al valor agregado	155.600	0	0	0	0	0	155.600
403	99	00	00	Otros servicios no personales	140.000	0	0	0	0	0	140.000
403	99	01	00	Otros servicios no personales	140.000	0	0	0	0	0	140.000
				Totales	**1.415.600**	**0**	**0**	**0**	**0**	0	**1.415.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115163 100075000 TODAS LAS MANOS A LA SIEMBRA

OBJETIVO DEL PROYECTO: AFIANZAR LA CONSOLIDACIÓN DEL SUBSISTEMA DE EDUCACIÓN BÁSICA MEDIANTE UNA BASE CURRÍCULAR COHERENTE CON LOS PRECEPTOS CONSTITUCIONALES Y EL PROYECTO POLÍTICO, ECONÓMICO Y SOCIAL DEL PAÍS.

UNIDAD DE MEDIDA: ESPACIO **META:** 480

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100075003 3.- CREAR Y CONSOLIDAR ESPACIOS DE PRODUCCIÓN AGROALIMENTARIA EN LAS INSTITUCIONES EDUCATIVAS CON LA PARTICIPACIÓN DE DOCENTES, ESTUDIANTES, CAMPESINOS Y COMUNIDAD EN GENERAL A NIVEL NACIONAL.

UNIDAD DE MEDIDA: ESPACIO **META:** 480

RESPONSABLE/EJECUTOR: MPPE-DESPACHO DEL MINISTRO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.700.216**	**0**	**0**	**0**	**0**	0	**3.700.216**
402	02	00	00	Productos de minas, canteras y yacimientos	9.024	0	0	0	0	0	9.024
402	02	05	00	Piedra, arcilla, arena y tierra	9.024	0	0	0	0	0	9.024
402	06	00	00	Productos químicos y derivados	714.680	0	0	0	0	0	714.680
402	06	08	00	Productos plásticos	714.680	0	0	0	0	0	714.680
402	07	00	00	Productos minerales no metálicos	98.920	0	0	0	0	0	98.920
402	07	01	00	Productos de barro, loza y porcelana	98.920	0	0	0	0	0	98.920
402	08	00	00	Productos metálicos	2.684.488	0	0	0	0	0	2.684.488
402	08	01	00	Productos primarios de hierro y acero	43.240	0	0	0	0	0	43.240
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.641.248	0	0	0	0	0	2.641.248
402	09	00	00	Productos de madera	193.104	0	0	0	0	0	193.104
402	09	01	00	Productos primarios de madera	193.104	0	0	0	0	0	193.104
404	**00**	**00**	**00**	**Activos reales**	**9.443.614**	**0**	**0**	**0**	**0**	0	**9.443.614**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.029.050	0	0	0	0	0	2.029.050
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	672.000	0	0	0	0	0	672.000
404	03	06	00	Maquinaria y equipos de energía	1.313.250	0	0	0	0	0	1.313.250
404	03	07	00	Maquinaria y equipos de riego y acueductos	43.800	0	0	0	0	0	43.800
404	04	00	00	Equipos de transporte, tracción y elevación	7.414.564	0	0	0	0	0	7.414.564
404	04	01	00	Vehículos automotores terrestres	6.959.164	0	0	0	0	0	6.959.164
404	04	05	00	Vehículos de tracción no motorizados	455.400	0	0	0	0	0	455.400
				Totales	**13.143.830**	**0**	**0**	**0**	**0**	0	**13.143.830**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115776 100076000 FORTALECIMIENTO Y MODERNIZACIÓN DE LA EDUCACIÓN MEDIA TÉCNICA

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: ORDEN DE PAGO **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	**00**	**00**	**00**	**Disminución de pasivos**	**92.121.478**	**0**	**0**	**0**	**0**	**0**	**92.121.478**
411	11	00	00	Obligaciones de ejercicios anteriores	92.121.478	0	0	0	0	0	92.121.478
411	11	04	00	Compromisos pendientes de ejercicios anteriores	92.121.478	0	0	0	0	0	92.121.478
				Totales	**92.121.478**	**0**	**0**	**0**	**0**	**0**	**92.121.478**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115776 100076000 FORTALECIMIENTO Y MODERNIZACIÓN DE LA EDUCACIÓN MEDIA TÉCNICA

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: ORDEN DE PAGO **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115776 100076000 FORTALECIMIENTO Y MODERNIZACIÓN DE LA EDUCACIÓN MEDIA TÉCNICA

OBJETIVO DEL PROYECTO: MODERNIZAR, MEJORAR Y DOTAR LAS INSTITUCIONES EDUCATIVAS, COMO ESPACIOS IDÓNEOS PARA LA ENSEÑANZA Y LA PRÁCTICA DEMOCRÁTICA, PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: ORDEN DE PAGO **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100076001 CANCELAR COMPROMISOS PENDIENTES POR DOTACIÓN DE MATERIALES Y EQUIPOS DE LABORATORIOS A ESCUELAS TÉCNICAS A NIVEL NACIONAL.

UNIDAD DE MEDIDA: ORDEN DE PAGO **META:** 3

RESPONSABLE/EJECUTOR: MPPE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	**00**	**00**	**00**	**Disminución de pasivos**	**92.121.478**	**0**	**0**	**0**	**0**	0	**92.121.478**
411	11	00	00	Obligaciones de ejercicios anteriores	92.121.478	0	0	0	0	0	92.121.478
411	11	04	00	Compromisos pendientes de ejercicios anteriores	92.121.478	0	0	0	0	0	92.121.478
				Totales	**92.121.478**	**0**	**0**	**0**	**0**	0	**92.121.478**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115056 100077000 DESARROLLO Y FORTALECIMIENTO DE RECURSOS PARA EL APRENDIZAJE EN APOYO A LOS NIVELES Y MODALIDADES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: MATERIAL EDUCATIVO **META:** 18.507.819

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**505.853**	**0**	**0**	**0**	**0**	**0**	**505.853**
401	01	00	00	Sueldos, salarios y otras retribuciones	505.853	0	0	0	0	0	505.853
401	01	18	00	Remuneraciones al personal contratado	505.853	0	0	0	0	0	505.853
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**60.310.673**	**0**	**0**	**0**	**0**	**0**	**60.310.673**
402	01	00	00	Productos alimenticios y agropecuarios	856.723	0	0	0	0	0	856.723
402	01	01	00	Alimentos y bebidas para personas	856.723	0	0	0	0	0	856.723
402	05	00	00	Productos de papel, cartón e impresos	56.189.996	0	0	0	0	0	56.189.996
402	05	02	00	Envases y cajas de papel y cartón	1.228.602	0	0	0	0	0	1.228.602
402	05	03	00	Productos de papel y cartón para oficina	54.533.545	0	0	0	0	0	54.533.545
402	05	05	00	Material de enseñanza	399.129	0	0	0	0	0	399.129
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	28.720	0	0	0	0	0	28.720
402	06	00	00	Productos químicos y derivados	19.441	0	0	0	0	0	19.441
402	06	03	00	Tintas, pinturas y colorantes	11.153	0	0	0	0	0	11.153
402	06	99	00	Otros productos de la industria química y conexos	8.288	0	0	0	0	0	8.288
402	08	00	00	Productos metálicos	127.797	0	0	0	0	0	127.797
402	08	01	00	Productos primarios de hierro y acero	17.627	0	0	0	0	0	17.627
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	110.170	0	0	0	0	0	110.170
402	10	00	00	Productos varios y útiles diversos	3.045.527	0	0	0	0	0	3.045.527
402	10	01	00	Artículos de deporte, recreación y juguetes	2.336.900	0	0	0	0	0	2.336.900
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	227.417	0	0	0	0	0	227.417
402	10	07	00	Productos de seguridad en el trabajo	13.564	0	0	0	0	0	13.564
402	10	08	00	Materiales para equipos de computación	275.819	0	0	0	0	0	275.819
402	10	11	00	Materiales eléctricos	2.908	0	0	0	0	0	2.908
402	10	13	00	Materiales fotográficos	161.570	0	0	0	0	0	161.570
402	10	99	00	Otros productos y útiles diversos	27.349	0	0	0	0	0	27.349
402	99	00	00	Otros materiales y suministros	71.189	0	0	0	0	0	71.189
402	99	01	00	Otros materiales y suministros	71.189	0	0	0	0	0	71.189
403	**00**	**00**	**00**	**Servicios no personales**	**353.169.764**	**0**	**0**	**0**	**0**	**0**	**353.169.764**
403	01	00	00	Alquileres de inmuebles	568.668	0	0	0	0	0	568.668

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115056 100077000 DESARROLLO Y FORTALECIMIENTO DE RECURSOS PARA EL APRENDIZAJE EN APOYO A LOS NIVELES Y MODALIDADES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: MATERIAL EDUCATIVO **META:** 18.507.819

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	01	00	Alquileres de edificios y locales	568.668	0	0	0	0	0	568.668
403	06	00	00	Servicios de transporte y almacenaje	1.273.843	0	0	0	0	0	1.273.843
403	06	01	00	Fletes y embalajes	1.273.843	0	0	0	0	0	1.273.843
403	07	00	00	Servicios de información, impresión y relaciones públicas	328.812.764	0	0	0	0	0	328.812.764
403	07	01	00	Publicidad y propaganda	667.098	0	0	0	0	0	667.098
403	07	02	00	Imprenta y reproducción	327.747.043	0	0	0	0	0	327.747.043
403	07	03	00	Relaciones sociales	398.623	0	0	0	0	0	398.623
403	09	00	00	Viáticos y pasajes	8.369.761	0	0	0	0	0	8.369.761
403	09	01	00	Viáticos y pasajes dentro del país	8.369.761	0	0	0	0	0	8.369.761
403	10	00	00	Servicios profesionales y técnicos	2.204.368	0	0	0	0	0	2.204.368
403	10	03	00	Servicios de procesamiento de datos	958.079	0	0	0	0	0	958.079
403	10	07	00	Servicios de capacitación y adiestramiento	1.218.944	0	0	0	0	0	1.218.944
403	10	99	00	Otros servicios profesionales y técnicos	27.345	0	0	0	0	0	27.345
403	18	00	00	Impuestos indirectos	2.623.584	0	0	0	0	0	2.623.584
403	18	01	00	Impuesto al valor agregado	2.623.584	0	0	0	0	0	2.623.584
403	99	00	00	Otros servicios no personales	9.316.776	0	0	0	0	0	9.316.776
403	99	01	00	Otros servicios no personales	9.316.776	0	0	0	0	0	9.316.776
404	**00**	**00**	**00**	**Activos reales**	**20.060.668**	**0**	**0**	**0**	**0**	**0**	**20.060.668**
404	05	00	00	Equipos de comunicaciones y de señalamiento	44.509	0	0	0	0	0	44.509
404	05	01	00	Equipos de telecomunicaciones	44.509	0	0	0	0	0	44.509
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.000.000	0	0	0	0	0	10.000.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	10.000.000	0	0	0	0	0	10.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	16.159	0	0	0	0	0	16.159
404	09	03	00	Mobiliario y equipos de alojamiento	16.159	0	0	0	0	0	16.159
404	12	00	00	Activos intangibles	10.000.000	0	0	0	0	0	10.000.000
404	12	04	00	Paquetes y programas de computación	10.000.000	0	0	0	0	0	10.000.000
				Totales	**434.046.958**	**0**	**0**	**0**	**0**	**0**	**434.046.958**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115056 100077000 DESARROLLO Y FORTALECIMIENTO DE RECURSOS PARA EL APRENDIZAJE EN APOYO A LOS NIVELES Y MODALIDADES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: MATERIAL EDUCATIVO **META:** 18.507.819

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115056 100077000 DESARROLLO Y FORTALECIMIENTO DE RECURSOS PARA EL APRENDIZAJE EN APOYO A LOS NIVELES Y MODALIDADES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: MATERIAL EDUCATIVO **META:** 18.507.819

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100077001 ADQUIRIR, PRODUCIR Y DISTRIBUIR MATERIALES EDUCATIVOS Y MOBILIARIOS A CENTROS DE RECURSOS PARA EL APRENDIZAJE ORIENTADOS A LA DIFUSIÓN DE LOS ASPECTOS EDUCATIVOS, TECNOLÓGICOS, SOCIALES, CULTURALES Y LINGÜÍSTICOS, DIRIGIDOS A DOCENTES, ESTUDIANTES Y COMUNIDAD EN GENERAL.

UNIDAD DE MEDIDA: MATERIAL EDUCATIVO **META:** 18.507.757

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**291.200**	**0**	**0**	**0**	**0**	0	**291.200**
401	01	00	00	Sueldos, salarios y otras retribuciones	291.200	0	0	0	0	0	291.200
401	01	18	00	Remuneraciones al personal contratado	291.200	0	0	0	0	0	291.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**59.555.955**	**0**	**0**	**0**	**0**	0	**59.555.955**
402	01	00	00	Productos alimenticios y agropecuarios	131.384	0	0	0	0	0	131.384
402	01	01	00	Alimentos y bebidas para personas	131.384	0	0	0	0	0	131.384
402	05	00	00	Productos de papel, cartón e impresos	56.189.996	0	0	0	0	0	56.189.996
402	05	02	00	Envases y cajas de papel y cartón	1.228.602	0	0	0	0	0	1.228.602
402	05	03	00	Productos de papel y cartón para oficina	54.533.545	0	0	0	0	0	54.533.545
402	05	05	00	Material de enseñanza	399.129	0	0	0	0	0	399.129
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	28.720	0	0	0	0	0	28.720
402	06	00	00	Productos químicos y derivados	19.441	0	0	0	0	0	19.441
402	06	03	00	Tintas, pinturas y colorantes	11.153	0	0	0	0	0	11.153
402	06	99	00	Otros productos de la industria química y conexos	8.288	0	0	0	0	0	8.288
402	08	00	00	Productos metálicos	127.797	0	0	0	0	0	127.797
402	08	01	00	Productos primarios de hierro y acero	17.627	0	0	0	0	0	17.627
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	110.170	0	0	0	0	0	110.170
402	10	00	00	Productos varios y útiles diversos	3.016.148	0	0	0	0	0	3.016.148
402	10	01	00	Artículos de deporte, recreación y juguetes	2.336.900	0	0	0	0	0	2.336.900
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	227.417	0	0	0	0	0	227.417
402	10	07	00	Productos de seguridad en el trabajo	13.564	0	0	0	0	0	13.564
402	10	08	00	Materiales para equipos de computación	246.440	0	0	0	0	0	246.440
402	10	11	00	Materiales eléctricos	2.908	0	0	0	0	0	2.908
402	10	13	00	Materiales fotográficos	161.570	0	0	0	0	0	161.570

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115056 100077000 DESARROLLO Y FORTALECIMIENTO DE RECURSOS PARA EL APRENDIZAJE EN APOYO A LOS NIVELES Y MODALIDADES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: MATERIAL EDUCATIVO **META:** 18.507.819

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100077001 ADQUIRIR, PRODUCIR Y DISTRIBUIR MATERIALES EDUCATIVOS Y MOBILIARIOS A CENTROS DE RECURSOS PARA EL APRENDIZAJE ORIENTADOS A LA DIFUSIÓN DE LOS ASPECTOS EDUCATIVOS, TECNOLÓGICOS, SOCIALES, CULTURALES Y LINGÜÍSTICOS, DIRIGIDOS A DOCENTES, ESTUDIANTES Y COMUNIDAD EN GENERAL.

UNIDAD DE MEDIDA: MATERIAL EDUCATIVO **META:** 18.507.757

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	99	00	Otros productos y útiles diversos	27.349	0	0	0	0	0	27.349
402	99	00	00	Otros materiales y suministros	71.189	0	0	0	0	0	71.189
402	99	01	00	Otros materiales y suministros	71.189	0	0	0	0	0	71.189
403	**00**	**00**	**00**	**Servicios no personales**	**336.514.658**	**0**	**0**	**0**	**0**	0	**336.514.658**
403	01	00	00	Alquileres de inmuebles	546.893	0	0	0	0	0	546.893
403	01	01	00	Alquileres de edificios y locales	546.893	0	0	0	0	0	546.893
403	06	00	00	Servicios de transporte y almacenaje	644.068	0	0	0	0	0	644.068
403	06	01	00	Fletes y embalajes	644.068	0	0	0	0	0	644.068
403	07	00	00	Servicios de información, impresión y relaciones públicas	315.196.332	0	0	0	0	0	315.196.332
403	07	01	00	Publicidad y propaganda	605.917	0	0	0	0	0	605.917
403	07	02	00	Imprenta y reproducción	314.590.415	0	0	0	0	0	314.590.415
403	09	00	00	Viáticos y pasajes	7.815.803	0	0	0	0	0	7.815.803
403	09	01	00	Viáticos y pasajes dentro del pais	7.815.803	0	0	0	0	0	7.815.803
403	10	00	00	Servicios profesionales y técnicos	1.218.944	0	0	0	0	0	1.218.944
403	10	07	00	Servicios de capacitación y adiestramiento	1.218.944	0	0	0	0	0	1.218.944
403	18	00	00	Impuestos indirectos	1.775.842	0	0	0	0	0	1.775.842
403	18	01	00	Impuesto al valor agregado	1.775.842	0	0	0	0	0	1.775.842
403	99	00	00	Otros servicios no personales	9.316.776	0	0	0	0	0	9.316.776
403	99	01	00	Otros servicios no personales	9.316.776	0	0	0	0	0	9.316.776
404	**00**	**00**	**00**	**Activos reales**	**20.000.000**	**0**	**0**	**0**	**0**	0	**20.000.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.000.000	0	0	0	0	0	10.000.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	10.000.000	0	0	0	0	0	10.000.000
404	12	00	00	Activos intangibles	10.000.000	0	0	0	0	0	10.000.000
404	12	04	00	Paquetes y programas de computación	10.000.000	0	0	0	0	0	10.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115056 100077000 DESARROLLO Y FORTALECIMIENTO DE RECURSOS PARA EL APRENDIZAJE EN APOYO A LOS NIVELES Y MODALIDADES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: MATERIAL EDUCATIVO **META:** 18.507.819

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100077001 ADQUIRIR, PRODUCIR Y DISTRIBUIR MATERIALES EDUCATIVOS Y MOBILIARIOS A CENTROS DE RECURSOS PARA EL APRENDIZAJE ORIENTADOS A LA DIFUSIÓN DE LOS ASPECTOS EDUCATIVOS, TECNOLÓGICOS, SOCIALES, CULTURALES Y LINGÜÍSTICOS, DIRIGIDOS A DOCENTES, ESTUDIANTES Y COMUNIDAD EN GENERAL.

UNIDAD DE MEDIDA: MATERIAL EDUCATIVO **META:** 18.507.757

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**416.361.813**	**0**	**0**	**0**	**0**	0	**416.361.813**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 115056 100077000 DESARROLLO Y FORTALECIMIENTO DE RECURSOS PARA EL APRENDIZAJE EN APOYO A LOS NIVELES Y MODALIDADES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: MATERIAL EDUCATIVO **META:** 18.507.819

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 100077002 ELABORAR Y DIGITALIZAR LA REVISTA TRICOLOR, IMÁGENES Y TEXTOS CORRESPONDIENTE A LOS AÑOS 1.949 Y 1.950 COMO HERRAMIENTA DIDÁCTICA Y EDUCATIVA DE APOYO AL DOCENTE Y AL PROCESO DE APRENDIZAJE DE LOS ESTUDIANTES INSCRITOS EN EL SUBSISTEMA DE EDUCACIÓN BÁSICA.

UNIDAD DE MEDIDA: REVISTA **META:** 23

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**140.105**	**0**	**0**	**0**	**0**	0	**140.105**
401	01	00	00	Sueldos, salarios y otras retribuciones	140.105	0	0	0	0	0	140.105
401	01	18	00	Remuneraciones al personal contratado	140.105	0	0	0	0	0	140.105
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**22.034**	**0**	**0**	**0**	**0**	0	**22.034**
402	10	00	00	Productos varios y útiles diversos	22.034	0	0	0	0	0	22.034
402	10	08	00	Materiales para equipos de computación	22.034	0	0	0	0	0	22.034
403	**00**	**00**	**00**	**Servicios no personales**	**15.414.377**	**0**	**0**	**0**	**0**	0	**15.414.377**
403	06	00	00	Servicios de transporte y almacenaje	629.775	0	0	0	0	0	629.775
403	06	01	00	Fletes y embalajes	629.775	0	0	0	0	0	629.775
403	07	00	00	Servicios de información, impresión y relaciones públicas	13.137.521	0	0	0	0	0	13.137.521
403	07	02	00	Imprenta y reproducción	13.137.521	0	0	0	0	0	13.137.521
403	10	00	00	Servicios profesionales y técnicos	958.079	0	0	0	0	0	958.079
403	10	03	00	Servicios de procesamiento de datos	958.079	0	0	0	0	0	958.079
403	18	00	00	Impuestos indirectos	689.002	0	0	0	0	0	689.002
403	18	01	00	Impuesto al valor agregado	689.002	0	0	0	0	0	689.002
404	**00**	**00**	**00**	**Activos reales**	**60.668**	**0**	**0**	**0**	**0**	0	**60.668**
404	05	00	00	Equipos de comunicaciones y de señalamiento	44.509	0	0	0	0	0	44.509
404	05	01	00	Equipos de telecomunicaciones	44.509	0	0	0	0	0	44.509
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	16.159	0	0	0	0	0	16.159
404	09	03	00	Mobiliario y equipos de alojamiento	16.159	0	0	0	0	0	16.159
				Totales	**15.637.184**	**0**	**0**	**0**	**0**	0	**15.637.184**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115056 100077000 DESARROLLO Y FORTALECIMIENTO DE RECURSOS PARA EL APRENDIZAJE EN APOYO A LOS NIVELES Y MODALIDADES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: MATERIAL EDUCATIVO **META:** 18.507.819

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 100077003 REALIZAR EL II SEMINARIO INTERNACIONAL DE DOCENTES PROMOTORES DE LECTURA CARACAS 2011, EN EL MARCO DE LA FERIA INTERNACIONAL DEL LIBRO FILVEN, Y LA II JORNADA DE FORMACIÓN DE SUPERVISIÓN INTEGRAL CON LOS COORDINADORES DE RECURSOS PARA EL APRENDIZAJE EN EL MARCO DEL BICENTENARIO.

UNIDAD DE MEDIDA: MATERIAL EDUCATIVO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**8.446**	**0**	**0**	**0**	**0**	0	**8.446**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.446	0	0	0	0	0	8.446
401	01	18	00	Remuneraciones al personal contratado	8.446	0	0	0	0	0	8.446
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**108.335**	**0**	**0**	**0**	**0**	0	**108.335**
402	01	00	00	Productos alimenticios y agropecuarios	100.990	0	0	0	0	0	100.990
402	01	01	00	Alimentos y bebidas para personas	100.990	0	0	0	0	0	100.990
402	10	00	00	Productos varios y útiles diversos	7.345	0	0	0	0	0	7.345
402	10	08	00	Materiales para equipos de computación	7.345	0	0	0	0	0	7.345
403	**00**	**00**	**00**	**Servicios no personales**	**807.964**	**0**	**0**	**0**	**0**	0	**807.964**
403	01	00	00	Alquileres de inmuebles	21.775	0	0	0	0	0	21.775
403	01	01	00	Alquileres de edificios y locales	21.775	0	0	0	0	0	21.775
403	07	00	00	Servicios de información, impresión y relaciones públicas	332.018	0	0	0	0	0	332.018
403	07	01	00	Publicidad y propaganda	61.181	0	0	0	0	0	61.181
403	07	02	00	Imprenta y reproducción	19.107	0	0	0	0	0	19.107
403	07	03	00	Relaciones sociales	251.730	0	0	0	0	0	251.730
403	09	00	00	Viáticos y pasajes	333.617	0	0	0	0	0	333.617
403	09	01	00	Viáticos y pasajes dentro del país	333.617	0	0	0	0	0	333.617
403	10	00	00	Servicios profesionales y técnicos	27.345	0	0	0	0	0	27.345
403	10	99	00	Otros servicios profesionales y técnicos	27.345	0	0	0	0	0	27.345
403	18	00	00	Impuestos indirectos	93.209	0	0	0	0	0	93.209
403	18	01	00	Impuesto al valor agregado	93.209	0	0	0	0	0	93.209
				Totales	**924.745**	**0**	**0**	**0**	**0**	0	**924.745**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 115056 100077000 DESARROLLO Y FORTALECIMIENTO DE RECURSOS PARA EL APRENDIZAJE EN APOYO A LOS NIVELES Y MODALIDADES DEL SUBSISTEMA DE EDUCACIÓN BÁSICA.

OBJETIVO DEL PROYECTO: DESARROLLAR, DOTAR E IMPLEMENTAR HERRAMIENTAS VINCULADAS A LOS PROCESOS DE APRENDIZAJE QUE SIRVEN DE APOYO A LA LABOR DOCENTE EN LOS AMBIENTES EDUCATIVOS.

UNIDAD DE MEDIDA: MATERIAL EDUCATIVO **META:** 18.507.819

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O DE LA VICEMINISTRA DE PROGRAMAS DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 100077004 REALIZAR EVALUACIONES TÉCNICO-PEDAGÓGICAS PARA GARANTIZAR LA CALIDAD DE LOS MATERIALES EDUCATIVOS PREVIA ADQUISICIÓN Y EVALUAR EL PROCESO DE CONTROL INTEGRAL DE LAS DOTACIONES DE RECURSOS PARA EL APRENDIZAJE A NIVEL NACIONAL.

UNIDAD DE MEDIDA: *EVALUACIÓN* **META:** 37

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA EL APRENDIZAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**66.102**	**0**	**0**	**0**	**0**	0	**66.102**
401	01	00	00	Sueldos, salarios y otras retribuciones	66.102	0	0	0	0	0	66.102
401	01	18	00	Remuneraciones al personal contratado	66.102	0	0	0	0	0	66.102
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**624.349**	**0**	**0**	**0**	**0**	0	**624.349**
402	01	00	00	Productos alimenticios y agropecuarios	624.349	0	0	0	0	0	624.349
402	01	01	00	Alimentos y bebidas para personas	624.349	0	0	0	0	0	624.349
403	**00**	**00**	**00**	**Servicios no personales**	**432.765**	**0**	**0**	**0**	**0**	0	**432.765**
403	07	00	00	Servicios de información, impresión y relaciones públicas	146.893	0	0	0	0	0	146.893
403	07	03	00	Relaciones sociales	146.893	0	0	0	0	0	146.893
403	09	00	00	Viáticos y pasajes	220.341	0	0	0	0	0	220.341
403	09	01	00	Viáticos y pasajes dentro del pais	220.341	0	0	0	0	0	220.341
403	18	00	00	Impuestos indirectos	65.531	0	0	0	0	0	65.531
403	18	01	00	Impuesto al valor agregado	65.531	0	0	0	0	0	65.531
				Totales	**1.123.216**	**0**	**0**	**0**	**0**	0	**1.123.216**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.836.026.903

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.886.116.006**	**0**	**0**	**0**	**0**	**0**	**1.886.116.006**
407	01	00	00	Transferencias y donaciones corrientes internas	1.728.706.805	0	0	0	0	0	1.728.706.805
407	01	03	00	Transferencias corrientes internas al sector público	1.728.706.805	0	0	0	0	0	1.728.706.805
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.064.786.151	0	0	0	0	0	1.064.786.151
407	01	03	04	Transferencias corrientes a instituciones de protección social	663.920.654	0	0	0	0	0	663.920.654
407	03	00	00	Transferencias y donaciones de capital internas	157.409.201	0	0	0	0	0	157.409.201
407	03	03	00	Transferencias de capital internas al sector público	157.409.201	0	0	0	0	0	157.409.201
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	157.409.201	0	0	0	0	0	157.409.201
				Totales	**1.886.116.006**	**0**	**0**	**0**	**0**	**0**	**1.886.116.006**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.836.026.903

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.886.116.006**	**0**	**0**	**0**	**0**	**0**	**1.886.116.006**
407	01	00	00	Transferencias y donaciones corrientes internas	1.728.706.805	0	0	0	0	0	1.728.706.805
407	01	03	00	Transferencias corrientes internas al sector público	1.728.706.805	0	0	0	0	0	1.728.706.805
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.064.786.151	0	0	0	0	0	1.064.786.151
				- A0129 Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)	602.610.482	0	0	0	0	0	602.610.482
				- A0135 Academia Nacional de Ciencias Económicas	397.123	0	0	0	0	0	397.123
				- A0136 Academia de Ciencias Físicas, Matemáticas y Naturales	744.492	0	0	0	0	0	744.492
				- A0137 Academia de Ciencias Políticas y Sociales	1.086.849	0	0	0	0	0	1.086.849
				- A0138 Academia Nacional de la Historia	1.371.925	0	0	0	0	0	1.371.925
				- A0139 Academia Venezolana de la Lengua	541.084	0	0	0	0	0	541.084
				- A0140 Academia Nacional de Medicina	710.691	0	0	0	0	0	710.691
				- A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)	110.783.931	0	0	0	0	0	110.783.931
				- A0387 Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)	8.875.451	0	0	0	0	0	8.875.451
				- A0409 Fundación Medios Audiovisuales al Servicio de la Educación (EDUMEDIA)	12.100.000	0	0	0	0	0	12.100.000
				- A0410 Fundación Bolivariana de Informática y Telemática (FUNDABIT)	91.341.486	0	0	0	0	0	91.341.486
				- A0477 Fundación Colombeia	34.445.919	0	0	0	0	0	34.445.919
				- A0484 Fundación Nacional El Niño Simón	199.326.363	0	0	0	0	0	199.326.363
				- A0911 Academia Nacional de la Ingeniería y el Hábitat	450.355	0	0	0	0	0	450.355
407	01	03	04	Transferencias corrientes a instituciones de protección social	663.920.654	0	0	0	0	0	663.920.654
				- A0056 Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)	663.920.654	0	0	0	0	0	663.920.654
407	03	00	00	Transferencias y donaciones de capital internas	157.409.201	0	0	0	0	0	157.409.201
407	03	03	00	Transferencias de capital internas al sector público	157.409.201	0	0	0	0	0	157.409.201
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	157.409.201	0	0	0	0	0	157.409.201
				- A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)	157.409.201	0	0	0	0	0	157.409.201
				Totales	**1.886.116.006**	**0**	**0**	**0**	**0**	**0**	**1.886.116.006**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.836.026.903

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: **2012**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.836.026.903

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 109999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO NACIONAL AUTÓNOMO DE ATENCIÓN INTEGRAL A LA INFANCIA Y A LA FAMILIA (SENIFA)

UNIDAD DE MEDIDA: *BOLÍVAR*

META: 602.610.482

RESPONSABLE/EJECUTOR: SENIFA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**602.610.482**	**0**	**0**	**0**	**0**	0	**602.610.482**
407	01	00	00	Transferencias y donaciones corrientes internas	602.610.482	0	0	0	0	0	602.610.482
407	01	03	00	Transferencias corrientes internas al sector público	602.610.482	0	0	0	0	0	602.610.482
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	602.610.482	0	0	0	0	0	602.610.482
				Totales	**602.610.482**	**0**	**0**	**0**	**0**	0	**602.610.482**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.836.026.903

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 109999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA NACIONAL DE CIENCIAS ECONÓMICAS

UNIDAD DE MEDIDA: BOLÍVAR

META: 397.123

RESPONSABLE/EJECUTOR: ACADEMIA NACIONAL DE CIENCIAS ECONÓMICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**397.123**	**0**	**0**	**0**	**0**	0	**397.123**
407	01	00	00	Transferencias y donaciones corrientes internas	397.123	0	0	0	0	0	397.123
407	01	03	00	Transferencias corrientes internas al sector público	397.123	0	0	0	0	0	397.123
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	397.123	0	0	0	0	0	397.123
				Totales	**397.123**	**0**	**0**	**0**	**0**	0	**397.123**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.836.026.903

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 109999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA DE CIENCIAS FÍSICAS, MATEMÁTICAS Y NATURALES

UNIDAD DE MEDIDA: BOLÍVAR

META: 744.492

RESPONSABLE/EJECUTOR: ACADEMIA DE CIENCIAS FÍSICAS, MATEMÁTICAS Y NATURALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**744.492**	**0**	**0**	**0**	**0**	0	**744.492**
407	01	00	00	Transferencias y donaciones corrientes internas	744.492	0	0	0	0	0	744.492
407	01	03	00	Transferencias corrientes internas al sector público	744.492	0	0	0	0	0	744.492
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	744.492	0	0	0	0	0	744.492
				Totales	**744.492**	**0**	**0**	**0**	**0**	0	**744.492**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.836.026.903

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 109999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA DE CIENCIAS POLÍTICAS Y SOCIALES

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.086.849

RESPONSABLE/EJECUTOR: ACADEMIA DE CIENCIAS POLÍTICAS Y SOCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.086.849**	**0**	**0**	**0**	**0**	0	**1.086.849**
407	01	00	00	Transferencias y donaciones corrientes internas	1.086.849	0	0	0	0	0	1.086.849
407	01	03	00	Transferencias corrientes internas al sector público	1.086.849	0	0	0	0	0	1.086.849
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.086.849	0	0	0	0	0	1.086.849
				Totales	**1.086.849**	**0**	**0**	**0**	**0**	0	**1.086.849**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.836.026.903

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 109999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA NACIONAL DE LA HISTORIA

UNIDAD DE MEDIDA: *BOLÍVAR*

META: 1.371.925

RESPONSABLE/EJECUTOR: ACADEMIA NACIONAL DE LA HISTORIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.371.925**	**0**	**0**	**0**	**0**	0	**1.371.925**
407	01	00	00	Transferencias y donaciones corrientes internas	1.371.925	0	0	0	0	0	1.371.925
407	01	03	00	Transferencias corrientes internas al sector público	1.371.925	0	0	0	0	0	1.371.925
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.371.925	0	0	0	0	0	1.371.925
				Totales	**1.371.925**	**0**	**0**	**0**	**0**	0	**1.371.925**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.836.026.903

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 109999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA VENEZOLANA DE LA LENGUA

UNIDAD DE MEDIDA: BOLÍVAR

META: 541.084

RESPONSABLE/EJECUTOR: ACADEMIA VENEZOLANA DE LA LENGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**541.084**	**0**	**0**	**0**	**0**	0	**541.084**
407	01	00	00	Transferencias y donaciones corrientes internas	541.084	0	0	0	0	0	541.084
407	01	03	00	Transferencias corrientes internas al sector público	541.084	0	0	0	0	0	541.084
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	541.084	0	0	0	0	0	541.084
				Totales	**541.084**	**0**	**0**	**0**	**0**	0	**541.084**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.836.026.903

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 109999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA NACIONAL DE MEDICINA

UNIDAD DE MEDIDA: *BOLÍVAR* **META:** 710.691

RESPONSABLE/EJECUTOR: ACADEMIA NACIONAL DE MEDICINA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**710.691**	**0**	**0**	**0**	**0**	0	**710.691**
407	01	00	00	Transferencias y donaciones corrientes internas	710.691	0	0	0	0	0	710.691
407	01	03	00	Transferencias corrientes internas al sector público	710.691	0	0	0	0	0	710.691
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	710.691	0	0	0	0	0	710.691
				Totales	**710.691**	**0**	**0**	**0**	**0**	0	**710.691**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.836.026.903

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 109999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DE EDIFICACIONES Y DOTACIONES EDUCATIVAS (FEDE)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 219.055.669

RESPONSABLE/EJECUTOR: FUNDACIÓN DE EDIFICACIONES Y DOTACIONES EDUCATIVAS (FEDE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**268.193.132**	**0**	**0**	**0**	**0**	0	**268.193.132**
407	01	00	00	Transferencias y donaciones corrientes internas	110.783.931	0	0	0	0	0	110.783.931
407	01	03	00	Transferencias corrientes internas al sector público	110.783.931	0	0	0	0	0	110.783.931
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	110.783.931	0	0	0	0	0	110.783.931
407	03	00	00	Transferencias y donaciones de capital internas	157.409.201	0	0	0	0	0	157.409.201
407	03	03	00	Transferencias de capital internas al sector público	157.409.201	0	0	0	0	0	157.409.201
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	157.409.201	0	0	0	0	0	157.409.201
				Totales	**268.193.132**	**0**	**0**	**0**	**0**	0	**268.193.132**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.836.026.903

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 109999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN CENTRO NACIONAL PARA EL MEJORAMIENTO DE LA ENSEÑANZA DE LA CIENCIA (CENAMEC)

UNIDAD DE MEDIDA: *BOLÍVAR*

META: 8.875.451

RESPONSABLE/EJECUTOR: FUNDACIÓN CENTRO NACIONAL PARA EL MEJORAMIENTO DE LA ENSEÑANZA DE LA CIENCIA (CENAMEC)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.875.451**	**0**	**0**	**0**	**0**	0	**8.875.451**
407	01	00	00	Transferencias y donaciones corrientes internas	8.875.451	0	0	0	0	0	8.875.451
407	01	03	00	Transferencias corrientes internas al sector público	8.875.451	0	0	0	0	0	8.875.451
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	8.875.451	0	0	0	0	0	8.875.451
				Totales	**8.875.451**	**0**	**0**	**0**	**0**	0	**8.875.451**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.836.026.903

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 109999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MEDIOS AUDIOVISUALES AL SERVICIO DE LA EDUCACIÓN (EDUMEDIA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 11.148.360

RESPONSABLE/EJECUTOR: ENTE FUNDACIÓN MEDIOS AUDIOVISUALES AL SERVICIO DE LA EDUCACIÓN (EDUMEDIA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.100.000**	**0**	**0**	**0**	**0**	0	**12.100.000**
407	01	00	00	Transferencias y donaciones corrientes internas	12.100.000	0	0	0	0	0	12.100.000
407	01	03	00	Transferencias corrientes internas al sector público	12.100.000	0	0	0	0	0	12.100.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	12.100.000	0	0	0	0	0	12.100.000
				Totales	**12.100.000**	**0**	**0**	**0**	**0**	0	**12.100.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.836.026.903

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 109999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN BOLIVARIANA DE INFORMÁTICA Y TELEMÁTICA (FUNDABIT)

UNIDAD DE MEDIDA: *BOLÍVAR*

META: 91.341.486

RESPONSABLE/EJECUTOR: FUNDACIÓN BOLIVARIANA DE INFORMÁTICA Y TELEMÁTICA (FUNDABIT)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**91.341.486**	**0**	**0**	**0**	**0**	0	**91.341.486**
407	01	00	00	Transferencias y donaciones corrientes internas	91.341.486	0	0	0	0	0	91.341.486
407	01	03	00	Transferencias corrientes internas al sector público	91.341.486	0	0	0	0	0	91.341.486
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	91.341.486	0	0	0	0	0	91.341.486
				Totales	**91.341.486**	**0**	**0**	**0**	**0**	0	**91.341.486**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.836.026.903

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 109999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN NACIONAL EL NIÑO SIMÓN

UNIDAD DE MEDIDA: BOLÍVAR **META:** 199.326.363

RESPONSABLE/EJECUTOR: FUNDACIÓN NACIONAL EL NIÑO SIMÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**199.326.363**	**0**	**0**	**0**	**0**	0	**199.326.363**
407	01	00	00	Transferencias y donaciones corrientes internas	199.326.363	0	0	0	0	0	199.326.363
407	01	03	00	Transferencias corrientes internas al sector público	199.326.363	0	0	0	0	0	199.326.363
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	199.326.363	0	0	0	0	0	199.326.363
				Totales	**199.326.363**	**0**	**0**	**0**	**0**	0	**199.326.363**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **PROYECTO:** 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.836.026.903

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 109999013 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA NACIONAL DE LA INGENIERÍA Y EL HÁBITAT

UNIDAD DE MEDIDA: *BOLÍVAR* **META:** 450.355

RESPONSABLE/EJECUTOR: ACADEMIA NACIONAL DE LA INGENIERÍA Y EL HÁBITAT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**450.355**	**0**	**0**	**0**	**0**	0	**450.355**
407	01	00	00	Transferencias y donaciones corrientes internas	450.355	0	0	0	0	0	450.355
407	01	03	00	Transferencias corrientes internas al sector público	450.355	0	0	0	0	0	450.355
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	450.355	0	0	0	0	0	450.355
				Totales	**450.355**	**0**	**0**	**0**	**0**	0	**450.355**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.836.026.903

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 109999014 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO DE PREVISIÓN Y ASISTENCIA SOCIAL PARA EL PERSONAL DEL MINISTERIO DE EDUCACIÓN (IPASME)

UNIDAD DE MEDIDA: BOLÍVAR

META: 663.920.654

RESPONSABLE/EJECUTOR: INSTITUTO DE PREVISIÓN Y ASISTENCIA SOCIAL PARA EL PERSONAL DEL MINISTERIO DE EDUCACIÓN (IPASME)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**663.920.654**	**0**	**0**	**0**	**0**	0	**663.920.654**
407	01	00	00	Transferencias y donaciones corrientes internas	663.920.654	0	0	0	0	0	663.920.654
407	01	03	00	Transferencias corrientes internas al sector público	663.920.654	0	0	0	0	0	663.920.654
407	01	03	04	Transferencias corrientes a instituciones de protección social	663.920.654	0	0	0	0	0	663.920.654
				Totales	**663.920.654**	**0**	**0**	**0**	**0**	0	**663.920.654**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

PROYECTO: 109999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.836.026.903

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 109999015 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN COLOMBEIA

UNIDAD DE MEDIDA: BOLÍVAR

META: 34.445.919

RESPONSABLE/EJECUTOR: FUNDACIÓN COLOMBEIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**34.445.919**	**0**	**0**	**0**	**0**	0	**34.445.919**
407	01	00	00	Transferencias y donaciones corrientes internas	34.445.919	0	0	0	0	0	34.445.919
407	01	03	00	Transferencias corrientes internas al sector público	34.445.919	0	0	0	0	0	34.445.919
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	34.445.919	0	0	0	0	0	34.445.919
				Totales	**34.445.919**	**0**	**0**	**0**	**0**	0	**34.445.919**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.770.046.928**	**0**	**0**	**1.070.135.715**	**0**	**0**	**2.840.182.643**
401	01	00	00	Sueldos, salarios y otras retribuciones	279.552.319	0	0	0	0	0	279.552.319
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	129.035.163	0	0	0	0	0	129.035.163
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	2.499.310	0	0	0	0	0	2.499.310
401	01	03	00	Suplencias a empleados	16.935.584	0	0	0	0	0	16.935.584
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	122.084.067	0	0	0	0	0	122.084.067
401	01	13	00	Suplencias a obreros	7.753.527	0	0	0	0	0	7.753.527
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	59.000	0	0	0	0	0	59.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	12.618	0	0	0	0	0	12.618
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.160.580	0	0	0	0	0	1.160.580
401	01	99	00	Otras retribuciones	12.470	0	0	0	0	0	12.470
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	38.242.197	0	0	0	0	0	38.242.197
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	19.466.454	0	0	0	0	0	19.466.454
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	18.775.743	0	0	0	0	0	18.775.743
401	03	00	00	Primas	64.656.312	0	0	0	0	0	64.656.312
401	03	01	00	Primas por mérito a empleados	4.365.668	0	0	0	0	0	4.365.668
401	03	02	00	Primas de transporte a empleados	15.590.150	0	0	0	0	0	15.590.150
401	03	08	00	Primas de profesionalización a empleados	6.887.475	0	0	0	0	0	6.887.475
401	03	09	00	Primas por antigüedad a empleados	15.153.853	0	0	0	0	0	15.153.853
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.457.264	0	0	0	0	0	4.457.264
401	03	16	00	Primas por mérito a obreros	147.423	0	0	0	0	0	147.423
401	03	19	00	Primas por hijos de obreros	302	0	0	0	0	0	302
401	03	21	00	Primas por antigüedad a obreros	294.229	0	0	0	0	0	294.229
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	13.599	0	0	0	0	0	13.599
401	03	47	00	Primas al personal de alto nivel y de dirección	1.563.954	0	0	0	0	0	1.563.954
401	03	97	00	Otras primas a empleados	15.904.850	0	0	0	0	0	15.904.850
401	03	98	00	Otras primas a obreros	277.545	0	0	0	0	0	277.545
401	04	00	00	Complementos de sueldos y salarios	165.397.464	0	0	0	0	0	165.397.464
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.766.512	0	0	0	0	0	2.766.512
401	04	02	00	Complemento a empleados por trabajo nocturno	15.712	0	0	0	0	0	15.712
401	04	03	00	Complemento a empleados por gastos de alimentación	1.821.232	0	0	0	0	0	1.821.232
401	04	04	00	Complemento a empleados por gastos de transporte	39.000	0	0	0	0	0	39.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	84.444.824	0	0	0	0	0	84.444.824
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.565.365	0	0	0	0	0	1.565.365
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	202.662	0	0	0	0	0	202.662
401	04	16	00	Complemento a obreros por gastos de alimentación	701.916	0	0	0	0	0	701.916
401	04	18	00	Bono compensatorio de alimentación a obreros	73.147.338	0	0	0	0	0	73.147.338
401	04	19	00	Bono compensatorio de transporte a obreros	97.452	0	0	0	0	0	97.452
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	434.347	0	0	0	0	0	434.347
401	04	25	00	Complemento al personal contratado por gastos de alimentación	161.104	0	0	0	0	0	161.104
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	57.514.554	0	0	0	0	0	57.514.554
401	05	03	00	Bono vacacional a empleados	30.364.491	0	0	0	0	0	30.364.491
401	05	06	00	Bono vacacional a obreros	26.388.261	0	0	0	0	0	26.388.261
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.953	0	0	0	0	0	14.953
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	746.849	0	0	0	0	0	746.849
401	06	00	00	Aportes patronales y legales	50.060.688	0	0	0	0	0	50.060.688
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	50.060.688	0	0	0	0	0	50.060.688
401	07	00	00	Asistencia socio-económica	1.080.985.614	0	0	1.070.135.715	0	0	2.151.121.329
401	07	01	00	Capacitación y adiestramiento a empleados	189.000	0	0	0	0	0	189.000
401	07	02	00	Becas a empleados	4.000.000	0	0	0	0	0	4.000.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	831.744.824	0	0	831.744.825	0	0	1.663.489.649
401	07	18	00	Becas a obreros	4.000.000	0	0	0	0	0	4.000.000
401	07	19	00	Ayudas por matrimonio de obreros	6.500	0	0	0	0	0	6.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.700	0	0	0	0	0	2.700
401	07	21	00	Ayudas por defunción a obreros	3.900	0	0	0	0	0	3.900
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.647.800	0	0	0	0	0	2.647.800
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	238.390.890	0	0	238.390.890	0	0	476.781.780
401	08	00	00	Prestaciones sociales e indemnizaciones	33.637.780	0	0	0	0	0	33.637.780
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	20.004.740	0	0	0	0	0	20.004.740
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	6.821.615	0	0	0	0	0	6.821.615
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.811.425	0	0	0	0	0	6.811.425
403	**00**	**00**	**00**	**Servicios no personales**	**1.945.776**	**0**	**0**	**0**	**0**	**0**	**1.945.776**
403	10	00	00	Servicios profesionales y técnicos	1.945.776	0	0	0	0	0	1.945.776
403	10	07	00	Servicios de capacitación y adiestramiento	1.945.776	0	0	0	0	0	1.945.776

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**1.771.992.704**	**0**	**0**	**1.070.135.715**	**0**	**0**	**2.842.128.419**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 100001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.770.046.928**	**0**	**0**	**1.070.135.715**	**0**	**0**	**2.840.182.643**
401	01	00	00	Sueldos, salarios y otras retribuciones	279.552.319	0	0	0	0	0	279.552.319
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	129.035.163	0	0	0	0	0	129.035.163
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	2.499.310	0	0	0	0	0	2.499.310
401	01	03	00	Suplencias a empleados	16.935.584	0	0	0	0	0	16.935.584
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	122.084.067	0	0	0	0	0	122.084.067
401	01	13	00	Suplencias a obreros	7.753.527	0	0	0	0	0	7.753.527
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	59.000	0	0	0	0	0	59.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	12.618	0	0	0	0	0	12.618
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.160.580	0	0	0	0	0	1.160.580
401	01	99	00	Otras retribuciones	12.470	0	0	0	0	0	12.470
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	38.242.197	0	0	0	0	0	38.242.197
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	19.466.454	0	0	0	0	0	19.466.454
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	18.775.743	0	0	0	0	0	18.775.743
401	03	00	00	Primas	64.656.312	0	0	0	0	0	64.656.312
401	03	01	00	Primas por mérito a empleados	4.365.668	0	0	0	0	0	4.365.668
401	03	02	00	Primas de transporte a empleados	15.590.150	0	0	0	0	0	15.590.150
401	03	08	00	Primas de profesionalización a empleados	6.887.475	0	0	0	0	0	6.887.475
401	03	09	00	Primas por antigüedad a empleados	15.153.853	0	0	0	0	0	15.153.853
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.457.264	0	0	0	0	0	4.457.264
401	03	16	00	Primas por mérito a obreros	147.423	0	0	0	0	0	147.423
401	03	19	00	Primas por hijos de obreros	302	0	0	0	0	0	302
401	03	21	00	Primas por antigüedad a obreros	294.229	0	0	0	0	0	294.229
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	13.599	0	0	0	0	0	13.599
401	03	47	00	Primas al personal de alto nivel y de dirección	1.563.954	0	0	0	0	0	1.563.954
401	03	97	00	Otras primas a empleados	15.904.850	0	0	0	0	0	15.904.850
401	03	98	00	Otras primas a obreros	277.545	0	0	0	0	0	277.545

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 100001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	00	00	Complementos de sueldos y salarios	165.397.464	0	0	0	0	0	165.397.464
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.766.512	0	0	0	0	0	2.766.512
401	04	02	00	Complemento a empleados por trabajo nocturno	15.712	0	0	0	0	0	15.712
401	04	03	00	Complemento a empleados por gastos de alimentación	1.821.232	0	0	0	0	0	1.821.232
401	04	04	00	Complemento a empleados por gastos de transporte	39.000	0	0	0	0	0	39.000
401	04	08	00	Bono compensatorio de alimentación a empleados	84.444.824	0	0	0	0	0	84.444.824
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.565.365	0	0	0	0	0	1.565.365
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	202.662	0	0	0	0	0	202.662
401	04	16	00	Complemento a obreros por gastos de alimentación	701.916	0	0	0	0	0	701.916
401	04	18	00	Bono compensatorio de alimentación a obreros	73.147.338	0	0	0	0	0	73.147.338
401	04	19	00	Bono compensatorio de transporte a obreros	97.452	0	0	0	0	0	97.452
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	434.347	0	0	0	0	0	434.347
401	04	25	00	Complemento al personal contratado por gastos de alimentación	161.104	0	0	0	0	0	161.104
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	57.514.554	0	0	0	0	0	57.514.554
401	05	03	00	Bono vacacional a empleados	30.364.491	0	0	0	0	0	30.364.491
401	05	06	00	Bono vacacional a obreros	26.388.261	0	0	0	0	0	26.388.261
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.953	0	0	0	0	0	14.953
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	746.849	0	0	0	0	0	746.849
401	06	00	00	Aportes patronales y legales	50.060.688	0	0	0	0	0	50.060.688
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	50.060.688	0	0	0	0	0	50.060.688
401	07	00	00	Asistencia socio-económica	1.080.985.614	0	0	1.070.135.715	0	0	2.151.121.329
401	07	01	00	Capacitación y adiestramiento a empleados	189.000	0	0	0	0	0	189.000
401	07	02	00	Becas a empleados	4.000.000	0	0	0	0	0	4.000.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	831.744.824	0	0	831.744.825	0	0	1.663.489.649
401	07	18	00	Becas a obreros	4.000.000	0	0	0	0	0	4.000.000
401	07	19	00	Ayudas por matrimonio de obreros	6.500	0	0	0	0	0	6.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.700	0	0	0	0	0	2.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 100001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	21	00	Ayudas por defunción a obreros	3.900	0	0	0	0	0	3.900
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	2.647.800	0	0	0	0	0	2.647.800
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	238.390.890	0	0	238.390.890	0	0	476.781.780
401	08	00	00	Prestaciones sociales e indemnizaciones	33.637.780	0	0	0	0	0	33.637.780
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	20.004.740	0	0	0	0	0	20.004.740
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	6.821.615	0	0	0	0	0	6.821.615
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.811.425	0	0	0	0	0	6.811.425
403	**00**	**00**	**00**	**Servicios no personales**	**1.945.776**	**0**	**0**	**0**	**0**	**0**	**1.945.776**
403	10	00	00	Servicios profesionales y técnicos	1.945.776	0	0	0	0	0	1.945.776
403	10	07	00	Servicios de capacitación y adiestramiento	1.945.776	0	0	0	0	0	1.945.776
				Totales	**1.771.992.704**	**0**	**0**	**1.070.135.715**	**0**	**0**	**2.842.128.419**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**112.748.157**	**0**	**0**	**0**	**0**	**0**	**112.748.157**
402	01	00	00	Productos alimenticios y agropecuarios	22.401.955	0	0	0	0	0	22.401.955
402	01	01	00	Alimentos y bebidas para personas	22.319.182	0	0	0	0	0	22.319.182
402	01	02	00	Alimentos para animales	17.470	0	0	0	0	0	17.470
402	01	03	00	Productos agrícolas y pecuarios	65.303	0	0	0	0	0	65.303
402	02	00	00	Productos de minas, canteras y yacimientos	55.129	0	0	0	0	0	55.129
402	02	02	00	Petróleo crudo y gas natural	9.070	0	0	0	0	0	9.070
402	02	04	00	Mineral no ferroso	10.625	0	0	0	0	0	10.625
402	02	05	00	Piedra, arcilla, arena y tierra	35.434	0	0	0	0	0	35.434
402	03	00	00	Textiles y vestuarios	4.806.492	0	0	0	0	0	4.806.492
402	03	01	00	Textiles	619.298	0	0	0	0	0	619.298
402	03	02	00	Prendas de vestir	3.551.721	0	0	0	0	0	3.551.721
402	03	03	00	Calzados	600.272	0	0	0	0	0	600.272
402	03	99	00	Otros productos textiles y vestuarios	35.201	0	0	0	0	0	35.201
402	04	00	00	Productos de cuero y caucho	1.019.009	0	0	0	0	0	1.019.009
402	04	01	00	Cueros y pieles	98.503	0	0	0	0	0	98.503
402	04	02	00	Productos de cuero y sucedáneos del cuero	46.886	0	0	0	0	0	46.886
402	04	03	00	Cauchos y tripas para vehículos	873.620	0	0	0	0	0	873.620
402	05	00	00	Productos de papel, cartón e impresos	28.215.934	0	0	0	0	0	28.215.934
402	05	01	00	Pulpa de madera, papel y cartón	2.776.368	0	0	0	0	0	2.776.368
402	05	02	00	Envases y cajas de papel y cartón	1.313.720	0	0	0	0	0	1.313.720
402	05	03	00	Productos de papel y cartón para oficina	12.974.999	0	0	0	0	0	12.974.999
402	05	04	00	Libros, revistas y periódicos	1.689.593	0	0	0	0	0	1.689.593
402	05	05	00	Material de enseñanza	2.151.877	0	0	0	0	0	2.151.877
402	05	06	00	Productos de papel y cartón para computación	1.433.833	0	0	0	0	0	1.433.833
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.565.806	0	0	0	0	0	5.565.806
402	05	99	00	Otros productos de pulpa, papel y cartón	309.738	0	0	0	0	0	309.738
402	06	00	00	Productos químicos y derivados	15.812.545	0	0	0	0	0	15.812.545
402	06	01	00	Sustancias químicas y de uso industrial	113.841	0	0	0	0	0	113.841
402	06	02	00	Abonos, plaguicidas y otros	247.138	0	0	0	0	0	247.138
402	06	03	00	Tintas, pinturas y colorantes	11.729.389	0	0	0	0	0	11.729.389
402	06	04	00	Productos farmacéuticos y medicamentos	820.770	0	0	0	0	0	820.770
402	06	05	00	Productos de tocador	38.828	0	0	0	0	0	38.828

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	779.322	0	0	0	0	0	779.322
402	06	07	00	Productos diversos derivados del petróleo y del carbón	10.350	0	0	0	0	0	10.350
402	06	08	00	Productos plásticos	1.922.939	0	0	0	0	0	1.922.939
402	06	99	00	Otros productos de la industria química y conexos	149.968	0	0	0	0	0	149.968
402	07	00	00	Productos minerales no metálicos	1.184.502	0	0	0	0	0	1.184.502
402	07	01	00	Productos de barro, loza y porcelana	22.217	0	0	0	0	0	22.217
402	07	02	00	Vidrios y productos de vidrio	890.980	0	0	0	0	0	890.980
402	07	03	00	Productos de arcilla para construcción	98.451	0	0	0	0	0	98.451
402	07	04	00	Cemento, cal y yeso	170.230	0	0	0	0	0	170.230
402	07	99	00	Otros productos minerales no metálicos	2.624	0	0	0	0	0	2.624
402	08	00	00	Productos metálicos	4.424.573	0	0	0	0	0	4.424.573
402	08	01	00	Productos primarios de hierro y acero	160.682	0	0	0	0	0	160.682
402	08	02	00	Productos de metales no ferrosos	13.036	0	0	0	0	0	13.036
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.867.709	0	0	0	0	0	1.867.709
402	08	04	00	Productos metálicos estructurales	79.499	0	0	0	0	0	79.499
402	08	07	00	Material de señalamiento	282.983	0	0	0	0	0	282.983
402	08	08	00	Material de educación	276.427	0	0	0	0	0	276.427
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.131.320	0	0	0	0	0	1.131.320
402	08	10	00	Repuestos y accesorios para otros equipos	597.877	0	0	0	0	0	597.877
402	08	99	00	Otros productos metálicos	15.040	0	0	0	0	0	15.040
402	09	00	00	Productos de madera	453.630	0	0	0	0	0	453.630
402	09	01	00	Productos primarios de madera	231.144	0	0	0	0	0	231.144
402	09	02	00	Muebles y accesorios de madera para edificaciones	173.619	0	0	0	0	0	173.619
402	09	99	00	Otros productos de madera	48.867	0	0	0	0	0	48.867
402	10	00	00	Productos varios y útiles diversos	31.655.865	0	0	0	0	0	31.655.865
402	10	01	00	Artículos de deporte, recreación y juguetes	2.796.391	0	0	0	0	0	2.796.391
402	10	02	00	Materiales y útiles de limpieza y aseo	4.792.445	0	0	0	0	0	4.792.445
402	10	03	00	Utensilios de cocina y comedor	387.835	0	0	0	0	0	387.835
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	969.947	0	0	0	0	0	969.947
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	9.062.434	0	0	0	0	0	9.062.434
402	10	06	00	Condecoraciones, ofrendas y similares	1.132.119	0	0	0	0	0	1.132.119
402	10	07	00	Productos de seguridad en el trabajo	647.383	0	0	0	0	0	647.383
402	10	08	00	Materiales para equipos de computación	6.768.347	0	0	0	0	0	6.768.347

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	09	00	Especies timbradas y valores	35.877	0	0	0	0	0	35.877
402	10	10	00	Útiles religiosos	5.225	0	0	0	0	0	5.225
402	10	11	00	Materiales eléctricos	2.820.191	0	0	0	0	0	2.820.191
402	10	12	00	Materiales para instalaciones sanitarias	1.311.619	0	0	0	0	0	1.311.619
402	10	13	00	Materiales fotográficos	352.594	0	0	0	0	0	352.594
402	10	99	00	Otros productos y útiles diversos	573.458	0	0	0	0	0	573.458
402	99	00	00	Otros materiales y suministros	2.718.523	0	0	0	0	0	2.718.523
402	99	01	00	Otros materiales y suministros	2.718.523	0	0	0	0	0	2.718.523
403	**00**	**00**	**00**	**Servicios no personales**	**374.152.355**	**0**	**0**	**0**	**0**	**0**	**374.152.355**
403	01	00	00	Alquileres de inmuebles	2.097.223	0	0	0	0	0	2.097.223
403	01	01	00	Alquileres de edificios y locales	1.398.146	0	0	0	0	0	1.398.146
403	01	02	00	Alquileres de instalaciones culturales y recreativas	699.077	0	0	0	0	0	699.077
403	02	00	00	Alquileres de maquinaria y equipos	1.617.765	0	0	0	0	0	1.617.765
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	21	0	0	0	0	0	21
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.372.337	0	0	0	0	0	1.372.337
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	163.500	0	0	0	0	0	163.500
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	23.128	0	0	0	0	0	23.128
403	02	99	00	Alquileres de otras maquinaria y equipos	58.779	0	0	0	0	0	58.779
403	03	00	00	Derechos sobre bienes intangibles	150.000	0	0	0	0	0	150.000
403	03	03	00	Paquetes y programas de computación	150.000	0	0	0	0	0	150.000
403	04	00	00	Servicios básicos	214.691.522	0	0	0	0	0	214.691.522
403	04	01	00	Electricidad	26.712	0	0	0	0	0	26.712
403	04	03	00	Agua	1.908	0	0	0	0	0	1.908
403	04	04	00	Teléfonos	4.630.471	0	0	0	0	0	4.630.471
403	04	05	00	Servicio de comunicaciones	210.032.431	0	0	0	0	0	210.032.431
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	147.657	0	0	0	0	0	147.657
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	147.657	0	0	0	0	0	147.657
403	06	00	00	Servicios de transporte y almacenaje	9.524.674	0	0	0	0	0	9.524.674
403	06	01	00	Fletes y embalajes	9.184.534	0	0	0	0	0	9.184.534
403	06	02	00	Almacenaje	4.600	0	0	0	0	0	4.600
403	06	03	00	Estacionamiento	110.304	0	0	0	0	0	110.304
403	06	04	00	Peaje	21.596	0	0	0	0	0	21.596

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	203.640	0	0	0	0	0	203.640
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.253.635	0	0	0	0	0	15.253.635
403	07	01	00	Publicidad y propaganda	6.055.004	0	0	0	0	0	6.055.004
403	07	02	00	Imprenta y reproducción	6.549.068	0	0	0	0	0	6.549.068
403	07	03	00	Relaciones sociales	1.002.610	0	0	0	0	0	1.002.610
403	07	04	00	Avisos	1.646.953	0	0	0	0	0	1.646.953
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	11.670.801	0	0	0	0	0	11.670.801
403	08	01	00	Primas y gastos de seguros	11.114.764	0	0	0	0	0	11.114.764
403	08	02	00	Comisiones y gastos bancarios	556.037	0	0	0	0	0	556.037
403	09	00	00	Viáticos y pasajes	18.758.695	0	0	0	0	0	18.758.695
403	09	01	00	Viáticos y pasajes dentro del país	17.127.176	0	0	0	0	0	17.127.176
403	09	02	00	Viáticos y pasajes fuera del país	1.298.487	0	0	0	0	0	1.298.487
403	09	03	00	Asignación por kilómetros recorridos	333.032	0	0	0	0	0	333.032
403	10	00	00	Servicios profesionales y técnicos	3.744.932	0	0	0	0	0	3.744.932
403	10	01	00	Servicios jurídicos	5.250	0	0	0	0	0	5.250
403	10	02	00	Servicios de contabilidad y auditoría	5.120	0	0	0	0	0	5.120
403	10	03	00	Servicios de procesamiento de datos	622.899	0	0	0	0	0	622.899
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	51.504	0	0	0	0	0	51.504
403	10	09	00	Servicios de lavandería y tintorería	3.000	0	0	0	0	0	3.000
403	10	10	00	Servicios de vigilancia	33.900	0	0	0	0	0	33.900
403	10	11	00	Servicios para la elaboración y suministro de comida	128.275	0	0	0	0	0	128.275
403	10	99	00	Otros servicios profesionales y técnicos	2.894.984	0	0	0	0	0	2.894.984
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.633.108	0	0	0	0	0	9.633.108
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	209.526	0	0	0	0	0	209.526
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.975.937	0	0	0	0	0	4.975.937
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	76.496	0	0	0	0	0	76.496
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	379.938	0	0	0	0	0	379.938
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	45.050	0	0	0	0	0	45.050
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	31.104	0	0	0	0	0	31.104
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.800.234	0	0	0	0	0	3.800.234
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	114.823	0	0	0	0	0	114.823

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	3.157.233	0	0	0	0	0	3.157.233
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.063.375	0	0	0	0	0	3.063.375
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	93.858	0	0	0	0	0	93.858
403	15	00	00	Servicios fiscales	1.916	0	0	0	0	0	1.916
403	15	02	00	Tasas y otros derechos obligatorios	1.916	0	0	0	0	0	1.916
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.272.487	0	0	0	0	0	3.272.487
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.272.487	0	0	0	0	0	3.272.487
403	18	00	00	Impuestos indirectos	79.707.933	0	0	0	0	0	79.707.933
403	18	01	00	Impuesto al valor agregado	79.707.933	0	0	0	0	0	79.707.933
403	99	00	00	Otros servicios no personales	722.774	0	0	0	0	0	722.774
403	99	01	00	Otros servicios no personales	722.774	0	0	0	0	0	722.774
404	**00**	**00**	**00**	**Activos reales**	**10.296.922**	**0**	**0**	**0**	**0**	**0**	**10.296.922**
404	01	00	00	Repuestos y reparaciones mayores	1.141.540	0	0	0	0	0	1.141.540
404	01	01	00	Repuestos mayores	429.308	0	0	0	0	0	429.308
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	0	100.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	329.308	0	0	0	0	0	329.308
404	01	02	00	Reparaciones mayores de maquinaria y equipos	712.232	0	0	0	0	0	712.232
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	81.432	0	0	0	0	0	81.432
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	367.200	0	0	0	0	0	367.200
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	263.600	0	0	0	0	0	263.600
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.672.406	0	0	0	0	0	1.672.406
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	300.000	0	0	0	0	0	300.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	935.320	0	0	0	0	0	935.320
404	03	05	00	Maquinaria y equipos industriales y de taller	61.270	0	0	0	0	0	61.270
404	03	06	00	Maquinaria y equipos de energía	300.000	0	0	0	0	0	300.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	75.816	0	0	0	0	0	75.816
404	04	00	00	Equipos de transporte, tracción y elevación	485.224	0	0	0	0	0	485.224
404	04	01	00	Vehículos automotores terrestres	289.224	0	0	0	0	0	289.224
404	04	03	00	Equipos marítimos de transporte	196.000	0	0	0	0	0	196.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	32.291	0	0	0	0	0	32.291
404	05	01	00	Equipos de telecomunicaciones	32.291	0	0	0	0	0	32.291
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	3.000.000	0	0	0	0	0	3.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	06	00	Instrumentos musicales y equipos de audio	3.000.000	0	0	0	0	0	3.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.883.104	0	0	0	0	0	3.883.104
404	09	01	00	Mobiliario y equipos de oficina	1.409.630	0	0	0	0	0	1.409.630
404	09	02	00	Equipos de computación	920.490	0	0	0	0	0	920.490
404	09	03	00	Mobiliario y equipos de alojamiento	1.520.212	0	0	0	0	0	1.520.212
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	32.772	0	0	0	0	0	32.772
404	99	00	00	Otros activos reales	82.357	0	0	0	0	0	82.357
404	99	01	00	Otros activos reales	82.357	0	0	0	0	0	82.357
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.069.904.933**	**0**	**0**	**0**	**0**	**0**	**2.069.904.933**
407	01	00	00	Transferencias y donaciones corrientes internas	2.068.111.708	0	0	0	0	0	2.068.111.708
407	01	01	00	Transferencias corrientes internas al sector privado	1.501.199.117	0	0	0	0	0	1.501.199.117
407	01	01	03	Becas escolares	79.752.000	0	0	0	0	0	79.752.000
407	01	01	70	Subsidios educacionales al sector privado	1.364.005.187	0	0	0	0	0	1.364.005.187
407	01	01	72	Subsidios culturales al sector privado	47.875.738	0	0	0	0	0	47.875.738
407	01	01	73	Subsidios a instituciones benéficas privadas	9.566.192	0	0	0	0	0	9.566.192
407	01	02	00	Donaciones corrientes internas al sector privado	160.000	0	0	0	0	0	160.000
407	01	02	01	Donaciones corrientes a personas	160.000	0	0	0	0	0	160.000
407	01	03	00	Transferencias corrientes internas al sector público	566.752.591	0	0	0	0	0	566.752.591
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	372.519.192	0	0	0	0	0	372.519.192
407	01	03	04	Transferencias corrientes a instituciones de protección social	194.233.399	0	0	0	0	0	194.233.399
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.793.225	0	0	0	0	0	1.793.225
407	02	01	00	Transferencias corrientes al exterior	1.793.225	0	0	0	0	0	1.793.225
407	02	01	04	Transferencias corrientes a organismos internacionales	1.793.225	0	0	0	0	0	1.793.225
411	**00**	**00**	**00**	**Disminución de pasivos**	**4.214.898**	**0**	**0**	**0**	**0**	**0**	**4.214.898**
411	11	00	00	Obligaciones de ejercicios anteriores	4.214.898	0	0	0	0	0	4.214.898
411	11	04	00	Compromisos pendientes de ejercicios anteriores	4.214.898	0	0	0	0	0	4.214.898
				Totales	**2.571.317.265**	**0**	**0**	**0**	**0**	**0**	**2.571.317.265**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	***00***	***00***	***00***	**Transferencias y donaciones**	**1.989.992.933**	**0**	**0**	**0**	**0**	**0**	**1.989.992.933**
407	01	00	00	Transferencias y donaciones corrientes internas	1.988.199.708	0	0	0	0	0	1.988.199.708
407	01	01	00	Transferencias corrientes internas al sector privado	1.421.447.117	0	0	0	0	0	1.421.447.117
407	01	01	70	Subsidios educacionales al sector privado	1.364.005.187	0	0	0	0	0	1.364.005.187
				- S0063 Asociación Civil la Escuela es el Barrio el Golfito Cabimas, Zulia.	576.355	0	0	0	0	0	576.355
				- S0672 Fundación Peter Alexander para Niños Autistas del Zulia (FUPANAZ)	78.000	0	0	0	0	0	78.000
				- S1040 Convenio ME - AVEC	1.308.353.383	0	0	0	0	0	1.308.353.383
				- S1041 Planteles no Afiliados al Convenio	3.426.128	0	0	0	0	0	3.426.128
				- S1311 Asociación Civil Unidad Educativa Colegio Adventista Yaritagua	50.000	0	0	0	0	0	50.000
				- S1451 Instituto Venezolano de Capacitación Profesional de la Iglesia	45.000.000	0	0	0	0	0	45.000.000
				- S1525 Asociación Civil del Ministerio de Educación, Cultura y Deportes (ASOCIMECD)	1.487.868	0	0	0	0	0	1.487.868
				- S1541 Fundación Latinoamericana por los Derechos Humanos y el Desarrollo Social (Fundalatin)	232.424	0	0	0	0	0	232.424
				- S1572 Fundación Jóvenes Indígenas del Internado Madre Mazzarello, Municipio Autónomo Atures del Estado Amazonas	23.400	0	0	0	0	0	23.400
				- S1573 Unidad Educativa "Simón Rodríguez", Municipio Juan Antonio Sotillo del Estado Anzoátegui	18.720	0	0	0	0	0	18.720
				- S1574 Asociación Civil Unidad Educativa Santa Eulalia, Municipio Bolívar del Estado Anzoátegui	21.840	0	0	0	0	0	21.840
				- S1575 Unidad Educativa Virgen de Betania, Municipio Biruaca del Estado Apure	61.776	0	0	0	0	0	61.776
				- S1576 Centro de Capacitación Comercial y Administrativa Elorza, Municipio Rómulo Gallegos del Estado Apure	70.200	0	0	0	0	0	70.200
				- S1577 Unidad Educativa Escuela Básica Privada Simón Rodríguez, Municipio Girardot del Estado Aragua	29.203	0	0	0	0	0	29.203
				- S1578 Escuela Básica Bolivariana, Municipio Libertador del Estado Aragua	31.075	0	0	0	0	0	31.075
				- S1579 Unidad Educativa Básica Bartolomé Salom, Municipio Girardot del Estado Aragua	33.564	0	0	0	0	0	33.564
				- S1580 Unidad Educativa Colegio Bicentenario 2, Municipio Santiago Mariño del Estado Aragua	38.918	0	0	0	0	0	38.918
				- S1585 Asociación Civil Congregación Hermanas Agustinas, Municipio Girardot del Estado Aragua	18.720	0	0	0	0	0	18.720
				- S1586 Unidad Educativa Privada Casa de Dios, Municipio Girardot del Estado Aragua	41.184	0	0	0	0	0	41.184
				- S1587 Unidad Educativa Juan Pablo II, Municipio Bolívar del Estado Barinas	49.420	0	0	0	0	0	49.420
				- S1589 Hogar Sagrada Familia Hermanas Bethelmitas, Municipio Antonio José de Sucre del Estado Barinas	18.720	0	0	0	0	0	18.720
				- S1590 Asociación Civil Educativa Tomas de Heres, Municipio Cedeño del Estado Bolívar	18.720	0	0	0	0	0	18.720

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- S1591 Unidad Educativa Colegio "Vicente Emilio Sojo", Municipio Cedeño del Estado Bolívar	29.240	0	0	0	0	0	29.240
				- S1593 Congregación Hermanas Franciscanas del Sagrado Corazón de Jesús - Misión Santa T. de Kanavayen, Municipio Gran Sabana del Estado Bolívar	18.720	0	0	0	0	0	18.720
				- S1594 Unidad Educativa San Juan Bautista, Municipio Cedeño del Estado Bolívar	31.200	0	0	0	0	0	31.200
				- S1595 Unidad Educativa Colegio San Pedro y San Pablo, Municipio El Callao del Estado Bolívar	32.112	0	0	0	0	0	32.112
				- S1598 Unidad Educativa Dr. Salvador Feo La Cruz, Municipio Carlos Arvelo del Estado Carabobo	78.000	0	0	0	0	0	78.000
				- S1600 Unidad Educativa Ezequiel Zamora, Municipio Tinaco del Estado Cojedes	20.077	0	0	0	0	0	20.077
				- S1601 Unidad Educativa Miguel Palao Rico, Municipio San Carlos del Estado Cojedes	78.000	0	0	0	0	0	78.000
				- S1605 Preescolar Asistencial Virgen de Altagracia, Municipio Libertador del Distrito Capital	33.321	0	0	0	0	0	33.321
				- S1606 Unidad Educativa Evangélica Arco de Triunfo, Municipio Libertador del Distrito Capital	26.395	0	0	0	0	0	26.395
				- S1607 Asociación Civil Colegio Agramonte, Municipio Libertador del Distrito Capital	31.824	0	0	0	0	0	31.824
				- S1609 Instituto Psicopedagógico El Ávila A.C..	50.544	0	0	0	0	0	50.544
				- S1611 Unidad Educativa Privada Miguel Ángel, Municipio Libertador del Distrito Capital	22.144	0	0	0	0	0	22.144
				- S1614 Amigos del Instituto Vista Alegre, Municipio Libertador del Distrito Capital	24.710	0	0	0	0	0	24.710
				- S1615 Asociación Civil de Educación Integral San Benito, Municipio Libertador del Distrito Capital	11.100	0	0	0	0	0	11.100
				- S1616 Asociación Civil Unidad Educativa "Colegio Rey Jesús", Municipio Libertador del Distrito Capital	35.006	0	0	0	0	0	35.006
				- S1618 Unidad Educativa "Adventista Carapita", Municipio Libertador del Distrito Capital	20.872	0	0	0	0	0	20.872
				- S1621 Fondo Editorial para el Desarrollo de la Educación Superior (F.E.D.E.S.), Municipio Libertador del Distrito Capital	4.212	0	0	0	0	0	4.212
				- S1622 Fundación Mevorah Florentín, Municipio Libertador del Distrito Capital	18.720	0	0	0	0	0	18.720
				- S1623 Casa Hogar Divino Niño, Municipio Libertador del Distrito Capital	14.976	0	0	0	0	0	14.976
				- S1624 Fundación Atención Integral Juvenil - FUNDAINIL, Municipio Libertador del Distrito Capital	14.040	0	0	0	0	0	14.040
				- S1625 Preescolar "Vicente Salias", Municipio Libertador del Distrito Capital	42.064	0	0	0	0	0	42.064
				- S1626 Colegio "El Centauro de los Llanos", Municipio Libertador del Distrito Capital	28.572	0	0	0	0	0	28.572
				- S1627 Preescolar "El Principio de la Sabiduría", Municipio Libertador del Distrito Capital	28.572	0	0	0	0	0	28.572
				- S1628 Preescolar "Virgen del Rosario", Municipio Libertador del Distrito Capital	28.572	0	0	0	0	0	28.572

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- S1629 Comisión Servicio Social Internacional, Municipio Libertador del Distrito Capital	60.028	0	0	0	0	0	60.028
				- S1630 Unidad Educativa Integral Fermín Toro, Municipio Libertador del Distrito Capital	28.572	0	0	0	0	0	28.572
				- S1631 Fundación La Nueva Esperanza, Municipio Libertador del Distrito Capital	14.976	0	0	0	0	0	14.976
				- S1635 Unidad Educativa César Rengifo, Municipio Libertador del Distrito Capital	28.080	0	0	0	0	0	28.080
				- S1638 Unidad Educativa Instituto República, Municipio Miranda del Estado Falcón	31.075	0	0	0	0	0	31.075
				- S1640 Unidad Educativa Nuestra Señora de Guadalupe, Municipio Miranda del Estado Falcón	30.381	0	0	0	0	0	30.381
				- S1641 Unidad Educativa Colegio Sagrada Familia, Municipio Carirubano, Estado Falcón	33.246	0	0	0	0	0	33.246
				- S1642 Unidad Educativa Colegio "Monseñor Ramón de Jesús Loreto Rodríguez", Municipio Francisco de Miranda del Estado Guárico	51.061	0	0	0	0	0	51.061
				- S1643 Unidad Educativa "Don Prospero Infante", Municipio José Tadeo Monagas del Estado Guárico	48.278	0	0	0	0	0	48.278
				- S1644 Unidad Educativa Colegio "Dr. Roberto Vargas", Municipio Ortiz del Estado Guárico	48.278	0	0	0	0	0	48.278
				- S1645 Unidad Educativa Colegio "La Milagrosa", Municipio Iribarren del Estado Lara	40.809	0	0	0	0	0	40.809
				- S1646 Colegio Libertador, Municipio Torres del Estado Lara	40.809	0	0	0	0	0	40.809
				- S1647 Unidad Educativa Colegio Carora, Municipio Torres del Estado Lara	40.809	0	0	0	0	0	40.809
				- S1649 Unidad Educativa Instituto "Santa Ana", Municipio Iribarren del Estado Lara	43.149	0	0	0	0	0	43.149
				- S1652 Asociación Musical de Sanare "Daniel Ortiz", Municipio Jiménez del Estado Lara	28.080	0	0	0	0	0	28.080
				- S1653 Preescolar La Pastora Dávila, Municipio Iribarren del Estado Lara	18.720	0	0	0	0	0	18.720
				- S1654 Hogar de Niños Impedidos Don Orione, Municipio Iribarren del Estado Lara	78.000	0	0	0	0	0	78.000
				- S1655 Asociación Civil Seminario Divina Pastora, Municipio Iribarren del Estado Lara	10.296	0	0	0	0	0	10.296
				- S1656 Pequeño Cottolengo Don Orione, Municipio Iribarren del Estado Lara	78.000	0	0	0	0	0	78.000
				- S1657 Unidad Educativa Colegio San Pablo Apóstol, Municipio Iribarren del Estado Lara	31.168	0	0	0	0	0	31.168
				- S1658 Unidad Educativa Colegio Coronel Ramón García de Sena, Municipio Iribarren del Estado Lara	40.519	0	0	0	0	0	40.519
				- S1659 Fundación Experimental Saysayal, Municipio Andrés Bello del Estado Mérida	32.688	0	0	0	0	0	32.688
				- S1660 Asociación Merideña de Padres y Amigos de Niños Excepcionales (AMEPANE), Municipio Libertador del Estado Mérida	32.001	0	0	0	0	0	32.001
				- S1661 Centro de Desarrollo Humano El Candil, Municipio Zea del Estado Mérida	78.000	0	0	0	0	0	78.000
				- S1662 Asociación Civil Colegio "Dr. Ramón Reinoso Núñez", Municipio Alberto Adriani del Estado Mérida	31.168	0	0	0	0	0	31.168

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- S1663 Asociación Civil Hogar San José de la Serra, Municipio Libertador del Estado Mérida	19.843	0	0	0	0	0	19.843
				- S1664 SAPRENDEH (Centro de Desarrollo Humano "El Velero", Municipio Zea del Estado Mérida	78.000	0	0	0	0	0	78.000
				- S1665 SAPRENDEH (Centro de Desarrollo Humano "El Alva"), Municipio Tovar del Estado Mérida	78.000	0	0	0	0	0	78.000
				- S1667 Asociación Civil Centro Profesional Santa Lucia, Municipio Paz Castillo del Estado Miranda	37.104	0	0	0	0	0	37.104
				- S1669 Unidad Educativa Colegio de Educación Especial Múltiple - CENEDEM, Municipio Guaicaipuro del Estado Miranda	39.000	0	0	0	0	0	39.000
				- S1670 Unidad Educativa El Gran Rabit I, Municipio Guaicapuro del Estado Miranda	39.000	0	0	0	0	0	39.000
				- S1671 Instituto Docente Complejo Educativo y Cultural de Barlovento Fundación "Víctor Sosa", Municipio Guaicapuro del Estado Miranda	45.021	0	0	0	0	0	45.021
				- S1672 Educación Básica Colegio Brisas de Turumo, Municipio Guaicaipuro del Estado Miranda	42.770	0	0	0	0	0	42.770
				- S1674 Unidad Educativa Batalla de la Victoria, Municipio Guaicaipuro del Estado Miranda	23.865	0	0	0	0	0	23.865
				- S1676 Unidad Educativa José Antonio Páez, Municipio Turén del Estado Portuguesa	48.278	0	0	0	0	0	48.278
				- S1678 Unidad Educativa Colegio Adventista Andrés Bello, Municipio Guanare del Estado Portuguesa	48.278	0	0	0	0	0	48.278
				- S1679 Fundación para el Desarrollo Social San Rafael Arcángel (FUNDES), Municipio Esteller del Estado Portuguesa	48.235	0	0	0	0	0	48.235
				- S1680 Unidad Educativa Santa Rita, Municipio Arismendi del Estado Sucre	16.304	0	0	0	0	0	16.304
				- S1681 Unidad Educativa Privada Fray Bartolomé de las Casas, Municipio Bermúdez del Estado Sucre	31.467	0	0	0	0	0	31.467
				- S1684 Asociación Civil Liceo "Dr. Julio Suárez Lozada", Municipio San Cristóbal del Estado Táchira	48.278	0	0	0	0	0	48.278
				- S1686 Fundación Juan Pablo II, Municipio Michelena del Estado Táchira	48.278	0	0	0	0	0	48.278
				- S1687 Unidad Educativa Juan Pablo Pérez Alfonso, Municipio Bolívar del Estado Táchira	30.888	0	0	0	0	0	30.888
				- S1688 Fundación Taller Escuela, Municipio Independencia del Estado Táchira	78.000	0	0	0	0	0	78.000
				- S1691 Unidad Educativa Colegio San Pancracio, Municipio San Cristóbal del Estado Táchira	30.888	0	0	0	0	0	30.888
				- S1692 Asociación Civil Unidad Educativa Colegio Doña Mery Morales de Zambrano, Municipio Michelena del Estado Táchira	46.987	0	0	0	0	0	46.987
				- S1693 Asociación Civil Unidad Educativa Colegio Nuestra Señora de Lourdes, Municipio Panamericano del Estado Táchira	48.278	0	0	0	0	0	48.278
				- S1694 Colegio Monseñor Acacio Chacón, Municipio Andrés Bello del Estado Táchira	25.327	0	0	0	0	0	25.327
				- S1695 Unidad Educativa "Colegio Los Andes", Municipio Junín del Estado Táchira	52.658	0	0	0	0	0	52.658
				- S1696 Asociación Civil de Protección Social - Instituto Coromoto, Municipio San Cristóbal del Estado Táchira	18.720	0	0	0	0	0	18.720
				- S1698 Colegio Blanca Graciela Arias de Caballero, Municipio Junín del	37.440	0	0	0	0	0	37.440

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Estado Táchira							
				- S1699 Escuela Básica Adventista José Antonio Páez, Municipio Valera del Estado Trujillo	18.720	0	0	0	0	0	18.720
				- S1700 Unidad Educativa Colegio "Monseñor Camargo" (Diurno), Municipio Boconó del Estado Trujillo	34.264	0	0	0	0	0	34.264
				- S1701 Colegio Mariscal Antonio José de Sucre, Municipio Sucre del Estado Trujillo	48.278	0	0	0	0	0	48.278
				- S1703 Unidad Educativa Tomas Alba Edison, Estado Vargas	37.440	0	0	0	0	0	37.440
				- S1707 Colegio Fundación Coy, Municipio Peña del Estado Yaracuy	46.987	0	0	0	0	0	46.987
				- S1708 Colegio Privado Mixto El Gran Bolívar, Municipio Maracaibo del Estado Zulia	36.168	0	0	0	0	0	36.168
				- S1709 Fundación Unidad Educativa El Gran Prócer, Municipio Maracaibo del Estado Zulia	50.824	0	0	0	0	0	50.824
				- S1711 Asociación Civil Unidad Educativa Profesor Augusto Mijares -Instituto Privado Mixto, Municipio Machiques de Perijá del Estado Zulia	24.800	0	0	0	0	0	24.800
				- S1712 Colegio Luz y Verdad, Municipio Maracaibo del Estado Zulia	26.937	0	0	0	0	0	26.937
				- S1714 Unidad Educativa Privada Santa Bárbara, Municipio Maracaibo del Estado Zulia	46.734	0	0	0	0	0	46.734
				- S1715 Liceo General Rafael Urdaneta, Municipio la Cañada de Urdaneta del Estado Zulia	42.417	0	0	0	0	0	42.417
				- S1717 Unidad Educativa Jacinto Lara - Mixto, Municipio Maracaibo del Estado Zulia	25.452	0	0	0	0	0	25.452
				- S1719 Fundación Unidad Educativa Madre Mercedes Molina Sociedad Civil Sin Fines de Lucro, Municipio San Francisco del Estado Zulia	78.000	0	0	0	0	0	78.000
				- S1721 Asociación Civil Sin Fines de Lucro Centro Educativo de Artes y Oficios María Auxiliadora, Municipio Mara del Estado Zulia	21.950	0	0	0	0	0	21.950
				- S1722 Unidad Educativa Mi Ángel de la Guarda, Municipio Cabimas del estado Zulia	52.656	0	0	0	0	0	52.656
				- S1724 Unidad Educativa Miguel Otero Silva, Municipio Maracaibo del Estado Zulia	48.278	0	0	0	0	0	48.278
				- S1725 Unidad Educativa León Jerome Hoet, Municipio Jesús Enrique Lozada del Estado Zulia	40.509	0	0	0	0	0	40.509
				- S1727 Unidad Educativa Peniel, Municipio San Francisco del Estado Zulia	62.400	0	0	0	0	0	62.400
				- S1728 Fundación Fray Junipero de Escalada, Municipio San Francisco del Estado Zulia	78.000	0	0	0	0	0	78.000
				- S1730 Unidad Educativa José María España, Municipio Maracaibo del Estado Zulia	34.632	0	0	0	0	0	34.632
				- S1793 Asociación Civil Unidad Educativa Martín Tobar Ponte, Distrito Capital	28.605	0	0	0	0	0	28.605
				- S1794 Asociación Civil Comunidad Educativa Preescolar Fresilandaia, Distrito Capital	32.853	0	0	0	0	0	32.853
				- S1795 Asociación Civil Unidad Básica Colegio Juan Manuel Olivares, Distrito Capital	28.080	0	0	0	0	0	28.080
				- S1796 Asociación Civil Preescolar Asistencial Medina Angarita, Distrito Capital	29.203	0	0	0	0	0	29.203

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- S1797 Unidad Educativa Preescolar Santa Isabel, Distrito Capital	26.582	0	0	0	0	0	26.582
				- S1798 Preescolar Mi Madre Emilia, Distrito Capital	25.459	0	0	0	0	0	25.459
				- S1799 S. C. Perlitas del Saber, Distrito Capital	18.720	0	0	0	0	0	18.720
				- S1800 Preescolar Asistencial Laura Alvarado de Cardozo - Plan de Manzano - Distrito Capital	20.592	0	0	0	0	0	20.592
				- S1801 Asociación Civil Unidad Educativa Arnoldo Gabaldón, Distrito Capital	37.440	0	0	0	0	0	37.440
				- S1803 Asociación Civil Unidad Educativa Preescolar Asistencial Santa Rita, Distrito Federal	20.592	0	0	0	0	0	20.592
				- S1804 Asociación Civil de Formación Técnica, Distrito Federal	22.464	0	0	0	0	0	22.464
				- S1805 Asociación Civil Preescolar Asistencial Prócer Pedro Camejo, Distrito Capital	18.720	0	0	0	0	0	18.720
				- S1808 Asociación Educativa Rafael Urdaneta, Distrito Capital	20.592	0	0	0	0	0	20.592
				- S1809 Preescolar Asistencial José Gregorio Hernández, Distrito Capital	24.336	0	0	0	0	0	24.336
				- S1810 Unidad Educativa Integral Padre Manuel María de Aguilar (ASOEDUPAMAA), Distrito Capital	37.440	0	0	0	0	0	37.440
				- S1811 Comunidad Educativa Preescolar Asistencial San Antonio, Distrito Capital	18.720	0	0	0	0	0	18.720
				- S1814 Unidad Educativa Colegio Valores Humanos, Libertador, Estado Táchira	31.118	0	0	0	0	0	31.118
				- S1860 Pre-Escolar Asistencial Don Pablo Acosta, Municipio Libertador, Distrito Metropolitano de Caracas	18.720	0	0	0	0	0	18.720
				- S1862 Jardín de Infancia Mi Casita, Municipio Libertador, Distrito Metropolitano de Caracas	10.608	0	0	0	0	0	10.608
				- S1863 Santa Cecilia, Municipio Libertador, Distrito Metropolitano de Caracas	18.720	0	0	0	0	0	18.720
				- S1864 Sociedad Civil Pre-Escolar Asistencial 23 de Enero, Municipio Libertador, Distrito Metropolitano de Caracas	10.608	0	0	0	0	0	10.608
				- S1865 Pre-Escolar Asistencial Ana Teresa Parra, Municipio Libertador, Distrito Metropolitano de Caracas	18.720	0	0	0	0	0	18.720
				- S1866 Asociación Civil Centro Educativo del Desarrollo Integral (CEDI), Municipio Libertador, Distrito Metropolitano de Caracas	10.920	0	0	0	0	0	10.920
				- S1867 Unidad Educativa Travesuras, Pre-Escolar Asistencial, Municipio Libertador, Distrito Metropolitano de Caracas	12.480	0	0	0	0	0	12.480
				- S1870 Unidad Educativa Privada Profesor Bruno Rafael Bello Cedeño, Municipio Arismendi, Estado Sucre	11.700	0	0	0	0	0	11.700
				- S1871 Asociación Civil Unidad Educativa Colegio Privado El Roble, Municipio Valera, Estado Trujillo	14.040	0	0	0	0	0	14.040
				- S2289 Asociación Civil Escuela Agroecológica Ezequiel Zamora - Guambra	120.000	0	0	0	0	0	120.000
407	01	01	72	Subsidios culturales al sector privado	47.875.738	0	0	0	0	0	47.875.738
				- S0148 Banco del Libro	347.800	0	0	0	0	0	347.800
				- S0587 Fundación para el Desarrollo de las Ciencias Físicas, Matemáticas y Naturales (FUDECI)	2.075.208	0	0	0	0	0	2.075.208

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- S0635 Fundación Museo de los Niños.	893.000	0	0	0	0	0	893.000
				- S0942 Sociedad Orquesta Sinfónica de Venezuela.	38.424.675	0	0	0	0	0	38.424.675
				- S1523 Fundación Palacio de las Academias	1.662.860	0	0	0	0	0	1.662.860
				- S1549 Fundación Bartolomé Ferrer - Nueva Esparta	29.328	0	0	0	0	0	29.328
				- S1571 Fundación Luis Beltrán Prieto Figueroa	282.000	0	0	0	0	0	282.000
				- S1768 Orquesta Sinfónica de la Opera	1.466.400	0	0	0	0	0	1.466.400
				- S1883 Fundación para el Sistema Nacional de Ballet Juveniles e Infantiles de Venezuela	1.128.000	0	0	0	0	0	1.128.000
				- S2147 Fundación Generalísimo Francisco de Miranda	470.000	0	0	0	0	0	470.000
				- S2245 Fundación Grupo Madera	1.096.467	0	0	0	0	0	1.096.467
407	01	01	73	Subsidios a instituciones benéficas privadas	9.566.192	0	0	0	0	0	9.566.192
				- S0236 Centro Multidisciplinario Orientación Sin Drogas (CEMODRO).	24.440	0	0	0	0	0	24.440
				- S0747 Hogares Crea de Venezuela	9.400.000	0	0	0	0	0	9.400.000
				- S1755 Fundación Vida Mejor (FUNVIME)	36.660	0	0	0	0	0	36.660
				- S1762 Fundación Niños Discapacitados (FUNDISNE)	61.100	0	0	0	0	0	61.100
				- S1763 Fundación República Insular	43.992	0	0	0	0	0	43.992
407	01	03	00	Transferencias corrientes internas al sector público	566.752.591	0	0	0	0	0	566.752.591
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	372.519.192	0	0	0	0	0	372.519.192
				- A0129 Servicio Nacional Autónomo de Atención Integral a la Infancia y a la Familia (SENIFA)	32.999.655	0	0	0	0	0	32.999.655
				- A0135 Academia Nacional de Ciencias Económicas	422.090	0	0	0	0	0	422.090
				- A0136 Academia de Ciencias Físicas, Matemáticas y Naturales	620.842	0	0	0	0	0	620.842
				- A0137 Academia de Ciencias Políticas y Sociales	766.380	0	0	0	0	0	766.380
				- A0138 Academia Nacional de la Historia	920.301	0	0	0	0	0	920.301
				- A0139 Academia Venezolana de la Lengua	381.940	0	0	0	0	0	381.940
				- A0140 Academia Nacional de Medicina	638.016	0	0	0	0	0	638.016
				- A0323 Fundación de Edificaciones y Dotaciones Educativas (FEDE)	132.433.351	0	0	0	0	0	132.433.351
				- A0387 Fundación Centro Nacional para el Mejoramiento de la Enseñanza de la Ciencia (CENAMEC)	5.636.772	0	0	0	0	0	5.636.772
				- A0410 Fundación Bolivariana de Informática y Telemática (FUNDABIT)	80.692.880	0	0	0	0	0	80.692.880
				- A0425 Fundación Samuel Robinson	55.786	0	0	0	0	0	55.786
				- A0477 Fundación Colombeia	17.165.066	0	0	0	0	0	17.165.066

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- A0484 Fundación Nacional El Niño Simón	94.040.767	0	0	0	0	0	94.040.767
				- A0491 Fundación Escuela Metropolitana de Formación Ciudadana "Simón Rodríguez" (FEMFOC)	5.357.118	0	0	0	0	0	5.357.118
				- A0911 Academia Nacional de la Ingeniería y el Hábitat	388.228	0	0	0	0	0	388.228
407	01	03	04	Transferencias corrientes a instituciones de protección social	194.233.399	0	0	0	0	0	194.233.399
				- A0056 Instituto de Previsión y Asistencia Social para el Personal del Ministerio de Educación (IPASME)	194.233.399	0	0	0	0	0	194.233.399
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.793.225	0	0	0	0	0	1.793.225
407	02	01	00	Transferencias corrientes al exterior	1.793.225	0	0	0	0	0	1.793.225
407	02	01	04	Transferencias corrientes a organismos internacionales	1.793.225	0	0	0	0	0	1.793.225
				- I0043 Fondo Especial Multilateral del Consejo Interamericano para el Desarrollo Integral de la Ciencia y la Cultura (F.E.M.C.I.D.I.C.C.)	35.769	0	0	0	0	0	35.769
				- I0063 Instituto Panamericano de Geografía e Historia (I.P.G.H.)	527	0	0	0	0	0	527
				- I0076 Organización de Estados Iberoamericanos para la Educación, la Ciencia y la Cultura O.E.I., en España.	357.258	0	0	0	0	0	357.258
				- I0080 Organización de las Naciones Unidas para la Educación, la Ciencia y la Cultura (UNESCO)	357.258	0	0	0	0	0	357.258
				- I0111 Cooperación Técnica con el Área del Caribe. Programas Educativos, Culturales, Centro Interamericano de Idiomas	12.816	0	0	0	0	0	12.816
				- I0155 Asociación de Televisión Educativa Iberoamericana (A.T.E.I.)	664.602	0	0	0	0	0	664.602
				- I0205 Asociación de Estados Iberoamericanos para el Desarrollo de las Bibliotecas Nacionales de Iberoamerica (ABINIA)	149.995	0	0	0	0	0	149.995
				- I0228 Laboratorio Latinoamericano de Evaluación de Calidad de la Educación	215.000	0	0	0	0	0	215.000
				Totales	**1.989.992.933**	**0**	**0**	**0**	**0**	**0**	**1.989.992.933**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 100002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**112.748.157**	**0**	**0**	**0**	**0**	**0**	**112.748.157**
402	01	00	00	Productos alimenticios y agropecuarios	22.401.955	0	0	0	0	0	22.401.955
402	01	01	00	Alimentos y bebidas para personas	22.319.182	0	0	0	0	0	22.319.182
402	01	02	00	Alimentos para animales	17.470	0	0	0	0	0	17.470
402	01	03	00	Productos agrícolas y pecuarios	65.303	0	0	0	0	0	65.303
402	02	00	00	Productos de minas, canteras y yacimientos	55.129	0	0	0	0	0	55.129
402	02	02	00	Petróleo crudo y gas natural	9.070	0	0	0	0	0	9.070
402	02	04	00	Mineral no ferroso	10.625	0	0	0	0	0	10.625
402	02	05	00	Piedra, arcilla, arena y tierra	35.434	0	0	0	0	0	35.434
402	03	00	00	Textiles y vestuarios	4.806.492	0	0	0	0	0	4.806.492
402	03	01	00	Textiles	619.298	0	0	0	0	0	619.298
402	03	02	00	Prendas de vestir	3.551.721	0	0	0	0	0	3.551.721
402	03	03	00	Calzados	600.272	0	0	0	0	0	600.272
402	03	99	00	Otros productos textiles y vestuarios	35.201	0	0	0	0	0	35.201
402	04	00	00	Productos de cuero y caucho	1.019.009	0	0	0	0	0	1.019.009
402	04	01	00	Cueros y pieles	98.503	0	0	0	0	0	98.503
402	04	02	00	Productos de cuero y sucedáneos del cuero	46.886	0	0	0	0	0	46.886
402	04	03	00	Cauchos y tripas para vehículos	873.620	0	0	0	0	0	873.620
402	05	00	00	Productos de papel, cartón e impresos	28.215.934	0	0	0	0	0	28.215.934
402	05	01	00	Pulpa de madera, papel y cartón	2.776.368	0	0	0	0	0	2.776.368
402	05	02	00	Envases y cajas de papel y cartón	1.313.720	0	0	0	0	0	1.313.720
402	05	03	00	Productos de papel y cartón para oficina	12.974.999	0	0	0	0	0	12.974.999
402	05	04	00	Libros, revistas y periódicos	1.689.593	0	0	0	0	0	1.689.593
402	05	05	00	Material de enseñanza	2.151.877	0	0	0	0	0	2.151.877
402	05	06	00	Productos de papel y cartón para computación	1.433.833	0	0	0	0	0	1.433.833
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.565.806	0	0	0	0	0	5.565.806
402	05	99	00	Otros productos de pulpa, papel y cartón	309.738	0	0	0	0	0	309.738
402	06	00	00	Productos químicos y derivados	15.812.545	0	0	0	0	0	15.812.545

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 100002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	01	00	Sustancias químicas y de uso industrial	113.841	0	0	0	0	0	113.841
402	06	02	00	Abonos, plaguicidas y otros	247.138	0	0	0	0	0	247.138
402	06	03	00	Tintas, pinturas y colorantes	11.729.389	0	0	0	0	0	11.729.389
402	06	04	00	Productos farmacéuticos y medicamentos	820.770	0	0	0	0	0	820.770
402	06	05	00	Productos de tocador	38.828	0	0	0	0	0	38.828
402	06	06	00	Combustibles y lubricantes	779.322	0	0	0	0	0	779.322
402	06	07	00	Productos diversos derivados del petróleo y del carbón	10.350	0	0	0	0	0	10.350
402	06	08	00	Productos plásticos	1.922.939	0	0	0	0	0	1.922.939
402	06	99	00	Otros productos de la industria química y conexos	149.968	0	0	0	0	0	149.968
402	07	00	00	Productos minerales no metálicos	1.184.502	0	0	0	0	0	1.184.502
402	07	01	00	Productos de barro, loza y porcelana	22.217	0	0	0	0	0	22.217
402	07	02	00	Vidrios y productos de vidrio	890.980	0	0	0	0	0	890.980
402	07	03	00	Productos de arcilla para construcción	98.451	0	0	0	0	0	98.451
402	07	04	00	Cemento, cal y yeso	170.230	0	0	0	0	0	170.230
402	07	99	00	Otros productos minerales no metálicos	2.624	0	0	0	0	0	2.624
402	08	00	00	Productos metálicos	4.424.573	0	0	0	0	0	4.424.573
402	08	01	00	Productos primarios de hierro y acero	160.682	0	0	0	0	0	160.682
402	08	02	00	Productos de metales no ferrosos	13.036	0	0	0	0	0	13.036
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.867.709	0	0	0	0	0	1.867.709
402	08	04	00	Productos metálicos estructurales	79.499	0	0	0	0	0	79.499
402	08	07	00	Material de señalamiento	282.983	0	0	0	0	0	282.983
402	08	08	00	Material de educación	276.427	0	0	0	0	0	276.427
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.131.320	0	0	0	0	0	1.131.320
402	08	10	00	Repuestos y accesorios para otros equipos	597.877	0	0	0	0	0	597.877
402	08	99	00	Otros productos metálicos	15.040	0	0	0	0	0	15.040
402	09	00	00	Productos de madera	453.630	0	0	0	0	0	453.630
402	09	01	00	Productos primarios de madera	231.144	0	0	0	0	0	231.144
402	09	02	00	Muebles y accesorios de madera para edificaciones	173.619	0	0	0	0	0	173.619

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 100002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	99	00	Otros productos de madera	48.867	0	0	0	0	0	48.867
402	10	00	00	Productos varios y útiles diversos	31.655.865	0	0	0	0	0	31.655.865
402	10	01	00	Artículos de deporte, recreación y juguetes	2.796.391	0	0	0	0	0	2.796.391
402	10	02	00	Materiales y útiles de limpieza y aseo	4.792.445	0	0	0	0	0	4.792.445
402	10	03	00	Utensilios de cocina y comedor	387.835	0	0	0	0	0	387.835
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	969.947	0	0	0	0	0	969.947
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	9.062.434	0	0	0	0	0	9.062.434
402	10	06	00	Condecoraciones, ofrendas y similares	1.132.119	0	0	0	0	0	1.132.119
402	10	07	00	Productos de seguridad en el trabajo	647.383	0	0	0	0	0	647.383
402	10	08	00	Materiales para equipos de computación	6.768.347	0	0	0	0	0	6.768.347
402	10	09	00	Especies timbradas y valores	35.877	0	0	0	0	0	35.877
402	10	10	00	Útiles religiosos	5.225	0	0	0	0	0	5.225
402	10	11	00	Materiales eléctricos	2.820.191	0	0	0	0	0	2.820.191
402	10	12	00	Materiales para instalaciones sanitarias	1.311.619	0	0	0	0	0	1.311.619
402	10	13	00	Materiales fotográficos	352.594	0	0	0	0	0	352.594
402	10	99	00	Otros productos y útiles diversos	573.458	0	0	0	0	0	573.458
402	99	00	00	Otros materiales y suministros	2.718.523	0	0	0	0	0	2.718.523
402	99	01	00	Otros materiales y suministros	2.718.523	0	0	0	0	0	2.718.523
403	**00**	**00**	**00**	**Servicios no personales**	**374.152.355**	**0**	**0**	**0**	**0**	**0**	**374.152.355**
403	01	00	00	Alquileres de inmuebles	2.097.223	0	0	0	0	0	2.097.223
403	01	01	00	Alquileres de edificios y locales	1.398.146	0	0	0	0	0	1.398.146
403	01	02	00	Alquileres de instalaciones culturales y recreativas	699.077	0	0	0	0	0	699.077
403	02	00	00	Alquileres de maquinaria y equipos	1.617.765	0	0	0	0	0	1.617.765
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	21	0	0	0	0	0	21
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.372.337	0	0	0	0	0	1.372.337
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	163.500	0	0	0	0	0	163.500
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	23.128	0	0	0	0	0	23.128
403	02	99	00	Alquileres de otras maquinaria y equipos	58.779	0	0	0	0	0	58.779

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 100002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	03	00	00	Derechos sobre bienes intangibles	150.000	0	0	0	0	0	150.000
403	03	03	00	Paquetes y programas de computación	150.000	0	0	0	0	0	150.000
403	04	00	00	Servicios básicos	214.691.522	0	0	0	0	0	214.691.522
403	04	01	00	Electricidad	26.712	0	0	0	0	0	26.712
403	04	03	00	Agua	1.908	0	0	0	0	0	1.908
403	04	04	00	Teléfonos	4.630.471	0	0	0	0	0	4.630.471
403	04	05	00	Servicio de comunicaciones	210.032.431	0	0	0	0	0	210.032.431
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	147.657	0	0	0	0	0	147.657
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	147.657	0	0	0	0	0	147.657
403	06	00	00	Servicios de transporte y almacenaje	9.524.674	0	0	0	0	0	9.524.674
403	06	01	00	Fletes y embalajes	9.184.534	0	0	0	0	0	9.184.534
403	06	02	00	Almacenaje	4.600	0	0	0	0	0	4.600
403	06	03	00	Estacionamiento	110.304	0	0	0	0	0	110.304
403	06	04	00	Peaje	21.596	0	0	0	0	0	21.596
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	203.640	0	0	0	0	0	203.640
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.253.635	0	0	0	0	0	15.253.635
403	07	01	00	Publicidad y propaganda	6.055.004	0	0	0	0	0	6.055.004
403	07	02	00	Imprenta y reproducción	6.549.068	0	0	0	0	0	6.549.068
403	07	03	00	Relaciones sociales	1.002.610	0	0	0	0	0	1.002.610
403	07	04	00	Avisos	1.646.953	0	0	0	0	0	1.646.953
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	11.670.801	0	0	0	0	0	11.670.801
403	08	01	00	Primas y gastos de seguros	11.114.764	0	0	0	0	0	11.114.764
403	08	02	00	Comisiones y gastos bancarios	556.037	0	0	0	0	0	556.037
403	09	00	00	Viáticos y pasajes	18.758.695	0	0	0	0	0	18.758.695
403	09	01	00	Viáticos y pasajes dentro del país	17.127.176	0	0	0	0	0	17.127.176
403	09	02	00	Viáticos y pasajes fuera del país	1.298.487	0	0	0	0	0	1.298.487
403	09	03	00	Asignación por kilómetros recorridos	333.032	0	0	0	0	0	333.032
403	10	00	00	Servicios profesionales y técnicos	3.744.932	0	0	0	0	0	3.744.932

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 100002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	01	00	Servicios jurídicos	5.250	0	0	0	0	0	5.250
403	10	02	00	Servicios de contabilidad y auditoría	5.120	0	0	0	0	0	5.120
403	10	03	00	Servicios de procesamiento de datos	622.899	0	0	0	0	0	622.899
403	10	05	00	Servicios médicos, odontológicos y otros servicios de sanidad	51.504	0	0	0	0	0	51.504
403	10	09	00	Servicios de lavandería y tintorería	3.000	0	0	0	0	0	3.000
403	10	10	00	Servicios de vigilancia	33.900	0	0	0	0	0	33.900
403	10	11	00	Servicios para la elaboración y suministro de comida	128.275	0	0	0	0	0	128.275
403	10	99	00	Otros servicios profesionales y técnicos	2.894.984	0	0	0	0	0	2.894.984
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	9.633.108	0	0	0	0	0	9.633.108
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	209.526	0	0	0	0	0	209.526
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	4.975.937	0	0	0	0	0	4.975.937
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	76.496	0	0	0	0	0	76.496
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	379.938	0	0	0	0	0	379.938
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	45.050	0	0	0	0	0	45.050
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	31.104	0	0	0	0	0	31.104
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.800.234	0	0	0	0	0	3.800.234
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	114.823	0	0	0	0	0	114.823
403	12	00	00	Conservación y reparaciones menores de obras	3.157.233	0	0	0	0	0	3.157.233
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.063.375	0	0	0	0	0	3.063.375
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	93.858	0	0	0	0	0	93.858
403	15	00	00	Servicios fiscales	1.916	0	0	0	0	0	1.916
403	15	02	00	Tasas y otros derechos obligatorios	1.916	0	0	0	0	0	1.916
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.272.487	0	0	0	0	0	3.272.487
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.272.487	0	0	0	0	0	3.272.487
403	18	00	00	Impuestos indirectos	79.707.933	0	0	0	0	0	79.707.933
403	18	01	00	Impuesto al valor agregado	79.707.933	0	0	0	0	0	79.707.933
403	99	00	00	Otros servicios no personales	722.774	0	0	0	0	0	722.774

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 100002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	722.774	0	0	0	0	0	722.774
404	**00**	**00**	**00**	**Activos reales**	**10.296.922**	**0**	**0**	**0**	**0**	**0**	**10.296.922**
404	01	00	00	Repuestos y reparaciones mayores	1.141.540	0	0	0	0	0	1.141.540
404	01	01	00	Repuestos mayores	429.308	0	0	0	0	0	429.308
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	100.000	0	0	0	0	0	100.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	329.308	0	0	0	0	0	329.308
404	01	02	00	Reparaciones mayores de maquinaria y equipos	712.232	0	0	0	0	0	712.232
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	81.432	0	0	0	0	0	81.432
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	367.200	0	0	0	0	0	367.200
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	263.600	0	0	0	0	0	263.600
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.672.406	0	0	0	0	0	1.672.406
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	300.000	0	0	0	0	0	300.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	935.320	0	0	0	0	0	935.320
404	03	05	00	Maquinaria y equipos industriales y de taller	61.270	0	0	0	0	0	61.270
404	03	06	00	Maquinaria y equipos de energía	300.000	0	0	0	0	0	300.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	75.816	0	0	0	0	0	75.816
404	04	00	00	Equipos de transporte, tracción y elevación	485.224	0	0	0	0	0	485.224
404	04	01	00	Vehículos automotores terrestres	289.224	0	0	0	0	0	289.224
404	04	03	00	Equipos marítimos de transporte	196.000	0	0	0	0	0	196.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	32.291	0	0	0	0	0	32.291
404	05	01	00	Equipos de telecomunicaciones	32.291	0	0	0	0	0	32.291
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	3.000.000	0	0	0	0	0	3.000.000
404	07	06	00	Instrumentos musicales y equipos de audio	3.000.000	0	0	0	0	0	3.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.883.104	0	0	0	0	0	3.883.104
404	09	01	00	Mobiliario y equipos de oficina	1.409.630	0	0	0	0	0	1.409.630
404	09	02	00	Equipos de computación	920.490	0	0	0	0	0	920.490
404	09	03	00	Mobiliario y equipos de alojamiento	1.520.212	0	0	0	0	0	1.520.212
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	32.772	0	0	0	0	0	32.772

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 100002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	00	00	Otros activos reales	82.357	0	0	0	0	0	82.357
404	99	01	00	Otros activos reales	82.357	0	0	0	0	0	82.357
407	**00**	**00**	**00**	**Transferencias y donaciones**	**79.752.000**	**0**	**0**	**0**	**0**	**0**	**79.752.000**
407	01	00	00	Transferencias y donaciones corrientes internas	79.752.000	0	0	0	0	0	79.752.000
407	01	01	00	Transferencias corrientes internas al sector privado	79.752.000	0	0	0	0	0	79.752.000
407	01	01	03	Becas escolares	79.752.000	0	0	0	0	0	79.752.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**4.214.898**	**0**	**0**	**0**	**0**	**0**	**4.214.898**
411	11	00	00	Obligaciones de ejercicios anteriores	4.214.898	0	0	0	0	0	4.214.898
411	11	04	00	Compromisos pendientes de ejercicios anteriores	4.214.898	0	0	0	0	0	4.214.898
				Totales	**581.164.332**	**0**	**0**	**0**	**0**	**0**	**581.164.332**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 100002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.423.400.342**	**0**	**0**	**0**	**0**	**0**	**1.423.400.342**
407	01	00	00	Transferencias y donaciones corrientes internas	1.421.607.117	0	0	0	0	0	1.421.607.117
407	01	01	00	Transferencias corrientes internas al sector privado	1.421.447.117	0	0	0	0	0	1.421.447.117
407	01	01	70	Subsidios educacionales al sector privado	1.364.005.187	0	0	0	0	0	1.364.005.187
407	01	01	72	Subsidios culturales al sector privado	47.875.738	0	0	0	0	0	47.875.738
407	01	01	73	Subsidios a instituciones benéficas privadas	9.566.192	0	0	0	0	0	9.566.192
407	01	02	00	Donaciones corrientes internas al sector privado	160.000	0	0	0	0	0	160.000
407	01	02	01	Donaciones corrientes a personas	160.000	0	0	0	0	0	160.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	1.793.225	0	0	0	0	0	1.793.225
407	02	01	00	Transferencias corrientes al exterior	1.793.225	0	0	0	0	0	1.793.225
407	02	01	04	Transferencias corrientes a organismos internacionales	1.793.225	0	0	0	0	0	1.793.225
				Totales	**1.423.400.342**	**0**	**0**	**0**	**0**	**0**	**1.423.400.342**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 100002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**566.752.591**	**0**	**0**	**0**	**0**	**0**	**566.752.591**
407	01	00	00	Transferencias y donaciones corrientes internas	566.752.591	0	0	0	0	0	566.752.591
407	01	03	00	Transferencias corrientes internas al sector público	566.752.591	0	0	0	0	0	566.752.591
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	372.519.192	0	0	0	0	0	372.519.192
407	01	03	04	Transferencias corrientes a instituciones de protección social	194.233.399	0	0	0	0	0	194.233.399
				Totales	**566.752.591**	**0**	**0**	**0**	**0**	**0**	**566.752.591**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.749.452.728**	**0**	**0**	**731.454.996**	**0**	**0**	**4.480.907.724**
407	01	00	00	Transferencias y donaciones corrientes internas	3.749.452.728	0	0	731.454.996	0	0	4.480.907.724
407	01	01	00	Transferencias corrientes internas al sector privado	3.749.452.728	0	0	731.454.996	0	0	4.480.907.724
407	01	01	01	Pensiones del personal empleado, obrero y militar	235.885.067	0	0	0	0	0	235.885.067
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	3.276.606.961	0	0	0	0	0	3.276.606.961
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	0	0	0	42.658.191	0	0	42.658.191
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	12.940.308	0	0	2.156.718	0	0	15.097.026
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	0	0	0	649.303.355	0	0	649.303.355
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	224.020.392	0	0	37.336.732	0	0	261.357.124
				Totales	**3.749.452.728**	**0**	**0**	**731.454.996**	**0**	**0**	**4.480.907.724**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN **ACCIÓN CENTRALIZADA:** 100003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 100003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.749.452.728**	**0**	**0**	**731.454.996**	**0**	**0**	**4.480.907.724**
407	01	00	00	Transferencias y donaciones corrientes internas	3.749.452.728	0	0	731.454.996	0	0	4.480.907.724
407	01	01	00	Transferencias corrientes internas al sector privado	3.749.452.728	0	0	731.454.996	0	0	4.480.907.724
407	01	01	01	Pensiones del personal empleado, obrero y militar	235.885.067	0	0	0	0	0	235.885.067
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	3.276.606.961	0	0	0	0	0	3.276.606.961
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	0	0	0	42.658.191	0	0	42.658.191
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	12.940.308	0	0	2.156.718	0	0	15.097.026
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	0	0	0	649.303.355	0	0	649.303.355
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	224.020.392	0	0	37.336.732	0	0	261.357.124
				Totales	**3.749.452.728**	**0**	**0**	**731.454.996**	**0**	**0**	**4.480.907.724**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.788.717**	**0**	**0**	**0**	**0**	**0**	**15.788.717**
402	01	00	00	Productos alimenticios y agropecuarios	8.669.451	0	0	0	0	0	8.669.451
402	01	01	00	Alimentos y bebidas para personas	8.669.451	0	0	0	0	0	8.669.451
402	02	00	00	Productos de minas, canteras y yacimientos	32.810	0	0	0	0	0	32.810
402	02	05	00	Piedra, arcilla, arena y tierra	32.810	0	0	0	0	0	32.810
402	03	00	00	Textiles y vestuarios	1.071.110	0	0	0	0	0	1.071.110
402	03	01	00	Textiles	1.071.110	0	0	0	0	0	1.071.110
402	05	00	00	Productos de papel, cartón e impresos	1.453.050	0	0	0	0	0	1.453.050
402	05	01	00	Pulpa de madera, papel y cartón	553.800	0	0	0	0	0	553.800
402	05	03	00	Productos de papel y cartón para oficina	899.250	0	0	0	0	0	899.250
402	06	00	00	Productos químicos y derivados	138.686	0	0	0	0	0	138.686
402	06	03	00	Tintas, pinturas y colorantes	83.720	0	0	0	0	0	83.720
402	06	08	00	Productos plásticos	54.966	0	0	0	0	0	54.966
402	08	00	00	Productos metálicos	62.697	0	0	0	0	0	62.697
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	62.697	0	0	0	0	0	62.697
402	09	00	00	Productos de madera	2.659	0	0	0	0	0	2.659
402	09	01	00	Productos primarios de madera	2.659	0	0	0	0	0	2.659
402	10	00	00	Productos varios y útiles diversos	4.358.254	0	0	0	0	0	4.358.254
402	10	01	00	Artículos de deporte, recreación y juguetes	72.494	0	0	0	0	0	72.494
402	10	03	00	Utensilios de cocina y comedor	2.715.393	0	0	0	0	0	2.715.393
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.363.335	0	0	0	0	0	1.363.335
402	10	07	00	Productos de seguridad en el trabajo	1.957	0	0	0	0	0	1.957
402	10	11	00	Materiales eléctricos	93.142	0	0	0	0	0	93.142
402	10	12	00	Materiales para instalaciones sanitarias	111.933	0	0	0	0	0	111.933
403	**00**	**00**	**00**	**Servicios no personales**	**12.471.303**	**0**	**0**	**0**	**0**	**0**	**12.471.303**
403	02	00	00	Alquileres de maquinaria y equipos	2.000	0	0	0	0	0	2.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.000	0	0	0	0	0	2.000
403	06	00	00	Servicios de transporte y almacenaje	4.500	0	0	0	0	0	4.500
403	06	01	00	Fletes y embalajes	4.500	0	0	0	0	0	4.500
403	10	00	00	Servicios profesionales y técnicos	4.467.743	0	0	0	0	0	4.467.743
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.432.230	0	0	0	0	0	1.432.230
403	10	11	00	Servicios para la elaboración y suministro de comida	3.035.513	0	0	0	0	0	3.035.513

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	5.287.935	0	0	0	0	0	5.287.935
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.287.935	0	0	0	0	0	5.287.935
403	18	00	00	Impuestos indirectos	2.709.125	0	0	0	0	0	2.709.125
403	18	01	00	Impuesto al valor agregado	2.709.125	0	0	0	0	0	2.709.125
404	**00**	**00**	**00**	**Activos reales**	**10.020.546**	**0**	**0**	**0**	**0**	**0**	**10.020.546**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	76.947	0	0	0	0	0	76.947
404	07	02	00	Equipos de enseñanza, deporte y recreación	76.947	0	0	0	0	0	76.947
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.207.197	0	0	0	0	0	9.207.197
404	09	01	00	Mobiliario y equipos de oficina	666.600	0	0	0	0	0	666.600
404	09	02	00	Equipos de computación	40.598	0	0	0	0	0	40.598
404	09	03	00	Mobiliario y equipos de alojamiento	8.499.999	0	0	0	0	0	8.499.999
404	99	00	00	Otros activos reales	736.402	0	0	0	0	0	736.402
404	99	01	00	Otros activos reales	736.402	0	0	0	0	0	736.402
				Totales	**38.280.566**	**0**	**0**	**0**	**0**	**0**	**38.280.566**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 100007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.788.717**	**0**	**0**	**0**	**0**	**0**	**15.788.717**
402	01	00	00	Productos alimenticios y agropecuarios	8.669.451	0	0	0	0	0	8.669.451
402	01	01	00	Alimentos y bebidas para personas	8.669.451	0	0	0	0	0	8.669.451
402	02	00	00	Productos de minas, canteras y yacimientos	32.810	0	0	0	0	0	32.810
402	02	05	00	Piedra, arcilla, arena y tierra	32.810	0	0	0	0	0	32.810
402	03	00	00	Textiles y vestuarios	1.071.110	0	0	0	0	0	1.071.110
402	03	01	00	Textiles	1.071.110	0	0	0	0	0	1.071.110
402	05	00	00	Productos de papel, cartón e impresos	1.453.050	0	0	0	0	0	1.453.050
402	05	01	00	Pulpa de madera, papel y cartón	553.800	0	0	0	0	0	553.800
402	05	03	00	Productos de papel y cartón para oficina	899.250	0	0	0	0	0	899.250
402	06	00	00	Productos químicos y derivados	138.686	0	0	0	0	0	138.686
402	06	03	00	Tintas, pinturas y colorantes	83.720	0	0	0	0	0	83.720
402	06	08	00	Productos plásticos	54.966	0	0	0	0	0	54.966
402	08	00	00	Productos metálicos	62.697	0	0	0	0	0	62.697
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	62.697	0	0	0	0	0	62.697
402	09	00	00	Productos de madera	2.659	0	0	0	0	0	2.659
402	09	01	00	Productos primarios de madera	2.659	0	0	0	0	0	2.659
402	10	00	00	Productos varios y útiles diversos	4.358.254	0	0	0	0	0	4.358.254
402	10	01	00	Artículos de deporte, recreación y juguetes	72.494	0	0	0	0	0	72.494
402	10	03	00	Utensilios de cocina y comedor	2.715.393	0	0	0	0	0	2.715.393
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.363.335	0	0	0	0	0	1.363.335
402	10	07	00	Productos de seguridad en el trabajo	1.957	0	0	0	0	0	1.957
402	10	11	00	Materiales eléctricos	93.142	0	0	0	0	0	93.142
402	10	12	00	Materiales para instalaciones sanitarias	111.933	0	0	0	0	0	111.933
403	**00**	**00**	**00**	**Servicios no personales**	**12.471.303**	**0**	**0**	**0**	**0**	**0**	**12.471.303**
403	02	00	00	Alquileres de maquinaria y equipos	2.000	0	0	0	0	0	2.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.000	0	0	0	0	0	2.000
403	06	00	00	Servicios de transporte y almacenaje	4.500	0	0	0	0	0	4.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN

ACCIÓN CENTRALIZADA: 100007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 100007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	01	00	Fletes y embalajes	4.500	0	0	0	0	0	4.500
403	10	00	00	Servicios profesionales y técnicos	4.467.743	0	0	0	0	0	4.467.743
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.432.230	0	0	0	0	0	1.432.230
403	10	11	00	Servicios para la elaboración y suministro de comida	3.035.513	0	0	0	0	0	3.035.513
403	12	00	00	Conservación y reparaciones menores de obras	5.287.935	0	0	0	0	0	5.287.935
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	5.287.935	0	0	0	0	0	5.287.935
403	18	00	00	Impuestos indirectos	2.709.125	0	0	0	0	0	2.709.125
403	18	01	00	Impuesto al valor agregado	2.709.125	0	0	0	0	0	2.709.125
404	**00**	**00**	**00**	**Activos reales**	**10.020.546**	**0**	**0**	**0**	**0**	**0**	**10.020.546**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	76.947	0	0	0	0	0	76.947
404	07	02	00	Equipos de enseñanza, deporte y recreación	76.947	0	0	0	0	0	76.947
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.207.197	0	0	0	0	0	9.207.197
404	09	01	00	Mobiliario y equipos de oficina	666.600	0	0	0	0	0	666.600
404	09	02	00	Equipos de computación	40.598	0	0	0	0	0	40.598
404	09	03	00	Mobiliario y equipos de alojamiento	8.499.999	0	0	0	0	0	8.499.999
404	99	00	00	Otros activos reales	736.402	0	0	0	0	0	736.402
404	99	01	00	Otros activos reales	736.402	0	0	0	0	0	736.402
				Totales	**38.280.566**	**0**	**0**	**0**	**0**	**0**	**38.280.566**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**588.976.557**	**0**	**0**	**0**	**0**	**0**	**588.976.557**
401	01	00	00	Sueldos, salarios y otras retribuciones	98.312.695	0	0	0	0	0	98.312.695
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	44.447.881	0	0	0	0	0	44.447.881
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	23.474.961	0	0	0	0	0	23.474.961
401	01	12	00	Salarios a obreros en puestos no permanentes	75.000	0	0	0	0	0	75.000
401	01	18	00	Remuneraciones al personal contratado	29.354.477	0	0	0	0	0	29.354.477
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	167.184	0	0	0	0	0	167.184
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	767.951	0	0	0	0	0	767.951
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	22.438.244	0	0	0	0	0	22.438.244
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	14.539.405	0	0	0	0	0	14.539.405
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	7.898.839	0	0	0	0	0	7.898.839
401	03	00	00	Primas	66.047.544	0	0	0	0	0	66.047.544
401	03	02	00	Primas de transporte a empleados	300.000	0	0	0	0	0	300.000
401	03	04	00	Primas por hijos a empleados	10.600	0	0	0	0	0	10.600
401	03	06	00	Primas por residencia a empleados	72.000	0	0	0	0	0	72.000
401	03	08	00	Primas de profesionalización a empleados	5.052.035	0	0	0	0	0	5.052.035
401	03	09	00	Primas por antigüedad a empleados	2.588.128	0	0	0	0	0	2.588.128
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.445.400	0	0	0	0	0	1.445.400
401	03	19	00	Primas por hijos de obreros	176	0	0	0	0	0	176
401	03	20	00	Primas por residencia a obreros	10.550	0	0	0	0	0	10.550
401	03	21	00	Primas por antigüedad a obreros	1.429.116	0	0	0	0	0	1.429.116
401	03	22	00	Primas de profesionalización a obreros	73.737	0	0	0	0	0	73.737
401	03	37	00	Primas de transporte al personal contratado	1.090.800	0	0	0	0	0	1.090.800
401	03	40	00	Primas de profesionalización al personal contratado	2.709.266	0	0	0	0	0	2.709.266
401	03	41	00	Primas por antigüedad al personal contratado	1.190.669	0	0	0	0	0	1.190.669
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	21.600	0	0	0	0	0	21.600
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	14.400	0	0	0	0	0	14.400
401	03	95	00	Otras primas al personal de alto nivel y de dirección	808.200	0	0	0	0	0	808.200
401	03	97	00	Otras primas a empleados	33.596.117	0	0	0	0	0	33.596.117

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	98	00	Otras primas a obreros	15.634.750	0	0	0	0	0	15.634.750
401	04	00	00	Complementos de sueldos y salarios	145.716.368	0	0	0	0	0	145.716.368
401	04	08	00	Bono compensatorio de alimentación a empleados	25.340.760	0	0	0	0	0	25.340.760
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	850.000	0	0	0	0	0	850.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.900.000	0	0	0	0	0	1.900.000
401	04	16	00	Complemento a obreros por gastos de alimentación	15.475	0	0	0	0	0	15.475
401	04	17	00	Complemento a obreros por gastos de transporte	453.016	0	0	0	0	0	453.016
401	04	18	00	Bono compensatorio de alimentación a obreros	16.609.680	0	0	0	0	0	16.609.680
401	04	26	00	Bono compensatorio de alimentación al personal contratado	20.633.760	0	0	0	0	0	20.633.760
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	8.834	0	0	0	0	0	8.834
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	14.040	0	0	0	0	0	14.040
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	251.029	0	0	0	0	0	251.029
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	561.600	0	0	0	0	0	561.600
401	04	96	00	Otros complementos a empleados	14.020.532	0	0	0	0	0	14.020.532
401	04	97	00	Otros complementos a obreros	5.725.404	0	0	0	0	0	5.725.404
401	04	98	00	Otros complementos al personal contratado	59.332.238	0	0	0	0	0	59.332.238
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	88.216.008	0	0	0	0	0	88.216.008
401	05	01	00	Aguinaldos a empleados	26.685.127	0	0	0	0	0	26.685.127
401	05	03	00	Bono vacacional a empleados	12.111.862	0	0	0	0	0	12.111.862
401	05	04	00	Aguinaldos a obreros	14.550.628	0	0	0	0	0	14.550.628
401	05	06	00	Bono vacacional a obreros	6.898.891	0	0	0	0	0	6.898.891
401	05	07	00	Aguinaldos al personal contratado	17.972.725	0	0	0	0	0	17.972.725
401	05	08	00	Bono vacacional al personal contratado	8.403.318	0	0	0	0	0	8.403.318
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	31.580	0	0	0	0	0	31.580
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.764	0	0	0	0	0	14.764
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.053.507	0	0	0	0	0	1.053.507
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	493.606	0	0	0	0	0	493.606
401	06	00	00	Aportes patronales y legales	16.454.920	0	0	0	0	0	16.454.920
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.373.660	0	0	0	0	0	4.373.660
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.323.163	0	0	0	0	0	1.323.163

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	839.037	0	0	0	0	0	839.037
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	1.976.193	0	0	0	0	0	1.976.193
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.049.756	0	0	0	0	0	2.049.756
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	690.851	0	0	0	0	0	690.851
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	387.186	0	0	0	0	0	387.186
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	886.346	0	0	0	0	0	886.346
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.824.145	0	0	0	0	0	2.824.145
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	1.008.415	0	0	0	0	0	1.008.415
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	2.246	0	0	0	0	0	2.246
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	757	0	0	0	0	0	757
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	1.771	0	0	0	0	0	1.771
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	68.356	0	0	0	0	0	68.356
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	23.038	0	0	0	0	0	23.038
401	07	00	00	Asistencia socio-económica	98.125.529	0	0	0	0	0	98.125.529
401	07	01	00	Capacitación y adiestramiento a empleados	288.873	0	0	0	0	0	288.873
401	07	02	00	Becas a empleados	2.820.600	0	0	0	0	0	2.820.600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	38.400	0	0	0	0	0	38.400
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.947.184	0	0	0	0	0	3.947.184
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	42.528.333	0	0	0	0	0	42.528.333
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.006.200	0	0	0	0	0	1.006.200
401	07	10	00	Dotación de uniformes a empleados	15.785	0	0	0	0	0	15.785
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.602.000	0	0	0	0	0	1.602.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.087.200	0	0	0	0	0	1.087.200
401	07	17	00	Capacitación y adiestramiento a obreros	135.470	0	0	0	0	0	135.470
401	07	18	00	Becas a obreros	1.932.240	0	0	0	0	0	1.932.240
401	07	20	00	Ayudas por nacimiento de hijos de obreros	34.800	0	0	0	0	0	34.800
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.601.992	0	0	0	0	0	1.601.992
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	26.819.240	0	0	0	0	0	26.819.240
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	657.000	0	0	0	0	0	657.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	26	00	Dotación de uniformes a obreros	9.862.055	0	0	0	0	0	9.862.055
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	823.600	0	0	0	0	0	823.600
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	819.000	0	0	0	0	0	819.000
401	07	33	00	Asistencia socio-económica al personal contratado	2.102.528	0	0	0	0	0	2.102.528
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	3.029	0	0	0	0	0	3.029
401	08	00	00	Prestaciones sociales e indemnizaciones	51.601.039	0	0	0	0	0	51.601.039
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	24.068.277	0	0	0	0	0	24.068.277
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	12.850.337	0	0	0	0	0	12.850.337
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	14.122.173	0	0	0	0	0	14.122.173
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	16.803	0	0	0	0	0	16.803
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	543.449	0	0	0	0	0	543.449
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	79.470	0	0	0	0	0	79.470
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	79.470	0	0	0	0	0	79.470
401	96	00	00	Otros gastos del personal empleado	1.187.140	0	0	0	0	0	1.187.140
401	96	01	00	Otros gastos del personal empleado	1.187.140	0	0	0	0	0	1.187.140
401	97	00	00	Otros gastos del personal obrero	797.600	0	0	0	0	0	797.600
401	97	01	00	Otros gastos del personal obrero	797.600	0	0	0	0	0	797.600
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**33.171.864**	**0**	**0**	**0**	**0**	**0**	**33.171.864**
402	01	00	00	Productos alimenticios y agropecuarios	4.720.746	0	0	0	0	0	4.720.746
402	01	01	00	Alimentos y bebidas para personas	4.715.335	0	0	0	0	0	4.715.335
402	01	02	00	Alimentos para animales	5.411	0	0	0	0	0	5.411
402	02	00	00	Productos de minas, canteras y yacimientos	6.429	0	0	0	0	0	6.429
402	02	01	00	Carbón mineral	2.981	0	0	0	0	0	2.981
402	02	05	00	Piedra, arcilla, arena y tierra	3.448	0	0	0	0	0	3.448
402	03	00	00	Textiles y vestuarios	1.242.188	0	0	0	0	0	1.242.188
402	03	01	00	Textiles	22.744	0	0	0	0	0	22.744
402	03	02	00	Prendas de vestir	1.219.444	0	0	0	0	0	1.219.444
402	04	00	00	Productos de cuero y caucho	859.796	0	0	0	0	0	859.796
402	04	03	00	Cauchos y tripas para vehículos	859.796	0	0	0	0	0	859.796
402	05	00	00	Productos de papel, cartón e impresos	8.687.325	0	0	0	0	0	8.687.325
402	05	01	00	Pulpa de madera, papel y cartón	1.418.736	0	0	0	0	0	1.418.736

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	02	00	Envases y cajas de papel y cartón	233.420	0	0	0	0	0	233.420
402	05	03	00	Productos de papel y cartón para oficina	5.982.206	0	0	0	0	0	5.982.206
402	05	04	00	Libros, revistas y periódicos	101.484	0	0	0	0	0	101.484
402	05	05	00	Material de enseñanza	50.000	0	0	0	0	0	50.000
402	05	06	00	Productos de papel y cartón para computación	2.569	0	0	0	0	0	2.569
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	898.910	0	0	0	0	0	898.910
402	06	00	00	Productos químicos y derivados	2.701.445	0	0	0	0	0	2.701.445
402	06	01	00	Sustancias químicas y de uso industrial	5.568	0	0	0	0	0	5.568
402	06	02	00	Abonos, plaguicidas y otros	21.107	0	0	0	0	0	21.107
402	06	03	00	Tintas, pinturas y colorantes	885.207	0	0	0	0	0	885.207
402	06	04	00	Productos farmacéuticos y medicamentos	88.382	0	0	0	0	0	88.382
402	06	06	00	Combustibles y lubricantes	226.406	0	0	0	0	0	226.406
402	06	07	00	Productos diversos derivados del petróleo y del carbón	3.610	0	0	0	0	0	3.610
402	06	08	00	Productos plásticos	1.471.165	0	0	0	0	0	1.471.165
402	07	00	00	Productos minerales no metálicos	56.956	0	0	0	0	0	56.956
402	07	01	00	Productos de barro, loza y porcelana	1.380	0	0	0	0	0	1.380
402	07	02	00	Vidrios y productos de vidrio	43.871	0	0	0	0	0	43.871
402	07	03	00	Productos de arcilla para construcción	2.024	0	0	0	0	0	2.024
402	07	04	00	Cemento, cal y yeso	9.681	0	0	0	0	0	9.681
402	08	00	00	Productos metálicos	1.663.558	0	0	0	0	0	1.663.558
402	08	01	00	Productos primarios de hierro y acero	5.938	0	0	0	0	0	5.938
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	511.089	0	0	0	0	0	511.089
402	08	07	00	Material de señalamiento	296.711	0	0	0	0	0	296.711
402	08	09	00	Repuestos y accesorios para equipos de transporte	846.860	0	0	0	0	0	846.860
402	08	99	00	Otros productos metálicos	2.960	0	0	0	0	0	2.960
402	09	00	00	Productos de madera	1.623	0	0	0	0	0	1.623
402	09	01	00	Productos primarios de madera	1.623	0	0	0	0	0	1.623
402	10	00	00	Productos varios y útiles diversos	12.849.692	0	0	0	0	0	12.849.692
402	10	01	00	Artículos de deporte, recreación y juguetes	13.007	0	0	0	0	0	13.007
402	10	02	00	Materiales y útiles de limpieza y aseo	1.244.786	0	0	0	0	0	1.244.786
402	10	03	00	Utensilios de cocina y comedor	221.460	0	0	0	0	0	221.460

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	71.655	0	0	0	0	0	71.655
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.421.392	0	0	0	0	0	2.421.392
402	10	06	00	Condecoraciones, ofrendas y similares	127.185	0	0	0	0	0	127.185
402	10	07	00	Productos de seguridad en el trabajo	410.456	0	0	0	0	0	410.456
402	10	08	00	Materiales para equipos de computación	7.328.139	0	0	0	0	0	7.328.139
402	10	09	00	Especies timbradas y valores	369	0	0	0	0	0	369
402	10	11	00	Materiales eléctricos	568.618	0	0	0	0	0	568.618
402	10	12	00	Materiales para instalaciones sanitarias	206.402	0	0	0	0	0	206.402
402	10	99	00	Otros productos y útiles diversos	236.223	0	0	0	0	0	236.223
402	99	00	00	Otros materiales y suministros	382.106	0	0	0	0	0	382.106
402	99	01	00	Otros materiales y suministros	382.106	0	0	0	0	0	382.106
403	**00**	**00**	**00**	**Servicios no personales**	**98.440.722**	**0**	**0**	**0**	**0**	**0**	**98.440.722**
403	01	00	00	Alquileres de inmuebles	5.830.921	0	0	0	0	0	5.830.921
403	01	01	00	Alquileres de edificios y locales	5.830.921	0	0	0	0	0	5.830.921
403	04	00	00	Servicios básicos	11.488.894	0	0	0	0	0	11.488.894
403	04	01	00	Electricidad	1.730.168	0	0	0	0	0	1.730.168
403	04	03	00	Agua	229.406	0	0	0	0	0	229.406
403	04	04	00	Teléfonos	5.116.480	0	0	0	0	0	5.116.480
403	04	05	00	Servicio de comunicaciones	2.485.419	0	0	0	0	0	2.485.419
403	04	06	00	Servicio de aseo urbano y domiciliario	80.212	0	0	0	0	0	80.212
403	04	07	00	Servicio de condominio	1.847.209	0	0	0	0	0	1.847.209
403	06	00	00	Servicios de transporte y almacenaje	1.148.071	0	0	0	0	0	1.148.071
403	06	01	00	Fletes y embalajes	522.878	0	0	0	0	0	522.878
403	06	03	00	Estacionamiento	283.767	0	0	0	0	0	283.767
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	341.426	0	0	0	0	0	341.426
403	07	00	00	Servicios de información, impresión y relaciones públicas	14.675.435	0	0	0	0	0	14.675.435
403	07	01	00	Publicidad y propaganda	3.463.196	0	0	0	0	0	3.463.196
403	07	02	00	Imprenta y reproducción	3.448.187	0	0	0	0	0	3.448.187
403	07	03	00	Relaciones sociales	5.722.827	0	0	0	0	0	5.722.827
403	07	04	00	Avisos	2.041.225	0	0	0	0	0	2.041.225
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.817.756	0	0	0	0	0	2.817.756

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	01	00	Primas y gastos de seguros	2.487.406	0	0	0	0	0	2.487.406
403	08	02	00	Comisiones y gastos bancarios	291.907	0	0	0	0	0	291.907
403	08	03	00	Comisiones y gastos de adquisición de seguros	38.443	0	0	0	0	0	38.443
403	09	00	00	Viáticos y pasajes	12.776.625	0	0	0	0	0	12.776.625
403	09	01	00	Viáticos y pasajes dentro del país	11.072.793	0	0	0	0	0	11.072.793
403	09	02	00	Viáticos y pasajes fuera del país	1.552.712	0	0	0	0	0	1.552.712
403	09	03	00	Asignación por kilómetros recorridos	151.120	0	0	0	0	0	151.120
403	10	00	00	Servicios profesionales y técnicos	1.468.924	0	0	0	0	0	1.468.924
403	10	03	00	Servicios de procesamiento de datos	252.855	0	0	0	0	0	252.855
403	10	07	00	Servicios de capacitación y adiestramiento	1.040.901	0	0	0	0	0	1.040.901
403	10	99	00	Otros servicios profesionales y técnicos	175.168	0	0	0	0	0	175.168
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.333.985	0	0	0	0	0	7.333.985
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	166.157	0	0	0	0	0	166.157
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.108.268	0	0	0	0	0	3.108.268
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	730.395	0	0	0	0	0	730.395
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	125.892	0	0	0	0	0	125.892
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.036.278	0	0	0	0	0	3.036.278
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	166.995	0	0	0	0	0	166.995
403	12	00	00	Conservación y reparaciones menores de obras	15.239.361	0	0	0	0	0	15.239.361
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	15.239.361	0	0	0	0	0	15.239.361
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.423.858	0	0	0	0	0	1.423.858
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.423.858	0	0	0	0	0	1.423.858
403	18	00	00	Impuestos indirectos	21.315.272	0	0	0	0	0	21.315.272
403	18	01	00	Impuesto al valor agregado	21.308.279	0	0	0	0	0	21.308.279
403	18	99	00	Otros impuestos indirectos	6.993	0	0	0	0	0	6.993
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.061.825	0	0	0	0	0	2.061.825
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.061.825	0	0	0	0	0	2.061.825
403	99	00	00	Otros servicios no personales	859.795	0	0	0	0	0	859.795
403	99	01	00	Otros servicios no personales	859.795	0	0	0	0	0	859.795
404	**00**	**00**	**00**	**Activos reales**	**62.998.272**	**0**	**0**	**0**	**0**	**0**	**62.998.272**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	1.219.977	0	0	0	0	0	1.219.977
404	01	01	00	Repuestos mayores	1.086.755	0	0	0	0	0	1.086.755
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	1.086.755	0	0	0	0	0	1.086.755
404	01	02	00	Reparaciones mayores de maquinaria y equipos	133.222	0	0	0	0	0	133.222
404	01	02	06	Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional	7.800	0	0	0	0	0	7.800
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	125.422	0	0	0	0	0	125.422
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.877.930	0	0	0	0	0	1.877.930
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	10.159	0	0	0	0	0	10.159
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	401.017	0	0	0	0	0	401.017
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.389.457	0	0	0	0	0	1.389.457
404	03	05	00	Maquinaria y equipos industriales y de taller	14.586	0	0	0	0	0	14.586
404	03	06	00	Maquinaria y equipos de energía	62.711	0	0	0	0	0	62.711
404	04	00	00	Equipos de transporte, tracción y elevación	1.592.152	0	0	0	0	0	1.592.152
404	04	01	00	Vehículos automotores terrestres	1.047.485	0	0	0	0	0	1.047.485
404	04	03	00	Equipos marítimos de transporte	544.221	0	0	0	0	0	544.221
404	04	05	00	Vehículos de tracción no motorizados	446	0	0	0	0	0	446
404	05	00	00	Equipos de comunicaciones y de señalamiento	935.183	0	0	0	0	0	935.183
404	05	01	00	Equipos de telecomunicaciones	885.014	0	0	0	0	0	885.014
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	50.169	0	0	0	0	0	50.169
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	631.288	0	0	0	0	0	631.288
404	07	02	00	Equipos de enseñanza, deporte y recreación	574.698	0	0	0	0	0	574.698
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	55.921	0	0	0	0	0	55.921
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	669	0	0	0	0	0	669
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	434.798	0	0	0	0	0	434.798
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	434.798	0	0	0	0	0	434.798
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.339.119	0	0	0	0	0	20.339.119
404	09	01	00	Mobiliario y equipos de oficina	11.646.920	0	0	0	0	0	11.646.920
404	09	02	00	Equipos de computación	4.362.575	0	0	0	0	0	4.362.575
404	09	03	00	Mobiliario y equipos de alojamiento	3.826.438	0	0	0	0	0	3.826.438
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	503.186	0	0	0	0	0	503.186
404	11	00	00	Inmuebles, maquinaria y equipos usados	35.924.000	0	0	0	0	0	35.924.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	11	02	00	Adquisición de edificios e instalaciones	35.924.000	0	0	0	0	0	35.924.000
404	12	00	00	Activos intangibles	25.084	0	0	0	0	0	25.084
404	12	04	00	Paquetes y programas de computación	25.084	0	0	0	0	0	25.084
404	99	00	00	Otros activos reales	18.741	0	0	0	0	0	18.741
404	99	01	00	Otros activos reales	18.741	0	0	0	0	0	18.741
407	**00**	**00**	**00**	**Transferencias y donaciones**	**14.524.814.624**	**0**	**0**	**4.000.000.000**	**0**	**0**	**18.524.814.624**
407	01	00	00	Transferencias y donaciones corrientes internas	14.524.814.624	0	0	4.000.000.000	0	0	18.524.814.624
407	01	01	00	Transferencias corrientes internas al sector privado	45.358.233	0	0	0	0	0	45.358.233
407	01	01	01	Pensiones del personal empleado, obrero y militar	6.147.832	0	0	0	0	0	6.147.832
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	13.033.280	0	0	0	0	0	13.033.280
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.713.374	0	0	0	0	0	1.713.374
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	672.891	0	0	0	0	0	672.891
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.300.000	0	0	0	0	0	1.300.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.003.533	0	0	0	0	0	5.003.533
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	4.005.095	0	0	0	0	0	4.005.095
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.467.170	0	0	0	0	0	1.467.170
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	1.500.000	0	0	0	0	0	1.500.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	10.456.027	0	0	0	0	0	10.456.027
407	01	01	75	Subsidios a organismos laborales y gremiales	59.031	0	0	0	0	0	59.031
407	01	02	00	Donaciones corrientes internas al sector privado	144.231	0	0	0	0	0	144.231
407	01	02	01	Donaciones corrientes a personas	144.231	0	0	0	0	0	144.231
407	01	03	00	Transferencias corrientes internas al sector público	14.479.312.160	0	0	4.000.000.000	0	0	18.479.312.160
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	14.479.312.160	0	0	4.000.000.000	0	0	18.479.312.160
411	**00**	**00**	**00**	**Disminución de pasivos**	**10.000.000**	**0**	**0**	**0**	**0**	**0**	**10.000.000**
411	01	00	00	Disminución de gastos de personal por pagar	10.000.000	0	0	0	0	0	10.000.000
411	01	01	00	Disminución de sueldos, salarios y otras remuneraciones por pagar	10.000.000	0	0	0	0	0	10.000.000
				Totales	**15.318.402.039**	**0**	**0**	**4.000.000.000**	**0**	**0**	**19.318.402.039**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115534 130104000 ATENCIÓN DE LOS COMPROMISOS Y RELACIONES BILATERALES Y MULTILATERALES QUE EN MATERIA LABORAL TIENE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

OBJETIVO DEL PROYECTO: POSICIONAMIENTO INTERNACIONAL DEL ÁMBITO SOCIOLABORAL PARA FORTALECER EL EQUILIBRIO MULTINACIONAL Y LA AGENDA SOCIAL.

UNIDAD DE MEDIDA: PARTICIPACIÓN EN PROYECTO **META:** 28

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INTERNACIONALES Y ENLACE CON LA OIT **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.203.351**	**0**	**0**	**0**	**0**	**0**	**1.203.351**
401	01	00	00	Sueldos, salarios y otras retribuciones	249.565	0	0	0	0	0	249.565
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	249.565	0	0	0	0	0	249.565
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	34.190	0	0	0	0	0	34.190
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	34.190	0	0	0	0	0	34.190
401	03	00	00	Primas	260.573	0	0	0	0	0	260.573
401	03	08	00	Primas de profesionalización a empleados	39.705	0	0	0	0	0	39.705
401	03	09	00	Primas por antigüedad a empleados	16.619	0	0	0	0	0	16.619
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	19.800	0	0	0	0	0	19.800
401	03	97	00	Otras primas a empleados	184.449	0	0	0	0	0	184.449
401	04	00	00	Complementos de sueldos y salarios	197.668	0	0	0	0	0	197.668
401	04	08	00	Bono compensatorio de alimentación a empleados	132.480	0	0	0	0	0	132.480
401	04	96	00	Otros complementos a empleados	65.188	0	0	0	0	0	65.188
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	245.586	0	0	0	0	0	245.586
401	05	01	00	Aguinaldos a empleados	167.346	0	0	0	0	0	167.346
401	05	03	00	Bono vacacional a empleados	78.240	0	0	0	0	0	78.240
401	06	00	00	Aportes patronales y legales	48.605	0	0	0	0	0	48.605
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	25.257	0	0	0	0	0	25.257
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	7.487	0	0	0	0	0	7.487
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.771	0	0	0	0	0	4.771
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	11.090	0	0	0	0	0	11.090
401	07	00	00	Asistencia socio-económica	19.306	0	0	0	0	0	19.306
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	19.306	0	0	0	0	0	19.306
401	08	00	00	Prestaciones sociales e indemnizaciones	147.858	0	0	0	0	0	147.858
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	147.858	0	0	0	0	0	147.858
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**54.131**	**0**	**0**	**0**	**0**	**0**	**54.131**
402	05	00	00	Productos de papel, cartón e impresos	38.613	0	0	0	0	0	38.613
402	05	01	00	Pulpa de madera, papel y cartón	2.551	0	0	0	0	0	2.551

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115534 130104000 ATENCIÓN DE LOS COMPROMISOS Y RELACIONES BILATERALES Y MULTILATERALES QUE EN MATERIA LABORAL TIENE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

OBJETIVO DEL PROYECTO: POSICIONAMIENTO INTERNACIONAL DEL ÁMBITO SOCIOLABORAL PARA FORTALECER EL EQUILIBRIO MULTINACIONAL Y LA AGENDA SOCIAL.

UNIDAD DE MEDIDA: PARTICIPACIÓN EN PROYECTO **META:** 28

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INTERNACIONALES Y ENLACE CON LA OIT **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	36.062	0	0	0	0	0	36.062
402	06	00	00	Productos químicos y derivados	6.670	0	0	0	0	0	6.670
402	06	03	00	Tintas, pinturas y colorantes	5.968	0	0	0	0	0	5.968
402	06	08	00	Productos plásticos	702	0	0	0	0	0	702
402	10	00	00	Productos varios y útiles diversos	8.848	0	0	0	0	0	8.848
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.658	0	0	0	0	0	6.658
402	10	08	00	Materiales para equipos de computación	2.190	0	0	0	0	0	2.190
403	**00**	**00**	**00**	**Servicios no personales**	**1.854.264**	**0**	**0**	**0**	**0**	**0**	**1.854.264**
403	09	00	00	Viáticos y pasajes	1.648.698	0	0	0	0	0	1.648.698
403	09	01	00	Viáticos y pasajes dentro del país	98.346	0	0	0	0	0	98.346
403	09	02	00	Viáticos y pasajes fuera del país	1.550.352	0	0	0	0	0	1.550.352
403	18	00	00	Impuestos indirectos	205.566	0	0	0	0	0	205.566
403	18	01	00	Impuesto al valor agregado	205.566	0	0	0	0	0	205.566
				Totales	**3.111.746**	**0**	**0**	**0**	**0**	**0**	**3.111.746**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115534 130104000 ATENCIÓN DE LOS COMPROMISOS Y RELACIONES BILATERALES Y MULTILATERALES QUE EN MATERIA LABORAL TIENE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

OBJETIVO DEL PROYECTO: POSICIONAMIENTO INTERNACIONAL DEL ÁMBITO SOCIOLABORAL PARA FORTALECER EL EQUILIBRIO MULTINACIONAL Y LA AGENDA SOCIAL.

UNIDAD DE MEDIDA: PARTICIPACIÓN EN PROYECTO

META: 28

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INTERNACIONALES Y ENLACE CON LA OIT

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115534 130104000 ATENCIÓN DE LOS COMPROMISOS Y RELACIONES BILATERALES Y MULTILATERALES QUE EN MATERIA LABORAL TIENE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

OBJETIVO DEL PROYECTO: POSICIONAMIENTO INTERNACIONAL DEL ÁMBITO SOCIOLABORAL PARA FORTALECER EL EQUILIBRIO MULTINACIONAL Y LA AGENDA SOCIAL.

UNIDAD DE MEDIDA: PARTICIPACIÓN EN PROYECTO **META:** 28

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INTERNACIONALES Y ENLACE CON LA OIT **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130104001 REPRESENTACIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LAS DISTINTAS REUNIONES DE ORGANISMOS MULTILATERALES, EN MATERIA LABORAL .

UNIDAD DE MEDIDA: EVENTO ASISTIDO **META:** 12

RESPONSABLE/EJECUTOR: OFICINA RELACIONES INTERNACIONALES Y ENLACE CON LA OIT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**511.481**	**0**	**0**	**0**	**0**	0	**511.481**
401	01	00	00	Sueldos, salarios y otras retribuciones	130.465	0	0	0	0	0	130.465
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	130.465	0	0	0	0	0	130.465
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	14.684	0	0	0	0	0	14.684
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	14.684	0	0	0	0	0	14.684
401	03	00	00	Primas	115.969	0	0	0	0	0	115.969
401	03	08	00	Primas de profesionalización a empleados	22.179	0	0	0	0	0	22.179
401	03	09	00	Primas por antigüedad a empleados	7.671	0	0	0	0	0	7.671
401	03	97	00	Otras primas a empleados	86.119	0	0	0	0	0	86.119
401	04	00	00	Complementos de sueldos y salarios	71.585	0	0	0	0	0	71.585
401	04	08	00	Bono compensatorio de alimentación a empleados	49.680	0	0	0	0	0	49.680
401	04	96	00	Otros complementos a empleados	21.905	0	0	0	0	0	21.905
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	92.089	0	0	0	0	0	92.089
401	05	01	00	Aguinaldos a empleados	62.751	0	0	0	0	0	62.751
401	05	03	00	Bono vacacional a empleados	29.338	0	0	0	0	0	29.338
401	06	00	00	Aportes patronales y legales	24.496	0	0	0	0	0	24.496
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	12.920	0	0	0	0	0	12.920
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.914	0	0	0	0	0	3.914
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.440	0	0	0	0	0	2.440
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	5.222	0	0	0	0	0	5.222
401	07	00	00	Asistencia socio-económica	6.750	0	0	0	0	0	6.750
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.750	0	0	0	0	0	6.750
401	08	00	00	Prestaciones sociales e indemnizaciones	55.443	0	0	0	0	0	55.443
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	55.443	0	0	0	0	0	55.443

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115534 130104000 ATENCIÓN DE LOS COMPROMISOS Y RELACIONES BILATERALES Y MULTILATERALES QUE EN MATERIA LABORAL TIENE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

OBJETIVO DEL PROYECTO: POSICIONAMIENTO INTERNACIONAL DEL ÁMBITO SOCIOLABORAL PARA FORTALECER EL EQUILIBRIO MULTINACIONAL Y LA AGENDA SOCIAL.

UNIDAD DE MEDIDA: PARTICIPACIÓN EN PROYECTO **META:** 28

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INTERNACIONALES Y ENLACE CON LA OIT **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130104001 REPRESENTACIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LAS DISTINTAS REUNIONES DE ORGANISMOS MULTILATERALES, EN MATERIA LABORAL .

UNIDAD DE MEDIDA: EVENTO ASISTIDO **META:** 12

RESPONSABLE/EJECUTOR: OFICINA RELACIONES INTERNACIONALES Y ENLACE CON LA OIT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**22.052**	**0**	**0**	**0**	**0**	0	**22.052**
402	05	00	00	Productos de papel, cartón e impresos	17.987	0	0	0	0	0	17.987
402	05	01	00	Pulpa de madera, papel y cartón	1.727	0	0	0	0	0	1.727
402	05	03	00	Productos de papel y cartón para oficina	16.260	0	0	0	0	0	16.260
402	10	00	00	Productos varios y útiles diversos	4.065	0	0	0	0	0	4.065
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.875	0	0	0	0	0	1.875
402	10	08	00	Materiales para equipos de computación	2.190	0	0	0	0	0	2.190
403	**00**	**00**	**00**	**Servicios no personales**	**1.139.335**	**0**	**0**	**0**	**0**	0	**1.139.335**
403	09	00	00	Viáticos y pasajes	1.015.132	0	0	0	0	0	1.015.132
403	09	01	00	Viáticos y pasajes dentro del país	57.339	0	0	0	0	0	57.339
403	09	02	00	Viáticos y pasajes fuera del país	957.793	0	0	0	0	0	957.793
403	18	00	00	Impuestos indirectos	124.203	0	0	0	0	0	124.203
403	18	01	00	Impuesto al valor agregado	124.203	0	0	0	0	0	124.203
				Totales	**1.672.868**	**0**	**0**	**0**	**0**	0	**1.672.868**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115534 130104000 ATENCIÓN DE LOS COMPROMISOS Y RELACIONES BILATERALES Y MULTILATERALES QUE EN MATERIA LABORAL TIENE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

OBJETIVO DEL PROYECTO: POSICIONAMIENTO INTERNACIONAL DEL ÁMBITO SOCIOLABORAL PARA FORTALECER EL EQUILIBRIO MULTINACIONAL Y LA AGENDA SOCIAL.

UNIDAD DE MEDIDA: PARTICIPACIÓN EN PROYECTO **META:** 28

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INTERNACIONALES Y ENLACE CON LA OIT **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130104002 REPRESENTACIÓN DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA EN LOS MECANISMOS DE COOPERACIÓN E INTEGRACIÓN REGIONAL, BIREGIONAL Y COOPERACIÓN SUR-SUR, EN MATERIA LABORAL.

UNIDAD DE MEDIDA: EVENTO ASISTIDO **META:** 9

RESPONSABLE/EJECUTOR: OFICINA RELACIONES INTERNACIONALES Y ENLACE CON LA OIT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.882**	**0**	**0**	**0**	**0**	0	**17.882**
402	05	00	00	Productos de papel, cartón e impresos	8.086	0	0	0	0	0	8.086
402	05	03	00	Productos de papel y cartón para oficina	8.086	0	0	0	0	0	8.086
402	06	00	00	Productos químicos y derivados	5.968	0	0	0	0	0	5.968
402	06	03	00	Tintas, pinturas y colorantes	5.968	0	0	0	0	0	5.968
402	10	00	00	Productos varios y útiles diversos	3.828	0	0	0	0	0	3.828
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.828	0	0	0	0	0	3.828
403	**00**	**00**	**00**	**Servicios no personales**	**457.453**	**0**	**0**	**0**	**0**	0	**457.453**
403	09	00	00	Viáticos y pasajes	406.621	0	0	0	0	0	406.621
403	09	01	00	Viáticos y pasajes dentro del país	20.046	0	0	0	0	0	20.046
403	09	02	00	Viáticos y pasajes fuera del país	386.575	0	0	0	0	0	386.575
403	18	00	00	Impuestos indirectos	50.832	0	0	0	0	0	50.832
403	18	01	00	Impuesto al valor agregado	50.832	0	0	0	0	0	50.832
				Totales	**475.335**	**0**	**0**	**0**	**0**	0	**475.335**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115534 130104000 ATENCIÓN DE LOS COMPROMISOS Y RELACIONES BILATERALES Y MULTILATERALES QUE EN MATERIA LABORAL TIENE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

OBJETIVO DEL PROYECTO: POSICIONAMIENTO INTERNACIONAL DEL ÁMBITO SOCIOLABORAL PARA FORTALECER EL EQUILIBRIO MULTINACIONAL Y LA AGENDA SOCIAL.

UNIDAD DE MEDIDA: PARTICIPACIÓN EN PROYECTO **META:** 28

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INTERNACIONALES Y ENLACE CON LA OIT **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130104003 PROMOCIÓN DE LAS RELACIONES BILATERALES ENTRE EL GOBIERNO DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, Y OTROS GOBIERNOS EN EL ÁMBITO INTERNACIONAL EN MATERIA LABORAL.

UNIDAD DE MEDIDA: *EVENTO ASISTIDO* **META:** 4

RESPONSABLE/EJECUTOR: OFICINA RELACIONES INTERNACIONALES Y ENLACE CON LA OIT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**691.870**	**0**	**0**	**0**	**0**	0	**691.870**
401	01	00	00	Sueldos, salarios y otras retribuciones	119.100	0	0	0	0	0	119.100
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	119.100	0	0	0	0	0	119.100
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	19.506	0	0	0	0	0	19.506
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	19.506	0	0	0	0	0	19.506
401	03	00	00	Primas	144.604	0	0	0	0	0	144.604
401	03	08	00	Primas de profesionalización a empleados	17.526	0	0	0	0	0	17.526
401	03	09	00	Primas por antigüedad a empleados	8.948	0	0	0	0	0	8.948
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	19.800	0	0	0	0	0	19.800
401	03	97	00	Otras primas a empleados	98.330	0	0	0	0	0	98.330
401	04	00	00	Complementos de sueldos y salarios	126.083	0	0	0	0	0	126.083
401	04	08	00	Bono compensatorio de alimentación a empleados	82.800	0	0	0	0	0	82.800
401	04	96	00	Otros complementos a empleados	43.283	0	0	0	0	0	43.283
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	153.497	0	0	0	0	0	153.497
401	05	01	00	Aguinaldos a empleados	104.595	0	0	0	0	0	104.595
401	05	03	00	Bono vacacional a empleados	48.902	0	0	0	0	0	48.902
401	06	00	00	Aportes patronales y legales	24.109	0	0	0	0	0	24.109
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	12.337	0	0	0	0	0	12.337
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.573	0	0	0	0	0	3.573
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.331	0	0	0	0	0	2.331
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	5.868	0	0	0	0	0	5.868
401	07	00	00	Asistencia socio-económica	12.556	0	0	0	0	0	12.556
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	12.556	0	0	0	0	0	12.556
401	08	00	00	Prestaciones sociales e indemnizaciones	92.415	0	0	0	0	0	92.415

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115534 130104000 ATENCIÓN DE LOS COMPROMISOS Y RELACIONES BILATERALES Y MULTILATERALES QUE EN MATERIA LABORAL TIENE LA REPÚBLICA BOLIVARIANA DE VENEZUELA.

OBJETIVO DEL PROYECTO: POSICIONAMIENTO INTERNACIONAL DEL ÁMBITO SOCIOLABORAL PARA FORTALECER EL EQUILIBRIO MULTINACIONAL Y LA AGENDA SOCIAL.

UNIDAD DE MEDIDA: PARTICIPACIÓN EN PROYECTO **META:** 28

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INTERNACIONALES Y ENLACE CON LA OIT **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130104003 PROMOCIÓN DE LAS RELACIONES BILATERALES ENTRE EL GOBIERNO DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, Y OTROS GOBIERNOS EN EL ÁMBITO INTERNACIONAL EN MATERIA LABORAL.

UNIDAD DE MEDIDA: EVENTO ASISTIDO **META:** 4

RESPONSABLE/EJECUTOR: OFICINA RELACIONES INTERNACIONALES Y ENLACE CON LA OIT

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	92.415	0	0	0	0	0	92.415
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.197**	**0**	**0**	**0**	**0**	0	**14.197**
402	05	00	00	Productos de papel, cartón e impresos	12.540	0	0	0	0	0	12.540
402	05	01	00	Pulpa de madera, papel y cartón	824	0	0	0	0	0	824
402	05	03	00	Productos de papel y cartón para oficina	11.716	0	0	0	0	0	11.716
402	06	00	00	Productos químicos y derivados	702	0	0	0	0	0	702
402	06	08	00	Productos plásticos	702	0	0	0	0	0	702
402	10	00	00	Productos varios y útiles diversos	955	0	0	0	0	0	955
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	955	0	0	0	0	0	955
403	**00**	**00**	**00**	**Servicios no personales**	**257.476**	**0**	**0**	**0**	**0**	0	**257.476**
403	09	00	00	Viáticos y pasajes	226.945	0	0	0	0	0	226.945
403	09	01	00	Viáticos y pasajes dentro del país	20.961	0	0	0	0	0	20.961
403	09	02	00	Viáticos y pasajes fuera del país	205.984	0	0	0	0	0	205.984
403	18	00	00	Impuestos indirectos	30.531	0	0	0	0	0	30.531
403	18	01	00	Impuesto al valor agregado	30.531	0	0	0	0	0	30.531
				Totales	**963.543**	**0**	**0**	**0**	**0**	0	**963.543**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115555 130105000 SISTEMA INTEGRADO DE GESTIÓN DOCUMENTAL, REGISTROS ESTADÍSTICOS E INFORMÁTICOS.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.820.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**11.182.318**	**0**	**0**	**0**	**0**	**0**	**11.182.318**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.562.128	0	0	0	0	0	2.562.128
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.982.272	0	0	0	0	0	1.982.272
401	01	18	00	Remuneraciones al personal contratado	579.856	0	0	0	0	0	579.856
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	250.880	0	0	0	0	0	250.880
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	250.880	0	0	0	0	0	250.880
401	03	00	00	Primas	1.813.906	0	0	0	0	0	1.813.906
401	03	08	00	Primas de profesionalización a empleados	179.641	0	0	0	0	0	179.641
401	03	09	00	Primas por antigüedad a empleados	121.517	0	0	0	0	0	121.517
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	151.200	0	0	0	0	0	151.200
401	03	40	00	Primas de profesionalización al personal contratado	55.341	0	0	0	0	0	55.341
401	03	41	00	Primas por antigüedad al personal contratado	19.471	0	0	0	0	0	19.471
401	03	97	00	Otras primas a empleados	1.286.736	0	0	0	0	0	1.286.736
401	04	00	00	Complementos de sueldos y salarios	2.512.002	0	0	0	0	0	2.512.002
401	04	08	00	Bono compensatorio de alimentación a empleados	1.043.280	0	0	0	0	0	1.043.280
401	04	26	00	Bono compensatorio de alimentación al personal contratado	447.120	0	0	0	0	0	447.120
401	04	96	00	Otros complementos a empleados	479.030	0	0	0	0	0	479.030
401	04	98	00	Otros complementos al personal contratado	542.572	0	0	0	0	0	542.572
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.108.415	0	0	0	0	0	2.108.415
401	05	01	00	Aguinaldos a empleados	1.067.332	0	0	0	0	0	1.067.332
401	05	03	00	Bono vacacional a empleados	499.013	0	0	0	0	0	499.013
401	05	07	00	Aguinaldos al personal contratado	369.375	0	0	0	0	0	369.375
401	05	08	00	Bono vacacional al personal contratado	172.695	0	0	0	0	0	172.695
401	06	00	00	Aportes patronales y legales	459.217	0	0	0	0	0	459.217
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	198.775	0	0	0	0	0	198.775
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	59.469	0	0	0	0	0	59.469
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	37.546	0	0	0	0	0	37.546
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	81.341	0	0	0	0	0	81.341

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115555 130105000 SISTEMA INTEGRADO DE GESTIÓN DOCUMENTAL, REGISTROS ESTADÍSTICOS E INFORMÁTICOS.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.820.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	61.362	0	0	0	0	0	61.362
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	20.724	0	0	0	0	0	20.724
401	07	00	00	Asistencia socio-económica	240.906	0	0	0	0	0	240.906
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	178.011	0	0	0	0	0	178.011
401	07	33	00	Asistencia socio-económica al personal contratado	62.895	0	0	0	0	0	62.895
401	08	00	00	Prestaciones sociales e indemnizaciones	1.234.864	0	0	0	0	0	1.234.864
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	943.041	0	0	0	0	0	943.041
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	291.823	0	0	0	0	0	291.823
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.614.974**	**0**	**0**	**0**	**0**	**0**	**1.614.974**
402	01	00	00	Productos alimenticios y agropecuarios	14.186	0	0	0	0	0	14.186
402	01	01	00	Alimentos y bebidas para personas	14.186	0	0	0	0	0	14.186
402	03	00	00	Textiles y vestuarios	20.663	0	0	0	0	0	20.663
402	03	02	00	Prendas de vestir	20.663	0	0	0	0	0	20.663
402	05	00	00	Productos de papel, cartón e impresos	477.397	0	0	0	0	0	477.397
402	05	01	00	Pulpa de madera, papel y cartón	155.684	0	0	0	0	0	155.684
402	05	02	00	Envases y cajas de papel y cartón	24.003	0	0	0	0	0	24.003
402	05	03	00	Productos de papel y cartón para oficina	281.353	0	0	0	0	0	281.353
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	16.357	0	0	0	0	0	16.357
402	06	00	00	Productos químicos y derivados	42.830	0	0	0	0	0	42.830
402	06	03	00	Tintas, pinturas y colorantes	7.387	0	0	0	0	0	7.387
402	06	08	00	Productos plásticos	35.443	0	0	0	0	0	35.443
402	08	00	00	Productos metálicos	42.356	0	0	0	0	0	42.356
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	42.356	0	0	0	0	0	42.356
402	10	00	00	Productos varios y útiles diversos	995.353	0	0	0	0	0	995.353
402	10	02	00	Materiales y útiles de limpieza y aseo	114.343	0	0	0	0	0	114.343
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	245.577	0	0	0	0	0	245.577
402	10	08	00	Materiales para equipos de computación	371.811	0	0	0	0	0	371.811
402	10	11	00	Materiales eléctricos	263.622	0	0	0	0	0	263.622

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115555 130105000 SISTEMA INTEGRADO DE GESTIÓN DOCUMENTAL, REGISTROS ESTADÍSTICOS E INFORMÁTICOS.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.820.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	22.189	0	0	0	0	0	22.189
402	99	01	00	Otros materiales y suministros	22.189	0	0	0	0	0	22.189
403	**00**	**00**	**00**	**Servicios no personales**	**5.463.234**	**0**	**0**	**0**	**0**	**0**	**5.463.234**
403	04	00	00	Servicios básicos	2.424.447	0	0	0	0	0	2.424.447
403	04	04	00	Teléfonos	909.892	0	0	0	0	0	909.892
403	04	05	00	Servicio de comunicaciones	1.514.555	0	0	0	0	0	1.514.555
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.064	0	0	0	0	0	2.064
403	07	02	00	Imprenta y reproducción	2.064	0	0	0	0	0	2.064
403	09	00	00	Viáticos y pasajes	795.881	0	0	0	0	0	795.881
403	09	01	00	Viáticos y pasajes dentro del país	795.881	0	0	0	0	0	795.881
403	10	00	00	Servicios profesionales y técnicos	389.480	0	0	0	0	0	389.480
403	10	03	00	Servicios de procesamiento de datos	199.114	0	0	0	0	0	199.114
403	10	07	00	Servicios de capacitación y adiestramiento	136.490	0	0	0	0	0	136.490
403	10	99	00	Otros servicios profesionales y técnicos	53.876	0	0	0	0	0	53.876
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	765.257	0	0	0	0	0	765.257
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	669.600	0	0	0	0	0	669.600
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	95.657	0	0	0	0	0	95.657
403	12	00	00	Conservación y reparaciones menores de obras	47.628	0	0	0	0	0	47.628
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	47.628	0	0	0	0	0	47.628
403	18	00	00	Impuestos indirectos	1.038.477	0	0	0	0	0	1.038.477
403	18	01	00	Impuesto al valor agregado	1.038.477	0	0	0	0	0	1.038.477
404	**00**	**00**	**00**	**Activos reales**	**2.120.672**	**0**	**0**	**0**	**0**	**0**	**2.120.672**
404	01	00	00	Repuestos y reparaciones mayores	1.086.755	0	0	0	0	0	1.086.755
404	01	01	00	Repuestos mayores	1.086.755	0	0	0	0	0	1.086.755
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	1.086.755	0	0	0	0	0	1.086.755
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.318	0	0	0	0	0	3.318
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	836	0	0	0	0	0	836
404	03	05	00	Maquinaria y equipos industriales y de taller	2.482	0	0	0	0	0	2.482

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115555 130105000 SISTEMA INTEGRADO DE GESTIÓN DOCUMENTAL, REGISTROS ESTADÍSTICOS E INFORMÁTICOS.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.820.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	296.175	0	0	0	0	0	296.175
404	05	01	00	Equipos de telecomunicaciones	296.175	0	0	0	0	0	296.175
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	7.007	0	0	0	0	0	7.007
404	07	02	00	Equipos de enseñanza, deporte y recreación	7.007	0	0	0	0	0	7.007
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	727.417	0	0	0	0	0	727.417
404	09	01	00	Mobiliario y equipos de oficina	22.626	0	0	0	0	0	22.626
404	09	02	00	Equipos de computación	700.161	0	0	0	0	0	700.161
404	09	03	00	Mobiliario y equipos de alojamiento	1.763	0	0	0	0	0	1.763
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.867	0	0	0	0	0	2.867
				Totales	**20.381.198**	**0**	**0**	**0**	**0**	**0**	**20.381.198**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115555 130105000 SISTEMA INTEGRADO DE GESTIÓN DOCUMENTAL, REGISTROS ESTADÍSTICOS E INFORMÁTICOS.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.820.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115555 130105000 SISTEMA INTEGRADO DE GESTIÓN DOCUMENTAL, REGISTROS ESTADÍSTICOS E INFORMÁTICOS.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.820.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130105001 ESTANDARIZACIÓN DE LA GESTIÓN DE DOCUMENTOS Y ARCHIVOS EN ÁREAS ADMINISTRATIVAS Y OPERATIVAS.

UNIDAD DE MEDIDA: ARCHIVO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.907.033**	**0**	**0**	**0**	**0**	0	**1.907.033**
401	01	00	00	Sueldos, salarios y otras retribuciones	410.683	0	0	0	0	0	410.683
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	410.683	0	0	0	0	0	410.683
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	56.361	0	0	0	0	0	56.361
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	56.361	0	0	0	0	0	56.361
401	03	00	00	Primas	387.134	0	0	0	0	0	387.134
401	03	08	00	Primas de profesionalización a empleados	34.042	0	0	0	0	0	34.042
401	03	09	00	Primas por antigüedad a empleados	26.965	0	0	0	0	0	26.965
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	55.800	0	0	0	0	0	55.800
401	03	97	00	Otras primas a empleados	270.327	0	0	0	0	0	270.327
401	04	00	00	Complementos de sueldos y salarios	350.577	0	0	0	0	0	350.577
401	04	08	00	Bono compensatorio de alimentación a empleados	231.840	0	0	0	0	0	231.840
401	04	96	00	Otros complementos a empleados	118.737	0	0	0	0	0	118.737
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	362.481	0	0	0	0	0	362.481
401	05	01	00	Aguinaldos a empleados	247.000	0	0	0	0	0	247.000
401	05	03	00	Bono vacacional a empleados	115.481	0	0	0	0	0	115.481
401	06	00	00	Aportes patronales y legales	79.573	0	0	0	0	0	79.573
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	41.572	0	0	0	0	0	41.572
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	12.321	0	0	0	0	0	12.321
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.852	0	0	0	0	0	7.852
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	17.828	0	0	0	0	0	17.828
401	07	00	00	Asistencia socio-económica	41.987	0	0	0	0	0	41.987
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	41.987	0	0	0	0	0	41.987

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115555 130105000 SISTEMA INTEGRADO DE GESTIÓN DOCUMENTAL, REGISTROS ESTADÍSTICOS E INFORMÁTICOS.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.820.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130105001 ESTANDARIZACIÓN DE LA GESTIÓN DE DOCUMENTOS Y ARCHIVOS EN ÁREAS ADMINISTRATIVAS Y OPERATIVAS.

UNIDAD DE MEDIDA: ARCHIVO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	218.237	0	0	0	0	0	218.237
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	218.237	0	0	0	0	0	218.237
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**417.963**	**0**	**0**	**0**	**0**	0	**417.963**
402	01	00	00	Productos alimenticios y agropecuarios	4.290	0	0	0	0	0	4.290
402	01	01	00	Alimentos y bebidas para personas	4.290	0	0	0	0	0	4.290
402	03	00	00	Textiles y vestuarios	13.499	0	0	0	0	0	13.499
402	03	02	00	Prendas de vestir	13.499	0	0	0	0	0	13.499
402	05	00	00	Productos de papel, cartón e impresos	113.637	0	0	0	0	0	113.637
402	05	01	00	Pulpa de madera, papel y cartón	10.420	0	0	0	0	0	10.420
402	05	02	00	Envases y cajas de papel y cartón	6.903	0	0	0	0	0	6.903
402	05	03	00	Productos de papel y cartón para oficina	81.721	0	0	0	0	0	81.721
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	14.593	0	0	0	0	0	14.593
402	06	00	00	Productos químicos y derivados	7.297	0	0	0	0	0	7.297
402	06	08	00	Productos plásticos	7.297	0	0	0	0	0	7.297
402	10	00	00	Productos varios y útiles diversos	279.240	0	0	0	0	0	279.240
402	10	02	00	Materiales y útiles de limpieza y aseo	64.400	0	0	0	0	0	64.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	134.140	0	0	0	0	0	134.140
402	10	08	00	Materiales para equipos de computación	80.700	0	0	0	0	0	80.700
403	**00**	**00**	**00**	**Servicios no personales**	**118.705**	**0**	**0**	**0**	**0**	0	**118.705**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.064	0	0	0	0	0	2.064
403	07	02	00	Imprenta y reproducción	2.064	0	0	0	0	0	2.064
403	12	00	00	Conservación y reparaciones menores de obras	47.628	0	0	0	0	0	47.628
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	47.628	0	0	0	0	0	47.628
403	18	00	00	Impuestos indirectos	69.013	0	0	0	0	0	69.013

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115555 130105000 SISTEMA INTEGRADO DE GESTIÓN DOCUMENTAL, REGISTROS ESTADÍSTICOS E INFORMÁTICOS.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.820.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130105001 ESTANDARIZACIÓN DE LA GESTIÓN DE DOCUMENTOS Y ARCHIVOS EN ÁREAS ADMINISTRATIVAS Y OPERATIVAS.

UNIDAD DE MEDIDA: ARCHIVO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	69.013	0	0	0	0	0	69.013
404	**00**	**00**	**00**	**Activos reales**	**62.189**	**0**	**0**	**0**	**0**	0	**62.189**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	62.189	0	0	0	0	0	62.189
404	09	02	00	Equipos de computación	62.189	0	0	0	0	0	62.189
				Totales	**2.505.890**	**0**	**0**	**0**	**0**	0	**2.505.890**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115555 130105000 SISTEMA INTEGRADO DE GESTIÓN DOCUMENTAL, REGISTROS ESTADÍSTICOS E INFORMÁTICOS.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.820.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130105002 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LAS UNIDADES SUSTANTIVAS DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL UBICADAS A NIVEL NACIONAL A LOS FINES DE MEJORAR SU INTERCONEXIÓN Y FORTALECER LA MIGRACIÓN DE LA PLATAFORMA TECNOLÓGICA A SOFTWARE LIBRE.

UNIDAD DE MEDIDA: INFRAESTRUCTURA **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.742.249**	**0**	**0**	**0**	**0**	0	**5.742.249**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.286.430	0	0	0	0	0	1.286.430
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	899.587	0	0	0	0	0	899.587
401	01	18	00	Remuneraciones al personal contratado	386.843	0	0	0	0	0	386.843
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	135.238	0	0	0	0	0	135.238
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	135.238	0	0	0	0	0	135.238
401	03	00	00	Primas	864.057	0	0	0	0	0	864.057
401	03	08	00	Primas de profesionalización a empleados	79.702	0	0	0	0	0	79.702
401	03	09	00	Primas por antigüedad a empleados	58.762	0	0	0	0	0	58.762
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	75.600	0	0	0	0	0	75.600
401	03	40	00	Primas de profesionalización al personal contratado	34.574	0	0	0	0	0	34.574
401	03	41	00	Primas por antigüedad al personal contratado	11.596	0	0	0	0	0	11.596
401	03	97	00	Otras primas a empleados	603.823	0	0	0	0	0	603.823
401	04	00	00	Complementos de sueldos y salarios	1.353.338	0	0	0	0	0	1.353.338
401	04	08	00	Bono compensatorio de alimentación a empleados	463.680	0	0	0	0	0	463.680
401	04	26	00	Bono compensatorio de alimentación al personal contratado	298.080	0	0	0	0	0	298.080
401	04	96	00	Otros complementos a empleados	225.804	0	0	0	0	0	225.804
401	04	98	00	Otros complementos al personal contratado	365.774	0	0	0	0	0	365.774
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.106.697	0	0	0	0	0	1.106.697
401	05	01	00	Aguinaldos a empleados	507.674	0	0	0	0	0	507.674
401	05	03	00	Bono vacacional a empleados	237.354	0	0	0	0	0	237.354
401	05	07	00	Aguinaldos al personal contratado	246.447	0	0	0	0	0	246.447
401	05	08	00	Bono vacacional al personal contratado	115.222	0	0	0	0	0	115.222

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115555 130105000 SISTEMA INTEGRADO DE GESTIÓN DOCUMENTAL, REGISTROS ESTADÍSTICOS E INFORMÁTICOS.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.820.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130105002 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LAS UNIDADES SUSTANTIVAS DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL UBICADAS A NIVEL NACIONAL A LOS FINES DE MEJORAR SU INTERCONEXIÓN Y FORTALECER LA MIGRACIÓN DE LA PLATAFORMA TECNOLÓGICA A SOFTWARE LIBRE.

UNIDAD DE MEDIDA: INFRAESTRUCTURA **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	229.264	0	0	0	0	0	229.264
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	92.111	0	0	0	0	0	92.111
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	26.988	0	0	0	0	0	26.988
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	17.399	0	0	0	0	0	17.399
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	38.002	0	0	0	0	0	38.002
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	40.937	0	0	0	0	0	40.937
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	13.827	0	0	0	0	0	13.827
401	07	00	00	Asistencia socio-económica	123.966	0	0	0	0	0	123.966
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	82.003	0	0	0	0	0	82.003
401	07	33	00	Asistencia socio-económica al personal contratado	41.963	0	0	0	0	0	41.963
401	08	00	00	Prestaciones sociales e indemnizaciones	643.259	0	0	0	0	0	643.259
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	448.555	0	0	0	0	0	448.555
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	194.704	0	0	0	0	0	194.704
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**440.536**	**0**	**0**	**0**	**0**	0	**440.536**
402	01	00	00	Productos alimenticios y agropecuarios	663	0	0	0	0	0	663
402	01	01	00	Alimentos y bebidas para personas	663	0	0	0	0	0	663
402	03	00	00	Textiles y vestuarios	7.164	0	0	0	0	0	7.164
402	03	02	00	Prendas de vestir	7.164	0	0	0	0	0	7.164
402	05	00	00	Productos de papel, cartón e impresos	119.825	0	0	0	0	0	119.825
402	05	01	00	Pulpa de madera, papel y cartón	73.589	0	0	0	0	0	73.589
402	05	02	00	Envases y cajas de papel y cartón	2.388	0	0	0	0	0	2.388
402	05	03	00	Productos de papel y cartón para oficina	43.848	0	0	0	0	0	43.848
402	06	00	00	Productos químicos y derivados	7.387	0	0	0	0	0	7.387

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115555 130105000 SISTEMA INTEGRADO DE GESTIÓN DOCUMENTAL, REGISTROS ESTADÍSTICOS E INFORMÁTICOS.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.820.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130105002 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LAS UNIDADES SUSTANTIVAS DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL UBICADAS A NIVEL NACIONAL A LOS FINES DE MEJORAR SU INTERCONEXIÓN Y FORTALECER LA MIGRACIÓN DE LA PLATAFORMA TECNOLÓGICA A SOFTWARE LIBRE.

UNIDAD DE MEDIDA: INFRAESTRUCTURA **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	7.387	0	0	0	0	0	7.387
402	08	00	00	Productos metálicos	42.356	0	0	0	0	0	42.356
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	42.356	0	0	0	0	0	42.356
402	10	00	00	Productos varios y útiles diversos	263.141	0	0	0	0	0	263.141
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	42.162	0	0	0	0	0	42.162
402	10	11	00	Materiales eléctricos	220.979	0	0	0	0	0	220.979
403	**00**	**00**	**00**	**Servicios no personales**	**3.004.626**	**0**	**0**	**0**	**0**	0	**3.004.626**
403	04	00	00	Servicios básicos	1.330.014	0	0	0	0	0	1.330.014
403	04	04	00	Teléfonos	508.577	0	0	0	0	0	508.577
403	04	05	00	Servicio de comunicaciones	821.437	0	0	0	0	0	821.437
403	09	00	00	Viáticos y pasajes	124.354	0	0	0	0	0	124.354
403	09	01	00	Viáticos y pasajes dentro del país	124.354	0	0	0	0	0	124.354
403	10	00	00	Servicios profesionales y técnicos	211.562	0	0	0	0	0	211.562
403	10	03	00	Servicios de procesamiento de datos	188.126	0	0	0	0	0	188.126
403	10	07	00	Servicios de capacitación y adiestramiento	21.284	0	0	0	0	0	21.284
403	10	99	00	Otros servicios profesionales y técnicos	2.152	0	0	0	0	0	2.152
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	765.257	0	0	0	0	0	765.257
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	669.600	0	0	0	0	0	669.600
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	95.657	0	0	0	0	0	95.657
403	18	00	00	Impuestos indirectos	573.439	0	0	0	0	0	573.439
403	18	01	00	Impuesto al valor agregado	573.439	0	0	0	0	0	573.439
404	**00**	**00**	**00**	**Activos reales**	**1.371.319**	**0**	**0**	**0**	**0**	0	**1.371.319**
404	01	00	00	Repuestos y reparaciones mayores	1.086.755	0	0	0	0	0	1.086.755

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115555 130105000 SISTEMA INTEGRADO DE GESTIÓN DOCUMENTAL, REGISTROS ESTADÍSTICOS E INFORMÁTICOS.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.820.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130105002 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LAS UNIDADES SUSTANTIVAS DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL UBICADAS A NIVEL NACIONAL A LOS FINES DE MEJORAR SU INTERCONEXIÓN Y FORTALECER LA MIGRACIÓN DE LA PLATAFORMA TECNOLÓGICA A SOFTWARE LIBRE.

UNIDAD DE MEDIDA: INFRAESTRUCTURA **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	00	Repuestos mayores	1.086.755	0	0	0	0	0	1.086.755
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	1.086.755	0	0	0	0	0	1.086.755
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.309	0	0	0	0	0	2.309
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	582	0	0	0	0	0	582
404	03	05	00	Maquinaria y equipos industriales y de taller	1.727	0	0	0	0	0	1.727
404	05	00	00	Equipos de comunicaciones y de señalamiento	206.127	0	0	0	0	0	206.127
404	05	01	00	Equipos de telecomunicaciones	206.127	0	0	0	0	0	206.127
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	303	0	0	0	0	0	303
404	07	02	00	Equipos de enseñanza, deporte y recreación	303	0	0	0	0	0	303
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	75.825	0	0	0	0	0	75.825
404	09	01	00	Mobiliario y equipos de oficina	3.191	0	0	0	0	0	3.191
404	09	02	00	Equipos de computación	69.918	0	0	0	0	0	69.918
404	09	03	00	Mobiliario y equipos de alojamiento	720	0	0	0	0	0	720
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.996	0	0	0	0	0	1.996
				Totales	**10.558.730**	**0**	**0**	**0**	**0**	0	**10.558.730**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115555 130105000 SISTEMA INTEGRADO DE GESTIÓN DOCUMENTAL, REGISTROS ESTADÍSTICOS E INFORMÁTICOS.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.820.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130105003 DESARROLLO DE LOS SISTEMAS BAJO TECNOLOGÍAS ABIERTAS ORIENTADOS A INTEGRAR LOS PROCESOS ADMINISTRATIVOS Y OPERATIVOS DE LAS UNIDADES SUSTANTIVAS DEL MINISTERIO, CON ALTO NIVEL DE ACCESO A USUARIOS EXTERNOS Y CAPACITAR EN SU USO Y APROVECHAMIENTO AL PERSONAL EN MATERIA DE TECNOLOGÍA A NIVEL NACIONAL.

UNIDAD DE MEDIDA: SOPORTE TECNOLÓGICO **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**231.660**	**0**	**0**	**0**	**0**	0	**231.660**
402	01	00	00	Productos alimenticios y agropecuarios	9.233	0	0	0	0	0	9.233
402	01	01	00	Alimentos y bebidas para personas	9.233	0	0	0	0	0	9.233
402	05	00	00	Productos de papel, cartón e impresos	52.491	0	0	0	0	0	52.491
402	05	01	00	Pulpa de madera, papel y cartón	16.313	0	0	0	0	0	16.313
402	05	02	00	Envases y cajas de papel y cartón	10.162	0	0	0	0	0	10.162
402	05	03	00	Productos de papel y cartón para oficina	26.016	0	0	0	0	0	26.016
402	06	00	00	Productos químicos y derivados	13.505	0	0	0	0	0	13.505
402	06	08	00	Productos plásticos	13.505	0	0	0	0	0	13.505
402	10	00	00	Productos varios y útiles diversos	134.242	0	0	0	0	0	134.242
402	10	02	00	Materiales y útiles de limpieza y aseo	35.202	0	0	0	0	0	35.202
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	23.750	0	0	0	0	0	23.750
402	10	08	00	Materiales para equipos de computación	32.647	0	0	0	0	0	32.647
402	10	11	00	Materiales eléctricos	42.643	0	0	0	0	0	42.643
402	99	00	00	Otros materiales y suministros	22.189	0	0	0	0	0	22.189
402	99	01	00	Otros materiales y suministros	22.189	0	0	0	0	0	22.189
403	**00**	**00**	**00**	**Servicios no personales**	**1.371.237**	**0**	**0**	**0**	**0**	0	**1.371.237**
403	04	00	00	Servicios básicos	1.094.433	0	0	0	0	0	1.094.433
403	04	04	00	Teléfonos	401.315	0	0	0	0	0	401.315
403	04	05	00	Servicio de comunicaciones	693.118	0	0	0	0	0	693.118
403	09	00	00	Viáticos y pasajes	19.879	0	0	0	0	0	19.879
403	09	01	00	Viáticos y pasajes dentro del país	19.879	0	0	0	0	0	19.879
403	10	00	00	Servicios profesionales y técnicos	10.988	0	0	0	0	0	10.988

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115555 130105000 SISTEMA INTEGRADO DE GESTIÓN DOCUMENTAL, REGISTROS ESTADÍSTICOS E INFORMÁTICOS.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.820.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130105003 DESARROLLO DE LOS SISTEMAS BAJO TECNOLOGÍAS ABIERTAS ORIENTADOS A INTEGRAR LOS PROCESOS ADMINISTRATIVOS Y OPERATIVOS DE LAS UNIDADES SUSTANTIVAS DEL MINISTERIO, CON ALTO NIVEL DE ACCESO A USUARIOS EXTERNOS Y CAPACITAR EN SU USO Y APROVECHAMIENTO AL PERSONAL EN MATERIA DE TECNOLOGÍA A NIVEL NACIONAL.

UNIDAD DE MEDIDA: SOPORTE TECNOLÓGICO **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	03	00	Servicios de procesamiento de datos	10.988	0	0	0	0	0	10.988
403	18	00	00	Impuestos indirectos	245.937	0	0	0	0	0	245.937
403	18	01	00	Impuesto al valor agregado	245.937	0	0	0	0	0	245.937
404	**00**	**00**	**00**	**Activos reales**	**599.066**	**0**	**0**	**0**	**0**	0	**599.066**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.009	0	0	0	0	0	1.009
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	254	0	0	0	0	0	254
404	03	05	00	Maquinaria y equipos industriales y de taller	755	0	0	0	0	0	755
404	05	00	00	Equipos de comunicaciones y de señalamiento	90.048	0	0	0	0	0	90.048
404	05	01	00	Equipos de telecomunicaciones	90.048	0	0	0	0	0	90.048
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	132	0	0	0	0	0	132
404	07	02	00	Equipos de enseñanza, deporte y recreación	132	0	0	0	0	0	132
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	507.877	0	0	0	0	0	507.877
404	09	01	00	Mobiliario y equipos de oficina	1.393	0	0	0	0	0	1.393
404	09	02	00	Equipos de computación	505.298	0	0	0	0	0	505.298
404	09	03	00	Mobiliario y equipos de alojamiento	315	0	0	0	0	0	315
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	871	0	0	0	0	0	871
				Totales	**2.201.963**	**0**	**0**	**0**	**0**	0	**2.201.963**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115555 130105000 SISTEMA INTEGRADO DE GESTIÓN DOCUMENTAL, REGISTROS ESTADÍSTICOS E INFORMÁTICOS.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.820.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130105004 DISEÑO E IMPLEMENTACIÓN DE LOS MÓDULOS (RECLAMOS, CONTRATOS, SANCIONES, SINDICATO Y FUERO) DEL SISTEMA DE RECOLECCIÓN DE DATOS.

UNIDAD DE MEDIDA: MÓDULO DE TECNOLOGÍA **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.533.036**	**0**	**0**	**0**	**0**	0	**3.533.036**
401	01	00	00	Sueldos, salarios y otras retribuciones	865.015	0	0	0	0	0	865.015
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	672.002	0	0	0	0	0	672.002
401	01	18	00	Remuneraciones al personal contratado	193.013	0	0	0	0	0	193.013
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	59.281	0	0	0	0	0	59.281
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	59.281	0	0	0	0	0	59.281
401	03	00	00	Primas	562.715	0	0	0	0	0	562.715
401	03	08	00	Primas de profesionalización a empleados	65.897	0	0	0	0	0	65.897
401	03	09	00	Primas por antigüedad a empleados	35.790	0	0	0	0	0	35.790
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	19.800	0	0	0	0	0	19.800
401	03	40	00	Primas de profesionalización al personal contratado	20.767	0	0	0	0	0	20.767
401	03	41	00	Primas por antigüedad al personal contratado	7.875	0	0	0	0	0	7.875
401	03	97	00	Otras primas a empleados	412.586	0	0	0	0	0	412.586
401	04	00	00	Complementos de sueldos y salarios	808.087	0	0	0	0	0	808.087
401	04	08	00	Bono compensatorio de alimentación a empleados	347.760	0	0	0	0	0	347.760
401	04	26	00	Bono compensatorio de alimentación al personal contratado	149.040	0	0	0	0	0	149.040
401	04	96	00	Otros complementos a empleados	134.489	0	0	0	0	0	134.489
401	04	98	00	Otros complementos al personal contratado	176.798	0	0	0	0	0	176.798
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	639.237	0	0	0	0	0	639.237
401	05	01	00	Aguinaldos a empleados	312.658	0	0	0	0	0	312.658
401	05	03	00	Bono vacacional a empleados	146.178	0	0	0	0	0	146.178
401	05	07	00	Aguinaldos al personal contratado	122.928	0	0	0	0	0	122.928
401	05	08	00	Bono vacacional al personal contratado	57.473	0	0	0	0	0	57.473

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115555 130105000 SISTEMA INTEGRADO DE GESTIÓN DOCUMENTAL, REGISTROS ESTADÍSTICOS E INFORMÁTICOS.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.820.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130105004 DISEÑO E IMPLEMENTACIÓN DE LOS MÓDULOS (RECLAMOS, CONTRATOS, SANCIONES, SINDICATO Y FUERO) DEL SISTEMA DE RECOLECCIÓN DE DATOS.

UNIDAD DE MEDIDA: MÓDULO DE TECNOLOGÍA **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	150.380	0	0	0	0	0	150.380
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	65.092	0	0	0	0	0	65.092
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	20.160	0	0	0	0	0	20.160
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	12.295	0	0	0	0	0	12.295
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	25.511	0	0	0	0	0	25.511
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	20.425	0	0	0	0	0	20.425
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	6.897	0	0	0	0	0	6.897
401	07	00	00	Asistencia socio-económica	74.953	0	0	0	0	0	74.953
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	54.021	0	0	0	0	0	54.021
401	07	33	00	Asistencia socio-económica al personal contratado	20.932	0	0	0	0	0	20.932
401	08	00	00	Prestaciones sociales e indemnizaciones	373.368	0	0	0	0	0	373.368
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	276.249	0	0	0	0	0	276.249
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	97.119	0	0	0	0	0	97.119
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**324.815**	**0**	**0**	**0**	**0**	0	**324.815**
402	05	00	00	Productos de papel, cartón e impresos	126.688	0	0	0	0	0	126.688
402	05	01	00	Pulpa de madera, papel y cartón	40.665	0	0	0	0	0	40.665
402	05	02	00	Envases y cajas de papel y cartón	3.081	0	0	0	0	0	3.081
402	05	03	00	Productos de papel y cartón para oficina	82.942	0	0	0	0	0	82.942
402	06	00	00	Productos químicos y derivados	10.166	0	0	0	0	0	10.166
402	06	08	00	Productos plásticos	10.166	0	0	0	0	0	10.166
402	10	00	00	Productos varios y útiles diversos	187.961	0	0	0	0	0	187.961
402	10	02	00	Materiales y útiles de limpieza y aseo	9.384	0	0	0	0	0	9.384
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	29.224	0	0	0	0	0	29.224

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115555 130105000 SISTEMA INTEGRADO DE GESTIÓN DOCUMENTAL, REGISTROS ESTADÍSTICOS E INFORMÁTICOS.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.820.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130105004 DISEÑO E IMPLEMENTACIÓN DE LOS MÓDULOS (RECLAMOS, CONTRATOS, SANCIONES, SINDICATO Y FUERO) DEL SISTEMA DE RECOLECCIÓN DE DATOS.

UNIDAD DE MEDIDA: MÓDULO DE TECNOLOGÍA **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	149.353	0	0	0	0	0	149.353
403	**00**	**00**	**00**	**Servicios no personales**	**237.920**	**0**	**0**	**0**	**0**	0	**237.920**
403	10	00	00	Servicios profesionales y técnicos	166.930	0	0	0	0	0	166.930
403	10	07	00	Servicios de capacitación y adiestramiento	115.206	0	0	0	0	0	115.206
403	10	99	00	Otros servicios profesionales y técnicos	51.724	0	0	0	0	0	51.724
403	18	00	00	Impuestos indirectos	70.990	0	0	0	0	0	70.990
403	18	01	00	Impuesto al valor agregado	70.990	0	0	0	0	0	70.990
404	**00**	**00**	**00**	**Activos reales**	**61.595**	**0**	**0**	**0**	**0**	0	**61.595**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	61.595	0	0	0	0	0	61.595
404	09	02	00	Equipos de computación	61.595	0	0	0	0	0	61.595
				Totales	**4.157.366**	**0**	**0**	**0**	**0**	0	**4.157.366**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115555 130105000 SISTEMA INTEGRADO DE GESTIÓN DOCUMENTAL, REGISTROS ESTADÍSTICOS E INFORMÁTICOS.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.820.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130105005 DESARROLLO DE LAS LÍNEAS DE INVESTIGACIÓN Y ANÁLISIS DE CONVENCIONES COLECTIVAS Y SINDICATOS.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**
402	05	00	00	Productos de papel, cartón e impresos	64.756	0	0	0	0	0	64.756
402	05	01	00	Pulpa de madera, papel y cartón	14.697	0	0	0	0	0	14.697
402	05	02	00	Envases y cajas de papel y cartón	1.469	0	0	0	0	0	1.469
402	05	03	00	Productos de papel y cartón para oficina	46.826	0	0	0	0	0	46.826
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.764	0	0	0	0	0	1.764
402	06	00	00	Productos químicos y derivados	4.475	0	0	0	0	0	4.475
402	06	08	00	Productos plásticos	4.475	0	0	0	0	0	4.475
402	10	00	00	Productos varios y útiles diversos	130.769	0	0	0	0	0	130.769
402	10	02	00	Materiales y útiles de limpieza y aseo	5.357	0	0	0	0	0	5.357
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.301	0	0	0	0	0	16.301
402	10	08	00	Materiales para equipos de computación	109.111	0	0	0	0	0	109.111
403	**00**	**00**	**00**	**Servicios no personales**	**730.746**	**0**	**0**	**0**	**0**	0	**730.746**
403	09	00	00	Viáticos y pasajes	651.648	0	0	0	0	0	651.648
403	09	01	00	Viáticos y pasajes dentro del país	651.648	0	0	0	0	0	651.648
403	18	00	00	Impuestos indirectos	79.098	0	0	0	0	0	79.098
403	18	01	00	Impuesto al valor agregado	79.098	0	0	0	0	0	79.098
404	**00**	**00**	**00**	**Activos reales**	**26.503**	**0**	**0**	**0**	**0**	0	**26.503**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.572	0	0	0	0	0	6.572
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.572	0	0	0	0	0	6.572
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	19.931	0	0	0	0	0	19.931
404	09	01	00	Mobiliario y equipos de oficina	18.042	0	0	0	0	0	18.042
404	09	02	00	Equipos de computación	1.161	0	0	0	0	0	1.161
404	09	03	00	Mobiliario y equipos de alojamiento	728	0	0	0	0	0	728

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115555 130105000 SISTEMA INTEGRADO DE GESTIÓN DOCUMENTAL, REGISTROS ESTADÍSTICOS E INFORMÁTICOS.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 1.820.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DEL DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130105005 DESARROLLO DE LAS LÍNEAS DE INVESTIGACIÓN Y ANÁLISIS DE CONVENCIONES COLECTIVAS Y SINDICATOS.

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**957.249**	**0**	**0**	**0**	**0**	0	**957.249**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115709 130106000 FORTALECIMIENTO DEL REGISTRO NACIONAL DE EMPRESAS Y ESTABLECIMIENTOS Y DE LA EMISIÓN DE LA SOLVENCIA LABORAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN Y FISCALIZACIÓN.

UNIDAD DE MEDIDA: SOLICITUD

META: 410.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**985.059**	**0**	**0**	**0**	**0**	**0**	**985.059**
402	01	00	00	Productos alimenticios y agropecuarios	45.205	0	0	0	0	0	45.205
402	01	01	00	Alimentos y bebidas para personas	45.205	0	0	0	0	0	45.205
402	04	00	00	Productos de cuero y caucho	18.259	0	0	0	0	0	18.259
402	04	03	00	Cauchos y tripas para vehículos	18.259	0	0	0	0	0	18.259
402	05	00	00	Productos de papel, cartón e impresos	352.508	0	0	0	0	0	352.508
402	05	01	00	Pulpa de madera, papel y cartón	38.037	0	0	0	0	0	38.037
402	05	02	00	Envases y cajas de papel y cartón	22.467	0	0	0	0	0	22.467
402	05	03	00	Productos de papel y cartón para oficina	285.693	0	0	0	0	0	285.693
402	05	04	00	Libros, revistas y periódicos	4.749	0	0	0	0	0	4.749
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.562	0	0	0	0	0	1.562
402	06	00	00	Productos químicos y derivados	248.445	0	0	0	0	0	248.445
402	06	01	00	Sustancias químicas y de uso industrial	2.716	0	0	0	0	0	2.716
402	06	02	00	Abonos, plaguicidas y otros	21.107	0	0	0	0	0	21.107
402	06	03	00	Tintas, pinturas y colorantes	200.467	0	0	0	0	0	200.467
402	06	06	00	Combustibles y lubricantes	2.697	0	0	0	0	0	2.697
402	06	08	00	Productos plásticos	21.458	0	0	0	0	0	21.458
402	08	00	00	Productos metálicos	51.439	0	0	0	0	0	51.439
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	8.450	0	0	0	0	0	8.450
402	08	09	00	Repuestos y accesorios para equipos de transporte	42.989	0	0	0	0	0	42.989
402	10	00	00	Productos varios y útiles diversos	269.203	0	0	0	0	0	269.203
402	10	02	00	Materiales y útiles de limpieza y aseo	6.455	0	0	0	0	0	6.455
402	10	03	00	Utensilios de cocina y comedor	33.246	0	0	0	0	0	33.246
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	57.629	0	0	0	0	0	57.629
402	10	08	00	Materiales para equipos de computación	171.873	0	0	0	0	0	171.873
403	**00**	**00**	**00**	**Servicios no personales**	**797.943**	**0**	**0**	**0**	**0**	**0**	**797.943**
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.212	0	0	0	0	0	30.212
403	07	01	00	Publicidad y propaganda	5.056	0	0	0	0	0	5.056
403	07	03	00	Relaciones sociales	24.145	0	0	0	0	0	24.145

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115709 130106000 FORTALECIMIENTO DEL REGISTRO NACIONAL DE EMPRESAS Y ESTABLECIMIENTOS Y DE LA EMISIÓN DE LA SOLVENCIA LABORAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN Y FISCALIZACIÓN.

UNIDAD DE MEDIDA: SOLICITUD

META: 410.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	1.011	0	0	0	0	0	1.011
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	38.592	0	0	0	0	0	38.592
403	08	02	00	Comisiones y gastos bancarios	465	0	0	0	0	0	465
403	08	03	00	Comisiones y gastos de adquisición de seguros	38.127	0	0	0	0	0	38.127
403	09	00	00	Viáticos y pasajes	145.604	0	0	0	0	0	145.604
403	09	01	00	Viáticos y pasajes dentro del país	145.604	0	0	0	0	0	145.604
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	12.045	0	0	0	0	0	12.045
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.045	0	0	0	0	0	12.045
403	18	00	00	Impuestos indirectos	564.497	0	0	0	0	0	564.497
403	18	01	00	Impuesto al valor agregado	557.504	0	0	0	0	0	557.504
403	18	99	00	Otros impuestos indirectos	6.993	0	0	0	0	0	6.993
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	6.993	0	0	0	0	0	6.993
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	6.993	0	0	0	0	0	6.993
404	**00**	**00**	**00**	**Activos reales**	**798.058**	**0**	**0**	**0**	**0**	**0**	**798.058**
404	01	00	00	Repuestos y reparaciones mayores	4.390	0	0	0	0	0	4.390
404	01	02	00	Reparaciones mayores de maquinaria y equipos	4.390	0	0	0	0	0	4.390
404	01	02	06	Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional	4.390	0	0	0	0	0	4.390
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	10.159	0	0	0	0	0	10.159
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	10.159	0	0	0	0	0	10.159
404	04	00	00	Equipos de transporte, tracción y elevación	11.923	0	0	0	0	0	11.923
404	04	01	00	Vehículos automotores terrestres	11.923	0	0	0	0	0	11.923
404	05	00	00	Equipos de comunicaciones y de señalamiento	20.830	0	0	0	0	0	20.830
404	05	01	00	Equipos de telecomunicaciones	20.830	0	0	0	0	0	20.830
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	750.756	0	0	0	0	0	750.756
404	09	01	00	Mobiliario y equipos de oficina	306.226	0	0	0	0	0	306.226
404	09	02	00	Equipos de computación	409.072	0	0	0	0	0	409.072
404	09	03	00	Mobiliario y equipos de alojamiento	35.458	0	0	0	0	0	35.458
				Totales	**2.581.060**	**0**	**0**	**0**	**0**	**0**	**2.581.060**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115709 130106000 FORTALECIMIENTO DEL REGISTRO NACIONAL DE EMPRESAS Y ESTABLECIMIENTOS Y DE LA EMISIÓN DE LA SOLVENCIA LABORAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN Y FISCALIZACIÓN.

UNIDAD DE MEDIDA: SOLICITUD

META: 410.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115709 130106000 FORTALECIMIENTO DEL REGISTRO NACIONAL DE EMPRESAS Y ESTABLECIMIENTOS Y DE LA EMISIÓN DE LA SOLVENCIA LABORAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN Y FISCALIZACIÓN.

UNIDAD DE MEDIDA: SOLICITUD **META:** 410.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130106001 DIVULGACIÓN Y PROMOCIÓN DEL REGISTRO NACIONAL DE EMPRESAS Y ESTABLECIMIENTOS Y DE LA LEY DE SOLVENCIA LABORAL.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTRO DEL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**146.304**	**0**	**0**	**0**	**0**	0	**146.304**
402	01	00	00	Productos alimenticios y agropecuarios	27.160	0	0	0	0	0	27.160
402	01	01	00	Alimentos y bebidas para personas	27.160	0	0	0	0	0	27.160
402	04	00	00	Productos de cuero y caucho	10.185	0	0	0	0	0	10.185
402	04	03	00	Cauchos y tripas para vehículos	10.185	0	0	0	0	0	10.185
402	05	00	00	Productos de papel, cartón e impresos	40.265	0	0	0	0	0	40.265
402	05	01	00	Pulpa de madera, papel y cartón	1.358	0	0	0	0	0	1.358
402	05	02	00	Envases y cajas de papel y cartón	3.395	0	0	0	0	0	3.395
402	05	03	00	Productos de papel y cartón para oficina	33.950	0	0	0	0	0	33.950
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.562	0	0	0	0	0	1.562
402	06	00	00	Productos químicos y derivados	8.827	0	0	0	0	0	8.827
402	06	01	00	Sustancias químicas y de uso industrial	2.716	0	0	0	0	0	2.716
402	06	03	00	Tintas, pinturas y colorantes	4.753	0	0	0	0	0	4.753
402	06	08	00	Productos plásticos	1.358	0	0	0	0	0	1.358
402	08	00	00	Productos metálicos	14.022	0	0	0	0	0	14.022
402	08	09	00	Repuestos y accesorios para equipos de transporte	14.022	0	0	0	0	0	14.022
402	10	00	00	Productos varios y útiles diversos	45.845	0	0	0	0	0	45.845
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.185	0	0	0	0	0	10.185
402	10	08	00	Materiales para equipos de computación	35.660	0	0	0	0	0	35.660
403	**00**	**00**	**00**	**Servicios no personales**	**29.518**	**0**	**0**	**0**	**0**	0	**29.518**
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.135	0	0	0	0	0	12.135
403	07	01	00	Publicidad y propaganda	5.056	0	0	0	0	0	5.056
403	07	03	00	Relaciones sociales	6.068	0	0	0	0	0	6.068
403	07	04	00	Avisos	1.011	0	0	0	0	0	1.011

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115709 130106000 FORTALECIMIENTO DEL REGISTRO NACIONAL DE EMPRESAS Y ESTABLECIMIENTOS Y DE LA EMISIÓN DE LA SOLVENCIA LABORAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN Y FISCALIZACIÓN.

UNIDAD DE MEDIDA: SOLICITUD **META:** 410.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130106001 DIVULGACIÓN Y PROMOCIÓN DEL REGISTRO NACIONAL DE EMPRESAS Y ESTABLECIMIENTOS Y DE LA LEY DE SOLVENCIA LABORAL.

UNIDAD DE MEDIDA: ACTIVIDAD DE DIFUSIÓN Y FORTALECIMIENTO REALIZADA **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTRO DEL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	6.169	0	0	0	0	0	6.169
403	09	01	00	Viáticos y pasajes dentro del país	6.169	0	0	0	0	0	6.169
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.922	0	0	0	0	0	1.922
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.922	0	0	0	0	0	1.922
403	18	00	00	Impuestos indirectos	9.292	0	0	0	0	0	9.292
403	18	01	00	Impuesto al valor agregado	9.292	0	0	0	0	0	9.292
404	**00**	**00**	**00**	**Activos reales**	**33.860**	**0**	**0**	**0**	**0**	0	**33.860**
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.280	0	0	0	0	0	6.280
404	05	01	00	Equipos de telecomunicaciones	6.280	0	0	0	0	0	6.280
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	27.580	0	0	0	0	0	27.580
404	09	01	00	Mobiliario y equipos de oficina	16.524	0	0	0	0	0	16.524
404	09	03	00	Mobiliario y equipos de alojamiento	11.056	0	0	0	0	0	11.056
				Totales	**209.682**	**0**	**0**	**0**	**0**	0	**209.682**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115709 130106000 FORTALECIMIENTO DEL REGISTRO NACIONAL DE EMPRESAS Y ESTABLECIMIENTOS Y DE LA EMISIÓN DE LA SOLVENCIA LABORAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN Y FISCALIZACIÓN.

UNIDAD DE MEDIDA: SOLICITUD **META:** 410.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130106002 INSCRIPCIÓN Y ACTUALIZACIÓN DE DATOS EN EL REGISTRO NACIONAL DE EMPRESAS Y ESTABLECIMIENTOS.

UNIDAD DE MEDIDA: *REGISTRO* **META:** 450.000

RESPONSABLE/EJECUTOR: VICEMINISTRO DEL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**286.565**	**0**	**0**	**0**	**0**	0	**286.565**
402	01	00	00	Productos alimenticios y agropecuarios	2.044	0	0	0	0	0	2.044
402	01	01	00	Alimentos y bebidas para personas	2.044	0	0	0	0	0	2.044
402	05	00	00	Productos de papel, cartón e impresos	110.990	0	0	0	0	0	110.990
402	05	01	00	Pulpa de madera, papel y cartón	11.152	0	0	0	0	0	11.152
402	05	02	00	Envases y cajas de papel y cartón	16.022	0	0	0	0	0	16.022
402	05	03	00	Productos de papel y cartón para oficina	81.773	0	0	0	0	0	81.773
402	05	04	00	Libros, revistas y periódicos	2.043	0	0	0	0	0	2.043
402	06	00	00	Productos químicos y derivados	101.011	0	0	0	0	0	101.011
402	06	03	00	Tintas, pinturas y colorantes	93.287	0	0	0	0	0	93.287
402	06	08	00	Productos plásticos	7.724	0	0	0	0	0	7.724
402	08	00	00	Productos metálicos	11.470	0	0	0	0	0	11.470
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.479	0	0	0	0	0	2.479
402	08	09	00	Repuestos y accesorios para equipos de transporte	8.991	0	0	0	0	0	8.991
402	10	00	00	Productos varios y útiles diversos	61.050	0	0	0	0	0	61.050
402	10	03	00	Utensilios de cocina y comedor	1.228	0	0	0	0	0	1.228
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	21.153	0	0	0	0	0	21.153
402	10	08	00	Materiales para equipos de computación	38.669	0	0	0	0	0	38.669
403	**00**	**00**	**00**	**Servicios no personales**	**185.903**	**0**	**0**	**0**	**0**	0	**185.903**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	38.127	0	0	0	0	0	38.127
403	08	03	00	Comisiones y gastos de adquisición de seguros	38.127	0	0	0	0	0	38.127
403	18	00	00	Impuestos indirectos	140.783	0	0	0	0	0	140.783
403	18	01	00	Impuesto al valor agregado	133.790	0	0	0	0	0	133.790
403	18	99	00	Otros impuestos indirectos	6.993	0	0	0	0	0	6.993

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115709 130106000 FORTALECIMIENTO DEL REGISTRO NACIONAL DE EMPRESAS Y ESTABLECIMIENTOS Y DE LA EMISIÓN DE LA SOLVENCIA LABORAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN Y FISCALIZACIÓN.

UNIDAD DE MEDIDA: SOLICITUD **META:** 410.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130106002 INSCRIPCIÓN Y ACTUALIZACIÓN DE DATOS EN EL REGISTRO NACIONAL DE EMPRESAS Y ESTABLECIMIENTOS.

UNIDAD DE MEDIDA: REGISTRO **META:** 450.000

RESPONSABLE/EJECUTOR: VICEMINISTRO DEL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	6.993	0	0	0	0	0	6.993
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	6.993	0	0	0	0	0	6.993
404	**00**	**00**	**00**	**Activos reales**	**71.545**	**0**	**0**	**0**	**0**	0	**71.545**
404	01	00	00	Repuestos y reparaciones mayores	4.390	0	0	0	0	0	4.390
404	01	02	00	Reparaciones mayores de maquinaria y equipos	4.390	0	0	0	0	0	4.390
404	01	02	06	Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional	4.390	0	0	0	0	0	4.390
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	67.155	0	0	0	0	0	67.155
404	09	01	00	Mobiliario y equipos de oficina	53.538	0	0	0	0	0	53.538
404	09	02	00	Equipos de computación	13.617	0	0	0	0	0	13.617
				Totales	**544.013**	**0**	**0**	**0**	**0**	0	**544.013**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115709 130106000 FORTALECIMIENTO DEL REGISTRO NACIONAL DE EMPRESAS Y ESTABLECIMIENTOS Y DE LA EMISIÓN DE LA SOLVENCIA LABORAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN Y FISCALIZACIÓN.

UNIDAD DE MEDIDA: SOLICITUD **META:** 410.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130106003 MEJORAMIENTO TECNOLÓGICO DEL REGISTRO NACIONAL DE EMPRESAS Y ESTABLECIMIENTOS E IMPLEMENTACIÓN DEL SISTEMA INTEGRADO DE EMISIÓN DE SOLVENCIAS.

UNIDAD DE MEDIDA: *MÓDULO DE TECNOLOGÍA* **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTRO DEL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**196.165**	**0**	**0**	**0**	**0**	0	**196.165**
402	01	00	00	Productos alimenticios y agropecuarios	13.295	0	0	0	0	0	13.295
402	01	01	00	Alimentos y bebidas para personas	13.295	0	0	0	0	0	13.295
402	04	00	00	Productos de cuero y caucho	8.074	0	0	0	0	0	8.074
402	04	03	00	Cauchos y tripas para vehículos	8.074	0	0	0	0	0	8.074
402	05	00	00	Productos de papel, cartón e impresos	55.626	0	0	0	0	0	55.626
402	05	01	00	Pulpa de madera, papel y cartón	10.758	0	0	0	0	0	10.758
402	05	02	00	Envases y cajas de papel y cartón	3.050	0	0	0	0	0	3.050
402	05	03	00	Productos de papel y cartón para oficina	41.818	0	0	0	0	0	41.818
402	06	00	00	Productos químicos y derivados	5.386	0	0	0	0	0	5.386
402	06	06	00	Combustibles y lubricantes	2.697	0	0	0	0	0	2.697
402	06	08	00	Productos plásticos	2.689	0	0	0	0	0	2.689
402	08	00	00	Productos metálicos	10.758	0	0	0	0	0	10.758
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.689	0	0	0	0	0	2.689
402	08	09	00	Repuestos y accesorios para equipos de transporte	8.069	0	0	0	0	0	8.069
402	10	00	00	Productos varios y útiles diversos	103.026	0	0	0	0	0	103.026
402	10	02	00	Materiales y útiles de limpieza y aseo	6.455	0	0	0	0	0	6.455
402	10	03	00	Utensilios de cocina y comedor	32.018	0	0	0	0	0	32.018
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.379	0	0	0	0	0	5.379
402	10	08	00	Materiales para equipos de computación	59.174	0	0	0	0	0	59.174
403	**00**	**00**	**00**	**Servicios no personales**	**171.424**	**0**	**0**	**0**	**0**	0	**171.424**
403	07	00	00	Servicios de información, impresión y relaciones públicas	18.077	0	0	0	0	0	18.077
403	07	03	00	Relaciones sociales	18.077	0	0	0	0	0	18.077
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	465	0	0	0	0	0	465

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115709 130106000 FORTALECIMIENTO DEL REGISTRO NACIONAL DE EMPRESAS Y ESTABLECIMIENTOS Y DE LA EMISIÓN DE LA SOLVENCIA LABORAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN Y FISCALIZACIÓN.

UNIDAD DE MEDIDA: SOLICITUD **META:** 410.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130106003 MEJORAMIENTO TECNOLÓGICO DEL REGISTRO NACIONAL DE EMPRESAS Y ESTABLECIMIENTOS E IMPLEMENTACIÓN DEL SISTEMA INTEGRADO DE EMISIÓN DE SOLVENCIAS.

UNIDAD DE MEDIDA: MÓDULO DE TECNOLOGÍA **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTRO DEL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	02	00	Comisiones y gastos bancarios	465	0	0	0	0	0	465
403	09	00	00	Viáticos y pasajes	56.492	0	0	0	0	0	56.492
403	09	01	00	Viáticos y pasajes dentro del país	56.492	0	0	0	0	0	56.492
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.123	0	0	0	0	0	10.123
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.123	0	0	0	0	0	10.123
403	18	00	00	Impuestos indirectos	86.267	0	0	0	0	0	86.267
403	18	01	00	Impuesto al valor agregado	86.267	0	0	0	0	0	86.267
404	**00**	**00**	**00**	**Activos reales**	**468.077**	**0**	**0**	**0**	**0**	0	**468.077**
404	04	00	00	Equipos de transporte, tracción y elevación	11.923	0	0	0	0	0	11.923
404	04	01	00	Vehículos automotores terrestres	11.923	0	0	0	0	0	11.923
404	05	00	00	Equipos de comunicaciones y de señalamiento	14.550	0	0	0	0	0	14.550
404	05	01	00	Equipos de telecomunicaciones	14.550	0	0	0	0	0	14.550
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	441.604	0	0	0	0	0	441.604
404	09	01	00	Mobiliario y equipos de oficina	57.230	0	0	0	0	0	57.230
404	09	02	00	Equipos de computación	359.972	0	0	0	0	0	359.972
404	09	03	00	Mobiliario y equipos de alojamiento	24.402	0	0	0	0	0	24.402
				Totales	**835.666**	**0**	**0**	**0**	**0**	0	**835.666**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115709 130106000 FORTALECIMIENTO DEL REGISTRO NACIONAL DE EMPRESAS Y ESTABLECIMIENTOS Y DE LA EMISIÓN DE LA SOLVENCIA LABORAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN Y FISCALIZACIÓN.

UNIDAD DE MEDIDA: SOLICITUD **META:** 410.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 130106004 ATENCIÓN Y RESPUESTA OPORTUNA A LAS SOLICITUDES DE SOLVENCIA LABORAL.

UNIDAD DE MEDIDA: *SOLICITUD* **META:** 410.000

RESPONSABLE/EJECUTOR: VICEMINISTRO DEL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**356.025**	**0**	**0**	**0**	**0**	0	**356.025**
402	01	00	00	Productos alimenticios y agropecuarios	2.706	0	0	0	0	0	2.706
402	01	01	00	Alimentos y bebidas para personas	2.706	0	0	0	0	0	2.706
402	05	00	00	Productos de papel, cartón e impresos	145.627	0	0	0	0	0	145.627
402	05	01	00	Pulpa de madera, papel y cartón	14.769	0	0	0	0	0	14.769
402	05	03	00	Productos de papel y cartón para oficina	128.152	0	0	0	0	0	128.152
402	05	04	00	Libros, revistas y periódicos	2.706	0	0	0	0	0	2.706
402	06	00	00	Productos químicos y derivados	133.221	0	0	0	0	0	133.221
402	06	02	00	Abonos, plaguicidas y otros	21.107	0	0	0	0	0	21.107
402	06	03	00	Tintas, pinturas y colorantes	102.427	0	0	0	0	0	102.427
402	06	08	00	Productos plásticos	9.687	0	0	0	0	0	9.687
402	08	00	00	Productos metálicos	15.189	0	0	0	0	0	15.189
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.282	0	0	0	0	0	3.282
402	08	09	00	Repuestos y accesorios para equipos de transporte	11.907	0	0	0	0	0	11.907
402	10	00	00	Productos varios y útiles diversos	59.282	0	0	0	0	0	59.282
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.912	0	0	0	0	0	20.912
402	10	08	00	Materiales para equipos de computación	38.370	0	0	0	0	0	38.370
403	**00**	**00**	**00**	**Servicios no personales**	**411.098**	**0**	**0**	**0**	**0**	0	**411.098**
403	09	00	00	Viáticos y pasajes	82.943	0	0	0	0	0	82.943
403	09	01	00	Viáticos y pasajes dentro del país	82.943	0	0	0	0	0	82.943
403	18	00	00	Impuestos indirectos	328.155	0	0	0	0	0	328.155
403	18	01	00	Impuesto al valor agregado	328.155	0	0	0	0	0	328.155
404	**00**	**00**	**00**	**Activos reales**	**224.576**	**0**	**0**	**0**	**0**	0	**224.576**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	10.159	0	0	0	0	0	10.159

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115709 130106000 FORTALECIMIENTO DEL REGISTRO NACIONAL DE EMPRESAS Y ESTABLECIMIENTOS Y DE LA EMISIÓN DE LA SOLVENCIA LABORAL.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN Y FISCALIZACIÓN.

UNIDAD DE MEDIDA: SOLICITUD **META:** 410.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130106004 ATENCIÓN Y RESPUESTA OPORTUNA A LAS SOLICITUDES DE SOLVENCIA LABORAL.

UNIDAD DE MEDIDA: SOLICITUD **META:** 410.000

RESPONSABLE/EJECUTOR: VICEMINISTRO DEL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	10.159	0	0	0	0	0	10.159
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	214.417	0	0	0	0	0	214.417
404	09	01	00	Mobiliario y equipos de oficina	178.934	0	0	0	0	0	178.934
404	09	02	00	Equipos de computación	35.483	0	0	0	0	0	35.483
				Totales	**991.699**	**0**	**0**	**0**	**0**	0	**991.699**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115542 130107000 DIFUSIÓN DE PLANES, PROGRAMAS, PROYECTOS Y OTRAS INFORMACIONES DE INTERÉS PÚBLICO EN MATERIA SOCIOLABORAL.

OBJETIVO DEL PROYECTO: CONTAR CON TRABAJADORAS Y TRABAJADORES INFORMADOS SOBRE LA SITUACIÓN Y LOS AVANCES LOGRADOS EN MATERIA SOCIOLABORAL, UN MAYOR POSICIONAMIENTO DE LAS POLÍTICAS SOCIOLABORALES DEL ESTADO, DENTRO DE LA OPINIÓN PÚBLICA NACIONAL Y UNA CLASE TRABAJADORA CON MÁS CLARIDAD SOBRE SUS DERECHOS.

UNIDAD DE MEDIDA: PIEZA **META:** 113

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES PÚBLICAS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.121.140**	**0**	**0**	**0**	**0**	**0**	**4.121.140**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.064.941	0	0	0	0	0	1.064.941
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	468.226	0	0	0	0	0	468.226
401	01	18	00	Remuneraciones al personal contratado	596.715	0	0	0	0	0	596.715
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	16.485	0	0	0	0	0	16.485
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	16.485	0	0	0	0	0	16.485
401	03	00	00	Primas	451.592	0	0	0	0	0	451.592
401	03	08	00	Primas de profesionalización a empleados	58.339	0	0	0	0	0	58.339
401	03	09	00	Primas por antigüedad a empleados	10.516	0	0	0	0	0	10.516
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	19.800	0	0	0	0	0	19.800
401	03	40	00	Primas de profesionalización al personal contratado	52.314	0	0	0	0	0	52.314
401	03	41	00	Primas por antigüedad al personal contratado	24.101	0	0	0	0	0	24.101
401	03	97	00	Otras primas a empleados	286.522	0	0	0	0	0	286.522
401	04	00	00	Complementos de sueldos y salarios	1.202.729	0	0	0	0	0	1.202.729
401	04	08	00	Bono compensatorio de alimentación a empleados	115.920	0	0	0	0	0	115.920
401	04	26	00	Bono compensatorio de alimentación al personal contratado	447.120	0	0	0	0	0	447.120
401	04	96	00	Otros complementos a empleados	51.913	0	0	0	0	0	51.913
401	04	98	00	Otros complementos al personal contratado	587.776	0	0	0	0	0	587.776
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	747.161	0	0	0	0	0	747.161
401	05	01	00	Aguinaldos a empleados	118.853	0	0	0	0	0	118.853
401	05	03	00	Bono vacacional a empleados	55.568	0	0	0	0	0	55.568
401	05	07	00	Aguinaldos al personal contratado	390.215	0	0	0	0	0	390.215
401	05	08	00	Bono vacacional al personal contratado	182.525	0	0	0	0	0	182.525
401	06	00	00	Aportes patronales y legales	167.792	0	0	0	0	0	167.792
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	43.144	0	0	0	0	0	43.144
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	14.047	0	0	0	0	0	14.047
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.149	0	0	0	0	0	8.149
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	17.402	0	0	0	0	0	17.402

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115542 130107000 DIFUSIÓN DE PLANES, PROGRAMAS, PROYECTOS Y OTRAS INFORMACIONES DE INTERÉS PÚBLICO EN MATERIA SOCIOLABORAL.

OBJETIVO DEL PROYECTO: CONTAR CON TRABAJADORAS Y TRABAJADORES INFORMADOS SOBRE LA SITUACIÓN Y LOS AVANCES LOGRADOS EN MATERIA SOCIOLABORAL, UN MAYOR POSICIONAMIENTO DE LAS POLÍTICAS SOCIOLABORALES DEL ESTADO, DENTRO DE LA OPINIÓN PÚBLICA NACIONAL Y UNA CLASE TRABAJADORA CON MÁS CLARIDAD SOBRE SUS DERECHOS.

UNIDAD DE MEDIDA: PIEZA

META: 113

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES PÚBLICAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	63.147	0	0	0	0	0	63.147
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	21.903	0	0	0	0	0	21.903
401	07	00	00	Asistencia socio-económica	61.209	0	0	0	0	0	61.209
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	19.998	0	0	0	0	0	19.998
401	07	33	00	Asistencia socio-económica al personal contratado	41.211	0	0	0	0	0	41.211
401	08	00	00	Prestaciones sociales e indemnizaciones	409.231	0	0	0	0	0	409.231
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	105.013	0	0	0	0	0	105.013
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	304.218	0	0	0	0	0	304.218
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.485.267**	**0**	**0**	**0**	**0**	**0**	**1.485.267**
402	01	00	00	Productos alimenticios y agropecuarios	75.421	0	0	0	0	0	75.421
402	01	01	00	Alimentos y bebidas para personas	75.421	0	0	0	0	0	75.421
402	03	00	00	Textiles y vestuarios	694.804	0	0	0	0	0	694.804
402	03	02	00	Prendas de vestir	694.804	0	0	0	0	0	694.804
402	05	00	00	Productos de papel, cartón e impresos	113.407	0	0	0	0	0	113.407
402	05	01	00	Pulpa de madera, papel y cartón	6.999	0	0	0	0	0	6.999
402	05	02	00	Envases y cajas de papel y cartón	1.358	0	0	0	0	0	1.358
402	05	03	00	Productos de papel y cartón para oficina	27.455	0	0	0	0	0	27.455
402	05	04	00	Libros, revistas y periódicos	43.438	0	0	0	0	0	43.438
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	34.157	0	0	0	0	0	34.157
402	06	00	00	Productos químicos y derivados	90.388	0	0	0	0	0	90.388
402	06	08	00	Productos plásticos	90.388	0	0	0	0	0	90.388
402	10	00	00	Productos varios y útiles diversos	511.247	0	0	0	0	0	511.247
402	10	02	00	Materiales y útiles de limpieza y aseo	9.790	0	0	0	0	0	9.790
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	115.093	0	0	0	0	0	115.093
402	10	06	00	Condecoraciones, ofrendas y similares	127.185	0	0	0	0	0	127.185
402	10	08	00	Materiales para equipos de computación	259.179	0	0	0	0	0	259.179
403	**00**	**00**	**00**	**Servicios no personales**	**6.906.314**	**0**	**0**	**0**	**0**	**0**	**6.906.314**
403	01	00	00	Alquileres de inmuebles	153.628	0	0	0	0	0	153.628
403	01	01	00	Alquileres de edificios y locales	153.628	0	0	0	0	0	153.628

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115542 130107000 DIFUSIÓN DE PLANES, PROGRAMAS, PROYECTOS Y OTRAS INFORMACIONES DE INTERÉS PÚBLICO EN MATERIA SOCIOLABORAL.

OBJETIVO DEL PROYECTO: CONTAR CON TRABAJADORAS Y TRABAJADORES INFORMADOS SOBRE LA SITUACIÓN Y LOS AVANCES LOGRADOS EN MATERIA SOCIOLABORAL, UN MAYOR POSICIONAMIENTO DE LAS POLÍTICAS SOCIOLABORALES DEL ESTADO, DENTRO DE LA OPINIÓN PÚBLICA NACIONAL Y UNA CLASE TRABAJADORA CON MÁS CLARIDAD SOBRE SUS DERECHOS.

UNIDAD DE MEDIDA: PIEZA **META:** 113

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES PÚBLICAS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.304.723	0	0	0	0	0	5.304.723
403	07	01	00	Publicidad y propaganda	1.033.628	0	0	0	0	0	1.033.628
403	07	02	00	Imprenta y reproducción	1.437.654	0	0	0	0	0	1.437.654
403	07	03	00	Relaciones sociales	1.428.199	0	0	0	0	0	1.428.199
403	07	04	00	Avisos	1.405.242	0	0	0	0	0	1.405.242
403	09	00	00	Viáticos y pasajes	120.944	0	0	0	0	0	120.944
403	09	01	00	Viáticos y pasajes dentro del país	120.944	0	0	0	0	0	120.944
403	18	00	00	Impuestos indirectos	910.815	0	0	0	0	0	910.815
403	18	01	00	Impuesto al valor agregado	910.815	0	0	0	0	0	910.815
403	99	00	00	Otros servicios no personales	416.204	0	0	0	0	0	416.204
403	99	01	00	Otros servicios no personales	416.204	0	0	0	0	0	416.204
404	**00**	**00**	**00**	**Activos reales**	**186.660**	**0**	**0**	**0**	**0**	**0**	**186.660**
404	05	00	00	Equipos de comunicaciones y de señalamiento	30.654	0	0	0	0	0	30.654
404	05	01	00	Equipos de telecomunicaciones	30.654	0	0	0	0	0	30.654
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	156.006	0	0	0	0	0	156.006
404	09	02	00	Equipos de computación	156.006	0	0	0	0	0	156.006
				Totales	**12.699.381**	**0**	**0**	**0**	**0**	**0**	**12.699.381**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115542 130107000 DIFUSIÓN DE PLANES, PROGRAMAS, PROYECTOS Y OTRAS INFORMACIONES DE INTERÉS PÚBLICO EN MATERIA SOCIOLABORAL.

OBJETIVO DEL PROYECTO: CONTAR CON TRABAJADORAS Y TRABAJADORES INFORMADOS SOBRE LA SITUACIÓN Y LOS AVANCES LOGRADOS EN MATERIA SOCIOLABORAL, UN MAYOR POSICIONAMIENTO DE LAS POLÍTICAS SOCIOLABORALES DEL ESTADO, DENTRO DE LA OPINIÓN PÚBLICA NACIONAL Y UNA CLASE TRABAJADORA CON MÁS CLARIDAD SOBRE SUS DERECHOS.

UNIDAD DE MEDIDA: PIEZA **META:** 113

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES PÚBLICAS **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115542 130107000 DIFUSIÓN DE PLANES, PROGRAMAS, PROYECTOS Y OTRAS INFORMACIONES DE INTERÉS PÚBLICO EN MATERIA SOCIOLABORAL.

OBJETIVO DEL PROYECTO: CONTAR CON TRABAJADORAS Y TRABAJADORES INFORMADOS SOBRE LA SITUACIÓN Y LOS AVANCES LOGRADOS EN MATERIA SOCIOLABORAL, UN MAYOR POSICIONAMIENTO DE LAS POLÍTICAS SOCIOLABORALES DEL ESTADO, DENTRO DE LA OPINIÓN PÚBLICA NACIONAL Y UNA CLASE TRABAJADORA CON MÁS CLARIDAD SOBRE SUS DERECHOS.

UNIDAD DE MEDIDA: PIEZA **META:** 113

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES PÚBLICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130107001 DISEÑO, DIAGRAMACIÓN, PRODUCCIÓN Y ELABORACIÓN DE PIEZAS O PRODUCTOS COMUNICACIONALES IMPRESOS Y AUDIOVISUALES EN MATERIA LABORAL Y DE SEGURIDAD SOCIAL, ASÍ COMO SOBRE VALORES Y DERECHOS SOCIALES.

UNIDAD DE MEDIDA: PIEZA **META:** 48

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMACIÓN Y RELACIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.121.140**	**0**	**0**	**0**	**0**	0	**4.121.140**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.064.941	0	0	0	0	0	1.064.941
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	468.226	0	0	0	0	0	468.226
401	01	18	00	Remuneraciones al personal contratado	596.715	0	0	0	0	0	596.715
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	16.485	0	0	0	0	0	16.485
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	16.485	0	0	0	0	0	16.485
401	03	00	00	Primas	451.592	0	0	0	0	0	451.592
401	03	08	00	Primas de profesionalización a empleados	58.339	0	0	0	0	0	58.339
401	03	09	00	Primas por antigüedad a empleados	10.516	0	0	0	0	0	10.516
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	19.800	0	0	0	0	0	19.800
401	03	40	00	Primas de profesionalización al personal contratado	52.314	0	0	0	0	0	52.314
401	03	41	00	Primas por antigüedad al personal contratado	24.101	0	0	0	0	0	24.101
401	03	97	00	Otras primas a empleados	286.522	0	0	0	0	0	286.522
401	04	00	00	Complementos de sueldos y salarios	1.202.729	0	0	0	0	0	1.202.729
401	04	08	00	Bono compensatorio de alimentación a empleados	115.920	0	0	0	0	0	115.920
401	04	26	00	Bono compensatorio de alimentación al personal contratado	447.120	0	0	0	0	0	447.120
401	04	96	00	Otros complementos a empleados	51.913	0	0	0	0	0	51.913
401	04	98	00	Otros complementos al personal contratado	587.776	0	0	0	0	0	587.776
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	747.161	0	0	0	0	0	747.161
401	05	01	00	Aguinaldos a empleados	118.853	0	0	0	0	0	118.853
401	05	03	00	Bono vacacional a empleados	55.568	0	0	0	0	0	55.568
401	05	07	00	Aguinaldos al personal contratado	390.215	0	0	0	0	0	390.215
401	05	08	00	Bono vacacional al personal contratado	182.525	0	0	0	0	0	182.525
401	06	00	00	Aportes patronales y legales	167.792	0	0	0	0	0	167.792

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115542 130107000 DIFUSIÓN DE PLANES, PROGRAMAS, PROYECTOS Y OTRAS INFORMACIONES DE INTERÉS PÚBLICO EN MATERIA SOCIOLABORAL.

OBJETIVO DEL PROYECTO: CONTAR CON TRABAJADORAS Y TRABAJADORES INFORMADOS SOBRE LA SITUACIÓN Y LOS AVANCES LOGRADOS EN MATERIA SOCIOLABORAL, UN MAYOR POSICIONAMIENTO DE LAS POLÍTICAS SOCIOLABORALES DEL ESTADO, DENTRO DE LA OPINIÓN PÚBLICA NACIONAL Y UNA CLASE TRABAJADORA CON MÁS CLARIDAD SOBRE SUS DERECHOS.

UNIDAD DE MEDIDA: PIEZA **META:** 113

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES PÚBLICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130107001 DISEÑO, DIAGRAMACIÓN, PRODUCCIÓN Y ELABORACIÓN DE PIEZAS O PRODUCTOS COMUNICACIONALES IMPRESOS Y AUDIOVISUALES EN MATERIA LABORAL Y DE SEGURIDAD SOCIAL, ASÍ COMO SOBRE VALORES Y DERECHOS SOCIALES.

UNIDAD DE MEDIDA: PIEZA **META:** 48

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMACIÓN Y RELACIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	43.144	0	0	0	0	0	43.144
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	14.047	0	0	0	0	0	14.047
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.149	0	0	0	0	0	8.149
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	17.402	0	0	0	0	0	17.402
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	63.147	0	0	0	0	0	63.147
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	21.903	0	0	0	0	0	21.903
401	07	00	00	Asistencia socio-económica	61.209	0	0	0	0	0	61.209
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	19.998	0	0	0	0	0	19.998
401	07	33	00	Asistencia socio-económica al personal contratado	41.211	0	0	0	0	0	41.211
401	08	00	00	Prestaciones sociales e indemnizaciones	409.231	0	0	0	0	0	409.231
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	105.013	0	0	0	0	0	105.013
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	304.218	0	0	0	0	0	304.218
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**153.072**	**0**	**0**	**0**	**0**	0	**153.072**
402	05	00	00	Productos de papel, cartón e impresos	65.438	0	0	0	0	0	65.438
402	05	01	00	Pulpa de madera, papel y cartón	1.569	0	0	0	0	0	1.569
402	05	03	00	Productos de papel y cartón para oficina	9.149	0	0	0	0	0	9.149
402	05	04	00	Libros, revistas y periódicos	43.438	0	0	0	0	0	43.438
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	11.282	0	0	0	0	0	11.282
402	10	00	00	Productos varios y útiles diversos	87.634	0	0	0	0	0	87.634
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	26.766	0	0	0	0	0	26.766
402	10	08	00	Materiales para equipos de computación	60.868	0	0	0	0	0	60.868
403	**00**	**00**	**00**	**Servicios no personales**	**3.085.526**	**0**	**0**	**0**	**0**	0	**3.085.526**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.720.483	0	0	0	0	0	2.720.483
403	07	02	00	Imprenta y reproducción	1.315.241	0	0	0	0	0	1.315.241

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115542 130107000 DIFUSIÓN DE PLANES, PROGRAMAS, PROYECTOS Y OTRAS INFORMACIONES DE INTERÉS PÚBLICO EN MATERIA SOCIOLABORAL.

OBJETIVO DEL PROYECTO: CONTAR CON TRABAJADORAS Y TRABAJADORES INFORMADOS SOBRE LA SITUACIÓN Y LOS AVANCES LOGRADOS EN MATERIA SOCIOLABORAL, UN MAYOR POSICIONAMIENTO DE LAS POLÍTICAS SOCIOLABORALES DEL ESTADO, DENTRO DE LA OPINIÓN PÚBLICA NACIONAL Y UNA CLASE TRABAJADORA CON MÁS CLARIDAD SOBRE SUS DERECHOS.

UNIDAD DE MEDIDA: PIEZA **META:** 113

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES PÚBLICAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130107001 DISEÑO, DIAGRAMACIÓN, PRODUCCIÓN Y ELABORACIÓN DE PIEZAS O PRODUCTOS COMUNICACIONALES IMPRESOS Y AUDIOVISUALES EN MATERIA LABORAL Y DE SEGURIDAD SOCIAL, ASÍ COMO SOBRE VALORES Y DERECHOS SOCIALES.

UNIDAD DE MEDIDA: *PIEZA* **META:** 48

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMACIÓN Y RELACIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
403	07	04	00	Avisos	1.405.242	0	0	0	0	0	1.405.242
403	18	00	00	Impuestos indirectos	365.043	0	0	0	0	0	365.043
403	18	01	00	Impuesto al valor agregado	365.043	0	0	0	0	0	365.043
404	**00**	**00**	**00**	**Activos reales**	**186.660**	**0**	**0**	**0**	**0**	0	**186.660**
404	05	00	00	Equipos de comunicaciones y de señalamiento	30.654	0	0	0	0	0	30.654
404	05	01	00	Equipos de telecomunicaciones	30.654	0	0	0	0	0	30.654
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	156.006	0	0	0	0	0	156.006
404	09	02	00	Equipos de computación	156.006	0	0	0	0	0	156.006
				Totales	**7.546.398**	**0**	**0**	**0**	**0**	0	**7.546.398**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115542 130107000 DIFUSIÓN DE PLANES, PROGRAMAS, PROYECTOS Y OTRAS INFORMACIONES DE INTERÉS PÚBLICO EN MATERIA SOCIOLABORAL.

OBJETIVO DEL PROYECTO: CONTAR CON TRABAJADORAS Y TRABAJADORES INFORMADOS SOBRE LA SITUACIÓN Y LOS AVANCES LOGRADOS EN MATERIA SOCIOLABORAL, UN MAYOR POSICIONAMIENTO DE LAS POLÍTICAS SOCIOLABORALES DEL ESTADO, DENTRO DE LA OPINIÓN PÚBLICA NACIONAL Y UNA CLASE TRABAJADORA CON MÁS CLARIDAD SOBRE SUS DERECHOS.

UNIDAD DE MEDIDA: PIEZA **META:** 113

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES PÚBLICAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130107002 PROMOCIÓN Y DIFUSIÓN DE PIEZAS COMUNICACIONALES IMPRESAS Y AUDIOVISUALES ENTRE LAS AUDIENCIAS INTERNAS Y EXTERNAS.

UNIDAD DE MEDIDA: PIEZA **META:** 48

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMACIÓN Y RELACIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**818.881**	**0**	**0**	**0**	**0**	0	**818.881**
402	03	00	00	Textiles y vestuarios	694.804	0	0	0	0	0	694.804
402	03	02	00	Prendas de vestir	694.804	0	0	0	0	0	694.804
402	05	00	00	Productos de papel, cartón e impresos	15.849	0	0	0	0	0	15.849
402	05	03	00	Productos de papel y cartón para oficina	6.374	0	0	0	0	0	6.374
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	9.475	0	0	0	0	0	9.475
402	10	00	00	Productos varios y útiles diversos	108.228	0	0	0	0	0	108.228
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	32.558	0	0	0	0	0	32.558
402	10	08	00	Materiales para equipos de computación	75.670	0	0	0	0	0	75.670
403	**00**	**00**	**00**	**Servicios no personales**	**1.248.642**	**0**	**0**	**0**	**0**	0	**1.248.642**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.033.628	0	0	0	0	0	1.033.628
403	07	01	00	Publicidad y propaganda	1.033.628	0	0	0	0	0	1.033.628
403	18	00	00	Impuestos indirectos	215.014	0	0	0	0	0	215.014
403	18	01	00	Impuesto al valor agregado	215.014	0	0	0	0	0	215.014
				Totales	**2.067.523**	**0**	**0**	**0**	**0**	0	**2.067.523**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115542 130107000 DIFUSIÓN DE PLANES, PROGRAMAS, PROYECTOS Y OTRAS INFORMACIONES DE INTERÉS PÚBLICO EN MATERIA SOCIOLABORAL.

OBJETIVO DEL PROYECTO: CONTAR CON TRABAJADORAS Y TRABAJADORES INFORMADOS SOBRE LA SITUACIÓN Y LOS AVANCES LOGRADOS EN MATERIA SOCIOLABORAL, UN MAYOR POSICIONAMIENTO DE LAS POLÍTICAS SOCIOLABORALES DEL ESTADO, DENTRO DE LA OPINIÓN PÚBLICA NACIONAL Y UNA CLASE TRABAJADORA CON MÁS CLARIDAD SOBRE SUS DERECHOS.

UNIDAD DE MEDIDA: PIEZA **META:** 113

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES PÚBLICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130107003 ORGANIZACIÓN, PRODUCCIÓN Y PROMOCIÓN DE EVENTOS Y ACTOS DIRIGIDOS AL FORTALECIMIENTO INSTITUCIONAL.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 17

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMACIÓN Y RELACIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**513.314**	**0**	**0**	**0**	**0**	0	**513.314**
402	01	00	00	Productos alimenticios y agropecuarios	75.421	0	0	0	0	0	75.421
402	01	01	00	Alimentos y bebidas para personas	75.421	0	0	0	0	0	75.421
402	05	00	00	Productos de papel, cartón e impresos	32.120	0	0	0	0	0	32.120
402	05	01	00	Pulpa de madera, papel y cartón	5.430	0	0	0	0	0	5.430
402	05	02	00	Envases y cajas de papel y cartón	1.358	0	0	0	0	0	1.358
402	05	03	00	Productos de papel y cartón para oficina	11.932	0	0	0	0	0	11.932
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	13.400	0	0	0	0	0	13.400
402	06	00	00	Productos químicos y derivados	90.388	0	0	0	0	0	90.388
402	06	08	00	Productos plásticos	90.388	0	0	0	0	0	90.388
402	10	00	00	Productos varios y útiles diversos	315.385	0	0	0	0	0	315.385
402	10	02	00	Materiales y útiles de limpieza y aseo	9.790	0	0	0	0	0	9.790
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	55.769	0	0	0	0	0	55.769
402	10	06	00	Condecoraciones, ofrendas y similares	127.185	0	0	0	0	0	127.185
402	10	08	00	Materiales para equipos de computación	122.641	0	0	0	0	0	122.641
403	**00**	**00**	**00**	**Servicios no personales**	**2.572.146**	**0**	**0**	**0**	**0**	0	**2.572.146**
403	01	00	00	Alquileres de inmuebles	153.628	0	0	0	0	0	153.628
403	01	01	00	Alquileres de edificios y locales	153.628	0	0	0	0	0	153.628
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.550.612	0	0	0	0	0	1.550.612
403	07	02	00	Imprenta y reproducción	122.413	0	0	0	0	0	122.413
403	07	03	00	Relaciones sociales	1.428.199	0	0	0	0	0	1.428.199
403	09	00	00	Viáticos y pasajes	120.944	0	0	0	0	0	120.944
403	09	01	00	Viáticos y pasajes dentro del país	120.944	0	0	0	0	0	120.944
403	18	00	00	Impuestos indirectos	330.758	0	0	0	0	0	330.758

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115542 130107000 DIFUSIÓN DE PLANES, PROGRAMAS, PROYECTOS Y OTRAS INFORMACIONES DE INTERÉS PÚBLICO EN MATERIA SOCIOLABORAL.

OBJETIVO DEL PROYECTO: CONTAR CON TRABAJADORAS Y TRABAJADORES INFORMADOS SOBRE LA SITUACIÓN Y LOS AVANCES LOGRADOS EN MATERIA SOCIOLABORAL, UN MAYOR POSICIONAMIENTO DE LAS POLÍTICAS SOCIOLABORALES DEL ESTADO, DENTRO DE LA OPINIÓN PÚBLICA NACIONAL Y UNA CLASE TRABAJADORA CON MÁS CLARIDAD SOBRE SUS DERECHOS.

UNIDAD DE MEDIDA: PIEZA **META:** 113

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES PÚBLICAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130107003 ORGANIZACIÓN, PRODUCCIÓN Y PROMOCIÓN DE EVENTOS Y ACTOS DIRIGIDOS AL FORTALECIMIENTO INSTITUCIONAL.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 17

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMACIÓN Y RELACIONES PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	330.758	0	0	0	0	0	330.758
403	99	00	00	Otros servicios no personales	416.204	0	0	0	0	0	416.204
403	99	01	00	Otros servicios no personales	416.204	0	0	0	0	0	416.204
				Totales	**3.085.460**	**0**	**0**	**0**	**0**	0	**3.085.460**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115662 130108000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y A LA NEGOCIACIÓN COLECTIVA DE SUS CONDICIONES DE TRABAJO.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**33.314.742**	**0**	**0**	**0**	**0**	**0**	**33.314.742**
401	01	00	00	Sueldos, salarios y otras retribuciones	7.369.119	0	0	0	0	0	7.369.119
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.970.629	0	0	0	0	0	5.970.629
401	01	18	00	Remuneraciones al personal contratado	1.398.490	0	0	0	0	0	1.398.490
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	447.278	0	0	0	0	0	447.278
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	447.278	0	0	0	0	0	447.278
401	03	00	00	Primas	5.501.835	0	0	0	0	0	5.501.835
401	03	06	00	Primas por residencia a empleados	18.000	0	0	0	0	0	18.000
401	03	08	00	Primas de profesionalización a empleados	603.427	0	0	0	0	0	603.427
401	03	09	00	Primas por antigüedad a empleados	312.469	0	0	0	0	0	312.469
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	127.200	0	0	0	0	0	127.200
401	03	37	00	Primas de transporte al personal contratado	30.000	0	0	0	0	0	30.000
401	03	40	00	Primas de profesionalización al personal contratado	130.980	0	0	0	0	0	130.980
401	03	41	00	Primas por antigüedad al personal contratado	55.758	0	0	0	0	0	55.758
401	03	97	00	Otras primas a empleados	4.224.001	0	0	0	0	0	4.224.001
401	04	00	00	Complementos de sueldos y salarios	8.007.119	0	0	0	0	0	8.007.119
401	04	08	00	Bono compensatorio de alimentación a empleados	3.659.760	0	0	0	0	0	3.659.760
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.092.960	0	0	0	0	0	1.092.960
401	04	96	00	Otros complementos a empleados	1.876.931	0	0	0	0	0	1.876.931
401	04	98	00	Otros complementos al personal contratado	1.377.468	0	0	0	0	0	1.377.468
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	6.349.367	0	0	0	0	0	6.349.367
401	05	01	00	Aguinaldos a empleados	3.398.345	0	0	0	0	0	3.398.345
401	05	03	00	Bono vacacional a empleados	1.588.837	0	0	0	0	0	1.588.837
401	05	07	00	Aguinaldos al personal contratado	928.148	0	0	0	0	0	928.148
401	05	08	00	Bono vacacional al personal contratado	434.037	0	0	0	0	0	434.037
401	06	00	00	Aportes patronales y legales	1.303.559	0	0	0	0	0	1.303.559
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	571.265	0	0	0	0	0	571.265
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	176.316	0	0	0	0	0	176.316

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115662 130108000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y A LA NEGOCIACIÓN COLECTIVA DE SUS CONDICIONES DE TRABAJO.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	107.907	0	0	0	0	0	107.907
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	247.994	0	0	0	0	0	247.994
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	147.992	0	0	0	0	0	147.992
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	52.085	0	0	0	0	0	52.085
401	07	00	00	Asistencia socio-económica	611.025	0	0	0	0	0	611.025
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	503.834	0	0	0	0	0	503.834
401	07	33	00	Asistencia socio-económica al personal contratado	107.191	0	0	0	0	0	107.191
401	08	00	00	Prestaciones sociales e indemnizaciones	3.725.440	0	0	0	0	0	3.725.440
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	3.002.605	0	0	0	0	0	3.002.605
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	722.835	0	0	0	0	0	722.835
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.056.073**	**0**	**0**	**0**	**0**	**0**	**1.056.073**
402	01	00	00	Productos alimenticios y agropecuarios	100.500	0	0	0	0	0	100.500
402	01	01	00	Alimentos y bebidas para personas	95.089	0	0	0	0	0	95.089
402	01	02	00	Alimentos para animales	5.411	0	0	0	0	0	5.411
402	04	00	00	Productos de cuero y caucho	17.275	0	0	0	0	0	17.275
402	04	03	00	Cauchos y tripas para vehículos	17.275	0	0	0	0	0	17.275
402	05	00	00	Productos de papel, cartón e impresos	479.890	0	0	0	0	0	479.890
402	05	01	00	Pulpa de madera, papel y cartón	15.580	0	0	0	0	0	15.580
402	05	02	00	Envases y cajas de papel y cartón	37.558	0	0	0	0	0	37.558
402	05	03	00	Productos de papel y cartón para oficina	426.752	0	0	0	0	0	426.752
402	06	00	00	Productos químicos y derivados	38.775	0	0	0	0	0	38.775
402	06	04	00	Productos farmacéuticos y medicamentos	5.137	0	0	0	0	0	5.137
402	06	08	00	Productos plásticos	33.638	0	0	0	0	0	33.638
402	08	00	00	Productos metálicos	16.513	0	0	0	0	0	16.513
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	16.513	0	0	0	0	0	16.513
402	10	00	00	Productos varios y útiles diversos	402.695	0	0	0	0	0	402.695
402	10	02	00	Materiales y útiles de limpieza y aseo	57.400	0	0	0	0	0	57.400
402	10	03	00	Utensilios de cocina y comedor	6.960	0	0	0	0	0	6.960
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	149.643	0	0	0	0	0	149.643

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115662 130108000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y A LA NEGOCIACIÓN COLECTIVA DE SUS CONDICIONES DE TRABAJO.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	174.566	0	0	0	0	0	174.566
402	10	09	00	Especies timbradas y valores	369	0	0	0	0	0	369
402	10	11	00	Materiales eléctricos	9.086	0	0	0	0	0	9.086
402	10	12	00	Materiales para instalaciones sanitarias	3.037	0	0	0	0	0	3.037
402	10	99	00	Otros productos y útiles diversos	1.634	0	0	0	0	0	1.634
402	99	00	00	Otros materiales y suministros	425	0	0	0	0	0	425
402	99	01	00	Otros materiales y suministros	425	0	0	0	0	0	425
403	**00**	**00**	**00**	**Servicios no personales**	**533.272**	**0**	**0**	**0**	**0**	**0**	**533.272**
403	07	00	00	Servicios de información, impresión y relaciones públicas	13.068	0	0	0	0	0	13.068
403	07	02	00	Imprenta y reproducción	3.189	0	0	0	0	0	3.189
403	07	03	00	Relaciones sociales	9.879	0	0	0	0	0	9.879
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.997	0	0	0	0	0	2.997
403	08	02	00	Comisiones y gastos bancarios	2.681	0	0	0	0	0	2.681
403	08	03	00	Comisiones y gastos de adquisición de seguros	316	0	0	0	0	0	316
403	09	00	00	Viáticos y pasajes	305.789	0	0	0	0	0	305.789
403	09	01	00	Viáticos y pasajes dentro del país	305.789	0	0	0	0	0	305.789
403	18	00	00	Impuestos indirectos	211.418	0	0	0	0	0	211.418
403	18	01	00	Impuesto al valor agregado	211.418	0	0	0	0	0	211.418
404	**00**	**00**	**00**	**Activos reales**	**370.765**	**0**	**0**	**0**	**0**	**0**	**370.765**
404	05	00	00	Equipos de comunicaciones y de señalamiento	16.482	0	0	0	0	0	16.482
404	05	01	00	Equipos de telecomunicaciones	16.482	0	0	0	0	0	16.482
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	354.283	0	0	0	0	0	354.283
404	09	01	00	Mobiliario y equipos de oficina	102.941	0	0	0	0	0	102.941
404	09	02	00	Equipos de computación	143.132	0	0	0	0	0	143.132
404	09	03	00	Mobiliario y equipos de alojamiento	108.210	0	0	0	0	0	108.210
				Totales	**35.274.852**	**0**	**0**	**0**	**0**	**0**	**35.274.852**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115662 130108000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y A LA NEGOCIACIÓN COLECTIVA DE SUS CONDICIONES DE TRABAJO.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115662 130108000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y A LA NEGOCIACIÓN COLECTIVA DE SUS CONDICIONES DE TRABAJO.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130108001 RECEPCIÓN, TRAMITACIÓN Y FACILITACIÓN DE LA NEGOCIACIÓN DE PROYECTOS DE CONVENCIÓN COLECTIVA DE TRABAJO.

UNIDAD DE MEDIDA: PROYECTO **META:** 455

RESPONSABLE/EJECUTOR: DIRECCIONES DE INSPECTORÍA NACIONAL DE SECTORES PÚBLICO Y PRIVADO, E INSPECTORÍAS LOCALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**14.525.414**	**0**	**0**	**0**	**0**	0	**14.525.414**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.330.910	0	0	0	0	0	3.330.910
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.632.656	0	0	0	0	0	2.632.656
401	01	18	00	Remuneraciones al personal contratado	698.254	0	0	0	0	0	698.254
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	189.455	0	0	0	0	0	189.455
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	189.455	0	0	0	0	0	189.455
401	03	00	00	Primas	2.341.297	0	0	0	0	0	2.341.297
401	03	08	00	Primas de profesionalización a empleados	245.019	0	0	0	0	0	245.019
401	03	09	00	Primas por antigüedad a empleados	130.927	0	0	0	0	0	130.927
401	03	37	00	Primas de transporte al personal contratado	18.000	0	0	0	0	0	18.000
401	03	40	00	Primas de profesionalización al personal contratado	68.369	0	0	0	0	0	68.369
401	03	41	00	Primas por antigüedad al personal contratado	31.528	0	0	0	0	0	31.528
401	03	97	00	Otras primas a empleados	1.847.454	0	0	0	0	0	1.847.454
401	04	00	00	Complementos de sueldos y salarios	3.562.787	0	0	0	0	0	3.562.787
401	04	08	00	Bono compensatorio de alimentación a empleados	1.490.400	0	0	0	0	0	1.490.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	546.480	0	0	0	0	0	546.480
401	04	96	00	Otros complementos a empleados	834.784	0	0	0	0	0	834.784
401	04	98	00	Otros complementos al personal contratado	691.123	0	0	0	0	0	691.123
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.684.297	0	0	0	0	0	2.684.297
401	05	01	00	Aguinaldos a empleados	1.360.947	0	0	0	0	0	1.360.947
401	05	03	00	Bono vacacional a empleados	636.286	0	0	0	0	0	636.286
401	05	07	00	Aguinaldos al personal contratado	468.179	0	0	0	0	0	468.179
401	05	08	00	Bono vacacional al personal contratado	218.885	0	0	0	0	0	218.885

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115662 130108000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y A LA NEGOCIACIÓN COLECTIVA DE SUS CONDICIONES DE TRABAJO.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130108001 RECEPCIÓN, TRAMITACIÓN Y FACILITACIÓN DE LA NEGOCIACIÓN DE PROYECTOS DE CONVENCIÓN COLECTIVA DE TRABAJO.

UNIDAD DE MEDIDA: PROYECTO **META:** 455

RESPONSABLE/EJECUTOR: DIRECCIONES DE INSPECTORÍA NACIONAL DE SECTORES PÚBLICO Y PRIVADO, E INSPECTORÍAS LOCALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	585.201	0	0	0	0	0	585.201
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	251.200	0	0	0	0	0	251.200
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	78.226	0	0	0	0	0	78.226
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	47.448	0	0	0	0	0	47.448
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	108.170	0	0	0	0	0	108.170
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	73.891	0	0	0	0	0	73.891
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	26.266	0	0	0	0	0	26.266
401	07	00	00	Asistencia socio-económica	264.716	0	0	0	0	0	264.716
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	205.139	0	0	0	0	0	205.139
401	07	33	00	Asistencia socio-económica al personal contratado	59.577	0	0	0	0	0	59.577
401	08	00	00	Prestaciones sociales e indemnizaciones	1.566.751	0	0	0	0	0	1.566.751
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.202.463	0	0	0	0	0	1.202.463
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	364.288	0	0	0	0	0	364.288
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**422.108**	**0**	**0**	**0**	**0**	0	**422.108**
402	01	00	00	Productos alimenticios y agropecuarios	46.725	0	0	0	0	0	46.725
402	01	01	00	Alimentos y bebidas para personas	46.725	0	0	0	0	0	46.725
402	04	00	00	Productos de cuero y caucho	7.560	0	0	0	0	0	7.560
402	04	03	00	Cauchos y tripas para vehículos	7.560	0	0	0	0	0	7.560
402	05	00	00	Productos de papel, cartón e impresos	161.554	0	0	0	0	0	161.554
402	05	01	00	Pulpa de madera, papel y cartón	6.599	0	0	0	0	0	6.599
402	05	02	00	Envases y cajas de papel y cartón	20.739	0	0	0	0	0	20.739
402	05	03	00	Productos de papel y cartón para oficina	134.216	0	0	0	0	0	134.216
402	06	00	00	Productos químicos y derivados	21.681	0	0	0	0	0	21.681

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115662 130108000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y A LA NEGOCIACIÓN COLECTIVA DE SUS CONDICIONES DE TRABAJO.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130108001 RECEPCIÓN, TRAMITACIÓN Y FACILITACIÓN DE LA NEGOCIACIÓN DE PROYECTOS DE CONVENCIÓN COLECTIVA DE TRABAJO.

UNIDAD DE MEDIDA: PROYECTO **META:** 455

RESPONSABLE/EJECUTOR: DIRECCIONES DE INSPECTORÍA NACIONAL DE SECTORES PÚBLICO Y PRIVADO, E INSPECTORÍAS LOCALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	2.461	0	0	0	0	0	2.461
402	06	08	00	Productos plásticos	19.220	0	0	0	0	0	19.220
402	08	00	00	Productos metálicos	5.345	0	0	0	0	0	5.345
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.345	0	0	0	0	0	5.345
402	10	00	00	Productos varios y útiles diversos	178.818	0	0	0	0	0	178.818
402	10	02	00	Materiales y útiles de limpieza y aseo	34.182	0	0	0	0	0	34.182
402	10	03	00	Utensilios de cocina y comedor	5.296	0	0	0	0	0	5.296
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	77.603	0	0	0	0	0	77.603
402	10	08	00	Materiales para equipos de computación	58.052	0	0	0	0	0	58.052
402	10	09	00	Especies timbradas y valores	369	0	0	0	0	0	369
402	10	11	00	Materiales eléctricos	2.174	0	0	0	0	0	2.174
402	10	12	00	Materiales para instalaciones sanitarias	742	0	0	0	0	0	742
402	10	99	00	Otros productos y útiles diversos	400	0	0	0	0	0	400
402	99	00	00	Otros materiales y suministros	425	0	0	0	0	0	425
402	99	01	00	Otros materiales y suministros	425	0	0	0	0	0	425
403	**00**	**00**	**00**	**Servicios no personales**	**244.400**	**0**	**0**	**0**	**0**	0	**244.400**
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.744	0	0	0	0	0	7.744
403	07	02	00	Imprenta y reproducción	3.189	0	0	0	0	0	3.189
403	07	03	00	Relaciones sociales	4.555	0	0	0	0	0	4.555
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.997	0	0	0	0	0	2.997
403	08	02	00	Comisiones y gastos bancarios	2.681	0	0	0	0	0	2.681
403	08	03	00	Comisiones y gastos de adquisición de seguros	316	0	0	0	0	0	316
403	09	00	00	Viáticos y pasajes	148.438	0	0	0	0	0	148.438
403	09	01	00	Viáticos y pasajes dentro del pais	148.438	0	0	0	0	0	148.438

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115662 130108000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y A LA NEGOCIACIÓN COLECTIVA DE SUS CONDICIONES DE TRABAJO.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130108001 RECEPCIÓN, TRAMITACIÓN Y FACILITACIÓN DE LA NEGOCIACIÓN DE PROYECTOS DE CONVENCIÓN COLECTIVA DE TRABAJO.

UNIDAD DE MEDIDA: PROYECTO **META:** 455

RESPONSABLE/EJECUTOR: DIRECCIONES DE INSPECTORÍA NACIONAL DE SECTORES PÚBLICO Y PRIVADO, E INSPECTORÍAS LOCALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	85.221	0	0	0	0	0	85.221
403	18	01	00	Impuesto al valor agregado	85.221	0	0	0	0	0	85.221
404	**00**	**00**	**00**	**Activos reales**	**130.983**	**0**	**0**	**0**	**0**	0	**130.983**
404	05	00	00	Equipos de comunicaciones y de señalamiento	14.717	0	0	0	0	0	14.717
404	05	01	00	Equipos de telecomunicaciones	14.717	0	0	0	0	0	14.717
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	116.266	0	0	0	0	0	116.266
404	09	01	00	Mobiliario y equipos de oficina	40.765	0	0	0	0	0	40.765
404	09	02	00	Equipos de computación	52.951	0	0	0	0	0	52.951
404	09	03	00	Mobiliario y equipos de alojamiento	22.550	0	0	0	0	0	22.550
				Totales	**15.322.905**	**0**	**0**	**0**	**0**	0	**15.322.905**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115662 130108000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y A LA NEGOCIACIÓN COLECTIVA DE SUS CONDICIONES DE TRABAJO.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130108002 ATENCIÓN Y RESOLUCIÓN DE LOS DIFERENDOS, PLIEGOS Y CONFLICTOS DE TRABAJO MEDIANTE LA CONCILIACIÓN, MEDIACIÓN Y ARBITRAJE.

UNIDAD DE MEDIDA: *DECISIÓN* **META:** 250

RESPONSABLE/EJECUTOR: DIRECCIÓN DE MEDIACIÓN, CONCILIACIÓN Y ARBITRAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.637.646**	**0**	**0**	**0**	**0**	0	**5.637.646**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.341.486	0	0	0	0	0	1.341.486
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.013.343	0	0	0	0	0	1.013.343
401	01	18	00	Remuneraciones al personal contratado	328.143	0	0	0	0	0	328.143
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	63.482	0	0	0	0	0	63.482
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	63.482	0	0	0	0	0	63.482
401	03	00	00	Primas	990.963	0	0	0	0	0	990.963
401	03	06	00	Primas por residencia a empleados	18.000	0	0	0	0	0	18.000
401	03	08	00	Primas de profesionalización a empleados	114.056	0	0	0	0	0	114.056
401	03	09	00	Primas por antigüedad a empleados	37.047	0	0	0	0	0	37.047
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	127.200	0	0	0	0	0	127.200
401	03	40	00	Primas de profesionalización al personal contratado	25.907	0	0	0	0	0	25.907
401	03	41	00	Primas por antigüedad al personal contratado	7.060	0	0	0	0	0	7.060
401	03	97	00	Otras primas a empleados	661.693	0	0	0	0	0	661.693
401	04	00	00	Complementos de sueldos y salarios	1.269.451	0	0	0	0	0	1.269.451
401	04	08	00	Bono compensatorio de alimentación a empleados	430.560	0	0	0	0	0	430.560
401	04	26	00	Bono compensatorio de alimentación al personal contratado	264.960	0	0	0	0	0	264.960
401	04	96	00	Otros complementos a empleados	233.304	0	0	0	0	0	233.304
401	04	98	00	Otros complementos al personal contratado	340.627	0	0	0	0	0	340.627
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.045.205	0	0	0	0	0	1.045.205
401	05	01	00	Aguinaldos a empleados	494.705	0	0	0	0	0	494.705
401	05	03	00	Bono vacacional a empleados	231.290	0	0	0	0	0	231.290
401	05	07	00	Aguinaldos al personal contratado	217.445	0	0	0	0	0	217.445
401	05	08	00	Bono vacacional al personal contratado	101.765	0	0	0	0	0	101.765

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115662 130108000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y A LA NEGOCIACIÓN COLECTIVA DE SUS CONDICIONES DE TRABAJO.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130108002 ATENCIÓN Y RESOLUCIÓN DE LOS DIFERENDOS, PLIEGOS Y CONFLICTOS DE TRABAJO MEDIANTE LA CONCILIACIÓN, MEDIACIÓN Y ARBITRAJE.

UNIDAD DE MEDIDA: DECISIÓN **META:** 250

RESPONSABLE/EJECUTOR: DIRECCIÓN DE MEDIACIÓN, CONCILIACIÓN Y ARBITRAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	233.103	0	0	0	0	0	233.103
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	95.849	0	0	0	0	0	95.849
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	29.951	0	0	0	0	0	29.951
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	18.105	0	0	0	0	0	18.105
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	42.261	0	0	0	0	0	42.261
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	34.725	0	0	0	0	0	34.725
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	12.212	0	0	0	0	0	12.212
401	07	00	00	Asistencia socio-económica	87.985	0	0	0	0	0	87.985
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	68.177	0	0	0	0	0	68.177
401	07	33	00	Asistencia socio-económica al personal contratado	19.808	0	0	0	0	0	19.808
401	08	00	00	Prestaciones sociales e indemnizaciones	605.971	0	0	0	0	0	605.971
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	437.096	0	0	0	0	0	437.096
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	168.875	0	0	0	0	0	168.875
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**36.698**	**0**	**0**	**0**	**0**	0	**36.698**
402	01	00	00	Productos alimenticios y agropecuarios	8.032	0	0	0	0	0	8.032
402	01	01	00	Alimentos y bebidas para personas	8.032	0	0	0	0	0	8.032
402	04	00	00	Productos de cuero y caucho	1.446	0	0	0	0	0	1.446
402	04	03	00	Cauchos y tripas para vehículos	1.446	0	0	0	0	0	1.446
402	05	00	00	Productos de papel, cartón e impresos	9.402	0	0	0	0	0	9.402
402	05	01	00	Pulpa de madera, papel y cartón	433	0	0	0	0	0	433
402	05	02	00	Envases y cajas de papel y cartón	976	0	0	0	0	0	976
402	05	03	00	Productos de papel y cartón para oficina	7.993	0	0	0	0	0	7.993
402	06	00	00	Productos químicos y derivados	1.424	0	0	0	0	0	1.424
402	06	08	00	Productos plásticos	1.424	0	0	0	0	0	1.424

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115662 130108000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y A LA NEGOCIACIÓN COLECTIVA DE SUS CONDICIONES DE TRABAJO.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130108002 ATENCIÓN Y RESOLUCIÓN DE LOS DIFERENDOS, PLIEGOS Y CONFLICTOS DE TRABAJO MEDIANTE LA CONCILIACIÓN, MEDIACIÓN Y ARBITRAJE.

UNIDAD DE MEDIDA: *DECISIÓN* **META:** 250

RESPONSABLE/EJECUTOR: DIRECCIÓN DE MEDIACIÓN, CONCILIACIÓN Y ARBITRAJE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	346	0	0	0	0	0	346
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	346	0	0	0	0	0	346
402	10	00	00	Productos varios y útiles diversos	16.048	0	0	0	0	0	16.048
402	10	02	00	Materiales y útiles de limpieza y aseo	3.742	0	0	0	0	0	3.742
402	10	03	00	Utensilios de cocina y comedor	138	0	0	0	0	0	138
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.288	0	0	0	0	0	8.288
402	10	08	00	Materiales para equipos de computación	3.469	0	0	0	0	0	3.469
402	10	12	00	Materiales para instalaciones sanitarias	289	0	0	0	0	0	289
402	10	99	00	Otros productos y útiles diversos	122	0	0	0	0	0	122
403	**00**	**00**	**00**	**Servicios no personales**	**48.077**	**0**	**0**	**0**	**0**	0	**48.077**
403	07	00	00	Servicios de información, impresión y relaciones públicas	838	0	0	0	0	0	838
403	07	03	00	Relaciones sociales	838	0	0	0	0	0	838
403	09	00	00	Viáticos y pasajes	33.203	0	0	0	0	0	33.203
403	09	01	00	Viáticos y pasajes dentro del país	33.203	0	0	0	0	0	33.203
403	18	00	00	Impuestos indirectos	14.036	0	0	0	0	0	14.036
403	18	01	00	Impuesto al valor agregado	14.036	0	0	0	0	0	14.036
404	**00**	**00**	**00**	**Activos reales**	**52.734**	**0**	**0**	**0**	**0**	0	**52.734**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.765	0	0	0	0	0	1.765
404	05	01	00	Equipos de telecomunicaciones	1.765	0	0	0	0	0	1.765
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	50.969	0	0	0	0	0	50.969
404	09	01	00	Mobiliario y equipos de oficina	29.419	0	0	0	0	0	29.419
404	09	02	00	Equipos de computación	14.121	0	0	0	0	0	14.121
404	09	03	00	Mobiliario y equipos de alojamiento	7.429	0	0	0	0	0	7.429
				Totales	**5.775.155**	**0**	**0**	**0**	**0**	0	**5.775.155**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115662 130108000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y A LA NEGOCIACIÓN COLECTIVA DE SUS CONDICIONES DE TRABAJO.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130108003 RECEPCIÓN, TRAMITACIÓN Y REGISTRO DE PROYECTOS DE ORGANIZACIONES SINDICALES DE ÀMBITO LOCAL Y NACIONAL.

UNIDAD DE MEDIDA: PROYECTO **META:** 389

RESPONSABLE/EJECUTOR: DIRECCIONES DE INSPECTORÍA NACIONAL DE SECTORES PÚBLICO Y PRIVADO, E INSPECTORÍAS LOCALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.151.682**	**0**	**0**	**0**	**0**	0	**13.151.682**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.696.723	0	0	0	0	0	2.696.723
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.324.630	0	0	0	0	0	2.324.630
401	01	18	00	Remuneraciones al personal contratado	372.093	0	0	0	0	0	372.093
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	194.341	0	0	0	0	0	194.341
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	194.341	0	0	0	0	0	194.341
401	03	00	00	Primas	2.169.575	0	0	0	0	0	2.169.575
401	03	08	00	Primas de profesionalización a empleados	244.352	0	0	0	0	0	244.352
401	03	09	00	Primas por antigüedad a empleados	144.495	0	0	0	0	0	144.495
401	03	37	00	Primas de transporte al personal contratado	12.000	0	0	0	0	0	12.000
401	03	40	00	Primas de profesionalización al personal contratado	36.704	0	0	0	0	0	36.704
401	03	41	00	Primas por antigüedad al personal contratado	17.170	0	0	0	0	0	17.170
401	03	97	00	Otras primas a empleados	1.714.854	0	0	0	0	0	1.714.854
401	04	00	00	Complementos de sueldos y salarios	3.174.881	0	0	0	0	0	3.174.881
401	04	08	00	Bono compensatorio de alimentación a empleados	1.738.800	0	0	0	0	0	1.738.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	281.520	0	0	0	0	0	281.520
401	04	96	00	Otros complementos a empleados	808.843	0	0	0	0	0	808.843
401	04	98	00	Otros complementos al personal contratado	345.718	0	0	0	0	0	345.718
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.619.865	0	0	0	0	0	2.619.865
401	05	01	00	Aguinaldos a empleados	1.542.693	0	0	0	0	0	1.542.693
401	05	03	00	Bono vacacional a empleados	721.261	0	0	0	0	0	721.261
401	05	07	00	Aguinaldos al personal contratado	242.524	0	0	0	0	0	242.524
401	05	08	00	Bono vacacional al personal contratado	113.387	0	0	0	0	0	113.387

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115662 130108000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y A LA NEGOCIACIÓN COLECTIVA DE SUS CONDICIONES DE TRABAJO.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130108003 RECEPCIÓN, TRAMITACIÓN Y REGISTRO DE PROYECTOS DE ORGANIZACIONES SINDICALES DE ÁMBITO LOCAL Y NACIONAL.

UNIDAD DE MEDIDA: PROYECTO **META:** 389

RESPONSABLE/EJECUTOR: DIRECCIONES DE INSPECTORÍA NACIONAL DE SECTORES PÚBLICO Y PRIVADO, E INSPECTORÍAS LOCALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	485.255	0	0	0	0	0	485.255
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	224.216	0	0	0	0	0	224.216
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	68.139	0	0	0	0	0	68.139
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	42.354	0	0	0	0	0	42.354
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	97.563	0	0	0	0	0	97.563
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	39.376	0	0	0	0	0	39.376
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	13.607	0	0	0	0	0	13.607
401	07	00	00	Asistencia socio-económica	258.324	0	0	0	0	0	258.324
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	230.518	0	0	0	0	0	230.518
401	07	33	00	Asistencia socio-económica al personal contratado	27.806	0	0	0	0	0	27.806
401	08	00	00	Prestaciones sociales e indemnizaciones	1.552.718	0	0	0	0	0	1.552.718
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.363.046	0	0	0	0	0	1.363.046
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	189.672	0	0	0	0	0	189.672
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**597.267**	**0**	**0**	**0**	**0**	0	**597.267**
402	01	00	00	Productos alimenticios y agropecuarios	45.743	0	0	0	0	0	45.743
402	01	01	00	Alimentos y bebidas para personas	40.332	0	0	0	0	0	40.332
402	01	02	00	Alimentos para animales	5.411	0	0	0	0	0	5.411
402	04	00	00	Productos de cuero y caucho	8.269	0	0	0	0	0	8.269
402	04	03	00	Cauchos y tripas para vehículos	8.269	0	0	0	0	0	8.269
402	05	00	00	Productos de papel, cartón e impresos	308.934	0	0	0	0	0	308.934
402	05	01	00	Pulpa de madera, papel y cartón	8.548	0	0	0	0	0	8.548
402	05	02	00	Envases y cajas de papel y cartón	15.843	0	0	0	0	0	15.843
402	05	03	00	Productos de papel y cartón para oficina	284.543	0	0	0	0	0	284.543

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115662 130108000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y A LA NEGOCIACIÓN COLECTIVA DE SUS CONDICIONES DE TRABAJO.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130108003 RECEPCIÓN, TRAMITACIÓN Y REGISTRO DE PROYECTOS DE ORGANIZACIONES SINDICALES DE ÀMBITO LOCAL Y NACIONAL.

UNIDAD DE MEDIDA: PROYECTO **META:** 389

RESPONSABLE/EJECUTOR: DIRECCIONES DE INSPECTORÍA NACIONAL DE SECTORES PÚBLICO Y PRIVADO, E INSPECTORÍAS LOCALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	15.670	0	0	0	0	0	15.670
402	06	04	00	Productos farmacéuticos y medicamentos	2.676	0	0	0	0	0	2.676
402	06	08	00	Productos plásticos	12.994	0	0	0	0	0	12.994
402	08	00	00	Productos metálicos	10.822	0	0	0	0	0	10.822
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.822	0	0	0	0	0	10.822
402	10	00	00	Productos varios y útiles diversos	207.829	0	0	0	0	0	207.829
402	10	02	00	Materiales y útiles de limpieza y aseo	19.476	0	0	0	0	0	19.476
402	10	03	00	Utensilios de cocina y comedor	1.526	0	0	0	0	0	1.526
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	63.752	0	0	0	0	0	63.752
402	10	08	00	Materiales para equipos de computación	113.045	0	0	0	0	0	113.045
402	10	11	00	Materiales eléctricos	6.912	0	0	0	0	0	6.912
402	10	12	00	Materiales para instalaciones sanitarias	2.006	0	0	0	0	0	2.006
402	10	99	00	Otros productos y útiles diversos	1.112	0	0	0	0	0	1.112
403	**00**	**00**	**00**	**Servicios no personales**	**240.795**	**0**	**0**	**0**	**0**	0	**240.795**
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.486	0	0	0	0	0	4.486
403	07	03	00	Relaciones sociales	4.486	0	0	0	0	0	4.486
403	09	00	00	Viáticos y pasajes	124.148	0	0	0	0	0	124.148
403	09	01	00	Viáticos y pasajes dentro del país	124.148	0	0	0	0	0	124.148
403	18	00	00	Impuestos indirectos	112.161	0	0	0	0	0	112.161
403	18	01	00	Impuesto al valor agregado	112.161	0	0	0	0	0	112.161
404	**00**	**00**	**00**	**Activos reales**	**187.048**	**0**	**0**	**0**	**0**	0	**187.048**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	187.048	0	0	0	0	0	187.048
404	09	01	00	Mobiliario y equipos de oficina	32.757	0	0	0	0	0	32.757
404	09	02	00	Equipos de computación	76.060	0	0	0	0	0	76.060

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115662 130108000 PROTECCIÓN Y REGULACIÓN DE LA NEGOCIACIÓN COLECTIVA Y EL DERECHO A LA SINDICALIZACIÓN DE TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR A LOS TRABAJADORES Y TRABAJADORAS EL DERECHO A LA SINDICALIZACIÓN Y A LA NEGOCIACIÓN COLECTIVA DE SUS CONDICIONES DE TRABAJO.

UNIDAD DE MEDIDA: TRABAJADOR BENEFICIADO **META:** 500.000 **FEMENINO:** 250.000 **MASCULINO:** 250.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130108003 RECEPCIÓN, TRAMITACIÓN Y REGISTRO DE PROYECTOS DE ORGANIZACIONES SINDICALES DE ÀMBITO LOCAL Y NACIONAL.

UNIDAD DE MEDIDA: *PROYECTO* **META:** 389

RESPONSABLE/EJECUTOR: DIRECCIONES DE INSPECTORÍA NACIONAL DE SECTORES PÚBLICO Y PRIVADO, E INSPECTORÍAS LOCALES.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	78.231	0	0	0	0	0	78.231
				Totales	**14.176.792**	**0**	**0**	**0**	**0**	0	**14.176.792**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115653 130109000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS EMPLEADORES, EMPLEADORAS, TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**136.893.409**	**0**	**0**	**0**	**0**	**0**	**136.893.409**
401	01	00	00	Sueldos, salarios y otras retribuciones	28.029.734	0	0	0	0	0	28.029.734
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	15.573.513	0	0	0	0	0	15.573.513
401	01	18	00	Remuneraciones al personal contratado	12.456.221	0	0	0	0	0	12.456.221
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.844.049	0	0	0	0	0	1.844.049
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.844.049	0	0	0	0	0	1.844.049
401	03	00	00	Primas	18.914.500	0	0	0	0	0	18.914.500
401	03	08	00	Primas de profesionalización a empleados	1.832.416	0	0	0	0	0	1.832.416
401	03	09	00	Primas por antigüedad a empleados	937.745	0	0	0	0	0	937.745
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	41.400	0	0	0	0	0	41.400
401	03	37	00	Primas de transporte al personal contratado	1.024.800	0	0	0	0	0	1.024.800
401	03	40	00	Primas de profesionalización al personal contratado	1.164.790	0	0	0	0	0	1.164.790
401	03	41	00	Primas por antigüedad al personal contratado	654.498	0	0	0	0	0	654.498
401	03	97	00	Otras primas a empleados	13.258.851	0	0	0	0	0	13.258.851
401	04	00	00	Complementos de sueldos y salarios	37.487.767	0	0	0	0	0	37.487.767
401	04	08	00	Bono compensatorio de alimentación a empleados	9.207.360	0	0	0	0	0	9.207.360
401	04	26	00	Bono compensatorio de alimentación al personal contratado	10.151.280	0	0	0	0	0	10.151.280
401	04	96	00	Otros complementos a empleados	6.459.963	0	0	0	0	0	6.459.963
401	04	98	00	Otros complementos al personal contratado	11.669.164	0	0	0	0	0	11.669.164
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	27.599.502	0	0	0	0	0	27.599.502
401	05	01	00	Aguinaldos a empleados	10.426.071	0	0	0	0	0	10.426.071
401	05	03	00	Bono vacacional a empleados	4.874.526	0	0	0	0	0	4.874.526
401	05	07	00	Aguinaldos al personal contratado	8.380.671	0	0	0	0	0	8.380.671
401	05	08	00	Bono vacacional al personal contratado	3.918.234	0	0	0	0	0	3.918.234
401	06	00	00	Aportes patronales y legales	4.827.069	0	0	0	0	0	4.827.069
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.550.355	0	0	0	0	0	1.550.355
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	461.936	0	0	0	0	0	461.936
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	292.842	0	0	0	0	0	292.842

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115653 130109000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS EMPLEADORES, EMPLEADORAS, TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	733.578	0	0	0	0	0	733.578
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.318.161	0	0	0	0	0	1.318.161
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	470.197	0	0	0	0	0	470.197
401	07	00	00	Asistencia socio-económica	2.364.001	0	0	0	0	0	2.364.001
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.458.814	0	0	0	0	0	1.458.814
401	07	33	00	Asistencia socio-económica al personal contratado	905.187	0	0	0	0	0	905.187
401	08	00	00	Prestaciones sociales e indemnizaciones	15.826.787	0	0	0	0	0	15.826.787
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	9.211.950	0	0	0	0	0	9.211.950
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.614.837	0	0	0	0	0	6.614.837
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.591.681**	**0**	**0**	**0**	**0**	**0**	**3.591.681**
402	01	00	00	Productos alimenticios y agropecuarios	238.842	0	0	0	0	0	238.842
402	01	01	00	Alimentos y bebidas para personas	238.842	0	0	0	0	0	238.842
402	04	00	00	Productos de cuero y caucho	161.730	0	0	0	0	0	161.730
402	04	03	00	Cauchos y tripas para vehículos	161.730	0	0	0	0	0	161.730
402	05	00	00	Productos de papel, cartón e impresos	931.842	0	0	0	0	0	931.842
402	05	01	00	Pulpa de madera, papel y cartón	161.722	0	0	0	0	0	161.722
402	05	03	00	Productos de papel y cartón para oficina	770.120	0	0	0	0	0	770.120
402	06	00	00	Productos químicos y derivados	393.215	0	0	0	0	0	393.215
402	06	03	00	Tintas, pinturas y colorantes	161.725	0	0	0	0	0	161.725
402	06	06	00	Combustibles y lubricantes	72.759	0	0	0	0	0	72.759
402	06	08	00	Productos plásticos	158.731	0	0	0	0	0	158.731
402	08	00	00	Productos metálicos	292.555	0	0	0	0	0	292.555
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	70.085	0	0	0	0	0	70.085
402	08	09	00	Repuestos y accesorios para equipos de transporte	222.470	0	0	0	0	0	222.470
402	10	00	00	Productos varios y útiles diversos	1.514.012	0	0	0	0	0	1.514.012
402	10	02	00	Materiales y útiles de limpieza y aseo	161.730	0	0	0	0	0	161.730
402	10	03	00	Utensilios de cocina y comedor	161.513	0	0	0	0	0	161.513
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	268.207	0	0	0	0	0	268.207
402	10	08	00	Materiales para equipos de computación	770.140	0	0	0	0	0	770.140

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115653 130109000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS EMPLEADORES, EMPLEADORAS, TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	87.179	0	0	0	0	0	87.179
402	10	12	00	Materiales para instalaciones sanitarias	65.243	0	0	0	0	0	65.243
402	99	00	00	Otros materiales y suministros	59.485	0	0	0	0	0	59.485
402	99	01	00	Otros materiales y suministros	59.485	0	0	0	0	0	59.485
403	**00**	**00**	**00**	**Servicios no personales**	**7.786.612**	**0**	**0**	**0**	**0**	**0**	**7.786.612**
403	01	00	00	Alquileres de inmuebles	362.831	0	0	0	0	0	362.831
403	01	01	00	Alquileres de edificios y locales	362.831	0	0	0	0	0	362.831
403	06	00	00	Servicios de transporte y almacenaje	828.760	0	0	0	0	0	828.760
403	06	01	00	Fletes y embalajes	362.831	0	0	0	0	0	362.831
403	06	03	00	Estacionamiento	177.745	0	0	0	0	0	177.745
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	288.184	0	0	0	0	0	288.184
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.463.329	0	0	0	0	0	1.463.329
403	07	01	00	Publicidad y propaganda	293.424	0	0	0	0	0	293.424
403	07	02	00	Imprenta y reproducción	312.876	0	0	0	0	0	312.876
403	07	03	00	Relaciones sociales	670.030	0	0	0	0	0	670.030
403	07	04	00	Avisos	186.999	0	0	0	0	0	186.999
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	273.404	0	0	0	0	0	273.404
403	08	02	00	Comisiones y gastos bancarios	273.404	0	0	0	0	0	273.404
403	09	00	00	Viáticos y pasajes	2.333.973	0	0	0	0	0	2.333.973
403	09	01	00	Viáticos y pasajes dentro del país	2.333.973	0	0	0	0	0	2.333.973
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	954.805	0	0	0	0	0	954.805
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	570.730	0	0	0	0	0	570.730
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	384.075	0	0	0	0	0	384.075
403	12	00	00	Conservación y reparaciones menores de obras	468.257	0	0	0	0	0	468.257
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	468.257	0	0	0	0	0	468.257
403	18	00	00	Impuestos indirectos	1.101.253	0	0	0	0	0	1.101.253
403	18	01	00	Impuesto al valor agregado	1.101.253	0	0	0	0	0	1.101.253
404	**00**	**00**	**00**	**Activos reales**	**634.351**	**0**	**0**	**0**	**0**	**0**	**634.351**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115653 130109000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS EMPLEADORES, EMPLEADORAS, TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	3.410	0	0	0	0	0	3.410
404	01	02	00	Reparaciones mayores de maquinaria y equipos	3.410	0	0	0	0	0	3.410
404	01	02	06	Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional	3.410	0	0	0	0	0	3.410
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	111.329	0	0	0	0	0	111.329
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	111.329	0	0	0	0	0	111.329
404	04	00	00	Equipos de transporte, tracción y elevación	6.085	0	0	0	0	0	6.085
404	04	03	00	Equipos marítimos de transporte	6.085	0	0	0	0	0	6.085
404	05	00	00	Equipos de comunicaciones y de señalamiento	63.938	0	0	0	0	0	63.938
404	05	01	00	Equipos de telecomunicaciones	63.938	0	0	0	0	0	63.938
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	449.589	0	0	0	0	0	449.589
404	09	01	00	Mobiliario y equipos de oficina	144.989	0	0	0	0	0	144.989
404	09	02	00	Equipos de computación	123.217	0	0	0	0	0	123.217
404	09	03	00	Mobiliario y equipos de alojamiento	181.383	0	0	0	0	0	181.383
				Totales	**148.906.053**	**0**	**0**	**0**	**0**	**0**	**148.906.053**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115653 130109000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS EMPLEADORES, EMPLEADORAS, TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115653 130109000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS EMPLEADORES, EMPLEADORAS, TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130109001 ATENCIÓN DE LAS SOLICITUDES INTERPUESTAS POR LOS CIUDADANOS Y CIUDADANAS ANTE LAS INSPECTORIAS DEL TRABAJO.

UNIDAD DE MEDIDA: SOLICITUD **META:** 185.800

RESPONSABLE/EJECUTOR: INSPECTORÍAS DEL TRABAJO DE ÁMBITO LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
401	**00**	**00**	**00**	**Gastos de personal**	**96.534.837**	**0**	**0**	**0**	**0**	0	**96.534.837**
401	01	00	00	Sueldos, salarios y otras retribuciones	20.643.490	0	0	0	0	0	20.643.490
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	9.070.432	0	0	0	0	0	9.070.432
401	01	18	00	Remuneraciones al personal contratado	11.573.058	0	0	0	0	0	11.573.058
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	680.067	0	0	0	0	0	680.067
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	680.067	0	0	0	0	0	680.067
401	03	00	00	Primas	10.690.484	0	0	0	0	0	10.690.484
401	03	08	00	Primas de profesionalización a empleados	795.417	0	0	0	0	0	795.417
401	03	09	00	Primas por antigüedad a empleados	514.405	0	0	0	0	0	514.405
401	03	37	00	Primas de transporte al personal contratado	1.018.800	0	0	0	0	0	1.018.800
401	03	40	00	Primas de profesionalización al personal contratado	1.095.125	0	0	0	0	0	1.095.125
401	03	41	00	Primas por antigüedad al personal contratado	599.770	0	0	0	0	0	599.770
401	03	97	00	Otras primas a empleados	6.666.967	0	0	0	0	0	6.666.967
401	04	00	00	Complementos de sueldos y salarios	29.324.415	0	0	0	0	0	29.324.415
401	04	08	00	Bono compensatorio de alimentación a empleados	5.878.800	0	0	0	0	0	5.878.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	9.439.200	0	0	0	0	0	9.439.200
401	04	96	00	Otros complementos a empleados	3.167.950	0	0	0	0	0	3.167.950
401	04	98	00	Otros complementos al personal contratado	10.838.465	0	0	0	0	0	10.838.465
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	19.345.973	0	0	0	0	0	19.345.973
401	05	01	00	Aguinaldos a empleados	5.371.975	0	0	0	0	0	5.371.975
401	05	03	00	Bono vacacional a empleados	2.511.572	0	0	0	0	0	2.511.572
401	05	07	00	Aguinaldos al personal contratado	7.810.681	0	0	0	0	0	7.810.681
401	05	08	00	Bono vacacional al personal contratado	3.651.745	0	0	0	0	0	3.651.745
401	06	00	00	Aportes patronales y legales	3.343.871	0	0	0	0	0	3.343.871

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115653 130109000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS EMPLEADORES, EMPLEADORAS, TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130109001 ATENCIÓN DE LAS SOLICITUDES INTERPUESTAS POR LOS CIUDADANOS Y CIUDADANAS ANTE LAS INSPECTORIAS DEL TRABAJO.

UNIDAD DE MEDIDA: SOLICITUD **META:** 185.800

RESPONSABLE/EJECUTOR: INSPECTORÍAS DEL TRABAJO DE ÁMBITO LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	867.903	0	0	0	0	0	867.903
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	268.442	0	0	0	0	0	268.442
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	163.935	0	0	0	0	0	163.935
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	380.672	0	0	0	0	0	380.672
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.224.701	0	0	0	0	0	1.224.701
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	438.218	0	0	0	0	0	438.218
401	07	00	00	Asistencia socio-económica	1.595.640	0	0	0	0	0	1.595.640
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	754.460	0	0	0	0	0	754.460
401	07	33	00	Asistencia socio-económica al personal contratado	841.180	0	0	0	0	0	841.180
401	08	00	00	Prestaciones sociales e indemnizaciones	10.910.897	0	0	0	0	0	10.910.897
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.746.405	0	0	0	0	0	4.746.405
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.164.492	0	0	0	0	0	6.164.492
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.014.779**	**0**	**0**	**0**	**0**	0	**1.014.779**
402	01	00	00	Productos alimenticios y agropecuarios	67.513	0	0	0	0	0	67.513
402	01	01	00	Alimentos y bebidas para personas	67.513	0	0	0	0	0	67.513
402	04	00	00	Productos de cuero y caucho	44.964	0	0	0	0	0	44.964
402	04	03	00	Cauchos y tripas para vehículos	44.964	0	0	0	0	0	44.964
402	05	00	00	Productos de papel, cartón e impresos	269.782	0	0	0	0	0	269.782
402	05	01	00	Pulpa de madera, papel y cartón	44.963	0	0	0	0	0	44.963
402	05	03	00	Productos de papel y cartón para oficina	224.819	0	0	0	0	0	224.819
402	06	00	00	Productos químicos y derivados	108.384	0	0	0	0	0	108.384
402	06	03	00	Tintas, pinturas y colorantes	44.961	0	0	0	0	0	44.961
402	06	06	00	Combustibles y lubricantes	18.462	0	0	0	0	0	18.462
402	06	08	00	Productos plásticos	44.961	0	0	0	0	0	44.961

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115653 130109000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS EMPLEADORES, EMPLEADORAS, TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130109001 ATENCIÓN DE LAS SOLICITUDES INTERPUESTAS POR LOS CIUDADANOS Y CIUDADANAS ANTE LAS INSPECTORIAS DEL TRABAJO.

UNIDAD DE MEDIDA: *SOLICITUD* **META:** 185.800

RESPONSABLE/EJECUTOR: INSPECTORÍAS DEL TRABAJO DE ÁMBITO LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	81.146	0	0	0	0	0	81.146
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	18.196	0	0	0	0	0	18.196
402	08	09	00	Repuestos y accesorios para equipos de transporte	62.950	0	0	0	0	0	62.950
402	10	00	00	Productos varios y útiles diversos	428.638	0	0	0	0	0	428.638
402	10	02	00	Materiales y útiles de limpieza y aseo	44.962	0	0	0	0	0	44.962
402	10	03	00	Utensilios de cocina y comedor	44.961	0	0	0	0	0	44.961
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	76.438	0	0	0	0	0	76.438
402	10	08	00	Materiales para equipos de computación	224.821	0	0	0	0	0	224.821
402	10	11	00	Materiales eléctricos	22.693	0	0	0	0	0	22.693
402	10	12	00	Materiales para instalaciones sanitarias	14.763	0	0	0	0	0	14.763
402	99	00	00	Otros materiales y suministros	14.352	0	0	0	0	0	14.352
402	99	01	00	Otros materiales y suministros	14.352	0	0	0	0	0	14.352
403	**00**	**00**	**00**	**Servicios no personales**	**693.556**	**0**	**0**	**0**	**0**	0	**693.556**
403	06	00	00	Servicios de transporte y almacenaje	42.769	0	0	0	0	0	42.769
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	42.769	0	0	0	0	0	42.769
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.770	0	0	0	0	0	42.770
403	07	03	00	Relaciones sociales	42.770	0	0	0	0	0	42.770
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	14.968	0	0	0	0	0	14.968
403	08	02	00	Comisiones y gastos bancarios	14.968	0	0	0	0	0	14.968
403	09	00	00	Viáticos y pasajes	128.309	0	0	0	0	0	128.309
403	09	01	00	Viáticos y pasajes dentro del país	128.309	0	0	0	0	0	128.309
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	171.079	0	0	0	0	0	171.079
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	106.924	0	0	0	0	0	106.924
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	64.155	0	0	0	0	0	64.155

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115653 130109000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS EMPLEADORES, EMPLEADORAS, TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130109001 ATENCIÓN DE LAS SOLICITUDES INTERPUESTAS POR LOS CIUDADANOS Y CIUDADANAS ANTE LAS INSPECTORIAS DEL TRABAJO.

UNIDAD DE MEDIDA: SOLICITUD **META:** 185.800

RESPONSABLE/EJECUTOR: INSPECTORÍAS DEL TRABAJO DE ÁMBITO LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	85.537	0	0	0	0	0	85.537
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	85.537	0	0	0	0	0	85.537
403	18	00	00	Impuestos indirectos	208.124	0	0	0	0	0	208.124
403	18	01	00	Impuesto al valor agregado	208.124	0	0	0	0	0	208.124
404	**00**	**00**	**00**	**Activos reales**	**189.493**	**0**	**0**	**0**	**0**	0	**189.493**
404	01	00	00	Repuestos y reparaciones mayores	3.410	0	0	0	0	0	3.410
404	01	02	00	Reparaciones mayores de maquinaria y equipos	3.410	0	0	0	0	0	3.410
404	01	02	06	Reparaciones mayores de equipos y armamentos de orden público, seguridad y defensa nacional	3.410	0	0	0	0	0	3.410
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	33.674	0	0	0	0	0	33.674
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	33.674	0	0	0	0	0	33.674
404	05	00	00	Equipos de comunicaciones y de señalamiento	17.428	0	0	0	0	0	17.428
404	05	01	00	Equipos de telecomunicaciones	17.428	0	0	0	0	0	17.428
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	134.981	0	0	0	0	0	134.981
404	09	01	00	Mobiliario y equipos de oficina	44.498	0	0	0	0	0	44.498
404	09	02	00	Equipos de computación	34.858	0	0	0	0	0	34.858
404	09	03	00	Mobiliario y equipos de alojamiento	55.625	0	0	0	0	0	55.625
				Totales	**98.432.665**	**0**	**0**	**0**	**0**	0	**98.432.665**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115653 130109000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS EMPLEADORES, EMPLEADORAS, TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130109002 INSPECCIÓN Y REINSPECCIÓN A LOS CENTROS DE TRABAJO PARA VERIFICAR EL CUMPLIMIENTO DE LA NORMATIVA LABORAL.

UNIDAD DE MEDIDA: *INSPECCIÓN* **META:** 37.810

RESPONSABLE/EJECUTOR: INSPECTORÍAS DEL TRABAJO DE ÁMBITO LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**819.222**	**0**	**0**	**0**	**0**	0	**819.222**
402	01	00	00	Productos alimenticios y agropecuarios	53.597	0	0	0	0	0	53.597
402	01	01	00	Alimentos y bebidas para personas	53.597	0	0	0	0	0	53.597
402	04	00	00	Productos de cuero y caucho	35.736	0	0	0	0	0	35.736
402	04	03	00	Cauchos y tripas para vehículos	35.736	0	0	0	0	0	35.736
402	05	00	00	Productos de papel, cartón e impresos	214.391	0	0	0	0	0	214.391
402	05	01	00	Pulpa de madera, papel y cartón	35.729	0	0	0	0	0	35.729
402	05	03	00	Productos de papel y cartón para oficina	178.662	0	0	0	0	0	178.662
402	06	00	00	Productos químicos y derivados	87.562	0	0	0	0	0	87.562
402	06	03	00	Tintas, pinturas y colorantes	35.730	0	0	0	0	0	35.730
402	06	06	00	Combustibles y lubricantes	16.101	0	0	0	0	0	16.101
402	06	08	00	Productos plásticos	35.731	0	0	0	0	0	35.731
402	08	00	00	Productos metálicos	63.708	0	0	0	0	0	63.708
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	13.691	0	0	0	0	0	13.691
402	08	09	00	Repuestos y accesorios para equipos de transporte	50.017	0	0	0	0	0	50.017
402	10	00	00	Productos varios y útiles diversos	348.611	0	0	0	0	0	348.611
402	10	02	00	Materiales y útiles de limpieza y aseo	35.729	0	0	0	0	0	35.729
402	10	03	00	Utensilios de cocina y comedor	35.513	0	0	0	0	0	35.513
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	60.742	0	0	0	0	0	60.742
402	10	08	00	Materiales para equipos de computación	178.663	0	0	0	0	0	178.663
402	10	11	00	Materiales eléctricos	19.142	0	0	0	0	0	19.142
402	10	12	00	Materiales para instalaciones sanitarias	18.822	0	0	0	0	0	18.822
402	99	00	00	Otros materiales y suministros	15.617	0	0	0	0	0	15.617
402	99	01	00	Otros materiales y suministros	15.617	0	0	0	0	0	15.617

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115653 130109000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS EMPLEADORES, EMPLEADORAS, TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130109002 INSPECCIÓN Y REINSPECCIÓN A LOS CENTROS DE TRABAJO PARA VERIFICAR EL CUMPLIMIENTO DE LA NORMATIVA LABORAL.

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 37.810

RESPONSABLE/EJECUTOR: INSPECTORÍAS DEL TRABAJO DE ÁMBITO LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**638.524**	**0**	**0**	**0**	**0**	0	**638.524**
403	06	00	00	Servicios de transporte y almacenaje	39.025	0	0	0	0	0	39.025
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	39.025	0	0	0	0	0	39.025
403	07	00	00	Servicios de información, impresión y relaciones públicas	39.025	0	0	0	0	0	39.025
403	07	03	00	Relaciones sociales	39.025	0	0	0	0	0	39.025
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	19.184	0	0	0	0	0	19.184
403	08	02	00	Comisiones y gastos bancarios	19.184	0	0	0	0	0	19.184
403	09	00	00	Viáticos y pasajes	117.097	0	0	0	0	0	117.097
403	09	01	00	Viáticos y pasajes dentro del país	117.097	0	0	0	0	0	117.097
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	156.133	0	0	0	0	0	156.133
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	97.574	0	0	0	0	0	97.574
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	58.559	0	0	0	0	0	58.559
403	12	00	00	Conservación y reparaciones menores de obras	78.060	0	0	0	0	0	78.060
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	78.060	0	0	0	0	0	78.060
403	18	00	00	Impuestos indirectos	190.000	0	0	0	0	0	190.000
403	18	01	00	Impuesto al valor agregado	190.000	0	0	0	0	0	190.000
404	**00**	**00**	**00**	**Activos reales**	**164.412**	**0**	**0**	**0**	**0**	0	**164.412**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	27.612	0	0	0	0	0	27.612
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	27.612	0	0	0	0	0	27.612
404	04	00	00	Equipos de transporte, tracción y elevación	3.175	0	0	0	0	0	3.175
404	04	03	00	Equipos marítimos de transporte	3.175	0	0	0	0	0	3.175
404	05	00	00	Equipos de comunicaciones y de señalamiento	17.678	0	0	0	0	0	17.678
404	05	01	00	Equipos de telecomunicaciones	17.678	0	0	0	0	0	17.678
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	115.947	0	0	0	0	0	115.947

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115653 130109000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS EMPLEADORES, EMPLEADORAS, TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130109002 INSPECCIÓN Y REINSPECCIÓN A LOS CENTROS DE TRABAJO PARA VERIFICAR EL CUMPLIMIENTO DE LA NORMATIVA LABORAL.

UNIDAD DE MEDIDA: *INSPECCIÓN* **META:** 37.810

RESPONSABLE/EJECUTOR: INSPECTORÍAS DEL TRABAJO DE ÁMBITO LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	36.947	0	0	0	0	0	36.947
404	09	02	00	Equipos de computación	32.726	0	0	0	0	0	32.726
404	09	03	00	Mobiliario y equipos de alojamiento	46.274	0	0	0	0	0	46.274
				Totales	**1.622.158**	**0**	**0**	**0**	**0**	0	**1.622.158**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115653 130109000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS EMPLEADORES, EMPLEADORAS, TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130109003 EJECUCIÓN DE PROCEDIMIENTOS DE SANCIÓN POR INCUMPLIMIENTO DE LA NORMATIVA LABORAL .

UNIDAD DE MEDIDA: MULTA **META:** 28.500

RESPONSABLE/EJECUTOR: INSPECTORÍAS DEL TRABAJO DE ÁMBITO LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.414.475**	**0**	**0**	**0**	**0**	0	**1.414.475**
402	01	00	00	Productos alimenticios y agropecuarios	94.770	0	0	0	0	0	94.770
402	01	01	00	Alimentos y bebidas para personas	94.770	0	0	0	0	0	94.770
402	04	00	00	Productos de cuero y caucho	65.724	0	0	0	0	0	65.724
402	04	03	00	Cauchos y tripas para vehículos	65.724	0	0	0	0	0	65.724
402	05	00	00	Productos de papel, cartón e impresos	355.826	0	0	0	0	0	355.826
402	05	01	00	Pulpa de madera, papel y cartón	65.724	0	0	0	0	0	65.724
402	05	03	00	Productos de papel y cartón para oficina	290.102	0	0	0	0	0	290.102
402	06	00	00	Productos químicos y derivados	160.535	0	0	0	0	0	160.535
402	06	03	00	Tintas, pinturas y colorantes	65.728	0	0	0	0	0	65.728
402	06	06	00	Combustibles y lubricantes	32.074	0	0	0	0	0	32.074
402	06	08	00	Productos plásticos	62.733	0	0	0	0	0	62.733
402	08	00	00	Productos metálicos	120.149	0	0	0	0	0	120.149
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	32.076	0	0	0	0	0	32.076
402	08	09	00	Repuestos y accesorios para equipos de transporte	88.073	0	0	0	0	0	88.073
402	10	00	00	Productos varios y útiles diversos	591.346	0	0	0	0	0	591.346
402	10	02	00	Materiales y útiles de limpieza y aseo	65.733	0	0	0	0	0	65.733
402	10	03	00	Utensilios de cocina y comedor	65.733	0	0	0	0	0	65.733
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	105.005	0	0	0	0	0	105.005
402	10	08	00	Materiales para equipos de computación	290.118	0	0	0	0	0	290.118
402	10	11	00	Materiales eléctricos	37.691	0	0	0	0	0	37.691
402	10	12	00	Materiales para instalaciones sanitarias	27.066	0	0	0	0	0	27.066
402	99	00	00	Otros materiales y suministros	26.125	0	0	0	0	0	26.125
402	99	01	00	Otros materiales y suministros	26.125	0	0	0	0	0	26.125

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115653 130109000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS EMPLEADORES, EMPLEADORAS, TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130109003 EJECUCIÓN DE PROCEDIMIENTOS DE SANCIÓN POR INCUMPLIMIENTO DE LA NORMATIVA LABORAL .

UNIDAD DE MEDIDA: *MULTA* **META:** 28.500

RESPONSABLE/EJECUTOR: INSPECTORÍAS DEL TRABAJO DE ÁMBITO LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**773.159**	**0**	**0**	**0**	**0**	0	**773.159**
403	06	00	00	Servicios de transporte y almacenaje	47.683	0	0	0	0	0	47.683
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	47.683	0	0	0	0	0	47.683
403	07	00	00	Servicios de información, impresión y relaciones públicas	47.683	0	0	0	0	0	47.683
403	07	03	00	Relaciones sociales	47.683	0	0	0	0	0	47.683
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	14.389	0	0	0	0	0	14.389
403	08	02	00	Comisiones y gastos bancarios	14.389	0	0	0	0	0	14.389
403	09	00	00	Viáticos y pasajes	143.066	0	0	0	0	0	143.066
403	09	01	00	Viáticos y pasajes dentro del país	143.066	0	0	0	0	0	143.066
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	190.755	0	0	0	0	0	190.755
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	119.222	0	0	0	0	0	119.222
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	71.533	0	0	0	0	0	71.533
403	12	00	00	Conservación y reparaciones menores de obras	95.377	0	0	0	0	0	95.377
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	95.377	0	0	0	0	0	95.377
403	18	00	00	Impuestos indirectos	234.206	0	0	0	0	0	234.206
403	18	01	00	Impuesto al valor agregado	234.206	0	0	0	0	0	234.206
404	**00**	**00**	**00**	**Activos reales**	**220.308**	**0**	**0**	**0**	**0**	0	**220.308**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	38.481	0	0	0	0	0	38.481
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	38.481	0	0	0	0	0	38.481
404	04	00	00	Equipos de transporte, tracción y elevación	2.910	0	0	0	0	0	2.910
404	04	03	00	Equipos marítimos de transporte	2.910	0	0	0	0	0	2.910
404	05	00	00	Equipos de comunicaciones y de señalamiento	23.051	0	0	0	0	0	23.051
404	05	01	00	Equipos de telecomunicaciones	23.051	0	0	0	0	0	23.051
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	155.866	0	0	0	0	0	155.866

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115653 130109000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS EMPLEADORES, EMPLEADORAS, TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130109003 EJECUCIÓN DE PROCEDIMIENTOS DE SANCIÓN POR INCUMPLIMIENTO DE LA NORMATIVA LABORAL .

UNIDAD DE MEDIDA: MULTA **META:** 28.500

RESPONSABLE/EJECUTOR: INSPECTORÍAS DEL TRABAJO DE ÁMBITO LOCAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	49.670	0	0	0	0	0	49.670
404	09	02	00	Equipos de computación	44.071	0	0	0	0	0	44.071
404	09	03	00	Mobiliario y equipos de alojamiento	62.125	0	0	0	0	0	62.125
				Totales	**2.407.942**	**0**	**0**	**0**	**0**	0	**2.407.942**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115653 130109000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS EMPLEADORES, EMPLEADORAS, TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130109004 PROMOCIÓN DE LOS DERECHOS LABORALES DE LOS TRABAJADORES, TRABAJADORAS Y CENTROS DE TRABAJOS.

UNIDAD DE MEDIDA: *ACTIVIDAD* **META:** 500

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INSPECCIÓN Y CONDICIONES DE TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**343.205**	**0**	**0**	**0**	**0**	0	**343.205**
402	01	00	00	Productos alimenticios y agropecuarios	22.962	0	0	0	0	0	22.962
402	01	01	00	Alimentos y bebidas para personas	22.962	0	0	0	0	0	22.962
402	04	00	00	Productos de cuero y caucho	15.306	0	0	0	0	0	15.306
402	04	03	00	Cauchos y tripas para vehículos	15.306	0	0	0	0	0	15.306
402	05	00	00	Productos de papel, cartón e impresos	91.843	0	0	0	0	0	91.843
402	05	01	00	Pulpa de madera, papel y cartón	15.306	0	0	0	0	0	15.306
402	05	03	00	Productos de papel y cartón para oficina	76.537	0	0	0	0	0	76.537
402	06	00	00	Productos químicos y derivados	36.734	0	0	0	0	0	36.734
402	06	03	00	Tintas, pinturas y colorantes	15.306	0	0	0	0	0	15.306
402	06	06	00	Combustibles y lubricantes	6.122	0	0	0	0	0	6.122
402	06	08	00	Productos plásticos	15.306	0	0	0	0	0	15.306
402	08	00	00	Productos metálicos	27.552	0	0	0	0	0	27.552
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.122	0	0	0	0	0	6.122
402	08	09	00	Repuestos y accesorios para equipos de transporte	21.430	0	0	0	0	0	21.430
402	10	00	00	Productos varios y útiles diversos	145.417	0	0	0	0	0	145.417
402	10	02	00	Materiales y útiles de limpieza y aseo	15.306	0	0	0	0	0	15.306
402	10	03	00	Utensilios de cocina y comedor	15.306	0	0	0	0	0	15.306
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	26.022	0	0	0	0	0	26.022
402	10	08	00	Materiales para equipos de computación	76.538	0	0	0	0	0	76.538
402	10	11	00	Materiales eléctricos	7.653	0	0	0	0	0	7.653
402	10	12	00	Materiales para instalaciones sanitarias	4.592	0	0	0	0	0	4.592
402	99	00	00	Otros materiales y suministros	3.391	0	0	0	0	0	3.391
402	99	01	00	Otros materiales y suministros	3.391	0	0	0	0	0	3.391

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115653 130109000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS EMPLEADORES, EMPLEADORAS, TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130109004 PROMOCIÓN DE LOS DERECHOS LABORALES DE LOS TRABAJADORES, TRABAJADORAS Y CENTROS DE TRABAJOS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 500

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INSPECCIÓN Y CONDICIONES DE TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**211.397**	**0**	**0**	**0**	**0**	0	**211.397**
403	06	00	00	Servicios de transporte y almacenaje	7.490	0	0	0	0	0	7.490
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	7.490	0	0	0	0	0	7.490
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.048	0	0	0	0	0	16.048
403	07	02	00	Imprenta y reproducción	5.349	0	0	0	0	0	5.349
403	07	03	00	Relaciones sociales	10.699	0	0	0	0	0	10.699
403	09	00	00	Viáticos y pasajes	53.499	0	0	0	0	0	53.499
403	09	01	00	Viáticos y pasajes dentro del país	53.499	0	0	0	0	0	53.499
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	46.969	0	0	0	0	0	46.969
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	30.920	0	0	0	0	0	30.920
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	16.049	0	0	0	0	0	16.049
403	12	00	00	Conservación y reparaciones menores de obras	21.400	0	0	0	0	0	21.400
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	21.400	0	0	0	0	0	21.400
403	18	00	00	Impuestos indirectos	65.991	0	0	0	0	0	65.991
403	18	01	00	Impuesto al valor agregado	65.991	0	0	0	0	0	65.991
404	**00**	**00**	**00**	**Activos reales**	**60.138**	**0**	**0**	**0**	**0**	0	**60.138**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	11.562	0	0	0	0	0	11.562
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	11.562	0	0	0	0	0	11.562
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.781	0	0	0	0	0	5.781
404	05	01	00	Equipos de telecomunicaciones	5.781	0	0	0	0	0	5.781
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	42.795	0	0	0	0	0	42.795
404	09	01	00	Mobiliario y equipos de oficina	13.874	0	0	0	0	0	13.874
404	09	02	00	Equipos de computación	11.562	0	0	0	0	0	11.562
404	09	03	00	Mobiliario y equipos de alojamiento	17.359	0	0	0	0	0	17.359

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115653 130109000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS EMPLEADORES, EMPLEADORAS, TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130109004 PROMOCIÓN DE LOS DERECHOS LABORALES DE LOS TRABAJADORES, TRABAJADORAS Y CENTROS DE TRABAJOS.

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 500

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INSPECCIÓN Y CONDICIONES DE TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**614.740**	**0**	**0**	**0**	**0**	0	**614.740**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115653 130109000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS EMPLEADORES, EMPLEADORAS, TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130109005 ANÁLISIS, EVALUACIÓN Y OPTIMIZACIÓN DEL FUNCIONAMIENTO, LOS PROCESOS Y DE LA ADMINISTRACIÓN DE LAS INSPECTORÍAS DEL TRABAJO.

UNIDAD DE MEDIDA: SEDE **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**40.358.572**	**0**	**0**	**0**	**0**	0	**40.358.572**
401	01	00	00	Sueldos, salarios y otras retribuciones	7.386.244	0	0	0	0	0	7.386.244
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.503.081	0	0	0	0	0	6.503.081
401	01	18	00	Remuneraciones al personal contratado	883.163	0	0	0	0	0	883.163
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.163.982	0	0	0	0	0	1.163.982
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.163.982	0	0	0	0	0	1.163.982
401	03	00	00	Primas	8.224.016	0	0	0	0	0	8.224.016
401	03	08	00	Primas de profesionalización a empleados	1.036.999	0	0	0	0	0	1.036.999
401	03	09	00	Primas por antigüedad a empleados	423.340	0	0	0	0	0	423.340
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	41.400	0	0	0	0	0	41.400
401	03	37	00	Primas de transporte al personal contratado	6.000	0	0	0	0	0	6.000
401	03	40	00	Primas de profesionalización al personal contratado	69.665	0	0	0	0	0	69.665
401	03	41	00	Primas por antigüedad al personal contratado	54.728	0	0	0	0	0	54.728
401	03	97	00	Otras primas a empleados	6.591.884	0	0	0	0	0	6.591.884
401	04	00	00	Complementos de sueldos y salarios	8.163.352	0	0	0	0	0	8.163.352
401	04	08	00	Bono compensatorio de alimentación a empleados	3.328.560	0	0	0	0	0	3.328.560
401	04	26	00	Bono compensatorio de alimentación al personal contratado	712.080	0	0	0	0	0	712.080
401	04	96	00	Otros complementos a empleados	3.292.013	0	0	0	0	0	3.292.013
401	04	98	00	Otros complementos al personal contratado	830.699	0	0	0	0	0	830.699
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.253.529	0	0	0	0	0	8.253.529
401	05	01	00	Aguinaldos a empleados	5.054.096	0	0	0	0	0	5.054.096
401	05	03	00	Bono vacacional a empleados	2.362.954	0	0	0	0	0	2.362.954
401	05	07	00	Aguinaldos al personal contratado	569.990	0	0	0	0	0	569.990
401	05	08	00	Bono vacacional al personal contratado	266.489	0	0	0	0	0	266.489

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115653 130109000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS EMPLEADORES, EMPLEADORAS, TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130109005 ANÁLISIS, EVALUACIÓN Y OPTIMIZACIÓN DEL FUNCIONAMIENTO, LOS PROCESOS Y DE LA ADMINISTRACIÓN DE LAS INSPECTORÍAS DEL TRABAJO.

UNIDAD DE MEDIDA: *SEDE* **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	06	00	00	Aportes patronales y legales	1.483.198	0	0	0	0	0	1.483.198
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	682.452	0	0	0	0	0	682.452
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	193.494	0	0	0	0	0	193.494
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	128.907	0	0	0	0	0	128.907
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	352.906	0	0	0	0	0	352.906
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	93.460	0	0	0	0	0	93.460
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	31.979	0	0	0	0	0	31.979
401	07	00	00	Asistencia socio-económica	768.361	0	0	0	0	0	768.361
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	704.354	0	0	0	0	0	704.354
401	07	33	00	Asistencia socio-económica al personal contratado	64.007	0	0	0	0	0	64.007
401	08	00	00	Prestaciones sociales e indemnizaciones	4.915.890	0	0	0	0	0	4.915.890
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.465.545	0	0	0	0	0	4.465.545
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	450.345	0	0	0	0	0	450.345
403	**00**	**00**	**00**	**Servicios no personales**	**5.469.976**	**0**	**0**	**0**	**0**	0	**5.469.976**
403	01	00	00	Alquileres de inmuebles	362.831	0	0	0	0	0	362.831
403	01	01	00	Alquileres de edificios y locales	362.831	0	0	0	0	0	362.831
403	06	00	00	Servicios de transporte y almacenaje	691.793	0	0	0	0	0	691.793
403	06	01	00	Fletes y embalajes	362.831	0	0	0	0	0	362.831
403	06	03	00	Estacionamiento	177.745	0	0	0	0	0	177.745
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	151.217	0	0	0	0	0	151.217
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.317.803	0	0	0	0	0	1.317.803
403	07	01	00	Publicidad y propaganda	293.424	0	0	0	0	0	293.424
403	07	02	00	Imprenta y reproducción	307.527	0	0	0	0	0	307.527
403	07	03	00	Relaciones sociales	529.853	0	0	0	0	0	529.853

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115653 130109000 PROTECCIÓN DE LOS DERECHOS LABORALES DE TRABAJADORES Y TRABAJADORAS A TRAVÉS DE LAS INSPECTORÍAS DEL TRABAJO.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS EMPLEADORES, EMPLEADORAS, TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 1.700.000 **FEMENINO:** 850.000 **MASCULINO:** 850.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130109005 ANÁLISIS, EVALUACIÓN Y OPTIMIZACIÓN DEL FUNCIONAMIENTO, LOS PROCESOS Y DE LA ADMINISTRACIÓN DE LAS INSPECTORÍAS DEL TRABAJO.

UNIDAD DE MEDIDA: SEDE **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	186.999	0	0	0	0	0	186.999
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	224.863	0	0	0	0	0	224.863
403	08	02	00	Comisiones y gastos bancarios	224.863	0	0	0	0	0	224.863
403	09	00	00	Viáticos y pasajes	1.892.002	0	0	0	0	0	1.892.002
403	09	01	00	Viáticos y pasajes dentro del país	1.892.002	0	0	0	0	0	1.892.002
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	389.869	0	0	0	0	0	389.869
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	216.090	0	0	0	0	0	216.090
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	173.779	0	0	0	0	0	173.779
403	12	00	00	Conservación y reparaciones menores de obras	187.883	0	0	0	0	0	187.883
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	187.883	0	0	0	0	0	187.883
403	18	00	00	Impuestos indirectos	402.932	0	0	0	0	0	402.932
403	18	01	00	Impuesto al valor agregado	402.932	0	0	0	0	0	402.932
				Totales	**45.828.548**	**0**	**0**	**0**	**0**	0	**45.828.548**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115541 130110000 SISTEMA DE SEGUIMIENTO, CONTROL Y SUPERVISIÓN DE LOS DEBERES Y DERECHOS CONTEMPLADOS EN MATERIA DE SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL SEGUIMIENTO DE LAS OBLIGACIONES FORMALES DE LA SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: INFORME

META: 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVISIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**808.384**	**0**	**0**	**0**	**0**	**0**	**808.384**
402	01	00	00	Productos alimenticios y agropecuarios	19.451	0	0	0	0	0	19.451
402	01	01	00	Alimentos y bebidas para personas	19.451	0	0	0	0	0	19.451
402	03	00	00	Textiles y vestuarios	10.549	0	0	0	0	0	10.549
402	03	02	00	Prendas de vestir	10.549	0	0	0	0	0	10.549
402	05	00	00	Productos de papel, cartón e impresos	302.392	0	0	0	0	0	302.392
402	05	01	00	Pulpa de madera, papel y cartón	13.809	0	0	0	0	0	13.809
402	05	02	00	Envases y cajas de papel y cartón	1.987	0	0	0	0	0	1.987
402	05	03	00	Productos de papel y cartón para oficina	204.505	0	0	0	0	0	204.505
402	05	04	00	Libros, revistas y periódicos	20.070	0	0	0	0	0	20.070
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	62.021	0	0	0	0	0	62.021
402	06	00	00	Productos químicos y derivados	76.762	0	0	0	0	0	76.762
402	06	04	00	Productos farmacéuticos y medicamentos	18.605	0	0	0	0	0	18.605
402	06	06	00	Combustibles y lubricantes	16.057	0	0	0	0	0	16.057
402	06	08	00	Productos plásticos	42.100	0	0	0	0	0	42.100
402	07	00	00	Productos minerales no metálicos	25.677	0	0	0	0	0	25.677
402	07	02	00	Vidrios y productos de vidrio	25.677	0	0	0	0	0	25.677
402	08	00	00	Productos metálicos	3.825	0	0	0	0	0	3.825
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.825	0	0	0	0	0	3.825
402	10	00	00	Productos varios y útiles diversos	369.728	0	0	0	0	0	369.728
402	10	02	00	Materiales y útiles de limpieza y aseo	11.263	0	0	0	0	0	11.263
402	10	03	00	Utensilios de cocina y comedor	2.605	0	0	0	0	0	2.605
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	78.344	0	0	0	0	0	78.344
402	10	08	00	Materiales para equipos de computación	264.173	0	0	0	0	0	264.173
402	10	11	00	Materiales eléctricos	13.343	0	0	0	0	0	13.343
403	**00**	**00**	**00**	**Servicios no personales**	**4.292.192**	**0**	**0**	**0**	**0**	**0**	**4.292.192**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.348.760	0	0	0	0	0	2.348.760
403	07	01	00	Publicidad y propaganda	631.652	0	0	0	0	0	631.652
403	07	02	00	Imprenta y reproducción	163.953	0	0	0	0	0	163.953

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115541 130110000 SISTEMA DE SEGUIMIENTO, CONTROL Y SUPERVISIÓN DE LOS DEBERES Y DERECHOS CONTEMPLADOS EN MATERIA DE SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL SEGUIMIENTO DE LAS OBLIGACIONES FORMALES DE LA SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVISIÓN SOCIAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	1.553.155	0	0	0	0	0	1.553.155
403	09	00	00	Viáticos y pasajes	464.500	0	0	0	0	0	464.500
403	09	01	00	Viáticos y pasajes dentro del país	464.500	0	0	0	0	0	464.500
403	10	00	00	Servicios profesionales y técnicos	122.245	0	0	0	0	0	122.245
403	10	03	00	Servicios de procesamiento de datos	52.792	0	0	0	0	0	52.792
403	10	07	00	Servicios de capacitación y adiestramiento	69.453	0	0	0	0	0	69.453
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	502.447	0	0	0	0	0	502.447
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	79.974	0	0	0	0	0	79.974
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	60.795	0	0	0	0	0	60.795
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	125.892	0	0	0	0	0	125.892
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	116.370	0	0	0	0	0	116.370
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	119.416	0	0	0	0	0	119.416
403	18	00	00	Impuestos indirectos	733.226	0	0	0	0	0	733.226
403	18	01	00	Impuesto al valor agregado	733.226	0	0	0	0	0	733.226
403	99	00	00	Otros servicios no personales	121.014	0	0	0	0	0	121.014
403	99	01	00	Otros servicios no personales	121.014	0	0	0	0	0	121.014
404	**00**	**00**	**00**	**Activos reales**	**2.059.102**	**0**	**0**	**0**	**0**	**0**	**2.059.102**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	24.157	0	0	0	0	0	24.157
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	24.157	0	0	0	0	0	24.157
404	04	00	00	Equipos de transporte, tracción y elevación	538.136	0	0	0	0	0	538.136
404	04	03	00	Equipos marítimos de transporte	538.136	0	0	0	0	0	538.136
404	05	00	00	Equipos de comunicaciones y de señalamiento	141.485	0	0	0	0	0	141.485
404	05	01	00	Equipos de telecomunicaciones	141.485	0	0	0	0	0	141.485
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	342.792	0	0	0	0	0	342.792
404	07	02	00	Equipos de enseñanza, deporte y recreación	342.792	0	0	0	0	0	342.792
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.012.532	0	0	0	0	0	1.012.532
404	09	01	00	Mobiliario y equipos de oficina	365.848	0	0	0	0	0	365.848
404	09	02	00	Equipos de computación	501.525	0	0	0	0	0	501.525

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115541 130110000 SISTEMA DE SEGUIMIENTO, CONTROL Y SUPERVISIÓN DE LOS DEBERES Y DERECHOS CONTEMPLADOS EN MATERIA DE SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL SEGUIMIENTO DE LAS OBLIGACIONES FORMALES DE LA SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: INFORME

META: 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVISIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	145.159	0	0	0	0	0	145.159
				Totales	**7.159.678**	**0**	**0**	**0**	**0**	**0**	**7.159.678**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115541 130110000 SISTEMA DE SEGUIMIENTO, CONTROL Y SUPERVISIÓN DE LOS DEBERES Y DERECHOS CONTEMPLADOS EN MATERIA DE SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL SEGUIMIENTO DE LAS OBLIGACIONES FORMALES DE LA SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: INFORME

META: 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVISIÓN SOCIAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115541 130110000 SISTEMA DE SEGUIMIENTO, CONTROL Y SUPERVISIÓN DE LOS DEBERES Y DERECHOS CONTEMPLADOS EN MATERIA DE SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL SEGUIMIENTO DE LAS OBLIGACIONES FORMALES DE LA SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVISIÓN SOCIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130110001 DISEÑO DE MECANISMOS DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DEL FUNCIONAMIENTO DE LA SEGURIDAD SOCIAL EN EL SECTOR PÚBLICO Y PRIVADO CENTRAL Y DESCENTRALIZADO.

UNIDAD DE MEDIDA: DISEÑO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**757.646**	**0**	**0**	**0**	**0**	0	**757.646**
402	01	00	00	Productos alimenticios y agropecuarios	18.382	0	0	0	0	0	18.382
402	01	01	00	Alimentos y bebidas para personas	18.382	0	0	0	0	0	18.382
402	03	00	00	Textiles y vestuarios	10.549	0	0	0	0	0	10.549
402	03	02	00	Prendas de vestir	10.549	0	0	0	0	0	10.549
402	05	00	00	Productos de papel, cartón e impresos	289.078	0	0	0	0	0	289.078
402	05	01	00	Pulpa de madera, papel y cartón	13.311	0	0	0	0	0	13.311
402	05	02	00	Envases y cajas de papel y cartón	1.987	0	0	0	0	0	1.987
402	05	03	00	Productos de papel y cartón para oficina	193.894	0	0	0	0	0	193.894
402	05	04	00	Libros, revistas y periódicos	20.070	0	0	0	0	0	20.070
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	59.816	0	0	0	0	0	59.816
402	06	00	00	Productos químicos y derivados	75.776	0	0	0	0	0	75.776
402	06	04	00	Productos farmacéuticos y medicamentos	18.605	0	0	0	0	0	18.605
402	06	06	00	Combustibles y lubricantes	16.057	0	0	0	0	0	16.057
402	06	08	00	Productos plásticos	41.114	0	0	0	0	0	41.114
402	07	00	00	Productos minerales no metálicos	22.157	0	0	0	0	0	22.157
402	07	02	00	Vidrios y productos de vidrio	22.157	0	0	0	0	0	22.157
402	08	00	00	Productos metálicos	3.825	0	0	0	0	0	3.825
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.825	0	0	0	0	0	3.825
402	10	00	00	Productos varios y útiles diversos	337.879	0	0	0	0	0	337.879
402	10	02	00	Materiales y útiles de limpieza y aseo	11.263	0	0	0	0	0	11.263
402	10	03	00	Utensilios de cocina y comedor	2.477	0	0	0	0	0	2.477
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	71.645	0	0	0	0	0	71.645
402	10	08	00	Materiales para equipos de computación	241.511	0	0	0	0	0	241.511

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115541 130110000 SISTEMA DE SEGUIMIENTO, CONTROL Y SUPERVISIÓN DE LOS DEBERES Y DERECHOS CONTEMPLADOS EN MATERIA DE SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL SEGUIMIENTO DE LAS OBLIGACIONES FORMALES DE LA SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVISIÓN SOCIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130110001 DISEÑO DE MECANISMOS DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DEL FUNCIONAMIENTO DE LA SEGURIDAD SOCIAL EN EL SECTOR PÚBLICO Y PRIVADO CENTRAL Y DESCENTRALIZADO.

UNIDAD DE MEDIDA: DISEÑO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	10.983	0	0	0	0	0	10.983
403	**00**	**00**	**00**	**Servicios no personales**	**4.124.605**	**0**	**0**	**0**	**0**	0	**4.124.605**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.287.045	0	0	0	0	0	2.287.045
403	07	01	00	Publicidad y propaganda	590.287	0	0	0	0	0	590.287
403	07	02	00	Imprenta y reproducción	152.008	0	0	0	0	0	152.008
403	07	03	00	Relaciones sociales	1.544.750	0	0	0	0	0	1.544.750
403	09	00	00	Viáticos y pasajes	425.507	0	0	0	0	0	425.507
403	09	01	00	Viáticos y pasajes dentro del país	425.507	0	0	0	0	0	425.507
403	10	00	00	Servicios profesionales y técnicos	122.245	0	0	0	0	0	122.245
403	10	03	00	Servicios de procesamiento de datos	52.792	0	0	0	0	0	52.792
403	10	07	00	Servicios de capacitación y adiestramiento	69.453	0	0	0	0	0	69.453
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	466.248	0	0	0	0	0	466.248
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	74.737	0	0	0	0	0	74.737
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	50.680	0	0	0	0	0	50.680
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	116.369	0	0	0	0	0	116.369
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	116.370	0	0	0	0	0	116.370
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	108.092	0	0	0	0	0	108.092
403	18	00	00	Impuestos indirectos	702.546	0	0	0	0	0	702.546
403	18	01	00	Impuesto al valor agregado	702.546	0	0	0	0	0	702.546
403	99	00	00	Otros servicios no personales	121.014	0	0	0	0	0	121.014
403	99	01	00	Otros servicios no personales	121.014	0	0	0	0	0	121.014
404	**00**	**00**	**00**	**Activos reales**	**1.971.387**	**0**	**0**	**0**	**0**	0	**1.971.387**
404	04	00	00	Equipos de transporte, tracción y elevación	538.136	0	0	0	0	0	538.136

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115541 130110000 SISTEMA DE SEGUIMIENTO, CONTROL Y SUPERVISIÓN DE LOS DEBERES Y DERECHOS CONTEMPLADOS EN MATERIA DE SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL SEGUIMIENTO DE LAS OBLIGACIONES FORMALES DE LA SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVISIÓN SOCIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130110001 DISEÑO DE MECANISMOS DE SEGUIMIENTO, EVALUACIÓN Y CONTROL DEL FUNCIONAMIENTO DE LA SEGURIDAD SOCIAL EN EL SECTOR PÚBLICO Y PRIVADO CENTRAL Y DESCENTRALIZADO.

UNIDAD DE MEDIDA: DISEÑO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	03	00	Equipos marítimos de transporte	538.136	0	0	0	0	0	538.136
404	05	00	00	Equipos de comunicaciones y de señalamiento	135.408	0	0	0	0	0	135.408
404	05	01	00	Equipos de telecomunicaciones	135.408	0	0	0	0	0	135.408
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	328.900	0	0	0	0	0	328.900
404	07	02	00	Equipos de enseñanza, deporte y recreación	328.900	0	0	0	0	0	328.900
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	968.943	0	0	0	0	0	968.943
404	09	01	00	Mobiliario y equipos de oficina	332.773	0	0	0	0	0	332.773
404	09	02	00	Equipos de computación	495.069	0	0	0	0	0	495.069
404	09	03	00	Mobiliario y equipos de alojamiento	141.101	0	0	0	0	0	141.101
				Totales	**6.853.638**	**0**	**0**	**0**	**0**	0	**6.853.638**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115541 130110000 SISTEMA DE SEGUIMIENTO, CONTROL Y SUPERVISIÓN DE LOS DEBERES Y DERECHOS CONTEMPLADOS EN MATERIA DE SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL SEGUIMIENTO DE LAS OBLIGACIONES FORMALES DE LA SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: INFORME

META: 4

PRESUPUESTO: 2012

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVISIÓN SOCIAL

ACCIÓN ESPECÍFICA: 130110002 SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS INSTITUCIONES QUE SE ENCARGAN DEL DISEÑO E IMPLEMENTACIÓN DE LOS BENEFICIOS OTORGADOS EN MATERIA DE SEGURIDAD SOCIAL

UNIDAD DE MEDIDA: INFORME

META: 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.738**	**0**	**0**	**0**	**0**	0	**50.738**
402	01	00	00	Productos alimenticios y agropecuarios	1.069	0	0	0	0	0	1.069
402	01	01	00	Alimentos y bebidas para personas	1.069	0	0	0	0	0	1.069
402	05	00	00	Productos de papel, cartón e impresos	13.314	0	0	0	0	0	13.314
402	05	01	00	Pulpa de madera, papel y cartón	498	0	0	0	0	0	498
402	05	03	00	Productos de papel y cartón para oficina	10.611	0	0	0	0	0	10.611
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.205	0	0	0	0	0	2.205
402	06	00	00	Productos químicos y derivados	986	0	0	0	0	0	986
402	06	08	00	Productos plásticos	986	0	0	0	0	0	986
402	07	00	00	Productos minerales no metálicos	3.520	0	0	0	0	0	3.520
402	07	02	00	Vidrios y productos de vidrio	3.520	0	0	0	0	0	3.520
402	10	00	00	Productos varios y útiles diversos	31.849	0	0	0	0	0	31.849
402	10	03	00	Utensilios de cocina y comedor	128	0	0	0	0	0	128
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.699	0	0	0	0	0	6.699
402	10	08	00	Materiales para equipos de computación	22.662	0	0	0	0	0	22.662
402	10	11	00	Materiales eléctricos	2.360	0	0	0	0	0	2.360
403	**00**	**00**	**00**	**Servicios no personales**	**167.587**	**0**	**0**	**0**	**0**	0	**167.587**
403	07	00	00	Servicios de información, impresión y relaciones públicas	61.715	0	0	0	0	0	61.715
403	07	01	00	Publicidad y propaganda	41.365	0	0	0	0	0	41.365
403	07	02	00	Imprenta y reproducción	11.945	0	0	0	0	0	11.945
403	07	03	00	Relaciones sociales	8.405	0	0	0	0	0	8.405
403	09	00	00	Viáticos y pasajes	38.993	0	0	0	0	0	38.993
403	09	01	00	Viáticos y pasajes dentro del país	38.993	0	0	0	0	0	38.993
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	36.199	0	0	0	0	0	36.199

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115541 130110000 SISTEMA DE SEGUIMIENTO, CONTROL Y SUPERVISIÓN DE LOS DEBERES Y DERECHOS CONTEMPLADOS EN MATERIA DE SEGURIDAD SOCIAL.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL SEGUIMIENTO DE LAS OBLIGACIONES FORMALES DE LA SEGURIDAD SOCIAL.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVISIÓN SOCIAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 130110002 SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS INSTITUCIONES QUE SE ENCARGAN DEL DISEÑO E IMPLEMENTACIÓN DE LOS BENEFICIOS OTORGADOS EN MATERIA DE SEGURIDAD SOCIAL

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	5.237	0	0	0	0	0	5.237
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.115	0	0	0	0	0	10.115
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	9.523	0	0	0	0	0	9.523
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	11.324	0	0	0	0	0	11.324
403	18	00	00	Impuestos indirectos	30.680	0	0	0	0	0	30.680
403	18	01	00	Impuesto al valor agregado	30.680	0	0	0	0	0	30.680
404	**00**	**00**	**00**	**Activos reales**	**87.715**	**0**	**0**	**0**	**0**	0	**87.715**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	24.157	0	0	0	0	0	24.157
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	24.157	0	0	0	0	0	24.157
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.077	0	0	0	0	0	6.077
404	05	01	00	Equipos de telecomunicaciones	6.077	0	0	0	0	0	6.077
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	13.892	0	0	0	0	0	13.892
404	07	02	00	Equipos de enseñanza, deporte y recreación	13.892	0	0	0	0	0	13.892
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	43.589	0	0	0	0	0	43.589
404	09	01	00	Mobiliario y equipos de oficina	33.075	0	0	0	0	0	33.075
404	09	02	00	Equipos de computación	6.456	0	0	0	0	0	6.456
404	09	03	00	Mobiliario y equipos de alojamiento	4.058	0	0	0	0	0	4.058
				Totales	**306.040**	**0**	**0**	**0**	**0**	0	**306.040**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115531 130111000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL EN EL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL CUMPLIMENTO DE LAS CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL A LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 180.000 **FEMENINO:** 90.000 **MASCULINO:** 90.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.244.239**	**0**	**0**	**0**	**0**	**0**	**4.244.239**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.123.731	0	0	0	0	0	1.123.731
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	812.354	0	0	0	0	0	812.354
401	01	18	00	Remuneraciones al personal contratado	311.377	0	0	0	0	0	311.377
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	45.879	0	0	0	0	0	45.879
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	45.879	0	0	0	0	0	45.879
401	03	00	00	Primas	733.735	0	0	0	0	0	733.735
401	03	08	00	Primas de profesionalización a empleados	97.830	0	0	0	0	0	97.830
401	03	09	00	Primas por antigüedad a empleados	23.254	0	0	0	0	0	23.254
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	73.200	0	0	0	0	0	73.200
401	03	40	00	Primas de profesionalización al personal contratado	36.620	0	0	0	0	0	36.620
401	03	41	00	Primas por antigüedad al personal contratado	15.409	0	0	0	0	0	15.409
401	03	97	00	Otras primas a empleados	487.422	0	0	0	0	0	487.422
401	04	00	00	Complementos de sueldos y salarios	909.539	0	0	0	0	0	909.539
401	04	08	00	Bono compensatorio de alimentación a empleados	264.960	0	0	0	0	0	264.960
401	04	26	00	Bono compensatorio de alimentación al personal contratado	215.280	0	0	0	0	0	215.280
401	04	96	00	Otros complementos a empleados	138.415	0	0	0	0	0	138.415
401	04	98	00	Otros complementos al personal contratado	290.884	0	0	0	0	0	290.884
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	740.846	0	0	0	0	0	740.846
401	05	01	00	Aguinaldos a empleados	302.415	0	0	0	0	0	302.415
401	05	03	00	Bono vacacional a empleados	141.389	0	0	0	0	0	141.389
401	05	07	00	Aguinaldos al personal contratado	202.409	0	0	0	0	0	202.409
401	05	08	00	Bono vacacional al personal contratado	94.633	0	0	0	0	0	94.633
401	06	00	00	Aportes patronales y legales	191.115	0	0	0	0	0	191.115
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	76.392	0	0	0	0	0	76.392
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	24.370	0	0	0	0	0	24.370
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	14.430	0	0	0	0	0	14.430
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	31.616	0	0	0	0	0	31.616

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115531 130111000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL EN EL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL CUMPLIMENTO DE LAS CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL A LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 180.000 **FEMENINO:** 90.000 **MASCULINO:** 90.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	32.951	0	0	0	0	0	32.951
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	11.356	0	0	0	0	0	11.356
401	07	00	00	Asistencia socio-económica	74.898	0	0	0	0	0	74.898
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	43.032	0	0	0	0	0	43.032
401	07	33	00	Asistencia socio-económica al personal contratado	31.866	0	0	0	0	0	31.866
401	08	00	00	Prestaciones sociales e indemnizaciones	424.496	0	0	0	0	0	424.496
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	267.200	0	0	0	0	0	267.200
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	157.296	0	0	0	0	0	157.296
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.720.204**	**0**	**0**	**0**	**0**	**0**	**1.720.204**
402	01	00	00	Productos alimenticios y agropecuarios	24.289	0	0	0	0	0	24.289
402	01	01	00	Alimentos y bebidas para personas	24.289	0	0	0	0	0	24.289
402	03	00	00	Textiles y vestuarios	21.712	0	0	0	0	0	21.712
402	03	02	00	Prendas de vestir	21.712	0	0	0	0	0	21.712
402	04	00	00	Productos de cuero y caucho	40.582	0	0	0	0	0	40.582
402	04	03	00	Cauchos y tripas para vehículos	40.582	0	0	0	0	0	40.582
402	05	00	00	Productos de papel, cartón e impresos	607.326	0	0	0	0	0	607.326
402	05	01	00	Pulpa de madera, papel y cartón	84.320	0	0	0	0	0	84.320
402	05	02	00	Envases y cajas de papel y cartón	7.238	0	0	0	0	0	7.238
402	05	03	00	Productos de papel y cartón para oficina	449.321	0	0	0	0	0	449.321
402	05	04	00	Libros, revistas y periódicos	6.171	0	0	0	0	0	6.171
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	60.276	0	0	0	0	0	60.276
402	06	00	00	Productos químicos y derivados	243.948	0	0	0	0	0	243.948
402	06	04	00	Productos farmacéuticos y medicamentos	777	0	0	0	0	0	777
402	06	06	00	Combustibles y lubricantes	15.639	0	0	0	0	0	15.639
402	06	08	00	Productos plásticos	227.532	0	0	0	0	0	227.532
402	07	00	00	Productos minerales no metálicos	14.087	0	0	0	0	0	14.087
402	07	02	00	Vidrios y productos de vidrio	14.087	0	0	0	0	0	14.087
402	08	00	00	Productos metálicos	21.081	0	0	0	0	0	21.081
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.499	0	0	0	0	0	2.499

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115531 130111000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL EN EL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL CUMPLIMIENTO DE LAS CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL A LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 180.000 **FEMENINO:** 90.000 **MASCULINO:** 90.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	18.582	0	0	0	0	0	18.582
402	10	00	00	Productos varios y útiles diversos	747.179	0	0	0	0	0	747.179
402	10	02	00	Materiales y útiles de limpieza y aseo	90.175	0	0	0	0	0	90.175
402	10	03	00	Utensilios de cocina y comedor	8.113	0	0	0	0	0	8.113
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	218.882	0	0	0	0	0	218.882
402	10	07	00	Productos de seguridad en el trabajo	39.288	0	0	0	0	0	39.288
402	10	08	00	Materiales para equipos de computación	389.738	0	0	0	0	0	389.738
402	10	11	00	Materiales eléctricos	540	0	0	0	0	0	540
402	10	99	00	Otros productos y útiles diversos	443	0	0	0	0	0	443
403	**00**	**00**	**00**	**Servicios no personales**	**3.822.510**	**0**	**0**	**0**	**0**	**0**	**3.822.510**
403	01	00	00	Alquileres de inmuebles	135.226	0	0	0	0	0	135.226
403	01	01	00	Alquileres de edificios y locales	135.226	0	0	0	0	0	135.226
403	07	00	00	Servicios de información, impresión y relaciones públicas	664.337	0	0	0	0	0	664.337
403	07	01	00	Publicidad y propaganda	121.405	0	0	0	0	0	121.405
403	07	03	00	Relaciones sociales	542.932	0	0	0	0	0	542.932
403	09	00	00	Viáticos y pasajes	2.064.415	0	0	0	0	0	2.064.415
403	09	01	00	Viáticos y pasajes dentro del país	1.913.295	0	0	0	0	0	1.913.295
403	09	03	00	Asignación por kilómetros recorridos	151.120	0	0	0	0	0	151.120
403	10	00	00	Servicios profesionales y técnicos	302.568	0	0	0	0	0	302.568
403	10	07	00	Servicios de capacitación y adiestramiento	302.568	0	0	0	0	0	302.568
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	62.419	0	0	0	0	0	62.419
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	62.419	0	0	0	0	0	62.419
403	18	00	00	Impuestos indirectos	593.545	0	0	0	0	0	593.545
403	18	01	00	Impuesto al valor agregado	593.545	0	0	0	0	0	593.545
404	**00**	**00**	**00**	**Activos reales**	**394.571**	**0**	**0**	**0**	**0**	**0**	**394.571**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	190.142	0	0	0	0	0	190.142
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	190.142	0	0	0	0	0	190.142
404	04	00	00	Equipos de transporte, tracción y elevación	446	0	0	0	0	0	446
404	04	05	00	Vehículos de tracción no motorizados	446	0	0	0	0	0	446

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115531 130111000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL EN EL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL CUMPLIMENTO DE LAS CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL A LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 180.000 **FEMENINO:** 90.000 **MASCULINO:** 90.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	60.288	0	0	0	0	0	60.288
404	05	01	00	Equipos de telecomunicaciones	60.288	0	0	0	0	0	60.288
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	63.275	0	0	0	0	0	63.275
404	07	02	00	Equipos de enseñanza, deporte y recreación	52.204	0	0	0	0	0	52.204
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	11.071	0	0	0	0	0	11.071
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	80.420	0	0	0	0	0	80.420
404	09	01	00	Mobiliario y equipos de oficina	18.934	0	0	0	0	0	18.934
404	09	02	00	Equipos de computación	57.450	0	0	0	0	0	57.450
404	09	03	00	Mobiliario y equipos de alojamiento	892	0	0	0	0	0	892
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.144	0	0	0	0	0	3.144
				Totales	**10.181.524**	**0**	**0**	**0**	**0**	**0**	**10.181.524**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115531 130111000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL EN EL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL CUMPLIMENTO DE LAS CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL A LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 180.000 **FEMENINO:** 90.000 **MASCULINO:** 90.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115531 130111000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL EN EL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL CUMPLIMIENTO DE LAS CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL A LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 180.000 **FEMENINO:** 90.000 **MASCULINO:** 90.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130111001 EVALUACIÓN DE LAS POLÍTICAS DE ATENCIÓN PARA LOS TRABAJADORES Y TRABAJADORAS DEL SECTOR AGRÍCOLA

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.161.738**	**0**	**0**	**0**	**0**	0	**3.161.738**
401	01	00	00	Sueldos, salarios y otras retribuciones	853.887	0	0	0	0	0	853.887
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	542.510	0	0	0	0	0	542.510
401	01	18	00	Remuneraciones al personal contratado	311.377	0	0	0	0	0	311.377
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	32.538	0	0	0	0	0	32.538
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	32.538	0	0	0	0	0	32.538
401	03	00	00	Primas	485.735	0	0	0	0	0	485.735
401	03	08	00	Primas de profesionalización a empleados	66.953	0	0	0	0	0	66.953
401	03	09	00	Primas por antigüedad a empleados	14.042	0	0	0	0	0	14.042
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	33.600	0	0	0	0	0	33.600
401	03	40	00	Primas de profesionalización al personal contratado	36.620	0	0	0	0	0	36.620
401	03	41	00	Primas por antigüedad al personal contratado	15.409	0	0	0	0	0	15.409
401	03	97	00	Otras primas a empleados	319.111	0	0	0	0	0	319.111
401	04	00	00	Complementos de sueldos y salarios	730.889	0	0	0	0	0	730.889
401	04	08	00	Bono compensatorio de alimentación a empleados	149.040	0	0	0	0	0	149.040
401	04	26	00	Bono compensatorio de alimentación al personal contratado	215.280	0	0	0	0	0	215.280
401	04	96	00	Otros complementos a empleados	75.685	0	0	0	0	0	75.685
401	04	98	00	Otros complementos al personal contratado	290.884	0	0	0	0	0	290.884
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	549.814	0	0	0	0	0	549.814
401	05	01	00	Aguinaldos a empleados	172.243	0	0	0	0	0	172.243
401	05	03	00	Bono vacacional a empleados	80.529	0	0	0	0	0	80.529
401	05	07	00	Aguinaldos al personal contratado	202.409	0	0	0	0	0	202.409
401	05	08	00	Bono vacacional al personal contratado	94.633	0	0	0	0	0	94.633
401	06	00	00	Aportes patronales y legales	142.020	0	0	0	0	0	142.020

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115531 130111000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL EN EL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL CUMPLIMIENTO DE LAS CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL A LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 180.000 **FEMENINO:** 90.000 **MASCULINO:** 90.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130111001 EVALUACIÓN DE LAS POLÍTICAS DE ATENCIÓN PARA LOS TRABAJADORES Y TRABAJADORAS DEL SECTOR AGRÍCOLA

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	51.185	0	0	0	0	0	51.185
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	16.275	0	0	0	0	0	16.275
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	9.668	0	0	0	0	0	9.668
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	20.585	0	0	0	0	0	20.585
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	32.951	0	0	0	0	0	32.951
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	11.356	0	0	0	0	0	11.356
401	07	00	00	Asistencia socio-económica	57.373	0	0	0	0	0	57.373
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	25.507	0	0	0	0	0	25.507
401	07	33	00	Asistencia socio-económica al personal contratado	31.866	0	0	0	0	0	31.866
401	08	00	00	Prestaciones sociales e indemnizaciones	309.482	0	0	0	0	0	309.482
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	152.186	0	0	0	0	0	152.186
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	157.296	0	0	0	0	0	157.296
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**900.585**	**0**	**0**	**0**	**0**	0	**900.585**
402	01	00	00	Productos alimenticios y agropecuarios	18.348	0	0	0	0	0	18.348
402	01	01	00	Alimentos y bebidas para personas	18.348	0	0	0	0	0	18.348
402	03	00	00	Textiles y vestuarios	21.712	0	0	0	0	0	21.712
402	03	02	00	Prendas de vestir	21.712	0	0	0	0	0	21.712
402	04	00	00	Productos de cuero y caucho	27.426	0	0	0	0	0	27.426
402	04	03	00	Cauchos y tripas para vehículos	27.426	0	0	0	0	0	27.426
402	05	00	00	Productos de papel, cartón e impresos	335.538	0	0	0	0	0	335.538
402	05	01	00	Pulpa de madera, papel y cartón	28.341	0	0	0	0	0	28.341
402	05	02	00	Envases y cajas de papel y cartón	5.484	0	0	0	0	0	5.484
402	05	03	00	Productos de papel y cartón para oficina	253.305	0	0	0	0	0	253.305
402	05	04	00	Libros, revistas y periódicos	6.171	0	0	0	0	0	6.171

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115531 130111000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL EN EL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL CUMPLIMENTO DE LAS CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL A LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 180.000 **FEMENINO:** 90.000 **MASCULINO:** 90.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130111001 EVALUACIÓN DE LAS POLÍTICAS DE ATENCIÓN PARA LOS TRABAJADORES Y TRABAJADORAS DEL SECTOR AGRÍCOLA

UNIDAD DE MEDIDA: *INFORME* **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	42.237	0	0	0	0	0	42.237
402	06	00	00	Productos químicos y derivados	54.794	0	0	0	0	0	54.794
402	06	04	00	Productos farmacéuticos y medicamentos	777	0	0	0	0	0	777
402	06	06	00	Combustibles y lubricantes	10.285	0	0	0	0	0	10.285
402	06	08	00	Productos plásticos	43.732	0	0	0	0	0	43.732
402	07	00	00	Productos minerales no metálicos	365	0	0	0	0	0	365
402	07	02	00	Vidrios y productos de vidrio	365	0	0	0	0	0	365
402	08	00	00	Productos metálicos	15.564	0	0	0	0	0	15.564
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.564	0	0	0	0	0	15.564
402	10	00	00	Productos varios y útiles diversos	426.838	0	0	0	0	0	426.838
402	10	02	00	Materiales y útiles de limpieza y aseo	69.862	0	0	0	0	0	69.862
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	146.841	0	0	0	0	0	146.841
402	10	08	00	Materiales para equipos de computación	210.135	0	0	0	0	0	210.135
403	**00**	**00**	**00**	**Servicios no personales**	**1.535.593**	**0**	**0**	**0**	**0**	0	**1.535.593**
403	07	00	00	Servicios de información, impresión y relaciones públicas	664.337	0	0	0	0	0	664.337
403	07	01	00	Publicidad y propaganda	121.405	0	0	0	0	0	121.405
403	07	03	00	Relaciones sociales	542.932	0	0	0	0	0	542.932
403	09	00	00	Viáticos y pasajes	431.329	0	0	0	0	0	431.329
403	09	01	00	Viáticos y pasajes dentro del país	431.329	0	0	0	0	0	431.329
403	10	00	00	Servicios profesionales y técnicos	98.026	0	0	0	0	0	98.026
403	10	07	00	Servicios de capacitación y adiestramiento	98.026	0	0	0	0	0	98.026
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	62.419	0	0	0	0	0	62.419
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	62.419	0	0	0	0	0	62.419
403	18	00	00	Impuestos indirectos	279.482	0	0	0	0	0	279.482

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115531 130111000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL EN EL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL CUMPLIMIENTO DE LAS CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL A LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 180.000 **FEMENINO:** 90.000 **MASCULINO:** 90.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130111001 EVALUACIÓN DE LAS POLÍTICAS DE ATENCIÓN PARA LOS TRABAJADORES Y TRABAJADORAS DEL SECTOR AGRÍCOLA

UNIDAD DE MEDIDA: INFORME **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	279.482	0	0	0	0	0	279.482
404	**00**	**00**	**00**	**Activos reales**	**234.156**	**0**	**0**	**0**	**0**	0	**234.156**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	162.229	0	0	0	0	0	162.229
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	162.229	0	0	0	0	0	162.229
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	52.428	0	0	0	0	0	52.428
404	07	02	00	Equipos de enseñanza, deporte y recreación	42.222	0	0	0	0	0	42.222
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	10.206	0	0	0	0	0	10.206
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	19.499	0	0	0	0	0	19.499
404	09	01	00	Mobiliario y equipos de oficina	3.491	0	0	0	0	0	3.491
404	09	02	00	Equipos de computación	16.008	0	0	0	0	0	16.008
				Totales	**5.832.072**	**0**	**0**	**0**	**0**	0	**5.832.072**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115531 130111000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL EN EL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL CUMPLIMENTO DE LAS CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL A LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 180.000 **FEMENINO:** 90.000 **MASCULINO:** 90.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130111002 ATENCIÓN Y MEDIACIÓN EN MATERIA DE SEGURIDAD SOCIAL Y CONDICIONES DE TRABAJO DE LOS TRABAJADORES Y TRABAJADORAS EN SECTOR AGRÍCOLA.

UNIDAD DE MEDIDA: *TRABAJADOR ATENDIDO* **META:** 180.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE HIGIENE Y SEGURIDAD INDUSTRIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**489.509**	**0**	**0**	**0**	**0**	0	**489.509**
401	01	00	00	Sueldos, salarios y otras retribuciones	161.396	0	0	0	0	0	161.396
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	161.396	0	0	0	0	0	161.396
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.513	0	0	0	0	0	4.513
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.513	0	0	0	0	0	4.513
401	03	00	00	Primas	133.118	0	0	0	0	0	133.118
401	03	08	00	Primas de profesionalización a empleados	18.758	0	0	0	0	0	18.758
401	03	09	00	Primas por antigüedad a empleados	2.668	0	0	0	0	0	2.668
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	19.800	0	0	0	0	0	19.800
401	03	97	00	Otras primas a empleados	91.892	0	0	0	0	0	91.892
401	04	00	00	Complementos de sueldos y salarios	55.525	0	0	0	0	0	55.525
401	04	08	00	Bono compensatorio de alimentación a empleados	33.120	0	0	0	0	0	33.120
401	04	96	00	Otros complementos a empleados	22.405	0	0	0	0	0	22.405
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	64.243	0	0	0	0	0	64.243
401	05	01	00	Aguinaldos a empleados	43.776	0	0	0	0	0	43.776
401	05	03	00	Bono vacacional a empleados	20.467	0	0	0	0	0	20.467
401	06	00	00	Aportes patronales y legales	28.584	0	0	0	0	0	28.584
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	14.768	0	0	0	0	0	14.768
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	4.842	0	0	0	0	0	4.842
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.790	0	0	0	0	0	2.790
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	6.184	0	0	0	0	0	6.184
401	07	00	00	Asistencia socio-económica	3.452	0	0	0	0	0	3.452
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.452	0	0	0	0	0	3.452
401	08	00	00	Prestaciones sociales e indemnizaciones	38.678	0	0	0	0	0	38.678

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115531 130111000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL EN EL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL CUMPLIMIENTO DE LAS CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL A LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 180.000 **FEMENINO:** 90.000 **MASCULINO:** 90.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130111002 ATENCIÓN Y MEDIACIÓN EN MATERIA DE SEGURIDAD SOCIAL Y CONDICIONES DE TRABAJO DE LOS TRABAJADORES Y TRABAJADORAS EN SECTOR AGRÍCOLA.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 180.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE HIGIENE Y SEGURIDAD INDUSTRIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	38.678	0	0	0	0	0	38.678
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**397.148**	**0**	**0**	**0**	**0**	0	**397.148**
402	01	00	00	Productos alimenticios y agropecuarios	4.642	0	0	0	0	0	4.642
402	01	01	00	Alimentos y bebidas para personas	4.642	0	0	0	0	0	4.642
402	05	00	00	Productos de papel, cartón e impresos	95.700	0	0	0	0	0	95.700
402	05	01	00	Pulpa de madera, papel y cartón	13.614	0	0	0	0	0	13.614
402	05	03	00	Productos de papel y cartón para oficina	82.086	0	0	0	0	0	82.086
402	06	00	00	Productos químicos y derivados	132.805	0	0	0	0	0	132.805
402	06	06	00	Combustibles y lubricantes	3.381	0	0	0	0	0	3.381
402	06	08	00	Productos plásticos	129.424	0	0	0	0	0	129.424
402	07	00	00	Productos minerales no metálicos	13.722	0	0	0	0	0	13.722
402	07	02	00	Vidrios y productos de vidrio	13.722	0	0	0	0	0	13.722
402	10	00	00	Productos varios y útiles diversos	150.279	0	0	0	0	0	150.279
402	10	02	00	Materiales y útiles de limpieza y aseo	2.861	0	0	0	0	0	2.861
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	21.063	0	0	0	0	0	21.063
402	10	07	00	Productos de seguridad en el trabajo	39.288	0	0	0	0	0	39.288
402	10	08	00	Materiales para equipos de computación	86.624	0	0	0	0	0	86.624
402	10	99	00	Otros productos y útiles diversos	443	0	0	0	0	0	443
403	**00**	**00**	**00**	**Servicios no personales**	**1.336.599**	**0**	**0**	**0**	**0**	0	**1.336.599**
403	09	00	00	Viáticos y pasajes	1.067.376	0	0	0	0	0	1.067.376
403	09	01	00	Viáticos y pasajes dentro del país	916.256	0	0	0	0	0	916.256
403	09	03	00	Asignación por kilómetros recorridos	151.120	0	0	0	0	0	151.120
403	10	00	00	Servicios profesionales y técnicos	91.874	0	0	0	0	0	91.874
403	10	07	00	Servicios de capacitación y adiestramiento	91.874	0	0	0	0	0	91.874

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115531 130111000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL EN EL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL CUMPLIMENTO DE LAS CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL A LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 180.000 **FEMENINO:** 90.000 **MASCULINO:** 90.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130111002 ATENCIÓN Y MEDIACIÓN EN MATERIA DE SEGURIDAD SOCIAL Y CONDICIONES DE TRABAJO DE LOS TRABAJADORES Y TRABAJADORAS EN SECTOR AGRÍCOLA.

UNIDAD DE MEDIDA: *TRABAJADOR ATENDIDO* **META:** 180.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE HIGIENE Y SEGURIDAD INDUSTRIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	177.349	0	0	0	0	0	177.349
403	18	01	00	Impuesto al valor agregado	177.349	0	0	0	0	0	177.349
404	**00**	**00**	**00**	**Activos reales**	**7.851**	**0**	**0**	**0**	**0**	0	**7.851**
404	04	00	00	Equipos de transporte, tracción y elevación	446	0	0	0	0	0	446
404	04	05	00	Vehiculos de tracción no motorizados	446	0	0	0	0	0	446
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	302	0	0	0	0	0	302
404	07	02	00	Equipos de enseñanza, deporte y recreación	302	0	0	0	0	0	302
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.103	0	0	0	0	0	7.103
404	09	01	00	Mobiliario y equipos de oficina	563	0	0	0	0	0	563
404	09	02	00	Equipos de computación	6.337	0	0	0	0	0	6.337
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	203	0	0	0	0	0	203
				Totales	**2.231.107**	**0**	**0**	**0**	**0**	0	**2.231.107**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115531 130111000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL EN EL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL CUMPLIMIENTO DE LAS CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL A LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 180.000 **FEMENINO:** 90.000 **MASCULINO:** 90.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130111003 DESARROLLO DE MECANISMOS DE INSPECCIÓN QUE PERMITAN CONSTATAR LA EXISTENCIA DE LAS RELACIONES DE TRABAJO Y EL CUMPLIMIENTO DE LAS NORMAS LABORALES, EN LAS UNIDADES PRODUCTIVAS AGRARIAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 180.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**592.992**	**0**	**0**	**0**	**0**	0	**592.992**
401	01	00	00	Sueldos, salarios y otras retribuciones	108.448	0	0	0	0	0	108.448
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	108.448	0	0	0	0	0	108.448
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	8.828	0	0	0	0	0	8.828
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	8.828	0	0	0	0	0	8.828
401	03	00	00	Primas	114.882	0	0	0	0	0	114.882
401	03	08	00	Primas de profesionalización a empleados	12.119	0	0	0	0	0	12.119
401	03	09	00	Primas por antigüedad a empleados	6.544	0	0	0	0	0	6.544
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	19.800	0	0	0	0	0	19.800
401	03	97	00	Otras primas a empleados	76.419	0	0	0	0	0	76.419
401	04	00	00	Complementos de sueldos y salarios	123.125	0	0	0	0	0	123.125
401	04	08	00	Bono compensatorio de alimentación a empleados	82.800	0	0	0	0	0	82.800
401	04	96	00	Otros complementos a empleados	40.325	0	0	0	0	0	40.325
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	126.789	0	0	0	0	0	126.789
401	05	01	00	Aguinaldos a empleados	86.396	0	0	0	0	0	86.396
401	05	03	00	Bono vacacional a empleados	40.393	0	0	0	0	0	40.393
401	06	00	00	Aportes patronales y legales	20.511	0	0	0	0	0	20.511
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	10.439	0	0	0	0	0	10.439
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.253	0	0	0	0	0	3.253
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.972	0	0	0	0	0	1.972
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	4.847	0	0	0	0	0	4.847
401	07	00	00	Asistencia socio-económica	14.073	0	0	0	0	0	14.073
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	14.073	0	0	0	0	0	14.073
401	08	00	00	Prestaciones sociales e indemnizaciones	76.336	0	0	0	0	0	76.336

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115531 130111000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL EN EL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL CUMPLIMENTO DE LAS CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL A LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 180.000 **FEMENINO:** 90.000 **MASCULINO:** 90.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130111003 DESARROLLO DE MECANISMOS DE INSPECCIÓN QUE PERMITAN CONSTATAR LA EXISTENCIA DE LAS RELACIONES DE TRABAJO Y EL CUMPLIMIENTO DE LAS NORMAS LABORALES, EN LAS UNIDADES PRODUCTIVAS AGRARIAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 180.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	76.336	0	0	0	0	0	76.336
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**422.471**	**0**	**0**	**0**	**0**	0	**422.471**
402	01	00	00	Productos alimenticios y agropecuarios	1.299	0	0	0	0	0	1.299
402	01	01	00	Alimentos y bebidas para personas	1.299	0	0	0	0	0	1.299
402	04	00	00	Productos de cuero y caucho	13.156	0	0	0	0	0	13.156
402	04	03	00	Cauchos y tripas para vehículos	13.156	0	0	0	0	0	13.156
402	05	00	00	Productos de papel, cartón e impresos	176.088	0	0	0	0	0	176.088
402	05	01	00	Pulpa de madera, papel y cartón	42.365	0	0	0	0	0	42.365
402	05	02	00	Envases y cajas de papel y cartón	1.754	0	0	0	0	0	1.754
402	05	03	00	Productos de papel y cartón para oficina	113.930	0	0	0	0	0	113.930
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	18.039	0	0	0	0	0	18.039
402	06	00	00	Productos químicos y derivados	56.349	0	0	0	0	0	56.349
402	06	06	00	Combustibles y lubricantes	1.973	0	0	0	0	0	1.973
402	06	08	00	Productos plásticos	54.376	0	0	0	0	0	54.376
402	08	00	00	Productos metálicos	5.517	0	0	0	0	0	5.517
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.499	0	0	0	0	0	2.499
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.018	0	0	0	0	0	3.018
402	10	00	00	Productos varios y útiles diversos	170.062	0	0	0	0	0	170.062
402	10	02	00	Materiales y útiles de limpieza y aseo	17.452	0	0	0	0	0	17.452
402	10	03	00	Utensilios de cocina y comedor	8.113	0	0	0	0	0	8.113
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.978	0	0	0	0	0	50.978
402	10	08	00	Materiales para equipos de computación	92.979	0	0	0	0	0	92.979
402	10	11	00	Materiales eléctricos	540	0	0	0	0	0	540
403	**00**	**00**	**00**	**Servicios no personales**	**950.318**	**0**	**0**	**0**	**0**	0	**950.318**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115531 130111000 FORTALECIMIENTO DE LA ATENCIÓN, INSPECCIÓN Y MEDIACIÓN EN MATERIA DE CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL EN EL SECTOR AGRÍCOLA.

OBJETIVO DEL PROYECTO: PROMOVER PLANES QUE GARANTICEN EL CUMPLIMIENTO DE LAS CONDICIONES DE TRABAJO Y SEGURIDAD SOCIAL A LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 180.000 **FEMENINO:** 90.000 **MASCULINO:** 90.000

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130111003 DESARROLLO DE MECANISMOS DE INSPECCIÓN QUE PERMITAN CONSTATAR LA EXISTENCIA DE LAS RELACIONES DE TRABAJO Y EL CUMPLIMIENTO DE LAS NORMAS LABORALES, EN LAS UNIDADES PRODUCTIVAS AGRARIAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 180.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	00	00	Alquileres de inmuebles	135.226	0	0	0	0	0	135.226
403	01	01	00	Alquileres de edificios y locales	135.226	0	0	0	0	0	135.226
403	09	00	00	Viáticos y pasajes	565.710	0	0	0	0	0	565.710
403	09	01	00	Viáticos y pasajes dentro del país	565.710	0	0	0	0	0	565.710
403	10	00	00	Servicios profesionales y técnicos	112.668	0	0	0	0	0	112.668
403	10	07	00	Servicios de capacitación y adiestramiento	112.668	0	0	0	0	0	112.668
403	18	00	00	Impuestos indirectos	136.714	0	0	0	0	0	136.714
403	18	01	00	Impuesto al valor agregado	136.714	0	0	0	0	0	136.714
404	**00**	**00**	**00**	**Activos reales**	**152.564**	**0**	**0**	**0**	**0**	0	**152.564**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	27.913	0	0	0	0	0	27.913
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	27.913	0	0	0	0	0	27.913
404	05	00	00	Equipos de comunicaciones y de señalamiento	60.288	0	0	0	0	0	60.288
404	05	01	00	Equipos de telecomunicaciones	60.288	0	0	0	0	0	60.288
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.545	0	0	0	0	0	10.545
404	07	02	00	Equipos de enseñanza, deporte y recreación	9.680	0	0	0	0	0	9.680
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	865	0	0	0	0	0	865
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	53.818	0	0	0	0	0	53.818
404	09	01	00	Mobiliario y equipos de oficina	14.880	0	0	0	0	0	14.880
404	09	02	00	Equipos de computación	35.105	0	0	0	0	0	35.105
404	09	03	00	Mobiliario y equipos de alojamiento	892	0	0	0	0	0	892
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.941	0	0	0	0	0	2.941
				Totales	**2.118.345**	**0**	**0**	**0**	**0**	0	**2.118.345**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115578 130112000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 498.000 **FEMENINO:** 249.000 **MASCULINO:** 249.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**48.073.084**	**0**	**0**	**0**	**0**	**0**	**48.073.084**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.464.327	0	0	0	0	0	9.464.327
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.488.121	0	0	0	0	0	5.488.121
401	01	18	00	Remuneraciones al personal contratado	3.976.206	0	0	0	0	0	3.976.206
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	292.433	0	0	0	0	0	292.433
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	292.433	0	0	0	0	0	292.433
401	03	00	00	Primas	6.592.794	0	0	0	0	0	6.592.794
401	03	06	00	Primas por residencia a empleados	18.000	0	0	0	0	0	18.000
401	03	08	00	Primas de profesionalización a empleados	603.496	0	0	0	0	0	603.496
401	03	09	00	Primas por antigüedad a empleados	346.296	0	0	0	0	0	346.296
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	61.200	0	0	0	0	0	61.200
401	03	37	00	Primas de transporte al personal contratado	6.000	0	0	0	0	0	6.000
401	03	40	00	Primas de profesionalización al personal contratado	572.995	0	0	0	0	0	572.995
401	03	41	00	Primas por antigüedad al personal contratado	156.553	0	0	0	0	0	156.553
401	03	97	00	Otras primas a empleados	4.828.254	0	0	0	0	0	4.828.254
401	04	00	00	Complementos de sueldos y salarios	13.449.310	0	0	0	0	0	13.449.310
401	04	08	00	Bono compensatorio de alimentación a empleados	4.239.360	0	0	0	0	0	4.239.360
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.699.280	0	0	0	0	0	2.699.280
401	04	96	00	Otros complementos a empleados	1.907.214	0	0	0	0	0	1.907.214
401	04	98	00	Otros complementos al personal contratado	4.603.456	0	0	0	0	0	4.603.456
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	10.073.051	0	0	0	0	0	10.073.051
401	05	01	00	Aguinaldos a empleados	3.936.975	0	0	0	0	0	3.936.975
401	05	03	00	Bono vacacional a empleados	1.840.662	0	0	0	0	0	1.840.662
401	05	07	00	Aguinaldos al personal contratado	2.926.965	0	0	0	0	0	2.926.965
401	05	08	00	Bono vacacional al personal contratado	1.368.449	0	0	0	0	0	1.368.449
401	06	00	00	Aportes patronales y legales	1.604.739	0	0	0	0	0	1.604.739
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	514.535	0	0	0	0	0	514.535
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	163.715	0	0	0	0	0	163.715

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115578 130112000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 498.000 **FEMENINO:** 249.000 **MASCULINO:** 249.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	97.188	0	0	0	0	0	97.188
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	244.319	0	0	0	0	0	244.319
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	420.766	0	0	0	0	0	420.766
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	164.216	0	0	0	0	0	164.216
401	07	00	00	Asistencia socio-económica	811.948	0	0	0	0	0	811.948
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	524.311	0	0	0	0	0	524.311
401	07	33	00	Asistencia socio-económica al personal contratado	287.637	0	0	0	0	0	287.637
401	08	00	00	Prestaciones sociales e indemnizaciones	5.784.482	0	0	0	0	0	5.784.482
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	3.478.511	0	0	0	0	0	3.478.511
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.305.971	0	0	0	0	0	2.305.971
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.619.144**	**0**	**0**	**0**	**0**	**0**	**1.619.144**
402	01	00	00	Productos alimenticios y agropecuarios	163.109	0	0	0	0	0	163.109
402	01	01	00	Alimentos y bebidas para personas	163.109	0	0	0	0	0	163.109
402	02	00	00	Productos de minas, canteras y yacimientos	2.981	0	0	0	0	0	2.981
402	02	01	00	Carbón mineral	2.981	0	0	0	0	0	2.981
402	04	00	00	Productos de cuero y caucho	14.346	0	0	0	0	0	14.346
402	04	03	00	Cauchos y tripas para vehículos	14.346	0	0	0	0	0	14.346
402	05	00	00	Productos de papel, cartón e impresos	724.496	0	0	0	0	0	724.496
402	05	01	00	Pulpa de madera, papel y cartón	92.730	0	0	0	0	0	92.730
402	05	02	00	Envases y cajas de papel y cartón	44.098	0	0	0	0	0	44.098
402	05	03	00	Productos de papel y cartón para oficina	575.870	0	0	0	0	0	575.870
402	05	04	00	Libros, revistas y periódicos	1.131	0	0	0	0	0	1.131
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.667	0	0	0	0	0	10.667
402	06	00	00	Productos químicos y derivados	68.601	0	0	0	0	0	68.601
402	06	03	00	Tintas, pinturas y colorantes	25.652	0	0	0	0	0	25.652
402	06	04	00	Productos farmacéuticos y medicamentos	436	0	0	0	0	0	436
402	06	06	00	Combustibles y lubricantes	10.938	0	0	0	0	0	10.938
402	06	08	00	Productos plásticos	31.575	0	0	0	0	0	31.575
402	08	00	00	Productos metálicos	16.990	0	0	0	0	0	16.990

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115578 130112000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 498.000 **FEMENINO:** 249.000 **MASCULINO:** 249.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y articulos generales de ferretería	14.975	0	0	0	0	0	14.975
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.015	0	0	0	0	0	2.015
402	10	00	00	Productos varios y útiles diversos	618.766	0	0	0	0	0	618.766
402	10	02	00	Materiales y útiles de limpieza y aseo	70.763	0	0	0	0	0	70.763
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	106.561	0	0	0	0	0	106.561
402	10	08	00	Materiales para equipos de computación	439.687	0	0	0	0	0	439.687
402	10	11	00	Materiales eléctricos	1.210	0	0	0	0	0	1.210
402	10	12	00	Materiales para instalaciones sanitarias	545	0	0	0	0	0	545
402	99	00	00	Otros materiales y suministros	9.855	0	0	0	0	0	9.855
402	99	01	00	Otros materiales y suministros	9.855	0	0	0	0	0	9.855
403	**00**	**00**	**00**	**Servicios no personales**	**905.379**	**0**	**0**	**0**	**0**	**0**	**905.379**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.539	0	0	0	0	0	3.539
403	07	03	00	Relaciones sociales	3.539	0	0	0	0	0	3.539
403	09	00	00	Viáticos y pasajes	322.275	0	0	0	0	0	322.275
403	09	01	00	Viáticos y pasajes dentro del país	319.915	0	0	0	0	0	319.915
403	09	02	00	Viáticos y pasajes fuera del país	2.360	0	0	0	0	0	2.360
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	120.788	0	0	0	0	0	120.788
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	39.430	0	0	0	0	0	39.430
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	81.358	0	0	0	0	0	81.358
403	12	00	00	Conservación y reparaciones menores de obras	160.213	0	0	0	0	0	160.213
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	160.213	0	0	0	0	0	160.213
403	18	00	00	Impuestos indirectos	290.208	0	0	0	0	0	290.208
403	18	01	00	Impuesto al valor agregado	290.208	0	0	0	0	0	290.208
403	99	00	00	Otros servicios no personales	8.356	0	0	0	0	0	8.356
403	99	01	00	Otros servicios no personales	8.356	0	0	0	0	0	8.356
404	**00**	**00**	**00**	**Activos reales**	**272.980**	**0**	**0**	**0**	**0**	**0**	**272.980**
404	04	00	00	Equipos de transporte, tracción y elevación	40.544	0	0	0	0	0	40.544
404	04	01	00	Vehículos automotores terrestres	40.544	0	0	0	0	0	40.544

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115578 130112000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 498.000 **FEMENINO:** 249.000 **MASCULINO:** 249.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	21.623	0	0	0	0	0	21.623
404	05	01	00	Equipos de telecomunicaciones	21.623	0	0	0	0	0	21.623
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.614	0	0	0	0	0	1.614
404	07	02	00	Equipos de enseñanza, deporte y recreación	920	0	0	0	0	0	920
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	694	0	0	0	0	0	694
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	209.199	0	0	0	0	0	209.199
404	09	01	00	Mobiliario y equipos de oficina	108.370	0	0	0	0	0	108.370
404	09	02	00	Equipos de computación	70.765	0	0	0	0	0	70.765
404	09	03	00	Mobiliario y equipos de alojamiento	30.064	0	0	0	0	0	30.064
				Totales	**50.870.587**	**0**	**0**	**0**	**0**	**0**	**50.870.587**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115578 130112000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 498.000 **FEMENINO:** 249.000 **MASCULINO:** 249.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115578 130112000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 498.000 **FEMENINO:** 249.000 **MASCULINO:** 249.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130112001 ATENCIÓN, ORIENTACIÓN Y ASESORAMIENTO A TRABAJADORES Y TRABAJADORAS QUE CONSULTAN SOBRE TEMAS LABORALES

UNIDAD DE MEDIDA: CONSULTA **META:** 216.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COORDINACIÓN DE PROCURADURÍAS A NIVEL NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**628.226**	**0**	**0**	**0**	**0**	0	**628.226**
402	01	00	00	Productos alimenticios y agropecuarios	69.474	0	0	0	0	0	69.474
402	01	01	00	Alimentos y bebidas para personas	69.474	0	0	0	0	0	69.474
402	04	00	00	Productos de cuero y caucho	6.408	0	0	0	0	0	6.408
402	04	03	00	Cauchos y tripas para vehículos	6.408	0	0	0	0	0	6.408
402	05	00	00	Productos de papel, cartón e impresos	260.973	0	0	0	0	0	260.973
402	05	01	00	Pulpa de madera, papel y cartón	42.419	0	0	0	0	0	42.419
402	05	02	00	Envases y cajas de papel y cartón	6.791	0	0	0	0	0	6.791
402	05	03	00	Productos de papel y cartón para oficina	210.632	0	0	0	0	0	210.632
402	05	04	00	Libros, revistas y periódicos	1.131	0	0	0	0	0	1.131
402	06	00	00	Productos químicos y derivados	29.913	0	0	0	0	0	29.913
402	06	03	00	Tintas, pinturas y colorantes	5.823	0	0	0	0	0	5.823
402	06	06	00	Combustibles y lubricantes	8.273	0	0	0	0	0	8.273
402	06	08	00	Productos plásticos	15.817	0	0	0	0	0	15.817
402	10	00	00	Productos varios y útiles diversos	259.115	0	0	0	0	0	259.115
402	10	02	00	Materiales y útiles de limpieza y aseo	26.131	0	0	0	0	0	26.131
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	45.859	0	0	0	0	0	45.859
402	10	08	00	Materiales para equipos de computación	187.125	0	0	0	0	0	187.125
402	99	00	00	Otros materiales y suministros	2.343	0	0	0	0	0	2.343
402	99	01	00	Otros materiales y suministros	2.343	0	0	0	0	0	2.343
403	**00**	**00**	**00**	**Servicios no personales**	**289.146**	**0**	**0**	**0**	**0**	0	**289.146**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.908	0	0	0	0	0	1.908
403	07	03	00	Relaciones sociales	1.908	0	0	0	0	0	1.908
403	09	00	00	Viáticos y pasajes	105.983	0	0	0	0	0	105.983

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115578 130112000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 498.000 **FEMENINO:** 249.000 **MASCULINO:** 249.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130112001 ATENCIÓN, ORIENTACIÓN Y ASESORAMIENTO A TRABAJADORES Y TRABAJADORAS QUE CONSULTAN SOBRE TEMAS LABORALES

UNIDAD DE MEDIDA: CONSULTA **META:** 216.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COORDINACIÓN DE PROCURADURÍAS A NIVEL NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	103.623	0	0	0	0	0	103.623
403	09	02	00	Viáticos y pasajes fuera del país	2.360	0	0	0	0	0	2.360
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	58.016	0	0	0	0	0	58.016
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	6.105	0	0	0	0	0	6.105
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	51.911	0	0	0	0	0	51.911
403	12	00	00	Conservación y reparaciones menores de obras	35.950	0	0	0	0	0	35.950
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	35.950	0	0	0	0	0	35.950
403	18	00	00	Impuestos indirectos	85.001	0	0	0	0	0	85.001
403	18	01	00	Impuesto al valor agregado	85.001	0	0	0	0	0	85.001
403	99	00	00	Otros servicios no personales	2.288	0	0	0	0	0	2.288
403	99	01	00	Otros servicios no personales	2.288	0	0	0	0	0	2.288
404	**00**	**00**	**00**	**Activos reales**	**14.070**	**0**	**0**	**0**	**0**	0	**14.070**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.070	0	0	0	0	0	14.070
404	09	02	00	Equipos de computación	10.979	0	0	0	0	0	10.979
404	09	03	00	Mobiliario y equipos de alojamiento	3.091	0	0	0	0	0	3.091
				Totales	**931.442**	**0**	**0**	**0**	**0**	0	**931.442**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115578 130112000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 498.000 **FEMENINO:** 249.000 **MASCULINO:** 249.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130112002 ASISTENCIA Y DEFENSA A TRABAJADORES Y TRABAJADORAS POR VÍA ADMINISTRATIVA.

UNIDAD DE MEDIDA: DEFENSA **META:** 169.200

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COORDINACIÓN DE PROCURADURÍAS A NIVEL NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**46.203.147**	**0**	**0**	**0**	**0**	0	**46.203.147**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.064.430	0	0	0	0	0	9.064.430
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.275.560	0	0	0	0	0	5.275.560
401	01	18	00	Remuneraciones al personal contratado	3.788.870	0	0	0	0	0	3.788.870
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	286.755	0	0	0	0	0	286.755
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	286.755	0	0	0	0	0	286.755
401	03	00	00	Primas	6.301.020	0	0	0	0	0	6.301.020
401	03	08	00	Primas de profesionalización a empleados	589.309	0	0	0	0	0	589.309
401	03	09	00	Primas por antigüedad a empleados	338.857	0	0	0	0	0	338.857
401	03	37	00	Primas de transporte al personal contratado	6.000	0	0	0	0	0	6.000
401	03	40	00	Primas de profesionalización al personal contratado	558.225	0	0	0	0	0	558.225
401	03	41	00	Primas por antigüedad al personal contratado	149.075	0	0	0	0	0	149.075
401	03	97	00	Otras primas a empleados	4.659.554	0	0	0	0	0	4.659.554
401	04	00	00	Complementos de sueldos y salarios	12.954.557	0	0	0	0	0	12.954.557
401	04	08	00	Bono compensatorio de alimentación a empleados	4.140.000	0	0	0	0	0	4.140.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.550.240	0	0	0	0	0	2.550.240
401	04	96	00	Otros complementos a empleados	1.843.476	0	0	0	0	0	1.843.476
401	04	98	00	Otros complementos al personal contratado	4.420.841	0	0	0	0	0	4.420.841
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.702.340	0	0	0	0	0	9.702.340
401	05	01	00	Aguinaldos a empleados	3.805.627	0	0	0	0	0	3.805.627
401	05	03	00	Bono vacacional a empleados	1.779.253	0	0	0	0	0	1.779.253
401	05	07	00	Aguinaldos al personal contratado	2.805.704	0	0	0	0	0	2.805.704
401	05	08	00	Bono vacacional al personal contratado	1.311.756	0	0	0	0	0	1.311.756
401	06	00	00	Aportes patronales y legales	1.538.261	0	0	0	0	0	1.538.261

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115578 130112000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 498.000 **FEMENINO:** 249.000 **MASCULINO:** 249.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130112002 ASISTENCIA Y DEFENSA A TRABAJADORES Y TRABAJADORAS POR VÍA ADMINISTRATIVA.

UNIDAD DE MEDIDA: *DEFENSA* **META:** 169.200

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COORDINACIÓN DE PROCURADURÍAS A NIVEL NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	495.109	0	0	0	0	0	495.109
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	157.338	0	0	0	0	0	157.338
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	93.519	0	0	0	0	0	93.519
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	233.940	0	0	0	0	0	233.940
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	400.942	0	0	0	0	0	400.942
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	157.413	0	0	0	0	0	157.413
401	07	00	00	Asistencia socio-económica	783.152	0	0	0	0	0	783.152
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	509.573	0	0	0	0	0	509.573
401	07	33	00	Asistencia socio-económica al personal contratado	273.579	0	0	0	0	0	273.579
401	08	00	00	Prestaciones sociales e indemnizaciones	5.572.632	0	0	0	0	0	5.572.632
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	3.362.459	0	0	0	0	0	3.362.459
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.210.173	0	0	0	0	0	2.210.173
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**333.887**	**0**	**0**	**0**	**0**	0	**333.887**
402	01	00	00	Productos alimenticios y agropecuarios	28.208	0	0	0	0	0	28.208
402	01	01	00	Alimentos y bebidas para personas	28.208	0	0	0	0	0	28.208
402	04	00	00	Productos de cuero y caucho	4.132	0	0	0	0	0	4.132
402	04	03	00	Cauchos y tripas para vehículos	4.132	0	0	0	0	0	4.132
402	05	00	00	Productos de papel, cartón e impresos	144.635	0	0	0	0	0	144.635
402	05	01	00	Pulpa de madera, papel y cartón	10.414	0	0	0	0	0	10.414
402	05	02	00	Envases y cajas de papel y cartón	6.800	0	0	0	0	0	6.800
402	05	03	00	Productos de papel y cartón para oficina	127.421	0	0	0	0	0	127.421
402	06	00	00	Productos químicos y derivados	16.982	0	0	0	0	0	16.982
402	06	03	00	Tintas, pinturas y colorantes	10.321	0	0	0	0	0	10.321
402	06	04	00	Productos farmacéuticos y medicamentos	227	0	0	0	0	0	227

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115578 130112000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 498.000 **FEMENINO:** 249.000 **MASCULINO:** 249.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130112002 ASISTENCIA Y DEFENSA A TRABAJADORES Y TRABAJADORAS POR VÍA ADMINISTRATIVA.

UNIDAD DE MEDIDA: DEFENSA **META:** 169.200

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COORDINACIÓN DE PROCURADURÍAS A NIVEL NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	1.387	0	0	0	0	0	1.387
402	06	08	00	Productos plásticos	5.047	0	0	0	0	0	5.047
402	08	00	00	Productos metálicos	5.596	0	0	0	0	0	5.596
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.547	0	0	0	0	0	4.547
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.049	0	0	0	0	0	1.049
402	10	00	00	Productos varios y útiles diversos	130.423	0	0	0	0	0	130.423
402	10	02	00	Materiales y útiles de limpieza y aseo	10.613	0	0	0	0	0	10.613
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	22.133	0	0	0	0	0	22.133
402	10	08	00	Materiales para equipos de computación	96.763	0	0	0	0	0	96.763
402	10	11	00	Materiales eléctricos	630	0	0	0	0	0	630
402	10	12	00	Materiales para instalaciones sanitarias	284	0	0	0	0	0	284
402	99	00	00	Otros materiales y suministros	3.911	0	0	0	0	0	3.911
402	99	01	00	Otros materiales y suministros	3.911	0	0	0	0	0	3.911
403	**00**	**00**	**00**	**Servicios no personales**	**133.146**	**0**	**0**	**0**	**0**	0	**133.146**
403	07	00	00	Servicios de información, impresión y relaciones públicas	844	0	0	0	0	0	844
403	07	03	00	Relaciones sociales	844	0	0	0	0	0	844
403	09	00	00	Viáticos y pasajes	42.659	0	0	0	0	0	42.659
403	09	01	00	Viáticos y pasajes dentro del país	42.659	0	0	0	0	0	42.659
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	32.468	0	0	0	0	0	32.468
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	17.237	0	0	0	0	0	17.237
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	15.231	0	0	0	0	0	15.231
403	12	00	00	Conservación y reparaciones menores de obras	1.350	0	0	0	0	0	1.350
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.350	0	0	0	0	0	1.350
403	18	00	00	Impuestos indirectos	52.687	0	0	0	0	0	52.687

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115578 130112000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 498.000 **FEMENINO:** 249.000 **MASCULINO:** 249.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130112002 ASISTENCIA Y DEFENSA A TRABAJADORES Y TRABAJADORAS POR VÍA ADMINISTRATIVA.

UNIDAD DE MEDIDA: *DEFENSA* **META:** 169.200

RESPONSABLE/EJECUTOR: DIRECCIÓN DE COORDINACIÓN DE PROCURADURÍAS A NIVEL NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	52.687	0	0	0	0	0	52.687
403	99	00	00	Otros servicios no personales	3.138	0	0	0	0	0	3.138
403	99	01	00	Otros servicios no personales	3.138	0	0	0	0	0	3.138
404	**00**	**00**	**00**	**Activos reales**	**16.303**	**0**	**0**	**0**	**0**	0	**16.303**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	814	0	0	0	0	0	814
404	07	02	00	Equipos de enseñanza, deporte y recreación	464	0	0	0	0	0	464
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	350	0	0	0	0	0	350
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.489	0	0	0	0	0	15.489
404	09	01	00	Mobiliario y equipos de oficina	128	0	0	0	0	0	128
404	09	02	00	Equipos de computación	13.799	0	0	0	0	0	13.799
404	09	03	00	Mobiliario y equipos de alojamiento	1.562	0	0	0	0	0	1.562
				Totales	**46.686.483**	**0**	**0**	**0**	**0**	0	**46.686.483**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115578 130112000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 498.000 **FEMENINO:** 249.000 **MASCULINO:** 249.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130112003 ASISTENCIA Y DEFENSA A TRABAJADORES Y TRABAJADORAS POR LA VÍA JUDICIAL.

UNIDAD DE MEDIDA: DEFENSA **META:** 112.800

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INVESTIGACIÓN Y ASUNTOS LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**307.552**	**0**	**0**	**0**	**0**	0	**307.552**
402	01	00	00	Productos alimenticios y agropecuarios	23.002	0	0	0	0	0	23.002
402	01	01	00	Alimentos y bebidas para personas	23.002	0	0	0	0	0	23.002
402	02	00	00	Productos de minas, canteras y yacimientos	2.981	0	0	0	0	0	2.981
402	02	01	00	Carbón mineral	2.981	0	0	0	0	0	2.981
402	04	00	00	Productos de cuero y caucho	3.806	0	0	0	0	0	3.806
402	04	03	00	Cauchos y tripas para vehículos	3.806	0	0	0	0	0	3.806
402	05	00	00	Productos de papel, cartón e impresos	133.229	0	0	0	0	0	133.229
402	05	01	00	Pulpa de madera, papel y cartón	9.593	0	0	0	0	0	9.593
402	05	02	00	Envases y cajas de papel y cartón	6.264	0	0	0	0	0	6.264
402	05	03	00	Productos de papel y cartón para oficina	117.372	0	0	0	0	0	117.372
402	06	00	00	Productos químicos y derivados	15.645	0	0	0	0	0	15.645
402	06	03	00	Tintas, pinturas y colorantes	9.508	0	0	0	0	0	9.508
402	06	04	00	Productos farmacéuticos y medicamentos	209	0	0	0	0	0	209
402	06	06	00	Combustibles y lubricantes	1.278	0	0	0	0	0	1.278
402	06	08	00	Productos plásticos	4.650	0	0	0	0	0	4.650
402	08	00	00	Productos metálicos	5.154	0	0	0	0	0	5.154
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.188	0	0	0	0	0	4.188
402	08	09	00	Repuestos y accesorios para equipos de transporte	966	0	0	0	0	0	966
402	10	00	00	Productos varios y útiles diversos	120.134	0	0	0	0	0	120.134
402	10	02	00	Materiales y útiles de limpieza y aseo	9.776	0	0	0	0	0	9.776
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.387	0	0	0	0	0	20.387
402	10	08	00	Materiales para equipos de computación	89.130	0	0	0	0	0	89.130
402	10	11	00	Materiales eléctricos	580	0	0	0	0	0	580

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115578 130112000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 498.000 **FEMENINO:** 249.000 **MASCULINO:** 249.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130112003 ASISTENCIA Y DEFENSA A TRABAJADORES Y TRABAJADORAS POR LA VÍA JUDICIAL.

UNIDAD DE MEDIDA: DEFENSA **META:** 112.800

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INVESTIGACIÓN Y ASUNTOS LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	261	0	0	0	0	0	261
402	99	00	00	Otros materiales y suministros	3.601	0	0	0	0	0	3.601
402	99	01	00	Otros materiales y suministros	3.601	0	0	0	0	0	3.601
403	**00**	**00**	**00**	**Servicios no personales**	**124.273**	**0**	**0**	**0**	**0**	0	**124.273**
403	07	00	00	Servicios de información, impresión y relaciones públicas	787	0	0	0	0	0	787
403	07	03	00	Relaciones sociales	787	0	0	0	0	0	787
403	09	00	00	Viáticos y pasajes	39.814	0	0	0	0	0	39.814
403	09	01	00	Viáticos y pasajes dentro del país	39.814	0	0	0	0	0	39.814
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	30.304	0	0	0	0	0	30.304
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	16.088	0	0	0	0	0	16.088
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	14.216	0	0	0	0	0	14.216
403	12	00	00	Conservación y reparaciones menores de obras	1.260	0	0	0	0	0	1.260
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.260	0	0	0	0	0	1.260
403	18	00	00	Impuestos indirectos	49.178	0	0	0	0	0	49.178
403	18	01	00	Impuesto al valor agregado	49.178	0	0	0	0	0	49.178
403	99	00	00	Otros servicios no personales	2.930	0	0	0	0	0	2.930
403	99	01	00	Otros servicios no personales	2.930	0	0	0	0	0	2.930
404	**00**	**00**	**00**	**Activos reales**	**16.012**	**0**	**0**	**0**	**0**	0	**16.012**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	800	0	0	0	0	0	800
404	07	02	00	Equipos de enseñanza, deporte y recreación	456	0	0	0	0	0	456
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	344	0	0	0	0	0	344
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.212	0	0	0	0	0	15.212
404	09	01	00	Mobiliario y equipos de oficina	125	0	0	0	0	0	125
404	09	02	00	Equipos de computación	13.552	0	0	0	0	0	13.552

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115578 130112000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 498.000 **FEMENINO:** 249.000 **MASCULINO:** 249.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130112003 ASISTENCIA Y DEFENSA A TRABAJADORES Y TRABAJADORAS POR LA VÍA JUDICIAL.

UNIDAD DE MEDIDA: DEFENSA **META:** 112.800

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INVESTIGACIÓN Y ASUNTOS LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	1.535	0	0	0	0	0	1.535
				Totales	**447.837**	**0**	**0**	**0**	**0**	0	**447.837**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115578 130112000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 498.000 **FEMENINO:** 249.000 **MASCULINO:** 249.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130112004 CONTROL, EVALUACIÓN Y SEGUIMIENTO DE LA EJECUCIÓN Y GESTIÓN DE LAS PROCURADURÍAS DE TRABAJADORES.

UNIDAD DE MEDIDA: AUDITORÍA DE GESTIÓN **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURIA NACIONAL DE TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.869.937**	**0**	**0**	**0**	**0**	0	**1.869.937**
401	01	00	00	Sueldos, salarios y otras retribuciones	399.897	0	0	0	0	0	399.897
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	212.561	0	0	0	0	0	212.561
401	01	18	00	Remuneraciones al personal contratado	187.336	0	0	0	0	0	187.336
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	5.678	0	0	0	0	0	5.678
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.678	0	0	0	0	0	5.678
401	03	00	00	Primas	291.774	0	0	0	0	0	291.774
401	03	06	00	Primas por residencia a empleados	18.000	0	0	0	0	0	18.000
401	03	08	00	Primas de profesionalización a empleados	14.187	0	0	0	0	0	14.187
401	03	09	00	Primas por antigüedad a empleados	7.439	0	0	0	0	0	7.439
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	61.200	0	0	0	0	0	61.200
401	03	40	00	Primas de profesionalización al personal contratado	14.770	0	0	0	0	0	14.770
401	03	41	00	Primas por antigüedad al personal contratado	7.478	0	0	0	0	0	7.478
401	03	97	00	Otras primas a empleados	168.700	0	0	0	0	0	168.700
401	04	00	00	Complementos de sueldos y salarios	494.753	0	0	0	0	0	494.753
401	04	08	00	Bono compensatorio de alimentación a empleados	99.360	0	0	0	0	0	99.360
401	04	26	00	Bono compensatorio de alimentación al personal contratado	149.040	0	0	0	0	0	149.040
401	04	96	00	Otros complementos a empleados	63.738	0	0	0	0	0	63.738
401	04	98	00	Otros complementos al personal contratado	182.615	0	0	0	0	0	182.615
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	370.711	0	0	0	0	0	370.711
401	05	01	00	Aguinaldos a empleados	131.348	0	0	0	0	0	131.348
401	05	03	00	Bono vacacional a empleados	61.409	0	0	0	0	0	61.409
401	05	07	00	Aguinaldos al personal contratado	121.261	0	0	0	0	0	121.261
401	05	08	00	Bono vacacional al personal contratado	56.693	0	0	0	0	0	56.693

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115578 130112000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 498.000 **FEMENINO:** 249.000 **MASCULINO:** 249.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130112004 CONTROL, EVALUACIÓN Y SEGUIMIENTO DE LA EJECUCIÓN Y GESTIÓN DE LAS PROCURADURÍAS DE TRABAJADORES.

UNIDAD DE MEDIDA: AUDITORÍA DE GESTIÓN **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURIA NACIONAL DE TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	66.478	0	0	0	0	0	66.478
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	19.426	0	0	0	0	0	19.426
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	6.377	0	0	0	0	0	6.377
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.669	0	0	0	0	0	3.669
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	10.379	0	0	0	0	0	10.379
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	19.824	0	0	0	0	0	19.824
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	6.803	0	0	0	0	0	6.803
401	07	00	00	Asistencia socio-económica	28.796	0	0	0	0	0	28.796
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	14.738	0	0	0	0	0	14.738
401	07	33	00	Asistencia socio-económica al personal contratado	14.058	0	0	0	0	0	14.058
401	08	00	00	Prestaciones sociales e indemnizaciones	211.850	0	0	0	0	0	211.850
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	116.052	0	0	0	0	0	116.052
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	95.798	0	0	0	0	0	95.798
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**349.479**	**0**	**0**	**0**	**0**	0	**349.479**
402	01	00	00	Productos alimenticios y agropecuarios	42.425	0	0	0	0	0	42.425
402	01	01	00	Alimentos y bebidas para personas	42.425	0	0	0	0	0	42.425
402	05	00	00	Productos de papel, cartón e impresos	185.659	0	0	0	0	0	185.659
402	05	01	00	Pulpa de madera, papel y cartón	30.304	0	0	0	0	0	30.304
402	05	02	00	Envases y cajas de papel y cartón	24.243	0	0	0	0	0	24.243
402	05	03	00	Productos de papel y cartón para oficina	120.445	0	0	0	0	0	120.445
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.667	0	0	0	0	0	10.667
402	06	00	00	Productos químicos y derivados	6.061	0	0	0	0	0	6.061
402	06	08	00	Productos plásticos	6.061	0	0	0	0	0	6.061
402	08	00	00	Productos metálicos	6.240	0	0	0	0	0	6.240

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115578 130112000 DEFENSA, ASESORÍA, ASISTENCIA Y REPRESENTACIÓN GRATUITA DE LOS TRABAJADORES Y TRABAJADORAS.

OBJETIVO DEL PROYECTO: GARANTIZAR LA DEFENSA DEL DERECHO A UN TRABAJO DIGNO Y DECENTE, MEDIANTE EL FORTALECIMIENTO DE LOS SERVICIOS DE PROMOCIÓN, INTERMEDIACIÓN, FISCALIZACIÓN, FORMACIÓN Y DEFENSA DE LOS DERECHOS Y DE LAS OBLIGACIONES DE LOS TRABAJADORES Y TRABAJADORAS.

UNIDAD DE MEDIDA: TRABAJADOR ATENDIDO **META:** 498.000 **FEMENINO:** 249.000 **MASCULINO:** 249.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURÍA NACIONAL DE TRABAJADORES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130112004 CONTROL, EVALUACIÓN Y SEGUIMIENTO DE LA EJECUCIÓN Y GESTIÓN DE LAS PROCURADURÍAS DE TRABAJADORES.

UNIDAD DE MEDIDA: *AUDITORÍA DE GESTIÓN* **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PROCURADURIA NACIONAL DE TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.240	0	0	0	0	0	6.240
402	10	00	00	Productos varios y útiles diversos	109.094	0	0	0	0	0	109.094
402	10	02	00	Materiales y útiles de limpieza y aseo	24.243	0	0	0	0	0	24.243
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	18.182	0	0	0	0	0	18.182
402	10	08	00	Materiales para equipos de computación	66.669	0	0	0	0	0	66.669
403	**00**	**00**	**00**	**Servicios no personales**	**358.814**	**0**	**0**	**0**	**0**	0	**358.814**
403	09	00	00	Viáticos y pasajes	133.819	0	0	0	0	0	133.819
403	09	01	00	Viáticos y pasajes dentro del país	133.819	0	0	0	0	0	133.819
403	12	00	00	Conservación y reparaciones menores de obras	121.653	0	0	0	0	0	121.653
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	121.653	0	0	0	0	0	121.653
403	18	00	00	Impuestos indirectos	103.342	0	0	0	0	0	103.342
403	18	01	00	Impuesto al valor agregado	103.342	0	0	0	0	0	103.342
404	**00**	**00**	**00**	**Activos reales**	**226.595**	**0**	**0**	**0**	**0**	0	**226.595**
404	04	00	00	Equipos de transporte, tracción y elevación	40.544	0	0	0	0	0	40.544
404	04	01	00	Vehículos automotores terrestres	40.544	0	0	0	0	0	40.544
404	05	00	00	Equipos de comunicaciones y de señalamiento	21.623	0	0	0	0	0	21.623
404	05	01	00	Equipos de telecomunicaciones	21.623	0	0	0	0	0	21.623
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	164.428	0	0	0	0	0	164.428
404	09	01	00	Mobiliario y equipos de oficina	108.117	0	0	0	0	0	108.117
404	09	02	00	Equipos de computación	32.435	0	0	0	0	0	32.435
404	09	03	00	Mobiliario y equipos de alojamiento	23.876	0	0	0	0	0	23.876
				Totales	**2.804.825**	**0**	**0**	**0**	**0**	0	**2.804.825**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115658 130113000 FORTALECIMIENTO DE LA INCLUSIÓN LABORAL DE LAS PERSONAS ECONÓMICAMENTE ACTIVAS DESOCUPADAS, MIGRANTES CON RELACIÓN DE DEPENDENCIA LABORAL Y PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD.

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**40.691.664**	**0**	**0**	**0**	**0**	**0**	**40.691.664**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.936.240	0	0	0	0	0	9.936.240
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	6.845.978	0	0	0	0	0	6.845.978
401	01	18	00	Remuneraciones al personal contratado	3.090.262	0	0	0	0	0	3.090.262
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	674.211	0	0	0	0	0	674.211
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	674.211	0	0	0	0	0	674.211
401	03	00	00	Primas	6.024.560	0	0	0	0	0	6.024.560
401	03	08	00	Primas de profesionalización a empleados	770.788	0	0	0	0	0	770.788
401	03	09	00	Primas por antigüedad a empleados	368.847	0	0	0	0	0	368.847
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	117.000	0	0	0	0	0	117.000
401	03	40	00	Primas de profesionalización al personal contratado	291.398	0	0	0	0	0	291.398
401	03	41	00	Primas por antigüedad al personal contratado	127.924	0	0	0	0	0	127.924
401	03	97	00	Otras primas a empleados	4.348.603	0	0	0	0	0	4.348.603
401	04	00	00	Complementos de sueldos y salarios	9.680.745	0	0	0	0	0	9.680.745
401	04	08	00	Bono compensatorio de alimentación a empleados	3.030.480	0	0	0	0	0	3.030.480
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.318.400	0	0	0	0	0	2.318.400
401	04	96	00	Otros complementos a empleados	1.357.791	0	0	0	0	0	1.357.791
401	04	98	00	Otros complementos al personal contratado	2.974.074	0	0	0	0	0	2.974.074
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	7.544.874	0	0	0	0	0	7.544.874
401	05	01	00	Aguinaldos a empleados	3.135.899	0	0	0	0	0	3.135.899
401	05	03	00	Bono vacacional a empleados	1.466.133	0	0	0	0	0	1.466.133
401	05	07	00	Aguinaldos al personal contratado	2.005.300	0	0	0	0	0	2.005.300
401	05	08	00	Bono vacacional al personal contratado	937.542	0	0	0	0	0	937.542
401	06	00	00	Aportes patronales y legales	1.706.831	0	0	0	0	0	1.706.831
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	669.372	0	0	0	0	0	669.372
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	204.100	0	0	0	0	0	204.100
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	126.433	0	0	0	0	0	126.433

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115658 130113000 FORTALECIMIENTO DE LA INCLUSIÓN LABORAL DE LAS PERSONAS ECONÓMICAMENTE ACTIVAS DESOCUPADAS, MIGRANTES CON RELACIÓN DE DEPENDENCIA LABORAL Y PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD.

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	267.397	0	0	0	0	0	267.397
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	327.022	0	0	0	0	0	327.022
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	112.507	0	0	0	0	0	112.507
401	07	00	00	Asistencia socio-económica	773.191	0	0	0	0	0	773.191
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	500.730	0	0	0	0	0	500.730
401	07	33	00	Asistencia socio-económica al personal contratado	272.461	0	0	0	0	0	272.461
401	08	00	00	Prestaciones sociales e indemnizaciones	4.351.012	0	0	0	0	0	4.351.012
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.770.727	0	0	0	0	0	2.770.727
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.580.285	0	0	0	0	0	1.580.285
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.352.596**	**0**	**0**	**0**	**0**	**0**	**2.352.596**
402	01	00	00	Productos alimenticios y agropecuarios	106.686	0	0	0	0	0	106.686
402	01	01	00	Alimentos y bebidas para personas	106.686	0	0	0	0	0	106.686
402	02	00	00	Productos de minas, canteras y yacimientos	3.448	0	0	0	0	0	3.448
402	02	05	00	Piedra, arcilla, arena y tierra	3.448	0	0	0	0	0	3.448
402	03	00	00	Textiles y vestuarios	18.313	0	0	0	0	0	18.313
402	03	01	00	Textiles	12.469	0	0	0	0	0	12.469
402	03	02	00	Prendas de vestir	5.844	0	0	0	0	0	5.844
402	04	00	00	Productos de cuero y caucho	71.376	0	0	0	0	0	71.376
402	04	03	00	Cauchos y tripas para vehículos	71.376	0	0	0	0	0	71.376
402	05	00	00	Productos de papel, cartón e impresos	876.336	0	0	0	0	0	876.336
402	05	01	00	Pulpa de madera, papel y cartón	24.519	0	0	0	0	0	24.519
402	05	02	00	Envases y cajas de papel y cartón	3.089	0	0	0	0	0	3.089
402	05	03	00	Productos de papel y cartón para oficina	825.121	0	0	0	0	0	825.121
402	05	04	00	Libros, revistas y periódicos	798	0	0	0	0	0	798
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	22.809	0	0	0	0	0	22.809
402	06	00	00	Productos químicos y derivados	75.612	0	0	0	0	0	75.612
402	06	01	00	Sustancias químicas y de uso industrial	2.852	0	0	0	0	0	2.852
402	06	03	00	Tintas, pinturas y colorantes	21.437	0	0	0	0	0	21.437

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115658 130113000 FORTALECIMIENTO DE LA INCLUSIÓN LABORAL DE LAS PERSONAS ECONÓMICAMENTE ACTIVAS DESOCUPADAS, MIGRANTES CON RELACIÓN DE DEPENDENCIA LABORAL Y PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD.

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA

META: 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	9.969	0	0	0	0	0	9.969
402	06	06	00	Combustibles y lubricantes	710	0	0	0	0	0	710
402	06	07	00	Productos diversos derivados del petróleo y del carbón	3.610	0	0	0	0	0	3.610
402	06	08	00	Productos plásticos	37.034	0	0	0	0	0	37.034
402	07	00	00	Productos minerales no metálicos	1.954	0	0	0	0	0	1.954
402	07	02	00	Vidrios y productos de vidrio	332	0	0	0	0	0	332
402	07	04	00	Cemento, cal y yeso	1.622	0	0	0	0	0	1.622
402	08	00	00	Productos metálicos	24.538	0	0	0	0	0	24.538
402	08	01	00	Productos primarios de hierro y acero	2.962	0	0	0	0	0	2.962
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	18.616	0	0	0	0	0	18.616
402	08	99	00	Otros productos metálicos	2.960	0	0	0	0	0	2.960
402	09	00	00	Productos de madera	1.623	0	0	0	0	0	1.623
402	09	01	00	Productos primarios de madera	1.623	0	0	0	0	0	1.623
402	10	00	00	Productos varios y útiles diversos	1.169.549	0	0	0	0	0	1.169.549
402	10	01	00	Artículos de deporte, recreación y juguetes	1.970	0	0	0	0	0	1.970
402	10	02	00	Materiales y útiles de limpieza y aseo	26.909	0	0	0	0	0	26.909
402	10	03	00	Utensilios de cocina y comedor	1.205	0	0	0	0	0	1.205
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	11.190	0	0	0	0	0	11.190
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	129.329	0	0	0	0	0	129.329
402	10	07	00	Productos de seguridad en el trabajo	2.828	0	0	0	0	0	2.828
402	10	08	00	Materiales para equipos de computación	983.747	0	0	0	0	0	983.747
402	10	11	00	Materiales eléctricos	8.183	0	0	0	0	0	8.183
402	10	12	00	Materiales para instalaciones sanitarias	2.694	0	0	0	0	0	2.694
402	10	99	00	Otros productos y útiles diversos	1.494	0	0	0	0	0	1.494
402	99	00	00	Otros materiales y suministros	3.161	0	0	0	0	0	3.161
402	99	01	00	Otros materiales y suministros	3.161	0	0	0	0	0	3.161
403	**00**	**00**	**00**	**Servicios no personales**	**2.395.213**	**0**	**0**	**0**	**0**	**0**	**2.395.213**
403	07	00	00	Servicios de información, impresión y relaciones públicas	179.855	0	0	0	0	0	179.855

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115658 130113000 FORTALECIMIENTO DE LA INCLUSIÓN LABORAL DE LAS PERSONAS ECONÓMICAMENTE ACTIVAS DESOCUPADAS, MIGRANTES CON RELACIÓN DE DEPENDENCIA LABORAL Y PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD.

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	01	00	Publicidad y propaganda	8.300	0	0	0	0	0	8.300
403	07	02	00	Imprenta y reproducción	55.950	0	0	0	0	0	55.950
403	07	03	00	Relaciones sociales	115.605	0	0	0	0	0	115.605
403	09	00	00	Viáticos y pasajes	1.016.948	0	0	0	0	0	1.016.948
403	09	01	00	Viáticos y pasajes dentro del país	1.016.948	0	0	0	0	0	1.016.948
403	10	00	00	Servicios profesionales y técnicos	111.178	0	0	0	0	0	111.178
403	10	07	00	Servicios de capacitación y adiestramiento	111.178	0	0	0	0	0	111.178
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	353.459	0	0	0	0	0	353.459
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	70.692	0	0	0	0	0	70.692
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	282.767	0	0	0	0	0	282.767
403	12	00	00	Conservación y reparaciones menores de obras	141.382	0	0	0	0	0	141.382
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	141.382	0	0	0	0	0	141.382
403	18	00	00	Impuestos indirectos	592.391	0	0	0	0	0	592.391
403	18	01	00	Impuesto al valor agregado	592.391	0	0	0	0	0	592.391
404	**00**	**00**	**00**	**Activos reales**	**780.894**	**0**	**0**	**0**	**0**	**0**	**780.894**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	68.625	0	0	0	0	0	68.625
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	3.846	0	0	0	0	0	3.846
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	52.675	0	0	0	0	0	52.675
404	03	05	00	Maquinaria y equipos industriales y de taller	12.104	0	0	0	0	0	12.104
404	05	00	00	Equipos de comunicaciones y de señalamiento	24.381	0	0	0	0	0	24.381
404	05	01	00	Equipos de telecomunicaciones	24.381	0	0	0	0	0	24.381
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	34.348	0	0	0	0	0	34.348
404	07	02	00	Equipos de enseñanza, deporte y recreación	34.348	0	0	0	0	0	34.348
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	651.522	0	0	0	0	0	651.522
404	09	01	00	Mobiliario y equipos de oficina	375.886	0	0	0	0	0	375.886
404	09	02	00	Equipos de computación	163.184	0	0	0	0	0	163.184
404	09	03	00	Mobiliario y equipos de alojamiento	109.495	0	0	0	0	0	109.495

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115658 130113000 FORTALECIMIENTO DE LA INCLUSIÓN LABORAL DE LAS PERSONAS ECONÓMICAMENTE ACTIVAS DESOCUPADAS, MIGRANTES CON RELACIÓN DE DEPENDENCIA LABORAL Y PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD.

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.957	0	0	0	0	0	2.957
404	99	00	00	Otros activos reales	2.018	0	0	0	0	0	2.018
404	99	01	00	Otros activos reales	2.018	0	0	0	0	0	2.018
				Totales	**46.220.367**	**0**	**0**	**0**	**0**	**0**	**46.220.367**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115658 130113000 FORTALECIMIENTO DE LA INCLUSIÓN LABORAL DE LAS PERSONAS ECONÓMICAMENTE ACTIVAS DESOCUPADAS, MIGRANTES CON RELACIÓN DE DEPENDENCIA LABORAL Y PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD.

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115658 130113000 FORTALECIMIENTO DE LA INCLUSIÓN LABORAL DE LAS PERSONAS ECONÓMICAMENTE ACTIVAS DESOCUPADAS, MIGRANTES CON RELACIÓN DE DEPENDENCIA LABORAL Y PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD.

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130113001 ATENCIÓN INTEGRAL A LA POBLACIÓN ECONÓMICAMENTE ACTIVA DESOCUPADA A TRAVÉS DE LA INFORMACIÓN, ASESORÍA, ORIENTACIÓN Y REGISTRO DIRIGIDOS A LA FORMACIÓN, ORGANIZACIÓN SOCIOPRODUCTIVA E INCLUSIÓN LABORAL.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 240.000

RESPONSABLE/EJECUTOR: DIVISIÓN DE CONTROL Y GESTIÓN (RED DE AGENCIAS DE EMPLEO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**26.425.736**	**0**	**0**	**0**	**0**	0	**26.425.736**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.476.416	0	0	0	0	0	6.476.416
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.836.732	0	0	0	0	0	4.836.732
401	01	18	00	Remuneraciones al personal contratado	1.639.684	0	0	0	0	0	1.639.684
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	473.024	0	0	0	0	0	473.024
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	473.024	0	0	0	0	0	473.024
401	03	00	00	Primas	4.108.389	0	0	0	0	0	4.108.389
401	03	08	00	Primas de profesionalización a empleados	512.979	0	0	0	0	0	512.979
401	03	09	00	Primas por antigüedad a empleados	271.584	0	0	0	0	0	271.584
401	03	40	00	Primas de profesionalización al personal contratado	176.030	0	0	0	0	0	176.030
401	03	41	00	Primas por antigüedad al personal contratado	65.630	0	0	0	0	0	65.630
401	03	97	00	Otras primas a empleados	3.082.166	0	0	0	0	0	3.082.166
401	04	00	00	Complementos de sueldos y salarios	6.029.939	0	0	0	0	0	6.029.939
401	04	08	00	Bono compensatorio de alimentación a empleados	2.252.160	0	0	0	0	0	2.252.160
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.192.320	0	0	0	0	0	1.192.320
401	04	96	00	Otros complementos a empleados	979.225	0	0	0	0	0	979.225
401	04	98	00	Otros complementos al personal contratado	1.606.234	0	0	0	0	0	1.606.234
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.889.608	0	0	0	0	0	4.889.608
401	05	01	00	Aguinaldos a empleados	2.250.966	0	0	0	0	0	2.250.966
401	05	03	00	Bono vacacional a empleados	1.052.398	0	0	0	0	0	1.052.398
401	05	07	00	Aguinaldos al personal contratado	1.080.892	0	0	0	0	0	1.080.892
401	05	08	00	Bono vacacional al personal contratado	505.352	0	0	0	0	0	505.352
401	06	00	00	Aportes patronales y legales	1.126.721	0	0	0	0	0	1.126.721

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115658 130113000 FORTALECIMIENTO DE LA INCLUSIÓN LABORAL DE LAS PERSONAS ECONÓMICAMENTE ACTIVAS DESOCUPADAS, MIGRANTES CON RELACIÓN DE DEPENDENCIA LABORAL Y PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD.

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130113001 ATENCIÓN INTEGRAL A LA POBLACIÓN ECONÓMICAMENTE ACTIVA DESOCUPADA A TRAVÉS DE LA INFORMACIÓN, ASESORÍA, ORIENTACIÓN Y REGISTRO DIRIGIDOS A LA FORMACIÓN, ORGANIZACIÓN SOCIOPRODUCTIVA E INCLUSIÓN LABORAL.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 240.000

RESPONSABLE/EJECUTOR: DIVISIÓN DE CONTROL Y GESTIÓN (RED DE AGENCIAS DE EMPLEO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	472.621	0	0	0	0	0	472.621
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	143.823	0	0	0	0	0	143.823
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	89.270	0	0	0	0	0	89.270
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	186.847	0	0	0	0	0	186.847
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	173.516	0	0	0	0	0	173.516
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	60.644	0	0	0	0	0	60.644
401	07	00	00	Asistencia socio-económica	478.841	0	0	0	0	0	478.841
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	349.365	0	0	0	0	0	349.365
401	07	33	00	Asistencia socio-económica al personal contratado	129.476	0	0	0	0	0	129.476
401	08	00	00	Prestaciones sociales e indemnizaciones	2.842.798	0	0	0	0	0	2.842.798
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.988.843	0	0	0	0	0	1.988.843
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	853.955	0	0	0	0	0	853.955
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.263.049**	**0**	**0**	**0**	**0**	0	**1.263.049**
402	01	00	00	Productos alimenticios y agropecuarios	18.841	0	0	0	0	0	18.841
402	01	01	00	Alimentos y bebidas para personas	18.841	0	0	0	0	0	18.841
402	04	00	00	Productos de cuero y caucho	71.376	0	0	0	0	0	71.376
402	04	03	00	Cauchos y tripas para vehículos	71.376	0	0	0	0	0	71.376
402	05	00	00	Productos de papel, cartón e impresos	509.066	0	0	0	0	0	509.066
402	05	03	00	Productos de papel y cartón para oficina	494.615	0	0	0	0	0	494.615
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	14.451	0	0	0	0	0	14.451
402	06	00	00	Productos químicos y derivados	20.616	0	0	0	0	0	20.616
402	06	08	00	Productos plásticos	20.616	0	0	0	0	0	20.616
402	10	00	00	Productos varios y útiles diversos	643.150	0	0	0	0	0	643.150

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115658 130113000 FORTALECIMIENTO DE LA INCLUSIÓN LABORAL DE LAS PERSONAS ECONÓMICAMENTE ACTIVAS DESOCUPADAS, MIGRANTES CON RELACIÓN DE DEPENDENCIA LABORAL Y PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD.

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130113001 ATENCIÓN INTEGRAL A LA POBLACIÓN ECONÓMICAMENTE ACTIVA DESOCUPADA A TRAVÉS DE LA INFORMACIÓN, ASESORÍA, ORIENTACIÓN Y REGISTRO DIRIGIDOS A LA FORMACIÓN, ORGANIZACIÓN SOCIOPRODUCTIVA E INCLUSIÓN LABORAL.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 240.000

RESPONSABLE/EJECUTOR: DIVISIÓN DE CONTROL Y GESTIÓN (RED DE AGENCIAS DE EMPLEO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	89.138	0	0	0	0	0	89.138
402	10	08	00	Materiales para equipos de computación	554.012	0	0	0	0	0	554.012
403	**00**	**00**	**00**	**Servicios no personales**	**1.199.863**	**0**	**0**	**0**	**0**	0	**1.199.863**
403	07	00	00	Servicios de información, impresión y relaciones públicas	60.236	0	0	0	0	0	60.236
403	07	02	00	Imprenta y reproducción	31.295	0	0	0	0	0	31.295
403	07	03	00	Relaciones sociales	28.941	0	0	0	0	0	28.941
403	09	00	00	Viáticos y pasajes	380.673	0	0	0	0	0	380.673
403	09	01	00	Viáticos y pasajes dentro del país	380.673	0	0	0	0	0	380.673
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	353.459	0	0	0	0	0	353.459
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	70.692	0	0	0	0	0	70.692
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	282.767	0	0	0	0	0	282.767
403	12	00	00	Conservación y reparaciones menores de obras	141.382	0	0	0	0	0	141.382
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	141.382	0	0	0	0	0	141.382
403	18	00	00	Impuestos indirectos	264.113	0	0	0	0	0	264.113
403	18	01	00	Impuesto al valor agregado	264.113	0	0	0	0	0	264.113
404	**00**	**00**	**00**	**Activos reales**	**31.781**	**0**	**0**	**0**	**0**	0	**31.781**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	2.388	0	0	0	0	0	2.388
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.388	0	0	0	0	0	2.388
404	05	00	00	Equipos de comunicaciones y de señalamiento	882	0	0	0	0	0	882
404	05	01	00	Equipos de telecomunicaciones	882	0	0	0	0	0	882
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.781	0	0	0	0	0	2.781
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.781	0	0	0	0	0	2.781
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	25.730	0	0	0	0	0	25.730

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115658 130113000 FORTALECIMIENTO DE LA INCLUSIÓN LABORAL DE LAS PERSONAS ECONÓMICAMENTE ACTIVAS DESOCUPADAS, MIGRANTES CON RELACIÓN DE DEPENDENCIA LABORAL Y PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD.

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130113001 ATENCIÓN INTEGRAL A LA POBLACIÓN ECONÓMICAMENTE ACTIVA DESOCUPADA A TRAVÉS DE LA INFORMACIÓN, ASESORÍA, ORIENTACIÓN Y REGISTRO DIRIGIDOS A LA FORMACIÓN, ORGANIZACIÓN SOCIOPRODUCTIVA E INCLUSIÓN LABORAL.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 240.000

RESPONSABLE/EJECUTOR: DIVISIÓN DE CONTROL Y GESTIÓN (RED DE AGENCIAS DE EMPLEO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	4.674	0	0	0	0	0	4.674
404	09	02	00	Equipos de computación	13.244	0	0	0	0	0	13.244
404	09	03	00	Mobiliario y equipos de alojamiento	7.812	0	0	0	0	0	7.812
				Totales	**28.920.429**	**0**	**0**	**0**	**0**	0	**28.920.429**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115658 130113000 FORTALECIMIENTO DE LA INCLUSIÓN LABORAL DE LAS PERSONAS ECONÓMICAMENTE ACTIVAS DESOCUPADAS, MIGRANTES CON RELACIÓN DE DEPENDENCIA LABORAL Y PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD.

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130113002 ORIENTACIÓN, CONTROL, REGISTRO Y AUTORIZACIÓN A LOS TRABAJADORES EXTRANJEROS Y TRABAJADORAS EXTRANJERAS QUE INGRESAN AL PAÍS PARA REALIZAR ACTIVIDADES BAJO RELACIÓN DE DEPENDENCIA LABORAL.

UNIDAD DE MEDIDA: AUTORIZACIÓN **META:** 2.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE MIGRACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.305.288**	**0**	**0**	**0**	**0**	0	**1.305.288**
401	01	00	00	Sueldos, salarios y otras retribuciones	289.512	0	0	0	0	0	289.512
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	289.512	0	0	0	0	0	289.512
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	23.520	0	0	0	0	0	23.520
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	23.520	0	0	0	0	0	23.520
401	03	00	00	Primas	278.032	0	0	0	0	0	278.032
401	03	08	00	Primas de profesionalización a empleados	41.015	0	0	0	0	0	41.015
401	03	09	00	Primas por antigüedad a empleados	21.883	0	0	0	0	0	21.883
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	19.800	0	0	0	0	0	19.800
401	03	97	00	Otras primas a empleados	195.334	0	0	0	0	0	195.334
401	04	00	00	Complementos de sueldos y salarios	220.164	0	0	0	0	0	220.164
401	04	08	00	Bono compensatorio de alimentación a empleados	149.040	0	0	0	0	0	149.040
401	04	96	00	Otros complementos a empleados	71.124	0	0	0	0	0	71.124
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	256.595	0	0	0	0	0	256.595
401	05	01	00	Aguinaldos a empleados	174.848	0	0	0	0	0	174.848
401	05	03	00	Bono vacacional a empleados	81.747	0	0	0	0	0	81.747
401	06	00	00	Aportes patronales y legales	53.836	0	0	0	0	0	53.836
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	27.863	0	0	0	0	0	27.863
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	8.685	0	0	0	0	0	8.685
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	5.263	0	0	0	0	0	5.263
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	12.025	0	0	0	0	0	12.025
401	07	00	00	Asistencia socio-económica	29.141	0	0	0	0	0	29.141
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	29.141	0	0	0	0	0	29.141

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115658 130113000 FORTALECIMIENTO DE LA INCLUSIÓN LABORAL DE LAS PERSONAS ECONÓMICAMENTE ACTIVAS DESOCUPADAS, MIGRANTES CON RELACIÓN DE DEPENDENCIA LABORAL Y PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD.

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130113002 ORIENTACIÓN, CONTROL, REGISTRO Y AUTORIZACIÓN A LOS TRABAJADORES EXTRANJEROS Y TRABAJADORAS EXTRANJERAS QUE INGRESAN AL PAÍS PARA REALIZAR ACTIVIDADES BAJO RELACIÓN DE DEPENDENCIA LABORAL.

UNIDAD DE MEDIDA: AUTORIZACIÓN **META:** 2.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE MIGRACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	154.488	0	0	0	0	0	154.488
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	154.488	0	0	0	0	0	154.488
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**397.127**	**0**	**0**	**0**	**0**	0	**397.127**
402	01	00	00	Productos alimenticios y agropecuarios	48.508	0	0	0	0	0	48.508
402	01	01	00	Alimentos y bebidas para personas	48.508	0	0	0	0	0	48.508
402	05	00	00	Productos de papel, cartón e impresos	111.354	0	0	0	0	0	111.354
402	05	01	00	Pulpa de madera, papel y cartón	8.326	0	0	0	0	0	8.326
402	05	02	00	Envases y cajas de papel y cartón	1.301	0	0	0	0	0	1.301
402	05	03	00	Productos de papel y cartón para oficina	101.727	0	0	0	0	0	101.727
402	06	00	00	Productos químicos y derivados	4.530	0	0	0	0	0	4.530
402	06	08	00	Productos plásticos	4.530	0	0	0	0	0	4.530
402	10	00	00	Productos varios y útiles diversos	232.735	0	0	0	0	0	232.735
402	10	02	00	Materiales y útiles de limpieza y aseo	18.024	0	0	0	0	0	18.024
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.463	0	0	0	0	0	15.463
402	10	08	00	Materiales para equipos de computación	199.248	0	0	0	0	0	199.248
403	**00**	**00**	**00**	**Servicios no personales**	**459.213**	**0**	**0**	**0**	**0**	0	**459.213**
403	07	00	00	Servicios de información, impresión y relaciones públicas	37.383	0	0	0	0	0	37.383
403	07	03	00	Relaciones sociales	37.383	0	0	0	0	0	37.383
403	09	00	00	Viáticos y pasajes	174.458	0	0	0	0	0	174.458
403	09	01	00	Viáticos y pasajes dentro del país	174.458	0	0	0	0	0	174.458
403	10	00	00	Servicios profesionales y técnicos	100.388	0	0	0	0	0	100.388
403	10	07	00	Servicios de capacitación y adiestramiento	100.388	0	0	0	0	0	100.388
403	18	00	00	Impuestos indirectos	146.984	0	0	0	0	0	146.984

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115658 130113000 FORTALECIMIENTO DE LA INCLUSIÓN LABORAL DE LAS PERSONAS ECONÓMICAMENTE ACTIVAS DESOCUPADAS, MIGRANTES CON RELACIÓN DE DEPENDENCIA LABORAL Y PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD.

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130113002 ORIENTACIÓN, CONTROL, REGISTRO Y AUTORIZACIÓN A LOS TRABAJADORES EXTRANJEROS Y TRABAJADORAS EXTRANJERAS QUE INGRESAN AL PAÍS PARA REALIZAR ACTIVIDADES BAJO RELACIÓN DE DEPENDENCIA LABORAL.

UNIDAD DE MEDIDA: AUTORIZACIÓN **META:** 2.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE MIGRACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	146.984	0	0	0	0	0	146.984
404	**00**	**00**	**00**	**Activos reales**	**502.746**	**0**	**0**	**0**	**0**	0	**502.746**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	9.703	0	0	0	0	0	9.703
404	07	02	00	Equipos de enseñanza, deporte y recreación	9.703	0	0	0	0	0	9.703
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	493.043	0	0	0	0	0	493.043
404	09	01	00	Mobiliario y equipos de oficina	316.834	0	0	0	0	0	316.834
404	09	02	00	Equipos de computación	80.969	0	0	0	0	0	80.969
404	09	03	00	Mobiliario y equipos de alojamiento	92.283	0	0	0	0	0	92.283
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.957	0	0	0	0	0	2.957
				Totales	**2.664.374**	**0**	**0**	**0**	**0**	0	**2.664.374**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115658 130113000 FORTALECIMIENTO DE LA INCLUSIÓN LABORAL DE LAS PERSONAS ECONÓMICAMENTE ACTIVAS DESOCUPADAS, MIGRANTES CON RELACIÓN DE DEPENDENCIA LABORAL Y PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD.

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130113003 SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS INDICADORES DE LA POBLACIÓN ECONÓMICAMENTE ACTIVA DESOCUPADA, ASÍ COMO DE LOS INDICADORES DE GESTIÓN DE LAS AGENCIAS DE EMPLEO.

UNIDAD DE MEDIDA: ANÁLISIS **META:** 54

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTUDIOS , ANÁLISIS DE EMPLEO Y MERCADO DE TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.304.951**	**0**	**0**	**0**	**0**	0	**6.304.951**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.569.143	0	0	0	0	0	1.569.143
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.072.260	0	0	0	0	0	1.072.260
401	01	18	00	Remuneraciones al personal contratado	496.883	0	0	0	0	0	496.883
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	114.526	0	0	0	0	0	114.526
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	114.526	0	0	0	0	0	114.526
401	03	00	00	Primas	962.138	0	0	0	0	0	962.138
401	03	08	00	Primas de profesionalización a empleados	134.296	0	0	0	0	0	134.296
401	03	09	00	Primas por antigüedad a empleados	50.521	0	0	0	0	0	50.521
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	53.400	0	0	0	0	0	53.400
401	03	40	00	Primas de profesionalización al personal contratado	36.951	0	0	0	0	0	36.951
401	03	41	00	Primas por antigüedad al personal contratado	13.171	0	0	0	0	0	13.171
401	03	97	00	Otras primas a empleados	673.799	0	0	0	0	0	673.799
401	04	00	00	Complementos de sueldos y salarios	1.472.603	0	0	0	0	0	1.472.603
401	04	08	00	Bono compensatorio de alimentación a empleados	414.000	0	0	0	0	0	414.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	380.880	0	0	0	0	0	380.880
401	04	96	00	Otros complementos a empleados	199.950	0	0	0	0	0	199.950
401	04	98	00	Otros complementos al personal contratado	477.773	0	0	0	0	0	477.773
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.143.784	0	0	0	0	0	1.143.784
401	05	01	00	Aguinaldos a empleados	463.281	0	0	0	0	0	463.281
401	05	03	00	Bono vacacional a empleados	216.599	0	0	0	0	0	216.599
401	05	07	00	Aguinaldos al personal contratado	316.112	0	0	0	0	0	316.112
401	05	08	00	Bono vacacional al personal contratado	147.792	0	0	0	0	0	147.792

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115658 130113000 FORTALECIMIENTO DE LA INCLUSIÓN LABORAL DE LAS PERSONAS ECONÓMICAMENTE ACTIVAS DESOCUPADAS, MIGRANTES CON RELACIÓN DE DEPENDENCIA LABORAL Y PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD.

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130113003 SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS INDICADORES DE LA POBLACIÓN ECONÓMICAMENTE ACTIVA DESOCUPADA, ASÍ COMO DE LOS INDICADORES DE GESTIÓN DE LAS AGENCIAS DE EMPLEO.

UNIDAD DE MEDIDA: ANÁLISIS **META:** 54

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTUDIOS , ANÁLISIS DE EMPLEO Y MERCADO DE TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	270.854	0	0	0	0	0	270.854
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	105.636	0	0	0	0	0	105.636
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	32.168	0	0	0	0	0	32.168
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	19.953	0	0	0	0	0	19.953
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	42.780	0	0	0	0	0	42.780
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	52.582	0	0	0	0	0	52.582
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	17.735	0	0	0	0	0	17.735
401	07	00	00	Asistencia socio-económica	115.754	0	0	0	0	0	115.754
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	82.755	0	0	0	0	0	82.755
401	07	33	00	Asistencia socio-económica al personal contratado	32.999	0	0	0	0	0	32.999
401	08	00	00	Prestaciones sociales e indemnizaciones	656.149	0	0	0	0	0	656.149
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	409.332	0	0	0	0	0	409.332
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	246.817	0	0	0	0	0	246.817
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**387.560**	**0**	**0**	**0**	**0**	0	**387.560**
402	01	00	00	Productos alimenticios y agropecuarios	12.971	0	0	0	0	0	12.971
402	01	01	00	Alimentos y bebidas para personas	12.971	0	0	0	0	0	12.971
402	05	00	00	Productos de papel, cartón e impresos	167.197	0	0	0	0	0	167.197
402	05	01	00	Pulpa de madera, papel y cartón	10.156	0	0	0	0	0	10.156
402	05	02	00	Envases y cajas de papel y cartón	1.788	0	0	0	0	0	1.788
402	05	03	00	Productos de papel y cartón para oficina	149.193	0	0	0	0	0	149.193
402	05	04	00	Libros, revistas y periódicos	798	0	0	0	0	0	798
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.262	0	0	0	0	0	5.262
402	06	00	00	Productos químicos y derivados	12.088	0	0	0	0	0	12.088

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115658 130113000 FORTALECIMIENTO DE LA INCLUSIÓN LABORAL DE LAS PERSONAS ECONÓMICAMENTE ACTIVAS DESOCUPADAS, MIGRANTES CON RELACIÓN DE DEPENDENCIA LABORAL Y PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD.

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 130113003 SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS INDICADORES DE LA POBLACIÓN ECONÓMICAMENTE ACTIVA DESOCUPADA, ASÍ COMO DE LOS INDICADORES DE GESTIÓN DE LAS AGENCIAS DE EMPLEO.

UNIDAD DE MEDIDA: ANÁLISIS **META:** 54

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTUDIOS , ANÁLISIS DE EMPLEO Y MERCADO DE TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	200	0	0	0	0	0	200
402	06	08	00	Productos plásticos	11.888	0	0	0	0	0	11.888
402	07	00	00	Productos minerales no metálicos	332	0	0	0	0	0	332
402	07	02	00	Vidrios y productos de vidrio	332	0	0	0	0	0	332
402	10	00	00	Productos varios y útiles diversos	194.972	0	0	0	0	0	194.972
402	10	02	00	Materiales y útiles de limpieza y aseo	3.977	0	0	0	0	0	3.977
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.762	0	0	0	0	0	16.762
402	10	08	00	Materiales para equipos de computación	174.233	0	0	0	0	0	174.233
403	**00**	**00**	**00**	**Servicios no personales**	**596.041**	**0**	**0**	**0**	**0**	0	**596.041**
403	07	00	00	Servicios de información, impresión y relaciones públicas	54.514	0	0	0	0	0	54.514
403	07	01	00	Publicidad y propaganda	8.300	0	0	0	0	0	8.300
403	07	02	00	Imprenta y reproducción	13.489	0	0	0	0	0	13.489
403	07	03	00	Relaciones sociales	32.725	0	0	0	0	0	32.725
403	09	00	00	Viáticos y pasajes	405.282	0	0	0	0	0	405.282
403	09	01	00	Viáticos y pasajes dentro del país	405.282	0	0	0	0	0	405.282
403	10	00	00	Servicios profesionales y técnicos	10.790	0	0	0	0	0	10.790
403	10	07	00	Servicios de capacitación y adiestramiento	10.790	0	0	0	0	0	10.790
403	18	00	00	Impuestos indirectos	125.455	0	0	0	0	0	125.455
403	18	01	00	Impuesto al valor agregado	125.455	0	0	0	0	0	125.455
404	**00**	**00**	**00**	**Activos reales**	**185.720**	**0**	**0**	**0**	**0**	0	**185.720**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	45.892	0	0	0	0	0	45.892
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	3.846	0	0	0	0	0	3.846
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	42.046	0	0	0	0	0	42.046

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115658 130113000 FORTALECIMIENTO DE LA INCLUSIÓN LABORAL DE LAS PERSONAS ECONÓMICAMENTE ACTIVAS DESOCUPADAS, MIGRANTES CON RELACIÓN DE DEPENDENCIA LABORAL Y PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD.

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130113003 SEGUIMIENTO, CONTROL Y EVALUACIÓN DE LOS INDICADORES DE LA POBLACIÓN ECONÓMICAMENTE ACTIVA DESOCUPADA, ASÍ COMO DE LOS INDICADORES DE GESTIÓN DE LAS AGENCIAS DE EMPLEO.

UNIDAD DE MEDIDA: ANÁLISIS **META:** 54

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTUDIOS , ANÁLISIS DE EMPLEO Y MERCADO DE TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	23.499	0	0	0	0	0	23.499
404	05	01	00	Equipos de telecomunicaciones	23.499	0	0	0	0	0	23.499
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	15.224	0	0	0	0	0	15.224
404	07	02	00	Equipos de enseñanza, deporte y recreación	15.224	0	0	0	0	0	15.224
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	101.105	0	0	0	0	0	101.105
404	09	01	00	Mobiliario y equipos de oficina	35.177	0	0	0	0	0	35.177
404	09	02	00	Equipos de computación	64.169	0	0	0	0	0	64.169
404	09	03	00	Mobiliario y equipos de alojamiento	1.759	0	0	0	0	0	1.759
				Totales	**7.474.272**	**0**	**0**	**0**	**0**	0	**7.474.272**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115658 130113000 FORTALECIMIENTO DE LA INCLUSIÓN LABORAL DE LAS PERSONAS ECONÓMICAMENTE ACTIVAS DESOCUPADAS, MIGRANTES CON RELACIÓN DE DEPENDENCIA LABORAL Y PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD.

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 130113004 INSERCIÓN LABORAL DE LAS PERSONAS CON DISCAPACIDAD, A TRAVÉS DE LA ORIENTACIÓN, ACOMPAÑAMIENTO, FORMACIÓN Y REHABILITACIÓN OCUPACIONAL.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 400

RESPONSABLE/EJECUTOR: DIVISIÓN DE REHABILITACIÓN OCUPACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.655.689**	**0**	**0**	**0**	**0**	0	**6.655.689**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.601.169	0	0	0	0	0	1.601.169
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	647.474	0	0	0	0	0	647.474
401	01	18	00	Remuneraciones al personal contratado	953.695	0	0	0	0	0	953.695
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	63.141	0	0	0	0	0	63.141
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	63.141	0	0	0	0	0	63.141
401	03	00	00	Primas	676.001	0	0	0	0	0	676.001
401	03	08	00	Primas de profesionalización a empleados	82.498	0	0	0	0	0	82.498
401	03	09	00	Primas por antigüedad a empleados	24.859	0	0	0	0	0	24.859
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	43.800	0	0	0	0	0	43.800
401	03	40	00	Primas de profesionalización al personal contratado	78.417	0	0	0	0	0	78.417
401	03	41	00	Primas por antigüedad al personal contratado	49.123	0	0	0	0	0	49.123
401	03	97	00	Otras primas a empleados	397.304	0	0	0	0	0	397.304
401	04	00	00	Complementos de sueldos y salarios	1.958.039	0	0	0	0	0	1.958.039
401	04	08	00	Bono compensatorio de alimentación a empleados	215.280	0	0	0	0	0	215.280
401	04	26	00	Bono compensatorio de alimentación al personal contratado	745.200	0	0	0	0	0	745.200
401	04	96	00	Otros complementos a empleados	107.492	0	0	0	0	0	107.492
401	04	98	00	Otros complementos al personal contratado	890.067	0	0	0	0	0	890.067
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.254.887	0	0	0	0	0	1.254.887
401	05	01	00	Aguinaldos a empleados	246.804	0	0	0	0	0	246.804
401	05	03	00	Bono vacacional a empleados	115.389	0	0	0	0	0	115.389
401	05	07	00	Aguinaldos al personal contratado	608.296	0	0	0	0	0	608.296
401	05	08	00	Bono vacacional al personal contratado	284.398	0	0	0	0	0	284.398

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115658 130113000 FORTALECIMIENTO DE LA INCLUSIÓN LABORAL DE LAS PERSONAS ECONÓMICAMENTE ACTIVAS DESOCUPADAS, MIGRANTES CON RELACIÓN DE DEPENDENCIA LABORAL Y PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD.

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130113004 INSERCIÓN LABORAL DE LAS PERSONAS CON DISCAPACIDAD, A TRAVÉS DE LA ORIENTACIÓN, ACOMPAÑAMIENTO, FORMACIÓN Y REHABILITACIÓN OCUPACIONAL.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 400

RESPONSABLE/EJECUTOR: DIVISIÓN DE REHABILITACIÓN OCUPACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	255.420	0	0	0	0	0	255.420
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	63.252	0	0	0	0	0	63.252
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	19.424	0	0	0	0	0	19.424
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	11.947	0	0	0	0	0	11.947
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	25.745	0	0	0	0	0	25.745
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	100.924	0	0	0	0	0	100.924
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	34.128	0	0	0	0	0	34.128
401	07	00	00	Asistencia socio-económica	149.455	0	0	0	0	0	149.455
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	39.469	0	0	0	0	0	39.469
401	07	33	00	Asistencia socio-económica al personal contratado	109.986	0	0	0	0	0	109.986
401	08	00	00	Prestaciones sociales e indemnizaciones	697.577	0	0	0	0	0	697.577
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	218.064	0	0	0	0	0	218.064
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	479.513	0	0	0	0	0	479.513
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**304.860**	**0**	**0**	**0**	**0**	0	**304.860**
402	01	00	00	Productos alimenticios y agropecuarios	26.366	0	0	0	0	0	26.366
402	01	01	00	Alimentos y bebidas para personas	26.366	0	0	0	0	0	26.366
402	02	00	00	Productos de minas, canteras y yacimientos	3.448	0	0	0	0	0	3.448
402	02	05	00	Piedra, arcilla, arena y tierra	3.448	0	0	0	0	0	3.448
402	03	00	00	Textiles y vestuarios	18.313	0	0	0	0	0	18.313
402	03	01	00	Textiles	12.469	0	0	0	0	0	12.469
402	03	02	00	Prendas de vestir	5.844	0	0	0	0	0	5.844
402	05	00	00	Productos de papel, cartón e impresos	88.719	0	0	0	0	0	88.719
402	05	01	00	Pulpa de madera, papel y cartón	6.037	0	0	0	0	0	6.037

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115658 130113000 FORTALECIMIENTO DE LA INCLUSIÓN LABORAL DE LAS PERSONAS ECONÓMICAMENTE ACTIVAS DESOCUPADAS, MIGRANTES CON RELACIÓN DE DEPENDENCIA LABORAL Y PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD.

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130113004 INSERCIÓN LABORAL DE LAS PERSONAS CON DISCAPACIDAD, A TRAVÉS DE LA ORIENTACIÓN, ACOMPAÑAMIENTO, FORMACIÓN Y REHABILITACIÓN OCUPACIONAL.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 400

RESPONSABLE/EJECUTOR: DIVISIÓN DE REHABILITACIÓN OCUPACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	79.586	0	0	0	0	0	79.586
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.096	0	0	0	0	0	3.096
402	06	00	00	Productos químicos y derivados	38.378	0	0	0	0	0	38.378
402	06	01	00	Sustancias químicas y de uso industrial	2.852	0	0	0	0	0	2.852
402	06	03	00	Tintas, pinturas y colorantes	21.437	0	0	0	0	0	21.437
402	06	04	00	Productos farmacéuticos y medicamentos	9.769	0	0	0	0	0	9.769
402	06	06	00	Combustibles y lubricantes	710	0	0	0	0	0	710
402	06	07	00	Productos diversos derivados del petróleo y del carbón	3.610	0	0	0	0	0	3.610
402	07	00	00	Productos minerales no metálicos	1.622	0	0	0	0	0	1.622
402	07	04	00	Cemento, cal y yeso	1.622	0	0	0	0	0	1.622
402	08	00	00	Productos metálicos	24.538	0	0	0	0	0	24.538
402	08	01	00	Productos primarios de hierro y acero	2.962	0	0	0	0	0	2.962
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	18.616	0	0	0	0	0	18.616
402	08	99	00	Otros productos metálicos	2.960	0	0	0	0	0	2.960
402	09	00	00	Productos de madera	1.623	0	0	0	0	0	1.623
402	09	01	00	Productos primarios de madera	1.623	0	0	0	0	0	1.623
402	10	00	00	Productos varios y útiles diversos	98.692	0	0	0	0	0	98.692
402	10	01	00	Artículos de deporte, recreación y juguetes	1.970	0	0	0	0	0	1.970
402	10	02	00	Materiales y útiles de limpieza y aseo	4.908	0	0	0	0	0	4.908
402	10	03	00	Utensilios de cocina y comedor	1.205	0	0	0	0	0	1.205
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	11.190	0	0	0	0	0	11.190
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.966	0	0	0	0	0	7.966
402	10	07	00	Productos de seguridad en el trabajo	2.828	0	0	0	0	0	2.828

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115658 130113000 FORTALECIMIENTO DE LA INCLUSIÓN LABORAL DE LAS PERSONAS ECONÓMICAMENTE ACTIVAS DESOCUPADAS, MIGRANTES CON RELACIÓN DE DEPENDENCIA LABORAL Y PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD.

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130113004 INSERCIÓN LABORAL DE LAS PERSONAS CON DISCAPACIDAD, A TRAVÉS DE LA ORIENTACIÓN, ACOMPAÑAMIENTO, FORMACIÓN Y REHABILITACIÓN OCUPACIONAL.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 400

RESPONSABLE/EJECUTOR: DIVISIÓN DE REHABILITACIÓN OCUPACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	56.254	0	0	0	0	0	56.254
402	10	11	00	Materiales eléctricos	8.183	0	0	0	0	0	8.183
402	10	12	00	Materiales para instalaciones sanitarias	2.694	0	0	0	0	0	2.694
402	10	99	00	Otros productos y útiles diversos	1.494	0	0	0	0	0	1.494
402	99	00	00	Otros materiales y suministros	3.161	0	0	0	0	0	3.161
402	99	01	00	Otros materiales y suministros	3.161	0	0	0	0	0	3.161
403	**00**	**00**	**00**	**Servicios no personales**	**140.096**	**0**	**0**	**0**	**0**	0	**140.096**
403	07	00	00	Servicios de información, impresión y relaciones públicas	27.722	0	0	0	0	0	27.722
403	07	02	00	Imprenta y reproducción	11.166	0	0	0	0	0	11.166
403	07	03	00	Relaciones sociales	16.556	0	0	0	0	0	16.556
403	09	00	00	Viáticos y pasajes	56.535	0	0	0	0	0	56.535
403	09	01	00	Viáticos y pasajes dentro del país	56.535	0	0	0	0	0	56.535
403	18	00	00	Impuestos indirectos	55.839	0	0	0	0	0	55.839
403	18	01	00	Impuesto al valor agregado	55.839	0	0	0	0	0	55.839
404	**00**	**00**	**00**	**Activos reales**	**60.647**	**0**	**0**	**0**	**0**	0	**60.647**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	20.345	0	0	0	0	0	20.345
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	8.241	0	0	0	0	0	8.241
404	03	05	00	Maquinaria y equipos industriales y de taller	12.104	0	0	0	0	0	12.104
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.640	0	0	0	0	0	6.640
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.640	0	0	0	0	0	6.640
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	31.644	0	0	0	0	0	31.644
404	09	01	00	Mobiliario y equipos de oficina	19.201	0	0	0	0	0	19.201
404	09	02	00	Equipos de computación	4.802	0	0	0	0	0	4.802

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115658 130113000 FORTALECIMIENTO DE LA INCLUSIÓN LABORAL DE LAS PERSONAS ECONÓMICAMENTE ACTIVAS DESOCUPADAS, MIGRANTES CON RELACIÓN DE DEPENDENCIA LABORAL Y PERSONAS CON ALGÚN TIPO DE DISCAPACIDAD.

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PERSONA BENEFICIADA **META:** 240.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EMPLEO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130113004 INSERCIÓN LABORAL DE LAS PERSONAS CON DISCAPACIDAD, A TRAVÉS DE LA ORIENTACIÓN, ACOMPAÑAMIENTO, FORMACIÓN Y REHABILITACIÓN OCUPACIONAL.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 400

RESPONSABLE/EJECUTOR: DIVISIÓN DE REHABILITACIÓN OCUPACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	7.641	0	0	0	0	0	7.641
404	99	00	00	Otros activos reales	2.018	0	0	0	0	0	2.018
404	99	01	00	Otros activos reales	2.018	0	0	0	0	0	2.018
				Totales	**7.161.292**	**0**	**0**	**0**	**0**	0	**7.161.292**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115549 130114000 FORMACIÓN E INVESTIGACIÓN EN MATERIA LABORAL PARA EL MEJORAMIENTO EN LA ATENCIÓN A LA REALIDAD LABORAL VENEZOLANA.

OBJETIVO DEL PROYECTO: CONCIENTIZAR A LOS FUNCIONARIOS DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL (MINPPTRASS) EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LAS RESPUESTAS A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 3.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**436.537**	**0**	**0**	**0**	**0**	**0**	**436.537**
402	05	00	00	Productos de papel, cartón e impresos	110.000	0	0	0	0	0	110.000
402	05	03	00	Productos de papel y cartón para oficina	60.000	0	0	0	0	0	60.000
402	05	05	00	Material de enseñanza	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	291.747	0	0	0	0	0	291.747
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	70.000	0	0	0	0	0	70.000
402	10	08	00	Materiales para equipos de computación	43.176	0	0	0	0	0	43.176
402	10	99	00	Otros productos y útiles diversos	178.571	0	0	0	0	0	178.571
402	99	00	00	Otros materiales y suministros	34.790	0	0	0	0	0	34.790
402	99	01	00	Otros materiales y suministros	34.790	0	0	0	0	0	34.790
403	**00**	**00**	**00**	**Servicios no personales**	**1.027.448**	**0**	**0**	**0**	**0**	**0**	**1.027.448**
403	07	00	00	Servicios de información, impresión y relaciones públicas	478.567	0	0	0	0	0	478.567
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	313.567	0	0	0	0	0	313.567
403	07	03	00	Relaciones sociales	65.000	0	0	0	0	0	65.000
403	09	00	00	Viáticos y pasajes	300.000	0	0	0	0	0	300.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	0	300.000
403	10	00	00	Servicios profesionales y técnicos	92.025	0	0	0	0	0	92.025
403	10	07	00	Servicios de capacitación y adiestramiento	92.025	0	0	0	0	0	92.025
403	18	00	00	Impuestos indirectos	156.856	0	0	0	0	0	156.856
403	18	01	00	Impuesto al valor agregado	156.856	0	0	0	0	0	156.856
				Totales	**1.463.985**	**0**	**0**	**0**	**0**	**0**	**1.463.985**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115549 130114000 FORMACIÓN E INVESTIGACIÓN EN MATERIA LABORAL PARA EL MEJORAMIENTO EN LA ATENCIÓN A LA REALIDAD LABORAL VENEZOLANA.

OBJETIVO DEL PROYECTO: CONCIENTIZAR A LOS FUNCIONARIOS DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL (MINPPTRASS) EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LAS RESPUESTAS A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 3.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115549 130114000 FORMACIÓN E INVESTIGACIÓN EN MATERIA LABORAL PARA EL MEJORAMIENTO EN LA ATENCIÓN A LA REALIDAD LABORAL VENEZOLANA.

OBJETIVO DEL PROYECTO: CONCIENTIZAR A LOS FUNCIONARIOS DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL (MINPPTRASS) EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LAS RESPUESTAS A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 3.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130114001 DESARROLLO DE ACTIVIDADES PARA LA FORMACIÓN DE LOS FUNCIONARIOS.

UNIDAD DE MEDIDA: TALLER **META:** 10

RESPONSABLE/EJECUTOR: VICEMINISTRO DEL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**257.966**	**0**	**0**	**0**	**0**	0	**257.966**
402	05	00	00	Productos de papel, cartón e impresos	110.000	0	0	0	0	0	110.000
402	05	03	00	Productos de papel y cartón para oficina	60.000	0	0	0	0	0	60.000
402	05	05	00	Material de enseñanza	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	113.176	0	0	0	0	0	113.176
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	70.000	0	0	0	0	0	70.000
402	10	08	00	Materiales para equipos de computación	43.176	0	0	0	0	0	43.176
402	99	00	00	Otros materiales y suministros	34.790	0	0	0	0	0	34.790
402	99	01	00	Otros materiales y suministros	34.790	0	0	0	0	0	34.790
403	**00**	**00**	**00**	**Servicios no personales**	**766.824**	**0**	**0**	**0**	**0**	0	**766.824**
403	07	00	00	Servicios de información, impresión y relaciones públicas	265.000	0	0	0	0	0	265.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	65.000	0	0	0	0	0	65.000
403	09	00	00	Viáticos y pasajes	300.000	0	0	0	0	0	300.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	0	300.000
403	10	00	00	Servicios profesionales y técnicos	92.025	0	0	0	0	0	92.025
403	10	07	00	Servicios de capacitación y adiestramiento	92.025	0	0	0	0	0	92.025
403	18	00	00	Impuestos indirectos	109.799	0	0	0	0	0	109.799
403	18	01	00	Impuesto al valor agregado	109.799	0	0	0	0	0	109.799
				Totales	**1.024.790**	**0**	**0**	**0**	**0**	0	**1.024.790**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115549 130114000 FORMACIÓN E INVESTIGACIÓN EN MATERIA LABORAL PARA EL MEJORAMIENTO EN LA ATENCIÓN A LA REALIDAD LABORAL VENEZOLANA.

OBJETIVO DEL PROYECTO: CONCIENTIZAR A LOS FUNCIONARIOS DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL (MINPPTRASS) EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LAS RESPUESTAS A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 3.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130114002 DESARROLLO DE INVESTIGACIÓN SOBRE LA MATERIA LABORAL

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTRO DEL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**178.571**	**0**	**0**	**0**	**0**	0	**178.571**
402	10	00	00	Productos varios y útiles diversos	178.571	0	0	0	0	0	178.571
402	10	99	00	Otros productos y útiles diversos	178.571	0	0	0	0	0	178.571
403	**00**	**00**	**00**	**Servicios no personales**	**21.429**	**0**	**0**	**0**	**0**	0	**21.429**
403	18	00	00	Impuestos indirectos	21.429	0	0	0	0	0	21.429
403	18	01	00	Impuesto al valor agregado	21.429	0	0	0	0	0	21.429
				Totales	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115549 130114000 FORMACIÓN E INVESTIGACIÓN EN MATERIA LABORAL PARA EL MEJORAMIENTO EN LA ATENCIÓN A LA REALIDAD LABORAL VENEZOLANA.

OBJETIVO DEL PROYECTO: CONCIENTIZAR A LOS FUNCIONARIOS DEL MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL (MINPPTRASS) EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS, GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LAS RESPUESTAS A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 3.000 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130114003 PUBLICACIONES DE MATERIAL SOBRE LA LUCHA DEL MOVIMIENTO OBRERO

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTRO DEL TRABAJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**239.195**	**0**	**0**	**0**	**0**	0	**239.195**
403	07	00	00	Servicios de información, impresión y relaciones públicas	213.567	0	0	0	0	0	213.567
403	07	02	00	Imprenta y reproducción	213.567	0	0	0	0	0	213.567
403	18	00	00	Impuestos indirectos	25.628	0	0	0	0	0	25.628
403	18	01	00	Impuesto al valor agregado	25.628	0	0	0	0	0	25.628
				Totales	**239.195**	**0**	**0**	**0**	**0**	0	**239.195**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115536 130115000 MEJORAMIENTO DE LA INFRAESTRUCTURA Y MOBILIARIO DE LAS SEDES PARA UNA ATENCIÓN MÁS EFICIENTE DE LOS USUARIOS Y DIGNIFICACIÓN DE LAS CONDICIONES DE TRABAJO.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: SEDE ADQUI-REHABILIT-EQUIPADA **META:** 30

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO: 2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.683.433**	**0**	**0**	**0**	**0**	**0**	**1.683.433**
402	03	00	00	Textiles y vestuarios	253.515	0	0	0	0	0	253.515
402	03	02	00	Prendas de vestir	253.515	0	0	0	0	0	253.515
402	05	00	00	Productos de papel, cartón e impresos	367.289	0	0	0	0	0	367.289
402	05	03	00	Productos de papel y cartón para oficina	367.289	0	0	0	0	0	367.289
402	06	00	00	Productos químicos y derivados	184.374	0	0	0	0	0	184.374
402	06	03	00	Tintas, pinturas y colorantes	184.374	0	0	0	0	0	184.374
402	08	00	00	Productos metálicos	230.467	0	0	0	0	0	230.467
402	08	07	00	Material de señalamiento	230.467	0	0	0	0	0	230.467
402	10	00	00	Productos varios y útiles diversos	647.788	0	0	0	0	0	647.788
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	304.275	0	0	0	0	0	304.275
402	10	08	00	Materiales para equipos de computación	343.513	0	0	0	0	0	343.513
403	**00**	**00**	**00**	**Servicios no personales**	**22.099.480**	**0**	**0**	**0**	**0**	**0**	**22.099.480**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.035.292	0	0	0	0	0	1.035.292
403	07	02	00	Imprenta y reproducción	301.042	0	0	0	0	0	301.042
403	07	03	00	Relaciones sociales	433.208	0	0	0	0	0	433.208
403	07	04	00	Avisos	301.042	0	0	0	0	0	301.042
403	09	00	00	Viáticos y pasajes	1.209.732	0	0	0	0	0	1.209.732
403	09	01	00	Viáticos y pasajes dentro del país	1.209.732	0	0	0	0	0	1.209.732
403	10	00	00	Servicios profesionales y técnicos	58.745	0	0	0	0	0	58.745
403	10	07	00	Servicios de capacitación y adiestramiento	58.745	0	0	0	0	0	58.745
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.442.050	0	0	0	0	0	1.442.050
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	903.479	0	0	0	0	0	903.479
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	538.571	0	0	0	0	0	538.571
403	12	00	00	Conservación y reparaciones menores de obras	11.167.456	0	0	0	0	0	11.167.456
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	11.167.456	0	0	0	0	0	11.167.456
403	18	00	00	Impuestos indirectos	7.186.205	0	0	0	0	0	7.186.205

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115536 130115000 MEJORAMIENTO DE LA INFRAESTRUCTURA Y MOBILIARIO DE LAS SEDES PARA UNA ATENCIÓN MÁS EFICIENTE DE LOS USUARIOS Y DIGNIFICACIÓN DE LAS CONDICIONES DE TRABAJO.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: SEDE ADQUI-REHABILIT-EQUIPADA

META: 30

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	7.186.205	0	0	0	0	0	7.186.205
404	**00**	**00**	**00**	**Activos reales**	**43.424.434**	**0**	**0**	**0**	**0**	**0**	**43.424.434**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.500.434	0	0	0	0	0	7.500.434
404	09	01	00	Mobiliario y equipos de oficina	6.315.789	0	0	0	0	0	6.315.789
404	09	03	00	Mobiliario y equipos de alojamiento	1.184.645	0	0	0	0	0	1.184.645
404	11	00	00	Inmuebles, maquinaria y equipos usados	35.924.000	0	0	0	0	0	35.924.000
404	11	02	00	Adquisición de edificios e instalaciones	35.924.000	0	0	0	0	0	35.924.000
				Totales	**67.207.347**	**0**	**0**	**0**	**0**	**0**	**67.207.347**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115536 130115000 MEJORAMIENTO DE LA INFRAESTRUCTURA Y MOBILIARIO DE LAS SEDES PARA UNA ATENCIÓN MÁS EFICIENTE DE LOS USUARIOS Y DIGNIFICACIÓN DE LAS CONDICIONES DE TRABAJO.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: SEDE ADQUI-REHABILIT-EQUIPADA

META: 30

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115536 130115000 MEJORAMIENTO DE LA INFRAESTRUCTURA Y MOBILIARIO DE LAS SEDES PARA UNA ATENCIÓN MÁS EFICIENTE DE LOS USUARIOS Y DIGNIFICACIÓN DE LAS CONDICIONES DE TRABAJO.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: SEDE ADQUI-REHABILIT-EQUIPADA **META:** 30

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 130115001 ACONDICIONAMIENTO Y EQUIPAMIENTO DE LAS SEDES DEL MINPPTRASS.

UNIDAD DE MEDIDA: SEDE REHABILITADA **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**12.344.075**	**0**	**0**	**0**	**0**	0	**12.344.075**
403	09	00	00	Viáticos y pasajes	357.934	0	0	0	0	0	357.934
403	09	01	00	Viáticos y pasajes dentro del país	357.934	0	0	0	0	0	357.934
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	956.160	0	0	0	0	0	956.160
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	417.589	0	0	0	0	0	417.589
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	538.571	0	0	0	0	0	538.571
403	12	00	00	Conservación y reparaciones menores de obras	8.948.346	0	0	0	0	0	8.948.346
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	8.948.346	0	0	0	0	0	8.948.346
403	18	00	00	Impuestos indirectos	2.081.635	0	0	0	0	0	2.081.635
403	18	01	00	Impuesto al valor agregado	2.081.635	0	0	0	0	0	2.081.635
404	**00**	**00**	**00**	**Activos reales**	**7.500.434**	**0**	**0**	**0**	**0**	0	**7.500.434**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.500.434	0	0	0	0	0	7.500.434
404	09	01	00	Mobiliario y equipos de oficina	6.315.789	0	0	0	0	0	6.315.789
404	09	03	00	Mobiliario y equipos de alojamiento	1.184.645	0	0	0	0	0	1.184.645
				Totales	**19.844.509**	**0**	**0**	**0**	**0**	0	**19.844.509**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115536 130115000 MEJORAMIENTO DE LA INFRAESTRUCTURA Y MOBILIARIO DE LAS SEDES PARA UNA ATENCIÓN MÁS EFICIENTE DE LOS USUARIOS Y DIGNIFICACIÓN DE LAS CONDICIONES DE TRABAJO.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: SEDE ADQUI-REHABILIT-EQUIPADA **META:** 30

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130115002 ADQUISICIÓN DE INMUEBLES PARA FUNCIONAMIENTO DE SEDES DEL MINPPTRASS

UNIDAD DE MEDIDA: SEDE ADQUI-REHABILIT-EQUIPADA **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.613.272**	**0**	**0**	**0**	**0**	0	**1.613.272**
402	03	00	00	Textiles y vestuarios	253.515	0	0	0	0	0	253.515
402	03	02	00	Prendas de vestir	253.515	0	0	0	0	0	253.515
402	05	00	00	Productos de papel, cartón e impresos	345.701	0	0	0	0	0	345.701
402	05	03	00	Productos de papel y cartón para oficina	345.701	0	0	0	0	0	345.701
402	06	00	00	Productos químicos y derivados	184.374	0	0	0	0	0	184.374
402	06	03	00	Tintas, pinturas y colorantes	184.374	0	0	0	0	0	184.374
402	08	00	00	Productos metálicos	230.467	0	0	0	0	0	230.467
402	08	07	00	Material de señalamiento	230.467	0	0	0	0	0	230.467
402	10	00	00	Productos varios y útiles diversos	599.215	0	0	0	0	0	599.215
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	288.084	0	0	0	0	0	288.084
402	10	08	00	Materiales para equipos de computación	311.131	0	0	0	0	0	311.131
403	**00**	**00**	**00**	**Servicios no personales**	**9.589.909**	**0**	**0**	**0**	**0**	0	**9.589.909**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.023.543	0	0	0	0	0	1.023.543
403	07	02	00	Imprenta y reproducción	301.042	0	0	0	0	0	301.042
403	07	03	00	Relaciones sociales	421.459	0	0	0	0	0	421.459
403	07	04	00	Avisos	301.042	0	0	0	0	0	301.042
403	09	00	00	Viáticos y pasajes	782.709	0	0	0	0	0	782.709
403	09	01	00	Viáticos y pasajes dentro del país	782.709	0	0	0	0	0	782.709
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	485.890	0	0	0	0	0	485.890
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	485.890	0	0	0	0	0	485.890
403	12	00	00	Conservación y reparaciones menores de obras	2.219.110	0	0	0	0	0	2.219.110
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.219.110	0	0	0	0	0	2.219.110

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115536 130115000 MEJORAMIENTO DE LA INFRAESTRUCTURA Y MOBILIARIO DE LAS SEDES PARA UNA ATENCIÓN MÁS EFICIENTE DE LOS USUARIOS Y DIGNIFICACIÓN DE LAS CONDICIONES DE TRABAJO.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: SEDE ADQUI-REHABILIT-EQUIPADA **META:** 30

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 130115002 ADQUISICIÓN DE INMUEBLES PARA FUNCIONAMIENTO DE SEDES DEL MINPPTRASS

UNIDAD DE MEDIDA: SEDE ADQUI-REHABILIT-EQUIPADA **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	5.078.657	0	0	0	0	0	5.078.657
403	18	01	00	Impuesto al valor agregado	5.078.657	0	0	0	0	0	5.078.657
404	**00**	**00**	**00**	**Activos reales**	**35.924.000**	**0**	**0**	**0**	**0**	0	**35.924.000**
404	11	00	00	Inmuebles, maquinaria y equipos usados	35.924.000	0	0	0	0	0	35.924.000
404	11	02	00	Adquisición de edificios e instalaciones	35.924.000	0	0	0	0	0	35.924.000
				Totales	**47.127.181**	**0**	**0**	**0**	**0**	0	**47.127.181**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 115536 130115000 MEJORAMIENTO DE LA INFRAESTRUCTURA Y MOBILIARIO DE LAS SEDES PARA UNA ATENCIÓN MÁS EFICIENTE DE LOS USUARIOS Y DIGNIFICACIÓN DE LAS CONDICIONES DE TRABAJO.

OBJETIVO DEL PROYECTO: CONCIENTIZAR AL FUNCIONARIO DEL TRABAJO EN SU PAPEL DE SERVIDOR PÚBLICO INTEGRAL AL SERVICIO DE LOS TRABAJADORES Y TRABAJADORAS GARANTIZANDO EFICACIA Y EFECTIVIDAD EN LA RESPUESTA A LAS SOLICITUDES DE LOS USUARIOS, FORTALECIENDO LA TRANSPARENCIA E IDONEIDAD DE LOS PROCESOS Y PROCEDIMIENTOS.

UNIDAD DE MEDIDA: SEDE ADQUI-REHABILIT-EQUIPADA **META:** 30

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DEL TRABAJO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130115003 CAPACITACIÓN DEL PERSONAL PARA LA SIMPLIFICACIÓN Y MEJORAMIENTO DE LOS TRÁMITES DE LAS INSPECTORIAS.

UNIDAD DE MEDIDA: TALLER / CURSO **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RELACIONES LABORALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**70.161**	**0**	**0**	**0**	**0**	0	**70.161**
402	05	00	00	Productos de papel, cartón e impresos	21.588	0	0	0	0	0	21.588
402	05	03	00	Productos de papel y cartón para oficina	21.588	0	0	0	0	0	21.588
402	10	00	00	Productos varios y útiles diversos	48.573	0	0	0	0	0	48.573
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.191	0	0	0	0	0	16.191
402	10	08	00	Materiales para equipos de computación	32.382	0	0	0	0	0	32.382
403	**00**	**00**	**00**	**Servicios no personales**	**165.496**	**0**	**0**	**0**	**0**	0	**165.496**
403	07	00	00	Servicios de información, impresión y relaciones públicas	11.749	0	0	0	0	0	11.749
403	07	03	00	Relaciones sociales	11.749	0	0	0	0	0	11.749
403	09	00	00	Viáticos y pasajes	69.089	0	0	0	0	0	69.089
403	09	01	00	Viáticos y pasajes dentro del pais	69.089	0	0	0	0	0	69.089
403	10	00	00	Servicios profesionales y técnicos	58.745	0	0	0	0	0	58.745
403	10	07	00	Servicios de capacitación y adiestramiento	58.745	0	0	0	0	0	58.745
403	18	00	00	Impuestos indirectos	25.913	0	0	0	0	0	25.913
403	18	01	00	Impuesto al valor agregado	25.913	0	0	0	0	0	25.913
				Totales	**235.657**	**0**	**0**	**0**	**0**	0	**235.657**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 116424 130116000 DESARROLLO Y ACTIVACIÓN DEL INSTITUTO NACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS Y DEL INSTITUTO DE TESORERÍA DE LA SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.667.066**	**0**	**0**	**0**	**0**	**0**	**2.667.066**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.667.066	0	0	0	0	0	2.667.066
401	01	18	00	Remuneraciones al personal contratado	2.667.066	0	0	0	0	0	2.667.066
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.886.481**	**0**	**0**	**0**	**0**	**0**	**1.886.481**
402	01	00	00	Productos alimenticios y agropecuarios	850.000	0	0	0	0	0	850.000
402	01	01	00	Alimentos y bebidas para personas	850.000	0	0	0	0	0	850.000
402	05	00	00	Productos de papel, cartón e impresos	630.625	0	0	0	0	0	630.625
402	05	01	00	Pulpa de madera, papel y cartón	17.061	0	0	0	0	0	17.061
402	05	02	00	Envases y cajas de papel y cartón	3.600	0	0	0	0	0	3.600
402	05	03	00	Productos de papel y cartón para oficina	214.284	0	0	0	0	0	214.284
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	395.680	0	0	0	0	0	395.680
402	06	00	00	Productos químicos y derivados	12.158	0	0	0	0	0	12.158
402	06	08	00	Productos plásticos	12.158	0	0	0	0	0	12.158
402	10	00	00	Productos varios y útiles diversos	393.698	0	0	0	0	0	393.698
402	10	02	00	Materiales y útiles de limpieza y aseo	21.866	0	0	0	0	0	21.866
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	79.552	0	0	0	0	0	79.552
402	10	08	00	Materiales para equipos de computación	292.280	0	0	0	0	0	292.280
403	**00**	**00**	**00**	**Servicios no personales**	**2.205.034**	**0**	**0**	**0**	**0**	**0**	**2.205.034**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.213.560	0	0	0	0	0	1.213.560
403	07	01	00	Publicidad y propaganda	872.000	0	0	0	0	0	872.000
403	07	02	00	Imprenta y reproducción	293.260	0	0	0	0	0	293.260
403	07	04	00	Avisos	48.300	0	0	0	0	0	48.300
403	09	00	00	Viáticos y pasajes	360.000	0	0	0	0	0	360.000
403	09	01	00	Viáticos y pasajes dentro del país	360.000	0	0	0	0	0	360.000
403	18	00	00	Impuestos indirectos	631.474	0	0	0	0	0	631.474
403	18	01	00	Impuesto al valor agregado	631.474	0	0	0	0	0	631.474
404	**00**	**00**	**00**	**Activos reales**	**1.800.360**	**0**	**0**	**0**	**0**	**0**	**1.800.360**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	100.800	0	0	0	0	0	100.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 116424 130116000 DESARROLLO Y ACTIVACIÓN DEL INSTITUTO NACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS Y DEL INSTITUTO DE TESORERÍA DE LA SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	100.800	0	0	0	0	0	100.800
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.800	0	0	0	0	0	2.800
404	05	01	00	Equipos de telecomunicaciones	2.800	0	0	0	0	0	2.800
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	38.920	0	0	0	0	0	38.920
404	07	02	00	Equipos de enseñanza, deporte y recreación	38.920	0	0	0	0	0	38.920
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.657.840	0	0	0	0	0	1.657.840
404	09	01	00	Mobiliario y equipos de oficina	837.660	0	0	0	0	0	837.660
404	09	02	00	Equipos de computación	313.740	0	0	0	0	0	313.740
404	09	03	00	Mobiliario y equipos de alojamiento	17.440	0	0	0	0	0	17.440
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	489.000	0	0	0	0	0	489.000
				Totales	**8.558.941**	**0**	**0**	**0**	**0**	**0**	**8.558.941**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 116424 130116000 DESARROLLO Y ACTIVACIÓN DEL INSTITUTO NACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS Y DEL INSTITUTO DE TESORERÍA DE LA SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PROYECTO

META: 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 116424 130116000 DESARROLLO Y ACTIVACIÓN DEL INSTITUTO NACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS Y DEL INSTITUTO DE TESORERÍA DE LA SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130116001 DISEÑO DE PROPUESTA DE CREACIÓN Y FUNCIONAMIENTO DEL INSTITUTO NACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.623.749**	**0**	**0**	**0**	**0**	0	**1.623.749**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.623.749	0	0	0	0	0	1.623.749
401	01	18	00	Remuneraciones al personal contratado	1.623.749	0	0	0	0	0	1.623.749
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**836.691**	**0**	**0**	**0**	**0**	0	**836.691**
402	01	00	00	Productos alimenticios y agropecuarios	350.000	0	0	0	0	0	350.000
402	01	01	00	Alimentos y bebidas para personas	350.000	0	0	0	0	0	350.000
402	05	00	00	Productos de papel, cartón e impresos	304.263	0	0	0	0	0	304.263
402	05	01	00	Pulpa de madera, papel y cartón	8.531	0	0	0	0	0	8.531
402	05	02	00	Envases y cajas de papel y cartón	1.800	0	0	0	0	0	1.800
402	05	03	00	Productos de papel y cartón para oficina	106.092	0	0	0	0	0	106.092
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	187.840	0	0	0	0	0	187.840
402	06	00	00	Productos químicos y derivados	5.679	0	0	0	0	0	5.679
402	06	08	00	Productos plásticos	5.679	0	0	0	0	0	5.679
402	10	00	00	Productos varios y útiles diversos	176.749	0	0	0	0	0	176.749
402	10	02	00	Materiales y útiles de limpieza y aseo	7.483	0	0	0	0	0	7.483
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	32.626	0	0	0	0	0	32.626
402	10	08	00	Materiales para equipos de computación	136.640	0	0	0	0	0	136.640
403	**00**	**00**	**00**	**Servicios no personales**	**1.028.321**	**0**	**0**	**0**	**0**	0	**1.028.321**
403	07	00	00	Servicios de información, impresión y relaciones públicas	551.180	0	0	0	0	0	551.180
403	07	01	00	Publicidad y propaganda	401.000	0	0	0	0	0	401.000
403	07	02	00	Imprenta y reproducción	136.030	0	0	0	0	0	136.030
403	07	04	00	Avisos	14.150	0	0	0	0	0	14.150
403	09	00	00	Viáticos y pasajes	180.000	0	0	0	0	0	180.000
403	09	01	00	Viáticos y pasajes dentro del país	180.000	0	0	0	0	0	180.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 116424 130116000 DESARROLLO Y ACTIVACIÓN DEL INSTITUTO NACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS Y DEL INSTITUTO DE TESORERÍA DE LA SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130116001 DISEÑO DE PROPUESTA DE CREACIÓN Y FUNCIONAMIENTO DEL INSTITUTO NACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	297.141	0	0	0	0	0	297.141
403	18	01	00	Impuesto al valor agregado	297.141	0	0	0	0	0	297.141
404	**00**	**00**	**00**	**Activos reales**	**906.430**	**0**	**0**	**0**	**0**	0	**906.430**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	40.400	0	0	0	0	0	40.400
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	40.400	0	0	0	0	0	40.400
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.400	0	0	0	0	0	1.400
404	05	01	00	Equipos de telecomunicaciones	1.400	0	0	0	0	0	1.400
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	19.460	0	0	0	0	0	19.460
404	07	02	00	Equipos de enseñanza, deporte y recreación	19.460	0	0	0	0	0	19.460
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	845.170	0	0	0	0	0	845.170
404	09	01	00	Mobiliario y equipos de oficina	389.830	0	0	0	0	0	389.830
404	09	02	00	Equipos de computación	175.620	0	0	0	0	0	175.620
404	09	03	00	Mobiliario y equipos de alojamiento	8.720	0	0	0	0	0	8.720
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	271.000	0	0	0	0	0	271.000
				Totales	**4.395.191**	**0**	**0**	**0**	**0**	0	**4.395.191**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 116424 130116000 DESARROLLO Y ACTIVACIÓN DEL INSTITUTO NACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS Y DEL INSTITUTO DE TESORERÍA DE LA SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 130116002 DISEÑO DE PROPUESTA DE CREACIÓN Y FUNCIONAMIENTO DEL INSTITUTO DE TESORERÍA DE LA SEGURIDAD SOCIAL

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.043.317**	**0**	**0**	**0**	**0**	0	**1.043.317**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.043.317	0	0	0	0	0	1.043.317
401	01	18	00	Remuneraciones al personal contratado	1.043.317	0	0	0	0	0	1.043.317
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.049.790**	**0**	**0**	**0**	**0**	0	**1.049.790**
402	01	00	00	Productos alimenticios y agropecuarios	500.000	0	0	0	0	0	500.000
402	01	01	00	Alimentos y bebidas para personas	500.000	0	0	0	0	0	500.000
402	05	00	00	Productos de papel, cartón e impresos	326.362	0	0	0	0	0	326.362
402	05	01	00	Pulpa de madera, papel y cartón	8.530	0	0	0	0	0	8.530
402	05	02	00	Envases y cajas de papel y cartón	1.800	0	0	0	0	0	1.800
402	05	03	00	Productos de papel y cartón para oficina	108.192	0	0	0	0	0	108.192
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	207.840	0	0	0	0	0	207.840
402	06	00	00	Productos químicos y derivados	6.479	0	0	0	0	0	6.479
402	06	08	00	Productos plásticos	6.479	0	0	0	0	0	6.479
402	10	00	00	Productos varios y útiles diversos	216.949	0	0	0	0	0	216.949
402	10	02	00	Materiales y útiles de limpieza y aseo	14.383	0	0	0	0	0	14.383
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	46.926	0	0	0	0	0	46.926
402	10	08	00	Materiales para equipos de computación	155.640	0	0	0	0	0	155.640
403	**00**	**00**	**00**	**Servicios no personales**	**1.176.713**	**0**	**0**	**0**	**0**	0	**1.176.713**
403	07	00	00	Servicios de información, impresión y relaciones públicas	662.380	0	0	0	0	0	662.380
403	07	01	00	Publicidad y propaganda	471.000	0	0	0	0	0	471.000
403	07	02	00	Imprenta y reproducción	157.230	0	0	0	0	0	157.230
403	07	04	00	Avisos	34.150	0	0	0	0	0	34.150
403	09	00	00	Viáticos y pasajes	180.000	0	0	0	0	0	180.000
403	09	01	00	Viáticos y pasajes dentro del país	180.000	0	0	0	0	0	180.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 116424 130116000 DESARROLLO Y ACTIVACIÓN DEL INSTITUTO NACIONAL DE PENSIONES Y OTRAS ASIGNACIONES ECONÓMICAS Y DEL INSTITUTO DE TESORERÍA DE LA SEGURIDAD SOCIAL

OBJETIVO DEL PROYECTO: IMPULSAR Y DESARROLLAR LAS POLÍTICAS LABORALES Y SOCIALES DESTINADAS A LA CONSTRUCCIÓN DE UNA ESTRUCTURA SOCIAL INCLUYENTE, UN NUEVO MODELO SOCIAL PRODUCTIVO, HUMANISTA Y ENDÓGENO, CUMPLIENDO Y HACIENDO CUMPLIR LA NORMATIVA LEGAL VIGENTE, FACILITANDO LA ORGANIZACIÓN Y FORMACIÓN DE LOS TRABAJADORES Y TRABAJADORAS, EN EL MARCO DE LA DEMOCRACIA PARTICIPATIVA, PROTAGÓNICA Y REVOLUCIONARIA.

UNIDAD DE MEDIDA: PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 130116002 DISEÑO DE PROPUESTA DE CREACIÓN Y FUNCIONAMIENTO DEL INSTITUTO DE TESORERÍA DE LA SEGURIDAD SOCIAL

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE SEGURIDAD SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	334.333	0	0	0	0	0	334.333
403	18	01	00	Impuesto al valor agregado	334.333	0	0	0	0	0	334.333
404	**00**	**00**	**00**	**Activos reales**	**893.930**	**0**	**0**	**0**	**0**	0	**893.930**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	60.400	0	0	0	0	0	60.400
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	60.400	0	0	0	0	0	60.400
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.400	0	0	0	0	0	1.400
404	05	01	00	Equipos de telecomunicaciones	1.400	0	0	0	0	0	1.400
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	19.460	0	0	0	0	0	19.460
404	07	02	00	Equipos de enseñanza, deporte y recreación	19.460	0	0	0	0	0	19.460
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	812.670	0	0	0	0	0	812.670
404	09	01	00	Mobiliario y equipos de oficina	447.830	0	0	0	0	0	447.830
404	09	02	00	Equipos de computación	138.120	0	0	0	0	0	138.120
404	09	03	00	Mobiliario y equipos de alojamiento	8.720	0	0	0	0	0	8.720
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	218.000	0	0	0	0	0	218.000
				Totales	**4.163.750**	**0**	**0**	**0**	**0**	0	**4.163.750**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 139999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 17.335.296.001

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y GESTIÓN INTERNA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.335.296.001**	**0**	**0**	**4.000.000.000**	**0**	**0**	**17.335.296.001**
407	01	00	00	Transferencias y donaciones corrientes internas	13.335.296.001	0	0	4.000.000.000	0	0	17.335.296.001
407	01	03	00	Transferencias corrientes internas al sector público	13.335.296.001	0	0	4.000.000.000	0	0	17.335.296.001
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	13.335.296.001	0	0	4.000.000.000	0	0	17.335.296.001
				Totales	**13.335.296.001**	**0**	**0**	**4.000.000.000**	**0**	**0**	**17.335.296.001**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 139999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 17.335.296.001

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y GESTIÓN INTERNA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.335.296.001**	**0**	**0**	**4.000.000.000**	**0**	**0**	**17.335.296.001**
407	01	00	00	Transferencias y donaciones corrientes internas	13.335.296.001	0	0	4.000.000.000	0	0	17.335.296.001
407	01	03	00	Transferencias corrientes internas al sector público	13.335.296.001	0	0	4.000.000.000	0	0	17.335.296.001
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	13.335.296.001	0	0	4.000.000.000	0	0	17.335.296.001
				- A0051 Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)	92.734.042	0	0	0	0	0	92.734.042
				- A0055 Instituto Venezolano de los Seguros Sociales (IVSS)	13.086.211.164	0	0	4.000.000.000	0	0	17.086.211.164
				- A0176 Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)	156.350.795	0	0	0	0	0	156.350.795
				Totales	**13.335.296.001**	**0**	**0**	**4.000.000.000**	**0**	**0**	**17.335.296.001**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 139999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 17.335.296.001

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y GESTIÓN INTERNA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 139999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE CAPACITACIÓN Y RECREACIÓN DE LOS TRABAJADORES (INCRET)

UNIDAD DE MEDIDA: *BOLÍVAR*

META: 92.734.042

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y GESTION INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**92.734.042**	**0**	**0**	**0**	**0**	0	**92.734.042**
407	01	00	00	Transferencias y donaciones corrientes internas	92.734.042	0	0	0	0	0	92.734.042
407	01	03	00	Transferencias corrientes internas al sector público	92.734.042	0	0	0	0	0	92.734.042
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	92.734.042	0	0	0	0	0	92.734.042
				Totales	**92.734.042**	**0**	**0**	**0**	**0**	0	**92.734.042**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 139999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 17.335.296.001

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y GESTIÓN INTERNA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 139999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO VENEZOLANO DE LOS SEGUROS SOCIALES (IVSS)

UNIDAD DE MEDIDA: BOLÍVAR

META: 17.086.211.164

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y GESTION INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**13.086.211.164**	**0**	**0**	**4.000.000.000**	**0**	**0**	**17.086.211.164**
407	01	00	00	Transferencias y donaciones corrientes internas	13.086.211.164	0	0	4.000.000.000	0	0	17.086.211.164
407	01	03	00	Transferencias corrientes internas al sector público	13.086.211.164	0	0	4.000.000.000	0	0	17.086.211.164
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	13.086.211.164	0	0	4.000.000.000	0	0	17.086.211.164
				Totales	**13.086.211.164**	**0**	**0**	**4.000.000.000**	**0**	**0**	**17.086.211.164**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

PROYECTO: 139999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 17.335.296.001

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y GESTIÓN INTERNA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 139999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE PREVENCIÓN, SALUD Y SEGURIDAD LABORALES (INPSASEL)

UNIDAD DE MEDIDA: BOLÍVAR

META: 156.350.795

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y GESTION INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**156.350.795**	**0**	**0**	**0**	**0**	0	**156.350.795**
407	01	00	00	Transferencias y donaciones corrientes internas	156.350.795	0	0	0	0	0	156.350.795
407	01	03	00	Transferencias corrientes internas al sector público	156.350.795	0	0	0	0	0	156.350.795
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	156.350.795	0	0	0	0	0	156.350.795
				Totales	**156.350.795**	**0**	**0**	**0**	**0**	0	**156.350.795**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**306.585.544**	**0**	**0**	**0**	**0**	**0**	**306.585.544**
401	01	00	00	Sueldos, salarios y otras retribuciones	35.845.844	0	0	0	0	0	35.845.844
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.057.223	0	0	0	0	0	7.057.223
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	23.474.961	0	0	0	0	0	23.474.961
401	01	12	00	Salarios a obreros en puestos no permanentes	75.000	0	0	0	0	0	75.000
401	01	18	00	Remuneraciones al personal contratado	4.278.284	0	0	0	0	0	4.278.284
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	167.184	0	0	0	0	0	167.184
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	767.951	0	0	0	0	0	767.951
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	18.832.839	0	0	0	0	0	18.832.839
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	10.934.000	0	0	0	0	0	10.934.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	7.898.839	0	0	0	0	0	7.898.839
401	03	00	00	Primas	25.754.049	0	0	0	0	0	25.754.049
401	03	02	00	Primas de transporte a empleados	300.000	0	0	0	0	0	300.000
401	03	04	00	Primas por hijos a empleados	10.600	0	0	0	0	0	10.600
401	03	06	00	Primas por residencia a empleados	36.000	0	0	0	0	0	36.000
401	03	08	00	Primas de profesionalización a empleados	866.393	0	0	0	0	0	866.393
401	03	09	00	Primas por antigüedad a empleados	450.865	0	0	0	0	0	450.865
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	834.600	0	0	0	0	0	834.600
401	03	19	00	Primas por hijos de obreros	176	0	0	0	0	0	176
401	03	20	00	Primas por residencia a obreros	10.550	0	0	0	0	0	10.550
401	03	21	00	Primas por antigüedad a obreros	1.429.116	0	0	0	0	0	1.429.116
401	03	22	00	Primas de profesionalización a obreros	73.737	0	0	0	0	0	73.737
401	03	37	00	Primas de transporte al personal contratado	30.000	0	0	0	0	0	30.000
401	03	40	00	Primas de profesionalización al persônal contratado	404.828	0	0	0	0	0	404.828
401	03	41	00	Primas por antigüedad al personal contratado	136.955	0	0	0	0	0	136.955
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	21.600	0	0	0	0	0	21.600
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	14.400	0	0	0	0	0	14.400
401	03	95	00	Otras primas al personal de alto nivel y de dirección	808.200	0	0	0	0	0	808.200
401	03	97	00	Otras primas a empleados	4.691.279	0	0	0	0	0	4.691.279
401	03	98	00	Otras primas a obreros	15.634.750	0	0	0	0	0	15.634.750
401	04	00	00	Complementos de sueldos y salarios	72.269.489	0	0	0	0	0	72.269.489

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	3.647.160	0	0	0	0	0	3.647.160
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	850.000	0	0	0	0	0	850.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.900.000	0	0	0	0	0	1.900.000
401	04	16	00	Complemento a obreros por gastos de alimentación	15.475	0	0	0	0	0	15.475
401	04	17	00	Complemento a obreros por gastos de transporte	453.016	0	0	0	0	0	453.016
401	04	18	00	Bono compensatorio de alimentación a obreros	16.609.680	0	0	0	0	0	16.609.680
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.262.320	0	0	0	0	0	3.262.320
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	8.834	0	0	0	0	0	8.834
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	14.040	0	0	0	0	0	14.040
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	251.029	0	0	0	0	0	251.029
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	561.600	0	0	0	0	0	561.600
401	04	96	00	Otros complementos a empleados	1.684.087	0	0	0	0	0	1.684.087
401	04	97	00	Otros complementos a obreros	5.725.404	0	0	0	0	0	5.725.404
401	04	98	00	Otros complementos al personal contratado	37.286.844	0	0	0	0	0	37.286.844
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	32.807.206	0	0	0	0	0	32.807.206
401	05	01	00	Aguinaldos a empleados	4.131.891	0	0	0	0	0	4.131.891
401	05	03	00	Bono vacacional a empleados	1.567.494	0	0	0	0	0	1.567.494
401	05	04	00	Aguinaldos a obreros	14.550.628	0	0	0	0	0	14.550.628
401	05	06	00	Bono vacacional a obreros	6.898.891	0	0	0	0	0	6.898.891
401	05	07	00	Aguinaldos al personal contratado	2.769.642	0	0	0	0	0	2.769.642
401	05	08	00	Bono vacacional al personal contratado	1.295.203	0	0	0	0	0	1.295.203
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	31.580	0	0	0	0	0	31.580
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.764	0	0	0	0	0	14.764
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.053.507	0	0	0	0	0	1.053.507
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	493.606	0	0	0	0	0	493.606
401	06	00	00	Aportes patronales y legales	6.145.993	0	0	0	0	0	6.145.993
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	724.565	0	0	0	0	0	724.565
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	211.723	0	0	0	0	0	211.723
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	149.771	0	0	0	0	0	149.771
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	341.456	0	0	0	0	0	341.456
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.049.756	0	0	0	0	0	2.049.756

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	690.851	0	0	0	0	0	690.851
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	387.186	0	0	0	0	0	387.186
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	886.346	0	0	0	0	0	886.346
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	452.744	0	0	0	0	0	452.744
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	155.427	0	0	0	0	0	155.427
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	2.246	0	0	0	0	0	2.246
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	757	0	0	0	0	0	757
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	1.771	0	0	0	0	0	1.771
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	68.356	0	0	0	0	0	68.356
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	23.038	0	0	0	0	0	23.038
401	07	00	00	Asistencia socio-económica	93.169.045	0	0	0	0	0	93.169.045
401	07	01	00	Capacitación y adiestramiento a empleados	288.873	0	0	0	0	0	288.873
401	07	02	00	Becas a empleados	2.820.600	0	0	0	0	0	2.820.600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	38.400	0	0	0	0	0	38.400
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	699.148	0	0	0	0	0	699.148
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	42.528.333	0	0	0	0	0	42.528.333
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.006.200	0	0	0	0	0	1.006.200
401	07	10	00	Dotación de uniformes a empleados	15.785	0	0	0	0	0	15.785
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.602.000	0	0	0	0	0	1.602.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.087.200	0	0	0	0	0	1.087.200
401	07	17	00	Capacitación y adiestramiento a obreros	135.470	0	0	0	0	0	135.470
401	07	18	00	Becas a obreros	1.932.240	0	0	0	0	0	1.932.240
401	07	20	00	Ayudas por nacimiento de hijos de obreros	34.800	0	0	0	0	0	34.800
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.601.992	0	0	0	0	0	1.601.992
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	26.819.240	0	0	0	0	0	26.819.240
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	657.000	0	0	0	0	0	657.000
401	07	26	00	Dotación de uniformes a obreros	9.862.055	0	0	0	0	0	9.862.055
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	823.600	0	0	0	0	0	823.600
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	819.000	0	0	0	0	0	819.000
401	07	33	00	Asistencia socio-económica al personal contratado	394.080	0	0	0	0	0	394.080
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del	3.029	0	0	0	0	0	3.029

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				poder público y de elección popular							
401	08	00	00	Prestaciones sociales e indemnizaciones	19.696.869	0	0	0	0	0	19.696.869
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.141.372	0	0	0	0	0	4.141.372
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	12.850.337	0	0	0	0	0	12.850.337
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.144.908	0	0	0	0	0	2.144.908
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	16.803	0	0	0	0	0	16.803
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	543.449	0	0	0	0	0	543.449
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	79.470	0	0	0	0	0	79.470
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	79.470	0	0	0	0	0	79.470
401	96	00	00	Otros gastos del personal empleado	1.187.140	0	0	0	0	0	1.187.140
401	96	01	00	Otros gastos del personal empleado	1.187.140	0	0	0	0	0	1.187.140
401	97	00	00	Otros gastos del personal obrero	797.600	0	0	0	0	0	797.600
401	97	01	00	Otros gastos del personal obrero	797.600	0	0	0	0	0	797.600
403	**00**	**00**	**00**	**Servicios no personales**	**2.586.666**	**0**	**0**	**0**	**0**	**0**	**2.586.666**
403	10	00	00	Servicios profesionales y técnicos	270.442	0	0	0	0	0	270.442
403	10	07	00	Servicios de capacitación y adiestramiento	270.442	0	0	0	0	0	270.442
403	18	00	00	Impuestos indirectos	261.392	0	0	0	0	0	261.392
403	18	01	00	Impuesto al valor agregado	261.392	0	0	0	0	0	261.392
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.054.832	0	0	0	0	0	2.054.832
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.054.832	0	0	0	0	0	2.054.832
				Totales	**309.172.210**	**0**	**0**	**0**	**0**	**0**	**309.172.210**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 130001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**306.585.544**	**0**	**0**	**0**	**0**	**0**	**306.585.544**
401	01	00	00	Sueldos, salarios y otras retribuciones	35.845.844	0	0	0	0	0	35.845.844
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.057.223	0	0	0	0	0	7.057.223
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	23.474.961	0	0	0	0	0	23.474.961
401	01	12	00	Salarios a obreros en puestos no permanentes	75.000	0	0	0	0	0	75.000
401	01	18	00	Remuneraciones al personal contratado	4.278.284	0	0	0	0	0	4.278.284
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	167.184	0	0	0	0	0	167.184
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	767.951	0	0	0	0	0	767.951
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	18.832.839	0	0	0	0	0	18.832.839
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	10.934.000	0	0	0	0	0	10.934.000
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	7.898.839	0	0	0	0	0	7.898.839
401	03	00	00	Primas	25.754.049	0	0	0	0	0	25.754.049
401	03	02	00	Primas de transporte a empleados	300.000	0	0	0	0	0	300.000
401	03	04	00	Primas por hijos a empleados	10.600	0	0	0	0	0	10.600
401	03	06	00	Primas por residencia a empleados	36.000	0	0	0	0	0	36.000
401	03	08	00	Primas de profesionalización a empleados	866.393	0	0	0	0	0	866.393
401	03	09	00	Primas por antigüedad a empleados	450.865	0	0	0	0	0	450.865
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	834.600	0	0	0	0	0	834.600
401	03	19	00	Primas por hijos de obreros	176	0	0	0	0	0	176
401	03	20	00	Primas por residencia a obreros	10.550	0	0	0	0	0	10.550
401	03	21	00	Primas por antigüedad a obreros	1.429.116	0	0	0	0	0	1.429.116
401	03	22	00	Primas de profesionalización a obreros	73.737	0	0	0	0	0	73.737
401	03	37	00	Primas de transporte al personal contratado	30.000	0	0	0	0	0	30.000
401	03	40	00	Primas de profesionalización al personal contratado	404.828	0	0	0	0	0	404.828
401	03	41	00	Primas por antigüedad al personal contratado	136.955	0	0	0	0	0	136.955
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	21.600	0	0	0	0	0	21.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 130001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	14.400	0	0	0	0	0	14.400
401	03	95	00	Otras primas al personal de alto nivel y de dirección	808.200	0	0	0	0	0	808.200
401	03	97	00	Otras primas a empleados	4.691.279	0	0	0	0	0	4.691.279
401	03	98	00	Otras primas a obreros	15.634.750	0	0	0	0	0	15.634.750
401	04	00	00	Complementos de sueldos y salarios	72.269.489	0	0	0	0	0	72.269.489
401	04	08	00	Bono compensatorio de alimentación a empleados	3.647.160	0	0	0	0	0	3.647.160
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	850.000	0	0	0	0	0	850.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.900.000	0	0	0	0	0	1.900.000
401	04	16	00	Complemento a obreros por gastos de alimentación	15.475	0	0	0	0	0	15.475
401	04	17	00	Complemento a obreros por gastos de transporte	453.016	0	0	0	0	0	453.016
401	04	18	00	Bono compensatorio de alimentación a obreros	16.609.680	0	0	0	0	0	16.609.680
401	04	26	00	Bono compensatorio de alimentación al personal contratado	3.262.320	0	0	0	0	0	3.262.320
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	8.834	0	0	0	0	0	8.834
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	14.040	0	0	0	0	0	14.040
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	251.029	0	0	0	0	0	251.029
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	561.600	0	0	0	0	0	561.600
401	04	96	00	Otros complementos a empleados	1.684.087	0	0	0	0	0	1.684.087
401	04	97	00	Otros complementos a obreros	5.725.404	0	0	0	0	0	5.725.404
401	04	98	00	Otros complementos al personal contratado	37.286.844	0	0	0	0	0	37.286.844
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	32.807.206	0	0	0	0	0	32.807.206
401	05	01	00	Aguinaldos a empleados	4.131.891	0	0	0	0	0	4.131.891
401	05	03	00	Bono vacacional a empleados	1.567.494	0	0	0	0	0	1.567.494
401	05	04	00	Aguinaldos a obreros	14.550.628	0	0	0	0	0	14.550.628
401	05	06	00	Bono vacacional a obreros	6.898.891	0	0	0	0	0	6.898.891
401	05	07	00	Aguinaldos al personal contratado	2.769.642	0	0	0	0	0	2.769.642
401	05	08	00	Bono vacacional al personal contratado	1.295.203	0	0	0	0	0	1.295.203
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	31.580	0	0	0	0	0	31.580

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 130001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	14.764	0	0	0	0	0	14.764
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.053.507	0	0	0	0	0	1.053.507
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	493.606	0	0	0	0	0	493.606
401	06	00	00	Aportes patronales y legales	6.145.993	0	0	0	0	0	6.145.993
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	724.565	0	0	0	0	0	724.565
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	211.723	0	0	0	0	0	211.723
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	149.771	0	0	0	0	0	149.771
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	341.456	0	0	0	0	0	341.456
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.049.756	0	0	0	0	0	2.049.756
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	690.851	0	0	0	0	0	690.851
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	387.186	0	0	0	0	0	387.186
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	886.346	0	0	0	0	0	886.346
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	452.744	0	0	0	0	0	452.744
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	155.427	0	0	0	0	0	155.427
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	2.246	0	0	0	0	0	2.246
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	757	0	0	0	0	0	757
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	1.771	0	0	0	0	0	1.771
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	68.356	0	0	0	0	0	68.356
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	23.038	0	0	0	0	0	23.038
401	07	00	00	Asistencia socio-económica	93.169.045	0	0	0	0	0	93.169.045
401	07	01	00	Capacitación y adiestramiento a empleados	288.873	0	0	0	0	0	288.873
401	07	02	00	Becas a empleados	2.820.600	0	0	0	0	0	2.820.600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	38.400	0	0	0	0	0	38.400
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	699.148	0	0	0	0	0	699.148
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	42.528.333	0	0	0	0	0	42.528.333
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.006.200	0	0	0	0	0	1.006.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 130001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	10	00	Dotación de uniformes a empleados	15.785	0	0	0	0	0	15.785
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.602.000	0	0	0	0	0	1.602.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.087.200	0	0	0	0	0	1.087.200
401	07	17	00	Capacitación y adiestramiento a obreros	135.470	0	0	0	0	0	135.470
401	07	18	00	Becas a obreros	1.932.240	0	0	0	0	0	1.932.240
401	07	20	00	Ayudas por nacimiento de hijos de obreros	34.800	0	0	0	0	0	34.800
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.601.992	0	0	0	0	0	1.601.992
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	26.819.240	0	0	0	0	0	26.819.240
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	657.000	0	0	0	0	0	657.000
401	07	26	00	Dotación de uniformes a obreros	9.862.055	0	0	0	0	0	9.862.055
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	823.600	0	0	0	0	0	823.600
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	819.000	0	0	0	0	0	819.000
401	07	33	00	Asistencia socio-económica al personal contratado	394.080	0	0	0	0	0	394.080
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	3.029	0	0	0	0	0	3.029
401	08	00	00	Prestaciones sociales e indemnizaciones	19.696.869	0	0	0	0	0	19.696.869
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	4.141.372	0	0	0	0	0	4.141.372
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	12.850.337	0	0	0	0	0	12.850.337
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.144.908	0	0	0	0	0	2.144.908
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	16.803	0	0	0	0	0	16.803
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	543.449	0	0	0	0	0	543.449
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	79.470	0	0	0	0	0	79.470
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	79.470	0	0	0	0	0	79.470
401	96	00	00	Otros gastos del personal empleado	1.187.140	0	0	0	0	0	1.187.140
401	96	01	00	Otros gastos del personal empleado	1.187.140	0	0	0	0	0	1.187.140
401	97	00	00	Otros gastos del personal obrero	797.600	0	0	0	0	0	797.600
401	97	01	00	Otros gastos del personal obrero	797.600	0	0	0	0	0	797.600
403	**00**	**00**	**00**	**Servicios no personales**	**2.586.666**	**0**	**0**	**0**	**0**	**0**	**2.586.666**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 130001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	270.442	0	0	0	0	0	270.442
403	10	07	00	Servicios de capacitación y adiestramiento	270.442	0	0	0	0	0	270.442
403	18	00	00	Impuestos indirectos	261.392	0	0	0	0	0	261.392
403	18	01	00	Impuesto al valor agregado	261.392	0	0	0	0	0	261.392
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.054.832	0	0	0	0	0	2.054.832
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.054.832	0	0	0	0	0	2.054.832
				Totales	**309.172.210**	**0**	**0**	**0**	**0**	**0**	**309.172.210**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.035.474**	**0**	**0**	**0**	**0**	**0**	**13.035.474**
402	01	00	00	Productos alimenticios y agropecuarios	3.032.635	0	0	0	0	0	3.032.635
402	01	01	00	Alimentos y bebidas para personas	3.032.635	0	0	0	0	0	3.032.635
402	03	00	00	Textiles y vestuarios	102.598	0	0	0	0	0	102.598
402	03	01	00	Textiles	8.526	0	0	0	0	0	8.526
402	03	02	00	Prendas de vestir	94.072	0	0	0	0	0	94.072
402	04	00	00	Productos de cuero y caucho	536.228	0	0	0	0	0	536.228
402	04	03	00	Cauchos y tripas para vehículos	536.228	0	0	0	0	0	536.228
402	05	00	00	Productos de papel, cartón e impresos	2.611.302	0	0	0	0	0	2.611.302
402	05	01	00	Pulpa de madera, papel y cartón	800.778	0	0	0	0	0	800.778
402	05	02	00	Envases y cajas de papel y cartón	87.435	0	0	0	0	0	87.435
402	05	03	00	Productos de papel y cartón para oficina	1.400.012	0	0	0	0	0	1.400.012
402	05	04	00	Libros, revistas y periódicos	25.127	0	0	0	0	0	25.127
402	05	06	00	Productos de papel y cartón para computación	2.569	0	0	0	0	0	2.569
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	295.381	0	0	0	0	0	295.381
402	06	00	00	Productos químicos y derivados	972.341	0	0	0	0	0	972.341
402	06	03	00	Tintas, pinturas y colorantes	263.674	0	0	0	0	0	263.674
402	06	04	00	Productos farmacéuticos y medicamentos	42.679	0	0	0	0	0	42.679
402	06	06	00	Combustibles y lubricantes	107.606	0	0	0	0	0	107.606
402	06	08	00	Productos plásticos	558.382	0	0	0	0	0	558.382
402	07	00	00	Productos minerales no metálicos	15.238	0	0	0	0	0	15.238
402	07	01	00	Productos de barro, loza y porcelana	1.380	0	0	0	0	0	1.380
402	07	02	00	Vidrios y productos de vidrio	3.775	0	0	0	0	0	3.775
402	07	03	00	Productos de arcilla para construcción	2.024	0	0	0	0	0	2.024
402	07	04	00	Cemento, cal y yeso	8.059	0	0	0	0	0	8.059
402	08	00	00	Productos metálicos	963.794	0	0	0	0	0	963.794
402	08	01	00	Productos primarios de hierro y acero	2.976	0	0	0	0	0	2.976
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	333.770	0	0	0	0	0	333.770
402	08	07	00	Material de señalamiento	66.244	0	0	0	0	0	66.244
402	08	09	00	Repuestos y accesorios para equipos de transporte	560.804	0	0	0	0	0	560.804
402	10	00	00	Productos varios y útiles diversos	4.549.137	0	0	0	0	0	4.549.137
402	10	01	00	Artículos de deporte, recreación y juguetes	11.037	0	0	0	0	0	11.037
402	10	02	00	Materiales y útiles de limpieza y aseo	344.960	0	0	0	0	0	344.960

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL **ACCIÓN CENTRALIZADA:** 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	7.818	0	0	0	0	0	7.818
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	32.674	0	0	0	0	0	32.674
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	587.823	0	0	0	0	0	587.823
402	10	07	00	Productos de seguridad en el trabajo	368.340	0	0	0	0	0	368.340
402	10	08	00	Materiales para equipos de computación	2.822.066	0	0	0	0	0	2.822.066
402	10	11	00	Materiales eléctricos	185.455	0	0	0	0	0	185.455
402	10	12	00	Materiales para instalaciones sanitarias	134.883	0	0	0	0	0	134.883
402	10	99	00	Otros productos y útiles diversos	54.081	0	0	0	0	0	54.081
402	99	00	00	Otros materiales y suministros	252.201	0	0	0	0	0	252.201
402	99	01	00	Otros materiales y suministros	252.201	0	0	0	0	0	252.201
403	**00**	**00**	**00**	**Servicios no personales**	**34.968.628**	**0**	**0**	**0**	**0**	**0**	**34.968.628**
403	01	00	00	Alquileres de inmuebles	5.179.236	0	0	0	0	0	5.179.236
403	01	01	00	Alquileres de edificios y locales	5.179.236	0	0	0	0	0	5.179.236
403	04	00	00	Servicios básicos	9.064.447	0	0	0	0	0	9.064.447
403	04	01	00	Electricidad	1.730.168	0	0	0	0	0	1.730.168
403	04	03	00	Agua	229.406	0	0	0	0	0	229.406
403	04	04	00	Teléfonos	4.206.588	0	0	0	0	0	4.206.588
403	04	05	00	Servicio de comunicaciones	970.864	0	0	0	0	0	970.864
403	04	06	00	Servicio de aseo urbano y domiciliario	80.212	0	0	0	0	0	80.212
403	04	07	00	Servicio de condominio	1.847.209	0	0	0	0	0	1.847.209
403	06	00	00	Servicios de transporte y almacenaje	319.311	0	0	0	0	0	319.311
403	06	01	00	Fletes y embalajes	160.047	0	0	0	0	0	160.047
403	06	03	00	Estacionamiento	106.022	0	0	0	0	0	106.022
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	53.242	0	0	0	0	0	53.242
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.652.519	0	0	0	0	0	1.652.519
403	07	01	00	Publicidad y propaganda	397.731	0	0	0	0	0	397.731
403	07	02	00	Imprenta y reproducción	279.022	0	0	0	0	0	279.022
403	07	03	00	Relaciones sociales	877.135	0	0	0	0	0	877.135
403	07	04	00	Avisos	98.631	0	0	0	0	0	98.631
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.502.763	0	0	0	0	0	2.502.763
403	08	01	00	Primas y gastos de seguros	2.487.406	0	0	0	0	0	2.487.406
403	08	02	00	Comisiones y gastos bancarios	15.357	0	0	0	0	0	15.357
403	09	00	00	Viáticos y pasajes	1.296.104	0	0	0	0	0	1.296.104

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	1.296.104	0	0	0	0	0	1.296.104
403	10	00	00	Servicios profesionales y técnicos	122.241	0	0	0	0	0	122.241
403	10	03	00	Servicios de procesamiento de datos	949	0	0	0	0	0	949
403	10	99	00	Otros servicios profesionales y técnicos	121.292	0	0	0	0	0	121.292
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.120.715	0	0	0	0	0	3.120.715
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	86.183	0	0	0	0	0	86.183
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.461.518	0	0	0	0	0	1.461.518
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.525.435	0	0	0	0	0	1.525.435
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	47.579	0	0	0	0	0	47.579
403	12	00	00	Conservación y reparaciones menores de obras	3.254.425	0	0	0	0	0	3.254.425
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.254.425	0	0	0	0	0	3.254.425
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.423.858	0	0	0	0	0	1.423.858
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.423.858	0	0	0	0	0	1.423.858
403	18	00	00	Impuestos indirectos	6.718.788	0	0	0	0	0	6.718.788
403	18	01	00	Impuesto al valor agregado	6.718.788	0	0	0	0	0	6.718.788
403	99	00	00	Otros servicios no personales	314.221	0	0	0	0	0	314.221
403	99	01	00	Otros servicios no personales	314.221	0	0	0	0	0	314.221
404	**00**	**00**	**00**	**Activos reales**	**10.155.425**	**0**	**0**	**0**	**0**	**0**	**10.155.425**
404	01	00	00	Repuestos y reparaciones mayores	125.422	0	0	0	0	0	125.422
404	01	02	00	Reparaciones mayores de maquinaria y equipos	125.422	0	0	0	0	0	125.422
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	125.422	0	0	0	0	0	125.422
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.369.400	0	0	0	0	0	1.369.400
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	397.171	0	0	0	0	0	397.171
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	909.518	0	0	0	0	0	909.518
404	03	06	00	Maquinaria y equipos de energía	62.711	0	0	0	0	0	62.711
404	04	00	00	Equipos de transporte, tracción y elevación	995.018	0	0	0	0	0	995.018
404	04	01	00	Vehículos automotores terrestres	995.018	0	0	0	0	0	995.018
404	05	00	00	Equipos de comunicaciones y de señalamiento	256.527	0	0	0	0	0	256.527
404	05	01	00	Equipos de telecomunicaciones	206.358	0	0	0	0	0	206.358
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	50.169	0	0	0	0	0	50.169
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	143.332	0	0	0	0	0	143.332
404	07	02	00	Equipos de enseñanza, deporte y recreación	98.507	0	0	0	0	0	98.507

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL **ACCIÓN CENTRALIZADA:** 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	44.156	0	0	0	0	0	44.156
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	669	0	0	0	0	0	669
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	434.798	0	0	0	0	0	434.798
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	434.798	0	0	0	0	0	434.798
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.789.121	0	0	0	0	0	6.789.121
404	09	01	00	Mobiliario y equipos de oficina	3.047.651	0	0	0	0	0	3.047.651
404	09	02	00	Equipos de computación	1.724.323	0	0	0	0	0	1.724.323
404	09	03	00	Mobiliario y equipos de alojamiento	2.011.929	0	0	0	0	0	2.011.929
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	5.218	0	0	0	0	0	5.218
404	12	00	00	Activos intangibles	25.084	0	0	0	0	0	25.084
404	12	04	00	Paquetes y programas de computación	25.084	0	0	0	0	0	25.084
404	99	00	00	Otros activos reales	16.723	0	0	0	0	0	16.723
404	99	01	00	Otros activos reales	16.723	0	0	0	0	0	16.723
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.144.219.421**	**0**	**0**	**0**	**0**	**0**	**1.144.219.421**
407	01	00	00	Transferencias y donaciones corrientes internas	1.144.219.421	0	0	0	0	0	1.144.219.421
407	01	01	00	Transferencias corrientes internas al sector privado	59.031	0	0	0	0	0	59.031
407	01	01	75	Subsidios a organismos laborales y gremiales	59.031	0	0	0	0	0	59.031
407	01	02	00	Donaciones corrientes internas al sector privado	144.231	0	0	0	0	0	144.231
407	01	02	01	Donaciones corrientes a personas	144.231	0	0	0	0	0	144.231
407	01	03	00	Transferencias corrientes internas al sector público	1.144.016.159	0	0	0	0	0	1.144.016.159
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	1.144.016.159	0	0	0	0	0	1.144.016.159
411	**00**	**00**	**00**	**Disminución de pasivos**	**10.000.000**	**0**	**0**	**0**	**0**	**0**	**10.000.000**
411	01	00	00	Disminución de gastos de personal por pagar	10.000.000	0	0	0	0	0	10.000.000
411	01	01	00	Disminución de sueldos, salarios y otras remuneraciones por pagar	10.000.000	0	0	0	0	0	10.000.000
				Totales	**1.212.378.948**	**0**	**0**	**0**	**0**	**0**	**1.212.378.948**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.144.075.190**	**0**	**0**	**0**	**0**	**0**	**1.144.075.190**
407	01	00	00	Transferencias y donaciones corrientes internas	1.144.075.190	0	0	0	0	0	1.144.075.190
407	01	01	00	Transferencias corrientes internas al sector privado	59.031	0	0	0	0	0	59.031
407	01	01	75	Subsidios a organismos laborales y gremiales	59.031	0	0	0	0	0	59.031
				- S1504 Asociación de Jubilados y Pensionados del Ministerio del Trabajo	10.010	0	0	0	0	0	10.010
				- S1888 Asociación Civil del Ministerio del Trabajo (ASOMITRA)	49.021	0	0	0	0	0	49.021
407	01	03	00	Transferencias corrientes internas al sector público	1.144.016.159	0	0	0	0	0	1.144.016.159
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	1.144.016.159	0	0	0	0	0	1.144.016.159
				- A0051 Instituto Nacional de Capacitación y Recreación de los Trabajadores (INCRET)	29.835.356	0	0	0	0	0	29.835.356
				- A0055 Instituto Venezolano de los Seguros Sociales (IVSS)	1.040.591.280	0	0	0	0	0	1.040.591.280
				- A0176 Instituto Nacional de Prevención, Salud y Seguridad Laborales (INPSASEL)	73.589.523	0	0	0	0	0	73.589.523
				Totales	**1.144.075.190**	**0**	**0**	**0**	**0**	**0**	**1.144.075.190**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 130002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.035.474**	**0**	**0**	**0**	**0**	**0**	**13.035.474**
402	01	00	00	Productos alimenticios y agropecuarios	3.032.635	0	0	0	0	0	3.032.635
402	01	01	00	Alimentos y bebidas para personas	3.032.635	0	0	0	0	0	3.032.635
402	03	00	00	Textiles y vestuarios	102.598	0	0	0	0	0	102.598
402	03	01	00	Textiles	8.526	0	0	0	0	0	8.526
402	03	02	00	Prendas de vestir	94.072	0	0	0	0	0	94.072
402	04	00	00	Productos de cuero y caucho	536.228	0	0	0	0	0	536.228
402	04	03	00	Cauchos y tripas para vehículos	536.228	0	0	0	0	0	536.228
402	05	00	00	Productos de papel, cartón e impresos	2.611.302	0	0	0	0	0	2.611.302
402	05	01	00	Pulpa de madera, papel y cartón	800.778	0	0	0	0	0	800.778
402	05	02	00	Envases y cajas de papel y cartón	87.435	0	0	0	0	0	87.435
402	05	03	00	Productos de papel y cartón para oficina	1.400.012	0	0	0	0	0	1.400.012
402	05	04	00	Libros, revistas y periódicos	25.127	0	0	0	0	0	25.127
402	05	06	00	Productos de papel y cartón para computación	2.569	0	0	0	0	0	2.569
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	295.381	0	0	0	0	0	295.381
402	06	00	00	Productos químicos y derivados	972.341	0	0	0	0	0	972.341
402	06	03	00	Tintas, pinturas y colorantes	263.674	0	0	0	0	0	263.674
402	06	04	00	Productos farmacéuticos y medicamentos	42.679	0	0	0	0	0	42.679
402	06	06	00	Combustibles y lubricantes	107.606	0	0	0	0	0	107.606
402	06	08	00	Productos plásticos	558.382	0	0	0	0	0	558.382
402	07	00	00	Productos minerales no metálicos	15.238	0	0	0	0	0	15.238
402	07	01	00	Productos de barro, loza y porcelana	1.380	0	0	0	0	0	1.380
402	07	02	00	Vidrios y productos de vidrio	3.775	0	0	0	0	0	3.775
402	07	03	00	Productos de arcilla para construcción	2.024	0	0	0	0	0	2.024
402	07	04	00	Cemento, cal y yeso	8.059	0	0	0	0	0	8.059
402	08	00	00	Productos metálicos	963.794	0	0	0	0	0	963.794
402	08	01	00	Productos primarios de hierro y acero	2.976	0	0	0	0	0	2.976
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	333.770	0	0	0	0	0	333.770

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 130002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	07	00	Material de señalamiento	66.244	0	0	0	0	0	66.244
402	08	09	00	Repuestos y accesorios para equipos de transporte	560.804	0	0	0	0	0	560.804
402	10	00	00	Productos varios y útiles diversos	4.549.137	0	0	0	0	0	4.549.137
402	10	01	00	Artículos de deporte, recreación y juguetes	11.037	0	0	0	0	0	11.037
402	10	02	00	Materiales y útiles de limpieza y aseo	344.960	0	0	0	0	0	344.960
402	10	03	00	Utensilios de cocina y comedor	7.818	0	0	0	0	0	7.818
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	32.674	0	0	0	0	0	32.674
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	587.823	0	0	0	0	0	587.823
402	10	07	00	Productos de seguridad en el trabajo	368.340	0	0	0	0	0	368.340
402	10	08	00	Materiales para equipos de computación	2.822.066	0	0	0	0	0	2.822.066
402	10	11	00	Materiales eléctricos	185.455	0	0	0	0	0	185.455
402	10	12	00	Materiales para instalaciones sanitarias	134.883	0	0	0	0	0	134.883
402	10	99	00	Otros productos y útiles diversos	54.081	0	0	0	0	0	54.081
402	99	00	00	Otros materiales y suministros	252.201	0	0	0	0	0	252.201
402	99	01	00	Otros materiales y suministros	252.201	0	0	0	0	0	252.201
403	**00**	**00**	**00**	**Servicios no personales**	**34.968.628**	**0**	**0**	**0**	**0**	**0**	**34.968.628**
403	01	00	00	Alquileres de inmuebles	5.179.236	0	0	0	0	0	5.179.236
403	01	01	00	Alquileres de edificios y locales	5.179.236	0	0	0	0	0	5.179.236
403	04	00	00	Servicios básicos	9.064.447	0	0	0	0	0	9.064.447
403	04	01	00	Electricidad	1.730.168	0	0	0	0	0	1.730.168
403	04	03	00	Agua	229.406	0	0	0	0	0	229.406
403	04	04	00	Teléfonos	4.206.588	0	0	0	0	0	4.206.588
403	04	05	00	Servicio de comunicaciones	970.864	0	0	0	0	0	970.864
403	04	06	00	Servicio de aseo urbano y domiciliario	80.212	0	0	0	0	0	80.212
403	04	07	00	Servicio de condominio	1.847.209	0	0	0	0	0	1.847.209
403	06	00	00	Servicios de transporte y almacenaje	319.311	0	0	0	0	0	319.311
403	06	01	00	Fletes y embalajes	160.047	0	0	0	0	0	160.047
403	06	03	00	Estacionamiento	106.022	0	0	0	0	0	106.022

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 130002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	53.242	0	0	0	0	0	53.242
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.652.519	0	0	0	0	0	1.652.519
403	07	01	00	Publicidad y propaganda	397.731	0	0	0	0	0	397.731
403	07	02	00	Imprenta y reproducción	279.022	0	0	0	0	0	279.022
403	07	03	00	Relaciones sociales	877.135	0	0	0	0	0	877.135
403	07	04	00	Avisos	98.631	0	0	0	0	0	98.631
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.502.763	0	0	0	0	0	2.502.763
403	08	01	00	Primas y gastos de seguros	2.487.406	0	0	0	0	0	2.487.406
403	08	02	00	Comisiones y gastos bancarios	15.357	0	0	0	0	0	15.357
403	09	00	00	Viáticos y pasajes	1.296.104	0	0	0	0	0	1.296.104
403	09	01	00	Viáticos y pasajes dentro del país	1.296.104	0	0	0	0	0	1.296.104
403	10	00	00	Servicios profesionales y técnicos	122.241	0	0	0	0	0	122.241
403	10	03	00	Servicios de procesamiento de datos	949	0	0	0	0	0	949
403	10	99	00	Otros servicios profesionales y técnicos	121.292	0	0	0	0	0	121.292
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.120.715	0	0	0	0	0	3.120.715
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	86.183	0	0	0	0	0	86.183
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.461.518	0	0	0	0	0	1.461.518
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.525.435	0	0	0	0	0	1.525.435
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	47.579	0	0	0	0	0	47.579
403	12	00	00	Conservación y reparaciones menores de obras	3.254.425	0	0	0	0	0	3.254.425
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.254.425	0	0	0	0	0	3.254.425
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.423.858	0	0	0	0	0	1.423.858
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.423.858	0	0	0	0	0	1.423.858
403	18	00	00	Impuestos indirectos	6.718.788	0	0	0	0	0	6.718.788
403	18	01	00	Impuesto al valor agregado	6.718.788	0	0	0	0	0	6.718.788
403	99	00	00	Otros servicios no personales	314.221	0	0	0	0	0	314.221
403	99	01	00	Otros servicios no personales	314.221	0	0	0	0	0	314.221
404	**00**	**00**	**00**	**Activos reales**	**10.155.425**	**0**	**0**	**0**	**0**	**0**	**10.155.425**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 130002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	125.422	0	0	0	0	0	125.422
404	01	02	00	Reparaciones mayores de maquinaria y equipos	125.422	0	0	0	0	0	125.422
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	125.422	0	0	0	0	0	125.422
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.369.400	0	0	0	0	0	1.369.400
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	397.171	0	0	0	0	0	397.171
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	909.518	0	0	0	0	0	909.518
404	03	06	00	Maquinaria y equipos de energía	62.711	0	0	0	0	0	62.711
404	04	00	00	Equipos de transporte, tracción y elevación	995.018	0	0	0	0	0	995.018
404	04	01	00	Vehículos automotores terrestres	995.018	0	0	0	0	0	995.018
404	05	00	00	Equipos de comunicaciones y de señalamiento	256.527	0	0	0	0	0	256.527
404	05	01	00	Equipos de telecomunicaciones	206.358	0	0	0	0	0	206.358
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	50.169	0	0	0	0	0	50.169
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	143.332	0	0	0	0	0	143.332
404	07	02	00	Equipos de enseñanza, deporte y recreación	98.507	0	0	0	0	0	98.507
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	44.156	0	0	0	0	0	44.156
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	669	0	0	0	0	0	669
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	434.798	0	0	0	0	0	434.798
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	434.798	0	0	0	0	0	434.798
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.789.121	0	0	0	0	0	6.789.121
404	09	01	00	Mobiliario y equipos de oficina	3.047.651	0	0	0	0	0	3.047.651
404	09	02	00	Equipos de computación	1.724.323	0	0	0	0	0	1.724.323
404	09	03	00	Mobiliario y equipos de alojamiento	2.011.929	0	0	0	0	0	2.011.929
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	5.218	0	0	0	0	0	5.218
404	12	00	00	Activos intangibles	25.084	0	0	0	0	0	25.084
404	12	04	00	Paquetes y programas de computación	25.084	0	0	0	0	0	25.084
404	99	00	00	Otros activos reales	16.723	0	0	0	0	0	16.723
404	99	01	00	Otros activos reales	16.723	0	0	0	0	0	16.723
411	**00**	**00**	**00**	**Disminución de pasivos**	**10.000.000**	**0**	**0**	**0**	**0**	**0**	**10.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 130002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	01	00	00	Disminución de gastos de personal por pagar	10.000.000	0	0	0	0	0	10.000.000
411	01	01	00	Disminución de sueldos, salarios y otras remuneraciones por pagar	10.000.000	0	0	0	0	0	10.000.000
				Totales	**68.159.527**	**0**	**0**	**0**	**0**	**0**	**68.159.527**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 130002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**203.262**	**0**	**0**	**0**	**0**	**0**	**203.262**
407	01	00	00	Transferencias y donaciones corrientes internas	203.262	0	0	0	0	0	203.262
407	01	01	00	Transferencias corrientes internas al sector privado	59.031	0	0	0	0	0	59.031
407	01	01	75	Subsidios a organismos laborales y gremiales	59.031	0	0	0	0	0	59.031
407	01	02	00	Donaciones corrientes internas al sector privado	144.231	0	0	0	0	0	144.231
407	01	02	01	Donaciones corrientes a personas	144.231	0	0	0	0	0	144.231
				Totales	**203.262**	**0**	**0**	**0**	**0**	**0**	**203.262**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 130002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.144.016.159**	**0**	**0**	**0**	**0**	**0**	**1.144.016.159**
407	01	00	00	Transferencias y donaciones corrientes internas	1.144.016.159	0	0	0	0	0	1.144.016.159
407	01	03	00	Transferencias corrientes internas al sector público	1.144.016.159	0	0	0	0	0	1.144.016.159
407	01	03	03	Transferencias corrientes a entes descentralizados sin fines empresariales para atender beneficios de la seguridad social	1.144.016.159	0	0	0	0	0	1.144.016.159
				Totales	**1.144.016.159**	**0**	**0**	**0**	**0**	**0**	**1.144.016.159**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**45.299.202**	**0**	**0**	**0**	**0**	**0**	**45.299.202**
407	01	00	00	Transferencias y donaciones corrientes internas	45.299.202	0	0	0	0	0	45.299.202
407	01	01	00	Transferencias corrientes internas al sector privado	45.299.202	0	0	0	0	0	45.299.202
407	01	01	01	Pensiones del personal empleado, obrero y militar	6.147.832	0	0	0	0	0	6.147.832
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	13.033.280	0	0	0	0	0	13.033.280
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.713.374	0	0	0	0	0	1.713.374
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	672.891	0	0	0	0	0	672.891
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.300.000	0	0	0	0	0	1.300.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.003.533	0	0	0	0	0	5.003.533
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	4.005.095	0	0	0	0	0	4.005.095
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.467.170	0	0	0	0	0	1.467.170
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	1.500.000	0	0	0	0	0	1.500.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	10.456.027	0	0	0	0	0	10.456.027
				Totales	**45.299.202**	**0**	**0**	**0**	**0**	**0**	**45.299.202**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 130003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**45.299.202**	**0**	**0**	**0**	**0**	**0**	**45.299.202**
407	01	00	00	Transferencias y donaciones corrientes internas	45.299.202	0	0	0	0	0	45.299.202
407	01	01	00	Transferencias corrientes internas al sector privado	45.299.202	0	0	0	0	0	45.299.202
407	01	01	01	Pensiones del personal empleado, obrero y militar	6.147.832	0	0	0	0	0	6.147.832
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	13.033.280	0	0	0	0	0	13.033.280
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.713.374	0	0	0	0	0	1.713.374
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	672.891	0	0	0	0	0	672.891
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.300.000	0	0	0	0	0	1.300.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.003.533	0	0	0	0	0	5.003.533
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	4.005.095	0	0	0	0	0	4.005.095
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.467.170	0	0	0	0	0	1.467.170
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	1.500.000	0	0	0	0	0	1.500.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	10.456.027	0	0	0	0	0	10.456.027
				Totales	**45.299.202**	**0**	**0**	**0**	**0**	**0**	**45.299.202**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**842.426**	**0**	**0**	**0**	**0**	**0**	**842.426**
402	01	00	00	Productos alimenticios y agropecuarios	50.422	0	0	0	0	0	50.422
402	01	01	00	Alimentos y bebidas para personas	50.422	0	0	0	0	0	50.422
402	03	00	00	Textiles y vestuarios	120.034	0	0	0	0	0	120.034
402	03	01	00	Textiles	1.749	0	0	0	0	0	1.749
402	03	02	00	Prendas de vestir	118.285	0	0	0	0	0	118.285
402	05	00	00	Productos de papel, cartón e impresos	63.902	0	0	0	0	0	63.902
402	05	01	00	Pulpa de madera, papel y cartón	4.946	0	0	0	0	0	4.946
402	05	02	00	Envases y cajas de papel y cartón	587	0	0	0	0	0	587
402	05	03	00	Productos de papel y cartón para oficina	58.369	0	0	0	0	0	58.369
402	06	00	00	Productos químicos y derivados	247.326	0	0	0	0	0	247.326
402	06	03	00	Tintas, pinturas y colorantes	14.523	0	0	0	0	0	14.523
402	06	04	00	Productos farmacéuticos y medicamentos	10.779	0	0	0	0	0	10.779
402	06	08	00	Productos plásticos	222.024	0	0	0	0	0	222.024
402	10	00	00	Productos varios y útiles diversos	360.742	0	0	0	0	0	360.742
402	10	02	00	Materiales y útiles de limpieza y aseo	329.132	0	0	0	0	0	329.132
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	27.791	0	0	0	0	0	27.791
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.819	0	0	0	0	0	3.819
403	**00**	**00**	**00**	**Servicios no personales**	**796.533**	**0**	**0**	**0**	**0**	**0**	**796.533**
403	07	00	00	Servicios de información, impresión y relaciones públicas	285.610	0	0	0	0	0	285.610
403	07	02	00	Imprenta y reproducción	285.610	0	0	0	0	0	285.610
403	09	00	00	Viáticos y pasajes	391.762	0	0	0	0	0	391.762
403	09	01	00	Viáticos y pasajes dentro del país	391.762	0	0	0	0	0	391.762
403	18	00	00	Impuestos indirectos	119.161	0	0	0	0	0	119.161
403	18	01	00	Impuesto al valor agregado	119.161	0	0	0	0	0	119.161
				Totales	**1.638.959**	**0**	**0**	**0**	**0**	**0**	**1.638.959**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL TRABAJO Y SEGURIDAD SOCIAL

ACCIÓN CENTRALIZADA: 130007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 130007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**842.426**	**0**	**0**	**0**	**0**	**0**	**842.426**
402	01	00	00	Productos alimenticios y agropecuarios	50.422	0	0	0	0	0	50.422
402	01	01	00	Alimentos y bebidas para personas	50.422	0	0	0	0	0	50.422
402	03	00	00	Textiles y vestuarios	120.034	0	0	0	0	0	120.034
402	03	01	00	Textiles	1.749	0	0	0	0	0	1.749
402	03	02	00	Prendas de vestir	118.285	0	0	0	0	0	118.285
402	05	00	00	Productos de papel, cartón e impresos	63.902	0	0	0	0	0	63.902
402	05	01	00	Pulpa de madera, papel y cartón	4.946	0	0	0	0	0	4.946
402	05	02	00	Envases y cajas de papel y cartón	587	0	0	0	0	0	587
402	05	03	00	Productos de papel y cartón para oficina	58.369	0	0	0	0	0	58.369
402	06	00	00	Productos químicos y derivados	247.326	0	0	0	0	0	247.326
402	06	03	00	Tintas, pinturas y colorantes	14.523	0	0	0	0	0	14.523
402	06	04	00	Productos farmacéuticos y medicamentos	10.779	0	0	0	0	0	10.779
402	06	08	00	Productos plásticos	222.024	0	0	0	0	0	222.024
402	10	00	00	Productos varios y útiles diversos	360.742	0	0	0	0	0	360.742
402	10	02	00	Materiales y útiles de limpieza y aseo	329.132	0	0	0	0	0	329.132
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	27.791	0	0	0	0	0	27.791
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.819	0	0	0	0	0	3.819
403	**00**	**00**	**00**	**Servicios no personales**	**796.533**	**0**	**0**	**0**	**0**	**0**	**796.533**
403	07	00	00	Servicios de información, impresión y relaciones públicas	285.610	0	0	0	0	0	285.610
403	07	02	00	Imprenta y reproducción	285.610	0	0	0	0	0	285.610
403	09	00	00	Viáticos y pasajes	391.762	0	0	0	0	0	391.762
403	09	01	00	Viáticos y pasajes dentro del país	391.762	0	0	0	0	0	391.762
403	18	00	00	Impuestos indirectos	119.161	0	0	0	0	0	119.161
403	18	01	00	Impuesto al valor agregado	119.161	0	0	0	0	0	119.161
				Totales	**1.638.959**	**0**	**0**	**0**	**0**	**0**	**1.638.959**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**585.647.981**	**0**	**0**	**0**	**0**	**0**	**585.647.981**
401	01	00	00	Sueldos, salarios y otras retribuciones	117.981.776	0	0	0	0	0	117.981.776
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	59.894.407	0	0	0	0	0	59.894.407
401	01	03	00	Suplencias a empleados	3.097.947	0	0	0	0	0	3.097.947
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	34.093.090	0	0	0	0	0	34.093.090
401	01	12	00	Salarios a obreros en puestos no permanentes	768.600	0	0	0	0	0	768.600
401	01	13	00	Suplencias a obreros	2.054.009	0	0	0	0	0	2.054.009
401	01	18	00	Remuneraciones al personal contratado	10.417.293	0	0	0	0	0	10.417.293
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.863.266	0	0	0	0	0	3.863.266
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	79.495	0	0	0	0	0	79.495
401	01	99	00	Otras retribuciones	3.713.669	0	0	0	0	0	3.713.669
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	34.463.319	0	0	0	0	0	34.463.319
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	21.378.707	0	0	0	0	0	21.378.707
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	13.084.612	0	0	0	0	0	13.084.612
401	03	00	00	Primas	59.960.335	0	0	0	0	0	59.960.335
401	03	08	00	Primas de profesionalización a empleados	10.248.839	0	0	0	0	0	10.248.839
401	03	09	00	Primas por antigüedad a empleados	31.297.423	0	0	0	0	0	31.297.423
401	03	19	00	Primas por hijos de obreros	9.000	0	0	0	0	0	9.000
401	03	21	00	Primas por antigüedad a obreros	17.372.774	0	0	0	0	0	17.372.774
401	03	22	00	Primas de profesionalización a obreros	982.575	0	0	0	0	0	982.575
401	03	95	00	Otras primas al personal de alto nivel y de dirección	49.724	0	0	0	0	0	49.724
401	04	00	00	Complementos de sueldos y salarios	106.414.714	0	0	0	0	0	106.414.714
401	04	06	00	Complemento a empleados por comisión de servicios	1.258.224	0	0	0	0	0	1.258.224
401	04	08	00	Bono compensatorio de alimentación a empleados	40.976.160	0	0	0	0	0	40.976.160
401	04	09	00	Bono compensatorio de transporte a empleados	8.931.000	0	0	0	0	0	8.931.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	3.817.386	0	0	0	0	0	3.817.386
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.472.045	0	0	0	0	0	1.472.045
401	04	16	00	Complemento a obreros por gastos de alimentación	163.920	0	0	0	0	0	163.920
401	04	18	00	Bono compensatorio de alimentación a obreros	25.850.640	0	0	0	0	0	25.850.640
401	04	19	00	Bono compensatorio de transporte a obreros	5.697.100	0	0	0	0	0	5.697.100
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.544.480	0	0	0	0	0	2.544.480

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	27	00	Bono compensatorio de transporte al personal contratado	183.000	0	0	0	0	0	183.000
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	2.400	0	0	0	0	0	2.400
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	54.720	0	0	0	0	0	54.720
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	6.661.033	0	0	0	0	0	6.661.033
401	04	96	00	Otros complementos a empleados	2.660.500	0	0	0	0	0	2.660.500
401	04	97	00	Otros complementos a obreros	6.142.106	0	0	0	0	0	6.142.106
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	35.700.885	0	0	0	0	0	35.700.885
401	05	01	00	Aguinaldos a empleados	4.791.627	0	0	0	0	0	4.791.627
401	05	03	00	Bono vacacional a empleados	18.779.949	0	0	0	0	0	18.779.949
401	05	04	00	Aguinaldos a obreros	94.000	0	0	0	0	0	94.000
401	05	06	00	Bono vacacional a obreros	10.735.055	0	0	0	0	0	10.735.055
401	05	07	00	Aguinaldos al personal contratado	23.135	0	0	0	0	0	23.135
401	05	08	00	Bono vacacional al personal contratado	51.465	0	0	0	0	0	51.465
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	160.000	0	0	0	0	0	160.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.065.654	0	0	0	0	0	1.065.654
401	06	00	00	Aportes patronales y legales	29.989.752	0	0	0	0	0	29.989.752
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	11.316.209	0	0	0	0	0	11.316.209
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.735.015	0	0	0	0	0	3.735.015
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	2.490.010	0	0	0	0	0	2.490.010
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	6.387.204	0	0	0	0	0	6.387.204
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.129.068	0	0	0	0	0	2.129.068
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	1.419.379	0	0	0	0	0	1.419.379
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.598.057	0	0	0	0	0	1.598.057
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	532.686	0	0	0	0	0	532.686
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	355.124	0	0	0	0	0	355.124
401	06	96	00	Otros aportes legales por empleados	3.000	0	0	0	0	0	3.000
401	06	97	00	Otros aportes legales por obreros	24.000	0	0	0	0	0	24.000
401	07	00	00	Asistencia socio-económica	148.918.441	0	0	0	0	0	148.918.441
401	07	01	00	Capacitación y adiestramiento a empleados	570.000	0	0	0	0	0	570.000
401	07	02	00	Becas a empleados	1.776.300	0	0	0	0	0	1.776.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	03	00	Ayudas por matrimonio a empleados	8.500	0	0	0	0	0	8.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	20.000	0	0	0	0	0	20.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	18.675.074	0	0	0	0	0	18.675.074
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	48.000.000	0	0	0	0	0	48.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.372.500	0	0	0	0	0	1.372.500
401	07	10	00	Dotación de uniformes a empleados	2.192.190	0	0	0	0	0	2.192.190
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.045.671	0	0	0	0	0	2.045.671
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	967.500	0	0	0	0	0	967.500
401	07	17	00	Capacitación y adiestramiento a obreros	45.000	0	0	0	0	0	45.000
401	07	18	00	Becas a obreros	1.042.200	0	0	0	0	0	1.042.200
401	07	19	00	Ayudas por matrimonio de obreros	7.500	0	0	0	0	0	7.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	14.000	0	0	0	0	0	14.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	892.500	0	0	0	0	0	892.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	10.684.524	0	0	0	0	0	10.684.524
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	35.000.000	0	0	0	0	0	35.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	800.000	0	0	0	0	0	800.000
401	07	26	00	Dotación de uniformes a obreros	14.250.000	0	0	0	0	0	14.250.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.266.368	0	0	0	0	0	1.266.368
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	817.000	0	0	0	0	0	817.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	2.663.428	0	0	0	0	0	2.663.428
401	07	96	00	Otras subvenciones a empleados	3.299.400	0	0	0	0	0	3.299.400
401	07	97	00	Otras subvenciones a obreros	2.508.786	0	0	0	0	0	2.508.786
401	08	00	00	Prestaciones sociales e indemnizaciones	51.981.257	0	0	0	0	0	51.981.257
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	31.071.002	0	0	0	0	0	31.071.002
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	17.404.854	0	0	0	0	0	17.404.854
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	309.743	0	0	0	0	0	309.743
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.195.658	0	0	0	0	0	3.195.658
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000
401	96	00	00	Otros gastos del personal empleado	145.002	0	0	0	0	0	145.002

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	96	01	00	Otros gastos del personal empleado	145.002	0	0	0	0	0	145.002
401	97	00	00	Otros gastos del personal obrero	32.500	0	0	0	0	0	32.500
401	97	01	00	Otros gastos del personal obrero	32.500	0	0	0	0	0	32.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**18.070.078**	**0**	**0**	**0**	**0**	**0**	**18.070.078**
402	01	00	00	Productos alimenticios y agropecuarios	2.057.288	0	0	0	0	0	2.057.288
402	01	01	00	Alimentos y bebidas para personas	1.918.988	0	0	0	0	0	1.918.988
402	01	02	00	Alimentos para animales	105.542	0	0	0	0	0	105.542
402	01	03	00	Productos agrícolas y pecuarios	32.758	0	0	0	0	0	32.758
402	02	00	00	Productos de minas, canteras y yacimientos	19.424	0	0	0	0	0	19.424
402	02	05	00	Piedra, arcilla, arena y tierra	19.424	0	0	0	0	0	19.424
402	03	00	00	Textiles y vestuarios	811.022	0	0	0	0	0	811.022
402	03	01	00	Textiles	70.194	0	0	0	0	0	70.194
402	03	02	00	Prendas de vestir	736.948	0	0	0	0	0	736.948
402	03	03	00	Calzados	3.880	0	0	0	0	0	3.880
402	04	00	00	Productos de cuero y caucho	1.212.619	0	0	0	0	0	1.212.619
402	04	02	00	Productos de cuero y sucedáneos del cuero	6.000	0	0	0	0	0	6.000
402	04	03	00	Cauchos y tripas para vehículos	1.198.975	0	0	0	0	0	1.198.975
402	04	99	00	Otros productos de cuero y caucho	7.644	0	0	0	0	0	7.644
402	05	00	00	Productos de papel, cartón e impresos	2.825.760	0	0	0	0	0	2.825.760
402	05	01	00	Pulpa de madera, papel y cartón	787.423	0	0	0	0	0	787.423
402	05	02	00	Envases y cajas de papel y cartón	77.521	0	0	0	0	0	77.521
402	05	03	00	Productos de papel y cartón para oficina	1.299.457	0	0	0	0	0	1.299.457
402	05	04	00	Libros, revistas y periódicos	77.979	0	0	0	0	0	77.979
402	05	05	00	Material de enseñanza	8.500	0	0	0	0	0	8.500
402	05	06	00	Productos de papel y cartón para computación	118.358	0	0	0	0	0	118.358
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	444.841	0	0	0	0	0	444.841
402	05	99	00	Otros productos de pulpa, papel y cartón	11.681	0	0	0	0	0	11.681
402	06	00	00	Productos químicos y derivados	3.473.501	0	0	0	0	0	3.473.501
402	06	01	00	Sustancias químicas y de uso industrial	373.957	0	0	0	0	0	373.957
402	06	02	00	Abonos, plaguicidas y otros	37.423	0	0	0	0	0	37.423
402	06	03	00	Tintas, pinturas y colorantes	1.579.833	0	0	0	0	0	1.579.833

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	375.867	0	0	0	0	0	375.867
402	06	05	00	Productos de tocador	25.251	0	0	0	0	0	25.251
402	06	06	00	Combustibles y lubricantes	375.148	0	0	0	0	0	375.148
402	06	07	00	Productos diversos derivados del petróleo y del carbón	15.000	0	0	0	0	0	15.000
402	06	08	00	Productos plásticos	690.022	0	0	0	0	0	690.022
402	06	99	00	Otros productos de la industria química y conexos	1.000	0	0	0	0	0	1.000
402	07	00	00	Productos minerales no metálicos	545.343	0	0	0	0	0	545.343
402	07	01	00	Productos de barro, loza y porcelana	101.910	0	0	0	0	0	101.910
402	07	02	00	Vidrios y productos de vidrio	198.405	0	0	0	0	0	198.405
402	07	03	00	Productos de arcilla para construcción	102.500	0	0	0	0	0	102.500
402	07	04	00	Cemento, cal y yeso	112.384	0	0	0	0	0	112.384
402	07	99	00	Otros productos minerales no metálicos	30.144	0	0	0	0	0	30.144
402	08	00	00	Productos metálicos	2.086.327	0	0	0	0	0	2.086.327
402	08	01	00	Productos primarios de hierro y acero	36.000	0	0	0	0	0	36.000
402	08	02	00	Productos de metales no ferrosos	2.500	0	0	0	0	0	2.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	595.806	0	0	0	0	0	595.806
402	08	07	00	Material de señalamiento	6.980	0	0	0	0	0	6.980
402	08	09	00	Repuestos y accesorios para equipos de transporte	813.097	0	0	0	0	0	813.097
402	08	10	00	Repuestos y accesorios para otros equipos	622.774	0	0	0	0	0	622.774
402	08	99	00	Otros productos metálicos	9.170	0	0	0	0	0	9.170
402	09	00	00	Productos de madera	22.594	0	0	0	0	0	22.594
402	09	01	00	Productos primarios de madera	20.000	0	0	0	0	0	20.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	2.000	0	0	0	0	0	2.000
402	09	99	00	Otros productos de madera	594	0	0	0	0	0	594
402	10	00	00	Productos varios y útiles diversos	4.969.118	0	0	0	0	0	4.969.118
402	10	01	00	Artículos de deporte, recreación y juguetes	31.338	0	0	0	0	0	31.338
402	10	02	00	Materiales y útiles de limpieza y aseo	403.338	0	0	0	0	0	403.338
402	10	03	00	Utensilios de cocina y comedor	42.509	0	0	0	0	0	42.509
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	50.840	0	0	0	0	0	50.840
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	951.412	0	0	0	0	0	951.412
402	10	06	00	Condecoraciones, ofrendas y similares	151.697	0	0	0	0	0	151.697

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	279.987	0	0	0	0	0	279.987
402	10	08	00	Materiales para equipos de computación	2.220.025	0	0	0	0	0	2.220.025
402	10	09	00	Especies timbradas y valores	1.940	0	0	0	0	0	1.940
402	10	11	00	Materiales eléctricos	572.951	0	0	0	0	0	572.951
402	10	12	00	Materiales para instalaciones sanitarias	146.964	0	0	0	0	0	146.964
402	10	13	00	Materiales fotográficos	52.559	0	0	0	0	0	52.559
402	10	99	00	Otros productos y útiles diversos	63.558	0	0	0	0	0	63.558
402	99	00	00	Otros materiales y suministros	47.082	0	0	0	0	0	47.082
402	99	01	00	Otros materiales y suministros	47.082	0	0	0	0	0	47.082
403	**00**	**00**	**00**	**Servicios no personales**	**58.106.672**	**0**	**0**	**0**	**0**	**0**	**58.106.672**
403	01	00	00	Alquileres de inmuebles	3.038.170	0	0	0	0	0	3.038.170
403	01	01	00	Alquileres de edificios y locales	3.038.170	0	0	0	0	0	3.038.170
403	02	00	00	Alquileres de maquinaria y equipos	187.057	0	0	0	0	0	187.057
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	500	0	0	0	0	0	500
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	159.760	0	0	0	0	0	159.760
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	1.425	0	0	0	0	0	1.425
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	22.872	0	0	0	0	0	22.872
403	02	99	00	Alquileres de otras maquinaria y equipos	2.500	0	0	0	0	0	2.500
403	03	00	00	Derechos sobre bienes intangibles	80.000	0	0	0	0	0	80.000
403	03	03	00	Paquetes y programas de computación	80.000	0	0	0	0	0	80.000
403	04	00	00	Servicios básicos	6.733.271	0	0	0	0	0	6.733.271
403	04	01	00	Electricidad	1.817.128	0	0	0	0	0	1.817.128
403	04	02	00	Gas	188	0	0	0	0	0	188
403	04	03	00	Agua	726.531	0	0	0	0	0	726.531
403	04	04	00	Teléfonos	2.102.459	0	0	0	0	0	2.102.459
403	04	05	00	Servicio de comunicaciones	1.912.300	0	0	0	0	0	1.912.300
403	04	06	00	Servicio de aseo urbano y domiciliario	174.665	0	0	0	0	0	174.665
403	06	00	00	Servicios de transporte y almacenaje	541.546	0	0	0	0	0	541.546
403	06	01	00	Fletes y embalajes	51.097	0	0	0	0	0	51.097
403	06	03	00	Estacionamiento	99.773	0	0	0	0	0	99.773
403	06	04	00	Peaje	6.435	0	0	0	0	0	6.435

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	384.241	0	0	0	0	0	384.241
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.717.005	0	0	0	0	0	2.717.005
403	07	01	00	Publicidad y propaganda	616.832	0	0	0	0	0	616.832
403	07	02	00	Imprenta y reproducción	1.028.973	0	0	0	0	0	1.028.973
403	07	03	00	Relaciones sociales	702.292	0	0	0	0	0	702.292
403	07	04	00	Avisos	368.908	0	0	0	0	0	368.908
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.595.615	0	0	0	0	0	3.595.615
403	08	01	00	Primas y gastos de seguros	3.510.000	0	0	0	0	0	3.510.000
403	08	02	00	Comisiones y gastos bancarios	85.615	0	0	0	0	0	85.615
403	09	00	00	Viáticos y pasajes	5.089.623	0	0	0	0	0	5.089.623
403	09	01	00	Viáticos y pasajes dentro del país	4.566.723	0	0	0	0	0	4.566.723
403	09	02	00	Viáticos y pasajes fuera del país	518.500	0	0	0	0	0	518.500
403	09	03	00	Asignación por kilómetros recorridos	4.400	0	0	0	0	0	4.400
403	10	00	00	Servicios profesionales y técnicos	10.045.724	0	0	0	0	0	10.045.724
403	10	01	00	Servicios jurídicos	555.200	0	0	0	0	0	555.200
403	10	02	00	Servicios de contabilidad y auditoría	84.752	0	0	0	0	0	84.752
403	10	03	00	Servicios de procesamiento de datos	337.000	0	0	0	0	0	337.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	105.000	0	0	0	0	0	105.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.160.000	0	0	0	0	0	1.160.000
403	10	09	00	Servicios de lavandería y tintorería	1.759	0	0	0	0	0	1.759
403	10	10	00	Servicios de vigilancia	4.964.849	0	0	0	0	0	4.964.849
403	10	11	00	Servicios para la elaboración y suministro de comida	20.000	0	0	0	0	0	20.000
403	10	99	00	Otros servicios profesionales y técnicos	2.817.164	0	0	0	0	0	2.817.164
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.663.744	0	0	0	0	0	5.663.744
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	26.150	0	0	0	0	0	26.150
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.412.263	0	0	0	0	0	3.412.263
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	64.019	0	0	0	0	0	64.019
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	335.314	0	0	0	0	0	335.314
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.541.274	0	0	0	0	0	1.541.274

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	274.724	0	0	0	0	0	274.724
403	12	00	00	Conservación y reparaciones menores de obras	4.392.938	0	0	0	0	0	4.392.938
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.392.938	0	0	0	0	0	4.392.938
403	15	00	00	Servicios fiscales	59.500	0	0	0	0	0	59.500
403	15	02	00	Tasas y otros derechos obligatorios	57.000	0	0	0	0	0	57.000
403	15	99	00	Otros servicios fiscales	2.500	0	0	0	0	0	2.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.760.254	0	0	0	0	0	3.760.254
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.760.254	0	0	0	0	0	3.760.254
403	18	00	00	Impuestos indirectos	10.769.763	0	0	0	0	0	10.769.763
403	18	01	00	Impuesto al valor agregado	10.719.763	0	0	0	0	0	10.719.763
403	18	99	00	Otros impuestos indirectos	50.000	0	0	0	0	0	50.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.388.520	0	0	0	0	0	1.388.520
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.388.520	0	0	0	0	0	1.388.520
403	99	00	00	Otros servicios no personales	43.942	0	0	0	0	0	43.942
403	99	01	00	Otros servicios no personales	43.942	0	0	0	0	0	43.942
404	**00**	**00**	**00**	**Activos reales**	**10.539.302**	**0**	**0**	**0**	**0**	**0**	**10.539.302**
404	01	00	00	Repuestos y reparaciones mayores	2.039.327	0	0	0	0	0	2.039.327
404	01	01	00	Repuestos mayores	307.000	0	0	0	0	0	307.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	215.000	0	0	0	0	0	215.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	67.000	0	0	0	0	0	67.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.732.327	0	0	0	0	0	1.732.327
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.696.827	0	0	0	0	0	1.696.827
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	25.500	0	0	0	0	0	25.500
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	10.000	0	0	0	0	0	10.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	109.203	0	0	0	0	0	109.203
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	18.328	0	0	0	0	0	18.328
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	72.875	0	0	0	0	0	72.875
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	18.000	0	0	0	0	0	18.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	00	00	Equipos de transporte, tracción y elevación	8.000	0	0	0	0	0	8.000
404	04	05	00	Vehículos de tracción no motorizados	8.000	0	0	0	0	0	8.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	440.368	0	0	0	0	0	440.368
404	05	01	00	Equipos de telecomunicaciones	440.368	0	0	0	0	0	440.368
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	385.792	0	0	0	0	0	385.792
404	07	01	00	Equipos científicos y de laboratorio	231.288	0	0	0	0	0	231.288
404	07	02	00	Equipos de enseñanza, deporte y recreación	128.104	0	0	0	0	0	128.104
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	7.000	0	0	0	0	0	7.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	19.400	0	0	0	0	0	19.400
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.027.421	0	0	0	0	0	3.027.421
404	09	01	00	Mobiliario y equipos de oficina	959.880	0	0	0	0	0	959.880
404	09	02	00	Equipos de computación	1.558.718	0	0	0	0	0	1.558.718
404	09	03	00	Mobiliario y equipos de alojamiento	504.823	0	0	0	0	0	504.823
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	4.000	0	0	0	0	0	4.000
404	12	00	00	Activos intangibles	11.000	0	0	0	0	0	11.000
404	12	04	00	Paquetes y programas de computación	11.000	0	0	0	0	0	11.000
404	14	00	00	Contratación de inspección de obras	446.428	0	0	0	0	0	446.428
404	14	02	00	Contratación de inspección de obras de bienes del dominio público	446.428	0	0	0	0	0	446.428
404	16	00	00	Construcciones del dominio público	4.017.857	0	0	0	0	0	4.017.857
404	16	03	00	Construcciones de instalaciones hidráulicas	4.017.857	0	0	0	0	0	4.017.857
404	99	00	00	Otros activos reales	3.906	0	0	0	0	0	3.906
404	99	01	00	Otros activos reales	3.906	0	0	0	0	0	3.906
407	**00**	**00**	**00**	**Transferencias y donaciones**	**567.275.858**	**1.662.254.686**	**0**	**0**	**0**	**0**	**2.229.530.544**
407	01	00	00	Transferencias y donaciones corrientes internas	567.200.608	0	0	0	0	0	567.200.608
407	01	01	00	Transferencias corrientes internas al sector privado	196.621.080	0	0	0	0	0	196.621.080
407	01	01	01	Pensiones del personal empleado, obrero y militar	19.843.985	0	0	0	0	0	19.843.985
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	77.809.791	0	0	0	0	0	77.809.791
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	7.287.218	0	0	0	0	0	7.287.218
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.976.598	0	0	0	0	0	2.976.598

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	6.768.235	0	0	0	0	0	6.768.235
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	3.254.400	0	0	0	0	0	3.254.400
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	18.432.208	0	0	0	0	0	18.432.208
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	11.671.469	0	0	0	0	0	11.671.469
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	30.875.176	0	0	0	0	0	30.875.176
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	17.592.000	0	0	0	0	0	17.592.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	110.000	0	0	0	0	0	110.000
407	01	03	00	Transferencias corrientes internas al sector público	370.579.528	0	0	0	0	0	370.579.528
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	343.479.528	0	0	0	0	0	343.479.528
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	27.100.000	0	0	0	0	0	27.100.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	75.250	0	0	0	0	0	75.250
407	02	01	00	Transferencias corrientes al exterior	75.250	0	0	0	0	0	75.250
407	02	01	04	Transferencias corrientes a organismos internacionales	75.250	0	0	0	0	0	75.250
407	03	00	00	Transferencias y donaciones de capital internas	0	1.662.254.686	0	0	0	0	1.662.254.686
407	03	03	00	Transferencias de capital internas al sector público	0	1.662.254.686	0	0	0	0	1.662.254.686
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	413.096.126	0	0	0	0	413.096.126
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	1.249.158.560	0	0	0	0	1.249.158.560
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.200.000**	**0**	**0**	**0**	**0**	**0**	**1.200.000**
411	11	00	00	Obligaciones de ejercicios anteriores	1.200.000	0	0	0	0	0	1.200.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.200.000	0	0	0	0	0	1.200.000
				Totales	**1.240.839.891**	**1.662.254.686**	**0**	**0**	**0**	**0**	**2.903.094.577**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 112267 170123000 PLANES AMBIENTALES Y DE ORDENACIÓN DEL TERRITORIO. SEGUNDA ETAPA

OBJETIVO DEL PROYECTO: CONCILIAR LOS REQUERIMIENTOS DEL DESARROLLO ENDÓGENO SUSTENTABLE NACIONAL, CON LA GESTIÓN DEL AMBIENTE, PROPICIANDO UNA OCUPACIÓN RACIONAL DEL TERRITORIO DIRIGIDA HACIA LA BÚSQUEDA DE UNA DISTRIBUCIÓN ESPACIAL DE ACTIVIDADES QUE SATISFAGAN DIVERSOS ELEMENTOS DEL DESARROLLO

UNIDAD DE MEDIDA: PLAN **META:** 93

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.080.000**	**0**	**0**	**0**	**0**	**0**	**1.080.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.080.000	0	0	0	0	0	1.080.000
401	01	18	00	Remuneraciones al personal contratado	1.080.000	0	0	0	0	0	1.080.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**206.500**	**0**	**0**	**0**	**0**	**0**	**206.500**
402	01	00	00	Productos alimenticios y agropecuarios	85.000	0	0	0	0	0	85.000
402	01	01	00	Alimentos y bebidas para personas	85.000	0	0	0	0	0	85.000
402	03	00	00	Textiles y vestuarios	10.000	0	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	10.000	0	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	7.000	0	0	0	0	0	7.000
402	04	03	00	Cauchos y tripas para vehículos	7.000	0	0	0	0	0	7.000
402	05	00	00	Productos de papel, cartón e impresos	38.500	0	0	0	0	0	38.500
402	05	01	00	Pulpa de madera, papel y cartón	5.000	0	0	0	0	0	5.000
402	05	02	00	Envases y cajas de papel y cartón	6.000	0	0	0	0	0	6.000
402	05	03	00	Productos de papel y cartón para oficina	12.500	0	0	0	0	0	12.500
402	05	06	00	Productos de papel y cartón para computación	3.500	0	0	0	0	0	3.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	11.500	0	0	0	0	0	11.500
402	06	00	00	Productos químicos y derivados	3.000	0	0	0	0	0	3.000
402	06	03	00	Tintas, pinturas y colorantes	3.000	0	0	0	0	0	3.000
402	08	00	00	Productos metálicos	3.500	0	0	0	0	0	3.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.500	0	0	0	0	0	3.500
402	10	00	00	Productos varios y útiles diversos	57.500	0	0	0	0	0	57.500
402	10	02	00	Materiales y útiles de limpieza y aseo	2.000	0	0	0	0	0	2.000
402	10	03	00	Utensilios de cocina y comedor	2.500	0	0	0	0	0	2.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	08	00	Materiales para equipos de computación	45.000	0	0	0	0	0	45.000
402	99	00	00	Otros materiales y suministros	2.000	0	0	0	0	0	2.000
402	99	01	00	Otros materiales y suministros	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**465.500**	**0**	**0**	**0**	**0**	**0**	**465.500**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	0	1.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 112267 170123000 PLANES AMBIENTALES Y DE ORDENACIÓN DEL TERRITORIO. SEGUNDA ETAPA

OBJETIVO DEL PROYECTO: CONCILIAR LOS REQUERIMIENTOS DEL DESARROLLO ENDÓGENO SUSTENTABLE NACIONAL, CON LA GESTIÓN DEL AMBIENTE, PROPICIANDO UNA OCUPACIÓN RACIONAL DEL TERRITORIO DIRIGIDA HACIA LA BÚSQUEDA DE UNA DISTRIBUCIÓN ESPACIAL DE ACTIVIDADES QUE SATISFAGAN DIVERSOS ELEMENTOS DEL DESARROLLO

UNIDAD DE MEDIDA: PLAN **META:** 93

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	115.000	0	0	0	0	0	115.000
403	09	01	00	Viáticos y pasajes dentro del país	115.000	0	0	0	0	0	115.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	14.500	0	0	0	0	0	14.500
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.000	0	0	0	0	0	2.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.000	0	0	0	0	0	5.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	2.500	0	0	0	0	0	2.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	12	00	00	Conservación y reparaciones menores de obras	245.000	0	0	0	0	0	245.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	245.000	0	0	0	0	0	245.000
403	18	00	00	Impuestos indirectos	90.000	0	0	0	0	0	90.000
403	18	01	00	Impuesto al valor agregado	90.000	0	0	0	0	0	90.000
404	**00**	**00**	**00**	**Activos reales**	**248.000**	**0**	**0**	**0**	**0**	**0**	**248.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	248.000	0	0	0	0	0	248.000
404	09	01	00	Mobiliario y equipos de oficina	175.000	0	0	0	0	0	175.000
404	09	02	00	Equipos de computación	23.000	0	0	0	0	0	23.000
404	09	03	00	Mobiliario y equipos de alojamiento	50.000	0	0	0	0	0	50.000
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 112267 170123000 PLANES AMBIENTALES Y DE ORDENACIÓN DEL TERRITORIO. SEGUNDA ETAPA

OBJETIVO DEL PROYECTO: CONCILIAR LOS REQUERIMIENTOS DEL DESARROLLO ENDÓGENO SUSTENTABLE NACIONAL, CON LA GESTIÓN DEL AMBIENTE, PROPICIANDO UNA OCUPACIÓN RACIONAL DEL TERRITORIO DIRIGIDA HACIA LA BÚSQUEDA DE UNA DISTRIBUCIÓN ESPACIAL DE ACTIVIDADES QUE SATISFAGAN DIVERSOS ELEMENTOS DEL DESARROLLO

UNIDAD DE MEDIDA: PLAN **META:** 93

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 112267 170123000 PLANES AMBIENTALES Y DE ORDENACIÓN DEL TERRITORIO. SEGUNDA ETAPA

OBJETIVO DEL PROYECTO: CONCILIAR LOS REQUERIMIENTOS DEL DESARROLLO ENDÓGENO SUSTENTABLE NACIONAL, CON LA GESTIÓN DEL AMBIENTE, PROPICIANDO UNA OCUPACIÓN RACIONAL DEL TERRITORIO DIRIGIDA HACIA LA BÚSQUEDA DE UNA DISTRIBUCIÓN ESPACIAL DE ACTIVIDADES QUE SATISFAGAN DIVERSOS ELEMENTOS DEL DESARROLLO

UNIDAD DE MEDIDA: PLAN **META:** 93

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170123001 COORDINACIÓN NACIONAL, PLANIFICACIÓN Y ORDENACIÓN DEL TERRITORIO

UNIDAD DE MEDIDA: *DOCUMENTO* **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENACIÓN AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.080.000**	**0**	**0**	**0**	**0**	0	**1.080.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.080.000	0	0	0	0	0	1.080.000
401	01	18	00	Remuneraciones al personal contratado	1.080.000	0	0	0	0	0	1.080.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**61.000**	**0**	**0**	**0**	**0**	0	**61.000**
402	01	00	00	Productos alimenticios y agropecuarios	25.000	0	0	0	0	0	25.000
402	01	01	00	Alimentos y bebidas para personas	25.000	0	0	0	0	0	25.000
402	05	00	00	Productos de papel, cartón e impresos	16.500	0	0	0	0	0	16.500
402	05	01	00	Pulpa de madera, papel y cartón	2.000	0	0	0	0	0	2.000
402	05	02	00	Envases y cajas de papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	4.500	0	0	0	0	0	4.500
402	05	06	00	Productos de papel y cartón para computación	3.500	0	0	0	0	0	3.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.500	0	0	0	0	0	3.500
402	10	00	00	Productos varios y útiles diversos	19.500	0	0	0	0	0	19.500
402	10	02	00	Materiales y útiles de limpieza y aseo	2.000	0	0	0	0	0	2.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.500	0	0	0	0	0	2.500
402	10	08	00	Materiales para equipos de computación	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**127.500**	**0**	**0**	**0**	**0**	0	**127.500**
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.500	0	0	0	0	0	7.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.500	0	0	0	0	0	2.500
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	2.500	0	0	0	0	0	2.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.500	0	0	0	0	0	2.500
403	12	00	00	Conservación y reparaciones menores de obras	65.000	0	0	0	0	0	65.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 112267 170123000 PLANES AMBIENTALES Y DE ORDENACIÓN DEL TERRITORIO. SEGUNDA ETAPA

OBJETIVO DEL PROYECTO: CONCILIAR LOS REQUERIMIENTOS DEL DESARROLLO ENDÓGENO SUSTENTABLE NACIONAL, CON LA GESTIÓN DEL AMBIENTE, PROPICIANDO UNA OCUPACIÓN RACIONAL DEL TERRITORIO DIRIGIDA HACIA LA BÚSQUEDA DE UNA DISTRIBUCIÓN ESPACIAL DE ACTIVIDADES QUE SATISFAGAN DIVERSOS ELEMENTOS DEL DESARROLLO

UNIDAD DE MEDIDA: PLAN **META:** 93

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 170123001 COORDINACIÓN NACIONAL, PLANIFICACIÓN Y ORDENACIÓN DEL TERRITORIO

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENACIÓN AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	65.000	0	0	0	0	0	65.000
403	18	00	00	Impuestos indirectos	25.000	0	0	0	0	0	25.000
403	18	01	00	Impuesto al valor agregado	25.000	0	0	0	0	0	25.000
404	**00**	**00**	**00**	**Activos reales**	**60.500**	**0**	**0**	**0**	**0**	0	**60.500**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	60.500	0	0	0	0	0	60.500
404	09	01	00	Mobiliario y equipos de oficina	45.000	0	0	0	0	0	45.000
404	09	02	00	Equipos de computación	10.500	0	0	0	0	0	10.500
404	09	03	00	Mobiliario y equipos de alojamiento	5.000	0	0	0	0	0	5.000
				Totales	**1.329.000**	**0**	**0**	**0**	**0**	0	**1.329.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 112267 170123000 PLANES AMBIENTALES Y DE ORDENACIÓN DEL TERRITORIO. SEGUNDA ETAPA

OBJETIVO DEL PROYECTO: CONCILIAR LOS REQUERIMIENTOS DEL DESARROLLO ENDÓGENO SUSTENTABLE NACIONAL, CON LA GESTIÓN DEL AMBIENTE, PROPICIANDO UNA OCUPACIÓN RACIONAL DEL TERRITORIO DIRIGIDA HACIA LA BÚSQUEDA DE UNA DISTRIBUCIÓN ESPACIAL DE ACTIVIDADES QUE SATISFAGAN DIVERSOS ELEMENTOS DEL DESARROLLO

UNIDAD DE MEDIDA: PLAN **META:** 93

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170123002 IMPLEMENTACIÓN DE LOS PLANES NACIONALES DEL AMBIENTE Y DE ORDENACIÓN DEL TERRITORIO Y PLAN DE ORDENACIÓN Y GESTIÓN INTEGRADA DE ZONAS COSTERAS

UNIDAD DE MEDIDA: *INFORME* **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENACIÓN AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.500**	**0**	**0**	**0**	**0**	0	**50.500**
402	01	00	00	Productos alimenticios y agropecuarios	15.000	0	0	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	0	15.000
402	03	00	00	Textiles y vestuarios	10.000	0	0	0	0	0	10.000
402	03	02	00	Prendas de vestir	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	7.000	0	0	0	0	0	7.000
402	05	03	00	Productos de papel y cartón para oficina	3.500	0	0	0	0	0	3.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.500	0	0	0	0	0	3.500
402	10	00	00	Productos varios y útiles diversos	18.500	0	0	0	0	0	18.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.500	0	0	0	0	0	3.500
402	10	08	00	Materiales para equipos de computación	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**120.000**	**0**	**0**	**0**	**0**	0	**120.000**
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	12	00	00	Conservación y reparaciones menores de obras	65.000	0	0	0	0	0	65.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	65.000	0	0	0	0	0	65.000
403	18	00	00	Impuestos indirectos	25.000	0	0	0	0	0	25.000
403	18	01	00	Impuesto al valor agregado	25.000	0	0	0	0	0	25.000
404	**00**	**00**	**00**	**Activos reales**	**70.000**	**0**	**0**	**0**	**0**	0	**70.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	70.000	0	0	0	0	0	70.000
404	09	01	00	Mobiliario y equipos de oficina	50.000	0	0	0	0	0	50.000
404	09	03	00	Mobiliario y equipos de alojamiento	20.000	0	0	0	0	0	20.000
				Totales	**240.500**	**0**	**0**	**0**	**0**	0	**240.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 112267 170123000 PLANES AMBIENTALES Y DE ORDENACIÓN DEL TERRITORIO. SEGUNDA ETAPA

OBJETIVO DEL PROYECTO: CONCILIAR LOS REQUERIMIENTOS DEL DESARROLLO ENDÓGENO SUSTENTABLE NACIONAL, CON LA GESTIÓN DEL AMBIENTE, PROPICIANDO UNA OCUPACIÓN RACIONAL DEL TERRITORIO DIRIGIDA HACIA LA BÚSQUEDA DE UNA DISTRIBUCIÓN ESPACIAL DE ACTIVIDADES QUE SATISFAGAN DIVERSOS ELEMENTOS DEL DESARROLLO

UNIDAD DE MEDIDA: PLAN **META:** 93

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170123003 SISTEMA DE INFORMACIÓN GEOGRÁFICA PARA LA GESTIÓN DE LA ORDENACIÓN DEL TERRITORIO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENACIÓN AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**47.000**	**0**	**0**	**0**	**0**	0	**47.000**
402	01	00	00	Productos alimenticios y agropecuarios	25.000	0	0	0	0	0	25.000
402	01	01	00	Alimentos y bebidas para personas	25.000	0	0	0	0	0	25.000
402	04	00	00	Productos de cuero y caucho	4.000	0	0	0	0	0	4.000
402	04	03	00	Cauchos y tripas para vehículos	4.000	0	0	0	0	0	4.000
402	05	00	00	Productos de papel, cartón e impresos	9.500	0	0	0	0	0	9.500
402	05	01	00	Pulpa de madera, papel y cartón	3.000	0	0	0	0	0	3.000
402	05	02	00	Envases y cajas de papel y cartón	1.500	0	0	0	0	0	1.500
402	05	03	00	Productos de papel y cartón para oficina	2.500	0	0	0	0	0	2.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.500	0	0	0	0	0	2.500
402	06	00	00	Productos químicos y derivados	3.000	0	0	0	0	0	3.000
402	06	03	00	Tintas, pinturas y colorantes	3.000	0	0	0	0	0	3.000
402	08	00	00	Productos metálicos	3.500	0	0	0	0	0	3.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.500	0	0	0	0	0	3.500
402	99	00	00	Otros materiales y suministros	2.000	0	0	0	0	0	2.000
402	99	01	00	Otros materiales y suministros	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**86.000**	**0**	**0**	**0**	**0**	0	**86.000**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	12	00	00	Conservación y reparaciones menores de obras	50.000	0	0	0	0	0	50.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 112267 170123000 PLANES AMBIENTALES Y DE ORDENACIÓN DEL TERRITORIO. SEGUNDA ETAPA

OBJETIVO DEL PROYECTO: CONCILIAR LOS REQUERIMIENTOS DEL DESARROLLO ENDÓGENO SUSTENTABLE NACIONAL, CON LA GESTIÓN DEL AMBIENTE, PROPICIANDO UNA OCUPACIÓN RACIONAL DEL TERRITORIO DIRIGIDA HACIA LA BÚSQUEDA DE UNA DISTRIBUCIÓN ESPACIAL DE ACTIVIDADES QUE SATISFAGAN DIVERSOS ELEMENTOS DEL DESARROLLO

UNIDAD DE MEDIDA: PLAN **META:** 93

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170123003 SISTEMA DE INFORMACIÓN GEOGRÁFICA PARA LA GESTIÓN DE LA ORDENACIÓN DEL TERRITORIO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENACIÓN AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	15.000	0	0	0	0	0	15.000
404	**00**	**00**	**00**	**Activos reales**	**47.500**	**0**	**0**	**0**	**0**	0	**47.500**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	47.500	0	0	0	0	0	47.500
404	09	01	00	Mobiliario y equipos de oficina	30.000	0	0	0	0	0	30.000
404	09	02	00	Equipos de computación	12.500	0	0	0	0	0	12.500
404	09	03	00	Mobiliario y equipos de alojamiento	5.000	0	0	0	0	0	5.000
				Totales	**180.500**	**0**	**0**	**0**	**0**	0	**180.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 112267 170123000 PLANES AMBIENTALES Y DE ORDENACIÓN DEL TERRITORIO. SEGUNDA ETAPA

OBJETIVO DEL PROYECTO: CONCILIAR LOS REQUERIMIENTOS DEL DESARROLLO ENDÓGENO SUSTENTABLE NACIONAL, CON LA GESTIÓN DEL AMBIENTE, PROPICIANDO UNA OCUPACIÓN RACIONAL DEL TERRITORIO DIRIGIDA HACIA LA BÚSQUEDA DE UNA DISTRIBUCIÓN ESPACIAL DE ACTIVIDADES QUE SATISFAGAN DIVERSOS ELEMENTOS DEL DESARROLLO

UNIDAD DE MEDIDA: PLAN **META:** 93

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170123004 PLAN DE ORDENACIÓN Y GESTIÓN INTEGRADA DE ZONAS COSTERAS DEL RÍO ORINOCO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENACIÓN AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**48.000**	**0**	**0**	**0**	**0**	0	**48.000**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
402	04	00	00	Productos de cuero y caucho	3.000	0	0	0	0	0	3.000
402	04	03	00	Cauchos y tripas para vehículos	3.000	0	0	0	0	0	3.000
402	05	00	00	Productos de papel, cartón e impresos	5.500	0	0	0	0	0	5.500
402	05	02	00	Envases y cajas de papel y cartón	1.500	0	0	0	0	0	1.500
402	05	03	00	Productos de papel y cartón para oficina	2.000	0	0	0	0	0	2.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	19.500	0	0	0	0	0	19.500
402	10	03	00	Utensilios de cocina y comedor	2.500	0	0	0	0	0	2.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.000	0	0	0	0	0	2.000
402	10	08	00	Materiales para equipos de computación	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**132.000**	**0**	**0**	**0**	**0**	0	**132.000**
403	09	00	00	Viáticos y pasajes	35.000	0	0	0	0	0	35.000
403	09	01	00	Viáticos y pasajes dentro del país	35.000	0	0	0	0	0	35.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.000	0	0	0	0	0	7.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	2.000	0	0	0	0	0	2.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.500	0	0	0	0	0	2.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.500	0	0	0	0	0	2.500
403	12	00	00	Conservación y reparaciones menores de obras	65.000	0	0	0	0	0	65.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	65.000	0	0	0	0	0	65.000
403	18	00	00	Impuestos indirectos	25.000	0	0	0	0	0	25.000
403	18	01	00	Impuesto al valor agregado	25.000	0	0	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 112267 170123000 PLANES AMBIENTALES Y DE ORDENACIÓN DEL TERRITORIO. SEGUNDA ETAPA

OBJETIVO DEL PROYECTO: CONCILIAR LOS REQUERIMIENTOS DEL DESARROLLO ENDÓGENO SUSTENTABLE NACIONAL, CON LA GESTIÓN DEL AMBIENTE, PROPICIANDO UNA OCUPACIÓN RACIONAL DEL TERRITORIO DIRIGIDA HACIA LA BÚSQUEDA DE UNA DISTRIBUCIÓN ESPACIAL DE ACTIVIDADES QUE SATISFAGAN DIVERSOS ELEMENTOS DEL DESARROLLO

UNIDAD DE MEDIDA: PLAN **META:** 93

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENAMIENTO AMBIENTAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 170123004 PLAN DE ORDENACIÓN Y GESTIÓN INTEGRADA DE ZONAS COSTERAS DEL RÍO ORINOCO

UNIDAD DE MEDIDA: *INFORME TÉCNICO* **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y ORDENACIÓN AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**70.000**	**0**	**0**	**0**	**0**	0	**70.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	70.000	0	0	0	0	0	70.000
404	09	01	00	Mobiliario y equipos de oficina	50.000	0	0	0	0	0	50.000
404	09	03	00	Mobiliario y equipos de alojamiento	20.000	0	0	0	0	0	20.000
				Totales	**250.000**	**0**	**0**	**0**	**0**	0	**250.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 110736 170126000 AMPLIACIÓN, REHABILITACIÓN Y RECONSTRUCCIÓN ACUEDUCTOS Y CLOACAS A NIVEL NACIONAL (FASE II)

OBJETIVO DEL PROYECTO: RECUPERAR LA INFRAESTRUCTURA HIDRÁULICA, PARA GARANTIZAR EL SUMINISTRO DE AGUA POTABLE Y EL CONTROL DE LA CONTAMINACIÓN

UNIDAD DE MEDIDA: OBRA **META:** 50

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO AMBIENTAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**535.715**	**0**	**0**	**0**	**0**	**0**	**535.715**
403	18	00	00	Impuestos indirectos	535.715	0	0	0	0	0	535.715
403	18	01	00	Impuesto al valor agregado	535.715	0	0	0	0	0	535.715
404	**00**	**00**	**00**	**Activos reales**	**4.464.285**	**0**	**0**	**0**	**0**	**0**	**4.464.285**
404	14	00	00	Contratación de inspección de obras	446.428	0	0	0	0	0	446.428
404	14	02	00	Contratación de inspección de obras de bienes del dominio público	446.428	0	0	0	0	0	446.428
404	16	00	00	Construcciones del dominio público	4.017.857	0	0	0	0	0	4.017.857
404	16	03	00	Construcciones de instalaciones hidráulicas	4.017.857	0	0	0	0	0	4.017.857
				Totales	**5.000.000**	**0**	**0**	**0**	**0**	**0**	**5.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 110736 170126000 AMPLIACIÓN, REHABILITACIÓN Y RECONSTRUCCIÓN ACUEDUCTOS Y CLOACAS A NIVEL NACIONAL (FASE II)

OBJETIVO DEL PROYECTO: RECUPERAR LA INFRAESTRUCTURA HIDRÁULICA, PARA GARANTIZAR EL SUMINISTRO DE AGUA POTABLE Y EL CONTROL DE LA CONTAMINACIÓN

UNIDAD DE MEDIDA: OBRA

META: 50

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO AMBIENTAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 110736 170126000 AMPLIACIÓN, REHABILITACIÓN Y RECONSTRUCCIÓN ACUEDUCTOS Y CLOACAS A NIVEL NACIONAL (FASE II)

OBJETIVO DEL PROYECTO: RECUPERAR LA INFRAESTRUCTURA HIDRÁULICA, PARA GARANTIZAR EL SUMINISTRO DE AGUA POTABLE Y EL CONTROL DE LA CONTAMINACIÓN

UNIDAD DE MEDIDA: OBRA **META:** 50

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO AMBIENTAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 170126001 CONSTRUCCIÓN Y EQUIPAMIENTO DE OBRAS

UNIDAD DE MEDIDA: OBRA **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**482.143**	**0**	**0**	**0**	**0**	0	**482.143**
403	18	00	00	Impuestos indirectos	482.143	0	0	0	0	0	482.143
403	18	01	00	Impuesto al valor agregado	482.143	0	0	0	0	0	482.143
404	**00**	**00**	**00**	**Activos reales**	**4.017.857**	**0**	**0**	**0**	**0**	0	**4.017.857**
404	16	00	00	Construcciones del dominio público	4.017.857	0	0	0	0	0	4.017.857
404	16	03	00	Construcciones de instalaciones hidráulicas	4.017.857	0	0	0	0	0	4.017.857
				Totales	**4.500.000**	**0**	**0**	**0**	**0**	0	**4.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 110736 170126000 AMPLIACIÓN, REHABILITACIÓN Y RECONSTRUCCIÓN ACUEDUCTOS Y CLOACAS A NIVEL NACIONAL (FASE II)

OBJETIVO DEL PROYECTO: RECUPERAR LA INFRAESTRUCTURA HIDRÁULICA, PARA GARANTIZAR EL SUMINISTRO DE AGUA POTABLE Y EL CONTROL DE LA CONTAMINACIÓN

UNIDAD DE MEDIDA: OBRA **META:** 50

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO AMBIENTAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170126002 INSPECCIÓN

UNIDAD DE MEDIDA: *INSPECCIÓN* **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EQUIPAMIENTO AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**53.572**	**0**	**0**	**0**	**0**	0	**53.572**
403	18	00	00	Impuestos indirectos	53.572	0	0	0	0	0	53.572
403	18	01	00	Impuesto al valor agregado	53.572	0	0	0	0	0	53.572
404	**00**	**00**	**00**	**Activos reales**	**446.428**	**0**	**0**	**0**	**0**	0	**446.428**
404	14	00	00	Contratación de inspección de obras	446.428	0	0	0	0	0	446.428
404	14	02	00	Contratación de inspección de obras de bienes del dominio público	446.428	0	0	0	0	0	446.428
				Totales	**500.000**	**0**	**0**	**0**	**0**	0	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 115063 170140000 IMPLEMENTACIÓN DE LA ESTRATEGIA NACIONAL PARA CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA Y SUS PLANES DE ACCIÓN. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.983.789**	**0**	**0**	**0**	**0**	**0**	**1.983.789**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.255.932	0	0	0	0	0	1.255.932
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.225.933	0	0	0	0	0	1.225.933
401	01	18	00	Remuneraciones al personal contratado	29.999	0	0	0	0	0	29.999
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	727.857	0	0	0	0	0	727.857
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	727.857	0	0	0	0	0	727.857
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**578.413**	**0**	**0**	**0**	**0**	**0**	**578.413**
402	01	00	00	Productos alimenticios y agropecuarios	214.413	0	0	0	0	0	214.413
402	01	01	00	Alimentos y bebidas para personas	97.513	0	0	0	0	0	97.513
402	01	02	00	Alimentos para animales	100.000	0	0	0	0	0	100.000
402	01	03	00	Productos agrícolas y pecuarios	16.900	0	0	0	0	0	16.900
402	02	00	00	Productos de minas, canteras y yacimientos	6.000	0	0	0	0	0	6.000
402	02	05	00	Piedra, arcilla, arena y tierra	6.000	0	0	0	0	0	6.000
402	03	00	00	Textiles y vestuarios	35.000	0	0	0	0	0	35.000
402	03	02	00	Prendas de vestir	35.000	0	0	0	0	0	35.000
402	04	00	00	Productos de cuero y caucho	40.000	0	0	0	0	0	40.000
402	04	03	00	Cauchos y tripas para vehículos	40.000	0	0	0	0	0	40.000
402	05	00	00	Productos de papel, cartón e impresos	17.500	0	0	0	0	0	17.500
402	05	01	00	Pulpa de madera, papel y cartón	5.000	0	0	0	0	0	5.000
402	05	02	00	Envases y cajas de papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	6.500	0	0	0	0	0	6.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.000	0	0	0	0	0	3.000
402	06	00	00	Productos químicos y derivados	136.500	0	0	0	0	0	136.500
402	06	01	00	Sustancias químicas y de uso industrial	32.900	0	0	0	0	0	32.900
402	06	02	00	Abonos, plaguicidas y otros	7.000	0	0	0	0	0	7.000
402	06	03	00	Tintas, pinturas y colorantes	11.000	0	0	0	0	0	11.000
402	06	04	00	Productos farmacéuticos y medicamentos	4.500	0	0	0	0	0	4.500
402	06	06	00	Combustibles y lubricantes	13.000	0	0	0	0	0	13.000
402	06	08	00	Productos plásticos	68.100	0	0	0	0	0	68.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 115063 170140000 IMPLEMENTACIÓN DE LA ESTRATEGIA NACIONAL PARA CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA Y SUS PLANES DE ACCIÓN. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: PLAN

META: 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	00	00	Productos minerales no metálicos	11.000	0	0	0	0	0	11.000
402	07	02	00	Vidrios y productos de vidrio	11.000	0	0	0	0	0	11.000
402	08	00	00	Productos metálicos	65.000	0	0	0	0	0	65.000
402	08	01	00	Productos primarios de hierro y acero	26.000	0	0	0	0	0	26.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	16.000	0	0	0	0	0	16.000
402	08	10	00	Repuestos y accesorios para otros equipos	8.000	0	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	53.000	0	0	0	0	0	53.000
402	10	02	00	Materiales y útiles de limpieza y aseo	7.000	0	0	0	0	0	7.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	07	00	Productos de seguridad en el trabajo	15.000	0	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	7.000	0	0	0	0	0	7.000
402	10	11	00	Materiales eléctricos	7.000	0	0	0	0	0	7.000
402	10	99	00	Otros productos y útiles diversos	4.000	0	0	0	0	0	4.000
403	**00**	**00**	**00**	**Servicios no personales**	**732.587**	**0**	**0**	**0**	**0**	**0**	**732.587**
403	06	00	00	Servicios de transporte y almacenaje	6.500	0	0	0	0	0	6.500
403	06	03	00	Estacionamiento	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajeria	5.500	0	0	0	0	0	5.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	95.000	0	0	0	0	0	95.000
403	07	02	00	Imprenta y reproducción	95.000	0	0	0	0	0	95.000
403	09	00	00	Viáticos y pasajes	175.000	0	0	0	0	0	175.000
403	09	01	00	Viáticos y pasajes dentro del país	175.000	0	0	0	0	0	175.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	309.796	0	0	0	0	0	309.796
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	12.000	0	0	0	0	0	12.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	212.177	0	0	0	0	0	212.177
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	30.000	0	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 115063 170140000 IMPLEMENTACIÓN DE LA ESTRATEGIA NACIONAL PARA CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA Y SUS PLANES DE ACCIÓN. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	35.619	0	0	0	0	0	35.619
403	18	00	00	Impuestos indirectos	146.291	0	0	0	0	0	146.291
403	18	01	00	Impuesto al valor agregado	146.291	0	0	0	0	0	146.291
404	**00**	**00**	**00**	**Activos reales**	**135.000**	**0**	**0**	**0**	**0**	**0**	**135.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	15.000	0	0	0	0	0	15.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	15.000	0	0	0	0	0	15.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
404	05	01	00	Equipos de telecomunicaciones	10.000	0	0	0	0	0	10.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	16.000	0	0	0	0	0	16.000
404	07	01	00	Equipos científicos y de laboratorio	16.000	0	0	0	0	0	16.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	94.000	0	0	0	0	0	94.000
404	09	01	00	Mobiliario y equipos de oficina	17.000	0	0	0	0	0	17.000
404	09	02	00	Equipos de computación	57.000	0	0	0	0	0	57.000
404	09	03	00	Mobiliario y equipos de alojamiento	20.000	0	0	0	0	0	20.000
				Totales	**3.429.789**	**0**	**0**	**0**	**0**	**0**	**3.429.789**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 115063 170140000 IMPLEMENTACIÓN DE LA ESTRATEGIA NACIONAL PARA CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA Y SUS PLANES DE ACCIÓN. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: PLAN

META: 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 115063 170140000 IMPLEMENTACIÓN DE LA ESTRATEGIA NACIONAL PARA CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA Y SUS PLANES DE ACCIÓN. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170140001 GESTIÓN DE LA INFORMACIÓN

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.983.789**	**0**	**0**	**0**	**0**	0	**1.983.789**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.255.932	0	0	0	0	0	1.255.932
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.225.933	0	0	0	0	0	1.225.933
401	01	18	00	Remuneraciones al personal contratado	29.999	0	0	0	0	0	29.999
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	727.857	0	0	0	0	0	727.857
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	727.857	0	0	0	0	0	727.857
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**415.000**	**0**	**0**	**0**	**0**	0	**415.000**
402	01	00	00	Productos alimenticios y agropecuarios	174.900	0	0	0	0	0	174.900
402	01	01	00	Alimentos y bebidas para personas	58.000	0	0	0	0	0	58.000
402	01	02	00	Alimentos para animales	100.000	0	0	0	0	0	100.000
402	01	03	00	Productos agrícolas y pecuarios	16.900	0	0	0	0	0	16.900
402	02	00	00	Productos de minas, canteras y yacimientos	6.000	0	0	0	0	0	6.000
402	02	05	00	Piedra, arcilla, arena y tierra	6.000	0	0	0	0	0	6.000
402	03	00	00	Textiles y vestuarios	35.000	0	0	0	0	0	35.000
402	03	02	00	Prendas de vestir	35.000	0	0	0	0	0	35.000
402	04	00	00	Productos de cuero y caucho	25.000	0	0	0	0	0	25.000
402	04	03	00	Cauchos y tripas para vehículos	25.000	0	0	0	0	0	25.000
402	05	00	00	Productos de papel, cartón e impresos	11.000	0	0	0	0	0	11.000
402	05	01	00	Pulpa de madera, papel y cartón	2.000	0	0	0	0	0	2.000
402	05	02	00	Envases y cajas de papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	3.000	0	0	0	0	0	3.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.000	0	0	0	0	0	3.000
402	06	00	00	Productos químicos y derivados	72.100	0	0	0	0	0	72.100
402	06	01	00	Sustancias químicas y de uso industrial	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 115063 170140000 IMPLEMENTACIÓN DE LA ESTRATEGIA NACIONAL PARA CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA Y SUS PLANES DE ACCIÓN. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: PLAN

META: 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 170140001 GESTIÓN DE LA INFORMACIÓN

UNIDAD DE MEDIDA: PLAN

META: 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	02	00	Abonos, plaguicidas y otros	5.000	0	0	0	0	0	5.000
402	06	03	00	Tintas, pinturas y colorantes	6.000	0	0	0	0	0	6.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.000	0	0	0	0	0	2.000
402	06	06	00	Combustibles y lubricantes	6.000	0	0	0	0	0	6.000
402	06	08	00	Productos plásticos	38.100	0	0	0	0	0	38.100
402	07	00	00	Productos minerales no metálicos	7.000	0	0	0	0	0	7.000
402	07	02	00	Vidrios y productos de vidrio	7.000	0	0	0	0	0	7.000
402	08	00	00	Productos metálicos	48.000	0	0	0	0	0	48.000
402	08	01	00	Productos primarios de hierro y acero	26.000	0	0	0	0	0	26.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	8.000	0	0	0	0	0	8.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	8.000	0	0	0	0	0	8.000
402	08	10	00	Repuestos y accesorios para otros equipos	6.000	0	0	0	0	0	6.000
402	10	00	00	Productos varios y útiles diversos	36.000	0	0	0	0	0	36.000
402	10	02	00	Materiales y útiles de limpieza y aseo	5.000	0	0	0	0	0	5.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	07	00	Productos de seguridad en el trabajo	15.000	0	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	2.000	0	0	0	0	0	2.000
402	10	11	00	Materiales eléctricos	2.000	0	0	0	0	0	2.000
402	10	99	00	Otros productos y útiles diversos	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**497.894**	**0**	**0**	**0**	**0**	0	**497.894**
403	06	00	00	Servicios de transporte y almacenaje	4.300	0	0	0	0	0	4.300
403	06	03	00	Estacionamiento	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.300	0	0	0	0	0	3.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 115063 170140000 IMPLEMENTACIÓN DE LA ESTRATEGIA NACIONAL PARA CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA Y SUS PLANES DE ACCIÓN. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170140001 GESTIÓN DE LA INFORMACIÓN

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	70.000	0	0	0	0	0	70.000
403	07	02	00	Imprenta y reproducción	70.000	0	0	0	0	0	70.000
403	09	00	00	Viáticos y pasajes	130.000	0	0	0	0	0	130.000
403	09	01	00	Viáticos y pasajes dentro del país	130.000	0	0	0	0	0	130.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	194.177	0	0	0	0	0	194.177
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	7.000	0	0	0	0	0	7.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	142.177	0	0	0	0	0	142.177
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	20.000	0	0	0	0	0	20.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	99.417	0	0	0	0	0	99.417
403	18	01	00	Impuesto al valor agregado	99.417	0	0	0	0	0	99.417
404	**00**	**00**	**00**	**Activos reales**	**85.000**	**0**	**0**	**0**	**0**	0	**85.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	8.000	0	0	0	0	0	8.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	8.000	0	0	0	0	0	8.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
404	05	01	00	Equipos de telecomunicaciones	10.000	0	0	0	0	0	10.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
404	07	01	00	Equipos científicos y de laboratorio	10.000	0	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	57.000	0	0	0	0	0	57.000
404	09	01	00	Mobiliario y equipos de oficina	7.000	0	0	0	0	0	7.000
404	09	02	00	Equipos de computación	40.000	0	0	0	0	0	40.000
404	09	03	00	Mobiliario y equipos de alojamiento	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 115063 170140000 IMPLEMENTACIÓN DE LA ESTRATEGIA NACIONAL PARA CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA Y SUS PLANES DE ACCIÓN. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: PLAN

META: 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 170140001 GESTIÓN DE LA INFORMACIÓN

UNIDAD DE MEDIDA: PLAN

META: 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**2.981.683**	**0**	**0**	**0**	**0**	0	**2.981.683**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 115063 170140000 IMPLEMENTACIÓN DE LA ESTRATEGIA NACIONAL PARA CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA Y SUS PLANES DE ACCIÓN. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170140002 IMPLEMENTACIÓN DE LOS PLANES DE CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA CON UN ENFOQUE BASADO EN LA RELACIÓN CUENCAS - COMUNIDADES

UNIDAD DE MEDIDA: PLAN **META:** 7

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**163.413**	**0**	**0**	**0**	**0**	0	**163.413**
402	01	00	00	Productos alimenticios y agropecuarios	39.513	0	0	0	0	0	39.513
402	01	01	00	Alimentos y bebidas para personas	39.513	0	0	0	0	0	39.513
402	04	00	00	Productos de cuero y caucho	15.000	0	0	0	0	0	15.000
402	04	03	00	Cauchos y tripas para vehículos	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	6.500	0	0	0	0	0	6.500
402	05	01	00	Pulpa de madera, papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	3.500	0	0	0	0	0	3.500
402	06	00	00	Productos químicos y derivados	64.400	0	0	0	0	0	64.400
402	06	01	00	Sustancias químicas y de uso industrial	17.900	0	0	0	0	0	17.900
402	06	02	00	Abonos, plaguicidas y otros	2.000	0	0	0	0	0	2.000
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	0	5.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.500	0	0	0	0	0	2.500
402	06	06	00	Combustibles y lubricantes	7.000	0	0	0	0	0	7.000
402	06	08	00	Productos plásticos	30.000	0	0	0	0	0	30.000
402	07	00	00	Productos minerales no metálicos	4.000	0	0	0	0	0	4.000
402	07	02	00	Vidrios y productos de vidrio	4.000	0	0	0	0	0	4.000
402	08	00	00	Productos metálicos	17.000	0	0	0	0	0	17.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.000	0	0	0	0	0	7.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	8.000	0	0	0	0	0	8.000
402	08	10	00	Repuestos y accesorios para otros equipos	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	17.000	0	0	0	0	0	17.000
402	10	02	00	Materiales y útiles de limpieza y aseo	2.000	0	0	0	0	0	2.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.000	0	0	0	0	0	3.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 115063 170140000 IMPLEMENTACIÓN DE LA ESTRATEGIA NACIONAL PARA CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA Y SUS PLANES DE ACCIÓN. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170140002 IMPLEMENTACIÓN DE LOS PLANES DE CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA CON UN ENFOQUE BASADO EN LA RELACIÓN CUENCAS - COMUNIDADES

UNIDAD DE MEDIDA: PLAN **META:** 7

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
402	10	11	00	Materiales eléctricos	5.000	0	0	0	0	0	5.000
402	10	99	00	Otros productos y útiles diversos	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**234.693**	**0**	**0**	**0**	**0**	0	**234.693**
403	06	00	00	Servicios de transporte y almacenaje	2.200	0	0	0	0	0	2.200
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.200	0	0	0	0	0	2.200
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.000	0	0	0	0	0	25.000
403	07	02	00	Imprenta y reproducción	25.000	0	0	0	0	0	25.000
403	09	00	00	Viáticos y pasajes	45.000	0	0	0	0	0	45.000
403	09	01	00	Viáticos y pasajes dentro del país	45.000	0	0	0	0	0	45.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	115.619	0	0	0	0	0	115.619
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	5.000	0	0	0	0	0	5.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	70.000	0	0	0	0	0	70.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	15.619	0	0	0	0	0	15.619
403	18	00	00	Impuestos indirectos	46.874	0	0	0	0	0	46.874
403	18	01	00	Impuesto al valor agregado	46.874	0	0	0	0	0	46.874
404	**00**	**00**	**00**	**Activos reales**	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	7.000	0	0	0	0	0	7.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	7.000	0	0	0	0	0	7.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.000	0	0	0	0	0	6.000
404	07	01	00	Equipos científicos y de laboratorio	6.000	0	0	0	0	0	6.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 115063 170140000 IMPLEMENTACIÓN DE LA ESTRATEGIA NACIONAL PARA CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA Y SUS PLANES DE ACCIÓN. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170140002 IMPLEMENTACIÓN DE LOS PLANES DE CONSERVACIÓN DE LA DIVERSIDAD BIOLÓGICA CON UN ENFOQUE BASADO EN LA RELACIÓN CUENCAS - COMUNIDADES

UNIDAD DE MEDIDA: PLAN **META:** 7

RESPONSABLE/EJECUTOR: OFICINA NACIONAL DE DIVERSIDAD BIOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	37.000	0	0	0	0	0	37.000
404	09	01	00	Mobiliario y equipos de oficina	10.000	0	0	0	0	0	10.000
404	09	02	00	Equipos de computación	17.000	0	0	0	0	0	17.000
404	09	03	00	Mobiliario y equipos de alojamiento	10.000	0	0	0	0	0	10.000
				Totales	**448.106**	**0**	**0**	**0**	**0**	0	**448.106**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 113757 170141000 PREVENCIÓN Y EXTINCIÓN DE INCENDIOS FORESTALES PARA LA CONSERVACIÓN DE LA BIODIVERSIDAD Y LAS CUENCAS HIDROGRÁFICAS

OBJETIVO DEL PROYECTO: CONSERVAR LOS SISTEMAS ECOLÓGICOS DEL PAÍS Y LA DIVERSIDAD BIOLÓGICA, PROMOVIENDO EL USO SUSTENTABLE

UNIDAD DE MEDIDA: EVENTO ASISTIDO **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**149.767**	**0**	**0**	**0**	**0**	**0**	**149.767**
401	01	00	00	Sueldos, salarios y otras retribuciones	104.653	0	0	0	0	0	104.653
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	104.653	0	0	0	0	0	104.653
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	45.114	0	0	0	0	0	45.114
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	45.114	0	0	0	0	0	45.114
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.144**	**0**	**0**	**0**	**0**	**0**	**150.144**
402	01	00	00	Productos alimenticios y agropecuarios	28.336	0	0	0	0	0	28.336
402	01	01	00	Alimentos y bebidas para personas	28.336	0	0	0	0	0	28.336
402	02	00	00	Productos de minas, canteras y yacimientos	200	0	0	0	0	0	200
402	02	05	00	Piedra, arcilla, arena y tierra	200	0	0	0	0	0	200
402	03	00	00	Textiles y vestuarios	30.409	0	0	0	0	0	30.409
402	03	02	00	Prendas de vestir	30.409	0	0	0	0	0	30.409
402	05	00	00	Productos de papel, cartón e impresos	1.563	0	0	0	0	0	1.563
402	05	01	00	Pulpa de madera, papel y cartón	138	0	0	0	0	0	138
402	05	03	00	Productos de papel y cartón para oficina	715	0	0	0	0	0	715
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	710	0	0	0	0	0	710
402	06	00	00	Productos químicos y derivados	30.126	0	0	0	0	0	30.126
402	06	06	00	Combustibles y lubricantes	30.126	0	0	0	0	0	30.126
402	08	00	00	Productos metálicos	35.898	0	0	0	0	0	35.898
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	35.898	0	0	0	0	0	35.898
402	10	00	00	Productos varios y útiles diversos	23.612	0	0	0	0	0	23.612
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.430	0	0	0	0	0	2.430
402	10	07	00	Productos de seguridad en el trabajo	21.182	0	0	0	0	0	21.182
403	**00**	**00**	**00**	**Servicios no personales**	**22.089**	**0**	**0**	**0**	**0**	**0**	**22.089**
403	09	00	00	Viáticos y pasajes	4.174	0	0	0	0	0	4.174
403	09	01	00	Viáticos y pasajes dentro del país	4.174	0	0	0	0	0	4.174
403	18	00	00	Impuestos indirectos	17.915	0	0	0	0	0	17.915
403	18	01	00	Impuesto al valor agregado	17.915	0	0	0	0	0	17.915
404	**00**	**00**	**00**	**Activos reales**	**18.000**	**0**	**0**	**0**	**0**	**0**	**18.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 113757 170141000 PREVENCIÓN Y EXTINCIÓN DE INCENDIOS FORESTALES PARA LA CONSERVACIÓN DE LA BIODIVERSIDAD Y LAS CUENCAS HIDROGRÁFICAS

OBJETIVO DEL PROYECTO: CONSERVAR LOS SISTEMAS ECOLÓGICOS DEL PAÍS Y LA DIVERSIDAD BIOLÓGICA, PROMOVIENDO EL USO SUSTENTABLE

UNIDAD DE MEDIDA: EVENTO ASISTIDO **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	18.000	0	0	0	0	0	18.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	18.000	0	0	0	0	0	18.000
				Totales	**340.000**	**0**	**0**	**0**	**0**	**0**	**340.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 113757 170141000 PREVENCIÓN Y EXTINCIÓN DE INCENDIOS FORESTALES PARA LA CONSERVACIÓN DE LA BIODIVERSIDAD Y LAS CUENCAS HIDROGRÁFICAS

OBJETIVO DEL PROYECTO: CONSERVAR LOS SISTEMAS ECOLÓGICOS DEL PAÍS Y LA DIVERSIDAD BIOLÓGICA, PROMOVIENDO EL USO SUSTENTABLE

UNIDAD DE MEDIDA: EVENTO ASISTIDO

META: 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 113757 170141000 PREVENCIÓN Y EXTINCIÓN DE INCENDIOS FORESTALES PARA LA CONSERVACIÓN DE LA BIODIVERSIDAD Y LAS CUENCAS HIDROGRÁFICAS

OBJETIVO DEL PROYECTO: CONSERVAR LOS SISTEMAS ECOLÓGICOS DEL PAÍS Y LA DIVERSIDAD BIOLÓGICA, PROMOVIENDO EL USO SUSTENTABLE

UNIDAD DE MEDIDA: EVENTO ASISTIDO **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170141001 FORMACIÓN DE MULTIPLICADORES PARA AMPLIAR LA CAPACIDAD DE SENSIBILIZAR A LAS COMUNIDADES RESPECTO A LA PROBLEMÁTICA DE LOS INCENDIOS FORESTALES

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 60

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.938**	**0**	**0**	**0**	**0**	0	**10.938**
402	01	00	00	Productos alimenticios y agropecuarios	9.000	0	0	0	0	0	9.000
402	01	01	00	Alimentos y bebidas para personas	9.000	0	0	0	0	0	9.000
402	05	00	00	Productos de papel, cartón e impresos	938	0	0	0	0	0	938
402	05	01	00	Pulpa de madera, papel y cartón	138	0	0	0	0	0	138
402	05	03	00	Productos de papel y cartón para oficina	300	0	0	0	0	0	300
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	500	0	0	0	0	0	500
402	10	00	00	Productos varios y útiles diversos	1.000	0	0	0	0	0	1.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000	0	0	0	0	0	1.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.235**	**0**	**0**	**0**	**0**	0	**6.235**
403	09	00	00	Viáticos y pasajes	4.174	0	0	0	0	0	4.174
403	09	01	00	Viáticos y pasajes dentro del país	4.174	0	0	0	0	0	4.174
403	18	00	00	Impuestos indirectos	2.061	0	0	0	0	0	2.061
403	18	01	00	Impuesto al valor agregado	2.061	0	0	0	0	0	2.061
				Totales	**17.173**	**0**	**0**	**0**	**0**	0	**17.173**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 113757 170141000 PREVENCIÓN Y EXTINCIÓN DE INCENDIOS FORESTALES PARA LA CONSERVACIÓN DE LA BIODIVERSIDAD Y LAS CUENCAS HIDROGRÁFICAS

OBJETIVO DEL PROYECTO: CONSERVAR LOS SISTEMAS ECOLÓGICOS DEL PAÍS Y LA DIVERSIDAD BIOLÓGICA, PROMOVIENDO EL USO SUSTENTABLE

UNIDAD DE MEDIDA: EVENTO ASISTIDO **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170141002 CAPACITACIÓN DE BRIGADISTAS PARA EL COMBATE DIRECTO DE INCENDIOS FORESTALES

UNIDAD DE MEDIDA: *PERSONA CAPACITADA* **META:** 60

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.107**	**0**	**0**	**0**	**0**	0	**14.107**
402	01	00	00	Productos alimenticios y agropecuarios	11.792	0	0	0	0	0	11.792
402	01	01	00	Alimentos y bebidas para personas	11.792	0	0	0	0	0	11.792
402	02	00	00	Productos de minas, canteras y yacimientos	200	0	0	0	0	0	200
402	02	05	00	Piedra, arcilla, arena y tierra	200	0	0	0	0	0	200
402	05	00	00	Productos de papel, cartón e impresos	625	0	0	0	0	0	625
402	05	03	00	Productos de papel y cartón para oficina	415	0	0	0	0	0	415
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	210	0	0	0	0	0	210
402	06	00	00	Productos químicos y derivados	60	0	0	0	0	0	60
402	06	06	00	Combustibles y lubricantes	60	0	0	0	0	0	60
402	10	00	00	Productos varios y útiles diversos	1.430	0	0	0	0	0	1.430
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.430	0	0	0	0	0	1.430
403	**00**	**00**	**00**	**Servicios no personales**	**1.871**	**0**	**0**	**0**	**0**	0	**1.871**
403	18	00	00	Impuestos indirectos	1.871	0	0	0	0	0	1.871
403	18	01	00	Impuesto al valor agregado	1.871	0	0	0	0	0	1.871
				Totales	**15.978**	**0**	**0**	**0**	**0**	0	**15.978**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 113757 170141000 PREVENCIÓN Y EXTINCIÓN DE INCENDIOS FORESTALES PARA LA CONSERVACIÓN DE LA BIODIVERSIDAD Y LAS CUENCAS HIDROGRÁFICAS

OBJETIVO DEL PROYECTO: CONSERVAR LOS SISTEMAS ECOLÓGICOS DEL PAÍS Y LA DIVERSIDAD BIOLÓGICA, PROMOVIENDO EL USO SUSTENTABLE

UNIDAD DE MEDIDA: EVENTO ASISTIDO **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 170141003 EXTINCIÓN DE INCENDIOS FORESTALES

UNIDAD DE MEDIDA: EVENTO ASISTIDO **META:** 1.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**149.767**	**0**	**0**	**0**	**0**	0	**149.767**
401	01	00	00	Sueldos, salarios y otras retribuciones	104.653	0	0	0	0	0	104.653
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	104.653	0	0	0	0	0	104.653
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	45.114	0	0	0	0	0	45.114
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	45.114	0	0	0	0	0	45.114
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**125.099**	**0**	**0**	**0**	**0**	0	**125.099**
402	01	00	00	Productos alimenticios y agropecuarios	7.544	0	0	0	0	0	7.544
402	01	01	00	Alimentos y bebidas para personas	7.544	0	0	0	0	0	7.544
402	03	00	00	Textiles y vestuarios	30.409	0	0	0	0	0	30.409
402	03	02	00	Prendas de vestir	30.409	0	0	0	0	0	30.409
402	06	00	00	Productos químicos y derivados	30.066	0	0	0	0	0	30.066
402	06	06	00	Combustibles y lubricantes	30.066	0	0	0	0	0	30.066
402	08	00	00	Productos metálicos	35.898	0	0	0	0	0	35.898
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	35.898	0	0	0	0	0	35.898
402	10	00	00	Productos varios y útiles diversos	21.182	0	0	0	0	0	21.182
402	10	07	00	Productos de seguridad en el trabajo	21.182	0	0	0	0	0	21.182
403	**00**	**00**	**00**	**Servicios no personales**	**13.983**	**0**	**0**	**0**	**0**	0	**13.983**
403	18	00	00	Impuestos indirectos	13.983	0	0	0	0	0	13.983
403	18	01	00	Impuesto al valor agregado	13.983	0	0	0	0	0	13.983
404	**00**	**00**	**00**	**Activos reales**	**18.000**	**0**	**0**	**0**	**0**	0	**18.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	18.000	0	0	0	0	0	18.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	18.000	0	0	0	0	0	18.000
				Totales	**306.849**	**0**	**0**	**0**	**0**	0	**306.849**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 113730 170142000 ACTUALIZACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EQUIDAD, EFICACIA Y EFICIENCIA DE LA ACCIÓN AMBIENTAL PÚBLICA

UNIDAD DE MEDIDA: INFRAESTRUCTURA TECNOLÓGICA

META: 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIONES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**190.000**	**0**	**0**	**0**	**0**	**0**	**190.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	190.000	0	0	0	0	0	190.000
401	01	18	00	Remuneraciones al personal contratado	190.000	0	0	0	0	0	190.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**33.000**	**0**	**0**	**0**	**0**	**0**	**33.000**
402	06	00	00	Productos químicos y derivados	23.000	0	0	0	0	0	23.000
402	06	08	00	Productos plásticos	23.000	0	0	0	0	0	23.000
402	08	00	00	Productos metálicos	5.000	0	0	0	0	0	5.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	11	00	Materiales eléctricos	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**517.000**	**0**	**0**	**0**	**0**	**0**	**517.000**
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	287.000	0	0	0	0	0	287.000
403	10	03	00	Servicios de procesamiento de datos	187.000	0	0	0	0	0	187.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	0	100.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	120.000	0	0	0	0	0	120.000
403	18	01	00	Impuesto al valor agregado	120.000	0	0	0	0	0	120.000
404	**00**	**00**	**00**	**Activos reales**	**450.000**	**0**	**0**	**0**	**0**	**0**	**450.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	150.000	0	0	0	0	0	150.000
404	05	01	00	Equipos de telecomunicaciones	150.000	0	0	0	0	0	150.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
404	09	02	00	Equipos de computación	300.000	0	0	0	0	0	300.000
				Totales	**1.190.000**	**0**	**0**	**0**	**0**	**0**	**1.190.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 113730 170142000 ACTUALIZACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EQUIDAD, EFICACIA Y EFICIENCIA DE LA ACCIÓN AMBIENTAL PÚBLICA

UNIDAD DE MEDIDA: INFRAESTRUCTURA TECNOLÓGICA

META: 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIONES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 113730 170142000 ACTUALIZACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EQUIDAD, EFICACIA Y EFICIENCIA DE LA ACCIÓN AMBIENTAL PÚBLICA

UNIDAD DE MEDIDA: INFRAESTRUCTURA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIONES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170142001 ACTUALIZACIÓN CUARTOS Y CABLEADO ESTRUCTURADO

UNIDAD DE MEDIDA: *CUARTO* **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**190.000**	**0**	**0**	**0**	**0**	0	**190.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	190.000	0	0	0	0	0	190.000
401	01	18	00	Remuneraciones al personal contratado	190.000	0	0	0	0	0	190.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.000**	**0**	**0**	**0**	**0**	0	**20.000**
402	06	00	00	Productos químicos y derivados	15.000	0	0	0	0	0	15.000
402	06	08	00	Productos plásticos	15.000	0	0	0	0	0	15.000
402	08	00	00	Productos metálicos	5.000	0	0	0	0	0	5.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**460.000**	**0**	**0**	**0**	**0**	0	**460.000**
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	242.000	0	0	0	0	0	242.000
403	10	03	00	Servicios de procesamiento de datos	142.000	0	0	0	0	0	142.000
403	10	07	00	Servicios de capacitación y adiestramiento	100.000	0	0	0	0	0	100.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	108.000	0	0	0	0	0	108.000
403	18	01	00	Impuesto al valor agregado	108.000	0	0	0	0	0	108.000
404	**00**	**00**	**00**	**Activos reales**	**420.000**	**0**	**0**	**0**	**0**	0	**420.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	150.000	0	0	0	0	0	150.000
404	05	01	00	Equipos de telecomunicaciones	150.000	0	0	0	0	0	150.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	270.000	0	0	0	0	0	270.000
404	09	02	00	Equipos de computación	270.000	0	0	0	0	0	270.000
				Totales	**1.090.000**	**0**	**0**	**0**	**0**	0	**1.090.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 113730 170142000 ACTUALIZACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EQUIDAD, EFICACIA Y EFICIENCIA DE LA ACCIÓN AMBIENTAL PÚBLICA

UNIDAD DE MEDIDA: INFRAESTRUCTURA TECNOLÓGICA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE INFORMACIÓN Y COMUNICACIONES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170142002 CONSOLIDAR VOZ IP

UNIDAD DE MEDIDA: EQUIPO ACTUALIZADO Y MANTENIDO **META:** 50

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFORMÁTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.000**	**0**	**0**	**0**	**0**	0	**13.000**
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	08	00	Productos plásticos	8.000	0	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	11	00	Materiales eléctricos	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**57.000**	**0**	**0**	**0**	**0**	0	**57.000**
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	03	00	Servicios de procesamiento de datos	45.000	0	0	0	0	0	45.000
403	18	00	00	Impuestos indirectos	12.000	0	0	0	0	0	12.000
403	18	01	00	Impuesto al valor agregado	12.000	0	0	0	0	0	12.000
404	**00**	**00**	**00**	**Activos reales**	**30.000**	**0**	**0**	**0**	**0**	0	**30.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	09	02	00	Equipos de computación	30.000	0	0	0	0	0	30.000
				Totales	**100.000**	**0**	**0**	**0**	**0**	0	**100.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 114735 170143000 PLAN NACIONAL DE IMPLEMENTACIÓN DEL CONVENIO DE ESTOCOLMO SOBRE CONTAMINANTES ORGÁNICOS PERSISTENTES (COP). INSTRUMENTACIÓN, SEGUIMIENTO Y EJECUCIÓN. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: TALLER / JORNADA / REUNIÓN **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**130.671**	**0**	**0**	**0**	**0**	**0**	**130.671**
402	01	00	00	Productos alimenticios y agropecuarios	59.750	0	0	0	0	0	59.750
402	01	01	00	Alimentos y bebidas para personas	59.750	0	0	0	0	0	59.750
402	03	00	00	Textiles y vestuarios	6.015	0	0	0	0	0	6.015
402	03	02	00	Prendas de vestir	6.015	0	0	0	0	0	6.015
402	05	00	00	Productos de papel, cartón e impresos	18.309	0	0	0	0	0	18.309
402	05	01	00	Pulpa de madera, papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	9.159	0	0	0	0	0	9.159
402	05	04	00	Libros, revistas y periódicos	4.950	0	0	0	0	0	4.950
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.200	0	0	0	0	0	1.200
402	06	00	00	Productos químicos y derivados	16.995	0	0	0	0	0	16.995
402	06	03	00	Tintas, pinturas y colorantes	12.300	0	0	0	0	0	12.300
402	06	08	00	Productos plásticos	4.695	0	0	0	0	0	4.695
402	08	00	00	Productos metálicos	4.222	0	0	0	0	0	4.222
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	4.222	0	0	0	0	0	4.222
402	10	00	00	Productos varios y útiles diversos	25.380	0	0	0	0	0	25.380
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	17.550	0	0	0	0	0	17.550
402	10	07	00	Productos de seguridad en el trabajo	3.750	0	0	0	0	0	3.750
402	10	08	00	Materiales para equipos de computación	3.180	0	0	0	0	0	3.180
402	10	11	00	Materiales eléctricos	900	0	0	0	0	0	900
403	**00**	**00**	**00**	**Servicios no personales**	**89.516**	**0**	**0**	**0**	**0**	**0**	**89.516**
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.200	0	0	0	0	0	7.200
403	07	02	00	Imprenta y reproducción	7.200	0	0	0	0	0	7.200
403	09	00	00	Viáticos y pasajes	56.000	0	0	0	0	0	56.000
403	09	01	00	Viáticos y pasajes dentro del país	56.000	0	0	0	0	0	56.000
403	18	00	00	Impuestos indirectos	26.316	0	0	0	0	0	26.316
403	18	01	00	Impuesto al valor agregado	26.316	0	0	0	0	0	26.316
404	**00**	**00**	**00**	**Activos reales**	**25.434**	**0**	**0**	**0**	**0**	**0**	**25.434**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 114735 170143000 PLAN NACIONAL DE IMPLEMENTACIÓN DEL CONVENIO DE ESTOCOLMO SOBRE CONTAMINANTES ORGÁNICOS PERSISTENTES (COP). INSTRUMENTACIÓN, SEGUIMIENTO Y EJECUCIÓN. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: TALLER / JORNADA / REUNIÓN

META: 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	25.434	0	0	0	0	0	25.434
404	09	02	00	Equipos de computación	25.434	0	0	0	0	0	25.434
				Totales	**245.621**	**0**	**0**	**0**	**0**	**0**	**245.621**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 114735 170143000 PLAN NACIONAL DE IMPLEMENTACIÓN DEL CONVENIO DE ESTOCOLMO SOBRE CONTAMINANTES ORGÁNICOS PERSISTENTES (COP). INSTRUMENTACIÓN, SEGUIMIENTO Y EJECUCIÓN. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: TALLER / JORNADA / REUNIÓN **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 114735 170143000 PLAN NACIONAL DE IMPLEMENTACIÓN DEL CONVENIO DE ESTOCOLMO SOBRE CONTAMINANTES ORGÁNICOS PERSISTENTES (COP). INSTRUMENTACIÓN, SEGUIMIENTO Y EJECUCIÓN. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: TALLER / JORNADA / REUNIÓN **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 170143003 ACTUALIZACIÓN, EJECUCIÓN Y SEGUIMIENTO DEL PLAN NACIONAL DE IMPLEMENTACIÓN DEL CONVENIO DE ESTOCOLMO

UNIDAD DE MEDIDA: ACCIÓN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**52.155**	**0**	**0**	**0**	**0**	0	**52.155**
402	01	00	00	Productos alimenticios y agropecuarios	19.000	0	0	0	0	0	19.000
402	01	01	00	Alimentos y bebidas para personas	19.000	0	0	0	0	0	19.000
402	03	00	00	Textiles y vestuarios	6.015	0	0	0	0	0	6.015
402	03	02	00	Prendas de vestir	6.015	0	0	0	0	0	6.015
402	05	00	00	Productos de papel, cartón e impresos	5.504	0	0	0	0	0	5.504
402	05	01	00	Pulpa de madera, papel y cartón	1.500	0	0	0	0	0	1.500
402	05	03	00	Productos de papel y cartón para oficina	2.804	0	0	0	0	0	2.804
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.200	0	0	0	0	0	1.200
402	06	00	00	Productos químicos y derivados	5.948	0	0	0	0	0	5.948
402	06	03	00	Tintas, pinturas y colorantes	3.600	0	0	0	0	0	3.600
402	06	08	00	Productos plásticos	2.348	0	0	0	0	0	2.348
402	08	00	00	Productos metálicos	1.408	0	0	0	0	0	1.408
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.408	0	0	0	0	0	1.408
402	10	00	00	Productos varios y útiles diversos	14.280	0	0	0	0	0	14.280
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.775	0	0	0	0	0	8.775
402	10	07	00	Productos de seguridad en el trabajo	1.875	0	0	0	0	0	1.875
402	10	08	00	Materiales para equipos de computación	3.180	0	0	0	0	0	3.180
402	10	11	00	Materiales eléctricos	450	0	0	0	0	0	450
403	**00**	**00**	**00**	**Servicios no personales**	**45.066**	**0**	**0**	**0**	**0**	0	**45.066**
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.000	0	0	0	0	0	6.000
403	07	02	00	Imprenta y reproducción	6.000	0	0	0	0	0	6.000
403	09	00	00	Viáticos y pasajes	35.000	0	0	0	0	0	35.000
403	09	01	00	Viáticos y pasajes dentro del país	35.000	0	0	0	0	0	35.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 114735 170143000 PLAN NACIONAL DE IMPLEMENTACIÓN DEL CONVENIO DE ESTOCOLMO SOBRE CONTAMINANTES ORGÁNICOS PERSISTENTES (COP). INSTRUMENTACIÓN, SEGUIMIENTO Y EJECUCIÓN. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: TALLER / JORNADA / REUNIÓN **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170143003 ACTUALIZACIÓN, EJECUCIÓN Y SEGUIMIENTO DEL PLAN NACIONAL DE IMPLEMENTACIÓN DEL CONVENIO DE ESTOCOLMO

UNIDAD DE MEDIDA: ACCIÓN **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	4.066	0	0	0	0	0	4.066
403	18	01	00	Impuesto al valor agregado	4.066	0	0	0	0	0	4.066
404	**00**	**00**	**00**	**Activos reales**	**13.184**	**0**	**0**	**0**	**0**	0	**13.184**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.184	0	0	0	0	0	13.184
404	09	02	00	Equipos de computación	13.184	0	0	0	0	0	13.184
				Totales	**110.405**	**0**	**0**	**0**	**0**	0	**110.405**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 114735 170143000 PLAN NACIONAL DE IMPLEMENTACIÓN DEL CONVENIO DE ESTOCOLMO SOBRE CONTAMINANTES ORGÁNICOS PERSISTENTES (COP). INSTRUMENTACIÓN, SEGUIMIENTO Y EJECUCIÓN. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: TALLER / JORNADA / REUNIÓN **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170143004 ACTUALIZACIÓN Y SISTEMATIZACIÓN DEL INVENTARIO DE CONTAMINANTES ORGÁNICOS PERSISTENTES

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**39.013**	**0**	**0**	**0**	**0**	0	**39.013**
402	01	00	00	Productos alimenticios y agropecuarios	14.000	0	0	0	0	0	14.000
402	01	01	00	Alimentos y bebidas para personas	14.000	0	0	0	0	0	14.000
402	05	00	00	Productos de papel, cartón e impresos	3.784	0	0	0	0	0	3.784
402	05	03	00	Productos de papel y cartón para oficina	3.784	0	0	0	0	0	3.784
402	06	00	00	Productos químicos y derivados	11.047	0	0	0	0	0	11.047
402	06	03	00	Tintas, pinturas y colorantes	8.700	0	0	0	0	0	8.700
402	06	08	00	Productos plásticos	2.347	0	0	0	0	0	2.347
402	08	00	00	Productos metálicos	1.407	0	0	0	0	0	1.407
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.407	0	0	0	0	0	1.407
402	10	00	00	Productos varios y útiles diversos	8.775	0	0	0	0	0	8.775
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.775	0	0	0	0	0	8.775
403	**00**	**00**	**00**	**Servicios no personales**	**16.000**	**0**	**0**	**0**	**0**	0	**16.000**
403	09	00	00	Viáticos y pasajes	11.000	0	0	0	0	0	11.000
403	09	01	00	Viáticos y pasajes dentro del país	11.000	0	0	0	0	0	11.000
403	18	00	00	Impuestos indirectos	5.000	0	0	0	0	0	5.000
403	18	01	00	Impuesto al valor agregado	5.000	0	0	0	0	0	5.000
404	**00**	**00**	**00**	**Activos reales**	**12.250**	**0**	**0**	**0**	**0**	0	**12.250**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	12.250	0	0	0	0	0	12.250
404	09	02	00	Equipos de computación	12.250	0	0	0	0	0	12.250
				Totales	**67.263**	**0**	**0**	**0**	**0**	0	**67.263**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 114735 170143000 PLAN NACIONAL DE IMPLEMENTACIÓN DEL CONVENIO DE ESTOCOLMO SOBRE CONTAMINANTES ORGÁNICOS PERSISTENTES (COP). INSTRUMENTACIÓN, SEGUIMIENTO Y EJECUCIÓN. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: TALLER / JORNADA / REUNIÓN **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 170143005 CAPACITACIÓN Y SENSIBILIZACIÓN SOBRE CONTAMINANTES ORGÁNICOS PERSISTENTES

UNIDAD DE MEDIDA: TALLER **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**39.503**	**0**	**0**	**0**	**0**	0	**39.503**
402	01	00	00	Productos alimenticios y agropecuarios	26.750	0	0	0	0	0	26.750
402	01	01	00	Alimentos y bebidas para personas	26.750	0	0	0	0	0	26.750
402	05	00	00	Productos de papel, cartón e impresos	9.021	0	0	0	0	0	9.021
402	05	01	00	Pulpa de madera, papel y cartón	1.500	0	0	0	0	0	1.500
402	05	03	00	Productos de papel y cartón para oficina	2.571	0	0	0	0	0	2.571
402	05	04	00	Libros, revistas y periódicos	4.950	0	0	0	0	0	4.950
402	08	00	00	Productos metálicos	1.407	0	0	0	0	0	1.407
402	08	03	00	Herramientas menores, cuchilleria y articulos generales de ferretería	1.407	0	0	0	0	0	1.407
402	10	00	00	Productos varios y útiles diversos	2.325	0	0	0	0	0	2.325
402	10	07	00	Productos de seguridad en el trabajo	1.875	0	0	0	0	0	1.875
402	10	11	00	Materiales eléctricos	450	0	0	0	0	0	450
403	**00**	**00**	**00**	**Servicios no personales**	**28.450**	**0**	**0**	**0**	**0**	0	**28.450**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.200	0	0	0	0	0	1.200
403	07	02	00	Imprenta y reproducción	1.200	0	0	0	0	0	1.200
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del pais	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	17.250	0	0	0	0	0	17.250
403	18	01	00	Impuesto al valor agregado	17.250	0	0	0	0	0	17.250
				Totales	**67.953**	**0**	**0**	**0**	**0**	0	**67.953**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 115241 170144000 GESTIÓN DE LA EDUCACIÓN AMBIENTAL Y LA PARTICIPACIÓN COMUNITARIA PARA LA CONSERVACIÓN DEL AMBIENTE

OBJETIVO DEL PROYECTO: FORTALECER LA EDUCACIÓN AMBIENTAL Y PROMOVER LA PARTICIPACIÓN

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 436.586

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**549.269**	**0**	**0**	**0**	**0**	**0**	**549.269**
401	01	00	00	Sueldos, salarios y otras retribuciones	526.930	0	0	0	0	0	526.930
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	46.930	0	0	0	0	0	46.930
401	01	18	00	Remuneraciones al personal contratado	480.000	0	0	0	0	0	480.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	22.339	0	0	0	0	0	22.339
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	22.339	0	0	0	0	0	22.339
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**323.307**	**0**	**0**	**0**	**0**	**0**	**323.307**
402	01	00	00	Productos alimenticios y agropecuarios	115.000	0	0	0	0	0	115.000
402	01	01	00	Alimentos y bebidas para personas	115.000	0	0	0	0	0	115.000
402	03	00	00	Textiles y vestuarios	41.650	0	0	0	0	0	41.650
402	03	02	00	Prendas de vestir	41.650	0	0	0	0	0	41.650
402	04	00	00	Productos de cuero y caucho	40.907	0	0	0	0	0	40.907
402	04	03	00	Cauchos y tripas para vehículos	40.907	0	0	0	0	0	40.907
402	05	00	00	Productos de papel, cartón e impresos	51.750	0	0	0	0	0	51.750
402	05	03	00	Productos de papel y cartón para oficina	25.000	0	0	0	0	0	25.000
402	05	05	00	Material de enseñanza	6.000	0	0	0	0	0	6.000
402	05	06	00	Productos de papel y cartón para computación	8.750	0	0	0	0	0	8.750
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	12.000	0	0	0	0	0	12.000
402	06	00	00	Productos químicos y derivados	27.000	0	0	0	0	0	27.000
402	06	03	00	Tintas, pinturas y colorantes	15.000	0	0	0	0	0	15.000
402	06	08	00	Productos plásticos	12.000	0	0	0	0	0	12.000
402	08	00	00	Productos metálicos	12.000	0	0	0	0	0	12.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	12.000	0	0	0	0	0	12.000
402	10	00	00	Productos varios y útiles diversos	35.000	0	0	0	0	0	35.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.000	0	0	0	0	0	25.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.090.390**	**0**	**0**	**0**	**0**	**0**	**1.090.390**
403	01	00	00	Alquileres de inmuebles	8.750	0	0	0	0	0	8.750
403	01	01	00	Alquileres de edificios y locales	8.750	0	0	0	0	0	8.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 115241 170144000 GESTIÓN DE LA EDUCACIÓN AMBIENTAL Y LA PARTICIPACIÓN COMUNITARIA PARA LA CONSERVACIÓN DEL AMBIENTE

OBJETIVO DEL PROYECTO: FORTALECER LA EDUCACIÓN AMBIENTAL Y PROMOVER LA PARTICIPACIÓN

UNIDAD DE MEDIDA: PARTICIPANTE

META: 436.586

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	00	00	Alquileres de maquinaria y equipos	27.000	0	0	0	0	0	27.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	27.000	0	0	0	0	0	27.000
403	06	00	00	Servicios de transporte y almacenaje	2.000	0	0	0	0	0	2.000
403	06	01	00	Fletes y embalajes	2.000	0	0	0	0	0	2.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	320.000	0	0	0	0	0	320.000
403	07	02	00	Imprenta y reproducción	170.000	0	0	0	0	0	170.000
403	07	03	00	Relaciones sociales	150.000	0	0	0	0	0	150.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	10.000	0	0	0	0	0	10.000
403	08	01	00	Primas y gastos de seguros	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	351.950	0	0	0	0	0	351.950
403	09	01	00	Viáticos y pasajes dentro del país	351.950	0	0	0	0	0	351.950
403	10	00	00	Servicios profesionales y técnicos	171.250	0	0	0	0	0	171.250
403	10	99	00	Otros servicios profesionales y técnicos	171.250	0	0	0	0	0	171.250
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	60.000	0	0	0	0	0	60.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	60.000	0	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	139.440	0	0	0	0	0	139.440
403	18	01	00	Impuesto al valor agregado	139.440	0	0	0	0	0	139.440
404	**00**	**00**	**00**	**Activos reales**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
404	01	00	00	Repuestos y reparaciones mayores	10.000	0	0	0	0	0	10.000
404	01	01	00	Repuestos mayores	10.000	0	0	0	0	0	10.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.000	0	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	09	02	00	Equipos de computación	30.000	0	0	0	0	0	30.000
				Totales	**2.012.966**	**0**	**0**	**0**	**0**	**0**	**2.012.966**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 115241 170144000 GESTIÓN DE LA EDUCACIÓN AMBIENTAL Y LA PARTICIPACIÓN COMUNITARIA PARA LA CONSERVACIÓN DEL AMBIENTE

OBJETIVO DEL PROYECTO: FORTALECER LA EDUCACIÓN AMBIENTAL Y PROMOVER LA PARTICIPACIÓN

UNIDAD DE MEDIDA: PARTICIPANTE

META: 436.586

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 115241 170144000 GESTIÓN DE LA EDUCACIÓN AMBIENTAL Y LA PARTICIPACIÓN COMUNITARIA PARA LA CONSERVACIÓN DEL AMBIENTE

OBJETIVO DEL PROYECTO: FORTALECER LA EDUCACIÓN AMBIENTAL Y PROMOVER LA PARTICIPACIÓN

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 436.586

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170144001 CONSOLIDACIÓN DE LA EDUCACIÓN AMBIENTAL EN EL SISTEMA EDUCATIVO EN EL PODER POPULAR EN LAS INSTITUCIONES PÚBLICAS Y PRIVADAS

UNIDAD DE MEDIDA: ACTIVIDAD **META:** 128

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**549.269**	**0**	**0**	**0**	**0**	0	**549.269**
401	01	00	00	Sueldos, salarios y otras retribuciones	526.930	0	0	0	0	0	526.930
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	46.930	0	0	0	0	0	46.930
401	01	18	00	Remuneraciones al personal contratado	480.000	0	0	0	0	0	480.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	22.339	0	0	0	0	0	22.339
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	22.339	0	0	0	0	0	22.339
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**33.750**	**0**	**0**	**0**	**0**	0	**33.750**
402	01	00	00	Productos alimenticios y agropecuarios	25.000	0	0	0	0	0	25.000
402	01	01	00	Alimentos y bebidas para personas	25.000	0	0	0	0	0	25.000
402	05	00	00	Productos de papel, cartón e impresos	8.750	0	0	0	0	0	8.750
402	05	06	00	Productos de papel y cartón para computación	8.750	0	0	0	0	0	8.750
403	**00**	**00**	**00**	**Servicios no personales**	**94.450**	**0**	**0**	**0**	**0**	0	**94.450**
403	01	00	00	Alquileres de inmuebles	8.750	0	0	0	0	0	8.750
403	01	01	00	Alquileres de edificios y locales	8.750	0	0	0	0	0	8.750
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	09	00	00	Viáticos y pasajes	56.250	0	0	0	0	0	56.250
403	09	01	00	Viáticos y pasajes dentro del país	56.250	0	0	0	0	0	56.250
403	18	00	00	Impuestos indirectos	9.450	0	0	0	0	0	9.450
403	18	01	00	Impuesto al valor agregado	9.450	0	0	0	0	0	9.450
				Totales	**677.469**	**0**	**0**	**0**	**0**	0	**677.469**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 115241 170144000 GESTIÓN DE LA EDUCACIÓN AMBIENTAL Y LA PARTICIPACIÓN COMUNITARIA PARA LA CONSERVACIÓN DEL AMBIENTE

OBJETIVO DEL PROYECTO: FORTALECER LA EDUCACIÓN AMBIENTAL Y PROMOVER LA PARTICIPACIÓN

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 436.586

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170144002 PROGRAMA NACIONAL DE NIÑOS, NIÑAS Y JÓVENES POR UN AMBIENTE SANO

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 5.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**105.000**	**0**	**0**	**0**	**0**	0	**105.000**
402	01	00	00	Productos alimenticios y agropecuarios	60.000	0	0	0	0	0	60.000
402	01	01	00	Alimentos y bebidas para personas	60.000	0	0	0	0	0	60.000
402	03	00	00	Textiles y vestuarios	15.000	0	0	0	0	0	15.000
402	03	02	00	Prendas de vestir	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	10.000	0	0	0	0	0	10.000
402	06	08	00	Productos plásticos	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**292.190**	**0**	**0**	**0**	**0**	0	**292.190**
403	02	00	00	Alquileres de maquinaria y equipos	27.000	0	0	0	0	0	27.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	27.000	0	0	0	0	0	27.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	120.000	0	0	0	0	0	120.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	0	100.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	10.000	0	0	0	0	0	10.000
403	08	01	00	Primas y gastos de seguros	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	50.950	0	0	0	0	0	50.950
403	09	01	00	Viáticos y pasajes dentro del país	50.950	0	0	0	0	0	50.950
403	10	00	00	Servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	10	99	00	Otros servicios profesionales y técnicos	45.000	0	0	0	0	0	45.000
403	18	00	00	Impuestos indirectos	39.240	0	0	0	0	0	39.240
403	18	01	00	Impuesto al valor agregado	39.240	0	0	0	0	0	39.240
				Totales	**397.190**	**0**	**0**	**0**	**0**	0	**397.190**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 115241 170144000 GESTIÓN DE LA EDUCACIÓN AMBIENTAL Y LA PARTICIPACIÓN COMUNITARIA PARA LA CONSERVACIÓN DEL AMBIENTE

OBJETIVO DEL PROYECTO: FORTALECER LA EDUCACIÓN AMBIENTAL Y PROMOVER LA PARTICIPACIÓN

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 436.586

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170144003 PROGRAMA DE AGROECOLOGIA Y ORGANIZACIÓN COMUNITARIA PARA LA CONSERVACIÓN AMBIENTAL

UNIDAD DE MEDIDA: *PARTICIPANTE* **META:** 3.400

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**33.750**	**0**	**0**	**0**	**0**	0	**33.750**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
402	03	00	00	Textiles y vestuarios	13.750	0	0	0	0	0	13.750
402	03	02	00	Prendas de vestir	13.750	0	0	0	0	0	13.750
403	**00**	**00**	**00**	**Servicios no personales**	**142.650**	**0**	**0**	**0**	**0**	0	**142.650**
403	07	00	00	Servicios de información, impresión y relaciones públicas	65.000	0	0	0	0	0	65.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	18.750	0	0	0	0	0	18.750
403	09	01	00	Viáticos y pasajes dentro del país	18.750	0	0	0	0	0	18.750
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	18.900	0	0	0	0	0	18.900
403	18	01	00	Impuesto al valor agregado	18.900	0	0	0	0	0	18.900
				Totales	**176.400**	**0**	**0**	**0**	**0**	0	**176.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 115241 170144000 GESTIÓN DE LA EDUCACIÓN AMBIENTAL Y LA PARTICIPACIÓN COMUNITARIA PARA LA CONSERVACIÓN DEL AMBIENTE

OBJETIVO DEL PROYECTO: FORTALECER LA EDUCACIÓN AMBIENTAL Y PROMOVER LA PARTICIPACIÓN

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 436.586

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170144004 PROGRAMA COMUNIDAD EN ACCIÓN POR UN AMBIENTE SANO

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 9.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**24.900**	**0**	**0**	**0**	**0**	0	**24.900**
402	03	00	00	Textiles y vestuarios	12.900	0	0	0	0	0	12.900
402	03	02	00	Prendas de vestir	12.900	0	0	0	0	0	12.900
402	08	00	00	Productos metálicos	12.000	0	0	0	0	0	12.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	12.000	0	0	0	0	0	12.000
403	**00**	**00**	**00**	**Servicios no personales**	**252.860**	**0**	**0**	**0**	**0**	0	**252.860**
403	09	00	00	Viáticos y pasajes	186.000	0	0	0	0	0	186.000
403	09	01	00	Viáticos y pasajes dentro del país	186.000	0	0	0	0	0	186.000
403	10	00	00	Servicios profesionales y técnicos	46.250	0	0	0	0	0	46.250
403	10	99	00	Otros servicios profesionales y técnicos	46.250	0	0	0	0	0	46.250
403	18	00	00	Impuestos indirectos	20.610	0	0	0	0	0	20.610
403	18	01	00	Impuesto al valor agregado	20.610	0	0	0	0	0	20.610
				Totales	**277.760**	**0**	**0**	**0**	**0**	0	**277.760**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 115241 170144000 GESTIÓN DE LA EDUCACIÓN AMBIENTAL Y LA PARTICIPACIÓN COMUNITARIA PARA LA CONSERVACIÓN DEL AMBIENTE

OBJETIVO DEL PROYECTO: FORTALECER LA EDUCACIÓN AMBIENTAL Y PROMOVER LA PARTICIPACIÓN

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 436.586

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170144005 PROMOVER Y DIVULGAR TEMAS EN MATERIA AMBIENTAL MEDIANTE PUBLICACIONES, PARA LA CONSERVACIÓN DE LAS CUENCAS HIDROGRÁFICAS

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 30.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**30.000**	**0**	**0**	**0**	**0**	0	**30.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	20.000	0	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	08	00	Materiales para equipos de computación	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**203.200**	**0**	**0**	**0**	**0**	0	**203.200**
403	07	00	00	Servicios de información, impresión y relaciones públicas	115.000	0	0	0	0	0	115.000
403	07	02	00	Imprenta y reproducción	115.000	0	0	0	0	0	115.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	28.200	0	0	0	0	0	28.200
403	18	01	00	Impuesto al valor agregado	28.200	0	0	0	0	0	28.200
404	**00**	**00**	**00**	**Activos reales**	**30.000**	**0**	**0**	**0**	**0**	0	**30.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	09	02	00	Equipos de computación	30.000	0	0	0	0	0	30.000
				Totales	**263.200**	**0**	**0**	**0**	**0**	0	**263.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 115241 170144000 GESTIÓN DE LA EDUCACIÓN AMBIENTAL Y LA PARTICIPACIÓN COMUNITARIA PARA LA CONSERVACIÓN DEL AMBIENTE

OBJETIVO DEL PROYECTO: FORTALECER LA EDUCACIÓN AMBIENTAL Y PROMOVER LA PARTICIPACIÓN

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 436.586

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170144006 OFRECER SERVICIOS DE INFORMACIÓN Y DIVULGACIÓN AMBIENTAL A TRAVES DE LOS CENTROS DE DOCUMENTACIÓN Y DIVULGACIÓN AMBIENTAL Y LAS UNIDADES MÓVILES AMBIENTALES

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 100.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**95.907**	**0**	**0**	**0**	**0**	0	**95.907**
402	04	00	00	Productos de cuero y caucho	40.907	0	0	0	0	0	40.907
402	04	03	00	Cauchos y tripas para vehículos	40.907	0	0	0	0	0	40.907
402	05	00	00	Productos de papel, cartón e impresos	23.000	0	0	0	0	0	23.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	05	05	00	Material de enseñanza	6.000	0	0	0	0	0	6.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	12.000	0	0	0	0	0	12.000
402	06	00	00	Productos químicos y derivados	17.000	0	0	0	0	0	17.000
402	06	03	00	Tintas, pinturas y colorantes	15.000	0	0	0	0	0	15.000
402	06	08	00	Productos plásticos	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	15.000	0	0	0	0	0	15.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**105.040**	**0**	**0**	**0**	**0**	0	**105.040**
403	06	00	00	Servicios de transporte y almacenaje	2.000	0	0	0	0	0	2.000
403	06	01	00	Fletes y embalajes	2.000	0	0	0	0	0	2.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	60.000	0	0	0	0	0	60.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	60.000	0	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	23.040	0	0	0	0	0	23.040
403	18	01	00	Impuesto al valor agregado	23.040	0	0	0	0	0	23.040
404	**00**	**00**	**00**	**Activos reales**	**20.000**	**0**	**0**	**0**	**0**	0	**20.000**
404	01	00	00	Repuestos y reparaciones mayores	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 115241 170144000 GESTIÓN DE LA EDUCACIÓN AMBIENTAL Y LA PARTICIPACIÓN COMUNITARIA PARA LA CONSERVACIÓN DEL AMBIENTE

OBJETIVO DEL PROYECTO: FORTALECER LA EDUCACIÓN AMBIENTAL Y PROMOVER LA PARTICIPACIÓN

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 436.586

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 170144006 OFRECER SERVICIOS DE INFORMACIÓN Y DIVULGACIÓN AMBIENTAL A TRAVES DE LOS CENTROS DE DOCUMENTACIÓN Y DIVULGACIÓN AMBIENTAL Y LAS UNIDADES MÓVILES AMBIENTALES

UNIDAD DE MEDIDA: PARTICIPANTE **META:** 100.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE EDUCACIÓN AMBIENTAL Y PARTICIPACIÓN CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	00	Repuestos mayores	10.000	0	0	0	0	0	10.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.000	0	0	0	0	0	10.000
				Totales	**220.947**	**0**	**0**	**0**	**0**	0	**220.947**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 114509 170145000 MONITOREO Y EVALUACIÓN PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.106

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**838.762**	**0**	**0**	**0**	**0**	**0**	**838.762**
401	01	00	00	Sueldos, salarios y otras retribuciones	838.762	0	0	0	0	0	838.762
401	01	18	00	Remuneraciones al personal contratado	838.762	0	0	0	0	0	838.762
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.003.982**	**0**	**0**	**0**	**0**	**0**	**1.003.982**
402	01	00	00	Productos alimenticios y agropecuarios	77.276	0	0	0	0	0	77.276
402	01	01	00	Alimentos y bebidas para personas	77.276	0	0	0	0	0	77.276
402	03	00	00	Textiles y vestuarios	30.080	0	0	0	0	0	30.080
402	03	02	00	Prendas de vestir	30.080	0	0	0	0	0	30.080
402	05	00	00	Productos de papel, cartón e impresos	44.482	0	0	0	0	0	44.482
402	05	01	00	Pulpa de madera, papel y cartón	20.732	0	0	0	0	0	20.732
402	05	02	00	Envases y cajas de papel y cartón	200	0	0	0	0	0	200
402	05	03	00	Productos de papel y cartón para oficina	22.550	0	0	0	0	0	22.550
402	05	04	00	Libros, revistas y periódicos	1.000	0	0	0	0	0	1.000
402	06	00	00	Productos químicos y derivados	286.753	0	0	0	0	0	286.753
402	06	01	00	Sustancias químicas y de uso industrial	211.557	0	0	0	0	0	211.557
402	06	03	00	Tintas, pinturas y colorantes	13.130	0	0	0	0	0	13.130
402	06	04	00	Productos farmacéuticos y medicamentos	3.190	0	0	0	0	0	3.190
402	06	05	00	Productos de tocador	486	0	0	0	0	0	486
402	06	06	00	Combustibles y lubricantes	4.050	0	0	0	0	0	4.050
402	06	08	00	Productos plásticos	54.340	0	0	0	0	0	54.340
402	07	00	00	Productos minerales no metálicos	140.500	0	0	0	0	0	140.500
402	07	02	00	Vidrios y productos de vidrio	120.500	0	0	0	0	0	120.500
402	07	99	00	Otros productos minerales no metálicos	20.000	0	0	0	0	0	20.000
402	08	00	00	Productos metálicos	308.680	0	0	0	0	0	308.680
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	18.630	0	0	0	0	0	18.630
402	08	07	00	Material de señalamiento	6.480	0	0	0	0	0	6.480
402	08	09	00	Repuestos y accesorios para equipos de transporte	8.100	0	0	0	0	0	8.100
402	08	10	00	Repuestos y accesorios para otros equipos	269.800	0	0	0	0	0	269.800
402	08	99	00	Otros productos metálicos	5.670	0	0	0	0	0	5.670

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 114509 170145000 MONITOREO Y EVALUACIÓN PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.106

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	116.211	0	0	0	0	0	116.211
402	10	02	00	Materiales y útiles de limpieza y aseo	5.000	0	0	0	0	0	5.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.500	0	0	0	0	0	2.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	33.700	0	0	0	0	0	33.700
402	10	07	00	Productos de seguridad en el trabajo	46.042	0	0	0	0	0	46.042
402	10	08	00	Materiales para equipos de computación	12.969	0	0	0	0	0	12.969
402	10	11	00	Materiales eléctricos	12.000	0	0	0	0	0	12.000
402	10	12	00	Materiales para instalaciones sanitarias	4.000	0	0	0	0	0	4.000
403	**00**	**00**	**00**	**Servicios no personales**	**859.820**	**0**	**0**	**0**	**0**	**0**	**859.820**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	0	1.000
403	06	01	00	Fletes y embalajes	1.000	0	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.700	0	0	0	0	0	8.700
403	07	02	00	Imprenta y reproducción	8.700	0	0	0	0	0	8.700
403	09	00	00	Viáticos y pasajes	169.008	0	0	0	0	0	169.008
403	09	01	00	Viáticos y pasajes dentro del país	169.008	0	0	0	0	0	169.008
403	10	00	00	Servicios profesionales y técnicos	60.000	0	0	0	0	0	60.000
403	10	07	00	Servicios de capacitación y adiestramiento	60.000	0	0	0	0	0	60.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	328.045	0	0	0	0	0	328.045
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	12.150	0	0	0	0	0	12.150
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	24.300	0	0	0	0	0	24.300
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	250.771	0	0	0	0	0	250.771
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	26.244	0	0	0	0	0	26.244
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	14.580	0	0	0	0	0	14.580
403	12	00	00	Conservación y reparaciones menores de obras	81.000	0	0	0	0	0	81.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	81.000	0	0	0	0	0	81.000
403	18	00	00	Impuestos indirectos	212.067	0	0	0	0	0	212.067
403	18	01	00	Impuesto al valor agregado	212.067	0	0	0	0	0	212.067
404	**00**	**00**	**00**	**Activos reales**	**162.200**	**0**	**0**	**0**	**0**	**0**	**162.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 114509 170145000 MONITOREO Y EVALUACIÓN PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.106

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	67.000	0	0	0	0	0	67.000
404	01	01	00	Repuestos mayores	67.000	0	0	0	0	0	67.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	67.000	0	0	0	0	0	67.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	12.000	0	0	0	0	0	12.000
404	05	01	00	Equipos de telecomunicaciones	12.000	0	0	0	0	0	12.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	14.200	0	0	0	0	0	14.200
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	1.000	0	0	0	0	0	1.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	13.200	0	0	0	0	0	13.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	69.000	0	0	0	0	0	69.000
404	09	01	00	Mobiliario y equipos de oficina	10.000	0	0	0	0	0	10.000
404	09	02	00	Equipos de computación	57.000	0	0	0	0	0	57.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.000	0	0	0	0	0	2.000
				Totales	**2.864.764**	**0**	**0**	**0**	**0**	**0**	**2.864.764**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 114509 170145000 MONITOREO Y EVALUACIÓN PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.106

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO: 2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 114509 170145000 MONITOREO Y EVALUACIÓN PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.106

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170145001 GESTIÓN DE RESIDUOS Y DESECHOS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**838.762**	**0**	**0**	**0**	**0**	0	**838.762**
401	01	00	00	Sueldos, salarios y otras retribuciones	838.762	0	0	0	0	0	838.762
401	01	18	00	Remuneraciones al personal contratado	838.762	0	0	0	0	0	838.762
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**75.892**	**0**	**0**	**0**	**0**	0	**75.892**
402	01	00	00	Productos alimenticios y agropecuarios	12.200	0	0	0	0	0	12.200
402	01	01	00	Alimentos y bebidas para personas	12.200	0	0	0	0	0	12.200
402	03	00	00	Textiles y vestuarios	20.000	0	0	0	0	0	20.000
402	03	02	00	Prendas de vestir	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	2.500	0	0	0	0	0	2.500
402	05	03	00	Productos de papel y cartón para oficina	2.500	0	0	0	0	0	2.500
402	06	00	00	Productos químicos y derivados	6.200	0	0	0	0	0	6.200
402	06	03	00	Tintas, pinturas y colorantes	5.700	0	0	0	0	0	5.700
402	06	04	00	Productos farmacéuticos y medicamentos	500	0	0	0	0	0	500
402	10	00	00	Productos varios y útiles diversos	34.992	0	0	0	0	0	34.992
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.700	0	0	0	0	0	4.700
402	10	07	00	Productos de seguridad en el trabajo	27.792	0	0	0	0	0	27.792
402	10	08	00	Materiales para equipos de computación	2.500	0	0	0	0	0	2.500
403	**00**	**00**	**00**	**Servicios no personales**	**46.108**	**0**	**0**	**0**	**0**	0	**46.108**
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	0	1.000
403	06	01	00	Fletes y embalajes	1.000	0	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.700	0	0	0	0	0	5.700
403	07	02	00	Imprenta y reproducción	5.700	0	0	0	0	0	5.700
403	09	00	00	Viáticos y pasajes	28.608	0	0	0	0	0	28.608
403	09	01	00	Viáticos y pasajes dentro del país	28.608	0	0	0	0	0	28.608

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 114509 170145000 MONITOREO Y EVALUACIÓN PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.106

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 170145001 GESTIÓN DE RESIDUOS Y DESECHOS

UNIDAD DE MEDIDA: *INFORME TÉCNICO* **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	10.800	0	0	0	0	0	10.800
403	18	01	00	Impuesto al valor agregado	10.800	0	0	0	0	0	10.800
404	**00**	**00**	**00**	**Activos reales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
404	09	02	00	Equipos de computación	25.000	0	0	0	0	0	25.000
				Totales	**985.762**	**0**	**0**	**0**	**0**	0	**985.762**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 114509 170145000 MONITOREO Y EVALUACIÓN PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.106

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 170145002 GESTIÓN PARA EL CONTROL DE LA CONTAMINACIÓN ATMOSFÉRICA

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 150

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**377.052**	**0**	**0**	**0**	**0**	0	**377.052**
402	01	00	00	Productos alimenticios y agropecuarios	27.500	0	0	0	0	0	27.500
402	01	01	00	Alimentos y bebidas para personas	27.500	0	0	0	0	0	27.500
402	05	00	00	Productos de papel, cartón e impresos	12.502	0	0	0	0	0	12.502
402	05	01	00	Pulpa de madera, papel y cartón	4.502	0	0	0	0	0	4.502
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	06	00	00	Productos químicos y derivados	37.200	0	0	0	0	0	37.200
402	06	04	00	Productos farmacéuticos y medicamentos	1.200	0	0	0	0	0	1.200
402	06	08	00	Productos plásticos	36.000	0	0	0	0	0	36.000
402	07	00	00	Productos minerales no metálicos	51.400	0	0	0	0	0	51.400
402	07	02	00	Vidrios y productos de vidrio	31.400	0	0	0	0	0	31.400
402	07	99	00	Otros productos minerales no metálicos	20.000	0	0	0	0	0	20.000
402	08	00	00	Productos metálicos	229.300	0	0	0	0	0	229.300
402	08	10	00	Repuestos y accesorios para otros equipos	229.300	0	0	0	0	0	229.300
402	10	00	00	Productos varios y útiles diversos	19.150	0	0	0	0	0	19.150
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	07	00	Productos de seguridad en el trabajo	1.750	0	0	0	0	0	1.750
402	10	08	00	Materiales para equipos de computación	1.400	0	0	0	0	0	1.400
402	10	11	00	Materiales eléctricos	8.000	0	0	0	0	0	8.000
403	**00**	**00**	**00**	**Servicios no personales**	**281.386**	**0**	**0**	**0**	**0**	0	**281.386**
403	09	00	00	Viáticos y pasajes	48.000	0	0	0	0	0	48.000
403	09	01	00	Viáticos y pasajes dentro del país	48.000	0	0	0	0	0	48.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	153.571	0	0	0	0	0	153.571
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	153.571	0	0	0	0	0	153.571

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 114509 170145000 MONITOREO Y EVALUACIÓN PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.106

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 170145002 GESTIÓN PARA EL CONTROL DE LA CONTAMINACIÓN ATMOSFÉRICA

UNIDAD DE MEDIDA: *INFORME TÉCNICO* **META:** 150

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	79.815	0	0	0	0	0	79.815
403	18	01	00	Impuesto al valor agregado	79.815	0	0	0	0	0	79.815
404	**00**	**00**	**00**	**Activos reales**	**87.000**	**0**	**0**	**0**	**0**	0	**87.000**
404	01	00	00	Repuestos y reparaciones mayores	67.000	0	0	0	0	0	67.000
404	01	01	00	Repuestos mayores	67.000	0	0	0	0	0	67.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	67.000	0	0	0	0	0	67.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
				Totales	**745.438**	**0**	**0**	**0**	**0**	0	**745.438**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 114509 170145000 MONITOREO Y EVALUACIÓN PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.106

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 170145003 EVALUAR Y REALIZAR SEGUIMIENTOS A LOS ESTUDIOS DE IMPACTO AMBIENTAL Y SOCIOCULTURAL DE LOS PLANES Y PROYECTOS DE DESARROLLO DE INTERÉS NACIONAL

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**39.429**	**0**	**0**	**0**	**0**	0	**39.429**
402	01	00	00	Productos alimenticios y agropecuarios	15.000	0	0	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	0	15.000
402	03	00	00	Textiles y vestuarios	10.080	0	0	0	0	0	10.080
402	03	02	00	Prendas de vestir	10.080	0	0	0	0	0	10.080
402	05	00	00	Productos de papel, cartón e impresos	6.280	0	0	0	0	0	6.280
402	05	01	00	Pulpa de madera, papel y cartón	4.080	0	0	0	0	0	4.080
402	05	02	00	Envases y cajas de papel y cartón	200	0	0	0	0	0	200
402	05	03	00	Productos de papel y cartón para oficina	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	8.069	0	0	0	0	0	8.069
402	10	07	00	Productos de seguridad en el trabajo	4.000	0	0	0	0	0	4.000
402	10	08	00	Materiales para equipos de computación	4.069	0	0	0	0	0	4.069
403	**00**	**00**	**00**	**Servicios no personales**	**84.571**	**0**	**0**	**0**	**0**	0	**84.571**
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	14.571	0	0	0	0	0	14.571
403	18	01	00	Impuesto al valor agregado	14.571	0	0	0	0	0	14.571
404	**00**	**00**	**00**	**Activos reales**	**12.000**	**0**	**0**	**0**	**0**	0	**12.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	12.000	0	0	0	0	0	12.000
404	09	02	00	Equipos de computación	12.000	0	0	0	0	0	12.000
				Totales	**136.000**	**0**	**0**	**0**	**0**	0	**136.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 114509 170145000 MONITOREO Y EVALUACIÓN PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.106

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170145004 GESTIÓN PARA LA CALIDAD DE LAS AGUAS

UNIDAD DE MEDIDA: *INFORME TÉCNICO* **META:** 55

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**30.518**	**0**	**0**	**0**	**0**	0	**30.518**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	3.000	0	0	0	0	0	3.000
402	06	00	00	Productos químicos y derivados	9.518	0	0	0	0	0	9.518
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	0	5.000
402	06	04	00	Productos farmacéuticos y medicamentos	518	0	0	0	0	0	518
402	06	08	00	Productos plásticos	4.000	0	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	8.000	0	0	0	0	0	8.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.000	0	0	0	0	0	1.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.000	0	0	0	0	0	7.000
403	**00**	**00**	**00**	**Servicios no personales**	**56.982**	**0**	**0**	**0**	**0**	0	**56.982**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.000	0	0	0	0	0	3.000
403	07	02	00	Imprenta y reproducción	3.000	0	0	0	0	0	3.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	13.982	0	0	0	0	0	13.982
403	18	01	00	Impuesto al valor agregado	13.982	0	0	0	0	0	13.982
404	**00**	**00**	**00**	**Activos reales**	**26.200**	**0**	**0**	**0**	**0**	0	**26.200**
404	05	00	00	Equipos de comunicaciones y de señalamiento	12.000	0	0	0	0	0	12.000
404	05	01	00	Equipos de telecomunicaciones	12.000	0	0	0	0	0	12.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 114509 170145000 MONITOREO Y EVALUACIÓN PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.106

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 170145004 GESTIÓN PARA LA CALIDAD DE LAS AGUAS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 55

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	14.200	0	0	0	0	0	14.200
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	1.000	0	0	0	0	0	1.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	13.200	0	0	0	0	0	13.200
				Totales	**113.700**	**0**	**0**	**0**	**0**	0	**113.700**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 114509 170145000 MONITOREO Y EVALUACIÓN PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.106

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 170145005 COORDINAR LA EVALUACIÓN DE LA CALIDAD DEL AGUA DE LAS FUENTES ABASTECEDORAS DE AGUA PARA CONSUMO DE LAS CAPITALES DE LOS ESTADOS DEL PAÍS

UNIDAD DE MEDIDA: *INFORME TÉCNICO* **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**16.800**	**0**	**0**	**0**	**0**	0	**16.800**
402	01	00	00	Productos alimenticios y agropecuarios	4.800	0	0	0	0	0	4.800
402	01	01	00	Alimentos y bebidas para personas	4.800	0	0	0	0	0	4.800
402	05	00	00	Productos de papel, cartón e impresos	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	3.000	0	0	0	0	0	3.000
402	06	00	00	Productos químicos y derivados	3.000	0	0	0	0	0	3.000
402	06	08	00	Productos plásticos	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	6.000	0	0	0	0	0	6.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.000	0	0	0	0	0	6.000
403	**00**	**00**	**00**	**Servicios no personales**	**11.200**	**0**	**0**	**0**	**0**	0	**11.200**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	1.200	0	0	0	0	0	1.200
403	18	01	00	Impuesto al valor agregado	1.200	0	0	0	0	0	1.200
				Totales	**28.000**	**0**	**0**	**0**	**0**	0	**28.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 114509 170145000 MONITOREO Y EVALUACIÓN PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.106

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170145006 SEGUIMIENTO A LA GESTIÓN DEL LABORATORIO EL HATILLO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 401

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**464.291**	**0**	**0**	**0**	**0**	0	**464.291**
402	01	00	00	Productos alimenticios y agropecuarios	7.776	0	0	0	0	0	7.776
402	01	01	00	Alimentos y bebidas para personas	7.776	0	0	0	0	0	7.776
402	05	00	00	Productos de papel, cartón e impresos	17.200	0	0	0	0	0	17.200
402	05	01	00	Pulpa de madera, papel y cartón	12.150	0	0	0	0	0	12.150
402	05	03	00	Productos de papel y cartón para oficina	4.050	0	0	0	0	0	4.050
402	05	04	00	Libros, revistas y periódicos	1.000	0	0	0	0	0	1.000
402	06	00	00	Productos químicos y derivados	230.835	0	0	0	0	0	230.835
402	06	01	00	Sustancias químicas y de uso industrial	211.557	0	0	0	0	0	211.557
402	06	03	00	Tintas, pinturas y colorantes	2.430	0	0	0	0	0	2.430
402	06	04	00	Productos farmacéuticos y medicamentos	972	0	0	0	0	0	972
402	06	05	00	Productos de tocador	486	0	0	0	0	0	486
402	06	06	00	Combustibles y lubricantes	4.050	0	0	0	0	0	4.050
402	06	08	00	Productos plásticos	11.340	0	0	0	0	0	11.340
402	07	00	00	Productos minerales no metálicos	89.100	0	0	0	0	0	89.100
402	07	02	00	Vidrios y productos de vidrio	89.100	0	0	0	0	0	89.100
402	08	00	00	Productos metálicos	79.380	0	0	0	0	0	79.380
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	18.630	0	0	0	0	0	18.630
402	08	07	00	Material de señalamiento	6.480	0	0	0	0	0	6.480
402	08	09	00	Repuestos y accesorios para equipos de transporte	8.100	0	0	0	0	0	8.100
402	08	10	00	Repuestos y accesorios para otros equipos	40.500	0	0	0	0	0	40.500
402	08	99	00	Otros productos metálicos	5.670	0	0	0	0	0	5.670
402	10	00	00	Productos varios y útiles diversos	40.000	0	0	0	0	0	40.000
402	10	02	00	Materiales y útiles de limpieza y aseo	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 114509 170145000 MONITOREO Y EVALUACIÓN PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.106

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 170145006 SEGUIMIENTO A LA GESTIÓN DEL LABORATORIO EL HATILLO

UNIDAD DE MEDIDA: *INFORME TÉCNICO* **META:** 401

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.500	0	0	0	0	0	1.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
402	10	07	00	Productos de seguridad en el trabajo	12.500	0	0	0	0	0	12.500
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
402	10	11	00	Materiales eléctricos	4.000	0	0	0	0	0	4.000
402	10	12	00	Materiales para instalaciones sanitarias	4.000	0	0	0	0	0	4.000
403	**00**	**00**	**00**	**Servicios no personales**	**379.573**	**0**	**0**	**0**	**0**	0	**379.573**
403	09	00	00	Viáticos y pasajes	32.400	0	0	0	0	0	32.400
403	09	01	00	Viáticos y pasajes dentro del país	32.400	0	0	0	0	0	32.400
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	174.474	0	0	0	0	0	174.474
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	12.150	0	0	0	0	0	12.150
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	24.300	0	0	0	0	0	24.300
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	97.200	0	0	0	0	0	97.200
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	26.244	0	0	0	0	0	26.244
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	14.580	0	0	0	0	0	14.580
403	12	00	00	Conservación y reparaciones menores de obras	81.000	0	0	0	0	0	81.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	81.000	0	0	0	0	0	81.000
403	18	00	00	Impuestos indirectos	91.699	0	0	0	0	0	91.699
403	18	01	00	Impuesto al valor agregado	91.699	0	0	0	0	0	91.699
404	**00**	**00**	**00**	**Activos reales**	**12.000**	**0**	**0**	**0**	**0**	0	**12.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	12.000	0	0	0	0	0	12.000
404	09	01	00	Mobiliario y equipos de oficina	10.000	0	0	0	0	0	10.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.000	0	0	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 114509 170145000 MONITOREO Y EVALUACIÓN PARA LA GESTIÓN DE LA CALIDAD AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.106

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170145006 SEGUIMIENTO A LA GESTIÓN DEL LABORATORIO EL HATILLO

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 401

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**855.864**	**0**	**0**	**0**	**0**	0	**855.864**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 115747 170146000 PROYECTO DE CONSERVACIÓN DE SUELOS Y AGUAS ORIENTADOS A LAS ESCUELAS RURALES. 2DA ETAPA

OBJETIVO DEL PROYECTO: FORTALECER LA FORMACIÓN EN EL ÁREA AMBIENTAL A NIÑOS, NIÑAS Y ADOLESCENTES DE LAS ESCUELAS RURALES PARA LA IMPLEMENTACIÓN DE PRÁCTICAS DE CONSERVACIÓN DE SUELOS Y AGUAS

UNIDAD DE MEDIDA: PRÁCTICAS AGRÍCOLAS **META:** 123

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**81.000**	**0**	**0**	**0**	**0**	**0**	**81.000**
402	01	00	00	Productos alimenticios y agropecuarios	45.000	0	0	0	0	0	45.000
402	01	01	00	Alimentos y bebidas para personas	45.000	0	0	0	0	0	45.000
402	05	00	00	Productos de papel, cartón e impresos	7.000	0	0	0	0	0	7.000
402	05	03	00	Productos de papel y cartón para oficina	7.000	0	0	0	0	0	7.000
402	06	00	00	Productos químicos y derivados	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	08	00	00	Productos metálicos	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.000	0	0	0	0	0	10.000
402	08	10	00	Repuestos y accesorios para otros equipos	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	4.000	0	0	0	0	0	4.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.000	0	0	0	0	0	2.000
402	10	99	00	Otros productos y útiles diversos	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.742.000**	**0**	**0**	**0**	**0**	**0**	**1.742.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.000	0	0	0	0	0	30.000
403	07	02	00	Imprenta y reproducción	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	95.000	0	0	0	0	0	95.000
403	09	01	00	Viáticos y pasajes dentro del país	95.000	0	0	0	0	0	95.000
403	10	00	00	Servicios profesionales y técnicos	1.470.000	0	0	0	0	0	1.470.000
403	10	99	00	Otros servicios profesionales y técnicos	1.470.000	0	0	0	0	0	1.470.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	105.000	0	0	0	0	0	105.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	40.000	0	0	0	0	0	40.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	15.000	0	0	0	0	0	15.000
403	18	00	00	Impuestos indirectos	42.000	0	0	0	0	0	42.000
403	18	01	00	Impuesto al valor agregado	42.000	0	0	0	0	0	42.000
404	**00**	**00**	**00**	**Activos reales**	**77.000**	**0**	**0**	**0**	**0**	**0**	**77.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 115747 170146000 PROYECTO DE CONSERVACIÓN DE SUELOS Y AGUAS ORIENTADOS A LAS ESCUELAS RURALES. 2DA ETAPA

OBJETIVO DEL PROYECTO: FORTALECER LA FORMACIÓN EN EL ÁREA AMBIENTAL A NIÑOS, NIÑAS Y ADOLESCENTES DE LAS ESCUELAS RURALES PARA LA IMPLEMENTACIÓN DE PRÁCTICAS DE CONSERVACIÓN DE SUELOS Y AGUAS

UNIDAD DE MEDIDA: PRÁCTICAS AGRÍCOLAS **META:** 123

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.000	0	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	67.000	0	0	0	0	0	67.000
404	09	01	00	Mobiliario y equipos de oficina	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	43.000	0	0	0	0	0	43.000
404	09	03	00	Mobiliario y equipos de alojamiento	4.000	0	0	0	0	0	4.000
				Totales	**1.900.000**	**0**	**0**	**0**	**0**	**0**	**1.900.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 115747 170146000 PROYECTO DE CONSERVACIÓN DE SUELOS Y AGUAS ORIENTADOS A LAS ESCUELAS RURALES. 2DA ETAPA

OBJETIVO DEL PROYECTO: FORTALECER LA FORMACIÓN EN EL ÁREA AMBIENTAL A NIÑOS, NIÑAS Y ADOLESCENTES DE LAS ESCUELAS RURALES PARA LA IMPLEMENTACIÓN DE PRÁCTICAS DE CONSERVACIÓN DE SUELOS Y AGUAS

UNIDAD DE MEDIDA: PRÁCTICAS AGRÍCOLAS

META: 123

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 115747 170146000 PROYECTO DE CONSERVACIÓN DE SUELOS Y AGUAS ORIENTADOS A LAS ESCUELAS RURALES. 2DA ETAPA

OBJETIVO DEL PROYECTO: FORTALECER LA FORMACIÓN EN EL ÁREA AMBIENTAL A NIÑOS, NIÑAS Y ADOLESCENTES DE LAS ESCUELAS RURALES PARA LA IMPLEMENTACIÓN DE PRÁCTICAS DE CONSERVACIÓN DE SUELOS Y AGUAS

UNIDAD DE MEDIDA: PRÁCTICAS AGRÍCOLAS **META:** 123

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170146001 FORTALECIMIENTO DE LOS MÉTODOS PARA LA REALIZACIÓN DE LAS PRÁCTICAS DE CONSERVACIÓN A TRAVÉS DE TALLERES DE FORMACIÓN (TEÓRICOS-PRÁCTICOS)

UNIDAD DE MEDIDA: TALLER / CURSO **META:** 123

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.000**	**0**	**0**	**0**	**0**	0	**15.000**
402	01	00	00	Productos alimenticios y agropecuarios	15.000	0	0	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.162.000**	**0**	**0**	**0**	**0**	0	**1.162.000**
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	1.050.000	0	0	0	0	0	1.050.000
403	10	99	00	Otros servicios profesionales y técnicos	1.050.000	0	0	0	0	0	1.050.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	50.000	0	0	0	0	0	50.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	25.000	0	0	0	0	0	25.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
403	18	00	00	Impuestos indirectos	12.000	0	0	0	0	0	12.000
403	18	01	00	Impuesto al valor agregado	12.000	0	0	0	0	0	12.000
404	**00**	**00**	**00**	**Activos reales**	**23.000**	**0**	**0**	**0**	**0**	0	**23.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	23.000	0	0	0	0	0	23.000
404	09	02	00	Equipos de computación	23.000	0	0	0	0	0	23.000
				Totales	**1.200.000**	**0**	**0**	**0**	**0**	0	**1.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 115747 170146000 PROYECTO DE CONSERVACIÓN DE SUELOS Y AGUAS ORIENTADOS A LAS ESCUELAS RURALES. 2DA ETAPA

OBJETIVO DEL PROYECTO: FORTALECER LA FORMACIÓN EN EL ÁREA AMBIENTAL A NIÑOS, NIÑAS Y ADOLESCENTES DE LAS ESCUELAS RURALES PARA LA IMPLEMENTACIÓN DE PRÁCTICAS DE CONSERVACIÓN DE SUELOS Y AGUAS

UNIDAD DE MEDIDA: PRÁCTICAS AGRÍCOLAS **META:** 123

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170146002 MANTENIMIENTO DE LAS PRÁCTICAS DE CONSERVACIÓN DE SUELOS Y AGUAS: VIVEROS, COMPOST, LOMBRICULTURA, HUERTOS ESCOLARES, REFORESTACIÓN

UNIDAD DE MEDIDA: *PRÁCTICAS AGRÍCOLAS* **META:** 72

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	5.000	0	0	0	0	0	5.000
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	5.000	0	0	0	0	0	5.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**235.000**	**0**	**0**	**0**	**0**	0	**235.000**
403	09	00	00	Viáticos y pasajes	25.000	0	0	0	0	0	25.000
403	09	01	00	Viáticos y pasajes dentro del país	25.000	0	0	0	0	0	25.000
403	10	00	00	Servicios profesionales y técnicos	170.000	0	0	0	0	0	170.000
403	10	99	00	Otros servicios profesionales y técnicos	170.000	0	0	0	0	0	170.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	15.000	0	0	0	0	0	15.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
403	18	00	00	Impuestos indirectos	10.000	0	0	0	0	0	10.000
403	18	01	00	Impuesto al valor agregado	10.000	0	0	0	0	0	10.000
404	**00**	**00**	**00**	**Activos reales**	**40.000**	**0**	**0**	**0**	**0**	0	**40.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	0	40.000
404	09	01	00	Mobiliario y equipos de oficina	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	0	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 115747 170146000 PROYECTO DE CONSERVACIÓN DE SUELOS Y AGUAS ORIENTADOS A LAS ESCUELAS RURALES. 2DA ETAPA

OBJETIVO DEL PROYECTO: FORTALECER LA FORMACIÓN EN EL ÁREA AMBIENTAL A NIÑOS, NIÑAS Y ADOLESCENTES DE LAS ESCUELAS RURALES PARA LA IMPLEMENTACIÓN DE PRÁCTICAS DE CONSERVACIÓN DE SUELOS Y AGUAS

UNIDAD DE MEDIDA: PRÁCTICAS AGRÍCOLAS **META:** 123

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170146003 MATERIAL DIDÁCTICO Y DIVULGATIVO

UNIDAD DE MEDIDA: GUÍA **META:** 3.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	5.000	0	0	0	0	0	5.000
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	5.000	0	0	0	0	0	5.000
402	08	10	00	Repuestos y accesorios para otros equipos	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**265.000**	**0**	**0**	**0**	**0**	0	**265.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.000	0	0	0	0	0	30.000
403	07	02	00	Imprenta y reproducción	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	15.000	0	0	0	0	0	15.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	10.000	0	0	0	0	0	10.000
403	18	01	00	Impuesto al valor agregado	10.000	0	0	0	0	0	10.000
404	**00**	**00**	**00**	**Activos reales**	**10.000**	**0**	**0**	**0**	**0**	0	**10.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.000	0	0	0	0	0	10.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	0	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 115747 170146000 PROYECTO DE CONSERVACIÓN DE SUELOS Y AGUAS ORIENTADOS A LAS ESCUELAS RURALES. 2DA ETAPA

OBJETIVO DEL PROYECTO: FORTALECER LA FORMACIÓN EN EL ÁREA AMBIENTAL A NIÑOS, NIÑAS Y ADOLESCENTES DE LAS ESCUELAS RURALES PARA LA IMPLEMENTACIÓN DE PRÁCTICAS DE CONSERVACIÓN DE SUELOS Y AGUAS

UNIDAD DE MEDIDA: PRÁCTICAS AGRÍCOLAS **META:** 123

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170146004 APOYO INSTITUCIONAL

UNIDAD DE MEDIDA: *ESCUELA* **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**16.000**	**0**	**0**	**0**	**0**	0	**16.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	2.000	0	0	0	0	0	2.000
402	05	03	00	Productos de papel y cartón para oficina	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	4.000	0	0	0	0	0	4.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.000	0	0	0	0	0	2.000
402	10	99	00	Otros productos y útiles diversos	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**80.000**	**0**	**0**	**0**	**0**	0	**80.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	10	99	00	Otros servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	10.000	0	0	0	0	0	10.000
403	18	01	00	Impuesto al valor agregado	10.000	0	0	0	0	0	10.000
404	**00**	**00**	**00**	**Activos reales**	**4.000**	**0**	**0**	**0**	**0**	0	**4.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.000	0	0	0	0	0	4.000
404	09	03	00	Mobiliario y equipos de alojamiento	4.000	0	0	0	0	0	4.000
				Totales	**100.000**	**0**	**0**	**0**	**0**	0	**100.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 115926 170147000 EJECUCIÓN DE ESTRATEGIAS PARA LA GENERACIÓN DE INFORMACIÓN EN EL MANEJO Y APROVECHAMIENTO DEL RECURSO SUELO

OBJETIVO DEL PROYECTO: PROTEGER Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: ESTUDIO **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**50.192**	**0**	**0**	**0**	**0**	**0**	**50.192**
402	01	00	00	Productos alimenticios y agropecuarios	25.000	0	0	0	0	0	25.000
402	01	01	00	Alimentos y bebidas para personas	25.000	0	0	0	0	0	25.000
402	05	00	00	Productos de papel, cartón e impresos	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	5.000	0	0	0	0	0	5.000
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	8.000	0	0	0	0	0	8.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	8.000	0	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	7.192	0	0	0	0	0	7.192
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.192	0	0	0	0	0	3.192
402	10	08	00	Materiales para equipos de computación	4.000	0	0	0	0	0	4.000
403	**00**	**00**	**00**	**Servicios no personales**	**328.808**	**0**	**0**	**0**	**0**	**0**	**328.808**
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.000	0	0	0	0	0	5.000
403	07	02	00	Imprenta y reproducción	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	44.192	0	0	0	0	0	44.192
403	09	01	00	Viáticos y pasajes dentro del país	44.192	0	0	0	0	0	44.192
403	10	00	00	Servicios profesionales y técnicos	207.000	0	0	0	0	0	207.000
403	10	99	00	Otros servicios profesionales y técnicos	207.000	0	0	0	0	0	207.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	25.000	0	0	0	0	0	25.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
403	18	00	00	Impuestos indirectos	47.616	0	0	0	0	0	47.616
403	18	01	00	Impuesto al valor agregado	47.616	0	0	0	0	0	47.616
404	**00**	**00**	**00**	**Activos reales**	**21.000**	**0**	**0**	**0**	**0**	**0**	**21.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	21.000	0	0	0	0	0	21.000
404	09	02	00	Equipos de computación	21.000	0	0	0	0	0	21.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 115926 170147000 EJECUCIÓN DE ESTRATEGIAS PARA LA GENERACIÓN DE INFORMACIÓN EN EL MANEJO Y APROVECHAMIENTO DEL RECURSO SUELO

OBJETIVO DEL PROYECTO: PROTEGER Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: ESTUDIO

META: 15

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 115926 170147000 EJECUCIÓN DE ESTRATEGIAS PARA LA GENERACIÓN DE INFORMACIÓN EN EL MANEJO Y APROVECHAMIENTO DEL RECURSO SUELO

OBJETIVO DEL PROYECTO: PROTEGER Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: ESTUDIO **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170147001 DESARROLLO SOCIAL INTEGRAL Y SU INTERRELACIÓN CON EL CAMBIO CLIMÁTICO EN LAS CUENCAS HIDROGRÁFICAS DE LOS ESTADOS LARA Y FALCÓN

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**45.192**	**0**	**0**	**0**	**0**	0	**45.192**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	5.000	0	0	0	0	0	5.000
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	8.000	0	0	0	0	0	8.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	8.000	0	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	7.192	0	0	0	0	0	7.192
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.192	0	0	0	0	0	3.192
402	10	08	00	Materiales para equipos de computación	4.000	0	0	0	0	0	4.000
403	**00**	**00**	**00**	**Servicios no personales**	**283.808**	**0**	**0**	**0**	**0**	0	**283.808**
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.000	0	0	0	0	0	5.000
403	07	02	00	Imprenta y reproducción	5.000	0	0	0	0	0	5.000
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	10	00	00	Servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	25.000	0	0	0	0	0	25.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
403	18	00	00	Impuestos indirectos	23.808	0	0	0	0	0	23.808
403	18	01	00	Impuesto al valor agregado	23.808	0	0	0	0	0	23.808
404	**00**	**00**	**00**	**Activos reales**	**21.000**	**0**	**0**	**0**	**0**	0	**21.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 115926 170147000 EJECUCIÓN DE ESTRATEGIAS PARA LA GENERACIÓN DE INFORMACIÓN EN EL MANEJO Y APROVECHAMIENTO DEL RECURSO SUELO

OBJETIVO DEL PROYECTO: PROTEGER Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: ESTUDIO **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 170147001 DESARROLLO SOCIAL INTEGRAL Y SU INTERRELACIÓN CON EL CAMBIO CLIMÁTICO EN LAS CUENCAS HIDROGRÁFICAS DE LOS ESTADOS LARA Y FALCÓN

UNIDAD DE MEDIDA: PROYECTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	21.000	0	0	0	0	0	21.000
404	09	02	00	Equipos de computación	21.000	0	0	0	0	0	21.000
				Totales	**350.000**	**0**	**0**	**0**	**0**	0	**350.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 115926 170147000 EJECUCIÓN DE ESTRATEGIAS PARA LA GENERACIÓN DE INFORMACIÓN EN EL MANEJO Y APROVECHAMIENTO DEL RECURSO SUELO

OBJETIVO DEL PROYECTO: PROTEGER Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: ESTUDIO **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170147002 CAPACITACIÓN EN LOS TEMAS DE LA CONVENCIÓN DE LUCHA CONTRA LA DESERTIFICACIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.000**	**0**	**0**	**0**	**0**	0	**5.000**
402	01	00	00	Productos alimenticios y agropecuarios	5.000	0	0	0	0	0	5.000
402	01	01	00	Alimentos y bebidas para personas	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**45.000**	**0**	**0**	**0**	**0**	0	**45.000**
403	09	00	00	Viáticos y pasajes	14.192	0	0	0	0	0	14.192
403	09	01	00	Viáticos y pasajes dentro del país	14.192	0	0	0	0	0	14.192
403	10	00	00	Servicios profesionales y técnicos	7.000	0	0	0	0	0	7.000
403	10	99	00	Otros servicios profesionales y técnicos	7.000	0	0	0	0	0	7.000
403	18	00	00	Impuestos indirectos	23.808	0	0	0	0	0	23.808
403	18	01	00	Impuesto al valor agregado	23.808	0	0	0	0	0	23.808
				Totales	**50.000**	**0**	**0**	**0**	**0**	0	**50.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 115970 170148000 PLAN NACIONAL DE GESTIÓN DE LAS AGUAS. FASE IV

OBJETIVO DEL PROYECTO: CONSERVAR Y MANEJAR LAS CUENCAS HIDROGRÁFICAS Y EL RECURSO HÍDRICO PARA GARANTIZAR SU CALIDAD Y DISPONIBILIDAD

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**838.762**	**0**	**0**	**0**	**0**	**0**	**838.762**
401	01	00	00	Sueldos, salarios y otras retribuciones	506.821	0	0	0	0	0	506.821
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	506.821	0	0	0	0	0	506.821
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	331.941	0	0	0	0	0	331.941
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	331.941	0	0	0	0	0	331.941
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**61.000**	**0**	**0**	**0**	**0**	**0**	**61.000**
402	01	00	00	Productos alimenticios y agropecuarios	45.000	0	0	0	0	0	45.000
402	01	01	00	Alimentos y bebidas para personas	45.000	0	0	0	0	0	45.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	08	00	Productos plásticos	8.000	0	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	8.000	0	0	0	0	0	8.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.139.000**	**0**	**0**	**0**	**0**	**0**	**1.139.000**
403	01	00	00	Alquileres de inmuebles	50.000	0	0	0	0	0	50.000
403	01	01	00	Alquileres de edificios y locales	50.000	0	0	0	0	0	50.000
403	04	00	00	Servicios básicos	12.000	0	0	0	0	0	12.000
403	04	05	00	Servicio de comunicaciones	12.000	0	0	0	0	0	12.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	183.000	0	0	0	0	0	183.000
403	07	02	00	Imprenta y reproducción	75.000	0	0	0	0	0	75.000
403	07	03	00	Relaciones sociales	108.000	0	0	0	0	0	108.000
403	09	00	00	Viáticos y pasajes	88.000	0	0	0	0	0	88.000
403	09	01	00	Viáticos y pasajes dentro del país	88.000	0	0	0	0	0	88.000
403	10	00	00	Servicios profesionales y técnicos	668.000	0	0	0	0	0	668.000
403	10	99	00	Otros servicios profesionales y técnicos	668.000	0	0	0	0	0	668.000
403	15	00	00	Servicios fiscales	1.000	0	0	0	0	0	1.000
403	15	02	00	Tasas y otros derechos obligatorios	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	137.000	0	0	0	0	0	137.000
403	18	01	00	Impuesto al valor agregado	137.000	0	0	0	0	0	137.000
				Totales	**2.038.762**	**0**	**0**	**0**	**0**	**0**	**2.038.762**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 115970 170148000 PLAN NACIONAL DE GESTIÓN DE LAS AGUAS. FASE IV

OBJETIVO DEL PROYECTO: CONSERVAR Y MANEJAR LAS CUENCAS HIDROGRÁFICAS Y EL RECURSO HÍDRICO PARA GARANTIZAR SU CALIDAD Y DISPONIBILIDAD

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 115970 170148000 PLAN NACIONAL DE GESTIÓN DE LAS AGUAS. FASE IV

OBJETIVO DEL PROYECTO: CONSERVAR Y MANEJAR LAS CUENCAS HIDROGRÁFICAS Y EL RECURSO HÍDRICO PARA GARANTIZAR SU CALIDAD Y DISPONIBILIDAD

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170148001 PUESTA EN FUNCIONAMIENTO DE LA SECRETARÍA EJECUTIVA DE LA CUENCA DEL RÍO UNARE

UNIDAD DE MEDIDA: *CONSEJO* **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.000**	**0**	**0**	**0**	**0**	0	**5.000**
402	01	00	00	Productos alimenticios y agropecuarios	5.000	0	0	0	0	0	5.000
402	01	01	00	Alimentos y bebidas para personas	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**295.000**	**0**	**0**	**0**	**0**	0	**295.000**
403	01	00	00	Alquileres de inmuebles	50.000	0	0	0	0	0	50.000
403	01	01	00	Alquileres de edificios y locales	50.000	0	0	0	0	0	50.000
403	04	00	00	Servicios básicos	12.000	0	0	0	0	0	12.000
403	04	05	00	Servicio de comunicaciones	12.000	0	0	0	0	0	12.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	53.000	0	0	0	0	0	53.000
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	0	10.000
403	07	03	00	Relaciones sociales	43.000	0	0	0	0	0	43.000
403	09	00	00	Viáticos y pasajes	68.000	0	0	0	0	0	68.000
403	09	01	00	Viáticos y pasajes dentro del país	68.000	0	0	0	0	0	68.000
403	10	00	00	Servicios profesionales y técnicos	76.000	0	0	0	0	0	76.000
403	10	99	00	Otros servicios profesionales y técnicos	76.000	0	0	0	0	0	76.000
403	15	00	00	Servicios fiscales	1.000	0	0	0	0	0	1.000
403	15	02	00	Tasas y otros derechos obligatorios	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	35.000	0	0	0	0	0	35.000
403	18	01	00	Impuesto al valor agregado	35.000	0	0	0	0	0	35.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	0	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 115970 170148000 PLAN NACIONAL DE GESTIÓN DE LAS AGUAS. FASE IV

OBJETIVO DEL PROYECTO: CONSERVAR Y MANEJAR LAS CUENCAS HIDROGRÁFICAS Y EL RECURSO HÍDRICO PARA GARANTIZAR SU CALIDAD Y DISPONIBILIDAD

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 170148002 PLAN DE GESTIÓN INTEGRAL DE LOS RECURSOS HÍDRICOS EN LA CUENCA DEL RÍO ESCALANTE

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.000**	**0**	**0**	**0**	**0**	0	**5.000**
402	01	00	00	Productos alimenticios y agropecuarios	5.000	0	0	0	0	0	5.000
402	01	01	00	Alimentos y bebidas para personas	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**295.000**	**0**	**0**	**0**	**0**	0	**295.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	250.000	0	0	0	0	0	250.000
403	10	99	00	Otros servicios profesionales y técnicos	250.000	0	0	0	0	0	250.000
403	18	00	00	Impuestos indirectos	35.000	0	0	0	0	0	35.000
403	18	01	00	Impuesto al valor agregado	35.000	0	0	0	0	0	35.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	0	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 115970 170148000 PLAN NACIONAL DE GESTIÓN DE LAS AGUAS. FASE IV

OBJETIVO DEL PROYECTO: CONSERVAR Y MANEJAR LAS CUENCAS HIDROGRÁFICAS Y EL RECURSO HÍDRICO PARA GARANTIZAR SU CALIDAD Y DISPONIBILIDAD

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170148003 ESTUDIO DE DEMANDA Y DISPONIBILIDAD DEL AGUA EN LA REGIÓN HIDROGRÁFICA N° 4, LAGO DE VALENCIA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.000**	**0**	**0**	**0**	**0**	0	**5.000**
402	01	00	00	Productos alimenticios y agropecuarios	5.000	0	0	0	0	0	5.000
402	01	01	00	Alimentos y bebidas para personas	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**395.000**	**0**	**0**	**0**	**0**	0	**395.000**
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	342.000	0	0	0	0	0	342.000
403	10	99	00	Otros servicios profesionales y técnicos	342.000	0	0	0	0	0	342.000
403	18	00	00	Impuestos indirectos	43.000	0	0	0	0	0	43.000
403	18	01	00	Impuesto al valor agregado	43.000	0	0	0	0	0	43.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	0	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 115970 170148000 PLAN NACIONAL DE GESTIÓN DE LAS AGUAS. FASE IV

OBJETIVO DEL PROYECTO: CONSERVAR Y MANEJAR LAS CUENCAS HIDROGRÁFICAS Y EL RECURSO HÍDRICO PARA GARANTIZAR SU CALIDAD Y DISPONIBILIDAD

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170148004 CELEBRACIÓN DEL DÍA MUNDIAL DEL AGUA

UNIDAD DE MEDIDA: EVENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CUENCAS HIDROGRÁFICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**838.762**	**0**	**0**	**0**	**0**	0	**838.762**
401	01	00	00	Sueldos, salarios y otras retribuciones	506.821	0	0	0	0	0	506.821
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	506.821	0	0	0	0	0	506.821
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	331.941	0	0	0	0	0	331.941
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	331.941	0	0	0	0	0	331.941
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**46.000**	**0**	**0**	**0**	**0**	0	**46.000**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	08	00	Productos plásticos	8.000	0	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	8.000	0	0	0	0	0	8.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	8.000	0	0	0	0	0	8.000
403	**00**	**00**	**00**	**Servicios no personales**	**154.000**	**0**	**0**	**0**	**0**	0	**154.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	130.000	0	0	0	0	0	130.000
403	07	02	00	Imprenta y reproducción	65.000	0	0	0	0	0	65.000
403	07	03	00	Relaciones sociales	65.000	0	0	0	0	0	65.000
403	18	00	00	Impuestos indirectos	24.000	0	0	0	0	0	24.000
403	18	01	00	Impuesto al valor agregado	24.000	0	0	0	0	0	24.000
				Totales	**1.038.762**	**0**	**0**	**0**	**0**	0	**1.038.762**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 114040 170149000 FORTALECIMIENTO DE LABORATORIOS AMBIENTALES DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: EQUIPAMIENTO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**186.750**	**0**	**0**	**0**	**0**	**0**	**186.750**
402	05	00	00	Productos de papel, cartón e impresos	7.500	0	0	0	0	0	7.500
402	05	01	00	Pulpa de madera, papel y cartón	7.500	0	0	0	0	0	7.500
402	06	00	00	Productos químicos y derivados	108.000	0	0	0	0	0	108.000
402	06	01	00	Sustancias químicas y de uso industrial	100.000	0	0	0	0	0	100.000
402	06	08	00	Productos plásticos	8.000	0	0	0	0	0	8.000
402	07	00	00	Productos minerales no metálicos	35.000	0	0	0	0	0	35.000
402	07	02	00	Vidrios y productos de vidrio	35.000	0	0	0	0	0	35.000
402	08	00	00	Productos metálicos	28.500	0	0	0	0	0	28.500
402	08	10	00	Repuestos y accesorios para otros equipos	25.000	0	0	0	0	0	25.000
402	08	99	00	Otros productos metálicos	3.500	0	0	0	0	0	3.500
402	10	00	00	Productos varios y útiles diversos	7.750	0	0	0	0	0	7.750
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.500	0	0	0	0	0	1.500
402	10	07	00	Productos de seguridad en el trabajo	6.250	0	0	0	0	0	6.250
403	**00**	**00**	**00**	**Servicios no personales**	**93.250**	**0**	**0**	**0**	**0**	**0**	**93.250**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	50.393	0	0	0	0	0	50.393
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	26.543	0	0	0	0	0	26.543
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	19.800	0	0	0	0	0	19.800
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	4.050	0	0	0	0	0	4.050
403	18	00	00	Impuestos indirectos	42.857	0	0	0	0	0	42.857
403	18	01	00	Impuesto al valor agregado	42.857	0	0	0	0	0	42.857
404	**00**	**00**	**00**	**Activos reales**	**120.000**	**0**	**0**	**0**	**0**	**0**	**120.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	120.000	0	0	0	0	0	120.000
404	07	01	00	Equipos científicos y de laboratorio	120.000	0	0	0	0	0	120.000
				Totales	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 114040 170149000 FORTALECIMIENTO DE LABORATORIOS AMBIENTALES DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: EQUIPAMIENTO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 114040 170149000 FORTALECIMIENTO DE LABORATORIOS AMBIENTALES DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: EQUIPAMIENTO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 170149001 EQUIPAMIENTO DE LABORATORIOS AMBIENTALES DE LOS ESTADOS ARAGUA, ANZOATEGUI, LARA, MIRANDA, MONAGAS Y NUEVA ESPARTA

UNIDAD DE MEDIDA: *EQUIPAMIENTO* **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**14.400**	**0**	**0**	**0**	**0**	0	**14.400**
403	18	00	00	Impuestos indirectos	14.400	0	0	0	0	0	14.400
403	18	01	00	Impuesto al valor agregado	14.400	0	0	0	0	0	14.400
404	**00**	**00**	**00**	**Activos reales**	**120.000**	**0**	**0**	**0**	**0**	0	**120.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	120.000	0	0	0	0	0	120.000
404	07	01	00	Equipos científicos y de laboratorio	120.000	0	0	0	0	0	120.000
				Totales	**134.400**	**0**	**0**	**0**	**0**	0	**134.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 114040 170149000 FORTALECIMIENTO DE LABORATORIOS AMBIENTALES DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE. AÑO 2012

OBJETIVO DEL PROYECTO: MEJORAMIENTO DE LA CALIDAD DEL AMBIENTE A TRAVÉS DE: LA INSERCIÓN DE LA VARIABLE AMBIENTAL EN EL MODELO DE PRODUCCIÓN Y CONSUMO DEL PAÍS, Y EL CONTROL DE LAS FUENTES DE CONTAMINACIÓN (EMISIONES, EFLUENTES Y DESECHOS SÓLIDOS)

UNIDAD DE MEDIDA: EQUIPAMIENTO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170149002 SEGUIMIENTO A LA GESTIÓN ANALÍTICA DE LOS LABORATORIOS REGIONALES

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 20

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**186.750**	**0**	**0**	**0**	**0**	0	**186.750**
402	05	00	00	Productos de papel, cartón e impresos	7.500	0	0	0	0	0	7.500
402	05	01	00	Pulpa de madera, papel y cartón	7.500	0	0	0	0	0	7.500
402	06	00	00	Productos químicos y derivados	108.000	0	0	0	0	0	108.000
402	06	01	00	Sustancias químicas y de uso industrial	100.000	0	0	0	0	0	100.000
402	06	08	00	Productos plásticos	8.000	0	0	0	0	0	8.000
402	07	00	00	Productos minerales no metálicos	35.000	0	0	0	0	0	35.000
402	07	02	00	Vidrios y productos de vidrio	35.000	0	0	0	0	0	35.000
402	08	00	00	Productos metálicos	28.500	0	0	0	0	0	28.500
402	08	10	00	Repuestos y accesorios para otros equipos	25.000	0	0	0	0	0	25.000
402	08	99	00	Otros productos metálicos	3.500	0	0	0	0	0	3.500
402	10	00	00	Productos varios y útiles diversos	7.750	0	0	0	0	0	7.750
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.500	0	0	0	0	0	1.500
402	10	07	00	Productos de seguridad en el trabajo	6.250	0	0	0	0	0	6.250
403	**00**	**00**	**00**	**Servicios no personales**	**78.850**	**0**	**0**	**0**	**0**	0	**78.850**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	50.393	0	0	0	0	0	50.393
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	26.543	0	0	0	0	0	26.543
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	19.800	0	0	0	0	0	19.800
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	4.050	0	0	0	0	0	4.050
403	18	00	00	Impuestos indirectos	28.457	0	0	0	0	0	28.457
403	18	01	00	Impuesto al valor agregado	28.457	0	0	0	0	0	28.457
				Totales	**265.600**	**0**	**0**	**0**	**0**	0	**265.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 113866 170150000 FORTALECER EL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**351.096**	**0**	**0**	**0**	**0**	**0**	**351.096**
401	01	00	00	Sueldos, salarios y otras retribuciones	209.576	0	0	0	0	0	209.576
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	161.576	0	0	0	0	0	161.576
401	01	18	00	Remuneraciones al personal contratado	48.000	0	0	0	0	0	48.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	141.520	0	0	0	0	0	141.520
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	141.520	0	0	0	0	0	141.520
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**270.506**	**0**	**0**	**0**	**0**	**0**	**270.506**
402	01	00	00	Productos alimenticios y agropecuarios	48.252	0	0	0	0	0	48.252
402	01	01	00	Alimentos y bebidas para personas	48.252	0	0	0	0	0	48.252
402	03	00	00	Textiles y vestuarios	116.686	0	0	0	0	0	116.686
402	03	01	00	Textiles	650	0	0	0	0	0	650
402	03	02	00	Prendas de vestir	116.036	0	0	0	0	0	116.036
402	04	00	00	Productos de cuero y caucho	33.500	0	0	0	0	0	33.500
402	04	03	00	Cauchos y tripas para vehículos	33.500	0	0	0	0	0	33.500
402	05	00	00	Productos de papel, cartón e impresos	8.162	0	0	0	0	0	8.162
402	05	01	00	Pulpa de madera, papel y cartón	1.000	0	0	0	0	0	1.000
402	05	02	00	Envases y cajas de papel y cartón	94	0	0	0	0	0	94
402	05	03	00	Productos de papel y cartón para oficina	5.818	0	0	0	0	0	5.818
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.250	0	0	0	0	0	1.250
402	06	00	00	Productos químicos y derivados	19.681	0	0	0	0	0	19.681
402	06	03	00	Tintas, pinturas y colorantes	16.171	0	0	0	0	0	16.171
402	06	04	00	Productos farmacéuticos y medicamentos	400	0	0	0	0	0	400
402	06	06	00	Combustibles y lubricantes	2.610	0	0	0	0	0	2.610
402	06	08	00	Productos plásticos	500	0	0	0	0	0	500
402	08	00	00	Productos metálicos	11.831	0	0	0	0	0	11.831
402	08	09	00	Repuestos y accesorios para equipos de transporte	11.831	0	0	0	0	0	11.831
402	10	00	00	Productos varios y útiles diversos	32.394	0	0	0	0	0	32.394
402	10	02	00	Materiales y útiles de limpieza y aseo	320	0	0	0	0	0	320
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.254	0	0	0	0	0	4.254

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 113866 170150000 FORTALECER EL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	1.200	0	0	0	0	0	1.200
402	10	07	00	Productos de seguridad en el trabajo	9.190	0	0	0	0	0	9.190
402	10	08	00	Materiales para equipos de computación	10.030	0	0	0	0	0	10.030
402	10	11	00	Materiales eléctricos	7.400	0	0	0	0	0	7.400
403	**00**	**00**	**00**	**Servicios no personales**	**263.926**	**0**	**0**	**0**	**0**	**0**	**263.926**
403	06	00	00	Servicios de transporte y almacenaje	1.900	0	0	0	0	0	1.900
403	06	01	00	Fletes y embalajes	1.900	0	0	0	0	0	1.900
403	07	00	00	Servicios de información, impresión y relaciones públicas	59.200	0	0	0	0	0	59.200
403	07	01	00	Publicidad y propaganda	19.200	0	0	0	0	0	19.200
403	07	02	00	Imprenta y reproducción	40.000	0	0	0	0	0	40.000
403	09	00	00	Viáticos y pasajes	67.170	0	0	0	0	0	67.170
403	09	01	00	Viáticos y pasajes dentro del país	67.170	0	0	0	0	0	67.170
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	56.444	0	0	0	0	0	56.444
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	48.460	0	0	0	0	0	48.460
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	7.984	0	0	0	0	0	7.984
403	18	00	00	Impuestos indirectos	79.212	0	0	0	0	0	79.212
403	18	01	00	Impuesto al valor agregado	79.212	0	0	0	0	0	79.212
404	**00**	**00**	**00**	**Activos reales**	**227.325**	**0**	**0**	**0**	**0**	**0**	**227.325**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	98.000	0	0	0	0	0	98.000
404	07	01	00	Equipos científicos y de laboratorio	70.000	0	0	0	0	0	70.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	28.000	0	0	0	0	0	28.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	129.325	0	0	0	0	0	129.325
404	09	01	00	Mobiliario y equipos de oficina	25.000	0	0	0	0	0	25.000
404	09	02	00	Equipos de computación	64.000	0	0	0	0	0	64.000
404	09	03	00	Mobiliario y equipos de alojamiento	40.325	0	0	0	0	0	40.325
				Totales	**1.112.853**	**0**	**0**	**0**	**0**	**0**	**1.112.853**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 113866 170150000 FORTALECER EL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 113866 170150000 FORTALECER EL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170150001 SEGUIMIENTO Y EVALUACIÓN DE LOS PROYECTOS DE INTERÉS NACIONAL

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**55.426**	**0**	**0**	**0**	**0**	0	**55.426**
402	01	00	00	Productos alimenticios y agropecuarios	8.000	0	0	0	0	0	8.000
402	01	01	00	Alimentos y bebidas para personas	8.000	0	0	0	0	0	8.000
402	03	00	00	Textiles y vestuarios	34.036	0	0	0	0	0	34.036
402	03	02	00	Prendas de vestir	34.036	0	0	0	0	0	34.036
402	05	00	00	Productos de papel, cartón e impresos	2.090	0	0	0	0	0	2.090
402	05	01	00	Pulpa de madera, papel y cartón	1.000	0	0	0	0	0	1.000
402	05	03	00	Productos de papel y cartón para oficina	540	0	0	0	0	0	540
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	550	0	0	0	0	0	550
402	06	00	00	Productos químicos y derivados	3.550	0	0	0	0	0	3.550
402	06	03	00	Tintas, pinturas y colorantes	2.700	0	0	0	0	0	2.700
402	06	06	00	Combustibles y lubricantes	550	0	0	0	0	0	550
402	06	08	00	Productos plásticos	300	0	0	0	0	0	300
402	10	00	00	Productos varios y útiles diversos	7.750	0	0	0	0	0	7.750
402	10	02	00	Materiales y útiles de limpieza y aseo	320	0	0	0	0	0	320
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	700	0	0	0	0	0	700
402	10	08	00	Materiales para equipos de computación	4.330	0	0	0	0	0	4.330
402	10	11	00	Materiales eléctricos	2.400	0	0	0	0	0	2.400
403	**00**	**00**	**00**	**Servicios no personales**	**80.473**	**0**	**0**	**0**	**0**	0	**80.473**
403	06	00	00	Servicios de transporte y almacenaje	800	0	0	0	0	0	800
403	06	01	00	Fletes y embalajes	800	0	0	0	0	0	800
403	07	00	00	Servicios de información, impresión y relaciones públicas	28.560	0	0	0	0	0	28.560
403	07	01	00	Publicidad y propaganda	4.560	0	0	0	0	0	4.560
403	07	02	00	Imprenta y reproducción	24.000	0	0	0	0	0	24.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 113866 170150000 FORTALECER EL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170150001 SEGUIMIENTO Y EVALUACIÓN DE LOS PROYECTOS DE INTERÉS NACIONAL

UNIDAD DE MEDIDA: *INFORME TÉCNICO* **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
403	09	00	00	Viáticos y pasajes	9.260	0	0	0	0	0	9.260
403	09	01	00	Viáticos y pasajes dentro del país	9.260	0	0	0	0	0	9.260
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	12.444	0	0	0	0	0	12.444
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	11.460	0	0	0	0	0	11.460
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	984	0	0	0	0	0	984
403	18	00	00	Impuestos indirectos	29.409	0	0	0	0	0	29.409
403	18	01	00	Impuesto al valor agregado	29.409	0	0	0	0	0	29.409
404	**00**	**00**	**00**	**Activos reales**	**138.325**	**0**	**0**	**0**	**0**	0	**138.325**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	98.000	0	0	0	0	0	98.000
404	07	01	00	Equipos científicos y de laboratorio	70.000	0	0	0	0	0	70.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	28.000	0	0	0	0	0	28.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	40.325	0	0	0	0	0	40.325
404	09	03	00	Mobiliario y equipos de alojamiento	40.325	0	0	0	0	0	40.325
				Totales	**274.224**	**0**	**0**	**0**	**0**	0	**274.224**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 113866 170150000 FORTALECER EL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170150002 DISEÑO Y ELABORACIÓN DE MODELOS TÉCNICOS INSTRUMENTALES Y PROCEDIMENTALES PARA DIAGNOSTICAR, EVALUAR Y CONTROLAR LOS ILÍCITOS AMBIENTALES

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**303.096**	**0**	**0**	**0**	**0**	0	**303.096**
401	01	00	00	Sueldos, salarios y otras retribuciones	161.576	0	0	0	0	0	161.576
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	161.576	0	0	0	0	0	161.576
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	141.520	0	0	0	0	0	141.520
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	141.520	0	0	0	0	0	141.520
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**20.224**	**0**	**0**	**0**	**0**	0	**20.224**
402	01	00	00	Productos alimenticios y agropecuarios	3.000	0	0	0	0	0	3.000
402	01	01	00	Alimentos y bebidas para personas	3.000	0	0	0	0	0	3.000
402	03	00	00	Textiles y vestuarios	650	0	0	0	0	0	650
402	03	01	00	Textiles	650	0	0	0	0	0	650
402	04	00	00	Productos de cuero y caucho	10.000	0	0	0	0	0	10.000
402	04	03	00	Cauchos y tripas para vehículos	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	444	0	0	0	0	0	444
402	05	02	00	Envases y cajas de papel y cartón	94	0	0	0	0	0	94
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	350	0	0	0	0	0	350
402	06	00	00	Productos químicos y derivados	2.430	0	0	0	0	0	2.430
402	06	03	00	Tintas, pinturas y colorantes	1.000	0	0	0	0	0	1.000
402	06	04	00	Productos farmacéuticos y medicamentos	400	0	0	0	0	0	400
402	06	06	00	Combustibles y lubricantes	830	0	0	0	0	0	830
402	06	08	00	Productos plásticos	200	0	0	0	0	0	200
402	10	00	00	Productos varios y útiles diversos	3.700	0	0	0	0	0	3.700
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	700	0	0	0	0	0	700
402	10	06	00	Condecoraciones, ofrendas y similares	1.200	0	0	0	0	0	1.200
402	10	08	00	Materiales para equipos de computación	1.800	0	0	0	0	0	1.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 113866 170150000 FORTALECER EL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 170150002 DISEÑO Y ELABORACIÓN DE MODELOS TÉCNICOS INSTRUMENTALES Y PROCEDIMENTALES PARA DIAGNOSTICAR, EVALUAR Y CONTROLAR LOS ILÍCITOS AMBIENTALES

UNIDAD DE MEDIDA: *INFORME TÉCNICO* **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**5.780**	**0**	**0**	**0**	**0**	0	**5.780**
403	09	00	00	Viáticos y pasajes	2.000	0	0	0	0	0	2.000
403	09	01	00	Viáticos y pasajes dentro del pais	2.000	0	0	0	0	0	2.000
403	18	00	00	Impuestos indirectos	3.780	0	0	0	0	0	3.780
403	18	01	00	Impuesto al valor agregado	3.780	0	0	0	0	0	3.780
404	**00**	**00**	**00**	**Activos reales**	**12.000**	**0**	**0**	**0**	**0**	0	**12.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	12.000	0	0	0	0	0	12.000
404	09	02	00	Equipos de computación	12.000	0	0	0	0	0	12.000
				Totales	**341.100**	**0**	**0**	**0**	**0**	0	**341.100**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 113866 170150000 FORTALECER EL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170150003 ASISTENCIA TÉCNICA A LAS DIRECCIONES ESTADALES AMBIENTALES PARA LA RESOLUCIÓN DE CASOS CRÍTICOS AMBIENTALES

UNIDAD DE MEDIDA: CASO ATENDIDO **META:** 84

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**41.270**	**0**	**0**	**0**	**0**	0	**41.270**
402	01	00	00	Productos alimenticios y agropecuarios	4.500	0	0	0	0	0	4.500
402	01	01	00	Alimentos y bebidas para personas	4.500	0	0	0	0	0	4.500
402	04	00	00	Productos de cuero y caucho	7.500	0	0	0	0	0	7.500
402	04	03	00	Cauchos y tripas para vehículos	7.500	0	0	0	0	0	7.500
402	05	00	00	Productos de papel, cartón e impresos	878	0	0	0	0	0	878
402	05	03	00	Productos de papel y cartón para oficina	878	0	0	0	0	0	878
402	06	00	00	Productos químicos y derivados	3.471	0	0	0	0	0	3.471
402	06	03	00	Tintas, pinturas y colorantes	3.471	0	0	0	0	0	3.471
402	08	00	00	Productos metálicos	11.831	0	0	0	0	0	11.831
402	08	09	00	Repuestos y accesorios para equipos de transporte	11.831	0	0	0	0	0	11.831
402	10	00	00	Productos varios y útiles diversos	13.090	0	0	0	0	0	13.090
402	10	07	00	Productos de seguridad en el trabajo	9.190	0	0	0	0	0	9.190
402	10	08	00	Materiales para equipos de computación	3.900	0	0	0	0	0	3.900
403	**00**	**00**	**00**	**Servicios no personales**	**49.770**	**0**	**0**	**0**	**0**	0	**49.770**
403	09	00	00	Viáticos y pasajes	15.050	0	0	0	0	0	15.050
403	09	01	00	Viáticos y pasajes dentro del país	15.050	0	0	0	0	0	15.050
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	25.000	0	0	0	0	0	25.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	18.000	0	0	0	0	0	18.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	7.000	0	0	0	0	0	7.000
403	18	00	00	Impuestos indirectos	9.720	0	0	0	0	0	9.720
403	18	01	00	Impuesto al valor agregado	9.720	0	0	0	0	0	9.720
404	**00**	**00**	**00**	**Activos reales**	**25.000**	**0**	**0**	**0**	**0**	0	**25.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 113866 170150000 FORTALECER EL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 170150003 ASISTENCIA TÉCNICA A LAS DIRECCIONES ESTADALES AMBIENTALES PARA LA RESOLUCIÓN DE CASOS CRÍTICOS AMBIENTALES

UNIDAD DE MEDIDA: *CASO ATENDIDO* **META:** 84

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	25.000	0	0	0	0	0	25.000
				Totales	**116.040**	**0**	**0**	**0**	**0**	0	**116.040**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 113866 170150000 FORTALECER EL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170150004 PROMOVER, ASESORAR Y HACER SEGUIMIENTO DEL FORTALECIMIENTO DE LA RED NACIONAL DE VIGILANTES VOLUNTARIOS DEL AMBIENTE EN LOS CONSEJOS COMUNALES Y COMUNIDADES ORGANIZADAS

UNIDAD DE MEDIDA: TALLER / JORNADA / REUNIÓN **META:** 300

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**118.302**	**0**	**0**	**0**	**0**	0	**118.302**
402	01	00	00	Productos alimenticios y agropecuarios	23.752	0	0	0	0	0	23.752
402	01	01	00	Alimentos y bebidas para personas	23.752	0	0	0	0	0	23.752
402	03	00	00	Textiles y vestuarios	82.000	0	0	0	0	0	82.000
402	03	02	00	Prendas de vestir	82.000	0	0	0	0	0	82.000
402	04	00	00	Productos de cuero y caucho	7.000	0	0	0	0	0	7.000
402	04	03	00	Cauchos y tripas para vehículos	7.000	0	0	0	0	0	7.000
402	05	00	00	Productos de papel, cartón e impresos	550	0	0	0	0	0	550
402	05	03	00	Productos de papel y cartón para oficina	200	0	0	0	0	0	200
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	350	0	0	0	0	0	350
402	10	00	00	Productos varios y útiles diversos	5.000	0	0	0	0	0	5.000
402	10	11	00	Materiales eléctricos	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**70.187**	**0**	**0**	**0**	**0**	0	**70.187**
403	06	00	00	Servicios de transporte y almacenaje	1.100	0	0	0	0	0	1.100
403	06	01	00	Fletes y embalajes	1.100	0	0	0	0	0	1.100
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.640	0	0	0	0	0	30.640
403	07	01	00	Publicidad y propaganda	14.640	0	0	0	0	0	14.640
403	07	02	00	Imprenta y reproducción	16.000	0	0	0	0	0	16.000
403	09	00	00	Viáticos y pasajes	17.900	0	0	0	0	0	17.900
403	09	01	00	Viáticos y pasajes dentro del país	17.900	0	0	0	0	0	17.900
403	18	00	00	Impuestos indirectos	20.547	0	0	0	0	0	20.547
403	18	01	00	Impuesto al valor agregado	20.547	0	0	0	0	0	20.547
				Totales	**188.489**	**0**	**0**	**0**	**0**	0	**188.489**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 113866 170150000 FORTALECER EL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 170150005 INSPECCIONES PARA EL CONTROL DE ACTIVIDADES SUSCEPTIBLES DE DEGRADAR EL AMBIENTE DE CASOS CRÍTICOS EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 108

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**48.000**	**0**	**0**	**0**	**0**	0	**48.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	48.000	0	0	0	0	0	48.000
401	01	18	00	Remuneraciones al personal contratado	48.000	0	0	0	0	0	48.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**35.284**	**0**	**0**	**0**	**0**	0	**35.284**
402	01	00	00	Productos alimenticios y agropecuarios	9.000	0	0	0	0	0	9.000
402	01	01	00	Alimentos y bebidas para personas	9.000	0	0	0	0	0	9.000
402	04	00	00	Productos de cuero y caucho	9.000	0	0	0	0	0	9.000
402	04	03	00	Cauchos y tripas para vehículos	9.000	0	0	0	0	0	9.000
402	05	00	00	Productos de papel, cartón e impresos	4.200	0	0	0	0	0	4.200
402	05	03	00	Productos de papel y cartón para oficina	4.200	0	0	0	0	0	4.200
402	06	00	00	Productos químicos y derivados	10.230	0	0	0	0	0	10.230
402	06	03	00	Tintas, pinturas y colorantes	9.000	0	0	0	0	0	9.000
402	06	06	00	Combustibles y lubricantes	1.230	0	0	0	0	0	1.230
402	10	00	00	Productos varios y útiles diversos	2.854	0	0	0	0	0	2.854
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.854	0	0	0	0	0	2.854
403	**00**	**00**	**00**	**Servicios no personales**	**52.716**	**0**	**0**	**0**	**0**	0	**52.716**
403	09	00	00	Viáticos y pasajes	18.500	0	0	0	0	0	18.500
403	09	01	00	Viáticos y pasajes dentro del país	18.500	0	0	0	0	0	18.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	19.000	0	0	0	0	0	19.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	19.000	0	0	0	0	0	19.000
403	18	00	00	Impuestos indirectos	15.216	0	0	0	0	0	15.216
403	18	01	00	Impuesto al valor agregado	15.216	0	0	0	0	0	15.216
404	**00**	**00**	**00**	**Activos reales**	**52.000**	**0**	**0**	**0**	**0**	0	**52.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	52.000	0	0	0	0	0	52.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 113866 170150000 FORTALECER EL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170150005 INSPECCIONES PARA EL CONTROL DE ACTIVIDADES SUSCEPTIBLES DE DEGRADAR EL AMBIENTE DE CASOS CRÍTICOS EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 108

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	52.000	0	0	0	0	0	52.000
				Totales	**188.000**	**0**	**0**	**0**	**0**	0	**188.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 113866 170150000 FORTALECER EL PLAN NACIONAL DE VIGILANCIA Y CONTROL AMBIENTAL. AÑO 2012

OBJETIVO DEL PROYECTO: CONSERVAR Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 140

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 170150006 REUNIONES, TALLERES, MESAS DE TRABAJO INTERINSTITUCIONALES E INTRAINSTITUCIONALES PARA TRATAR ASPECTOS REFERENTES A LA PROBLEMÁTICA AMBIENTAL

UNIDAD DE MEDIDA: *REPORTE* **META:** 52

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE VIGILANCIA Y CONTROL AMBIENTAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**5.000**	**0**	**0**	**0**	**0**	0	**5.000**
403	09	00	00	Viáticos y pasajes	4.460	0	0	0	0	0	4.460
403	09	01	00	Viáticos y pasajes dentro del pais	4.460	0	0	0	0	0	4.460
403	18	00	00	Impuestos indirectos	540	0	0	0	0	0	540
403	18	01	00	Impuesto al valor agregado	540	0	0	0	0	0	540
				Totales	**5.000**	**0**	**0**	**0**	**0**	0	**5.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 113947 170151000 REACONDICIONAMIENTO DE LOS ESPACIOS FÍSICOS Y REPARACIÓN DE LOS EQUIPOS DE ELEVACIÓN EN LA SEDE PRINCIPAL DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EQUIDAD, EFICACIA Y EFICIENCIA DE LA ACCIÓN AMBIENTAL PÚBLICA

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 500

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**70.000**	**0**	**0**	**0**	**0**	**0**	**70.000**
402	06	00	00	Productos químicos y derivados	40.000	0	0	0	0	0	40.000
402	06	03	00	Tintas, pinturas y colorantes	40.000	0	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	30.000	0	0	0	0	0	30.000
402	10	11	00	Materiales eléctricos	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**730.000**	**0**	**0**	**0**	**0**	**0**	**730.000**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	622.857	0	0	0	0	0	622.857
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	622.857	0	0	0	0	0	622.857
403	18	00	00	Impuestos indirectos	107.143	0	0	0	0	0	107.143
403	18	01	00	Impuesto al valor agregado	107.143	0	0	0	0	0	107.143
404	**00**	**00**	**00**	**Activos reales**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	09	01	00	Mobiliario y equipos de oficina	200.000	0	0	0	0	0	200.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 113947 170151000 REACONDICIONAMIENTO DE LOS ESPACIOS FÍSICOS Y REPARACIÓN DE LOS EQUIPOS DE ELEVACIÓN EN LA SEDE PRINCIPAL DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EQUIDAD, EFICACIA Y EFICIENCIA DE LA ACCIÓN AMBIENTAL PÚBLICA

UNIDAD DE MEDIDA: METRO CUADRADO

META: 500

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 113947 170151000 REACONDICIONAMIENTO DE LOS ESPACIOS FÍSICOS Y REPARACIÓN DE LOS EQUIPOS DE ELEVACIÓN EN LA SEDE PRINCIPAL DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EQUIDAD, EFICACIA Y EFICIENCIA DE LA ACCIÓN AMBIENTAL PÚBLICA

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 500

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170151001 ADECUACIÓN DE LOS ALMACENES DE BIENES Y SERVICIOS, UBICADOS EN TORRE SUR DEL CENTRO SIMÓN BOLÍVAR

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 500

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**70.000**	**0**	**0**	**0**	**0**	0	**70.000**
402	06	00	00	Productos químicos y derivados	40.000	0	0	0	0	0	40.000
402	06	03	00	Tintas, pinturas y colorantes	40.000	0	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	30.000	0	0	0	0	0	30.000
402	10	11	00	Materiales eléctricos	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**32.400**	**0**	**0**	**0**	**0**	0	**32.400**
403	18	00	00	Impuestos indirectos	32.400	0	0	0	0	0	32.400
403	18	01	00	Impuesto al valor agregado	32.400	0	0	0	0	0	32.400
404	**00**	**00**	**00**	**Activos reales**	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	09	01	00	Mobiliario y equipos de oficina	200.000	0	0	0	0	0	200.000
				Totales	**302.400**	**0**	**0**	**0**	**0**	0	**302.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 113947 170151000 REACONDICIONAMIENTO DE LOS ESPACIOS FÍSICOS Y REPARACIÓN DE LOS EQUIPOS DE ELEVACIÓN EN LA SEDE PRINCIPAL DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EQUIDAD, EFICACIA Y EFICIENCIA DE LA ACCIÓN AMBIENTAL PÚBLICA

UNIDAD DE MEDIDA: METRO CUADRADO **META:** 500

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 170151002 REPARACIÓN DE ASCENSORES DE LA TORRE SUR DEL CENTRO SIMÓN BOLÍVAR

UNIDAD DE MEDIDA: NÚCLEO **META:** 2

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**697.600**	**0**	**0**	**0**	**0**	0	**697.600**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	622.857	0	0	0	0	0	622.857
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	622.857	0	0	0	0	0	622.857
403	18	00	00	Impuestos indirectos	74.743	0	0	0	0	0	74.743
403	18	01	00	Impuesto al valor agregado	74.743	0	0	0	0	0	74.743
				Totales	**697.600**	**0**	**0**	**0**	**0**	0	**697.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 114771 170153000 CONSERVACIÓN Y USO SUSTENTABLE DEL BOSQUE. AÑO 2012

OBJETIVO DEL PROYECTO: PROTEGER Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**925.439**	**0**	**0**	**0**	**0**	**0**	**925.439**
401	01	00	00	Sueldos, salarios y otras retribuciones	542.489	0	0	0	0	0	542.489
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	542.489	0	0	0	0	0	542.489
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	382.950	0	0	0	0	0	382.950
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	382.950	0	0	0	0	0	382.950
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**28.164**	**0**	**0**	**0**	**0**	**0**	**28.164**
402	01	00	00	Productos alimenticios y agropecuarios	24.616	0	0	0	0	0	24.616
402	01	01	00	Alimentos y bebidas para personas	24.616	0	0	0	0	0	24.616
402	05	00	00	Productos de papel, cartón e impresos	3.548	0	0	0	0	0	3.548
402	05	02	00	Envases y cajas de papel y cartón	3.548	0	0	0	0	0	3.548
403	**00**	**00**	**00**	**Servicios no personales**	**322.909**	**0**	**0**	**0**	**0**	**0**	**322.909**
403	07	00	00	Servicios de información, impresión y relaciones públicas	121.866	0	0	0	0	0	121.866
403	07	02	00	Imprenta y reproducción	121.866	0	0	0	0	0	121.866
403	09	00	00	Viáticos y pasajes	155.484	0	0	0	0	0	155.484
403	09	01	00	Viáticos y pasajes dentro del país	155.484	0	0	0	0	0	155.484
403	18	00	00	Impuestos indirectos	45.559	0	0	0	0	0	45.559
403	18	01	00	Impuesto al valor agregado	45.559	0	0	0	0	0	45.559
404	**00**	**00**	**00**	**Activos reales**	**30.608**	**0**	**0**	**0**	**0**	**0**	**30.608**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	9.488	0	0	0	0	0	9.488
404	07	01	00	Equipos científicos y de laboratorio	9.488	0	0	0	0	0	9.488
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	21.120	0	0	0	0	0	21.120
404	09	02	00	Equipos de computación	21.120	0	0	0	0	0	21.120
				Totales	**1.307.120**	**0**	**0**	**0**	**0**	**0**	**1.307.120**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 114771 170153000 CONSERVACIÓN Y USO SUSTENTABLE DEL BOSQUE. AÑO 2012

OBJETIVO DEL PROYECTO: PROTEGER Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 114771 170153000 CONSERVACIÓN Y USO SUSTENTABLE DEL BOSQUE. AÑO 2012

OBJETIVO DEL PROYECTO: PROTEGER Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170153001 CONTROL Y SEGUIMIENTO DE LOS PROCESOS QUE AFECTAN AL BOSQUE

UNIDAD DE MEDIDA: DOCUMENTO **META:** 38

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**925.439**	**0**	**0**	**0**	**0**	0	**925.439**
401	01	00	00	Sueldos, salarios y otras retribuciones	542.489	0	0	0	0	0	542.489
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	542.489	0	0	0	0	0	542.489
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	382.950	0	0	0	0	0	382.950
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	382.950	0	0	0	0	0	382.950
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.548**	**0**	**0**	**0**	**0**	0	**3.548**
402	05	00	00	Productos de papel, cartón e impresos	3.548	0	0	0	0	0	3.548
402	05	02	00	Envases y cajas de papel y cartón	3.548	0	0	0	0	0	3.548
403	**00**	**00**	**00**	**Servicios no personales**	**58.682**	**0**	**0**	**0**	**0**	0	**58.682**
403	09	00	00	Viáticos y pasajes	47.544	0	0	0	0	0	47.544
403	09	01	00	Viáticos y pasajes dentro del país	47.544	0	0	0	0	0	47.544
403	18	00	00	Impuestos indirectos	11.138	0	0	0	0	0	11.138
403	18	01	00	Impuesto al valor agregado	11.138	0	0	0	0	0	11.138
404	**00**	**00**	**00**	**Activos reales**	**30.608**	**0**	**0**	**0**	**0**	0	**30.608**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	9.488	0	0	0	0	0	9.488
404	07	01	00	Equipos científicos y de laboratorio	9.488	0	0	0	0	0	9.488
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	21.120	0	0	0	0	0	21.120
404	09	02	00	Equipos de computación	21.120	0	0	0	0	0	21.120
				Totales	**1.018.277**	**0**	**0**	**0**	**0**	0	**1.018.277**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 114771 170153000 CONSERVACIÓN Y USO SUSTENTABLE DEL BOSQUE. AÑO 2012

OBJETIVO DEL PROYECTO: PROTEGER Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 170153002 MONITOREO FORESTAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**46.000**	**0**	**0**	**0**	**0**	0	**46.000**
403	09	00	00	Viáticos y pasajes	40.480	0	0	0	0	0	40.480
403	09	01	00	Viáticos y pasajes dentro del país	40.480	0	0	0	0	0	40.480
403	18	00	00	Impuestos indirectos	5.520	0	0	0	0	0	5.520
403	18	01	00	Impuesto al valor agregado	5.520	0	0	0	0	0	5.520
				Totales	**46.000**	**0**	**0**	**0**	**0**	0	**46.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 114771 170153000 CONSERVACIÓN Y USO SUSTENTABLE DEL BOSQUE. AÑO 2012

OBJETIVO DEL PROYECTO: PROTEGER Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170153003 GENERACIÓN DE INFORMACIÓN FORESTAL

UNIDAD DE MEDIDA: INFORME **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.600**	**0**	**0**	**0**	**0**	0	**17.600**
402	01	00	00	Productos alimenticios y agropecuarios	17.600	0	0	0	0	0	17.600
402	01	01	00	Alimentos y bebidas para personas	17.600	0	0	0	0	0	17.600
403	**00**	**00**	**00**	**Servicios no personales**	**145.540**	**0**	**0**	**0**	**0**	0	**145.540**
403	07	00	00	Servicios de información, impresión y relaciones públicas	82.372	0	0	0	0	0	82.372
403	07	02	00	Imprenta y reproducción	82.372	0	0	0	0	0	82.372
403	09	00	00	Viáticos y pasajes	43.592	0	0	0	0	0	43.592
403	09	01	00	Viáticos y pasajes dentro del país	43.592	0	0	0	0	0	43.592
403	18	00	00	Impuestos indirectos	19.576	0	0	0	0	0	19.576
403	18	01	00	Impuesto al valor agregado	19.576	0	0	0	0	0	19.576
				Totales	**163.140**	**0**	**0**	**0**	**0**	0	**163.140**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 114771 170153000 CONSERVACIÓN Y USO SUSTENTABLE DEL BOSQUE. AÑO 2012

OBJETIVO DEL PROYECTO: PROTEGER Y RECUPERAR LAS CUENCAS, LA BIODIVERSIDAD, LOS BOSQUES, LAS AGUAS Y LOS SUELOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 170153004 PLANIFICACIÓN Y ORDENACIÓN DE BOSQUES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE BOSQUES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**7.016**	**0**	**0**	**0**	**0**	0	**7.016**
402	01	00	00	Productos alimenticios y agropecuarios	7.016	0	0	0	0	0	7.016
402	01	01	00	Alimentos y bebidas para personas	7.016	0	0	0	0	0	7.016
403	**00**	**00**	**00**	**Servicios no personales**	**72.687**	**0**	**0**	**0**	**0**	0	**72.687**
403	07	00	00	Servicios de información, impresión y relaciones públicas	39.494	0	0	0	0	0	39.494
403	07	02	00	Imprenta y reproducción	39.494	0	0	0	0	0	39.494
403	09	00	00	Viáticos y pasajes	23.868	0	0	0	0	0	23.868
403	09	01	00	Viáticos y pasajes dentro del país	23.868	0	0	0	0	0	23.868
403	18	00	00	Impuestos indirectos	9.325	0	0	0	0	0	9.325
403	18	01	00	Impuesto al valor agregado	9.325	0	0	0	0	0	9.325
				Totales	**79.703**	**0**	**0**	**0**	**0**	0	**79.703**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 116415 170154000 FORTALECIMIENTO ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE. AÑO 2012

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EQUIDAD, EFICACIA, EFICIENCIA Y CALIDAD DE LA ACCIÓN AMBIENTAL PÚBLICA

UNIDAD DE MEDIDA: INDICADOR **META:** 35

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**95.200**	**0**	**0**	**0**	**0**	**0**	**95.200**
401	01	00	00	Sueldos, salarios y otras retribuciones	95.200	0	0	0	0	0	95.200
401	01	18	00	Remuneraciones al personal contratado	95.200	0	0	0	0	0	95.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**179.600**	**0**	**0**	**0**	**0**	**0**	**179.600**
402	05	00	00	Productos de papel, cartón e impresos	40.000	0	0	0	0	0	40.000
402	05	03	00	Productos de papel y cartón para oficina	40.000	0	0	0	0	0	40.000
402	06	00	00	Productos químicos y derivados	40.000	0	0	0	0	0	40.000
402	06	03	00	Tintas, pinturas y colorantes	40.000	0	0	0	0	0	40.000
402	10	00	00	Productos varios y útiles diversos	99.600	0	0	0	0	0	99.600
402	10	03	00	Utensilios de cocina y comedor	9.600	0	0	0	0	0	9.600
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	70.000	0	0	0	0	0	70.000
403	**00**	**00**	**00**	**Servicios no personales**	**20.400**	**0**	**0**	**0**	**0**	**0**	**20.400**
403	18	00	00	Impuestos indirectos	20.400	0	0	0	0	0	20.400
403	18	01	00	Impuesto al valor agregado	20.400	0	0	0	0	0	20.400
				Totales	**295.200**	**0**	**0**	**0**	**0**	**0**	**295.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 116415 170154000 FORTALECIMIENTO ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE. AÑO 2012

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EQUIDAD, EFICACIA, EFICIENCIA Y CALIDAD DE LA ACCIÓN AMBIENTAL PÚBLICA

UNIDAD DE MEDIDA: INDICADOR

META: 35

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 116415 170154000 FORTALECIMIENTO ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE. AÑO 2012

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EQUIDAD, EFICACIA, EFICIENCIA Y CALIDAD DE LA ACCIÓN AMBIENTAL PÚBLICA

UNIDAD DE MEDIDA: INDICADOR **META:** 35

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 170154001 ACTUALIZAR LAS OPERACIONES ESTADÍSTICAS DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

UNIDAD DE MEDIDA: ACTUALIZACIÓN **META:** 26

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**95.200**	**0**	**0**	**0**	**0**	0	**95.200**
401	01	00	00	Sueldos, salarios y otras retribuciones	95.200	0	0	0	0	0	95.200
401	01	18	00	Remuneraciones al personal contratado	95.200	0	0	0	0	0	95.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**89.600**	**0**	**0**	**0**	**0**	0	**89.600**
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	20.000	0	0	0	0	0	20.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	49.600	0	0	0	0	0	49.600
402	10	03	00	Utensilios de cocina y comedor	9.600	0	0	0	0	0	9.600
402	10	08	00	Materiales para equipos de computación	40.000	0	0	0	0	0	40.000
403	**00**	**00**	**00**	**Servicios no personales**	**10.400**	**0**	**0**	**0**	**0**	0	**10.400**
403	18	00	00	Impuestos indirectos	10.400	0	0	0	0	0	10.400
403	18	01	00	Impuesto al valor agregado	10.400	0	0	0	0	0	10.400
				Totales	**195.200**	**0**	**0**	**0**	**0**	0	**195.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 116415 170154000 FORTALECIMIENTO ESTADÍSTICO DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE. AÑO 2012

OBJETIVO DEL PROYECTO: ELEVAR LOS NIVELES DE EQUIDAD, EFICACIA, EFICIENCIA Y CALIDAD DE LA ACCIÓN AMBIENTAL PÚBLICA

UNIDAD DE MEDIDA: INDICADOR **META:** 35

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 170154002 ACTUALIZAR Y PUBLICAR LOS INDICADORES DEL MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE PLANIFICACIÓN Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**90.000**	**0**	**0**	**0**	**0**	0	**90.000**
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	06	00	00	Productos químicos y derivados	20.000	0	0	0	0	0	20.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**10.000**	**0**	**0**	**0**	**0**	0	**10.000**
403	18	00	00	Impuestos indirectos	10.000	0	0	0	0	0	10.000
403	18	01	00	Impuesto al valor agregado	10.000	0	0	0	0	0	10.000
				Totales	**100.000**	**0**	**0**	**0**	**0**	0	**100.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS QUE SERÁN TRANSFERIDOS A LOS ENTES ADSCRITOS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.776.875.214

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**114.620.528**	**1.662.254.686**	**0**	**0**	**0**	**0**	**1.776.875.214**
407	01	00	00	Transferencias y donaciones corrientes internas	114.620.528	0	0	0	0	0	114.620.528
407	01	03	00	Transferencias corrientes internas al sector público	114.620.528	0	0	0	0	0	114.620.528
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	114.020.528	0	0	0	0	0	114.020.528
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	600.000	0	0	0	0	0	600.000
407	03	00	00	Transferencias y donaciones de capital internas	0	1.662.254.686	0	0	0	0	1.662.254.686
407	03	03	00	Transferencias de capital internas al sector público	0	1.662.254.686	0	0	0	0	1.662.254.686
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	413.096.126	0	0	0	0	413.096.126
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	1.249.158.560	0	0	0	0	1.249.158.560
				Totales	**114.620.528**	**1.662.254.686**	**0**	**0**	**0**	**0**	**1.776.875.214**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS QUE SERÁN TRANSFERIDOS A LOS ENTES ADSCRITOS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.776.875.214

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**114.620.528**	**1.662.254.686**	**0**	**0**	**0**	**0**	**1.776.875.214**
407	01	00	00	Transferencias y donaciones corrientes internas	114.620.528	0	0	0	0	0	114.620.528
407	01	03	00	Transferencias corrientes internas al sector público	114.620.528	0	0	0	0	0	114.620.528
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	114.020.528	0	0	0	0	0	114.020.528
				- A0052 Instituto Nacional de Parques (INPARQUES)	67.220.528	0	0	0	0	0	67.220.528
				- A0064 Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)	15.000.000	0	0	0	0	0	15.000.000
				- A0103 Fundación Instituto Forestal Latinoamericano	300.000	0	0	0	0	0	300.000
				- A0107 Autoridad Única de Área Parque Nacional Archipiélago Los Roques	1.500.000	0	0	0	0	0	1.500.000
				- A0324 Fundación de Educación Ambiental	2.000.000	0	0	0	0	0	2.000.000
				- A0343 Fundación Laboratorio Nacional de Hidráulica	1.000.000	0	0	0	0	0	1.000.000
				- A0909 Instituto Geográfico de Venezuela "Simón Bolívar"	12.000.000	0	0	0	0	0	12.000.000
				- A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)	15.000.000	0	0	0	0	0	15.000.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	600.000	0	0	0	0	0	600.000
				- A0696 Empresa Regional Sistema Hidráulico Trujillano, S.A.	600.000	0	0	0	0	0	600.000
407	03	00	00	Transferencias y donaciones de capital internas	0	1.662.254.686	0	0	0	0	1.662.254.686
407	03	03	00	Transferencias de capital internas al sector público	0	1.662.254.686	0	0	0	0	1.662.254.686
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	413.096.126	0	0	0	0	413.096.126
				- A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)	0	413.096.126	0	0	0	0	413.096.126
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	1.249.158.560	0	0	0	0	1.249.158.560
				- A0606 C.A. Hidrológica de Venezuela (HIDROVEN)	0	839.727.296	0	0	0	0	839.727.296
				- A0678 Sistema Hidráulico Yacambú Quíbor, C.A.	0	409.431.264	0	0	0	0	409.431.264
				Totales	**114.620.528**	**1.662.254.686**	**0**	**0**	**0**	**0**	**1.776.875.214**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS QUE SERÁN TRANSFERIDOS A LOS ENTES ADSCRITOS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.776.875.214

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO: 2012**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS QUE SERÁN TRANSFERIDOS A LOS ENTES ADSCRITOS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.776.875.214

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 179999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE PARQUES (INPARQUES)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 67.220.528

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**67.220.528**	**0**	**0**	**0**	**0**	0	**67.220.528**
407	01	00	00	Transferencias y donaciones corrientes internas	67.220.528	0	0	0	0	0	67.220.528
407	01	03	00	Transferencias corrientes internas al sector público	67.220.528	0	0	0	0	0	67.220.528
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	67.220.528	0	0	0	0	0	67.220.528
				Totales	**67.220.528**	**0**	**0**	**0**	**0**	0	**67.220.528**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS QUE SERÁN TRANSFERIDOS A LOS ENTES ADSCRITOS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.776.875.214

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 179999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO PARA EL CONTROL Y LA CONSERVACIÓN DEL LAGO DE MARACAIBO Y SU CUENCA HIDROGRÁFICA (ICLAM)

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.000.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.000.000**	**0**	**0**	**0**	**0**	0	**15.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	15.000.000	0	0	0	0	0	15.000.000
407	01	03	00	Transferencias corrientes internas al sector público	15.000.000	0	0	0	0	0	15.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	15.000.000	0	0	0	0	0	15.000.000
				Totales	**15.000.000**	**0**	**0**	**0**	**0**	0	**15.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS QUE SERÁN TRANSFERIDOS A LOS ENTES ADSCRITOS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.776.875.214

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 179999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO AUTÓNOMO SERVICIOS AMBIENTALES DEL MINISTERIO DEL AMBIENTE Y DE LOS RECURSOS NATURALES (SAMARN)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 413.096.126

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**413.096.126**	**0**	**0**	**0**	0	**413.096.126**
407	03	00	00	Transferencias y donaciones de capital internas	0	413.096.126	0	0	0	0	413.096.126
407	03	03	00	Transferencias de capital internas al sector público	0	413.096.126	0	0	0	0	413.096.126
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	413.096.126	0	0	0	0	413.096.126
				Totales	**0**	**413.096.126**	**0**	**0**	**0**	0	**413.096.126**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS QUE SERÁN TRANSFERIDOS A LOS ENTES ADSCRITOS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.776.875.214

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 179999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN INSTITUTO FORESTAL LATINOAMERICANO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 300.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**300.000**	**0**	**0**	**0**	**0**	0	**300.000**
407	01	00	00	Transferencias y donaciones corrientes internas	300.000	0	0	0	0	0	300.000
407	01	03	00	Transferencias corrientes internas al sector público	300.000	0	0	0	0	0	300.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	300.000	0	0	0	0	0	300.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	0	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS QUE SERÁN TRANSFERIDOS A LOS ENTES ADSCRITOS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.776.875.214

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 179999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE AUTORIDAD ÚNICA DE ÁREA PARQUE NACIONAL ARCHIPIÉLAGO LOS ROQUES

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.500.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.500.000**	**0**	**0**	**0**	**0**	0	**1.500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.500.000	0	0	0	0	0	1.500.000
407	01	03	00	Transferencias corrientes internas al sector público	1.500.000	0	0	0	0	0	1.500.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.500.000	0	0	0	0	0	1.500.000
				Totales	**1.500.000**	**0**	**0**	**0**	**0**	0	**1.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS QUE SERÁN TRANSFERIDOS A LOS ENTES ADSCRITOS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.776.875.214

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 179999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DE EDUCACIÓN AMBIENTAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 2.000.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.000.000**	**0**	**0**	**0**	**0**	0	**2.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	2.000.000	0	0	0	0	0	2.000.000
407	01	03	00	Transferencias corrientes internas al sector público	2.000.000	0	0	0	0	0	2.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.000.000	0	0	0	0	0	2.000.000
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	0	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS QUE SERÁN TRANSFERIDOS A LOS ENTES ADSCRITOS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.776.875.214

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 179999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN LABORATORIO NACIONAL DE HIDRÁULICA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.000.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.000.000	0	0	0	0	0	1.000.000
407	01	03	00	Transferencias corrientes internas al sector público	1.000.000	0	0	0	0	0	1.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.000.000	0	0	0	0	0	1.000.000
				Totales	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS QUE SERÁN TRANSFERIDOS A LOS ENTES ADSCRITOS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.776.875.214

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 179999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO GEOGRÁFICO DE VENEZUELA "SIMÓN BOLÍVAR"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.000.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.000.000**	**0**	**0**	**0**	**0**	0	**12.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	12.000.000	0	0	0	0	0	12.000.000
407	01	03	00	Transferencias corrientes internas al sector público	12.000.000	0	0	0	0	0	12.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	12.000.000	0	0	0	0	0	12.000.000
				Totales	**12.000.000**	**0**	**0**	**0**	**0**	0	**12.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS QUE SERÁN TRANSFERIDOS A LOS ENTES ADSCRITOS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.776.875.214

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 179999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE METEOROLOGÍA E HIDROLOGÍA (INAMEH)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 15.000.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.000.000**	**0**	**0**	**0**	**0**	0	**15.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	15.000.000	0	0	0	0	0	15.000.000
407	01	03	00	Transferencias corrientes internas al sector público	15.000.000	0	0	0	0	0	15.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	15.000.000	0	0	0	0	0	15.000.000
				Totales	**15.000.000**	**0**	**0**	**0**	**0**	0	**15.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **PROYECTO:** 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS QUE SERÁN TRANSFERIDOS A LOS ENTES ADSCRITOS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.776.875.214

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 179999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE C.A. HIDROLÓGICA DE VENEZUELA (HIDROVEN)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 839.727.296

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**839.727.296**	**0**	**0**	**0**	0	**839.727.296**
407	03	00	00	Transferencias y donaciones de capital internas	0	839.727.296	0	0	0	0	839.727.296
407	03	03	00	Transferencias de capital internas al sector público	0	839.727.296	0	0	0	0	839.727.296
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	839.727.296	0	0	0	0	839.727.296
				Totales	**0**	**839.727.296**	**0**	**0**	**0**	0	**839.727.296**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS QUE SERÁN TRANSFERIDOS A LOS ENTES ADSCRITOS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.776.875.214

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 179999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE EMPRESA REGIONAL SISTEMA HIDRÁULICO TRUJILLANO, S.A.

UNIDAD DE MEDIDA: *BOLÍVAR*

META: 600.000

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**600.000**	**0**	**0**	**0**	**0**	0	**600.000**
407	01	00	00	Transferencias y donaciones corrientes internas	600.000	0	0	0	0	0	600.000
407	01	03	00	Transferencias corrientes internas al sector público	600.000	0	0	0	0	0	600.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	600.000	0	0	0	0	0	600.000
				Totales	**600.000**	**0**	**0**	**0**	**0**	0	**600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

PROYECTO: 179999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: GARANTIZAR LOS RECURSOS QUE SERÁN TRANSFERIDOS A LOS ENTES ADSCRITOS PARA LA EJECUCIÓN DE LOS PROYECTOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.776.875.214

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 179999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SISTEMA HIDRÁULICO YACAMBÚ QUÍBOR, C.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 409.431.264

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**0**	**409.431.264**	**0**	**0**	**0**	**0**	**409.431.264**
407	03	00	00	Transferencias y donaciones de capital internas	0	409.431.264	0	0	0	0	409.431.264
407	03	03	00	Transferencias de capital internas al sector público	0	409.431.264	0	0	0	0	409.431.264
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	0	409.431.264	0	0	0	0	409.431.264
				Totales	**0**	**409.431.264**	**0**	**0**	**0**	**0**	**409.431.264**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**578.645.897**	**0**	**0**	**0**	**0**	**0**	**578.645.897**
401	01	00	00	Sueldos, salarios y otras retribuciones	112.631.413	0	0	0	0	0	112.631.413
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	57.306.005	0	0	0	0	0	57.306.005
401	01	03	00	Suplencias a empleados	3.097.947	0	0	0	0	0	3.097.947
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	34.093.090	0	0	0	0	0	34.093.090
401	01	12	00	Salarios a obreros en puestos no permanentes	768.600	0	0	0	0	0	768.600
401	01	13	00	Suplencias a obreros	2.054.009	0	0	0	0	0	2.054.009
401	01	18	00	Remuneraciones al personal contratado	7.655.332	0	0	0	0	0	7.655.332
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.863.266	0	0	0	0	0	3.863.266
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	79.495	0	0	0	0	0	79.495
401	01	99	00	Otras retribuciones	3.713.669	0	0	0	0	0	3.713.669
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	32.811.598	0	0	0	0	0	32.811.598
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	19.726.986	0	0	0	0	0	19.726.986
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	13.084.612	0	0	0	0	0	13.084.612
401	03	00	00	Primas	59.960.335	0	0	0	0	0	59.960.335
401	03	08	00	Primas de profesionalización a empleados	10.248.839	0	0	0	0	0	10.248.839
401	03	09	00	Primas por antigüedad a empleados	31.297.423	0	0	0	0	0	31.297.423
401	03	19	00	Primas por hijos de obreros	9.000	0	0	0	0	0	9.000
401	03	21	00	Primas por antigüedad a obreros	17.372.774	0	0	0	0	0	17.372.774
401	03	22	00	Primas de profesionalización a obreros	982.575	0	0	0	0	0	982.575
401	03	95	00	Otras primas al personal de alto nivel y de dirección	49.724	0	0	0	0	0	49.724
401	04	00	00	Complementos de sueldos y salarios	106.414.714	0	0	0	0	0	106.414.714
401	04	06	00	Complemento a empleados por comisión de servicios	1.258.224	0	0	0	0	0	1.258.224
401	04	08	00	Bono compensatorio de alimentación a empleados	40.976.160	0	0	0	0	0	40.976.160
401	04	09	00	Bono compensatorio de transporte a empleados	8.931.000	0	0	0	0	0	8.931.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	3.817.386	0	0	0	0	0	3.817.386
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.472.045	0	0	0	0	0	1.472.045
401	04	16	00	Complemento a obreros por gastos de alimentación	163.920	0	0	0	0	0	163.920
401	04	18	00	Bono compensatorio de alimentación a obreros	25.850.640	0	0	0	0	0	25.850.640
401	04	19	00	Bono compensatorio de transporte a obreros	5.697.100	0	0	0	0	0	5.697.100
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.544.480	0	0	0	0	0	2.544.480
401	04	27	00	Bono compensatorio de transporte al personal contratado	183.000	0	0	0	0	0	183.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	2.400	0	0	0	0	0	2.400
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	54.720	0	0	0	0	0	54.720
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	6.661.033	0	0	0	0	0	6.661.033
401	04	96	00	Otros complementos a empleados	2.660.500	0	0	0	0	0	2.660.500
401	04	97	00	Otros complementos a obreros	6.142.106	0	0	0	0	0	6.142.106
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	35.700.885	0	0	0	0	0	35.700.885
401	05	01	00	Aguinaldos a empleados	4.791.627	0	0	0	0	0	4.791.627
401	05	03	00	Bono vacacional a empleados	18.779.949	0	0	0	0	0	18.779.949
401	05	04	00	Aguinaldos a obreros	94.000	0	0	0	0	0	94.000
401	05	06	00	Bono vacacional a obreros	10.735.055	0	0	0	0	0	10.735.055
401	05	07	00	Aguinaldos al personal contratado	23.135	0	0	0	0	0	23.135
401	05	08	00	Bono vacacional al personal contratado	51.465	0	0	0	0	0	51.465
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	160.000	0	0	0	0	0	160.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.065.654	0	0	0	0	0	1.065.654
401	06	00	00	Aportes patronales y legales	29.989.752	0	0	0	0	0	29.989.752
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	11.316.209	0	0	0	0	0	11.316.209
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.735.015	0	0	0	0	0	3.735.015
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	2.490.010	0	0	0	0	0	2.490.010
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	6.387.204	0	0	0	0	0	6.387.204
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.129.068	0	0	0	0	0	2.129.068
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	1.419.379	0	0	0	0	0	1.419.379
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.598.057	0	0	0	0	0	1.598.057
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	532.686	0	0	0	0	0	532.686
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	355.124	0	0	0	0	0	355.124
401	06	96	00	Otros aportes legales por empleados	3.000	0	0	0	0	0	3.000
401	06	97	00	Otros aportes legales por obreros	24.000	0	0	0	0	0	24.000
401	07	00	00	Asistencia socio-económica	148.918.441	0	0	0	0	0	148.918.441
401	07	01	00	Capacitación y adiestramiento a empleados	570.000	0	0	0	0	0	570.000
401	07	02	00	Becas a empleados	1.776.300	0	0	0	0	0	1.776.300
401	07	03	00	Ayudas por matrimonio a empleados	8.500	0	0	0	0	0	8.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	20.000	0	0	0	0	0	20.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	18.675.074	0	0	0	0	0	18.675.074

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	48.000.000	0	0	0	0	0	48.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.372.500	0	0	0	0	0	1.372.500
401	07	10	00	Dotación de uniformes a empleados	2.192.190	0	0	0	0	0	2.192.190
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.045.671	0	0	0	0	0	2.045.671
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	967.500	0	0	0	0	0	967.500
401	07	17	00	Capacitación y adiestramiento a obreros	45.000	0	0	0	0	0	45.000
401	07	18	00	Becas a obreros	1.042.200	0	0	0	0	0	1.042.200
401	07	19	00	Ayudas por matrimonio de obreros	7.500	0	0	0	0	0	7.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	14.000	0	0	0	0	0	14.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	892.500	0	0	0	0	0	892.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	10.684.524	0	0	0	0	0	10.684.524
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	35.000.000	0	0	0	0	0	35.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	800.000	0	0	0	0	0	800.000
401	07	26	00	Dotación de uniformes a obreros	14.250.000	0	0	0	0	0	14.250.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.266.368	0	0	0	0	0	1.266.368
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	817.000	0	0	0	0	0	817.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	2.663.428	0	0	0	0	0	2.663.428
401	07	96	00	Otras subvenciones a empleados	3.299.400	0	0	0	0	0	3.299.400
401	07	97	00	Otras subvenciones a obreros	2.508.786	0	0	0	0	0	2.508.786
401	08	00	00	Prestaciones sociales e indemnizaciones	51.981.257	0	0	0	0	0	51.981.257
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	31.071.002	0	0	0	0	0	31.071.002
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	17.404.854	0	0	0	0	0	17.404.854
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	309.743	0	0	0	0	0	309.743
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.195.658	0	0	0	0	0	3.195.658
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000
401	96	00	00	Otros gastos del personal empleado	145.002	0	0	0	0	0	145.002
401	96	01	00	Otros gastos del personal empleado	145.002	0	0	0	0	0	145.002
401	97	00	00	Otros gastos del personal obrero	32.500	0	0	0	0	0	32.500
401	97	01	00	Otros gastos del personal obrero	32.500	0	0	0	0	0	32.500
403	**00**	**00**	**00**	**Servicios no personales**	**5.181.062**	**0**	**0**	**0**	**0**	**0**	**5.181.062**
403	10	00	00	Servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

ACCIÓN CENTRALIZADA: 170001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	2.792.542	0	0	0	0	0	2.792.542
403	18	01	00	Impuesto al valor agregado	2.792.542	0	0	0	0	0	2.792.542
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.388.520	0	0	0	0	0	1.388.520
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.388.520	0	0	0	0	0	1.388.520
				Totales	**583.826.959**	**0**	**0**	**0**	**0**	**0**	**583.826.959**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

ACCIÓN CENTRALIZADA: 170001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 170001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**578.645.897**	**0**	**0**	**0**	**0**	**0**	**578.645.897**
401	01	00	00	Sueldos, salarios y otras retribuciones	112.631.413	0	0	0	0	0	112.631.413
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	57.306.005	0	0	0	0	0	57.306.005
401	01	03	00	Suplencias a empleados	3.097.947	0	0	0	0	0	3.097.947
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	34.093.090	0	0	0	0	0	34.093.090
401	01	12	00	Salarios a obreros en puestos no permanentes	768.600	0	0	0	0	0	768.600
401	01	13	00	Suplencias a obreros	2.054.009	0	0	0	0	0	2.054.009
401	01	18	00	Remuneraciones al personal contratado	7.655.332	0	0	0	0	0	7.655.332
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.863.266	0	0	0	0	0	3.863.266
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	79.495	0	0	0	0	0	79.495
401	01	99	00	Otras retribuciones	3.713.669	0	0	0	0	0	3.713.669
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	32.811.598	0	0	0	0	0	32.811.598
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	19.726.986	0	0	0	0	0	19.726.986
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	13.084.612	0	0	0	0	0	13.084.612
401	03	00	00	Primas	59.960.335	0	0	0	0	0	59.960.335
401	03	08	00	Primas de profesionalización a empleados	10.248.839	0	0	0	0	0	10.248.839
401	03	09	00	Primas por antigüedad a empleados	31.297.423	0	0	0	0	0	31.297.423
401	03	19	00	Primas por hijos de obreros	9.000	0	0	0	0	0	9.000
401	03	21	00	Primas por antigüedad a obreros	17.372.774	0	0	0	0	0	17.372.774
401	03	22	00	Primas de profesionalización a obreros	982.575	0	0	0	0	0	982.575
401	03	95	00	Otras primas al personal de alto nivel y de dirección	49.724	0	0	0	0	0	49.724
401	04	00	00	Complementos de sueldos y salarios	106.414.714	0	0	0	0	0	106.414.714
401	04	06	00	Complemento a empleados por comisión de servicios	1.258.224	0	0	0	0	0	1.258.224
401	04	08	00	Bono compensatorio de alimentación a empleados	40.976.160	0	0	0	0	0	40.976.160
401	04	09	00	Bono compensatorio de transporte a empleados	8.931.000	0	0	0	0	0	8.931.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	3.817.386	0	0	0	0	0	3.817.386
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.472.045	0	0	0	0	0	1.472.045
401	04	16	00	Complemento a obreros por gastos de alimentación	163.920	0	0	0	0	0	163.920

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

ACCIÓN CENTRALIZADA: 170001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 170001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	25.850.640	0	0	0	0	0	25.850.640
401	04	19	00	Bono compensatorio de transporte a obreros	5.697.100	0	0	0	0	0	5.697.100
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.544.480	0	0	0	0	0	2.544.480
401	04	27	00	Bono compensatorio de transporte al personal contratado	183.000	0	0	0	0	0	183.000
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	2.400	0	0	0	0	0	2.400
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	54.720	0	0	0	0	0	54.720
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	6.661.033	0	0	0	0	0	6.661.033
401	04	96	00	Otros complementos a empleados	2.660.500	0	0	0	0	0	2.660.500
401	04	97	00	Otros complementos a obreros	6.142.106	0	0	0	0	0	6.142.106
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	35.700.885	0	0	0	0	0	35.700.885
401	05	01	00	Aguinaldos a empleados	4.791.627	0	0	0	0	0	4.791.627
401	05	03	00	Bono vacacional a empleados	18.779.949	0	0	0	0	0	18.779.949
401	05	04	00	Aguinaldos a obreros	94.000	0	0	0	0	0	94.000
401	05	06	00	Bono vacacional a obreros	10.735.055	0	0	0	0	0	10.735.055
401	05	07	00	Aguinaldos al personal contratado	23.135	0	0	0	0	0	23.135
401	05	08	00	Bono vacacional al personal contratado	51.465	0	0	0	0	0	51.465
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	160.000	0	0	0	0	0	160.000
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.065.654	0	0	0	0	0	1.065.654
401	06	00	00	Aportes patronales y legales	29.989.752	0	0	0	0	0	29.989.752
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	11.316.209	0	0	0	0	0	11.316.209
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.735.015	0	0	0	0	0	3.735.015
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	2.490.010	0	0	0	0	0	2.490.010
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	6.387.204	0	0	0	0	0	6.387.204
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.129.068	0	0	0	0	0	2.129.068
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	1.419.379	0	0	0	0	0	1.419.379
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.598.057	0	0	0	0	0	1.598.057
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	532.686	0	0	0	0	0	532.686

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

ACCIÓN CENTRALIZADA: 170001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 170001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	355.124	0	0	0	0	0	355.124
401	06	96	00	Otros aportes legales por empleados	3.000	0	0	0	0	0	3.000
401	06	97	00	Otros aportes legales por obreros	24.000	0	0	0	0	0	24.000
401	07	00	00	Asistencia socio-económica	148.918.441	0	0	0	0	0	148.918.441
401	07	01	00	Capacitación y adiestramiento a empleados	570.000	0	0	0	0	0	570.000
401	07	02	00	Becas a empleados	1.776.300	0	0	0	0	0	1.776.300
401	07	03	00	Ayudas por matrimonio a empleados	8.500	0	0	0	0	0	8.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	20.000	0	0	0	0	0	20.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	18.675.074	0	0	0	0	0	18.675.074
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	48.000.000	0	0	0	0	0	48.000.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.372.500	0	0	0	0	0	1.372.500
401	07	10	00	Dotación de uniformes a empleados	2.192.190	0	0	0	0	0	2.192.190
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.045.671	0	0	0	0	0	2.045.671
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	967.500	0	0	0	0	0	967.500
401	07	17	00	Capacitación y adiestramiento a obreros	45.000	0	0	0	0	0	45.000
401	07	18	00	Becas a obreros	1.042.200	0	0	0	0	0	1.042.200
401	07	19	00	Ayudas por matrimonio de obreros	7.500	0	0	0	0	0	7.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	14.000	0	0	0	0	0	14.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	892.500	0	0	0	0	0	892.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	10.684.524	0	0	0	0	0	10.684.524
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	35.000.000	0	0	0	0	0	35.000.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	800.000	0	0	0	0	0	800.000
401	07	26	00	Dotación de uniformes a obreros	14.250.000	0	0	0	0	0	14.250.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.266.368	0	0	0	0	0	1.266.368
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	817.000	0	0	0	0	0	817.000
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	2.663.428	0	0	0	0	0	2.663.428
401	07	96	00	Otras subvenciones a empleados	3.299.400	0	0	0	0	0	3.299.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

ACCIÓN CENTRALIZADA: 170001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 170001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	97	00	Otras subvenciones a obreros	2.508.786	0	0	0	0	0	2.508.786
401	08	00	00	Prestaciones sociales e indemnizaciones	51.981.257	0	0	0	0	0	51.981.257
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	31.071.002	0	0	0	0	0	31.071.002
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	17.404.854	0	0	0	0	0	17.404.854
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	309.743	0	0	0	0	0	309.743
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.195.658	0	0	0	0	0	3.195.658
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000
401	96	00	00	Otros gastos del personal empleado	145.002	0	0	0	0	0	145.002
401	96	01	00	Otros gastos del personal empleado	145.002	0	0	0	0	0	145.002
401	97	00	00	Otros gastos del personal obrero	32.500	0	0	0	0	0	32.500
401	97	01	00	Otros gastos del personal obrero	32.500	0	0	0	0	0	32.500
403	**00**	**00**	**00**	**Servicios no personales**	**5.181.062**	**0**	**0**	**0**	**0**	**0**	**5.181.062**
403	10	00	00	Servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	2.792.542	0	0	0	0	0	2.792.542
403	18	01	00	Impuesto al valor agregado	2.792.542	0	0	0	0	0	2.792.542
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.388.520	0	0	0	0	0	1.388.520
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.388.520	0	0	0	0	0	1.388.520
				Totales	**583.826.959**	**0**	**0**	**0**	**0**	**0**	**583.826.959**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.716.849**	**0**	**0**	**0**	**0**	**0**	**14.716.849**
402	01	00	00	Productos alimenticios y agropecuarios	1.289.645	0	0	0	0	0	1.289.645
402	01	01	00	Alimentos y bebidas para personas	1.268.245	0	0	0	0	0	1.268.245
402	01	02	00	Alimentos para animales	5.542	0	0	0	0	0	5.542
402	01	03	00	Productos agrícolas y pecuarios	15.858	0	0	0	0	0	15.858
402	02	00	00	Productos de minas, canteras y yacimientos	13.224	0	0	0	0	0	13.224
402	02	05	00	Piedra, arcilla, arena y tierra	13.224	0	0	0	0	0	13.224
402	03	00	00	Textiles y vestuarios	541.182	0	0	0	0	0	541.182
402	03	01	00	Textiles	69.544	0	0	0	0	0	69.544
402	03	02	00	Prendas de vestir	467.758	0	0	0	0	0	467.758
402	03	03	00	Calzados	3.880	0	0	0	0	0	3.880
402	04	00	00	Productos de cuero y caucho	1.091.212	0	0	0	0	0	1.091.212
402	04	02	00	Productos de cuero y sucedáneos del cuero	6.000	0	0	0	0	0	6.000
402	04	03	00	Cauchos y tripas para vehículos	1.077.568	0	0	0	0	0	1.077.568
402	04	99	00	Otros productos de cuero y caucho	7.644	0	0	0	0	0	7.644
402	05	00	00	Productos de papel, cartón e impresos	2.582.446	0	0	0	0	0	2.582.446
402	05	01	00	Pulpa de madera, papel y cartón	745.053	0	0	0	0	0	745.053
402	05	02	00	Envases y cajas de papel y cartón	64.679	0	0	0	0	0	64.679
402	05	03	00	Productos de papel y cartón para oficina	1.165.215	0	0	0	0	0	1.165.215
402	05	04	00	Libros, revistas y periódicos	72.029	0	0	0	0	0	72.029
402	05	05	00	Material de enseñanza	2.500	0	0	0	0	0	2.500
402	05	06	00	Productos de papel y cartón para computación	106.108	0	0	0	0	0	106.108
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	415.181	0	0	0	0	0	415.181
402	05	99	00	Otros productos de pulpa, papel y cartón	11.681	0	0	0	0	0	11.681
402	06	00	00	Productos químicos y derivados	2.719.446	0	0	0	0	0	2.719.446
402	06	01	00	Sustancias químicas y de uso industrial	29.500	0	0	0	0	0	29.500
402	06	02	00	Abonos, plaguicidas y otros	30.423	0	0	0	0	0	30.423
402	06	03	00	Tintas, pinturas y colorantes	1.414.232	0	0	0	0	0	1.414.232
402	06	04	00	Productos farmacéuticos y medicamentos	367.777	0	0	0	0	0	367.777
402	06	05	00	Productos de tocador	24.765	0	0	0	0	0	24.765
402	06	06	00	Combustibles y lubricantes	325.362	0	0	0	0	0	325.362
402	06	07	00	Productos diversos derivados del petróleo y del carbón	15.000	0	0	0	0	0	15.000
402	06	08	00	Productos plásticos	511.387	0	0	0	0	0	511.387

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	99	00	Otros productos de la industria química y conexos	1.000	0	0	0	0	0	1.000
402	07	00	00	Productos minerales no metálicos	358.843	0	0	0	0	0	358.843
402	07	01	00	Productos de barro, loza y porcelana	101.910	0	0	0	0	0	101.910
402	07	02	00	Vidrios y productos de vidrio	31.905	0	0	0	0	0	31.905
402	07	03	00	Productos de arcilla para construcción	102.500	0	0	0	0	0	102.500
402	07	04	00	Cemento, cal y yeso	112.384	0	0	0	0	0	112.384
402	07	99	00	Otros productos minerales no metálicos	10.144	0	0	0	0	0	10.144
402	08	00	00	Productos metálicos	1.588.696	0	0	0	0	0	1.588.696
402	08	01	00	Productos primarios de hierro y acero	10.000	0	0	0	0	0	10.000
402	08	02	00	Productos de metales no ferrosos	2.500	0	0	0	0	0	2.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	505.056	0	0	0	0	0	505.056
402	08	07	00	Material de señalamiento	500	0	0	0	0	0	500
402	08	09	00	Repuestos y accesorios para equipos de transporte	755.666	0	0	0	0	0	755.666
402	08	10	00	Repuestos y accesorios para otros equipos	314.974	0	0	0	0	0	314.974
402	09	00	00	Productos de madera	22.594	0	0	0	0	0	22.594
402	09	01	00	Productos primarios de madera	20.000	0	0	0	0	0	20.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	2.000	0	0	0	0	0	2.000
402	09	99	00	Otros productos de madera	594	0	0	0	0	0	594
402	10	00	00	Productos varios y útiles diversos	4.464.479	0	0	0	0	0	4.464.479
402	10	01	00	Artículos de deporte, recreación y juguetes	31.338	0	0	0	0	0	31.338
402	10	02	00	Materiales y útiles de limpieza y aseo	389.018	0	0	0	0	0	389.018
402	10	03	00	Utensilios de cocina y comedor	30.409	0	0	0	0	0	30.409
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	41.840	0	0	0	0	0	41.840
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	819.286	0	0	0	0	0	819.286
402	10	06	00	Condecoraciones, ofrendas y similares	150.497	0	0	0	0	0	150.497
402	10	07	00	Productos de seguridad en el trabajo	178.573	0	0	0	0	0	178.573
402	10	08	00	Materiales para equipos de computación	2.057.846	0	0	0	0	0	2.057.846
402	10	09	00	Especies timbradas y valores	1.940	0	0	0	0	0	1.940
402	10	11	00	Materiales eléctricos	510.651	0	0	0	0	0	510.651
402	10	12	00	Materiales para instalaciones sanitarias	142.964	0	0	0	0	0	142.964
402	10	13	00	Materiales fotográficos	52.559	0	0	0	0	0	52.559
402	10	99	00	Otros productos y útiles diversos	57.558	0	0	0	0	0	57.558
402	99	00	00	Otros materiales y suministros	45.082	0	0	0	0	0	45.082

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	01	00	Otros materiales y suministros	45.082	0	0	0	0	0	45.082
403	**00**	**00**	**00**	**Servicios no personales**	**43.972.700**	**0**	**0**	**0**	**0**	**0**	**43.972.700**
403	01	00	00	Alquileres de inmuebles	2.979.420	0	0	0	0	0	2.979.420
403	01	01	00	Alquileres de edificios y locales	2.979.420	0	0	0	0	0	2.979.420
403	02	00	00	Alquileres de maquinaria y equipos	160.057	0	0	0	0	0	160.057
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	500	0	0	0	0	0	500
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	132.760	0	0	0	0	0	132.760
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	1.425	0	0	0	0	0	1.425
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	22.872	0	0	0	0	0	22.872
403	02	99	00	Alquileres de otras maquinaria y equipos	2.500	0	0	0	0	0	2.500
403	03	00	00	Derechos sobre bienes intangibles	80.000	0	0	0	0	0	80.000
403	03	03	00	Paquetes y programas de computación	80.000	0	0	0	0	0	80.000
403	04	00	00	Servicios básicos	6.721.271	0	0	0	0	0	6.721.271
403	04	01	00	Electricidad	1.817.128	0	0	0	0	0	1.817.128
403	04	02	00	Gas	188	0	0	0	0	0	188
403	04	03	00	Agua	726.531	0	0	0	0	0	726.531
403	04	04	00	Teléfonos	2.102.459	0	0	0	0	0	2.102.459
403	04	05	00	Servicio de comunicaciones	1.900.300	0	0	0	0	0	1.900.300
403	04	06	00	Servicio de aseo urbano y domiciliario	174.665	0	0	0	0	0	174.665
403	06	00	00	Servicios de transporte y almacenaje	529.146	0	0	0	0	0	529.146
403	06	01	00	Fletes y embalajes	46.197	0	0	0	0	0	46.197
403	06	03	00	Estacionamiento	98.773	0	0	0	0	0	98.773
403	06	04	00	Peaje	6.435	0	0	0	0	0	6.435
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	377.741	0	0	0	0	0	377.741
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.887.039	0	0	0	0	0	1.887.039
403	07	01	00	Publicidad y propaganda	597.632	0	0	0	0	0	597.632
403	07	02	00	Imprenta y reproducción	476.207	0	0	0	0	0	476.207
403	07	03	00	Relaciones sociales	444.292	0	0	0	0	0	444.292
403	07	04	00	Avisos	368.908	0	0	0	0	0	368.908
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.585.615	0	0	0	0	0	3.585.615
403	08	01	00	Primas y gastos de seguros	3.500.000	0	0	0	0	0	3.500.000
403	08	02	00	Comisiones y gastos bancarios	85.615	0	0	0	0	0	85.615
403	09	00	00	Viáticos y pasajes	3.668.645	0	0	0	0	0	3.668.645

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	3.145.745	0	0	0	0	0	3.145.745
403	09	02	00	Viáticos y pasajes fuera del país	518.500	0	0	0	0	0	518.500
403	09	03	00	Asignación por kilómetros recorridos	4.400	0	0	0	0	0	4.400
403	10	00	00	Servicios profesionales y técnicos	6.182.474	0	0	0	0	0	6.182.474
403	10	01	00	Servicios jurídicos	555.200	0	0	0	0	0	555.200
403	10	02	00	Servicios de contabilidad y auditoría	84.752	0	0	0	0	0	84.752
403	10	03	00	Servicios de procesamiento de datos	150.000	0	0	0	0	0	150.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	105.000	0	0	0	0	0	105.000
403	10	09	00	Servicios de lavandería y tintorería	1.759	0	0	0	0	0	1.759
403	10	10	00	Servicios de vigilancia	4.964.849	0	0	0	0	0	4.964.849
403	10	11	00	Servicios para la elaboración y suministro de comida	20.000	0	0	0	0	0	20.000
403	10	99	00	Otros servicios profesionales y técnicos	300.914	0	0	0	0	0	300.914
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.081.709	0	0	0	0	0	4.081.709
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.399.469	0	0	0	0	0	2.399.469
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	54.019	0	0	0	0	0	54.019
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	25.500	0	0	0	0	0	25.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.387.246	0	0	0	0	0	1.387.246
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	205.475	0	0	0	0	0	205.475
403	12	00	00	Conservación y reparaciones menores de obras	4.066.938	0	0	0	0	0	4.066.938
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.066.938	0	0	0	0	0	4.066.938
403	15	00	00	Servicios fiscales	58.500	0	0	0	0	0	58.500
403	15	02	00	Tasas y otros derechos obligatorios	56.000	0	0	0	0	0	56.000
403	15	99	00	Otros servicios fiscales	2.500	0	0	0	0	0	2.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.760.254	0	0	0	0	0	3.760.254
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.760.254	0	0	0	0	0	3.760.254
403	18	00	00	Impuestos indirectos	6.167.690	0	0	0	0	0	6.167.690
403	18	01	00	Impuesto al valor agregado	6.117.690	0	0	0	0	0	6.117.690
403	18	99	00	Otros impuestos indirectos	50.000	0	0	0	0	0	50.000
403	99	00	00	Otros servicios no personales	43.942	0	0	0	0	0	43.942
403	99	01	00	Otros servicios no personales	43.942	0	0	0	0	0	43.942
404	**00**	**00**	**00**	**Activos reales**	**4.310.450**	**0**	**0**	**0**	**0**	**0**	**4.310.450**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

ACCIÓN CENTRALIZADA: 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	1.962.327	0	0	0	0	0	1.962.327
404	01	01	00	Repuestos mayores	230.000	0	0	0	0	0	230.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	215.000	0	0	0	0	0	215.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.732.327	0	0	0	0	0	1.732.327
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.696.827	0	0	0	0	0	1.696.827
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	25.500	0	0	0	0	0	25.500
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	10.000	0	0	0	0	0	10.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	76.203	0	0	0	0	0	76.203
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	3.328	0	0	0	0	0	3.328
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	72.875	0	0	0	0	0	72.875
404	04	00	00	Equipos de transporte, tracción y elevación	8.000	0	0	0	0	0	8.000
404	04	05	00	Vehículos de tracción no motorizados	8.000	0	0	0	0	0	8.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	268.368	0	0	0	0	0	268.368
404	05	01	00	Equipos de telecomunicaciones	268.368	0	0	0	0	0	268.368
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	108.104	0	0	0	0	0	108.104
404	07	01	00	Equipos científicos y de laboratorio	15.800	0	0	0	0	0	15.800
404	07	02	00	Equipos de enseñanza, deporte y recreación	80.104	0	0	0	0	0	80.104
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	6.000	0	0	0	0	0	6.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	6.200	0	0	0	0	0	6.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.822.542	0	0	0	0	0	1.822.542
404	09	01	00	Mobiliario y equipos de oficina	512.880	0	0	0	0	0	512.880
404	09	02	00	Equipos de computación	917.164	0	0	0	0	0	917.164
404	09	03	00	Mobiliario y equipos de alojamiento	388.498	0	0	0	0	0	388.498
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	4.000	0	0	0	0	0	4.000
404	12	00	00	Activos intangibles	11.000	0	0	0	0	0	11.000
404	12	04	00	Paquetes y programas de computación	11.000	0	0	0	0	0	11.000
404	99	00	00	Otros activos reales	3.906	0	0	0	0	0	3.906
404	99	01	00	Otros activos reales	3.906	0	0	0	0	0	3.906

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**256.144.250**	**0**	**0**	**0**	**0**	**0**	**256.144.250**
407	01	00	00	Transferencias y donaciones corrientes internas	256.069.000	0	0	0	0	0	256.069.000
407	01	01	00	Transferencias corrientes internas al sector privado	110.000	0	0	0	0	0	110.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	110.000	0	0	0	0	0	110.000
407	01	03	00	Transferencias corrientes internas al sector público	255.959.000	0	0	0	0	0	255.959.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	229.459.000	0	0	0	0	0	229.459.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	26.500.000	0	0	0	0	0	26.500.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	75.250	0	0	0	0	0	75.250
407	02	01	00	Transferencias corrientes al exterior	75.250	0	0	0	0	0	75.250
407	02	01	04	Transferencias corrientes a organismos internacionales	75.250	0	0	0	0	0	75.250
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.200.000**	**0**	**0**	**0**	**0**	**0**	**1.200.000**
411	11	00	00	Obligaciones de ejercicios anteriores	1.200.000	0	0	0	0	0	1.200.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.200.000	0	0	0	0	0	1.200.000
				Totales	**320.344.249**	**0**	**0**	**0**	**0**	**0**	**320.344.249**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**256.144.250**	**0**	**0**	**0**	**0**	**0**	**256.144.250**
407	01	00	00	Transferencias y donaciones corrientes internas	256.069.000	0	0	0	0	0	256.069.000
407	01	01	00	Transferencias corrientes internas al sector privado	110.000	0	0	0	0	0	110.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	110.000	0	0	0	0	0	110.000
				- S1498 Asociación Civil Bienestar y Ambiente (ABAM)	110.000	0	0	0	0	0	110.000
407	01	03	00	Transferencias corrientes internas al sector público	255.959.000	0	0	0	0	0	255.959.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	229.459.000	0	0	0	0	0	229.459.000
				- A0052 Instituto Nacional de Parques (INPARQUES)	100.000.000	0	0	0	0	0	100.000.000
				- A0064 Instituto para el Control y la Conservación del Lago de Maracaibo y su Cuenca Hidrográfica (ICLAM)	15.000.000	0	0	0	0	0	15.000.000
				- A0069 Servicio Autónomo Servicios Ambientales del Ministerio del Ambiente y de los Recursos Naturales (SAMARN)	96.059.000	0	0	0	0	0	96.059.000
				- A0083 Universidad de Los Andes (ULA)	250.000	0	0	0	0	0	250.000
				- A0103 Fundación Instituto Forestal Latinoamericano	300.000	0	0	0	0	0	300.000
				- A0107 Autoridad Única de Área Parque Nacional Archipiélago Los Roques	1.500.000	0	0	0	0	0	1.500.000
				- A0343 Fundación Laboratorio Nacional de Hidráulica	1.000.000	0	0	0	0	0	1.000.000
				- A0354 Fundación Nacional de Parques Zoológicos y Acuarios	350.000	0	0	0	0	0	350.000
				- A0909 Instituto Geográfico de Venezuela "Simón Bolívar"	10.000.000	0	0	0	0	0	10.000.000
				- A1314 Instituto Nacional de Meteorología e Hidrología (INAMEH)	5.000.000	0	0	0	0	0	5.000.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	26.500.000	0	0	0	0	0	26.500.000
				- A0606 C.A. Hidrológica de Venezuela (HIDROVEN)	5.000.000	0	0	0	0	0	5.000.000
				- A0615 C.A. Hidrológica Páez (HIDROPAEZ)	6.000.000	0	0	0	0	0	6.000.000
				- A0616 C.A. Hidrológica de los Llanos (HIDROLLANOS)	5.000.000	0	0	0	0	0	5.000.000
				- A0639 Compañía Nacional de Reforestación (CONARE)	2.900.000	0	0	0	0	0	2.900.000
				- A0685 C.A. Hidrológica de la Cordillera Andina (HIDROANDES)	7.100.000	0	0	0	0	0	7.100.000
				- A0696 Empresa Regional Sistema Hidráulico Trujillano, S.A.	500.000	0	0	0	0	0	500.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	75.250	0	0	0	0	0	75.250
407	02	01	00	Transferencias corrientes al exterior	75.250	0	0	0	0	0	75.250
407	02	01	04	Transferencias corrientes a organismos internacionales	75.250	0	0	0	0	0	75.250
				- I0079 Organización de las Naciones Unidas para la Agricultura y la Alimentación (FAO)	75.250	0	0	0	0	0	75.250
				Totales	**256.144.250**	**0**	**0**	**0**	**0**	**0**	**256.144.250**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 170002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.716.849**	**0**	**0**	**0**	**0**	**0**	**14.716.849**
402	01	00	00	Productos alimenticios y agropecuarios	1.289.645	0	0	0	0	0	1.289.645
402	01	01	00	Alimentos y bebidas para personas	1.268.245	0	0	0	0	0	1.268.245
402	01	02	00	Alimentos para animales	5.542	0	0	0	0	0	5.542
402	01	03	00	Productos agrícolas y pecuarios	15.858	0	0	0	0	0	15.858
402	02	00	00	Productos de minas, canteras y yacimientos	13.224	0	0	0	0	0	13.224
402	02	05	00	Piedra, arcilla, arena y tierra	13.224	0	0	0	0	0	13.224
402	03	00	00	Textiles y vestuarios	541.182	0	0	0	0	0	541.182
402	03	01	00	Textiles	69.544	0	0	0	0	0	69.544
402	03	02	00	Prendas de vestir	467.758	0	0	0	0	0	467.758
402	03	03	00	Calzados	3.880	0	0	0	0	0	3.880
402	04	00	00	Productos de cuero y caucho	1.091.212	0	0	0	0	0	1.091.212
402	04	02	00	Productos de cuero y sucedáneos del cuero	6.000	0	0	0	0	0	6.000
402	04	03	00	Cauchos y tripas para vehículos	1.077.568	0	0	0	0	0	1.077.568
402	04	99	00	Otros productos de cuero y caucho	7.644	0	0	0	0	0	7.644
402	05	00	00	Productos de papel, cartón e impresos	2.582.446	0	0	0	0	0	2.582.446
402	05	01	00	Pulpa de madera, papel y cartón	745.053	0	0	0	0	0	745.053
402	05	02	00	Envases y cajas de papel y cartón	64.679	0	0	0	0	0	64.679
402	05	03	00	Productos de papel y cartón para oficina	1.165.215	0	0	0	0	0	1.165.215
402	05	04	00	Libros, revistas y periódicos	72.029	0	0	0	0	0	72.029
402	05	05	00	Material de enseñanza	2.500	0	0	0	0	0	2.500
402	05	06	00	Productos de papel y cartón para computación	106.108	0	0	0	0	0	106.108
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	415.181	0	0	0	0	0	415.181
402	05	99	00	Otros productos de pulpa, papel y cartón	11.681	0	0	0	0	0	11.681
402	06	00	00	Productos químicos y derivados	2.719.446	0	0	0	0	0	2.719.446
402	06	01	00	Sustancias químicas y de uso industrial	29.500	0	0	0	0	0	29.500
402	06	02	00	Abonos, plaguicidas y otros	30.423	0	0	0	0	0	30.423
402	06	03	00	Tintas, pinturas y colorantes	1.414.232	0	0	0	0	0	1.414.232

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 170002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	367.777	0	0	0	0	0	367.777
402	06	05	00	Productos de tocador	24.765	0	0	0	0	0	24.765
402	06	06	00	Combustibles y lubricantes	325.362	0	0	0	0	0	325.362
402	06	07	00	Productos diversos derivados del petróleo y del carbón	15.000	0	0	0	0	0	15.000
402	06	08	00	Productos plásticos	511.387	0	0	0	0	0	511.387
402	06	99	00	Otros productos de la industria química y conexos	1.000	0	0	0	0	0	1.000
402	07	00	00	Productos minerales no metálicos	358.843	0	0	0	0	0	358.843
402	07	01	00	Productos de barro, loza y porcelana	101.910	0	0	0	0	0	101.910
402	07	02	00	Vidrios y productos de vidrio	31.905	0	0	0	0	0	31.905
402	07	03	00	Productos de arcilla para construcción	102.500	0	0	0	0	0	102.500
402	07	04	00	Cemento, cal y yeso	112.384	0	0	0	0	0	112.384
402	07	99	00	Otros productos minerales no metálicos	10.144	0	0	0	0	0	10.144
402	08	00	00	Productos metálicos	1.588.696	0	0	0	0	0	1.588.696
402	08	01	00	Productos primarios de hierro y acero	10.000	0	0	0	0	0	10.000
402	08	02	00	Productos de metales no ferrosos	2.500	0	0	0	0	0	2.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	505.056	0	0	0	0	0	505.056
402	08	07	00	Material de señalamiento	500	0	0	0	0	0	500
402	08	09	00	Repuestos y accesorios para equipos de transporte	755.666	0	0	0	0	0	755.666
402	08	10	00	Repuestos y accesorios para otros equipos	314.974	0	0	0	0	0	314.974
402	09	00	00	Productos de madera	22.594	0	0	0	0	0	22.594
402	09	01	00	Productos primarios de madera	20.000	0	0	0	0	0	20.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	2.000	0	0	0	0	0	2.000
402	09	99	00	Otros productos de madera	594	0	0	0	0	0	594
402	10	00	00	Productos varios y útiles diversos	4.464.479	0	0	0	0	0	4.464.479
402	10	01	00	Artículos de deporte, recreación y juguetes	31.338	0	0	0	0	0	31.338
402	10	02	00	Materiales y útiles de limpieza y aseo	389.018	0	0	0	0	0	389.018
402	10	03	00	Utensilios de cocina y comedor	30.409	0	0	0	0	0	30.409
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	41.840	0	0	0	0	0	41.840

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 170002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	819.286	0	0	0	0	0	819.286
402	10	06	00	Condecoraciones, ofrendas y similares	150.497	0	0	0	0	0	150.497
402	10	07	00	Productos de seguridad en el trabajo	178.573	0	0	0	0	0	178.573
402	10	08	00	Materiales para equipos de computación	2.057.846	0	0	0	0	0	2.057.846
402	10	09	00	Especies timbradas y valores	1.940	0	0	0	0	0	1.940
402	10	11	00	Materiales eléctricos	510.651	0	0	0	0	0	510.651
402	10	12	00	Materiales para instalaciones sanitarias	142.964	0	0	0	0	0	142.964
402	10	13	00	Materiales fotográficos	52.559	0	0	0	0	0	52.559
402	10	99	00	Otros productos y útiles diversos	57.558	0	0	0	0	0	57.558
402	99	00	00	Otros materiales y suministros	45.082	0	0	0	0	0	45.082
402	99	01	00	Otros materiales y suministros	45.082	0	0	0	0	0	45.082
403	**00**	**00**	**00**	**Servicios no personales**	**43.972.700**	**0**	**0**	**0**	**0**	**0**	**43.972.700**
403	01	00	00	Alquileres de inmuebles	2.979.420	0	0	0	0	0	2.979.420
403	01	01	00	Alquileres de edificios y locales	2.979.420	0	0	0	0	0	2.979.420
403	02	00	00	Alquileres de maquinaria y equipos	160.057	0	0	0	0	0	160.057
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	500	0	0	0	0	0	500
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	132.760	0	0	0	0	0	132.760
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	1.425	0	0	0	0	0	1.425
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	22.872	0	0	0	0	0	22.872
403	02	99	00	Alquileres de otras maquinaria y equipos	2.500	0	0	0	0	0	2.500
403	03	00	00	Derechos sobre bienes intangibles	80.000	0	0	0	0	0	80.000
403	03	03	00	Paquetes y programas de computación	80.000	0	0	0	0	0	80.000
403	04	00	00	Servicios básicos	6.721.271	0	0	0	0	0	6.721.271
403	04	01	00	Electricidad	1.817.128	0	0	0	0	0	1.817.128
403	04	02	00	Gas	188	0	0	0	0	0	188
403	04	03	00	Agua	726.531	0	0	0	0	0	726.531
403	04	04	00	Teléfonos	2.102.459	0	0	0	0	0	2.102.459
403	04	05	00	Servicio de comunicaciones	1.900.300	0	0	0	0	0	1.900.300

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 170002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	06	00	Servicio de aseo urbano y domiciliario	174.665	0	0	0	0	0	174.665
403	06	00	00	Servicios de transporte y almacenaje	529.146	0	0	0	0	0	529.146
403	06	01	00	Fletes y embalajes	46.197	0	0	0	0	0	46.197
403	06	03	00	Estacionamiento	98.773	0	0	0	0	0	98.773
403	06	04	00	Peaje	6.435	0	0	0	0	0	6.435
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	377.741	0	0	0	0	0	377.741
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.887.039	0	0	0	0	0	1.887.039
403	07	01	00	Publicidad y propaganda	597.632	0	0	0	0	0	597.632
403	07	02	00	Imprenta y reproducción	476.207	0	0	0	0	0	476.207
403	07	03	00	Relaciones sociales	444.292	0	0	0	0	0	444.292
403	07	04	00	Avisos	368.908	0	0	0	0	0	368.908
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.585.615	0	0	0	0	0	3.585.615
403	08	01	00	Primas y gastos de seguros	3.500.000	0	0	0	0	0	3.500.000
403	08	02	00	Comisiones y gastos bancarios	85.615	0	0	0	0	0	85.615
403	09	00	00	Viáticos y pasajes	3.668.645	0	0	0	0	0	3.668.645
403	09	01	00	Viáticos y pasajes dentro del país	3.145.745	0	0	0	0	0	3.145.745
403	09	02	00	Viáticos y pasajes fuera del país	518.500	0	0	0	0	0	518.500
403	09	03	00	Asignación por kilómetros recorridos	4.400	0	0	0	0	0	4.400
403	10	00	00	Servicios profesionales y técnicos	6.182.474	0	0	0	0	0	6.182.474
403	10	01	00	Servicios jurídicos	555.200	0	0	0	0	0	555.200
403	10	02	00	Servicios de contabilidad y auditoría	84.752	0	0	0	0	0	84.752
403	10	03	00	Servicios de procesamiento de datos	150.000	0	0	0	0	0	150.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	105.000	0	0	0	0	0	105.000
403	10	09	00	Servicios de lavandería y tintorería	1.759	0	0	0	0	0	1.759
403	10	10	00	Servicios de vigilancia	4.964.849	0	0	0	0	0	4.964.849
403	10	11	00	Servicios para la elaboración y suministro de comida	20.000	0	0	0	0	0	20.000
403	10	99	00	Otros servicios profesionales y técnicos	300.914	0	0	0	0	0	300.914
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.081.709	0	0	0	0	0	4.081.709

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 170002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.399.469	0	0	0	0	0	2.399.469
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	54.019	0	0	0	0	0	54.019
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	10.000	0	0	0	0	0	10.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	25.500	0	0	0	0	0	25.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.387.246	0	0	0	0	0	1.387.246
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	205.475	0	0	0	0	0	205.475
403	12	00	00	Conservación y reparaciones menores de obras	4.066.938	0	0	0	0	0	4.066.938
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	4.066.938	0	0	0	0	0	4.066.938
403	15	00	00	Servicios fiscales	58.500	0	0	0	0	0	58.500
403	15	02	00	Tasas y otros derechos obligatorios	56.000	0	0	0	0	0	56.000
403	15	99	00	Otros servicios fiscales	2.500	0	0	0	0	0	2.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.760.254	0	0	0	0	0	3.760.254
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.760.254	0	0	0	0	0	3.760.254
403	18	00	00	Impuestos indirectos	6.167.690	0	0	0	0	0	6.167.690
403	18	01	00	Impuesto al valor agregado	6.117.690	0	0	0	0	0	6.117.690
403	18	99	00	Otros impuestos indirectos	50.000	0	0	0	0	0	50.000
403	99	00	00	Otros servicios no personales	43.942	0	0	0	0	0	43.942
403	99	01	00	Otros servicios no personales	43.942	0	0	0	0	0	43.942
404	**00**	**00**	**00**	**Activos reales**	**4.310.450**	**0**	**0**	**0**	**0**	**0**	**4.310.450**
404	01	00	00	Repuestos y reparaciones mayores	1.962.327	0	0	0	0	0	1.962.327
404	01	01	00	Repuestos mayores	230.000	0	0	0	0	0	230.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	215.000	0	0	0	0	0	215.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.732.327	0	0	0	0	0	1.732.327
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.696.827	0	0	0	0	0	1.696.827
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y	25.500	0	0	0	0	0	25.500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 170002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				alojamiento							
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	10.000	0	0	0	0	0	10.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	76.203	0	0	0	0	0	76.203
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	3.328	0	0	0	0	0	3.328
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	72.875	0	0	0	0	0	72.875
404	04	00	00	Equipos de transporte, tracción y elevación	8.000	0	0	0	0	0	8.000
404	04	05	00	Vehículos de tracción no motorizados	8.000	0	0	0	0	0	8.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	268.368	0	0	0	0	0	268.368
404	05	01	00	Equipos de telecomunicaciones	268.368	0	0	0	0	0	268.368
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	108.104	0	0	0	0	0	108.104
404	07	01	00	Equipos científicos y de laboratorio	15.800	0	0	0	0	0	15.800
404	07	02	00	Equipos de enseñanza, deporte y recreación	80.104	0	0	0	0	0	80.104
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	6.000	0	0	0	0	0	6.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	6.200	0	0	0	0	0	6.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.822.542	0	0	0	0	0	1.822.542
404	09	01	00	Mobiliario y equipos de oficina	512.880	0	0	0	0	0	512.880
404	09	02	00	Equipos de computación	917.164	0	0	0	0	0	917.164
404	09	03	00	Mobiliario y equipos de alojamiento	388.498	0	0	0	0	0	388.498
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	4.000	0	0	0	0	0	4.000
404	12	00	00	Activos intangibles	11.000	0	0	0	0	0	11.000
404	12	04	00	Paquetes y programas de computación	11.000	0	0	0	0	0	11.000
404	99	00	00	Otros activos reales	3.906	0	0	0	0	0	3.906
404	99	01	00	Otros activos reales	3.906	0	0	0	0	0	3.906
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.200.000**	**0**	**0**	**0**	**0**	**0**	**1.200.000**
411	11	00	00	Obligaciones de ejercicios anteriores	1.200.000	0	0	0	0	0	1.200.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.200.000	0	0	0	0	0	1.200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

ACCIÓN CENTRALIZADA: 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 170002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**64.199.999**	**0**	**0**	**0**	**0**	**0**	**64.199.999**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

ACCIÓN CENTRALIZADA: 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 170002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**185.250**	**0**	**0**	**0**	**0**	**0**	**185.250**
407	01	00	00	Transferencias y donaciones corrientes internas	110.000	0	0	0	0	0	110.000
407	01	01	00	Transferencias corrientes internas al sector privado	110.000	0	0	0	0	0	110.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	110.000	0	0	0	0	0	110.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	75.250	0	0	0	0	0	75.250
407	02	01	00	Transferencias corrientes al exterior	75.250	0	0	0	0	0	75.250
407	02	01	04	Transferencias corrientes a organismos internacionales	75.250	0	0	0	0	0	75.250
				Totales	**185.250**	**0**	**0**	**0**	**0**	**0**	**185.250**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

ACCIÓN CENTRALIZADA: 170002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 170002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**255.959.000**	**0**	**0**	**0**	**0**	**0**	**255.959.000**
407	01	00	00	Transferencias y donaciones corrientes internas	255.959.000	0	0	0	0	0	255.959.000
407	01	03	00	Transferencias corrientes internas al sector público	255.959.000	0	0	0	0	0	255.959.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	229.459.000	0	0	0	0	0	229.459.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	26.500.000	0	0	0	0	0	26.500.000
				Totales	**255.959.000**	**0**	**0**	**0**	**0**	**0**	**255.959.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

ACCIÓN CENTRALIZADA: 170003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**196.511.080**	**0**	**0**	**0**	**0**	**0**	**196.511.080**
407	01	00	00	Transferencias y donaciones corrientes internas	196.511.080	0	0	0	0	0	196.511.080
407	01	01	00	Transferencias corrientes internas al sector privado	196.511.080	0	0	0	0	0	196.511.080
407	01	01	01	Pensiones del personal empleado, obrero y militar	19.843.985	0	0	0	0	0	19.843.985
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	77.809.791	0	0	0	0	0	77.809.791
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	7.287.218	0	0	0	0	0	7.287.218
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.976.598	0	0	0	0	0	2.976.598
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	6.768.235	0	0	0	0	0	6.768.235
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	3.254.400	0	0	0	0	0	3.254.400
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	18.432.208	0	0	0	0	0	18.432.208
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	11.671.469	0	0	0	0	0	11.671.469
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	30.875.176	0	0	0	0	0	30.875.176
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	17.592.000	0	0	0	0	0	17.592.000
				Totales	**196.511.080**	**0**	**0**	**0**	**0**	**0**	**196.511.080**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE **ACCIÓN CENTRALIZADA:** 170003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA EL AMBIENTE

ACCIÓN CENTRALIZADA: 170003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 170003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**196.511.080**	**0**	**0**	**0**	**0**	**0**	**196.511.080**
407	01	00	00	Transferencias y donaciones corrientes internas	196.511.080	0	0	0	0	0	196.511.080
407	01	01	00	Transferencias corrientes internas al sector privado	196.511.080	0	0	0	0	0	196.511.080
407	01	01	01	Pensiones del personal empleado, obrero y militar	19.843.985	0	0	0	0	0	19.843.985
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	77.809.791	0	0	0	0	0	77.809.791
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	7.287.218	0	0	0	0	0	7.287.218
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.976.598	0	0	0	0	0	2.976.598
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	6.768.235	0	0	0	0	0	6.768.235
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	3.254.400	0	0	0	0	0	3.254.400
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	18.432.208	0	0	0	0	0	18.432.208
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	11.671.469	0	0	0	0	0	11.671.469
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	30.875.176	0	0	0	0	0	30.875.176
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	17.592.000	0	0	0	0	0	17.592.000
				Totales	**196.511.080**	**0**	**0**	**0**	**0**	**0**	**196.511.080**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.336.160.555**	**0**	**0**	**0**	**0**	**0**	**4.336.160.555**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.475.929.694	0	0	0	0	0	1.475.929.694
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.209.926.365	0	0	0	0	0	1.209.926.365
401	01	03	00	Suplencias a empleados	52.875.897	0	0	0	0	0	52.875.897
401	01	08	00	Sueldo al personal en trámite de nombramiento	2.494.554	0	0	0	0	0	2.494.554
401	01	09	00	Remuneraciones al personal en período de disponibilidad	513.299	0	0	0	0	0	513.299
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	45.177.101	0	0	0	0	0	45.177.101
401	01	12	00	Salarios a obreros en puestos no permanentes	8.704.344	0	0	0	0	0	8.704.344
401	01	13	00	Suplencias a obreros	939.866	0	0	0	0	0	939.866
401	01	18	00	Remuneraciones al personal contratado	140.113.479	0	0	0	0	0	140.113.479
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	356.577	0	0	0	0	0	356.577
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	9.274.384	0	0	0	0	0	9.274.384
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	288.590	0	0	0	0	0	288.590
401	01	99	00	Otras retribuciones	5.265.238	0	0	0	0	0	5.265.238
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	55.561.962	0	0	0	0	0	55.561.962
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	52.474.621	0	0	0	0	0	52.474.621
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	3.087.341	0	0	0	0	0	3.087.341
401	03	00	00	Primas	280.123.392	0	0	0	0	0	280.123.392
401	03	01	00	Primas por mérito a empleados	37.279.780	0	0	0	0	0	37.279.780
401	03	02	00	Primas de transporte a empleados	1.728.398	0	0	0	0	0	1.728.398
401	03	08	00	Primas de profesionalización a empleados	36.940.128	0	0	0	0	0	36.940.128
401	03	09	00	Primas por antigüedad a empleados	194.242.532	0	0	0	0	0	194.242.532
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	372.218	0	0	0	0	0	372.218
401	03	16	00	Primas por mérito a obreros	3.242.331	0	0	0	0	0	3.242.331
401	03	17	00	Primas de transporte a obreros	215.922	0	0	0	0	0	215.922
401	03	19	00	Primas por hijos de obreros	247.321	0	0	0	0	0	247.321
401	03	21	00	Primas por antigüedad a obreros	5.421.109	0	0	0	0	0	5.421.109
401	03	22	00	Primas de profesionalización a obreros	329.577	0	0	0	0	0	329.577
401	03	40	00	Primas de profesionalización al personal contratado	60.000	0	0	0	0	0	60.000
401	03	47	00	Primas al personal de alto nivel y de dirección	44.076	0	0	0	0	0	44.076
401	04	00	00	Complementos de sueldos y salarios	631.781.825	0	0	0	0	0	631.781.825

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	11.404.776	0	0	0	0	0	11.404.776
401	04	02	00	Complemento a empleados por trabajo nocturno	350.431	0	0	0	0	0	350.431
401	04	03	00	Complemento a empleados por gastos de alimentación	902.776	0	0	0	0	0	902.776
401	04	05	00	Complemento a empleados por gastos de representación	17.457	0	0	0	0	0	17.457
401	04	06	00	Complemento a empleados por comisión de servicios	762.372	0	0	0	0	0	762.372
401	04	08	00	Bono compensatorio de alimentación a empleados	443.182.224	0	0	0	0	0	443.182.224
401	04	09	00	Bono compensatorio de transporte a empleados	24.835	0	0	0	0	0	24.835
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.048.609	0	0	0	0	0	1.048.609
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	14.261	0	0	0	0	0	14.261
401	04	16	00	Complemento a obreros por gastos de alimentación	487.404	0	0	0	0	0	487.404
401	04	18	00	Bono compensatorio de alimentación a obreros	17.675.562	0	0	0	0	0	17.675.562
401	04	19	00	Bono compensatorio de transporte a obreros	123.201	0	0	0	0	0	123.201
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.214.510	0	0	0	0	0	2.214.510
401	04	25	00	Complemento al personal contratado por gastos de alimentación	2.261	0	0	0	0	0	2.261
401	04	26	00	Bono compensatorio de alimentación al personal contratado	31.943.166	0	0	0	0	0	31.943.166
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	4.800.000	0	0	0	0	0	4.800.000
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	70.000	0	0	0	0	0	70.000
401	04	96	00	Otros complementos a empleados	102.395.595	0	0	0	0	0	102.395.595
401	04	97	00	Otros complementos a obreros	9.032.830	0	0	0	0	0	9.032.830
401	04	98	00	Otros complementos al personal contratado	4.075.704	0	0	0	0	0	4.075.704
401	04	99	00	Otros complementos al personal militar	1.253.851	0	0	0	0	0	1.253.851
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	789.001.253	0	0	0	0	0	789.001.253
401	05	01	00	Aguinaldos a empleados	501.254.959	0	0	0	0	0	501.254.959
401	05	03	00	Bono vacacional a empleados	188.119.790	0	0	0	0	0	188.119.790
401	05	04	00	Aguinaldos a obreros	20.252.173	0	0	0	0	0	20.252.173
401	05	06	00	Bono vacacional a obreros	11.409.933	0	0	0	0	0	11.409.933
401	05	07	00	Aguinaldos al personal contratado	48.716.559	0	0	0	0	0	48.716.559
401	05	08	00	Bono vacacional al personal contratado	14.674.381	0	0	0	0	0	14.674.381
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	2.898.245	0	0	0	0	0	2.898.245
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	1.545.731	0	0	0	0	0	1.545.731

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	17	00	Utilidades legales y convencionales al personal de alto nivel y de dirección	70.449	0	0	0	0	0	70.449
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	59.033	0	0	0	0	0	59.033
401	06	00	00	Aportes patronales y legales	171.268.463	0	0	0	0	0	171.268.463
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	94.565.549	0	0	0	0	0	94.565.549
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	23.441.004	0	0	0	0	0	23.441.004
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	27.710.687	0	0	0	0	0	27.710.687
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.831.927	0	0	0	0	0	3.831.927
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	841.041	0	0	0	0	0	841.041
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	4.347.770	0	0	0	0	0	4.347.770
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	13.535.190	0	0	0	0	0	13.535.190
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	2.627.739	0	0	0	0	0	2.627.739
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	55.388	0	0	0	0	0	55.388
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	274.367	0	0	0	0	0	274.367
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	12.000	0	0	0	0	0	12.000
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	4.890	0	0	0	0	0	4.890
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	12.308	0	0	0	0	0	12.308
401	06	95	00	Otros aportes legales por personal contratado	8.603	0	0	0	0	0	8.603
401	07	00	00	Asistencia socio-económica	877.115.365	0	0	0	0	0	877.115.365
401	07	01	00	Capacitación y adiestramiento a empleados	132.600	0	0	0	0	0	132.600
401	07	02	00	Becas a empleados	1.362.946	0	0	0	0	0	1.362.946
401	07	03	00	Ayudas por matrimonio a empleados	87.255	0	0	0	0	0	87.255
401	07	04	00	Ayudas por nacimiento de hijos a empleados	141.655	0	0	0	0	0	141.655
401	07	05	00	Ayudas por defunción a empleados	69.078	0	0	0	0	0	69.078
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	166.257.964	0	0	0	0	0	166.257.964
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	582.000.285	0	0	0	0	0	582.000.285
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.042.926	0	0	0	0	0	2.042.926
401	07	10	00	Dotación de uniformes a empleados	8.164.159	0	0	0	0	0	8.164.159
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	16.384.271	0	0	0	0	0	16.384.271
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	12.535.503	0	0	0	0	0	12.535.503

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	18	00	Becas a obreros	487.415	0	0	0	0	0	487.415
401	07	19	00	Ayudas por matrimonio de obreros	39.278	0	0	0	0	0	39.278
401	07	20	00	Ayudas por nacimiento de hijos de obreros	45.682	0	0	0	0	0	45.682
401	07	21	00	Ayudas por defunción a obreros	60.820	0	0	0	0	0	60.820
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	8.954.536	0	0	0	0	0	8.954.536
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	39.743.345	0	0	0	0	0	39.743.345
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	407.876	0	0	0	0	0	407.876
401	07	26	00	Dotación de uniformes a obreros	1.369.580	0	0	0	0	0	1.369.580
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	837.207	0	0	0	0	0	837.207
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.465.387	0	0	0	0	0	1.465.387
401	07	33	00	Asistencia socio-económica al personal contratado	2.460.506	0	0	0	0	0	2.460.506
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	5.564.630	0	0	0	0	0	5.564.630
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	40.203	0	0	0	0	0	40.203
401	07	96	00	Otras subvenciones a empleados	22.920.496	0	0	0	0	0	22.920.496
401	07	97	00	Otras subvenciones a obreros	3.539.762	0	0	0	0	0	3.539.762
401	08	00	00	Prestaciones sociales e indemnizaciones	55.328.601	0	0	0	0	0	55.328.601
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	51.052.189	0	0	0	0	0	51.052.189
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.730.811	0	0	0	0	0	2.730.811
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	358.780	0	0	0	0	0	358.780
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	1.163.373	0	0	0	0	0	1.163.373
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	23.448	0	0	0	0	0	23.448
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	50.000	0	0	0	0	0	50.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	50.000	0	0	0	0	0	50.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**114.361.127**	**0**	**0**	**0**	**0**	**0**	**114.361.127**
402	01	00	00	Productos alimenticios y agropecuarios	16.895.527	0	0	0	0	0	16.895.527
402	01	01	00	Alimentos y bebidas para personas	16.845.430	0	0	0	0	0	16.845.430
402	01	03	00	Productos agrícolas y pecuarios	50.097	0	0	0	0	0	50.097
402	02	00	00	Productos de minas, canteras y yacimientos	31.649	0	0	0	0	0	31.649
402	02	05	00	Piedra, arcilla, arena y tierra	31.649	0	0	0	0	0	31.649
402	03	00	00	Textiles y vestuarios	6.695.338	0	0	0	0	0	6.695.338

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	1.337.381	0	0	0	0	0	1.337.381
402	03	02	00	Prendas de vestir	5.023.775	0	0	0	0	0	5.023.775
402	03	03	00	Calzados	332.662	0	0	0	0	0	332.662
402	03	99	00	Otros productos textiles y vestuarios	1.520	0	0	0	0	0	1.520
402	04	00	00	Productos de cuero y caucho	3.195.650	0	0	0	0	0	3.195.650
402	04	02	00	Productos de cuero y sucedáneos del cuero	48.600	0	0	0	0	0	48.600
402	04	03	00	Cauchos y tripas para vehículos	3.147.050	0	0	0	0	0	3.147.050
402	05	00	00	Productos de papel, cartón e impresos	25.562.641	0	0	0	0	0	25.562.641
402	05	01	00	Pulpa de madera, papel y cartón	4.920.334	0	0	0	0	0	4.920.334
402	05	02	00	Envases y cajas de papel y cartón	384.949	0	0	0	0	0	384.949
402	05	03	00	Productos de papel y cartón para oficina	18.166.017	0	0	0	0	0	18.166.017
402	05	04	00	Libros, revistas y periódicos	253.115	0	0	0	0	0	253.115
402	05	05	00	Material de enseñanza	50.000	0	0	0	0	0	50.000
402	05	06	00	Productos de papel y cartón para computación	470.182	0	0	0	0	0	470.182
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.318.044	0	0	0	0	0	1.318.044
402	06	00	00	Productos químicos y derivados	11.140.383	0	0	0	0	0	11.140.383
402	06	01	00	Sustancias químicas y de uso industrial	243.851	0	0	0	0	0	243.851
402	06	02	00	Abonos, plaguicidas y otros	604.035	0	0	0	0	0	604.035
402	06	03	00	Tintas, pinturas y colorantes	4.082.835	0	0	0	0	0	4.082.835
402	06	04	00	Productos farmacéuticos y medicamentos	1.460.464	0	0	0	0	0	1.460.464
402	06	05	00	Productos de tocador	330.026	0	0	0	0	0	330.026
402	06	06	00	Combustibles y lubricantes	1.386.420	0	0	0	0	0	1.386.420
402	06	07	00	Productos diversos derivados del petróleo y del carbón	73.930	0	0	0	0	0	73.930
402	06	08	00	Productos plásticos	2.958.522	0	0	0	0	0	2.958.522
402	06	99	00	Otros productos de la industria química y conexos	300	0	0	0	0	0	300
402	07	00	00	Productos minerales no metálicos	423.767	0	0	0	0	0	423.767
402	07	01	00	Productos de barro, loza y porcelana	9.120	0	0	0	0	0	9.120
402	07	02	00	Vidrios y productos de vidrio	118.121	0	0	0	0	0	118.121
402	07	03	00	Productos de arcilla para construcción	36.412	0	0	0	0	0	36.412
402	07	04	00	Cemento, cal y yeso	260.114	0	0	0	0	0	260.114
402	08	00	00	Productos metálicos	10.339.757	0	0	0	0	0	10.339.757

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	01	00	Productos primarios de hierro y acero	72.838	0	0	0	0	0	72.838
402	08	02	00	Productos de metales no ferrosos	200.924	0	0	0	0	0	200.924
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.003.502	0	0	0	0	0	3.003.502
402	08	04	00	Productos metálicos estructurales	25.468	0	0	0	0	0	25.468
402	08	05	00	Materiales de orden público, seguridad y defensa	288.338	0	0	0	0	0	288.338
402	08	07	00	Material de señalamiento	294.741	0	0	0	0	0	294.741
402	08	08	00	Material de educación	45.880	0	0	0	0	0	45.880
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.423.493	0	0	0	0	0	3.423.493
402	08	10	00	Repuestos y accesorios para otros equipos	2.765.755	0	0	0	0	0	2.765.755
402	08	99	00	Otros productos metálicos	218.818	0	0	0	0	0	218.818
402	09	00	00	Productos de madera	498.687	0	0	0	0	0	498.687
402	09	01	00	Productos primarios de madera	473.918	0	0	0	0	0	473.918
402	09	02	00	Muebles y accesorios de madera para edificaciones	24.769	0	0	0	0	0	24.769
402	10	00	00	Productos varios y útiles diversos	39.254.399	0	0	0	0	0	39.254.399
402	10	01	00	Artículos de deporte, recreación y juguetes	675.889	0	0	0	0	0	675.889
402	10	02	00	Materiales y útiles de limpieza y aseo	3.425.565	0	0	0	0	0	3.425.565
402	10	03	00	Utensilios de cocina y comedor	1.609.271	0	0	0	0	0	1.609.271
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.038.482	0	0	0	0	0	1.038.482
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.771.853	0	0	0	0	0	4.771.853
402	10	06	00	Condecoraciones, ofrendas y similares	2.015.039	0	0	0	0	0	2.015.039
402	10	07	00	Productos de seguridad en el trabajo	725.686	0	0	0	0	0	725.686
402	10	08	00	Materiales para equipos de computación	17.809.180	0	0	0	0	0	17.809.180
402	10	10	00	Útiles religiosos	12.636	0	0	0	0	0	12.636
402	10	11	00	Materiales eléctricos	5.191.392	0	0	0	0	0	5.191.392
402	10	12	00	Materiales para instalaciones sanitarias	1.039.569	0	0	0	0	0	1.039.569
402	10	13	00	Materiales fotográficos	121.470	0	0	0	0	0	121.470
402	10	99	00	Otros productos y útiles diversos	818.367	0	0	0	0	0	818.367
402	99	00	00	Otros materiales y suministros	323.329	0	0	0	0	0	323.329
402	99	01	00	Otros materiales y suministros	323.329	0	0	0	0	0	323.329
403	**00**	**00**	**00**	**Servicios no personales**	**324.517.513**	**0**	**0**	**0**	**0**	**0**	**324.517.513**
403	01	00	00	Alquileres de inmuebles	16.401.370	0	0	0	0	0	16.401.370

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	01	00	Alquileres de edificios y locales	16.401.370	0	0	0	0	0	16.401.370
403	02	00	00	Alquileres de maquinaria y equipos	1.068.587	0	0	0	0	0	1.068.587
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	117.000	0	0	0	0	0	117.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	184.412	0	0	0	0	0	184.412
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	32.044	0	0	0	0	0	32.044
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	16.879	0	0	0	0	0	16.879
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	710.600	0	0	0	0	0	710.600
403	02	99	00	Alquileres de otras maquinaria y equipos	7.652	0	0	0	0	0	7.652
403	04	00	00	Servicios básicos	41.828.532	0	0	0	0	0	41.828.532
403	04	01	00	Electricidad	13.744.084	0	0	0	0	0	13.744.084
403	04	02	00	Gas	702	0	0	0	0	0	702
403	04	03	00	Agua	1.999.120	0	0	0	0	0	1.999.120
403	04	04	00	Teléfonos	15.792.371	0	0	0	0	0	15.792.371
403	04	05	00	Servicio de comunicaciones	4.334.791	0	0	0	0	0	4.334.791
403	04	06	00	Servicio de aseo urbano y domiciliario	776.009	0	0	0	0	0	776.009
403	04	07	00	Servicio de condominio	5.181.455	0	0	0	0	0	5.181.455
403	06	00	00	Servicios de transporte y almacenaje	1.388.484	0	0	0	0	0	1.388.484
403	06	01	00	Fletes y embalajes	258.062	0	0	0	0	0	258.062
403	06	03	00	Estacionamiento	495.256	0	0	0	0	0	495.256
403	06	04	00	Peaje	867	0	0	0	0	0	867
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	634.299	0	0	0	0	0	634.299
403	07	00	00	Servicios de información, impresión y relaciones públicas	17.568.981	0	0	0	0	0	17.568.981
403	07	01	00	Publicidad y propaganda	1.228.596	0	0	0	0	0	1.228.596
403	07	02	00	Imprenta y reproducción	7.861.778	0	0	0	0	0	7.861.778
403	07	03	00	Relaciones sociales	4.859.455	0	0	0	0	0	4.859.455
403	07	04	00	Avisos	3.619.152	0	0	0	0	0	3.619.152
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	9.501.889	0	0	0	0	0	9.501.889
403	08	01	00	Primas y gastos de seguros	8.370.238	0	0	0	0	0	8.370.238
403	08	02	00	Comisiones y gastos bancarios	1.131.651	0	0	0	0	0	1.131.651
403	09	00	00	Viáticos y pasajes	29.184.301	0	0	0	0	0	29.184.301
403	09	01	00	Viáticos y pasajes dentro del país	27.482.241	0	0	0	0	0	27.482.241

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	1.702.060	0	0	0	0	0	1.702.060
403	10	00	00	Servicios profesionales y técnicos	26.780.402	0	0	0	0	0	26.780.402
403	10	03	00	Servicios de procesamiento de datos	11.992.431	0	0	0	0	0	11.992.431
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.432.250	0	0	0	0	0	1.432.250
403	10	07	00	Servicios de capacitación y adiestramiento	2.864.323	0	0	0	0	0	2.864.323
403	10	09	00	Servicios de lavandería y tintorería	32.606	0	0	0	0	0	32.606
403	10	11	00	Servicios para la elaboración y suministro de comida	6.088.160	0	0	0	0	0	6.088.160
403	10	99	00	Otros servicios profesionales y técnicos	4.370.632	0	0	0	0	0	4.370.632
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	34.916.749	0	0	0	0	0	34.916.749
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	14.795.854	0	0	0	0	0	14.795.854
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	467.612	0	0	0	0	0	467.612
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	43.783	0	0	0	0	0	43.783
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	4.726	0	0	0	0	0	4.726
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	115.228	0	0	0	0	0	115.228
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	18.547.314	0	0	0	0	0	18.547.314
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	942.232	0	0	0	0	0	942.232
403	12	00	00	Conservación y reparaciones menores de obras	57.457.602	0	0	0	0	0	57.457.602
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	57.457.602	0	0	0	0	0	57.457.602
403	15	00	00	Servicios fiscales	223.158	0	0	0	0	0	223.158
403	15	02	00	Tasas y otros derechos obligatorios	223.158	0	0	0	0	0	223.158
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.278.325	0	0	0	0	0	2.278.325
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.278.325	0	0	0	0	0	2.278.325
403	18	00	00	Impuestos indirectos	69.808.249	0	0	0	0	0	69.808.249
403	18	01	00	Impuesto al valor agregado	69.808.249	0	0	0	0	0	69.808.249
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	14.976.211	0	0	0	0	0	14.976.211
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	14.976.211	0	0	0	0	0	14.976.211
403	99	00	00	Otros servicios no personales	1.134.673	0	0	0	0	0	1.134.673
403	99	01	00	Otros servicios no personales	1.134.673	0	0	0	0	0	1.134.673
404	**00**	**00**	**00**	**Activos reales**	**191.062.181**	**0**	**0**	**0**	**0**	**0**	**191.062.181**
404	01	00	00	Repuestos y reparaciones mayores	7.748.079	0	0	0	0	0	7.748.079

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	00	Repuestos mayores	1.231.165	0	0	0	0	0	1.231.165
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	208.000	0	0	0	0	0	208.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	36.310	0	0	0	0	0	36.310
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	16.368	0	0	0	0	0	16.368
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	970.487	0	0	0	0	0	970.487
404	01	02	00	Reparaciones mayores de maquinaria y equipos	6.516.914	0	0	0	0	0	6.516.914
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	6.324.440	0	0	0	0	0	6.324.440
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	192.474	0	0	0	0	0	192.474
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	71.558.386	0	0	0	0	0	71.558.386
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	69.933.386	0	0	0	0	0	69.933.386
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	1.625.000	0	0	0	0	0	1.625.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	9.912.126	0	0	0	0	0	9.912.126
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	178.962	0	0	0	0	0	178.962
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	327.709	0	0	0	0	0	327.709
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	8.074.607	0	0	0	0	0	8.074.607
404	03	05	00	Maquinaria y equipos industriales y de taller	477.244	0	0	0	0	0	477.244
404	03	06	00	Maquinaria y equipos de energía	462.433	0	0	0	0	0	462.433
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	391.171	0	0	0	0	0	391.171
404	04	00	00	Equipos de transporte, tracción y elevación	6.785.680	0	0	0	0	0	6.785.680
404	04	01	00	Vehículos automotores terrestres	6.475.159	0	0	0	0	0	6.475.159
404	04	05	00	Vehículos de tracción no motorizados	124.713	0	0	0	0	0	124.713
404	04	06	00	Equipos auxiliares de transporte	180.328	0	0	0	0	0	180.328
404	04	99	00	Otros equipos de transporte, tracción y elevación	5.480	0	0	0	0	0	5.480
404	05	00	00	Equipos de comunicaciones y de señalamiento	7.779.086	0	0	0	0	0	7.779.086
404	05	01	00	Equipos de telecomunicaciones	7.737.086	0	0	0	0	0	7.737.086
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	42.000	0	0	0	0	0	42.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	235.924	0	0	0	0	0	235.924
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	229.294	0	0	0	0	0	229.294
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	6.630	0	0	0	0	0	6.630
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.859.737	0	0	0	0	0	2.859.737

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	01	00	Equipos científicos y de laboratorio	17.028	0	0	0	0	0	17.028
404	07	02	00	Equipos de enseñanza, deporte y recreación	908.894	0	0	0	0	0	908.894
404	07	03	00	Obras de arte	793.999	0	0	0	0	0	793.999
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	388.708	0	0	0	0	0	388.708
404	07	06	00	Instrumentos musicales y equipos de audio	751.108	0	0	0	0	0	751.108
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.004.433	0	0	0	0	0	1.004.433
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	1.004.433	0	0	0	0	0	1.004.433
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	77.675.857	0	0	0	0	0	77.675.857
404	09	01	00	Mobiliario y equipos de oficina	18.437.528	0	0	0	0	0	18.437.528
404	09	02	00	Equipos de computación	44.869.763	0	0	0	0	0	44.869.763
404	09	03	00	Mobiliario y equipos de alojamiento	14.059.381	0	0	0	0	0	14.059.381
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	309.185	0	0	0	0	0	309.185
404	11	00	00	Inmuebles, maquinaria y equipos usados	2.534.449	0	0	0	0	0	2.534.449
404	11	02	00	Adquisición de edificios e instalaciones	2.534.449	0	0	0	0	0	2.534.449
404	12	00	00	Activos intangibles	838.710	0	0	0	0	0	838.710
404	12	04	00	Paquetes y programas de computación	838.710	0	0	0	0	0	838.710
404	13	00	00	Estudios y proyectos para inversión en activos fijos	1.001.029	0	0	0	0	0	1.001.029
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	1.001.029	0	0	0	0	0	1.001.029
404	14	00	00	Contratación de inspección de obras	956.395	0	0	0	0	0	956.395
404	14	01	00	Contratación de inspección de obras de bienes del dominio privado	956.395	0	0	0	0	0	956.395
404	99	00	00	Otros activos reales	172.290	0	0	0	0	0	172.290
404	99	01	00	Otros activos reales	172.290	0	0	0	0	0	172.290
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.357.537.064**	**0**	**0**	**0**	**0**	**0**	**1.357.537.064**
407	01	00	00	Transferencias y donaciones corrientes internas	1.357.537.064	0	0	0	0	0	1.357.537.064
407	01	01	00	Transferencias corrientes internas al sector privado	1.354.165.089	0	0	0	0	0	1.354.165.089
407	01	01	01	Pensiones del personal empleado, obrero y militar	113.715.381	0	0	0	0	0	113.715.381
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	703.188.012	0	0	0	0	0	703.188.012
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	62.460.357	0	0	0	0	0	62.460.357
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	5.995.038	0	0	0	0	0	5.995.038
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	4.538.773	0	0	0	0	0	4.538.773
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	9.448.130	0	0	0	0	0	9.448.130

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	249.449.725	0	0	0	0	0	249.449.725
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	47.967.155	0	0	0	0	0	47.967.155
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	101.498.649	0	0	0	0	0	101.498.649
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	55.903.869	0	0	0	0	0	55.903.869
407	01	02	00	Donaciones corrientes internas al sector privado	1.727.370	0	0	0	0	0	1.727.370
407	01	02	01	Donaciones corrientes a personas	1.727.370	0	0	0	0	0	1.727.370
407	01	03	00	Transferencias corrientes internas al sector público	1.644.605	0	0	0	0	0	1.644.605
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.644.605	0	0	0	0	0	1.644.605
411	**00**	**00**	**00**	**Disminución de pasivos**	**195.161.249**	**0**	**0**	**0**	**0**	**0**	**195.161.249**
411	11	00	00	Obligaciones de ejercicios anteriores	195.161.249	0	0	0	0	0	195.161.249
411	11	04	00	Compromisos pendientes de ejercicios anteriores	60.031.371	0	0	0	0	0	60.031.371
411	11	05	00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	135.129.878	0	0	0	0	0	135.129.878
				Totales	**6.518.799.689**	**0**	**0**	**0**	**0**	**0**	**6.518.799.689**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 114922 210038000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR LA FUNCIÓN JUDICIAL CON BASE EN LOS PRINCIPIOS DE TRANSPARENCIA, AUTONOMÍA, GRATUIDAD, IMPARCIALIDAD, INDEPENDENCIA, RESPONSABILIDAD Y CELERIDAD, PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**697.799.000**	**0**	**0**	**0**	**0**	**0**	**697.799.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	185.937.327	0	0	0	0	0	185.937.327
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	148.480.046	0	0	0	0	0	148.480.046
401	01	03	00	Suplencias a empleados	1.927.236	0	0	0	0	0	1.927.236
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	17.547.459	0	0	0	0	0	17.547.459
401	01	13	00	Suplencias a obreros	592.760	0	0	0	0	0	592.760
401	01	18	00	Remuneraciones al personal contratado	8.108.977	0	0	0	0	0	8.108.977
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	9.274.384	0	0	0	0	0	9.274.384
401	01	99	00	Otras retribuciones	6.465	0	0	0	0	0	6.465
401	03	00	00	Primas	44.479.367	0	0	0	0	0	44.479.367
401	03	02	00	Primas de transporte a empleados	480.540	0	0	0	0	0	480.540
401	03	08	00	Primas de profesionalización a empleados	12.866.187	0	0	0	0	0	12.866.187
401	03	09	00	Primas por antigüedad a empleados	28.699.332	0	0	0	0	0	28.699.332
401	03	21	00	Primas por antigüedad a obreros	2.043.731	0	0	0	0	0	2.043.731
401	03	22	00	Primas de profesionalización a obreros	329.577	0	0	0	0	0	329.577
401	03	40	00	Primas de profesionalización al personal contratado	60.000	0	0	0	0	0	60.000
401	04	00	00	Complementos de sueldos y salarios	111.269.817	0	0	0	0	0	111.269.817
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.166.116	0	0	0	0	0	2.166.116
401	04	03	00	Complemento a empleados por gastos de alimentación	627.435	0	0	0	0	0	627.435
401	04	06	00	Complemento a empleados por comisión de servicios	553.309	0	0	0	0	0	553.309
401	04	08	00	Bono compensatorio de alimentación a empleados	10.676.784	0	0	0	0	0	10.676.784
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	728.326	0	0	0	0	0	728.326
401	04	16	00	Complemento a obreros por gastos de alimentación	291.952	0	0	0	0	0	291.952
401	04	18	00	Bono compensatorio de alimentación a obreros	2.244.432	0	0	0	0	0	2.244.432
401	04	25	00	Complemento al personal contratado por gastos de alimentación	1.844	0	0	0	0	0	1.844
401	04	26	00	Bono compensatorio de alimentación al personal contratado	178.296	0	0	0	0	0	178.296
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	4.800.000	0	0	0	0	0	4.800.000
401	04	96	00	Otros complementos a empleados	79.855.004	0	0	0	0	0	79.855.004

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 114922 210038000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR LA FUNCIÓN JUDICIAL CON BASE EN LOS PRINCIPIOS DE TRANSPARENCIA, AUTONOMÍA, GRATUIDAD, IMPARCIALIDAD, INDEPENDENCIA, RESPONSABILIDAD Y CELERIDAD, PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	97	00	Otros complementos a obreros	7.892.468	0	0	0	0	0	7.892.468
401	04	99	00	Otros complementos al personal militar	1.253.851	0	0	0	0	0	1.253.851
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	205.046.886	0	0	0	0	0	205.046.886
401	05	01	00	Aguinaldos a empleados	112.933.235	0	0	0	0	0	112.933.235
401	05	03	00	Bono vacacional a empleados	64.934.960	0	0	0	0	0	64.934.960
401	05	04	00	Aguinaldos a obreros	11.520.087	0	0	0	0	0	11.520.087
401	05	06	00	Bono vacacional a obreros	6.692.966	0	0	0	0	0	6.692.966
401	05	07	00	Aguinaldos al personal contratado	2.927.130	0	0	0	0	0	2.927.130
401	05	08	00	Bono vacacional al personal contratado	1.594.532	0	0	0	0	0	1.594.532
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	2.898.245	0	0	0	0	0	2.898.245
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	1.545.731	0	0	0	0	0	1.545.731
401	06	00	00	Aportes patronales y legales	33.133.993	0	0	0	0	0	33.133.993
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	16.543.601	0	0	0	0	0	16.543.601
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.814.624	0	0	0	0	0	3.814.624
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	6.863.932	0	0	0	0	0	6.863.932
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.416.226	0	0	0	0	0	1.416.226
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	291.044	0	0	0	0	0	291.044
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	3.796.958	0	0	0	0	0	3.796.958
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	38.711	0	0	0	0	0	38.711
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	18.231	0	0	0	0	0	18.231
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	55.388	0	0	0	0	0	55.388
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	274.367	0	0	0	0	0	274.367
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	12.308	0	0	0	0	0	12.308
401	06	95	00	Otros aportes legales por personal contratado	8.603	0	0	0	0	0	8.603
401	07	00	00	Asistencia socio-económica	88.797.275	0	0	0	0	0	88.797.275
401	07	01	00	Capacitación y adiestramiento a empleados	132.600	0	0	0	0	0	132.600
401	07	03	00	Ayudas por matrimonio a empleados	32.209	0	0	0	0	0	32.209

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 114922 210038000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR LA FUNCIÓN JUDICIAL CON BASE EN LOS PRINCIPIOS DE TRANSPARENCIA, AUTONOMÍA, GRATUIDAD, IMPARCIALIDAD, INDEPENDENCIA, RESPONSABILIDAD Y CELERIDAD, PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	32.209	0	0	0	0	0	32.209
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	29.738.537	0	0	0	0	0	29.738.537
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	31.959.186	0	0	0	0	0	31.959.186
401	07	10	00	Dotación de uniformes a empleados	4.900.159	0	0	0	0	0	4.900.159
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	91.800	0	0	0	0	0	91.800
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	879.600	0	0	0	0	0	879.600
401	07	19	00	Ayudas por matrimonio de obreros	25.236	0	0	0	0	0	25.236
401	07	20	00	Ayudas por nacimiento de hijos de obreros	25.236	0	0	0	0	0	25.236
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	3.418.544	0	0	0	0	0	3.418.544
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	10.529.419	0	0	0	0	0	10.529.419
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	346.800	0	0	0	0	0	346.800
401	07	26	00	Dotación de uniformes a obreros	771.310	0	0	0	0	0	771.310
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	91.800	0	0	0	0	0	91.800
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	258.000	0	0	0	0	0	258.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	5.564.630	0	0	0	0	0	5.564.630
401	08	00	00	Prestaciones sociales e indemnizaciones	29.084.335	0	0	0	0	0	29.084.335
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	26.245.903	0	0	0	0	0	26.245.903
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.454.216	0	0	0	0	0	1.454.216
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	220.843	0	0	0	0	0	220.843
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	1.163.373	0	0	0	0	0	1.163.373
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	50.000	0	0	0	0	0	50.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	50.000	0	0	0	0	0	50.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**31.564.486**	**0**	**0**	**0**	**0**	**0**	**31.564.486**
402	01	00	00	Productos alimenticios y agropecuarios	11.708.116	0	0	0	0	0	11.708.116
402	01	01	00	Alimentos y bebidas para personas	11.708.116	0	0	0	0	0	11.708.116
402	03	00	00	Textiles y vestuarios	1.207.200	0	0	0	0	0	1.207.200
402	03	01	00	Textiles	149.980	0	0	0	0	0	149.980
402	03	02	00	Prendas de vestir	1.055.700	0	0	0	0	0	1.055.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 114922 210038000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR LA FUNCIÓN JUDICIAL CON BASE EN LOS PRINCIPIOS DE TRANSPARENCIA, AUTONOMÍA, GRATUIDAD, IMPARCIALIDAD, INDEPENDENCIA, RESPONSABILIDAD Y CELERIDAD, PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	99	00	Otros productos textiles y vestuarios	1.520	0	0	0	0	0	1.520
402	05	00	00	Productos de papel, cartón e impresos	4.124.598	0	0	0	0	0	4.124.598
402	05	01	00	Pulpa de madera, papel y cartón	1.468.918	0	0	0	0	0	1.468.918
402	05	02	00	Envases y cajas de papel y cartón	131.625	0	0	0	0	0	131.625
402	05	03	00	Productos de papel y cartón para oficina	1.676.617	0	0	0	0	0	1.676.617
402	05	04	00	Libros, revistas y periódicos	57.250	0	0	0	0	0	57.250
402	05	06	00	Productos de papel y cartón para computación	67.600	0	0	0	0	0	67.600
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	722.588	0	0	0	0	0	722.588
402	06	00	00	Productos químicos y derivados	3.213.305	0	0	0	0	0	3.213.305
402	06	02	00	Abonos, plaguicidas y otros	500.000	0	0	0	0	0	500.000
402	06	03	00	Tintas, pinturas y colorantes	800.520	0	0	0	0	0	800.520
402	06	04	00	Productos farmacéuticos y medicamentos	601.200	0	0	0	0	0	601.200
402	06	05	00	Productos de tocador	20.000	0	0	0	0	0	20.000
402	06	06	00	Combustibles y lubricantes	1.850	0	0	0	0	0	1.850
402	06	08	00	Productos plásticos	1.289.435	0	0	0	0	0	1.289.435
402	06	99	00	Otros productos de la industria química y conexos	300	0	0	0	0	0	300
402	08	00	00	Productos metálicos	1.564.681	0	0	0	0	0	1.564.681
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	823.701	0	0	0	0	0	823.701
402	08	05	00	Materiales de orden público, seguridad y defensa	177.100	0	0	0	0	0	177.100
402	08	08	00	Material de educación	45.880	0	0	0	0	0	45.880
402	08	10	00	Repuestos y accesorios para otros equipos	518.000	0	0	0	0	0	518.000
402	10	00	00	Productos varios y útiles diversos	9.746.586	0	0	0	0	0	9.746.586
402	10	01	00	Artículos de deporte, recreación y juguetes	77.400	0	0	0	0	0	77.400
402	10	02	00	Materiales y útiles de limpieza y aseo	800.320	0	0	0	0	0	800.320
402	10	03	00	Utensilios de cocina y comedor	800.000	0	0	0	0	0	800.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	500.900	0	0	0	0	0	500.900
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.256.250	0	0	0	0	0	1.256.250
402	10	06	00	Condecoraciones, ofrendas y similares	1.818.640	0	0	0	0	0	1.818.640
402	10	07	00	Productos de seguridad en el trabajo	307.000	0	0	0	0	0	307.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 114922 210038000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR LA FUNCIÓN JUDICIAL CON BASE EN LOS PRINCIPIOS DE TRANSPARENCIA, AUTONOMÍA, GRATUIDAD, IMPARCIALIDAD, INDEPENDENCIA, RESPONSABILIDAD Y CELERIDAD, PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	2.590.000	0	0	0	0	0	2.590.000
402	10	10	00	Útiles religiosos	12.636	0	0	0	0	0	12.636
402	10	11	00	Materiales eléctricos	700.000	0	0	0	0	0	700.000
402	10	12	00	Materiales para instalaciones sanitarias	500.000	0	0	0	0	0	500.000
402	10	99	00	Otros productos y útiles diversos	383.440	0	0	0	0	0	383.440
403	**00**	**00**	**00**	**Servicios no personales**	**31.747.983**	**0**	**0**	**0**	**0**	**0**	**31.747.983**
403	04	00	00	Servicios básicos	4.836	0	0	0	0	0	4.836
403	04	05	00	Servicio de comunicaciones	4.836	0	0	0	0	0	4.836
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.500.337	0	0	0	0	0	9.500.337
403	07	01	00	Publicidad y propaganda	679.300	0	0	0	0	0	679.300
403	07	02	00	Imprenta y reproducción	3.399.237	0	0	0	0	0	3.399.237
403	07	03	00	Relaciones sociales	2.945.800	0	0	0	0	0	2.945.800
403	07	04	00	Avisos	2.476.000	0	0	0	0	0	2.476.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	28.544	0	0	0	0	0	28.544
403	08	01	00	Primas y gastos de seguros	16.544	0	0	0	0	0	16.544
403	08	02	00	Comisiones y gastos bancarios	12.000	0	0	0	0	0	12.000
403	09	00	00	Viáticos y pasajes	5.114.400	0	0	0	0	0	5.114.400
403	09	01	00	Viáticos y pasajes dentro del país	3.917.280	0	0	0	0	0	3.917.280
403	09	02	00	Viáticos y pasajes fuera del país	1.197.120	0	0	0	0	0	1.197.120
403	10	00	00	Servicios profesionales y técnicos	8.127.053	0	0	0	0	0	8.127.053
403	10	04	00	Servicios de ingeniería y arquitectónicos	50.000	0	0	0	0	0	50.000
403	10	07	00	Servicios de capacitación y adiestramiento	1.040.000	0	0	0	0	0	1.040.000
403	10	11	00	Servicios para la elaboración y suministro de comida	6.088.160	0	0	0	0	0	6.088.160
403	10	99	00	Otros servicios profesionales y técnicos	948.893	0	0	0	0	0	948.893
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	900	0	0	0	0	0	900
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	900	0	0	0	0	0	900
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.278.325	0	0	0	0	0	2.278.325
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.278.325	0	0	0	0	0	2.278.325
403	18	00	00	Impuestos indirectos	6.617.686	0	0	0	0	0	6.617.686

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 114922 210038000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR LA FUNCIÓN JUDICIAL CON BASE EN LOS PRINCIPIOS DE TRANSPARENCIA, AUTONOMÍA, GRATUIDAD, IMPARCIALIDAD, INDEPENDENCIA, RESPONSABILIDAD Y CELERIDAD, PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	6.617.686	0	0	0	0	0	6.617.686
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	25.902	0	0	0	0	0	25.902
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	25.902	0	0	0	0	0	25.902
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
404	**00**	**00**	**00**	**Activos reales**	**2.654.946**	**0**	**0**	**0**	**0**	**0**	**2.654.946**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	9.100	0	0	0	0	0	9.100
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	9.100	0	0	0	0	0	9.100
404	04	00	00	Equipos de transporte, tracción y elevación	5.480	0	0	0	0	0	5.480
404	04	99	00	Otros equipos de transporte, tracción y elevación	5.480	0	0	0	0	0	5.480
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.712.936	0	0	0	0	0	1.712.936
404	05	01	00	Equipos de telecomunicaciones	1.670.936	0	0	0	0	0	1.670.936
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	42.000	0	0	0	0	0	42.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	56.630	0	0	0	0	0	56.630
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	6.630	0	0	0	0	0	6.630
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	351.925	0	0	0	0	0	351.925
404	07	01	00	Equipos científicos y de laboratorio	14.000	0	0	0	0	0	14.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	35.165	0	0	0	0	0	35.165
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	290.000	0	0	0	0	0	290.000
404	07	06	00	Instrumentos musicales y equipos de audio	12.760	0	0	0	0	0	12.760
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	346.000	0	0	0	0	0	346.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	346.000	0	0	0	0	0	346.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	585	0	0	0	0	0	585
404	09	01	00	Mobiliario y equipos de oficina	585	0	0	0	0	0	585
404	99	00	00	Otros activos reales	172.290	0	0	0	0	0	172.290
404	99	01	00	Otros activos reales	172.290	0	0	0	0	0	172.290
407	**00**	**00**	**00**	**Transferencias y donaciones**	**183.528.826**	**0**	**0**	**0**	**0**	**0**	**183.528.826**
407	01	00	00	Transferencias y donaciones corrientes internas	183.528.826	0	0	0	0	0	183.528.826

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 114922 210038000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR LA FUNCIÓN JUDICIAL CON BASE EN LOS PRINCIPIOS DE TRANSPARENCIA, AUTONOMÍA, GRATUIDAD, IMPARCIALIDAD, INDEPENDENCIA, RESPONSABILIDAD Y CELERIDAD, PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	00	Transferencias corrientes internas al sector privado	183.001.456	0	0	0	0	0	183.001.456
407	01	01	01	Pensiones del personal empleado, obrero y militar	9.302.139	0	0	0	0	0	9.302.139
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	74.469.285	0	0	0	0	0	74.469.285
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	4.651.065	0	0	0	0	0	4.651.065
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.485.185	0	0	0	0	0	1.485.185
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	4.126.070	0	0	0	0	0	4.126.070
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	37.234.643	0	0	0	0	0	37.234.643
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	11.170.393	0	0	0	0	0	11.170.393
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	9.801.679	0	0	0	0	0	9.801.679
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	30.760.997	0	0	0	0	0	30.760.997
407	01	02	00	Donaciones corrientes internas al sector privado	527.370	0	0	0	0	0	527.370
407	01	02	01	Donaciones corrientes a personas	527.370	0	0	0	0	0	527.370
411	**00**	**00**	**00**	**Disminución de pasivos**	**5.699.039**	**0**	**0**	**0**	**0**	**0**	**5.699.039**
411	11	00	00	Obligaciones de ejercicios anteriores	5.699.039	0	0	0	0	0	5.699.039
411	11	04	00	Compromisos pendientes de ejercicios anteriores	5.699.039	0	0	0	0	0	5.699.039
				Totales	**952.994.280**	**0**	**0**	**0**	**0**	**0**	**952.994.280**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 114922 210038000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR LA FUNCIÓN JUDICIAL CON BASE EN LOS PRINCIPIOS DE TRANSPARENCIA, AUTONOMÍA, GRATUIDAD, IMPARCIALIDAD, INDEPENDENCIA, RESPONSABILIDAD Y CELERIDAD, PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 114922 210038000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR LA FUNCIÓN JUDICIAL CON BASE EN LOS PRINCIPIOS DE TRANSPARENCIA, AUTONOMÍA, GRATUIDAD, IMPARCIALIDAD, INDEPENDENCIA, RESPONSABILIDAD Y CELERIDAD, PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210038001 FORTALECIMIENTO DEL RECURSO HUMANO

UNIDAD DE MEDIDA: PERSONAL **META:** 1.214

RESPONSABLE/EJECUTOR: GERENCIA DE RECURSOS HUMANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**648.154.526**	**0**	**0**	**0**	**0**	0	**648.154.526**
401	01	00	00	Sueldos, salarios y otras retribuciones	185.937.327	0	0	0	0	0	185.937.327
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	148.480.046	0	0	0	0	0	148.480.046
401	01	03	00	Suplencias a empleados	1.927.236	0	0	0	0	0	1.927.236
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	17.547.459	0	0	0	0	0	17.547.459
401	01	13	00	Suplencias a obreros	592.760	0	0	0	0	0	592.760
401	01	18	00	Remuneraciones al personal contratado	8.108.977	0	0	0	0	0	8.108.977
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	9.274.384	0	0	0	0	0	9.274.384
401	01	99	00	Otras retribuciones	6.465	0	0	0	0	0	6.465
401	03	00	00	Primas	44.479.367	0	0	0	0	0	44.479.367
401	03	02	00	Primas de transporte a empleados	480.540	0	0	0	0	0	480.540
401	03	08	00	Primas de profesionalización a empleados	12.866.187	0	0	0	0	0	12.866.187
401	03	09	00	Primas por antigüedad a empleados	28.699.332	0	0	0	0	0	28.699.332
401	03	21	00	Primas por antigüedad a obreros	2.043.731	0	0	0	0	0	2.043.731
401	03	22	00	Primas de profesionalización a obreros	329.577	0	0	0	0	0	329.577
401	03	40	00	Primas de profesionalización al personal contratado	60.000	0	0	0	0	0	60.000
401	04	00	00	Complementos de sueldos y salarios	111.269.817	0	0	0	0	0	111.269.817
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.166.116	0	0	0	0	0	2.166.116
401	04	03	00	Complemento a empleados por gastos de alimentación	627.435	0	0	0	0	0	627.435
401	04	06	00	Complemento a empleados por comisión de servicios	553.309	0	0	0	0	0	553.309
401	04	08	00	Bono compensatorio de alimentación a empleados	10.676.784	0	0	0	0	0	10.676.784
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	728.326	0	0	0	0	0	728.326
401	04	16	00	Complemento a obreros por gastos de alimentación	291.952	0	0	0	0	0	291.952
401	04	18	00	Bono compensatorio de alimentación a obreros	2.244.432	0	0	0	0	0	2.244.432

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 114922 210038000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR LA FUNCIÓN JUDICIAL CON BASE EN LOS PRINCIPIOS DE TRANSPARENCIA, AUTONOMÍA, GRATUIDAD, IMPARCIALIDAD, INDEPENDENCIA, RESPONSABILIDAD Y CELERIDAD, PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210038001 FORTALECIMIENTO DEL RECURSO HUMANO

UNIDAD DE MEDIDA: PERSONAL **META:** 1.214

RESPONSABLE/EJECUTOR: GERENCIA DE RECURSOS HUMANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	25	00	Complemento al personal contratado por gastos de alimentación	1.844	0	0	0	0	0	1.844
401	04	26	00	Bono compensatorio de alimentación al personal contratado	178.296	0	0	0	0	0	178.296
401	04	43	00	Complemento a altos funcionarios y altas funcionarias del poder público y de elección popular por gastos de representación	4.800.000	0	0	0	0	0	4.800.000
401	04	96	00	Otros complementos a empleados	79.855.004	0	0	0	0	0	79.855.004
401	04	97	00	Otros complementos a obreros	7.892.468	0	0	0	0	0	7.892.468
401	04	99	00	Otros complementos al personal militar	1.253.851	0	0	0	0	0	1.253.851
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	205.046.886	0	0	0	0	0	205.046.886
401	05	01	00	Aguinaldos a empleados	112.933.235	0	0	0	0	0	112.933.235
401	05	03	00	Bono vacacional a empleados	64.934.960	0	0	0	0	0	64.934.960
401	05	04	00	Aguinaldos a obreros	11.520.087	0	0	0	0	0	11.520.087
401	05	06	00	Bono vacacional a obreros	6.692.966	0	0	0	0	0	6.692.966
401	05	07	00	Aguinaldos al personal contratado	2.927.130	0	0	0	0	0	2.927.130
401	05	08	00	Bono vacacional al personal contratado	1.594.532	0	0	0	0	0	1.594.532
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	2.898.245	0	0	0	0	0	2.898.245
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	1.545.731	0	0	0	0	0	1.545.731
401	06	00	00	Aportes patronales y legales	33.133.993	0	0	0	0	0	33.133.993
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	16.543.601	0	0	0	0	0	16.543.601
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.814.624	0	0	0	0	0	3.814.624
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	6.863.932	0	0	0	0	0	6.863.932
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.416.226	0	0	0	0	0	1.416.226
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	291.044	0	0	0	0	0	291.044
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	3.796.958	0	0	0	0	0	3.796.958
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	38.711	0	0	0	0	0	38.711

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 114922 210038000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR LA FUNCIÓN JUDICIAL CON BASE EN LOS PRINCIPIOS DE TRANSPARENCIA, AUTONOMÍA, GRATUIDAD, IMPARCIALIDAD, INDEPENDENCIA, RESPONSABILIDAD Y CELERIDAD, PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210038001 FORTALECIMIENTO DEL RECURSO HUMANO

UNIDAD DE MEDIDA: *PERSONAL* **META:** 1.214

RESPONSABLE/EJECUTOR: GERENCIA DE RECURSOS HUMANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	18.231	0	0	0	0	0	18.231
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	55.388	0	0	0	0	0	55.388
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	274.367	0	0	0	0	0	274.367
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	12.308	0	0	0	0	0	12.308
401	06	95	00	Otros aportes legales por personal contratado	8.603	0	0	0	0	0	8.603
401	07	00	00	Asistencia socio-económica	39.152.801	0	0	0	0	0	39.152.801
401	07	01	00	Capacitación y adiestramiento a empleados	132.600	0	0	0	0	0	132.600
401	07	03	00	Ayudas por matrimonio a empleados	32.209	0	0	0	0	0	32.209
401	07	04	00	Ayudas por nacimiento de hijos a empleados	32.209	0	0	0	0	0	32.209
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	29.738.537	0	0	0	0	0	29.738.537
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	91.800	0	0	0	0	0	91.800
401	07	19	00	Ayudas por matrimonio de obreros	25.236	0	0	0	0	0	25.236
401	07	20	00	Ayudas por nacimiento de hijos de obreros	25.236	0	0	0	0	0	25.236
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	3.418.544	0	0	0	0	0	3.418.544
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	91.800	0	0	0	0	0	91.800
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	5.564.630	0	0	0	0	0	5.564.630
401	08	00	00	Prestaciones sociales e indemnizaciones	29.084.335	0	0	0	0	0	29.084.335
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	26.245.903	0	0	0	0	0	26.245.903
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.454.216	0	0	0	0	0	1.454.216
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	220.843	0	0	0	0	0	220.843
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	1.163.373	0	0	0	0	0	1.163.373
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	50.000	0	0	0	0	0	50.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	50.000	0	0	0	0	0	50.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 114922 210038000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR LA FUNCIÓN JUDICIAL CON BASE EN LOS PRINCIPIOS DE TRANSPARENCIA, AUTONOMÍA, GRATUIDAD, IMPARCIALIDAD, INDEPENDENCIA, RESPONSABILIDAD Y CELERIDAD, PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210038001 FORTALECIMIENTO DEL RECURSO HUMANO

UNIDAD DE MEDIDA: PERSONAL **META:** 1.214

RESPONSABLE/EJECUTOR: GERENCIA DE RECURSOS HUMANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**6.685.584**	**0**	**0**	**0**	**0**	0	**6.685.584**
403	09	00	00	Viáticos y pasajes	5.093.184	0	0	0	0	0	5.093.184
403	09	01	00	Viáticos y pasajes dentro del país	3.896.064	0	0	0	0	0	3.896.064
403	09	02	00	Viáticos y pasajes fuera del país	1.197.120	0	0	0	0	0	1.197.120
403	10	00	00	Servicios profesionales y técnicos	1.367.990	0	0	0	0	0	1.367.990
403	10	07	00	Servicios de capacitación y adiestramiento	1.040.000	0	0	0	0	0	1.040.000
403	10	99	00	Otros servicios profesionales y técnicos	327.990	0	0	0	0	0	327.990
403	18	00	00	Impuestos indirectos	224.410	0	0	0	0	0	224.410
403	18	01	00	Impuesto al valor agregado	224.410	0	0	0	0	0	224.410
407	**00**	**00**	**00**	**Transferencias y donaciones**	**171.714.592**	**0**	**0**	**0**	**0**	0	**171.714.592**
407	01	00	00	Transferencias y donaciones corrientes internas	171.714.592	0	0	0	0	0	171.714.592
407	01	01	00	Transferencias corrientes internas al sector privado	171.714.592	0	0	0	0	0	171.714.592
407	01	01	01	Pensiones del personal empleado, obrero y militar	9.302.139	0	0	0	0	0	9.302.139
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	74.469.285	0	0	0	0	0	74.469.285
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	4.651.065	0	0	0	0	0	4.651.065
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	4.126.070	0	0	0	0	0	4.126.070
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	37.234.643	0	0	0	0	0	37.234.643
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	11.170.393	0	0	0	0	0	11.170.393
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	30.760.997	0	0	0	0	0	30.760.997
411	**00**	**00**	**00**	**Disminución de pasivos**	**600.000**	**0**	**0**	**0**	**0**	0	**600.000**
411	11	00	00	Obligaciones de ejercicios anteriores	600.000	0	0	0	0	0	600.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	600.000	0	0	0	0	0	600.000
				Totales	**827.154.702**	**0**	**0**	**0**	**0**	0	**827.154.702**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 114922 210038000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR LA FUNCIÓN JUDICIAL CON BASE EN LOS PRINCIPIOS DE TRANSPARENCIA, AUTONOMÍA, GRATUIDAD, IMPARCIALIDAD, INDEPENDENCIA, RESPONSABILIDAD Y CELERIDAD, PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210038002 BIENESTAR DEL TALENTO HUMANO

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 1.214

RESPONSABLE/EJECUTOR: GERENCIA DE BIENESTAR SOCIAL Y TSJ-FAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**49.644.474**	**0**	**0**	**0**	**0**	0	**49.644.474**
401	07	00	00	Asistencia socio-económica	49.644.474	0	0	0	0	0	49.644.474
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	31.959.186	0	0	0	0	0	31.959.186
401	07	10	00	Dotación de uniformes a empleados	4.900.159	0	0	0	0	0	4.900.159
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	879.600	0	0	0	0	0	879.600
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	10.529.419	0	0	0	0	0	10.529.419
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	346.800	0	0	0	0	0	346.800
401	07	26	00	Dotación de uniformes a obreros	771.310	0	0	0	0	0	771.310
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	258.000	0	0	0	0	0	258.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.996.681**	**0**	**0**	**0**	**0**	0	**10.996.681**
402	01	00	00	Productos alimenticios y agropecuarios	10.465.966	0	0	0	0	0	10.465.966
402	01	01	00	Alimentos y bebidas para personas	10.465.966	0	0	0	0	0	10.465.966
402	03	00	00	Textiles y vestuarios	60.480	0	0	0	0	0	60.480
402	03	02	00	Prendas de vestir	60.480	0	0	0	0	0	60.480
402	06	00	00	Productos químicos y derivados	470.235	0	0	0	0	0	470.235
402	06	08	00	Productos plásticos	470.235	0	0	0	0	0	470.235
403	**00**	**00**	**00**	**Servicios no personales**	**10.209.960**	**0**	**0**	**0**	**0**	0	**10.209.960**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	16.544	0	0	0	0	0	16.544
403	08	01	00	Primas y gastos de seguros	16.544	0	0	0	0	0	16.544
403	10	00	00	Servicios profesionales y técnicos	6.219.013	0	0	0	0	0	6.219.013
403	10	11	00	Servicios para la elaboración y suministro de comida	6.086.360	0	0	0	0	0	6.086.360
403	10	99	00	Otros servicios profesionales y técnicos	132.653	0	0	0	0	0	132.653
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	900	0	0	0	0	0	900
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	900	0	0	0	0	0	900

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 114922 210038000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR LA FUNCIÓN JUDICIAL CON BASE EN LOS PRINCIPIOS DE TRANSPARENCIA, AUTONOMÍA, GRATUIDAD, IMPARCIALIDAD, INDEPENDENCIA, RESPONSABILIDAD Y CELERIDAD, PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210038002 BIENESTAR DEL TALENTO HUMANO

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 1.214

RESPONSABLE/EJECUTOR: GERENCIA DE BIENESTAR SOCIAL Y TSJ-FAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.577.275	0	0	0	0	0	1.577.275
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.577.275	0	0	0	0	0	1.577.275
403	18	00	00	Impuestos indirectos	2.370.326	0	0	0	0	0	2.370.326
403	18	01	00	Impuesto al valor agregado	2.370.326	0	0	0	0	0	2.370.326
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	25.902	0	0	0	0	0	25.902
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	25.902	0	0	0	0	0	25.902
404	**00**	**00**	**00**	**Activos reales**	**98.861**	**0**	**0**	**0**	**0**	0	**98.861**
404	05	00	00	Equipos de comunicaciones y de señalamiento	936	0	0	0	0	0	936
404	05	01	00	Equipos de telecomunicaciones	936	0	0	0	0	0	936
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	47.925	0	0	0	0	0	47.925
404	07	02	00	Equipos de enseñanza, deporte y recreación	35.165	0	0	0	0	0	35.165
404	07	06	00	Instrumentos musicales y equipos de audio	12.760	0	0	0	0	0	12.760
407	**00**	**00**	**00**	**Transferencias y donaciones**	**11.814.234**	**0**	**0**	**0**	**0**	0	**11.814.234**
407	01	00	00	Transferencias y donaciones corrientes internas	11.814.234	0	0	0	0	0	11.814.234
407	01	01	00	Transferencias corrientes internas al sector privado	11.286.864	0	0	0	0	0	11.286.864
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.485.185	0	0	0	0	0	1.485.185
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	9.801.679	0	0	0	0	0	9.801.679
407	01	02	00	Donaciones corrientes internas al sector privado	527.370	0	0	0	0	0	527.370
407	01	02	01	Donaciones corrientes a personas	527.370	0	0	0	0	0	527.370
411	**00**	**00**	**00**	**Disminución de pasivos**	**4.899.039**	**0**	**0**	**0**	**0**	0	**4.899.039**
411	11	00	00	Obligaciones de ejercicios anteriores	4.899.039	0	0	0	0	0	4.899.039
411	11	04	00	Compromisos pendientes de ejercicios anteriores	4.899.039	0	0	0	0	0	4.899.039

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 114922 210038000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR LA FUNCIÓN JUDICIAL CON BASE EN LOS PRINCIPIOS DE TRANSPARENCIA, AUTONOMÍA, GRATUIDAD, IMPARCIALIDAD, INDEPENDENCIA, RESPONSABILIDAD Y CELERIDAD, PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210038002 BIENESTAR DEL TALENTO HUMANO

UNIDAD DE MEDIDA: TRABAJADOR(A) **META:** 1.214

RESPONSABLE/EJECUTOR: GERENCIA DE BIENESTAR SOCIAL Y TSJ-FAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**87.663.249**	**0**	**0**	**0**	**0**	0	**87.663.249**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 114922 210038000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR LA FUNCIÓN JUDICIAL CON BASE EN LOS PRINCIPIOS DE TRANSPARENCIA, AUTONOMÍA, GRATUIDAD, IMPARCIALIDAD, INDEPENDENCIA, RESPONSABILIDAD Y CELERIDAD, PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210038003 MEJORAMIENTO DE LA FUNCIÓN JUDICIAL

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIAS DE: FINANZAS Y PLANIFICACIÓN, OFICINAS DE: INFORMACIÓN Y COMUNICACIONES, DE RELACIONES PÚBLICAS Y PROTOCOLO, ORIENTACIÓN CIUDADANA Y BIBLIOTECA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.952.754**	**0**	**0**	**0**	**0**	0	**19.952.754**
402	01	00	00	Productos alimenticios y agropecuarios	1.242.150	0	0	0	0	0	1.242.150
402	01	01	00	Alimentos y bebidas para personas	1.242.150	0	0	0	0	0	1.242.150
402	03	00	00	Textiles y vestuarios	1.107.420	0	0	0	0	0	1.107.420
402	03	01	00	Textiles	149.200	0	0	0	0	0	149.200
402	03	02	00	Prendas de vestir	958.220	0	0	0	0	0	958.220
402	05	00	00	Productos de papel, cartón e impresos	4.124.598	0	0	0	0	0	4.124.598
402	05	01	00	Pulpa de madera, papel y cartón	1.468.918	0	0	0	0	0	1.468.918
402	05	02	00	Envases y cajas de papel y cartón	131.625	0	0	0	0	0	131.625
402	05	03	00	Productos de papel y cartón para oficina	1.676.617	0	0	0	0	0	1.676.617
402	05	04	00	Libros, revistas y periódicos	57.250	0	0	0	0	0	57.250
402	05	06	00	Productos de papel y cartón para computación	67.600	0	0	0	0	0	67.600
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	722.588	0	0	0	0	0	722.588
402	06	00	00	Productos químicos y derivados	2.737.720	0	0	0	0	0	2.737.720
402	06	02	00	Abonos, plaguicidas y otros	500.000	0	0	0	0	0	500.000
402	06	03	00	Tintas, pinturas y colorantes	800.520	0	0	0	0	0	800.520
402	06	04	00	Productos farmacéuticos y medicamentos	601.200	0	0	0	0	0	601.200
402	06	05	00	Productos de tocador	20.000	0	0	0	0	0	20.000
402	06	08	00	Productos plásticos	816.000	0	0	0	0	0	816.000
402	08	00	00	Productos metálicos	1.347.880	0	0	0	0	0	1.347.880
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	802.000	0	0	0	0	0	802.000
402	08	08	00	Material de educación	45.880	0	0	0	0	0	45.880
402	08	10	00	Repuestos y accesorios para otros equipos	500.000	0	0	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 114922 210038000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR LA FUNCIÓN JUDICIAL CON BASE EN LOS PRINCIPIOS DE TRANSPARENCIA, AUTONOMÍA, GRATUIDAD, IMPARCIALIDAD, INDEPENDENCIA, RESPONSABILIDAD Y CELERIDAD, PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210038003 MEJORAMIENTO DE LA FUNCIÓN JUDICIAL

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIAS DE: FINANZAS Y PLANIFICACIÓN, OFICINAS DE: INFORMACIÓN Y COMUNICACIONES, DE RELACIONES PÚBLICAS Y PROTOCOLO, ORIENTACIÓN CIUDADANA Y BIBLIOTECA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	9.392.986	0	0	0	0	0	9.392.986
402	10	01	00	Artículos de deporte, recreación y juguetes	77.400	0	0	0	0	0	77.400
402	10	02	00	Materiales y útiles de limpieza y aseo	800.320	0	0	0	0	0	800.320
402	10	03	00	Utensilios de cocina y comedor	800.000	0	0	0	0	0	800.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	500.000	0	0	0	0	0	500.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.256.250	0	0	0	0	0	1.256.250
402	10	06	00	Condecoraciones, ofrendas y similares	1.818.640	0	0	0	0	0	1.818.640
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	2.590.000	0	0	0	0	0	2.590.000
402	10	10	00	Útiles religiosos	12.636	0	0	0	0	0	12.636
402	10	11	00	Materiales eléctricos	700.000	0	0	0	0	0	700.000
402	10	12	00	Materiales para instalaciones sanitarias	500.000	0	0	0	0	0	500.000
402	10	99	00	Otros productos y útiles diversos	287.740	0	0	0	0	0	287.740
403	**00**	**00**	**00**	**Servicios no personales**	**14.560.863**	**0**	**0**	**0**	**0**	0	**14.560.863**
403	04	00	00	Servicios básicos	4.836	0	0	0	0	0	4.836
403	04	05	00	Servicio de comunicaciones	4.836	0	0	0	0	0	4.836
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.500.337	0	0	0	0	0	9.500.337
403	07	01	00	Publicidad y propaganda	679.300	0	0	0	0	0	679.300
403	07	02	00	Imprenta y reproducción	3.399.237	0	0	0	0	0	3.399.237
403	07	03	00	Relaciones sociales	2.945.800	0	0	0	0	0	2.945.800
403	07	04	00	Avisos	2.476.000	0	0	0	0	0	2.476.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	12.000	0	0	0	0	0	12.000
403	08	02	00	Comisiones y gastos bancarios	12.000	0	0	0	0	0	12.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 114922 210038000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR LA FUNCIÓN JUDICIAL CON BASE EN LOS PRINCIPIOS DE TRANSPARENCIA, AUTONOMÍA, GRATUIDAD, IMPARCIALIDAD, INDEPENDENCIA, RESPONSABILIDAD Y CELERIDAD, PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210038003 MEJORAMIENTO DE LA FUNCIÓN JUDICIAL

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIAS DE: FINANZAS Y PLANIFICACIÓN, OFICINAS DE: INFORMACIÓN Y COMUNICACIONES, DE RELACIONES PÚBLICAS Y PROTOCOLO, ORIENTACIÓN CIUDADANA Y BIBLIOTECA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	21.216	0	0	0	0	0	21.216
403	09	01	00	Viáticos y pasajes dentro del país	21.216	0	0	0	0	0	21.216
403	10	00	00	Servicios profesionales y técnicos	490.050	0	0	0	0	0	490.050
403	10	04	00	Servicios de ingeniería y arquitectónicos	50.000	0	0	0	0	0	50.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.800	0	0	0	0	0	1.800
403	10	99	00	Otros servicios profesionales y técnicos	438.250	0	0	0	0	0	438.250
403	16	00	00	Servicios de diversión, esparcimiento y culturales	701.050	0	0	0	0	0	701.050
403	16	01	00	Servicios de diversión, esparcimiento y culturales	701.050	0	0	0	0	0	701.050
403	18	00	00	Impuestos indirectos	3.781.374	0	0	0	0	0	3.781.374
403	18	01	00	Impuesto al valor agregado	3.781.374	0	0	0	0	0	3.781.374
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
404	**00**	**00**	**00**	**Activos reales**	**1.208.000**	**0**	**0**	**0**	**0**	0	**1.208.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	750.000	0	0	0	0	0	750.000
404	05	01	00	Equipos de telecomunicaciones	750.000	0	0	0	0	0	750.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	290.000	0	0	0	0	0	290.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	290.000	0	0	0	0	0	290.000
404	99	00	00	Otros activos reales	168.000	0	0	0	0	0	168.000
404	99	01	00	Otros activos reales	168.000	0	0	0	0	0	168.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**
411	11	00	00	Obligaciones de ejercicios anteriores	200.000	0	0	0	0	0	200.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	200.000	0	0	0	0	0	200.000
				Totales	**35.921.617**	**0**	**0**	**0**	**0**	0	**35.921.617**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 114922 210038000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR LA FUNCIÓN JUDICIAL CON BASE EN LOS PRINCIPIOS DE TRANSPARENCIA, AUTONOMÍA, GRATUIDAD, IMPARCIALIDAD, INDEPENDENCIA, RESPONSABILIDAD Y CELERIDAD, PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210038004 MEJORAMIENTO DE LAS CONDICIONES Y MEDIO AMBIENTE DEL TRABAJO

UNIDAD DE MEDIDA: ESPACIO **META:** 4

RESPONSABLE/EJECUTOR: GERENCIA DE SEGURIDAD Y PROTECCIÓN INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**615.051**	**0**	**0**	**0**	**0**	0	**615.051**
402	03	00	00	Textiles y vestuarios	39.300	0	0	0	0	0	39.300
402	03	01	00	Textiles	780	0	0	0	0	0	780
402	03	02	00	Prendas de vestir	37.000	0	0	0	0	0	37.000
402	03	99	00	Otros productos textiles y vestuarios	1.520	0	0	0	0	0	1.520
402	06	00	00	Productos químicos y derivados	5.350	0	0	0	0	0	5.350
402	06	06	00	Combustibles y lubricantes	1.850	0	0	0	0	0	1.850
402	06	08	00	Productos plásticos	3.200	0	0	0	0	0	3.200
402	06	99	00	Otros productos de la industria química y conexos	300	0	0	0	0	0	300
402	08	00	00	Productos metálicos	216.801	0	0	0	0	0	216.801
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	21.701	0	0	0	0	0	21.701
402	08	05	00	Materiales de orden público, seguridad y defensa	177.100	0	0	0	0	0	177.100
402	08	10	00	Repuestos y accesorios para otros equipos	18.000	0	0	0	0	0	18.000
402	10	00	00	Productos varios y útiles diversos	353.600	0	0	0	0	0	353.600
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	900	0	0	0	0	0	900
402	10	07	00	Productos de seguridad en el trabajo	257.000	0	0	0	0	0	257.000
402	10	99	00	Otros productos y útiles diversos	95.700	0	0	0	0	0	95.700
403	**00**	**00**	**00**	**Servicios no personales**	**291.576**	**0**	**0**	**0**	**0**	0	**291.576**
403	10	00	00	Servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	10	99	00	Otros servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	241.576	0	0	0	0	0	241.576
403	18	01	00	Impuesto al valor agregado	241.576	0	0	0	0	0	241.576
404	**00**	**00**	**00**	**Activos reales**	**1.348.085**	**0**	**0**	**0**	**0**	0	**1.348.085**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	9.100	0	0	0	0	0	9.100

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 114922 210038000 FUNCIÓN JUDICIAL

OBJETIVO DEL PROYECTO: CONSOLIDAR LA FUNCIÓN JUDICIAL CON BASE EN LOS PRINCIPIOS DE TRANSPARENCIA, AUTONOMÍA, GRATUIDAD, IMPARCIALIDAD, INDEPENDENCIA, RESPONSABILIDAD Y CELERIDAD, PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA

UNIDAD DE MEDIDA: SENTENCIA **META:** 7.338

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210038004 MEJORAMIENTO DE LAS CONDICIONES Y MEDIO AMBIENTE DEL TRABAJO

UNIDAD DE MEDIDA: ESPACIO **META:** 4

RESPONSABLE/EJECUTOR: GERENCIA DE SEGURIDAD Y PROTECCIÓN INTEGRAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	9.100	0	0	0	0	0	9.100
404	04	00	00	Equipos de transporte, tracción y elevación	5.480	0	0	0	0	0	5.480
404	04	99	00	Otros equipos de transporte, tracción y elevación	5.480	0	0	0	0	0	5.480
404	05	00	00	Equipos de comunicaciones y de señalamiento	962.000	0	0	0	0	0	962.000
404	05	01	00	Equipos de telecomunicaciones	920.000	0	0	0	0	0	920.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	42.000	0	0	0	0	0	42.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	6.630	0	0	0	0	0	6.630
404	06	99	00	Otros equipos médico - quirúrgicos, dentales y de veterinaria	6.630	0	0	0	0	0	6.630
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	14.000	0	0	0	0	0	14.000
404	07	01	00	Equipos científicos y de laboratorio	14.000	0	0	0	0	0	14.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	346.000	0	0	0	0	0	346.000
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	346.000	0	0	0	0	0	346.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	585	0	0	0	0	0	585
404	09	01	00	Mobiliario y equipos de oficina	585	0	0	0	0	0	585
404	99	00	00	Otros activos reales	4.290	0	0	0	0	0	4.290
404	99	01	00	Otros activos reales	4.290	0	0	0	0	0	4.290
				Totales	**2.254.712**	**0**	**0**	**0**	**0**	0	**2.254.712**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 114911 210039000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA, MANTENIMIENTO DE LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS, EQUIPAMIENTO PATRIMONIO DEL MÁXIMO TRIBUNAL, QUE PERMITAN COMPLETAR Y CONFORMAR UN CONJUNTO INTEGRAL DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD

META: 908

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.358.500**	**0**	**0**	**0**	**0**	**0**	**9.358.500**
402	02	00	00	Productos de minas, canteras y yacimientos	13.000	0	0	0	0	0	13.000
402	02	05	00	Piedra, arcilla, arena y tierra	13.000	0	0	0	0	0	13.000
402	03	00	00	Textiles y vestuarios	26.000	0	0	0	0	0	26.000
402	03	01	00	Textiles	26.000	0	0	0	0	0	26.000
402	04	00	00	Productos de cuero y caucho	1.855.000	0	0	0	0	0	1.855.000
402	04	03	00	Cauchos y tripas para vehículos	1.855.000	0	0	0	0	0	1.855.000
402	05	00	00	Productos de papel, cartón e impresos	50.000	0	0	0	0	0	50.000
402	05	05	00	Material de enseñanza	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	994.500	0	0	0	0	0	994.500
402	06	01	00	Sustancias químicas y de uso industrial	78.000	0	0	0	0	0	78.000
402	06	02	00	Abonos, plaguicidas y otros	6.500	0	0	0	0	0	6.500
402	06	03	00	Tintas, pinturas y colorantes	71.500	0	0	0	0	0	71.500
402	06	06	00	Combustibles y lubricantes	793.000	0	0	0	0	0	793.000
402	06	07	00	Productos diversos derivados del petróleo y del carbón	45.500	0	0	0	0	0	45.500
402	07	00	00	Productos minerales no metálicos	13.000	0	0	0	0	0	13.000
402	07	03	00	Productos de arcilla para construcción	6.500	0	0	0	0	0	6.500
402	07	04	00	Cemento, cal y yeso	6.500	0	0	0	0	0	6.500
402	08	00	00	Productos metálicos	2.831.000	0	0	0	0	0	2.831.000
402	08	02	00	Productos de metales no ferrosos	78.000	0	0	0	0	0	78.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	458.500	0	0	0	0	0	458.500
402	08	04	00	Productos metálicos estructurales	6.500	0	0	0	0	0	6.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.281.500	0	0	0	0	0	2.281.500
402	08	10	00	Repuestos y accesorios para otros equipos	6.500	0	0	0	0	0	6.500
402	09	00	00	Productos de madera	325.000	0	0	0	0	0	325.000
402	09	01	00	Productos primarios de madera	325.000	0	0	0	0	0	325.000
402	10	00	00	Productos varios y útiles diversos	3.244.500	0	0	0	0	0	3.244.500
402	10	01	00	Artículos de deporte, recreación y juguetes	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 114911 210039000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA, MANTENIMIENTO DE LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS, EQUIPAMIENTO PATRIMONIO DEL MÁXIMO TRIBUNAL, QUE PERMITAN COMPLETAR Y CONFORMAR UN CONJUNTO INTEGRAL DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD

META: 908

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	383.500	0	0	0	0	0	383.500
402	10	03	00	Utensilios de cocina y comedor	550.000	0	0	0	0	0	550.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	106.500	0	0	0	0	0	106.500
402	10	08	00	Materiales para equipos de computación	700.000	0	0	0	0	0	700.000
402	10	11	00	Materiales eléctricos	1.313.000	0	0	0	0	0	1.313.000
402	10	12	00	Materiales para instalaciones sanitarias	6.500	0	0	0	0	0	6.500
402	10	99	00	Otros productos y útiles diversos	85.000	0	0	0	0	0	85.000
402	99	00	00	Otros materiales y suministros	6.500	0	0	0	0	0	6.500
402	99	01	00	Otros materiales y suministros	6.500	0	0	0	0	0	6.500
403	**00**	**00**	**00**	**Servicios no personales**	**37.030.744**	**0**	**0**	**0**	**0**	**0**	**37.030.744**
403	01	00	00	Alquileres de inmuebles	42.000	0	0	0	0	0	42.000
403	01	01	00	Alquileres de edificios y locales	42.000	0	0	0	0	0	42.000
403	02	00	00	Alquileres de maquinaria y equipos	299.000	0	0	0	0	0	299.000
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	117.000	0	0	0	0	0	117.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	168.000	0	0	0	0	0	168.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	14.000	0	0	0	0	0	14.000
403	04	00	00	Servicios básicos	7.670.126	0	0	0	0	0	7.670.126
403	04	01	00	Electricidad	608.400	0	0	0	0	0	608.400
403	04	02	00	Gas	702	0	0	0	0	0	702
403	04	03	00	Agua	78.000	0	0	0	0	0	78.000
403	04	04	00	Teléfonos	4.132.184	0	0	0	0	0	4.132.184
403	04	05	00	Servicio de comunicaciones	2.608.000	0	0	0	0	0	2.608.000
403	04	06	00	Servicio de aseo urbano y domiciliario	40.040	0	0	0	0	0	40.040
403	04	07	00	Servicio de condominio	202.800	0	0	0	0	0	202.800
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.418.000	0	0	0	0	0	2.418.000
403	08	01	00	Primas y gastos de seguros	2.418.000	0	0	0	0	0	2.418.000
403	10	00	00	Servicios profesionales y técnicos	12.214.141	0	0	0	0	0	12.214.141
403	10	03	00	Servicios de procesamiento de datos	9.221.366	0	0	0	0	0	9.221.366

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 114911 210039000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA, MANTENIMIENTO DE LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS, EQUIPAMIENTO PATRIMONIO DEL MÁXIMO TRIBUNAL, QUE PERMITAN COMPLETAR Y CONFORMAR UN CONJUNTO INTEGRAL DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD

META: 908

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.382.250	0	0	0	0	0	1.382.250
403	10	09	00	Servicios de lavandería y tintorería	8.450	0	0	0	0	0	8.450
403	10	99	00	Otros servicios profesionales y técnicos	1.602.075	0	0	0	0	0	1.602.075
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.598.140	0	0	0	0	0	1.598.140
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	910.000	0	0	0	0	0	910.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	32.500	0	0	0	0	0	32.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	489.640	0	0	0	0	0	489.640
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	166.000	0	0	0	0	0	166.000
403	12	00	00	Conservación y reparaciones menores de obras	2.382.050	0	0	0	0	0	2.382.050
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.382.050	0	0	0	0	0	2.382.050
403	18	00	00	Impuestos indirectos	10.407.287	0	0	0	0	0	10.407.287
403	18	01	00	Impuesto al valor agregado	10.407.287	0	0	0	0	0	10.407.287
404	**00**	**00**	**00**	**Activos reales**	**50.745.403**	**0**	**0**	**0**	**0**	**0**	**50.745.403**
404	01	00	00	Repuestos y reparaciones mayores	976.500	0	0	0	0	0	976.500
404	01	01	00	Repuestos mayores	411.000	0	0	0	0	0	411.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	208.000	0	0	0	0	0	208.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	203.000	0	0	0	0	0	203.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	565.500	0	0	0	0	0	565.500
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	565.500	0	0	0	0	0	565.500
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	15.657.063	0	0	0	0	0	15.657.063
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	14.032.063	0	0	0	0	0	14.032.063
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	1.625.000	0	0	0	0	0	1.625.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.092.891	0	0	0	0	0	3.092.891
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	67.890	0	0	0	0	0	67.890
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	325.000	0	0	0	0	0	325.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.340.000	0	0	0	0	0	2.340.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 114911 210039000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA, MANTENIMIENTO DE LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS, EQUIPAMIENTO PATRIMONIO DEL MÁXIMO TRIBUNAL, QUE PERMITAN COMPLETAR Y CONFORMAR UN CONJUNTO INTEGRAL DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD

META: 908

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	360.001	0	0	0	0	0	360.001
404	04	00	00	Equipos de transporte, tracción y elevación	839.400	0	0	0	0	0	839.400
404	04	01	00	Vehículos automotores terrestres	676.000	0	0	0	0	0	676.000
404	04	05	00	Vehículos de tracción no motorizados	23.400	0	0	0	0	0	23.400
404	04	06	00	Equipos auxiliares de transporte	140.000	0	0	0	0	0	140.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	227.000	0	0	0	0	0	227.000
404	05	01	00	Equipos de telecomunicaciones	227.000	0	0	0	0	0	227.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	210.900	0	0	0	0	0	210.900
404	07	02	00	Equipos de enseñanza, deporte y recreación	183.600	0	0	0	0	0	183.600
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	27.300	0	0	0	0	0	27.300
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	29.441.649	0	0	0	0	0	29.441.649
404	09	01	00	Mobiliario y equipos de oficina	5.051.930	0	0	0	0	0	5.051.930
404	09	02	00	Equipos de computación	22.466.719	0	0	0	0	0	22.466.719
404	09	03	00	Mobiliario y equipos de alojamiento	1.897.000	0	0	0	0	0	1.897.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	26.000	0	0	0	0	0	26.000
404	12	00	00	Activos intangibles	300.000	0	0	0	0	0	300.000
404	12	04	00	Paquetes y programas de computación	300.000	0	0	0	0	0	300.000
				Totales	**97.134.647**	**0**	**0**	**0**	**0**	**0**	**97.134.647**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 114911 210039000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA, MANTENIMIENTO DE LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS, EQUIPAMIENTO PATRIMONIO DEL MÁXIMO TRIBUNAL, QUE PERMITAN COMPLETAR Y CONFORMAR UN CONJUNTO INTEGRAL DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD

META: 908

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 114911 210039000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA, MANTENIMIENTO DE LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS, EQUIPAMIENTO PATRIMONIO DEL MÁXIMO TRIBUNAL, QUE PERMITAN COMPLETAR Y CONFORMAR UN CONJUNTO INTEGRAL DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 908

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210039001 ADECUACIÓN DE LA INFRAESTRUCTURA

UNIDAD DE MEDIDA: UNIDAD **META:** 68

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS - GERENCIA DE OPERACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.324.008**	**0**	**0**	**0**	**0**	0	**3.324.008**
403	10	00	00	Servicios profesionales y técnicos	1.382.250	0	0	0	0	0	1.382.250
403	10	04	00	Servicios de ingeniería y arquitectónicos	1.382.250	0	0	0	0	0	1.382.250
403	12	00	00	Conservación y reparaciones menores de obras	165.750	0	0	0	0	0	165.750
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	165.750	0	0	0	0	0	165.750
403	18	00	00	Impuestos indirectos	1.776.008	0	0	0	0	0	1.776.008
403	18	01	00	Impuesto al valor agregado	1.776.008	0	0	0	0	0	1.776.008
404	**00**	**00**	**00**	**Activos reales**	**13.252.063**	**0**	**0**	**0**	**0**	0	**13.252.063**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	13.252.063	0	0	0	0	0	13.252.063
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	13.252.063	0	0	0	0	0	13.252.063
				Totales	**16.576.071**	**0**	**0**	**0**	**0**	0	**16.576.071**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 114911 210039000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA, MANTENIMIENTO DE LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS, EQUIPAMIENTO PATRIMONIO DEL MÁXIMO TRIBUNAL, QUE PERMITAN COMPLETAR Y CONFORMAR UN CONJUNTO INTEGRAL DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 908

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210039002 ADECUACIÓN DEL EQUIPAMIENTO Y SUMINISTROS VARIOS

UNIDAD DE MEDIDA: UNIDAD **META:** 188

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS - GERENCIA DE OPERACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.638.500**	**0**	**0**	**0**	**0**	0	**8.638.500**
402	02	00	00	Productos de minas, canteras y yacimientos	13.000	0	0	0	0	0	13.000
402	02	05	00	Piedra, arcilla, arena y tierra	13.000	0	0	0	0	0	13.000
402	03	00	00	Textiles y vestuarios	26.000	0	0	0	0	0	26.000
402	03	01	00	Textiles	26.000	0	0	0	0	0	26.000
402	04	00	00	Productos de cuero y caucho	1.855.000	0	0	0	0	0	1.855.000
402	04	03	00	Cauchos y tripas para vehículos	1.855.000	0	0	0	0	0	1.855.000
402	05	00	00	Productos de papel, cartón e impresos	50.000	0	0	0	0	0	50.000
402	05	05	00	Material de enseñanza	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	994.500	0	0	0	0	0	994.500
402	06	01	00	Sustancias químicas y de uso industrial	78.000	0	0	0	0	0	78.000
402	06	02	00	Abonos, plaguicidas y otros	6.500	0	0	0	0	0	6.500
402	06	03	00	Tintas, pinturas y colorantes	71.500	0	0	0	0	0	71.500
402	06	06	00	Combustibles y lubricantes	793.000	0	0	0	0	0	793.000
402	06	07	00	Productos diversos derivados del petróleo y del carbón	45.500	0	0	0	0	0	45.500
402	07	00	00	Productos minerales no metálicos	13.000	0	0	0	0	0	13.000
402	07	03	00	Productos de arcilla para construcción	6.500	0	0	0	0	0	6.500
402	07	04	00	Cemento, cal y yeso	6.500	0	0	0	0	0	6.500
402	08	00	00	Productos metálicos	2.831.000	0	0	0	0	0	2.831.000
402	08	02	00	Productos de metales no ferrosos	78.000	0	0	0	0	0	78.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	458.500	0	0	0	0	0	458.500
402	08	04	00	Productos metálicos estructurales	6.500	0	0	0	0	0	6.500
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.281.500	0	0	0	0	0	2.281.500

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 114911 210039000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA, MANTENIMIENTO DE LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS, EQUIPAMIENTO PATRIMONIO DEL MÁXIMO TRIBUNAL, QUE PERMITAN COMPLETAR Y CONFORMAR UN CONJUNTO INTEGRAL DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 908

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210039002 ADECUACIÓN DEL EQUIPAMIENTO Y SUMINISTROS VARIOS

UNIDAD DE MEDIDA: UNIDAD **META:** 188

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS - GERENCIA DE OPERACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	6.500	0	0	0	0	0	6.500
402	09	00	00	Productos de madera	325.000	0	0	0	0	0	325.000
402	09	01	00	Productos primarios de madera	325.000	0	0	0	0	0	325.000
402	10	00	00	Productos varios y útiles diversos	2.524.500	0	0	0	0	0	2.524.500
402	10	01	00	Artículos de deporte, recreación y juguetes	100.000	0	0	0	0	0	100.000
402	10	02	00	Materiales y útiles de limpieza y aseo	383.500	0	0	0	0	0	383.500
402	10	03	00	Utensilios de cocina y comedor	550.000	0	0	0	0	0	550.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	106.500	0	0	0	0	0	106.500
402	10	11	00	Materiales eléctricos	1.313.000	0	0	0	0	0	1.313.000
402	10	12	00	Materiales para instalaciones sanitarias	6.500	0	0	0	0	0	6.500
402	10	99	00	Otros productos y útiles diversos	65.000	0	0	0	0	0	65.000
402	99	00	00	Otros materiales y suministros	6.500	0	0	0	0	0	6.500
402	99	01	00	Otros materiales y suministros	6.500	0	0	0	0	0	6.500
403	**00**	**00**	**00**	**Servicios no personales**	**2.439.004**	**0**	**0**	**0**	**0**	0	**2.439.004**
403	10	00	00	Servicios profesionales y técnicos	55.575	0	0	0	0	0	55.575
403	10	99	00	Otros servicios profesionales y técnicos	55.575	0	0	0	0	0	55.575
403	18	00	00	Impuestos indirectos	2.383.429	0	0	0	0	0	2.383.429
403	18	01	00	Impuesto al valor agregado	2.383.429	0	0	0	0	0	2.383.429
404	**00**	**00**	**00**	**Activos reales**	**11.167.821**	**0**	**0**	**0**	**0**	0	**11.167.821**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.092.891	0	0	0	0	0	3.092.891
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	67.890	0	0	0	0	0	67.890
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	325.000	0	0	0	0	0	325.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.340.000	0	0	0	0	0	2.340.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 114911 210039000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA, MANTENIMIENTO DE LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS, EQUIPAMIENTO PATRIMONIO DEL MÁXIMO TRIBUNAL, QUE PERMITAN COMPLETAR Y CONFORMAR UN CONJUNTO INTEGRAL DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 908

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210039002 ADECUACIÓN DEL EQUIPAMIENTO Y SUMINISTROS VARIOS

UNIDAD DE MEDIDA: UNIDAD **META:** 188

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS - GERENCIA DE OPERACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	360.001	0	0	0	0	0	360.001
404	04	00	00	Equipos de transporte, tracción y elevación	839.400	0	0	0	0	0	839.400
404	04	01	00	Vehículos automotores terrestres	676.000	0	0	0	0	0	676.000
404	04	05	00	Vehículos de tracción no motorizados	23.400	0	0	0	0	0	23.400
404	04	06	00	Equipos auxiliares de transporte	140.000	0	0	0	0	0	140.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	77.000	0	0	0	0	0	77.000
404	05	01	00	Equipos de telecomunicaciones	77.000	0	0	0	0	0	77.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	183.600	0	0	0	0	0	183.600
404	07	02	00	Equipos de enseñanza, deporte y recreación	183.600	0	0	0	0	0	183.600
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.974.930	0	0	0	0	0	6.974.930
404	09	01	00	Mobiliario y equipos de oficina	5.051.930	0	0	0	0	0	5.051.930
404	09	03	00	Mobiliario y equipos de alojamiento	1.897.000	0	0	0	0	0	1.897.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	26.000	0	0	0	0	0	26.000
				Totales	**22.245.325**	**0**	**0**	**0**	**0**	0	**22.245.325**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 114911 210039000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA, MANTENIMIENTO DE LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS, EQUIPAMIENTO PATRIMONIO DEL MÁXIMO TRIBUNAL, QUE PERMITAN COMPLETAR Y CONFORMAR UN CONJUNTO INTEGRAL DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 908

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210039003 SERVICIOS BÁSICOS, IMPRESCINDIBLES Y RECURRENTES

UNIDAD DE MEDIDA: UNIDAD **META:** 399

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS - GERENCIA DE OPERACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**10.681.948**	**0**	**0**	**0**	**0**	0	**10.681.948**
403	01	00	00	Alquileres de inmuebles	42.000	0	0	0	0	0	42.000
403	01	01	00	Alquileres de edificios y locales	42.000	0	0	0	0	0	42.000
403	02	00	00	Alquileres de maquinaria y equipos	299.000	0	0	0	0	0	299.000
403	02	01	00	Alquileres de maquinaria y demás equipos de construcción, campo, industria y taller	117.000	0	0	0	0	0	117.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	168.000	0	0	0	0	0	168.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	14.000	0	0	0	0	0	14.000
403	04	00	00	Servicios básicos	1.517.942	0	0	0	0	0	1.517.942
403	04	01	00	Electricidad	608.400	0	0	0	0	0	608.400
403	04	02	00	Gas	702	0	0	0	0	0	702
403	04	03	00	Agua	78.000	0	0	0	0	0	78.000
403	04	05	00	Servicio de comunicaciones	588.000	0	0	0	0	0	588.000
403	04	06	00	Servicio de aseo urbano y domiciliario	40.040	0	0	0	0	0	40.040
403	04	07	00	Servicio de condominio	202.800	0	0	0	0	0	202.800
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.418.000	0	0	0	0	0	2.418.000
403	08	01	00	Primas y gastos de seguros	2.418.000	0	0	0	0	0	2.418.000
403	10	00	00	Servicios profesionales y técnicos	1.254.950	0	0	0	0	0	1.254.950
403	10	09	00	Servicios de lavandería y tintorería	8.450	0	0	0	0	0	8.450
403	10	99	00	Otros servicios profesionales y técnicos	1.246.500	0	0	0	0	0	1.246.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.598.140	0	0	0	0	0	1.598.140
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	910.000	0	0	0	0	0	910.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	32.500	0	0	0	0	0	32.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 114911 210039000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA, MANTENIMIENTO DE LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS, EQUIPAMIENTO PATRIMONIO DEL MÁXIMO TRIBUNAL, QUE PERMITAN COMPLETAR Y CONFORMAR UN CONJUNTO INTEGRAL DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 908

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210039003 SERVICIOS BÁSICOS, IMPRESCINDIBLES Y RECURRENTES

UNIDAD DE MEDIDA: UNIDAD **META:** 399

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS - GERENCIA DE OPERACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	489.640	0	0	0	0	0	489.640
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	166.000	0	0	0	0	0	166.000
403	12	00	00	Conservación y reparaciones menores de obras	2.216.300	0	0	0	0	0	2.216.300
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.216.300	0	0	0	0	0	2.216.300
403	18	00	00	Impuestos indirectos	1.335.616	0	0	0	0	0	1.335.616
403	18	01	00	Impuesto al valor agregado	1.335.616	0	0	0	0	0	1.335.616
404	**00**	**00**	**00**	**Activos reales**	**1.783.800**	**0**	**0**	**0**	**0**	0	**1.783.800**
404	01	00	00	Repuestos y reparaciones mayores	976.500	0	0	0	0	0	976.500
404	01	01	00	Repuestos mayores	411.000	0	0	0	0	0	411.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	208.000	0	0	0	0	0	208.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	203.000	0	0	0	0	0	203.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	565.500	0	0	0	0	0	565.500
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	565.500	0	0	0	0	0	565.500
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	780.000	0	0	0	0	0	780.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	780.000	0	0	0	0	0	780.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	27.300	0	0	0	0	0	27.300
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	27.300	0	0	0	0	0	27.300
				Totales	**12.465.748**	**0**	**0**	**0**	**0**	0	**12.465.748**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 114911 210039000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA, MANTENIMIENTO DE LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS, EQUIPAMIENTO PATRIMONIO DEL MÁXIMO TRIBUNAL, QUE PERMITAN COMPLETAR Y CONFORMAR UN CONJUNTO INTEGRAL DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 908

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210039004 ACOMETIDA DE GAS PARA EL CENTRO DE EDUCACIÓN INICIAL

UNIDAD DE MEDIDA: UNIDAD **META:** 18

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS - GERENCIA DE OPERACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**195.000**	**0**	**0**	**0**	**0**	0	**195.000**
403	18	00	00	Impuestos indirectos	195.000	0	0	0	0	0	195.000
403	18	01	00	Impuesto al valor agregado	195.000	0	0	0	0	0	195.000
404	**00**	**00**	**00**	**Activos reales**	**1.625.000**	**0**	**0**	**0**	**0**	0	**1.625.000**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	1.625.000	0	0	0	0	0	1.625.000
404	02	02	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio público	1.625.000	0	0	0	0	0	1.625.000
				Totales	**1.820.000**	**0**	**0**	**0**	**0**	0	**1.820.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 114911 210039000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA, MANTENIMIENTO DE LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS, EQUIPAMIENTO PATRIMONIO DEL MÁXIMO TRIBUNAL, QUE PERMITAN COMPLETAR Y CONFORMAR UN CONJUNTO INTEGRAL DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 908

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210039005 DOTACIÓN Y ACTUALIZACIÓN DE EQUIPAMIENTOS TECNOLÓGICOS

UNIDAD DE MEDIDA: UNIDAD **META:** 26

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS - GERENCIA DE INFORMÁTICA Y TELECOMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**100.000**	**0**	**0**	**0**	**0**	0	**100.000**
402	10	00	00	Productos varios y útiles diversos	100.000	0	0	0	0	0	100.000
402	10	08	00	Materiales para equipos de computación	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.129.820**	**0**	**0**	**0**	**0**	0	**3.129.820**
403	10	00	00	Servicios profesionales y técnicos	1.032.334	0	0	0	0	0	1.032.334
403	10	03	00	Servicios de procesamiento de datos	732.334	0	0	0	0	0	732.334
403	10	99	00	Otros servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	2.097.486	0	0	0	0	0	2.097.486
403	18	01	00	Impuesto al valor agregado	2.097.486	0	0	0	0	0	2.097.486
404	**00**	**00**	**00**	**Activos reales**	**16.346.719**	**0**	**0**	**0**	**0**	0	**16.346.719**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	16.346.719	0	0	0	0	0	16.346.719
404	09	02	00	Equipos de computación	16.346.719	0	0	0	0	0	16.346.719
				Totales	**19.576.539**	**0**	**0**	**0**	**0**	0	**19.576.539**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 114911 210039000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA, MANTENIMIENTO DE LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS, EQUIPAMIENTO PATRIMONIO DEL MÁXIMO TRIBUNAL, QUE PERMITAN COMPLETAR Y CONFORMAR UN CONJUNTO INTEGRAL DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 908

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210039006 DESARROLLO Y AMPLIACIÓN DE LA PLATAFORMA TECNOLÓGICA

UNIDAD DE MEDIDA: UNIDAD **META:** 32

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS - GERENCIA DE INFORMÁTICA Y TELECOMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**620.000**	**0**	**0**	**0**	**0**	0	**620.000**
402	10	00	00	Productos varios y útiles diversos	620.000	0	0	0	0	0	620.000
402	10	08	00	Materiales para equipos de computación	600.000	0	0	0	0	0	600.000
402	10	99	00	Otros productos y útiles diversos	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.494.800**	**0**	**0**	**0**	**0**	0	**3.494.800**
403	10	00	00	Servicios profesionales y técnicos	2.350.000	0	0	0	0	0	2.350.000
403	10	03	00	Servicios de procesamiento de datos	2.350.000	0	0	0	0	0	2.350.000
403	18	00	00	Impuestos indirectos	1.144.800	0	0	0	0	0	1.144.800
403	18	01	00	Impuesto al valor agregado	1.144.800	0	0	0	0	0	1.144.800
404	**00**	**00**	**00**	**Activos reales**	**6.570.000**	**0**	**0**	**0**	**0**	0	**6.570.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	150.000	0	0	0	0	0	150.000
404	05	01	00	Equipos de telecomunicaciones	150.000	0	0	0	0	0	150.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.120.000	0	0	0	0	0	6.120.000
404	09	02	00	Equipos de computación	6.120.000	0	0	0	0	0	6.120.000
404	12	00	00	Activos intangibles	300.000	0	0	0	0	0	300.000
404	12	04	00	Paquetes y programas de computación	300.000	0	0	0	0	0	300.000
				Totales	**10.684.800**	**0**	**0**	**0**	**0**	0	**10.684.800**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 114911 210039000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA, MANTENIMIENTO DE LOS ESPACIOS FÍSICOS Y EQUIPAMIENTO DEL TRIBUNAL SUPREMO DE JUSTICIA

OBJETIVO DEL PROYECTO: ADECUAR Y MANTENER LA PLATAFORMA TECNOLÓGICA, LOS ESPACIOS FÍSICOS, EQUIPAMIENTO PATRIMONIO DEL MÁXIMO TRIBUNAL, QUE PERMITAN COMPLETAR Y CONFORMAR UN CONJUNTO INTEGRAL DE HERRAMIENTAS DE APOYO ÓPTIMO, EFICIENTE Y SEGURO DE LA FUNCIÓN JUDICIAL DE MANERA TRANSPARENTE, AUTÓNOMA, GRATUITA, IMPARCIAL, INDEPENDIENTE, RESPONSABLE E INCREMENTANDO LA CELERIDAD PROCESAL, TRADUCIDA EN ECONOMÍA PROCESAL PARA GARANTIZAR EL ESTADO DEMOCRÁTICO Y SOCIAL DE DERECHO Y DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 908

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210039007 RENOVACIÓN DE LICENCIA Y CONTRATOS TECNOLÓGICOS

UNIDAD DE MEDIDA: UNIDAD **META:** 177

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS - GERENCIA DE INFORMÁTICA Y TELECOMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**13.766.164**	**0**	**0**	**0**	**0**	0	**13.766.164**
403	04	00	00	Servicios básicos	6.152.184	0	0	0	0	0	6.152.184
403	04	04	00	Teléfonos	4.132.184	0	0	0	0	0	4.132.184
403	04	05	00	Servicio de comunicaciones	2.020.000	0	0	0	0	0	2.020.000
403	10	00	00	Servicios profesionales y técnicos	6.139.032	0	0	0	0	0	6.139.032
403	10	03	00	Servicios de procesamiento de datos	6.139.032	0	0	0	0	0	6.139.032
403	18	00	00	Impuestos indirectos	1.474.948	0	0	0	0	0	1.474.948
403	18	01	00	Impuesto al valor agregado	1.474.948	0	0	0	0	0	1.474.948
				Totales	**13.766.164**	**0**	**0**	**0**	**0**	0	**13.766.164**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 114910 210040000 ADECUACIÓN DE LOS EQUIPOS DE CIRCULACIÓN VERTICAL (ASCENSORES) DEL TRIBUNAL SUPREMO DE JUSTICIA.

OBJETIVO DEL PROYECTO: ADECUAR LOS EQUIPOS DE CIRCULACIÓN VERTICAL (ASCENSORES) DEL TRIBUNAL SUPREMO DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD

META: 7

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**140.358**	**0**	**0**	**0**	**0**	**0**	**140.358**
403	18	00	00	Impuestos indirectos	140.358	0	0	0	0	0	140.358
403	18	01	00	Impuesto al valor agregado	140.358	0	0	0	0	0	140.358
404	**00**	**00**	**00**	**Activos reales**	**1.169.642**	**0**	**0**	**0**	**0**	**0**	**1.169.642**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	1.169.642	0	0	0	0	0	1.169.642
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	1.169.642	0	0	0	0	0	1.169.642
				Totales	**1.310.000**	**0**	**0**	**0**	**0**	**0**	**1.310.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 114910 210040000 ADECUACIÓN DE LOS EQUIPOS DE CIRCULACIÓN VERTICAL (ASCENSORES) DEL TRIBUNAL SUPREMO DE JUSTICIA.

OBJETIVO DEL PROYECTO: ADECUAR LOS EQUIPOS DE CIRCULACIÓN VERTICAL (ASCENSORES) DEL TRIBUNAL SUPREMO DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD

META: 7

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 114910 210040000 ADECUACIÓN DE LOS EQUIPOS DE CIRCULACIÓN VERTICAL (ASCENSORES) DEL TRIBUNAL SUPREMO DE JUSTICIA.

OBJETIVO DEL PROYECTO: ADECUAR LOS EQUIPOS DE CIRCULACIÓN VERTICAL (ASCENSORES) DEL TRIBUNAL SUPREMO DE JUSTICIA.

UNIDAD DE MEDIDA: UNIDAD **META:** 7

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210040001 ADECUACIÓN DE LOS EQUIPOS DE CIRCULACIÓN VERTICAL (ASCENSORES)

UNIDAD DE MEDIDA: UNIDAD **META:** 7

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS - GERENCIA DE OPERACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**140.358**	**0**	**0**	**0**	**0**	0	**140.358**
403	18	00	00	Impuestos indirectos	140.358	0	0	0	0	0	140.358
403	18	01	00	Impuesto al valor agregado	140.358	0	0	0	0	0	140.358
404	**00**	**00**	**00**	**Activos reales**	**1.169.642**	**0**	**0**	**0**	**0**	0	**1.169.642**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	1.169.642	0	0	0	0	0	1.169.642
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	1.169.642	0	0	0	0	0	1.169.642
				Totales	**1.310.000**	**0**	**0**	**0**	**0**	0	**1.310.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113753 210041000 FORTALECIMIENTO DEL SISTEMA AUTOGESTIONADO DE SALUD DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: ESTABLECER Y CONSOLIDAR UN SISTEMA DE ADMINISTRACIÓN DE RECURSOS HUMANOS DEL PODER JUDICIAL

UNIDAD DE MEDIDA: TRÁMITE

META: 1.022.652

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**479.255.017**	**0**	**0**	**0**	**0**	**0**	**479.255.017**
401	07	00	00	Asistencia socio-económica	479.255.017	0	0	0	0	0	479.255.017
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	450.041.091	0	0	0	0	0	450.041.091
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	29.213.926	0	0	0	0	0	29.213.926
403	**00**	**00**	**00**	**Servicios no personales**	**354.029**	**0**	**0**	**0**	**0**	**0**	**354.029**
403	18	00	00	Impuestos indirectos	354.029	0	0	0	0	0	354.029
403	18	01	00	Impuesto al valor agregado	354.029	0	0	0	0	0	354.029
407	**00**	**00**	**00**	**Transferencias y donaciones**	**93.854.446**	**0**	**0**	**0**	**0**	**0**	**93.854.446**
407	01	00	00	Transferencias y donaciones corrientes internas	93.854.446	0	0	0	0	0	93.854.446
407	01	01	00	Transferencias corrientes internas al sector privado	93.854.446	0	0	0	0	0	93.854.446
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	3.053.588	0	0	0	0	0	3.053.588
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	90.800.858	0	0	0	0	0	90.800.858
				Totales	**573.463.492**	**0**	**0**	**0**	**0**	**0**	**573.463.492**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113753 210041000 FORTALECIMIENTO DEL SISTEMA AUTOGESTIONADO DE SALUD DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: ESTABLECER Y CONSOLIDAR UN SISTEMA DE ADMINISTRACIÓN DE RECURSOS HUMANOS DEL PODER JUDICIAL

UNIDAD DE MEDIDA: TRÁMITE

META: 1.022.652

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113753 210041000 FORTALECIMIENTO DEL SISTEMA AUTOGESTIONADO DE SALUD DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: ESTABLECER Y CONSOLIDAR UN SISTEMA DE ADMINISTRACIÓN DE RECURSOS HUMANOS DEL PODER JUDICIAL

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.022.652

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210041001 ATENCIÓN PRIMARIA DE SALUD A LOS TRABAJADORES DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES, ASÍ COMO A SU GRUPO FAMILIAR

UNIDAD DE MEDIDA: TRÁMITE **META:** 532.156

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS HUMANOS/ BIENESTAR SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**205.160.251**	**0**	**0**	**0**	**0**	0	**205.160.251**
401	07	00	00	Asistencia socio-económica	205.160.251	0	0	0	0	0	205.160.251
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	192.654.307	0	0	0	0	0	192.654.307
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	12.505.944	0	0	0	0	0	12.505.944
407	**00**	**00**	**00**	**Transferencias y donaciones**	**40.177.361**	**0**	**0**	**0**	**0**	0	**40.177.361**
407	01	00	00	Transferencias y donaciones corrientes internas	40.177.361	0	0	0	0	0	40.177.361
407	01	01	00	Transferencias corrientes internas al sector privado	40.177.361	0	0	0	0	0	40.177.361
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.307.185	0	0	0	0	0	1.307.185
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	38.870.176	0	0	0	0	0	38.870.176
				Totales	**245.337.612**	**0**	**0**	**0**	**0**	0	**245.337.612**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113753 210041000 FORTALECIMIENTO DEL SISTEMA AUTOGESTIONADO DE SALUD DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: ESTABLECER Y CONSOLIDAR UN SISTEMA DE ADMINISTRACIÓN DE RECURSOS HUMANOS DEL PODER JUDICIAL

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.022.652

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210041002 ATENCIÓN A LAS EMERGENCIAS Y NECESIDADES DE HOSPITALIZACIÓN DE LOS TRABAJADORES DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES, ASÍ COMO A SU GRUPO FAMILIAR

UNIDAD DE MEDIDA: TRÁMITE **META:** 34.452

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS HUMANOS/ BIENESTAR SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**271.268.702**	**0**	**0**	**0**	**0**	0	**271.268.702**
401	07	00	00	Asistencia socio-económica	271.268.702	0	0	0	0	0	271.268.702
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	254.732.988	0	0	0	0	0	254.732.988
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	16.535.714	0	0	0	0	0	16.535.714
407	**00**	**00**	**00**	**Transferencias y donaciones**	**53.123.646**	**0**	**0**	**0**	**0**	0	**53.123.646**
407	01	00	00	Transferencias y donaciones corrientes internas	53.123.646	0	0	0	0	0	53.123.646
407	01	01	00	Transferencias corrientes internas al sector privado	53.123.646	0	0	0	0	0	53.123.646
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.728.397	0	0	0	0	0	1.728.397
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	51.395.249	0	0	0	0	0	51.395.249
				Totales	**324.392.348**	**0**	**0**	**0**	**0**	0	**324.392.348**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113753 210041000 FORTALECIMIENTO DEL SISTEMA AUTOGESTIONADO DE SALUD DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES

OBJETIVO DEL PROYECTO: ESTABLECER Y CONSOLIDAR UN SISTEMA DE ADMINISTRACIÓN DE RECURSOS HUMANOS DEL PODER JUDICIAL

UNIDAD DE MEDIDA: TRÁMITE

META: 1.022.652

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 210041003 APOYO A LOS TRABAJADORES DE LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA Y DEPENDENCIAS JUDICIALES, ASÍ COMO A SU GRUPO FAMILIAR, EN CASO DE FALLECIMIENTO

UNIDAD DE MEDIDA: TRÁMITE

META: 208

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS HUMANOS/ BIENESTAR SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
401	**00**	**00**	**00**	**Gastos de personal**	**2.826.064**	**0**	**0**	**0**	**0**	0	**2.826.064**
401	07	00	00	Asistencia socio-económica	2.826.064	0	0	0	0	0	2.826.064
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.653.796	0	0	0	0	0	2.653.796
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	172.268	0	0	0	0	0	172.268
403	**00**	**00**	**00**	**Servicios no personales**	**354.029**	**0**	**0**	**0**	**0**	0	**354.029**
403	18	00	00	Impuestos indirectos	354.029	0	0	0	0	0	354.029
403	18	01	00	Impuesto al valor agregado	354.029	0	0	0	0	0	354.029
407	**00**	**00**	**00**	**Transferencias y donaciones**	**553.439**	**0**	**0**	**0**	**0**	0	**553.439**
407	01	00	00	Transferencias y donaciones corrientes internas	553.439	0	0	0	0	0	553.439
407	01	01	00	Transferencias corrientes internas al sector privado	553.439	0	0	0	0	0	553.439
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	18.006	0	0	0	0	0	18.006
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	535.433	0	0	0	0	0	535.433
				Totales	**3.733.532**	**0**	**0**	**0**	**0**	0	**3.733.532**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113750 210042000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: PROCESO **META:** 48.202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.967.985**	**0**	**0**	**0**	**0**	**0**	**4.967.985**
402	01	00	00	Productos alimenticios y agropecuarios	665.484	0	0	0	0	0	665.484
402	01	01	00	Alimentos y bebidas para personas	665.484	0	0	0	0	0	665.484
402	03	00	00	Textiles y vestuarios	208.266	0	0	0	0	0	208.266
402	03	01	00	Textiles	19.364	0	0	0	0	0	19.364
402	03	02	00	Prendas de vestir	186.820	0	0	0	0	0	186.820
402	03	03	00	Calzados	2.082	0	0	0	0	0	2.082
402	04	00	00	Productos de cuero y caucho	325.189	0	0	0	0	0	325.189
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.046	0	0	0	0	0	1.046
402	04	03	00	Cauchos y tripas para vehículos	324.143	0	0	0	0	0	324.143
402	05	00	00	Productos de papel, cartón e impresos	2.303.653	0	0	0	0	0	2.303.653
402	05	01	00	Pulpa de madera, papel y cartón	132.866	0	0	0	0	0	132.866
402	05	02	00	Envases y cajas de papel y cartón	7.970	0	0	0	0	0	7.970
402	05	03	00	Productos de papel y cartón para oficina	2.087.879	0	0	0	0	0	2.087.879
402	05	04	00	Libros, revistas y periódicos	30.846	0	0	0	0	0	30.846
402	05	06	00	Productos de papel y cartón para computación	8.289	0	0	0	0	0	8.289
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	35.803	0	0	0	0	0	35.803
402	06	00	00	Productos químicos y derivados	348.300	0	0	0	0	0	348.300
402	06	02	00	Abonos, plaguicidas y otros	1.001	0	0	0	0	0	1.001
402	06	03	00	Tintas, pinturas y colorantes	125.379	0	0	0	0	0	125.379
402	06	04	00	Productos farmacéuticos y medicamentos	45.119	0	0	0	0	0	45.119
402	06	05	00	Productos de tocador	2.811	0	0	0	0	0	2.811
402	06	06	00	Combustibles y lubricantes	8.686	0	0	0	0	0	8.686
402	06	08	00	Productos plásticos	165.304	0	0	0	0	0	165.304
402	08	00	00	Productos metálicos	141.567	0	0	0	0	0	141.567
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	11.165	0	0	0	0	0	11.165
402	08	05	00	Materiales de orden público, seguridad y defensa	34.828	0	0	0	0	0	34.828
402	08	07	00	Material de señalamiento	4.672	0	0	0	0	0	4.672
402	08	09	00	Repuestos y accesorios para equipos de transporte	29.490	0	0	0	0	0	29.490

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113750 210042000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: PROCESO **META:** 48.202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	50.357	0	0	0	0	0	50.357
402	08	99	00	Otros productos metálicos	11.055	0	0	0	0	0	11.055
402	10	00	00	Productos varios y útiles diversos	973.899	0	0	0	0	0	973.899
402	10	01	00	Artículos de deporte, recreación y juguetes	6.871	0	0	0	0	0	6.871
402	10	02	00	Materiales y útiles de limpieza y aseo	39.486	0	0	0	0	0	39.486
402	10	03	00	Utensilios de cocina y comedor	2.812	0	0	0	0	0	2.812
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	6.132	0	0	0	0	0	6.132
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	152.986	0	0	0	0	0	152.986
402	10	06	00	Condecoraciones, ofrendas y similares	40.867	0	0	0	0	0	40.867
402	10	07	00	Productos de seguridad en el trabajo	9.834	0	0	0	0	0	9.834
402	10	08	00	Materiales para equipos de computación	665.657	0	0	0	0	0	665.657
402	10	11	00	Materiales eléctricos	21.458	0	0	0	0	0	21.458
402	10	12	00	Materiales para instalaciones sanitarias	3.057	0	0	0	0	0	3.057
402	10	13	00	Materiales fotográficos	3.822	0	0	0	0	0	3.822
402	10	99	00	Otros productos y útiles diversos	20.917	0	0	0	0	0	20.917
402	99	00	00	Otros materiales y suministros	1.627	0	0	0	0	0	1.627
402	99	01	00	Otros materiales y suministros	1.627	0	0	0	0	0	1.627
403	**00**	**00**	**00**	**Servicios no personales**	**19.326.365**	**0**	**0**	**0**	**0**	**0**	**19.326.365**
403	02	00	00	Alquileres de maquinaria y equipos	2.168	0	0	0	0	0	2.168
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.168	0	0	0	0	0	2.168
403	04	00	00	Servicios básicos	70.290	0	0	0	0	0	70.290
403	04	04	00	Teléfonos	70.290	0	0	0	0	0	70.290
403	06	00	00	Servicios de transporte y almacenaje	59.139	0	0	0	0	0	59.139
403	06	01	00	Fletes y embalajes	1.855	0	0	0	0	0	1.855
403	06	03	00	Estacionamiento	42.976	0	0	0	0	0	42.976
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	14.308	0	0	0	0	0	14.308
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.101.983	0	0	0	0	0	4.101.983
403	07	02	00	Imprenta y reproducción	3.557.061	0	0	0	0	0	3.557.061
403	07	03	00	Relaciones sociales	4.464	0	0	0	0	0	4.464

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113750 210042000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: PROCESO **META:** 48.202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	540.458	0	0	0	0	0	540.458
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	574	0	0	0	0	0	574
403	08	02	00	Comisiones y gastos bancarios	574	0	0	0	0	0	574
403	09	00	00	Viáticos y pasajes	13.164.028	0	0	0	0	0	13.164.028
403	09	01	00	Viáticos y pasajes dentro del país	13.019.566	0	0	0	0	0	13.019.566
403	09	02	00	Viáticos y pasajes fuera del país	144.462	0	0	0	0	0	144.462
403	10	00	00	Servicios profesionales y técnicos	52.497	0	0	0	0	0	52.497
403	10	07	00	Servicios de capacitación y adiestramiento	36.184	0	0	0	0	0	36.184
403	10	09	00	Servicios de lavandería y tintorería	11.531	0	0	0	0	0	11.531
403	10	99	00	Otros servicios profesionales y técnicos	4.782	0	0	0	0	0	4.782
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	315.507	0	0	0	0	0	315.507
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	294.467	0	0	0	0	0	294.467
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.738	0	0	0	0	0	5.738
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.550	0	0	0	0	0	2.550
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	12.752	0	0	0	0	0	12.752
403	15	00	00	Servicios fiscales	5.101	0	0	0	0	0	5.101
403	15	02	00	Tasas y otros derechos obligatorios	5.101	0	0	0	0	0	5.101
403	18	00	00	Impuestos indirectos	1.550.344	0	0	0	0	0	1.550.344
403	18	01	00	Impuesto al valor agregado	1.550.344	0	0	0	0	0	1.550.344
403	99	00	00	Otros servicios no personales	4.734	0	0	0	0	0	4.734
403	99	01	00	Otros servicios no personales	4.734	0	0	0	0	0	4.734
404	**00**	**00**	**00**	**Activos reales**	**3.339.555**	**0**	**0**	**0**	**0**	**0**	**3.339.555**
404	01	00	00	Repuestos y reparaciones mayores	85.292	0	0	0	0	0	85.292
404	01	01	00	Repuestos mayores	6.602	0	0	0	0	0	6.602
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	6.602	0	0	0	0	0	6.602
404	01	02	00	Reparaciones mayores de maquinaria y equipos	78.690	0	0	0	0	0	78.690
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	78.690	0	0	0	0	0	78.690
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	742.762	0	0	0	0	0	742.762

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113750 210042000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: PROCESO

META: 48.202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	729.396	0	0	0	0	0	729.396
404	03	05	00	Maquinaria y equipos industriales y de taller	13.366	0	0	0	0	0	13.366
404	04	00	00	Equipos de transporte, tracción y elevación	7.259	0	0	0	0	0	7.259
404	04	05	00	Vehículos de tracción no motorizados	7.259	0	0	0	0	0	7.259
404	05	00	00	Equipos de comunicaciones y de señalamiento	537.537	0	0	0	0	0	537.537
404	05	01	00	Equipos de telecomunicaciones	537.537	0	0	0	0	0	537.537
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	251.123	0	0	0	0	0	251.123
404	07	02	00	Equipos de enseñanza, deporte y recreación	200.547	0	0	0	0	0	200.547
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	49.103	0	0	0	0	0	49.103
404	07	06	00	Instrumentos musicales y equipos de audio	1.473	0	0	0	0	0	1.473
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	553.616	0	0	0	0	0	553.616
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	553.616	0	0	0	0	0	553.616
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.158.886	0	0	0	0	0	1.158.886
404	09	01	00	Mobiliario y equipos de oficina	345.400	0	0	0	0	0	345.400
404	09	02	00	Equipos de computación	668.264	0	0	0	0	0	668.264
404	09	03	00	Mobiliario y equipos de alojamiento	105.379	0	0	0	0	0	105.379
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	39.843	0	0	0	0	0	39.843
404	12	00	00	Activos intangibles	3.080	0	0	0	0	0	3.080
404	12	04	00	Paquetes y programas de computación	3.080	0	0	0	0	0	3.080
411	**00**	**00**	**00**	**Disminución de pasivos**	**30.000**	**0**	**0**	**0**	**0**	**0**	**30.000**
411	11	00	00	Obligaciones de ejercicios anteriores	30.000	0	0	0	0	0	30.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	30.000	0	0	0	0	0	30.000
				Totales	**27.663.905**	**0**	**0**	**0**	**0**	**0**	**27.663.905**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113750 210042000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: PROCESO **META:** 48.202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113750 210042000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: PROCESO **META:** 48.202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210042001 FORTALECIMIENTO DE LOS PROCESOS DE PLANIFICACIÓN Y DESARROLLO INSTITUCIONAL

UNIDAD DE MEDIDA: *PROCESO* **META:** 50

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PLANIFICACIÓN Y DESARROLLO INSTITUCIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.721.896**	**0**	**0**	**0**	**0**	0	**1.721.896**
402	05	00	00	Productos de papel, cartón e impresos	1.721.896	0	0	0	0	0	1.721.896
402	05	03	00	Productos de papel y cartón para oficina	1.721.896	0	0	0	0	0	1.721.896
403	**00**	**00**	**00**	**Servicios no personales**	**8.277.984**	**0**	**0**	**0**	**0**	0	**8.277.984**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.357.616	0	0	0	0	0	3.357.616
403	07	02	00	Imprenta y reproducción	3.357.616	0	0	0	0	0	3.357.616
403	09	00	00	Viáticos y pasajes	4.310.826	0	0	0	0	0	4.310.826
403	09	01	00	Viáticos y pasajes dentro del país	4.310.826	0	0	0	0	0	4.310.826
403	18	00	00	Impuestos indirectos	609.542	0	0	0	0	0	609.542
403	18	01	00	Impuesto al valor agregado	609.542	0	0	0	0	0	609.542
				Totales	**9.999.880**	**0**	**0**	**0**	**0**	0	**9.999.880**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113750 210042000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: PROCESO **META:** 48.202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210042002 ASESORAMIENTO LEGAL PARA LAS ACCIONES O RECURSOS INTERPUESTOS CONTRA LA DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

UNIDAD DE MEDIDA: PROCESO **META:** 1.184

RESPONSABLE/EJECUTOR: OFICINA DE ASESORÍA JURÍDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.158**	**0**	**0**	**0**	**0**	0	**19.158**
402	05	00	00	Productos de papel, cartón e impresos	17.245	0	0	0	0	0	17.245
402	05	03	00	Productos de papel y cartón para oficina	4.249	0	0	0	0	0	4.249
402	05	04	00	Libros, revistas y periódicos	12.996	0	0	0	0	0	12.996
402	10	00	00	Productos varios y útiles diversos	1.913	0	0	0	0	0	1.913
402	10	06	00	Condecoraciones, ofrendas y similares	1.913	0	0	0	0	0	1.913
403	**00**	**00**	**00**	**Servicios no personales**	**140.809**	**0**	**0**	**0**	**0**	0	**140.809**
403	06	00	00	Servicios de transporte y almacenaje	11.703	0	0	0	0	0	11.703
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	11.703	0	0	0	0	0	11.703
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.799	0	0	0	0	0	8.799
403	07	02	00	Imprenta y reproducción	8.799	0	0	0	0	0	8.799
403	09	00	00	Viáticos y pasajes	109.835	0	0	0	0	0	109.835
403	09	01	00	Viáticos y pasajes dentro del país	109.835	0	0	0	0	0	109.835
403	15	00	00	Servicios fiscales	5.101	0	0	0	0	0	5.101
403	15	02	00	Tasas y otros derechos obligatorios	5.101	0	0	0	0	0	5.101
403	18	00	00	Impuestos indirectos	5.371	0	0	0	0	0	5.371
403	18	01	00	Impuesto al valor agregado	5.371	0	0	0	0	0	5.371
				Totales	**159.967**	**0**	**0**	**0**	**0**	0	**159.967**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113750 210042000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: PROCESO **META:** 48.202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210042003 INSPECCIÓN ORDINARIA Y DE INVESTIGACIÓN EN LOS TRIBUNALES DE LA REPÚBLICA

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 2.610

RESPONSABLE/EJECUTOR: INSPECTORÍA GENERAL DE TRIBUNALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.064.430**	**0**	**0**	**0**	**0**	0	**1.064.430**
402	01	00	00	Productos alimenticios y agropecuarios	20.824	0	0	0	0	0	20.824
402	01	01	00	Alimentos y bebidas para personas	20.824	0	0	0	0	0	20.824
402	03	00	00	Textiles y vestuarios	5.621	0	0	0	0	0	5.621
402	03	01	00	Textiles	5.621	0	0	0	0	0	5.621
402	04	00	00	Productos de cuero y caucho	8.947	0	0	0	0	0	8.947
402	04	02	00	Productos de cuero y sucedáneos del cuero	1.046	0	0	0	0	0	1.046
402	04	03	00	Cauchos y tripas para vehículos	7.901	0	0	0	0	0	7.901
402	05	00	00	Productos de papel, cartón e impresos	299.163	0	0	0	0	0	299.163
402	05	01	00	Pulpa de madera, papel y cartón	77.138	0	0	0	0	0	77.138
402	05	03	00	Productos de papel y cartón para oficina	208.490	0	0	0	0	0	208.490
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	13.535	0	0	0	0	0	13.535
402	06	00	00	Productos químicos y derivados	147.062	0	0	0	0	0	147.062
402	06	03	00	Tintas, pinturas y colorantes	79.045	0	0	0	0	0	79.045
402	06	06	00	Combustibles y lubricantes	1.369	0	0	0	0	0	1.369
402	06	08	00	Productos plásticos	66.648	0	0	0	0	0	66.648
402	08	00	00	Productos metálicos	46.545	0	0	0	0	0	46.545
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	508	0	0	0	0	0	508
402	08	10	00	Repuestos y accesorios para otros equipos	46.037	0	0	0	0	0	46.037
402	10	00	00	Productos varios y útiles diversos	536.268	0	0	0	0	0	536.268
402	10	02	00	Materiales y útiles de limpieza y aseo	32.849	0	0	0	0	0	32.849
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	624	0	0	0	0	0	624
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	105.931	0	0	0	0	0	105.931
402	10	06	00	Condecoraciones, ofrendas y similares	1.594	0	0	0	0	0	1.594

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113750 210042000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: PROCESO **META:** 48.202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210042003 INSPECCIÓN ORDINARIA Y DE INVESTIGACIÓN EN LOS TRIBUNALES DE LA REPÚBLICA

UNIDAD DE MEDIDA: INSPECCIÓN **META:** 2.610

RESPONSABLE/EJECUTOR: INSPECTORÍA GENERAL DE TRIBUNALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	4.195	0	0	0	0	0	4.195
402	10	08	00	Materiales para equipos de computación	374.334	0	0	0	0	0	374.334
402	10	11	00	Materiales eléctricos	179	0	0	0	0	0	179
402	10	13	00	Materiales fotográficos	1.259	0	0	0	0	0	1.259
402	10	99	00	Otros productos y útiles diversos	15.303	0	0	0	0	0	15.303
403	**00**	**00**	**00**	**Servicios no personales**	**5.970.799**	**0**	**0**	**0**	**0**	0	**5.970.799**
403	07	00	00	Servicios de información, impresión y relaciones públicas	65.419	0	0	0	0	0	65.419
403	07	04	00	Avisos	65.419	0	0	0	0	0	65.419
403	09	00	00	Viáticos y pasajes	5.657.625	0	0	0	0	0	5.657.625
403	09	01	00	Viáticos y pasajes dentro del país	5.657.625	0	0	0	0	0	5.657.625
403	18	00	00	Impuestos indirectos	247.755	0	0	0	0	0	247.755
403	18	01	00	Impuesto al valor agregado	247.755	0	0	0	0	0	247.755
404	**00**	**00**	**00**	**Activos reales**	**934.772**	**0**	**0**	**0**	**0**	0	**934.772**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	528.453	0	0	0	0	0	528.453
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	518.251	0	0	0	0	0	518.251
404	03	05	00	Maquinaria y equipos industriales y de taller	10.202	0	0	0	0	0	10.202
404	04	00	00	Equipos de transporte, tracción y elevación	3.711	0	0	0	0	0	3.711
404	04	05	00	Vehículos de tracción no motorizados	3.711	0	0	0	0	0	3.711
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.823	0	0	0	0	0	5.823
404	05	01	00	Equipos de telecomunicaciones	5.823	0	0	0	0	0	5.823
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	37.703	0	0	0	0	0	37.703
404	07	02	00	Equipos de enseñanza, deporte y recreación	37.703	0	0	0	0	0	37.703
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	359.082	0	0	0	0	0	359.082
404	09	01	00	Mobiliario y equipos de oficina	63.011	0	0	0	0	0	63.011

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113750 210042000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: PROCESO **META:** 48.202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 210042003 INSPECCIÓN ORDINARIA Y DE INVESTIGACIÓN EN LOS TRIBUNALES DE LA REPÚBLICA

UNIDAD DE MEDIDA: *INSPECCIÓN* **META:** 2.610

RESPONSABLE/EJECUTOR: INSPECTORÍA GENERAL DE TRIBUNALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	237.533	0	0	0	0	0	237.533
404	09	03	00	Mobiliario y equipos de alojamiento	35.311	0	0	0	0	0	35.311
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	23.227	0	0	0	0	0	23.227
411	**00**	**00**	**00**	**Disminución de pasivos**	**30.000**	**0**	**0**	**0**	**0**	0	**30.000**
411	11	00	00	Obligaciones de ejercicios anteriores	30.000	0	0	0	0	0	30.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	30.000	0	0	0	0	0	30.000
				Totales	**8.000.001**	**0**	**0**	**0**	**0**	0	**8.000.001**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113750 210042000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: PROCESO **META:** 48.202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210042004 EVALUACIÓN, CONCURSOS Y CAPACITACIÓN DE LOS FUNCIONARIOS JUDICIALES

UNIDAD DE MEDIDA: PROCESO **META:** 27.813

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.628.433**	**0**	**0**	**0**	**0**	0	**1.628.433**
402	01	00	00	Productos alimenticios y agropecuarios	539.734	0	0	0	0	0	539.734
402	01	01	00	Alimentos y bebidas para personas	539.734	0	0	0	0	0	539.734
402	03	00	00	Textiles y vestuarios	170.538	0	0	0	0	0	170.538
402	03	01	00	Textiles	5.709	0	0	0	0	0	5.709
402	03	02	00	Prendas de vestir	164.829	0	0	0	0	0	164.829
402	04	00	00	Productos de cuero y caucho	312.292	0	0	0	0	0	312.292
402	04	03	00	Cauchos y tripas para vehículos	312.292	0	0	0	0	0	312.292
402	05	00	00	Productos de papel, cartón e impresos	218.546	0	0	0	0	0	218.546
402	05	01	00	Pulpa de madera, papel y cartón	52.412	0	0	0	0	0	52.412
402	05	02	00	Envases y cajas de papel y cartón	7.970	0	0	0	0	0	7.970
402	05	03	00	Productos de papel y cartón para oficina	128.462	0	0	0	0	0	128.462
402	05	04	00	Libros, revistas y periódicos	5.107	0	0	0	0	0	5.107
402	05	06	00	Productos de papel y cartón para computación	8.289	0	0	0	0	0	8.289
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	16.306	0	0	0	0	0	16.306
402	06	00	00	Productos químicos y derivados	93.181	0	0	0	0	0	93.181
402	06	03	00	Tintas, pinturas y colorantes	39.198	0	0	0	0	0	39.198
402	06	04	00	Productos farmacéuticos y medicamentos	2.039	0	0	0	0	0	2.039
402	06	05	00	Productos de tocador	1.874	0	0	0	0	0	1.874
402	06	06	00	Combustibles y lubricantes	6.016	0	0	0	0	0	6.016
402	06	08	00	Productos plásticos	44.054	0	0	0	0	0	44.054
402	08	00	00	Productos metálicos	29.876	0	0	0	0	0	29.876
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.564	0	0	0	0	0	3.564
402	08	07	00	Material de señalamiento	4.672	0	0	0	0	0	4.672

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113750 210042000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: PROCESO **META:** 48.202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210042004 EVALUACIÓN, CONCURSOS Y CAPACITACIÓN DE LOS FUNCIONARIOS JUDICIALES

UNIDAD DE MEDIDA: PROCESO **META:** 27.813

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	16.588	0	0	0	0	0	16.588
402	08	99	00	Otros productos metálicos	5.052	0	0	0	0	0	5.052
402	10	00	00	Productos varios y útiles diversos	263.619	0	0	0	0	0	263.619
402	10	02	00	Materiales y útiles de limpieza y aseo	3.843	0	0	0	0	0	3.843
402	10	03	00	Utensilios de cocina y comedor	1.881	0	0	0	0	0	1.881
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	38.452	0	0	0	0	0	38.452
402	10	06	00	Condecoraciones, ofrendas y similares	5.211	0	0	0	0	0	5.211
402	10	07	00	Productos de seguridad en el trabajo	1.348	0	0	0	0	0	1.348
402	10	08	00	Materiales para equipos de computación	186.395	0	0	0	0	0	186.395
402	10	11	00	Materiales eléctricos	17.873	0	0	0	0	0	17.873
402	10	12	00	Materiales para instalaciones sanitarias	2.160	0	0	0	0	0	2.160
402	10	13	00	Materiales fotográficos	2.563	0	0	0	0	0	2.563
402	10	99	00	Otros productos y útiles diversos	3.893	0	0	0	0	0	3.893
402	99	00	00	Otros materiales y suministros	647	0	0	0	0	0	647
402	99	01	00	Otros materiales y suministros	647	0	0	0	0	0	647
403	**00**	**00**	**00**	**Servicios no personales**	**3.092.139**	**0**	**0**	**0**	**0**	0	**3.092.139**
403	02	00	00	Alquileres de maquinaria y equipos	2.168	0	0	0	0	0	2.168
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.168	0	0	0	0	0	2.168
403	04	00	00	Servicios básicos	70.290	0	0	0	0	0	70.290
403	04	04	00	Teléfonos	70.290	0	0	0	0	0	70.290
403	06	00	00	Servicios de transporte y almacenaje	46.161	0	0	0	0	0	46.161
403	06	01	00	Fletes y embalajes	1.855	0	0	0	0	0	1.855
403	06	03	00	Estacionamiento	42.976	0	0	0	0	0	42.976
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.330	0	0	0	0	0	1.330

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113750 210042000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: PROCESO **META:** 48.202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210042004 EVALUACIÓN, CONCURSOS Y CAPACITACIÓN DE LOS FUNCIONARIOS JUDICIALES

UNIDAD DE MEDIDA: PROCESO **META:** 27.813

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	305.790	0	0	0	0	0	305.790
403	07	02	00	Imprenta y reproducción	30.200	0	0	0	0	0	30.200
403	07	03	00	Relaciones sociales	4.464	0	0	0	0	0	4.464
403	07	04	00	Avisos	271.126	0	0	0	0	0	271.126
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	574	0	0	0	0	0	574
403	08	02	00	Comisiones y gastos bancarios	574	0	0	0	0	0	574
403	09	00	00	Viáticos y pasajes	1.892.387	0	0	0	0	0	1.892.387
403	09	01	00	Viáticos y pasajes dentro del país	1.747.925	0	0	0	0	0	1.747.925
403	09	02	00	Viáticos y pasajes fuera del país	144.462	0	0	0	0	0	144.462
403	10	00	00	Servicios profesionales y técnicos	39.245	0	0	0	0	0	39.245
403	10	07	00	Servicios de capacitación y adiestramiento	36.184	0	0	0	0	0	36.184
403	10	09	00	Servicios de lavandería y tintorería	3.061	0	0	0	0	0	3.061
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	294.284	0	0	0	0	0	294.284
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	291.734	0	0	0	0	0	291.734
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.550	0	0	0	0	0	2.550
403	18	00	00	Impuestos indirectos	440.092	0	0	0	0	0	440.092
403	18	01	00	Impuesto al valor agregado	440.092	0	0	0	0	0	440.092
403	99	00	00	Otros servicios no personales	1.148	0	0	0	0	0	1.148
403	99	01	00	Otros servicios no personales	1.148	0	0	0	0	0	1.148
404	**00**	**00**	**00**	**Activos reales**	**1.279.341**	**0**	**0**	**0**	**0**	0	**1.279.341**
404	01	00	00	Repuestos y reparaciones mayores	85.292	0	0	0	0	0	85.292
404	01	01	00	Repuestos mayores	6.602	0	0	0	0	0	6.602
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	6.602	0	0	0	0	0	6.602
404	01	02	00	Reparaciones mayores de maquinaria y equipos	78.690	0	0	0	0	0	78.690

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113750 210042000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: PROCESO **META:** 48.202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210042004 EVALUACIÓN, CONCURSOS Y CAPACITACIÓN DE LOS FUNCIONARIOS JUDICIALES

UNIDAD DE MEDIDA: *PROCESO* **META:** 27.813

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE LA MAGISTRATURA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	78.690	0	0	0	0	0	78.690
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	214.309	0	0	0	0	0	214.309
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	211.145	0	0	0	0	0	211.145
404	03	05	00	Maquinaria y equipos industriales y de taller	3.164	0	0	0	0	0	3.164
404	04	00	00	Equipos de transporte, tracción y elevación	3.548	0	0	0	0	0	3.548
404	04	05	00	Vehículos de tracción no motorizados	3.548	0	0	0	0	0	3.548
404	05	00	00	Equipos de comunicaciones y de señalamiento	70.394	0	0	0	0	0	70.394
404	05	01	00	Equipos de telecomunicaciones	70.394	0	0	0	0	0	70.394
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	213.420	0	0	0	0	0	213.420
404	07	02	00	Equipos de enseñanza, deporte y recreación	162.844	0	0	0	0	0	162.844
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	49.103	0	0	0	0	0	49.103
404	07	06	00	Instrumentos musicales y equipos de audio	1.473	0	0	0	0	0	1.473
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	689.298	0	0	0	0	0	689.298
404	09	01	00	Mobiliario y equipos de oficina	248.198	0	0	0	0	0	248.198
404	09	02	00	Equipos de computación	380.779	0	0	0	0	0	380.779
404	09	03	00	Mobiliario y equipos de alojamiento	43.705	0	0	0	0	0	43.705
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	16.616	0	0	0	0	0	16.616
404	12	00	00	Activos intangibles	3.080	0	0	0	0	0	3.080
404	12	04	00	Paquetes y programas de computación	3.080	0	0	0	0	0	3.080
				Totales	**5.999.913**	**0**	**0**	**0**	**0**	0	**5.999.913**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113750 210042000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: PROCESO **META:** 48.202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210042005 SEGURIDAD DE SEDES Y RECURSOS HUMANOS EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 146

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**283.454**	**0**	**0**	**0**	**0**	0	**283.454**
402	01	00	00	Productos alimenticios y agropecuarios	3.467	0	0	0	0	0	3.467
402	01	01	00	Alimentos y bebidas para personas	3.467	0	0	0	0	0	3.467
402	03	00	00	Textiles y vestuarios	21.788	0	0	0	0	0	21.788
402	03	01	00	Textiles	5.848	0	0	0	0	0	5.848
402	03	02	00	Prendas de vestir	15.940	0	0	0	0	0	15.940
402	04	00	00	Productos de cuero y caucho	3.950	0	0	0	0	0	3.950
402	04	03	00	Cauchos y tripas para vehículos	3.950	0	0	0	0	0	3.950
402	05	00	00	Productos de papel, cartón e impresos	4.084	0	0	0	0	0	4.084
402	05	03	00	Productos de papel y cartón para oficina	2.206	0	0	0	0	0	2.206
402	05	04	00	Libros, revistas y periódicos	491	0	0	0	0	0	491
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.387	0	0	0	0	0	1.387
402	06	00	00	Productos químicos y derivados	103.360	0	0	0	0	0	103.360
402	06	02	00	Abonos, plaguicidas y otros	1.001	0	0	0	0	0	1.001
402	06	03	00	Tintas, pinturas y colorantes	7.136	0	0	0	0	0	7.136
402	06	04	00	Productos farmacéuticos y medicamentos	41.160	0	0	0	0	0	41.160
402	06	05	00	Productos de tocador	937	0	0	0	0	0	937
402	06	06	00	Combustibles y lubricantes	1.301	0	0	0	0	0	1.301
402	06	08	00	Productos plásticos	51.825	0	0	0	0	0	51.825
402	08	00	00	Productos metálicos	65.146	0	0	0	0	0	65.146
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	7.093	0	0	0	0	0	7.093
402	08	05	00	Materiales de orden público, seguridad y defensa	34.828	0	0	0	0	0	34.828
402	08	09	00	Repuestos y accesorios para equipos de transporte	12.902	0	0	0	0	0	12.902
402	08	10	00	Repuestos y accesorios para otros equipos	4.320	0	0	0	0	0	4.320

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113750 210042000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: PROCESO **META:** 48.202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210042005 SEGURIDAD DE SEDES Y RECURSOS HUMANOS EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 146

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	99	00	Otros productos metálicos	6.003	0	0	0	0	0	6.003
402	10	00	00	Productos varios y útiles diversos	81.659	0	0	0	0	0	81.659
402	10	01	00	Artículos de deporte, recreación y juguetes	6.871	0	0	0	0	0	6.871
402	10	02	00	Materiales y útiles de limpieza y aseo	2.794	0	0	0	0	0	2.794
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.508	0	0	0	0	0	5.508
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.275	0	0	0	0	0	1.275
402	10	06	00	Condecoraciones, ofrendas y similares	3.826	0	0	0	0	0	3.826
402	10	07	00	Productos de seguridad en el trabajo	4.291	0	0	0	0	0	4.291
402	10	08	00	Materiales para equipos de computación	51.605	0	0	0	0	0	51.605
402	10	11	00	Materiales eléctricos	2.871	0	0	0	0	0	2.871
402	10	12	00	Materiales para instalaciones sanitarias	897	0	0	0	0	0	897
402	10	99	00	Otros productos y útiles diversos	1.721	0	0	0	0	0	1.721
403	**00**	**00**	**00**	**Servicios no personales**	**591.103**	**0**	**0**	**0**	**0**	0	**591.103**
403	06	00	00	Servicios de transporte y almacenaje	1.275	0	0	0	0	0	1.275
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.275	0	0	0	0	0	1.275
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.530	0	0	0	0	0	1.530
403	07	02	00	Imprenta y reproducción	1.530	0	0	0	0	0	1.530
403	09	00	00	Viáticos y pasajes	382.539	0	0	0	0	0	382.539
403	09	01	00	Viáticos y pasajes dentro del país	382.539	0	0	0	0	0	382.539
403	10	00	00	Servicios profesionales y técnicos	8.608	0	0	0	0	0	8.608
403	10	09	00	Servicios de lavandería y tintorería	3.826	0	0	0	0	0	3.826
403	10	99	00	Otros servicios profesionales y técnicos	4.782	0	0	0	0	0	4.782
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	21.223	0	0	0	0	0	21.223
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.733	0	0	0	0	0	2.733

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113750 210042000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: PROCESO **META:** 48.202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210042005 SEGURIDAD DE SEDES Y RECURSOS HUMANOS EN EL ÁMBITO NACIONAL

UNIDAD DE MEDIDA: PROCESO **META:** 146

RESPONSABLE/EJECUTOR: OFICINA DE SEGURIDAD

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.738	0	0	0	0	0	5.738
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	12.752	0	0	0	0	0	12.752
403	18	00	00	Impuestos indirectos	173.299	0	0	0	0	0	173.299
403	18	01	00	Impuesto al valor agregado	173.299	0	0	0	0	0	173.299
403	99	00	00	Otros servicios no personales	2.629	0	0	0	0	0	2.629
403	99	01	00	Otros servicios no personales	2.629	0	0	0	0	0	2.629
404	**00**	**00**	**00**	**Activos reales**	**1.125.442**	**0**	**0**	**0**	**0**	0	**1.125.442**
404	05	00	00	Equipos de comunicaciones y de señalamiento	461.320	0	0	0	0	0	461.320
404	05	01	00	Equipos de telecomunicaciones	461.320	0	0	0	0	0	461.320
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	553.616	0	0	0	0	0	553.616
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	553.616	0	0	0	0	0	553.616
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	110.506	0	0	0	0	0	110.506
404	09	01	00	Mobiliario y equipos de oficina	34.191	0	0	0	0	0	34.191
404	09	02	00	Equipos de computación	49.952	0	0	0	0	0	49.952
404	09	03	00	Mobiliario y equipos de alojamiento	26.363	0	0	0	0	0	26.363
				Totales	**1.999.999**	**0**	**0**	**0**	**0**	0	**1.999.999**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113750 210042000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: PROCESO **META:** 48.202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210042006 PROYECCIÓN DE LA IMAGEN INSTITUCIONAL

UNIDAD DE MEDIDA: EVENTO **META:** 16.384

RESPONSABLE/EJECUTOR: OFICINA DE INFORMACIÓN Y RELACIONES INSTITUCIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**250.614**	**0**	**0**	**0**	**0**	0	**250.614**
402	01	00	00	Productos alimenticios y agropecuarios	101.459	0	0	0	0	0	101.459
402	01	01	00	Alimentos y bebidas para personas	101.459	0	0	0	0	0	101.459
402	03	00	00	Textiles y vestuarios	10.319	0	0	0	0	0	10.319
402	03	01	00	Textiles	2.186	0	0	0	0	0	2.186
402	03	02	00	Prendas de vestir	6.051	0	0	0	0	0	6.051
402	03	03	00	Calzados	2.082	0	0	0	0	0	2.082
402	05	00	00	Productos de papel, cartón e impresos	42.719	0	0	0	0	0	42.719
402	05	01	00	Pulpa de madera, papel y cartón	3.316	0	0	0	0	0	3.316
402	05	03	00	Productos de papel y cartón para oficina	22.576	0	0	0	0	0	22.576
402	05	04	00	Libros, revistas y periódicos	12.252	0	0	0	0	0	12.252
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.575	0	0	0	0	0	4.575
402	06	00	00	Productos químicos y derivados	4.697	0	0	0	0	0	4.697
402	06	04	00	Productos farmacéuticos y medicamentos	1.920	0	0	0	0	0	1.920
402	06	08	00	Productos plásticos	2.777	0	0	0	0	0	2.777
402	10	00	00	Productos varios y útiles diversos	90.440	0	0	0	0	0	90.440
402	10	03	00	Utensilios de cocina y comedor	931	0	0	0	0	0	931
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.328	0	0	0	0	0	7.328
402	10	06	00	Condecoraciones, ofrendas y similares	28.323	0	0	0	0	0	28.323
402	10	08	00	Materiales para equipos de computación	53.323	0	0	0	0	0	53.323
402	10	11	00	Materiales eléctricos	535	0	0	0	0	0	535
402	99	00	00	Otros materiales y suministros	980	0	0	0	0	0	980
402	99	01	00	Otros materiales y suministros	980	0	0	0	0	0	980
403	**00**	**00**	**00**	**Servicios no personales**	**749.385**	**0**	**0**	**0**	**0**	0	**749.385**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113750 210042000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: PROCESO **META:** 48.202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210042006 PROYECCIÓN DE LA IMAGEN INSTITUCIONAL

UNIDAD DE MEDIDA: EVENTO **META:** 16.384

RESPONSABLE/EJECUTOR: OFICINA DE INFORMACIÓN Y RELACIONES INSTITUCIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	362.829	0	0	0	0	0	362.829
403	07	02	00	Imprenta y reproducción	158.916	0	0	0	0	0	158.916
403	07	04	00	Avisos	203.913	0	0	0	0	0	203.913
403	09	00	00	Viáticos y pasajes	306.670	0	0	0	0	0	306.670
403	09	01	00	Viáticos y pasajes dentro del país	306.670	0	0	0	0	0	306.670
403	10	00	00	Servicios profesionales y técnicos	4.644	0	0	0	0	0	4.644
403	10	09	00	Servicios de lavandería y tintorería	4.644	0	0	0	0	0	4.644
403	18	00	00	Impuestos indirectos	74.285	0	0	0	0	0	74.285
403	18	01	00	Impuesto al valor agregado	74.285	0	0	0	0	0	74.285
403	99	00	00	Otros servicios no personales	957	0	0	0	0	0	957
403	99	01	00	Otros servicios no personales	957	0	0	0	0	0	957
				Totales	**999.999**	**0**	**0**	**0**	**0**	0	**999.999**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113750 210042000 ADMINISTRACIÓN, CONTROL Y EVALUACIÓN DE LOS PROCESOS EN EL ÁMBITO NACIONAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: PROCESO **META:** 48.202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210042007 EJECUCIÓN DE AUDITORÍAS A DEPENDENCIAS JUDICIALES Y ADMINISTRATIVAS

UNIDAD DE MEDIDA: PROCESO **META:** 15

RESPONSABLE/EJECUTOR: AUDITORÍA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**504.146**	**0**	**0**	**0**	**0**	0	**504.146**
403	09	00	00	Viáticos y pasajes	504.146	0	0	0	0	0	504.146
403	09	01	00	Viáticos y pasajes dentro del pais	504.146	0	0	0	0	0	504.146
				Totales	**504.146**	**0**	**0**	**0**	**0**	0	**504.146**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113768 210043000 MODERNIZACIÓN DE LAS DEPENDENCIAS JUDICIALES Y DEM CENTRAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: SEDE ADECUADA **META:** 202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.020.269**	**0**	**0**	**0**	**0**	**0**	**1.020.269**
402	01	00	00	Productos alimenticios y agropecuarios	10.225	0	0	0	0	0	10.225
402	01	01	00	Alimentos y bebidas para personas	10.225	0	0	0	0	0	10.225
402	03	00	00	Textiles y vestuarios	182.278	0	0	0	0	0	182.278
402	03	01	00	Textiles	74.940	0	0	0	0	0	74.940
402	03	02	00	Prendas de vestir	107.338	0	0	0	0	0	107.338
402	05	00	00	Productos de papel, cartón e impresos	861	0	0	0	0	0	861
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	861	0	0	0	0	0	861
402	06	00	00	Productos químicos y derivados	57.920	0	0	0	0	0	57.920
402	06	03	00	Tintas, pinturas y colorantes	23.689	0	0	0	0	0	23.689
402	06	08	00	Productos plásticos	34.231	0	0	0	0	0	34.231
402	08	00	00	Productos metálicos	79.321	0	0	0	0	0	79.321
402	08	07	00	Material de señalamiento	79.321	0	0	0	0	0	79.321
402	10	00	00	Productos varios y útiles diversos	689.664	0	0	0	0	0	689.664
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.148	0	0	0	0	0	1.148
402	10	08	00	Materiales para equipos de computación	72.256	0	0	0	0	0	72.256
402	10	11	00	Materiales eléctricos	616.260	0	0	0	0	0	616.260
403	**00**	**00**	**00**	**Servicios no personales**	**10.134.075**	**0**	**0**	**0**	**0**	**0**	**10.134.075**
403	04	00	00	Servicios básicos	99.114	0	0	0	0	0	99.114
403	04	05	00	Servicio de comunicaciones	99.114	0	0	0	0	0	99.114
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.295	0	0	0	0	0	2.295
403	07	02	00	Imprenta y reproducción	2.295	0	0	0	0	0	2.295
403	09	00	00	Viáticos y pasajes	133.657	0	0	0	0	0	133.657
403	09	01	00	Viáticos y pasajes dentro del país	133.657	0	0	0	0	0	133.657
403	10	00	00	Servicios profesionales y técnicos	1.342.157	0	0	0	0	0	1.342.157
403	10	03	00	Servicios de procesamiento de datos	1.251.300	0	0	0	0	0	1.251.300
403	10	07	00	Servicios de capacitación y adiestramiento	90.857	0	0	0	0	0	90.857
403	18	00	00	Impuestos indirectos	8.556.852	0	0	0	0	0	8.556.852
403	18	01	00	Impuesto al valor agregado	8.556.852	0	0	0	0	0	8.556.852

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113768 210043000 MODERNIZACIÓN DE LAS DEPENDENCIAS JUDICIALES Y DEM CENTRAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: SEDE ADECUADA **META:** 202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**68.843.267**	**0**	**0**	**0**	**0**	**0**	**68.843.267**
404	01	00	00	Repuestos y reparaciones mayores	5.501.092	0	0	0	0	0	5.501.092
404	01	01	00	Repuestos mayores	88.027	0	0	0	0	0	88.027
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	88.027	0	0	0	0	0	88.027
404	01	02	00	Reparaciones mayores de maquinaria y equipos	5.413.065	0	0	0	0	0	5.413.065
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	5.413.065	0	0	0	0	0	5.413.065
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	43.520.509	0	0	0	0	0	43.520.509
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	43.520.509	0	0	0	0	0	43.520.509
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.889.998	0	0	0	0	0	1.889.998
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.889.998	0	0	0	0	0	1.889.998
404	05	00	00	Equipos de comunicaciones y de señalamiento	881.768	0	0	0	0	0	881.768
404	05	01	00	Equipos de telecomunicaciones	881.768	0	0	0	0	0	881.768
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	589.037	0	0	0	0	0	589.037
404	07	02	00	Equipos de enseñanza, deporte y recreación	30.503	0	0	0	0	0	30.503
404	07	03	00	Obras de arte	558.534	0	0	0	0	0	558.534
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.327.314	0	0	0	0	0	14.327.314
404	09	01	00	Mobiliario y equipos de oficina	4.261.451	0	0	0	0	0	4.261.451
404	09	02	00	Equipos de computación	9.995.796	0	0	0	0	0	9.995.796
404	09	03	00	Mobiliario y equipos de alojamiento	34.680	0	0	0	0	0	34.680
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	35.387	0	0	0	0	0	35.387
404	12	00	00	Activos intangibles	176.125	0	0	0	0	0	176.125
404	12	04	00	Paquetes y programas de computación	176.125	0	0	0	0	0	176.125
404	13	00	00	Estudios y proyectos para inversión en activos fijos	1.001.029	0	0	0	0	0	1.001.029
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	1.001.029	0	0	0	0	0	1.001.029
404	14	00	00	Contratación de inspección de obras	956.395	0	0	0	0	0	956.395
404	14	01	00	Contratación de inspección de obras de bienes del dominio privado	956.395	0	0	0	0	0	956.395
411	**00**	**00**	**00**	**Disminución de pasivos**	**3.001.854**	**0**	**0**	**0**	**0**	**0**	**3.001.854**
411	11	00	00	Obligaciones de ejercicios anteriores	3.001.854	0	0	0	0	0	3.001.854

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113768 210043000 MODERNIZACIÓN DE LAS DEPENDENCIAS JUDICIALES Y DEM CENTRAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: SEDE ADECUADA **META:** 202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	11	04	00	Compromisos pendientes de ejercicios anteriores	3.001.854	0	0	0	0	0	3.001.854
				Totales	**82.999.465**	**0**	**0**	**0**	**0**	**0**	**82.999.465**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113768 210043000 MODERNIZACIÓN DE LAS DEPENDENCIAS JUDICIALES Y DEM CENTRAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: SEDE ADECUADA

META: 202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113768 210043000 MODERNIZACIÓN DE LAS DEPENDENCIAS JUDICIALES Y DEM CENTRAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: SEDE ADECUADA **META:** 202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 210043001 CONSTRUCCIÓN Y REHABILITACIÓN DE SEDES

UNIDAD DE MEDIDA: SEDE ADECUADA **META:** 86

RESPONSABLE/EJECUTOR: CONSTRUCCIÓN DE SEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**6.106.920**	**0**	**0**	**0**	**0**	0	**6.106.920**
403	18	00	00	Impuestos indirectos	6.106.920	0	0	0	0	0	6.106.920
403	18	01	00	Impuesto al valor agregado	6.106.920	0	0	0	0	0	6.106.920
404	**00**	**00**	**00**	**Activos reales**	**50.890.998**	**0**	**0**	**0**	**0**	0	**50.890.998**
404	01	00	00	Repuestos y reparaciones mayores	5.413.065	0	0	0	0	0	5.413.065
404	01	02	00	Reparaciones mayores de maquinaria y equipos	5.413.065	0	0	0	0	0	5.413.065
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	5.413.065	0	0	0	0	0	5.413.065
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	43.520.509	0	0	0	0	0	43.520.509
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	43.520.509	0	0	0	0	0	43.520.509
404	13	00	00	Estudios y proyectos para inversión en activos fijos	1.001.029	0	0	0	0	0	1.001.029
404	13	01	00	Estudios y proyectos aplicables a bienes del dominio privado	1.001.029	0	0	0	0	0	1.001.029
404	14	00	00	Contratación de inspección de obras	956.395	0	0	0	0	0	956.395
404	14	01	00	Contratación de inspección de obras de bienes del dominio privado	956.395	0	0	0	0	0	956.395
411	**00**	**00**	**00**	**Disminución de pasivos**	**3.001.854**	**0**	**0**	**0**	**0**	0	**3.001.854**
411	11	00	00	Obligaciones de ejercicios anteriores	3.001.854	0	0	0	0	0	3.001.854
411	11	04	00	Compromisos pendientes de ejercicios anteriores	3.001.854	0	0	0	0	0	3.001.854
				Totales	**59.999.772**	**0**	**0**	**0**	**0**	0	**59.999.772**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113768 210043000 MODERNIZACIÓN DE LAS DEPENDENCIAS JUDICIALES Y DEM CENTRAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: SEDE ADECUADA **META:** 202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210043002 ORGANIZACIÓN DE LOS TRIBUNALES EN DIFERENTES MATERIAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 23

RESPONSABLE/EJECUTOR: ORGANIZACIÓN JUDICIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**884.003**	**0**	**0**	**0**	**0**	0	**884.003**
402	03	00	00	Textiles y vestuarios	182.278	0	0	0	0	0	182.278
402	03	01	00	Textiles	74.940	0	0	0	0	0	74.940
402	03	02	00	Prendas de vestir	107.338	0	0	0	0	0	107.338
402	06	00	00	Productos químicos y derivados	57.920	0	0	0	0	0	57.920
402	06	03	00	Tintas, pinturas y colorantes	23.689	0	0	0	0	0	23.689
402	06	08	00	Productos plásticos	34.231	0	0	0	0	0	34.231
402	08	00	00	Productos metálicos	79.321	0	0	0	0	0	79.321
402	08	07	00	Material de señalamiento	79.321	0	0	0	0	0	79.321
402	10	00	00	Productos varios y útiles diversos	564.484	0	0	0	0	0	564.484
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.148	0	0	0	0	0	1.148
402	10	08	00	Materiales para equipos de computación	72.256	0	0	0	0	0	72.256
402	10	11	00	Materiales eléctricos	491.080	0	0	0	0	0	491.080
403	**00**	**00**	**00**	**Servicios no personales**	**2.027.666**	**0**	**0**	**0**	**0**	0	**2.027.666**
403	04	00	00	Servicios básicos	99.114	0	0	0	0	0	99.114
403	04	05	00	Servicio de comunicaciones	99.114	0	0	0	0	0	99.114
403	18	00	00	Impuestos indirectos	1.928.552	0	0	0	0	0	1.928.552
403	18	01	00	Impuesto al valor agregado	1.928.552	0	0	0	0	0	1.928.552
404	**00**	**00**	**00**	**Activos reales**	**15.088.153**	**0**	**0**	**0**	**0**	0	**15.088.153**
404	01	00	00	Repuestos y reparaciones mayores	88.027	0	0	0	0	0	88.027
404	01	01	00	Repuestos mayores	88.027	0	0	0	0	0	88.027
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	88.027	0	0	0	0	0	88.027
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.889.998	0	0	0	0	0	1.889.998
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.889.998	0	0	0	0	0	1.889.998

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113768 210043000 MODERNIZACIÓN DE LAS DEPENDENCIAS JUDICIALES Y DEM CENTRAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: SEDE ADECUADA **META:** 202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210043002 ORGANIZACIÓN DE LOS TRIBUNALES EN DIFERENTES MATERIAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 23

RESPONSABLE/EJECUTOR: ORGANIZACIÓN JUDICIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	659.714	0	0	0	0	0	659.714
404	05	01	00	Equipos de telecomunicaciones	659.714	0	0	0	0	0	659.714
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	589.037	0	0	0	0	0	589.037
404	07	02	00	Equipos de enseñanza, deporte y recreación	30.503	0	0	0	0	0	30.503
404	07	03	00	Obras de arte	558.534	0	0	0	0	0	558.534
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.685.252	0	0	0	0	0	11.685.252
404	09	01	00	Mobiliario y equipos de oficina	4.261.451	0	0	0	0	0	4.261.451
404	09	02	00	Equipos de computación	7.353.734	0	0	0	0	0	7.353.734
404	09	03	00	Mobiliario y equipos de alojamiento	34.680	0	0	0	0	0	34.680
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	35.387	0	0	0	0	0	35.387
404	12	00	00	Activos intangibles	176.125	0	0	0	0	0	176.125
404	12	04	00	Paquetes y programas de computación	176.125	0	0	0	0	0	176.125
				Totales	**17.999.822**	**0**	**0**	**0**	**0**	0	**17.999.822**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113768 210043000 MODERNIZACIÓN DE LAS DEPENDENCIAS JUDICIALES Y DEM CENTRAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: SEDE ADECUADA **META:** 202

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210043003 PROVISIÓN TECNOLÓGICA DE LAS CIRCUNSCRIPCIONES JUDICIALES Y DEM CENTRAL

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 93

RESPONSABLE/EJECUTOR: OFICINA DE DESARROLLO INFORMÁTICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**136.266**	**0**	**0**	**0**	**0**	0	**136.266**
402	01	00	00	Productos alimenticios y agropecuarios	10.225	0	0	0	0	0	10.225
402	01	01	00	Alimentos y bebidas para personas	10.225	0	0	0	0	0	10.225
402	05	00	00	Productos de papel, cartón e impresos	861	0	0	0	0	0	861
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	861	0	0	0	0	0	861
402	10	00	00	Productos varios y útiles diversos	125.180	0	0	0	0	0	125.180
402	10	11	00	Materiales eléctricos	125.180	0	0	0	0	0	125.180
403	**00**	**00**	**00**	**Servicios no personales**	**1.999.489**	**0**	**0**	**0**	**0**	0	**1.999.489**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.295	0	0	0	0	0	2.295
403	07	02	00	Imprenta y reproducción	2.295	0	0	0	0	0	2.295
403	09	00	00	Viáticos y pasajes	133.657	0	0	0	0	0	133.657
403	09	01	00	Viáticos y pasajes dentro del país	133.657	0	0	0	0	0	133.657
403	10	00	00	Servicios profesionales y técnicos	1.342.157	0	0	0	0	0	1.342.157
403	10	03	00	Servicios de procesamiento de datos	1.251.300	0	0	0	0	0	1.251.300
403	10	07	00	Servicios de capacitación y adiestramiento	90.857	0	0	0	0	0	90.857
403	18	00	00	Impuestos indirectos	521.380	0	0	0	0	0	521.380
403	18	01	00	Impuesto al valor agregado	521.380	0	0	0	0	0	521.380
404	**00**	**00**	**00**	**Activos reales**	**2.864.116**	**0**	**0**	**0**	**0**	0	**2.864.116**
404	05	00	00	Equipos de comunicaciones y de señalamiento	222.054	0	0	0	0	0	222.054
404	05	01	00	Equipos de telecomunicaciones	222.054	0	0	0	0	0	222.054
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.642.062	0	0	0	0	0	2.642.062
404	09	02	00	Equipos de computación	2.642.062	0	0	0	0	0	2.642.062
				Totales	**4.999.871**	**0**	**0**	**0**	**0**	0	**4.999.871**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.956.248.996**	**0**	**0**	**0**	**0**	**0**	**1.956.248.996**
401	01	00	00	Sueldos, salarios y otras retribuciones	979.032.833	0	0	0	0	0	979.032.833
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	812.568.530	0	0	0	0	0	812.568.530
401	01	03	00	Suplencias a empleados	46.822.459	0	0	0	0	0	46.822.459
401	01	08	00	Sueldo al personal en trámite de nombramiento	2.196.370	0	0	0	0	0	2.196.370
401	01	09	00	Remuneraciones al personal en período de disponibilidad	472.896	0	0	0	0	0	472.896
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	21.044.530	0	0	0	0	0	21.044.530
401	01	12	00	Salarios a obreros en puestos no permanentes	8.211.550	0	0	0	0	0	8.211.550
401	01	13	00	Suplencias a obreros	308.481	0	0	0	0	0	308.481
401	01	18	00	Remuneraciones al personal contratado	82.128.519	0	0	0	0	0	82.128.519
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	20.725	0	0	0	0	0	20.725
401	01	99	00	Otras retribuciones	5.258.773	0	0	0	0	0	5.258.773
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	49.407.786	0	0	0	0	0	49.407.786
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	46.470.979	0	0	0	0	0	46.470.979
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	2.936.807	0	0	0	0	0	2.936.807
401	03	00	00	Primas	168.773.446	0	0	0	0	0	168.773.446
401	03	01	00	Primas por mérito a empleados	26.153.670	0	0	0	0	0	26.153.670
401	03	02	00	Primas de transporte a empleados	862.837	0	0	0	0	0	862.837
401	03	08	00	Primas de profesionalización a empleados	8.876.537	0	0	0	0	0	8.876.537
401	03	09	00	Primas por antigüedad a empleados	127.586.796	0	0	0	0	0	127.586.796
401	03	16	00	Primas por mérito a obreros	2.383.087	0	0	0	0	0	2.383.087
401	03	17	00	Primas de transporte a obreros	195.011	0	0	0	0	0	195.011
401	03	19	00	Primas por hijos de obreros	104.521	0	0	0	0	0	104.521
401	03	21	00	Primas por antigüedad a obreros	2.610.987	0	0	0	0	0	2.610.987
401	04	00	00	Complementos de sueldos y salarios	27.500.129	0	0	0	0	0	27.500.129
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	6.267.160	0	0	0	0	0	6.267.160
401	04	02	00	Complemento a empleados por trabajo nocturno	187.231	0	0	0	0	0	187.231
401	04	03	00	Complemento a empleados por gastos de alimentación	275.341	0	0	0	0	0	275.341

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	05	00	Complemento a empleados por gastos de representación	7.590	0	0	0	0	0	7.590
401	04	08	00	Bono compensatorio de alimentación a empleados	3.204.360	0	0	0	0	0	3.204.360
401	04	09	00	Bono compensatorio de transporte a empleados	24.835	0	0	0	0	0	24.835
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	244.615	0	0	0	0	0	244.615
401	04	16	00	Complemento a obreros por gastos de alimentación	133.532	0	0	0	0	0	133.532
401	04	19	00	Bono compensatorio de transporte a obreros	105.753	0	0	0	0	0	105.753
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.675.102	0	0	0	0	0	1.675.102
401	04	25	00	Complemento al personal contratado por gastos de alimentación	417	0	0	0	0	0	417
401	04	96	00	Otros complementos a empleados	12.454.308	0	0	0	0	0	12.454.308
401	04	97	00	Otros complementos a obreros	363.312	0	0	0	0	0	363.312
401	04	98	00	Otros complementos al personal contratado	2.556.573	0	0	0	0	0	2.556.573
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	472.346.814	0	0	0	0	0	472.346.814
401	05	01	00	Aguinaldos a empleados	333.589.214	0	0	0	0	0	333.589.214
401	05	03	00	Bono vacacional a empleados	91.021.709	0	0	0	0	0	91.021.709
401	05	04	00	Aguinaldos a obreros	7.708.200	0	0	0	0	0	7.708.200
401	05	06	00	Bono vacacional a obreros	3.738.500	0	0	0	0	0	3.738.500
401	05	07	00	Aguinaldos al personal contratado	28.356.550	0	0	0	0	0	28.356.550
401	05	08	00	Bono vacacional al personal contratado	7.932.641	0	0	0	0	0	7.932.641
401	06	00	00	Aportes patronales y legales	106.045.515	0	0	0	0	0	106.045.515
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	60.403.226	0	0	0	0	0	60.403.226
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	15.106.460	0	0	0	0	0	15.106.460
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	16.336.717	0	0	0	0	0	16.336.717
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.911.581	0	0	0	0	0	1.911.581
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	437.970	0	0	0	0	0	437.970
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	438.233	0	0	0	0	0	438.233
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	9.647.702	0	0	0	0	0	9.647.702
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	1.763.626	0	0	0	0	0	1.763.626
401	07	00	00	Asistencia socio-económica	153.142.473	0	0	0	0	0	153.142.473

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN

META: 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	02	00	Becas a empleados	1.243.135	0	0	0	0	0	1.243.135
401	07	03	00	Ayudas por matrimonio a empleados	37.991	0	0	0	0	0	37.991
401	07	04	00	Ayudas por nacimiento de hijos a empleados	83.745	0	0	0	0	0	83.745
401	07	05	00	Ayudas por defunción a empleados	45.960	0	0	0	0	0	45.960
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	107.903.248	0	0	0	0	0	107.903.248
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	116.881	0	0	0	0	0	116.881
401	07	10	00	Dotación de uniformes a empleados	264.000	0	0	0	0	0	264.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	13.849.336	0	0	0	0	0	13.849.336
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	8.843.673	0	0	0	0	0	8.843.673
401	07	18	00	Becas a obreros	322.629	0	0	0	0	0	322.629
401	07	19	00	Ayudas por matrimonio de obreros	4.983	0	0	0	0	0	4.983
401	07	20	00	Ayudas por nacimiento de hijos de obreros	6.387	0	0	0	0	0	6.387
401	07	21	00	Ayudas por defunción a obreros	39.088	0	0	0	0	0	39.088
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	4.887.005	0	0	0	0	0	4.887.005
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	53.831	0	0	0	0	0	53.831
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	534.979	0	0	0	0	0	534.979
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	753.802	0	0	0	0	0	753.802
401	07	96	00	Otras subvenciones a empleados	12.812.800	0	0	0	0	0	12.812.800
401	07	97	00	Otras subvenciones a obreros	1.339.000	0	0	0	0	0	1.339.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**41.161.690**	**0**	**0**	**0**	**0**	**0**	**41.161.690**
402	01	00	00	Productos alimenticios y agropecuarios	2.825.271	0	0	0	0	0	2.825.271
402	01	01	00	Alimentos y bebidas para personas	2.807.069	0	0	0	0	0	2.807.069
402	01	03	00	Productos agrícolas y pecuarios	18.202	0	0	0	0	0	18.202
402	02	00	00	Productos de minas, canteras y yacimientos	14.344	0	0	0	0	0	14.344
402	02	05	00	Piedra, arcilla, arena y tierra	14.344	0	0	0	0	0	14.344
402	03	00	00	Textiles y vestuarios	165.606	0	0	0	0	0	165.606
402	03	01	00	Textiles	140.530	0	0	0	0	0	140.530
402	03	02	00	Prendas de vestir	25.076	0	0	0	0	0	25.076

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	00	00	Productos de cuero y caucho	547.737	0	0	0	0	0	547.737
402	04	02	00	Productos de cuero y sucedáneos del cuero	7.868	0	0	0	0	0	7.868
402	04	03	00	Cauchos y tripas para vehículos	539.869	0	0	0	0	0	539.869
402	05	00	00	Productos de papel, cartón e impresos	13.840.483	0	0	0	0	0	13.840.483
402	05	01	00	Pulpa de madera, papel y cartón	1.393.099	0	0	0	0	0	1.393.099
402	05	02	00	Envases y cajas de papel y cartón	116.295	0	0	0	0	0	116.295
402	05	03	00	Productos de papel y cartón para oficina	11.729.928	0	0	0	0	0	11.729.928
402	05	04	00	Libros, revistas y periódicos	67.229	0	0	0	0	0	67.229
402	05	06	00	Productos de papel y cartón para computación	228.630	0	0	0	0	0	228.630
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	305.302	0	0	0	0	0	305.302
402	06	00	00	Productos químicos y derivados	3.140.852	0	0	0	0	0	3.140.852
402	06	01	00	Sustancias químicas y de uso industrial	107.039	0	0	0	0	0	107.039
402	06	02	00	Abonos, plaguicidas y otros	78.882	0	0	0	0	0	78.882
402	06	03	00	Tintas, pinturas y colorantes	1.719.487	0	0	0	0	0	1.719.487
402	06	04	00	Productos farmacéuticos y medicamentos	34.420	0	0	0	0	0	34.420
402	06	05	00	Productos de tocador	68.272	0	0	0	0	0	68.272
402	06	06	00	Combustibles y lubricantes	245.853	0	0	0	0	0	245.853
402	06	07	00	Productos diversos derivados del petróleo y del carbón	23.208	0	0	0	0	0	23.208
402	06	08	00	Productos plásticos	863.691	0	0	0	0	0	863.691
402	07	00	00	Productos minerales no metálicos	210.724	0	0	0	0	0	210.724
402	07	01	00	Productos de barro, loza y porcelana	8.844	0	0	0	0	0	8.844
402	07	02	00	Vidrios y productos de vidrio	99.108	0	0	0	0	0	99.108
402	07	03	00	Productos de arcilla para construcción	18.611	0	0	0	0	0	18.611
402	07	04	00	Cemento, cal y yeso	84.161	0	0	0	0	0	84.161
402	08	00	00	Productos metálicos	2.265.123	0	0	0	0	0	2.265.123
402	08	01	00	Productos primarios de hierro y acero	38.832	0	0	0	0	0	38.832
402	08	02	00	Productos de metales no ferrosos	6.362	0	0	0	0	0	6.362
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.083.759	0	0	0	0	0	1.083.759
402	08	04	00	Productos metálicos estructurales	11.317	0	0	0	0	0	11.317

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	05	00	Materiales de orden público, seguridad y defensa	73.092	0	0	0	0	0	73.092
402	08	07	00	Material de señalamiento	85.098	0	0	0	0	0	85.098
402	08	09	00	Repuestos y accesorios para equipos de transporte	469.201	0	0	0	0	0	469.201
402	08	10	00	Repuestos y accesorios para otros equipos	420.115	0	0	0	0	0	420.115
402	08	99	00	Otros productos metálicos	77.347	0	0	0	0	0	77.347
402	09	00	00	Productos de madera	81.980	0	0	0	0	0	81.980
402	09	01	00	Productos primarios de madera	59.506	0	0	0	0	0	59.506
402	09	02	00	Muebles y accesorios de madera para edificaciones	22.474	0	0	0	0	0	22.474
402	10	00	00	Productos varios y útiles diversos	17.958.658	0	0	0	0	0	17.958.658
402	10	01	00	Artículos de deporte, recreación y juguetes	14.671	0	0	0	0	0	14.671
402	10	02	00	Materiales y útiles de limpieza y aseo	1.377.617	0	0	0	0	0	1.377.617
402	10	03	00	Utensilios de cocina y comedor	19.426	0	0	0	0	0	19.426
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	92.047	0	0	0	0	0	92.047
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.432.920	0	0	0	0	0	2.432.920
402	10	06	00	Condecoraciones, ofrendas y similares	134.916	0	0	0	0	0	134.916
402	10	07	00	Productos de seguridad en el trabajo	212.867	0	0	0	0	0	212.867
402	10	08	00	Materiales para equipos de computación	11.695.158	0	0	0	0	0	11.695.158
402	10	11	00	Materiales eléctricos	1.455.456	0	0	0	0	0	1.455.456
402	10	12	00	Materiales para instalaciones sanitarias	335.642	0	0	0	0	0	335.642
402	10	13	00	Materiales fotográficos	34.573	0	0	0	0	0	34.573
402	10	99	00	Otros productos y útiles diversos	153.365	0	0	0	0	0	153.365
402	99	00	00	Otros materiales y suministros	110.912	0	0	0	0	0	110.912
402	99	01	00	Otros materiales y suministros	110.912	0	0	0	0	0	110.912
403	**00**	**00**	**00**	**Servicios no personales**	**44.353.007**	**0**	**0**	**0**	**0**	**0**	**44.353.007**
403	01	00	00	Alquileres de inmuebles	. 24.493	0	0	0	0	0	24.493
403	01	01	00	Alquileres de edificios y locales	24.493	0	0	0	0	0	24.493
403	02	00	00	Alquileres de maquinaria y equipos	38.775	0	0	0	0	0	38.775
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	14.244	0	0	0	0	0	14.244
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	16.879	0	0	0	0	0	16.879

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	99	00	Alquileres de otras maquinaria y equipos	7.652	0	0	0	0	0	7.652
403	04	00	00	Servicios básicos	139.978	0	0	0	0	0	139.978
403	04	04	00	Teléfonos	31.950	0	0	0	0	0	31.950
403	04	05	00	Servicio de comunicaciones	108.028	0	0	0	0	0	108.028
403	06	00	00	Servicios de transporte y almacenaje	179.520	0	0	0	0	0	179.520
403	06	01	00	Fletes y embalajes	77.161	0	0	0	0	0	77.161
403	06	03	00	Estacionamiento	32.213	0	0	0	0	0	32.213
403	06	04	00	Peaje	867	0	0	0	0	0	867
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	69.279	0	0	0	0	0	69.279
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.350.090	0	0	0	0	0	1.350.090
403	07	01	00	Publicidad y propaganda	206.097	0	0	0	0	0	206.097
403	07	02	00	Imprenta y reproducción	594.497	0	0	0	0	0	594.497
403	07	03	00	Relaciones sociales	283.659	0	0	0	0	0	283.659
403	07	04	00	Avisos	265.837	0	0	0	0	0	265.837
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.033.366	0	0	0	0	0	1.033.366
403	08	02	00	Comisiones y gastos bancarios	1.033.366	0	0	0	0	0	1.033.366
403	09	00	00	Viáticos y pasajes	7.296.259	0	0	0	0	0	7.296.259
403	09	01	00	Viáticos y pasajes dentro del país	7.190.719	0	0	0	0	0	7.190.719
403	09	02	00	Viáticos y pasajes fuera del país	105.540	0	0	0	0	0	105.540
403	10	00	00	Servicios profesionales y técnicos	510.413	0	0	0	0	0	510.413
403	10	07	00	Servicios de capacitación y adiestramiento	111.580	0	0	0	0	0	111.580
403	10	09	00	Servicios de lavandería y tintorería	12.625	0	0	0	0	0	12.625
403	10	99	00	Otros servicios profesionales y técnicos	386.208	0	0	0	0	0	386.208
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.418.308	0	0	0	0	0	8.418.308
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.883.674	0	0	0	0	0	2.883.674
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	269.401	0	0	0	0	0	269.401
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	19.845	0	0	0	0	0	19.845
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	3.826	0	0	0	0	0	3.826

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	60.442	0	0	0	0	0	60.442
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.927.718	0	0	0	0	0	4.927.718
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	253.402	0	0	0	0	0	253.402
403	12	00	00	Conservación y reparaciones menores de obras	7.163.184	0	0	0	0	0	7.163.184
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	7.163.184	0	0	0	0	0	7.163.184
403	15	00	00	Servicios fiscales	8.926	0	0	0	0	0	8.926
403	15	02	00	Tasas y otros derechos obligatorios	8.926	0	0	0	0	0	8.926
403	18	00	00	Impuestos indirectos	15.293.394	0	0	0	0	0	15.293.394
403	18	01	00	Impuesto al valor agregado	15.293.394	0	0	0	0	0	15.293.394
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.443.942	0	0	0	0	0	2.443.942
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.443.942	0	0	0	0	0	2.443.942
403	99	00	00	Otros servicios no personales	452.359	0	0	0	0	0	452.359
403	99	01	00	Otros servicios no personales	452.359	0	0	0	0	0	452.359
404	**00**	**00**	**00**	**Activos reales**	**10.612.384**	**0**	**0**	**0**	**0**	**0**	**10.612.384**
404	01	00	00	Repuestos y reparaciones mayores	978.299	0	0	0	0	0	978.299
404	01	01	00	Repuestos mayores	518.640	0	0	0	0	0	518.640
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	19.394	0	0	0	0	0	19.394
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	499.246	0	0	0	0	0	499.246
404	01	02	00	Reparaciones mayores de maquinaria y equipos	459.659	0	0	0	0	0	459.659
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	267.185	0	0	0	0	0	267.185
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	192.474	0	0	0	0	0	192.474
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	961.108	0	0	0	0	0	961.108
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	63.252	0	0	0	0	0	63.252
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	2.709	0	0	0	0	0	2.709
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	635.062	0	0	0	0	0	635.062
404	03	05	00	Maquinaria y equipos industriales y de taller	195.976	0	0	0	0	0	195.976
404	03	06	00	Maquinaria y equipos de energía	42.039	0	0	0	0	0	42.039
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	22.070	0	0	0	0	0	22.070

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN

META: 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	00	00	Equipos de transporte, tracción y elevación	749.023	0	0	0	0	0	749.023
404	04	01	00	Vehículos automotores terrestres	710.355	0	0	0	0	0	710.355
404	04	05	00	Vehículos de tracción no motorizados	38.668	0	0	0	0	0	38.668
404	05	00	00	Equipos de comunicaciones y de señalamiento	677.315	0	0	0	0	0	677.315
404	05	01	00	Equipos de telecomunicaciones	677.315	0	0	0	0	0	677.315
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	10.277	0	0	0	0	0	10.277
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	10.277	0	0	0	0	0	10.277
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	185.291	0	0	0	0	0	185.291
404	07	01	00	Equipos científicos y de laboratorio	3.028	0	0	0	0	0	3.028
404	07	02	00	Equipos de enseñanza, deporte y recreación	135.284	0	0	0	0	0	135.284
404	07	03	00	Obras de arte	45.334	0	0	0	0	0	45.334
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	689	0	0	0	0	0	689
404	07	06	00	Instrumentos musicales y equipos de audio	956	0	0	0	0	0	956
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	88.203	0	0	0	0	0	88.203
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	88.203	0	0	0	0	0	88.203
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.962.868	0	0	0	0	0	6.962.868
404	09	01	00	Mobiliario y equipos de oficina	2.231.003	0	0	0	0	0	2.231.003
404	09	02	00	Equipos de computación	2.895.177	0	0	0	0	0	2.895.177
404	09	03	00	Mobiliario y equipos de alojamiento	1.748.704	0	0	0	0	0	1.748.704
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	87.984	0	0	0	0	0	87.984
				Totales	**2.052.376.077**	**0**	**0**	**0**	**0**	**0**	**2.052.376.077**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044001 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 523

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**27.561.880**	**0**	**0**	**0**	**0**	0	**27.561.880**
401	01	00	00	Sueldos, salarios y otras retribuciones	12.423.999	0	0	0	0	0	12.423.999
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	9.019.456	0	0	0	0	0	9.019.456
401	01	03	00	Suplencias a empleados	722.245	0	0	0	0	0	722.245
401	01	08	00	Sueldo al personal en trámite de nombramiento	33.299	0	0	0	0	0	33.299
401	01	09	00	Remuneraciones al personal en período de disponibilidad	33.299	0	0	0	0	0	33.299
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	177.934	0	0	0	0	0	177.934
401	01	12	00	Salarios a obreros en puestos no permanentes	133.268	0	0	0	0	0	133.268
401	01	13	00	Suplencias a obreros	4.885	0	0	0	0	0	4.885
401	01	18	00	Remuneraciones al personal contratado	2.170.613	0	0	0	0	0	2.170.613
401	01	99	00	Otras retribuciones	129.000	0	0	0	0	0	129.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	779.265	0	0	0	0	0	779.265
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	755.213	0	0	0	0	0	755.213
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	24.052	0	0	0	0	0	24.052
401	03	00	00	Primas	1.885.618	0	0	0	0	0	1.885.618
401	03	01	00	Primas por mérito a empleados	286.770	0	0	0	0	0	286.770
401	03	02	00	Primas de transporte a empleados	5.750	0	0	0	0	0	5.750
401	03	08	00	Primas de profesionalización a empleados	114.238	0	0	0	0	0	114.238
401	03	09	00	Primas por antigüedad a empleados	1.451.131	0	0	0	0	0	1.451.131
401	03	16	00	Primas por mérito a obreros	10.306	0	0	0	0	0	10.306
401	03	17	00	Primas de transporte a obreros	1.610	0	0	0	0	0	1.610
401	03	19	00	Primas por hijos de obreros	1.380	0	0	0	0	0	1.380
401	03	21	00	Primas por antigüedad a obreros	14.433	0	0	0	0	0	14.433
401	04	00	00	Complementos de sueldos y salarios	576.571	0	0	0	0	0	576.571

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044001 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 523

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	245.413	0	0	0	0	0	245.413
401	04	03	00	Complemento a empleados por gastos de alimentación	290	0	0	0	0	0	290
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	3.984	0	0	0	0	0	3.984
401	04	16	00	Complemento a obreros por gastos de alimentación	230	0	0	0	0	0	230
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	68.488	0	0	0	0	0	68.488
401	04	96	00	Otros complementos a empleados	188.501	0	0	0	0	0	188.501
401	04	97	00	Otros complementos a obreros	6.593	0	0	0	0	0	6.593
401	04	98	00	Otros complementos al personal contratado	63.072	0	0	0	0	0	63.072
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.749.984	0	0	0	0	0	5.749.984
401	05	01	00	Aguinaldos a empleados	3.659.537	0	0	0	0	0	3.659.537
401	05	03	00	Bono vacacional a empleados	1.042.053	0	0	0	0	0	1.042.053
401	05	04	00	Aguinaldos a obreros	60.950	0	0	0	0	0	60.950
401	05	06	00	Bono vacacional a obreros	29.731	0	0	0	0	0	29.731
401	05	07	00	Aguinaldos al personal contratado	752.676	0	0	0	0	0	752.676
401	05	08	00	Bono vacacional al personal contratado	205.037	0	0	0	0	0	205.037
401	06	00	00	Aportes patronales y legales	1.347.347	0	0	0	0	0	1.347.347
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	665.458	0	0	0	0	0	665.458
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	180.070	0	0	0	0	0	180.070
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	180.389	0	0	0	0	0	180.389
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	16.014	0	0	0	0	0	16.014
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.559	0	0	0	0	0	3.559
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	3.559	0	0	0	0	0	3.559
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	252.220	0	0	0	0	0	252.220

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044001 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 523

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	46.078	0	0	0	0	0	46.078
401	07	00	00	Asistencia socio-económica	4.799.096	0	0	0	0	0	4.799.096
401	07	02	00	Becas a empleados	49.693	0	0	0	0	0	49.693
401	07	03	00	Ayudas por matrimonio a empleados	2.383	0	0	0	0	0	2.383
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.568	0	0	0	0	0	4.568
401	07	05	00	Ayudas por defunción a empleados	1.752	0	0	0	0	0	1.752
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.989.984	0	0	0	0	0	2.989.984
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.555	0	0	0	0	0	6.555
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	628.179	0	0	0	0	0	628.179
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	511.566	0	0	0	0	0	511.566
401	07	18	00	Becas a obreros	11.258	0	0	0	0	0	11.258
401	07	19	00	Ayudas por matrimonio de obreros	298	0	0	0	0	0	298
401	07	20	00	Ayudas por nacimiento de hijos de obreros	283	0	0	0	0	0	283
401	07	21	00	Ayudas por defunción a obreros	2.174	0	0	0	0	0	2.174
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	210.942	0	0	0	0	0	210.942
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	230	0	0	0	0	0	230
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	24.004	0	0	0	0	0	24.004
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	26.427	0	0	0	0	0	26.427
401	07	96	00	Otras subvenciones a empleados	298.800	0	0	0	0	0	298.800
401	07	97	00	Otras subvenciones a obreros	30.000	0	0	0	0	0	30.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**879.785**	**0**	**0**	**0**	**0**	0	**879.785**
402	01	00	00	Productos alimenticios y agropecuarios	52.994	0	0	0	0	0	52.994
402	01	01	00	Alimentos y bebidas para personas	50.858	0	0	0	0	0	50.858
402	01	03	00	Productos agrícolas y pecuarios	2.136	0	0	0	0	0	2.136

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044001 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 523

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	02	00	00	Productos de minas, canteras y yacimientos	1.913	0	0	0	0	0	1.913
402	02	05	00	Piedra, arcilla, arena y tierra	1.913	0	0	0	0	0	1.913
402	03	00	00	Textiles y vestuarios	10.959	0	0	0	0	0	10.959
402	03	01	00	Textiles	6.255	0	0	0	0	0	6.255
402	03	02	00	Prendas de vestir	4.704	0	0	0	0	0	4.704
402	04	00	00	Productos de cuero y caucho	31.853	0	0	0	0	0	31.853
402	04	03	00	Cauchos y tripas para vehículos	31.853	0	0	0	0	0	31.853
402	05	00	00	Productos de papel, cartón e impresos	232.734	0	0	0	0	0	232.734
402	05	01	00	Pulpa de madera, papel y cartón	29.689	0	0	0	0	0	29.689
402	05	02	00	Envases y cajas de papel y cartón	4.984	0	0	0	0	0	4.984
402	05	03	00	Productos de papel y cartón para oficina	175.419	0	0	0	0	0	175.419
402	05	06	00	Productos de papel y cartón para computación	10.782	0	0	0	0	0	10.782
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	11.860	0	0	0	0	0	11.860
402	06	00	00	Productos químicos y derivados	98.842	0	0	0	0	0	98.842
402	06	01	00	Sustancias químicas y de uso industrial	2.264	0	0	0	0	0	2.264
402	06	02	00	Abonos, plaguicidas y otros	7.264	0	0	0	0	0	7.264
402	06	03	00	Tintas, pinturas y colorantes	43.198	0	0	0	0	0	43.198
402	06	04	00	Productos farmacéuticos y medicamentos	4.009	0	0	0	0	0	4.009
402	06	05	00	Productos de tocador	2.928	0	0	0	0	0	2.928
402	06	06	00	Combustibles y lubricantes	16.652	0	0	0	0	0	16.652
402	06	07	00	Productos diversos derivados del petróleo y del carbón	2.031	0	0	0	0	0	2.031
402	06	08	00	Productos plásticos	20.496	0	0	0	0	0	20.496
402	07	00	00	Productos minerales no metálicos	10.906	0	0	0	0	0	10.906
402	07	02	00	Vidrios y productos de vidrio	6.635	0	0	0	0	0	6.635

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044001 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 523

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	03	00	Productos de arcilla para construcción	1.822	0	0	0	0	0	1.822
402	07	04	00	Cemento, cal y yeso	2.449	0	0	0	0	0	2.449
402	08	00	00	Productos metálicos	87.932	0	0	0	0	0	87.932
402	08	01	00	Productos primarios de hierro y acero	3.514	0	0	0	0	0	3.514
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	18.349	0	0	0	0	0	18.349
402	08	04	00	Productos metálicos estructurales	3.507	0	0	0	0	0	3.507
402	08	05	00	Materiales de orden público, seguridad y defensa	7.651	0	0	0	0	0	7.651
402	08	07	00	Material de señalamiento	2.748	0	0	0	0	0	2.748
402	08	09	00	Repuestos y accesorios para equipos de transporte	22.994	0	0	0	0	0	22.994
402	08	10	00	Repuestos y accesorios para otros equipos	22.786	0	0	0	0	0	22.786
402	08	99	00	Otros productos metálicos	6.383	0	0	0	0	0	6.383
402	09	00	00	Productos de madera	6.057	0	0	0	0	0	6.057
402	09	01	00	Productos primarios de madera	3.826	0	0	0	0	0	3.826
402	09	02	00	Muebles y accesorios de madera para edificaciones	2.231	0	0	0	0	0	2.231
402	10	00	00	Productos varios y útiles diversos	345.595	0	0	0	0	0	345.595
402	10	01	00	Artículos de deporte, recreación y juguetes	1.666	0	0	0	0	0	1.666
402	10	02	00	Materiales y útiles de limpieza y aseo	36.922	0	0	0	0	0	36.922
402	10	03	00	Utensilios de cocina y comedor	386	0	0	0	0	0	386
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	6.033	0	0	0	0	0	6.033
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	60.174	0	0	0	0	0	60.174
402	10	06	00	Condecoraciones, ofrendas y similares	2.694	0	0	0	0	0	2.694
402	10	07	00	Productos de seguridad en el trabajo	5.110	0	0	0	0	0	5.110
402	10	08	00	Materiales para equipos de computación	176.419	0	0	0	0	0	176.419
402	10	11	00	Materiales eléctricos	40.438	0	0	0	0	0	40.438

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044001 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 523

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	12	00	Materiales para instalaciones sanitarias	6.455	0	0	0	0	0	6.455
402	10	13	00	Materiales fotográficos	1.121	0	0	0	0	0	1.121
402	10	99	00	Otros productos y útiles diversos	8.177	0	0	0	0	0	8.177
403	**00**	**00**	**00**	**Servicios no personales**	**681.075**	**0**	**0**	**0**	**0**	0	**681.075**
403	02	00	00	Alquileres de maquinaria y equipos	1.084	0	0	0	0	0	1.084
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.084	0	0	0	0	0	1.084
403	06	00	00	Servicios de transporte y almacenaje	7.260	0	0	0	0	0	7.260
403	06	01	00	Fletes y embalajes	1.855	0	0	0	0	0	1.855
403	06	04	00	Peaje	512	0	0	0	0	0	512
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	4.893	0	0	0	0	0	4.893
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.964	0	0	0	0	0	12.964
403	07	02	00	Imprenta y reproducción	6.348	0	0	0	0	0	6.348
403	07	03	00	Relaciones sociales	6.616	0	0	0	0	0	6.616
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.870	0	0	0	0	0	2.870
403	08	02	00	Comisiones y gastos bancarios	2.870	0	0	0	0	0	2.870
403	09	00	00	Viáticos y pasajes	135.592	0	0	0	0	0	135.592
403	09	01	00	Viáticos y pasajes dentro del país	135.592	0	0	0	0	0	135.592
403	10	00	00	Servicios profesionales y técnicos	10.889	0	0	0	0	0	10.889
403	10	99	00	Otros servicios profesionales y técnicos	10.889	0	0	0	0	0	10.889
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	119.541	0	0	0	0	0	119.541
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	25.225	0	0	0	0	0	25.225
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	2.869	0	0	0	0	0	2.869
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	2.455	0	0	0	0	0	2.455
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos	76.240	0	0	0	0	0	76.240

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044001 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 523

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				de oficina y alojamiento							
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	12.752	0	0	0	0	0	12.752
403	12	00	00	Conservación y reparaciones menores de obras	70.917	0	0	0	0	0	70.917
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	70.917	0	0	0	0	0	70.917
403	18	00	00	Impuestos indirectos	276.223	0	0	0	0	0	276.223
403	18	01	00	Impuesto al valor agregado	276.223	0	0	0	0	0	276.223
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	29.682	0	0	0	0	0	29.682
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	29.682	0	0	0	0	0	29.682
403	99	00	00	Otros servicios no personales	14.053	0	0	0	0	0	14.053
403	99	01	00	Otros servicios no personales	14.053	0	0	0	0	0	14.053
404	**00**	**00**	**00**	**Activos reales**	**322.055**	**0**	**0**	**0**	**0**	0	**322.055**
404	01	00	00	Repuestos y reparaciones mayores	35.833	0	0	0	0	0	35.833
404	01	01	00	Repuestos mayores	35.833	0	0	0	0	0	35.833
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	35.833	0	0	0	0	0	35.833
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	45.810	0	0	0	0	0	45.810
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	3.826	0	0	0	0	0	3.826
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	29.099	0	0	0	0	0	29.099
404	03	05	00	Maquinaria y equipos industriales y de taller	5.528	0	0	0	0	0	5.528
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	7.357	0	0	0	0	0	7.357
404	04	00	00	Equipos de transporte, tracción y elevación	44.812	0	0	0	0	0	44.812
404	04	01	00	Vehículos automotores terrestres	38.873	0	0	0	0	0	38.873
404	04	05	00	Vehículos de tracción no motorizados	5.939	0	0	0	0	0	5.939
404	05	00	00	Equipos de comunicaciones y de señalamiento	14.490	0	0	0	0	0	14.490
404	05	01	00	Equipos de telecomunicaciones	14.490	0	0	0	0	0	14.490

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044001 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO AMAZONAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 523

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO AMAZONAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	25.134	0	0	0	0	0	25.134
404	07	01	00	Equipos científicos y de laboratorio	1.498	0	0	0	0	0	1.498
404	07	02	00	Equipos de enseñanza, deporte y recreación	16.252	0	0	0	0	0	16.252
404	07	03	00	Obras de arte	6.695	0	0	0	0	0	6.695
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	689	0	0	0	0	0	689
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	8.445	0	0	0	0	0	8.445
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	8.445	0	0	0	0	0	8.445
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	147.531	0	0	0	0	0	147.531
404	09	01	00	Mobiliario y equipos de oficina	49.848	0	0	0	0	0	49.848
404	09	02	00	Equipos de computación	44.185	0	0	0	0	0	44.185
404	09	03	00	Mobiliario y equipos de alojamiento	46.803	0	0	0	0	0	46.803
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	6.695	0	0	0	0	0	6.695
				Totales	**29.444.795**	**0**	**0**	**0**	**0**	0	**29.444.795**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044002 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.258

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ANZOÁTEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**80.134.881**	**0**	**0**	**0**	**0**	0	**80.134.881**
401	01	00	00	Sueldos, salarios y otras retribuciones	40.068.509	0	0	0	0	0	40.068.509
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	34.051.216	0	0	0	0	0	34.051.216
401	01	03	00	Suplencias a empleados	2.125.215	0	0	0	0	0	2.125.215
401	01	08	00	Sueldo al personal en trámite de nombramiento	25.000	0	0	0	0	0	25.000
401	01	09	00	Remuneraciones al personal en período de disponibilidad	25.000	0	0	0	0	0	25.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	562.026	0	0	0	0	0	562.026
401	01	12	00	Salarios a obreros en puestos no permanentes	925.096	0	0	0	0	0	925.096
401	01	18	00	Remuneraciones al personal contratado	2.296.618	0	0	0	0	0	2.296.618
401	01	99	00	Otras retribuciones	58.338	0	0	0	0	0	58.338
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.195.008	0	0	0	0	0	2.195.008
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.142.350	0	0	0	0	0	2.142.350
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	52.658	0	0	0	0	0	52.658
401	03	00	00	Primas	6.619.260	0	0	0	0	0	6.619.260
401	03	01	00	Primas por mérito a empleados	1.092.697	0	0	0	0	0	1.092.697
401	03	02	00	Primas de transporte a empleados	17.546	0	0	0	0	0	17.546
401	03	08	00	Primas de profesionalización a empleados	315.100	0	0	0	0	0	315.100
401	03	09	00	Primas por antigüedad a empleados	5.098.343	0	0	0	0	0	5.098.343
401	03	16	00	Primas por mérito a obreros	17.192	0	0	0	0	0	17.192
401	03	17	00	Primas de transporte a obreros	11.500	0	0	0	0	0	11.500
401	03	21	00	Primas por antigüedad a obreros	66.882	0	0	0	0	0	66.882
401	04	00	00	Complementos de sueldos y salarios	512.002	0	0	0	0	0	512.002
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	55.831	0	0	0	0	0	55.831
401	04	03	00	Complemento a empleados por gastos de alimentación	5.750	0	0	0	0	0	5.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044002 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.258

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ANZOÁTEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	863	0	0	0	0	0	863
401	04	16	00	Complemento a obreros por gastos de alimentación	276	0	0	0	0	0	276
401	04	19	00	Bono compensatorio de transporte a obreros	575	0	0	0	0	0	575
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	8.050	0	0	0	0	0	8.050
401	04	96	00	Otros complementos a empleados	359.924	0	0	0	0	0	359.924
401	04	98	00	Otros complementos al personal contratado	80.733	0	0	0	0	0	80.733
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	19.589.656	0	0	0	0	0	19.589.656
401	05	01	00	Aguinaldos a empleados	13.968.339	0	0	0	0	0	13.968.339
401	05	03	00	Bono vacacional a empleados	3.991.446	0	0	0	0	0	3.991.446
401	05	04	00	Aguinaldos a obreros	195.315	0	0	0	0	0	195.315
401	05	06	00	Bono vacacional a obreros	95.276	0	0	0	0	0	95.276
401	05	07	00	Aguinaldos al personal contratado	1.052.537	0	0	0	0	0	1.052.537
401	05	08	00	Bono vacacional al personal contratado	286.743	0	0	0	0	0	286.743
401	06	00	00	Aportes patronales y legales	4.421.323	0	0	0	0	0	4.421.323
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.587.492	0	0	0	0	0	2.587.492
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	662.127	0	0	0	0	0	662.127
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	681.024	0	0	0	0	0	681.024
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	50.582	0	0	0	0	0	50.582
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	11.241	0	0	0	0	0	11.241
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	11.241	0	0	0	0	0	11.241
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	353.182	0	0	0	0	0	353.182
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	64.434	0	0	0	0	0	64.434
401	07	00	00	Asistencia socio-económica	6.729.123	0	0	0	0	0	6.729.123

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044002 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 1.258

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ANZOÁTEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	02	00	Becas a empleados	31.395	0	0	0	0	0	31.395
401	07	03	00	Ayudas por matrimonio a empleados	2.758	0	0	0	0	0	2.758
401	07	04	00	Ayudas por nacimiento de hijos a empleados	4.285	0	0	0	0	0	4.285
401	07	05	00	Ayudas por defunción a empleados	4.447	0	0	0	0	0	4.447
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.845.447	0	0	0	0	0	4.845.447
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	12.075	0	0	0	0	0	12.075
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	664.556	0	0	0	0	0	664.556
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	350.520	0	0	0	0	0	350.520
401	07	18	00	Becas a obreros	5.750	0	0	0	0	0	5.750
401	07	19	00	Ayudas por matrimonio de obreros	152	0	0	0	0	0	152
401	07	20	00	Ayudas por nacimiento de hijos de obreros	152	0	0	0	0	0	152
401	07	21	00	Ayudas por defunción a obreros	1.742	0	0	0	0	0	1.742
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	125.437	0	0	0	0	0	125.437
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.035	0	0	0	0	0	1.035
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	27.812	0	0	0	0	0	27.812
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	16.560	0	0	0	0	0	16.560
401	07	96	00	Otras subvenciones a empleados	600.000	0	0	0	0	0	600.000
401	07	97	00	Otras subvenciones a obreros	35.000	0	0	0	0	0	35.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.639.387**	**0**	**0**	**0**	**0**	0	**1.639.387**
402	01	00	00	Productos alimenticios y agropecuarios	49.483	0	0	0	0	0	49.483
402	01	01	00	Alimentos y bebidas para personas	42.310	0	0	0	0	0	42.310
402	01	03	00	Productos agrícolas y pecuarios	7.173	0	0	0	0	0	7.173
402	02	00	00	Productos de minas, canteras y yacimientos	2.391	0	0	0	0	0	2.391
402	02	05	00	Piedra, arcilla, arena y tierra	2.391	0	0	0	0	0	2.391

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044002 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.258

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ANZOÁTEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	00	00	Textiles y vestuarios	10.930	0	0	0	0	0	10.930
402	03	01	00	Textiles	10.930	0	0	0	0	0	10.930
402	04	00	00	Productos de cuero y caucho	12.549	0	0	0	0	0	12.549
402	04	03	00	Cauchos y tripas para vehículos	12.549	0	0	0	0	0	12.549
402	05	00	00	Productos de papel, cartón e impresos	502.183	0	0	0	0	0	502.183
402	05	01	00	Pulpa de madera, papel y cartón	44.486	0	0	0	0	0	44.486
402	05	03	00	Productos de papel y cartón para oficina	438.499	0	0	0	0	0	438.499
402	05	06	00	Productos de papel y cartón para computación	16.626	0	0	0	0	0	16.626
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.572	0	0	0	0	0	2.572
402	06	00	00	Productos químicos y derivados	83.811	0	0	0	0	0	83.811
402	06	01	00	Sustancias químicas y de uso industrial	11.285	0	0	0	0	0	11.285
402	06	02	00	Abonos, plaguicidas y otros	13.258	0	0	0	0	0	13.258
402	06	03	00	Tintas, pinturas y colorantes	22.977	0	0	0	0	0	22.977
402	06	05	00	Productos de tocador	6.831	0	0	0	0	0	6.831
402	06	06	00	Combustibles y lubricantes	3.628	0	0	0	0	0	3.628
402	06	07	00	Productos diversos derivados del petróleo y del carbón	2.901	0	0	0	0	0	2.901
402	06	08	00	Productos plásticos	22.931	0	0	0	0	0	22.931
402	07	00	00	Productos minerales no metálicos	8.927	0	0	0	0	0	8.927
402	07	04	00	Cemento, cal y yeso	8.927	0	0	0	0	0	8.927
402	08	00	00	Productos metálicos	138.607	0	0	0	0	0	138.607
402	08	01	00	Productos primarios de hierro y acero	3.442	0	0	0	0	0	3.442
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	46.047	0	0	0	0	0	46.047
402	08	05	00	Materiales de orden público, seguridad y defensa	7.163	0	0	0	0	0	7.163
402	08	07	00	Material de señalamiento	2.884	0	0	0	0	0	2.884

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 210044002 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.258

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ANZOÁTEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	30.401	0	0	0	0	0	30.401
402	08	10	00	Repuestos y accesorios para otros equipos	44.196	0	0	0	0	0	44.196
402	08	99	00	Otros productos metálicos	4.474	0	0	0	0	0	4.474
402	09	00	00	Productos de madera	7.014	0	0	0	0	0	7.014
402	09	01	00	Productos primarios de madera	7.014	0	0	0	0	0	7.014
402	10	00	00	Productos varios y útiles diversos	815.063	0	0	0	0	0	815.063
402	10	01	00	Artículos de deporte, recreación y juguetes	3.383	0	0	0	0	0	3.383
402	10	02	00	Materiales y útiles de limpieza y aseo	75.217	0	0	0	0	0	75.217
402	10	03	00	Utensilios de cocina y comedor	2.522	0	0	0	0	0	2.522
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	86.437	0	0	0	0	0	86.437
402	10	06	00	Condecoraciones, ofrendas y similares	12.074	0	0	0	0	0	12.074
402	10	07	00	Productos de seguridad en el trabajo	12.309	0	0	0	0	0	12.309
402	10	08	00	Materiales para equipos de computación	550.601	0	0	0	0	0	550.601
402	10	11	00	Materiales eléctricos	34.555	0	0	0	0	0	34.555
402	10	12	00	Materiales para instalaciones sanitarias	29.213	0	0	0	0	0	29.213
402	10	99	00	Otros productos y útiles diversos	8.752	0	0	0	0	0	8.752
402	99	00	00	Otros materiales y suministros	8.429	0	0	0	0	0	8.429
402	99	01	00	Otros materiales y suministros	8.429	0	0	0	0	0	8.429
403	**00**	**00**	**00**	**Servicios no personales**	**1.339.948**	**0**	**0**	**0**	**0**	0	**1.339.948**
403	06	00	00	Servicios de transporte y almacenaje	3.990	0	0	0	0	0	3.990
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	3.990	0	0	0	0	0	3.990
403	07	00	00	Servicios de información, impresión y relaciones públicas	36.203	0	0	0	0	0	36.203
403	07	02	00	Imprenta y reproducción	7.028	0	0	0	0	0	7.028
403	07	03	00	Relaciones sociales	18.813	0	0	0	0	0	18.813

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044002 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.258

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ANZOÁTEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	10.362	0	0	0	0	0	10.362
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.722	0	0	0	0	0	1.722
403	08	02	00	Comisiones y gastos bancarios	1.722	0	0	0	0	0	1.722
403	09	00	00	Viáticos y pasajes	67.265	0	0	0	0	0	67.265
403	09	01	00	Viáticos y pasajes dentro del país	67.265	0	0	0	0	0	67.265
403	10	00	00	Servicios profesionales y técnicos	95.317	0	0	0	0	0	95.317
403	10	99	00	Otros servicios profesionales y técnicos	95.317	0	0	0	0	0	95.317
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	269.440	0	0	0	0	0	269.440
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	51.235	0	0	0	0	0	51.235
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	20.658	0	0	0	0	0	20.658
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	15.480	0	0	0	0	0	15.480
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	182.067	0	0	0	0	0	182.067
403	12	00	00	Conservación y reparaciones menores de obras	150.880	0	0	0	0	0	150.880
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	150.880	0	0	0	0	0	150.880
403	18	00	00	Impuestos indirectos	590.319	0	0	0	0	0	590.319
403	18	01	00	Impuesto al valor agregado	590.319	0	0	0	0	0	590.319
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	115.060	0	0	0	0	0	115.060
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	115.060	0	0	0	0	0	115.060
403	99	00	00	Otros servicios no personales	9.752	0	0	0	0	0	9.752
403	99	01	00	Otros servicios no personales	9.752	0	0	0	0	0	9.752
404	**00**	**00**	**00**	**Activos reales**	**411.822**	**0**	**0**	**0**	**0**	0	**411.822**
404	01	00	00	Repuestos y reparaciones mayores	5.869	0	0	0	0	0	5.869
404	01	01	00	Repuestos mayores	5.869	0	0	0	0	0	5.869

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044002 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO ANZOÁTEGUI

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 1.258

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ANZOÁTEGUI

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	5.869	0	0	0	0	0	5.869
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	14.013	0	0	0	0	0	14.013
404	03	06	00	Maquinaria y equipos de energía	14.013	0	0	0	0	0	14.013
404	04	00	00	Equipos de transporte, tracción y elevación	4.304	0	0	0	0	0	4.304
404	04	05	00	Vehículos de tracción no motorizados	4.304	0	0	0	0	0	4.304
404	05	00	00	Equipos de comunicaciones y de señalamiento	28.152	0	0	0	0	0	28.152
404	05	01	00	Equipos de telecomunicaciones	28.152	0	0	0	0	0	28.152
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	12.115	0	0	0	0	0	12.115
404	07	02	00	Equipos de enseñanza, deporte y recreación	12.115	0	0	0	0	0	12.115
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	347.369	0	0	0	0	0	347.369
404	09	01	00	Mobiliario y equipos de oficina	77.417	0	0	0	0	0	77.417
404	09	02	00	Equipos de computación	182.510	0	0	0	0	0	182.510
404	09	03	00	Mobiliario y equipos de alojamiento	87.442	0	0	0	0	0	87.442
				Totales	**83.526.038**	**0**	**0**	**0**	**0**	0	**83.526.038**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044003 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO APURE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.984

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**55.799.697**	**0**	**0**	**0**	**0**	0	**55.799.697**
401	01	00	00	Sueldos, salarios y otras retribuciones	27.385.726	0	0	0	0	0	27.385.726
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	22.409.931	0	0	0	0	0	22.409.931
401	01	03	00	Suplencias a empleados	1.269.000	0	0	0	0	0	1.269.000
401	01	08	00	Sueldo al personal en trámite de nombramiento	15.000	0	0	0	0	0	15.000
401	01	09	00	Remuneraciones al personal en período de disponibilidad	20.304	0	0	0	0	0	20.304
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	920.308	0	0	0	0	0	920.308
401	01	12	00	Salarios a obreros en puestos no permanentes	555.282	0	0	0	0	0	555.282
401	01	13	00	Suplencias a obreros	20.000	0	0	0	0	0	20.000
401	01	18	00	Remuneraciones al personal contratado	2.055.203	0	0	0	0	0	2.055.203
401	01	99	00	Otras retribuciones	120.698	0	0	0	0	0	120.698
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.829.941	0	0	0	0	0	1.829.941
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.671.687	0	0	0	0	0	1.671.687
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	158.254	0	0	0	0	0	158.254
401	03	00	00	Primas	5.227.852	0	0	0	0	0	5.227.852
401	03	01	00	Primas por mérito a empleados	743.980	0	0	0	0	0	743.980
401	03	02	00	Primas de transporte a empleados	28.750	0	0	0	0	0	28.750
401	03	08	00	Primas de profesionalización a empleados	195.500	0	0	0	0	0	195.500
401	03	09	00	Primas por antigüedad a empleados	4.074.102	0	0	0	0	0	4.074.102
401	03	16	00	Primas por mérito a obreros	31.957	0	0	0	0	0	31.957
401	03	17	00	Primas de transporte a obreros	4.370	0	0	0	0	0	4.370
401	03	19	00	Primas por hijos de obreros	4.025	0	0	0	0	0	4.025
401	03	21	00	Primas por antigüedad a obreros	145.168	0	0	0	0	0	145.168
401	04	00	00	Complementos de sueldos y salarios	443.755	0	0	0	0	0	443.755

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044003 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO APURE

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 1.984

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	28.750	0	0	0	0	0	28.750
401	04	03	00	Complemento a empleados por gastos de alimentación	9.200	0	0	0	0	0	9.200
401	04	09	00	Bono compensatorio de transporte a empleados	24.835	0	0	0	0	0	24.835
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	6.330	0	0	0	0	0	6.330
401	04	16	00	Complemento a obreros por gastos de alimentación	6.026	0	0	0	0	0	6.026
401	04	19	00	Bono compensatorio de transporte a obreros	4.600	0	0	0	0	0	4.600
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	13.800	0	0	0	0	0	13.800
401	04	96	00	Otros complementos a empleados	207.039	0	0	0	0	0	207.039
401	04	97	00	Otros complementos a obreros	5.175	0	0	0	0	0	5.175
401	04	98	00	Otros complementos al personal contratado	138.000	0	0	0	0	0	138.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	13.815.522	0	0	0	0	0	13.815.522
401	05	01	00	Aguinaldos a empleados	9.483.961	0	0	0	0	0	9.483.961
401	05	03	00	Bono vacacional a empleados	2.725.777	0	0	0	0	0	2.725.777
401	05	04	00	Aguinaldos a obreros	349.964	0	0	0	0	0	349.964
401	05	06	00	Bono vacacional a obreros	170.714	0	0	0	0	0	170.714
401	05	07	00	Aguinaldos al personal contratado	852.829	0	0	0	0	0	852.829
401	05	08	00	Bono vacacional al personal contratado	232.277	0	0	0	0	0	232.277
401	06	00	00	Aportes patronales y legales	3.081.318	0	0	0	0	0	3.081.318
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.726.556	0	0	0	0	0	1.726.556
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	447.560	0	0	0	0	0	447.560
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	448.199	0	0	0	0	0	448.199
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	82.828	0	0	0	0	0	82.828
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	18.406	0	0	0	0	0	18.406
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	18.406	0	0	0	0	0	18.406

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044003 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO APURE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.984

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	287.153	0	0	0	0	0	287.153
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	52.210	0	0	0	0	0	52.210
401	07	00	00	Asistencia socio-económica	4.015.583	0	0	0	0	0	4.015.583
401	07	02	00	Becas a empleados	66.758	0	0	0	0	0	66.758
401	07	03	00	Ayudas por matrimonio a empleados	1.725	0	0	0	0	0	1.725
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.092	0	0	0	0	0	2.092
401	07	05	00	Ayudas por defunción a empleados	1.725	0	0	0	0	0	1.725
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.288.043	0	0	0	0	0	2.288.043
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	12.420	0	0	0	0	0	12.420
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	277.954	0	0	0	0	0	277.954
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	331.890	0	0	0	0	0	331.890
401	07	18	00	Becas a obreros	19.493	0	0	0	0	0	19.493
401	07	19	00	Ayudas por matrimonio de obreros	152	0	0	0	0	0	152
401	07	20	00	Ayudas por nacimiento de hijos de obreros	152	0	0	0	0	0	152
401	07	21	00	Ayudas por defunción a obreros	1.553	0	0	0	0	0	1.553
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	191.870	0	0	0	0	0	191.870
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	3.450	0	0	0	0	0	3.450
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	17.316	0	0	0	0	0	17.316
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	48.990	0	0	0	0	0	48.990
401	07	96	00	Otras subvenciones a empleados	650.000	0	0	0	0	0	650.000
401	07	97	00	Otras subvenciones a obreros	100.000	0	0	0	0	0	100.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.566.788**	**0**	**0**	**0**	**0**	0	**1.566.788**
402	01	00	00	Productos alimenticios y agropecuarios	71.918	0	0	0	0	0	71.918
402	01	01	00	Alimentos y bebidas para personas	68.934	0	0	0	0	0	68.934

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044003 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO APURE

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 1.984

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	03	00	Productos agrícolas y pecuarios	2.984	0	0	0	0	0	2.984
402	02	00	00	Productos de minas, canteras y yacimientos	3.347	0	0	0	0	0	3.347
402	02	05	00	Piedra, arcilla, arena y tierra	3.347	0	0	0	0	0	3.347
402	03	00	00	Textiles y vestuarios	10.680	0	0	0	0	0	10.680
402	03	01	00	Textiles	10.680	0	0	0	0	0	10.680
402	04	00	00	Productos de cuero y caucho	33.644	0	0	0	0	0	33.644
402	04	03	00	Cauchos y tripas para vehículos	33.644	0	0	0	0	0	33.644
402	05	00	00	Productos de papel, cartón e impresos	508.126	0	0	0	0	0	508.126
402	05	01	00	Pulpa de madera, papel y cartón	43.589	0	0	0	0	0	43.589
402	05	02	00	Envases y cajas de papel y cartón	6.586	0	0	0	0	0	6.586
402	05	03	00	Productos de papel y cartón para oficina	412.266	0	0	0	0	0	412.266
402	05	06	00	Productos de papel y cartón para computación	42.224	0	0	0	0	0	42.224
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.461	0	0	0	0	0	3.461
402	06	00	00	Productos químicos y derivados	118.912	0	0	0	0	0	118.912
402	06	01	00	Sustancias químicas y de uso industrial	1.708	0	0	0	0	0	1.708
402	06	02	00	Abonos, plaguicidas y otros	4.419	0	0	0	0	0	4.419
402	06	03	00	Tintas, pinturas y colorantes	64.153	0	0	0	0	0	64.153
402	06	05	00	Productos de tocador	6.207	0	0	0	0	0	6.207
402	06	06	00	Combustibles y lubricantes	6.249	0	0	0	0	0	6.249
402	06	07	00	Productos diversos derivados del petróleo y del carbón	3.481	0	0	0	0	0	3.481
402	06	08	00	Productos plásticos	32.695	0	0	0	0	0	32.695
402	07	00	00	Productos minerales no metálicos	29.817	0	0	0	0	0	29.817
402	07	01	00	Productos de barro, loza y porcelana	6.909	0	0	0	0	0	6.909
402	07	02	00	Vidrios y productos de vidrio	10.774	0	0	0	0	0	10.774

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044003 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO APURE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.984

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	03	00	Productos de arcilla para construcción	2.970	0	0	0	0	0	2.970
402	07	04	00	Cemento, cal y yeso	9.164	0	0	0	0	0	9.164
402	08	00	00	Productos metálicos	79.182	0	0	0	0	0	79.182
402	08	01	00	Productos primarios de hierro y acero	15.601	0	0	0	0	0	15.601
402	08	02	00	Productos de metales no ferrosos	4.230	0	0	0	0	0	4.230
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	39.216	0	0	0	0	0	39.216
402	08	05	00	Materiales de orden público, seguridad y defensa	2.548	0	0	0	0	0	2.548
402	08	07	00	Material de señalamiento	7.813	0	0	0	0	0	7.813
402	08	09	00	Repuestos y accesorios para equipos de transporte	7.989	0	0	0	0	0	7.989
402	08	99	00	Otros productos metálicos	1.785	0	0	0	0	0	1.785
402	09	00	00	Productos de madera	12.721	0	0	0	0	0	12.721
402	09	01	00	Productos primarios de madera	9.788	0	0	0	0	0	9.788
402	09	02	00	Muebles y accesorios de madera para edificaciones	2.933	0	0	0	0	0	2.933
402	10	00	00	Productos varios y útiles diversos	698.441	0	0	0	0	0	698.441
402	10	02	00	Materiales y útiles de limpieza y aseo	50.980	0	0	0	0	0	50.980
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	75.690	0	0	0	0	0	75.690
402	10	06	00	Condecoraciones, ofrendas y similares	3.188	0	0	0	0	0	3.188
402	10	07	00	Productos de seguridad en el trabajo	4.708	0	0	0	0	0	4.708
402	10	08	00	Materiales para equipos de computación	485.535	0	0	0	0	0	485.535
402	10	11	00	Materiales eléctricos	52.742	0	0	0	0	0	52.742
402	10	12	00	Materiales para instalaciones sanitarias	25.598	0	0	0	0	0	25.598
403	**00**	**00**	**00**	**Servicios no personales**	**1.363.711**	**0**	**0**	**0**	**0**	0	**1.363.711**
403	06	00	00	Servicios de transporte y almacenaje	4.639	0	0	0	0	0	4.639
403	06	01	00	Fletes y embalajes	4.639	0	0	0	0	0	4.639

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044003 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO APURE

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 1.984

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	11.740	0	0	0	0	0	11.740
403	07	02	00	Imprenta y reproducción	2.322	0	0	0	0	0	2.322
403	07	03	00	Relaciones sociales	7.811	0	0	0	0	0	7.811
403	07	04	00	Avisos	1.607	0	0	0	0	0	1.607
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.826	0	0	0	0	0	3.826
403	08	02	00	Comisiones y gastos bancarios	3.826	0	0	0	0	0	3.826
403	09	00	00	Viáticos y pasajes	340.867	0	0	0	0	0	340.867
403	09	01	00	Viáticos y pasajes dentro del país	340.867	0	0	0	0	0	340.867
403	10	00	00	Servicios profesionales y técnicos	6.694	0	0	0	0	0	6.694
403	10	99	00	Otros servicios profesionales y técnicos	6.694	0	0	0	0	0	6.694
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	136.173	0	0	0	0	0	136.173
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	40.110	0	0	0	0	0	40.110
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	51.431	0	0	0	0	0	51.431
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	44.632	0	0	0	0	0	44.632
403	12	00	00	Conservación y reparaciones menores de obras	127.519	0	0	0	0	0	127.519
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	127.519	0	0	0	0	0	127.519
403	18	00	00	Impuestos indirectos	645.694	0	0	0	0	0	645.694
403	18	01	00	Impuesto al valor agregado	645.694	0	0	0	0	0	645.694
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	86.559	0	0	0	0	0	86.559
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	86.559	0	0	0	0	0	86.559
404	**00**	**00**	**00**	**Activos reales**	**516.847**	**0**	**0**	**0**	**0**	0	**516.847**
404	01	00	00	Repuestos y reparaciones mayores	116.100	0	0	0	0	0	116.100
404	01	02	00	Reparaciones mayores de maquinaria y equipos	116.100	0	0	0	0	0	116.100
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	116.100	0	0	0	0	0	116.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044003 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO APURE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.984

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO APURE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	7.006	0	0	0	0	0	7.006
404	03	06	00	Maquinaria y equipos de energía	7.006	0	0	0	0	0	7.006
404	04	00	00	Equipos de transporte, tracción y elevación	46.844	0	0	0	0	0	46.844
404	04	01	00	Vehículos automotores terrestres	46.844	0	0	0	0	0	46.844
404	05	00	00	Equipos de comunicaciones y de señalamiento	23.606	0	0	0	0	0	23.606
404	05	01	00	Equipos de telecomunicaciones	23.606	0	0	0	0	0	23.606
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	11.987	0	0	0	0	0	11.987
404	07	03	00	Obras de arte	11.987	0	0	0	0	0	11.987
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	7.384	0	0	0	0	0	7.384
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	7.384	0	0	0	0	0	7.384
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	303.920	0	0	0	0	0	303.920
404	09	01	00	Mobiliario y equipos de oficina	101.480	0	0	0	0	0	101.480
404	09	02	00	Equipos de computación	105.082	0	0	0	0	0	105.082
404	09	03	00	Mobiliario y equipos de alojamiento	91.620	0	0	0	0	0	91.620
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	5.738	0	0	0	0	0	5.738
				Totales	**59.247.043**	**0**	**0**	**0**	**0**	0	**59.247.043**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044004 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.532

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**80.362.915**	**0**	**0**	**0**	**0**	0	**80.362.915**
401	01	00	00	Sueldos, salarios y otras retribuciones	40.888.262	0	0	0	0	0	40.888.262
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	32.010.047	0	0	0	0	0	32.010.047
401	01	03	00	Suplencias a empleados	1.609.889	0	0	0	0	0	1.609.889
401	01	08	00	Sueldo al personal en trámite de nombramiento	4.500	0	0	0	0	0	4.500
401	01	09	00	Remuneraciones al personal en período de disponibilidad	4.500	0	0	0	0	0	4.500
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	788.243	0	0	0	0	0	788.243
401	01	12	00	Salarios a obreros en puestos no permanentes	66.634	0	0	0	0	0	66.634
401	01	13	00	Suplencias a obreros	2.600	0	0	0	0	0	2.600
401	01	18	00	Remuneraciones al personal contratado	6.163.095	0	0	0	0	0	6.163.095
401	01	99	00	Otras retribuciones	238.754	0	0	0	0	0	238.754
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.932.526	0	0	0	0	0	1.932.526
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.824.387	0	0	0	0	0	1.824.387
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	108.139	0	0	0	0	0	108.139
401	03	00	00	Primas	6.668.512	0	0	0	0	0	6.668.512
401	03	01	00	Primas por mérito a empleados	1.013.224	0	0	0	0	0	1.013.224
401	03	02	00	Primas de transporte a empleados	10.717	0	0	0	0	0	10.717
401	03	08	00	Primas de profesionalización a empleados	289.032	0	0	0	0	0	289.032
401	03	09	00	Primas por antigüedad a empleados	5.101.245	0	0	0	0	0	5.101.245
401	03	16	00	Primas por mérito a obreros	126.500	0	0	0	0	0	126.500
401	03	17	00	Primas de transporte a obreros	8.625	0	0	0	0	0	8.625
401	03	19	00	Primas por hijos de obreros	8.625	0	0	0	0	0	8.625
401	03	21	00	Primas por antigüedad a obreros	110.544	0	0	0	0	0	110.544
401	04	00	00	Complementos de sueldos y salarios	664.130	0	0	0	0	0	664.130

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044004 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.532

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	100.644	0	0	0	0	0	100.644
401	04	03	00	Complemento a empleados por gastos de alimentación	28.750	0	0	0	0	0	28.750
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	11.500	0	0	0	0	0	11.500
401	04	16	00	Complemento a obreros por gastos de alimentación	2.875	0	0	0	0	0	2.875
401	04	19	00	Bono compensatorio de transporte a obreros	4.370	0	0	0	0	0	4.370
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	109.250	0	0	0	0	0	109.250
401	04	96	00	Otros complementos a empleados	253.000	0	0	0	0	0	253.000
401	04	97	00	Otros complementos a obreros	9.775	0	0	0	0	0	9.775
401	04	98	00	Otros complementos al personal contratado	143.966	0	0	0	0	0	143.966
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	19.712.076	0	0	0	0	0	19.712.076
401	05	01	00	Aguinaldos a empleados	12.971.168	0	0	0	0	0	12.971.168
401	05	03	00	Bono vacacional a empleados	3.711.872	0	0	0	0	0	3.711.872
401	05	04	00	Aguinaldos a obreros	294.935	0	0	0	0	0	294.935
401	05	06	00	Bono vacacional a obreros	143.871	0	0	0	0	0	143.871
401	05	07	00	Aguinaldos al personal contratado	2.035.375	0	0	0	0	0	2.035.375
401	05	08	00	Bono vacacional al personal contratado	554.855	0	0	0	0	0	554.855
401	06	00	00	Aportes patronales y legales	4.708.342	0	0	0	0	0	4.708.342
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.416.341	0	0	0	0	0	2.416.341
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	639.137	0	0	0	0	0	639.137
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	725.548	0	0	0	0	0	725.548
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	70.942	0	0	0	0	0	70.942
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	23.858	0	0	0	0	0	23.858
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	23.857	0	0	0	0	0	23.857
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por	684.064	0	0	0	0	0	684.064

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044004 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 1.532

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				personal contratado							
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	124.595	0	0	0	0	0	124.595
401	07	00	00	Asistencia socio-económica	5.789.067	0	0	0	0	0	5.789.067
401	07	02	00	Becas a empleados	25.300	0	0	0	0	0	25.300
401	07	03	00	Ayudas por matrimonio a empleados	2.944	0	0	0	0	0	2.944
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.840	0	0	0	0	0	1.840
401	07	05	00	Ayudas por defunción a empleados	920	0	0	0	0	0	920
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.186.792	0	0	0	0	0	4.186.792
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.450	0	0	0	0	0	3.450
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	493.218	0	0	0	0	0	493.218
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	296.700	0	0	0	0	0	296.700
401	07	18	00	Becas a obreros	13.800	0	0	0	0	0	13.800
401	07	19	00	Ayudas por matrimonio de obreros	152	0	0	0	0	0	152
401	07	20	00	Ayudas por nacimiento de hijos de obreros	152	0	0	0	0	0	152
401	07	21	00	Ayudas por defunción a obreros	1.840	0	0	0	0	0	1.840
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	160.240	0	0	0	0	0	160.240
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	5.175	0	0	0	0	0	5.175
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	11.544	0	0	0	0	0	11.544
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	23.000	0	0	0	0	0	23.000
401	07	96	00	Otras subvenciones a empleados	500.000	0	0	0	0	0	500.000
401	07	97	00	Otras subvenciones a obreros	62.000	0	0	0	0	0	62.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.106.436**	**0**	**0**	**0**	**0**	0	**2.106.436**
402	01	00	00	Productos alimenticios y agropecuarios	137.888	0	0	0	0	0	137.888
402	01	01	00	Alimentos y bebidas para personas	137.888	0	0	0	0	0	137.888

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044004 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.532

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	00	00	Textiles y vestuarios	9.513	0	0	0	0	0	9.513
402	03	01	00	Textiles	5.720	0	0	0	0	0	5.720
402	03	02	00	Prendas de vestir	3.793	0	0	0	0	0	3.793
402	04	00	00	Productos de cuero y caucho	5.884	0	0	0	0	0	5.884
402	04	03	00	Cauchos y tripas para vehículos	5.884	0	0	0	0	0	5.884
402	05	00	00	Productos de papel, cartón e impresos	861.593	0	0	0	0	0	861.593
402	05	01	00	Pulpa de madera, papel y cartón	63.176	0	0	0	0	0	63.176
402	05	02	00	Envases y cajas de papel y cartón	4.853	0	0	0	0	0	4.853
402	05	03	00	Productos de papel y cartón para oficina	765.046	0	0	0	0	0	765.046
402	05	06	00	Productos de papel y cartón para computación	14.513	0	0	0	0	0	14.513
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	14.005	0	0	0	0	0	14.005
402	06	00	00	Productos químicos y derivados	141.082	0	0	0	0	0	141.082
402	06	01	00	Sustancias químicas y de uso industrial	1.045	0	0	0	0	0	1.045
402	06	02	00	Abonos, plaguicidas y otros	1.768	0	0	0	0	0	1.768
402	06	03	00	Tintas, pinturas y colorantes	90.721	0	0	0	0	0	90.721
402	06	06	00	Combustibles y lubricantes	5.954	0	0	0	0	0	5.954
402	06	07	00	Productos diversos derivados del petróleo y del carbón	2.901	0	0	0	0	0	2.901
402	06	08	00	Productos plásticos	38.693	0	0	0	0	0	38.693
402	07	00	00	Productos minerales no metálicos	2.638	0	0	0	0	0	2.638
402	07	02	00	Vidrios y productos de vidrio	2.190	0	0	0	0	0	2.190
402	07	04	00	Cemento, cal y yeso	448	0	0	0	0	0	448
402	08	00	00	Productos metálicos	53.995	0	0	0	0	0	53.995
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	40.877	0	0	0	0	0	40.877
402	08	05	00	Materiales de orden público, seguridad y defensa	1.718	0	0	0	0	0	1.718

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044004 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 1.532

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.426	0	0	0	0	0	4.426
402	08	10	00	Repuestos y accesorios para otros equipos	4.253	0	0	0	0	0	4.253
402	08	99	00	Otros productos metálicos	2.721	0	0	0	0	0	2.721
402	10	00	00	Productos varios y útiles diversos	893.843	0	0	0	0	0	893.843
402	10	02	00	Materiales y útiles de limpieza y aseo	48.561	0	0	0	0	0	48.561
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.903	0	0	0	0	0	2.903
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	119.358	0	0	0	0	0	119.358
402	10	07	00	Productos de seguridad en el trabajo	10.335	0	0	0	0	0	10.335
402	10	08	00	Materiales para equipos de computación	631.101	0	0	0	0	0	631.101
402	10	11	00	Materiales eléctricos	61.418	0	0	0	0	0	61.418
402	10	12	00	Materiales para instalaciones sanitarias	11.385	0	0	0	0	0	11.385
402	10	13	00	Materiales fotográficos	4.272	0	0	0	0	0	4.272
402	10	99	00	Otros productos y útiles diversos	4.510	0	0	0	0	0	4.510
403	**00**	**00**	**00**	**Servicios no personales**	**1.664.670**	**0**	**0**	**0**	**0**	0	**1.664.670**
403	06	00	00	Servicios de transporte y almacenaje	3.675	0	0	0	0	0	3.675
403	06	01	00	Fletes y embalajes	2.783	0	0	0	0	0	2.783
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	892	0	0	0	0	0	892
403	07	00	00	Servicios de información, impresión y relaciones públicas	75.806	0	0	0	0	0	75.806
403	07	02	00	Imprenta y reproducción	65.306	0	0	0	0	0	65.306
403	07	04	00	Avisos	10.500	0	0	0	0	0	10.500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.601	0	0	0	0	0	6.601
403	08	02	00	Comisiones y gastos bancarios	6.601	0	0	0	0	0	6.601
403	09	00	00	Viáticos y pasajes	140.066	0	0	0	0	0	140.066
403	09	01	00	Viáticos y pasajes dentro del pais	140.066	0	0	0	0	0	140.066

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044004 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.532

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	28.102	0	0	0	0	0	28.102
403	10	99	00	Otros servicios profesionales y técnicos	28.102	0	0	0	0	0	28.102
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	501.473	0	0	0	0	0	501.473
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	190.545	0	0	0	0	0	190.545
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	17.544	0	0	0	0	0	17.544
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	12.771	0	0	0	0	0	12.771
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	280.613	0	0	0	0	0	280.613
403	12	00	00	Conservación y reparaciones menores de obras	157.929	0	0	0	0	0	157.929
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	157.929	0	0	0	0	0	157.929
403	18	00	00	Impuestos indirectos	617.844	0	0	0	0	0	617.844
403	18	01	00	Impuesto al valor agregado	617.844	0	0	0	0	0	617.844
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	94.474	0	0	0	0	0	94.474
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	94.474	0	0	0	0	0	94.474
403	99	00	00	Otros servicios no personales	38.700	0	0	0	0	0	38.700
403	99	01	00	Otros servicios no personales	38.700	0	0	0	0	0	38.700
404	**00**	**00**	**00**	**Activos reales**	**170.504**	**0**	**0**	**0**	**0**	0	**170.504**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	9.051	0	0	0	0	0	9.051
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	3.826	0	0	0	0	0	3.826
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	5.225	0	0	0	0	0	5.225
404	05	00	00	Equipos de comunicaciones y de señalamiento	10.700	0	0	0	0	0	10.700
404	05	01	00	Equipos de telecomunicaciones	10.700	0	0	0	0	0	10.700
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	5.279	0	0	0	0	0	5.279
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	5.279	0	0	0	0	0	5.279

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044004 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO ARAGUA

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 1.532

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ARAGUA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	145.474	0	0	0	0	0	145.474
404	09	01	00	Mobiliario y equipos de oficina	45.337	0	0	0	0	0	45.337
404	09	02	00	Equipos de computación	64.874	0	0	0	0	0	64.874
404	09	03	00	Mobiliario y equipos de alojamiento	35.263	0	0	0	0	0	35.263
				Totales	**84.304.525**	**0**	**0**	**0**	**0**	0	**84.304.525**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044005 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO BARINAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.280

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**60.434.246**	**0**	**0**	**0**	**0**	0	**60.434.246**
401	01	00	00	Sueldos, salarios y otras retribuciones	29.454.652	0	0	0	0	0	29.454.652
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	23.366.990	0	0	0	0	0	23.366.990
401	01	03	00	Suplencias a empleados	1.213.593	0	0	0	0	0	1.213.593
401	01	08	00	Sueldo al personal en trámite de nombramiento	22.042	0	0	0	0	0	22.042
401	01	09	00	Remuneraciones al personal en período de disponibilidad	3.936	0	0	0	0	0	3.936
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.179.276	0	0	0	0	0	1.179.276
401	01	12	00	Salarios a obreros en puestos no permanentes	139.563	0	0	0	0	0	139.563
401	01	13	00	Suplencias a obreros	72.013	0	0	0	0	0	72.013
401	01	18	00	Remuneraciones al personal contratado	3.382.631	0	0	0	0	0	3.382.631
401	01	99	00	Otras retribuciones	74.608	0	0	0	0	0	74.608
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.669.077	0	0	0	0	0	1.669.077
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.512.235	0	0	0	0	0	1.512.235
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	156.842	0	0	0	0	0	156.842
401	03	00	00	Primas	5.221.350	0	0	0	0	0	5.221.350
401	03	01	00	Primas por mérito a empleados	757.287	0	0	0	0	0	757.287
401	03	02	00	Primas de transporte a empleados	79.074	0	0	0	0	0	79.074
401	03	08	00	Primas de profesionalización a empleados	263.805	0	0	0	0	0	263.805
401	03	09	00	Primas por antigüedad a empleados	3.778.537	0	0	0	0	0	3.778.537
401	03	16	00	Primas por mérito a obreros	179.449	0	0	0	0	0	179.449
401	03	17	00	Primas de transporte a obreros	11.500	0	0	0	0	0	11.500
401	03	19	00	Primas por hijos de obreros	460	0	0	0	0	0	460
401	03	21	00	Primas por antigüedad a obreros	151.238	0	0	0	0	0	151.238
401	04	00	00	Complementos de sueldos y salarios	790.604	0	0	0	0	0	790.604

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044005 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO BARINAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.280

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	81.507	0	0	0	0	0	81.507
401	04	03	00	Complemento a empleados por gastos de alimentación	6.519	0	0	0	0	0	6.519
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	17.512	0	0	0	0	0	17.512
401	04	16	00	Complemento a obreros por gastos de alimentación	2.385	0	0	0	0	0	2.385
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	15.389	0	0	0	0	0	15.389
401	04	96	00	Otros complementos a empleados	266.110	0	0	0	0	0	266.110
401	04	97	00	Otros complementos a obreros	21.638	0	0	0	0	0	21.638
401	04	98	00	Otros complementos al personal contratado	379.544	0	0	0	0	0	379.544
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	14.430.691	0	0	0	0	0	14.430.691
401	05	01	00	Aguinaldos a empleados	9.627.160	0	0	0	0	0	9.627.160
401	05	03	00	Bono vacacional a empleados	2.746.016	0	0	0	0	0	2.746.016
401	05	04	00	Aguinaldos a obreros	437.198	0	0	0	0	0	437.198
401	05	06	00	Bono vacacional a obreros	213.268	0	0	0	0	0	213.268
401	05	07	00	Aguinaldos al personal contratado	1.105.311	0	0	0	0	0	1.105.311
401	05	08	00	Bono vacacional al personal contratado	301.738	0	0	0	0	0	301.738
401	06	00	00	Aportes patronales y legales	3.360.597	0	0	0	0	0	3.360.597
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.833.506	0	0	0	0	0	1.833.506
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	466.702	0	0	0	0	0	466.702
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	467.340	0	0	0	0	0	467.340
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	106.135	0	0	0	0	0	106.135
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	23.586	0	0	0	0	0	23.586
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	23.586	0	0	0	0	0	23.586
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	372.089	0	0	0	0	0	372.089

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044005 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO BARINAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.280

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	67.653	0	0	0	0	0	67.653
401	07	00	00	Asistencia socio-económica	5.507.275	0	0	0	0	0	5.507.275
401	07	02	00	Becas a empleados	141.678	0	0	0	0	0	141.678
401	07	03	00	Ayudas por matrimonio a empleados	1.600	0	0	0	0	0	1.600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.092	0	0	0	0	0	2.092
401	07	05	00	Ayudas por defunción a empleados	3.163	0	0	0	0	0	3.163
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.300.362	0	0	0	0	0	3.300.362
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	6.900	0	0	0	0	0	6.900
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	798.589	0	0	0	0	0	798.589
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	285.660	0	0	0	0	0	285.660
401	07	18	00	Becas a obreros	11.500	0	0	0	0	0	11.500
401	07	19	00	Ayudas por matrimonio de obreros	152	0	0	0	0	0	152
401	07	20	00	Ayudas por nacimiento de hijos de obreros	152	0	0	0	0	0	152
401	07	21	00	Ayudas por defunción a obreros	4.550	0	0	0	0	0	4.550
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	240.323	0	0	0	0	0	240.323
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	460	0	0	0	0	0	460
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	11.804	0	0	0	0	0	11.804
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	28.290	0	0	0	0	0	28.290
401	07	96	00	Otras subvenciones a empleados	570.000	0	0	0	0	0	570.000
401	07	97	00	Otras subvenciones a obreros	100.000	0	0	0	0	0	100.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.321.277**	**0**	**0**	**0**	**0**	0	**1.321.277**
402	01	00	00	Productos alimenticios y agropecuarios	185.994	0	0	0	0	0	185.994
402	01	01	00	Alimentos y bebidas para personas	185.994	0	0	0	0	0	185.994
402	03	00	00	Textiles y vestuarios	2.418	0	0	0	0	0	2.418

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044005 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO BARINAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.280

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	2.418	0	0	0	0	0	2.418
402	04	00	00	Productos de cuero y caucho	12.572	0	0	0	0	0	12.572
402	04	03	00	Cauchos y tripas para vehículos	12.572	0	0	0	0	0	12.572
402	05	00	00	Productos de papel, cartón e impresos	394.842	0	0	0	0	0	394.842
402	05	01	00	Pulpa de madera, papel y cartón	60.698	0	0	0	0	0	60.698
402	05	03	00	Productos de papel y cartón para oficina	328.174	0	0	0	0	0	328.174
402	05	06	00	Productos de papel y cartón para computación	2.850	0	0	0	0	0	2.850
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.120	0	0	0	0	0	3.120
402	06	00	00	Productos químicos y derivados	57.952	0	0	0	0	0	57.952
402	06	03	00	Tintas, pinturas y colorantes	20.501	0	0	0	0	0	20.501
402	06	06	00	Combustibles y lubricantes	10.250	0	0	0	0	0	10.250
402	06	08	00	Productos plásticos	27.201	0	0	0	0	0	27.201
402	07	00	00	Productos minerales no metálicos	8.144	0	0	0	0	0	8.144
402	07	02	00	Vidrios y productos de vidrio	5.855	0	0	0	0	0	5.855
402	07	03	00	Productos de arcilla para construcción	1.339	0	0	0	0	0	1.339
402	07	04	00	Cemento, cal y yeso	950	0	0	0	0	0	950
402	08	00	00	Productos metálicos	61.246	0	0	0	0	0	61.246
402	08	01	00	Productos primarios de hierro y acero	5.341	0	0	0	0	0	5.341
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	36.135	0	0	0	0	0	36.135
402	08	07	00	Material de señalamiento	5.249	0	0	0	0	0	5.249
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.627	0	0	0	0	0	3.627
402	08	10	00	Repuestos y accesorios para otros equipos	10.894	0	0	0	0	0	10.894
402	09	00	00	Productos de madera	5.621	0	0	0	0	0	5.621
402	09	01	00	Productos primarios de madera	5.621	0	0	0	0	0	5.621

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044005 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO BARINAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.280

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	584.074	0	0	0	0	0	584.074
402	10	02	00	Materiales y útiles de limpieza y aseo	73.077	0	0	0	0	0	73.077
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	102.153	0	0	0	0	0	102.153
402	10	06	00	Condecoraciones, ofrendas y similares	3.912	0	0	0	0	0	3.912
402	10	07	00	Productos de seguridad en el trabajo	17.803	0	0	0	0	0	17.803
402	10	08	00	Materiales para equipos de computación	359.796	0	0	0	0	0	359.796
402	10	11	00	Materiales eléctricos	25.128	0	0	0	0	0	25.128
402	10	12	00	Materiales para instalaciones sanitarias	2.205	0	0	0	0	0	2.205
402	99	00	00	Otros materiales y suministros	8.414	0	0	0	0	0	8.414
402	99	01	00	Otros materiales y suministros	8.414	0	0	0	0	0	8.414
403	**00**	**00**	**00**	**Servicios no personales**	**1.699.963**	**0**	**0**	**0**	**0**	0	**1.699.963**
403	06	00	00	Servicios de transporte y almacenaje	3.711	0	0	0	0	0	3.711
403	06	01	00	Fletes y embalajes	3.711	0	0	0	0	0	3.711
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.180	0	0	0	0	0	7.180
403	07	02	00	Imprenta y reproducción	2.912	0	0	0	0	0	2.912
403	07	03	00	Relaciones sociales	3.236	0	0	0	0	0	3.236
403	07	04	00	Avisos	1.032	0	0	0	0	0	1.032
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	221.788	0	0	0	0	0	221.788
403	08	02	00	Comisiones y gastos bancarios	221.788	0	0	0	0	0	221.788
403	09	00	00	Viáticos y pasajes	415.041	0	0	0	0	0	415.041
403	09	01	00	Viáticos y pasajes dentro del país	415.041	0	0	0	0	0	415.041
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	338.882	0	0	0	0	0	338.882
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	226.120	0	0	0	0	0	226.120
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	4.501	0	0	0	0	0	4.501

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044005 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO BARINAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.280

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BARINAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	108.261	0	0	0	0	0	108.261
403	12	00	00	Conservación y reparaciones menores de obras	95.639	0	0	0	0	0	95.639
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	95.639	0	0	0	0	0	95.639
403	18	00	00	Impuestos indirectos	505.145	0	0	0	0	0	505.145
403	18	01	00	Impuesto al valor agregado	505.145	0	0	0	0	0	505.145
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	97.088	0	0	0	0	0	97.088
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	97.088	0	0	0	0	0	97.088
403	99	00	00	Otros servicios no personales	15.489	0	0	0	0	0	15.489
403	99	01	00	Otros servicios no personales	15.489	0	0	0	0	0	15.489
404	**00**	**00**	**00**	**Activos reales**	**238.488**	**0**	**0**	**0**	**0**	0	**238.488**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	20.029	0	0	0	0	0	20.029
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	15.250	0	0	0	0	0	15.250
404	03	05	00	Maquinaria y equipos industriales y de taller	4.779	0	0	0	0	0	4.779
404	05	00	00	Equipos de comunicaciones y de señalamiento	11.702	0	0	0	0	0	11.702
404	05	01	00	Equipos de telecomunicaciones	11.702	0	0	0	0	0	11.702
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	206.757	0	0	0	0	0	206.757
404	09	01	00	Mobiliario y equipos de oficina	61.594	0	0	0	0	0	61.594
404	09	02	00	Equipos de computación	85.015	0	0	0	0	0	85.015
404	09	03	00	Mobiliario y equipos de alojamiento	60.148	0	0	0	0	0	60.148
				Totales	**63.693.974**	**0**	**0**	**0**	**0**	0	**63.693.974**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044006 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.927

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**85.757.780**	**0**	**0**	**0**	**0**	0	**85.757.780**
401	01	00	00	Sueldos, salarios y otras retribuciones	41.325.200	0	0	0	0	0	41.325.200
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	34.507.602	0	0	0	0	0	34.507.602
401	01	03	00	Suplencias a empleados	2.051.000	0	0	0	0	0	2.051.000
401	01	08	00	Sueldo al personal en trámite de nombramiento	145.000	0	0	0	0	0	145.000
401	01	09	00	Remuneraciones al personal en período de disponibilidad	19.700	0	0	0	0	0	19.700
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	712.624	0	0	0	0	0	712.624
401	01	12	00	Salarios a obreros en puestos no permanentes	177.690	0	0	0	0	0	177.690
401	01	13	00	Suplencias a obreros	9.986	0	0	0	0	0	9.986
401	01	18	00	Remuneraciones al personal contratado	3.668.507	0	0	0	0	0	3.668.507
401	01	99	00	Otras retribuciones	33.091	0	0	0	0	0	33.091
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.591.984	0	0	0	0	0	2.591.984
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.519.158	0	0	0	0	0	2.519.158
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	72.826	0	0	0	0	0	72.826
401	03	00	00	Primas	8.426.223	0	0	0	0	0	8.426.223
401	03	01	00	Primas por mérito a empleados	1.117.770	0	0	0	0	0	1.117.770
401	03	02	00	Primas de transporte a empleados	57.500	0	0	0	0	0	57.500
401	03	08	00	Primas de profesionalización a empleados	356.960	0	0	0	0	0	356.960
401	03	09	00	Primas por antigüedad a empleados	6.688.100	0	0	0	0	0	6.688.100
401	03	16	00	Primas por mérito a obreros	76.731	0	0	0	0	0	76.731
401	03	17	00	Primas de transporte a obreros	9.087	0	0	0	0	0	9.087
401	03	19	00	Primas por hijos de obreros	32.539	0	0	0	0	0	32.539
401	03	21	00	Primas por antigüedad a obreros	87.536	0	0	0	0	0	87.536
401	04	00	00	Complementos de sueldos y salarios	1.454.371	0	0	0	0	0	1.454.371

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044006 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.927

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	264.500	0	0	0	0	0	264.500
401	04	03	00	Complemento a empleados por gastos de alimentación	57.500	0	0	0	0	0	57.500
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	11.500	0	0	0	0	0	11.500
401	04	16	00	Complemento a obreros por gastos de alimentación	23.000	0	0	0	0	0	23.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	115.000	0	0	0	0	0	115.000
401	04	96	00	Otros complementos a empleados	724.500	0	0	0	0	0	724.500
401	04	97	00	Otros complementos a obreros	28.371	0	0	0	0	0	28.371
401	04	98	00	Otros complementos al personal contratado	230.000	0	0	0	0	0	230.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	20.400.498	0	0	0	0	0	20.400.498
401	05	01	00	Aguinaldos a empleados	14.302.814	0	0	0	0	0	14.302.814
401	05	03	00	Bono vacacional a empleados	4.111.778	0	0	0	0	0	4.111.778
401	05	04	00	Aguinaldos a obreros	260.469	0	0	0	0	0	260.469
401	05	06	00	Bono vacacional a obreros	127.058	0	0	0	0	0	127.058
401	05	07	00	Aguinaldos al personal contratado	1.256.441	0	0	0	0	0	1.256.441
401	05	08	00	Bono vacacional al personal contratado	341.938	0	0	0	0	0	341.938
401	06	00	00	Aportes patronales y legales	4.604.348	0	0	0	0	0	4.604.348
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.635.812	0	0	0	0	0	2.635.812
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	689.358	0	0	0	0	0	689.358
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	690.152	0	0	0	0	0	690.152
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	64.136	0	0	0	0	0	64.136
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	14.252	0	0	0	0	0	14.252
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	14.252	0	0	0	0	0	14.252
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	419.462	0	0	0	0	0	419.462

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044006 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.927

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	76.924	0	0	0	0	0	76.924
401	07	00	00	Asistencia socio-económica	6.955.156	0	0	0	0	0	6.955.156
401	07	02	00	Becas a empleados	80.500	0	0	0	0	0	80.500
401	07	03	00	Ayudas por matrimonio a empleados	1.291	0	0	0	0	0	1.291
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.300	0	0	0	0	0	2.300
401	07	05	00	Ayudas por defunción a empleados	3.605	0	0	0	0	0	3.605
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.891.543	0	0	0	0	0	4.891.543
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	16.560	0	0	0	0	0	16.560
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	494.500	0	0	0	0	0	494.500
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	406.410	0	0	0	0	0	406.410
401	07	18	00	Becas a obreros	5.750	0	0	0	0	0	5.750
401	07	19	00	Ayudas por matrimonio de obreros	177	0	0	0	0	0	177
401	07	20	00	Ayudas por nacimiento de hijos de obreros	152	0	0	0	0	0	152
401	07	21	00	Ayudas por defunción a obreros	1.150	0	0	0	0	0	1.150
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	148.738	0	0	0	0	0	148.738
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.070	0	0	0	0	0	2.070
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.750	0	0	0	0	0	5.750
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	9.660	0	0	0	0	0	9.660
401	07	96	00	Otras subvenciones a empleados	840.000	0	0	0	0	0	840.000
401	07	97	00	Otras subvenciones a obreros	45.000	0	0	0	0	0	45.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.929.172**	**0**	**0**	**0**	**0**	0	**1.929.172**
402	01	00	00	Productos alimenticios y agropecuarios	122.242	0	0	0	0	0	122.242
402	01	01	00	Alimentos y bebidas para personas	122.242	0	0	0	0	0	122.242
402	03	00	00	Textiles y vestuarios	7.157	0	0	0	0	0	7.157

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044006 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.927

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
402	03	01	00	Textiles	6.376	0	0	0	0	0	6.376
402	03	02	00	Prendas de vestir	781	0	0	0	0	0	781
402	04	00	00	Productos de cuero y caucho	21.973	0	0	0	0	0	21.973
402	04	03	00	Cauchos y tripas para vehiculos	21.973	0	0	0	0	0	21.973
402	05	00	00	Productos de papel, cartón e impresos	676.254	0	0	0	0	0	676.254
402	05	01	00	Pulpa de madera, papel y cartón	20.374	0	0	0	0	0	20.374
402	05	02	00	Envases y cajas de papel y cartón	2.996	0	0	0	0	0	2.996
402	05	03	00	Productos de papel y cartón para oficina	623.488	0	0	0	0	0	623.488
402	05	04	00	Libros, revistas y periódicos	702	0	0	0	0	0	702
402	05	06	00	Productos de papel y cartón para computación	6.217	0	0	0	0	0	6.217
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	22.477	0	0	0	0	0	22.477
402	06	00	00	Productos químicos y derivados	58.045	0	0	0	0	0	58.045
402	06	01	00	Sustancias químicas y de uso industrial	398	0	0	0	0	0	398
402	06	02	00	Abonos, plaguicidas y otros	2.652	0	0	0	0	0	2.652
402	06	03	00	Tintas, pinturas y colorantes	37.274	0	0	0	0	0	37.274
402	06	04	00	Productos farmacéuticos y medicamentos	892	0	0	0	0	0	892
402	06	05	00	Productos de tocador	3.904	0	0	0	0	0	3.904
402	06	06	00	Combustibles y lubricantes	6.167	0	0	0	0	0	6.167
402	06	08	00	Productos plásticos	6.758	0	0	0	0	0	6.758
402	07	00	00	Productos minerales no metálicos	42.343	0	0	0	0	0	42.343
402	07	02	00	Vidrios y productos de vidrio	28.061	0	0	0	0	0	28.061
402	07	04	00	Cemento, cal y yeso	14.282	0	0	0	0	0	14.282
402	08	00	00	Productos metálicos	103.020	0	0	0	0	0	103.020
402	08	01	00	Productos primarios de hierro y acero	535	0	0	0	0	0	535

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044006 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.927

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	02	00	Productos de metales no ferrosos	1.015	0	0	0	0	0	1.015
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	45.995	0	0	0	0	0	45.995
402	08	04	00	Productos metálicos estructurales	3.571	0	0	0	0	0	3.571
402	08	05	00	Materiales de orden público, seguridad y defensa	5.387	0	0	0	0	0	5.387
402	08	07	00	Material de señalamiento	10.202	0	0	0	0	0	10.202
402	08	09	00	Repuestos y accesorios para equipos de transporte	14.065	0	0	0	0	0	14.065
402	08	10	00	Repuestos y accesorios para otros equipos	18.430	0	0	0	0	0	18.430
402	08	99	00	Otros productos metálicos	3.820	0	0	0	0	0	3.820
402	09	00	00	Productos de madera	20.846	0	0	0	0	0	20.846
402	09	01	00	Productos primarios de madera	17.020	0	0	0	0	0	17.020
402	09	02	00	Muebles y accesorios de madera para edificaciones	3.826	0	0	0	0	0	3.826
402	10	00	00	Productos varios y útiles diversos	871.698	0	0	0	0	0	871.698
402	10	01	00	Artículos de deporte, recreación y juguetes	2.518	0	0	0	0	0	2.518
402	10	02	00	Materiales y útiles de limpieza y aseo	50.331	0	0	0	0	0	50.331
402	10	03	00	Utensilios de cocina y comedor	442	0	0	0	0	0	442
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.007	0	0	0	0	0	3.007
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	75.311	0	0	0	0	0	75.311
402	10	06	00	Condecoraciones, ofrendas y similares	4.202	0	0	0	0	0	4.202
402	10	07	00	Productos de seguridad en el trabajo	7.779	0	0	0	0	0	7.779
402	10	08	00	Materiales para equipos de computación	602.889	0	0	0	0	0	602.889
402	10	11	00	Materiales eléctricos	95.809	0	0	0	0	0	95.809
402	10	12	00	Materiales para instalaciones sanitarias	14.612	0	0	0	0	0	14.612
402	10	13	00	Materiales fotográficos	10.253	0	0	0	0	0	10.253
402	10	99	00	Otros productos y útiles diversos	4.545	0	0	0	0	0	4.545

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044006 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.927

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	5.594	0	0	0	0	0	5.594
402	99	01	00	Otros materiales y suministros	5.594	0	0	0	0	0	5.594
403	**00**	**00**	**00**	**Servicios no personales**	**2.196.543**	**0**	**0**	**0**	**0**	0	**2.196.543**
403	01	00	00	Alquileres de inmuebles	1.578	0	0	0	0	0	1.578
403	01	01	00	Alquileres de edificios y locales	1.578	0	0	0	0	0	1.578
403	02	00	00	Alquileres de maquinaria y equipos	217	0	0	0	0	0	217
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	217	0	0	0	0	0	217
403	06	00	00	Servicios de transporte y almacenaje	5.050	0	0	0	0	0	5.050
403	06	01	00	Fletes y embalajes	3.711	0	0	0	0	0	3.711
403	06	03	00	Estacionamiento	13	0	0	0	0	0	13
403	06	04	00	Peaje	51	0	0	0	0	0	51
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.275	0	0	0	0	0	1.275
403	07	00	00	Servicios de información, impresión y relaciones públicas	21.566	0	0	0	0	0	21.566
403	07	02	00	Imprenta y reproducción	3.217	0	0	0	0	0	3.217
403	07	03	00	Relaciones sociales	7.253	0	0	0	0	0	7.253
403	07	04	00	Avisos	11.096	0	0	0	0	0	11.096
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	956	0	0	0	0	0	956
403	08	02	00	Comisiones y gastos bancarios	956	0	0	0	0	0	956
403	09	00	00	Viáticos y pasajes	260.488	0	0	0	0	0	260.488
403	09	01	00	Viáticos y pasajes dentro del país	260.488	0	0	0	0	0	260.488
403	10	00	00	Servicios profesionales y técnicos	23.053	0	0	0	0	0	23.053
403	10	99	00	Otros servicios profesionales y técnicos	23.053	0	0	0	0	0	23.053
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	408.987	0	0	0	0	0	408.987
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	36.434	0	0	0	0	0	36.434

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044006 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.927

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	20.244	0	0	0	0	0	20.244
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	339.557	0	0	0	0	0	339.557
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	12.752	0	0	0	0	0	12.752
403	12	00	00	Conservación y reparaciones menores de obras	642.407	0	0	0	0	0	642.407
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	642.407	0	0	0	0	0	642.407
403	15	00	00	Servicios fiscales	1.275	0	0	0	0	0	1.275
403	15	02	00	Tasas y otros derechos obligatorios	1.275	0	0	0	0	0	1.275
403	18	00	00	Impuestos indirectos	711.351	0	0	0	0	0	711.351
403	18	01	00	Impuesto al valor agregado	711.351	0	0	0	0	0	711.351
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	114.596	0	0	0	0	0	114.596
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	114.596	0	0	0	0	0	114.596
403	99	00	00	Otros servicios no personales	5.019	0	0	0	0	0	5.019
403	99	01	00	Otros servicios no personales	5.019	0	0	0	0	0	5.019
404	**00**	**00**	**00**	**Activos reales**	**299.540**	**0**	**0**	**0**	**0**	0	**299.540**
404	01	00	00	Repuestos y reparaciones mayores	48.788	0	0	0	0	0	48.788
404	01	02	00	Reparaciones mayores de maquinaria y equipos	48.788	0	0	0	0	0	48.788
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	48.788	0	0	0	0	0	48.788
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	22.316	0	0	0	0	0	22.316
404	03	05	00	Maquinaria y equipos industriales y de taller	22.316	0	0	0	0	0	22.316
404	04	00	00	Equipos de transporte, tracción y elevación	1.913	0	0	0	0	0	1.913
404	04	05	00	Vehículos de tracción no motorizados	1.913	0	0	0	0	0	1.913
404	05	00	00	Equipos de comunicaciones y de señalamiento	27.589	0	0	0	0	0	27.589
404	05	01	00	Equipos de telecomunicaciones	27.589	0	0	0	0	0	27.589
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	198.934	0	0	0	0	0	198.934

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044006 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 1.927

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	54.834	0	0	0	0	0	54.834
404	09	02	00	Equipos de computación	80.201	0	0	0	0	0	80.201
404	09	03	00	Mobiliario y equipos de alojamiento	50.331	0	0	0	0	0	50.331
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	13.568	0	0	0	0	0	13.568
				Totales	**90.183.035**	**0**	**0**	**0**	**0**	0	**90.183.035**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044007 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.390

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**99.714.315**	**0**	**0**	**0**	**0**	0	**99.714.315**
401	01	00	00	Sueldos, salarios y otras retribuciones	49.674.862	0	0	0	0	0	49.674.862
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	43.319.828	0	0	0	0	0	43.319.828
401	01	03	00	Suplencias a empleados	1.213.593	0	0	0	0	0	1.213.593
401	01	08	00	Sueldo al personal en trámite de nombramiento	144.679	0	0	0	0	0	144.679
401	01	09	00	Remuneraciones al personal en período de disponibilidad	8.361	0	0	0	0	0	8.361
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.010.276	0	0	0	0	0	1.010.276
401	01	12	00	Salarios a obreros en puestos no permanentes	199.902	0	0	0	0	0	199.902
401	01	13	00	Suplencias a obreros	72.013	0	0	0	0	0	72.013
401	01	18	00	Remuneraciones al personal contratado	3.476.068	0	0	0	0	0	3.476.068
401	01	99	00	Otras retribuciones	230.142	0	0	0	0	0	230.142
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.933.468	0	0	0	0	0	1.933.468
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.857.135	0	0	0	0	0	1.857.135
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	76.333	0	0	0	0	0	76.333
401	03	00	00	Primas	8.924.715	0	0	0	0	0	8.924.715
401	03	01	00	Primas por mérito a empleados	1.384.883	0	0	0	0	0	1.384.883
401	03	02	00	Primas de transporte a empleados	24.768	0	0	0	0	0	24.768
401	03	08	00	Primas de profesionalización a empleados	358.795	0	0	0	0	0	358.795
401	03	09	00	Primas por antigüedad a empleados	6.868.935	0	0	0	0	0	6.868.935
401	03	16	00	Primas por mérito a obreros	140.757	0	0	0	0	0	140.757
401	03	17	00	Primas de transporte a obreros	5.100	0	0	0	0	0	5.100
401	03	19	00	Primas por hijos de obreros	575	0	0	0	0	0	575
401	03	21	00	Primas por antigüedad a obreros	140.902	0	0	0	0	0	140.902
401	04	00	00	Complementos de sueldos y salarios	536.496	0	0	0	0	0	536.496

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044007 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 2.390

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	115.000	0	0	0	0	0	115.000
401	04	03	00	Complemento a empleados por gastos de alimentación	1.961	0	0	0	0	0	1.961
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	902	0	0	0	0	0	902
401	04	16	00	Complemento a obreros por gastos de alimentación	575	0	0	0	0	0	575
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	57.500	0	0	0	0	0	57.500
401	04	96	00	Otros complementos a empleados	308.628	0	0	0	0	0	308.628
401	04	97	00	Otros complementos a obreros	1.727	0	0	0	0	0	1.727
401	04	98	00	Otros complementos al personal contratado	50.203	0	0	0	0	0	50.203
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	24.962.618	0	0	0	0	0	24.962.618
401	05	01	00	Aguinaldos a empleados	17.775.191	0	0	0	0	0	17.775.191
401	05	03	00	Bono vacacional a empleados	5.098.879	0	0	0	0	0	5.098.879
401	05	04	00	Aguinaldos a obreros	376.386	0	0	0	0	0	376.386
401	05	06	00	Bono vacacional a obreros	183.603	0	0	0	0	0	183.603
401	05	07	00	Aguinaldos al personal contratado	1.201.045	0	0	0	0	0	1.201.045
401	05	08	00	Bono vacacional al personal contratado	327.514	0	0	0	0	0	327.514
401	06	00	00	Aportes patronales y legales	5.548.754	0	0	0	0	0	5.548.754
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	3.208.628	0	0	0	0	0	3.208.628
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	865.120	0	0	0	0	0	865.120
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	866.397	0	0	0	0	0	866.397
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	90.925	0	0	0	0	0	90.925
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	20.206	0	0	0	0	0	20.206
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	20.206	0	0	0	0	0	20.206
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	403.753	0	0	0	0	0	403.753

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044007 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.390

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	73.519	0	0	0	0	0	73.519
401	07	00	00	Asistencia socio-económica	8.133.402	0	0	0	0	0	8.133.402
401	07	02	00	Becas a empleados	13.319	0	0	0	0	0	13.319
401	07	03	00	Ayudas por matrimonio a empleados	665	0	0	0	0	0	665
401	07	04	00	Ayudas por nacimiento de hijos a empleados	988	0	0	0	0	0	988
401	07	05	00	Ayudas por defunción a empleados	665	0	0	0	0	0	665
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	5.716.109	0	0	0	0	0	5.716.109
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	758.501	0	0	0	0	0	758.501
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	416.070	0	0	0	0	0	416.070
401	07	18	00	Becas a obreros	2.130	0	0	0	0	0	2.130
401	07	19	00	Ayudas por matrimonio de obreros	163	0	0	0	0	0	163
401	07	20	00	Ayudas por nacimiento de hijos de obreros	163	0	0	0	0	0	163
401	07	21	00	Ayudas por defunción a obreros	163	0	0	0	0	0	163
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	212.521	0	0	0	0	0	212.521
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	31.430	0	0	0	0	0	31.430
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	64.515	0	0	0	0	0	64.515
401	07	96	00	Otras subvenciones a empleados	850.000	0	0	0	0	0	850.000
401	07	97	00	Otras subvenciones a obreros	66.000	0	0	0	0	0	66.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.761.544**	**0**	**0**	**0**	**0**	0	**2.761.544**
402	01	00	00	Productos alimenticios y agropecuarios	186.102	0	0	0	0	0	186.102
402	01	01	00	Alimentos y bebidas para personas	186.102	0	0	0	0	0	186.102
402	03	00	00	Textiles y vestuarios	7.760	0	0	0	0	0	7.760
402	03	01	00	Textiles	7.760	0	0	0	0	0	7.760
402	04	00	00	Productos de cuero y caucho	38.486	0	0	0	0	0	38.486

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 210044007 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 2.390

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	38.486	0	0	0	0	0	38.486
402	05	00	00	Productos de papel, cartón e impresos	881.059	0	0	0	0	0	881.059
402	05	01	00	Pulpa de madera, papel y cartón	122.204	0	0	0	0	0	122.204
402	05	02	00	Envases y cajas de papel y cartón	22.470	0	0	0	0	0	22.470
402	05	03	00	Productos de papel y cartón para oficina	640.807	0	0	0	0	0	640.807
402	05	06	00	Productos de papel y cartón para computación	40.982	0	0	0	0	0	40.982
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	54.596	0	0	0	0	0	54.596
402	06	00	00	Productos químicos y derivados	381.223	0	0	0	0	0	381.223
402	06	01	00	Sustancias químicas y de uso industrial	1.477	0	0	0	0	0	1.477
402	06	02	00	Abonos, plaguicidas y otros	9.403	0	0	0	0	0	9.403
402	06	03	00	Tintas, pinturas y colorantes	273.681	0	0	0	0	0	273.681
402	06	05	00	Productos de tocador	6.831	0	0	0	0	0	6.831
402	06	06	00	Combustibles y lubricantes	22.900	0	0	0	0	0	22.900
402	06	07	00	Productos diversos derivados del petróleo y del carbón	2.031	0	0	0	0	0	2.031
402	06	08	00	Productos plásticos	64.900	0	0	0	0	0	64.900
402	07	00	00	Productos minerales no metálicos	19.503	0	0	0	0	0	19.503
402	07	02	00	Vidrios y productos de vidrio	9.369	0	0	0	0	0	9.369
402	07	04	00	Cemento, cal y yeso	10.134	0	0	0	0	0	10.134
402	08	00	00	Productos metálicos	159.077	0	0	0	0	0	159.077
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	78.767	0	0	0	0	0	78.767
402	08	04	00	Productos metálicos estructurales	478	0	0	0	0	0	478
402	08	09	00	Repuestos y accesorios para equipos de transporte	72.770	0	0	0	0	0	72.770
402	08	10	00	Repuestos y accesorios para otros equipos	7.062	0	0	0	0	0	7.062
402	10	00	00	Productos varios y útiles diversos	1.074.802	0	0	0	0	0	1.074.802

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044007 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.390

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	50.743	0	0	0	0	0	50.743
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	8.859	0	0	0	0	0	8.859
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	127.789	0	0	0	0	0	127.789
402	10	06	00	Condecoraciones, ofrendas y similares	4.782	0	0	0	0	0	4.782
402	10	07	00	Productos de seguridad en el trabajo	11.450	0	0	0	0	0	11.450
402	10	08	00	Materiales para equipos de computación	684.415	0	0	0	0	0	684.415
402	10	11	00	Materiales eléctricos	123.400	0	0	0	0	0	123.400
402	10	12	00	Materiales para instalaciones sanitarias	44.947	0	0	0	0	0	44.947
402	10	99	00	Otros productos y útiles diversos	18.417	0	0	0	0	0	18.417
402	99	00	00	Otros materiales y suministros	13.532	0	0	0	0	0	13.532
402	99	01	00	Otros materiales y suministros	13.532	0	0	0	0	0	13.532
403	**00**	**00**	**00**	**Servicios no personales**	**2.729.946**	**0**	**0**	**0**	**0**	0	**2.729.946**
403	06	00	00	Servicios de transporte y almacenaje	4.639	0	0	0	0	0	4.639
403	06	01	00	Fletes y embalajes	4.639	0	0	0	0	0	4.639
403	07	00	00	Servicios de información, impresión y relaciones públicas	19.195	0	0	0	0	0	19.195
403	07	02	00	Imprenta y reproducción	9.946	0	0	0	0	0	9.946
403	07	03	00	Relaciones sociales	5.914	0	0	0	0	0	5.914
403	07	04	00	Avisos	3.335	0	0	0	0	0	3.335
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	8.035	0	0	0	0	0	8.035
403	08	02	00	Comisiones y gastos bancarios	8.035	0	0	0	0	0	8.035
403	09	00	00	Viáticos y pasajes	499.445	0	0	0	0	0	499.445
403	09	01	00	Viáticos y pasajes dentro del país	499.445	0	0	0	0	0	499.445
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	407.128	0	0	0	0	0	407.128
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	121.633	0	0	0	0	0	121.633

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 210044007 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.390

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	23.113	0	0	0	0	0	23.113
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	236.878	0	0	0	0	0	236.878
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	25.504	0	0	0	0	0	25.504
403	12	00	00	Conservación y reparaciones menores de obras	741.257	0	0	0	0	0	741.257
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	741.257	0	0	0	0	0	741.257
403	18	00	00	Impuestos indirectos	895.898	0	0	0	0	0	895.898
403	18	01	00	Impuesto al valor agregado	895.898	0	0	0	0	0	895.898
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	135.611	0	0	0	0	0	135.611
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	135.611	0	0	0	0	0	135.611
403	99	00	00	Otros servicios no personales	18.738	0	0	0	0	0	18.738
403	99	01	00	Otros servicios no personales	18.738	0	0	0	0	0	18.738
404	**00**	**00**	**00**	**Activos reales**	**950.671**	**0**	**0**	**0**	**0**	0	**950.671**
404	01	00	00	Repuestos y reparaciones mayores	50.628	0	0	0	0	0	50.628
404	01	01	00	Repuestos mayores	50.628	0	0	0	0	0	50.628
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	50.628	0	0	0	0	0	50.628
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	76.838	0	0	0	0	0	76.838
404	03	05	00	Maquinaria y equipos industriales y de taller	59.147	0	0	0	0	0	59.147
404	03	06	00	Maquinaria y equipos de energía	14.013	0	0	0	0	0	14.013
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	3.678	0	0	0	0	0	3.678
404	04	00	00	Equipos de transporte, tracción y elevación	8.831	0	0	0	0	0	8.831
404	04	05	00	Vehículos de tracción no motorizados	8.831	0	0	0	0	0	8.831
404	05	00	00	Equipos de comunicaciones y de señalamiento	42.917	0	0	0	0	0	42.917
404	05	01	00	Equipos de telecomunicaciones	42.917	0	0	0	0	0	42.917
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	22.663	0	0	0	0	0	22.663

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044007 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO CARABOBO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.390

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO CARABOBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	22.663	0	0	0	0	0	22.663
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	748.794	0	0	0	0	0	748.794
404	09	01	00	Mobiliario y equipos de oficina	297.155	0	0	0	0	0	297.155
404	09	02	00	Equipos de computación	152.429	0	0	0	0	0	152.429
404	09	03	00	Mobiliario y equipos de alojamiento	299.210	0	0	0	0	0	299.210
				Totales	**106.156.476**	**0**	**0**	**0**	**0**	0	**106.156.476**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044008 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO COJEDES

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 1.120

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**43.434.805**	**0**	**0**	**0**	**0**	0	**43.434.805**
401	01	00	00	Sueldos, salarios y otras retribuciones	22.015.391	0	0	0	0	0	22.015.391
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	17.532.385	0	0	0	0	0	17.532.385
401	01	03	00	Suplencias a empleados	1.234.108	0	0	0	0	0	1.234.108
401	01	08	00	Sueldo al personal en trámite de nombramiento	11.907	0	0	0	0	0	11.907
401	01	09	00	Remuneraciones al personal en período de disponibilidad	10.647	0	0	0	0	0	10.647
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	632.624	0	0	0	0	0	632.624
401	01	12	00	Salarios a obreros en puestos no permanentes	347.322	0	0	0	0	0	347.322
401	01	13	00	Suplencias a obreros	10.781	0	0	0	0	0	10.781
401	01	18	00	Remuneraciones al personal contratado	1.970.080	0	0	0	0	0	1.970.080
401	01	99	00	Otras retribuciones	265.537	0	0	0	0	0	265.537
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.063.226	0	0	0	0	0	1.063.226
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	989.169	0	0	0	0	0	989.169
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	74.057	0	0	0	0	0	74.057
401	03	00	00	Primas	3.831.706	0	0	0	0	0	3.831.706
401	03	01	00	Primas por mérito a empleados	556.373	0	0	0	0	0	556.373
401	03	02	00	Primas de transporte a empleados	6.900	0	0	0	0	0	6.900
401	03	08	00	Primas de profesionalización a empleados	175.405	0	0	0	0	0	175.405
401	03	09	00	Primas por antigüedad a empleados	2.942.293	0	0	0	0	0	2.942.293
401	03	16	00	Primas por mérito a obreros	63.789	0	0	0	0	0	63.789
401	03	17	00	Primas de transporte a obreros	920	0	0	0	0	0	920
401	03	19	00	Primas por hijos de obreros	920	0	0	0	0	0	920
401	03	21	00	Primas por antigüedad a obreros	85.106	0	0	0	0	0	85.106
401	04	00	00	Complementos de sueldos y salarios	480.479	0	0	0	0	0	480.479

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044008 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO COJEDES

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.120

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	160.778	0	0	0	0	0	160.778
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.662	0	0	0	0	0	1.662
401	04	19	00	Bono compensatorio de transporte a obreros	13.555	0	0	0	0	0	13.555
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	39.132	0	0	0	0	0	39.132
401	04	96	00	Otros complementos a empleados	202.762	0	0	0	0	0	202.762
401	04	97	00	Otros complementos a obreros	11.491	0	0	0	0	0	11.491
401	04	98	00	Otros complementos al personal contratado	51.099	0	0	0	0	0	51.099
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	10.479.320	0	0	0	0	0	10.479.320
401	05	01	00	Aguinaldos a empleados	7.139.598	0	0	0	0	0	7.139.598
401	05	03	00	Bono vacacional a empleados	2.040.052	0	0	0	0	0	2.040.052
401	05	04	00	Aguinaldos a obreros	225.208	0	0	0	0	0	225.208
401	05	06	00	Bono vacacional a obreros	109.858	0	0	0	0	0	109.858
401	05	07	00	Aguinaldos al personal contratado	757.386	0	0	0	0	0	757.386
401	05	08	00	Bono vacacional al personal contratado	207.218	0	0	0	0	0	207.218
401	06	00	00	Aportes patronales y legales	2.440.346	0	0	0	0	0	2.440.346
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.340.620	0	0	0	0	0	1.340.620
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	350.009	0	0	0	0	0	350.009
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	350.648	0	0	0	0	0	350.648
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	73.105	0	0	0	0	0	73.105
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	12.652	0	0	0	0	0	12.652
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	12.652	0	0	0	0	0	12.652
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	254.311	0	0	0	0	0	254.311
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	46.349	0	0	0	0	0	46.349

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044008 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO COJEDES

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.120

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	07	00	00	Asistencia socio-económica	3.124.337	0	0	0	0	0	3.124.337
401	07	02	00	Becas a empleados	104.362	0	0	0	0	0	104.362
401	07	03	00	Ayudas por matrimonio a empleados	1.107	0	0	0	0	0	1.107
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.354	0	0	0	0	0	1.354
401	07	05	00	Ayudas por defunción a empleados	1.898	0	0	0	0	0	1.898
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.279.900	0	0	0	0	0	2.279.900
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	167.687	0	0	0	0	0	167.687
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	171.810	0	0	0	0	0	171.810
401	07	18	00	Becas a obreros	40.440	0	0	0	0	0	40.440
401	07	19	00	Ayudas por matrimonio de obreros	101	0	0	0	0	0	101
401	07	20	00	Ayudas por nacimiento de hijos de obreros	169	0	0	0	0	0	169
401	07	21	00	Ayudas por defunción a obreros	1.553	0	0	0	0	0	1.553
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	132.862	0	0	0	0	0	132.862
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	11.544	0	0	0	0	0	11.544
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	19.550	0	0	0	0	0	19.550
401	07	96	00	Otras subvenciones a empleados	150.000	0	0	0	0	0	150.000
401	07	97	00	Otras subvenciones a obreros	40.000	0	0	0	0	0	40.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.463.020**	**0**	**0**	**0**	**0**	0	**1.463.020**
402	01	00	00	Productos alimenticios y agropecuarios	72.181	0	0	0	0	0	72.181
402	01	01	00	Alimentos y bebidas para personas	72.181	0	0	0	0	0	72.181
402	03	00	00	Textiles y vestuarios	2.400	0	0	0	0	0	2.400
402	03	01	00	Textiles	2.400	0	0	0	0	0	2.400
402	04	00	00	Productos de cuero y caucho	21.636	0	0	0	0	0	21.636
402	04	03	00	Cauchos y tripas para vehiculos	21.636	0	0	0	0	0	21.636

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044008 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO COJEDES

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.120

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	451.914	0	0	0	0	0	451.914
402	05	01	00	Pulpa de madera, papel y cartón	21.984	0	0	0	0	0	21.984
402	05	02	00	Envases y cajas de papel y cartón	35.479	0	0	0	0	0	35.479
402	05	03	00	Productos de papel y cartón para oficina	394.451	0	0	0	0	0	394.451
402	06	00	00	Productos químicos y derivados	155.132	0	0	0	0	0	155.132
402	06	02	00	Abonos, plaguicidas y otros	5.614	0	0	0	0	0	5.614
402	06	03	00	Tintas, pinturas y colorantes	101.111	0	0	0	0	0	101.111
402	06	05	00	Productos de tocador	7.494	0	0	0	0	0	7.494
402	06	06	00	Combustibles y lubricantes	15.680	0	0	0	0	0	15.680
402	06	08	00	Productos plásticos	25.233	0	0	0	0	0	25.233
402	08	00	00	Productos metálicos	145.386	0	0	0	0	0	145.386
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	90.617	0	0	0	0	0	90.617
402	08	09	00	Repuestos y accesorios para equipos de transporte	27.646	0	0	0	0	0	27.646
402	08	10	00	Repuestos y accesorios para otros equipos	27.123	0	0	0	0	0	27.123
402	10	00	00	Productos varios y útiles diversos	614.371	0	0	0	0	0	614.371
402	10	02	00	Materiales y útiles de limpieza y aseo	109.252	0	0	0	0	0	109.252
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	147.673	0	0	0	0	0	147.673
402	10	07	00	Productos de seguridad en el trabajo	39.740	0	0	0	0	0	39.740
402	10	08	00	Materiales para equipos de computación	261.493	0	0	0	0	0	261.493
402	10	11	00	Materiales eléctricos	51.341	0	0	0	0	0	51.341
402	10	12	00	Materiales para instalaciones sanitarias	4.872	0	0	0	0	0	4.872
403	**00**	**00**	**00**	**Servicios no personales**	**1.128.461**	**0**	**0**	**0**	**0**	0	**1.128.461**
403	06	00	00	Servicios de transporte y almacenaje	9.277	0	0	0	0	0	9.277
403	06	01	00	Fletes y embalajes	9.277	0	0	0	0	0	9.277

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044008 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO COJEDES

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 1.120

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO COJEDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.443	0	0	0	0	0	3.443
403	07	04	00	Avisos	3.443	0	0	0	0	0	3.443
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.922	0	0	0	0	0	3.922
403	08	02	00	Comisiones y gastos bancarios	3.922	0	0	0	0	0	3.922
403	09	00	00	Viáticos y pasajes	110.970	0	0	0	0	0	110.970
403	09	01	00	Viáticos y pasajes dentro del país	110.970	0	0	0	0	0	110.970
403	10	00	00	Servicios profesionales y técnicos	44.948	0	0	0	0	0	44.948
403	10	99	00	Otros servicios profesionales y técnicos	44.948	0	0	0	0	0	44.948
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	306.061	0	0	0	0	0	306.061
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	205.235	0	0	0	0	0	205.235
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	3.273	0	0	0	0	0	3.273
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	97.553	0	0	0	0	0	97.553
403	12	00	00	Conservación y reparaciones menores de obras	160.389	0	0	0	0	0	160.389
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	160.389	0	0	0	0	0	160.389
403	18	00	00	Impuestos indirectos	441.078	0	0	0	0	0	441.078
403	18	01	00	Impuesto al valor agregado	441.078	0	0	0	0	0	441.078
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	48.373	0	0	0	0	0	48.373
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	48.373	0	0	0	0	0	48.373
404	**00**	**00**	**00**	**Activos reales**	**431.213**	**0**	**0**	**0**	**0**	0	**431.213**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	431.213	0	0	0	0	0	431.213
404	09	01	00	Mobiliario y equipos de oficina	110.314	0	0	0	0	0	110.314
404	09	02	00	Equipos de computación	184.135	0	0	0	0	0	184.135
404	09	03	00	Mobiliario y equipos de alojamiento	136.764	0	0	0	0	0	136.764
				Totales	**46.457.499**	**0**	**0**	**0**	**0**	0	**46.457.499**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044009 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.152

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**24.235.793**	**0**	**0**	**0**	**0**	0	**24.235.793**
401	01	00	00	Sueldos, salarios y otras retribuciones	11.969.728	0	0	0	0	0	11.969.728
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	9.413.916	0	0	0	0	0	9.413.916
401	01	03	00	Suplencias a empleados	520.871	0	0	0	0	0	520.871
401	01	08	00	Sueldo al personal en trámite de nombramiento	37.485	0	0	0	0	0	37.485
401	01	09	00	Remuneraciones al personal en período de disponibilidad	3.443	0	0	0	0	0	3.443
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	432.221	0	0	0	0	0	432.221
401	01	12	00	Salarios a obreros en puestos no permanentes	168.021	0	0	0	0	0	168.021
401	01	13	00	Suplencias a obreros	1.613	0	0	0	0	0	1.613
401	01	18	00	Remuneraciones al personal contratado	1.371.433	0	0	0	0	0	1.371.433
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	20.725	0	0	0	0	0	20.725
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	647.025	0	0	0	0	0	647.025
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	570.517	0	0	0	0	0	570.517
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	76.508	0	0	0	0	0	76.508
401	03	00	00	Primas	2.116.134	0	0	0	0	0	2.116.134
401	03	01	00	Primas por mérito a empleados	306.299	0	0	0	0	0	306.299
401	03	02	00	Primas de transporte a empleados	12.939	0	0	0	0	0	12.939
401	03	08	00	Primas de profesionalización a empleados	104.659	0	0	0	0	0	104.659
401	03	09	00	Primas por antigüedad a empleados	1.540.072	0	0	0	0	0	1.540.072
401	03	16	00	Primas por mérito a obreros	80.099	0	0	0	0	0	80.099
401	03	17	00	Primas de transporte a obreros	8.050	0	0	0	0	0	8.050
401	03	19	00	Primas por hijos de obreros	3.450	0	0	0	0	0	3.450
401	03	21	00	Primas por antigüedad a obreros	60.566	0	0	0	0	0	60.566
401	04	00	00	Complementos de sueldos y salarios	308.487	0	0	0	0	0	308.487

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 210044009 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.152

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	57.500	0	0	0	0	0	57.500
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	4.686	0	0	0	0	0	4.686
401	04	16	00	Complemento a obreros por gastos de alimentación	5.750	0	0	0	0	0	5.750
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	23.000	0	0	0	0	0	23.000
401	04	96	00	Otros complementos a empleados	146.713	0	0	0	0	0	146.713
401	04	97	00	Otros complementos a obreros	7.283	0	0	0	0	0	7.283
401	04	98	00	Otros complementos al personal contratado	63.555	0	0	0	0	0	63.555
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.931.019	0	0	0	0	0	5.931.019
401	05	01	00	Aguinaldos a empleados	3.919.375	0	0	0	0	0	3.919.375
401	05	03	00	Bono vacacional a empleados	1.131.156	0	0	0	0	0	1.131.156
401	05	04	00	Aguinaldos a obreros	161.715	0	0	0	0	0	161.715
401	05	06	00	Bono vacacional a obreros	78.885	0	0	0	0	0	78.885
401	05	07	00	Aguinaldos al personal contratado	502.925	0	0	0	0	0	502.925
401	05	08	00	Bono vacacional al personal contratado	136.963	0	0	0	0	0	136.963
401	06	00	00	Aportes patronales y legales	1.325.584	0	0	0	0	0	1.325.584
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	698.319	0	0	0	0	0	698.319
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	177.534	0	0	0	0	0	177.534
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	188.278	0	0	0	0	0	188.278
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	35.366	0	0	0	0	0	35.366
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	12.959	0	0	0	0	0	12.959
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	13.602	0	0	0	0	0	13.602
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	168.737	0	0	0	0	0	168.737
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	30.789	0	0	0	0	0	30.789

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 210044009 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.152

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	1.937.816	0	0	0	0	0	1.937.816
401	07	02	00	Becas a empleados	35.873	0	0	0	0	0	35.873
401	07	03	00	Ayudas por matrimonio a empleados	738	0	0	0	0	0	738
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.231	0	0	0	0	0	1.231
401	07	05	00	Ayudas por defunción a empleados	2.098	0	0	0	0	0	2.098
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.230.700	0	0	0	0	0	1.230.700
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	7.963	0	0	0	0	0	7.963
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	115.230	0	0	0	0	0	115.230
401	07	18	00	Becas a obreros	32.141	0	0	0	0	0	32.141
401	07	19	00	Ayudas por matrimonio de obreros	101	0	0	0	0	0	101
401	07	20	00	Ayudas por nacimiento de hijos de obreros	101	0	0	0	0	0	101
401	07	21	00	Ayudas por defunción a obreros	1.242	0	0	0	0	0	1.242
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	88.371	0	0	0	0	0	88.371
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.772	0	0	0	0	0	5.772
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	50.255	0	0	0	0	0	50.255
401	07	96	00	Otras subvenciones a empleados	290.000	0	0	0	0	0	290.000
401	07	97	00	Otras subvenciones a obreros	76.000	0	0	0	0	0	76.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**719.174**	**0**	**0**	**0**	**0**	0	**719.174**
402	01	00	00	Productos alimenticios y agropecuarios	48.171	0	0	0	0	0	48.171
402	01	01	00	Alimentos y bebidas para personas	48.171	0	0	0	0	0	48.171
402	03	00	00	Textiles y vestuarios	9.011	0	0	0	0	0	9.011
402	03	01	00	Textiles	9.011	0	0	0	0	0	9.011
402	04	00	00	Productos de cuero y caucho	10.125	0	0	0	0	0	10.125
402	04	03	00	Cauchos y tripas para vehículos	10.125	0	0	0	0	0	10.125

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044009 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 1.152

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	177.099	0	0	0	0	0	177.099
402	05	01	00	Pulpa de madera, papel y cartón	38.548	0	0	0	0	0	38.548
402	05	02	00	Envases y cajas de papel y cartón	2.996	0	0	0	0	0	2.996
402	05	03	00	Productos de papel y cartón para oficina	122.790	0	0	0	0	0	122.790
402	05	06	00	Productos de papel y cartón para computación	11.394	0	0	0	0	0	11.394
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.371	0	0	0	0	0	1.371
402	06	00	00	Productos químicos y derivados	77.360	0	0	0	0	0	77.360
402	06	01	00	Sustancias químicas y de uso industrial	199	0	0	0	0	0	199
402	06	02	00	Abonos, plaguicidas y otros	3.535	0	0	0	0	0	3.535
402	06	03	00	Tintas, pinturas y colorantes	50.190	0	0	0	0	0	50.190
402	06	06	00	Combustibles y lubricantes	8.472	0	0	0	0	0	8.472
402	06	07	00	Productos diversos derivados del petróleo y del carbón	2.901	0	0	0	0	0	2.901
402	06	08	00	Productos plásticos	12.063	0	0	0	0	0	12.063
402	07	00	00	Productos minerales no metálicos	10.994	0	0	0	0	0	10.994
402	07	02	00	Vidrios y productos de vidrio	702	0	0	0	0	0	702
402	07	04	00	Cemento, cal y yeso	10.292	0	0	0	0	0	10.292
402	08	00	00	Productos metálicos	46.044	0	0	0	0	0	46.044
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	24.587	0	0	0	0	0	24.587
402	08	07	00	Material de señalamiento	2.373	0	0	0	0	0	2.373
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.477	0	0	0	0	0	10.477
402	08	10	00	Repuestos y accesorios para otros equipos	7.650	0	0	0	0	0	7.650
402	08	99	00	Otros productos metálicos	957	0	0	0	0	0	957
402	10	00	00	Productos varios y útiles diversos	338.496	0	0	0	0	0	338.496
402	10	02	00	Materiales y útiles de limpieza y aseo	67.868	0	0	0	0	0	67.868

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044009 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.152

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	67.054	0	0	0	0	0	67.054
402	10	07	00	Productos de seguridad en el trabajo	2.265	0	0	0	0	0	2.265
402	10	08	00	Materiales para equipos de computación	118.368	0	0	0	0	0	118.368
402	10	11	00	Materiales eléctricos	49.651	0	0	0	0	0	49.651
402	10	12	00	Materiales para instalaciones sanitarias	15.733	0	0	0	0	0	15.733
402	10	13	00	Materiales fotográficos	12.059	0	0	0	0	0	12.059
402	10	99	00	Otros productos y útiles diversos	5.498	0	0	0	0	0	5.498
402	99	00	00	Otros materiales y suministros	1.874	0	0	0	0	0	1.874
402	99	01	00	Otros materiales y suministros	1.874	0	0	0	0	0	1.874
403	**00**	**00**	**00**	**Servicios no personales**	**1.002.019**	**0**	**0**	**0**	**0**	0	**1.002.019**
403	06	00	00	Servicios de transporte y almacenaje	9.018	0	0	0	0	0	9.018
403	06	01	00	Fletes y embalajes	7.422	0	0	0	0	0	7.422
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.596	0	0	0	0	0	1.596
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.933	0	0	0	0	0	2.933
403	07	02	00	Imprenta y reproducción	1.116	0	0	0	0	0	1.116
403	07	04	00	Avisos	1.817	0	0	0	0	0	1.817
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	116.610	0	0	0	0	0	116.610
403	08	02	00	Comisiones y gastos bancarios	116.610	0	0	0	0	0	116.610
403	09	00	00	Viáticos y pasajes	232.437	0	0	0	0	0	232.437
403	09	01	00	Viáticos y pasajes dentro del país	232.437	0	0	0	0	0	232.437
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	208.822	0	0	0	0	0	208.822
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	127.060	0	0	0	0	0	127.060
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	8.608	0	0	0	0	0	8.608
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	66.778	0	0	0	0	0	66.778

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044009 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.152

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	6.376	0	0	0	0	0	6.376
403	12	00	00	Conservación y reparaciones menores de obras	122.375	0	0	0	0	0	122.375
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	122.375	0	0	0	0	0	122.375
403	18	00	00	Impuestos indirectos	288.444	0	0	0	0	0	288.444
403	18	01	00	Impuesto al valor agregado	288.444	0	0	0	0	0	288.444
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	21.093	0	0	0	0	0	21.093
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	21.093	0	0	0	0	0	21.093
403	99	00	00	Otros servicios no personales	287	0	0	0	0	0	287
403	99	01	00	Otros servicios no personales	287	0	0	0	0	0	287
404	**00**	**00**	**00**	**Activos reales**	**220.392**	**0**	**0**	**0**	**0**	0	**220.392**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	17.639	0	0	0	0	0	17.639
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	10.632	0	0	0	0	0	10.632
404	03	06	00	Maquinaria y equipos de energía	7.007	0	0	0	0	0	7.007
404	05	00	00	Equipos de comunicaciones y de señalamiento	13.643	0	0	0	0	0	13.643
404	05	01	00	Equipos de telecomunicaciones	13.643	0	0	0	0	0	13.643
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.591	0	0	0	0	0	1.591
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.591	0	0	0	0	0	1.591
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	5.538	0	0	0	0	0	5.538
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	5.538	0	0	0	0	0	5.538
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	181.981	0	0	0	0	0	181.981
404	09	01	00	Mobiliario y equipos de oficina	40.622	0	0	0	0	0	40.622
404	09	02	00	Equipos de computación	107.667	0	0	0	0	0	107.667
404	09	03	00	Mobiliario y equipos de alojamiento	28.910	0	0	0	0	0	28.910
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	4.782	0	0	0	0	0	4.782

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044009 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO DELTA AMACURO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.152

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO DELTA AMACURO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**26.177.378**	0	0	0	0	0	**26.177.378**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044010 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 926

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**342.623.614**	**0**	**0**	**0**	**0**	0	**342.623.614**
401	01	00	00	Sueldos, salarios y otras retribuciones	173.587.315	0	0	0	0	0	173.587.315
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	151.011.974	0	0	0	0	0	151.011.974
401	01	03	00	Suplencias a empleados	6.988.460	0	0	0	0	0	6.988.460
401	01	08	00	Sueldo al personal en trámite de nombramiento	991.121	0	0	0	0	0	991.121
401	01	09	00	Remuneraciones al personal en período de disponibilidad	138.646	0	0	0	0	0	138.646
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.729.857	0	0	0	0	0	3.729.857
401	01	12	00	Salarios a obreros en puestos no permanentes	794.102	0	0	0	0	0	794.102
401	01	13	00	Suplencias a obreros	506	0	0	0	0	0	506
401	01	18	00	Remuneraciones al personal contratado	9.718.148	0	0	0	0	0	9.718.148
401	01	99	00	Otras retribuciones	214.501	0	0	0	0	0	214.501
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	8.954.273	0	0	0	0	0	8.954.273
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	8.568.073	0	0	0	0	0	8.568.073
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	386.200	0	0	0	0	0	386.200
401	03	00	00	Primas	27.173.077	0	0	0	0	0	27.173.077
401	03	01	00	Primas por mérito a empleados	4.821.616	0	0	0	0	0	4.821.616
401	03	02	00	Primas de transporte a empleados	144.889	0	0	0	0	0	144.889
401	03	08	00	Primas de profesionalización a empleados	1.200.929	0	0	0	0	0	1.200.929
401	03	09	00	Primas por antigüedad a empleados	19.878.058	0	0	0	0	0	19.878.058
401	03	16	00	Primas por mérito a obreros	585.248	0	0	0	0	0	585.248
401	03	17	00	Primas de transporte a obreros	29.756	0	0	0	0	0	29.756
401	03	19	00	Primas por hijos de obreros	8.740	0	0	0	0	0	8.740
401	03	21	00	Primas por antigüedad a obreros	503.841	0	0	0	0	0	503.841
401	04	00	00	Complementos de sueldos y salarios	2.272.675	0	0	0	0	0	2.272.675

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044010 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 926

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	537.960	0	0	0	0	0	537.960
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	21.220	0	0	0	0	0	21.220
401	04	16	00	Complemento a obreros por gastos de alimentación	6.555	0	0	0	0	0	6.555
401	04	19	00	Bono compensatorio de transporte a obreros	17.092	0	0	0	0	0	17.092
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	181.007	0	0	0	0	0	181.007
401	04	96	00	Otros complementos a empleados	1.158.229	0	0	0	0	0	1.158.229
401	04	97	00	Otros complementos a obreros	125.690	0	0	0	0	0	125.690
401	04	98	00	Otros complementos al personal contratado	224.922	0	0	0	0	0	224.922
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	86.039.526	0	0	0	0	0	86.039.526
401	05	01	00	Aguinaldos a empleados	61.886.426	0	0	0	0	0	61.886.426
401	05	03	00	Bono vacacional a empleados	17.728.422	0	0	0	0	0	17.728.422
401	05	04	00	Aguinaldos a obreros	1.379.912	0	0	0	0	0	1.379.912
401	05	06	00	Bono vacacional a obreros	673.931	0	0	0	0	0	673.931
401	05	07	00	Aguinaldos al personal contratado	3.434.558	0	0	0	0	0	3.434.558
401	05	08	00	Bono vacacional al personal contratado	936.277	0	0	0	0	0	936.277
401	06	00	00	Aportes patronales y legales	19.021.040	0	0	0	0	0	19.021.040
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	11.462.246	0	0	0	0	0	11.462.246
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.692.509	0	0	0	0	0	2.692.509
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	3.020.239	0	0	0	0	0	3.020.239
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	335.688	0	0	0	0	0	335.688
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	74.597	0	0	0	0	0	74.597
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	74.597	0	0	0	0	0	74.597
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.150.919	0	0	0	0	0	1.150.919

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044010 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 926

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	210.245	0	0	0	0	0	210.245
401	07	00	00	Asistencia socio-económica	25.575.708	0	0	0	0	0	25.575.708
401	07	02	00	Becas a empleados	267.548	0	0	0	0	0	267.548
401	07	03	00	Ayudas por matrimonio a empleados	3.450	0	0	0	0	0	3.450
401	07	04	00	Ayudas por nacimiento de hijos a empleados	10.951	0	0	0	0	0	10.951
401	07	05	00	Ayudas por defunción a empleados	4.124	0	0	0	0	0	4.124
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	18.703.516	0	0	0	0	0	18.703.516
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	2.307.485	0	0	0	0	0	2.307.485
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.395.180	0	0	0	0	0	1.395.180
401	07	18	00	Becas a obreros	75.028	0	0	0	0	0	75.028
401	07	19	00	Ayudas por matrimonio de obreros	658	0	0	0	0	0	658
401	07	20	00	Ayudas por nacimiento de hijos de obreros	658	0	0	0	0	0	658
401	07	21	00	Ayudas por defunción a obreros	7.883	0	0	0	0	0	7.883
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	754.740	0	0	0	0	0	754.740
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	88.652	0	0	0	0	0	88.652
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	175.835	0	0	0	0	0	175.835
401	07	96	00	Otras subvenciones a empleados	1.600.000	0	0	0	0	0	1.600.000
401	07	97	00	Otras subvenciones a obreros	180.000	0	0	0	0	0	180.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.630.277**	**0**	**0**	**0**	**0**	**0**	**1.630.277**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	22.241	0	0	0	0	0	22.241
403	08	02	00	Comisiones y gastos bancarios	22.241	0	0	0	0	0	22.241
403	09	00	00	Viáticos y pasajes	275.082	0	0	0	0	0	275.082
403	09	01	00	Viáticos y pasajes dentro del país	275.082	0	0	0	0	0	275.082
403	18	00	00	Impuestos indirectos	961.494	0	0	0	0	0	961.494

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044010 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL DISTRITO CAPITAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 926

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL DISTRITO CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	961.494	0	0	0	0	0	961.494
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	371.460	0	0	0	0	0	371.460
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	371.460	0	0	0	0	0	371.460
				Totales	**344.253.891**	**0**	**0**	**0**	**0**	0	**344.253.891**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044011 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 2.700

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**54.614.171**	**0**	**0**	**0**	**0**	0	**54.614.171**
401	01	00	00	Sueldos, salarios y otras retribuciones	27.151.207	0	0	0	0	0	27.151.207
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	21.848.996	0	0	0	0	0	21.848.996
401	01	03	00	Suplencias a empleados	1.449.708	0	0	0	0	0	1.449.708
401	01	08	00	Sueldo al personal en trámite de nombramiento	25.000	0	0	0	0	0	25.000
401	01	09	00	Remuneraciones al personal en período de disponibilidad	8.000	0	0	0	0	0	8.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	611.124	0	0	0	0	0	611.124
401	01	12	00	Salarios a obreros en puestos no permanentes	1.028.238	0	0	0	0	0	1.028.238
401	01	13	00	Suplencias a obreros	3.500	0	0	0	0	0	3.500
401	01	18	00	Remuneraciones al personal contratado	2.036.641	0	0	0	0	0	2.036.641
401	01	99	00	Otras retribuciones	140.000	0	0	0	0	0	140.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.402.775	0	0	0	0	0	1.402.775
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.304.275	0	0	0	0	0	1.304.275
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	98.500	0	0	0	0	0	98.500
401	03	00	00	Primas	4.599.380	0	0	0	0	0	4.599.380
401	03	01	00	Primas por mérito a empleados	695.846	0	0	0	0	0	695.846
401	03	02	00	Primas de transporte a empleados	20.700	0	0	0	0	0	20.700
401	03	08	00	Primas de profesionalización a empleados	299.000	0	0	0	0	0	299.000
401	03	09	00	Primas por antigüedad a empleados	3.366.364	0	0	0	0	0	3.366.364
401	03	16	00	Primas por mérito a obreros	120.750	0	0	0	0	0	120.750
401	03	17	00	Primas de transporte a obreros	9.200	0	0	0	0	0	9.200
401	03	19	00	Primas por hijos de obreros	9.200	0	0	0	0	0	9.200
401	03	21	00	Primas por antigüedad a obreros	78.320	0	0	0	0	0	78.320
401	04	00	00	Complementos de sueldos y salarios	1.160.552	0	0	0	0	0	1.160.552

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044011 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.700

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	400.321	0	0	0	0	0	400.321
401	04	03	00	Complemento a empleados por gastos de alimentación	40.250	0	0	0	0	0	40.250
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	10.465	0	0	0	0	0	10.465
401	04	16	00	Complemento a obreros por gastos de alimentación	9.200	0	0	0	0	0	9.200
401	04	19	00	Bono compensatorio de transporte a obreros	3.450	0	0	0	0	0	3.450
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	78.948	0	0	0	0	0	78.948
401	04	96	00	Otros complementos a empleados	303.000	0	0	0	0	0	303.000
401	04	97	00	Otros complementos a obreros	7.130	0	0	0	0	0	7.130
401	04	98	00	Otros complementos al personal contratado	307.788	0	0	0	0	0	307.788
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	13.000.945	0	0	0	0	0	13.000.945
401	05	01	00	Aguinaldos a empleados	8.932.045	0	0	0	0	0	8.932.045
401	05	03	00	Bono vacacional a empleados	2.563.158	0	0	0	0	0	2.563.158
401	05	04	00	Aguinaldos a obreros	223.791	0	0	0	0	0	223.791
401	05	06	00	Bono vacacional a obreros	109.167	0	0	0	0	0	109.167
401	05	07	00	Aguinaldos al personal contratado	921.716	0	0	0	0	0	921.716
401	05	08	00	Bono vacacional al personal contratado	251.068	0	0	0	0	0	251.068
401	06	00	00	Aportes patronales y legales	2.915.663	0	0	0	0	0	2.915.663
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.597.544	0	0	0	0	0	1.597.544
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	436.129	0	0	0	0	0	436.129
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	436.980	0	0	0	0	0	436.980
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	55.001	0	0	0	0	0	55.001
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	12.222	0	0	0	0	0	12.222
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	12.222	0	0	0	0	0	12.222
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por	309.139	0	0	0	0	0	309.139

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044011 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 2.700

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				personal contratado							
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	56.426	0	0	0	0	0	56.426
401	07	00	00	Asistencia socio-económica	4.383.649	0	0	0	0	0	4.383.649
401	07	02	00	Becas a empleados	41.399	0	0	0	0	0	41.399
401	07	03	00	Ayudas por matrimonio a empleados	518	0	0	0	0	0	518
401	07	04	00	Ayudas por nacimiento de hijos a empleados	690	0	0	0	0	0	690
401	07	05	00	Ayudas por defunción a empleados	1.725	0	0	0	0	0	1.725
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.186.154	0	0	0	0	0	3.186.154
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.750	0	0	0	0	0	5.750
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	256.048	0	0	0	0	0	256.048
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	252.540	0	0	0	0	0	252.540
401	07	18	00	Becas a obreros	28.750	0	0	0	0	0	28.750
401	07	19	00	Ayudas por matrimonio de obreros	152	0	0	0	0	0	152
401	07	20	00	Ayudas por nacimiento de hijos de obreros	152	0	0	0	0	0	152
401	07	21	00	Ayudas por defunción a obreros	633	0	0	0	0	0	633
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	116.468	0	0	0	0	0	116.468
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	6.418	0	0	0	0	0	6.418
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.772	0	0	0	0	0	5.772
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	40.480	0	0	0	0	0	40.480
401	07	96	00	Otras subvenciones a empleados	400.000	0	0	0	0	0	400.000
401	07	97	00	Otras subvenciones a obreros	40.000	0	0	0	0	0	40.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.427.836**	**0**	**0**	**0**	**0**	0	**1.427.836**
402	01	00	00	Productos alimenticios y agropecuarios	107.525	0	0	0	0	0	107.525
402	01	01	00	Alimentos y bebidas para personas	107.525	0	0	0	0	0	107.525

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044011 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.700

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	02	00	00	Productos de minas, canteras y yacimientos	956	0	0	0	0	0	956
402	02	05	00	Piedra, arcilla, arena y tierra	956	0	0	0	0	0	956
402	03	00	00	Textiles y vestuarios	6.257	0	0	0	0	0	6.257
402	03	01	00	Textiles	5.403	0	0	0	0	0	5.403
402	03	02	00	Prendas de vestir	854	0	0	0	0	0	854
402	04	00	00	Productos de cuero y caucho	13.505	0	0	0	0	0	13.505
402	04	03	00	Cauchos y tripas para vehículos	13.505	0	0	0	0	0	13.505
402	05	00	00	Productos de papel, cartón e impresos	468.223	0	0	0	0	0	468.223
402	05	01	00	Pulpa de madera, papel y cartón	35.705	0	0	0	0	0	35.705
402	05	02	00	Envases y cajas de papel y cartón	5.301	0	0	0	0	0	5.301
402	05	03	00	Productos de papel y cartón para oficina	427.217	0	0	0	0	0	427.217
402	06	00	00	Productos químicos y derivados	163.421	0	0	0	0	0	163.421
402	06	02	00	Abonos, plaguicidas y otros	1.680	0	0	0	0	0	1.680
402	06	03	00	Tintas, pinturas y colorantes	107.721	0	0	0	0	0	107.721
402	06	05	00	Productos de tocador	3.271	0	0	0	0	0	3.271
402	06	06	00	Combustibles y lubricantes	7.927	0	0	0	0	0	7.927
402	06	08	00	Productos plásticos	42.822	0	0	0	0	0	42.822
402	07	00	00	Productos minerales no metálicos	8.365	0	0	0	0	0	8.365
402	07	02	00	Vidrios y productos de vidrio	2.775	0	0	0	0	0	2.775
402	07	03	00	Productos de arcilla para construcción	1.595	0	0	0	0	0	1.595
402	07	04	00	Cemento, cal y yeso	3.995	0	0	0	0	0	3.995
402	08	00	00	Productos metálicos	62.645	0	0	0	0	0	62.645
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	38.827	0	0	0	0	0	38.827
402	08	09	00	Repuestos y accesorios para equipos de transporte	7.878	0	0	0	0	0	7.878

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044011 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 2.700

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	15.940	0	0	0	0	0	15.940
402	10	00	00	Productos varios y útiles diversos	586.973	0	0	0	0	0	586.973
402	10	02	00	Materiales y útiles de limpieza y aseo	67.567	0	0	0	0	0	67.567
402	10	03	00	Utensilios de cocina y comedor	2.228	0	0	0	0	0	2.228
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	79.711	0	0	0	0	0	79.711
402	10	06	00	Condecoraciones, ofrendas y similares	5.344	0	0	0	0	0	5.344
402	10	07	00	Productos de seguridad en el trabajo	10.709	0	0	0	0	0	10.709
402	10	08	00	Materiales para equipos de computación	310.237	0	0	0	0	0	310.237
402	10	11	00	Materiales eléctricos	74.098	0	0	0	0	0	74.098
402	10	12	00	Materiales para instalaciones sanitarias	22.003	0	0	0	0	0	22.003
402	10	99	00	Otros productos y útiles diversos	15.076	0	0	0	0	0	15.076
402	99	00	00	Otros materiales y suministros	9.966	0	0	0	0	0	9.966
402	99	01	00	Otros materiales y suministros	9.966	0	0	0	0	0	9.966
403	**00**	**00**	**00**	**Servicios no personales**	**1.291.954**	**0**	**0**	**0**	**0**	0	**1.291.954**
403	02	00	00	Alquileres de maquinaria y equipos	3.826	0	0	0	0	0	3.826
403	02	99	00	Alquileres de otras maquinaria y equipos	3.826	0	0	0	0	0	3.826
403	06	00	00	Servicios de transporte y almacenaje	3.711	0	0	0	0	0	3.711
403	06	01	00	Fletes y embalajes	3.711	0	0	0	0	0	3.711
403	07	00	00	Servicios de información, impresión y relaciones públicas	16.883	0	0	0	0	0	16.883
403	07	02	00	Imprenta y reproducción	2.499	0	0	0	0	0	2.499
403	07	03	00	Relaciones sociales	3.220	0	0	0	0	0	3.220
403	07	04	00	Avisos	11.164	0	0	0	0	0	11.164
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	10.283	0	0	0	0	0	10.283
403	08	02	00	Comisiones y gastos bancarios	10.283	0	0	0	0	0	10.283

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044011 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.700

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	282.557	0	0	0	0	0	282.557
403	09	01	00	Viáticos y pasajes dentro del país	282.557	0	0	0	0	0	282.557
403	10	00	00	Servicios profesionales y técnicos	31.281	0	0	0	0	0	31.281
403	10	99	00	Otros servicios profesionales y técnicos	31.281	0	0	0	0	0	31.281
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	283.719	0	0	0	0	0	283.719
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	140.407	0	0	0	0	0	140.407
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	6.535	0	0	0	0	0	6.535
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	7.570	0	0	0	0	0	7.570
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	3.826	0	0	0	0	0	3.826
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	119.005	0	0	0	0	0	119.005
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	6.376	0	0	0	0	0	6.376
403	12	00	00	Conservación y reparaciones menores de obras	98.081	0	0	0	0	0	98.081
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	98.081	0	0	0	0	0	98.081
403	18	00	00	Impuestos indirectos	480.318	0	0	0	0	0	480.318
403	18	01	00	Impuesto al valor agregado	480.318	0	0	0	0	0	480.318
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	76.902	0	0	0	0	0	76.902
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	76.902	0	0	0	0	0	76.902
403	99	00	00	Otros servicios no personales	4.393	0	0	0	0	0	4.393
403	99	01	00	Otros servicios no personales	4.393	0	0	0	0	0	4.393
404	**00**	**00**	**00**	**Activos reales**	**456.990**	**0**	**0**	**0**	**0**	0	**456.990**
404	01	00	00	Repuestos y reparaciones mayores	37.791	0	0	0	0	0	37.791
404	01	01	00	Repuestos mayores	37.791	0	0	0	0	0	37.791
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	37.791	0	0	0	0	0	37.791

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044011 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO FALCÓN

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 2.700

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO FALCÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	13.089	0	0	0	0	0	13.089
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	9.411	0	0	0	0	0	9.411
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	3.678	0	0	0	0	0	3.678
404	04	00	00	Equipos de transporte, tracción y elevación	193.012	0	0	0	0	0	193.012
404	04	01	00	Vehículos automotores terrestres	191.067	0	0	0	0	0	191.067
404	04	05	00	Vehículos de tracción no motorizados	1.945	0	0	0	0	0	1.945
404	05	00	00	Equipos de comunicaciones y de señalamiento	25.593	0	0	0	0	0	25.593
404	05	01	00	Equipos de telecomunicaciones	25.593	0	0	0	0	0	25.593
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	4.208	0	0	0	0	0	4.208
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.869	0	0	0	0	0	2.869
404	07	03	00	Obras de arte	1.339	0	0	0	0	0	1.339
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.980	0	0	0	0	0	1.980
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	1.980	0	0	0	0	0	1.980
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	181.317	0	0	0	0	0	181.317
404	09	01	00	Mobiliario y equipos de oficina	64.872	0	0	0	0	0	64.872
404	09	02	00	Equipos de computación	34.081	0	0	0	0	0	34.081
404	09	03	00	Mobiliario y equipos de alojamiento	80.929	0	0	0	0	0	80.929
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.435	0	0	0	0	0	1.435
				Totales	**57.790.951**	**0**	**0**	**0**	**0**	0	**57.790.951**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044012 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.469

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**63.747.148**	**0**	**0**	**0**	**0**	0	**63.747.148**
401	01	00	00	Sueldos, salarios y otras retribuciones	32.964.652	0	0	0	0	0	32.964.652
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	27.102.639	0	0	0	0	0	27.102.639
401	01	03	00	Suplencias a empleados	3.453.040	0	0	0	0	0	3.453.040
401	01	08	00	Sueldo al personal en trámite de nombramiento	27.576	0	0	0	0	0	27.576
401	01	09	00	Remuneraciones al personal en período de disponibilidad	1.414	0	0	0	0	0	1.414
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	545.688	0	0	0	0	0	545.688
401	01	13	00	Suplencias a obreros	3.000	0	0	0	0	0	3.000
401	01	18	00	Remuneraciones al personal contratado	1.666.210	0	0	0	0	0	1.666.210
401	01	99	00	Otras retribuciones	165.085	0	0	0	0	0	165.085
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.187.091	0	0	0	0	0	1.187.091
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.136.077	0	0	0	0	0	1.136.077
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	51.014	0	0	0	0	0	51.014
401	03	00	00	Primas	6.124.315	0	0	0	0	0	6.124.315
401	03	01	00	Primas por mérito a empleados	878.978	0	0	0	0	0	878.978
401	03	02	00	Primas de transporte a empleados	12.636	0	0	0	0	0	12.636
401	03	08	00	Primas de profesionalización a empleados	218.880	0	0	0	0	0	218.880
401	03	09	00	Primas por antigüedad a empleados	4.867.572	0	0	0	0	0	4.867.572
401	03	16	00	Primas por mérito a obreros	69.000	0	0	0	0	0	69.000
401	03	19	00	Primas por hijos de obreros	575	0	0	0	0	0	575
401	03	21	00	Primas por antigüedad a obreros	76.674	0	0	0	0	0	76.674
401	04	00	00	Complementos de sueldos y salarios	279.067	0	0	0	0	0	279.067
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	61.273	0	0	0	0	0	61.273
401	04	03	00	Complemento a empleados por gastos de alimentación	575	0	0	0	0	0	575

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044012 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.469

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	166	0	0	0	0	0	166
401	04	16	00	Complemento a obreros por gastos de alimentación	17.989	0	0	0	0	0	17.989
401	04	19	00	Bono compensatorio de transporte a obreros	1.344	0	0	0	0	0	1.344
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	1.150	0	0	0	0	0	1.150
401	04	96	00	Otros complementos a empleados	189.371	0	0	0	0	0	189.371
401	04	97	00	Otros complementos a obreros	1.679	0	0	0	0	0	1.679
401	04	98	00	Otros complementos al personal contratado	5.520	0	0	0	0	0	5.520
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	15.316.689	0	0	0	0	0	15.316.689
401	05	01	00	Aguinaldos a empleados	11.252.433	0	0	0	0	0	11.252.433
401	05	03	00	Bono vacacional a empleados	3.243.894	0	0	0	0	0	3.243.894
401	05	04	00	Aguinaldos a obreros	197.715	0	0	0	0	0	197.715
401	05	06	00	Bono vacacional a obreros	96.447	0	0	0	0	0	96.447
401	05	07	00	Aguinaldos al personal contratado	393.229	0	0	0	0	0	393.229
401	05	08	00	Bono vacacional al personal contratado	132.971	0	0	0	0	0	132.971
401	06	00	00	Aportes patronales y legales	3.498.093	0	0	0	0	0	3.498.093
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.024.305	0	0	0	0	0	2.024.305
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	709.910	0	0	0	0	0	709.910
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	542.053	0	0	0	0	0	542.053
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	49.112	0	0	0	0	0	49.112
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	10.914	0	0	0	0	0	10.914
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	10.914	0	0	0	0	0	10.914
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	127.672	0	0	0	0	0	127.672
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	23.213	0	0	0	0	0	23.213

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044012 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.469

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	4.377.241	0	0	0	0	0	4.377.241
401	07	02	00	Becas a empleados	22.468	0	0	0	0	0	22.468
401	07	03	00	Ayudas por matrimonio a empleados	1.600	0	0	0	0	0	1.600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.556	0	0	0	0	0	2.556
401	07	05	00	Ayudas por defunción a empleados	3.163	0	0	0	0	0	3.163
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.102.267	0	0	0	0	0	3.102.267
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.150	0	0	0	0	0	1.150
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	250.883	0	0	0	0	0	250.883
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	302.220	0	0	0	0	0	302.220
401	07	18	00	Becas a obreros	4.714	0	0	0	0	0	4.714
401	07	19	00	Ayudas por matrimonio de obreros	152	0	0	0	0	0	152
401	07	20	00	Ayudas por nacimiento de hijos de obreros	152	0	0	0	0	0	152
401	07	21	00	Ayudas por defunción a obreros	1.553	0	0	0	0	0	1.553
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	114.216	0	0	0	0	0	114.216
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	575	0	0	0	0	0	575
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.772	0	0	0	0	0	5.772
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	13.800	0	0	0	0	0	13.800
401	07	96	00	Otras subvenciones a empleados	500.000	0	0	0	0	0	500.000
401	07	97	00	Otras subvenciones a obreros	50.000	0	0	0	0	0	50.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.251.784**	**0**	**0**	**0**	**0**	0	**1.251.784**
402	01	00	00	Productos alimenticios y agropecuarios	88.865	0	0	0	0	0	88.865
402	01	01	00	Alimentos y bebidas para personas	88.865	0	0	0	0	0	88.865
402	04	00	00	Productos de cuero y caucho	26.423	0	0	0	0	0	26.423
402	04	03	00	Cauchos y tripas para vehículos	26.423	0	0	0	0	0	26.423

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044012 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 1.469

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	458.949	0	0	0	0	0	458.949
402	05	01	00	Pulpa de madera, papel y cartón	45.087	0	0	0	0	0	45.087
402	05	02	00	Envases y cajas de papel y cartón	494	0	0	0	0	0	494
402	05	03	00	Productos de papel y cartón para oficina	413.368	0	0	0	0	0	413.368
402	06	00	00	Productos químicos y derivados	67.795	0	0	0	0	0	67.795
402	06	01	00	Sustancias químicas y de uso industrial	1.093	0	0	0	0	0	1.093
402	06	02	00	Abonos, plaguicidas y otros	884	0	0	0	0	0	884
402	06	03	00	Tintas, pinturas y colorantes	29.905	0	0	0	0	0	29.905
402	06	05	00	Productos de tocador	1.952	0	0	0	0	0	1.952
402	06	06	00	Combustibles y lubricantes	5.502	0	0	0	0	0	5.502
402	06	08	00	Productos plásticos	28.459	0	0	0	0	0	28.459
402	07	00	00	Productos minerales no metálicos	4.181	0	0	0	0	0	4.181
402	07	02	00	Vidrios y productos de vidrio	1.169	0	0	0	0	0	1.169
402	07	04	00	Cemento, cal y yeso	3.012	0	0	0	0	0	3.012
402	08	00	00	Productos metálicos	52.171	0	0	0	0	0	52.171
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	21.336	0	0	0	0	0	21.336
402	08	07	00	Material de señalamiento	10.202	0	0	0	0	0	10.202
402	08	09	00	Repuestos y accesorios para equipos de transporte	18.059	0	0	0	0	0	18.059
402	08	10	00	Repuestos y accesorios para otros equipos	2.199	0	0	0	0	0	2.199
402	08	99	00	Otros productos metálicos	375	0	0	0	0	0	375
402	10	00	00	Productos varios y útiles diversos	553.400	0	0	0	0	0	553.400
402	10	02	00	Materiales y útiles de limpieza y aseo	46.105	0	0	0	0	0	46.105
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	393	0	0	0	0	0	393
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	64.235	0	0	0	0	0	64.235

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044012 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.469

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	1.913	0	0	0	0	0	1.913
402	10	08	00	Materiales para equipos de computación	391.868	0	0	0	0	0	391.868
402	10	11	00	Materiales eléctricos	33.771	0	0	0	0	0	33.771
402	10	12	00	Materiales para instalaciones sanitarias	9.465	0	0	0	0	0	9.465
402	10	99	00	Otros productos y útiles diversos	5.650	0	0	0	0	0	5.650
403	**00**	**00**	**00**	**Servicios no personales**	**1.708.461**	**0**	**0**	**0**	**0**	0	**1.708.461**
403	06	00	00	Servicios de transporte y almacenaje	7.032	0	0	0	0	0	7.032
403	06	01	00	Fletes y embalajes	5.566	0	0	0	0	0	5.566
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.466	0	0	0	0	0	1.466
403	07	00	00	Servicios de información, impresión y relaciones públicas	26.278	0	0	0	0	0	26.278
403	07	02	00	Imprenta y reproducción	2.620	0	0	0	0	0	2.620
403	07	03	00	Relaciones sociales	19.640	0	0	0	0	0	19.640
403	07	04	00	Avisos	4.018	0	0	0	0	0	4.018
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.200	0	0	0	0	0	2.200
403	08	02	00	Comisiones y gastos bancarios	2.200	0	0	0	0	0	2.200
403	09	00	00	Viáticos y pasajes	504.560	0	0	0	0	0	504.560
403	09	01	00	Viáticos y pasajes dentro del pais	504.560	0	0	0	0	0	504.560
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	332.654	0	0	0	0	0	332.654
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	157.083	0	0	0	0	0	157.083
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.680	0	0	0	0	0	10.680
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	164.891	0	0	0	0	0	164.891
403	12	00	00	Conservación y reparaciones menores de obras	251.657	0	0	0	0	0	251.657
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	251.657	0	0	0	0	0	251.657
403	18	00	00	Impuestos indirectos	494.867	0	0	0	0	0	494.867

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044012 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO GUÁRICO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.469

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO GUÁRICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
403	18	01	00	Impuesto al valor agregado	494.867	0	0	0	0	0	494.867
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	82.552	0	0	0	0	0	82.552
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	82.552	0	0	0	0	0	82.552
403	99	00	00	Otros servicios no personales	6.661	0	0	0	0	0	6.661
403	99	01	00	Otros servicios no personales	6.661	0	0	0	0	0	6.661
404	**00**	**00**	**00**	**Activos reales**	**171.067**	**0**	**0**	**0**	**0**	0	**171.067**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	92.067	0	0	0	0	0	92.067
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	92.067	0	0	0	0	0	92.067
404	05	00	00	Equipos de comunicaciones y de señalamiento	24.645	0	0	0	0	0	24.645
404	05	01	00	Equipos de telecomunicaciones	24.645	0	0	0	0	0	24.645
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	54.355	0	0	0	0	0	54.355
404	09	03	00	Mobiliario y equipos de alojamiento	54.355	0	0	0	0	0	54.355
				Totales	**66.878.460**	**0**	**0**	**0**	**0**	0	**66.878.460**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044013 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO LARA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.532

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**91.715.767**	**0**	**0**	**0**	**0**	0	**91.715.767**
401	01	00	00	Sueldos, salarios y otras retribuciones	47.788.535	0	0	0	0	0	47.788.535
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	38.543.370	0	0	0	0	0	38.543.370
401	01	03	00	Suplencias a empleados	2.097.898	0	0	0	0	0	2.097.898
401	01	08	00	Sueldo al personal en trámite de nombramiento	301.701	0	0	0	0	0	301.701
401	01	09	00	Remuneraciones al personal en período de disponibilidad	25.017	0	0	0	0	0	25.017
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.617.923	0	0	0	0	0	1.617.923
401	01	12	00	Salarios a obreros en puestos no permanentes	188.202	0	0	0	0	0	188.202
401	01	13	00	Suplencias a obreros	10.000	0	0	0	0	0	10.000
401	01	18	00	Remuneraciones al personal contratado	4.696.860	0	0	0	0	0	4.696.860
401	01	99	00	Otras retribuciones	307.564	0	0	0	0	0	307.564
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.478.299	0	0	0	0	0	2.478.299
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.338.228	0	0	0	0	0	2.338.228
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	140.071	0	0	0	0	0	140.071
401	03	00	00	Primas	8.392.154	0	0	0	0	0	8.392.154
401	03	01	00	Primas por mérito a empleados	1.237.484	0	0	0	0	0	1.237.484
401	03	02	00	Primas de transporte a empleados	111.946	0	0	0	0	0	111.946
401	03	08	00	Primas de profesionalización a empleados	346.309	0	0	0	0	0	346.309
401	03	09	00	Primas por antigüedad a empleados	6.339.977	0	0	0	0	0	6.339.977
401	03	16	00	Primas por mérito a obreros	163.393	0	0	0	0	0	163.393
401	03	17	00	Primas de transporte a obreros	17.250	0	0	0	0	0	17.250
401	03	19	00	Primas por hijos de obreros	17.250	0	0	0	0	0	17.250
401	03	21	00	Primas por antigüedad a obreros	158.545	0	0	0	0	0	158.545
401	04	00	00	Complementos de sueldos y salarios	729.398	0	0	0	0	0	729.398

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044013 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO LARA

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 1.532

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	123.149	0	0	0	0	0	123.149
401	04	02	00	Complemento a empleados por trabajo nocturno	4.382	0	0	0	0	0	4.382
401	04	03	00	Complemento a empleados por gastos de alimentación	42.320	0	0	0	0	0	42.320
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	7.130	0	0	0	0	0	7.130
401	04	16	00	Complemento a obreros por gastos de alimentación	17.250	0	0	0	0	0	17.250
401	04	19	00	Bono compensatorio de transporte a obreros	11.500	0	0	0	0	0	11.500
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	19.550	0	0	0	0	0	19.550
401	04	25	00	Complemento al personal contratado por gastos de alimentación	417	0	0	0	0	0	417
401	04	96	00	Otros complementos a empleados	333.500	0	0	0	0	0	333.500
401	04	97	00	Otros complementos a obreros	20.700	0	0	0	0	0	20.700
401	04	98	00	Otros complementos al personal contratado	149.500	0	0	0	0	0	149.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	20.887.321	0	0	0	0	0	20.887.321
401	05	01	00	Aguinaldos a empleados	15.878.192	0	0	0	0	0	15.878.192
401	05	03	00	Bono vacacional a empleados	2.158.214	0	0	0	0	0	2.158.214
401	05	04	00	Aguinaldos a obreros	547.285	0	0	0	0	0	547.285
401	05	06	00	Bono vacacional a obreros	270.811	0	0	0	0	0	270.811
401	05	07	00	Aguinaldos al personal contratado	1.596.434	0	0	0	0	0	1.596.434
401	05	08	00	Bono vacacional al personal contratado	436.385	0	0	0	0	0	436.385
401	06	00	00	Aportes patronales y legales	5.303.776	0	0	0	0	0	5.303.776
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.920.947	0	0	0	0	0	2.920.947
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	769.591	0	0	0	0	0	769.591
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	770.867	0	0	0	0	0	770.867
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	145.613	0	0	0	0	0	145.613
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	32.358	0	0	0	0	0	32.358

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044013 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO LARA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.532

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	32.358	0	0	0	0	0	32.358
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	534.341	0	0	0	0	0	534.341
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	97.701	0	0	0	0	0	97.701
401	07	00	00	Asistencia socio-económica	6.136.284	0	0	0	0	0	6.136.284
401	07	02	00	Becas a empleados	46.000	0	0	0	0	0	46.000
401	07	03	00	Ayudas por matrimonio a empleados	1.725	0	0	0	0	0	1.725
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.584	0	0	0	0	0	2.584
401	07	05	00	Ayudas por defunción a empleados	1.725	0	0	0	0	0	1.725
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.978.805	0	0	0	0	0	3.978.805
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	11.058	0	0	0	0	0	11.058
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	613.388	0	0	0	0	0	613.388
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	439.530	0	0	0	0	0	439.530
401	07	18	00	Becas a obreros	17.250	0	0	0	0	0	17.250
401	07	19	00	Ayudas por matrimonio de obreros	228	0	0	0	0	0	228
401	07	20	00	Ayudas por nacimiento de hijos de obreros	228	0	0	0	0	0	228
401	07	21	00	Ayudas por defunción a obreros	1.725	0	0	0	0	0	1.725
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	340.396	0	0	0	0	0	340.396
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	3.608	0	0	0	0	0	3.608
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	35.604	0	0	0	0	0	35.604
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	32.430	0	0	0	0	0	32.430
401	07	96	00	Otras subvenciones a empleados	560.000	0	0	0	0	0	560.000
401	07	97	00	Otras subvenciones a obreros	50.000	0	0	0	0	0	50.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.075.555**	**0**	**0**	**0**	**0**	0	**2.075.555**
402	01	00	00	Productos alimenticios y agropecuarios	171.630	0	0	0	0	0	171.630

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044013 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO LARA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.532

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	01	00	Alimentos y bebidas para personas	171.630	0	0	0	0	0	171.630
402	02	00	00	Productos de minas, canteras y yacimientos	478	0	0	0	0	0	478
402	02	05	00	Piedra, arcilla, arena y tierra	478	0	0	0	0	0	478
402	03	00	00	Textiles y vestuarios	6.464	0	0	0	0	0	6.464
402	03	01	00	Textiles	5.621	0	0	0	0	0	5.621
402	03	02	00	Prendas de vestir	843	0	0	0	0	0	843
402	04	00	00	Productos de cuero y caucho	16.221	0	0	0	0	0	16.221
402	04	03	00	Cauchos y tripas para vehículos	16.221	0	0	0	0	0	16.221
402	05	00	00	Productos de papel, cartón e impresos	609.867	0	0	0	0	0	609.867
402	05	01	00	Pulpa de madera, papel y cartón	123.979	0	0	0	0	0	123.979
402	05	03	00	Productos de papel y cartón para oficina	480.614	0	0	0	0	0	480.614
402	05	06	00	Productos de papel y cartón para computación	3.966	0	0	0	0	0	3.966
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.308	0	0	0	0	0	1.308
402	06	00	00	Productos químicos y derivados	148.252	0	0	0	0	0	148.252
402	06	02	00	Abonos, plaguicidas y otros	5.303	0	0	0	0	0	5.303
402	06	03	00	Tintas, pinturas y colorantes	35.449	0	0	0	0	0	35.449
402	06	04	00	Productos farmacéuticos y medicamentos	594	0	0	0	0	0	594
402	06	05	00	Productos de tocador	3.904	0	0	0	0	0	3.904
402	06	06	00	Combustibles y lubricantes	14.336	0	0	0	0	0	14.336
402	06	08	00	Productos plásticos	88.666	0	0	0	0	0	88.666
402	07	00	00	Productos minerales no metálicos	8.479	0	0	0	0	0	8.479
402	07	02	00	Vidrios y productos de vidrio	3.123	0	0	0	0	0	3.123
402	07	04	00	Cemento, cal y yeso	5.356	0	0	0	0	0	5.356
402	08	00	00	Productos metálicos	123.320	0	0	0	0	0	123.320

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044013 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO LARA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.532

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	70.953	0	0	0	0	0	70.953
402	08	04	00	Productos metálicos estructurales	956	0	0	0	0	0	956
402	08	09	00	Repuestos y accesorios para equipos de transporte	18.460	0	0	0	0	0	18.460
402	08	10	00	Repuestos y accesorios para otros equipos	22.260	0	0	0	0	0	22.260
402	08	99	00	Otros productos metálicos	10.691	0	0	0	0	0	10.691
402	10	00	00	Productos varios y útiles diversos	987.721	0	0	0	0	0	987.721
402	10	01	00	Artículos de deporte, recreación y juguetes	2.498	0	0	0	0	0	2.498
402	10	02	00	Materiales y útiles de limpieza y aseo	168.249	0	0	0	0	0	168.249
402	10	03	00	Utensilios de cocina y comedor	847	0	0	0	0	0	847
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.863	0	0	0	0	0	1.863
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	202.055	0	0	0	0	0	202.055
402	10	06	00	Condecoraciones, ofrendas y similares	8.608	0	0	0	0	0	8.608
402	10	07	00	Productos de seguridad en el trabajo	10.567	0	0	0	0	0	10.567
402	10	08	00	Materiales para equipos de computación	490.110	0	0	0	0	0	490.110
402	10	11	00	Materiales eléctricos	76.943	0	0	0	0	0	76.943
402	10	12	00	Materiales para instalaciones sanitarias	16.029	0	0	0	0	0	16.029
402	10	99	00	Otros productos y útiles diversos	9.952	0	0	0	0	0	9.952
402	99	00	00	Otros materiales y suministros	3.123	0	0	0	0	0	3.123
402	99	01	00	Otros materiales y suministros	3.123	0	0	0	0	0	3.123
403	**00**	**00**	**00**	**Servicios no personales**	**2.375.025**	**0**	**0**	**0**	**0**	0	**2.375.025**
403	06	00	00	Servicios de transporte y almacenaje	2.783	0	0	0	0	0	2.783
403	06	01	00	Fletes y embalajes	2.783	0	0	0	0	0	2.783
403	07	00	00	Servicios de información, impresión y relaciones públicas	67.369	0	0	0	0	0	67.369
403	07	02	00	Imprenta y reproducción	53.974	0	0	0	0	0	53.974

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 210044013 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO LARA

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 1.532

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	7.253	0	0	0	0	0	7.253
403	07	04	00	Avisos	6.142	0	0	0	0	0	6.142
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	138.707	0	0	0	0	0	138.707
403	08	02	00	Comisiones y gastos bancarios	138.707	0	0	0	0	0	138.707
403	09	00	00	Viáticos y pasajes	132.485	0	0	0	0	0	132.485
403	09	01	00	Viáticos y pasajes dentro del pais	132.485	0	0	0	0	0	132.485
403	10	00	00	Servicios profesionales y técnicos	61.563	0	0	0	0	0	61.563
403	10	99	00	Otros servicios profesionales y técnicos	61.563	0	0	0	0	0	61.563
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	396.529	0	0	0	0	0	396.529
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	157.317	0	0	0	0	0	157.317
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.165	0	0	0	0	0	5.165
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	221.295	0	0	0	0	0	221.295
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	12.752	0	0	0	0	0	12.752
403	12	00	00	Conservación y reparaciones menores de obras	590.738	0	0	0	0	0	590.738
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	590.738	0	0	0	0	0	590.738
403	18	00	00	Impuestos indirectos	818.574	0	0	0	0	0	818.574
403	18	01	00	Impuesto al valor agregado	818.574	0	0	0	0	0	818.574
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	121.775	0	0	0	0	0	121.775
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	121.775	0	0	0	0	0	121.775
403	99	00	00	Otros servicios no personales	44.502	0	0	0	0	0	44.502
403	99	01	00	Otros servicios no personales	44.502	0	0	0	0	0	44.502
404	**00**	**00**	**00**	**Activos reales**	**789.676**	**0**	**0**	**0**	**0**	0	**789.676**
404	01	00	00	Repuestos y reparaciones mayores	110.874	0	0	0	0	0	110.874
404	01	01	00	Repuestos mayores	110.874	0	0	0	0	0	110.874

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044013 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO LARA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.532

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO LARA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	110.874	0	0	0	0	0	110.874
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	55.825	0	0	0	0	0	55.825
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	36.827	0	0	0	0	0	36.827
404	03	05	00	Maquinaria y equipos industriales y de taller	18.998	0	0	0	0	0	18.998
404	04	00	00	Equipos de transporte, tracción y elevación	74.672	0	0	0	0	0	74.672
404	04	01	00	Vehículos automotores terrestres	72.759	0	0	0	0	0	72.759
404	04	05	00	Vehículos de tracción no motorizados	1.913	0	0	0	0	0	1.913
404	05	00	00	Equipos de comunicaciones y de señalamiento	16.627	0	0	0	0	0	16.627
404	05	01	00	Equipos de telecomunicaciones	16.627	0	0	0	0	0	16.627
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.484	0	0	0	0	0	3.484
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.484	0	0	0	0	0	3.484
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	9.873	0	0	0	0	0	9.873
404	07	02	00	Equipos de enseñanza, deporte y recreación	9.873	0	0	0	0	0	9.873
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	518.321	0	0	0	0	0	518.321
404	09	01	00	Mobiliario y equipos de oficina	143.644	0	0	0	0	0	143.644
404	09	02	00	Equipos de computación	278.113	0	0	0	0	0	278.113
404	09	03	00	Mobiliario y equipos de alojamiento	93.695	0	0	0	0	0	93.695
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.869	0	0	0	0	0	2.869
				Totales	**96.956.023**	**0**	**0**	**0**	**0**	0	**96.956.023**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044014 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.682

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**82.012.308**	**0**	**0**	**0**	**0**	0	**82.012.308**
401	01	00	00	Sueldos, salarios y otras retribuciones	41.105.003	0	0	0	0	0	41.105.003
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	34.393.563	0	0	0	0	0	34.393.563
401	01	03	00	Suplencias a empleados	1.730.185	0	0	0	0	0	1.730.185
401	01	08	00	Sueldo al personal en trámite de nombramiento	31.250	0	0	0	0	0	31.250
401	01	09	00	Remuneraciones al personal en período de disponibilidad	25.000	0	0	0	0	0	25.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	809.514	0	0	0	0	0	809.514
401	01	12	00	Salarios a obreros en puestos no permanentes	355.380	0	0	0	0	0	355.380
401	01	13	00	Suplencias a obreros	27.031	0	0	0	0	0	27.031
401	01	18	00	Remuneraciones al personal contratado	3.241.020	0	0	0	0	0	3.241.020
401	01	99	00	Otras retribuciones	492.060	0	0	0	0	0	492.060
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.587.907	0	0	0	0	0	2.587.907
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.472.999	0	0	0	0	0	2.472.999
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	114.908	0	0	0	0	0	114.908
401	03	00	00	Primas	6.818.253	0	0	0	0	0	6.818.253
401	03	01	00	Primas por mérito a empleados	1.124.197	0	0	0	0	0	1.124.197
401	03	02	00	Primas de transporte a empleados	20.930	0	0	0	0	0	20.930
401	03	08	00	Primas de profesionalización a empleados	440.450	0	0	0	0	0	440.450
401	03	09	00	Primas por antigüedad a empleados	5.057.193	0	0	0	0	0	5.057.193
401	03	16	00	Primas por mérito a obreros	25.983	0	0	0	0	0	25.983
401	03	17	00	Primas de transporte a obreros	34.615	0	0	0	0	0	34.615
401	03	19	00	Primas por hijos de obreros	2.875	0	0	0	0	0	2.875
401	03	21	00	Primas por antigüedad a obreros	112.010	0	0	0	0	0	112.010
401	04	00	00	Complementos de sueldos y salarios	433.992	0	0	0	0	0	433.992

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044014 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.682

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	110.336	0	0	0	0	0	110.336
401	04	02	00	Complemento a empleados por trabajo nocturno	17.250	0	0	0	0	0	17.250
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	2.875	0	0	0	0	0	2.875
401	04	16	00	Complemento a obreros por gastos de alimentación	2.875	0	0	0	0	0	2.875
401	04	19	00	Bono compensatorio de transporte a obreros	3.335	0	0	0	0	0	3.335
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	14.490	0	0	0	0	0	14.490
401	04	96	00	Otros complementos a empleados	248.975	0	0	0	0	0	248.975
401	04	97	00	Otros complementos a obreros	1.656	0	0	0	0	0	1.656
401	04	98	00	Otros complementos al personal contratado	32.200	0	0	0	0	0	32.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	20.511.701	0	0	0	0	0	20.511.701
401	05	01	00	Aguinaldos a empleados	14.365.873	0	0	0	0	0	14.365.873
401	05	03	00	Bono vacacional a empleados	4.122.257	0	0	0	0	0	4.122.257
401	05	04	00	Aguinaldos a obreros	370.910	0	0	0	0	0	370.910
401	05	06	00	Bono vacacional a obreros	154.687	0	0	0	0	0	154.687
401	05	07	00	Aguinaldos al personal contratado	1.175.625	0	0	0	0	0	1.175.625
401	05	08	00	Bono vacacional al personal contratado	322.349	0	0	0	0	0	322.349
401	06	00	00	Aportes patronales y legales	4.586.325	0	0	0	0	0	4.586.325
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.635.560	0	0	0	0	0	2.635.560
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	687.233	0	0	0	0	0	687.233
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	687.871	0	0	0	0	0	687.871
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	72.856	0	0	0	0	0	72.856
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	18.867	0	0	0	0	0	18.867
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	17.009	0	0	0	0	0	17.009
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por	395.001	0	0	0	0	0	395.001

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 210044014 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 2.682

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				personal contratado							
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	71.928	0	0	0	0	0	71.928
401	07	00	00	Asistencia socio-económica	5.969.127	0	0	0	0	0	5.969.127
401	07	02	00	Becas a empleados	25.300	0	0	0	0	0	25.300
401	07	03	00	Ayudas por matrimonio a empleados	984	0	0	0	0	0	984
401	07	04	00	Ayudas por nacimiento de hijos a empleados	21.850	0	0	0	0	0	21.850
401	07	05	00	Ayudas por defunción a empleados	1.380	0	0	0	0	0	1.380
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.639.812	0	0	0	0	0	4.639.812
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.875	0	0	0	0	0	2.875
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	576.090	0	0	0	0	0	576.090
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	375.705	0	0	0	0	0	375.705
401	07	18	00	Becas a obreros	2.990	0	0	0	0	0	2.990
401	07	19	00	Ayudas por matrimonio de obreros	177	0	0	0	0	0	177
401	07	20	00	Ayudas por nacimiento de hijos de obreros	202	0	0	0	0	0	202
401	07	21	00	Ayudas por defunción a obreros	518	0	0	0	0	0	518
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	168.399	0	0	0	0	0	168.399
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	5.000	0	0	0	0	0	5.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	14.835	0	0	0	0	0	14.835
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	43.010	0	0	0	0	0	43.010
401	07	96	00	Otras subvenciones a empleados	50.000	0	0	0	0	0	50.000
401	07	97	00	Otras subvenciones a obreros	40.000	0	0	0	0	0	40.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**1.149.944**	**0**	**0**	**0**	**0**	0	**1.149.944**
402	01	00	00	Productos alimenticios y agropecuarios	18.827	0	0	0	0	0	18.827
402	01	01	00	Alimentos y bebidas para personas	18.827	0	0	0	0	0	18.827

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044014 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.682

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	02	00	00	Productos de minas, canteras y yacimientos	956	0	0	0	0	0	956
402	02	05	00	Piedra, arcilla, arena y tierra	956	0	0	0	0	0	956
402	03	00	00	Textiles y vestuarios	10.134	0	0	0	0	0	10.134
402	03	01	00	Textiles	10.134	0	0	0	0	0	10.134
402	04	00	00	Productos de cuero y caucho	11.217	0	0	0	0	0	11.217
402	04	03	00	Cauchos y tripas para vehículos	11.217	0	0	0	0	0	11.217
402	05	00	00	Productos de papel, cartón e impresos	387.477	0	0	0	0	0	387.477
402	05	01	00	Pulpa de madera, papel y cartón	22.801	0	0	0	0	0	22.801
402	05	03	00	Productos de papel y cartón para oficina	363.082	0	0	0	0	0	363.082
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.594	0	0	0	0	0	1.594
402	06	00	00	Productos químicos y derivados	84.992	0	0	0	0	0	84.992
402	06	03	00	Tintas, pinturas y colorantes	42.535	0	0	0	0	0	42.535
402	06	04	00	Productos farmacéuticos y medicamentos	366	0	0	0	0	0	366
402	06	05	00	Productos de tocador	2.061	0	0	0	0	0	2.061
402	06	06	00	Combustibles y lubricantes	10.357	0	0	0	0	0	10.357
402	06	08	00	Productos plásticos	29.673	0	0	0	0	0	29.673
402	07	00	00	Productos minerales no metálicos	5.572	0	0	0	0	0	5.572
402	07	02	00	Vidrios y productos de vidrio	3.741	0	0	0	0	0	3.741
402	07	03	00	Productos de arcilla para construcción	1.020	0	0	0	0	0	1.020
402	07	04	00	Cemento, cal y yeso	811	0	0	0	0	0	811
402	08	00	00	Productos metálicos	121.752	0	0	0	0	0	121.752
402	08	01	00	Productos primarios de hierro y acero	2.187	0	0	0	0	0	2.187
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	34.518	0	0	0	0	0	34.518
402	08	04	00	Productos metálicos estructurales	2.805	0	0	0	0	0	2.805

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044014 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.682

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	05	00	Materiales de orden público, seguridad y defensa	10.891	0	0	0	0	0	10.891
402	08	07	00	Material de señalamiento	3.758	0	0	0	0	0	3.758
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.478	0	0	0	0	0	2.478
402	08	10	00	Repuestos y accesorios para otros equipos	58.883	0	0	0	0	0	58.883
402	08	99	00	Otros productos metálicos	6.232	0	0	0	0	0	6.232
402	09	00	00	Productos de madera	6.512	0	0	0	0	0	6.512
402	09	01	00	Productos primarios de madera	3.643	0	0	0	0	0	3.643
402	09	02	00	Muebles y accesorios de madera para edificaciones	2.869	0	0	0	0	0	2.869
402	10	00	00	Productos varios y útiles diversos	502.505	0	0	0	0	0	502.505
402	10	02	00	Materiales y útiles de limpieza y aseo	27.098	0	0	0	0	0	27.098
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.029	0	0	0	0	0	3.029
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	54.615	0	0	0	0	0	54.615
402	10	06	00	Condecoraciones, ofrendas y similares	3.057	0	0	0	0	0	3.057
402	10	07	00	Productos de seguridad en el trabajo	1.324	0	0	0	0	0	1.324
402	10	08	00	Materiales para equipos de computación	346.643	0	0	0	0	0	346.643
402	10	11	00	Materiales eléctricos	57.266	0	0	0	0	0	57.266
402	10	12	00	Materiales para instalaciones sanitarias	6.840	0	0	0	0	0	6.840
402	10	99	00	Otros productos y útiles diversos	2.633	0	0	0	0	0	2.633
403	**00**	**00**	**00**	**Servicios no personales**	**1.415.241**	**0**	**0**	**0**	**0**	0	**1.415.241**
403	06	00	00	Servicios de transporte y almacenaje	2.660	0	0	0	0	0	2.660
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.660	0	0	0	0	0	2.660
403	07	00	00	Servicios de información, impresión y relaciones públicas	78.500	0	0	0	0	0	78.500
403	07	02	00	Imprenta y reproducción	69.574	0	0	0	0	0	69.574
403	07	03	00	Relaciones sociales	5.006	0	0	0	0	0	5.006

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044014 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.682

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	3.920	0	0	0	0	0	3.920
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	4.113	0	0	0	0	0	4.113
403	08	02	00	Comisiones y gastos bancarios	4.113	0	0	0	0	0	4.113
403	09	00	00	Viáticos y pasajes	108.590	0	0	0	0	0	108.590
403	09	01	00	Viáticos y pasajes dentro del país	108.590	0	0	0	0	0	108.590
403	10	00	00	Servicios profesionales y técnicos	1.275	0	0	0	0	0	1.275
403	10	99	00	Otros servicios profesionales y técnicos	1.275	0	0	0	0	0	1.275
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	345.316	0	0	0	0	0	345.316
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	96.664	0	0	0	0	0	96.664
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	11.700	0	0	0	0	0	11.700
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	1.913	0	0	0	0	0	1.913
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	235.039	0	0	0	0	0	235.039
403	12	00	00	Conservación y reparaciones menores de obras	226.360	0	0	0	0	0	226.360
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	226.360	0	0	0	0	0	226.360
403	18	00	00	Impuestos indirectos	529.733	0	0	0	0	0	529.733
403	18	01	00	Impuesto al valor agregado	529.733	0	0	0	0	0	529.733
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	114.010	0	0	0	0	0	114.010
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	114.010	0	0	0	0	0	114.010
403	99	00	00	Otros servicios no personales	4.684	0	0	0	0	0	4.684
403	99	01	00	Otros servicios no personales	4.684	0	0	0	0	0	4.684
404	**00**	**00**	**00**	**Activos reales**	**322.335**	**0**	**0**	**0**	**0**	0	**322.335**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	61.705	0	0	0	0	0	61.705
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	7.740	0	0	0	0	0	7.740

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044014 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO MÉRIDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.682

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MÉRIDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	46.034	0	0	0	0	0	46.034
404	03	05	00	Maquinaria y equipos industriales y de taller	7.931	0	0	0	0	0	7.931
404	05	00	00	Equipos de comunicaciones y de señalamiento	12.369	0	0	0	0	0	12.369
404	05	01	00	Equipos de telecomunicaciones	12.369	0	0	0	0	0	12.369
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.339	0	0	0	0	0	1.339
404	07	03	00	Obras de arte	1.339	0	0	0	0	0	1.339
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	9.350	0	0	0	0	0	9.350
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	9.350	0	0	0	0	0	9.350
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	237.572	0	0	0	0	0	237.572
404	09	01	00	Mobiliario y equipos de oficina	34.136	0	0	0	0	0	34.136
404	09	02	00	Equipos de computación	125.348	0	0	0	0	0	125.348
404	09	03	00	Mobiliario y equipos de alojamiento	69.959	0	0	0	0	0	69.959
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	8.129	0	0	0	0	0	8.129
				Totales	**84.899.828**	**0**	**0**	**0**	**0**	0	**84.899.828**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044015 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.485

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**94.271.478**	**0**	**0**	**0**	**0**	0	**94.271.478**
401	01	00	00	Sueldos, salarios y otras retribuciones	46.963.072	0	0	0	0	0	46.963.072
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	38.830.294	0	0	0	0	0	38.830.294
401	01	03	00	Suplencias a empleados	2.466.920	0	0	0	0	0	2.466.920
401	01	08	00	Sueldo al personal en trámite de nombramiento	12.500	0	0	0	0	0	12.500
401	01	09	00	Remuneraciones al personal en período de disponibilidad	25.000	0	0	0	0	0	25.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.243.715	0	0	0	0	0	1.243.715
401	01	12	00	Salarios a obreros en puestos no permanentes	155.479	0	0	0	0	0	155.479
401	01	13	00	Suplencias a obreros	2.634	0	0	0	0	0	2.634
401	01	18	00	Remuneraciones al personal contratado	3.764.097	0	0	0	0	0	3.764.097
401	01	99	00	Otras retribuciones	462.433	0	0	0	0	0	462.433
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	2.304.231	0	0	0	0	0	2.304.231
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.141.981	0	0	0	0	0	2.141.981
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	162.250	0	0	0	0	0	162.250
401	03	00	00	Primas	8.753.592	0	0	0	0	0	8.753.592
401	03	01	00	Primas por mérito a empleados	1.245.361	0	0	0	0	0	1.245.361
401	03	02	00	Primas de transporte a empleados	63.250	0	0	0	0	0	63.250
401	03	08	00	Primas de profesionalización a empleados	322.000	0	0	0	0	0	322.000
401	03	09	00	Primas por antigüedad a empleados	6.865.478	0	0	0	0	0	6.865.478
401	03	16	00	Primas por mérito a obreros	70.465	0	0	0	0	0	70.465
401	03	17	00	Primas de transporte a obreros	1.150	0	0	0	0	0	1.150
401	03	19	00	Primas por hijos de obreros	1.150	0	0	0	0	0	1.150
401	03	21	00	Primas por antigüedad a obreros	184.738	0	0	0	0	0	184.738
401	04	00	00	Complementos de sueldos y salarios	814.205	0	0	0	0	0	814.205

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044015 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.485

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	309.320	0	0	0	0	0	309.320
401	04	03	00	Complemento a empleados por gastos de alimentación	13.800	0	0	0	0	0	13.800
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	12.535	0	0	0	0	0	12.535
401	04	16	00	Complemento a obreros por gastos de alimentación	1.725	0	0	0	0	0	1.725
401	04	19	00	Bono compensatorio de transporte a obreros	5.865	0	0	0	0	0	5.865
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	27.945	0	0	0	0	0	27.945
401	04	96	00	Otros complementos a empleados	395.800	0	0	0	0	0	395.800
401	04	97	00	Otros complementos a obreros	17.250	0	0	0	0	0	17.250
401	04	98	00	Otros complementos al personal contratado	29.965	0	0	0	0	0	29.965
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	22.785.698	0	0	0	0	0	22.785.698
401	05	01	00	Aguinaldos a empleados	15.918.876	0	0	0	0	0	15.918.876
401	05	03	00	Bono vacacional a empleados	4.561.839	0	0	0	0	0	4.561.839
401	05	04	00	Aguinaldos a obreros	453.779	0	0	0	0	0	453.779
401	05	06	00	Bono vacacional a obreros	221.356	0	0	0	0	0	221.356
401	05	07	00	Aguinaldos al personal contratado	1.280.636	0	0	0	0	0	1.280.636
401	05	08	00	Bono vacacional al personal contratado	349.212	0	0	0	0	0	349.212
401	06	00	00	Aportes patronales y legales	5.181.779	0	0	0	0	0	5.181.779
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.976.534	0	0	0	0	0	2.976.534
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	775.968	0	0	0	0	0	775.968
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	776.606	0	0	0	0	0	776.606
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	111.934	0	0	0	0	0	111.934
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	24.874	0	0	0	0	0	24.874
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	26.750	0	0	0	0	0	26.750
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por	410.721	0	0	0	0	0	410.721

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044015 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.485

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				personal contratado							
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	78.392	0	0	0	0	0	78.392
401	07	00	00	Asistencia socio-económica	7.468.901	0	0	0	0	0	7.468.901
401	07	02	00	Becas a empleados	18.400	0	0	0	0	0	18.400
401	07	03	00	Ayudas por matrimonio a empleados	460	0	0	0	0	0	460
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.500	0	0	0	0	0	1.500
401	07	05	00	Ayudas por defunción a empleados	385	0	0	0	0	0	385
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	5.317.068	0	0	0	0	0	5.317.068
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.750	0	0	0	0	0	5.750
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	824.715	0	0	0	0	0	824.715
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	377.430	0	0	0	0	0	377.430
401	07	18	00	Becas a obreros	1.265	0	0	0	0	0	1.265
401	07	19	00	Ayudas por matrimonio de obreros	202	0	0	0	0	0	202
401	07	20	00	Ayudas por nacimiento de hijos de obreros	202	0	0	0	0	0	202
401	07	21	00	Ayudas por defunción a obreros	575	0	0	0	0	0	575
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	289.349	0	0	0	0	0	289.349
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.150	0	0	0	0	0	1.150
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	40.900	0	0	0	0	0	40.900
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	19.550	0	0	0	0	0	19.550
401	07	96	00	Otras subvenciones a empleados	500.000	0	0	0	0	0	500.000
401	07	97	00	Otras subvenciones a obreros	70.000	0	0	0	0	0	70.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.396.531**	**0**	**0**	**0**	**0**	0	**2.396.531**
402	01	00	00	Productos alimenticios y agropecuarios	115.127	0	0	0	0	0	115.127
402	01	01	00	Alimentos y bebidas para personas	115.127	0	0	0	0	0	115.127

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044015 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 2.485

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	02	00	00	Productos de minas, canteras y yacimientos	478	0	0	0	0	0	478
402	02	05	00	Piedra, arcilla, arena y tierra	478	0	0	0	0	0	478
402	03	00	00	Textiles y vestuarios	6.943	0	0	0	0	0	6.943
402	03	01	00	Textiles	4.601	0	0	0	0	0	4.601
402	03	02	00	Prendas de vestir	2.342	0	0	0	0	0	2.342
402	04	00	00	Productos de cuero y caucho	10.314	0	0	0	0	0	10.314
402	04	03	00	Cauchos y tripas para vehículos	10.314	0	0	0	0	0	10.314
402	05	00	00	Productos de papel, cartón e impresos	959.082	0	0	0	0	0	959.082
402	05	01	00	Pulpa de madera, papel y cartón	78.144	0	0	0	0	0	78.144
402	05	02	00	Envases y cajas de papel y cartón	3.188	0	0	0	0	0	3.188
402	05	03	00	Productos de papel y cartón para oficina	860.770	0	0	0	0	0	860.770
402	05	04	00	Libros, revistas y periódicos	4.226	0	0	0	0	0	4.226
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	12.754	0	0	0	0	0	12.754
402	06	00	00	Productos químicos y derivados	248.889	0	0	0	0	0	248.889
402	06	01	00	Sustancias químicas y de uso industrial	1.320	0	0	0	0	0	1.320
402	06	02	00	Abonos, plaguicidas y otros	2.652	0	0	0	0	0	2.652
402	06	03	00	Tintas, pinturas y colorantes	187.061	0	0	0	0	0	187.061
402	06	05	00	Productos de tocador	5.855	0	0	0	0	0	5.855
402	06	06	00	Combustibles y lubricantes	6.600	0	0	0	0	0	6.600
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.741	0	0	0	0	0	1.741
402	06	08	00	Productos plásticos	43.660	0	0	0	0	0	43.660
402	07	00	00	Productos minerales no metálicos	12.059	0	0	0	0	0	12.059
402	07	02	00	Vidrios y productos de vidrio	5.846	0	0	0	0	0	5.846
402	07	03	00	Productos de arcilla para construcción	4.691	0	0	0	0	0	4.691

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044015 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.485

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	04	00	Cemento, cal y yeso	1.522	0	0	0	0	0	1.522
402	08	00	00	Productos metálicos	70.883	0	0	0	0	0	70.883
402	08	01	00	Productos primarios de hierro y acero	931	0	0	0	0	0	931
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	28.636	0	0	0	0	0	28.636
402	08	05	00	Materiales de orden público, seguridad y defensa	8.588	0	0	0	0	0	8.588
402	08	07	00	Material de señalamiento	5.343	0	0	0	0	0	5.343
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.171	0	0	0	0	0	3.171
402	08	10	00	Repuestos y accesorios para otros equipos	20.935	0	0	0	0	0	20.935
402	08	99	00	Otros productos metálicos	3.279	0	0	0	0	0	3.279
402	09	00	00	Productos de madera	4.081	0	0	0	0	0	4.081
402	09	01	00	Productos primarios de madera	2.551	0	0	0	0	0	2.551
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.530	0	0	0	0	0	1.530
402	10	00	00	Productos varios y útiles diversos	968.675	0	0	0	0	0	968.675
402	10	02	00	Materiales y útiles de limpieza y aseo	62.635	0	0	0	0	0	62.635
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	19.350	0	0	0	0	0	19.350
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	72.142	0	0	0	0	0	72.142
402	10	07	00	Productos de seguridad en el trabajo	9.057	0	0	0	0	0	9.057
402	10	08	00	Materiales para equipos de computación	738.490	0	0	0	0	0	738.490
402	10	11	00	Materiales eléctricos	45.697	0	0	0	0	0	45.697
402	10	12	00	Materiales para instalaciones sanitarias	14.226	0	0	0	0	0	14.226
402	10	99	00	Otros productos y útiles diversos	7.078	0	0	0	0	0	7.078
403	**00**	**00**	**00**	**Servicios no personales**	**1.967.067**	**0**	**0**	**0**	**0**	0	**1.967.067**
403	06	00	00	Servicios de transporte y almacenaje	16.230	0	0	0	0	0	16.230
403	06	01	00	Fletes y embalajes	3.870	0	0	0	0	0	3.870

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044015 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 2.485

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	03	00	Estacionamiento	12.360	0	0	0	0	0	12.360
403	07	00	00	Servicios de información, impresión y relaciones públicas	55.888	0	0	0	0	0	55.888
403	07	02	00	Imprenta y reproducción	6.352	0	0	0	0	0	6.352
403	07	04	00	Avisos	49.536	0	0	0	0	0	49.536
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	25.924	0	0	0	0	0	25.924
403	08	02	00	Comisiones y gastos bancarios	25.924	0	0	0	0	0	25.924
403	09	00	00	Viáticos y pasajes	250.741	0	0	0	0	0	250.741
403	09	01	00	Viáticos y pasajes dentro del pais	250.741	0	0	0	0	0	250.741
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	452.413	0	0	0	0	0	452.413
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	215.281	0	0	0	0	0	215.281
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	30.385	0	0	0	0	0	30.385
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	206.747	0	0	0	0	0	206.747
403	12	00	00	Conservación y reparaciones menores de obras	263.676	0	0	0	0	0	263.676
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	263.676	0	0	0	0	0	263.676
403	18	00	00	Impuestos indirectos	762.395	0	0	0	0	0	762.395
403	18	01	00	Impuesto al valor agregado	762.395	0	0	0	0	0	762.395
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	135.311	0	0	0	0	0	135.311
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	135.311	0	0	0	0	0	135.311
403	99	00	00	Otros servicios no personales	4.489	0	0	0	0	0	4.489
403	99	01	00	Otros servicios no personales	4.489	0	0	0	0	0	4.489
404	**00**	**00**	**00**	**Activos reales**	**578.830**	**0**	**0**	**0**	**0**	0	**578.830**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	50.373	0	0	0	0	0	50.373
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	39.345	0	0	0	0	0	39.345
404	03	05	00	Maquinaria y equipos industriales y de taller	11.028	0	0	0	0	0	11.028

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044015 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO MIRANDA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.485

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	00	00	Equipos de transporte, tracción y elevación	38.874	0	0	0	0	0	38.874
404	04	01	00	Vehículos automotores terrestres	38.874	0	0	0	0	0	38.874
404	05	00	00	Equipos de comunicaciones y de señalamiento	18.737	0	0	0	0	0	18.737
404	05	01	00	Equipos de telecomunicaciones	18.737	0	0	0	0	0	18.737
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	3.826	0	0	0	0	0	3.826
404	07	02	00	Equipos de enseñanza, deporte y recreación	3.826	0	0	0	0	0	3.826
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	467.020	0	0	0	0	0	467.020
404	09	01	00	Mobiliario y equipos de oficina	181.672	0	0	0	0	0	181.672
404	09	02	00	Equipos de computación	166.662	0	0	0	0	0	166.662
404	09	03	00	Mobiliario y equipos de alojamiento	118.686	0	0	0	0	0	118.686
				Totales	**99.213.906**	**0**	**0**	**0**	**0**	0	**99.213.906**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044016 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 978

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**47.784.061**	**0**	**0**	**0**	**0**	0	**47.784.061**
401	01	00	00	Sueldos, salarios y otras retribuciones	27.239.501	0	0	0	0	0	27.239.501
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	20.192.145	0	0	0	0	0	20.192.145
401	01	03	00	Suplencias a empleados	2.374.199	0	0	0	0	0	2.374.199
401	01	08	00	Sueldo al personal en trámite de nombramiento	167.490	0	0	0	0	0	167.490
401	01	09	00	Remuneraciones al personal en período de disponibilidad	13.377	0	0	0	0	0	13.377
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	406.238	0	0	0	0	0	406.238
401	01	12	00	Salarios a obreros en puestos no permanentes	310.958	0	0	0	0	0	310.958
401	01	13	00	Suplencias a obreros	21.415	0	0	0	0	0	21.415
401	01	18	00	Remuneraciones al personal contratado	3.518.491	0	0	0	0	0	3.518.491
401	01	99	00	Otras retribuciones	235.188	0	0	0	0	0	235.188
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.122.505	0	0	0	0	0	1.122.505
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.068.054	0	0	0	0	0	1.068.054
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	54.451	0	0	0	0	0	54.451
401	03	00	00	Primas	2.236.330	0	0	0	0	0	2.236.330
401	03	01	00	Primas por mérito a empleados	637.485	0	0	0	0	0	637.485
401	03	02	00	Primas de transporte a empleados	5.750	0	0	0	0	0	5.750
401	03	08	00	Primas de profesionalización a empleados	114.238	0	0	0	0	0	114.238
401	03	09	00	Primas por antigüedad a empleados	1.451.130	0	0	0	0	0	1.451.130
401	03	16	00	Primas por mérito a obreros	10.305	0	0	0	0	0	10.305
401	03	17	00	Primas de transporte a obreros	1.610	0	0	0	0	0	1.610
401	03	19	00	Primas por hijos de obreros	1.380	0	0	0	0	0	1.380
401	03	21	00	Primas por antigüedad a obreros	14.432	0	0	0	0	0	14.432
401	04	00	00	Complementos de sueldos y salarios	576.476	0	0	0	0	0	576.476

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044016 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 978

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	245.413	0	0	0	0	0	245.413
401	04	03	00	Complemento a empleados por gastos de alimentación	290	0	0	0	0	0	290
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	3.893	0	0	0	0	0	3.893
401	04	16	00	Complemento a obreros por gastos de alimentación	230	0	0	0	0	0	230
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	68.487	0	0	0	0	0	68.487
401	04	96	00	Otros complementos a empleados	188.500	0	0	0	0	0	188.500
401	04	97	00	Otros complementos a obreros	6.592	0	0	0	0	0	6.592
401	04	98	00	Otros complementos al personal contratado	63.071	0	0	0	0	0	63.071
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	12.283.288	0	0	0	0	0	12.283.288
401	05	01	00	Aguinaldos a empleados	8.146.946	0	0	0	0	0	8.146.946
401	05	03	00	Bono vacacional a empleados	2.331.505	0	0	0	0	0	2.331.505
401	05	04	00	Aguinaldos a obreros	142.622	0	0	0	0	0	142.622
401	05	06	00	Bono vacacional a obreros	69.572	0	0	0	0	0	69.572
401	05	07	00	Aguinaldos al personal contratado	1.251.252	0	0	0	0	0	1.251.252
401	05	08	00	Bono vacacional al personal contratado	341.391	0	0	0	0	0	341.391
401	06	00	00	Aportes patronales y legales	2.609.702	0	0	0	0	0	2.609.702
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.487.979	0	0	0	0	0	1.487.979
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	167.241	0	0	0	0	0	167.241
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	403.843	0	0	0	0	0	403.843
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	36.561	0	0	0	0	0	36.561
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	8.125	0	0	0	0	0	8.125
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	8.125	0	0	0	0	0	8.125
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	421.239	0	0	0	0	0	421.239

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044016 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 978

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	76.589	0	0	0	0	0	76.589
401	07	00	00	Asistencia socio-económica	1.716.259	0	0	0	0	0	1.716.259
401	07	02	00	Becas a empleados	17.135	0	0	0	0	0	17.135
401	07	03	00	Ayudas por matrimonio a empleados	737	0	0	0	0	0	737
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.232	0	0	0	0	0	2.232
401	07	05	00	Ayudas por defunción a empleados	575	0	0	0	0	0	575
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	976.105	0	0	0	0	0	976.105
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.175	0	0	0	0	0	5.175
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	131.376	0	0	0	0	0	131.376
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	133.167	0	0	0	0	0	133.167
401	07	18	00	Becas a obreros	1.080	0	0	0	0	0	1.080
401	07	19	00	Ayudas por matrimonio de obreros	101	0	0	0	0	0	101
401	07	20	00	Ayudas por nacimiento de hijos de obreros	101	0	0	0	0	0	101
401	07	21	00	Ayudas por defunción a obreros	1.242	0	0	0	0	0	1.242
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	51.228	0	0	0	0	0	51.228
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	230	0	0	0	0	0	230
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.150	0	0	0	0	0	1.150
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	8.625	0	0	0	0	0	8.625
401	07	96	00	Otras subvenciones a empleados	350.000	0	0	0	0	0	350.000
401	07	97	00	Otras subvenciones a obreros	36.000	0	0	0	0	0	36.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.620.068**	**0**	**0**	**0**	**0**	0	**1.620.068**
402	01	00	00	Productos alimenticios y agropecuarios	202.241	0	0	0	0	0	202.241
402	01	01	00	Alimentos y bebidas para personas	202.241	0	0	0	0	0	202.241
402	02	00	00	Productos de minas, canteras y yacimientos	2.391	0	0	0	0	0	2.391

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044016 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 978

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	02	05	00	Piedra, arcilla, arena y tierra	2.391	0	0	0	0	0	2.391
402	03	00	00	Textiles y vestuarios	4.601	0	0	0	0	0	4.601
402	03	01	00	Textiles	4.601	0	0	0	0	0	4.601
402	04	00	00	Productos de cuero y caucho	32.597	0	0	0	0	0	32.597
402	04	03	00	Cauchos y tripas para vehículos	32.597	0	0	0	0	0	32.597
402	05	00	00	Productos de papel, cartón e impresos	468.125	0	0	0	0	0	468.125
402	05	01	00	Pulpa de madera, papel y cartón	46.288	0	0	0	0	0	46.288
402	05	03	00	Productos de papel y cartón para oficina	418.648	0	0	0	0	0	418.648
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	3.189	0	0	0	0	0	3.189
402	06	00	00	Productos químicos y derivados	104.971	0	0	0	0	0	104.971
402	06	03	00	Tintas, pinturas y colorantes	72.404	0	0	0	0	0	72.404
402	06	06	00	Combustibles y lubricantes	1.288	0	0	0	0	0	1.288
402	06	08	00	Productos plásticos	31.279	0	0	0	0	0	31.279
402	07	00	00	Productos minerales no metálicos	12.169	0	0	0	0	0	12.169
402	07	02	00	Vidrios y productos de vidrio	6.939	0	0	0	0	0	6.939
402	07	04	00	Cemento, cal y yeso	5.230	0	0	0	0	0	5.230
402	08	00	00	Productos metálicos	105.516	0	0	0	0	0	105.516
402	08	01	00	Productos primarios de hierro y acero	3.851	0	0	0	0	0	3.851
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	62.001	0	0	0	0	0	62.001
402	08	05	00	Materiales de orden público, seguridad y defensa	3.435	0	0	0	0	0	3.435
402	08	07	00	Material de señalamiento	5.101	0	0	0	0	0	5.101
402	08	09	00	Repuestos y accesorios para equipos de transporte	13.842	0	0	0	0	0	13.842
402	08	10	00	Repuestos y accesorios para otros equipos	16.751	0	0	0	0	0	16.751
402	08	99	00	Otros productos metálicos	535	0	0	0	0	0	535

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044016 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 978

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	00	00	Productos de madera	8.671	0	0	0	0	0	8.671
402	09	01	00	Productos primarios de madera	3.826	0	0	0	0	0	3.826
402	09	02	00	Muebles y accesorios de madera para edificaciones	4.845	0	0	0	0	0	4.845
402	10	00	00	Productos varios y útiles diversos	664.145	0	0	0	0	0	664.145
402	10	02	00	Materiales y útiles de limpieza y aseo	58.812	0	0	0	0	0	58.812
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.195	0	0	0	0	0	4.195
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	64.421	0	0	0	0	0	64.421
402	10	07	00	Productos de seguridad en el trabajo	7.275	0	0	0	0	0	7.275
402	10	08	00	Materiales para equipos de computación	406.205	0	0	0	0	0	406.205
402	10	11	00	Materiales eléctricos	86.798	0	0	0	0	0	86.798
402	10	12	00	Materiales para instalaciones sanitarias	11.725	0	0	0	0	0	11.725
402	10	99	00	Otros productos y útiles diversos	24.714	0	0	0	0	0	24.714
402	99	00	00	Otros materiales y suministros	14.641	0	0	0	0	0	14.641
402	99	01	00	Otros materiales y suministros	14.641	0	0	0	0	0	14.641
403	**00**	**00**	**00**	**Servicios no personales**	**1.348.688**	**0**	**0**	**0**	**0**	0	**1.348.688**
403	06	00	00	Servicios de transporte y almacenaje	928	0	0	0	0	0	928
403	06	01	00	Fletes y embalajes	928	0	0	0	0	0	928
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.916	0	0	0	0	0	9.916
403	07	02	00	Imprenta y reproducción	1.530	0	0	0	0	0	1.530
403	07	03	00	Relaciones sociales	6.137	0	0	0	0	0	6.137
403	07	04	00	Avisos	2.249	0	0	0	0	0	2.249
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	13.488	0	0	0	0	0	13.488
403	08	02	00	Comisiones y gastos bancarios	13.488	0	0	0	0	0	13.488
403	09	00	00	Viáticos y pasajes	189.170	0	0	0	0	0	189.170

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044016 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 978

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	189.170	0	0	0	0	0	189.170
403	10	00	00	Servicios profesionales y técnicos	2.391	0	0	0	0	0	2.391
403	10	99	00	Otros servicios profesionales y técnicos	2.391	0	0	0	0	0	2.391
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	372.740	0	0	0	0	0	372.740
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	191.279	0	0	0	0	0	191.279
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	7.811	0	0	0	0	0	7.811
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	173.650	0	0	0	0	0	173.650
403	12	00	00	Conservación y reparaciones menores de obras	191.279	0	0	0	0	0	191.279
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	191.279	0	0	0	0	0	191.279
403	18	00	00	Impuestos indirectos	485.101	0	0	0	0	0	485.101
403	18	01	00	Impuesto al valor agregado	485.101	0	0	0	0	0	485.101
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	52.123	0	0	0	0	0	52.123
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	52.123	0	0	0	0	0	52.123
403	99	00	00	Otros servicios no personales	31.552	0	0	0	0	0	31.552
403	99	01	00	Otros servicios no personales	31.552	0	0	0	0	0	31.552
404	**00**	**00**	**00**	**Activos reales**	**178.022**	**0**	**0**	**0**	**0**	0	**178.022**
404	01	00	00	Repuestos y reparaciones mayores	23.481	0	0	0	0	0	23.481
404	01	01	00	Repuestos mayores	23.481	0	0	0	0	0	23.481
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	23.481	0	0	0	0	0	23.481
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	13.892	0	0	0	0	0	13.892
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	3.826	0	0	0	0	0	3.826
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	2.709	0	0	0	0	0	2.709
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	7.357	0	0	0	0	0	7.357

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044016 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO MONAGAS

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 978

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO MONAGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	24.088	0	0	0	0	0	24.088
404	05	01	00	Equipos de telecomunicaciones	24.088	0	0	0	0	0	24.088
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	3.188	0	0	0	0	0	3.188
404	07	02	00	Equipos de enseñanza, deporte y recreación	3.188	0	0	0	0	0	3.188
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	113.373	0	0	0	0	0	113.373
404	09	01	00	Mobiliario y equipos de oficina	50.985	0	0	0	0	0	50.985
404	09	02	00	Equipos de computación	32.609	0	0	0	0	0	32.609
404	09	03	00	Mobiliario y equipos de alojamiento	27.388	0	0	0	0	0	27.388
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	2.391	0	0	0	0	0	2.391
				Totales	**50.930.839**	**0**	**0**	**0**	**0**	0	**50.930.839**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044017 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.438

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**46.909.819**	**0**	**0**	**0**	**0**	0	**46.909.819**
401	01	00	00	Sueldos, salarios y otras retribuciones	23.443.263	0	0	0	0	0	23.443.263
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	19.057.220	0	0	0	0	0	19.057.220
401	01	03	00	Suplencias a empleados	1.424.638	0	0	0	0	0	1.424.638
401	01	08	00	Sueldo al personal en trámite de nombramiento	20.000	0	0	0	0	0	20.000
401	01	09	00	Remuneraciones al personal en período de disponibilidad	10.000	0	0	0	0	0	10.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	382.693	0	0	0	0	0	382.693
401	01	18	00	Remuneraciones al personal contratado	2.455.109	0	0	0	0	0	2.455.109
401	01	99	00	Otras retribuciones	93.603	0	0	0	0	0	93.603
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.411.293	0	0	0	0	0	1.411.293
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	890.598	0	0	0	0	0	890.598
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	520.695	0	0	0	0	0	520.695
401	03	00	00	Primas	4.561.095	0	0	0	0	0	4.561.095
401	03	01	00	Primas por mérito a empleados	604.189	0	0	0	0	0	604.189
401	03	02	00	Primas de transporte a empleados	7.391	0	0	0	0	0	7.391
401	03	08	00	Primas de profesionalización a empleados	193.838	0	0	0	0	0	193.838
401	03	09	00	Primas por antigüedad a empleados	3.684.600	0	0	0	0	0	3.684.600
401	03	16	00	Primas por mérito a obreros	28.750	0	0	0	0	0	28.750
401	03	17	00	Primas de transporte a obreros	1.725	0	0	0	0	0	1.725
401	03	19	00	Primas por hijos de obreros	91	0	0	0	0	0	91
401	03	21	00	Primas por antigüedad a obreros	40.511	0	0	0	0	0	40.511
401	04	00	00	Complementos de sueldos y salarios	1.047.183	0	0	0	0	0	1.047.183
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	379.073	0	0	0	0	0	379.073
401	04	03	00	Complemento a empleados por gastos de alimentación	26.400	0	0	0	0	0	26.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044017 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.438

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	7.063	0	0	0	0	0	7.063
401	04	16	00	Complemento a obreros por gastos de alimentación	10.080	0	0	0	0	0	10.080
401	04	19	00	Bono compensatorio de transporte a obreros	2.070	0	0	0	0	0	2.070
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	61.095	0	0	0	0	0	61.095
401	04	96	00	Otros complementos a empleados	413.101	0	0	0	0	0	413.101
401	04	97	00	Otros complementos a obreros	12.910	0	0	0	0	0	12.910
401	04	98	00	Otros complementos al personal contratado	135.391	0	0	0	0	0	135.391
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	10.660.933	0	0	0	0	0	10.660.933
401	05	01	00	Aguinaldos a empleados	7.713.639	0	0	0	0	0	7.713.639
401	05	03	00	Bono vacacional a empleados	2.203.084	0	0	0	0	0	2.203.084
401	05	04	00	Aguinaldos a obreros	130.418	0	0	0	0	0	130.418
401	05	06	00	Bono vacacional a obreros	63.619	0	0	0	0	0	63.619
401	05	07	00	Aguinaldos al personal contratado	331.780	0	0	0	0	0	331.780
401	05	08	00	Bono vacacional al personal contratado	218.393	0	0	0	0	0	218.393
401	06	00	00	Aportes patronales y legales	2.236.203	0	0	0	0	0	2.236.203
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.430.007	0	0	0	0	0	1.430.007
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	55.958	0	0	0	0	0	55.958
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	381.144	0	0	0	0	0	381.144
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	34.442	0	0	0	0	0	34.442
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	7.654	0	0	0	0	0	7.654
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	7.654	0	0	0	0	0	7.654
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	270.242	0	0	0	0	0	270.242
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	49.102	0	0	0	0	0	49.102

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 210044017 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.438

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	3.549.849	0	0	0	0	0	3.549.849
401	07	02	00	Becas a empleados	7.825	0	0	0	0	0	7.825
401	07	03	00	Ayudas por matrimonio a empleados	1.230	0	0	0	0	0	1.230
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.106	0	0	0	0	0	1.106
401	07	05	00	Ayudas por defunción a empleados	575	0	0	0	0	0	575
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.503.211	0	0	0	0	0	2.503.211
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.150	0	0	0	0	0	1.150
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	451.768	0	0	0	0	0	451.768
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	200.790	0	0	0	0	0	200.790
401	07	18	00	Becas a obreros	2.070	0	0	0	0	0	2.070
401	07	19	00	Ayudas por matrimonio de obreros	101	0	0	0	0	0	101
401	07	20	00	Ayudas por nacimiento de hijos de obreros	101	0	0	0	0	0	101
401	07	21	00	Ayudas por defunción a obreros	288	0	0	0	0	0	288
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	83.482	0	0	0	0	0	83.482
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.725	0	0	0	0	0	1.725
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	11.627	0	0	0	0	0	11.627
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	13.800	0	0	0	0	0	13.800
401	07	96	00	Otras subvenciones a empleados	239.000	0	0	0	0	0	239.000
401	07	97	00	Otras subvenciones a obreros	30.000	0	0	0	0	0	30.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.124.904**	**0**	**0**	**0**	**0**	0	**1.124.904**
402	01	00	00	Productos alimenticios y agropecuarios	172.293	0	0	0	0	0	172.293
402	01	01	00	Alimentos y bebidas para personas	172.293	0	0	0	0	0	172.293
402	03	00	00	Textiles y vestuarios	797	0	0	0	0	0	797
402	03	01	00	Textiles	797	0	0	0	0	0	797

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044017 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 1.438

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	00	00	Productos de cuero y caucho	5.705	0	0	0	0	0	5.705
402	04	03	00	Cauchos y tripas para vehículos	5.705	0	0	0	0	0	5.705
402	05	00	00	Productos de papel, cartón e impresos	426.466	0	0	0	0	0	426.466
402	05	01	00	Pulpa de madera, papel y cartón	87.393	0	0	0	0	0	87.393
402	05	02	00	Envases y cajas de papel y cartón	3.370	0	0	0	0	0	3.370
402	05	03	00	Productos de papel y cartón para oficina	298.463	0	0	0	0	0	298.463
402	05	06	00	Productos de papel y cartón para computación	9.500	0	0	0	0	0	9.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	27.740	0	0	0	0	0	27.740
402	06	00	00	Productos químicos y derivados	71.438	0	0	0	0	0	71.438
402	06	01	00	Sustancias químicas y de uso industrial	1.063	0	0	0	0	0	1.063
402	06	02	00	Abonos, plaguicidas y otros	1.768	0	0	0	0	0	1.768
402	06	03	00	Tintas, pinturas y colorantes	36.195	0	0	0	0	0	36.195
402	06	05	00	Productos de tocador	1.366	0	0	0	0	0	1.366
402	06	06	00	Combustibles y lubricantes	9.094	0	0	0	0	0	9.094
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.160	0	0	0	0	0	1.160
402	06	08	00	Productos plásticos	20.792	0	0	0	0	0	20.792
402	07	00	00	Productos minerales no metálicos	263	0	0	0	0	0	263
402	07	04	00	Cemento, cal y yeso	263	0	0	0	0	0	263
402	08	00	00	Productos metálicos	62.523	0	0	0	0	0	62.523
402	08	01	00	Productos primarios de hierro y acero	89	0	0	0	0	0	89
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	15.319	0	0	0	0	0	15.319
402	08	07	00	Material de señalamiento	7.245	0	0	0	0	0	7.245
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.651	0	0	0	0	0	10.651
402	08	10	00	Repuestos y accesorios para otros equipos	28.296	0	0	0	0	0	28.296

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044017 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.438

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	99	00	Otros productos metálicos	923	0	0	0	0	0	923
402	10	00	00	Productos varios y útiles diversos	385.419	0	0	0	0	0	385.419
402	10	01	00	Artículos de deporte, recreación y juguetes	728	0	0	0	0	0	728
402	10	02	00	Materiales y útiles de limpieza y aseo	10.615	0	0	0	0	0	10.615
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.192	0	0	0	0	0	3.192
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	66.649	0	0	0	0	0	66.649
402	10	06	00	Condecoraciones, ofrendas y similares	19.441	0	0	0	0	0	19.441
402	10	07	00	Productos de seguridad en el trabajo	4.527	0	0	0	0	0	4.527
402	10	08	00	Materiales para equipos de computación	212.013	0	0	0	0	0	212.013
402	10	11	00	Materiales eléctricos	57.785	0	0	0	0	0	57.785
402	10	12	00	Materiales para instalaciones sanitarias	8.393	0	0	0	0	0	8.393
402	10	13	00	Materiales fotográficos	2.076	0	0	0	0	0	2.076
403	**00**	**00**	**00**	**Servicios no personales**	**1.459.906**	**0**	**0**	**0**	**0**	0	**1.459.906**
403	06	00	00	Servicios de transporte y almacenaje	928	0	0	0	0	0	928
403	06	01	00	Fletes y embalajes	928	0	0	0	0	0	928
403	07	00	00	Servicios de información, impresión y relaciones públicas	31.625	0	0	0	0	0	31.625
403	07	02	00	Imprenta y reproducción	4.149	0	0	0	0	0	4.149
403	07	03	00	Relaciones sociales	11.159	0	0	0	0	0	11.159
403	07	04	00	Avisos	16.317	0	0	0	0	0	16.317
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	382.640	0	0	0	0	0	382.640
403	08	02	00	Comisiones y gastos bancarios	382.640	0	0	0	0	0	382.640
403	09	00	00	Viáticos y pasajes	226.510	0	0	0	0	0	226.510
403	09	01	00	Viáticos y pasajes dentro del país	226.510	0	0	0	0	0	226.510
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	282.423	0	0	0	0	0	282.423

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044017 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.438

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	66.811	0	0	0	0	0	66.811
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	4.049	0	0	0	0	0	4.049
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	2.046	0	0	0	0	0	2.046
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	3.188	0	0	0	0	0	3.188
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	206.329	0	0	0	0	0	206.329
403	12	00	00	Conservación y reparaciones menores de obras	76.772	0	0	0	0	0	76.772
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	76.772	0	0	0	0	0	76.772
403	18	00	00	Impuestos indirectos	417.478	0	0	0	0	0	417.478
403	18	01	00	Impuesto al valor agregado	417.478	0	0	0	0	0	417.478
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	41.051	0	0	0	0	0	41.051
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	41.051	0	0	0	0	0	41.051
403	99	00	00	Otros servicios no personales	479	0	0	0	0	0	479
403	99	01	00	Otros servicios no personales	479	0	0	0	0	0	479
404	**00**	**00**	**00**	**Activos reales**	**219.415**	**0**	**0**	**0**	**0**	0	**219.415**
404	01	00	00	Repuestos y reparaciones mayores	43.012	0	0	0	0	0	43.012
404	01	01	00	Repuestos mayores	43.012	0	0	0	0	0	43.012
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	43.012	0	0	0	0	0	43.012
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	40.208	0	0	0	0	0	40.208
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	40.208	0	0	0	0	0	40.208
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	136.195	0	0	0	0	0	136.195
404	09	01	00	Mobiliario y equipos de oficina	70.518	0	0	0	0	0	70.518
404	09	02	00	Equipos de computación	38.343	0	0	0	0	0	38.343
404	09	03	00	Mobiliario y equipos de alojamiento	21.596	0	0	0	0	0	21.596

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044017 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO NUEVA ESPARTA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.438

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO NUEVA ESPARTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	5.738	0	0	0	0	0	5.738
				Totales	**49.714.044**	**0**	**0**	**0**	**0**	0	**49.714.044**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044018 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 1.310

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**69.157.011**	**0**	**0**	**0**	**0**	0	**69.157.011**
401	01	00	00	Sueldos, salarios y otras retribuciones	35.546.277	0	0	0	0	0	35.546.277
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	26.686.574	0	0	0	0	0	26.686.574
401	01	03	00	Suplencias a empleados	2.186.864	0	0	0	0	0	2.186.864
401	01	08	00	Sueldo al personal en trámite de nombramiento	30.000	0	0	0	0	0	30.000
401	01	09	00	Remuneraciones al personal en período de disponibilidad	15.000	0	0	0	0	0	15.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	556.592	0	0	0	0	0	556.592
401	01	12	00	Salarios a obreros en puestos no permanentes	244.324	0	0	0	0	0	244.324
401	01	13	00	Suplencias a obreros	15.000	0	0	0	0	0	15.000
401	01	18	00	Remuneraciones al personal contratado	5.724.672	0	0	0	0	0	5.724.672
401	01	99	00	Otras retribuciones	87.251	0	0	0	0	0	87.251
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.252.381	0	0	0	0	0	1.252.381
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.162.033	0	0	0	0	0	1.162.033
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	90.348	0	0	0	0	0	90.348
401	03	00	00	Primas	6.600.757	0	0	0	0	0	6.600.757
401	03	01	00	Primas por mérito a empleados	875.833	0	0	0	0	0	875.833
401	03	02	00	Primas de transporte a empleados	19.550	0	0	0	0	0	19.550
401	03	08	00	Primas de profesionalización a empleados	270.874	0	0	0	0	0	270.874
401	03	09	00	Primas por antigüedad a empleados	5.311.487	0	0	0	0	0	5.311.487
401	03	16	00	Primas por mérito a obreros	51.750	0	0	0	0	0	51.750
401	03	17	00	Primas de transporte a obreros	1.725	0	0	0	0	0	1.725
401	03	19	00	Primas por hijos de obreros	1.150	0	0	0	0	0	1.150
401	03	21	00	Primas por antigüedad a obreros	68.388	0	0	0	0	0	68.388
401	04	00	00	Complementos de sueldos y salarios	814.099	0	0	0	0	0	814.099

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044018 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.310

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	166.750	0	0	0	0	0	166.750
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	3.450	0	0	0	0	0	3.450
401	04	19	00	Bono compensatorio de transporte a obreros	6.900	0	0	0	0	0	6.900
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	80.500	0	0	0	0	0	80.500
401	04	96	00	Otros complementos a empleados	323.899	0	0	0	0	0	323.899
401	04	97	00	Otros complementos a obreros	21.850	0	0	0	0	0	21.850
401	04	98	00	Otros complementos al personal contratado	210.750	0	0	0	0	0	210.750
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	15.820.875	0	0	0	0	0	15.820.875
401	05	01	00	Aguinaldos a empleados	11.211.251	0	0	0	0	0	11.211.251
401	05	03	00	Bono vacacional a empleados	1.825.015	0	0	0	0	0	1.825.015
401	05	04	00	Aguinaldos a obreros	201.444	0	0	0	0	0	201.444
401	05	06	00	Bono vacacional a obreros	98.265	0	0	0	0	0	98.265
401	05	07	00	Aguinaldos al personal contratado	1.950.899	0	0	0	0	0	1.950.899
401	05	08	00	Bono vacacional al personal contratado	534.001	0	0	0	0	0	534.001
401	06	00	00	Aportes patronales y legales	3.547.493	0	0	0	0	0	3.547.493
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.005.187	0	0	0	0	0	2.005.187
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	162.058	0	0	0	0	0	162.058
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	533.731	0	0	0	0	0	533.731
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	50.093	0	0	0	0	0	50.093
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	11.132	0	0	0	0	0	11.132
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	11.132	0	0	0	0	0	11.132
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	654.780	0	0	0	0	0	654.780
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	119.380	0	0	0	0	0	119.380

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044018 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.310

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	07	00	00	Asistencia socio-económica	5.575.129	0	0	0	0	0	5.575.129
401	07	02	00	Becas a empleados	42.778	0	0	0	0	0	42.778
401	07	03	00	Ayudas por matrimonio a empleados	1.600	0	0	0	0	0	1.600
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.215	0	0	0	0	0	2.215
401	07	05	00	Ayudas por defunción a empleados	3.163	0	0	0	0	0	3.163
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.953.325	0	0	0	0	0	3.953.325
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	11.500	0	0	0	0	0	11.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	547.807	0	0	0	0	0	547.807
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	347.070	0	0	0	0	0	347.070
401	07	18	00	Becas a obreros	5.750	0	0	0	0	0	5.750
401	07	19	00	Ayudas por matrimonio de obreros	152	0	0	0	0	0	152
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.553	0	0	0	0	0	1.553
401	07	21	00	Ayudas por defunción a obreros	575	0	0	0	0	0	575
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	111.034	0	0	0	0	0	111.034
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.380	0	0	0	0	0	1.380
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	81.947	0	0	0	0	0	81.947
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	8.280	0	0	0	0	0	8.280
401	07	96	00	Otras subvenciones a empleados	410.000	0	0	0	0	0	410.000
401	07	97	00	Otras subvenciones a obreros	45.000	0	0	0	0	0	45.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.216.296**	**0**	**0**	**0**	**0**	0	**2.216.296**
402	01	00	00	Productos alimenticios y agropecuarios	107.978	0	0	0	0	0	107.978
402	01	01	00	Alimentos y bebidas para personas	107.978	0	0	0	0	0	107.978
402	03	00	00	Textiles y vestuarios	9.998	0	0	0	0	0	9.998
402	03	01	00	Textiles	9.998	0	0	0	0	0	9.998

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044018 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.310

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	00	00	Productos de cuero y caucho	33.752	0	0	0	0	0	33.752
402	04	03	00	Cauchos y tripas para vehículos	33.752	0	0	0	0	0	33.752
402	05	00	00	Productos de papel, cartón e impresos	625.374	0	0	0	0	0	625.374
402	05	01	00	Pulpa de madera, papel y cartón	80.930	0	0	0	0	0	80.930
402	05	03	00	Productos de papel y cartón para oficina	522.173	0	0	0	0	0	522.173
402	05	04	00	Libros, revistas y periódicos	4.200	0	0	0	0	0	4.200
402	05	06	00	Productos de papel y cartón para computación	1.171	0	0	0	0	0	1.171
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	16.900	0	0	0	0	0	16.900
402	06	00	00	Productos químicos y derivados	106.712	0	0	0	0	0	106.712
402	06	03	00	Tintas, pinturas y colorantes	50.631	0	0	0	0	0	50.631
402	06	06	00	Combustibles y lubricantes	10.623	0	0	0	0	0	10.623
402	06	08	00	Productos plásticos	45.458	0	0	0	0	0	45.458
402	07	00	00	Productos minerales no metálicos	357	0	0	0	0	0	357
402	07	04	00	Cemento, cal y yeso	357	0	0	0	0	0	357
402	08	00	00	Productos metálicos	176.366	0	0	0	0	0	176.366
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	59.993	0	0	0	0	0	59.993
402	08	05	00	Materiales de orden público, seguridad y defensa	11.763	0	0	0	0	0	11.763
402	08	07	00	Material de señalamiento	2.806	0	0	0	0	0	2.806
402	08	09	00	Repuestos y accesorios para equipos de transporte	60.718	0	0	0	0	0	60.718
402	08	10	00	Repuestos y accesorios para otros equipos	41.086	0	0	0	0	0	41.086
402	10	00	00	Productos varios y útiles diversos	1.143.929	0	0	0	0	0	1.143.929
402	10	01	00	Artículos de deporte, recreación y juguetes	1.463	0	0	0	0	0	1.463
402	10	02	00	Materiales y útiles de limpieza y aseo	80.331	0	0	0	0	0	80.331
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.432	0	0	0	0	0	1.432

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044018 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.310

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	132.935	0	0	0	0	0	132.935
402	10	06	00	Condecoraciones, ofrendas y similares	21.763	0	0	0	0	0	21.763
402	10	07	00	Productos de seguridad en el trabajo	6.535	0	0	0	0	0	6.535
402	10	08	00	Materiales para equipos de computación	827.930	0	0	0	0	0	827.930
402	10	11	00	Materiales eléctricos	68.670	0	0	0	0	0	68.670
402	10	12	00	Materiales para instalaciones sanitarias	2.870	0	0	0	0	0	2.870
402	99	00	00	Otros materiales y suministros	11.830	0	0	0	0	0	11.830
402	99	01	00	Otros materiales y suministros	11.830	0	0	0	0	0	11.830
403	**00**	**00**	**00**	**Servicios no personales**	**1.639.154**	**0**	**0**	**0**	**0**	0	**1.639.154**
403	06	00	00	Servicios de transporte y almacenaje	6.238	0	0	0	0	0	6.238
403	06	01	00	Fletes y embalajes	3.711	0	0	0	0	0	3.711
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.527	0	0	0	0	0	2.527
403	07	00	00	Servicios de información, impresión y relaciones públicas	70.407	0	0	0	0	0	70.407
403	07	02	00	Imprenta y reproducción	4.179	0	0	0	0	0	4.179
403	07	03	00	Relaciones sociales	20.089	0	0	0	0	0	20.089
403	07	04	00	Avisos	46.139	0	0	0	0	0	46.139
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	22.719	0	0	0	0	0	22.719
403	08	02	00	Comisiones y gastos bancarios	22.719	0	0	0	0	0	22.719
403	09	00	00	Viáticos y pasajes	508.776	0	0	0	0	0	508.776
403	09	01	00	Viáticos y pasajes dentro del país	508.776	0	0	0	0	0	508.776
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	148.267	0	0	0	0	0	148.267
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	23.806	0	0	0	0	0	23.806
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	7.651	0	0	0	0	0	7.651
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	116.810	0	0	0	0	0	116.810

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044018 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.310

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	137.164	0	0	0	0	0	137.164
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	137.164	0	0	0	0	0	137.164
403	18	00	00	Impuestos indirectos	653.114	0	0	0	0	0	653.114
403	18	01	00	Impuesto al valor agregado	653.114	0	0	0	0	0	653.114
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	85.916	0	0	0	0	0	85.916
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	85.916	0	0	0	0	0	85.916
403	99	00	00	Otros servicios no personales	6.553	0	0	0	0	0	6.553
403	99	01	00	Otros servicios no personales	6.553	0	0	0	0	0	6.553
404	**00**	**00**	**00**	**Activos reales**	**598.805**	**0**	**0**	**0**	**0**	0	**598.805**
404	01	00	00	Repuestos y reparaciones mayores	35.491	0	0	0	0	0	35.491
404	01	01	00	Repuestos mayores	35.491	0	0	0	0	0	35.491
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	6.769	0	0	0	0	0	6.769
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	28.722	0	0	0	0	0	28.722
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	88.889	0	0	0	0	0	88.889
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	56.775	0	0	0	0	0	56.775
404	03	05	00	Maquinaria y equipos industriales y de taller	32.114	0	0	0	0	0	32.114
404	04	00	00	Equipos de transporte, tracción y elevación	129.576	0	0	0	0	0	129.576
404	04	01	00	Vehiculos automotores terrestres	129.576	0	0	0	0	0	129.576
404	05	00	00	Equipos de comunicaciones y de señalamiento	8.265	0	0	0	0	0	8.265
404	05	01	00	Equipos de telecomunicaciones	8.265	0	0	0	0	0	8.265
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	12.048	0	0	0	0	0	12.048
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.692	0	0	0	0	0	6.692
404	07	03	00	Obras de arte	5.356	0	0	0	0	0	5.356
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	324.536	0	0	0	0	0	324.536

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044018 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 1.310

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	124.282	0	0	0	0	0	124.282
404	09	02	00	Equipos de computación	142.943	0	0	0	0	0	142.943
404	09	03	00	Mobiliario y equipos de alojamiento	56.100	0	0	0	0	0	56.100
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.211	0	0	0	0	0	1.211
				Totales	**73.611.266**	**0**	**0**	**0**	**0**	0	**73.611.266**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044019 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO SUCRE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.564

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**57.663.454**	**0**	**0**	**0**	**0**	0	**57.663.454**
401	01	00	00	Sueldos, salarios y otras retribuciones	30.657.518	0	0	0	0	0	30.657.518
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	24.449.678	0	0	0	0	0	24.449.678
401	01	03	00	Suplencias a empleados	2.325.517	0	0	0	0	0	2.325.517
401	01	08	00	Sueldo al personal en trámite de nombramiento	4.500	0	0	0	0	0	4.500
401	01	09	00	Remuneraciones al personal en período de disponibilidad	4.500	0	0	0	0	0	4.500
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.037.060	0	0	0	0	0	1.037.060
401	01	12	00	Salarios a obreros en puestos no permanentes	202.766	0	0	0	0	0	202.766
401	01	18	00	Remuneraciones al personal contratado	2.251.244	0	0	0	0	0	2.251.244
401	01	99	00	Otras retribuciones	382.253	0	0	0	0	0	382.253
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.803.821	0	0	0	0	0	1.803.821
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.657.451	0	0	0	0	0	1.657.451
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	146.370	0	0	0	0	0	146.370
401	03	00	00	Primas	4.243.516	0	0	0	0	0	4.243.516
401	03	01	00	Primas por mérito a empleados	801.843	0	0	0	0	0	801.843
401	03	02	00	Primas de transporte a empleados	11.076	0	0	0	0	0	11.076
401	03	08	00	Primas de profesionalización a empleados	132.670	0	0	0	0	0	132.670
401	03	09	00	Primas por antigüedad a empleados	3.245.351	0	0	0	0	0	3.245.351
401	03	16	00	Primas por mérito a obreros	16.457	0	0	0	0	0	16.457
401	03	19	00	Primas por hijos de obreros	36	0	0	0	0	0	36
401	03	21	00	Primas por antigüedad a obreros	36.083	0	0	0	0	0	36.083
401	04	00	00	Complementos de sueldos y salarios	574.772	0	0	0	0	0	574.772
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	171.977	0	0	0	0	0	171.977
401	04	03	00	Complemento a empleados por gastos de alimentación	4.361	0	0	0	0	0	4.361

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044019 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO SUCRE

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 1.564

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.919	0	0	0	0	0	1.919
401	04	16	00	Complemento a obreros por gastos de alimentación	805	0	0	0	0	0	805
401	04	19	00	Bono compensatorio de transporte a obreros	4.356	0	0	0	0	0	4.356
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	29.029	0	0	0	0	0	29.029
401	04	96	00	Otros complementos a empleados	310.627	0	0	0	0	0	310.627
401	04	97	00	Otros complementos a obreros	4.956	0	0	0	0	0	4.956
401	04	98	00	Otros complementos al personal contratado	46.742	0	0	0	0	0	46.742
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	14.712.794	0	0	0	0	0	14.712.794
401	05	01	00	Aguinaldos a empleados	10.194.406	0	0	0	0	0	10.194.406
401	05	03	00	Bono vacacional a empleados	2.940.413	0	0	0	0	0	2.940.413
401	05	04	00	Aguinaldos a obreros	374.276	0	0	0	0	0	374.276
401	05	06	00	Bono vacacional a obreros	182.574	0	0	0	0	0	182.574
401	05	07	00	Aguinaldos al personal contratado	801.954	0	0	0	0	0	801.954
401	05	08	00	Bono vacacional al personal contratado	219.171	0	0	0	0	0	219.171
401	06	00	00	Aportes patronales y legales	1.940.207	0	0	0	0	0	1.940.207
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	509.623	0	0	0	0	0	509.623
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	488.355	0	0	0	0	0	488.355
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	488.994	0	0	0	0	0	488.994
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	93.335	0	0	0	0	0	93.335
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	20.741	0	0	0	0	0	20.741
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	20.741	0	0	0	0	0	20.741
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	269.338	0	0	0	0	0	269.338
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	49.080	0	0	0	0	0	49.080

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044019 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO SUCRE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.564

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	3.730.826	0	0	0	0	0	3.730.826
401	07	02	00	Becas a empleados	30.274	0	0	0	0	0	30.274
401	07	03	00	Ayudas por matrimonio a empleados	1.231	0	0	0	0	0	1.231
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.363	0	0	0	0	0	2.363
401	07	05	00	Ayudas por defunción a empleados	742	0	0	0	0	0	742
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.612.034	0	0	0	0	0	2.612.034
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.863	0	0	0	0	0	1.863
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	176.777	0	0	0	0	0	176.777
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	242.190	0	0	0	0	0	242.190
401	07	18	00	Becas a obreros	1.967	0	0	0	0	0	1.967
401	07	19	00	Ayudas por matrimonio de obreros	152	0	0	0	0	0	152
401	07	20	00	Ayudas por nacimiento de hijos de obreros	152	0	0	0	0	0	152
401	07	21	00	Ayudas por defunción a obreros	403	0	0	0	0	0	403
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	206.930	0	0	0	0	0	206.930
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.150	0	0	0	0	0	1.150
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	18.223	0	0	0	0	0	18.223
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	14.375	0	0	0	0	0	14.375
401	07	96	00	Otras subvenciones a empleados	400.000	0	0	0	0	0	400.000
401	07	97	00	Otras subvenciones a obreros	20.000	0	0	0	0	0	20.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.474.072**	**0**	**0**	**0**	**0**	0	**1.474.072**
402	01	00	00	Productos alimenticios y agropecuarios	99.406	0	0	0	0	0	99.406
402	01	01	00	Alimentos y bebidas para personas	97.748	0	0	0	0	0	97.748
402	01	03	00	Productos agrícolas y pecuarios	1.658	0	0	0	0	0	1.658
402	02	00	00	Productos de minas, canteras y yacimientos	478	0	0	0	0	0	478

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044019 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO SUCRE

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 1.564

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	02	05	00	Piedra, arcilla, arena y tierra	478	0	0	0	0	0	478
402	03	00	00	Textiles y vestuarios	4.304	0	0	0	0	0	4.304
402	03	01	00	Textiles	3.188	0	0	0	0	0	3.188
402	03	02	00	Prendas de vestir	1.116	0	0	0	0	0	1.116
402	04	00	00	Productos de cuero y caucho	30.142	0	0	0	0	0	30.142
402	04	03	00	Cauchos y tripas para vehículos	30.142	0	0	0	0	0	30.142
402	05	00	00	Productos de papel, cartón e impresos	547.245	0	0	0	0	0	547.245
402	05	01	00	Pulpa de madera, papel y cartón	10.117	0	0	0	0	0	10.117
402	05	02	00	Envases y cajas de papel y cartón	1.594	0	0	0	0	0	1.594
402	05	03	00	Productos de papel y cartón para oficina	535.534	0	0	0	0	0	535.534
402	06	00	00	Productos químicos y derivados	74.069	0	0	0	0	0	74.069
402	06	01	00	Sustancias químicas y de uso industrial	273	0	0	0	0	0	273
402	06	02	00	Abonos, plaguicidas y otros	2.444	0	0	0	0	0	2.444
402	06	03	00	Tintas, pinturas y colorantes	37.206	0	0	0	0	0	37.206
402	06	04	00	Productos farmacéuticos y medicamentos	3.195	0	0	0	0	0	3.195
402	06	05	00	Productos de tocador	585	0	0	0	0	0	585
402	06	06	00	Combustibles y lubricantes	6.003	0	0	0	0	0	6.003
402	06	08	00	Productos plásticos	24.363	0	0	0	0	0	24.363
402	07	00	00	Productos minerales no metálicos	3.184	0	0	0	0	0	3.184
402	07	02	00	Vidrios y productos de vidrio	1.403	0	0	0	0	0	1.403
402	07	03	00	Productos de arcilla para construcción	911	0	0	0	0	0	911
402	07	04	00	Cemento, cal y yeso	870	0	0	0	0	0	870
402	08	00	00	Productos metálicos	67.379	0	0	0	0	0	67.379
402	08	01	00	Productos primarios de hierro y acero	816	0	0	0	0	0	816

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044019 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO SUCRE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.564

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	22.677	0	0	0	0	0	22.677
402	08	05	00	Materiales de orden público, seguridad y defensa	10.540	0	0	0	0	0	10.540
402	08	07	00	Material de señalamiento	2.967	0	0	0	0	0	2.967
402	08	09	00	Repuestos y accesorios para equipos de transporte	19.518	0	0	0	0	0	19.518
402	08	10	00	Repuestos y accesorios para otros equipos	8.408	0	0	0	0	0	8.408
402	08	99	00	Otros productos metálicos	2.453	0	0	0	0	0	2.453
402	10	00	00	Productos varios y útiles diversos	643.691	0	0	0	0	0	643.691
402	10	02	00	Materiales y útiles de limpieza y aseo	16.383	0	0	0	0	0	16.383
402	10	03	00	Utensilios de cocina y comedor	1.601	0	0	0	0	0	1.601
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.469	0	0	0	0	0	4.469
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	36.832	0	0	0	0	0	36.832
402	10	06	00	Condecoraciones, ofrendas y similares	4.972	0	0	0	0	0	4.972
402	10	07	00	Productos de seguridad en el trabajo	4.702	0	0	0	0	0	4.702
402	10	08	00	Materiales para equipos de computación	541.290	0	0	0	0	0	541.290
402	10	11	00	Materiales eléctricos	18.498	0	0	0	0	0	18.498
402	10	12	00	Materiales para instalaciones sanitarias	7.673	0	0	0	0	0	7.673
402	10	13	00	Materiales fotográficos	2.136	0	0	0	0	0	2.136
402	10	99	00	Otros productos y útiles diversos	5.135	0	0	0	0	0	5.135
402	99	00	00	Otros materiales y suministros	4.174	0	0	0	0	0	4.174
402	99	01	00	Otros materiales y suministros	4.174	0	0	0	0	0	4.174
403	**00**	**00**	**00**	**Servicios no personales**	**1.343.199**	**0**	**0**	**0**	**0**	0	**1.343.199**
403	06	00	00	Servicios de transporte y almacenaje	17.535	0	0	0	0	0	17.535
403	06	01	00	Fletes y embalajes	5.566	0	0	0	0	0	5.566
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	11.969	0	0	0	0	0	11.969

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044019 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO SUCRE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.564

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	19.670	0	0	0	0	0	19.670
403	07	02	00	Imprenta y reproducción	2.232	0	0	0	0	0	2.232
403	07	03	00	Relaciones sociales	9.979	0	0	0	0	0	9.979
403	07	04	00	Avisos	7.459	0	0	0	0	0	7.459
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.022	0	0	0	0	0	5.022
403	08	02	00	Comisiones y gastos bancarios	5.022	0	0	0	0	0	5.022
403	09	00	00	Viáticos y pasajes	304.347	0	0	0	0	0	304.347
403	09	01	00	Viáticos y pasajes dentro del país	304.347	0	0	0	0	0	304.347
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	231.034	0	0	0	0	0	231.034
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	48.808	0	0	0	0	0	48.808
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	22.954	0	0	0	0	0	22.954
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	159.272	0	0	0	0	0	159.272
403	12	00	00	Conservación y reparaciones menores de obras	205.987	0	0	0	0	0	205.987
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	205.987	0	0	0	0	0	205.987
403	18	00	00	Impuestos indirectos	492.770	0	0	0	0	0	492.770
403	18	01	00	Impuesto al valor agregado	492.770	0	0	0	0	0	492.770
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	55.123	0	0	0	0	0	55.123
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	55.123	0	0	0	0	0	55.123
403	99	00	00	Otros servicios no personales	11.711	0	0	0	0	0	11.711
403	99	01	00	Otros servicios no personales	11.711	0	0	0	0	0	11.711
404	**00**	**00**	**00**	**Activos reales**	**352.509**	**0**	**0**	**0**	**0**	0	**352.509**
404	01	00	00	Repuestos y reparaciones mayores	5.744	0	0	0	0	0	5.744
404	01	01	00	Repuestos mayores	5.744	0	0	0	0	0	5.744
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y	5.744	0	0	0	0	0	5.744

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044019 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO SUCRE

UNIDAD DE MEDIDA: DOTACIÓN **META:** 1.564

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO SUCRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				alojamiento							
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	18.818	0	0	0	0	0	18.818
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	8.405	0	0	0	0	0	8.405
404	03	05	00	Maquinaria y equipos industriales y de taller	10.413	0	0	0	0	0	10.413
404	04	00	00	Equipos de transporte, tracción y elevación	52.786	0	0	0	0	0	52.786
404	04	01	00	Vehículos automotores terrestres	51.830	0	0	0	0	0	51.830
404	04	05	00	Vehículos de tracción no motorizados	956	0	0	0	0	0	956
404	05	00	00	Equipos de comunicaciones y de señalamiento	26.158	0	0	0	0	0	26.158
404	05	01	00	Equipos de telecomunicaciones	26.158	0	0	0	0	0	26.158
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.484	0	0	0	0	0	3.484
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.484	0	0	0	0	0	3.484
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	13.963	0	0	0	0	0	13.963
404	07	01	00	Equipos científicos y de laboratorio	1.530	0	0	0	0	0	1.530
404	07	02	00	Equipos de enseñanza, deporte y recreación	4.463	0	0	0	0	0	4.463
404	07	03	00	Obras de arte	7.970	0	0	0	0	0	7.970
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	14.362	0	0	0	0	0	14.362
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	14.362	0	0	0	0	0	14.362
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	217.194	0	0	0	0	0	217.194
404	09	01	00	Mobiliario y equipos de oficina	59.864	0	0	0	0	0	59.864
404	09	02	00	Equipos de computación	83.865	0	0	0	0	0	83.865
404	09	03	00	Mobiliario y equipos de alojamiento	66.681	0	0	0	0	0	66.681
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	6.784	0	0	0	0	0	6.784
				Totales	**60.833.234**	**0**	**0**	**0**	**0**	0	**60.833.234**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 210044020 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 16.665

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**78.603.310**	**0**	**0**	**0**	**0**	0	**78.603.310**
401	01	00	00	Sueldos, salarios y otras retribuciones	39.948.704	0	0	0	0	0	39.948.704
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	34.514.750	0	0	0	0	0	34.514.750
401	01	03	00	Suplencias a empleados	1.036.787	0	0	0	0	0	1.036.787
401	01	08	00	Sueldo al personal en trámite de nombramiento	103.523	0	0	0	0	0	103.523
401	01	09	00	Remuneraciones al personal en período de disponibilidad	29.984	0	0	0	0	0	29.984
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	579.590	0	0	0	0	0	579.590
401	01	12	00	Salarios a obreros en puestos no permanentes	584.293	0	0	0	0	0	584.293
401	01	13	00	Suplencias a obreros	5.938	0	0	0	0	0	5.938
401	01	18	00	Remuneraciones al personal contratado	2.600.093	0	0	0	0	0	2.600.093
401	01	99	00	Otras retribuciones	493.746	0	0	0	0	0	493.746
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.920.738	0	0	0	0	0	1.920.738
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.858.694	0	0	0	0	0	1.858.694
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	62.044	0	0	0	0	0	62.044
401	03	00	00	Primas	7.170.612	0	0	0	0	0	7.170.612
401	03	01	00	Primas por mérito a empleados	1.105.964	0	0	0	0	0	1.105.964
401	03	02	00	Primas de transporte a empleados	44.889	0	0	0	0	0	44.889
401	03	08	00	Primas de profesionalización a empleados	297.651	0	0	0	0	0	297.651
401	03	09	00	Primas por antigüedad a empleados	5.535.843	0	0	0	0	0	5.535.843
401	03	16	00	Primas por mérito a obreros	96.541	0	0	0	0	0	96.541
401	03	17	00	Primas de transporte a obreros	15.579	0	0	0	0	0	15.579
401	03	19	00	Primas por hijos de obreros	461	0	0	0	0	0	461
401	03	21	00	Primas por antigüedad a obreros	73.684	0	0	0	0	0	73.684
401	04	00	00	Complementos de sueldos y salarios	437.298	0	0	0	0	0	437.298

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044020 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 16.665

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	41.919	0	0	0	0	0	41.919
401	04	03	00	Complemento a empleados por gastos de alimentación	23.000	0	0	0	0	0	23.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	567	0	0	0	0	0	567
401	04	19	00	Bono compensatorio de transporte a obreros	4.899	0	0	0	0	0	4.899
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	40.595	0	0	0	0	0	40.595
401	04	96	00	Otros complementos a empleados	230.133	0	0	0	0	0	230.133
401	04	97	00	Otros complementos a obreros	23.230	0	0	0	0	0	23.230
401	04	98	00	Otros complementos al personal contratado	72.955	0	0	0	0	0	72.955
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	18.426.453	0	0	0	0	0	18.426.453
401	05	01	00	Aguinaldos a empleados	14.198.652	0	0	0	0	0	14.198.652
401	05	03	00	Bono vacacional a empleados	2.639.196	0	0	0	0	0	2.639.196
401	05	04	00	Aguinaldos a obreros	210.115	0	0	0	0	0	210.115
401	05	06	00	Bono vacacional a obreros	102.495	0	0	0	0	0	102.495
401	05	07	00	Aguinaldos al personal contratado	1.002.537	0	0	0	0	0	1.002.537
401	05	08	00	Bono vacacional al personal contratado	273.458	0	0	0	0	0	273.458
401	06	00	00	Aportes patronales y legales	4.472.697	0	0	0	0	0	4.472.697
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.616.375	0	0	0	0	0	2.616.375
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	689.444	0	0	0	0	0	689.444
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	690.295	0	0	0	0	0	690.295
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	52.553	0	0	0	0	0	52.553
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	12.575	0	0	0	0	0	12.575
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	12.571	0	0	0	0	0	12.571
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	337.517	0	0	0	0	0	337.517

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044020 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 16.665

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	61.367	0	0	0	0	0	61.367
401	07	00	00	Asistencia socio-económica	6.226.808	0	0	0	0	0	6.226.808
401	07	02	00	Becas a empleados	21.375	0	0	0	0	0	21.375
401	07	03	00	Ayudas por matrimonio a empleados	2.338	0	0	0	0	0	2.338
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.827	0	0	0	0	0	1.827
401	07	05	00	Ayudas por defunción a empleados	1.150	0	0	0	0	0	1.150
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	4.509.678	0	0	0	0	0	4.509.678
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.300	0	0	0	0	0	2.300
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	561.716	0	0	0	0	0	561.716
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	373.290	0	0	0	0	0	373.290
401	07	18	00	Becas a obreros	11.155	0	0	0	0	0	11.155
401	07	19	00	Ayudas por matrimonio de obreros	177	0	0	0	0	0	177
401	07	20	00	Ayudas por nacimiento de hijos de obreros	177	0	0	0	0	0	177
401	07	21	00	Ayudas por defunción a obreros	690	0	0	0	0	0	690
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	129.715	0	0	0	0	0	129.715
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	5.000	0	0	0	0	0	5.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	17.250	0	0	0	0	0	17.250
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	8.970	0	0	0	0	0	8.970
401	07	96	00	Otras subvenciones a empleados	550.000	0	0	0	0	0	550.000
401	07	97	00	Otras subvenciones a obreros	30.000	0	0	0	0	0	30.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.932.043**	**0**	**0**	**0**	**0**	0	**1.932.043**
402	01	00	00	Productos alimenticios y agropecuarios	100.889	0	0	0	0	0	100.889
402	01	01	00	Alimentos y bebidas para personas	100.889	0	0	0	0	0	100.889
402	03	00	00	Textiles y vestuarios	12.698	0	0	0	0	0	12.698

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044020 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 16.665

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	12.698	0	0	0	0	0	12.698
402	04	00	00	Productos de cuero y caucho	22.613	0	0	0	0	0	22.613
402	04	03	00	Cauchos y tripas para vehículos	22.613	0	0	0	0	0	22.613
402	05	00	00	Productos de papel, cartón e impresos	545.434	0	0	0	0	0	545.434
402	05	01	00	Pulpa de madera, papel y cartón	66.960	0	0	0	0	0	66.960
402	05	03	00	Productos de papel y cartón para oficina	459.790	0	0	0	0	0	459.790
402	05	06	00	Productos de papel y cartón para computación	10.836	0	0	0	0	0	10.836
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.848	0	0	0	0	0	7.848
402	06	00	00	Productos químicos y derivados	106.985	0	0	0	0	0	106.985
402	06	01	00	Sustancias químicas y de uso industrial	780	0	0	0	0	0	780
402	06	02	00	Abonos, plaguicidas y otros	2.079	0	0	0	0	0	2.079
402	06	03	00	Tintas, pinturas y colorantes	62.001	0	0	0	0	0	62.001
402	06	05	00	Productos de tocador	1.561	0	0	0	0	0	1.561
402	06	06	00	Combustibles y lubricantes	9.570	0	0	0	0	0	9.570
402	06	08	00	Productos plásticos	30.994	0	0	0	0	0	30.994
402	07	00	00	Productos minerales no metálicos	5.533	0	0	0	0	0	5.533
402	07	02	00	Vidrios y productos de vidrio	4.678	0	0	0	0	0	4.678
402	07	04	00	Cemento, cal y yeso	855	0	0	0	0	0	855
402	08	00	00	Productos metálicos	54.000	0	0	0	0	0	54.000
402	08	01	00	Productos primarios de hierro y acero	651	0	0	0	0	0	651
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	29.052	0	0	0	0	0	29.052
402	08	07	00	Material de señalamiento	989	0	0	0	0	0	989
402	08	09	00	Repuestos y accesorios para equipos de transporte	6.333	0	0	0	0	0	6.333
402	08	10	00	Repuestos y accesorios para otros equipos	13.353	0	0	0	0	0	13.353

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044020 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 16.665

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	99	00	Otros productos metálicos	3.622	0	0	0	0	0	3.622
402	09	00	00	Productos de madera	703	0	0	0	0	0	703
402	09	01	00	Productos primarios de madera	703	0	0	0	0	0	703
402	10	00	00	Productos varios y útiles diversos	1.083.188	0	0	0	0	0	1.083.188
402	10	02	00	Materiales y útiles de limpieza y aseo	66.763	0	0	0	0	0	66.763
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	417	0	0	0	0	0	417
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	84.358	0	0	0	0	0	84.358
402	10	06	00	Condecoraciones, ofrendas y similares	7.740	0	0	0	0	0	7.740
402	10	07	00	Productos de seguridad en el trabajo	3.577	0	0	0	0	0	3.577
402	10	08	00	Materiales para equipos de computación	836.455	0	0	0	0	0	836.455
402	10	11	00	Materiales eléctricos	61.797	0	0	0	0	0	61.797
402	10	12	00	Materiales para instalaciones sanitarias	20.553	0	0	0	0	0	20.553
402	10	99	00	Otros productos y útiles diversos	1.528	0	0	0	0	0	1.528
403	**00**	**00**	**00**	**Servicios no personales**	**2.333.559**	**0**	**0**	**0**	**0**	0	**2.333.559**
403	06	00	00	Servicios de transporte y almacenaje	21.951	0	0	0	0	0	21.951
403	06	01	00	Fletes y embalajes	3.711	0	0	0	0	0	3.711
403	06	03	00	Estacionamiento	18.240	0	0	0	0	0	18.240
403	07	00	00	Servicios de información, impresión y relaciones públicas	71.890	0	0	0	0	0	71.890
403	07	02	00	Imprenta y reproducción	44.587	0	0	0	0	0	44.587
403	07	03	00	Relaciones sociales	15.544	0	0	0	0	0	15.544
403	07	04	00	Avisos	11.759	0	0	0	0	0	11.759
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.918	0	0	0	0	0	2.918
403	08	02	00	Comisiones y gastos bancarios	2.918	0	0	0	0	0	2.918
403	09	00	00	Viáticos y pasajes	346.678	0	0	0	0	0	346.678

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044020 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 16.665

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	346.678	0	0	0	0	0	346.678
403	10	00	00	Servicios profesionales y técnicos	20.403	0	0	0	0	0	20.403
403	10	99	00	Otros servicios profesionales y técnicos	20.403	0	0	0	0	0	20.403
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	292.161	0	0	0	0	0	292.161
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	87.553	0	0	0	0	0	87.553
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	8.926	0	0	0	0	0	8.926
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	189.306	0	0	0	0	0	189.306
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	6.376	0	0	0	0	0	6.376
403	12	00	00	Conservación y reparaciones menores de obras	728.091	0	0	0	0	0	728.091
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	728.091	0	0	0	0	0	728.091
403	15	00	00	Servicios fiscales	1.275	0	0	0	0	0	1.275
403	15	02	00	Tasas y otros derechos obligatorios	1.275	0	0	0	0	0	1.275
403	18	00	00	Impuestos indirectos	736.926	0	0	0	0	0	736.926
403	18	01	00	Impuesto al valor agregado	736.926	0	0	0	0	0	736.926
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	103.474	0	0	0	0	0	103.474
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	103.474	0	0	0	0	0	103.474
403	99	00	00	Otros servicios no personales	7.792	0	0	0	0	0	7.792
403	99	01	00	Otros servicios no personales	7.792	0	0	0	0	0	7.792
404	**00**	**00**	**00**	**Activos reales**	**629.800**	**0**	**0**	**0**	**0**	0	**629.800**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	92.790	0	0	0	0	0	92.790
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	84.322	0	0	0	0	0	84.322
404	03	05	00	Maquinaria y equipos industriales y de taller	8.468	0	0	0	0	0	8.468
404	05	00	00	Equipos de comunicaciones y de señalamiento	81.060	0	0	0	0	0	81.060
404	05	01	00	Equipos de telecomunicaciones	81.060	0	0	0	0	0	81.060

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044020 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO TÁCHIRA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 16.665

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TÁCHIRA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.309	0	0	0	0	0	3.309
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	3.309	0	0	0	0	0	3.309
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	8.091	0	0	0	0	0	8.091
404	07	02	00	Equipos de enseñanza, deporte y recreación	4.457	0	0	0	0	0	4.457
404	07	03	00	Obras de arte	2.678	0	0	0	0	0	2.678
404	07	06	00	Instrumentos musicales y equipos de audio	956	0	0	0	0	0	956
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	10.017	0	0	0	0	0	10.017
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	10.017	0	0	0	0	0	10.017
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	434.533	0	0	0	0	0	434.533
404	09	01	00	Mobiliario y equipos de oficina	192.444	0	0	0	0	0	192.444
404	09	02	00	Equipos de computación	121.567	0	0	0	0	0	121.567
404	09	03	00	Mobiliario y equipos de alojamiento	114.784	0	0	0	0	0	114.784
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	5.738	0	0	0	0	0	5.738
				Totales	**83.498.712**	**0**	**0**	**0**	**0**	0	**83.498.712**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044021 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.202

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**52.430.777**	**0**	**0**	**0**	**0**	0	**52.430.777**
401	01	00	00	Sueldos, salarios y otras retribuciones	26.154.311	0	0	0	0	0	26.154.311
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	20.584.701	0	0	0	0	0	20.584.701
401	01	03	00	Suplencias a empleados	1.229.209	0	0	0	0	0	1.229.209
401	01	08	00	Sueldo al personal en trámite de nombramiento	5.034	0	0	0	0	0	5.034
401	01	09	00	Remuneraciones al personal en período de disponibilidad	19.115	0	0	0	0	0	19.115
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	654.662	0	0	0	0	0	654.662
401	01	12	00	Salarios a obreros en puestos no permanentes	711.248	0	0	0	0	0	711.248
401	01	13	00	Suplencias a obreros	3.500	0	0	0	0	0	3.500
401	01	18	00	Remuneraciones al personal contratado	2.706.636	0	0	0	0	0	2.706.636
401	01	99	00	Otras retribuciones	240.206	0	0	0	0	0	240.206
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.544.215	0	0	0	0	0	1.544.215
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.451.234	0	0	0	0	0	1.451.234
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	92.981	0	0	0	0	0	92.981
401	03	00	00	Primas	4.754.150	0	0	0	0	0	4.754.150
401	03	01	00	Primas por mérito a empleados	669.837	0	0	0	0	0	669.837
401	03	02	00	Primas de transporte a empleados	21.653	0	0	0	0	0	21.653
401	03	08	00	Primas de profesionalización a empleados	212.749	0	0	0	0	0	212.749
401	03	09	00	Primas por antigüedad a empleados	3.677.520	0	0	0	0	0	3.677.520
401	03	16	00	Primas por mérito a obreros	86.673	0	0	0	0	0	86.673
401	03	17	00	Primas de transporte a obreros	193	0	0	0	0	0	193
401	03	19	00	Primas por hijos de obreros	288	0	0	0	0	0	288
401	03	21	00	Primas por antigüedad a obreros	85.237	0	0	0	0	0	85.237
401	04	00	00	Complementos de sueldos y salarios	203.355	0	0	0	0	0	203.355

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044021 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 2.202

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	40.250	0	0	0	0	0	40.250
401	04	03	00	Complemento a empleados por gastos de alimentación	2.875	0	0	0	0	0	2.875
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	403	0	0	0	0	0	403
401	04	16	00	Complemento a obreros por gastos de alimentación	1.150	0	0	0	0	0	1.150
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	2.230	0	0	0	0	0	2.230
401	04	96	00	Otros complementos a empleados	114.371	0	0	0	0	0	114.371
401	04	97	00	Otros complementos a obreros	1.265	0	0	0	0	0	1.265
401	04	98	00	Otros complementos al personal contratado	40.811	0	0	0	0	0	40.811
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	12.795.221	0	0	0	0	0	12.795.221
401	05	01	00	Aguinaldos a empleados	8.583.357	0	0	0	0	0	8.583.357
401	05	03	00	Bono vacacional a empleados	2.465.863	0	0	0	0	0	2.465.863
401	05	04	00	Aguinaldos a obreros	237.869	0	0	0	0	0	237.869
401	05	06	00	Bono vacacional a obreros	116.033	0	0	0	0	0	116.033
401	05	07	00	Aguinaldos al personal contratado	1.093.460	0	0	0	0	0	1.093.460
401	05	08	00	Bono vacacional al personal contratado	298.639	0	0	0	0	0	298.639
401	06	00	00	Aportes patronales y legales	2.913.273	0	0	0	0	0	2.913.273
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.564.119	0	0	0	0	0	1.564.119
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	411.163	0	0	0	0	0	411.163
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	411.694	0	0	0	0	0	411.694
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	63.469	0	0	0	0	0	63.469
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	14.105	0	0	0	0	0	14.105
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	13.713	0	0	0	0	0	13.713
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	368.085	0	0	0	0	0	368.085

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044021 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.202

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	66.925	0	0	0	0	0	66.925
401	07	00	00	Asistencia socio-económica	4.066.252	0	0	0	0	0	4.066.252
401	07	02	00	Becas a empleados	32.890	0	0	0	0	0	32.890
401	07	03	00	Ayudas por matrimonio a empleados	403	0	0	0	0	0	403
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.064	0	0	0	0	0	2.064
401	07	05	00	Ayudas por defunción a empleados	811	0	0	0	0	0	811
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.856.463	0	0	0	0	0	2.856.463
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	266.288	0	0	0	0	0	266.288
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	257.370	0	0	0	0	0	257.370
401	07	18	00	Becas a obreros	5.808	0	0	0	0	0	5.808
401	07	19	00	Ayudas por matrimonio de obreros	152	0	0	0	0	0	152
401	07	20	00	Ayudas por nacimiento de hijos de obreros	127	0	0	0	0	0	127
401	07	21	00	Ayudas por defunción a obreros	863	0	0	0	0	0	863
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	136.473	0	0	0	0	0	136.473
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	10.000	0	0	0	0	0	10.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	20.840	0	0	0	0	0	20.840
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	20.700	0	0	0	0	0	20.700
401	07	96	00	Otras subvenciones a empleados	410.000	0	0	0	0	0	410.000
401	07	97	00	Otras subvenciones a obreros	45.000	0	0	0	0	0	45.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.134.226**	**0**	**0**	**0**	**0**	0	**1.134.226**
402	01	00	00	Productos alimenticios y agropecuarios	86.996	0	0	0	0	0	86.996
402	01	01	00	Alimentos y bebidas para personas	85.045	0	0	0	0	0	85.045
402	01	03	00	Productos agrícolas y pecuarios	1.951	0	0	0	0	0	1.951
402	02	00	00	Productos de minas, canteras y yacimientos	956	0	0	0	0	0	956

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044021 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 2.202

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	02	05	00	Piedra, arcilla, arena y tierra	956	0	0	0	0	0	956
402	03	00	00	Textiles y vestuarios	5.932	0	0	0	0	0	5.932
402	03	01	00	Textiles	3.642	0	0	0	0	0	3.642
402	03	02	00	Prendas de vestir	2.290	0	0	0	0	0	2.290
402	04	00	00	Productos de cuero y caucho	22.707	0	0	0	0	0	22.707
402	04	02	00	Productos de cuero y sucedáneos del cuero	4.185	0	0	0	0	0	4.185
402	04	03	00	Cauchos y tripas para vehículos	18.522	0	0	0	0	0	18.522
402	05	00	00	Productos de papel, cartón e impresos	455.650	0	0	0	0	0	455.650
402	05	01	00	Pulpa de madera, papel y cartón	16.178	0	0	0	0	0	16.178
402	05	02	00	Envases y cajas de papel y cartón	5.561	0	0	0	0	0	5.561
402	05	03	00	Productos de papel y cartón para oficina	406.165	0	0	0	0	0	406.165
402	05	04	00	Libros, revistas y periódicos	662	0	0	0	0	0	662
402	05	06	00	Productos de papel y cartón para computación	7.333	0	0	0	0	0	7.333
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	19.751	0	0	0	0	0	19.751
402	06	00	00	Productos químicos y derivados	122.660	0	0	0	0	0	122.660
402	06	01	00	Sustancias químicas y de uso industrial	3.334	0	0	0	0	0	3.334
402	06	02	00	Abonos, plaguicidas y otros	7.597	0	0	0	0	0	7.597
402	06	03	00	Tintas, pinturas y colorantes	57.414	0	0	0	0	0	57.414
402	06	05	00	Productos de tocador	5.621	0	0	0	0	0	5.621
402	06	06	00	Combustibles y lubricantes	28.005	0	0	0	0	0	28.005
402	06	07	00	Productos diversos derivados del petróleo y del carbón	4.061	0	0	0	0	0	4.061
402	06	08	00	Productos plásticos	16.628	0	0	0	0	0	16.628
402	07	00	00	Productos minerales no metálicos	12.921	0	0	0	0	0	12.921
402	07	01	00	Productos de barro, loza y porcelana	1.935	0	0	0	0	0	1.935

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044021 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.202

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	02	00	Vidrios y productos de vidrio	4.211	0	0	0	0	0	4.211
402	07	03	00	Productos de arcilla para construcción	4.263	0	0	0	0	0	4.263
402	07	04	00	Cemento, cal y yeso	2.512	0	0	0	0	0	2.512
402	08	00	00	Productos metálicos	75.467	0	0	0	0	0	75.467
402	08	01	00	Productos primarios de hierro y acero	892	0	0	0	0	0	892
402	08	02	00	Productos de metales no ferrosos	1.117	0	0	0	0	0	1.117
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	11.574	0	0	0	0	0	11.574
402	08	07	00	Material de señalamiento	4.445	0	0	0	0	0	4.445
402	08	09	00	Repuestos y accesorios para equipos de transporte	51.135	0	0	0	0	0	51.135
402	08	99	00	Otros productos metálicos	6.304	0	0	0	0	0	6.304
402	09	00	00	Productos de madera	3.443	0	0	0	0	0	3.443
402	09	01	00	Productos primarios de madera	1.020	0	0	0	0	0	1.020
402	09	02	00	Muebles y accesorios de madera para edificaciones	2.423	0	0	0	0	0	2.423
402	10	00	00	Productos varios y útiles diversos	347.494	0	0	0	0	0	347.494
402	10	02	00	Materiales y útiles de limpieza y aseo	19.887	0	0	0	0	0	19.887
402	10	03	00	Utensilios de cocina y comedor	1.239	0	0	0	0	0	1.239
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	63.966	0	0	0	0	0	63.966
402	10	06	00	Condecoraciones, ofrendas y similares	6.011	0	0	0	0	0	6.011
402	10	07	00	Productos de seguridad en el trabajo	5.452	0	0	0	0	0	5.452
402	10	08	00	Materiales para equipos de computación	166.220	0	0	0	0	0	166.220
402	10	11	00	Materiales eléctricos	57.291	0	0	0	0	0	57.291
402	10	12	00	Materiales para instalaciones sanitarias	17.538	0	0	0	0	0	17.538
402	10	99	00	Otros productos y útiles diversos	9.890	0	0	0	0	0	9.890
403	**00**	**00**	**00**	**Servicios no personales**	**1.318.520**	**0**	**0**	**0**	**0**	0	**1.318.520**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044021 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.202

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	00	00	Servicios de transporte y almacenaje	3.711	0	0	0	0	0	3.711
403	06	01	00	Fletes y embalajes	3.711	0	0	0	0	0	3.711
403	07	00	00	Servicios de información, impresión y relaciones públicas	38.672	0	0	0	0	0	38.672
403	07	02	00	Imprenta y reproducción	6.390	0	0	0	0	0	6.390
403	07	03	00	Relaciones sociales	15.623	0	0	0	0	0	15.623
403	07	04	00	Avisos	16.659	0	0	0	0	0	16.659
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	14.732	0	0	0	0	0	14.732
403	08	02	00	Comisiones y gastos bancarios	14.732	0	0	0	0	0	14.732
403	09	00	00	Viáticos y pasajes	245.787	0	0	0	0	0	245.787
403	09	01	00	Viáticos y pasajes dentro del país	245.787	0	0	0	0	0	245.787
403	10	00	00	Servicios profesionales y técnicos	22.870	0	0	0	0	0	22.870
403	10	09	00	Servicios de lavandería y tintorería	1.530	0	0	0	0	0	1.530
403	10	99	00	Otros servicios profesionales y técnicos	21.340	0	0	0	0	0	21.340
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	100.985	0	0	0	0	0	100.985
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	39.817	0	0	0	0	0	39.817
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	9.564	0	0	0	0	0	9.564
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	11.610	0	0	0	0	0	11.610
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	39.994	0	0	0	0	0	39.994
403	12	00	00	Conservación y reparaciones menores de obras	363.664	0	0	0	0	0	363.664
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	363.664	0	0	0	0	0	363.664
403	15	00	00	Servicios fiscales	2.550	0	0	0	0	0	2.550
403	15	02	00	Tasas y otros derechos obligatorios	2.550	0	0	0	0	0	2.550
403	18	00	00	Impuestos indirectos	445.127	0	0	0	0	0	445.127

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 210044021 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.202

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	445.127	0	0	0	0	0	445.127
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	75.738	0	0	0	0	0	75.738
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	75.738	0	0	0	0	0	75.738
403	99	00	00	Otros servicios no personales	4.684	0	0	0	0	0	4.684
403	99	01	00	Otros servicios no personales	4.684	0	0	0	0	0	4.684
404	**00**	**00**	**00**	**Activos reales**	**237.310**	**0**	**0**	**0**	**0**	0	**237.310**
404	01	00	00	Repuestos y reparaciones mayores	27.656	0	0	0	0	0	27.656
404	01	01	00	Repuestos mayores	27.656	0	0	0	0	0	27.656
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	12.625	0	0	0	0	0	12.625
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	15.031	0	0	0	0	0	15.031
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	29.856	0	0	0	0	0	29.856
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	3.826	0	0	0	0	0	3.826
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	13.645	0	0	0	0	0	13.645
404	03	05	00	Maquinaria y equipos industriales y de taller	12.385	0	0	0	0	0	12.385
404	04	00	00	Equipos de transporte, tracción y elevación	494	0	0	0	0	0	494
404	04	05	00	Vehículos de tracción no motorizados	494	0	0	0	0	0	494
404	05	00	00	Equipos de comunicaciones y de señalamiento	9.169	0	0	0	0	0	9.169
404	05	01	00	Equipos de telecomunicaciones	9.169	0	0	0	0	0	9.169
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	18.200	0	0	0	0	0	18.200
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.230	0	0	0	0	0	10.230
404	07	03	00	Obras de arte	7.970	0	0	0	0	0	7.970
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	9.350	0	0	0	0	0	9.350
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	9.350	0	0	0	0	0	9.350
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	142.585	0	0	0	0	0	142.585

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044021 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 2.202

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	24.924	0	0	0	0	0	24.924
404	09	02	00	Equipos de computación	48.264	0	0	0	0	0	48.264
404	09	03	00	Mobiliario y equipos de alojamiento	57.920	0	0	0	0	0	57.920
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	11.477	0	0	0	0	0	11.477
				Totales	**55.120.833**	**0**	**0**	**0**	**0**	0	**55.120.833**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044022 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO VARGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 204

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**41.332.913**	**0**	**0**	**0**	**0**	0	**41.332.913**
401	01	00	00	Sueldos, salarios y otras retribuciones	20.738.006	0	0	0	0	0	20.738.006
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	18.090.093	0	0	0	0	0	18.090.093
401	01	03	00	Suplencias a empleados	1.157.959	0	0	0	0	0	1.157.959
401	01	08	00	Sueldo al personal en trámite de nombramiento	4.500	0	0	0	0	0	4.500
401	01	09	00	Remuneraciones al personal en período de disponibilidad	4.500	0	0	0	0	0	4.500
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	382.801	0	0	0	0	0	382.801
401	01	12	00	Salarios a obreros en puestos no permanentes	22.688	0	0	0	0	0	22.688
401	01	18	00	Remuneraciones al personal contratado	1.054.565	0	0	0	0	0	1.054.565
401	01	99	00	Otras retribuciones	20.900	0	0	0	0	0	20.900
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.197.481	0	0	0	0	0	1.197.481
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.162.310	0	0	0	0	0	1.162.310
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	35.171	0	0	0	0	0	35.171
401	03	00	00	Primas	4.033.056	0	0	0	0	0	4.033.056
401	03	01	00	Primas por mérito a empleados	590.735	0	0	0	0	0	590.735
401	03	02	00	Primas de transporte a empleados	11.076	0	0	0	0	0	11.076
401	03	08	00	Primas de profesionalización a empleados	132.670	0	0	0	0	0	132.670
401	03	09	00	Primas por antigüedad a empleados	3.245.351	0	0	0	0	0	3.245.351
401	03	16	00	Primas por mérito a obreros	16.457	0	0	0	0	0	16.457
401	03	17	00	Primas de transporte a obreros	648	0	0	0	0	0	648
401	03	19	00	Primas por hijos de obreros	36	0	0	0	0	0	36
401	03	21	00	Primas por antigüedad a obreros	36.083	0	0	0	0	0	36.083
401	04	00	00	Complementos de sueldos y salarios	547.233	0	0	0	0	0	547.233
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	171.978	0	0	0	0	0	171.978

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044022 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO VARGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 204

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	6.624	0	0	0	0	0	6.624
401	04	16	00	Complemento a obreros por gastos de alimentación	6.624	0	0	0	0	0	6.624
401	04	19	00	Bono compensatorio de transporte a obreros	1.097	0	0	0	0	0	1.097
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	7.015	0	0	0	0	0	7.015
401	04	96	00	Otros complementos a empleados	345.366	0	0	0	0	0	345.366
401	04	97	00	Otros complementos a obreros	1.514	0	0	0	0	0	1.514
401	04	98	00	Otros complementos al personal contratado	7.015	0	0	0	0	0	7.015
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.322.829	0	0	0	0	0	9.322.829
401	05	01	00	Aguinaldos a empleados	7.571.732	0	0	0	0	0	7.571.732
401	05	03	00	Bono vacacional a empleados	1.108.474	0	0	0	0	0	1.108.474
401	05	04	00	Aguinaldos a obreros	130.903	0	0	0	0	0	130.903
401	05	06	00	Bono vacacional a obreros	63.855	0	0	0	0	0	63.855
401	05	07	00	Aguinaldos al personal contratado	351.950	0	0	0	0	0	351.950
401	05	08	00	Bono vacacional al personal contratado	95.915	0	0	0	0	0	95.915
401	06	00	00	Aportes patronales y legales	2.269.141	0	0	0	0	0	2.269.141
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.357.469	0	0	0	0	0	1.357.469
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	361.270	0	0	0	0	0	361.270
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	361.802	0	0	0	0	0	361.802
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	34.452	0	0	0	0	0	34.452
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	7.656	0	0	0	0	0	7.656
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	7.656	0	0	0	0	0	7.656
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	117.291	0	0	0	0	0	117.291
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	21.545	0	0	0	0	0	21.545

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044022 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO VARGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 204

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	3.225.167	0	0	0	0	0	3.225.167
401	07	02	00	Becas a empleados	10.350	0	0	0	0	0	10.350
401	07	03	00	Ayudas por matrimonio a empleados	863	0	0	0	0	0	863
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.812	0	0	0	0	0	1.812
401	07	05	00	Ayudas por defunción a empleados	559	0	0	0	0	0	559
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.371.490	0	0	0	0	0	2.371.490
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	259.742	0	0	0	0	0	259.742
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	164.220	0	0	0	0	0	164.220
401	07	18	00	Becas a obreros	115	0	0	0	0	0	115
401	07	19	00	Ayudas por matrimonio de obreros	101	0	0	0	0	0	101
401	07	20	00	Ayudas por nacimiento de hijos de obreros	127	0	0	0	0	0	127
401	07	21	00	Ayudas por defunción a obreros	1.150	0	0	0	0	0	1.150
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	75.991	0	0	0	0	0	75.991
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.817	0	0	0	0	0	5.817
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	4.830	0	0	0	0	0	4.830
401	07	96	00	Otras subvenciones a empleados	310.000	0	0	0	0	0	310.000
401	07	97	00	Otras subvenciones a obreros	18.000	0	0	0	0	0	18.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.300.758**	**0**	**0**	**0**	**0**	0	**1.300.758**
402	01	00	00	Productos alimenticios y agropecuarios	132.520	0	0	0	0	0	132.520
402	01	01	00	Alimentos y bebidas para personas	131.814	0	0	0	0	0	131.814
402	01	03	00	Productos agrícolas y pecuarios	706	0	0	0	0	0	706
402	03	00	00	Textiles y vestuarios	1.256	0	0	0	0	0	1.256
402	03	01	00	Textiles	319	0	0	0	0	0	319
402	03	02	00	Prendas de vestir	937	0	0	0	0	0	937

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044022 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO VARGAS

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 204

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	00	00	Productos de cuero y caucho	3.486	0	0	0	0	0	3.486
402	04	03	00	Cauchos y tripas para vehículos	3.486	0	0	0	0	0	3.486
402	05	00	00	Productos de papel, cartón e impresos	456.460	0	0	0	0	0	456.460
402	05	01	00	Pulpa de madera, papel y cartón	121.602	0	0	0	0	0	121.602
402	05	02	00	Envases y cajas de papel y cartón	749	0	0	0	0	0	749
402	05	03	00	Productos de papel y cartón para oficina	322.747	0	0	0	0	0	322.747
402	05	04	00	Libros, revistas y periódicos	542	0	0	0	0	0	542
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.820	0	0	0	0	0	10.820
402	06	00	00	Productos químicos y derivados	105.235	0	0	0	0	0	105.235
402	06	02	00	Abonos, plaguicidas y otros	677	0	0	0	0	0	677
402	06	03	00	Tintas, pinturas y colorantes	67.252	0	0	0	0	0	67.252
402	06	04	00	Productos farmacéuticos y medicamentos	764	0	0	0	0	0	764
402	06	05	00	Productos de tocador	516	0	0	0	0	0	516
402	06	06	00	Combustibles y lubricantes	7.393	0	0	0	0	0	7.393
402	06	08	00	Productos plásticos	28.633	0	0	0	0	0	28.633
402	07	00	00	Productos minerales no metálicos	1.122	0	0	0	0	0	1.122
402	07	04	00	Cemento, cal y yeso	1.122	0	0	0	0	0	1.122
402	08	00	00	Productos metálicos	59.575	0	0	0	0	0	59.575
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	23.907	0	0	0	0	0	23.907
402	08	05	00	Materiales de orden público, seguridad y defensa	1.690	0	0	0	0	0	1.690
402	08	07	00	Material de señalamiento	651	0	0	0	0	0	651
402	08	09	00	Repuestos y accesorios para equipos de transporte	23.899	0	0	0	0	0	23.899
402	08	99	00	Otros productos metálicos	9.428	0	0	0	0	0	9.428
402	09	00	00	Productos de madera	1.817	0	0	0	0	0	1.817

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044022 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO VARGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 204

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.817	0	0	0	0	0	1.817
402	10	00	00	Productos varios y útiles diversos	530.912	0	0	0	0	0	530.912
402	10	01	00	Artículos de deporte, recreación y juguetes	1.457	0	0	0	0	0	1.457
402	10	02	00	Materiales y útiles de limpieza y aseo	17.129	0	0	0	0	0	17.129
402	10	03	00	Utensilios de cocina y comedor	485	0	0	0	0	0	485
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	3.437	0	0	0	0	0	3.437
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	73.334	0	0	0	0	0	73.334
402	10	06	00	Condecoraciones, ofrendas y similares	2.260	0	0	0	0	0	2.260
402	10	07	00	Productos de seguridad en el trabajo	1.004	0	0	0	0	0	1.004
402	10	08	00	Materiales para equipos de computación	367.897	0	0	0	0	0	367.897
402	10	11	00	Materiales eléctricos	40.449	0	0	0	0	0	40.449
402	10	12	00	Materiales para instalaciones sanitarias	10.609	0	0	0	0	0	10.609
402	10	99	00	Otros productos y útiles diversos	12.851	0	0	0	0	0	12.851
402	99	00	00	Otros materiales y suministros	8.375	0	0	0	0	0	8.375
402	99	01	00	Otros materiales y suministros	8.375	0	0	0	0	0	8.375
403	**00**	**00**	**00**	**Servicios no personales**	**1.282.578**	**0**	**0**	**0**	**0**	0	**1.282.578**
403	01	00	00	Alquileres de inmuebles	5.729	0	0	0	0	0	5.729
403	01	01	00	Alquileres de edificios y locales	5.729	0	0	0	0	0	5.729
403	02	00	00	Alquileres de maquinaria y equipos	7.740	0	0	0	0	0	7.740
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	7.740	0	0	0	0	0	7.740
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.548	0	0	0	0	0	15.548
403	07	02	00	Imprenta y reproducción	5.180	0	0	0	0	0	5.180
403	07	03	00	Relaciones sociales	6.695	0	0	0	0	0	6.695
403	07	04	00	Avisos	3.673	0	0	0	0	0	3.673

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 210044022 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO VARGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 204

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	861	0	0	0	0	0	861
403	08	02	00	Comisiones y gastos bancarios	861	0	0	0	0	0	861
403	09	00	00	Viáticos y pasajes	74.798	0	0	0	0	0	74.798
403	09	01	00	Viáticos y pasajes dentro del país	74.798	0	0	0	0	0	74.798
403	10	00	00	Servicios profesionales y técnicos	3.507	0	0	0	0	0	3.507
403	10	99	00	Otros servicios profesionales y técnicos	3.507	0	0	0	0	0	3.507
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	419.131	0	0	0	0	0	419.131
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	70.799	0	0	0	0	0	70.799
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	15.480	0	0	0	0	0	15.480
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	320.100	0	0	0	0	0	320.100
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	12.752	0	0	0	0	0	12.752
403	12	00	00	Conservación y reparaciones menores de obras	296.465	0	0	0	0	0	296.465
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	296.465	0	0	0	0	0	296.465
403	18	00	00	Impuestos indirectos	396.935	0	0	0	0	0	396.935
403	18	01	00	Impuesto al valor agregado	396.935	0	0	0	0	0	396.935
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	57.180	0	0	0	0	0	57.180
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	57.180	0	0	0	0	0	57.180
403	99	00	00	Otros servicios no personales	4.684	0	0	0	0	0	4.684
403	99	01	00	Otros servicios no personales	4.684	0	0	0	0	0	4.684
404	**00**	**00**	**00**	**Activos reales**	**110.936**	**0**	**0**	**0**	**0**	0	**110.936**
404	01	00	00	Repuestos y reparaciones mayores	17.554	0	0	0	0	0	17.554
404	01	01	00	Repuestos mayores	17.554	0	0	0	0	0	17.554
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	17.554	0	0	0	0	0	17.554

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044022 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO VARGAS

UNIDAD DE MEDIDA: DOTACIÓN **META:** 204

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO VARGAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	00	00	Equipos de transporte, tracción y elevación	46.844	0	0	0	0	0	46.844
404	04	01	00	Vehículos automotores terrestres	46.844	0	0	0	0	0	46.844
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.517	0	0	0	0	0	6.517
404	05	01	00	Equipos de telecomunicaciones	6.517	0	0	0	0	0	6.517
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	40.021	0	0	0	0	0	40.021
404	09	01	00	Mobiliario y equipos de oficina	13.951	0	0	0	0	0	13.951
404	09	02	00	Equipos de computación	9.978	0	0	0	0	0	9.978
404	09	03	00	Mobiliario y equipos de alojamiento	9.308	0	0	0	0	0	9.308
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	6.784	0	0	0	0	0	6.784
				Totales	**44.027.185**	**0**	**0**	**0**	**0**	0	**44.027.185**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044023 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO YARACUY

UNIDAD DE MEDIDA: DOTACIÓN **META:** 726

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**43.757.051**	**0**	**0**	**0**	**0**	0	**43.757.051**
401	01	00	00	Sueldos, salarios y otras retribuciones	21.953.394	0	0	0	0	0	21.953.394
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	18.335.743	0	0	0	0	0	18.335.743
401	01	03	00	Suplencias a empleados	1.200.000	0	0	0	0	0	1.200.000
401	01	08	00	Sueldo al personal en trámite de nombramiento	18.263	0	0	0	0	0	18.263
401	01	09	00	Remuneraciones al personal en período de disponibilidad	16.153	0	0	0	0	0	16.153
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	481.628	0	0	0	0	0	481.628
401	01	12	00	Salarios a obreros en puestos no permanentes	360.154	0	0	0	0	0	360.154
401	01	13	00	Suplencias a obreros	16.566	0	0	0	0	0	16.566
401	01	18	00	Remuneraciones al personal contratado	1.476.072	0	0	0	0	0	1.476.072
401	01	99	00	Otras retribuciones	48.815	0	0	0	0	0	48.815
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.067.571	0	0	0	0	0	1.067.571
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.017.879	0	0	0	0	0	1.017.879
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	49.692	0	0	0	0	0	49.692
401	03	00	00	Primas	3.901.824	0	0	0	0	0	3.901.824
401	03	01	00	Primas por mérito a empleados	584.989	0	0	0	0	0	584.989
401	03	02	00	Primas de transporte a empleados	8.050	0	0	0	0	0	8.050
401	03	08	00	Primas de profesionalización a empleados	176.412	0	0	0	0	0	176.412
401	03	09	00	Primas por antigüedad a empleados	2.982.917	0	0	0	0	0	2.982.917
401	03	16	00	Primas por mérito a obreros	53.482	0	0	0	0	0	53.482
401	03	17	00	Primas de transporte a obreros	15.024	0	0	0	0	0	15.024
401	03	19	00	Primas por hijos de obreros	6.440	0	0	0	0	0	6.440
401	03	21	00	Primas por antigüedad a obreros	74.510	0	0	0	0	0	74.510
401	04	00	00	Complementos de sueldos y salarios	294.463	0	0	0	0	0	294.463

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044023 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO YARACUY

UNIDAD DE MEDIDA: DOTACIÓN **META:** 726

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	8.148	0	0	0	0	0	8.148
401	04	03	00	Complemento a empleados por gastos de alimentación	2.300	0	0	0	0	0	2.300
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	10.052	0	0	0	0	0	10.052
401	04	16	00	Complemento a obreros por gastos de alimentación	11.032	0	0	0	0	0	11.032
401	04	19	00	Bono compensatorio de transporte a obreros	11.007	0	0	0	0	0	11.007
401	04	96	00	Otros complementos a empleados	220.468	0	0	0	0	0	220.468
401	04	97	00	Otros complementos a obreros	13.483	0	0	0	0	0	13.483
401	04	98	00	Otros complementos al personal contratado	17.973	0	0	0	0	0	17.973
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	10.698.678	0	0	0	0	0	10.698.678
401	05	01	00	Aguinaldos a empleados	7.508.302	0	0	0	0	0	7.508.302
401	05	03	00	Bono vacacional a empleados	2.155.412	0	0	0	0	0	2.155.412
401	05	04	00	Aguinaldos a obreros	182.438	0	0	0	0	0	182.438
401	05	06	00	Bono vacacional a obreros	88.993	0	0	0	0	0	88.993
401	05	07	00	Aguinaldos al personal contratado	599.944	0	0	0	0	0	599.944
401	05	08	00	Bono vacacional al personal contratado	163.589	0	0	0	0	0	163.589
401	06	00	00	Aportes patronales y legales	2.398.572	0	0	0	0	0	2.398.572
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.365.168	0	0	0	0	0	1.365.168
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	365.970	0	0	0	0	0	365.970
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	366.715	0	0	0	0	0	366.715
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	43.347	0	0	0	0	0	43.347
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	9.633	0	0	0	0	0	9.633
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	9.632	0	0	0	0	0	9.632
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	201.382	0	0	0	0	0	201.382
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	36.725	0	0	0	0	0	36.725

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044023 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO YARACUY

UNIDAD DE MEDIDA: DOTACIÓN **META:** 726

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	3.442.549	0	0	0	0	0	3.442.549
401	07	02	00	Becas a empleados	57.500	0	0	0	0	0	57.500
401	07	03	00	Ayudas por matrimonio a empleados	1.231	0	0	0	0	0	1.231
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.352	0	0	0	0	0	1.352
401	07	05	00	Ayudas por defunción a empleados	2.340	0	0	0	0	0	2.340
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.413.775	0	0	0	0	0	2.413.775
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	8.625	0	0	0	0	0	8.625
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	268.260	0	0	0	0	0	268.260
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	205.620	0	0	0	0	0	205.620
401	07	18	00	Becas a obreros	17.250	0	0	0	0	0	17.250
401	07	19	00	Ayudas por matrimonio de obreros	101	0	0	0	0	0	101
401	07	20	00	Ayudas por nacimiento de hijos de obreros	101	0	0	0	0	0	101
401	07	21	00	Ayudas por defunción a obreros	1.553	0	0	0	0	0	1.553
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	97.614	0	0	0	0	0	97.614
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	1.725	0	0	0	0	0	1.725
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	5.772	0	0	0	0	0	5.772
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	11.730	0	0	0	0	0	11.730
401	07	96	00	Otras subvenciones a empleados	310.000	0	0	0	0	0	310.000
401	07	97	00	Otras subvenciones a obreros	38.000	0	0	0	0	0	38.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**1.303.546**	**0**	**0**	**0**	**0**	0	**1.303.546**
402	01	00	00	Productos alimenticios y agropecuarios	216.822	0	0	0	0	0	216.822
402	01	01	00	Alimentos y bebidas para personas	216.822	0	0	0	0	0	216.822
402	03	00	00	Textiles y vestuarios	11.216	0	0	0	0	0	11.216
402	03	01	00	Textiles	5.752	0	0	0	0	0	5.752

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044023 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO YARACUY

UNIDAD DE MEDIDA: DOTACIÓN **META:** 726

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	02	00	Prendas de vestir	5.464	0	0	0	0	0	5.464
402	04	00	00	Productos de cuero y caucho	46.609	0	0	0	0	0	46.609
402	04	03	00	Cauchos y tripas para vehículos	46.609	0	0	0	0	0	46.609
402	05	00	00	Productos de papel, cartón e impresos	288.345	0	0	0	0	0	288.345
402	05	01	00	Pulpa de madera, papel y cartón	44.936	0	0	0	0	0	44.936
402	05	02	00	Envases y cajas de papel y cartón	10.201	0	0	0	0	0	10.201
402	05	03	00	Productos de papel y cartón para oficina	223.323	0	0	0	0	0	223.323
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	9.885	0	0	0	0	0	9.885
402	06	00	00	Productos químicos y derivados	118.012	0	0	0	0	0	118.012
402	06	01	00	Sustancias químicas y de uso industrial	820	0	0	0	0	0	820
402	06	02	00	Abonos, plaguicidas y otros	3.121	0	0	0	0	0	3.121
402	06	03	00	Tintas, pinturas y colorantes	35.903	0	0	0	0	0	35.903
402	06	04	00	Productos farmacéuticos y medicamentos	22.135	0	0	0	0	0	22.135
402	06	05	00	Productos de tocador	5.137	0	0	0	0	0	5.137
402	06	06	00	Combustibles y lubricantes	8.116	0	0	0	0	0	8.116
402	06	08	00	Productos plásticos	42.780	0	0	0	0	0	42.780
402	07	00	00	Productos minerales no metálicos	1.637	0	0	0	0	0	1.637
402	07	02	00	Vidrios y productos de vidrio	1.637	0	0	0	0	0	1.637
402	08	00	00	Productos metálicos	82.482	0	0	0	0	0	82.482
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	25.807	0	0	0	0	0	25.807
402	08	05	00	Materiales de orden público, seguridad y defensa	1.718	0	0	0	0	0	1.718
402	08	07	00	Material de señalamiento	3.368	0	0	0	0	0	3.368
402	08	09	00	Repuestos y accesorios para equipos de transporte	19.997	0	0	0	0	0	19.997
402	08	10	00	Repuestos y accesorios para otros equipos	28.225	0	0	0	0	0	28.225

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044023 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO YARACUY

UNIDAD DE MEDIDA: DOTACIÓN **META:** 726

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	99	00	Otros productos metálicos	3.367	0	0	0	0	0	3.367
402	09	00	00	Productos de madera	1.613	0	0	0	0	0	1.613
402	09	01	00	Productos primarios de madera	1.613	0	0	0	0	0	1.613
402	10	00	00	Productos varios y útiles diversos	536.810	0	0	0	0	0	536.810
402	10	02	00	Materiales y útiles de limpieza y aseo	43.935	0	0	0	0	0	43.935
402	10	03	00	Utensilios de cocina y comedor	696	0	0	0	0	0	696
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	6.895	0	0	0	0	0	6.895
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	103.330	0	0	0	0	0	103.330
402	10	06	00	Condecoraciones, ofrendas y similares	15.577	0	0	0	0	0	15.577
402	10	07	00	Productos de seguridad en el trabajo	19.664	0	0	0	0	0	19.664
402	10	08	00	Materiales para equipos de computación	278.955	0	0	0	0	0	278.955
402	10	11	00	Materiales eléctricos	53.173	0	0	0	0	0	53.173
402	10	12	00	Materiales para instalaciones sanitarias	9.656	0	0	0	0	0	9.656
402	10	13	00	Materiales fotográficos	1.613	0	0	0	0	0	1.613
402	10	99	00	Otros productos y útiles diversos	3.316	0	0	0	0	0	3.316
403	**00**	**00**	**00**	**Servicios no personales**	**1.845.400**	**0**	**0**	**0**	**0**	0	**1.845.400**
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.491	0	0	0	0	0	42.491
403	07	01	00	Publicidad y propaganda	17.789	0	0	0	0	0	17.789
403	07	02	00	Imprenta y reproducción	5.678	0	0	0	0	0	5.678
403	07	03	00	Relaciones sociales	5.579	0	0	0	0	0	5.579
403	07	04	00	Avisos	13.445	0	0	0	0	0	13.445
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	9.183	0	0	0	0	0	9.183
403	08	02	00	Comisiones y gastos bancarios	9.183	0	0	0	0	0	9.183
403	09	00	00	Viáticos y pasajes	300.488	0	0	0	0	0	300.488

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044023 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO YARACUY

UNIDAD DE MEDIDA: DOTACIÓN **META:** 726

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del país	300.488	0	0	0	0	0	300.488
403	10	00	00	Servicios profesionales y técnicos	7.651	0	0	0	0	0	7.651
403	10	99	00	Otros servicios profesionales y técnicos	7.651	0	0	0	0	0	7.651
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	424.136	0	0	0	0	0	424.136
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	123.876	0	0	0	0	0	123.876
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	31.179	0	0	0	0	0	31.179
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	249.953	0	0	0	0	0	249.953
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	19.128	0	0	0	0	0	19.128
403	12	00	00	Conservación y reparaciones menores de obras	510.077	0	0	0	0	0	510.077
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	510.077	0	0	0	0	0	510.077
403	18	00	00	Impuestos indirectos	459.820	0	0	0	0	0	459.820
403	18	01	00	Impuesto al valor agregado	459.820	0	0	0	0	0	459.820
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	63.448	0	0	0	0	0	63.448
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	63.448	0	0	0	0	0	63.448
403	99	00	00	Otros servicios no personales	28.106	0	0	0	0	0	28.106
403	99	01	00	Otros servicios no personales	28.106	0	0	0	0	0	28.106
404	**00**	**00**	**00**	**Activos reales**	**90.446**	**0**	**0**	**0**	**0**	0	**90.446**
404	05	00	00	Equipos de comunicaciones y de señalamiento	49.968	0	0	0	0	0	49.968
404	05	01	00	Equipos de telecomunicaciones	49.968	0	0	0	0	0	49.968
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	40.478	0	0	0	0	0	40.478
404	09	01	00	Mobiliario y equipos de oficina	21.841	0	0	0	0	0	21.841
404	09	02	00	Equipos de computación	12.350	0	0	0	0	0	12.350
404	09	03	00	Mobiliario y equipos de alojamiento	6.287	0	0	0	0	0	6.287
				Totales	**46.996.443**	**0**	**0**	**0**	**0**	0	**46.996.443**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044024 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO ZULIA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 7.055

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**152.580.874**	**0**	**0**	**0**	**0**	0	**152.580.874**
401	01	00	00	Sueldos, salarios y otras retribuciones	74.012.515	0	0	0	0	0	74.012.515
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	62.576.802	0	0	0	0	0	62.576.802
401	01	03	00	Suplencias a empleados	3.544.940	0	0	0	0	0	3.544.940
401	01	08	00	Sueldo al personal en trámite de nombramiento	15.000	0	0	0	0	0	15.000
401	01	09	00	Remuneraciones al personal en período de disponibilidad	8.000	0	0	0	0	0	8.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.182.159	0	0	0	0	0	1.182.159
401	01	12	00	Salarios a obreros en puestos no permanentes	515.359	0	0	0	0	0	515.359
401	01	13	00	Suplencias a obreros	5.500	0	0	0	0	0	5.500
401	01	18	00	Remuneraciones al personal contratado	5.439.755	0	0	0	0	0	5.439.755
401	01	99	00	Otras retribuciones	725.000	0	0	0	0	0	725.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.954.310	0	0	0	0	0	3.954.310
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.843.955	0	0	0	0	0	3.843.955
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	110.355	0	0	0	0	0	110.355
401	03	00	00	Primas	14.246.304	0	0	0	0	0	14.246.304
401	03	01	00	Primas por mérito a empleados	2.016.376	0	0	0	0	0	2.016.376
401	03	02	00	Primas de transporte a empleados	92.000	0	0	0	0	0	92.000
401	03	08	00	Primas de profesionalización a empleados	678.500	0	0	0	0	0	678.500
401	03	09	00	Primas por antigüedad a empleados	11.116.383	0	0	0	0	0	11.116.383
401	03	16	00	Primas por mérito a obreros	177.100	0	0	0	0	0	177.100
401	03	17	00	Primas de transporte a obreros	4.370	0	0	0	0	0	4.370
401	03	19	00	Primas por hijos de obreros	2.875	0	0	0	0	0	2.875
401	03	21	00	Primas por antigüedad a obreros	158.700	0	0	0	0	0	158.700
401	04	00	00	Complementos de sueldos y salarios	2.168.102	0	0	0	0	0	2.168.102

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044024 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO ZULIA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 7.055

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	1.348.817	0	0	0	0	0	1.348.817
401	04	03	00	Complemento a empleados por gastos de alimentación	9.200	0	0	0	0	0	9.200
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	46.000	0	0	0	0	0	46.000
401	04	16	00	Complemento a obreros por gastos de alimentación	6.900	0	0	0	0	0	6.900
401	04	19	00	Bono compensatorio de transporte a obreros	6.900	0	0	0	0	0	6.900
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	499.077	0	0	0	0	0	499.077
401	04	96	00	Otros complementos a empleados	241.433	0	0	0	0	0	241.433
401	04	97	00	Otros complementos a obreros	6.900	0	0	0	0	0	6.900
401	04	98	00	Otros complementos al personal contratado	2.875	0	0	0	0	0	2.875
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	36.511.929	0	0	0	0	0	36.511.929
401	05	01	00	Aguinaldos a empleados	25.951.483	0	0	0	0	0	25.951.483
401	05	03	00	Bono vacacional a empleados	7.452.866	0	0	0	0	0	7.452.866
401	05	04	00	Aguinaldos a obreros	424.177	0	0	0	0	0	424.177
401	05	06	00	Bono vacacional a obreros	206.916	0	0	0	0	0	206.916
401	05	07	00	Aguinaldos al personal contratado	1.945.754	0	0	0	0	0	1.945.754
401	05	08	00	Bono vacacional al personal contratado	530.733	0	0	0	0	0	530.733
401	06	00	00	Aportes patronales y legales	8.124.943	0	0	0	0	0	8.124.943
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.700.518	0	0	0	0	0	4.700.518
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.248.664	0	0	0	0	0	1.248.664
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	1.251.536	0	0	0	0	0	1.251.536
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	106.394	0	0	0	0	0	106.394
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	23.643	0	0	0	0	0	23.643
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	23.643	0	0	0	0	0	23.643
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por	651.443	0	0	0	0	0	651.443

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044024 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO ZULIA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 7.055

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				personal contratado							
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	119.102	0	0	0	0	0	119.102
401	07	00	00	Asistencia socio-económica	13.562.771	0	0	0	0	0	13.562.771
401	07	02	00	Becas a empleados	51.750	0	0	0	0	0	51.750
401	07	03	00	Ayudas por matrimonio a empleados	3.795	0	0	0	0	0	3.795
401	07	04	00	Ayudas por nacimiento de hijos a empleados	6.693	0	0	0	0	0	6.693
401	07	05	00	Ayudas por defunción a empleados	2.070	0	0	0	0	0	2.070
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	10.363.991	0	0	0	0	0	10.363.991
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.725	0	0	0	0	0	1.725
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.129.585	0	0	0	0	0	1.129.585
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	702.075	0	0	0	0	0	702.075
401	07	18	00	Becas a obreros	5.175	0	0	0	0	0	5.175
401	07	19	00	Ayudas por matrimonio de obreros	329	0	0	0	0	0	329
401	07	20	00	Ayudas por nacimiento de hijos de obreros	278	0	0	0	0	0	278
401	07	21	00	Ayudas por defunción a obreros	2.070	0	0	0	0	0	2.070
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	249.835	0	0	0	0	0	249.835
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	3.450	0	0	0	0	0	3.450
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	13.800	0	0	0	0	0	13.800
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	24.150	0	0	0	0	0	24.150
401	07	96	00	Otras subvenciones a empleados	939.000	0	0	0	0	0	939.000
401	07	97	00	Otras subvenciones a obreros	63.000	0	0	0	0	0	63.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.379.809**	**0**	**0**	**0**	**0**	0	**4.379.809**
402	01	00	00	Productos alimenticios y agropecuarios	166.563	0	0	0	0	0	166.563
402	01	01	00	Alimentos y bebidas para personas	164.969	0	0	0	0	0	164.969

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044024 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO ZULIA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 7.055

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	03	00	Productos agrícolas y pecuarios	1.594	0	0	0	0	0	1.594
402	03	00	00	Textiles y vestuarios	4.022	0	0	0	0	0	4.022
402	03	01	00	Textiles	2.070	0	0	0	0	0	2.070
402	03	02	00	Prendas de vestir	1.952	0	0	0	0	0	1.952
402	04	00	00	Productos de cuero y caucho	75.103	0	0	0	0	0	75.103
402	04	03	00	Cauchos y tripas para vehículos	75.103	0	0	0	0	0	75.103
402	05	00	00	Productos de papel, cartón e impresos	1.525.163	0	0	0	0	0	1.525.163
402	05	01	00	Pulpa de madera, papel y cartón	91.035	0	0	0	0	0	91.035
402	05	03	00	Productos de papel y cartón para oficina	1.382.895	0	0	0	0	0	1.382.895
402	05	06	00	Productos de papel y cartón para computación	50.236	0	0	0	0	0	50.236
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	997	0	0	0	0	0	997
402	06	00	00	Productos químicos y derivados	407.476	0	0	0	0	0	407.476
402	06	01	00	Sustancias químicas y de uso industrial	79.980	0	0	0	0	0	79.980
402	06	02	00	Abonos, plaguicidas y otros	996	0	0	0	0	0	996
402	06	03	00	Tintas, pinturas y colorantes	191.993	0	0	0	0	0	191.993
402	06	04	00	Productos farmacéuticos y medicamentos	960	0	0	0	0	0	960
402	06	06	00	Combustibles y lubricantes	23.493	0	0	0	0	0	23.493
402	06	08	00	Productos plásticos	110.054	0	0	0	0	0	110.054
402	07	00	00	Productos minerales no metálicos	1.387	0	0	0	0	0	1.387
402	07	04	00	Cemento, cal y yeso	1.387	0	0	0	0	0	1.387
402	08	00	00	Productos metálicos	249.817	0	0	0	0	0	249.817
402	08	01	00	Productos primarios de hierro y acero	982	0	0	0	0	0	982
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	199.329	0	0	0	0	0	199.329
402	08	07	00	Material de señalamiento	2.998	0	0	0	0	0	2.998

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 210044024 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO ZULIA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 7.055

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	15.125	0	0	0	0	0	15.125
402	08	10	00	Repuestos y accesorios para otros equipos	21.385	0	0	0	0	0	21.385
402	08	99	00	Otros productos metálicos	9.998	0	0	0	0	0	9.998
402	09	00	00	Productos de madera	799	0	0	0	0	0	799
402	09	01	00	Productos primarios de madera	799	0	0	0	0	0	799
402	10	00	00	Productos varios y útiles diversos	1.929.560	0	0	0	0	0	1.929.560
402	10	01	00	Artículos de deporte, recreación y juguetes	958	0	0	0	0	0	958
402	10	02	00	Materiales y útiles de limpieza y aseo	97.998	0	0	0	0	0	97.998
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	19.984	0	0	0	0	0	19.984
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	312.287	0	0	0	0	0	312.287
402	10	06	00	Condecoraciones, ofrendas y similares	5.036	0	0	0	0	0	5.036
402	10	07	00	Productos de seguridad en el trabajo	14.998	0	0	0	0	0	14.998
402	10	08	00	Materiales para equipos de computación	1.300.536	0	0	0	0	0	1.300.536
402	10	11	00	Materiales eléctricos	157.895	0	0	0	0	0	157.895
402	10	12	00	Materiales para instalaciones sanitarias	18.825	0	0	0	0	0	18.825
402	10	13	00	Materiales fotográficos	1.043	0	0	0	0	0	1.043
402	99	00	00	Otros materiales y suministros	19.919	0	0	0	0	0	19.919
402	99	01	00	Otros materiales y suministros	19.919	0	0	0	0	0	19.919
403	**00**	**00**	**00**	**Servicios no personales**	**5.053.911**	**0**	**0**	**0**	**0**	0	**5.053.911**
403	02	00	00	Alquileres de maquinaria y equipos	3.826	0	0	0	0	0	3.826
403	02	99	00	Alquileres de otras maquinaria y equipos	3.826	0	0	0	0	0	3.826
403	06	00	00	Servicios de transporte y almacenaje	6.119	0	0	0	0	0	6.119
403	06	01	00	Fletes y embalajes	3.711	0	0	0	0	0	3.711
403	06	04	00	Peaje	304	0	0	0	0	0	304

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044024 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO ZULIA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 7.055

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	2.104	0	0	0	0	0	2.104
403	07	00	00	Servicios de información, impresión y relaciones públicas	24.430	0	0	0	0	0	24.430
403	07	02	00	Imprenta y reproducción	2.892	0	0	0	0	0	2.892
403	07	03	00	Relaciones sociales	12.452	0	0	0	0	0	12.452
403	07	04	00	Avisos	9.086	0	0	0	0	0	9.086
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	12.005	0	0	0	0	0	12.005
403	08	02	00	Comisiones y gastos bancarios	12.005	0	0	0	0	0	12.005
403	09	00	00	Viáticos y pasajes	800.456	0	0	0	0	0	800.456
403	09	01	00	Viáticos y pasajes dentro del país	800.456	0	0	0	0	0	800.456
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.471.070	0	0	0	0	0	1.471.070
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	366.199	0	0	0	0	0	366.199
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	10.202	0	0	0	0	0	10.202
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000.667	0	0	0	0	0	1.000.667
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	94.002	0	0	0	0	0	94.002
403	12	00	00	Conservación y reparaciones menores de obras	905.655	0	0	0	0	0	905.655
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	905.655	0	0	0	0	0	905.655
403	15	00	00	Servicios fiscales	3.826	0	0	0	0	0	3.826
403	15	02	00	Tasas y otros derechos obligatorios	3.826	0	0	0	0	0	3.826
403	18	00	00	Impuestos indirectos	1.468.339	0	0	0	0	0	1.468.339
403	18	01	00	Impuesto al valor agregado	1.468.339	0	0	0	0	0	1.468.339
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	178.097	0	0	0	0	0	178.097
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	178.097	0	0	0	0	0	178.097
403	99	00	00	Otros servicios no personales	180.088	0	0	0	0	0	180.088
403	99	01	00	Otros servicios no personales	180.088	0	0	0	0	0	180.088

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044024 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES DEL ESTADO ZULIA

UNIDAD DE MEDIDA: DOTACIÓN **META:** 7.055

RESPONSABLE/EJECUTOR: DIRECCIÓN ADMINISTRATIVA DEL ESTADO ZULIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**1.048.480**	**0**	**0**	**0**	**0**	0	**1.048.480**
404	01	00	00	Repuestos y reparaciones mayores	389.497	0	0	0	0	0	389.497
404	01	01	00	Repuestos mayores	94.726	0	0	0	0	0	94.726
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	94.726	0	0	0	0	0	94.726
404	01	02	00	Reparaciones mayores de maquinaria y equipos	294.771	0	0	0	0	0	294.771
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	102.297	0	0	0	0	0	102.297
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	192.474	0	0	0	0	0	192.474
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	19.672	0	0	0	0	0	19.672
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	19.672	0	0	0	0	0	19.672
404	04	00	00	Equipos de transporte, tracción y elevación	100.616	0	0	0	0	0	100.616
404	04	01	00	Vehículos automotores terrestres	93.688	0	0	0	0	0	93.688
404	04	05	00	Vehículos de tracción no motorizados	6.928	0	0	0	0	0	6.928
404	05	00	00	Equipos de comunicaciones y de señalamiento	109.604	0	0	0	0	0	109.604
404	05	01	00	Equipos de telecomunicaciones	109.604	0	0	0	0	0	109.604
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	16.498	0	0	0	0	0	16.498
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	16.498	0	0	0	0	0	16.498
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	412.593	0	0	0	0	0	412.593
404	09	01	00	Mobiliario y equipos de oficina	179.749	0	0	0	0	0	179.749
404	09	02	00	Equipos de computación	120.251	0	0	0	0	0	120.251
404	09	03	00	Mobiliario y equipos de alojamiento	112.593	0	0	0	0	0	112.593
				Totales	**163.063.074**	**0**	**0**	**0**	**0**	0	**163.063.074**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044025 FORTALECIMIENTO DE LAS CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 760

RESPONSABLE/EJECUTOR: CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**35.773.761**	**0**	**0**	**0**	**0**	0	**35.773.761**
401	01	00	00	Sueldos, salarios y otras retribuciones	18.013.231	0	0	0	0	0	18.013.231
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	14.482.617	0	0	0	0	0	14.482.617
401	01	03	00	Suplencias a empleados	196.621	0	0	0	0	0	196.621
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	407.754	0	0	0	0	0	407.754
401	01	12	00	Salarios a obreros en puestos no permanentes	25.581	0	0	0	0	0	25.581
401	01	18	00	Remuneraciones al personal contratado	2.900.658	0	0	0	0	0	2.900.658
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	577.375	0	0	0	0	0	577.375
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	555.287	0	0	0	0	0	555.287
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	22.088	0	0	0	0	0	22.088
401	03	00	00	Primas	2.621.971	0	0	0	0	0	2.621.971
401	03	01	00	Primas por mérito a empleados	854.884	0	0	0	0	0	854.884
401	03	02	00	Primas de transporte a empleados	8.707	0	0	0	0	0	8.707
401	03	08	00	Primas de profesionalización a empleados	155.673	0	0	0	0	0	155.673
401	03	09	00	Primas por antigüedad a empleados	1.470.494	0	0	0	0	0	1.470.494
401	03	16	00	Primas por mérito a obreros	83.953	0	0	0	0	0	83.953
401	03	17	00	Primas de transporte a obreros	1.404	0	0	0	0	0	1.404
401	03	21	00	Primas por antigüedad a obreros	46.856	0	0	0	0	0	46.856
401	04	00	00	Complementos de sueldos y salarios	1.080.363	0	0	0	0	0	1.080.363
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	880.127	0	0	0	0	0	880.127
401	04	05	00	Complemento a empleados por gastos de representación	7.590	0	0	0	0	0	7.590
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	51.314	0	0	0	0	0	51.314
401	04	19	00	Bono compensatorio de transporte a obreros	2.838	0	0	0	0	0	2.838
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	114.375	0	0	0	0	0	114.375

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044025 FORTALECIMIENTO DE LAS CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 760

RESPONSABLE/EJECUTOR: CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	96	00	Otros complementos a empleados	10.742	0	0	0	0	0	10.742
401	04	97	00	Otros complementos a obreros	4.454	0	0	0	0	0	4.454
401	04	98	00	Otros complementos al personal contratado	8.923	0	0	0	0	0	8.923
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	8.241.884	0	0	0	0	0	8.241.884
401	05	01	00	Aguinaldos a empleados	5.536.580	0	0	0	0	0	5.536.580
401	05	03	00	Bono vacacional a empleados	1.556.280	0	0	0	0	0	1.556.280
401	05	04	00	Aguinaldos a obreros	138.406	0	0	0	0	0	138.406
401	05	06	00	Bono vacacional a obreros	67.515	0	0	0	0	0	67.515
401	05	07	00	Aguinaldos al personal contratado	708.297	0	0	0	0	0	708.297
401	05	08	00	Bono vacacional al personal contratado	234.806	0	0	0	0	0	234.806
401	06	00	00	Aportes patronales y legales	2.077.969	0	0	0	0	0	2.077.969
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.175.673	0	0	0	0	0	1.175.673
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	282.660	0	0	0	0	0	282.660
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	289.652	0	0	0	0	0	289.652
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	36.698	0	0	0	0	0	36.698
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	8.155	0	0	0	0	0	8.155
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	8.155	0	0	0	0	0	8.155
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	233.621	0	0	0	0	0	233.621
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	43.355	0	0	0	0	0	43.355
401	07	00	00	Asistencia socio-económica	3.160.968	0	0	0	0	0	3.160.968
401	07	02	00	Becas a empleados	1.265	0	0	0	0	0	1.265
401	07	03	00	Ayudas por matrimonio a empleados	615	0	0	0	0	0	615
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.200	0	0	0	0	0	1.200
401	07	05	00	Ayudas por defunción a empleados	1.200	0	0	0	0	0	1.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044025 FORTALECIMIENTO DE LAS CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 760

RESPONSABLE/EJECUTOR: CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.246.776	0	0	0	0	0	2.246.776
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	138.529	0	0	0	0	0	138.529
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	92.920	0	0	0	0	0	92.920
401	07	19	00	Ayudas por matrimonio de obreros	600	0	0	0	0	0	600
401	07	20	00	Ayudas por nacimiento de hijos de obreros	600	0	0	0	0	0	600
401	07	21	00	Ayudas por defunción a obreros	1.400	0	0	0	0	0	1.400
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	449.831	0	0	0	0	0	449.831
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	20.042	0	0	0	0	0	20.042
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	25.990	0	0	0	0	0	25.990
401	07	96	00	Otras subvenciones a empleados	150.000	0	0	0	0	0	150.000
401	07	97	00	Otras subvenciones a obreros	30.000	0	0	0	0	0	30.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**792.108**	**0**	**0**	**0**	**0**	0	**792.108**
402	01	00	00	Productos alimenticios y agropecuarios	73.153	0	0	0	0	0	73.153
402	01	01	00	Alimentos y bebidas para personas	73.153	0	0	0	0	0	73.153
402	03	00	00	Textiles y vestuarios	7.970	0	0	0	0	0	7.970
402	03	01	00	Textiles	7.970	0	0	0	0	0	7.970
402	04	00	00	Productos de cuero y caucho	8.621	0	0	0	0	0	8.621
402	04	02	00	Productos de cuero y sucedáneos del cuero	3.683	0	0	0	0	0	3.683
402	04	03	00	Cauchos y tripas para vehículos	4.938	0	0	0	0	0	4.938
402	05	00	00	Productos de papel, cartón e impresos	373.683	0	0	0	0	0	373.683
402	05	01	00	Pulpa de madera, papel y cartón	66.424	0	0	0	0	0	66.424
402	05	02	00	Envases y cajas de papel y cartón	1.498	0	0	0	0	0	1.498
402	05	03	00	Productos de papel y cartón para oficina	249.370	0	0	0	0	0	249.370
402	05	04	00	Libros, revistas y periódicos	27.699	0	0	0	0	0	27.699

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044025 FORTALECIMIENTO DE LAS CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 760

RESPONSABLE/EJECUTOR: CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	28.692	0	0	0	0	0	28.692
402	06	00	00	Productos químicos y derivados	23.412	0	0	0	0	0	23.412
402	06	02	00	Abonos, plaguicidas y otros	1.768	0	0	0	0	0	1.768
402	06	03	00	Tintas, pinturas y colorantes	2.011	0	0	0	0	0	2.011
402	06	04	00	Productos farmacéuticos y medicamentos	453	0	0	0	0	0	453
402	06	05	00	Productos de tocador	2.248	0	0	0	0	0	2.248
402	06	06	00	Combustibles y lubricantes	1.594	0	0	0	0	0	1.594
402	06	08	00	Productos plásticos	15.338	0	0	0	0	0	15.338
402	07	00	00	Productos minerales no metálicos	223	0	0	0	0	0	223
402	07	04	00	Cemento, cal y yeso	223	0	0	0	0	0	223
402	08	00	00	Productos metálicos	14.416	0	0	0	0	0	14.416
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	6.918	0	0	0	0	0	6.918
402	08	07	00	Material de señalamiento	3.956	0	0	0	0	0	3.956
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.542	0	0	0	0	0	3.542
402	09	00	00	Productos de madera	2.082	0	0	0	0	0	2.082
402	09	01	00	Productos primarios de madera	2.082	0	0	0	0	0	2.082
402	10	00	00	Productos varios y útiles diversos	287.507	0	0	0	0	0	287.507
402	10	02	00	Materiales y útiles de limpieza y aseo	9.814	0	0	0	0	0	9.814
402	10	03	00	Utensilios de cocina y comedor	4.708	0	0	0	0	0	4.708
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.056	0	0	0	0	0	1.056
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	68.874	0	0	0	0	0	68.874
402	10	06	00	Condecoraciones, ofrendas y similares	2.342	0	0	0	0	0	2.342
402	10	07	00	Productos de seguridad en el trabajo	1.977	0	0	0	0	0	1.977
402	10	08	00	Materiales para equipos de computación	176.671	0	0	0	0	0	176.671

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044025 FORTALECIMIENTO DE LAS CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 760

RESPONSABLE/EJECUTOR: CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	14.353	0	0	0	0	0	14.353
402	10	12	00	Materiales para instalaciones sanitarias	2.069	0	0	0	0	0	2.069
402	10	99	00	Otros productos y útiles diversos	5.643	0	0	0	0	0	5.643
402	99	00	00	Otros materiales y suministros	1.041	0	0	0	0	0	1.041
402	99	01	00	Otros materiales y suministros	1.041	0	0	0	0	0	1.041
403	**00**	**00**	**00**	**Servicios no personales**	**669.466**	**0**	**0**	**0**	**0**	0	**669.466**
403	02	00	00	Alquileres de maquinaria y equipos	16.879	0	0	0	0	0	16.879
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	16.879	0	0	0	0	0	16.879
403	04	00	00	Servicios básicos	53.080	0	0	0	0	0	53.080
403	04	05	00	Servicio de comunicaciones	53.080	0	0	0	0	0	53.080
403	06	00	00	Servicios de transporte y almacenaje	2.528	0	0	0	0	0	2.528
403	06	01	00	Fletes y embalajes	928	0	0	0	0	0	928
403	06	03	00	Estacionamiento	1.600	0	0	0	0	0	1.600
403	07	00	00	Servicios de información, impresión y relaciones públicas	37.455	0	0	0	0	0	37.455
403	07	02	00	Imprenta y reproducción	33.821	0	0	0	0	0	33.821
403	07	04	00	Avisos	3.634	0	0	0	0	0	3.634
403	09	00	00	Viáticos y pasajes	72.746	0	0	0	0	0	72.746
403	09	01	00	Viáticos y pasajes dentro del pais	72.746	0	0	0	0	0	72.746
403	10	00	00	Servicios profesionales y técnicos	1.836	0	0	0	0	0	1.836
403	10	09	00	Servicios de lavandería y tintorería	1.836	0	0	0	0	0	1.836
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	137.385	0	0	0	0	0	137.385
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	74.377	0	0	0	0	0	74.377
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	9.564	0	0	0	0	0	9.564
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	53.444	0	0	0	0	0	53.444

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044025 FORTALECIMIENTO DE LAS CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 760

RESPONSABLE/EJECUTOR: CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	48.206	0	0	0	0	0	48.206
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	48.206	0	0	0	0	0	48.206
403	18	00	00	Impuestos indirectos	245.785	0	0	0	0	0	245.785
403	18	01	00	Impuesto al valor agregado	245.785	0	0	0	0	0	245.785
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	43.623	0	0	0	0	0	43.623
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	43.623	0	0	0	0	0	43.623
403	99	00	00	Otros servicios no personales	9.943	0	0	0	0	0	9.943
403	99	01	00	Otros servicios no personales	9.943	0	0	0	0	0	9.943
404	**00**	**00**	**00**	**Activos reales**	**174.914**	**0**	**0**	**0**	**0**	0	**174.914**
404	01	00	00	Repuestos y reparaciones mayores	29.981	0	0	0	0	0	29.981
404	01	01	00	Repuestos mayores	29.981	0	0	0	0	0	29.981
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	29.981	0	0	0	0	0	29.981
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	4.437	0	0	0	0	0	4.437
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.568	0	0	0	0	0	1.568
404	03	05	00	Maquinaria y equipos industriales y de taller	2.869	0	0	0	0	0	2.869
404	04	00	00	Equipos de transporte, tracción y elevación	5.445	0	0	0	0	0	5.445
404	04	05	00	Vehiculos de tracción no motorizados	5.445	0	0	0	0	0	5.445
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.912	0	0	0	0	0	2.912
404	05	01	00	Equipos de telecomunicaciones	2.912	0	0	0	0	0	2.912
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	6.376	0	0	0	0	0	6.376
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.376	0	0	0	0	0	6.376
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	125.763	0	0	0	0	0	125.763
404	09	01	00	Mobiliario y equipos de oficina	50.370	0	0	0	0	0	50.370
404	09	02	00	Equipos de computación	48.816	0	0	0	0	0	48.816

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044025 FORTALECIMIENTO DE LAS CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 760

RESPONSABLE/EJECUTOR: CORTES PRIMERA Y SEGUNDA DE LO CONTENCIOSO ADMINISTRATIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	03	00	Mobiliario y equipos de alojamiento	21.932	0	0	0	0	0	21.932
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	4.645	0	0	0	0	0	4.645
				Totales	**37.410.249**	**0**	**0**	**0**	**0**	0	**37.410.249**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044026 FORTALECIMIENTO DE LA CORTE DISCIPLINARIA JUDICIAL Y TRIBUNAL DISCIPLINARIO JUDICIAL

UNIDAD DE MEDIDA: *DOTACIÓN* **META:** 266

RESPONSABLE/EJECUTOR: CORTES DISCIPLINARIA Y TRIBUNAL DISCIPLINARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**43.835.167**	**0**	**0**	**0**	**0**	0	**43.835.167**
401	01	00	00	Sueldos, salarios y otras retribuciones	16.560.000	0	0	0	0	0	16.560.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	16.236.000	0	0	0	0	0	16.236.000
401	01	18	00	Remuneraciones al personal contratado	324.000	0	0	0	0	0	324.000
401	03	00	00	Primas	3.621.690	0	0	0	0	0	3.621.690
401	03	01	00	Primas por mérito a empleados	148.770	0	0	0	0	0	148.770
401	03	02	00	Primas de transporte a empleados	14.400	0	0	0	0	0	14.400
401	03	08	00	Primas de profesionalización a empleados	1.510.200	0	0	0	0	0	1.510.200
401	03	09	00	Primas por antigüedad a empleados	1.948.320	0	0	0	0	0	1.948.320
401	04	00	00	Complementos de sueldos y salarios	8.300.001	0	0	0	0	0	8.300.001
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	160.426	0	0	0	0	0	160.426
401	04	02	00	Complemento a empleados por trabajo nocturno	165.599	0	0	0	0	0	165.599
401	04	08	00	Bono compensatorio de alimentación a empleados	3.204.360	0	0	0	0	0	3.204.360
401	04	96	00	Otros complementos a empleados	4.769.616	0	0	0	0	0	4.769.616
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.258.666	0	0	0	0	0	9.258.666
401	05	01	00	Aguinaldos a empleados	5.891.878	0	0	0	0	0	5.891.878
401	05	03	00	Bono vacacional a empleados	3.366.788	0	0	0	0	0	3.366.788
401	06	00	00	Aportes patronales y legales	2.110.680	0	0	0	0	0	2.110.680
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.461.240	0	0	0	0	0	1.461.240
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	324.720	0	0	0	0	0	324.720
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	324.720	0	0	0	0	0	324.720
401	07	00	00	Asistencia socio-económica	3.984.130	0	0	0	0	0	3.984.130
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.439.898	0	0	0	0	0	2.439.898
401	07	10	00	Dotación de uniformes a empleados	264.000	0	0	0	0	0	264.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044026 FORTALECIMIENTO DE LA CORTE DISCIPLINARIA JUDICIAL Y TRIBUNAL DISCIPLINARIO JUDICIAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 266

RESPONSABLE/EJECUTOR: CORTES DISCIPLINARIA Y TRIBUNAL DISCIPLINARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	797.732	0	0	0	0	0	797.732
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	96.500	0	0	0	0	0	96.500
401	07	96	00	Otras subvenciones a empleados	386.000	0	0	0	0	0	386.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.195.627**	**0**	**0**	**0**	**0**	0	**1.195.627**
402	01	00	00	Productos alimenticios y agropecuarios	37.463	0	0	0	0	0	37.463
402	01	01	00	Alimentos y bebidas para personas	37.463	0	0	0	0	0	37.463
402	03	00	00	Textiles y vestuarios	2.186	0	0	0	0	0	2.186
402	03	01	00	Textiles	2.186	0	0	0	0	0	2.186
402	05	00	00	Productos de papel, cartón e impresos	559.136	0	0	0	0	0	559.136
402	05	01	00	Pulpa de madera, papel y cartón	10.772	0	0	0	0	0	10.772
402	05	02	00	Envases y cajas de papel y cartón	3.975	0	0	0	0	0	3.975
402	05	03	00	Productos de papel y cartón para oficina	464.829	0	0	0	0	0	464.829
402	05	04	00	Libros, revistas y periódicos	29.198	0	0	0	0	0	29.198
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	50.362	0	0	0	0	0	50.362
402	06	00	00	Productos químicos y derivados	14.174	0	0	0	0	0	14.174
402	06	04	00	Productos farmacéuticos y medicamentos	1.052	0	0	0	0	0	1.052
402	06	08	00	Productos plásticos	13.122	0	0	0	0	0	13.122
402	08	00	00	Productos metálicos	12.322	0	0	0	0	0	12.322
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	12.322	0	0	0	0	0	12.322
402	10	00	00	Productos varios y útiles diversos	570.346	0	0	0	0	0	570.346
402	10	02	00	Materiales y útiles de limpieza y aseo	21.345	0	0	0	0	0	21.345
402	10	03	00	Utensilios de cocina y comedor	4.272	0	0	0	0	0	4.272
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	1.533	0	0	0	0	0	1.533
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	91.537	0	0	0	0	0	91.537

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210044026 FORTALECIMIENTO DE LA CORTE DISCIPLINARIA JUDICIAL Y TRIBUNAL DISCIPLINARIO JUDICIAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 266

RESPONSABLE/EJECUTOR: CORTES DISCIPLINARIA Y TRIBUNAL DISCIPLINARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	433.021	0	0	0	0	0	433.021
402	10	11	00	Materiales eléctricos	16.490	0	0	0	0	0	16.490
402	10	12	00	Materiales para instalaciones sanitarias	2.148	0	0	0	0	0	2.148
403	**00**	**00**	**00**	**Servicios no personales**	**1.864.265**	**0**	**0**	**0**	**0**	0	**1.864.265**
403	01	00	00	Alquileres de inmuebles	17.186	0	0	0	0	0	17.186
403	01	01	00	Alquileres de edificios y locales	17.186	0	0	0	0	0	17.186
403	02	00	00	Alquileres de maquinaria y equipos	5.203	0	0	0	0	0	5.203
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	5.203	0	0	0	0	0	5.203
403	04	00	00	Servicios básicos	86.898	0	0	0	0	0	86.898
403	04	04	00	Teléfonos	31.950	0	0	0	0	0	31.950
403	04	05	00	Servicio de comunicaciones	54.948	0	0	0	0	0	54.948
403	06	00	00	Servicios de transporte y almacenaje	35.907	0	0	0	0	0	35.907
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	35.907	0	0	0	0	0	35.907
403	07	00	00	Servicios de información, impresión y relaciones públicas	552.038	0	0	0	0	0	552.038
403	07	01	00	Publicidad y propaganda	188.308	0	0	0	0	0	188.308
403	07	02	00	Imprenta y reproducción	250.645	0	0	0	0	0	250.645
403	07	03	00	Relaciones sociales	95.640	0	0	0	0	0	95.640
403	07	04	00	Avisos	17.445	0	0	0	0	0	17.445
403	09	00	00	Viáticos y pasajes	470.317	0	0	0	0	0	470.317
403	09	01	00	Viáticos y pasajes dentro del país	364.777	0	0	0	0	0	364.777
403	09	02	00	Viáticos y pasajes fuera del país	105.540	0	0	0	0	0	105.540
403	10	00	00	Servicios profesionales y técnicos	148.633	0	0	0	0	0	148.633
403	10	07	00	Servicios de capacitación y adiestramiento	111.580	0	0	0	0	0	111.580
403	10	09	00	Servicios de lavandería y tintorería	9.259	0	0	0	0	0	9.259

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113751 210044000 FORTALECIMIENTO A LAS DEPENDENCIAS JUDICIALES EN EL ÁMBITO ESTADAL

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA TRANSPARENTE, EQUITATIVO, JUSTO Y OPORTUNO QUE RESPONDA A LAS NECESIDADES DEL CIUDADANO

UNIDAD DE MEDIDA: DOTACIÓN **META:** 58.128

RESPONSABLE/EJECUTOR: DIRECCIÓN EJECUTIVA DE LA MAGISTRATURA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210044026 FORTALECIMIENTO DE LA CORTE DISCIPLINARIA JUDICIAL Y TRIBUNAL DISCIPLINARIO JUDICIAL

UNIDAD DE MEDIDA: DOTACIÓN **META:** 266

RESPONSABLE/EJECUTOR: CORTES DISCIPLINARIA Y TRIBUNAL DISCIPLINARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	27.794	0	0	0	0	0	27.794
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	31.838	0	0	0	0	0	31.838
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	31.838	0	0	0	0	0	31.838
403	18	00	00	Impuestos indirectos	472.622	0	0	0	0	0	472.622
403	18	01	00	Impuesto al valor agregado	472.622	0	0	0	0	0	472.622
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	43.623	0	0	0	0	0	43.623
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	43.623	0	0	0	0	0	43.623
404	**00**	**00**	**00**	**Activos reales**	**1.091.317**	**0**	**0**	**0**	**0**	0	**1.091.317**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	166.785	0	0	0	0	0	166.785
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	166.785	0	0	0	0	0	166.785
404	05	00	00	Equipos de comunicaciones y de señalamiento	88.804	0	0	0	0	0	88.804
404	05	01	00	Equipos de telecomunicaciones	88.804	0	0	0	0	0	88.804
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	30.689	0	0	0	0	0	30.689
404	07	02	00	Equipos de enseñanza, deporte y recreación	30.689	0	0	0	0	0	30.689
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	805.039	0	0	0	0	0	805.039
404	09	01	00	Mobiliario y equipos de oficina	179.150	0	0	0	0	0	179.150
404	09	02	00	Equipos de computación	625.889	0	0	0	0	0	625.889
				Totales	**47.986.376**	**0**	**0**	**0**	**0**	0	**47.986.376**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**375.474.133**	**0**	**0**	**0**	**0**	**0**	**375.474.133**
401	01	00	00	Sueldos, salarios y otras retribuciones	121.171.834	0	0	0	0	0	121.171.834
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	111.790.256	0	0	0	0	0	111.790.256
401	01	03	00	Suplencias a empleados	3.500.000	0	0	0	0	0	3.500.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.588.795	0	0	0	0	0	3.588.795
401	01	18	00	Remuneraciones al personal contratado	2.189.953	0	0	0	0	0	2.189.953
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	102.830	0	0	0	0	0	102.830
401	03	00	00	Primas	43.165.214	0	0	0	0	0	43.165.214
401	03	01	00	Primas por mérito a empleados	6.491.691	0	0	0	0	0	6.491.691
401	03	02	00	Primas de transporte a empleados	195.146	0	0	0	0	0	195.146
401	03	08	00	Primas de profesionalización a empleados	14.126.244	0	0	0	0	0	14.126.244
401	03	09	00	Primas por antigüedad a empleados	21.294.592	0	0	0	0	0	21.294.592
401	03	16	00	Primas por mérito a obreros	656.281	0	0	0	0	0	656.281
401	03	21	00	Primas por antigüedad a obreros	363.376	0	0	0	0	0	363.376
401	03	47	00	Primas al personal de alto nivel y de dirección	37.884	0	0	0	0	0	37.884
401	04	00	00	Complementos de sueldos y salarios	27.373.648	0	0	0	0	0	27.373.648
401	04	06	00	Complemento a empleados por comisión de servicios	209.063	0	0	0	0	0	209.063
401	04	08	00	Bono compensatorio de alimentación a empleados	24.003.000	0	0	0	0	0	24.003.000
401	04	18	00	Bono compensatorio de alimentación a obreros	2.353.050	0	0	0	0	0	2.353.050
401	04	19	00	Bono compensatorio de transporte a obreros	13.566	0	0	0	0	0	13.566
401	04	26	00	Bono compensatorio de alimentación al personal contratado	519.750	0	0	0	0	0	519.750
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	70.000	0	0	0	0	0	70.000
401	04	96	00	Otros complementos a empleados	154.805	0	0	0	0	0	154.805
401	04	97	00	Otros complementos a obreros	50.414	0	0	0	0	0	50.414
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	17.932.575	0	0	0	0	0	17.932.575
401	05	03	00	Bono vacacional a empleados	17.203.623	0	0	0	0	0	17.203.623
401	05	06	00	Bono vacacional a obreros	517.032	0	0	0	0	0	517.032
401	05	08	00	Bono vacacional al personal contratado	171.788	0	0	0	0	0	171.788
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	40.132	0	0	0	0	0	40.132

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	10.116.234	0	0	0	0	0	10.116.234
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	6.193.153	0	0	0	0	0	6.193.153
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.760.796	0	0	0	0	0	1.760.796
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	1.768.340	0	0	0	0	0	1.768.340
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	239.312	0	0	0	0	0	239.312
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	53.181	0	0	0	0	0	53.181
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	53.181	0	0	0	0	0	53.181
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	25.770	0	0	0	0	0	25.770
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	20.304	0	0	0	0	0	20.304
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.022	0	0	0	0	0	1.022
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	1.175	0	0	0	0	0	1.175
401	07	00	00	Asistencia socio-económica	129.470.362	0	0	0	0	0	129.470.362
401	07	02	00	Becas a empleados	40.000	0	0	0	0	0	40.000
401	07	03	00	Ayudas por matrimonio a empleados	5.000	0	0	0	0	0	5.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	10.000	0	0	0	0	0	10.000
401	07	05	00	Ayudas por defunción a empleados	5.000	0	0	0	0	0	5.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	13.479.118	0	0	0	0	0	13.479.118
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	100.000.008	0	0	0	0	0	100.000.008
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.905.000	0	0	0	0	0	1.905.000
401	07	10	00	Dotación de uniformes a empleados	3.000.000	0	0	0	0	0	3.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.410.500	0	0	0	0	0	1.410.500
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.524.000	0	0	0	0	0	1.524.000
401	07	18	00	Becas a obreros	10.000	0	0	0	0	0	10.000
401	07	19	00	Ayudas por matrimonio de obreros	5.000	0	0	0	0	0	5.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	10.000	0	0	0	0	0	10.000
401	07	21	00	Ayudas por defunción a obreros	5.000	0	0	0	0	0	5.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	428.503	0	0	0	0	0	428.503

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	26	00	Dotación de uniformes a obreros	598.270	0	0	0	0	0	598.270
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	129.618	0	0	0	0	0	129.618
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	249.000	0	0	0	0	0	249.000
401	07	33	00	Asistencia socio-económica al personal contratado	2.460.506	0	0	0	0	0	2.460.506
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	12.339	0	0	0	0	0	12.339
401	07	96	00	Otras subvenciones a empleados	3.810.000	0	0	0	0	0	3.810.000
401	07	97	00	Otras subvenciones a obreros	373.500	0	0	0	0	0	373.500
401	08	00	00	Prestaciones sociales e indemnizaciones	26.244.266	0	0	0	0	0	26.244.266
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	24.806.286	0	0	0	0	0	24.806.286
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.276.595	0	0	0	0	0	1.276.595
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	137.937	0	0	0	0	0	137.937
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	23.448	0	0	0	0	0	23.448
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.195.735**	**0**	**0**	**0**	**0**	**0**	**8.195.735**
402	01	00	00	Productos alimenticios y agropecuarios	330.844	0	0	0	0	0	330.844
402	01	01	00	Alimentos y bebidas para personas	305.913	0	0	0	0	0	305.913
402	01	03	00	Productos agrícolas y pecuarios	24.931	0	0	0	0	0	24.931
402	02	00	00	Productos de minas, canteras y yacimientos	1.914	0	0	0	0	0	1.914
402	02	05	00	Piedra, arcilla, arena y tierra	1.914	0	0	0	0	0	1.914
402	03	00	00	Textiles y vestuarios	676.716	0	0	0	0	0	676.716
402	03	01	00	Textiles	76.895	0	0	0	0	0	76.895
402	03	02	00	Prendas de vestir	567.551	0	0	0	0	0	567.551
402	03	03	00	Calzados	32.270	0	0	0	0	0	32.270
402	04	00	00	Productos de cuero y caucho	299.942	0	0	0	0	0	299.942
402	04	02	00	Productos de cuero y sucedáneos del cuero	23.540	0	0	0	0	0	23.540
402	04	03	00	Cauchos y tripas para vehículos	276.402	0	0	0	0	0	276.402
402	05	00	00	Productos de papel, cartón e impresos	434.685	0	0	0	0	0	434.685
402	05	01	00	Pulpa de madera, papel y cartón	177.158	0	0	0	0	0	177.158
402	05	02	00	Envases y cajas de papel y cartón	101.178	0	0	0	0	0	101.178
402	05	03	00	Productos de papel y cartón para oficina	50.074	0	0	0	0	0	50.074

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	04	00	Libros, revistas y periódicos	27.946	0	0	0	0	0	27.946
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	78.329	0	0	0	0	0	78.329
402	06	00	00	Productos químicos y derivados	1.092.676	0	0	0	0	0	1.092.676
402	06	01	00	Sustancias químicas y de uso industrial	49.124	0	0	0	0	0	49.124
402	06	02	00	Abonos, plaguicidas y otros	677	0	0	0	0	0	677
402	06	03	00	Tintas, pinturas y colorantes	419.255	0	0	0	0	0	419.255
402	06	04	00	Productos farmacéuticos y medicamentos	126.268	0	0	0	0	0	126.268
402	06	05	00	Productos de tocador	41.066	0	0	0	0	0	41.066
402	06	06	00	Combustibles y lubricantes	265.775	0	0	0	0	0	265.775
402	06	07	00	Productos diversos derivados del petróleo y del carbón	870	0	0	0	0	0	870
402	06	08	00	Productos plásticos	189.641	0	0	0	0	0	189.641
402	07	00	00	Productos minerales no metálicos	162.372	0	0	0	0	0	162.372
402	07	01	00	Productos de barro, loza y porcelana	276	0	0	0	0	0	276
402	07	02	00	Vidrios y productos de vidrio	10.829	0	0	0	0	0	10.829
402	07	03	00	Productos de arcilla para construcción	3.690	0	0	0	0	0	3.690
402	07	04	00	Cemento, cal y yeso	147.577	0	0	0	0	0	147.577
402	08	00	00	Productos metálicos	2.866.897	0	0	0	0	0	2.866.897
402	08	01	00	Productos primarios de hierro y acero	32.221	0	0	0	0	0	32.221
402	08	02	00	Productos de metales no ferrosos	116.562	0	0	0	0	0	116.562
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	520.019	0	0	0	0	0	520.019
402	08	04	00	Productos metálicos estructurales	7.651	0	0	0	0	0	7.651
402	08	05	00	Materiales de orden público, seguridad y defensa	3.318	0	0	0	0	0	3.318
402	08	07	00	Material de señalamiento	1.582	0	0	0	0	0	1.582
402	08	09	00	Repuestos y accesorios para equipos de transporte	522.618	0	0	0	0	0	522.618
402	08	10	00	Repuestos y accesorios para otros equipos	1.588.708	0	0	0	0	0	1.588.708
402	08	99	00	Otros productos metálicos	74.218	0	0	0	0	0	74.218
402	09	00	00	Productos de madera	91.707	0	0	0	0	0	91.707
402	09	01	00	Productos primarios de madera	89.412	0	0	0	0	0	89.412
402	09	02	00	Muebles y accesorios de madera para edificaciones	2.295	0	0	0	0	0	2.295

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	2.067.146	0	0	0	0	0	2.067.146
402	10	01	00	Artículos de deporte, recreación y juguetes	116.950	0	0	0	0	0	116.950
402	10	02	00	Materiales y útiles de limpieza y aseo	136.891	0	0	0	0	0	136.891
402	10	03	00	Utensilios de cocina y comedor	24.527	0	0	0	0	0	24.527
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	16.513	0	0	0	0	0	16.513
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	271.138	0	0	0	0	0	271.138
402	10	06	00	Condecoraciones, ofrendas y similares	4.782	0	0	0	0	0	4.782
402	10	07	00	Productos de seguridad en el trabajo	125.980	0	0	0	0	0	125.980
402	10	08	00	Materiales para equipos de computación	385.049	0	0	0	0	0	385.049
402	10	11	00	Materiales eléctricos	775.300	0	0	0	0	0	775.300
402	10	12	00	Materiales para instalaciones sanitarias	84.324	0	0	0	0	0	84.324
402	10	13	00	Materiales fotográficos	10.252	0	0	0	0	0	10.252
402	10	99	00	Otros productos y útiles diversos	115.440	0	0	0	0	0	115.440
402	99	00	00	Otros materiales y suministros	170.836	0	0	0	0	0	170.836
402	99	01	00	Otros materiales y suministros	170.836	0	0	0	0	0	170.836
403	**00**	**00**	**00**	**Servicios no personales**	**23.652.233**	**0**	**0**	**0**	**0**	**0**	**23.652.233**
403	01	00	00	Alquileres de inmuebles	2.997.790	0	0	0	0	0	2.997.790
403	01	01	00	Alquileres de edificios y locales	2.997.790	0	0	0	0	0	2.997.790
403	04	00	00	Servicios básicos	1.580.579	0	0	0	0	0	1.580.579
403	04	01	00	Electricidad	364.684	0	0	0	0	0	364.684
403	04	03	00	Agua	63.520	0	0	0	0	0	63.520
403	04	04	00	Teléfonos	528.447	0	0	0	0	0	528.447
403	04	05	00	Servicio de comunicaciones	461.548	0	0	0	0	0	461.548
403	04	06	00	Servicio de aseo urbano y domiciliario	93.201	0	0	0	0	0	93.201
403	04	07	00	Servicio de condominio	69.179	0	0	0	0	0	69.179
403	06	00	00	Servicios de transporte y almacenaje	279.165	0	0	0	0	0	279.165
403	06	01	00	Fletes y embalajes	176.263	0	0	0	0	0	176.263
403	06	03	00	Estacionamiento	87.475	0	0	0	0	0	87.475
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	15.427	0	0	0	0	0	15.427

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.049.046	0	0	0	0	0	2.049.046
403	07	01	00	Publicidad y propaganda	343.199	0	0	0	0	0	343.199
403	07	02	00	Imprenta y reproducción	104.115	0	0	0	0	0	104.115
403	07	03	00	Relaciones sociales	1.598.416	0	0	0	0	0	1.598.416
403	07	04	00	Avisos	3.316	0	0	0	0	0	3.316
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.768.440	0	0	0	0	0	1.768.440
403	08	01	00	Primas y gastos de seguros	1.683.255	0	0	0	0	0	1.683.255
403	08	02	00	Comisiones y gastos bancarios	85.185	0	0	0	0	0	85.185
403	09	00	00	Viáticos y pasajes	2.315.361	0	0	0	0	0	2.315.361
403	09	01	00	Viáticos y pasajes dentro del país	2.066.391	0	0	0	0	0	2.066.391
403	09	02	00	Viáticos y pasajes fuera del país	248.970	0	0	0	0	0	248.970
403	10	00	00	Servicios profesionales y técnicos	2.450.058	0	0	0	0	0	2.450.058
403	10	03	00	Servicios de procesamiento de datos	439.877	0	0	0	0	0	439.877
403	10	07	00	Servicios de capacitación y adiestramiento	1.479.702	0	0	0	0	0	1.479.702
403	10	99	00	Otros servicios profesionales y técnicos	530.479	0	0	0	0	0	530.479
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.446.668	0	0	0	0	0	2.446.668
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.380.171	0	0	0	0	0	2.380.171
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	54.786	0	0	0	0	0	54.786
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	11.711	0	0	0	0	0	11.711
403	12	00	00	Conservación y reparaciones menores de obras	656.649	0	0	0	0	0	656.649
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	656.649	0	0	0	0	0	656.649
403	15	00	00	Servicios fiscales	122.418	0	0	0	0	0	122.418
403	15	02	00	Tasas y otros derechos obligatorios	122.418	0	0	0	0	0	122.418
403	18	00	00	Impuestos indirectos	5.599.490	0	0	0	0	0	5.599.490
403	18	01	00	Impuesto al valor agregado	5.599.490	0	0	0	0	0	5.599.490
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	875.383	0	0	0	0	0	875.383
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	875.383	0	0	0	0	0	875.383
403	99	00	00	Otros servicios no personales	511.186	0	0	0	0	0	511.186

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	511.186	0	0	0	0	0	511.186
404	**00**	**00**	**00**	**Activos reales**	**24.481.740**	**0**	**0**	**0**	**0**	**0**	**24.481.740**
404	01	00	00	Repuestos y reparaciones mayores	21.778	0	0	0	0	0	21.778
404	01	01	00	Repuestos mayores	21.778	0	0	0	0	0	21.778
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	21.778	0	0	0	0	0	21.778
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	11.211.172	0	0	0	0	0	11.211.172
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	11.211.172	0	0	0	0	0	11.211.172
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	150.792	0	0	0	0	0	150.792
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	47.820	0	0	0	0	0	47.820
404	03	05	00	Maquinaria y equipos industriales y de taller	102.972	0	0	0	0	0	102.972
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.425.857	0	0	0	0	0	2.425.857
404	05	01	00	Equipos de telecomunicaciones	2.425.857	0	0	0	0	0	2.425.857
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	30.638	0	0	0	0	0	30.638
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	30.638	0	0	0	0	0	30.638
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	23.192	0	0	0	0	0	23.192
404	07	02	00	Equipos de enseñanza, deporte y recreación	18.442	0	0	0	0	0	18.442
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	4.750	0	0	0	0	0	4.750
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	16.614	0	0	0	0	0	16.614
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	16.614	0	0	0	0	0	16.614
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.707.743	0	0	0	0	0	7.707.743
404	09	01	00	Mobiliario y equipos de oficina	3.813.780	0	0	0	0	0	3.813.780
404	09	02	00	Equipos de computación	2.204.670	0	0	0	0	0	2.204.670
404	09	03	00	Mobiliario y equipos de alojamiento	1.636.475	0	0	0	0	0	1.636.475
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	52.818	0	0	0	0	0	52.818
404	11	00	00	Inmuebles, maquinaria y equipos usados	2.534.449	0	0	0	0	0	2.534.449
404	11	02	00	Adquisición de edificios e instalaciones	2.534.449	0	0	0	0	0	2.534.449
404	12	00	00	Activos intangibles	359.505	0	0	0	0	0	359.505
404	12	04	00	Paquetes y programas de computación	359.505	0	0	0	0	0	359.505

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.538.351**	**0**	**0**	**0**	**0**	**0**	**6.538.351**
407	01	00	00	Transferencias y donaciones corrientes internas	6.538.351	0	0	0	0	0	6.538.351
407	01	01	00	Transferencias corrientes internas al sector privado	6.538.351	0	0	0	0	0	6.538.351
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	3.105.820	0	0	0	0	0	3.105.820
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	2.070.546	0	0	0	0	0	2.070.546
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	465.873	0	0	0	0	0	465.873
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	896.112	0	0	0	0	0	896.112
411	**00**	**00**	**00**	**Disminución de pasivos**	**17.973.786**	**0**	**0**	**0**	**0**	**0**	**17.973.786**
411	11	00	00	Obligaciones de ejercicios anteriores	17.973.786	0	0	0	0	0	17.973.786
411	11	04	00	Compromisos pendientes de ejercicios anteriores	17.973.786	0	0	0	0	0	17.973.786
				Totales	**456.315.978**	**0**	**0**	**0**	**0**	**0**	**456.315.978**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO

META: 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210045001 DIRECCIÓN Y CONTROL DE LOS GASTOS DE LOS TRABAJADIRES DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: NÓMINA CANCELADA **META:** 52

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**375.474.133**	**0**	**0**	**0**	**0**	0	**375.474.133**
401	01	00	00	Sueldos, salarios y otras retribuciones	121.171.834	0	0	0	0	0	121.171.834
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	111.790.256	0	0	0	0	0	111.790.256
401	01	03	00	Suplencias a empleados	3.500.000	0	0	0	0	0	3.500.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	3.588.795	0	0	0	0	0	3.588.795
401	01	18	00	Remuneraciones al personal contratado	2.189.953	0	0	0	0	0	2.189.953
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	102.830	0	0	0	0	0	102.830
401	03	00	00	Primas	43.165.214	0	0	0	0	0	43.165.214
401	03	01	00	Primas por mérito a empleados	6.491.691	0	0	0	0	0	6.491.691
401	03	02	00	Primas de transporte a empleados	195.146	0	0	0	0	0	195.146
401	03	08	00	Primas de profesionalización a empleados	14.126.244	0	0	0	0	0	14.126.244
401	03	09	00	Primas por antigüedad a empleados	21.294.592	0	0	0	0	0	21.294.592
401	03	16	00	Primas por mérito a obreros	656.281	0	0	0	0	0	656.281
401	03	21	00	Primas por antigüedad a obreros	363.376	0	0	0	0	0	363.376
401	03	47	00	Primas al personal de alto nivel y de dirección	37.884	0	0	0	0	0	37.884
401	04	00	00	Complementos de sueldos y salarios	27.373.648	0	0	0	0	0	27.373.648
401	04	06	00	Complemento a empleados por comisión de servicios	209.063	0	0	0	0	0	209.063
401	04	08	00	Bono compensatorio de alimentación a empleados	24.003.000	0	0	0	0	0	24.003.000
401	04	18	00	Bono compensatorio de alimentación a obreros	2.353.050	0	0	0	0	0	2.353.050
401	04	19	00	Bono compensatorio de transporte a obreros	13.566	0	0	0	0	0	13.566
401	04	26	00	Bono compensatorio de alimentación al personal contratado	519.750	0	0	0	0	0	519.750
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	70.000	0	0	0	0	0	70.000
401	04	96	00	Otros complementos a empleados	154.805	0	0	0	0	0	154.805
401	04	97	00	Otros complementos a obreros	50.414	0	0	0	0	0	50.414

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210045001 DIRECCIÓN Y CONTROL DE LOS GASTOS DE LOS TRABAJADIRES DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: NÓMINA CANCELADA **META:** 52

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	17.932.575	0	0	0	0	0	17.932.575
401	05	03	00	Bono vacacional a empleados	17.203.623	0	0	0	0	0	17.203.623
401	05	06	00	Bono vacacional a obreros	517.032	0	0	0	0	0	517.032
401	05	08	00	Bono vacacional al personal contratado	171.788	0	0	0	0	0	171.788
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	40.132	0	0	0	0	0	40.132
401	06	00	00	Aportes patronales y legales	10.116.234	0	0	0	0	0	10.116.234
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	6.193.153	0	0	0	0	0	6.193.153
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.760.796	0	0	0	0	0	1.760.796
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	1.768.340	0	0	0	0	0	1.768.340
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	239.312	0	0	0	0	0	239.312
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	53.181	0	0	0	0	0	53.181
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	53.181	0	0	0	0	0	53.181
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	25.770	0	0	0	0	0	25.770
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	20.304	0	0	0	0	0	20.304
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	1.022	0	0	0	0	0	1.022
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	1.175	0	0	0	0	0	1.175
401	07	00	00	Asistencia socio-económica	129.470.362	0	0	0	0	0	129.470.362
401	07	02	00	Becas a empleados	40.000	0	0	0	0	0	40.000
401	07	03	00	Ayudas por matrimonio a empleados	5.000	0	0	0	0	0	5.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	10.000	0	0	0	0	0	10.000
401	07	05	00	Ayudas por defunción a empleados	5.000	0	0	0	0	0	5.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	13.479.118	0	0	0	0	0	13.479.118
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	100.000.008	0	0	0	0	0	100.000.008

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210045001 DIRECCIÓN Y CONTROL DE LOS GASTOS DE LOS TRABAJADIRES DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: NÓMINA CANCELADA **META:** 52

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.905.000	0	0	0	0	0	1.905.000
401	07	10	00	Dotación de uniformes a empleados	3.000.000	0	0	0	0	0	3.000.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.410.500	0	0	0	0	0	1.410.500
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.524.000	0	0	0	0	0	1.524.000
401	07	18	00	Becas a obreros	10.000	0	0	0	0	0	10.000
401	07	19	00	Ayudas por matrimonio de obreros	5.000	0	0	0	0	0	5.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	10.000	0	0	0	0	0	10.000
401	07	21	00	Ayudas por defunción a obreros	5.000	0	0	0	0	0	5.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	428.503	0	0	0	0	0	428.503
401	07	26	00	Dotación de uniformes a obreros	598.270	0	0	0	0	0	598.270
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	129.618	0	0	0	0	0	129.618
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	249.000	0	0	0	0	0	249.000
401	07	33	00	Asistencia socio-económica al personal contratado	2.460.506	0	0	0	0	0	2.460.506
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	12.339	0	0	0	0	0	12.339
401	07	96	00	Otras subvenciones a empleados	3.810.000	0	0	0	0	0	3.810.000
401	07	97	00	Otras subvenciones a obreros	373.500	0	0	0	0	0	373.500
401	08	00	00	Prestaciones sociales e indemnizaciones	26.244.266	0	0	0	0	0	26.244.266
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	24.806.286	0	0	0	0	0	24.806.286
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	1.276.595	0	0	0	0	0	1.276.595
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	137.937	0	0	0	0	0	137.937
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	23.448	0	0	0	0	0	23.448
403	**00**	**00**	**00**	**Servicios no personales**	**980.429**	**0**	**0**	**0**	**0**	0	**980.429**
403	18	00	00	Impuestos indirectos	105.046	0	0	0	0	0	105.046
403	18	01	00	Impuesto al valor agregado	105.046	0	0	0	0	0	105.046

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210045001 DIRECCIÓN Y CONTROL DE LOS GASTOS DE LOS TRABAJADIRES DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: *NÓMINA CANCELADA* **META:** 52

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	875.383	0	0	0	0	0	875.383
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	875.383	0	0	0	0	0	875.383
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.538.351**	**0**	**0**	**0**	**0**	0	**6.538.351**
407	01	00	00	Transferencias y donaciones corrientes internas	6.538.351	0	0	0	0	0	6.538.351
407	01	01	00	Transferencias corrientes internas al sector privado	6.538.351	0	0	0	0	0	6.538.351
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	3.105.820	0	0	0	0	0	3.105.820
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	2.070.546	0	0	0	0	0	2.070.546
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	465.873	0	0	0	0	0	465.873
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	896.112	0	0	0	0	0	896.112
411	**00**	**00**	**00**	**Disminución de pasivos**	**17.973.786**	**0**	**0**	**0**	**0**	0	**17.973.786**
411	11	00	00	Obligaciones de ejercicios anteriores	17.973.786	0	0	0	0	0	17.973.786
411	11	04	00	Compromisos pendientes de ejercicios anteriores	17.973.786	0	0	0	0	0	17.973.786
				Totales	**400.966.699**	**0**	**0**	**0**	**0**	0	**400.966.699**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210045002 FUNCIONAMIENTO ADMINISTRATIVO

UNIDAD DE MEDIDA: PROCESO ADMINISTRADO **META:** 4

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.050.279**	**0**	**0**	**0**	**0**	0	**2.050.279**
402	01	00	00	Productos alimenticios y agropecuarios	253.162	0	0	0	0	0	253.162
402	01	01	00	Alimentos y bebidas para personas	253.162	0	0	0	0	0	253.162
402	02	00	00	Productos de minas, canteras y yacimientos	1.914	0	0	0	0	0	1.914
402	02	05	00	Piedra, arcilla, arena y tierra	1.914	0	0	0	0	0	1.914
402	03	00	00	Textiles y vestuarios	186.159	0	0	0	0	0	186.159
402	03	01	00	Textiles	38.643	0	0	0	0	0	38.643
402	03	02	00	Prendas de vestir	115.246	0	0	0	0	0	115.246
402	03	03	00	Calzados	32.270	0	0	0	0	0	32.270
402	04	00	00	Productos de cuero y caucho	20.616	0	0	0	0	0	20.616
402	04	03	00	Cauchos y tripas para vehículos	20.616	0	0	0	0	0	20.616
402	05	00	00	Productos de papel, cartón e impresos	370.691	0	0	0	0	0	370.691
402	05	01	00	Pulpa de madera, papel y cartón	170.527	0	0	0	0	0	170.527
402	05	02	00	Envases y cajas de papel y cartón	100.336	0	0	0	0	0	100.336
402	05	03	00	Productos de papel y cartón para oficina	11.397	0	0	0	0	0	11.397
402	05	04	00	Libros, revistas y periódicos	10.102	0	0	0	0	0	10.102
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	78.329	0	0	0	0	0	78.329
402	06	00	00	Productos químicos y derivados	281.522	0	0	0	0	0	281.522
402	06	01	00	Sustancias químicas y de uso industrial	1.669	0	0	0	0	0	1.669
402	06	02	00	Abonos, plaguicidas y otros	677	0	0	0	0	0	677
402	06	03	00	Tintas, pinturas y colorantes	72.590	0	0	0	0	0	72.590
402	06	04	00	Productos farmacéuticos y medicamentos	12.205	0	0	0	0	0	12.205
402	06	05	00	Productos de tocador	37.998	0	0	0	0	0	37.998
402	06	06	00	Combustibles y lubricantes	50.423	0	0	0	0	0	50.423

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210045002 FUNCIONAMIENTO ADMINISTRATIVO

UNIDAD DE MEDIDA: PROCESO ADMINISTRADO **META:** 4

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	07	00	Productos diversos derivados del petróleo y del carbón	870	0	0	0	0	0	870
402	06	08	00	Productos plásticos	105.090	0	0	0	0	0	105.090
402	07	00	00	Productos minerales no metálicos	18.829	0	0	0	0	0	18.829
402	07	02	00	Vidrios y productos de vidrio	9.426	0	0	0	0	0	9.426
402	07	03	00	Productos de arcilla para construcción	3.690	0	0	0	0	0	3.690
402	07	04	00	Cemento, cal y yeso	5.713	0	0	0	0	0	5.713
402	08	00	00	Productos metálicos	272.640	0	0	0	0	0	272.640
402	08	01	00	Productos primarios de hierro y acero	2.877	0	0	0	0	0	2.877
402	08	02	00	Productos de metales no ferrosos	3.807	0	0	0	0	0	3.807
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	77.824	0	0	0	0	0	77.824
402	08	04	00	Productos metálicos estructurales	7.651	0	0	0	0	0	7.651
402	08	05	00	Materiales de orden público, seguridad y defensa	3.318	0	0	0	0	0	3.318
402	08	07	00	Material de señalamiento	1.582	0	0	0	0	0	1.582
402	08	09	00	Repuestos y accesorios para equipos de transporte	93.215	0	0	0	0	0	93.215
402	08	10	00	Repuestos y accesorios para otros equipos	39.073	0	0	0	0	0	39.073
402	08	99	00	Otros productos metálicos	43.293	0	0	0	0	0	43.293
402	09	00	00	Productos de madera	9.582	0	0	0	0	0	9.582
402	09	01	00	Productos primarios de madera	7.287	0	0	0	0	0	7.287
402	09	02	00	Muebles y accesorios de madera para edificaciones	2.295	0	0	0	0	0	2.295
402	10	00	00	Productos varios y útiles diversos	580.459	0	0	0	0	0	580.459
402	10	01	00	Artículos de deporte, recreación y juguetes	101.803	0	0	0	0	0	101.803
402	10	02	00	Materiales y útiles de limpieza y aseo	135.169	0	0	0	0	0	135.169
402	10	03	00	Utensilios de cocina y comedor	14.760	0	0	0	0	0	14.760
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	139.216	0	0	0	0	0	139.216

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210045002 FUNCIONAMIENTO ADMINISTRATIVO

UNIDAD DE MEDIDA: PROCESO ADMINISTRADO **META:** 4

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	4.782	0	0	0	0	0	4.782
402	10	07	00	Productos de seguridad en el trabajo	63.185	0	0	0	0	0	63.185
402	10	08	00	Materiales para equipos de computación	16.489	0	0	0	0	0	16.489
402	10	11	00	Materiales eléctricos	26.601	0	0	0	0	0	26.601
402	10	12	00	Materiales para instalaciones sanitarias	8.617	0	0	0	0	0	8.617
402	10	13	00	Materiales fotográficos	1.259	0	0	0	0	0	1.259
402	10	99	00	Otros productos y útiles diversos	68.578	0	0	0	0	0	68.578
402	99	00	00	Otros materiales y suministros	54.705	0	0	0	0	0	54.705
402	99	01	00	Otros materiales y suministros	54.705	0	0	0	0	0	54.705
403	**00**	**00**	**00**	**Servicios no personales**	**8.725.773**	**0**	**0**	**0**	**0**	0	**8.725.773**
403	01	00	00	Alquileres de inmuebles	1.052.040	0	0	0	0	0	1.052.040
403	01	01	00	Alquileres de edificios y locales	1.052.040	0	0	0	0	0	1.052.040
403	04	00	00	Servicios básicos	1.569.895	0	0	0	0	0	1.569.895
403	04	01	00	Electricidad	364.684	0	0	0	0	0	364.684
403	04	03	00	Agua	63.520	0	0	0	0	0	63.520
403	04	04	00	Teléfonos	528.447	0	0	0	0	0	528.447
403	04	05	00	Servicio de comunicaciones	450.864	0	0	0	0	0	450.864
403	04	06	00	Servicio de aseo urbano y domiciliario	93.201	0	0	0	0	0	93.201
403	04	07	00	Servicio de condominio	69.179	0	0	0	0	0	69.179
403	06	00	00	Servicios de transporte y almacenaje	272.423	0	0	0	0	0	272.423
403	06	01	00	Fletes y embalajes	176.263	0	0	0	0	0	176.263
403	06	03	00	Estacionamiento	80.733	0	0	0	0	0	80.733
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	15.427	0	0	0	0	0	15.427
403	07	00	00	Servicios de información, impresión y relaciones públicas	133.706	0	0	0	0	0	133.706

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210045002 FUNCIONAMIENTO ADMINISTRATIVO

UNIDAD DE MEDIDA: PROCESO ADMINISTRADO **META:** 4

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	77.685	0	0	0	0	0	77.685
403	07	03	00	Relaciones sociales	52.705	0	0	0	0	0	52.705
403	07	04	00	Avisos	3.316	0	0	0	0	0	3.316
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.768.440	0	0	0	0	0	1.768.440
403	08	01	00	Primas y gastos de seguros	1.683.255	0	0	0	0	0	1.683.255
403	08	02	00	Comisiones y gastos bancarios	85.185	0	0	0	0	0	85.185
403	09	00	00	Viáticos y pasajes	2.265.383	0	0	0	0	0	2.265.383
403	09	01	00	Viáticos y pasajes dentro del país	2.016.413	0	0	0	0	0	2.016.413
403	09	02	00	Viáticos y pasajes fuera del país	248.970	0	0	0	0	0	248.970
403	10	00	00	Servicios profesionales y técnicos	212.606	0	0	0	0	0	212.606
403	10	07	00	Servicios de capacitación y adiestramiento	70.295	0	0	0	0	0	70.295
403	10	99	00	Otros servicios profesionales y técnicos	142.311	0	0	0	0	0	142.311
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	494.698	0	0	0	0	0	494.698
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	435.167	0	0	0	0	0	435.167
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	47.820	0	0	0	0	0	47.820
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	11.711	0	0	0	0	0	11.711
403	12	00	00	Conservación y reparaciones menores de obras	17.567	0	0	0	0	0	17.567
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	17.567	0	0	0	0	0	17.567
403	15	00	00	Servicios fiscales	122.418	0	0	0	0	0	122.418
403	15	02	00	Tasas y otros derechos obligatorios	122.418	0	0	0	0	0	122.418
403	18	00	00	Impuestos indirectos	748.028	0	0	0	0	0	748.028
403	18	01	00	Impuesto al valor agregado	748.028	0	0	0	0	0	748.028
403	99	00	00	Otros servicios no personales	68.569	0	0	0	0	0	68.569
403	99	01	00	Otros servicios no personales	68.569	0	0	0	0	0	68.569

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210045002 FUNCIONAMIENTO ADMINISTRATIVO

UNIDAD DE MEDIDA: PROCESO ADMINISTRADO **META:** 4

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**223.361**	**0**	**0**	**0**	**0**	0	**223.361**
404	01	00	00	Repuestos y reparaciones mayores	21.778	0	0	0	0	0	21.778
404	01	01	00	Repuestos mayores	21.778	0	0	0	0	0	21.778
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	21.778	0	0	0	0	0	21.778
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	47.820	0	0	0	0	0	47.820
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	47.820	0	0	0	0	0	47.820
404	05	00	00	Equipos de comunicaciones y de señalamiento	4.981	0	0	0	0	0	4.981
404	05	01	00	Equipos de telecomunicaciones	4.981	0	0	0	0	0	4.981
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	30.638	0	0	0	0	0	30.638
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	30.638	0	0	0	0	0	30.638
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	12.720	0	0	0	0	0	12.720
404	07	02	00	Equipos de enseñanza, deporte y recreación	7.970	0	0	0	0	0	7.970
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	4.750	0	0	0	0	0	4.750
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	105.424	0	0	0	0	0	105.424
404	09	01	00	Mobiliario y equipos de oficina	45.790	0	0	0	0	0	45.790
404	09	02	00	Equipos de computación	5.509	0	0	0	0	0	5.509
404	09	03	00	Mobiliario y equipos de alojamiento	4.654	0	0	0	0	0	4.654
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	49.471	0	0	0	0	0	49.471
				Totales	**10.999.413**	**0**	**0**	**0**	**0**	0	**10.999.413**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 210045003 FUNCIONAMIENTO DE SERVICIOS INTEGRALES

UNIDAD DE MEDIDA: MANTENIMIENTO REALIZADO **META:** 26

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.152.667**	**0**	**0**	**0**	**0**	0	**5.152.667**
402	01	00	00	Productos alimenticios y agropecuarios	24.931	0	0	0	0	0	24.931
402	01	03	00	Productos agrícolas y pecuarios	24.931	0	0	0	0	0	24.931
402	03	00	00	Textiles y vestuarios	328.961	0	0	0	0	0	328.961
402	03	01	00	Textiles	9.043	0	0	0	0	0	9.043
402	03	02	00	Prendas de vestir	319.918	0	0	0	0	0	319.918
402	04	00	00	Productos de cuero y caucho	279.326	0	0	0	0	0	279.326
402	04	02	00	Productos de cuero y sucedáneos del cuero	23.540	0	0	0	0	0	23.540
402	04	03	00	Cauchos y tripas para vehículos	255.786	0	0	0	0	0	255.786
402	05	00	00	Productos de papel, cartón e impresos	680	0	0	0	0	0	680
402	05	01	00	Pulpa de madera, papel y cartón	680	0	0	0	0	0	680
402	06	00	00	Productos químicos y derivados	689.220	0	0	0	0	0	689.220
402	06	01	00	Sustancias químicas y de uso industrial	45.995	0	0	0	0	0	45.995
402	06	03	00	Tintas, pinturas y colorantes	346.480	0	0	0	0	0	346.480
402	06	06	00	Combustibles y lubricantes	215.352	0	0	0	0	0	215.352
402	06	08	00	Productos plásticos	81.393	0	0	0	0	0	81.393
402	07	00	00	Productos minerales no metálicos	141.864	0	0	0	0	0	141.864
402	07	04	00	Cemento, cal y yeso	141.864	0	0	0	0	0	141.864
402	08	00	00	Productos metálicos	2.562.907	0	0	0	0	0	2.562.907
402	08	01	00	Productos primarios de hierro y acero	29.344	0	0	0	0	0	29.344
402	08	02	00	Productos de metales no ferrosos	112.755	0	0	0	0	0	112.755
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	410.845	0	0	0	0	0	410.845
402	08	09	00	Repuestos y accesorios para equipos de transporte	429.403	0	0	0	0	0	429.403
402	08	10	00	Repuestos y accesorios para otros equipos	1.549.635	0	0	0	0	0	1.549.635

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210045003 FUNCIONAMIENTO DE SERVICIOS INTEGRALES

UNIDAD DE MEDIDA: MANTENIMIENTO REALIZADO **META:** 26

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	99	00	Otros productos metálicos	30.925	0	0	0	0	0	30.925
402	09	00	00	Productos de madera	82.125	0	0	0	0	0	82.125
402	09	01	00	Productos primarios de madera	82.125	0	0	0	0	0	82.125
402	10	00	00	Productos varios y útiles diversos	943.198	0	0	0	0	0	943.198
402	10	02	00	Materiales y útiles de limpieza y aseo	1.722	0	0	0	0	0	1.722
402	10	07	00	Productos de seguridad en el trabajo	61.775	0	0	0	0	0	61.775
402	10	08	00	Materiales para equipos de computación	9.160	0	0	0	0	0	9.160
402	10	11	00	Materiales eléctricos	748.699	0	0	0	0	0	748.699
402	10	12	00	Materiales para instalaciones sanitarias	75.707	0	0	0	0	0	75.707
402	10	99	00	Otros productos y útiles diversos	46.135	0	0	0	0	0	46.135
402	99	00	00	Otros materiales y suministros	99.455	0	0	0	0	0	99.455
402	99	01	00	Otros materiales y suministros	99.455	0	0	0	0	0	99.455
403	**00**	**00**	**00**	**Servicios no personales**	**3.935.251**	**0**	**0**	**0**	**0**	0	**3.935.251**
403	10	00	00	Servicios profesionales y técnicos	439.877	0	0	0	0	0	439.877
403	10	03	00	Servicios de procesamiento de datos	439.877	0	0	0	0	0	439.877
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.951.970	0	0	0	0	0	1.951.970
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.945.004	0	0	0	0	0	1.945.004
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	6.966	0	0	0	0	0	6.966
403	18	00	00	Impuestos indirectos	1.100.787	0	0	0	0	0	1.100.787
403	18	01	00	Impuesto al valor agregado	1.100.787	0	0	0	0	0	1.100.787
403	99	00	00	Otros servicios no personales	442.617	0	0	0	0	0	442.617
403	99	01	00	Otros servicios no personales	442.617	0	0	0	0	0	442.617
404	**00**	**00**	**00**	**Activos reales**	**1.186.095**	**0**	**0**	**0**	**0**	0	**1.186.095**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	102.972	0	0	0	0	0	102.972

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO

META: 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 210045003 FUNCIONAMIENTO DE SERVICIOS INTEGRALES

UNIDAD DE MEDIDA: MANTENIMIENTO REALIZADO

META: 26

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	05	00	Maquinaria y equipos industriales y de taller	102.972	0	0	0	0	0	102.972
404	05	00	00	Equipos de comunicaciones y de señalamiento	175.268	0	0	0	0	0	175.268
404	05	01	00	Equipos de telecomunicaciones	175.268	0	0	0	0	0	175.268
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	16.614	0	0	0	0	0	16.614
404	08	02	00	Equipos y armamentos de seguridad para la custodia y resguardo de personas	16.614	0	0	0	0	0	16.614
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	891.241	0	0	0	0	0	891.241
404	09	01	00	Mobiliario y equipos de oficina	334	0	0	0	0	0	334
404	09	02	00	Equipos de computación	63.072	0	0	0	0	0	63.072
404	09	03	00	Mobiliario y equipos de alojamiento	827.835	0	0	0	0	0	827.835
				Totales	**10.274.013**	**0**	**0**	**0**	**0**	0	**10.274.013**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210045004 ADECUACIÓN DE LA INFRAESTRUCTURA FÍSICA Y TECNOLÓGICA DE LAS SEDES DE LA DEFENSA PÚBLICA REGIÓN ORIENTAL

UNIDAD DE MEDIDA: SEDE ADECUADA **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**65.929**	**0**	**0**	**0**	**0**	0	**65.929**
402	10	00	00	Productos varios y útiles diversos	65.929	0	0	0	0	0	65.929
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	65.929	0	0	0	0	0	65.929
403	**00**	**00**	**00**	**Servicios no personales**	**2.887.338**	**0**	**0**	**0**	**0**	0	**2.887.338**
403	01	00	00	Alquileres de inmuebles	1.945.750	0	0	0	0	0	1.945.750
403	01	01	00	Alquileres de edificios y locales	1.945.750	0	0	0	0	0	1.945.750
403	04	00	00	Servicios básicos	10.684	0	0	0	0	0	10.684
403	04	05	00	Servicio de comunicaciones	10.684	0	0	0	0	0	10.684
403	18	00	00	Impuestos indirectos	930.904	0	0	0	0	0	930.904
403	18	01	00	Impuesto al valor agregado	930.904	0	0	0	0	0	930.904
404	**00**	**00**	**00**	**Activos reales**	**5.735.172**	**0**	**0**	**0**	**0**	0	**5.735.172**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	2.696.121	0	0	0	0	0	2.696.121
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	2.696.121	0	0	0	0	0	2.696.121
404	05	00	00	Equipos de comunicaciones y de señalamiento	796.953	0	0	0	0	0	796.953
404	05	01	00	Equipos de telecomunicaciones	796.953	0	0	0	0	0	796.953
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.161.371	0	0	0	0	0	1.161.371
404	09	01	00	Mobiliario y equipos de oficina	659.912	0	0	0	0	0	659.912
404	09	02	00	Equipos de computación	501.459	0	0	0	0	0	501.459
404	11	00	00	Inmuebles, maquinaria y equipos usados	1.080.727	0	0	0	0	0	1.080.727
404	11	02	00	Adquisición de edificios e instalaciones	1.080.727	0	0	0	0	0	1.080.727
				Totales	**8.688.439**	**0**	**0**	**0**	**0**	0	**8.688.439**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210045005 CREACIÓN DEL LABORATORIO DE IDENTIFICACIÓN GENÉTICA FORENSE DE LA DEFENSA PÚBLICA (FASE II)

UNIDAD DE MEDIDA: LABORATORIO CERTIFICADO **META:** 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**143.146**	**0**	**0**	**0**	**0**	0	**143.146**
402	03	00	00	Textiles y vestuarios	4.034	0	0	0	0	0	4.034
402	03	02	00	Prendas de vestir	4.034	0	0	0	0	0	4.034
402	05	00	00	Productos de papel, cartón e impresos	3.847	0	0	0	0	0	3.847
402	05	01	00	Pulpa de madera, papel y cartón	3.643	0	0	0	0	0	3.643
402	05	02	00	Envases y cajas de papel y cartón	204	0	0	0	0	0	204
402	06	00	00	Productos químicos y derivados	116.053	0	0	0	0	0	116.053
402	06	01	00	Sustancias químicas y de uso industrial	1.460	0	0	0	0	0	1.460
402	06	04	00	Productos farmacéuticos y medicamentos	114.063	0	0	0	0	0	114.063
402	06	08	00	Productos plásticos	530	0	0	0	0	0	530
402	07	00	00	Productos minerales no metálicos	1.679	0	0	0	0	0	1.679
402	07	01	00	Productos de barro, loza y porcelana	276	0	0	0	0	0	276
402	07	02	00	Vidrios y productos de vidrio	1.403	0	0	0	0	0	1.403
402	10	00	00	Productos varios y útiles diversos	17.533	0	0	0	0	0	17.533
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	16.513	0	0	0	0	0	16.513
402	10	07	00	Productos de seguridad en el trabajo	1.020	0	0	0	0	0	1.020
403	**00**	**00**	**00**	**Servicios no personales**	**154.033**	**0**	**0**	**0**	**0**	0	**154.033**
403	12	00	00	Conservación y reparaciones menores de obras	95.639	0	0	0	0	0	95.639
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	95.639	0	0	0	0	0	95.639
403	18	00	00	Impuestos indirectos	58.394	0	0	0	0	0	58.394
403	18	01	00	Impuesto al valor agregado	58.394	0	0	0	0	0	58.394
404	**00**	**00**	**00**	**Activos reales**	**247.836**	**0**	**0**	**0**	**0**	0	**247.836**
404	05	00	00	Equipos de comunicaciones y de señalamiento	97.022	0	0	0	0	0	97.022
404	05	01	00	Equipos de telecomunicaciones	97.022	0	0	0	0	0	97.022

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210045005 CREACIÓN DEL LABORATORIO DE IDENTIFICACIÓN GENÉTICA FORENSE DE LA DEFENSA PÚBLICA (FASE II)

UNIDAD DE MEDIDA: LABORATORIO CERTIFICADO **META:** 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	150.814	0	0	0	0	0	150.814
404	09	01	00	Mobiliario y equipos de oficina	71.637	0	0	0	0	0	71.637
404	09	02	00	Equipos de computación	79.177	0	0	0	0	0	79.177
				Totales	**545.015**	**0**	**0**	**0**	**0**	0	**545.015**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210045006 CREACIÓN DE LA GUARDERIA INFANTIL

UNIDAD DE MEDIDA: *ESPACIO* **META:** 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**156.728**	**0**	**0**	**0**	**0**	0	**156.728**
402	01	00	00	Productos alimenticios y agropecuarios	52.751	0	0	0	0	0	52.751
402	01	01	00	Alimentos y bebidas para personas	52.751	0	0	0	0	0	52.751
402	03	00	00	Textiles y vestuarios	34.210	0	0	0	0	0	34.210
402	03	01	00	Textiles	29.209	0	0	0	0	0	29.209
402	03	02	00	Prendas de vestir	5.001	0	0	0	0	0	5.001
402	05	00	00	Productos de papel, cartón e impresos	16.577	0	0	0	0	0	16.577
402	05	01	00	Pulpa de madera, papel y cartón	2.308	0	0	0	0	0	2.308
402	05	02	00	Envases y cajas de papel y cartón	638	0	0	0	0	0	638
402	05	03	00	Productos de papel y cartón para oficina	13.631	0	0	0	0	0	13.631
402	06	00	00	Productos químicos y derivados	5.881	0	0	0	0	0	5.881
402	06	03	00	Tintas, pinturas y colorantes	185	0	0	0	0	0	185
402	06	05	00	Productos de tocador	3.068	0	0	0	0	0	3.068
402	06	08	00	Productos plásticos	2.628	0	0	0	0	0	2.628
402	10	00	00	Productos varios y útiles diversos	47.309	0	0	0	0	0	47.309
402	10	01	00	Artículos de deporte, recreación y juguetes	15.147	0	0	0	0	0	15.147
402	10	03	00	Utensilios de cocina y comedor	9.767	0	0	0	0	0	9.767
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	21.668	0	0	0	0	0	21.668
402	10	99	00	Otros productos y útiles diversos	727	0	0	0	0	0	727
403	**00**	**00**	**00**	**Servicios no personales**	**355.820**	**0**	**0**	**0**	**0**	0	**355.820**
403	10	00	00	Servicios profesionales y técnicos	74.280	0	0	0	0	0	74.280
403	10	99	00	Otros servicios profesionales y técnicos	74.280	0	0	0	0	0	74.280
403	12	00	00	Conservación y reparaciones menores de obras	174.105	0	0	0	0	0	174.105
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	174.105	0	0	0	0	0	174.105

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210045006 CREACIÓN DE LA GUARDERIA INFANTIL

UNIDAD DE MEDIDA: ESPACIO **META:** 1

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	107.435	0	0	0	0	0	107.435
403	18	01	00	Impuesto al valor agregado	107.435	0	0	0	0	0	107.435
404	**00**	**00**	**00**	**Activos reales**	**490.174**	**0**	**0**	**0**	**0**	0	**490.174**
404	05	00	00	Equipos de comunicaciones y de señalamiento	14.518	0	0	0	0	0	14.518
404	05	01	00	Equipos de telecomunicaciones	14.518	0	0	0	0	0	14.518
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	10.472	0	0	0	0	0	10.472
404	07	02	00	Equipos de enseñanza, deporte y recreación	10.472	0	0	0	0	0	10.472
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	465.184	0	0	0	0	0	465.184
404	09	01	00	Mobiliario y equipos de oficina	36.502	0	0	0	0	0	36.502
404	09	02	00	Equipos de computación	269.147	0	0	0	0	0	269.147
404	09	03	00	Mobiliario y equipos de alojamiento	156.188	0	0	0	0	0	156.188
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	3.347	0	0	0	0	0	3.347
				Totales	**1.002.722**	**0**	**0**	**0**	**0**	0	**1.002.722**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210045007 FORTALECIMIENTO DE LA INFRAESTRUCTURA FÍSICA, TECNOLÓGICA Y DE SEGURIDAD DE SEDES DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: SEDE REHABILITADA **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
403	**00**	**00**	**00**	**Servicios no personales**	**1.149.575**	**0**	**0**	**0**	**0**	0	**1.149.575**
403	06	00	00	Servicios de transporte y almacenaje	6.742	0	0	0	0	0	6.742
403	06	03	00	Estacionamiento	6.742	0	0	0	0	0	6.742
403	10	00	00	Servicios profesionales y técnicos	178.527	0	0	0	0	0	178.527
403	10	99	00	Otros servicios profesionales y técnicos	178.527	0	0	0	0	0	178.527
403	12	00	00	Conservación y reparaciones menores de obras	159.399	0	0	0	0	0	159.399
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	159.399	0	0	0	0	0	159.399
403	18	00	00	Impuestos indirectos	804.907	0	0	0	0	0	804.907
403	18	01	00	Impuesto al valor agregado	804.907	0	0	0	0	0	804.907
404	**00**	**00**	**00**	**Activos reales**	**6.362.892**	**0**	**0**	**0**	**0**	0	**6.362.892**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	4.261.372	0	0	0	0	0	4.261.372
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	4.261.372	0	0	0	0	0	4.261.372
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	647.798	0	0	0	0	0	647.798
404	09	03	00	Mobiliario y equipos de alojamiento	647.798	0	0	0	0	0	647.798
404	11	00	00	Inmuebles, maquinaria y equipos usados	1.453.722	0	0	0	0	0	1.453.722
404	11	02	00	Adquisición de edificios e instalaciones	1.453.722	0	0	0	0	0	1.453.722
				Totales	**7.512.467**	**0**	**0**	**0**	**0**	0	**7.512.467**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210045008 REHABILITACIÓN DE TRES (3) PISOS DE LA SEDE CENTRAL DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: ESPACIO **META:** 3

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**31.350**	**0**	**0**	**0**	**0**	0	**31.350**
402	08	00	00	Productos metálicos	31.350	0	0	0	0	0	31.350
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	31.350	0	0	0	0	0	31.350
403	**00**	**00**	**00**	**Servicios no personales**	**1.320.812**	**0**	**0**	**0**	**0**	0	**1.320.812**
403	10	00	00	Servicios profesionales y técnicos	36.662	0	0	0	0	0	36.662
403	10	99	00	Otros servicios profesionales y técnicos	36.662	0	0	0	0	0	36.662
403	12	00	00	Conservación y reparaciones menores de obras	209.939	0	0	0	0	0	209.939
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	209.939	0	0	0	0	0	209.939
403	18	00	00	Impuestos indirectos	1.074.211	0	0	0	0	0	1.074.211
403	18	01	00	Impuesto al valor agregado	1.074.211	0	0	0	0	0	1.074.211
404	**00**	**00**	**00**	**Activos reales**	**8.673.806**	**0**	**0**	**0**	**0**	0	**8.673.806**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	4.253.679	0	0	0	0	0	4.253.679
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	4.253.679	0	0	0	0	0	4.253.679
404	05	00	00	Equipos de comunicaciones y de señalamiento	774.911	0	0	0	0	0	774.911
404	05	01	00	Equipos de telecomunicaciones	774.911	0	0	0	0	0	774.911
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.645.216	0	0	0	0	0	3.645.216
404	09	01	00	Mobiliario y equipos de oficina	2.671.134	0	0	0	0	0	2.671.134
404	09	02	00	Equipos de computación	974.082	0	0	0	0	0	974.082
				Totales	**10.025.968**	**0**	**0**	**0**	**0**	0	**10.025.968**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210045009 FORMACIÓN CIUDADANA E INSTITUCIONAL DE LOS FUNCIONARIOS (AS) DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: CAPACITACIÓN **META:** 425

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.578.536**	**0**	**0**	**0**	**0**	0	**1.578.536**
403	10	00	00	Servicios profesionales y técnicos	1.409.407	0	0	0	0	0	1.409.407
403	10	07	00	Servicios de capacitación y adiestramiento	1.409.407	0	0	0	0	0	1.409.407
403	18	00	00	Impuestos indirectos	169.129	0	0	0	0	0	169.129
403	18	01	00	Impuesto al valor agregado	169.129	0	0	0	0	0	169.129
				Totales	**1.578.536**	**0**	**0**	**0**	**0**	0	**1.578.536**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210045010 CALIDAD Y EFICACIA DE LA ATENCIÓN A LA POBLACIÓN A NIVEL NACIONAL

UNIDAD DE MEDIDA: JORNADA **META:** 730

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.443.677**	**0**	**0**	**0**	**0**	0	**1.443.677**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.252.432	0	0	0	0	0	1.252.432
403	07	03	00	Relaciones sociales	1.252.432	0	0	0	0	0	1.252.432
403	18	00	00	Impuestos indirectos	191.245	0	0	0	0	0	191.245
403	18	01	00	Impuesto al valor agregado	191.245	0	0	0	0	0	191.245
404	**00**	**00**	**00**	**Activos reales**	**341.277**	**0**	**0**	**0**	**0**	0	**341.277**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	68.153	0	0	0	0	0	68.153
404	09	02	00	Equipos de computación	68.153	0	0	0	0	0	68.153
404	12	00	00	Activos intangibles	273.124	0	0	0	0	0	273.124
404	12	04	00	Paquetes y programas de computación	273.124	0	0	0	0	0	273.124
				Totales	**1.784.954**	**0**	**0**	**0**	**0**	0	**1.784.954**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210045011 PLAN INTEGRAL COMUICACIONAL DE LA DEFENSA PÚBLICA

UNIDAD DE MEDIDA: PLAN **META:** 4

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**123.352**	**0**	**0**	**0**	**0**	0	**123.352**
402	03	00	00	Textiles y vestuarios	123.352	0	0	0	0	0	123.352
402	03	02	00	Prendas de vestir	123.352	0	0	0	0	0	123.352
403	**00**	**00**	**00**	**Servicios no personales**	**877.617**	**0**	**0**	**0**	**0**	0	**877.617**
403	07	00	00	Servicios de información, impresión y relaciones públicas	636.478	0	0	0	0	0	636.478
403	07	01	00	Publicidad y propaganda	343.199	0	0	0	0	0	343.199
403	07	03	00	Relaciones sociales	293.279	0	0	0	0	0	293.279
403	10	00	00	Servicios profesionales y técnicos	98.699	0	0	0	0	0	98.699
403	10	99	00	Otros servicios profesionales y técnicos	98.699	0	0	0	0	0	98.699
403	18	00	00	Impuestos indirectos	142.440	0	0	0	0	0	142.440
403	18	01	00	Impuesto al valor agregado	142.440	0	0	0	0	0	142.440
404	**00**	**00**	**00**	**Activos reales**	**328.471**	**0**	**0**	**0**	**0**	0	**328.471**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	328.471	0	0	0	0	0	328.471
404	09	01	00	Mobiliario y equipos de oficina	328.471	0	0	0	0	0	328.471
				Totales	**1.329.440**	**0**	**0**	**0**	**0**	0	**1.329.440**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210045012 SISTEMA COMUNICACIONAL DE SERVICIO DE JUSTICIA JOSÉ FELIX RIBAS

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 14

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**361.996**	**0**	**0**	**0**	**0**	0	**361.996**
402	10	00	00	Productos varios y útiles diversos	357.788	0	0	0	0	0	357.788
402	10	08	00	Materiales para equipos de computación	348.795	0	0	0	0	0	348.795
402	10	13	00	Materiales fotográficos	8.993	0	0	0	0	0	8.993
402	99	00	00	Otros materiales y suministros	4.208	0	0	0	0	0	4.208
402	99	01	00	Otros materiales y suministros	4.208	0	0	0	0	0	4.208
403	**00**	**00**	**00**	**Servicios no personales**	**150.558**	**0**	**0**	**0**	**0**	0	**150.558**
403	18	00	00	Impuestos indirectos	150.558	0	0	0	0	0	150.558
403	18	01	00	Impuesto al valor agregado	150.558	0	0	0	0	0	150.558
404	**00**	**00**	**00**	**Activos reales**	**892.656**	**0**	**0**	**0**	**0**	0	**892.656**
404	05	00	00	Equipos de comunicaciones y de señalamiento	562.204	0	0	0	0	0	562.204
404	05	01	00	Equipos de telecomunicaciones	562.204	0	0	0	0	0	562.204
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	244.071	0	0	0	0	0	244.071
404	09	02	00	Equipos de computación	244.071	0	0	0	0	0	244.071
404	12	00	00	Activos intangibles	86.381	0	0	0	0	0	86.381
404	12	04	00	Paquetes y programas de computación	86.381	0	0	0	0	0	86.381
				Totales	**1.405.210**	**0**	**0**	**0**	**0**	0	**1.405.210**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **PROYECTO:** 113991 210045000 DESARROLLO INSTITUCIONAL DE LA DEFENSA PÚBLICA

OBJETIVO DEL PROYECTO: GENERAR UN SERVICIO DE ADMINISTRACIÓN DE JUSTICIA, EQUIDAD, JUSTA Y OPORTUNA

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 2

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 210045013 FUNCIONAMIENTO DE LA UNIDAD DE AUDITORIA

UNIDAD DE MEDIDA: INFORME DE AUDITORÍA **META:** 12

RESPONSABLE/EJECUTOR: DEFENSA PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**110.288**	**0**	**0**	**0**	**0**	0	**110.288**
402	05	00	00	Productos de papel, cartón e impresos	42.890	0	0	0	0	0	42.890
402	05	03	00	Productos de papel y cartón para oficina	25.046	0	0	0	0	0	25.046
402	05	04	00	Libros, revistas y periódicos	17.844	0	0	0	0	0	17.844
402	10	00	00	Productos varios y útiles diversos	54.930	0	0	0	0	0	54.930
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	44.325	0	0	0	0	0	44.325
402	10	08	00	Materiales para equipos de computación	10.605	0	0	0	0	0	10.605
402	99	00	00	Otros materiales y suministros	12.468	0	0	0	0	0	12.468
402	99	01	00	Otros materiales y suministros	12.468	0	0	0	0	0	12.468
403	**00**	**00**	**00**	**Servicios no personales**	**92.814**	**0**	**0**	**0**	**0**	0	**92.814**
403	07	00	00	Servicios de información, impresión y relaciones públicas	26.430	0	0	0	0	0	26.430
403	07	02	00	Imprenta y reproducción	26.430	0	0	0	0	0	26.430
403	09	00	00	Viáticos y pasajes	49.978	0	0	0	0	0	49.978
403	09	01	00	Viáticos y pasajes dentro del país	49.978	0	0	0	0	0	49.978
403	18	00	00	Impuestos indirectos	16.406	0	0	0	0	0	16.406
403	18	01	00	Impuesto al valor agregado	16.406	0	0	0	0	0	16.406
				Totales	**203.102**	**0**	**0**	**0**	**0**	0	**203.102**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 219999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.644.605

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.644.605**	**0**	**0**	**0**	**0**	**0**	**1.644.605**
407	01	00	00	Transferencias y donaciones corrientes internas	1.644.605	0	0	0	0	0	1.644.605
407	01	03	00	Transferencias corrientes internas al sector público	1.644.605	0	0	0	0	0	1.644.605
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.644.605	0	0	0	0	0	1.644.605
				Totales	**1.644.605**	**0**	**0**	**0**	**0**	**0**	**1.644.605**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 219999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.644.605

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.644.605**	**0**	**0**	**0**	**0**	**0**	**1.644.605**
407	01	00	00	Transferencias y donaciones corrientes internas	1.644.605	0	0	0	0	0	1.644.605
407	01	03	00	Transferencias corrientes internas al sector público	1.644.605	0	0	0	0	0	1.644.605
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.644.605	0	0	0	0	0	1.644.605
				- A0475 Fundación Gaceta Forense	1.644.605	0	0	0	0	0	1.644.605
				Totales	**1.644.605**	**0**	**0**	**0**	**0**	**0**	**1.644.605**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

PROYECTO: 219999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.644.605

RESPONSABLE/EJECUTOR: GERENCIA GENERAL DE ADMINISTRACIÓN Y SERVICIOS

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 219999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN GACETA FORENSE

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.644.605

RESPONSABLE/EJECUTOR: FUNDACIÓN GACETA FORENSE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.644.605**	**0**	**0**	**0**	**0**	0	**1.644.605**
407	01	00	00	Transferencias y donaciones corrientes internas	1.644.605	0	0	0	0	0	1.644.605
407	01	03	00	Transferencias corrientes internas al sector público	1.644.605	0	0	0	0	0	1.644.605
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.644.605	0	0	0	0	0	1.644.605
				Totales	**1.644.605**	**0**	**0**	**0**	**0**	0	**1.644.605**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**827.383.409**	**0**	**0**	**0**	**0**	**0**	**827.383.409**
401	01	00	00	Sueldos, salarios y otras retribuciones	189.787.700	0	0	0	0	0	189.787.700
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	137.087.533	0	0	0	0	0	137.087.533
401	01	03	00	Suplencias a empleados	626.202	0	0	0	0	0	626.202
401	01	08	00	Sueldo al personal en trámite de nombramiento	298.184	0	0	0	0	0	298.184
401	01	09	00	Remuneraciones al personal en período de disponibilidad	40.403	0	0	0	0	0	40.403
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.996.317	0	0	0	0	0	2.996.317
401	01	12	00	Salarios a obreros en puestos no permanentes	492.794	0	0	0	0	0	492.794
401	01	13	00	Suplencias a obreros	38.625	0	0	0	0	0	38.625
401	01	18	00	Remuneraciones al personal contratado	47.686.030	0	0	0	0	0	47.686.030
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	335.852	0	0	0	0	0	335.852
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	185.760	0	0	0	0	0	185.760
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	6.154.176	0	0	0	0	0	6.154.176
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	6.003.642	0	0	0	0	0	6.003.642
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	150.534	0	0	0	0	0	150.534
401	03	00	00	Primas	23.705.365	0	0	0	0	0	23.705.365
401	03	01	00	Primas por mérito a empleados	4.634.419	0	0	0	0	0	4.634.419
401	03	02	00	Primas de transporte a empleados	189.875	0	0	0	0	0	189.875
401	03	08	00	Primas de profesionalización a empleados	1.071.160	0	0	0	0	0	1.071.160
401	03	09	00	Primas por antigüedad a empleados	16.661.812	0	0	0	0	0	16.661.812
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	372.218	0	0	0	0	0	372.218
401	03	16	00	Primas por mérito a obreros	202.963	0	0	0	0	0	202.963
401	03	17	00	Primas de transporte a obreros	20.911	0	0	0	0	0	20.911
401	03	19	00	Primas por hijos de obreros	142.800	0	0	0	0	0	142.800
401	03	21	00	Primas por antigüedad a obreros	403.015	0	0	0	0	0	403.015
401	03	47	00	Primas al personal de alto nivel y de dirección	6.192	0	0	0	0	0	6.192
401	04	00	00	Complementos de sueldos y salarios	465.638.231	0	0	0	0	0	465.638.231
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.971.500	0	0	0	0	0	2.971.500
401	04	02	00	Complemento a empleados por trabajo nocturno	163.200	0	0	0	0	0	163.200
401	04	05	00	Complemento a empleados por gastos de representación	9.867	0	0	0	0	0	9.867
401	04	08	00	Bono compensatorio de alimentación a empleados	405.298.080	0	0	0	0	0	405.298.080
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	75.668	0	0	0	0	0	75.668

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **ACCIÓN CENTRALIZADA:** 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	14.261	0	0	0	0	0	14.261
401	04	16	00	Complemento a obreros por gastos de alimentación	61.920	0	0	0	0	0	61.920
401	04	18	00	Bono compensatorio de alimentación a obreros	13.078.080	0	0	0	0	0	13.078.080
401	04	19	00	Bono compensatorio de transporte a obreros	3.882	0	0	0	0	0	3.882
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	539.408	0	0	0	0	0	539.408
401	04	26	00	Bono compensatorio de alimentación al personal contratado	31.245.120	0	0	0	0	0	31.245.120
401	04	96	00	Otros complementos a empleados	9.931.478	0	0	0	0	0	9.931.478
401	04	97	00	Otros complementos a obreros	726.636	0	0	0	0	0	726.636
401	04	98	00	Otros complementos al personal contratado	1.519.131	0	0	0	0	0	1.519.131
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	93.674.978	0	0	0	0	0	93.674.978
401	05	01	00	Aguinaldos a empleados	54.732.510	0	0	0	0	0	54.732.510
401	05	03	00	Bono vacacional a empleados	14.959.498	0	0	0	0	0	14.959.498
401	05	04	00	Aguinaldos a obreros	1.023.886	0	0	0	0	0	1.023.886
401	05	06	00	Bono vacacional a obreros	461.435	0	0	0	0	0	461.435
401	05	07	00	Aguinaldos al personal contratado	17.432.879	0	0	0	0	0	17.432.879
401	05	08	00	Bono vacacional al personal contratado	4.975.420	0	0	0	0	0	4.975.420
401	05	17	00	Utilidades legales y convencionales al personal de alto nivel y de dirección	70.449	0	0	0	0	0	70.449
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	18.901	0	0	0	0	0	18.901
401	06	00	00	Aportes patronales y legales	21.972.721	0	0	0	0	0	21.972.721
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	11.425.569	0	0	0	0	0	11.425.569
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.759.124	0	0	0	0	0	2.759.124
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	2.741.698	0	0	0	0	0	2.741.698
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	264.808	0	0	0	0	0	264.808
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	58.846	0	0	0	0	0	58.846
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	59.398	0	0	0	0	0	59.398
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	3.823.007	0	0	0	0	0	3.823.007
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	825.578	0	0	0	0	0	825.578
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	10.978	0	0	0	0	0	10.978
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	3.715	0	0	0	0	0	3.715
401	07	00	00	Asistencia socio-económica	26.450.238	0	0	0	0	0	26.450.238
401	07	02	00	Becas a empleados	79.811	0	0	0	0	0	79.811
401	07	03	00	Ayudas por matrimonio a empleados	12.055	0	0	0	0	0	12.055

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	15.701	0	0	0	0	0	15.701
401	07	05	00	Ayudas por defunción a empleados	18.118	0	0	0	0	0	18.118
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	15.137.061	0	0	0	0	0	15.137.061
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	21.045	0	0	0	0	0	21.045
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.032.635	0	0	0	0	0	1.032.635
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.288.230	0	0	0	0	0	1.288.230
401	07	18	00	Becas a obreros	154.786	0	0	0	0	0	154.786
401	07	19	00	Ayudas por matrimonio de obreros	4.059	0	0	0	0	0	4.059
401	07	20	00	Ayudas por nacimiento de hijos de obreros	4.059	0	0	0	0	0	4.059
401	07	21	00	Ayudas por defunción a obreros	16.732	0	0	0	0	0	16.732
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	220.484	0	0	0	0	0	220.484
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	7.245	0	0	0	0	0	7.245
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	80.810	0	0	0	0	0	80.810
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	204.585	0	0	0	0	0	204.585
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	27.864	0	0	0	0	0	27.864
401	07	96	00	Otras subvenciones a empleados	6.297.696	0	0	0	0	0	6.297.696
401	07	97	00	Otras subvenciones a obreros	1.827.262	0	0	0	0	0	1.827.262
403	**00**	**00**	**00**	**Servicios no personales**	**13.617.220**	**0**	**0**	**0**	**0**	**0**	**13.617.220**
403	10	00	00	Servicios profesionales y técnicos	106.000	0	0	0	0	0	106.000
403	10	07	00	Servicios de capacitación y adiestramiento	106.000	0	0	0	0	0	106.000
403	18	00	00	Impuestos indirectos	1.880.236	0	0	0	0	0	1.880.236
403	18	01	00	Impuesto al valor agregado	1.880.236	0	0	0	0	0	1.880.236
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	11.630.984	0	0	0	0	0	11.630.984
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	11.630.984	0	0	0	0	0	11.630.984
				Totales	**841.000.629**	**0**	**0**	**0**	**0**	**0**	**841.000.629**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **ACCIÓN CENTRALIZADA:** 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 210001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**827.383.409**	**0**	**0**	**0**	**0**	**0**	**827.383.409**
401	01	00	00	Sueldos, salarios y otras retribuciones	189.787.700	0	0	0	0	0	189.787.700
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	137.087.533	0	0	0	0	0	137.087.533
401	01	03	00	Suplencias a empleados	626.202	0	0	0	0	0	626.202
401	01	08	00	Sueldo al personal en trámite de nombramiento	298.184	0	0	0	0	0	298.184
401	01	09	00	Remuneraciones al personal en período de disponibilidad	40.403	0	0	0	0	0	40.403
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.996.317	0	0	0	0	0	2.996.317
401	01	12	00	Salarios a obreros en puestos no permanentes	492.794	0	0	0	0	0	492.794
401	01	13	00	Suplencias a obreros	38.625	0	0	0	0	0	38.625
401	01	18	00	Remuneraciones al personal contratado	47.686.030	0	0	0	0	0	47.686.030
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	335.852	0	0	0	0	0	335.852
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	185.760	0	0	0	0	0	185.760
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	6.154.176	0	0	0	0	0	6.154.176
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	6.003.642	0	0	0	0	0	6.003.642
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	150.534	0	0	0	0	0	150.534
401	03	00	00	Primas	23.705.365	0	0	0	0	0	23.705.365
401	03	01	00	Primas por mérito a empleados	4.634.419	0	0	0	0	0	4.634.419
401	03	02	00	Primas de transporte a empleados	189.875	0	0	0	0	0	189.875
401	03	08	00	Primas de profesionalización a empleados	1.071.160	0	0	0	0	0	1.071.160
401	03	09	00	Primas por antigüedad a empleados	16.661.812	0	0	0	0	0	16.661.812
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	372.218	0	0	0	0	0	372.218
401	03	16	00	Primas por mérito a obreros	202.963	0	0	0	0	0	202.963
401	03	17	00	Primas de transporte a obreros	20.911	0	0	0	0	0	20.911
401	03	19	00	Primas por hijos de obreros	142.800	0	0	0	0	0	142.800
401	03	21	00	Primas por antigüedad a obreros	403.015	0	0	0	0	0	403.015
401	03	47	00	Primas al personal de alto nivel y de dirección	6.192	0	0	0	0	0	6.192
401	04	00	00	Complementos de sueldos y salarios	465.638.231	0	0	0	0	0	465.638.231
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	2.971.500	0	0	0	0	0	2.971.500

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **ACCIÓN CENTRALIZADA:** 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 210001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	02	00	Complemento a empleados por trabajo nocturno	163.200	0	0	0	0	0	163.200
401	04	05	00	Complemento a empleados por gastos de representación	9.867	0	0	0	0	0	9.867
401	04	08	00	Bono compensatorio de alimentación a empleados	405.298.080	0	0	0	0	0	405.298.080
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	75.668	0	0	0	0	0	75.668
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	14.261	0	0	0	0	0	14.261
401	04	16	00	Complemento a obreros por gastos de alimentación	61.920	0	0	0	0	0	61.920
401	04	18	00	Bono compensatorio de alimentación a obreros	13.078.080	0	0	0	0	0	13.078.080
401	04	19	00	Bono compensatorio de transporte a obreros	3.882	0	0	0	0	0	3.882
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	539.408	0	0	0	0	0	539.408
401	04	26	00	Bono compensatorio de alimentación al personal contratado	31.245.120	0	0	0	0	0	31.245.120
401	04	96	00	Otros complementos a empleados	9.931.478	0	0	0	0	0	9.931.478
401	04	97	00	Otros complementos a obreros	726.636	0	0	0	0	0	726.636
401	04	98	00	Otros complementos al personal contratado	1.519.131	0	0	0	0	0	1.519.131
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	93.674.978	0	0	0	0	0	93.674.978
401	05	01	00	Aguinaldos a empleados	54.732.510	0	0	0	0	0	54.732.510
401	05	03	00	Bono vacacional a empleados	14.959.498	0	0	0	0	0	14.959.498
401	05	04	00	Aguinaldos a obreros	1.023.886	0	0	0	0	0	1.023.886
401	05	06	00	Bono vacacional a obreros	461.435	0	0	0	0	0	461.435
401	05	07	00	Aguinaldos al personal contratado	17.432.879	0	0	0	0	0	17.432.879
401	05	08	00	Bono vacacional al personal contratado	4.975.420	0	0	0	0	0	4.975.420
401	05	17	00	Utilidades legales y convencionales al personal de alto nivel y de dirección	70.449	0	0	0	0	0	70.449
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	18.901	0	0	0	0	0	18.901
401	06	00	00	Aportes patronales y legales	21.972.721	0	0	0	0	0	21.972.721
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	11.425.569	0	0	0	0	0	11.425.569
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.759.124	0	0	0	0	0	2.759.124
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	2.741.698	0	0	0	0	0	2.741.698
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	264.808	0	0	0	0	0	264.808
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	58.846	0	0	0	0	0	58.846

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 210001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	59.398	0	0	0	0	0	59.398
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	3.823.007	0	0	0	0	0	3.823.007
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	825.578	0	0	0	0	0	825.578
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	10.978	0	0	0	0	0	10.978
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	3.715	0	0	0	0	0	3.715
401	07	00	00	Asistencia socio-económica	26.450.238	0	0	0	0	0	26.450.238
401	07	02	00	Becas a empleados	79.811	0	0	0	0	0	79.811
401	07	03	00	Ayudas por matrimonio a empleados	12.055	0	0	0	0	0	12.055
401	07	04	00	Ayudas por nacimiento de hijos a empleados	15.701	0	0	0	0	0	15.701
401	07	05	00	Ayudas por defunción a empleados	18.118	0	0	0	0	0	18.118
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	15.137.061	0	0	0	0	0	15.137.061
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	21.045	0	0	0	0	0	21.045
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.032.635	0	0	0	0	0	1.032.635
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.288.230	0	0	0	0	0	1.288.230
401	07	18	00	Becas a obreros	154.786	0	0	0	0	0	154.786
401	07	19	00	Ayudas por matrimonio de obreros	4.059	0	0	0	0	0	4.059
401	07	20	00	Ayudas por nacimiento de hijos de obreros	4.059	0	0	0	0	0	4.059
401	07	21	00	Ayudas por defunción a obreros	16.732	0	0	0	0	0	16.732
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	220.484	0	0	0	0	0	220.484
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	7.245	0	0	0	0	0	7.245
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	80.810	0	0	0	0	0	80.810
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	204.585	0	0	0	0	0	204.585
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	27.864	0	0	0	0	0	27.864
401	07	96	00	Otras subvenciones a empleados	6.297.696	0	0	0	0	0	6.297.696
401	07	97	00	Otras subvenciones a obreros	1.827.262	0	0	0	0	0	1.827.262
403	**00**	**00**	**00**	**Servicios no personales**	**13.617.220**	**0**	**0**	**0**	**0**	**0**	**13.617.220**
403	10	00	00	Servicios profesionales y técnicos	106.000	0	0	0	0	0	106.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 210001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	106.000	0	0	0	0	0	106.000
403	18	00	00	Impuestos indirectos	1.880.236	0	0	0	0	0	1.880.236
403	18	01	00	Impuesto al valor agregado	1.880.236	0	0	0	0	0	1.880.236
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	11.630.984	0	0	0	0	0	11.630.984
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	11.630.984	0	0	0	0	0	11.630.984
				Totales	**841.000.629**	**0**	**0**	**0**	**0**	**0**	**841.000.629**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.867.887**	**0**	**0**	**0**	**0**	**0**	**11.867.887**
402	01	00	00	Productos alimenticios y agropecuarios	1.320.382	0	0	0	0	0	1.320.382
402	01	01	00	Alimentos y bebidas para personas	1.313.418	0	0	0	0	0	1.313.418
402	01	03	00	Productos agrícolas y pecuarios	6.964	0	0	0	0	0	6.964
402	02	00	00	Productos de minas, canteras y yacimientos	2.391	0	0	0	0	0	2.391
402	02	05	00	Piedra, arcilla, arena y tierra	2.391	0	0	0	0	0	2.391
402	03	00	00	Textiles y vestuarios	344.272	0	0	0	0	0	344.272
402	03	01	00	Textiles	156.672	0	0	0	0	0	156.672
402	03	02	00	Prendas de vestir	183.290	0	0	0	0	0	183.290
402	03	03	00	Calzados	4.310	0	0	0	0	0	4.310
402	04	00	00	Productos de cuero y caucho	167.782	0	0	0	0	0	167.782
402	04	02	00	Productos de cuero y sucedáneos del cuero	16.146	0	0	0	0	0	16.146
402	04	03	00	Cauchos y tripas para vehículos	151.636	0	0	0	0	0	151.636
402	05	00	00	Productos de papel, cartón e impresos	3.800.361	0	0	0	0	0	3.800.361
402	05	01	00	Pulpa de madera, papel y cartón	740.293	0	0	0	0	0	740.293
402	05	02	00	Envases y cajas de papel y cartón	27.881	0	0	0	0	0	27.881
402	05	03	00	Productos de papel y cartón para oficina	2.621.519	0	0	0	0	0	2.621.519
402	05	04	00	Libros, revistas y periódicos	69.844	0	0	0	0	0	69.844
402	05	06	00	Productos de papel y cartón para computación	165.663	0	0	0	0	0	165.663
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	175.161	0	0	0	0	0	175.161
402	06	00	00	Productos químicos y derivados	2.135.330	0	0	0	0	0	2.135.330
402	06	01	00	Sustancias químicas y de uso industrial	9.688	0	0	0	0	0	9.688
402	06	02	00	Abonos, plaguicidas y otros	16.975	0	0	0	0	0	16.975
402	06	03	00	Tintas, pinturas y colorantes	923.005	0	0	0	0	0	923.005
402	06	04	00	Productos farmacéuticos y medicamentos	653.457	0	0	0	0	0	653.457
402	06	05	00	Productos de tocador	40.377	0	0	0	0	0	40.377
402	06	06	00	Combustibles y lubricantes	71.256	0	0	0	0	0	71.256
402	06	07	00	Productos diversos derivados del petróleo y del carbón	4.352	0	0	0	0	0	4.352
402	06	08	00	Productos plásticos	416.220	0	0	0	0	0	416.220
402	07	00	00	Productos minerales no metálicos	37.671	0	0	0	0	0	37.671
402	07	02	00	Vidrios y productos de vidrio	8.184	0	0	0	0	0	8.184
402	07	03	00	Productos de arcilla para construcción	7.611	0	0	0	0	0	7.611
402	07	04	00	Cemento, cal y yeso	21.876	0	0	0	0	0	21.876

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **ACCIÓN CENTRALIZADA:** 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	591.168	0	0	0	0	0	591.168
402	08	01	00	Productos primarios de hierro y acero	1.785	0	0	0	0	0	1.785
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	106.358	0	0	0	0	0	106.358
402	08	07	00	Material de señalamiento	124.068	0	0	0	0	0	124.068
402	08	09	00	Repuestos y accesorios para equipos de transporte	120.684	0	0	0	0	0	120.684
402	08	10	00	Repuestos y accesorios para otros equipos	182.075	0	0	0	0	0	182.075
402	08	99	00	Otros productos metálicos	56.198	0	0	0	0	0	56.198
402	10	00	00	Productos varios y útiles diversos	3.435.076	0	0	0	0	0	3.435.076
402	10	01	00	Artículos de deporte, recreación y juguetes	47.997	0	0	0	0	0	47.997
402	10	02	00	Materiales y útiles de limpieza y aseo	99.751	0	0	0	0	0	99.751
402	10	03	00	Utensilios de cocina y comedor	13.636	0	0	0	0	0	13.636
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	422.890	0	0	0	0	0	422.890
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	550.911	0	0	0	0	0	550.911
402	10	06	00	Condecoraciones, ofrendas y similares	15.834	0	0	0	0	0	15.834
402	10	07	00	Productos de seguridad en el trabajo	70.005	0	0	0	0	0	70.005
402	10	08	00	Materiales para equipos de computación	1.701.060	0	0	0	0	0	1.701.060
402	10	11	00	Materiales eléctricos	309.918	0	0	0	0	0	309.918
402	10	12	00	Materiales para instalaciones sanitarias	85.046	0	0	0	0	0	85.046
402	10	13	00	Materiales fotográficos	72.823	0	0	0	0	0	72.823
402	10	99	00	Otros productos y útiles diversos	45.205	0	0	0	0	0	45.205
402	99	00	00	Otros materiales y suministros	33.454	0	0	0	0	0	33.454
402	99	01	00	Otros materiales y suministros	33.454	0	0	0	0	0	33.454
403	**00**	**00**	**00**	**Servicios no personales**	**142.190.051**	**0**	**0**	**0**	**0**	**0**	**142.190.051**
403	01	00	00	Alquileres de inmuebles	13.274.087	0	0	0	0	0	13.274.087
403	01	01	00	Alquileres de edificios y locales	13.274.087	0	0	0	0	0	13.274.087
403	02	00	00	Alquileres de maquinaria y equipos	728.644	0	0	0	0	0	728.644
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	32.044	0	0	0	0	0	32.044
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	696.600	0	0	0	0	0	696.600
403	04	00	00	Servicios básicos	32.263.609	0	0	0	0	0	32.263.609
403	04	01	00	Electricidad	12.771.000	0	0	0	0	0	12.771.000
403	04	03	00	Agua	1.857.600	0	0	0	0	0	1.857.600
403	04	04	00	Teléfonos	11.029.500	0	0	0	0	0	11.029.500
403	04	05	00	Servicio de comunicaciones	1.053.265	0	0	0	0	0	1.053.265

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	06	00	Servicio de aseo urbano y domiciliario	642.768	0	0	0	0	0	642.768
403	04	07	00	Servicio de condominio	4.909.476	0	0	0	0	0	4.909.476
403	06	00	00	Servicios de transporte y almacenaje	870.660	0	0	0	0	0	870.660
403	06	01	00	Fletes y embalajes	2.783	0	0	0	0	0	2.783
403	06	03	00	Estacionamiento	332.592	0	0	0	0	0	332.592
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	535.285	0	0	0	0	0	535.285
403	07	00	00	Servicios de información, impresión y relaciones públicas	565.230	0	0	0	0	0	565.230
403	07	02	00	Imprenta y reproducción	204.573	0	0	0	0	0	204.573
403	07	03	00	Relaciones sociales	27.116	0	0	0	0	0	27.116
403	07	04	00	Avisos	333.541	0	0	0	0	0	333.541
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	4.252.965	0	0	0	0	0	4.252.965
403	08	01	00	Primas y gastos de seguros	4.252.439	0	0	0	0	0	4.252.439
403	08	02	00	Comisiones y gastos bancarios	526	0	0	0	0	0	526
403	09	00	00	Viáticos y pasajes	1.160.596	0	0	0	0	0	1.160.596
403	09	01	00	Viáticos y pasajes dentro del país	1.154.628	0	0	0	0	0	1.154.628
403	09	02	00	Viáticos y pasajes fuera del país	5.968	0	0	0	0	0	5.968
403	10	00	00	Servicios profesionales y técnicos	1.978.083	0	0	0	0	0	1.978.083
403	10	03	00	Servicios de procesamiento de datos	1.079.888	0	0	0	0	0	1.079.888
403	10	99	00	Otros servicios profesionales y técnicos	898.195	0	0	0	0	0	898.195
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	22.137.226	0	0	0	0	0	22.137.226
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.327.542	0	0	0	0	0	8.327.542
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	159.973	0	0	0	0	0	159.973
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	23.938	0	0	0	0	0	23.938
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	13.115.695	0	0	0	0	0	13.115.695
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	510.078	0	0	0	0	0	510.078
403	12	00	00	Conservación y reparaciones menores de obras	47.255.719	0	0	0	0	0	47.255.719
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	47.255.719	0	0	0	0	0	47.255.719
403	15	00	00	Servicios fiscales	86.713	0	0	0	0	0	86.713
403	15	02	00	Tasas y otros derechos obligatorios	86.713	0	0	0	0	0	86.713
403	18	00	00	Impuestos indirectos	17.500.125	0	0	0	0	0	17.500.125
403	18	01	00	Impuesto al valor agregado	17.500.125	0	0	0	0	0	17.500.125
403	99	00	00	Otros servicios no personales	116.394	0	0	0	0	0	116.394

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **ACCIÓN CENTRALIZADA:** 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	116.394	0	0	0	0	0	116.394
404	**00**	**00**	**00**	**Activos reales**	**19.599.083**	**0**	**0**	**0**	**0**	**0**	**19.599.083**
404	01	00	00	Repuestos y reparaciones mayores	185.118	0	0	0	0	0	185.118
404	01	01	00	Repuestos mayores	185.118	0	0	0	0	0	185.118
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	16.916	0	0	0	0	0	16.916
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	16.368	0	0	0	0	0	16.368
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	151.834	0	0	0	0	0	151.834
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.065.475	0	0	0	0	0	3.065.475
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.480.151	0	0	0	0	0	2.480.151
404	03	05	00	Maquinaria y equipos industriales y de taller	164.930	0	0	0	0	0	164.930
404	03	06	00	Maquinaria y equipos de energía	420.394	0	0	0	0	0	420.394
404	04	00	00	Equipos de transporte, tracción y elevación	5.184.518	0	0	0	0	0	5.184.518
404	04	01	00	Vehículos automotores terrestres	5.088.804	0	0	0	0	0	5.088.804
404	04	05	00	Vehículos de tracción no motorizados	55.386	0	0	0	0	0	55.386
404	04	06	00	Equipos auxiliares de transporte	40.328	0	0	0	0	0	40.328
404	05	00	00	Equipos de comunicaciones y de señalamiento	508.173	0	0	0	0	0	508.173
404	05	01	00	Equipos de telecomunicaciones	508.173	0	0	0	0	0	508.173
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	138.379	0	0	0	0	0	138.379
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	138.379	0	0	0	0	0	138.379
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	480.073	0	0	0	0	0	480.073
404	07	02	00	Equipos de enseñanza, deporte y recreación	272.157	0	0	0	0	0	272.157
404	07	03	00	Obras de arte	190.131	0	0	0	0	0	190.131
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	16.866	0	0	0	0	0	16.866
404	07	06	00	Instrumentos musicales y equipos de audio	919	0	0	0	0	0	919
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.037.347	0	0	0	0	0	10.037.347
404	09	01	00	Mobiliario y equipos de oficina	2.733.379	0	0	0	0	0	2.733.379
404	09	02	00	Equipos de computación	6.639.137	0	0	0	0	0	6.639.137
404	09	03	00	Mobiliario y equipos de alojamiento	597.678	0	0	0	0	0	597.678
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	67.153	0	0	0	0	0	67.153
411	**00**	**00**	**00**	**Disminución de pasivos**	**168.456.570**	**0**	**0**	**0**	**0**	**0**	**168.456.570**
411	11	00	00	Obligaciones de ejercicios anteriores	168.456.570	0	0	0	0	0	168.456.570
411	11	04	00	Compromisos pendientes de ejercicios anteriores	33.326.692	0	0	0	0	0	33.326.692
411	11	05	00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del	135.129.878	0	0	0	0	0	135.129.878

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Trabajo							
				Totales	**342.113.591**	**0**	**0**	**0**	**0**	**0**	**342.113.591**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **ACCIÓN CENTRALIZADA:** 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 210002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.867.887**	**0**	**0**	**0**	**0**	**0**	**11.867.887**
402	01	00	00	Productos alimenticios y agropecuarios	1.320.382	0	0	0	0	0	1.320.382
402	01	01	00	Alimentos y bebidas para personas	1.313.418	0	0	0	0	0	1.313.418
402	01	03	00	Productos agrícolas y pecuarios	6.964	0	0	0	0	0	6.964
402	02	00	00	Productos de minas, canteras y yacimientos	2.391	0	0	0	0	0	2.391
402	02	05	00	Piedra, arcilla, arena y tierra	2.391	0	0	0	0	0	2.391
402	03	00	00	Textiles y vestuarios	344.272	0	0	0	0	0	344.272
402	03	01	00	Textiles	156.672	0	0	0	0	0	156.672
402	03	02	00	Prendas de vestir	183.290	0	0	0	0	0	183.290
402	03	03	00	Calzados	4.310	0	0	0	0	0	4.310
402	04	00	00	Productos de cuero y caucho	167.782	0	0	0	0	0	167.782
402	04	02	00	Productos de cuero y sucedáneos del cuero	16.146	0	0	0	0	0	16.146
402	04	03	00	Cauchos y tripas para vehiculos	151.636	0	0	0	0	0	151.636
402	05	00	00	Productos de papel, cartón e impresos	3.800.361	0	0	0	0	0	3.800.361
402	05	01	00	Pulpa de madera, papel y cartón	740.293	0	0	0	0	0	740.293
402	05	02	00	Envases y cajas de papel y cartón	27.881	0	0	0	0	0	27.881
402	05	03	00	Productos de papel y cartón para oficina	2.621.519	0	0	0	0	0	2.621.519
402	05	04	00	Libros, revistas y periódicos	69.844	0	0	0	0	0	69.844
402	05	06	00	Productos de papel y cartón para computación	165.663	0	0	0	0	0	165.663
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	175.161	0	0	0	0	0	175.161
402	06	00	00	Productos químicos y derivados	2.135.330	0	0	0	0	0	2.135.330
402	06	01	00	Sustancias químicas y de uso industrial	9.688	0	0	0	0	0	9.688
402	06	02	00	Abonos, plaguicidas y otros	16.975	0	0	0	0	0	16.975
402	06	03	00	Tintas, pinturas y colorantes	923.005	0	0	0	0	0	923.005
402	06	04	00	Productos farmacéuticos y medicamentos	653.457	0	0	0	0	0	653.457
402	06	05	00	Productos de tocador	40.377	0	0	0	0	0	40.377
402	06	06	00	Combustibles y lubricantes	71.256	0	0	0	0	0	71.256
402	06	07	00	Productos diversos derivados del petróleo y del carbón	4.352	0	0	0	0	0	4.352

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **ACCIÓN CENTRALIZADA:** 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 210002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	416.220	0	0	0	0	0	416.220
402	07	00	00	Productos minerales no metálicos	37.671	0	0	0	0	0	37.671
402	07	02	00	Vidrios y productos de vidrio	8.184	0	0	0	0	0	8.184
402	07	03	00	Productos de arcilla para construcción	7.611	0	0	0	0	0	7.611
402	07	04	00	Cemento, cal y yeso	21.876	0	0	0	0	0	21.876
402	08	00	00	Productos metálicos	591.168	0	0	0	0	0	591.168
402	08	01	00	Productos primarios de hierro y acero	1.785	0	0	0	0	0	1.785
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	106.358	0	0	0	0	0	106.358
402	08	07	00	Material de señalamiento	124.068	0	0	0	0	0	124.068
402	08	09	00	Repuestos y accesorios para equipos de transporte	120.684	0	0	0	0	0	120.684
402	08	10	00	Repuestos y accesorios para otros equipos	182.075	0	0	0	0	0	182.075
402	08	99	00	Otros productos metálicos	56.198	0	0	0	0	0	56.198
402	10	00	00	Productos varios y útiles diversos	3.435.076	0	0	0	0	0	3.435.076
402	10	01	00	Artículos de deporte, recreación y juguetes	47.997	0	0	0	0	0	47.997
402	10	02	00	Materiales y útiles de limpieza y aseo	99.751	0	0	0	0	0	99.751
402	10	03	00	Utensilios de cocina y comedor	13.636	0	0	0	0	0	13.636
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	422.890	0	0	0	0	0	422.890
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	550.911	0	0	0	0	0	550.911
402	10	06	00	Condecoraciones, ofrendas y similares	15.834	0	0	0	0	0	15.834
402	10	07	00	Productos de seguridad en el trabajo	70.005	0	0	0	0	0	70.005
402	10	08	00	Materiales para equipos de computación	1.701.060	0	0	0	0	0	1.701.060
402	10	11	00	Materiales eléctricos	309.918	0	0	0	0	0	309.918
402	10	12	00	Materiales para instalaciones sanitarias	85.046	0	0	0	0	0	85.046
402	10	13	00	Materiales fotográficos	72.823	0	0	0	0	0	72.823
402	10	99	00	Otros productos y útiles diversos	45.205	0	0	0	0	0	45.205
402	99	00	00	Otros materiales y suministros	33.454	0	0	0	0	0	33.454
402	99	01	00	Otros materiales y suministros	33.454	0	0	0	0	0	33.454
403	**00**	**00**	**00**	**Servicios no personales**	**142.190.051**	**0**	**0**	**0**	**0**	**0**	**142.190.051**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 210002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	00	00	Alquileres de inmuebles	13.274.087	0	0	0	0	0	13.274.087
403	01	01	00	Alquileres de edificios y locales	13.274.087	0	0	0	0	0	13.274.087
403	02	00	00	Alquileres de maquinaria y equipos	728.644	0	0	0	0	0	728.644
403	02	04	00	Alquileres de equipos médico - quirúrgicos, dentales y de veterinaria	32.044	0	0	0	0	0	32.044
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	696.600	0	0	0	0	0	696.600
403	04	00	00	Servicios básicos	32.263.609	0	0	0	0	0	32.263.609
403	04	01	00	Electricidad	12.771.000	0	0	0	0	0	12.771.000
403	04	03	00	Agua	1.857.600	0	0	0	0	0	1.857.600
403	04	04	00	Teléfonos	11.029.500	0	0	0	0	0	11.029.500
403	04	05	00	Servicio de comunicaciones	1.053.265	0	0	0	0	0	1.053.265
403	04	06	00	Servicio de aseo urbano y domiciliario	642.768	0	0	0	0	0	642.768
403	04	07	00	Servicio de condominio	4.909.476	0	0	0	0	0	4.909.476
403	06	00	00	Servicios de transporte y almacenaje	870.660	0	0	0	0	0	870.660
403	06	01	00	Fletes y embalajes	2.783	0	0	0	0	0	2.783
403	06	03	00	Estacionamiento	332.592	0	0	0	0	0	332.592
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	535.285	0	0	0	0	0	535.285
403	07	00	00	Servicios de información, impresión y relaciones públicas	565.230	0	0	0	0	0	565.230
403	07	02	00	Imprenta y reproducción	204.573	0	0	0	0	0	204.573
403	07	03	00	Relaciones sociales	27.116	0	0	0	0	0	27.116
403	07	04	00	Avisos	333.541	0	0	0	0	0	333.541
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	4.252.965	0	0	0	0	0	4.252.965
403	08	01	00	Primas y gastos de seguros	4.252.439	0	0	0	0	0	4.252.439
403	08	02	00	Comisiones y gastos bancarios	526	0	0	0	0	0	526
403	09	00	00	Viáticos y pasajes	1.160.596	0	0	0	0	0	1.160.596
403	09	01	00	Viáticos y pasajes dentro del país	1.154.628	0	0	0	0	0	1.154.628
403	09	02	00	Viáticos y pasajes fuera del país	5.968	0	0	0	0	0	5.968
403	10	00	00	Servicios profesionales y técnicos	1.978.083	0	0	0	0	0	1.978.083
403	10	03	00	Servicios de procesamiento de datos	1.079.888	0	0	0	0	0	1.079.888

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA **ACCIÓN CENTRALIZADA:** 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 210002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	898.195	0	0	0	0	0	898.195
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	22.137.226	0	0	0	0	0	22.137.226
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.327.542	0	0	0	0	0	8.327.542
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	159.973	0	0	0	0	0	159.973
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	23.938	0	0	0	0	0	23.938
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	13.115.695	0	0	0	0	0	13.115.695
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	510.078	0	0	0	0	0	510.078
403	12	00	00	Conservación y reparaciones menores de obras	47.255.719	0	0	0	0	0	47.255.719
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	47.255.719	0	0	0	0	0	47.255.719
403	15	00	00	Servicios fiscales	86.713	0	0	0	0	0	86.713
403	15	02	00	Tasas y otros derechos obligatorios	86.713	0	0	0	0	0	86.713
403	18	00	00	Impuestos indirectos	17.500.125	0	0	0	0	0	17.500.125
403	18	01	00	Impuesto al valor agregado	17.500.125	0	0	0	0	0	17.500.125
403	99	00	00	Otros servicios no personales	116.394	0	0	0	0	0	116.394
403	99	01	00	Otros servicios no personales	116.394	0	0	0	0	0	116.394
404	**00**	**00**	**00**	**Activos reales**	**19.599.083**	**0**	**0**	**0**	**0**	**0**	**19.599.083**
404	01	00	00	Repuestos y reparaciones mayores	185.118	0	0	0	0	0	185.118
404	01	01	00	Repuestos mayores	185.118	0	0	0	0	0	185.118
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	16.916	0	0	0	0	0	16.916
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	16.368	0	0	0	0	0	16.368
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	151.834	0	0	0	0	0	151.834
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.065.475	0	0	0	0	0	3.065.475
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	2.480.151	0	0	0	0	0	2.480.151
404	03	05	00	Maquinaria y equipos industriales y de taller	164.930	0	0	0	0	0	164.930
404	03	06	00	Maquinaria y equipos de energía	420.394	0	0	0	0	0	420.394
404	04	00	00	Equipos de transporte, tracción y elevación	5.184.518	0	0	0	0	0	5.184.518
404	04	01	00	Vehículos automotores terrestres	5.088.804	0	0	0	0	0	5.088.804

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 210002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	05	00	Vehículos de tracción no motorizados	55.386	0	0	0	0	0	55.386
404	04	06	00	Equipos auxiliares de transporte	40.328	0	0	0	0	0	40.328
404	05	00	00	Equipos de comunicaciones y de señalamiento	508.173	0	0	0	0	0	508.173
404	05	01	00	Equipos de telecomunicaciones	508.173	0	0	0	0	0	508.173
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	138.379	0	0	0	0	0	138.379
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	138.379	0	0	0	0	0	138.379
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	480.073	0	0	0	0	0	480.073
404	07	02	00	Equipos de enseñanza, deporte y recreación	272.157	0	0	0	0	0	272.157
404	07	03	00	Obras de arte	190.131	0	0	0	0	0	190.131
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	16.866	0	0	0	0	0	16.866
404	07	06	00	Instrumentos musicales y equipos de audio	919	0	0	0	0	0	919
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.037.347	0	0	0	0	0	10.037.347
404	09	01	00	Mobiliario y equipos de oficina	2.733.379	0	0	0	0	0	2.733.379
404	09	02	00	Equipos de computación	6.639.137	0	0	0	0	0	6.639.137
404	09	03	00	Mobiliario y equipos de alojamiento	597.678	0	0	0	0	0	597.678
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	67.153	0	0	0	0	0	67.153
411	**00**	**00**	**00**	**Disminución de pasivos**	**168.456.570**	**0**	**0**	**0**	**0**	**0**	**168.456.570**
411	11	00	00	Obligaciones de ejercicios anteriores	168.456.570	0	0	0	0	0	168.456.570
411	11	04	00	Compromisos pendientes de ejercicios anteriores	33.326.692	0	0	0	0	0	33.326.692
411	11	05	00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	135.129.878	0	0	0	0	0	135.129.878
				Totales	**342.113.591**	**0**	**0**	**0**	**0**	**0**	**342.113.591**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.070.770.836**	**0**	**0**	**0**	**0**	**0**	**1.070.770.836**
407	01	00	00	Transferencias y donaciones corrientes internas	1.070.770.836	0	0	0	0	0	1.070.770.836
407	01	01	00	Transferencias corrientes internas al sector privado	1.070.770.836	0	0	0	0	0	1.070.770.836
407	01	01	01	Pensiones del personal empleado, obrero y militar	104.413.242	0	0	0	0	0	104.413.242
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	625.612.907	0	0	0	0	0	625.612.907
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	57.809.292	0	0	0	0	0	57.809.292
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	5.995.038	0	0	0	0	0	5.995.038
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.322.060	0	0	0	0	0	5.322.060
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	210.144.536	0	0	0	0	0	210.144.536
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	36.330.889	0	0	0	0	0	36.330.889
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	25.142.872	0	0	0	0	0	25.142.872
				Totales	**1.070.770.836**	**0**	**0**	**0**	**0**	**0**	**1.070.770.836**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 210003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.070.770.836**	**0**	**0**	**0**	**0**	**0**	**1.070.770.836**
407	01	00	00	Transferencias y donaciones corrientes internas	1.070.770.836	0	0	0	0	0	1.070.770.836
407	01	01	00	Transferencias corrientes internas al sector privado	1.070.770.836	0	0	0	0	0	1.070.770.836
407	01	01	01	Pensiones del personal empleado, obrero y militar	104.413.242	0	0	0	0	0	104.413.242
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	625.612.907	0	0	0	0	0	625.612.907
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	57.809.292	0	0	0	0	0	57.809.292
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	5.995.038	0	0	0	0	0	5.995.038
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	5.322.060	0	0	0	0	0	5.322.060
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	210.144.536	0	0	0	0	0	210.144.536
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	36.330.889	0	0	0	0	0	36.330.889
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	25.142.872	0	0	0	0	0	25.142.872
				Totales	**1.070.770.836**	**0**	**0**	**0**	**0**	**0**	**1.070.770.836**

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.224.575**	**0**	**0**	**0**	**0**	**0**	**6.224.575**
402	01	00	00	Productos alimenticios y agropecuarios	35.205	0	0	0	0	0	35.205
402	01	01	00	Alimentos y bebidas para personas	35.205	0	0	0	0	0	35.205
402	03	00	00	Textiles y vestuarios	3.885.000	0	0	0	0	0	3.885.000
402	03	01	00	Textiles	693.000	0	0	0	0	0	693.000
402	03	02	00	Prendas de vestir	2.898.000	0	0	0	0	0	2.898.000
402	03	03	00	Calzados	294.000	0	0	0	0	0	294.000
402	05	00	00	Productos de papel, cartón e impresos	1.008.000	0	0	0	0	0	1.008.000
402	05	01	00	Pulpa de madera, papel y cartón	1.008.000	0	0	0	0	0	1.008.000
402	06	00	00	Productos químicos y derivados	157.500	0	0	0	0	0	157.500
402	06	05	00	Productos de tocador	157.500	0	0	0	0	0	157.500
402	10	00	00	Productos varios y útiles diversos	1.138.870	0	0	0	0	0	1.138.870
402	10	01	00	Artículos de deporte, recreación y juguetes	312.000	0	0	0	0	0	312.000
402	10	02	00	Materiales y útiles de limpieza y aseo	588.000	0	0	0	0	0	588.000
402	10	03	00	Utensilios de cocina y comedor	198.870	0	0	0	0	0	198.870
402	10	12	00	Materiales para instalaciones sanitarias	25.000	0	0	0	0	0	25.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.971.448**	**0**	**0**	**0**	**0**	**0**	**1.971.448**
403	01	00	00	Alquileres de inmuebles	63.000	0	0	0	0	0	63.000
403	01	01	00	Alquileres de edificios y locales	63.000	0	0	0	0	0	63.000
403	18	00	00	Impuestos indirectos	1.908.448	0	0	0	0	0	1.908.448
403	18	01	00	Impuesto al valor agregado	1.908.448	0	0	0	0	0	1.908.448
404	**00**	**00**	**00**	**Activos reales**	**9.616.161**	**0**	**0**	**0**	**0**	**0**	**9.616.161**
404	05	00	00	Equipos de comunicaciones y de señalamiento	808.500	0	0	0	0	0	808.500
404	05	01	00	Equipos de telecomunicaciones	808.500	0	0	0	0	0	808.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	768.196	0	0	0	0	0	768.196
404	07	02	00	Equipos de enseñanza, deporte y recreación	33.196	0	0	0	0	0	33.196
404	07	06	00	Instrumentos musicales y equipos de audio	735.000	0	0	0	0	0	735.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.039.465	0	0	0	0	0	8.039.465
404	09	03	00	Mobiliario y equipos de alojamiento	8.039.465	0	0	0	0	0	8.039.465
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.200.000**	**0**	**0**	**0**	**0**	**0**	**1.200.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.200.000	0	0	0	0	0	1.200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	02	00	Donaciones corrientes internas al sector privado	1.200.000	0	0	0	0	0	1.200.000
407	01	02	01	Donaciones corrientes a personas	1.200.000	0	0	0	0	0	1.200.000
				Totales	**19.012.184**	**0**	**0**	**0**	**0**	**0**	**19.012.184**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 210007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.224.575**	**0**	**0**	**0**	**0**	**0**	**6.224.575**
402	01	00	00	Productos alimenticios y agropecuarios	35.205	0	0	0	0	0	35.205
402	01	01	00	Alimentos y bebidas para personas	35.205	0	0	0	0	0	35.205
402	03	00	00	Textiles y vestuarios	3.885.000	0	0	0	0	0	3.885.000
402	03	01	00	Textiles	693.000	0	0	0	0	0	693.000
402	03	02	00	Prendas de vestir	2.898.000	0	0	0	0	0	2.898.000
402	03	03	00	Calzados	294.000	0	0	0	0	0	294.000
402	05	00	00	Productos de papel, cartón e impresos	1.008.000	0	0	0	0	0	1.008.000
402	05	01	00	Pulpa de madera, papel y cartón	1.008.000	0	0	0	0	0	1.008.000
402	06	00	00	Productos químicos y derivados	157.500	0	0	0	0	0	157.500
402	06	05	00	Productos de tocador	157.500	0	0	0	0	0	157.500
402	10	00	00	Productos varios y útiles diversos	1.138.870	0	0	0	0	0	1.138.870
402	10	01	00	Artículos de deporte, recreación y juguetes	312.000	0	0	0	0	0	312.000
402	10	02	00	Materiales y útiles de limpieza y aseo	588.000	0	0	0	0	0	588.000
402	10	03	00	Utensilios de cocina y comedor	198.870	0	0	0	0	0	198.870
402	10	12	00	Materiales para instalaciones sanitarias	25.000	0	0	0	0	0	25.000
402	10	99	00	Otros productos y útiles diversos	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.971.448**	**0**	**0**	**0**	**0**	**0**	**1.971.448**
403	01	00	00	Alquileres de inmuebles	63.000	0	0	0	0	0	63.000
403	01	01	00	Alquileres de edificios y locales	63.000	0	0	0	0	0	63.000
403	18	00	00	Impuestos indirectos	1.908.448	0	0	0	0	0	1.908.448
403	18	01	00	Impuesto al valor agregado	1.908.448	0	0	0	0	0	1.908.448
404	**00**	**00**	**00**	**Activos reales**	**9.616.161**	**0**	**0**	**0**	**0**	**0**	**9.616.161**
404	05	00	00	Equipos de comunicaciones y de señalamiento	808.500	0	0	0	0	0	808.500
404	05	01	00	Equipos de telecomunicaciones	808.500	0	0	0	0	0	808.500
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	768.196	0	0	0	0	0	768.196
404	07	02	00	Equipos de enseñanza, deporte y recreación	33.196	0	0	0	0	0	33.196
404	07	06	00	Instrumentos musicales y equipos de audio	735.000	0	0	0	0	0	735.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: TRIBUNAL SUPREMO DE JUSTICIA

ACCIÓN CENTRALIZADA: 210007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 210007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	8.039.465	0	0	0	0	0	8.039.465
404	09	03	00	Mobiliario y equipos de alojamiento	8.039.465	0	0	0	0	0	8.039.465
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.200.000**	**0**	**0**	**0**	**0**	**0**	**1.200.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.200.000	0	0	0	0	0	1.200.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.200.000	0	0	0	0	0	1.200.000
407	01	02	01	Donaciones corrientes a personas	1.200.000	0	0	0	0	0	1.200.000
				Totales	**19.012.184**	**0**	**0**	**0**	**0**	**0**	**19.012.184**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.202.783.123**	**0**	**0**	**0**	**0**	**0**	**1.202.783.123**
401	01	00	00	Sueldos, salarios y otras retribuciones	469.201.621	0	0	0	0	0	469.201.621
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	415.446.948	0	0	0	0	0	415.446.948
401	01	03	00	Suplencias a empleados	10.857.685	0	0	0	0	0	10.857.685
401	01	08	00	Sueldo al personal en trámite de nombramiento	15.943	0	0	0	0	0	15.943
401	01	09	00	Remuneraciones al personal en período de disponibilidad	115.000	0	0	0	0	0	115.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	26.064.071	0	0	0	0	0	26.064.071
401	01	13	00	Suplencias a obreros	763.184	0	0	0	0	0	763.184
401	01	18	00	Remuneraciones al personal contratado	15.615.683	0	0	0	0	0	15.615.683
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	171.000	0	0	0	0	0	171.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	152.107	0	0	0	0	0	152.107
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.200.000	0	0	0	0	0	4.200.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	4.200.000	0	0	0	0	0	4.200.000
401	03	00	00	Primas	92.361.071	0	0	0	0	0	92.361.071
401	03	02	00	Primas de transporte a empleados	64.200	0	0	0	0	0	64.200
401	03	08	00	Primas de profesionalización a empleados	18.365.400	0	0	0	0	0	18.365.400
401	03	09	00	Primas por antigüedad a empleados	50.561.697	0	0	0	0	0	50.561.697
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	19.820.656	0	0	0	0	0	19.820.656
401	03	17	00	Primas de transporte a obreros	292.320	0	0	0	0	0	292.320
401	03	21	00	Primas por antigüedad a obreros	3.256.798	0	0	0	0	0	3.256.798
401	04	00	00	Complementos de sueldos y salarios	181.859.607	0	0	0	0	0	181.859.607
401	04	05	00	Complemento a empleados por gastos de representación	250.000	0	0	0	0	0	250.000
401	04	06	00	Complemento a empleados por comisión de servicios	450.000	0	0	0	0	0	450.000
401	04	08	00	Bono compensatorio de alimentación a empleados	74.859.572	0	0	0	0	0	74.859.572
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	211.939	0	0	0	0	0	211.939
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	741.312	0	0	0	0	0	741.312
401	04	18	00	Bono compensatorio de alimentación a obreros	12.355.528	0	0	0	0	0	12.355.528
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.728.000	0	0	0	0	0	1.728.000
401	04	96	00	Otros complementos a empleados	85.964.556	0	0	0	0	0	85.964.556
401	04	97	00	Otros complementos a obreros	5.298.700	0	0	0	0	0	5.298.700
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	80.873.244	0	0	0	0	0	80.873.244

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	01	00	Aguinaldos a empleados	1.453.264	0	0	0	0	0	1.453.264
401	05	03	00	Bono vacacional a empleados	71.852.902	0	0	0	0	0	71.852.902
401	05	04	00	Aguinaldos a obreros	62.004	0	0	0	0	0	62.004
401	05	06	00	Bono vacacional a obreros	4.990.176	0	0	0	0	0	4.990.176
401	05	07	00	Aguinaldos al personal contratado	903.327	0	0	0	0	0	903.327
401	05	08	00	Bono vacacional al personal contratado	1.611.571	0	0	0	0	0	1.611.571
401	06	00	00	Aportes patronales y legales	45.272.721	0	0	0	0	0	45.272.721
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	22.411.625	0	0	0	0	0	22.411.625
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.096.062	0	0	0	0	0	8.096.062
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	11.204.042	0	0	0	0	0	11.204.042
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.732.120	0	0	0	0	0	1.732.120
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	607.139	0	0	0	0	0	607.139
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	1.207.135	0	0	0	0	0	1.207.135
401	06	97	00	Otros aportes legales por obreros	14.598	0	0	0	0	0	14.598
401	07	00	00	Asistencia socio-económica	214.884.339	0	0	0	0	0	214.884.339
401	07	02	00	Becas a empleados	159.437	0	0	0	0	0	159.437
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	13.730	0	0	0	0	0	13.730
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	47.777.180	0	0	0	0	0	47.777.180
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	126.965.400	0	0	0	0	0	126.965.400
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.438.431	0	0	0	0	0	2.438.431
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.220.227	0	0	0	0	0	3.220.227
401	07	18	00	Becas a obreros	73.997	0	0	0	0	0	73.997
401	07	19	00	Ayudas por matrimonio de obreros	8.000	0	0	0	0	0	8.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	20.000	0	0	0	0	0	20.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	37.600	0	0	0	0	0	37.600
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.909.612	0	0	0	0	0	2.909.612
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	21.732.060	0	0	0	0	0	21.732.060
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	578.634	0	0	0	0	0	578.634
401	07	26	00	Dotación de uniformes a obreros	7.103.694	0	0	0	0	0	7.103.694

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.006.337	0	0	0	0	0	1.006.337
401	07	96	00	Otras subvenciones a empleados	840.000	0	0	0	0	0	840.000
401	08	00	00	Prestaciones sociales e indemnizaciones	114.130.520	0	0	0	0	0	114.130.520
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	105.251.006	0	0	0	0	0	105.251.006
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	8.879.514	0	0	0	0	0	8.879.514
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**37.676.407**	**0**	**0**	**0**	**0**	**0**	**37.676.407**
402	01	00	00	Productos alimenticios y agropecuarios	1.725.270	0	0	0	0	0	1.725.270
402	01	01	00	Alimentos y bebidas para personas	1.694.870	0	0	0	0	0	1.694.870
402	01	02	00	Alimentos para animales	10.400	0	0	0	0	0	10.400
402	01	03	00	Productos agrícolas y pecuarios	20.000	0	0	0	0	0	20.000
402	02	00	00	Productos de minas, canteras y yacimientos	2.780	0	0	0	0	0	2.780
402	02	02	00	Petróleo crudo y gas natural	1.955	0	0	0	0	0	1.955
402	02	04	00	Mineral no ferroso	125	0	0	0	0	0	125
402	02	05	00	Piedra, arcilla, arena y tierra	700	0	0	0	0	0	700
402	03	00	00	Textiles y vestuarios	815.846	0	0	0	0	0	815.846
402	03	01	00	Textiles	345.035	0	0	0	0	0	345.035
402	03	02	00	Prendas de vestir	446.923	0	0	0	0	0	446.923
402	03	03	00	Calzados	23.888	0	0	0	0	0	23.888
402	04	00	00	Productos de cuero y caucho	163.783	0	0	0	0	0	163.783
402	04	03	00	Cauchos y tripas para vehículos	150.425	0	0	0	0	0	150.425
402	04	99	00	Otros productos de cuero y caucho	13.358	0	0	0	0	0	13.358
402	05	00	00	Productos de papel, cartón e impresos	6.868.347	0	0	0	0	0	6.868.347
402	05	01	00	Pulpa de madera, papel y cartón	185.954	0	0	0	0	0	185.954
402	05	02	00	Envases y cajas de papel y cartón	979.047	0	0	0	0	0	979.047
402	05	03	00	Productos de papel y cartón para oficina	5.530.956	0	0	0	0	0	5.530.956
402	05	04	00	Libros, revistas y periódicos	92.795	0	0	0	0	0	92.795
402	05	05	00	Material de enseñanza	10.000	0	0	0	0	0	10.000
402	05	06	00	Productos de papel y cartón para computación	635	0	0	0	0	0	635
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	68.633	0	0	0	0	0	68.633
402	05	99	00	Otros productos de pulpa, papel y cartón	327	0	0	0	0	0	327
402	06	00	00	Productos químicos y derivados	5.406.982	0	0	0	0	0	5.406.982

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	01	00	Sustancias químicas y de uso industrial	841.306	0	0	0	0	0	841.306
402	06	02	00	Abonos, plaguicidas y otros	1.200	0	0	0	0	0	1.200
402	06	03	00	Tintas, pinturas y colorantes	3.680.177	0	0	0	0	0	3.680.177
402	06	04	00	Productos farmacéuticos y medicamentos	264.068	0	0	0	0	0	264.068
402	06	05	00	Productos de tocador	2.754	0	0	0	0	0	2.754
402	06	06	00	Combustibles y lubricantes	45.086	0	0	0	0	0	45.086
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.290	0	0	0	0	0	1.290
402	06	08	00	Productos plásticos	504.738	0	0	0	0	0	504.738
402	06	99	00	Otros productos de la industria química y conexos	66.363	0	0	0	0	0	66.363
402	07	00	00	Productos minerales no metálicos	15.248	0	0	0	0	0	15.248
402	07	02	00	Vidrios y productos de vidrio	6.325	0	0	0	0	0	6.325
402	07	03	00	Productos de arcilla para construcción	500	0	0	0	0	0	500
402	07	04	00	Cemento, cal y yeso	2.182	0	0	0	0	0	2.182
402	07	99	00	Otros productos minerales no metálicos	6.241	0	0	0	0	0	6.241
402	08	00	00	Productos metálicos	3.629.590	0	0	0	0	0	3.629.590
402	08	01	00	Productos primarios de hierro y acero	163	0	0	0	0	0	163
402	08	02	00	Productos de metales no ferrosos	27.624	0	0	0	0	0	27.624
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.616.927	0	0	0	0	0	1.616.927
402	08	04	00	Productos metálicos estructurales	6.500	0	0	0	0	0	6.500
402	08	05	00	Materiales de orden público, seguridad y defensa	769.268	0	0	0	0	0	769.268
402	08	07	00	Material de señalamiento	31.540	0	0	0	0	0	31.540
402	08	09	00	Repuestos y accesorios para equipos de transporte	46.000	0	0	0	0	0	46.000
402	08	10	00	Repuestos y accesorios para otros equipos	1.083.598	0	0	0	0	0	1.083.598
402	08	99	00	Otros productos metálicos	47.970	0	0	0	0	0	47.970
402	09	00	00	Productos de madera	2.305	0	0	0	0	0	2.305
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.105	0	0	0	0	0	1.105
402	09	99	00	Otros productos de madera	1.200	0	0	0	0	0	1.200
402	10	00	00	Productos varios y útiles diversos	17.484.234	0	0	0	0	0	17.484.234
402	10	01	00	Artículos de deporte, recreación y juguetes	334.850	0	0	0	0	0	334.850
402	10	02	00	Materiales y útiles de limpieza y aseo	14.559	0	0	0	0	0	14.559
402	10	03	00	Utensilios de cocina y comedor	40.428	0	0	0	0	0	40.428

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.992.770	0	0	0	0	0	2.992.770
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.714.219	0	0	0	0	0	2.714.219
402	10	06	00	Condecoraciones, ofrendas y similares	337.445	0	0	0	0	0	337.445
402	10	07	00	Productos de seguridad en el trabajo	956.813	0	0	0	0	0	956.813
402	10	08	00	Materiales para equipos de computación	8.089.047	0	0	0	0	0	8.089.047
402	10	09	00	Especies timbradas y valores	3.500	0	0	0	0	0	3.500
402	10	10	00	Útiles religiosos	2.800	0	0	0	0	0	2.800
402	10	11	00	Materiales eléctricos	1.179.709	0	0	0	0	0	1.179.709
402	10	12	00	Materiales para instalaciones sanitarias	306.751	0	0	0	0	0	306.751
402	10	13	00	Materiales fotográficos	4.388	0	0	0	0	0	4.388
402	10	99	00	Otros productos y útiles diversos	506.955	0	0	0	0	0	506.955
402	99	00	00	Otros materiales y suministros	1.562.022	0	0	0	0	0	1.562.022
402	99	01	00	Otros materiales y suministros	1.562.022	0	0	0	0	0	1.562.022
403	**00**	**00**	**00**	**Servicios no personales**	**168.969.054**	**0**	**0**	**0**	**0**	**0**	**168.969.054**
403	01	00	00	Alquileres de inmuebles	14.223.360	0	0	0	0	0	14.223.360
403	01	01	00	Alquileres de edificios y locales	14.213.360	0	0	0	0	0	14.213.360
403	01	02	00	Alquileres de instalaciones culturales y recreativas	10.000	0	0	0	0	0	10.000
403	02	00	00	Alquileres de maquinaria y equipos	104.150	0	0	0	0	0	104.150
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	50.060	0	0	0	0	0	50.060
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	14.090	0	0	0	0	0	14.090
403	02	99	00	Alquileres de otras maquinaria y equipos	40.000	0	0	0	0	0	40.000
403	04	00	00	Servicios básicos	32.452.918	0	0	0	0	0	32.452.918
403	04	01	00	Electricidad	10.392.696	0	0	0	0	0	10.392.696
403	04	03	00	Agua	2.091.489	0	0	0	0	0	2.091.489
403	04	04	00	Teléfonos	17.439.060	0	0	0	0	0	17.439.060
403	04	05	00	Servicio de comunicaciones	2.055.497	0	0	0	0	0	2.055.497
403	04	06	00	Servicio de aseo urbano y domiciliario	174.176	0	0	0	0	0	174.176
403	04	07	00	Servicio de condominio	300.000	0	0	0	0	0	300.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	270.000	0	0	0	0	0	270.000
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	5.000	0	0	0	0	0	5.000
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	1.000	0	0	0	0	0	1.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	264.000	0	0	0	0	0	264.000
403	06	00	00	Servicios de transporte y almacenaje	753.325	0	0	0	0	0	753.325
403	06	01	00	Fletes y embalajes	494.182	0	0	0	0	0	494.182
403	06	03	00	Estacionamiento	4.130	0	0	0	0	0	4.130
403	06	04	00	Peaje	157	0	0	0	0	0	157
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	254.856	0	0	0	0	0	254.856
403	07	00	00	Servicios de información, impresión y relaciones públicas	12.195.776	0	0	0	0	0	12.195.776
403	07	01	00	Publicidad y propaganda	1.358.200	0	0	0	0	0	1.358.200
403	07	02	00	Imprenta y reproducción	2.284.175	0	0	0	0	0	2.284.175
403	07	03	00	Relaciones sociales	6.714.804	0	0	0	0	0	6.714.804
403	07	04	00	Avisos	1.838.597	0	0	0	0	0	1.838.597
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.250.106	0	0	0	0	0	5.250.106
403	08	01	00	Primas y gastos de seguros	4.869.006	0	0	0	0	0	4.869.006
403	08	02	00	Comisiones y gastos bancarios	381.100	0	0	0	0	0	381.100
403	09	00	00	Viáticos y pasajes	17.352.154	0	0	0	0	0	17.352.154
403	09	01	00	Viáticos y pasajes dentro del país	15.131.863	0	0	0	0	0	15.131.863
403	09	02	00	Viáticos y pasajes fuera del país	1.790.905	0	0	0	0	0	1.790.905
403	09	03	00	Asignación por kilómetros recorridos	429.386	0	0	0	0	0	429.386
403	10	00	00	Servicios profesionales y técnicos	7.111.734	0	0	0	0	0	7.111.734
403	10	03	00	Servicios de procesamiento de datos	724.800	0	0	0	0	0	724.800
403	10	07	00	Servicios de capacitación y adiestramiento	3.026.694	0	0	0	0	0	3.026.694
403	10	09	00	Servicios de lavandería y tintorería	14.650	0	0	0	0	0	14.650
403	10	11	00	Servicios para la elaboración y suministro de comida	2.468.880	0	0	0	0	0	2.468.880
403	10	99	00	Otros servicios profesionales y técnicos	876.710	0	0	0	0	0	876.710
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.905.248	0	0	0	0	0	8.905.248
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	64.000	0	0	0	0	0	64.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.410.796	0	0	0	0	0	1.410.796
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	493.635	0	0	0	0	0	493.635
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	128.150	0	0	0	0	0	128.150
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.726.623	0	0	0	0	0	6.726.623

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	82.044	0	0	0	0	0	82.044
403	12	00	00	Conservación y reparaciones menores de obras	32.789.337	0	0	0	0	0	32.789.337
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	32.789.337	0	0	0	0	0	32.789.337
403	15	00	00	Servicios fiscales	94.147	0	0	0	0	0	94.147
403	15	01	00	Derechos de importación y servicios aduaneros	375	0	0	0	0	0	375
403	15	02	00	Tasas y otros derechos obligatorios	93.012	0	0	0	0	0	93.012
403	15	99	00	Otros servicios fiscales	760	0	0	0	0	0	760
403	16	00	00	Servicios de diversión, esparcimiento y culturales	7.505.967	0	0	0	0	0	7.505.967
403	16	01	00	Servicios de diversión, esparcimiento y culturales	7.505.967	0	0	0	0	0	7.505.967
403	18	00	00	Impuestos indirectos	28.292.582	0	0	0	0	0	28.292.582
403	18	01	00	Impuesto al valor agregado	28.292.582	0	0	0	0	0	28.292.582
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.325.754	0	0	0	0	0	1.325.754
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.325.754	0	0	0	0	0	1.325.754
403	99	00	00	Otros servicios no personales	342.496	0	0	0	0	0	342.496
403	99	01	00	Otros servicios no personales	342.496	0	0	0	0	0	342.496
404	**00**	**00**	**00**	**Activos reales**	**88.687.368**	**0**	**0**	**0**	**0**	**0**	**88.687.368**
404	01	00	00	Repuestos y reparaciones mayores	962.390	0	0	0	0	0	962.390
404	01	01	00	Repuestos mayores	527.500	0	0	0	0	0	527.500
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	329.000	0	0	0	0	0	329.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	168.500	0	0	0	0	0	168.500
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	434.890	0	0	0	0	0	434.890
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	14.250	0	0	0	0	0	14.250
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	197.147	0	0	0	0	0	197.147
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	168.859	0	0	0	0	0	168.859
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	54.634	0	0	0	0	0	54.634
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	52.000.000	0	0	0	0	0	52.000.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	52.000.000	0	0	0	0	0	52.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.539.887	0	0	0	0	0	3.539.887
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	2.330	0	0	0	0	0	2.330

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.418.716	0	0	0	0	0	3.418.716
404	03	05	00	Maquinaria y equipos industriales y de taller	17.841	0	0	0	0	0	17.841
404	03	06	00	Maquinaria y equipos de energía	101.000	0	0	0	0	0	101.000
404	04	00	00	Equipos de transporte, tracción y elevación	2.050	0	0	0	0	0	2.050
404	04	05	00	Vehículos de tracción no motorizados	2.050	0	0	0	0	0	2.050
404	05	00	00	Equipos de comunicaciones y de señalamiento	485.778	0	0	0	0	0	485.778
404	05	01	00	Equipos de telecomunicaciones	485.778	0	0	0	0	0	485.778
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.676.189	0	0	0	0	0	1.676.189
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.676.189	0	0	0	0	0	1.676.189
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	557.721	0	0	0	0	0	557.721
404	07	01	00	Equipos científicos y de laboratorio	29.847	0	0	0	0	0	29.847
404	07	02	00	Equipos de enseñanza, deporte y recreación	202.874	0	0	0	0	0	202.874
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	300.000	0	0	0	0	0	300.000
404	07	06	00	Instrumentos musicales y equipos de audio	25.000	0	0	0	0	0	25.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.268.304	0	0	0	0	0	11.268.304
404	09	01	00	Mobiliario y equipos de oficina	5.435.736	0	0	0	0	0	5.435.736
404	09	02	00	Equipos de computación	3.418.577	0	0	0	0	0	3.418.577
404	09	03	00	Mobiliario y equipos de alojamiento	1.643.859	0	0	0	0	0	1.643.859
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	770.132	0	0	0	0	0	770.132
404	11	00	00	Inmuebles, maquinaria y equipos usados	15.240.000	0	0	0	0	0	15.240.000
404	11	02	00	Adquisición de edificios e instalaciones	15.000.000	0	0	0	0	0	15.000.000
404	11	04	00	Expropiación de edificios e instalaciones	240.000	0	0	0	0	0	240.000
404	12	00	00	Activos intangibles	155.080	0	0	0	0	0	155.080
404	12	04	00	Paquetes y programas de computación	155.080	0	0	0	0	0	155.080
404	99	00	00	Otros activos reales	2.799.969	0	0	0	0	0	2.799.969
404	99	01	00	Otros activos reales	2.799.969	0	0	0	0	0	2.799.969
407	**00**	**00**	**00**	**Transferencias y donaciones**	**251.983.277**	**0**	**0**	**0**	**0**	**0**	**251.983.277**
407	01	00	00	Transferencias y donaciones corrientes internas	251.983.277	0	0	0	0	0	251.983.277
407	01	01	00	Transferencias corrientes internas al sector privado	249.688.843	0	0	0	0	0	249.688.843
407	01	01	01	Pensiones del personal empleado, obrero y militar	19.255.000	0	0	0	0	0	19.255.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	128.571.135	0	0	0	0	0	128.571.135

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO PÚBLICO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.888.250	0	0	0	0	0	2.888.250
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	6.282.360	0	0	0	0	0	6.282.360
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	4.312.029	0	0	0	0	0	4.312.029
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	21.545.110	0	0	0	0	0	21.545.110
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	37.949.040	0	0	0	0	0	37.949.040
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	27.897.669	0	0	0	0	0	27.897.669
407	01	01	56	Otras asignaciones	988.250	0	0	0	0	0	988.250
407	01	02	00	Donaciones corrientes internas al sector privado	647.800	0	0	0	0	0	647.800
407	01	02	01	Donaciones corrientes a personas	647.800	0	0	0	0	0	647.800
407	01	03	00	Transferencias corrientes internas al sector público	1.646.634	0	0	0	0	0	1.646.634
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.646.634	0	0	0	0	0	1.646.634
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.400.000**	**0**	**0**	**0**	**0**	**0**	**2.400.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.400.000	0	0	0	0	0	2.400.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.700.000	0	0	0	0	0	1.700.000
411	11	05	00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	700.000	0	0	0	0	0	700.000
				Totales	**1.752.499.229**	**0**	**0**	**0**	**0**	**0**	**1.752.499.229**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116096 230031000 SEGURIDAD INTEGRAL DE LAS INSTALACIONES DEL MINISTERIO PÚBLICO A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA A LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES, DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESEO A LA JUSTICIA Y FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICA VENEZOLANO.

UNIDAD DE MEDIDA: SEDE

META: 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGURIDAD Y TRANSPORTE

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**323.409**	**0**	**0**	**0**	**0**	**0**	**323.409**
403	18	00	00	Impuestos indirectos	323.409	0	0	0	0	0	323.409
403	18	01	00	Impuesto al valor agregado	323.409	0	0	0	0	0	323.409
404	**00**	**00**	**00**	**Activos reales**	**2.695.074**	**0**	**0**	**0**	**0**	**0**	**2.695.074**
404	99	00	00	Otros activos reales	2.695.074	0	0	0	0	0	2.695.074
404	99	01	00	Otros activos reales	2.695.074	0	0	0	0	0	2.695.074
				Totales	**3.018.483**	**0**	**0**	**0**	**0**	**0**	**3.018.483**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116096 230031000 SEGURIDAD INTEGRAL DE LAS INSTALACIONES DEL MINISTERIO PÚBLICO A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA A LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES, DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESEO A LA JUSTICIA Y FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICA VENEZOLANO.

UNIDAD DE MEDIDA: SEDE

META: 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGURIDAD Y TRANSPORTE

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116096 230031000 SEGURIDAD INTEGRAL DE LAS INSTALACIONES DEL MINISTERIO PÚBLICO A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA A LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES, DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESEO A LA JUSTICIA Y FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICA VENEZOLANO.

UNIDAD DE MEDIDA: SEDE **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGURIDAD Y TRANSPORTE **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 230031001 SISTEMA DE RESGUARDO DE SEDES

UNIDAD DE MEDIDA: *SEDE* **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SEGURIDAD Y TRANSPORTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**323.409**	**0**	**0**	**0**	**0**	0	**323.409**
403	18	00	00	Impuestos indirectos	323.409	0	0	0	0	0	323.409
403	18	01	00	Impuesto al valor agregado	323.409	0	0	0	0	0	323.409
404	**00**	**00**	**00**	**Activos reales**	**2.695.074**	**0**	**0**	**0**	**0**	0	**2.695.074**
404	99	00	00	Otros activos reales	2.695.074	0	0	0	0	0	2.695.074
404	99	01	00	Otros activos reales	2.695.074	0	0	0	0	0	2.695.074
				Totales	**3.018.483**	**0**	**0**	**0**	**0**	0	**3.018.483**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116090 230032000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LOS DESPACHOS FISCALES

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA LAS DEMANDAS DE LA COLECTIVIDAD MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: OFICINA

META: 200

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.410.497**	**0**	**0**	**0**	**0**	**0**	**1.410.497**
403	09	00	00	Viáticos y pasajes	903.285	0	0	0	0	0	903.285
403	09	01	00	Viáticos y pasajes dentro del país	903.285	0	0	0	0	0	903.285
403	10	00	00	Servicios profesionales y técnicos	182.800	0	0	0	0	0	182.800
403	10	03	00	Servicios de procesamiento de datos	182.800	0	0	0	0	0	182.800
403	18	00	00	Impuestos indirectos	324.412	0	0	0	0	0	324.412
403	18	01	00	Impuesto al valor agregado	324.412	0	0	0	0	0	324.412
404	**00**	**00**	**00**	**Activos reales**	**1.617.347**	**0**	**0**	**0**	**0**	**0**	**1.617.347**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.467.347	0	0	0	0	0	1.467.347
404	09	02	00	Equipos de computación	1.467.347	0	0	0	0	0	1.467.347
404	12	00	00	Activos intangibles	150.000	0	0	0	0	0	150.000
404	12	04	00	Paquetes y programas de computación	150.000	0	0	0	0	0	150.000
				Totales	**3.027.844**	**0**	**0**	**0**	**0**	**0**	**3.027.844**

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116090 230032000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LOS DESPACHOS FISCALES

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA LAS DEMANDAS DE LA COLECTIVIDAD MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: OFICINA

META: 200

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116090 230032000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LOS DESPACHOS FISCALES

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA LAS DEMANDAS DE LA COLECTIVIDAD MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: OFICINA **META:** 200

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 230032001 OPTIMIZACIÓN DE LA INFRAESTRUCTURA TECNOLÓGICA

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**380.818**	**0**	**0**	**0**	**0**	0	**380.818**
403	10	00	00	Servicios profesionales y técnicos	182.800	0	0	0	0	0	182.800
403	10	03	00	Servicios de procesamiento de datos	182.800	0	0	0	0	0	182.800
403	18	00	00	Impuestos indirectos	198.018	0	0	0	0	0	198.018
403	18	01	00	Impuesto al valor agregado	198.018	0	0	0	0	0	198.018
404	**00**	**00**	**00**	**Activos reales**	**1.467.347**	**0**	**0**	**0**	**0**	0	**1.467.347**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.467.347	0	0	0	0	0	1.467.347
404	09	02	00	Equipos de computación	1.467.347	0	0	0	0	0	1.467.347
				Totales	**1.848.165**	**0**	**0**	**0**	**0**	0	**1.848.165**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116090 230032000 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA DE LOS DESPACHOS FISCALES

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA LAS DEMANDAS DE LA COLECTIVIDAD MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: OFICINA **META:** 200

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 230032002 AUTOMATIZACIÓN DE LOS PROCESOS SUSTANTIVOS Y ADMINISTRATIVOS

UNIDAD DE MEDIDA: *OFICINA* **META:** 200

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.029.679**	**0**	**0**	**0**	**0**	0	**1.029.679**
403	09	00	00	Viáticos y pasajes	903.285	0	0	0	0	0	903.285
403	09	01	00	Viáticos y pasajes dentro del país	903.285	0	0	0	0	0	903.285
403	18	00	00	Impuestos indirectos	126.394	0	0	0	0	0	126.394
403	18	01	00	Impuesto al valor agregado	126.394	0	0	0	0	0	126.394
404	**00**	**00**	**00**	**Activos reales**	**150.000**	**0**	**0**	**0**	**0**	0	**150.000**
404	12	00	00	Activos intangibles	150.000	0	0	0	0	0	150.000
404	12	04	00	Paquetes y programas de computación	150.000	0	0	0	0	0	150.000
				Totales	**1.179.679**	**0**	**0**	**0**	**0**	0	**1.179.679**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116071 230033000 INFRAESTRUCTURA FÍSICA

OBJETIVO DEL PROYECTO: COADYUVAR EN EL RESCATE DE LA SOLIDARIDAD Y OTROS VALORES FUNDAMENTALES PARA UN ADECUADO DESARROLLO DEL SER HUMANO, MEDIANTE EL EJERCICIO DE UNA JUSTICIA BASADA EN LA MORAL COLECTIVA, LA CONCIENCIA CIVICA Y LA NUEVA ÉTICA DE LO PÚBLICO, CONSOLIDANDO EL RESPETO DE LOS DERECHOS SOCIALES UNIVERSALES.

UNIDAD DE MEDIDA: SEDE ADECUADA

META: 7

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA Y EDIFICACIONES

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**6.240.000**	**0**	**0**	**0**	**0**	**0**	**6.240.000**
403	18	00	00	Impuestos indirectos	6.240.000	0	0	0	0	0	6.240.000
403	18	01	00	Impuesto al valor agregado	6.240.000	0	0	0	0	0	6.240.000
404	**00**	**00**	**00**	**Activos reales**	**67.000.000**	**0**	**0**	**0**	**0**	**0**	**67.000.000**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	52.000.000	0	0	0	0	0	52.000.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	52.000.000	0	0	0	0	0	52.000.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	15.000.000	0	0	0	0	0	15.000.000
404	11	02	00	Adquisición de edificios e instalaciones	15.000.000	0	0	0	0	0	15.000.000
				Totales	**73.240.000**	**0**	**0**	**0**	**0**	**0**	**73.240.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116071 230033000 INFRAESTRUCTURA FÍSICA

OBJETIVO DEL PROYECTO: COADYUVAR EN EL RESCATE DE LA SOLIDARIDAD Y OTROS VALORES FUNDAMENTALES PARA UN ADECUADO DESARROLLO DEL SER HUMANO, MEDIANTE EL EJERCICIO DE UNA JUSTICIA BASADA EN LA MORAL COLECTIVA, LA CONCIENCIA CIVICA Y LA NUEVA ÉTICA DE LO PÚBLICO, CONSOLIDANDO EL RESPETO DE LOS DERECHOS SOCIALES UNIVERSALES.

UNIDAD DE MEDIDA: SEDE ADECUADA

META: 7

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA Y EDIFICACIONES

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116071 230033000 INFRAESTRUCTURA FÍSICA

OBJETIVO DEL PROYECTO: COADYUVAR EN EL RESCATE DE LA SOLIDARIDAD Y OTROS VALORES FUNDAMENTALES PARA UN ADECUADO DESARROLLO DEL SER HUMANO, MEDIANTE EL EJERCICIO DE UNA JUSTICIA BASADA EN LA MORAL COLECTIVA, LA CONCIENCIA CIVICA Y LA NUEVA ÉTICA DE LO PÚBLICO, CONSOLIDANDO EL RESPETO DE LOS DERECHOS SOCIALES UNIVERSALES.

UNIDAD DE MEDIDA: SEDE ADECUADA **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA Y EDIFICACIONES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 230033001 ADQUISICIÓN DE INMUEBLE

UNIDAD DE MEDIDA: SEDE **META:** 3

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA Y EDIFICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**15.000.000**	**0**	**0**	**0**	**0**	0	**15.000.000**
404	11	00	00	Inmuebles, maquinaria y equipos usados	15.000.000	0	0	0	0	0	15.000.000
404	11	02	00	Adquisición de edificios e instalaciones	15.000.000	0	0	0	0	0	15.000.000
				Totales	**15.000.000**	**0**	**0**	**0**	**0**	0	**15.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116071 230033000 INFRAESTRUCTURA FÍSICA

OBJETIVO DEL PROYECTO: COADYUVAR EN EL RESCATE DE LA SOLIDARIDAD Y OTROS VALORES FUNDAMENTALES PARA UN ADECUADO DESARROLLO DEL SER HUMANO, MEDIANTE EL EJERCICIO DE UNA JUSTICIA BASADA EN LA MORAL COLECTIVA, LA CONCIENCIA CIVICA Y LA NUEVA ÉTICA DE LO PÚBLICO, CONSOLIDANDO EL RESPETO DE LOS DERECHOS SOCIALES UNIVERSALES.

UNIDAD DE MEDIDA: SEDE ADECUADA **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA Y EDIFICACIONES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 230033002 MEJORAMIENTO DE SEDES EXISTENTES

UNIDAD DE MEDIDA: SEDE ADECUADA **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN DE INFRAESTRUCTURA Y EDIFICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**6.240.000**	**0**	**0**	**0**	**0**	0	**6.240.000**
403	18	00	00	Impuestos indirectos	6.240.000	0	0	0	0	0	6.240.000
403	18	01	00	Impuesto al valor agregado	6.240.000	0	0	0	0	0	6.240.000
404	**00**	**00**	**00**	**Activos reales**	**52.000.000**	**0**	**0**	**0**	**0**	0	**52.000.000**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	52.000.000	0	0	0	0	0	52.000.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	52.000.000	0	0	0	0	0	52.000.000
				Totales	**58.240.000**	**0**	**0**	**0**	**0**	0	**58.240.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO **PROYECTO:** 116061 230034000 FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: COADYUVAR EN EL RESCATE DE LA SOLIDARIDAD Y OTROS VALORES FUNDAMENTALES PARA UN ADECUADO DESARROLLO DEL SER HUMANO, MEDIANTE EL EJERCICIO DE UNA JUSTICIA BASADA EN LA MORAL COLECTIVA, LA CONCIENCIA CIVICA Y LA NUEVA ÉTICA DE LO PÚBLICO, CONSOLIDANDO EL RESPETO DE LOS DERECHOS SOCIALES UNIVERSALES.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 6.200 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**10.045.001**	**0**	**0**	**0**	**0**	**0**	**10.045.001**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.890.512	0	0	0	0	0	6.890.512
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.358.978	0	0	0	0	0	2.358.978
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	152.651	0	0	0	0	0	152.651
401	01	18	00	Remuneraciones al personal contratado	4.378.883	0	0	0	0	0	4.378.883
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.138	0	0	0	0	0	3.138
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.138	0	0	0	0	0	3.138
401	03	00	00	Primas	755.108	0	0	0	0	0	755.108
401	03	02	00	Primas de transporte a empleados	3.600	0	0	0	0	0	3.600
401	03	08	00	Primas de profesionalización a empleados	74.400	0	0	0	0	0	74.400
401	03	09	00	Primas por antigüedad a empleados	380.330	0	0	0	0	0	380.330
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	276.524	0	0	0	0	0	276.524
401	03	17	00	Primas de transporte a obreros	1.728	0	0	0	0	0	1.728
401	03	21	00	Primas por antigüedad a obreros	18.526	0	0	0	0	0	18.526
401	04	00	00	Complementos de sueldos y salarios	983.993	0	0	0	0	0	983.993
401	04	08	00	Bono compensatorio de alimentación a empleados	368.640	0	0	0	0	0	368.640
401	04	18	00	Bono compensatorio de alimentación a obreros	69.120	0	0	0	0	0	69.120
401	04	96	00	Otros complementos a empleados	516.162	0	0	0	0	0	516.162
401	04	97	00	Otros complementos a obreros	30.071	0	0	0	0	0	30.071
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	544.585	0	0	0	0	0	544.585
401	05	03	00	Bono vacacional a empleados	516.162	0	0	0	0	0	516.162
401	05	06	00	Bono vacacional a obreros	28.423	0	0	0	0	0	28.423
401	06	00	00	Aportes patronales y legales	490.451	0	0	0	0	0	490.451
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	278.728	0	0	0	0	0	278.728
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	61.940	0	0	0	0	0	61.940
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	123.879	0	0	0	0	0	123.879
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	15.561	0	0	0	0	0	15.561
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.458	0	0	0	0	0	3.458

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116061 230034000 FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: COADYUVAR EN EL RESCATE DE LA SOLIDARIDAD Y OTROS VALORES FUNDAMENTALES PARA UN ADECUADO DESARROLLO DEL SER HUMANO, MEDIANTE EL EJERCICIO DE UNA JUSTICIA BASADA EN LA MORAL COLECTIVA, LA CONCIENCIA CIVICA Y LA NUEVA ÉTICA DE LO PÚBLICO, CONSOLIDANDO EL RESPETO DE LOS DERECHOS SOCIALES UNIVERSALES.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 6.200 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	6.885	0	0	0	0	0	6.885
401	07	00	00	Asistencia socio-económica	377.214	0	0	0	0	0	377.214
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	354.317	0	0	0	0	0	354.317
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	22.897	0	0	0	0	0	22.897
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**474.258**	**0**	**0**	**0**	**0**	**0**	**474.258**
402	01	00	00	Productos alimenticios y agropecuarios	394.258	0	0	0	0	0	394.258
402	01	01	00	Alimentos y bebidas para personas	394.258	0	0	0	0	0	394.258
402	10	00	00	Productos varios y útiles diversos	80.000	0	0	0	0	0	80.000
402	10	06	00	Condecoraciones, ofrendas y similares	80.000	0	0	0	0	0	80.000
403	**00**	**00**	**00**	**Servicios no personales**	**8.337.098**	**0**	**0**	**0**	**0**	**0**	**8.337.098**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.305.227	0	0	0	0	0	2.305.227
403	07	02	00	Imprenta y reproducción	700.000	0	0	0	0	0	700.000
403	07	03	00	Relaciones sociales	1.605.227	0	0	0	0	0	1.605.227
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	43.680	0	0	0	0	0	43.680
403	08	01	00	Primas y gastos de seguros	43.680	0	0	0	0	0	43.680
403	09	00	00	Viáticos y pasajes	4.150.166	0	0	0	0	0	4.150.166
403	09	01	00	Viáticos y pasajes dentro del país	2.907.974	0	0	0	0	0	2.907.974
403	09	02	00	Viáticos y pasajes fuera del país	1.242.192	0	0	0	0	0	1.242.192
403	10	00	00	Servicios profesionales y técnicos	851.694	0	0	0	0	0	851.694
403	10	07	00	Servicios de capacitación y adiestramiento	651.694	0	0	0	0	0	651.694
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	15	00	00	Servicios fiscales	64.496	0	0	0	0	0	64.496
403	15	02	00	Tasas y otros derechos obligatorios	64.496	0	0	0	0	0	64.496
403	18	00	00	Impuestos indirectos	920.799	0	0	0	0	0	920.799
403	18	01	00	Impuesto al valor agregado	920.799	0	0	0	0	0	920.799
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.036	0	0	0	0	0	1.036
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.036	0	0	0	0	0	1.036
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.000**	**0**	**0**	**0**	**0**	**0**	**5.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116061 230034000 FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: COADYUVAR EN EL RESCATE DE LA SOLIDARIDAD Y OTROS VALORES FUNDAMENTALES PARA UN ADECUADO DESARROLLO DEL SER HUMANO, MEDIANTE EL EJERCICIO DE UNA JUSTICIA BASADA EN LA MORAL COLECTIVA, LA CONCIENCIA CIVICA Y LA NUEVA ÉTICA DE LO PÚBLICO, CONSOLIDANDO EL RESPETO DE LOS DERECHOS SOCIALES UNIVERSALES.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 6.200 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	5.000	0	0	0	0	0	5.000
407	01	02	00	Donaciones corrientes internas al sector privado	5.000	0	0	0	0	0	5.000
407	01	02	01	Donaciones corrientes a personas	5.000	0	0	0	0	0	5.000
				Totales	**18.861.357**	**0**	**0**	**0**	**0**	**0**	**18.861.357**

ÓRGANO: MINISTERIO PÚBLICO **PROYECTO:** 116061 230034000 FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: COADYUVAR EN EL RESCATE DE LA SOLIDARIDAD Y OTROS VALORES FUNDAMENTALES PARA UN ADECUADO DESARROLLO DEL SER HUMANO, MEDIANTE EL EJERCICIO DE UNA JUSTICIA BASADA EN LA MORAL COLECTIVA, LA CONCIENCIA CIVICA Y LA NUEVA ÉTICA DE LO PÚBLICO, CONSOLIDANDO EL RESPETO DE LOS DERECHOS SOCIALES UNIVERSALES.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 6.200 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116061 230034000 FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: COADYUVAR EN EL RESCATE DE LA SOLIDARIDAD Y OTROS VALORES FUNDAMENTALES PARA UN ADECUADO DESARROLLO DEL SER HUMANO, MEDIANTE EL EJERCICIO DE UNA JUSTICIA BASADA EN LA MORAL COLECTIVA, LA CONCIENCIA CIVICA Y LA NUEVA ÉTICA DE LO PÚBLICO, CONSOLIDANDO EL RESPETO DE LOS DERECHOS SOCIALES UNIVERSALES.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 6.200 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 230034001 FORMACIÓN ACADÉMICA

UNIDAD DE MEDIDA: FISCAL FORMADO **META:** 100

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.169.810**	**0**	**0**	**0**	**0**	0	**5.169.810**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.312.206	0	0	0	0	0	2.312.206
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.185.250	0	0	0	0	0	2.185.250
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	126.956	0	0	0	0	0	126.956
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.138	0	0	0	0	0	3.138
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.138	0	0	0	0	0	3.138
401	03	00	00	Primas	663.501	0	0	0	0	0	663.501
401	03	02	00	Primas de transporte a empleados	3.000	0	0	0	0	0	3.000
401	03	08	00	Primas de profesionalización a empleados	69.600	0	0	0	0	0	69.600
401	03	09	00	Primas por antigüedad a empleados	348.163	0	0	0	0	0	348.163
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	225.890	0	0	0	0	0	225.890
401	03	17	00	Primas de transporte a obreros	1.440	0	0	0	0	0	1.440
401	03	21	00	Primas por antigüedad a obreros	15.408	0	0	0	0	0	15.408
401	04	00	00	Complementos de sueldos y salarios	900.717	0	0	0	0	0	900.717
401	04	08	00	Bono compensatorio de alimentación a empleados	345.600	0	0	0	0	0	345.600
401	04	18	00	Bono compensatorio de alimentación a obreros	57.600	0	0	0	0	0	57.600
401	04	96	00	Otros complementos a empleados	472.507	0	0	0	0	0	472.507
401	04	97	00	Otros complementos a obreros	25.010	0	0	0	0	0	25.010
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	496.146	0	0	0	0	0	496.146
401	05	03	00	Bono vacacional a empleados	472.507	0	0	0	0	0	472.507
401	05	06	00	Bono vacacional a obreros	23.639	0	0	0	0	0	23.639
401	06	00	00	Aportes patronales y legales	446.801	0	0	0	0	0	446.801
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	255.154	0	0	0	0	0	255.154

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO **PROYECTO:** 116061 230034000 FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: COADYUVAR EN EL RESCATE DE LA SOLIDARIDAD Y OTROS VALORES FUNDAMENTALES PARA UN ADECUADO DESARROLLO DEL SER HUMANO, MEDIANTE EL EJERCICIO DE UNA JUSTICIA BASADA EN LA MORAL COLECTIVA, LA CONCIENCIA CIVICA Y LA NUEVA ÉTICA DE LO PÚBLICO, CONSOLIDANDO EL RESPETO DE LOS DERECHOS SOCIALES UNIVERSALES.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 6.200 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 230034001 FORMACIÓN ACADÉMICA

UNIDAD DE MEDIDA: FISCAL FORMADO **META:** 100

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	56.701	0	0	0	0	0	56.701
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	113.402	0	0	0	0	0	113.402
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	12.942	0	0	0	0	0	12.942
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.876	0	0	0	0	0	2.876
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	5.726	0	0	0	0	0	5.726
401	07	00	00	Asistencia socio-económica	347.301	0	0	0	0	0	347.301
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	328.258	0	0	0	0	0	328.258
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	19.043	0	0	0	0	0	19.043
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**80.000**	**0**	**0**	**0**	**0**	0	**80.000**
402	10	00	00	Productos varios y útiles diversos	80.000	0	0	0	0	0	80.000
402	10	06	00	Condecoraciones, ofrendas y similares	80.000	0	0	0	0	0	80.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.133.902**	**0**	**0**	**0**	**0**	0	**1.133.902**
403	07	00	00	Servicios de información, impresión y relaciones públicas	255.784	0	0	0	0	0	255.784
403	07	03	00	Relaciones sociales	255.784	0	0	0	0	0	255.784
403	10	00	00	Servicios profesionales y técnicos	651.694	0	0	0	0	0	651.694
403	10	07	00	Servicios de capacitación y adiestramiento	651.694	0	0	0	0	0	651.694
403	18	00	00	Impuestos indirectos	225.906	0	0	0	0	0	225.906
403	18	01	00	Impuesto al valor agregado	225.906	0	0	0	0	0	225.906
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	518	0	0	0	0	0	518
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	518	0	0	0	0	0	518
				Totales	**6.383.712**	**0**	**0**	**0**	**0**	0	**6.383.712**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116061 230034000 FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: COADYUVAR EN EL RESCATE DE LA SOLIDARIDAD Y OTROS VALORES FUNDAMENTALES PARA UN ADECUADO DESARROLLO DEL SER HUMANO, MEDIANTE EL EJERCICIO DE UNA JUSTICIA BASADA EN LA MORAL COLECTIVA, LA CONCIENCIA CIVICA Y LA NUEVA ÉTICA DE LO PÚBLICO, CONSOLIDANDO EL RESPETO DE LOS DERECHOS SOCIALES UNIVERSALES.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 6.200 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 230034002 CAPACITACIÓN JURÍDICA

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 6.100

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.416.482**	**0**	**0**	**0**	**0**	0	**1.416.482**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.416.482	0	0	0	0	0	1.416.482
401	01	18	00	Remuneraciones al personal contratado	1.416.482	0	0	0	0	0	1.416.482
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**394.258**	**0**	**0**	**0**	**0**	0	**394.258**
402	01	00	00	Productos alimenticios y agropecuarios	394.258	0	0	0	0	0	394.258
402	01	01	00	Alimentos y bebidas para personas	394.258	0	0	0	0	0	394.258
403	**00**	**00**	**00**	**Servicios no personales**	**6.351.658**	**0**	**0**	**0**	**0**	0	**6.351.658**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.793.659	0	0	0	0	0	1.793.659
403	07	02	00	Imprenta y reproducción	700.000	0	0	0	0	0	700.000
403	07	03	00	Relaciones sociales	1.093.659	0	0	0	0	0	1.093.659
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	43.680	0	0	0	0	0	43.680
403	08	01	00	Primas y gastos de seguros	43.680	0	0	0	0	0	43.680
403	09	00	00	Viáticos y pasajes	3.735.150	0	0	0	0	0	3.735.150
403	09	01	00	Viáticos y pasajes dentro del país	2.617.177	0	0	0	0	0	2.617.177
403	09	02	00	Viáticos y pasajes fuera del país	1.117.973	0	0	0	0	0	1.117.973
403	10	00	00	Servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	15	00	00	Servicios fiscales	58.046	0	0	0	0	0	58.046
403	15	02	00	Tasas y otros derechos obligatorios	58.046	0	0	0	0	0	58.046
403	18	00	00	Impuestos indirectos	521.123	0	0	0	0	0	521.123
403	18	01	00	Impuesto al valor agregado	521.123	0	0	0	0	0	521.123
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.000**	**0**	**0**	**0**	**0**	0	**5.000**
407	01	00	00	Transferencias y donaciones corrientes internas	5.000	0	0	0	0	0	5.000
407	01	02	00	Donaciones corrientes internas al sector privado	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116061 230034000 FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: COADYUVAR EN EL RESCATE DE LA SOLIDARIDAD Y OTROS VALORES FUNDAMENTALES PARA UN ADECUADO DESARROLLO DEL SER HUMANO, MEDIANTE EL EJERCICIO DE UNA JUSTICIA BASADA EN LA MORAL COLECTIVA, LA CONCIENCIA CIVICA Y LA NUEVA ÉTICA DE LO PÚBLICO, CONSOLIDANDO EL RESPETO DE LOS DERECHOS SOCIALES UNIVERSALES.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 6.200 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 230034002 CAPACITACIÓN JURÍDICA

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 6.100

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	02	01	Donaciones corrientes a personas	5.000	0	0	0	0	0	5.000
				Totales	**8.167.398**	**0**	**0**	**0**	**0**	0	**8.167.398**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116061 230034000 FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: COADYUVAR EN EL RESCATE DE LA SOLIDARIDAD Y OTROS VALORES FUNDAMENTALES PARA UN ADECUADO DESARROLLO DEL SER HUMANO, MEDIANTE EL EJERCICIO DE UNA JUSTICIA BASADA EN LA MORAL COLECTIVA, LA CONCIENCIA CIVICA Y LA NUEVA ÉTICA DE LO PÚBLICO, CONSOLIDANDO EL RESPETO DE LOS DERECHOS SOCIALES UNIVERSALES.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 6.200 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 230034003 INVESTIGACIÓN JURÍDICO-SOCIAL DE INTERES DEL MINISTERIO PÚBLICO

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 4

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.458.709**	**0**	**0**	**0**	**0**	0	**3.458.709**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.161.824	0	0	0	0	0	3.161.824
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	173.728	0	0	0	0	0	173.728
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	25.695	0	0	0	0	0	25.695
401	01	18	00	Remuneraciones al personal contratado	2.962.401	0	0	0	0	0	2.962.401
401	03	00	00	Primas	91.607	0	0	0	0	0	91.607
401	03	02	00	Primas de transporte a empleados	600	0	0	0	0	0	600
401	03	08	00	Primas de profesionalización a empleados	4.800	0	0	0	0	0	4.800
401	03	09	00	Primas por antigüedad a empleados	32.167	0	0	0	0	0	32.167
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	50.634	0	0	0	0	0	50.634
401	03	17	00	Primas de transporte a obreros	288	0	0	0	0	0	288
401	03	21	00	Primas por antigüedad a obreros	3.118	0	0	0	0	0	3.118
401	04	00	00	Complementos de sueldos y salarios	83.276	0	0	0	0	0	83.276
401	04	08	00	Bono compensatorio de alimentación a empleados	23.040	0	0	0	0	0	23.040
401	04	18	00	Bono compensatorio de alimentación a obreros	11.520	0	0	0	0	0	11.520
401	04	96	00	Otros complementos a empleados	43.655	0	0	0	0	0	43.655
401	04	97	00	Otros complementos a obreros	5.061	0	0	0	0	0	5.061
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	48.439	0	0	0	0	0	48.439
401	05	03	00	Bono vacacional a empleados	43.655	0	0	0	0	0	43.655
401	05	06	00	Bono vacacional a obreros	4.784	0	0	0	0	0	4.784
401	06	00	00	Aportes patronales y legales	43.650	0	0	0	0	0	43.650
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	23.574	0	0	0	0	0	23.574
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	5.239	0	0	0	0	0	5.239

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO **PROYECTO:** 116061 230034000 FORMACIÓN, CAPACITACIÓN E INVESTIGACIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: COADYUVAR EN EL RESCATE DE LA SOLIDARIDAD Y OTROS VALORES FUNDAMENTALES PARA UN ADECUADO DESARROLLO DEL SER HUMANO, MEDIANTE EL EJERCICIO DE UNA JUSTICIA BASADA EN LA MORAL COLECTIVA, LA CONCIENCIA CIVICA Y LA NUEVA ÉTICA DE LO PÚBLICO, CONSOLIDANDO EL RESPETO DE LOS DERECHOS SOCIALES UNIVERSALES.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 6.200 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 230034003 INVESTIGACIÓN JURÍDICO-SOCIAL DE INTERES DEL MINISTERIO PÚBLICO

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 4

RESPONSABLE/EJECUTOR: ESCUELA NACIONAL DE FISCALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	10.477	0	0	0	0	0	10.477
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.619	0	0	0	0	0	2.619
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	582	0	0	0	0	0	582
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	1.159	0	0	0	0	0	1.159
401	07	00	00	Asistencia socio-económica	29.913	0	0	0	0	0	29.913
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	26.059	0	0	0	0	0	26.059
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	3.854	0	0	0	0	0	3.854
403	**00**	**00**	**00**	**Servicios no personales**	**851.538**	**0**	**0**	**0**	**0**	0	**851.538**
403	07	00	00	Servicios de información, impresión y relaciones públicas	255.784	0	0	0	0	0	255.784
403	07	03	00	Relaciones sociales	255.784	0	0	0	0	0	255.784
403	09	00	00	Viáticos y pasajes	415.016	0	0	0	0	0	415.016
403	09	01	00	Viáticos y pasajes dentro del país	290.797	0	0	0	0	0	290.797
403	09	02	00	Viáticos y pasajes fuera del país	124.219	0	0	0	0	0	124.219
403	15	00	00	Servicios fiscales	6.450	0	0	0	0	0	6.450
403	15	02	00	Tasas y otros derechos obligatorios	6.450	0	0	0	0	0	6.450
403	18	00	00	Impuestos indirectos	173.770	0	0	0	0	0	173.770
403	18	01	00	Impuesto al valor agregado	173.770	0	0	0	0	0	173.770
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	518	0	0	0	0	0	518
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	518	0	0	0	0	0	518
				Totales	**4.310.247**	**0**	**0**	**0**	**0**	0	**4.310.247**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116051 230035000 UNIDADES OPERATIVAS Y DE APOYO PARA LA GESTIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA A LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES, DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: UNIDAD

META: 4

RESPONSABLE/EJECUTOR: VICE-FISCAL GENERAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.336.032**	**0**	**0**	**0**	**0**	**0**	**6.336.032**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.769.764	0	0	0	0	0	1.769.764
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.693.532	0	0	0	0	0	1.693.532
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	76.232	0	0	0	0	0	76.232
401	03	00	00	Primas	501.876	0	0	0	0	0	501.876
401	03	08	00	Primas de profesionalización a empleados	86.400	0	0	0	0	0	86.400
401	03	09	00	Primas por antigüedad a empleados	332.528	0	0	0	0	0	332.528
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	67.436	0	0	0	0	0	67.436
401	03	17	00	Primas de transporte a obreros	1.152	0	0	0	0	0	1.152
401	03	21	00	Primas por antigüedad a obreros	14.360	0	0	0	0	0	14.360
401	04	00	00	Complementos de sueldos y salarios	851.324	0	0	0	0	0	851.324
401	04	08	00	Bono compensatorio de alimentación a empleados	417.332	0	0	0	0	0	417.332
401	04	18	00	Bono compensatorio de alimentación a obreros	52.168	0	0	0	0	0	52.168
401	04	96	00	Otros complementos a empleados	363.316	0	0	0	0	0	363.316
401	04	97	00	Otros complementos a obreros	18.508	0	0	0	0	0	18.508
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.894.060	0	0	0	0	0	1.894.060
401	05	01	00	Aguinaldos a empleados	1.453.264	0	0	0	0	0	1.453.264
401	05	03	00	Bono vacacional a empleados	363.316	0	0	0	0	0	363.316
401	05	04	00	Aguinaldos a obreros	62.004	0	0	0	0	0	62.004
401	05	06	00	Bono vacacional a obreros	15.476	0	0	0	0	0	15.476
401	06	00	00	Aportes patronales y legales	295.624	0	0	0	0	0	295.624
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	196.192	0	0	0	0	0	196.192
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	43.596	0	0	0	0	0	43.596
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	43.596	0	0	0	0	0	43.596
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	8.472	0	0	0	0	0	8.472
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.884	0	0	0	0	0	1.884
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	1.884	0	0	0	0	0	1.884
401	07	00	00	Asistencia socio-económica	265.464	0	0	0	0	0	265.464

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116051 230035000 UNIDADES OPERATIVAS Y DE APOYO PARA LA GESTIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA A LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES, DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: UNIDAD **META:** 4

RESPONSABLE/EJECUTOR: VICE-FISCAL GENERAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	254.028	0	0	0	0	0	254.028
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	11.436	0	0	0	0	0	11.436
401	08	00	00	Prestaciones sociales e indemnizaciones	757.920	0	0	0	0	0	757.920
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	726.632	0	0	0	0	0	726.632
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	31.288	0	0	0	0	0	31.288
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**73.936**	**0**	**0**	**0**	**0**	**0**	**73.936**
402	05	00	00	Productos de papel, cartón e impresos	5.220	0	0	0	0	0	5.220
402	05	03	00	Productos de papel y cartón para oficina	5.220	0	0	0	0	0	5.220
402	10	00	00	Productos varios y útiles diversos	68.716	0	0	0	0	0	68.716
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.024	0	0	0	0	0	12.024
402	10	08	00	Materiales para equipos de computación	56.692	0	0	0	0	0	56.692
403	**00**	**00**	**00**	**Servicios no personales**	**20.948.768**	**0**	**0**	**0**	**0**	**0**	**20.948.768**
403	01	00	00	Alquileres de inmuebles	213.360	0	0	0	0	0	213.360
403	01	01	00	Alquileres de edificios y locales	213.360	0	0	0	0	0	213.360
403	04	00	00	Servicios básicos	19.785.688	0	0	0	0	0	19.785.688
403	04	01	00	Electricidad	7.370.064	0	0	0	0	0	7.370.064
403	04	03	00	Agua	1.700.784	0	0	0	0	0	1.700.784
403	04	04	00	Teléfonos	10.714.840	0	0	0	0	0	10.714.840
403	09	00	00	Viáticos y pasajes	12.084	0	0	0	0	0	12.084
403	09	01	00	Viáticos y pasajes dentro del país	11.784	0	0	0	0	0	11.784
403	09	03	00	Asignación por kilómetros recorridos	300	0	0	0	0	0	300
403	18	00	00	Impuestos indirectos	933.456	0	0	0	0	0	933.456
403	18	01	00	Impuesto al valor agregado	933.456	0	0	0	0	0	933.456
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.180	0	0	0	0	0	4.180
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.180	0	0	0	0	0	4.180
404	**00**	**00**	**00**	**Activos reales**	**42.872**	**0**	**0**	**0**	**0**	**0**	**42.872**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	24.384	0	0	0	0	0	24.384
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	24.384	0	0	0	0	0	24.384
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.604	0	0	0	0	0	6.604

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116051 230035000 UNIDADES OPERATIVAS Y DE APOYO PARA LA GESTIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA A LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES, DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: UNIDAD

META: 4

RESPONSABLE/EJECUTOR: VICE-FISCAL GENERAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	01	00	Equipos de telecomunicaciones	6.604	0	0	0	0	0	6.604
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.540	0	0	0	0	0	2.540
404	07	01	00	Equipos científicos y de laboratorio	2.540	0	0	0	0	0	2.540
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.344	0	0	0	0	0	9.344
404	09	03	00	Mobiliario y equipos de alojamiento	9.344	0	0	0	0	0	9.344
				Totales	**27.401.608**	**0**	**0**	**0**	**0**	**0**	**27.401.608**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116051 230035000 UNIDADES OPERATIVAS Y DE APOYO PARA LA GESTIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA A LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES, DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: UNIDAD

META: 4

RESPONSABLE/EJECUTOR: VICE-FISCAL GENERAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116051 230035000 UNIDADES OPERATIVAS Y DE APOYO PARA LA GESTIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA A LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES, DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: UNIDAD **META:** 4

RESPONSABLE/EJECUTOR: VICE-FISCAL GENERAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 230035001 CREACIÓN DE DESPACHOS FISCALES Y UNIDADES ESPECIALIZADAS

UNIDAD DE MEDIDA: UNIDAD **META:** 4

RESPONSABLE/EJECUTOR: VICEFISCALÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**6.336.032**	**0**	**0**	**0**	**0**	0	**6.336.032**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.769.764	0	0	0	0	0	1.769.764
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.693.532	0	0	0	0	0	1.693.532
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	76.232	0	0	0	0	0	76.232
401	03	00	00	Primas	501.876	0	0	0	0	0	501.876
401	03	08	00	Primas de profesionalización a empleados	86.400	0	0	0	0	0	86.400
401	03	09	00	Primas por antigüedad a empleados	332.528	0	0	0	0	0	332.528
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	67.436	0	0	0	0	0	67.436
401	03	17	00	Primas de transporte a obreros	1.152	0	0	0	0	0	1.152
401	03	21	00	Primas por antigüedad a obreros	14.360	0	0	0	0	0	14.360
401	04	00	00	Complementos de sueldos y salarios	851.324	0	0	0	0	0	851.324
401	04	08	00	Bono compensatorio de alimentación a empleados	417.332	0	0	0	0	0	417.332
401	04	18	00	Bono compensatorio de alimentación a obreros	52.168	0	0	0	0	0	52.168
401	04	96	00	Otros complementos a empleados	363.316	0	0	0	0	0	363.316
401	04	97	00	Otros complementos a obreros	18.508	0	0	0	0	0	18.508
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.894.060	0	0	0	0	0	1.894.060
401	05	01	00	Aguinaldos a empleados	1.453.264	0	0	0	0	0	1.453.264
401	05	03	00	Bono vacacional a empleados	363.316	0	0	0	0	0	363.316
401	05	04	00	Aguinaldos a obreros	62.004	0	0	0	0	0	62.004
401	05	06	00	Bono vacacional a obreros	15.476	0	0	0	0	0	15.476
401	06	00	00	Aportes patronales y legales	295.624	0	0	0	0	0	295.624
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	196.192	0	0	0	0	0	196.192
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	43.596	0	0	0	0	0	43.596
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	43.596	0	0	0	0	0	43.596

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116051 230035000 UNIDADES OPERATIVAS Y DE APOYO PARA LA GESTIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA A LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES, DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: UNIDAD **META:** 4

RESPONSABLE/EJECUTOR: VICE-FISCAL GENERAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 230035001 CREACIÓN DE DESPACHOS FISCALES Y UNIDADES ESPECIALIZADAS

UNIDAD DE MEDIDA: *UNIDAD* **META:** 4

RESPONSABLE/EJECUTOR: VICEFISCALÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	8.472	0	0	0	0	0	8.472
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.884	0	0	0	0	0	1.884
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	1.884	0	0	0	0	0	1.884
401	07	00	00	Asistencia socio-económica	265.464	0	0	0	0	0	265.464
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	254.028	0	0	0	0	0	254.028
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	11.436	0	0	0	0	0	11.436
401	08	00	00	Prestaciones sociales e indemnizaciones	757.920	0	0	0	0	0	757.920
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	726.632	0	0	0	0	0	726.632
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	31.288	0	0	0	0	0	31.288
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**73.936**	**0**	**0**	**0**	**0**	0	**73.936**
402	05	00	00	Productos de papel, cartón e impresos	5.220	0	0	0	0	0	5.220
402	05	03	00	Productos de papel y cartón para oficina	5.220	0	0	0	0	0	5.220
402	10	00	00	Productos varios y útiles diversos	68.716	0	0	0	0	0	68.716
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.024	0	0	0	0	0	12.024
402	10	08	00	Materiales para equipos de computación	56.692	0	0	0	0	0	56.692
403	**00**	**00**	**00**	**Servicios no personales**	**20.948.768**	**0**	**0**	**0**	**0**	0	**20.948.768**
403	01	00	00	Alquileres de inmuebles	213.360	0	0	0	0	0	213.360
403	01	01	00	Alquileres de edificios y locales	213.360	0	0	0	0	0	213.360
403	04	00	00	Servicios básicos	19.785.688	0	0	0	0	0	19.785.688
403	04	01	00	Electricidad	7.370.064	0	0	0	0	0	7.370.064
403	04	03	00	Agua	1.700.784	0	0	0	0	0	1.700.784
403	04	04	00	Teléfonos	10.714.840	0	0	0	0	0	10.714.840
403	09	00	00	Viáticos y pasajes	12.084	0	0	0	0	0	12.084
403	09	01	00	Viáticos y pasajes dentro del país	11.784	0	0	0	0	0	11.784

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO **PROYECTO:** 116051 230035000 UNIDADES OPERATIVAS Y DE APOYO PARA LA GESTIÓN INSTITUCIONAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA A LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES, DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: UNIDAD **META:** 4

RESPONSABLE/EJECUTOR: VICE-FISCAL GENERAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 230035001 CREACIÓN DE DESPACHOS FISCALES Y UNIDADES ESPECIALIZADAS

UNIDAD DE MEDIDA: UNIDAD **META:** 4

RESPONSABLE/EJECUTOR: VICEFISCALÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	03	00	Asignación por kilómetros recorridos	300	0	0	0	0	0	300
403	18	00	00	Impuestos indirectos	933.456	0	0	0	0	0	933.456
403	18	01	00	Impuesto al valor agregado	933.456	0	0	0	0	0	933.456
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.180	0	0	0	0	0	4.180
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.180	0	0	0	0	0	4.180
404	**00**	**00**	**00**	**Activos reales**	**42.872**	**0**	**0**	**0**	**0**	0	**42.872**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	24.384	0	0	0	0	0	24.384
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	24.384	0	0	0	0	0	24.384
404	05	00	00	Equipos de comunicaciones y de señalamiento	6.604	0	0	0	0	0	6.604
404	05	01	00	Equipos de telecomunicaciones	6.604	0	0	0	0	0	6.604
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.540	0	0	0	0	0	2.540
404	07	01	00	Equipos científicos y de laboratorio	2.540	0	0	0	0	0	2.540
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.344	0	0	0	0	0	9.344
404	09	03	00	Mobiliario y equipos de alojamiento	9.344	0	0	0	0	0	9.344
				Totales	**27.401.608**	**0**	**0**	**0**	**0**	0	**27.401.608**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116067 230036000 PERITAJES POR ACTUACIONES DE INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA A LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES, DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: INFORME TÉCNICO

META: 2.749

RESPONSABLE/EJECUTOR: DIRECCION DE ASESORIA TECNICO CIENTIFICA E INVESTIGACIONES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**11.229.059**	**0**	**0**	**0**	**0**	**0**	**11.229.059**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.545.113	0	0	0	0	0	4.545.113
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.440.276	0	0	0	0	0	4.440.276
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	104.837	0	0	0	0	0	104.837
401	03	00	00	Primas	1.389.885	0	0	0	0	0	1.389.885
401	03	02	00	Primas de transporte a empleados	1.800	0	0	0	0	0	1.800
401	03	08	00	Primas de profesionalización a empleados	350.400	0	0	0	0	0	350.400
401	03	09	00	Primas por antigüedad a empleados	714.282	0	0	0	0	0	714.282
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	309.532	0	0	0	0	0	309.532
401	03	17	00	Primas de transporte a obreros	1.152	0	0	0	0	0	1.152
401	03	21	00	Primas por antigüedad a obreros	12.719	0	0	0	0	0	12.719
401	04	00	00	Complementos de sueldos y salarios	2.717.989	0	0	0	0	0	2.717.989
401	04	08	00	Bono compensatorio de alimentación a empleados	737.280	0	0	0	0	0	737.280
401	04	18	00	Bono compensatorio de alimentación a obreros	483.840	0	0	0	0	0	483.840
401	04	96	00	Otros complementos a empleados	1.475.022	0	0	0	0	0	1.475.022
401	04	97	00	Otros complementos a obreros	21.847	0	0	0	0	0	21.847
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	988.896	0	0	0	0	0	988.896
401	05	03	00	Bono vacacional a empleados	969.382	0	0	0	0	0	969.382
401	05	06	00	Bono vacacional a obreros	19.514	0	0	0	0	0	19.514
401	06	00	00	Aportes patronales y legales	905.409	0	0	0	0	0	905.409
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	523.466	0	0	0	0	0	523.466
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	116.326	0	0	0	0	0	116.326
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	247.820	0	0	0	0	0	247.820
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	10.684	0	0	0	0	0	10.684
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.374	0	0	0	0	0	2.374
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	4.739	0	0	0	0	0	4.739
401	07	00	00	Asistencia socio-económica	681.767	0	0	0	0	0	681.767
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	666.041	0	0	0	0	0	666.041

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO **PROYECTO:** 116067 230036000 PERITAJES POR ACTUACIONES DE INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA A LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES, DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 2.749

RESPONSABLE/EJECUTOR: DIRECCION DE ASESORIA TECNICO CIENTIFICA E INVESTIGACIONES **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	15.726	0	0	0	0	0	15.726
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.951.652**	**0**	**0**	**0**	**0**	**0**	**5.951.652**
402	03	00	00	Textiles y vestuarios	3.080	0	0	0	0	0	3.080
402	03	01	00	Textiles	3.080	0	0	0	0	0	3.080
402	05	00	00	Productos de papel, cartón e impresos	613.048	0	0	0	0	0	613.048
402	05	01	00	Pulpa de madera, papel y cartón	2.338	0	0	0	0	0	2.338
402	05	02	00	Envases y cajas de papel y cartón	600.000	0	0	0	0	0	600.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.710	0	0	0	0	0	10.710
402	06	00	00	Productos químicos y derivados	1.074.417	0	0	0	0	0	1.074.417
402	06	01	00	Sustancias químicas y de uso industrial	814.764	0	0	0	0	0	814.764
402	06	03	00	Tintas, pinturas y colorantes	27.602	0	0	0	0	0	27.602
402	06	06	00	Combustibles y lubricantes	240	0	0	0	0	0	240
402	06	08	00	Productos plásticos	187.576	0	0	0	0	0	187.576
402	06	99	00	Otros productos de la industria química y conexos	44.235	0	0	0	0	0	44.235
402	08	00	00	Productos metálicos	301.491	0	0	0	0	0	301.491
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	92.223	0	0	0	0	0	92.223
402	08	05	00	Materiales de orden público, seguridad y defensa	209.268	0	0	0	0	0	209.268
402	10	00	00	Productos varios y útiles diversos	3.959.616	0	0	0	0	0	3.959.616
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.847.998	0	0	0	0	0	2.847.998
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.095	0	0	0	0	0	25.095
402	10	07	00	Productos de seguridad en el trabajo	895.619	0	0	0	0	0	895.619
402	10	99	00	Otros productos y útiles diversos	190.904	0	0	0	0	0	190.904
403	**00**	**00**	**00**	**Servicios no personales**	**963.274**	**0**	**0**	**0**	**0**	**0**	**963.274**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	78.000	0	0	0	0	0	78.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	78.000	0	0	0	0	0	78.000
403	18	00	00	Impuestos indirectos	866.958	0	0	0	0	0	866.958
403	18	01	00	Impuesto al valor agregado	866.958	0	0	0	0	0	866.958
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	18.316	0	0	0	0	0	18.316
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	18.316	0	0	0	0	0	18.316

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116067 230036000 PERITAJES POR ACTUACIONES DE INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA A LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES, DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: INFORME TÉCNICO

META: 2.749

RESPONSABLE/EJECUTOR: DIRECCION DE ASESORIA TECNICO CIENTIFICA E INVESTIGACIONES

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**1.568.898**	**0**	**0**	**0**	**0**	**0**	**1.568.898**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.702	0	0	0	0	0	1.702
404	03	05	00	Maquinaria y equipos industriales y de taller	1.702	0	0	0	0	0	1.702
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.556.189	0	0	0	0	0	1.556.189
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.556.189	0	0	0	0	0	1.556.189
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	11.007	0	0	0	0	0	11.007
404	07	01	00	Equipos científicos y de laboratorio	11.007	0	0	0	0	0	11.007
				Totales	**19.712.883**	**0**	**0**	**0**	**0**	**0**	**19.712.883**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116067 230036000 PERITAJES POR ACTUACIONES DE INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA A LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES, DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: INFORME TÉCNICO

META: 2.749

RESPONSABLE/EJECUTOR: DIRECCION DE ASESORIA TECNICO CIENTIFICA E INVESTIGACIONES

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO **PROYECTO:** 116067 230036000 PERITAJES POR ACTUACIONES DE INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA A LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES, DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 2.749

RESPONSABLE/EJECUTOR: DIRECCION DE ASESORIA TECNICO CIENTIFICA E INVESTIGACIONES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 230036001 ACTUACIONES ASOCIADAS A LA PRÁCTICA DE PERITAJES

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 2.065

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ASESORÍA TÉCNICA CIENTÍFICA E INVESTIGACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.925.518**	**0**	**0**	**0**	**0**	0	**3.925.518**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.481.179	0	0	0	0	0	1.481.179
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.481.179	0	0	0	0	0	1.481.179
401	03	00	00	Primas	503.095	0	0	0	0	0	503.095
401	03	02	00	Primas de transporte a empleados	600	0	0	0	0	0	600
401	03	08	00	Primas de profesionalización a empleados	136.800	0	0	0	0	0	136.800
401	03	09	00	Primas por antigüedad a empleados	243.683	0	0	0	0	0	243.683
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	122.012	0	0	0	0	0	122.012
401	04	00	00	Complementos de sueldos y salarios	1.081.328	0	0	0	0	0	1.081.328
401	04	18	00	Bono compensatorio de alimentación a obreros	437.760	0	0	0	0	0	437.760
401	04	96	00	Otros complementos a empleados	643.568	0	0	0	0	0	643.568
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	330.713	0	0	0	0	0	330.713
401	05	03	00	Bono vacacional a empleados	330.713	0	0	0	0	0	330.713
401	06	00	00	Aportes patronales y legales	307.026	0	0	0	0	0	307.026
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	178.585	0	0	0	0	0	178.585
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	39.685	0	0	0	0	0	39.685
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	88.756	0	0	0	0	0	88.756
401	07	00	00	Asistencia socio-económica	222.177	0	0	0	0	0	222.177
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	222.177	0	0	0	0	0	222.177
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**162.377**	**0**	**0**	**0**	**0**	0	**162.377**
402	03	00	00	Textiles y vestuarios	1.524	0	0	0	0	0	1.524
402	03	01	00	Textiles	1.524	0	0	0	0	0	1.524
402	06	00	00	Productos químicos y derivados	15.957	0	0	0	0	0	15.957
402	06	01	00	Sustancias químicas y de uso industrial	14.764	0	0	0	0	0	14.764

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116067 230036000 PERITAJES POR ACTUACIONES DE INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA A LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES, DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 2.749

RESPONSABLE/EJECUTOR: DIRECCION DE ASESORIA TECNICO CIENTIFICA E INVESTIGACIONES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 230036001 ACTUACIONES ASOCIADAS A LA PRÁCTICA DE PERITAJES

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 2.065

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ASESORÍA TÉCNICA CIENTÍFICA E INVESTIGACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	953	0	0	0	0	0	953
402	06	06	00	Combustibles y lubricantes	240	0	0	0	0	0	240
402	08	00	00	Productos metálicos	60.778	0	0	0	0	0	60.778
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	60.778	0	0	0	0	0	60.778
402	10	00	00	Productos varios y útiles diversos	84.118	0	0	0	0	0	84.118
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	33.788	0	0	0	0	0	33.788
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.095	0	0	0	0	0	25.095
402	10	07	00	Productos de seguridad en el trabajo	24.778	0	0	0	0	0	24.778
402	10	99	00	Otros productos y útiles diversos	457	0	0	0	0	0	457
403	**00**	**00**	**00**	**Servicios no personales**	**27.043**	**0**	**0**	**0**	**0**	0	**27.043**
403	18	00	00	Impuestos indirectos	20.477	0	0	0	0	0	20.477
403	18	01	00	Impuesto al valor agregado	20.477	0	0	0	0	0	20.477
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	6.566	0	0	0	0	0	6.566
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	6.566	0	0	0	0	0	6.566
404	**00**	**00**	**00**	**Activos reales**	**1.702**	**0**	**0**	**0**	**0**	0	**1.702**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.702	0	0	0	0	0	1.702
404	03	05	00	Maquinaria y equipos industriales y de taller	1.702	0	0	0	0	0	1.702
				Totales	**4.116.640**	**0**	**0**	**0**	**0**	0	**4.116.640**

ÓRGANO: MINISTERIO PÚBLICO **PROYECTO:** 116067 230036000 PERITAJES POR ACTUACIONES DE INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA A LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES, DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 2.749

RESPONSABLE/EJECUTOR: DIRECCION DE ASESORIA TECNICO CIENTIFICA E INVESTIGACIONES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 230036002 ACTUACIONES ASOCIADAS CON LA VULNERACIÓN DE DERECHOS FUNDAMENTALES

UNIDAD DE MEDIDA: *INFORME TÉCNICO* **META:** 684

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ASESORIA TÉCNICO CIÉNTIFICA E INVESTIGACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.303.541**	**0**	**0**	**0**	**0**	0	**7.303.541**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.063.934	0	0	0	0	0	3.063.934
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.959.097	0	0	0	0	0	2.959.097
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	104.837	0	0	0	0	0	104.837
401	03	00	00	Primas	886.790	0	0	0	0	0	886.790
401	03	02	00	Primas de transporte a empleados	1.200	0	0	0	0	0	1.200
401	03	08	00	Primas de profesionalización a empleados	213.600	0	0	0	0	0	213.600
401	03	09	00	Primas por antigüedad a empleados	470.599	0	0	0	0	0	470.599
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	187.520	0	0	0	0	0	187.520
401	03	17	00	Primas de transporte a obreros	1.152	0	0	0	0	0	1.152
401	03	21	00	Primas por antigüedad a obreros	12.719	0	0	0	0	0	12.719
401	04	00	00	Complementos de sueldos y salarios	1.636.661	0	0	0	0	0	1.636.661
401	04	08	00	Bono compensatorio de alimentación a empleados	737.280	0	0	0	0	0	737.280
401	04	18	00	Bono compensatorio de alimentación a obreros	46.080	0	0	0	0	0	46.080
401	04	96	00	Otros complementos a empleados	831.454	0	0	0	0	0	831.454
401	04	97	00	Otros complementos a obreros	21.847	0	0	0	0	0	21.847
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	658.183	0	0	0	0	0	658.183
401	05	03	00	Bono vacacional a empleados	638.669	0	0	0	0	0	638.669
401	05	06	00	Bono vacacional a obreros	19.514	0	0	0	0	0	19.514
401	06	00	00	Aportes patronales y legales	598.383	0	0	0	0	0	598.383
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	344.881	0	0	0	0	0	344.881
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	76.641	0	0	0	0	0	76.641
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	159.064	0	0	0	0	0	159.064
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	10.684	0	0	0	0	0	10.684

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO **PROYECTO:** 116067 230036000 PERITAJES POR ACTUACIONES DE INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA A LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES, DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 2.749

RESPONSABLE/EJECUTOR: DIRECCION DE ASESORIA TECNICO CIENTIFICA E INVESTIGACIONES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 230036002 ACTUACIONES ASOCIADAS CON LA VULNERACIÓN DE DERECHOS FUNDAMENTALES

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 684

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ASESORIA TÉCNICO CIÉNTIFICA E INVESTIGACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.374	0	0	0	0	0	2.374
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	4.739	0	0	0	0	0	4.739
401	07	00	00	Asistencia socio-económica	459.590	0	0	0	0	0	459.590
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	443.864	0	0	0	0	0	443.864
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	15.726	0	0	0	0	0	15.726
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**5.789.275**	**0**	**0**	**0**	**0**	0	**5.789.275**
402	03	00	00	Textiles y vestuarios	1.556	0	0	0	0	0	1.556
402	03	01	00	Textiles	1.556	0	0	0	0	0	1.556
402	05	00	00	Productos de papel, cartón e impresos	613.048	0	0	0	0	0	613.048
402	05	01	00	Pulpa de madera, papel y cartón	2.338	0	0	0	0	0	2.338
402	05	02	00	Envases y cajas de papel y cartón	600.000	0	0	0	0	0	600.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	10.710	0	0	0	0	0	10.710
402	06	00	00	Productos químicos y derivados	1.058.460	0	0	0	0	0	1.058.460
402	06	01	00	Sustancias químicas y de uso industrial	800.000	0	0	0	0	0	800.000
402	06	03	00	Tintas, pinturas y colorantes	26.649	0	0	0	0	0	26.649
402	06	08	00	Productos plásticos	187.576	0	0	0	0	0	187.576
402	06	99	00	Otros productos de la industria química y conexos	44.235	0	0	0	0	0	44.235
402	08	00	00	Productos metálicos	240.713	0	0	0	0	0	240.713
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	31.445	0	0	0	0	0	31.445
402	08	05	00	Materiales de orden público, seguridad y defensa	209.268	0	0	0	0	0	209.268
402	10	00	00	Productos varios y útiles diversos	3.875.498	0	0	0	0	0	3.875.498
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.814.210	0	0	0	0	0	2.814.210
402	10	07	00	Productos de seguridad en el trabajo	870.841	0	0	0	0	0	870.841
402	10	99	00	Otros productos y útiles diversos	190.447	0	0	0	0	0	190.447

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116067 230036000 PERITAJES POR ACTUACIONES DE INVESTIGACIÓN PENAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA A LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES, DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 2.749

RESPONSABLE/EJECUTOR: DIRECCION DE ASESORIA TECNICO CIENTIFICA E INVESTIGACIONES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 230036002 ACTUACIONES ASOCIADAS CON LA VULNERACIÓN DE DERECHOS FUNDAMENTALES

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 684

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ASESORIA TÉCNICO CIÉNTIFICA E INVESTIGACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
403	**00**	**00**	**00**	**Servicios no personales**	**936.231**	**0**	**0**	**0**	**0**	0	**936.231**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	78.000	0	0	0	0	0	78.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	78.000	0	0	0	0	0	78.000
403	18	00	00	Impuestos indirectos	846.481	0	0	0	0	0	846.481
403	18	01	00	Impuesto al valor agregado	846.481	0	0	0	0	0	846.481
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	11.750	0	0	0	0	0	11.750
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	11.750	0	0	0	0	0	11.750
404	**00**	**00**	**00**	**Activos reales**	**1.567.196**	**0**	**0**	**0**	**0**	0	**1.567.196**
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.556.189	0	0	0	0	0	1.556.189
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	1.556.189	0	0	0	0	0	1.556.189
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	11.007	0	0	0	0	0	11.007
404	07	01	00	Equipos científicos y de laboratorio	11.007	0	0	0	0	0	11.007
				Totales	**15.596.243**	**0**	**0**	**0**	**0**	0	**15.596.243**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116050 230037000 PROCESOS JUDICIALES Y ADMINISTRATIVOS DE LA ACCIÓN FISCAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES DIRIGIDAS A FACILITAR AL CIUDADANO, EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: ACTUACIÓN

META: 2.119.558

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**731.239.067**	**0**	**0**	**0**	**0**	**0**	**731.239.067**
401	01	00	00	Sueldos, salarios y otras retribuciones	375.526.002	0	0	0	0	0	375.526.002
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	349.629.261	0	0	0	0	0	349.629.261
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	21.216.741	0	0	0	0	0	21.216.741
401	01	18	00	Remuneraciones al personal contratado	4.680.000	0	0	0	0	0	4.680.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.198.545	0	0	0	0	0	3.198.545
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.198.545	0	0	0	0	0	3.198.545
401	03	00	00	Primas	74.291.337	0	0	0	0	0	74.291.337
401	03	02	00	Primas de transporte a empleados	33.600	0	0	0	0	0	33.600
401	03	08	00	Primas de profesionalización a empleados	13.585.000	0	0	0	0	0	13.585.000
401	03	09	00	Primas por antigüedad a empleados	42.395.560	0	0	0	0	0	42.395.560
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	15.465.056	0	0	0	0	0	15.465.056
401	03	17	00	Primas de transporte a obreros	237.600	0	0	0	0	0	237.600
401	03	21	00	Primas por antigüedad a obreros	2.574.521	0	0	0	0	0	2.574.521
401	04	00	00	Complementos de sueldos y salarios	141.882.058	0	0	0	0	0	141.882.058
401	04	08	00	Bono compensatorio de alimentación a empleados	60.422.400	0	0	0	0	0	60.422.400
401	04	18	00	Bono compensatorio de alimentación a obreros	9.504.000	0	0	0	0	0	9.504.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	576.000	0	0	0	0	0	576.000
401	04	96	00	Otros complementos a empleados	67.184.864	0	0	0	0	0	67.184.864
401	04	97	00	Otros complementos a obreros	4.194.794	0	0	0	0	0	4.194.794
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	62.183.689	0	0	0	0	0	62.183.689
401	05	03	00	Bono vacacional a empleados	57.465.404	0	0	0	0	0	57.465.404
401	05	06	00	Bono vacacional a obreros	3.949.950	0	0	0	0	0	3.949.950
401	05	07	00	Aguinaldos al personal contratado	662.308	0	0	0	0	0	662.308
401	05	08	00	Bono vacacional al personal contratado	106.027	0	0	0	0	0	106.027
401	06	00	00	Aportes patronales y legales	34.119.080	0	0	0	0	0	34.119.080
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	16.771.518	0	0	0	0	0	16.771.518
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	6.247.447	0	0	0	0	0	6.247.447

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116050 230037000 PROCESOS JUDICIALES Y ADMINISTRATIVOS DE LA ACCIÓN FISCAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES DIRIGIDAS A FACILITAR AL CIUDADANO, EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: ACTUACIÓN

META: 2.119.558

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	8.375.606	0	0	0	0	0	8.375.606
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.237.322	0	0	0	0	0	1.237.322
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	497.183	0	0	0	0	0	497.183
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	990.004	0	0	0	0	0	990.004
401	07	00	00	Asistencia socio-económica	40.038.356	0	0	0	0	0	40.038.356
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	37.705.845	0	0	0	0	0	37.705.845
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.332.511	0	0	0	0	0	2.332.511
403	**00**	**00**	**00**	**Servicios no personales**	**8.670.176**	**0**	**0**	**0**	**0**	**0**	**8.670.176**
403	09	00	00	Viáticos y pasajes	7.040.486	0	0	0	0	0	7.040.486
403	09	01	00	Viáticos y pasajes dentro del país	6.851.580	0	0	0	0	0	6.851.580
403	09	03	00	Asignación por kilómetros recorridos	188.906	0	0	0	0	0	188.906
403	15	00	00	Servicios fiscales	10.559	0	0	0	0	0	10.559
403	15	02	00	Tasas y otros derechos obligatorios	10.559	0	0	0	0	0	10.559
403	18	00	00	Impuestos indirectos	561.595	0	0	0	0	0	561.595
403	18	01	00	Impuesto al valor agregado	561.595	0	0	0	0	0	561.595
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.057.536	0	0	0	0	0	1.057.536
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.057.536	0	0	0	0	0	1.057.536
				Totales	**739.909.243**	**0**	**0**	**0**	**0**	**0**	**739.909.243**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116050 230037000 PROCESOS JUDICIALES Y ADMINISTRATIVOS DE LA ACCIÓN FISCAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES DIRIGIDAS A FACILITAR AL CIUDADANO, EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: ACTUACIÓN

META: 2.119.558

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116050 230037000 PROCESOS JUDICIALES Y ADMINISTRATIVOS DE LA ACCIÓN FISCAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES DIRIGIDAS A FACILITAR AL CIUDADANO, EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: ACTUACIÓN

META: 2.119.558

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 230037001 ATENCIÓN DE CASOS EN ACCIÓN PENAL Y OTRAS MATERIAS

UNIDAD DE MEDIDA: CASO ATENDIDO

META: 636.448

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**694.307.795**	**0**	**0**	**0**	**0**	0	**694.307.795**
401	01	00	00	Sueldos, salarios y otras retribuciones	358.930.490	0	0	0	0	0	358.930.490
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	333.987.515	0	0	0	0	0	333.987.515
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	20.262.975	0	0	0	0	0	20.262.975
401	01	18	00	Remuneraciones al personal contratado	4.680.000	0	0	0	0	0	4.680.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.113.226	0	0	0	0	0	3.113.226
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.113.226	0	0	0	0	0	3.113.226
401	03	00	00	Primas	70.369.904	0	0	0	0	0	70.369.904
401	03	02	00	Primas de transporte a empleados	27.600	0	0	0	0	0	27.600
401	03	08	00	Primas de profesionalización a empleados	12.842.200	0	0	0	0	0	12.842.200
401	03	09	00	Primas por antigüedad a empleados	39.998.108	0	0	0	0	0	39.998.108
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	14.816.262	0	0	0	0	0	14.816.262
401	03	17	00	Primas de transporte a obreros	226.944	0	0	0	0	0	226.944
401	03	21	00	Primas por antigüedad a obreros	2.458.790	0	0	0	0	0	2.458.790
401	04	00	00	Complementos de sueldos y salarios	134.595.088	0	0	0	0	0	134.595.088
401	04	08	00	Bono compensatorio de alimentación a empleados	57.623.040	0	0	0	0	0	57.623.040
401	04	18	00	Bono compensatorio de alimentación a obreros	9.077.760	0	0	0	0	0	9.077.760
401	04	26	00	Bono compensatorio de alimentación al personal contratado	576.000	0	0	0	0	0	576.000
401	04	96	00	Otros complementos a empleados	63.314.958	0	0	0	0	0	63.314.958
401	04	97	00	Otros complementos a obreros	4.003.330	0	0	0	0	0	4.003.330
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	58.752.444	0	0	0	0	0	58.752.444
401	05	03	00	Bono vacacional a empleados	54.211.718	0	0	0	0	0	54.211.718
401	05	06	00	Bono vacacional a obreros	3.772.391	0	0	0	0	0	3.772.391
401	05	07	00	Aguinaldos al personal contratado	662.308	0	0	0	0	0	662.308

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO **PROYECTO:** 116050 230037000 PROCESOS JUDICIALES Y ADMINISTRATIVOS DE LA ACCIÓN FISCAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES DIRIGIDAS A FACILITAR AL CIUDADANO, EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.119.558

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 230037001 ATENCIÓN DE CASOS EN ACCIÓN PENAL Y OTRAS MATERIAS

UNIDAD DE MEDIDA: CASO ATENDIDO **META:** 636.448

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	08	00	Bono vacacional al personal contratado	106.027	0	0	0	0	0	106.027
401	06	00	00	Aportes patronales y legales	31.010.411	0	0	0	0	0	31.010.411
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	15.014.528	0	0	0	0	0	15.014.528
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	5.857.004	0	0	0	0	0	5.857.004
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	7.576.235	0	0	0	0	0	7.576.235
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.140.108	0	0	0	0	0	1.140.108
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	475.580	0	0	0	0	0	475.580
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	946.956	0	0	0	0	0	946.956
401	07	00	00	Asistencia socio-económica	37.536.232	0	0	0	0	0	37.536.232
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	35.346.786	0	0	0	0	0	35.346.786
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.189.446	0	0	0	0	0	2.189.446
403	**00**	**00**	**00**	**Servicios no personales**	**8.615.986**	**0**	**0**	**0**	**0**	0	**8.615.986**
403	09	00	00	Viáticos y pasajes	7.040.486	0	0	0	0	0	7.040.486
403	09	01	00	Viáticos y pasajes dentro del país	6.851.580	0	0	0	0	0	6.851.580
403	09	03	00	Asignación por kilómetros recorridos	188.906	0	0	0	0	0	188.906
403	15	00	00	Servicios fiscales	10.559	0	0	0	0	0	10.559
403	15	02	00	Tasas y otros derechos obligatorios	10.559	0	0	0	0	0	10.559
403	18	00	00	Impuestos indirectos	555.789	0	0	0	0	0	555.789
403	18	01	00	Impuesto al valor agregado	555.789	0	0	0	0	0	555.789
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.009.152	0	0	0	0	0	1.009.152
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.009.152	0	0	0	0	0	1.009.152
				Totales	**702.923.781**	**0**	**0**	**0**	**0**	0	**702.923.781**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO **PROYECTO:** 116050 230037000 PROCESOS JUDICIALES Y ADMINISTRATIVOS DE LA ACCIÓN FISCAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES DIRIGIDAS A FACILITAR AL CIUDADANO, EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.119.558

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 230037002 ACTUACIONES VINCULADAS A LOS PROCESOS JURÍDICOS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.483.110

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**36.931.272**	**0**	**0**	**0**	**0**	0	**36.931.272**
401	01	00	00	Sueldos, salarios y otras retribuciones	16.595.512	0	0	0	0	0	16.595.512
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	15.641.746	0	0	0	0	0	15.641.746
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	953.766	0	0	0	0	0	953.766
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	85.319	0	0	0	0	0	85.319
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	85.319	0	0	0	0	0	85.319
401	03	00	00	Primas	3.921.433	0	0	0	0	0	3.921.433
401	03	02	00	Primas de transporte a empleados	6.000	0	0	0	0	0	6.000
401	03	08	00	Primas de profesionalización a empleados	742.800	0	0	0	0	0	742.800
401	03	09	00	Primas por antigüedad a empleados	2.397.452	0	0	0	0	0	2.397.452
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	648.794	0	0	0	0	0	648.794
401	03	17	00	Primas de transporte a obreros	10.656	0	0	0	0	0	10.656
401	03	21	00	Primas por antigüedad a obreros	115.731	0	0	0	0	0	115.731
401	04	00	00	Complementos de sueldos y salarios	7.286.970	0	0	0	0	0	7.286.970
401	04	08	00	Bono compensatorio de alimentación a empleados	2.799.360	0	0	0	0	0	2.799.360
401	04	18	00	Bono compensatorio de alimentación a obreros	426.240	0	0	0	0	0	426.240
401	04	96	00	Otros complementos a empleados	3.869.906	0	0	0	0	0	3.869.906
401	04	97	00	Otros complementos a obreros	191.464	0	0	0	0	0	191.464
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.431.245	0	0	0	0	0	3.431.245
401	05	03	00	Bono vacacional a empleados	3.253.686	0	0	0	0	0	3.253.686
401	05	06	00	Bono vacacional a obreros	177.559	0	0	0	0	0	177.559
401	06	00	00	Aportes patronales y legales	3.108.669	0	0	0	0	0	3.108.669
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.756.990	0	0	0	0	0	1.756.990
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	390.443	0	0	0	0	0	390.443

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116050 230037000 PROCESOS JUDICIALES Y ADMINISTRATIVOS DE LA ACCIÓN FISCAL

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES DIRIGIDAS A FACILITAR AL CIUDADANO, EL ACCESO A LA JUSTICIA Y A FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICIA VENEZOLANO.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 2.119.558

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 230037002 ACTUACIONES VINCULADAS A LOS PROCESOS JURÍDICOS.

UNIDAD DE MEDIDA: ACTUACIÓN **META:** 1.483.110

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ACTUACIÓN PROCESAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	799.371	0	0	0	0	0	799.371
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	97.214	0	0	0	0	0	97.214
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	21.603	0	0	0	0	0	21.603
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	43.048	0	0	0	0	0	43.048
401	07	00	00	Asistencia socio-económica	2.502.124	0	0	0	0	0	2.502.124
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.359.059	0	0	0	0	0	2.359.059
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	143.065	0	0	0	0	0	143.065
403	**00**	**00**	**00**	**Servicios no personales**	**54.190**	**0**	**0**	**0**	**0**	0	**54.190**
403	18	00	00	Impuestos indirectos	5.806	0	0	0	0	0	5.806
403	18	01	00	Impuesto al valor agregado	5.806	0	0	0	0	0	5.806
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	48.384	0	0	0	0	0	48.384
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	48.384	0	0	0	0	0	48.384
				Totales	**36.985.462**	**0**	**0**	**0**	**0**	0	**36.985.462**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116057 230038000 SISTEMA INTEGRAL DE COMUNICACIÓN E INFORMACIÓN

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA A LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES, DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESEO A LA JUSTICIA Y FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICA VENEZOLANO.

UNIDAD DE MEDIDA: PROGRAMA

META: 1.095

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INSTITUCIONALES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.562.570**	**0**	**0**	**0**	**0**	**0**	**3.562.570**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.180.866	0	0	0	0	0	3.180.866
403	07	01	00	Publicidad y propaganda	1.357.000	0	0	0	0	0	1.357.000
403	07	04	00	Avisos	1.823.866	0	0	0	0	0	1.823.866
403	18	00	00	Impuestos indirectos	381.704	0	0	0	0	0	381.704
403	18	01	00	Impuesto al valor agregado	381.704	0	0	0	0	0	381.704
				Totales	**3.562.570**	**0**	**0**	**0**	**0**	**0**	**3.562.570**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116057 230038000 SISTEMA INTEGRAL DE COMUNICACIÓN E INFORMACIÓN

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA A LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES, DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESEO A LA JUSTICIA Y FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICA VENEZOLANO.

UNIDAD DE MEDIDA: PROGRAMA

META: 1.095

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INSTITUCIONALES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

PROYECTO: 116057 230038000 SISTEMA INTEGRAL DE COMUNICACIÓN E INFORMACIÓN

OBJETIVO DEL PROYECTO: RESPONDER DE MANERA OPORTUNA A LAS DEMANDAS DE LA COLECTIVIDAD, MEDIANTE EL ESTABLECIMIENTO DE ACCIONES INSTITUCIONALES E INTERINSTITUCIONALES, DIRIGIDAS A FACILITAR AL CIUDADANO EL ACCESEO A LA JUSTICIA Y FORTALECER LA CREDIBILIDAD EN EL SISTEMA DE JUSTICA VENEZOLANO.

UNIDAD DE MEDIDA: PROGRAMA

META: 1.095

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INSTITUCIONALES

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 230038001 DIVULGACIÓN DEL ROL DEL MINISTERIO PÚBLICO EN LAS COMUNIDADES

UNIDAD DE MEDIDA: INSTRUMENTO DE INFORMACIÓN E INFORMACIÓN

META: 3

RESPONSABLE/EJECUTOR: DIRECCIÓN DE RELACIONES INSTITUCIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.562.570**	**0**	**0**	**0**	**0**	0	**3.562.570**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.180.866	0	0	0	0	0	3.180.866
403	07	01	00	Publicidad y propaganda	1.357.000	0	0	0	0	0	1.357.000
403	07	04	00	Avisos	1.823.866	0	0	0	0	0	1.823.866
403	18	00	00	Impuestos indirectos	381.704	0	0	0	0	0	381.704
403	18	01	00	Impuesto al valor agregado	381.704	0	0	0	0	0	381.704
				Totales	**3.562.570**	**0**	**0**	**0**	**0**	0	**3.562.570**

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**443.933.964**	**0**	**0**	**0**	**0**	**0**	**443.933.964**
401	01	00	00	Sueldos, salarios y otras retribuciones	80.470.230	0	0	0	0	0	80.470.230
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	57.324.901	0	0	0	0	0	57.324.901
401	01	03	00	Suplencias a empleados	10.857.685	0	0	0	0	0	10.857.685
401	01	08	00	Sueldo al personal en trámite de nombramiento	15.943	0	0	0	0	0	15.943
401	01	09	00	Remuneraciones al personal en período de disponibilidad	115.000	0	0	0	0	0	115.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.513.610	0	0	0	0	0	4.513.610
401	01	13	00	Suplencias a obreros	763.184	0	0	0	0	0	763.184
401	01	18	00	Remuneraciones al personal contratado	6.556.800	0	0	0	0	0	6.556.800
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	171.000	0	0	0	0	0	171.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	152.107	0	0	0	0	0	152.107
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	998.317	0	0	0	0	0	998.317
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	998.317	0	0	0	0	0	998.317
401	03	00	00	Primas	15.422.865	0	0	0	0	0	15.422.865
401	03	02	00	Primas de transporte a empleados	25.200	0	0	0	0	0	25.200
401	03	08	00	Primas de profesionalización a empleados	4.269.200	0	0	0	0	0	4.269.200
401	03	09	00	Primas por antigüedad a empleados	6.738.997	0	0	0	0	0	6.738.997
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.702.108	0	0	0	0	0	3.702.108
401	03	17	00	Primas de transporte a obreros	50.688	0	0	0	0	0	50.688
401	03	21	00	Primas por antigüedad a obreros	636.672	0	0	0	0	0	636.672
401	04	00	00	Complementos de sueldos y salarios	35.424.243	0	0	0	0	0	35.424.243
401	04	05	00	Complemento a empleados por gastos de representación	250.000	0	0	0	0	0	250.000
401	04	06	00	Complemento a empleados por comisión de servicios	450.000	0	0	0	0	0	450.000
401	04	08	00	Bono compensatorio de alimentación a empleados	12.913.920	0	0	0	0	0	12.913.920
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	211.939	0	0	0	0	0	211.939
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	741.312	0	0	0	0	0	741.312
401	04	18	00	Bono compensatorio de alimentación a obreros	2.246.400	0	0	0	0	0	2.246.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.152.000	0	0	0	0	0	1.152.000
401	04	96	00	Otros complementos a empleados	16.425.192	0	0	0	0	0	16.425.192
401	04	97	00	Otros complementos a obreros	1.033.480	0	0	0	0	0	1.033.480
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	15.262.014	0	0	0	0	0	15.262.014
401	05	03	00	Bono vacacional a empleados	12.538.638	0	0	0	0	0	12.538.638

ÓRGANO: MINISTERIO PÚBLICO **ACCIÓN CENTRALIZADA:** 230001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	06	00	Bono vacacional a obreros	976.813	0	0	0	0	0	976.813
401	05	07	00	Aguinaldos al personal contratado	241.019	0	0	0	0	0	241.019
401	05	08	00	Bono vacacional al personal contratado	1.505.544	0	0	0	0	0	1.505.544
401	06	00	00	Aportes patronales y legales	9.462.157	0	0	0	0	0	9.462.157
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.641.721	0	0	0	0	0	4.641.721
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.626.753	0	0	0	0	0	1.626.753
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	2.413.141	0	0	0	0	0	2.413.141
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	460.081	0	0	0	0	0	460.081
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	102.240	0	0	0	0	0	102.240
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	203.623	0	0	0	0	0	203.623
401	06	97	00	Otros aportes legales por obreros	14.598	0	0	0	0	0	14.598
401	07	00	00	Asistencia socio-económica	173.521.538	0	0	0	0	0	173.521.538
401	07	02	00	Becas a empleados	159.437	0	0	0	0	0	159.437
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	13.730	0	0	0	0	0	13.730
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.796.949	0	0	0	0	0	8.796.949
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	126.965.400	0	0	0	0	0	126.965.400
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.438.431	0	0	0	0	0	2.438.431
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.220.227	0	0	0	0	0	3.220.227
401	07	18	00	Becas a obreros	73.997	0	0	0	0	0	73.997
401	07	19	00	Ayudas por matrimonio de obreros	8.000	0	0	0	0	0	8.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	20.000	0	0	0	0	0	20.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	37.600	0	0	0	0	0	37.600
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	527.042	0	0	0	0	0	527.042
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	21.732.060	0	0	0	0	0	21.732.060
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	578.634	0	0	0	0	0	578.634
401	07	26	00	Dotación de uniformes a obreros	7.103.694	0	0	0	0	0	7.103.694
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.006.337	0	0	0	0	0	1.006.337
401	07	96	00	Otras subvenciones a empleados	840.000	0	0	0	0	0	840.000
401	08	00	00	Prestaciones sociales e indemnizaciones	113.372.600	0	0	0	0	0	113.372.600
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	104.524.374	0	0	0	0	0	104.524.374
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	8.848.226	0	0	0	0	0	8.848.226

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**3.691.492**	**0**	**0**	**0**	**0**	**0**	**3.691.492**
403	10	00	00	Servicios profesionales y técnicos	2.375.000	0	0	0	0	0	2.375.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.375.000	0	0	0	0	0	2.375.000
403	18	00	00	Impuestos indirectos	1.071.806	0	0	0	0	0	1.071.806
403	18	01	00	Impuesto al valor agregado	1.071.806	0	0	0	0	0	1.071.806
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	244.686	0	0	0	0	0	244.686
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	244.686	0	0	0	0	0	244.686
				Totales	**447.625.456**	**0**	**0**	**0**	**0**	**0**	**447.625.456**

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 230001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**443.933.964**	**0**	**0**	**0**	**0**	**0**	**443.933.964**
401	01	00	00	Sueldos, salarios y otras retribuciones	80.470.230	0	0	0	0	0	80.470.230
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	57.324.901	0	0	0	0	0	57.324.901
401	01	03	00	Suplencias a empleados	10.857.685	0	0	0	0	0	10.857.685
401	01	08	00	Sueldo al personal en trámite de nombramiento	15.943	0	0	0	0	0	15.943
401	01	09	00	Remuneraciones al personal en período de disponibilidad	115.000	0	0	0	0	0	115.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.513.610	0	0	0	0	0	4.513.610
401	01	13	00	Suplencias a obreros	763.184	0	0	0	0	0	763.184
401	01	18	00	Remuneraciones al personal contratado	6.556.800	0	0	0	0	0	6.556.800
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	171.000	0	0	0	0	0	171.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	152.107	0	0	0	0	0	152.107
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	998.317	0	0	0	0	0	998.317
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	998.317	0	0	0	0	0	998.317
401	03	00	00	Primas	15.422.865	0	0	0	0	0	15.422.865
401	03	02	00	Primas de transporte a empleados	25.200	0	0	0	0	0	25.200
401	03	08	00	Primas de profesionalización a empleados	4.269.200	0	0	0	0	0	4.269.200
401	03	09	00	Primas por antigüedad a empleados	6.738.997	0	0	0	0	0	6.738.997
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.702.108	0	0	0	0	0	3.702.108
401	03	17	00	Primas de transporte a obreros	50.688	0	0	0	0	0	50.688
401	03	21	00	Primas por antigüedad a obreros	636.672	0	0	0	0	0	636.672
401	04	00	00	Complementos de sueldos y salarios	35.424.243	0	0	0	0	0	35.424.243
401	04	05	00	Complemento a empleados por gastos de representación	250.000	0	0	0	0	0	250.000
401	04	06	00	Complemento a empleados por comisión de servicios	450.000	0	0	0	0	0	450.000
401	04	08	00	Bono compensatorio de alimentación a empleados	12.913.920	0	0	0	0	0	12.913.920
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	211.939	0	0	0	0	0	211.939
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	741.312	0	0	0	0	0	741.312
401	04	18	00	Bono compensatorio de alimentación a obreros	2.246.400	0	0	0	0	0	2.246.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.152.000	0	0	0	0	0	1.152.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 230001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	96	00	Otros complementos a empleados	16.425.192	0	0	0	0	0	16.425.192
401	04	97	00	Otros complementos a obreros	1.033.480	0	0	0	0	0	1.033.480
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	15.262.014	0	0	0	0	0	15.262.014
401	05	03	00	Bono vacacional a empleados	12.538.638	0	0	0	0	0	12.538.638
401	05	06	00	Bono vacacional a obreros	976.813	0	0	0	0	0	976.813
401	05	07	00	Aguinaldos al personal contratado	241.019	0	0	0	0	0	241.019
401	05	08	00	Bono vacacional al personal contratado	1.505.544	0	0	0	0	0	1.505.544
401	06	00	00	Aportes patronales y legales	9.462.157	0	0	0	0	0	9.462.157
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	4.641.721	0	0	0	0	0	4.641.721
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.626.753	0	0	0	0	0	1.626.753
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	2.413.141	0	0	0	0	0	2.413.141
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	460.081	0	0	0	0	0	460.081
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	102.240	0	0	0	0	0	102.240
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	203.623	0	0	0	0	0	203.623
401	06	97	00	Otros aportes legales por obreros	14.598	0	0	0	0	0	14.598
401	07	00	00	Asistencia socio-económica	173.521.538	0	0	0	0	0	173.521.538
401	07	02	00	Becas a empleados	159.437	0	0	0	0	0	159.437
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	13.730	0	0	0	0	0	13.730
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	8.796.949	0	0	0	0	0	8.796.949
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	126.965.400	0	0	0	0	0	126.965.400
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.438.431	0	0	0	0	0	2.438.431
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	3.220.227	0	0	0	0	0	3.220.227
401	07	18	00	Becas a obreros	73.997	0	0	0	0	0	73.997
401	07	19	00	Ayudas por matrimonio de obreros	8.000	0	0	0	0	0	8.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	20.000	0	0	0	0	0	20.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	37.600	0	0	0	0	0	37.600
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	527.042	0	0	0	0	0	527.042

ÓRGANO: MINISTERIO PÚBLICO **ACCIÓN CENTRALIZADA:** 230001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 230001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	21.732.060	0	0	0	0	0	21.732.060
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	578.634	0	0	0	0	0	578.634
401	07	26	00	Dotación de uniformes a obreros	7.103.694	0	0	0	0	0	7.103.694
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.006.337	0	0	0	0	0	1.006.337
401	07	96	00	Otras subvenciones a empleados	840.000	0	0	0	0	0	840.000
401	08	00	00	Prestaciones sociales e indemnizaciones	113.372.600	0	0	0	0	0	113.372.600
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	104.524.374	0	0	0	0	0	104.524.374
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	8.848.226	0	0	0	0	0	8.848.226
403	**00**	**00**	**00**	**Servicios no personales**	**3.691.492**	**0**	**0**	**0**	**0**	**0**	**3.691.492**
403	10	00	00	Servicios profesionales y técnicos	2.375.000	0	0	0	0	0	2.375.000
403	10	07	00	Servicios de capacitación y adiestramiento	2.375.000	0	0	0	0	0	2.375.000
403	18	00	00	Impuestos indirectos	1.071.806	0	0	0	0	0	1.071.806
403	18	01	00	Impuesto al valor agregado	1.071.806	0	0	0	0	0	1.071.806
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	244.686	0	0	0	0	0	244.686
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	244.686	0	0	0	0	0	244.686
				Totales	**447.625.456**	**0**	**0**	**0**	**0**	**0**	**447.625.456**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**31.176.561**	**0**	**0**	**0**	**0**	**0**	**31.176.561**
402	01	00	00	Productos alimenticios y agropecuarios	1.331.012	0	0	0	0	0	1.331.012
402	01	01	00	Alimentos y bebidas para personas	1.300.612	0	0	0	0	0	1.300.612
402	01	02	00	Alimentos para animales	10.400	0	0	0	0	0	10.400
402	01	03	00	Productos agrícolas y pecuarios	20.000	0	0	0	0	0	20.000
402	02	00	00	Productos de minas, canteras y yacimientos	2.780	0	0	0	0	0	2.780
402	02	02	00	Petróleo crudo y gas natural	1.955	0	0	0	0	0	1.955
402	02	04	00	Mineral no ferroso	125	0	0	0	0	0	125
402	02	05	00	Piedra, arcilla, arena y tierra	700	0	0	0	0	0	700
402	03	00	00	Textiles y vestuarios	812.766	0	0	0	0	0	812.766
402	03	01	00	Textiles	341.955	0	0	0	0	0	341.955
402	03	02	00	Prendas de vestir	446.923	0	0	0	0	0	446.923
402	03	03	00	Calzados	23.888	0	0	0	0	0	23.888
402	04	00	00	Productos de cuero y caucho	163.783	0	0	0	0	0	163.783
402	04	03	00	Cauchos y tripas para vehículos	150.425	0	0	0	0	0	150.425
402	04	99	00	Otros productos de cuero y caucho	13.358	0	0	0	0	0	13.358
402	05	00	00	Productos de papel, cartón e impresos	6.250.079	0	0	0	0	0	6.250.079
402	05	01	00	Pulpa de madera, papel y cartón	183.616	0	0	0	0	0	183.616
402	05	02	00	Envases y cajas de papel y cartón	379.047	0	0	0	0	0	379.047
402	05	03	00	Productos de papel y cartón para oficina	5.525.736	0	0	0	0	0	5.525.736
402	05	04	00	Libros, revistas y periódicos	92.795	0	0	0	0	0	92.795
402	05	05	00	Material de enseñanza	10.000	0	0	0	0	0	10.000
402	05	06	00	Productos de papel y cartón para computación	635	0	0	0	0	0	635
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	57.923	0	0	0	0	0	57.923
402	05	99	00	Otros productos de pulpa, papel y cartón	327	0	0	0	0	0	327
402	06	00	00	Productos químicos y derivados	4.332.565	0	0	0	0	0	4.332.565
402	06	01	00	Sustancias químicas y de uso industrial	26.542	0	0	0	0	0	26.542
402	06	02	00	Abonos, plaguicidas y otros	1.200	0	0	0	0	0	1.200
402	06	03	00	Tintas, pinturas y colorantes	3.652.575	0	0	0	0	0	3.652.575
402	06	04	00	Productos farmacéuticos y medicamentos	264.068	0	0	0	0	0	264.068
402	06	05	00	Productos de tocador	2.754	0	0	0	0	0	2.754
402	06	06	00	Combustibles y lubricantes	44.846	0	0	0	0	0	44.846
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.290	0	0	0	0	0	1.290

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	317.162	0	0	0	0	0	317.162
402	06	99	00	Otros productos de la industria química y conexos	22.128	0	0	0	0	0	22.128
402	07	00	00	Productos minerales no metálicos	15.248	0	0	0	0	0	15.248
402	07	02	00	Vidrios y productos de vidrio	6.325	0	0	0	0	0	6.325
402	07	03	00	Productos de arcilla para construcción	500	0	0	0	0	0	500
402	07	04	00	Cemento, cal y yeso	2.182	0	0	0	0	0	2.182
402	07	99	00	Otros productos minerales no metálicos	6.241	0	0	0	0	0	6.241
402	08	00	00	Productos metálicos	3.328.099	0	0	0	0	0	3.328.099
402	08	01	00	Productos primarios de hierro y acero	163	0	0	0	0	0	163
402	08	02	00	Productos de metales no ferrosos	27.624	0	0	0	0	0	27.624
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.524.704	0	0	0	0	0	1.524.704
402	08	04	00	Productos metálicos estructurales	6.500	0	0	0	0	0	6.500
402	08	05	00	Materiales de orden público, seguridad y defensa	560.000	0	0	0	0	0	560.000
402	08	07	00	Material de señalamiento	31.540	0	0	0	0	0	31.540
402	08	09	00	Repuestos y accesorios para equipos de transporte	46.000	0	0	0	0	0	46.000
402	08	10	00	Repuestos y accesorios para otros equipos	1.083.598	0	0	0	0	0	1.083.598
402	08	99	00	Otros productos metálicos	47.970	0	0	0	0	0	47.970
402	09	00	00	Productos de madera	2.305	0	0	0	0	0	2.305
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.105	0	0	0	0	0	1.105
402	09	99	00	Otros productos de madera	1.200	0	0	0	0	0	1.200
402	10	00	00	Productos varios y útiles diversos	13.375.902	0	0	0	0	0	13.375.902
402	10	01	00	Artículos de deporte, recreación y juguetes	334.850	0	0	0	0	0	334.850
402	10	02	00	Materiales y útiles de limpieza y aseo	14.559	0	0	0	0	0	14.559
402	10	03	00	Utensilios de cocina y comedor	40.428	0	0	0	0	0	40.428
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	144.772	0	0	0	0	0	144.772
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.677.100	0	0	0	0	0	2.677.100
402	10	06	00	Condecoraciones, ofrendas y similares	257.445	0	0	0	0	0	257.445
402	10	07	00	Productos de seguridad en el trabajo	61.194	0	0	0	0	0	61.194
402	10	08	00	Materiales para equipos de computación	8.032.355	0	0	0	0	0	8.032.355
402	10	09	00	Especies timbradas y valores	3.500	0	0	0	0	0	3.500
402	10	10	00	Útiles religiosos	2.800	0	0	0	0	0	2.800
402	10	11	00	Materiales eléctricos	1.179.709	0	0	0	0	0	1.179.709
402	10	12	00	Materiales para instalaciones sanitarias	306.751	0	0	0	0	0	306.751

ÓRGANO: MINISTERIO PÚBLICO **ACCIÓN CENTRALIZADA:** 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	13	00	Materiales fotográficos	4.388	0	0	0	0	0	4.388
402	10	99	00	Otros productos y útiles diversos	316.051	0	0	0	0	0	316.051
402	99	00	00	Otros materiales y suministros	1.562.022	0	0	0	0	0	1.562.022
402	99	01	00	Otros materiales y suministros	1.562.022	0	0	0	0	0	1.562.022
403	**00**	**00**	**00**	**Servicios no personales**	**114.821.770**	**0**	**0**	**0**	**0**	**0**	**114.821.770**
403	01	00	00	Alquileres de inmuebles	14.010.000	0	0	0	0	0	14.010.000
403	01	01	00	Alquileres de edificios y locales	14.000.000	0	0	0	0	0	14.000.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	10.000	0	0	0	0	0	10.000
403	02	00	00	Alquileres de maquinaria y equipos	104.150	0	0	0	0	0	104.150
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	50.060	0	0	0	0	0	50.060
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	14.090	0	0	0	0	0	14.090
403	02	99	00	Alquileres de otras maquinaria y equipos	40.000	0	0	0	0	0	40.000
403	04	00	00	Servicios básicos	12.667.230	0	0	0	0	0	12.667.230
403	04	01	00	Electricidad	3.022.632	0	0	0	0	0	3.022.632
403	04	03	00	Agua	390.705	0	0	0	0	0	390.705
403	04	04	00	Teléfonos	6.724.220	0	0	0	0	0	6.724.220
403	04	05	00	Servicio de comunicaciones	2.055.497	0	0	0	0	0	2.055.497
403	04	06	00	Servicio de aseo urbano y domiciliario	174.176	0	0	0	0	0	174.176
403	04	07	00	Servicio de condominio	300.000	0	0	0	0	0	300.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	270.000	0	0	0	0	0	270.000
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	5.000	0	0	0	0	0	5.000
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	1.000	0	0	0	0	0	1.000
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	264.000	0	0	0	0	0	264.000
403	06	00	00	Servicios de transporte y almacenaje	753.325	0	0	0	0	0	753.325
403	06	01	00	Fletes y embalajes	494.182	0	0	0	0	0	494.182
403	06	03	00	Estacionamiento	4.130	0	0	0	0	0	4.130
403	06	04	00	Peaje	157	0	0	0	0	0	157
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	254.856	0	0	0	0	0	254.856
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.709.683	0	0	0	0	0	6.709.683
403	07	01	00	Publicidad y propaganda	1.200	0	0	0	0	0	1.200
403	07	02	00	Imprenta y reproducción	1.584.175	0	0	0	0	0	1.584.175
403	07	03	00	Relaciones sociales	5.109.577	0	0	0	0	0	5.109.577

ÓRGANO: MINISTERIO PÚBLICO **ACCIÓN CENTRALIZADA:** 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	14.731	0	0	0	0	0	14.731
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.206.426	0	0	0	0	0	5.206.426
403	08	01	00	Primas y gastos de seguros	4.825.326	0	0	0	0	0	4.825.326
403	08	02	00	Comisiones y gastos bancarios	381.100	0	0	0	0	0	381.100
403	09	00	00	Viáticos y pasajes	5.246.133	0	0	0	0	0	5.246.133
403	09	01	00	Viáticos y pasajes dentro del país	4.457.240	0	0	0	0	0	4.457.240
403	09	02	00	Viáticos y pasajes fuera del país	548.713	0	0	0	0	0	548.713
403	09	03	00	Asignación por kilómetros recorridos	240.180	0	0	0	0	0	240.180
403	10	00	00	Servicios profesionales y técnicos	3.702.240	0	0	0	0	0	3.702.240
403	10	03	00	Servicios de procesamiento de datos	542.000	0	0	0	0	0	542.000
403	10	09	00	Servicios de lavandería y tintorería	14.650	0	0	0	0	0	14.650
403	10	11	00	Servicios para la elaboración y suministro de comida	2.468.880	0	0	0	0	0	2.468.880
403	10	99	00	Otros servicios profesionales y técnicos	676.710	0	0	0	0	0	676.710
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.827.248	0	0	0	0	0	8.827.248
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	64.000	0	0	0	0	0	64.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.410.796	0	0	0	0	0	1.410.796
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	493.635	0	0	0	0	0	493.635
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	50.150	0	0	0	0	0	50.150
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.726.623	0	0	0	0	0	6.726.623
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	82.044	0	0	0	0	0	82.044
403	12	00	00	Conservación y reparaciones menores de obras	32.789.337	0	0	0	0	0	32.789.337
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	32.789.337	0	0	0	0	0	32.789.337
403	15	00	00	Servicios fiscales	19.092	0	0	0	0	0	19.092
403	15	01	00	Derechos de importación y servicios aduaneros	375	0	0	0	0	0	375
403	15	02	00	Tasas y otros derechos obligatorios	17.957	0	0	0	0	0	17.957
403	15	99	00	Otros servicios fiscales	760	0	0	0	0	0	760
403	16	00	00	Servicios de diversión, esparcimiento y culturales	7.505.967	0	0	0	0	0	7.505.967
403	16	01	00	Servicios de diversión, esparcimiento y culturales	7.505.967	0	0	0	0	0	7.505.967
403	18	00	00	Impuestos indirectos	16.668.443	0	0	0	0	0	16.668.443
403	18	01	00	Impuesto al valor agregado	16.668.443	0	0	0	0	0	16.668.443
403	99	00	00	Otros servicios no personales	342.496	0	0	0	0	0	342.496
403	99	01	00	Otros servicios no personales	342.496	0	0	0	0	0	342.496

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**15.763.177**	**0**	**0**	**0**	**0**	**0**	**15.763.177**
404	01	00	00	Repuestos y reparaciones mayores	962.390	0	0	0	0	0	962.390
404	01	01	00	Repuestos mayores	527.500	0	0	0	0	0	527.500
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	329.000	0	0	0	0	0	329.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	168.500	0	0	0	0	0	168.500
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	434.890	0	0	0	0	0	434.890
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	14.250	0	0	0	0	0	14.250
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	197.147	0	0	0	0	0	197.147
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	168.859	0	0	0	0	0	168.859
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	54.634	0	0	0	0	0	54.634
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.513.801	0	0	0	0	0	3.513.801
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	2.330	0	0	0	0	0	2.330
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.394.332	0	0	0	0	0	3.394.332
404	03	05	00	Maquinaria y equipos industriales y de taller	16.139	0	0	0	0	0	16.139
404	03	06	00	Maquinaria y equipos de energía	101.000	0	0	0	0	0	101.000
404	04	00	00	Equipos de transporte, tracción y elevación	2.050	0	0	0	0	0	2.050
404	04	05	00	Vehículos de tracción no motorizados	2.050	0	0	0	0	0	2.050
404	05	00	00	Equipos de comunicaciones y de señalamiento	479.174	0	0	0	0	0	479.174
404	05	01	00	Equipos de telecomunicaciones	479.174	0	0	0	0	0	479.174
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	120.000	0	0	0	0	0	120.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	120.000	0	0	0	0	0	120.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	544.174	0	0	0	0	0	544.174
404	07	01	00	Equipos científicos y de laboratorio	16.300	0	0	0	0	0	16.300
404	07	02	00	Equipos de enseñanza, deporte y recreación	202.874	0	0	0	0	0	202.874
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	300.000	0	0	0	0	0	300.000
404	07	06	00	Instrumentos musicales y equipos de audio	25.000	0	0	0	0	0	25.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.791.613	0	0	0	0	0	9.791.613
404	09	01	00	Mobiliario y equipos de oficina	5.435.736	0	0	0	0	0	5.435.736
404	09	02	00	Equipos de computación	1.951.230	0	0	0	0	0	1.951.230
404	09	03	00	Mobiliario y equipos de alojamiento	1.634.515	0	0	0	0	0	1.634.515
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	770.132	0	0	0	0	0	770.132

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	11	00	00	Inmuebles, maquinaria y equipos usados	240.000	0	0	0	0	0	240.000
404	11	04	00	Expropiación de edificios e instalaciones	240.000	0	0	0	0	0	240.000
404	12	00	00	Activos intangibles	5.080	0	0	0	0	0	5.080
404	12	04	00	Paquetes y programas de computación	5.080	0	0	0	0	0	5.080
404	99	00	00	Otros activos reales	104.895	0	0	0	0	0	104.895
404	99	01	00	Otros activos reales	104.895	0	0	0	0	0	104.895
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.277.684**	**0**	**0**	**0**	**0**	**0**	**3.277.684**
407	01	00	00	Transferencias y donaciones corrientes internas	3.277.684	0	0	0	0	0	3.277.684
407	01	01	00	Transferencias corrientes internas al sector privado	988.250	0	0	0	0	0	988.250
407	01	01	56	Otras asignaciones	988.250	0	0	0	0	0	988.250
407	01	02	00	Donaciones corrientes internas al sector privado	642.800	0	0	0	0	0	642.800
407	01	02	01	Donaciones corrientes a personas	642.800	0	0	0	0	0	642.800
407	01	03	00	Transferencias corrientes internas al sector público	1.646.634	0	0	0	0	0	1.646.634
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.646.634	0	0	0	0	0	1.646.634
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.400.000**	**0**	**0**	**0**	**0**	**0**	**2.400.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.400.000	0	0	0	0	0	2.400.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.700.000	0	0	0	0	0	1.700.000
411	11	05	00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	700.000	0	0	0	0	0	700.000
				Totales	**167.439.192**	**0**	**0**	**0**	**0**	**0**	**167.439.192**

ÓRGANO: MINISTERIO PÚBLICO **ACCIÓN CENTRALIZADA:** 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	***00***	***00***	***00***	***Transferencias y donaciones***	**1.646.634**	**0**	**0**	**0**	**0**	**0**	**1.646.634**
407	01	00	00	Transferencias y donaciones corrientes internas	1.646.634	0	0	0	0	0	1.646.634
407	01	03	00	Transferencias corrientes internas al sector público	1.646.634	0	0	0	0	0	1.646.634
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.646.634	0	0	0	0	0	1.646.634
				- A0239 Fundación para la Investigación, Capacitación y Desarrollo de la Función Fiscal	1.646.634	0	0	0	0	0	1.646.634
				Totales	**1.646.634**	**0**	**0**	**0**	**0**	**0**	**1.646.634**

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 230002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**31.176.561**	**0**	**0**	**0**	**0**	**0**	**31.176.561**
402	01	00	00	Productos alimenticios y agropecuarios	1.331.012	0	0	0	0	0	1.331.012
402	01	01	00	Alimentos y bebidas para personas	1.300.612	0	0	0	0	0	1.300.612
402	01	02	00	Alimentos para animales	10.400	0	0	0	0	0	10.400
402	01	03	00	Productos agrícolas y pecuarios	20.000	0	0	0	0	0	20.000
402	02	00	00	Productos de minas, canteras y yacimientos	2.780	0	0	0	0	0	2.780
402	02	02	00	Petróleo crudo y gas natural	1.955	0	0	0	0	0	1.955
402	02	04	00	Mineral no ferroso	125	0	0	0	0	0	125
402	02	05	00	Piedra, arcilla, arena y tierra	700	0	0	0	0	0	700
402	03	00	00	Textiles y vestuarios	812.766	0	0	0	0	0	812.766
402	03	01	00	Textiles	341.955	0	0	0	0	0	341.955
402	03	02	00	Prendas de vestir	446.923	0	0	0	0	0	446.923
402	03	03	00	Calzados	23.888	0	0	0	0	0	23.888
402	04	00	00	Productos de cuero y caucho	163.783	0	0	0	0	0	163.783
402	04	03	00	Cauchos y tripas para vehículos	150.425	0	0	0	0	0	150.425
402	04	99	00	Otros productos de cuero y caucho	13.358	0	0	0	0	0	13.358
402	05	00	00	Productos de papel, cartón e impresos	6.250.079	0	0	0	0	0	6.250.079
402	05	01	00	Pulpa de madera, papel y cartón	183.616	0	0	0	0	0	183.616
402	05	02	00	Envases y cajas de papel y cartón	379.047	0	0	0	0	0	379.047
402	05	03	00	Productos de papel y cartón para oficina	5.525.736	0	0	0	0	0	5.525.736
402	05	04	00	Libros, revistas y periódicos	92.795	0	0	0	0	0	92.795
402	05	05	00	Material de enseñanza	10.000	0	0	0	0	0	10.000
402	05	06	00	Productos de papel y cartón para computación	635	0	0	0	0	0	635
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	57.923	0	0	0	0	0	57.923
402	05	99	00	Otros productos de pulpa, papel y cartón	327	0	0	0	0	0	327
402	06	00	00	Productos químicos y derivados	4.332.565	0	0	0	0	0	4.332.565
402	06	01	00	Sustancias químicas y de uso industrial	26.542	0	0	0	0	0	26.542
402	06	02	00	Abonos, plaguicidas y otros	1.200	0	0	0	0	0	1.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 230002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	3.652.575	0	0	0	0	0	3.652.575
402	06	04	00	Productos farmacéuticos y medicamentos	264.068	0	0	0	0	0	264.068
402	06	05	00	Productos de tocador	2.754	0	0	0	0	0	2.754
402	06	06	00	Combustibles y lubricantes	44.846	0	0	0	0	0	44.846
402	06	07	00	Productos diversos derivados del petróleo y del carbón	1.290	0	0	0	0	0	1.290
402	06	08	00	Productos plásticos	317.162	0	0	0	0	0	317.162
402	06	99	00	Otros productos de la industria química y conexos	22.128	0	0	0	0	0	22.128
402	07	00	00	Productos minerales no metálicos	15.248	0	0	0	0	0	15.248
402	07	02	00	Vidrios y productos de vidrio	6.325	0	0	0	0	0	6.325
402	07	03	00	Productos de arcilla para construcción	500	0	0	0	0	0	500
402	07	04	00	Cemento, cal y yeso	2.182	0	0	0	0	0	2.182
402	07	99	00	Otros productos minerales no metálicos	6.241	0	0	0	0	0	6.241
402	08	00	00	Productos metálicos	3.328.099	0	0	0	0	0	3.328.099
402	08	01	00	Productos primarios de hierro y acero	163	0	0	0	0	0	163
402	08	02	00	Productos de metales no ferrosos	27.624	0	0	0	0	0	27.624
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.524.704	0	0	0	0	0	1.524.704
402	08	04	00	Productos metálicos estructurales	6.500	0	0	0	0	0	6.500
402	08	05	00	Materiales de orden público, seguridad y defensa	560.000	0	0	0	0	0	560.000
402	08	07	00	Material de señalamiento	31.540	0	0	0	0	0	31.540
402	08	09	00	Repuestos y accesorios para equipos de transporte	46.000	0	0	0	0	0	46.000
402	08	10	00	Repuestos y accesorios para otros equipos	1.083.598	0	0	0	0	0	1.083.598
402	08	99	00	Otros productos metálicos	47.970	0	0	0	0	0	47.970
402	09	00	00	Productos de madera	2.305	0	0	0	0	0	2.305
402	09	02	00	Muebles y accesorios de madera para edificaciones	1.105	0	0	0	0	0	1.105
402	09	99	00	Otros productos de madera	1.200	0	0	0	0	0	1.200
402	10	00	00	Productos varios y útiles diversos	13.375.902	0	0	0	0	0	13.375.902
402	10	01	00	Artículos de deporte, recreación y juguetes	334.850	0	0	0	0	0	334.850
402	10	02	00	Materiales y útiles de limpieza y aseo	14.559	0	0	0	0	0	14.559

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO **ACCIÓN CENTRALIZADA:** 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 230002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	40.428	0	0	0	0	0	40.428
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	144.772	0	0	0	0	0	144.772
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.677.100	0	0	0	0	0	2.677.100
402	10	06	00	Condecoraciones, ofrendas y similares	257.445	0	0	0	0	0	257.445
402	10	07	00	Productos de seguridad en el trabajo	61.194	0	0	0	0	0	61.194
402	10	08	00	Materiales para equipos de computación	8.032.355	0	0	0	0	0	8.032.355
402	10	09	00	Especies timbradas y valores	3.500	0	0	0	0	0	3.500
402	10	10	00	Útiles religiosos	2.800	0	0	0	0	0	2.800
402	10	11	00	Materiales eléctricos	1.179.709	0	0	0	0	0	1.179.709
402	10	12	00	Materiales para instalaciones sanitarias	306.751	0	0	0	0	0	306.751
402	10	13	00	Materiales fotográficos	4.388	0	0	0	0	0	4.388
402	10	99	00	Otros productos y útiles diversos	316.051	0	0	0	0	0	316.051
402	99	00	00	Otros materiales y suministros	1.562.022	0	0	0	0	0	1.562.022
402	99	01	00	Otros materiales y suministros	1.562.022	0	0	0	0	0	1.562.022
403	**00**	**00**	**00**	**Servicios no personales**	**114.821.770**	**0**	**0**	**0**	**0**	**0**	**114.821.770**
403	01	00	00	Alquileres de inmuebles	14.010.000	0	0	0	0	0	14.010.000
403	01	01	00	Alquileres de edificios y locales	14.000.000	0	0	0	0	0	14.000.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	10.000	0	0	0	0	0	10.000
403	02	00	00	Alquileres de maquinaria y equipos	104.150	0	0	0	0	0	104.150
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	50.060	0	0	0	0	0	50.060
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	14.090	0	0	0	0	0	14.090
403	02	99	00	Alquileres de otras maquinaria y equipos	40.000	0	0	0	0	0	40.000
403	04	00	00	Servicios básicos	12.667.230	0	0	0	0	0	12.667.230
403	04	01	00	Electricidad	3.022.632	0	0	0	0	0	3.022.632
403	04	03	00	Agua	390.705	0	0	0	0	0	390.705
403	04	04	00	Teléfonos	6.724.220	0	0	0	0	0	6.724.220
403	04	05	00	Servicio de comunicaciones	2.055.497	0	0	0	0	0	2.055.497
403	04	06	00	Servicio de aseo urbano y domiciliario	174.176	0	0	0	0	0	174.176

ÓRGANO: MINISTERIO PÚBLICO **ACCIÓN CENTRALIZADA:** 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 230002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	07	00	Servicio de condominio	300.000	0	0	0	0	0	300.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	270.000	0	0	0	0	0	270.000
403	05	01	00	Servicio de administración, vigilancia y mantenimiento del servicio de electricidad	5.000	0	0	0	0	0	5.000
403	05	03	00	Servicio de administración, vigilancia y mantenimiento del servicio de agua	1.000	0	0	0	0	0	1.000
403	05	05	00	Servicio de administración, vigilancia y mantenimiento del servicio de comunicaciones	264.000	0	0	0	0	0	264.000
403	06	00	00	Servicios de transporte y almacenaje	753.325	0	0	0	0	0	753.325
403	06	01	00	Fletes y embalajes	494.182	0	0	0	0	0	494.182
403	06	03	00	Estacionamiento	4.130	0	0	0	0	0	4.130
403	06	04	00	Peaje	157	0	0	0	0	0	157
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	254.856	0	0	0	0	0	254.856
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.709.683	0	0	0	0	0	6.709.683
403	07	01	00	Publicidad y propaganda	1.200	0	0	0	0	0	1.200
403	07	02	00	Imprenta y reproducción	1.584.175	0	0	0	0	0	1.584.175
403	07	03	00	Relaciones sociales	5.109.577	0	0	0	0	0	5.109.577
403	07	04	00	Avisos	14.731	0	0	0	0	0	14.731
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	5.206.426	0	0	0	0	0	5.206.426
403	08	01	00	Primas y gastos de seguros	4.825.326	0	0	0	0	0	4.825.326
403	08	02	00	Comisiones y gastos bancarios	381.100	0	0	0	0	0	381.100
403	09	00	00	Viáticos y pasajes	5.246.133	0	0	0	0	0	5.246.133
403	09	01	00	Viáticos y pasajes dentro del país	4.457.240	0	0	0	0	0	4.457.240
403	09	02	00	Viáticos y pasajes fuera del pais	548.713	0	0	0	0	0	548.713
403	09	03	00	Asignación por kilómetros recorridos	240.180	0	0	0	0	0	240.180
403	10	00	00	Servicios profesionales y técnicos	3.702.240	0	0	0	0	0	3.702.240
403	10	03	00	Servicios de procesamiento de datos	542.000	0	0	0	0	0	542.000
403	10	09	00	Servicios de lavandería y tintoreria	14.650	0	0	0	0	0	14.650
403	10	11	00	Servicios para la elaboración y suministro de comida	2.468.880	0	0	0	0	0	2.468.880
403	10	99	00	Otros servicios profesionales y técnicos	676.710	0	0	0	0	0	676.710
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	8.827.248	0	0	0	0	0	8.827.248

ÓRGANO: MINISTERIO PÚBLICO **ACCIÓN CENTRALIZADA:** 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 230002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	64.000	0	0	0	0	0	64.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.410.796	0	0	0	0	0	1.410.796
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	493.635	0	0	0	0	0	493.635
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	50.150	0	0	0	0	0	50.150
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	6.726.623	0	0	0	0	0	6.726.623
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	82.044	0	0	0	0	0	82.044
403	12	00	00	Conservación y reparaciones menores de obras	32.789.337	0	0	0	0	0	32.789.337
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	32.789.337	0	0	0	0	0	32.789.337
403	15	00	00	Servicios fiscales	19.092	0	0	0	0	0	19.092
403	15	01	00	Derechos de importación y servicios aduaneros	375	0	0	0	0	0	375
403	15	02	00	Tasas y otros derechos obligatorios	17.957	0	0	0	0	0	17.957
403	15	99	00	Otros servicios fiscales	760	0	0	0	0	0	760
403	16	00	00	Servicios de diversión, esparcimiento y culturales	7.505.967	0	0	0	0	0	7.505.967
403	16	01	00	Servicios de diversión, esparcimiento y culturales	7.505.967	0	0	0	0	0	7.505.967
403	18	00	00	Impuestos indirectos	16.668.443	0	0	0	0	0	16.668.443
403	18	01	00	Impuesto al valor agregado	16.668.443	0	0	0	0	0	16.668.443
403	99	00	00	Otros servicios no personales	342.496	0	0	0	0	0	342.496
403	99	01	00	Otros servicios no personales	342.496	0	0	0	0	0	342.496
404	**00**	**00**	**00**	**Activos reales**	**15.763.177**	**0**	**0**	**0**	**0**	**0**	**15.763.177**
404	01	00	00	Repuestos y reparaciones mayores	962.390	0	0	0	0	0	962.390
404	01	01	00	Repuestos mayores	527.500	0	0	0	0	0	527.500
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	329.000	0	0	0	0	0	329.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	168.500	0	0	0	0	0	168.500
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	434.890	0	0	0	0	0	434.890
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	14.250	0	0	0	0	0	14.250
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	197.147	0	0	0	0	0	197.147

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 230002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	168.859	0	0	0	0	0	168.859
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	54.634	0	0	0	0	0	54.634
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.513.801	0	0	0	0	0	3.513.801
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	2.330	0	0	0	0	0	2.330
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	3.394.332	0	0	0	0	0	3.394.332
404	03	05	00	Maquinaria y equipos industriales y de taller	16.139	0	0	0	0	0	16.139
404	03	06	00	Maquinaria y equipos de energía	101.000	0	0	0	0	0	101.000
404	04	00	00	Equipos de transporte, tracción y elevación	2.050	0	0	0	0	0	2.050
404	04	05	00	Vehículos de tracción no motorizados	2.050	0	0	0	0	0	2.050
404	05	00	00	Equipos de comunicaciones y de señalamiento	479.174	0	0	0	0	0	479.174
404	05	01	00	Equipos de telecomunicaciones	479.174	0	0	0	0	0	479.174
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	120.000	0	0	0	0	0	120.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	120.000	0	0	0	0	0	120.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	544.174	0	0	0	0	0	544.174
404	07	01	00	Equipos científicos y de laboratorio	16.300	0	0	0	0	0	16.300
404	07	02	00	Equipos de enseñanza, deporte y recreación	202.874	0	0	0	0	0	202.874
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	300.000	0	0	0	0	0	300.000
404	07	06	00	Instrumentos musicales y equipos de audio	25.000	0	0	0	0	0	25.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	9.791.613	0	0	0	0	0	9.791.613
404	09	01	00	Mobiliario y equipos de oficina	5.435.736	0	0	0	0	0	5.435.736
404	09	02	00	Equipos de computación	1.951.230	0	0	0	0	0	1.951.230
404	09	03	00	Mobiliario y equipos de alojamiento	1.634.515	0	0	0	0	0	1.634.515
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	770.132	0	0	0	0	0	770.132
404	11	00	00	Inmuebles, maquinaria y equipos usados	240.000	0	0	0	0	0	240.000
404	11	04	00	Expropiación de edificios e instalaciones	240.000	0	0	0	0	0	240.000
404	12	00	00	Activos intangibles	5.080	0	0	0	0	0	5.080
404	12	04	00	Paquetes y programas de computación	5.080	0	0	0	0	0	5.080
404	99	00	00	Otros activos reales	104.895	0	0	0	0	0	104.895

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 230002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	104.895	0	0	0	0	0	104.895
407	**00**	**00**	**00**	**Transferencias y donaciones**	**988.250**	**0**	**0**	**0**	**0**	**0**	**988.250**
407	01	00	00	Transferencias y donaciones corrientes internas	988.250	0	0	0	0	0	988.250
407	01	01	00	Transferencias corrientes internas al sector privado	988.250	0	0	0	0	0	988.250
407	01	01	56	Otras asignaciones	988.250	0	0	0	0	0	988.250
411	**00**	**00**	**00**	**Disminución de pasivos**	**2.400.000**	**0**	**0**	**0**	**0**	**0**	**2.400.000**
411	11	00	00	Obligaciones de ejercicios anteriores	2.400.000	0	0	0	0	0	2.400.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	1.700.000	0	0	0	0	0	1.700.000
411	11	05	00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	700.000	0	0	0	0	0	700.000
				Totales	**165.149.758**	**0**	**0**	**0**	**0**	**0**	**165.149.758**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 230002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**642.800**	**0**	**0**	**0**	**0**	**0**	**642.800**
407	01	00	00	Transferencias y donaciones corrientes internas	642.800	0	0	0	0	0	642.800
407	01	02	00	Donaciones corrientes internas al sector privado	642.800	0	0	0	0	0	642.800
407	01	02	01	Donaciones corrientes a personas	642.800	0	0	0	0	0	642.800
				Totales	**642.800**	**0**	**0**	**0**	**0**	**0**	**642.800**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 230002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.646.634**	**0**	**0**	**0**	**0**	**0**	**1.646.634**
407	01	00	00	Transferencias y donaciones corrientes internas	1.646.634	0	0	0	0	0	1.646.634
407	01	03	00	Transferencias corrientes internas al sector público	1.646.634	0	0	0	0	0	1.646.634
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.646.634	0	0	0	0	0	1.646.634
				Totales	**1.646.634**	**0**	**0**	**0**	**0**	**0**	**1.646.634**

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**248.700.593**	**0**	**0**	**0**	**0**	**0**	**248.700.593**
407	01	00	00	Transferencias y donaciones corrientes internas	248.700.593	0	0	0	0	0	248.700.593
407	01	01	00	Transferencias corrientes internas al sector privado	248.700.593	0	0	0	0	0	248.700.593
407	01	01	01	Pensiones del personal empleado, obrero y militar	19.255.000	0	0	0	0	0	19.255.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	128.571.135	0	0	0	0	0	128.571.135
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.888.250	0	0	0	0	0	2.888.250
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	6.282.360	0	0	0	0	0	6.282.360
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	4.312.029	0	0	0	0	0	4.312.029
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	21.545.110	0	0	0	0	0	21.545.110
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	37.949.040	0	0	0	0	0	37.949.040
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	27.897.669	0	0	0	0	0	27.897.669
				Totales	**248.700.593**	**0**	**0**	**0**	**0**	**0**	**248.700.593**

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO PÚBLICO

ACCIÓN CENTRALIZADA: 230003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 230003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**248.700.593**	**0**	**0**	**0**	**0**	**0**	**248.700.593**
407	01	00	00	Transferencias y donaciones corrientes internas	248.700.593	0	0	0	0	0	248.700.593
407	01	01	00	Transferencias corrientes internas al sector privado	248.700.593	0	0	0	0	0	248.700.593
407	01	01	01	Pensiones del personal empleado, obrero y militar	19.255.000	0	0	0	0	0	19.255.000
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	128.571.135	0	0	0	0	0	128.571.135
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	2.888.250	0	0	0	0	0	2.888.250
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	6.282.360	0	0	0	0	0	6.282.360
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	4.312.029	0	0	0	0	0	4.312.029
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	21.545.110	0	0	0	0	0	21.545.110
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	37.949.040	0	0	0	0	0	37.949.040
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	27.897.669	0	0	0	0	0	27.897.669
				Totales	**248.700.593**	**0**	**0**	**0**	**0**	**0**	**248.700.593**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**87.937.644**	**0**	**0**	**0**	**0**	**0**	**87.937.644**
401	01	00	00	Sueldos, salarios y otras retribuciones	28.817.220	0	0	0	0	0	28.817.220
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	9.887.074	0	0	0	0	0	9.887.074
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.129.359	0	0	0	0	0	1.129.359
401	01	12	00	Salarios a obreros en puestos no permanentes	318.696	0	0	0	0	0	318.696
401	01	18	00	Remuneraciones al personal contratado	4.425.515	0	0	0	0	0	4.425.515
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	179.550	0	0	0	0	0	179.550
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	6.270.653	0	0	0	0	0	6.270.653
401	01	99	00	Otras retribuciones	6.606.373	0	0	0	0	0	6.606.373
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.526.754	0	0	0	0	0	1.526.754
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	798.303	0	0	0	0	0	798.303
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	728.451	0	0	0	0	0	728.451
401	03	00	00	Primas	2.778.159	0	0	0	0	0	2.778.159
401	03	08	00	Primas de profesionalización a empleados	1.189.758	0	0	0	0	0	1.189.758
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	77.674	0	0	0	0	0	77.674
401	03	19	00	Primas por hijos de obreros	100	0	0	0	0	0	100
401	03	21	00	Primas por antigüedad a obreros	51.300	0	0	0	0	0	51.300
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	127.224	0	0	0	0	0	127.224
401	03	47	00	Primas al personal de alto nivel y de dirección	644.917	0	0	0	0	0	644.917
401	03	97	00	Otras primas a empleados	687.186	0	0	0	0	0	687.186
401	04	00	00	Complementos de sueldos y salarios	9.091.270	0	0	0	0	0	9.091.270
401	04	05	00	Complemento a empleados por gastos de representación	12.000	0	0	0	0	0	12.000
401	04	06	00	Complemento a empleados por comisión de servicios	824.533	0	0	0	0	0	824.533
401	04	08	00	Bono compensatorio de alimentación a empleados	3.561.360	0	0	0	0	0	3.561.360
401	04	09	00	Bono compensatorio de transporte a empleados	358.133	0	0	0	0	0	358.133
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	24.000	0	0	0	0	0	24.000
401	04	17	00	Complemento a obreros por gastos de transporte	176.904	0	0	0	0	0	176.904
401	04	18	00	Bono compensatorio de alimentación a obreros	855.360	0	0	0	0	0	855.360
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.080.420	0	0	0	0	0	2.080.420
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.198.560	0	0	0	0	0	1.198.560

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	11.019.708	0	0	0	0	0	11.019.708
401	05	03	00	Bono vacacional a empleados	5.641.773	0	0	0	0	0	5.641.773
401	05	06	00	Bono vacacional a obreros	1.047.490	0	0	0	0	0	1.047.490
401	05	08	00	Bono vacacional al personal contratado	629.951	0	0	0	0	0	629.951
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	19.440	0	0	0	0	0	19.440
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	3.681.054	0	0	0	0	0	3.681.054
401	06	00	00	Aportes patronales y legales	5.554.070	0	0	0	0	0	5.554.070
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.518.370	0	0	0	0	0	1.518.370
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	564.029	0	0	0	0	0	564.029
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	497.767	0	0	0	0	0	497.767
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	369.375	0	0	0	0	0	369.375
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	370.378	0	0	0	0	0	370.378
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	123.459	0	0	0	0	0	123.459
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	82.306	0	0	0	0	0	82.306
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	82.306	0	0	0	0	0	82.306
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	455.332	0	0	0	0	0	455.332
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	83.739	0	0	0	0	0	83.739
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	15.746	0	0	0	0	0	15.746
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	5.249	0	0	0	0	0	5.249
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	3.499	0	0	0	0	0	3.499
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	744.972	0	0	0	0	0	744.972
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	383.460	0	0	0	0	0	383.460
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	254.083	0	0	0	0	0	254.083
401	07	00	00	Asistencia socio-económica	19.177.189	0	0	0	0	0	19.177.189
401	07	02	00	Becas a empleados	124.842	0	0	0	0	0	124.842
401	07	03	00	Ayudas por matrimonio a empleados	11.179	0	0	0	0	0	11.179
401	07	04	00	Ayudas por nacimiento de hijos a empleados	11.443	0	0	0	0	0	11.443
401	07	05	00	Ayudas por defunción a empleados	3.500	0	0	0	0	0	3.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	25.500	0	0	0	0	0	25.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.035.888	0	0	0	0	0	1.035.888
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	4.217.000	0	0	0	0	0	4.217.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	530.000	0	0	0	0	0	530.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	279.944	0	0	0	0	0	279.944
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	246.167	0	0	0	0	0	246.167
401	07	18	00	Becas a obreros	108.000	0	0	0	0	0	108.000
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	0	1.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	37.500	0	0	0	0	0	37.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	60.219	0	0	0	0	0	60.219
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.026.000	0	0	0	0	0	1.026.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	135.000	0	0	0	0	0	135.000
401	07	26	00	Dotación de uniformes a obreros	513.000	0	0	0	0	0	513.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	44.647	0	0	0	0	0	44.647
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	43.500	0	0	0	0	0	43.500
401	07	33	00	Asistencia socio-económica al personal contratado	4.442.604	0	0	0	0	0	4.442.604
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	17.496	0	0	0	0	0	17.496
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	100	0	0	0	0	0	100
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	1.760	0	0	0	0	0	1.760
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	1.760	0	0	0	0	0	1.760
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	1.065.549	0	0	0	0	0	1.065.549
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	1.326.000	0	0	0	0	0	1.326.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	1.122.400	0	0	0	0	0	1.122.400
401	07	96	00	Otras subvenciones a empleados	2.114.791	0	0	0	0	0	2.114.791
401	07	97	00	Otras subvenciones a obreros	629.400	0	0	0	0	0	629.400
401	08	00	00	Prestaciones sociales e indemnizaciones	9.973.274	0	0	0	0	0	9.973.274
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	3.796.381	0	0	0	0	0	3.796.381
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.200.360	0	0	0	0	0	2.200.360
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.050.000	0	0	0	0	0	1.050.000

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	72.859	0	0	0	0	0	72.859
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.853.674	0	0	0	0	0	2.853.674
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.939.545**	**0**	**0**	**0**	**0**	**0**	**4.939.545**
402	01	00	00	Productos alimenticios y agropecuarios	1.687.644	0	0	0	0	0	1.687.644
402	01	01	00	Alimentos y bebidas para personas	1.686.644	0	0	0	0	0	1.686.644
402	01	03	00	Productos agrícolas y pecuarios	1.000	0	0	0	0	0	1.000
402	02	00	00	Productos de minas, canteras y yacimientos	3.300	0	0	0	0	0	3.300
402	02	01	00	Carbón mineral	800	0	0	0	0	0	800
402	02	04	00	Mineral no ferroso	1.500	0	0	0	0	0	1.500
402	02	05	00	Piedra, arcilla, arena y tierra	1.000	0	0	0	0	0	1.000
402	03	00	00	Textiles y vestuarios	375.000	0	0	0	0	0	375.000
402	03	01	00	Textiles	42.500	0	0	0	0	0	42.500
402	03	02	00	Prendas de vestir	255.000	0	0	0	0	0	255.000
402	03	03	00	Calzados	76.500	0	0	0	0	0	76.500
402	03	99	00	Otros productos textiles y vestuarios	1.000	0	0	0	0	0	1.000
402	04	00	00	Productos de cuero y caucho	130.000	0	0	0	0	0	130.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	10.000	0	0	0	0	0	10.000
402	04	03	00	Cauchos y tripas para vehículos	120.000	0	0	0	0	0	120.000
402	05	00	00	Productos de papel, cartón e impresos	739.192	0	0	0	0	0	739.192
402	05	01	00	Pulpa de madera, papel y cartón	150.000	0	0	0	0	0	150.000
402	05	02	00	Envases y cajas de papel y cartón	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	265.818	0	0	0	0	0	265.818
402	05	04	00	Libros, revistas y periódicos	18.374	0	0	0	0	0	18.374
402	05	06	00	Productos de papel y cartón para computación	180.000	0	0	0	0	0	180.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	0	20.000
402	05	99	00	Otros productos de pulpa, papel y cartón	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	692.700	0	0	0	0	0	692.700
402	06	01	00	Sustancias químicas y de uso industrial	2.000	0	0	0	0	0	2.000
402	06	02	00	Abonos, plaguicidas y otros	20.000	0	0	0	0	0	20.000
402	06	03	00	Tintas, pinturas y colorantes	308.500	0	0	0	0	0	308.500
402	06	04	00	Productos farmacéuticos y medicamentos	130.000	0	0	0	0	0	130.000

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	05	00	Productos de tocador	60.000	0	0	0	0	0	60.000
402	06	06	00	Combustibles y lubricantes	150.000	0	0	0	0	0	150.000
402	06	08	00	Productos plásticos	22.200	0	0	0	0	0	22.200
402	07	00	00	Productos minerales no metálicos	60.000	0	0	0	0	0	60.000
402	07	01	00	Productos de barro, loza y porcelana	5.000	0	0	0	0	0	5.000
402	07	02	00	Vidrios y productos de vidrio	40.000	0	0	0	0	0	40.000
402	07	04	00	Cemento, cal y yeso	15.000	0	0	0	0	0	15.000
402	08	00	00	Productos metálicos	273.400	0	0	0	0	0	273.400
402	08	01	00	Productos primarios de hierro y acero	5.000	0	0	0	0	0	5.000
402	08	02	00	Productos de metales no ferrosos	5.000	0	0	0	0	0	5.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	60.000	0	0	0	0	0	60.000
402	08	04	00	Productos metálicos estructurales	20.000	0	0	0	0	0	20.000
402	08	07	00	Material de señalamiento	20.000	0	0	0	0	0	20.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	100.000	0	0	0	0	0	100.000
402	08	10	00	Repuestos y accesorios para otros equipos	58.400	0	0	0	0	0	58.400
402	08	99	00	Otros productos metálicos	5.000	0	0	0	0	0	5.000
402	09	00	00	Productos de madera	20.000	0	0	0	0	0	20.000
402	09	01	00	Productos primarios de madera	10.000	0	0	0	0	0	10.000
402	09	99	00	Otros productos de madera	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	945.809	0	0	0	0	0	945.809
402	10	01	00	Artículos de deporte, recreación y juguetes	88.002	0	0	0	0	0	88.002
402	10	02	00	Materiales y útiles de limpieza y aseo	100.000	0	0	0	0	0	100.000
402	10	03	00	Utensilios de cocina y comedor	50.000	0	0	0	0	0	50.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	60.000	0	0	0	0	0	60.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	159.709	0	0	0	0	0	159.709
402	10	06	00	Condecoraciones, ofrendas y similares	30.000	0	0	0	0	0	30.000
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	257.774	0	0	0	0	0	257.774
402	10	09	00	Especies timbradas y valores	1.000	0	0	0	0	0	1.000
402	10	11	00	Materiales eléctricos	65.994	0	0	0	0	0	65.994
402	10	12	00	Materiales para instalaciones sanitarias	20.000	0	0	0	0	0	20.000

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	13	00	Materiales fotográficos	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	53.330	0	0	0	0	0	53.330
402	99	00	00	Otros materiales y suministros	12.500	0	0	0	0	0	12.500
402	99	01	00	Otros materiales y suministros	12.500	0	0	0	0	0	12.500
403	**00**	**00**	**00**	**Servicios no personales**	**9.783.219**	**0**	**0**	**0**	**0**	**0**	**9.783.219**
403	01	00	00	Alquileres de inmuebles	200.000	0	0	0	0	0	200.000
403	01	01	00	Alquileres de edificios y locales	100.000	0	0	0	0	0	100.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	100.000	0	0	0	0	0	100.000
403	02	00	00	Alquileres de maquinaria y equipos	45.000	0	0	0	0	0	45.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	40.000	0	0	0	0	0	40.000
403	02	99	00	Alquileres de otras maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	04	00	00	Servicios básicos	1.027.637	0	0	0	0	0	1.027.637
403	04	01	00	Electricidad	202.482	0	0	0	0	0	202.482
403	04	03	00	Agua	20.000	0	0	0	0	0	20.000
403	04	04	00	Teléfonos	480.624	0	0	0	0	0	480.624
403	04	05	00	Servicio de comunicaciones	207.300	0	0	0	0	0	207.300
403	04	06	00	Servicio de aseo urbano y domiciliario	34.231	0	0	0	0	0	34.231
403	04	07	00	Servicio de condominio	83.000	0	0	0	0	0	83.000
403	06	00	00	Servicios de transporte y almacenaje	276.906	0	0	0	0	0	276.906
403	06	01	00	Fletes y embalajes	3.500	0	0	0	0	0	3.500
403	06	02	00	Almacenaje	248.036	0	0	0	0	0	248.036
403	06	03	00	Estacionamiento	25.370	0	0	0	0	0	25.370
403	07	00	00	Servicios de información, impresión y relaciones públicas	600.000	0	0	0	0	0	600.000
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	0	200.000
403	07	04	00	Avisos	400.000	0	0	0	0	0	400.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	250.000	0	0	0	0	0	250.000
403	08	01	00	Primas y gastos de seguros	250.000	0	0	0	0	0	250.000
403	09	00	00	Viáticos y pasajes	1.439.294	0	0	0	0	0	1.439.294
403	09	01	00	Viáticos y pasajes dentro del pais	889.294	0	0	0	0	0	889.294
403	09	02	00	Viáticos y pasajes fuera del país	550.000	0	0	0	0	0	550.000
403	10	00	00	Servicios profesionales y técnicos	375.000	0	0	0	0	0	375.000

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	04	00	Servicios de ingeniería y arquitectónicos	10.000	0	0	0	0	0	10.000
403	10	09	00	Servicios de lavandería y tintorería	30.000	0	0	0	0	0	30.000
403	10	11	00	Servicios para la elaboración y suministro de comida	325.000	0	0	0	0	0	325.000
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	666.801	0	0	0	0	0	666.801
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	63.000	0	0	0	0	0	63.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	300.971	0	0	0	0	0	300.971
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	152.830	0	0	0	0	0	152.830
403	12	00	00	Conservación y reparaciones menores de obras	1.589.018	0	0	0	0	0	1.589.018
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.589.018	0	0	0	0	0	1.589.018
403	15	00	00	Servicios fiscales	2.000	0	0	0	0	0	2.000
403	15	02	00	Tasas y otros derechos obligatorios	2.000	0	0	0	0	0	2.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.050.000	0	0	0	0	0	1.050.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.050.000	0	0	0	0	0	1.050.000
403	18	00	00	Impuestos indirectos	1.913.044	0	0	0	0	0	1.913.044
403	18	01	00	Impuesto al valor agregado	1.913.044	0	0	0	0	0	1.913.044
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	143.319	0	0	0	0	0	143.319
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	143.319	0	0	0	0	0	143.319
403	99	00	00	Otros servicios no personales	205.200	0	0	0	0	0	205.200
403	99	01	00	Otros servicios no personales	205.200	0	0	0	0	0	205.200
404	**00**	**00**	**00**	**Activos reales**	**3.109.823**	**0**	**0**	**0**	**0**	**0**	**3.109.823**
404	01	00	00	Repuestos y reparaciones mayores	260.715	0	0	0	0	0	260.715
404	01	01	00	Repuestos mayores	260.715	0	0	0	0	0	260.715
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	160.715	0	0	0	0	0	160.715
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	267.857	0	0	0	0	0	267.857
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	267.857	0	0	0	0	0	267.857
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	446.527	0	0	0	0	0	446.527
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	178.670	0	0	0	0	0	178.670

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	06	00	Maquinaria y equipos de energía	267.857	0	0	0	0	0	267.857
404	04	00	00	Equipos de transporte, tracción y elevación	600.000	0	0	0	0	0	600.000
404	04	01	00	Vehículos automotores terrestres	600.000	0	0	0	0	0	600.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	150.000	0	0	0	0	0	150.000
404	05	01	00	Equipos de telecomunicaciones	150.000	0	0	0	0	0	150.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	882	0	0	0	0	0	882
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	882	0	0	0	0	0	882
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	113.937	0	0	0	0	0	113.937
404	07	02	00	Equipos de enseñanza, deporte y recreación	63.937	0	0	0	0	0	63.937
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.020.242	0	0	0	0	0	1.020.242
404	09	01	00	Mobiliario y equipos de oficina	295.811	0	0	0	0	0	295.811
404	09	02	00	Equipos de computación	619.891	0	0	0	0	0	619.891
404	09	03	00	Mobiliario y equipos de alojamiento	102.800	0	0	0	0	0	102.800
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.740	0	0	0	0	0	1.740
404	12	00	00	Activos intangibles	149.663	0	0	0	0	0	149.663
404	12	04	00	Paquetes y programas de computación	30.226	0	0	0	0	0	30.226
404	12	99	00	Otros activos intangibles	119.437	0	0	0	0	0	119.437
404	99	00	00	Otros activos reales	100.000	0	0	0	0	0	100.000
404	99	01	00	Otros activos reales	100.000	0	0	0	0	0	100.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.089.937**	**0**	**0**	**0**	**0**	**0**	**10.089.937**
407	01	00	00	Transferencias y donaciones corrientes internas	10.089.937	0	0	0	0	0	10.089.937
407	01	01	00	Transferencias corrientes internas al sector privado	6.531.447	0	0	0	0	0	6.531.447
407	01	01	01	Pensiones del personal empleado, obrero y militar	816.571	0	0	0	0	0	816.571
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.088.945	0	0	0	0	0	2.088.945
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	204.143	0	0	0	0	0	204.143
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	81.657	0	0	0	0	0	81.657
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	576.000	0	0	0	0	0	576.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	224.000	0	0	0	0	0	224.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	522.236	0	0	0	0	0	522.236
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	208.895	0	0	0	0	0	208.895

RESUMEN INSTITUCIONAL

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	1.278.000	0	0	0	0	0	1.278.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	497.000	0	0	0	0	0	497.000
407	01	01	75	Subsidios a organismos laborales y gremiales	34.000	0	0	0	0	0	34.000
407	01	02	00	Donaciones corrientes internas al sector privado	200.000	0	0	0	0	0	200.000
407	01	02	01	Donaciones corrientes a personas	200.000	0	0	0	0	0	200.000
407	01	03	00	Transferencias corrientes internas al sector público	705.200	0	0	0	0	0	705.200
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	705.200	0	0	0	0	0	705.200
407	01	05	02	Pensiones del personal de alto nivel y de dirección	378.655	0	0	0	0	0	378.655
407	01	05	07	Aguinaldos del personal pensionado de alto nivel y de dirección	94.664	0	0	0	0	0	94.664
407	01	05	12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección	37.865	0	0	0	0	0	37.865
407	01	05	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección	162.000	0	0	0	0	0	162.000
407	01	05	99	Otras subvenciones socio-económicas del personal pensionado de alto nivel y de dirección	63.000	0	0	0	0	0	63.000
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	1.012.672	0	0	0	0	0	1.012.672
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	253.167	0	0	0	0	0	253.167
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	101.267	0	0	0	0	0	101.267
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	396.000	0	0	0	0	0	396.000
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	154.000	0	0	0	0	0	154.000
				Totales	**115.860.168**	**0**	**0**	**0**	**0**	**0**	**115.860.168**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 115707 250025000 GARANTÍA DE LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

OBJETIVO DEL PROYECTO: ASESORAR JURÍDICAMENTE A LOS ÓRGANOS Y ENTES QUE EJERCEN EL PODER PÚBLICO,LA DEFENSA,REPRESENTACIÓN JUDICIAL Y EXTRAJUDICIAL DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA Y EL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO **META:** 22.561

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**38.125.488**	**0**	**0**	**0**	**0**	**0**	**38.125.488**
401	01	00	00	Sueldos, salarios y otras retribuciones	13.687.807	0	0	0	0	0	13.687.807
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.459.733	0	0	0	0	0	5.459.733
401	01	18	00	Remuneraciones al personal contratado	3.136.252	0	0	0	0	0	3.136.252
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	2.321.884	0	0	0	0	0	2.321.884
401	01	99	00	Otras retribuciones	2.769.938	0	0	0	0	0	2.769.938
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	511.068	0	0	0	0	0	511.068
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	511.068	0	0	0	0	0	511.068
401	03	00	00	Primas	1.414.048	0	0	0	0	0	1.414.048
401	03	08	00	Primas de profesionalización a empleados	780.661	0	0	0	0	0	780.661
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	68.674	0	0	0	0	0	68.674
401	03	47	00	Primas al personal de alto nivel y de dirección	112.200	0	0	0	0	0	112.200
401	03	97	00	Otras primas a empleados	452.513	0	0	0	0	0	452.513
401	04	00	00	Complementos de sueldos y salarios	4.009.593	0	0	0	0	0	4.009.593
401	04	08	00	Bono compensatorio de alimentación a empleados	1.700.160	0	0	0	0	0	1.700.160
401	04	09	00	Bono compensatorio de transporte a empleados	329.333	0	0	0	0	0	329.333
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.383.460	0	0	0	0	0	1.383.460
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	596.640	0	0	0	0	0	596.640
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.290.658	0	0	0	0	0	4.290.658
401	05	03	00	Bono vacacional a empleados	2.671.035	0	0	0	0	0	2.671.035
401	05	08	00	Bono vacacional al personal contratado	581.076	0	0	0	0	0	581.076
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.038.547	0	0	0	0	0	1.038.547
401	06	00	00	Aportes patronales y legales	2.630.506	0	0	0	0	0	2.630.506
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	975.223	0	0	0	0	0	975.223
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	333.730	0	0	0	0	0	333.730
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	322.736	0	0	0	0	0	322.736
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	236.784	0	0	0	0	0	236.784
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	360.761	0	0	0	0	0	360.761

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 115707 250025000 GARANTÍA DE LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

OBJETIVO DEL PROYECTO: ASESORAR JURÍDICAMENTE A LOS ÓRGANOS Y ENTES QUE EJERCEN EL PODER PÚBLICO,LA DEFENSA,REPRESENTACIÓN JUDICIAL Y EXTRAJUDICIAL DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA Y EL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO

META: 22.561

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	62.723	0	0	0	0	0	62.723
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	99.728	0	0	0	0	0	99.728
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	161.593	0	0	0	0	0	161.593
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	77.228	0	0	0	0	0	77.228
401	07	00	00	Asistencia socio-económica	8.629.275	0	0	0	0	0	8.629.275
401	07	02	00	Becas a empleados	15.242	0	0	0	0	0	15.242
401	07	03	00	Ayudas por matrimonio a empleados	8.567	0	0	0	0	0	8.567
401	07	04	00	Ayudas por nacimiento de hijos a empleados	8.127	0	0	0	0	0	8.127
401	07	05	00	Ayudas por defunción a empleados	3.500	0	0	0	0	0	3.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	10.000	0	0	0	0	0	10.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	915.261	0	0	0	0	0	915.261
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.935.000	0	0	0	0	0	1.935.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	139.500	0	0	0	0	0	139.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	99.711	0	0	0	0	0	99.711
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	72.167	0	0	0	0	0	72.167
401	07	33	00	Asistencia socio-económica al personal contratado	2.880.615	0	0	0	0	0	2.880.615
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	377.085	0	0	0	0	0	377.085
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	684.000	0	0	0	0	0	684.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	700.600	0	0	0	0	0	700.600
401	07	96	00	Otras subvenciones a empleados	779.900	0	0	0	0	0	779.900
401	08	00	00	Prestaciones sociales e indemnizaciones	2.952.533	0	0	0	0	0	2.952.533
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.566.017	0	0	0	0	0	1.566.017
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	700.000	0	0	0	0	0	700.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	686.516	0	0	0	0	0	686.516
403	**00**	**00**	**00**	**Servicios no personales**	**593.962**	**0**	**0**	**0**	**0**	**0**	**593.962**
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	0	500.000
403	09	01	00	Viáticos y pasajes dentro del país	350.000	0	0	0	0	0	350.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 115707 250025000 GARANTÍA DE LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

OBJETIVO DEL PROYECTO: ASESORAR JURÍDICAMENTE A LOS ÓRGANOS Y ENTES QUE EJERCEN EL PODER PÚBLICO,LA DEFENSA,REPRESENTACIÓN JUDICIAL Y EXTRAJUDICIAL DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA Y EL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO

META: 22.561

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	150.000	0	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	28.962	0	0	0	0	0	28.962
403	18	01	00	Impuesto al valor agregado	28.962	0	0	0	0	0	28.962
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	65.000	0	0	0	0	0	65.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	65.000	0	0	0	0	0	65.000
				Totales	**38.719.450**	**0**	**0**	**0**	**0**	**0**	**38.719.450**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 115707 250025000 GARANTÍA DE LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

OBJETIVO DEL PROYECTO: ASESORAR JURÍDICAMENTE A LOS ÓRGANOS Y ENTES QUE EJERCEN EL PODER PÚBLICO,LA DEFENSA,REPRESENTACIÓN JUDICIAL Y EXTRAJUDICIAL DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA Y EL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO

META: 22.561

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 115707 250025000 GARANTÍA DE LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

OBJETIVO DEL PROYECTO: ASESORAR JURÍDICAMENTE A LOS ÓRGANOS Y ENTES QUE EJERCEN EL PODER PÚBLICO,LA DEFENSA,REPRESENTACIÓN JUDICIAL Y EXTRAJUDICIAL DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA Y EL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO **META:** 22.561

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 250025004 ASESORAR JURÍDICAMENTE

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.449

RESPONSABLE/EJECUTOR: COORDINACIÓN DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**12.805.635**	**0**	**0**	**0**	**0**	**0**	**12.805.635**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.332.885	0	0	0	0	0	5.332.885
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.467.495	0	0	0	0	0	2.467.495
401	01	18	00	Remuneraciones al personal contratado	100	0	0	0	0	0	100
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	720.620	0	0	0	0	0	720.620
401	01	99	00	Otras retribuciones	2.144.670	0	0	0	0	0	2.144.670
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	293.568	0	0	0	0	0	293.568
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	293.568	0	0	0	0	0	293.568
401	03	00	00	Primas	974.485	0	0	0	0	0	974.485
401	03	08	00	Primas de profesionalización a empleados	457.978	0	0	0	0	0	457.978
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	63.994	0	0	0	0	0	63.994
401	03	97	00	Otras primas a empleados	452.513	0	0	0	0	0	452.513
401	04	00	00	Complementos de sueldos y salarios	999.993	0	0	0	0	0	999.993
401	04	08	00	Bono compensatorio de alimentación a empleados	448.800	0	0	0	0	0	448.800
401	04	09	00	Bono compensatorio de transporte a empleados	329.333	0	0	0	0	0	329.333
401	04	26	00	Bono compensatorio de alimentación al personal contratado	116.260	0	0	0	0	0	116.260
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	105.600	0	0	0	0	0	105.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.561.250	0	0	0	0	0	1.561.250
401	05	03	00	Bono vacacional a empleados	1.210.010	0	0	0	0	0	1.210.010
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	351.240	0	0	0	0	0	351.240
401	06	00	00	Aportes patronales y legales	1.098.690	0	0	0	0	0	1.098.690
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	418.665	0	0	0	0	0	418.665
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	200.555	0	0	0	0	0	200.555
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	138.813	0	0	0	0	0	138.813

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 115707 250025000 GARANTÍA DE LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

OBJETIVO DEL PROYECTO: ASESORAR JURÍDICAMENTE A LOS ÓRGANOS Y ENTES QUE EJERCEN EL PODER PÚBLICO,LA DEFENSA,REPRESENTACIÓN JUDICIAL Y EXTRAJUDICIAL DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA Y EL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO **META:** 22.561

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 250025004 ASESORAR JURÍDICAMENTE

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.449

RESPONSABLE/EJECUTOR: COORDINACIÓN DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	141.520	0	0	0	0	0	141.520
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	82.195	0	0	0	0	0	82.195
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	88.471	0	0	0	0	0	88.471
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	28.471	0	0	0	0	0	28.471
401	07	00	00	Asistencia socio-económica	1.420.732	0	0	0	0	0	1.420.732
401	07	02	00	Becas a empleados	7.682	0	0	0	0	0	7.682
401	07	03	00	Ayudas por matrimonio a empleados	8.067	0	0	0	0	0	8.067
401	07	04	00	Ayudas por nacimiento de hijos a empleados	7.627	0	0	0	0	0	7.627
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	10.000	0	0	0	0	0	10.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	526.554	0	0	0	0	0	526.554
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	459.000	0	0	0	0	0	459.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	40.500	0	0	0	0	0	40.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	32.741	0	0	0	0	0	32.741
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	20.167	0	0	0	0	0	20.167
401	07	33	00	Asistencia socio-económica al personal contratado	200	0	0	0	0	0	200
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	123.394	0	0	0	0	0	123.394
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	144.000	0	0	0	0	0	144.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	20.800	0	0	0	0	0	20.800
401	07	96	00	Otras subvenciones a empleados	20.000	0	0	0	0	0	20.000
401	08	00	00	Prestaciones sociales e indemnizaciones	1.124.032	0	0	0	0	0	1.124.032
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	850.110	0	0	0	0	0	850.110
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	273.922	0	0	0	0	0	273.922

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 115707 250025000 GARANTÍA DE LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

OBJETIVO DEL PROYECTO: ASESORAR JURÍDICAMENTE A LOS ÓRGANOS Y ENTES QUE EJERCEN EL PODER PÚBLICO,LA DEFENSA,REPRESENTACIÓN JUDICIAL Y EXTRAJUDICIAL DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA Y EL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO **META:** 22.561

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 250025004 ASESORAR JURÍDICAMENTE

UNIDAD DE MEDIDA: ASESORÍA **META:** 1.449

RESPONSABLE/EJECUTOR: COORDINACIÓN DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**128.000**	**0**	**0**	**0**	**0**	0	**128.000**
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	09	02	00	Viáticos y pasajes fuera del país	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	8.000	0	0	0	0	0	8.000
403	18	01	00	Impuesto al valor agregado	8.000	0	0	0	0	0	8.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	20.000	0	0	0	0	0	20.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	20.000	0	0	0	0	0	20.000
				Totales	**12.933.635**	**0**	**0**	**0**	**0**	0	**12.933.635**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 115707 250025000 GARANTÍA DE LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

OBJETIVO DEL PROYECTO: ASESORAR JURÍDICAMENTE A LOS ÓRGANOS Y ENTES QUE EJERCEN EL PODER PÚBLICO,LA DEFENSA,REPRESENTACIÓN JUDICIAL Y EXTRAJUDICIAL DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA Y EL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO **META:** 22.561

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 250025005 LITIGAR

UNIDAD DE MEDIDA: LITIGIO **META:** 21.112

RESPONSABLE/EJECUTOR: COORDINACIÓN DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**25.319.853**	**0**	**0**	**0**	**0**	0	**25.319.853**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.354.922	0	0	0	0	0	8.354.922
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.992.238	0	0	0	0	0	2.992.238
401	01	18	00	Remuneraciones al personal contratado	3.136.152	0	0	0	0	0	3.136.152
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.601.264	0	0	0	0	0	1.601.264
401	01	99	00	Otras retribuciones	625.268	0	0	0	0	0	625.268
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	217.500	0	0	0	0	0	217.500
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	217.500	0	0	0	0	0	217.500
401	03	00	00	Primas	439.563	0	0	0	0	0	439.563
401	03	08	00	Primas de profesionalización a empleados	322.683	0	0	0	0	0	322.683
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.680	0	0	0	0	0	4.680
401	03	47	00	Primas al personal de alto nivel y de dirección	112.200	0	0	0	0	0	112.200
401	04	00	00	Complementos de sueldos y salarios	3.009.600	0	0	0	0	0	3.009.600
401	04	08	00	Bono compensatorio de alimentación a empleados	1.251.360	0	0	0	0	0	1.251.360
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.267.200	0	0	0	0	0	1.267.200
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	491.040	0	0	0	0	0	491.040
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.729.408	0	0	0	0	0	2.729.408
401	05	03	00	Bono vacacional a empleados	1.461.025	0	0	0	0	0	1.461.025
401	05	08	00	Bono vacacional al personal contratado	581.076	0	0	0	0	0	581.076
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	687.307	0	0	0	0	0	687.307
401	06	00	00	Aportes patronales y legales	1.531.816	0	0	0	0	0	1.531.816
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	556.558	0	0	0	0	0	556.558
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	133.175	0	0	0	0	0	133.175
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	183.923	0	0	0	0	0	183.923

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 115707 250025000 GARANTÍA DE LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

OBJETIVO DEL PROYECTO: ASESORAR JURÍDICAMENTE A LOS ÓRGANOS Y ENTES QUE EJERCEN EL PODER PÚBLICO,LA DEFENSA,REPRESENTACIÓN JUDICIAL Y EXTRAJUDICIAL DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA Y EL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO **META:** 22.561

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 250025005 LITIGAR

UNIDAD DE MEDIDA: LITIGIO **META:** 21.112

RESPONSABLE/EJECUTOR: COORDINACIÓN DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	95.264	0	0	0	0	0	95.264
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	360.761	0	0	0	0	0	360.761
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	62.723	0	0	0	0	0	62.723
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	17.533	0	0	0	0	0	17.533
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	73.122	0	0	0	0	0	73.122
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	48.757	0	0	0	0	0	48.757
401	07	00	00	Asistencia socio-económica	7.208.543	0	0	0	0	0	7.208.543
401	07	02	00	Becas a empleados	7.560	0	0	0	0	0	7.560
401	07	03	00	Ayudas por matrimonio a empleados	500	0	0	0	0	0	500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	500	0	0	0	0	0	500
401	07	05	00	Ayudas por defunción a empleados	3.500	0	0	0	0	0	3.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	388.707	0	0	0	0	0	388.707
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.476.000	0	0	0	0	0	1.476.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	99.000	0	0	0	0	0	99.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	66.970	0	0	0	0	0	66.970
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	52.000	0	0	0	0	0	52.000
401	07	33	00	Asistencia socio-económica al personal contratado	2.880.415	0	0	0	0	0	2.880.415
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	253.691	0	0	0	0	0	253.691
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	540.000	0	0	0	0	0	540.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	679.800	0	0	0	0	0	679.800
401	07	96	00	Otras subvenciones a empleados	759.900	0	0	0	0	0	759.900
401	08	00	00	Prestaciones sociales e indemnizaciones	1.828.501	0	0	0	0	0	1.828.501

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 115707 250025000 GARANTÍA DE LA SEGURIDAD JURÍDICA DE LA ACTUACIÓN DEL ESTADO A NIVEL NACIONAL E INTERNACIONAL.

OBJETIVO DEL PROYECTO: ASESORAR JURÍDICAMENTE A LOS ÓRGANOS Y ENTES QUE EJERCEN EL PODER PÚBLICO,LA DEFENSA,REPRESENTACIÓN JUDICIAL Y EXTRAJUDICIAL DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA Y EL DISTRITO CAPITAL.

UNIDAD DE MEDIDA: ASESORÍA / LITIGIO **META:** 22.561

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 250025005 LITIGAR

UNIDAD DE MEDIDA: LITIGIO **META:** 21.112

RESPONSABLE/EJECUTOR: COORDINACIÓN DE DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	715.907	0	0	0	0	0	715.907
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	700.000	0	0	0	0	0	700.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	412.594	0	0	0	0	0	412.594
403	**00**	**00**	**00**	**Servicios no personales**	**465.962**	**0**	**0**	**0**	**0**	0	**465.962**
403	09	00	00	Viáticos y pasajes	400.000	0	0	0	0	0	400.000
403	09	01	00	Viáticos y pasajes dentro del país	300.000	0	0	0	0	0	300.000
403	09	02	00	Viáticos y pasajes fuera del país	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	20.962	0	0	0	0	0	20.962
403	18	01	00	Impuesto al valor agregado	20.962	0	0	0	0	0	20.962
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	45.000	0	0	0	0	0	45.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	45.000	0	0	0	0	0	45.000
				Totales	**25.785.815**	**0**	**0**	**0**	**0**	0	**25.785.815**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 115755 250026000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL EDIFICIO SEDE DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: ASESORAR JURÍDICAMENTE A LOS ÓRGANOS DEL PODER PÚBLICO NACIONAL Y EJERCER LA DEFENSA Y REPRESENTACIÓN JUDICIAL Y EXTRAJUDICIAL DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA.

UNIDAD DE MEDIDA: OBRA

META: 9

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**55.994**	**0**	**0**	**0**	**0**	**0**	**55.994**
402	10	00	00	Productos varios y útiles diversos	55.994	0	0	0	0	0	55.994
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	0	50.000
402	10	11	00	Materiales eléctricos	5.994	0	0	0	0	0	5.994
403	**00**	**00**	**00**	**Servicios no personales**	**688.427**	**0**	**0**	**0**	**0**	**0**	**688.427**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	178.571	0	0	0	0	0	178.571
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	178.571	0	0	0	0	0	178.571
403	12	00	00	Conservación y reparaciones menores de obras	339.285	0	0	0	0	0	339.285
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	339.285	0	0	0	0	0	339.285
403	18	00	00	Impuestos indirectos	170.571	0	0	0	0	0	170.571
403	18	01	00	Impuesto al valor agregado	170.571	0	0	0	0	0	170.571
404	**00**	**00**	**00**	**Activos reales**	**847.579**	**0**	**0**	**0**	**0**	**0**	**847.579**
404	01	00	00	Repuestos y reparaciones mayores	10.715	0	0	0	0	0	10.715
404	01	01	00	Repuestos mayores	10.715	0	0	0	0	0	10.715
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	10.715	0	0	0	0	0	10.715
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	267.857	0	0	0	0	0	267.857
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	267.857	0	0	0	0	0	267.857
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	267.857	0	0	0	0	0	267.857
404	03	06	00	Maquinaria y equipos de energía	267.857	0	0	0	0	0	267.857
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	301.150	0	0	0	0	0	301.150
404	09	02	00	Equipos de computación	301.150	0	0	0	0	0	301.150
				Totales	**1.592.000**	**0**	**0**	**0**	**0**	**0**	**1.592.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 115755 250026000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL EDIFICIO SEDE DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: ASESORAR JURÍDICAMENTE A LOS ÓRGANOS DEL PODER PÚBLICO NACIONAL Y EJERCER LA DEFENSA Y REPRESENTACIÓN JUDICIAL Y EXTRAJUDICIAL DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA.

UNIDAD DE MEDIDA: OBRA **META:** 9

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 115755 250026000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL EDIFICIO SEDE DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: ASESORAR JURÍDICAMENTE A LOS ÓRGANOS DEL PODER PÚBLICO NACIONAL Y EJERCER LA DEFENSA Y REPRESENTACIÓN JUDICIAL Y EXTRAJUDICIAL DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA.

UNIDAD DE MEDIDA: OBRA **META:** 9

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 250026004 CONSERVACIÓN Y MEJORAS MAYORES AL EDIFICIO SEDE

UNIDAD DE MEDIDA: OBRA **META:** 4

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**55.994**	**0**	**0**	**0**	**0**	0	**55.994**
402	10	00	00	Productos varios y útiles diversos	55.994	0	0	0	0	0	55.994
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	0	50.000
402	10	11	00	Materiales eléctricos	5.994	0	0	0	0	0	5.994
403	**00**	**00**	**00**	**Servicios no personales**	**307.142**	**0**	**0**	**0**	**0**	0	**307.142**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	178.571	0	0	0	0	0	178.571
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	178.571	0	0	0	0	0	178.571
403	18	00	00	Impuestos indirectos	128.571	0	0	0	0	0	128.571
403	18	01	00	Impuesto al valor agregado	128.571	0	0	0	0	0	128.571
404	**00**	**00**	**00**	**Activos reales**	**836.864**	**0**	**0**	**0**	**0**	0	**836.864**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	267.857	0	0	0	0	0	267.857
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	267.857	0	0	0	0	0	267.857
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	267.857	0	0	0	0	0	267.857
404	03	06	00	Maquinaria y equipos de energía	267.857	0	0	0	0	0	267.857
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	301.150	0	0	0	0	0	301.150
404	09	02	00	Equipos de computación	301.150	0	0	0	0	0	301.150
				Totales	**1.200.000**	**0**	**0**	**0**	**0**	0	**1.200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 115755 250026000 FORTALECIMIENTO DE LA PLANTA FÍSICA DEL EDIFICIO SEDE DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: ASESORAR JURÍDICAMENTE A LOS ÓRGANOS DEL PODER PÚBLICO NACIONAL Y EJERCER LA DEFENSA Y REPRESENTACIÓN JUDICIAL Y EXTRAJUDICIAL DE LOS DERECHOS, BIENES E INTERESES PATRIMONIALES DE LA REPÚBLICA.

UNIDAD DE MEDIDA: OBRA **META:** 9

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 250026005 CONSERVACIÓN Y MEJORAS MENORES AL EDIFICIO SEDE

UNIDAD DE MEDIDA: OBRA **META:** 5

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**381.285**	**0**	**0**	**0**	**0**	0	**381.285**
403	12	00	00	Conservación y reparaciones menores de obras	339.285	0	0	0	0	0	339.285
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	339.285	0	0	0	0	0	339.285
403	18	00	00	Impuestos indirectos	42.000	0	0	0	0	0	42.000
403	18	01	00	Impuesto al valor agregado	42.000	0	0	0	0	0	42.000
404	**00**	**00**	**00**	**Activos reales**	**10.715**	**0**	**0**	**0**	**0**	0	**10.715**
404	01	00	00	Repuestos y reparaciones mayores	10.715	0	0	0	0	0	10.715
404	01	01	00	Repuestos mayores	10.715	0	0	0	0	0	10.715
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	10.715	0	0	0	0	0	10.715
				Totales	**392.000**	**0**	**0**	**0**	**0**	0	**392.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 116448 250027000 DESARROLLO, ELABORACIÓN Y DISTRIBUCIÓN DE INFORMES ESTADÍSTICOS EN LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL DESARROLLO, ELABORACIÓN Y DISTRIBUCIÓN DE INFORMES ESTADÍSTICOS QUE ORIENTEN LA GESTIÓN INSTITUCIONAL EN LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

UNIDAD DE MEDIDA: DOCUMENTO

META: 37

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**568.105**	**0**	**0**	**0**	**0**	**0**	**568.105**
401	01	00	00	Sueldos, salarios y otras retribuciones	53.494	0	0	0	0	0	53.494
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	12.674	0	0	0	0	0	12.674
401	01	99	00	Otras retribuciones	40.820	0	0	0	0	0	40.820
401	03	00	00	Primas	14.643	0	0	0	0	0	14.643
401	03	08	00	Primas de profesionalización a empleados	14.643	0	0	0	0	0	14.643
401	04	00	00	Complementos de sueldos y salarios	95.040	0	0	0	0	0	95.040
401	04	08	00	Bono compensatorio de alimentación a empleados	47.520	0	0	0	0	0	47.520
401	04	26	00	Bono compensatorio de alimentación al personal contratado	47.520	0	0	0	0	0	47.520
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	44.222	0	0	0	0	0	44.222
401	05	03	00	Bono vacacional a empleados	44.222	0	0	0	0	0	44.222
401	06	00	00	Aportes patronales y legales	85.168	0	0	0	0	0	85.168
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	41.063	0	0	0	0	0	41.063
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	38.021	0	0	0	0	0	38.021
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.042	0	0	0	0	0	3.042
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	3.042	0	0	0	0	0	3.042
401	07	00	00	Asistencia socio-económica	275.538	0	0	0	0	0	275.538
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	500	0	0	0	0	0	500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	15.209	0	0	0	0	0	15.209
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	216.000	0	0	0	0	0	216.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.500	0	0	0	0	0	1.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	8.929	0	0	0	0	0	8.929
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.000	0	0	0	0	0	1.000
401	07	96	00	Otras subvenciones a empleados	32.400	0	0	0	0	0	32.400
403	**00**	**00**	**00**	**Servicios no personales**	**2.855**	**0**	**0**	**0**	**0**	**0**	**2.855**
403	18	00	00	Impuestos indirectos	306	0	0	0	0	0	306
403	18	01	00	Impuesto al valor agregado	306	0	0	0	0	0	306
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.549	0	0	0	0	0	2.549

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 116448 250027000 DESARROLLO, ELABORACIÓN Y DISTRIBUCIÓN DE INFORMES ESTADÍSTICOS EN LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL DESARROLLO, ELABORACIÓN Y DISTRIBUCIÓN DE INFORMES ESTADÍSTICOS QUE ORIENTEN LA GESTIÓN INSTITUCIONAL EN LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

UNIDAD DE MEDIDA: DOCUMENTO

META: 37

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.549	0	0	0	0	0	2.549
				Totales	**570.960**	**0**	**0**	**0**	**0**	**0**	**570.960**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 116448 250027000 DESARROLLO, ELABORACIÓN Y DISTRIBUCIÓN DE INFORMES ESTADÍSTICOS EN LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL DESARROLLO, ELABORACIÓN Y DISTRIBUCIÓN DE INFORMES ESTADÍSTICOS QUE ORIENTEN LA GESTIÓN INSTITUCIONAL EN LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

UNIDAD DE MEDIDA: DOCUMENTO

META: 37

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 116448 250027000 DESARROLLO, ELABORACIÓN Y DISTRIBUCIÓN DE INFORMES ESTADÍSTICOS EN LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL DESARROLLO, ELABORACIÓN Y DISTRIBUCIÓN DE INFORMES ESTADÍSTICOS QUE ORIENTEN LA GESTIÓN INSTITUCIONAL EN LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 37

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 250027001 CONSTRUIR INDICADORES DE GESTIÓN INSTITUCIONAL SOBRE LA BASE DE REGISTROS ADMINISTRATIVOS EXISTENTES

UNIDAD DE MEDIDA: DOCUMENTO **META:** 37

RESPONSABLE/EJECUTOR: PROCURADURÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**568.105**	**0**	**0**	**0**	**0**	0	**568.105**
401	01	00	00	Sueldos, salarios y otras retribuciones	53.494	0	0	0	0	0	53.494
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	12.674	0	0	0	0	0	12.674
401	01	99	00	Otras retribuciones	40.820	0	0	0	0	0	40.820
401	03	00	00	Primas	14.643	0	0	0	0	0	14.643
401	03	08	00	Primas de profesionalización a empleados	14.643	0	0	0	0	0	14.643
401	04	00	00	Complementos de sueldos y salarios	95.040	0	0	0	0	0	95.040
401	04	08	00	Bono compensatorio de alimentación a empleados	47.520	0	0	0	0	0	47.520
401	04	26	00	Bono compensatorio de alimentación al personal contratado	47.520	0	0	0	0	0	47.520
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	44.222	0	0	0	0	0	44.222
401	05	03	00	Bono vacacional a empleados	44.222	0	0	0	0	0	44.222
401	06	00	00	Aportes patronales y legales	85.168	0	0	0	0	0	85.168
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	41.063	0	0	0	0	0	41.063
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	38.021	0	0	0	0	0	38.021
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.042	0	0	0	0	0	3.042
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	3.042	0	0	0	0	0	3.042
401	07	00	00	Asistencia socio-económica	275.538	0	0	0	0	0	275.538
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	500	0	0	0	0	0	500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	15.209	0	0	0	0	0	15.209
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	216.000	0	0	0	0	0	216.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.500	0	0	0	0	0	1.500
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	8.929	0	0	0	0	0	8.929
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.000	0	0	0	0	0	1.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 116448 250027000 DESARROLLO, ELABORACIÓN Y DISTRIBUCIÓN DE INFORMES ESTADÍSTICOS EN LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

OBJETIVO DEL PROYECTO: GARANTIZAR EL DESARROLLO, ELABORACIÓN Y DISTRIBUCIÓN DE INFORMES ESTADÍSTICOS QUE ORIENTEN LA GESTIÓN INSTITUCIONAL EN LA PROCURADURÍA GENERAL DE LA REPÚBLICA.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 37

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 250027001 CONSTRUIR INDICADORES DE GESTIÓN INSTITUCIONAL SOBRE LA BASE DE REGISTROS ADMINISTRATIVOS EXISTENTES

UNIDAD DE MEDIDA: *DOCUMENTO* **META:** 37

RESPONSABLE/EJECUTOR: PROCURADURÍA GENERAL DE LA REPÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	96	00	Otras subvenciones a empleados	32.400	0	0	0	0	0	32.400
403	**00**	**00**	**00**	**Servicios no personales**	**2.855**	**0**	**0**	**0**	**0**	0	**2.855**
403	18	00	00	Impuestos indirectos	306	0	0	0	0	0	306
403	18	01	00	Impuesto al valor agregado	306	0	0	0	0	0	306
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	2.549	0	0	0	0	0	2.549
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	2.549	0	0	0	0	0	2.549
				Totales	**570.960**	**0**	**0**	**0**	**0**	0	**570.960**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 116446 250028000 CAPACITACIÓN Y ESPECIALIZACIÓN DEL CUERPO COMBATIENTE DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: ENTRENAR Y CAPACITAR EL CUERPO COMBATIENTE DE LA PGR, ADSCRITO A LA MILICIA NACIONAL BOLIVARIANA A LOS FINES DE CONTRIBUIR CON LA DEFENSA Y SEGURIDAD DE LA PGR, ASÍ COMO DE LA INTEGRIDAD DEL ESPACIO GEOGRÁFICO Y COADYUVAR A LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: PERSONA CAPACITADA

META: 150

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**172.200**	**0**	**0**	**0**	**0**	**0**	**172.200**
402	01	00	00	Productos alimenticios y agropecuarios	108.950	0	0	0	0	0	108.950
402	01	01	00	Alimentos y bebidas para personas	108.950	0	0	0	0	0	108.950
402	02	00	00	Productos de minas, canteras y yacimientos	800	0	0	0	0	0	800
402	02	01	00	Carbón mineral	800	0	0	0	0	0	800
402	03	00	00	Textiles y vestuarios	59.000	0	0	0	0	0	59.000
402	03	01	00	Textiles	2.500	0	0	0	0	0	2.500
402	03	02	00	Prendas de vestir	45.000	0	0	0	0	0	45.000
402	03	03	00	Calzados	11.500	0	0	0	0	0	11.500
402	06	00	00	Productos químicos y derivados	1.100	0	0	0	0	0	1.100
402	06	08	00	Productos plásticos	1.100	0	0	0	0	0	1.100
402	10	00	00	Productos varios y útiles diversos	1.100	0	0	0	0	0	1.100
402	10	99	00	Otros productos y útiles diversos	1.100	0	0	0	0	0	1.100
402	99	00	00	Otros materiales y suministros	1.250	0	0	0	0	0	1.250
402	99	01	00	Otros materiales y suministros	1.250	0	0	0	0	0	1.250
403	**00**	**00**	**00**	**Servicios no personales**	**28.448**	**0**	**0**	**0**	**0**	**0**	**28.448**
403	06	00	00	Servicios de transporte y almacenaje	1.750	0	0	0	0	0	1.750
403	06	01	00	Fletes y embalajes	1.750	0	0	0	0	0	1.750
403	18	00	00	Impuestos indirectos	21.498	0	0	0	0	0	21.498
403	18	01	00	Impuesto al valor agregado	21.498	0	0	0	0	0	21.498
403	99	00	00	Otros servicios no personales	5.200	0	0	0	0	0	5.200
403	99	01	00	Otros servicios no personales	5.200	0	0	0	0	0	5.200
				Totales	**200.648**	**0**	**0**	**0**	**0**	**0**	**200.648**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 116446 250028000 CAPACITACIÓN Y ESPECIALIZACIÓN DEL CUERPO COMBATIENTE DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: ENTRENAR Y CAPACITAR EL CUERPO COMBATIENTE DE LA PGR, ADSCRITO A LA MILICIA NACIONAL BOLIVARIANA A LOS FINES DE CONTRIBUIR CON LA DEFENSA Y SEGURIDAD DE LA PGR, ASÍ COMO DE LA INTEGRIDAD DEL ESPACIO GEOGRÁFICO Y COADYUVAR A LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: PERSONA CAPACITADA

META: 150

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 116446 250028000 CAPACITACIÓN Y ESPECIALIZACIÓN DEL CUERPO COMBATIENTE DE LA PROCURADURÍA GENERAL DE LA REPÚBLICA

OBJETIVO DEL PROYECTO: ENTRENAR Y CAPACITAR EL CUERPO COMBATIENTE DE LA PGR, ADSCRITO A LA MILICIA NACIONAL BOLIVARIANA A LOS FINES DE CONTRIBUIR CON LA DEFENSA Y SEGURIDAD DE LA PGR, ASÍ COMO DE LA INTEGRIDAD DEL ESPACIO GEOGRÁFICO Y COADYUVAR A LA DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 150

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 250028001 ADIESTRAMIENTO DEL PERSONAL QUE INTEGRA EL CUERPO COMBATIENTE DE LA PGR

UNIDAD DE MEDIDA: PERSONA CAPACITADA **META:** 150

RESPONSABLE/EJECUTOR: COORDINACIÓN DEL DESPACHO DEL PROCURADOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**172.200**	**0**	**0**	**0**	**0**	0	**172.200**
402	01	00	00	Productos alimenticios y agropecuarios	108.950	0	0	0	0	0	108.950
402	01	01	00	Alimentos y bebidas para personas	108.950	0	0	0	0	0	108.950
402	02	00	00	Productos de minas, canteras y yacimientos	800	0	0	0	0	0	800
402	02	01	00	Carbón mineral	800	0	0	0	0	0	800
402	03	00	00	Textiles y vestuarios	59.000	0	0	0	0	0	59.000
402	03	01	00	Textiles	2.500	0	0	0	0	0	2.500
402	03	02	00	Prendas de vestir	45.000	0	0	0	0	0	45.000
402	03	03	00	Calzados	11.500	0	0	0	0	0	11.500
402	06	00	00	Productos químicos y derivados	1.100	0	0	0	0	0	1.100
402	06	08	00	Productos plásticos	1.100	0	0	0	0	0	1.100
402	10	00	00	Productos varios y útiles diversos	1.100	0	0	0	0	0	1.100
402	10	99	00	Otros productos y útiles diversos	1.100	0	0	0	0	0	1.100
402	99	00	00	Otros materiales y suministros	1.250	0	0	0	0	0	1.250
402	99	01	00	Otros materiales y suministros	1.250	0	0	0	0	0	1.250
403	**00**	**00**	**00**	**Servicios no personales**	**28.448**	**0**	**0**	**0**	**0**	0	**28.448**
403	06	00	00	Servicios de transporte y almacenaje	1.750	0	0	0	0	0	1.750
403	06	01	00	Fletes y embalajes	1.750	0	0	0	0	0	1.750
403	18	00	00	Impuestos indirectos	21.498	0	0	0	0	0	21.498
403	18	01	00	Impuesto al valor agregado	21.498	0	0	0	0	0	21.498
403	99	00	00	Otros servicios no personales	5.200	0	0	0	0	0	5.200
403	99	01	00	Otros servicios no personales	5.200	0	0	0	0	0	5.200
				Totales	**200.648**	**0**	**0**	**0**	**0**	0	**200.648**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 259999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 705.200

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**705.200**	**0**	**0**	**0**	**0**	**0**	**705.200**
407	01	00	00	Transferencias y donaciones corrientes internas	705.200	0	0	0	0	0	705.200
407	01	03	00	Transferencias corrientes internas al sector público	705.200	0	0	0	0	0	705.200
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	705.200	0	0	0	0	0	705.200
				Totales	**705.200**	**0**	**0**	**0**	**0**	**0**	**705.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

PROYECTO: 259999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 705.200

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**705.200**	**0**	**0**	**0**	**0**	**0**	**705.200**
407	01	00	00	Transferencias y donaciones corrientes internas	705.200	0	0	0	0	0	705.200
407	01	03	00	Transferencias corrientes internas al sector público	705.200	0	0	0	0	0	705.200
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	705.200	0	0	0	0	0	705.200
				- A0403 Fundación Procuraduría	705.200	0	0	0	0	0	705.200
				Totales	**705.200**	**0**	**0**	**0**	**0**	**0**	**705.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **PROYECTO:** 259999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: NO DEFINIDO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 705.200

RESPONSABLE/EJECUTOR: GERENCIA GENERAL ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 259999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PROCURADURÍA

UNIDAD DE MEDIDA: *BOLÍVAR* **META:** 705.200

RESPONSABLE/EJECUTOR: FUNDACIÓN PROCURADIRÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**705.200**	**0**	**0**	**0**	**0**	0	**705.200**
407	01	00	00	Transferencias y donaciones corrientes internas	705.200	0	0	0	0	0	705.200
407	01	03	00	Transferencias corrientes internas al sector público	705.200	0	0	0	0	0	705.200
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	705.200	0	0	0	0	0	705.200
				Totales	**705.200**	**0**	**0**	**0**	**0**	0	**705.200**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**49.244.051**	**0**	**0**	**0**	**0**	**0**	**49.244.051**
401	01	00	00	Sueldos, salarios y otras retribuciones	15.075.919	0	0	0	0	0	15.075.919
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.414.667	0	0	0	0	0	4.414.667
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.129.359	0	0	0	0	0	1.129.359
401	01	12	00	Salarios a obreros en puestos no permanentes	318.696	0	0	0	0	0	318.696
401	01	18	00	Remuneraciones al personal contratado	1.289.263	0	0	0	0	0	1.289.263
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	179.550	0	0	0	0	0	179.550
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	3.948.769	0	0	0	0	0	3.948.769
401	01	99	00	Otras retribuciones	3.795.615	0	0	0	0	0	3.795.615
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.015.686	0	0	0	0	0	1.015.686
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	287.235	0	0	0	0	0	287.235
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	728.451	0	0	0	0	0	728.451
401	03	00	00	Primas	1.349.468	0	0	0	0	0	1.349.468
401	03	08	00	Primas de profesionalización a empleados	394.454	0	0	0	0	0	394.454
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	9.000	0	0	0	0	0	9.000
401	03	19	00	Primas por hijos de obreros	100	0	0	0	0	0	100
401	03	21	00	Primas por antigüedad a obreros	51.300	0	0	0	0	0	51.300
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	127.224	0	0	0	0	0	127.224
401	03	47	00	Primas al personal de alto nivel y de dirección	532.717	0	0	0	0	0	532.717
401	03	97	00	Otras primas a empleados	234.673	0	0	0	0	0	234.673
401	04	00	00	Complementos de sueldos y salarios	4.986.637	0	0	0	0	0	4.986.637
401	04	05	00	Complemento a empleados por gastos de representación	12.000	0	0	0	0	0	12.000
401	04	06	00	Complemento a empleados por comisión de servicios	824.533	0	0	0	0	0	824.533
401	04	08	00	Bono compensatorio de alimentación a empleados	1.813.680	0	0	0	0	0	1.813.680
401	04	09	00	Bono compensatorio de transporte a empleados	28.800	0	0	0	0	0	28.800
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	24.000	0	0	0	0	0	24.000
401	04	17	00	Complemento a obreros por gastos de transporte	176.904	0	0	0	0	0	176.904
401	04	18	00	Bono compensatorio de alimentación a obreros	855.360	0	0	0	0	0	855.360
401	04	26	00	Bono compensatorio de alimentación al personal contratado	649.440	0	0	0	0	0	649.440
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	601.920	0	0	0	0	0	601.920
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	6.684.828	0	0	0	0	0	6.684.828
401	05	03	00	Bono vacacional a empleados	2.926.516	0	0	0	0	0	2.926.516

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	06	00	Bono vacacional a obreros	1.047.490	0	0	0	0	0	1.047.490
401	05	08	00	Bono vacacional al personal contratado	48.875	0	0	0	0	0	48.875
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	19.440	0	0	0	0	0	19.440
401	*05*	*18*	*00*	*Bono vacacional al personal de alto nivel y de dirección*	2.642.507	0	0	0	0	0	2.642.507
401	06	00	00	Aportes patronales y legales	2.838.396	0	0	0	0	0	2.838.396
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	502.084	0	0	0	0	0	502.084
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	192.278	0	0	0	0	0	192.278
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	171.989	0	0	0	0	0	171.989
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	129.549	0	0	0	0	0	129.549
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	370.378	0	0	0	0	0	370.378
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	123.459	0	0	0	0	0	123.459
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	82.306	0	0	0	0	0	82.306
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	82.306	0	0	0	0	0	82.306
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	94.571	0	0	0	0	0	94.571
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	21.016	0	0	0	0	0	21.016
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	15.746	0	0	0	0	0	15.746
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	5.249	0	0	0	0	0	5.249
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	3.499	0	0	0	0	0	3.499
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	645.244	0	0	0	0	0	645.244
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	221.867	0	0	0	0	0	221.867
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	176.855	0	0	0	0	0	176.855
401	07	00	00	Asistencia socio-económica	10.272.376	0	0	0	0	0	10.272.376
401	07	02	00	Becas a empleados	109.600	0	0	0	0	0	109.600
401	07	03	00	Ayudas por matrimonio a empleados	2.612	0	0	0	0	0	2.612
401	07	04	00	Ayudas por nacimiento de hijos a empleados	3.316	0	0	0	0	0	3.316
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	15.000	0	0	0	0	0	15.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	105.418	0	0	0	0	0	105.418
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.066.000	0	0	0	0	0	2.066.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	389.000	0	0	0	0	0	389.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	171.304	0	0	0	0	0	171.304

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	173.000	0	0	0	0	0	173.000
401	07	18	00	Becas a obreros	108.000	0	0	0	0	0	108.000
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	0	1.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	37.500	0	0	0	0	0	37.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	60.219	0	0	0	0	0	60.219
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.026.000	0	0	0	0	0	1.026.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	135.000	0	0	0	0	0	135.000
401	07	26	00	Dotación de uniformes a obreros	513.000	0	0	0	0	0	513.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	44.647	0	0	0	0	0	44.647
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	43.500	0	0	0	0	0	43.500
401	07	33	00	Asistencia socio-económica al personal contratado	1.561.989	0	0	0	0	0	1.561.989
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	17.496	0	0	0	0	0	17.496
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	100	0	0	0	0	0	100
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	1.760	0	0	0	0	0	1.760
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	1.760	0	0	0	0	0	1.760
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	688.464	0	0	0	0	0	688.464
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	642.000	0	0	0	0	0	642.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	421.800	0	0	0	0	0	421.800
401	07	96	00	Otras subvenciones a empleados	1.302.491	0	0	0	0	0	1.302.491
401	07	97	00	Otras subvenciones a obreros	629.400	0	0	0	0	0	629.400
401	08	00	00	Prestaciones sociales e indemnizaciones	7.020.741	0	0	0	0	0	7.020.741
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.230.364	0	0	0	0	0	2.230.364
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.200.360	0	0	0	0	0	2.200.360
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	350.000	0	0	0	0	0	350.000
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	72.859	0	0	0	0	0	72.859
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.167.158	0	0	0	0	0	2.167.158
403	**00**	**00**	**00**	**Servicios no personales**	**172.134**	**0**	**0**	**0**	**0**	**0**	**172.134**
403	18	00	00	Impuestos indirectos	96.364	0	0	0	0	0	96.364
403	18	01	00	Impuesto al valor agregado	96.364	0	0	0	0	0	96.364
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	75.770	0	0	0	0	0	75.770

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	75.770	0	0	0	0	0	75.770
				Totales	**49.416.185**	**0**	**0**	**0**	**0**	**0**	**49.416.185**

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 250001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**49.244.051**	**0**	**0**	**0**	**0**	**0**	**49.244.051**
401	01	00	00	Sueldos, salarios y otras retribuciones	15.075.919	0	0	0	0	0	15.075.919
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	4.414.667	0	0	0	0	0	4.414.667
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.129.359	0	0	0	0	0	1.129.359
401	01	12	00	Salarios a obreros en puestos no permanentes	318.696	0	0	0	0	0	318.696
401	01	18	00	Remuneraciones al personal contratado	1.289.263	0	0	0	0	0	1.289.263
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	179.550	0	0	0	0	0	179.550
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	3.948.769	0	0	0	0	0	3.948.769
401	01	99	00	Otras retribuciones	3.795.615	0	0	0	0	0	3.795.615
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.015.686	0	0	0	0	0	1.015.686
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	287.235	0	0	0	0	0	287.235
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	728.451	0	0	0	0	0	728.451
401	03	00	00	Primas	1.349.468	0	0	0	0	0	1.349.468
401	03	08	00	Primas de profesionalización a empleados	394.454	0	0	0	0	0	394.454
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	9.000	0	0	0	0	0	9.000
401	03	19	00	Primas por hijos de obreros	100	0	0	0	0	0	100
401	03	21	00	Primas por antigüedad a obreros	51.300	0	0	0	0	0	51.300
401	03	46	00	Primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	127.224	0	0	0	0	0	127.224
401	03	47	00	Primas al personal de alto nivel y de dirección	532.717	0	0	0	0	0	532.717
401	03	97	00	Otras primas a empleados	234.673	0	0	0	0	0	234.673
401	04	00	00	Complementos de sueldos y salarios	4.986.637	0	0	0	0	0	4.986.637
401	04	05	00	Complemento a empleados por gastos de representación	12.000	0	0	0	0	0	12.000
401	04	06	00	Complemento a empleados por comisión de servicios	824.533	0	0	0	0	0	824.533
401	04	08	00	Bono compensatorio de alimentación a empleados	1.813.680	0	0	0	0	0	1.813.680
401	04	09	00	Bono compensatorio de transporte a empleados	28.800	0	0	0	0	0	28.800
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	24.000	0	0	0	0	0	24.000
401	04	17	00	Complemento a obreros por gastos de transporte	176.904	0	0	0	0	0	176.904

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 250001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	855.360	0	0	0	0	0	855.360
401	04	26	00	Bono compensatorio de alimentación al personal contratado	649.440	0	0	0	0	0	649.440
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	601.920	0	0	0	0	0	601.920
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	6.684.828	0	0	0	0	0	6.684.828
401	05	03	00	Bono vacacional a empleados	2.926.516	0	0	0	0	0	2.926.516
401	05	06	00	Bono vacacional a obreros	1.047.490	0	0	0	0	0	1.047.490
401	05	08	00	Bono vacacional al personal contratado	48.875	0	0	0	0	0	48.875
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	19.440	0	0	0	0	0	19.440
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	2.642.507	0	0	0	0	0	2.642.507
401	06	00	00	Aportes patronales y legales	2.838.396	0	0	0	0	0	2.838.396
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	502.084	0	0	0	0	0	502.084
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	192.278	0	0	0	0	0	192.278
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	171.989	0	0	0	0	0	171.989
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	129.549	0	0	0	0	0	129.549
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	370.378	0	0	0	0	0	370.378
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	123.459	0	0	0	0	0	123.459
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	82.306	0	0	0	0	0	82.306
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	82.306	0	0	0	0	0	82.306
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	94.571	0	0	0	0	0	94.571
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	21.016	0	0	0	0	0	21.016
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	15.746	0	0	0	0	0	15.746
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	5.249	0	0	0	0	0	5.249
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	3.499	0	0	0	0	0	3.499
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	645.244	0	0	0	0	0	645.244
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	221.867	0	0	0	0	0	221.867
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	176.855	0	0	0	0	0	176.855

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 250001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	10.272.376	0	0	0	0	0	10.272.376
401	07	02	00	Becas a empleados	109.600	0	0	0	0	0	109.600
401	07	03	00	Ayudas por matrimonio a empleados	2.612	0	0	0	0	0	2.612
401	07	04	00	Ayudas por nacimiento de hijos a empleados	3.316	0	0	0	0	0	3.316
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	15.000	0	0	0	0	0	15.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	105.418	0	0	0	0	0	105.418
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.066.000	0	0	0	0	0	2.066.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	389.000	0	0	0	0	0	389.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	171.304	0	0	0	0	0	171.304
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	173.000	0	0	0	0	0	173.000
401	07	18	00	Becas a obreros	108.000	0	0	0	0	0	108.000
401	07	19	00	Ayudas por matrimonio de obreros	1.000	0	0	0	0	0	1.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.000	0	0	0	0	0	1.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	37.500	0	0	0	0	0	37.500
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	60.219	0	0	0	0	0	60.219
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	1.026.000	0	0	0	0	0	1.026.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	135.000	0	0	0	0	0	135.000
401	07	26	00	Dotación de uniformes a obreros	513.000	0	0	0	0	0	513.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	44.647	0	0	0	0	0	44.647
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	43.500	0	0	0	0	0	43.500
401	07	33	00	Asistencia socio-económica al personal contratado	1.561.989	0	0	0	0	0	1.561.989
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	17.496	0	0	0	0	0	17.496
401	07	58	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por altos funcionarios y altas funcionarias del poder público y de elección popular	100	0	0	0	0	0	100
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	1.760	0	0	0	0	0	1.760
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	1.760	0	0	0	0	0	1.760
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	688.464	0	0	0	0	0	688.464

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 250001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	642.000	0	0	0	0	0	642.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	421.800	0	0	0	0	0	421.800
401	07	96	00	Otras subvenciones a empleados	1.302.491	0	0	0	0	0	1.302.491
401	07	97	00	Otras subvenciones a obreros	629.400	0	0	0	0	0	629.400
401	08	00	00	Prestaciones sociales e indemnizaciones	7.020.741	0	0	0	0	0	7.020.741
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.230.364	0	0	0	0	0	2.230.364
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.200.360	0	0	0	0	0	2.200.360
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	350.000	0	0	0	0	0	350.000
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	72.859	0	0	0	0	0	72.859
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.167.158	0	0	0	0	0	2.167.158
403	**00**	**00**	**00**	**Servicios no personales**	**172.134**	**0**	**0**	**0**	**0**	**0**	**172.134**
403	18	00	00	Impuestos indirectos	96.364	0	0	0	0	0	96.364
403	18	01	00	Impuesto al valor agregado	96.364	0	0	0	0	0	96.364
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	75.770	0	0	0	0	0	75.770
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	75.770	0	0	0	0	0	75.770
				Totales	**49.416.185**	**0**	**0**	**0**	**0**	**0**	**49.416.185**

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.391.351**	**0**	**0**	**0**	**0**	**0**	**4.391.351**
402	01	00	00	Productos alimenticios y agropecuarios	1.478.694	0	0	0	0	0	1.478.694
402	01	01	00	Alimentos y bebidas para personas	1.477.694	0	0	0	0	0	1.477.694
402	01	03	00	Productos agrícolas y pecuarios	1.000	0	0	0	0	0	1.000
402	02	00	00	Productos de minas, canteras y yacimientos	2.500	0	0	0	0	0	2.500
402	02	04	00	Mineral no ferroso	1.500	0	0	0	0	0	1.500
402	02	05	00	Piedra, arcilla, arena y tierra	1.000	0	0	0	0	0	1.000
402	03	00	00	Textiles y vestuarios	226.000	0	0	0	0	0	226.000
402	03	01	00	Textiles	40.000	0	0	0	0	0	40.000
402	03	02	00	Prendas de vestir	160.000	0	0	0	0	0	160.000
402	03	03	00	Calzados	25.000	0	0	0	0	0	25.000
402	03	99	00	Otros productos textiles y vestuarios	1.000	0	0	0	0	0	1.000
402	04	00	00	Productos de cuero y caucho	130.000	0	0	0	0	0	130.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	10.000	0	0	0	0	0	10.000
402	04	03	00	Cauchos y tripas para vehículos	120.000	0	0	0	0	0	120.000
402	05	00	00	Productos de papel, cartón e impresos	739.192	0	0	0	0	0	739.192
402	05	01	00	Pulpa de madera, papel y cartón	150.000	0	0	0	0	0	150.000
402	05	02	00	Envases y cajas de papel y cartón	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	265.818	0	0	0	0	0	265.818
402	05	04	00	Libros, revistas y periódicos	18.374	0	0	0	0	0	18.374
402	05	06	00	Productos de papel y cartón para computación	180.000	0	0	0	0	0	180.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	0	20.000
402	05	99	00	Otros productos de pulpa, papel y cartón	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	611.600	0	0	0	0	0	611.600
402	06	01	00	Sustancias químicas y de uso industrial	2.000	0	0	0	0	0	2.000
402	06	02	00	Abonos, plaguicidas y otros	20.000	0	0	0	0	0	20.000
402	06	03	00	Tintas, pinturas y colorantes	308.500	0	0	0	0	0	308.500
402	06	04	00	Productos farmacéuticos y medicamentos	80.000	0	0	0	0	0	80.000
402	06	05	00	Productos de tocador	30.000	0	0	0	0	0	30.000
402	06	06	00	Combustibles y lubricantes	150.000	0	0	0	0	0	150.000
402	06	08	00	Productos plásticos	21.100	0	0	0	0	0	21.100
402	07	00	00	Productos minerales no metálicos	60.000	0	0	0	0	0	60.000
402	07	01	00	Productos de barro, loza y porcelana	5.000	0	0	0	0	0	5.000

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	02	00	Vidrios y productos de vidrio	40.000	0	0	0	0	0	40.000
402	07	04	00	Cemento, cal y yeso	15.000	0	0	0	0	0	15.000
402	08	00	00	Productos metálicos	273.400	0	0	0	0	0	273.400
402	08	01	00	Productos primarios de hierro y acero	5.000	0	0	0	0	0	5.000
402	08	02	00	Productos de metales no ferrosos	5.000	0	0	0	0	0	5.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	60.000	0	0	0	0	0	60.000
402	08	04	00	Productos metálicos estructurales	20.000	0	0	0	0	0	20.000
402	08	07	00	Material de señalamiento	20.000	0	0	0	0	0	20.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	100.000	0	0	0	0	0	100.000
402	08	10	00	Repuestos y accesorios para otros equipos	58.400	0	0	0	0	0	58.400
402	08	99	00	Otros productos metálicos	5.000	0	0	0	0	0	5.000
402	09	00	00	Productos de madera	20.000	0	0	0	0	0	20.000
402	09	01	00	Productos primarios de madera	10.000	0	0	0	0	0	10.000
402	09	99	00	Otros productos de madera	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	838.715	0	0	0	0	0	838.715
402	10	01	00	Artículos de deporte, recreación y juguetes	58.002	0	0	0	0	0	58.002
402	10	02	00	Materiales y útiles de limpieza y aseo	100.000	0	0	0	0	0	100.000
402	10	03	00	Utensilios de cocina y comedor	50.000	0	0	0	0	0	50.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	40.000	0	0	0	0	0	40.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	159.709	0	0	0	0	0	159.709
402	10	06	00	Condecoraciones, ofrendas y similares	30.000	0	0	0	0	0	30.000
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	207.774	0	0	0	0	0	207.774
402	10	09	00	Especies timbradas y valores	1.000	0	0	0	0	0	1.000
402	10	11	00	Materiales eléctricos	60.000	0	0	0	0	0	60.000
402	10	12	00	Materiales para instalaciones sanitarias	20.000	0	0	0	0	0	20.000
402	10	13	00	Materiales fotográficos	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	52.230	0	0	0	0	0	52.230
402	99	00	00	Otros materiales y suministros	11.250	0	0	0	0	0	11.250
402	99	01	00	Otros materiales y suministros	11.250	0	0	0	0	0	11.250
403	**00**	**00**	**00**	**Servicios no personales**	**8.059.423**	**0**	**0**	**0**	**0**	**0**	**8.059.423**
403	01	00	00	Alquileres de inmuebles	200.000	0	0	0	0	0	200.000
403	01	01	00	Alquileres de edificios y locales	100.000	0	0	0	0	0	100.000

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	02	00	Alquileres de instalaciones culturales y recreativas	100.000	0	0	0	0	0	100.000
403	02	00	00	Alquileres de maquinaria y equipos	45.000	0	0	0	0	0	45.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	40.000	0	0	0	0	0	40.000
403	02	99	00	Alquileres de otras maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	04	00	00	Servicios básicos	1.027.637	0	0	0	0	0	1.027.637
403	04	01	00	Electricidad	202.482	0	0	0	0	0	202.482
403	04	03	00	Agua	20.000	0	0	0	0	0	20.000
403	04	04	00	Teléfonos	480.624	0	0	0	0	0	480.624
403	04	05	00	Servicio de comunicaciones	207.300	0	0	0	0	0	207.300
403	04	06	00	Servicio de aseo urbano y domiciliario	34.231	0	0	0	0	0	34.231
403	04	07	00	Servicio de condominio	83.000	0	0	0	0	0	83.000
403	06	00	00	Servicios de transporte y almacenaje	275.156	0	0	0	0	0	275.156
403	06	01	00	Fletes y embalajes	1.750	0	0	0	0	0	1.750
403	06	02	00	Almacenaje	248.036	0	0	0	0	0	248.036
403	06	03	00	Estacionamiento	25.370	0	0	0	0	0	25.370
403	07	00	00	Servicios de información, impresión y relaciones públicas	600.000	0	0	0	0	0	600.000
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	0	200.000
403	07	04	00	Avisos	400.000	0	0	0	0	0	400.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	250.000	0	0	0	0	0	250.000
403	08	01	00	Primas y gastos de seguros	250.000	0	0	0	0	0	250.000
403	09	00	00	Viáticos y pasajes	849.294	0	0	0	0	0	849.294
403	09	01	00	Viáticos y pasajes dentro del país	449.294	0	0	0	0	0	449.294
403	09	02	00	Viáticos y pasajes fuera del país	400.000	0	0	0	0	0	400.000
403	10	00	00	Servicios profesionales y técnicos	375.000	0	0	0	0	0	375.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	10.000	0	0	0	0	0	10.000
403	10	09	00	Servicios de lavandería y tintorería	30.000	0	0	0	0	0	30.000
403	10	11	00	Servicios para la elaboración y suministro de comida	325.000	0	0	0	0	0	325.000
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	455.400	0	0	0	0	0	455.400
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	63.000	0	0	0	0	0	63.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	122.400	0	0	0	0	0	122.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	120.000	0	0	0	0	0	120.000
403	12	00	00	Conservación y reparaciones menores de obras	1.249.733	0	0	0	0	0	1.249.733
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.249.733	0	0	0	0	0	1.249.733
403	15	00	00	Servicios fiscales	2.000	0	0	0	0	0	2.000
403	15	02	00	Tasas y otros derechos obligatorios	2.000	0	0	0	0	0	2.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.000.000	0	0	0	0	0	1.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	1.530.203	0	0	0	0	0	1.530.203
403	18	01	00	Impuesto al valor agregado	1.530.203	0	0	0	0	0	1.530.203
403	99	00	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
403	99	01	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
404	**00**	**00**	**00**	**Activos reales**	**2.262.244**	**0**	**0**	**0**	**0**	**0**	**2.262.244**
404	01	00	00	Repuestos y reparaciones mayores	250.000	0	0	0	0	0	250.000
404	01	01	00	Repuestos mayores	250.000	0	0	0	0	0	250.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	178.670	0	0	0	0	0	178.670
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	178.670	0	0	0	0	0	178.670
404	04	00	00	Equipos de transporte, tracción y elevación	600.000	0	0	0	0	0	600.000
404	04	01	00	Vehículos automotores terrestres	600.000	0	0	0	0	0	600.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	150.000	0	0	0	0	0	150.000
404	05	01	00	Equipos de telecomunicaciones	150.000	0	0	0	0	0	150.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	882	0	0	0	0	0	882
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	882	0	0	0	0	0	882
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	113.937	0	0	0	0	0	113.937
404	07	02	00	Equipos de enseñanza, deporte y recreación	63.937	0	0	0	0	0	63.937
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	719.092	0	0	0	0	0	719.092
404	09	01	00	Mobiliario y equipos de oficina	295.811	0	0	0	0	0	295.811
404	09	02	00	Equipos de computación	318.741	0	0	0	0	0	318.741
404	09	03	00	Mobiliario y equipos de alojamiento	102.800	0	0	0	0	0	102.800
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.740	0	0	0	0	0	1.740
404	12	00	00	Activos intangibles	149.663	0	0	0	0	0	149.663

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	12	04	00	Paquetes y programas de computación	30.226	0	0	0	0	0	30.226
404	12	99	00	Otros activos intangibles	119.437	0	0	0	0	0	119.437
404	99	00	00	Otros activos reales	100.000	0	0	0	0	0	100.000
404	99	01	00	Otros activos reales	100.000	0	0	0	0	0	100.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**184.000**	**0**	**0**	**0**	**0**	**0**	**184.000**
407	01	00	00	Transferencias y donaciones corrientes internas	184.000	0	0	0	0	0	184.000
407	01	01	00	Transferencias corrientes internas al sector privado	34.000	0	0	0	0	0	34.000
407	01	01	75	Subsidios a organismos laborales y gremiales	34.000	0	0	0	0	0	34.000
407	01	02	00	Donaciones corrientes internas al sector privado	150.000	0	0	0	0	0	150.000
407	01	02	01	Donaciones corrientes a personas	150.000	0	0	0	0	0	150.000
				Totales	**14.897.018**	**0**	**0**	**0**	**0**	**0**	**14.897.018**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA   **ACCIÓN CENTRALIZADA:** 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**34.000**	**0**	**0**	**0**	**0**	**0**	**34.000**
407	01	00	00	Transferencias y donaciones corrientes internas	34.000	0	0	0	0	0	34.000
407	01	01	00	Transferencias corrientes internas al sector privado	34.000	0	0	0	0	0	34.000
407	01	01	75	Subsidios a organismos laborales y gremiales	34.000	0	0	0	0	0	34.000
				- S0465 Federación Nacional de Obreros Dependientes del Estado (FENODE)	2.000	0	0	0	0	0	2.000
				- S0916 Sindicato Unico de Obreros Dependientes del Estado (S.U.O.D.E.)	2.000	0	0	0	0	0	2.000
				- S1323 Asociación de Jubilados y pensionados de la Procuraduria General	30.000	0	0	0	0	0	30.000
				Totales	**34.000**	**0**	**0**	**0**	**0**	**0**	**34.000**

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 250002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.391.351**	**0**	**0**	**0**	**0**	**0**	**4.391.351**
402	01	00	00	Productos alimenticios y agropecuarios	1.478.694	0	0	0	0	0	1.478.694
402	01	01	00	Alimentos y bebidas para personas	1.477.694	0	0	0	0	0	1.477.694
402	01	03	00	Productos agrícolas y pecuarios	1.000	0	0	0	0	0	1.000
402	02	00	00	Productos de minas, canteras y yacimientos	2.500	0	0	0	0	0	2.500
402	02	04	00	Mineral no ferroso	1.500	0	0	0	0	0	1.500
402	02	05	00	Piedra, arcilla, arena y tierra	1.000	0	0	0	0	0	1.000
402	03	00	00	Textiles y vestuarios	226.000	0	0	0	0	0	226.000
402	03	01	00	Textiles	40.000	0	0	0	0	0	40.000
402	03	02	00	Prendas de vestir	160.000	0	0	0	0	0	160.000
402	03	03	00	Calzados	25.000	0	0	0	0	0	25.000
402	03	99	00	Otros productos textiles y vestuarios	1.000	0	0	0	0	0	1.000
402	04	00	00	Productos de cuero y caucho	130.000	0	0	0	0	0	130.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	10.000	0	0	0	0	0	10.000
402	04	03	00	Cauchos y tripas para vehículos	120.000	0	0	0	0	0	120.000
402	05	00	00	Productos de papel, cartón e impresos	739.192	0	0	0	0	0	739.192
402	05	01	00	Pulpa de madera, papel y cartón	150.000	0	0	0	0	0	150.000
402	05	02	00	Envases y cajas de papel y cartón	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	265.818	0	0	0	0	0	265.818
402	05	04	00	Libros, revistas y periódicos	18.374	0	0	0	0	0	18.374
402	05	06	00	Productos de papel y cartón para computación	180.000	0	0	0	0	0	180.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	20.000	0	0	0	0	0	20.000
402	05	99	00	Otros productos de pulpa, papel y cartón	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	611.600	0	0	0	0	0	611.600
402	06	01	00	Sustancias químicas y de uso industrial	2.000	0	0	0	0	0	2.000
402	06	02	00	Abonos, plaguicidas y otros	20.000	0	0	0	0	0	20.000
402	06	03	00	Tintas, pinturas y colorantes	308.500	0	0	0	0	0	308.500
402	06	04	00	Productos farmacéuticos y medicamentos	80.000	0	0	0	0	0	80.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 250002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	05	00	Productos de tocador	30.000	0	0	0	0	0	30.000
402	06	06	00	Combustibles y lubricantes	150.000	0	0	0	0	0	150.000
402	06	08	00	Productos plásticos	21.100	0	0	0	0	0	21.100
402	07	00	00	Productos minerales no metálicos	60.000	0	0	0	0	0	60.000
402	07	01	00	Productos de barro, loza y porcelana	5.000	0	0	0	0	0	5.000
402	07	02	00	Vidrios y productos de vidrio	40.000	0	0	0	0	0	40.000
402	07	04	00	Cemento, cal y yeso	15.000	0	0	0	0	0	15.000
402	08	00	00	Productos metálicos	273.400	0	0	0	0	0	273.400
402	08	01	00	Productos primarios de hierro y acero	5.000	0	0	0	0	0	5.000
402	08	02	00	Productos de metales no ferrosos	5.000	0	0	0	0	0	5.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	60.000	0	0	0	0	0	60.000
402	08	04	00	Productos metálicos estructurales	20.000	0	0	0	0	0	20.000
402	08	07	00	Material de señalamiento	20.000	0	0	0	0	0	20.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	100.000	0	0	0	0	0	100.000
402	08	10	00	Repuestos y accesorios para otros equipos	58.400	0	0	0	0	0	58.400
402	08	99	00	Otros productos metálicos	5.000	0	0	0	0	0	5.000
402	09	00	00	Productos de madera	20.000	0	0	0	0	0	20.000
402	09	01	00	Productos primarios de madera	10.000	0	0	0	0	0	10.000
402	09	99	00	Otros productos de madera	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	838.715	0	0	0	0	0	838.715
402	10	01	00	Artículos de deporte, recreación y juguetes	58.002	0	0	0	0	0	58.002
402	10	02	00	Materiales y útiles de limpieza y aseo	100.000	0	0	0	0	0	100.000
402	10	03	00	Utensilios de cocina y comedor	50.000	0	0	0	0	0	50.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	40.000	0	0	0	0	0	40.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	159.709	0	0	0	0	0	159.709
402	10	06	00	Condecoraciones, ofrendas y similares	30.000	0	0	0	0	0	30.000
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	207.774	0	0	0	0	0	207.774

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 250002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	09	00	Especies timbradas y valores	1.000	0	0	0	0	0	1.000
402	10	11	00	Materiales eléctricos	60.000	0	0	0	0	0	60.000
402	10	12	00	Materiales para instalaciones sanitarias	20.000	0	0	0	0	0	20.000
402	10	13	00	Materiales fotográficos	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	52.230	0	0	0	0	0	52.230
402	99	00	00	Otros materiales y suministros	11.250	0	0	0	0	0	11.250
402	99	01	00	Otros materiales y suministros	11.250	0	0	0	0	0	11.250
403	**00**	**00**	**00**	**Servicios no personales**	**8.059.423**	**0**	**0**	**0**	**0**	**0**	**8.059.423**
403	01	00	00	Alquileres de inmuebles	200.000	0	0	0	0	0	200.000
403	01	01	00	Alquileres de edificios y locales	100.000	0	0	0	0	0	100.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	100.000	0	0	0	0	0	100.000
403	02	00	00	Alquileres de maquinaria y equipos	45.000	0	0	0	0	0	45.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	40.000	0	0	0	0	0	40.000
403	02	99	00	Alquileres de otras maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	04	00	00	Servicios básicos	1.027.637	0	0	0	0	0	1.027.637
403	04	01	00	Electricidad	202.482	0	0	0	0	0	202.482
403	04	03	00	Agua	20.000	0	0	0	0	0	20.000
403	04	04	00	Teléfonos	480.624	0	0	0	0	0	480.624
403	04	05	00	Servicio de comunicaciones	207.300	0	0	0	0	0	207.300
403	04	06	00	Servicio de aseo urbano y domiciliario	34.231	0	0	0	0	0	34.231
403	04	07	00	Servicio de condominio	83.000	0	0	0	0	0	83.000
403	06	00	00	Servicios de transporte y almacenaje	275.156	0	0	0	0	0	275.156
403	06	01	00	Fletes y embalajes	1.750	0	0	0	0	0	1.750
403	06	02	00	Almacenaje	248.036	0	0	0	0	0	248.036
403	06	03	00	Estacionamiento	25.370	0	0	0	0	0	25.370
403	07	00	00	Servicios de información, impresión y relaciones públicas	600.000	0	0	0	0	0	600.000
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	0	200.000
403	07	04	00	Avisos	400.000	0	0	0	0	0	400.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 250002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	250.000	0	0	0	0	0	250.000
403	08	01	00	Primas y gastos de seguros	250.000	0	0	0	0	0	250.000
403	09	00	00	Viáticos y pasajes	849.294	0	0	0	0	0	849.294
403	09	01	00	Viáticos y pasajes dentro del país	449.294	0	0	0	0	0	449.294
403	09	02	00	Viáticos y pasajes fuera del país	400.000	0	0	0	0	0	400.000
403	10	00	00	Servicios profesionales y técnicos	375.000	0	0	0	0	0	375.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	10.000	0	0	0	0	0	10.000
403	10	09	00	Servicios de lavandería y tintorería	30.000	0	0	0	0	0	30.000
403	10	11	00	Servicios para la elaboración y suministro de comida	325.000	0	0	0	0	0	325.000
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	455.400	0	0	0	0	0	455.400
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	63.000	0	0	0	0	0	63.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	122.400	0	0	0	0	0	122.400
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	120.000	0	0	0	0	0	120.000
403	12	00	00	Conservación y reparaciones menores de obras	1.249.733	0	0	0	0	0	1.249.733
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.249.733	0	0	0	0	0	1.249.733
403	15	00	00	Servicios fiscales	2.000	0	0	0	0	0	2.000
403	15	02	00	Tasas y otros derechos obligatorios	2.000	0	0	0	0	0	2.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.000.000	0	0	0	0	0	1.000.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.000.000	0	0	0	0	0	1.000.000
403	18	00	00	Impuestos indirectos	1.530.203	0	0	0	0	0	1.530.203
403	18	01	00	Impuesto al valor agregado	1.530.203	0	0	0	0	0	1.530.203
403	99	00	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
403	99	01	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
404	**00**	**00**	**00**	**Activos reales**	**2.262.244**	**0**	**0**	**0**	**0**	**0**	**2.262.244**
404	01	00	00	Repuestos y reparaciones mayores	250.000	0	0	0	0	0	250.000
404	01	01	00	Repuestos mayores	250.000	0	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 250002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	178.670	0	0	0	0	0	178.670
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	178.670	0	0	0	0	0	178.670
404	04	00	00	Equipos de transporte, tracción y elevación	600.000	0	0	0	0	0	600.000
404	04	01	00	Vehículos automotores terrestres	600.000	0	0	0	0	0	600.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	150.000	0	0	0	0	0	150.000
404	05	01	00	Equipos de telecomunicaciones	150.000	0	0	0	0	0	150.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	882	0	0	0	0	0	882
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	882	0	0	0	0	0	882
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	113.937	0	0	0	0	0	113.937
404	07	02	00	Equipos de enseñanza, deporte y recreación	63.937	0	0	0	0	0	63.937
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	719.092	0	0	0	0	0	719.092
404	09	01	00	Mobiliario y equipos de oficina	295.811	0	0	0	0	0	295.811
404	09	02	00	Equipos de computación	318.741	0	0	0	0	0	318.741
404	09	03	00	Mobiliario y equipos de alojamiento	102.800	0	0	0	0	0	102.800
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	1.740	0	0	0	0	0	1.740
404	12	00	00	Activos intangibles	149.663	0	0	0	0	0	149.663
404	12	04	00	Paquetes y programas de computación	30.226	0	0	0	0	0	30.226
404	12	99	00	Otros activos intangibles	119.437	0	0	0	0	0	119.437
404	99	00	00	Otros activos reales	100.000	0	0	0	0	0	100.000
404	99	01	00	Otros activos reales	100.000	0	0	0	0	0	100.000
				Totales	**14.713.018**	**0**	**0**	**0**	**0**	**0**	**14.713.018**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 250002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**184.000**	**0**	**0**	**0**	**0**	**0**	**184.000**
407	01	00	00	Transferencias y donaciones corrientes internas	184.000	0	0	0	0	0	184.000
407	01	01	00	Transferencias corrientes internas al sector privado	34.000	0	0	0	0	0	34.000
407	01	01	75	Subsidios a organismos laborales y gremiales	34.000	0	0	0	0	0	34.000
407	01	02	00	Donaciones corrientes internas al sector privado	150.000	0	0	0	0	0	150.000
407	01	02	01	Donaciones corrientes a personas	150.000	0	0	0	0	0	150.000
				Totales	**184.000**	**0**	**0**	**0**	**0**	**0**	**184.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 250003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**9.150.737**	**0**	**0**	**0**	**0**	**0**	**9.150.737**
407	01	00	00	Transferencias y donaciones corrientes internas	9.150.737	0	0	0	0	0	9.150.737
407	01	01	00	Transferencias corrientes internas al sector privado	6.497.447	0	0	0	0	0	6.497.447
407	01	01	01	Pensiones del personal empleado, obrero y militar	816.571	0	0	0	0	0	816.571
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.088.945	0	0	0	0	0	2.088.945
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	204.143	0	0	0	0	0	204.143
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	81.657	0	0	0	0	0	81.657
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	576.000	0	0	0	0	0	576.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	224.000	0	0	0	0	0	224.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	522.236	0	0	0	0	0	522.236
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	208.895	0	0	0	0	0	208.895
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	1.278.000	0	0	0	0	0	1.278.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	497.000	0	0	0	0	0	497.000
407	01	05	02	Pensiones del personal de alto nivel y de dirección	378.655	0	0	0	0	0	378.655
407	01	05	07	Aguinaldos del personal pensionado de alto nivel y de dirección	94.664	0	0	0	0	0	94.664
407	01	05	12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección	37.865	0	0	0	0	0	37.865
407	01	05	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección	162.000	0	0	0	0	0	162.000
407	01	05	99	Otras subvenciones socio-económicas del personal pensionado de alto nivel y de dirección	63.000	0	0	0	0	0	63.000
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	1.012.672	0	0	0	0	0	1.012.672
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	253.167	0	0	0	0	0	253.167
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	101.267	0	0	0	0	0	101.267
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	396.000	0	0	0	0	0	396.000
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	154.000	0	0	0	0	0	154.000
				Totales	**9.150.737**	**0**	**0**	**0**	**0**	**0**	**9.150.737**

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 250003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 250003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**9.150.737**	**0**	**0**	**0**	**0**	**0**	**9.150.737**
407	01	00	00	Transferencias y donaciones corrientes internas	9.150.737	0	0	0	0	0	9.150.737
407	01	01	00	Transferencias corrientes internas al sector privado	6.497.447	0	0	0	0	0	6.497.447
407	01	01	01	Pensiones del personal empleado, obrero y militar	816.571	0	0	0	0	0	816.571
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.088.945	0	0	0	0	0	2.088.945
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	204.143	0	0	0	0	0	204.143
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	81.657	0	0	0	0	0	81.657
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	576.000	0	0	0	0	0	576.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	224.000	0	0	0	0	0	224.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	522.236	0	0	0	0	0	522.236
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	208.895	0	0	0	0	0	208.895
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	1.278.000	0	0	0	0	0	1.278.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	497.000	0	0	0	0	0	497.000
407	01	05	02	Pensiones del personal de alto nivel y de dirección	378.655	0	0	0	0	0	378.655
407	01	05	07	Aguinaldos del personal pensionado de alto nivel y de dirección	94.664	0	0	0	0	0	94.664
407	01	05	12	Aportes a caja de ahorro del personal pensionado de alto nivel y de dirección	37.865	0	0	0	0	0	37.865
407	01	05	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal pensionado de alto nivel y de dirección	162.000	0	0	0	0	0	162.000
407	01	05	99	Otras subvenciones socio-económicas del personal pensionado de alto nivel y de dirección	63.000	0	0	0	0	0	63.000
407	01	06	02	Jubilaciones del personal de alto nivel y de dirección	1.012.672	0	0	0	0	0	1.012.672
407	01	06	07	Aguinaldos del personal jubilado de alto nivel y de dirección	253.167	0	0	0	0	0	253.167
407	01	06	12	Aportes a caja de ahorro del personal jubilado de alto nivel y de dirección	101.267	0	0	0	0	0	101.267
407	01	06	17	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal jubilado de alto nivel y de dirección	396.000	0	0	0	0	0	396.000
407	01	06	99	Otras subvenciones del personal jubilado de alto nivel y de dirección	154.000	0	0	0	0	0	154.000
				Totales	**9.150.737**	**0**	**0**	**0**	**0**	**0**	**9.150.737**

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**320.000**	**0**	**0**	**0**	**0**	**0**	**320.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
402	03	00	00	Textiles y vestuarios	90.000	0	0	0	0	0	90.000
402	03	02	00	Prendas de vestir	50.000	0	0	0	0	0	50.000
402	03	03	00	Calzados	40.000	0	0	0	0	0	40.000
402	06	00	00	Productos químicos y derivados	80.000	0	0	0	0	0	80.000
402	06	04	00	Productos farmacéuticos y medicamentos	50.000	0	0	0	0	0	50.000
402	06	05	00	Productos de tocador	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	01	00	Artículos de deporte, recreación y juguetes	30.000	0	0	0	0	0	30.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**237.970**	**0**	**0**	**0**	**0**	**0**	**237.970**
403	09	00	00	Viáticos y pasajes	90.000	0	0	0	0	0	90.000
403	09	01	00	Viáticos y pasajes dentro del país	90.000	0	0	0	0	0	90.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	32.830	0	0	0	0	0	32.830
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	32.830	0	0	0	0	0	32.830
403	16	00	00	Servicios de diversión, esparcimiento y culturales	50.000	0	0	0	0	0	50.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	65.140	0	0	0	0	0	65.140
403	18	01	00	Impuesto al valor agregado	65.140	0	0	0	0	0	65.140
407	**00**	**00**	**00**	**Transferencias y donaciones**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
407	01	00	00	Transferencias y donaciones corrientes internas	50.000	0	0	0	0	0	50.000
407	01	02	00	Donaciones corrientes internas al sector privado	50.000	0	0	0	0	0	50.000
407	01	02	01	Donaciones corrientes a personas	50.000	0	0	0	0	0	50.000
				Totales	**607.970**	**0**	**0**	**0**	**0**	**0**	**607.970**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: PROCURADURÍA GENERAL DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 250007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 250007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**320.000**	**0**	**0**	**0**	**0**	**0**	**320.000**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
402	03	00	00	Textiles y vestuarios	90.000	0	0	0	0	0	90.000
402	03	02	00	Prendas de vestir	50.000	0	0	0	0	0	50.000
402	03	03	00	Calzados	40.000	0	0	0	0	0	40.000
402	06	00	00	Productos químicos y derivados	80.000	0	0	0	0	0	80.000
402	06	04	00	Productos farmacéuticos y medicamentos	50.000	0	0	0	0	0	50.000
402	06	05	00	Productos de tocador	30.000	0	0	0	0	0	30.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	01	00	Articulos de deporte, recreación y juguetes	30.000	0	0	0	0	0	30.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**237.970**	**0**	**0**	**0**	**0**	**0**	**237.970**
403	09	00	00	Viáticos y pasajes	90.000	0	0	0	0	0	90.000
403	09	01	00	Viáticos y pasajes dentro del país	90.000	0	0	0	0	0	90.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	32.830	0	0	0	0	0	32.830
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	32.830	0	0	0	0	0	32.830
403	16	00	00	Servicios de diversión, esparcimiento y culturales	50.000	0	0	0	0	0	50.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	65.140	0	0	0	0	0	65.140
403	18	01	00	Impuesto al valor agregado	65.140	0	0	0	0	0	65.140
407	**00**	**00**	**00**	**Transferencias y donaciones**	**50.000**	**0**	**0**	**0**	**0**	**0**	**50.000**
407	01	00	00	Transferencias y donaciones corrientes internas	50.000	0	0	0	0	0	50.000
407	01	02	00	Donaciones corrientes internas al sector privado	50.000	0	0	0	0	0	50.000
407	01	02	01	Donaciones corrientes a personas	50.000	0	0	0	0	0	50.000
				Totales	**607.970**	**0**	**0**	**0**	**0**	**0**	**607.970**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.791.240.392**	**0**	**0**	**0**	**0**	**0**	**2.791.240.392**
401	01	00	00	Sueldos, salarios y otras retribuciones	996.290.803	0	0	0	0	0	996.290.803
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	792.458.780	0	0	0	0	0	792.458.780
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	1.852.311	0	0	0	0	0	1.852.311
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	33.745.723	0	0	0	0	0	33.745.723
401	01	12	00	Salarios a obreros en puestos no permanentes	59.400	0	0	0	0	0	59.400
401	01	18	00	Remuneraciones al personal contratado	146.683.447	0	0	0	0	0	146.683.447
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	3.054.000	0	0	0	0	0	3.054.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	70.155	0	0	0	0	0	70.155
401	01	99	00	Otras retribuciones	18.341.746	0	0	0	0	0	18.341.746
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	213.817.490	0	0	0	0	0	213.817.490
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	180.340.824	0	0	0	0	0	180.340.824
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	1.195.992	0	0	0	0	0	1.195.992
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	32.280.674	0	0	0	0	0	32.280.674
401	03	00	00	Primas	421.047.329	0	0	0	0	0	421.047.329
401	03	02	00	Primas de transporte a empleados	5.230.529	0	0	0	0	0	5.230.529
401	03	03	00	Primas por hogar a empleados	46.076.728	0	0	0	0	0	46.076.728
401	03	04	00	Primas por hijos a empleados	73.849.536	0	0	0	0	0	73.849.536
401	03	08	00	Primas de profesionalización a empleados	35.485.233	0	0	0	0	0	35.485.233
401	03	09	00	Primas por antigüedad a empleados	118.696.775	0	0	0	0	0	118.696.775
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	59.805.073	0	0	0	0	0	59.805.073
401	03	17	00	Primas de transporte a obreros	680.424	0	0	0	0	0	680.424
401	03	18	00	Primas por hogar a obreros	1.474.548	0	0	0	0	0	1.474.548
401	03	19	00	Primas por hijos de obreros	1.122.696	0	0	0	0	0	1.122.696
401	03	21	00	Primas por antigüedad a obreros	2.162.928	0	0	0	0	0	2.162.928
401	03	22	00	Primas de profesionalización a obreros	720.680	0	0	0	0	0	720.680
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	8.793.767	0	0	0	0	0	8.793.767
401	03	31	00	Primas por riesgo al personal militar y de seguridad	47.942.243	0	0	0	0	0	47.942.243
401	03	37	00	Primas de transporte al personal contratado	235.296	0	0	0	0	0	235.296

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	38	00	Primas por hogar al personal contratado	596.472	0	0	0	0	0	596.472
401	03	39	00	Primas por hijos al personal contratado	7.524.577	0	0	0	0	0	7.524.577
401	03	40	00	Primas de profesionalización al personal contratado	920.412	0	0	0	0	0	920.412
401	03	41	00	Primas por antigüedad al personal contratado	981.480	0	0	0	0	0	981.480
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	53.083	0	0	0	0	0	53.083
401	03	95	00	Otras primas al personal de alto nivel y de dirección	112.624	0	0	0	0	0	112.624
401	03	96	00	Otras primas al personal contratado	1.138.080	0	0	0	0	0	1.138.080
401	03	97	00	Otras primas a empleados	5.396.005	0	0	0	0	0	5.396.005
401	03	98	00	Otras primas a obreros	2.048.140	0	0	0	0	0	2.048.140
401	04	00	00	Complementos de sueldos y salarios	394.206.758	0	0	0	0	0	394.206.758
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	4.000.000	0	0	0	0	0	4.000.000
401	04	02	00	Complemento a empleados por trabajo nocturno	2.400	0	0	0	0	0	2.400
401	04	03	00	Complemento a empleados por gastos de alimentación	132.000	0	0	0	0	0	132.000
401	04	05	00	Complemento a empleados por gastos de representación	12.000	0	0	0	0	0	12.000
401	04	06	00	Complemento a empleados por comisión de servicios	4.377.921	0	0	0	0	0	4.377.921
401	04	08	00	Bono compensatorio de alimentación a empleados	308.498.783	0	0	0	0	0	308.498.783
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.310.000	0	0	0	0	0	1.310.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.398.819	0	0	0	0	0	1.398.819
401	04	16	00	Complemento a obreros por gastos de alimentación	78.000	0	0	0	0	0	78.000
401	04	17	00	Complemento a obreros por gastos de transporte	4.676.400	0	0	0	0	0	4.676.400
401	04	18	00	Bono compensatorio de alimentación a obreros	28.096.660	0	0	0	0	0	28.096.660
401	04	26	00	Bono compensatorio de alimentación al personal contratado	32.886.580	0	0	0	0	0	32.886.580
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	13.680	0	0	0	0	0	13.680
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	41.040	0	0	0	0	0	41.040
401	04	96	00	Otros complementos a empleados	132.075	0	0	0	0	0	132.075
401	04	97	00	Otros complementos a obreros	4.500.000	0	0	0	0	0	4.500.000
401	04	98	00	Otros complementos al personal contratado	4.050.400	0	0	0	0	0	4.050.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	208.349.509	0	0	0	0	0	208.349.509
401	05	01	00	Aguinaldos a empleados	69.415.883	0	0	0	0	0	69.415.883
401	05	03	00	Bono vacacional a empleados	94.737.123	0	0	0	0	0	94.737.123
401	05	04	00	Aguinaldos a obreros	11.293.339	0	0	0	0	0	11.293.339

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	06	00	Bono vacacional a obreros	15.444.012	0	0	0	0	0	15.444.012
401	05	07	00	Aguinaldos al personal contratado	15.045.846	0	0	0	0	0	15.045.846
401	05	08	00	Bono vacacional al personal contratado	2.303.497	0	0	0	0	0	2.303.497
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	27.590	0	0	0	0	0	27.590
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	11.036	0	0	0	0	0	11.036
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	44.026	0	0	0	0	0	44.026
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	27.157	0	0	0	0	0	27.157
401	06	00	00	Aportes patronales y legales	152.203.226	0	0	0	0	0	152.203.226
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	81.258.313	0	0	0	0	0	81.258.313
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	14.091.896	0	0	0	0	0	14.091.896
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	13.522.206	0	0	0	0	0	13.522.206
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	23.760.844	0	0	0	0	0	23.760.844
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	3.167.426	0	0	0	0	0	3.167.426
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.271.376	0	0	0	0	0	1.271.376
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.246.879	0	0	0	0	0	1.246.879
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	1.547.205	0	0	0	0	0	1.547.205
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	5.497.668	0	0	0	0	0	5.497.668
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	2.638.815	0	0	0	0	0	2.638.815
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	3.541	0	0	0	0	0	3.541
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	966	0	0	0	0	0	966
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	644	0	0	0	0	0	644
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	26.904	0	0	0	0	0	26.904
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	7.333	0	0	0	0	0	7.333
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	4.887	0	0	0	0	0	4.887
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	644	0	0	0	0	0	644
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	4.887	0	0	0	0	0	4.887
401	06	95	00	Otros aportes legales por personal contratado	4.150.792	0	0	0	0	0	4.150.792
401	07	00	00	Asistencia socio-económica	167.765.850	0	0	0	0	0	167.765.850
401	07	01	00	Capacitación y adiestramiento a empleados	1.070.400	0	0	0	0	0	1.070.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	02	00	Becas a empleados	8.843.273	0	0	0	0	0	8.843.273
401	07	03	00	Ayudas por matrimonio a empleados	194.125	0	0	0	0	0	194.125
401	07	04	00	Ayudas por nacimiento de hijos a empleados	559.750	0	0	0	0	0	559.750
401	07	05	00	Ayudas por defunción a empleados	115.000	0	0	0	0	0	115.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.800.000	0	0	0	0	0	1.800.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	97.153.548	0	0	0	0	0	97.153.548
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	10.716.500	0	0	0	0	0	10.716.500
401	07	10	00	Dotación de uniformes a empleados	1.271.400	0	0	0	0	0	1.271.400
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	6.990.218	0	0	0	0	0	6.990.218
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	12.487.500	0	0	0	0	0	12.487.500
401	07	17	00	Capacitación y adiestramiento a obreros	160.000	0	0	0	0	0	160.000
401	07	18	00	Becas a obreros	4.434.720	0	0	0	0	0	4.434.720
401	07	19	00	Ayudas por matrimonio de obreros	102.975	0	0	0	0	0	102.975
401	07	20	00	Ayudas por nacimiento de hijos de obreros	120.050	0	0	0	0	0	120.050
401	07	21	00	Ayudas por defunción a obreros	79.300	0	0	0	0	0	79.300
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	659.000	0	0	0	0	0	659.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	5.458.221	0	0	0	0	0	5.458.221
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	3.149.500	0	0	0	0	0	3.149.500
401	07	26	00	Dotación de uniformes a obreros	8.324.000	0	0	0	0	0	8.324.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	426.333	0	0	0	0	0	426.333
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	2.242.800	0	0	0	0	0	2.242.800
401	07	33	00	Asistencia socio-económica al personal contratado	1.365.741	0	0	0	0	0	1.365.741
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	4.828	0	0	0	0	0	4.828
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	36.668	0	0	0	0	0	36.668
401	08	00	00	Prestaciones sociales e indemnizaciones	236.761.427	0	0	0	0	0	236.761.427
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	212.949.702	0	0	0	0	0	212.949.702
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	11.656.341	0	0	0	0	0	11.656.341
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	12.065.721	0	0	0	0	0	12.065.721
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	32.189	0	0	0	0	0	32.189
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	57.474	0	0	0	0	0	57.474

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	648.000	0	0	0	0	0	648.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	648.000	0	0	0	0	0	648.000
401	94	01	00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular	42.000	0	0	0	0	0	42.000
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	108.000	0	0	0	0	0	108.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**98.184.501**	**0**	**0**	**0**	**0**	**0**	**98.184.501**
402	01	00	00	Productos alimenticios y agropecuarios	9.806.879	0	0	0	0	0	9.806.879
402	01	01	00	Alimentos y bebidas para personas	9.506.879	0	0	0	0	0	9.506.879
402	01	02	00	Alimentos para animales	300.000	0	0	0	0	0	300.000
402	02	00	00	Productos de minas, canteras y yacimientos	20.561	0	0	0	0	0	20.561
402	02	05	00	Piedra, arcilla, arena y tierra	20.561	0	0	0	0	0	20.561
402	03	00	00	Textiles y vestuarios	24.617.821	0	0	0	0	0	24.617.821
402	03	01	00	Textiles	825.883	0	0	0	0	0	825.883
402	03	02	00	Prendas de vestir	16.799.820	0	0	0	0	0	16.799.820
402	03	03	00	Calzados	6.987.118	0	0	0	0	0	6.987.118
402	03	99	00	Otros productos textiles y vestuarios	5.000	0	0	0	0	0	5.000
402	04	00	00	Productos de cuero y caucho	3.155.682	0	0	0	0	0	3.155.682
402	04	02	00	Productos de cuero y sucedáneos del cuero	200.000	0	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	2.955.682	0	0	0	0	0	2.955.682
402	05	00	00	Productos de papel, cartón e impresos	5.602.638	0	0	0	0	0	5.602.638
402	05	01	00	Pulpa de madera, papel y cartón	962.069	0	0	0	0	0	962.069
402	05	02	00	Envases y cajas de papel y cartón	310.380	0	0	0	0	0	310.380
402	05	03	00	Productos de papel y cartón para oficina	3.633.744	0	0	0	0	0	3.633.744
402	05	04	00	Libros, revistas y periódicos	178.503	0	0	0	0	0	178.503
402	05	05	00	Material de enseñanza	65.960	0	0	0	0	0	65.960
402	05	06	00	Productos de papel y cartón para computación	271.500	0	0	0	0	0	271.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	178.482	0	0	0	0	0	178.482
402	05	99	00	Otros productos de pulpa, papel y cartón	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	5.872.889	0	0	0	0	0	5.872.889
402	06	01	00	Sustancias químicas y de uso industrial	704.905	0	0	0	0	0	704.905
402	06	02	00	Abonos, plaguicidas y otros	5.314	0	0	0	0	0	5.314
402	06	03	00	Tintas, pinturas y colorantes	1.860.485	0	0	0	0	0	1.860.485

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	371.390	0	0	0	0	0	371.390
402	06	05	00	Productos de tocador	2.400	0	0	0	0	0	2.400
402	06	06	00	Combustibles y lubricantes	1.708.521	0	0	0	0	0	1.708.521
402	06	08	00	Productos plásticos	1.219.874	0	0	0	0	0	1.219.874
402	07	00	00	Productos minerales no metálicos	350.583	0	0	0	0	0	350.583
402	07	02	00	Vidrios y productos de vidrio	194.267	0	0	0	0	0	194.267
402	07	03	00	Productos de arcilla para construcción	28.468	0	0	0	0	0	28.468
402	07	04	00	Cemento, cal y yeso	104.194	0	0	0	0	0	104.194
402	07	99	00	Otros productos minerales no metálicos	23.654	0	0	0	0	0	23.654
402	08	00	00	Productos metálicos	25.313.493	0	0	0	0	0	25.313.493
402	08	01	00	Productos primarios de hierro y acero	66.069	0	0	0	0	0	66.069
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	886.852	0	0	0	0	0	886.852
402	08	04	00	Productos metálicos estructurales	289.040	0	0	0	0	0	289.040
402	08	05	00	Materiales de orden público, seguridad y defensa	21.856.888	0	0	0	0	0	21.856.888
402	08	07	00	Material de señalamiento	5.040	0	0	0	0	0	5.040
402	08	08	00	Material de educación	20.000	0	0	0	0	0	20.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.015.604	0	0	0	0	0	2.015.604
402	08	10	00	Repuestos y accesorios para otros equipos	173.000	0	0	0	0	0	173.000
402	08	99	00	Otros productos metálicos	1.000	0	0	0	0	0	1.000
402	09	00	00	Productos de madera	179.881	0	0	0	0	0	179.881
402	09	01	00	Productos primarios de madera	51.881	0	0	0	0	0	51.881
402	09	02	00	Muebles y accesorios de madera para edificaciones	103.000	0	0	0	0	0	103.000
402	09	99	00	Otros productos de madera	25.000	0	0	0	0	0	25.000
402	10	00	00	Productos varios y útiles diversos	17.212.239	0	0	0	0	0	17.212.239
402	10	01	00	Artículos de deporte, recreación y juguetes	813.619	0	0	0	0	0	813.619
402	10	02	00	Materiales y útiles de limpieza y aseo	2.179.328	0	0	0	0	0	2.179.328
402	10	03	00	Utensilios de cocina y comedor	33.587	0	0	0	0	0	33.587
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	467.191	0	0	0	0	0	467.191
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.846.471	0	0	0	0	0	1.846.471
402	10	06	00	Condecoraciones, ofrendas y similares	1.118.028	0	0	0	0	0	1.118.028
402	10	07	00	Productos de seguridad en el trabajo	1.021.061	0	0	0	0	0	1.021.061

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	7.654.632	0	0	0	0	0	7.654.632
402	10	09	00	Especies timbradas y valores	15.000	0	0	0	0	0	15.000
402	10	11	00	Materiales eléctricos	991.460	0	0	0	0	0	991.460
402	10	12	00	Materiales para instalaciones sanitarias	483.752	0	0	0	0	0	483.752
402	10	13	00	Materiales fotográficos	256.920	0	0	0	0	0	256.920
402	10	99	00	Otros productos y útiles diversos	331.190	0	0	0	0	0	331.190
402	99	00	00	Otros materiales y suministros	6.051.835	0	0	0	0	0	6.051.835
402	99	01	00	Otros materiales y suministros	6.051.835	0	0	0	0	0	6.051.835
403	**00**	**00**	**00**	**Servicios no personales**	**201.474.766**	**0**	**0**	**0**	**0**	**0**	**201.474.766**
403	01	00	00	Alquileres de inmuebles	3.469.475	0	0	0	0	0	3.469.475
403	01	01	00	Alquileres de edificios y locales	3.469.475	0	0	0	0	0	3.469.475
403	02	00	00	Alquileres de maquinaria y equipos	3.406.139	0	0	0	0	0	3.406.139
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.406.139	0	0	0	0	0	3.406.139
403	04	00	00	Servicios básicos	39.314.965	0	0	0	0	0	39.314.965
403	04	01	00	Electricidad	9.328.694	0	0	0	0	0	9.328.694
403	04	02	00	Gas	40.220	0	0	0	0	0	40.220
403	04	03	00	Agua	7.202.500	0	0	0	0	0	7.202.500
403	04	04	00	Teléfonos	20.011.854	0	0	0	0	0	20.011.854
403	04	05	00	Servicio de comunicaciones	1.324.471	0	0	0	0	0	1.324.471
403	04	06	00	Servicio de aseo urbano y domiciliario	621.800	0	0	0	0	0	621.800
403	04	07	00	Servicio de condominio	785.426	0	0	0	0	0	785.426
403	06	00	00	Servicios de transporte y almacenaje	566.659	0	0	0	0	0	566.659
403	06	01	00	Fletes y embalajes	68.500	0	0	0	0	0	68.500
403	06	02	00	Almacenaje	270.000	0	0	0	0	0	270.000
403	06	03	00	Estacionamiento	42.922	0	0	0	0	0	42.922
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	185.237	0	0	0	0	0	185.237
403	07	00	00	Servicios de información, impresión y relaciones públicas	6.256.233	0	0	0	0	0	6.256.233
403	07	01	00	Publicidad y propaganda	690.066	0	0	0	0	0	690.066
403	07	02	00	Imprenta y reproducción	3.451.092	0	0	0	0	0	3.451.092
403	07	03	00	Relaciones sociales	266.975	0	0	0	0	0	266.975
403	07	04	00	Avisos	1.848.100	0	0	0	0	0	1.848.100

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	18.320.971	0	0	0	0	0	18.320.971
403	08	01	00	Primas y gastos de seguros	17.807.458	0	0	0	0	0	17.807.458
403	08	02	00	Comisiones y gastos bancarios	510.079	0	0	0	0	0	510.079
403	08	03	00	Comisiones y gastos de adquisición de seguros	3.434	0	0	0	0	0	3.434
403	09	00	00	Viáticos y pasajes	16.312.017	0	0	0	0	0	16.312.017
403	09	01	00	Viáticos y pasajes dentro del país	13.403.569	0	0	0	0	0	13.403.569
403	09	02	00	Viáticos y pasajes fuera del país	2.908.448	0	0	0	0	0	2.908.448
403	10	00	00	Servicios profesionales y técnicos	26.672.843	0	0	0	0	0	26.672.843
403	10	01	00	Servicios jurídicos	8.000	0	0	0	0	0	8.000
403	10	02	00	Servicios de contabilidad y auditoría	179.025	0	0	0	0	0	179.025
403	10	03	00	Servicios de procesamiento de datos	11.568.998	0	0	0	0	0	11.568.998
403	10	04	00	Servicios de ingeniería y arquitectónicos	85.240	0	0	0	0	0	85.240
403	10	07	00	Servicios de capacitación y adiestramiento	10.095.066	0	0	0	0	0	10.095.066
403	10	09	00	Servicios de lavandería y tintorería	26.567	0	0	0	0	0	26.567
403	10	10	00	Servicios de vigilancia	50.000	0	0	0	0	0	50.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.957.785	0	0	0	0	0	1.957.785
403	10	99	00	Otros servicios profesionales y técnicos	2.702.162	0	0	0	0	0	2.702.162
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	16.579.823	0	0	0	0	0	16.579.823
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	24.800	0	0	0	0	0	24.800
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	8.400.947	0	0	0	0	0	8.400.947
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.366.100	0	0	0	0	0	1.366.100
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	245.000	0	0	0	0	0	245.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	1.735.100	0	0	0	0	0	1.735.100
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	190.000	0	0	0	0	0	190.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	4.494.423	0	0	0	0	0	4.494.423
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	123.453	0	0	0	0	0	123.453
403	12	00	00	Conservación y reparaciones menores de obras	8.174.451	0	0	0	0	0	8.174.451
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	8.174.451	0	0	0	0	0	8.174.451
403	15	00	00	Servicios fiscales	82.989	0	0	0	0	0	82.989
403	15	02	00	Tasas y otros derechos obligatorios	82.989	0	0	0	0	0	82.989

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	6.779.000	0	0	0	0	0	6.779.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	6.779.000	0	0	0	0	0	6.779.000
403	18	00	00	Impuestos indirectos	36.486.311	0	0	0	0	0	36.486.311
403	18	01	00	Impuesto al valor agregado	36.076.311	0	0	0	0	0	36.076.311
403	18	99	00	Otros impuestos indirectos	410.000	0	0	0	0	0	410.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	10.213.017	0	0	0	0	0	10.213.017
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	10.213.017	0	0	0	0	0	10.213.017
403	99	00	00	Otros servicios no personales	8.839.873	0	0	0	0	0	8.839.873
403	99	01	00	Otros servicios no personales	8.839.873	0	0	0	0	0	8.839.873
404	**00**	**00**	**00**	**Activos reales**	**68.629.113**	**0**	**0**	**0**	**0**	**0**	**68.629.113**
404	01	00	00	Repuestos y reparaciones mayores	3.675.775	0	0	0	0	0	3.675.775
404	01	01	00	Repuestos mayores	2.757.125	0	0	0	0	0	2.757.125
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	683.125	0	0	0	0	0	683.125
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.450.000	0	0	0	0	0	1.450.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	5.000	0	0	0	0	0	5.000
404	01	01	06	Repuestos mayores para equipos y armamentos de orden público, seguridad y defensa	50.000	0	0	0	0	0	50.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	410.000	0	0	0	0	0	410.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	104.000	0	0	0	0	0	104.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	918.650	0	0	0	0	0	918.650
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	541.000	0	0	0	0	0	541.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	1.000	0	0	0	0	0	1.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	151.000	0	0	0	0	0	151.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	225.650	0	0	0	0	0	225.650
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	5.000.000	0	0	0	0	0	5.000.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	5.000.000	0	0	0	0	0	5.000.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	484.293	0	0	0	0	0	484.293
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	41.693	0	0	0	0	0	41.693
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	440.100	0	0	0	0	0	440.100

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	2.500	0	0	0	0	0	2.500
404	04	00	00	Equipos de transporte, tracción y elevación	14.630.423	0	0	0	0	0	14.630.423
404	04	01	00	Vehiculos automotores terrestres	11.478.772	0	0	0	0	0	11.478.772
404	04	99	00	Otros equipos de transporte, tracción y elevación	3.151.651	0	0	0	0	0	3.151.651
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.999.922	0	0	0	0	0	3.999.922
404	05	01	00	Equipos de telecomunicaciones	3.943.922	0	0	0	0	0	3.943.922
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	56.000	0	0	0	0	0	56.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	135.000	0	0	0	0	0	135.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	135.000	0	0	0	0	0	135.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	352.400	0	0	0	0	0	352.400
404	07	01	00	Equipos científicos y de laboratorio	100.000	0	0	0	0	0	100.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	47.400	0	0	0	0	0	47.400
404	07	03	00	Obras de arte	200.000	0	0	0	0	0	200.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	5.000	0	0	0	0	0	5.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	26.000.000	0	0	0	0	0	26.000.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	25.000.000	0	0	0	0	0	25.000.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	1.000.000	0	0	0	0	0	1.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	11.129.822	0	0	0	0	0	11.129.822
404	09	01	00	Mobiliario y equipos de oficina	5.405.126	0	0	0	0	0	5.405.126
404	09	02	00	Equipos de computación	4.627.042	0	0	0	0	0	4.627.042
404	09	03	00	Mobiliario y equipos de alojamiento	1.087.654	0	0	0	0	0	1.087.654
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
404	12	00	00	Activos intangibles	1.309.565	0	0	0	0	0	1.309.565
404	12	04	00	Paquetes y programas de computación	1.209.565	0	0	0	0	0	1.209.565
404	12	05	00	Estudios y proyectos	100.000	0	0	0	0	0	100.000
404	99	00	00	Otros activos reales	1.911.913	0	0	0	0	0	1.911.913
404	99	01	00	Otros activos reales	1.911.913	0	0	0	0	0	1.911.913
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**88.016.237**	**0**	**0**	**0**	**0**	**0**	**88.016.237**
406	01	00	00	Gastos de defensa y seguridad del Estado	88.016.237	0	0	0	0	0	88.016.237
406	01	01	00	Gastos de defensa y seguridad del Estado	88.016.237	0	0	0	0	0	88.016.237
407	**00**	**00**	**00**	**Transferencias y donaciones**	**47.977.249.804**	**0**	**0**	**0**	**0**	**0**	**47.977.249.804**

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	1.199.267.152	0	0	0	0	0	1.199.267.152
407	01	01	00	Transferencias corrientes internas al sector privado	189.716.755	0	0	0	0	0	189.716.755
407	01	01	01	Pensiones del personal empleado, obrero y militar	56.806.233	0	0	0	0	0	56.806.233
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	112.060.691	0	0	0	0	0	112.060.691
407	01	01	04	Becas universitarias en el país	376.386	0	0	0	0	0	376.386
407	01	01	05	Becas de perfeccionamiento profesional en el país	58.800	0	0	0	0	0	58.800
407	01	01	06	Becas para estudios en el extranjero	94.600	0	0	0	0	0	94.600
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	587.673	0	0	0	0	0	587.673
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	5.578.766	0	0	0	0	0	5.578.766
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.759.520	0	0	0	0	0	1.759.520
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	1.858.395	0	0	0	0	0	1.858.395
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	6.817.911	0	0	0	0	0	6.817.911
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	3.565.280	0	0	0	0	0	3.565.280
407	01	01	76	Subsidios a entidades religiosas	130.000	0	0	0	0	0	130.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	22.500	0	0	0	0	0	22.500
407	01	02	00	Donaciones corrientes internas al sector privado	42.698.557	0	0	0	0	0	42.698.557
407	01	02	01	Donaciones corrientes a personas	42.698.557	0	0	0	0	0	42.698.557
407	01	03	00	Transferencias corrientes internas al sector público	966.851.840	0	0	0	0	0	966.851.840
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	854.631.665	0	0	0	0	0	854.631.665
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	112.220.175	0	0	0	0	0	112.220.175
407	02	00	00	Transferencias y donaciones corrientes al exterior	500.000	0	0	0	0	0	500.000
407	02	01	00	Transferencias corrientes al exterior	500.000	0	0	0	0	0	500.000
407	02	01	04	Transferencias corrientes a organismos internacionales	500.000	0	0	0	0	0	500.000
407	03	00	00	Transferencias y donaciones de capital internas	114.495.828	0	0	0	0	0	114.495.828
407	03	03	00	Transferencias de capital internas al sector público	114.495.828	0	0	0	0	0	114.495.828
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	114.495.828	0	0	0	0	0	114.495.828
407	05	00	00	Situado	46.612.986.824	0	0	0	0	0	46.612.986.824
407	05	01	00	Situado Constitucional	46.612.986.824	0	0	0	0	0	46.612.986.824
407	05	01	01	Situado Estadal	37.290.389.459	0	0	0	0	0	37.290.389.459
407	05	01	02	Situado Municipal	9.322.597.365	0	0	0	0	0	9.322.597.365
407	07	00	00	Subsidio de capitalidad	50.000.000	0	0	0	0	0	50.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	07	01	00	Subsidio de capitalidad	50.000.000	0	0	0	0	0	50.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**49.070.339**	**0**	**0**	**0**	**0**	**0**	**49.070.339**
411	11	00	00	Obligaciones de ejercicios anteriores	49.070.339	0	0	0	0	0	49.070.339
411	11	04	00	Compromisos pendientes de ejercicios anteriores	22.920.339	0	0	0	0	0	22.920.339
411	11	05	00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	26.150.000	0	0	0	0	0	26.150.000
				Totales	**51.273.865.152**	**0**	**0**	**0**	**0**	**0**	**51.273.865.152**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA

META: 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.379.988**	**0**	**0**	**0**	**0**	**0**	**13.379.988**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.879.188	0	0	0	0	0	6.879.188
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	364.316	0	0	0	0	0	364.316
401	01	18	00	Remuneraciones al personal contratado	6.472.872	0	0	0	0	0	6.472.872
401	01	99	00	Otras retribuciones	42.000	0	0	0	0	0	42.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	585.014	0	0	0	0	0	585.014
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	585.014	0	0	0	0	0	585.014
401	03	00	00	Primas	758.222	0	0	0	0	0	758.222
401	03	03	00	Primas por hogar a empleados	320	0	0	0	0	0	320
401	03	08	00	Primas de profesionalización a empleados	4.458	0	0	0	0	0	4.458
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	62.244	0	0	0	0	0	62.244
401	03	96	00	Otras primas al personal contratado	691.200	0	0	0	0	0	691.200
401	04	00	00	Complementos de sueldos y salarios	2.859.120	0	0	0	0	0	2.859.120
401	04	08	00	Bono compensatorio de alimentación a empleados	232.560	0	0	0	0	0	232.560
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.626.560	0	0	0	0	0	2.626.560
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	858.735	0	0	0	0	0	858.735
401	05	01	00	Aguinaldos a empleados	92.276	0	0	0	0	0	92.276
401	05	03	00	Bono vacacional a empleados	48.949	0	0	0	0	0	48.949
401	05	07	00	Aguinaldos al personal contratado	599.563	0	0	0	0	0	599.563
401	05	08	00	Bono vacacional al personal contratado	117.947	0	0	0	0	0	117.947
401	06	00	00	Aportes patronales y legales	610.243	0	0	0	0	0	610.243
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	48.684	0	0	0	0	0	48.684
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	13.230	0	0	0	0	0	13.230
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.784	0	0	0	0	0	8.784
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	8.784	0	0	0	0	0	8.784
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	389.225	0	0	0	0	0	389.225
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	70.768	0	0	0	0	0	70.768
401	06	95	00	Otros aportes legales por personal contratado	70.768	0	0	0	0	0	70.768

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	66.147	0	0	0	0	0	66.147
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	66.147	0	0	0	0	0	66.147
401	08	00	00	Prestaciones sociales e indemnizaciones	763.319	0	0	0	0	0	763.319
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	113.793	0	0	0	0	0	113.793
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	649.526	0	0	0	0	0	649.526
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.538.922**	**0**	**0**	**0**	**0**	**0**	**1.538.922**
402	01	00	00	Productos alimenticios y agropecuarios	290.555	0	0	0	0	0	290.555
402	01	01	00	Alimentos y bebidas para personas	290.555	0	0	0	0	0	290.555
402	03	00	00	Textiles y vestuarios	228.700	0	0	0	0	0	228.700
402	03	02	00	Prendas de vestir	139.700	0	0	0	0	0	139.700
402	03	03	00	Calzados	89.000	0	0	0	0	0	89.000
402	04	00	00	Productos de cuero y caucho	138.350	0	0	0	0	0	138.350
402	04	03	00	Cauchos y tripas para vehículos	138.350	0	0	0	0	0	138.350
402	05	00	00	Productos de papel, cartón e impresos	44.100	0	0	0	0	0	44.100
402	05	01	00	Pulpa de madera, papel y cartón	12.700	0	0	0	0	0	12.700
402	05	03	00	Productos de papel y cartón para oficina	18.000	0	0	0	0	0	18.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	13.400	0	0	0	0	0	13.400
402	06	00	00	Productos químicos y derivados	22.000	0	0	0	0	0	22.000
402	06	06	00	Combustibles y lubricantes	17.000	0	0	0	0	0	17.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	07	00	00	Productos minerales no metálicos	25.000	0	0	0	0	0	25.000
402	07	02	00	Vidrios y productos de vidrio	25.000	0	0	0	0	0	25.000
402	08	00	00	Productos metálicos	119.335	0	0	0	0	0	119.335
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	8.085	0	0	0	0	0	8.085
402	08	09	00	Repuestos y accesorios para equipos de transporte	111.250	0	0	0	0	0	111.250
402	10	00	00	Productos varios y útiles diversos	659.882	0	0	0	0	0	659.882
402	10	01	00	Artículos de deporte, recreación y juguetes	6.000	0	0	0	0	0	6.000
402	10	02	00	Materiales y útiles de limpieza y aseo	5.040	0	0	0	0	0	5.040
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.200	0	0	0	0	0	2.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA

META: 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	17.300	0	0	0	0	0	17.300
402	10	07	00	Productos de seguridad en el trabajo	526.842	0	0	0	0	0	526.842
402	10	08	00	Materiales para equipos de computación	86.500	0	0	0	0	0	86.500
402	10	11	00	Materiales eléctricos	9.000	0	0	0	0	0	9.000
402	10	12	00	Materiales para instalaciones sanitarias	7.000	0	0	0	0	0	7.000
402	99	00	00	Otros materiales y suministros	11.000	0	0	0	0	0	11.000
402	99	01	00	Otros materiales y suministros	11.000	0	0	0	0	0	11.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.066.790**	**0**	**0**	**0**	**0**	**0**	**1.066.790**
403	04	00	00	Servicios básicos	57.781	0	0	0	0	0	57.781
403	04	05	00	Servicio de comunicaciones	57.781	0	0	0	0	0	57.781
403	07	00	00	Servicios de información, impresión y relaciones públicas	33.000	0	0	0	0	0	33.000
403	07	02	00	Imprenta y reproducción	33.000	0	0	0	0	0	33.000
403	09	00	00	Viáticos y pasajes	80.000	0	0	0	0	0	80.000
403	09	01	00	Viáticos y pasajes dentro del país	40.000	0	0	0	0	0	40.000
403	09	02	00	Viáticos y pasajes fuera del país	40.000	0	0	0	0	0	40.000
403	10	00	00	Servicios profesionales y técnicos	89.200	0	0	0	0	0	89.200
403	10	07	00	Servicios de capacitación y adiestramiento	39.200	0	0	0	0	0	39.200
403	10	10	00	Servicios de vigilancia	50.000	0	0	0	0	0	50.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	179.287	0	0	0	0	0	179.287
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	149.287	0	0	0	0	0	149.287
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	538.578	0	0	0	0	0	538.578
403	18	01	00	Impuesto al valor agregado	538.578	0	0	0	0	0	538.578
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	74.540	0	0	0	0	0	74.540
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	74.540	0	0	0	0	0	74.540
403	99	00	00	Otros servicios no personales	14.404	0	0	0	0	0	14.404
403	99	01	00	Otros servicios no personales	14.404	0	0	0	0	0	14.404
404	**00**	**00**	**00**	**Activos reales**	**1.855.547**	**0**	**0**	**0**	**0**	**0**	**1.855.547**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA

META: 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	757.775	0	0	0	0	0	757.775
404	01	01	00	Repuestos mayores	682.125	0	0	0	0	0	682.125
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	682.125	0	0	0	0	0	682.125
404	01	02	00	Reparaciones mayores de maquinaria y equipos	75.650	0	0	0	0	0	75.650
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	75.650	0	0	0	0	0	75.650
404	04	00	00	Equipos de transporte, tracción y elevación	1.097.772	0	0	0	0	0	1.097.772
404	04	01	00	Vehiculos automotores terrestres	1.097.772	0	0	0	0	0	1.097.772
407	**00**	**00**	**00**	**Transferencias y donaciones**	**153.615**	**0**	**0**	**0**	**0**	**0**	**153.615**
407	01	00	00	Transferencias y donaciones corrientes internas	153.615	0	0	0	0	0	153.615
407	01	02	00	Donaciones corrientes internas al sector privado	153.615	0	0	0	0	0	153.615
407	01	02	01	Donaciones corrientes a personas	153.615	0	0	0	0	0	153.615
				Totales	**17.994.862**	**0**	**0**	**0**	**0**	**0**	**17.994.862**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA

META: 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260057007 PROMOCIONAR Y CONFORMAR DIRECCIONES MUNICIPALES DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

UNIDAD DE MEDIDA: *OFICINA* **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**249.580**	**0**	**0**	**0**	**0**	0	**249.580**
402	01	00	00	Productos alimenticios y agropecuarios	93.580	0	0	0	0	0	93.580
402	01	01	00	Alimentos y bebidas para personas	93.580	0	0	0	0	0	93.580
402	04	00	00	Productos de cuero y caucho	34.000	0	0	0	0	0	34.000
402	04	03	00	Cauchos y tripas para vehículos	34.000	0	0	0	0	0	34.000
402	05	00	00	Productos de papel, cartón e impresos	10.000	0	0	0	0	0	10.000
402	05	01	00	Pulpa de madera, papel y cartón	4.000	0	0	0	0	0	4.000
402	05	03	00	Productos de papel y cartón para oficina	6.000	0	0	0	0	0	6.000
402	07	00	00	Productos minerales no metálicos	25.000	0	0	0	0	0	25.000
402	07	02	00	Vidrios y productos de vidrio	25.000	0	0	0	0	0	25.000
402	08	00	00	Productos metálicos	37.000	0	0	0	0	0	37.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	37.000	0	0	0	0	0	37.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**286.559**	**0**	**0**	**0**	**0**	0	**286.559**
403	07	00	00	Servicios de información, impresión y relaciones públicas	33.000	0	0	0	0	0	33.000
403	07	02	00	Imprenta y reproducción	33.000	0	0	0	0	0	33.000
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	29.200	0	0	0	0	0	29.200
403	10	07	00	Servicios de capacitación y adiestramiento	29.200	0	0	0	0	0	29.200
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	125.000	0	0	0	0	0	125.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	95.000	0	0	0	0	0	95.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260057007 PROMOCIONAR Y CONFORMAR DIRECCIONES MUNICIPALES DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

UNIDAD DE MEDIDA: OFICINA **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
403	18	00	00	Impuestos indirectos	74.955	0	0	0	0	0	74.955
403	18	01	00	Impuesto al valor agregado	74.955	0	0	0	0	0	74.955
403	99	00	00	Otros servicios no personales	14.404	0	0	0	0	0	14.404
403	99	01	00	Otros servicios no personales	14.404	0	0	0	0	0	14.404
				Totales	**536.139**	**0**	**0**	**0**	**0**	0	**536.139**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260057008 DOTAR A LOS ORGANISMOS INTEGRANTES DE LA ORGANIZACIÓN DE PROTECCION CIVIL Y ADMINISTRACIÓN DE DESASTRES (DIRECCIONES ESTADALES Y MUNICIPALES, CUERPOS DE BOMBEROS Y ORGANIZACIONES VOLUNTARIAS)

UNIDAD DE MEDIDA: *ORGANIZACIÓN* **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**884.817**	**0**	**0**	**0**	**0**	0	**884.817**
402	01	00	00	Productos alimenticios y agropecuarios	116.975	0	0	0	0	0	116.975
402	01	01	00	Alimentos y bebidas para personas	116.975	0	0	0	0	0	116.975
402	03	00	00	Textiles y vestuarios	125.000	0	0	0	0	0	125.000
402	03	02	00	Prendas de vestir	90.000	0	0	0	0	0	90.000
402	03	03	00	Calzados	35.000	0	0	0	0	0	35.000
402	04	00	00	Productos de cuero y caucho	73.000	0	0	0	0	0	73.000
402	04	03	00	Cauchos y tripas para vehículos	73.000	0	0	0	0	0	73.000
402	08	00	00	Productos metálicos	58.000	0	0	0	0	0	58.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	58.000	0	0	0	0	0	58.000
402	10	00	00	Productos varios y útiles diversos	511.842	0	0	0	0	0	511.842
402	10	07	00	Productos de seguridad en el trabajo	511.842	0	0	0	0	0	511.842
403	**00**	**00**	**00**	**Servicios no personales**	**237.911**	**0**	**0**	**0**	**0**	0	**237.911**
403	18	00	00	Impuestos indirectos	237.911	0	0	0	0	0	237.911
403	18	01	00	Impuesto al valor agregado	237.911	0	0	0	0	0	237.911
404	**00**	**00**	**00**	**Activos reales**	**1.097.772**	**0**	**0**	**0**	**0**	0	**1.097.772**
404	04	00	00	Equipos de transporte, tracción y elevación	1.097.772	0	0	0	0	0	1.097.772
404	04	01	00	Vehículos automotores terrestres	1.097.772	0	0	0	0	0	1.097.772
				Totales	**2.220.500**	**0**	**0**	**0**	**0**	0	**2.220.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260057009 IMPLEMENTAR POLITICAS Y ESTRATEGIAS DE PROTECCIÓN CIVIL A LA CIUDADANIA

UNIDAD DE MEDIDA: POLITICA Y/O PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCION NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.379.988**	**0**	**0**	**0**	**0**	0	**13.379.988**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.879.188	0	0	0	0	0	6.879.188
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	364.316	0	0	0	0	0	364.316
401	01	18	00	Remuneraciones al personal contratado	6.472.872	0	0	0	0	0	6.472.872
401	01	99	00	Otras retribuciones	42.000	0	0	0	0	0	42.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	585.014	0	0	0	0	0	585.014
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiémpo completo	585.014	0	0	0	0	0	585.014
401	03	00	00	Primas	758.222	0	0	0	0	0	758.222
401	03	03	00	Primas por hogar a empleados	320	0	0	0	0	0	320
401	03	08	00	Primas de profesionalización a empleados	4.458	0	0	0	0	0	4.458
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	62.244	0	0	0	0	0	62.244
401	03	96	00	Otras primas al personal contratado	691.200	0	0	0	0	0	691.200
401	04	00	00	Complementos de sueldos y salarios	2.859.120	0	0	0	0	0	2.859.120
401	04	08	00	Bono compensatorio de alimentación a empleados	232.560	0	0	0	0	0	232.560
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.626.560	0	0	0	0	0	2.626.560
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	858.735	0	0	0	0	0	858.735
401	05	01	00	Aguinaldos a empleados	92.276	0	0	0	0	0	92.276
401	05	03	00	Bono vacacional a empleados	48.949	0	0	0	0	0	48.949
401	05	07	00	Aguinaldos al personal contratado	599.563	0	0	0	0	0	599.563
401	05	08	00	Bono vacacional al personal contratado	117.947	0	0	0	0	0	117.947
401	06	00	00	Aportes patronales y legales	610.243	0	0	0	0	0	610.243
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	48.684	0	0	0	0	0	48.684
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	13.230	0	0	0	0	0	13.230

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260057009 IMPLEMENTAR POLITICAS Y ESTRATEGIAS DE PROTECCIÓN CIVIL A LA CIUDADANIA

UNIDAD DE MEDIDA: POLITICA Y/O PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCION NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.784	0	0	0	0	0	8.784
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	8.784	0	0	0	0	0	8.784
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	389.225	0	0	0	0	0	389.225
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	70.768	0	0	0	0	0	70.768
401	06	95	00	Otros aportes legales por personal contratado	70.768	0	0	0	0	0	70.768
401	07	00	00	Asistencia socio-económica	66.147	0	0	0	0	0	66.147
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	66.147	0	0	0	0	0	66.147
401	08	00	00	Prestaciones sociales e indemnizaciones	763.319	0	0	0	0	0	763.319
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	113.793	0	0	0	0	0	113.793
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	649.526	0	0	0	0	0	649.526
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**404.525**	**0**	**0**	**0**	**0**	0	**404.525**
402	01	00	00	Productos alimenticios y agropecuarios	80.000	0	0	0	0	0	80.000
402	01	01	00	Alimentos y bebidas para personas	80.000	0	0	0	0	0	80.000
402	03	00	00	Textiles y vestuarios	103.700	0	0	0	0	0	103.700
402	03	02	00	Prendas de vestir	49.700	0	0	0	0	0	49.700
402	03	03	00	Calzados	54.000	0	0	0	0	0	54.000
402	04	00	00	Productos de cuero y caucho	31.350	0	0	0	0	0	31.350
402	04	03	00	Cauchos y tripas para vehículos	31.350	0	0	0	0	0	31.350
402	05	00	00	Productos de papel, cartón e impresos	34.100	0	0	0	0	0	34.100
402	05	01	00	Pulpa de madera, papel y cartón	8.700	0	0	0	0	0	8.700
402	05	03	00	Productos de papel y cartón para oficina	12.000	0	0	0	0	0	12.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	13.400	0	0	0	0	0	13.400
402	06	00	00	Productos químicos y derivados	22.000	0	0	0	0	0	22.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260057009 IMPLEMENTAR POLITICAS Y ESTRATEGIAS DE PROTECCIÓN CIVIL A LA CIUDADANIA

UNIDAD DE MEDIDA: POLITICA Y/O PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCION NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	17.000	0	0	0	0	0	17.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	24.335	0	0	0	0	0	24.335
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	8.085	0	0	0	0	0	8.085
402	08	09	00	Repuestos y accesorios para equipos de transporte	16.250	0	0	0	0	0	16.250
402	10	00	00	Productos varios y útiles diversos	98.040	0	0	0	0	0	98.040
402	10	01	00	Artículos de deporte, recreación y juguetes	6.000	0	0	0	0	0	6.000
402	10	02	00	Materiales y útiles de limpieza y aseo	5.040	0	0	0	0	0	5.040
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.200	0	0	0	0	0	2.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	17.300	0	0	0	0	0	17.300
402	10	07	00	Productos de seguridad en el trabajo	15.000	0	0	0	0	0	15.000
402	10	08	00	Materiales para equipos de computación	36.500	0	0	0	0	0	36.500
402	10	11	00	Materiales eléctricos	9.000	0	0	0	0	0	9.000
402	10	12	00	Materiales para instalaciones sanitarias	7.000	0	0	0	0	0	7.000
402	99	00	00	Otros materiales y suministros	11.000	0	0	0	0	0	11.000
402	99	01	00	Otros materiales y suministros	11.000	0	0	0	0	0	11.000
403	**00**	**00**	**00**	**Servicios no personales**	**542.320**	**0**	**0**	**0**	**0**	0	**542.320**
403	04	00	00	Servicios básicos	57.781	0	0	0	0	0	57.781
403	04	05	00	Servicio de comunicaciones	57.781	0	0	0	0	0	57.781
403	09	00	00	Viáticos y pasajes	70.000	0	0	0	0	0	70.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	09	02	00	Viáticos y pasajes fuera del país	40.000	0	0	0	0	0	40.000
403	10	00	00	Servicios profesionales y técnicos	60.000	0	0	0	0	0	60.000
403	10	07	00	Servicios de capacitación y adiestramiento	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 101930 260057000 FORTALECIMIENTO DEL SISTEMA DE PROTECCIÓN CIVIL

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 236

RESPONSABLE/EJECUTOR: DIRECCIÓN NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260057009 IMPLEMENTAR POLITICAS Y ESTRATEGIAS DE PROTECCIÓN CIVIL A LA CIUDADANIA

UNIDAD DE MEDIDA: *POLITICA Y/O* PROYECTO **META:** 2

RESPONSABLE/EJECUTOR: DIRECCION NACIONAL DE PROTECCIÓN CIVIL Y ADMINISTRACIÓN DE DESASTRES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	10	00	Servicios de vigilancia	50.000	0	0	0	0	0	50.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	54.287	0	0	0	0	0	54.287
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	54.287	0	0	0	0	0	54.287
403	18	00	00	Impuestos indirectos	225.712	0	0	0	0	0	225.712
403	18	01	00	Impuesto al valor agregado	225.712	0	0	0	0	0	225.712
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	74.540	0	0	0	0	0	74.540
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	74.540	0	0	0	0	0	74.540
404	**00**	**00**	**00**	**Activos reales**	**757.775**	**0**	**0**	**0**	**0**	0	**757.775**
404	01	00	00	Repuestos y reparaciones mayores	757.775	0	0	0	0	0	757.775
404	01	01	00	Repuestos mayores	682.125	0	0	0	0	0	682.125
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	682.125	0	0	0	0	0	682.125
404	01	02	00	Reparaciones mayores de maquinaria y equipos	75.650	0	0	0	0	0	75.650
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	75.650	0	0	0	0	0	75.650
407	**00**	**00**	**00**	**Transferencias y donaciones**	**153.615**	**0**	**0**	**0**	**0**	0	**153.615**
407	01	00	00	Transferencias y donaciones corrientes internas	153.615	0	0	0	0	0	153.615
407	01	02	00	Donaciones corrientes internas al sector privado	153.615	0	0	0	0	0	153.615
407	01	02	01	Donaciones corrientes a personas	153.615	0	0	0	0	0	153.615
				Totales	**15.238.223**	**0**	**0**	**0**	**0**	0	**15.238.223**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116244 260089000 ADECUACIÓN Y FORTALECIMIENTO DE LA PLATAFORMA DE SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA. FASE III.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO INSTITUCIONAL

UNIDAD DE MEDIDA: USUARIO **META:** 15.775 **FEMENINO:** 7.835 **MASCULINO:** 7.940

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**8.779.269**	**0**	**0**	**0**	**0**	**0**	**8.779.269**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.122.523	0	0	0	0	0	5.122.523
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	692.438	0	0	0	0	0	692.438
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	62.556	0	0	0	0	0	62.556
401	01	18	00	Remuneraciones al personal contratado	3.851.529	0	0	0	0	0	3.851.529
401	01	99	00	Otras retribuciones	516.000	0	0	0	0	0	516.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	847.281	0	0	0	0	0	847.281
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	734.987	0	0	0	0	0	734.987
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	112.294	0	0	0	0	0	112.294
401	03	00	00	Primas	222.568	0	0	0	0	0	222.568
401	03	08	00	Primas de profesionalización a empleados	56.338	0	0	0	0	0	56.338
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	166.230	0	0	0	0	0	166.230
401	04	00	00	Complementos de sueldos y salarios	1.298.240	0	0	0	0	0	1.298.240
401	04	08	00	Bono compensatorio de alimentación a empleados	424.080	0	0	0	0	0	424.080
401	04	18	00	Bono compensatorio de alimentación a obreros	41.040	0	0	0	0	0	41.040
401	04	26	00	Bono compensatorio de alimentación al personal contratado	833.120	0	0	0	0	0	833.120
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	255.456	0	0	0	0	0	255.456
401	05	01	00	Aguinaldos a empleados	38.850	0	0	0	0	0	38.850
401	05	03	00	Bono vacacional a empleados	88.883	0	0	0	0	0	88.883
401	05	04	00	Aguinaldos a obreros	10.245	0	0	0	0	0	10.245
401	05	06	00	Bono vacacional a obreros	8.087	0	0	0	0	0	8.087
401	05	07	00	Aguinaldos al personal contratado	65.518	0	0	0	0	0	65.518
401	05	08	00	Bono vacacional al personal contratado	43.873	0	0	0	0	0	43.873
401	06	00	00	Aportes patronales y legales	269.920	0	0	0	0	0	269.920
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	58.402	0	0	0	0	0	58.402
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	24.022	0	0	0	0	0	24.022
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	15.951	0	0	0	0	0	15.951
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	15.951	0	0	0	0	0	15.951

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116244 260089000 ADECUACIÓN Y FORTALECIMIENTO DE LA PLATAFORMA DE SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA. FASE III.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO INSTITUCIONAL

UNIDAD DE MEDIDA: USUARIO **META:** 15.775 **FEMENINO:** 7.835 **MASCULINO:** 7.940

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	8.043	0	0	0	0	0	8.043
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.185	0	0	0	0	0	2.185
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.451	0	0	0	0	0	1.451
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	1.451	0	0	0	0	0	1.451
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	68.888	0	0	0	0	0	68.888
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	36.788	0	0	0	0	0	36.788
401	06	95	00	Otros aportes legales por personal contratado	36.788	0	0	0	0	0	36.788
401	07	00	00	Asistencia socio-económica	131.040	0	0	0	0	0	131.040
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	120.112	0	0	0	0	0	120.112
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	10.928	0	0	0	0	0	10.928
401	08	00	00	Prestaciones sociales e indemnizaciones	632.241	0	0	0	0	0	632.241
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	206.630	0	0	0	0	0	206.630
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	18.800	0	0	0	0	0	18.800
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	406.811	0	0	0	0	0	406.811
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.247.865**	**0**	**0**	**0**	**0**	**0**	**1.247.865**
402	01	00	00	Productos alimenticios y agropecuarios	39.000	0	0	0	0	0	39.000
402	01	01	00	Alimentos y bebidas para personas	39.000	0	0	0	0	0	39.000
402	05	00	00	Productos de papel, cartón e impresos	6.000	0	0	0	0	0	6.000
402	05	03	00	Productos de papel y cartón para oficina	4.000	0	0	0	0	0	4.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	0	5.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	51.428	0	0	0	0	0	51.428
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	51.428	0	0	0	0	0	51.428
402	10	00	00	Productos varios y útiles diversos	1.075.437	0	0	0	0	0	1.075.437
402	10	02	00	Materiales y útiles de limpieza y aseo	437	0	0	0	0	0	437
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.000	0	0	0	0	0	4.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116244 260089000 ADECUACIÓN Y FORTALECIMIENTO DE LA PLATAFORMA DE SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA. FASE III.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO INSTITUCIONAL

UNIDAD DE MEDIDA: USUARIO **META:** 15.775 **FEMENINO:** 7.835 **MASCULINO:** 7.940

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	1.029.000	0	0	0	0	0	1.029.000
402	10	11	00	Materiales eléctricos	42.000	0	0	0	0	0	42.000
402	99	00	00	Otros materiales y suministros	66.000	0	0	0	0	0	66.000
402	99	01	00	Otros materiales y suministros	66.000	0	0	0	0	0	66.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.452.135**	**0**	**0**	**0**	**0**	**0**	**3.452.135**
403	09	00	00	Viáticos y pasajes	36.000	0	0	0	0	0	36.000
403	09	01	00	Viáticos y pasajes dentro del país	22.000	0	0	0	0	0	22.000
403	09	02	00	Viáticos y pasajes fuera del país	14.000	0	0	0	0	0	14.000
403	10	00	00	Servicios profesionales y técnicos	1.434.000	0	0	0	0	0	1.434.000
403	10	03	00	Servicios de procesamiento de datos	1.434.000	0	0	0	0	0	1.434.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	395.000	0	0	0	0	0	395.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	3.000	0	0	0	0	0	3.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	392.000	0	0	0	0	0	392.000
403	12	00	00	Conservación y reparaciones menores de obras	700.000	0	0	0	0	0	700.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	700.000	0	0	0	0	0	700.000
403	18	00	00	Impuestos indirectos	835.603	0	0	0	0	0	835.603
403	18	01	00	Impuesto al valor agregado	835.603	0	0	0	0	0	835.603
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	31.532	0	0	0	0	0	31.532
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	31.532	0	0	0	0	0	31.532
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**2.780.000**	**0**	**0**	**0**	**0**	**0**	**2.780.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	280.000	0	0	0	0	0	280.000
404	05	01	00	Equipos de telecomunicaciones	280.000	0	0	0	0	0	280.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.000.000	0	0	0	0	0	1.000.000
404	09	02	00	Equipos de computación	1.000.000	0	0	0	0	0	1.000.000
404	12	00	00	Activos intangibles	200.000	0	0	0	0	0	200.000
404	12	04	00	Paquetes y programas de computación	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116244 260089000 ADECUACIÓN Y FORTALECIMIENTO DE LA PLATAFORMA DE SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA. FASE III.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO INSTITUCIONAL

UNIDAD DE MEDIDA: USUARIO **META:** 15.775 **FEMENINO:** 7.835 **MASCULINO:** 7.940

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	00	00	Otros activos reales	1.300.000	0	0	0	0	0	1.300.000
404	99	01	00	Otros activos reales	1.300.000	0	0	0	0	0	1.300.000
				Totales	**16.259.269**	**0**	**0**	**0**	**0**	**0**	**16.259.269**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116244 260089000 ADECUACIÓN Y FORTALECIMIENTO DE LA PLATAFORMA DE SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA. FASE III.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO INSTITUCIONAL

UNIDAD DE MEDIDA: USUARIO

META: 15.775 **FEMENINO:** 7.835 **MASCULINO:** 7.940

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116244 260089000 ADECUACIÓN Y FORTALECIMIENTO DE LA PLATAFORMA DE SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA. FASE III.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO INSTITUCIONAL

UNIDAD DE MEDIDA: USUARIO **META:** 15.775 **FEMENINO:** 7.835 **MASCULINO:** 7.940

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260089003 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA A TRAVÉS DE LA ADQUISICIÓN, INSTALACIÓN, CONFIGURACIÓN Y PUESTA EN MARCHA DE LOS EQUIPOS DE COMPUTACIÓN Y SUS COMPONENTES PARA LA IMPLEMENTACIÓN DE NUEVAS TECNOLOGÍAS QUE PERMITIRÁN EL MEJOR DESEMPEÑO DE LOS TRABAJADORES DEL MPPRIJ.

UNIDAD DE MEDIDA: EQUIPO **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**8.779.269**	**0**	**0**	**0**	**0**	0	**8.779.269**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.122.523	0	0	0	0	0	5.122.523
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	692.438	0	0	0	0	0	692.438
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	62.556	0	0	0	0	0	62.556
401	01	18	00	Remuneraciones al personal contratado	3.851.529	0	0	0	0	0	3.851.529
401	01	99	00	Otras retribuciones	516.000	0	0	0	0	0	516.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	847.281	0	0	0	0	0	847.281
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	734.987	0	0	0	0	0	734.987
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	112.294	0	0	0	0	0	112.294
401	03	00	00	Primas	222.568	0	0	0	0	0	222.568
401	03	08	00	Primas de profesionalización a empleados	56.338	0	0	0	0	0	56.338
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	166.230	0	0	0	0	0	166.230
401	04	00	00	Complementos de sueldos y salarios	1.298.240	0	0	0	0	0	1.298.240
401	04	08	00	Bono compensatorio de alimentación a empleados	424.080	0	0	0	0	0	424.080
401	04	18	00	Bono compensatorio de alimentación a obreros	41.040	0	0	0	0	0	41.040
401	04	26	00	Bono compensatorio de alimentación al personal contratado	833.120	0	0	0	0	0	833.120
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	255.456	0	0	0	0	0	255.456
401	05	01	00	Aguinaldos a empleados	38.850	0	0	0	0	0	38.850
401	05	03	00	Bono vacacional a empleados	88.883	0	0	0	0	0	88.883
401	05	04	00	Aguinaldos a obreros	10.245	0	0	0	0	0	10.245
401	05	06	00	Bono vacacional a obreros	8.087	0	0	0	0	0	8.087
401	05	07	00	Aguinaldos al personal contratado	65.518	0	0	0	0	0	65.518
401	05	08	00	Bono vacacional al personal contratado	43.873	0	0	0	0	0	43.873

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116244 260089000 ADECUACIÓN Y FORTALECIMIENTO DE LA PLATAFORMA DE SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA. FASE III.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO INSTITUCIONAL

UNIDAD DE MEDIDA: USUARIO **META:** 15.775 **FEMENINO:** 7.835 **MASCULINO:** 7.940

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260089003 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA A TRAVÉS DE LA ADQUISICIÓN, INSTALACIÓN, CONFIGURACIÓN Y PUESTA EN MARCHA DE LOS EQUIPOS DE COMPUTACIÓN Y SUS COMPONENTES PARA LA IMPLEMENTACIÓN DE NUEVAS TECNOLOGÍAS QUE PERMITIRÁN EL MEJOR DESEMPEÑO DE LOS TRABAJADORES DEL MPPRIJ.

UNIDAD DE MEDIDA: EQUIPO **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	269.920	0	0	0	0	0	269.920
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	58.402	0	0	0	0	0	58.402
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	24.022	0	0	0	0	0	24.022
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	15.951	0	0	0	0	0	15.951
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	15.951	0	0	0	0	0	15.951
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	8.043	0	0	0	0	0	8.043
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	2.185	0	0	0	0	0	2.185
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.451	0	0	0	0	0	1.451
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	1.451	0	0	0	0	0	1.451
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	68.888	0	0	0	0	0	68.888
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	36.788	0	0	0	0	0	36.788
401	06	95	00	Otros aportes legales por personal contratado	36.788	0	0	0	0	0	36.788
401	07	00	00	Asistencia socio-económica	131.040	0	0	0	0	0	131.040
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	120.112	0	0	0	0	0	120.112
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	10.928	0	0	0	0	0	10.928
401	08	00	00	Prestaciones sociales e indemnizaciones	632.241	0	0	0	0	0	632.241
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	206.630	0	0	0	0	0	206.630
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	18.800	0	0	0	0	0	18.800
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	406.811	0	0	0	0	0	406.811
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.143.437**	**0**	**0**	**0**	**0**	0	**1.143.437**
402	01	00	00	Productos alimenticios y agropecuarios	14.000	0	0	0	0	0	14.000
402	01	01	00	Alimentos y bebidas para personas	14.000	0	0	0	0	0	14.000
402	05	00	00	Productos de papel, cartón e impresos	6.000	0	0	0	0	0	6.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116244 260089000 ADECUACIÓN Y FORTALECIMIENTO DE LA PLATAFORMA DE SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA. FASE III.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO INSTITUCIONAL

UNIDAD DE MEDIDA: USUARIO **META:** 15.775 **FEMENINO:** 7.835 **MASCULINO:** 7.940

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260089003 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA A TRAVÉS DE LA ADQUISICIÓN, INSTALACIÓN, CONFIGURACIÓN Y PUESTA EN MARCHA DE LOS EQUIPOS DE COMPUTACIÓN Y SUS COMPONENTES PARA LA IMPLEMENTACIÓN DE NUEVAS TECNOLOGÍAS QUE PERMITIRÁN EL MEJOR DESEMPEÑO DE LOS TRABAJADORES DEL MPPRIJ.

UNIDAD DE MEDIDA: EQUIPO **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	4.000	0	0	0	0	0	4.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	5.000	0	0	0	0	0	5.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	20.000	0	0	0	0	0	20.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	1.053.437	0	0	0	0	0	1.053.437
402	10	02	00	Materiales y útiles de limpieza y aseo	437	0	0	0	0	0	437
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.000	0	0	0	0	0	4.000
402	10	08	00	Materiales para equipos de computación	1.029.000	0	0	0	0	0	1.029.000
402	10	11	00	Materiales eléctricos	20.000	0	0	0	0	0	20.000
402	99	00	00	Otros materiales y suministros	40.000	0	0	0	0	0	40.000
402	99	01	00	Otros materiales y suministros	40.000	0	0	0	0	0	40.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.156.563**	**0**	**0**	**0**	**0**	0	**1.156.563**
403	09	00	00	Viáticos y pasajes	21.000	0	0	0	0	0	21.000
403	09	01	00	Viáticos y pasajes dentro del país	7.000	0	0	0	0	0	7.000
403	09	02	00	Viáticos y pasajes fuera del país	14.000	0	0	0	0	0	14.000
403	10	00	00	Servicios profesionales y técnicos	634.000	0	0	0	0	0	634.000
403	10	03	00	Servicios de procesamiento de datos	634.000	0	0	0	0	0	634.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	43.000	0	0	0	0	0	43.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	3.000	0	0	0	0	0	3.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	40.000	0	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116244 260089000 ADECUACIÓN Y FORTALECIMIENTO DE LA PLATAFORMA DE SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA. FASE III.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO INSTITUCIONAL

UNIDAD DE MEDIDA: USUARIO **META:** 15.775 **FEMENINO:** 7.835 **MASCULINO:** 7.940

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260089003 ADECUACIÓN DE LA PLATAFORMA TECNOLÓGICA A TRAVÉS DE LA ADQUISICIÓN, INSTALACIÓN, CONFIGURACIÓN Y PUESTA EN MARCHA DE LOS EQUIPOS DE COMPUTACIÓN Y SUS COMPONENTES PARA LA IMPLEMENTACIÓN DE NUEVAS TECNOLOGÍAS QUE PERMITIRÁN EL MEJOR DESEMPEÑO DE LOS TRABAJADORES DEL MPPRIJ.

UNIDAD DE MEDIDA: EQUIPO **META:** 57

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	407.031	0	0	0	0	0	407.031
403	18	01	00	Impuesto al valor agregado	407.031	0	0	0	0	0	407.031
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	31.532	0	0	0	0	0	31.532
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	31.532	0	0	0	0	0	31.532
403	99	00	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
403	99	01	00	Otros servicios no personales	20.000	0	0	0	0	0	20.000
404	**00**	**00**	**00**	**Activos reales**	**1.180.000**	**0**	**0**	**0**	**0**	0	**1.180.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	280.000	0	0	0	0	0	280.000
404	05	01	00	Equipos de telecomunicaciones	280.000	0	0	0	0	0	280.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	600.000	0	0	0	0	0	600.000
404	09	02	00	Equipos de computación	600.000	0	0	0	0	0	600.000
404	12	00	00	Activos intangibles	200.000	0	0	0	0	0	200.000
404	12	04	00	Paquetes y programas de computación	200.000	0	0	0	0	0	200.000
404	99	00	00	Otros activos reales	100.000	0	0	0	0	0	100.000
404	99	01	00	Otros activos reales	100.000	0	0	0	0	0	100.000
				Totales	**12.259.269**	**0**	**0**	**0**	**0**	0	**12.259.269**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116244 260089000 ADECUACIÓN Y FORTALECIMIENTO DE LA PLATAFORMA DE SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA. FASE III.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO INSTITUCIONAL

UNIDAD DE MEDIDA: USUARIO **META:** 15.775 **FEMENINO:** 7.835 **MASCULINO:** 7.940

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260089004 ACTUALIZACIÓN Y MANTENIMIENTO DE LOS SISTEMAS Y SERVICIOS DE TELECOMUNICACIONES PARA FORTALECER TECNOLÓGICAMENTE AL MPPRIJ Y REEMPLAZAR EQUIPAMIENTO OBSOLETO.

UNIDAD DE MEDIDA: EQUIPAMIENTO **META:** 68

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**104.428**	**0**	**0**	**0**	**0**	0	**104.428**
402	01	00	00	Productos alimenticios y agropecuarios	25.000	0	0	0	0	0	25.000
402	01	01	00	Alimentos y bebidas para personas	25.000	0	0	0	0	0	25.000
402	08	00	00	Productos metálicos	31.428	0	0	0	0	0	31.428
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	31.428	0	0	0	0	0	31.428
402	10	00	00	Productos varios y útiles diversos	22.000	0	0	0	0	0	22.000
402	10	11	00	Materiales eléctricos	22.000	0	0	0	0	0	22.000
402	99	00	00	Otros materiales y suministros	26.000	0	0	0	0	0	26.000
402	99	01	00	Otros materiales y suministros	26.000	0	0	0	0	0	26.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.295.572**	**0**	**0**	**0**	**0**	0	**2.295.572**
403	09	00	00	Viáticos y pasajes	15.000	0	0	0	0	0	15.000
403	09	01	00	Viáticos y pasajes dentro del país	15.000	0	0	0	0	0	15.000
403	10	00	00	Servicios profesionales y técnicos	800.000	0	0	0	0	0	800.000
403	10	03	00	Servicios de procesamiento de datos	800.000	0	0	0	0	0	800.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	352.000	0	0	0	0	0	352.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	352.000	0	0	0	0	0	352.000
403	12	00	00	Conservación y reparaciones menores de obras	700.000	0	0	0	0	0	700.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	700.000	0	0	0	0	0	700.000
403	18	00	00	Impuestos indirectos	428.572	0	0	0	0	0	428.572
403	18	01	00	Impuesto al valor agregado	428.572	0	0	0	0	0	428.572
404	**00**	**00**	**00**	**Activos reales**	**1.600.000**	**0**	**0**	**0**	**0**	0	**1.600.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	400.000	0	0	0	0	0	400.000
404	09	02	00	Equipos de computación	400.000	0	0	0	0	0	400.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116244 260089000 ADECUACIÓN Y FORTALECIMIENTO DE LA PLATAFORMA DE SERVICIOS Y TELECOMUNICACIONES DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA. FASE III.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO INSTITUCIONAL

UNIDAD DE MEDIDA: USUARIO **META:** 15.775 **FEMENINO:** 7.835 **MASCULINO:** 7.940

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260089004 ACTUALIZACIÓN Y MANTENIMIENTO DE LOS SISTEMAS Y SERVICIOS DE TELECOMUNICACIONES PARA FORTALECER TECNOLÓGICAMENTE AL MPPRIJ Y REEMPLAZAR EQUIPAMIENTO OBSOLETO.

UNIDAD DE MEDIDA: EQUIPAMIENTO **META:** 68

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍAS DE INFORMACIÓN.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	00	00	Otros activos reales	1.200.000	0	0	0	0	0	1.200.000
404	99	01	00	Otros activos reales	1.200.000	0	0	0	0	0	1.200.000
				Totales	**4.000.000**	**0**	**0**	**0**	**0**	0	**4.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116230 260091000 FORTALECIMIENTO INSTITUCIONAL EN MATERIA DE DERECHOS HUMANOS "SEGUNDA FASE"

OBJETIVO DEL PROYECTO: PROMOVER UNA ÉTICA, CULTURA Y EDUCACIÓN LIBERADORAS Y SOLIDARIAS

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 351 **FEMENINO:** 175 **MASCULINO:** 176

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DERECHOS HUMANOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.260.735**	**0**	**0**	**0**	**0**	**0**	**5.260.735**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.333.510	0	0	0	0	0	3.333.510
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	21.486	0	0	0	0	0	21.486
401	01	18	00	Remuneraciones al personal contratado	3.279.024	0	0	0	0	0	3.279.024
401	01	99	00	Otras retribuciones	33.000	0	0	0	0	0	33.000
401	03	00	00	Primas	42.550	0	0	0	0	0	42.550
401	03	03	00	Primas por hogar a empleados	240	0	0	0	0	0	240
401	03	08	00	Primas de profesionalización a empleados	2.578	0	0	0	0	0	2.578
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	39.732	0	0	0	0	0	39.732
401	04	00	00	Complementos de sueldos y salarios	1.244.880	0	0	0	0	0	1.244.880
401	04	08	00	Bono compensatorio de alimentación a empleados	13.680	0	0	0	0	0	13.680
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.231.200	0	0	0	0	0	1.231.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	397.016	0	0	0	0	0	397.016
401	05	01	00	Aguinaldos a empleados	32.018	0	0	0	0	0	32.018
401	05	03	00	Bono vacacional a empleados	12.807	0	0	0	0	0	12.807
401	05	07	00	Aguinaldos al personal contratado	279.324	0	0	0	0	0	279.324
401	05	08	00	Bono vacacional al personal contratado	72.867	0	0	0	0	0	72.867
401	06	00	00	Aportes patronales y legales	69.932	0	0	0	0	0	69.932
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	12.679	0	0	0	0	0	12.679
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.458	0	0	0	0	0	3.458
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.305	0	0	0	0	0	2.305
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	2.305	0	0	0	0	0	2.305
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	16.395	0	0	0	0	0	16.395
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	16.395	0	0	0	0	0	16.395
401	06	95	00	Otros aportes legales por personal contratado	16.395	0	0	0	0	0	16.395
401	07	00	00	Asistencia socio-económica	17.289	0	0	0	0	0	17.289
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	17.289	0	0	0	0	0	17.289
401	08	00	00	Prestaciones sociales e indemnizaciones	155.558	0	0	0	0	0	155.558

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116230 260091000 FORTALECIMIENTO INSTITUCIONAL EN MATERIA DE DERECHOS HUMANOS "SEGUNDA FASE"

OBJETIVO DEL PROYECTO: PROMOVER UNA ÉTICA, CULTURA Y EDUCACIÓN LIBERADORAS Y SOLIDARIAS

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 351 **FEMENINO:** 175 **MASCULINO:** 176

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DERECHOS HUMANOS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	36.464	0	0	0	0	0	36.464
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	119.094	0	0	0	0	0	119.094
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.488**	**0**	**0**	**0**	**0**	**0**	**14.488**
402	01	00	00	Productos alimenticios y agropecuarios	1.450	0	0	0	0	0	1.450
402	01	01	00	Alimentos y bebidas para personas	1.450	0	0	0	0	0	1.450
402	05	00	00	Productos de papel, cartón e impresos	4.254	0	0	0	0	0	4.254
402	05	01	00	Pulpa de madera, papel y cartón	454	0	0	0	0	0	454
402	05	03	00	Productos de papel y cartón para oficina	3.800	0	0	0	0	0	3.800
402	06	00	00	Productos químicos y derivados	1.124	0	0	0	0	0	1.124
402	06	04	00	Productos farmacéuticos y medicamentos	449	0	0	0	0	0	449
402	06	08	00	Productos plásticos	675	0	0	0	0	0	675
402	08	00	00	Productos metálicos	540	0	0	0	0	0	540
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	540	0	0	0	0	0	540
402	10	00	00	Productos varios y útiles diversos	7.120	0	0	0	0	0	7.120
402	10	02	00	Materiales y útiles de limpieza y aseo	720	0	0	0	0	0	720
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.120	0	0	0	0	0	3.120
402	10	08	00	Materiales para equipos de computación	3.280	0	0	0	0	0	3.280
403	**00**	**00**	**00**	**Servicios no personales**	**49.417**	**0**	**0**	**0**	**0**	**0**	**49.417**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.000	0	0	0	0	0	1.000
403	07	02	00	Imprenta y reproducción	1.000	0	0	0	0	0	1.000
403	09	00	00	Viáticos y pasajes	10.419	0	0	0	0	0	10.419
403	09	01	00	Viáticos y pasajes dentro del país	10.419	0	0	0	0	0	10.419
403	18	00	00	Impuestos indirectos	6.876	0	0	0	0	0	6.876
403	18	01	00	Impuesto al valor agregado	6.876	0	0	0	0	0	6.876
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	31.122	0	0	0	0	0	31.122
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	31.122	0	0	0	0	0	31.122
				Totales	**5.324.640**	**0**	**0**	**0**	**0**	**0**	**5.324.640**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116230 260091000 FORTALECIMIENTO INSTITUCIONAL EN MATERIA DE DERECHOS HUMANOS "SEGUNDA FASE"

OBJETIVO DEL PROYECTO: PROMOVER UNA ÉTICA, CULTURA Y EDUCACIÓN LIBERADORAS Y SOLIDARIAS

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 351 **FEMENINO:** 175 **MASCULINO:** 176

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DERECHOS HUMANOS **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116230 260091000 FORTALECIMIENTO INSTITUCIONAL EN MATERIA DE DERECHOS HUMANOS "SEGUNDA FASE"

OBJETIVO DEL PROYECTO: PROMOVER UNA ÉTICA, CULTURA Y EDUCACIÓN LIBERADORAS Y SOLIDARIAS

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 351 **FEMENINO:** 175 **MASCULINO:** 176

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DERECHOS HUMANOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260091001 CAPACITAR COMO INSTRUCTORES A FUNCIONARIOS DEL MPPRIJ EN MATERIA DE DERECHOS HUMANOS

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 200

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DERECHOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**994**	**0**	**0**	**0**	**0**	0	**994**
402	05	00	00	Productos de papel, cartón e impresos	454	0	0	0	0	0	454
402	05	01	00	Pulpa de madera, papel y cartón	454	0	0	0	0	0	454
402	08	00	00	Productos metálicos	540	0	0	0	0	0	540
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	540	0	0	0	0	0	540
403	**00**	**00**	**00**	**Servicios no personales**	**1.240**	**0**	**0**	**0**	**0**	0	**1.240**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.000	0	0	0	0	0	1.000
403	07	02	00	Imprenta y reproducción	1.000	0	0	0	0	0	1.000
403	18	00	00	Impuestos indirectos	240	0	0	0	0	0	240
403	18	01	00	Impuesto al valor agregado	240	0	0	0	0	0	240
				Totales	**2.234**	**0**	**0**	**0**	**0**	0	**2.234**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116230 260091000 FORTALECIMIENTO INSTITUCIONAL EN MATERIA DE DERECHOS HUMANOS "SEGUNDA FASE"

OBJETIVO DEL PROYECTO: PROMOVER UNA ÉTICA, CULTURA Y EDUCACIÓN LIBERADORAS Y SOLIDARIAS

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 351 **FEMENINO:** 175 **MASCULINO:** 176

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DERECHOS HUMANOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260091002 REALIZAR VISITAS DE INSPECCIÓN EN PRO DE GARANTIZAR LA DEFENSA DE LOS DERECHOS HUMANOS A NIVEL NACIONAL

UNIDAD DE MEDIDA: CENTRO ATENDIDO **META:** 48

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DERECHOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**11.641**	**0**	**0**	**0**	**0**	0	**11.641**
403	09	00	00	Viáticos y pasajes	10.419	0	0	0	0	0	10.419
403	09	01	00	Viáticos y pasajes dentro del pais	10.419	0	0	0	0	0	10.419
403	18	00	00	Impuestos indirectos	1.222	0	0	0	0	0	1.222
403	18	01	00	Impuesto al valor agregado	1.222	0	0	0	0	0	1.222
				Totales	**11.641**	**0**	**0**	**0**	**0**	0	**11.641**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116230 260091000 FORTALECIMIENTO INSTITUCIONAL EN MATERIA DE DERECHOS HUMANOS "SEGUNDA FASE"

OBJETIVO DEL PROYECTO: PROMOVER UNA ÉTICA, CULTURA Y EDUCACIÓN LIBERADORAS Y SOLIDARIAS

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 351 **FEMENINO:** 175 **MASCULINO:** 176

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DERECHOS HUMANOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260091003 CAPACITAR A DELEGADOS DE DERECHOS HUMANOS EN MATERIA POLICIAL Y OTROS SERVICIOS DEL MPPRIJ

UNIDAD DE MEDIDA: DELEGADO **META:** 151

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DERECHOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.260.735**	**0**	**0**	**0**	**0**	0	**5.260.735**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.333.510	0	0	0	0	0	3.333.510
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	21.486	0	0	0	0	0	21.486
401	01	18	00	Remuneraciones al personal contratado	3.279.024	0	0	0	0	0	3.279.024
401	01	99	00	Otras retribuciones	33.000	0	0	0	0	0	33.000
401	03	00	00	Primas	42.550	0	0	0	0	0	42.550
401	03	03	00	Primas por hogar a empleados	240	0	0	0	0	0	240
401	03	08	00	Primas de profesionalización a empleados	2.578	0	0	0	0	0	2.578
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	39.732	0	0	0	0	0	39.732
401	04	00	00	Complementos de sueldos y salarios	1.244.880	0	0	0	0	0	1.244.880
401	04	08	00	Bono compensatorio de alimentación a empleados	13.680	0	0	0	0	0	13.680
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.231.200	0	0	0	0	0	1.231.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	397.016	0	0	0	0	0	397.016
401	05	01	00	Aguinaldos a empleados	32.018	0	0	0	0	0	32.018
401	05	03	00	Bono vacacional a empleados	12.807	0	0	0	0	0	12.807
401	05	07	00	Aguinaldos al personal contratado	279.324	0	0	0	0	0	279.324
401	05	08	00	Bono vacacional al personal contratado	72.867	0	0	0	0	0	72.867
401	06	00	00	Aportes patronales y legales	69.932	0	0	0	0	0	69.932
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	12.679	0	0	0	0	0	12.679
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.458	0	0	0	0	0	3.458
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.305	0	0	0	0	0	2.305
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	2.305	0	0	0	0	0	2.305
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	16.395	0	0	0	0	0	16.395
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	16.395	0	0	0	0	0	16.395

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116230 260091000 FORTALECIMIENTO INSTITUCIONAL EN MATERIA DE DERECHOS HUMANOS "SEGUNDA FASE"

OBJETIVO DEL PROYECTO: PROMOVER UNA ÉTICA, CULTURA Y EDUCACIÓN LIBERADORAS Y SOLIDARIAS

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 351 **FEMENINO:** 175 **MASCULINO:** 176

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DERECHOS HUMANOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260091003 CAPACITAR A DELEGADOS DE DERECHOS HUMANOS EN MATERIA POLICIAL Y OTROS SERVICIOS DEL MPPRIJ

UNIDAD DE MEDIDA: *DELEGADO* **META:** 151

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DERECHOS HUMANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	95	00	Otros aportes legales por personal contratado	16.395	0	0	0	0	0	16.395
401	07	00	00	Asistencia socio-económica	17.289	0	0	0	0	0	17.289
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	17.289	0	0	0	0	0	17.289
401	08	00	00	Prestaciones sociales e indemnizaciones	155.558	0	0	0	0	0	155.558
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	36.464	0	0	0	0	0	36.464
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	119.094	0	0	0	0	0	119.094
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.494**	**0**	**0**	**0**	**0**	0	**13.494**
402	01	00	00	Productos alimenticios y agropecuarios	1.450	0	0	0	0	0	1.450
402	01	01	00	Alimentos y bebidas para personas	1.450	0	0	0	0	0	1.450
402	05	00	00	Productos de papel, cartón e impresos	3.800	0	0	0	0	0	3.800
402	05	03	00	Productos de papel y cartón para oficina	3.800	0	0	0	0	0	3.800
402	06	00	00	Productos químicos y derivados	1.124	0	0	0	0	0	1.124
402	06	04	00	Productos farmacéuticos y medicamentos	449	0	0	0	0	0	449
402	06	08	00	Productos plásticos	675	0	0	0	0	0	675
402	10	00	00	Productos varios y útiles diversos	7.120	0	0	0	0	0	7.120
402	10	02	00	Materiales y útiles de limpieza y aseo	720	0	0	0	0	0	720
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.120	0	0	0	0	0	3.120
402	10	08	00	Materiales para equipos de computación	3.280	0	0	0	0	0	3.280
403	**00**	**00**	**00**	**Servicios no personales**	**36.536**	**0**	**0**	**0**	**0**	0	**36.536**
403	18	00	00	Impuestos indirectos	5.414	0	0	0	0	0	5.414
403	18	01	00	Impuesto al valor agregado	5.414	0	0	0	0	0	5.414
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	31.122	0	0	0	0	0	31.122
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	31.122	0	0	0	0	0	31.122
				Totales	**5.310.765**	**0**	**0**	**0**	**0**	0	**5.310.765**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116281 260092000 LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y COMBATE AL FINANCIAMIENTO DEL TERRORISMO

OBJETIVO DEL PROYECTO: ORGANIZAR, GENERAR POLITICAS EN MATERIA DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y FINANCIAMIENTO AL TERRORISMO EN EL AMBITO NACIONAL E INTERNACIONAL

UNIDAD DE MEDIDA: OPERATIVO

META: 12

RESPONSABLE/EJECUTOR: OFICINA NACIONAL CONTRA LA DELINCUENCIA ORGANIZADA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.626.240**	**0**	**0**	**0**	**0**	**0**	**1.626.240**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.020.537	0	0	0	0	0	1.020.537
401	01	12	00	Salarios a obreros en puestos no permanentes	59.400	0	0	0	0	0	59.400
401	01	18	00	Remuneraciones al personal contratado	757.137	0	0	0	0	0	757.137
401	01	99	00	Otras retribuciones	204.000	0	0	0	0	0	204.000
401	04	00	00	Complementos de sueldos y salarios	252.104	0	0	0	0	0	252.104
401	04	06	00	Complemento a empleados por comisión de servicios	5.864	0	0	0	0	0	5.864
401	04	26	00	Bono compensatorio de alimentación al personal contratado	246.240	0	0	0	0	0	246.240
401	06	00	00	Aportes patronales y legales	117.967	0	0	0	0	0	117.967
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	16.980	0	0	0	0	0	16.980
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.935	0	0	0	0	0	4.935
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.096	0	0	0	0	0	1.096
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.188	0	0	0	0	0	1.188
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	78.624	0	0	0	0	0	78.624
401	06	95	00	Otros aportes legales por personal contratado	15.144	0	0	0	0	0	15.144
401	07	00	00	Asistencia socio-económica	54.180	0	0	0	0	0	54.180
401	07	33	00	Asistencia socio-económica al personal contratado	54.180	0	0	0	0	0	54.180
401	08	00	00	Prestaciones sociales e indemnizaciones	181.452	0	0	0	0	0	181.452
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	181.452	0	0	0	0	0	181.452
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**103.321**	**0**	**0**	**0**	**0**	**0**	**103.321**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	03	00	00	Textiles y vestuarios	17.500	0	0	0	0	0	17.500
402	03	02	00	Prendas de vestir	17.500	0	0	0	0	0	17.500
402	04	00	00	Productos de cuero y caucho	10.000	0	0	0	0	0	10.000
402	04	03	00	Cauchos y tripas para vehículos	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	18.800	0	0	0	0	0	18.800
402	05	01	00	Pulpa de madera, papel y cartón	4.000	0	0	0	0	0	4.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116281 260092000 LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y COMBATE AL FINANCIAMIENTO DEL TERRORISMO

OBJETIVO DEL PROYECTO: ORGANIZAR, GENERAR POLITICAS EN MATERIA DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y FINANCIAMIENTO AL TERRORISMO EN EL AMBITO NACIONAL E INTERNACIONAL

UNIDAD DE MEDIDA: OPERATIVO **META:** 12

RESPONSABLE/EJECUTOR: OFICINA NACIONAL CONTRA LA DELINCUENCIA ORGANIZADA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	3.000	0	0	0	0	0	3.000
402	05	04	00	Libros, revistas y periódicos	1.800	0	0	0	0	0	1.800
402	05	06	00	Productos de papel y cartón para computación	4.000	0	0	0	0	0	4.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.000	0	0	0	0	0	4.000
402	05	99	00	Otros productos de pulpa, papel y cartón	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	12.550	0	0	0	0	0	12.550
402	06	03	00	Tintas, pinturas y colorantes	3.750	0	0	0	0	0	3.750
402	06	04	00	Productos farmacéuticos y medicamentos	1.300	0	0	0	0	0	1.300
402	06	06	00	Combustibles y lubricantes	6.000	0	0	0	0	0	6.000
402	06	08	00	Productos plásticos	1.500	0	0	0	0	0	1.500
402	08	00	00	Productos metálicos	8.600	0	0	0	0	0	8.600
402	08	03	00	Herramientas menores, cuchilleria y artículos generales de ferretería	3.600	0	0	0	0	0	3.600
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.000	0	0	0	0	0	3.000
402	08	10	00	Repuestos y accesorios para otros equipos	2.000	0	0	0	0	0	2.000
402	09	00	00	Productos de madera	3.000	0	0	0	0	0	3.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	21.215	0	0	0	0	0	21.215
402	10	01	00	Artículos de deporte, recreación y juguetes	1.500	0	0	0	0	0	1.500
402	10	02	00	Materiales y útiles de limpieza y aseo	2.040	0	0	0	0	0	2.040
402	10	03	00	Utensilios de cocina y comedor	1.200	0	0	0	0	0	1.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.000	0	0	0	0	0	4.000
402	10	06	00	Condecoraciones, ofrendas y similares	1.050	0	0	0	0	0	1.050
402	10	07	00	Productos de seguridad en el trabajo	2.800	0	0	0	0	0	2.800
402	10	08	00	Materiales para equipos de computación	6.250	0	0	0	0	0	6.250
402	10	11	00	Materiales eléctricos	1.425	0	0	0	0	0	1.425
402	10	99	00	Otros productos y útiles diversos	950	0	0	0	0	0	950
402	99	00	00	Otros materiales y suministros	1.656	0	0	0	0	0	1.656
402	99	01	00	Otros materiales y suministros	1.656	0	0	0	0	0	1.656
403	**00**	**00**	**00**	**Servicios no personales**	**178.474**	**0**	**0**	**0**	**0**	**0**	**178.474**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116281 260092000 LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y COMBATE AL FINANCIAMIENTO DEL TERRORISMO

OBJETIVO DEL PROYECTO: ORGANIZAR, GENERAR POLITICAS EN MATERIA DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y FINANCIAMIENTO AL TERRORISMO EN EL AMBITO NACIONAL E INTERNACIONAL

UNIDAD DE MEDIDA: OPERATIVO **META:** 12

RESPONSABLE/EJECUTOR: OFICINA NACIONAL CONTRA LA DELINCUENCIA ORGANIZADA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	00	00	Servicios básicos	33.244	0	0	0	0	0	33.244
403	04	01	00	Electricidad	1.444	0	0	0	0	0	1.444
403	04	03	00	Agua	1.800	0	0	0	0	0	1.800
403	04	04	00	Teléfonos	18.000	0	0	0	0	0	18.000
403	04	05	00	Servicio de comunicaciones	12.000	0	0	0	0	0	12.000
403	06	00	00	Servicios de transporte y almacenaje	9.500	0	0	0	0	0	9.500
403	06	01	00	Fletes y embalajes	8.000	0	0	0	0	0	8.000
403	06	03	00	Estacionamiento	1.500	0	0	0	0	0	1.500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	11.570	0	0	0	0	0	11.570
403	08	01	00	Primas y gastos de seguros	10.000	0	0	0	0	0	10.000
403	08	02	00	Comisiones y gastos bancarios	1.570	0	0	0	0	0	1.570
403	09	00	00	Viáticos y pasajes	38.440	0	0	0	0	0	38.440
403	09	01	00	Viáticos y pasajes dentro del país	15.280	0	0	0	0	0	15.280
403	09	02	00	Viáticos y pasajes fuera del país	23.160	0	0	0	0	0	23.160
403	10	00	00	Servicios profesionales y técnicos	16.064	0	0	0	0	0	16.064
403	10	03	00	Servicios de procesamiento de datos	7.200	0	0	0	0	0	7.200
403	10	07	00	Servicios de capacitación y adiestramiento	5.864	0	0	0	0	0	5.864
403	10	99	00	Otros servicios profesionales y técnicos	3.000	0	0	0	0	0	3.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	17.500	0	0	0	0	0	17.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.800	0	0	0	0	0	2.800
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.500	0	0	0	0	0	3.500
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.200	0	0	0	0	0	1.200
403	12	00	00	Conservación y reparaciones menores de obras	7.500	0	0	0	0	0	7.500
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	7.500	0	0	0	0	0	7.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.500	0	0	0	0	0	3.500
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.500	0	0	0	0	0	3.500
403	18	00	00	Impuestos indirectos	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116281 260092000 LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y COMBATE AL FINANCIAMIENTO DEL TERRORISMO

OBJETIVO DEL PROYECTO: ORGANIZAR, GENERAR POLITICAS EN MATERIA DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y FINANCIAMIENTO AL TERRORISMO EN EL AMBITO NACIONAL E INTERNACIONAL

UNIDAD DE MEDIDA: OPERATIVO

META: 12

RESPONSABLE/EJECUTOR: OFICINA NACIONAL CONTRA LA DELINCUENCIA ORGANIZADA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	30.000	0	0	0	0	0	30.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	6.156	0	0	0	0	0	6.156
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	6.156	0	0	0	0	0	6.156
403	99	00	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
403	99	01	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
404	**00**	**00**	**00**	**Activos reales**	**91.965**	**0**	**0**	**0**	**0**	**0**	**91.965**
404	05	00	00	Equipos de comunicaciones y de señalamiento	15.900	0	0	0	0	0	15.900
404	05	01	00	Equipos de telecomunicaciones	15.900	0	0	0	0	0	15.900
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	67.500	0	0	0	0	0	67.500
404	09	01	00	Mobiliario y equipos de oficina	35.000	0	0	0	0	0	35.000
404	09	02	00	Equipos de computación	32.500	0	0	0	0	0	32.500
404	12	00	00	Activos intangibles	8.565	0	0	0	0	0	8.565
404	12	04	00	Paquetes y programas de computación	8.565	0	0	0	0	0	8.565
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116281 260092000 LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y COMBATE AL FINANCIAMIENTO DEL TERRORISMO

OBJETIVO DEL PROYECTO: ORGANIZAR, GENERAR POLITICAS EN MATERIA DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y FINANCIAMIENTO AL TERRORISMO EN EL AMBITO NACIONAL E INTERNACIONAL

UNIDAD DE MEDIDA: OPERATIVO **META:** 12

RESPONSABLE/EJECUTOR: OFICINA NACIONAL CONTRA LA DELINCUENCIA ORGANIZADA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116281 260092000 LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y COMBATE AL FINANCIAMIENTO DEL TERRORISMO

OBJETIVO DEL PROYECTO: ORGANIZAR, GENERAR POLITICAS EN MATERIA DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y FINANCIAMIENTO AL TERRORISMO EN EL AMBITO NACIONAL E INTERNACIONAL

UNIDAD DE MEDIDA: OPERATIVO **META:** 12

RESPONSABLE/EJECUTOR: OFICINA NACIONAL CONTRA LA DELINCUENCIA ORGANIZADA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260092001 DESARRROLLAR OPERACIONES A NIVEL NACIONAL Y COOPERAR CON ORGANISMOS INTERNACIONALES EN MATERIA DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA

UNIDAD DE MEDIDA: *OPERATIVO* **META:** 12

RESPONSABLE/EJECUTOR: OFICINA CONTRA LA DELINCUENCIA ORGANIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.626.240**	**0**	**0**	**0**	**0**	0	**1.626.240**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.020.537	0	0	0	0	0	1.020.537
401	01	12	00	Salarios a obreros en puestos no permanentes	59.400	0	0	0	0	0	59.400
401	01	18	00	Remuneraciones al personal contratado	757.137	0	0	0	0	0	757.137
401	01	99	00	Otras retribuciones	204.000	0	0	0	0	0	204.000
401	04	00	00	Complementos de sueldos y salarios	252.104	0	0	0	0	0	252.104
401	04	06	00	Complemento a empleados por comisión de servicios	5.864	0	0	0	0	0	5.864
401	04	26	00	Bono compensatorio de alimentación al personal contratado	246.240	0	0	0	0	0	246.240
401	06	00	00	Aportes patronales y legales	117.967	0	0	0	0	0	117.967
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	16.980	0	0	0	0	0	16.980
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	4.935	0	0	0	0	0	4.935
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.096	0	0	0	0	0	1.096
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.188	0	0	0	0	0	1.188
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	78.624	0	0	0	0	0	78.624
401	06	95	00	Otros aportes legales por personal contratado	15.144	0	0	0	0	0	15.144
401	07	00	00	Asistencia socio-económica	54.180	0	0	0	0	0	54.180
401	07	33	00	Asistencia socio-económica al personal contratado	54.180	0	0	0	0	0	54.180
401	08	00	00	Prestaciones sociales e indemnizaciones	181.452	0	0	0	0	0	181.452
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	181.452	0	0	0	0	0	181.452
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**103.321**	**0**	**0**	**0**	**0**	0	**103.321**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	03	00	00	Textiles y vestuarios	17.500	0	0	0	0	0	17.500
402	03	02	00	Prendas de vestir	17.500	0	0	0	0	0	17.500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116281 260092000 LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y COMBATE AL FINANCIAMIENTO DEL TERRORISMO

OBJETIVO DEL PROYECTO: ORGANIZAR, GENERAR POLITICAS EN MATERIA DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y FINANCIAMIENTO AL TERRORISMO EN EL AMBITO NACIONAL E INTERNACIONAL

UNIDAD DE MEDIDA: OPERATIVO **META:** 12

RESPONSABLE/EJECUTOR: OFICINA NACIONAL CONTRA LA DELINCUENCIA ORGANIZADA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260092001 DESARRROLLAR OPERACIONES A NIVEL NACIONAL Y COOPERAR CON ORGANISMOS INTERNACIONALES EN MATERIA DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA

UNIDAD DE MEDIDA: OPERATIVO **META:** 12

RESPONSABLE/EJECUTOR: OFICINA CONTRA LA DELINCUENCIA ORGANIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	00	00	Productos de cuero y caucho	10.000	0	0	0	0	0	10.000
402	04	03	00	Cauchos y tripas para vehículos	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	18.800	0	0	0	0	0	18.800
402	05	01	00	Pulpa de madera, papel y cartón	4.000	0	0	0	0	0	4.000
402	05	03	00	Productos de papel y cartón para oficina	3.000	0	0	0	0	0	3.000
402	05	04	00	Libros, revistas y periódicos	1.800	0	0	0	0	0	1.800
402	05	06	00	Productos de papel y cartón para computación	4.000	0	0	0	0	0	4.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.000	0	0	0	0	0	4.000
402	05	99	00	Otros productos de pulpa, papel y cartón	2.000	0	0	0	0	0	2.000
402	06	00	00	Productos químicos y derivados	12.550	0	0	0	0	0	12.550
402	06	03	00	Tintas, pinturas y colorantes	3.750	0	0	0	0	0	3.750
402	06	04	00	Productos farmacéuticos y medicamentos	1.300	0	0	0	0	0	1.300
402	06	06	00	Combustibles y lubricantes	6.000	0	0	0	0	0	6.000
402	06	08	00	Productos plásticos	1.500	0	0	0	0	0	1.500
402	08	00	00	Productos metálicos	8.600	0	0	0	0	0	8.600
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.600	0	0	0	0	0	3.600
402	08	09	00	Repuestos y accesorios para equipos de transporte	3.000	0	0	0	0	0	3.000
402	08	10	00	Repuestos y accesorios para otros equipos	2.000	0	0	0	0	0	2.000
402	09	00	00	Productos de madera	3.000	0	0	0	0	0	3.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	3.000	0	0	0	0	0	3.000
402	10	00	00	Productos varios y útiles diversos	21.215	0	0	0	0	0	21.215
402	10	01	00	Artículos de deporte, recreación y juguetes	1.500	0	0	0	0	0	1.500
402	10	02	00	Materiales y útiles de limpieza y aseo	2.040	0	0	0	0	0	2.040
402	10	03	00	Utensilios de cocina y comedor	1.200	0	0	0	0	0	1.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116281 260092000 LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y COMBATE AL FINANCIAMIENTO DEL TERRORISMO

OBJETIVO DEL PROYECTO: ORGANIZAR, GENERAR POLITICAS EN MATERIA DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y FINANCIAMIENTO AL TERRORISMO EN EL AMBITO NACIONAL E INTERNACIONAL

UNIDAD DE MEDIDA: OPERATIVO **META:** 12

RESPONSABLE/EJECUTOR: OFICINA NACIONAL CONTRA LA DELINCUENCIA ORGANIZADA **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 260092001 DESARRROLLAR OPERACIONES A NIVEL NACIONAL Y COOPERAR CON ORGANISMOS INTERNACIONALES EN MATERIA DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA

UNIDAD DE MEDIDA: *OPERATIVO* **META:** 12

RESPONSABLE/EJECUTOR: OFICINA CONTRA LA DELINCUENCIA ORGANIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	4.000	0	0	0	0	0	4.000
402	10	06	00	Condecoraciones, ofrendas y similares	1.050	0	0	0	0	0	1.050
402	10	07	00	Productos de seguridad en el trabajo	2.800	0	0	0	0	0	2.800
402	10	08	00	Materiales para equipos de computación	6.250	0	0	0	0	0	6.250
402	10	11	00	Materiales eléctricos	1.425	0	0	0	0	0	1.425
402	10	99	00	Otros productos y útiles diversos	950	0	0	0	0	0	950
402	99	00	00	Otros materiales y suministros	1.656	0	0	0	0	0	1.656
402	99	01	00	Otros materiales y suministros	1.656	0	0	0	0	0	1.656
403	**00**	**00**	**00**	**Servicios no personales**	**178.474**	**0**	**0**	**0**	**0**	0	**178.474**
403	04	00	00	Servicios básicos	33.244	0	0	0	0	0	33.244
403	04	01	00	Electricidad	1.444	0	0	0	0	0	1.444
403	04	03	00	Agua	1.800	0	0	0	0	0	1.800
403	04	04	00	Teléfonos	18.000	0	0	0	0	0	18.000
403	04	05	00	Servicio de comunicaciones	12.000	0	0	0	0	0	12.000
403	06	00	00	Servicios de transporte y almacenaje	9.500	0	0	0	0	0	9.500
403	06	01	00	Fletes y embalajes	8.000	0	0	0	0	0	8.000
403	06	03	00	Estacionamiento	1.500	0	0	0	0	0	1.500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	11.570	0	0	0	0	0	11.570
403	08	01	00	Primas y gastos de seguros	10.000	0	0	0	0	0	10.000
403	08	02	00	Comisiones y gastos bancarios	1.570	0	0	0	0	0	1.570
403	09	00	00	Viáticos y pasajes	38.440	0	0	0	0	0	38.440
403	09	01	00	Viáticos y pasajes dentro del país	15.280	0	0	0	0	0	15.280
403	09	02	00	Viáticos y pasajes fuera del país	23.160	0	0	0	0	0	23.160
403	10	00	00	Servicios profesionales y técnicos	16.064	0	0	0	0	0	16.064

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116281 260092000 LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y COMBATE AL FINANCIAMIENTO DEL TERRORISMO

OBJETIVO DEL PROYECTO: ORGANIZAR, GENERAR POLITICAS EN MATERIA DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y FINANCIAMIENTO AL TERRORISMO EN EL AMBITO NACIONAL E INTERNACIONAL

UNIDAD DE MEDIDA: OPERATIVO **META:** 12

RESPONSABLE/EJECUTOR: OFICINA NACIONAL CONTRA LA DELINCUENCIA ORGANIZADA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260092001 DESARRROLLAR OPERACIONES A NIVEL NACIONAL Y COOPERAR CON ORGANISMOS INTERNACIONALES EN MATERIA DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA

UNIDAD DE MEDIDA: OPERATIVO **META:** 12

RESPONSABLE/EJECUTOR: OFICINA CONTRA LA DELINCUENCIA ORGANIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	10	03	00	Servicios de procesamiento de datos	7.200	0	0	0	0	0	7.200
403	10	07	00	Servicios de capacitación y adiestramiento	5.864	0	0	0	0	0	5.864
403	10	99	00	Otros servicios profesionales y técnicos	3.000	0	0	0	0	0	3.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	17.500	0	0	0	0	0	17.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.800	0	0	0	0	0	2.800
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.500	0	0	0	0	0	3.500
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	1.200	0	0	0	0	0	1.200
403	12	00	00	Conservación y reparaciones menores de obras	7.500	0	0	0	0	0	7.500
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	7.500	0	0	0	0	0	7.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.500	0	0	0	0	0	3.500
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.500	0	0	0	0	0	3.500
403	18	00	00	Impuestos indirectos	30.000	0	0	0	0	0	30.000
403	18	01	00	Impuesto al valor agregado	30.000	0	0	0	0	0	30.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	6.156	0	0	0	0	0	6.156
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	6.156	0	0	0	0	0	6.156
403	99	00	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
403	99	01	00	Otros servicios no personales	5.000	0	0	0	0	0	5.000
404	**00**	**00**	**00**	**Activos reales**	**91.965**	**0**	**0**	**0**	**0**	0	**91.965**
404	05	00	00	Equipos de comunicaciones y de señalamiento	15.900	0	0	0	0	0	15.900
404	05	01	00	Equipos de telecomunicaciones	15.900	0	0	0	0	0	15.900
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	67.500	0	0	0	0	0	67.500
404	09	01	00	Mobiliario y equipos de oficina	35.000	0	0	0	0	0	35.000
404	09	02	00	Equipos de computación	32.500	0	0	0	0	0	32.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116281 260092000 LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y COMBATE AL FINANCIAMIENTO DEL TERRORISMO

OBJETIVO DEL PROYECTO: ORGANIZAR, GENERAR POLITICAS EN MATERIA DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA Y FINANCIAMIENTO AL TERRORISMO EN EL AMBITO NACIONAL E INTERNACIONAL

UNIDAD DE MEDIDA: OPERATIVO **META:** 12

RESPONSABLE/EJECUTOR: OFICINA NACIONAL CONTRA LA DELINCUENCIA ORGANIZADA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260092001 DESARRROLLAR OPERACIONES A NIVEL NACIONAL Y COOPERAR CON ORGANISMOS INTERNACIONALES EN MATERIA DE LUCHA CONTRA LA DELINCUENCIA ORGANIZADA

UNIDAD DE MEDIDA: *OPERATIVO* **META:** 12

RESPONSABLE/EJECUTOR: OFICINA CONTRA LA DELINCUENCIA ORGANIZADA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	12	00	00	Activos intangibles	8.565	0	0	0	0	0	8.565
404	12	04	00	Paquetes y programas de computación	8.565	0	0	0	0	0	8.565
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	0	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116257 260093000 EVALUACIÓN Y DIAGNÓSTICO DE LOS CUERPOS DE BOMBEROS Y BOMBERAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA POR LA COORDINACIÓN NACIONAL DE BOMBEROS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL

OBJETIVO DEL PROYECTO: DOTAR A LA COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS DE LOS RECURSOS Y HERRAMIENTAS METODOLÓGICAS Y TÉCNICAS QUE LE PERMITAN UNIFICAR PROTOCOLOS DE ACTUACIÓN Y EQUIPAMIENTO A NIVEL NACIONAL, REGIONAL Y MUNICIPAL.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 90

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARACTER CIVIL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.141.014**	**0**	**0**	**0**	**0**	**0**	**1.141.014**
401	01	00	00	Sueldos, salarios y otras retribuciones	327.257	0	0	0	0	0	327.257
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	100.214	0	0	0	0	0	100.214
401	01	18	00	Remuneraciones al personal contratado	74.043	0	0	0	0	0	74.043
401	01	99	00	Otras retribuciones	153.000	0	0	0	0	0	153.000
401	03	00	00	Primas	155.184	0	0	0	0	0	155.184
401	03	02	00	Primas de transporte a empleados	18.000	0	0	0	0	0	18.000
401	03	03	00	Primas por hogar a empleados	30.000	0	0	0	0	0	30.000
401	03	04	00	Primas por hijos a empleados	36.000	0	0	0	0	0	36.000
401	03	09	00	Primas por antigüedad a empleados	55.729	0	0	0	0	0	55.729
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	15.455	0	0	0	0	0	15.455
401	04	00	00	Complementos de sueldos y salarios	159.840	0	0	0	0	0	159.840
401	04	08	00	Bono compensatorio de alimentación a empleados	68.400	0	0	0	0	0	68.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	41.040	0	0	0	0	0	41.040
401	04	98	00	Otros complementos al personal contratado	50.400	0	0	0	0	0	50.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	195.982	0	0	0	0	0	195.982
401	05	01	00	Aguinaldos a empleados	113.444	0	0	0	0	0	113.444
401	05	03	00	Bono vacacional a empleados	45.378	0	0	0	0	0	45.378
401	05	07	00	Aguinaldos al personal contratado	32.321	0	0	0	0	0	32.321
401	05	08	00	Bono vacacional al personal contratado	4.839	0	0	0	0	0	4.839
401	06	00	00	Aportes patronales y legales	85.357	0	0	0	0	0	85.357
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	44.924	0	0	0	0	0	44.924
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	12.252	0	0	0	0	0	12.252
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.168	0	0	0	0	0	8.168
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	8.168	0	0	0	0	0	8.168
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.867	0	0	0	0	0	6.867
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	2.489	0	0	0	0	0	2.489
401	06	95	00	Otros aportes legales por personal contratado	2.489	0	0	0	0	0	2.489

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116257 260093000 EVALUACIÓN Y DIAGNÓSTICO DE LOS CUERPOS DE BOMBEROS Y BOMBERAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA POR LA COORDINACIÓN NACIONAL DE BOMBEROS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL

OBJETIVO DEL PROYECTO: DOTAR A LA COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS DE LOS RECURSOS Y HERRAMIENTAS METODOLÓGICAS Y TÉCNICAS QUE LE PERMITAN UNIFICAR PROTOCOLOS DE ACTUACIÓN Y EQUIPAMIENTO A NIVEL NACIONAL, REGIONAL Y MUNICIPAL.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 90

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARACTER CIVIL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	07	00	00	Asistencia socio-económica	61.260	0	0	0	0	0	61.260
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	61.260	0	0	0	0	0	61.260
401	08	00	00	Prestaciones sociales e indemnizaciones	156.134	0	0	0	0	0	156.134
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	129.200	0	0	0	0	0	129.200
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	26.934	0	0	0	0	0	26.934
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**151.962**	**0**	**0**	**0**	**0**	**0**	**151.962**
402	03	00	00	Textiles y vestuarios	20.000	0	0	0	0	0	20.000
402	03	01	00	Textiles	5.000	0	0	0	0	0	5.000
402	03	02	00	Prendas de vestir	5.000	0	0	0	0	0	5.000
402	03	03	00	Calzados	5.000	0	0	0	0	0	5.000
402	03	99	00	Otros productos textiles y vestuarios	5.000	0	0	0	0	0	5.000
402	04	00	00	Productos de cuero y caucho	5.000	0	0	0	0	0	5.000
402	04	03	00	Cauchos y tripas para vehículos	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	39.000	0	0	0	0	0	39.000
402	05	01	00	Pulpa de madera, papel y cartón	1.000	0	0	0	0	0	1.000
402	05	02	00	Envases y cajas de papel y cartón	1.000	0	0	0	0	0	1.000
402	05	03	00	Productos de papel y cartón para oficina	7.000	0	0	0	0	0	7.000
402	05	04	00	Libros, revistas y periódicos	2.000	0	0	0	0	0	2.000
402	05	05	00	Material de enseñanza	3.000	0	0	0	0	0	3.000
402	05	06	00	Productos de papel y cartón para computación	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos quimicos y derivados	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	08	00	00	Productos metálicos	27.962	0	0	0	0	0	27.962
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.962	0	0	0	0	0	3.962
402	08	07	00	Material de señalamiento	1.000	0	0	0	0	0	1.000
402	08	08	00	Material de educación	20.000	0	0	0	0	0	20.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.000	0	0	0	0	0	1.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116257 260093000 EVALUACIÓN Y DIAGNÓSTICO DE LOS CUERPOS DE BOMBEROS Y BOMBERAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA POR LA COORDINACIÓN NACIONAL DE BOMBEROS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL

OBJETIVO DEL PROYECTO: DOTAR A LA COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS DE LOS RECURSOS Y HERRAMIENTAS METODOLÓGICAS Y TÉCNICAS QUE LE PERMITAN UNIFICAR PROTOCOLOS DE ACTUACIÓN Y EQUIPAMIENTO A NIVEL NACIONAL, REGIONAL Y MUNICIPAL.

UNIDAD DE MEDIDA: INFORME TÉCNICO

META: 90

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARACTER CIVIL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	1.000	0	0	0	0	0	1.000
402	08	99	00	Otros productos metálicos	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	45.000	0	0	0	0	0	45.000
402	10	02	00	Materiales y útiles de limpieza y aseo	5.000	0	0	0	0	0	5.000
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	07	00	Productos de seguridad en el trabajo	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
402	10	11	00	Materiales eléctricos	5.000	0	0	0	0	0	5.000
402	10	12	00	Materiales para instalaciones sanitarias	5.000	0	0	0	0	0	5.000
402	10	13	00	Materiales fotográficos	5.000	0	0	0	0	0	5.000
402	10	99	00	Otros productos y útiles diversos	5.000	0	0	0	0	0	5.000
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**162.524**	**0**	**0**	**0**	**0**	**0**	**162.524**
403	04	00	00	Servicios básicos	130.000	0	0	0	0	0	130.000
403	04	01	00	Electricidad	48.000	0	0	0	0	0	48.000
403	04	02	00	Gas	1.000	0	0	0	0	0	1.000
403	04	03	00	Agua	20.000	0	0	0	0	0	20.000
403	04	04	00	Teléfonos	25.000	0	0	0	0	0	25.000
403	04	05	00	Servicio de comunicaciones	15.000	0	0	0	0	0	15.000
403	04	06	00	Servicio de aseo urbano y domiciliario	1.000	0	0	0	0	0	1.000
403	04	07	00	Servicio de condominio	20.000	0	0	0	0	0	20.000
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	0	1.000
403	06	01	00	Fletes y embalajes	500	0	0	0	0	0	500
403	06	03	00	Estacionamiento	500	0	0	0	0	0	500
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.000	0	0	0	0	0	15.000
403	07	02	00	Imprenta y reproducción	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116257 260093000 EVALUACIÓN Y DIAGNÓSTICO DE LOS CUERPOS DE BOMBEROS Y BOMBERAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA POR LA COORDINACIÓN NACIONAL DE BOMBEROS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL

OBJETIVO DEL PROYECTO: DOTAR A LA COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS DE LOS RECURSOS Y HERRAMIENTAS METODOLÓGICAS Y TÉCNICAS QUE LE PERMITAN UNIFICAR PROTOCOLOS DE ACTUACIÓN Y EQUIPAMIENTO A NIVEL NACIONAL, REGIONAL Y MUNICIPAL.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 90

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARACTER CIVIL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	07	03	00	Relaciones sociales	5.000	0	0	0	0	0	5.000
403	07	04	00	Avisos	5.000	0	0	0	0	0	5.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	300	0	0	0	0	0	300
403	08	01	00	Primas y gastos de seguros	100	0	0	0	0	0	100
403	08	02	00	Comisiones y gastos bancarios	100	0	0	0	0	0	100
403	08	03	00	Comisiones y gastos de adquisición de seguros	100	0	0	0	0	0	100
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del país	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	5	0	0	0	0	0	5
403	10	03	00	Servicios de procesamiento de datos	5	0	0	0	0	0	5
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	650	0	0	0	0	0	650
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	100	0	0	0	0	0	100
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	100	0	0	0	0	0	100
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	100	0	0	0	0	0	100
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	100	0	0	0	0	0	100
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	100	0	0	0	0	0	100
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	150	0	0	0	0	0	150
403	18	00	00	Impuestos indirectos	3.241	0	0	0	0	0	3.241
403	18	01	00	Impuesto al valor agregado	3.241	0	0	0	0	0	3.241
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	328	0	0	0	0	0	328
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	328	0	0	0	0	0	328
403	99	00	00	Otros servicios no personales	2.000	0	0	0	0	0	2.000
403	99	01	00	Otros servicios no personales	2.000	0	0	0	0	0	2.000
404	**00**	**00**	**00**	**Activos reales**	**44.500**	**0**	**0**	**0**	**0**	**0**	**44.500**
404	01	00	00	Repuestos y reparaciones mayores	4.000	0	0	0	0	0	4.000
404	01	01	00	Repuestos mayores	1.000	0	0	0	0	0	1.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	1.000	0	0	0	0	0	1.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116257 260093000 EVALUACIÓN Y DIAGNÓSTICO DE LOS CUERPOS DE BOMBEROS Y BOMBERAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA POR LA COORDINACIÓN NACIONAL DE BOMBEROS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL

OBJETIVO DEL PROYECTO: DOTAR A LA COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS DE LOS RECURSOS Y HERRAMIENTAS METODOLÓGICAS Y TÉCNICAS QUE LE PERMITAN UNIFICAR PROTOCOLOS DE ACTUACIÓN Y EQUIPAMIENTO A NIVEL NACIONAL, REGIONAL Y MUNICIPAL.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 90

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARACTER CIVIL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	00	Reparaciones mayores de maquinaria y equipos	3.000	0	0	0	0	0	3.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.000	0	0	0	0	0	1.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	1.000	0	0	0	0	0	1.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000	0	0	0	0	0	1.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	400	0	0	0	0	0	400
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	400	0	0	0	0	0	400
404	04	00	00	Equipos de transporte, tracción y elevación	1.000	0	0	0	0	0	1.000
404	04	01	00	Vehículos automotores terrestres	1.000	0	0	0	0	0	1.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	12.000	0	0	0	0	0	12.000
404	05	01	00	Equipos de telecomunicaciones	6.000	0	0	0	0	0	6.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	6.000	0	0	0	0	0	6.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	11.000	0	0	0	0	0	11.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.000	0	0	0	0	0	6.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	5.000	0	0	0	0	0	5.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
404	09	01	00	Mobiliario y equipos de oficina	5.000	0	0	0	0	0	5.000
404	09	02	00	Equipos de computación	5.000	0	0	0	0	0	5.000
404	09	03	00	Mobiliario y equipos de alojamiento	5.000	0	0	0	0	0	5.000
404	12	00	00	Activos intangibles	1.000	0	0	0	0	0	1.000
404	12	04	00	Paquetes y programas de computación	1.000	0	0	0	0	0	1.000
404	99	00	00	Otros activos reales	100	0	0	0	0	0	100
404	99	01	00	Otros activos reales	100	0	0	0	0	0	100
				Totales	**1.500.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116257 260093000 EVALUACIÓN Y DIAGNÓSTICO DE LOS CUERPOS DE BOMBEROS Y BOMBERAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA POR LA COORDINACIÓN NACIONAL DE BOMBEROS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL

OBJETIVO DEL PROYECTO: DOTAR A LA COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS DE LOS RECURSOS Y HERRAMIENTAS METODOLÓGICAS Y TÉCNICAS QUE LE PERMITAN UNIFICAR PROTOCOLOS DE ACTUACIÓN Y EQUIPAMIENTO A NIVEL NACIONAL, REGIONAL Y MUNICIPAL.

UNIDAD DE MEDIDA: INFORME TÉCNICO

META: 90

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARACTER CIVIL

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116257 260093000 EVALUACIÓN Y DIAGNÓSTICO DE LOS CUERPOS DE BOMBEROS Y BOMBERAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA POR LA COORDINACIÓN NACIONAL DE BOMBEROS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL

OBJETIVO DEL PROYECTO: DOTAR A LA COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS DE LOS RECURSOS Y HERRAMIENTAS METODOLÓGICAS Y TÉCNICAS QUE LE PERMITAN UNIFICAR PROTOCOLOS DE ACTUACIÓN Y EQUIPAMIENTO A NIVEL NACIONAL, REGIONAL Y MUNICIPAL.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 90

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARACTER CIVIL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260093002 EVALUACIÓN Y DIAGNÓSTICO DE LOS CUERPOS DE BOMBEROS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 90

RESPONSABLE/EJECUTOR: COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.141.014**	**0**	**0**	**0**	**0**	0	**1.141.014**
401	01	00	00	Sueldos, salarios y otras retribuciones	327.257	0	0	0	0	0	327.257
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	100.214	0	0	0	0	0	100.214
401	01	18	00	Remuneraciones al personal contratado	74.043	0	0	0	0	0	74.043
401	01	99	00	Otras retribuciones	153.000	0	0	0	0	0	153.000
401	03	00	00	Primas	155.184	0	0	0	0	0	155.184
401	03	02	00	Primas de transporte a empleados	18.000	0	0	0	0	0	18.000
401	03	03	00	Primas por hogar a empleados	30.000	0	0	0	0	0	30.000
401	03	04	00	Primas por hijos a empleados	36.000	0	0	0	0	0	36.000
401	03	09	00	Primas por antigüedad a empleados	55.729	0	0	0	0	0	55.729
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	15.455	0	0	0	0	0	15.455
401	04	00	00	Complementos de sueldos y salarios	159.840	0	0	0	0	0	159.840
401	04	08	00	Bono compensatorio de alimentación a empleados	68.400	0	0	0	0	0	68.400
401	04	26	00	Bono compensatorio de alimentación al personal contratado	41.040	0	0	0	0	0	41.040
401	04	98	00	Otros complementos al personal contratado	50.400	0	0	0	0	0	50.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	195.982	0	0	0	0	0	195.982
401	05	01	00	Aguinaldos a empleados	113.444	0	0	0	0	0	113.444
401	05	03	00	Bono vacacional a empleados	45.378	0	0	0	0	0	45.378
401	05	07	00	Aguinaldos al personal contratado	32.321	0	0	0	0	0	32.321
401	05	08	00	Bono vacacional al personal contratado	4.839	0	0	0	0	0	4.839
401	06	00	00	Aportes patronales y legales	85.357	0	0	0	0	0	85.357
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	44.924	0	0	0	0	0	44.924
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	12.252	0	0	0	0	0	12.252

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116257 260093000 EVALUACIÓN Y DIAGNÓSTICO DE LOS CUERPOS DE BOMBEROS Y BOMBERAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA POR LA COORDINACIÓN NACIONAL DE BOMBEROS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL

OBJETIVO DEL PROYECTO: DOTAR A LA COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS DE LOS RECURSOS Y HERRAMIENTAS METODOLÓGICAS Y TÉCNICAS QUE LE PERMITAN UNIFICAR PROTOCOLOS DE ACTUACIÓN Y EQUIPAMIENTO A NIVEL NACIONAL, REGIONAL Y MUNICIPAL.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 90

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARACTER CIVIL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260093002 EVALUACIÓN Y DIAGNÓSTICO DE LOS CUERPOS DE BOMBEROS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 90

RESPONSABLE/EJECUTOR: COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.168	0	0	0	0	0	8.168
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	8.168	0	0	0	0	0	8.168
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	6.867	0	0	0	0	0	6.867
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	2.489	0	0	0	0	0	2.489
401	06	95	00	Otros aportes legales por personal contratado	2.489	0	0	0	0	0	2.489
401	07	00	00	Asistencia socio-económica	61.260	0	0	0	0	0	61.260
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	61.260	0	0	0	0	0	61.260
401	08	00	00	Prestaciones sociales e indemnizaciones	156.134	0	0	0	0	0	156.134
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	129.200	0	0	0	0	0	129.200
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	26.934	0	0	0	0	0	26.934
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**151.962**	**0**	**0**	**0**	**0**	0	**151.962**
402	03	00	00	Textiles y vestuarios	20.000	0	0	0	0	0	20.000
402	03	01	00	Textiles	5.000	0	0	0	0	0	5.000
402	03	02	00	Prendas de vestir	5.000	0	0	0	0	0	5.000
402	03	03	00	Calzados	5.000	0	0	0	0	0	5.000
402	03	99	00	Otros productos textiles y vestuarios	5.000	0	0	0	0	0	5.000
402	04	00	00	Productos de cuero y caucho	5.000	0	0	0	0	0	5.000
402	04	03	00	Cauchos y tripas para vehículos	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	39.000	0	0	0	0	0	39.000
402	05	01	00	Pulpa de madera, papel y cartón	1.000	0	0	0	0	0	1.000
402	05	02	00	Envases y cajas de papel y cartón	1.000	0	0	0	0	0	1.000
402	05	03	00	Productos de papel y cartón para oficina	7.000	0	0	0	0	0	7.000
402	05	04	00	Libros, revistas y periódicos	2.000	0	0	0	0	0	2.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116257 260093000 EVALUACIÓN Y DIAGNÓSTICO DE LOS CUERPOS DE BOMBEROS Y BOMBERAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA POR LA COORDINACIÓN NACIONAL DE BOMBEROS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL

OBJETIVO DEL PROYECTO: DOTAR A LA COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS DE LOS RECURSOS Y HERRAMIENTAS METODOLÓGICAS Y TÉCNICAS QUE LE PERMITAN UNIFICAR PROTOCOLOS DE ACTUACIÓN Y EQUIPAMIENTO A NIVEL NACIONAL, REGIONAL Y MUNICIPAL.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 90

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARACTER CIVIL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260093002 EVALUACIÓN Y DIAGNÓSTICO DE LOS CUERPOS DE BOMBEROS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 90

RESPONSABLE/EJECUTOR: COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	05	00	Material de enseñanza	3.000	0	0	0	0	0	3.000
402	05	06	00	Productos de papel y cartón para computación	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	08	00	00	Productos metálicos	27.962	0	0	0	0	0	27.962
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	3.962	0	0	0	0	0	3.962
402	08	07	00	Material de señalamiento	1.000	0	0	0	0	0	1.000
402	08	08	00	Material de educación	20.000	0	0	0	0	0	20.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.000	0	0	0	0	0	1.000
402	08	10	00	Repuestos y accesorios para otros equipos	1.000	0	0	0	0	0	1.000
402	08	99	00	Otros productos metálicos	1.000	0	0	0	0	0	1.000
402	10	00	00	Productos varios y útiles diversos	45.000	0	0	0	0	0	45.000
402	10	02	00	Materiales y útiles de limpieza y aseo	5.000	0	0	0	0	0	5.000
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	07	00	Productos de seguridad en el trabajo	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	5.000	0	0	0	0	0	5.000
402	10	11	00	Materiales eléctricos	5.000	0	0	0	0	0	5.000
402	10	12	00	Materiales para instalaciones sanitarias	5.000	0	0	0	0	0	5.000
402	10	13	00	Materiales fotográficos	5.000	0	0	0	0	0	5.000
402	10	99	00	Otros productos y útiles diversos	5.000	0	0	0	0	0	5.000
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116257 260093000 EVALUACIÓN Y DIAGNÓSTICO DE LOS CUERPOS DE BOMBEROS Y BOMBERAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA POR LA COORDINACIÓN NACIONAL DE BOMBEROS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL

OBJETIVO DEL PROYECTO: DOTAR A LA COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS DE LOS RECURSOS Y HERRAMIENTAS METODOLÓGICAS Y TÉCNICAS QUE LE PERMITAN UNIFICAR PROTOCOLOS DE ACTUACIÓN Y EQUIPAMIENTO A NIVEL NACIONAL, REGIONAL Y MUNICIPAL.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 90

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARACTER CIVIL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260093002 EVALUACIÓN Y DIAGNÓSTICO DE LOS CUERPOS DE BOMBEROS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 90

RESPONSABLE/EJECUTOR: COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**162.524**	**0**	**0**	**0**	**0**	0	**162.524**
403	04	00	00	Servicios básicos	130.000	0	0	0	0	0	130.000
403	04	01	00	Electricidad	48.000	0	0	0	0	0	48.000
403	04	02	00	Gas	1.000	0	0	0	0	0	1.000
403	04	03	00	Agua	20.000	0	0	0	0	0	20.000
403	04	04	00	Teléfonos	25.000	0	0	0	0	0	25.000
403	04	05	00	Servicio de comunicaciones	15.000	0	0	0	0	0	15.000
403	04	06	00	Servicio de aseo urbano y domiciliario	1.000	0	0	0	0	0	1.000
403	04	07	00	Servicio de condominio	20.000	0	0	0	0	0	20.000
403	06	00	00	Servicios de transporte y almacenaje	1.000	0	0	0	0	0	1.000
403	06	01	00	Fletes y embalajes	500	0	0	0	0	0	500
403	06	03	00	Estacionamiento	500	0	0	0	0	0	500
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.000	0	0	0	0	0	15.000
403	07	02	00	Imprenta y reproducción	5.000	0	0	0	0	0	5.000
403	07	03	00	Relaciones sociales	5.000	0	0	0	0	0	5.000
403	07	04	00	Avisos	5.000	0	0	0	0	0	5.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	300	0	0	0	0	0	300
403	08	01	00	Primas y gastos de seguros	100	0	0	0	0	0	100
403	08	02	00	Comisiones y gastos bancarios	100	0	0	0	0	0	100
403	08	03	00	Comisiones y gastos de adquisición de seguros	100	0	0	0	0	0	100
403	09	00	00	Viáticos y pasajes	10.000	0	0	0	0	0	10.000
403	09	01	00	Viáticos y pasajes dentro del pais	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	5	0	0	0	0	0	5
403	10	03	00	Servicios de procesamiento de datos	5	0	0	0	0	0	5

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116257 260093000 EVALUACIÓN Y DIAGNÓSTICO DE LOS CUERPOS DE BOMBEROS Y BOMBERAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA POR LA COORDINACIÓN NACIONAL DE BOMBEROS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL

OBJETIVO DEL PROYECTO: DOTAR A LA COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS DE LOS RECURSOS Y HERRAMIENTAS METODOLÓGICAS Y TÉCNICAS QUE LE PERMITAN UNIFICAR PROTOCOLOS DE ACTUACIÓN Y EQUIPAMIENTO A NIVEL NACIONAL, REGIONAL Y MUNICIPAL.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 90

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARACTER CIVIL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260093002 EVALUACIÓN Y DIAGNÓSTICO DE LOS CUERPOS DE BOMBEROS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 90

RESPONSABLE/EJECUTOR: COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	650	0	0	0	0	0	650
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	100	0	0	0	0	0	100
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	100	0	0	0	0	0	100
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	100	0	0	0	0	0	100
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	100	0	0	0	0	0	100
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	100	0	0	0	0	0	100
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	150	0	0	0	0	0	150
403	18	00	00	Impuestos indirectos	3.241	0	0	0	0	0	3.241
403	18	01	00	Impuesto al valor agregado	3.241	0	0	0	0	0	3.241
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	328	0	0	0	0	0	328
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	328	0	0	0	0	0	328
403	99	00	00	Otros servicios no personales	2.000	0	0	0	0	0	2.000
403	99	01	00	Otros servicios no personales	2.000	0	0	0	0	0	2.000
404	**00**	**00**	**00**	**Activos reales**	**44.500**	**0**	**0**	**0**	**0**	0	**44.500**
404	01	00	00	Repuestos y reparaciones mayores	4.000	0	0	0	0	0	4.000
404	01	01	00	Repuestos mayores	1.000	0	0	0	0	0	1.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	1.000	0	0	0	0	0	1.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	3.000	0	0	0	0	0	3.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.000	0	0	0	0	0	1.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	1.000	0	0	0	0	0	1.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	1.000	0	0	0	0	0	1.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	400	0	0	0	0	0	400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116257 260093000 EVALUACIÓN Y DIAGNÓSTICO DE LOS CUERPOS DE BOMBEROS Y BOMBERAS DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA POR LA COORDINACIÓN NACIONAL DE BOMBEROS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARÁCTER CIVIL

OBJETIVO DEL PROYECTO: DOTAR A LA COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS DE LOS RECURSOS Y HERRAMIENTAS METODOLÓGICAS Y TÉCNICAS QUE LE PERMITAN UNIFICAR PROTOCOLOS DE ACTUACIÓN Y EQUIPAMIENTO A NIVEL NACIONAL, REGIONAL Y MUNICIPAL.

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 90

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS Y ADMINISTRACIÓN DE EMERGENCIAS DE CARACTER CIVIL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260093002 EVALUACIÓN Y DIAGNÓSTICO DE LOS CUERPOS DE BOMBEROS

UNIDAD DE MEDIDA: INFORME TÉCNICO **META:** 90

RESPONSABLE/EJECUTOR: COORDINACIÓN NACIONAL DE BOMBEROS Y BOMBERAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	400	0	0	0	0	0	400
404	04	00	00	Equipos de transporte, tracción y elevación	1.000	0	0	0	0	0	1.000
404	04	01	00	Vehículos automotores terrestres	1.000	0	0	0	0	0	1.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	12.000	0	0	0	0	0	12.000
404	05	01	00	Equipos de telecomunicaciones	6.000	0	0	0	0	0	6.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	6.000	0	0	0	0	0	6.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	11.000	0	0	0	0	0	11.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	6.000	0	0	0	0	0	6.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	5.000	0	0	0	0	0	5.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
404	09	01	00	Mobiliario y equipos de oficina	5.000	0	0	0	0	0	5.000
404	09	02	00	Equipos de computación	5.000	0	0	0	0	0	5.000
404	09	03	00	Mobiliario y equipos de alojamiento	5.000	0	0	0	0	0	5.000
404	12	00	00	Activos intangibles	1.000	0	0	0	0	0	1.000
404	12	04	00	Paquetes y programas de computación	1.000	0	0	0	0	0	1.000
404	99	00	00	Otros activos reales	100	0	0	0	0	0	100
404	99	01	00	Otros activos reales	100	0	0	0	0	0	100
				Totales	**1.500.000**	**0**	**0**	**0**	**0**	0	**1.500.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116262 260094000 FORTALECIMIENTO DE LAS POLÍTICAS DE SEGURIDAD CIUDADANA CON APOYO DIRECTO Y PARTICIPATIVO DE LA COMUNIDAD, ENGRANADA CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA, POR MEDIO DEL TRABAJO COORDINADO ENTRE EL DISPOSITIVO BICENTENARIO DE SEGURIDAD CIUDADANA Y LA COMUNIDAD.

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 36

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE PREVENCIÓN Y SEGURIDAD CIUDADANA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**511.072**	**0**	**0**	**0**	**0**	**0**	**511.072**
402	01	00	00	Productos alimenticios y agropecuarios	320.450	0	0	0	0	0	320.450
402	01	01	00	Alimentos y bebidas para personas	320.450	0	0	0	0	0	320.450
402	03	00	00	Textiles y vestuarios	9.330	0	0	0	0	0	9.330
402	03	01	00	Textiles	3.480	0	0	0	0	0	3.480
402	03	02	00	Prendas de vestir	5.850	0	0	0	0	0	5.850
402	05	00	00	Productos de papel, cartón e impresos	100.398	0	0	0	0	0	100.398
402	05	01	00	Pulpa de madera, papel y cartón	34.720	0	0	0	0	0	34.720
402	05	03	00	Productos de papel y cartón para oficina	65.678	0	0	0	0	0	65.678
402	06	00	00	Productos químicos y derivados	4.177	0	0	0	0	0	4.177
402	06	08	00	Productos plásticos	4.177	0	0	0	0	0	4.177
402	10	00	00	Productos varios y útiles diversos	76.717	0	0	0	0	0	76.717
402	10	02	00	Materiales y útiles de limpieza y aseo	11.903	0	0	0	0	0	11.903
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.014	0	0	0	0	0	7.014
402	10	08	00	Materiales para equipos de computación	57.800	0	0	0	0	0	57.800
403	**00**	**00**	**00**	**Servicios no personales**	**1.148.247**	**0**	**0**	**0**	**0**	**0**	**1.148.247**
403	06	00	00	Servicios de transporte y almacenaje	60.004	0	0	0	0	0	60.004
403	06	03	00	Estacionamiento	30.002	0	0	0	0	0	30.002
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	30.002	0	0	0	0	0	30.002
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.908	0	0	0	0	0	30.908
403	07	02	00	Imprenta y reproducción	30.908	0	0	0	0	0	30.908
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.100	0	0	0	0	0	1.100
403	08	01	00	Primas y gastos de seguros	1.100	0	0	0	0	0	1.100
403	09	00	00	Viáticos y pasajes	719.935	0	0	0	0	0	719.935
403	09	01	00	Viáticos y pasajes dentro del país	719.935	0	0	0	0	0	719.935
403	10	00	00	Servicios profesionales y técnicos	53.453	0	0	0	0	0	53.453
403	10	02	00	Servicios de contabilidad y auditoría	13.567	0	0	0	0	0	13.567
403	10	07	00	Servicios de capacitación y adiestramiento	12.752	0	0	0	0	0	12.752

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116262 260094000 FORTALECIMIENTO DE LAS POLÍTICAS DE SEGURIDAD CIUDADANA CON APOYO DIRECTO Y PARTICIPATIVO DE LA COMUNIDAD, ENGRANADA CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA, POR MEDIO DEL TRABAJO COORDINADO ENTRE EL DISPOSITIVO BICENTENARIO DE SEGURIDAD CIUDADANA Y LA COMUNIDAD.

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 36

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE PREVENCIÓN Y SEGURIDAD CIUDADANA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	09	00	Servicios de lavandería y tintorería	13.567	0	0	0	0	0	13.567
403	10	99	00	Otros servicios profesionales y técnicos	13.567	0	0	0	0	0	13.567
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	36.309	0	0	0	0	0	36.309
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.103	0	0	0	0	0	12.103
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.103	0	0	0	0	0	12.103
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	12.103	0	0	0	0	0	12.103
403	12	00	00	Conservación y reparaciones menores de obras	47.420	0	0	0	0	0	47.420
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	47.420	0	0	0	0	0	47.420
403	18	00	00	Impuestos indirectos	199.118	0	0	0	0	0	199.118
403	18	01	00	Impuesto al valor agregado	199.118	0	0	0	0	0	199.118
				Totales	**1.659.319**	**0**	**0**	**0**	**0**	**0**	**1.659.319**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116262 260094000 FORTALECIMIENTO DE LAS POLÍTICAS DE SEGURIDAD CIUDADANA CON APOYO DIRECTO Y PARTICIPATIVO DE LA COMUNIDAD, ENGRANADA CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA, POR MEDIO DEL TRABAJO COORDINADO ENTRE EL DISPOSITIVO BICENTENARIO DE SEGURIDAD CIUDADANA Y LA COMUNIDAD.

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO

META: 36

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE PREVENCIÓN Y SEGURIDAD CIUDADANA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116262 260094000 FORTALECIMIENTO DE LAS POLÍTICAS DE SEGURIDAD CIUDADANA CON APOYO DIRECTO Y PARTICIPATIVO DE LA COMUNIDAD, ENGRANADA CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA, POR MEDIO DEL TRABAJO COORDINADO ENTRE EL DISPOSITIVO BICENTENARIO DE SEGURIDAD CIUDADANA Y LA COMUNIDAD.

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 36

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE PREVENCIÓN Y SEGURIDAD CIUDADANA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260094001 COORDINAR CON LOS CONSEJOS COMUNALES DE LOS MUNICIPIOS SIMÓN BOLÍVAR, JUAN ANTONIO SOTILLO, SIMÓN RODRIGUEZ, ANACO (ANZOÁTEGUI), GIRARDOT, ZAMORA, SANTIAGO MARIÑO, SUCRE, MARIO BRICEÑO IRAGORRY (ARAGUA), BARINAS, EZEQUIEL ZAMORA, ANTONIO JOSÉ DE SUCRE, (BARINAS). CARONÍ, HERES (BOLÍVAR). VALENCIA,

UNIDAD DE MEDIDA: REUNIÓN **META:** 743

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**1.148.247**	**0**	**0**	**0**	**0**	0	**1.148.247**
403	06	00	00	Servicios de transporte y almacenaje	60.004	0	0	0	0	0	60.004
403	06	03	00	Estacionamiento	30.002	0	0	0	0	0	30.002
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	30.002	0	0	0	0	0	30.002
403	07	00	00	Servicios de información, impresión y relaciones públicas	30.908	0	0	0	0	0	30.908
403	07	02	00	Imprenta y reproducción	30.908	0	0	0	0	0	30.908
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.100	0	0	0	0	0	1.100
403	08	01	00	Primas y gastos de seguros	1.100	0	0	0	0	0	1.100
403	09	00	00	Viáticos y pasajes	719.935	0	0	0	0	0	719.935
403	09	01	00	Viáticos y pasajes dentro del país	719.935	0	0	0	0	0	719.935
403	10	00	00	Servicios profesionales y técnicos	53.453	0	0	0	0	0	53.453
403	10	02	00	Servicios de contabilidad y auditoría	13.567	0	0	0	0	0	13.567
403	10	07	00	Servicios de capacitación y adiestramiento	12.752	0	0	0	0	0	12.752
403	10	09	00	Servicios de lavandería y tintorería	13.567	0	0	0	0	0	13.567
403	10	99	00	Otros servicios profesionales y técnicos	13.567	0	0	0	0	0	13.567
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	36.309	0	0	0	0	0	36.309
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	12.103	0	0	0	0	0	12.103
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.103	0	0	0	0	0	12.103
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	12.103	0	0	0	0	0	12.103
403	12	00	00	Conservación y reparaciones menores de obras	47.420	0	0	0	0	0	47.420
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	47.420	0	0	0	0	0	47.420
403	18	00	00	Impuestos indirectos	199.118	0	0	0	0	0	199.118
403	18	01	00	Impuesto al valor agregado	199.118	0	0	0	0	0	199.118

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116262 260094000 FORTALECIMIENTO DE LAS POLÍTICAS DE SEGURIDAD CIUDADANA CON APOYO DIRECTO Y PARTICIPATIVO DE LA COMUNIDAD, ENGRANADA CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA, POR MEDIO DEL TRABAJO COORDINADO ENTRE EL DISPOSITIVO BICENTENARIO DE SEGURIDAD CIUDADANA Y LA COMUNIDAD.

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 36

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE PREVENCIÓN Y SEGURIDAD CIUDADANA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260094001 COORDINAR CON LOS CONSEJOS COMUNALES DE LOS MUNICIPIOS SIMÓN BOLÍVAR, JUAN ANTONIO SOTILLO, SIMÓN RODRIGUEZ, ANACO (ANZOÁTEGUI), GIRARDOT, ZAMORA, SANTIAGO MARIÑO, SUCRE, MARIO BRICEÑO IRAGORRY (ARAGUA), BARINAS, EZEQUIEL ZAMORA, ANTONIO JOSÉ DE SUCRE, (BARINAS). CARONÍ, HERES (BOLÍVAR). VALENCIA,

UNIDAD DE MEDIDA: REUNIÓN **META:** 743

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**1.148.247**	**0**	**0**	**0**	**0**	0	**1.148.247**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116262 260094000 FORTALECIMIENTO DE LAS POLÍTICAS DE SEGURIDAD CIUDADANA CON APOYO DIRECTO Y PARTICIPATIVO DE LA COMUNIDAD, ENGRANADA CON EL DISPOSITIVO BICENTENARIO DE SEGURIDAD.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA, POR MEDIO DEL TRABAJO COORDINADO ENTRE EL DISPOSITIVO BICENTENARIO DE SEGURIDAD CIUDADANA Y LA COMUNIDAD.

UNIDAD DE MEDIDA: INFORME ESTADÍSTICO **META:** 36

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE PREVENCIÓN Y SEGURIDAD CIUDADANA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260094002 ADAPTACIÓN DE LOS PLANES DE SEGURIDAD ENTRE LA COMUNIDAD ORGANIZADA Y EL DISPOSITIVO BICENTENARIO DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: REUNIÓN **META:** 31

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE PREVENCION Y SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**511.072**	**0**	**0**	**0**	**0**	0	**511.072**
402	01	00	00	Productos alimenticios y agropecuarios	320.450	0	0	0	0	0	320.450
402	01	01	00	Alimentos y bebidas para personas	320.450	0	0	0	0	0	320.450
402	03	00	00	Textiles y vestuarios	9.330	0	0	0	0	0	9.330
402	03	01	00	Textiles	3.480	0	0	0	0	0	3.480
402	03	02	00	Prendas de vestir	5.850	0	0	0	0	0	5.850
402	05	00	00	Productos de papel, cartón e impresos	100.398	0	0	0	0	0	100.398
402	05	01	00	Pulpa de madera, papel y cartón	34.720	0	0	0	0	0	34.720
402	05	03	00	Productos de papel y cartón para oficina	65.678	0	0	0	0	0	65.678
402	06	00	00	Productos químicos y derivados	4.177	0	0	0	0	0	4.177
402	06	08	00	Productos plásticos	4.177	0	0	0	0	0	4.177
402	10	00	00	Productos varios y útiles diversos	76.717	0	0	0	0	0	76.717
402	10	02	00	Materiales y útiles de limpieza y aseo	11.903	0	0	0	0	0	11.903
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.014	0	0	0	0	0	7.014
402	10	08	00	Materiales para equipos de computación	57.800	0	0	0	0	0	57.800
				Totales	**511.072**	**0**	**0**	**0**	**0**	0	**511.072**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116250 260095000 FORTALECIMIENTO DEL SERVICIO DE POLICÍA (FASE IV)

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DE LA SEGURIDAD CUIDADANA

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 3

RESPONSABLE/EJECUTOR: FONDO INTERGUBERNAMENTAL DEL SERVICIO DE POLICÍA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.790.917**	**0**	**0**	**0**	**0**	**0**	**1.790.917**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.111.752	0	0	0	0	0	1.111.752
401	01	18	00	Remuneraciones al personal contratado	1.111.752	0	0	0	0	0	1.111.752
401	04	00	00	Complementos de sueldos y salarios	259.920	0	0	0	0	0	259.920
401	04	26	00	Bono compensatorio de alimentación al personal contratado	259.920	0	0	0	0	0	259.920
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	186.721	0	0	0	0	0	186.721
401	05	07	00	Aguinaldos al personal contratado	170.895	0	0	0	0	0	170.895
401	05	08	00	Bono vacacional al personal contratado	15.826	0	0	0	0	0	15.826
401	06	00	00	Aportes patronales y legales	100.162	0	0	0	0	0	100.162
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	73.452	0	0	0	0	0	73.452
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	13.355	0	0	0	0	0	13.355
401	06	95	00	Otros aportes legales por personal contratado	13.355	0	0	0	0	0	13.355
401	08	00	00	Prestaciones sociales e indemnizaciones	132.362	0	0	0	0	0	132.362
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	132.362	0	0	0	0	0	132.362
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**32.257.039**	**0**	**0**	**0**	**0**	**0**	**32.257.039**
402	01	00	00	Productos alimenticios y agropecuarios	6.000	0	0	0	0	0	6.000
402	01	01	00	Alimentos y bebidas para personas	6.000	0	0	0	0	0	6.000
402	03	00	00	Textiles y vestuarios	11.827.465	0	0	0	0	0	11.827.465
402	03	02	00	Prendas de vestir	6.457.916	0	0	0	0	0	6.457.916
402	03	03	00	Calzados	5.369.549	0	0	0	0	0	5.369.549
402	05	00	00	Productos de papel, cartón e impresos	48.205	0	0	0	0	0	48.205
402	05	01	00	Pulpa de madera, papel y cartón	1.770	0	0	0	0	0	1.770
402	05	03	00	Productos de papel y cartón para oficina	42.535	0	0	0	0	0	42.535
402	05	04	00	Libros, revistas y periódicos	3.900	0	0	0	0	0	3.900
402	06	00	00	Productos químicos y derivados	45.300	0	0	0	0	0	45.300
402	06	03	00	Tintas, pinturas y colorantes	42.900	0	0	0	0	0	42.900
402	06	08	00	Productos plásticos	2.400	0	0	0	0	0	2.400
402	08	00	00	Productos metálicos	20.241.988	0	0	0	0	0	20.241.988
402	08	05	00	Materiales de orden público, seguridad y defensa	20.241.988	0	0	0	0	0	20.241.988

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116250 260095000 FORTALECIMIENTO DEL SERVICIO DE POLICÍA (FASE IV)

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DE LA SEGURIDAD CUIDADANA

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA

META: 3

RESPONSABLE/EJECUTOR: FONDO INTERGUBERNAMENTAL DEL SERVICIO DE POLICÍA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	00	00	Productos varios y útiles diversos	86.081	0	0	0	0	0	86.081
402	10	02	00	Materiales y útiles de limpieza y aseo	4.646	0	0	0	0	0	4.646
402	10	03	00	Utensilios de cocina y comedor	1.410	0	0	0	0	0	1.410
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	30.025	0	0	0	0	0	30.025
402	10	08	00	Materiales para equipos de computación	48.000	0	0	0	0	0	48.000
402	10	99	00	Otros productos y útiles diversos	2.000	0	0	0	0	0	2.000
402	99	00	00	Otros materiales y suministros	2.000	0	0	0	0	0	2.000
402	99	01	00	Otros materiales y suministros	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**21.236.386**	**0**	**0**	**0**	**0**	**0**	**21.236.386**
403	07	00	00	Servicios de información, impresión y relaciones públicas	114.000	0	0	0	0	0	114.000
403	07	02	00	Imprenta y reproducción	114.000	0	0	0	0	0	114.000
403	09	00	00	Viáticos y pasajes	69.547	0	0	0	0	0	69.547
403	09	01	00	Viáticos y pasajes dentro del país	31.503	0	0	0	0	0	31.503
403	09	02	00	Viáticos y pasajes fuera del pais	38.044	0	0	0	0	0	38.044
403	10	00	00	Servicios profesionales y técnicos	8.654.000	0	0	0	0	0	8.654.000
403	10	07	00	Servicios de capacitación y adiestramiento	7.854.000	0	0	0	0	0	7.854.000
403	10	99	00	Otros servicios profesionales y técnicos	800.000	0	0	0	0	0	800.000
403	12	00	00	Conservación y reparaciones menores de obras	3.000.000	0	0	0	0	0	3.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.000.000	0	0	0	0	0	3.000.000
403	18	00	00	Impuestos indirectos	9.391.341	0	0	0	0	0	9.391.341
403	18	01	00	Impuesto al valor agregado	9.391.341	0	0	0	0	0	9.391.341
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	6.498	0	0	0	0	0	6.498
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	6.498	0	0	0	0	0	6.498
403	99	00	00	Otros servicios no personales	1.000	0	0	0	0	0	1.000
403	99	01	00	Otros servicios no personales	1.000	0	0	0	0	0	1.000
404	**00**	**00**	**00**	**Activos reales**	**24.767.750**	**0**	**0**	**0**	**0**	**0**	**24.767.750**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	5.000.000	0	0	0	0	0	5.000.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	5.000.000	0	0	0	0	0	5.000.000
404	04	00	00	Equipos de transporte, tracción y elevación	8.770.000	0	0	0	0	0	8.770.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116250 260095000 FORTALECIMIENTO DEL SERVICIO DE POLICÍA (FASE IV)

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DE LA SEGURIDAD CUIDADANA

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA

META: 3

RESPONSABLE/EJECUTOR: FONDO INTERGUBERNAMENTAL DEL SERVICIO DE POLICÍA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	01	00	Vehículos automotores terrestres	8.770.000	0	0	0	0	0	8.770.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	809.000	0	0	0	0	0	809.000
404	05	01	00	Equipos de telecomunicaciones	809.000	0	0	0	0	0	809.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.700	0	0	0	0	0	2.700
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.700	0	0	0	0	0	2.700
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	10.000.000	0	0	0	0	0	10.000.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	10.000.000	0	0	0	0	0	10.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	181.050	0	0	0	0	0	181.050
404	09	01	00	Mobiliario y equipos de oficina	110.000	0	0	0	0	0	110.000
404	09	02	00	Equipos de computación	61.250	0	0	0	0	0	61.250
404	09	03	00	Mobiliario y equipos de alojamiento	9.800	0	0	0	0	0	9.800
404	99	00	00	Otros activos reales	5.000	0	0	0	0	0	5.000
404	99	01	00	Otros activos reales	5.000	0	0	0	0	0	5.000
				Totales	**80.052.092**	**0**	**0**	**0**	**0**	**0**	**80.052.092**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116250 260095000 FORTALECIMIENTO DEL SERVICIO DE POLICÍA (FASE IV)

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DE LA SEGURIDAD CUIDADANA

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA

META: 3

RESPONSABLE/EJECUTOR: FONDO INTERGUBERNAMENTAL DEL SERVICIO DE POLICÍA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116250 260095000 FORTALECIMIENTO DEL SERVICIO DE POLICÍA (FASE IV)

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DE LA SEGURIDAD CUIDADANA

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 3

RESPONSABLE/EJECUTOR: FONDO INTERGUBERNAMENTAL DEL SERVICIO DE POLICÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260095001 COADYUVAR ECONÓMICAMENTE EN EL FORTALECIMIENTO DEL SERVICIO DE POLICÍA Y PUESTA EN MARCHA DEL NUEVO MODELO POLICIAL A NIVEL NACIONAL.

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 2.000

RESPONSABLE/EJECUTOR: FONDO INTERGUBERNAMENTAL DEL SERVICIO DE POLICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.790.917**	**0**	**0**	**0**	**0**	0	**1.790.917**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.111.752	0	0	0	0	0	1.111.752
401	01	18	00	Remuneraciones al personal contratado	1.111.752	0	0	0	0	0	1.111.752
401	04	00	00	Complementos de sueldos y salarios	259.920	0	0	0	0	0	259.920
401	04	26	00	Bono compensatorio de alimentación al personal contratado	259.920	0	0	0	0	0	259.920
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	186.721	0	0	0	0	0	186.721
401	05	07	00	Aguinaldos al personal contratado	170.895	0	0	0	0	0	170.895
401	05	08	00	Bono vacacional al personal contratado	15.826	0	0	0	0	0	15.826
401	06	00	00	Aportes patronales y legales	100.162	0	0	0	0	0	100.162
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	73.452	0	0	0	0	0	73.452
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	13.355	0	0	0	0	0	13.355
401	06	95	00	Otros aportes legales por personal contratado	13.355	0	0	0	0	0	13.355
401	08	00	00	Prestaciones sociales e indemnizaciones	132.362	0	0	0	0	0	132.362
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	132.362	0	0	0	0	0	132.362
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**32.257.039**	**0**	**0**	**0**	**0**	0	**32.257.039**
402	01	00	00	Productos alimenticios y agropecuarios	6.000	0	0	0	0	0	6.000
402	01	01	00	Alimentos y bebidas para personas	6.000	0	0	0	0	0	6.000
402	03	00	00	Textiles y vestuarios	11.827.465	0	0	0	0	0	11.827.465
402	03	02	00	Prendas de vestir	6.457.916	0	0	0	0	0	6.457.916
402	03	03	00	Calzados	5.369.549	0	0	0	0	0	5.369.549
402	05	00	00	Productos de papel, cartón e impresos	48.205	0	0	0	0	0	48.205
402	05	01	00	Pulpa de madera, papel y cartón	1.770	0	0	0	0	0	1.770
402	05	03	00	Productos de papel y cartón para oficina	42.535	0	0	0	0	0	42.535
402	05	04	00	Libros, revistas y periódicos	3.900	0	0	0	0	0	3.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116250 260095000 FORTALECIMIENTO DEL SERVICIO DE POLICÍA (FASE IV)

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DE LA SEGURIDAD CUIDADANA

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 3

RESPONSABLE/EJECUTOR: FONDO INTERGUBERNAMENTAL DEL SERVICIO DE POLICÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260095001 COADYUVAR ECONÓMICAMENTE EN EL FORTALECIMIENTO DEL SERVICIO DE POLICÍA Y PUESTA EN MARCHA DEL NUEVO MODELO POLICIAL A NIVEL NACIONAL.

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 2.000

RESPONSABLE/EJECUTOR: FONDO INTERGUBERNAMENTAL DEL SERVICIO DE POLICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos quimicos y derivados	45.300	0	0	0	0	0	45.300
402	06	03	00	Tintas, pinturas y colorantes	42.900	0	0	0	0	0	42.900
402	06	08	00	Productos plásticos	2.400	0	0	0	0	0	2.400
402	08	00	00	Productos metálicos	20.241.988	0	0	0	0	0	20.241.988
402	08	05	00	Materiales de orden público, seguridad y defensa	20.241.988	0	0	0	0	0	20.241.988
402	10	00	00	Productos varios y útiles diversos	86.081	0	0	0	0	0	86.081
402	10	02	00	Materiales y útiles de limpieza y aseo	4.646	0	0	0	0	0	4.646
402	10	03	00	Utensilios de cocina y comedor	1.410	0	0	0	0	0	1.410
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	30.025	0	0	0	0	0	30.025
402	10	08	00	Materiales para equipos de computación	48.000	0	0	0	0	0	48.000
402	10	99	00	Otros productos y útiles diversos	2.000	0	0	0	0	0	2.000
402	99	00	00	Otros materiales y suministros	2.000	0	0	0	0	0	2.000
402	99	01	00	Otros materiales y suministros	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**21.236.386**	**0**	**0**	**0**	**0**	0	**21.236.386**
403	07	00	00	Servicios de información, impresión y relaciones públicas	114.000	0	0	0	0	0	114.000
403	07	02	00	Imprenta y reproducción	114.000	0	0	0	0	0	114.000
403	09	00	00	Viáticos y pasajes	69.547	0	0	0	0	0	69.547
403	09	01	00	Viáticos y pasajes dentro del pais	31.503	0	0	0	0	0	31.503
403	09	02	00	Viáticos y pasajes fuera del pais	38.044	0	0	0	0	0	38.044
403	10	00	00	Servicios profesionales y técnicos	8.654.000	0	0	0	0	0	8.654.000
403	10	07	00	Servicios de capacitación y adiestramiento	7.854.000	0	0	0	0	0	7.854.000
403	10	99	00	Otros servicios profesionales y técnicos	800.000	0	0	0	0	0	800.000
403	12	00	00	Conservación y reparaciones menores de obras	3.000.000	0	0	0	0	0	3.000.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.000.000	0	0	0	0	0	3.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116250 260095000 FORTALECIMIENTO DEL SERVICIO DE POLICÍA (FASE IV)

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DE LA SEGURIDAD CUIDADANA

UNIDAD DE MEDIDA: ORGANIZACIÓN FORTALECIDA **META:** 3

RESPONSABLE/EJECUTOR: FONDO INTERGUBERNAMENTAL DEL SERVICIO DE POLICÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260095001 COADYUVAR ECONÓMICAMENTE EN EL FORTALECIMIENTO DEL SERVICIO DE POLICÍA Y PUESTA EN MARCHA DEL NUEVO MODELO POLICIAL A NIVEL NACIONAL.

UNIDAD DE MEDIDA: FUNCIONARIO **META:** 2.000

RESPONSABLE/EJECUTOR: FONDO INTERGUBERNAMENTAL DEL SERVICIO DE POLICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	9.391.341	0	0	0	0	0	9.391.341
403	18	01	00	Impuesto al valor agregado	9.391.341	0	0	0	0	0	9.391.341
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	6.498	0	0	0	0	0	6.498
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	6.498	0	0	0	0	0	6.498
403	99	00	00	Otros servicios no personales	1.000	0	0	0	0	0	1.000
403	99	01	00	Otros servicios no personales	1.000	0	0	0	0	0	1.000
404	**00**	**00**	**00**	**Activos reales**	**24.767.750**	**0**	**0**	**0**	**0**	0	**24.767.750**
404	02	00	00	Conservación, ampliaciones y mejoras mayores de obras	5.000.000	0	0	0	0	0	5.000.000
404	02	01	00	Conservación, ampliaciones y mejoras mayores de obras en bienes del dominio privado	5.000.000	0	0	0	0	0	5.000.000
404	04	00	00	Equipos de transporte, tracción y elevación	8.770.000	0	0	0	0	0	8.770.000
404	04	01	00	Vehículos automotores terrestres	8.770.000	0	0	0	0	0	8.770.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	809.000	0	0	0	0	0	809.000
404	05	01	00	Equipos de telecomunicaciones	809.000	0	0	0	0	0	809.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	2.700	0	0	0	0	0	2.700
404	07	02	00	Equipos de enseñanza, deporte y recreación	2.700	0	0	0	0	0	2.700
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	10.000.000	0	0	0	0	0	10.000.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	10.000.000	0	0	0	0	0	10.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	181.050	0	0	0	0	0	181.050
404	09	01	00	Mobiliario y equipos de oficina	110.000	0	0	0	0	0	110.000
404	09	02	00	Equipos de computación	61.250	0	0	0	0	0	61.250
404	09	03	00	Mobiliario y equipos de alojamiento	9.800	0	0	0	0	0	9.800
404	99	00	00	Otros activos reales	5.000	0	0	0	0	0	5.000
404	99	01	00	Otros activos reales	5.000	0	0	0	0	0	5.000
				Totales	**80.052.092**	**0**	**0**	**0**	**0**	0	**80.052.092**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116255 260096000 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE POLICÍA.

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PUBLICAS EN MATERIA DEL SERVICIO DE POLICÍA PARA IMPLANTAR EL NUEVO MODELO DE POLICÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**21.820.041**	**0**	**0**	**0**	**0**	**0**	**21.820.041**
401	01	00	00	Sueldos, salarios y otras retribuciones	21.820.041	0	0	0	0	0	21.820.041
401	01	18	00	Remuneraciones al personal contratado	19.366.041	0	0	0	0	0	19.366.041
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	2.454.000	0	0	0	0	0	2.454.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.857.580**	**0**	**0**	**0**	**0**	**0**	**1.857.580**
402	01	00	00	Productos alimenticios y agropecuarios	393.660	0	0	0	0	0	393.660
402	01	01	00	Alimentos y bebidas para personas	393.660	0	0	0	0	0	393.660
402	03	00	00	Textiles y vestuarios	111.260	0	0	0	0	0	111.260
402	03	01	00	Textiles	18.060	0	0	0	0	0	18.060
402	03	02	00	Prendas de vestir	93.200	0	0	0	0	0	93.200
402	04	00	00	Productos de cuero y caucho	101.000	0	0	0	0	0	101.000
402	04	03	00	Cauchos y tripas para vehículos	101.000	0	0	0	0	0	101.000
402	05	00	00	Productos de papel, cartón e impresos	333.940	0	0	0	0	0	333.940
402	05	01	00	Pulpa de madera, papel y cartón	21.640	0	0	0	0	0	21.640
402	05	02	00	Envases y cajas de papel y cartón	1.600	0	0	0	0	0	1.600
402	05	03	00	Productos de papel y cartón para oficina	275.700	0	0	0	0	0	275.700
402	05	04	00	Libros, revistas y periódicos	30.000	0	0	0	0	0	30.000
402	05	06	00	Productos de papel y cartón para computación	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	42.726	0	0	0	0	0	42.726
402	06	03	00	Tintas, pinturas y colorantes	11.000	0	0	0	0	0	11.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.709	0	0	0	0	0	2.709
402	06	05	00	Productos de tocador	1.500	0	0	0	0	0	1.500
402	06	06	00	Combustibles y lubricantes	8.667	0	0	0	0	0	8.667
402	06	08	00	Productos plásticos	18.850	0	0	0	0	0	18.850
402	08	00	00	Productos metálicos	72.280	0	0	0	0	0	72.280
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	16.880	0	0	0	0	0	16.880
402	08	09	00	Repuestos y accesorios para equipos de transporte	55.400	0	0	0	0	0	55.400
402	10	00	00	Productos varios y útiles diversos	794.714	0	0	0	0	0	794.714
402	10	02	00	Materiales y útiles de limpieza y aseo	16.530	0	0	0	0	0	16.530

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116255 260096000 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE POLICÍA.

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PUBLICAS EN MATERIA DEL SERVICIO DE POLICÍA PARA IMPLANTAR EL NUEVO MODELO DE POLICÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	5.110	0	0	0	0	0	5.110
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	147.304	0	0	0	0	0	147.304
402	10	06	00	Condecoraciones, ofrendas y similares	40.000	0	0	0	0	0	40.000
402	10	07	00	Productos de seguridad en el trabajo	5.900	0	0	0	0	0	5.900
402	10	08	00	Materiales para equipos de computación	340.380	0	0	0	0	0	340.380
402	10	11	00	Materiales eléctricos	12.420	0	0	0	0	0	12.420
402	10	12	00	Materiales para instalaciones sanitarias	25.670	0	0	0	0	0	25.670
402	10	99	00	Otros productos y útiles diversos	201.400	0	0	0	0	0	201.400
402	99	00	00	Otros materiales y suministros	8.000	0	0	0	0	0	8.000
402	99	01	00	Otros materiales y suministros	8.000	0	0	0	0	0	8.000
403	**00**	**00**	**00**	**Servicios no personales**	**16.150.589**	**0**	**0**	**0**	**0**	**0**	**16.150.589**
403	01	00	00	Alquileres de inmuebles	995.000	0	0	0	0	0	995.000
403	01	01	00	Alquileres de edificios y locales	995.000	0	0	0	0	0	995.000
403	02	00	00	Alquileres de maquinaria y equipos	140.139	0	0	0	0	0	140.139
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	140.139	0	0	0	0	0	140.139
403	04	00	00	Servicios básicos	169.210	0	0	0	0	0	169.210
403	04	04	00	Teléfonos	151.200	0	0	0	0	0	151.200
403	04	05	00	Servicio de comunicaciones	18.010	0	0	0	0	0	18.010
403	06	00	00	Servicios de transporte y almacenaje	328.020	0	0	0	0	0	328.020
403	06	02	00	Almacenaje	270.000	0	0	0	0	0	270.000
403	06	03	00	Estacionamiento	10.920	0	0	0	0	0	10.920
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	47.100	0	0	0	0	0	47.100
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.542.412	0	0	0	0	0	4.542.412
403	07	01	00	Publicidad y propaganda	440.400	0	0	0	0	0	440.400
403	07	02	00	Imprenta y reproducción	2.796.412	0	0	0	0	0	2.796.412
403	07	04	00	Avisos	1.305.600	0	0	0	0	0	1.305.600
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	459.500	0	0	0	0	0	459.500
403	08	01	00	Primas y gastos de seguros	449.500	0	0	0	0	0	449.500
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116255 260096000 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE POLICÍA.

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PUBLICAS EN MATERIA DEL SERVICIO DE POLICÍA PARA IMPLANTAR EL NUEVO MODELO DE POLICÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	4.195.539	0	0	0	0	0	4.195.539
403	09	01	00	Viáticos y pasajes dentro del pais	4.021.939	0	0	0	0	0	4.021.939
403	09	02	00	Viáticos y pasajes fuera del pais	173.600	0	0	0	0	0	173.600
403	10	00	00	Servicios profesionales y técnicos	1.891.410	0	0	0	0	0	1.891.410
403	10	02	00	Servicios de contabilidad y auditoria	70.000	0	0	0	0	0	70.000
403	10	11	00	Servicios para la elaboración y suministro de comida	551.880	0	0	0	0	0	551.880
403	10	99	00	Otros servicios profesionales y técnicos	1.269.530	0	0	0	0	0	1.269.530
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	282.000	0	0	0	0	0	282.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	208.000	0	0	0	0	0	208.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	24.000	0	0	0	0	0	24.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
403	12	00	00	Conservación y reparaciones menores de obras	100.000	0	0	0	0	0	100.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	100.000	0	0	0	0	0	100.000
403	15	00	00	Servicios fiscales	29.062	0	0	0	0	0	29.062
403	15	02	00	Tasas y otros derechos obligatorios	29.062	0	0	0	0	0	29.062
403	16	00	00	Servicios de diversión, esparcimiento y culturales	40.000	0	0	0	0	0	40.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	1.947.851	0	0	0	0	0	1.947.851
403	18	01	00	Impuesto al valor agregado	1.947.851	0	0	0	0	0	1.947.851
403	99	00	00	Otros servicios no personales	1.030.446	0	0	0	0	0	1.030.446
403	99	01	00	Otros servicios no personales	1.030.446	0	0	0	0	0	1.030.446
404	**00**	**00**	**00**	**Activos reales**	**171.790**	**0**	**0**	**0**	**0**	**0**	**171.790**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.100	0	0	0	0	0	3.100
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	600	0	0	0	0	0	600
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	2.500	0	0	0	0	0	2.500
404	05	00	00	Equipos de comunicaciones y de señalamiento	25.200	0	0	0	0	0	25.200
404	05	01	00	Equipos de telecomunicaciones	25.200	0	0	0	0	0	25.200
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.700	0	0	0	0	0	5.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116255 260096000 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE POLICÍA.

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PUBLICAS EN MATERIA DEL SERVICIO DE POLICÍA PARA IMPLANTAR EL NUEVO MODELO DE POLICÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	5.700	0	0	0	0	0	5.700
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	127.790	0	0	0	0	0	127.790
404	09	01	00	Mobiliario y equipos de oficina	23.250	0	0	0	0	0	23.250
404	09	02	00	Equipos de computación	80.040	0	0	0	0	0	80.040
404	09	03	00	Mobiliario y equipos de alojamiento	14.500	0	0	0	0	0	14.500
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
404	99	00	00	Otros activos reales	10.000	0	0	0	0	0	10.000
404	99	01	00	Otros activos reales	10.000	0	0	0	0	0	10.000
				Totales	**40.000.000**	**0**	**0**	**0**	**0**	**0**	**40.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116255 260096000 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE POLICÍA.

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PUBLICAS EN MATERIA DEL SERVICIO DE POLICÍA PARA IMPLANTAR EL NUEVO MODELO DE POLICÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN

META: 4

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116255 260096000 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE POLICÍA.

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PUBLICAS EN MATERIA DEL SERVICIO DE POLICÍA PARA IMPLANTAR EL NUEVO MODELO DE POLICÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260096001 ASISTIR TÉCNICAMENTE LA INSTALACIÓN DE PROTOCOLOS PARA EL EFICIENTE EJERCICIO DE LAS ATRIBUCIONES

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: SEJ-CGP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.541.341**	**0**	**0**	**0**	**0**	0	**2.541.341**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.541.341	0	0	0	0	0	2.541.341
401	01	18	00	Remuneraciones al personal contratado	2.541.341	0	0	0	0	0	2.541.341
403	**00**	**00**	**00**	**Servicios no personales**	**2.220.895**	**0**	**0**	**0**	**0**	0	**2.220.895**
403	01	00	00	Alquileres de inmuebles	57.000	0	0	0	0	0	57.000
403	01	01	00	Alquileres de edificios y locales	57.000	0	0	0	0	0	57.000
403	02	00	00	Alquileres de maquinaria y equipos	24.000	0	0	0	0	0	24.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	24.000	0	0	0	0	0	24.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	200.000	0	0	0	0	0	200.000
403	07	04	00	Avisos	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	700.000	0	0	0	0	0	700.000
403	09	01	00	Viáticos y pasajes dentro del país	700.000	0	0	0	0	0	700.000
403	10	00	00	Servicios profesionales y técnicos	972.000	0	0	0	0	0	972.000
403	10	11	00	Servicios para la elaboración y suministro de comida	40.000	0	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	932.000	0	0	0	0	0	932.000
403	15	00	00	Servicios fiscales	3.097	0	0	0	0	0	3.097
403	15	02	00	Tasas y otros derechos obligatorios	3.097	0	0	0	0	0	3.097
403	18	00	00	Impuestos indirectos	237.953	0	0	0	0	0	237.953
403	18	01	00	Impuesto al valor agregado	237.953	0	0	0	0	0	237.953
403	99	00	00	Otros servicios no personales	26.845	0	0	0	0	0	26.845
403	99	01	00	Otros servicios no personales	26.845	0	0	0	0	0	26.845
				Totales	**4.762.236**	**0**	**0**	**0**	**0**	0	**4.762.236**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116255 260096000 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE POLICÍA.

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PUBLICAS EN MATERIA DEL SERVICIO DE POLICÍA PARA IMPLANTAR EL NUEVO MODELO DE POLICÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260096002 BRINDAR ASISTENCIA TÉCNICA PARA EL FORTALECIMIENTO DE LAS JEFATURAS EN LOS TERRITORIOS OBJETOS DE DESPLIEGUE NACIONAL

UNIDAD DE MEDIDA: SUPERVISOR **META:** 9

RESPONSABLE/EJECUTOR: SEJ-CGP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.554.000**	**0**	**0**	**0**	**0**	0	**4.554.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.554.000	0	0	0	0	0	4.554.000
401	01	18	00	Remuneraciones al personal contratado	2.154.000	0	0	0	0	0	2.154.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	2.400.000	0	0	0	0	0	2.400.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.006.646**	**0**	**0**	**0**	**0**	0	**1.006.646**
403	02	00	00	Alquileres de maquinaria y equipos	30.000	0	0	0	0	0	30.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	30.000	0	0	0	0	0	30.000
403	04	00	00	Servicios básicos	16.800	0	0	0	0	0	16.800
403	04	05	00	Servicio de comunicaciones	16.800	0	0	0	0	0	16.800
403	06	00	00	Servicios de transporte y almacenaje	10.920	0	0	0	0	0	10.920
403	06	03	00	Estacionamiento	10.920	0	0	0	0	0	10.920
403	09	00	00	Viáticos y pasajes	800.000	0	0	0	0	0	800.000
403	09	01	00	Viáticos y pasajes dentro del pais	800.000	0	0	0	0	0	800.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.000	0	0	0	0	0	7.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	7.000	0	0	0	0	0	7.000
403	15	00	00	Servicios fiscales	5.000	0	0	0	0	0	5.000
403	15	02	00	Tasas y otros derechos obligatorios	5.000	0	0	0	0	0	5.000
403	18	00	00	Impuestos indirectos	111.926	0	0	0	0	0	111.926
403	18	01	00	Impuesto al valor agregado	111.926	0	0	0	0	0	111.926
403	99	00	00	Otros servicios no personales	25.000	0	0	0	0	0	25.000
403	99	01	00	Otros servicios no personales	25.000	0	0	0	0	0	25.000
404	**00**	**00**	**00**	**Activos reales**	**38.000**	**0**	**0**	**0**	**0**	0	**38.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	14.000	0	0	0	0	0	14.000
404	05	01	00	Equipos de telecomunicaciones	14.000	0	0	0	0	0	14.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116255 260096000 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE POLICÍA.

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PUBLICAS EN MATERIA DEL SERVICIO DE POLICÍA PARA IMPLANTAR EL NUEVO MODELO DE POLICÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260096002 BRINDAR ASISTENCIA TÉCNICA PARA EL FORTALECIMIENTO DE LAS JEFATURAS EN LOS TERRITORIOS OBJETOS DE DESPLIEGUE NACIONAL

UNIDAD DE MEDIDA: SUPERVISOR **META:** 9

RESPONSABLE/EJECUTOR: SEJ-CGP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	24.000	0	0	0	0	0	24.000
404	09	02	00	Equipos de computación	24.000	0	0	0	0	0	24.000
				Totales	**5.598.646**	**0**	**0**	**0**	**0**	0	**5.598.646**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116255 260096000 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE POLICÍA.

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PUBLICAS EN MATERIA DEL SERVICIO DE POLICÍA PARA IMPLANTAR EL NUEVO MODELO DE POLICÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260096003 FORMULAR POLÌTICAS INTEGRALES QUE FACILITEN LA ESTANDARIZACIÒN DE LOS CUERPOS

UNIDAD DE MEDIDA: POLÍTICA / INFORME **META:** 2

RESPONSABLE/EJECUTOR: SEJ-CGP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.625.400**	**0**	**0**	**0**	**0**	0	**5.625.400**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.625.400	0	0	0	0	0	5.625.400
401	01	18	00	Remuneraciones al personal contratado	5.571.400	0	0	0	0	0	5.571.400
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	54.000	0	0	0	0	0	54.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.783.630**	**0**	**0**	**0**	**0**	0	**6.783.630**
403	01	00	00	Alquileres de inmuebles	60.000	0	0	0	0	0	60.000
403	01	01	00	Alquileres de edificios y locales	60.000	0	0	0	0	0	60.000
403	02	00	00	Alquileres de maquinaria y equipos	14.464	0	0	0	0	0	14.464
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	14.464	0	0	0	0	0	14.464
403	06	00	00	Servicios de transporte y almacenaje	85.000	0	0	0	0	0	85.000
403	06	02	00	Almacenaje	70.000	0	0	0	0	0	70.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	15.000	0	0	0	0	0	15.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.045.880	0	0	0	0	0	4.045.880
403	07	01	00	Publicidad y propaganda	150.000	0	0	0	0	0	150.000
403	07	02	00	Imprenta y reproducción	2.795.880	0	0	0	0	0	2.795.880
403	07	04	00	Avisos	1.100.000	0	0	0	0	0	1.100.000
403	09	00	00	Viáticos y pasajes	1.042.674	0	0	0	0	0	1.042.674
403	09	01	00	Viáticos y pasajes dentro del país	1.042.674	0	0	0	0	0	1.042.674
403	10	00	00	Servicios profesionales y técnicos	443.250	0	0	0	0	0	443.250
403	10	11	00	Servicios para la elaboración y suministro de comida	300.000	0	0	0	0	0	300.000
403	10	99	00	Otros servicios profesionales y técnicos	143.250	0	0	0	0	0	143.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116255 260096000 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE POLICÍA.

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PUBLICAS EN MATERIA DEL SERVICIO DE POLICÍA PARA IMPLANTAR EL NUEVO MODELO DE POLICÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260096003 FORMULAR POLÌTICAS INTEGRALES QUE FACILITEN LA ESTANDARIZACIÒN DE LOS CUERPOS

UNIDAD DE MEDIDA: POLÍTICA / INFORME **META:** 2

RESPONSABLE/EJECUTOR: SEJ-CGP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	15	00	00	Servicios fiscales	10.615	0	0	0	0	0	10.615
403	15	02	00	Tasas y otros derechos obligatorios	10.615	0	0	0	0	0	10.615
403	18	00	00	Impuestos indirectos	748.246	0	0	0	0	0	748.246
403	18	01	00	Impuesto al valor agregado	748.246	0	0	0	0	0	748.246
403	99	00	00	Otros servicios no personales	333.501	0	0	0	0	0	333.501
403	99	01	00	Otros servicios no personales	333.501	0	0	0	0	0	333.501
				Totales	**12.609.030**	**0**	**0**	**0**	**0**	0	**12.609.030**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116255 260096000 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE POLICÍA.

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PUBLICAS EN MATERIA DEL SERVICIO DE POLICÍA PARA IMPLANTAR EL NUEVO MODELO DE POLICÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260096004 ASISTIR TÉCNICAMENTE LA CONSTITUCIÓN DE COMITÉS CIUDADANOS DE CONTROL POLICIAL

UNIDAD DE MEDIDA: COLECTIVO **META:** 26

RESPONSABLE/EJECUTOR: SEJ-CGP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.056.800**	**0**	**0**	**0**	**0**	0	**2.056.800**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.056.800	0	0	0	0	0	2.056.800
401	01	18	00	Remuneraciones al personal contratado	2.056.800	0	0	0	0	0	2.056.800
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**23.660**	**0**	**0**	**0**	**0**	0	**23.660**
402	01	00	00	Productos alimenticios y agropecuarios	23.660	0	0	0	0	0	23.660
402	01	01	00	Alimentos y bebidas para personas	23.660	0	0	0	0	0	23.660
403	**00**	**00**	**00**	**Servicios no personales**	**1.326.376**	**0**	**0**	**0**	**0**	0	**1.326.376**
403	01	00	00	Alquileres de inmuebles	30.000	0	0	0	0	0	30.000
403	01	01	00	Alquileres de edificios y locales	30.000	0	0	0	0	0	30.000
403	02	00	00	Alquileres de maquinaria y equipos	8.638	0	0	0	0	0	8.638
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	8.638	0	0	0	0	0	8.638
403	06	00	00	Servicios de transporte y almacenaje	9.100	0	0	0	0	0	9.100
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	9.100	0	0	0	0	0	9.100
403	07	00	00	Servicios de información, impresión y relaciones públicas	246.132	0	0	0	0	0	246.132
403	07	01	00	Publicidad y propaganda	240.000	0	0	0	0	0	240.000
403	07	02	00	Imprenta y reproducción	532	0	0	0	0	0	532
403	07	04	00	Avisos	5.600	0	0	0	0	0	5.600
403	09	00	00	Viáticos y pasajes	800.000	0	0	0	0	0	800.000
403	09	01	00	Viáticos y pasajes dentro del país	800.000	0	0	0	0	0	800.000
403	10	00	00	Servicios profesionales y técnicos	56.560	0	0	0	0	0	56.560
403	10	11	00	Servicios para la elaboración y suministro de comida	35.280	0	0	0	0	0	35.280
403	10	99	00	Otros servicios profesionales y técnicos	21.280	0	0	0	0	0	21.280
403	15	00	00	Servicios fiscales	6.300	0	0	0	0	0	6.300
403	15	02	00	Tasas y otros derechos obligatorios	6.300	0	0	0	0	0	6.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116255 260096000 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE POLICÍA.

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PUBLICAS EN MATERIA DEL SERVICIO DE POLICÍA PARA IMPLANTAR EL NUEVO MODELO DE POLICÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260096004 ASISTIR TÉCNICAMENTE LA CONSTITUCIÓN DE COMITÉS CIUDADANOS DE CONTROL POLICIAL

UNIDAD DE MEDIDA: COLECTIVO **META:** 26

RESPONSABLE/EJECUTOR: SEJ-CGP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	144.646	0	0	0	0	0	144.646
403	18	01	00	Impuesto al valor agregado	144.646	0	0	0	0	0	144.646
403	99	00	00	Otros servicios no personales	25.000	0	0	0	0	0	25.000
403	99	01	00	Otros servicios no personales	25.000	0	0	0	0	0	25.000
				Totales	**3.406.836**	**0**	**0**	**0**	**0**	0	**3.406.836**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116255 260096000 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE POLICÍA.

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PUBLICAS EN MATERIA DEL SERVICIO DE POLICÍA PARA IMPLANTAR EL NUEVO MODELO DE POLICÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260096005 GARANTIZAR UN PROGRAMA DE INTERCAMBIO DE INFORMACIÒN Y CONOCIMIENTO SOBRE EL NUEVO MODELO POLICIAL

UNIDAD DE MEDIDA: *INSTITUCIÓN* **META:** 120

RESPONSABLE/EJECUTOR: SEJ-CGP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.594.500**	**0**	**0**	**0**	**0**	0	**1.594.500**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.594.500	0	0	0	0	0	1.594.500
401	01	18	00	Remuneraciones al personal contratado	1.594.500	0	0	0	0	0	1.594.500
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**82.800**	**0**	**0**	**0**	**0**	0	**82.800**
402	01	00	00	Productos alimenticios y agropecuarios	82.800	0	0	0	0	0	82.800
402	01	01	00	Alimentos y bebidas para personas	82.800	0	0	0	0	0	82.800
403	**00**	**00**	**00**	**Servicios no personales**	**912.339**	**0**	**0**	**0**	**0**	0	**912.339**
403	01	00	00	Alquileres de inmuebles	56.000	0	0	0	0	0	56.000
403	01	01	00	Alquileres de edificios y locales	56.000	0	0	0	0	0	56.000
403	02	00	00	Alquileres de maquinaria y equipos	24.189	0	0	0	0	0	24.189
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	24.189	0	0	0	0	0	24.189
403	06	00	00	Servicios de transporte y almacenaje	15.000	0	0	0	0	0	15.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	15.000	0	0	0	0	0	15.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.400	0	0	0	0	0	50.400
403	07	01	00	Publicidad y propaganda	50.400	0	0	0	0	0	50.400
403	09	00	00	Viáticos y pasajes	222.678	0	0	0	0	0	222.678
403	09	01	00	Viáticos y pasajes dentro del país	222.678	0	0	0	0	0	222.678
403	10	00	00	Servicios profesionales y técnicos	76.000	0	0	0	0	0	76.000
403	10	99	00	Otros servicios profesionales y técnicos	76.000	0	0	0	0	0	76.000
403	15	00	00	Servicios fiscales	150	0	0	0	0	0	150
403	15	02	00	Tasas y otros derechos obligatorios	150	0	0	0	0	0	150
403	16	00	00	Servicios de diversión, esparcimiento y culturales	40.000	0	0	0	0	0	40.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	106.622	0	0	0	0	0	106.622

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116255 260096000 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE POLICÍA.

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PUBLICAS EN MATERIA DEL SERVICIO DE POLICÍA PARA IMPLANTAR EL NUEVO MODELO DE POLICÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260096005 GARANTIZAR UN PROGRAMA DE INTERCAMBIO DE INFORMACIÒN Y CONOCIMIENTO SOBRE EL NUEVO MODELO POLICIAL

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 120

RESPONSABLE/EJECUTOR: SEJ-CGP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	106.622	0	0	0	0	0	106.622
403	99	00	00	Otros servicios no personales	321.300	0	0	0	0	0	321.300
403	99	01	00	Otros servicios no personales	321.300	0	0	0	0	0	321.300
				Totales	**2.589.639**	**0**	**0**	**0**	**0**	0	**2.589.639**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116255 260096000 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE POLICÍA.

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PUBLICAS EN MATERIA DEL SERVICIO DE POLICÍA PARA IMPLANTAR EL NUEVO MODELO DE POLICÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260096006 GARANTIZAR DESPLIEGUES DEL CGP EN LAS REGIONES

UNIDAD DE MEDIDA: ACTO **META:** 3

RESPONSABLE/EJECUTOR: SEJ-CGP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.448.000**	**0**	**0**	**0**	**0**	0	**5.448.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.448.000	0	0	0	0	0	5.448.000
401	01	18	00	Remuneraciones al personal contratado	5.448.000	0	0	0	0	0	5.448.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.551.120**	**0**	**0**	**0**	**0**	0	**1.551.120**
402	01	00	00	Productos alimenticios y agropecuarios	87.200	0	0	0	0	0	87.200
402	01	01	00	Alimentos y bebidas para personas	87.200	0	0	0	0	0	87.200
402	03	00	00	Textiles y vestuarios	111.260	0	0	0	0	0	111.260
402	03	01	00	Textiles	18.060	0	0	0	0	0	18.060
402	03	02	00	Prendas de vestir	93.200	0	0	0	0	0	93.200
402	04	00	00	Productos de cuero y caucho	101.000	0	0	0	0	0	101.000
402	04	03	00	Cauchos y tripas para vehículos	101.000	0	0	0	0	0	101.000
402	05	00	00	Productos de papel, cartón e impresos	333.940	0	0	0	0	0	333.940
402	05	01	00	Pulpa de madera, papel y cartón	21.640	0	0	0	0	0	21.640
402	05	02	00	Envases y cajas de papel y cartón	1.600	0	0	0	0	0	1.600
402	05	03	00	Productos de papel y cartón para oficina	275.700	0	0	0	0	0	275.700
402	05	04	00	Libros, revistas y periódicos	30.000	0	0	0	0	0	30.000
402	05	06	00	Productos de papel y cartón para computación	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	42.726	0	0	0	0	0	42.726
402	06	03	00	Tintas, pinturas y colorantes	11.000	0	0	0	0	0	11.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.709	0	0	0	0	0	2.709
402	06	05	00	Productos de tocador	1.500	0	0	0	0	0	1.500
402	06	06	00	Combustibles y lubricantes	8.667	0	0	0	0	0	8.667
402	06	08	00	Productos plásticos	18.850	0	0	0	0	0	18.850
402	08	00	00	Productos metálicos	72.280	0	0	0	0	0	72.280

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116255 260096000 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE POLICÍA.

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PUBLICAS EN MATERIA DEL SERVICIO DE POLICÍA PARA IMPLANTAR EL NUEVO MODELO DE POLICÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260096006 GARANTIZAR DESPLIEGUES DEL CGP EN LAS REGIONES

UNIDAD DE MEDIDA: ACTO **META:** 3

RESPONSABLE/EJECUTOR: SEJ-CGP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	16.880	0	0	0	0	0	16.880
402	08	09	00	Repuestos y accesorios para equipos de transporte	55.400	0	0	0	0	0	55.400
402	10	00	00	Productos varios y útiles diversos	794.714	0	0	0	0	0	794.714
402	10	02	00	Materiales y útiles de limpieza y aseo	16.530	0	0	0	0	0	16.530
402	10	03	00	Utensilios de cocina y comedor	5.110	0	0	0	0	0	5.110
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	147.304	0	0	0	0	0	147.304
402	10	06	00	Condecoraciones, ofrendas y similares	40.000	0	0	0	0	0	40.000
402	10	07	00	Productos de seguridad en el trabajo	5.900	0	0	0	0	0	5.900
402	10	08	00	Materiales para equipos de computación	340.380	0	0	0	0	0	340.380
402	10	11	00	Materiales eléctricos	12.420	0	0	0	0	0	12.420
402	10	12	00	Materiales para instalaciones sanitarias	25.670	0	0	0	0	0	25.670
402	10	99	00	Otros productos y útiles diversos	201.400	0	0	0	0	0	201.400
402	99	00	00	Otros materiales y suministros	8.000	0	0	0	0	0	8.000
402	99	01	00	Otros materiales y suministros	8.000	0	0	0	0	0	8.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.900.703**	**0**	**0**	**0**	**0**	0	**3.900.703**
403	01	00	00	Alquileres de inmuebles	792.000	0	0	0	0	0	792.000
403	01	01	00	Alquileres de edificios y locales	792.000	0	0	0	0	0	792.000
403	02	00	00	Alquileres de maquinaria y equipos	38.848	0	0	0	0	0	38.848
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	38.848	0	0	0	0	0	38.848
403	04	00	00	Servicios básicos	152.410	0	0	0	0	0	152.410
403	04	04	00	Teléfonos	151.200	0	0	0	0	0	151.200
403	04	05	00	Servicio de comunicaciones	1.210	0	0	0	0	0	1.210
403	06	00	00	Servicios de transporte y almacenaje	208.000	0	0	0	0	0	208.000
403	06	02	00	Almacenaje	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116255 260096000 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE POLICÍA.

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PUBLICAS EN MATERIA DEL SERVICIO DE POLICÍA PARA IMPLANTAR EL NUEVO MODELO DE POLICÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260096006 GARANTIZAR DESPLIEGUES DEL CGP EN LAS REGIONES

UNIDAD DE MEDIDA: *ACTO* **META:** 3

RESPONSABLE/EJECUTOR: SEJ-CGP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	8.000	0	0	0	0	0	8.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	459.500	0	0	0	0	0	459.500
403	08	01	00	Primas y gastos de seguros	449.500	0	0	0	0	0	449.500
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	630.187	0	0	0	0	0	630.187
403	09	01	00	Viáticos y pasajes dentro del país	456.587	0	0	0	0	0	456.587
403	09	02	00	Viáticos y pasajes fuera del pais	173.600	0	0	0	0	0	173.600
403	10	00	00	Servicios profesionales y técnicos	343.600	0	0	0	0	0	343.600
403	10	02	00	Servicios de contabilidad y auditoría	70.000	0	0	0	0	0	70.000
403	10	11	00	Servicios para la elaboración y suministro de comida	176.600	0	0	0	0	0	176.600
403	10	99	00	Otros servicios profesionales y técnicos	97.000	0	0	0	0	0	97.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	275.000	0	0	0	0	0	275.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	208.000	0	0	0	0	0	208.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	24.000	0	0	0	0	0	24.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	43.000	0	0	0	0	0	43.000
403	12	00	00	Conservación y reparaciones menores de obras	100.000	0	0	0	0	0	100.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	100.000	0	0	0	0	0	100.000
403	15	00	00	Servicios fiscales	3.900	0	0	0	0	0	3.900
403	15	02	00	Tasas y otros derechos obligatorios	3.900	0	0	0	0	0	3.900
403	18	00	00	Impuestos indirectos	598.458	0	0	0	0	0	598.458
403	18	01	00	Impuesto al valor agregado	598.458	0	0	0	0	0	598.458
403	99	00	00	Otros servicios no personales	298.800	0	0	0	0	0	298.800
403	99	01	00	Otros servicios no personales	298.800	0	0	0	0	0	298.800
404	**00**	**00**	**00**	**Activos reales**	**133.790**	**0**	**0**	**0**	**0**	0	**133.790**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116255 260096000 FORTALECIMIENTO DEL SISTEMA INTEGRADO DE POLICÍA.

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PUBLICAS EN MATERIA DEL SERVICIO DE POLICÍA PARA IMPLANTAR EL NUEVO MODELO DE POLICÍA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE LA SECRETARÍA EJECUTIVA DEL CONSEJO GENERAL DE POLICÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260096006 GARANTIZAR DESPLIEGUES DEL CGP EN LAS REGIONES

UNIDAD DE MEDIDA: ACTO **META:** 3

RESPONSABLE/EJECUTOR: SEJ-CGP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	3.100	0	0	0	0	0	3.100
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	600	0	0	0	0	0	600
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	2.500	0	0	0	0	0	2.500
404	05	00	00	Equipos de comunicaciones y de señalamiento	11.200	0	0	0	0	0	11.200
404	05	01	00	Equipos de telecomunicaciones	11.200	0	0	0	0	0	11.200
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.700	0	0	0	0	0	5.700
404	07	02	00	Equipos de enseñanza, deporte y recreación	5.700	0	0	0	0	0	5.700
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	103.790	0	0	0	0	0	103.790
404	09	01	00	Mobiliario y equipos de oficina	23.250	0	0	0	0	0	23.250
404	09	02	00	Equipos de computación	56.040	0	0	0	0	0	56.040
404	09	03	00	Mobiliario y equipos de alojamiento	14.500	0	0	0	0	0	14.500
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
404	99	00	00	Otros activos reales	10.000	0	0	0	0	0	10.000
404	99	01	00	Otros activos reales	10.000	0	0	0	0	0	10.000
				Totales	**11.033.613**	**0**	**0**	**0**	**0**	0	**11.033.613**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116264 260097000 HACIA LA CONSTRUCCIÓN DE UNA POLÍTICA INTEGRAL DE CONTROL DE ARMAS, MUNICIONES Y DESARME

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PÚBLICAS EN MATERIA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 3

RESPONSABLE/EJECUTOR: COMISIÓN PRESIDENCIAL PARA EL CONTROL DE ARMAS, MUNICIONES Y EL DESARME **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**8.149.172**	**0**	**0**	**0**	**0**	**0**	**8.149.172**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.149.172	0	0	0	0	0	8.149.172
401	01	18	00	Remuneraciones al personal contratado	8.149.172	0	0	0	0	0	8.149.172
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**525.942**	**0**	**0**	**0**	**0**	**0**	**525.942**
402	01	00	00	Productos alimenticios y agropecuarios	75.250	0	0	0	0	0	75.250
402	01	01	00	Alimentos y bebidas para personas	75.250	0	0	0	0	0	75.250
402	03	00	00	Textiles y vestuarios	60.880	0	0	0	0	0	60.880
402	03	01	00	Textiles	60.880	0	0	0	0	0	60.880
402	04	00	00	Productos de cuero y caucho	74.000	0	0	0	0	0	74.000
402	04	03	00	Cauchos y tripas para vehículos	74.000	0	0	0	0	0	74.000
402	05	00	00	Productos de papel, cartón e impresos	192.980	0	0	0	0	0	192.980
402	05	01	00	Pulpa de madera, papel y cartón	17.000	0	0	0	0	0	17.000
402	05	02	00	Envases y cajas de papel y cartón	1.280	0	0	0	0	0	1.280
402	05	03	00	Productos de papel y cartón para oficina	162.700	0	0	0	0	0	162.700
402	05	06	00	Productos de papel y cartón para computación	12.000	0	0	0	0	0	12.000
402	06	00	00	Productos químicos y derivados	18.222	0	0	0	0	0	18.222
402	06	03	00	Tintas, pinturas y colorantes	7.200	0	0	0	0	0	7.200
402	06	05	00	Productos de tocador	900	0	0	0	0	0	900
402	06	06	00	Combustibles y lubricantes	1.612	0	0	0	0	0	1.612
402	06	08	00	Productos plásticos	8.510	0	0	0	0	0	8.510
402	08	00	00	Productos metálicos	26.280	0	0	0	0	0	26.280
402	08	09	00	Repuestos y accesorios para equipos de transporte	26.280	0	0	0	0	0	26.280
402	10	00	00	Productos varios y útiles diversos	78.330	0	0	0	0	0	78.330
402	10	02	00	Materiales y útiles de limpieza y aseo	6.970	0	0	0	0	0	6.970
402	10	08	00	Materiales para equipos de computación	70.520	0	0	0	0	0	70.520
402	10	99	00	Otros productos y útiles diversos	840	0	0	0	0	0	840
403	**00**	**00**	**00**	**Servicios no personales**	**1.324.886**	**0**	**0**	**0**	**0**	**0**	**1.324.886**
403	04	00	00	Servicios básicos	150.000	0	0	0	0	0	150.000
403	04	01	00	Electricidad	36.000	0	0	0	0	0	36.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116264 260097000 HACIA LA CONSTRUCCIÓN DE UNA POLÍTICA INTEGRAL DE CONTROL DE ARMAS, MUNICIONES Y DESARME

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PÚBLICAS EN MATERIA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 3

RESPONSABLE/EJECUTOR: COMISIÓN PRESIDENCIAL PARA EL CONTROL DE ARMAS, MUNICIONES Y EL DESARME **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	04	00	Teléfonos	18.000	0	0	0	0	0	18.000
403	04	07	00	Servicio de condominio	96.000	0	0	0	0	0	96.000
403	06	00	00	Servicios de transporte y almacenaje	8.000	0	0	0	0	0	8.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	8.000	0	0	0	0	0	8.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	71.400	0	0	0	0	0	71.400
403	07	01	00	Publicidad y propaganda	46.000	0	0	0	0	0	46.000
403	07	02	00	Imprenta y reproducción	25.400	0	0	0	0	0	25.400
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.000	0	0	0	0	0	6.000
403	08	02	00	Comisiones y gastos bancarios	6.000	0	0	0	0	0	6.000
403	09	00	00	Viáticos y pasajes	531.533	0	0	0	0	0	531.533
403	09	01	00	Viáticos y pasajes dentro del país	531.533	0	0	0	0	0	531.533
403	10	00	00	Servicios profesionales y técnicos	56.000	0	0	0	0	0	56.000
403	10	99	00	Otros servicios profesionales y técnicos	56.000	0	0	0	0	0	56.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	24.000	0	0	0	0	0	24.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	4.000	0	0	0	0	0	4.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
403	15	00	00	Servicios fiscales	3.930	0	0	0	0	0	3.930
403	15	02	00	Tasas y otros derechos obligatorios	3.930	0	0	0	0	0	3.930
403	18	00	00	Impuestos indirectos	439.963	0	0	0	0	0	439.963
403	18	01	00	Impuesto al valor agregado	439.963	0	0	0	0	0	439.963
403	99	00	00	Otros servicios no personales	34.060	0	0	0	0	0	34.060
403	99	01	00	Otros servicios no personales	34.060	0	0	0	0	0	34.060
				Totales	**10.000.000**	**0**	**0**	**0**	**0**	**0**	**10.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116264 260097000 HACIA LA CONSTRUCCIÓN DE UNA POLÍTICA INTEGRAL DE CONTROL DE ARMAS, MUNICIONES Y DESARME

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PÚBLICAS EN MATERIA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: INVESTIGACIÓN

META: 3

RESPONSABLE/EJECUTOR: COMISIÓN PRESIDENCIAL PARA EL CONTROL DE ARMAS, MUNICIONES Y EL DESARME

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116264 260097000 HACIA LA CONSTRUCCIÓN DE UNA POLÍTICA INTEGRAL DE CONTROL DE ARMAS, MUNICIONES Y DESARME

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PÚBLICAS EN MATERIA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 3

RESPONSABLE/EJECUTOR: COMISIÓN PRESIDENCIAL PARA EL CONTROL DE ARMAS, MUNICIONES Y EL DESARME **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260097001 DESARROLLAR ESTUDIOS Y DIAGNÓSTICOS QUE PERMITAN ORIENTAR LA POLÍTICA A DESARROLLAR

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 3

RESPONSABLE/EJECUTOR: SECRETARÍA TÉCNICA DE LA COMISIÓN PRESIDENCIAL PARA EL CONTROL DE ARMAS, MUNICIONES Y DESARME.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.569.000**	**0**	**0**	**0**	**0**	0	**3.569.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.569.000	0	0	0	0	0	3.569.000
401	01	18	00	Remuneraciones al personal contratado	3.569.000	0	0	0	0	0	3.569.000
				Totales	**3.569.000**	**0**	**0**	**0**	**0**	0	**3.569.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116264 260097000 HACIA LA CONSTRUCCIÓN DE UNA POLÍTICA INTEGRAL DE CONTROL DE ARMAS, MUNICIONES Y DESARME

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PÚBLICAS EN MATERIA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 3

RESPONSABLE/EJECUTOR: COMISIÓN PRESIDENCIAL PARA EL CONTROL DE ARMAS, MUNICIONES Y EL DESARME **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260097002 GARANTIZAR ACCIONES QUE PROMUEVAN LA PARTICIPACIÓN POPULAR CON ACTORES CLAVE DE LAS DIFERENTES REGIONES DEL PAÍS PARA LA FORMULACIÓN DE LA POLÍTICA PÚBLICA

UNIDAD DE MEDIDA: CONSULTA **META:** 50

RESPONSABLE/EJECUTOR: SECRETARÍA TÉCNICA DE LA COMISIÓN PARA EL CONTROL DE ARMAS, MUNICIONES Y DESARME.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.416.172**	**0**	**0**	**0**	**0**	0	**1.416.172**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.416.172	0	0	0	0	0	1.416.172
401	01	18	00	Remuneraciones al personal contratado	1.416.172	0	0	0	0	0	1.416.172
				Totales	**1.416.172**	**0**	**0**	**0**	**0**	0	**1.416.172**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116264 260097000 HACIA LA CONSTRUCCIÓN DE UNA POLÍTICA INTEGRAL DE CONTROL DE ARMAS, MUNICIONES Y DESARME

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PÚBLICAS EN MATERIA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 3

RESPONSABLE/EJECUTOR: COMISIÓN PRESIDENCIAL PARA EL CONTROL DE ARMAS, MUNICIONES Y EL DESARME **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260097003 EJECUTAR ACCIONES COMUNICACIONALES DESTINADA A DISTINTOS ACTORES SOCIALES MEDIANTE VARIADAS ESTRATEGIAS Y MEDIOS

UNIDAD DE MEDIDA: ACCIÓN **META:** 10

RESPONSABLE/EJECUTOR: SECRETARÍA TÉCNICA DE LA COMISIÓN PARA EL CONTROL DE ARMAS, MUNICIONES Y DESARME.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.142.000**	**0**	**0**	**0**	**0**	0	**1.142.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.142.000	0	0	0	0	0	1.142.000
401	01	18	00	Remuneraciones al personal contratado	1.142.000	0	0	0	0	0	1.142.000
				Totales	**1.142.000**	**0**	**0**	**0**	**0**	0	**1.142.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116264 260097000 HACIA LA CONSTRUCCIÓN DE UNA POLÍTICA INTEGRAL DE CONTROL DE ARMAS, MUNICIONES Y DESARME

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PÚBLICAS EN MATERIA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 3

RESPONSABLE/EJECUTOR: COMISIÓN PRESIDENCIAL PARA EL CONTROL DE ARMAS, MUNICIONES Y EL DESARME **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260097004 FORMULAR MEDIDAS PARA EL CONTROL DE ARMAS Y MUNICIONES

UNIDAD DE MEDIDA: RESOLUCIÓN **META:** 8

RESPONSABLE/EJECUTOR: SECRETARÍA TÉCNICA DE LA COMISIÓN PARA EL CONTROL DE ARMAS, MUNICIONES Y DESARME.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
401	**00**	**00**	**00**	**Gastos de personal**	**300.000**	**0**	**0**	**0**	**0**	0	**300.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	300.000	0	0	0	0	0	300.000
401	01	18	00	Remuneraciones al personal contratado	300.000	0	0	0	0	0	300.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	0	**300.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116264 260097000 HACIA LA CONSTRUCCIÓN DE UNA POLÍTICA INTEGRAL DE CONTROL DE ARMAS, MUNICIONES Y DESARME

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PÚBLICAS EN MATERIA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 3

RESPONSABLE/EJECUTOR: COMISIÓN PRESIDENCIAL PARA EL CONTROL DE ARMAS, MUNICIONES Y EL DESARME **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260097005 GARANTIZAR UN PLIEGO DE RECOMENDACIONES QUE RECOJA LOS RESULTADOS PRELIMINARES DE LOS ESTUDIOS Y CONSULTAS PARA LA FORMULACIÓN DE LA NORMA NACIONAL

UNIDAD DE MEDIDA: ASESORÍA **META:** 1

RESPONSABLE/EJECUTOR: SECRETARÍA TÉCNICA DE LA COMISIÓN PARA EL CONTROL DE ARMAS, MUNICIONES Y DESARME.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.250**	**0**	**0**	**0**	**0**	0	**11.250**
402	01	00	00	Productos alimenticios y agropecuarios	11.250	0	0	0	0	0	11.250
402	01	01	00	Alimentos y bebidas para personas	11.250	0	0	0	0	0	11.250
403	**00**	**00**	**00**	**Servicios no personales**	**179.255**	**0**	**0**	**0**	**0**	0	**179.255**
403	09	00	00	Viáticos y pasajes	149.854	0	0	0	0	0	149.854
403	09	01	00	Viáticos y pasajes dentro del país	149.854	0	0	0	0	0	149.854
403	15	00	00	Servicios fiscales	930	0	0	0	0	0	930
403	15	02	00	Tasas y otros derechos obligatorios	930	0	0	0	0	0	930
403	18	00	00	Impuestos indirectos	20.411	0	0	0	0	0	20.411
403	18	01	00	Impuesto al valor agregado	20.411	0	0	0	0	0	20.411
403	99	00	00	Otros servicios no personales	8.060	0	0	0	0	0	8.060
403	99	01	00	Otros servicios no personales	8.060	0	0	0	0	0	8.060
				Totales	**190.505**	**0**	**0**	**0**	**0**	0	**190.505**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116264 260097000 HACIA LA CONSTRUCCIÓN DE UNA POLÍTICA INTEGRAL DE CONTROL DE ARMAS, MUNICIONES Y DESARME

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PÚBLICAS EN MATERIA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 3

RESPONSABLE/EJECUTOR: COMISIÓN PRESIDENCIAL PARA EL CONTROL DE ARMAS, MUNICIONES Y EL DESARME **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260097006 GARANTIZAR LA PRESENCIA ACTIVA DE LA COMISIÓN EN ENCUENTROS CON ACTORES CLAVE EN LAS REGIONES DEL PAÍS

UNIDAD DE MEDIDA: *ACTO* **META:** 5

RESPONSABLE/EJECUTOR: SECRETARÍA TÉCNICA DE LA COMISIÓN PARA EL CONTROL DE ARMAS, MUNICIONES Y DESARME.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.722.000**	**0**	**0**	**0**	**0**	0	**1.722.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.722.000	0	0	0	0	0	1.722.000
401	01	18	00	Remuneraciones al personal contratado	1.722.000	0	0	0	0	0	1.722.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**514.692**	**0**	**0**	**0**	**0**	0	**514.692**
402	01	00	00	Productos alimenticios y agropecuarios	64.000	0	0	0	0	0	64.000
402	01	01	00	Alimentos y bebidas para personas	64.000	0	0	0	0	0	64.000
402	03	00	00	Textiles y vestuarios	60.880	0	0	0	0	0	60.880
402	03	01	00	Textiles	60.880	0	0	0	0	0	60.880
402	04	00	00	Productos de cuero y caucho	74.000	0	0	0	0	0	74.000
402	04	03	00	Cauchos y tripas para vehículos	74.000	0	0	0	0	0	74.000
402	05	00	00	Productos de papel, cartón e impresos	192.980	0	0	0	0	0	192.980
402	05	01	00	Pulpa de madera, papel y cartón	17.000	0	0	0	0	0	17.000
402	05	02	00	Envases y cajas de papel y cartón	1.280	0	0	0	0	0	1.280
402	05	03	00	Productos de papel y cartón para oficina	162.700	0	0	0	0	0	162.700
402	05	06	00	Productos de papel y cartón para computación	12.000	0	0	0	0	0	12.000
402	06	00	00	Productos químicos y derivados	18.222	0	0	0	0	0	18.222
402	06	03	00	Tintas, pinturas y colorantes	7.200	0	0	0	0	0	7.200
402	06	05	00	Productos de tocador	900	0	0	0	0	0	900
402	06	06	00	Combustibles y lubricantes	1.612	0	0	0	0	0	1.612
402	06	08	00	Productos plásticos	8.510	0	0	0	0	0	8.510
402	08	00	00	Productos metálicos	26.280	0	0	0	0	0	26.280
402	08	09	00	Repuestos y accesorios para equipos de transporte	26.280	0	0	0	0	0	26.280
402	10	00	00	Productos varios y útiles diversos	78.330	0	0	0	0	0	78.330
402	10	02	00	Materiales y útiles de limpieza y aseo	6.970	0	0	0	0	0	6.970

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116264 260097000 HACIA LA CONSTRUCCIÓN DE UNA POLÍTICA INTEGRAL DE CONTROL DE ARMAS, MUNICIONES Y DESARME

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PÚBLICAS EN MATERIA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 3

RESPONSABLE/EJECUTOR: COMISIÓN PRESIDENCIAL PARA EL CONTROL DE ARMAS, MUNICIONES Y EL DESARME **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260097006 GARANTIZAR LA PRESENCIA ACTIVA DE LA COMISIÓN EN ENCUENTROS CON ACTORES CLAVE EN LAS REGIONES DEL PAÍS

UNIDAD DE MEDIDA: ACTO **META:** 5

RESPONSABLE/EJECUTOR: SECRETARÍA TÉCNICA DE LA COMISIÓN PARA EL CONTROL DE ARMAS, MUNICIONES Y DESARME.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	70.520	0	0	0	0	0	70.520
402	10	99	00	Otros productos y útiles diversos	840	0	0	0	0	0	840
403	**00**	**00**	**00**	**Servicios no personales**	**1.145.631**	**0**	**0**	**0**	**0**	0	**1.145.631**
403	04	00	00	Servicios básicos	150.000	0	0	0	0	0	150.000
403	04	01	00	Electricidad	36.000	0	0	0	0	0	36.000
403	04	04	00	Teléfonos	18.000	0	0	0	0	0	18.000
403	04	07	00	Servicio de condominio	96.000	0	0	0	0	0	96.000
403	06	00	00	Servicios de transporte y almacenaje	8.000	0	0	0	0	0	8.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	8.000	0	0	0	0	0	8.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	71.400	0	0	0	0	0	71.400
403	07	01	00	Publicidad y propaganda	46.000	0	0	0	0	0	46.000
403	07	02	00	Imprenta y reproducción	25.400	0	0	0	0	0	25.400
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	6.000	0	0	0	0	0	6.000
403	08	02	00	Comisiones y gastos bancarios	6.000	0	0	0	0	0	6.000
403	09	00	00	Viáticos y pasajes	381.679	0	0	0	0	0	381.679
403	09	01	00	Viáticos y pasajes dentro del país	381.679	0	0	0	0	0	381.679
403	10	00	00	Servicios profesionales y técnicos	56.000	0	0	0	0	0	56.000
403	10	99	00	Otros servicios profesionales y técnicos	56.000	0	0	0	0	0	56.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	24.000	0	0	0	0	0	24.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	4.000	0	0	0	0	0	4.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	10.000	0	0	0	0	0	10.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	10.000	0	0	0	0	0	10.000
403	15	00	00	Servicios fiscales	3.000	0	0	0	0	0	3.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116264 260097000 HACIA LA CONSTRUCCIÓN DE UNA POLÍTICA INTEGRAL DE CONTROL DE ARMAS, MUNICIONES Y DESARME

OBJETIVO DEL PROYECTO: COORDINAR POLÍTICAS PÚBLICAS EN MATERIA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 3

RESPONSABLE/EJECUTOR: COMISIÓN PRESIDENCIAL PARA EL CONTROL DE ARMAS, MUNICIONES Y EL DESARME **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260097006 GARANTIZAR LA PRESENCIA ACTIVA DE LA COMISIÓN EN ENCUENTROS CON ACTORES CLAVE EN LAS REGIONES DEL PAÍS

UNIDAD DE MEDIDA: ACTO **META:** 5

RESPONSABLE/EJECUTOR: SECRETARÍA TÉCNICA DE LA COMISIÓN PARA EL CONTROL DE ARMAS, MUNICIONES Y DESARME.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
403	15	02	00	Tasas y otros derechos obligatorios	3.000	0	0	0	0	0	3.000
403	18	00	00	Impuestos indirectos	419.552	0	0	0	0	0	419.552
403	18	01	00	Impuesto al valor agregado	419.552	0	0	0	0	0	419.552
403	99	00	00	Otros servicios no personales	26.000	0	0	0	0	0	26.000
403	99	01	00	Otros servicios no personales	26.000	0	0	0	0	0	26.000
				Totales	**3.382.323**	**0**	**0**	**0**	**0**	0	**3.382.323**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116246 260098000 FORTALECIMIENTO DE LOS CUERPOS DE POLICIAS

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA

META: 139

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**23.244.488**	**0**	**0**	**0**	**0**	**0**	**23.244.488**
401	01	00	00	Sueldos, salarios y otras retribuciones	12.192.807	0	0	0	0	0	12.192.807
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.030.170	0	0	0	0	0	1.030.170
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	195.276	0	0	0	0	0	195.276
401	01	18	00	Remuneraciones al personal contratado	10.814.976	0	0	0	0	0	10.814.976
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	23.385	0	0	0	0	0	23.385
401	01	99	00	Otras retribuciones	129.000	0	0	0	0	0	129.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.425.442	0	0	0	0	0	1.425.442
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.074.903	0	0	0	0	0	1.074.903
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	350.539	0	0	0	0	0	350.539
401	03	00	00	Primas	208.254	0	0	0	0	0	208.254
401	03	03	00	Primas por hogar a empleados	12.480	0	0	0	0	0	12.480
401	03	08	00	Primas de profesionalización a empleados	32.843	0	0	0	0	0	32.843
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	138.411	0	0	0	0	0	138.411
401	03	18	00	Primas por hogar a obreros	2.160	0	0	0	0	0	2.160
401	03	22	00	Primas de profesionalización a obreros	2.320	0	0	0	0	0	2.320
401	03	95	00	Otras primas al personal de alto nivel y de dirección	20.040	0	0	0	0	0	20.040
401	04	00	00	Complementos de sueldos y salarios	2.902.440	0	0	0	0	0	2.902.440
401	04	08	00	Bono compensatorio de alimentación a empleados	829.920	0	0	0	0	0	829.920
401	04	18	00	Bono compensatorio de alimentación a obreros	143.640	0	0	0	0	0	143.640
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.915.200	0	0	0	0	0	1.915.200
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	13.680	0	0	0	0	0	13.680
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.221.574	0	0	0	0	0	2.221.574
401	05	01	00	Aguinaldos a empleados	649.325	0	0	0	0	0	649.325
401	05	03	00	Bono vacacional a empleados	203.493	0	0	0	0	0	203.493
401	05	04	00	Aguinaldos a obreros	152.860	0	0	0	0	0	152.860
401	05	06	00	Bono vacacional a obreros	61.144	0	0	0	0	0	61.144
401	05	07	00	Aguinaldos al personal contratado	983.971	0	0	0	0	0	983.971

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116246 260098000 FORTALECIMIENTO DE LOS CUERPOS DE POLICIAS

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 139

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	08	00	Bono vacacional al personal contratado	160.183	0	0	0	0	0	160.183
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	6.925	0	0	0	0	0	6.925
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	3.673	0	0	0	0	0	3.673
401	06	00	00	Aportes patronales y legales	1.464.105	0	0	0	0	0	1.464.105
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	464.032	0	0	0	0	0	464.032
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	71.814	0	0	0	0	0	71.814
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	47.876	0	0	0	0	0	47.876
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	47.876	0	0	0	0	0	47.876
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	121.065	0	0	0	0	0	121.065
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	33.018	0	0	0	0	0	33.018
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	22.012	0	0	0	0	0	22.012
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	22.012	0	0	0	0	0	22.012
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	478.453	0	0	0	0	0	478.453
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	86.991	0	0	0	0	0	86.991
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	3.654	0	0	0	0	0	3.654
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	993	0	0	0	0	0	993
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	659	0	0	0	0	0	659
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	659	0	0	0	0	0	659
401	06	95	00	Otros aportes legales por personal contratado	62.991	0	0	0	0	0	62.991
401	07	00	00	Asistencia socio-económica	888.195	0	0	0	0	0	888.195
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	718.142	0	0	0	0	0	718.142
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	165.089	0	0	0	0	0	165.089
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	4.964	0	0	0	0	0	4.964
401	08	00	00	Prestaciones sociales e indemnizaciones	1.905.671	0	0	0	0	0	1.905.671
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	901.841	0	0	0	0	0	901.841
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	106.943	0	0	0	0	0	106.943
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	888.347	0	0	0	0	0	888.347
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de	8.540	0	0	0	0	0	8.540

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116246 260098000 FORTALECIMIENTO DE LOS CUERPOS DE POLICIAS

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA

META: 139

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				dirección							
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	36.000	0	0	0	0	0	36.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.913.792**	**0**	**0**	**0**	**0**	**0**	**1.913.792**
402	01	00	00	Productos alimenticios y agropecuarios	704.334	0	0	0	0	0	704.334
402	01	01	00	Alimentos y bebidas para personas	704.334	0	0	0	0	0	704.334
402	03	00	00	Textiles y vestuarios	302.704	0	0	0	0	0	302.704
402	03	01	00	Textiles	13.000	0	0	0	0	0	13.000
402	03	02	00	Prendas de vestir	289.704	0	0	0	0	0	289.704
402	04	00	00	Productos de cuero y caucho	76.000	0	0	0	0	0	76.000
402	04	03	00	Cauchos y tripas para vehículos	76.000	0	0	0	0	0	76.000
402	05	00	00	Productos de papel, cartón e impresos	71.618	0	0	0	0	0	71.618
402	05	03	00	Productos de papel y cartón para oficina	71.618	0	0	0	0	0	71.618
402	06	00	00	Productos químicos y derivados	104.467	0	0	0	0	0	104.467
402	06	06	00	Combustibles y lubricantes	36.800	0	0	0	0	0	36.800
402	06	08	00	Productos plásticos	67.667	0	0	0	0	0	67.667
402	08	00	00	Productos metálicos	65.820	0	0	0	0	0	65.820
402	08	09	00	Repuestos y accesorios para equipos de transporte	65.820	0	0	0	0	0	65.820
402	10	00	00	Productos varios y útiles diversos	509.249	0	0	0	0	0	509.249
402	10	02	00	Materiales y útiles de limpieza y aseo	23.460	0	0	0	0	0	23.460
402	10	03	00	Utensilios de cocina y comedor	7.347	0	0	0	0	0	7.347
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	108.352	0	0	0	0	0	108.352
402	10	06	00	Condecoraciones, ofrendas y similares	6.667	0	0	0	0	0	6.667
402	10	07	00	Productos de seguridad en el trabajo	14.000	0	0	0	0	0	14.000
402	10	08	00	Materiales para equipos de computación	349.423	0	0	0	0	0	349.423
402	99	00	00	Otros materiales y suministros	79.600	0	0	0	0	0	79.600
402	99	01	00	Otros materiales y suministros	79.600	0	0	0	0	0	79.600
403	**00**	**00**	**00**	**Servicios no personales**	**5.849.688**	**0**	**0**	**0**	**0**	**0**	**5.849.688**
403	01	00	00	Alquileres de inmuebles	183.334	0	0	0	0	0	183.334
403	01	01	00	Alquileres de edificios y locales	183.334	0	0	0	0	0	183.334

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116246 260098000 FORTALECIMIENTO DE LOS CUERPOS DE POLICIAS

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA

META: 139

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	04	00	00	Servicios básicos	19.200	0	0	0	0	0	19.200
403	04	01	00	Electricidad	4.800	0	0	0	0	0	4.800
403	04	02	00	Gas	2.400	0	0	0	0	0	2.400
403	04	03	00	Agua	2.400	0	0	0	0	0	2.400
403	04	04	00	Teléfonos	7.200	0	0	0	0	0	7.200
403	04	06	00	Servicio de aseo urbano y domiciliario	2.400	0	0	0	0	0	2.400
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.384	0	0	0	0	0	42.384
403	07	02	00	Imprenta y reproducción	26.718	0	0	0	0	0	26.718
403	07	03	00	Relaciones sociales	15.666	0	0	0	0	0	15.666
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	36.668	0	0	0	0	0	36.668
403	08	01	00	Primas y gastos de seguros	33.334	0	0	0	0	0	33.334
403	08	03	00	Comisiones y gastos de adquisición de seguros	3.334	0	0	0	0	0	3.334
403	09	00	00	Viáticos y pasajes	4.830.264	0	0	0	0	0	4.830.264
403	09	01	00	Viáticos y pasajes dentro del pais	4.830.264	0	0	0	0	0	4.830.264
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	03	00	Servicios de procesamiento de datos	40.000	0	0	0	0	0	40.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	326.667	0	0	0	0	0	326.667
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	326.667	0	0	0	0	0	326.667
403	18	00	00	Impuestos indirectos	297.952	0	0	0	0	0	297.952
403	18	01	00	Impuesto al valor agregado	297.952	0	0	0	0	0	297.952
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	72.219	0	0	0	0	0	72.219
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	72.219	0	0	0	0	0	72.219
403	99	00	00	Otros servicios no personales	1.000	0	0	0	0	0	1.000
403	99	01	00	Otros servicios no personales	1.000	0	0	0	0	0	1.000
404	**00**	**00**	**00**	**Activos reales**	**218.608**	**0**	**0**	**0**	**0**	**0**	**218.608**
404	99	00	00	Otros activos reales	218.608	0	0	0	0	0	218.608
404	99	01	00	Otros activos reales	218.608	0	0	0	0	0	218.608
407	**00**	**00**	**00**	**Transferencias y donaciones**	**449.650**	**0**	**0**	**0**	**0**	**0**	**449.650**
407	01	00	00	Transferencias y donaciones corrientes internas	449.650	0	0	0	0	0	449.650

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116246 260098000 FORTALECIMIENTO DE LOS CUERPOS DE POLICIAS

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA

META: 139

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	00	Transferencias corrientes internas al sector privado	153.400	0	0	0	0	0	153.400
407	01	01	05	Becas de perfeccionamiento profesional en el país	58.800	0	0	0	0	0	58.800
407	01	01	06	Becas para estudios en el extranjero	94.600	0	0	0	0	0	94.600
407	01	02	00	Donaciones corrientes internas al sector privado	296.250	0	0	0	0	0	296.250
407	01	02	01	Donaciones corrientes a personas	296.250	0	0	0	0	0	296.250
				Totales	**31.676.226**	**0**	**0**	**0**	**0**	**0**	**31.676.226**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116246 260098000 FORTALECIMIENTO DE LOS CUERPOS DE POLICIAS

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA

META: 139

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116246 260098000 FORTALECIMIENTO DE LOS CUERPOS DE POLICIAS

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 139

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260098001 CONFORMAR UN EQUIPO DE RECURSO HUMANO CAPACITADO PARA LOGRAR LOS OBJETIVOS

UNIDAD DE MEDIDA: CARGO **META:** 5

RESPONSABLE/EJECUTOR: VICEMINISTERIO DEL SISTEMA INTEGRADO DE POLICÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.900.829**	**0**	**0**	**0**	**0**	0	**4.900.829**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.275.385	0	0	0	0	0	3.275.385
401	01	18	00	Remuneraciones al personal contratado	3.228.000	0	0	0	0	0	3.228.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	23.385	0	0	0	0	0	23.385
401	01	99	00	Otras retribuciones	24.000	0	0	0	0	0	24.000
401	03	00	00	Primas	20.040	0	0	0	0	0	20.040
401	03	95	00	Otras primas al personal de alto nivel y de dirección	20.040	0	0	0	0	0	20.040
401	04	00	00	Complementos de sueldos y salarios	697.680	0	0	0	0	0	697.680
401	04	26	00	Bono compensatorio de alimentación al personal contratado	684.000	0	0	0	0	0	684.000
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	13.680	0	0	0	0	0	13.680
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	337.881	0	0	0	0	0	337.881
401	05	07	00	Aguinaldos al personal contratado	273.483	0	0	0	0	0	273.483
401	05	08	00	Bono vacacional al personal contratado	53.800	0	0	0	0	0	53.800
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	6.925	0	0	0	0	0	6.925
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	3.673	0	0	0	0	0	3.673
401	06	00	00	Aportes patronales y legales	224.065	0	0	0	0	0	224.065
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	177.540	0	0	0	0	0	177.540
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	32.280	0	0	0	0	0	32.280
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	3.654	0	0	0	0	0	3.654
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	993	0	0	0	0	0	993
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	659	0	0	0	0	0	659
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	659	0	0	0	0	0	659
401	06	95	00	Otros aportes legales por personal contratado	8.280	0	0	0	0	0	8.280

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116246 260098000 FORTALECIMIENTO DE LOS CUERPOS DE POLICIAS

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 139

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260098001 CONFORMAR UN EQUIPO DE RECURSO HUMANO CAPACITADO PARA LOGRAR LOS OBJETIVOS

UNIDAD DE MEDIDA: CARGO **META:** 5

RESPONSABLE/EJECUTOR: VICEMINISTERIO DEL SISTEMA INTEGRADO DE POLICÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
401	07	00	00	Asistencia socio-económica	4.964	0	0	0	0	0	4.964
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	4.964	0	0	0	0	0	4.964
401	08	00	00	Prestaciones sociales e indemnizaciones	304.814	0	0	0	0	0	304.814
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	296.274	0	0	0	0	0	296.274
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	8.540	0	0	0	0	0	8.540
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	36.000	0	0	0	0	0	36.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**398.236**	**0**	**0**	**0**	**0**	0	**398.236**
402	01	00	00	Productos alimenticios y agropecuarios	14.667	0	0	0	0	0	14.667
402	01	01	00	Alimentos y bebidas para personas	14.667	0	0	0	0	0	14.667
402	03	00	00	Textiles y vestuarios	29.500	0	0	0	0	0	29.500
402	03	02	00	Prendas de vestir	29.500	0	0	0	0	0	29.500
402	04	00	00	Productos de cuero y caucho	17.600	0	0	0	0	0	17.600
402	04	03	00	Cauchos y tripas para vehículos	17.600	0	0	0	0	0	17.600
402	05	00	00	Productos de papel, cartón e impresos	22.307	0	0	0	0	0	22.307
402	05	03	00	Productos de papel y cartón para oficina	22.307	0	0	0	0	0	22.307
402	06	00	00	Productos químicos y derivados	82.387	0	0	0	0	0	82.387
402	06	06	00	Combustibles y lubricantes	14.720	0	0	0	0	0	14.720
402	06	08	00	Productos plásticos	67.667	0	0	0	0	0	67.667
402	08	00	00	Productos metálicos	29.760	0	0	0	0	0	29.760
402	08	09	00	Repuestos y accesorios para equipos de transporte	29.760	0	0	0	0	0	29.760
402	10	00	00	Productos varios y útiles diversos	167.242	0	0	0	0	0	167.242
402	10	02	00	Materiales y útiles de limpieza y aseo	14.680	0	0	0	0	0	14.680
402	10	03	00	Utensilios de cocina y comedor	7.347	0	0	0	0	0	7.347
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	108.352	0	0	0	0	0	108.352

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA **PROYECTO:** 116246 260098000 FORTALECIMIENTO DE LOS CUERPOS DE POLICIAS

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 139

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260098001 CONFORMAR UN EQUIPO DE RECURSO HUMANO CAPACITADO PARA LOGRAR LOS OBJETIVOS

UNIDAD DE MEDIDA: CARGO **META:** 5

RESPONSABLE/EJECUTOR: VICEMINISTERIO DEL SISTEMA INTEGRADO DE POLICÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	14.000	0	0	0	0	0	14.000
402	10	08	00	Materiales para equipos de computación	22.863	0	0	0	0	0	22.863
402	99	00	00	Otros materiales y suministros	34.773	0	0	0	0	0	34.773
402	99	01	00	Otros materiales y suministros	34.773	0	0	0	0	0	34.773
403	**00**	**00**	**00**	**Servicios no personales**	**561.570**	**0**	**0**	**0**	**0**	0	**561.570**
403	01	00	00	Alquileres de inmuebles	152.000	0	0	0	0	0	152.000
403	01	01	00	Alquileres de edificios y locales	152.000	0	0	0	0	0	152.000
403	04	00	00	Servicios básicos	19.200	0	0	0	0	0	19.200
403	04	01	00	Electricidad	4.800	0	0	0	0	0	4.800
403	04	02	00	Gas	2.400	0	0	0	0	0	2.400
403	04	03	00	Agua	2.400	0	0	0	0	0	2.400
403	04	04	00	Teléfonos	7.200	0	0	0	0	0	7.200
403	04	06	00	Servicio de aseo urbano y domiciliario	2.400	0	0	0	0	0	2.400
403	09	00	00	Viáticos y pasajes	111.587	0	0	0	0	0	111.587
403	09	01	00	Viáticos y pasajes dentro del país	111.587	0	0	0	0	0	111.587
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	160.000	0	0	0	0	0	160.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	160.000	0	0	0	0	0	160.000
403	18	00	00	Impuestos indirectos	101.683	0	0	0	0	0	101.683
403	18	01	00	Impuesto al valor agregado	101.683	0	0	0	0	0	101.683
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	17.100	0	0	0	0	0	17.100
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	17.100	0	0	0	0	0	17.100
404	**00**	**00**	**00**	**Activos reales**	**218.608**	**0**	**0**	**0**	**0**	0	**218.608**
404	99	00	00	Otros activos reales	218.608	0	0	0	0	0	218.608
404	99	01	00	Otros activos reales	218.608	0	0	0	0	0	218.608

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116246 260098000 FORTALECIMIENTO DE LOS CUERPOS DE POLICIAS

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 139

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260098001 CONFORMAR UN EQUIPO DE RECURSO HUMANO CAPACITADO PARA LOGRAR LOS OBJETIVOS

UNIDAD DE MEDIDA: CARGO **META:** 5

RESPONSABLE/EJECUTOR: VICEMINISTERIO DEL SISTEMA INTEGRADO DE POLICÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
				Totales	**6.079.243**	**0**	**0**	**0**	**0**	0	**6.079.243**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116246 260098000 FORTALECIMIENTO DE LOS CUERPOS DE POLICIAS

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 139

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260098002 SUPERVICION DE LOS CUERPOS DE POLICIA NACIONAL, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: SUPERVISIÓN REALIZADA **META:** 556

RESPONSABLE/EJECUTOR: DIR. GEN DEL SERVICIO DE POLICIA Y OFICINAS TECNICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**18.343.659**	**0**	**0**	**0**	**0**	0	**18.343.659**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.917.422	0	0	0	0	0	8.917.422
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.030.170	0	0	0	0	0	1.030.170
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	195.276	0	0	0	0	0	195.276
401	01	18	00	Remuneraciones al personal contratado	7.586.976	0	0	0	0	0	7.586.976
401	01	99	00	Otras retribuciones	105.000	0	0	0	0	0	105.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.425.442	0	0	0	0	0	1.425.442
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.074.903	0	0	0	0	0	1.074.903
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	350.539	0	0	0	0	0	350.539
401	03	00	00	Primas	188.214	0	0	0	0	0	188.214
401	03	03	00	Primas por hogar a empleados	12.480	0	0	0	0	0	12.480
401	03	08	00	Primas de profesionalización a empleados	32.843	0	0	0	0	0	32.843
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	138.411	0	0	0	0	0	138.411
401	03	18	00	Primas por hogar a obreros	2.160	0	0	0	0	0	2.160
401	03	22	00	Primas de profesionalización a obreros	2.320	0	0	0	0	0	2.320
401	04	00	00	Complementos de sueldos y salarios	2.204.760	0	0	0	0	0	2.204.760
401	04	08	00	Bono compensatorio de alimentación a empleados	829.920	0	0	0	0	0	829.920
401	04	18	00	Bono compensatorio de alimentación a obreros	143.640	0	0	0	0	0	143.640
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.231.200	0	0	0	0	0	1.231.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.883.693	0	0	0	0	0	1.883.693
401	05	01	00	Aguinaldos a empleados	649.325	0	0	0	0	0	649.325
401	05	03	00	Bono vacacional a empleados	203.493	0	0	0	0	0	203.493
401	05	04	00	Aguinaldos a obreros	152.860	0	0	0	0	0	152.860
401	05	06	00	Bono vacacional a obreros	61.144	0	0	0	0	0	61.144

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116246 260098000 FORTALECIMIENTO DE LOS CUERPOS DE POLICIAS

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 139

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260098002 SUPERVICION DE LOS CUERPOS DE POLICIA NACIONAL, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: SUPERVISIÓN REALIZADA **META:** 556

RESPONSABLE/EJECUTOR: DIR. GEN DEL SERVICIO DE POLICIA Y OFICINAS TECNICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	07	00	Aguinaldos al personal contratado	710.488	0	0	0	0	0	710.488
401	05	08	00	Bono vacacional al personal contratado	106.383	0	0	0	0	0	106.383
401	06	00	00	Aportes patronales y legales	1.240.040	0	0	0	0	0	1.240.040
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	464.032	0	0	0	0	0	464.032
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	71.814	0	0	0	0	0	71.814
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	47.876	0	0	0	0	0	47.876
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	47.876	0	0	0	0	0	47.876
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	121.065	0	0	0	0	0	121.065
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	33.018	0	0	0	0	0	33.018
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	22.012	0	0	0	0	0	22.012
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	22.012	0	0	0	0	0	22.012
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	300.913	0	0	0	0	0	300.913
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	54.711	0	0	0	0	0	54.711
401	06	95	00	Otros aportes legales por personal contratado	54.711	0	0	0	0	0	54.711
401	07	00	00	Asistencia socio-económica	883.231	0	0	0	0	0	883.231
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	718.142	0	0	0	0	0	718.142
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	165.089	0	0	0	0	0	165.089
401	08	00	00	Prestaciones sociales e indemnizaciones	1.600.857	0	0	0	0	0	1.600.857
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	901.841	0	0	0	0	0	901.841
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	106.943	0	0	0	0	0	106.943
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	592.073	0	0	0	0	0	592.073
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**722.627**	**0**	**0**	**0**	**0**	0	**722.627**
402	01	00	00	Productos alimenticios y agropecuarios	233.333	0	0	0	0	0	233.333
402	01	01	00	Alimentos y bebidas para personas	233.333	0	0	0	0	0	233.333

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116246 260098000 FORTALECIMIENTO DE LOS CUERPOS DE POLICIAS

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 139

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260098002 SUPERVICION DE LOS CUERPOS DE POLICIA NACIONAL, ESTADALES Y MUNICIPALES

UNIDAD DE MEDIDA: SUPERVISIÓN REALIZADA **META:** 556

RESPONSABLE/EJECUTOR: DIR. GEN DEL SERVICIO DE POLICIA Y OFICINAS TECNICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	00	00	Textiles y vestuarios	87.500	0	0	0	0	0	87.500
402	03	02	00	Prendas de vestir	87.500	0	0	0	0	0	87.500
402	04	00	00	Productos de cuero y caucho	7.200	0	0	0	0	0	7.200
402	04	03	00	Cauchos y tripas para vehículos	7.200	0	0	0	0	0	7.200
402	05	00	00	Productos de papel, cartón e impresos	22.307	0	0	0	0	0	22.307
402	05	03	00	Productos de papel y cartón para oficina	22.307	0	0	0	0	0	22.307
402	06	00	00	Productos químicos y derivados	7.360	0	0	0	0	0	7.360
402	06	06	00	Combustibles y lubricantes	7.360	0	0	0	0	0	7.360
402	08	00	00	Productos metálicos	14.880	0	0	0	0	0	14.880
402	08	09	00	Repuestos y accesorios para equipos de transporte	14.880	0	0	0	0	0	14.880
402	10	00	00	Productos varios y útiles diversos	329.780	0	0	0	0	0	329.780
402	10	02	00	Materiales y útiles de limpieza y aseo	3.220	0	0	0	0	0	3.220
402	10	08	00	Materiales para equipos de computación	326.560	0	0	0	0	0	326.560
402	99	00	00	Otros materiales y suministros	20.267	0	0	0	0	0	20.267
402	99	01	00	Otros materiales y suministros	20.267	0	0	0	0	0	20.267
403	**00**	**00**	**00**	**Servicios no personales**	**2.149.758**	**0**	**0**	**0**	**0**	0	**2.149.758**
403	09	00	00	Viáticos y pasajes	1.942.453	0	0	0	0	0	1.942.453
403	09	01	00	Viáticos y pasajes dentro del país	1.942.453	0	0	0	0	0	1.942.453
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	80.000	0	0	0	0	0	80.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	80.000	0	0	0	0	0	80.000
403	18	00	00	Impuestos indirectos	127.305	0	0	0	0	0	127.305
403	18	01	00	Impuesto al valor agregado	127.305	0	0	0	0	0	127.305
				Totales	**21.216.044**	**0**	**0**	**0**	**0**	0	**21.216.044**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116246 260098000 FORTALECIMIENTO DE LOS CUERPOS DE POLICIAS

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 139

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260098003 APLICACIÓN DE PROGRAMAS DE ASISTENCIA TÉCNICA A LOS CUERPOS DE POLICÍA

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 556

RESPONSABLE/EJECUTOR: VICEMINISTERIO DEL SISTEMA INTEGRADO DE POLICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**456.967**	**0**	**0**	**0**	**0**	0	**456.967**
402	01	00	00	Productos alimenticios y agropecuarios	241.667	0	0	0	0	0	241.667
402	01	01	00	Alimentos y bebidas para personas	241.667	0	0	0	0	0	241.667
402	03	00	00	Textiles y vestuarios	119.800	0	0	0	0	0	119.800
402	03	01	00	Textiles	13.000	0	0	0	0	0	13.000
402	03	02	00	Prendas de vestir	106.800	0	0	0	0	0	106.800
402	04	00	00	Productos de cuero y caucho	37.333	0	0	0	0	0	37.333
402	04	03	00	Cauchos y tripas para vehículos	37.333	0	0	0	0	0	37.333
402	05	00	00	Productos de papel, cartón e impresos	22.307	0	0	0	0	0	22.307
402	05	03	00	Productos de papel y cartón para oficina	22.307	0	0	0	0	0	22.307
402	06	00	00	Productos químicos y derivados	7.360	0	0	0	0	0	7.360
402	06	06	00	Combustibles y lubricantes	7.360	0	0	0	0	0	7.360
402	08	00	00	Productos metálicos	14.880	0	0	0	0	0	14.880
402	08	09	00	Repuestos y accesorios para equipos de transporte	14.880	0	0	0	0	0	14.880
402	10	00	00	Productos varios y útiles diversos	9.887	0	0	0	0	0	9.887
402	10	02	00	Materiales y útiles de limpieza y aseo	3.220	0	0	0	0	0	3.220
402	10	06	00	Condecoraciones, ofrendas y similares	6.667	0	0	0	0	0	6.667
402	99	00	00	Otros materiales y suministros	3.733	0	0	0	0	0	3.733
402	99	01	00	Otros materiales y suministros	3.733	0	0	0	0	0	3.733
403	**00**	**00**	**00**	**Servicios no personales**	**1.604.837**	**0**	**0**	**0**	**0**	0	**1.604.837**
403	01	00	00	Alquileres de inmuebles	20.667	0	0	0	0	0	20.667
403	01	01	00	Alquileres de edificios y locales	20.667	0	0	0	0	0	20.667
403	07	00	00	Servicios de información, impresión y relaciones públicas	37.051	0	0	0	0	0	37.051
403	07	02	00	Imprenta y reproducción	26.718	0	0	0	0	0	26.718

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116246 260098000 FORTALECIMIENTO DE LOS CUERPOS DE POLICIAS

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 139

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260098003 APLICACIÓN DE PROGRAMAS DE ASISTENCIA TÉCNICA A LOS CUERPOS DE POLICÍA

UNIDAD DE MEDIDA: ASISTENCIA TÉCNICA **META:** 556

RESPONSABLE/EJECUTOR: VICEMINISTERIO DEL SISTEMA INTEGRADO DE POLICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	10.333	0	0	0	0	0	10.333
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	18.334	0	0	0	0	0	18.334
403	08	01	00	Primas y gastos de seguros	16.667	0	0	0	0	0	16.667
403	08	03	00	Comisiones y gastos de adquisición de seguros	1.667	0	0	0	0	0	1.667
403	09	00	00	Viáticos y pasajes	1.364.936	0	0	0	0	0	1.364.936
403	09	01	00	Viáticos y pasajes dentro del país	1.364.936	0	0	0	0	0	1.364.936
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	60.000	0	0	0	0	0	60.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	60.000	0	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	47.730	0	0	0	0	0	47.730
403	18	01	00	Impuesto al valor agregado	47.730	0	0	0	0	0	47.730
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	55.119	0	0	0	0	0	55.119
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	55.119	0	0	0	0	0	55.119
403	99	00	00	Otros servicios no personales	1.000	0	0	0	0	0	1.000
403	99	01	00	Otros servicios no personales	1.000	0	0	0	0	0	1.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**449.650**	**0**	**0**	**0**	**0**	0	**449.650**
407	01	00	00	Transferencias y donaciones corrientes internas	449.650	0	0	0	0	0	449.650
407	01	01	00	Transferencias corrientes internas al sector privado	153.400	0	0	0	0	0	153.400
407	01	01	05	Becas de perfeccionamiento profesional en el país	58.800	0	0	0	0	0	58.800
407	01	01	06	Becas para estudios en el extranjero	94.600	0	0	0	0	0	94.600
407	01	02	00	Donaciones corrientes internas al sector privado	296.250	0	0	0	0	0	296.250
407	01	02	01	Donaciones corrientes a personas	296.250	0	0	0	0	0	296.250
				Totales	**2.511.454**	**0**	**0**	**0**	**0**	0	**2.511.454**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116246 260098000 FORTALECIMIENTO DE LOS CUERPOS DE POLICIAS

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 139

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260098004 SUPERVISIÓN DISCIPLINARIA A LOS CUERPOS DE POLICÍAS

UNIDAD DE MEDIDA: SUPERVISIÓN REALIZADA **META:** 556

RESPONSABLE/EJECUTOR: VICEMINISTERIO DEL SISTEMA INTEGRADO DE POLICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**335.962**	**0**	**0**	**0**	**0**	0	**335.962**
402	01	00	00	Productos alimenticios y agropecuarios	214.667	0	0	0	0	0	214.667
402	01	01	00	Alimentos y bebidas para personas	214.667	0	0	0	0	0	214.667
402	03	00	00	Textiles y vestuarios	65.904	0	0	0	0	0	65.904
402	03	02	00	Prendas de vestir	65.904	0	0	0	0	0	65.904
402	04	00	00	Productos de cuero y caucho	13.867	0	0	0	0	0	13.867
402	04	03	00	Cauchos y tripas para vehículos	13.867	0	0	0	0	0	13.867
402	05	00	00	Productos de papel, cartón e impresos	4.697	0	0	0	0	0	4.697
402	05	03	00	Productos de papel y cartón para oficina	4.697	0	0	0	0	0	4.697
402	06	00	00	Productos químicos y derivados	7.360	0	0	0	0	0	7.360
402	06	06	00	Combustibles y lubricantes	7.360	0	0	0	0	0	7.360
402	08	00	00	Productos metálicos	6.300	0	0	0	0	0	6.300
402	08	09	00	Repuestos y accesorios para equipos de transporte	6.300	0	0	0	0	0	6.300
402	10	00	00	Productos varios y útiles diversos	2.340	0	0	0	0	0	2.340
402	10	02	00	Materiales y útiles de limpieza y aseo	2.340	0	0	0	0	0	2.340
402	99	00	00	Otros materiales y suministros	20.827	0	0	0	0	0	20.827
402	99	01	00	Otros materiales y suministros	20.827	0	0	0	0	0	20.827
403	**00**	**00**	**00**	**Servicios no personales**	**1.533.523**	**0**	**0**	**0**	**0**	0	**1.533.523**
403	01	00	00	Alquileres de inmuebles	10.667	0	0	0	0	0	10.667
403	01	01	00	Alquileres de edificios y locales	10.667	0	0	0	0	0	10.667
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.333	0	0	0	0	0	5.333
403	07	03	00	Relaciones sociales	5.333	0	0	0	0	0	5.333
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	18.334	0	0	0	0	0	18.334
403	08	01	00	Primas y gastos de seguros	16.667	0	0	0	0	0	16.667

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116246 260098000 FORTALECIMIENTO DE LOS CUERPOS DE POLICIAS

OBJETIVO DEL PROYECTO: FORTALECIMIENTO DEL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 139

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DEL SISTEMA INTEGRADO DE POLICÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260098004 SUPERVISIÓN DISCIPLINARIA A LOS CUERPOS DE POLICÍAS

UNIDAD DE MEDIDA: SUPERVISIÓN REALIZADA **META:** 556

RESPONSABLE/EJECUTOR: VICEMINISTERIO DEL SISTEMA INTEGRADO DE POLICIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	03	00	Comisiones y gastos de adquisición de seguros	1.667	0	0	0	0	0	1.667
403	09	00	00	Viáticos y pasajes	1.411.288	0	0	0	0	0	1.411.288
403	09	01	00	Viáticos y pasajes dentro del país	1.411.288	0	0	0	0	0	1.411.288
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	03	00	Servicios de procesamiento de datos	40.000	0	0	0	0	0	40.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	26.667	0	0	0	0	0	26.667
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	26.667	0	0	0	0	0	26.667
403	18	00	00	Impuestos indirectos	21.234	0	0	0	0	0	21.234
403	18	01	00	Impuesto al valor agregado	21.234	0	0	0	0	0	21.234
				Totales	**1.869.485**	**0**	**0**	**0**	**0**	0	**1.869.485**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116254 260099000 FORTALECIMIENTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DEL SISTEMA DE GESTIÓN DE LA CALIDAD NORMAS ISO 9001-2008

OBJETIVO DEL PROYECTO: PLANIFICAR, ORGANIZAR, EJECUTAR, DIRIGIR, CONTROLAR, COORDINAR Y SUPERVISAR EN EL ÁMBITO NACIONAL, LO RELACIONADO CON EL CONTROL, FISCALIZACIÓN, PREVENCIÓN, TRATAMIENTO, REHABILITACIÓN, REINCORPORACIÓN SOCIAL Y RELACIONES INTERNACIONALES EN MATERIA DE PRODUCCIÓN, TRÁFICO Y CONSUMO DE DROGAS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 3.250.000 **FEMENINO:** 1.950.000 **MASCULINO:** 1.300.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**26.902.037**	**0**	**0**	**0**	**0**	**0**	**26.902.037**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.927.003	0	0	0	0	0	6.927.003
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.806.111	0	0	0	0	0	3.806.111
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.012.296	0	0	0	0	0	1.012.296
401	01	18	00	Remuneraciones al personal contratado	1.181.926	0	0	0	0	0	1.181.926
401	01	99	00	Otras retribuciones	926.670	0	0	0	0	0	926.670
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.224.736	0	0	0	0	0	4.224.736
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.983.848	0	0	0	0	0	2.983.848
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.240.888	0	0	0	0	0	1.240.888
401	03	00	00	Primas	4.220.936	0	0	0	0	0	4.220.936
401	03	02	00	Primas de transporte a empleados	284.405	0	0	0	0	0	284.405
401	03	03	00	Primas por hogar a empleados	465.000	0	0	0	0	0	465.000
401	03	04	00	Primas por hijos a empleados	372.000	0	0	0	0	0	372.000
401	03	08	00	Primas de profesionalización a empleados	375.858	0	0	0	0	0	375.858
401	03	09	00	Primas por antigüedad a empleados	647.280	0	0	0	0	0	647.280
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	752.662	0	0	0	0	0	752.662
401	03	17	00	Primas de transporte a obreros	90.000	0	0	0	0	0	90.000
401	03	18	00	Primas por hogar a obreros	150.000	0	0	0	0	0	150.000
401	03	19	00	Primas por hijos de obreros	180.000	0	0	0	0	0	180.000
401	03	21	00	Primas por antigüedad a obreros	162.864	0	0	0	0	0	162.864
401	03	22	00	Primas de profesionalización a obreros	2.867	0	0	0	0	0	2.867
401	03	97	00	Otras primas a empleados	558.000	0	0	0	0	0	558.000
401	03	98	00	Otras primas a obreros	180.000	0	0	0	0	0	180.000
401	04	00	00	Complementos de sueldos y salarios	4.649.805	0	0	0	0	0	4.649.805
401	04	06	00	Complemento a empleados por comisión de servicios	1.137.465	0	0	0	0	0	1.137.465
401	04	08	00	Bono compensatorio de alimentación a empleados	2.297.100	0	0	0	0	0	2.297.100
401	04	18	00	Bono compensatorio de alimentación a obreros	741.000	0	0	0	0	0	741.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116254 260099000 FORTALECIMIENTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DEL SISTEMA DE GESTIÓN DE LA CALIDAD NORMAS ISO 9001-2008

OBJETIVO DEL PROYECTO: PLANIFICAR, ORGANIZAR, EJECUTAR, DIRIGIR, CONTROLAR, COORDINAR Y SUPERVISAR EN EL ÁMBITO NACIONAL, LO RELACIONADO CON EL CONTROL, FISCALIZACIÓN, PREVENCIÓN, TRATAMIENTO, REHABILITACIÓN, REINCORPORACIÓN SOCIAL Y RELACIONES INTERNACIONALES EN MATERIA DE PRODUCCIÓN, TRÁFICO Y CONSUMO DE DROGAS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 3.250.000 **FEMENINO:** 1.950.000 **MASCULINO:** 1.300.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	474.240	0	0	0	0	0	474.240
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.872.911	0	0	0	0	0	1.872.911
401	05	01	00	Aguinaldos a empleados	245.159	0	0	0	0	0	245.159
401	05	03	00	Bono vacacional a empleados	1.176.764	0	0	0	0	0	1.176.764
401	05	04	00	Aguinaldos a obreros	69.882	0	0	0	0	0	69.882
401	05	06	00	Bono vacacional a obreros	335.435	0	0	0	0	0	335.435
401	05	07	00	Aguinaldos al personal contratado	19.880	0	0	0	0	0	19.880
401	05	08	00	Bono vacacional al personal contratado	25.791	0	0	0	0	0	25.791
401	06	00	00	Aportes patronales y legales	343.411	0	0	0	0	0	343.411
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	97.083	0	0	0	0	0	97.083
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	26.477	0	0	0	0	0	26.477
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	17.651	0	0	0	0	0	17.651
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	17.651	0	0	0	0	0	17.651
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	27.673	0	0	0	0	0	27.673
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	7.547	0	0	0	0	0	7.547
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	5.031	0	0	0	0	0	5.031
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	5.031	0	0	0	0	0	5.031
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	102.129	0	0	0	0	0	102.129
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	18.569	0	0	0	0	0	18.569
401	06	95	00	Otros aportes legales por personal contratado	18.569	0	0	0	0	0	18.569
401	07	00	00	Asistencia socio-económica	3.061.951	0	0	0	0	0	3.061.951
401	07	01	00	Capacitación y adiestramiento a empleados	200.000	0	0	0	0	0	200.000
401	07	02	00	Becas a empleados	80.000	0	0	0	0	0	80.000
401	07	03	00	Ayudas por matrimonio a empleados	2.250	0	0	0	0	0	2.250
401	07	04	00	Ayudas por nacimiento de hijos a empleados	9.000	0	0	0	0	0	9.000
401	07	05	00	Ayudas por defunción a empleados	1.750	0	0	0	0	0	1.750
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	100.000	0	0	0	0	0	100.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116254 260099000 FORTALECIMIENTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DEL SISTEMA DE GESTIÓN DE LA CALIDAD NORMAS ISO 9001-2008

OBJETIVO DEL PROYECTO: PLANIFICAR, ORGANIZAR, EJECUTAR, DIRIGIR, CONTROLAR, COORDINAR Y SUPERVISAR EN EL ÁMBITO NACIONAL, LO RELACIONADO CON EL CONTROL, FISCALIZACIÓN, PREVENCIÓN, TRATAMIENTO, REHABILITACIÓN, REINCORPORACIÓN SOCIAL Y RELACIONES INTERNACIONALES EN MATERIA DE PRODUCCIÓN, TRÁFICO Y CONSUMO DE DROGAS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 3.250.000 **FEMENINO:** 1.950.000 **MASCULINO:** 1.300.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	132.386	0	0	0	0	0	132.386
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	304.500	0	0	0	0	0	304.500
401	07	10	00	Dotación de uniformes a empleados	771.400	0	0	0	0	0	771.400
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	319.554	0	0	0	0	0	319.554
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	217.500	0	0	0	0	0	217.500
401	07	17	00	Capacitación y adiestramiento a obreros	40.000	0	0	0	0	0	40.000
401	07	18	00	Becas a obreros	10.000	0	0	0	0	0	10.000
401	07	19	00	Ayudas por matrimonio de obreros	2.250	0	0	0	0	0	2.250
401	07	20	00	Ayudas por nacimiento de hijos de obreros	6.000	0	0	0	0	0	6.000
401	07	21	00	Ayudas por defunción a obreros	1.750	0	0	0	0	0	1.750
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	40.000	0	0	0	0	0	40.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	37.736	0	0	0	0	0	37.736
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	108.000	0	0	0	0	0	108.000
401	07	26	00	Dotación de uniformes a obreros	322.000	0	0	0	0	0	322.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	74.314	0	0	0	0	0	74.314
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	90.000	0	0	0	0	0	90.000
401	07	33	00	Asistencia socio-económica al personal contratado	191.561	0	0	0	0	0	191.561
401	08	00	00	Prestaciones sociales e indemnizaciones	1.601.284	0	0	0	0	0	1.601.284
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.167.911	0	0	0	0	0	1.167.911
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	332.911	0	0	0	0	0	332.911
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	100.462	0	0	0	0	0	100.462
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**594.346**	**0**	**0**	**0**	**0**	**0**	**594.346**
402	01	00	00	Productos alimenticios y agropecuarios	76.750	0	0	0	0	0	76.750
402	01	01	00	Alimentos y bebidas para personas	76.750	0	0	0	0	0	76.750
402	05	00	00	Productos de papel, cartón e impresos	72.000	0	0	0	0	0	72.000
402	05	01	00	Pulpa de madera, papel y cartón	18.000	0	0	0	0	0	18.000
402	05	03	00	Productos de papel y cartón para oficina	18.000	0	0	0	0	0	18.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116254 260099000 FORTALECIMIENTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DEL SISTEMA DE GESTIÓN DE LA CALIDAD NORMAS ISO 9001-2008

OBJETIVO DEL PROYECTO: PLANIFICAR, ORGANIZAR, EJECUTAR, DIRIGIR, CONTROLAR, COORDINAR Y SUPERVISAR EN EL ÁMBITO NACIONAL, LO RELACIONADO CON EL CONTROL, FISCALIZACIÓN, PREVENCIÓN, TRATAMIENTO, REHABILITACIÓN, REINCORPORACIÓN SOCIAL Y RELACIONES INTERNACIONALES EN MATERIA DE PRODUCCIÓN, TRÁFICO Y CONSUMO DE DROGAS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 3.250.000 **FEMENINO:** 1.950.000 **MASCULINO:** 1.300.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	04	00	Libros, revistas y periódicos	36.000	0	0	0	0	0	36.000
402	06	00	00	Productos químicos y derivados	47.300	0	0	0	0	0	47.300
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	0	20.000
402	06	06	00	Combustibles y lubricantes	17.400	0	0	0	0	0	17.400
402	06	08	00	Productos plásticos	9.900	0	0	0	0	0	9.900
402	10	00	00	Productos varios y útiles diversos	380.296	0	0	0	0	0	380.296
402	10	02	00	Materiales y útiles de limpieza y aseo	50.000	0	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	64.900	0	0	0	0	0	64.900
402	10	06	00	Condecoraciones, ofrendas y similares	12.000	0	0	0	0	0	12.000
402	10	08	00	Materiales para equipos de computación	241.396	0	0	0	0	0	241.396
402	10	99	00	Otros productos y útiles diversos	12.000	0	0	0	0	0	12.000
402	99	00	00	Otros materiales y suministros	18.000	0	0	0	0	0	18.000
402	99	01	00	Otros materiales y suministros	18.000	0	0	0	0	0	18.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.312.896**	**0**	**0**	**0**	**0**	**0**	**3.312.896**
403	04	00	00	Servicios básicos	767.246	0	0	0	0	0	767.246
403	04	01	00	Electricidad	85.200	0	0	0	0	0	85.200
403	04	03	00	Agua	18.000	0	0	0	0	0	18.000
403	04	04	00	Teléfonos	597.146	0	0	0	0	0	597.146
403	04	05	00	Servicio de comunicaciones	49.500	0	0	0	0	0	49.500
403	04	06	00	Servicio de aseo urbano y domiciliario	17.400	0	0	0	0	0	17.400
403	07	00	00	Servicios de información, impresión y relaciones públicas	21.000	0	0	0	0	0	21.000
403	07	04	00	Avisos	21.000	0	0	0	0	0	21.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	112.033	0	0	0	0	0	112.033
403	08	01	00	Primas y gastos de seguros	95.733	0	0	0	0	0	95.733
403	08	02	00	Comisiones y gastos bancarios	16.300	0	0	0	0	0	16.300
403	09	00	00	Viáticos y pasajes	1.575.407	0	0	0	0	0	1.575.407
403	09	01	00	Viáticos y pasajes dentro del país	145.000	0	0	0	0	0	145.000
403	09	02	00	Viáticos y pasajes fuera del país	1.430.407	0	0	0	0	0	1.430.407

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116254 260099000 FORTALECIMIENTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DEL SISTEMA DE GESTIÓN DE LA CALIDAD NORMAS ISO 9001-2008

OBJETIVO DEL PROYECTO: PLANIFICAR, ORGANIZAR, EJECUTAR, DIRIGIR, CONTROLAR, COORDINAR Y SUPERVISAR EN EL ÁMBITO NACIONAL, LO RELACIONADO CON EL CONTROL, FISCALIZACIÓN, PREVENCIÓN, TRATAMIENTO, REHABILITACIÓN, REINCORPORACIÓN SOCIAL Y RELACIONES INTERNACIONALES EN MATERIA DE PRODUCCIÓN, TRÁFICO Y CONSUMO DE DROGAS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 3.250.000 **FEMENINO:** 1.950.000 **MASCULINO:** 1.300.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	83.000	0	0	0	0	0	83.000
403	10	07	00	Servicios de capacitación y adiestramiento	60.000	0	0	0	0	0	60.000
403	10	99	00	Otros servicios profesionales y técnicos	23.000	0	0	0	0	0	23.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	343.710	0	0	0	0	0	343.710
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	166.990	0	0	0	0	0	166.990
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	176.720	0	0	0	0	0	176.720
403	18	00	00	Impuestos indirectos	320.500	0	0	0	0	0	320.500
403	18	01	00	Impuesto al valor agregado	320.500	0	0	0	0	0	320.500
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	90.000	0	0	0	0	0	90.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	90.000	0	0	0	0	0	90.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**10.000.000**	**0**	**0**	**0**	**0**	**0**	**10.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	10.000.000	0	0	0	0	0	10.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	10.000.000	0	0	0	0	0	10.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**32.000**	**0**	**0**	**0**	**0**	**0**	**32.000**
407	01	00	00	Transferencias y donaciones corrientes internas	32.000	0	0	0	0	0	32.000
407	01	02	00	Donaciones corrientes internas al sector privado	32.000	0	0	0	0	0	32.000
407	01	02	01	Donaciones corrientes a personas	32.000	0	0	0	0	0	32.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**30.000**	**0**	**0**	**0**	**0**	**0**	**30.000**
411	11	00	00	Obligaciones de ejercicios anteriores	30.000	0	0	0	0	0	30.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	30.000	0	0	0	0	0	30.000
				Totales	**40.871.279**	**0**	**0**	**0**	**0**	**0**	**40.871.279**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116254 260099000 FORTALECIMIENTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DEL SISTEMA DE GESTIÓN DE LA CALIDAD NORMAS ISO 9001-2008

OBJETIVO DEL PROYECTO: PLANIFICAR, ORGANIZAR, EJECUTAR, DIRIGIR, CONTROLAR, COORDINAR Y SUPERVISAR EN EL ÁMBITO NACIONAL, LO RELACIONADO CON EL CONTROL, FISCALIZACIÓN, PREVENCIÓN, TRATAMIENTO, REHABILITACIÓN, REINCORPORACIÓN SOCIAL Y RELACIONES INTERNACIONALES EN MATERIA DE PRODUCCIÓN, TRÁFICO Y CONSUMO DE DROGAS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 3.250.000 **FEMENINO:** 1.950.000 **MASCULINO:** 1.300.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116254 260099000 FORTALECIMIENTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DEL SISTEMA DE GESTIÓN DE LA CALIDAD NORMAS ISO 9001-2008

OBJETIVO DEL PROYECTO: PLANIFICAR, ORGANIZAR, EJECUTAR, DIRIGIR, CONTROLAR, COORDINAR Y SUPERVISAR EN EL ÁMBITO NACIONAL, LO RELACIONADO CON EL CONTROL, FISCALIZACIÓN, PREVENCIÓN, TRATAMIENTO, REHABILITACIÓN, REINCORPORACIÓN SOCIAL Y RELACIONES INTERNACIONALES EN MATERIA DE PRODUCCIÓN, TRÁFICO Y CONSUMO DE DROGAS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 3.250.000 **FEMENINO:** 1.950.000 **MASCULINO:** 1.300.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260099001 CUMPLIMIENTO DE LAS ACTIVIDADES PROGRAMADAS EN EL PLAN NACIONAL ANTIDROGAS EN LOS ÁMBITOS, POLÍTICAS Y LINEAS DE ACCIÓN EN ÉL SEÑALADAS.

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 21

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS, RECURSOS HUMANOS, ADMINISTRACIÓN Y FINANZAS, OBSERVATORIO VENEZOLANO DE DROGAS, PRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**26.902.037**	**0**	**0**	**0**	**0**	0	**26.902.037**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.927.003	0	0	0	0	0	6.927.003
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.806.111	0	0	0	0	0	3.806.111
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.012.296	0	0	0	0	0	1.012.296
401	01	18	00	Remuneraciones al personal contratado	1.181.926	0	0	0	0	0	1.181.926
401	01	99	00	Otras retribuciones	926.670	0	0	0	0	0	926.670
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	4.224.736	0	0	0	0	0	4.224.736
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.983.848	0	0	0	0	0	2.983.848
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.240.888	0	0	0	0	0	1.240.888
401	03	00	00	Primas	4.220.936	0	0	0	0	0	4.220.936
401	03	02	00	Primas de transporte a empleados	284.405	0	0	0	0	0	284.405
401	03	03	00	Primas por hogar a empleados	465.000	0	0	0	0	0	465.000
401	03	04	00	Primas por hijos a empleados	372.000	0	0	0	0	0	372.000
401	03	08	00	Primas de profesionalización a empleados	375.858	0	0	0	0	0	375.858
401	03	09	00	Primas por antigüedad a empleados	647.280	0	0	0	0	0	647.280
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	752.662	0	0	0	0	0	752.662
401	03	17	00	Primas de transporte a obreros	90.000	0	0	0	0	0	90.000
401	03	18	00	Primas por hogar a obreros	150.000	0	0	0	0	0	150.000
401	03	19	00	Primas por hijos de obreros	180.000	0	0	0	0	0	180.000
401	03	21	00	Primas por antigüedad a obreros	162.864	0	0	0	0	0	162.864
401	03	22	00	Primas de profesionalización a obreros	2.867	0	0	0	0	0	2.867
401	03	97	00	Otras primas a empleados	558.000	0	0	0	0	0	558.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116254 260099000 FORTALECIMIENTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DEL SISTEMA DE GESTIÓN DE LA CALIDAD NORMAS ISO 9001-2008

OBJETIVO DEL PROYECTO: PLANIFICAR, ORGANIZAR, EJECUTAR, DIRIGIR, CONTROLAR, COORDINAR Y SUPERVISAR EN EL ÁMBITO NACIONAL, LO RELACIONADO CON EL CONTROL, FISCALIZACIÓN, PREVENCIÓN, TRATAMIENTO, REHABILITACIÓN, REINCORPORACIÓN SOCIAL Y RELACIONES INTERNACIONALES EN MATERIA DE PRODUCCIÓN, TRÁFICO Y CONSUMO DE DROGAS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 3.250.000 **FEMENINO:** 1.950.000 **MASCULINO:** 1.300.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260099001 CUMPLIMIENTO DE LAS ACTIVIDADES PROGRAMADAS EN EL PLAN NACIONAL ANTIDROGAS EN LOS ÁMBITOS, POLÍTICAS Y LINEAS DE ACCIÓN EN ÉL SEÑALADAS.

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 21

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS, RECURSOS HUMANOS, ADMINISTRACIÓN Y FINANZAS, OBSERVATORIO VENEZOLANO DE DROGAS, PRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	98	00	Otras primas a obreros	180.000	0	0	0	0	0	180.000
401	04	00	00	Complementos de sueldos y salarios	4.649.805	0	0	0	0	0	4.649.805
401	04	06	00	Complemento a empleados por comisión de servicios	1.137.465	0	0	0	0	0	1.137.465
401	04	08	00	Bono compensatorio de alimentación a empleados	2.297.100	0	0	0	0	0	2.297.100
401	04	18	00	Bono compensatorio de alimentación a obreros	741.000	0	0	0	0	0	741.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	474.240	0	0	0	0	0	474.240
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.872.911	0	0	0	0	0	1.872.911
401	05	01	00	Aguinaldos a empleados	245.159	0	0	0	0	0	245.159
401	05	03	00	Bono vacacional a empleados	1.176.764	0	0	0	0	0	1.176.764
401	05	04	00	Aguinaldos a obreros	69.882	0	0	0	0	0	69.882
401	05	06	00	Bono vacacional a obreros	335.435	0	0	0	0	0	335.435
401	05	07	00	Aguinaldos al personal contratado	19.880	0	0	0	0	0	19.880
401	05	08	00	Bono vacacional al personal contratado	25.791	0	0	0	0	0	25.791
401	06	00	00	Aportes patronales y legales	343.411	0	0	0	0	0	343.411
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	97.083	0	0	0	0	0	97.083
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	26.477	0	0	0	0	0	26.477
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	17.651	0	0	0	0	0	17.651
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	17.651	0	0	0	0	0	17.651
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	27.673	0	0	0	0	0	27.673
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	7.547	0	0	0	0	0	7.547
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	5.031	0	0	0	0	0	5.031
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	5.031	0	0	0	0	0	5.031

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116254 260099000 FORTALECIMIENTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DEL SISTEMA DE GESTIÓN DE LA CALIDAD NORMAS ISO 9001-2008

OBJETIVO DEL PROYECTO: PLANIFICAR, ORGANIZAR, EJECUTAR, DIRIGIR, CONTROLAR, COORDINAR Y SUPERVISAR EN EL ÁMBITO NACIONAL, LO RELACIONADO CON EL CONTROL, FISCALIZACIÓN, PREVENCIÓN, TRATAMIENTO, REHABILITACIÓN, REINCORPORACIÓN SOCIAL Y RELACIONES INTERNACIONALES EN MATERIA DE PRODUCCIÓN, TRÁFICO Y CONSUMO DE DROGAS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 3.250.000 **FEMENINO:** 1.950.000 **MASCULINO:** 1.300.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260099001 CUMPLIMIENTO DE LAS ACTIVIDADES PROGRAMADAS EN EL PLAN NACIONAL ANTIDROGAS EN LOS ÁMBITOS, POLÍTICAS Y LINEAS DE ACCIÓN EN ÉL SEÑALADAS.

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 21

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS, RECURSOS HUMANOS, ADMINISTRACIÓN Y FINANZAS, OBSERVATORIO VENEZOLANO DE DROGAS, PRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	102.129	0	0	0	0	0	102.129
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	18.569	0	0	0	0	0	18.569
401	06	95	00	Otros aportes legales por personal contratado	18.569	0	0	0	0	0	18.569
401	07	00	00	Asistencia socio-económica	3.061.951	0	0	0	0	0	3.061.951
401	07	01	00	Capacitación y adiestramiento a empleados	200.000	0	0	0	0	0	200.000
401	07	02	00	Becas a empleados	80.000	0	0	0	0	0	80.000
401	07	03	00	Ayudas por matrimonio a empleados	2.250	0	0	0	0	0	2.250
401	07	04	00	Ayudas por nacimiento de hijos a empleados	9.000	0	0	0	0	0	9.000
401	07	05	00	Ayudas por defunción a empleados	1.750	0	0	0	0	0	1.750
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	100.000	0	0	0	0	0	100.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	132.386	0	0	0	0	0	132.386
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	304.500	0	0	0	0	0	304.500
401	07	10	00	Dotación de uniformes a empleados	771.400	0	0	0	0	0	771.400
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	319.554	0	0	0	0	0	319.554
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	217.500	0	0	0	0	0	217.500
401	07	17	00	Capacitación y adiestramiento a obreros	40.000	0	0	0	0	0	40.000
401	07	18	00	Becas a obreros	10.000	0	0	0	0	0	10.000
401	07	19	00	Ayudas por matrimonio de obreros	2.250	0	0	0	0	0	2.250
401	07	20	00	Ayudas por nacimiento de hijos de obreros	6.000	0	0	0	0	0	6.000
401	07	21	00	Ayudas por defunción a obreros	1.750	0	0	0	0	0	1.750
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	40.000	0	0	0	0	0	40.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	37.736	0	0	0	0	0	37.736

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116254 260099000 FORTALECIMIENTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DEL SISTEMA DE GESTIÓN DE LA CALIDAD NORMAS ISO 9001-2008

OBJETIVO DEL PROYECTO: PLANIFICAR, ORGANIZAR, EJECUTAR, DIRIGIR, CONTROLAR, COORDINAR Y SUPERVISAR EN EL ÁMBITO NACIONAL, LO RELACIONADO CON EL CONTROL, FISCALIZACIÓN, PREVENCIÓN, TRATAMIENTO, REHABILITACIÓN, REINCORPORACIÓN SOCIAL Y RELACIONES INTERNACIONALES EN MATERIA DE PRODUCCIÓN, TRÁFICO Y CONSUMO DE DROGAS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 3.250.000 **FEMENINO:** 1.950.000 **MASCULINO:** 1.300.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260099001 CUMPLIMIENTO DE LAS ACTIVIDADES PROGRAMADAS EN EL PLAN NACIONAL ANTIDROGAS EN LOS ÁMBITOS, POLÍTICAS Y LINEAS DE ACCIÓN EN ÉL SEÑALADAS.

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 21

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS, RECURSOS HUMANOS, ADMINISTRACIÓN Y FINANZAS, OBSERVATORIO VENEZOLANO DE DROGAS, PRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	108.000	0	0	0	0	0	108.000
401	07	26	00	Dotación de uniformes a obreros	322.000	0	0	0	0	0	322.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	74.314	0	0	0	0	0	74.314
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	90.000	0	0	0	0	0	90.000
401	07	33	00	Asistencia socio-económica al personal contratado	191.561	0	0	0	0	0	191.561
401	08	00	00	Prestaciones sociales e indemnizaciones	1.601.284	0	0	0	0	0	1.601.284
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.167.911	0	0	0	0	0	1.167.911
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	332.911	0	0	0	0	0	332.911
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	100.462	0	0	0	0	0	100.462
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**524.852**	**0**	**0**	**0**	**0**	0	**524.852**
402	01	00	00	Productos alimenticios y agropecuarios	76.750	0	0	0	0	0	76.750
402	01	01	00	Alimentos y bebidas para personas	76.750	0	0	0	0	0	76.750
402	05	00	00	Productos de papel, cartón e impresos	72.000	0	0	0	0	0	72.000
402	05	01	00	Pulpa de madera, papel y cartón	18.000	0	0	0	0	0	18.000
402	05	03	00	Productos de papel y cartón para oficina	18.000	0	0	0	0	0	18.000
402	05	04	00	Libros, revistas y periódicos	36.000	0	0	0	0	0	36.000
402	06	00	00	Productos químicos y derivados	47.300	0	0	0	0	0	47.300
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	0	20.000
402	06	06	00	Combustibles y lubricantes	17.400	0	0	0	0	0	17.400
402	06	08	00	Productos plásticos	9.900	0	0	0	0	0	9.900
402	10	00	00	Productos varios y útiles diversos	310.802	0	0	0	0	0	310.802
402	10	02	00	Materiales y útiles de limpieza y aseo	50.000	0	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	50.150	0	0	0	0	0	50.150

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116254 260099000 FORTALECIMIENTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DEL SISTEMA DE GESTIÓN DE LA CALIDAD NORMAS ISO 9001-2008

OBJETIVO DEL PROYECTO: PLANIFICAR, ORGANIZAR, EJECUTAR, DIRIGIR, CONTROLAR, COORDINAR Y SUPERVISAR EN EL ÁMBITO NACIONAL, LO RELACIONADO CON EL CONTROL, FISCALIZACIÓN, PREVENCIÓN, TRATAMIENTO, REHABILITACIÓN, REINCORPORACIÓN SOCIAL Y RELACIONES INTERNACIONALES EN MATERIA DE PRODUCCIÓN, TRÁFICO Y CONSUMO DE DROGAS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 3.250.000 **FEMENINO:** 1.950.000 **MASCULINO:** 1.300.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260099001 CUMPLIMIENTO DE LAS ACTIVIDADES PROGRAMADAS EN EL PLAN NACIONAL ANTIDROGAS EN LOS ÁMBITOS, POLÍTICAS Y LINEAS DE ACCIÓN EN ÉL SEÑALADAS.

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 21

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS, RECURSOS HUMANOS, ADMINISTRACIÓN Y FINANZAS, OBSERVATORIO VENEZOLANO DE DROGAS, PRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	06	00	Condecoraciones, ofrendas y similares	12.000	0	0	0	0	0	12.000
402	10	08	00	Materiales para equipos de computación	186.652	0	0	0	0	0	186.652
402	10	99	00	Otros productos y útiles diversos	12.000	0	0	0	0	0	12.000
402	99	00	00	Otros materiales y suministros	18.000	0	0	0	0	0	18.000
402	99	01	00	Otros materiales y suministros	18.000	0	0	0	0	0	18.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.806.379**	**0**	**0**	**0**	**0**	0	**1.806.379**
403	04	00	00	Servicios básicos	767.246	0	0	0	0	0	767.246
403	04	01	00	Electricidad	85.200	0	0	0	0	0	85.200
403	04	03	00	Agua	18.000	0	0	0	0	0	18.000
403	04	04	00	Teléfonos	597.146	0	0	0	0	0	597.146
403	04	05	00	Servicio de comunicaciones	49.500	0	0	0	0	0	49.500
403	04	06	00	Servicio de aseo urbano y domiciliario	17.400	0	0	0	0	0	17.400
403	07	00	00	Servicios de información, impresión y relaciones públicas	21.000	0	0	0	0	0	21.000
403	07	04	00	Avisos	21.000	0	0	0	0	0	21.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	112.033	0	0	0	0	0	112.033
403	08	01	00	Primas y gastos de seguros	95.733	0	0	0	0	0	95.733
403	08	02	00	Comisiones y gastos bancarios	16.300	0	0	0	0	0	16.300
403	09	00	00	Viáticos y pasajes	112.490	0	0	0	0	0	112.490
403	09	01	00	Viáticos y pasajes dentro del país	112.490	0	0	0	0	0	112.490
403	10	00	00	Servicios profesionales y técnicos	83.000	0	0	0	0	0	83.000
403	10	07	00	Servicios de capacitación y adiestramiento	60.000	0	0	0	0	0	60.000
403	10	99	00	Otros servicios profesionales y técnicos	23.000	0	0	0	0	0	23.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	343.710	0	0	0	0	0	343.710

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116254 260099000 FORTALECIMIENTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DEL SISTEMA DE GESTIÓN DE LA CALIDAD NORMAS ISO 9001-2008

OBJETIVO DEL PROYECTO: PLANIFICAR, ORGANIZAR, EJECUTAR, DIRIGIR, CONTROLAR, COORDINAR Y SUPERVISAR EN EL ÁMBITO NACIONAL, LO RELACIONADO CON EL CONTROL, FISCALIZACIÓN, PREVENCIÓN, TRATAMIENTO, REHABILITACIÓN, REINCORPORACIÓN SOCIAL Y RELACIONES INTERNACIONALES EN MATERIA DE PRODUCCIÓN, TRÁFICO Y CONSUMO DE DROGAS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 3.250.000 **FEMENINO:** 1.950.000 **MASCULINO:** 1.300.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260099001 CUMPLIMIENTO DE LAS ACTIVIDADES PROGRAMADAS EN EL PLAN NACIONAL ANTIDROGAS EN LOS ÁMBITOS, POLÍTICAS Y LINEAS DE ACCIÓN EN ÉL SEÑALADAS.

UNIDAD DE MEDIDA: ACTIVIDAD REALIZADA **META:** 21

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS, RECURSOS HUMANOS, ADMINISTRACIÓN Y FINANZAS, OBSERVATORIO VENEZOLANO DE DROGAS, PRESIDENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	166.990	0	0	0	0	0	166.990
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	176.720	0	0	0	0	0	176.720
403	18	00	00	Impuestos indirectos	276.900	0	0	0	0	0	276.900
403	18	01	00	Impuesto al valor agregado	276.900	0	0	0	0	0	276.900
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	90.000	0	0	0	0	0	90.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	90.000	0	0	0	0	0	90.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**10.000.000**	**0**	**0**	**0**	**0**	0	**10.000.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	10.000.000	0	0	0	0	0	10.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	10.000.000	0	0	0	0	0	10.000.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**32.000**	**0**	**0**	**0**	**0**	0	**32.000**
407	01	00	00	Transferencias y donaciones corrientes internas	32.000	0	0	0	0	0	32.000
407	01	02	00	Donaciones corrientes internas al sector privado	32.000	0	0	0	0	0	32.000
407	01	02	01	Donaciones corrientes a personas	32.000	0	0	0	0	0	32.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**30.000**	**0**	**0**	**0**	**0**	0	**30.000**
411	11	00	00	Obligaciones de ejercicios anteriores	30.000	0	0	0	0	0	30.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	30.000	0	0	0	0	0	30.000
				Totales	**39.295.268**	**0**	**0**	**0**	**0**	0	**39.295.268**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116254 260099000 FORTALECIMIENTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DEL SISTEMA DE GESTIÓN DE LA CALIDAD NORMAS ISO 9001-2008

OBJETIVO DEL PROYECTO: PLANIFICAR, ORGANIZAR, EJECUTAR, DIRIGIR, CONTROLAR, COORDINAR Y SUPERVISAR EN EL ÁMBITO NACIONAL, LO RELACIONADO CON EL CONTROL, FISCALIZACIÓN, PREVENCIÓN, TRATAMIENTO, REHABILITACIÓN, REINCORPORACIÓN SOCIAL Y RELACIONES INTERNACIONALES EN MATERIA DE PRODUCCIÓN, TRÁFICO Y CONSUMO DE DROGAS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 3.250.000 **FEMENINO:** 1.950.000 **MASCULINO:** 1.300.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260099002 POSICIONAMIENTO INTERNACIONAL DE LA REPÚBLICA BOLIVARIANA DE VENEZUELA, COMO ESTADO COOPERANTE EN MATERIA DE PREVENCIÓN DEL USO INDEBIDO DE LAS SUSTANCIAS ESTUPEFACIENTES Y PSICOTRÓPICAS .

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 4

RESPONSABLE/EJECUTOR: ONA. OFICINA DE RALCIONES INTERNACIONALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.720**	**0**	**0**	**0**	**0**	0	**4.720**
402	10	00	00	Productos varios y útiles diversos	4.720	0	0	0	0	0	4.720
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000	0	0	0	0	0	1.000
402	10	08	00	Materiales para equipos de computación	3.720	0	0	0	0	0	3.720
403	**00**	**00**	**00**	**Servicios no personales**	**1.464.257**	**0**	**0**	**0**	**0**	0	**1.464.257**
403	09	00	00	Viáticos y pasajes	1.432.257	0	0	0	0	0	1.432.257
403	09	01	00	Viáticos y pasajes dentro del país	1.850	0	0	0	0	0	1.850
403	09	02	00	Viáticos y pasajes fuera del país	1.430.407	0	0	0	0	0	1.430.407
403	18	00	00	Impuestos indirectos	32.000	0	0	0	0	0	32.000
403	18	01	00	Impuesto al valor agregado	32.000	0	0	0	0	0	32.000
				Totales	**1.468.977**	**0**	**0**	**0**	**0**	0	**1.468.977**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116254 260099000 FORTALECIMIENTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DEL SISTEMA DE GESTIÓN DE LA CALIDAD NORMAS ISO 9001-2008

OBJETIVO DEL PROYECTO: PLANIFICAR, ORGANIZAR, EJECUTAR, DIRIGIR, CONTROLAR, COORDINAR Y SUPERVISAR EN EL ÁMBITO NACIONAL, LO RELACIONADO CON EL CONTROL, FISCALIZACIÓN, PREVENCIÓN, TRATAMIENTO, REHABILITACIÓN, REINCORPORACIÓN SOCIAL Y RELACIONES INTERNACIONALES EN MATERIA DE PRODUCCIÓN, TRÁFICO Y CONSUMO DE DROGAS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 3.250.000 **FEMENINO:** 1.950.000 **MASCULINO:** 1.300.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260099003 ESTABLECIMIENTO DE LAS MEDIDAS DE CONTROL PARA LA PREVENCIÓN Y REPRESIÓN DEL TRÁFICO ILÍCITO DE DROGAS SUS PRECURSORES QUÍMICOS, LEGITIMACIÓN DE CAPITALES Y DELITOS CONEXOS.

UNIDAD DE MEDIDA: OPERACIÓN **META:** 12

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS. DIRECCIÓN DE REDUCCIÓN DE LA OFERTA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.670**	**0**	**0**	**0**	**0**	0	**17.670**
402	10	00	00	Productos varios y útiles diversos	17.670	0	0	0	0	0	17.670
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.750	0	0	0	0	0	3.750
402	10	08	00	Materiales para equipos de computación	13.920	0	0	0	0	0	13.920
403	**00**	**00**	**00**	**Servicios no personales**	**11.560**	**0**	**0**	**0**	**0**	0	**11.560**
403	09	00	00	Viáticos y pasajes	8.360	0	0	0	0	0	8.360
403	09	01	00	Viáticos y pasajes dentro del país	8.360	0	0	0	0	0	8.360
403	18	00	00	Impuestos indirectos	3.200	0	0	0	0	0	3.200
403	18	01	00	Impuesto al valor agregado	3.200	0	0	0	0	0	3.200
				Totales	**29.230**	**0**	**0**	**0**	**0**	0	**29.230**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116254 260099000 FORTALECIMIENTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DEL SISTEMA DE GESTIÓN DE LA CALIDAD NORMAS ISO 9001-2008

OBJETIVO DEL PROYECTO: PLANIFICAR, ORGANIZAR, EJECUTAR, DIRIGIR, CONTROLAR, COORDINAR Y SUPERVISAR EN EL ÁMBITO NACIONAL, LO RELACIONADO CON EL CONTROL, FISCALIZACIÓN, PREVENCIÓN, TRATAMIENTO, REHABILITACIÓN, REINCORPORACIÓN SOCIAL Y RELACIONES INTERNACIONALES EN MATERIA DE PRODUCCIÓN, TRÁFICO Y CONSUMO DE DROGAS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 3.250.000 **FEMENINO:** 1.950.000 **MASCULINO:** 1.300.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260099004 FORTALECIMIENTO DEL CONOCIMIENTO EN MATERIA DE PREVENCIÓN INTEGRAL DEL CONSUMO DE ALCOHOL, TABACO Y OTRAS DROGAS A TRAVÉS DE LA FORMACIÓN EDUCATIVA Y PROMOVER ESTILOS DE VIDA SALUDABLES EN LA POBLACIÓN VENEZOLANA.

UNIDAD DE MEDIDA: JORNADA **META:** 200

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS. DIRECCIÓN DE REDUCCIÓN DE LA DEMANDA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**23.552**	**0**	**0**	**0**	**0**	0	**23.552**
402	10	00	00	Productos varios y útiles diversos	23.552	0	0	0	0	0	23.552
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	18.552	0	0	0	0	0	18.552
403	**00**	**00**	**00**	**Servicios no personales**	**15.350**	**0**	**0**	**0**	**0**	0	**15.350**
403	09	00	00	Viáticos y pasajes	11.150	0	0	0	0	0	11.150
403	09	01	00	Viáticos y pasajes dentro del país	11.150	0	0	0	0	0	11.150
403	18	00	00	Impuestos indirectos	4.200	0	0	0	0	0	4.200
403	18	01	00	Impuesto al valor agregado	4.200	0	0	0	0	0	4.200
				Totales	**38.902**	**0**	**0**	**0**	**0**	0	**38.902**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116254 260099000 FORTALECIMIENTO DE LAS POLÍTICAS PÚBLICAS EN MATERIA DE LA LUCHA CONTRA LAS DROGAS EN VENEZUELA EN EL MARCO DEL SISTEMA DE GESTIÓN DE LA CALIDAD NORMAS ISO 9001-2008

OBJETIVO DEL PROYECTO: PLANIFICAR, ORGANIZAR, EJECUTAR, DIRIGIR, CONTROLAR, COORDINAR Y SUPERVISAR EN EL ÁMBITO NACIONAL, LO RELACIONADO CON EL CONTROL, FISCALIZACIÓN, PREVENCIÓN, TRATAMIENTO, REHABILITACIÓN, REINCORPORACIÓN SOCIAL Y RELACIONES INTERNACIONALES EN MATERIA DE PRODUCCIÓN, TRÁFICO Y CONSUMO DE DROGAS.

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 3.250.000 **FEMENINO:** 1.950.000 **MASCULINO:** 1.300.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260099005 CONSOLIDACIÓN DE LA RED NACIONAL ANTIDROGAS, A TRAVÉS DE LAS COMUNIDADES PARA ENFRENTAR EL PROBLEMAS DE LAS DROGAS

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 3.250.000

RESPONSABLE/EJECUTOR: OFICINA NACIONAL ANTIDROGAS. DIRECCIÓN DE RED NACIONAL ANTIDROGAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**23.552**	**0**	**0**	**0**	**0**	0	**23.552**
402	10	00	00	Productos varios y útiles diversos	23.552	0	0	0	0	0	23.552
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	18.552	0	0	0	0	0	18.552
403	**00**	**00**	**00**	**Servicios no personales**	**15.350**	**0**	**0**	**0**	**0**	0	**15.350**
403	09	00	00	Viáticos y pasajes	11.150	0	0	0	0	0	11.150
403	09	01	00	Viáticos y pasajes dentro del país	11.150	0	0	0	0	0	11.150
403	18	00	00	Impuestos indirectos	4.200	0	0	0	0	0	4.200
403	18	01	00	Impuesto al valor agregado	4.200	0	0	0	0	0	4.200
				Totales	**38.902**	**0**	**0**	**0**	**0**	0	**38.902**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116241 260100000 DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL (FASE II)

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD CIUDADANA, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES DE TODOS LOS CIUDADANOS Y CIUDADANAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 8

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.058.429.458**	**0**	**0**	**0**	**0**	**0**	**1.058.429.458**
401	01	00	00	Sueldos, salarios y otras retribuciones	448.247.759	0	0	0	0	0	448.247.759
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	442.942.769	0	0	0	0	0	442.942.769
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	222.943	0	0	0	0	0	222.943
401	01	18	00	Remuneraciones al personal contratado	4.395.047	0	0	0	0	0	4.395.047
401	01	99	00	Otras retribuciones	687.000	0	0	0	0	0	687.000
401	03	00	00	Primas	227.552.424	0	0	0	0	0	227.552.424
401	03	03	00	Primas por hogar a empleados	36.159.500	0	0	0	0	0	36.159.500
401	03	04	00	Primas por hijos a empleados	42.465.120	0	0	0	0	0	42.465.120
401	03	08	00	Primas de profesionalización a empleados	10.899.479	0	0	0	0	0	10.899.479
401	03	09	00	Primas por antigüedad a empleados	68.806.734	0	0	0	0	0	68.806.734
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	28.071.504	0	0	0	0	0	28.071.504
401	03	18	00	Primas por hogar a obreros	36.000	0	0	0	0	0	36.000
401	03	19	00	Primas por hijos de obreros	95.040	0	0	0	0	0	95.040
401	03	21	00	Primas por antigüedad a obreros	20.064	0	0	0	0	0	20.064
401	03	31	00	Primas por riesgo al personal militar y de seguridad	32.025.383	0	0	0	0	0	32.025.383
401	03	38	00	Primas por hogar al personal contratado	348.000	0	0	0	0	0	348.000
401	03	39	00	Primas por hijos al personal contratado	7.200.000	0	0	0	0	0	7.200.000
401	03	40	00	Primas de profesionalización al personal contratado	891.000	0	0	0	0	0	891.000
401	03	41	00	Primas por antigüedad al personal contratado	534.600	0	0	0	0	0	534.600
401	04	00	00	Complementos de sueldos y salarios	171.559.440	0	0	0	0	0	171.559.440
401	04	06	00	Complemento a empleados por comisión de servicios	300.000	0	0	0	0	0	300.000
401	04	08	00	Bono compensatorio de alimentación a empleados	169.508.400	0	0	0	0	0	169.508.400
401	04	18	00	Bono compensatorio de alimentación a obreros	164.160	0	0	0	0	0	164.160
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.586.880	0	0	0	0	0	1.586.880
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	26.633.368	0	0	0	0	0	26.633.368
401	05	03	00	Bono vacacional a empleados	25.737.620	0	0	0	0	0	25.737.620
401	05	06	00	Bono vacacional a obreros	48.677	0	0	0	0	0	48.677
401	05	07	00	Aguinaldos al personal contratado	760.424	0	0	0	0	0	760.424

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116241 260100000 DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL (FASE II)

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD CIUDADANA, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES DE TODOS LOS CIUDADANOS Y CIUDADANAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 8

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	08	00	Bono vacacional al personal contratado	86.647	0	0	0	0	0	86.647
401	06	00	00	Aportes patronales y legales	73.686.691	0	0	0	0	0	73.686.691
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	44.759.877	0	0	0	0	0	44.759.877
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	12.207.239	0	0	0	0	0	12.207.239
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.138.159	0	0	0	0	0	8.138.159
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	8.138.159	0	0	0	0	0	8.138.159
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	325.055	0	0	0	0	0	325.055
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	59.101	0	0	0	0	0	59.101
401	06	95	00	Otros aportes legales por personal contratado	59.101	0	0	0	0	0	59.101
401	07	00	00	Asistencia socio-económica	45.612.834	0	0	0	0	0	45.612.834
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	40.690.797	0	0	0	0	0	40.690.797
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	4.922.037	0	0	0	0	0	4.922.037
401	08	00	00	Prestaciones sociales e indemnizaciones	65.136.942	0	0	0	0	0	65.136.942
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	64.364.301	0	0	0	0	0	64.364.301
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	772.641	0	0	0	0	0	772.641
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.904.000**	**0**	**0**	**0**	**0**	**0**	**19.904.000**
402	01	00	00	Productos alimenticios y agropecuarios	305.000	0	0	0	0	0	305.000
402	01	01	00	Alimentos y bebidas para personas	305.000	0	0	0	0	0	305.000
402	03	00	00	Textiles y vestuarios	10.810.000	0	0	0	0	0	10.810.000
402	03	01	00	Textiles	60.000	0	0	0	0	0	60.000
402	03	02	00	Prendas de vestir	9.250.000	0	0	0	0	0	9.250.000
402	03	03	00	Calzados	1.500.000	0	0	0	0	0	1.500.000
402	04	00	00	Productos de cuero y caucho	450.000	0	0	0	0	0	450.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	200.000	0	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	250.000	0	0	0	0	0	250.000
402	05	00	00	Productos de papel, cartón e impresos	1.150.000	0	0	0	0	0	1.150.000
402	05	01	00	Pulpa de madera, papel y cartón	250.000	0	0	0	0	0	250.000
402	05	02	00	Envases y cajas de papel y cartón	250.000	0	0	0	0	0	250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116241 260100000 DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL (FASE II)

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD CIUDADANA, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES DE TODOS LOS CIUDADANOS Y CIUDADANAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: SERVICIO PRESTADO

META: 8

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	03	00	Productos de papel y cartón para oficina	350.000	0	0	0	0	0	350.000
402	05	06	00	Productos de papel y cartón para computación	200.000	0	0	0	0	0	200.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	1.654.000	0	0	0	0	0	1.654.000
402	06	03	00	Tintas, pinturas y colorantes	904.000	0	0	0	0	0	904.000
402	06	04	00	Productos farmacéuticos y medicamentos	50.000	0	0	0	0	0	50.000
402	06	06	00	Combustibles y lubricantes	500.000	0	0	0	0	0	500.000
402	06	08	00	Productos plásticos	200.000	0	0	0	0	0	200.000
402	07	00	00	Productos minerales no metálicos	50.000	0	0	0	0	0	50.000
402	07	04	00	Cemento, cal y yeso	50.000	0	0	0	0	0	50.000
402	08	00	00	Productos metálicos	2.635.000	0	0	0	0	0	2.635.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	150.000	0	0	0	0	0	150.000
402	08	04	00	Productos metálicos estructurales	285.000	0	0	0	0	0	285.000
402	08	05	00	Materiales de orden público, seguridad y defensa	1.000.000	0	0	0	0	0	1.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.200.000	0	0	0	0	0	1.200.000
402	09	00	00	Productos de madera	130.000	0	0	0	0	0	130.000
402	09	01	00	Productos primarios de madera	5.000	0	0	0	0	0	5.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	100.000	0	0	0	0	0	100.000
402	09	99	00	Otros productos de madera	25.000	0	0	0	0	0	25.000
402	10	00	00	Productos varios y útiles diversos	2.595.000	0	0	0	0	0	2.595.000
402	10	01	00	Artículos de deporte, recreación y juguetes	200.000	0	0	0	0	0	200.000
402	10	02	00	Materiales y útiles de limpieza y aseo	245.000	0	0	0	0	0	245.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	20.000	0	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	300.000	0	0	0	0	0	300.000
402	10	06	00	Condecoraciones, ofrendas y similares	30.000	0	0	0	0	0	30.000
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	1.300.000	0	0	0	0	0	1.300.000
402	10	11	00	Materiales eléctricos	150.000	0	0	0	0	0	150.000
402	10	12	00	Materiales para instalaciones sanitarias	150.000	0	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116241 260100000 DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL (FASE II)

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD CIUDADANA, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES DE TODOS LOS CIUDADANOS Y CIUDADANAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: SERVICIO PRESTADO

META: 8

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	13	00	Materiales fotográficos	50.000	0	0	0	0	0	50.000
402	10	99	00	Otros productos y útiles diversos	100.000	0	0	0	0	0	100.000
402	99	00	00	Otros materiales y suministros	125.000	0	0	0	0	0	125.000
402	99	01	00	Otros materiales y suministros	125.000	0	0	0	0	0	125.000
403	**00**	**00**	**00**	**Servicios no personales**	**9.095.788**	**0**	**0**	**0**	**0**	**0**	**9.095.788**
403	04	00	00	Servicios básicos	869.426	0	0	0	0	0	869.426
403	04	01	00	Electricidad	150.000	0	0	0	0	0	150.000
403	04	03	00	Agua	100.000	0	0	0	0	0	100.000
403	04	04	00	Teléfonos	200.000	0	0	0	0	0	200.000
403	04	07	00	Servicio de condominio	419.426	0	0	0	0	0	419.426
403	07	00	00	Servicios de información, impresión y relaciones públicas	125.000	0	0	0	0	0	125.000
403	07	01	00	Publicidad y propaganda	25.000	0	0	0	0	0	25.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	07	04	00	Avisos	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	10	99	00	Otros servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	135.000	0	0	0	0	0	135.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	5.000	0	0	0	0	0	5.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	50.000	0	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	15	00	00	Servicios fiscales	49.997	0	0	0	0	0	49.997
403	15	02	00	Tasas y otros derechos obligatorios	49.997	0	0	0	0	0	49.997

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116241 260100000 DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL (FASE II)

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD CIUDADANA, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES DE TODOS LOS CIUDADANOS Y CIUDADANAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 8

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	3.524.548	0	0	0	0	0	3.524.548
403	18	01	00	Impuesto al valor agregado	3.524.548	0	0	0	0	0	3.524.548
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.241.817	0	0	0	0	0	4.241.817
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.241.817	0	0	0	0	0	4.241.817
404	**00**	**00**	**00**	**Activos reales**	**2.130.000**	**0**	**0**	**0**	**0**	**0**	**2.130.000**
404	01	00	00	Repuestos y reparaciones mayores	450.000	0	0	0	0	0	450.000
404	01	01	00	Repuestos mayores	280.000	0	0	0	0	0	280.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	5.000	0	0	0	0	0	5.000
404	01	01	06	Repuestos mayores para equipos y armamentos de orden público, seguridad y defensa	50.000	0	0	0	0	0	50.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	170.000	0	0	0	0	0	170.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	300.000	0	0	0	0	0	300.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	300.000	0	0	0	0	0	300.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	150.000	0	0	0	0	0	150.000
404	05	01	00	Equipos de telecomunicaciones	100.000	0	0	0	0	0	100.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	25.000	0	0	0	0	0	25.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	25.000	0	0	0	0	0	25.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	500.000	0	0	0	0	0	500.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	500.000	0	0	0	0	0	500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	600.000	0	0	0	0	0	600.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116241 260100000 DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL (FASE II)

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD CIUDADANA, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES DE TODOS LOS CIUDADANOS Y CIUDADANAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 8

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	400.000	0	0	0	0	0	400.000
404	09	03	00	Mobiliario y equipos de alojamiento	100.000	0	0	0	0	0	100.000
404	12	00	00	Activos intangibles	100.000	0	0	0	0	0	100.000
404	12	05	00	Estudios y proyectos	100.000	0	0	0	0	0	100.000
				Totales	**1.089.559.246**	**0**	**0**	**0**	**0**	**0**	**1.089.559.246**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116241 260100000 DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL (FASE II)

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD CIUDADANA, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES DE TODOS LOS CIUDADANOS Y CIUDADANAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 8

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116241 260100000 DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL (FASE II)

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD CIUDADANA, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES DE TODOS LOS CIUDADANOS Y CIUDADANAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 8

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260100001 INICIO DEL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 24

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.058.429.458**	**0**	**0**	**0**	**0**	0	**1.058.429.458**
401	01	00	00	Sueldos, salarios y otras retribuciones	448.247.759	0	0	0	0	0	448.247.759
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	442.942.769	0	0	0	0	0	442.942.769
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	222.943	0	0	0	0	0	222.943
401	01	18	00	Remuneraciones al personal contratado	4.395.047	0	0	0	0	0	4.395.047
401	01	99	00	Otras retribuciones	687.000	0	0	0	0	0	687.000
401	03	00	00	Primas	227.552.424	0	0	0	0	0	227.552.424
401	03	03	00	Primas por hogar a empleados	36.159.500	0	0	0	0	0	36.159.500
401	03	04	00	Primas por hijos a empleados	42.465.120	0	0	0	0	0	42.465.120
401	03	08	00	Primas de profesionalización a empleados	10.899.479	0	0	0	0	0	10.899.479
401	03	09	00	Primas por antigüedad a empleados	68.806.734	0	0	0	0	0	68.806.734
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	28.071.504	0	0	0	0	0	28.071.504
401	03	18	00	Primas por hogar a obreros	36.000	0	0	0	0	0	36.000
401	03	19	00	Primas por hijos de obreros	95.040	0	0	0	0	0	95.040
401	03	21	00	Primas por antigüedad a obreros	20.064	0	0	0	0	0	20.064
401	03	31	00	Primas por riesgo al personal militar y de seguridad	32.025.383	0	0	0	0	0	32.025.383
401	03	38	00	Primas por hogar al personal contratado	348.000	0	0	0	0	0	348.000
401	03	39	00	Primas por hijos al personal contratado	7.200.000	0	0	0	0	0	7.200.000
401	03	40	00	Primas de profesionalización al personal contratado	891.000	0	0	0	0	0	891.000
401	03	41	00	Primas por antigüedad al personal contratado	534.600	0	0	0	0	0	534.600
401	04	00	00	Complementos de sueldos y salarios	171.559.440	0	0	0	0	0	171.559.440
401	04	06	00	Complemento a empleados por comisión de servicios	300.000	0	0	0	0	0	300.000
401	04	08	00	Bono compensatorio de alimentación a empleados	169.508.400	0	0	0	0	0	169.508.400
401	04	18	00	Bono compensatorio de alimentación a obreros	164.160	0	0	0	0	0	164.160

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116241 260100000 DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL (FASE II)

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD CIUDADANA, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES DE TODOS LOS CIUDADANOS Y CIUDADANAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 8

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260100001 INICIO DEL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 24

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.586.880	0	0	0	0	0	1.586.880
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	26.633.368	0	0	0	0	0	26.633.368
401	05	03	00	Bono vacacional a empleados	25.737.620	0	0	0	0	0	25.737.620
401	05	06	00	Bono vacacional a obreros	48.677	0	0	0	0	0	48.677
401	05	07	00	Aguinaldos al personal contratado	760.424	0	0	0	0	0	760.424
401	05	08	00	Bono vacacional al personal contratado	86.647	0	0	0	0	0	86.647
401	06	00	00	Aportes patronales y legales	73.686.691	0	0	0	0	0	73.686.691
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	44.759.877	0	0	0	0	0	44.759.877
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	12.207.239	0	0	0	0	0	12.207.239
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	8.138.159	0	0	0	0	0	8.138.159
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	8.138.159	0	0	0	0	0	8.138.159
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	325.055	0	0	0	0	0	325.055
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	59.101	0	0	0	0	0	59.101
401	06	95	00	Otros aportes legales por personal contratado	59.101	0	0	0	0	0	59.101
401	07	00	00	Asistencia socio-económica	45.612.834	0	0	0	0	0	45.612.834
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	40.690.797	0	0	0	0	0	40.690.797
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	4.922.037	0	0	0	0	0	4.922.037
401	08	00	00	Prestaciones sociales e indemnizaciones	65.136.942	0	0	0	0	0	65.136.942
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	64.364.301	0	0	0	0	0	64.364.301
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	772.641	0	0	0	0	0	772.641
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**19.200.000**	**0**	**0**	**0**	**0**	0	**19.200.000**
402	01	00	00	Productos alimenticios y agropecuarios	255.000	0	0	0	0	0	255.000
402	01	01	00	Alimentos y bebidas para personas	255.000	0	0	0	0	0	255.000
402	03	00	00	Textiles y vestuarios	10.810.000	0	0	0	0	0	10.810.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116241 260100000 DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL (FASE II)

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD CIUDADANA, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES DE TODOS LOS CIUDADANOS Y CIUDADANAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 8

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260100001 INICIO DEL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 24

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	60.000	0	0	0	0	0	60.000
402	03	02	00	Prendas de vestir	9.250.000	0	0	0	0	0	9.250.000
402	03	03	00	Calzados	1.500.000	0	0	0	0	0	1.500.000
402	04	00	00	Productos de cuero y caucho	450.000	0	0	0	0	0	450.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	200.000	0	0	0	0	0	200.000
402	04	03	00	Cauchos y tripas para vehículos	250.000	0	0	0	0	0	250.000
402	05	00	00	Productos de papel, cartón e impresos	750.000	0	0	0	0	0	750.000
402	05	01	00	Pulpa de madera, papel y cartón	250.000	0	0	0	0	0	250.000
402	05	02	00	Envases y cajas de papel y cartón	100.000	0	0	0	0	0	100.000
402	05	03	00	Productos de papel y cartón para oficina	200.000	0	0	0	0	0	200.000
402	05	06	00	Productos de papel y cartón para computación	100.000	0	0	0	0	0	100.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	1.600.000	0	0	0	0	0	1.600.000
402	06	03	00	Tintas, pinturas y colorantes	850.000	0	0	0	0	0	850.000
402	06	04	00	Productos farmacéuticos y medicamentos	50.000	0	0	0	0	0	50.000
402	06	06	00	Combustibles y lubricantes	500.000	0	0	0	0	0	500.000
402	06	08	00	Productos plásticos	200.000	0	0	0	0	0	200.000
402	07	00	00	Productos minerales no metálicos	50.000	0	0	0	0	0	50.000
402	07	04	00	Cemento, cal y yeso	50.000	0	0	0	0	0	50.000
402	08	00	00	Productos metálicos	2.635.000	0	0	0	0	0	2.635.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	150.000	0	0	0	0	0	150.000
402	08	04	00	Productos metálicos estructurales	285.000	0	0	0	0	0	285.000
402	08	05	00	Materiales de orden público, seguridad y defensa	1.000.000	0	0	0	0	0	1.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.200.000	0	0	0	0	0	1.200.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116241 260100000 DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL (FASE II)

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD CIUDADANA, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES DE TODOS LOS CIUDADANOS Y CIUDADANAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 8

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260100001 INICIO DEL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

UNIDAD DE MEDIDA: *SERVICIO PRESTADO* **META:** 24

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	09	00	00	Productos de madera	130.000	0	0	0	0	0	130.000
402	09	01	00	Productos primarios de madera	5.000	0	0	0	0	0	5.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	100.000	0	0	0	0	0	100.000
402	09	99	00	Otros productos de madera	25.000	0	0	0	0	0	25.000
402	10	00	00	Productos varios y útiles diversos	2.420.000	0	0	0	0	0	2.420.000
402	10	01	00	Artículos de deporte, recreación y juguetes	200.000	0	0	0	0	0	200.000
402	10	02	00	Materiales y útiles de limpieza y aseo	220.000	0	0	0	0	0	220.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	20.000	0	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	0	150.000
402	10	06	00	Condecoraciones, ofrendas y similares	30.000	0	0	0	0	0	30.000
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	1.300.000	0	0	0	0	0	1.300.000
402	10	11	00	Materiales eléctricos	150.000	0	0	0	0	0	150.000
402	10	12	00	Materiales para instalaciones sanitarias	150.000	0	0	0	0	0	150.000
402	10	13	00	Materiales fotográficos	50.000	0	0	0	0	0	50.000
402	10	99	00	Otros productos y útiles diversos	100.000	0	0	0	0	0	100.000
402	99	00	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**8.999.788**	**0**	**0**	**0**	**0**	0	**8.999.788**
403	04	00	00	Servicios básicos	869.426	0	0	0	0	0	869.426
403	04	01	00	Electricidad	150.000	0	0	0	0	0	150.000
403	04	03	00	Agua	100.000	0	0	0	0	0	100.000
403	04	04	00	Teléfonos	200.000	0	0	0	0	0	200.000
403	04	07	00	Servicio de condominio	419.426	0	0	0	0	0	419.426

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116241 260100000 DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL (FASE II)

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD CIUDADANA, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES DE TODOS LOS CIUDADANOS Y CIUDADANAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 8

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260100001 INICIO DEL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 24

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	125.000	0	0	0	0	0	125.000
403	07	01	00	Publicidad y propaganda	25.000	0	0	0	0	0	25.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	07	04	00	Avisos	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	10	99	00	Otros servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	135.000	0	0	0	0	0	135.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	10.000	0	0	0	0	0	10.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	5.000	0	0	0	0	0	5.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	50.000	0	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	5.000	0	0	0	0	0	5.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	15	00	00	Servicios fiscales	49.997	0	0	0	0	0	49.997
403	15	02	00	Tasas y otros derechos obligatorios	49.997	0	0	0	0	0	49.997
403	18	00	00	Impuestos indirectos	3.428.548	0	0	0	0	0	3.428.548
403	18	01	00	Impuesto al valor agregado	3.428.548	0	0	0	0	0	3.428.548
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	4.241.817	0	0	0	0	0	4.241.817
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	4.241.817	0	0	0	0	0	4.241.817
404	**00**	**00**	**00**	**Activos reales**	**2.130.000**	**0**	**0**	**0**	**0**	0	**2.130.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116241 260100000 DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL (FASE II)

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD CIUDADANA, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES DE TODOS LOS CIUDADANOS Y CIUDADANAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 8

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260100001 INICIO DEL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 24

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	450.000	0	0	0	0	0	450.000
404	01	01	00	Repuestos mayores	280.000	0	0	0	0	0	280.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	01	01	04	Repuestos mayores para equipos médico-quirúrgicos, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
404	01	01	05	Repuestos mayores para equipos científicos, religiosos, de enseñanza y recreación	5.000	0	0	0	0	0	5.000
404	01	01	06	Repuestos mayores para equipos y armamentos de orden público, seguridad y defensa	50.000	0	0	0	0	0	50.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	170.000	0	0	0	0	0	170.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	300.000	0	0	0	0	0	300.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	300.000	0	0	0	0	0	300.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	150.000	0	0	0	0	0	150.000
404	05	01	00	Equipos de telecomunicaciones	100.000	0	0	0	0	0	100.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	25.000	0	0	0	0	0	25.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	25.000	0	0	0	0	0	25.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	500.000	0	0	0	0	0	500.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	500.000	0	0	0	0	0	500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	600.000	0	0	0	0	0	600.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116241 260100000 DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL (FASE II)

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD CIUDADANA, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES DE TODOS LOS CIUDADANOS Y CIUDADANAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 8

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260100001 INICIO DEL DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 24

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	100.000	0	0	0	0	0	100.000
404	09	02	00	Equipos de computación	400.000	0	0	0	0	0	400.000
404	09	03	00	Mobiliario y equipos de alojamiento	100.000	0	0	0	0	0	100.000
404	12	00	00	Activos intangibles	100.000	0	0	0	0	0	100.000
404	12	05	00	Estudios y proyectos	100.000	0	0	0	0	0	100.000
				Totales	**1.088.759.246**	**0**	**0**	**0**	**0**	0	**1.088.759.246**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116241 260100000 DESPLIEGUE DEL CUERPO DE POLICÍA NACIONAL BOLIVARIANA A NIVEL NACIONAL (FASE II)

OBJETIVO DEL PROYECTO: GARANTIZAR LA SEGURIDAD CIUDADANA, EL CUMPLIMIENTO DE LA LEY Y EL LIBRE EJERCICIO DE LOS DERECHOS Y LIBERTADES FUNDAMENTALES DE TODOS LOS CIUDADANOS Y CIUDADANAS EN EL TERRITORIO NACIONAL.

UNIDAD DE MEDIDA: SERVICIO PRESTADO **META:** 8

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260100003 INGRESOS DE NUEVOS FUNCIONARIOS AL CUERPO DE POLICÍA NACIONAL BOLIVARIANA PARA FORTALECER EL DESPLIEGUE DE LOS SERVICIOS POLICIALES

UNIDAD DE MEDIDA: POLICÍA **META:** 10.500

RESPONSABLE/EJECUTOR: CUERPO DE POLICÍA NACIONAL BOLIVARIANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**704.000**	**0**	**0**	**0**	**0**	0	**704.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	400.000	0	0	0	0	0	400.000
402	05	02	00	Envases y cajas de papel y cartón	150.000	0	0	0	0	0	150.000
402	05	03	00	Productos de papel y cartón para oficina	150.000	0	0	0	0	0	150.000
402	05	06	00	Productos de papel y cartón para computación	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	54.000	0	0	0	0	0	54.000
402	06	03	00	Tintas, pinturas y colorantes	54.000	0	0	0	0	0	54.000
402	10	00	00	Productos varios y útiles diversos	175.000	0	0	0	0	0	175.000
402	10	02	00	Materiales y útiles de limpieza y aseo	25.000	0	0	0	0	0	25.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	150.000	0	0	0	0	0	150.000
402	99	00	00	Otros materiales y suministros	25.000	0	0	0	0	0	25.000
402	99	01	00	Otros materiales y suministros	25.000	0	0	0	0	0	25.000
403	**00**	**00**	**00**	**Servicios no personales**	**96.000**	**0**	**0**	**0**	**0**	0	**96.000**
403	18	00	00	Impuestos indirectos	96.000	0	0	0	0	0	96.000
403	18	01	00	Impuesto al valor agregado	96.000	0	0	0	0	0	96.000
				Totales	**800.000**	**0**	**0**	**0**	**0**	0	**800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116243 260101000 FORMACIÓN Y CAPACITACIÓN DE PERSONAL ESPECIALIZADO EN EL CAMPO DE LA SEGURIDAD A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO A LA SEGURIDAD NACIONAL.

UNIDAD DE MEDIDA: MATRICULA

META: 1.154

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE POLICÍA CIENTÍFICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**34.926.950**	**0**	**0**	**0**	**0**	**0**	**34.926.950**
401	01	00	00	Sueldos, salarios y otras retribuciones	7.616.521	0	0	0	0	0	7.616.521
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.333.033	0	0	0	0	0	3.333.033
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	68.741	0	0	0	0	0	68.741
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	1.234.008	0	0	0	0	0	1.234.008
401	01	18	00	Remuneraciones al personal contratado	1.976.339	0	0	0	0	0	1.976.339
401	01	99	00	Otras retribuciones	1.004.400	0	0	0	0	0	1.004.400
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	6.936.749	0	0	0	0	0	6.936.749
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.774.135	0	0	0	0	0	5.774.135
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	134.909	0	0	0	0	0	134.909
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.027.705	0	0	0	0	0	1.027.705
401	03	00	00	Primas	2.116.311	0	0	0	0	0	2.116.311
401	03	02	00	Primas de transporte a empleados	341.940	0	0	0	0	0	341.940
401	03	03	00	Primas por hogar a empleados	47.220	0	0	0	0	0	47.220
401	03	04	00	Primas por hijos a empleados	81.000	0	0	0	0	0	81.000
401	03	08	00	Primas de profesionalización a empleados	336.173	0	0	0	0	0	336.173
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	241.500	0	0	0	0	0	241.500
401	03	17	00	Primas de transporte a obreros	87.000	0	0	0	0	0	87.000
401	03	18	00	Primas por hogar a obreros	17.700	0	0	0	0	0	17.700
401	03	19	00	Primas por hijos de obreros	63.000	0	0	0	0	0	63.000
401	03	22	00	Primas de profesionalización a obreros	26.978	0	0	0	0	0	26.978
401	03	97	00	Otras primas a empleados	830.600	0	0	0	0	0	830.600
401	03	98	00	Otras primas a obreros	43.200	0	0	0	0	0	43.200
401	04	00	00	Complementos de sueldos y salarios	3.571.620	0	0	0	0	0	3.571.620
401	04	08	00	Bono compensatorio de alimentación a empleados	2.178.540	0	0	0	0	0	2.178.540
401	04	18	00	Bono compensatorio de alimentación a obreros	874.380	0	0	0	0	0	874.380
401	04	26	00	Bono compensatorio de alimentación al personal contratado	518.700	0	0	0	0	0	518.700
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.245.104	0	0	0	0	0	5.245.104

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116243 260101000 FORMACIÓN Y CAPACITACIÓN DE PERSONAL ESPECIALIZADO EN EL CAMPO DE LA SEGURIDAD A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO A LA SEGURIDAD NACIONAL.

UNIDAD DE MEDIDA: MATRICULA

META: 1.154

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE POLICÍA CIENTÍFICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	01	00	Aguinaldos a empleados	2.918.053	0	0	0	0	0	2.918.053
401	05	03	00	Bono vacacional a empleados	1.231.454	0	0	0	0	0	1.231.454
401	05	04	00	Aguinaldos a obreros	510.007	0	0	0	0	0	510.007
401	05	06	00	Bono vacacional a obreros	333.171	0	0	0	0	0	333.171
401	05	07	00	Aguinaldos al personal contratado	227.793	0	0	0	0	0	227.793
401	05	08	00	Bono vacacional al personal contratado	24.626	0	0	0	0	0	24.626
401	06	00	00	Aportes patronales y legales	2.327.258	0	0	0	0	0	2.327.258
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.087.833	0	0	0	0	0	1.087.833
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	296.682	0	0	0	0	0	296.682
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	197.788	0	0	0	0	0	197.788
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	197.788	0	0	0	0	0	197.788
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	253.114	0	0	0	0	0	253.114
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	69.031	0	0	0	0	0	69.031
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	46.020	0	0	0	0	0	46.020
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	46.020	0	0	0	0	0	46.020
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	97.519	0	0	0	0	0	97.519
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	17.731	0	0	0	0	0	17.731
401	06	95	00	Otros aportes legales por personal contratado	17.732	0	0	0	0	0	17.732
401	07	00	00	Asistencia socio-económica	3.048.040	0	0	0	0	0	3.048.040
401	07	02	00	Becas a empleados	183.000	0	0	0	0	0	183.000
401	07	03	00	Ayudas por matrimonio a empleados	875	0	0	0	0	0	875
401	07	04	00	Ayudas por nacimiento de hijos a empleados	750	0	0	0	0	0	750
401	07	05	00	Ayudas por defunción a empleados	750	0	0	0	0	0	750
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.472.271	0	0	0	0	0	1.472.271
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	272.000	0	0	0	0	0	272.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	148.627	0	0	0	0	0	148.627
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	290.000	0	0	0	0	0	290.000
401	07	18	00	Becas a obreros	120.320	0	0	0	0	0	120.320

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116243 260101000 FORMACIÓN Y CAPACITACIÓN DE PERSONAL ESPECIALIZADO EN EL CAMPO DE LA SEGURIDAD A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO A LA SEGURIDAD NACIONAL.

UNIDAD DE MEDIDA: MATRICULA

META: 1.154

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE POLICÍA CIENTÍFICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	19	00	Ayudas por matrimonio de obreros	1.225	0	0	0	0	0	1.225
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.050	0	0	0	0	0	1.050
401	07	21	00	Ayudas por defunción a obreros	1.050	0	0	0	0	0	1.050
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	230.103	0	0	0	0	0	230.103
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	178.000	0	0	0	0	0	178.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	52.019	0	0	0	0	0	52.019
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	96.000	0	0	0	0	0	96.000
401	08	00	00	Prestaciones sociales e indemnizaciones	4.065.347	0	0	0	0	0	4.065.347
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	3.128.588	0	0	0	0	0	3.128.588
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	727.949	0	0	0	0	0	727.949
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	208.810	0	0	0	0	0	208.810
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.079.788**	**0**	**0**	**0**	**0**	**0**	**2.079.788**
402	01	00	00	Productos alimenticios y agropecuarios	1.608.750	0	0	0	0	0	1.608.750
402	01	01	00	Alimentos y bebidas para personas	1.608.750	0	0	0	0	0	1.608.750
402	05	00	00	Productos de papel, cartón e impresos	133.552	0	0	0	0	0	133.552
402	05	01	00	Pulpa de madera, papel y cartón	10.900	0	0	0	0	0	10.900
402	05	03	00	Productos de papel y cartón para oficina	54.890	0	0	0	0	0	54.890
402	05	05	00	Material de enseñanza	38.720	0	0	0	0	0	38.720
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	29.042	0	0	0	0	0	29.042
402	06	00	00	Productos químicos y derivados	78.242	0	0	0	0	0	78.242
402	06	02	00	Abonos, plaguicidas y otros	3.754	0	0	0	0	0	3.754
402	06	03	00	Tintas, pinturas y colorantes	8.760	0	0	0	0	0	8.760
402	06	04	00	Productos farmacéuticos y medicamentos	51.009	0	0	0	0	0	51.009
402	06	06	00	Combustibles y lubricantes	5.035	0	0	0	0	0	5.035
402	06	08	00	Productos plásticos	9.684	0	0	0	0	0	9.684
402	10	00	00	Productos varios y útiles diversos	259.244	0	0	0	0	0	259.244
402	10	02	00	Materiales y útiles de limpieza y aseo	108.274	0	0	0	0	0	108.274
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.840	0	0	0	0	0	4.840
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	43.739	0	0	0	0	0	43.739

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116243 260101000 FORMACIÓN Y CAPACITACIÓN DE PERSONAL ESPECIALIZADO EN EL CAMPO DE LA SEGURIDAD A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO A LA SEGURIDAD NACIONAL.

UNIDAD DE MEDIDA: MATRICULA

META: 1.154

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE POLICÍA CIENTÍFICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	102.391	0	0	0	0	0	102.391
403	**00**	**00**	**00**	**Servicios no personales**	**424.511**	**0**	**0**	**0**	**0**	**0**	**424.511**
403	04	00	00	Servicios básicos	176.500	0	0	0	0	0	176.500
403	04	02	00	Gas	4.320	0	0	0	0	0	4.320
403	04	05	00	Servicio de comunicaciones	172.180	0	0	0	0	0	172.180
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	91.870	0	0	0	0	0	91.870
403	08	01	00	Primas y gastos de seguros	71.067	0	0	0	0	0	71.067
403	08	02	00	Comisiones y gastos bancarios	20.803	0	0	0	0	0	20.803
403	18	00	00	Impuestos indirectos	66.850	0	0	0	0	0	66.850
403	18	01	00	Impuesto al valor agregado	66.850	0	0	0	0	0	66.850
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	89.291	0	0	0	0	0	89.291
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	89.291	0	0	0	0	0	89.291
404	**00**	**00**	**00**	**Activos reales**	**33.639**	**0**	**0**	**0**	**0**	**0**	**33.639**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	33.639	0	0	0	0	0	33.639
404	09	01	00	Mobiliario y equipos de oficina	7.520	0	0	0	0	0	7.520
404	09	02	00	Equipos de computación	26.119	0	0	0	0	0	26.119
407	**00**	**00**	**00**	**Transferencias y donaciones**	**376.386**	**0**	**0**	**0**	**0**	**0**	**376.386**
407	01	00	00	Transferencias y donaciones corrientes internas	376.386	0	0	0	0	0	376.386
407	01	01	00	Transferencias corrientes internas al sector privado	376.386	0	0	0	0	0	376.386
407	01	01	04	Becas universitarias en el país	376.386	0	0	0	0	0	376.386
				Totales	**37.841.274**	**0**	**0**	**0**	**0**	**0**	**37.841.274**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116243 260101000 FORMACIÓN Y CAPACITACIÓN DE PERSONAL ESPECIALIZADO EN EL CAMPO DE LA SEGURIDAD A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO A LA SEGURIDAD NACIONAL.

UNIDAD DE MEDIDA: MATRICULA

META: 1.154

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE POLICÍA CIENTÍFICA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116243 260101000 FORMACIÓN Y CAPACITACIÓN DE PERSONAL ESPECIALIZADO EN EL CAMPO DE LA SEGURIDAD A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO A LA SEGURIDAD NACIONAL.

UNIDAD DE MEDIDA: MATRICULA **META:** 1.154

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE POLICÍA CIENTÍFICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260101001 FORMAR Y CAPACITAR AGENTES DE INVESTIGACIÓN CRIMINAL, FORMAR TÉCNICOS SUPERIORES UNIVERSITARIOS, LICENCIADOS EN CIENCIAS POLICIALES Y CRIMINALÍSTICA, MAGÍSTER SCIENTIARUM EN CRIMINALÍSTICA Y ADMINISTRACIÓN EN CIENCIAS POLICIALES (IUPOLC)

UNIDAD DE MEDIDA: MATRICULA **META:** 500

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE POLICÍA CIENTÍFICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**32.731.636**	**0**	**0**	**0**	**0**	0	**32.731.636**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.865.229	0	0	0	0	0	6.865.229
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.333.033	0	0	0	0	0	3.333.033
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	68.741	0	0	0	0	0	68.741
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	959.548	0	0	0	0	0	959.548
401	01	18	00	Remuneraciones al personal contratado	1.689.107	0	0	0	0	0	1.689.107
401	01	99	00	Otras retribuciones	814.800	0	0	0	0	0	814.800
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	6.770.703	0	0	0	0	0	6.770.703
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	5.774.135	0	0	0	0	0	5.774.135
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	134.909	0	0	0	0	0	134.909
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	861.659	0	0	0	0	0	861.659
401	03	00	00	Primas	1.927.978	0	0	0	0	0	1.927.978
401	03	02	00	Primas de transporte a empleados	341.940	0	0	0	0	0	341.940
401	03	03	00	Primas por hogar a empleados	47.220	0	0	0	0	0	47.220
401	03	04	00	Primas por hijos a empleados	81.000	0	0	0	0	0	81.000
401	03	08	00	Primas de profesionalización a empleados	336.173	0	0	0	0	0	336.173
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	198.000	0	0	0	0	0	198.000
401	03	17	00	Primas de transporte a obreros	70.200	0	0	0	0	0	70.200
401	03	18	00	Primas por hogar a obreros	13.500	0	0	0	0	0	13.500
401	03	19	00	Primas por hijos de obreros	48.600	0	0	0	0	0	48.600
401	03	22	00	Primas de profesionalización a obreros	8.145	0	0	0	0	0	8.145
401	03	97	00	Otras primas a empleados	740.000	0	0	0	0	0	740.000
401	03	98	00	Otras primas a obreros	43.200	0	0	0	0	0	43.200
401	04	00	00	Complementos de sueldos y salarios	3.364.140	0	0	0	0	0	3.364.140

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116243 260101000 FORMACIÓN Y CAPACITACIÓN DE PERSONAL ESPECIALIZADO EN EL CAMPO DE LA SEGURIDAD A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO A LA SEGURIDAD NACIONAL.

UNIDAD DE MEDIDA: MATRICULA **META:** 1.154

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE POLICÍA CIENTÍFICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260101001 FORMAR Y CAPACITAR AGENTES DE INVESTIGACIÓN CRIMINAL, FORMAR TÉCNICOS SUPERIORES UNIVERSITARIOS, LICENCIADOS EN CIENCIAS POLICIALES Y CRIMINALÍSTICA, MAGÍSTER SCIENTIARUM EN CRIMINALÍSTICA Y ADMINISTRACIÓN EN CIENCIAS POLICIALES (IUPOLC)

UNIDAD DE MEDIDA: MATRICULA **META:** 500

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE POLICÍA CIENTÍFICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	2.178.540	0	0	0	0	0	2.178.540
401	04	18	00	Bono compensatorio de alimentación a obreros	666.900	0	0	0	0	0	666.900
401	04	26	00	Bono compensatorio de alimentación al personal contratado	518.700	0	0	0	0	0	518.700
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.812.303	0	0	0	0	0	4.812.303
401	05	01	00	Aguinaldos a empleados	2.747.053	0	0	0	0	0	2.747.053
401	05	03	00	Bono vacacional a empleados	1.098.821	0	0	0	0	0	1.098.821
401	05	04	00	Aguinaldos a obreros	510.007	0	0	0	0	0	510.007
401	05	06	00	Bono vacacional a obreros	204.003	0	0	0	0	0	204.003
401	05	07	00	Aguinaldos al personal contratado	227.793	0	0	0	0	0	227.793
401	05	08	00	Bono vacacional al personal contratado	24.626	0	0	0	0	0	24.626
401	06	00	00	Aportes patronales y legales	2.243.557	0	0	0	0	0	2.243.557
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.087.833	0	0	0	0	0	1.087.833
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	296.682	0	0	0	0	0	296.682
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	197.788	0	0	0	0	0	197.788
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	197.788	0	0	0	0	0	197.788
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	201.963	0	0	0	0	0	201.963
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	55.081	0	0	0	0	0	55.081
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	36.720	0	0	0	0	0	36.720
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	36.720	0	0	0	0	0	36.720
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	97.519	0	0	0	0	0	97.519
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	17.731	0	0	0	0	0	17.731
401	06	95	00	Otros aportes legales por personal contratado	17.732	0	0	0	0	0	17.732
401	07	00	00	Asistencia socio-económica	2.829.487	0	0	0	0	0	2.829.487
401	07	02	00	Becas a empleados	183.000	0	0	0	0	0	183.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116243 260101000 FORMACIÓN Y CAPACITACIÓN DE PERSONAL ESPECIALIZADO EN EL CAMPO DE LA SEGURIDAD A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO A LA SEGURIDAD NACIONAL.

UNIDAD DE MEDIDA: MATRICULA **META:** 1.154

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE POLICÍA CIENTÍFICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260101001 FORMAR Y CAPACITAR AGENTES DE INVESTIGACIÓN CRIMINAL, FORMAR TÉCNICOS SUPERIORES UNIVERSITARIOS, LICENCIADOS EN CIENCIAS POLICIALES Y CRIMINALÍSTICA, MAGÍSTER SCIENTIARUM EN CRIMINALÍSTICA Y ADMINISTRACIÓN EN CIENCIAS POLICIALES (IUPOLC)

UNIDAD DE MEDIDA: MATRICULA **META:** 500

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE POLICÍA CIENTÍFICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	03	00	Ayudas por matrimonio a empleados	875	0	0	0	0	0	875
401	07	04	00	Ayudas por nacimiento de hijos a empleados	750	0	0	0	0	0	750
401	07	05	00	Ayudas por defunción a empleados	750	0	0	0	0	0	750
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.472.271	0	0	0	0	0	1.472.271
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	272.000	0	0	0	0	0	272.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	148.627	0	0	0	0	0	148.627
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	290.000	0	0	0	0	0	290.000
401	07	18	00	Becas a obreros	72.080	0	0	0	0	0	72.080
401	07	19	00	Ayudas por matrimonio de obreros	875	0	0	0	0	0	875
401	07	20	00	Ayudas por nacimiento de hijos de obreros	750	0	0	0	0	0	750
401	07	21	00	Ayudas por defunción a obreros	750	0	0	0	0	0	750
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	183.602	0	0	0	0	0	183.602
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	106.000	0	0	0	0	0	106.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	37.157	0	0	0	0	0	37.157
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	60.000	0	0	0	0	0	60.000
401	08	00	00	Prestaciones sociales e indemnizaciones	3.918.239	0	0	0	0	0	3.918.239
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	3.128.588	0	0	0	0	0	3.128.588
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	580.841	0	0	0	0	0	580.841
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	208.810	0	0	0	0	0	208.810
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**331.738**	**0**	**0**	**0**	**0**	0	**331.738**
402	05	00	00	Productos de papel, cartón e impresos	111.740	0	0	0	0	0	111.740
402	05	01	00	Pulpa de madera, papel y cartón	10.900	0	0	0	0	0	10.900
402	05	03	00	Productos de papel y cartón para oficina	36.065	0	0	0	0	0	36.065
402	05	05	00	Material de enseñanza	38.720	0	0	0	0	0	38.720

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116243 260101000 FORMACIÓN Y CAPACITACIÓN DE PERSONAL ESPECIALIZADO EN EL CAMPO DE LA SEGURIDAD A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO A LA SEGURIDAD NACIONAL.

UNIDAD DE MEDIDA: MATRICULA **META:** 1.154

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE POLICÍA CIENTÍFICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260101001 FORMAR Y CAPACITAR AGENTES DE INVESTIGACIÓN CRIMINAL, FORMAR TÉCNICOS SUPERIORES UNIVERSITARIOS, LICENCIADOS EN CIENCIAS POLICIALES Y CRIMINALÍSTICA, MAGÍSTER SCIENTIARUM EN CRIMINALÍSTICA Y ADMINISTRACIÓN EN CIENCIAS POLICIALES (IUPOLC)

UNIDAD DE MEDIDA: MATRICULA **META:** 500

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE POLICÍA CIENTÍFICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	26.055	0	0	0	0	0	26.055
402	06	00	00	Productos químicos y derivados	37.163	0	0	0	0	0	37.163
402	06	04	00	Productos farmacéuticos y medicamentos	37.163	0	0	0	0	0	37.163
402	10	00	00	Productos varios y útiles diversos	182.835	0	0	0	0	0	182.835
402	10	02	00	Materiales y útiles de limpieza y aseo	69.714	0	0	0	0	0	69.714
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	25.391	0	0	0	0	0	25.391
402	10	08	00	Materiales para equipos de computación	87.730	0	0	0	0	0	87.730
403	**00**	**00**	**00**	**Servicios no personales**	**401.986**	**0**	**0**	**0**	**0**	0	**401.986**
403	04	00	00	Servicios básicos	176.500	0	0	0	0	0	176.500
403	04	02	00	Gas	4.320	0	0	0	0	0	4.320
403	04	05	00	Servicio de comunicaciones	172.180	0	0	0	0	0	172.180
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	91.870	0	0	0	0	0	91.870
403	08	01	00	Primas y gastos de seguros	71.067	0	0	0	0	0	71.067
403	08	02	00	Comisiones y gastos bancarios	20.803	0	0	0	0	0	20.803
403	18	00	00	Impuestos indirectos	49.512	0	0	0	0	0	49.512
403	18	01	00	Impuesto al valor agregado	49.512	0	0	0	0	0	49.512
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	84.104	0	0	0	0	0	84.104
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	84.104	0	0	0	0	0	84.104
404	**00**	**00**	**00**	**Activos reales**	**33.639**	**0**	**0**	**0**	**0**	0	**33.639**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	33.639	0	0	0	0	0	33.639
404	09	01	00	Mobiliario y equipos de oficina	7.520	0	0	0	0	0	7.520
404	09	02	00	Equipos de computación	26.119	0	0	0	0	0	26.119
				Totales	**33.498.999**	**0**	**0**	**0**	**0**	0	**33.498.999**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116243 260101000 FORMACIÓN Y CAPACITACIÓN DE PERSONAL ESPECIALIZADO EN EL CAMPO DE LA SEGURIDAD A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO A LA SEGURIDAD NACIONAL.

UNIDAD DE MEDIDA: MATRICULA **META:** 1.154

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE POLICÍA CIENTÍFICA **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 260101002 FORMACIÓN DEL PERSONAL ESPECIALIZADO DEL SISTEMA PENITENCIARIO (IUNEP)

UNIDAD DE MEDIDA: MATRICULA **META:** 1

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO NACIONAL DE ESTUDIOS PENITENCIARIOS (I.U.N.E.P)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	
401	**00**	**00**	**00**	**Gastos de personal**	**466.949**	**0**	**0**	**0**	**0**	0	**466.949**
401	01	00	00	Sueldos, salarios y otras retribuciones	333.216	0	0	0	0	0	333.216
401	01	18	00	Remuneraciones al personal contratado	143.616	0	0	0	0	0	143.616
401	01	99	00	Otras retribuciones	189.600	0	0	0	0	0	189.600
401	03	00	00	Primas	77.100	0	0	0	0	0	77.100
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	43.500	0	0	0	0	0	43.500
401	03	97	00	Otras primas a empleados	33.600	0	0	0	0	0	33.600
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	56.633	0	0	0	0	0	56.633
401	05	03	00	Bono vacacional a empleados	56.633	0	0	0	0	0	56.633
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**61.238**	**0**	**0**	**0**	**0**	0	**61.238**
402	05	00	00	Productos de papel, cartón e impresos	14.514	0	0	0	0	0	14.514
402	05	03	00	Productos de papel y cartón para oficina	14.514	0	0	0	0	0	14.514
402	06	00	00	Productos químicos y derivados	3.010	0	0	0	0	0	3.010
402	06	08	00	Productos plásticos	3.010	0	0	0	0	0	3.010
402	10	00	00	Productos varios y útiles diversos	43.714	0	0	0	0	0	43.714
402	10	02	00	Materiales y útiles de limpieza y aseo	22.886	0	0	0	0	0	22.886
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.858	0	0	0	0	0	10.858
402	10	08	00	Materiales para equipos de computación	9.970	0	0	0	0	0	9.970
403	**00**	**00**	**00**	**Servicios no personales**	**7.349**	**0**	**0**	**0**	**0**	0	**7.349**
403	18	00	00	Impuestos indirectos	7.349	0	0	0	0	0	7.349
403	18	01	00	Impuesto al valor agregado	7.349	0	0	0	0	0	7.349
				Totales	**535.536**	**0**	**0**	**0**	**0**	0	**535.536**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116243 260101000 FORMACIÓN Y CAPACITACIÓN DE PERSONAL ESPECIALIZADO EN EL CAMPO DE LA SEGURIDAD A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO A LA SEGURIDAD NACIONAL.

UNIDAD DE MEDIDA: MATRICULA **META:** 1.154

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE POLICÍA CIENTÍFICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260101003 ENTRENAMIENTO DEL PERSONAL ESPECIALIZADO EN MATERIA PENITENCIARIA

UNIDAD DE MEDIDA: MATRICULA **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA DE FORMACIÓN DE CUSTODIOS PENITENCIARIOS (E.FO.CU.P)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.728.365**	**0**	**0**	**0**	**0**	0	**1.728.365**
401	01	00	00	Sueldos, salarios y otras retribuciones	418.076	0	0	0	0	0	418.076
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	274.460	0	0	0	0	0	274.460
401	01	18	00	Remuneraciones al personal contratado	143.616	0	0	0	0	0	143.616
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	166.046	0	0	0	0	0	166.046
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	166.046	0	0	0	0	0	166.046
401	03	00	00	Primas	111.233	0	0	0	0	0	111.233
401	03	17	00	Primas de transporte a obreros	16.800	0	0	0	0	0	16.800
401	03	18	00	Primas por hogar a obreros	4.200	0	0	0	0	0	4.200
401	03	19	00	Primas por hijos de obreros	14.400	0	0	0	0	0	14.400
401	03	22	00	Primas de profesionalización a obreros	18.833	0	0	0	0	0	18.833
401	03	97	00	Otras primas a empleados	57.000	0	0	0	0	0	57.000
401	04	00	00	Complementos de sueldos y salarios	207.480	0	0	0	0	0	207.480
401	04	18	00	Bono compensatorio de alimentación a obreros	207.480	0	0	0	0	0	207.480
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	376.168	0	0	0	0	0	376.168
401	05	01	00	Aguinaldos a empleados	171.000	0	0	0	0	0	171.000
401	05	03	00	Bono vacacional a empleados	76.000	0	0	0	0	0	76.000
401	05	06	00	Bono vacacional a obreros	129.168	0	0	0	0	0	129.168
401	06	00	00	Aportes patronales y legales	83.701	0	0	0	0	0	83.701
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	51.151	0	0	0	0	0	51.151
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	13.950	0	0	0	0	0	13.950
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	9.300	0	0	0	0	0	9.300
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	9.300	0	0	0	0	0	9.300
401	07	00	00	Asistencia socio-económica	218.553	0	0	0	0	0	218.553

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116243 260101000 FORMACIÓN Y CAPACITACIÓN DE PERSONAL ESPECIALIZADO EN EL CAMPO DE LA SEGURIDAD A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO A LA SEGURIDAD NACIONAL.

UNIDAD DE MEDIDA: MATRICULA **META:** 1.154

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE POLICÍA CIENTÍFICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260101003 ENTRENAMIENTO DEL PERSONAL ESPECIALIZADO EN MATERIA PENITENCIARIA

UNIDAD DE MEDIDA: MATRICULA **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA DE FORMACIÓN DE CUSTODIOS PENITENCIARIOS (E.FO.CU.P)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	18	00	Becas a obreros	48.240	0	0	0	0	0	48.240
401	07	19	00	Ayudas por matrimonio de obreros	350	0	0	0	0	0	350
401	07	20	00	Ayudas por nacimiento de hijos de obreros	300	0	0	0	0	0	300
401	07	21	00	Ayudas por defunción a obreros	300	0	0	0	0	0	300
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	46.501	0	0	0	0	0	46.501
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	72.000	0	0	0	0	0	72.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	14.862	0	0	0	0	0	14.862
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	36.000	0	0	0	0	0	36.000
401	08	00	00	Prestaciones sociales e indemnizaciones	147.108	0	0	0	0	0	147.108
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	147.108	0	0	0	0	0	147.108
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.686.812**	**0**	**0**	**0**	**0**	0	**1.686.812**
402	01	00	00	Productos alimenticios y agropecuarios	1.608.750	0	0	0	0	0	1.608.750
402	01	01	00	Alimentos y bebidas para personas	1.608.750	0	0	0	0	0	1.608.750
402	05	00	00	Productos de papel, cartón e impresos	7.298	0	0	0	0	0	7.298
402	05	03	00	Productos de papel y cartón para oficina	4.311	0	0	0	0	0	4.311
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.987	0	0	0	0	0	2.987
402	06	00	00	Productos químicos y derivados	38.069	0	0	0	0	0	38.069
402	06	02	00	Abonos, plaguicidas y otros	3.754	0	0	0	0	0	3.754
402	06	03	00	Tintas, pinturas y colorantes	8.760	0	0	0	0	0	8.760
402	06	04	00	Productos farmacéuticos y medicamentos	13.846	0	0	0	0	0	13.846
402	06	06	00	Combustibles y lubricantes	5.035	0	0	0	0	0	5.035
402	06	08	00	Productos plásticos	6.674	0	0	0	0	0	6.674
402	10	00	00	Productos varios y útiles diversos	32.695	0	0	0	0	0	32.695
402	10	02	00	Materiales y útiles de limpieza y aseo	15.674	0	0	0	0	0	15.674

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116243 260101000 FORMACIÓN Y CAPACITACIÓN DE PERSONAL ESPECIALIZADO EN EL CAMPO DE LA SEGURIDAD A NIVEL NACIONAL.

OBJETIVO DEL PROYECTO: FORTALECIMIENTO A LA SEGURIDAD NACIONAL.

UNIDAD DE MEDIDA: MATRICULA **META:** 1.154

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE POLICÍA CIENTÍFICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260101003 ENTRENAMIENTO DEL PERSONAL ESPECIALIZADO EN MATERIA PENITENCIARIA

UNIDAD DE MEDIDA: MATRICULA **META:** 1

RESPONSABLE/EJECUTOR: ESCUELA DE FORMACIÓN DE CUSTODIOS PENITENCIARIOS (E.FO.CU.P)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	4.840	0	0	0	0	0	4.840
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.490	0	0	0	0	0	7.490
402	10	08	00	Materiales para equipos de computación	4.691	0	0	0	0	0	4.691
403	**00**	**00**	**00**	**Servicios no personales**	**15.176**	**0**	**0**	**0**	**0**	0	**15.176**
403	18	00	00	Impuestos indirectos	9.989	0	0	0	0	0	9.989
403	18	01	00	Impuesto al valor agregado	9.989	0	0	0	0	0	9.989
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	5.187	0	0	0	0	0	5.187
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	5.187	0	0	0	0	0	5.187
407	**00**	**00**	**00**	**Transferencias y donaciones**	**376.386**	**0**	**0**	**0**	**0**	0	**376.386**
407	01	00	00	Transferencias y donaciones corrientes internas	376.386	0	0	0	0	0	376.386
407	01	01	00	Transferencias corrientes internas al sector privado	376.386	0	0	0	0	0	376.386
407	01	01	04	Becas universitarias en el país	376.386	0	0	0	0	0	376.386
				Totales	**3.806.739**	**0**	**0**	**0**	**0**	0	**3.806.739**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116242 260102000 FORMULACIÓN DE ESTRATEGIAS GERENCIALES PARA EL EJECUTIVO NACIONAL

OBJETIVO DEL PROYECTO: REALIZAR ESTUDIOS SOBRE LOS ASPECTOS QUE PUEDAN AMENAZAR EL DESARROLLO ESTABLE DE LA NACIÓN A OBJETO DE ELEVAR LA EFICACIA Y EFICIENCIA DE LA GESTIÓN DEL PODER PÚBLICO.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 505

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**14.000.000**	**0**	**0**	**0**	**0**	**0**	**14.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.442.639	0	0	0	0	0	6.442.639
401	01	18	00	Remuneraciones al personal contratado	3.800.000	0	0	0	0	0	3.800.000
401	01	99	00	Otras retribuciones	2.642.639	0	0	0	0	0	2.642.639
401	04	00	00	Complementos de sueldos y salarios	5.628.880	0	0	0	0	0	5.628.880
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.628.880	0	0	0	0	0	1.628.880
401	04	98	00	Otros complementos al personal contratado	4.000.000	0	0	0	0	0	4.000.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	667.517	0	0	0	0	0	667.517
401	05	07	00	Aguinaldos al personal contratado	508.473	0	0	0	0	0	508.473
401	05	08	00	Bono vacacional al personal contratado	159.044	0	0	0	0	0	159.044
401	06	00	00	Aportes patronales y legales	685.117	0	0	0	0	0	685.117
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	494.265	0	0	0	0	0	494.265
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	95.426	0	0	0	0	0	95.426
401	06	95	00	Otros aportes legales por personal contratado	95.426	0	0	0	0	0	95.426
401	08	00	00	Prestaciones sociales e indemnizaciones	575.847	0	0	0	0	0	575.847
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	575.847	0	0	0	0	0	575.847
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.546.379**	**0**	**0**	**0**	**0**	**0**	**2.546.379**
402	01	00	00	Productos alimenticios y agropecuarios	331.500	0	0	0	0	0	331.500
402	01	01	00	Alimentos y bebidas para personas	331.500	0	0	0	0	0	331.500
402	03	00	00	Textiles y vestuarios	83.610	0	0	0	0	0	83.610
402	03	01	00	Textiles	55.260	0	0	0	0	0	55.260
402	03	02	00	Prendas de vestir	28.350	0	0	0	0	0	28.350
402	04	00	00	Productos de cuero y caucho	44.032	0	0	0	0	0	44.032
402	04	03	00	Cauchos y tripas para vehículos	44.032	0	0	0	0	0	44.032
402	05	00	00	Productos de papel, cartón e impresos	755.085	0	0	0	0	0	755.085
402	05	01	00	Pulpa de madera, papel y cartón	265.800	0	0	0	0	0	265.800
402	05	03	00	Productos de papel y cartón para oficina	489.285	0	0	0	0	0	489.285
402	06	00	00	Productos químicos y derivados	338.580	0	0	0	0	0	338.580
402	06	03	00	Tintas, pinturas y colorantes	177.770	0	0	0	0	0	177.770

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116242 260102000 FORMULACIÓN DE ESTRATEGIAS GERENCIALES PARA EL EJECUTIVO NACIONAL

OBJETIVO DEL PROYECTO: REALIZAR ESTUDIOS SOBRE LOS ASPECTOS QUE PUEDAN AMENAZAR EL DESARROLLO ESTABLE DE LA NACIÓN A OBJETO DE ELEVAR LA EFICACIA Y EFICIENCIA DE LA GESTIÓN DEL PODER PÚBLICO.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 505

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	06	00	Combustibles y lubricantes	2.700	0	0	0	0	0	2.700
402	06	08	00	Productos plásticos	158.110	0	0	0	0	0	158.110
402	07	00	00	Productos minerales no metálicos	9.015	0	0	0	0	0	9.015
402	07	04	00	Cemento, cal y yeso	9.015	0	0	0	0	0	9.015
402	08	00	00	Productos metálicos	157.732	0	0	0	0	0	157.732
402	08	01	00	Productos primarios de hierro y acero	13.184	0	0	0	0	0	13.184
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	96.209	0	0	0	0	0	96.209
402	08	09	00	Repuestos y accesorios para equipos de transporte	48.339	0	0	0	0	0	48.339
402	10	00	00	Productos varios y útiles diversos	826.825	0	0	0	0	0	826.825
402	10	01	00	Artículos de deporte, recreación y juguetes	48.550	0	0	0	0	0	48.550
402	10	02	00	Materiales y útiles de limpieza y aseo	182.435	0	0	0	0	0	182.435
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	168.590	0	0	0	0	0	168.590
402	10	07	00	Productos de seguridad en el trabajo	18.765	0	0	0	0	0	18.765
402	10	08	00	Materiales para equipos de computación	306.750	0	0	0	0	0	306.750
402	10	11	00	Materiales eléctricos	78.960	0	0	0	0	0	78.960
402	10	12	00	Materiales para instalaciones sanitarias	22.775	0	0	0	0	0	22.775
403	**00**	**00**	**00**	**Servicios no personales**	**1.392.121**	**0**	**0**	**0**	**0**	**0**	**1.392.121**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	18.500	0	0	0	0	0	18.500
403	08	01	00	Primas y gastos de seguros	18.500	0	0	0	0	0	18.500
403	09	00	00	Viáticos y pasajes	718.173	0	0	0	0	0	718.173
403	09	01	00	Viáticos y pasajes dentro del país	220.800	0	0	0	0	0	220.800
403	09	02	00	Viáticos y pasajes fuera del país	497.373	0	0	0	0	0	497.373
403	10	00	00	Servicios profesionales y técnicos	38.750	0	0	0	0	0	38.750
403	10	07	00	Servicios de capacitación y adiestramiento	38.750	0	0	0	0	0	38.750
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	203.200	0	0	0	0	0	203.200
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	14.700	0	0	0	0	0	14.700
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	38.500	0	0	0	0	0	38.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116242 260102000 FORMULACIÓN DE ESTRATEGIAS GERENCIALES PARA EL EJECUTIVO NACIONAL

OBJETIVO DEL PROYECTO: REALIZAR ESTUDIOS SOBRE LOS ASPECTOS QUE PUEDAN AMENAZAR EL DESARROLLO ESTABLE DE LA NACIÓN A OBJETO DE ELEVAR LA EFICACIA Y EFICIENCIA DE LA GESTIÓN DEL PODER PÚBLICO.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN

META: 505

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	1.998	0	0	0	0	0	1.998
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.998	0	0	0	0	0	1.998
403	16	00	00	Servicios de diversión, esparcimiento y culturales	35.500	0	0	0	0	0	35.500
403	16	01	00	Servicios de diversión, esparcimiento y culturales	35.500	0	0	0	0	0	35.500
403	18	00	00	Impuestos indirectos	327.778	0	0	0	0	0	327.778
403	18	01	00	Impuesto al valor agregado	327.778	0	0	0	0	0	327.778
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	48.222	0	0	0	0	0	48.222
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	48.222	0	0	0	0	0	48.222
404	**00**	**00**	**00**	**Activos reales**	**736.500**	**0**	**0**	**0**	**0**	**0**	**736.500**
404	04	00	00	Equipos de transporte, tracción y elevación	610.000	0	0	0	0	0	610.000
404	04	01	00	Vehículos automotores terrestres	610.000	0	0	0	0	0	610.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	17.599	0	0	0	0	0	17.599
404	05	01	00	Equipos de telecomunicaciones	17.599	0	0	0	0	0	17.599
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.000	0	0	0	0	0	5.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	5.000	0	0	0	0	0	5.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	103.901	0	0	0	0	0	103.901
404	09	01	00	Mobiliario y equipos de oficina	33.055	0	0	0	0	0	33.055
404	09	02	00	Equipos de computación	70.846	0	0	0	0	0	70.846
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**1.325.000**	**0**	**0**	**0**	**0**	**0**	**1.325.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	1.325.000	0	0	0	0	0	1.325.000
406	01	01	00	Gastos de defensa y seguridad del Estado	1.325.000	0	0	0	0	0	1.325.000
				Totales	**20.000.000**	**0**	**0**	**0**	**0**	**0**	**20.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116242 260102000 FORMULACIÓN DE ESTRATEGIAS GERENCIALES PARA EL EJECUTIVO NACIONAL

OBJETIVO DEL PROYECTO: REALIZAR ESTUDIOS SOBRE LOS ASPECTOS QUE PUEDAN AMENAZAR EL DESARROLLO ESTABLE DE LA NACIÓN A OBJETO DE ELEVAR LA EFICACIA Y EFICIENCIA DE LA GESTIÓN DEL PODER PÚBLICO.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN

META: 505

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116242 260102000 FORMULACIÓN DE ESTRATEGIAS GERENCIALES PARA EL EJECUTIVO NACIONAL

OBJETIVO DEL PROYECTO: REALIZAR ESTUDIOS SOBRE LOS ASPECTOS QUE PUEDAN AMENAZAR EL DESARROLLO ESTABLE DE LA NACIÓN A OBJETO DE ELEVAR LA EFICACIA Y EFICIENCIA DE LA GESTIÓN DEL PODER PÚBLICO.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 505

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260102001 1. PROCESAR LAS INFORMACIONES DE INTERÉS DEL EJECUTIVO NACIONAL SUMINISTRADAS POR LAS INSTITUCIONES DEL ESTADO, SALAS SITUACIONALES Y LA SOCIEDAD, SOBRE CUALQUIER ASPECTO DE IMPORTANCIA NACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 505

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN, CESNA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**14.000.000**	**0**	**0**	**0**	**0**	0	**14.000.000**
401	01	00	00	Sueldos, salarios y otras retribuciones	6.442.639	0	0	0	0	0	6.442.639
401	01	18	00	Remuneraciones al personal contratado	3.800.000	0	0	0	0	0	3.800.000
401	01	99	00	Otras retribuciones	2.642.639	0	0	0	0	0	2.642.639
401	04	00	00	Complementos de sueldos y salarios	5.628.880	0	0	0	0	0	5.628.880
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.628.880	0	0	0	0	0	1.628.880
401	04	98	00	Otros complementos al personal contratado	4.000.000	0	0	0	0	0	4.000.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	667.517	0	0	0	0	0	667.517
401	05	07	00	Aguinaldos al personal contratado	508.473	0	0	0	0	0	508.473
401	05	08	00	Bono vacacional al personal contratado	159.044	0	0	0	0	0	159.044
401	06	00	00	Aportes patronales y legales	685.117	0	0	0	0	0	685.117
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	494.265	0	0	0	0	0	494.265
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	95.426	0	0	0	0	0	95.426
401	06	95	00	Otros aportes legales por personal contratado	95.426	0	0	0	0	0	95.426
401	08	00	00	Prestaciones sociales e indemnizaciones	575.847	0	0	0	0	0	575.847
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	575.847	0	0	0	0	0	575.847
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.546.379**	**0**	**0**	**0**	**0**	0	**2.546.379**
402	01	00	00	Productos alimenticios y agropecuarios	331.500	0	0	0	0	0	331.500
402	01	01	00	Alimentos y bebidas para personas	331.500	0	0	0	0	0	331.500
402	03	00	00	Textiles y vestuarios	83.610	0	0	0	0	0	83.610
402	03	01	00	Textiles	55.260	0	0	0	0	0	55.260
402	03	02	00	Prendas de vestir	28.350	0	0	0	0	0	28.350
402	04	00	00	Productos de cuero y caucho	44.032	0	0	0	0	0	44.032
402	04	03	00	Cauchos y tripas para vehículos	44.032	0	0	0	0	0	44.032

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116242 260102000 FORMULACIÓN DE ESTRATEGIAS GERENCIALES PARA EL EJECUTIVO NACIONAL

OBJETIVO DEL PROYECTO: REALIZAR ESTUDIOS SOBRE LOS ASPECTOS QUE PUEDAN AMENAZAR EL DESARROLLO ESTABLE DE LA NACIÓN A OBJETO DE ELEVAR LA EFICACIA Y EFICIENCIA DE LA GESTIÓN DEL PODER PÚBLICO.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 505

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260102001 1. PROCESAR LAS INFORMACIONES DE INTERÉS DEL EJECUTIVO NACIONAL SUMINISTRADAS POR LAS INSTITUCIONES DEL ESTADO, SALAS SITUACIONALES Y LA SOCIEDAD, SOBRE CUALQUIER ASPECTO DE IMPORTANCIA NACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 505

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN, CESNA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	755.085	0	0	0	0	0	755.085
402	05	01	00	Pulpa de madera, papel y cartón	265.800	0	0	0	0	0	265.800
402	05	03	00	Productos de papel y cartón para oficina	489.285	0	0	0	0	0	489.285
402	06	00	00	Productos químicos y derivados	338.580	0	0	0	0	0	338.580
402	06	03	00	Tintas, pinturas y colorantes	177.770	0	0	0	0	0	177.770
402	06	06	00	Combustibles y lubricantes	2.700	0	0	0	0	0	2.700
402	06	08	00	Productos plásticos	158.110	0	0	0	0	0	158.110
402	07	00	00	Productos minerales no metálicos	9.015	0	0	0	0	0	9.015
402	07	04	00	Cemento, cal y yeso	9.015	0	0	0	0	0	9.015
402	08	00	00	Productos metálicos	157.732	0	0	0	0	0	157.732
402	08	01	00	Productos primarios de hierro y acero	13.184	0	0	0	0	0	13.184
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	96.209	0	0	0	0	0	96.209
402	08	09	00	Repuestos y accesorios para equipos de transporte	48.339	0	0	0	0	0	48.339
402	10	00	00	Productos varios y útiles diversos	826.825	0	0	0	0	0	826.825
402	10	01	00	Artículos de deporte, recreación y juguetes	48.550	0	0	0	0	0	48.550
402	10	02	00	Materiales y útiles de limpieza y aseo	182.435	0	0	0	0	0	182.435
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	168.590	0	0	0	0	0	168.590
402	10	07	00	Productos de seguridad en el trabajo	18.765	0	0	0	0	0	18.765
402	10	08	00	Materiales para equipos de computación	306.750	0	0	0	0	0	306.750
402	10	11	00	Materiales eléctricos	78.960	0	0	0	0	0	78.960
402	10	12	00	Materiales para instalaciones sanitarias	22.775	0	0	0	0	0	22.775
403	**00**	**00**	**00**	**Servicios no personales**	**1.353.371**	**0**	**0**	**0**	**0**	0	**1.353.371**
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	18.500	0	0	0	0	0	18.500
403	08	01	00	Primas y gastos de seguros	18.500	0	0	0	0	0	18.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116242 260102000 FORMULACIÓN DE ESTRATEGIAS GERENCIALES PARA EL EJECUTIVO NACIONAL

OBJETIVO DEL PROYECTO: REALIZAR ESTUDIOS SOBRE LOS ASPECTOS QUE PUEDAN AMENAZAR EL DESARROLLO ESTABLE DE LA NACIÓN A OBJETO DE ELEVAR LA EFICACIA Y EFICIENCIA DE LA GESTIÓN DEL PODER PÚBLICO.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 505

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 260102001 1. PROCESAR LAS INFORMACIONES DE INTERÉS DEL EJECUTIVO NACIONAL SUMINISTRADAS POR LAS INSTITUCIONES DEL ESTADO, SALAS SITUACIONALES Y LA SOCIEDAD, SOBRE CUALQUIER ASPECTO DE IMPORTANCIA NACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 505

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN, CESNA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	718.173	0	0	0	0	0	718.173
403	09	01	00	Viáticos y pasajes dentro del país	220.800	0	0	0	0	0	220.800
403	09	02	00	Viáticos y pasajes fuera del país	497.373	0	0	0	0	0	497.373
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	203.200	0	0	0	0	0	203.200
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	14.700	0	0	0	0	0	14.700
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	150.000	0	0	0	0	0	150.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	38.500	0	0	0	0	0	38.500
403	12	00	00	Conservación y reparaciones menores de obras	1.998	0	0	0	0	0	1.998
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.998	0	0	0	0	0	1.998
403	16	00	00	Servicios de diversión, esparcimiento y culturales	35.500	0	0	0	0	0	35.500
403	16	01	00	Servicios de diversión, esparcimiento y culturales	35.500	0	0	0	0	0	35.500
403	18	00	00	Impuestos indirectos	327.778	0	0	0	0	0	327.778
403	18	01	00	Impuesto al valor agregado	327.778	0	0	0	0	0	327.778
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	48.222	0	0	0	0	0	48.222
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	48.222	0	0	0	0	0	48.222
404	**00**	**00**	**00**	**Activos reales**	**736.500**	**0**	**0**	**0**	**0**	0	**736.500**
404	04	00	00	Equipos de transporte, tracción y elevación	610.000	0	0	0	0	0	610.000
404	04	01	00	Vehículos automotores terrestres	610.000	0	0	0	0	0	610.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	17.599	0	0	0	0	0	17.599
404	05	01	00	Equipos de telecomunicaciones	17.599	0	0	0	0	0	17.599
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	5.000	0	0	0	0	0	5.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	5.000	0	0	0	0	0	5.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	103.901	0	0	0	0	0	103.901
404	09	01	00	Mobiliario y equipos de oficina	33.055	0	0	0	0	0	33.055

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116242 260102000 FORMULACIÓN DE ESTRATEGIAS GERENCIALES PARA EL EJECUTIVO NACIONAL

OBJETIVO DEL PROYECTO: REALIZAR ESTUDIOS SOBRE LOS ASPECTOS QUE PUEDAN AMENAZAR EL DESARROLLO ESTABLE DE LA NACIÓN A OBJETO DE ELEVAR LA EFICACIA Y EFICIENCIA DE LA GESTIÓN DEL PODER PÚBLICO.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 505

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260102001 1. PROCESAR LAS INFORMACIONES DE INTERÉS DEL EJECUTIVO NACIONAL SUMINISTRADAS POR LAS INSTITUCIONES DEL ESTADO, SALAS SITUACIONALES Y LA SOCIEDAD, SOBRE CUALQUIER ASPECTO DE IMPORTANCIA NACIONAL.

UNIDAD DE MEDIDA: INFORME **META:** 505

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN, CESNA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	70.846	0	0	0	0	0	70.846
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**1.325.000**	**0**	**0**	**0**	**0**	0	**1.325.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	1.325.000	0	0	0	0	0	1.325.000
406	01	01	00	Gastos de defensa y seguridad del Estado	1.325.000	0	0	0	0	0	1.325.000
				Totales	**19.961.250**	**0**	**0**	**0**	**0**	0	**19.961.250**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116242 260102000 FORMULACIÓN DE ESTRATEGIAS GERENCIALES PARA EL EJECUTIVO NACIONAL

OBJETIVO DEL PROYECTO: REALIZAR ESTUDIOS SOBRE LOS ASPECTOS QUE PUEDAN AMENAZAR EL DESARROLLO ESTABLE DE LA NACIÓN A OBJETO DE ELEVAR LA EFICACIA Y EFICIENCIA DE LA GESTIÓN DEL PODER PÚBLICO.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 505

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260102002 2. CAPACITACIÓN CONTÍNUA AL PERSONAL DEL CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN.

UNIDAD DE MEDIDA: CERTIFICADO **META:** 25

RESPONSABLE/EJECUTOR: CENTRO DE ESTUDIO SITUACIONAL DE LA NACIÓN, CESNA.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**38.750**	**0**	**0**	**0**	**0**	0	**38.750**
403	10	00	00	Servicios profesionales y técnicos	38.750	0	0	0	0	0	38.750
403	10	07	00	Servicios de capacitación y adiestramiento	38.750	0	0	0	0	0	38.750
				Totales	**38.750**	**0**	**0**	**0**	**0**	0	**38.750**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116240 260103000 CREACIÓN DE POLÍTICAS PÚBLICAS PREVENTIVAS EN MATERIA DE SEGURIDAD CIUDADANA ORIENTADAS A SALVAGUARDAR LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: RECOPILAR, PROCESAR Y ANALIZAR LA INFORMACIÓN CUANTITATIVA Y CUALITATIVA EN MATERIA DE SEGURIDAD CIUDADANA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.515

RESPONSABLE/EJECUTOR: CENTRO DE TRATAMIENTO DE ANÁLISIS DE INFORMACIÓN CIUDADANA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**212.586**	**0**	**0**	**0**	**0**	**0**	**212.586**
402	01	00	00	Productos alimenticios y agropecuarios	4.000	0	0	0	0	0	4.000
402	01	01	00	Alimentos y bebidas para personas	4.000	0	0	0	0	0	4.000
402	05	00	00	Productos de papel, cartón e impresos	169.460	0	0	0	0	0	169.460
402	05	03	00	Productos de papel y cartón para oficina	136.610	0	0	0	0	0	136.610
402	05	04	00	Libros, revistas y periódicos	32.850	0	0	0	0	0	32.850
402	10	00	00	Productos varios y útiles diversos	39.126	0	0	0	0	0	39.126
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	39.126	0	0	0	0	0	39.126
403	**00**	**00**	**00**	**Servicios no personales**	**297.414**	**0**	**0**	**0**	**0**	**0**	**297.414**
403	09	00	00	Viáticos y pasajes	32.057	0	0	0	0	0	32.057
403	09	02	00	Viáticos y pasajes fuera del país	32.057	0	0	0	0	0	32.057
403	10	00	00	Servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	65.357	0	0	0	0	0	65.357
403	18	01	00	Impuesto al valor agregado	65.357	0	0	0	0	0	65.357
404	**00**	**00**	**00**	**Activos reales**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	37.500	0	0	0	0	0	37.500
404	09	01	00	Mobiliario y equipos de oficina	37.500	0	0	0	0	0	37.500
404	99	00	00	Otros activos reales	62.500	0	0	0	0	0	62.500
404	99	01	00	Otros activos reales	62.500	0	0	0	0	0	62.500
				Totales	**610.000**	**0**	**0**	**0**	**0**	**0**	**610.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116240 260103000 CREACIÓN DE POLÍTICAS PÚBLICAS PREVENTIVAS EN MATERIA DE SEGURIDAD CIUDADANA ORIENTADAS A SALVAGUARDAR LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: RECOPILAR, PROCESAR Y ANALIZAR LA INFORMACIÓN CUANTITATIVA Y CUALITATIVA EN MATERIA DE SEGURIDAD CIUDADANA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN

META: 1.515

RESPONSABLE/EJECUTOR: CENTRO DE TRATAMIENTO DE ANÁLISIS DE INFORMACIÓN CIUDADANA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116240 260103000 CREACIÓN DE POLÍTICAS PÚBLICAS PREVENTIVAS EN MATERIA DE SEGURIDAD CIUDADANA ORIENTADAS A SALVAGUARDAR LA CIUDADANÍA.

OBJETIVO DEL PROYECTO: RECOPILAR, PROCESAR Y ANALIZAR LA INFORMACIÓN CUANTITATIVA Y CUALITATIVA EN MATERIA DE SEGURIDAD CIUDADANA.

UNIDAD DE MEDIDA: INFORME DE EJECUCIÓN **META:** 1.515

RESPONSABLE/EJECUTOR: CENTRO DE TRATAMIENTO DE ANÁLISIS DE INFORMACIÓN CIUDADANA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260103005 SEGUIMIENTO Y ANÁLISIS DE LOS DISPOSITIVOS DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: INFORME / REPORTE **META:** 1.000

RESPONSABLE/EJECUTOR: CENTRO DE TRATAMIENTO Y ANÁLISIS DE INFORMACIÓN DE SEGURIDAD CIUDADANA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**212.586**	**0**	**0**	**0**	**0**	0	**212.586**
402	01	00	00	Productos alimenticios y agropecuarios	4.000	0	0	0	0	0	4.000
402	01	01	00	Alimentos y bebidas para personas	4.000	0	0	0	0	0	4.000
402	05	00	00	Productos de papel, cartón e impresos	169.460	0	0	0	0	0	169.460
402	05	03	00	Productos de papel y cartón para oficina	136.610	0	0	0	0	0	136.610
402	05	04	00	Libros, revistas y periódicos	32.850	0	0	0	0	0	32.850
402	10	00	00	Productos varios y útiles diversos	39.126	0	0	0	0	0	39.126
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	39.126	0	0	0	0	0	39.126
403	**00**	**00**	**00**	**Servicios no personales**	**297.414**	**0**	**0**	**0**	**0**	0	**297.414**
403	09	00	00	Viáticos y pasajes	32.057	0	0	0	0	0	32.057
403	09	02	00	Viáticos y pasajes fuera del país	32.057	0	0	0	0	0	32.057
403	10	00	00	Servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	65.357	0	0	0	0	0	65.357
403	18	01	00	Impuesto al valor agregado	65.357	0	0	0	0	0	65.357
404	**00**	**00**	**00**	**Activos reales**	**100.000**	**0**	**0**	**0**	**0**	0	**100.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	37.500	0	0	0	0	0	37.500
404	09	01	00	Mobiliario y equipos de oficina	37.500	0	0	0	0	0	37.500
404	99	00	00	Otros activos reales	62.500	0	0	0	0	0	62.500
404	99	01	00	Otros activos reales	62.500	0	0	0	0	0	62.500
				Totales	**610.000**	**0**	**0**	**0**	**0**	0	**610.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116271 260104000 CREACIÓN Y FUNCIONAMIENTO DE LA OFICINA ESTRATÉGICA PARA EL SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PUBLICAS DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

OBJETIVO DEL PROYECTO: EJECUCIÓN DE SEGUIMIENTO Y EVALUACIONES A LAS INICIATIVAS EMPRENDIDAS POR LAS DEPENDENCIAS DEL MINISTERIO, LOS ÓRGANOS DESCONCENTRADOS Y LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PUBLICAS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**89.366**	**0**	**0**	**0**	**0**	**0**	**89.366**
402	01	00	00	Productos alimenticios y agropecuarios	14.500	0	0	0	0	0	14.500
402	01	01	00	Alimentos y bebidas para personas	14.500	0	0	0	0	0	14.500
402	05	00	00	Productos de papel, cartón e impresos	32.830	0	0	0	0	0	32.830
402	05	01	00	Pulpa de madera, papel y cartón	9.940	0	0	0	0	0	9.940
402	05	03	00	Productos de papel y cartón para oficina	22.890	0	0	0	0	0	22.890
402	06	00	00	Productos químicos y derivados	10.118	0	0	0	0	0	10.118
402	06	04	00	Productos farmacéuticos y medicamentos	468	0	0	0	0	0	468
402	06	08	00	Productos plásticos	9.650	0	0	0	0	0	9.650
402	10	00	00	Productos varios y útiles diversos	31.918	0	0	0	0	0	31.918
402	10	02	00	Materiales y útiles de limpieza y aseo	2.840	0	0	0	0	0	2.840
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	14.828	0	0	0	0	0	14.828
402	10	08	00	Materiales para equipos de computación	14.250	0	0	0	0	0	14.250
403	**00**	**00**	**00**	**Servicios no personales**	**67.034**	**0**	**0**	**0**	**0**	**0**	**67.034**
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	99	00	Otros servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	17.034	0	0	0	0	0	17.034
403	18	01	00	Impuesto al valor agregado	17.034	0	0	0	0	0	17.034
404	**00**	**00**	**00**	**Activos reales**	**43.600**	**0**	**0**	**0**	**0**	**0**	**43.600**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	43.600	0	0	0	0	0	43.600
404	09	01	00	Mobiliario y equipos de oficina	8.600	0	0	0	0	0	8.600
404	09	02	00	Equipos de computación	35.000	0	0	0	0	0	35.000
				Totales	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116271 260104000 CREACIÓN Y FUNCIONAMIENTO DE LA OFICINA ESTRATÉGICA PARA EL SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PUBLICAS DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

OBJETIVO DEL PROYECTO: EJECUCIÓN DE SEGUIMIENTO Y EVALUACIONES A LAS INICIATIVAS EMPRENDIDAS POR LAS DEPENDENCIAS DEL MINISTERIO, LOS ÓRGANOS DESCONCENTRADOS Y LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PUBLICAS **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116271 260104000 CREACIÓN Y FUNCIONAMIENTO DE LA OFICINA ESTRATÉGICA PARA EL SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PUBLICAS DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

OBJETIVO DEL PROYECTO: EJECUCIÓN DE SEGUIMIENTO Y EVALUACIONES A LAS INICIATIVAS EMPRENDIDAS POR LAS DEPENDENCIAS DEL MINISTERIO, LOS ÓRGANOS DESCONCENTRADOS Y LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PUBLICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260104003 SEGUIMIENTO A LAS RECOMENDACIONES Y POLÍTICAS IMPLANTADAS A PARTIR DEL INFORME DE RESULTADOS.

UNIDAD DE MEDIDA: PROGRAMA **META:** 53

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA PARA EL SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PUBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**89.366**	**0**	**0**	**0**	**0**	0	**89.366**
402	01	00	00	Productos alimenticios y agropecuarios	14.500	0	0	0	0	0	14.500
402	01	01	00	Alimentos y bebidas para personas	14.500	0	0	0	0	0	14.500
402	05	00	00	Productos de papel, cartón e impresos	32.830	0	0	0	0	0	32.830
402	05	01	00	Pulpa de madera, papel y cartón	9.940	0	0	0	0	0	9.940
402	05	03	00	Productos de papel y cartón para oficina	22.890	0	0	0	0	0	22.890
402	06	00	00	Productos químicos y derivados	10.118	0	0	0	0	0	10.118
402	06	04	00	Productos farmacéuticos y medicamentos	468	0	0	0	0	0	468
402	06	08	00	Productos plásticos	9.650	0	0	0	0	0	9.650
402	10	00	00	Productos varios y útiles diversos	31.918	0	0	0	0	0	31.918
402	10	02	00	Materiales y útiles de limpieza y aseo	2.840	0	0	0	0	0	2.840
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	14.828	0	0	0	0	0	14.828
402	10	08	00	Materiales para equipos de computación	14.250	0	0	0	0	0	14.250
403	**00**	**00**	**00**	**Servicios no personales**	**67.034**	**0**	**0**	**0**	**0**	0	**67.034**
403	09	00	00	Viáticos y pasajes	30.000	0	0	0	0	0	30.000
403	09	01	00	Viáticos y pasajes dentro del país	30.000	0	0	0	0	0	30.000
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	99	00	Otros servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	17.034	0	0	0	0	0	17.034
403	18	01	00	Impuesto al valor agregado	17.034	0	0	0	0	0	17.034
404	**00**	**00**	**00**	**Activos reales**	**43.600**	**0**	**0**	**0**	**0**	0	**43.600**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	43.600	0	0	0	0	0	43.600
404	09	01	00	Mobiliario y equipos de oficina	8.600	0	0	0	0	0	8.600

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116271 260104000 CREACIÓN Y FUNCIONAMIENTO DE LA OFICINA ESTRATÉGICA PARA EL SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PUBLICAS DEL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

OBJETIVO DEL PROYECTO: EJECUCIÓN DE SEGUIMIENTO Y EVALUACIONES A LAS INICIATIVAS EMPRENDIDAS POR LAS DEPENDENCIAS DEL MINISTERIO, LOS ÓRGANOS DESCONCENTRADOS Y LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: OFICINA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PUBLICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260104003 SEGUIMIENTO A LAS RECOMENDACIONES Y POLÍTICAS IMPLANTADAS A PARTIR DEL INFORME DE RESULTADOS.

UNIDAD DE MEDIDA: PROGRAMA **META:** 53

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA PARA EL SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PUBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	35.000	0	0	0	0	0	35.000
				Totales	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116236 260105000 IMPLANTACIÓN DEL SISTEMA TECNOLÓGICO Y AUTOMATIZADO DEL REGISTRO NACIONAL DE EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA.

OBJETIVO DEL PROYECTO: CONTROL Y SISTEMATIZACIÓN DEL REGISTRO NACIONAL DE EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA

UNIDAD DE MEDIDA: REGISTROS ACTUALIZADOS **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.010.662**	**0**	**0**	**0**	**0**	**0**	**2.010.662**
401	01	00	00	Sueldos, salarios y otras retribuciones	953.574	0	0	0	0	0	953.574
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	21.486	0	0	0	0	0	21.486
401	01	18	00	Remuneraciones al personal contratado	899.088	0	0	0	0	0	899.088
401	01	99	00	Otras retribuciones	33.000	0	0	0	0	0	33.000
401	03	00	00	Primas	70.916	0	0	0	0	0	70.916
401	03	03	00	Primas por hogar a empleados	240	0	0	0	0	0	240
401	03	08	00	Primas de profesionalización a empleados	30.940	0	0	0	0	0	30.940
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	39.736	0	0	0	0	0	39.736
401	04	00	00	Complementos de sueldos y salarios	328.320	0	0	0	0	0	328.320
401	04	08	00	Bono compensatorio de alimentación a empleados	13.680	0	0	0	0	0	13.680
401	04	26	00	Bono compensatorio de alimentación al personal contratado	314.640	0	0	0	0	0	314.640
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	281.069	0	0	0	0	0	281.069
401	05	01	00	Aguinaldos a empleados	35.908	0	0	0	0	0	35.908
401	05	03	00	Bono vacacional a empleados	14.363	0	0	0	0	0	14.363
401	05	07	00	Aguinaldos al personal contratado	218.777	0	0	0	0	0	218.777
401	05	08	00	Bono vacacional al personal contratado	12.021	0	0	0	0	0	12.021
401	06	00	00	Aportes patronales y legales	156.596	0	0	0	0	0	156.596
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	14.220	0	0	0	0	0	14.220
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.878	0	0	0	0	0	3.878
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.585	0	0	0	0	0	2.585
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	2.585	0	0	0	0	0	2.585
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	94.939	0	0	0	0	0	94.939
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	17.261	0	0	0	0	0	17.261
401	06	95	00	Otros aportes legales por personal contratado	21.128	0	0	0	0	0	21.128
401	07	00	00	Asistencia socio-económica	19.390	0	0	0	0	0	19.390
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	19.390	0	0	0	0	0	19.390
401	08	00	00	Prestaciones sociales e indemnizaciones	200.797	0	0	0	0	0	200.797

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116236 260105000 IMPLANTACIÓN DEL SISTEMA TECNOLÓGICO Y AUTOMATIZADO DEL REGISTRO NACIONAL DE EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA.

OBJETIVO DEL PROYECTO: CONTROL Y SISTEMATIZACIÓN DEL REGISTRO NACIONAL DE EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA

UNIDAD DE MEDIDA: REGISTROS ACTUALIZADOS **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	40.895	0	0	0	0	0	40.895
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	159.902	0	0	0	0	0	159.902
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**348.140**	**0**	**0**	**0**	**0**	**0**	**348.140**
402	01	00	00	Productos alimenticios y agropecuarios	96.700	0	0	0	0	0	96.700
402	01	01	00	Alimentos y bebidas para personas	96.700	0	0	0	0	0	96.700
402	03	00	00	Textiles y vestuarios	51.000	0	0	0	0	0	51.000
402	03	02	00	Prendas de vestir	51.000	0	0	0	0	0	51.000
402	04	00	00	Productos de cuero y caucho	6.000	0	0	0	0	0	6.000
402	04	03	00	Cauchos y tripas para vehículos	6.000	0	0	0	0	0	6.000
402	05	00	00	Productos de papel, cartón e impresos	65.580	0	0	0	0	0	65.580
402	05	01	00	Pulpa de madera, papel y cartón	7.300	0	0	0	0	0	7.300
402	05	02	00	Envases y cajas de papel y cartón	4.800	0	0	0	0	0	4.800
402	05	03	00	Productos de papel y cartón para oficina	49.080	0	0	0	0	0	49.080
402	05	04	00	Libros, revistas y periódicos	3.600	0	0	0	0	0	3.600
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	800	0	0	0	0	0	800
402	06	00	00	Productos químicos y derivados	14.830	0	0	0	0	0	14.830
402	06	02	00	Abonos, plaguicidas y otros	1.560	0	0	0	0	0	1.560
402	06	03	00	Tintas, pinturas y colorantes	1.000	0	0	0	0	0	1.000
402	06	06	00	Combustibles y lubricantes	9.250	0	0	0	0	0	9.250
402	06	08	00	Productos plásticos	3.020	0	0	0	0	0	3.020
402	08	00	00	Productos metálicos	11.680	0	0	0	0	0	11.680
402	08	09	00	Repuestos y accesorios para equipos de transporte	11.680	0	0	0	0	0	11.680
402	10	00	00	Productos varios y útiles diversos	97.250	0	0	0	0	0	97.250
402	10	02	00	Materiales y útiles de limpieza y aseo	6.714	0	0	0	0	0	6.714
402	10	03	00	Utensilios de cocina y comedor	520	0	0	0	0	0	520
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	43.560	0	0	0	0	0	43.560
402	10	07	00	Productos de seguridad en el trabajo	2.801	0	0	0	0	0	2.801
402	10	08	00	Materiales para equipos de computación	42.100	0	0	0	0	0	42.100
402	10	11	00	Materiales eléctricos	1.555	0	0	0	0	0	1.555

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116236 260105000 IMPLANTACIÓN DEL SISTEMA TECNOLÓGICO Y AUTOMATIZADO DEL REGISTRO NACIONAL DE EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA.

OBJETIVO DEL PROYECTO: CONTROL Y SISTEMATIZACIÓN DEL REGISTRO NACIONAL DE EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA

UNIDAD DE MEDIDA: REGISTROS ACTUALIZADOS

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	5.100	0	0	0	0	0	5.100
402	99	01	00	Otros materiales y suministros	5.100	0	0	0	0	0	5.100
403	**00**	**00**	**00**	**Servicios no personales**	**562.314**	**0**	**0**	**0**	**0**	**0**	**562.314**
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	0	10.000
403	07	04	00	Avisos	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	204.992	0	0	0	0	0	204.992
403	09	01	00	Viáticos y pasajes dentro del país	204.992	0	0	0	0	0	204.992
403	10	00	00	Servicios profesionales y técnicos	34.293	0	0	0	0	0	34.293
403	10	03	00	Servicios de procesamiento de datos	24.293	0	0	0	0	0	24.293
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	50.000	0	0	0	0	0	50.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	30.000	0	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	154.821	0	0	0	0	0	154.821
403	18	01	00	Impuesto al valor agregado	154.821	0	0	0	0	0	154.821
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	8.208	0	0	0	0	0	8.208
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	8.208	0	0	0	0	0	8.208
403	99	00	00	Otros servicios no personales	90.000	0	0	0	0	0	90.000
403	99	01	00	Otros servicios no personales	90.000	0	0	0	0	0	90.000
404	**00**	**00**	**00**	**Activos reales**	**303.116**	**0**	**0**	**0**	**0**	**0**	**303.116**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	5.200	0	0	0	0	0	5.200
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	5.200	0	0	0	0	0	5.200
404	05	00	00	Equipos de comunicaciones y de señalamiento	35.000	0	0	0	0	0	35.000
404	05	01	00	Equipos de telecomunicaciones	35.000	0	0	0	0	0	35.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	262.916	0	0	0	0	0	262.916
404	09	02	00	Equipos de computación	227.500	0	0	0	0	0	227.500
404	09	03	00	Mobiliario y equipos de alojamiento	35.416	0	0	0	0	0	35.416

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116236 260105000 IMPLANTACIÓN DEL SISTEMA TECNOLÓGICO Y AUTOMATIZADO DEL REGISTRO NACIONAL DE EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA.

OBJETIVO DEL PROYECTO: CONTROL Y SISTEMATIZACIÓN DEL REGISTRO NACIONAL DE EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA

UNIDAD DE MEDIDA: REGISTROS ACTUALIZADOS **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**3.224.232**	**0**	**0**	**0**	**0**	**0**	**3.224.232**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116236 260105000 IMPLANTACIÓN DEL SISTEMA TECNOLÓGICO Y AUTOMATIZADO DEL REGISTRO NACIONAL DE EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA.

OBJETIVO DEL PROYECTO: CONTROL Y SISTEMATIZACIÓN DEL REGISTRO NACIONAL DE EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA

UNIDAD DE MEDIDA: REGISTROS ACTUALIZADOS

META: 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116236 260105000 IMPLANTACIÓN DEL SISTEMA TECNOLÓGICO Y AUTOMATIZADO DEL REGISTRO NACIONAL DE EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA.

OBJETIVO DEL PROYECTO: CONTROL Y SISTEMATIZACIÓN DEL REGISTRO NACIONAL DE EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA

UNIDAD DE MEDIDA: REGISTROS ACTUALIZADOS **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260105001 ORGANIZAR LA ESTRUCTURA INTERNA DE LA DIRECCIÓN GENERAL.

UNIDAD DE MEDIDA: DIRECTIVA **META:** 3

RESPONSABLE/EJECUTOR: DIGESERVISP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.010.662**	**0**	**0**	**0**	**0**	0	**2.010.662**
401	01	00	00	Sueldos, salarios y otras retribuciones	953.574	0	0	0	0	0	953.574
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	21.486	0	0	0	0	0	21.486
401	01	18	00	Remuneraciones al personal contratado	899.088	0	0	0	0	0	899.088
401	01	99	00	Otras retribuciones	33.000	0	0	0	0	0	33.000
401	03	00	00	Primas	70.916	0	0	0	0	0	70.916
401	03	03	00	Primas por hogar a empleados	240	0	0	0	0	0	240
401	03	08	00	Primas de profesionalización a empleados	30.940	0	0	0	0	0	30.940
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	39.736	0	0	0	0	0	39.736
401	04	00	00	Complementos de sueldos y salarios	328.320	0	0	0	0	0	328.320
401	04	08	00	Bono compensatorio de alimentación a empleados	13.680	0	0	0	0	0	13.680
401	04	26	00	Bono compensatorio de alimentación al personal contratado	314.640	0	0	0	0	0	314.640
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	281.069	0	0	0	0	0	281.069
401	05	01	00	Aguinaldos a empleados	35.908	0	0	0	0	0	35.908
401	05	03	00	Bono vacacional a empleados	14.363	0	0	0	0	0	14.363
401	05	07	00	Aguinaldos al personal contratado	218.777	0	0	0	0	0	218.777
401	05	08	00	Bono vacacional al personal contratado	12.021	0	0	0	0	0	12.021
401	06	00	00	Aportes patronales y legales	156.596	0	0	0	0	0	156.596
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	14.220	0	0	0	0	0	14.220
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	3.878	0	0	0	0	0	3.878
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	2.585	0	0	0	0	0	2.585
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	2.585	0	0	0	0	0	2.585
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	94.939	0	0	0	0	0	94.939
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	17.261	0	0	0	0	0	17.261

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116236 260105000 IMPLANTACIÓN DEL SISTEMA TECNOLÓGICO Y AUTOMATIZADO DEL REGISTRO NACIONAL DE EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA.

OBJETIVO DEL PROYECTO: CONTROL Y SISTEMATIZACIÓN DEL REGISTRO NACIONAL DE EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA

UNIDAD DE MEDIDA: REGISTROS ACTUALIZADOS **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260105001 ORGANIZAR LA ESTRUCTURA INTERNA DE LA DIRECCIÓN GENERAL.

UNIDAD DE MEDIDA: *DIRECTIVA* **META:** 3

RESPONSABLE/EJECUTOR: DIGESERVISP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	95	00	Otros aportes legales por personal contratado	21.128	0	0	0	0	0	21.128
401	07	00	00	Asistencia socio-económica	19.390	0	0	0	0	0	19.390
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	19.390	0	0	0	0	0	19.390
401	08	00	00	Prestaciones sociales e indemnizaciones	200.797	0	0	0	0	0	200.797
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	40.895	0	0	0	0	0	40.895
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	159.902	0	0	0	0	0	159.902
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**348.140**	**0**	**0**	**0**	**0**	0	**348.140**
402	01	00	00	Productos alimenticios y agropecuarios	96.700	0	0	0	0	0	96.700
402	01	01	00	Alimentos y bebidas para personas	96.700	0	0	0	0	0	96.700
402	03	00	00	Textiles y vestuarios	51.000	0	0	0	0	0	51.000
402	03	02	00	Prendas de vestir	51.000	0	0	0	0	0	51.000
402	04	00	00	Productos de cuero y caucho	6.000	0	0	0	0	0	6.000
402	04	03	00	Cauchos y tripas para vehiculos	6.000	0	0	0	0	0	6.000
402	05	00	00	Productos de papel, cartón e impresos	65.580	0	0	0	0	0	65.580
402	05	01	00	Pulpa de madera, papel y cartón	7.300	0	0	0	0	0	7.300
402	05	02	00	Envases y cajas de papel y cartón	4.800	0	0	0	0	0	4.800
402	05	03	00	Productos de papel y cartón para oficina	49.080	0	0	0	0	0	49.080
402	05	04	00	Libros, revistas y periódicos	3.600	0	0	0	0	0	3.600
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	800	0	0	0	0	0	800
402	06	00	00	Productos químicos y derivados	14.830	0	0	0	0	0	14.830
402	06	02	00	Abonos, plaguicidas y otros	1.560	0	0	0	0	0	1.560
402	06	03	00	Tintas, pinturas y colorantes	1.000	0	0	0	0	0	1.000
402	06	06	00	Combustibles y lubricantes	9.250	0	0	0	0	0	9.250
402	06	08	00	Productos plásticos	3.020	0	0	0	0	0	3.020

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116236 260105000 IMPLANTACIÓN DEL SISTEMA TECNOLÓGICO Y AUTOMATIZADO DEL REGISTRO NACIONAL DE EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA.

OBJETIVO DEL PROYECTO: CONTROL Y SISTEMATIZACIÓN DEL REGISTRO NACIONAL DE EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA

UNIDAD DE MEDIDA: REGISTROS ACTUALIZADOS **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260105001 ORGANIZAR LA ESTRUCTURA INTERNA DE LA DIRECCIÓN GENERAL.

UNIDAD DE MEDIDA: DIRECTIVA **META:** 3

RESPONSABLE/EJECUTOR: DIGESERVISP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	11.680	0	0	0	0	0	11.680
402	08	09	00	Repuestos y accesorios para equipos de transporte	11.680	0	0	0	0	0	11.680
402	10	00	00	Productos varios y útiles diversos	97.250	0	0	0	0	0	97.250
402	10	02	00	Materiales y útiles de limpieza y aseo	6.714	0	0	0	0	0	6.714
402	10	03	00	Utensilios de cocina y comedor	520	0	0	0	0	0	520
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	43.560	0	0	0	0	0	43.560
402	10	07	00	Productos de seguridad en el trabajo	2.801	0	0	0	0	0	2.801
402	10	08	00	Materiales para equipos de computación	42.100	0	0	0	0	0	42.100
402	10	11	00	Materiales eléctricos	1.555	0	0	0	0	0	1.555
402	99	00	00	Otros materiales y suministros	5.100	0	0	0	0	0	5.100
402	99	01	00	Otros materiales y suministros	5.100	0	0	0	0	0	5.100
403	**00**	**00**	**00**	**Servicios no personales**	**562.314**	**0**	**0**	**0**	**0**	0	**562.314**
403	07	00	00	Servicios de información, impresión y relaciones públicas	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	0	10.000
403	07	04	00	Avisos	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	204.992	0	0	0	0	0	204.992
403	09	01	00	Viáticos y pasajes dentro del país	204.992	0	0	0	0	0	204.992
403	10	00	00	Servicios profesionales y técnicos	34.293	0	0	0	0	0	34.293
403	10	03	00	Servicios de procesamiento de datos	24.293	0	0	0	0	0	24.293
403	10	99	00	Otros servicios profesionales y técnicos	10.000	0	0	0	0	0	10.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	50.000	0	0	0	0	0	50.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	30.000	0	0	0	0	0	30.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	154.821	0	0	0	0	0	154.821

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116236 260105000 IMPLANTACIÓN DEL SISTEMA TECNOLÓGICO Y AUTOMATIZADO DEL REGISTRO NACIONAL DE EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA.

OBJETIVO DEL PROYECTO: CONTROL Y SISTEMATIZACIÓN DEL REGISTRO NACIONAL DE EMPRESAS DE VIGILANCIA Y SEGURIDAD PRIVADA

UNIDAD DE MEDIDA: REGISTROS ACTUALIZADOS **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SERVICIOS DE VIGILANCIA Y SEGURIDAD PRIVADA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260105001 ORGANIZAR LA ESTRUCTURA INTERNA DE LA DIRECCIÓN GENERAL.

UNIDAD DE MEDIDA: *DIRECTIVA* **META:** 3

RESPONSABLE/EJECUTOR: DIGESERVISP

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	154.821	0	0	0	0	0	154.821
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	8.208	0	0	0	0	0	8.208
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	8.208	0	0	0	0	0	8.208
403	99	00	00	Otros servicios no personales	90.000	0	0	0	0	0	90.000
403	99	01	00	Otros servicios no personales	90.000	0	0	0	0	0	90.000
404	**00**	**00**	**00**	**Activos reales**	**303.116**	**0**	**0**	**0**	**0**	0	**303.116**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	5.200	0	0	0	0	0	5.200
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	5.200	0	0	0	0	0	5.200
404	05	00	00	Equipos de comunicaciones y de señalamiento	35.000	0	0	0	0	0	35.000
404	05	01	00	Equipos de telecomunicaciones	35.000	0	0	0	0	0	35.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	262.916	0	0	0	0	0	262.916
404	09	02	00	Equipos de computación	227.500	0	0	0	0	0	227.500
404	09	03	00	Mobiliario y equipos de alojamiento	35.416	0	0	0	0	0	35.416
				Totales	**3.224.232**	**0**	**0**	**0**	**0**	0	**3.224.232**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116245 260106000 INVESTIGACIÓN CIENTÍFICA Y TECNOLÓGICA DE LOS DELITOS DE MAYOR INCIDENCIA.

OBJETIVO DEL PROYECTO: APOYAR LAS POLÍTICAS DE ESTADO A TRAVÉS DE ESTRATEGIAS DIRIGIDAS A LA REDUCCIÓN DE DELITOS EN TODAS SUS MODALIDADES.

UNIDAD DE MEDIDA: ACTA / EXPEDIENTE **META:** 71.433

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**677.446.038**	**0**	**0**	**0**	**0**	**0**	**677.446.038**
401	01	00	00	Sueldos, salarios y otras retribuciones	188.836.450	0	0	0	0	0	188.836.450
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	188.689.450	0	0	0	0	0	188.689.450
401	01	18	00	Remuneraciones al personal contratado	147.000	0	0	0	0	0	147.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	99.649.010	0	0	0	0	0	99.649.010
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	99.649.010	0	0	0	0	0	99.649.010
401	03	00	00	Primas	67.626.878	0	0	0	0	0	67.626.878
401	03	04	00	Primas por hijos a empleados	21.645.384	0	0	0	0	0	21.645.384
401	03	08	00	Primas de profesionalización a empleados	12.582.038	0	0	0	0	0	12.582.038
401	03	09	00	Primas por antigüedad a empleados	25.664.411	0	0	0	0	0	25.664.411
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.152.100	0	0	0	0	0	3.152.100
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	1.076.040	0	0	0	0	0	1.076.040
401	03	97	00	Otras primas a empleados	3.506.905	0	0	0	0	0	3.506.905
401	04	00	00	Complementos de sueldos y salarios	80.151.120	0	0	0	0	0	80.151.120
401	04	08	00	Bono compensatorio de alimentación a empleados	80.103.240	0	0	0	0	0	80.103.240
401	04	26	00	Bono compensatorio de alimentación al personal contratado	47.880	0	0	0	0	0	47.880
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	93.390.302	0	0	0	0	0	93.390.302
401	05	01	00	Aguinaldos a empleados	55.579.216	0	0	0	0	0	55.579.216
401	05	03	00	Bono vacacional a empleados	37.779.586	0	0	0	0	0	37.779.586
401	05	07	00	Aguinaldos al personal contratado	21.000	0	0	0	0	0	21.000
401	05	08	00	Bono vacacional al personal contratado	10.500	0	0	0	0	0	10.500
401	06	00	00	Aportes patronales y legales	41.691.992	0	0	0	0	0	41.691.992
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	28.691.368	0	0	0	0	0	28.691.368
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.000.192	0	0	0	0	0	4.000.192
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	9.000.432	0	0	0	0	0	9.000.432
401	07	00	00	Asistencia socio-económica	44.697.709	0	0	0	0	0	44.697.709
401	07	02	00	Becas a empleados	3.420.273	0	0	0	0	0	3.420.273
401	07	03	00	Ayudas por matrimonio a empleados	36.000	0	0	0	0	0	36.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116245 260106000 INVESTIGACIÓN CIENTÍFICA Y TECNOLÓGICA DE LOS DELITOS DE MAYOR INCIDENCIA.

OBJETIVO DEL PROYECTO: APOYAR LAS POLÍTICAS DE ESTADO A TRAVÉS DE ESTRATEGIAS DIRIGIDAS A LA REDUCCIÓN DE DELITOS EN TODAS SUS MODALIDADES.

UNIDAD DE MEDIDA: ACTA / EXPEDIENTE **META:** 71.433

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	04	00	Ayudas por nacimiento de hijos a empleados	220.000	0	0	0	0	0	220.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	30.001.436	0	0	0	0	0	30.001.436
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.940.000	0	0	0	0	0	4.940.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	6.080.000	0	0	0	0	0	6.080.000
401	08	00	00	Prestaciones sociales e indemnizaciones	61.294.577	0	0	0	0	0	61.294.577
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	61.253.890	0	0	0	0	0	61.253.890
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	40.687	0	0	0	0	0	40.687
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	108.000	0	0	0	0	0	108.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	108.000	0	0	0	0	0	108.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.291.836**	**0**	**0**	**0**	**0**	**0**	**8.291.836**
402	01	00	00	Productos alimenticios y agropecuarios	10.255	0	0	0	0	0	10.255
402	01	01	00	Alimentos y bebidas para personas	10.255	0	0	0	0	0	10.255
402	03	00	00	Textiles y vestuarios	312.000	0	0	0	0	0	312.000
402	03	01	00	Textiles	301.500	0	0	0	0	0	301.500
402	03	02	00	Prendas de vestir	10.500	0	0	0	0	0	10.500
402	04	00	00	Productos de cuero y caucho	633.000	0	0	0	0	0	633.000
402	04	03	00	Cauchos y tripas para vehículos	633.000	0	0	0	0	0	633.000
402	05	00	00	Productos de papel, cartón e impresos	782.630	0	0	0	0	0	782.630
402	05	03	00	Productos de papel y cartón para oficina	752.130	0	0	0	0	0	752.130
402	05	06	00	Productos de papel y cartón para computación	30.500	0	0	0	0	0	30.500
402	06	00	00	Productos químicos y derivados	1.743.475	0	0	0	0	0	1.743.475
402	06	01	00	Sustancias químicas y de uso industrial	700.865	0	0	0	0	0	700.865
402	06	03	00	Tintas, pinturas y colorantes	200.200	0	0	0	0	0	200.200
402	06	06	00	Combustibles y lubricantes	603.000	0	0	0	0	0	603.000
402	06	08	00	Productos plásticos	239.410	0	0	0	0	0	239.410
402	07	00	00	Productos minerales no metálicos	187.741	0	0	0	0	0	187.741
402	07	02	00	Vidrios y productos de vidrio	150.621	0	0	0	0	0	150.621
402	07	03	00	Productos de arcilla para construcción	15.000	0	0	0	0	0	15.000
402	07	04	00	Cemento, cal y yeso	5.200	0	0	0	0	0	5.200

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116245 260106000 INVESTIGACIÓN CIENTÍFICA Y TECNOLÓGICA DE LOS DELITOS DE MAYOR INCIDENCIA.

OBJETIVO DEL PROYECTO: APOYAR LAS POLÍTICAS DE ESTADO A TRAVÉS DE ESTRATEGIAS DIRIGIDAS A LA REDUCCIÓN DE DELITOS EN TODAS SUS MODALIDADES.

UNIDAD DE MEDIDA: ACTA / EXPEDIENTE **META:** 71.433

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	99	00	Otros productos minerales no metálicos	16.920	0	0	0	0	0	16.920
402	08	00	00	Productos metálicos	326.467	0	0	0	0	0	326.467
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	30.067	0	0	0	0	0	30.067
402	08	05	00	Materiales de orden público, seguridad y defensa	94.900	0	0	0	0	0	94.900
402	08	09	00	Repuestos y accesorios para equipos de transporte	201.500	0	0	0	0	0	201.500
402	10	00	00	Productos varios y útiles diversos	2.534.068	0	0	0	0	0	2.534.068
402	10	02	00	Materiales y útiles de limpieza y aseo	200.700	0	0	0	0	0	200.700
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	312.190	0	0	0	0	0	312.190
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	201.100	0	0	0	0	0	201.100
402	10	06	00	Condecoraciones, ofrendas y similares	350.250	0	0	0	0	0	350.250
402	10	07	00	Productos de seguridad en el trabajo	80.100	0	0	0	0	0	80.100
402	10	08	00	Materiales para equipos de computación	909.168	0	0	0	0	0	909.168
402	10	09	00	Especies timbradas y valores	15.000	0	0	0	0	0	15.000
402	10	11	00	Materiales eléctricos	228.900	0	0	0	0	0	228.900
402	10	12	00	Materiales para instalaciones sanitarias	35.060	0	0	0	0	0	35.060
402	10	13	00	Materiales fotográficos	201.600	0	0	0	0	0	201.600
402	99	00	00	Otros materiales y suministros	1.762.200	0	0	0	0	0	1.762.200
402	99	01	00	Otros materiales y suministros	1.762.200	0	0	0	0	0	1.762.200
403	**00**	**00**	**00**	**Servicios no personales**	**32.580.391**	**0**	**0**	**0**	**0**	**0**	**32.580.391**
403	01	00	00	Alquileres de inmuebles	930.500	0	0	0	0	0	930.500
403	01	01	00	Alquileres de edificios y locales	930.500	0	0	0	0	0	930.500
403	02	00	00	Alquileres de maquinaria y equipos	50.000	0	0	0	0	0	50.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	06	00	00	Servicios de transporte y almacenaje	60.000	0	0	0	0	0	60.000
403	06	01	00	Fletes y embalajes	60.000	0	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.000	0	0	0	0	0	25.000
403	07	02	00	Imprenta y reproducción	25.000	0	0	0	0	0	25.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.660.000	0	0	0	0	0	1.660.000
403	08	01	00	Primas y gastos de seguros	1.500.000	0	0	0	0	0	1.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116245 260106000 INVESTIGACIÓN CIENTÍFICA Y TECNOLÓGICA DE LOS DELITOS DE MAYOR INCIDENCIA.

OBJETIVO DEL PROYECTO: APOYAR LAS POLÍTICAS DE ESTADO A TRAVÉS DE ESTRATEGIAS DIRIGIDAS A LA REDUCCIÓN DE DELITOS EN TODAS SUS MODALIDADES.

UNIDAD DE MEDIDA: ACTA / EXPEDIENTE **META:** 71.433

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	08	02	00	Comisiones y gastos bancarios	160.000	0	0	0	0	0	160.000
403	09	00	00	Viáticos y pasajes	141.490	0	0	0	0	0	141.490
403	09	01	00	Viáticos y pasajes dentro del país	101.490	0	0	0	0	0	101.490
403	09	02	00	Viáticos y pasajes fuera del país	40.000	0	0	0	0	0	40.000
403	10	00	00	Servicios profesionales y técnicos	10.167.000	0	0	0	0	0	10.167.000
403	10	03	00	Servicios de procesamiento de datos	10.057.000	0	0	0	0	0	10.057.000
403	10	07	00	Servicios de capacitación y adiestramiento	110.000	0	0	0	0	0	110.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.490.000	0	0	0	0	0	5.490.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.300.000	0	0	0	0	0	2.300.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.200.000	0	0	0	0	0	1.200.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	1.720.000	0	0	0	0	0	1.720.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	170.000	0	0	0	0	0	170.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	12	00	00	Conservación y reparaciones menores de obras	1.500.000	0	0	0	0	0	1.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.500.000	0	0	0	0	0	1.500.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.500.000	0	0	0	0	0	1.500.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.500.000	0	0	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	6.241.463	0	0	0	0	0	6.241.463
403	18	01	00	Impuesto al valor agregado	6.191.463	0	0	0	0	0	6.191.463
403	18	99	00	Otros impuestos indirectos	50.000	0	0	0	0	0	50.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.435.048	0	0	0	0	0	3.435.048
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.435.048	0	0	0	0	0	3.435.048
403	99	00	00	Otros servicios no personales	1.379.890	0	0	0	0	0	1.379.890
403	99	01	00	Otros servicios no personales	1.379.890	0	0	0	0	0	1.379.890
404	**00**	**00**	**00**	**Activos reales**	**18.876.250**	**0**	**0**	**0**	**0**	**0**	**18.876.250**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	137.050	0	0	0	0	0	137.050
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	37.050	0	0	0	0	0	37.050
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116245 260106000 INVESTIGACIÓN CIENTÍFICA Y TECNOLÓGICA DE LOS DELITOS DE MAYOR INCIDENCIA.

OBJETIVO DEL PROYECTO: APOYAR LAS POLÍTICAS DE ESTADO A TRAVÉS DE ESTRATEGIAS DIRIGIDAS A LA REDUCCIÓN DE DELITOS EN TODAS SUS MODALIDADES.

UNIDAD DE MEDIDA: ACTA / EXPEDIENTE **META:** 71.433

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.021.200	0	0	0	0	0	2.021.200
404	05	01	00	Equipos de telecomunicaciones	2.021.200	0	0	0	0	0	2.021.200
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
404	07	01	00	Equipos científicos y de laboratorio	100.000	0	0	0	0	0	100.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	14.000.000	0	0	0	0	0	14.000.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	13.000.000	0	0	0	0	0	13.000.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	1.000.000	0	0	0	0	0	1.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.268.000	0	0	0	0	0	2.268.000
404	09	01	00	Mobiliario y equipos de oficina	926.000	0	0	0	0	0	926.000
404	09	02	00	Equipos de computación	667.000	0	0	0	0	0	667.000
404	09	03	00	Mobiliario y equipos de alojamiento	675.000	0	0	0	0	0	675.000
404	12	00	00	Activos intangibles	350.000	0	0	0	0	0	350.000
404	12	04	00	Paquetes y programas de computación	350.000	0	0	0	0	0	350.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**900.000**	**0**	**0**	**0**	**0**	**0**	**900.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	900.000	0	0	0	0	0	900.000
406	01	01	00	Gastos de defensa y seguridad del Estado	900.000	0	0	0	0	0	900.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	500.000	0	0	0	0	0	500.000
407	02	01	00	Transferencias corrientes al exterior	500.000	0	0	0	0	0	500.000
407	02	01	04	Transferencias corrientes a organismos internacionales	500.000	0	0	0	0	0	500.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**1.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	1.000.000	0	0	0	0	0	1.000.000
411	11	05	00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	1.000.000	0	0	0	0	0	1.000.000
				Totales	**739.594.515**	**0**	**0**	**0**	**0**	**0**	**739.594.515**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116245 260106000 INVESTIGACIÓN CIENTÍFICA Y TECNOLÓGICA DE LOS DELITOS DE MAYOR INCIDENCIA.

OBJETIVO DEL PROYECTO: APOYAR LAS POLÍTICAS DE ESTADO A TRAVÉS DE ESTRATEGIAS DIRIGIDAS A LA REDUCCIÓN DE DELITOS EN TODAS SUS MODALIDADES.

UNIDAD DE MEDIDA: ACTA / EXPEDIENTE **META:** 71.433

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	500.000	0	0	0	0	0	500.000
407	02	01	00	Transferencias corrientes al exterior	500.000	0	0	0	0	0	500.000
407	02	01	04	Transferencias corrientes a organismos internacionales	500.000	0	0	0	0	0	500.000
				- I0119 Organización Internacional de Policía (INTERPOL)	500.000	0	0	0	0	0	500.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116245 260106000 INVESTIGACIÓN CIENTÍFICA Y TECNOLÓGICA DE LOS DELITOS DE MAYOR INCIDENCIA.

OBJETIVO DEL PROYECTO: APOYAR LAS POLÍTICAS DE ESTADO A TRAVÉS DE ESTRATEGIAS DIRIGIDAS A LA REDUCCIÓN DE DELITOS EN TODAS SUS MODALIDADES.

UNIDAD DE MEDIDA: ACTA / EXPEDIENTE **META:** 71.433

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260106001 DOTAR DE LOS RECURSOS MATERIALES, TECNOLÓGICOS Y FINANCIEROS A LAS UNIDADES MEDULARES, CON EL OBJETIVO DE INCREMENTAR LA CANTIDAD DE CASOS CONCLUIDOS.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 71.433

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**677.446.038**	**0**	**0**	**0**	**0**	0	**677.446.038**
401	01	00	00	Sueldos, salarios y otras retribuciones	188.836.450	0	0	0	0	0	188.836.450
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	188.689.450	0	0	0	0	0	188.689.450
401	01	18	00	Remuneraciones al personal contratado	147.000	0	0	0	0	0	147.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	99.649.010	0	0	0	0	0	99.649.010
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	99.649.010	0	0	0	0	0	99.649.010
401	03	00	00	Primas	67.626.878	0	0	0	0	0	67.626.878
401	03	04	00	Primas por hijos a empleados	21.645.384	0	0	0	0	0	21.645.384
401	03	08	00	Primas de profesionalización a empleados	12.582.038	0	0	0	0	0	12.582.038
401	03	09	00	Primas por antigüedad a empleados	25.664.411	0	0	0	0	0	25.664.411
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.152.100	0	0	0	0	0	3.152.100
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	1.076.040	0	0	0	0	0	1.076.040
401	03	97	00	Otras primas a empleados	3.506.905	0	0	0	0	0	3.506.905
401	04	00	00	Complementos de sueldos y salarios	80.151.120	0	0	0	0	0	80.151.120
401	04	08	00	Bono compensatorio de alimentación a empleados	80.103.240	0	0	0	0	0	80.103.240
401	04	26	00	Bono compensatorio de alimentación al personal contratado	47.880	0	0	0	0	0	47.880
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	93.390.302	0	0	0	0	0	93.390.302
401	05	01	00	Aguinaldos a empleados	55.579.216	0	0	0	0	0	55.579.216
401	05	03	00	Bono vacacional a empleados	37.779.586	0	0	0	0	0	37.779.586
401	05	07	00	Aguinaldos al personal contratado	21.000	0	0	0	0	0	21.000
401	05	08	00	Bono vacacional al personal contratado	10.500	0	0	0	0	0	10.500
401	06	00	00	Aportes patronales y legales	41.691.992	0	0	0	0	0	41.691.992
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	28.691.368	0	0	0	0	0	28.691.368
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.000.192	0	0	0	0	0	4.000.192

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116245 260106000 INVESTIGACIÓN CIENTÍFICA Y TECNOLÓGICA DE LOS DELITOS DE MAYOR INCIDENCIA.

OBJETIVO DEL PROYECTO: APOYAR LAS POLÍTICAS DE ESTADO A TRAVÉS DE ESTRATEGIAS DIRIGIDAS A LA REDUCCIÓN DE DELITOS EN TODAS SUS MODALIDADES.

UNIDAD DE MEDIDA: ACTA / EXPEDIENTE **META:** 71.433

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260106001 DOTAR DE LOS RECURSOS MATERIALES, TECNOLÓGICOS Y FINANCIEROS A LAS UNIDADES MEDULARES, CON EL OBJETIVO DE INCREMENTAR LA CANTIDAD DE CASOS CONCLUIDOS.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 71.433

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	9.000.432	0	0	0	0	0	9.000.432
401	07	00	00	Asistencia socio-económica	44.697.709	0	0	0	0	0	44.697.709
401	07	02	00	Becas a empleados	3.420.273	0	0	0	0	0	3.420.273
401	07	03	00	Ayudas por matrimonio a empleados	36.000	0	0	0	0	0	36.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	220.000	0	0	0	0	0	220.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	30.001.436	0	0	0	0	0	30.001.436
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	4.940.000	0	0	0	0	0	4.940.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	6.080.000	0	0	0	0	0	6.080.000
401	08	00	00	Prestaciones sociales e indemnizaciones	61.294.577	0	0	0	0	0	61.294.577
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	61.253.890	0	0	0	0	0	61.253.890
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	40.687	0	0	0	0	0	40.687
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	108.000	0	0	0	0	0	108.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	108.000	0	0	0	0	0	108.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.291.836**	**0**	**0**	**0**	**0**	0	**8.291.836**
402	01	00	00	Productos alimenticios y agropecuarios	10.255	0	0	0	0	0	10.255
402	01	01	00	Alimentos y bebidas para personas	10.255	0	0	0	0	0	10.255
402	03	00	00	Textiles y vestuarios	312.000	0	0	0	0	0	312.000
402	03	01	00	Textiles	301.500	0	0	0	0	0	301.500
402	03	02	00	Prendas de vestir	10.500	0	0	0	0	0	10.500
402	04	00	00	Productos de cuero y caucho	633.000	0	0	0	0	0	633.000
402	04	03	00	Cauchos y tripas para vehículos	633.000	0	0	0	0	0	633.000
402	05	00	00	Productos de papel, cartón e impresos	782.630	0	0	0	0	0	782.630
402	05	03	00	Productos de papel y cartón para oficina	752.130	0	0	0	0	0	752.130
402	05	06	00	Productos de papel y cartón para computación	30.500	0	0	0	0	0	30.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116245 260106000 INVESTIGACIÓN CIENTÍFICA Y TECNOLÓGICA DE LOS DELITOS DE MAYOR INCIDENCIA.

OBJETIVO DEL PROYECTO: APOYAR LAS POLÍTICAS DE ESTADO A TRAVÉS DE ESTRATEGIAS DIRIGIDAS A LA REDUCCIÓN DE DELITOS EN TODAS SUS MODALIDADES.

UNIDAD DE MEDIDA: ACTA / EXPEDIENTE **META:** 71.433

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260106001 DOTAR DE LOS RECURSOS MATERIALES, TECNOLÓGICOS Y FINANCIEROS A LAS UNIDADES MEDULARES, CON EL OBJETIVO DE INCREMENTAR LA CANTIDAD DE CASOS CONCLUIDOS.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 71.433

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	1.743.475	0	0	0	0	0	1.743.475
402	06	01	00	Sustancias químicas y de uso industrial	700.865	0	0	0	0	0	700.865
402	06	03	00	Tintas, pinturas y colorantes	200.200	0	0	0	0	0	200.200
402	06	06	00	Combustibles y lubricantes	603.000	0	0	0	0	0	603.000
402	06	08	00	Productos plásticos	239.410	0	0	0	0	0	239.410
402	07	00	00	Productos minerales no metálicos	187.741	0	0	0	0	0	187.741
402	07	02	00	Vidrios y productos de vidrio	150.621	0	0	0	0	0	150.621
402	07	03	00	Productos de arcilla para construcción	15.000	0	0	0	0	0	15.000
402	07	04	00	Cemento, cal y yeso	5.200	0	0	0	0	0	5.200
402	07	99	00	Otros productos minerales no metálicos	16.920	0	0	0	0	0	16.920
402	08	00	00	Productos metálicos	326.467	0	0	0	0	0	326.467
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	30.067	0	0	0	0	0	30.067
402	08	05	00	Materiales de orden público, seguridad y defensa	94.900	0	0	0	0	0	94.900
402	08	09	00	Repuestos y accesorios para equipos de transporte	201.500	0	0	0	0	0	201.500
402	10	00	00	Productos varios y útiles diversos	2.534.068	0	0	0	0	0	2.534.068
402	10	02	00	Materiales y útiles de limpieza y aseo	200.700	0	0	0	0	0	200.700
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	312.190	0	0	0	0	0	312.190
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	201.100	0	0	0	0	0	201.100
402	10	06	00	Condecoraciones, ofrendas y similares	350.250	0	0	0	0	0	350.250
402	10	07	00	Productos de seguridad en el trabajo	80.100	0	0	0	0	0	80.100
402	10	08	00	Materiales para equipos de computación	909.168	0	0	0	0	0	909.168
402	10	09	00	Especies timbradas y valores	15.000	0	0	0	0	0	15.000
402	10	11	00	Materiales eléctricos	228.900	0	0	0	0	0	228.900
402	10	12	00	Materiales para instalaciones sanitarias	35.060	0	0	0	0	0	35.060

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116245 260106000 INVESTIGACIÓN CIENTÍFICA Y TECNOLÓGICA DE LOS DELITOS DE MAYOR INCIDENCIA.

OBJETIVO DEL PROYECTO: APOYAR LAS POLÍTICAS DE ESTADO A TRAVÉS DE ESTRATEGIAS DIRIGIDAS A LA REDUCCIÓN DE DELITOS EN TODAS SUS MODALIDADES.

UNIDAD DE MEDIDA: ACTA / EXPEDIENTE **META:** 71.433

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260106001 DOTAR DE LOS RECURSOS MATERIALES, TECNOLÓGICOS Y FINANCIEROS A LAS UNIDADES MEDULARES, CON EL OBJETIVO DE INCREMENTAR LA CANTIDAD DE CASOS CONCLUIDOS.

UNIDAD DE MEDIDA: *EXPEDIENTE* **META:** 71.433

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	13	00	Materiales fotográficos	201.600	0	0	0	0	0	201.600
402	99	00	00	Otros materiales y suministros	1.762.200	0	0	0	0	0	1.762.200
402	99	01	00	Otros materiales y suministros	1.762.200	0	0	0	0	0	1.762.200
403	**00**	**00**	**00**	**Servicios no personales**	**32.580.391**	**0**	**0**	**0**	**0**	0	**32.580.391**
403	01	00	00	Alquileres de inmuebles	930.500	0	0	0	0	0	930.500
403	01	01	00	Alquileres de edificios y locales	930.500	0	0	0	0	0	930.500
403	02	00	00	Alquileres de maquinaria y equipos	50.000	0	0	0	0	0	50.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	06	00	00	Servicios de transporte y almacenaje	60.000	0	0	0	0	0	60.000
403	06	01	00	Fletes y embalajes	60.000	0	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.000	0	0	0	0	0	25.000
403	07	02	00	Imprenta y reproducción	25.000	0	0	0	0	0	25.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.660.000	0	0	0	0	0	1.660.000
403	08	01	00	Primas y gastos de seguros	1.500.000	0	0	0	0	0	1.500.000
403	08	02	00	Comisiones y gastos bancarios	160.000	0	0	0	0	0	160.000
403	09	00	00	Viáticos y pasajes	141.490	0	0	0	0	0	141.490
403	09	01	00	Viáticos y pasajes dentro del país	101.490	0	0	0	0	0	101.490
403	09	02	00	Viáticos y pasajes fuera del país	40.000	0	0	0	0	0	40.000
403	10	00	00	Servicios profesionales y técnicos	10.167.000	0	0	0	0	0	10.167.000
403	10	03	00	Servicios de procesamiento de datos	10.057.000	0	0	0	0	0	10.057.000
403	10	07	00	Servicios de capacitación y adiestramiento	110.000	0	0	0	0	0	110.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	5.490.000	0	0	0	0	0	5.490.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.300.000	0	0	0	0	0	2.300.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.200.000	0	0	0	0	0	1.200.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116245 260106000 INVESTIGACIÓN CIENTÍFICA Y TECNOLÓGICA DE LOS DELITOS DE MAYOR INCIDENCIA.

OBJETIVO DEL PROYECTO: APOYAR LAS POLÍTICAS DE ESTADO A TRAVÉS DE ESTRATEGIAS DIRIGIDAS A LA REDUCCIÓN DE DELITOS EN TODAS SUS MODALIDADES.

UNIDAD DE MEDIDA: ACTA / EXPEDIENTE **META:** 71.433

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260106001 DOTAR DE LOS RECURSOS MATERIALES, TECNOLÓGICOS Y FINANCIEROS A LAS UNIDADES MEDULARES, CON EL OBJETIVO DE INCREMENTAR LA CANTIDAD DE CASOS CONCLUIDOS.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 71.433

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	1.720.000	0	0	0	0	0	1.720.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	170.000	0	0	0	0	0	170.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	12	00	00	Conservación y reparaciones menores de obras	1.500.000	0	0	0	0	0	1.500.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.500.000	0	0	0	0	0	1.500.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.500.000	0	0	0	0	0	1.500.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.500.000	0	0	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	6.241.463	0	0	0	0	0	6.241.463
403	18	01	00	Impuesto al valor agregado	6.191.463	0	0	0	0	0	6.191.463
403	18	99	00	Otros impuestos indirectos	50.000	0	0	0	0	0	50.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	3.435.048	0	0	0	0	0	3.435.048
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	3.435.048	0	0	0	0	0	3.435.048
403	99	00	00	Otros servicios no personales	1.379.890	0	0	0	0	0	1.379.890
403	99	01	00	Otros servicios no personales	1.379.890	0	0	0	0	0	1.379.890
404	**00**	**00**	**00**	**Activos reales**	**18.876.250**	**0**	**0**	**0**	**0**	0	**18.876.250**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	137.050	0	0	0	0	0	137.050
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	37.050	0	0	0	0	0	37.050
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	100.000	0	0	0	0	0	100.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	2.021.200	0	0	0	0	0	2.021.200
404	05	01	00	Equipos de telecomunicaciones	2.021.200	0	0	0	0	0	2.021.200
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	100.000	0	0	0	0	0	100.000
404	07	01	00	Equipos científicos y de laboratorio	100.000	0	0	0	0	0	100.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	14.000.000	0	0	0	0	0	14.000.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	13.000.000	0	0	0	0	0	13.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116245 260106000 INVESTIGACIÓN CIENTÍFICA Y TECNOLÓGICA DE LOS DELITOS DE MAYOR INCIDENCIA.

OBJETIVO DEL PROYECTO: APOYAR LAS POLÍTICAS DE ESTADO A TRAVÉS DE ESTRATEGIAS DIRIGIDAS A LA REDUCCIÓN DE DELITOS EN TODAS SUS MODALIDADES.

UNIDAD DE MEDIDA: ACTA / EXPEDIENTE **META:** 71.433

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS (CICPC) **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260106001 DOTAR DE LOS RECURSOS MATERIALES, TECNOLÓGICOS Y FINANCIEROS A LAS UNIDADES MEDULARES, CON EL OBJETIVO DE INCREMENTAR LA CANTIDAD DE CASOS CONCLUIDOS.

UNIDAD DE MEDIDA: EXPEDIENTE **META:** 71.433

RESPONSABLE/EJECUTOR: CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS.

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	1.000.000	0	0	0	0	0	1.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.268.000	0	0	0	0	0	2.268.000
404	09	01	00	Mobiliario y equipos de oficina	926.000	0	0	0	0	0	926.000
404	09	02	00	Equipos de computación	667.000	0	0	0	0	0	667.000
404	09	03	00	Mobiliario y equipos de alojamiento	675.000	0	0	0	0	0	675.000
404	12	00	00	Activos intangibles	350.000	0	0	0	0	0	350.000
404	12	04	00	Paquetes y programas de computación	350.000	0	0	0	0	0	350.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**900.000**	**0**	**0**	**0**	**0**	0	**900.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	900.000	0	0	0	0	0	900.000
406	01	01	00	Gastos de defensa y seguridad del Estado	900.000	0	0	0	0	0	900.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**500.000**	**0**	**0**	**0**	**0**	0	**500.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	500.000	0	0	0	0	0	500.000
407	02	01	00	Transferencias corrientes al exterior	500.000	0	0	0	0	0	500.000
407	02	01	04	Transferencias corrientes a organismos internacionales	500.000	0	0	0	0	0	500.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**1.000.000**	**0**	**0**	**0**	**0**	0	**1.000.000**
411	11	00	00	Obligaciones de ejercicios anteriores	1.000.000	0	0	0	0	0	1.000.000
411	11	05	00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	1.000.000	0	0	0	0	0	1.000.000
				Totales	**739.594.515**	**0**	**0**	**0**	**0**	0	**739.594.515**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116238 260107000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL CENTRO DE SEGURIDAD Y ATENCIÓN DE EMERGENCIA 171 (CESAE 171) EN EL DISTRITO METROPOLITANO DE CARACAS.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA, POR MEDIO DEL TRABAJO COORDINADO CON LOS ORGANISMOS DE SEGURIDAD, SALUD Y RIESGO DEL ESTADO, A TRAVÉS DEL CENTRO DE LLAMADAS 171.

UNIDAD DE MEDIDA: EQUIPO

META: 110

RESPONSABLE/EJECUTOR: CENTRO DE SEGURIDAD Y ATENCIÓN DE EMERGENCIAS 171

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**26.400**	**0**	**0**	**0**	**0**	**0**	**26.400**
402	01	00	00	Productos alimenticios y agropecuarios	220	0	0	0	0	0	220
402	01	01	00	Alimentos y bebidas para personas	220	0	0	0	0	0	220
402	05	00	00	Productos de papel, cartón e impresos	21.910	0	0	0	0	0	21.910
402	05	01	00	Pulpa de madera, papel y cartón	1.995	0	0	0	0	0	1.995
402	05	03	00	Productos de papel y cartón para oficina	19.915	0	0	0	0	0	19.915
402	06	00	00	Productos químicos y derivados	1.298	0	0	0	0	0	1.298
402	06	08	00	Productos plásticos	1.298	0	0	0	0	0	1.298
402	08	00	00	Productos metálicos	140	0	0	0	0	0	140
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	140	0	0	0	0	0	140
402	10	00	00	Productos varios y útiles diversos	2.832	0	0	0	0	0	2.832
402	10	02	00	Materiales y útiles de limpieza y aseo	2.442	0	0	0	0	0	2.442
402	10	07	00	Productos de seguridad en el trabajo	90	0	0	0	0	0	90
402	10	11	00	Materiales eléctricos	300	0	0	0	0	0	300
403	**00**	**00**	**00**	**Servicios no personales**	**916.813**	**0**	**0**	**0**	**0**	**0**	**916.813**
403	04	00	00	Servicios básicos	100.000	0	0	0	0	0	100.000
403	04	04	00	Teléfonos	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	272.247	0	0	0	0	0	272.247
403	09	01	00	Viáticos y pasajes dentro del país	272.247	0	0	0	0	0	272.247
403	10	00	00	Servicios profesionales y técnicos	304.565	0	0	0	0	0	304.565
403	10	99	00	Otros servicios profesionales y técnicos	304.565	0	0	0	0	0	304.565
403	18	00	00	Impuestos indirectos	240.001	0	0	0	0	0	240.001
403	18	01	00	Impuesto al valor agregado	240.001	0	0	0	0	0	240.001
404	**00**	**00**	**00**	**Activos reales**	**1.056.787**	**0**	**0**	**0**	**0**	**0**	**1.056.787**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.056.787	0	0	0	0	0	1.056.787
404	09	02	00	Equipos de computación	1.056.787	0	0	0	0	0	1.056.787
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116238 260107000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL CENTRO DE SEGURIDAD Y ATENCIÓN DE EMERGENCIA 171 (CESAE 171) EN EL DISTRITO METROPOLITANO DE CARACAS.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA, POR MEDIO DEL TRABAJO COORDINADO CON LOS ORGANISMOS DE SEGURIDAD, SALUD Y RIESGO DEL ESTADO, A TRAVÉS DEL CENTRO DE LLAMADAS 171.

UNIDAD DE MEDIDA: EQUIPO

META: 110

RESPONSABLE/EJECUTOR: CENTRO DE SEGURIDAD Y ATENCIÓN DE EMERGENCIAS 171

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116238 260107000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL CENTRO DE SEGURIDAD Y ATENCIÓN DE EMERGENCIA 171 (CESAE 171) EN EL DISTRITO METROPOLITANO DE CARACAS.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA, POR MEDIO DEL TRABAJO COORDINADO CON LOS ORGANISMOS DE SEGURIDAD, SALUD Y RIESGO DEL ESTADO, A TRAVÉS DEL CENTRO DE LLAMADAS 171.

UNIDAD DE MEDIDA: EQUIPO **META:** 110

RESPONSABLE/EJECUTOR: CENTRO DE SEGURIDAD Y ATENCIÓN DE EMERGENCIAS 171 **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260107007 ADQUIRIR COMPONENTES TECNOLÓGICOS QUE PERMITAN LA ADECUACIÓN DE LOS EQUIPOS DE COMPUTACIÓN DE LA PLATAFORMA TECNOLÓGICA PARA LA PREVENCIÓN DEL DELITO Y ATENCIÓN DE EMERGENCIAS.

UNIDAD DE MEDIDA: EQUIPO **META:** 55

RESPONSABLE/EJECUTOR: CENTRO DE SEGURIDAD Y ATENCIÓN DE EMERGENCIA 171 DISTRITO METROPOLITANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**1.056.787**	**0**	**0**	**0**	**0**	0	**1.056.787**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.056.787	0	0	0	0	0	1.056.787
404	09	02	00	Equipos de computación	1.056.787	0	0	0	0	0	1.056.787
				Totales	**1.056.787**	**0**	**0**	**0**	**0**	0	**1.056.787**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116238 260107000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL CENTRO DE SEGURIDAD Y ATENCIÓN DE EMERGENCIA 171 (CESAE 171) EN EL DISTRITO METROPOLITANO DE CARACAS.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA, POR MEDIO DEL TRABAJO COORDINADO CON LOS ORGANISMOS DE SEGURIDAD, SALUD Y RIESGO DEL ESTADO, A TRAVÉS DEL CENTRO DE LLAMADAS 171.

UNIDAD DE MEDIDA: EQUIPO **META:** 110

RESPONSABLE/EJECUTOR: CENTRO DE SEGURIDAD Y ATENCIÓN DE EMERGENCIAS 171 **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260107008 ADQUISICIÓN DE LICENCIA QUE AUTORICEN EL FUNCIONAMIENTO Y PERMITA EL COMPLETO USO DE LOS SISTEMAS Y SOFTWARE DE COMPUTACIÓN.

UNIDAD DE MEDIDA: SOFTWARE **META:** 65

RESPONSABLE/EJECUTOR: CENTRO DE SEGURIDAD Y ATENCIÓN DE EMERGENCIA 171 DISTRITO METROPOLITANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**26.400**	**0**	**0**	**0**	**0**	0	**26.400**
402	01	00	00	Productos alimenticios y agropecuarios	220	0	0	0	0	0	220
402	01	01	00	Alimentos y bebidas para personas	220	0	0	0	0	0	220
402	05	00	00	Productos de papel, cartón e impresos	21.910	0	0	0	0	0	21.910
402	05	01	00	Pulpa de madera, papel y cartón	1.995	0	0	0	0	0	1.995
402	05	03	00	Productos de papel y cartón para oficina	19.915	0	0	0	0	0	19.915
402	06	00	00	Productos químicos y derivados	1.298	0	0	0	0	0	1.298
402	06	08	00	Productos plásticos	1.298	0	0	0	0	0	1.298
402	08	00	00	Productos metálicos	140	0	0	0	0	0	140
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	140	0	0	0	0	0	140
402	10	00	00	Productos varios y útiles diversos	2.832	0	0	0	0	0	2.832
402	10	02	00	Materiales y útiles de limpieza y aseo	2.442	0	0	0	0	0	2.442
402	10	07	00	Productos de seguridad en el trabajo	90	0	0	0	0	0	90
402	10	11	00	Materiales eléctricos	300	0	0	0	0	0	300
403	**00**	**00**	**00**	**Servicios no personales**	**916.813**	**0**	**0**	**0**	**0**	0	**916.813**
403	04	00	00	Servicios básicos	100.000	0	0	0	0	0	100.000
403	04	04	00	Teléfonos	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	272.247	0	0	0	0	0	272.247
403	09	01	00	Viáticos y pasajes dentro del país	272.247	0	0	0	0	0	272.247
403	10	00	00	Servicios profesionales y técnicos	304.565	0	0	0	0	0	304.565
403	10	99	00	Otros servicios profesionales y técnicos	304.565	0	0	0	0	0	304.565
403	18	00	00	Impuestos indirectos	240.001	0	0	0	0	0	240.001
403	18	01	00	Impuesto al valor agregado	240.001	0	0	0	0	0	240.001

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116238 260107000 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL CENTRO DE SEGURIDAD Y ATENCIÓN DE EMERGENCIA 171 (CESAE 171) EN EL DISTRITO METROPOLITANO DE CARACAS.

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA, POR MEDIO DEL TRABAJO COORDINADO CON LOS ORGANISMOS DE SEGURIDAD, SALUD Y RIESGO DEL ESTADO, A TRAVÉS DEL CENTRO DE LLAMADAS 171.

UNIDAD DE MEDIDA: EQUIPO **META:** 110

RESPONSABLE/EJECUTOR: CENTRO DE SEGURIDAD Y ATENCIÓN DE EMERGENCIAS 171 **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260107008 ADQUISICIÓN DE LICENCIA QUE AUTORICEN EL FUNCIONAMIENTO Y PERMITA EL COMPLETO USO DE LOS SISTEMAS Y SOFTWARE DE COMPUTACIÓN.

UNIDAD DE MEDIDA: SOFTWARE **META:** 65

RESPONSABLE/EJECUTOR: CENTRO DE SEGURIDAD Y ATENCIÓN DE EMERGENCIA 171 DISTRITO METROPOLITANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**943.213**	**0**	**0**	**0**	**0**	0	**943.213**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116231 260108000 SISTEMA DE PREVENCIÒN INTEGRAL PARA EL BUEN VIVIR

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 106.380 **FEMENINO:** 74.466 **MASCULINO:** 31.914

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**20.746.056**	**0**	**0**	**0**	**0**	**0**	**20.746.056**
401	01	00	00	Sueldos, salarios y otras retribuciones	8.656.899	0	0	0	0	0	8.656.899
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.105.360	0	0	0	0	0	2.105.360
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	471.280	0	0	0	0	0	471.280
401	01	18	00	Remuneraciones al personal contratado	6.080.259	0	0	0	0	0	6.080.259
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	3.907.555	0	0	0	0	0	3.907.555
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.181.006	0	0	0	0	0	3.181.006
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	726.549	0	0	0	0	0	726.549
401	03	00	00	Primas	197.293	0	0	0	0	0	197.293
401	03	03	00	Primas por hogar a empleados	22.800	0	0	0	0	0	22.800
401	03	08	00	Primas de profesionalización a empleados	166.653	0	0	0	0	0	[illegible].653
401	03	18	00	Primas por hogar a obreros	5.520	0	0	0	0	0	5.520
401	03	22	00	Primas de profesionalización a obreros	2.320	0	0	0	0	0	2.320
401	04	00	00	Complementos de sueldos y salarios	3.953.520	0	0	0	0	0	3.953.520
401	04	08	00	Bono compensatorio de alimentación a empleados	1.299.600	0	0	0	0	0	1.299.600
401	04	18	00	Bono compensatorio de alimentación a obreros	314.640	0	0	0	0	0	314.640
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.339.280	0	0	0	0	0	2.339.280
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.487.221	0	0	0	0	0	1.487.221
401	05	01	00	Aguinaldos a empleados	475.435	0	0	0	0	0	475.435
401	05	03	00	Bono vacacional a empleados	252.203	0	0	0	0	0	252.203
401	05	04	00	Aguinaldos a obreros	104.638	0	0	0	0	0	104.638
401	05	06	00	Bono vacacional a obreros	55.507	0	0	0	0	0	55.507
401	05	07	00	Aguinaldos al personal contratado	500.900	0	0	0	0	0	500.900
401	05	08	00	Bono vacacional al personal contratado	98.538	0	0	0	0	0	98.538
401	06	00	00	Aportes patronales y legales	869.761	0	0	0	0	0	869.761
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	250.839	0	0	0	0	0	250.839
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	68.163	0	0	0	0	0	68.163
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	45.260	0	0	0	0	0	45.260

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116231 260108000 SISTEMA DE PREVENCIÒN INTEGRAL PARA EL BUEN VIVIR

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 106.380 **FEMENINO:** 74.466 **MASCULINO:** 31.914

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	45.260	0	0	0	0	0	45.260
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	55.207	0	0	0	0	0	55.207
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	15.002	0	0	0	0	0	15.002
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	9.962	0	0	0	0	0	9.962
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	9.962	0	0	0	0	0	9.962
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	271.964	0	0	0	0	0	271.964
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	49.071	0	0	0	0	0	49.071
401	06	95	00	Otros aportes legales por personal contratado	49.071	0	0	0	0	0	49.071
401	07	00	00	Asistencia socio-económica	415.823	0	0	0	0	0	415.823
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	340.814	0	0	0	0	0	340.814
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	75.009	0	0	0	0	0	75.009
401	08	00	00	Prestaciones sociales e indemnizaciones	1.257.984	0	0	0	0	0	1.257.984
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	586.304	0	0	0	0	0	586.304
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	129.039	0	0	0	0	0	129.039
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	542.641	0	0	0	0	0	542.641
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.254.330**	**0**	**0**	**0**	**0**	**0**	**2.254.330**
402	01	00	00	Productos alimenticios y agropecuarios	550.000	0	0	0	0	0	550.000
402	01	01	00	Alimentos y bebidas para personas	550.000	0	0	0	0	0	550.000
402	03	00	00	Textiles y vestuarios	262.500	0	0	0	0	0	262.500
402	03	01	00	Textiles	168.000	0	0	0	0	0	168.000
402	03	02	00	Prendas de vestir	94.500	0	0	0	0	0	94.500
402	04	00	00	Productos de cuero y caucho	52.000	0	0	0	0	0	52.000
402	04	03	00	Cauchos y tripas para vehículos	52.000	0	0	0	0	0	52.000
402	05	00	00	Productos de papel, cartón e impresos	176.250	0	0	0	0	0	176.250
402	05	01	00	Pulpa de madera, papel y cartón	55.000	0	0	0	0	0	55.000
402	05	02	00	Envases y cajas de papel y cartón	49.000	0	0	0	0	0	49.000
402	05	03	00	Productos de papel y cartón para oficina	72.250	0	0	0	0	0	72.250
402	06	00	00	Productos químicos y derivados	75.000	0	0	0	0	0	75.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116231 260108000 SISTEMA DE PREVENCIÓN INTEGRAL PARA EL BUEN VIVIR

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 106.380 **FEMENINO:** 74.466 **MASCULINO:** 31.914

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	17.000	0	0	0	0	0	17.000
402	06	06	00	Combustibles y lubricantes	8.000	0	0	0	0	0	8.000
402	06	08	00	Productos plásticos	50.000	0	0	0	0	0	50.000
402	08	00	00	Productos metálicos	62.000	0	0	0	0	0	62.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	62.000	0	0	0	0	0	62.000
402	09	00	00	Productos de madera	9.000	0	0	0	0	0	9.000
402	09	01	00	Productos primarios de madera	9.000	0	0	0	0	0	9.000
402	10	00	00	Productos varios y útiles diversos	1.062.580	0	0	0	0	0	1.062.580
402	10	01	00	Artículos de deporte, recreación y juguetes	484.000	0	0	0	0	0	484.000
402	10	02	00	Materiales y útiles de limpieza y aseo	129.288	0	0	0	0	0	129.288
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	63.130	0	0	0	0	0	63.130
402	10	06	00	Condecoraciones, ofrendas y similares	177.500	0	0	0	0	0	177.500
402	10	08	00	Materiales para equipos de computación	208.662	0	0	0	0	0	208.662
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.263.655**	**0**	**0**	**0**	**0**	**0**	**1.263.655**
403	07	00	00	Servicios de información, impresión y relaciones públicas	145.920	0	0	0	0	0	145.920
403	07	02	00	Imprenta y reproducción	145.920	0	0	0	0	0	145.920
403	09	00	00	Viáticos y pasajes	330.000	0	0	0	0	0	330.000
403	09	01	00	Viáticos y pasajes dentro del país	330.000	0	0	0	0	0	330.000
403	10	00	00	Servicios profesionales y técnicos	60.454	0	0	0	0	0	60.454
403	10	02	00	Servicios de contabilidad y auditoría	60.454	0	0	0	0	0	60.454
403	12	00	00	Conservación y reparaciones menores de obras	150.000	0	0	0	0	0	150.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	150.000	0	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	343.234	0	0	0	0	0	343.234
403	18	01	00	Impuesto al valor agregado	343.234	0	0	0	0	0	343.234
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	12.367	0	0	0	0	0	12.367
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	12.367	0	0	0	0	0	12.367
403	99	00	00	Otros servicios no personales	221.680	0	0	0	0	0	221.680

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116231 260108000 SISTEMA DE PREVENCIÒN INTEGRAL PARA EL BUEN VIVIR

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 106.380 **FEMENINO:** 74.466 **MASCULINO:** 31.914

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	221.680	0	0	0	0	0	221.680
				Totales	**24.264.041**	**0**	**0**	**0**	**0**	**0**	**24.264.041**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116231 260108000 SISTEMA DE PREVENCIÓN INTEGRAL PARA EL BUEN VIVIR

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 106.380 **FEMENINO:** 74.466 **MASCULINO:** 31.914

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116231 260108000 SISTEMA DE PREVENCIÒN INTEGRAL PARA EL BUEN VIVIR

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 106.380 **FEMENINO:** 74.466 **MASCULINO:** 31.914

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260108001 PREVENIR EN EDUCACIÓN LA NUEVA ESTRUCTURA DEL SISTEMA EDUCATIVO EN LOS DIFERENTES SUBSISTEMAS, ESPECÍFICAMENTE EDUCACIÓN PRIMARIA, MEDIA GENERAL, MEDIA TÉCNICA Y SUBSISTEMA DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: ALUMNO ATENDIDO **META:** 40.500

RESPONSABLE/EJECUTOR: DIRECCIÒN GENERAL DE PREVENCIÒN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.185.697**	**0**	**0**	**0**	**0**	0	**5.185.697**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.164.224	0	0	0	0	0	2.164.224
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	526.340	0	0	0	0	0	526.340
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	117.820	0	0	0	0	0	117.820
401	01	18	00	Remuneraciones al personal contratado	1.520.064	0	0	0	0	0	1.520.064
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	976.890	0	0	0	0	0	976.890
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	795.252	0	0	0	0	0	795.252
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	181.638	0	0	0	0	0	181.638
401	03	00	00	Primas	49.321	0	0	0	0	0	49.321
401	03	03	00	Primas por hogar a empleados	5.700	0	0	0	0	0	5.700
401	03	08	00	Primas de profesionalización a empleados	41.661	0	0	0	0	0	41.661
401	03	18	00	Primas por hogar a obreros	1.380	0	0	0	0	0	1.380
401	03	22	00	Primas de profesionalización a obreros	580	0	0	0	0	0	580
401	04	00	00	Complementos de sueldos y salarios	988.380	0	0	0	0	0	988.380
401	04	08	00	Bono compensatorio de alimentación a empleados	324.900	0	0	0	0	0	324.900
401	04	18	00	Bono compensatorio de alimentación a obreros	78.660	0	0	0	0	0	78.660
401	04	26	00	Bono compensatorio de alimentación al personal contratado	584.820	0	0	0	0	0	584.820
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	371.153	0	0	0	0	0	371.153
401	05	01	00	Aguinaldos a empleados	118.858	0	0	0	0	0	118.858
401	05	03	00	Bono vacacional a empleados	62.074	0	0	0	0	0	62.074
401	05	04	00	Aguinaldos a obreros	26.158	0	0	0	0	0	26.158
401	05	06	00	Bono vacacional a obreros	14.215	0	0	0	0	0	14.215
401	05	07	00	Aguinaldos al personal contratado	125.222	0	0	0	0	0	125.222
401	05	08	00	Bono vacacional al personal contratado	24.626	0	0	0	0	0	24.626

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116231 260108000 SISTEMA DE PREVENCIÓN INTEGRAL PARA EL BUEN VIVIR

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 106.380 **FEMENINO:** 74.466 **MASCULINO:** 31.914

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260108001 PREVENIR EN EDUCACIÓN LA NUEVA ESTRUCTURA DEL SISTEMA EDUCATIVO EN LOS DIFERENTES SUBSISTEMAS, ESPECÍFICAMENTE EDUCACIÓN PRIMARIA, MEDIA GENERAL, MEDIA TÉCNICA Y SUBSISTEMA DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: *ALUMNO ATENDIDO* **META:** 40.500

RESPONSABLE/EJECUTOR: DIRECCIÒN GENERAL DE PREVENCIÒN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	217.279	0	0	0	0	0	217.279
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	62.709	0	0	0	0	0	62.709
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	17.043	0	0	0	0	0	17.043
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	11.312	0	0	0	0	0	11.312
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	11.312	0	0	0	0	0	11.312
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	13.801	0	0	0	0	0	13.801
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.752	0	0	0	0	0	3.752
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.414	0	0	0	0	0	2.414
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	2.414	0	0	0	0	0	2.414
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	67.988	0	0	0	0	0	67.988
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	12.267	0	0	0	0	0	12.267
401	06	95	00	Otros aportes legales por personal contratado	12.267	0	0	0	0	0	12.267
401	07	00	00	Asistencia socio-económica	103.955	0	0	0	0	0	103.955
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	85.202	0	0	0	0	0	85.202
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	18.753	0	0	0	0	0	18.753
401	08	00	00	Prestaciones sociales e indemnizaciones	314.495	0	0	0	0	0	314.495
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	146.576	0	0	0	0	0	146.576
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	32.259	0	0	0	0	0	32.259
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	135.660	0	0	0	0	0	135.660
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**823.248**	**0**	**0**	**0**	**0**	0	**823.248**
402	01	00	00	Productos alimenticios y agropecuarios	100.000	0	0	0	0	0	100.000
402	01	01	00	Alimentos y bebidas para personas	100.000	0	0	0	0	0	100.000
402	03	00	00	Textiles y vestuarios	223.000	0	0	0	0	0	223.000
402	03	01	00	Textiles	150.000	0	0	0	0	0	150.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116231 260108000 SISTEMA DE PREVENCIÒN INTEGRAL PARA EL BUEN VIVIR

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 106.380 **FEMENINO:** 74.466 **MASCULINO:** 31.914

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260108001 PREVENIR EN EDUCACIÓN LA NUEVA ESTRUCTURA DEL SISTEMA EDUCATIVO EN LOS DIFERENTES SUBSISTEMAS, ESPECÍFICAMENTE EDUCACIÓN PRIMARIA, MEDIA GENERAL, MEDIA TÉCNICA Y SUBSISTEMA DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: ALUMNO ATENDIDO **META:** 40.500

RESPONSABLE/EJECUTOR: DIRECCIÒN GENERAL DE PREVENCIÒN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	02	00	Prendas de vestir	73.000	0	0	0	0	0	73.000
402	04	00	00	Productos de cuero y caucho	7.000	0	0	0	0	0	7.000
402	04	03	00	Cauchos y tripas para vehículos	7.000	0	0	0	0	0	7.000
402	05	00	00	Productos de papel, cartón e impresos	95.000	0	0	0	0	0	95.000
402	05	01	00	Pulpa de madera, papel y cartón	25.000	0	0	0	0	0	25.000
402	05	02	00	Envases y cajas de papel y cartón	35.000	0	0	0	0	0	35.000
402	05	03	00	Productos de papel y cartón para oficina	35.000	0	0	0	0	0	35.000
402	06	00	00	Productos químicos y derivados	6.000	0	0	0	0	0	6.000
402	06	08	00	Productos plásticos	6.000	0	0	0	0	0	6.000
402	08	00	00	Productos metálicos	20.000	0	0	0	0	0	20.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	372.248	0	0	0	0	0	372.248
402	10	01	00	Artículos de deporte, recreación y juguetes	150.000	0	0	0	0	0	150.000
402	10	02	00	Materiales y útiles de limpieza y aseo	98.288	0	0	0	0	0	98.288
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	31.130	0	0	0	0	0	31.130
402	10	08	00	Materiales para equipos de computación	92.830	0	0	0	0	0	92.830
403	**00**	**00**	**00**	**Servicios no personales**	**199.207**	**0**	**0**	**0**	**0**	0	**199.207**
403	07	00	00	Servicios de información, impresión y relaciones públicas	129.490	0	0	0	0	0	129.490
403	07	02	00	Imprenta y reproducción	129.490	0	0	0	0	0	129.490
403	09	00	00	Viáticos y pasajes	34.000	0	0	0	0	0	34.000
403	09	01	00	Viáticos y pasajes dentro del país	34.000	0	0	0	0	0	34.000
403	18	00	00	Impuestos indirectos	23.350	0	0	0	0	0	23.350
403	18	01	00	Impuesto al valor agregado	23.350	0	0	0	0	0	23.350
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	12.367	0	0	0	0	0	12.367

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116231 260108000 SISTEMA DE PREVENCIÓN INTEGRAL PARA EL BUEN VIVIR

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 106.380 **FEMENINO:** 74.466 **MASCULINO:** 31.914

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260108001 PREVENIR EN EDUCACIÓN LA NUEVA ESTRUCTURA DEL SISTEMA EDUCATIVO EN LOS DIFERENTES SUBSISTEMAS, ESPECÍFICAMENTE EDUCACIÓN PRIMARIA, MEDIA GENERAL, MEDIA TÉCNICA Y SUBSISTEMA DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: *ALUMNO ATENDIDO* **META:** 40.500

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	12.367	0	0	0	0	0	12.367
				Totales	**6.208.152**	**0**	**0**	**0**	**0**	0	**6.208.152**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116231 260108000 SISTEMA DE PREVENCIÓN INTEGRAL PARA EL BUEN VIVIR

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 106.380 **FEMENINO:** 74.466 **MASCULINO:** 31.914

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260108002 BRINDAR ATENCIÓN INTEGRAL A LA COMUNIDAD

UNIDAD DE MEDIDA: PROMOTOR SOCIAL **META:** 2.429

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.779.384**	**0**	**0**	**0**	**0**	0	**7.779.384**
401	01	00	00	Sueldos, salarios y otras retribuciones	3.246.336	0	0	0	0	0	3.246.336
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	789.510	0	0	0	0	0	789.510
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	176.730	0	0	0	0	0	176.730
401	01	18	00	Remuneraciones al personal contratado	2.280.096	0	0	0	0	0	2.280.096
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.465.335	0	0	0	0	0	1.465.335
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.192.878	0	0	0	0	0	1.192.878
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	272.457	0	0	0	0	0	272.457
401	03	00	00	Primas	73.986	0	0	0	0	0	73.986
401	03	03	00	Primas por hogar a empleados	8.550	0	0	0	0	0	8.550
401	03	08	00	Primas de profesionalización a empleados	62.496	0	0	0	0	0	62.496
401	03	18	00	Primas por hogar a obreros	2.070	0	0	0	0	0	2.070
401	03	22	00	Primas de profesionalización a obreros	870	0	0	0	0	0	870
401	04	00	00	Complementos de sueldos y salarios	1.482.570	0	0	0	0	0	1.482.570
401	04	08	00	Bono compensatorio de alimentación a empleados	487.350	0	0	0	0	0	487.350
401	04	18	00	Bono compensatorio de alimentación a obreros	117.990	0	0	0	0	0	117.990
401	04	26	00	Bono compensatorio de alimentación al personal contratado	877.230	0	0	0	0	0	877.230
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	557.538	0	0	0	0	0	557.538
401	05	01	00	Aguinaldos a empleados	178.287	0	0	0	0	0	178.287
401	05	03	00	Bono vacacional a empleados	94.575	0	0	0	0	0	94.575
401	05	04	00	Aguinaldos a obreros	39.240	0	0	0	0	0	39.240
401	05	06	00	Bono vacacional a obreros	20.646	0	0	0	0	0	20.646
401	05	07	00	Aguinaldos al personal contratado	187.839	0	0	0	0	0	187.839
401	05	08	00	Bono vacacional al personal contratado	36.951	0	0	0	0	0	36.951

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116231 260108000 SISTEMA DE PREVENCIÓN INTEGRAL PARA EL BUEN VIVIR

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 106.380 **FEMENINO:** 74.466 **MASCULINO:** 31.914

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260108002 BRINDAR ATENCIÓN INTEGRAL A LA COMUNIDAD

UNIDAD DE MEDIDA: *PROMOTOR SOCIAL* **META:** 2.429

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	325.941	0	0	0	0	0	325.941
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	94.065	0	0	0	0	0	94.065
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	25.560	0	0	0	0	0	25.560
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	16.974	0	0	0	0	0	16.974
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	16.974	0	0	0	0	0	16.974
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	20.703	0	0	0	0	0	20.703
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	5.625	0	0	0	0	0	5.625
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	3.624	0	0	0	0	0	3.624
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	3.624	0	0	0	0	0	3.624
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	101.988	0	0	0	0	0	101.988
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	18.402	0	0	0	0	0	18.402
401	06	95	00	Otros aportes legales por personal contratado	18.402	0	0	0	0	0	18.402
401	07	00	00	Asistencia socio-económica	155.934	0	0	0	0	0	155.934
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	127.806	0	0	0	0	0	127.806
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	28.128	0	0	0	0	0	28.128
401	08	00	00	Prestaciones sociales e indemnizaciones	471.744	0	0	0	0	0	471.744
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	219.864	0	0	0	0	0	219.864
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	48.390	0	0	0	0	0	48.390
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	203.490	0	0	0	0	0	203.490
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**611.750**	**0**	**0**	**0**	**0**	0	**611.750**
402	01	00	00	Productos alimenticios y agropecuarios	175.000	0	0	0	0	0	175.000
402	01	01	00	Alimentos y bebidas para personas	175.000	0	0	0	0	0	175.000
402	03	00	00	Textiles y vestuarios	32.000	0	0	0	0	0	32.000
402	03	01	00	Textiles	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116231 260108000 SISTEMA DE PREVENCIÒN INTEGRAL PARA EL BUEN VIVIR

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 106.380 **FEMENINO:** 74.466 **MASCULINO:** 31.914

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260108002 BRINDAR ATENCIÓN INTEGRAL A LA COMUNIDAD

UNIDAD DE MEDIDA: PROMOTOR SOCIAL **META:** 2.429

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	02	00	Prendas de vestir	17.000	0	0	0	0	0	17.000
402	04	00	00	Productos de cuero y caucho	23.000	0	0	0	0	0	23.000
402	04	03	00	Cauchos y tripas para vehículos	23.000	0	0	0	0	0	23.000
402	05	00	00	Productos de papel, cartón e impresos	52.750	0	0	0	0	0	52.750
402	05	01	00	Pulpa de madera, papel y cartón	15.000	0	0	0	0	0	15.000
402	05	02	00	Envases y cajas de papel y cartón	13.000	0	0	0	0	0	13.000
402	05	03	00	Productos de papel y cartón para oficina	24.750	0	0	0	0	0	24.750
402	06	00	00	Productos químicos y derivados	53.000	0	0	0	0	0	53.000
402	06	03	00	Tintas, pinturas y colorantes	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	4.000	0	0	0	0	0	4.000
402	06	08	00	Productos plásticos	39.000	0	0	0	0	0	39.000
402	08	00	00	Productos metálicos	32.000	0	0	0	0	0	32.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	32.000	0	0	0	0	0	32.000
402	09	00	00	Productos de madera	9.000	0	0	0	0	0	9.000
402	09	01	00	Productos primarios de madera	9.000	0	0	0	0	0	9.000
402	10	00	00	Productos varios y útiles diversos	230.000	0	0	0	0	0	230.000
402	10	01	00	Artículos de deporte, recreación y juguetes	90.000	0	0	0	0	0	90.000
402	10	02	00	Materiales y útiles de limpieza y aseo	28.000	0	0	0	0	0	28.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	27.000	0	0	0	0	0	27.000
402	10	08	00	Materiales para equipos de computación	85.000	0	0	0	0	0	85.000
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**393.558**	**0**	**0**	**0**	**0**	0	**393.558**
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.500	0	0	0	0	0	10.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA
PROYECTO: 116231 260108000 SISTEMA DE PREVENCIÒN INTEGRAL PARA EL BUEN VIVIR

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 106.380 **FEMENINO:** 74.466 **MASCULINO:** 31.914

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260108002 BRINDAR ATENCIÓN INTEGRAL A LA COMUNIDAD

UNIDAD DE MEDIDA: *PROMOTOR SOCIAL* **META:** 2.429

RESPONSABLE/EJECUTOR: DIRECCIÒN GENERAL DE PREVENCIÒN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	10.500	0	0	0	0	0	10.500
403	09	00	00	Viáticos y pasajes	178.000	0	0	0	0	0	178.000
403	09	01	00	Viáticos y pasajes dentro del país	178.000	0	0	0	0	0	178.000
403	10	00	00	Servicios profesionales y técnicos	40.454	0	0	0	0	0	40.454
403	10	02	00	Servicios de contabilidad y auditoría	40.454	0	0	0	0	0	40.454
403	12	00	00	Conservación y reparaciones menores de obras	75.000	0	0	0	0	0	75.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	75.000	0	0	0	0	0	75.000
403	18	00	00	Impuestos indirectos	89.604	0	0	0	0	0	89.604
403	18	01	00	Impuesto al valor agregado	89.604	0	0	0	0	0	89.604
				Totales	**8.784.692**	**0**	**0**	**0**	**0**	0	**8.784.692**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116231 260108000 SISTEMA DE PREVENCIÒN INTEGRAL PARA EL BUEN VIVIR

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 106.380 **FEMENINO:** 74.466 **MASCULINO:** 31.914

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260108003 PROMOVER ACCIONES EN PREVENCIÒN, REPRESIÓN Y SANCIÓN DEL DELITO DE TRATA DE PERSONAS Y LA ASISTENCIA INTEGRAL A LAS VICTIMAS

UNIDAD DE MEDIDA: TALLER / PROGRAMA **META:** 46.241

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.186.256**	**0**	**0**	**0**	**0**	0	**5.186.256**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.164.224	0	0	0	0	0	2.164.224
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	526.340	0	0	0	0	0	526.340
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	117.820	0	0	0	0	0	117.820
401	01	18	00	Remuneraciones al personal contratado	1.520.064	0	0	0	0	0	1.520.064
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	976.890	0	0	0	0	0	976.890
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	795.252	0	0	0	0	0	795.252
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	181.638	0	0	0	0	0	181.638
401	03	00	00	Primas	49.324	0	0	0	0	0	49.324
401	03	03	00	Primas por hogar a empleados	5.700	0	0	0	0	0	5.700
401	03	08	00	Primas de profesionalización a empleados	41.664	0	0	0	0	0	41.664
401	03	18	00	Primas por hogar a obreros	1.380	0	0	0	0	0	1.380
401	03	22	00	Primas de profesionalización a obreros	580	0	0	0	0	0	580
401	04	00	00	Complementos de sueldos y salarios	988.380	0	0	0	0	0	988.380
401	04	08	00	Bono compensatorio de alimentación a empleados	324.900	0	0	0	0	0	324.900
401	04	18	00	Bono compensatorio de alimentación a obreros	78.660	0	0	0	0	0	78.660
401	04	26	00	Bono compensatorio de alimentación al personal contratado	584.820	0	0	0	0	0	584.820
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	371.692	0	0	0	0	0	371.692
401	05	01	00	Aguinaldos a empleados	118.858	0	0	0	0	0	118.858
401	05	03	00	Bono vacacional a empleados	63.050	0	0	0	0	0	63.050
401	05	04	00	Aguinaldos a obreros	26.160	0	0	0	0	0	26.160
401	05	06	00	Bono vacacional a obreros	13.764	0	0	0	0	0	13.764
401	05	07	00	Aguinaldos al personal contratado	125.226	0	0	0	0	0	125.226
401	05	08	00	Bono vacacional al personal contratado	24.634	0	0	0	0	0	24.634

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116231 260108000 SISTEMA DE PREVENCIÒN INTEGRAL PARA EL BUEN VIVIR

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 106.380 **FEMENINO:** 74.466 **MASCULINO:** 31.914

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260108003 PROMOVER ACCIONES EN PREVENCIÓN, REPRESIÓN Y SANCIÓN DEL DELITO DE TRATA DE PERSONAS Y LA ASISTENCIA INTEGRAL A LAS VICTIMAS

UNIDAD DE MEDIDA: *TALLER / PROGRAMA* **META:** 46.241

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	217.294	0	0	0	0	0	217.294
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	62.710	0	0	0	0	0	62.710
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	17.040	0	0	0	0	0	17.040
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	11.316	0	0	0	0	0	11.316
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	11.316	0	0	0	0	0	11.316
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	13.802	0	0	0	0	0	13.802
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	3.750	0	0	0	0	0	3.750
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	2.416	0	0	0	0	0	2.416
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	2.416	0	0	0	0	0	2.416
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	67.992	0	0	0	0	0	67.992
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	12.268	0	0	0	0	0	12.268
401	06	95	00	Otros aportes legales por personal contratado	12.268	0	0	0	0	0	12.268
401	07	00	00	Asistencia socio-económica	103.956	0	0	0	0	0	103.956
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	85.204	0	0	0	0	0	85.204
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	18.752	0	0	0	0	0	18.752
401	08	00	00	Prestaciones sociales e indemnizaciones	314.496	0	0	0	0	0	314.496
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	146.576	0	0	0	0	0	146.576
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	32.260	0	0	0	0	0	32.260
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	135.660	0	0	0	0	0	135.660
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**690.332**	**0**	**0**	**0**	**0**	0	**690.332**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	0	200.000
402	03	00	00	Textiles y vestuarios	7.500	0	0	0	0	0	7.500
402	03	01	00	Textiles	3.000	0	0	0	0	0	3.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116231 260108000 SISTEMA DE PREVENCIÓN INTEGRAL PARA EL BUEN VIVIR

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 106.380 **FEMENINO:** 74.466 **MASCULINO:** 31.914

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260108003 PROMOVER ACCIONES EN PREVENCIÓN, REPRESIÓN Y SANCIÓN DEL DELITO DE TRATA DE PERSONAS Y LA ASISTENCIA INTEGRAL A LAS VICTIMAS

UNIDAD DE MEDIDA: TALLER / PROGRAMA **META:** 46.241

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	02	00	Prendas de vestir	4.500	0	0	0	0	0	4.500
402	04	00	00	Productos de cuero y caucho	15.000	0	0	0	0	0	15.000
402	04	03	00	Cauchos y tripas para vehículos	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	15.500	0	0	0	0	0	15.500
402	05	01	00	Pulpa de madera, papel y cartón	5.000	0	0	0	0	0	5.000
402	05	02	00	Envases y cajas de papel y cartón	1.000	0	0	0	0	0	1.000
402	05	03	00	Productos de papel y cartón para oficina	9.500	0	0	0	0	0	9.500
402	06	00	00	Productos químicos y derivados	16.000	0	0	0	0	0	16.000
402	06	03	00	Tintas, pinturas y colorantes	7.000	0	0	0	0	0	7.000
402	06	06	00	Combustibles y lubricantes	4.000	0	0	0	0	0	4.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	436.332	0	0	0	0	0	436.332
402	10	01	00	Artículos de deporte, recreación y juguetes	220.000	0	0	0	0	0	220.000
402	10	02	00	Materiales y útiles de limpieza y aseo	3.000	0	0	0	0	0	3.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.000	0	0	0	0	0	5.000
402	10	06	00	Condecoraciones, ofrendas y similares	177.500	0	0	0	0	0	177.500
402	10	08	00	Materiales para equipos de computación	30.832	0	0	0	0	0	30.832
403	**00**	**00**	**00**	**Servicios no personales**	**281.420**	**0**	**0**	**0**	**0**	0	**281.420**
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.930	0	0	0	0	0	5.930
403	07	02	00	Imprenta y reproducción	5.930	0	0	0	0	0	5.930
403	09	00	00	Viáticos y pasajes	118.000	0	0	0	0	0	118.000
403	09	01	00	Viáticos y pasajes dentro del país	118.000	0	0	0	0	0	118.000
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	02	00	Servicios de contabilidad y auditoría	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116231 260108000 SISTEMA DE PREVENCIÓN INTEGRAL PARA EL BUEN VIVIR

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 106.380 **FEMENINO:** 74.466 **MASCULINO:** 31.914

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260108003 PROMOVER ACCIONES EN PREVENCIÓN, REPRESIÓN Y SANCIÓN DEL DELITO DE TRATA DE PERSONAS Y LA ASISTENCIA INTEGRAL A LAS VICTIMAS

UNIDAD DE MEDIDA: TALLER / PROGRAMA **META:** 46.241

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	00	00	Conservación y reparaciones menores de obras	75.000	0	0	0	0	0	75.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	75.000	0	0	0	0	0	75.000
403	18	00	00	Impuestos indirectos	62.490	0	0	0	0	0	62.490
403	18	01	00	Impuesto al valor agregado	62.490	0	0	0	0	0	62.490
				Totales	**6.158.008**	**0**	**0**	**0**	**0**	0	**6.158.008**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116231 260108000 SISTEMA DE PREVENCIÒN INTEGRAL PARA EL BUEN VIVIR

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 106.380 **FEMENINO:** 74.466 **MASCULINO:** 31.914

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260108004 RELIZAR PROCESOS DE INVESTIGACIÓN CRIMINOLÓGICAS QUE PERMITAN DISEÑAR, CREAR Y EVALUAR POLÍTICAS PÚBLICAS EN MATERIA DE PREVENCIÓN INTEGRAL Y SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.594.719**	**0**	**0**	**0**	**0**	0	**2.594.719**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.082.115	0	0	0	0	0	1.082.115
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	263.170	0	0	0	0	0	263.170
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	58.910	0	0	0	0	0	58.910
401	01	18	00	Remuneraciones al personal contratado	760.035	0	0	0	0	0	760.035
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	488.440	0	0	0	0	0	488.440
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	397.624	0	0	0	0	0	397.624
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	90.816	0	0	0	0	0	90.816
401	03	00	00	Primas	24.662	0	0	0	0	0	24.662
401	03	03	00	Primas por hogar a empleados	2.850	0	0	0	0	0	2.850
401	03	08	00	Primas de profesionalización a empleados	20.832	0	0	0	0	0	20.832
401	03	18	00	Primas por hogar a obreros	690	0	0	0	0	0	690
401	03	22	00	Primas de profesionalización a obreros	290	0	0	0	0	0	290
401	04	00	00	Complementos de sueldos y salarios	494.190	0	0	0	0	0	494.190
401	04	08	00	Bono compensatorio de alimentación a empleados	162.450	0	0	0	0	0	162.450
401	04	18	00	Bono compensatorio de alimentación a obreros	39.330	0	0	0	0	0	39.330
401	04	26	00	Bono compensatorio de alimentación al personal contratado	292.410	0	0	0	0	0	292.410
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	186.838	0	0	0	0	0	186.838
401	05	01	00	Aguinaldos a empleados	59.432	0	0	0	0	0	59.432
401	05	03	00	Bono vacacional a empleados	32.504	0	0	0	0	0	32.504
401	05	04	00	Aguinaldos a obreros	13.080	0	0	0	0	0	13.080
401	05	06	00	Bono vacacional a obreros	6.882	0	0	0	0	0	6.882
401	05	07	00	Aguinaldos al personal contratado	62.613	0	0	0	0	0	62.613
401	05	08	00	Bono vacacional al personal contratado	12.327	0	0	0	0	0	12.327

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116231 260108000 SISTEMA DE PREVENCIÒN INTEGRAL PARA EL BUEN VIVIR

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 106.380 **FEMENINO:** 74.466 **MASCULINO:** 31.914

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260108004 RELIZAR PROCESOS DE INVESTIGACIÓN CRIMINOLÓGICAS QUE PERMITAN DISEÑAR, CREAR Y EVALUAR POLÍTICAS PÚBLICAS EN MATERIA DE PREVENCIÓN INTEGRAL Y SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	109.247	0	0	0	0	0	109.247
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	31.355	0	0	0	0	0	31.355
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	8.520	0	0	0	0	0	8.520
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	5.658	0	0	0	0	0	5.658
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	5.658	0	0	0	0	0	5.658
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	6.901	0	0	0	0	0	6.901
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.875	0	0	0	0	0	1.875
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.508	0	0	0	0	0	1.508
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	1.508	0	0	0	0	0	1.508
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	33.996	0	0	0	0	0	33.996
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	6.134	0	0	0	0	0	6.134
401	06	95	00	Otros aportes legales por personal contratado	6.134	0	0	0	0	0	6.134
401	07	00	00	Asistencia socio-económica	51.978	0	0	0	0	0	51.978
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	42.602	0	0	0	0	0	42.602
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	9.376	0	0	0	0	0	9.376
401	08	00	00	Prestaciones sociales e indemnizaciones	157.249	0	0	0	0	0	157.249
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	73.288	0	0	0	0	0	73.288
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	16.130	0	0	0	0	0	16.130
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	67.831	0	0	0	0	0	67.831
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**129.000**	**0**	**0**	**0**	**0**	0	**129.000**
402	01	00	00	Productos alimenticios y agropecuarios	75.000	0	0	0	0	0	75.000
402	01	01	00	Alimentos y bebidas para personas	75.000	0	0	0	0	0	75.000
402	04	00	00	Productos de cuero y caucho	7.000	0	0	0	0	0	7.000
402	04	03	00	Cauchos y tripas para vehículos	7.000	0	0	0	0	0	7.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116231 260108000 SISTEMA DE PREVENCIÒN INTEGRAL PARA EL BUEN VIVIR

OBJETIVO DEL PROYECTO: FORTALECER EL SISTEMA DE SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: PERSONA ATENDIDA **META:** 106.380 **FEMENINO:** 74.466 **MASCULINO:** 31.914

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260108004 RELIZAR PROCESOS DE INVESTIGACIÓN CRIMINOLÓGICAS QUE PERMITAN DISEÑAR, CREAR Y EVALUAR POLÍTICAS PÚBLICAS EN MATERIA DE PREVENCIÓN INTEGRAL Y SEGURIDAD CIUDADANA

UNIDAD DE MEDIDA: INVESTIGACIÓN **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PREVENCIÓN DEL DELITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	13.000	0	0	0	0	0	13.000
402	05	01	00	Pulpa de madera, papel y cartón	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	3.000	0	0	0	0	0	3.000
402	08	00	00	Productos metálicos	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	24.000	0	0	0	0	0	24.000
402	10	01	00	Artículos de deporte, recreación y juguetes	24.000	0	0	0	0	0	24.000
403	**00**	**00**	**00**	**Servicios no personales**	**389.470**	**0**	**0**	**0**	**0**	0	**389.470**
403	18	00	00	Impuestos indirectos	167.790	0	0	0	0	0	167.790
403	18	01	00	Impuesto al valor agregado	167.790	0	0	0	0	0	167.790
403	99	00	00	Otros servicios no personales	221.680	0	0	0	0	0	221.680
403	99	01	00	Otros servicios no personales	221.680	0	0	0	0	0	221.680
				Totales	**3.113.189**	**0**	**0**	**0**	**0**	0	**3.113.189**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116270 260110000 ESTRATEGIAS DE INTELIGENCIA Y CONTRAINTELIGENCIA

OBJETIVO DEL PROYECTO: IMPLEMENTAR POLÍTICAS INSTITUCIONALES DE APLICACIÓN NACIONAL E INTERNACIONAL, SOSTENIBLES EN EL CORTO PLAZO, QUE PRIVILEGIEN EL SERVICIO DE INTELIGENCIA Y CONTRAINTELIGENCIA COMO UNA NECESIDAD PARA EL CUMPLIMIENTO DE LOS FINES DEL ESTADO PENETRANDO ÁREAS SENSIBLES Y POTENCIALMENTE PELIGROSAS A OBJETO DE DETERMINAR LAS VULNERABILIDADES O FORTALEZAS, TANTO INTERNAS COMO EXTERNAS QUE PUEDAN CONTRIBUIR A LA TOMA DE DECISIONES POR PARTE DEL ALTO GOBIERNO

UNIDAD DE MEDIDA: INFORME **META:** 16.830

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**423.573.864**	**0**	**0**	**0**	**0**	**0**	**423.573.864**
401	01	00	00	Sueldos, salarios y otras retribuciones	139.440.000	0	0	0	0	0	139.440.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	124.800.000	0	0	0	0	0	124.800.000
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	1.440.000	0	0	0	0	0	1.440.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.600.000	0	0	0	0	0	6.600.000
401	01	18	00	Remuneraciones al personal contratado	6.000.000	0	0	0	0	0	6.000.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	600.000	0	0	0	0	0	600.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	43.999.193	0	0	0	0	0	43.999.193
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	41.270.823	0	0	0	0	0	41.270.823
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	743.294	0	0	0	0	0	743.294
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.985.076	0	0	0	0	0	1.985.076
401	03	00	00	Primas	110.469.514	0	0	0	0	0	110.469.514
401	03	02	00	Primas de transporte a empleados	4.582.584	0	0	0	0	0	4.582.584
401	03	03	00	Primas por hogar a empleados	9.136.968	0	0	0	0	0	9.136.968
401	03	04	00	Primas por hijos a empleados	9.242.832	0	0	0	0	0	9.242.832
401	03	08	00	Primas de profesionalización a empleados	8.329.798	0	0	0	0	0	8.329.798
401	03	09	00	Primas por antigüedad a empleados	23.520.000	0	0	0	0	0	23.520.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	24.786.776	0	0	0	0	0	24.786.776
401	03	17	00	Primas de transporte a obreros	503.424	0	0	0	0	0	503.424
401	03	18	00	Primas por hogar a obreros	1.006.848	0	0	0	0	0	1.006.848
401	03	19	00	Primas por hijos de obreros	755.136	0	0	0	0	0	755.136
401	03	21	00	Primas por antigüedad a obreros	1.980.000	0	0	0	0	0	1.980.000
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	7.717.727	0	0	0	0	0	7.717.727
401	03	31	00	Primas por riesgo al personal militar y de seguridad	15.872.464	0	0	0	0	0	15.872.464
401	03	37	00	Primas de transporte al personal contratado	235.296	0	0	0	0	0	235.296
401	03	38	00	Primas por hogar al personal contratado	248.472	0	0	0	0	0	248.472
401	03	39	00	Primas por hijos al personal contratado	324.577	0	0	0	0	0	324.577

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116270 260110000 ESTRATEGIAS DE INTELIGENCIA Y CONTRAINTELIGENCIA

OBJETIVO DEL PROYECTO: IMPLEMENTAR POLÍTICAS INSTITUCIONALES DE APLICACIÓN NACIONAL E INTERNACIONAL, SOSTENIBLES EN EL CORTO PLAZO, QUE PRIVILEGIEN EL SERVICIO DE INTELIGENCIA Y CONTRAINTELIGENCIA COMO UNA NECESIDAD PARA EL CUMPLIMIENTO DE LOS FINES DEL ESTADO PENETRANDO ÁREAS SENSIBLES Y POTENCIALMENTE PELIGROSAS A OBJETO DE DETERMINAR LAS VULNERABILIDADES O FORTALEZAS, TANTO INTERNAS COMO EXTERNAS QUE PUEDAN CONTRIBUIR A LA TOMA DE DECISIONES POR PARTE DEL ALTO GOBIERNO

UNIDAD DE MEDIDA: INFORME

META: 16.830

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	40	00	Primas de profesionalización al personal contratado	29.412	0	0	0	0	0	29.412
401	03	41	00	Primas por antigüedad al personal contratado	446.880	0	0	0	0	0	446.880
401	03	96	00	Otras primas al personal contratado	446.880	0	0	0	0	0	446.880
401	03	98	00	Otras primas a obreros	1.303.440	0	0	0	0	0	1.303.440
401	04	00	00	Complementos de sueldos y salarios	33.873.818	0	0	0	0	0	33.873.818
401	04	02	00	Complemento a empleados por trabajo nocturno	2.400	0	0	0	0	0	2.400
401	04	06	00	Complemento a empleados por comisión de servicios	2.263.875	0	0	0	0	0	2.263.875
401	04	08	00	Bono compensatorio de alimentación a empleados	27.223.943	0	0	0	0	0	27.223.943
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	40.000	0	0	0	0	0	40.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	40.000	0	0	0	0	0	40.000
401	04	18	00	Bono compensatorio de alimentación a obreros	3.338.880	0	0	0	0	0	3.338.880
401	04	26	00	Bono compensatorio de alimentación al personal contratado	964.720	0	0	0	0	0	964.720
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	20.267.147	0	0	0	0	0	20.267.147
401	05	03	00	Bono vacacional a empleados	18.441.686	0	0	0	0	0	18.441.686
401	05	06	00	Bono vacacional a obreros	1.680.635	0	0	0	0	0	1.680.635
401	05	08	00	Bono vacacional al personal contratado	144.826	0	0	0	0	0	144.826
401	06	00	00	Aportes patronales y legales	5.743.835	0	0	0	0	0	5.743.835
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.000	0	0	0	0	0	1.000
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.000	0	0	0	0	0	1.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.000	0	0	0	0	0	1.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	5.239.398	0	0	0	0	0	5.239.398
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.000	0	0	0	0	0	1.000
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.000	0	0	0	0	0	1.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.000	0	0	0	0	0	1.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	302.514	0	0	0	0	0	302.514
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.000	0	0	0	0	0	1.000
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	193.923	0	0	0	0	0	193.923

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116270 260110000 ESTRATEGIAS DE INTELIGENCIA Y CONTRAINTELIGENCIA

OBJETIVO DEL PROYECTO: IMPLEMENTAR POLÍTICAS INSTITUCIONALES DE APLICACIÓN NACIONAL E INTERNACIONAL, SOSTENIBLES EN EL CORTO PLAZO, QUE PRIVILEGIEN EL SERVICIO DE INTELIGENCIA Y CONTRAINTELIGENCIA COMO UNA NECESIDAD PARA EL CUMPLIMIENTO DE LOS FINES DEL ESTADO PENETRANDO ÁREAS SENSIBLES Y POTENCIALMENTE PELIGROSAS A OBJETO DE DETERMINAR LAS VULNERABILIDADES O FORTALEZAS, TANTO INTERNAS COMO EXTERNAS QUE PUEDAN CONTRIBUIR A LA TOMA DE DECISIONES POR PARTE DEL ALTO GOBIERNO

UNIDAD DE MEDIDA: INFORME **META:** 16.830

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	95	00	Otros aportes legales por personal contratado	1.000	0	0	0	0	0	1.000
401	07	00	00	Asistencia socio-económica	28.665.925	0	0	0	0	0	28.665.925
401	07	01	00	Capacitación y adiestramiento a empleados	600.000	0	0	0	0	0	600.000
401	07	02	00	Becas a empleados	1.160.000	0	0	0	0	0	1.160.000
401	07	03	00	Ayudas por matrimonio a empleados	10.000	0	0	0	0	0	10.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	10.000	0	0	0	0	0	10.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	300.000	0	0	0	0	0	300.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	17.743.862	0	0	0	0	0	17.743.862
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.200.000	0	0	0	0	0	2.200.000
401	07	10	00	Dotación de uniformes a empleados	500.000	0	0	0	0	0	500.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.600.000	0	0	0	0	0	1.600.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.900.000	0	0	0	0	0	1.900.000
401	07	17	00	Capacitación y adiestramiento a obreros	120.000	0	0	0	0	0	120.000
401	07	18	00	Becas a obreros	60.000	0	0	0	0	0	60.000
401	07	19	00	Ayudas por matrimonio de obreros	5.000	0	0	0	0	0	5.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.000	0	0	0	0	0	5.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	100.000	0	0	0	0	0	100.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	950.063	0	0	0	0	0	950.063
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	260.000	0	0	0	0	0	260.000
401	07	26	00	Dotación de uniformes a obreros	502.000	0	0	0	0	0	502.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	300.000	0	0	0	0	0	300.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	220.000	0	0	0	0	0	220.000
401	07	33	00	Asistencia socio-económica al personal contratado	120.000	0	0	0	0	0	120.000
401	08	00	00	Prestaciones sociales e indemnizaciones	40.634.432	0	0	0	0	0	40.634.432
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	38.159.432	0	0	0	0	0	38.159.432
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.100.000	0	0	0	0	0	2.100.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	375.000	0	0	0	0	0	375.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116270 260110000 ESTRATEGIAS DE INTELIGENCIA Y CONTRAINTELIGENCIA

OBJETIVO DEL PROYECTO: IMPLEMENTAR POLÍTICAS INSTITUCIONALES DE APLICACIÓN NACIONAL E INTERNACIONAL, SOSTENIBLES EN EL CORTO PLAZO, QUE PRIVILEGIEN EL SERVICIO DE INTELIGENCIA Y CONTRAINTELIGENCIA COMO UNA NECESIDAD PARA EL CUMPLIMIENTO DE LOS FINES DEL ESTADO PENETRANDO ÁREAS SENSIBLES Y POTENCIALMENTE PELIGROSAS A OBJETO DE DETERMINAR LAS VULNERABILIDADES O FORTALEZAS, TANTO INTERNAS COMO EXTERNAS QUE PUEDAN CONTRIBUIR A LA TOMA DE DECISIONES POR PARTE DEL ALTO GOBIERNO

UNIDAD DE MEDIDA: INFORME

META: 16.830

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	480.000	0	0	0	0	0	480.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	480.000	0	0	0	0	0	480.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.515.575**	**0**	**0**	**0**	**0**	**0**	**11.515.575**
402	01	00	00	Productos alimenticios y agropecuarios	2.356.640	0	0	0	0	0	2.356.640
402	01	01	00	Alimentos y bebidas para personas	2.056.640	0	0	0	0	0	2.056.640
402	01	02	00	Alimentos para animales	300.000	0	0	0	0	0	300.000
402	02	00	00	Productos de minas, canteras y yacimientos	15.152	0	0	0	0	0	15.152
402	02	05	00	Piedra, arcilla, arena y tierra	15.152	0	0	0	0	0	15.152
402	03	00	00	Textiles y vestuarios	196.970	0	0	0	0	0	196.970
402	03	01	00	Textiles	5.051	0	0	0	0	0	5.051
402	03	02	00	Prendas de vestir	168.350	0	0	0	0	0	168.350
402	03	03	00	Calzados	23.569	0	0	0	0	0	23.569
402	04	00	00	Productos de cuero y caucho	1.300.000	0	0	0	0	0	1.300.000
402	04	03	00	Cauchos y tripas para vehículos	1.300.000	0	0	0	0	0	1.300.000
402	05	00	00	Productos de papel, cartón e impresos	56.550	0	0	0	0	0	56.550
402	05	01	00	Pulpa de madera, papel y cartón	15.600	0	0	0	0	0	15.600
402	05	03	00	Productos de papel y cartón para oficina	33.670	0	0	0	0	0	33.670
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.280	0	0	0	0	0	7.280
402	06	00	00	Productos químicos y derivados	160.808	0	0	0	0	0	160.808
402	06	01	00	Sustancias químicas y de uso industrial	4.040	0	0	0	0	0	4.040
402	06	03	00	Tintas, pinturas y colorantes	21.886	0	0	0	0	0	21.886
402	06	04	00	Productos farmacéuticos y medicamentos	45.455	0	0	0	0	0	45.455
402	06	06	00	Combustibles y lubricantes	69.225	0	0	0	0	0	69.225
402	06	08	00	Productos plásticos	20.202	0	0	0	0	0	20.202
402	07	00	00	Productos minerales no metálicos	47.138	0	0	0	0	0	47.138
402	07	02	00	Vidrios y productos de vidrio	13.468	0	0	0	0	0	13.468
402	07	03	00	Productos de arcilla para construcción	13.468	0	0	0	0	0	13.468
402	07	04	00	Cemento, cal y yeso	13.468	0	0	0	0	0	13.468

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116270 260110000 ESTRATEGIAS DE INTELIGENCIA Y CONTRAINTELIGENCIA

OBJETIVO DEL PROYECTO: IMPLEMENTAR POLÍTICAS INSTITUCIONALES DE APLICACIÓN NACIONAL E INTERNACIONAL, SOSTENIBLES EN EL CORTO PLAZO, QUE PRIVILEGIEN EL SERVICIO DE INTELIGENCIA Y CONTRAINTELIGENCIA COMO UNA NECESIDAD PARA EL CUMPLIMIENTO DE LOS FINES DEL ESTADO PENETRANDO ÁREAS SENSIBLES Y POTENCIALMENTE PELIGROSAS A OBJETO DE DETERMINAR LAS VULNERABILIDADES O FORTALEZAS, TANTO INTERNAS COMO EXTERNAS QUE PUEDAN CONTRIBUIR A LA TOMA DE DECISIONES POR PARTE DEL ALTO GOBIERNO

UNIDAD DE MEDIDA: INFORME

META: 16.830

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	99	00	Otros productos minerales no metálicos	6.734	0	0	0	0	0	6.734
402	08	00	00	Productos metálicos	635.319	0	0	0	0	0	635.319
402	08	03	00	Herramientas menores, cuchillería y articulos generales de ferretería	56.734	0	0	0	0	0	56.734
402	08	04	00	Productos metálicos estructurales	4.040	0	0	0	0	0	4.040
402	08	05	00	Materiales de orden público, seguridad y defensa	520.000	0	0	0	0	0	520.000
402	08	07	00	Material de señalamiento	4.040	0	0	0	0	0	4.040
402	08	09	00	Repuestos y accesorios para equipos de transporte	50.505	0	0	0	0	0	50.505
402	10	00	00	Productos varios y útiles diversos	3.554.998	0	0	0	0	0	3.554.998
402	10	01	00	Articulos de deporte, recreación y juguetes	23.569	0	0	0	0	0	23.569
402	10	02	00	Materiales y útiles de limpieza y aseo	910.000	0	0	0	0	0	910.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	75.758	0	0	0	0	0	75.758
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	278.850	0	0	0	0	0	278.850
402	10	06	00	Condecoraciones, ofrendas y similares	6.061	0	0	0	0	0	6.061
402	10	07	00	Productos de seguridad en el trabajo	269.360	0	0	0	0	0	269.360
402	10	08	00	Materiales para equipos de computación	1.757.600	0	0	0	0	0	1.757.600
402	10	11	00	Materiales eléctricos	200.000	0	0	0	0	0	200.000
402	10	12	00	Materiales para instalaciones sanitarias	33.800	0	0	0	0	0	33.800
402	99	00	00	Otros materiales y suministros	3.192.000	0	0	0	0	0	3.192.000
402	99	01	00	Otros materiales y suministros	3.192.000	0	0	0	0	0	3.192.000
403	**00**	**00**	**00**	**Servicios no personales**	**24.052.423**	**0**	**0**	**0**	**0**	**0**	**24.052.423**
403	04	00	00	Servicios básicos	1.032.015	0	0	0	0	0	1.032.015
403	04	01	00	Electricidad	3.250	0	0	0	0	0	3.250
403	04	02	00	Gas	32.500	0	0	0	0	0	32.500
403	04	03	00	Agua	1.300	0	0	0	0	0	1.300
403	04	04	00	Teléfonos	994.965	0	0	0	0	0	994.965
403	07	00	00	Servicios de información, impresión y relaciones públicas	136.500	0	0	0	0	0	136.500
403	07	03	00	Relaciones sociales	130.000	0	0	0	0	0	130.000
403	07	04	00	Avisos	6.500	0	0	0	0	0	6.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116270 260110000 ESTRATEGIAS DE INTELIGENCIA Y CONTRAINTELIGENCIA

OBJETIVO DEL PROYECTO: IMPLEMENTAR POLÍTICAS INSTITUCIONALES DE APLICACIÓN NACIONAL E INTERNACIONAL, SOSTENIBLES EN EL CORTO PLAZO, QUE PRIVILEGIEN EL SERVICIO DE INTELIGENCIA Y CONTRAINTELIGENCIA COMO UNA NECESIDAD PARA EL CUMPLIMIENTO DE LOS FINES DEL ESTADO PENETRANDO ÁREAS SENSIBLES Y POTENCIALMENTE PELIGROSAS A OBJETO DE DETERMINAR LAS VULNERABILIDADES O FORTALEZAS, TANTO INTERNAS COMO EXTERNAS QUE PUEDAN CONTRIBUIR A LA TOMA DE DECISIONES POR PARTE DEL ALTO GOBIERNO

UNIDAD DE MEDIDA: INFORME

META: 16.830

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.000.000	0	0	0	0	0	3.000.000
403	08	01	00	Primas y gastos de seguros	3.000.000	0	0	0	0	0	3.000.000
403	09	00	00	Viáticos y pasajes	650.000	0	0	0	0	0	650.000
403	09	01	00	Viáticos y pasajes dentro del país	390.000	0	0	0	0	0	390.000
403	09	02	00	Viáticos y pasajes fuera del país	260.000	0	0	0	0	0	260.000
403	10	00	00	Servicios profesionales y técnicos	750.500	0	0	0	0	0	750.500
403	10	03	00	Servicios de procesamiento de datos	6.500	0	0	0	0	0	6.500
403	10	07	00	Servicios de capacitación y adiestramiento	744.000	0	0	0	0	0	744.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.537.000	0	0	0	0	0	6.537.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.005.000	0	0	0	0	0	3.005.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	130.000	0	0	0	0	0	130.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	195.000	0	0	0	0	0	195.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	130.000	0	0	0	0	0	130.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.077.000	0	0	0	0	0	3.077.000
403	12	00	00	Conservación y reparaciones menores de obras	1.512.533	0	0	0	0	0	1.512.533
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.512.533	0	0	0	0	0	1.512.533
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.700.000	0	0	0	0	0	2.700.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.700.000	0	0	0	0	0	2.700.000
403	18	00	00	Impuestos indirectos	4.456.033	0	0	0	0	0	4.456.033
403	18	01	00	Impuesto al valor agregado	4.096.033	0	0	0	0	0	4.096.033
403	18	99	00	Otros impuestos indirectos	360.000	0	0	0	0	0	360.000
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	677.842	0	0	0	0	0	677.842
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	677.842	0	0	0	0	0	677.842
403	99	00	00	Otros servicios no personales	2.600.000	0	0	0	0	0	2.600.000
403	99	01	00	Otros servicios no personales	2.600.000	0	0	0	0	0	2.600.000
404	**00**	**00**	**00**	**Activos reales**	**9.720.641**	**0**	**0**	**0**	**0**	**0**	**9.720.641**
404	01	00	00	Repuestos y reparaciones mayores	2.464.000	0	0	0	0	0	2.464.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116270 260110000 ESTRATEGIAS DE INTELIGENCIA Y CONTRAINTELIGENCIA

OBJETIVO DEL PROYECTO: IMPLEMENTAR POLÍTICAS INSTITUCIONALES DE APLICACIÓN NACIONAL E INTERNACIONAL, SOSTENIBLES EN EL CORTO PLAZO, QUE PRIVILEGIEN EL SERVICIO DE INTELIGENCIA Y CONTRAINTELIGENCIA COMO UNA NECESIDAD PARA EL CUMPLIMIENTO DE LOS FINES DEL ESTADO PENETRANDO ÁREAS SENSIBLES Y POTENCIALMENTE PELIGROSAS A OBJETO DE DETERMINAR LAS VULNERABILIDADES O FORTALEZAS, TANTO INTERNAS COMO EXTERNAS QUE PUEDAN CONTRIBUIR A LA TOMA DE DECISIONES POR PARTE DEL ALTO GOBIERNO

UNIDAD DE MEDIDA: INFORME

META: 16.830

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	00	Repuestos mayores	1.794.000	0	0	0	0	0	1.794.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.300.000	0	0	0	0	0	1.300.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	390.000	0	0	0	0	0	390.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	104.000	0	0	0	0	0	104.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	670.000	0	0	0	0	0	670.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	390.000	0	0	0	0	0	390.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	130.000	0	0	0	0	0	130.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	150.000	0	0	0	0	0	150.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	13.000	0	0	0	0	0	13.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	13.000	0	0	0	0	0	13.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	04	01	00	Vehiculos automotores terrestres	1.000.000	0	0	0	0	0	1.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	483.340	0	0	0	0	0	483.340
404	05	01	00	Equipos de telecomunicaciones	483.340	0	0	0	0	0	483.340
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	130.000	0	0	0	0	0	130.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	130.000	0	0	0	0	0	130.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.500.000	0	0	0	0	0	1.500.000
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	1.500.000	0	0	0	0	0	1.500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.376.301	0	0	0	0	0	3.376.301
404	09	01	00	Mobiliario y equipos de oficina	3.245.001	0	0	0	0	0	3.245.001
404	09	02	00	Equipos de computación	130.000	0	0	0	0	0	130.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.300	0	0	0	0	0	1.300
404	12	00	00	Activos intangibles	650.000	0	0	0	0	0	650.000
404	12	04	00	Paquetes y programas de computación	650.000	0	0	0	0	0	650.000
404	99	00	00	Otros activos reales	104.000	0	0	0	0	0	104.000
404	99	01	00	Otros activos reales	104.000	0	0	0	0	0	104.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**30.000.000**	**0**	**0**	**0**	**0**	**0**	**30.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116270 260110000 ESTRATEGIAS DE INTELIGENCIA Y CONTRAINTELIGENCIA

OBJETIVO DEL PROYECTO: IMPLEMENTAR POLÍTICAS INSTITUCIONALES DE APLICACIÓN NACIONAL E INTERNACIONAL, SOSTENIBLES EN EL CORTO PLAZO, QUE PRIVILEGIEN EL SERVICIO DE INTELIGENCIA Y CONTRAINTELIGENCIA COMO UNA NECESIDAD PARA EL CUMPLIMIENTO DE LOS FINES DEL ESTADO PENETRANDO ÁREAS SENSIBLES Y POTENCIALMENTE PELIGROSAS A OBJETO DE DETERMINAR LAS VULNERABILIDADES O FORTALEZAS, TANTO INTERNAS COMO EXTERNAS QUE PUEDAN CONTRIBUIR A LA TOMA DE DECISIONES POR PARTE DEL ALTO GOBIERNO

UNIDAD DE MEDIDA: INFORME

META: 16.830

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
406	01	00	00	Gastos de defensa y seguridad del Estado	30.000.000	0	0	0	0	0	30.000.000
406	01	01	00	Gastos de defensa y seguridad del Estado	30.000.000	0	0	0	0	0	30.000.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**750.000**	**0**	**0**	**0**	**0**	**0**	**750.000**
411	11	00	00	Obligaciones de ejercicios anteriores	750.000	0	0	0	0	0	750.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	600.000	0	0	0	0	0	600.000
411	11	05	00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	150.000	0	0	0	0	0	150.000
				Totales	**499.612.503**	**0**	**0**	**0**	**0**	**0**	**499.612.503**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116270 260110000 ESTRATEGIAS DE INTELIGENCIA Y CONTRAINTELIGENCIA

OBJETIVO DEL PROYECTO: IMPLEMENTAR POLÍTICAS INSTITUCIONALES DE APLICACIÓN NACIONAL E INTERNACIONAL, SOSTENIBLES EN EL CORTO PLAZO, QUE PRIVILEGIEN EL SERVICIO DE INTELIGENCIA Y CONTRAINTELIGENCIA COMO UNA NECESIDAD PARA EL CUMPLIMIENTO DE LOS FINES DEL ESTADO PENETRANDO ÁREAS SENSIBLES Y POTENCIALMENTE PELIGROSAS A OBJETO DE DETERMINAR LAS VULNERABILIDADES O FORTALEZAS, TANTO INTERNAS COMO EXTERNAS QUE PUEDAN CONTRIBUIR A LA TOMA DE DECISIONES POR PARTE DEL ALTO GOBIERNO

UNIDAD DE MEDIDA: INFORME

META: 16.830

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116270 260110000 ESTRATEGIAS DE INTELIGENCIA Y CONTRAINTELIGENCIA

OBJETIVO DEL PROYECTO: IMPLEMENTAR POLÍTICAS INSTITUCIONALES DE APLICACIÓN NACIONAL E INTERNACIONAL, SOSTENIBLES EN EL CORTO PLAZO, QUE PRIVILEGIEN EL SERVICIO DE INTELIGENCIA Y CONTRAINTELIGENCIA COMO UNA NECESIDAD PARA EL CUMPLIMIENTO DE LOS FINES DEL ESTADO PENETRANDO ÁREAS SENSIBLES Y POTENCIALMENTE PELIGROSAS A OBJETO DE DETERMINAR LAS VULNERABILIDADES O FORTALEZAS, TANTO INTERNAS COMO EXTERNAS QUE PUEDAN CONTRIBUIR A LA TOMA DE DECISIONES POR PARTE DEL ALTO GOBIERNO

UNIDAD DE MEDIDA: INFORME

META: 16.830

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 260110001 DESARROLLAR LA BÚSQUEDA Y CONOCIMIENTO DE LAS CAPACIDADES Y PROPÓSITOS DE LOS ACTORES QUE PUDIERAN AFECTAR LOS PRINCIPIOS DE SEGURIDAD DE LA NACIÓN EN LOS DIFERENTES ÁMBITOS DE INTERÉS DEL ESTADO

UNIDAD DE MEDIDA: INFORME

META: 12.068

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**22.500.000**	**0**	**0**	**0**	**0**	0	**22.500.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	22.500.000	0	0	0	0	0	22.500.000
406	01	01	00	Gastos de defensa y seguridad del Estado	22.500.000	0	0	0	0	0	22.500.000
				Totales	**22.500.000**	**0**	**0**	**0**	**0**	0	**22.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116270 260110000 ESTRATEGIAS DE INTELIGENCIA Y CONTRAINTELIGENCIA

OBJETIVO DEL PROYECTO: IMPLEMENTAR POLÍTICAS INSTITUCIONALES DE APLICACIÓN NACIONAL E INTERNACIONAL, SOSTENIBLES EN EL CORTO PLAZO, QUE PRIVILEGIEN EL SERVICIO DE INTELIGENCIA Y CONTRAINTELIGENCIA COMO UNA NECESIDAD PARA EL CUMPLIMIENTO DE LOS FINES DEL ESTADO PENETRANDO ÁREAS SENSIBLES Y POTENCIALMENTE PELIGROSAS A OBJETO DE DETERMINAR LAS VULNERABILIDADES O FORTALEZAS, TANTO INTERNAS COMO EXTERNAS QUE PUEDAN CONTRIBUIR A LA TOMA DE DECISIONES POR PARTE DEL ALTO GOBIERNO

UNIDAD DE MEDIDA: INFORME **META:** 16.830

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260110002 OPERAR EN FORMA ABIERTA LAS RELACIONES FUNCIONALES DEL SISTEMA DE INTELIGENCIA Y CONTRAINTELIGENCIA

UNIDAD DE MEDIDA: INFORME **META:** 2.886

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**7.500.000**	**0**	**0**	**0**	**0**	0	**7.500.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	7.500.000	0	0	0	0	0	7.500.000
406	01	01	00	Gastos de defensa y seguridad del Estado	7.500.000	0	0	0	0	0	7.500.000
				Totales	**7.500.000**	**0**	**0**	**0**	**0**	0	**7.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116270 260110000 ESTRATEGIAS DE INTELIGENCIA Y CONTRAINTELIGENCIA

OBJETIVO DEL PROYECTO: IMPLEMENTAR POLÍTICAS INSTITUCIONALES DE APLICACIÓN NACIONAL E INTERNACIONAL, SOSTENIBLES EN EL CORTO PLAZO, QUE PRIVILEGIEN EL SERVICIO DE INTELIGENCIA Y CONTRAINTELIGENCIA COMO UNA NECESIDAD PARA EL CUMPLIMIENTO DE LOS FINES DEL ESTADO PENETRANDO ÁREAS SENSIBLES Y POTENCIALMENTE PELIGROSAS A OBJETO DE DETERMINAR LAS VULNERABILIDADES O FORTALEZAS, TANTO INTERNAS COMO EXTERNAS QUE PUEDAN CONTRIBUIR A LA TOMA DE DECISIONES POR PARTE DEL ALTO GOBIERNO

UNIDAD DE MEDIDA: INFORME **META:** 16.830

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260110003 DESARROLLAR EL APOYO LOGÍSTICO ADMINISTRATIVO PARA COADYUVAR AL LOGRO DE LOS OBJETIVOS DE SEGURIDAD DE LA NACIÓN

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.877

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**423.573.864**	**0**	**0**	**0**	**0**	0	**423.573.864**
401	01	00	00	Sueldos, salarios y otras retribuciones	139.440.000	0	0	0	0	0	139.440.000
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	124.800.000	0	0	0	0	0	124.800.000
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	1.440.000	0	0	0	0	0	1.440.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	6.600.000	0	0	0	0	0	6.600.000
401	01	18	00	Remuneraciones al personal contratado	6.000.000	0	0	0	0	0	6.000.000
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	600.000	0	0	0	0	0	600.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	43.999.193	0	0	0	0	0	43.999.193
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	41.270.823	0	0	0	0	0	41.270.823
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	743.294	0	0	0	0	0	743.294
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	1.985.076	0	0	0	0	0	1.985.076
401	03	00	00	Primas	110.469.514	0	0	0	0	0	110.469.514
401	03	02	00	Primas de transporte a empleados	4.582.584	0	0	0	0	0	4.582.584
401	03	03	00	Primas por hogar a empleados	9.136.968	0	0	0	0	0	9.136.968
401	03	04	00	Primas por hijos a empleados	9.242.832	0	0	0	0	0	9.242.832
401	03	08	00	Primas de profesionalización a empleados	8.329.798	0	0	0	0	0	8.329.798
401	03	09	00	Primas por antigüedad a empleados	23.520.000	0	0	0	0	0	23.520.000
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	24.786.776	0	0	0	0	0	24.786.776
401	03	17	00	Primas de transporte a obreros	503.424	0	0	0	0	0	503.424
401	03	18	00	Primas por hogar a obreros	1.006.848	0	0	0	0	0	1.006.848
401	03	19	00	Primas por hijos de obreros	755.136	0	0	0	0	0	755.136
401	03	21	00	Primas por antigüedad a obreros	1.980.000	0	0	0	0	0	1.980.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116270 260110000 ESTRATEGIAS DE INTELIGENCIA Y CONTRAINTELIGENCIA

OBJETIVO DEL PROYECTO: IMPLEMENTAR POLÍTICAS INSTITUCIONALES DE APLICACIÓN NACIONAL E INTERNACIONAL, SOSTENIBLES EN EL CORTO PLAZO, QUE PRIVILEGIEN EL SERVICIO DE INTELIGENCIA Y CONTRAINTELIGENCIA COMO UNA NECESIDAD PARA EL CUMPLIMIENTO DE LOS FINES DEL ESTADO PENETRANDO ÁREAS SENSIBLES Y POTENCIALMENTE PELIGROSAS A OBJETO DE DETERMINAR LAS VULNERABILIDADES O FORTALEZAS, TANTO INTERNAS COMO EXTERNAS QUE PUEDAN CONTRIBUIR A LA TOMA DE DECISIONES POR PARTE DEL ALTO GOBIERNO

UNIDAD DE MEDIDA: INFORME **META:** 16.830

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260110003 DESARROLLAR EL APOYO LOGÍSTICO ADMINISTRATIVO PARA COADYUVAR AL LOGRO DE LOS OBJETIVOS DE SEGURIDAD DE LA NACIÓN

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.877

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	30	00	Primas por frontera y sitios inhóspitos al personal militar y de seguridad	7.717.727	0	0	0	0	0	7.717.727
401	03	31	00	Primas por riesgo al personal militar y de seguridad	15.872.464	0	0	0	0	0	15.872.464
401	03	37	00	Primas de transporte al personal contratado	235.296	0	0	0	0	0	235.296
401	03	38	00	Primas por hogar al personal contratado	248.472	0	0	0	0	0	248.472
401	03	39	00	Primas por hijos al personal contratado	324.577	0	0	0	0	0	324.577
401	03	40	00	Primas de profesionalización al personal contratado	29.412	0	0	0	0	0	29.412
401	03	41	00	Primas por antigüedad al personal contratado	446.880	0	0	0	0	0	446.880
401	03	96	00	Otras primas al personal contratado	446.880	0	0	0	0	0	446.880
401	03	98	00	Otras primas a obreros	1.303.440	0	0	0	0	0	1.303.440
401	04	00	00	Complementos de sueldos y salarios	33.873.818	0	0	0	0	0	33.873.818
401	04	02	00	Complemento a empleados por trabajo nocturno	2.400	0	0	0	0	0	2.400
401	04	06	00	Complemento a empleados por comisión de servicios	2.263.875	0	0	0	0	0	2.263.875
401	04	08	00	Bono compensatorio de alimentación a empleados	27.223.943	0	0	0	0	0	27.223.943
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	40.000	0	0	0	0	0	40.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	40.000	0	0	0	0	0	40.000
401	04	18	00	Bono compensatorio de alimentación a obreros	3.338.880	0	0	0	0	0	3.338.880
401	04	26	00	Bono compensatorio de alimentación al personal contratado	964.720	0	0	0	0	0	964.720
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	20.267.147	0	0	0	0	0	20.267.147
401	05	03	00	Bono vacacional a empleados	18.441.686	0	0	0	0	0	18.441.686
401	05	06	00	Bono vacacional a obreros	1.680.635	0	0	0	0	0	1.680.635
401	05	08	00	Bono vacacional al personal contratado	144.826	0	0	0	0	0	144.826
401	06	00	00	Aportes patronales y legales	5.743.835	0	0	0	0	0	5.743.835
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.000	0	0	0	0	0	1.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116270 260110000 ESTRATEGIAS DE INTELIGENCIA Y CONTRAINTELIGENCIA

OBJETIVO DEL PROYECTO: IMPLEMENTAR POLÍTICAS INSTITUCIONALES DE APLICACIÓN NACIONAL E INTERNACIONAL, SOSTENIBLES EN EL CORTO PLAZO, QUE PRIVILEGIEN EL SERVICIO DE INTELIGENCIA Y CONTRAINTELIGENCIA COMO UNA NECESIDAD PARA EL CUMPLIMIENTO DE LOS FINES DEL ESTADO PENETRANDO ÁREAS SENSIBLES Y POTENCIALMENTE PELIGROSAS A OBJETO DE DETERMINAR LAS VULNERABILIDADES O FORTALEZAS, TANTO INTERNAS COMO EXTERNAS QUE PUEDAN CONTRIBUIR A LA TOMA DE DECISIONES POR PARTE DEL ALTO GOBIERNO

UNIDAD DE MEDIDA: INFORME **META:** 16.830

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260110003 DESARROLLAR EL APOYO LOGÍSTICO ADMINISTRATIVO PARA COADYUVAR AL LOGRO DE LOS OBJETIVOS DE SEGURIDAD DE LA NACIÓN

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.877

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.000	0	0	0	0	0	1.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.000	0	0	0	0	0	1.000
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	5.239.398	0	0	0	0	0	5.239.398
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.000	0	0	0	0	0	1.000
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.000	0	0	0	0	0	1.000
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.000	0	0	0	0	0	1.000
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	302.514	0	0	0	0	0	302.514
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.000	0	0	0	0	0	1.000
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	193.923	0	0	0	0	0	193.923
401	06	95	00	Otros aportes legales por personal contratado	1.000	0	0	0	0	0	1.000
401	07	00	00	Asistencia socio-económica	28.665.925	0	0	0	0	0	28.665.925
401	07	01	00	Capacitación y adiestramiento a empleados	600.000	0	0	0	0	0	600.000
401	07	02	00	Becas a empleados	1.160.000	0	0	0	0	0	1.160.000
401	07	03	00	Ayudas por matrimonio a empleados	10.000	0	0	0	0	0	10.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	10.000	0	0	0	0	0	10.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	300.000	0	0	0	0	0	300.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	17.743.862	0	0	0	0	0	17.743.862
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	2.200.000	0	0	0	0	0	2.200.000
401	07	10	00	Dotación de uniformes a empleados	500.000	0	0	0	0	0	500.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.600.000	0	0	0	0	0	1.600.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.900.000	0	0	0	0	0	1.900.000
401	07	17	00	Capacitación y adiestramiento a obreros	120.000	0	0	0	0	0	120.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116270 260110000 ESTRATEGIAS DE INTELIGENCIA Y CONTRAINTELIGENCIA

OBJETIVO DEL PROYECTO: IMPLEMENTAR POLÍTICAS INSTITUCIONALES DE APLICACIÓN NACIONAL E INTERNACIONAL, SOSTENIBLES EN EL CORTO PLAZO, QUE PRIVILEGIEN EL SERVICIO DE INTELIGENCIA Y CONTRAINTELIGENCIA COMO UNA NECESIDAD PARA EL CUMPLIMIENTO DE LOS FINES DEL ESTADO PENETRANDO ÁREAS SENSIBLES Y POTENCIALMENTE PELIGROSAS A OBJETO DE DETERMINAR LAS VULNERABILIDADES O FORTALEZAS, TANTO INTERNAS COMO EXTERNAS QUE PUEDAN CONTRIBUIR A LA TOMA DE DECISIONES POR PARTE DEL ALTO GOBIERNO

UNIDAD DE MEDIDA: INFORME **META:** 16.830

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260110003 DESARROLLAR EL APOYO LOGÍSTICO ADMINISTRATIVO PARA COADYUVAR AL LOGRO DE LOS OBJETIVOS DE SEGURIDAD DE LA NACIÓN

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.877

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	18	00	Becas a obreros	60.000	0	0	0	0	0	60.000
401	07	19	00	Ayudas por matrimonio de obreros	5.000	0	0	0	0	0	5.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	5.000	0	0	0	0	0	5.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	100.000	0	0	0	0	0	100.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	950.063	0	0	0	0	0	950.063
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	260.000	0	0	0	0	0	260.000
401	07	26	00	Dotación de uniformes a obreros	502.000	0	0	0	0	0	502.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	300.000	0	0	0	0	0	300.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	220.000	0	0	0	0	0	220.000
401	07	33	00	Asistencia socio-económica al personal contratado	120.000	0	0	0	0	0	120.000
401	08	00	00	Prestaciones sociales e indemnizaciones	40.634.432	0	0	0	0	0	40.634.432
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	38.159.432	0	0	0	0	0	38.159.432
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.100.000	0	0	0	0	0	2.100.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	375.000	0	0	0	0	0	375.000
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	480.000	0	0	0	0	0	480.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	480.000	0	0	0	0	0	480.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**11.515.575**	**0**	**0**	**0**	**0**	0	**11.515.575**
402	01	00	00	Productos alimenticios y agropecuarios	2.356.640	0	0	0	0	0	2.356.640
402	01	01	00	Alimentos y bebidas para personas	2.056.640	0	0	0	0	0	2.056.640
402	01	02	00	Alimentos para animales	300.000	0	0	0	0	0	300.000
402	02	00	00	Productos de minas, canteras y yacimientos	15.152	0	0	0	0	0	15.152
402	02	05	00	Piedra, arcilla, arena y tierra	15.152	0	0	0	0	0	15.152
402	03	00	00	Textiles y vestuarios	196.970	0	0	0	0	0	196.970

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116270 260110000 ESTRATEGIAS DE INTELIGENCIA Y CONTRAINTELIGENCIA

OBJETIVO DEL PROYECTO: IMPLEMENTAR POLÍTICAS INSTITUCIONALES DE APLICACIÓN NACIONAL E INTERNACIONAL, SOSTENIBLES EN EL CORTO PLAZO, QUE PRIVILEGIEN EL SERVICIO DE INTELIGENCIA Y CONTRAINTELIGENCIA COMO UNA NECESIDAD PARA EL CUMPLIMIENTO DE LOS FINES DEL ESTADO PENETRANDO ÁREAS SENSIBLES Y POTENCIALMENTE PELIGROSAS A OBJETO DE DETERMINAR LAS VULNERABILIDADES O FORTALEZAS, TANTO INTERNAS COMO EXTERNAS QUE PUEDAN CONTRIBUIR A LA TOMA DE DECISIONES POR PARTE DEL ALTO GOBIERNO

UNIDAD DE MEDIDA: INFORME **META:** 16.830

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260110003 DESARROLLAR EL APOYO LOGÍSTICO ADMINISTRATIVO PARA COADYUVAR AL LOGRO DE LOS OBJETIVOS DE SEGURIDAD DE LA NACIÓN

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.877

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	01	00	Textiles	5.051	0	0	0	0	0	5.051
402	03	02	00	Prendas de vestir	168.350	0	0	0	0	0	168.350
402	03	03	00	Calzados	23.569	0	0	0	0	0	23.569
402	04	00	00	Productos de cuero y caucho	1.300.000	0	0	0	0	0	1.300.000
402	04	03	00	Cauchos y tripas para vehículos	1.300.000	0	0	0	0	0	1.300.000
402	05	00	00	Productos de papel, cartón e impresos	56.550	0	0	0	0	0	56.550
402	05	01	00	Pulpa de madera, papel y cartón	15.600	0	0	0	0	0	15.600
402	05	03	00	Productos de papel y cartón para oficina	33.670	0	0	0	0	0	33.670
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	7.280	0	0	0	0	0	7.280
402	06	00	00	Productos químicos y derivados	160.808	0	0	0	0	0	160.808
402	06	01	00	Sustancias químicas y de uso industrial	4.040	0	0	0	0	0	4.040
402	06	03	00	Tintas, pinturas y colorantes	21.886	0	0	0	0	0	21.886
402	06	04	00	Productos farmacéuticos y medicamentos	45.455	0	0	0	0	0	45.455
402	06	06	00	Combustibles y lubricantes	69.225	0	0	0	0	0	69.225
402	06	08	00	Productos plásticos	20.202	0	0	0	0	0	20.202
402	07	00	00	Productos minerales no metálicos	47.138	0	0	0	0	0	47.138
402	07	02	00	Vidrios y productos de vidrio	13.468	0	0	0	0	0	13.468
402	07	03	00	Productos de arcilla para construcción	13.468	0	0	0	0	0	13.468
402	07	04	00	Cemento, cal y yeso	13.468	0	0	0	0	0	13.468
402	07	99	00	Otros productos minerales no metálicos	6.734	0	0	0	0	0	6.734
402	08	00	00	Productos metálicos	635.319	0	0	0	0	0	635.319
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	56.734	0	0	0	0	0	56.734
402	08	04	00	Productos metálicos estructurales	4.040	0	0	0	0	0	4.040

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116270 260110000 ESTRATEGIAS DE INTELIGENCIA Y CONTRAINTELIGENCIA

OBJETIVO DEL PROYECTO: IMPLEMENTAR POLÍTICAS INSTITUCIONALES DE APLICACIÓN NACIONAL E INTERNACIONAL, SOSTENIBLES EN EL CORTO PLAZO, QUE PRIVILEGIEN EL SERVICIO DE INTELIGENCIA Y CONTRAINTELIGENCIA COMO UNA NECESIDAD PARA EL CUMPLIMIENTO DE LOS FINES DEL ESTADO PENETRANDO ÁREAS SENSIBLES Y POTENCIALMENTE PELIGROSAS A OBJETO DE DETERMINAR LAS VULNERABILIDADES O FORTALEZAS, TANTO INTERNAS COMO EXTERNAS QUE PUEDAN CONTRIBUIR A LA TOMA DE DECISIONES POR PARTE DEL ALTO GOBIERNO

UNIDAD DE MEDIDA: INFORME **META:** 16.830

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260110003 DESARROLLAR EL APOYO LOGÍSTICO ADMINISTRATIVO PARA COADYUVAR AL LOGRO DE LOS OBJETIVOS DE SEGURIDAD DE LA NACIÓN

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.877

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	05	00	Materiales de orden público, seguridad y defensa	520.000	0	0	0	0	0	520.000
402	08	07	00	Material de señalamiento	4.040	0	0	0	0	0	4.040
402	08	09	00	Repuestos y accesorios para equipos de transporte	50.505	0	0	0	0	0	50.505
402	10	00	00	Productos varios y útiles diversos	3.554.998	0	0	0	0	0	3.554.998
402	10	01	00	Artículos de deporte, recreación y juguetes	23.569	0	0	0	0	0	23.569
402	10	02	00	Materiales y útiles de limpieza y aseo	910.000	0	0	0	0	0	910.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	75.758	0	0	0	0	0	75.758
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	278.850	0	0	0	0	0	278.850
402	10	06	00	Condecoraciones, ofrendas y similares	6.061	0	0	0	0	0	6.061
402	10	07	00	Productos de seguridad en el trabajo	269.360	0	0	0	0	0	269.360
402	10	08	00	Materiales para equipos de computación	1.757.600	0	0	0	0	0	1.757.600
402	10	11	00	Materiales eléctricos	200.000	0	0	0	0	0	200.000
402	10	12	00	Materiales para instalaciones sanitarias	33.800	0	0	0	0	0	33.800
402	99	00	00	Otros materiales y suministros	3.192.000	0	0	0	0	0	3.192.000
402	99	01	00	Otros materiales y suministros	3.192.000	0	0	0	0	0	3.192.000
403	**00**	**00**	**00**	**Servicios no personales**	**24.052.423**	**0**	**0**	**0**	**0**	0	**24.052.423**
403	04	00	00	Servicios básicos	1.032.015	0	0	0	0	0	1.032.015
403	04	01	00	Electricidad	3.250	0	0	0	0	0	3.250
403	04	02	00	Gas	32.500	0	0	0	0	0	32.500
403	04	03	00	Agua	1.300	0	0	0	0	0	1.300
403	04	04	00	Teléfonos	994.965	0	0	0	0	0	994.965
403	07	00	00	Servicios de información, impresión y relaciones públicas	136.500	0	0	0	0	0	136.500
403	07	03	00	Relaciones sociales	130.000	0	0	0	0	0	130.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116270 260110000 ESTRATEGIAS DE INTELIGENCIA Y CONTRAINTELIGENCIA

OBJETIVO DEL PROYECTO: IMPLEMENTAR POLÍTICAS INSTITUCIONALES DE APLICACIÓN NACIONAL E INTERNACIONAL, SOSTENIBLES EN EL CORTO PLAZO, QUE PRIVILEGIEN EL SERVICIO DE INTELIGENCIA Y CONTRAINTELIGENCIA COMO UNA NECESIDAD PARA EL CUMPLIMIENTO DE LOS FINES DEL ESTADO PENETRANDO ÁREAS SENSIBLES Y POTENCIALMENTE PELIGROSAS A OBJETO DE DETERMINAR LAS VULNERABILIDADES O FORTALEZAS, TANTO INTERNAS COMO EXTERNAS QUE PUEDAN CONTRIBUIR A LA TOMA DE DECISIONES POR PARTE DEL ALTO GOBIERNO

UNIDAD DE MEDIDA: INFORME **META:** 16.830

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260110003 DESARROLLAR EL APOYO LOGÍSTICO ADMINISTRATIVO PARA COADYUVAR AL LOGRO DE LOS OBJETIVOS DE SEGURIDAD DE LA NACIÓN

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.877

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	6.500	0	0	0	0	0	6.500
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.000.000	0	0	0	0	0	3.000.000
403	08	01	00	Primas y gastos de seguros	3.000.000	0	0	0	0	0	3.000.000
403	09	00	00	Viáticos y pasajes	650.000	0	0	0	0	0	650.000
403	09	01	00	Viáticos y pasajes dentro del país	390.000	0	0	0	0	0	390.000
403	09	02	00	Viáticos y pasajes fuera del país	260.000	0	0	0	0	0	260.000
403	10	00	00	Servicios profesionales y técnicos	750.500	0	0	0	0	0	750.500
403	10	03	00	Servicios de procesamiento de datos	6.500	0	0	0	0	0	6.500
403	10	07	00	Servicios de capacitación y adiestramiento	744.000	0	0	0	0	0	744.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	6.537.000	0	0	0	0	0	6.537.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	3.005.000	0	0	0	0	0	3.005.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	130.000	0	0	0	0	0	130.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	195.000	0	0	0	0	0	195.000
403	11	06	00	Conservación y reparaciones menores de equipos y armamentos de orden público, seguridad y defensa nacional	130.000	0	0	0	0	0	130.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	3.077.000	0	0	0	0	0	3.077.000
403	12	00	00	Conservación y reparaciones menores de obras	1.512.533	0	0	0	0	0	1.512.533
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.512.533	0	0	0	0	0	1.512.533
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.700.000	0	0	0	0	0	2.700.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.700.000	0	0	0	0	0	2.700.000
403	18	00	00	Impuestos indirectos	4.456.033	0	0	0	0	0	4.456.033
403	18	01	00	Impuesto al valor agregado	4.096.033	0	0	0	0	0	4.096.033
403	18	99	00	Otros impuestos indirectos	360.000	0	0	0	0	0	360.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116270 260110000 ESTRATEGIAS DE INTELIGENCIA Y CONTRAINTELIGENCIA

OBJETIVO DEL PROYECTO: IMPLEMENTAR POLÍTICAS INSTITUCIONALES DE APLICACIÓN NACIONAL E INTERNACIONAL, SOSTENIBLES EN EL CORTO PLAZO, QUE PRIVILEGIEN EL SERVICIO DE INTELIGENCIA Y CONTRAINTELIGENCIA COMO UNA NECESIDAD PARA EL CUMPLIMIENTO DE LOS FINES DEL ESTADO PENETRANDO ÁREAS SENSIBLES Y POTENCIALMENTE PELIGROSAS A OBJETO DE DETERMINAR LAS VULNERABILIDADES O FORTALEZAS, TANTO INTERNAS COMO EXTERNAS QUE PUEDAN CONTRIBUIR A LA TOMA DE DECISIONES POR PARTE DEL ALTO GOBIERNO

UNIDAD DE MEDIDA: INFORME **META:** 16.830

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260110003 DESARROLLAR EL APOYO LOGÍSTICO ADMINISTRATIVO PARA COADYUVAR AL LOGRO DE LOS OBJETIVOS DE SEGURIDAD DE LA NACIÓN

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.877

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	677.842	0	0	0	0	0	677.842
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	677.842	0	0	0	0	0	677.842
403	99	00	00	Otros servicios no personales	2.600.000	0	0	0	0	0	2.600.000
403	99	01	00	Otros servicios no personales	2.600.000	0	0	0	0	0	2.600.000
404	**00**	**00**	**00**	**Activos reales**	**9.720.641**	**0**	**0**	**0**	**0**	0	**9.720.641**
404	01	00	00	Repuestos y reparaciones mayores	2.464.000	0	0	0	0	0	2.464.000
404	01	01	00	Repuestos mayores	1.794.000	0	0	0	0	0	1.794.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	1.300.000	0	0	0	0	0	1.300.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	390.000	0	0	0	0	0	390.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	104.000	0	0	0	0	0	104.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	670.000	0	0	0	0	0	670.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	390.000	0	0	0	0	0	390.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	130.000	0	0	0	0	0	130.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	150.000	0	0	0	0	0	150.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	13.000	0	0	0	0	0	13.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	13.000	0	0	0	0	0	13.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	04	01	00	Vehiculos automotores terrestres	1.000.000	0	0	0	0	0	1.000.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	483.340	0	0	0	0	0	483.340
404	05	01	00	Equipos de telecomunicaciones	483.340	0	0	0	0	0	483.340
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	130.000	0	0	0	0	0	130.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	130.000	0	0	0	0	0	130.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	1.500.000	0	0	0	0	0	1.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116270 260110000 ESTRATEGIAS DE INTELIGENCIA Y CONTRAINTELIGENCIA

OBJETIVO DEL PROYECTO: IMPLEMENTAR POLÍTICAS INSTITUCIONALES DE APLICACIÓN NACIONAL E INTERNACIONAL, SOSTENIBLES EN EL CORTO PLAZO, QUE PRIVILEGIEN EL SERVICIO DE INTELIGENCIA Y CONTRAINTELIGENCIA COMO UNA NECESIDAD PARA EL CUMPLIMIENTO DE LOS FINES DEL ESTADO PENETRANDO ÁREAS SENSIBLES Y POTENCIALMENTE PELIGROSAS A OBJETO DE DETERMINAR LAS VULNERABILIDADES O FORTALEZAS, TANTO INTERNAS COMO EXTERNAS QUE PUEDAN CONTRIBUIR A LA TOMA DE DECISIONES POR PARTE DEL ALTO GOBIERNO

UNIDAD DE MEDIDA: INFORME **META:** 16.830

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 260110003 DESARROLLAR EL APOYO LOGÍSTICO ADMINISTRATIVO PARA COADYUVAR AL LOGRO DE LOS OBJETIVOS DE SEGURIDAD DE LA NACIÓN

UNIDAD DE MEDIDA: TRÁMITE **META:** 1.877

RESPONSABLE/EJECUTOR: SERVICIO BOLIVARIANO DE INTELIGENCIA NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
404	08	01	00	Equipos y armamentos de orden público, seguridad y defensa nacional	1.500.000	0	0	0	0	0	1.500.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.376.301	0	0	0	0	0	3.376.301
404	09	01	00	Mobiliario y equipos de oficina	3.245.001	0	0	0	0	0	3.245.001
404	09	02	00	Equipos de computación	130.000	0	0	0	0	0	130.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.300	0	0	0	0	0	1.300
404	12	00	00	Activos intangibles	650.000	0	0	0	0	0	650.000
404	12	04	00	Paquetes y programas de computación	650.000	0	0	0	0	0	650.000
404	99	00	00	Otros activos reales	104.000	0	0	0	0	0	104.000
404	99	01	00	Otros activos reales	104.000	0	0	0	0	0	104.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**750.000**	**0**	**0**	**0**	**0**	0	**750.000**
411	11	00	00	Obligaciones de ejercicios anteriores	750.000	0	0	0	0	0	750.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	600.000	0	0	0	0	0	600.000
411	11	05	00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	150.000	0	0	0	0	0	150.000
				Totales	**469.612.503**	**0**	**0**	**0**	**0**	0	**469.612.503**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116294 260111000 ARTICULACIÓN Y SEGUIMIENTO DE LOS ASUNTOS POLÍTICOS Y SOCIALES DEL EJECUTIVO NACIONAL.

OBJETIVO DEL PROYECTO: NUEVA GEOPOLÍTICA NACIONAL

UNIDAD DE MEDIDA: CENTRO

META: 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE POLÍTICA INTERIOR Y SEGURIDAD JURÍDICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**68.250**	**0**	**0**	**0**	**0**	**0**	**68.250**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	0	30.000
402	03	00	00	Textiles y vestuarios	11.250	0	0	0	0	0	11.250
402	03	02	00	Prendas de vestir	11.250	0	0	0	0	0	11.250
402	04	00	00	Productos de cuero y caucho	3.500	0	0	0	0	0	3.500
402	04	03	00	Cauchos y tripas para vehiculos	3.500	0	0	0	0	0	3.500
402	05	00	00	Productos de papel, cartón e impresos	13.500	0	0	0	0	0	13.500
402	05	02	00	Envases y cajas de papel y cartón	2.700	0	0	0	0	0	2.700
402	05	03	00	Productos de papel y cartón para oficina	5.700	0	0	0	0	0	5.700
402	05	04	00	Libros, revistas y periódicos	5.100	0	0	0	0	0	5.100
402	99	00	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
402	99	01	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**73.750**	**0**	**0**	**0**	**0**	**0**	**73.750**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.134	0	0	0	0	0	2.134
403	07	02	00	Imprenta y reproducción	2.134	0	0	0	0	0	2.134
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	17.040	0	0	0	0	0	17.040
403	18	01	00	Impuesto al valor agregado	17.040	0	0	0	0	0	17.040
403	99	00	00	Otros servicios no personales	4.576	0	0	0	0	0	4.576
403	99	01	00	Otros servicios no personales	4.576	0	0	0	0	0	4.576
				Totales	**142.000**	**0**	**0**	**0**	**0**	**0**	**142.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116294 260111000 ARTICULACIÓN Y SEGUIMIENTO DE LOS ASUNTOS POLÍTICOS Y SOCIALES DEL EJECUTIVO NACIONAL.

OBJETIVO DEL PROYECTO: NUEVA GEOPOLÍTICA NACIONAL

UNIDAD DE MEDIDA: CENTRO

META: 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE POLÍTICA INTERIOR Y SEGURIDAD JURÍDICA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116294 260111000 ARTICULACIÓN Y SEGUIMIENTO DE LOS ASUNTOS POLÍTICOS Y SOCIALES DEL EJECUTIVO NACIONAL.

OBJETIVO DEL PROYECTO: NUEVA GEOPOLÍTICA NACIONAL

UNIDAD DE MEDIDA: CENTRO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE POLÍTICA INTERIOR Y SEGURIDAD JURÍDICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260111001 CREACIÓN DEL CENTRO NACIONAL DE POLÍTICAS PÚBLICAS

UNIDAD DE MEDIDA: CENTRO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE POLÍTICA INTERIOR Y SEGURIDAD JURÍDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**53.250**	**0**	**0**	**0**	**0**	0	**53.250**
402	01	00	00	Productos alimenticios y agropecuarios	15.000	0	0	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	0	15.000
402	03	00	00	Textiles y vestuarios	11.250	0	0	0	0	0	11.250
402	03	02	00	Prendas de vestir	11.250	0	0	0	0	0	11.250
402	04	00	00	Productos de cuero y caucho	3.500	0	0	0	0	0	3.500
402	04	03	00	Cauchos y tripas para vehículos	3.500	0	0	0	0	0	3.500
402	05	00	00	Productos de papel, cartón e impresos	13.500	0	0	0	0	0	13.500
402	05	02	00	Envases y cajas de papel y cartón	2.700	0	0	0	0	0	2.700
402	05	03	00	Productos de papel y cartón para oficina	5.700	0	0	0	0	0	5.700
402	05	04	00	Libros, revistas y periódicos	5.100	0	0	0	0	0	5.100
402	99	00	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
402	99	01	00	Otros materiales y suministros	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**53.250**	**0**	**0**	**0**	**0**	0	**53.250**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.134	0	0	0	0	0	2.134
403	07	02	00	Imprenta y reproducción	2.134	0	0	0	0	0	2.134
403	09	00	00	Viáticos y pasajes	35.000	0	0	0	0	0	35.000
403	09	01	00	Viáticos y pasajes dentro del país	35.000	0	0	0	0	0	35.000
403	18	00	00	Impuestos indirectos	12.780	0	0	0	0	0	12.780
403	18	01	00	Impuesto al valor agregado	12.780	0	0	0	0	0	12.780
403	99	00	00	Otros servicios no personales	3.336	0	0	0	0	0	3.336
403	99	01	00	Otros servicios no personales	3.336	0	0	0	0	0	3.336
				Totales	**106.500**	**0**	**0**	**0**	**0**	0	**106.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 116294 260111000 ARTICULACIÓN Y SEGUIMIENTO DE LOS ASUNTOS POLÍTICOS Y SOCIALES DEL EJECUTIVO NACIONAL.

OBJETIVO DEL PROYECTO: NUEVA GEOPOLÍTICA NACIONAL

UNIDAD DE MEDIDA: CENTRO **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO O VICEMINISTRA DE POLÍTICA INTERIOR Y SEGURIDAD JURÍDICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 260111002 ARTICULACIÓN Y PROMOCIÓN DEL ACCIONAR POLÍTICO EN LAS COMUNIDADES MEDIANTE EL APOYO TÉCNICO E INSTITUCIONAL

UNIDAD DE MEDIDA: REUNIÓN, FORO Y CONFERENCIA **META:** 24

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE POLÍTICA INTERIOR Y SEGURIDAD JURÍDICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.000**	**0**	**0**	**0**	**0**	0	**15.000**
402	01	00	00	Productos alimenticios y agropecuarios	15.000	0	0	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**20.500**	**0**	**0**	**0**	**0**	0	**20.500**
403	09	00	00	Viáticos y pasajes	15.000	0	0	0	0	0	15.000
403	09	01	00	Viáticos y pasajes dentro del país	15.000	0	0	0	0	0	15.000
403	18	00	00	Impuestos indirectos	4.260	0	0	0	0	0	4.260
403	18	01	00	Impuesto al valor agregado	4.260	0	0	0	0	0	4.260
403	99	00	00	Otros servicios no personales	1.240	0	0	0	0	0	1.240
403	99	01	00	Otros servicios no personales	1.240	0	0	0	0	0	1.240
				Totales	**35.500**	**0**	**0**	**0**	**0**	0	**35.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO, QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR

META: 945.098.293

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**945.098.293**	**0**	**0**	**0**	**0**	**0**	**945.098.293**
407	01	00	00	Transferencias y donaciones corrientes internas	830.602.465	0	0	0	0	0	830.602.465
407	01	03	00	Transferencias corrientes internas al sector público	830.602.465	0	0	0	0	0	830.602.465
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	718.382.290	0	0	0	0	0	718.382.290
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	112.220.175	0	0	0	0	0	112.220.175
407	03	00	00	Transferencias y donaciones de capital internas	114.495.828	0	0	0	0	0	114.495.828
407	03	03	00	Transferencias de capital internas al sector público	114.495.828	0	0	0	0	0	114.495.828
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	114.495.828	0	0	0	0	0	114.495.828
				Totales	**945.098.293**	**0**	**0**	**0**	**0**	**0**	**945.098.293**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO, QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR

META: 945.098.293

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**945.098.293**	**0**	**0**	**0**	**0**	**0**	**945.098.293**
407	01	00	00	Transferencias y donaciones corrientes internas	830.602.465	0	0	0	0	0	830.602.465
407	01	03	00	Transferencias corrientes internas al sector público	830.602.465	0	0	0	0	0	830.602.465
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	718.382.290	0	0	0	0	0	718.382.290
				- A0145 Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganíqueles	1.761.960	0	0	0	0	0	1.761.960
				- A0220 Servicio Nacional de Administración y Enajenación de Bienes Asegurados o Incautados, Confiscados y Decomisados	1.494.985	0	0	0	0	0	1.494.985
				- A0423 Fundación Misión Identidad	114.188.952	0	0	0	0	0	114.188.952
				- A0498 Fundación para la Asistencia Social de la Policía Metropolitana (FUNDAPOL)	300.000	0	0	0	0	0	300.000
				- A1342 Servicio Administrativo de Identificación, Migración y Extranjería (SAIME)	143.034.488	0	0	0	0	0	143.034.488
				- A1358 Universidad Nacional Experimental de la Seguridad (UNES)	281.644.800	0	0	0	0	0	281.644.800
				- A1605 Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (FASMIJ)	175.957.105	0	0	0	0	0	175.957.105
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	112.220.175	0	0	0	0	0	112.220.175
				- A0054 Instituto Autónomo de Previsión Social del Cuerpo de Investigaciones Científicas, Penales y Criminalísticas	112.220.175	0	0	0	0	0	112.220.175
407	03	00	00	Transferencias y donaciones de capital internas	114.495.828	0	0	0	0	0	114.495.828
407	03	03	00	Transferencias de capital internas al sector público	114.495.828	0	0	0	0	0	114.495.828
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	114.495.828	0	0	0	0	0	114.495.828
				- A1358 Universidad Nacional Experimental de la Seguridad (UNES)	114.495.828	0	0	0	0	0	114.495.828
				Totales	**945.098.293**	**0**	**0**	**0**	**0**	**0**	**945.098.293**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO, QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR

META: 945.098.293

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 269999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO AUTÓNOMO DE PREVISIÓN SOCIAL DEL CUERPO DE INVESTIGACIONES CIENTÍFICAS, PENALES Y CRIMINALÍSTICAS

UNIDAD DE MEDIDA: *BOLÍVAR*

META: 112.220.175

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**112.220.175**	**0**	**0**	**0**	**0**	0	**112.220.175**
407	01	00	00	Transferencias y donaciones corrientes internas	112.220.175	0	0	0	0	0	112.220.175
407	01	03	00	Transferencias corrientes internas al sector público	112.220.175	0	0	0	0	0	112.220.175
407	01	03	05	Transferencias corrientes a instituciones de protección social para atender beneficios de la seguridad social	112.220.175	0	0	0	0	0	112.220.175
				Totales	**112.220.175**	**0**	**0**	**0**	**0**	0	**112.220.175**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO, QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR

META: 945.098.293

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 269999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE COMISIÓN NACIONAL DE CASINOS, SALAS DE BINGO Y MÁQUINAS TRAGANÍQUELES

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.761.960

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.761.960**	**0**	**0**	**0**	**0**	0	**1.761.960**
407	01	00	00	Transferencias y donaciones corrientes internas	1.761.960	0	0	0	0	0	1.761.960
407	01	03	00	Transferencias corrientes internas al sector público	1.761.960	0	0	0	0	0	1.761.960
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.761.960	0	0	0	0	0	1.761.960
				Totales	**1.761.960**	**0**	**0**	**0**	**0**	0	**1.761.960**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO, QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR

META: 945.098.293

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 269999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO NACIONAL DE ADMINISTRACIÓN Y ENAJENACIÓN DE BIENES ASEGURADOS O INCAUTADOS, CONFISCADOS Y DECOMISADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.494.985

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.494.985**	**0**	**0**	**0**	**0**	0	**1.494.985**
407	01	00	00	Transferencias y donaciones corrientes internas	1.494.985	0	0	0	0	0	1.494.985
407	01	03	00	Transferencias corrientes internas al sector público	1.494.985	0	0	0	0	0	1.494.985
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.494.985	0	0	0	0	0	1.494.985
				Totales	**1.494.985**	**0**	**0**	**0**	**0**	0	**1.494.985**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO, QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR

META: 945.098.293

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 269999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN FONDO ADMINISTRATIVO DE SALUD PARA EL MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA, DE SUS ÓRGANOS Y ENTES ADSCRITOS (FASMIJ)

UNIDAD DE MEDIDA: BOLÍVAR

META: 175.957.105

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**175.957.105**	**0**	**0**	**0**	**0**	0	**175.957.105**
407	01	00	00	Transferencias y donaciones corrientes internas	175.957.105	0	0	0	0	0	175.957.105
407	01	03	00	Transferencias corrientes internas al sector público	175.957.105	0	0	0	0	0	175.957.105
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	175.957.105	0	0	0	0	0	175.957.105
				Totales	**175.957.105**	**0**	**0**	**0**	**0**	0	**175.957.105**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO, QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 945.098.293

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 269999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE UNIVERSIDAD NACIONAL EXPERIMENTAL DE LA SEGURIDAD (UNES)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 396.140.628

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**396.140.628**	**0**	**0**	**0**	**0**	0	**396.140.628**
407	01	00	00	Transferencias y donaciones corrientes internas	281.644.800	0	0	0	0	0	281.644.800
407	01	03	00	Transferencias corrientes internas al sector público	281.644.800	0	0	0	0	0	281.644.800
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	281.644.800	0	0	0	0	0	281.644.800
407	03	00	00	Transferencias y donaciones de capital internas	114.495.828	0	0	0	0	0	114.495.828
407	03	03	00	Transferencias de capital internas al sector público	114.495.828	0	0	0	0	0	114.495.828
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	114.495.828	0	0	0	0	0	114.495.828
				Totales	**396.140.628**	**0**	**0**	**0**	**0**	0	**396.140.628**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO, QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR

META: 945.098.293

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 269999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MISIÓN IDENTIDAD

UNIDAD DE MEDIDA: BOLÍVAR

META: 114.188.952

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**114.188.952**	**0**	**0**	**0**	**0**	0	**114.188.952**
407	01	00	00	Transferencias y donaciones corrientes internas	114.188.952	0	0	0	0	0	114.188.952
407	01	03	00	Transferencias corrientes internas al sector público	114.188.952	0	0	0	0	0	114.188.952
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	114.188.952	0	0	0	0	0	114.188.952
				Totales	**114.188.952**	**0**	**0**	**0**	**0**	0	**114.188.952**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO, QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 945.098.293

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 269999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE SERVICIO ADMINISTRATIVO DE IDENTIFICACIÓN, MIGRACIÓN Y EXTRANJERÍA (SAIME)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 143.034.488

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**143.034.488**	**0**	**0**	**0**	**0**	0	**143.034.488**
407	01	00	00	Transferencias y donaciones corrientes internas	143.034.488	0	0	0	0	0	143.034.488
407	01	03	00	Transferencias corrientes internas al sector público	143.034.488	0	0	0	0	0	143.034.488
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	143.034.488	0	0	0	0	0	143.034.488
				Totales	**143.034.488**	**0**	**0**	**0**	**0**	0	**143.034.488**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

PROYECTO: 269999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO AL SERVICIO DEL CIUDADANO, QUE CONDUZCA A LA TRANSFORMACIÓN DE LA SOCIEDAD.

UNIDAD DE MEDIDA: BOLÍVAR

META: 945.098.293

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 269999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN PARA LA ASISTENCIA SOCIAL DE LA POLICÍA METROPOLITANA (FUNDAPOL)

UNIDAD DE MEDIDA: BOLÍVAR

META: 300.000

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN ADMINISTRATIVA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**300.000**	**0**	**0**	**0**	**0**	0	**300.000**
407	01	00	00	Transferencias y donaciones corrientes internas	300.000	0	0	0	0	0	300.000
407	01	03	00	Transferencias corrientes internas al sector público	300.000	0	0	0	0	0	300.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	300.000	0	0	0	0	0	300.000
				Totales	**300.000**	**0**	**0**	**0**	**0**	0	**300.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**448.013.463**	**0**	**0**	**0**	**0**	**0**	**448.013.463**
401	01	00	00	Sueldos, salarios y otras retribuciones	129.213.171	0	0	0	0	0	129.213.171
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	24.551.947	0	0	0	0	0	24.551.947
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	343.570	0	0	0	0	0	343.570
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	23.947.364	0	0	0	0	0	23.947.364
401	01	18	00	Remuneraciones al personal contratado	68.327.242	0	0	0	0	0	68.327.242
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	46.770	0	0	0	0	0	46.770
401	01	99	00	Otras retribuciones	11.971.037	0	0	0	0	0	11.971.037
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	52.242.510	0	0	0	0	0	52.242.510
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	25.087.098	0	0	0	0	0	25.087.098
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	317.789	0	0	0	0	0	317.789
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	26.837.623	0	0	0	0	0	26.837.623
401	03	00	00	Primas	7.406.279	0	0	0	0	0	7.406.279
401	03	02	00	Primas de transporte a empleados	3.600	0	0	0	0	0	3.600
401	03	03	00	Primas por hogar a empleados	201.960	0	0	0	0	0	201.960
401	03	04	00	Primas por hijos a empleados	7.200	0	0	0	0	0	7.200
401	03	08	00	Primas de profesionalización a empleados	2.668.077	0	0	0	0	0	2.668.077
401	03	09	00	Primas por antigüedad a empleados	2.621	0	0	0	0	0	2.621
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.338.723	0	0	0	0	0	2.338.723
401	03	18	00	Primas por hogar a obreros	256.320	0	0	0	0	0	256.320
401	03	19	00	Primas por hijos de obreros	29.520	0	0	0	0	0	29.520
401	03	22	00	Primas de profesionalización a obreros	686.195	0	0	0	0	0	686.195
401	03	31	00	Primas por riesgo al personal militar y de seguridad	44.396	0	0	0	0	0	44.396
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	53.083	0	0	0	0	0	53.083
401	03	95	00	Otras primas al personal de alto nivel y de dirección	92.584	0	0	0	0	0	92.584
401	03	97	00	Otras primas a empleados	500.500	0	0	0	0	0	500.500
401	03	98	00	Otras primas a obreros	521.500	0	0	0	0	0	521.500
401	04	00	00	Complementos de sueldos y salarios	81.513.691	0	0	0	0	0	81.513.691
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	4.000.000	0	0	0	0	0	4.000.000
401	04	03	00	Complemento a empleados por gastos de alimentación	132.000	0	0	0	0	0	132.000
401	04	05	00	Complemento a empleados por gastos de representación	12.000	0	0	0	0	0	12.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	04	06	00	Complemento a empleados por comisión de servicios	670.717	0	0	0	0	0	670.717
401	04	08	00	Bono compensatorio de alimentación a empleados	24.305.640	0	0	0	0	0	24.305.640
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.270.000	0	0	0	0	0	1.270.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.358.819	0	0	0	0	0	1.358.819
401	04	16	00	Complemento a obreros por gastos de alimentación	78.000	0	0	0	0	0	78.000
401	04	17	00	Complemento a obreros por gastos de transporte	4.676.400	0	0	0	0	0	4.676.400
401	04	18	00	Bono compensatorio de alimentación a obreros	22.478.920	0	0	0	0	0	22.478.920
401	04	26	00	Bono compensatorio de alimentación al personal contratado	17.858.080	0	0	0	0	0	17.858.080
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	13.680	0	0	0	0	0	13.680
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	27.360	0	0	0	0	0	27.360
401	04	96	00	Otros complementos a empleados	132.075	0	0	0	0	0	132.075
401	04	97	00	Otros complementos a obreros	4.500.000	0	0	0	0	0	4.500.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	54.389.386	0	0	0	0	0	54.389.386
401	05	01	00	Aguinaldos a empleados	9.236.199	0	0	0	0	0	9.236.199
401	05	03	00	Bono vacacional a empleados	9.703.937	0	0	0	0	0	9.703.937
401	05	04	00	Aguinaldos a obreros	10.445.707	0	0	0	0	0	10.445.707
401	05	06	00	Bono vacacional a obreros	12.921.356	0	0	0	0	0	12.921.356
401	05	07	00	Aguinaldos al personal contratado	10.657.007	0	0	0	0	0	10.657.007
401	05	08	00	Bono vacacional al personal contratado	1.325.969	0	0	0	0	0	1.325.969
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	27.590	0	0	0	0	0	27.590
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	11.036	0	0	0	0	0	11.036
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	37.101	0	0	0	0	0	37.101
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	23.484	0	0	0	0	0	23.484
401	06	00	00	Aportes patronales y legales	23.980.879	0	0	0	0	0	23.980.879
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.727.372	0	0	0	0	0	5.727.372
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.346.701	0	0	0	0	0	1.346.701
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.036.487	0	0	0	0	0	1.036.487
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	1.036.487	0	0	0	0	0	1.036.487
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.696.389	0	0	0	0	0	2.696.389
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.142.497	0	0	0	0	0	1.142.497
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.160.215	0	0	0	0	0	1.160.215
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	1.160.215	0	0	0	0	0	1.160.215

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA **ACCIÓN CENTRALIZADA:** 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.998.893	0	0	0	0	0	2.998.893
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	1.960.947	0	0	0	0	0	1.960.947
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	3.541	0	0	0	0	0	3.541
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	966	0	0	0	0	0	966
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	644	0	0	0	0	0	644
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	23.250	0	0	0	0	0	23.250
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	6.340	0	0	0	0	0	6.340
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	4.228	0	0	0	0	0	4.228
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	644	0	0	0	0	0	644
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	4.228	0	0	0	0	0	4.228
401	06	95	00	Otros aportes legales por personal contratado	3.670.835	0	0	0	0	0	3.670.835
401	07	00	00	Asistencia socio-económica	41.026.067	0	0	0	0	0	41.026.067
401	07	01	00	Capacitación y adiestramiento a empleados	270.400	0	0	0	0	0	270.400
401	07	02	00	Becas a empleados	4.000.000	0	0	0	0	0	4.000.000
401	07	03	00	Ayudas por matrimonio a empleados	145.000	0	0	0	0	0	145.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	320.000	0	0	0	0	0	320.000
401	07	05	00	Ayudas por defunción a empleados	112.500	0	0	0	0	0	112.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.400.000	0	0	0	0	0	1.400.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	5.769.642	0	0	0	0	0	5.769.642
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.000.000	0	0	0	0	0	3.000.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	4.000.000	0	0	0	0	0	4.000.000
401	07	18	00	Becas a obreros	4.244.400	0	0	0	0	0	4.244.400
401	07	19	00	Ayudas por matrimonio de obreros	94.500	0	0	0	0	0	94.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	108.000	0	0	0	0	0	108.000
401	07	21	00	Ayudas por defunción a obreros	76.500	0	0	0	0	0	76.500
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	519.000	0	0	0	0	0	519.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	3.989.293	0	0	0	0	0	3.989.293
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.603.500	0	0	0	0	0	2.603.500
401	07	26	00	Dotación de uniformes a obreros	7.500.000	0	0	0	0	0	7.500.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.836.800	0	0	0	0	0	1.836.800

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	33	00	Asistencia socio-económica al personal contratado	1.000.000	0	0	0	0	0	1.000.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	4.828	0	0	0	0	0	4.828
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	31.704	0	0	0	0	0	31.704
401	08	00	00	Prestaciones sociales e indemnizaciones	58.067.480	0	0	0	0	0	58.067.480
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	42.860.453	0	0	0	0	0	42.860.453
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	8.240.699	0	0	0	0	0	8.240.699
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.885.205	0	0	0	0	0	6.885.205
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	32.189	0	0	0	0	0	32.189
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	48.934	0	0	0	0	0	48.934
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000
401	94	01	00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular	42.000	0	0	0	0	0	42.000
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	72.000	0	0	0	0	0	72.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.891.826**	**0**	**0**	**0**	**0**	**0**	**2.891.826**
403	10	00	00	Servicios profesionales y técnicos	1.030.500	0	0	0	0	0	1.030.500
403	10	07	00	Servicios de capacitación y adiestramiento	1.030.500	0	0	0	0	0	1.030.500
403	18	00	00	Impuestos indirectos	473.499	0	0	0	0	0	473.499
403	18	01	00	Impuesto al valor agregado	473.499	0	0	0	0	0	473.499
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.387.827	0	0	0	0	0	1.387.827
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.387.827	0	0	0	0	0	1.387.827
				Totales	**450.905.289**	**0**	**0**	**0**	**0**	**0**	**450.905.289**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 260001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**448.013.463**	**0**	**0**	**0**	**0**	**0**	**448.013.463**
401	01	00	00	Sueldos, salarios y otras retribuciones	129.213.171	0	0	0	0	0	129.213.171
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	24.551.947	0	0	0	0	0	24.551.947
401	01	02	00	Sueldos básicos personal fijo a tiempo parcial	343.570	0	0	0	0	0	343.570
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	23.947.364	0	0	0	0	0	23.947.364
401	01	18	00	Remuneraciones al personal contratado	68.327.242	0	0	0	0	0	68.327.242
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	25.241	0	0	0	0	0	25.241
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	46.770	0	0	0	0	0	46.770
401	01	99	00	Otras retribuciones	11.971.037	0	0	0	0	0	11.971.037
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	52.242.510	0	0	0	0	0	52.242.510
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	25.087.098	0	0	0	0	0	25.087.098
401	02	02	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo parcial	317.789	0	0	0	0	0	317.789
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	26.837.623	0	0	0	0	0	26.837.623
401	03	00	00	Primas	7.406.279	0	0	0	0	0	7.406.279
401	03	02	00	Primas de transporte a empleados	3.600	0	0	0	0	0	3.600
401	03	03	00	Primas por hogar a empleados	201.960	0	0	0	0	0	201.960
401	03	04	00	Primas por hijos a empleados	7.200	0	0	0	0	0	7.200
401	03	08	00	Primas de profesionalización a empleados	2.668.077	0	0	0	0	0	2.668.077
401	03	09	00	Primas por antigüedad a empleados	2.621	0	0	0	0	0	2.621
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.338.723	0	0	0	0	0	2.338.723
401	03	18	00	Primas por hogar a obreros	256.320	0	0	0	0	0	256.320
401	03	19	00	Primas por hijos de obreros	29.520	0	0	0	0	0	29.520
401	03	22	00	Primas de profesionalización a obreros	686.195	0	0	0	0	0	686.195
401	03	31	00	Primas por riesgo al personal militar y de seguridad	44.396	0	0	0	0	0	44.396
401	03	94	00	Otras primas a los altos funcionarios y altas funcionarias del poder público y de elección popular	53.083	0	0	0	0	0	53.083
401	03	95	00	Otras primas al personal de alto nivel y de dirección	92.584	0	0	0	0	0	92.584
401	03	97	00	Otras primas a empleados	500.500	0	0	0	0	0	500.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 260001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	98	00	Otras primas a obreros	521.500	0	0	0	0	0	521.500
401	04	00	00	Complementos de sueldos y salarios	81.513.691	0	0	0	0	0	81.513.691
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	4.000.000	0	0	0	0	0	4.000.000
401	04	03	00	Complemento a empleados por gastos de alimentación	132.000	0	0	0	0	0	132.000
401	04	05	00	Complemento a empleados por gastos de representación	12.000	0	0	0	0	0	12.000
401	04	06	00	Complemento a empleados por comisión de servicios	670.717	0	0	0	0	0	670.717
401	04	08	00	Bono compensatorio de alimentación a empleados	24.305.640	0	0	0	0	0	24.305.640
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.270.000	0	0	0	0	0	1.270.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	1.358.819	0	0	0	0	0	1.358.819
401	04	16	00	Complemento a obreros por gastos de alimentación	78.000	0	0	0	0	0	78.000
401	04	17	00	Complemento a obreros por gastos de transporte	4.676.400	0	0	0	0	0	4.676.400
401	04	18	00	Bono compensatorio de alimentación a obreros	22.478.920	0	0	0	0	0	22.478.920
401	04	26	00	Bono compensatorio de alimentación al personal contratado	17.858.080	0	0	0	0	0	17.858.080
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	13.680	0	0	0	0	0	13.680
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	27.360	0	0	0	0	0	27.360
401	04	96	00	Otros complementos a empleados	132.075	0	0	0	0	0	132.075
401	04	97	00	Otros complementos a obreros	4.500.000	0	0	0	0	0	4.500.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	54.389.386	0	0	0	0	0	54.389.386
401	05	01	00	Aguinaldos a empleados	9.236.199	0	0	0	0	0	9.236.199
401	05	03	00	Bono vacacional a empleados	9.703.937	0	0	0	0	0	9.703.937
401	05	04	00	Aguinaldos a obreros	10.445.707	0	0	0	0	0	10.445.707
401	05	06	00	Bono vacacional a obreros	12.921.356	0	0	0	0	0	12.921.356
401	05	07	00	Aguinaldos al personal contratado	10.657.007	0	0	0	0	0	10.657.007
401	05	08	00	Bono vacacional al personal contratado	1.325.969	0	0	0	0	0	1.325.969
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	27.590	0	0	0	0	0	27.590
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	11.036	0	0	0	0	0	11.036
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	37.101	0	0	0	0	0	37.101
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	23.484	0	0	0	0	0	23.484

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 260001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	00	00	Aportes patronales y legales	23.980.879	0	0	0	0	0	23.980.879
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	5.727.372	0	0	0	0	0	5.727.372
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	1.346.701	0	0	0	0	0	1.346.701
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	1.036.487	0	0	0	0	0	1.036.487
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	1.036.487	0	0	0	0	0	1.036.487
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.696.389	0	0	0	0	0	2.696.389
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	1.142.497	0	0	0	0	0	1.142.497
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	1.160.215	0	0	0	0	0	1.160.215
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	1.160.215	0	0	0	0	0	1.160.215
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.998.893	0	0	0	0	0	2.998.893
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	1.960.947	0	0	0	0	0	1.960.947
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	3.541	0	0	0	0	0	3.541
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	966	0	0	0	0	0	966
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	644	0	0	0	0	0	644
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	23.250	0	0	0	0	0	23.250
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	6.340	0	0	0	0	0	6.340
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	4.228	0	0	0	0	0	4.228
401	06	93	00	Otros aportes legales por altos funcionarios y altas funcionarias del poder público y de elección popular	644	0	0	0	0	0	644
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	4.228	0	0	0	0	0	4.228
401	06	95	00	Otros aportes legales por personal contratado	3.670.835	0	0	0	0	0	3.670.835
401	07	00	00	Asistencia socio-económica	41.026.067	0	0	0	0	0	41.026.067
401	07	01	00	Capacitación y adiestramiento a empleados	270.400	0	0	0	0	0	270.400
401	07	02	00	Becas a empleados	4.000.000	0	0	0	0	0	4.000.000
401	07	03	00	Ayudas por matrimonio a empleados	145.000	0	0	0	0	0	145.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	320.000	0	0	0	0	0	320.000
401	07	05	00	Ayudas por defunción a empleados	112.500	0	0	0	0	0	112.500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 260001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	1.400.000	0	0	0	0	0	1.400.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	5.769.642	0	0	0	0	0	5.769.642
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	3.000.000	0	0	0	0	0	3.000.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	4.000.000	0	0	0	0	0	4.000.000
401	07	18	00	Becas a obreros	4.244.400	0	0	0	0	0	4.244.400
401	07	19	00	Ayudas por matrimonio de obreros	94.500	0	0	0	0	0	94.500
401	07	20	00	Ayudas por nacimiento de hijos de obreros	108.000	0	0	0	0	0	108.000
401	07	21	00	Ayudas por defunción a obreros	76.500	0	0	0	0	0	76.500
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	519.000	0	0	0	0	0	519.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	3.989.293	0	0	0	0	0	3.989.293
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.603.500	0	0	0	0	0	2.603.500
401	07	26	00	Dotación de uniformes a obreros	7.500.000	0	0	0	0	0	7.500.000
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.836.800	0	0	0	0	0	1.836.800
401	07	33	00	Asistencia socio-económica al personal contratado	1.000.000	0	0	0	0	0	1.000.000
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	4.828	0	0	0	0	0	4.828
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	31.704	0	0	0	0	0	31.704
401	08	00	00	Prestaciones sociales e indemnizaciones	58.067.480	0	0	0	0	0	58.067.480
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	42.860.453	0	0	0	0	0	42.860.453
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	8.240.699	0	0	0	0	0	8.240.699
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	6.885.205	0	0	0	0	0	6.885.205
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	32.189	0	0	0	0	0	32.189
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	48.934	0	0	0	0	0	48.934
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	60.000	0	0	0	0	0	60.000
401	94	01	00	Otros gastos de los altos funcionarios y altas funcionarias del poder público y de elección popular	42.000	0	0	0	0	0	42.000
401	95	01	00	Otros gastos del personal de alto nivel y de dirección	72.000	0	0	0	0	0	72.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.891.826**	**0**	**0**	**0**	**0**	**0**	**2.891.826**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 260001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	1.030.500	0	0	0	0	0	1.030.500
403	10	07	00	Servicios de capacitación y adiestramiento	1.030.500	0	0	0	0	0	1.030.500
403	18	00	00	Impuestos indirectos	473.499	0	0	0	0	0	473.499
403	18	01	00	Impuesto al valor agregado	473.499	0	0	0	0	0	473.499
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	1.387.827	0	0	0	0	0	1.387.827
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	1.387.827	0	0	0	0	0	1.387.827
				Totales	**450.905.289**	**0**	**0**	**0**	**0**	**0**	**450.905.289**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.131.522**	**0**	**0**	**0**	**0**	**0**	**10.131.522**
402	01	00	00	Productos alimenticios y agropecuarios	2.581.865	0	0	0	0	0	2.581.865
402	01	01	00	Alimentos y bebidas para personas	2.581.865	0	0	0	0	0	2.581.865
402	02	00	00	Productos de minas, canteras y yacimientos	5.409	0	0	0	0	0	5.409
402	02	05	00	Piedra, arcilla, arena y tierra	5.409	0	0	0	0	0	5.409
402	03	00	00	Textiles y vestuarios	312.652	0	0	0	0	0	312.652
402	03	01	00	Textiles	135.652	0	0	0	0	0	135.652
402	03	02	00	Prendas de vestir	177.000	0	0	0	0	0	177.000
402	04	00	00	Productos de cuero y caucho	262.800	0	0	0	0	0	262.800
402	04	03	00	Cauchos y tripas para vehículos	262.800	0	0	0	0	0	262.800
402	05	00	00	Productos de papel, cartón e impresos	1.313.996	0	0	0	0	0	1.313.996
402	05	01	00	Pulpa de madera, papel y cartón	234.250	0	0	0	0	0	234.250
402	05	03	00	Productos de papel y cartón para oficina	975.293	0	0	0	0	0	975.293
402	05	04	00	Libros, revistas y periódicos	63.253	0	0	0	0	0	63.253
402	05	05	00	Material de enseñanza	24.240	0	0	0	0	0	24.240
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	16.960	0	0	0	0	0	16.960
402	06	00	00	Productos químicos y derivados	1.478.672	0	0	0	0	0	1.478.672
402	06	03	00	Tintas, pinturas y colorantes	430.019	0	0	0	0	0	430.019
402	06	04	00	Productos farmacéuticos y medicamentos	220.000	0	0	0	0	0	220.000
402	06	06	00	Combustibles y lubricantes	423.832	0	0	0	0	0	423.832
402	06	08	00	Productos plásticos	404.821	0	0	0	0	0	404.821
402	07	00	00	Productos minerales no metálicos	31.689	0	0	0	0	0	31.689
402	07	02	00	Vidrios y productos de vidrio	5.178	0	0	0	0	0	5.178
402	07	04	00	Cemento, cal y yeso	26.511	0	0	0	0	0	26.511
402	08	00	00	Productos metálicos	870.922	0	0	0	0	0	870.922
402	08	01	00	Productos primarios de hierro y acero	52.885	0	0	0	0	0	52.885
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	469.207	0	0	0	0	0	469.207
402	08	09	00	Repuestos y accesorios para equipos de transporte	178.830	0	0	0	0	0	178.830
402	08	10	00	Repuestos y accesorios para otros equipos	170.000	0	0	0	0	0	170.000
402	09	00	00	Productos de madera	37.881	0	0	0	0	0	37.881
402	09	01	00	Productos primarios de madera	37.881	0	0	0	0	0	37.881
402	10	00	00	Productos varios y útiles diversos	2.474.357	0	0	0	0	0	2.474.357
402	10	01	00	Artículos de deporte, recreación y juguetes	50.000	0	0	0	0	0	50.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	264.889	0	0	0	0	0	264.889
402	10	03	00	Utensilios de cocina y comedor	13.000	0	0	0	0	0	13.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	52.203	0	0	0	0	0	52.203
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	302.533	0	0	0	0	0	302.533
402	10	06	00	Condecoraciones, ofrendas y similares	494.500	0	0	0	0	0	494.500
402	10	07	00	Productos de seguridad en el trabajo	45.403	0	0	0	0	0	45.403
402	10	08	00	Materiales para equipos de computación	776.162	0	0	0	0	0	776.162
402	10	11	00	Materiales eléctricos	261.900	0	0	0	0	0	261.900
402	10	12	00	Materiales para instalaciones sanitarias	204.447	0	0	0	0	0	204.447
402	10	13	00	Materiales fotográficos	320	0	0	0	0	0	320
402	10	99	00	Otros productos y útiles diversos	9.000	0	0	0	0	0	9.000
402	99	00	00	Otros materiales y suministros	761.279	0	0	0	0	0	761.279
402	99	01	00	Otros materiales y suministros	761.279	0	0	0	0	0	761.279
403	**00**	**00**	**00**	**Servicios no personales**	**73.924.694**	**0**	**0**	**0**	**0**	**0**	**73.924.694**
403	01	00	00	Alquileres de inmuebles	1.360.641	0	0	0	0	0	1.360.641
403	01	01	00	Alquileres de edificios y locales	1.360.641	0	0	0	0	0	1.360.641
403	02	00	00	Alquileres de maquinaria y equipos	3.216.000	0	0	0	0	0	3.216.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.216.000	0	0	0	0	0	3.216.000
403	04	00	00	Servicios básicos	35.810.343	0	0	0	0	0	35.810.343
403	04	01	00	Electricidad	9.000.000	0	0	0	0	0	9.000.000
403	04	03	00	Agua	7.059.000	0	0	0	0	0	7.059.000
403	04	04	00	Teléfonos	17.900.343	0	0	0	0	0	17.900.343
403	04	05	00	Servicio de comunicaciones	1.000.000	0	0	0	0	0	1.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	601.000	0	0	0	0	0	601.000
403	04	07	00	Servicio de condominio	250.000	0	0	0	0	0	250.000
403	06	00	00	Servicios de transporte y almacenaje	100.135	0	0	0	0	0	100.135
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	100.135	0	0	0	0	0	100.135
403	07	00	00	Servicios de información, impresión y relaciones públicas	930.575	0	0	0	0	0	930.575
403	07	01	00	Publicidad y propaganda	178.666	0	0	0	0	0	178.666
403	07	02	00	Imprenta y reproducción	185.600	0	0	0	0	0	185.600
403	07	03	00	Relaciones sociales	116.309	0	0	0	0	0	116.309
403	07	04	00	Avisos	450.000	0	0	0	0	0	450.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	12.923.430	0	0	0	0	0	12.923.430

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	01	00	Primas y gastos de seguros	12.628.124	0	0	0	0	0	12.628.124
403	08	02	00	Comisiones y gastos bancarios	295.306	0	0	0	0	0	295.306
403	09	00	00	Viáticos y pasajes	1.685.974	0	0	0	0	0	1.685.974
403	09	01	00	Viáticos y pasajes dentro del país	1.326.167	0	0	0	0	0	1.326.167
403	09	02	00	Viáticos y pasajes fuera del país	359.807	0	0	0	0	0	359.807
403	10	00	00	Servicios profesionales y técnicos	1.699.649	0	0	0	0	0	1.699.649
403	10	01	00	Servicios jurídicos	8.000	0	0	0	0	0	8.000
403	10	02	00	Servicios de contabilidad y auditoría	35.004	0	0	0	0	0	35.004
403	10	04	00	Servicios de ingeniería y arquitectónicos	85.240	0	0	0	0	0	85.240
403	10	09	00	Servicios de lavandería y tintorería	13.000	0	0	0	0	0	13.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.405.905	0	0	0	0	0	1.405.905
403	10	99	00	Otros servicios profesionales y técnicos	152.500	0	0	0	0	0	152.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.559.500	0	0	0	0	0	2.559.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	0	2.000.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	509.500	0	0	0	0	0	509.500
403	12	00	00	Conservación y reparaciones menores de obras	1.155.000	0	0	0	0	0	1.155.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.155.000	0	0	0	0	0	1.155.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.500.000	0	0	0	0	0	2.500.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.500.000	0	0	0	0	0	2.500.000
403	18	00	00	Impuestos indirectos	6.547.630	0	0	0	0	0	6.547.630
403	18	01	00	Impuesto al valor agregado	6.547.630	0	0	0	0	0	6.547.630
403	99	00	00	Otros servicios no personales	3.435.817	0	0	0	0	0	3.435.817
403	99	01	00	Otros servicios no personales	3.435.817	0	0	0	0	0	3.435.817
404	**00**	**00**	**00**	**Activos reales**	**5.698.420**	**0**	**0**	**0**	**0**	**0**	**5.698.420**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	25.543	0	0	0	0	0	25.543
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	4.643	0	0	0	0	0	4.643
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	20.900	0	0	0	0	0	20.900
404	04	00	00	Equipos de transporte, tracción y elevación	3.151.651	0	0	0	0	0	3.151.651
404	04	99	00	Otros equipos de transporte, tracción y elevación	3.151.651	0	0	0	0	0	3.151.651
404	05	00	00	Equipos de comunicaciones y de señalamiento	150.683	0	0	0	0	0	150.683
404	05	01	00	Equipos de telecomunicaciones	150.683	0	0	0	0	0	150.683

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	203.000	0	0	0	0	0	203.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	3.000	0	0	0	0	0	3.000
404	07	03	00	Obras de arte	200.000	0	0	0	0	0	200.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.955.838	0	0	0	0	0	1.955.838
404	09	01	00	Mobiliario y equipos de oficina	874.200	0	0	0	0	0	874.200
404	09	02	00	Equipos de computación	835.000	0	0	0	0	0	835.000
404	09	03	00	Mobiliario y equipos de alojamiento	246.638	0	0	0	0	0	246.638
404	99	00	00	Otros activos reales	211.705	0	0	0	0	0	211.705
404	99	01	00	Otros activos reales	211.705	0	0	0	0	0	211.705
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**45.791.237**	**0**	**0**	**0**	**0**	**0**	**45.791.237**
406	01	00	00	Gastos de defensa y seguridad del Estado	45.791.237	0	0	0	0	0	45.791.237
406	01	01	00	Gastos de defensa y seguridad del Estado	45.791.237	0	0	0	0	0	45.791.237
407	**00**	**00**	**00**	**Transferencias y donaciones**	**138.618.567**	**0**	**0**	**0**	**0**	**0**	**138.618.567**
407	01	00	00	Transferencias y donaciones corrientes internas	138.618.567	0	0	0	0	0	138.618.567
407	01	01	00	Transferencias corrientes internas al sector privado	152.500	0	0	0	0	0	152.500
407	01	01	76	Subsidios a entidades religiosas	130.000	0	0	0	0	0	130.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	22.500	0	0	0	0	0	22.500
407	01	02	00	Donaciones corrientes internas al sector privado	2.216.692	0	0	0	0	0	2.216.692
407	01	02	01	Donaciones corrientes a personas	2.216.692	0	0	0	0	0	2.216.692
407	01	03	00	Transferencias corrientes internas al sector público	136.249.375	0	0	0	0	0	136.249.375
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	136.249.375	0	0	0	0	0	136.249.375
411	**00**	**00**	**00**	**Disminución de pasivos**	**47.290.339**	**0**	**0**	**0**	**0**	**0**	**47.290.339**
411	11	00	00	Obligaciones de ejercicios anteriores	47.290.339	0	0	0	0	0	47.290.339
411	11	04	00	Compromisos pendientes de ejercicios anteriores	22.290.339	0	0	0	0	0	22.290.339
411	11	05	00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	25.000.000	0	0	0	0	0	25.000.000
				Totales	**321.454.779**	**0**	**0**	**0**	**0**	**0**	**321.454.779**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	***00***	***00***	***00***	**Transferencias y donaciones**	**136.401.875**	**0**	**0**	**0**	**0**	**0**	**136.401.875**
407	01	00	00	Transferencias y donaciones corrientes internas	136.401.875	0	0	0	0	0	136.401.875
407	01	01	00	Transferencias corrientes internas al sector privado	152.500	0	0	0	0	0	152.500
407	01	01	76	Subsidios a entidades religiosas	130.000	0	0	0	0	0	130.000
				- S0871 Otras ayudas para reparar edificaciones Eclesiásticas	130.000	0	0	0	0	0	130.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	22.500	0	0	0	0	0	22.500
				- S0932 Sociedad Bolivariana	22.500	0	0	0	0	0	22.500
407	01	03	00	Transferencias corrientes internas al sector público	136.249.375	0	0	0	0	0	136.249.375
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	136.249.375	0	0	0	0	0	136.249.375
				- A0145 Comisión Nacional de Casinos, Salas de Bingo y Máquinas Traganíqueles	1.334.198	0	0	0	0	0	1.334.198
				- A0220 Servicio Nacional de Administración y Enajenación de Bienes Asegurados o Incautados, Confiscados y Decomisados	1.505.015	0	0	0	0	0	1.505.015
				- A1358 Universidad Nacional Experimental de la Seguridad (UNES)	113.859.372	0	0	0	0	0	113.859.372
				- A1605 Fundación Fondo Administrativo de Salud para el Ministerio del Poder Popular para Relaciones Interiores y Justicia, de sus Órganos y Entes Adscritos (FASMIJ)	19.550.790	0	0	0	0	0	19.550.790
				Totales	**136.401.875**	**0**	**0**	**0**	**0**	**0**	**136.401.875**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 260002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.131.522**	**0**	**0**	**0**	**0**	**0**	**10.131.522**
402	01	00	00	Productos alimenticios y agropecuarios	2.581.865	0	0	0	0	0	2.581.865
402	01	01	00	Alimentos y bebidas para personas	2.581.865	0	0	0	0	0	2.581.865
402	02	00	00	Productos de minas, canteras y yacimientos	5.409	0	0	0	0	0	5.409
402	02	05	00	Piedra, arcilla, arena y tierra	5.409	0	0	0	0	0	5.409
402	03	00	00	Textiles y vestuarios	312.652	0	0	0	0	0	312.652
402	03	01	00	Textiles	135.652	0	0	0	0	0	135.652
402	03	02	00	Prendas de vestir	177.000	0	0	0	0	0	177.000
402	04	00	00	Productos de cuero y caucho	262.800	0	0	0	0	0	262.800
402	04	03	00	Cauchos y tripas para vehículos	262.800	0	0	0	0	0	262.800
402	05	00	00	Productos de papel, cartón e impresos	1.313.996	0	0	0	0	0	1.313.996
402	05	01	00	Pulpa de madera, papel y cartón	234.250	0	0	0	0	0	234.250
402	05	03	00	Productos de papel y cartón para oficina	975.293	0	0	0	0	0	975.293
402	05	04	00	Libros, revistas y periódicos	63.253	0	0	0	0	0	63.253
402	05	05	00	Material de enseñanza	24.240	0	0	0	0	0	24.240
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	16.960	0	0	0	0	0	16.960
402	06	00	00	Productos químicos y derivados	1.478.672	0	0	0	0	0	1.478.672
402	06	03	00	Tintas, pinturas y colorantes	430.019	0	0	0	0	0	430.019
402	06	04	00	Productos farmacéuticos y medicamentos	220.000	0	0	0	0	0	220.000
402	06	06	00	Combustibles y lubricantes	423.832	0	0	0	0	0	423.832
402	06	08	00	Productos plásticos	404.821	0	0	0	0	0	404.821
402	07	00	00	Productos minerales no metálicos	31.689	0	0	0	0	0	31.689
402	07	02	00	Vidrios y productos de vidrio	5.178	0	0	0	0	0	5.178
402	07	04	00	Cemento, cal y yeso	26.511	0	0	0	0	0	26.511
402	08	00	00	Productos metálicos	870.922	0	0	0	0	0	870.922
402	08	01	00	Productos primarios de hierro y acero	52.885	0	0	0	0	0	52.885
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	469.207	0	0	0	0	0	469.207
402	08	09	00	Repuestos y accesorios para equipos de transporte	178.830	0	0	0	0	0	178.830

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 260002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	10	00	Repuestos y accesorios para otros equipos	170.000	0	0	0	0	0	170.000
402	09	00	00	Productos de madera	37.881	0	0	0	0	0	37.881
402	09	01	00	Productos primarios de madera	37.881	0	0	0	0	0	37.881
402	10	00	00	Productos varios y útiles diversos	2.474.357	0	0	0	0	0	2.474.357
402	10	01	00	Artículos de deporte, recreación y juguetes	50.000	0	0	0	0	0	50.000
402	10	02	00	Materiales y útiles de limpieza y aseo	264.889	0	0	0	0	0	264.889
402	10	03	00	Utensilios de cocina y comedor	13.000	0	0	0	0	0	13.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	52.203	0	0	0	0	0	52.203
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	302.533	0	0	0	0	0	302.533
402	10	06	00	Condecoraciones, ofrendas y similares	494.500	0	0	0	0	0	494.500
402	10	07	00	Productos de seguridad en el trabajo	45.403	0	0	0	0	0	45.403
402	10	08	00	Materiales para equipos de computación	776.162	0	0	0	0	0	776.162
402	10	11	00	Materiales eléctricos	261.900	0	0	0	0	0	261.900
402	10	12	00	Materiales para instalaciones sanitarias	204.447	0	0	0	0	0	204.447
402	10	13	00	Materiales fotográficos	320	0	0	0	0	0	320
402	10	99	00	Otros productos y útiles diversos	9.000	0	0	0	0	0	9.000
402	99	00	00	Otros materiales y suministros	761.279	0	0	0	0	0	761.279
402	99	01	00	Otros materiales y suministros	761.279	0	0	0	0	0	761.279
403	**00**	**00**	**00**	**Servicios no personales**	**73.924.694**	**0**	**0**	**0**	**0**	**0**	**73.924.694**
403	01	00	00	Alquileres de inmuebles	1.360.641	0	0	0	0	0	1.360.641
403	01	01	00	Alquileres de edificios y locales	1.360.641	0	0	0	0	0	1.360.641
403	02	00	00	Alquileres de maquinaria y equipos	3.216.000	0	0	0	0	0	3.216.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.216.000	0	0	0	0	0	3.216.000
403	04	00	00	Servicios básicos	35.810.343	0	0	0	0	0	35.810.343
403	04	01	00	Electricidad	9.000.000	0	0	0	0	0	9.000.000
403	04	03	00	Agua	7.059.000	0	0	0	0	0	7.059.000
403	04	04	00	Teléfonos	17.900.343	0	0	0	0	0	17.900.343
403	04	05	00	Servicio de comunicaciones	1.000.000	0	0	0	0	0	1.000.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 260002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	06	00	Servicio de aseo urbano y domiciliario	601.000	0	0	0	0	0	601.000
403	04	07	00	Servicio de condominio	250.000	0	0	0	0	0	250.000
403	06	00	00	Servicios de transporte y almacenaje	100.135	0	0	0	0	0	100.135
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	100.135	0	0	0	0	0	100.135
403	07	00	00	Servicios de información, impresión y relaciones públicas	930.575	0	0	0	0	0	930.575
403	07	01	00	Publicidad y propaganda	178.666	0	0	0	0	0	178.666
403	07	02	00	Imprenta y reproducción	185.600	0	0	0	0	0	185.600
403	07	03	00	Relaciones sociales	116.309	0	0	0	0	0	116.309
403	07	04	00	Avisos	450.000	0	0	0	0	0	450.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	12.923.430	0	0	0	0	0	12.923.430
403	08	01	00	Primas y gastos de seguros	12.628.124	0	0	0	0	0	12.628.124
403	08	02	00	Comisiones y gastos bancarios	295.306	0	0	0	0	0	295.306
403	09	00	00	Viáticos y pasajes	1.685.974	0	0	0	0	0	1.685.974
403	09	01	00	Viáticos y pasajes dentro del país	1.326.167	0	0	0	0	0	1.326.167
403	09	02	00	Viáticos y pasajes fuera del país	359.807	0	0	0	0	0	359.807
403	10	00	00	Servicios profesionales y técnicos	1.699.649	0	0	0	0	0	1.699.649
403	10	01	00	Servicios jurídicos	8.000	0	0	0	0	0	8.000
403	10	02	00	Servicios de contabilidad y auditoría	35.004	0	0	0	0	0	35.004
403	10	04	00	Servicios de ingeniería y arquitectónicos	85.240	0	0	0	0	0	85.240
403	10	09	00	Servicios de lavandería y tintorería	13.000	0	0	0	0	0	13.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.405.905	0	0	0	0	0	1.405.905
403	10	99	00	Otros servicios profesionales y técnicos	152.500	0	0	0	0	0	152.500
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.559.500	0	0	0	0	0	2.559.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.000.000	0	0	0	0	0	2.000.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	509.500	0	0	0	0	0	509.500
403	12	00	00	Conservación y reparaciones menores de obras	1.155.000	0	0	0	0	0	1.155.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.155.000	0	0	0	0	0	1.155.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 260002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	2.500.000	0	0	0	0	0	2.500.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	2.500.000	0	0	0	0	0	2.500.000
403	18	00	00	Impuestos indirectos	6.547.630	0	0	0	0	0	6.547.630
403	18	01	00	Impuesto al valor agregado	6.547.630	0	0	0	0	0	6.547.630
403	99	00	00	Otros servicios no personales	3.435.817	0	0	0	0	0	3.435.817
403	99	01	00	Otros servicios no personales	3.435.817	0	0	0	0	0	3.435.817
404	**00**	**00**	**00**	**Activos reales**	**5.698.420**	**0**	**0**	**0**	**0**	**0**	**5.698.420**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	25.543	0	0	0	0	0	25.543
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	4.643	0	0	0	0	0	4.643
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	20.900	0	0	0	0	0	20.900
404	04	00	00	Equipos de transporte, tracción y elevación	3.151.651	0	0	0	0	0	3.151.651
404	04	99	00	Otros equipos de transporte, tracción y elevación	3.151.651	0	0	0	0	0	3.151.651
404	05	00	00	Equipos de comunicaciones y de señalamiento	150.683	0	0	0	0	0	150.683
404	05	01	00	Equipos de telecomunicaciones	150.683	0	0	0	0	0	150.683
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	203.000	0	0	0	0	0	203.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	3.000	0	0	0	0	0	3.000
404	07	03	00	Obras de arte	200.000	0	0	0	0	0	200.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.955.838	0	0	0	0	0	1.955.838
404	09	01	00	Mobiliario y equipos de oficina	874.200	0	0	0	0	0	874.200
404	09	02	00	Equipos de computación	835.000	0	0	0	0	0	835.000
404	09	03	00	Mobiliario y equipos de alojamiento	246.638	0	0	0	0	0	246.638
404	99	00	00	Otros activos reales	211.705	0	0	0	0	0	211.705
404	99	01	00	Otros activos reales	211.705	0	0	0	0	0	211.705
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**45.791.237**	**0**	**0**	**0**	**0**	**0**	**45.791.237**
406	01	00	00	Gastos de defensa y seguridad del Estado	45.791.237	0	0	0	0	0	45.791.237
406	01	01	00	Gastos de defensa y seguridad del Estado	45.791.237	0	0	0	0	0	45.791.237
411	**00**	**00**	**00**	**Disminución de pasivos**	**47.290.339**	**0**	**0**	**0**	**0**	**0**	**47.290.339**
411	11	00	00	Obligaciones de ejercicios anteriores	47.290.339	0	0	0	0	0	47.290.339

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 260002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	11	04	00	Compromisos pendientes de ejercicios anteriores	22.290.339	0	0	0	0	0	22.290.339
411	11	05	00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	25.000.000	0	0	0	0	0	25.000.000
				Totales	**182.836.212**	**0**	**0**	**0**	**0**	**0**	**182.836.212**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 260002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.369.192**	**0**	**0**	**0**	**0**	**0**	**2.369.192**
407	01	00	00	Transferencias y donaciones corrientes internas	2.369.192	0	0	0	0	0	2.369.192
407	01	01	00	Transferencias corrientes internas al sector privado	152.500	0	0	0	0	0	152.500
407	01	01	76	Subsidios a entidades religiosas	130.000	0	0	0	0	0	130.000
407	01	01	99	Otras transferencias corrientes internas al sector privado	22.500	0	0	0	0	0	22.500
407	01	02	00	Donaciones corrientes internas al sector privado	2.216.692	0	0	0	0	0	2.216.692
407	01	02	01	Donaciones corrientes a personas	2.216.692	0	0	0	0	0	2.216.692
				Totales	**2.369.192**	**0**	**0**	**0**	**0**	**0**	**2.369.192**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 260002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**136.249.375**	**0**	**0**	**0**	**0**	**0**	**136.249.375**
407	01	00	00	Transferencias y donaciones corrientes internas	136.249.375	0	0	0	0	0	136.249.375
407	01	03	00	Transferencias corrientes internas al sector público	136.249.375	0	0	0	0	0	136.249.375
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	136.249.375	0	0	0	0	0	136.249.375
				Totales	**136.249.375**	**0**	**0**	**0**	**0**	**0**	**136.249.375**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**189.034.469**	**0**	**0**	**0**	**0**	**0**	**189.034.469**
407	01	00	00	Transferencias y donaciones corrientes internas	189.034.469	0	0	0	0	0	189.034.469
407	01	01	00	Transferencias corrientes internas al sector privado	189.034.469	0	0	0	0	0	189.034.469
407	01	01	01	Pensiones del personal empleado, obrero y militar	56.806.233	0	0	0	0	0	56.806.233
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	112.060.691	0	0	0	0	0	112.060.691
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	587.673	0	0	0	0	0	587.673
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	5.578.766	0	0	0	0	0	5.578.766
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.759.520	0	0	0	0	0	1.759.520
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	1.858.395	0	0	0	0	0	1.858.395
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	6.817.911	0	0	0	0	0	6.817.911
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	3.565.280	0	0	0	0	0	3.565.280
				Totales	**189.034.469**	**0**	**0**	**0**	**0**	**0**	**189.034.469**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 260003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**189.034.469**	**0**	**0**	**0**	**0**	**0**	**189.034.469**
407	01	00	00	Transferencias y donaciones corrientes internas	189.034.469	0	0	0	0	0	189.034.469
407	01	01	00	Transferencias corrientes internas al sector privado	189.034.469	0	0	0	0	0	189.034.469
407	01	01	01	Pensiones del personal empleado, obrero y militar	56.806.233	0	0	0	0	0	56.806.233
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	112.060.691	0	0	0	0	0	112.060.691
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	587.673	0	0	0	0	0	587.673
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	5.578.766	0	0	0	0	0	5.578.766
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	1.759.520	0	0	0	0	0	1.759.520
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	1.858.395	0	0	0	0	0	1.858.395
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	6.817.911	0	0	0	0	0	6.817.911
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	3.565.280	0	0	0	0	0	3.565.280
				Totales	**189.034.469**	**0**	**0**	**0**	**0**	**0**	**189.034.469**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**46.662.986.824**	**0**	**0**	**0**	**0**	**0**	**46.662.986.824**
407	05	00	00	Situado	46.612.986.824	0	0	0	0	0	46.612.986.824
407	05	01	00	Situado Constitucional	46.612.986.824	0	0	0	0	0	46.612.986.824
407	05	01	01	Situado Estadal	37.290.389.459	0	0	0	0	0	37.290.389.459
407	05	01	02	Situado Municipal	9.322.597.365	0	0	0	0	0	9.322.597.365
407	07	00	00	Subsidio de capitalidad	50.000.000	0	0	0	0	0	50.000.000
407	07	01	00	Subsidio de capitalidad	50.000.000	0	0	0	0	0	50.000.000
				Totales	**46.662.986.824**	**0**	**0**	**0**	**0**	**0**	**46.662.986.824**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	***00***	***00***	***00***	**Transferencias y donaciones**	**46.662.986.824**	**0**	**0**	**0**	**0**	**0**	**46.662.986.824**
407	05	00	00	Situado	46.612.986.824	0	0	0	0	0	46.612.986.824
407	05	01	00	Situado Constitucional	46.612.986.824	0	0	0	0	0	46.612.986.824
407	05	01	01	Situado Estadal	37.290.389.459	0	0	0	0	0	37.290.389.459
				- E5000 Distrito Capital	2.323.737.753	0	0	0	0	0	2.323.737.753
				- E5100 Estado Amazonas	607.511.674	0	0	0	0	0	607.511.674
				- E5200 Estado Anzoátegui	1.869.985.618	0	0	0	0	0	1.869.985.618
				- E5300 Estado Apure	933.660.760	0	0	0	0	0	933.660.760
				- E5400 Estado Aragua	2.030.851.098	0	0	0	0	0	2.030.851.098
				- E5500 Estado Barinas	1.202.193.260	0	0	0	0	0	1.202.193.260
				- E5600 Estado Bolivar	1.937.770.044	0	0	0	0	0	1.937.770.044
				- E5700 Estado Carabobo	2.573.642.096	0	0	0	0	0	2.573.642.096
				- E5800 Estado Cojedes	756.191.732	0	0	0	0	0	756.191.732
				- E5900 Estado Delta Amacuro	615.840.237	0	0	0	0	0	615.840.237
				- E6000 Estado Falcón	1.328.795.862	0	0	0	0	0	1.328.795.862
				- E6100 Estado Guárico	1.183.530.848	0	0	0	0	0	1.183.530.848
				- E6200 Estado Lara	2.168.202.132	0	0	0	0	0	2.168.202.132
				- E6300 Estado Mérida	1.277.511.338	0	0	0	0	0	1.277.511.338
				- E6400 Estado Miranda	3.161.577.037	0	0	0	0	0	3.161.577.037
				- E6500 Estado Monagas	1.295.621.265	0	0	0	0	0	1.295.621.265
				- E6600 Estado Nueva Esparta	877.431.097	0	0	0	0	0	877.431.097
				- E6700 Estado Portuguesa	1.309.390.361	0	0	0	0	0	1.309.390.361
				- E6800 Estado Sucre	1.336.860.919	0	0	0	0	0	1.336.860.919
				- E6900 Estado Táchira	1.594.827.685	0	0	0	0	0	1.594.827.685
				- E7000 Estado Trujillo	1.151.144.136	0	0	0	0	0	1.151.144.136
				- E7100 Estado Yaracuy	1.044.862.282	0	0	0	0	0	1.044.862.282
				- E7200 Estado Zulia	3.938.095.712	0	0	0	0	0	3.938.095.712
				- E7300 Estado Vargas	771.154.513	0	0	0	0	0	771.154.513
407	05	01	02	Situado Municipal	9.322.597.365	0	0	0	0	0	9.322.597.365
				- E5001 Municipio Libertador	522.840.994	0	0	0	0	0	522.840.994

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E5101 Municipio Atures	58.967.705	0	0	0	0	0	58.967.705
				- E5102 Municipio Alto Orinoco	21.040.750	0	0	0	0	0	21.040.750
				- E5103 Municipio Atabapo	16.603.638	0	0	0	0	0	16.603.638
				- E5104 Municipio Autana	14.718.931	0	0	0	0	0	14.718.931
				- E5105 Municipio Guainía	11.316.625	0	0	0	0	0	11.316.625
				- E5106 Municipio Manapiare	16.472.112	0	0	0	0	0	16.472.112
				- E5107 Municipio Río Negro	12.758.158	0	0	0	0	0	12.758.158
				- E5201 Municipio Anaco	30.408.907	0	0	0	0	0	30.408.907
				- E5202 Municipio Aragua	16.553.348	0	0	0	0	0	16.553.348
				- E5203 Municipio Simón Bolívar	78.258.210	0	0	0	0	0	78.258.210
				- E5204 Municipio Manuel Ezequiel Bruzual	15.912.150	0	0	0	0	0	15.912.150
				- E5205 Municipio Francisco del Carmen Carvajal	12.095.466	0	0	0	0	0	12.095.466
				- E5206 Municipio Juan Manuel Cajigal	13.014.638	0	0	0	0	0	13.014.638
				- E5207 Municipio Diego Bautista Urbaneja	14.254.979	0	0	0	0	0	14.254.979
				- E5208 Municipio Pedro Maria Freites	25.940.600	0	0	0	0	0	25.940.600
				- E5209 Municipio San José de Guanipa	22.623.569	0	0	0	0	0	22.623.569
				- E5210 Municipio Guanta	14.939.285	0	0	0	0	0	14.939.285
				- E5211 Municipio Independencia	18.080.393	0	0	0	0	0	18.080.393
				- E5212 Municipio Libertad	13.364.722	0	0	0	0	0	13.364.722
				- E5213 Municipio Francisco de Miranda	19.605.744	0	0	0	0	0	19.605.744
				- E5214 Municipio José Gregorio Monagas	17.752.974	0	0	0	0	0	17.752.974
				- E5215 Municipio Fernando de Peñalver	15.133.376	0	0	0	0	0	15.133.376
				- E5216 Municipio Píritu	14.253.256	0	0	0	0	0	14.253.256
				- E5217 Municipio Simón Rodríguez	40.036.607	0	0	0	0	0	40.036.607
				- E5218 Municipio Juán Antonio Sotillo	49.349.041	0	0	0	0	0	49.349.041
				- E5219 Municipio San Juan de Capistrano	11.486.717	0	0	0	0	0	11.486.717
				- E5220 Municipio Sir Mac Gregor	12.069.033	0	0	0	0	0	12.069.033
				- E5221 Municipio Santa Ana	12.363.389	0	0	0	0	0	12.363.389
				- E5301 Municipio Achaguas	33.456.080	0	0	0	0	0	33.456.080
				- E5302 Municipio Biruaca	28.797.208	0	0	0	0	0	28.797.208

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E5303 Municipio Muñoz	23.578.570	0	0	0	0	0	23.578.570
				- E5304 Municipio Páez	44.690.852	0	0	0	0	0	44.690.852
				- E5305 Municipio Pedro Camejo	25.861.676	0	0	0	0	0	25.861.676
				- E5306 Municipio Rómulo Gallegos	22.739.841	0	0	0	0	0	22.739.841
				- E5307 Municipio San Fernando	54.290.962	0	0	0	0	0	54.290.962
				- E5401 Municipio Sucre	31.096.892	0	0	0	0	0	31.096.892
				- E5402 Municipio Bolívar	19.201.190	0	0	0	0	0	19.201.190
				- E5403 Municipio Camatagua	18.270.582	0	0	0	0	0	18.270.582
				- E5404 Municipio Girardot	79.295.513	0	0	0	0	0	79.295.513
				- E5405 Municipio José Angel Lamas	18.097.192	0	0	0	0	0	18.097.192
				- E5406 Municipio José Felix Ribas	38.196.149	0	0	0	0	0	38.196.149
				- E5407 Municipio Libertador	26.236.453	0	0	0	0	0	26.236.453
				- E5408 Municipio Santiago Mariño	44.558.221	0	0	0	0	0	44.558.221
				- E5409 Municipio Mario Briceño Iragorry	27.970.061	0	0	0	0	0	27.970.061
				- E5410 Municipio San Casimiro	18.505.346	0	0	0	0	0	18.505.346
				- E5411 Municipio San Sebastián	18.048.028	0	0	0	0	0	18.048.028
				- E5412 Municipio Santos Michelena	20.404.817	0	0	0	0	0	20.404.817
				- E5413 Municipio Tovar	16.450.263	0	0	0	0	0	16.450.263
				- E5414 Municipio Urdaneta	23.316.354	0	0	0	0	0	23.316.354
				- E5415 Municipio Zamora	37.666.779	0	0	0	0	0	37.666.779
				- E5416 Municipio José Rafael Revenga	21.023.136	0	0	0	0	0	21.023.136
				- E5417 Municipio Francisco Linares Alcántara	33.941.395	0	0	0	0	0	33.941.395
				- E5418 Municipio Ocumare de la Costa de Oro	15.434.404	0	0	0	0	0	15.434.404
				- E5501 Municipio Alberto Arvelo Torrealba	18.646.665	0	0	0	0	0	18.646.665
				- E5502 Municipio Antonio José de Sucre	27.868.562	0	0	0	0	0	27.868.562
				- E5503 Municipio Arismendi	18.300.323	0	0	0	0	0	18.300.323
				- E5504 Municipio Barinas	73.482.084	0	0	0	0	0	73.482.084
				- E5505 Municipio Bolívar	21.335.065	0	0	0	0	0	21.335.065
				- E5506 Municipio Cruz Paredes	16.636.874	0	0	0	0	0	16.636.874
				- E5507 Municipio Ezequiel Zamora	23.440.182	0	0	0	0	0	23.440.182

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E5508 Municipio Obispos	18.691.065	0	0	0	0	0	18.691.065
				- E5509 Municipio Pedraza	27.337.295	0	0	0	0	0	27.337.295
				- E5510 Municipio Rojas	20.350.053	0	0	0	0	0	20.350.053
				- E5511 Municipio Sosa	18.735.281	0	0	0	0	0	18.735.281
				- E5512 Municipio Andrés Eloy Blanco	15.724.865	0	0	0	0	0	15.724.865
				- E5601 Municipio Caroní	141.260.936	0	0	0	0	0	141.260.936
				- E5602 Municipio Cedeño	39.252.219	0	0	0	0	0	39.252.219
				- E5603 Municipio El Callao	24.135.492	0	0	0	0	0	24.135.492
				- E5604 Municipio Gran Sabana	28.832.515	0	0	0	0	0	28.832.515
				- E5605 Municipio Heres	74.737.486	0	0	0	0	0	74.737.486
				- E5606 Municipio Piar	38.156.843	0	0	0	0	0	38.156.843
				- E5607 Municipio Raúl Leoni	33.542.949	0	0	0	0	0	33.542.949
				- E5608 Municipio Roscio	24.340.309	0	0	0	0	0	24.340.309
				- E5609 Municipio Sifontes	28.596.514	0	0	0	0	0	28.596.514
				- E5610 Municipio Sucre	29.238.908	0	0	0	0	0	29.238.908
				- E5611 Municipio Padre Pedro Chien	22.348.339	0	0	0	0	0	22.348.339
				- E5701 Municipio Bejuma	30.697.196	0	0	0	0	0	30.697.196
				- E5702 Municipio Carlos Arvelo	48.287.203	0	0	0	0	0	48.287.203
				- E5703 Municipio Diego Ibarra	37.219.273	0	0	0	0	0	37.219.273
				- E5704 Municipio Guacara	47.375.025	0	0	0	0	0	47.375.025
				- E5705 Municipio Juan José Mora	33.442.622	0	0	0	0	0	33.442.622
				- E5706 Municipio Miranda	25.920.006	0	0	0	0	0	25.920.006
				- E5707 Municipio Montalbán	24.943.301	0	0	0	0	0	24.943.301
				- E5708 Municipio Puerto Cabello	51.479.032	0	0	0	0	0	51.479.032
				- E5709 Municipio San Joaquín	31.042.166	0	0	0	0	0	31.042.166
				- E5710 Municipio Valencia	142.659.135	0	0	0	0	0	142.659.135
				- E5711 Municipio Libertador	50.719.195	0	0	0	0	0	50.719.195
				- E5712 Municipio Los Guayos	44.701.135	0	0	0	0	0	44.701.135
				- E5713 Municipio Naguanagua	41.882.393	0	0	0	0	0	41.882.393
				- E5714 Municipio San Diego	33.042.843	0	0	0	0	0	33.042.843

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E5801 Municipio Anzoátegui	15.069.062	0	0	0	0	0	15.069.062
				- E5802 Municipio Falcón	39.292.357	0	0	0	0	0	39.292.357
				- E5803 Municipio Girardot	14.941.097	0	0	0	0	0	14.941.097
				- E5804 Municipio Pao de San Juan Bautista	17.685.562	0	0	0	0	0	17.685.562
				- E5805 Municipio Ricaurte	13.885.587	0	0	0	0	0	13.885.587
				- E5806 Municipio San Carlos	40.930.147	0	0	0	0	0	40.930.147
				- E5807 Municipio Tinaco	19.986.190	0	0	0	0	0	19.986.190
				- E5808 Municipio Lima Blanco	12.391.954	0	0	0	0	0	12.391.954
				- E5809 Municipio Rómulo Gallegos	14.865.978	0	0	0	0	0	14.865.978
				- E5901 Municipio Tucupita	64.244.579	0	0	0	0	0	64.244.579
				- E5902 Municipio Antonio Díaz	35.999.608	0	0	0	0	0	35.999.608
				- E5903 Municipio Casacoima	32.394.095	0	0	0	0	0	32.394.095
				- E5904 Municipio Pedernales	21.321.776	0	0	0	0	0	21.321.776
				- E6001 Municipio Acosta	9.758.726	0	0	0	0	0	9.758.726
				- E6002 Municipio Bolívar	7.721.904	0	0	0	0	0	7.721.904
				- E6003 Municipio Buchivacoa	11.845.239	0	0	0	0	0	11.845.239
				- E6004 Municipio Cacique Manaure	8.017.049	0	0	0	0	0	8.017.049
				- E6005 Municipio Carirubana	52.331.027	0	0	0	0	0	52.331.027
				- E6006 Municipio Colina	14.325.644	0	0	0	0	0	14.325.644
				- E6007 Municipio Dabajuro	10.466.429	0	0	0	0	0	10.466.429
				- E6008 Municipio Democracia	9.283.605	0	0	0	0	0	9.283.605
				- E6009 Municipio Falcón	16.038.399	0	0	0	0	0	16.038.399
				- E6010 Municipio Federación	12.037.453	0	0	0	0	0	12.037.453
				- E6011 Municipio Jacura	9.588.567	0	0	0	0	0	9.588.567
				- E6012 Municipio Unión	9.589.155	0	0	0	0	0	9.589.155
				- E6013 Municipio Los Taques	12.562.220	0	0	0	0	0	12.562.220
				- E6014 Municipio Mauroa	12.154.719	0	0	0	0	0	12.154.719
				- E6015 Municipio Miranda	45.690.421	0	0	0	0	0	45.690.421
				- E6016 Municipio Monseñor Iturriza	10.440.456	0	0	0	0	0	10.440.456
				- E6017 Municipio Palmasola	7.571.221	0	0	0	0	0	7.571.221

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E6018 Municipio Petit	9.091.097	0	0	0	0	0	9.091.097
				- E6019 Municipio Píritu	8.489.420	0	0	0	0	0	8.489.420
				- E6020 Municipio San Francisco	8.171.252	0	0	0	0	0	8.171.252
				- E6021 Municipio Silva	12.634.406	0	0	0	0	0	12.634.406
				- E6022 Municipio Zamora	12.107.552	0	0	0	0	0	12.107.552
				- E6023 Municipio Sucre	7.389.300	0	0	0	0	0	7.389.300
				- E6024 Municipio Tocópero	6.998.650	0	0	0	0	0	6.998.650
				- E6025 Municipio Urumaco	7.895.054	0	0	0	0	0	7.895.054
				- E6101 Municipio Camaguán	14.008.876	0	0	0	0	0	14.008.876
				- E6102 Municipio Chaguaramas	12.099.084	0	0	0	0	0	12.099.084
				- E6103 Municipio El Socorro	12.795.636	0	0	0	0	0	12.795.636
				- E6104 Municipio Leonardo Infante	34.593.322	0	0	0	0	0	34.593.322
				- E6105 Municipio Las Mercedes	16.204.615	0	0	0	0	0	16.204.615
				- E6106 Municipio Julián Mellado	15.221.770	0	0	0	0	0	15.221.770
				- E6107 Municipio Francisco de Miranda	40.263.487	0	0	0	0	0	40.263.487
				- E6108 Municipio José Tadeo Monagas	25.093.200	0	0	0	0	0	25.093.200
				- E6109 Municipio Ortiz	14.550.547	0	0	0	0	0	14.550.547
				- E6110 Municipio José Felix Ribas	18.447.741	0	0	0	0	0	18.447.741
				- E6111 Municipio Juan Germán Roscio	34.086.305	0	0	0	0	0	34.086.305
				- E6112 Municipio Santa María de Ipire	12.182.932	0	0	0	0	0	12.182.932
				- E6113 Municipio San José de Guaribe	11.048.211	0	0	0	0	0	11.048.211
				- E6114 Municipio Pedro Zaraza	20.936.128	0	0	0	0	0	20.936.128
				- E6115 Municipio San Gerónimo de Guayabal	14.350.858	0	0	0	0	0	14.350.858
				- E6201 Municipio Andrés Eloy Blanco	35.939.071	0	0	0	0	0	35.939.071
				- E6202 Municipio Crespo	35.780.531	0	0	0	0	0	35.780.531
				- E6203 Municipio Iribarren	185.314.815	0	0	0	0	0	185.314.815
				- E6204 Municipio Jiménez	43.401.797	0	0	0	0	0	43.401.797
				- E6205 Municipio Morán	49.554.642	0	0	0	0	0	49.554.642
				- E6206 Municipio Palavecino	51.051.282	0	0	0	0	0	51.051.282
				- E6207 Municipio Simón Planas	33.826.554	0	0	0	0	0	33.826.554

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E6208 Municipio Torres	65.577.466	0	0	0	0	0	65.577.466
				- E6209 Municipio Urdaneta	41.604.375	0	0	0	0	0	41.604.375
				- E6301 Municipio Alberto Adriani	31.853.934	0	0	0	0	0	31.853.934
				- E6302 Municipio Andrés Bello	9.509.816	0	0	0	0	0	9.509.816
				- E6303 Municipio Antonio Pinto Salinas	11.499.250	0	0	0	0	0	11.499.250
				- E6304 Municipio Aricagua	8.147.689	0	0	0	0	0	8.147.689
				- E6305 Municipio Arzobispo Chacón	11.132.272	0	0	0	0	0	11.132.272
				- E6306 Municipio Campo Elías	26.511.568	0	0	0	0	0	26.511.568
				- E6307 Municipio Caracciolo Parra Olmedo	12.731.745	0	0	0	0	0	12.731.745
				- E6308 Municipio Cardenal Quintero	8.595.611	0	0	0	0	0	8.595.611
				- E6309 Municipio Guaraque	8.886.204	0	0	0	0	0	8.886.204
				- E6310 Municipio Julio César Salas	9.552.297	0	0	0	0	0	9.552.297
				- E6311 Municipio Justo Briceño	8.245.513	0	0	0	0	0	8.245.513
				- E6312 Municipio Libertador	50.283.610	0	0	0	0	0	50.283.610
				- E6313 Municipio Miranda	11.089.113	0	0	0	0	0	11.089.113
				- E6314 Municipio Obispo Ramos de Lora	11.476.998	0	0	0	0	0	11.476.998
				- E6315 Municipio Padre Noguera	7.130.508	0	0	0	0	0	7.130.508
				- E6316 Municipio Pueblo Llano	8.657.910	0	0	0	0	0	8.657.910
				- E6317 Municipio Rangel	10.316.739	0	0	0	0	0	10.316.739
				- E6318 Municipio Rivas Dávila	10.082.923	0	0	0	0	0	10.082.923
				- E6319 Municipio Santos Marquina	9.825.648	0	0	0	0	0	9.825.648
				- E6320 Municipio Sucre	18.157.086	0	0	0	0	0	18.157.086
				- E6321 Municipio Tovar	13.630.796	0	0	0	0	0	13.630.796
				- E6322 Municipio Tulio Febres Cordero	13.970.610	0	0	0	0	0	13.970.610
				- E6323 Municipio Zea	8.089.992	0	0	0	0	0	8.089.992
				- E6401 Municipio Acevedo	38.686.709	0	0	0	0	0	38.686.709
				- E6402 Municipio Andrés Bello	21.060.531	0	0	0	0	0	21.060.531
				- E6403 Municipio Baruta	53.151.987	0	0	0	0	0	53.151.987
				- E6404 Municipio Brión	27.520.004	0	0	0	0	0	27.520.004
				- E6405 Municipio Carrizal	24.486.213	0	0	0	0	0	24.486.213

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E6406 Municipio Cristóbal Rojas	31.009.744	0	0	0	0	0	31.009.744
				- E6407 Municipio Buroz	21.596.577	0	0	0	0	0	21.596.577
				- E6408 Municipio Chacao	23.586.592	0	0	0	0	0	23.586.592
				- E6409 Municipio Guaicaipuro	59.782.070	0	0	0	0	0	59.782.070
				- E6410 Municipio El Hatillo	24.070.816	0	0	0	0	0	24.070.816
				- E6411 Municipio Independencia	41.072.657	0	0	0	0	0	41.072.657
				- E6412 Municipio Lander	38.282.544	0	0	0	0	0	38.282.544
				- E6413 Municipio Los Salias	27.821.318	0	0	0	0	0	27.821.318
				- E6414 Municipio Páez	27.256.960	0	0	0	0	0	27.256.960
				- E6415 Municipio Paz Castillo	35.207.755	0	0	0	0	0	35.207.755
				- E6416 Municipio Pedro Gual	24.696.809	0	0	0	0	0	24.696.809
				- E6417 Municipio Plaza	51.265.516	0	0	0	0	0	51.265.516
				- E6418 Municipio Simón Bolívar	23.397.683	0	0	0	0	0	23.397.683
				- E6419 Municipio Sucre	93.087.941	0	0	0	0	0	93.087.941
				- E6420 Municipio Urdaneta	36.433.615	0	0	0	0	0	36.433.615
				- E6421 Municipio Zamora	45.376.074	0	0	0	0	0	45.376.074
				- E6501 Municipio Acosta	14.933.188	0	0	0	0	0	14.933.188
				- E6502 Municipio Bolívar	20.174.303	0	0	0	0	0	20.174.303
				- E6503 Municipio Caripe	18.480.070	0	0	0	0	0	18.480.070
				- E6504 Municipio Cedeño	18.972.612	0	0	0	0	0	18.972.612
				- E6505 Municipio Ezequiel Zamora	24.030.642	0	0	0	0	0	24.030.642
				- E6506 Municipio Libertador	21.805.580	0	0	0	0	0	21.805.580
				- E6507 Municipio Maturín	107.447.675	0	0	0	0	0	107.447.675
				- E6508 Municipio Piar	21.333.442	0	0	0	0	0	21.333.442
				- E6509 Municipio Punceres	17.229.158	0	0	0	0	0	17.229.158
				- E6510 Municipio Sotillo	16.859.392	0	0	0	0	0	16.859.392
				- E6511 Municipio Aguasay	15.303.308	0	0	0	0	0	15.303.308
				- E6512 Municipio Santa Barbara	13.401.255	0	0	0	0	0	13.401.255
				- E6513 Municipio Uracoa	13.934.691	0	0	0	0	0	13.934.691
				- E6601 Municipio Antolín del Campo	15.799.376	0	0	0	0	0	15.799.376

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E6602 Municipio Arismendi	16.484.507	0	0	0	0	0	16.484.507
				- E6603 Municipio Díaz	25.192.240	0	0	0	0	0	25.192.240
				- E6604 Municipio García	23.203.819	0	0	0	0	0	23.203.819
				- E6605 Municipio Gómez	18.320.096	0	0	0	0	0	18.320.096
				- E6606 Municipio Maneiro	19.964.337	0	0	0	0	0	19.964.337
				- E6607 Municipio Marcano	17.456.394	0	0	0	0	0	17.456.394
				- E6608 Municipio Mariño	33.352.570	0	0	0	0	0	33.352.570
				- E6609 Municipio Península de Macanao	17.739.814	0	0	0	0	0	17.739.814
				- E6610 Municipio Tubores	20.260.029	0	0	0	0	0	20.260.029
				- E6611 Municipio Villalba	11.584.593	0	0	0	0	0	11.584.593
				- E6701 Municipio Agua Blanca	14.549.761	0	0	0	0	0	14.549.761
				- E6702 Municipio Araure	37.431.546	0	0	0	0	0	37.431.546
				- E6703 Municipio Esteller	19.943.145	0	0	0	0	0	19.943.145
				- E6704 Municipio Guanare	49.379.753	0	0	0	0	0	49.379.753
				- E6705 Municipio Guanarito	20.901.185	0	0	0	0	0	20.901.185
				- E6706 Municipio Monseñor José Vicente de Unda	15.605.624	0	0	0	0	0	15.605.624
				- E6707 Municipio Ospino	21.360.410	0	0	0	0	0	21.360.410
				- E6708 Municipio Páez	45.449.318	0	0	0	0	0	45.449.318
				- E6709 Municipio Papelón	15.725.674	0	0	0	0	0	15.725.674
				- E6710 Municipio San Genaro de Boconoito	15.789.359	0	0	0	0	0	15.789.359
				- E6711 Municipio San Rafael de Onoto	13.996.742	0	0	0	0	0	13.996.742
				- E6712 Municipio Santa Rosalía	14.248.744	0	0	0	0	0	14.248.744
				- E6713 Municipio Sucre	18.923.489	0	0	0	0	0	18.923.489
				- E6714 Municipio Turén	24.042.839	0	0	0	0	0	24.042.839
				- E6801 Municipio Andrés Eloy Blanco	15.809.975	0	0	0	0	0	15.809.975
				- E6802 Municipio Andrés Mata	14.947.386	0	0	0	0	0	14.947.386
				- E6803 Municipio Arismendi	20.724.193	0	0	0	0	0	20.724.193
				- E6804 Municipio Benítez	20.664.620	0	0	0	0	0	20.664.620
				- E6805 Municipio Bermúdez	38.922.765	0	0	0	0	0	38.922.765
				- E6806 Municipio Bolívar	14.586.569	0	0	0	0	0	14.586.569

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E6807 Municipio Cajigal	14.537.306	0	0	0	0	0	14.537.306
				- E6808 Municipio Cruz Salmerón Acosta	18.028.753	0	0	0	0	0	18.028.753
				- E6809 Municipio Libertador	11.882.766	0	0	0	0	0	11.882.766
				- E6810 Municipio Mariño	14.801.575	0	0	0	0	0	14.801.575
				- E6811 Municipio Mejía	12.570.444	0	0	0	0	0	12.570.444
				- E6812 Municipio Montes	21.632.574	0	0	0	0	0	21.632.574
				- E6813 Municipio Ribero	23.101.400	0	0	0	0	0	23.101.400
				- E6814 Municipio Sucre	74.580.918	0	0	0	0	0	74.580.918
				- E6815 Municipio Valdez	17.423.986	0	0	0	0	0	17.423.986
				- E6901 Municipio Andrés Bello	9.998.373	0	0	0	0	0	9.998.373
				- E6902 Municipio Ayacucho	17.603.291	0	0	0	0	0	17.603.291
				- E6903 Municipio Bolívar	17.088.204	0	0	0	0	0	17.088.204
				- E6904 Municipio Cárdenas	26.167.583	0	0	0	0	0	26.167.583
				- E6905 Municipio Córdoba	12.898.599	0	0	0	0	0	12.898.599
				- E6906 Municipio Fernández Feo	15.831.666	0	0	0	0	0	15.831.666
				- E6907 Municipio García de Hevia	16.973.276	0	0	0	0	0	16.973.276
				- E6908 Municipio Guásimos	13.910.329	0	0	0	0	0	13.910.329
				- E6909 Municipio Independencia	13.244.747	0	0	0	0	0	13.244.747
				- E6910 Municipio Jáuregui	15.262.335	0	0	0	0	0	15.262.335
				- E6911 Municipio Junín	21.205.520	0	0	0	0	0	21.205.520
				- E6912 Municipio Libertad	11.385.931	0	0	0	0	0	11.385.931
				- E6913 Municipio Libertador	11.346.181	0	0	0	0	0	11.346.181
				- E6914 Municipio Lobatera	8.309.198	0	0	0	0	0	8.309.198
				- E6915 Municipio Michelena	9.818.622	0	0	0	0	0	9.818.622
				- E6916 Municipio Panamericano	13.249.169	0	0	0	0	0	13.249.169
				- E6917 Municipio Pedro María Ureña	14.391.751	0	0	0	0	0	14.391.751
				- E6918 Municipio Samuel Darío Maldonado	9.742.738	0	0	0	0	0	9.742.738
				- E6919 Municipio San Cristóbal	51.371.197	0	0	0	0	0	51.371.197
				- E6920 Municipio Seboruco	8.016.139	0	0	0	0	0	8.016.139
				- E6921 Municipio Sucre	8.205.899	0	0	0	0	0	8.205.899

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E6922 Municipio Uribante	12.339.752	0	0	0	0	0	12.339.752
				- E6923 Municipio José Maria Vargas	8.053.298	0	0	0	0	0	8.053.298
				- E6924 Municipio Antonio Rómulo Costa	7.975.250	0	0	0	0	0	7.975.250
				- E6925 Municipio Francisco de Miranda	7.327.630	0	0	0	0	0	7.327.630
				- E6926 Municipio Rafael Urdaneta	7.590.179	0	0	0	0	0	7.590.179
				- E6927 Municipio Simón Rodríguez	6.631.512	0	0	0	0	0	6.631.512
				- E6928 Municipio Torbes	14.979.849	0	0	0	0	0	14.979.849
				- E6929 Municipio San Judas Tadeo	7.788.704	0	0	0	0	0	7.788.704
				- E7001 Municipio Boconó	27.044.029	0	0	0	0	0	27.044.029
				- E7002 Municipio Candelaria	13.735.219	0	0	0	0	0	13.735.219
				- E7003 Municipio Carache	14.293.215	0	0	0	0	0	14.293.215
				- E7004 Municipio Escuque	12.494.309	0	0	0	0	0	12.494.309
				- E7005 Municipio Miranda	12.468.965	0	0	0	0	0	12.468.965
				- E7006 Municipio Monte Carmelo	10.146.676	0	0	0	0	0	10.146.676
				- E7007 Municipio Motatán	10.324.898	0	0	0	0	0	10.324.898
				- E7008 Municipio Pampan	17.443.377	0	0	0	0	0	17.443.377
				- E7009 Municipio Rafael Rangel	11.212.315	0	0	0	0	0	11.212.315
				- E7010 Municipio San Rafael de Carvajal	17.258.541	0	0	0	0	0	17.258.541
				- E7011 Municipio Sucre	13.179.454	0	0	0	0	0	13.179.454
				- E7012 Municipio Trujillo	18.300.462	0	0	0	0	0	18.300.462
				- E7013 Municipio Urdaneta	14.650.617	0	0	0	0	0	14.650.617
				- E7014 Municipio Valera	33.633.781	0	0	0	0	0	33.633.781
				- E7015 Municipio Andrés Bello	10.263.990	0	0	0	0	0	10.263.990
				- E7016 Municipio Bolívar	10.419.572	0	0	0	0	0	10.419.572
				- E7017 Municipio Juan Vicente Campo Elías	7.745.106	0	0	0	0	0	7.745.106
				- E7018 Municipio José Felipe Márquez Cañizalez	8.900.746	0	0	0	0	0	8.900.746
				- E7019 Municipio La Ceiba	11.931.033	0	0	0	0	0	11.931.033
				- E7020 Municipio Pampanito	12.339.729	0	0	0	0	0	12.339.729
				- E7101 Municipio Bolívar	17.670.709	0	0	0	0	0	17.670.709
				- E7102 Municipio Bruzual	24.797.023	0	0	0	0	0	24.797.023

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E7103 Municipio José Antonio Páez	12.797.792	0	0	0	0	0	12.797.792
				- E7104 Municipio Nirgua	25.940.593	0	0	0	0	0	25.940.593
				- E7105 Municipio Peña	29.774.495	0	0	0	0	0	29.774.495
				- E7106 Municipio San Felipe	31.102.088	0	0	0	0	0	31.102.088
				- E7107 Municipio Sucre	12.559.215	0	0	0	0	0	12.559.215
				- E7108 Municipio Urachiche	13.280.236	0	0	0	0	0	13.280.236
				- E7109 Municipio Arístide Bastidas	13.077.474	0	0	0	0	0	13.077.474
				- E7110 Municipio Cocorote	18.453.191	0	0	0	0	0	18.453.191
				- E7111 Municipio Independencia	21.297.668	0	0	0	0	0	21.297.668
				- E7112 Municipio La Trinidad	12.245.644	0	0	0	0	0	12.245.644
				- E7113 Municipio Manuel Monge	12.115.483	0	0	0	0	0	12.115.483
				- E7114 Municipio Veroes	16.103.960	0	0	0	0	0	16.103.960
				- E7201 Municipio Almirante Padilla	22.802.232	0	0	0	0	0	22.802.232
				- E7202 Municipio Baralt	35.275.021	0	0	0	0	0	35.275.021
				- E7203 Municipio Cabimas	57.886.587	0	0	0	0	0	57.886.587
				- E7204 Municipio Catatumbo	31.386.344	0	0	0	0	0	31.386.344
				- E7205 Municipio Colón	43.054.329	0	0	0	0	0	43.054.329
				- E7206 Municipio Jesús Enrique Lossada	38.982.593	0	0	0	0	0	38.982.593
				- E7207 Municipio La Cañada de Urdaneta	33.170.633	0	0	0	0	0	33.170.633
				- E7208 Municipio Lagunillas	51.882.371	0	0	0	0	0	51.882.371
				- E7209 Municipio Mara	54.641.213	0	0	0	0	0	54.641.213
				- E7210 Municipio Maracaibo	213.095.885	0	0	0	0	0	213.095.885
				- E7211 Municipio Miranda	35.711.921	0	0	0	0	0	35.711.921
				- E7212 Municipio Indígena Bolivariano Guajira	32.378.743	0	0	0	0	0	32.378.743
				- E7213 Municipio Machiques de Perijá	47.531.001	0	0	0	0	0	47.531.001
				- E7214 Municipio Rosario de Perijá	35.122.541	0	0	0	0	0	35.122.541
				- E7215 Municipio Santa Rita	28.407.452	0	0	0	0	0	28.407.452
				- E7216 Municipio Sucre	30.223.463	0	0	0	0	0	30.223.463
				- E7217 Municipio Valmore Rodríguez	30.257.014	0	0	0	0	0	30.257.014
				- E7218 Municipio Francisco Javier Pulgar	27.985.031	0	0	0	0	0	27.985.031

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- E7219 Municipio Jesús Maria Semprún	31.754.893	0	0	0	0	0	31.754.893
				- E7220 Municipio San Francisco	75.427.130	0	0	0	0	0	75.427.130
				- E7221 Municipio Simón Bolívar	27.547.532	0	0	0	0	0	27.547.532
				- E7301 Municipio Vargas	192.788.628	0	0	0	0	0	192.788.628
				- E7600 Área Metropolitana de Caracas	79.637.592	0	0	0	0	0	79.637.592
407	07	00	00	Subsidio de capitalidad	50.000.000	0	0	0	0	0	50.000.000
407	07	01	00	Subsidio de capitalidad	50.000.000	0	0	0	0	0	50.000.000
				- E5000 Distrito Capital	50.000.000	0	0	0	0	0	50.000.000
				Totales	**46.662.986.824**	**0**	**0**	**0**	**0**	**0**	**46.662.986.824**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260004000 ASIGNACIONES PREDETERMINADAS

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 260004001 ASIGNACIÓN Y CONTROL DE LOS APORTES CONSTITUCIONALES Y LEGALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**46.662.986.824**	**0**	**0**	**0**	**0**	**0**	**46.662.986.824**
407	05	00	00	Situado	46.612.986.824	0	0	0	0	0	46.612.986.824
407	05	01	00	Situado Constitucional	46.612.986.824	0	0	0	0	0	46.612.986.824
407	05	01	01	Situado Estadal	37.290.389.459	0	0	0	0	0	37.290.389.459
407	05	01	02	Situado Municipal	9.322.597.365	0	0	0	0	0	9.322.597.365
407	07	00	00	Subsidio de capitalidad	50.000.000	0	0	0	0	0	50.000.000
407	07	01	00	Subsidio de capitalidad	50.000.000	0	0	0	0	0	50.000.000
				Totales	**46.662.986.824**	**0**	**0**	**0**	**0**	**0**	**46.662.986.824**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**40.000.000**	**0**	**0**	**0**	**0**	**0**	**40.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	40.000.000	0	0	0	0	0	40.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	40.000.000	0	0	0	0	0	40.000.000
407	01	02	01	Donaciones corrientes a personas	40.000.000	0	0	0	0	0	40.000.000
				Totales	**40.000.000**	**0**	**0**	**0**	**0**	**0**	**40.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA RELACIONES INTERIORES Y JUSTICIA

ACCIÓN CENTRALIZADA: 260007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 260007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**40.000.000**	**0**	**0**	**0**	**0**	**0**	**40.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	40.000.000	0	0	0	0	0	40.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	40.000.000	0	0	0	0	0	40.000.000
407	01	02	01	Donaciones corrientes a personas	40.000.000	0	0	0	0	0	40.000.000
				Totales	**40.000.000**	**0**	**0**	**0**	**0**	**0**	**40.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**179.821.978**	**0**	**0**	**0**	**0**	**0**	**179.821.978**
401	01	00	00	Sueldos, salarios y otras retribuciones	34.221.865	0	0	0	0	0	34.221.865
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	18.765.690	0	0	0	0	0	18.765.690
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	5.742.804	0	0	0	0	0	5.742.804
401	01	12	00	Salarios a obreros en puestos no permanentes	983.964	0	0	0	0	0	983.964
401	01	18	00	Remuneraciones al personal contratado	3.332.431	0	0	0	0	0	3.332.431
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	126.756	0	0	0	0	0	126.756
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	5.270.220	0	0	0	0	0	5.270.220
401	03	00	00	Primas	6.051.167	0	0	0	0	0	6.051.167
401	03	03	00	Primas por hogar a empleados	498.000	0	0	0	0	0	498.000
401	03	04	00	Primas por hijos a empleados	460.800	0	0	0	0	0	460.800
401	03	08	00	Primas de profesionalización a empleados	1.684.548	0	0	0	0	0	1.684.548
401	03	09	00	Primas por antigüedad a empleados	985.975	0	0	0	0	0	985.975
401	03	18	00	Primas por hogar a obreros	256.500	0	0	0	0	0	256.500
401	03	19	00	Primas por hijos de obreros	317.700	0	0	0	0	0	317.700
401	03	21	00	Primas por antigüedad a obreros	667.045	0	0	0	0	0	667.045
401	03	22	00	Primas de profesionalización a obreros	47.280	0	0	0	0	0	47.280
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.133.319	0	0	0	0	0	1.133.319
401	04	00	00	Complementos de sueldos y salarios	30.230.195	0	0	0	0	0	30.230.195
401	04	06	00	Complemento a empleados por comisión de servicios	1.712.695	0	0	0	0	0	1.712.695
401	04	08	00	Bono compensatorio de alimentación a empleados	7.141.882	0	0	0	0	0	7.141.882
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.572.144	0	0	0	0	0	1.572.144
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	3.066.060	0	0	0	0	0	3.066.060
401	04	18	00	Bono compensatorio de alimentación a obreros	3.076.376	0	0	0	0	0	3.076.376
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.197.600	0	0	0	0	0	1.197.600
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.058.000	0	0	0	0	0	1.058.000
401	04	96	00	Otros complementos a empleados	7.216.491	0	0	0	0	0	7.216.491
401	04	97	00	Otros complementos a obreros	3.042.111	0	0	0	0	0	3.042.111
401	04	98	00	Otros complementos al personal contratado	1.146.836	0	0	0	0	0	1.146.836
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	18.150.009	0	0	0	0	0	18.150.009
401	05	01	00	Aguinaldos a empleados	9.651.685	0	0	0	0	0	9.651.685

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	03	00	Bono vacacional a empleados	2.467.097	0	0	0	0	0	2.467.097
401	05	04	00	Aguinaldos a obreros	1.911.214	0	0	0	0	0	1.911.214
401	05	06	00	Bono vacacional a obreros	733.534	0	0	0	0	0	733.534
401	05	07	00	Aguinaldos al personal contratado	793.320	0	0	0	0	0	793.320
401	05	08	00	Bono vacacional al personal contratado	56.711	0	0	0	0	0	56.711
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.811.744	0	0	0	0	0	1.811.744
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	724.704	0	0	0	0	0	724.704
401	06	00	00	Aportes patronales y legales	7.300.457	0	0	0	0	0	7.300.457
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.777.706	0	0	0	0	0	2.777.706
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	565.712	0	0	0	0	0	565.712
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	504.920	0	0	0	0	0	504.920
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	623.799	0	0	0	0	0	623.799
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	854.196	0	0	0	0	0	854.196
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	164.052	0	0	0	0	0	164.052
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	155.280	0	0	0	0	0	155.280
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	179.285	0	0	0	0	0	179.285
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	823.428	0	0	0	0	0	823.428
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	161.796	0	0	0	0	0	161.796
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	340.595	0	0	0	0	0	340.595
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	149.688	0	0	0	0	0	149.688
401	07	00	00	Asistencia socio-económica	60.086.673	0	0	0	0	0	60.086.673
401	07	01	00	Capacitación y adiestramiento a empleados	774.000	0	0	0	0	0	774.000
401	07	02	00	Becas a empleados	2.172.539	0	0	0	0	0	2.172.539
401	07	03	00	Ayudas por matrimonio a empleados	14.400	0	0	0	0	0	14.400
401	07	04	00	Ayudas por nacimiento de hijos a empleados	14.400	0	0	0	0	0	14.400
401	07	05	00	Ayudas por defunción a empleados	14.400	0	0	0	0	0	14.400
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.863.192	0	0	0	0	0	1.863.192
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	25.392.127	0	0	0	0	0	25.392.127
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.877.160	0	0	0	0	0	1.877.160
401	07	10	00	Dotación de uniformes a empleados	1.505.000	0	0	0	0	0	1.505.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.396.256	0	0	0	0	0	1.396.256
401	07	17	00	Capacitación y adiestramiento a obreros	756.000	0	0	0	0	0	756.000
401	07	18	00	Becas a obreros	1.525.935	0	0	0	0	0	1.525.935
401	07	19	00	Ayudas por matrimonio de obreros	14.400	0	0	0	0	0	14.400
401	07	20	00	Ayudas por nacimiento de hijos de obreros	14.400	0	0	0	0	0	14.400
401	07	21	00	Ayudas por defunción a obreros	14.400	0	0	0	0	0	14.400
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	546.900	0	0	0	0	0	546.900
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	13.013.224	0	0	0	0	0	13.013.224
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	847.160	0	0	0	0	0	847.160
401	07	26	00	Dotación de uniformes a obreros	909.305	0	0	0	0	0	909.305
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	636.256	0	0	0	0	0	636.256
401	07	33	00	Asistencia socio-económica al personal contratado	703.773	0	0	0	0	0	703.773
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	539.724	0	0	0	0	0	539.724
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	5.196.122	0	0	0	0	0	5.196.122
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	345.600	0	0	0	0	0	345.600
401	08	00	00	Prestaciones sociales e indemnizaciones	23.781.612	0	0	0	0	0	23.781.612
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	13.359.768	0	0	0	0	0	13.359.768
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.818.528	0	0	0	0	0	4.818.528
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.629.528	0	0	0	0	0	1.629.528
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.973.788	0	0	0	0	0	3.973.788
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**30.564.903**	**0**	**0**	**0**	**0**	**0**	**30.564.903**
402	01	00	00	Productos alimenticios y agropecuarios	9.821.005	0	0	0	0	0	9.821.005
402	01	01	00	Alimentos y bebidas para personas	9.821.005	0	0	0	0	0	9.821.005
402	02	00	00	Productos de minas, canteras y yacimientos	1.029.912	0	0	0	0	0	1.029.912
402	02	01	00	Carbón mineral	3.200	0	0	0	0	0	3.200
402	02	02	00	Petróleo crudo y gas natural	601.589	0	0	0	0	0	601.589
402	02	05	00	Piedra, arcilla, arena y tierra	425.123	0	0	0	0	0	425.123
402	03	00	00	Textiles y vestuarios	1.365.319	0	0	0	0	0	1.365.319
402	03	01	00	Textiles	572.829	0	0	0	0	0	572.829
402	03	02	00	Prendas de vestir	792.490	0	0	0	0	0	792.490
402	04	00	00	Productos de cuero y caucho	351.416	0	0	0	0	0	351.416

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	02	00	Productos de cuero y sucedáneos del cuero	44.117	0	0	0	0	0	44.117
402	04	03	00	Cauchos y tripas para vehículos	307.299	0	0	0	0	0	307.299
402	05	00	00	Productos de papel, cartón e impresos	3.443.100	0	0	0	0	0	3.443.100
402	05	01	00	Pulpa de madera, papel y cartón	834.450	0	0	0	0	0	834.450
402	05	02	00	Envases y cajas de papel y cartón	303.563	0	0	0	0	0	303.563
402	05	03	00	Productos de papel y cartón para oficina	1.730.370	0	0	0	0	0	1.730.370
402	05	04	00	Libros, revistas y periódicos	106.399	0	0	0	0	0	106.399
402	05	05	00	Material de enseñanza	119.057	0	0	0	0	0	119.057
402	05	06	00	Productos de papel y cartón para computación	24.414	0	0	0	0	0	24.414
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	273.331	0	0	0	0	0	273.331
402	05	99	00	Otros productos de pulpa, papel y cartón	51.516	0	0	0	0	0	51.516
402	06	00	00	Productos químicos y derivados	2.285.501	0	0	0	0	0	2.285.501
402	06	03	00	Tintas, pinturas y colorantes	1.327.418	0	0	0	0	0	1.327.418
402	06	04	00	Productos farmacéuticos y medicamentos	258.347	0	0	0	0	0	258.347
402	06	05	00	Productos de tocador	185.761	0	0	0	0	0	185.761
402	06	06	00	Combustibles y lubricantes	97.760	0	0	0	0	0	97.760
402	06	07	00	Productos diversos derivados del petróleo y del carbón	36.095	0	0	0	0	0	36.095
402	06	08	00	Productos plásticos	366.929	0	0	0	0	0	366.929
402	06	99	00	Otros productos de la industria química y conexos	13.191	0	0	0	0	0	13.191
402	07	00	00	Productos minerales no metálicos	1.696.481	0	0	0	0	0	1.696.481
402	07	01	00	Productos de barro, loza y porcelana	80.212	0	0	0	0	0	80.212
402	07	02	00	Vidrios y productos de vidrio	92.244	0	0	0	0	0	92.244
402	07	03	00	Productos de arcilla para construcción	481.271	0	0	0	0	0	481.271
402	07	04	00	Cemento, cal y yeso	1.042.754	0	0	0	0	0	1.042.754
402	08	00	00	Productos metálicos	2.509.029	0	0	0	0	0	2.509.029
402	08	01	00	Productos primarios de hierro y acero	953.177	0	0	0	0	0	953.177
402	08	02	00	Productos de metales no ferrosos	12.032	0	0	0	0	0	12.032
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.013.165	0	0	0	0	0	1.013.165
402	08	04	00	Productos metálicos estructurales	92.244	0	0	0	0	0	92.244
402	08	07	00	Material de señalamiento	18.850	0	0	0	0	0	18.850
402	08	08	00	Material de educación	36.698	0	0	0	0	0	36.698

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	09	00	Repuestos y accesorios para equipos de transporte	234.471	0	0	0	0	0	234.471
402	08	10	00	Repuestos y accesorios para otros equipos	148.392	0	0	0	0	0	148.392
402	09	00	00	Productos de madera	457.236	0	0	0	0	0	457.236
402	09	01	00	Productos primarios de madera	328.897	0	0	0	0	0	328.897
402	09	02	00	Muebles y accesorios de madera para edificaciones	128.339	0	0	0	0	0	128.339
402	10	00	00	Productos varios y útiles diversos	7.087.590	0	0	0	0	0	7.087.590
402	10	01	00	Artículos de deporte, recreación y juguetes	61.201	0	0	0	0	0	61.201
402	10	02	00	Materiales y útiles de limpieza y aseo	1.442.344	0	0	0	0	0	1.442.344
402	10	03	00	Utensilios de cocina y comedor	197.296	0	0	0	0	0	197.296
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	14.143	0	0	0	0	0	14.143
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	499.928	0	0	0	0	0	499.928
402	10	06	00	Condecoraciones, ofrendas y similares	187.118	0	0	0	0	0	187.118
402	10	07	00	Productos de seguridad en el trabajo	84.222	0	0	0	0	0	84.222
402	10	08	00	Materiales para equipos de computación	2.448.154	0	0	0	0	0	2.448.154
402	10	09	00	Especies timbradas y valores	125.845	0	0	0	0	0	125.845
402	10	11	00	Materiales eléctricos	1.042.996	0	0	0	0	0	1.042.996
402	10	12	00	Materiales para instalaciones sanitarias	280.741	0	0	0	0	0	280.741
402	10	13	00	Materiales fotográficos	210.092	0	0	0	0	0	210.092
402	10	99	00	Otros productos y útiles diversos	493.510	0	0	0	0	0	493.510
402	99	00	00	Otros materiales y suministros	518.314	0	0	0	0	0	518.314
402	99	01	00	Otros materiales y suministros	518.314	0	0	0	0	0	518.314
403	**00**	**00**	**00**	**Servicios no personales**	**53.573.316**	**0**	**0**	**0**	**0**	**0**	**53.573.316**
403	01	00	00	Alquileres de inmuebles	8.114	0	0	0	0	0	8.114
403	01	02	00	Alquileres de instalaciones culturales y recreativas	8.114	0	0	0	0	0	8.114
403	02	00	00	Alquileres de maquinaria y equipos	495.072	0	0	0	0	0	495.072
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	486.830	0	0	0	0	0	486.830
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	8.242	0	0	0	0	0	8.242
403	03	00	00	Derechos sobre bienes intangibles	200.000	0	0	0	0	0	200.000
403	03	03	00	Paquetes y programas de computación	200.000	0	0	0	0	0	200.000
403	04	00	00	Servicios básicos	1.772.874	0	0	0	0	0	1.772.874
403	04	01	00	Electricidad	243.415	0	0	0	0	0	243.415

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	02	00	Gas	4.057	0	0	0	0	0	4.057
403	04	03	00	Agua	40.569	0	0	0	0	0	40.569
403	04	04	00	Teléfonos	811.384	0	0	0	0	0	811.384
403	04	05	00	Servicio de comunicaciones	649.107	0	0	0	0	0	649.107
403	04	06	00	Servicio de aseo urbano y domiciliario	24.342	0	0	0	0	0	24.342
403	06	00	00	Servicios de transporte y almacenaje	588.260	0	0	0	0	0	588.260
403	06	01	00	Fletes y embalajes	99.808	0	0	0	0	0	99.808
403	06	02	00	Almacenaje	486.830	0	0	0	0	0	486.830
403	06	03	00	Estacionamiento	811	0	0	0	0	0	811
403	06	04	00	Peaje	811	0	0	0	0	0	811
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.724.530	0	0	0	0	0	9.724.530
403	07	01	00	Publicidad y propaganda	1.796.266	0	0	0	0	0	1.796.266
403	07	02	00	Imprenta y reproducción	2.714.266	0	0	0	0	0	2.714.266
403	07	03	00	Relaciones sociales	2.370.024	0	0	0	0	0	2.370.024
403	07	04	00	Avisos	2.843.974	0	0	0	0	0	2.843.974
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.028.460	0	0	0	0	0	2.028.460
403	08	01	00	Primas y gastos de seguros	2.028.460	0	0	0	0	0	2.028.460
403	09	00	00	Viáticos y pasajes	6.676.320	0	0	0	0	0	6.676.320
403	09	01	00	Viáticos y pasajes dentro del pais	5.574.595	0	0	0	0	0	5.574.595
403	09	02	00	Viáticos y pasajes fuera del pais	1.059.725	0	0	0	0	0	1.059.725
403	09	03	00	Asignación por kilómetros recorridos	42.000	0	0	0	0	0	42.000
403	10	00	00	Servicios profesionales y técnicos	3.369.982	0	0	0	0	0	3.369.982
403	10	01	00	Servicios jurídicos	328.130	0	0	0	0	0	328.130
403	10	03	00	Servicios de procesamiento de datos	81.380	0	0	0	0	0	81.380
403	10	07	00	Servicios de capacitación y adiestramiento	400.000	0	0	0	0	0	400.000
403	10	09	00	Servicios de lavandería y tintorería	730.246	0	0	0	0	0	730.246
403	10	11	00	Servicios para la elaboración y suministro de comida	1.040.892	0	0	0	0	0	1.040.892
403	10	99	00	Otros servicios profesionales y técnicos	789.334	0	0	0	0	0	789.334
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.906.663	0	0	0	0	0	4.906.663
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.581.761	0	0	0	0	0	2.581.761
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	2.040.918	0	0	0	0	0	2.040.918

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	283.984	0	0	0	0	0	283.984
403	12	00	00	Conservación y reparaciones menores de obras	2.051.061	0	0	0	0	0	2.051.061
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.051.061	0	0	0	0	0	2.051.061
403	15	00	00	Servicios fiscales	691.118	0	0	0	0	0	691.118
403	15	01	00	Derechos de importación y servicios aduaneros	536.830	0	0	0	0	0	536.830
403	15	02	00	Tasas y otros derechos obligatorios	104.288	0	0	0	0	0	104.288
403	15	03	00	Asignación a agentes de especies fiscales	50.000	0	0	0	0	0	50.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.307.457	0	0	0	0	0	10.307.457
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.307.457	0	0	0	0	0	10.307.457
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	21.875	0	0	0	0	0	21.875
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	21.875	0	0	0	0	0	21.875
403	18	00	00	Impuestos indirectos	9.790.324	0	0	0	0	0	9.790.324
403	18	01	00	Impuesto al valor agregado	9.790.324	0	0	0	0	0	9.790.324
403	99	00	00	Otros servicios no personales	941.206	0	0	0	0	0	941.206
403	99	01	00	Otros servicios no personales	941.206	0	0	0	0	0	941.206
404	**00**	**00**	**00**	**Activos reales**	**34.728.859**	**0**	**0**	**0**	**0**	**0**	**34.728.859**
404	01	00	00	Repuestos y reparaciones mayores	2.682.600	0	0	0	0	0	2.682.600
404	01	01	00	Repuestos mayores	200.152	0	0	0	0	0	200.152
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	200.152	0	0	0	0	0	200.152
404	01	02	00	Reparaciones mayores de maquinaria y equipos	2.482.448	0	0	0	0	0	2.482.448
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	171.559	0	0	0	0	0	171.559
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.739.026	0	0	0	0	0	1.739.026
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	571.863	0	0	0	0	0	571.863
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	619.206	0	0	0	0	0	619.206
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	261.791	0	0	0	0	0	261.791
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	357.415	0	0	0	0	0	357.415
404	04	00	00	Equipos de transporte, tracción y elevación	2.475.741	0	0	0	0	0	2.475.741
404	04	01	00	Vehículos automotores terrestres	2.475.741	0	0	0	0	0	2.475.741
404	05	00	00	Equipos de comunicaciones y de señalamiento	12.632.968	0	0	0	0	0	12.632.968
404	05	01	00	Equipos de telecomunicaciones	440.025	0	0	0	0	0	440.025

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	12.192.943	0	0	0	0	0	12.192.943
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	158.851	0	0	0	0	0	158.851
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	158.851	0	0	0	0	0	158.851
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	12.245.776	0	0	0	0	0	12.245.776
404	07	01	00	Equipos científicos y de laboratorio	1.843	0	0	0	0	0	1.843
404	07	02	00	Equipos de enseñanza, deporte y recreación	103.357	0	0	0	0	0	103.357
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	12.061.151	0	0	0	0	0	12.061.151
404	07	06	00	Instrumentos musicales y equipos de audio	79.425	0	0	0	0	0	79.425
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.593.935	0	0	0	0	0	3.593.935
404	09	01	00	Mobiliario y equipos de oficina	1.792.335	0	0	0	0	0	1.792.335
404	09	02	00	Equipos de computación	1.265.982	0	0	0	0	0	1.265.982
404	09	03	00	Mobiliario y equipos de alojamiento	441.499	0	0	0	0	0	441.499
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	94.119	0	0	0	0	0	94.119
404	12	00	00	Activos intangibles	2.080	0	0	0	0	0	2.080
404	12	04	00	Paquetes y programas de computación	2.080	0	0	0	0	0	2.080
404	99	00	00	Otros activos reales	317.702	0	0	0	0	0	317.702
404	99	01	00	Otros activos reales	317.702	0	0	0	0	0	317.702
407	**00**	**00**	**00**	**Transferencias y donaciones**	**792.345.838**	**0**	**0**	**0**	**0**	**0**	**792.345.838**
407	01	00	00	Transferencias y donaciones corrientes internas	792.345.838	0	0	0	0	0	792.345.838
407	01	01	00	Transferencias corrientes internas al sector privado	16.310.944	0	0	0	0	0	16.310.944
407	01	01	01	Pensiones del personal empleado, obrero y militar	953.592	0	0	0	0	0	953.592
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.651.280	0	0	0	0	0	2.651.280
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	264.888	0	0	0	0	0	264.888
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	95.364	0	0	0	0	0	95.364
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	2.598.060	0	0	0	0	0	2.598.060
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	502.000	0	0	0	0	0	502.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	736.468	0	0	0	0	0	736.468
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	265.128	0	0	0	0	0	265.128
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	6.928.164	0	0	0	0	0	6.928.164
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	1.316.000	0	0	0	0	0	1.316.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	02	00	Donaciones corrientes internas al sector privado	22.480.079	0	0	0	0	0	22.480.079
407	01	02	01	Donaciones corrientes a personas	22.480.079	0	0	0	0	0	22.480.079
407	01	03	00	Transferencias corrientes internas al sector público	753.554.815	0	0	0	0	0	753.554.815
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	550.404.319	0	0	0	0	0	550.404.319
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	203.150.496	0	0	0	0	0	203.150.496
				Totales	**1.091.034.894**	**0**	**0**	**0**	**0**	**0**	**1.091.034.894**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 115501 330026000 DISEÑO E IMPLEMENTACION DE UN SISTEMA DE INFORMACIÓN DE INDICADORES DE GESTIÓN PARA LAS EVALUACIONES DE LAS POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: DIRIGIR Y COORDINAR EL PROCESO DE SEGUIMIENTO Y EVALUACION DE LOS RESULTADOS DE LAS POLTICAS PUBLICAS IMPLEMENTADAS POR EL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**18.861.325**	**0**	**0**	**0**	**0**	**0**	**18.861.325**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.758.036	0	0	0	0	0	4.758.036
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.118.036	0	0	0	0	0	2.118.036
401	01	18	00	Remuneraciones al personal contratado	2.640.000	0	0	0	0	0	2.640.000
401	03	00	00	Primas	480.377	0	0	0	0	0	480.377
401	03	03	00	Primas por hogar a empleados	46.500	0	0	0	0	0	46.500
401	03	04	00	Primas por hijos a empleados	45.900	0	0	0	0	0	45.900
401	03	08	00	Primas de profesionalización a empleados	231.504	0	0	0	0	0	231.504
401	03	09	00	Primas por antigüedad a empleados	156.473	0	0	0	0	0	156.473
401	04	00	00	Complementos de sueldos y salarios	2.526.304	0	0	0	0	0	2.526.304
401	04	08	00	Bono compensatorio de alimentación a empleados	537.200	0	0	0	0	0	537.200
401	04	26	00	Bono compensatorio de alimentación al personal contratado	598.800	0	0	0	0	0	598.800
401	04	96	00	Otros complementos a empleados	804.512	0	0	0	0	0	804.512
401	04	98	00	Otros complementos al personal contratado	585.792	0	0	0	0	0	585.792
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.616.141	0	0	0	0	0	1.616.141
401	05	01	00	Aguinaldos a empleados	720.460	0	0	0	0	0	720.460
401	05	03	00	Bono vacacional a empleados	288.182	0	0	0	0	0	288.182
401	05	07	00	Aguinaldos al personal contratado	566.666	0	0	0	0	0	566.666
401	05	08	00	Bono vacacional al personal contratado	40.833	0	0	0	0	0	40.833
401	06	00	00	Aportes patronales y legales	449.709	0	0	0	0	0	449.709
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	270.000	0	0	0	0	0	270.000
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	63.672	0	0	0	0	0	63.672
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	49.020	0	0	0	0	0	49.020
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	67.017	0	0	0	0	0	67.017
401	07	00	00	Asistencia socio-económica	7.030.766	0	0	0	0	0	7.030.766
401	07	01	00	Capacitación y adiestramiento a empleados	225.000	0	0	0	0	0	225.000
401	07	02	00	Becas a empleados	172.800	0	0	0	0	0	172.800
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	211.872	0	0	0	0	0	211.872
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos	6.062.143	0	0	0	0	0	6.062.143

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 115501 330026000 DISEÑO E IMPLEMENTACION DE UN SISTEMA DE INFORMACIÓN DE INDICADORES DE GESTIÓN PARA LAS EVALUACIONES DE LAS POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: DIRIGIR Y COORDINAR EL PROCESO DE SEGUIMIENTO Y EVALUACION DE LOS RESULTADOS DE LAS POLTICAS PUBLICAS IMPLEMENTADAS POR EL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				funerarios por empleados							
401	07	33	00	Asistencia socio-económica al personal contratado	358.951	0	0	0	0	0	358.951
401	08	00	00	Prestaciones sociales e indemnizaciones	1.999.992	0	0	0	0	0	1.999.992
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.412.088	0	0	0	0	0	1.412.088
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	587.904	0	0	0	0	0	587.904
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**447.000**	**0**	**0**	**0**	**0**	**0**	**447.000**
402	01	00	00	Productos alimenticios y agropecuarios	11.700	0	0	0	0	0	11.700
402	01	01	00	Alimentos y bebidas para personas	11.700	0	0	0	0	0	11.700
402	02	00	00	Productos de minas, canteras y yacimientos	3.200	0	0	0	0	0	3.200
402	02	01	00	Carbón mineral	3.200	0	0	0	0	0	3.200
402	05	00	00	Productos de papel, cartón e impresos	363.700	0	0	0	0	0	363.700
402	05	03	00	Productos de papel y cartón para oficina	338.500	0	0	0	0	0	338.500
402	05	99	00	Otros productos de pulpa, papel y cartón	25.200	0	0	0	0	0	25.200
402	10	00	00	Productos varios y útiles diversos	68.400	0	0	0	0	0	68.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	13.400	0	0	0	0	0	13.400
402	10	08	00	Materiales para equipos de computación	55.000	0	0	0	0	0	55.000
403	**00**	**00**	**00**	**Servicios no personales**	**414.280**	**0**	**0**	**0**	**0**	**0**	**414.280**
403	03	00	00	Derechos sobre bienes intangibles	200.000	0	0	0	0	0	200.000
403	03	03	00	Paquetes y programas de computación	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	122.000	0	0	0	0	0	122.000
403	09	01	00	Viáticos y pasajes dentro del país	80.000	0	0	0	0	0	80.000
403	09	03	00	Asignación por kilómetros recorridos	42.000	0	0	0	0	0	42.000
403	18	00	00	Impuestos indirectos	92.280	0	0	0	0	0	92.280
403	18	01	00	Impuesto al valor agregado	92.280	0	0	0	0	0	92.280
				Totales	**19.722.605**	**0**	**0**	**0**	**0**	**0**	**19.722.605**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 115501 330026000 DISEÑO E IMPLEMENTACION DE UN SISTEMA DE INFORMACIÓN DE INDICADORES DE GESTIÓN PARA LAS EVALUACIONES DE LAS POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: DIRIGIR Y COORDINAR EL PROCESO DE SEGUIMIENTO Y EVALUACION DE LOS RESULTADOS DE LAS POLTICAS PUBLICAS IMPLEMENTADAS POR EL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **PROYECTO:** 115501 330026000 DISEÑO E IMPLEMENTACION DE UN SISTEMA DE INFORMACIÓN DE INDICADORES DE GESTIÓN PARA LAS EVALUACIONES DE LAS POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: DIRIGIR Y COORDINAR EL PROCESO DE SEGUIMIENTO Y EVALUACION DE LOS RESULTADOS DE LAS POLTICAS PUBLICAS IMPLEMENTADAS POR EL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 330026001 REUNIONES ENTRE LAS DIRECCIONES GENERALES DE SEGUIMIENTO Y CONTROL Y TECNOLOGIA DE LA INFRMACION PARA LA EVALUACION DE LA PLATAFORMA TECNOLOGICA Y LA CONTRUCCION DEL SOFTWARE

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE SEGUIMIENTO Y CONTROL DE POLITICAS PUBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**18.861.325**	**0**	**0**	**0**	**0**	0	**18.861.325**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.758.036	0	0	0	0	0	4.758.036
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.118.036	0	0	0	0	0	2.118.036
401	01	18	00	Remuneraciones al personal contratado	2.640.000	0	0	0	0	0	2.640.000
401	03	00	00	Primas	480.377	0	0	0	0	0	480.377
401	03	03	00	Primas por hogar a empleados	46.500	0	0	0	0	0	46.500
401	03	04	00	Primas por hijos a empleados	45.900	0	0	0	0	0	45.900
401	03	08	00	Primas de profesionalización a empleados	231.504	0	0	0	0	0	231.504
401	03	09	00	Primas por antigüedad a empleados	156.473	0	0	0	0	0	156.473
401	04	00	00	Complementos de sueldos y salarios	2.526.304	0	0	0	0	0	2.526.304
401	04	08	00	Bono compensatorio de alimentación a empleados	537.200	0	0	0	0	0	537.200
401	04	26	00	Bono compensatorio de alimentación al personal contratado	598.800	0	0	0	0	0	598.800
401	04	96	00	Otros complementos a empleados	804.512	0	0	0	0	0	804.512
401	04	98	00	Otros complementos al personal contratado	585.792	0	0	0	0	0	585.792
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.616.141	0	0	0	0	0	1.616.141
401	05	01	00	Aguinaldos a empleados	720.460	0	0	0	0	0	720.460
401	05	03	00	Bono vacacional a empleados	288.182	0	0	0	0	0	288.182
401	05	07	00	Aguinaldos al personal contratado	566.666	0	0	0	0	0	566.666
401	05	08	00	Bono vacacional al personal contratado	40.833	0	0	0	0	0	40.833
401	06	00	00	Aportes patronales y legales	449.709	0	0	0	0	0	449.709
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	270.000	0	0	0	0	0	270.000
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	63.672	0	0	0	0	0	63.672
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	49.020	0	0	0	0	0	49.020
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	67.017	0	0	0	0	0	67.017

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 115501 330026000 DISEÑO E IMPLEMENTACION DE UN SISTEMA DE INFORMACIÓN DE INDICADORES DE GESTIÓN PARA LAS EVALUACIONES DE LAS POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: DIRIGIR Y COORDINAR EL PROCESO DE SEGUIMIENTO Y EVALUACION DE LOS RESULTADOS DE LAS POLTICAS PUBLICAS IMPLEMENTADAS POR EL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 330026001 REUNIONES ENTRE LAS DIRECCIONES GENERALES DE SEGUIMIENTO Y CONTROL Y TECNOLOGIA DE LA INFRMACION PARA LA EVALUACION DE LA PLATAFORMA TECNOLOGICA Y LA CONTRUCCION DEL SOFTWARE

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE SEGUIMIENTO Y CONTROL DE POLITICAS PUBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	7.030.766	0	0	0	0	0	7.030.766
401	07	01	00	Capacitación y adiestramiento a empleados	225.000	0	0	0	0	0	225.000
401	07	02	00	Becas a empleados	172.800	0	0	0	0	0	172.800
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	211.872	0	0	0	0	0	211.872
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	6.062.143	0	0	0	0	0	6.062.143
401	07	33	00	Asistencia socio-económica al personal contratado	358.951	0	0	0	0	0	358.951
401	08	00	00	Prestaciones sociales e indemnizaciones	1.999.992	0	0	0	0	0	1.999.992
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.412.088	0	0	0	0	0	1.412.088
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	587.904	0	0	0	0	0	587.904
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**69.200**	**0**	**0**	**0**	**0**	0	**69.200**
402	02	00	00	Productos de minas, canteras y yacimientos	3.200	0	0	0	0	0	3.200
402	02	01	00	Carbón mineral	3.200	0	0	0	0	0	3.200
402	05	00	00	Productos de papel, cartón e impresos	54.000	0	0	0	0	0	54.000
402	05	03	00	Productos de papel y cartón para oficina	54.000	0	0	0	0	0	54.000
402	10	00	00	Productos varios y útiles diversos	12.000	0	0	0	0	0	12.000
402	10	08	00	Materiales para equipos de computación	12.000	0	0	0	0	0	12.000
403	**00**	**00**	**00**	**Servicios no personales**	**8.304**	**0**	**0**	**0**	**0**	0	**8.304**
403	18	00	00	Impuestos indirectos	8.304	0	0	0	0	0	8.304
403	18	01	00	Impuesto al valor agregado	8.304	0	0	0	0	0	8.304
				Totales	**18.938.829**	**0**	**0**	**0**	**0**	0	**18.938.829**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 115501 330026000 DISEÑO E IMPLEMENTACION DE UN SISTEMA DE INFORMACIÓN DE INDICADORES DE GESTIÓN PARA LAS EVALUACIONES DE LAS POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: DIRIGIR Y COORDINAR EL PROCESO DE SEGUIMIENTO Y EVALUACION DE LOS RESULTADOS DE LAS POLTICAS PUBLICAS IMPLEMENTADAS POR EL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 330026002 REUNIONES DE COORDINACION CON EL IGSB,INE, PDVSA PARA LA CONSOLIDACION DEL SISTEMA

UNIDAD DE MEDIDA: BASE DE DATOS **META:** 4

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE SEGUIMIENTO Y CONTROL DE POLITICAS PUBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**38.200**	**0**	**0**	**0**	**0**	0	**38.200**
402	01	00	00	Productos alimenticios y agropecuarios	11.700	0	0	0	0	0	11.700
402	01	01	00	Alimentos y bebidas para personas	11.700	0	0	0	0	0	11.700
402	05	00	00	Productos de papel, cartón e impresos	26.500	0	0	0	0	0	26.500
402	05	03	00	Productos de papel y cartón para oficina	26.500	0	0	0	0	0	26.500
403	**00**	**00**	**00**	**Servicios no personales**	**4.584**	**0**	**0**	**0**	**0**	0	**4.584**
403	18	00	00	Impuestos indirectos	4.584	0	0	0	0	0	4.584
403	18	01	00	Impuesto al valor agregado	4.584	0	0	0	0	0	4.584
				Totales	**42.784**	**0**	**0**	**0**	**0**	0	**42.784**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 115501 330026000 DISEÑO E IMPLEMENTACION DE UN SISTEMA DE INFORMACIÓN DE INDICADORES DE GESTIÓN PARA LAS EVALUACIONES DE LAS POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: DIRIGIR Y COORDINAR EL PROCESO DE SEGUIMIENTO Y EVALUACION DE LOS RESULTADOS DE LAS POLTICAS PUBLICAS IMPLEMENTADAS POR EL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 330026003 IDENTIFICACION Y SELECCION DE POLITICAS PUBLICAS Y SUS PROYECTOS PARA SU INCORPORACION AL SISTEMA DE EVALUACION

UNIDAD DE MEDIDA: *INDICADOR* **META:** 6

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE SEGUIMIENTO Y CONTROL DE POLITICAS PUBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**56.400**	**0**	**0**	**0**	**0**	0	**56.400**
402	10	00	00	Productos varios y útiles diversos	56.400	0	0	0	0	0	56.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	13.400	0	0	0	0	0	13.400
402	10	08	00	Materiales para equipos de computación	43.000	0	0	0	0	0	43.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.768**	**0**	**0**	**0**	**0**	0	**6.768**
403	18	00	00	Impuestos indirectos	6.768	0	0	0	0	0	6.768
403	18	01	00	Impuesto al valor agregado	6.768	0	0	0	0	0	6.768
				Totales	**63.168**	**0**	**0**	**0**	**0**	0	**63.168**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **PROYECTO:** 115501 330026000 DISEÑO E IMPLEMENTACION DE UN SISTEMA DE INFORMACIÓN DE INDICADORES DE GESTIÓN PARA LAS EVALUACIONES DE LAS POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: DIRIGIR Y COORDINAR EL PROCESO DE SEGUIMIENTO Y EVALUACION DE LOS RESULTADOS DE LAS POLTICAS PUBLICAS IMPLEMENTADAS POR EL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 330026004 DESARROLLO DE INSPECCIÓN BAJO INSTRUCCIONES PARA HACER SEGUIMIENTO IN SITU DE ACCIONES DEL GOBIERNO CENTRAL

UNIDAD DE MEDIDA: DOCUMENTO **META:** 50

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**120.000**	**0**	**0**	**0**	**0**	0	**120.000**
402	05	00	00	Productos de papel, cartón e impresos	120.000	0	0	0	0	0	120.000
402	05	03	00	Productos de papel y cartón para oficina	120.000	0	0	0	0	0	120.000
403	**00**	**00**	**00**	**Servicios no personales**	**104.000**	**0**	**0**	**0**	**0**	0	**104.000**
403	09	00	00	Viáticos y pasajes	80.000	0	0	0	0	0	80.000
403	09	01	00	Viáticos y pasajes dentro del país	80.000	0	0	0	0	0	80.000
403	18	00	00	Impuestos indirectos	24.000	0	0	0	0	0	24.000
403	18	01	00	Impuesto al valor agregado	24.000	0	0	0	0	0	24.000
				Totales	**224.000**	**0**	**0**	**0**	**0**	0	**224.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 115501 330026000 DISEÑO E IMPLEMENTACION DE UN SISTEMA DE INFORMACIÓN DE INDICADORES DE GESTIÓN PARA LAS EVALUACIONES DE LAS POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: DIRIGIR Y COORDINAR EL PROCESO DE SEGUIMIENTO Y EVALUACION DE LOS RESULTADOS DE LAS POLTICAS PUBLICAS IMPLEMENTADAS POR EL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 330026005 DISEÑO METODOLOGICO DEL SISTEMA DE INFORMACIÓN

UNIDAD DE MEDIDA: MANUAL **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE PÓLITICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**120.000**	**0**	**0**	**0**	**0**	0	**120.000**
402	05	00	00	Productos de papel, cartón e impresos	120.000	0	0	0	0	0	120.000
402	05	03	00	Productos de papel y cartón para oficina	120.000	0	0	0	0	0	120.000
403	**00**	**00**	**00**	**Servicios no personales**	**238.400**	**0**	**0**	**0**	**0**	0	**238.400**
403	03	00	00	Derechos sobre bienes intangibles	200.000	0	0	0	0	0	200.000
403	03	03	00	Paquetes y programas de computación	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	38.400	0	0	0	0	0	38.400
403	18	01	00	Impuesto al valor agregado	38.400	0	0	0	0	0	38.400
				Totales	**358.400**	**0**	**0**	**0**	**0**	0	**358.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 115501 330026000 DISEÑO E IMPLEMENTACION DE UN SISTEMA DE INFORMACIÓN DE INDICADORES DE GESTIÓN PARA LAS EVALUACIONES DE LAS POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: DIRIGIR Y COORDINAR EL PROCESO DE SEGUIMIENTO Y EVALUACION DE LOS RESULTADOS DE LAS POLTICAS PUBLICAS IMPLEMENTADAS POR EL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 330026006 PRUEBA DEL SISTEMA

UNIDAD DE MEDIDA: REPORTE **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLITICAS PÚBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.200**	**0**	**0**	**0**	**0**	0	**13.200**
402	05	00	00	Productos de papel, cartón e impresos	13.200	0	0	0	0	0	13.200
402	05	99	00	Otros productos de pulpa, papel y cartón	13.200	0	0	0	0	0	13.200
403	**00**	**00**	**00**	**Servicios no personales**	**1.584**	**0**	**0**	**0**	**0**	0	**1.584**
403	18	00	00	Impuestos indirectos	1.584	0	0	0	0	0	1.584
403	18	01	00	Impuesto al valor agregado	1.584	0	0	0	0	0	1.584
				Totales	**14.784**	**0**	**0**	**0**	**0**	0	**14.784**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 115501 330026000 DISEÑO E IMPLEMENTACION DE UN SISTEMA DE INFORMACIÓN DE INDICADORES DE GESTIÓN PARA LAS EVALUACIONES DE LAS POLÍTICAS PÚBLICAS.

OBJETIVO DEL PROYECTO: DIRIGIR Y COORDINAR EL PROCESO DE SEGUIMIENTO Y EVALUACION DE LOS RESULTADOS DE LAS POLTICAS PUBLICAS IMPLEMENTADAS POR EL EJECUTIVO NACIONAL.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SEGUIMIENTO Y CONTROL DE POLÍTICAS PÚBLICAS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 330026007 LEVANTAMIENTO DE INFORMACION A TRAVES DE ESTADISTICAS DE LAS POLITICAS SELECCONADAS Y CONSTRUCCION DE INDICE E INDICADORES GEOREFERENCIADO, CARGA DEL SISTEMA

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECIÓN GENERAL DE PLANIFICACION ESTRATEGICA Y PRESUPUESTO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**30.000**	**0**	**0**	**0**	**0**	0	**30.000**
402	05	00	00	Productos de papel, cartón e impresos	30.000	0	0	0	0	0	30.000
402	05	03	00	Productos de papel y cartón para oficina	18.000	0	0	0	0	0	18.000
402	05	99	00	Otros productos de pulpa, papel y cartón	12.000	0	0	0	0	0	12.000
403	**00**	**00**	**00**	**Servicios no personales**	**50.640**	**0**	**0**	**0**	**0**	0	**50.640**
403	09	00	00	Viáticos y pasajes	42.000	0	0	0	0	0	42.000
403	09	03	00	Asignación por kilómetros recorridos	42.000	0	0	0	0	0	42.000
403	18	00	00	Impuestos indirectos	8.640	0	0	0	0	0	8.640
403	18	01	00	Impuesto al valor agregado	8.640	0	0	0	0	0	8.640
				Totales	**80.640**	**0**	**0**	**0**	**0**	0	**80.640**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 115697 330027000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE II

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO QUE FORTALEZCA LAS BASES DEL SOCIALISMO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**39.129.907**	**0**	**0**	**0**	**0**	**0**	**39.129.907**
401	01	00	00	Sueldos, salarios y otras retribuciones	7.103.256	0	0	0	0	0	7.103.256
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.103.256	0	0	0	0	0	7.103.256
401	03	00	00	Primas	1.286.706	0	0	0	0	0	1.286.706
401	03	03	00	Primas por hogar a empleados	201.000	0	0	0	0	0	201.000
401	03	04	00	Primas por hijos a empleados	205.200	0	0	0	0	0	205.200
401	03	08	00	Primas de profesionalización a empleados	539.688	0	0	0	0	0	539.688
401	03	09	00	Primas por antigüedad a empleados	340.818	0	0	0	0	0	340.818
401	04	00	00	Complementos de sueldos y salarios	7.659.954	0	0	0	0	0	7.659.954
401	04	06	00	Complemento a empleados por comisión de servicios	1.700.832	0	0	0	0	0	1.700.832
401	04	08	00	Bono compensatorio de alimentación a empleados	3.363.776	0	0	0	0	0	3.363.776
401	04	96	00	Otros complementos a empleados	2.595.346	0	0	0	0	0	2.595.346
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.726.273	0	0	0	0	0	3.726.273
401	05	01	00	Aguinaldos a empleados	2.796.612	0	0	0	0	0	2.796.612
401	05	03	00	Bono vacacional a empleados	929.661	0	0	0	0	0	929.661
401	06	00	00	Aportes patronales y legales	1.700.884	0	0	0	0	0	1.700.884
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.061.796	0	0	0	0	0	1.061.796
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	213.516	0	0	0	0	0	213.516
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	193.092	0	0	0	0	0	193.092
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	232.480	0	0	0	0	0	232.480
401	07	00	00	Asistencia socio-económica	12.555.330	0	0	0	0	0	12.555.330
401	07	01	00	Capacitación y adiestramiento a empleados	153.000	0	0	0	0	0	153.000
401	07	02	00	Becas a empleados	864.000	0	0	0	0	0	864.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	710.208	0	0	0	0	0	710.208
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	10.828.122	0	0	0	0	0	10.828.122
401	08	00	00	Prestaciones sociales e indemnizaciones	5.097.504	0	0	0	0	0	5.097.504
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.097.504	0	0	0	0	0	5.097.504
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**156.648**	**0**	**0**	**0**	**0**	**0**	**156.648**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 115697 330027000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE II

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO QUE FORTALEZCA LAS BASES DEL SOCIALISMO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	01	00	00	Productos alimenticios y agropecuarios	15.330	0	0	0	0	0	15.330
402	01	01	00	Alimentos y bebidas para personas	15.330	0	0	0	0	0	15.330
402	03	00	00	Textiles y vestuarios	7.470	0	0	0	0	0	7.470
402	03	02	00	Prendas de vestir	7.470	0	0	0	0	0	7.470
402	05	00	00	Productos de papel, cartón e impresos	59.541	0	0	0	0	0	59.541
402	05	01	00	Pulpa de madera, papel y cartón	9.488	0	0	0	0	0	9.488
402	05	02	00	Envases y cajas de papel y cartón	2.436	0	0	0	0	0	2.436
402	05	03	00	Productos de papel y cartón para oficina	29.567	0	0	0	0	0	29.567
402	05	04	00	Libros, revistas y periódicos	1.872	0	0	0	0	0	1.872
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.462	0	0	0	0	0	5.462
402	05	99	00	Otros productos de pulpa, papel y cartón	10.716	0	0	0	0	0	10.716
402	06	00	00	Productos químicos y derivados	21.550	0	0	0	0	0	21.550
402	06	03	00	Tintas, pinturas y colorantes	10.020	0	0	0	0	0	10.020
402	06	08	00	Productos plásticos	9.970	0	0	0	0	0	9.970
402	06	99	00	Otros productos de la industria química y conexos	1.560	0	0	0	0	0	1.560
402	10	00	00	Productos varios y útiles diversos	52.757	0	0	0	0	0	52.757
402	10	03	00	Utensilios de cocina y comedor	2.044	0	0	0	0	0	2.044
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.297	0	0	0	0	0	7.297
402	10	08	00	Materiales para equipos de computación	43.416	0	0	0	0	0	43.416
403	**00**	**00**	**00**	**Servicios no personales**	**1.008.353**	**0**	**0**	**0**	**0**	**0**	**1.008.353**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.950	0	0	0	0	0	1.950
403	07	02	00	Imprenta y reproducción	1.950	0	0	0	0	0	1.950
403	09	00	00	Viáticos y pasajes	110.027	0	0	0	0	0	110.027
403	09	01	00	Viáticos y pasajes dentro del país	34.429	0	0	0	0	0	34.429
403	09	02	00	Viáticos y pasajes fuera del país	75.598	0	0	0	0	0	75.598
403	15	00	00	Servicios fiscales	5.605	0	0	0	0	0	5.605
403	15	02	00	Tasas y otros derechos obligatorios	5.605	0	0	0	0	0	5.605
403	18	00	00	Impuestos indirectos	890.771	0	0	0	0	0	890.771
403	18	01	00	Impuesto al valor agregado	890.771	0	0	0	0	0	890.771

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 115697 330027000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE II

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO QUE FORTALEZCA LAS BASES DEL SOCIALISMO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	**00**	**00**	**00**	**Activos reales**	**90.683**	**0**	**0**	**0**	**0**	**0**	**90.683**
404	05	00	00	Equipos de comunicaciones y de señalamiento	9.430	0	0	0	0	0	9.430
404	05	01	00	Equipos de telecomunicaciones	4.000	0	0	0	0	0	4.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	5.430	0	0	0	0	0	5.430
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.843	0	0	0	0	0	1.843
404	07	01	00	Equipos científicos y de laboratorio	1.843	0	0	0	0	0	1.843
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	79.410	0	0	0	0	0	79.410
404	09	01	00	Mobiliario y equipos de oficina	20.617	0	0	0	0	0	20.617
404	09	02	00	Equipos de computación	38.099	0	0	0	0	0	38.099
404	09	03	00	Mobiliario y equipos de alojamiento	6.000	0	0	0	0	0	6.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	14.694	0	0	0	0	0	14.694
				Totales	**40.385.591**	**0**	**0**	**0**	**0**	**0**	**40.385.591**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 115697 330027000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE II

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO QUE FORTALEZCA LAS BASES DEL SOCIALISMO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL

META: 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 115697 330027000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE II

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO QUE FORTALEZCA LAS BASES DEL SOCIALISMO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 330027001 COORDINAR, TRAMITAR Y EVALUAR LAS SOLICITUDES DE JUBILACIONES ESPECIALES EMITIDAS POR LOS ORGANISMOS Y ENTES DEL ESTADO.

UNIDAD DE MEDIDA: JUBILACIÓN **META:** 840

RESPONSABLE/EJECUTOR: VICEPRESIDENCIA DE LA REPUBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**39.129.907**	**0**	**0**	**0**	**0**	0	**39.129.907**
401	01	00	00	Sueldos, salarios y otras retribuciones	7.103.256	0	0	0	0	0	7.103.256
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	7.103.256	0	0	0	0	0	7.103.256
401	03	00	00	Primas	1.286.706	0	0	0	0	0	1.286.706
401	03	03	00	Primas por hogar a empleados	201.000	0	0	0	0	0	201.000
401	03	04	00	Primas por hijos a empleados	205.200	0	0	0	0	0	205.200
401	03	08	00	Primas de profesionalización a empleados	539.688	0	0	0	0	0	539.688
401	03	09	00	Primas por antigüedad a empleados	340.818	0	0	0	0	0	340.818
401	04	00	00	Complementos de sueldos y salarios	7.659.954	0	0	0	0	0	7.659.954
401	04	06	00	Complemento a empleados por comisión de servicios	1.700.832	0	0	0	0	0	1.700.832
401	04	08	00	Bono compensatorio de alimentación a empleados	3.363.776	0	0	0	0	0	3.363.776
401	04	96	00	Otros complementos a empleados	2.595.346	0	0	0	0	0	2.595.346
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.726.273	0	0	0	0	0	3.726.273
401	05	01	00	Aguinaldos a empleados	2.796.612	0	0	0	0	0	2.796.612
401	05	03	00	Bono vacacional a empleados	929.661	0	0	0	0	0	929.661
401	06	00	00	Aportes patronales y legales	1.700.884	0	0	0	0	0	1.700.884
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.061.796	0	0	0	0	0	1.061.796
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	213.516	0	0	0	0	0	213.516
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	193.092	0	0	0	0	0	193.092
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	232.480	0	0	0	0	0	232.480
401	07	00	00	Asistencia socio-económica	12.555.330	0	0	0	0	0	12.555.330
401	07	01	00	Capacitación y adiestramiento a empleados	153.000	0	0	0	0	0	153.000
401	07	02	00	Becas a empleados	864.000	0	0	0	0	0	864.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	710.208	0	0	0	0	0	710.208

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 115697 330027000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE II

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO QUE FORTALEZCA LAS BASES DEL SOCIALISMO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 330027001 COORDINAR, TRAMITAR Y EVALUAR LAS SOLICITUDES DE JUBILACIONES ESPECIALES EMITIDAS POR LOS ORGANISMOS Y ENTES DEL ESTADO.

UNIDAD DE MEDIDA: *JUBILACIÓN* **META:** 840

RESPONSABLE/EJECUTOR: VICEPRESIDENCIA DE LA REPUBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	10.828.122	0	0	0	0	0	10.828.122
401	08	00	00	Prestaciones sociales e indemnizaciones	5.097.504	0	0	0	0	0	5.097.504
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.097.504	0	0	0	0	0	5.097.504
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.569**	**0**	**0**	**0**	**0**	0	**25.569**
402	01	00	00	Productos alimenticios y agropecuarios	1.498	0	0	0	0	0	1.498
402	01	01	00	Alimentos y bebidas para personas	1.498	0	0	0	0	0	1.498
402	03	00	00	Textiles y vestuarios	1.170	0	0	0	0	0	1.170
402	03	02	00	Prendas de vestir	1.170	0	0	0	0	0	1.170
402	05	00	00	Productos de papel, cartón e impresos	11.388	0	0	0	0	0	11.388
402	05	01	00	Pulpa de madera, papel y cartón	1.030	0	0	0	0	0	1.030
402	05	03	00	Productos de papel y cartón para oficina	4.025	0	0	0	0	0	4.025
402	05	04	00	Libros, revistas y periódicos	1.872	0	0	0	0	0	1.872
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.059	0	0	0	0	0	2.059
402	05	99	00	Otros productos de pulpa, papel y cartón	2.402	0	0	0	0	0	2.402
402	10	00	00	Productos varios y útiles diversos	11.513	0	0	0	0	0	11.513
402	10	03	00	Utensilios de cocina y comedor	2.044	0	0	0	0	0	2.044
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.917	0	0	0	0	0	2.917
402	10	08	00	Materiales para equipos de computación	6.552	0	0	0	0	0	6.552
403	**00**	**00**	**00**	**Servicios no personales**	**869.890**	**0**	**0**	**0**	**0**	0	**869.890**
403	09	00	00	Viáticos y pasajes	7.114	0	0	0	0	0	7.114
403	09	01	00	Viáticos y pasajes dentro del país	7.114	0	0	0	0	0	7.114
403	15	00	00	Servicios fiscales	218	0	0	0	0	0	218
403	15	02	00	Tasas y otros derechos obligatorios	218	0	0	0	0	0	218
403	18	00	00	Impuestos indirectos	862.558	0	0	0	0	0	862.558

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 115697 330027000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE II

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO QUE FORTALEZCA LAS BASES DEL SOCIALISMO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 330027001 COORDINAR, TRAMITAR Y EVALUAR LAS SOLICITUDES DE JUBILACIONES ESPECIALES EMITIDAS POR LOS ORGANISMOS Y ENTES DEL ESTADO.

UNIDAD DE MEDIDA: JUBILACIÓN **META:** 840

RESPONSABLE/EJECUTOR: VICEPRESIDENCIA DE LA REPUBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	862.558	0	0	0	0	0	862.558
404	**00**	**00**	**00**	**Activos reales**	**12.643**	**0**	**0**	**0**	**0**	0	**12.643**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	1.843	0	0	0	0	0	1.843
404	07	01	00	Equipos científicos y de laboratorio	1.843	0	0	0	0	0	1.843
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.800	0	0	0	0	0	10.800
404	09	01	00	Mobiliario y equipos de oficina	3.767	0	0	0	0	0	3.767
404	09	02	00	Equipos de computación	7.033	0	0	0	0	0	7.033
				Totales	**40.038.009**	**0**	**0**	**0**	**0**	0	**40.038.009**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 115697 330027000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE II

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO QUE FORTALEZCA LAS BASES DEL SOCIALISMO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 330027002 COORDINAR EL SEGUIMIENTO, EVALUACION DE LA COMISION INTERGUBERNAMENTAL DE ALTO NIVEL RUSIA VENEZUELA.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 60

RESPONSABLE/EJECUTOR: VICEPRESIDENCIA DE LA REPUBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.643**	**0**	**0**	**0**	**0**	0	**12.643**
402	01	00	00	Productos alimenticios y agropecuarios	1.944	0	0	0	0	0	1.944
402	01	01	00	Alimentos y bebidas para personas	1.944	0	0	0	0	0	1.944
402	05	00	00	Productos de papel, cartón e impresos	4.076	0	0	0	0	0	4.076
402	05	01	00	Pulpa de madera, papel y cartón	720	0	0	0	0	0	720
402	05	03	00	Productos de papel y cartón para oficina	2.012	0	0	0	0	0	2.012
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	1.344	0	0	0	0	0	1.344
402	06	00	00	Productos químicos y derivados	1.560	0	0	0	0	0	1.560
402	06	99	00	Otros productos de la industria química y conexos	1.560	0	0	0	0	0	1.560
402	10	00	00	Productos varios y útiles diversos	5.063	0	0	0	0	0	5.063
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.463	0	0	0	0	0	1.463
402	10	08	00	Materiales para equipos de computación	3.600	0	0	0	0	0	3.600
403	**00**	**00**	**00**	**Servicios no personales**	**20.484**	**0**	**0**	**0**	**0**	0	**20.484**
403	09	00	00	Viáticos y pasajes	15.953	0	0	0	0	0	15.953
403	09	01	00	Viáticos y pasajes dentro del país	6.521	0	0	0	0	0	6.521
403	09	02	00	Viáticos y pasajes fuera del país	9.432	0	0	0	0	0	9.432
403	15	00	00	Servicios fiscales	667	0	0	0	0	0	667
403	15	02	00	Tasas y otros derechos obligatorios	667	0	0	0	0	0	667
403	18	00	00	Impuestos indirectos	3.864	0	0	0	0	0	3.864
403	18	01	00	Impuesto al valor agregado	3.864	0	0	0	0	0	3.864
404	**00**	**00**	**00**	**Activos reales**	**37.694**	**0**	**0**	**0**	**0**	0	**37.694**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	37.694	0	0	0	0	0	37.694
404	09	02	00	Equipos de computación	17.000	0	0	0	0	0	17.000
404	09	03	00	Mobiliario y equipos de alojamiento	6.000	0	0	0	0	0	6.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 115697 330027000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE II

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO QUE FORTALEZCA LAS BASES DEL SOCIALISMO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 330027002 COORDINAR EL SEGUIMIENTO, EVALUACION DE LA COMISION INTERGUBERNAMENTAL DE ALTO NIVEL RUSIA VENEZUELA.

UNIDAD DE MEDIDA: INSTRUMENTO **META:** 60

RESPONSABLE/EJECUTOR: VICEPRESIDENCIA DE LA REPUBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	14.694	0	0	0	0	0	14.694
				Totales	**70.821**	**0**	**0**	**0**	**0**	0	**70.821**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 115697 330027000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE II

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO QUE FORTALEZCA LAS BASES DEL SOCIALISMO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 330027003 ESTABLECER LAS INERRELACIONES ENTRE LOS ORGANOS Y ENTES PARA CONSTRUIR UN NUEVA MAPA PRODUCTIVO NACIONAL QUE SEA DESENCADENANTE DEL SOCIALISMO PLAN TRIENAL

UNIDAD DE MEDIDA: *TRATADO* **META:** 6

RESPONSABLE/EJECUTOR: VICEPRESIDENCIA DE LA REPUBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**17.566**	**0**	**0**	**0**	**0**	0	**17.566**
402	01	00	00	Productos alimenticios y agropecuarios	1.498	0	0	0	0	0	1.498
402	01	01	00	Alimentos y bebidas para personas	1.498	0	0	0	0	0	1.498
402	05	00	00	Productos de papel, cartón e impresos	9.516	0	0	0	0	0	9.516
402	05	01	00	Pulpa de madera, papel y cartón	1.030	0	0	0	0	0	1.030
402	05	03	00	Productos de papel y cartón para oficina	4.025	0	0	0	0	0	4.025
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	2.059	0	0	0	0	0	2.059
402	05	99	00	Otros productos de pulpa, papel y cartón	2.402	0	0	0	0	0	2.402
402	10	00	00	Productos varios y útiles diversos	6.552	0	0	0	0	0	6.552
402	10	08	00	Materiales para equipos de computación	6.552	0	0	0	0	0	6.552
403	**00**	**00**	**00**	**Servicios no personales**	**4.135**	**0**	**0**	**0**	**0**	0	**4.135**
403	07	00	00	Servicios de información, impresión y relaciones públicas	889	0	0	0	0	0	889
403	07	02	00	Imprenta y reproducción	889	0	0	0	0	0	889
403	18	00	00	Impuestos indirectos	3.246	0	0	0	0	0	3.246
403	18	01	00	Impuesto al valor agregado	3.246	0	0	0	0	0	3.246
404	**00**	**00**	**00**	**Activos reales**	**7.033**	**0**	**0**	**0**	**0**	0	**7.033**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	7.033	0	0	0	0	0	7.033
404	09	02	00	Equipos de computación	7.033	0	0	0	0	0	7.033
				Totales	**28.734**	**0**	**0**	**0**	**0**	0	**28.734**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **PROYECTO:** 115697 330027000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE II

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO QUE FORTALEZCA LAS BASES DEL SOCIALISMO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 330027004 COORDINAR EL SEGUIMIENTO EVALUACION DE LA COMISION PRESIDENCIAL DEL BICENTENARIO

UNIDAD DE MEDIDA: TRATADO **META:** 15

RESPONSABLE/EJECUTOR: VICEPRESIDENCIA DE LA REPUBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**21.934**	**0**	**0**	**0**	**0**	0	**21.934**
402	01	00	00	Productos alimenticios y agropecuarios	1.498	0	0	0	0	0	1.498
402	01	01	00	Alimentos y bebidas para personas	1.498	0	0	0	0	0	1.498
402	05	00	00	Productos de papel, cartón e impresos	10.967	0	0	0	0	0	10.967
402	05	01	00	Pulpa de madera, papel y cartón	1.030	0	0	0	0	0	1.030
402	05	03	00	Productos de papel y cartón para oficina	4.025	0	0	0	0	0	4.025
402	05	99	00	Otros productos de pulpa, papel y cartón	5.912	0	0	0	0	0	5.912
402	10	00	00	Productos varios y útiles diversos	9.469	0	0	0	0	0	9.469
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	2.917	0	0	0	0	0	2.917
402	10	08	00	Materiales para equipos de computación	6.552	0	0	0	0	0	6.552
403	**00**	**00**	**00**	**Servicios no personales**	**39.330**	**0**	**0**	**0**	**0**	0	**39.330**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.061	0	0	0	0	0	1.061
403	07	02	00	Imprenta y reproducción	1.061	0	0	0	0	0	1.061
403	09	00	00	Viáticos y pasajes	29.750	0	0	0	0	0	29.750
403	09	01	00	Viáticos y pasajes dentro del país	7.114	0	0	0	0	0	7.114
403	09	02	00	Viáticos y pasajes fuera del país	22.636	0	0	0	0	0	22.636
403	15	00	00	Servicios fiscales	889	0	0	0	0	0	889
403	15	02	00	Tasas y otros derechos obligatorios	889	0	0	0	0	0	889
403	18	00	00	Impuestos indirectos	7.630	0	0	0	0	0	7.630
403	18	01	00	Impuesto al valor agregado	7.630	0	0	0	0	0	7.630
404	**00**	**00**	**00**	**Activos reales**	**10.800**	**0**	**0**	**0**	**0**	0	**10.800**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	10.800	0	0	0	0	0	10.800
404	09	01	00	Mobiliario y equipos de oficina	3.767	0	0	0	0	0	3.767
404	09	02	00	Equipos de computación	7.033	0	0	0	0	0	7.033

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 115697 330027000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE II

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO QUE FORTALEZCA LAS BASES DEL SOCIALISMO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 330027004 COORDINAR EL SEGUIMIENTO EVALUACION DE LA COMISION PRESIDENCIAL DEL BICENTENARIO

UNIDAD DE MEDIDA: TRATADO **META:** 15

RESPONSABLE/EJECUTOR: VICEPRESIDENCIA DE LA REPUBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
				Totales	**72.064**	**0**	**0**	**0**	**0**	0	**72.064**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 115697 330027000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE II

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO QUE FORTALEZCA LAS BASES DEL SOCIALISMO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 330027005 COORDINAR EL SEGUIMIENTO EVALUACION Y CONTROL DE LAS INSTRUCCIONES Y DELEGACIONES OTORGADAS AL VICEPRESIDENTE

UNIDAD DE MEDIDA: TRATADO **META:** 23

RESPONSABLE/EJECUTOR: VICEPRESIDENCIA DE LA REPUBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**78.936**	**0**	**0**	**0**	**0**	0	**78.936**
402	01	00	00	Productos alimenticios y agropecuarios	8.892	0	0	0	0	0	8.892
402	01	01	00	Alimentos y bebidas para personas	8.892	0	0	0	0	0	8.892
402	03	00	00	Textiles y vestuarios	6.300	0	0	0	0	0	6.300
402	03	02	00	Prendas de vestir	6.300	0	0	0	0	0	6.300
402	05	00	00	Productos de papel, cartón e impresos	23.594	0	0	0	0	0	23.594
402	05	01	00	Pulpa de madera, papel y cartón	5.678	0	0	0	0	0	5.678
402	05	02	00	Envases y cajas de papel y cartón	2.436	0	0	0	0	0	2.436
402	05	03	00	Productos de papel y cartón para oficina	15.480	0	0	0	0	0	15.480
402	06	00	00	Productos químicos y derivados	19.990	0	0	0	0	0	19.990
402	06	03	00	Tintas, pinturas y colorantes	10.020	0	0	0	0	0	10.020
402	06	08	00	Productos plásticos	9.970	0	0	0	0	0	9.970
402	10	00	00	Productos varios y útiles diversos	20.160	0	0	0	0	0	20.160
402	10	08	00	Materiales para equipos de computación	20.160	0	0	0	0	0	20.160
403	**00**	**00**	**00**	**Servicios no personales**	**74.514**	**0**	**0**	**0**	**0**	0	**74.514**
403	09	00	00	Viáticos y pasajes	57.210	0	0	0	0	0	57.210
403	09	01	00	Viáticos y pasajes dentro del país	13.680	0	0	0	0	0	13.680
403	09	02	00	Viáticos y pasajes fuera del país	43.530	0	0	0	0	0	43.530
403	15	00	00	Servicios fiscales	3.831	0	0	0	0	0	3.831
403	15	02	00	Tasas y otros derechos obligatorios	3.831	0	0	0	0	0	3.831
403	18	00	00	Impuestos indirectos	13.473	0	0	0	0	0	13.473
403	18	01	00	Impuesto al valor agregado	13.473	0	0	0	0	0	13.473
404	**00**	**00**	**00**	**Activos reales**	**22.513**	**0**	**0**	**0**	**0**	0	**22.513**
404	05	00	00	Equipos de comunicaciones y de señalamiento	9.430	0	0	0	0	0	9.430

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 115697 330027000 ADMINISTRAR DIVERSAS INSTRUCCIONES Y DELEGACIONES ENCOMENDADAS AL VICEPRESIDENTE EJECUTIVO FASE II

OBJETIVO DEL PROYECTO: CONSTRUIR UN SECTOR PÚBLICO QUE FORTALEZCA LAS BASES DEL SOCIALISMO

UNIDAD DE MEDIDA: DELEGACIÓN OFICIAL **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE DELEGACIONES E INSTRUCCIONES PRESIDENCIALES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 330027005 COORDINAR EL SEGUIMIENTO EVALUACION Y CONTROL DE LAS INSTRUCCIONES Y DELEGACIONES OTORGADAS AL VICEPRESIDENTE

UNIDAD DE MEDIDA: *TRATADO* **META:** 23

RESPONSABLE/EJECUTOR: VICEPRESIDENCIA DE LA REPUBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	01	00	Equipos de telecomunicaciones	4.000	0	0	0	0	0	4.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	5.430	0	0	0	0	0	5.430
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	13.083	0	0	0	0	0	13.083
404	09	01	00	Mobiliario y equipos de oficina	13.083	0	0	0	0	0	13.083
				Totales	**175.963**	**0**	**0**	**0**	**0**	0	**175.963**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 447.171.444

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**447.171.444**	**0**	**0**	**0**	**0**	**0**	**447.171.444**
407	01	00	00	Transferencias y donaciones corrientes internas	447.171.444	0	0	0	0	0	447.171.444
407	01	03	00	Transferencias corrientes internas al sector público	447.171.444	0	0	0	0	0	447.171.444
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	347.771.444	0	0	0	0	0	347.771.444
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	99.400.000	0	0	0	0	0	99.400.000
				Totales	**447.171.444**	**0**	**0**	**0**	**0**	**0**	**447.171.444**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 447.171.444

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**447.171.444**	**0**	**0**	**0**	**0**	**0**	**447.171.444**
407	01	00	00	Transferencias y donaciones corrientes internas	447.171.444	0	0	0	0	0	447.171.444
407	01	03	00	Transferencias corrientes internas al sector público	447.171.444	0	0	0	0	0	447.171.444
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	347.771.444	0	0	0	0	0	347.771.444
				- A0016 Corporación de Desarrollo de la Región de los Llanos (CORPOLLANOS)	14.636.948	0	0	0	0	0	14.636.948
				- A0018 Corporación de Desarrollo de la Región de los Andes (CORPOANDES)	18.000.000	0	0	0	0	0	18.000.000
				- A0312 Fundación para el Desarrollo de la Región Centro Occidental de Venezuela (FUDECO)	15.134.496	0	0	0	0	0	15.134.496
				- A0411 Fundación Pro-Patria 2000	270.000.000	0	0	0	0	0	270.000.000
				- A0830 Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)	30.000.000	0	0	0	0	0	30.000.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	99.400.000	0	0	0	0	0	99.400.000
				- A0635 Centro Simón Bolívar, S.A. (CSB)	10.000.000	0	0	0	0	0	10.000.000
				- A1554 Corporación Venezolana del Café, S.A.	54.400.000	0	0	0	0	0	54.400.000
				- A1599 Corporación Socialista del Cacao Venezolano, S.A.	35.000.000	0	0	0	0	0	35.000.000
				Totales	**447.171.444**	**0**	**0**	**0**	**0**	**0**	**447.171.444**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 447.171.444

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 339999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA CORPORACIÓN DE DESARROLLO DE LA REGIÓN DE LOS LLANOS (CORPOLLANOS)

UNIDAD DE MEDIDA: BOLÍVAR

META: 14.536.948

RESPONSABLE/EJECUTOR: CORPORACIÓN DE DESARROLLO DE LA REGIÓN DE LOS LLANOS (CORPOLLANOS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**14.636.948**	**0**	**0**	**0**	**0**	0	**14.636.948**
407	01	00	00	Transferencias y donaciones corrientes internas	14.636.948	0	0	0	0	0	14.636.948
407	01	03	00	Transferencias corrientes internas al sector público	14.636.948	0	0	0	0	0	14.636.948
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	14.636.948	0	0	0	0	0	14.636.948
				Totales	**14.636.948**	**0**	**0**	**0**	**0**	0	**14.636.948**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 447.171.444

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 339999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA CORPORACIÓN DE DESARROLLO DE LA REGIÓN DE LOS ANDES (CORPOANDES)

UNIDAD DE MEDIDA: *BOLÍVAR*

META: 18.000.000

RESPONSABLE/EJECUTOR: CORPORACIÓN DE DESARROLLO DE LA REGIÓN DE LOS ANDES (CORPOANDES)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**18.000.000**	**0**	**0**	**0**	**0**	0	**18.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	18.000.000	0	0	0	0	0	18.000.000
407	01	03	00	Transferencias corrientes internas al sector público	18.000.000	0	0	0	0	0	18.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	18.000.000	0	0	0	0	0	18.000.000
				Totales	**18.000.000**	**0**	**0**	**0**	**0**	0	**18.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 447.171.444

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 339999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL SERVICIO COORDINADO DE TRANSPORTE AÉREO DEL EJECUTIVO NACIONAL (SATA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 30.000.000

RESPONSABLE/EJECUTOR: SERVICIO COORDINADO DE TRANSPORTE AEREO DEL EJECUTIVO NACIONAL (SATA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**30.000.000**	**0**	**0**	**0**	**0**	0	**30.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	30.000.000	0	0	0	0	0	30.000.000
407	01	03	00	Transferencias corrientes internas al sector público	30.000.000	0	0	0	0	0	30.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	30.000.000	0	0	0	0	0	30.000.000
				Totales	**30.000.000**	**0**	**0**	**0**	**0**	0	**30.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 447.171.444

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 339999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL CENTRO SIMÓN BOLÍVAR, S.A. (CSB)

UNIDAD DE MEDIDA: BOLÍVAR

META: 10.000.000

RESPONSABLE/EJECUTOR: CENTRO SIMÒN BOLIVAR (CSB)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.000.000**	**0**	**0**	**0**	**0**	0	**10.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	10.000.000	0	0	0	0	0	10.000.000
407	01	03	00	Transferencias corrientes internas al sector público	10.000.000	0	0	0	0	0	10.000.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	10.000.000	0	0	0	0	0	10.000.000
				Totales	**10.000.000**	**0**	**0**	**0**	**0**	0	**10.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 447.171.444

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 339999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN PRO-PATRIA 2000

UNIDAD DE MEDIDA: BOLÍVAR

META: 270.000.000

RESPONSABLE/EJECUTOR: FUNDACIÓN PRO-PATRIA 2000

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**270.000.000**	**0**	**0**	**0**	**0**	0	**270.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	270.000.000	0	0	0	0	0	270.000.000
407	01	03	00	Transferencias corrientes internas al sector público	270.000.000	0	0	0	0	0	270.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	270.000.000	0	0	0	0	0	270.000.000
				Totales	**270.000.000**	**0**	**0**	**0**	**0**	0	**270.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 447.171.444

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 339999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN PARA EL DESARROLLO DE LA REGIÓN CENTRO OCCIDENTAL DE VENEZUELA (FUDECO)

UNIDAD DE MEDIDA: BOLÍVAR

META: 15.134.496

RESPONSABLE/EJECUTOR: FUNDACION PARA EL DESARROLLO DE LA REGION CENTRO OCCIDENTAL DE VENEZUELA (FUDECO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**15.134.496**	**0**	**0**	**0**	**0**	0	**15.134.496**
407	01	00	00	Transferencias y donaciones corrientes internas	15.134.496	0	0	0	0	0	15.134.496
407	01	03	00	Transferencias corrientes internas al sector público	15.134.496	0	0	0	0	0	15.134.496
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	15.134.496	0	0	0	0	0	15.134.496
				Totales	**15.134.496**	**0**	**0**	**0**	**0**	0	**15.134.496**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 447.171.444

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 339999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA CORPORACIÓN VENEZOLANA DEL CAFÉ, S.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 54.400.000

RESPONSABLE/EJECUTOR: CORPORACION VENEZOLANA DEL CAFÉ, S.A

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**54.400.000**	**0**	**0**	**0**	**0**	0	**54.400.000**
407	01	00	00	Transferencias y donaciones corrientes internas	54.400.000	0	0	0	0	0	54.400.000
407	01	03	00	Transferencias corrientes internas al sector público	54.400.000	0	0	0	0	0	54.400.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	54.400.000	0	0	0	0	0	54.400.000
				Totales	**54.400.000**	**0**	**0**	**0**	**0**	0	**54.400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

PROYECTO: 339999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 447.171.444

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 339999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA CORPORACIÓN SOCIALISTA DEL CACAO VENEZOLANO, S.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 35.000.000

RESPONSABLE/EJECUTOR: CORPORACION SOCIALISTA DEL CACAO VENEZOLANO VENEZOLANO, S.A

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**35.000.000**	**0**	**0**	**0**	**0**	0	**35.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	35.000.000	0	0	0	0	0	35.000.000
407	01	03	00	Transferencias corrientes internas al sector público	35.000.000	0	0	0	0	0	35.000.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	35.000.000	0	0	0	0	0	35.000.000
				Totales	**35.000.000**	**0**	**0**	**0**	**0**	0	**35.000.000**

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**116.307.555**	**0**	**0**	**0**	**0**	**0**	**116.307.555**
401	01	00	00	Sueldos, salarios y otras retribuciones	21.421.428	0	0	0	0	0	21.421.428
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	9.411.384	0	0	0	0	0	9.411.384
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	5.742.804	0	0	0	0	0	5.742.804
401	01	12	00	Salarios a obreros en puestos no permanentes	870.264	0	0	0	0	0	870.264
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	126.756	0	0	0	0	0	126.756
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	5.270.220	0	0	0	0	0	5.270.220
401	03	00	00	Primas	4.284.084	0	0	0	0	0	4.284.084
401	03	03	00	Primas por hogar a empleados	250.500	0	0	0	0	0	250.500
401	03	04	00	Primas por hijos a empleados	209.700	0	0	0	0	0	209.700
401	03	08	00	Primas de profesionalización a empleados	913.356	0	0	0	0	0	913.356
401	03	09	00	Primas por antigüedad a empleados	488.684	0	0	0	0	0	488.684
401	03	18	00	Primas por hogar a obreros	256.500	0	0	0	0	0	256.500
401	03	19	00	Primas por hijos de obreros	317.700	0	0	0	0	0	317.700
401	03	21	00	Primas por antigüedad a obreros	667.045	0	0	0	0	0	667.045
401	03	22	00	Primas de profesionalización a obreros	47.280	0	0	0	0	0	47.280
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.133.319	0	0	0	0	0	1.133.319
401	04	00	00	Complementos de sueldos y salarios	18.979.319	0	0	0	0	0	18.979.319
401	04	08	00	Bono compensatorio de alimentación a empleados	2.878.600	0	0	0	0	0	2.878.600
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.572.144	0	0	0	0	0	1.572.144
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	3.066.060	0	0	0	0	0	3.066.060
401	04	18	00	Bono compensatorio de alimentación a obreros	2.985.800	0	0	0	0	0	2.985.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	598.800	0	0	0	0	0	598.800
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.058.000	0	0	0	0	0	1.058.000
401	04	96	00	Otros complementos a empleados	3.487.510	0	0	0	0	0	3.487.510
401	04	97	00	Otros complementos a obreros	2.958.405	0	0	0	0	0	2.958.405
401	04	98	00	Otros complementos al personal contratado	374.000	0	0	0	0	0	374.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.754.260	0	0	0	0	0	9.754.260
401	05	01	00	Aguinaldos a empleados	3.123.129	0	0	0	0	0	3.123.129
401	05	03	00	Bono vacacional a empleados	1.249.254	0	0	0	0	0	1.249.254
401	05	04	00	Aguinaldos a obreros	1.869.363	0	0	0	0	0	1.869.363
401	05	06	00	Bono vacacional a obreros	733.534	0	0	0	0	0	733.534
401	05	07	00	Aguinaldos al personal contratado	226.654	0	0	0	0	0	226.654

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	08	00	Bono vacacional al personal contratado	15.878	0	0	0	0	0	15.878
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.811.744	0	0	0	0	0	1.811.744
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	724.704	0	0	0	0	0	724.704
401	06	00	00	Aportes patronales y legales	5.109.506	0	0	0	0	0	5.109.506
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.426.992	0	0	0	0	0	1.426.992
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	282.840	0	0	0	0	0	282.840
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	259.368	0	0	0	0	0	259.368
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	311.986	0	0	0	0	0	311.986
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	854.196	0	0	0	0	0	854.196
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	164.052	0	0	0	0	0	164.052
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	155.280	0	0	0	0	0	155.280
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	179.285	0	0	0	0	0	179.285
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	823.428	0	0	0	0	0	823.428
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	161.796	0	0	0	0	0	161.796
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	340.595	0	0	0	0	0	340.595
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	149.688	0	0	0	0	0	149.688
401	07	00	00	Asistencia socio-económica	40.074.842	0	0	0	0	0	40.074.842
401	07	01	00	Capacitación y adiestramiento a empleados	396.000	0	0	0	0	0	396.000
401	07	02	00	Becas a empleados	1.080.000	0	0	0	0	0	1.080.000
401	07	03	00	Ayudas por matrimonio a empleados	14.400	0	0	0	0	0	14.400
401	07	04	00	Ayudas por nacimiento de hijos a empleados	14.400	0	0	0	0	0	14.400
401	07	05	00	Ayudas por defunción a empleados	14.400	0	0	0	0	0	14.400
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	941.112	0	0	0	0	0	941.112
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	8.501.862	0	0	0	0	0	8.501.862
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.840.000	0	0	0	0	0	1.840.000
401	07	10	00	Dotación de uniformes a empleados	1.505.000	0	0	0	0	0	1.505.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.356.000	0	0	0	0	0	1.356.000
401	07	17	00	Capacitación y adiestramiento a obreros	756.000	0	0	0	0	0	756.000
401	07	18	00	Becas a obreros	1.512.000	0	0	0	0	0	1.512.000
401	07	19	00	Ayudas por matrimonio de obreros	14.400	0	0	0	0	0	14.400
401	07	20	00	Ayudas por nacimiento de hijos de obreros	14.400	0	0	0	0	0	14.400

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	21	00	Ayudas por defunción a obreros	14.400	0	0	0	0	0	14.400
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	546.900	0	0	0	0	0	546.900
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	13.013.224	0	0	0	0	0	13.013.224
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	810.000	0	0	0	0	0	810.000
401	07	26	00	Dotación de uniformes a obreros	909.305	0	0	0	0	0	909.305
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	596.000	0	0	0	0	0	596.000
401	07	33	00	Asistencia socio-económica al personal contratado	143.593	0	0	0	0	0	143.593
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	539.724	0	0	0	0	0	539.724
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	5.196.122	0	0	0	0	0	5.196.122
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	345.600	0	0	0	0	0	345.600
401	08	00	00	Prestaciones sociales e indemnizaciones	16.684.116	0	0	0	0	0	16.684.116
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.850.176	0	0	0	0	0	6.850.176
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.818.528	0	0	0	0	0	4.818.528
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.041.624	0	0	0	0	0	1.041.624
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.973.788	0	0	0	0	0	3.973.788
403	**00**	**00**	**00**	**Servicios no personales**	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**
403	10	00	00	Servicios profesionales y técnicos	400.000	0	0	0	0	0	400.000
403	10	07	00	Servicios de capacitación y adiestramiento	400.000	0	0	0	0	0	400.000
				Totales	**116.707.555**	**0**	**0**	**0**	**0**	**0**	**116.707.555**

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 330001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**116.307.555**	**0**	**0**	**0**	**0**	**0**	**116.307.555**
401	01	00	00	Sueldos, salarios y otras retribuciones	21.421.428	0	0	0	0	0	21.421.428
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	9.411.384	0	0	0	0	0	9.411.384
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	5.742.804	0	0	0	0	0	5.742.804
401	01	12	00	Salarios a obreros en puestos no permanentes	870.264	0	0	0	0	0	870.264
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	126.756	0	0	0	0	0	126.756
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	5.270.220	0	0	0	0	0	5.270.220
401	03	00	00	Primas	4.284.084	0	0	0	0	0	4.284.084
401	03	03	00	Primas por hogar a empleados	250.500	0	0	0	0	0	250.500
401	03	04	00	Primas por hijos a empleados	209.700	0	0	0	0	0	209.700
401	03	08	00	Primas de profesionalización a empleados	913.356	0	0	0	0	0	913.356
401	03	09	00	Primas por antigüedad a empleados	488.684	0	0	0	0	0	488.684
401	03	18	00	Primas por hogar a obreros	256.500	0	0	0	0	0	256.500
401	03	19	00	Primas por hijos de obreros	317.700	0	0	0	0	0	317.700
401	03	21	00	Primas por antigüedad a obreros	667.045	0	0	0	0	0	667.045
401	03	22	00	Primas de profesionalización a obreros	47.280	0	0	0	0	0	47.280
401	03	95	00	Otras primas al personal de alto nivel y de dirección	1.133.319	0	0	0	0	0	1.133.319
401	04	00	00	Complementos de sueldos y salarios	18.979.319	0	0	0	0	0	18.979.319
401	04	08	00	Bono compensatorio de alimentación a empleados	2.878.600	0	0	0	0	0	2.878.600
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.572.144	0	0	0	0	0	1.572.144
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	3.066.060	0	0	0	0	0	3.066.060
401	04	18	00	Bono compensatorio de alimentación a obreros	2.985.800	0	0	0	0	0	2.985.800
401	04	26	00	Bono compensatorio de alimentación al personal contratado	598.800	0	0	0	0	0	598.800
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	1.058.000	0	0	0	0	0	1.058.000
401	04	96	00	Otros complementos a empleados	3.487.510	0	0	0	0	0	3.487.510
401	04	97	00	Otros complementos a obreros	2.958.405	0	0	0	0	0	2.958.405
401	04	98	00	Otros complementos al personal contratado	374.000	0	0	0	0	0	374.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	9.754.260	0	0	0	0	0	9.754.260

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 330001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	01	00	Aguinaldos a empleados	3.123.129	0	0	0	0	0	3.123.129
401	05	03	00	Bono vacacional a empleados	1.249.254	0	0	0	0	0	1.249.254
401	05	04	00	Aguinaldos a obreros	1.869.363	0	0	0	0	0	1.869.363
401	05	06	00	Bono vacacional a obreros	733.534	0	0	0	0	0	733.534
401	05	07	00	Aguinaldos al personal contratado	226.654	0	0	0	0	0	226.654
401	05	08	00	Bono vacacional al personal contratado	15.878	0	0	0	0	0	15.878
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.811.744	0	0	0	0	0	1.811.744
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	724.704	0	0	0	0	0	724.704
401	06	00	00	Aportes patronales y legales	5.109.506	0	0	0	0	0	5.109.506
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.426.992	0	0	0	0	0	1.426.992
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	282.840	0	0	0	0	0	282.840
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	259.368	0	0	0	0	0	259.368
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	311.986	0	0	0	0	0	311.986
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	854.196	0	0	0	0	0	854.196
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	164.052	0	0	0	0	0	164.052
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	155.280	0	0	0	0	0	155.280
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	179.285	0	0	0	0	0	179.285
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	823.428	0	0	0	0	0	823.428
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	161.796	0	0	0	0	0	161.796
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	340.595	0	0	0	0	0	340.595
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	149.688	0	0	0	0	0	149.688
401	07	00	00	Asistencia socio-económica	40.074.842	0	0	0	0	0	40.074.842
401	07	01	00	Capacitación y adiestramiento a empleados	396.000	0	0	0	0	0	396.000
401	07	02	00	Becas a empleados	1.080.000	0	0	0	0	0	1.080.000
401	07	03	00	Ayudas por matrimonio a empleados	14.400	0	0	0	0	0	14.400
401	07	04	00	Ayudas por nacimiento de hijos a empleados	14.400	0	0	0	0	0	14.400
401	07	05	00	Ayudas por defunción a empleados	14.400	0	0	0	0	0	14.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 330001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	941.112	0	0	0	0	0	941.112
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	8.501.862	0	0	0	0	0	8.501.862
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.840.000	0	0	0	0	0	1.840.000
401	07	10	00	Dotación de uniformes a empleados	1.505.000	0	0	0	0	0	1.505.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.356.000	0	0	0	0	0	1.356.000
401	07	17	00	Capacitación y adiestramiento a obreros	756.000	0	0	0	0	0	756.000
401	07	18	00	Becas a obreros	1.512.000	0	0	0	0	0	1.512.000
401	07	19	00	Ayudas por matrimonio de obreros	14.400	0	0	0	0	0	14.400
401	07	20	00	Ayudas por nacimiento de hijos de obreros	14.400	0	0	0	0	0	14.400
401	07	21	00	Ayudas por defunción a obreros	14.400	0	0	0	0	0	14.400
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	546.900	0	0	0	0	0	546.900
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	13.013.224	0	0	0	0	0	13.013.224
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	810.000	0	0	0	0	0	810.000
401	07	26	00	Dotación de uniformes a obreros	909.305	0	0	0	0	0	909.305
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	596.000	0	0	0	0	0	596.000
401	07	33	00	Asistencia socio-económica al personal contratado	143.593	0	0	0	0	0	143.593
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	539.724	0	0	0	0	0	539.724
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	5.196.122	0	0	0	0	0	5.196.122
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	345.600	0	0	0	0	0	345.600
401	08	00	00	Prestaciones sociales e indemnizaciones	16.684.116	0	0	0	0	0	16.684.116
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.850.176	0	0	0	0	0	6.850.176
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	4.818.528	0	0	0	0	0	4.818.528
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.041.624	0	0	0	0	0	1.041.624
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	3.973.788	0	0	0	0	0	3.973.788
403	**00**	**00**	**00**	**Servicios no personales**	**400.000**	**0**	**0**	**0**	**0**	**0**	**400.000**
403	10	00	00	Servicios profesionales y técnicos	400.000	0	0	0	0	0	400.000
403	10	07	00	Servicios de capacitación y adiestramiento	400.000	0	0	0	0	0	400.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 330001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**116.707.555**	**0**	**0**	**0**	**0**	**0**	**116.707.555**

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**26.690.501**	**0**	**0**	**0**	**0**	**0**	**26.690.501**
402	01	00	00	Productos alimenticios y agropecuarios	9.335.231	0	0	0	0	0	9.335.231
402	01	01	00	Alimentos y bebidas para personas	9.335.231	0	0	0	0	0	9.335.231
402	02	00	00	Productos de minas, canteras y yacimientos	1.026.712	0	0	0	0	0	1.026.712
402	02	02	00	Petróleo crudo y gas natural	601.589	0	0	0	0	0	601.589
402	02	05	00	Piedra, arcilla, arena y tierra	425.123	0	0	0	0	0	425.123
402	03	00	00	Textiles y vestuarios	834.108	0	0	0	0	0	834.108
402	03	01	00	Textiles	425.028	0	0	0	0	0	425.028
402	03	02	00	Prendas de vestir	409.080	0	0	0	0	0	409.080
402	04	00	00	Productos de cuero y caucho	347.596	0	0	0	0	0	347.596
402	04	02	00	Productos de cuero y sucedáneos del cuero	44.117	0	0	0	0	0	44.117
402	04	03	00	Cauchos y tripas para vehículos	303.479	0	0	0	0	0	303.479
402	05	00	00	Productos de papel, cartón e impresos	2.384.497	0	0	0	0	0	2.384.497
402	05	01	00	Pulpa de madera, papel y cartón	552.761	0	0	0	0	0	552.761
402	05	02	00	Envases y cajas de papel y cartón	288.347	0	0	0	0	0	288.347
402	05	03	00	Productos de papel y cartón para oficina	1.121.034	0	0	0	0	0	1.121.034
402	05	04	00	Libros, revistas y periódicos	64.783	0	0	0	0	0	64.783
402	05	05	00	Material de enseñanza	119.057	0	0	0	0	0	119.057
402	05	06	00	Productos de papel y cartón para computación	24.414	0	0	0	0	0	24.414
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	198.501	0	0	0	0	0	198.501
402	05	99	00	Otros productos de pulpa, papel y cartón	15.600	0	0	0	0	0	15.600
402	06	00	00	Productos químicos y derivados	1.438.947	0	0	0	0	0	1.438.947
402	06	03	00	Tintas, pinturas y colorantes	1.078.356	0	0	0	0	0	1.078.356
402	06	04	00	Productos farmacéuticos y medicamentos	58.347	0	0	0	0	0	58.347
402	06	05	00	Productos de tocador	23.261	0	0	0	0	0	23.261
402	06	06	00	Combustibles y lubricantes	80.378	0	0	0	0	0	80.378
402	06	07	00	Productos diversos derivados del petróleo y del carbón	36.095	0	0	0	0	0	36.095
402	06	08	00	Productos plásticos	150.879	0	0	0	0	0	150.879
402	06	99	00	Otros productos de la industria química y conexos	11.631	0	0	0	0	0	11.631
402	07	00	00	Productos minerales no metálicos	1.696.481	0	0	0	0	0	1.696.481
402	07	01	00	Productos de barro, loza y porcelana	80.212	0	0	0	0	0	80.212
402	07	02	00	Vidrios y productos de vidrio	92.244	0	0	0	0	0	92.244
402	07	03	00	Productos de arcilla para construcción	481.271	0	0	0	0	0	481.271

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	04	00	Cemento, cal y yeso	1.042.754	0	0	0	0	0	1.042.754
402	08	00	00	Productos metálicos	2.475.088	0	0	0	0	0	2.475.088
402	08	01	00	Productos primarios de hierro y acero	953.177	0	0	0	0	0	953.177
402	08	02	00	Productos de metales no ferrosos	12.032	0	0	0	0	0	12.032
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.013.165	0	0	0	0	0	1.013.165
402	08	04	00	Productos metálicos estructurales	92.244	0	0	0	0	0	92.244
402	08	07	00	Material de señalamiento	18.850	0	0	0	0	0	18.850
402	08	08	00	Material de educación	36.698	0	0	0	0	0	36.698
402	08	09	00	Repuestos y accesorios para equipos de transporte	200.530	0	0	0	0	0	200.530
402	08	10	00	Repuestos y accesorios para otros equipos	148.392	0	0	0	0	0	148.392
402	09	00	00	Productos de madera	300.794	0	0	0	0	0	300.794
402	09	01	00	Productos primarios de madera	172.455	0	0	0	0	0	172.455
402	09	02	00	Muebles y accesorios de madera para edificaciones	128.339	0	0	0	0	0	128.339
402	10	00	00	Productos varios y útiles diversos	6.332.733	0	0	0	0	0	6.332.733
402	10	01	00	Artículos de deporte, recreación y juguetes	61.201	0	0	0	0	0	61.201
402	10	02	00	Materiales y útiles de limpieza y aseo	1.307.462	0	0	0	0	0	1.307.462
402	10	03	00	Utensilios de cocina y comedor	195.252	0	0	0	0	0	195.252
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	14.143	0	0	0	0	0	14.143
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	424.206	0	0	0	0	0	424.206
402	10	06	00	Condecoraciones, ofrendas y similares	160.424	0	0	0	0	0	160.424
402	10	07	00	Productos de seguridad en el trabajo	84.222	0	0	0	0	0	84.222
402	10	08	00	Materiales para equipos de computación	1.970.183	0	0	0	0	0	1.970.183
402	10	09	00	Especies timbradas y valores	125.845	0	0	0	0	0	125.845
402	10	11	00	Materiales eléctricos	1.005.452	0	0	0	0	0	1.005.452
402	10	12	00	Materiales para instalaciones sanitarias	280.741	0	0	0	0	0	280.741
402	10	13	00	Materiales fotográficos	210.092	0	0	0	0	0	210.092
402	10	99	00	Otros productos y útiles diversos	493.510	0	0	0	0	0	493.510
402	99	00	00	Otros materiales y suministros	518.314	0	0	0	0	0	518.314
402	99	01	00	Otros materiales y suministros	518.314	0	0	0	0	0	518.314
403	**00**	**00**	**00**	**Servicios no personales**	**43.475.251**	**0**	**0**	**0**	**0**	**0**	**43.475.251**
403	01	00	00	Alquileres de inmuebles	8.114	0	0	0	0	0	8.114
403	01	02	00	Alquileres de instalaciones culturales y recreativas	8.114	0	0	0	0	0	8.114
403	02	00	00	Alquileres de maquinaria y equipos	495.072	0	0	0	0	0	495.072

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	486.830	0	0	0	0	0	486.830
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	8.242	0	0	0	0	0	8.242
403	04	00	00	Servicios básicos	1.772.874	0	0	0	0	0	1.772.874
403	04	01	00	Electricidad	243.415	0	0	0	0	0	243.415
403	04	02	00	Gas	4.057	0	0	0	0	0	4.057
403	04	03	00	Agua	40.569	0	0	0	0	0	40.569
403	04	04	00	Teléfonos	811.384	0	0	0	0	0	811.384
403	04	05	00	Servicio de comunicaciones	649.107	0	0	0	0	0	649.107
403	04	06	00	Servicio de aseo urbano y domiciliario	24.342	0	0	0	0	0	24.342
403	06	00	00	Servicios de transporte y almacenaje	569.590	0	0	0	0	0	569.590
403	06	01	00	Fletes y embalajes	81.138	0	0	0	0	0	81.138
403	06	02	00	Almacenaje	486.830	0	0	0	0	0	486.830
403	06	03	00	Estacionamiento	811	0	0	0	0	0	811
403	06	04	00	Peaje	811	0	0	0	0	0	811
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.838.250	0	0	0	0	0	7.838.250
403	07	01	00	Publicidad y propaganda	1.626.019	0	0	0	0	0	1.626.019
403	07	02	00	Imprenta y reproducción	2.050.336	0	0	0	0	0	2.050.336
403	07	03	00	Relaciones sociales	1.317.921	0	0	0	0	0	1.317.921
403	07	04	00	Avisos	2.843.974	0	0	0	0	0	2.843.974
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.028.460	0	0	0	0	0	2.028.460
403	08	01	00	Primas y gastos de seguros	2.028.460	0	0	0	0	0	2.028.460
403	09	00	00	Viáticos y pasajes	3.684.098	0	0	0	0	0	3.684.098
403	09	01	00	Viáticos y pasajes dentro del país	2.699.971	0	0	0	0	0	2.699.971
403	09	02	00	Viáticos y pasajes fuera del país	984.127	0	0	0	0	0	984.127
403	10	00	00	Servicios profesionales y técnicos	2.268.954	0	0	0	0	0	2.268.954
403	10	01	00	Servicios jurídicos	328.130	0	0	0	0	0	328.130
403	10	03	00	Servicios de procesamiento de datos	81.380	0	0	0	0	0	81.380
403	10	09	00	Servicios de lavandería y tintorería	730.246	0	0	0	0	0	730.246
403	10	11	00	Servicios para la elaboración y suministro de comida	339.864	0	0	0	0	0	339.864
403	10	99	00	Otros servicios profesionales y técnicos	789.334	0	0	0	0	0	789.334
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.342.685	0	0	0	0	0	4.342.685
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.434.152	0	0	0	0	0	2.434.152
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos	1.624.549	0	0	0	0	0	1.624.549

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				de oficina y alojamiento							
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	283.984	0	0	0	0	0	283.984
403	12	00	00	Conservación y reparaciones menores de obras	1.501.061	0	0	0	0	0	1.501.061
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.501.061	0	0	0	0	0	1.501.061
403	15	00	00	Servicios fiscales	535.513	0	0	0	0	0	535.513
403	15	01	00	Derechos de importación y servicios aduaneros	486.830	0	0	0	0	0	486.830
403	15	02	00	Tasas y otros derechos obligatorios	48.683	0	0	0	0	0	48.683
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.307.457	0	0	0	0	0	10.307.457
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.307.457	0	0	0	0	0	10.307.457
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	21.875	0	0	0	0	0	21.875
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	21.875	0	0	0	0	0	21.875
403	18	00	00	Impuestos indirectos	7.160.042	0	0	0	0	0	7.160.042
403	18	01	00	Impuesto al valor agregado	7.160.042	0	0	0	0	0	7.160.042
403	99	00	00	Otros servicios no personales	941.206	0	0	0	0	0	941.206
403	99	01	00	Otros servicios no personales	941.206	0	0	0	0	0	941.206
404	**00**	**00**	**00**	**Activos reales**	**32.707.553**	**0**	**0**	**0**	**0**	**0**	**32.707.553**
404	01	00	00	Repuestos y reparaciones mayores	2.532.084	0	0	0	0	0	2.532.084
404	01	01	00	Repuestos mayores	200.152	0	0	0	0	0	200.152
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	200.152	0	0	0	0	0	200.152
404	01	02	00	Reparaciones mayores de maquinaria y equipos	2.331.932	0	0	0	0	0	2.331.932
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	171.559	0	0	0	0	0	171.559
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.588.510	0	0	0	0	0	1.588.510
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	571.863	0	0	0	0	0	571.863
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	609.613	0	0	0	0	0	609.613
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	252.198	0	0	0	0	0	252.198
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	357.415	0	0	0	0	0	357.415
404	04	00	00	Equipos de transporte, tracción y elevación	2.043.496	0	0	0	0	0	2.043.496
404	04	01	00	Vehiculos automotores terrestres	2.043.496	0	0	0	0	0	2.043.496
404	05	00	00	Equipos de comunicaciones y de señalamiento	12.591.560	0	0	0	0	0	12.591.560
404	05	01	00	Equipos de telecomunicaciones	404.047	0	0	0	0	0	404.047
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	12.187.513	0	0	0	0	0	12.187.513
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	158.851	0	0	0	0	0	158.851

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	158.851	0	0	0	0	0	158.851
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	12.227.944	0	0	0	0	0	12.227.944
404	07	02	00	Equipos de enseñanza, deporte y recreación	87.368	0	0	0	0	0	87.368
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	12.061.151	0	0	0	0	0	12.061.151
404	07	06	00	Instrumentos musicales y equipos de audio	79.425	0	0	0	0	0	79.425
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.224.223	0	0	0	0	0	2.224.223
404	09	01	00	Mobiliario y equipos de oficina	840.021	0	0	0	0	0	840.021
404	09	02	00	Equipos de computación	907.650	0	0	0	0	0	907.650
404	09	03	00	Mobiliario y equipos de alojamiento	397.127	0	0	0	0	0	397.127
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	79.425	0	0	0	0	0	79.425
404	12	00	00	Activos intangibles	2.080	0	0	0	0	0	2.080
404	12	04	00	Paquetes y programas de computación	2.080	0	0	0	0	0	2.080
404	99	00	00	Otros activos reales	317.702	0	0	0	0	0	317.702
404	99	01	00	Otros activos reales	317.702	0	0	0	0	0	317.702
407	**00**	**00**	**00**	**Transferencias y donaciones**	**296.863.450**	**0**	**0**	**0**	**0**	**0**	**296.863.450**
407	01	00	00	Transferencias y donaciones corrientes internas	296.863.450	0	0	0	0	0	296.863.450
407	01	02	00	Donaciones corrientes internas al sector privado	22.480.079	0	0	0	0	0	22.480.079
407	01	02	01	Donaciones corrientes a personas	22.480.079	0	0	0	0	0	22.480.079
407	01	03	00	Transferencias corrientes internas al sector público	274.383.371	0	0	0	0	0	274.383.371
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	170.632.875	0	0	0	0	0	170.632.875
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	103.750.496	0	0	0	0	0	103.750.496
				Totales	**399.736.755**	**0**	**0**	**0**	**0**	**0**	**399.736.755**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**274.383.371**	**0**	**0**	**0**	**0**	**0**	**274.383.371**
407	01	00	00	Transferencias y donaciones corrientes internas	274.383.371	0	0	0	0	0	274.383.371
407	01	03	00	Transferencias corrientes internas al sector público	274.383.371	0	0	0	0	0	274.383.371
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	170.632.875	0	0	0	0	0	170.632.875
				- A0015 Corporación de Desarrollo de la Región Central (CORPOCENTRO)	18.785.248	0	0	0	0	0	18.785.248
				- A0016 Corporación de Desarrollo de la Región de los Llanos (CORPOLLANOS)	9.757.964	0	0	0	0	0	9.757.964
				- A0018 Corporación de Desarrollo de la Región de los Andes (CORPOANDES)	12.000.000	0	0	0	0	0	12.000.000
				- A0019 Corporación de Desarrollo de la Región Zuliana (CORPOZULIA)	20.000.000	0	0	0	0	0	20.000.000
				- A0312 Fundación para el Desarrollo de la Región Centro Occidental de Venezuela (FUDECO)	10.089.663	0	0	0	0	0	10.089.663
				- A0411 Fundación Pro-Patria 2000	30.000.000	0	0	0	0	0	30.000.000
				- A0460 Fundación Misión Milagro	50.000.000	0	0	0	0	0	50.000.000
				- A0830 Servicio Coordinado de Transporte Aéreo del Ejecutivo Nacional (SATA)	20.000.000	0	0	0	0	0	20.000.000
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	103.750.496	0	0	0	0	0	103.750.496
				- A0635 Centro Simón Bolívar, S.A. (CSB)	40.000.000	0	0	0	0	0	40.000.000
				- A1554 Corporación Venezolana del Café, S.A.	19.600.000	0	0	0	0	0	19.600.000
				- A1599 Corporación Socialista del Cacao Venezolano, S.A.	44.150.496	0	0	0	0	0	44.150.496
				Totales	**274.383.371**	**0**	**0**	**0**	**0**	**0**	**274.383.371**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 330002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**26.690.501**	**0**	**0**	**0**	**0**	**0**	**26.690.501**
402	01	00	00	Productos alimenticios y agropecuarios	9.335.231	0	0	0	0	0	9.335.231
402	01	01	00	Alimentos y bebidas para personas	9.335.231	0	0	0	0	0	9.335.231
402	02	00	00	Productos de minas, canteras y yacimientos	1.026.712	0	0	0	0	0	1.026.712
402	02	02	00	Petróleo crudo y gas natural	601.589	0	0	0	0	0	601.589
402	02	05	00	Piedra, arcilla, arena y tierra	425.123	0	0	0	0	0	425.123
402	03	00	00	Textiles y vestuarios	834.108	0	0	0	0	0	834.108
402	03	01	00	Textiles	425.028	0	0	0	0	0	425.028
402	03	02	00	Prendas de vestir	409.080	0	0	0	0	0	409.080
402	04	00	00	Productos de cuero y caucho	347.596	0	0	0	0	0	347.596
402	04	02	00	Productos de cuero y sucedáneos del cuero	44.117	0	0	0	0	0	44.117
402	04	03	00	Cauchos y tripas para vehículos	303.479	0	0	0	0	0	303.479
402	05	00	00	Productos de papel, cartón e impresos	2.384.497	0	0	0	0	0	2.384.497
402	05	01	00	Pulpa de madera, papel y cartón	552.761	0	0	0	0	0	552.761
402	05	02	00	Envases y cajas de papel y cartón	288.347	0	0	0	0	0	288.347
402	05	03	00	Productos de papel y cartón para oficina	1.121.034	0	0	0	0	0	1.121.034
402	05	04	00	Libros, revistas y periódicos	64.783	0	0	0	0	0	64.783
402	05	05	00	Material de enseñanza	119.057	0	0	0	0	0	119.057
402	05	06	00	Productos de papel y cartón para computación	24.414	0	0	0	0	0	24.414
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	198.501	0	0	0	0	0	198.501
402	05	99	00	Otros productos de pulpa, papel y cartón	15.600	0	0	0	0	0	15.600
402	06	00	00	Productos químicos y derivados	1.438.947	0	0	0	0	0	1.438.947
402	06	03	00	Tintas, pinturas y colorantes	1.078.356	0	0	0	0	0	1.078.356
402	06	04	00	Productos farmacéuticos y medicamentos	58.347	0	0	0	0	0	58.347
402	06	05	00	Productos de tocador	23.261	0	0	0	0	0	23.261
402	06	06	00	Combustibles y lubricantes	80.378	0	0	0	0	0	80.378
402	06	07	00	Productos diversos derivados del petróleo y del carbón	36.095	0	0	0	0	0	36.095
402	06	08	00	Productos plásticos	150.879	0	0	0	0	0	150.879

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 330002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	99	00	Otros productos de la industria química y conexos	11.631	0	0	0	0	0	11.631
402	07	00	00	Productos minerales no metálicos	1.696.481	0	0	0	0	0	1.696.481
402	07	01	00	Productos de barro, loza y porcelana	80.212	0	0	0	0	0	80.212
402	07	02	00	Vidrios y productos de vidrio	92.244	0	0	0	0	0	92.244
402	07	03	00	Productos de arcilla para construcción	481.271	0	0	0	0	0	481.271
402	07	04	00	Cemento, cal y yeso	1.042.754	0	0	0	0	0	1.042.754
402	08	00	00	Productos metálicos	2.475.088	0	0	0	0	0	2.475.088
402	08	01	00	Productos primarios de hierro y acero	953.177	0	0	0	0	0	953.177
402	08	02	00	Productos de metales no ferrosos	12.032	0	0	0	0	0	12.032
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.013.165	0	0	0	0	0	1.013.165
402	08	04	00	Productos metálicos estructurales	92.244	0	0	0	0	0	92.244
402	08	07	00	Material de señalamiento	18.850	0	0	0	0	0	18.850
402	08	08	00	Material de educación	36.698	0	0	0	0	0	36.698
402	08	09	00	Repuestos y accesorios para equipos de transporte	200.530	0	0	0	0	0	200.530
402	08	10	00	Repuestos y accesorios para otros equipos	148.392	0	0	0	0	0	148.392
402	09	00	00	Productos de madera	300.794	0	0	0	0	0	300.794
402	09	01	00	Productos primarios de madera	172.455	0	0	0	0	0	172.455
402	09	02	00	Muebles y accesorios de madera para edificaciones	128.339	0	0	0	0	0	128.339
402	10	00	00	Productos varios y útiles diversos	6.332.733	0	0	0	0	0	6.332.733
402	10	01	00	Artículos de deporte, recreación y juguetes	61.201	0	0	0	0	0	61.201
402	10	02	00	Materiales y útiles de limpieza y aseo	1.307.462	0	0	0	0	0	1.307.462
402	10	03	00	Utensilios de cocina y comedor	195.252	0	0	0	0	0	195.252
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	14.143	0	0	0	0	0	14.143
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	424.206	0	0	0	0	0	424.206
402	10	06	00	Condecoraciones, ofrendas y similares	160.424	0	0	0	0	0	160.424
402	10	07	00	Productos de seguridad en el trabajo	84.222	0	0	0	0	0	84.222
402	10	08	00	Materiales para equipos de computación	1.970.183	0	0	0	0	0	1.970.183
402	10	09	00	Especies timbradas y valores	125.845	0	0	0	0	0	125.845

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 330002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	1.005.452	0	0	0	0	0	1.005.452
402	10	12	00	Materiales para instalaciones sanitarias	280.741	0	0	0	0	0	280.741
402	10	13	00	Materiales fotográficos	210.092	0	0	0	0	0	210.092
402	10	99	00	Otros productos y útiles diversos	493.510	0	0	0	0	0	493.510
402	99	00	00	Otros materiales y suministros	518.314	0	0	0	0	0	518.314
402	99	01	00	Otros materiales y suministros	518.314	0	0	0	0	0	518.314
403	**00**	**00**	**00**	**Servicios no personales**	**43.475.251**	**0**	**0**	**0**	**0**	**0**	**43.475.251**
403	01	00	00	Alquileres de inmuebles	8.114	0	0	0	0	0	8.114
403	01	02	00	Alquileres de instalaciones culturales y recreativas	8.114	0	0	0	0	0	8.114
403	02	00	00	Alquileres de maquinaria y equipos	495.072	0	0	0	0	0	495.072
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	486.830	0	0	0	0	0	486.830
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	8.242	0	0	0	0	0	8.242
403	04	00	00	Servicios básicos	1.772.874	0	0	0	0	0	1.772.874
403	04	01	00	Electricidad	243.415	0	0	0	0	0	243.415
403	04	02	00	Gas	4.057	0	0	0	0	0	4.057
403	04	03	00	Agua	40.569	0	0	0	0	0	40.569
403	04	04	00	Teléfonos	811.384	0	0	0	0	0	811.384
403	04	05	00	Servicio de comunicaciones	649.107	0	0	0	0	0	649.107
403	04	06	00	Servicio de aseo urbano y domiciliario	24.342	0	0	0	0	0	24.342
403	06	00	00	Servicios de transporte y almacenaje	569.590	0	0	0	0	0	569.590
403	06	01	00	Fletes y embalajes	81.138	0	0	0	0	0	81.138
403	06	02	00	Almacenaje	486.830	0	0	0	0	0	486.830
403	06	03	00	Estacionamiento	811	0	0	0	0	0	811
403	06	04	00	Peaje	811	0	0	0	0	0	811
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.838.250	0	0	0	0	0	7.838.250
403	07	01	00	Publicidad y propaganda	1.626.019	0	0	0	0	0	1.626.019
403	07	02	00	Imprenta y reproducción	2.050.336	0	0	0	0	0	2.050.336
403	07	03	00	Relaciones sociales	1.317.921	0	0	0	0	0	1.317.921

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 330002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	04	00	Avisos	2.843.974	0	0	0	0	0	2.843.974
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.028.460	0	0	0	0	0	2.028.460
403	08	01	00	Primas y gastos de seguros	2.028.460	0	0	0	0	0	2.028.460
403	09	00	00	Viáticos y pasajes	3.684.098	0	0	0	0	0	3.684.098
403	09	01	00	Viáticos y pasajes dentro del país	2.699.971	0	0	0	0	0	2.699.971
403	09	02	00	Viáticos y pasajes fuera del país	984.127	0	0	0	0	0	984.127
403	10	00	00	Servicios profesionales y técnicos	2.268.954	0	0	0	0	0	2.268.954
403	10	01	00	Servicios jurídicos	328.130	0	0	0	0	0	328.130
403	10	03	00	Servicios de procesamiento de datos	81.380	0	0	0	0	0	81.380
403	10	09	00	Servicios de lavandería y tintorería	730.246	0	0	0	0	0	730.246
403	10	11	00	Servicios para la elaboración y suministro de comida	339.864	0	0	0	0	0	339.864
403	10	99	00	Otros servicios profesionales y técnicos	789.334	0	0	0	0	0	789.334
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.342.685	0	0	0	0	0	4.342.685
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.434.152	0	0	0	0	0	2.434.152
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.624.549	0	0	0	0	0	1.624.549
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	283.984	0	0	0	0	0	283.984
403	12	00	00	Conservación y reparaciones menores de obras	1.501.061	0	0	0	0	0	1.501.061
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	1.501.061	0	0	0	0	0	1.501.061
403	15	00	00	Servicios fiscales	535.513	0	0	0	0	0	535.513
403	15	01	00	Derechos de importación y servicios aduaneros	486.830	0	0	0	0	0	486.830
403	15	02	00	Tasas y otros derechos obligatorios	48.683	0	0	0	0	0	48.683
403	16	00	00	Servicios de diversión, esparcimiento y culturales	10.307.457	0	0	0	0	0	10.307.457
403	16	01	00	Servicios de diversión, esparcimiento y culturales	10.307.457	0	0	0	0	0	10.307.457
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	21.875	0	0	0	0	0	21.875
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	21.875	0	0	0	0	0	21.875
403	18	00	00	Impuestos indirectos	7.160.042	0	0	0	0	0	7.160.042
403	18	01	00	Impuesto al valor agregado	7.160.042	0	0	0	0	0	7.160.042

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 330002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	941.206	0	0	0	0	0	941.206
403	99	01	00	Otros servicios no personales	941.206	0	0	0	0	0	941.206
404	**00**	**00**	**00**	**Activos reales**	**32.707.553**	**0**	**0**	**0**	**0**	**0**	**32.707.553**
404	01	00	00	Repuestos y reparaciones mayores	2.532.084	0	0	0	0	0	2.532.084
404	01	01	00	Repuestos mayores	200.152	0	0	0	0	0	200.152
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	200.152	0	0	0	0	0	200.152
404	01	02	00	Reparaciones mayores de maquinaria y equipos	2.331.932	0	0	0	0	0	2.331.932
404	01	02	01	Reparaciones mayores de maquinaria y demás equipos de construcción, campo, industria y taller	171.559	0	0	0	0	0	171.559
404	01	02	02	Reparacíones mayores de equipos de transporte, tracción y elevación	1.588.510	0	0	0	0	0	1.588.510
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	571.863	0	0	0	0	0	571.863
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	609.613	0	0	0	0	0	609.613
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	252.198	0	0	0	0	0	252.198
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	357.415	0	0	0	0	0	357.415
404	04	00	00	Equipos de transporte, tracción y elevación	2.043.496	0	0	0	0	0	2.043.496
404	04	01	00	Vehículos automotores terrestres	2.043.496	0	0	0	0	0	2.043.496
404	05	00	00	Equipos de comunicaciones y de señalamiento	12.591.560	0	0	0	0	0	12.591.560
404	05	01	00	Equipos de telecomunicaciones	404.047	0	0	0	0	0	404.047
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	12.187.513	0	0	0	0	0	12.187.513
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	158.851	0	0	0	0	0	158.851
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	158.851	0	0	0	0	0	158.851
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	12.227.944	0	0	0	0	0	12.227.944
404	07	02	00	Equipos de enseñanza, deporte y recreación	87.368	0	0	0	0	0	87.368
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	12.061.151	0	0	0	0	0	12.061.151
404	07	06	00	Instrumentos musicales y equipos de audio	79.425	0	0	0	0	0	79.425
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.224.223	0	0	0	0	0	2.224.223
404	09	01	00	Mobiliario y equipos de oficina	840.021	0	0	0	0	0	840.021
404	09	02	00	Equipos de computación	907.650	0	0	0	0	0	907.650
404	09	03	00	Mobiliario y equipos de alojamiento	397.127	0	0	0	0	0	397.127

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 330002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	79.425	0	0	0	0	0	79.425
404	12	00	00	Activos intangibles	2.080	0	0	0	0	0	2.080
404	12	04	00	Paquetes y programas de computación	2.080	0	0	0	0	0	2.080
404	99	00	00	Otros activos reales	317.702	0	0	0	0	0	317.702
404	99	01	00	Otros activos reales	317.702	0	0	0	0	0	317.702
				Totales	**102.873.305**	**0**	**0**	**0**	**0**	**0**	**102.873.305**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 330002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**22.480.079**	**0**	**0**	**0**	**0**	**0**	**22.480.079**
407	01	00	00	Transferencias y donaciones corrientes internas	22.480.079	0	0	0	0	0	22.480.079
407	01	02	00	Donaciones corrientes internas al sector privado	22.480.079	0	0	0	0	0	22.480.079
407	01	02	01	Donaciones corrientes a personas	22.480.079	0	0	0	0	0	22.480.079
				Totales	**22.480.079**	**0**	**0**	**0**	**0**	**0**	**22.480.079**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 330002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**274.383.371**	**0**	**0**	**0**	**0**	**0**	**274.383.371**
407	01	00	00	Transferencias y donaciones corrientes internas	274.383.371	0	0	0	0	0	274.383.371
407	01	03	00	Transferencias corrientes internas al sector público	274.383.371	0	0	0	0	0	274.383.371
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	170.632.875	0	0	0	0	0	170.632.875
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	103.750.496	0	0	0	0	0	103.750.496
				Totales	**274.383.371**	**0**	**0**	**0**	**0**	**0**	**274.383.371**

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**16.310.944**	**0**	**0**	**0**	**0**	**0**	**16.310.944**
407	01	00	00	Transferencias y donaciones corrientes internas	16.310.944	0	0	0	0	0	16.310.944
407	01	01	00	Transferencias corrientes internas al sector privado	16.310.944	0	0	0	0	0	16.310.944
407	01	01	01	Pensiones del personal empleado, obrero y militar	953.592	0	0	0	0	0	953.592
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.651.280	0	0	0	0	0	2.651.280
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	264.888	0	0	0	0	0	264.888
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	95.364	0	0	0	0	0	95.364
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	2.598.060	0	0	0	0	0	2.598.060
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	502.000	0	0	0	0	0	502.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	736.468	0	0	0	0	0	736.468
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	265.128	0	0	0	0	0	265.128
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	6.928.164	0	0	0	0	0	6.928.164
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	1.316.000	0	0	0	0	0	1.316.000
				Totales	**16.310.944**	**0**	**0**	**0**	**0**	**0**	**16.310.944**

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA **ACCIÓN CENTRALIZADA:** 330003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 330003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**16.310.944**	**0**	**0**	**0**	**0**	**0**	**16.310.944**
407	01	00	00	Transferencias y donaciones corrientes internas	16.310.944	0	0	0	0	0	16.310.944
407	01	01	00	Transferencias corrientes internas al sector privado	16.310.944	0	0	0	0	0	16.310.944
407	01	01	01	Pensiones del personal empleado, obrero y militar	953.592	0	0	0	0	0	953.592
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.651.280	0	0	0	0	0	2.651.280
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	264.888	0	0	0	0	0	264.888
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	95.364	0	0	0	0	0	95.364
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	2.598.060	0	0	0	0	0	2.598.060
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	502.000	0	0	0	0	0	502.000
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	736.468	0	0	0	0	0	736.468
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	265.128	0	0	0	0	0	265.128
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	6.928.164	0	0	0	0	0	6.928.164
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	1.316.000	0	0	0	0	0	1.316.000
				Totales	**16.310.944**	**0**	**0**	**0**	**0**	**0**	**16.310.944**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330006000 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.523.191**	**0**	**0**	**0**	**0**	**0**	**5.523.191**
401	01	00	00	Sueldos, salarios y otras retribuciones	939.145	0	0	0	0	0	939.145
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	133.014	0	0	0	0	0	133.014
401	01	12	00	Salarios a obreros en puestos no permanentes	113.700	0	0	0	0	0	113.700
401	01	18	00	Remuneraciones al personal contratado	692.431	0	0	0	0	0	692.431
401	04	00	00	Complementos de sueldos y salarios	1.064.618	0	0	0	0	0	1.064.618
401	04	06	00	Complemento a empleados por comisión de servicios	11.863	0	0	0	0	0	11.863
401	04	08	00	Bono compensatorio de alimentación a empleados	362.306	0	0	0	0	0	362.306
401	04	18	00	Bono compensatorio de alimentación a obreros	90.576	0	0	0	0	0	90.576
401	04	96	00	Otros complementos a empleados	329.123	0	0	0	0	0	329.123
401	04	97	00	Otros complementos a obreros	83.706	0	0	0	0	0	83.706
401	04	98	00	Otros complementos al personal contratado	187.044	0	0	0	0	0	187.044
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.053.335	0	0	0	0	0	3.053.335
401	05	01	00	Aguinaldos a empleados	3.011.484	0	0	0	0	0	3.011.484
401	05	04	00	Aguinaldos a obreros	41.851	0	0	0	0	0	41.851
401	06	00	00	Aportes patronales y legales	40.358	0	0	0	0	0	40.358
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	18.918	0	0	0	0	0	18.918
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	5.684	0	0	0	0	0	5.684
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.440	0	0	0	0	0	3.440
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	12.316	0	0	0	0	0	12.316
401	07	00	00	Asistencia socio-económica	425.735	0	0	0	0	0	425.735
401	07	02	00	Becas a empleados	55.739	0	0	0	0	0	55.739
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	37.160	0	0	0	0	0	37.160
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	40.256	0	0	0	0	0	40.256
401	07	18	00	Becas a obreros	13.935	0	0	0	0	0	13.935
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	37.160	0	0	0	0	0	37.160
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	40.256	0	0	0	0	0	40.256
401	07	33	00	Asistencia socio-económica al personal contratado	201.229	0	0	0	0	0	201.229
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.770.752**	**0**	**0**	**0**	**0**	**0**	**1.770.752**
402	01	00	00	Productos alimenticios y agropecuarios	286.037	0	0	0	0	0	286.037
402	01	01	00	Alimentos y bebidas para personas	286.037	0	0	0	0	0	286.037
402	03	00	00	Textiles y vestuarios	190.877	0	0	0	0	0	190.877

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330006000 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	03	02	00	Prendas de vestir	190.877	0	0	0	0	0	190.877
402	04	00	00	Productos de cuero y caucho	3.820	0	0	0	0	0	3.820
402	04	03	00	Cauchos y tripas para vehículos	3.820	0	0	0	0	0	3.820
402	05	00	00	Productos de papel, cartón e impresos	468.856	0	0	0	0	0	468.856
402	05	01	00	Pulpa de madera, papel y cartón	105.695	0	0	0	0	0	105.695
402	05	02	00	Envases y cajas de papel y cartón	12.780	0	0	0	0	0	12.780
402	05	03	00	Productos de papel y cartón para oficina	241.269	0	0	0	0	0	241.269
402	05	04	00	Libros, revistas y periódicos	39.744	0	0	0	0	0	39.744
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	69.368	0	0	0	0	0	69.368
402	06	00	00	Productos químicos y derivados	256.424	0	0	0	0	0	256.424
402	06	03	00	Tintas, pinturas y colorantes	239.042	0	0	0	0	0	239.042
402	06	06	00	Combustibles y lubricantes	17.382	0	0	0	0	0	17.382
402	08	00	00	Productos metálicos	33.941	0	0	0	0	0	33.941
402	08	09	00	Repuestos y accesorios para equipos de transporte	33.941	0	0	0	0	0	33.941
402	10	00	00	Productos varios y útiles diversos	530.797	0	0	0	0	0	530.797
402	10	02	00	Materiales y útiles de limpieza y aseo	31.979	0	0	0	0	0	31.979
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	55.025	0	0	0	0	0	55.025
402	10	06	00	Condecoraciones, ofrendas y similares	26.694	0	0	0	0	0	26.694
402	10	08	00	Materiales para equipos de computación	379.555	0	0	0	0	0	379.555
402	10	11	00	Materiales eléctricos	37.544	0	0	0	0	0	37.544
403	**00**	**00**	**00**	**Servicios no personales**	**5.775.434**	**0**	**0**	**0**	**0**	**0**	**5.775.434**
403	06	00	00	Servicios de transporte y almacenaje	18.670	0	0	0	0	0	18.670
403	06	01	00	Fletes y embalajes	18.670	0	0	0	0	0	18.670
403	07	00	00	Servicios de información, impresión y relaciones públicas	472.430	0	0	0	0	0	472.430
403	07	01	00	Publicidad y propaganda	170.247	0	0	0	0	0	170.247
403	07	02	00	Imprenta y reproducción	57.183	0	0	0	0	0	57.183
403	07	03	00	Relaciones sociales	245.000	0	0	0	0	0	245.000
403	09	00	00	Viáticos y pasajes	2.022.526	0	0	0	0	0	2.022.526
403	09	01	00	Viáticos y pasajes dentro del pais	2.022.526	0	0	0	0	0	2.022.526
403	10	00	00	Servicios profesionales y técnicos	350.599	0	0	0	0	0	350.599
403	10	11	00	Servicios para la elaboración y suministro de comida	350.599	0	0	0	0	0	350.599
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	563.978	0	0	0	0	0	563.978

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330006000 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	147.609	0	0	0	0	0	147.609
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	416.369	0	0	0	0	0	416.369
403	12	00	00	Conservación y reparaciones menores de obras	550.000	0	0	0	0	0	550.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	550.000	0	0	0	0	0	550.000
403	15	00	00	Servicios fiscales	150.000	0	0	0	0	0	150.000
403	15	01	00	Derechos de importación y servicios aduaneros	50.000	0	0	0	0	0	50.000
403	15	02	00	Tasas y otros derechos obligatorios	50.000	0	0	0	0	0	50.000
403	15	03	00	Asignación a agentes de especies fiscales	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	1.647.231	0	0	0	0	0	1.647.231
403	18	01	00	Impuesto al valor agregado	1.647.231	0	0	0	0	0	1.647.231
404	**00**	**00**	**00**	**Activos reales**	**1.930.623**	**0**	**0**	**0**	**0**	**0**	**1.930.623**
404	01	00	00	Repuestos y reparaciones mayores	150.516	0	0	0	0	0	150.516
404	01	02	00	Reparaciones mayores de maquinaria y equipos	150.516	0	0	0	0	0	150.516
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	150.516	0	0	0	0	0	150.516
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	9.593	0	0	0	0	0	9.593
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	9.593	0	0	0	0	0	9.593
404	04	00	00	Equipos de transporte, tracción y elevación	432.245	0	0	0	0	0	432.245
404	04	01	00	Vehiculos automotores terrestres	432.245	0	0	0	0	0	432.245
404	05	00	00	Equipos de comunicaciones y de señalamiento	31.978	0	0	0	0	0	31.978
404	05	01	00	Equipos de telecomunicaciones	31.978	0	0	0	0	0	31.978
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	15.989	0	0	0	0	0	15.989
404	07	02	00	Equipos de enseñanza, deporte y recreación	15.989	0	0	0	0	0	15.989
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.290.302	0	0	0	0	0	1.290.302
404	09	01	00	Mobiliario y equipos de oficina	931.697	0	0	0	0	0	931.697
404	09	02	00	Equipos de computación	320.233	0	0	0	0	0	320.233
404	09	03	00	Mobiliario y equipos de alojamiento	38.372	0	0	0	0	0	38.372
407	**00**	**00**	**00**	**Transferencias y donaciones**	**32.000.000**	**0**	**0**	**0**	**0**	**0**	**32.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	32.000.000	0	0	0	0	0	32.000.000
407	01	03	00	Transferencias corrientes internas al sector público	32.000.000	0	0	0	0	0	32.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	32.000.000	0	0	0	0	0	32.000.000
				Totales	**47.000.000**	**0**	**0**	**0**	**0**	**0**	**47.000.000**

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330006000 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**32.000.000**	**0**	**0**	**0**	**0**	**0**	**32.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	32.000.000	0	0	0	0	0	32.000.000
407	01	03	00	Transferencias corrientes internas al sector público	32.000.000	0	0	0	0	0	32.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	32.000.000	0	0	0	0	0	32.000.000
				- A0908 Servicio Nacional de Contrataciones	32.000.000	0	0	0	0	0	32.000.000
				Totales	**32.000.000**	**0**	**0**	**0**	**0**	**0**	**32.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330006000 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 330006001 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.523.191**	**0**	**0**	**0**	**0**	**0**	**5.523.191**
401	01	00	00	Sueldos, salarios y otras retribuciones	939.145	0	0	0	0	0	939.145
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	133.014	0	0	0	0	0	133.014
401	01	12	00	Salarios a obreros en puestos no permanentes	113.700	0	0	0	0	0	113.700
401	01	18	00	Remuneraciones al personal contratado	692.431	0	0	0	0	0	692.431
401	04	00	00	Complementos de sueldos y salarios	1.064.618	0	0	0	0	0	1.064.618
401	04	06	00	Complemento a empleados por comisión de servicios	11.863	0	0	0	0	0	11.863
401	04	08	00	Bono compensatorio de alimentación a empleados	362.306	0	0	0	0	0	362.306
401	04	18	00	Bono compensatorio de alimentación a obreros	90.576	0	0	0	0	0	90.576
401	04	96	00	Otros complementos a empleados	329.123	0	0	0	0	0	329.123
401	04	97	00	Otros complementos a obreros	83.706	0	0	0	0	0	83.706
401	04	98	00	Otros complementos al personal contratado	187.044	0	0	0	0	0	187.044
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	3.053.335	0	0	0	0	0	3.053.335
401	05	01	00	Aguinaldos a empleados	3.011.484	0	0	0	0	0	3.011.484
401	05	04	00	Aguinaldos a obreros	41.851	0	0	0	0	0	41.851
401	06	00	00	Aportes patronales y legales	40.358	0	0	0	0	0	40.358
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	18.918	0	0	0	0	0	18.918
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	5.684	0	0	0	0	0	5.684
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	3.440	0	0	0	0	0	3.440
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	12.316	0	0	0	0	0	12.316
401	07	00	00	Asistencia socio-económica	425.735	0	0	0	0	0	425.735
401	07	02	00	Becas a empleados	55.739	0	0	0	0	0	55.739
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	37.160	0	0	0	0	0	37.160
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	40.256	0	0	0	0	0	40.256
401	07	18	00	Becas a obreros	13.935	0	0	0	0	0	13.935
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	37.160	0	0	0	0	0	37.160
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	40.256	0	0	0	0	0	40.256

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330006000 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 330006001 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	33	00	Asistencia socio-económica al personal contratado	201.229	0	0	0	0	0	201.229
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.770.752**	**0**	**0**	**0**	**0**	**0**	**1.770.752**
402	01	00	00	Productos alimenticios y agropecuarios	286.037	0	0	0	0	0	286.037
402	01	01	00	Alimentos y bebidas para personas	286.037	0	0	0	0	0	286.037
402	03	00	00	Textiles y vestuarios	190.877	0	0	0	0	0	190.877
402	03	02	00	Prendas de vestir	190.877	0	0	0	0	0	190.877
402	04	00	00	Productos de cuero y caucho	3.820	0	0	0	0	0	3.820
402	04	03	00	Cauchos y tripas para vehículos	3.820	0	0	0	0	0	3.820
402	05	00	00	Productos de papel, cartón e impresos	468.856	0	0	0	0	0	468.856
402	05	01	00	Pulpa de madera, papel y cartón	105.695	0	0	0	0	0	105.695
402	05	02	00	Envases y cajas de papel y cartón	12.780	0	0	0	0	0	12.780
402	05	03	00	Productos de papel y cartón para oficina	241.269	0	0	0	0	0	241.269
402	05	04	00	Libros, revistas y periódicos	39.744	0	0	0	0	0	39.744
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	69.368	0	0	0	0	0	69.368
402	06	00	00	Productos químicos y derivados	256.424	0	0	0	0	0	256.424
402	06	03	00	Tintas, pinturas y colorantes	239.042	0	0	0	0	0	239.042
402	06	06	00	Combustibles y lubricantes	17.382	0	0	0	0	0	17.382
402	08	00	00	Productos metálicos	33.941	0	0	0	0	0	33.941
402	08	09	00	Repuestos y accesorios para equipos de transporte	33.941	0	0	0	0	0	33.941
402	10	00	00	Productos varios y útiles diversos	530.797	0	0	0	0	0	530.797
402	10	02	00	Materiales y útiles de limpieza y aseo	31.979	0	0	0	0	0	31.979
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	55.025	0	0	0	0	0	55.025
402	10	06	00	Condecoraciones, ofrendas y similares	26.694	0	0	0	0	0	26.694
402	10	08	00	Materiales para equipos de computación	379.555	0	0	0	0	0	379.555
402	10	11	00	Materiales eléctricos	37.544	0	0	0	0	0	37.544
403	**00**	**00**	**00**	**Servicios no personales**	**5.775.434**	**0**	**0**	**0**	**0**	**0**	**5.775.434**
403	06	00	00	Servicios de transporte y almacenaje	18.670	0	0	0	0	0	18.670
403	06	01	00	Fletes y embalajes	18.670	0	0	0	0	0	18.670

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330006000 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 330006001 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	472.430	0	0	0	0	0	472.430
403	07	01	00	Publicidad y propaganda	170.247	0	0	0	0	0	170.247
403	07	02	00	Imprenta y reproducción	57.183	0	0	0	0	0	57.183
403	07	03	00	Relaciones sociales	245.000	0	0	0	0	0	245.000
403	09	00	00	Viáticos y pasajes	2.022.526	0	0	0	0	0	2.022.526
403	09	01	00	Viáticos y pasajes dentro del país	2.022.526	0	0	0	0	0	2.022.526
403	10	00	00	Servicios profesionales y técnicos	350.599	0	0	0	0	0	350.599
403	10	11	00	Servicios para la elaboración y suministro de comida	350.599	0	0	0	0	0	350.599
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	563.978	0	0	0	0	0	563.978
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	147.609	0	0	0	0	0	147.609
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	416.369	0	0	0	0	0	416.369
403	12	00	00	Conservación y reparaciones menores de obras	550.000	0	0	0	0	0	550.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	550.000	0	0	0	0	0	550.000
403	15	00	00	Servicios fiscales	150.000	0	0	0	0	0	150.000
403	15	01	00	Derechos de importación y servicios aduaneros	50.000	0	0	0	0	0	50.000
403	15	02	00	Tasas y otros derechos obligatorios	50.000	0	0	0	0	0	50.000
403	15	03	00	Asignación a agentes de especies fiscales	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	1.647.231	0	0	0	0	0	1.647.231
403	18	01	00	Impuesto al valor agregado	1.647.231	0	0	0	0	0	1.647.231
404	**00**	**00**	**00**	**Activos reales**	**1.930.623**	**0**	**0**	**0**	**0**	**0**	**1.930.623**
404	01	00	00	Repuestos y reparaciones mayores	150.516	0	0	0	0	0	150.516
404	01	02	00	Reparaciones mayores de maquinaria y equipos	150.516	0	0	0	0	0	150.516
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	150.516	0	0	0	0	0	150.516
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	9.593	0	0	0	0	0	9.593
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	9.593	0	0	0	0	0	9.593
404	04	00	00	Equipos de transporte, tracción y elevación	432.245	0	0	0	0	0	432.245
404	04	01	00	Vehículos automotores terrestres	432.245	0	0	0	0	0	432.245

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330006000 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 330006001 GASTOS DE FUNCIONAMIENTO DE LA COMISIÓN CENTRAL DE PLANIFICACIÓN Y ENTES ADSCRITOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	31.978	0	0	0	0	0	31.978
404	05	01	00	Equipos de telecomunicaciones	31.978	0	0	0	0	0	31.978
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	15.989	0	0	0	0	0	15.989
404	07	02	00	Equipos de enseñanza, deporte y recreación	15.989	0	0	0	0	0	15.989
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.290.302	0	0	0	0	0	1.290.302
404	09	01	00	Mobiliario y equipos de oficina	931.697	0	0	0	0	0	931.697
404	09	02	00	Equipos de computación	320.233	0	0	0	0	0	320.233
404	09	03	00	Mobiliario y equipos de alojamiento	38.372	0	0	0	0	0	38.372
407	**00**	**00**	**00**	**Transferencias y donaciones**	**32.000.000**	**0**	**0**	**0**	**0**	**0**	**32.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	32.000.000	0	0	0	0	0	32.000.000
407	01	03	00	Transferencias corrientes internas al sector público	32.000.000	0	0	0	0	0	32.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	32.000.000	0	0	0	0	0	32.000.000
				Totales	**47.000.000**	**0**	**0**	**0**	**0**	**0**	**47.000.000**

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**1.500.002**	**0**	**0**	**0**	**0**	**0**	**1.500.002**
402	01	00	00	Productos alimenticios y agropecuarios	172.707	0	0	0	0	0	172.707
402	01	01	00	Alimentos y bebidas para personas	172.707	0	0	0	0	0	172.707
402	03	00	00	Textiles y vestuarios	332.864	0	0	0	0	0	332.864
402	03	01	00	Textiles	147.801	0	0	0	0	0	147.801
402	03	02	00	Prendas de vestir	185.063	0	0	0	0	0	185.063
402	05	00	00	Productos de papel, cartón e impresos	166.506	0	0	0	0	0	166.506
402	05	01	00	Pulpa de madera, papel y cartón	166.506	0	0	0	0	0	166.506
402	06	00	00	Productos químicos y derivados	568.580	0	0	0	0	0	568.580
402	06	04	00	Productos farmacéuticos y medicamentos	200.000	0	0	0	0	0	200.000
402	06	05	00	Productos de tocador	162.500	0	0	0	0	0	162.500
402	06	08	00	Productos plásticos	206.080	0	0	0	0	0	206.080
402	09	00	00	Productos de madera	156.442	0	0	0	0	0	156.442
402	09	01	00	Productos primarios de madera	156.442	0	0	0	0	0	156.442
402	10	00	00	Productos varios y útiles diversos	102.903	0	0	0	0	0	102.903
402	10	02	00	Materiales y útiles de limpieza y aseo	102.903	0	0	0	0	0	102.903
403	**00**	**00**	**00**	**Servicios no personales**	**2.499.998**	**0**	**0**	**0**	**0**	**0**	**2.499.998**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.411.900	0	0	0	0	0	1.411.900
403	07	02	00	Imprenta y reproducción	604.797	0	0	0	0	0	604.797
403	07	03	00	Relaciones sociales	807.103	0	0	0	0	0	807.103
403	09	00	00	Viáticos y pasajes	737.669	0	0	0	0	0	737.669
403	09	01	00	Viáticos y pasajes dentro del país	737.669	0	0	0	0	0	737.669
403	10	00	00	Servicios profesionales y técnicos	350.429	0	0	0	0	0	350.429
403	10	11	00	Servicios para la elaboración y suministro de comida	350.429	0	0	0	0	0	350.429
				Totales	**4.000.000**	**0**	**0**	**0**	**0**	**0**	**4.000.000**

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: VICEPRESIDENCIA DE LA REPÚBLICA

ACCIÓN CENTRALIZADA: 330007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 330007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.500.002**	**0**	**0**	**0**	**0**	**0**	**1.500.002**
402	01	00	00	Productos alimenticios y agropecuarios	172.707	0	0	0	0	0	172.707
402	01	01	00	Alimentos y bebidas para personas	172.707	0	0	0	0	0	172.707
402	03	00	00	Textiles y vestuarios	332.864	0	0	0	0	0	332.864
402	03	01	00	Textiles	147.801	0	0	0	0	0	147.801
402	03	02	00	Prendas de vestir	185.063	0	0	0	0	0	185.063
402	05	00	00	Productos de papel, cartón e impresos	166.506	0	0	0	0	0	166.506
402	05	01	00	Pulpa de madera, papel y cartón	166.506	0	0	0	0	0	166.506
402	06	00	00	Productos químicos y derivados	568.580	0	0	0	0	0	568.580
402	06	04	00	Productos farmacéuticos y medicamentos	200.000	0	0	0	0	0	200.000
402	06	05	00	Productos de tocador	162.500	0	0	0	0	0	162.500
402	06	08	00	Productos plásticos	206.080	0	0	0	0	0	206.080
402	09	00	00	Productos de madera	156.442	0	0	0	0	0	156.442
402	09	01	00	Productos primarios de madera	156.442	0	0	0	0	0	156.442
402	10	00	00	Productos varios y útiles diversos	102.903	0	0	0	0	0	102.903
402	10	02	00	Materiales y útiles de limpieza y aseo	102.903	0	0	0	0	0	102.903
403	**00**	**00**	**00**	**Servicios no personales**	**2.499.998**	**0**	**0**	**0**	**0**	**0**	**2.499.998**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.411.900	0	0	0	0	0	1.411.900
403	07	02	00	Imprenta y reproducción	604.797	0	0	0	0	0	604.797
403	07	03	00	Relaciones sociales	807.103	0	0	0	0	0	807.103
403	09	00	00	Viáticos y pasajes	737.669	0	0	0	0	0	737.669
403	09	01	00	Viáticos y pasajes dentro del país	737.669	0	0	0	0	0	737.669
403	10	00	00	Servicios profesionales y técnicos	350.429	0	0	0	0	0	350.429
403	10	11	00	Servicios para la elaboración y suministro de comida	350.429	0	0	0	0	0	350.429
				Totales	**4.000.000**	**0**	**0**	**0**	**0**	**0**	**4.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**347.627.393**	**0**	**0**	**0**	**0**	**0**	**347.627.393**
401	01	00	00	Sueldos, salarios y otras retribuciones	60.854.557	0	0	0	0	0	60.854.557
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	20.375.619	0	0	0	0	0	20.375.619
401	01	03	00	Suplencias a empleados	75.000	0	0	0	0	0	75.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	17.580.886	0	0	0	0	0	17.580.886
401	01	13	00	Suplencias a obreros	1.500	0	0	0	0	0	1.500
401	01	18	00	Remuneraciones al personal contratado	22.063.350	0	0	0	0	0	22.063.350
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	758.202	0	0	0	0	0	758.202
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	19.846.135	0	0	0	0	0	19.846.135
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	10.752.867	0	0	0	0	0	10.752.867
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	9.049.656	0	0	0	0	0	9.049.656
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	43.612	0	0	0	0	0	43.612
401	03	00	00	Primas	30.351.323	0	0	0	0	0	30.351.323
401	03	04	00	Primas por hijos a empleados	5.280.333	0	0	0	0	0	5.280.333
401	03	08	00	Primas de profesionalización a empleados	1.777.205	0	0	0	0	0	1.777.205
401	03	09	00	Primas por antigüedad a empleados	9.647.978	0	0	0	0	0	9.647.978
401	03	17	00	Primas de transporte a obreros	40.932	0	0	0	0	0	40.932
401	03	19	00	Primas por hijos de obreros	4.719.000	0	0	0	0	0	4.719.000
401	03	21	00	Primas por antigüedad a obreros	8.562.970	0	0	0	0	0	8.562.970
401	03	22	00	Primas de profesionalización a obreros	204.235	0	0	0	0	0	204.235
401	03	97	00	Otras primas a empleados	71.500	0	0	0	0	0	71.500
401	03	98	00	Otras primas a obreros	47.170	0	0	0	0	0	47.170
401	04	00	00	Complementos de sueldos y salarios	48.388.670	0	0	0	0	0	48.388.670
401	04	06	00	Complemento a empleados por comisión de servicios	60.000	0	0	0	0	0	60.000
401	04	08	00	Bono compensatorio de alimentación a empleados	16.067.460	0	0	0	0	0	16.067.460
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	763.190	0	0	0	0	0	763.190
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	310.858	0	0	0	0	0	310.858
401	04	17	00	Complemento a obreros por gastos de transporte	594.518	0	0	0	0	0	594.518
401	04	18	00	Bono compensatorio de alimentación a obreros	14.491.224	0	0	0	0	0	14.491.224
401	04	20	00	Complemento a obreros por días feriados	855.659	0	0	0	0	0	855.659
401	04	26	00	Bono compensatorio de alimentación al personal contratado	10.661.732	0	0	0	0	0	10.661.732

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	800	0	0	0	0	0	800
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	697.680	0	0	0	0	0	697.680
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	30.000	0	0	0	0	0	30.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	716.088	0	0	0	0	0	716.088
401	04	96	00	Otros complementos a empleados	2.110.109	0	0	0	0	0	2.110.109
401	04	97	00	Otros complementos a obreros	528.612	0	0	0	0	0	528.612
401	04	98	00	Otros complementos al personal contratado	500.740	0	0	0	0	0	500.740
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	15.670.250	0	0	0	0	0	15.670.250
401	05	03	00	Bono vacacional a empleados	6.261.578	0	0	0	0	0	6.261.578
401	05	06	00	Bono vacacional a obreros	4.262.287	0	0	0	0	0	4.262.287
401	05	07	00	Aguinaldos al personal contratado	1.436.280	0	0	0	0	0	1.436.280
401	05	08	00	Bono vacacional al personal contratado	3.300.901	0	0	0	0	0	3.300.901
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	409.204	0	0	0	0	0	409.204
401	06	00	00	Aportes patronales y legales	7.869.430	0	0	0	0	0	7.869.430
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.953.519	0	0	0	0	0	1.953.519
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	693.859	0	0	0	0	0	693.859
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	309.982	0	0	0	0	0	309.982
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	460.496	0	0	0	0	0	460.496
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.287.916	0	0	0	0	0	1.287.916
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	550.230	0	0	0	0	0	550.230
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	272.439	0	0	0	0	0	272.439
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	361.162	0	0	0	0	0	361.162
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.248.347	0	0	0	0	0	1.248.347
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	336.762	0	0	0	0	0	336.762
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	144.661	0	0	0	0	0	144.661
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	52.239	0	0	0	0	0	52.239
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	34.826	0	0	0	0	0	34.826
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	14.547	0	0	0	0	0	14.547
401	06	95	00	Otros aportes legales por personal contratado	148.445	0	0	0	0	0	148.445
401	07	00	00	Asistencia socio-económica	146.019.149	0	0	0	0	0	146.019.149

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	01	00	Capacitación y adiestramiento a empleados	62.500	0	0	0	0	0	62.500
401	07	02	00	Becas a empleados	1.350.000	0	0	0	0	0	1.350.000
401	07	03	00	Ayudas por matrimonio a empleados	500	0	0	0	0	0	500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	700	0	0	0	0	0	700
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.080.335	0	0	0	0	0	2.080.335
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	47.259.190	0	0	0	0	0	47.259.190
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	130.035	0	0	0	0	0	130.035
401	07	17	00	Capacitación y adiestramiento a obreros	54.492	0	0	0	0	0	54.492
401	07	18	00	Becas a obreros	1.008.600	0	0	0	0	0	1.008.600
401	07	19	00	Ayudas por matrimonio de obreros	200	0	0	0	0	0	200
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.500	0	0	0	0	0	1.500
401	07	21	00	Ayudas por defunción a obreros	525	0	0	0	0	0	525
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	9.688	0	0	0	0	0	9.688
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.740.419	0	0	0	0	0	1.740.419
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	47.601.279	0	0	0	0	0	47.601.279
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	167.188	0	0	0	0	0	167.188
401	07	33	00	Asistencia socio-económica al personal contratado	44.367.869	0	0	0	0	0	44.367.869
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	174.129	0	0	0	0	0	174.129
401	07	97	00	Otras subvenciones a obreros	10.000	0	0	0	0	0	10.000
401	08	00	00	Prestaciones sociales e indemnizaciones	18.204.879	0	0	0	0	0	18.204.879
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.588.316	0	0	0	0	0	6.588.316
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	6.326.748	0	0	0	0	0	6.326.748
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	4.808.916	0	0	0	0	0	4.808.916
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	480.899	0	0	0	0	0	480.899
401	96	00	00	Otros gastos del personal empleado	225.000	0	0	0	0	0	225.000
401	96	01	00	Otros gastos del personal empleado	225.000	0	0	0	0	0	225.000
401	97	00	00	Otros gastos del personal obrero	198.000	0	0	0	0	0	198.000
401	97	01	00	Otros gastos del personal obrero	198.000	0	0	0	0	0	198.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.566.344**	**0**	**0**	**0**	**0**	**0**	**15.566.344**
402	01	00	00	Productos alimenticios y agropecuarios	6.428.043	0	0	0	0	0	6.428.043

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	01	00	Alimentos y bebidas para personas	6.427.173	0	0	0	0	0	6.427.173
402	01	03	00	Productos agrícolas y pecuarios	870	0	0	0	0	0	870
402	02	00	00	Productos de minas, canteras y yacimientos	50.000	0	0	0	0	0	50.000
402	02	05	00	Piedra, arcilla, arena y tierra	50.000	0	0	0	0	0	50.000
402	03	00	00	Textiles y vestuarios	793.301	0	0	0	0	0	793.301
402	03	01	00	Textiles	470.776	0	0	0	0	0	470.776
402	03	02	00	Prendas de vestir	220.315	0	0	0	0	0	220.315
402	03	03	00	Calzados	102.210	0	0	0	0	0	102.210
402	04	00	00	Productos de cuero y caucho	290.833	0	0	0	0	0	290.833
402	04	01	00	Cueros y pieles	6.820	0	0	0	0	0	6.820
402	04	03	00	Cauchos y tripas para vehículos	284.013	0	0	0	0	0	284.013
402	05	00	00	Productos de papel, cartón e impresos	1.460.315	0	0	0	0	0	1.460.315
402	05	01	00	Pulpa de madera, papel y cartón	370.205	0	0	0	0	0	370.205
402	05	02	00	Envases y cajas de papel y cartón	81.514	0	0	0	0	0	81.514
402	05	03	00	Productos de papel y cartón para oficina	668.613	0	0	0	0	0	668.613
402	05	04	00	Libros, revistas y periódicos	214.785	0	0	0	0	0	214.785
402	05	05	00	Material de enseñanza	5.000	0	0	0	0	0	5.000
402	05	06	00	Productos de papel y cartón para computación	45.387	0	0	0	0	0	45.387
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	74.811	0	0	0	0	0	74.811
402	06	00	00	Productos químicos y derivados	1.951.946	0	0	0	0	0	1.951.946
402	06	01	00	Sustancias químicas y de uso industrial	11.400	0	0	0	0	0	11.400
402	06	02	00	Abonos, plaguicidas y otros	3.892	0	0	0	0	0	3.892
402	06	03	00	Tintas, pinturas y colorantes	428.485	0	0	0	0	0	428.485
402	06	04	00	Productos farmacéuticos y medicamentos	871.440	0	0	0	0	0	871.440
402	06	05	00	Productos de tocador	14.800	0	0	0	0	0	14.800
402	06	06	00	Combustibles y lubricantes	103.151	0	0	0	0	0	103.151
402	06	08	00	Productos plásticos	243.603	0	0	0	0	0	243.603
402	06	99	00	Otros productos de la industria química y conexos	275.175	0	0	0	0	0	275.175
402	07	00	00	Productos minerales no metálicos	105.274	0	0	0	0	0	105.274
402	07	01	00	Productos de barro, loza y porcelana	5.600	0	0	0	0	0	5.600
402	07	02	00	Vidrios y productos de vidrio	9.074	0	0	0	0	0	9.074

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	03	00	Productos de arcilla para construcción	40.000	0	0	0	0	0	40.000
402	07	04	00	Cemento, cal y yeso	30.600	0	0	0	0	0	30.600
402	07	99	00	Otros productos minerales no metálicos	20.000	0	0	0	0	0	20.000
402	08	00	00	Productos metálicos	697.937	0	0	0	0	0	697.937
402	08	01	00	Productos primarios de hierro y acero	61.700	0	0	0	0	0	61.700
402	08	02	00	Productos de metales no ferrosos	10.000	0	0	0	0	0	10.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	202.979	0	0	0	0	0	202.979
402	08	04	00	Productos metálicos estructurales	5.080	0	0	0	0	0	5.080
402	08	07	00	Material de señalamiento	5.000	0	0	0	0	0	5.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	325.989	0	0	0	0	0	325.989
402	08	10	00	Repuestos y accesorios para otros equipos	77.189	0	0	0	0	0	77.189
402	08	99	00	Otros productos metálicos	10.000	0	0	0	0	0	10.000
402	09	00	00	Productos de madera	120.040	0	0	0	0	0	120.040
402	09	01	00	Productos primarios de madera	100.000	0	0	0	0	0	100.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	10.040	0	0	0	0	0	10.040
402	09	99	00	Otros productos de madera	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	3.624.201	0	0	0	0	0	3.624.201
402	10	01	00	Artículos de deporte, recreación y juguetes	293.860	0	0	0	0	0	293.860
402	10	02	00	Materiales y útiles de limpieza y aseo	486.751	0	0	0	0	0	486.751
402	10	03	00	Utensilios de cocina y comedor	64.291	0	0	0	0	0	64.291
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	130.000	0	0	0	0	0	130.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	258.355	0	0	0	0	0	258.355
402	10	06	00	Condecoraciones, ofrendas y similares	18.476	0	0	0	0	0	18.476
402	10	07	00	Productos de seguridad en el trabajo	30.000	0	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	1.650.836	0	0	0	0	0	1.650.836
402	10	09	00	Especies timbradas y valores	6.324	0	0	0	0	0	6.324
402	10	10	00	Útiles religiosos	5.000	0	0	0	0	0	5.000
402	10	11	00	Materiales eléctricos	473.615	0	0	0	0	0	473.615
402	10	12	00	Materiales para instalaciones sanitarias	127.879	0	0	0	0	0	127.879
402	10	13	00	Materiales fotográficos	47.615	0	0	0	0	0	47.615
402	10	99	00	Otros productos y útiles diversos	31.199	0	0	0	0	0	31.199

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	44.454	0	0	0	0	0	44.454
402	99	01	00	Otros materiales y suministros	44.454	0	0	0	0	0	44.454
403	**00**	**00**	**00**	**Servicios no personales**	**56.726.935**	**0**	**0**	**0**	**0**	**0**	**56.726.935**
403	01	00	00	Alquileres de inmuebles	465.000	0	0	0	0	0	465.000
403	01	01	00	Alquileres de edificios y locales	460.000	0	0	0	0	0	460.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	5.000	0	0	0	0	0	5.000
403	02	00	00	Alquileres de maquinaria y equipos	4.385.626	0	0	0	0	0	4.385.626
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	4.365.126	0	0	0	0	0	4.365.126
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	12.000	0	0	0	0	0	12.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	1.000	0	0	0	0	0	1.000
403	02	99	00	Alquileres de otras maquinaria y equipos	7.500	0	0	0	0	0	7.500
403	03	00	00	Derechos sobre bienes intangibles	50.000	0	0	0	0	0	50.000
403	03	03	00	Paquetes y programas de computación	50.000	0	0	0	0	0	50.000
403	04	00	00	Servicios básicos	4.414.000	0	0	0	0	0	4.414.000
403	04	01	00	Electricidad	1.500.000	0	0	0	0	0	1.500.000
403	04	02	00	Gas	4.000	0	0	0	0	0	4.000
403	04	03	00	Agua	600.000	0	0	0	0	0	600.000
403	04	04	00	Teléfonos	2.100.000	0	0	0	0	0	2.100.000
403	04	05	00	Servicio de comunicaciones	50.000	0	0	0	0	0	50.000
403	04	06	00	Servicio de aseo urbano y domiciliario	80.000	0	0	0	0	0	80.000
403	04	07	00	Servicio de condominio	80.000	0	0	0	0	0	80.000
403	06	00	00	Servicios de transporte y almacenaje	156.039	0	0	0	0	0	156.039
403	06	01	00	Fletes y embalajes	74.567	0	0	0	0	0	74.567
403	06	03	00	Estacionamiento	35.571	0	0	0	0	0	35.571
403	06	04	00	Peaje	462	0	0	0	0	0	462
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	45.439	0	0	0	0	0	45.439
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.937.233	0	0	0	0	0	10.937.233
403	07	01	00	Publicidad y propaganda	5.267.000	0	0	0	0	0	5.267.000
403	07	02	00	Imprenta y reproducción	1.358.848	0	0	0	0	0	1.358.848
403	07	03	00	Relaciones sociales	2.804.489	0	0	0	0	0	2.804.489
403	07	04	00	Avisos	1.506.896	0	0	0	0	0	1.506.896

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.020.714	0	0	0	0	0	2.020.714
403	08	01	00	Primas y gastos de seguros	2.000.000	0	0	0	0	0	2.000.000
403	08	02	00	Comisiones y gastos bancarios	19.964	0	0	0	0	0	19.964
403	08	03	00	Comisiones y gastos de adquisición de seguros	750	0	0	0	0	0	750
403	09	00	00	Viáticos y pasajes	3.889.892	0	0	0	0	0	3.889.892
403	09	01	00	Viáticos y pasajes dentro del país	3.672.135	0	0	0	0	0	3.672.135
403	09	02	00	Viáticos y pasajes fuera del país	200.000	0	0	0	0	0	200.000
403	09	03	00	Asignación por kilómetros recorridos	17.757	0	0	0	0	0	17.757
403	10	00	00	Servicios profesionales y técnicos	1.475.319	0	0	0	0	0	1.475.319
403	10	03	00	Servicios de procesamiento de datos	50.000	0	0	0	0	0	50.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	97.810	0	0	0	0	0	97.810
403	10	07	00	Servicios de capacitación y adiestramiento	485.137	0	0	0	0	0	485.137
403	10	09	00	Servicios de lavandería y tintorería	5.000	0	0	0	0	0	5.000
403	10	11	00	Servicios para la elaboración y suministro de comida	5.000	0	0	0	0	0	5.000
403	10	99	00	Otros servicios profesionales y técnicos	832.372	0	0	0	0	0	832.372
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.894.045	0	0	0	0	0	3.894.045
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.978.512	0	0	0	0	0	1.978.512
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	30.589	0	0	0	0	0	30.589
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	125.000	0	0	0	0	0	125.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	15.000	0	0	0	0	0	15.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.704.987	0	0	0	0	0	1.704.987
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	39.957	0	0	0	0	0	39.957
403	12	00	00	Conservación y reparaciones menores de obras	16.406.550	0	0	0	0	0	16.406.550
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	16.406.550	0	0	0	0	0	16.406.550
403	15	00	00	Servicios fiscales	22.500	0	0	0	0	0	22.500
403	15	02	00	Tasas y otros derechos obligatorios	12.500	0	0	0	0	0	12.500
403	15	99	00	Otros servicios fiscales	10.000	0	0	0	0	0	10.000
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	221.000	0	0	0	0	0	221.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	221.000	0	0	0	0	0	221.000
403	18	00	00	Impuestos indirectos	7.781.165	0	0	0	0	0	7.781.165

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	7.781.165	0	0	0	0	0	7.781.165
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	507.722	0	0	0	0	0	507.722
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	507.722	0	0	0	0	0	507.722
403	99	00	00	Otros servicios no personales	100.130	0	0	0	0	0	100.130
403	99	01	00	Otros servicios no personales	100.130	0	0	0	0	0	100.130
404	**00**	**00**	**00**	**Activos reales**	**5.988.907**	**0**	**0**	**0**	**0**	**0**	**5.988.907**
404	01	00	00	Repuestos y reparaciones mayores	1.110.000	0	0	0	0	0	1.110.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.110.000	0	0	0	0	0	1.110.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	800.000	0	0	0	0	0	800.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	580.500	0	0	0	0	0	580.500
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	25.000	0	0	0	0	0	25.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	25.000	0	0	0	0	0	25.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	25.000	0	0	0	0	0	25.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	415.500	0	0	0	0	0	415.500
404	03	05	00	Maquinaria y equipos industriales y de taller	10.000	0	0	0	0	0	10.000
404	03	06	00	Maquinaria y equipos de energía	70.000	0	0	0	0	0	70.000
404	03	07	00	Maquinaria y equipos de riego y acueductos	10.000	0	0	0	0	0	10.000
404	04	00	00	Equipos de transporte, tracción y elevación	752.000	0	0	0	0	0	752.000
404	04	01	00	Vehiculos automotores terrestres	672.000	0	0	0	0	0	672.000
404	04	03	00	Equipos marítimos de transporte	50.000	0	0	0	0	0	50.000
404	04	05	00	Vehículos de tracción no motorizados	30.000	0	0	0	0	0	30.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	253.308	0	0	0	0	0	253.308
404	05	01	00	Equipos de telecomunicaciones	253.308	0	0	0	0	0	253.308
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	150.000	0	0	0	0	0	150.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	150.000	0	0	0	0	0	150.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	287.014	0	0	0	0	0	287.014
404	07	01	00	Equipos científicos y de laboratorio	30.000	0	0	0	0	0	30.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	31.212	0	0	0	0	0	31.212
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	215.802	0	0	0	0	0	215.802

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	06	00	Instrumentos musicales y equipos de audio	10.000	0	0	0	0	0	10.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	79.800	0	0	0	0	0	79.800
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	79.800	0	0	0	0	0	79.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.421.890	0	0	0	0	0	1.421.890
404	09	01	00	Mobiliario y equipos de oficina	318.800	0	0	0	0	0	318.800
404	09	02	00	Equipos de computación	809.790	0	0	0	0	0	809.790
404	09	03	00	Mobiliario y equipos de alojamiento	273.300	0	0	0	0	0	273.300
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	12	00	00	Activos intangibles	100.000	0	0	0	0	0	100.000
404	12	04	00	Paquetes y programas de computación	100.000	0	0	0	0	0	100.000
404	14	00	00	Contratación de inspección de obras	1.244.396	0	0	0	0	0	1.244.396
404	14	01	00	Contratación de inspección de obras de bienes del dominio privado	1.244.396	0	0	0	0	0	1.244.396
404	99	00	00	Otros activos reales	9.999	0	0	0	0	0	9.999
404	99	01	00	Otros activos reales	9.999	0	0	0	0	0	9.999
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.475.893.454**	**22.336.556**	**0**	**0**	**0**	**0**	**2.498.230.010**
407	01	00	00	Transferencias y donaciones corrientes internas	1.371.616.978	0	0	0	0	0	1.371.616.978
407	01	01	00	Transferencias corrientes internas al sector privado	203.150.000	0	0	0	0	0	203.150.000
407	01	01	01	Pensiones del personal empleado, obrero y militar	23.999.599	0	0	0	0	0	23.999.599
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	58.426.837	0	0	0	0	0	58.426.837
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	306.332	0	0	0	0	0	306.332
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	25.602.450	0	0	0	0	0	25.602.450
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	11.069.640	0	0	0	0	0	11.069.640
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	2.660.574	0	0	0	0	0	2.660.574
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	54.292.287	0	0	0	0	0	54.292.287
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	26.792.281	0	0	0	0	0	26.792.281
407	01	02	00	Donaciones corrientes internas al sector privado	846.197	0	0	0	0	0	846.197
407	01	02	01	Donaciones corrientes a personas	846.197	0	0	0	0	0	846.197
407	01	03	00	Transferencias corrientes internas al sector público	1.167.620.781	0	0	0	0	0	1.167.620.781
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	913.264.450	0	0	0	0	0	913.264.450
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	156.772.838	0	0	0	0	0	156.772.838

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	97.583.493	0	0	0	0	0	97.583.493
407	03	00	00	Transferencias y donaciones de capital internas	1.104.276.476	22.336.556	0	0	0	0	1.126.613.032
407	03	03	00	Transferencias de capital internas al sector público	1.104.276.476	22.336.556	0	0	0	0	1.126.613.032
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	654.445.592	22.336.556	0	0	0	0	676.782.148
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	418.799.285	0	0	0	0	0	418.799.285
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	31.031.599	0	0	0	0	0	31.031.599
411	**00**	**00**	**00**	**Disminución de pasivos**	**9.506.662**	**0**	**0**	**0**	**0**	**0**	**9.506.662**
411	11	00	00	Obligaciones de ejercicios anteriores	9.506.662	0	0	0	0	0	9.506.662
411	11	04	00	Compromisos pendientes de ejercicios anteriores	5.731.414	0	0	0	0	0	5.731.414
411	11	05	00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	3.775.248	0	0	0	0	0	3.775.248
				Totales	**2.911.309.695**	**22.336.556**	**0**	**0**	**0**	**0**	**2.933.646.251**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 114819 340020000 MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. PERÍODO 2012 - 2014

OBJETIVO DEL PROYECTO: MEJORAR LAS CONDICIONES DE TRABAJO Y MEDIO AMBIENTE DE LOS FUNCIONARIOS DE LA ORGANIZACIÓN DE ACUERDO A LA ESTRUCTURA FUNCIONAL DEL MINISTERIO, EN BASE A LOS LINEAMIENTOS ESTABLECIDOS EN LA GACETA OFICIAL Nº 38.236 DEL 26/07/2005 (LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO)

UNIDAD DE MEDIDA: OFICINA **META:** 134

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**404.864**	**0**	**0**	**0**	**0**	**0**	**404.864**
402	01	00	00	Productos alimenticios y agropecuarios	6.078	0	0	0	0	0	6.078
402	01	01	00	Alimentos y bebidas para personas	6.078	0	0	0	0	0	6.078
402	03	00	00	Textiles y vestuarios	2.405	0	0	0	0	0	2.405
402	03	02	00	Prendas de vestir	195	0	0	0	0	0	195
402	03	03	00	Calzados	2.210	0	0	0	0	0	2.210
402	04	00	00	Productos de cuero y caucho	1.820	0	0	0	0	0	1.820
402	04	01	00	Cueros y pieles	1.820	0	0	0	0	0	1.820
402	05	00	00	Productos de papel, cartón e impresos	4.251	0	0	0	0	0	4.251
402	05	03	00	Productos de papel y cartón para oficina	4.251	0	0	0	0	0	4.251
402	06	00	00	Productos químicos y derivados	2.579	0	0	0	0	0	2.579
402	06	03	00	Tintas, pinturas y colorantes	1.807	0	0	0	0	0	1.807
402	06	04	00	Productos farmacéuticos y medicamentos	772	0	0	0	0	0	772
402	10	00	00	Productos varios y útiles diversos	386.405	0	0	0	0	0	386.405
402	10	08	00	Materiales para equipos de computación	72.876	0	0	0	0	0	72.876
402	10	11	00	Materiales eléctricos	291.286	0	0	0	0	0	291.286
402	10	13	00	Materiales fotográficos	22.243	0	0	0	0	0	22.243
402	99	00	00	Otros materiales y suministros	1.326	0	0	0	0	0	1.326
402	99	01	00	Otros materiales y suministros	1.326	0	0	0	0	0	1.326
403	**00**	**00**	**00**	**Servicios no personales**	**18.350.740**	**0**	**0**	**0**	**0**	**0**	**18.350.740**
403	10	00	00	Servicios profesionales y técnicos	228.746	0	0	0	0	0	228.746
403	10	04	00	Servicios de ingeniería y arquitectónicos	92.810	0	0	0	0	0	92.810
403	10	99	00	Otros servicios profesionales y técnicos	135.936	0	0	0	0	0	135.936
403	12	00	00	Conservación y reparaciones menores de obras	15.721.994	0	0	0	0	0	15.721.994
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	15.721.994	0	0	0	0	0	15.721.994
403	18	00	00	Impuestos indirectos	2.400.000	0	0	0	0	0	2.400.000
403	18	01	00	Impuesto al valor agregado	2.400.000	0	0	0	0	0	2.400.000
404	**00**	**00**	**00**	**Activos reales**	**1.244.396**	**0**	**0**	**0**	**0**	**0**	**1.244.396**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 114819 340020000 MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. PERÍODO 2012 - 2014

OBJETIVO DEL PROYECTO: MEJORAR LAS CONDICIONES DE TRABAJO Y MEDIO AMBIENTE DE LOS FUNCIONARIOS DE LA ORGANIZACIÓN DE ACUERDO A LA ESTRUCTURA FUNCIONAL DEL MINISTERIO, EN BASE A LOS LINEAMIENTOS ESTABLECIDOS EN LA GACETA OFICIAL Nº 38.236 DEL 26/07/2005 (LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO)

UNIDAD DE MEDIDA: OFICINA

META: 134

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	14	00	00	Contratación de inspección de obras	1.244.396	0	0	0	0	0	1.244.396
404	14	01	00	Contratación de inspección de obras de bienes del dominio privado	1.244.396	0	0	0	0	0	1.244.396
				Totales	**20.000.000**	**0**	**0**	**0**	**0**	**0**	**20.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 114819 340020000 MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. PERÍODO 2012 - 2014

OBJETIVO DEL PROYECTO: MEJORAR LAS CONDICIONES DE TRABAJO Y MEDIO AMBIENTE DE LOS FUNCIONARIOS DE LA ORGANIZACIÓN DE ACUERDO A LA ESTRUCTURA FUNCIONAL DEL MINISTERIO, EN BASE A LOS LINEAMIENTOS ESTABLECIDOS EN LA GACETA OFICIAL Nº 38.236 DEL 26/07/2005 (LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO)

UNIDAD DE MEDIDA: OFICINA

META: 134

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 114819 340020000 MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. PERÍODO 2012 - 2014

OBJETIVO DEL PROYECTO: MEJORAR LAS CONDICIONES DE TRABAJO Y MEDIO AMBIENTE DE LOS FUNCIONARIOS DE LA ORGANIZACIÓN DE ACUERDO A LA ESTRUCTURA FUNCIONAL DEL MINISTERIO, EN BASE A LOS LINEAMIENTOS ESTABLECIDOS EN LA GACETA OFICIAL Nº 38.236 DEL 26/07/2005 (LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO)

UNIDAD DE MEDIDA: OFICINA **META:** 134

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 340020001 MANTENIMIENTO PREVENTIVO - CORRECTIVO A LAS UNIDADES ESTADALES

UNIDAD DE MEDIDA: OFICINA **META:** 80

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**404.864**	**0**	**0**	**0**	**0**	0	**404.864**
402	01	00	00	Productos alimenticios y agropecuarios	6.078	0	0	0	0	0	6.078
402	01	01	00	Alimentos y bebidas para personas	6.078	0	0	0	0	0	6.078
402	03	00	00	Textiles y vestuarios	2.405	0	0	0	0	0	2.405
402	03	02	00	Prendas de vestir	195	0	0	0	0	0	195
402	03	03	00	Calzados	2.210	0	0	0	0	0	2.210
402	04	00	00	Productos de cuero y caucho	1.820	0	0	0	0	0	1.820
402	04	01	00	Cueros y pieles	1.820	0	0	0	0	0	1.820
402	05	00	00	Productos de papel, cartón e impresos	4.251	0	0	0	0	0	4.251
402	05	03	00	Productos de papel y cartón para oficina	4.251	0	0	0	0	0	4.251
402	06	00	00	Productos químicos y derivados	2.579	0	0	0	0	0	2.579
402	06	03	00	Tintas, pinturas y colorantes	1.807	0	0	0	0	0	1.807
402	06	04	00	Productos farmacéuticos y medicamentos	772	0	0	0	0	0	772
402	10	00	00	Productos varios y útiles diversos	386.405	0	0	0	0	0	386.405
402	10	08	00	Materiales para equipos de computación	72.876	0	0	0	0	0	72.876
402	10	11	00	Materiales eléctricos	291.286	0	0	0	0	0	291.286
402	10	13	00	Materiales fotográficos	22.243	0	0	0	0	0	22.243
402	99	00	00	Otros materiales y suministros	1.326	0	0	0	0	0	1.326
402	99	01	00	Otros materiales y suministros	1.326	0	0	0	0	0	1.326
403	**00**	**00**	**00**	**Servicios no personales**	**18.350.740**	**0**	**0**	**0**	**0**	0	**18.350.740**
403	10	00	00	Servicios profesionales y técnicos	228.746	0	0	0	0	0	228.746
403	10	04	00	Servicios de ingeniería y arquitectónicos	92.810	0	0	0	0	0	92.810
403	10	99	00	Otros servicios profesionales y técnicos	135.936	0	0	0	0	0	135.936
403	12	00	00	Conservación y reparaciones menores de obras	15.721.994	0	0	0	0	0	15.721.994

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 114819 340020000 MANTENIMIENTO PREVENTIVO - CORRECTIVO Y EQUIPAMIENTO A LAS UNIDADES ESTADALES Y SUS OFICINAS MUNICIPALES, ADSCRITAS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS. PERÍODO 2012 - 2014

OBJETIVO DEL PROYECTO: MEJORAR LAS CONDICIONES DE TRABAJO Y MEDIO AMBIENTE DE LOS FUNCIONARIOS DE LA ORGANIZACIÓN DE ACUERDO A LA ESTRUCTURA FUNCIONAL DEL MINISTERIO, EN BASE A LOS LINEAMIENTOS ESTABLECIDOS EN LA GACETA OFICIAL Nº 38.236 DEL 26/07/2005 (LEY ORGÁNICA DE PREVENCIÓN, CONDICIONES Y MEDIO AMBIENTE DE TRABAJO)

UNIDAD DE MEDIDA: OFICINA **META:** 134

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 340020001 MANTENIMIENTO PREVENTIVO - CORRECTIVO A LAS UNIDADES ESTADALES

UNIDAD DE MEDIDA: OFICINA **META:** 80

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACIÓN Y SERVICIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	15.721.994	0	0	0	0	0	15.721.994
403	18	00	00	Impuestos indirectos	2.400.000	0	0	0	0	0	2.400.000
403	18	01	00	Impuesto al valor agregado	2.400.000	0	0	0	0	0	2.400.000
404	**00**	**00**	**00**	**Activos reales**	**1.244.396**	**0**	**0**	**0**	**0**	0	**1.244.396**
404	14	00	00	Contratación de inspección de obras	1.244.396	0	0	0	0	0	1.244.396
404	14	01	00	Contratación de inspección de obras de bienes del dominio privado	1.244.396	0	0	0	0	0	1.244.396
				Totales	**20.000.000**	**0**	**0**	**0**	**0**	0	**20.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: PROPORCIONAR UN MARCO DE INFORMACIÓN ESTADÍSTICA CONTINUA QUE PERMITA ANALIZAR LA ESTRUCTURA DEL SECTOR AGRÍCOLA Y FACILITE SU DIAGNÓSTICO Y PLANIFICACIÓN

UNIDAD DE MEDIDA: ENCUESTA

META: 14.000

RESPONSABLE/EJECUTOR: DIRECCION DE ESTADISTICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**13.274.198**	**0**	**0**	**0**	**0**	**0**	**13.274.198**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.853.514	0	0	0	0	0	5.853.514
401	01	18	00	Remuneraciones al personal contratado	5.853.514	0	0	0	0	0	5.853.514
401	04	00	00	Complementos de sueldos y salarios	2.816.252	0	0	0	0	0	2.816.252
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.816.252	0	0	0	0	0	2.816.252
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.074.620	0	0	0	0	0	2.074.620
401	05	07	00	Aguinaldos al personal contratado	1.436.280	0	0	0	0	0	1.436.280
401	05	08	00	Bono vacacional al personal contratado	638.340	0	0	0	0	0	638.340
401	06	00	00	Aportes patronales y legales	512.602	0	0	0	0	0	512.602
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	397.739	0	0	0	0	0	397.739
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	114.863	0	0	0	0	0	114.863
401	07	00	00	Asistencia socio-económica	713.921	0	0	0	0	0	713.921
401	07	33	00	Asistencia socio-económica al personal contratado	713.921	0	0	0	0	0	713.921
401	08	00	00	Prestaciones sociales e indemnizaciones	1.303.289	0	0	0	0	0	1.303.289
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.303.289	0	0	0	0	0	1.303.289
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**211.672**	**0**	**0**	**0**	**0**	**0**	**211.672**
402	01	00	00	Productos alimenticios y agropecuarios	70.000	0	0	0	0	0	70.000
402	01	01	00	Alimentos y bebidas para personas	70.000	0	0	0	0	0	70.000
402	03	00	00	Textiles y vestuarios	2.704	0	0	0	0	0	2.704
402	03	01	00	Textiles	2.704	0	0	0	0	0	2.704
402	04	00	00	Productos de cuero y caucho	4.500	0	0	0	0	0	4.500
402	04	03	00	Cauchos y tripas para vehículos	4.500	0	0	0	0	0	4.500
402	05	00	00	Productos de papel, cartón e impresos	9.840	0	0	0	0	0	9.840
402	05	03	00	Productos de papel y cartón para oficina	9.500	0	0	0	0	0	9.500
402	05	04	00	Libros, revistas y periódicos	340	0	0	0	0	0	340
402	06	00	00	Productos químicos y derivados	15.928	0	0	0	0	0	15.928
402	06	03	00	Tintas, pinturas y colorantes	15.340	0	0	0	0	0	15.340
402	06	06	00	Combustibles y lubricantes	370	0	0	0	0	0	370
402	06	08	00	Productos plásticos	218	0	0	0	0	0	218

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **PROYECTO:** 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: PROPORCIONAR UN MARCO DE INFORMACIÓN ESTADÍSTICA CONTINUA QUE PERMITA ANALIZAR LA ESTRUCTURA DEL SECTOR AGRÍCOLA Y FACILITE SU DIAGNÓSTICO Y PLANIFICACIÓN

UNIDAD DE MEDIDA: ENCUESTA **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCION DE ESTADISTICA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	303	0	0	0	0	0	303
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	267	0	0	0	0	0	267
402	08	09	00	Repuestos y accesorios para equipos de transporte	36	0	0	0	0	0	36
402	10	00	00	Productos varios y útiles diversos	108.397	0	0	0	0	0	108.397
402	10	03	00	Utensilios de cocina y comedor	27	0	0	0	0	0	27
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	13.500	0	0	0	0	0	13.500
402	10	06	00	Condecoraciones, ofrendas y similares	2.500	0	0	0	0	0	2.500
402	10	08	00	Materiales para equipos de computación	90.000	0	0	0	0	0	90.000
402	10	11	00	Materiales eléctricos	2.000	0	0	0	0	0	2.000
402	10	99	00	Otros productos y útiles diversos	370	0	0	0	0	0	370
403	**00**	**00**	**00**	**Servicios no personales**	**8.872.000**	**0**	**0**	**0**	**0**	**0**	**8.872.000**
403	01	00	00	Alquileres de inmuebles	260.000	0	0	0	0	0	260.000
403	01	01	00	Alquileres de edificios y locales	260.000	0	0	0	0	0	260.000
403	02	00	00	Alquileres de maquinaria y equipos	4.000.000	0	0	0	0	0	4.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	4.000.000	0	0	0	0	0	4.000.000
403	04	00	00	Servicios básicos	600.000	0	0	0	0	0	600.000
403	04	01	00	Electricidad	500.000	0	0	0	0	0	500.000
403	04	04	00	Teléfonos	100.000	0	0	0	0	0	100.000
403	06	00	00	Servicios de transporte y almacenaje	36.500	0	0	0	0	0	36.500
403	06	01	00	Fletes y embalajes	6.500	0	0	0	0	0	6.500
403	06	03	00	Estacionamiento	30.000	0	0	0	0	0	30.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.803.000	0	0	0	0	0	1.803.000
403	07	02	00	Imprenta y reproducción	3.000	0	0	0	0	0	3.000
403	07	03	00	Relaciones sociales	1.800.000	0	0	0	0	0	1.800.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	400.000	0	0	0	0	0	400.000
403	08	01	00	Primas y gastos de seguros	400.000	0	0	0	0	0	400.000
403	09	00	00	Viáticos y pasajes	1.000.000	0	0	0	0	0	1.000.000
403	09	01	00	Viáticos y pasajes dentro del país	1.000.000	0	0	0	0	0	1.000.000
403	10	00	00	Servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: PROPORCIONAR UN MARCO DE INFORMACIÓN ESTADÍSTICA CONTINUA QUE PERMITA ANALIZAR LA ESTRUCTURA DEL SECTOR AGRÍCOLA Y FACILITE SU DIAGNÓSTICO Y PLANIFICACIÓN

UNIDAD DE MEDIDA: ENCUESTA

META: 14.000

RESPONSABLE/EJECUTOR: DIRECCION DE ESTADISTICA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	204.000	0	0	0	0	0	204.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	190.000	0	0	0	0	0	190.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	14.000	0	0	0	0	0	14.000
403	15	00	00	Servicios fiscales	2.500	0	0	0	0	0	2.500
403	15	02	00	Tasas y otros derechos obligatorios	2.500	0	0	0	0	0	2.500
403	18	00	00	Impuestos indirectos	280.000	0	0	0	0	0	280.000
403	18	01	00	Impuesto al valor agregado	280.000	0	0	0	0	0	280.000
403	99	00	00	Otros servicios no personales	86.000	0	0	0	0	0	86.000
403	99	01	00	Otros servicios no personales	86.000	0	0	0	0	0	86.000
404	**00**	**00**	**00**	**Activos reales**	**227.540**	**0**	**0**	**0**	**0**	**0**	**227.540**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	11.500	0	0	0	0	0	11.500
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	11.500	0	0	0	0	0	11.500
404	04	00	00	Equipos de transporte, tracción y elevación	72.000	0	0	0	0	0	72.000
404	04	01	00	Vehiculos automotores terrestres	72.000	0	0	0	0	0	72.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	144.040	0	0	0	0	0	144.040
404	09	02	00	Equipos de computación	144.040	0	0	0	0	0	144.040
				Totales	**22.585.410**	**0**	**0**	**0**	**0**	**0**	**22.585.410**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: PROPORCIONAR UN MARCO DE INFORMACIÓN ESTADÍSTICA CONTINUA QUE PERMITA ANALIZAR LA ESTRUCTURA DEL SECTOR AGRÍCOLA Y FACILITE SU DIAGNÓSTICO Y PLANIFICACIÓN

UNIDAD DE MEDIDA: ENCUESTA **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCION DE ESTADISTICA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: PROPORCIONAR UN MARCO DE INFORMACIÓN ESTADÍSTICA CONTINUA QUE PERMITA ANALIZAR LA ESTRUCTURA DEL SECTOR AGRÍCOLA Y FACILITE SU DIAGNÓSTICO Y PLANIFICACIÓN

UNIDAD DE MEDIDA: ENCUESTA **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCION DE ESTADISTICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 340023001 RECOLECCIÓN DE DATOS EN CAMPO

UNIDAD DE MEDIDA: *UNIDAD* **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**11.451.517**	**0**	**0**	**0**	**0**	0	**11.451.517**
401	01	00	00	Sueldos, salarios y otras retribuciones	5.049.300	0	0	0	0	0	5.049.300
401	01	18	00	Remuneraciones al personal contratado	5.049.300	0	0	0	0	0	5.049.300
401	04	00	00	Complementos de sueldos y salarios	2.429.716	0	0	0	0	0	2.429.716
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.429.716	0	0	0	0	0	2.429.716
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.789.875	0	0	0	0	0	1.789.875
401	05	07	00	Aguinaldos al personal contratado	1.239.148	0	0	0	0	0	1.239.148
401	05	08	00	Bono vacacional al personal contratado	550.727	0	0	0	0	0	550.727
401	06	00	00	Aportes patronales y legales	442.281	0	0	0	0	0	442.281
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	343.149	0	0	0	0	0	343.149
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	99.132	0	0	0	0	0	99.132
401	07	00	00	Asistencia socio-económica	615.934	0	0	0	0	0	615.934
401	07	33	00	Asistencia socio-económica al personal contratado	615.934	0	0	0	0	0	615.934
401	08	00	00	Prestaciones sociales e indemnizaciones	1.124.411	0	0	0	0	0	1.124.411
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.124.411	0	0	0	0	0	1.124.411
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**190.505**	**0**	**0**	**0**	**0**	0	**190.505**
402	01	00	00	Productos alimenticios y agropecuarios	63.000	0	0	0	0	0	63.000
402	01	01	00	Alimentos y bebidas para personas	63.000	0	0	0	0	0	63.000
402	03	00	00	Textiles y vestuarios	2.434	0	0	0	0	0	2.434
402	03	01	00	Textiles	2.434	0	0	0	0	0	2.434
402	04	00	00	Productos de cuero y caucho	4.050	0	0	0	0	0	4.050
402	04	03	00	Cauchos y tripas para vehículos	4.050	0	0	0	0	0	4.050
402	05	00	00	Productos de papel, cartón e impresos	8.856	0	0	0	0	0	8.856
402	05	03	00	Productos de papel y cartón para oficina	8.550	0	0	0	0	0	8.550

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **PROYECTO:** 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: PROPORCIONAR UN MARCO DE INFORMACIÓN ESTADÍSTICA CONTINUA QUE PERMITA ANALIZAR LA ESTRUCTURA DEL SECTOR AGRÍCOLA Y FACILITE SU DIAGNÓSTICO Y PLANIFICACIÓN

UNIDAD DE MEDIDA: ENCUESTA **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCION DE ESTADISTICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 340023001 RECOLECCIÓN DE DATOS EN CAMPO

UNIDAD DE MEDIDA: UNIDAD **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	04	00	Libros, revistas y periódicos	306	0	0	0	0	0	306
402	06	00	00	Productos químicos y derivados	14.335	0	0	0	0	0	14.335
402	06	03	00	Tintas, pinturas y colorantes	13.806	0	0	0	0	0	13.806
402	06	06	00	Combustibles y lubricantes	333	0	0	0	0	0	333
402	06	08	00	Productos plásticos	196	0	0	0	0	0	196
402	08	00	00	Productos metálicos	270	0	0	0	0	0	270
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	234	0	0	0	0	0	234
402	08	09	00	Repuestos y accesorios para equipos de transporte	36	0	0	0	0	0	36
402	10	00	00	Productos varios y útiles diversos	97.560	0	0	0	0	0	97.560
402	10	03	00	Utensilios de cocina y comedor	27	0	0	0	0	0	27
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.150	0	0	0	0	0	12.150
402	10	06	00	Condecoraciones, ofrendas y similares	2.250	0	0	0	0	0	2.250
402	10	08	00	Materiales para equipos de computación	81.000	0	0	0	0	0	81.000
402	10	11	00	Materiales eléctricos	1.800	0	0	0	0	0	1.800
402	10	99	00	Otros productos y útiles diversos	333	0	0	0	0	0	333
403	**00**	**00**	**00**	**Servicios no personales**	**7.984.800**	**0**	**0**	**0**	**0**	0	**7.984.800**
403	01	00	00	Alquileres de inmuebles	234.000	0	0	0	0	0	234.000
403	01	01	00	Alquileres de edificios y locales	234.000	0	0	0	0	0	234.000
403	02	00	00	Alquileres de maquinaria y equipos	3.600.000	0	0	0	0	0	3.600.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.600.000	0	0	0	0	0	3.600.000
403	04	00	00	Servicios básicos	540.000	0	0	0	0	0	540.000
403	04	01	00	Electricidad	450.000	0	0	0	0	0	450.000
403	04	04	00	Teléfonos	90.000	0	0	0	0	0	90.000
403	06	00	00	Servicios de transporte y almacenaje	32.850	0	0	0	0	0	32.850

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: PROPORCIONAR UN MARCO DE INFORMACIÓN ESTADÍSTICA CONTINUA QUE PERMITA ANALIZAR LA ESTRUCTURA DEL SECTOR AGRÍCOLA Y FACILITE SU DIAGNÓSTICO Y PLANIFICACIÓN

UNIDAD DE MEDIDA: ENCUESTA **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCION DE ESTADISTICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 340023001 RECOLECCIÓN DE DATOS EN CAMPO

UNIDAD DE MEDIDA: *UNIDAD* **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	06	01	00	Fletes y embalajes	5.850	0	0	0	0	0	5.850
403	06	03	00	Estacionamiento	27.000	0	0	0	0	0	27.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.622.700	0	0	0	0	0	1.622.700
403	07	02	00	Imprenta y reproducción	2.700	0	0	0	0	0	2.700
403	07	03	00	Relaciones sociales	1.620.000	0	0	0	0	0	1.620.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	360.000	0	0	0	0	0	360.000
403	08	01	00	Primas y gastos de seguros	360.000	0	0	0	0	0	360.000
403	09	00	00	Viáticos y pasajes	900.000	0	0	0	0	0	900.000
403	09	01	00	Viáticos y pasajes dentro del pais	900.000	0	0	0	0	0	900.000
403	10	00	00	Servicios profesionales y técnicos	180.000	0	0	0	0	0	180.000
403	10	99	00	Otros servicios profesionales y técnicos	180.000	0	0	0	0	0	180.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	183.600	0	0	0	0	0	183.600
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	171.000	0	0	0	0	0	171.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	12.600	0	0	0	0	0	12.600
403	15	00	00	Servicios fiscales	2.250	0	0	0	0	0	2.250
403	15	02	00	Tasas y otros derechos obligatorios	2.250	0	0	0	0	0	2.250
403	18	00	00	Impuestos indirectos	252.000	0	0	0	0	0	252.000
403	18	01	00	Impuesto al valor agregado	252.000	0	0	0	0	0	252.000
403	99	00	00	Otros servicios no personales	77.400	0	0	0	0	0	77.400
403	99	01	00	Otros servicios no personales	77.400	0	0	0	0	0	77.400
404	**00**	**00**	**00**	**Activos reales**	**204.750**	**0**	**0**	**0**	**0**	0	**204.750**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	10.350	0	0	0	0	0	10.350
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	10.350	0	0	0	0	0	10.350
404	04	00	00	Equipos de transporte, tracción y elevación	64.800	0	0	0	0	0	64.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: PROPORCIONAR UN MARCO DE INFORMACIÓN ESTADÍSTICA CONTINUA QUE PERMITA ANALIZAR LA ESTRUCTURA DEL SECTOR AGRÍCOLA Y FACILITE SU DIAGNÓSTICO Y PLANIFICACIÓN

UNIDAD DE MEDIDA: ENCUESTA **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCION DE ESTADISTICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 340023001 RECOLECCIÓN DE DATOS EN CAMPO

UNIDAD DE MEDIDA: UNIDAD **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	01	00	Vehículos automotores terrestres	64.800	0	0	0	0	0	64.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	129.600	0	0	0	0	0	129.600
404	09	02	00	Equipos de computación	129.600	0	0	0	0	0	129.600
				Totales	**19.831.572**	**0**	**0**	**0**	**0**	0	**19.831.572**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: PROPORCIONAR UN MARCO DE INFORMACIÓN ESTADÍSTICA CONTINUA QUE PERMITA ANALIZAR LA ESTRUCTURA DEL SECTOR AGRÍCOLA Y FACILITE SU DIAGNÓSTICO Y PLANIFICACIÓN

UNIDAD DE MEDIDA: ENCUESTA **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCION DE ESTADISTICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 340023002 REVISIÓN, DEPURACIÓN, VALIDACIÓN, ANÁLISIS Y GENERACIÓN DE INFORMACIÓN ESTADÍSTICA

UNIDAD DE MEDIDA: *UNIDAD* **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.822.681**	**0**	**0**	**0**	**0**	0	**1.822.681**
401	01	00	00	Sueldos, salarios y otras retribuciones	804.214	0	0	0	0	0	804.214
401	01	18	00	Remuneraciones al personal contratado	804.214	0	0	0	0	0	804.214
401	04	00	00	Complementos de sueldos y salarios	386.536	0	0	0	0	0	386.536
401	04	26	00	Bono compensatorio de alimentación al personal contratado	386.536	0	0	0	0	0	386.536
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	284.745	0	0	0	0	0	284.745
401	05	07	00	Aguinaldos al personal contratado	197.132	0	0	0	0	0	197.132
401	05	08	00	Bono vacacional al personal contratado	87.613	0	0	0	0	0	87.613
401	06	00	00	Aportes patronales y legales	70.321	0	0	0	0	0	70.321
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	54.590	0	0	0	0	0	54.590
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	15.731	0	0	0	0	0	15.731
401	07	00	00	Asistencia socio-económica	97.987	0	0	0	0	0	97.987
401	07	33	00	Asistencia socio-económica al personal contratado	97.987	0	0	0	0	0	97.987
401	08	00	00	Prestaciones sociales e indemnizaciones	178.878	0	0	0	0	0	178.878
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	178.878	0	0	0	0	0	178.878
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**21.167**	**0**	**0**	**0**	**0**	0	**21.167**
402	01	00	00	Productos alimenticios y agropecuarios	7.000	0	0	0	0	0	7.000
402	01	01	00	Alimentos y bebidas para personas	7.000	0	0	0	0	0	7.000
402	03	00	00	Textiles y vestuarios	270	0	0	0	0	0	270
402	03	01	00	Textiles	270	0	0	0	0	0	270
402	04	00	00	Productos de cuero y caucho	450	0	0	0	0	0	450
402	04	03	00	Cauchos y tripas para vehículos	450	0	0	0	0	0	450
402	05	00	00	Productos de papel, cartón e impresos	984	0	0	0	0	0	984
402	05	03	00	Productos de papel y cartón para oficina	950	0	0	0	0	0	950

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **PROYECTO:** 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: PROPORCIONAR UN MARCO DE INFORMACIÓN ESTADÍSTICA CONTINUA QUE PERMITA ANALIZAR LA ESTRUCTURA DEL SECTOR AGRÍCOLA Y FACILITE SU DIAGNÓSTICO Y PLANIFICACIÓN

UNIDAD DE MEDIDA: ENCUESTA **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCION DE ESTADISTICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 340023002 REVISIÓN, DEPURACIÓN, VALIDACIÓN, ANÁLISIS Y GENERACIÓN DE INFORMACIÓN ESTADÍSTICA

UNIDAD DE MEDIDA: UNIDAD **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	04	00	Libros, revistas y periódicos	34	0	0	0	0	0	34
402	06	00	00	Productos químicos y derivados	1.593	0	0	0	0	0	1.593
402	06	03	00	Tintas, pinturas y colorantes	1.534	0	0	0	0	0	1.534
402	06	06	00	Combustibles y lubricantes	37	0	0	0	0	0	37
402	06	08	00	Productos plásticos	22	0	0	0	0	0	22
402	08	00	00	Productos metálicos	33	0	0	0	0	0	33
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	33	0	0	0	0	0	33
402	10	00	00	Productos varios y útiles diversos	10.837	0	0	0	0	0	10.837
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.350	0	0	0	0	0	1.350
402	10	06	00	Condecoraciones, ofrendas y similares	250	0	0	0	0	0	250
402	10	08	00	Materiales para equipos de computación	9.000	0	0	0	0	0	9.000
402	10	11	00	Materiales eléctricos	200	0	0	0	0	0	200
402	10	99	00	Otros productos y útiles diversos	37	0	0	0	0	0	37
403	**00**	**00**	**00**	**Servicios no personales**	**887.200**	**0**	**0**	**0**	**0**	0	**887.200**
403	01	00	00	Alquileres de inmuebles	26.000	0	0	0	0	0	26.000
403	01	01	00	Alquileres de edificios y locales	26.000	0	0	0	0	0	26.000
403	02	00	00	Alquileres de maquinaria y equipos	400.000	0	0	0	0	0	400.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	400.000	0	0	0	0	0	400.000
403	04	00	00	Servicios básicos	60.000	0	0	0	0	0	60.000
403	04	01	00	Electricidad	50.000	0	0	0	0	0	50.000
403	04	04	00	Teléfonos	10.000	0	0	0	0	0	10.000
403	06	00	00	Servicios de transporte y almacenaje	3.650	0	0	0	0	0	3.650
403	06	01	00	Fletes y embalajes	650	0	0	0	0	0	650
403	06	03	00	Estacionamiento	3.000	0	0	0	0	0	3.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: PROPORCIONAR UN MARCO DE INFORMACIÓN ESTADÍSTICA CONTINUA QUE PERMITA ANALIZAR LA ESTRUCTURA DEL SECTOR AGRÍCOLA Y FACILITE SU DIAGNÓSTICO Y PLANIFICACIÓN

UNIDAD DE MEDIDA: ENCUESTA **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCION DE ESTADISTICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 340023002 REVISIÓN, DEPURACIÓN, VALIDACIÓN, ANÁLISIS Y GENERACIÓN DE INFORMACIÓN ESTADÍSTICA

UNIDAD DE MEDIDA: UNIDAD **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	180.300	0	0	0	0	0	180.300
403	07	02	00	Imprenta y reproducción	300	0	0	0	0	0	300
403	07	03	00	Relaciones sociales	180.000	0	0	0	0	0	180.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	40.000	0	0	0	0	0	40.000
403	08	01	00	Primas y gastos de seguros	40.000	0	0	0	0	0	40.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del país	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	99	00	Otros servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	20.400	0	0	0	0	0	20.400
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	19.000	0	0	0	0	0	19.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.400	0	0	0	0	0	1.400
403	15	00	00	Servicios fiscales	250	0	0	0	0	0	250
403	15	02	00	Tasas y otros derechos obligatorios	250	0	0	0	0	0	250
403	18	00	00	Impuestos indirectos	28.000	0	0	0	0	0	28.000
403	18	01	00	Impuesto al valor agregado	28.000	0	0	0	0	0	28.000
403	99	00	00	Otros servicios no personales	8.600	0	0	0	0	0	8.600
403	99	01	00	Otros servicios no personales	8.600	0	0	0	0	0	8.600
404	**00**	**00**	**00**	**Activos reales**	**22.790**	**0**	**0**	**0**	**0**	0	**22.790**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	1.150	0	0	0	0	0	1.150
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	1.150	0	0	0	0	0	1.150
404	04	00	00	Equipos de transporte, tracción y elevación	7.200	0	0	0	0	0	7.200
404	04	01	00	Vehiculos automotores terrestres	7.200	0	0	0	0	0	7.200
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.440	0	0	0	0	0	14.440

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 115119 340023000 PROGRAMA DE ESTADÍSTICAS AGRÍCOLAS (PEA-MAT)

OBJETIVO DEL PROYECTO: PROPORCIONAR UN MARCO DE INFORMACIÓN ESTADÍSTICA CONTINUA QUE PERMITA ANALIZAR LA ESTRUCTURA DEL SECTOR AGRÍCOLA Y FACILITE SU DIAGNÓSTICO Y PLANIFICACIÓN

UNIDAD DE MEDIDA: ENCUESTA **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCION DE ESTADISTICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 340023002 REVISIÓN, DEPURACIÓN, VALIDACIÓN, ANÁLISIS Y GENERACIÓN DE INFORMACIÓN ESTADÍSTICA

UNIDAD DE MEDIDA: UNIDAD **META:** 14.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ESTADÍSTICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	14.440	0	0	0	0	0	14.440
				Totales	**2.753.838**	**0**	**0**	**0**	**0**	0	**2.753.838**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2012

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.126.613.032

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.104.276.476**	**22.336.556**	**0**	**0**	**0**	**0**	**1.126.613.032**
407	03	00	00	Transferencias y donaciones de capital internas	1.104.276.476	22.336.556	0	0	0	0	1.126.613.032
407	03	03	00	Transferencias de capital internas al sector público	1.104.276.476	22.336.556	0	0	0	0	1.126.613.032
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	654.445.592	22.336.556	0	0	0	0	676.782.148
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	418.799.285	0	0	0	0	0	418.799.285
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	31.031.599	0	0	0	0	0	31.031.599
				Totales	**1.104.276.476**	**22.336.556**	**0**	**0**	**0**	**0**	**1.126.613.032**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2012

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.126.613.032

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.104.276.476**	**22.336.556**	**0**	**0**	**0**	**0**	**1.126.613.032**
407	03	00	00	Transferencias y donaciones de capital internas	1.104.276.476	22.336.556	0	0	0	0	1.126.613.032
407	03	03	00	Transferencias de capital internas al sector público	1.104.276.476	22.336.556	0	0	0	0	1.126.613.032
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	654.445.592	22.336.556	0	0	0	0	676.782.148
				- A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)	72.716.885	0	0	0	0	0	72.716.885
				- A0204 Oficina Coordinadora de los Servicios Agropecuarios del Ministerio de la Defensa (O.C.S.A.)	22.082.822	0	0	0	0	0	22.082.822
				- A0226 Academia de Ciencias Agrícolas de Venezuela (ACAV)	19.079.879	0	0	0	0	0	19.079.879
				- A0426 Fundación Tierra Fértil	56.000.000	0	0	0	0	0	56.000.000
				- A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)	76.140.197	22.336.556	0	0	0	0	98.476.753
				- A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)	31.345.248	0	0	0	0	0	31.345.248
				- A0933 Instituto Nacional de Desarrollo Rural (INDER)	252.639.377	0	0	0	0	0	252.639.377
				- A0935 Instituto Nacional de Tierras (INTI)	53.941.184	0	0	0	0	0	53.941.184
				- A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)	70.500.000	0	0	0	0	0	70.500.000
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	418.799.285	0	0	0	0	0	418.799.285
				- A0694 CVG Productos Forestales de Oriente, C.A. (CVG-PROFORCA)	46.001.481	0	0	0	0	0	46.001.481
				- A0820 Empresa Regional Sistema Hidráulico Planicie de Maracaibo (PLANIMARA)	12.365.626	0	0	0	0	0	12.365.626
				- A1545 Corporación Venezolana de Alimentos, S.A. (CVAL, S.A.)	360.432.178	0	0	0	0	0	360.432.178
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	31.031.599	0	0	0	0	0	31.031.599
				- A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)	31.031.599	0	0	0	0	0	31.031.599
				Totales	**1.104.276.476**	**22.336.556**	**0**	**0**	**0**	**0**	**1.126.613.032**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2012

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.126.613.032

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 349999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE INVESTIGACIONES AGRÍCOLAS (INIA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.716.885

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE INVESTIGACIONES AGRÍCOLAS (INIA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**72.716.885**	**0**	**0**	**0**	**0**	0	**72.716.885**
407	03	00	00	Transferencias y donaciones de capital internas	72.716.885	0	0	0	0	0	72.716.885
407	03	03	00	Transferencias de capital internas al sector público	72.716.885	0	0	0	0	0	72.716.885
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	72.716.885	0	0	0	0	0	72.716.885
				Totales	**72.716.885**	**0**	**0**	**0**	**0**	0	**72.716.885**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2012

UNIDAD DE MEDIDA: BOLÍVAR

META: 1.126.613.032

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 349999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE OFICINA COORDINADORA DE LOS SERVICIOS AGROPECUARIOS DEL MINISTERIO DE LA DEFENSA (O.C.S.A.)

UNIDAD DE MEDIDA: BOLÍVAR

META: 22.082.822

RESPONSABLE/EJECUTOR: OFICINA COORDINADORA DE LOS SERVICIOS AGROPECUARIOS DEL MINISTERIO DE LA DEFENSA (O.C.S.A.)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**22.082.822**	**0**	**0**	**0**	**0**	0	**22.082.822**
407	03	00	00	Transferencias y donaciones de capital internas	22.082.822	0	0	0	0	0	22.082.822
407	03	03	00	Transferencias de capital internas al sector público	22.082.822	0	0	0	0	0	22.082.822
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	22.082.822	0	0	0	0	0	22.082.822
				Totales	**22.082.822**	**0**	**0**	**0**	**0**	0	**22.082.822**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2012

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.126.613.032

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 349999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE ACADEMIA DE CIENCIAS AGRÍCOLAS DE VENEZUELA (ACAV)

UNIDAD DE MEDIDA: *BOLÍVAR* **META:** 19.079.879

RESPONSABLE/EJECUTOR: ACADEMIA DE CIENCIAS AGRÍCOLAS DE VENEZUELA (ACAV)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**19.079.879**	**0**	**0**	**0**	**0**	0	**19.079.879**
407	03	00	00	Transferencias y donaciones de capital internas	19.079.879	0	0	0	0	0	19.079.879
407	03	03	00	Transferencias de capital internas al sector público	19.079.879	0	0	0	0	0	19.079.879
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	19.079.879	0	0	0	0	0	19.079.879
				Totales	**19.079.879**	**0**	**0**	**0**	**0**	0	**19.079.879**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2012

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.126.613.032

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 349999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN TIERRA FÉRTIL

UNIDAD DE MEDIDA: BOLÍVAR **META:** 56.000.000

RESPONSABLE/EJECUTOR: FUNDACIÓN TIERRA FERTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**56.000.000**	**0**	**0**	**0**	**0**	0	**56.000.000**
407	03	00	00	Transferencias y donaciones de capital internas	56.000.000	0	0	0	0	0	56.000.000
407	03	03	00	Transferencias de capital internas al sector público	56.000.000	0	0	0	0	0	56.000.000
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	56.000.000	0	0	0	0	0	56.000.000
				Totales	**56.000.000**	**0**	**0**	**0**	**0**	0	**56.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2012

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.126.613.032

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 349999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN DE CAPACITACIÓN E INNOVACIÓN PARA APOYAR LA REVOLUCIÓN AGRARIA (CIARA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 98.476.753

RESPONSABLE/EJECUTOR: FUNDACIÓN DE CAPACITACIÓN E INNOVACIÓN PARA APOYAR LA REVOLUCIÓN AGRARIA (CIARA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**76.140.197**	**22.336.556**	**0**	**0**	**0**	0	**98.476.753**
407	03	00	00	Transferencias y donaciones de capital internas	76.140.197	22.336.556	0	0	0	0	98.476.753
407	03	03	00	Transferencias de capital internas al sector público	76.140.197	22.336.556	0	0	0	0	98.476.753
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	76.140.197	22.336.556	0	0	0	0	98.476.753
				Totales	**76.140.197**	**22.336.556**	**0**	**0**	**0**	0	**98.476.753**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2012

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.126.613.032

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 349999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CVG PRODUCTOS FORESTALES DE ORIENTE, C.A. (CVG-PROFORCA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 46.001.481

RESPONSABLE/EJECUTOR: CVG PRODUCTOS FORESTALES DE ORIENTE, C.A. (CVG-PROFORCA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**46.001.481**	**0**	**0**	**0**	**0**	0	**46.001.481**
407	03	00	00	Transferencias y donaciones de capital internas	46.001.481	0	0	0	0	0	46.001.481
407	03	03	00	Transferencias de capital internas al sector público	46.001.481	0	0	0	0	0	46.001.481
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	46.001.481	0	0	0	0	0	46.001.481
				Totales	**46.001.481**	**0**	**0**	**0**	**0**	0	**46.001.481**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2012

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.126.613.032

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 349999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE EMPRESA REGIONAL SISTEMA HIDRÁULICO PLANICIE DE MARACAIBO (PLANIMARA)

UNIDAD DE MEDIDA: *BOLÍVAR* **META:** 12.365.626

RESPONSABLE/EJECUTOR: EMPRESA REGIONAL SISTEMA HIDRÁULICO PLANICIE DE MARACAIBO (PLANIMARA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.365.626**	**0**	**0**	**0**	**0**	0	**12.365.626**
407	03	00	00	Transferencias y donaciones de capital internas	12.365.626	0	0	0	0	0	12.365.626
407	03	03	00	Transferencias de capital internas al sector público	12.365.626	0	0	0	0	0	12.365.626
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	12.365.626	0	0	0	0	0	12.365.626
				Totales	**12.365.626**	**0**	**0**	**0**	**0**	0	**12.365.626**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2012

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.126.613.032

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 349999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO SOCIALISTA DE LA PESCA Y ACUICULTURA (INSOPESCA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 31.345.248

RESPONSABLE/EJECUTOR: INSTITUTO SOCIALISTA DE LA PESCA Y ACUICULTURA (INSOPESCA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**31.345.248**	**0**	**0**	**0**	**0**	0	**31.345.248**
407	03	00	00	Transferencias y donaciones de capital internas	31.345.248	0	0	0	0	0	31.345.248
407	03	03	00	Transferencias de capital internas al sector público	31.345.248	0	0	0	0	0	31.345.248
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	31.345.248	0	0	0	0	0	31.345.248
				Totales	**31.345.248**	**0**	**0**	**0**	**0**	0	**31.345.248**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2012

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.126.613.032

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 349999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE DESARROLLO RURAL (INDER)

UNIDAD DE MEDIDA: *BOLÍVAR* **META:** 252.639.377

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE DESARROLLO RURAL (INDER)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**252.639.377**	**0**	**0**	**0**	**0**	0	**252.639.377**
407	03	00	00	Transferencias y donaciones de capital internas	252.639.377	0	0	0	0	0	252.639.377
407	03	03	00	Transferencias de capital internas al sector público	252.639.377	0	0	0	0	0	252.639.377
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	252.639.377	0	0	0	0	0	252.639.377
				Totales	**252.639.377**	**0**	**0**	**0**	**0**	0	**252.639.377**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2012

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.126.613.032

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 349999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE TIERRAS (INTI)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 53.941.184

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE TIERRAS (INTI)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**53.941.184**	**0**	**0**	**0**	**0**	0	**53.941.184**
407	03	00	00	Transferencias y donaciones de capital internas	53.941.184	0	0	0	0	0	53.941.184
407	03	03	00	Transferencias de capital internas al sector público	53.941.184	0	0	0	0	0	53.941.184
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	53.941.184	0	0	0	0	0	53.941.184
				Totales	**53.941.184**	**0**	**0**	**0**	**0**	0	**53.941.184**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2012

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.126.613.032

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 349999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE SALUD AGRÍCOLA INTEGRAL (INSAI)

UNIDAD DE MEDIDA: *BOLÍVAR* **META:** 70.500.000

RESPONSABLE/EJECUTOR: INSTITUTO NACIONAL DE SALUD AGRÍCOLA INTEGRAL (INSAI)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**70.500.000**	**0**	**0**	**0**	**0**	0	**70.500.000**
407	03	00	00	Transferencias y donaciones de capital internas	70.500.000	0	0	0	0	0	70.500.000
407	03	03	00	Transferencias de capital internas al sector público	70.500.000	0	0	0	0	0	70.500.000
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	70.500.000	0	0	0	0	0	70.500.000
				Totales	**70.500.000**	**0**	**0**	**0**	**0**	0	**70.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2012

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.126.613.032

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 349999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE CORPORACIÓN VENEZOLANA DE ALIMENTOS, S.A. (CVAL, S.A.)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 360.432.178

RESPONSABLE/EJECUTOR: CORPORACIÓN VENEZOLANA DE ALIMENTOS, S.A. (CVAL, S.A.)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**360.432.178**	**0**	**0**	**0**	**0**	0	**360.432.178**
407	03	00	00	Transferencias y donaciones de capital internas	360.432.178	0	0	0	0	0	360.432.178
407	03	03	00	Transferencias de capital internas al sector público	360.432.178	0	0	0	0	0	360.432.178
407	03	03	05	Transferencias de capital a entes descentralizados con fines empresariales no petroleros	360.432.178	0	0	0	0	0	360.432.178
				Totales	**360.432.178**	**0**	**0**	**0**	**0**	0	**360.432.178**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

PROYECTO: 349999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: ASIGNACIÓN DE RECURSOS A LOS ENTES ADSCRITOS AL MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS, PARA LA EJECUCIÓN DE LOS PROYECTOS DEL AÑO 2012

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.126.613.032

RESPONSABLE/EJECUTOR: OFICINA DE ADMINISTRACION Y SERVICIOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 349999013 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FONDO PARA EL DESARROLLO AGRARIO SOCIALISTA (FONDAS)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 31.031.599

RESPONSABLE/EJECUTOR: FONDO PARA EL DESARROLLO AGRARIO SOCIALISTA (FONDAS)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**31.031.599**	**0**	**0**	**0**	**0**	0	**31.031.599**
407	03	00	00	Transferencias y donaciones de capital internas	31.031.599	0	0	0	0	0	31.031.599
407	03	03	00	Transferencias de capital internas al sector público	31.031.599	0	0	0	0	0	31.031.599
407	03	03	07	Transferencias de capital a entes descentralizados financieros no bancarios	31.031.599	0	0	0	0	0	31.031.599
				Totales	**31.031.599**	**0**	**0**	**0**	**0**	0	**31.031.599**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**334.353.195**	**0**	**0**	**0**	**0**	**0**	**334.353.195**
401	01	00	00	Sueldos, salarios y otras retribuciones	55.001.043	0	0	0	0	0	55.001.043
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	20.375.619	0	0	0	0	0	20.375.619
401	01	03	00	Suplencias a empleados	75.000	0	0	0	0	0	75.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	17.580.886	0	0	0	0	0	17.580.886
401	01	13	00	Suplencias a obreros	1.500	0	0	0	0	0	1.500
401	01	18	00	Remuneraciones al personal contratado	16.209.836	0	0	0	0	0	16.209.836
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	758.202	0	0	0	0	0	758.202
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	19.846.135	0	0	0	0	0	19.846.135
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	10.752.867	0	0	0	0	0	10.752.867
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	9.049.656	0	0	0	0	0	9.049.656
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	43.612	0	0	0	0	0	43.612
401	03	00	00	Primas	30.351.323	0	0	0	0	0	30.351.323
401	03	04	00	Primas por hijos a empleados	5.280.333	0	0	0	0	0	5.280.333
401	03	08	00	Primas de profesionalización a empleados	1.777.205	0	0	0	0	0	1.777.205
401	03	09	00	Primas por antigüedad a empleados	9.647.978	0	0	0	0	0	9.647.978
401	03	17	00	Primas de transporte a obreros	40.932	0	0	0	0	0	40.932
401	03	19	00	Primas por hijos de obreros	4.719.000	0	0	0	0	0	4.719.000
401	03	21	00	Primas por antigüedad a obreros	8.562.970	0	0	0	0	0	8.562.970
401	03	22	00	Primas de profesionalización a obreros	204.235	0	0	0	0	0	204.235
401	03	97	00	Otras primas a empleados	71.500	0	0	0	0	0	71.500
401	03	98	00	Otras primas a obreros	47.170	0	0	0	0	0	47.170
401	04	00	00	Complementos de sueldos y salarios	45.572.418	0	0	0	0	0	45.572.418
401	04	06	00	Complemento a empleados por comisión de servicios	60.000	0	0	0	0	0	60.000
401	04	08	00	Bono compensatorio de alimentación a empleados	16.067.460	0	0	0	0	0	16.067.460
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	763.190	0	0	0	0	0	763.190
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	310.858	0	0	0	0	0	310.858
401	04	17	00	Complemento a obreros por gastos de transporte	594.518	0	0	0	0	0	594.518
401	04	18	00	Bono compensatorio de alimentación a obreros	14.491.224	0	0	0	0	0	14.491.224
401	04	20	00	Complemento a obreros por días feriados	855.659	0	0	0	0	0	855.659
401	04	26	00	Bono compensatorio de alimentación al personal contratado	7.845.480	0	0	0	0	0	7.845.480
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	800	0	0	0	0	0	800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	697.680	0	0	0	0	0	697.680
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	30.000	0	0	0	0	0	30.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	716.088	0	0	0	0	0	716.088
401	04	96	00	Otros complementos a empleados	2.110.109	0	0	0	0	0	2.110.109
401	04	97	00	Otros complementos a obreros	528.612	0	0	0	0	0	528.612
401	04	98	00	Otros complementos al personal contratado	500.740	0	0	0	0	0	500.740
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	13.595.630	0	0	0	0	0	13.595.630
401	05	03	00	Bono vacacional a empleados	6.261.578	0	0	0	0	0	6.261.578
401	05	06	00	Bono vacacional a obreros	4.262.287	0	0	0	0	0	4.262.287
401	05	08	00	Bono vacacional al personal contratado	2.662.561	0	0	0	0	0	2.662.561
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	409.204	0	0	0	0	0	409.204
401	06	00	00	Aportes patronales y legales	7.356.828	0	0	0	0	0	7.356.828
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.953.519	0	0	0	0	0	1.953.519
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	693.859	0	0	0	0	0	693.859
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	309.982	0	0	0	0	0	309.982
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	460.496	0	0	0	0	0	460.496
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.287.916	0	0	0	0	0	1.287.916
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	550.230	0	0	0	0	0	550.230
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	272.439	0	0	0	0	0	272.439
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	361.162	0	0	0	0	0	361.162
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	850.608	0	0	0	0	0	850.608
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	221.899	0	0	0	0	0	221.899
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	144.661	0	0	0	0	0	144.661
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	52.239	0	0	0	0	0	52.239
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	34.826	0	0	0	0	0	34.826
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	14.547	0	0	0	0	0	14.547
401	06	95	00	Otros aportes legales por personal contratado	148.445	0	0	0	0	0	148.445
401	07	00	00	Asistencia socio-económica	145.305.228	0	0	0	0	0	145.305.228
401	07	01	00	Capacitación y adiestramiento a empleados	62.500	0	0	0	0	0	62.500
401	07	02	00	Becas a empleados	1.350.000	0	0	0	0	0	1.350.000
401	07	03	00	Ayudas por matrimonio a empleados	500	0	0	0	0	0	500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	700	0	0	0	0	0	700

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.080.335	0	0	0	0	0	2.080.335
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	47.259.190	0	0	0	0	0	47.259.190
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	130.035	0	0	0	0	0	130.035
401	07	17	00	Capacitación y adiestramiento a obreros	54.492	0	0	0	0	0	54.492
401	07	18	00	Becas a obreros	1.008.600	0	0	0	0	0	1.008.600
401	07	19	00	Ayudas por matrimonio de obreros	200	0	0	0	0	0	200
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.500	0	0	0	0	0	1.500
401	07	21	00	Ayudas por defunción a obreros	525	0	0	0	0	0	525
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	9.688	0	0	0	0	0	9.688
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.740.419	0	0	0	0	0	1.740.419
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	47.601.279	0	0	0	0	0	47.601.279
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	167.188	0	0	0	0	0	167.188
401	07	33	00	Asistencia socio-económica al personal contratado	43.653.948	0	0	0	0	0	43.653.948
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	174.129	0	0	0	0	0	174.129
401	07	97	00	Otras subvenciones a obreros	10.000	0	0	0	0	0	10.000
401	08	00	00	Prestaciones sociales e indemnizaciones	16.901.590	0	0	0	0	0	16.901.590
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.588.316	0	0	0	0	0	6.588.316
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	6.326.748	0	0	0	0	0	6.326.748
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.505.627	0	0	0	0	0	3.505.627
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	480.899	0	0	0	0	0	480.899
401	96	00	00	Otros gastos del personal empleado	225.000	0	0	0	0	0	225.000
401	96	01	00	Otros gastos del personal empleado	225.000	0	0	0	0	0	225.000
401	97	00	00	Otros gastos del personal obrero	198.000	0	0	0	0	0	198.000
401	97	01	00	Otros gastos del personal obrero	198.000	0	0	0	0	0	198.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.119.016**	**0**	**0**	**0**	**0**	**0**	**1.119.016**
403	10	00	00	Servicios profesionales y técnicos	485.137	0	0	0	0	0	485.137
403	10	07	00	Servicios de capacitación y adiestramiento	485.137	0	0	0	0	0	485.137
403	18	00	00	Impuestos indirectos	126.157	0	0	0	0	0	126.157
403	18	01	00	Impuesto al valor agregado	126.157	0	0	0	0	0	126.157
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	507.722	0	0	0	0	0	507.722
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	507.722	0	0	0	0	0	507.722
				Totales	**335.472.211**	**0**	**0**	**0**	**0**	**0**	**335.472.211**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 340001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**334.353.195**	**0**	**0**	**0**	**0**	**0**	**334.353.195**
401	01	00	00	Sueldos, salarios y otras retribuciones	55.001.043	0	0	0	0	0	55.001.043
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	20.375.619	0	0	0	0	0	20.375.619
401	01	03	00	Suplencias a empleados	75.000	0	0	0	0	0	75.000
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	17.580.886	0	0	0	0	0	17.580.886
401	01	13	00	Suplencias a obreros	1.500	0	0	0	0	0	1.500
401	01	18	00	Remuneraciones al personal contratado	16.209.836	0	0	0	0	0	16.209.836
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	758.202	0	0	0	0	0	758.202
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	19.846.135	0	0	0	0	0	19.846.135
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	10.752.867	0	0	0	0	0	10.752.867
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	9.049.656	0	0	0	0	0	9.049.656
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	43.612	0	0	0	0	0	43.612
401	03	00	00	Primas	30.351.323	0	0	0	0	0	30.351.323
401	03	04	00	Primas por hijos a empleados	5.280.333	0	0	0	0	0	5.280.333
401	03	08	00	Primas de profesionalización a empleados	1.777.205	0	0	0	0	0	1.777.205
401	03	09	00	Primas por antigüedad a empleados	9.647.978	0	0	0	0	0	9.647.978
401	03	17	00	Primas de transporte a obreros	40.932	0	0	0	0	0	40.932
401	03	19	00	Primas por hijos de obreros	4.719.000	0	0	0	0	0	4.719.000
401	03	21	00	Primas por antigüedad a obreros	8.562.970	0	0	0	0	0	8.562.970
401	03	22	00	Primas de profesionalización a obreros	204.235	0	0	0	0	0	204.235
401	03	97	00	Otras primas a empleados	71.500	0	0	0	0	0	71.500
401	03	98	00	Otras primas a obreros	47.170	0	0	0	0	0	47.170
401	04	00	00	Complementos de sueldos y salarios	45.572.418	0	0	0	0	0	45.572.418
401	04	06	00	Complemento a empleados por comisión de servicios	60.000	0	0	0	0	0	60.000
401	04	08	00	Bono compensatorio de alimentación a empleados	16.067.460	0	0	0	0	0	16.067.460
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	763.190	0	0	0	0	0	763.190
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	310.858	0	0	0	0	0	310.858
401	04	17	00	Complemento a obreros por gastos de transporte	594.518	0	0	0	0	0	594.518

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 340001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	14.491.224	0	0	0	0	0	14.491.224
401	04	20	00	Complemento a obreros por días feriados	855.659	0	0	0	0	0	855.659
401	04	26	00	Bono compensatorio de alimentación al personal contratado	7.845.480	0	0	0	0	0	7.845.480
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	800	0	0	0	0	0	800
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	697.680	0	0	0	0	0	697.680
401	04	52	00	Bono compensatorio de transporte al personal de alto nivel y de dirección	30.000	0	0	0	0	0	30.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	716.088	0	0	0	0	0	716.088
401	04	96	00	Otros complementos a empleados	2.110.109	0	0	0	0	0	2.110.109
401	04	97	00	Otros complementos a obreros	528.612	0	0	0	0	0	528.612
401	04	98	00	Otros complementos al personal contratado	500.740	0	0	0	0	0	500.740
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	13.595.630	0	0	0	0	0	13.595.630
401	05	03	00	Bono vacacional a empleados	6.261.578	0	0	0	0	0	6.261.578
401	05	06	00	Bono vacacional a obreros	4.262.287	0	0	0	0	0	4.262.287
401	05	08	00	Bono vacacional al personal contratado	2.662.561	0	0	0	0	0	2.662.561
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	409.204	0	0	0	0	0	409.204
401	06	00	00	Aportes patronales y legales	7.356.828	0	0	0	0	0	7.356.828
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.953.519	0	0	0	0	0	1.953.519
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	693.859	0	0	0	0	0	693.859
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	309.982	0	0	0	0	0	309.982
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	460.496	0	0	0	0	0	460.496
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.287.916	0	0	0	0	0	1.287.916
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	550.230	0	0	0	0	0	550.230
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	272.439	0	0	0	0	0	272.439
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	361.162	0	0	0	0	0	361.162
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	850.608	0	0	0	0	0	850.608
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	221.899	0	0	0	0	0	221.899
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	144.661	0	0	0	0	0	144.661

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 340001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	52.239	0	0	0	0	0	52.239
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	34.826	0	0	0	0	0	34.826
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	14.547	0	0	0	0	0	14.547
401	06	95	00	Otros aportes legales por personal contratado	148.445	0	0	0	0	0	148.445
401	07	00	00	Asistencia socio-económica	145.305.228	0	0	0	0	0	145.305.228
401	07	01	00	Capacitación y adiestramiento a empleados	62.500	0	0	0	0	0	62.500
401	07	02	00	Becas a empleados	1.350.000	0	0	0	0	0	1.350.000
401	07	03	00	Ayudas por matrimonio a empleados	500	0	0	0	0	0	500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	700	0	0	0	0	0	700
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	2.080.335	0	0	0	0	0	2.080.335
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	47.259.190	0	0	0	0	0	47.259.190
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	130.035	0	0	0	0	0	130.035
401	07	17	00	Capacitación y adiestramiento a obreros	54.492	0	0	0	0	0	54.492
401	07	18	00	Becas a obreros	1.008.600	0	0	0	0	0	1.008.600
401	07	19	00	Ayudas por matrimonio de obreros	200	0	0	0	0	0	200
401	07	20	00	Ayudas por nacimiento de hijos de obreros	1.500	0	0	0	0	0	1.500
401	07	21	00	Ayudas por defunción a obreros	525	0	0	0	0	0	525
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	9.688	0	0	0	0	0	9.688
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	1.740.419	0	0	0	0	0	1.740.419
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	47.601.279	0	0	0	0	0	47.601.279
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	167.188	0	0	0	0	0	167.188
401	07	33	00	Asistencia socio-económica al personal contratado	43.653.948	0	0	0	0	0	43.653.948
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	174.129	0	0	0	0	0	174.129
401	07	97	00	Otras subvenciones a obreros	10.000	0	0	0	0	0	10.000
401	08	00	00	Prestaciones sociales e indemnizaciones	16.901.590	0	0	0	0	0	16.901.590
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	6.588.316	0	0	0	0	0	6.588.316
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	6.326.748	0	0	0	0	0	6.326.748

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 340001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.505.627	0	0	0	0	0	3.505.627
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	480.899	0	0	0	0	0	480.899
401	96	00	00	Otros gastos del personal empleado	225.000	0	0	0	0	0	225.000
401	96	01	00	Otros gastos del personal empleado	225.000	0	0	0	0	0	225.000
401	97	00	00	Otros gastos del personal obrero	198.000	0	0	0	0	0	198.000
401	97	01	00	Otros gastos del personal obrero	198.000	0	0	0	0	0	198.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.119.016**	**0**	**0**	**0**	**0**	**0**	**1.119.016**
403	10	00	00	Servicios profesionales y técnicos	485.137	0	0	0	0	0	485.137
403	10	07	00	Servicios de capacitación y adiestramiento	485.137	0	0	0	0	0	485.137
403	18	00	00	Impuestos indirectos	126.157	0	0	0	0	0	126.157
403	18	01	00	Impuesto al valor agregado	126.157	0	0	0	0	0	126.157
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	507.722	0	0	0	0	0	507.722
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	507.722	0	0	0	0	0	507.722
				Totales	**335.472.211**	**0**	**0**	**0**	**0**	**0**	**335.472.211**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.130.853**	**0**	**0**	**0**	**0**	**0**	**10.130.853**
402	01	00	00	Productos alimenticios y agropecuarios	2.528.595	0	0	0	0	0	2.528.595
402	01	01	00	Alimentos y bebidas para personas	2.527.725	0	0	0	0	0	2.527.725
402	01	03	00	Productos agrícolas y pecuarios	870	0	0	0	0	0	870
402	02	00	00	Productos de minas, canteras y yacimientos	50.000	0	0	0	0	0	50.000
402	02	05	00	Piedra, arcilla, arena y tierra	50.000	0	0	0	0	0	50.000
402	03	00	00	Textiles y vestuarios	334.592	0	0	0	0	0	334.592
402	03	01	00	Textiles	204.472	0	0	0	0	0	204.472
402	03	02	00	Prendas de vestir	120.120	0	0	0	0	0	120.120
402	03	03	00	Calzados	10.000	0	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	284.513	0	0	0	0	0	284.513
402	04	01	00	Cueros y pieles	5.000	0	0	0	0	0	5.000
402	04	03	00	Cauchos y tripas para vehículos	279.513	0	0	0	0	0	279.513
402	05	00	00	Productos de papel, cartón e impresos	1.325.024	0	0	0	0	0	1.325.024
402	05	01	00	Pulpa de madera, papel y cartón	267.225	0	0	0	0	0	267.225
402	05	02	00	Envases y cajas de papel y cartón	81.514	0	0	0	0	0	81.514
402	05	03	00	Productos de papel y cartón para oficina	641.642	0	0	0	0	0	641.642
402	05	04	00	Libros, revistas y periódicos	209.445	0	0	0	0	0	209.445
402	05	05	00	Material de enseñanza	5.000	0	0	0	0	0	5.000
402	05	06	00	Productos de papel y cartón para computación	45.387	0	0	0	0	0	45.387
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	74.811	0	0	0	0	0	74.811
402	06	00	00	Productos químicos y derivados	1.827.659	0	0	0	0	0	1.827.659
402	06	01	00	Sustancias químicas y de uso industrial	11.400	0	0	0	0	0	11.400
402	06	02	00	Abonos, plaguicidas y otros	3.892	0	0	0	0	0	3.892
402	06	03	00	Tintas, pinturas y colorantes	411.338	0	0	0	0	0	411.338
402	06	04	00	Productos farmacéuticos y medicamentos	769.688	0	0	0	0	0	769.688
402	06	05	00	Productos de tocador	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	102.781	0	0	0	0	0	102.781
402	06	08	00	Productos plásticos	243.385	0	0	0	0	0	243.385
402	06	99	00	Otros productos de la industria química y conexos	275.175	0	0	0	0	0	275.175
402	07	00	00	Productos minerales no metálicos	105.274	0	0	0	0	0	105.274
402	07	01	00	Productos de barro, loza y porcelana	5.600	0	0	0	0	0	5.600
402	07	02	00	Vidrios y productos de vidrio	9.074	0	0	0	0	0	9.074

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	03	00	Productos de arcilla para construcción	40.000	0	0	0	0	0	40.000
402	07	04	00	Cemento, cal y yeso	30.600	0	0	0	0	0	30.600
402	07	99	00	Otros productos minerales no metálicos	20.000	0	0	0	0	0	20.000
402	08	00	00	Productos metálicos	697.634	0	0	0	0	0	697.634
402	08	01	00	Productos primarios de hierro y acero	61.700	0	0	0	0	0	61.700
402	08	02	00	Productos de metales no ferrosos	10.000	0	0	0	0	0	10.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	202.712	0	0	0	0	0	202.712
402	08	04	00	Productos metálicos estructurales	5.080	0	0	0	0	0	5.080
402	08	07	00	Material de señalamiento	5.000	0	0	0	0	0	5.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	325.953	0	0	0	0	0	325.953
402	08	10	00	Repuestos y accesorios para otros equipos	77.189	0	0	0	0	0	77.189
402	08	99	00	Otros productos metálicos	10.000	0	0	0	0	0	10.000
402	09	00	00	Productos de madera	120.040	0	0	0	0	0	120.040
402	09	01	00	Productos primarios de madera	100.000	0	0	0	0	0	100.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	10.040	0	0	0	0	0	10.040
402	09	99	00	Otros productos de madera	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	2.814.394	0	0	0	0	0	2.814.394
402	10	01	00	Artículos de deporte, recreación y juguetes	77.167	0	0	0	0	0	77.167
402	10	02	00	Materiales y útiles de limpieza y aseo	448.303	0	0	0	0	0	448.303
402	10	03	00	Utensilios de cocina y comedor	10.000	0	0	0	0	0	10.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	130.000	0	0	0	0	0	130.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	239.255	0	0	0	0	0	239.255
402	10	06	00	Condecoraciones, ofrendas y similares	15.976	0	0	0	0	0	15.976
402	10	07	00	Productos de seguridad en el trabajo	30.000	0	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	1.487.960	0	0	0	0	0	1.487.960
402	10	09	00	Especies timbradas y valores	6.324	0	0	0	0	0	6.324
402	10	10	00	Útiles religiosos	5.000	0	0	0	0	0	5.000
402	10	11	00	Materiales eléctricos	180.329	0	0	0	0	0	180.329
402	10	12	00	Materiales para instalaciones sanitarias	127.879	0	0	0	0	0	127.879
402	10	13	00	Materiales fotográficos	25.372	0	0	0	0	0	25.372
402	10	99	00	Otros productos y útiles diversos	30.829	0	0	0	0	0	30.829
402	99	00	00	Otros materiales y suministros	43.128	0	0	0	0	0	43.128
402	99	01	00	Otros materiales y suministros	43.128	0	0	0	0	0	43.128

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**27.742.322**	**0**	**0**	**0**	**0**	**0**	**27.742.322**
403	01	00	00	Alquileres de inmuebles	205.000	0	0	0	0	0	205.000
403	01	01	00	Alquileres de edificios y locales	200.000	0	0	0	0	0	200.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	5.000	0	0	0	0	0	5.000
403	02	00	00	Alquileres de maquinaria y equipos	385.626	0	0	0	0	0	385.626
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	365.126	0	0	0	0	0	365.126
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	12.000	0	0	0	0	0	12.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	1.000	0	0	0	0	0	1.000
403	02	99	00	Alquileres de otras maquinaria y equipos	7.500	0	0	0	0	0	7.500
403	03	00	00	Derechos sobre bienes intangibles	50.000	0	0	0	0	0	50.000
403	03	03	00	Paquetes y programas de computación	50.000	0	0	0	0	0	50.000
403	04	00	00	Servicios básicos	3.814.000	0	0	0	0	0	3.814.000
403	04	01	00	Electricidad	1.000.000	0	0	0	0	0	1.000.000
403	04	02	00	Gas	4.000	0	0	0	0	0	4.000
403	04	03	00	Agua	600.000	0	0	0	0	0	600.000
403	04	04	00	Teléfonos	2.000.000	0	0	0	0	0	2.000.000
403	04	05	00	Servicio de comunicaciones	50.000	0	0	0	0	0	50.000
403	04	06	00	Servicio de aseo urbano y domiciliario	80.000	0	0	0	0	0	80.000
403	04	07	00	Servicio de condominio	80.000	0	0	0	0	0	80.000
403	06	00	00	Servicios de transporte y almacenaje	119.539	0	0	0	0	0	119.539
403	06	01	00	Fletes y embalajes	68.067	0	0	0	0	0	68.067
403	06	03	00	Estacionamiento	5.571	0	0	0	0	0	5.571
403	06	04	00	Peaje	462	0	0	0	0	0	462
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	45.439	0	0	0	0	0	45.439
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.134.233	0	0	0	0	0	9.134.233
403	07	01	00	Publicidad y propaganda	5.267.000	0	0	0	0	0	5.267.000
403	07	02	00	Imprenta y reproducción	1.355.848	0	0	0	0	0	1.355.848
403	07	03	00	Relaciones sociales	1.004.489	0	0	0	0	0	1.004.489
403	07	04	00	Avisos	1.506.896	0	0	0	0	0	1.506.896
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.620.714	0	0	0	0	0	1.620.714
403	08	01	00	Primas y gastos de seguros	1.600.000	0	0	0	0	0	1.600.000
403	08	02	00	Comisiones y gastos bancarios	19.964	0	0	0	0	0	19.964
403	08	03	00	Comisiones y gastos de adquisición de seguros	750	0	0	0	0	0	750

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	2.889.892	0	0	0	0	0	2.889.892
403	09	01	00	Viáticos y pasajes dentro del país	2.672.135	0	0	0	0	0	2.672.135
403	09	02	00	Viáticos y pasajes fuera del país	200.000	0	0	0	0	0	200.000
403	09	03	00	Asignación por kilómetros recorridos	17.757	0	0	0	0	0	17.757
403	10	00	00	Servicios profesionales y técnicos	561.436	0	0	0	0	0	561.436
403	10	03	00	Servicios de procesamiento de datos	50.000	0	0	0	0	0	50.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	5.000	0	0	0	0	0	5.000
403	10	09	00	Servicios de lavandería y tintorería	5.000	0	0	0	0	0	5.000
403	10	11	00	Servicios para la elaboración y suministro de comida	5.000	0	0	0	0	0	5.000
403	10	99	00	Otros servicios profesionales y técnicos	496.436	0	0	0	0	0	496.436
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.690.045	0	0	0	0	0	3.690.045
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.788.512	0	0	0	0	0	1.788.512
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	30.589	0	0	0	0	0	30.589
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	125.000	0	0	0	0	0	125.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	15.000	0	0	0	0	0	15.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.690.987	0	0	0	0	0	1.690.987
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	39.957	0	0	0	0	0	39.957
403	12	00	00	Conservación y reparaciones menores de obras	684.556	0	0	0	0	0	684.556
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	684.556	0	0	0	0	0	684.556
403	15	00	00	Servicios fiscales	20.000	0	0	0	0	0	20.000
403	15	02	00	Tasas y otros derechos obligatorios	10.000	0	0	0	0	0	10.000
403	15	99	00	Otros servicios fiscales	10.000	0	0	0	0	0	10.000
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	221.000	0	0	0	0	0	221.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	221.000	0	0	0	0	0	221.000
403	18	00	00	Impuestos indirectos	4.332.151	0	0	0	0	0	4.332.151
403	18	01	00	Impuesto al valor agregado	4.332.151	0	0	0	0	0	4.332.151
403	99	00	00	Otros servicios no personales	14.130	0	0	0	0	0	14.130
403	99	01	00	Otros servicios no personales	14.130	0	0	0	0	0	14.130
404	**00**	**00**	**00**	**Activos reales**	**3.978.783**	**0**	**0**	**0**	**0**	**0**	**3.978.783**
404	01	00	00	Repuestos y reparaciones mayores	1.110.000	0	0	0	0	0	1.110.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.110.000	0	0	0	0	0	1.110.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	800.000	0	0	0	0	0	800.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	569.000	0	0	0	0	0	569.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	25.000	0	0	0	0	0	25.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	25.000	0	0	0	0	0	25.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	25.000	0	0	0	0	0	25.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	404.000	0	0	0	0	0	404.000
404	03	05	00	Maquinaria y equipos industriales y de taller	10.000	0	0	0	0	0	10.000
404	03	06	00	Maquinaria y equipos de energía	70.000	0	0	0	0	0	70.000
404	03	07	00	Maquinaria y equipos de riego y acueductos	10.000	0	0	0	0	0	10.000
404	04	00	00	Equipos de transporte, tracción y elevación	680.000	0	0	0	0	0	680.000
404	04	01	00	Vehículos automotores terrestres	600.000	0	0	0	0	0	600.000
404	04	03	00	Equipos marítimos de transporte	50.000	0	0	0	0	0	50.000
404	04	05	00	Vehículos de tracción no motorizados	30.000	0	0	0	0	0	30.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	192.150	0	0	0	0	0	192.150
404	05	01	00	Equipos de telecomunicaciones	192.150	0	0	0	0	0	192.150
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	150.000	0	0	0	0	0	150.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	150.000	0	0	0	0	0	150.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	85.804	0	0	0	0	0	85.804
404	07	01	00	Equipos científicos y de laboratorio	30.000	0	0	0	0	0	30.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	30.000	0	0	0	0	0	30.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	15.804	0	0	0	0	0	15.804
404	07	06	00	Instrumentos musicales y equipos de audio	10.000	0	0	0	0	0	10.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	10.000	0	0	0	0	0	10.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	10.000	0	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.071.830	0	0	0	0	0	1.071.830
404	09	01	00	Mobiliario y equipos de oficina	318.800	0	0	0	0	0	318.800
404	09	02	00	Equipos de computación	665.750	0	0	0	0	0	665.750
404	09	03	00	Mobiliario y equipos de alojamiento	67.280	0	0	0	0	0	67.280
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	12	00	00	Activos intangibles	100.000	0	0	0	0	0	100.000
404	12	04	00	Paquetes y programas de computación	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	00	00	Otros activos reales	9.999	0	0	0	0	0	9.999
404	99	01	00	Otros activos reales	9.999	0	0	0	0	0	9.999
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.168.466.978**	**0**	**0**	**0**	**0**	**0**	**1.168.466.978**
407	01	00	00	Transferencias y donaciones corrientes internas	1.168.466.978	0	0	0	0	0	1.168.466.978
407	01	02	00	Donaciones corrientes internas al sector privado	846.197	0	0	0	0	0	846.197
407	01	02	01	Donaciones corrientes a personas	846.197	0	0	0	0	0	846.197
407	01	03	00	Transferencias corrientes internas al sector público	1.167.620.781	0	0	0	0	0	1.167.620.781
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	913.264.450	0	0	0	0	0	913.264.450
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	156.772.838	0	0	0	0	0	156.772.838
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	97.583.493	0	0	0	0	0	97.583.493
411	**00**	**00**	**00**	**Disminución de pasivos**	**9.506.662**	**0**	**0**	**0**	**0**	**0**	**9.506.662**
411	11	00	00	Obligaciones de ejercicios anteriores	9.506.662	0	0	0	0	0	9.506.662
411	11	04	00	Compromisos pendientes de ejercicios anteriores	5.731.414	0	0	0	0	0	5.731.414
411	11	05	00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	3.775.248	0	0	0	0	0	3.775.248
				Totales	**1.219.825.598**	**0**	**0**	**0**	**0**	**0**	**1.219.825.598**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.167.620.781**	**0**	**0**	**0**	**0**	**0**	**1.167.620.781**
407	01	00	00	Transferencias y donaciones corrientes internas	1.167.620.781	0	0	0	0	0	1.167.620.781
407	01	03	00	Transferencias corrientes internas al sector público	1.167.620.781	0	0	0	0	0	1.167.620.781
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	913.264.450	0	0	0	0	0	913.264.450
				- A0022 Instituto Nacional de Investigaciones Agrícolas (INIA)	230.385.291	0	0	0	0	0	230.385.291
				- A0204 Oficina Coordinadora de los Servicios Agropecuarios del Ministerio de la Defensa (O.C.S.A.)	1.800.000	0	0	0	0	0	1.800.000
				- A0226 Academia de Ciencias Agrícolas de Venezuela (ACAV)	4.700.000	0	0	0	0	0	4.700.000
				- A0426 Fundación Tierra Fértil	13.758.698	0	0	0	0	0	13.758.698
				- A0465 Fundación de Capacitación e Innovación para Apoyar la Revolución Agraria (CIARA)	72.000.000	0	0	0	0	0	72.000.000
				- A0844 Instituto Socialista de la Pesca y Acuicultura (INSOPESCA)	211.819.648	0	0	0	0	0	211.819.648
				- A0933 Instituto Nacional de Desarrollo Rural (INDER)	103.323.699	0	0	0	0	0	103.323.699
				- A0935 Instituto Nacional de Tierras (INTI)	209.081.246	0	0	0	0	0	209.081.246
				- A1330 Instituto Nacional de Salud Agrícola Integral (INSAI)	66.395.868	0	0	0	0	0	66.395.868
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	156.772.838	0	0	0	0	0	156.772.838
				- A0694 CVG Productos Forestales de Oriente, C.A. (CVG-PROFORCA)	26.787.625	0	0	0	0	0	26.787.625
				- A0820 Empresa Regional Sistema Hidráulico Planicie de Maracaibo (PLANIMARA)	18.329.440	0	0	0	0	0	18.329.440
				- A1545 Corporación Venezolana de Alimentos, S.A. (CVAL, S.A.)	111.655.773	0	0	0	0	0	111.655.773
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	97.583.493	0	0	0	0	0	97.583.493
				- A1302 Fondo para el Desarrollo Agrario Socialista (FONDAS)	97.583.493	0	0	0	0	0	97.583.493
				Totales	**1.167.620.781**	**0**	**0**	**0**	**0**	**0**	**1.167.620.781**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 340002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.130.853**	**0**	**0**	**0**	**0**	**0**	**10.130.853**
402	01	00	00	Productos alimenticios y agropecuarios	2.528.595	0	0	0	0	0	2.528.595
402	01	01	00	Alimentos y bebidas para personas	2.527.725	0	0	0	0	0	2.527.725
402	01	03	00	Productos agrícolas y pecuarios	870	0	0	0	0	0	870
402	02	00	00	Productos de minas, canteras y yacimientos	50.000	0	0	0	0	0	50.000
402	02	05	00	Piedra, arcilla, arena y tierra	50.000	0	0	0	0	0	50.000
402	03	00	00	Textiles y vestuarios	334.592	0	0	0	0	0	334.592
402	03	01	00	Textiles	204.472	0	0	0	0	0	204.472
402	03	02	00	Prendas de vestir	120.120	0	0	0	0	0	120.120
402	03	03	00	Calzados	10.000	0	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	284.513	0	0	0	0	0	284.513
402	04	01	00	Cueros y pieles	5.000	0	0	0	0	0	5.000
402	04	03	00	Cauchos y tripas para vehículos	279.513	0	0	0	0	0	279.513
402	05	00	00	Productos de papel, cartón e impresos	1.325.024	0	0	0	0	0	1.325.024
402	05	01	00	Pulpa de madera, papel y cartón	267.225	0	0	0	0	0	267.225
402	05	02	00	Envases y cajas de papel y cartón	81.514	0	0	0	0	0	81.514
402	05	03	00	Productos de papel y cartón para oficina	641.642	0	0	0	0	0	641.642
402	05	04	00	Libros, revistas y periódicos	209.445	0	0	0	0	0	209.445
402	05	05	00	Material de enseñanza	5.000	0	0	0	0	0	5.000
402	05	06	00	Productos de papel y cartón para computación	45.387	0	0	0	0	0	45.387
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	74.811	0	0	0	0	0	74.811
402	06	00	00	Productos químicos y derivados	1.827.659	0	0	0	0	0	1.827.659
402	06	01	00	Sustancias químicas y de uso industrial	11.400	0	0	0	0	0	11.400
402	06	02	00	Abonos, plaguicidas y otros	3.892	0	0	0	0	0	3.892
402	06	03	00	Tintas, pinturas y colorantes	411.338	0	0	0	0	0	411.338
402	06	04	00	Productos farmacéuticos y medicamentos	769.688	0	0	0	0	0	769.688
402	06	05	00	Productos de tocador	10.000	0	0	0	0	0	10.000
402	06	06	00	Combustibles y lubricantes	102.781	0	0	0	0	0	102.781

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 340002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	243.385	0	0	0	0	0	243.385
402	06	99	00	Otros productos de la industria química y conexos	275.175	0	0	0	0	0	275.175
402	07	00	00	Productos minerales no metálicos	105.274	0	0	0	0	0	105.274
402	07	01	00	Productos de barro, loza y porcelana	5.600	0	0	0	0	0	5.600
402	07	02	00	Vidrios y productos de vidrio	9.074	0	0	0	0	0	9.074
402	07	03	00	Productos de arcilla para construcción	40.000	0	0	0	0	0	40.000
402	07	04	00	Cemento, cal y yeso	30.600	0	0	0	0	0	30.600
402	07	99	00	Otros productos minerales no metálicos	20.000	0	0	0	0	0	20.000
402	08	00	00	Productos metálicos	697.634	0	0	0	0	0	697.634
402	08	01	00	Productos primarios de hierro y acero	61.700	0	0	0	0	0	61.700
402	08	02	00	Productos de metales no ferrosos	10.000	0	0	0	0	0	10.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	202.712	0	0	0	0	0	202.712
402	08	04	00	Productos metálicos estructurales	5.080	0	0	0	0	0	5.080
402	08	07	00	Material de señalamiento	5.000	0	0	0	0	0	5.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	325.953	0	0	0	0	0	325.953
402	08	10	00	Repuestos y accesorios para otros equipos	77.189	0	0	0	0	0	77.189
402	08	99	00	Otros productos metálicos	10.000	0	0	0	0	0	10.000
402	09	00	00	Productos de madera	120.040	0	0	0	0	0	120.040
402	09	01	00	Productos primarios de madera	100.000	0	0	0	0	0	100.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	10.040	0	0	0	0	0	10.040
402	09	99	00	Otros productos de madera	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	2.814.394	0	0	0	0	0	2.814.394
402	10	01	00	Artículos de deporte, recreación y juguetes	77.167	0	0	0	0	0	77.167
402	10	02	00	Materiales y útiles de limpieza y aseo	448.303	0	0	0	0	0	448.303
402	10	03	00	Utensilios de cocina y comedor	10.000	0	0	0	0	0	10.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	130.000	0	0	0	0	0	130.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	239.255	0	0	0	0	0	239.255
402	10	06	00	Condecoraciones, ofrendas y similares	15.976	0	0	0	0	0	15.976

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 340002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	30.000	0	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	1.487.960	0	0	0	0	0	1.487.960
402	10	09	00	Especies timbradas y valores	6.324	0	0	0	0	0	6.324
402	10	10	00	Útiles religiosos	5.000	0	0	0	0	0	5.000
402	10	11	00	Materiales eléctricos	180.329	0	0	0	0	0	180.329
402	10	12	00	Materiales para instalaciones sanitarias	127.879	0	0	0	0	0	127.879
402	10	13	00	Materiales fotográficos	25.372	0	0	0	0	0	25.372
402	10	99	00	Otros productos y útiles diversos	30.829	0	0	0	0	0	30.829
402	99	00	00	Otros materiales y suministros	43.128	0	0	0	0	0	43.128
402	99	01	00	Otros materiales y suministros	43.128	0	0	0	0	0	43.128
403	**00**	**00**	**00**	**Servicios no personales**	**27.742.322**	**0**	**0**	**0**	**0**	**0**	**27.742.322**
403	01	00	00	Alquileres de inmuebles	205.000	0	0	0	0	0	205.000
403	01	01	00	Alquileres de edificios y locales	200.000	0	0	0	0	0	200.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	5.000	0	0	0	0	0	5.000
403	02	00	00	Alquileres de maquinaria y equipos	385.626	0	0	0	0	0	385.626
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	365.126	0	0	0	0	0	365.126
403	02	03	00	Alquileres de equipos de comunicaciones y de señalamiento	12.000	0	0	0	0	0	12.000
403	02	06	00	Alquileres de máquinas, muebles y demás equipos de oficina y alojamiento	1.000	0	0	0	0	0	1.000
403	02	99	00	Alquileres de otras maquinaria y equipos	7.500	0	0	0	0	0	7.500
403	03	00	00	Derechos sobre bienes intangibles	50.000	0	0	0	0	0	50.000
403	03	03	00	Paquetes y programas de computación	50.000	0	0	0	0	0	50.000
403	04	00	00	Servicios básicos	3.814.000	0	0	0	0	0	3.814.000
403	04	01	00	Electricidad	1.000.000	0	0	0	0	0	1.000.000
403	04	02	00	Gas	4.000	0	0	0	0	0	4.000
403	04	03	00	Agua	600.000	0	0	0	0	0	600.000
403	04	04	00	Teléfonos	2.000.000	0	0	0	0	0	2.000.000
403	04	05	00	Servicio de comunicaciones	50.000	0	0	0	0	0	50.000
403	04	06	00	Servicio de aseo urbano y domiciliario	80.000	0	0	0	0	0	80.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 340002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	07	00	Servicio de condominio	80.000	0	0	0	0	0	80.000
403	06	00	00	Servicios de transporte y almacenaje	119.539	0	0	0	0	0	119.539
403	06	01	00	Fletes y embalajes	68.067	0	0	0	0	0	68.067
403	06	03	00	Estacionamiento	5.571	0	0	0	0	0	5.571
403	06	04	00	Peaje	462	0	0	0	0	0	462
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	45.439	0	0	0	0	0	45.439
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.134.233	0	0	0	0	0	9.134.233
403	07	01	00	Publicidad y propaganda	5.267.000	0	0	0	0	0	5.267.000
403	07	02	00	Imprenta y reproducción	1.355.848	0	0	0	0	0	1.355.848
403	07	03	00	Relaciones sociales	1.004.489	0	0	0	0	0	1.004.489
403	07	04	00	Avisos	1.506.896	0	0	0	0	0	1.506.896
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.620.714	0	0	0	0	0	1.620.714
403	08	01	00	Primas y gastos de seguros	1.600.000	0	0	0	0	0	1.600.000
403	08	02	00	Comisiones y gastos bancarios	19.964	0	0	0	0	0	19.964
403	08	03	00	Comisiones y gastos de adquisición de seguros	750	0	0	0	0	0	750
403	09	00	00	Viáticos y pasajes	2.889.892	0	0	0	0	0	2.889.892
403	09	01	00	Viáticos y pasajes dentro del país	2.672.135	0	0	0	0	0	2.672.135
403	09	02	00	Viáticos y pasajes fuera del país	200.000	0	0	0	0	0	200.000
403	09	03	00	Asignación por kilómetros recorridos	17.757	0	0	0	0	0	17.757
403	10	00	00	Servicios profesionales y técnicos	561.436	0	0	0	0	0	561.436
403	10	03	00	Servicios de procesamiento de datos	50.000	0	0	0	0	0	50.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	5.000	0	0	0	0	0	5.000
403	10	09	00	Servicios de lavandería y tintorería	5.000	0	0	0	0	0	5.000
403	10	11	00	Servicios para la elaboración y suministro de comida	5.000	0	0	0	0	0	5.000
403	10	99	00	Otros servicios profesionales y técnicos	496.436	0	0	0	0	0	496.436
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	3.690.045	0	0	0	0	0	3.690.045
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.788.512	0	0	0	0	0	1.788.512
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	30.589	0	0	0	0	0	30.589

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 340002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	125.000	0	0	0	0	0	125.000
403	11	05	00	Conservación y reparaciones menores de equipos científicos, religiosos, de enseñanza y recreación	15.000	0	0	0	0	0	15.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.690.987	0	0	0	0	0	1.690.987
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	39.957	0	0	0	0	0	39.957
403	12	00	00	Conservación y reparaciones menores de obras	684.556	0	0	0	0	0	684.556
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	684.556	0	0	0	0	0	684.556
403	15	00	00	Servicios fiscales	20.000	0	0	0	0	0	20.000
403	15	02	00	Tasas y otros derechos obligatorios	10.000	0	0	0	0	0	10.000
403	15	99	00	Otros servicios fiscales	10.000	0	0	0	0	0	10.000
403	17	00	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	221.000	0	0	0	0	0	221.000
403	17	01	00	Servicios de gestión administrativa prestados por organismos de asistencia técnica	221.000	0	0	0	0	0	221.000
403	18	00	00	Impuestos indirectos	4.332.151	0	0	0	0	0	4.332.151
403	18	01	00	Impuesto al valor agregado	4.332.151	0	0	0	0	0	4.332.151
403	99	00	00	Otros servicios no personales	14.130	0	0	0	0	0	14.130
403	99	01	00	Otros servicios no personales	14.130	0	0	0	0	0	14.130
404	**00**	**00**	**00**	**Activos reales**	**3.978.783**	**0**	**0**	**0**	**0**	**0**	**3.978.783**
404	01	00	00	Repuestos y reparaciones mayores	1.110.000	0	0	0	0	0	1.110.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.110.000	0	0	0	0	0	1.110.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	800.000	0	0	0	0	0	800.000
404	01	02	03	Reparaciones mayores de equipos de comunicaciones y de señalamiento	10.000	0	0	0	0	0	10.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	569.000	0	0	0	0	0	569.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	25.000	0	0	0	0	0	25.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	25.000	0	0	0	0	0	25.000
404	03	03	00	Maquinaria y equipos agrícolas y pecuarios	25.000	0	0	0	0	0	25.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	404.000	0	0	0	0	0	404.000
404	03	05	00	Maquinaria y equipos industriales y de taller	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 340002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	06	00	Maquinaria y equipos de energía	70.000	0	0	0	0	0	70.000
404	03	07	00	Maquinaria y equipos de riego y acueductos	10.000	0	0	0	0	0	10.000
404	04	00	00	Equipos de transporte, tracción y elevación	680.000	0	0	0	0	0	680.000
404	04	01	00	Vehículos automotores terrestres	600.000	0	0	0	0	0	600.000
404	04	03	00	Equipos marítimos de transporte	50.000	0	0	0	0	0	50.000
404	04	05	00	Vehículos de tracción no motorizados	30.000	0	0	0	0	0	30.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	192.150	0	0	0	0	0	192.150
404	05	01	00	Equipos de telecomunicaciones	192.150	0	0	0	0	0	192.150
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	150.000	0	0	0	0	0	150.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	150.000	0	0	0	0	0	150.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	85.804	0	0	0	0	0	85.804
404	07	01	00	Equipos científicos y de laboratorio	30.000	0	0	0	0	0	30.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	30.000	0	0	0	0	0	30.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	15.804	0	0	0	0	0	15.804
404	07	06	00	Instrumentos musicales y equipos de audio	10.000	0	0	0	0	0	10.000
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	10.000	0	0	0	0	0	10.000
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	10.000	0	0	0	0	0	10.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.071.830	0	0	0	0	0	1.071.830
404	09	01	00	Mobiliario y equipos de oficina	318.800	0	0	0	0	0	318.800
404	09	02	00	Equipos de computación	665.750	0	0	0	0	0	665.750
404	09	03	00	Mobiliario y equipos de alojamiento	67.280	0	0	0	0	0	67.280
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	12	00	00	Activos intangibles	100.000	0	0	0	0	0	100.000
404	12	04	00	Paquetes y programas de computación	100.000	0	0	0	0	0	100.000
404	99	00	00	Otros activos reales	9.999	0	0	0	0	0	9.999
404	99	01	00	Otros activos reales	9.999	0	0	0	0	0	9.999
411	**00**	**00**	**00**	**Disminución de pasivos**	**9.506.662**	**0**	**0**	**0**	**0**	**0**	**9.506.662**
411	11	00	00	Obligaciones de ejercicios anteriores	9.506.662	0	0	0	0	0	9.506.662

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 340002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
411	11	04	00	Compromisos pendientes de ejercicios anteriores	5.731.414	0	0	0	0	0	5.731.414
411	11	05	00	Prestaciones de antigüedad originadas por la aplicación de la Ley Orgánica del Trabajo	3.775.248	0	0	0	0	0	3.775.248
				Totales	**51.358.620**	**0**	**0**	**0**	**0**	**0**	**51.358.620**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 340002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**846.197**	**0**	**0**	**0**	**0**	**0**	**846.197**
407	01	00	00	Transferencias y donaciones corrientes internas	846.197	0	0	0	0	0	846.197
407	01	02	00	Donaciones corrientes internas al sector privado	846.197	0	0	0	0	0	846.197
407	01	02	01	Donaciones corrientes a personas	846.197	0	0	0	0	0	846.197
				Totales	**846.197**	**0**	**0**	**0**	**0**	**0**	**846.197**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 340002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.167.620.781**	**0**	**0**	**0**	**0**	**0**	**1.167.620.781**
407	01	00	00	Transferencias y donaciones corrientes internas	1.167.620.781	0	0	0	0	0	1.167.620.781
407	01	03	00	Transferencias corrientes internas al sector público	1.167.620.781	0	0	0	0	0	1.167.620.781
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	913.264.450	0	0	0	0	0	913.264.450
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	156.772.838	0	0	0	0	0	156.772.838
407	01	03	09	Transferencias corrientes a entes descentralizados financieros no bancarios	97.583.493	0	0	0	0	0	97.583.493
				Totales	**1.167.620.781**	**0**	**0**	**0**	**0**	**0**	**1.167.620.781**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**203.150.000**	**0**	**0**	**0**	**0**	**0**	**203.150.000**
407	01	00	00	Transferencias y donaciones corrientes internas	203.150.000	0	0	0	0	0	203.150.000
407	01	01	00	Transferencias corrientes internas al sector privado	203.150.000	0	0	0	0	0	203.150.000
407	01	01	01	Pensiones del personal empleado, obrero y militar	23.999.599	0	0	0	0	0	23.999.599
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	58.426.837	0	0	0	0	0	58.426.837
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	306.332	0	0	0	0	0	306.332
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	25.602.450	0	0	0	0	0	25.602.450
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	11.069.640	0	0	0	0	0	11.069.640
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	2.660.574	0	0	0	0	0	2.660.574
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	54.292.287	0	0	0	0	0	54.292.287
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	26.792.281	0	0	0	0	0	26.792.281
				Totales	**203.150.000**	**0**	**0**	**0**	**0**	**0**	**203.150.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 340003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**203.150.000**	**0**	**0**	**0**	**0**	**0**	**203.150.000**
407	01	00	00	Transferencias y donaciones corrientes internas	203.150.000	0	0	0	0	0	203.150.000
407	01	01	00	Transferencias corrientes internas al sector privado	203.150.000	0	0	0	0	0	203.150.000
407	01	01	01	Pensiones del personal empleado, obrero y militar	23.999.599	0	0	0	0	0	23.999.599
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	58.426.837	0	0	0	0	0	58.426.837
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	306.332	0	0	0	0	0	306.332
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	25.602.450	0	0	0	0	0	25.602.450
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	11.069.640	0	0	0	0	0	11.069.640
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	2.660.574	0	0	0	0	0	2.660.574
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	54.292.287	0	0	0	0	0	54.292.287
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	26.792.281	0	0	0	0	0	26.792.281
				Totales	**203.150.000**	**0**	**0**	**0**	**0**	**0**	**203.150.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.818.955**	**0**	**0**	**0**	**0**	**0**	**4.818.955**
402	01	00	00	Productos alimenticios y agropecuarios	3.823.370	0	0	0	0	0	3.823.370
402	01	01	00	Alimentos y bebidas para personas	3.823.370	0	0	0	0	0	3.823.370
402	03	00	00	Textiles y vestuarios	453.600	0	0	0	0	0	453.600
402	03	01	00	Textiles	263.600	0	0	0	0	0	263.600
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	0	100.000
402	03	03	00	Calzados	90.000	0	0	0	0	0	90.000
402	05	00	00	Productos de papel, cartón e impresos	121.200	0	0	0	0	0	121.200
402	05	01	00	Pulpa de madera, papel y cartón	102.980	0	0	0	0	0	102.980
402	05	03	00	Productos de papel y cartón para oficina	13.220	0	0	0	0	0	13.220
402	05	04	00	Libros, revistas y periódicos	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	105.780	0	0	0	0	0	105.780
402	06	04	00	Productos farmacéuticos y medicamentos	100.980	0	0	0	0	0	100.980
402	06	05	00	Productos de tocador	4.800	0	0	0	0	0	4.800
402	10	00	00	Productos varios y útiles diversos	315.005	0	0	0	0	0	315.005
402	10	01	00	Artículos de deporte, recreación y juguetes	216.693	0	0	0	0	0	216.693
402	10	02	00	Materiales y útiles de limpieza y aseo	38.448	0	0	0	0	0	38.448
402	10	03	00	Utensilios de cocina y comedor	54.264	0	0	0	0	0	54.264
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.600	0	0	0	0	0	5.600
403	**00**	**00**	**00**	**Servicios no personales**	**642.857**	**0**	**0**	**0**	**0**	**0**	**642.857**
403	18	00	00	Impuestos indirectos	642.857	0	0	0	0	0	642.857
403	18	01	00	Impuesto al valor agregado	642.857	0	0	0	0	0	642.857
404	**00**	**00**	**00**	**Activos reales**	**538.188**	**0**	**0**	**0**	**0**	**0**	**538.188**
404	05	00	00	Equipos de comunicaciones y de señalamiento	61.158	0	0	0	0	0	61.158
404	05	01	00	Equipos de telecomunicaciones	61.158	0	0	0	0	0	61.158
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	201.210	0	0	0	0	0	201.210
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.212	0	0	0	0	0	1.212
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	199.998	0	0	0	0	0	199.998
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	69.800	0	0	0	0	0	69.800
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	69.800	0	0	0	0	0	69.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	206.020	0	0	0	0	0	206.020
404	09	03	00	Mobiliario y equipos de alojamiento	206.020	0	0	0	0	0	206.020

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**6.000.000**	**0**	**0**	**0**	**0**	**0**	**6.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

ACCIÓN CENTRALIZADA: 340007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS **ACCIÓN CENTRALIZADA:** 340007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 340007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.818.955**	**0**	**0**	**0**	**0**	**0**	**4.818.955**
402	01	00	00	Productos alimenticios y agropecuarios	3.823.370	0	0	0	0	0	3.823.370
402	01	01	00	Alimentos y bebidas para personas	3.823.370	0	0	0	0	0	3.823.370
402	03	00	00	Textiles y vestuarios	453.600	0	0	0	0	0	453.600
402	03	01	00	Textiles	263.600	0	0	0	0	0	263.600
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	0	100.000
402	03	03	00	Calzados	90.000	0	0	0	0	0	90.000
402	05	00	00	Productos de papel, cartón e impresos	121.200	0	0	0	0	0	121.200
402	05	01	00	Pulpa de madera, papel y cartón	102.980	0	0	0	0	0	102.980
402	05	03	00	Productos de papel y cartón para oficina	13.220	0	0	0	0	0	13.220
402	05	04	00	Libros, revistas y periódicos	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	105.780	0	0	0	0	0	105.780
402	06	04	00	Productos farmacéuticos y medicamentos	100.980	0	0	0	0	0	100.980
402	06	05	00	Productos de tocador	4.800	0	0	0	0	0	4.800
402	10	00	00	Productos varios y útiles diversos	315.005	0	0	0	0	0	315.005
402	10	01	00	Artículos de deporte, recreación y juguetes	216.693	0	0	0	0	0	216.693
402	10	02	00	Materiales y útiles de limpieza y aseo	38.448	0	0	0	0	0	38.448
402	10	03	00	Utensilios de cocina y comedor	54.264	0	0	0	0	0	54.264
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.600	0	0	0	0	0	5.600
403	**00**	**00**	**00**	**Servicios no personales**	**642.857**	**0**	**0**	**0**	**0**	**0**	**642.857**
403	18	00	00	Impuestos indirectos	642.857	0	0	0	0	0	642.857
403	18	01	00	Impuesto al valor agregado	642.857	0	0	0	0	0	642.857
404	**00**	**00**	**00**	**Activos reales**	**538.188**	**0**	**0**	**0**	**0**	**0**	**538.188**
404	05	00	00	Equipos de comunicaciones y de señalamiento	61.158	0	0	0	0	0	61.158
404	05	01	00	Equipos de telecomunicaciones	61.158	0	0	0	0	0	61.158
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	201.210	0	0	0	0	0	201.210
404	07	02	00	Equipos de enseñanza, deporte y recreación	1.212	0	0	0	0	0	1.212
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	199.998	0	0	0	0	0	199.998

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA AGRICULTURA Y TIERRAS

ACCIÓN CENTRALIZADA: 340007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 340007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	08	00	00	Equipos y armamentos de orden público, seguridad y defensa	69.800	0	0	0	0	0	69.800
404	08	99	00	Otros equipos y armamentos de orden público, seguridad y defensa nacional	69.800	0	0	0	0	0	69.800
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	206.020	0	0	0	0	0	206.020
404	09	03	00	Mobiliario y equipos de alojamiento	206.020	0	0	0	0	0	206.020
				Totales	**6.000.000**	**0**	**0**	**0**	**0**	**0**	**6.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**200.043.762**	**0**	**0**	**0**	**0**	**0**	**200.043.762**
401	01	00	00	Sueldos, salarios y otras retribuciones	29.071.665	0	0	0	0	0	29.071.665
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	10.449.018	0	0	0	0	0	10.449.018
401	01	03	00	Suplencias a empleados	33.541	0	0	0	0	0	33.541
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.513.916	0	0	0	0	0	2.513.916
401	01	12	00	Salarios a obreros en puestos no permanentes	1.094.097	0	0	0	0	0	1.094.097
401	01	13	00	Suplencias a obreros	30.654	0	0	0	0	0	30.654
401	01	18	00	Remuneraciones al personal contratado	7.380.063	0	0	0	0	0	7.380.063
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.300.967	0	0	0	0	0	1.300.967
401	01	99	00	Otras retribuciones	6.269.409	0	0	0	0	0	6.269.409
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.944.443	0	0	0	0	0	1.944.443
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	1.567.355	0	0	0	0	0	1.567.355
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	377.088	0	0	0	0	0	377.088
401	03	00	00	Primas	36.540.317	0	0	0	0	0	36.540.317
401	03	01	00	Primas por mérito a empleados	17.578.329	0	0	0	0	0	17.578.329
401	03	03	00	Primas por hogar a empleados	1.167.480	0	0	0	0	0	1.167.480
401	03	04	00	Primas por hijos a empleados	384.520	0	0	0	0	0	384.520
401	03	08	00	Primas de profesionalización a empleados	1.025.503	0	0	0	0	0	1.025.503
401	03	09	00	Primas por antigüedad a empleados	148.040	0	0	0	0	0	148.040
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	3.427.200	0	0	0	0	0	3.427.200
401	03	16	00	Primas por mérito a obreros	3.217.060	0	0	0	0	0	3.217.060
401	03	18	00	Primas por hogar a obreros	332.760	0	0	0	0	0	332.760
401	03	19	00	Primas por hijos de obreros	109.599	0	0	0	0	0	109.599
401	03	21	00	Primas por antigüedad a obreros	42.480	0	0	0	0	0	42.480
401	03	22	00	Primas de profesionalización a obreros	107.111	0	0	0	0	0	107.111
401	03	47	00	Primas al personal de alto nivel y de dirección	4.079.033	0	0	0	0	0	4.079.033
401	03	95	00	Otras primas al personal de alto nivel y de dirección	725.030	0	0	0	0	0	725.030
401	03	97	00	Otras primas a empleados	2.612.256	0	0	0	0	0	2.612.256
401	03	98	00	Otras primas a obreros	1.583.916	0	0	0	0	0	1.583.916
401	04	00	00	Complementos de sueldos y salarios	51.699.211	0	0	0	0	0	51.699.211
401	04	06	00	Complemento a empleados por comisión de servicios	2.694.429	0	0	0	0	0	2.694.429

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	08	00	Bono compensatorio de alimentación a empleados	5.663.520	0	0	0	0	0	5.663.520
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	150.000	0	0	0	0	0	150.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	876.556	0	0	0	0	0	876.556
401	04	18	00	Bono compensatorio de alimentación a obreros	1.614.240	0	0	0	0	0	1.614.240
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.900.160	0	0	0	0	0	2.900.160
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	889.200	0	0	0	0	0	889.200
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	3.914.786	0	0	0	0	0	3.914.786
401	04	96	00	Otros complementos a empleados	19.098.163	0	0	0	0	0	19.098.163
401	04	97	00	Otros complementos a obreros	3.114.659	0	0	0	0	0	3.114.659
401	04	98	00	Otros complementos al personal contratado	10.783.498	0	0	0	0	0	10.783.498
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	31.064.040	0	0	0	0	0	31.064.040
401	05	01	00	Aguinaldos a empleados	5.162.081	0	0	0	0	0	5.162.081
401	05	03	00	Bono vacacional a empleados	13.499.170	0	0	0	0	0	13.499.170
401	05	04	00	Aguinaldos a obreros	853.812	0	0	0	0	0	853.812
401	05	06	00	Bono vacacional a obreros	2.561.436	0	0	0	0	0	2.561.436
401	05	07	00	Aguinaldos al personal contratado	1.655.324	0	0	0	0	0	1.655.324
401	05	08	00	Bono vacacional al personal contratado	3.001.894	0	0	0	0	0	3.001.894
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	1.329.708	0	0	0	0	0	1.329.708
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	3.000.615	0	0	0	0	0	3.000.615
401	06	00	00	Aportes patronales y legales	7.370.486	0	0	0	0	0	7.370.486
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.091.604	0	0	0	0	0	2.091.604
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	1.162.006	0	0	0	0	0	1.162.006
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	697.204	0	0	0	0	0	697.204
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	395.085	0	0	0	0	0	395.085
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	464.806	0	0	0	0	0	464.806
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	382.791	0	0	0	0	0	382.791
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	72.305	0	0	0	0	0	72.305
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	85.065	0	0	0	0	0	85.065
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	634.163	0	0	0	0	0	634.163
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	145.478	0	0	0	0	0	145.478

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	485.357	0	0	0	0	0	485.357
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	269.644	0	0	0	0	0	269.644
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	161.783	0	0	0	0	0	161.783
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	107.857	0	0	0	0	0	107.857
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	91.677	0	0	0	0	0	91.677
401	06	95	00	Otros aportes legales por personal contratado	123.661	0	0	0	0	0	123.661
401	07	00	00	Asistencia socio-económica	24.003.005	0	0	0	0	0	24.003.005
401	07	02	00	Becas a empleados	745.200	0	0	0	0	0	745.200
401	07	03	00	Ayudas por matrimonio a empleados	14.706	0	0	0	0	0	14.706
401	07	04	00	Ayudas por nacimiento de hijos a empleados	37.152	0	0	0	0	0	37.152
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	3.486.012	0	0	0	0	0	3.486.012
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	9.000.000	0	0	0	0	0	9.000.000
401	07	10	00	Dotación de uniformes a empleados	100.000	0	0	0	0	0	100.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.055.120	0	0	0	0	0	1.055.120
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	415.345	0	0	0	0	0	415.345
401	07	18	00	Becas a obreros	212.400	0	0	0	0	0	212.400
401	07	19	00	Ayudas por matrimonio de obreros	774	0	0	0	0	0	774
401	07	20	00	Ayudas por nacimiento de hijos de obreros	9.288	0	0	0	0	0	9.288
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	637.984	0	0	0	0	0	637.984
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	2.850.000	0	0	0	0	0	2.850.000
401	07	26	00	Dotación de uniformes a obreros	151.000	0	0	0	0	0	151.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	371.520	0	0	0	0	0	371.520
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	118.384	0	0	0	0	0	118.384
401	07	33	00	Asistencia socio-económica al personal contratado	3.825.870	0	0	0	0	0	3.825.870
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	907.038	0	0	0	0	0	907.038
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	65.212	0	0	0	0	0	65.212
401	08	00	00	Prestaciones sociales e indemnizaciones	18.350.595	0	0	0	0	0	18.350.595
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	10.022.823	0	0	0	0	0	10.022.823
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.074.893	0	0	0	0	0	2.074.893
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	3.481.569	0	0	0	0	0	3.481.569

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	2.771.310	0	0	0	0	0	2.771.310
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**22.385.426**	**0**	**0**	**0**	**0**	**0**	**22.385.426**
402	01	00	00	Productos alimenticios y agropecuarios	8.853.204	0	0	0	0	0	8.853.204
402	01	01	00	Alimentos y bebidas para personas	8.246.532	0	0	0	0	0	8.246.532
402	01	03	00	Productos agrícolas y pecuarios	606.672	0	0	0	0	0	606.672
402	02	00	00	Productos de minas, canteras y yacimientos	20.000	0	0	0	0	0	20.000
402	02	05	00	Piedra, arcilla, arena y tierra	20.000	0	0	0	0	0	20.000
402	03	00	00	Textiles y vestuarios	715.500	0	0	0	0	0	715.500
402	03	01	00	Textiles	260.500	0	0	0	0	0	260.500
402	03	02	00	Prendas de vestir	385.000	0	0	0	0	0	385.000
402	03	03	00	Calzados	50.000	0	0	0	0	0	50.000
402	03	99	00	Otros productos textiles y vestuarios	20.000	0	0	0	0	0	20.000
402	04	00	00	Productos de cuero y caucho	325.000	0	0	0	0	0	325.000
402	04	03	00	Cauchos y tripas para vehículos	325.000	0	0	0	0	0	325.000
402	05	00	00	Productos de papel, cartón e impresos	3.573.509	0	0	0	0	0	3.573.509
402	05	01	00	Pulpa de madera, papel y cartón	486.000	0	0	0	0	0	486.000
402	05	02	00	Envases y cajas de papel y cartón	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	2.512.329	0	0	0	0	0	2.512.329
402	05	04	00	Libros, revistas y periódicos	332.600	0	0	0	0	0	332.600
402	05	05	00	Material de enseñanza	56.450	0	0	0	0	0	56.450
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	126.130	0	0	0	0	0	126.130
402	05	99	00	Otros productos de pulpa, papel y cartón	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	2.160.100	0	0	0	0	0	2.160.100
402	06	02	00	Abonos, plaguicidas y otros	20.000	0	0	0	0	0	20.000
402	06	03	00	Tintas, pinturas y colorantes	1.232.100	0	0	0	0	0	1.232.100
402	06	04	00	Productos farmacéuticos y medicamentos	300.000	0	0	0	0	0	300.000
402	06	05	00	Productos de tocador	280.000	0	0	0	0	0	280.000
402	06	06	00	Combustibles y lubricantes	100.000	0	0	0	0	0	100.000
402	06	08	00	Productos plásticos	208.000	0	0	0	0	0	208.000
402	06	99	00	Otros productos de la industria química y conexos	20.000	0	0	0	0	0	20.000
402	07	00	00	Productos minerales no metálicos	40.000	0	0	0	0	0	40.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	01	00	Productos de barro, loza y porcelana	10.000	0	0	0	0	0	10.000
402	07	02	00	Vidrios y productos de vidrio	6.000	0	0	0	0	0	6.000
402	07	03	00	Productos de arcilla para construcción	16.000	0	0	0	0	0	16.000
402	07	04	00	Cemento, cal y yeso	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	995.000	0	0	0	0	0	995.000
402	08	01	00	Productos primarios de hierro y acero	20.000	0	0	0	0	0	20.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	200.000	0	0	0	0	0	200.000
402	08	04	00	Productos metálicos estructurales	20.000	0	0	0	0	0	20.000
402	08	07	00	Material de señalamiento	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	600.000	0	0	0	0	0	600.000
402	08	10	00	Repuestos y accesorios para otros equipos	120.000	0	0	0	0	0	120.000
402	08	99	00	Otros productos metálicos	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	4.863.289	0	0	0	0	0	4.863.289
402	10	01	00	Artículos de deporte, recreación y juguetes	280.000	0	0	0	0	0	280.000
402	10	02	00	Materiales y útiles de limpieza y aseo	820.000	0	0	0	0	0	820.000
402	10	03	00	Utensilios de cocina y comedor	90.000	0	0	0	0	0	90.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.096.800	0	0	0	0	0	1.096.800
402	10	06	00	Condecoraciones, ofrendas y similares	75.267	0	0	0	0	0	75.267
402	10	07	00	Productos de seguridad en el trabajo	100.000	0	0	0	0	0	100.000
402	10	08	00	Materiales para equipos de computación	1.642.722	0	0	0	0	0	1.642.722
402	10	11	00	Materiales eléctricos	300.000	0	0	0	0	0	300.000
402	10	12	00	Materiales para instalaciones sanitarias	230.000	0	0	0	0	0	230.000
402	10	99	00	Otros productos y útiles diversos	223.500	0	0	0	0	0	223.500
402	99	00	00	Otros materiales y suministros	839.824	0	0	0	0	0	839.824
402	99	01	00	Otros materiales y suministros	839.824	0	0	0	0	0	839.824
403	**00**	**00**	**00**	**Servicios no personales**	**61.977.226**	**0**	**0**	**0**	**0**	**0**	**61.977.226**
403	01	00	00	Alquileres de inmuebles	201.012	0	0	0	0	0	201.012
403	01	01	00	Alquileres de edificios y locales	51.012	0	0	0	0	0	51.012
403	01	02	00	Alquileres de instalaciones culturales y recreativas	150.000	0	0	0	0	0	150.000
403	02	00	00	Alquileres de maquinaria y equipos	1.211.942	0	0	0	0	0	1.211.942

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.151.942	0	0	0	0	0	1.151.942
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	60.000	0	0	0	0	0	60.000
403	04	00	00	Servicios básicos	3.212.300	0	0	0	0	0	3.212.300
403	04	01	00	Electricidad	24.000	0	0	0	0	0	24.000
403	04	04	00	Teléfonos	1.340.000	0	0	0	0	0	1.340.000
403	04	05	00	Servicio de comunicaciones	943.300	0	0	0	0	0	943.300
403	04	06	00	Servicio de aseo urbano y domiciliario	260.000	0	0	0	0	0	260.000
403	04	07	00	Servicio de condominio	645.000	0	0	0	0	0	645.000
403	06	00	00	Servicios de transporte y almacenaje	461.440	0	0	0	0	0	461.440
403	06	01	00	Fletes y embalajes	40.000	0	0	0	0	0	40.000
403	06	02	00	Almacenaje	10.000	0	0	0	0	0	10.000
403	06	03	00	Estacionamiento	1.200	0	0	0	0	0	1.200
403	06	04	00	Peaje	240	0	0	0	0	0	240
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	410.000	0	0	0	0	0	410.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	23.177.317	0	0	0	0	0	23.177.317
403	07	01	00	Publicidad y propaganda	5.348.228	0	0	0	0	0	5.348.228
403	07	02	00	Imprenta y reproducción	4.198.821	0	0	0	0	0	4.198.821
403	07	03	00	Relaciones sociales	12.218.420	0	0	0	0	0	12.218.420
403	07	04	00	Avisos	1.411.848	0	0	0	0	0	1.411.848
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	953.000	0	0	0	0	0	953.000
403	08	01	00	Primas y gastos de seguros	950.000	0	0	0	0	0	950.000
403	08	02	00	Comisiones y gastos bancarios	3.000	0	0	0	0	0	3.000
403	09	00	00	Viáticos y pasajes	9.224.407	0	0	0	0	0	9.224.407
403	09	01	00	Viáticos y pasajes dentro del país	8.062.816	0	0	0	0	0	8.062.816
403	09	02	00	Viáticos y pasajes fuera del país	1.161.591	0	0	0	0	0	1.161.591
403	10	00	00	Servicios profesionales y técnicos	10.389.125	0	0	0	0	0	10.389.125
403	10	01	00	Servicios jurídicos	26.000	0	0	0	0	0	26.000
403	10	03	00	Servicios de procesamiento de datos	1.638.600	0	0	0	0	0	1.638.600
403	10	04	00	Servicios de ingenieria y arquitectónicos	3.548.828	0	0	0	0	0	3.548.828
403	10	07	00	Servicios de capacitación y adiestramiento	1.481.337	0	0	0	0	0	1.481.337
403	10	09	00	Servicios de lavandería y tintorería	22.916	0	0	0	0	0	22.916

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	11	00	Servicios para la elaboración y suministro de comida	1.500.000	0	0	0	0	0	1.500.000
403	10	99	00	Otros servicios profesionales y técnicos	2.171.444	0	0	0	0	0	2.171.444
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.025.000	0	0	0	0	0	1.025.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	800.000	0	0	0	0	0	800.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	12	00	00	Conservación y reparaciones menores de obras	250.000	0	0	0	0	0	250.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	250.000	0	0	0	0	0	250.000
403	15	00	00	Servicios fiscales	50.000	0	0	0	0	0	50.000
403	15	01	00	Derechos de importación y servicios aduaneros	50.000	0	0	0	0	0	50.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	742.530	0	0	0	0	0	742.530
403	16	01	00	Servicios de diversión, esparcimiento y culturales	742.530	0	0	0	0	0	742.530
403	18	00	00	Impuestos indirectos	10.138.454	0	0	0	0	0	10.138.454
403	18	01	00	Impuesto al valor agregado	10.138.454	0	0	0	0	0	10.138.454
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	188.142	0	0	0	0	0	188.142
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	188.142	0	0	0	0	0	188.142
403	99	00	00	Otros servicios no personales	752.557	0	0	0	0	0	752.557
403	99	01	00	Otros servicios no personales	752.557	0	0	0	0	0	752.557
404	**00**	**00**	**00**	**Activos reales**	**10.622.899**	**0**	**0**	**0**	**0**	**0**	**10.622.899**
404	01	00	00	Repuestos y reparaciones mayores	340.000	0	0	0	0	0	340.000
404	01	01	00	Repuestos mayores	40.000	0	0	0	0	0	40.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	40.000	0	0	0	0	0	40.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	300.000	0	0	0	0	0	300.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	300.000	0	0	0	0	0	300.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	480.000	0	0	0	0	0	480.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	30.000	0	0	0	0	0	30.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	50.000	0	0	0	0	0	50.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	400.000	0	0	0	0	0	400.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.250.000	0	0	0	0	0	1.250.000
404	04	01	00	Vehículos automotores terrestres	1.200.000	0	0	0	0	0	1.200.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	05	00	Vehículos de tracción no motorizados	50.000	0	0	0	0	0	50.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.750.000	0	0	0	0	0	1.750.000
404	05	01	00	Equipos de telecomunicaciones	1.750.000	0	0	0	0	0	1.750.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	627.001	0	0	0	0	0	627.001
404	07	02	00	Equipos de enseñanza, deporte y recreación	547.001	0	0	0	0	0	547.001
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	30.000	0	0	0	0	0	30.000
404	07	06	00	Instrumentos musicales y equipos de audio	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.747.232	0	0	0	0	0	4.747.232
404	09	01	00	Mobiliario y equipos de oficina	400.000	0	0	0	0	0	400.000
404	09	02	00	Equipos de computación	3.897.232	0	0	0	0	0	3.897.232
404	09	03	00	Mobiliario y equipos de alojamiento	450.000	0	0	0	0	0	450.000
404	12	00	00	Activos intangibles	1.228.666	0	0	0	0	0	1.228.666
404	12	04	00	Paquetes y programas de computación	1.228.666	0	0	0	0	0	1.228.666
404	99	00	00	Otros activos reales	200.000	0	0	0	0	0	200.000
404	99	01	00	Otros activos reales	200.000	0	0	0	0	0	200.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**11.458.885.932**	**0**	**0**	**3.000.000.000**	**0**	**0**	**14.458.885.932**
407	01	00	00	Transferencias y donaciones corrientes internas	11.456.093.068	0	0	3.000.000.000	0	0	14.456.093.068
407	01	01	00	Transferencias corrientes internas al sector privado	34.419.443	0	0	0	0	0	34.419.443
407	01	01	01	Pensiones del personal empleado, obrero y militar	35.490	0	0	0	0	0	35.490
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	196.970	0	0	0	0	0	196.970
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	7.740	0	0	0	0	0	7.740
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	49.243	0	0	0	0	0	49.243
407	01	01	70	Subsidios educacionales al sector privado	34.130.000	0	0	0	0	0	34.130.000
407	01	02	00	Donaciones corrientes internas al sector privado	8.385.636	0	0	0	0	0	8.385.636
407	01	02	01	Donaciones corrientes a personas	8.385.636	0	0	0	0	0	8.385.636
407	01	03	00	Transferencias corrientes internas al sector público	11.413.287.989	0	0	3.000.000.000	0	0	14.413.287.989
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	11.413.287.989	0	0	3.000.000.000	0	0	14.413.287.989
407	02	00	00	Transferencias y donaciones corrientes al exterior	2.792.864	0	0	0	0	0	2.792.864
407	02	01	00	Transferencias corrientes al exterior	2.367.864	0	0	0	0	0	2.367.864
407	02	01	04	Transferencias corrientes a organismos internacionales	2.367.864	0	0	0	0	0	2.367.864
407	02	02	00	Donaciones corrientes al exterior	425.000	0	0	0	0	0	425.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	02	02	01	Donaciones corrientes a personas	425.000	0	0	0	0	0	425.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**
411	11	00	00	Obligaciones de ejercicios anteriores	600.000	0	0	0	0	0	600.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	600.000	0	0	0	0	0	600.000
				Totales	**11.754.515.245**	**0**	**0**	**3.000.000.000**	**0**	**0**	**14.754.515.245**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114121 350142000 PLANIFICACIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA MISIÓN SUCRE

OBJETIVO DEL PROYECTO: MUNICIPALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, EN ESTRECHO VÍNCULO CON CADA UNA DE LAS COMUNIDADES, ASÍ COMO LA DINÁMICA Y EL DESARROLLO DE LOS TERRITORIOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PLANIFICACIÓN ESTRATÉGICA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**11.237.564**	**0**	**0**	**0**	**0**	**0**	**11.237.564**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.826.668	0	0	0	0	0	1.826.668
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	558.256	0	0	0	0	0	558.256
401	01	18	00	Remuneraciones al personal contratado	785.876	0	0	0	0	0	785.876
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	147.584	0	0	0	0	0	147.584
401	01	99	00	Otras retribuciones	334.952	0	0	0	0	0	334.952
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	83.740	0	0	0	0	0	83.740
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	83.740	0	0	0	0	0	83.740
401	03	00	00	Primas	2.156.708	0	0	0	0	0	2.156.708
401	03	01	00	Primas por mérito a empleados	935.876	0	0	0	0	0	935.876
401	03	03	00	Primas por hogar a empleados	62.040	0	0	0	0	0	62.040
401	03	04	00	Primas por hijos a empleados	20.432	0	0	0	0	0	20.432
401	03	08	00	Primas de profesionalización a empleados	50.852	0	0	0	0	0	50.852
401	03	09	00	Primas por antigüedad a empleados	7.920	0	0	0	0	0	7.920
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	393.600	0	0	0	0	0	393.600
401	03	47	00	Primas al personal de alto nivel y de dirección	465.576	0	0	0	0	0	465.576
401	03	95	00	Otras primas al personal de alto nivel y de dirección	80.848	0	0	0	0	0	80.848
401	03	97	00	Otras primas a empleados	139.564	0	0	0	0	0	139.564
401	04	00	00	Complementos de sueldos y salarios	3.103.090	0	0	0	0	0	3.103.090
401	04	08	00	Bono compensatorio de alimentación a empleados	300.960	0	0	0	0	0	300.960
401	04	26	00	Bono compensatorio de alimentación al personal contratado	177.840	0	0	0	0	0	177.840
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	95.760	0	0	0	0	0	95.760
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	433.550	0	0	0	0	0	433.550
401	04	96	00	Otros complementos a empleados	1.371.664	0	0	0	0	0	1.371.664
401	04	98	00	Otros complementos al personal contratado	723.316	0	0	0	0	0	723.316
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.902.098	0	0	0	0	0	1.902.098
401	05	01	00	Aguinaldos a empleados	745.152	0	0	0	0	0	745.152
401	05	03	00	Bono vacacional a empleados	248.384	0	0	0	0	0	248.384

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114121 350142000 PLANIFICACIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA MISIÓN SUCRE

OBJETIVO DEL PROYECTO: MUNICIPALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, EN ESTRECHO VÍNCULO CON CADA UNA DE LAS COMUNIDADES, ASÍ COMO LA DINÁMICA Y EL DESARROLLO DE LOS TERRITORIOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PLANIFICACIÓN ESTRATÉGICA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	07	00	Aguinaldos al personal contratado	292.611	0	0	0	0	0	292.611
401	05	08	00	Bono vacacional al personal contratado	121.696	0	0	0	0	0	121.696
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	370.691	0	0	0	0	0	370.691
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	123.564	0	0	0	0	0	123.564
401	06	00	00	Aportes patronales y legales	424.744	0	0	0	0	0	424.744
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	111.360	0	0	0	0	0	111.360
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	61.868	0	0	0	0	0	61.868
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	37.120	0	0	0	0	0	37.120
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	21.036	0	0	0	0	0	21.036
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	24.748	0	0	0	0	0	24.748
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	23.216	0	0	0	0	0	23.216
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	9.716	0	0	0	0	0	9.716
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	55.400	0	0	0	0	0	55.400
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	30.780	0	0	0	0	0	30.780
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	18.468	0	0	0	0	0	18.468
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	12.308	0	0	0	0	0	12.308
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	10.464	0	0	0	0	0	10.464
401	06	95	00	Otros aportes legales por personal contratado	8.260	0	0	0	0	0	8.260
401	07	00	00	Asistencia socio-económica	545.012	0	0	0	0	0	545.012
401	07	02	00	Becas a empleados	39.600	0	0	0	0	0	39.600
401	07	03	00	Ayudas por matrimonio a empleados	4.644	0	0	0	0	0	4.644
401	07	04	00	Ayudas por nacimiento de hijos a empleados	9.288	0	0	0	0	0	9.288
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	185.600	0	0	0	0	0	185.600
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	78.020	0	0	0	0	0	78.020
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	22.072	0	0	0	0	0	22.072
401	07	33	00	Asistencia socio-económica al personal contratado	86.816	0	0	0	0	0	86.816
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	111.952	0	0	0	0	0	111.952

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114121 350142000 PLANIFICACIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA MISIÓN SUCRE

OBJETIVO DEL PROYECTO: MUNICIPALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, EN ESTRECHO VÍNCULO CON CADA UNA DE LAS COMUNIDADES, ASÍ COMO LA DINÁMICA Y EL DESARROLLO DE LOS TERRITORIOS

UNIDAD DE MEDIDA: DOCUMENTO

META: 3

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PLANIFICACIÓN ESTRATÉGICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	7.020	0	0	0	0	0	7.020
401	08	00	00	Prestaciones sociales e indemnizaciones	1.195.504	0	0	0	0	0	1.195.504
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	635.840	0	0	0	0	0	635.840
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	243.352	0	0	0	0	0	243.352
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	316.312	0	0	0	0	0	316.312
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**109.578**	**0**	**0**	**0**	**0**	**0**	**109.578**
402	01	00	00	Productos alimenticios y agropecuarios	78.328	0	0	0	0	0	78.328
402	01	01	00	Alimentos y bebidas para personas	78.328	0	0	0	0	0	78.328
402	05	00	00	Productos de papel, cartón e impresos	8.930	0	0	0	0	0	8.930
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	8.930	0	0	0	0	0	8.930
402	10	00	00	Productos varios y útiles diversos	22.320	0	0	0	0	0	22.320
402	10	08	00	Materiales para equipos de computación	22.320	0	0	0	0	0	22.320
403	**00**	**00**	**00**	**Servicios no personales**	**186.836**	**0**	**0**	**0**	**0**	**0**	**186.836**
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.040	0	0	0	0	0	25.040
403	07	03	00	Relaciones sociales	25.040	0	0	0	0	0	25.040
403	09	00	00	Viáticos y pasajes	130.261	0	0	0	0	0	130.261
403	09	01	00	Viáticos y pasajes dentro del pais	130.261	0	0	0	0	0	130.261
403	18	00	00	Impuestos indirectos	31.535	0	0	0	0	0	31.535
403	18	01	00	Impuesto al valor agregado	31.535	0	0	0	0	0	31.535
				Totales	**11.533.978**	**0**	**0**	**0**	**0**	**0**	**11.533.978**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114121 350142000 PLANIFICACIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA MISIÓN SUCRE

OBJETIVO DEL PROYECTO: MUNICIPALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, EN ESTRECHO VÍNCULO CON CADA UNA DE LAS COMUNIDADES, ASÍ COMO LA DINÁMICA Y EL DESARROLLO DE LOS TERRITORIOS

UNIDAD DE MEDIDA: DOCUMENTO

META: 3

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PLANIFICACIÓN ESTRATÉGICA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114121 350142000 PLANIFICACIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA MISIÓN SUCRE

OBJETIVO DEL PROYECTO: MUNICIPALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, EN ESTRECHO VÍNCULO CON CADA UNA DE LAS COMUNIDADES, ASÍ COMO LA DINÁMICA Y EL DESARROLLO DE LOS TERRITORIOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PLANIFICACIÓN ESTRATÉGICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350142001 PLANIFICACIÓN DE LA UBICACIÓN Y DESARROLLO DE LAS ALDEAS UNIVERSITARIAS Y DE LAS OPCIONES DE ESTUDIO DE LA MISIÓN SUCRE EN EL TERRITORIO NACIONAL DE ACUERDO A LOS PLANES DE DESARROLLO Y DINÁMICAS SOCIALES DE CADA LOCALIDAD.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 6

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN ESTRATÉGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**11.237.564**	**0**	**0**	**0**	**0**	0	**11.237.564**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.826.668	0	0	0	0	0	1.826.668
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	558.256	0	0	0	0	0	558.256
401	01	18	00	Remuneraciones al personal contratado	785.876	0	0	0	0	0	785.876
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	147.584	0	0	0	0	0	147.584
401	01	99	00	Otras retribuciones	334.952	0	0	0	0	0	334.952
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	83.740	0	0	0	0	0	83.740
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	83.740	0	0	0	0	0	83.740
401	03	00	00	Primas	2.156.708	0	0	0	0	0	2.156.708
401	03	01	00	Primas por mérito a empleados	935.876	0	0	0	0	0	935.876
401	03	03	00	Primas por hogar a empleados	62.040	0	0	0	0	0	62.040
401	03	04	00	Primas por hijos a empleados	20.432	0	0	0	0	0	20.432
401	03	08	00	Primas de profesionalización a empleados	50.852	0	0	0	0	0	50.852
401	03	09	00	Primas por antigüedad a empleados	7.920	0	0	0	0	0	7.920
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	393.600	0	0	0	0	0	393.600
401	03	47	00	Primas al personal de alto nivel y de dirección	465.576	0	0	0	0	0	465.576
401	03	95	00	Otras primas al personal de alto nivel y de dirección	80.848	0	0	0	0	0	80.848
401	03	97	00	Otras primas a empleados	139.564	0	0	0	0	0	139.564
401	04	00	00	Complementos de sueldos y salarios	3.103.090	0	0	0	0	0	3.103.090
401	04	08	00	Bono compensatorio de alimentación a empleados	300.960	0	0	0	0	0	300.960
401	04	26	00	Bono compensatorio de alimentación al personal contratado	177.840	0	0	0	0	0	177.840
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	95.760	0	0	0	0	0	95.760
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	433.550	0	0	0	0	0	433.550

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **PROYECTO:** 114121 350142000 PLANIFICACIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA MISIÓN SUCRE

OBJETIVO DEL PROYECTO: MUNICIPALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, EN ESTRECHO VÍNCULO CON CADA UNA DE LAS COMUNIDADES, ASÍ COMO LA DINÁMICA Y EL DESARROLLO DE LOS TERRITORIOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PLANIFICACIÓN ESTRATÉGICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350142001 PLANIFICACIÓN DE LA UBICACIÓN Y DESARROLLO DE LAS ALDEAS UNIVERSITARIAS Y DE LAS OPCIONES DE ESTUDIO DE LA MISIÓN SUCRE EN EL TERRITORIO NACIONAL DE ACUERDO A LOS PLANES DE DESARROLLO Y DINÁMICAS SOCIALES DE CADA LOCALIDAD.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 6

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN ESTRATÉGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	96	00	Otros complementos a empleados	1.371.664	0	0	0	0	0	1.371.664
401	04	98	00	Otros complementos al personal contratado	723.316	0	0	0	0	0	723.316
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.902.098	0	0	0	0	0	1.902.098
401	05	01	00	Aguinaldos a empleados	745.152	0	0	0	0	0	745.152
401	05	03	00	Bono vacacional a empleados	248.384	0	0	0	0	0	248.384
401	05	07	00	Aguinaldos al personal contratado	292.611	0	0	0	0	0	292.611
401	05	08	00	Bono vacacional al personal contratado	121.696	0	0	0	0	0	121.696
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	370.691	0	0	0	0	0	370.691
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	123.564	0	0	0	0	0	123.564
401	06	00	00	Aportes patronales y legales	424.744	0	0	0	0	0	424.744
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	111.360	0	0	0	0	0	111.360
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	61.868	0	0	0	0	0	61.868
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	37.120	0	0	0	0	0	37.120
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	21.036	0	0	0	0	0	21.036
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	24.748	0	0	0	0	0	24.748
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	23.216	0	0	0	0	0	23.216
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	9.716	0	0	0	0	0	9.716
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	55.400	0	0	0	0	0	55.400
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	30.780	0	0	0	0	0	30.780
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	18.468	0	0	0	0	0	18.468
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	12.308	0	0	0	0	0	12.308
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	10.464	0	0	0	0	0	10.464

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114121 350142000 PLANIFICACIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA MISIÓN SUCRE

OBJETIVO DEL PROYECTO: MUNICIPALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, EN ESTRECHO VÍNCULO CON CADA UNA DE LAS COMUNIDADES, ASÍ COMO LA DINÁMICA Y EL DESARROLLO DE LOS TERRITORIOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PLANIFICACIÓN ESTRATÉGICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350142001 PLANIFICACIÓN DE LA UBICACIÓN Y DESARROLLO DE LAS ALDEAS UNIVERSITARIAS Y DE LAS OPCIONES DE ESTUDIO DE LA MISIÓN SUCRE EN EL TERRITORIO NACIONAL DE ACUERDO A LOS PLANES DE DESARROLLO Y DINÁMICAS SOCIALES DE CADA LOCALIDAD.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 6

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN ESTRATÉGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	95	00	Otros aportes legales por personal contratado	8.260	0	0	0	0	0	8.260
401	07	00	00	Asistencia socio-económica	545.012	0	0	0	0	0	545.012
401	07	02	00	Becas a empleados	39.600	0	0	0	0	0	39.600
401	07	03	00	Ayudas por matrimonio a empleados	4.644	0	0	0	0	0	4.644
401	07	04	00	Ayudas por nacimiento de hijos a empleados	9.288	0	0	0	0	0	9.288
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	185.600	0	0	0	0	0	185.600
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	78.020	0	0	0	0	0	78.020
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	22.072	0	0	0	0	0	22.072
401	07	33	00	Asistencia socio-económica al personal contratado	86.816	0	0	0	0	0	86.816
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	111.952	0	0	0	0	0	111.952
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	7.020	0	0	0	0	0	7.020
401	08	00	00	Prestaciones sociales e indemnizaciones	1.195.504	0	0	0	0	0	1.195.504
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	635.840	0	0	0	0	0	635.840
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	243.352	0	0	0	0	0	243.352
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	316.312	0	0	0	0	0	316.312
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**74.967**	**0**	**0**	**0**	**0**	0	**74.967**
402	01	00	00	Productos alimenticios y agropecuarios	43.717	0	0	0	0	0	43.717
402	01	01	00	Alimentos y bebidas para personas	43.717	0	0	0	0	0	43.717
402	05	00	00	Productos de papel, cartón e impresos	8.930	0	0	0	0	0	8.930
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	8.930	0	0	0	0	0	8.930
402	10	00	00	Productos varios y útiles diversos	22.320	0	0	0	0	0	22.320
402	10	08	00	Materiales para equipos de computación	22.320	0	0	0	0	0	22.320
403	**00**	**00**	**00**	**Servicios no personales**	**98.978**	**0**	**0**	**0**	**0**	0	**98.978**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114121 350142000 PLANIFICACIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA MISIÓN SUCRE

OBJETIVO DEL PROYECTO: MUNICIPALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, EN ESTRECHO VÍNCULO CON CADA UNA DE LAS COMUNIDADES, ASÍ COMO LA DINÁMICA Y EL DESARROLLO DE LOS TERRITORIOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PLANIFICACIÓN ESTRATÉGICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350142001 PLANIFICACIÓN DE LA UBICACIÓN Y DESARROLLO DE LAS ALDEAS UNIVERSITARIAS Y DE LAS OPCIONES DE ESTUDIO DE LA MISIÓN SUCRE EN EL TERRITORIO NACIONAL DE ACUERDO A LOS PLANES DE DESARROLLO Y DINÁMICAS SOCIALES DE CADA LOCALIDAD.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 6

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN ESTRATÉGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	80.341	0	0	0	0	0	80.341
403	09	01	00	Viáticos y pasajes dentro del país	80.341	0	0	0	0	0	80.341
403	18	00	00	Impuestos indirectos	18.637	0	0	0	0	0	18.637
403	18	01	00	Impuesto al valor agregado	18.637	0	0	0	0	0	18.637
				Totales	**11.411.509**	**0**	**0**	**0**	**0**	0	**11.411.509**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114121 350142000 PLANIFICACIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA MISIÓN SUCRE

OBJETIVO DEL PROYECTO: MUNICIPALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, EN ESTRECHO VÍNCULO CON CADA UNA DE LAS COMUNIDADES, ASÍ COMO LA DINÁMICA Y EL DESARROLLO DE LOS TERRITORIOS

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PLANIFICACIÓN ESTRATÉGICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350142002 SEGUIMIENTO Y SUPERVISIÓN INTEGRAL DEL DESARROLLO DE LA MISIÓN SUCRE

UNIDAD DE MEDIDA: DOCUMENTO **META:** 12

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN ESTRATÉGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**34.611**	**0**	**0**	**0**	**0**	0	**34.611**
402	01	00	00	Productos alimenticios y agropecuarios	34.611	0	0	0	0	0	34.611
402	01	01	00	Alimentos y bebidas para personas	34.611	0	0	0	0	0	34.611
403	**00**	**00**	**00**	**Servicios no personales**	**87.858**	**0**	**0**	**0**	**0**	0	**87.858**
403	07	00	00	Servicios de información, impresión y relaciones públicas	25.040	0	0	0	0	0	25.040
403	07	03	00	Relaciones sociales	25.040	0	0	0	0	0	25.040
403	09	00	00	Viáticos y pasajes	49.920	0	0	0	0	0	49.920
403	09	01	00	Viáticos y pasajes dentro del país	49.920	0	0	0	0	0	49.920
403	18	00	00	Impuestos indirectos	12.898	0	0	0	0	0	12.898
403	18	01	00	Impuesto al valor agregado	12.898	0	0	0	0	0	12.898
				Totales	**122.469**	**0**	**0**	**0**	**0**	0	**122.469**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113667 350143000 TERRITORIALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: MUNICIPALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, EN ESTRECHO VÍNCULO CON CADA UNA DE LAS COMUNIDADES, ASÍ COMO LA DINÁMICA Y EL DESARROLLO DE LOS TERRITORIOS.

UNIDAD DE MEDIDA: DOCUMENTO

META: 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PLANIFICACIÓN ESTRATÉGICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**195.050**	**0**	**0**	**0**	**0**	**0**	**195.050**
402	01	00	00	Productos alimenticios y agropecuarios	25.660	0	0	0	0	0	25.660
402	01	01	00	Alimentos y bebidas para personas	25.660	0	0	0	0	0	25.660
402	05	00	00	Productos de papel, cartón e impresos	169.390	0	0	0	0	0	169.390
402	05	03	00	Productos de papel y cartón para oficina	169.390	0	0	0	0	0	169.390
403	**00**	**00**	**00**	**Servicios no personales**	**878.050**	**0**	**0**	**0**	**0**	**0**	**878.050**
403	07	00	00	Servicios de información, impresión y relaciones públicas	361.937	0	0	0	0	0	361.937
403	07	02	00	Imprenta y reproducción	301.996	0	0	0	0	0	301.996
403	07	03	00	Relaciones sociales	59.941	0	0	0	0	0	59.941
403	09	00	00	Viáticos y pasajes	366.299	0	0	0	0	0	366.299
403	09	01	00	Viáticos y pasajes dentro del país	366.299	0	0	0	0	0	366.299
403	18	00	00	Impuestos indirectos	149.814	0	0	0	0	0	149.814
403	18	01	00	Impuesto al valor agregado	149.814	0	0	0	0	0	149.814
404	**00**	**00**	**00**	**Activos reales**	**325.001**	**0**	**0**	**0**	**0**	**0**	**325.001**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	25.001	0	0	0	0	0	25.001
404	07	02	00	Equipos de enseñanza, deporte y recreación	25.001	0	0	0	0	0	25.001
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
404	09	02	00	Equipos de computación	300.000	0	0	0	0	0	300.000
				Totales	**1.398.101**	**0**	**0**	**0**	**0**	**0**	**1.398.101**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113667 350143000 TERRITORIALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: MUNICIPALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, EN ESTRECHO VÍNCULO CON CADA UNA DE LAS COMUNIDADES, ASÍ COMO LA DINÁMICA Y EL DESARROLLO DE LOS TERRITORIOS.

UNIDAD DE MEDIDA: DOCUMENTO

META: 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PLANIFICACIÓN ESTRATÉGICA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113667 350143000 TERRITORIALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: MUNICIPALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, EN ESTRECHO VÍNCULO CON CADA UNA DE LAS COMUNIDADES, ASÍ COMO LA DINÁMICA Y EL DESARROLLO DE LOS TERRITORIOS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PLANIFICACIÓN ESTRATÉGICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 350143001 PROMOCIÓN PARA LA CONFORMACIÓN DE CENTROS DE ESTUDIOS TERRITORIALES

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN ESTRATÉGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**176.187**	**0**	**0**	**0**	**0**	0	**176.187**
403	07	00	00	Servicios de información, impresión y relaciones públicas	28.577	0	0	0	0	0	28.577
403	07	03	00	Relaciones sociales	28.577	0	0	0	0	0	28.577
403	09	00	00	Viáticos y pasajes	128.730	0	0	0	0	0	128.730
403	09	01	00	Viáticos y pasajes dentro del país	128.730	0	0	0	0	0	128.730
403	18	00	00	Impuestos indirectos	18.880	0	0	0	0	0	18.880
403	18	01	00	Impuesto al valor agregado	18.880	0	0	0	0	0	18.880
				Totales	**176.187**	**0**	**0**	**0**	**0**	0	**176.187**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113667 350143000 TERRITORIALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: MUNICIPALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, EN ESTRECHO VÍNCULO CON CADA UNA DE LAS COMUNIDADES, ASÍ COMO LA DINÁMICA Y EL DESARROLLO DE LOS TERRITORIOS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PLANIFICACIÓN ESTRATÉGICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350143002 DESARROLLO E IMPLEMENTACIÓN DE SISTEMAS PARA LA PLANIFICACIÓN ESTRATÉGICA DE LA EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTRO DE PLANIFICACIÓN ESTRATÉGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**87.503**	**0**	**0**	**0**	**0**	0	**87.503**
402	01	00	00	Productos alimenticios y agropecuarios	9.503	0	0	0	0	0	9.503
402	01	01	00	Alimentos y bebidas para personas	9.503	0	0	0	0	0	9.503
402	05	00	00	Productos de papel, cartón e impresos	78.000	0	0	0	0	0	78.000
402	05	03	00	Productos de papel y cartón para oficina	78.000	0	0	0	0	0	78.000
403	**00**	**00**	**00**	**Servicios no personales**	**387.740**	**0**	**0**	**0**	**0**	0	**387.740**
403	07	00	00	Servicios de información, impresión y relaciones públicas	301.996	0	0	0	0	0	301.996
403	07	02	00	Imprenta y reproducción	301.996	0	0	0	0	0	301.996
403	18	00	00	Impuestos indirectos	85.744	0	0	0	0	0	85.744
403	18	01	00	Impuesto al valor agregado	85.744	0	0	0	0	0	85.744
404	**00**	**00**	**00**	**Activos reales**	**325.001**	**0**	**0**	**0**	**0**	0	**325.001**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	25.001	0	0	0	0	0	25.001
404	07	02	00	Equipos de enseñanza, deporte y recreación	25.001	0	0	0	0	0	25.001
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	300.000	0	0	0	0	0	300.000
404	09	02	00	Equipos de computación	300.000	0	0	0	0	0	300.000
				Totales	**800.244**	**0**	**0**	**0**	**0**	0	**800.244**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113667 350143000 TERRITORIALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: MUNICIPALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, EN ESTRECHO VÍNCULO CON CADA UNA DE LAS COMUNIDADES, ASÍ COMO LA DINÁMICA Y EL DESARROLLO DE LOS TERRITORIOS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PLANIFICACIÓN ESTRATÉGICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350143003 DESARROLLO DE MODELOS DE INFRAESTRUCTURA UNIVERSITARIA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN ESTRATÉGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.255**	**0**	**0**	**0**	**0**	0	**14.255**
402	01	00	00	Productos alimenticios y agropecuarios	14.255	0	0	0	0	0	14.255
402	01	01	00	Alimentos y bebidas para personas	14.255	0	0	0	0	0	14.255
403	**00**	**00**	**00**	**Servicios no personales**	**98.456**	**0**	**0**	**0**	**0**	0	**98.456**
403	09	00	00	Viáticos y pasajes	86.376	0	0	0	0	0	86.376
403	09	01	00	Viáticos y pasajes dentro del país	86.376	0	0	0	0	0	86.376
403	18	00	00	Impuestos indirectos	12.080	0	0	0	0	0	12.080
403	18	01	00	Impuesto al valor agregado	12.080	0	0	0	0	0	12.080
				Totales	**112.711**	**0**	**0**	**0**	**0**	0	**112.711**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113667 350143000 TERRITORIALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: MUNICIPALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, EN ESTRECHO VÍNCULO CON CADA UNA DE LAS COMUNIDADES, ASÍ COMO LA DINÁMICA Y EL DESARROLLO DE LOS TERRITORIOS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PLANIFICACIÓN ESTRATÉGICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 350143004 LEVANTAMIENTO DE INFORMACIÓN ESTRATÉGICA PARA EL DISEÑO DE LINEAMIENTOS Y POLÍTICAS PARA LA TRANSFORMACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN ESTRATÉGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**91.390**	**0**	**0**	**0**	**0**	0	**91.390**
402	05	00	00	Productos de papel, cartón e impresos	91.390	0	0	0	0	0	91.390
402	05	03	00	Productos de papel y cartón para oficina	91.390	0	0	0	0	0	91.390
403	**00**	**00**	**00**	**Servicios no personales**	**131.927**	**0**	**0**	**0**	**0**	0	**131.927**
403	09	00	00	Viáticos y pasajes	107.998	0	0	0	0	0	107.998
403	09	01	00	Viáticos y pasajes dentro del país	107.998	0	0	0	0	0	107.998
403	18	00	00	Impuestos indirectos	23.929	0	0	0	0	0	23.929
403	18	01	00	Impuesto al valor agregado	23.929	0	0	0	0	0	23.929
				Totales	**223.317**	**0**	**0**	**0**	**0**	0	**223.317**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113667 350143000 TERRITORIALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: MUNICIPALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, EN ESTRECHO VÍNCULO CON CADA UNA DE LAS COMUNIDADES, ASÍ COMO LA DINÁMICA Y EL DESARROLLO DE LOS TERRITORIOS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 2

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE PLANIFICACIÓN ESTRATÉGICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350143005 FOMENTO DEL PROGRAMA DE EMPRESAS DE PRODUCCIÓN SOCIAL UNIVERSITARIAS

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE PLANIFICACIÓN ESTRATÉGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.902**	**0**	**0**	**0**	**0**	0	**1.902**
402	01	00	00	Productos alimenticios y agropecuarios	1.902	0	0	0	0	0	1.902
402	01	01	00	Alimentos y bebidas para personas	1.902	0	0	0	0	0	1.902
403	**00**	**00**	**00**	**Servicios no personales**	**83.740**	**0**	**0**	**0**	**0**	0	**83.740**
403	07	00	00	Servicios de información, impresión y relaciones públicas	31.364	0	0	0	0	0	31.364
403	07	03	00	Relaciones sociales	31.364	0	0	0	0	0	31.364
403	09	00	00	Viáticos y pasajes	43.195	0	0	0	0	0	43.195
403	09	01	00	Viáticos y pasajes dentro del país	43.195	0	0	0	0	0	43.195
403	18	00	00	Impuestos indirectos	9.181	0	0	0	0	0	9.181
403	18	01	00	Impuesto al valor agregado	9.181	0	0	0	0	0	9.181
				Totales	**85.642**	**0**	**0**	**0**	**0**	0	**85.642**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113774 350144000 PROFUNDIZACIÓN DEL NUEVO MODELO EDUCATIVO UNIVERSITARIO

OBJETIVO DEL PROYECTO: IMPULSAR EL NUEVO MODELO EDUCATIVO, CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN.

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**31.200.306**	**0**	**0**	**0**	**0**	**0**	**31.200.306**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.842.292	0	0	0	0	0	4.842.292
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.127.404	0	0	0	0	0	2.127.404
401	01	18	00	Remuneraciones al personal contratado	1.139.348	0	0	0	0	0	1.139.348
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	299.100	0	0	0	0	0	299.100
401	01	99	00	Otras retribuciones	1.276.440	0	0	0	0	0	1.276.440
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	319.108	0	0	0	0	0	319.108
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	319.108	0	0	0	0	0	319.108
401	03	00	00	Primas	6.537.830	0	0	0	0	0	6.537.830
401	03	01	00	Primas por mérito a empleados	3.570.632	0	0	0	0	0	3.570.632
401	03	03	00	Primas por hogar a empleados	236.880	0	0	0	0	0	236.880
401	03	04	00	Primas por hijos a empleados	78.020	0	0	0	0	0	78.020
401	03	08	00	Primas de profesionalización a empleados	198.752	0	0	0	0	0	198.752
401	03	09	00	Primas por antigüedad a empleados	30.240	0	0	0	0	0	30.240
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	787.200	0	0	0	0	0	787.200
401	03	47	00	Primas al personal de alto nivel y de dirección	937.358	0	0	0	0	0	937.358
401	03	95	00	Otras primas al personal de alto nivel y de dirección	166.896	0	0	0	0	0	166.896
401	03	97	00	Otras primas a empleados	531.852	0	0	0	0	0	531.852
401	04	00	00	Complementos de sueldos y salarios	8.189.454	0	0	0	0	0	8.189.454
401	04	08	00	Bono compensatorio de alimentación a empleados	1.149.120	0	0	0	0	0	1.149.120
401	04	26	00	Bono compensatorio de alimentación al personal contratado	300.960	0	0	0	0	0	300.960
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	205.200	0	0	0	0	0	205.200
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	890.318	0	0	0	0	0	890.318
401	04	96	00	Otros complementos a empleados	4.394.336	0	0	0	0	0	4.394.336
401	04	98	00	Otros complementos al personal contratado	1.249.520	0	0	0	0	0	1.249.520
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.257.209	0	0	0	0	0	5.257.209
401	05	01	00	Aguinaldos a empleados	947.650	0	0	0	0	0	947.650
401	05	03	00	Bono vacacional a empleados	2.842.952	0	0	0	0	0	2.842.952
401	05	07	00	Aguinaldos al personal contratado	168.495	0	0	0	0	0	168.495

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113774 350144000 PROFUNDIZACIÓN DEL NUEVO MODELO EDUCATIVO UNIVERSITARIO

OBJETIVO DEL PROYECTO: IMPULSAR EL NUEVO MODELO EDUCATIVO, CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN.

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	08	00	Bono vacacional al personal contratado	303.008	0	0	0	0	0	303.008
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	248.776	0	0	0	0	0	248.776
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	746.328	0	0	0	0	0	746.328
401	06	00	00	Aportes patronales y legales	1.340.308	0	0	0	0	0	1.340.308
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	424.860	0	0	0	0	0	424.860
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	236.032	0	0	0	0	0	236.032
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	141.620	0	0	0	0	0	141.620
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	80.252	0	0	0	0	0	80.252
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	94.416	0	0	0	0	0	94.416
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	75.544	0	0	0	0	0	75.544
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	16.784	0	0	0	0	0	16.784
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	111.536	0	0	0	0	0	111.536
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	61.964	0	0	0	0	0	61.964
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	37.176	0	0	0	0	0	37.176
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	24.788	0	0	0	0	0	24.788
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	21.068	0	0	0	0	0	21.068
401	06	95	00	Otros aportes legales por personal contratado	14.268	0	0	0	0	0	14.268
401	07	00	00	Asistencia socio-económica	1.564.189	0	0	0	0	0	1.564.189
401	07	02	00	Becas a empleados	151.200	0	0	0	0	0	151.200
401	07	03	00	Ayudas por matrimonio a empleados	4.644	0	0	0	0	0	4.644
401	07	04	00	Ayudas por nacimiento de hijos a empleados	9.288	0	0	0	0	0	9.288
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	708.104	0	0	0	0	0	708.104
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	221.056	0	0	0	0	0	221.056
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	84.273	0	0	0	0	0	84.273
401	07	33	00	Asistencia socio-económica al personal contratado	184.684	0	0	0	0	0	184.684
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	185.888	0	0	0	0	0	185.888
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	15.052	0	0	0	0	0	15.052

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113774 350144000 PROFUNDIZACIÓN DEL NUEVO MODELO EDUCATIVO UNIVERSITARIO

OBJETIVO DEL PROYECTO: IMPULSAR EL NUEVO MODELO EDUCATIVO, CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN.

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	00	00	Prestaciones sociales e indemnizaciones	3.149.916	0	0	0	0	0	3.149.916
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.125.844	0	0	0	0	0	2.125.844
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	387.224	0	0	0	0	0	387.224
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	636.848	0	0	0	0	0	636.848
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.032.259**	**0**	**0**	**0**	**0**	**0**	**1.032.259**
402	01	00	00	Productos alimenticios y agropecuarios	694.711	0	0	0	0	0	694.711
402	01	01	00	Alimentos y bebidas para personas	694.711	0	0	0	0	0	694.711
402	03	00	00	Textiles y vestuarios	10.500	0	0	0	0	0	10.500
402	03	01	00	Textiles	10.500	0	0	0	0	0	10.500
402	05	00	00	Productos de papel, cartón e impresos	111.548	0	0	0	0	0	111.548
402	05	03	00	Productos de papel y cartón para oficina	111.548	0	0	0	0	0	111.548
402	10	00	00	Productos varios y útiles diversos	95.500	0	0	0	0	0	95.500
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.600	0	0	0	0	0	10.600
402	10	08	00	Materiales para equipos de computación	84.900	0	0	0	0	0	84.900
402	99	00	00	Otros materiales y suministros	120.000	0	0	0	0	0	120.000
402	99	01	00	Otros materiales y suministros	120.000	0	0	0	0	0	120.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.802.308**	**0**	**0**	**0**	**0**	**0**	**1.802.308**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.020.801	0	0	0	0	0	1.020.801
403	07	01	00	Publicidad y propaganda	185.810	0	0	0	0	0	185.810
403	07	02	00	Imprenta y reproducción	185.810	0	0	0	0	0	185.810
403	07	03	00	Relaciones sociales	649.181	0	0	0	0	0	649.181
403	09	00	00	Viáticos y pasajes	473.516	0	0	0	0	0	473.516
403	09	01	00	Viáticos y pasajes dentro del país	373.500	0	0	0	0	0	373.500
403	09	02	00	Viáticos y pasajes fuera del país	100.016	0	0	0	0	0	100.016
403	18	00	00	Impuestos indirectos	307.991	0	0	0	0	0	307.991
403	18	01	00	Impuesto al valor agregado	307.991	0	0	0	0	0	307.991
404	**00**	**00**	**00**	**Activos reales**	**40.000**	**0**	**0**	**0**	**0**	**0**	**40.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	40.000	0	0	0	0	0	40.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	40.000	0	0	0	0	0	40.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113774 350144000 PROFUNDIZACIÓN DEL NUEVO MODELO EDUCATIVO UNIVERSITARIO

OBJETIVO DEL PROYECTO: IMPULSAR EL NUEVO MODELO EDUCATIVO, CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN.

UNIDAD DE MEDIDA: MODELO

META: 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
407	01	00	00	Transferencias y donaciones corrientes internas	150.000	0	0	0	0	0	150.000
407	01	02	00	Donaciones corrientes internas al sector privado	150.000	0	0	0	0	0	150.000
407	01	02	01	Donaciones corrientes a personas	150.000	0	0	0	0	0	150.000
				Totales	**34.224.873**	**0**	**0**	**0**	**0**	**0**	**34.224.873**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113774 350144000 PROFUNDIZACIÓN DEL NUEVO MODELO EDUCATIVO UNIVERSITARIO

OBJETIVO DEL PROYECTO: IMPULSAR EL NUEVO MODELO EDUCATIVO, CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN.

UNIDAD DE MEDIDA: MODELO

META: 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113774 350144000 PROFUNDIZACIÓN DEL NUEVO MODELO EDUCATIVO UNIVERSITARIO

OBJETIVO DEL PROYECTO: IMPULSAR EL NUEVO MODELO EDUCATIVO, CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN.

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350144001 DESARROLLO DE LA POLÍTICA PARA LA INTEGRACIÓN DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: POLÍTICA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE DESARROLLO ACADÉMICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**31.200.306**	**0**	**0**	**0**	**0**	0	**31.200.306**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.842.292	0	0	0	0	0	4.842.292
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	2.127.404	0	0	0	0	0	2.127.404
401	01	18	00	Remuneraciones al personal contratado	1.139.348	0	0	0	0	0	1.139.348
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	299.100	0	0	0	0	0	299.100
401	01	99	00	Otras retribuciones	1.276.440	0	0	0	0	0	1.276.440
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	319.108	0	0	0	0	0	319.108
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	319.108	0	0	0	0	0	319.108
401	03	00	00	Primas	6.537.830	0	0	0	0	0	6.537.830
401	03	01	00	Primas por mérito a empleados	3.570.632	0	0	0	0	0	3.570.632
401	03	03	00	Primas por hogar a empleados	236.880	0	0	0	0	0	236.880
401	03	04	00	Primas por hijos a empleados	78.020	0	0	0	0	0	78.020
401	03	08	00	Primas de profesionalización a empleados	198.752	0	0	0	0	0	198.752
401	03	09	00	Primas por antigüedad a empleados	30.240	0	0	0	0	0	30.240
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	787.200	0	0	0	0	0	787.200
401	03	47	00	Primas al personal de alto nivel y de dirección	937.358	0	0	0	0	0	937.358
401	03	95	00	Otras primas al personal de alto nivel y de dirección	166.896	0	0	0	0	0	166.896
401	03	97	00	Otras primas a empleados	531.852	0	0	0	0	0	531.852
401	04	00	00	Complementos de sueldos y salarios	8.189.454	0	0	0	0	0	8.189.454
401	04	08	00	Bono compensatorio de alimentación a empleados	1.149.120	0	0	0	0	0	1.149.120
401	04	26	00	Bono compensatorio de alimentación al personal contratado	300.960	0	0	0	0	0	300.960
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	205.200	0	0	0	0	0	205.200
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	890.318	0	0	0	0	0	890.318
401	04	96	00	Otros complementos a empleados	4.394.336	0	0	0	0	0	4.394.336

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113774 350144000 PROFUNDIZACIÓN DEL NUEVO MODELO EDUCATIVO UNIVERSITARIO

OBJETIVO DEL PROYECTO: IMPULSAR EL NUEVO MODELO EDUCATIVO, CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN.

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350144001 DESARROLLO DE LA POLÍTICA PARA LA INTEGRACIÓN DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: POLÍTICA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE DESARROLLO ACADÉMICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	98	00	Otros complementos al personal contratado	1.249.520	0	0	0	0	0	1.249.520
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.257.209	0	0	0	0	0	5.257.209
401	05	01	00	Aguinaldos a empleados	947.650	0	0	0	0	0	947.650
401	05	03	00	Bono vacacional a empleados	2.842.952	0	0	0	0	0	2.842.952
401	05	07	00	Aguinaldos al personal contratado	168.495	0	0	0	0	0	168.495
401	05	08	00	Bono vacacional al personal contratado	303.008	0	0	0	0	0	303.008
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	248.776	0	0	0	0	0	248.776
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	746.328	0	0	0	0	0	746.328
401	06	00	00	Aportes patronales y legales	1.340.308	0	0	0	0	0	1.340.308
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	424.860	0	0	0	0	0	424.860
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	236.032	0	0	0	0	0	236.032
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	141.620	0	0	0	0	0	141.620
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	80.252	0	0	0	0	0	80.252
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	94.416	0	0	0	0	0	94.416
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	75.544	0	0	0	0	0	75.544
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	16.784	0	0	0	0	0	16.784
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	111.536	0	0	0	0	0	111.536
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	61.964	0	0	0	0	0	61.964
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	37.176	0	0	0	0	0	37.176
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	24.788	0	0	0	0	0	24.788
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	21.068	0	0	0	0	0	21.068
401	06	95	00	Otros aportes legales por personal contratado	14.268	0	0	0	0	0	14.268
401	07	00	00	Asistencia socio-económica	1.564.189	0	0	0	0	0	1.564.189

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113774 350144000 PROFUNDIZACIÓN DEL NUEVO MODELO EDUCATIVO UNIVERSITARIO

OBJETIVO DEL PROYECTO: IMPULSAR EL NUEVO MODELO EDUCATIVO, CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN.

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350144001 DESARROLLO DE LA POLÍTICA PARA LA INTEGRACIÓN DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: POLÍTICA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE DESARROLLO ACADÉMICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	02	00	Becas a empleados	151.200	0	0	0	0	0	151.200
401	07	03	00	Ayudas por matrimonio a empleados	4.644	0	0	0	0	0	4.644
401	07	04	00	Ayudas por nacimiento de hijos a empleados	9.288	0	0	0	0	0	9.288
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	708.104	0	0	0	0	0	708.104
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	221.056	0	0	0	0	0	221.056
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	84.273	0	0	0	0	0	84.273
401	07	33	00	Asistencia socio-económica al personal contratado	184.684	0	0	0	0	0	184.684
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	185.888	0	0	0	0	0	185.888
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	15.052	0	0	0	0	0	15.052
401	08	00	00	Prestaciones sociales e indemnizaciones	3.149.916	0	0	0	0	0	3.149.916
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.125.844	0	0	0	0	0	2.125.844
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	387.224	0	0	0	0	0	387.224
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	636.848	0	0	0	0	0	636.848
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**359.800**	**0**	**0**	**0**	**0**	0	**359.800**
402	01	00	00	Productos alimenticios y agropecuarios	154.000	0	0	0	0	0	154.000
402	01	01	00	Alimentos y bebidas para personas	154.000	0	0	0	0	0	154.000
402	05	00	00	Productos de papel, cartón e impresos	42.900	0	0	0	0	0	42.900
402	05	03	00	Productos de papel y cartón para oficina	42.900	0	0	0	0	0	42.900
402	10	00	00	Productos varios y útiles diversos	42.900	0	0	0	0	0	42.900
402	10	08	00	Materiales para equipos de computación	42.900	0	0	0	0	0	42.900
402	99	00	00	Otros materiales y suministros	120.000	0	0	0	0	0	120.000
402	99	01	00	Otros materiales y suministros	120.000	0	0	0	0	0	120.000
403	**00**	**00**	**00**	**Servicios no personales**	**546.616**	**0**	**0**	**0**	**0**	0	**546.616**
403	07	00	00	Servicios de información, impresión y relaciones públicas	300.000	0	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113774 350144000 PROFUNDIZACIÓN DEL NUEVO MODELO EDUCATIVO UNIVERSITARIO

OBJETIVO DEL PROYECTO: IMPULSAR EL NUEVO MODELO EDUCATIVO, CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN.

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 350144001 DESARROLLO DE LA POLÍTICA PARA LA INTEGRACIÓN DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: POLÍTICA **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE DESARROLLO ACADÉMICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	03	00	Relaciones sociales	300.000	0	0	0	0	0	300.000
403	09	00	00	Viáticos y pasajes	149.500	0	0	0	0	0	149.500
403	09	01	00	Viáticos y pasajes dentro del pais	149.500	0	0	0	0	0	149.500
403	18	00	00	Impuestos indirectos	97.116	0	0	0	0	0	97.116
403	18	01	00	Impuesto al valor agregado	97.116	0	0	0	0	0	97.116
				Totales	**32.106.722**	**0**	**0**	**0**	**0**	0	**32.106.722**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113774 350144000 PROFUNDIZACIÓN DEL NUEVO MODELO EDUCATIVO UNIVERSITARIO

OBJETIVO DEL PROYECTO: IMPULSAR EL NUEVO MODELO EDUCATIVO, CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN.

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350144002 APOYO A LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA EN EL MARCO DE LA MISIÓN SUCRE Y MISIÓN ALMA MATER

UNIDAD DE MEDIDA: ENCUENTRO **META:** 6

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO ACADÉMICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**358.648**	**0**	**0**	**0**	**0**	0	**358.648**
402	01	00	00	Productos alimenticios y agropecuarios	248.000	0	0	0	0	0	248.000
402	01	01	00	Alimentos y bebidas para personas	248.000	0	0	0	0	0	248.000
402	05	00	00	Productos de papel, cartón e impresos	68.648	0	0	0	0	0	68.648
402	05	03	00	Productos de papel y cartón para oficina	68.648	0	0	0	0	0	68.648
402	10	00	00	Productos varios y útiles diversos	42.000	0	0	0	0	0	42.000
402	10	08	00	Materiales para equipos de computación	42.000	0	0	0	0	0	42.000
403	**00**	**00**	**00**	**Servicios no personales**	**589.598**	**0**	**0**	**0**	**0**	0	**589.598**
403	07	00	00	Servicios de información, impresión y relaciones públicas	380.000	0	0	0	0	0	380.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	180.000	0	0	0	0	0	180.000
403	09	00	00	Viáticos y pasajes	108.000	0	0	0	0	0	108.000
403	09	01	00	Viáticos y pasajes dentro del país	108.000	0	0	0	0	0	108.000
403	18	00	00	Impuestos indirectos	101.598	0	0	0	0	0	101.598
403	18	01	00	Impuesto al valor agregado	101.598	0	0	0	0	0	101.598
407	**00**	**00**	**00**	**Transferencias y donaciones**	**150.000**	**0**	**0**	**0**	**0**	0	**150.000**
407	01	00	00	Transferencias y donaciones corrientes internas	150.000	0	0	0	0	0	150.000
407	01	02	00	Donaciones corrientes internas al sector privado	150.000	0	0	0	0	0	150.000
407	01	02	01	Donaciones corrientes a personas	150.000	0	0	0	0	0	150.000
				Totales	**1.098.246**	**0**	**0**	**0**	**0**	0	**1.098.246**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113774 350144000 PROFUNDIZACIÓN DEL NUEVO MODELO EDUCATIVO UNIVERSITARIO

OBJETIVO DEL PROYECTO: IMPULSAR EL NUEVO MODELO EDUCATIVO, CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN.

UNIDAD DE MEDIDA: MODELO **META:** 1

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 350144003 FORMULACIÓN COLECTIVA DE PLANES PARA LA TRANSFORMACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: *PLAN* **META:** 1

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO ACADÉMICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**313.811**	**0**	**0**	**0**	**0**	0	**313.811**
402	01	00	00	Productos alimenticios y agropecuarios	292.711	0	0	0	0	0	292.711
402	01	01	00	Alimentos y bebidas para personas	292.711	0	0	0	0	0	292.711
402	03	00	00	Textiles y vestuarios	10.500	0	0	0	0	0	10.500
402	03	01	00	Textiles	10.500	0	0	0	0	0	10.500
402	10	00	00	Productos varios y útiles diversos	10.600	0	0	0	0	0	10.600
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.600	0	0	0	0	0	10.600
403	**00**	**00**	**00**	**Servicios no personales**	**666.094**	**0**	**0**	**0**	**0**	0	**666.094**
403	07	00	00	Servicios de información, impresión y relaciones públicas	340.801	0	0	0	0	0	340.801
403	07	01	00	Publicidad y propaganda	85.810	0	0	0	0	0	85.810
403	07	02	00	Imprenta y reproducción	85.810	0	0	0	0	0	85.810
403	07	03	00	Relaciones sociales	169.181	0	0	0	0	0	169.181
403	09	00	00	Viáticos y pasajes	216.016	0	0	0	0	0	216.016
403	09	01	00	Viáticos y pasajes dentro del país	116.000	0	0	0	0	0	116.000
403	09	02	00	Viáticos y pasajes fuera del país	100.016	0	0	0	0	0	100.016
403	18	00	00	Impuestos indirectos	109.277	0	0	0	0	0	109.277
403	18	01	00	Impuesto al valor agregado	109.277	0	0	0	0	0	109.277
404	**00**	**00**	**00**	**Activos reales**	**40.000**	**0**	**0**	**0**	**0**	0	**40.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	40.000	0	0	0	0	0	40.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	40.000	0	0	0	0	0	40.000
				Totales	**1.019.905**	**0**	**0**	**0**	**0**	0	**1.019.905**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114528 350145000 DESARROLLO DE POLÍTICAS PARA LA ATENCIÓN INTEGRAL AL ESTUDIANTE UNIVERSITARIO EN EL MARCO DE LA TRANSFORMACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: JORNADA

META: 114

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE POLÍTICAS ESTUDIANTILES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**28.437.934**	**0**	**0**	**0**	**0**	**0**	**28.437.934**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.670.540	0	0	0	0	0	4.670.540
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.849.984	0	0	0	0	0	1.849.984
401	01	18	00	Remuneraciones al personal contratado	1.488.680	0	0	0	0	0	1.488.680
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	221.884	0	0	0	0	0	221.884
401	01	99	00	Otras retribuciones	1.109.992	0	0	0	0	0	1.109.992
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	277.500	0	0	0	0	0	277.500
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	277.500	0	0	0	0	0	277.500
401	03	00	00	Primas	5.479.938	0	0	0	0	0	5.479.938
401	03	01	00	Primas por mérito a empleados	3.119.760	0	0	0	0	0	3.119.760
401	03	03	00	Primas por hogar a empleados	205.860	0	0	0	0	0	205.860
401	03	04	00	Primas por hijos a empleados	67.800	0	0	0	0	0	67.800
401	03	08	00	Primas de profesionalización a empleados	192.480	0	0	0	0	0	192.480
401	03	09	00	Primas por antigüedad a empleados	26.280	0	0	0	0	0	26.280
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	585.600	0	0	0	0	0	585.600
401	03	47	00	Primas al personal de alto nivel y de dirección	696.326	0	0	0	0	0	696.326
401	03	95	00	Otras primas al personal de alto nivel y de dirección	123.336	0	0	0	0	0	123.336
401	03	97	00	Otras primas a empleados	462.496	0	0	0	0	0	462.496
401	04	00	00	Complementos de sueldos y salarios	7.754.858	0	0	0	0	0	7.754.858
401	04	08	00	Bono compensatorio de alimentación a empleados	998.640	0	0	0	0	0	998.640
401	04	26	00	Bono compensatorio de alimentación al personal contratado	465.120	0	0	0	0	0	465.120
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	150.480	0	0	0	0	0	150.480
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	674.162	0	0	0	0	0	674.162
401	04	96	00	Otros complementos a empleados	3.696.880	0	0	0	0	0	3.696.880
401	04	98	00	Otros complementos al personal contratado	1.769.576	0	0	0	0	0	1.769.576
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.771.993	0	0	0	0	0	4.771.993
401	05	01	00	Aguinaldos a empleados	827.989	0	0	0	0	0	827.989
401	05	03	00	Bono vacacional a empleados	2.483.964	0	0	0	0	0	2.483.964

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114528 350145000 DESARROLLO DE POLÍTICAS PARA LA ATENCIÓN INTEGRAL AL ESTUDIANTE UNIVERSITARIO EN EL MARCO DE LA TRANSFORMACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: JORNADA

META: 114

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE POLÍTICAS ESTUDIANTILES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	07	00	Aguinaldos al personal contratado	238.622	0	0	0	0	0	238.622
401	05	08	00	Bono vacacional al personal contratado	482.192	0	0	0	0	0	482.192
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	184.806	0	0	0	0	0	184.806
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	554.420	0	0	0	0	0	554.420
401	06	00	00	Aportes patronales y legales	1.195.312	0	0	0	0	0	1.195.312
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	371.212	0	0	0	0	0	371.212
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	206.232	0	0	0	0	0	206.232
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	123.740	0	0	0	0	0	123.740
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	70.120	0	0	0	0	0	70.120
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	82.492	0	0	0	0	0	82.492
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	106.980	0	0	0	0	0	106.980
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	23.772	0	0	0	0	0	23.772
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	82.852	0	0	0	0	0	82.852
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	46.028	0	0	0	0	0	46.028
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	27.616	0	0	0	0	0	27.616
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	18.412	0	0	0	0	0	18.412
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	15.648	0	0	0	0	0	15.648
401	06	95	00	Otros aportes legales por personal contratado	20.208	0	0	0	0	0	20.208
401	07	00	00	Asistencia socio-económica	1.433.585	0	0	0	0	0	1.433.585
401	07	02	00	Becas a empleados	131.400	0	0	0	0	0	131.400
401	07	03	00	Ayudas por matrimonio a empleados	4.644	0	0	0	0	0	4.644
401	07	04	00	Ayudas por nacimiento de hijos a empleados	9.288	0	0	0	0	0	9.288
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	618.688	0	0	0	0	0	618.688
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	176.472	0	0	0	0	0	176.472
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	73.237	0	0	0	0	0	73.237
401	07	33	00	Asistencia socio-económica al personal contratado	192.236	0	0	0	0	0	192.236
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	216.584	0	0	0	0	0	216.584

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114528 350145000 DESARROLLO DE POLÍTICAS PARA LA ATENCIÓN INTEGRAL AL ESTUDIANTE UNIVERSITARIO EN EL MARCO DE LA TRANSFORMACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: JORNADA

META: 114

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE POLÍTICAS ESTUDIANTILES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	11.036	0	0	0	0	0	11.036
401	08	00	00	Prestaciones sociales e indemnizaciones	2.854.208	0	0	0	0	0	2.854.208
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.819.576	0	0	0	0	0	1.819.576
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	561.548	0	0	0	0	0	561.548
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	473.084	0	0	0	0	0	473.084
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**480.926**	**0**	**0**	**0**	**0**	**0**	**480.926**
402	01	00	00	Productos alimenticios y agropecuarios	372.718	0	0	0	0	0	372.718
402	01	01	00	Alimentos y bebidas para personas	372.718	0	0	0	0	0	372.718
402	03	00	00	Textiles y vestuarios	30.000	0	0	0	0	0	30.000
402	03	02	00	Prendas de vestir	30.000	0	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	33.356	0	0	0	0	0	33.356
402	05	03	00	Productos de papel y cartón para oficina	20.956	0	0	0	0	0	20.956
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	12.400	0	0	0	0	0	12.400
402	06	00	00	Productos químicos y derivados	10.100	0	0	0	0	0	10.100
402	06	03	00	Tintas, pinturas y colorantes	10.100	0	0	0	0	0	10.100
402	10	00	00	Productos varios y útiles diversos	34.752	0	0	0	0	0	34.752
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	14.250	0	0	0	0	0	14.250
402	10	08	00	Materiales para equipos de computación	20.502	0	0	0	0	0	20.502
403	**00**	**00**	**00**	**Servicios no personales**	**1.855.343**	**0**	**0**	**0**	**0**	**0**	**1.855.343**
403	01	00	00	Alquileres de inmuebles	51.012	0	0	0	0	0	51.012
403	01	01	00	Alquileres de edificios y locales	51.012	0	0	0	0	0	51.012
403	02	00	00	Alquileres de maquinaria y equipos	361.503	0	0	0	0	0	361.503
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	361.503	0	0	0	0	0	361.503
403	07	00	00	Servicios de información, impresión y relaciones públicas	957.883	0	0	0	0	0	957.883
403	07	01	00	Publicidad y propaganda	708.023	0	0	0	0	0	708.023
403	07	02	00	Imprenta y reproducción	90.900	0	0	0	0	0	90.900
403	07	03	00	Relaciones sociales	123.960	0	0	0	0	0	123.960
403	07	04	00	Avisos	35.000	0	0	0	0	0	35.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114528 350145000 DESARROLLO DE POLÍTICAS PARA LA ATENCIÓN INTEGRAL AL ESTUDIANTE UNIVERSITARIO EN EL MARCO DE LA TRANSFORMACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: JORNADA

META: 114

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE POLÍTICAS ESTUDIANTILES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	194.630	0	0	0	0	0	194.630
403	09	01	00	Viáticos y pasajes dentro del país	194.630	0	0	0	0	0	194.630
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	250.315	0	0	0	0	0	250.315
403	18	01	00	Impuesto al valor agregado	250.315	0	0	0	0	0	250.315
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.073.000**	**0**	**0**	**0**	**0**	**0**	**1.073.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.073.000	0	0	0	0	0	1.073.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.073.000	0	0	0	0	0	1.073.000
407	01	02	01	Donaciones corrientes a personas	1.073.000	0	0	0	0	0	1.073.000
				Totales	**31.847.203**	**0**	**0**	**0**	**0**	**0**	**31.847.203**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114528 350145000 DESARROLLO DE POLÍTICAS PARA LA ATENCIÓN INTEGRAL AL ESTUDIANTE UNIVERSITARIO EN EL MARCO DE LA TRANSFORMACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: JORNADA

META: 114

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE POLÍTICAS ESTUDIANTILES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114528 350145000 DESARROLLO DE POLÍTICAS PARA LA ATENCIÓN INTEGRAL AL ESTUDIANTE UNIVERSITARIO EN EL MARCO DE LA TRANSFORMACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: JORNADA **META:** 114

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE POLÍTICAS ESTUDIANTILES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 350145001 FORTALECER LA FORMACIÓN ACADÉMICA Y CALIDAD DE VIDA, A TRAVÉS DEL APOYO A LAS INICIATIVAS Y NECESIDADES ESTUDIANTILES.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 16

RESPONSABLE/EJECUTOR: DESPACHO DEL VICE MINISTRO DE POLÍTICAS ESTUDIANTÍLES / OFICINA DE ATENCIÓN AL ESTUDIANTE UNIVERSITARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**28.437.934**	**0**	**0**	**0**	**0**	0	**28.437.934**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.670.540	0	0	0	0	0	4.670.540
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.849.984	0	0	0	0	0	1.849.984
401	01	18	00	Remuneraciones al personal contratado	1.488.680	0	0	0	0	0	1.488.680
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	221.884	0	0	0	0	0	221.884
401	01	99	00	Otras retribuciones	1.109.992	0	0	0	0	0	1.109.992
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	277.500	0	0	0	0	0	277.500
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	277.500	0	0	0	0	0	277.500
401	03	00	00	Primas	5.479.938	0	0	0	0	0	5.479.938
401	03	01	00	Primas por mérito a empleados	3.119.760	0	0	0	0	0	3.119.760
401	03	03	00	Primas por hogar a empleados	205.860	0	0	0	0	0	205.860
401	03	04	00	Primas por hijos a empleados	67.800	0	0	0	0	0	67.800
401	03	08	00	Primas de profesionalización a empleados	192.480	0	0	0	0	0	192.480
401	03	09	00	Primas por antigüedad a empleados	26.280	0	0	0	0	0	26.280
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	585.600	0	0	0	0	0	585.600
401	03	47	00	Primas al personal de alto nivel y de dirección	696.326	0	0	0	0	0	696.326
401	03	95	00	Otras primas al personal de alto nivel y de dirección	123.336	0	0	0	0	0	123.336
401	03	97	00	Otras primas a empleados	462.496	0	0	0	0	0	462.496
401	04	00	00	Complementos de sueldos y salarios	7.754.858	0	0	0	0	0	7.754.858
401	04	08	00	Bono compensatorio de alimentación a empleados	998.640	0	0	0	0	0	998.640
401	04	26	00	Bono compensatorio de alimentación al personal contratado	465.120	0	0	0	0	0	465.120
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	150.480	0	0	0	0	0	150.480

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114528 350145000 DESARROLLO DE POLÍTICAS PARA LA ATENCIÓN INTEGRAL AL ESTUDIANTE UNIVERSITARIO EN EL MARCO DE LA TRANSFORMACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: JORNADA **META:** 114

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE POLÍTICAS ESTUDIANTILES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350145001 FORTALECER LA FORMACIÓN ACADÉMICA Y CALIDAD DE VIDA, A TRAVÉS DEL APOYO A LAS INICIATIVAS Y NECESIDADES ESTUDIANTILES.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 16

RESPONSABLE/EJECUTOR: DESPACHO DEL VICE MINISTRO DE POLÍTICAS ESTUDIANTÍLES / OFICINA DE ATENCIÓN AL ESTUDIANTE UNIVERSITARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	674.162	0	0	0	0	0	674.162
401	04	96	00	Otros complementos a empleados	3.696.880	0	0	0	0	0	3.696.880
401	04	98	00	Otros complementos al personal contratado	1.769.576	0	0	0	0	0	1.769.576
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.771.993	0	0	0	0	0	4.771.993
401	05	01	00	Aguinaldos a empleados	827.989	0	0	0	0	0	827.989
401	05	03	00	Bono vacacional a empleados	2.483.964	0	0	0	0	0	2.483.964
401	05	07	00	Aguinaldos al personal contratado	238.622	0	0	0	0	0	238.622
401	05	08	00	Bono vacacional al personal contratado	482.192	0	0	0	0	0	482.192
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	184.806	0	0	0	0	0	184.806
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	554.420	0	0	0	0	0	554.420
401	06	00	00	Aportes patronales y legales	1.195.312	0	0	0	0	0	1.195.312
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	371.212	0	0	0	0	0	371.212
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	206.232	0	0	0	0	0	206.232
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	123.740	0	0	0	0	0	123.740
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	70.120	0	0	0	0	0	70.120
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	82.492	0	0	0	0	0	82.492
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	106.980	0	0	0	0	0	106.980
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	23.772	0	0	0	0	0	23.772
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	82.852	0	0	0	0	0	82.852
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	46.028	0	0	0	0	0	46.028
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	27.616	0	0	0	0	0	27.616

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114528 350145000 DESARROLLO DE POLÍTICAS PARA LA ATENCIÓN INTEGRAL AL ESTUDIANTE UNIVERSITARIO EN EL MARCO DE LA TRANSFORMACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: JORNADA **META:** 114

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE POLÍTICAS ESTUDIANTILES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350145001 FORTALECER LA FORMACIÓN ACADÉMICA Y CALIDAD DE VIDA, A TRAVÉS DEL APOYO A LAS INICIATIVAS Y NECESIDADES ESTUDIANTILES.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 16

RESPONSABLE/EJECUTOR: DESPACHO DEL VICE MINISTRO DE POLÍTICAS ESTUDIANTÍLES / OFICINA DE ATENCIÓN AL ESTUDIANTE UNIVERSITARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	18.412	0	0	0	0	0	18.412
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	15.648	0	0	0	0	0	15.648
401	06	95	00	Otros aportes legales por personal contratado	20.208	0	0	0	0	0	20.208
401	07	00	00	Asistencia socio-económica	1.433.585	0	0	0	0	0	1.433.585
401	07	02	00	Becas a empleados	131.400	0	0	0	0	0	131.400
401	07	03	00	Ayudas por matrimonio a empleados	4.644	0	0	0	0	0	4.644
401	07	04	00	Ayudas por nacimiento de hijos a empleados	9.288	0	0	0	0	0	9.288
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	618.688	0	0	0	0	0	618.688
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	176.472	0	0	0	0	0	176.472
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	73.237	0	0	0	0	0	73.237
401	07	33	00	Asistencia socio-económica al personal contratado	192.236	0	0	0	0	0	192.236
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	216.584	0	0	0	0	0	216.584
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	11.036	0	0	0	0	0	11.036
401	08	00	00	Prestaciones sociales e indemnizaciones	2.854.208	0	0	0	0	0	2.854.208
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.819.576	0	0	0	0	0	1.819.576
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	561.548	0	0	0	0	0	561.548
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	473.084	0	0	0	0	0	473.084
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**78.650**	**0**	**0**	**0**	**0**	0	**78.650**
402	01	00	00	Productos alimenticios y agropecuarios	78.650	0	0	0	0	0	78.650
402	01	01	00	Alimentos y bebidas para personas	78.650	0	0	0	0	0	78.650
403	**00**	**00**	**00**	**Servicios no personales**	**313.990**	**0**	**0**	**0**	**0**	0	**313.990**
403	02	00	00	Alquileres de maquinaria y equipos	114.521	0	0	0	0	0	114.521

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114528 350145000 DESARROLLO DE POLÍTICAS PARA LA ATENCIÓN INTEGRAL AL ESTUDIANTE UNIVERSITARIO EN EL MARCO DE LA TRANSFORMACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: JORNADA **META:** 114

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE POLÍTICAS ESTUDIANTILES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350145001 FORTALECER LA FORMACIÓN ACADÉMICA Y CALIDAD DE VIDA, A TRAVÉS DEL APOYO A LAS INICIATIVAS Y NECESIDADES ESTUDIANTILES.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 16

RESPONSABLE/EJECUTOR: DESPACHO DEL VICE MINISTRO DE POLÍTICAS ESTUDIANTÍLES / OFICINA DE ATENCIÓN AL ESTUDIANTE UNIVERSITARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	114.521	0	0	0	0	0	114.521
403	07	00	00	Servicios de información, impresión y relaciones públicas	67.400	0	0	0	0	0	67.400
403	07	01	00	Publicidad y propaganda	67.400	0	0	0	0	0	67.400
403	09	00	00	Viáticos y pasajes	50.000	0	0	0	0	0	50.000
403	09	01	00	Viáticos y pasajes dentro del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	42.069	0	0	0	0	0	42.069
403	18	01	00	Impuesto al valor agregado	42.069	0	0	0	0	0	42.069
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.073.000**	**0**	**0**	**0**	**0**	0	**1.073.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.073.000	0	0	0	0	0	1.073.000
407	01	02	00	Donaciones corrientes internas al sector privado	1.073.000	0	0	0	0	0	1.073.000
407	01	02	01	Donaciones corrientes a personas	1.073.000	0	0	0	0	0	1.073.000
				Totales	**29.903.574**	**0**	**0**	**0**	**0**	0	**29.903.574**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114528 350145000 DESARROLLO DE POLÍTICAS PARA LA ATENCIÓN INTEGRAL AL ESTUDIANTE UNIVERSITARIO EN EL MARCO DE LA TRANSFORMACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: JORNADA

META: 114

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE POLÍTICAS ESTUDIANTILES

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 350145002 BRINDAR ASESORÍA A LAS Y LOS ESTUDIANTES UNIVERSITARIOS EN LAS ÁREAS ACADÉMICAS, ADMINISTRATIVAS Y DE DEFENSORÍA LEGAL DE SUS DERECHOS.

UNIDAD DE MEDIDA: ASESORÍA

META: 70

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE POLÍTICAS ESTUDIANTÍLES / OFICINA DE ATENCIÓN AL ESTUDIANTE UNIVERSITARIO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**105.568**	**0**	**0**	**0**	**0**	0	**105.568**
402	01	00	00	Productos alimenticios y agropecuarios	105.568	0	0	0	0	0	105.568
402	01	01	00	Alimentos y bebidas para personas	105.568	0	0	0	0	0	105.568
403	**00**	**00**	**00**	**Servicios no personales**	**293.439**	**0**	**0**	**0**	**0**	0	**293.439**
403	02	00	00	Alquileres de maquinaria y equipos	58.982	0	0	0	0	0	58.982
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	58.982	0	0	0	0	0	58.982
403	07	00	00	Servicios de información, impresión y relaciones públicas	164.600	0	0	0	0	0	164.600
403	07	01	00	Publicidad y propaganda	109.600	0	0	0	0	0	109.600
403	07	02	00	Imprenta y reproducción	25.000	0	0	0	0	0	25.000
403	07	03	00	Relaciones sociales	30.000	0	0	0	0	0	30.000
403	09	00	00	Viáticos y pasajes	27.106	0	0	0	0	0	27.106
403	09	01	00	Viáticos y pasajes dentro del pais	27.106	0	0	0	0	0	27.106
403	18	00	00	Impuestos indirectos	42.751	0	0	0	0	0	42.751
403	18	01	00	Impuesto al valor agregado	42.751	0	0	0	0	0	42.751
				Totales	**399.007**	**0**	**0**	**0**	**0**	0	**399.007**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114528 350145000 DESARROLLO DE POLÍTICAS PARA LA ATENCIÓN INTEGRAL AL ESTUDIANTE UNIVERSITARIO EN EL MARCO DE LA TRANSFORMACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: JORNADA **META:** 114

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE POLÍTICAS ESTUDIANTILES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350145003 ARTICULAR Y APOYAR A LAS DIVERSAS ORGANIZACIONES DEL PODER POPULAR ESTUDIANTIL Y LOS ENTES PÚBLICOS, PARA POTENCIAR LA IMPLEMENTACIÓN DE POLÍTICAS EN BENEFICIO DE LAS Y LOS ESTUDIANTES UNIVERSITARIOS.

UNIDAD DE MEDIDA: REUNIÓN **META:** 22

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE POLÍTICAS ESTUDIANTILES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**259.903**	**0**	**0**	**0**	**0**	0	**259.903**
402	01	00	00	Productos alimenticios y agropecuarios	188.500	0	0	0	0	0	188.500
402	01	01	00	Alimentos y bebidas para personas	188.500	0	0	0	0	0	188.500
402	03	00	00	Textiles y vestuarios	30.000	0	0	0	0	0	30.000
402	03	02	00	Prendas de vestir	30.000	0	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	26.401	0	0	0	0	0	26.401
402	05	03	00	Productos de papel y cartón para oficina	14.001	0	0	0	0	0	14.001
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	12.400	0	0	0	0	0	12.400
402	10	00	00	Productos varios y útiles diversos	15.002	0	0	0	0	0	15.002
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	7.500	0	0	0	0	0	7.500
402	10	08	00	Materiales para equipos de computación	7.502	0	0	0	0	0	7.502
403	**00**	**00**	**00**	**Servicios no personales**	**753.386**	**0**	**0**	**0**	**0**	0	**753.386**
403	01	00	00	Alquileres de inmuebles	51.012	0	0	0	0	0	51.012
403	01	01	00	Alquileres de edificios y locales	51.012	0	0	0	0	0	51.012
403	02	00	00	Alquileres de maquinaria y equipos	108.000	0	0	0	0	0	108.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	108.000	0	0	0	0	0	108.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	418.523	0	0	0	0	0	418.523
403	07	01	00	Publicidad y propaganda	304.423	0	0	0	0	0	304.423
403	07	02	00	Imprenta y reproducción	27.500	0	0	0	0	0	27.500
403	07	03	00	Relaciones sociales	51.600	0	0	0	0	0	51.600
403	07	04	00	Avisos	35.000	0	0	0	0	0	35.000
403	09	00	00	Viáticos y pasajes	67.284	0	0	0	0	0	67.284
403	09	01	00	Viáticos y pasajes dentro del país	67.284	0	0	0	0	0	67.284

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114528 350145000 DESARROLLO DE POLÍTICAS PARA LA ATENCIÓN INTEGRAL AL ESTUDIANTE UNIVERSITARIO EN EL MARCO DE LA TRANSFORMACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: JORNADA **META:** 114

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE POLÍTICAS ESTUDIANTILES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350145003 ARTICULAR Y APOYAR A LAS DIVERSAS ORGANIZACIONES DEL PODER POPULAR ESTUDIANTIL Y LOS ENTES PÚBLICOS, PARA POTENCIAR LA IMPLEMENTACIÓN DE POLÍTICAS EN BENEFICIO DE LAS Y LOS ESTUDIANTES UNIVERSITARIOS.

UNIDAD DE MEDIDA: REUNIÓN **META:** 22

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE POLÍTICAS ESTUDIANTILES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	108.567	0	0	0	0	0	108.567
403	18	01	00	Impuesto al valor agregado	108.567	0	0	0	0	0	108.567
				Totales	**1.013.289**	**0**	**0**	**0**	**0**	0	**1.013.289**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114528 350145000 DESARROLLO DE POLÍTICAS PARA LA ATENCIÓN INTEGRAL AL ESTUDIANTE UNIVERSITARIO EN EL MARCO DE LA TRANSFORMACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: JORNADA **META:** 114

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE POLÍTICAS ESTUDIANTILES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350145004 FORTALECER EL SISTEMA UNIVERSITARIO DE CERTIFICACIÓN Y REGISTRO ESTUDIANTIL (SUCRE), CONJUNTAMENTE CON LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: JORNADA **META:** 6

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE POLÍTICAS ESTUDIANTILES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**36.805**	**0**	**0**	**0**	**0**	0	**36.805**
402	05	00	00	Productos de papel, cartón e impresos	6.955	0	0	0	0	0	6.955
402	05	03	00	Productos de papel y cartón para oficina	6.955	0	0	0	0	0	6.955
402	06	00	00	Productos químicos y derivados	10.100	0	0	0	0	0	10.100
402	06	03	00	Tintas, pinturas y colorantes	10.100	0	0	0	0	0	10.100
402	10	00	00	Productos varios y útiles diversos	19.750	0	0	0	0	0	19.750
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.750	0	0	0	0	0	6.750
402	10	08	00	Materiales para equipos de computación	13.000	0	0	0	0	0	13.000
403	**00**	**00**	**00**	**Servicios no personales**	**494.528**	**0**	**0**	**0**	**0**	0	**494.528**
403	02	00	00	Alquileres de maquinaria y equipos	80.000	0	0	0	0	0	80.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	80.000	0	0	0	0	0	80.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	307.360	0	0	0	0	0	307.360
403	07	01	00	Publicidad y propaganda	226.600	0	0	0	0	0	226.600
403	07	02	00	Imprenta y reproducción	38.400	0	0	0	0	0	38.400
403	07	03	00	Relaciones sociales	42.360	0	0	0	0	0	42.360
403	09	00	00	Viáticos y pasajes	50.240	0	0	0	0	0	50.240
403	09	01	00	Viáticos y pasajes dentro del país	50.240	0	0	0	0	0	50.240
403	18	00	00	Impuestos indirectos	56.928	0	0	0	0	0	56.928
403	18	01	00	Impuesto al valor agregado	56.928	0	0	0	0	0	56.928
				Totales	**531.333**	**0**	**0**	**0**	**0**	0	**531.333**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113728 350146000 CREACIÓN Y TRANSFORMACIÓN DE INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA EN EL MARCO DE LA MISIÓN ALMA MATER

OBJETIVO DEL PROYECTO: MUNICIPALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, EN ESTRECHO VÍNCULO CON CADA UNA DE LAS COMUNIDADES, ASÍ COMO LA DINÁMICA Y EL DESARROLLO DE LOS TERRITORIOS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: MUNICIPALIZACIÓN Y PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN SUPERIOR **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**89.600**	**0**	**0**	**0**	**0**	**0**	**89.600**
402	05	00	00	Productos de papel, cartón e impresos	89.600	0	0	0	0	0	89.600
402	05	03	00	Productos de papel y cartón para oficina	89.600	0	0	0	0	0	89.600
403	**00**	**00**	**00**	**Servicios no personales**	**762.340**	**0**	**0**	**0**	**0**	**0**	**762.340**
403	07	00	00	Servicios de información, impresión y relaciones públicas	402.742	0	0	0	0	0	402.742
403	07	01	00	Publicidad y propaganda	131.034	0	0	0	0	0	131.034
403	07	02	00	Imprenta y reproducción	170.000	0	0	0	0	0	170.000
403	07	03	00	Relaciones sociales	101.708	0	0	0	0	0	101.708
403	09	00	00	Viáticos y pasajes	268.319	0	0	0	0	0	268.319
403	09	01	00	Viáticos y pasajes dentro del país	268.319	0	0	0	0	0	268.319
403	18	00	00	Impuestos indirectos	91.279	0	0	0	0	0	91.279
403	18	01	00	Impuesto al valor agregado	91.279	0	0	0	0	0	91.279
				Totales	**851.940**	**0**	**0**	**0**	**0**	**0**	**851.940**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113728 350146000 CREACIÓN Y TRANSFORMACIÓN DE INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA EN EL MARCO DE LA MISIÓN ALMA MATER

OBJETIVO DEL PROYECTO: MUNICIPALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, EN ESTRECHO VÍNCULO CON CADA UNA DE LAS COMUNIDADES, ASÍ COMO LA DINÁMICA Y EL DESARROLLO DE LOS TERRITORIOS.

UNIDAD DE MEDIDA: DOCUMENTO

META: 3

PRESUPUESTO: 2012

RESPONSABLE/EJECUTOR: MUNICIPALIZACIÓN Y PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN SUPERIOR

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113728 350146000 CREACIÓN Y TRANSFORMACIÓN DE INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA EN EL MARCO DE LA MISIÓN ALMA MATER

OBJETIVO DEL PROYECTO: MUNICIPALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, EN ESTRECHO VÍNCULO CON CADA UNA DE LAS COMUNIDADES, ASÍ COMO LA DINÁMICA Y EL DESARROLLO DE LOS TERRITORIOS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: MUNICIPALIZACIÓN Y PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN SUPERIOR **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 350146001 SEGUIMIENTO A LA CONSOLIDACIÓN DE LAS UNIVERSIDADES CREADAS EN EL MARCO DE LA MISIÓN ALMA MATER

UNIDAD DE MEDIDA: *INFORME* **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MUNICIPALIZACIÓN Y PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN UNIVERSITARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**183.474**	**0**	**0**	**0**	**0**	0	**183.474**
403	07	00	00	Servicios de información, impresión y relaciones públicas	34.216	0	0	0	0	0	34.216
403	07	03	00	Relaciones sociales	34.216	0	0	0	0	0	34.216
403	09	00	00	Viáticos y pasajes	129.600	0	0	0	0	0	129.600
403	09	01	00	Viáticos y pasajes dentro del país	129.600	0	0	0	0	0	129.600
403	18	00	00	Impuestos indirectos	19.658	0	0	0	0	0	19.658
403	18	01	00	Impuesto al valor agregado	19.658	0	0	0	0	0	19.658
				Totales	**183.474**	**0**	**0**	**0**	**0**	0	**183.474**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113728 350146000 CREACIÓN Y TRANSFORMACIÓN DE INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA EN EL MARCO DE LA MISIÓN ALMA MATER

OBJETIVO DEL PROYECTO: MUNICIPALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, EN ESTRECHO VÍNCULO CON CADA UNA DE LAS COMUNIDADES, ASÍ COMO LA DINÁMICA Y EL DESARROLLO DE LOS TERRITORIOS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: MUNICIPALIZACIÓN Y PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN SUPERIOR **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 350146002 DESARROLLO DE LAS ACCIONES NECESARIAS PARA EL FORTALECIMIENTO DE LAS REDES UNIVERSITARIAS PARA LA TRANSFORMACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: INFORME **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MUNICIPALIZACIÓN Y PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN UNIVERSITARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**257.209**	**0**	**0**	**0**	**0**	0	**257.209**
403	07	00	00	Servicios de información, impresión y relaciones públicas	182.131	0	0	0	0	0	182.131
403	07	01	00	Publicidad y propaganda	131.034	0	0	0	0	0	131.034
403	07	03	00	Relaciones sociales	51.097	0	0	0	0	0	51.097
403	09	00	00	Viáticos y pasajes	47.520	0	0	0	0	0	47.520
403	09	01	00	Viáticos y pasajes dentro del país	47.520	0	0	0	0	0	47.520
403	18	00	00	Impuestos indirectos	27.558	0	0	0	0	0	27.558
403	18	01	00	Impuesto al valor agregado	27.558	0	0	0	0	0	27.558
				Totales	**257.209**	**0**	**0**	**0**	**0**	0	**257.209**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113728 350146000 CREACIÓN Y TRANSFORMACIÓN DE INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA EN EL MARCO DE LA MISIÓN ALMA MATER

OBJETIVO DEL PROYECTO: MUNICIPALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, EN ESTRECHO VÍNCULO CON CADA UNA DE LAS COMUNIDADES, ASÍ COMO LA DINÁMICA Y EL DESARROLLO DE LOS TERRITORIOS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: MUNICIPALIZACIÓN Y PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN SUPERIOR **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 350146003 DESARROLLO DE LOS ANÁLISIS Y ESTUDIOS PARA LA PLANIFICACIÓN TERRITORIAL DE LA RED DE EDUCACIÓN UNIVERSITARIA A NIVEL NACIONAL FORTALECIENDO EL DESARROLLO ENDÓGENO

UNIDAD DE MEDIDA: *DOCUMENTO* **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MUNICIPALIZACIÓN Y PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN UNIVERSITARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**89.600**	**0**	**0**	**0**	**0**	0	**89.600**
402	05	00	00	Productos de papel, cartón e impresos	89.600	0	0	0	0	0	89.600
402	05	03	00	Productos de papel y cartón para oficina	89.600	0	0	0	0	0	89.600
403	**00**	**00**	**00**	**Servicios no personales**	**64.512**	**0**	**0**	**0**	**0**	0	**64.512**
403	09	00	00	Viáticos y pasajes	48.000	0	0	0	0	0	48.000
403	09	01	00	Viáticos y pasajes dentro del pais	48.000	0	0	0	0	0	48.000
403	18	00	00	Impuestos indirectos	16.512	0	0	0	0	0	16.512
403	18	01	00	Impuesto al valor agregado	16.512	0	0	0	0	0	16.512
				Totales	**154.112**	**0**	**0**	**0**	**0**	0	**154.112**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113728 350146000 CREACIÓN Y TRANSFORMACIÓN DE INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA EN EL MARCO DE LA MISIÓN ALMA MATER

OBJETIVO DEL PROYECTO: MUNICIPALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA, EN ESTRECHO VÍNCULO CON CADA UNA DE LAS COMUNIDADES, ASÍ COMO LA DINÁMICA Y EL DESARROLLO DE LOS TERRITORIOS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 3

RESPONSABLE/EJECUTOR: MUNICIPALIZACIÓN Y PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN SUPERIOR **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350146004 FOMENTO DEL DESARROLLO Y PRODUCCIÓN DE CONOCIMIENTO PARA GENERAR OPCIONES DE ESTUDIOS Y NUEVAS LÍNEAS DE INVESTIGACIÓN EN CONSONANCIA CON LAS REALIDADES DE CADA LOCALIDAD

UNIDAD DE MEDIDA: DOCUMENTO **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MUNICIPALIZACIÓN Y PLANIFICACIÓN TERRITORIAL DE LA EDUCACIÓN UNIVERSITARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**257.145**	**0**	**0**	**0**	**0**	0	**257.145**
403	07	00	00	Servicios de información, impresión y relaciones públicas	186.395	0	0	0	0	0	186.395
403	07	02	00	Imprenta y reproducción	170.000	0	0	0	0	0	170.000
403	07	03	00	Relaciones sociales	16.395	0	0	0	0	0	16.395
403	09	00	00	Viáticos y pasajes	43.199	0	0	0	0	0	43.199
403	09	01	00	Viáticos y pasajes dentro del país	43.199	0	0	0	0	0	43.199
403	18	00	00	Impuestos indirectos	27.551	0	0	0	0	0	27.551
403	18	01	00	Impuesto al valor agregado	27.551	0	0	0	0	0	27.551
				Totales	**257.145**	**0**	**0**	**0**	**0**	0	**257.145**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114087 350147000 SISTEMA DE INFORMACIÓN DE LA EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: CONSTRUIR UN SISTEMA DE INFORMACIÓN DE LA EDUCACIÓN UNIVERSITARIA FUNDADO EN LA COOPERACIÓN SOLIDARIA, CAPAZ DE VINCULAR LOS ESFUERZOS Y RECURSOS EXISTENTES PARA OBTENER INFORMACIÓN ESTADÍSTICA OFICIAL, OPORTUNA Y ADECUADA

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: ESTADÍSTICA Y ANÁLISIS PROSPECTIVO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**47.000**	**0**	**0**	**0**	**0**	**0**	**47.000**
402	01	00	00	Productos alimenticios y agropecuarios	17.000	0	0	0	0	0	17.000
402	01	01	00	Alimentos y bebidas para personas	17.000	0	0	0	0	0	17.000
402	10	00	00	Productos varios y útiles diversos	30.000	0	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**674.136**	**0**	**0**	**0**	**0**	**0**	**674.136**
403	07	00	00	Servicios de información, impresión y relaciones públicas	404.000	0	0	0	0	0	404.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	115.000	0	0	0	0	0	115.000
403	07	03	00	Relaciones sociales	189.000	0	0	0	0	0	189.000
403	09	00	00	Viáticos y pasajes	181.800	0	0	0	0	0	181.800
403	09	01	00	Viáticos y pasajes dentro del país	131.800	0	0	0	0	0	131.800
403	09	02	00	Viáticos y pasajes fuera del país	50.000	0	0	0	0	0	50.000
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	48.336	0	0	0	0	0	48.336
403	18	01	00	Impuesto al valor agregado	48.336	0	0	0	0	0	48.336
				Totales	**721.136**	**0**	**0**	**0**	**0**	**0**	**721.136**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114087 350147000 SISTEMA DE INFORMACIÓN DE LA EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: CONSTRUIR UN SISTEMA DE INFORMACIÓN DE LA EDUCACIÓN UNIVERSITARIA FUNDADO EN LA COOPERACIÓN SOLIDARIA, CAPAZ DE VINCULAR LOS ESFUERZOS Y RECURSOS EXISTENTES PARA OBTENER INFORMACIÓN ESTADÍSTICA OFICIAL, OPORTUNA Y ADECUADA

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: ESTADÍSTICA Y ANÁLISIS PROSPECTIVO **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114087 350147000 SISTEMA DE INFORMACIÓN DE LA EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: CONSTRUIR UN SISTEMA DE INFORMACIÓN DE LA EDUCACIÓN UNIVERSITARIA FUNDADO EN LA COOPERACIÓN SOLIDARIA, CAPAZ DE VINCULAR LOS ESFUERZOS Y RECURSOS EXISTENTES PARA OBTENER INFORMACIÓN ESTADÍSTICA OFICIAL, OPORTUNA Y ADECUADA

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: ESTADÍSTICA Y ANÁLISIS PROSPECTIVO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350147001 OBSERVATORIO VENEZOLANO DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE ESTADISTICA Y ANALISIS PROSPECTIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**9.000**	**0**	**0**	**0**	**0**	0	**9.000**
402	01	00	00	Productos alimenticios y agropecuarios	9.000	0	0	0	0	0	9.000
402	01	01	00	Alimentos y bebidas para personas	9.000	0	0	0	0	0	9.000
403	**00**	**00**	**00**	**Servicios no personales**	**238.296**	**0**	**0**	**0**	**0**	0	**238.296**
403	07	00	00	Servicios de información, impresión y relaciones públicas	146.000	0	0	0	0	0	146.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	07	03	00	Relaciones sociales	131.000	0	0	0	0	0	131.000
403	09	00	00	Viáticos y pasajes	65.800	0	0	0	0	0	65.800
403	09	01	00	Viáticos y pasajes dentro del país	15.800	0	0	0	0	0	15.800
403	09	02	00	Viáticos y pasajes fuera del país	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	26.496	0	0	0	0	0	26.496
403	18	01	00	Impuesto al valor agregado	26.496	0	0	0	0	0	26.496
				Totales	**247.296**	**0**	**0**	**0**	**0**	0	**247.296**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114087 350147000 SISTEMA DE INFORMACIÓN DE LA EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: CONSTRUIR UN SISTEMA DE INFORMACIÓN DE LA EDUCACIÓN UNIVERSITARIA FUNDADO EN LA COOPERACIÓN SOLIDARIA, CAPAZ DE VINCULAR LOS ESFUERZOS Y RECURSOS EXISTENTES PARA OBTENER INFORMACIÓN ESTADÍSTICA OFICIAL, OPORTUNA Y ADECUADA

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 1

RESPONSABLE/EJECUTOR: ESTADÍSTICA Y ANÁLISIS PROSPECTIVO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350147002 RECOPILACIÓN, PROCESAMIENTO Y DIFUSIÓN DE DATOS E INFORMACIÓN ESTADÍSTICA DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE ESTADISTICAS Y ANALISIS PROPECTIVO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**38.000**	**0**	**0**	**0**	**0**	0	**38.000**
402	01	00	00	Productos alimenticios y agropecuarios	8.000	0	0	0	0	0	8.000
402	01	01	00	Alimentos y bebidas para personas	8.000	0	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	30.000	0	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**435.840**	**0**	**0**	**0**	**0**	0	**435.840**
403	07	00	00	Servicios de información, impresión y relaciones públicas	258.000	0	0	0	0	0	258.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	58.000	0	0	0	0	0	58.000
403	09	00	00	Viáticos y pasajes	116.000	0	0	0	0	0	116.000
403	09	01	00	Viáticos y pasajes dentro del país	116.000	0	0	0	0	0	116.000
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	21.840	0	0	0	0	0	21.840
403	18	01	00	Impuesto al valor agregado	21.840	0	0	0	0	0	21.840
				Totales	**473.840**	**0**	**0**	**0**	**0**	0	**473.840**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113707 350148000 PROGRAMAS NACIONALES DE FORMACIÓN

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO DE EDUCACIÓN, CON CENTRO EN LA FORMACIÓN ÉTICA DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y CON PROPUESTAS FORMATIVAS Y DE TITULACIÓN ADAPTADAS A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 15

RESPONSABLE/EJECUTOR: CURRÍCULO Y PROGRAMAS NACIONALES DE FORMACIÓN **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**546.350**	**0**	**0**	**0**	**0**	**0**	**546.350**
402	01	00	00	Productos alimenticios y agropecuarios	325.350	0	0	0	0	0	325.350
402	01	01	00	Alimentos y bebidas para personas	325.350	0	0	0	0	0	325.350
402	05	00	00	Productos de papel, cartón e impresos	129.000	0	0	0	0	0	129.000
402	05	03	00	Productos de papel y cartón para oficina	129.000	0	0	0	0	0	129.000
402	10	00	00	Productos varios y útiles diversos	92.000	0	0	0	0	0	92.000
402	10	08	00	Materiales para equipos de computación	92.000	0	0	0	0	0	92.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.313.347**	**0**	**0**	**0**	**0**	**0**	**1.313.347**
403	07	00	00	Servicios de información, impresión y relaciones públicas	648.397	0	0	0	0	0	648.397
403	07	01	00	Publicidad y propaganda	145.803	0	0	0	0	0	145.803
403	07	02	00	Imprenta y reproducción	115.000	0	0	0	0	0	115.000
403	07	03	00	Relaciones sociales	307.746	0	0	0	0	0	307.746
403	07	04	00	Avisos	79.848	0	0	0	0	0	79.848
403	09	00	00	Viáticos y pasajes	411.658	0	0	0	0	0	411.658
403	09	01	00	Viáticos y pasajes dentro del país	411.658	0	0	0	0	0	411.658
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	213.292	0	0	0	0	0	213.292
403	18	01	00	Impuesto al valor agregado	213.292	0	0	0	0	0	213.292
404	**00**	**00**	**00**	**Activos reales**	**131.047**	**0**	**0**	**0**	**0**	**0**	**131.047**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	131.047	0	0	0	0	0	131.047
404	09	02	00	Equipos de computación	131.047	0	0	0	0	0	131.047
407	**00**	**00**	**00**	**Transferencias y donaciones**	**435.000**	**0**	**0**	**0**	**0**	**0**	**435.000**
407	01	00	00	Transferencias y donaciones corrientes internas	435.000	0	0	0	0	0	435.000
407	01	02	00	Donaciones corrientes internas al sector privado	435.000	0	0	0	0	0	435.000
407	01	02	01	Donaciones corrientes a personas	435.000	0	0	0	0	0	435.000
				Totales	**2.425.744**	**0**	**0**	**0**	**0**	**0**	**2.425.744**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113707 350148000 PROGRAMAS NACIONALES DE FORMACIÓN

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO DE EDUCACIÓN, CON CENTRO EN LA FORMACIÓN ÉTICA DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y CON PROPUESTAS FORMATIVAS Y DE TITULACIÓN ADAPTADAS A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN

UNIDAD DE MEDIDA: PROGRAMA

META: 15

RESPONSABLE/EJECUTOR: CURRÍCULO Y PROGRAMAS NACIONALES DE FORMACIÓN

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113707 350148000 PROGRAMAS NACIONALES DE FORMACIÓN

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO DE EDUCACIÓN, CON CENTRO EN LA FORMACIÓN ÉTICA DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y CON PROPUESTAS FORMATIVAS Y DE TITULACIÓN ADAPTADAS A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 15

RESPONSABLE/EJECUTOR: CURRÍCULO Y PROGRAMAS NACIONALES DE FORMACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350148001 ARTICULAR ENTRE LOS PROGRAMAS NACIONALES DE FORMACIÓN Y LOS PROGRAMAS DE MISIÓN SUCRE

UNIDAD DE MEDIDA: PROGRAMA **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRÍCULO Y PROGRAMAS NACIONALES DE FORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**35.000**	**0**	**0**	**0**	**0**	0	**35.000**
402	01	00	00	Productos alimenticios y agropecuarios	15.000	0	0	0	0	0	15.000
402	01	01	00	Alimentos y bebidas para personas	15.000	0	0	0	0	0	15.000
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	12.000	0	0	0	0	0	12.000
402	10	08	00	Materiales para equipos de computación	12.000	0	0	0	0	0	12.000
403	**00**	**00**	**00**	**Servicios no personales**	**175.000**	**0**	**0**	**0**	**0**	0	**175.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	92.000	0	0	0	0	0	92.000
403	07	02	00	Imprenta y reproducción	35.000	0	0	0	0	0	35.000
403	07	03	00	Relaciones sociales	57.000	0	0	0	0	0	57.000
403	09	00	00	Viáticos y pasajes	60.500	0	0	0	0	0	60.500
403	09	01	00	Viáticos y pasajes dentro del país	60.500	0	0	0	0	0	60.500
403	18	00	00	Impuestos indirectos	22.500	0	0	0	0	0	22.500
403	18	01	00	Impuesto al valor agregado	22.500	0	0	0	0	0	22.500
				Totales	**210.000**	**0**	**0**	**0**	**0**	0	**210.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113707 350148000 PROGRAMAS NACIONALES DE FORMACIÓN

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO DE EDUCACIÓN, CON CENTRO EN LA FORMACIÓN ÉTICA DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y CON PROPUESTAS FORMATIVAS Y DE TITULACIÓN ADAPTADAS A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 15

RESPONSABLE/EJECUTOR: CURRÍCULO Y PROGRAMAS NACIONALES DE FORMACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350148002 DESARROLLAR EL CURRICULUM DE LOS PROGRAMAS NACIONALES DE FORMACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRÍCULO Y PROGRAMAS NACIONALES DE FORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**175.350**	**0**	**0**	**0**	**0**	0	**175.350**
402	01	00	00	Productos alimenticios y agropecuarios	120.350	0	0	0	0	0	120.350
402	01	01	00	Alimentos y bebidas para personas	120.350	0	0	0	0	0	120.350
402	05	00	00	Productos de papel, cartón e impresos	25.000	0	0	0	0	0	25.000
402	05	03	00	Productos de papel y cartón para oficina	25.000	0	0	0	0	0	25.000
402	10	00	00	Productos varios y útiles diversos	30.000	0	0	0	0	0	30.000
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**460.645**	**0**	**0**	**0**	**0**	0	**460.645**
403	07	00	00	Servicios de información, impresión y relaciones públicas	248.251	0	0	0	0	0	248.251
403	07	01	00	Publicidad y propaganda	58.403	0	0	0	0	0	58.403
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	0	100.000
403	07	04	00	Avisos	39.848	0	0	0	0	0	39.848
403	09	00	00	Viáticos y pasajes	96.430	0	0	0	0	0	96.430
403	09	01	00	Viáticos y pasajes dentro del pais	96.430	0	0	0	0	0	96.430
403	10	00	00	Servicios profesionales y técnicos	40.000	0	0	0	0	0	40.000
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	75.964	0	0	0	0	0	75.964
403	18	01	00	Impuesto al valor agregado	75.964	0	0	0	0	0	75.964
404	**00**	**00**	**00**	**Activos reales**	**73.005**	**0**	**0**	**0**	**0**	0	**73.005**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	73.005	0	0	0	0	0	73.005
404	09	02	00	Equipos de computación	73.005	0	0	0	0	0	73.005
				Totales	**709.000**	**0**	**0**	**0**	**0**	0	**709.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113707 350148000 PROGRAMAS NACIONALES DE FORMACIÓN

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO DE EDUCACIÓN, CON CENTRO EN LA FORMACIÓN ÉTICA DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y CON PROPUESTAS FORMATIVAS Y DE TITULACIÓN ADAPTADAS A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 15

RESPONSABLE/EJECUTOR: CURRÍCULO Y PROGRAMAS NACIONALES DE FORMACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 350148003 DESARROLLAR EL PLAN DE GESTIÓN ACADÉMICA DE LOS PROGRAMAS NACIONALES DE FORMACIÓN

UNIDAD DE MEDIDA: PLAN **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRÍCULO Y PROGRAMAS NACIONALES DE FORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**71.953**	**0**	**0**	**0**	**0**	0	**71.953**
402	01	00	00	Productos alimenticios y agropecuarios	71.953	0	0	0	0	0	71.953
402	01	01	00	Alimentos y bebidas para personas	71.953	0	0	0	0	0	71.953
403	**00**	**00**	**00**	**Servicios no personales**	**210.000**	**0**	**0**	**0**	**0**	0	**210.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	102.400	0	0	0	0	0	102.400
403	07	01	00	Publicidad y propaganda	27.400	0	0	0	0	0	27.400
403	07	02	00	Imprenta y reproducción	30.000	0	0	0	0	0	30.000
403	07	03	00	Relaciones sociales	45.000	0	0	0	0	0	45.000
403	09	00	00	Viáticos y pasajes	73.851	0	0	0	0	0	73.851
403	09	01	00	Viáticos y pasajes dentro del país	73.851	0	0	0	0	0	73.851
403	18	00	00	Impuestos indirectos	33.749	0	0	0	0	0	33.749
403	18	01	00	Impuesto al valor agregado	33.749	0	0	0	0	0	33.749
404	**00**	**00**	**00**	**Activos reales**	**33.047**	**0**	**0**	**0**	**0**	0	**33.047**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	33.047	0	0	0	0	0	33.047
404	09	02	00	Equipos de computación	33.047	0	0	0	0	0	33.047
407	**00**	**00**	**00**	**Transferencias y donaciones**	**435.000**	**0**	**0**	**0**	**0**	0	**435.000**
407	01	00	00	Transferencias y donaciones corrientes internas	435.000	0	0	0	0	0	435.000
407	01	02	00	Donaciones corrientes internas al sector privado	435.000	0	0	0	0	0	435.000
407	01	02	01	Donaciones corrientes a personas	435.000	0	0	0	0	0	435.000
				Totales	**750.000**	**0**	**0**	**0**	**0**	0	**750.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113707 350148000 PROGRAMAS NACIONALES DE FORMACIÓN

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO DE EDUCACIÓN, CON CENTRO EN LA FORMACIÓN ÉTICA DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y CON PROPUESTAS FORMATIVAS Y DE TITULACIÓN ADAPTADAS A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 15

RESPONSABLE/EJECUTOR: CURRÍCULO Y PROGRAMAS NACIONALES DE FORMACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350148004 DESARROLLAR EL PROGRAMA NACIONAL DE FORMACIÓN DE MEDICINA INTEGRAL COMUNITARIA Y OTROS PROGRAMAS EN EL ÁREA DE SALUD

UNIDAD DE MEDIDA: PROGRAMA **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRÍCULO Y PROGRAMAS NACIONALES DE FORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**196.000**	**0**	**0**	**0**	**0**	0	**196.000**
402	01	00	00	Productos alimenticios y agropecuarios	50.000	0	0	0	0	0	50.000
402	01	01	00	Alimentos y bebidas para personas	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	96.000	0	0	0	0	0	96.000
402	05	03	00	Productos de papel y cartón para oficina	96.000	0	0	0	0	0	96.000
402	10	00	00	Productos varios y útiles diversos	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	50.000	0	0	0	0	0	50.000
403	**00**	**00**	**00**	**Servicios no personales**	**140.000**	**0**	**0**	**0**	**0**	0	**140.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	65.000	0	0	0	0	0	65.000
403	07	03	00	Relaciones sociales	25.000	0	0	0	0	0	25.000
403	07	04	00	Avisos	40.000	0	0	0	0	0	40.000
403	09	00	00	Viáticos y pasajes	39.000	0	0	0	0	0	39.000
403	09	01	00	Viáticos y pasajes dentro del país	39.000	0	0	0	0	0	39.000
403	18	00	00	Impuestos indirectos	36.000	0	0	0	0	0	36.000
403	18	01	00	Impuesto al valor agregado	36.000	0	0	0	0	0	36.000
				Totales	**336.000**	**0**	**0**	**0**	**0**	0	**336.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113707 350148000 PROGRAMAS NACIONALES DE FORMACIÓN

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO DE EDUCACIÓN, CON CENTRO EN LA FORMACIÓN ÉTICA DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y CON PROPUESTAS FORMATIVAS Y DE TITULACIÓN ADAPTADAS A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 15

RESPONSABLE/EJECUTOR: CURRÍCULO Y PROGRAMAS NACIONALES DE FORMACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350148005 DISEÑAR EL PLAN DE ACOMPAÑAMIENTO DE LOS PROGRAMAS NACIONALES DE FORMACIÓN AUTORIZADOS

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRÍCULO Y PROGRAMAS NACIONALES DE FORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**35.000**	**0**	**0**	**0**	**0**	0	**35.000**
402	01	00	00	Productos alimenticios y agropecuarios	35.000	0	0	0	0	0	35.000
402	01	01	00	Alimentos y bebidas para personas	35.000	0	0	0	0	0	35.000
403	**00**	**00**	**00**	**Servicios no personales**	**223.744**	**0**	**0**	**0**	**0**	0	**223.744**
403	07	00	00	Servicios de información, impresión y relaciones públicas	90.000	0	0	0	0	0	90.000
403	07	01	00	Publicidad y propaganda	40.000	0	0	0	0	0	40.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	106.022	0	0	0	0	0	106.022
403	09	01	00	Viáticos y pasajes dentro del país	106.022	0	0	0	0	0	106.022
403	18	00	00	Impuestos indirectos	27.722	0	0	0	0	0	27.722
403	18	01	00	Impuesto al valor agregado	27.722	0	0	0	0	0	27.722
				Totales	**258.744**	**0**	**0**	**0**	**0**	0	**258.744**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113707 350148000 PROGRAMAS NACIONALES DE FORMACIÓN

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO DE EDUCACIÓN, CON CENTRO EN LA FORMACIÓN ÉTICA DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y CON PROPUESTAS FORMATIVAS Y DE TITULACIÓN ADAPTADAS A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN

UNIDAD DE MEDIDA: PROGRAMA **META:** 15

RESPONSABLE/EJECUTOR: CURRÍCULO Y PROGRAMAS NACIONALES DE FORMACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350148006 DESARROLLAR EL PROGRAMA NACIONAL DE FORMACIÓN DE EDUCADORAS Y EDUCADORES

UNIDAD DE MEDIDA: PROGRAMA **META:** 2

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CURRÍCULO Y PROGRAMAS NACIONALES DE FORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**33.047**	**0**	**0**	**0**	**0**	0	**33.047**
402	01	00	00	Productos alimenticios y agropecuarios	33.047	0	0	0	0	0	33.047
402	01	01	00	Alimentos y bebidas para personas	33.047	0	0	0	0	0	33.047
403	**00**	**00**	**00**	**Servicios no personales**	**103.958**	**0**	**0**	**0**	**0**	0	**103.958**
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.746	0	0	0	0	0	50.746
403	07	01	00	Publicidad y propaganda	20.000	0	0	0	0	0	20.000
403	07	03	00	Relaciones sociales	30.746	0	0	0	0	0	30.746
403	09	00	00	Viáticos y pasajes	35.855	0	0	0	0	0	35.855
403	09	01	00	Viáticos y pasajes dentro del país	35.855	0	0	0	0	0	35.855
403	18	00	00	Impuestos indirectos	17.357	0	0	0	0	0	17.357
403	18	01	00	Impuesto al valor agregado	17.357	0	0	0	0	0	17.357
404	**00**	**00**	**00**	**Activos reales**	**24.995**	**0**	**0**	**0**	**0**	0	**24.995**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	24.995	0	0	0	0	0	24.995
404	09	02	00	Equipos de computación	24.995	0	0	0	0	0	24.995
				Totales	**162.000**	**0**	**0**	**0**	**0**	0	**162.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114048 350149000 SISTEMA NACIONAL DE ACOMPAÑAMIENTO, SUPERVISIÓN Y SEGUIMIENTO DE EDUCACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO EDUCATIVO CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y ESPECTATIVAS DE FORMACIÓN. FORTALECER NUESTRAS CAPACIDADES PARA LA GENERACIÓN Y SOCIALIZACIÓN DE CONOCIMIENTOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 15

RESPONSABLE/EJECUTOR: SUPERVISIÓN Y SEGUIMIENTO DE INSTITUCIONES DE EDUCACIÓN SUPERIOR **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**148.330**	**0**	**0**	**0**	**0**	**0**	**148.330**
402	01	00	00	Productos alimenticios y agropecuarios	148.330	0	0	0	0	0	148.330
402	01	01	00	Alimentos y bebidas para personas	148.330	0	0	0	0	0	148.330
403	**00**	**00**	**00**	**Servicios no personales**	**2.301.670**	**0**	**0**	**0**	**0**	**0**	**2.301.670**
403	07	00	00	Servicios de información, impresión y relaciones públicas	565.409	0	0	0	0	0	565.409
403	07	01	00	Publicidad y propaganda	53.847	0	0	0	0	0	53.847
403	07	02	00	Imprenta y reproducción	132.339	0	0	0	0	0	132.339
403	07	03	00	Relaciones sociales	379.223	0	0	0	0	0	379.223
403	09	00	00	Viáticos y pasajes	556.293	0	0	0	0	0	556.293
403	09	01	00	Viáticos y pasajes dentro del país	556.293	0	0	0	0	0	556.293
403	10	00	00	Servicios profesionales y técnicos	443.879	0	0	0	0	0	443.879
403	10	07	00	Servicios de capacitación y adiestramiento	443.879	0	0	0	0	0	443.879
403	18	00	00	Impuestos indirectos	296.532	0	0	0	0	0	296.532
403	18	01	00	Impuesto al valor agregado	296.532	0	0	0	0	0	296.532
403	99	00	00	Otros servicios no personales	439.557	0	0	0	0	0	439.557
403	99	01	00	Otros servicios no personales	439.557	0	0	0	0	0	439.557
				Totales	**2.450.000**	**0**	**0**	**0**	**0**	**0**	**2.450.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114048 350149000 SISTEMA NACIONAL DE ACOMPAÑAMIENTO, SUPERVISIÓN Y SEGUIMIENTO DE EDUCACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO EDUCATIVO CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y ESPECTATIVAS DE FORMACIÓN. FORTALECER NUESTRAS CAPACIDADES PARA LA GENERACIÓN Y SOCIALIZACIÓN DE CONOCIMIENTOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 15

RESPONSABLE/EJECUTOR: SUPERVISIÓN Y SEGUIMIENTO DE INSTITUCIONES DE EDUCACIÓN SUPERIOR **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114048 350149000 SISTEMA NACIONAL DE ACOMPAÑAMIENTO, SUPERVISIÓN Y SEGUIMIENTO DE EDUCACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO EDUCATIVO CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y ESPECTATIVAS DE FORMACIÓN. FORTALECER NUESTRAS CAPACIDADES PARA LA GENERACIÓN Y SOCIALIZACIÓN DE CONOCIMIENTOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 15

RESPONSABLE/EJECUTOR: SUPERVISIÓN Y SEGUIMIENTO DE INSTITUCIONES DE EDUCACIÓN SUPERIOR **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 350149001 SUPERVISIÓN, SEGUIMIENTO Y ACOMPAÑAMIENTO A LAS INTITUCIONES DE EDUCACIÓN UNIVERSITARIA OFICIALES

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUPERVISIÓN Y SEGUIMIENTO DE INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**45.267**	**0**	**0**	**0**	**0**	0	**45.267**
402	01	00	00	Productos alimenticios y agropecuarios	45.267	0	0	0	0	0	45.267
402	01	01	00	Alimentos y bebidas para personas	45.267	0	0	0	0	0	45.267
403	**00**	**00**	**00**	**Servicios no personales**	**787.691**	**0**	**0**	**0**	**0**	0	**787.691**
403	07	00	00	Servicios de información, impresión y relaciones públicas	222.022	0	0	0	0	0	222.022
403	07	01	00	Publicidad y propaganda	22.847	0	0	0	0	0	22.847
403	07	02	00	Imprenta y reproducción	39.215	0	0	0	0	0	39.215
403	07	03	00	Relaciones sociales	159.960	0	0	0	0	0	159.960
403	09	00	00	Viáticos y pasajes	393.233	0	0	0	0	0	393.233
403	09	01	00	Viáticos y pasajes dentro del país	393.233	0	0	0	0	0	393.233
403	10	00	00	Servicios profesionales y técnicos	64.625	0	0	0	0	0	64.625
403	10	07	00	Servicios de capacitación y adiestramiento	64.625	0	0	0	0	0	64.625
403	18	00	00	Impuestos indirectos	107.811	0	0	0	0	0	107.811
403	18	01	00	Impuesto al valor agregado	107.811	0	0	0	0	0	107.811
				Totales	**832.958**	**0**	**0**	**0**	**0**	0	**832.958**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114048 350149000 SISTEMA NACIONAL DE ACOMPAÑAMIENTO, SUPERVISIÓN Y SEGUIMIENTO DE EDUCACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO EDUCATIVO CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y ESPECTATIVAS DE FORMACIÓN. FORTALECER NUESTRAS CAPACIDADES PARA LA GENERACIÓN Y SOCIALIZACIÓN DE CONOCIMIENTOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 15

RESPONSABLE/EJECUTOR: SUPERVISIÓN Y SEGUIMIENTO DE INSTITUCIONES DE EDUCACIÓN SUPERIOR **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 350149002 SUPERVISIÒN, SEGUIMIENTO Y ACOMPAÑAMIENTO A LAS INTITUCIONES DE EDUCACIÒN UNIVERSITARIA PRIVADA

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUPERVISIÓN Y SEGUIMIENTO DE INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**51.801**	**0**	**0**	**0**	**0**	0	**51.801**
402	01	00	00	Productos alimenticios y agropecuarios	51.801	0	0	0	0	0	51.801
402	01	01	00	Alimentos y bebidas para personas	51.801	0	0	0	0	0	51.801
403	**00**	**00**	**00**	**Servicios no personales**	**239.418**	**0**	**0**	**0**	**0**	0	**239.418**
403	07	00	00	Servicios de información, impresión y relaciones públicas	67.425	0	0	0	0	0	67.425
403	07	03	00	Relaciones sociales	67.425	0	0	0	0	0	67.425
403	09	00	00	Viáticos y pasajes	139.810	0	0	0	0	0	139.810
403	09	01	00	Viáticos y pasajes dentro del país	139.810	0	0	0	0	0	139.810
403	18	00	00	Impuestos indirectos	32.183	0	0	0	0	0	32.183
403	18	01	00	Impuesto al valor agregado	32.183	0	0	0	0	0	32.183
				Totales	**291.219**	**0**	**0**	**0**	**0**	0	**291.219**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114048 350149000 SISTEMA NACIONAL DE ACOMPAÑAMIENTO, SUPERVISIÓN Y SEGUIMIENTO DE EDUCACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO EDUCATIVO CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y ESPECTATIVAS DE FORMACIÓN. FORTALECER NUESTRAS CAPACIDADES PARA LA GENERACIÓN Y SOCIALIZACIÓN DE CONOCIMIENTOS.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 15

RESPONSABLE/EJECUTOR: SUPERVISIÓN Y SEGUIMIENTO DE INSTITUCIONES DE EDUCACIÓN SUPERIOR **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350149003 CREAR UN SISTEMA DE REGISTRO AUTOMATIZADO DE TITULOS

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE SUPERVISIÓN Y SEGUIMIENTO DE INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**51.262**	**0**	**0**	**0**	**0**	0	**51.262**
402	01	00	00	Productos alimenticios y agropecuarios	51.262	0	0	0	0	0	51.262
402	01	01	00	Alimentos y bebidas para personas	51.262	0	0	0	0	0	51.262
403	**00**	**00**	**00**	**Servicios no personales**	**1.274.561**	**0**	**0**	**0**	**0**	0	**1.274.561**
403	07	00	00	Servicios de información, impresión y relaciones públicas	275.962	0	0	0	0	0	275.962
403	07	01	00	Publicidad y propaganda	31.000	0	0	0	0	0	31.000
403	07	02	00	Imprenta y reproducción	93.124	0	0	0	0	0	93.124
403	07	03	00	Relaciones sociales	151.838	0	0	0	0	0	151.838
403	09	00	00	Viáticos y pasajes	23.250	0	0	0	0	0	23.250
403	09	01	00	Viáticos y pasajes dentro del país	23.250	0	0	0	0	0	23.250
403	10	00	00	Servicios profesionales y técnicos	379.254	0	0	0	0	0	379.254
403	10	07	00	Servicios de capacitación y adiestramiento	379.254	0	0	0	0	0	379.254
403	18	00	00	Impuestos indirectos	156.538	0	0	0	0	0	156.538
403	18	01	00	Impuesto al valor agregado	156.538	0	0	0	0	0	156.538
403	99	00	00	Otros servicios no personales	439.557	0	0	0	0	0	439.557
403	99	01	00	Otros servicios no personales	439.557	0	0	0	0	0	439.557
				Totales	**1.325.823**	**0**	**0**	**0**	**0**	0	**1.325.823**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114106 350150000 SISTEMA NACIONAL DE RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO DE EDUCACIÓN CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN. FORTALECER NUESTRAS CAPACIDADES PARA LA GENERACIÓN Y SOCIALIZACIÓN DE CONOCIMIENTOS

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 15

RESPONSABLE/EJECUTOR: RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**832.000**	**0**	**0**	**0**	**0**	**0**	**832.000**
402	01	00	00	Productos alimenticios y agropecuarios	273.000	0	0	0	0	0	273.000
402	01	01	00	Alimentos y bebidas para personas	273.000	0	0	0	0	0	273.000
402	05	00	00	Productos de papel, cartón e impresos	217.600	0	0	0	0	0	217.600
402	05	03	00	Productos de papel y cartón para oficina	105.000	0	0	0	0	0	105.000
402	05	04	00	Libros, revistas y periódicos	112.600	0	0	0	0	0	112.600
402	10	00	00	Productos varios y útiles diversos	272.000	0	0	0	0	0	272.000
402	10	08	00	Materiales para equipos de computación	272.000	0	0	0	0	0	272.000
402	99	00	00	Otros materiales y suministros	69.400	0	0	0	0	0	69.400
402	99	01	00	Otros materiales y suministros	69.400	0	0	0	0	0	69.400
403	**00**	**00**	**00**	**Servicios no personales**	**2.104.442**	**0**	**0**	**0**	**0**	**0**	**2.104.442**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.414.530	0	0	0	0	0	1.414.530
403	07	01	00	Publicidad y propaganda	285.000	0	0	0	0	0	285.000
403	07	02	00	Imprenta y reproducción	345.000	0	0	0	0	0	345.000
403	07	03	00	Relaciones sociales	546.530	0	0	0	0	0	546.530
403	07	04	00	Avisos	238.000	0	0	0	0	0	238.000
403	09	00	00	Viáticos y pasajes	373.000	0	0	0	0	0	373.000
403	09	01	00	Viáticos y pasajes dentro del país	273.000	0	0	0	0	0	273.000
403	09	02	00	Viáticos y pasajes fuera del país	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	316.912	0	0	0	0	0	316.912
403	18	01	00	Impuesto al valor agregado	316.912	0	0	0	0	0	316.912
				Totales	**2.936.442**	**0**	**0**	**0**	**0**	**0**	**2.936.442**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114106 350150000 SISTEMA NACIONAL DE RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO DE EDUCACIÓN CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN. FORTALECER NUESTRAS CAPACIDADES PARA LA GENERACIÓN Y SOCIALIZACIÓN DE CONOCIMIENTOS

UNIDAD DE MEDIDA: INSTITUCIÓN

META: 15

RESPONSABLE/EJECUTOR: RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114106 350150000 SISTEMA NACIONAL DE RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO DE EDUCACIÓN CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN. FORTALECER NUESTRAS CAPACIDADES PARA LA GENERACIÓN Y SOCIALIZACIÓN DE CONOCIMIENTOS

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 15

RESPONSABLE/EJECUTOR: RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350150001 PLANIFICACIÓN Y SEGUIMIENTO DE LAS POLÍTICAS PARA LA ESTRUCTURACIÓN DE UN SISTEMA NACIONAL DE RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**23.000**	**0**	**0**	**0**	**0**	0	**23.000**
402	01	00	00	Productos alimenticios y agropecuarios	23.000	0	0	0	0	0	23.000
402	01	01	00	Alimentos y bebidas para personas	23.000	0	0	0	0	0	23.000
403	**00**	**00**	**00**	**Servicios no personales**	**171.880**	**0**	**0**	**0**	**0**	0	**171.880**
403	07	00	00	Servicios de información, impresión y relaciones públicas	9.000	0	0	0	0	0	9.000
403	07	03	00	Relaciones sociales	9.000	0	0	0	0	0	9.000
403	09	00	00	Viáticos y pasajes	142.000	0	0	0	0	0	142.000
403	09	01	00	Viáticos y pasajes dentro del país	42.000	0	0	0	0	0	42.000
403	09	02	00	Viáticos y pasajes fuera del país	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	20.880	0	0	0	0	0	20.880
403	18	01	00	Impuesto al valor agregado	20.880	0	0	0	0	0	20.880
				Totales	**194.880**	**0**	**0**	**0**	**0**	0	**194.880**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114106 350150000 SISTEMA NACIONAL DE RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO DE EDUCACIÓN CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN. FORTALECER NUESTRAS CAPACIDADES PARA LA GENERACIÓN Y SOCIALIZACIÓN DE CONOCIMIENTOS

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 15

RESPONSABLE/EJECUTOR: RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350150002 FORTALECIMIENTO DE BIBLIOTECAS FÍSICAS Y CENTROS DE DOCUMENTACIÓN DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: BIBLIOTECA **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**176.000**	**0**	**0**	**0**	**0**	0	**176.000**
402	01	00	00	Productos alimenticios y agropecuarios	47.000	0	0	0	0	0	47.000
402	01	01	00	Alimentos y bebidas para personas	47.000	0	0	0	0	0	47.000
402	05	00	00	Productos de papel, cartón e impresos	112.600	0	0	0	0	0	112.600
402	05	04	00	Libros, revistas y periódicos	112.600	0	0	0	0	0	112.600
402	10	00	00	Productos varios y útiles diversos	7.000	0	0	0	0	0	7.000
402	10	08	00	Materiales para equipos de computación	7.000	0	0	0	0	0	7.000
402	99	00	00	Otros materiales y suministros	9.400	0	0	0	0	0	9.400
402	99	01	00	Otros materiales y suministros	9.400	0	0	0	0	0	9.400
403	**00**	**00**	**00**	**Servicios no personales**	**585.600**	**0**	**0**	**0**	**0**	0	**585.600**
403	07	00	00	Servicios de información, impresión y relaciones públicas	483.000	0	0	0	0	0	483.000
403	07	01	00	Publicidad y propaganda	130.000	0	0	0	0	0	130.000
403	07	02	00	Imprenta y reproducción	130.000	0	0	0	0	0	130.000
403	07	03	00	Relaciones sociales	180.000	0	0	0	0	0	180.000
403	07	04	00	Avisos	43.000	0	0	0	0	0	43.000
403	09	00	00	Viáticos y pasajes	21.000	0	0	0	0	0	21.000
403	09	01	00	Viáticos y pasajes dentro del pais	21.000	0	0	0	0	0	21.000
403	18	00	00	Impuestos indirectos	81.600	0	0	0	0	0	81.600
403	18	01	00	Impuesto al valor agregado	81.600	0	0	0	0	0	81.600
				Totales	**761.600**	**0**	**0**	**0**	**0**	0	**761.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114106 350150000 SISTEMA NACIONAL DE RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO DE EDUCACIÓN CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN. FORTALECER NUESTRAS CAPACIDADES PARA LA GENERACIÓN Y SOCIALIZACIÓN DE CONOCIMIENTOS

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 15

RESPONSABLE/EJECUTOR: RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350150003 FORTALECIMIENTO DE ENTORNOS VIRTUALES PARA LA DEMOCRATIZACIÓN DEL ACCESO A LA INFORMACIÓN EN EL CONTEXTO UNIVERSITARIO

UNIDAD DE MEDIDA: MATERIAL EDUCATIVO **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**198.000**	**0**	**0**	**0**	**0**	0	**198.000**
402	01	00	00	Productos alimenticios y agropecuarios	78.000	0	0	0	0	0	78.000
402	01	01	00	Alimentos y bebidas para personas	78.000	0	0	0	0	0	78.000
402	10	00	00	Productos varios y útiles diversos	60.000	0	0	0	0	0	60.000
402	10	08	00	Materiales para equipos de computación	60.000	0	0	0	0	0	60.000
402	99	00	00	Otros materiales y suministros	60.000	0	0	0	0	0	60.000
402	99	01	00	Otros materiales y suministros	60.000	0	0	0	0	0	60.000
403	**00**	**00**	**00**	**Servicios no personales**	**362.928**	**0**	**0**	**0**	**0**	0	**362.928**
403	07	00	00	Servicios de información, impresión y relaciones públicas	150.000	0	0	0	0	0	150.000
403	07	03	00	Relaciones sociales	150.000	0	0	0	0	0	150.000
403	09	00	00	Viáticos y pasajes	150.000	0	0	0	0	0	150.000
403	09	01	00	Viáticos y pasajes dentro del país	150.000	0	0	0	0	0	150.000
403	18	00	00	Impuestos indirectos	62.928	0	0	0	0	0	62.928
403	18	01	00	Impuesto al valor agregado	62.928	0	0	0	0	0	62.928
				Totales	**560.928**	**0**	**0**	**0**	**0**	0	**560.928**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114106 350150000 SISTEMA NACIONAL DE RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO DE EDUCACIÓN CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDO A LA TRANSFORMACIÓN SOCIAL, LA COMPRENSIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN. FORTALECER NUESTRAS CAPACIDADES PARA LA GENERACIÓN Y SOCIALIZACIÓN DE CONOCIMIENTOS

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 15

RESPONSABLE/EJECUTOR: RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350150004 DESARROLLO DE POLÍTICAS DE SOCIALIZACIÓN DEL CONOCIMIENTO EN EL MARCO DE LA TRANSFORMACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: PUBLICACIÓN **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RECURSOS PARA LA FORMACIÓN Y EL INTERCAMBIO ACADÉMICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**435.000**	**0**	**0**	**0**	**0**	0	**435.000**
402	01	00	00	Productos alimenticios y agropecuarios	125.000	0	0	0	0	0	125.000
402	01	01	00	Alimentos y bebidas para personas	125.000	0	0	0	0	0	125.000
402	05	00	00	Productos de papel, cartón e impresos	105.000	0	0	0	0	0	105.000
402	05	03	00	Productos de papel y cartón para oficina	105.000	0	0	0	0	0	105.000
402	10	00	00	Productos varios y útiles diversos	205.000	0	0	0	0	0	205.000
402	10	08	00	Materiales para equipos de computación	205.000	0	0	0	0	0	205.000
403	**00**	**00**	**00**	**Servicios no personales**	**984.034**	**0**	**0**	**0**	**0**	0	**984.034**
403	07	00	00	Servicios de información, impresión y relaciones públicas	772.530	0	0	0	0	0	772.530
403	07	01	00	Publicidad y propaganda	155.000	0	0	0	0	0	155.000
403	07	02	00	Imprenta y reproducción	215.000	0	0	0	0	0	215.000
403	07	03	00	Relaciones sociales	207.530	0	0	0	0	0	207.530
403	07	04	00	Avisos	195.000	0	0	0	0	0	195.000
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	0	60.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000
403	18	00	00	Impuestos indirectos	151.504	0	0	0	0	0	151.504
403	18	01	00	Impuesto al valor agregado	151.504	0	0	0	0	0	151.504
				Totales	**1.419.034**	**0**	**0**	**0**	**0**	0	**1.419.034**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114421 350151000 SISTEMA NACIONAL DE FORMACIÓN DOCENTE, ESTUDIOS AVANZADOS, INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO EDUCATIVO, CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDA A LA TRANSFORMACIÓN SOCIAL, LA COMPRESIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 18

RESPONSABLE/EJECUTOR: FORMACIÓN DOCENTE POSTGRADO, INVESTIGACIÓN E INNOVACIÓN TECNOLÓGICA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**586.200**	**0**	**0**	**0**	**0**	**0**	**586.200**
402	01	00	00	Productos alimenticios y agropecuarios	296.200	0	0	0	0	0	296.200
402	01	01	00	Alimentos y bebidas para personas	296.200	0	0	0	0	0	296.200
402	05	00	00	Productos de papel, cartón e impresos	140.000	0	0	0	0	0	140.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	05	04	00	Libros, revistas y periódicos	120.000	0	0	0	0	0	120.000
402	06	00	00	Productos químicos y derivados	50.000	0	0	0	0	0	50.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	100.000	0	0	0	0	0	100.000
402	10	08	00	Materiales para equipos de computación	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.445.624**	**0**	**0**	**0**	**0**	**0**	**4.445.624**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.584.000	0	0	0	0	0	3.584.000
403	07	01	00	Publicidad y propaganda	70.000	0	0	0	0	0	70.000
403	07	02	00	Imprenta y reproducción	850.000	0	0	0	0	0	850.000
403	07	03	00	Relaciones sociales	2.464.000	0	0	0	0	0	2.464.000
403	07	04	00	Avisos	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	247.500	0	0	0	0	0	247.500
403	09	01	00	Viáticos y pasajes dentro del país	247.500	0	0	0	0	0	247.500
403	10	00	00	Servicios profesionales y técnicos	75.000	0	0	0	0	0	75.000
403	10	03	00	Servicios de procesamiento de datos	25.000	0	0	0	0	0	25.000
403	10	99	00	Otros servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	539.124	0	0	0	0	0	539.124
403	18	01	00	Impuesto al valor agregado	539.124	0	0	0	0	0	539.124
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.968.176**	**0**	**0**	**0**	**0**	**0**	**1.968.176**
407	01	00	00	Transferencias y donaciones corrientes internas	1.968.176	0	0	0	0	0	1.968.176
407	01	02	00	Donaciones corrientes internas al sector privado	1.968.176	0	0	0	0	0	1.968.176
407	01	02	01	Donaciones corrientes a personas	1.968.176	0	0	0	0	0	1.968.176
				Totales	**7.000.000**	**0**	**0**	**0**	**0**	**0**	**7.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114421 350151000 SISTEMA NACIONAL DE FORMACIÓN DOCENTE, ESTUDIOS AVANZADOS, INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO EDUCATIVO, CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDA A LA TRANSFORMACIÓN SOCIAL, LA COMPRESIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN

UNIDAD DE MEDIDA: INSTITUCIÓN

META: 18

RESPONSABLE/EJECUTOR: FORMACIÓN DOCENTE POSTGRADO, INVESTIGACIÓN E INNOVACIÓN TECNOLÓGICA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114421 350151000 SISTEMA NACIONAL DE FORMACIÓN DOCENTE, ESTUDIOS AVANZADOS, INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO EDUCATIVO, CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDA A LA TRANSFORMACIÓN SOCIAL, LA COMPRESIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 18

RESPONSABLE/EJECUTOR: FORMACIÓN DOCENTE POSTGRADO, INVESTIGACIÓN E INNOVACIÓN TECNOLÓGICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350151001 CONSTITUCIÓN DE SUBSISTEMA NACIONAL DE FORMACIÓN PERMANENTE DEL DOCENTE UNIVERSITARIO

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DOCENTE, POSTGRADO, INVESTIGACIÓN E INNOVACIÓN TECNOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**375.000**	**0**	**0**	**0**	**0**	0	**375.000**
402	01	00	00	Productos alimenticios y agropecuarios	105.000	0	0	0	0	0	105.000
402	01	01	00	Alimentos y bebidas para personas	105.000	0	0	0	0	0	105.000
402	05	00	00	Productos de papel, cartón e impresos	120.000	0	0	0	0	0	120.000
402	05	03	00	Productos de papel y cartón para oficina	20.000	0	0	0	0	0	20.000
402	05	04	00	Libros, revistas y periódicos	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	50.000	0	0	0	0	0	50.000
402	06	03	00	Tintas, pinturas y colorantes	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	100.000	0	0	0	0	0	100.000
402	10	08	00	Materiales para equipos de computación	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.335.400**	**0**	**0**	**0**	**0**	0	**2.335.400**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.870.000	0	0	0	0	0	1.870.000
403	07	01	00	Publicidad y propaganda	70.000	0	0	0	0	0	70.000
403	07	02	00	Imprenta y reproducción	400.000	0	0	0	0	0	400.000
403	07	03	00	Relaciones sociales	1.200.000	0	0	0	0	0	1.200.000
403	07	04	00	Avisos	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	100.000	0	0	0	0	0	100.000
403	09	01	00	Viáticos y pasajes dentro del pais	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	75.000	0	0	0	0	0	75.000
403	10	03	00	Servicios de procesamiento de datos	25.000	0	0	0	0	0	25.000
403	10	99	00	Otros servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	290.400	0	0	0	0	0	290.400
403	18	01	00	Impuesto al valor agregado	290.400	0	0	0	0	0	290.400
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.785.776**	**0**	**0**	**0**	**0**	0	**1.785.776**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114421 350151000 SISTEMA NACIONAL DE FORMACIÓN DOCENTE, ESTUDIOS AVANZADOS, INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO EDUCATIVO, CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDA A LA TRANSFORMACIÓN SOCIAL, LA COMPRESIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 18

RESPONSABLE/EJECUTOR: FORMACIÓN DOCENTE POSTGRADO, INVESTIGACIÓN E INNOVACIÓN TECNOLÓGICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350151001 CONSTITUCIÓN DE SUBSISTEMA NACIONAL DE FORMACIÓN PERMANENTE DEL DOCENTE UNIVERSITARIO

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DOCENTE, POSTGRADO, INVESTIGACIÓN E INNOVACIÓN TECNOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	1.785.776	0	0	0	0	0	1.785.776
407	01	02	00	Donaciones corrientes internas al sector privado	1.785.776	0	0	0	0	0	1.785.776
407	01	02	01	Donaciones corrientes a personas	1.785.776	0	0	0	0	0	1.785.776
				Totales	**4.496.176**	**0**	**0**	**0**	**0**	0	**4.496.176**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114421 350151000 SISTEMA NACIONAL DE FORMACIÓN DOCENTE, ESTUDIOS AVANZADOS, INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO EDUCATIVO, CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDA A LA TRANSFORMACIÓN SOCIAL, LA COMPRESIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 18

RESPONSABLE/EJECUTOR: FORMACIÓN DOCENTE POSTGRADO, INVESTIGACIÓN E INNOVACIÓN TECNOLÓGICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 350151002 CONSTITUCIÓN DE SUBSISTEMA NACIONAL DE POSTGRADO Y ESTUDIOS AVANZADOS

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DOCENTE, POSTGRADO, INVESTIGACIÓN E INNOVACIÓN TECNOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**133.200**	**0**	**0**	**0**	**0**	0	**133.200**
402	01	00	00	Productos alimenticios y agropecuarios	133.200	0	0	0	0	0	133.200
402	01	01	00	Alimentos y bebidas para personas	133.200	0	0	0	0	0	133.200
403	**00**	**00**	**00**	**Servicios no personales**	**766.384**	**0**	**0**	**0**	**0**	0	**766.384**
403	07	00	00	Servicios de información, impresión y relaciones públicas	650.000	0	0	0	0	0	650.000
403	07	02	00	Imprenta y reproducción	250.000	0	0	0	0	0	250.000
403	07	03	00	Relaciones sociales	400.000	0	0	0	0	0	400.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	96.384	0	0	0	0	0	96.384
403	18	01	00	Impuesto al valor agregado	96.384	0	0	0	0	0	96.384
407	**00**	**00**	**00**	**Transferencias y donaciones**	**100.000**	**0**	**0**	**0**	**0**	0	**100.000**
407	01	00	00	Transferencias y donaciones corrientes internas	100.000	0	0	0	0	0	100.000
407	01	02	00	Donaciones corrientes internas al sector privado	100.000	0	0	0	0	0	100.000
407	01	02	01	Donaciones corrientes a personas	100.000	0	0	0	0	0	100.000
				Totales	**999.584**	**0**	**0**	**0**	**0**	0	**999.584**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114421 350151000 SISTEMA NACIONAL DE FORMACIÓN DOCENTE, ESTUDIOS AVANZADOS, INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO EDUCATIVO, CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDA A LA TRANSFORMACIÓN SOCIAL, LA COMPRESIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 18

RESPONSABLE/EJECUTOR: FORMACIÓN DOCENTE POSTGRADO, INVESTIGACIÓN E INNOVACIÓN TECNOLÓGICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350151003 CONSTITUCIÓN DE SUBSISTEMA NACIONAL DE INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO

UNIDAD DE MEDIDA: *INSTITUCIÓN* **META:** 18

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DOCENTE, POSTGRADO, INVESTIGACIÓN E INNOVACIÓN TECNOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**48.000**	**0**	**0**	**0**	**0**	0	**48.000**
402	01	00	00	Productos alimenticios y agropecuarios	28.000	0	0	0	0	0	28.000
402	01	01	00	Alimentos y bebidas para personas	28.000	0	0	0	0	0	28.000
402	05	00	00	Productos de papel, cartón e impresos	20.000	0	0	0	0	0	20.000
402	05	04	00	Libros, revistas y periódicos	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**873.760**	**0**	**0**	**0**	**0**	0	**873.760**
403	07	00	00	Servicios de información, impresión y relaciones públicas	700.000	0	0	0	0	0	700.000
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	0	200.000
403	07	03	00	Relaciones sociales	500.000	0	0	0	0	0	500.000
403	09	00	00	Viáticos y pasajes	75.000	0	0	0	0	0	75.000
403	09	01	00	Viáticos y pasajes dentro del país	75.000	0	0	0	0	0	75.000
403	18	00	00	Impuestos indirectos	98.760	0	0	0	0	0	98.760
403	18	01	00	Impuesto al valor agregado	98.760	0	0	0	0	0	98.760
407	**00**	**00**	**00**	**Transferencias y donaciones**	**82.400**	**0**	**0**	**0**	**0**	0	**82.400**
407	01	00	00	Transferencias y donaciones corrientes internas	82.400	0	0	0	0	0	82.400
407	01	02	00	Donaciones corrientes internas al sector privado	82.400	0	0	0	0	0	82.400
407	01	02	01	Donaciones corrientes a personas	82.400	0	0	0	0	0	82.400
				Totales	**1.004.160**	**0**	**0**	**0**	**0**	0	**1.004.160**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114421 350151000 SISTEMA NACIONAL DE FORMACIÓN DOCENTE, ESTUDIOS AVANZADOS, INVESTIGACIÓN Y DESARROLLO TECNOLÓGICO

OBJETIVO DEL PROYECTO: IMPULSAR UN NUEVO MODELO EDUCATIVO, CON CENTRO EN LA FORMACIÓN ÉTICA, DIRIGIDA A LA TRANSFORMACIÓN SOCIAL, LA COMPRESIÓN DE NUESTRAS REALIDADES Y ENTORNOS, LA PRODUCCIÓN SOCIALISTA Y QUE DE LUGAR A LA DIVERSIDAD DE NECESIDADES Y EXPECTATIVAS DE FORMACIÓN

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 18

RESPONSABLE/EJECUTOR: FORMACIÓN DOCENTE POSTGRADO, INVESTIGACIÓN E INNOVACIÓN TECNOLÓGICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350151004 DESARROLLO DE UNA NUEVA CULTURA UNIVERSITARIA EN EL MARCO DE LA TRANSFORMACIÓN

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 15

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE FORMACIÓN DOCENTE, POSTGRADO, INVESTIGACIÓN E INNOVACIÓN TECNOLÓGICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**30.000**	**0**	**0**	**0**	**0**	0	**30.000**
402	01	00	00	Productos alimenticios y agropecuarios	30.000	0	0	0	0	0	30.000
402	01	01	00	Alimentos y bebidas para personas	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**470.080**	**0**	**0**	**0**	**0**	0	**470.080**
403	07	00	00	Servicios de información, impresión y relaciones públicas	364.000	0	0	0	0	0	364.000
403	07	03	00	Relaciones sociales	364.000	0	0	0	0	0	364.000
403	09	00	00	Viáticos y pasajes	52.500	0	0	0	0	0	52.500
403	09	01	00	Viáticos y pasajes dentro del país	52.500	0	0	0	0	0	52.500
403	18	00	00	Impuestos indirectos	53.580	0	0	0	0	0	53.580
403	18	01	00	Impuesto al valor agregado	53.580	0	0	0	0	0	53.580
				Totales	**500.080**	**0**	**0**	**0**	**0**	0	**500.080**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114092 350152000 CREACIÓN E IMPLEMENTACIÓN DE UN SISTEMA NACIONAL DE EVALUACIÓN Y ACREDITACIÓN DE INSTITUCIONES, CARRERAS, PROGRAMAS NACIONALES DE FORMACIÓN Y PROGRAMAS DE POSTGRADOS EN EDUCACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: FORTALECER NUESTRAS CAPACIDADES PARA LA GENERACIÓN Y SOCIALIZACIÓN DE CONOCIMIENTOS; A FIN DE CONTRIBUIR A LA INTEGRACIÓN REGIONAL ACORDANDO POLÍTICAS EDUCATIVAS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**218.500**	**0**	**0**	**0**	**0**	**0**	**218.500**
402	01	00	00	Productos alimenticios y agropecuarios	205.500	0	0	0	0	0	205.500
402	01	01	00	Alimentos y bebidas para personas	205.500	0	0	0	0	0	205.500
402	99	00	00	Otros materiales y suministros	13.000	0	0	0	0	0	13.000
402	99	01	00	Otros materiales y suministros	13.000	0	0	0	0	0	13.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.281.500**	**0**	**0**	**0**	**0**	**0**	**1.281.500**
403	07	00	00	Servicios de información, impresión y relaciones públicas	420.600	0	0	0	0	0	420.600
403	07	02	00	Imprenta y reproducción	600	0	0	0	0	0	600
403	07	03	00	Relaciones sociales	420.000	0	0	0	0	0	420.000
403	09	00	00	Viáticos y pasajes	687.186	0	0	0	0	0	687.186
403	09	01	00	Viáticos y pasajes dentro del país	408.000	0	0	0	0	0	408.000
403	09	02	00	Viáticos y pasajes fuera del país	279.186	0	0	0	0	0	279.186
403	18	00	00	Impuestos indirectos	160.714	0	0	0	0	0	160.714
403	18	01	00	Impuesto al valor agregado	160.714	0	0	0	0	0	160.714
403	99	00	00	Otros servicios no personales	13.000	0	0	0	0	0	13.000
403	99	01	00	Otros servicios no personales	13.000	0	0	0	0	0	13.000
				Totales	**1.500.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114092 350152000 CREACIÓN E IMPLEMENTACIÓN DE UN SISTEMA NACIONAL DE EVALUACIÓN Y ACREDITACIÓN DE INSTITUCIONES, CARRERAS, PROGRAMAS NACIONALES DE FORMACIÓN Y PROGRAMAS DE POSTGRADOS EN EDUCACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: FORTALECER NUESTRAS CAPACIDADES PARA LA GENERACIÓN Y SOCIALIZACIÓN DE CONOCIMIENTOS; A FIN DE CONTRIBUIR A LA INTEGRACIÓN REGIONAL ACORDANDO POLÍTICAS EDUCATIVAS.

UNIDAD DE MEDIDA: DOCUMENTO

META: 4

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114092 350152000 CREACIÓN E IMPLEMENTACIÓN DE UN SISTEMA NACIONAL DE EVALUACIÓN Y ACREDITACIÓN DE INSTITUCIONES, CARRERAS, PROGRAMAS NACIONALES DE FORMACIÓN Y PROGRAMAS DE POSTGRADOS EN EDUCACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: FORTALECER NUESTRAS CAPACIDADES PARA LA GENERACIÓN Y SOCIALIZACIÓN DE CONOCIMIENTOS; A FIN DE CONTRIBUIR A LA INTEGRACIÓN REGIONAL ACORDANDO POLÍTICAS EDUCATIVAS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 350152003 SISTEMATIZACIÓN, CONCEPTUALIZACIÓN Y DISEÑO DEL SISTEMA DE EVALUACIÓN Y ACREDITACIÓN

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTERIO DE DESARROLLO ACADÉMICO-CEAPIES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**218.500**	**0**	**0**	**0**	**0**	0	**218.500**
402	01	00	00	Productos alimenticios y agropecuarios	205.500	0	0	0	0	0	205.500
402	01	01	00	Alimentos y bebidas para personas	205.500	0	0	0	0	0	205.500
402	99	00	00	Otros materiales y suministros	13.000	0	0	0	0	0	13.000
402	99	01	00	Otros materiales y suministros	13.000	0	0	0	0	0	13.000
403	**00**	**00**	**00**	**Servicios no personales**	**968.812**	**0**	**0**	**0**	**0**	0	**968.812**
403	07	00	00	Servicios de información, impresión y relaciones públicas	420.600	0	0	0	0	0	420.600
403	07	02	00	Imprenta y reproducción	600	0	0	0	0	0	600
403	07	03	00	Relaciones sociales	420.000	0	0	0	0	0	420.000
403	09	00	00	Viáticos y pasajes	408.000	0	0	0	0	0	408.000
403	09	01	00	Viáticos y pasajes dentro del país	408.000	0	0	0	0	0	408.000
403	18	00	00	Impuestos indirectos	127.212	0	0	0	0	0	127.212
403	18	01	00	Impuesto al valor agregado	127.212	0	0	0	0	0	127.212
403	99	00	00	Otros servicios no personales	13.000	0	0	0	0	0	13.000
403	99	01	00	Otros servicios no personales	13.000	0	0	0	0	0	13.000
				Totales	**1.187.312**	**0**	**0**	**0**	**0**	0	**1.187.312**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114092 350152000 CREACIÓN E IMPLEMENTACIÓN DE UN SISTEMA NACIONAL DE EVALUACIÓN Y ACREDITACIÓN DE INSTITUCIONES, CARRERAS, PROGRAMAS NACIONALES DE FORMACIÓN Y PROGRAMAS DE POSTGRADOS EN EDUCACIÓN UNIVERSITARIA.

OBJETIVO DEL PROYECTO: FORTALECER NUESTRAS CAPACIDADES PARA LA GENERACIÓN Y SOCIALIZACIÓN DE CONOCIMIENTOS; A FIN DE CONTRIBUIR A LA INTEGRACIÓN REGIONAL ACORDANDO POLÍTICAS EDUCATIVAS.

UNIDAD DE MEDIDA: DOCUMENTO **META:** 4

RESPONSABLE/EJECUTOR: VICEMINISTERIO DE DESARROLLO ACADÉMICO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350152004 ACREDITACIÓN EN EL MARCO DE LA ALIANZA BOLIVARIANA PARA LOS PUEBLOS DE NUESTRA AMÉRICA (ALBA)

UNIDAD DE MEDIDA: REUNIÓN **META:** 2

RESPONSABLE/EJECUTOR: DESPACHO DEL VICEMINISTRO DE DESARROLLO ACADÉMICO - CEAPIES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**312.688**	**0**	**0**	**0**	**0**	0	**312.688**
403	09	00	00	Viáticos y pasajes	279.186	0	0	0	0	0	279.186
403	09	02	00	Viáticos y pasajes fuera del país	279.186	0	0	0	0	0	279.186
403	18	00	00	Impuestos indirectos	33.502	0	0	0	0	0	33.502
403	18	01	00	Impuesto al valor agregado	33.502	0	0	0	0	0	33.502
				Totales	**312.688**	**0**	**0**	**0**	**0**	0	**312.688**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113859 350153000 PROMOVER UN SISTEMA NACIONAL QUE GARANTICE EL BUEN VIVIR DE LOS ESTUDIANTES UNIVERSITARIOS MEDIANTE LA PRESTACIÓN DE LOS SERVICIOS ESTUDIANTILES.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: JORNADA **META:** 50

RESPONSABLE/EJECUTOR: CALIDAD DE VIDA ESTUDIANTIL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.469.899**	**0**	**0**	**0**	**0**	**0**	**1.469.899**
402	01	00	00	Productos alimenticios y agropecuarios	1.021.899	0	0	0	0	0	1.021.899
402	01	01	00	Alimentos y bebidas para personas	1.021.899	0	0	0	0	0	1.021.899
402	03	00	00	Textiles y vestuarios	45.000	0	0	0	0	0	45.000
402	03	01	00	Textiles	45.000	0	0	0	0	0	45.000
402	05	00	00	Productos de papel, cartón e impresos	91.500	0	0	0	0	0	91.500
402	05	01	00	Pulpa de madera, papel y cartón	52.000	0	0	0	0	0	52.000
402	05	03	00	Productos de papel y cartón para oficina	39.500	0	0	0	0	0	39.500
402	06	00	00	Productos químicos y derivados	62.000	0	0	0	0	0	62.000
402	06	03	00	Tintas, pinturas y colorantes	62.000	0	0	0	0	0	62.000
402	10	00	00	Productos varios y útiles diversos	226.500	0	0	0	0	0	226.500
402	10	08	00	Materiales para equipos de computación	73.000	0	0	0	0	0	73.000
402	10	99	00	Otros productos y útiles diversos	153.500	0	0	0	0	0	153.500
402	99	00	00	Otros materiales y suministros	23.000	0	0	0	0	0	23.000
402	99	01	00	Otros materiales y suministros	23.000	0	0	0	0	0	23.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.073.285**	**0**	**0**	**0**	**0**	**0**	**2.073.285**
403	02	00	00	Alquileres de maquinaria y equipos	295.444	0	0	0	0	0	295.444
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	235.444	0	0	0	0	0	235.444
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	60.000	0	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	611.791	0	0	0	0	0	611.791
403	07	01	00	Publicidad y propaganda	273.637	0	0	0	0	0	273.637
403	07	02	00	Imprenta y reproducción	178.454	0	0	0	0	0	178.454
403	07	03	00	Relaciones sociales	159.700	0	0	0	0	0	159.700
403	09	00	00	Viáticos y pasajes	791.000	0	0	0	0	0	791.000
403	09	01	00	Viáticos y pasajes dentro del país	791.000	0	0	0	0	0	791.000
403	18	00	00	Impuestos indirectos	375.050	0	0	0	0	0	375.050
403	18	01	00	Impuesto al valor agregado	375.050	0	0	0	0	0	375.050
407	**00**	**00**	**00**	**Transferencias y donaciones**	**489.000**	**0**	**0**	**0**	**0**	**0**	**489.000**
407	01	00	00	Transferencias y donaciones corrientes internas	489.000	0	0	0	0	0	489.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113859 350153000 PROMOVER UN SISTEMA NACIONAL QUE GARANTICE EL BUEN VIVIR DE LOS ESTUDIANTES UNIVERSITARIOS MEDIANTE LA PRESTACIÓN DE LOS SERVICIOS ESTUDIANTILES.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: JORNADA

META: 50

RESPONSABLE/EJECUTOR: CALIDAD DE VIDA ESTUDIANTIL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	02	00	Donaciones corrientes internas al sector privado	489.000	0	0	0	0	0	489.000
407	01	02	01	Donaciones corrientes a personas	489.000	0	0	0	0	0	489.000
				Totales	**4.032.184**	**0**	**0**	**0**	**0**	**0**	**4.032.184**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113859 350153000 PROMOVER UN SISTEMA NACIONAL QUE GARANTICE EL BUEN VIVIR DE LOS ESTUDIANTES UNIVERSITARIOS MEDIANTE LA PRESTACIÓN DE LOS SERVICIOS ESTUDIANTILES.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: JORNADA

META: 50

RESPONSABLE/EJECUTOR: CALIDAD DE VIDA ESTUDIANTIL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113859 350153000 PROMOVER UN SISTEMA NACIONAL QUE GARANTICE EL BUEN VIVIR DE LOS ESTUDIANTES UNIVERSITARIOS MEDIANTE LA PRESTACIÓN DE LOS SERVICIOS ESTUDIANTILES.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: JORNADA **META:** 50

RESPONSABLE/EJECUTOR: CALIDAD DE VIDA ESTUDIANTIL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350153001 COMPLEMENTAR LA INFORMACIÓN DE LOS SERVICIOS DE ATENCIÓN EN SALUD EN LAS IEU, PARA EL LEVANTAMIENTO DE UN DIAGNÓSTICO SOCIO-AMBIENTAL Y FORTALECER LA CREACIÓN Y LAS POLÍTICAS QUE RIGEN A LOS COMITÉS DE USUARIOS

UNIDAD DE MEDIDA: JORNADA **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD DE VIDA ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**378.720**	**0**	**0**	**0**	**0**	0	**378.720**
402	01	00	00	Productos alimenticios y agropecuarios	176.220	0	0	0	0	0	176.220
402	01	01	00	Alimentos y bebidas para personas	176.220	0	0	0	0	0	176.220
402	05	00	00	Productos de papel, cartón e impresos	8.000	0	0	0	0	0	8.000
402	05	03	00	Productos de papel y cartón para oficina	8.000	0	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	194.500	0	0	0	0	0	194.500
402	10	08	00	Materiales para equipos de computación	41.000	0	0	0	0	0	41.000
402	10	99	00	Otros productos y útiles diversos	153.500	0	0	0	0	0	153.500
403	**00**	**00**	**00**	**Servicios no personales**	**374.768**	**0**	**0**	**0**	**0**	0	**374.768**
403	07	00	00	Servicios de información, impresión y relaciones públicas	71.900	0	0	0	0	0	71.900
403	07	01	00	Publicidad y propaganda	43.500	0	0	0	0	0	43.500
403	07	02	00	Imprenta y reproducción	28.400	0	0	0	0	0	28.400
403	09	00	00	Viáticos y pasajes	225.000	0	0	0	0	0	225.000
403	09	01	00	Viáticos y pasajes dentro del país	225.000	0	0	0	0	0	225.000
403	18	00	00	Impuestos indirectos	77.868	0	0	0	0	0	77.868
403	18	01	00	Impuesto al valor agregado	77.868	0	0	0	0	0	77.868
				Totales	**753.488**	**0**	**0**	**0**	**0**	0	**753.488**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113859 350153000 PROMOVER UN SISTEMA NACIONAL QUE GARANTICE EL BUEN VIVIR DE LOS ESTUDIANTES UNIVERSITARIOS MEDIANTE LA PRESTACIÓN DE LOS SERVICIOS ESTUDIANTILES.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: JORNADA **META:** 50

RESPONSABLE/EJECUTOR: CALIDAD DE VIDA ESTUDIANTIL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350153002 SEGUIMIENTO Y CONTROL DE LOS COMEDORES EN LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIAS A NIVEL NACIONAL

UNIDAD DE MEDIDA: JORNADA **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD DE VIDA ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**215.300**	**0**	**0**	**0**	**0**	0	**215.300**
402	01	00	00	Productos alimenticios y agropecuarios	122.300	0	0	0	0	0	122.300
402	01	01	00	Alimentos y bebidas para personas	122.300	0	0	0	0	0	122.300
402	05	00	00	Productos de papel, cartón e impresos	55.000	0	0	0	0	0	55.000
402	05	01	00	Pulpa de madera, papel y cartón	33.000	0	0	0	0	0	33.000
402	05	03	00	Productos de papel y cartón para oficina	22.000	0	0	0	0	0	22.000
402	10	00	00	Productos varios y útiles diversos	20.000	0	0	0	0	0	20.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
402	99	00	00	Otros materiales y suministros	18.000	0	0	0	0	0	18.000
402	99	01	00	Otros materiales y suministros	18.000	0	0	0	0	0	18.000
403	**00**	**00**	**00**	**Servicios no personales**	**367.180**	**0**	**0**	**0**	**0**	0	**367.180**
403	07	00	00	Servicios de información, impresión y relaciones públicas	172.771	0	0	0	0	0	172.771
403	07	01	00	Publicidad y propaganda	20.286	0	0	0	0	0	20.286
403	07	02	00	Imprenta y reproducción	92.785	0	0	0	0	0	92.785
403	07	03	00	Relaciones sociales	59.700	0	0	0	0	0	59.700
403	09	00	00	Viáticos y pasajes	132.000	0	0	0	0	0	132.000
403	09	01	00	Viáticos y pasajes dentro del país	132.000	0	0	0	0	0	132.000
403	18	00	00	Impuestos indirectos	62.409	0	0	0	0	0	62.409
403	18	01	00	Impuesto al valor agregado	62.409	0	0	0	0	0	62.409
407	**00**	**00**	**00**	**Transferencias y donaciones**	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**
407	01	00	00	Transferencias y donaciones corrientes internas	200.000	0	0	0	0	0	200.000
407	01	02	00	Donaciones corrientes internas al sector privado	200.000	0	0	0	0	0	200.000
407	01	02	01	Donaciones corrientes a personas	200.000	0	0	0	0	0	200.000
				Totales	**782.480**	**0**	**0**	**0**	**0**	0	**782.480**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113859 350153000 PROMOVER UN SISTEMA NACIONAL QUE GARANTICE EL BUEN VIVIR DE LOS ESTUDIANTES UNIVERSITARIOS MEDIANTE LA PRESTACIÓN DE LOS SERVICIOS ESTUDIANTILES.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: JORNADA **META:** 50

RESPONSABLE/EJECUTOR: CALIDAD DE VIDA ESTUDIANTIL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350153003 CREACIÓN DE LAS RUTAS SOCIALES Y EL SISTEMA NACIONAL DE MANTENIMIENTO DEL TRANSPORTE ESTUDIANTIL

UNIDAD DE MEDIDA: INFORME **META:** 5

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD DE VIDA ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**105.400**	**0**	**0**	**0**	**0**	0	**105.400**
402	01	00	00	Productos alimenticios y agropecuarios	59.900	0	0	0	0	0	59.900
402	01	01	00	Alimentos y bebidas para personas	59.900	0	0	0	0	0	59.900
402	05	00	00	Productos de papel, cartón e impresos	28.500	0	0	0	0	0	28.500
402	05	01	00	Pulpa de madera, papel y cartón	19.000	0	0	0	0	0	19.000
402	05	03	00	Productos de papel y cartón para oficina	9.500	0	0	0	0	0	9.500
402	10	00	00	Productos varios y útiles diversos	12.000	0	0	0	0	0	12.000
402	10	08	00	Materiales para equipos de computación	12.000	0	0	0	0	0	12.000
402	99	00	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
402	99	01	00	Otros materiales y suministros	5.000	0	0	0	0	0	5.000
403	**00**	**00**	**00**	**Servicios no personales**	**225.896**	**0**	**0**	**0**	**0**	0	**225.896**
403	07	00	00	Servicios de información, impresión y relaciones públicas	88.400	0	0	0	0	0	88.400
403	07	01	00	Publicidad y propaganda	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	38.400	0	0	0	0	0	38.400
403	09	00	00	Viáticos y pasajes	102.000	0	0	0	0	0	102.000
403	09	01	00	Viáticos y pasajes dentro del país	102.000	0	0	0	0	0	102.000
403	18	00	00	Impuestos indirectos	35.496	0	0	0	0	0	35.496
403	18	01	00	Impuesto al valor agregado	35.496	0	0	0	0	0	35.496
				Totales	**331.296**	**0**	**0**	**0**	**0**	0	**331.296**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113859 350153000 PROMOVER UN SISTEMA NACIONAL QUE GARANTICE EL BUEN VIVIR DE LOS ESTUDIANTES UNIVERSITARIOS MEDIANTE LA PRESTACIÓN DE LOS SERVICIOS ESTUDIANTILES.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: JORNADA **META:** 50

RESPONSABLE/EJECUTOR: CALIDAD DE VIDA ESTUDIANTIL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 350153004 DESARROLLAR POLÍTICAS DE CONCIENTIZACIÓN EN LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA NACIONAL PARA FOMENTAR EL BUEN USO Y EFICIENCIAS DE LOS RECURSOS DE LAS BIBLIOTECAS.

UNIDAD DE MEDIDA: INFORME **META:** 4

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD DE VIDA ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**28.000**	**0**	**0**	**0**	**0**	0	**28.000**
402	01	00	00	Productos alimenticios y agropecuarios	28.000	0	0	0	0	0	28.000
402	01	01	00	Alimentos y bebidas para personas	28.000	0	0	0	0	0	28.000
403	**00**	**00**	**00**	**Servicios no personales**	**296.560**	**0**	**0**	**0**	**0**	0	**296.560**
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.500	0	0	0	0	0	50.500
403	07	01	00	Publicidad y propaganda	40.000	0	0	0	0	0	40.000
403	07	02	00	Imprenta y reproducción	10.500	0	0	0	0	0	10.500
403	09	00	00	Viáticos y pasajes	213.000	0	0	0	0	0	213.000
403	09	01	00	Viáticos y pasajes dentro del país	213.000	0	0	0	0	0	213.000
403	18	00	00	Impuestos indirectos	33.060	0	0	0	0	0	33.060
403	18	01	00	Impuesto al valor agregado	33.060	0	0	0	0	0	33.060
407	**00**	**00**	**00**	**Transferencias y donaciones**	**139.000**	**0**	**0**	**0**	**0**	0	**139.000**
407	01	00	00	Transferencias y donaciones corrientes internas	139.000	0	0	0	0	0	139.000
407	01	02	00	Donaciones corrientes internas al sector privado	139.000	0	0	0	0	0	139.000
407	01	02	01	Donaciones corrientes a personas	139.000	0	0	0	0	0	139.000
				Totales	**463.560**	**0**	**0**	**0**	**0**	0	**463.560**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113859 350153000 PROMOVER UN SISTEMA NACIONAL QUE GARANTICE EL BUEN VIVIR DE LOS ESTUDIANTES UNIVERSITARIOS MEDIANTE LA PRESTACIÓN DE LOS SERVICIOS ESTUDIANTILES.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: JORNADA **META:** 50

RESPONSABLE/EJECUTOR: CALIDAD DE VIDA ESTUDIANTIL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350153005 IMPLEMENTAR POLÍTICAS PARA EL BENEFICIOS DE LOS ESTUDIANTES UNIVERSITARIO EN CUANTO A LAS RESIDENCIAS ESTUDIANTILES A NIVEL NACIONAL, ASÍ COMO APOYAR LAS ACTIVIDADES ESTUDIANTILES EN PRO DE MEJORAR LA CALIDAD DE VIDA Y EL BUEN VIVIR

UNIDAD DE MEDIDA: JORNADA **META:** 26

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE CALIDAD DE VIDA ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**742.479**	**0**	**0**	**0**	**0**	0	**742.479**
402	01	00	00	Productos alimenticios y agropecuarios	635.479	0	0	0	0	0	635.479
402	01	01	00	Alimentos y bebidas para personas	635.479	0	0	0	0	0	635.479
402	03	00	00	Textiles y vestuarios	45.000	0	0	0	0	0	45.000
402	03	01	00	Textiles	45.000	0	0	0	0	0	45.000
402	06	00	00	Productos químicos y derivados	62.000	0	0	0	0	0	62.000
402	06	03	00	Tintas, pinturas y colorantes	62.000	0	0	0	0	0	62.000
403	**00**	**00**	**00**	**Servicios no personales**	**808.881**	**0**	**0**	**0**	**0**	0	**808.881**
403	02	00	00	Alquileres de maquinaria y equipos	295.444	0	0	0	0	0	295.444
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	235.444	0	0	0	0	0	235.444
403	02	05	00	Alquileres de equipos científicos, religiosos, de enseñanza y recreación	60.000	0	0	0	0	0	60.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	228.220	0	0	0	0	0	228.220
403	07	01	00	Publicidad y propaganda	119.851	0	0	0	0	0	119.851
403	07	02	00	Imprenta y reproducción	8.369	0	0	0	0	0	8.369
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	119.000	0	0	0	0	0	119.000
403	09	01	00	Viáticos y pasajes dentro del país	119.000	0	0	0	0	0	119.000
403	18	00	00	Impuestos indirectos	166.217	0	0	0	0	0	166.217
403	18	01	00	Impuesto al valor agregado	166.217	0	0	0	0	0	166.217
407	**00**	**00**	**00**	**Transferencias y donaciones**	**150.000**	**0**	**0**	**0**	**0**	0	**150.000**
407	01	00	00	Transferencias y donaciones corrientes internas	150.000	0	0	0	0	0	150.000
407	01	02	00	Donaciones corrientes internas al sector privado	150.000	0	0	0	0	0	150.000
407	01	02	01	Donaciones corrientes a personas	150.000	0	0	0	0	0	150.000
				Totales	**1.701.360**	**0**	**0**	**0**	**0**	0	**1.701.360**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114122 350154000 INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL EN CORRESPONDENCIA CON LOS PRINCIPIOS DE UNIVERSALIDAD, INCLUSIÓN Y NUEVA GEOPOLÍTICA NACIONAL, CON ÉNFASIS EN LA TERRITORIALIZACIÓN E INSERCIÓN SOCIO PRODUCTIVA.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA DE INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL EN CORRESPONDENCIA CON LOS PRINCIPIOS DE UNIVERSALIDAD, INCLUSIÓN Y NUEVA GEOPOLÍTICA NACIONAL, CON ÉNFASIS EN LA TERRITORIALIZACIÓN

UNIDAD DE MEDIDA: EVENTO **META:** 168

RESPONSABLE/EJECUTOR: INGRESO A LA EDUCACIÓN SUPERIOR Y DESEMPEÑO ESTUDIANTIL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.269.802**	**0**	**0**	**0**	**0**	**0**	**1.269.802**
402	01	00	00	Productos alimenticios y agropecuarios	1.183.802	0	0	0	0	0	1.183.802
402	01	01	00	Alimentos y bebidas para personas	1.183.802	0	0	0	0	0	1.183.802
402	05	00	00	Productos de papel, cartón e impresos	66.000	0	0	0	0	0	66.000
402	05	03	00	Productos de papel y cartón para oficina	66.000	0	0	0	0	0	66.000
402	10	00	00	Productos varios y útiles diversos	20.000	0	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.079.511**	**0**	**0**	**0**	**0**	**0**	**4.079.511**
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.056.295	0	0	0	0	0	2.056.295
403	07	01	00	Publicidad y propaganda	1.149.204	0	0	0	0	0	1.149.204
403	07	02	00	Imprenta y reproducción	742.432	0	0	0	0	0	742.432
403	07	03	00	Relaciones sociales	164.659	0	0	0	0	0	164.659
403	09	00	00	Viáticos y pasajes	680.331	0	0	0	0	0	680.331
403	09	01	00	Viáticos y pasajes dentro del país	680.331	0	0	0	0	0	680.331
403	10	00	00	Servicios profesionales y técnicos	578.600	0	0	0	0	0	578.600
403	10	03	00	Servicios de procesamiento de datos	378.600	0	0	0	0	0	378.600
403	10	07	00	Servicios de capacitación y adiestramiento	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	764.285	0	0	0	0	0	764.285
403	18	01	00	Impuesto al valor agregado	764.285	0	0	0	0	0	764.285
404	**00**	**00**	**00**	**Activos reales**	**1.783.000**	**0**	**0**	**0**	**0**	**0**	**1.783.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	30.000	0	0	0	0	0	30.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	30.000	0	0	0	0	0	30.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.753.000	0	0	0	0	0	1.753.000
404	09	02	00	Equipos de computación	1.453.000	0	0	0	0	0	1.453.000
404	09	03	00	Mobiliario y equipos de alojamiento	300.000	0	0	0	0	0	300.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
407	01	00	00	Transferencias y donaciones corrientes internas	100.000	0	0	0	0	0	100.000
407	01	02	00	Donaciones corrientes internas al sector privado	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114122 350154000 INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL EN CORRESPONDENCIA CON LOS PRINCIPIOS DE UNIVERSALIDAD, INCLUSIÓN Y NUEVA GEOPOLÍTICA NACIONAL, CON ÉNFASIS EN LA TERRITORIALIZACIÓN E INSERCIÓN SOCIO PRODUCTIVA.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA DE INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL EN CORRESPONDENCIA CON LOS PRINCIPIOS DE UNIVERSALIDAD, INCLUSIÓN Y NUEVA GEOPOLÍTICA NACIONAL, CON ÉNFASIS EN LA TERRITORIALIZACIÓN

UNIDAD DE MEDIDA: EVENTO

META: 168

RESPONSABLE/EJECUTOR: INGRESO A LA EDUCACIÓN SUPERIOR Y DESEMPEÑO ESTUDIANTIL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	02	01	Donaciones corrientes a personas	100.000	0	0	0	0	0	100.000
				Totales	**7.232.313**	**0**	**0**	**0**	**0**	**0**	**7.232.313**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114122 350154000 INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL EN CORRESPONDENCIA CON LOS PRINCIPIOS DE UNIVERSALIDAD, INCLUSIÓN Y NUEVA GEOPOLÍTICA NACIONAL, CON ÉNFASIS EN LA TERRITORIALIZACIÓN E INSERCIÓN SOCIO PRODUCTIVA.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA DE INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL EN CORRESPONDENCIA CON LOS PRINCIPIOS DE UNIVERSALIDAD, INCLUSIÓN Y NUEVA GEOPOLÍTICA NACIONAL, CON ÉNFASIS EN LA TERRITORIALIZACIÓN

UNIDAD DE MEDIDA: EVENTO **META:** 168

RESPONSABLE/EJECUTOR: INGRESO A LA EDUCACIÓN SUPERIOR Y DESEMPEÑO ESTUDIANTIL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114122 350154000 INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL EN CORRESPONDENCIA CON LOS PRINCIPIOS DE UNIVERSALIDAD, INCLUSIÓN Y NUEVA GEOPOLÍTICA NACIONAL, CON ÉNFASIS EN LA TERRITORIALIZACIÓN E INSERCIÓN SOCIO PRODUCTIVA.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA DE INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL EN CORRESPONDENCIA CON LOS PRINCIPIOS DE UNIVERSALIDAD, INCLUSIÓN Y NUEVA GEOPOLÍTICA NACIONAL, CON ÉNFASIS EN LA TERRITORIALIZACIÓN

UNIDAD DE MEDIDA: EVENTO **META:** 168

RESPONSABLE/EJECUTOR: INGRESO A LA EDUCACIÓN SUPERIOR Y DESEMPEÑO ESTUDIANTIL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350154001 DESARROLLO E INSTRUMENTACIÓN DE POLÍTICAS PARA GARANTIZAR LA PLANIFICACIÓN Y APLICACIÓN DEL SISTEMA NACIONAL DE INGRESO A LA EDUCACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: EVENTO **META:** 28

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**321.400**	**0**	**0**	**0**	**0**	0	**321.400**
402	01	00	00	Productos alimenticios y agropecuarios	275.400	0	0	0	0	0	275.400
402	01	01	00	Alimentos y bebidas para personas	275.400	0	0	0	0	0	275.400
402	05	00	00	Productos de papel, cartón e impresos	46.000	0	0	0	0	0	46.000
402	05	03	00	Productos de papel y cartón para oficina	46.000	0	0	0	0	0	46.000
403	**00**	**00**	**00**	**Servicios no personales**	**676.504**	**0**	**0**	**0**	**0**	0	**676.504**
403	07	00	00	Servicios de información, impresión y relaciones públicas	427.190	0	0	0	0	0	427.190
403	07	01	00	Publicidad y propaganda	199.355	0	0	0	0	0	199.355
403	07	02	00	Imprenta y reproducción	142.397	0	0	0	0	0	142.397
403	07	03	00	Relaciones sociales	85.438	0	0	0	0	0	85.438
403	09	00	00	Viáticos y pasajes	142.396	0	0	0	0	0	142.396
403	09	01	00	Viáticos y pasajes dentro del país	142.396	0	0	0	0	0	142.396
403	18	00	00	Impuestos indirectos	106.918	0	0	0	0	0	106.918
403	18	01	00	Impuesto al valor agregado	106.918	0	0	0	0	0	106.918
				Totales	**997.904**	**0**	**0**	**0**	**0**	0	**997.904**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114122 350154000 INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL EN CORRESPONDENCIA CON LOS PRINCIPIOS DE UNIVERSALIDAD, INCLUSIÓN Y NUEVA GEOPOLÍTICA NACIONAL, CON ÉNFASIS EN LA TERRITORIALIZACIÓN E INSERCIÓN SOCIO PRODUCTIVA.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA DE INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL EN CORRESPONDENCIA CON LOS PRINCIPIOS DE UNIVERSALIDAD, INCLUSIÓN Y NUEVA GEOPOLÍTICA NACIONAL, CON ÉNFASIS EN LA TERRITORIALIZACIÓN

UNIDAD DE MEDIDA: EVENTO **META:** 168

RESPONSABLE/EJECUTOR: INGRESO A LA EDUCACIÓN SUPERIOR Y DESEMPEÑO ESTUDIANTIL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350154002 DESARROLLO DEL SISTEMA DE ORIENTACIÓN PARA LA EDUCACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: EVENTO **META:** 37

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**144.350**	**0**	**0**	**0**	**0**	0	**144.350**
402	01	00	00	Productos alimenticios y agropecuarios	144.350	0	0	0	0	0	144.350
402	01	01	00	Alimentos y bebidas para personas	144.350	0	0	0	0	0	144.350
403	**00**	**00**	**00**	**Servicios no personales**	**608.839**	**0**	**0**	**0**	**0**	0	**608.839**
403	07	00	00	Servicios de información, impresión y relaciones públicas	396.105	0	0	0	0	0	396.105
403	07	01	00	Publicidad y propaganda	184.849	0	0	0	0	0	184.849
403	07	02	00	Imprenta y reproducción	132.035	0	0	0	0	0	132.035
403	07	03	00	Relaciones sociales	79.221	0	0	0	0	0	79.221
403	09	00	00	Viáticos y pasajes	132.035	0	0	0	0	0	132.035
403	09	01	00	Viáticos y pasajes dentro del país	132.035	0	0	0	0	0	132.035
403	18	00	00	Impuestos indirectos	80.699	0	0	0	0	0	80.699
403	18	01	00	Impuesto al valor agregado	80.699	0	0	0	0	0	80.699
				Totales	**753.189**	**0**	**0**	**0**	**0**	0	**753.189**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114122 350154000 INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL EN CORRESPONDENCIA CON LOS PRINCIPIOS DE UNIVERSALIDAD, INCLUSIÓN Y NUEVA GEOPOLÍTICA NACIONAL, CON ÉNFASIS EN LA TERRITORIALIZACIÓN E INSERCIÓN SOCIO PRODUCTIVA.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA DE INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL EN CORRESPONDENCIA CON LOS PRINCIPIOS DE UNIVERSALIDAD, INCLUSIÓN Y NUEVA GEOPOLÍTICA NACIONAL, CON ÉNFASIS EN LA TERRITORIALIZACIÓN

UNIDAD DE MEDIDA: EVENTO **META:** 168

RESPONSABLE/EJECUTOR: INGRESO A LA EDUCACIÓN SUPERIOR Y DESEMPEÑO ESTUDIANTIL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350154003 DESARROLLO DE LA POLÍTICA RELATIVA A LA INSERCIÓN SOCIOPRODUCTIVA UNIVERSITARIA, CON LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA, COMUNIDADES Y ORGANISMOS CON COMPETENCIA EN LA MATERIA, EN CORRESPONDENCIA CON EL PLAN DE DESARROLLO DE LA NACIÓN

UNIDAD DE MEDIDA: EVENTO **META:** 30

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**184.052**	**0**	**0**	**0**	**0**	0	**184.052**
402	01	00	00	Productos alimenticios y agropecuarios	184.052	0	0	0	0	0	184.052
402	01	01	00	Alimentos y bebidas para personas	184.052	0	0	0	0	0	184.052
403	**00**	**00**	**00**	**Servicios no personales**	**554.408**	**0**	**0**	**0**	**0**	0	**554.408**
403	07	00	00	Servicios de información, impresión y relaciones públicas	200.000	0	0	0	0	0	200.000
403	07	01	00	Publicidad y propaganda	100.000	0	0	0	0	0	100.000
403	07	02	00	Imprenta y reproducción	100.000	0	0	0	0	0	100.000
403	09	00	00	Viáticos y pasajes	70.000	0	0	0	0	0	70.000
403	09	01	00	Viáticos y pasajes dentro del país	70.000	0	0	0	0	0	70.000
403	10	00	00	Servicios profesionales y técnicos	186.000	0	0	0	0	0	186.000
403	10	03	00	Servicios de procesamiento de datos	186.000	0	0	0	0	0	186.000
403	18	00	00	Impuestos indirectos	98.408	0	0	0	0	0	98.408
403	18	01	00	Impuesto al valor agregado	98.408	0	0	0	0	0	98.408
404	**00**	**00**	**00**	**Activos reales**	**180.000**	**0**	**0**	**0**	**0**	0	**180.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	180.000	0	0	0	0	0	180.000
404	09	02	00	Equipos de computación	180.000	0	0	0	0	0	180.000
				Totales	**918.460**	**0**	**0**	**0**	**0**	0	**918.460**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114122 350154000 INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL EN CORRESPONDENCIA CON LOS PRINCIPIOS DE UNIVERSALIDAD, INCLUSIÓN Y NUEVA GEOPOLÍTICA NACIONAL, CON ÉNFASIS EN LA TERRITORIALIZACIÓN E INSERCIÓN SOCIO PRODUCTIVA.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA DE INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL EN CORRESPONDENCIA CON LOS PRINCIPIOS DE UNIVERSALIDAD, INCLUSIÓN Y NUEVA GEOPOLÍTICA NACIONAL, CON ÉNFASIS EN LA TERRITORIALIZACIÓN

UNIDAD DE MEDIDA: EVENTO **META:** 168

RESPONSABLE/EJECUTOR: INGRESO A LA EDUCACIÓN SUPERIOR Y DESEMPEÑO ESTUDIANTIL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350154004 DESARROLLAR POLÍTICAS QUE GARANTICEN EL MEJORAMIENTO CONTINUO DEL DESEMPEÑO ESTUDIANTIL, A TRAVÉS DE LA APLICACIÓN DE LOS DIFERENTES PROYECTOS, PROGRAMAS Y SERVICIOS DE APOYO ACADÉMICO Y DE FORMACIÓN SOCIOPOLÍTICA.

UNIDAD DE MEDIDA: EVENTO **META:** 37

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**245.000**	**0**	**0**	**0**	**0**	0	**245.000**
402	01	00	00	Productos alimenticios y agropecuarios	225.000	0	0	0	0	0	225.000
402	01	01	00	Alimentos y bebidas para personas	225.000	0	0	0	0	0	225.000
402	05	00	00	Productos de papel, cartón e impresos	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**715.895**	**0**	**0**	**0**	**0**	0	**715.895**
403	07	00	00	Servicios de información, impresión y relaciones públicas	387.000	0	0	0	0	0	387.000
403	07	01	00	Publicidad y propaganda	275.000	0	0	0	0	0	275.000
403	07	02	00	Imprenta y reproducción	112.000	0	0	0	0	0	112.000
403	09	00	00	Viáticos y pasajes	125.900	0	0	0	0	0	125.900
403	09	01	00	Viáticos y pasajes dentro del país	125.900	0	0	0	0	0	125.900
403	10	00	00	Servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	10	03	00	Servicios de procesamiento de datos	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	102.995	0	0	0	0	0	102.995
403	18	01	00	Impuesto al valor agregado	102.995	0	0	0	0	0	102.995
407	**00**	**00**	**00**	**Transferencias y donaciones**	**100.000**	**0**	**0**	**0**	**0**	0	**100.000**
407	01	00	00	Transferencias y donaciones corrientes internas	100.000	0	0	0	0	0	100.000
407	01	02	00	Donaciones corrientes internas al sector privado	100.000	0	0	0	0	0	100.000
407	01	02	01	Donaciones corrientes a personas	100.000	0	0	0	0	0	100.000
				Totales	**1.060.895**	**0**	**0**	**0**	**0**	0	**1.060.895**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114122 350154000 INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL EN CORRESPONDENCIA CON LOS PRINCIPIOS DE UNIVERSALIDAD, INCLUSIÓN Y NUEVA GEOPOLÍTICA NACIONAL, CON ÉNFASIS EN LA TERRITORIALIZACIÓN E INSERCIÓN SOCIO PRODUCTIVA.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA DE INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL EN CORRESPONDENCIA CON LOS PRINCIPIOS DE UNIVERSALIDAD, INCLUSIÓN Y NUEVA GEOPOLÍTICA NACIONAL, CON ÉNFASIS EN LA TERRITORIALIZACIÓN

UNIDAD DE MEDIDA: EVENTO **META:** 168

RESPONSABLE/EJECUTOR: INGRESO A LA EDUCACIÓN SUPERIOR Y DESEMPEÑO ESTUDIANTIL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350154005 DESARROLLO DE POLÍTICAS RELATIVAS A LA EQUIPARACIÓN DE OPORTUNIDADES, INCLUSIÓN E INCORPORACIÓN ACTIVA DE LAS POBLACIONES HISTÓRICAMENTE DISCRIMINADAS EN LA EDUCACIÓN UNIVERSITARIA..

UNIDAD DE MEDIDA: EVENTO **META:** 24

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**265.000**	**0**	**0**	**0**	**0**	0	**265.000**
402	01	00	00	Productos alimenticios y agropecuarios	245.000	0	0	0	0	0	245.000
402	01	01	00	Alimentos y bebidas para personas	245.000	0	0	0	0	0	245.000
402	05	00	00	Productos de papel, cartón e impresos	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	10.000	0	0	0	0	0	10.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**863.506**	**0**	**0**	**0**	**0**	0	**863.506**
403	07	00	00	Servicios de información, impresión y relaciones públicas	500.000	0	0	0	0	0	500.000
403	07	01	00	Publicidad y propaganda	300.000	0	0	0	0	0	300.000
403	07	02	00	Imprenta y reproducción	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	150.000	0	0	0	0	0	150.000
403	09	01	00	Viáticos y pasajes dentro del país	150.000	0	0	0	0	0	150.000
403	10	00	00	Servicios profesionales y técnicos	92.600	0	0	0	0	0	92.600
403	10	03	00	Servicios de procesamiento de datos	92.600	0	0	0	0	0	92.600
403	18	00	00	Impuestos indirectos	120.906	0	0	0	0	0	120.906
403	18	01	00	Impuesto al valor agregado	120.906	0	0	0	0	0	120.906
				Totales	**1.128.506**	**0**	**0**	**0**	**0**	0	**1.128.506**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114122 350154000 INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL EN CORRESPONDENCIA CON LOS PRINCIPIOS DE UNIVERSALIDAD, INCLUSIÓN Y NUEVA GEOPOLÍTICA NACIONAL, CON ÉNFASIS EN LA TERRITORIALIZACIÓN E INSERCIÓN SOCIO PRODUCTIVA.

OBJETIVO DEL PROYECTO: FORTALECER LA POLÍTICA DE INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL EN CORRESPONDENCIA CON LOS PRINCIPIOS DE UNIVERSALIDAD, INCLUSIÓN Y NUEVA GEOPOLÍTICA NACIONAL, CON ÉNFASIS EN LA TERRITORIALIZACIÓN

UNIDAD DE MEDIDA: EVENTO **META:** 168

RESPONSABLE/EJECUTOR: INGRESO A LA EDUCACIÓN SUPERIOR Y DESEMPEÑO ESTUDIANTIL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350154006 APOYO TECNOLÓGICO Y FORMACIÓN PARA LA INTEGRACIÓN EDUCATIVA, SOCIAL Y PRODUCTIVA DE POBLACIONES HISTÓRICAMENTE DISCRIMINADAS DE LA EDUCACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE INGRESO A LA EDUCACIÓN UNIVERSITARIA Y DESEMPEÑO ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**110.000**	**0**	**0**	**0**	**0**	0	**110.000**
402	01	00	00	Productos alimenticios y agropecuarios	110.000	0	0	0	0	0	110.000
402	01	01	00	Alimentos y bebidas para personas	110.000	0	0	0	0	0	110.000
403	**00**	**00**	**00**	**Servicios no personales**	**660.359**	**0**	**0**	**0**	**0**	0	**660.359**
403	07	00	00	Servicios de información, impresión y relaciones públicas	146.000	0	0	0	0	0	146.000
403	07	01	00	Publicidad y propaganda	90.000	0	0	0	0	0	90.000
403	07	02	00	Imprenta y reproducción	56.000	0	0	0	0	0	56.000
403	09	00	00	Viáticos y pasajes	60.000	0	0	0	0	0	60.000
403	09	01	00	Viáticos y pasajes dentro del país	60.000	0	0	0	0	0	60.000
403	10	00	00	Servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	10	07	00	Servicios de capacitación y adiestramiento	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	254.359	0	0	0	0	0	254.359
403	18	01	00	Impuesto al valor agregado	254.359	0	0	0	0	0	254.359
404	**00**	**00**	**00**	**Activos reales**	**1.603.000**	**0**	**0**	**0**	**0**	0	**1.603.000**
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	30.000	0	0	0	0	0	30.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	30.000	0	0	0	0	0	30.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.573.000	0	0	0	0	0	1.573.000
404	09	02	00	Equipos de computación	1.273.000	0	0	0	0	0	1.273.000
404	09	03	00	Mobiliario y equipos de alojamiento	300.000	0	0	0	0	0	300.000
				Totales	**2.373.359**	**0**	**0**	**0**	**0**	0	**2.373.359**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113748 350155000 COOPERACIÓN NACIONAL E INTERNACIONAL EN MATERIA DE EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA E IMPULSAR LA NUEVA GEOPOLÍTICA NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: PLAN

META: 20

RESPONSABLE/EJECUTOR: COOPERACIÓN INTERNACIONAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**560.597**	**0**	**0**	**0**	**0**	**0**	**560.597**
402	01	00	00	Productos alimenticios y agropecuarios	560.597	0	0	0	0	0	560.597
402	01	01	00	Alimentos y bebidas para personas	560.597	0	0	0	0	0	560.597
403	**00**	**00**	**00**	**Servicios no personales**	**1.989.403**	**0**	**0**	**0**	**0**	**0**	**1.989.403**
403	07	00	00	Servicios de información, impresión y relaciones públicas	849.805	0	0	0	0	0	849.805
403	07	01	00	Publicidad y propaganda	313.017	0	0	0	0	0	313.017
403	07	02	00	Imprenta y reproducción	156.966	0	0	0	0	0	156.966
403	07	03	00	Relaciones sociales	379.822	0	0	0	0	0	379.822
403	09	00	00	Viáticos y pasajes	816.379	0	0	0	0	0	816.379
403	09	01	00	Viáticos y pasajes dentro del país	278.393	0	0	0	0	0	278.393
403	09	02	00	Viáticos y pasajes fuera del país	537.986	0	0	0	0	0	537.986
403	10	00	00	Servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	10	99	00	Otros servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	273.219	0	0	0	0	0	273.219
403	18	01	00	Impuesto al valor agregado	273.219	0	0	0	0	0	273.219
				Totales	**2.550.000**	**0**	**0**	**0**	**0**	**0**	**2.550.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113748 350155000 COOPERACIÓN NACIONAL E INTERNACIONAL EN MATERIA DE EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA E IMPULSAR LA NUEVA GEOPOLÍTICA NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: PLAN

META: 20

RESPONSABLE/EJECUTOR: COOPERACIÓN INTERNACIONAL

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113748 350155000 COOPERACIÓN NACIONAL E INTERNACIONAL EN MATERIA DE EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA E IMPULSAR LA NUEVA GEOPOLÍTICA NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: PLAN **META:** 20

RESPONSABLE/EJECUTOR: COOPERACIÓN INTERNACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350155001 DESARROLLO Y CONSOLIDACIÓN DE RELACIONES DE COOPERACIÓN SOLIDARIA EN EDUCACIÓN UNIVERSITARIA CON LOS PAISES DEL MUNDO

UNIDAD DE MEDIDA: PLAN **META:** 15

RESPONSABLE/EJECUTOR: OFICINA DE COOPERACIÓN INTERNACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**455.357**	**0**	**0**	**0**	**0**	0	**455.357**
402	01	00	00	Productos alimenticios y agropecuarios	455.357	0	0	0	0	0	455.357
402	01	01	00	Alimentos y bebidas para personas	455.357	0	0	0	0	0	455.357
403	**00**	**00**	**00**	**Servicios no personales**	**1.329.647**	**0**	**0**	**0**	**0**	0	**1.329.647**
403	07	00	00	Servicios de información, impresión y relaciones públicas	562.501	0	0	0	0	0	562.501
403	07	01	00	Publicidad y propaganda	185.713	0	0	0	0	0	185.713
403	07	02	00	Imprenta y reproducción	106.966	0	0	0	0	0	106.966
403	07	03	00	Relaciones sociales	269.822	0	0	0	0	0	269.822
403	09	00	00	Viáticos y pasajes	575.892	0	0	0	0	0	575.892
403	09	01	00	Viáticos y pasajes dentro del país	138.393	0	0	0	0	0	138.393
403	09	02	00	Viáticos y pasajes fuera del país	437.499	0	0	0	0	0	437.499
403	18	00	00	Impuestos indirectos	191.254	0	0	0	0	0	191.254
403	18	01	00	Impuesto al valor agregado	191.254	0	0	0	0	0	191.254
				Totales	**1.785.004**	**0**	**0**	**0**	**0**	0	**1.785.004**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113748 350155000 COOPERACIÓN NACIONAL E INTERNACIONAL EN MATERIA DE EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: UNIVERSALIZAR LA EDUCACIÓN UNIVERSITARIA E IMPULSAR LA NUEVA GEOPOLÍTICA NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: PLAN **META:** 20

RESPONSABLE/EJECUTOR: COOPERACIÓN INTERNACIONAL **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 350155002 DESARROLLO DE EVENTOS NACIONALES E INTERNACIONALES DE COOPERACIÓN EN MATERIA DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: DOCUMENTO **META:** 5

RESPONSABLE/EJECUTOR: OFICINA DE COOPERACIÓN INTERNACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**105.240**	**0**	**0**	**0**	**0**	0	**105.240**
402	01	00	00	Productos alimenticios y agropecuarios	105.240	0	0	0	0	0	105.240
402	01	01	00	Alimentos y bebidas para personas	105.240	0	0	0	0	0	105.240
403	**00**	**00**	**00**	**Servicios no personales**	**659.756**	**0**	**0**	**0**	**0**	0	**659.756**
403	07	00	00	Servicios de información, impresión y relaciones públicas	287.304	0	0	0	0	0	287.304
403	07	01	00	Publicidad y propaganda	127.304	0	0	0	0	0	127.304
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	110.000	0	0	0	0	0	110.000
403	09	00	00	Viáticos y pasajes	240.487	0	0	0	0	0	240.487
403	09	01	00	Viáticos y pasajes dentro del pais	140.000	0	0	0	0	0	140.000
403	09	02	00	Viáticos y pasajes fuera del pais	100.487	0	0	0	0	0	100.487
403	10	00	00	Servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	10	99	00	Otros servicios profesionales y técnicos	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	81.965	0	0	0	0	0	81.965
403	18	01	00	Impuesto al valor agregado	81.965	0	0	0	0	0	81.965
				Totales	**764.996**	**0**	**0**	**0**	**0**	0	**764.996**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114279 350156000 COOPERACIÓN Y SOLIDARIDAD CON LAS Y LOS ESTUDIANTES VENEZOLANOS EN EL EXTERIOR E INTERNACIONALES EN VENEZUELA

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: ESTUDIANTE

META: 4.500

RESPONSABLE/EJECUTOR: COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL INTERNACIONAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**750.000**	**0**	**0**	**0**	**0**	**0**	**750.000**
402	01	00	00	Productos alimenticios y agropecuarios	582.000	0	0	0	0	0	582.000
402	01	01	00	Alimentos y bebidas para personas	582.000	0	0	0	0	0	582.000
402	03	00	00	Textiles y vestuarios	10.000	0	0	0	0	0	10.000
402	03	01	00	Textiles	5.000	0	0	0	0	0	5.000
402	03	02	00	Prendas de vestir	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	60.000	0	0	0	0	0	60.000
402	05	04	00	Libros, revistas y periódicos	10.000	0	0	0	0	0	10.000
402	05	05	00	Material de enseñanza	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	88.000	0	0	0	0	0	88.000
402	06	03	00	Tintas, pinturas y colorantes	80.000	0	0	0	0	0	80.000
402	06	08	00	Productos plásticos	8.000	0	0	0	0	0	8.000
402	10	00	00	Productos varios y útiles diversos	10.000	0	0	0	0	0	10.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.562.000**	**0**	**0**	**0**	**0**	**0**	**1.562.000**
403	02	00	00	Alquileres de maquinaria y equipos	215.000	0	0	0	0	0	215.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	215.000	0	0	0	0	0	215.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	767.518	0	0	0	0	0	767.518
403	07	01	00	Publicidad y propaganda	292.858	0	0	0	0	0	292.858
403	07	02	00	Imprenta y reproducción	76.429	0	0	0	0	0	76.429
403	07	03	00	Relaciones sociales	398.231	0	0	0	0	0	398.231
403	09	00	00	Viáticos y pasajes	331.704	0	0	0	0	0	331.704
403	09	01	00	Viáticos y pasajes dentro del país	276.704	0	0	0	0	0	276.704
403	09	02	00	Viáticos y pasajes fuera del país	55.000	0	0	0	0	0	55.000
403	18	00	00	Impuestos indirectos	247.778	0	0	0	0	0	247.778
403	18	01	00	Impuesto al valor agregado	247.778	0	0	0	0	0	247.778
407	**00**	**00**	**00**	**Transferencias y donaciones**	**425.000**	**0**	**0**	**0**	**0**	**0**	**425.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	425.000	0	0	0	0	0	425.000
407	02	02	00	Donaciones corrientes al exterior	425.000	0	0	0	0	0	425.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114279 350156000 COOPERACIÓN Y SOLIDARIDAD CON LAS Y LOS ESTUDIANTES VENEZOLANOS EN EL EXTERIOR E INTERNACIONALES EN VENEZUELA

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: ESTUDIANTE

META: 4.500

RESPONSABLE/EJECUTOR: COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL INTERNACIONAL

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	02	02	01	Donaciones corrientes a personas	425.000	0	0	0	0	0	425.000
				Totales	**2.737.000**	**0**	**0**	**0**	**0**	**0**	**2.737.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114279 350156000 COOPERACIÓN Y SOLIDARIDAD CON LAS Y LOS ESTUDIANTES VENEZOLANOS EN EL EXTERIOR E INTERNACIONALES EN VENEZUELA

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: ESTUDIANTE

META: 4.500

RESPONSABLE/EJECUTOR: COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL INTERNACIONAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114279 350156000 COOPERACIÓN Y SOLIDARIDAD CON LAS Y LOS ESTUDIANTES VENEZOLANOS EN EL EXTERIOR E INTERNACIONALES EN VENEZUELA

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 4.500

RESPONSABLE/EJECUTOR: COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL INTERNACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350156001 DESARROLLAR EL SISTEMA NACIONAL DE ATENCIÓN INTEGRAL, COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL CON LAS Y LOS ESTUDIANTES VENEZOLANOS EN EL EXTERIOR E INTERNACIONALES EN VENEZUELA ENMARCADOS EN LA CONSTRUCCIÓN DE UN MUNDO MULTIPOLAR, EN LA INTEGRACIÓN LATINOAMERICANA

UNIDAD DE MEDIDA: MESA TÉCNICA **META:** 4

RESPONSABLE/EJECUTOR: OFICINA DE COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL INTERNACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**96.000**	**0**	**0**	**0**	**0**	0	**96.000**
402	01	00	00	Productos alimenticios y agropecuarios	96.000	0	0	0	0	0	96.000
402	01	01	00	Alimentos y bebidas para personas	96.000	0	0	0	0	0	96.000
403	**00**	**00**	**00**	**Servicios no personales**	**417.000**	**0**	**0**	**0**	**0**	0	**417.000**
403	02	00	00	Alquileres de maquinaria y equipos	25.000	0	0	0	0	0	25.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	25.000	0	0	0	0	0	25.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	277.016	0	0	0	0	0	277.016
403	07	01	00	Publicidad y propaganda	35.000	0	0	0	0	0	35.000
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	0	10.000
403	07	03	00	Relaciones sociales	232.016	0	0	0	0	0	232.016
403	09	00	00	Viáticos y pasajes	60.019	0	0	0	0	0	60.019
403	09	01	00	Viáticos y pasajes dentro del país	60.019	0	0	0	0	0	60.019
403	18	00	00	Impuestos indirectos	54.965	0	0	0	0	0	54.965
403	18	01	00	Impuesto al valor agregado	54.965	0	0	0	0	0	54.965
				Totales	**513.000**	**0**	**0**	**0**	**0**	0	**513.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114279 350156000 COOPERACIÓN Y SOLIDARIDAD CON LAS Y LOS ESTUDIANTES VENEZOLANOS EN EL EXTERIOR E INTERNACIONALES EN VENEZUELA

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 4.500

RESPONSABLE/EJECUTOR: COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL INTERNACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350156002 COORDINAR LA SELECCIÓN, FORMACIÓN, ORIENTACIÓN ACADÉMICA Y APOYO SOCIOECONÓMICO A LAS Y LOS ESTUDIANTES VENEZOLANOS EN EL EXTRANJERO E INTERNACIONALES EN EL PAÍS, QUE CURSAN ESTUDIOS EN LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: ATENCIÓN REALIZADA **META:** 4.500

RESPONSABLE/EJECUTOR: OFICINA DE COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL INTERNACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**332.000**	**0**	**0**	**0**	**0**	0	**332.000**
402	01	00	00	Productos alimenticios y agropecuarios	222.000	0	0	0	0	0	222.000
402	01	01	00	Alimentos y bebidas para personas	222.000	0	0	0	0	0	222.000
402	03	00	00	Textiles y vestuarios	10.000	0	0	0	0	0	10.000
402	03	01	00	Textiles	5.000	0	0	0	0	0	5.000
402	03	02	00	Prendas de vestir	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	10.000	0	0	0	0	0	10.000
402	05	04	00	Libros, revistas y periódicos	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	80.000	0	0	0	0	0	80.000
402	06	03	00	Tintas, pinturas y colorantes	80.000	0	0	0	0	0	80.000
402	10	00	00	Productos varios y útiles diversos	10.000	0	0	0	0	0	10.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
403	**00**	**00**	**00**	**Servicios no personales**	**516.000**	**0**	**0**	**0**	**0**	0	**516.000**
403	02	00	00	Alquileres de maquinaria y equipos	68.750	0	0	0	0	0	68.750
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	68.750	0	0	0	0	0	68.750
403	07	00	00	Servicios de información, impresión y relaciones públicas	236.073	0	0	0	0	0	236.073
403	07	01	00	Publicidad y propaganda	113.429	0	0	0	0	0	113.429
403	07	02	00	Imprenta y reproducción	41.429	0	0	0	0	0	41.429
403	07	03	00	Relaciones sociales	81.215	0	0	0	0	0	81.215
403	09	00	00	Viáticos y pasajes	120.257	0	0	0	0	0	120.257
403	09	01	00	Viáticos y pasajes dentro del país	65.257	0	0	0	0	0	65.257
403	09	02	00	Viáticos y pasajes fuera del país	55.000	0	0	0	0	0	55.000
403	18	00	00	Impuestos indirectos	90.920	0	0	0	0	0	90.920
403	18	01	00	Impuesto al valor agregado	90.920	0	0	0	0	0	90.920

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114279 350156000 COOPERACIÓN Y SOLIDARIDAD CON LAS Y LOS ESTUDIANTES VENEZOLANOS EN EL EXTERIOR E INTERNACIONALES EN VENEZUELA

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 4.500

RESPONSABLE/EJECUTOR: COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL INTERNACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 350156002 COORDINAR LA SELECCIÓN, FORMACIÓN, ORIENTACIÓN ACADÉMICA Y APOYO SOCIOECONÓMICO A LAS Y LOS ESTUDIANTES VENEZOLANOS EN EL EXTRANJERO E INTERNACIONALES EN EL PAÍS, QUE CURSAN ESTUDIOS EN LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA.

UNIDAD DE MEDIDA: *ATENCIÓN REALIZADA* **META:** 4.500

RESPONSABLE/EJECUTOR: OFICINA DE COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL INTERNACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**425.000**	**0**	**0**	**0**	**0**	0	**425.000**
407	02	00	00	Transferencias y donaciones corrientes al exterior	425.000	0	0	0	0	0	425.000
407	02	02	00	Donaciones corrientes al exterior	425.000	0	0	0	0	0	425.000
407	02	02	01	Donaciones corrientes a personas	425.000	0	0	0	0	0	425.000
				Totales	**1.273.000**	**0**	**0**	**0**	**0**	0	**1.273.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114279 350156000 COOPERACIÓN Y SOLIDARIDAD CON LAS Y LOS ESTUDIANTES VENEZOLANOS EN EL EXTERIOR E INTERNACIONALES EN VENEZUELA

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

UNIDAD DE MEDIDA: ESTUDIANTE **META:** 4.500

RESPONSABLE/EJECUTOR: COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL INTERNACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350156003 PROMOVER Y ARTICULAR CON LOS DIFERENTES ENTES DEL ESTADO VENEZOLANO E INSTITUCIONES Y ORGANIZACIONES INTERNACIONALES, LO CONCERNIENTE A LA FORMACIÓN Y ORGANIZACIÓN SOCIAL, POLÍTICA, ECOLÓGICA, CIENTÍFICO-TECNOLÓGICO, PLURICULTURAL Y RECREATIVA DE LAS Y LOS ESTUDIANTES.

UNIDAD DE MEDIDA: ENCUENTRO **META:** 6

RESPONSABLE/EJECUTOR: OFICINA DE COOPERACIÓN Y SOLIDARIDAD ESTUDIANTIL INTERNACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**322.000**	**0**	**0**	**0**	**0**	0	**322.000**
402	01	00	00	Productos alimenticios y agropecuarios	264.000	0	0	0	0	0	264.000
402	01	01	00	Alimentos y bebidas para personas	264.000	0	0	0	0	0	264.000
402	05	00	00	Productos de papel, cartón e impresos	50.000	0	0	0	0	0	50.000
402	05	05	00	Material de enseñanza	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	8.000	0	0	0	0	0	8.000
402	06	08	00	Productos plásticos	8.000	0	0	0	0	0	8.000
403	**00**	**00**	**00**	**Servicios no personales**	**629.000**	**0**	**0**	**0**	**0**	0	**629.000**
403	02	00	00	Alquileres de maquinaria y equipos	121.250	0	0	0	0	0	121.250
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	121.250	0	0	0	0	0	121.250
403	07	00	00	Servicios de información, impresión y relaciones públicas	254.429	0	0	0	0	0	254.429
403	07	01	00	Publicidad y propaganda	144.429	0	0	0	0	0	144.429
403	07	02	00	Imprenta y reproducción	25.000	0	0	0	0	0	25.000
403	07	03	00	Relaciones sociales	85.000	0	0	0	0	0	85.000
403	09	00	00	Viáticos y pasajes	151.428	0	0	0	0	0	151.428
403	09	01	00	Viáticos y pasajes dentro del país	151.428	0	0	0	0	0	151.428
403	18	00	00	Impuestos indirectos	101.893	0	0	0	0	0	101.893
403	18	01	00	Impuesto al valor agregado	101.893	0	0	0	0	0	101.893
				Totales	**951.000**	**0**	**0**	**0**	**0**	0	**951.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114434 350157000 ORGANIZACIÓN, INTEGRACIÓN, ATENCIÓN Y FORTALECIMIENTO DE LOS ESTUDIANTES EN EL EJERCICIO DEL PODER POPULAR Y LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: JORNADA

META: 35

RESPONSABLE/EJECUTOR: PARTICIPACIÓN ESTUDIANTIL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**480.007**	**0**	**0**	**0**	**0**	**0**	**480.007**
402	01	00	00	Productos alimenticios y agropecuarios	400.007	0	0	0	0	0	400.007
402	01	01	00	Alimentos y bebidas para personas	400.007	0	0	0	0	0	400.007
402	06	00	00	Productos químicos y derivados	80.000	0	0	0	0	0	80.000
402	06	03	00	Tintas, pinturas y colorantes	80.000	0	0	0	0	0	80.000
403	**00**	**00**	**00**	**Servicios no personales**	**1.388.951**	**0**	**0**	**0**	**0**	**0**	**1.388.951**
403	02	00	00	Alquileres de maquinaria y equipos	99.995	0	0	0	0	0	99.995
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	99.995	0	0	0	0	0	99.995
403	07	00	00	Servicios de información, impresión y relaciones públicas	860.014	0	0	0	0	0	860.014
403	07	01	00	Publicidad y propaganda	99.995	0	0	0	0	0	99.995
403	07	02	00	Imprenta y reproducción	50.011	0	0	0	0	0	50.011
403	07	03	00	Relaciones sociales	710.008	0	0	0	0	0	710.008
403	09	00	00	Viáticos y pasajes	197.011	0	0	0	0	0	197.011
403	09	01	00	Viáticos y pasajes dentro del país	157.608	0	0	0	0	0	157.608
403	09	02	00	Viáticos y pasajes fuera del país	39.403	0	0	0	0	0	39.403
403	10	00	00	Servicios profesionales y técnicos	36.458	0	0	0	0	0	36.458
403	10	07	00	Servicios de capacitación y adiestramiento	36.458	0	0	0	0	0	36.458
403	18	00	00	Impuestos indirectos	195.473	0	0	0	0	0	195.473
403	18	01	00	Impuesto al valor agregado	195.473	0	0	0	0	0	195.473
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.460**	**0**	**0**	**0**	**0**	**0**	**20.460**
407	01	00	00	Transferencias y donaciones corrientes internas	20.460	0	0	0	0	0	20.460
407	01	02	00	Donaciones corrientes internas al sector privado	20.460	0	0	0	0	0	20.460
407	01	02	01	Donaciones corrientes a personas	20.460	0	0	0	0	0	20.460
				Totales	**1.889.418**	**0**	**0**	**0**	**0**	**0**	**1.889.418**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114434 350157000 ORGANIZACIÓN, INTEGRACIÓN, ATENCIÓN Y FORTALECIMIENTO DE LOS ESTUDIANTES EN EL EJERCICIO DEL PODER POPULAR Y LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: JORNADA

META: 35

RESPONSABLE/EJECUTOR: PARTICIPACIÓN ESTUDIANTIL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114434 350157000 ORGANIZACIÓN, INTEGRACIÓN, ATENCIÓN Y FORTALECIMIENTO DE LOS ESTUDIANTES EN EL EJERCICIO DEL PODER POPULAR Y LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: JORNADA **META:** 35

RESPONSABLE/EJECUTOR: PARTICIPACIÓN ESTUDIANTIL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 350157001 FOMENTAR, IMPULSAR, AFIANZAR Y FORTALECER LA FORMACIÓN SOCIOPOLÍTICA E HISTÓRICA DE LOS JÓVENES Y ESTUDIANTES UNIVERSITARIOS EN SUS DIVERSOS TIPOS DE ORGANIZACIÓN A NIVEL LOCAL, REGIONAL, NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: *EVENTO* **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**80.003**	**0**	**0**	**0**	**0**	0	**80.003**
402	01	00	00	Productos alimenticios y agropecuarios	80.003	0	0	0	0	0	80.003
402	01	01	00	Alimentos y bebidas para personas	80.003	0	0	0	0	0	80.003
403	**00**	**00**	**00**	**Servicios no personales**	**291.847**	**0**	**0**	**0**	**0**	0	**291.847**
403	02	00	00	Alquileres de maquinaria y equipos	19.999	0	0	0	0	0	19.999
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	19.999	0	0	0	0	0	19.999
403	07	00	00	Servicios de información, impresión y relaciones públicas	172.004	0	0	0	0	0	172.004
403	07	01	00	Publicidad y propaganda	19.999	0	0	0	0	0	19.999
403	07	02	00	Imprenta y reproducción	10.003	0	0	0	0	0	10.003
403	07	03	00	Relaciones sociales	142.002	0	0	0	0	0	142.002
403	09	00	00	Viáticos y pasajes	39.403	0	0	0	0	0	39.403
403	09	01	00	Viáticos y pasajes dentro del país	39.403	0	0	0	0	0	39.403
403	10	00	00	Servicios profesionales y técnicos	20.602	0	0	0	0	0	20.602
403	10	07	00	Servicios de capacitación y adiestramiento	20.602	0	0	0	0	0	20.602
403	18	00	00	Impuestos indirectos	39.839	0	0	0	0	0	39.839
403	18	01	00	Impuesto al valor agregado	39.839	0	0	0	0	0	39.839
				Totales	**371.850**	**0**	**0**	**0**	**0**	0	**371.850**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114434 350157000 ORGANIZACIÓN, INTEGRACIÓN, ATENCIÓN Y FORTALECIMIENTO DE LOS ESTUDIANTES EN EL EJERCICIO DEL PODER POPULAR Y LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: JORNADA **META:** 35

RESPONSABLE/EJECUTOR: PARTICIPACIÓN ESTUDIANTIL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350157002 GENERAR, PROMOVER, FOMENTAR, IMPULSAR Y DESARROLLAR POLÍTICAS QUE PERMITAN FAVORECER Y POTENCIAR LA CONFORMACIÓN DE LAS DISTINTAS ORGANIZACIONES ESTUDIANTILES A NIVEL LOCAL, REGIONAL, NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: JORNADA **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**128.003**	**0**	**0**	**0**	**0**	0	**128.003**
402	01	00	00	Productos alimenticios y agropecuarios	80.003	0	0	0	0	0	80.003
402	01	01	00	Alimentos y bebidas para personas	80.003	0	0	0	0	0	80.003
402	06	00	00	Productos químicos y derivados	48.000	0	0	0	0	0	48.000
402	06	03	00	Tintas, pinturas y colorantes	48.000	0	0	0	0	0	48.000
403	**00**	**00**	**00**	**Servicios no personales**	**274.532**	**0**	**0**	**0**	**0**	0	**274.532**
403	02	00	00	Alquileres de maquinaria y equipos	19.999	0	0	0	0	0	19.999
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	19.999	0	0	0	0	0	19.999
403	07	00	00	Servicios de información, impresión y relaciones públicas	172.004	0	0	0	0	0	172.004
403	07	01	00	Publicidad y propaganda	19.999	0	0	0	0	0	19.999
403	07	02	00	Imprenta y reproducción	10.003	0	0	0	0	0	10.003
403	07	03	00	Relaciones sociales	142.002	0	0	0	0	0	142.002
403	09	00	00	Viáticos y pasajes	39.403	0	0	0	0	0	39.403
403	09	02	00	Viáticos y pasajes fuera del país	39.403	0	0	0	0	0	39.403
403	18	00	00	Impuestos indirectos	43.126	0	0	0	0	0	43.126
403	18	01	00	Impuesto al valor agregado	43.126	0	0	0	0	0	43.126
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.460**	**0**	**0**	**0**	**0**	0	**20.460**
407	01	00	00	Transferencias y donaciones corrientes internas	20.460	0	0	0	0	0	20.460
407	01	02	00	Donaciones corrientes internas al sector privado	20.460	0	0	0	0	0	20.460
407	01	02	01	Donaciones corrientes a personas	20.460	0	0	0	0	0	20.460
				Totales	**422.995**	**0**	**0**	**0**	**0**	0	**422.995**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114434 350157000 ORGANIZACIÓN, INTEGRACIÓN, ATENCIÓN Y FORTALECIMIENTO DE LOS ESTUDIANTES EN EL EJERCICIO DEL PODER POPULAR Y LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: JORNADA **META:** 35

RESPONSABLE/EJECUTOR: PARTICIPACIÓN ESTUDIANTIL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350157003 DESARROLLAR POLÍTICAS QUE PERMITAN GENERAR MECANISMOS Y CONDICIONES PARA LA PROMOCIÓN, DESARROLLO Y CONSOLIDACIÓN DE LA CONTROLARÍA SOCIAL COMO MEDIO DE LA PARTICIPACIÓN Y DE LA CORRESPONSABILIDAD DE LOS Y LAS ESTUDIANTES PARA GARANTIZAR EL BUEN USO, GOCE, DISFRUTE Y TRANSPARENCIA EN EL MANEJO DE LOS RECURSOS DESTINADOS PARA LA PRESTACIÓN DE BIENES Y SERVICIOS ESTUDIANTILES.

UNIDAD DE MEDIDA: JORNADA **META:** 8

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**80.000**	**0**	**0**	**0**	**0**	0	**80.000**
402	01	00	00	Productos alimenticios y agropecuarios	80.000	0	0	0	0	0	80.000
402	01	01	00	Alimentos y bebidas para personas	80.000	0	0	0	0	0	80.000
403	**00**	**00**	**00**	**Servicios no personales**	**268.768**	**0**	**0**	**0**	**0**	0	**268.768**
403	02	00	00	Alquileres de maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	20.000	0	0	0	0	0	20.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	172.000	0	0	0	0	0	172.000
403	07	01	00	Publicidad y propaganda	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	10.000	0	0	0	0	0	10.000
403	07	03	00	Relaciones sociales	142.000	0	0	0	0	0	142.000
403	09	00	00	Viáticos y pasajes	39.400	0	0	0	0	0	39.400
403	09	01	00	Viáticos y pasajes dentro del país	39.400	0	0	0	0	0	39.400
403	18	00	00	Impuestos indirectos	37.368	0	0	0	0	0	37.368
403	18	01	00	Impuesto al valor agregado	37.368	0	0	0	0	0	37.368
				Totales	**348.768**	**0**	**0**	**0**	**0**	0	**348.768**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114434 350157000 ORGANIZACIÓN, INTEGRACIÓN, ATENCIÓN Y FORTALECIMIENTO DE LOS ESTUDIANTES EN EL EJERCICIO DEL PODER POPULAR Y LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: JORNADA **META:** 35

RESPONSABLE/EJECUTOR: PARTICIPACIÓN ESTUDIANTIL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350157004 COORDINAR, PROMOVER, FOMENTAR EL SERVICIO COMUNITARIO MEDIANTE LA CAPACITACIÓN, ORIENTACIÓN Y ASESORAMIENTO DE LOS ESTUDIANTES EN LAS IEU Y LA ARTICULACIÓN CON LOS DISTINTOS ENTES PARA SU DESARROLLO Y EJECUCIÓN, BASADO EN LOS PRINCIPIOS DE SOLIDARIDAD, IGUALDAD, COOPERACIÓN, CORRESPONSABILIDAD Y PARTICIPACIÓN EN CORRESPONDENCIA CON LA LEY DEL SERVICIO COMUNITARIO.

UNIDAD DE MEDIDA: EVENTO **META:** 7

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**112.003**	**0**	**0**	**0**	**0**	0	**112.003**
402	01	00	00	Productos alimenticios y agropecuarios	80.003	0	0	0	0	0	80.003
402	01	01	00	Alimentos y bebidas para personas	80.003	0	0	0	0	0	80.003
402	06	00	00	Productos químicos y derivados	32.000	0	0	0	0	0	32.000
402	06	03	00	Tintas, pinturas y colorantes	32.000	0	0	0	0	0	32.000
403	**00**	**00**	**00**	**Servicios no personales**	**267.274**	**0**	**0**	**0**	**0**	0	**267.274**
403	02	00	00	Alquileres de maquinaria y equipos	19.999	0	0	0	0	0	19.999
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	19.999	0	0	0	0	0	19.999
403	07	00	00	Servicios de información, impresión y relaciones públicas	172.004	0	0	0	0	0	172.004
403	07	01	00	Publicidad y propaganda	19.999	0	0	0	0	0	19.999
403	07	02	00	Imprenta y reproducción	10.003	0	0	0	0	0	10.003
403	07	03	00	Relaciones sociales	142.002	0	0	0	0	0	142.002
403	09	00	00	Viáticos y pasajes	39.403	0	0	0	0	0	39.403
403	09	01	00	Viáticos y pasajes dentro del país	39.403	0	0	0	0	0	39.403
403	18	00	00	Impuestos indirectos	35.868	0	0	0	0	0	35.868
403	18	01	00	Impuesto al valor agregado	35.868	0	0	0	0	0	35.868
				Totales	**379.277**	**0**	**0**	**0**	**0**	0	**379.277**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114434 350157000 ORGANIZACIÓN, INTEGRACIÓN, ATENCIÓN Y FORTALECIMIENTO DE LOS ESTUDIANTES EN EL EJERCICIO DEL PODER POPULAR Y LA DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA.

OBJETIVO DEL PROYECTO: DEMOCRACIA PARTICIPATIVA Y PROTAGÓNICA

UNIDAD DE MEDIDA: JORNADA **META:** 35

RESPONSABLE/EJECUTOR: PARTICIPACIÓN ESTUDIANTIL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350157005 FORTALECER EL PLAN DE PARTICIPACIÓN ESTUDIANTIL, ARTICULANDO TODAS LAS CORRIENTES, PROPUESTAS E INICIATIVAS ESTUDIANTILES

UNIDAD DE MEDIDA: *EVENTO* **META:** 6

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE PARTICIPACIÓN ESTUDIANTIL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**79.998**	**0**	**0**	**0**	**0**	0	**79.998**
402	01	00	00	Productos alimenticios y agropecuarios	79.998	0	0	0	0	0	79.998
402	01	01	00	Alimentos y bebidas para personas	79.998	0	0	0	0	0	79.998
403	**00**	**00**	**00**	**Servicios no personales**	**286.530**	**0**	**0**	**0**	**0**	0	**286.530**
403	02	00	00	Alquileres de maquinaria y equipos	19.998	0	0	0	0	0	19.998
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	19.998	0	0	0	0	0	19.998
403	07	00	00	Servicios de información, impresión y relaciones públicas	172.002	0	0	0	0	0	172.002
403	07	01	00	Publicidad y propaganda	19.998	0	0	0	0	0	19.998
403	07	02	00	Imprenta y reproducción	10.002	0	0	0	0	0	10.002
403	07	03	00	Relaciones sociales	142.002	0	0	0	0	0	142.002
403	09	00	00	Viáticos y pasajes	39.402	0	0	0	0	0	39.402
403	09	01	00	Viáticos y pasajes dentro del país	39.402	0	0	0	0	0	39.402
403	10	00	00	Servicios profesionales y técnicos	15.856	0	0	0	0	0	15.856
403	10	07	00	Servicios de capacitación y adiestramiento	15.856	0	0	0	0	0	15.856
403	18	00	00	Impuestos indirectos	39.272	0	0	0	0	0	39.272
403	18	01	00	Impuesto al valor agregado	39.272	0	0	0	0	0	39.272
				Totales	**366.528**	**0**	**0**	**0**	**0**	0	**366.528**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114280 350158000 FORTALECIMIENTO DE LA GESTIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: CONSTRUIR UN SISTEMA DE EDUCACIÓN UNIVERSITARIA, FUNDADO EN LA COOPERACIÓN SOLIDARIA CAPAZ DE VINCULAR LOS ESFUERZOS Y RECURSOS EXISTENTES

UNIDAD DE MEDIDA: PROCESO **META:** 5

RESPONSABLE/EJECUTOR: COORDINACIÓN SUPERIOR DEL DESPACHO DEL MINISTRO-DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.102.620**	**0**	**0**	**0**	**0**	**0**	**1.102.620**
402	01	00	00	Productos alimenticios y agropecuarios	452.700	0	0	0	0	0	452.700
402	01	01	00	Alimentos y bebidas para personas	452.700	0	0	0	0	0	452.700
402	03	00	00	Textiles y vestuarios	5.000	0	0	0	0	0	5.000
402	03	02	00	Prendas de vestir	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	200.546	0	0	0	0	0	200.546
402	05	01	00	Pulpa de madera, papel y cartón	84.000	0	0	0	0	0	84.000
402	05	03	00	Productos de papel y cartón para oficina	109.796	0	0	0	0	0	109.796
402	05	05	00	Material de enseñanza	1.950	0	0	0	0	0	1.950
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.800	0	0	0	0	0	4.800
402	10	00	00	Productos varios y útiles diversos	149.950	0	0	0	0	0	149.950
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.950	0	0	0	0	0	1.950
402	10	08	00	Materiales para equipos de computación	148.000	0	0	0	0	0	148.000
402	99	00	00	Otros materiales y suministros	294.424	0	0	0	0	0	294.424
402	99	01	00	Otros materiales y suministros	294.424	0	0	0	0	0	294.424
403	**00**	**00**	**00**	**Servicios no personales**	**6.263.266**	**0**	**0**	**0**	**0**	**0**	**6.263.266**
403	01	00	00	Alquileres de inmuebles	150.000	0	0	0	0	0	150.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	150.000	0	0	0	0	0	150.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.871.871	0	0	0	0	0	2.871.871
403	07	01	00	Publicidad y propaganda	1.095.000	0	0	0	0	0	1.095.000
403	07	02	00	Imprenta y reproducción	483.500	0	0	0	0	0	483.500
403	07	03	00	Relaciones sociales	554.371	0	0	0	0	0	554.371
403	07	04	00	Avisos	739.000	0	0	0	0	0	739.000
403	09	00	00	Viáticos y pasajes	684.100	0	0	0	0	0	684.100
403	09	01	00	Viáticos y pasajes dentro del país	684.100	0	0	0	0	0	684.100
403	10	00	00	Servicios profesionales y técnicos	1.355.400	0	0	0	0	0	1.355.400
403	10	03	00	Servicios de procesamiento de datos	1.135.000	0	0	0	0	0	1.135.000
403	10	07	00	Servicios de capacitación y adiestramiento	121.000	0	0	0	0	0	121.000
403	10	99	00	Otros servicios profesionales y técnicos	99.400	0	0	0	0	0	99.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114280 350158000 FORTALECIMIENTO DE LA GESTIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: CONSTRUIR UN SISTEMA DE EDUCACIÓN UNIVERSITARIA, FUNDADO EN LA COOPERACIÓN SOLIDARIA CAPAZ DE VINCULAR LOS ESFUERZOS Y RECURSOS EXISTENTES

UNIDAD DE MEDIDA: PROCESO **META:** 5

RESPONSABLE/EJECUTOR: COORDINACIÓN SUPERIOR DEL DESPACHO DEL MINISTRO-DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	1.201.895	0	0	0	0	0	1.201.895
403	18	01	00	Impuesto al valor agregado	1.201.895	0	0	0	0	0	1.201.895
404	**00**	**00**	**00**	**Activos reales**	**3.428.300**	**0**	**0**	**0**	**0**	**0**	**3.428.300**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.630.000	0	0	0	0	0	1.630.000
404	05	01	00	Equipos de telecomunicaciones	1.630.000	0	0	0	0	0	1.630.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	407.000	0	0	0	0	0	407.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	407.000	0	0	0	0	0	407.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.391.300	0	0	0	0	0	1.391.300
404	09	02	00	Equipos de computación	1.391.300	0	0	0	0	0	1.391.300
				Totales	**10.794.186**	**0**	**0**	**0**	**0**	**0**	**10.794.186**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114280 350158000 FORTALECIMIENTO DE LA GESTIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: CONSTRUIR UN SISTEMA DE EDUCACIÓN UNIVERSITARIA, FUNDADO EN LA COOPERACIÓN SOLIDARIA CAPAZ DE VINCULAR LOS ESFUERZOS Y RECURSOS EXISTENTES

UNIDAD DE MEDIDA: PROCESO

META: 5

RESPONSABLE/EJECUTOR: COORDINACIÓN SUPERIOR DEL DESPACHO DEL MINISTRO-DIRECCIÓN DEL DESPACHO

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114280 350158000 FORTALECIMIENTO DE LA GESTIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: CONSTRUIR UN SISTEMA DE EDUCACIÓN UNIVERSITARIA, FUNDADO EN LA COOPERACIÓN SOLIDARIA CAPAZ DE VINCULAR LOS ESFUERZOS Y RECURSOS EXISTENTES

UNIDAD DE MEDIDA: PROCESO **META:** 5

RESPONSABLE/EJECUTOR: COORDINACIÓN SUPERIOR DEL DESPACHO DEL MINISTRO-DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350158001 FORTALECIMIENTO DE LA PLATAFORMA TECNOLÓGICA DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: *SERVICIO* **META:** 210

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y LA COMUNICACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**203.300**	**0**	**0**	**0**	**0**	0	**203.300**
402	01	00	00	Productos alimenticios y agropecuarios	45.000	0	0	0	0	0	45.000
402	01	01	00	Alimentos y bebidas para personas	45.000	0	0	0	0	0	45.000
402	10	00	00	Productos varios y útiles diversos	148.000	0	0	0	0	0	148.000
402	10	08	00	Materiales para equipos de computación	148.000	0	0	0	0	0	148.000
402	99	00	00	Otros materiales y suministros	10.300	0	0	0	0	0	10.300
402	99	01	00	Otros materiales y suministros	10.300	0	0	0	0	0	10.300
403	**00**	**00**	**00**	**Servicios no personales**	**1.525.400**	**0**	**0**	**0**	**0**	0	**1.525.400**
403	09	00	00	Viáticos y pasajes	15.400	0	0	0	0	0	15.400
403	09	01	00	Viáticos y pasajes dentro del pais	15.400	0	0	0	0	0	15.400
403	10	00	00	Servicios profesionales y técnicos	1.135.000	0	0	0	0	0	1.135.000
403	10	03	00	Servicios de procesamiento de datos	1.135.000	0	0	0	0	0	1.135.000
403	18	00	00	Impuestos indirectos	375.000	0	0	0	0	0	375.000
403	18	01	00	Impuesto al valor agregado	375.000	0	0	0	0	0	375.000
404	**00**	**00**	**00**	**Activos reales**	**1.771.300**	**0**	**0**	**0**	**0**	0	**1.771.300**
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.000.000	0	0	0	0	0	1.000.000
404	05	01	00	Equipos de telecomunicaciones	1.000.000	0	0	0	0	0	1.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	771.300	0	0	0	0	0	771.300
404	09	02	00	Equipos de computación	771.300	0	0	0	0	0	771.300
				Totales	**3.500.000**	**0**	**0**	**0**	**0**	0	**3.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114280 350158000 FORTALECIMIENTO DE LA GESTIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: CONSTRUIR UN SISTEMA DE EDUCACIÓN UNIVERSITARIA, FUNDADO EN LA COOPERACIÓN SOLIDARIA CAPAZ DE VINCULAR LOS ESFUERZOS Y RECURSOS EXISTENTES

UNIDAD DE MEDIDA: PROCESO **META:** 5

RESPONSABLE/EJECUTOR: COORDINACIÓN SUPERIOR DEL DESPACHO DEL MINISTRO-DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350158002 SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS, PROGRAMAS Y PROYECTOS ESTRATÉGICOS O SOCIALMENTE SUSTANTIVOS DEL MPPEU

UNIDAD DE MEDIDA: INFORME **META:** 12

RESPONSABLE/EJECUTOR: OFICINA ESTRATEGICA DE SEGUIMIENTO Y EVALUACIÓN DE POLÍTICAS PUBLICAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**45.796**	**0**	**0**	**0**	**0**	0	**45.796**
402	01	00	00	Productos alimenticios y agropecuarios	27.200	0	0	0	0	0	27.200
402	01	01	00	Alimentos y bebidas para personas	27.200	0	0	0	0	0	27.200
402	05	00	00	Productos de papel, cartón e impresos	18.596	0	0	0	0	0	18.596
402	05	03	00	Productos de papel y cartón para oficina	13.796	0	0	0	0	0	13.796
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.800	0	0	0	0	0	4.800
403	**00**	**00**	**00**	**Servicios no personales**	**115.704**	**0**	**0**	**0**	**0**	0	**115.704**
403	07	00	00	Servicios de información, impresión y relaciones públicas	28.700	0	0	0	0	0	28.700
403	07	03	00	Relaciones sociales	28.700	0	0	0	0	0	28.700
403	09	00	00	Viáticos y pasajes	69.700	0	0	0	0	0	69.700
403	09	01	00	Viáticos y pasajes dentro del país	69.700	0	0	0	0	0	69.700
403	18	00	00	Impuestos indirectos	17.304	0	0	0	0	0	17.304
403	18	01	00	Impuesto al valor agregado	17.304	0	0	0	0	0	17.304
				Totales	**161.500**	**0**	**0**	**0**	**0**	0	**161.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114280 350158000 FORTALECIMIENTO DE LA GESTIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: CONSTRUIR UN SISTEMA DE EDUCACIÓN UNIVERSITARIA, FUNDADO EN LA COOPERACIÓN SOLIDARIA CAPAZ DE VINCULAR LOS ESFUERZOS Y RECURSOS EXISTENTES

UNIDAD DE MEDIDA: PROCESO **META:** 5

RESPONSABLE/EJECUTOR: COORDINACIÓN SUPERIOR DEL DESPACHO DEL MINISTRO-DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350158003 FORTALECIMIENTO DEL SISTEMA DE CONTROL INTERNO DEL MPPEU Y SUS ENTES DESCONCENTRADOS

UNIDAD DE MEDIDA: *INFORME* **META:** 25

RESPONSABLE/EJECUTOR: OFICINA DE AUDITORÍA INTERNA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**33.000**	**0**	**0**	**0**	**0**	0	**33.000**
402	01	00	00	Productos alimenticios y agropecuarios	33.000	0	0	0	0	0	33.000
402	01	01	00	Alimentos y bebidas para personas	33.000	0	0	0	0	0	33.000
403	**00**	**00**	**00**	**Servicios no personales**	**667.000**	**0**	**0**	**0**	**0**	0	**667.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	140.000	0	0	0	0	0	140.000
403	07	04	00	Avisos	140.000	0	0	0	0	0	140.000
403	09	00	00	Viáticos y pasajes	342.000	0	0	0	0	0	342.000
403	09	01	00	Viáticos y pasajes dentro del país	342.000	0	0	0	0	0	342.000
403	10	00	00	Servicios profesionales y técnicos	110.000	0	0	0	0	0	110.000
403	10	07	00	Servicios de capacitación y adiestramiento	110.000	0	0	0	0	0	110.000
403	18	00	00	Impuestos indirectos	75.000	0	0	0	0	0	75.000
403	18	01	00	Impuesto al valor agregado	75.000	0	0	0	0	0	75.000
				Totales	**700.000**	**0**	**0**	**0**	**0**	0	**700.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114280 350158000 FORTALECIMIENTO DE LA GESTIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: CONSTRUIR UN SISTEMA DE EDUCACIÓN UNIVERSITARIA, FUNDADO EN LA COOPERACIÓN SOLIDARIA CAPAZ DE VINCULAR LOS ESFUERZOS Y RECURSOS EXISTENTES

UNIDAD DE MEDIDA: PROCESO **META:** 5

RESPONSABLE/EJECUTOR: COORDINACIÓN SUPERIOR DEL DESPACHO DEL MINISTRO-DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 350158004 PROYECCIÓN COMUNICACIONAL DEL GOBIERNO BOLIVARIANO EN LA EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: EVENTO **META:** 2.270

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN COMUNICACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**786.124**	**0**	**0**	**0**	**0**	0	**786.124**
402	01	00	00	Productos alimenticios y agropecuarios	322.000	0	0	0	0	0	322.000
402	01	01	00	Alimentos y bebidas para personas	322.000	0	0	0	0	0	322.000
402	05	00	00	Productos de papel, cartón e impresos	180.000	0	0	0	0	0	180.000
402	05	01	00	Pulpa de madera, papel y cartón	84.000	0	0	0	0	0	84.000
402	05	03	00	Productos de papel y cartón para oficina	96.000	0	0	0	0	0	96.000
402	99	00	00	Otros materiales y suministros	284.124	0	0	0	0	0	284.124
402	99	01	00	Otros materiales y suministros	284.124	0	0	0	0	0	284.124
403	**00**	**00**	**00**	**Servicios no personales**	**3.636.562**	**0**	**0**	**0**	**0**	0	**3.636.562**
403	01	00	00	Alquileres de inmuebles	150.000	0	0	0	0	0	150.000
403	01	02	00	Alquileres de instalaciones culturales y recreativas	150.000	0	0	0	0	0	150.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	2.576.500	0	0	0	0	0	2.576.500
403	07	01	00	Publicidad y propaganda	1.080.000	0	0	0	0	0	1.080.000
403	07	02	00	Imprenta y reproducción	450.000	0	0	0	0	0	450.000
403	07	03	00	Relaciones sociales	457.000	0	0	0	0	0	457.000
403	07	04	00	Avisos	589.500	0	0	0	0	0	589.500
403	09	00	00	Viáticos y pasajes	120.000	0	0	0	0	0	120.000
403	09	01	00	Viáticos y pasajes dentro del país	120.000	0	0	0	0	0	120.000
403	10	00	00	Servicios profesionales y técnicos	99.400	0	0	0	0	0	99.400
403	10	99	00	Otros servicios profesionales y técnicos	99.400	0	0	0	0	0	99.400
403	18	00	00	Impuestos indirectos	690.662	0	0	0	0	0	690.662
403	18	01	00	Impuesto al valor agregado	690.662	0	0	0	0	0	690.662
404	**00**	**00**	**00**	**Activos reales**	**1.600.000**	**0**	**0**	**0**	**0**	0	**1.600.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	600.000	0	0	0	0	0	600.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114280 350158000 FORTALECIMIENTO DE LA GESTIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: CONSTRUIR UN SISTEMA DE EDUCACIÓN UNIVERSITARIA, FUNDADO EN LA COOPERACIÓN SOLIDARIA CAPAZ DE VINCULAR LOS ESFUERZOS Y RECURSOS EXISTENTES

UNIDAD DE MEDIDA: PROCESO **META:** 5

RESPONSABLE/EJECUTOR: COORDINACIÓN SUPERIOR DEL DESPACHO DEL MINISTRO-DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350158004 PROYECCIÓN COMUNICACIONAL DEL GOBIERNO BOLIVARIANO EN LA EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: EVENTO **META:** 2.270

RESPONSABLE/EJECUTOR: OFICINA DE GESTIÓN COMUNICACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	01	00	Equipos de telecomunicaciones	600.000	0	0	0	0	0	600.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	400.000	0	0	0	0	0	400.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	400.000	0	0	0	0	0	400.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	600.000	0	0	0	0	0	600.000
404	09	02	00	Equipos de computación	600.000	0	0	0	0	0	600.000
				Totales	**6.022.686**	**0**	**0**	**0**	**0**	0	**6.022.686**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114280 350158000 FORTALECIMIENTO DE LA GESTIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: CONSTRUIR UN SISTEMA DE EDUCACIÓN UNIVERSITARIA, FUNDADO EN LA COOPERACIÓN SOLIDARIA CAPAZ DE VINCULAR LOS ESFUERZOS Y RECURSOS EXISTENTES

UNIDAD DE MEDIDA: PROCESO **META:** 5

RESPONSABLE/EJECUTOR: COORDINACIÓN SUPERIOR DEL DESPACHO DEL MINISTRO-DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350158005 CONFORMACIÓN DE UNA RED UNIVERSITARIA EN MATERIA DE PREVENCIÓN INTEGRAL CONTRA EL CONSUMO DE ALCOHOL, TABACO Y OTRAS DROGAS.

UNIDAD DE MEDIDA: TALLER **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**34.400**	**0**	**0**	**0**	**0**	0	**34.400**
402	01	00	00	Productos alimenticios y agropecuarios	25.500	0	0	0	0	0	25.500
402	01	01	00	Alimentos y bebidas para personas	25.500	0	0	0	0	0	25.500
402	03	00	00	Textiles y vestuarios	5.000	0	0	0	0	0	5.000
402	03	02	00	Prendas de vestir	5.000	0	0	0	0	0	5.000
402	05	00	00	Productos de papel, cartón e impresos	1.950	0	0	0	0	0	1.950
402	05	05	00	Material de enseñanza	1.950	0	0	0	0	0	1.950
402	10	00	00	Productos varios y útiles diversos	1.950	0	0	0	0	0	1.950
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.950	0	0	0	0	0	1.950
403	**00**	**00**	**00**	**Servicios no personales**	**318.600**	**0**	**0**	**0**	**0**	0	**318.600**
403	07	00	00	Servicios de información, impresión y relaciones públicas	126.671	0	0	0	0	0	126.671
403	07	01	00	Publicidad y propaganda	15.000	0	0	0	0	0	15.000
403	07	02	00	Imprenta y reproducción	33.500	0	0	0	0	0	33.500
403	07	03	00	Relaciones sociales	68.671	0	0	0	0	0	68.671
403	07	04	00	Avisos	9.500	0	0	0	0	0	9.500
403	09	00	00	Viáticos y pasajes	137.000	0	0	0	0	0	137.000
403	09	01	00	Viáticos y pasajes dentro del país	137.000	0	0	0	0	0	137.000
403	10	00	00	Servicios profesionales y técnicos	11.000	0	0	0	0	0	11.000
403	10	07	00	Servicios de capacitación y adiestramiento	11.000	0	0	0	0	0	11.000
403	18	00	00	Impuestos indirectos	43.929	0	0	0	0	0	43.929
403	18	01	00	Impuesto al valor agregado	43.929	0	0	0	0	0	43.929
404	**00**	**00**	**00**	**Activos reales**	**57.000**	**0**	**0**	**0**	**0**	0	**57.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	30.000	0	0	0	0	0	30.000
404	05	01	00	Equipos de telecomunicaciones	30.000	0	0	0	0	0	30.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114280 350158000 FORTALECIMIENTO DE LA GESTIÓN DEL MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: CONSTRUIR UN SISTEMA DE EDUCACIÓN UNIVERSITARIA, FUNDADO EN LA COOPERACIÓN SOLIDARIA CAPAZ DE VINCULAR LOS ESFUERZOS Y RECURSOS EXISTENTES

UNIDAD DE MEDIDA: PROCESO **META:** 5

RESPONSABLE/EJECUTOR: COORDINACIÓN SUPERIOR DEL DESPACHO DEL MINISTRO-DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 350158005 CONFORMACIÓN DE UNA RED UNIVERSITARIA EN MATERIA DE PREVENCIÓN INTEGRAL CONTRA EL CONSUMO DE ALCOHOL, TABACO Y OTRAS DROGAS.

UNIDAD DE MEDIDA: TALLER **META:** 100

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	7.000	0	0	0	0	0	7.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	7.000	0	0	0	0	0	7.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	20.000	0	0	0	0	0	20.000
404	09	02	00	Equipos de computación	20.000	0	0	0	0	0	20.000
				Totales	**410.000**	**0**	**0**	**0**	**0**	0	**410.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114264 350159000 PROGRAMA TODAS LAS MANOS A LA SIEMBRA

OBJETIVO DEL PROYECTO: FORTALECER EL PROGRAMA TODAS LAS MANOS A LA SIEMBRA EN LAS INSTITUCIONES DE EDUCACIÓN SUPERIOR INVOLUCRADAS EN EL ÁREA, CON UN ENFOQUE AGROECOLOGICO, EN ARAS DE CONTRIBUIR CON LA SEGURIDAD Y SOBERANÍA ALIMENTARIA NACIONAL.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 32

RESPONSABLE/EJECUTOR: COORDINACIÓN SUPERIOR DEL DESPACHO DEL MINISTRO-DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**586.672**	**0**	**0**	**0**	**0**	**0**	**586.672**
402	01	00	00	Productos alimenticios y agropecuarios	586.672	0	0	0	0	0	586.672
402	01	03	00	Productos agrícolas y pecuarios	586.672	0	0	0	0	0	586.672
403	**00**	**00**	**00**	**Servicios no personales**	**708.828**	**0**	**0**	**0**	**0**	**0**	**708.828**
403	09	00	00	Viáticos y pasajes	570.020	0	0	0	0	0	570.020
403	09	01	00	Viáticos y pasajes dentro del país	570.020	0	0	0	0	0	570.020
403	18	00	00	Impuestos indirectos	138.808	0	0	0	0	0	138.808
403	18	01	00	Impuesto al valor agregado	138.808	0	0	0	0	0	138.808
				Totales	**1.295.500**	**0**	**0**	**0**	**0**	**0**	**1.295.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114264 350159000 PROGRAMA TODAS LAS MANOS A LA SIEMBRA

OBJETIVO DEL PROYECTO: FORTALECER EL PROGRAMA TODAS LAS MANOS A LA SIEMBRA EN LAS INSTITUCIONES DE EDUCACIÓN SUPERIOR INVOLUCRADAS EN EL ÁREA, CON UN ENFOQUE AGROECOLOGICO, EN ARAS DE CONTRIBUIR CON LA SEGURIDAD Y SOBERANÍA ALIMENTARIA NACIONAL.

UNIDAD DE MEDIDA: INSTITUCIÓN

META: 32

RESPONSABLE/EJECUTOR: COORDINACIÓN SUPERIOR DEL DESPACHO DEL MINISTRO-DIRECCIÓN DEL DESPACHO

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 114264 350159000 PROGRAMA TODAS LAS MANOS A LA SIEMBRA

OBJETIVO DEL PROYECTO: FORTALECER EL PROGRAMA TODAS LAS MANOS A LA SIEMBRA EN LAS INSTITUCIONES DE EDUCACIÓN SUPERIOR INVOLUCRADAS EN EL ÁREA, CON UN ENFOQUE AGROECOLOGICO, EN ARAS DE CONTRIBUIR CON LA SEGURIDAD Y SOBERANÍA ALIMENTARIA NACIONAL.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 32

RESPONSABLE/EJECUTOR: COORDINACIÓN SUPERIOR DEL DESPACHO DEL MINISTRO-DIRECCIÓN DEL DESPACHO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350159001 FORMULAR LAS POLÍTICAS DESTINADAS A CONTRIBUIR CON EL FORTALECIMIENTO DE LOS SISTEMAS DE PRODUCCION EN LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA (IEU) Y COMUNIDADES DONDE SE LLEVE A CABO EL PROGRAMA.

UNIDAD DE MEDIDA: INFORME **META:** 10

RESPONSABLE/EJECUTOR: DIRECCIÓN DEL DESPACHO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**586.672**	**0**	**0**	**0**	**0**	0	**586.672**
402	01	00	00	Productos alimenticios y agropecuarios	586.672	0	0	0	0	0	586.672
402	01	03	00	Productos agrícolas y pecuarios	586.672	0	0	0	0	0	586.672
403	**00**	**00**	**00**	**Servicios no personales**	**708.828**	**0**	**0**	**0**	**0**	0	**708.828**
403	09	00	00	Viáticos y pasajes	570.020	0	0	0	0	0	570.020
403	09	01	00	Viáticos y pasajes dentro del país	570.020	0	0	0	0	0	570.020
403	18	00	00	Impuestos indirectos	138.808	0	0	0	0	0	138.808
403	18	01	00	Impuesto al valor agregado	138.808	0	0	0	0	0	138.808
				Totales	**1.295.500**	**0**	**0**	**0**	**0**	0	**1.295.500**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113980 350160000 FORMULACIÓN Y EVALUACIÓN DE LAS POLÍTICAS DE LA PLANTA FÍSICA Y LAS DOTACIONES DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: AMPLIAR LA PLANTA FÍSICA DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA EN EL MARCO DEL PLAN DE MUNICIPALIZACIÓN DEL MPPEU Y DE LAS MISIONES DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: PLANTA FÍSICA Y DOTACIONES **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**851.539**	**0**	**0**	**0**	**0**	**0**	**851.539**
402	05	00	00	Productos de papel, cartón e impresos	851.539	0	0	0	0	0	851.539
402	05	03	00	Productos de papel y cartón para oficina	851.539	0	0	0	0	0	851.539
403	**00**	**00**	**00**	**Servicios no personales**	**5.759.220**	**0**	**0**	**0**	**0**	**0**	**5.759.220**
403	07	00	00	Servicios de información, impresión y relaciones públicas	364.276	0	0	0	0	0	364.276
403	07	02	00	Imprenta y reproducción	4.276	0	0	0	0	0	4.276
403	07	03	00	Relaciones sociales	360.000	0	0	0	0	0	360.000
403	09	00	00	Viáticos y pasajes	286.900	0	0	0	0	0	286.900
403	09	01	00	Viáticos y pasajes dentro del país	286.900	0	0	0	0	0	286.900
403	10	00	00	Servicios profesionales y técnicos	4.064.872	0	0	0	0	0	4.064.872
403	10	04	00	Servicios de ingeniería y arquitectónicos	3.548.828	0	0	0	0	0	3.548.828
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	0	40.000
403	10	99	00	Otros servicios profesionales y técnicos	476.044	0	0	0	0	0	476.044
403	18	00	00	Impuestos indirectos	1.043.172	0	0	0	0	0	1.043.172
403	18	01	00	Impuesto al valor agregado	1.043.172	0	0	0	0	0	1.043.172
404	**00**	**00**	**00**	**Activos reales**	**1.800.551**	**0**	**0**	**0**	**0**	**0**	**1.800.551**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	571.885	0	0	0	0	0	571.885
404	09	02	00	Equipos de computación	571.885	0	0	0	0	0	571.885
404	12	00	00	Activos intangibles	1.228.666	0	0	0	0	0	1.228.666
404	12	04	00	Paquetes y programas de computación	1.228.666	0	0	0	0	0	1.228.666
				Totales	**8.411.310**	**0**	**0**	**0**	**0**	**0**	**8.411.310**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113980 350160000 FORMULACIÓN Y EVALUACIÓN DE LAS POLÍTICAS DE LA PLANTA FÍSICA Y LAS DOTACIONES DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: AMPLIAR LA PLANTA FÍSICA DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA EN EL MARCO DEL PLAN DE MUNICIPALIZACIÓN DEL MPPEU Y DE LAS MISIONES DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: PLAN

META: 1

RESPONSABLE/EJECUTOR: PLANTA FÍSICA Y DOTACIONES

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113980 350160000 FORMULACIÓN Y EVALUACIÓN DE LAS POLÍTICAS DE LA PLANTA FÍSICA Y LAS DOTACIONES DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: AMPLIAR LA PLANTA FÍSICA DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA EN EL MARCO DEL PLAN DE MUNICIPALIZACIÓN DEL MPPEU Y DE LAS MISIONES DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: PLANTA FÍSICA Y DOTACIONES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350160001 FORMULACIÓN DEL PLAN DE POLÍTICAS DE PLANTA FÍSICA DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE PLANTA FISICA Y DOTACION

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**178.205**	**0**	**0**	**0**	**0**	0	**178.205**
402	05	00	00	Productos de papel, cartón e impresos	178.205	0	0	0	0	0	178.205
402	05	03	00	Productos de papel y cartón para oficina	178.205	0	0	0	0	0	178.205
403	**00**	**00**	**00**	**Servicios no personales**	**1.314.900**	**0**	**0**	**0**	**0**	0	**1.314.900**
403	09	00	00	Viáticos y pasajes	124.900	0	0	0	0	0	124.900
403	09	01	00	Viáticos y pasajes dentro del país	124.900	0	0	0	0	0	124.900
403	10	00	00	Servicios profesionales y técnicos	1.010.828	0	0	0	0	0	1.010.828
403	10	04	00	Servicios de ingeniería y arquitectónicos	970.828	0	0	0	0	0	970.828
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	0	40.000
403	18	00	00	Impuestos indirectos	179.172	0	0	0	0	0	179.172
403	18	01	00	Impuesto al valor agregado	179.172	0	0	0	0	0	179.172
				Totales	**1.493.105**	**0**	**0**	**0**	**0**	0	**1.493.105**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113980 350160000 FORMULACIÓN Y EVALUACIÓN DE LAS POLÍTICAS DE LA PLANTA FÍSICA Y LAS DOTACIONES DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: AMPLIAR LA PLANTA FÍSICA DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA EN EL MARCO DEL PLAN DE MUNICIPALIZACIÓN DEL MPPEU Y DE LAS MISIONES DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: PLANTA FÍSICA Y DOTACIONES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350160002 FORMULACIÓN DEL PLAN DE POLITICAS DE DOTACIONES DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE PLANTA FISICA Y DOTACION

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**423.334**	**0**	**0**	**0**	**0**	0	**423.334**
402	05	00	00	Productos de papel, cartón e impresos	423.334	0	0	0	0	0	423.334
402	05	03	00	Productos de papel y cartón para oficina	423.334	0	0	0	0	0	423.334
403	**00**	**00**	**00**	**Servicios no personales**	**3.748.000**	**0**	**0**	**0**	**0**	0	**3.748.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	360.000	0	0	0	0	0	360.000
403	07	03	00	Relaciones sociales	360.000	0	0	0	0	0	360.000
403	09	00	00	Viáticos y pasajes	162.000	0	0	0	0	0	162.000
403	09	01	00	Viáticos y pasajes dentro del país	162.000	0	0	0	0	0	162.000
403	10	00	00	Servicios profesionales y técnicos	2.578.000	0	0	0	0	0	2.578.000
403	10	04	00	Servicios de ingeniería y arquitectónicos	2.578.000	0	0	0	0	0	2.578.000
403	18	00	00	Impuestos indirectos	648.000	0	0	0	0	0	648.000
403	18	01	00	Impuesto al valor agregado	648.000	0	0	0	0	0	648.000
404	**00**	**00**	**00**	**Activos reales**	**1.228.666**	**0**	**0**	**0**	**0**	0	**1.228.666**
404	12	00	00	Activos intangibles	1.228.666	0	0	0	0	0	1.228.666
404	12	04	00	Paquetes y programas de computación	1.228.666	0	0	0	0	0	1.228.666
				Totales	**5.400.000**	**0**	**0**	**0**	**0**	0	**5.400.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 113980 350160000 FORMULACIÓN Y EVALUACIÓN DE LAS POLÍTICAS DE LA PLANTA FÍSICA Y LAS DOTACIONES DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

OBJETIVO DEL PROYECTO: AMPLIAR LA PLANTA FÍSICA DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA EN EL MARCO DEL PLAN DE MUNICIPALIZACIÓN DEL MPPEU Y DE LAS MISIONES DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: PLAN **META:** 1

RESPONSABLE/EJECUTOR: PLANTA FÍSICA Y DOTACIONES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 350160003 SEGUIMIENTO, EVALUACIÓN Y CONTROL DE LAS POLÍTICAS DE PLANTA FISICA Y DOTACIONES DE LAS INSTITUCIONES DE EDUCACIÓN UNIVERSITARIA

UNIDAD DE MEDIDA: *REPORTE* **META:** 15

RESPONSABLE/EJECUTOR: DIRECCION GENERAL DE PLANTA FISICA Y DOTACION

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**250.000**	**0**	**0**	**0**	**0**	0	**250.000**
402	05	00	00	Productos de papel, cartón e impresos	250.000	0	0	0	0	0	250.000
402	05	03	00	Productos de papel y cartón para oficina	250.000	0	0	0	0	0	250.000
403	**00**	**00**	**00**	**Servicios no personales**	**696.320**	**0**	**0**	**0**	**0**	0	**696.320**
403	07	00	00	Servicios de información, impresión y relaciones públicas	4.276	0	0	0	0	0	4.276
403	07	02	00	Imprenta y reproducción	4.276	0	0	0	0	0	4.276
403	10	00	00	Servicios profesionales y técnicos	476.044	0	0	0	0	0	476.044
403	10	99	00	Otros servicios profesionales y técnicos	476.044	0	0	0	0	0	476.044
403	18	00	00	Impuestos indirectos	216.000	0	0	0	0	0	216.000
403	18	01	00	Impuesto al valor agregado	216.000	0	0	0	0	0	216.000
404	**00**	**00**	**00**	**Activos reales**	**571.885**	**0**	**0**	**0**	**0**	0	**571.885**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	571.885	0	0	0	0	0	571.885
404	09	02	00	Equipos de computación	571.885	0	0	0	0	0	571.885
				Totales	**1.518.205**	**0**	**0**	**0**	**0**	0	**1.518.205**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.266.806.551**	**0**	**0**	**1.412.839.754**	**0**	**0**	**7.679.646.305**
407	01	00	00	Transferencias y donaciones corrientes internas	6.266.806.551	0	0	1.412.839.754	0	0	7.679.646.305
407	01	03	00	Transferencias corrientes internas al sector público	6.266.806.551	0	0	1.412.839.754	0	0	7.679.646.305
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.266.806.551	0	0	1.412.839.754	0	0	7.679.646.305
				Totales	**6.266.806.551**	**0**	**0**	**1.412.839.754**	**0**	**0**	**7.679.646.305**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**6.266.806.551**	**0**	**0**	**1.412.839.754**	**0**	**0**	**7.679.646.305**
407	01	00	00	Transferencias y donaciones corrientes internas	6.266.806.551	0	0	1.412.839.754	0	0	7.679.646.305
407	01	03	00	Transferencias corrientes internas al sector público	6.266.806.551	0	0	1.412.839.754	0	0	7.679.646.305
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	6.266.806.551	0	0	1.412.839.754	0	0	7.679.646.305
				- A0006 Colegio Universitario Francisco de Miranda	43.610.948	0	0	0	0	0	43.610.948
				- A0007 Colegio Universitario de Caracas	36.336.877	0	0	20.184.382	0	0	56.521.259
				- A0008 Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"	26.676.419	0	0	2.211.111	0	0	28.887.530
				- A0009 Colegio Universitario de Los Teques Cecilio Acosta "CULTCA"	37.810.180	0	0	2.667.572	0	0	40.477.752
				- A0011 Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)	1.910.402.682	0	0	143.964.854	0	0	2.054.367.536
				- A0026 Instituto Universitario de Tecnología Jacinto Navarro Vallenilla, Carúpano	59.148.938	0	0	14.687.234	0	0	73.836.172
				- A0028 Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital	65.783.583	0	0	14.083.583	0	0	79.867.166
				- A0029 Instituto Universitario de Tecnología Alonso Gamero, Coro	60.155.126	0	0	17.569.379	0	0	77.724.505
				- A0030 Instituto Universitario de Tecnología Agroindustrial Región Los Andes	63.249.352	0	0	20.483.735	0	0	83.733.087
				- A0032 Instituto Universitario de Tecnología de los Llanos	41.054.046	0	0	8.840.379	0	0	49.894.425
				- A0033 Instituto Universitario de Tecnología de Maracaibo	73.017.463	0	0	13.245.453	0	0	86.262.916
				- A0034 Instituto Universitario de Tecnología de Ejido	47.275.332	0	0	9.588.673	0	0	56.864.005
				- A0035 Instituto Universitario de Tecnología de Yaracuy	47.682.398	0	0	0	0	0	47.682.398
				- A0036 Instituto Universitario de Tecnología de Puerto Cabello	48.328.679	0	0	7.543.950	0	0	55.872.629
				- A0038 Instituto Universitario de Tecnología de Valencia	55.319.395	0	0	13.948.116	0	0	69.267.511
				- A0039 Instituto Universitario de Tecnología del Estado Trujillo	59.012.471	0	0	14.205.065	0	0	73.217.536
				- A0040 Instituto Universitario de Tecnología "José Antonio Anzoátegui ", El Tigre	71.300.709	0	0	23.000.000	0	0	94.300.709
				- A0042 Instituto Universitario de Tecnología de Cabimas	44.586.497	0	0	15.906.548	0	0	60.493.045
				- A0043 Instituto Universitario de Tecnología del Estado Portuguesa	47.082.663	0	0	11.015.446	0	0	58.098.109
				- A0045 Instituto Universitario de Tecnología de Cumaná	62.011.577	0	0	27.246.224	0	0	89.257.801
				- A0048 Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"	25.746.989	0	0	5.841.682	0	0	31.588.671

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- A0053 Instituto Universitario de Tecnología Dr. Delfín Mendoza, Tucupita	49.290.013	0	0	12.175.079	0	0	61.465.092
				- A0060 Instituto Universitario de Tecnología de Caripito	35.395.641	0	0	6.453.012	0	0	41.848.653
				- A0080 Universidad del Zulia (LUZ)	270.351.558	0	0	60.532.537	0	0	330.884.095
				- A0081 Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)	75.004.717	0	0	23.882.107	0	0	98.886.824
				- A0082 Universidad de Oriente (UDO)	253.280.796	0	0	29.012.600	0	0	282.293.396
				- A0083 Universidad de Los Andes (ULA)	297.056.160	0	0	98.507.826	0	0	395.563.986
				- A0084 Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)	78.540.704	0	0	27.463.470	0	0	106.004.174
				- A0085 Universidad Nacional Experimental Rafael María Baralt (UNERMB)	59.440.884	0	0	22.146.962	0	0	81.587.846
				- A0086 Universidad Nacional Experimental Simón Bolívar (USB)	101.554.950	0	0	59.598.402	0	0	161.153.352
				- A0087 Universidad Nacional Abierta (UNA)	64.855.031	0	0	27.795.013	0	0	92.650.044
				- A0088 Universidad Nacional Experimental de Guayana (UNEG)	61.109.664	0	0	20.000.000	0	0	81.109.664
				- A0089 Universidad Centroccidental Lisandro Alvarado (UCLA)	110.548.327	0	0	36.849.442	0	0	147.397.769
				- A0090 Universidad Pedagógica Experimental Libertador (UPEL)	264.807.393	0	0	82.074.052	0	0	346.881.445
				- A0091 Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)	151.854.259	0	0	50.618.086	0	0	202.472.345
				- A0092 Universidad Nacional Experimental del Táchira (UNET)	34.334.453	0	0	22.199.392	0	0	56.533.845
				- A0093 Universidad Central de Venezuela (UCV)	354.534.215	0	0	116.472.742	0	0	471.006.957
				- A0094 Universidad de Carabobo (UC)	295.955.573	0	0	119.307.680	0	0	415.263.253
				- A0095 Universidad Nacional Experimental Simón Rodríguez (UNESR)	106.629.629	0	0	54.705.632	0	0	161.335.261
				- A0096 Universidad Nacional Experimental Francisco de Miranda (UNEFM)	57.767.860	0	0	19.255.946	0	0	77.023.806
				- A0186 Universidad Nacional Experimental del Yaracuy (UNEY)	18.022.408	0	0	5.680.527	0	0	23.702.935
				- A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	50.366.485	0	0	13.698.415	0	0	64.064.900
				- A0208 Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)	39.627.185	0	0	15.381.901	0	0	55.009.086
				- A0307 Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)	35.016.908	0	0	0	0	0	35.016.908
				- A0413 Fundación Poliedro de Caracas	800.000	0	0	0	0	0	800.000
				- A0427 Fundación Centro Internacional Miranda	4.482.069	0	0	0	0	0	4.482.069

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- A0466 Fundación Dr. Alejandro Próspero Reverend	28.446.000	0	0	0	0	0	28.446.000
				- A0912 Universidad Nacional Experimental Marítima del Caribe (UNEMC)	17.887.493	0	0	6.266.395	0	0	24.153.888
				- A0925 Instituto Universitario de Tecnología del Estado Bolivar	23.890.666	0	0	2.073.958	0	0	25.964.624
				- A0942 Universidad Bolivariana de Venezuela (UBV)	126.787.558	0	0	36.156.205	0	0	162.943.763
				- A0952 Universidad Deportiva del Sur	24.355.660	0	0	0	0	0	24.355.660
				- A1315 Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)	3.908.728	0	0	888.807	0	0	4.797.535
				- A1322 Universidad Nacional Experimental de las Artes (UNEARTE)	25.749.723	0	0	7.774.391	0	0	33.524.114
				- A1350 Universidad Bolivariana de Trabajadores "Jesús Rivero"	1.050.000	0	0	0	0	0	1.050.000
				- A1364 Universidad Politécnica Territorial del Alto Apure Pedro Camejo	16.001.640	0	0	4.187.665	0	0	20.189.305
				- A1365 Universidad Politécnica Territorial del Estado Barinas José Félix Ribas	16.963.165	0	0	3.396.880	0	0	20.360.045
				- A1366 Universidad Politécnica Territorial de Barlovento Argelia Laya	27.143.986	0	0	6.912.429	0	0	34.056.415
				- A1367 Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco	89.622.278	0	0	20.069.313	0	0	109.691.591
				- A1368 Universidad Politécnica Territorial del Norte del Táchira Manuela Saenz	9.043.247	0	0	2.281.362	0	0	11.324.609
				- A1369 Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa	59.737.201	0	0	12.788.140	0	0	72.525.341
				Totales	**6.266.806.551**	**0**	**0**	**1.412.839.754**	**0**	**0**	**7.679.646.305**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 359999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL COLEGIO UNIVERSITARIO FRANCISCO DE MIRANDA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 43.610.948

RESPONSABLE/EJECUTOR: COLEGIO UNIVERSITARIO FRANCISCO DE MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**43.610.948**	**0**	**0**	**0**	**0**	0	**43.610.948**
407	01	00	00	Transferencias y donaciones corrientes internas	43.610.948	0	0	0	0	0	43.610.948
407	01	03	00	Transferencias corrientes internas al sector público	43.610.948	0	0	0	0	0	43.610.948
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	43.610.948	0	0	0	0	0	43.610.948
				Totales	**43.610.948**	**0**	**0**	**0**	**0**	0	**43.610.948**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 359999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL COLEGIO UNIVERSITARIO DE CARACAS

UNIDAD DE MEDIDA: BOLÍVAR

META: 56.521.259

RESPONSABLE/EJECUTOR: COLEGIO UNIVERSITARIO DE CARACAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**36.336.877**	**0**	**0**	**20.184.382**	**0**	0	**56.521.259**
407	01	00	00	Transferencias y donaciones corrientes internas	36.336.877	0	0	20.184.382	0	0	56.521.259
407	01	03	00	Transferencias corrientes internas al sector público	36.336.877	0	0	20.184.382	0	0	56.521.259
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	36.336.877	0	0	20.184.382	0	0	56.521.259
				Totales	**36.336.877**	**0**	**0**	**20.184.382**	**0**	0	**56.521.259**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 359999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL COLEGIO UNIVERSITARIO "PROFESOR JOSÉ LORENZO PÉREZ RODRÍGUEZ"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 28.887.530

RESPONSABLE/EJECUTOR: COLEGIO UNIVERSITARIO "PROFESOR JOSÉ LORENZO PÉREZ RODRÍGUEZ"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**26.676.419**	**0**	**0**	**2.211.111**	**0**	0	**28.887.530**
407	01	00	00	Transferencias y donaciones corrientes internas	26.676.419	0	0	2.211.111	0	0	28.887.530
407	01	03	00	Transferencias corrientes internas al sector público	26.676.419	0	0	2.211.111	0	0	28.887.530
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	26.676.419	0	0	2.211.111	0	0	28.887.530
				Totales	**26.676.419**	**0**	**0**	**2.211.111**	**0**	0	**28.887.530**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 359999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL COLEGIO UNIVERSITARIO DE LOS TEQUES CECILIO ACOSTA "CULTCA"

UNIDAD DE MEDIDA: BOLÍVAR

META: 40.477.752

RESPONSABLE/EJECUTOR: COLEGIO UNIVERSITARIO DE LOS TEQUES CECILIO ACOSTA "CULTCA"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**37.810.180**	**0**	**0**	**2.667.572**	**0**	0	**40.477.752**
407	01	00	00	Transferencias y donaciones corrientes internas	37.810.180	0	0	2.667.572	0	0	40.477.752
407	01	03	00	Transferencias corrientes internas al sector público	37.810.180	0	0	2.667.572	0	0	40.477.752
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	37.810.180	0	0	2.667.572	0	0	40.477.752
				Totales	**37.810.180**	**0**	**0**	**2.667.572**	**0**	0	**40.477.752**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 359999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA JACINTO NAVARRO VALLENILLA, CARÚPANO

UNIDAD DE MEDIDA: BOLÍVAR

META: 73.386.172

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA JACINTO NAVARRO VALLENILLA, CARÚPANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**59.148.938**	**0**	**0**	**14.687.234**	**0**	0	**73.836.172**
407	01	00	00	Transferencias y donaciones corrientes internas	59.148.938	0	0	14.687.234	0	0	73.836.172
407	01	03	00	Transferencias corrientes internas al sector público	59.148.938	0	0	14.687.234	0	0	73.836.172
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	59.148.938	0	0	14.687.234	0	0	73.836.172
				Totales	**59.148.938**	**0**	**0**	**14.687.234**	**0**	0	**73.836.172**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 359999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA "DR. FEDERICO RIVERO PALACIO", REGIÓN CAPITAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 79.867.166

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA "DR. FEDERICO RIVERO PALACIO", REGIÓN CAPITAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**65.783.583**	**0**	**0**	**14.083.583**	**0**	0	**79.867.166**
407	01	00	00	Transferencias y donaciones corrientes internas	65.783.583	0	0	14.083.583	0	0	79.867.166
407	01	03	00	Transferencias corrientes internas al sector público	65.783.583	0	0	14.083.583	0	0	79.867.166
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	65.783.583	0	0	14.083.583	0	0	79.867.166
				Totales	**65.783.583**	**0**	**0**	**14.083.583**	**0**	0	**79.867.166**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 359999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA ALONSO GAMERO, CORO

UNIDAD DE MEDIDA: BOLÍVAR

META: 77.724.505

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA ALONSO GAMERO, CORO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**60.155.126**	**0**	**0**	**17.569.379**	**0**	0	**77.724.505**
407	01	00	00	Transferencias y donaciones corrientes internas	60.155.126	0	0	17.569.379	0	0	77.724.505
407	01	03	00	Transferencias corrientes internas al sector público	60.155.126	0	0	17.569.379	0	0	77.724.505
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	60.155.126	0	0	17.569.379	0	0	77.724.505
				Totales	**60.155.126**	**0**	**0**	**17.569.379**	**0**	0	**77.724.505**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 359999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA AGROINDUSTRIAL REGIÓN LOS ANDES

UNIDAD DE MEDIDA: *BOLÍVAR*

META: 83.733.087

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA AGROINDUSTRIAL REGIÓN LOS ANDES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**63.249.352**	**0**	**0**	**20.483.735**	**0**	0	**83.733.087**
407	01	00	00	Transferencias y donaciones corrientes internas	63.249.352	0	0	20.483.735	0	0	83.733.087
407	01	03	00	Transferencias corrientes internas al sector público	63.249.352	0	0	20.483.735	0	0	83.733.087
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	63.249.352	0	0	20.483.735	0	0	83.733.087
				Totales	**63.249.352**	**0**	**0**	**20.483.735**	**0**	0	**83.733.087**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 359999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE LOS LLANOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 49.894.425

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE LOS LLANOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**41.054.046**	**0**	**0**	**8.840.379**	**0**	0	**49.894.425**
407	01	00	00	Transferencias y donaciones corrientes internas	41.054.046	0	0	8.840.379	0	0	49.894.425
407	01	03	00	Transferencias corrientes internas al sector público	41.054.046	0	0	8.840.379	0	0	49.894.425
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	41.054.046	0	0	8.840.379	0	0	49.894.425
				Totales	**41.054.046**	**0**	**0**	**8.840.379**	**0**	0	**49.894.425**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 359999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE MARACAIBO

UNIDAD DE MEDIDA: BOLÍVAR

META: 86.262.916

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE MARACAIBO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**73.017.463**	**0**	**0**	**13.245.453**	**0**	0	**86.262.916**
407	01	00	00	Transferencias y donaciones corrientes internas	73.017.463	0	0	13.245.453	0	0	86.262.916
407	01	03	00	Transferencias corrientes internas al sector público	73.017.463	0	0	13.245.453	0	0	86.262.916
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	73.017.463	0	0	13.245.453	0	0	86.262.916
				Totales	**73.017.463**	**0**	**0**	**13.245.453**	**0**	0	**86.262.916**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 359999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE EJIDO

UNIDAD DE MEDIDA: BOLÍVAR

META: 56.864.005

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE EJIDO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**47.275.332**	**0**	**0**	**9.588.673**	**0**	0	**56.864.005**
407	01	00	00	Transferencias y donaciones corrientes internas	47.275.332	0	0	9.588.673	0	0	56.864.005
407	01	03	00	Transferencias corrientes internas al sector público	47.275.332	0	0	9.588.673	0	0	56.864.005
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	47.275.332	0	0	9.588.673	0	0	56.864.005
				Totales	**47.275.332**	**0**	**0**	**9.588.673**	**0**	0	**56.864.005**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 359999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE YARACUY

UNIDAD DE MEDIDA: *BOLÍVAR*

META: 47.682.398

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE YARACUY

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**47.682.398**	**0**	**0**	**0**	**0**	0	**47.682.398**
407	01	00	00	Transferencias y donaciones corrientes internas	47.682.398	0	0	0	0	0	47.682.398
407	01	03	00	Transferencias corrientes internas al sector público	47.682.398	0	0	0	0	0	47.682.398
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	47.682.398	0	0	0	0	0	47.682.398
				Totales	**47.682.398**	**0**	**0**	**0**	**0**	0	**47.682.398**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 359999013 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE PUERTO CABELLO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 55.872.629

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE PUERTO CABELLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**48.328.679**	**0**	**0**	**7.543.950**	**0**	0	**55.872.629**
407	01	00	00	Transferencias y donaciones corrientes internas	48.328.679	0	0	7.543.950	0	0	55.872.629
407	01	03	00	Transferencias corrientes internas al sector público	48.328.679	0	0	7.543.950	0	0	55.872.629
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	48.328.679	0	0	7.543.950	0	0	55.872.629
				Totales	**48.328.679**	**0**	**0**	**7.543.950**	**0**	0	**55.872.629**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 359999014 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE VALENCIA

UNIDAD DE MEDIDA: *BOLÍVAR*

META: 69.267.511

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE VALENCIA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**55.319.395**	**0**	**0**	**13.948.116**	**0**	0	**69.267.511**
407	01	00	00	Transferencias y donaciones corrientes internas	55.319.395	0	0	13.948.116	0	0	69.267.511
407	01	03	00	Transferencias corrientes internas al sector público	55.319.395	0	0	13.948.116	0	0	69.267.511
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	55.319.395	0	0	13.948.116	0	0	69.267.511
				Totales	**55.319.395**	**0**	**0**	**13.948.116**	**0**	0	**69.267.511**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 359999015 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL ESTADO TRUJILLO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 73.217.536

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL ESTADO TRUJILLO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**59.012.471**	**0**	**0**	**14.205.065**	**0**	0	**73.217.536**
407	01	00	00	Transferencias y donaciones corrientes internas	59.012.471	0	0	14.205.065	0	0	73.217.536
407	01	03	00	Transferencias corrientes internas al sector público	59.012.471	0	0	14.205.065	0	0	73.217.536
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	59.012.471	0	0	14.205.065	0	0	73.217.536
				Totales	**59.012.471**	**0**	**0**	**14.205.065**	**0**	0	**73.217.536**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 359999016 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA "JOSÉ ANTONIO ANZOÁTEGUI ", EL TIGRE

UNIDAD DE MEDIDA: BOLÍVAR **META:** 94.300.709

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA "JOSÉ ANTONIO ANZOÁTEGUI", EL TIGRE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**71.300.709**	**0**	**0**	**23.000.000**	**0**	0	**94.300.709**
407	01	00	00	Transferencias y donaciones corrientes internas	71.300.709	0	0	23.000.000	0	0	94.300.709
407	01	03	00	Transferencias corrientes internas al sector público	71.300.709	0	0	23.000.000	0	0	94.300.709
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	71.300.709	0	0	23.000.000	0	0	94.300.709
				Totales	**71.300.709**	**0**	**0**	**23.000.000**	**0**	0	**94.300.709**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 359999017 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE CABIMAS

UNIDAD DE MEDIDA: BOLÍVAR

META: 60.493.045

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE CABIMAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**44.586.497**	**0**	**0**	**15.906.548**	**0**	0	**60.493.045**
407	01	00	00	Transferencias y donaciones corrientes internas	44.586.497	0	0	15.906.548	0	0	60.493.045
407	01	03	00	Transferencias corrientes internas al sector público	44.586.497	0	0	15.906.548	0	0	60.493.045
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	44.586.497	0	0	15.906.548	0	0	60.493.045
				Totales	**44.586.497**	**0**	**0**	**15.906.548**	**0**	0	**60.493.045**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 359999018 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL ESTADO PORTUGUESA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 58.098.109

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL ESTADO PORTUGUESA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**47.082.663**	**0**	**0**	**11.015.446**	**0**	0	**58.098.109**
407	01	00	00	Transferencias y donaciones corrientes internas	47.082.663	0	0	11.015.446	0	0	58.098.109
407	01	03	00	Transferencias corrientes internas al sector público	47.082.663	0	0	11.015.446	0	0	58.098.109
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	47.082.663	0	0	11.015.446	0	0	58.098.109
				Totales	**47.082.663**	**0**	**0**	**11.015.446**	**0**	0	**58.098.109**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 359999019 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE CUMANÁ

UNIDAD DE MEDIDA: BOLÍVAR **META:** 89.257.801

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE CUMANÁ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**62.011.577**	**0**	**0**	**27.246.224**	**0**	0	**89.257.801**
407	01	00	00	Transferencias y donaciones corrientes internas	62.011.577	0	0	27.246.224	0	0	89.257.801
407	01	03	00	Transferencias corrientes internas al sector público	62.011.577	0	0	27.246.224	0	0	89.257.801
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	62.011.577	0	0	27.246.224	0	0	89.257.801
				Totales	**62.011.577**	**0**	**0**	**27.246.224**	**0**	0	**89.257.801**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 359999020 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL OESTE "MARISCAL SUCRE"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 31.588.671

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL OESTE "MARISCAL SUCRE"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**25.746.989**	**0**	**0**	**5.841.682**	**0**	0	**31.588.671**
407	01	00	00	Transferencias y donaciones corrientes internas	25.746.989	0	0	5.841.682	0	0	31.588.671
407	01	03	00	Transferencias corrientes internas al sector público	25.746.989	0	0	5.841.682	0	0	31.588.671
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	25.746.989	0	0	5.841.682	0	0	31.588.671
				Totales	**25.746.989**	**0**	**0**	**5.841.682**	**0**	0	**31.588.671**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 359999021 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DR. DELFÍN MENDOZA, TUCUPITA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 61.465.092

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DR. DELFÍN MENDOZA, TUCUPITA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**49.290.013**	**0**	**0**	**12.175.079**	**0**	0	**61.465.092**
407	01	00	00	Transferencias y donaciones corrientes internas	49.290.013	0	0	12.175.079	0	0	61.465.092
407	01	03	00	Transferencias corrientes internas al sector público	49.290.013	0	0	12.175.079	0	0	61.465.092
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	49.290.013	0	0	12.175.079	0	0	61.465.092
				Totales	**49.290.013**	**0**	**0**	**12.175.079**	**0**	0	**61.465.092**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 359999022 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE CARIPITO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 41.848.653

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DE CARIPITO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**35.395.641**	**0**	**0**	**6.453.012**	**0**	0	**41.848.653**
407	01	00	00	Transferencias y donaciones corrientes internas	35.395.641	0	0	6.453.012	0	0	41.848.653
407	01	03	00	Transferencias corrientes internas al sector público	35.395.641	0	0	6.453.012	0	0	41.848.653
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	35.395.641	0	0	6.453.012	0	0	41.848.653
				Totales	**35.395.641**	**0**	**0**	**6.453.012**	**0**	0	**41.848.653**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 359999023 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL ESTADO BOLÍVAR

UNIDAD DE MEDIDA: BOLÍVAR

META: 25.964.624

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO DE TECNOLOGÍA DEL ESTADO BOLÍVAR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**23.890.666**	**0**	**0**	**2.073.958**	**0**	0	**25.964.624**
407	01	00	00	Transferencias y donaciones corrientes internas	23.890.666	0	0	2.073.958	0	0	25.964.624
407	01	03	00	Transferencias corrientes internas al sector público	23.890.666	0	0	2.073.958	0	0	25.964.624
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	23.890.666	0	0	2.073.958	0	0	25.964.624
				Totales	**23.890.666**	**0**	**0**	**2.073.958**	**0**	0	**25.964.624**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 359999024 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL INSTITUTO UNIVERSITARIO LATINOAMERICANO DE AGROECOLOGÍA PAULO FREIRE (IALA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 4.797.535

RESPONSABLE/EJECUTOR: INSTITUTO UNIVERSITARIO LATINOAMERICANO DE AGROECOLOGÍA "PAULO FREIRE" (IALA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.908.728**	**0**	**0**	**888.807**	**0**	0	**4.797.535**
407	01	00	00	Transferencias y donaciones corrientes internas	3.908.728	0	0	888.807	0	0	4.797.535
407	01	03	00	Transferencias corrientes internas al sector público	3.908.728	0	0	888.807	0	0	4.797.535
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.908.728	0	0	888.807	0	0	4.797.535
				Totales	**3.908.728**	**0**	**0**	**888.807**	**0**	0	**4.797.535**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 359999025 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD DEL ZULIA (LUZ)

UNIDAD DE MEDIDA: BOLÍVAR

META: 330.884.095

RESPONSABLE/EJECUTOR: UNIVERSIDAD DEL ZULIA (LUZ)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**270.351.558**	**0**	**0**	**60.532.537**	**0**	0	**330.884.095**
407	01	00	00	Transferencias y donaciones corrientes internas	270.351.558	0	0	60.532.537	0	0	330.884.095
407	01	03	00	Transferencias corrientes internas al sector público	270.351.558	0	0	60.532.537	0	0	330.884.095
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	270.351.558	0	0	60.532.537	0	0	330.884.095
				Totales	**270.351.558**	**0**	**0**	**60.532.537**	**0**	0	**330.884.095**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 359999026 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL POLITÉCNICA ANTONIO JOSÉ DE SUCRE (UNEXPO)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 98.886.824

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL POLITÉCNICA ANTONIO JOSÉ DE SUCRE (UNEXPO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**75.004.717**	**0**	**0**	**23.882.107**	**0**	0	**98.886.824**
407	01	00	00	Transferencias y donaciones corrientes internas	75.004.717	0	0	23.882.107	0	0	98.886.824
407	01	03	00	Transferencias corrientes internas al sector público	75.004.717	0	0	23.882.107	0	0	98.886.824
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	75.004.717	0	0	23.882.107	0	0	98.886.824
				Totales	**75.004.717**	**0**	**0**	**23.882.107**	**0**	0	**98.886.824**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 359999027 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD DE ORIENTE (UDO)

UNIDAD DE MEDIDA: BOLÍVAR

META: 282.293.396

RESPONSABLE/EJECUTOR: UNIVERSIDAD DE ORIENTE (UDO)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**253.280.796**	**0**	**0**	**29.012.600**	**0**	0	**282.293.396**
407	01	00	00	Transferencias y donaciones corrientes internas	253.280.796	0	0	29.012.600	0	0	282.293.396
407	01	03	00	Transferencias corrientes internas al sector público	253.280.796	0	0	29.012.600	0	0	282.293.396
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	253.280.796	0	0	29.012.600	0	0	282.293.396
				Totales	**253.280.796**	**0**	**0**	**29.012.600**	**0**	0	**282.293.396**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 359999028 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD DE LOS ANDES (ULA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 395.563.986

RESPONSABLE/EJECUTOR: UNIVERSIDAD DE LOS ANDES (ULA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**297.056.160**	**0**	**0**	**98.507.826**	**0**	0	**395.563.986**
407	01	00	00	Transferencias y donaciones corrientes internas	297.056.160	0	0	98.507.826	0	0	395.563.986
407	01	03	00	Transferencias corrientes internas al sector público	297.056.160	0	0	98.507.826	0	0	395.563.986
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	297.056.160	0	0	98.507.826	0	0	395.563.986
				Totales	**297.056.160**	**0**	**0**	**98.507.826**	**0**	0	**395.563.986**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 359999029 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL DE LOS LLANOS CENTRALES RÓMULO GALLEGOS (UNERG)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 106.004.174

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL DE LOS LLANOS CENTRALES RÓMULO GALLEGOS (UNERG)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**78.540.704**	**0**	**0**	**27.463.470**	**0**	0	**106.004.174**
407	01	00	00	Transferencias y donaciones corrientes internas	78.540.704	0	0	27.463.470	0	0	106.004.174
407	01	03	00	Transferencias corrientes internas al sector público	78.540.704	0	0	27.463.470	0	0	106.004.174
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	78.540.704	0	0	27.463.470	0	0	106.004.174
				Totales	**78.540.704**	**0**	**0**	**27.463.470**	**0**	0	**106.004.174**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 359999030 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL RAFAEL MARÍA BARALT (UNERMB)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 81.587.846

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL RAFAEL MARÍA BARALT (UNERMB)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**59.440.884**	**0**	**0**	**22.146.962**	**0**	0	**81.587.846**
407	01	00	00	Transferencias y donaciones corrientes internas	59.440.884	0	0	22.146.962	0	0	81.587.846
407	01	03	00	Transferencias corrientes internas al sector público	59.440.884	0	0	22.146.962	0	0	81.587.846
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	59.440.884	0	0	22.146.962	0	0	81.587.846
				Totales	**59.440.884**	**0**	**0**	**22.146.962**	**0**	0	**81.587.846**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 359999031 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL SIMÓN BOLÍVAR (USB)

UNIDAD DE MEDIDA: BOLÍVAR

META: 161.153.352

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL SIMÓN BOLÍVAR (USB)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**101.554.950**	**0**	**0**	**59.598.402**	**0**	0	**161.153.352**
407	01	00	00	Transferencias y donaciones corrientes internas	101.554.950	0	0	59.598.402	0	0	161.153.352
407	01	03	00	Transferencias corrientes internas al sector público	101.554.950	0	0	59.598.402	0	0	161.153.352
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	101.554.950	0	0	59.598.402	0	0	161.153.352
				Totales	**101.554.950**	**0**	**0**	**59.598.402**	**0**	0	**161.153.352**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 359999032 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL ABIERTA (UNA)

UNIDAD DE MEDIDA: BOLÍVAR

META: 92.650.044

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL ABIERTA (UNA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**64.855.031**	**0**	**0**	**27.795.013**	**0**	0	**92.650.044**
407	01	00	00	Transferencias y donaciones corrientes internas	64.855.031	0	0	27.795.013	0	0	92.650.044
407	01	03	00	Transferencias corrientes internas al sector público	64.855.031	0	0	27.795.013	0	0	92.650.044
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	64.855.031	0	0	27.795.013	0	0	92.650.044
				Totales	**64.855.031**	**0**	**0**	**27.795.013**	**0**	0	**92.650.044**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 359999033 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL DE GUAYANA (UNEG)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 81.109.664

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL DE GUAYANA (UNEG)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**61.109.664**	**0**	**0**	**20.000.000**	**0**	0	**81.109.664**
407	01	00	00	Transferencias y donaciones corrientes internas	61.109.664	0	0	20.000.000	0	0	81.109.664
407	01	03	00	Transferencias corrientes internas al sector público	61.109.664	0	0	20.000.000	0	0	81.109.664
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	61.109.664	0	0	20.000.000	0	0	81.109.664
				Totales	**61.109.664**	**0**	**0**	**20.000.000**	**0**	0	**81.109.664**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 359999034 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD CENTROCCIDENTAL LISANDRO ALVARADO (UCLA)

UNIDAD DE MEDIDA: *BOLÍVAR* **META:** 147.397.769

RESPONSABLE/EJECUTOR: UNIVERSIDAD CENTROCCIDENTAL LISANDRO ALVARADO (UCLA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**110.548.327**	**0**	**0**	**36.849.442**	**0**	0	**147.397.769**
407	01	00	00	Transferencias y donaciones corrientes internas	110.548.327	0	0	36.849.442	0	0	147.397.769
407	01	03	00	Transferencias corrientes internas al sector público	110.548.327	0	0	36.849.442	0	0	147.397.769
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	110.548.327	0	0	36.849.442	0	0	147.397.769
				Totales	**110.548.327**	**0**	**0**	**36.849.442**	**0**	0	**147.397.769**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 359999035 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD PEDAGÓGICA EXPERIMENTAL LIBERTADOR (UPEL)

UNIDAD DE MEDIDA: BOLÍVAR

META: 346.881.445

RESPONSABLE/EJECUTOR: UNIVERSIDAD PEDAGÓGICA EXPERIMENTAL LIBERTADOR (UPEL)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**264.807.393**	**0**	**0**	**82.074.052**	**0**	0	**346.881.445**
407	01	00	00	Transferencias y donaciones corrientes internas	264.807.393	0	0	82.074.052	0	0	346.881.445
407	01	03	00	Transferencias corrientes internas al sector público	264.807.393	0	0	82.074.052	0	0	346.881.445
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	264.807.393	0	0	82.074.052	0	0	346.881.445
				Totales	**264.807.393**	**0**	**0**	**82.074.052**	**0**	0	**346.881.445**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 359999036 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL DE LOS LLANOS OCCIDENTALES EZEQUIEL ZAMORA (UNELLEZ)

UNIDAD DE MEDIDA: BOLÍVAR

META: 202.472.345

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL DE LOS LLANOS OCCIDENTALES EZEQUIEL ZAMORA (UNELLEZ)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**151.854.259**	**0**	**0**	**50.618.086**	**0**	0	**202.472.345**
407	01	00	00	Transferencias y donaciones corrientes internas	151.854.259	0	0	50.618.086	0	0	202.472.345
407	01	03	00	Transferencias corrientes internas al sector público	151.854.259	0	0	50.618.086	0	0	202.472.345
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	151.854.259	0	0	50.618.086	0	0	202.472.345
				Totales	**151.854.259**	**0**	**0**	**50.618.086**	**0**	0	**202.472.345**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 359999037 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL DEL TÁCHIRA (UNET)

UNIDAD DE MEDIDA: BOLÍVAR

META: 56.533.845

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL DEL TÁCHIRA (UNET)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**34.334.453**	**0**	**0**	**22.199.392**	**0**	0	**56.533.845**
407	01	00	00	Transferencias y donaciones corrientes internas	34.334.453	0	0	22.199.392	0	0	56.533.845
407	01	03	00	Transferencias corrientes internas al sector público	34.334.453	0	0	22.199.392	0	0	56.533.845
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	34.334.453	0	0	22.199.392	0	0	56.533.845
				Totales	**34.334.453**	**0**	**0**	**22.199.392**	**0**	0	**56.533.845**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 359999038 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD CENTRAL DE VENEZUELA (UCV)

UNIDAD DE MEDIDA: *BOLÍVAR*

META: 471.006.957

RESPONSABLE/EJECUTOR: UNIVERSIDAD CENTRAL DE VENEZUELA (UCV)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**354.534.215**	**0**	**0**	**116.472.742**	**0**	0	**471.006.957**
407	01	00	00	Transferencias y donaciones corrientes internas	354.534.215	0	0	116.472.742	0	0	471.006.957
407	01	03	00	Transferencias corrientes internas al sector público	354.534.215	0	0	116.472.742	0	0	471.006.957
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	354.534.215	0	0	116.472.742	0	0	471.006.957
				Totales	**354.534.215**	**0**	**0**	**116.472.742**	**0**	0	**471.006.957**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 359999039 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD DE CARABOBO (UC)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 415.263.253

RESPONSABLE/EJECUTOR: UNIVERSIDAD DE CARABOBO (UC)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**295.955.573**	**0**	**0**	**119.307.680**	**0**	0	**415.263.253**
407	01	00	00	Transferencias y donaciones corrientes internas	295.955.573	0	0	119.307.680	0	0	415.263.253
407	01	03	00	Transferencias corrientes internas al sector público	295.955.573	0	0	119.307.680	0	0	415.263.253
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	295.955.573	0	0	119.307.680	0	0	415.263.253
				Totales	**295.955.573**	**0**	**0**	**119.307.680**	**0**	0	**415.263.253**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 359999040 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL SIMÓN RODRÍGUEZ (UNESR)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 161.335.261

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL SIMÓN RODRÍGUEZ (UNESR)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**106.629.629**	**0**	**0**	**54.705.632**	**0**	0	**161.335.261**
407	01	00	00	Transferencias y donaciones corrientes internas	106.629.629	0	0	54.705.632	0	0	161.335.261
407	01	03	00	Transferencias corrientes internas al sector público	106.629.629	0	0	54.705.632	0	0	161.335.261
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	106.629.629	0	0	54.705.632	0	0	161.335.261
				Totales	**106.629.629**	**0**	**0**	**54.705.632**	**0**	0	**161.335.261**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 359999041 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL FRANCISCO DE MIRANDA (UNEFM)

UNIDAD DE MEDIDA: BOLÍVAR

META: 77.023.806

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL FRANCISCO DE MIRANDA (UNEFM)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**57.767.860**	**0**	**0**	**19.255.946**	**0**	0	**77.023.806**
407	01	00	00	Transferencias y donaciones corrientes internas	57.767.860	0	0	19.255.946	0	0	77.023.806
407	01	03	00	Transferencias corrientes internas al sector público	57.767.860	0	0	19.255.946	0	0	77.023.806
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	57.767.860	0	0	19.255.946	0	0	77.023.806
				Totales	**57.767.860**	**0**	**0**	**19.255.946**	**0**	0	**77.023.806**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 359999042 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL DEL YARACUY (UNEY)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 23.702.935

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL DEL YARACUY (UNEY)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**18.022.408**	**0**	**0**	**5.680.527**	**0**	0	**23.702.935**
407	01	00	00	Transferencias y donaciones corrientes internas	18.022.408	0	0	5.680.527	0	0	23.702.935
407	01	03	00	Transferencias corrientes internas al sector público	18.022.408	0	0	5.680.527	0	0	23.702.935
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	18.022.408	0	0	5.680.527	0	0	23.702.935
				Totales	**18.022.408**	**0**	**0**	**5.680.527**	**0**	0	**23.702.935**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 359999043 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL POLITÉCNICA DE LA FUERZA ARMADA NACIONAL (UNEFA)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 64.064.900

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL POLITÉCNICA DE LA FUERZA ARMADA NACIONAL (UNEFA)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**50.366.485**	**0**	**0**	**13.698.415**	**0**	0	**64.064.900**
407	01	00	00	Transferencias y donaciones corrientes internas	50.366.485	0	0	13.698.415	0	0	64.064.900
407	01	03	00	Transferencias corrientes internas al sector público	50.366.485	0	0	13.698.415	0	0	64.064.900
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	50.366.485	0	0	13.698.415	0	0	64.064.900
				Totales	**50.366.485**	**0**	**0**	**13.698.415**	**0**	0	**64.064.900**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 359999044 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL SUR DEL LAGO "JESÚS MARÍA SEMPRÚM" (UNESUR)

UNIDAD DE MEDIDA: BOLÍVAR

META: 55.009.086

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL SUR DEL LAGO "JESÚS MARÍA SEMPRÚM" (UNESUR)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**39.627.185**	**0**	**0**	**15.381.901**	**0**	0	**55.009.086**
407	01	00	00	Transferencias y donaciones corrientes internas	39.627.185	0	0	15.381.901	0	0	55.009.086
407	01	03	00	Transferencias corrientes internas al sector público	39.627.185	0	0	15.381.901	0	0	55.009.086
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	39.627.185	0	0	15.381.901	0	0	55.009.086
				Totales	**39.627.185**	**0**	**0**	**15.381.901**	**0**	0	**55.009.086**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 359999045 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL MARÍTIMA DEL CARIBE (UNEMC)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 24.153.888

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL MARÍTIMA DEL CARIBE (UNEMC)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**17.887.493**	**0**	**0**	**6.266.395**	**0**	0	**24.153.888**
407	01	00	00	Transferencias y donaciones corrientes internas	17.887.493	0	0	6.266.395	0	0	24.153.888
407	01	03	00	Transferencias corrientes internas al sector público	17.887.493	0	0	6.266.395	0	0	24.153.888
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	17.887.493	0	0	6.266.395	0	0	24.153.888
				Totales	**17.887.493**	**0**	**0**	**6.266.395**	**0**	0	**24.153.888**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 359999046 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD BOLIVARIANA DE VENEZUELA (UBV)

UNIDAD DE MEDIDA: BOLÍVAR

META: 162.943.763

RESPONSABLE/EJECUTOR: UNIVERSIDAD BOLIVARIANA DE VENEZUELA (UBV)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**126.787.558**	**0**	**0**	**36.156.205**	**0**	0	**162.943.763**
407	01	00	00	Transferencias y donaciones corrientes internas	126.787.558	0	0	36.156.205	0	0	162.943.763
407	01	03	00	Transferencias corrientes internas al sector público	126.787.558	0	0	36.156.205	0	0	162.943.763
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	126.787.558	0	0	36.156.205	0	0	162.943.763
				Totales	**126.787.558**	**0**	**0**	**36.156.205**	**0**	0	**162.943.763**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 359999047 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD DEPORTIVA DEL SUR

UNIDAD DE MEDIDA: BOLÍVAR **META:** 24.355.660

RESPONSABLE/EJECUTOR: UNIVERSIDAD DEPORTIVA DEL SUR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**24.355.660**	**0**	**0**	**0**	**0**	0	**24.355.660**
407	01	00	00	Transferencias y donaciones corrientes internas	24.355.660	0	0	0	0	0	24.355.660
407	01	03	00	Transferencias corrientes internas al sector público	24.355.660	0	0	0	0	0	24.355.660
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	24.355.660	0	0	0	0	0	24.355.660
				Totales	**24.355.660**	**0**	**0**	**0**	**0**	0	**24.355.660**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 359999048 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD NACIONAL EXPERIMENTAL DE LAS ARTES (UNEARTE)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 33.524.114

RESPONSABLE/EJECUTOR: UNIVERSIDAD NACIONAL EXPERIMENTAL DE LAS ARTES (UNEARTE)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**25.749.723**	**0**	**0**	**7.774.391**	**0**	0	**33.524.114**
407	01	00	00	Transferencias y donaciones corrientes internas	25.749.723	0	0	7.774.391	0	0	33.524.114
407	01	03	00	Transferencias corrientes internas al sector público	25.749.723	0	0	7.774.391	0	0	33.524.114
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	25.749.723	0	0	7.774.391	0	0	33.524.114
				Totales	**25.749.723**	**0**	**0**	**7.774.391**	**0**	0	**33.524.114**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 359999049 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD BOLIVARIANA DE TRABAJADORES "JESÚS RIVERO"

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.050.000

RESPONSABLE/EJECUTOR: UNIVERSIDAD BOLIVARIANA DE TRABAJADORES "JESÚS RIVERO"

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.050.000**	**0**	**0**	**0**	**0**	0	**1.050.000**
407	01	00	00	Transferencias y donaciones corrientes internas	1.050.000	0	0	0	0	0	1.050.000
407	01	03	00	Transferencias corrientes internas al sector público	1.050.000	0	0	0	0	0	1.050.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.050.000	0	0	0	0	0	1.050.000
				Totales	**1.050.000**	**0**	**0**	**0**	**0**	0	**1.050.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 359999050 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ALTO APURE PEDRO CAMEJO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 20.189.305

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ALTO APURE PEDRO CAMEJO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**16.001.640**	**0**	**0**	**4.187.665**	**0**	0	**20.189.305**
407	01	00	00	Transferencias y donaciones corrientes internas	16.001.640	0	0	4.187.665	0	0	20.189.305
407	01	03	00	Transferencias corrientes internas al sector público	16.001.640	0	0	4.187.665	0	0	20.189.305
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	16.001.640	0	0	4.187.665	0	0	20.189.305
				Totales	**16.001.640**	**0**	**0**	**4.187.665**	**0**	0	**20.189.305**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 359999051 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO BARINAS JOSÉ FÉLIX RIBAS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 20.360.045

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO BARINAS JOSÉ FÉLIX RIBAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**16.963.165**	**0**	**0**	**3.396.880**	**0**	0	**20.360.045**
407	01	00	00	Transferencias y donaciones corrientes internas	16.963.165	0	0	3.396.880	0	0	20.360.045
407	01	03	00	Transferencias corrientes internas al sector público	16.963.165	0	0	3.396.880	0	0	20.360.045
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	16.963.165	0	0	3.396.880	0	0	20.360.045
				Totales	**16.963.165**	**0**	**0**	**3.396.880**	**0**	0	**20.360.045**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 359999052 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD POLITÉCNICA TERRITORIAL DE BARLOVENTO ARGELIA LAYA

UNIDAD DE MEDIDA: BOLÍVAR

META: 34.056.415

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DE BARLOVENTO ARGELIA LAYA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**27.143.986**	**0**	**0**	**6.912.429**	**0**	0	**34.056.415**
407	01	00	00	Transferencias y donaciones corrientes internas	27.143.986	0	0	6.912.429	0	0	34.056.415
407	01	03	00	Transferencias corrientes internas al sector público	27.143.986	0	0	6.912.429	0	0	34.056.415
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	27.143.986	0	0	6.912.429	0	0	34.056.415
				Totales	**27.143.986**	**0**	**0**	**6.912.429**	**0**	0	**34.056.415**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 359999053 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO LARA ANDRÉS ELOY BLANCO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 109.691.591

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO LARA ANDRÉS ELOY BLANCO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**89.622.278**	**0**	**0**	**20.069.313**	**0**	0	**109.691.591**
407	01	00	00	Transferencias y donaciones corrientes internas	89.622.278	0	0	20.069.313	0	0	109.691.591
407	01	03	00	Transferencias corrientes internas al sector público	89.622.278	0	0	20.069.313	0	0	109.691.591
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	89.622.278	0	0	20.069.313	0	0	109.691.591
				Totales	**89.622.278**	**0**	**0**	**20.069.313**	**0**	0	**109.691.591**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 359999054 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL NORTE DEL TÁCHIRA MANUELA SAENZ

UNIDAD DE MEDIDA: BOLÍVAR **META:** 11.324.609

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL NORTE DEL TÁCHIRA MANUELA SAENZ

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**9.043.247**	**0**	**0**	**2.281.362**	**0**	0	**11.324.609**
407	01	00	00	Transferencias y donaciones corrientes internas	9.043.247	0	0	2.281.362	0	0	11.324.609
407	01	03	00	Transferencias corrientes internas al sector público	9.043.247	0	0	2.281.362	0	0	11.324.609
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	9.043.247	0	0	2.281.362	0	0	11.324.609
				Totales	**9.043.247**	**0**	**0**	**2.281.362**	**0**	0	**11.324.609**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 359999055 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO ARAGUA FEDERICO BRITO FIGUEROA

UNIDAD DE MEDIDA: BOLÍVAR **META:** 72.525.341

RESPONSABLE/EJECUTOR: UNIVERSIDAD POLITÉCNICA TERRITORIAL DEL ESTADO ARAGUA FEDERICO BRITO FIGUEROA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**59.737.201**	**0**	**0**	**12.788.140**	**0**	0	**72.525.341**
407	01	00	00	Transferencias y donaciones corrientes internas	59.737.201	0	0	12.788.140	0	0	72.525.341
407	01	03	00	Transferencias corrientes internas al sector público	59.737.201	0	0	12.788.140	0	0	72.525.341
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	59.737.201	0	0	12.788.140	0	0	72.525.341
				Totales	**59.737.201**	**0**	**0**	**12.788.140**	**0**	0	**72.525.341**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO: 2012**

ACCIÓN ESPECÍFICA: 359999056 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL SERVICIO AUTÓNOMO OFICINAS TÉCNICAS DEL CONSEJO NACIONAL DE UNIVERSIDADES (CNU)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 2.054.367.536

RESPONSABLE/EJECUTOR: SERVICIO AUTÓNOMO OFICINAS TÉCNICAS DEL CONSEJO NACIONAL DE UNIVERSIDADES (CNU)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.910.402.682**	**0**	**0**	**143.964.854**	**0**	0	**2.054.367.536**
407	01	00	00	Transferencias y donaciones corrientes internas	1.910.402.682	0	0	143.964.854	0	0	2.054.367.536
407	01	03	00	Transferencias corrientes internas al sector público	1.910.402.682	0	0	143.964.854	0	0	2.054.367.536
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	1.910.402.682	0	0	143.964.854	0	0	2.054.367.536
				Totales	**1.910.402.682**	**0**	**0**	**143.964.854**	**0**	0	**2.054.367.536**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 359999057 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN PARA EL SERVICIO DE ASISTENCIA MÉDICA HOSPITALARIA PARA ESTUDIANTES DE EDUCACIÓN SUPERIOR (FAMES)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 35.016.908

RESPONSABLE/EJECUTOR: FUNDACIÓN PARA EL SERVICIO DE ASISTENCIA MÉDICA HOSPITALARIA PARA ESTUDIANTES DE EDUCACIÓN SUPERIOR (FAMES)

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**35.016.908**	**0**	**0**	**0**	**0**	0	**35.016.908**
407	01	00	00	Transferencias y donaciones corrientes internas	35.016.908	0	0	0	0	0	35.016.908
407	01	03	00	Transferencias corrientes internas al sector público	35.016.908	0	0	0	0	0	35.016.908
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	35.016.908	0	0	0	0	0	35.016.908
				Totales	**35.016.908**	**0**	**0**	**0**	**0**	0	**35.016.908**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 359999058 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN POLIEDRO DE CARACAS

UNIDAD DE MEDIDA: *BOLÍVAR*

META: 800.000

RESPONSABLE/EJECUTOR: FUNDACIÓN POLIEDRO DE CARACAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**800.000**	**0**	**0**	**0**	**0**	0	**800.000**
407	01	00	00	Transferencias y donaciones corrientes internas	800.000	0	0	0	0	0	800.000
407	01	03	00	Transferencias corrientes internas al sector público	800.000	0	0	0	0	0	800.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	800.000	0	0	0	0	0	800.000
				Totales	**800.000**	**0**	**0**	**0**	**0**	0	**800.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR

META: 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 359999060 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN CENTRO INTERNACIONAL MIRANDA

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.482.069

RESPONSABLE/EJECUTOR: FUNDACIÓN CENTRO INTERNACIONAL MIRANDA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.482.069**	**0**	**0**	**0**	**0**	0	**4.482.069**
407	01	00	00	Transferencias y donaciones corrientes internas	4.482.069	0	0	0	0	0	4.482.069
407	01	03	00	Transferencias corrientes internas al sector público	4.482.069	0	0	0	0	0	4.482.069
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	4.482.069	0	0	0	0	0	4.482.069
				Totales	**4.482.069**	**0**	**0**	**0**	**0**	0	**4.482.069**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA

PROYECTO: 359999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: PROFUNDIZAR LA UNIVERSALIZACIÓN DE LA EDUCACIÓN UNIVERSITARIA BOLIVARIANA.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 7.679.646.305

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 359999061 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN DR. ALEJANDRO PRÓSPERO REVEREND

UNIDAD DE MEDIDA: *BOLÍVAR* **META:** 28.446.000

RESPONSABLE/EJECUTOR: FUNDACIÓN DR. ALEJANDRO PRÓSPERO REVEREND

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**28.446.000**	**0**	**0**	**0**	**0**	0	**28.446.000**
407	01	00	00	Transferencias y donaciones corrientes internas	28.446.000	0	0	0	0	0	28.446.000
407	01	03	00	Transferencias corrientes internas al sector público	28.446.000	0	0	0	0	0	28.446.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	28.446.000	0	0	0	0	0	28.446.000
				Totales	**28.446.000**	**0**	**0**	**0**	**0**	0	**28.446.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**129.167.958**	**0**	**0**	**0**	**0**	**0**	**129.167.958**
401	01	00	00	Sueldos, salarios y otras retribuciones	17.732.165	0	0	0	0	0	17.732.165
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.913.374	0	0	0	0	0	5.913.374
401	01	03	00	Suplencias a empleados	33.541	0	0	0	0	0	33.541
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.513.916	0	0	0	0	0	2.513.916
401	01	12	00	Salarios a obreros en puestos no permanentes	1.094.097	0	0	0	0	0	1.094.097
401	01	13	00	Suplencias a obreros	30.654	0	0	0	0	0	30.654
401	01	18	00	Remuneraciones al personal contratado	3.966.159	0	0	0	0	0	3.966.159
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	632.399	0	0	0	0	0	632.399
401	01	99	00	Otras retribuciones	3.548.025	0	0	0	0	0	3.548.025
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.264.095	0	0	0	0	0	1.264.095
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	887.007	0	0	0	0	0	887.007
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	377.088	0	0	0	0	0	377.088
401	03	00	00	Primas	22.365.841	0	0	0	0	0	22.365.841
401	03	01	00	Primas por mérito a empleados	9.952.061	0	0	0	0	0	9.952.061
401	03	03	00	Primas por hogar a empleados	662.700	0	0	0	0	0	662.700
401	03	04	00	Primas por hijos a empleados	218.268	0	0	0	0	0	218.268
401	03	08	00	Primas de profesionalización a empleados	583.419	0	0	0	0	0	583.419
401	03	09	00	Primas por antigüedad a empleados	83.600	0	0	0	0	0	83.600
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.660.800	0	0	0	0	0	1.660.800
401	03	16	00	Primas por mérito a obreros	3.217.060	0	0	0	0	0	3.217.060
401	03	18	00	Primas por hogar a obreros	332.760	0	0	0	0	0	332.760
401	03	19	00	Primas por hijos de obreros	109.599	0	0	0	0	0	109.599
401	03	21	00	Primas por antigüedad a obreros	42.480	0	0	0	0	0	42.480
401	03	22	00	Primas de profesionalización a obreros	107.111	0	0	0	0	0	107.111
401	03	47	00	Primas al personal de alto nivel y de dirección	1.979.773	0	0	0	0	0	1.979.773
401	03	95	00	Otras primas al personal de alto nivel y de dirección	353.950	0	0	0	0	0	353.950
401	03	97	00	Otras primas a empleados	1.478.344	0	0	0	0	0	1.478.344
401	03	98	00	Otras primas a obreros	1.583.916	0	0	0	0	0	1.583.916
401	04	00	00	Complementos de sueldos y salarios	32.651.809	0	0	0	0	0	32.651.809
401	04	06	00	Complemento a empleados por comisión de servicios	2.694.429	0	0	0	0	0	2.694.429
401	04	08	00	Bono compensatorio de alimentación a empleados	3.214.800	0	0	0	0	0	3.214.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	150.000	0	0	0	0	0	150.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	876.556	0	0	0	0	0	876.556
401	04	18	00	Bono compensatorio de alimentación a obreros	1.614.240	0	0	0	0	0	1.614.240
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.956.240	0	0	0	0	0	1.956.240
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	437.760	0	0	0	0	0	437.760
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.916.756	0	0	0	0	0	1.916.756
401	04	96	00	Otros complementos a empleados	9.635.283	0	0	0	0	0	9.635.283
401	04	97	00	Otros complementos a obreros	3.114.659	0	0	0	0	0	3.114.659
401	04	98	00	Otros complementos al personal contratado	7.041.086	0	0	0	0	0	7.041.086
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	19.132.740	0	0	0	0	0	19.132.740
401	05	01	00	Aguinaldos a empleados	2.641.290	0	0	0	0	0	2.641.290
401	05	03	00	Bono vacacional a empleados	7.923.870	0	0	0	0	0	7.923.870
401	05	04	00	Aguinaldos a obreros	853.812	0	0	0	0	0	853.812
401	05	06	00	Bono vacacional a obreros	2.561.436	0	0	0	0	0	2.561.436
401	05	07	00	Aguinaldos al personal contratado	955.596	0	0	0	0	0	955.596
401	05	08	00	Bono vacacional al personal contratado	2.094.998	0	0	0	0	0	2.094.998
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	525.435	0	0	0	0	0	525.435
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.576.303	0	0	0	0	0	1.576.303
401	06	00	00	Aportes patronales y legales	4.410.122	0	0	0	0	0	4.410.122
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.184.172	0	0	0	0	0	1.184.172
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	657.874	0	0	0	0	0	657.874
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	394.724	0	0	0	0	0	394.724
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	223.677	0	0	0	0	0	223.677
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	263.150	0	0	0	0	0	263.150
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	382.791	0	0	0	0	0	382.791
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	72.305	0	0	0	0	0	72.305
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	85.065	0	0	0	0	0	85.065
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	428.423	0	0	0	0	0	428.423
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	95.206	0	0	0	0	0	95.206
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	235.569	0	0	0	0	0	235.569
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	130.872	0	0	0	0	0	130.872
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de	78.523	0	0	0	0	0	78.523

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				dirección							
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	52.349	0	0	0	0	0	52.349
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	44.497	0	0	0	0	0	44.497
401	06	95	00	Otros aportes legales por personal contratado	80.925	0	0	0	0	0	80.925
401	07	00	00	Asistencia socio-económica	20.460.219	0	0	0	0	0	20.460.219
401	07	02	00	Becas a empleados	423.000	0	0	0	0	0	423.000
401	07	03	00	Ayudas por matrimonio a empleados	774	0	0	0	0	0	774
401	07	04	00	Ayudas por nacimiento de hijos a empleados	9.288	0	0	0	0	0	9.288
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.973.620	0	0	0	0	0	1.973.620
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	9.000.000	0	0	0	0	0	9.000.000
401	07	10	00	Dotación de uniformes a empleados	100.000	0	0	0	0	0	100.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	579.572	0	0	0	0	0	579.572
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	235.763	0	0	0	0	0	235.763
401	07	18	00	Becas a obreros	212.400	0	0	0	0	0	212.400
401	07	19	00	Ayudas por matrimonio de obreros	774	0	0	0	0	0	774
401	07	20	00	Ayudas por nacimiento de hijos de obreros	9.288	0	0	0	0	0	9.288
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	637.984	0	0	0	0	0	637.984
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	2.850.000	0	0	0	0	0	2.850.000
401	07	26	00	Dotación de uniformes a obreros	151.000	0	0	0	0	0	151.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	371.520	0	0	0	0	0	371.520
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	118.384	0	0	0	0	0	118.384
401	07	33	00	Asistencia socio-económica al personal contratado	3.362.134	0	0	0	0	0	3.362.134
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	392.614	0	0	0	0	0	392.614
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	32.104	0	0	0	0	0	32.104
401	08	00	00	Prestaciones sociales e indemnizaciones	11.150.967	0	0	0	0	0	11.150.967
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.441.563	0	0	0	0	0	5.441.563
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.074.893	0	0	0	0	0	2.074.893
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.289.445	0	0	0	0	0	2.289.445
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.345.066	0	0	0	0	0	1.345.066
403	**00**	**00**	**00**	**Servicios no personales**	**882.719**	**0**	**0**	**0**	**0**	**0**	**882.719**
403	10	00	00	Servicios profesionales y técnicos	600.000	0	0	0	0	0	600.000
403	10	07	00	Servicios de capacitación y adiestramiento	600.000	0	0	0	0	0	600.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	94.577	0	0	0	0	0	94.577
403	18	01	00	Impuesto al valor agregado	94.577	0	0	0	0	0	94.577
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	188.142	0	0	0	0	0	188.142
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	188.142	0	0	0	0	0	188.142
				Totales	**130.050.677**	**0**	**0**	**0**	**0**	**0**	**130.050.677**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 350001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**129.167.958**	**0**	**0**	**0**	**0**	**0**	**129.167.958**
401	01	00	00	Sueldos, salarios y otras retribuciones	17.732.165	0	0	0	0	0	17.732.165
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	5.913.374	0	0	0	0	0	5.913.374
401	01	03	00	Suplencias a empleados	33.541	0	0	0	0	0	33.541
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	2.513.916	0	0	0	0	0	2.513.916
401	01	12	00	Salarios a obreros en puestos no permanentes	1.094.097	0	0	0	0	0	1.094.097
401	01	13	00	Suplencias a obreros	30.654	0	0	0	0	0	30.654
401	01	18	00	Remuneraciones al personal contratado	3.966.159	0	0	0	0	0	3.966.159
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	632.399	0	0	0	0	0	632.399
401	01	99	00	Otras retribuciones	3.548.025	0	0	0	0	0	3.548.025
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	1.264.095	0	0	0	0	0	1.264.095
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	887.007	0	0	0	0	0	887.007
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	377.088	0	0	0	0	0	377.088
401	03	00	00	Primas	22.365.841	0	0	0	0	0	22.365.841
401	03	01	00	Primas por mérito a empleados	9.952.061	0	0	0	0	0	9.952.061
401	03	03	00	Primas por hogar a empleados	662.700	0	0	0	0	0	662.700
401	03	04	00	Primas por hijos a empleados	218.268	0	0	0	0	0	218.268
401	03	08	00	Primas de profesionalización a empleados	583.419	0	0	0	0	0	583.419
401	03	09	00	Primas por antigüedad a empleados	83.600	0	0	0	0	0	83.600
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.660.800	0	0	0	0	0	1.660.800
401	03	16	00	Primas por mérito a obreros	3.217.060	0	0	0	0	0	3.217.060
401	03	18	00	Primas por hogar a obreros	332.760	0	0	0	0	0	332.760
401	03	19	00	Primas por hijos de obreros	109.599	0	0	0	0	0	109.599
401	03	21	00	Primas por antigüedad a obreros	42.480	0	0	0	0	0	42.480
401	03	22	00	Primas de profesionalización a obreros	107.111	0	0	0	0	0	107.111
401	03	47	00	Primas al personal de alto nivel y de dirección	1.979.773	0	0	0	0	0	1.979.773
401	03	95	00	Otras primas al personal de alto nivel y de dirección	353.950	0	0	0	0	0	353.950
401	03	97	00	Otras primas a empleados	1.478.344	0	0	0	0	0	1.478.344

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 350001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	98	00	Otras primas a obreros	1.583.916	0	0	0	0	0	1.583.916
401	04	00	00	Complementos de sueldos y salarios	32.651.809	0	0	0	0	0	32.651.809
401	04	06	00	Complemento a empleados por comisión de servicios	2.694.429	0	0	0	0	0	2.694.429
401	04	08	00	Bono compensatorio de alimentación a empleados	3.214.800	0	0	0	0	0	3.214.800
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	150.000	0	0	0	0	0	150.000
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	876.556	0	0	0	0	0	876.556
401	04	18	00	Bono compensatorio de alimentación a obreros	1.614.240	0	0	0	0	0	1.614.240
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.956.240	0	0	0	0	0	1.956.240
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	437.760	0	0	0	0	0	437.760
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	1.916.756	0	0	0	0	0	1.916.756
401	04	96	00	Otros complementos a empleados	9.635.283	0	0	0	0	0	9.635.283
401	04	97	00	Otros complementos a obreros	3.114.659	0	0	0	0	0	3.114.659
401	04	98	00	Otros complementos al personal contratado	7.041.086	0	0	0	0	0	7.041.086
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	19.132.740	0	0	0	0	0	19.132.740
401	05	01	00	Aguinaldos a empleados	2.641.290	0	0	0	0	0	2.641.290
401	05	03	00	Bono vacacional a empleados	7.923.870	0	0	0	0	0	7.923.870
401	05	04	00	Aguinaldos a obreros	853.812	0	0	0	0	0	853.812
401	05	06	00	Bono vacacional a obreros	2.561.436	0	0	0	0	0	2.561.436
401	05	07	00	Aguinaldos al personal contratado	955.596	0	0	0	0	0	955.596
401	05	08	00	Bono vacacional al personal contratado	2.094.998	0	0	0	0	0	2.094.998
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	525.435	0	0	0	0	0	525.435
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	1.576.303	0	0	0	0	0	1.576.303
401	06	00	00	Aportes patronales y legales	4.410.122	0	0	0	0	0	4.410.122
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.184.172	0	0	0	0	0	1.184.172
401	06	02	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (IPASME) por empleados	657.874	0	0	0	0	0	657.874
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	394.724	0	0	0	0	0	394.724
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	223.677	0	0	0	0	0	223.677
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	263.150	0	0	0	0	0	263.150

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 350001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	382.791	0	0	0	0	0	382.791
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	72.305	0	0	0	0	0	72.305
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	85.065	0	0	0	0	0	85.065
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	428.423	0	0	0	0	0	428.423
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	95.206	0	0	0	0	0	95.206
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	235.569	0	0	0	0	0	235.569
401	06	40	00	Aporte patronal al Instituto de Previsión y Asistencia Social para el personal del Ministerio de Educación (Ipasme) por personal de alto nivel y de dirección	130.872	0	0	0	0	0	130.872
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	78.523	0	0	0	0	0	78.523
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	52.349	0	0	0	0	0	52.349
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	44.497	0	0	0	0	0	44.497
401	06	95	00	Otros aportes legales por personal contratado	80.925	0	0	0	0	0	80.925
401	07	00	00	Asistencia socio-económica	20.460.219	0	0	0	0	0	20.460.219
401	07	02	00	Becas a empleados	423.000	0	0	0	0	0	423.000
401	07	03	00	Ayudas por matrimonio a empleados	774	0	0	0	0	0	774
401	07	04	00	Ayudas por nacimiento de hijos a empleados	9.288	0	0	0	0	0	9.288
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.973.620	0	0	0	0	0	1.973.620
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	9.000.000	0	0	0	0	0	9.000.000
401	07	10	00	Dotación de uniformes a empleados	100.000	0	0	0	0	0	100.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	579.572	0	0	0	0	0	579.572
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	235.763	0	0	0	0	0	235.763
401	07	18	00	Becas a obreros	212.400	0	0	0	0	0	212.400
401	07	19	00	Ayudas por matrimonio de obreros	774	0	0	0	0	0	774
401	07	20	00	Ayudas por nacimiento de hijos de obreros	9.288	0	0	0	0	0	9.288
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	637.984	0	0	0	0	0	637.984
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	2.850.000	0	0	0	0	0	2.850.000
401	07	26	00	Dotación de uniformes a obreros	151.000	0	0	0	0	0	151.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 350001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	371.520	0	0	0	0	0	371.520
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	118.384	0	0	0	0	0	118.384
401	07	33	00	Asistencia socio-económica al personal contratado	3.362.134	0	0	0	0	0	3.362.134
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	392.614	0	0	0	0	0	392.614
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	32.104	0	0	0	0	0	32.104
401	08	00	00	Prestaciones sociales e indemnizaciones	11.150.967	0	0	0	0	0	11.150.967
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	5.441.563	0	0	0	0	0	5.441.563
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.074.893	0	0	0	0	0	2.074.893
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	2.289.445	0	0	0	0	0	2.289.445
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.345.066	0	0	0	0	0	1.345.066
403	**00**	**00**	**00**	**Servicios no personales**	**882.719**	**0**	**0**	**0**	**0**	**0**	**882.719**
403	10	00	00	Servicios profesionales y técnicos	600.000	0	0	0	0	0	600.000
403	10	07	00	Servicios de capacitación y adiestramiento	600.000	0	0	0	0	0	600.000
403	18	00	00	Impuestos indirectos	94.577	0	0	0	0	0	94.577
403	18	01	00	Impuesto al valor agregado	94.577	0	0	0	0	0	94.577
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	188.142	0	0	0	0	0	188.142
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	188.142	0	0	0	0	0	188.142
				Totales	**130.050.677**	**0**	**0**	**0**	**0**	**0**	**130.050.677**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.658.497**	**0**	**0**	**0**	**0**	**0**	**8.658.497**
402	01	00	00	Productos alimenticios y agropecuarios	1.428.730	0	0	0	0	0	1.428.730
402	01	01	00	Alimentos y bebidas para personas	1.408.730	0	0	0	0	0	1.408.730
402	01	03	00	Productos agrícolas y pecuarios	20.000	0	0	0	0	0	20.000
402	02	00	00	Productos de minas, canteras y yacimientos	20.000	0	0	0	0	0	20.000
402	02	05	00	Piedra, arcilla, arena y tierra	20.000	0	0	0	0	0	20.000
402	03	00	00	Textiles y vestuarios	215.000	0	0	0	0	0	215.000
402	03	01	00	Textiles	50.000	0	0	0	0	0	50.000
402	03	02	00	Prendas de vestir	145.000	0	0	0	0	0	145.000
402	03	03	00	Calzados	10.000	0	0	0	0	0	10.000
402	03	99	00	Otros productos textiles y vestuarios	10.000	0	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	325.000	0	0	0	0	0	325.000
402	04	03	00	Cauchos y tripas para vehículos	325.000	0	0	0	0	0	325.000
402	05	00	00	Productos de papel, cartón e impresos	1.404.500	0	0	0	0	0	1.404.500
402	05	01	00	Pulpa de madera, papel y cartón	350.000	0	0	0	0	0	350.000
402	05	02	00	Envases y cajas de papel y cartón	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	800.000	0	0	0	0	0	800.000
402	05	04	00	Libros, revistas y periódicos	90.000	0	0	0	0	0	90.000
402	05	05	00	Material de enseñanza	4.500	0	0	0	0	0	4.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	0	100.000
402	05	99	00	Otros productos de pulpa, papel y cartón	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	1.310.000	0	0	0	0	0	1.310.000
402	06	02	00	Abonos, plaguicidas y otros	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	850.000	0	0	0	0	0	850.000
402	06	04	00	Productos farmacéuticos y medicamentos	100.000	0	0	0	0	0	100.000
402	06	05	00	Productos de tocador	30.000	0	0	0	0	0	30.000
402	06	06	00	Combustibles y lubricantes	100.000	0	0	0	0	0	100.000
402	06	08	00	Productos plásticos	200.000	0	0	0	0	0	200.000
402	06	99	00	Otros productos de la industria química y conexos	20.000	0	0	0	0	0	20.000
402	07	00	00	Productos minerales no metálicos	40.000	0	0	0	0	0	40.000
402	07	01	00	Productos de barro, loza y porcelana	10.000	0	0	0	0	0	10.000
402	07	02	00	Vidrios y productos de vidrio	6.000	0	0	0	0	0	6.000
402	07	03	00	Productos de arcilla para construcción	16.000	0	0	0	0	0	16.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	04	00	Cemento, cal y yeso	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	995.000	0	0	0	0	0	995.000
402	08	01	00	Productos primarios de hierro y acero	20.000	0	0	0	0	0	20.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	200.000	0	0	0	0	0	200.000
402	08	04	00	Productos metálicos estructurales	20.000	0	0	0	0	0	20.000
402	08	07	00	Material de señalamiento	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	600.000	0	0	0	0	0	600.000
402	08	10	00	Repuestos y accesorios para otros equipos	120.000	0	0	0	0	0	120.000
402	08	99	00	Otros productos metálicos	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	2.620.267	0	0	0	0	0	2.620.267
402	10	01	00	Artículos de deporte, recreación y juguetes	80.000	0	0	0	0	0	80.000
402	10	02	00	Materiales y útiles de limpieza y aseo	320.000	0	0	0	0	0	320.000
402	10	03	00	Utensilios de cocina y comedor	40.000	0	0	0	0	0	40.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	950.000	0	0	0	0	0	950.000
402	10	06	00	Condecoraciones, ofrendas y similares	55.267	0	0	0	0	0	55.267
402	10	07	00	Productos de seguridad en el trabajo	80.000	0	0	0	0	0	80.000
402	10	08	00	Materiales para equipos de computación	800.000	0	0	0	0	0	800.000
402	10	11	00	Materiales eléctricos	200.000	0	0	0	0	0	200.000
402	10	12	00	Materiales para instalaciones sanitarias	30.000	0	0	0	0	0	30.000
402	10	99	00	Otros productos y útiles diversos	60.000	0	0	0	0	0	60.000
402	99	00	00	Otros materiales y suministros	300.000	0	0	0	0	0	300.000
402	99	01	00	Otros materiales y suministros	300.000	0	0	0	0	0	300.000
403	**00**	**00**	**00**	**Servicios no personales**	**16.524.047**	**0**	**0**	**0**	**0**	**0**	**16.524.047**
403	02	00	00	Alquileres de maquinaria y equipos	240.000	0	0	0	0	0	240.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	240.000	0	0	0	0	0	240.000
403	04	00	00	Servicios básicos	3.212.300	0	0	0	0	0	3.212.300
403	04	01	00	Electricidad	24.000	0	0	0	0	0	24.000
403	04	04	00	Teléfonos	1.340.000	0	0	0	0	0	1.340.000
403	04	05	00	Servicio de comunicaciones	943.300	0	0	0	0	0	943.300
403	04	06	00	Servicio de aseo urbano y domiciliario	260.000	0	0	0	0	0	260.000
403	04	07	00	Servicio de condominio	645.000	0	0	0	0	0	645.000
403	06	00	00	Servicios de transporte y almacenaje	461.440	0	0	0	0	0	461.440

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	01	00	Fletes y embalajes	40.000	0	0	0	0	0	40.000
403	06	02	00	Almacenaje	10.000	0	0	0	0	0	10.000
403	06	03	00	Estacionamiento	1.200	0	0	0	0	0	1.200
403	06	04	00	Peaje	240	0	0	0	0	0	240
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	410.000	0	0	0	0	0	410.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.990.408	0	0	0	0	0	3.990.408
403	07	01	00	Publicidad y propaganda	445.000	0	0	0	0	0	445.000
403	07	02	00	Imprenta y reproducción	200.108	0	0	0	0	0	200.108
403	07	03	00	Relaciones sociales	3.225.300	0	0	0	0	0	3.225.300
403	07	04	00	Avisos	120.000	0	0	0	0	0	120.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	953.000	0	0	0	0	0	953.000
403	08	01	00	Primas y gastos de seguros	950.000	0	0	0	0	0	950.000
403	08	02	00	Comisiones y gastos bancarios	3.000	0	0	0	0	0	3.000
403	09	00	00	Viáticos y pasajes	976.500	0	0	0	0	0	976.500
403	09	01	00	Viáticos y pasajes dentro del país	976.500	0	0	0	0	0	976.500
403	10	00	00	Servicios profesionales y técnicos	1.564.916	0	0	0	0	0	1.564.916
403	10	01	00	Servicios jurídicos	26.000	0	0	0	0	0	26.000
403	10	03	00	Servicios de procesamiento de datos	100.000	0	0	0	0	0	100.000
403	10	09	00	Servicios de lavandería y tintorería	22.916	0	0	0	0	0	22.916
403	10	99	00	Otros servicios profesionales y técnicos	1.416.000	0	0	0	0	0	1.416.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.025.000	0	0	0	0	0	1.025.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	800.000	0	0	0	0	0	800.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	12	00	00	Conservación y reparaciones menores de obras	250.000	0	0	0	0	0	250.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	250.000	0	0	0	0	0	250.000
403	15	00	00	Servicios fiscales	50.000	0	0	0	0	0	50.000
403	15	01	00	Derechos de importación y servicios aduaneros	50.000	0	0	0	0	0	50.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	742.530	0	0	0	0	0	742.530
403	16	01	00	Servicios de diversión, esparcimiento y culturales	742.530	0	0	0	0	0	742.530
403	18	00	00	Impuestos indirectos	2.807.953	0	0	0	0	0	2.807.953

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	2.807.953	0	0	0	0	0	2.807.953
403	99	00	00	Otros servicios no personales	250.000	0	0	0	0	0	250.000
403	99	01	00	Otros servicios no personales	250.000	0	0	0	0	0	250.000
404	**00**	**00**	**00**	**Activos reales**	**3.115.000**	**0**	**0**	**0**	**0**	**0**	**3.115.000**
404	01	00	00	Repuestos y reparaciones mayores	340.000	0	0	0	0	0	340.000
404	01	01	00	Repuestos mayores	40.000	0	0	0	0	0	40.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	40.000	0	0	0	0	0	40.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	300.000	0	0	0	0	0	300.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	300.000	0	0	0	0	0	300.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	480.000	0	0	0	0	0	480.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	30.000	0	0	0	0	0	30.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	50.000	0	0	0	0	0	50.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	400.000	0	0	0	0	0	400.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.250.000	0	0	0	0	0	1.250.000
404	04	01	00	Vehículos automotores terrestres	1.200.000	0	0	0	0	0	1.200.000
404	04	05	00	Vehículos de tracción no motorizados	50.000	0	0	0	0	0	50.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	120.000	0	0	0	0	0	120.000
404	05	01	00	Equipos de telecomunicaciones	120.000	0	0	0	0	0	120.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	125.000	0	0	0	0	0	125.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	75.000	0	0	0	0	0	75.000
404	07	06	00	Instrumentos musicales y equipos de audio	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	600.000	0	0	0	0	0	600.000
404	09	01	00	Mobiliario y equipos de oficina	400.000	0	0	0	0	0	400.000
404	09	02	00	Equipos de computación	50.000	0	0	0	0	0	50.000
404	09	03	00	Mobiliario y equipos de alojamiento	150.000	0	0	0	0	0	150.000
404	99	00	00	Otros activos reales	200.000	0	0	0	0	0	200.000
404	99	01	00	Otros activos reales	200.000	0	0	0	0	0	200.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.184.979.302**	**0**	**0**	**1.587.160.246**	**0**	**0**	**6.772.139.548**
407	01	00	00	Transferencias y donaciones corrientes internas	5.182.611.438	0	0	1.587.160.246	0	0	6.769.771.684
407	01	01	00	Transferencias corrientes internas al sector privado	34.130.000	0	0	0	0	0	34.130.000
407	01	01	70	Subsidios educacionales al sector privado	34.130.000	0	0	0	0	0	34.130.000
407	01	02	00	Donaciones corrientes internas al sector privado	2.000.000	0	0	0	0	0	2.000.000
407	01	02	01	Donaciones corrientes a personas	2.000.000	0	0	0	0	0	2.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	03	00	Transferencias corrientes internas al sector público	5.146.481.438	0	0	1.587.160.246	0	0	6.733.641.684
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.146.481.438	0	0	1.587.160.246	0	0	6.733.641.684
407	02	00	00	Transferencias y donaciones corrientes al exterior	2.367.864	0	0	0	0	0	2.367.864
407	02	01	00	Transferencias corrientes al exterior	2.367.864	0	0	0	0	0	2.367.864
407	02	01	04	Transferencias corrientes a organismos internacionales	2.367.864	0	0	0	0	0	2.367.864
411	**00**	**00**	**00**	**Disminución de pasivos**	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**
411	11	00	00	Obligaciones de ejercicios anteriores	600.000	0	0	0	0	0	600.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	600.000	0	0	0	0	0	600.000
				Totales	**5.213.876.846**	**0**	**0**	**1.587.160.246**	**0**	**0**	**6.801.037.092**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.182.979.302**	**0**	**0**	**1.587.160.246**	**0**	**0**	**6.770.139.548**
407	01	00	00	Transferencias y donaciones corrientes internas	5.180.611.438	0	0	1.587.160.246	0	0	6.767.771.684
407	01	01	00	Transferencias corrientes internas al sector privado	34.130.000	0	0	0	0	0	34.130.000
407	01	01	70	Subsidios educacionales al sector privado	34.130.000	0	0	0	0	0	34.130.000
				- S0397 Fe y Alegría - Instituto Universitario Jesús Obrero	17.000.000	0	0	0	0	0	17.000.000
				- S0622 Fundación La Salle de Ciencias Naturales	17.000.000	0	0	0	0	0	17.000.000
				- S0820 Instituto Universitario Tecnológico de Seguridad Industrial (I.U.T.S.I.)	100.000	0	0	0	0	0	100.000
				- S1508 Instituto Universitario de la Audición y el Lenguaje	30.000	0	0	0	0	0	30.000
407	01	03	00	Transferencias corrientes internas al sector público	5.146.481.438	0	0	1.587.160.246	0	0	6.733.641.684
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.146.481.438	0	0	1.587.160.246	0	0	6.733.641.684
				- A0006 Colegio Universitario Francisco de Miranda	34.050.171	0	0	19.415.280	0	0	53.465.451
				- A0007 Colegio Universitario de Caracas	75.435.773	0	0	7.758.780	0	0	83.194.553
				- A0008 Colegio Universitario "Profesor José Lorenzo Pérez Rodríguez"	10.099.919	0	0	6.982.973	0	0	17.082.892
				- A0009 Colegio Universitario de Los Teques Cecilio Acosta "CULTCA"	58.368.137	0	0	21.377.007	0	0	79.745.144
				- A0011 Servicio Autónomo Oficinas Técnicas del Consejo Nacional de Universidades (CNU)	175.746.921	0	0	0	0	0	175.746.921
				- A0026 Instituto Universitario de Tecnología Jacinto Navarro Vallenilla, Carúpano	46.638.809	0	0	11.759.703	0	0	58.398.512
				- A0028 Instituto Universitario de Tecnología "Dr. Federico Rivero Palacio", Región Capital	36.642.473	0	0	11.522.931	0	0	48.165.404
				- A0029 Instituto Universitario de Tecnología Alonso Gamero, Coro	57.123.828	0	0	11.750.360	0	0	68.874.188
				- A0030 Instituto Universitario de Tecnología Agroindustrial Región Los Andes	54.217.919	0	0	8.883.083	0	0	63.101.002
				- A0032 Instituto Universitario de Tecnología de los Llanos	37.082.185	0	0	10.693.679	0	0	47.775.864
				- A0033 Instituto Universitario de Tecnología de Maracaibo	87.124.183	0	0	26.789.958	0	0	113.914.141
				- A0034 Instituto Universitario de Tecnología de Ejido	27.755.730	0	0	9.169.093	0	0	36.924.823
				- A0035 Instituto Universitario de Tecnología de Yaracuy	25.384.466	0	0	18.266.716	0	0	43.651.182
				- A0036 Instituto Universitario de Tecnología de Puerto Cabello	28.030.404	0	0	11.545.821	0	0	39.576.225
				- A0038 Instituto Universitario de Tecnología de Valencia	35.195.770	0	0	8.680.675	0	0	43.876.445
				- A0039 Instituto Universitario de Tecnología del Estado Trujillo	32.753.192	0	0	8.736.351	0	0	41.489.543
				- A0040 Instituto Universitario de Tecnología "José Antonio Anzoátegui ", El Tigre	40.319.324	0	0	4.905.008	0	0	45.224.332
				- A0042 Instituto Universitario de Tecnología de Cabimas	79.039.696	0	0	15.000.000	0	0	94.039.696
				- A0043 Instituto Universitario de Tecnología del Estado Portuguesa	24.562.146	0	0	6.895.756	0	0	31.457.902

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- A0045 Instituto Universitario de Tecnología de Cumaná	46.973.317	0	0	0	0	0	46.973.317
				- A0048 Instituto Universitario de Tecnología del Oeste "Mariscal Sucre"	16.283.498	0	0	4.665.940	0	0	20.949.438
				- A0053 Instituto Universitario de Tecnología Dr. Delfín Mendoza, Tucupita	19.934.107	0	0	5.130.951	0	0	25.065.058
				- A0060 Instituto Universitario de Tecnología de Caripito	17.772.244	0	0	6.838.959	0	0	24.611.203
				- A0080 Universidad del Zulia (LUZ)	430.320.695	0	0	173.024.880	0	0	603.345.575
				- A0081 Universidad Nacional Experimental Politécnica Antonio José de Sucre (UNEXPO)	127.234.953	0	0	43.531.117	0	0	170.766.070
				- A0082 Universidad de Oriente (UDO)	346.153.085	0	0	170.798.694	0	0	516.951.779
				- A0083 Universidad de Los Andes (ULA)	387.052.982	0	0	129.528.555	0	0	516.581.537
				- A0084 Universidad Nacional Experimental de los Llanos Centrales Rómulo Gallegos (UNERG)	40.205.979	0	0	12.118.758	0	0	52.324.737
				- A0085 Universidad Nacional Experimental Rafael María Baralt (UNERMB)	44.997.086	0	0	12.665.695	0	0	57.662.781
				- A0086 Universidad Nacional Experimental Simón Bolívar (USB)	202.612.151	0	0	41.790.631	0	0	244.402.782
				- A0087 Universidad Nacional Abierta (UNA)	80.934.336	0	0	20.801.442	0	0	101.735.778
				- A0088 Universidad Nacional Experimental de Guayana (UNEG)	35.002.193	0	0	12.037.285	0	0	47.039.478
				- A0089 Universidad Centroccidental Lisandro Alvarado (UCLA)	182.105.760	0	0	60.701.920	0	0	242.807.680
				- A0090 Universidad Pedagógica Experimental Libertador (UPEL)	323.929.433	0	0	114.171.556	0	0	438.100.989
				- A0091 Universidad Nacional Experimental de Los Llanos Occidentales Ezequiel Zamora (UNELLEZ)	112.820.184	0	0	37.606.728	0	0	150.426.912
				- A0092 Universidad Nacional Experimental del Táchira (UNET)	82.681.374	0	0	16.805.884	0	0	99.487.258
				- A0093 Universidad Central de Venezuela (UCV)	588.836.535	0	0	197.984.174	0	0	786.820.709
				- A0094 Universidad de Carabobo (UC)	397.459.848	0	0	111.830.794	0	0	509.290.642
				- A0095 Universidad Nacional Experimental Simón Rodríguez (UNESR)	145.222.311	0	0	29.245.015	0	0	174.467.326
				- A0096 Universidad Nacional Experimental Francisco de Miranda (UNEFM)	89.392.404	0	0	29.797.475	0	0	119.189.879
				- A0186 Universidad Nacional Experimental del Yaracuy (UNEY)	8.396.373	0	0	3.125.733	0	0	11.522.106
				- A0196 Universidad Nacional Experimental Politécnica de la Fuerza Armada Nacional (UNEFA)	47.412.192	0	0	18.894.477	0	0	66.306.669
				- A0208 Universidad Nacional Experimental Sur del Lago "Jesús María Semprúm" (UNESUR)	9.000.285	0	0	827.256	0	0	9.827.541
				- A0307 Fundación para el Servicio de Asistencia Médica Hospitalaria para estudiantes de Educación Superior (FAMES)	10.144.428	0	0	0	0	0	10.144.428
				- A0413 Fundación Poliedro de Caracas	6.282.419	0	0	0	0	0	6.282.419
				- A0415 Fundación Misión Sucre	110.327.177	0	0	21.036.907	0	0	131.364.084
				- A0427 Fundación Centro Internacional Miranda	1.920.886	0	0	0	0	0	1.920.886

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				- A0466 Fundación Dr. Alejandro Próspero Reverend	32.082.248	0	0	0	0	0	32.082.248
				- A0912 Universidad Nacional Experimental Marítima del Caribe (UNEMC)	14.273.575	0	0	4.453.961	0	0	18.727.536
				- A0925 Instituto Universitario de Tecnología del Estado Bolívar	12.775.243	0	0	7.092.519	0	0	19.867.762
				- A0942 Universidad Bolivariana de Venezuela (UBV)	90.149.671	0	0	36.156.205	0	0	126.305.876
				- A0943 Colegio Universitario Hotel Escuela de los Andes Venezolanos (CUHELAV)	1.950.000	0	0	0	0	0	1.950.000
				- A0952 Universidad Deportiva del Sur	7.558.973	0	0	10.638.211	0	0	18.197.184
				- A1315 Instituto Universitario Latinoamericano de Agroecología Paulo Freire (IALA)	1.908.968	0	0	565.617	0	0	2.474.585
				- A1322 Universidad Nacional Experimental de las Artes (UNEARTE)	12.062.839	0	0	4.829.797	0	0	16.892.636
				- A1350 Universidad Bolivariana de Trabajadores "Jesús Rivero"	75.000	0	0	375.000	0	0	450.000
				- A1364 Universidad Politécnica Territorial del Alto Apure Pedro Camejo	5.409.022	0	0	1.165.000	0	0	6.574.022
				- A1365 Universidad Politécnica Territorial del Estado Barinas José Félix Ribas	7.446.109	0	0	2.705.438	0	0	10.151.547
				- A1366 Universidad Politécnica Territorial de Barlovento Argelia Laya	6.304.762	0	0	1.449.758	0	0	7.754.520
				- A1367 Universidad Politécnica Territorial del Estado Lara Andrés Eloy Blanco	49.373.928	0	0	14.679.739	0	0	64.053.667
				- A1368 Universidad Politécnica Territorial del Norte del Táchira Manuela Saenz	3.410.203	0	0	832.000	0	0	4.242.203
				- A1369 Universidad Politécnica Territorial del Estado Aragua Federico Brito Figueroa	19.907.362	0	0	7.123.001	0	0	27.030.363
				- A1375 Universidad Militar Bolivariana de Venezuela (UMBV)	4.814.254	0	0	0	0	0	4.814.254
407	02	00	00	Transferencias y donaciones corrientes al exterior	2.367.864	0	0	0	0	0	2.367.864
407	02	01	00	Transferencias corrientes al exterior	2.367.864	0	0	0	0	0	2.367.864
407	02	01	04	Transferencias corrientes a organismos internacionales	2.367.864	0	0	0	0	0	2.367.864
				- I0161 Universidad Latinoamericana y del Caribe	1.500.000	0	0	0	0	0	1.500.000
				- I0210 Instituto Internacional para la Educación Superior en America Latina y el Caribe - UNESCO - IESAL	867.864	0	0	0	0	0	867.864
				Totales	**5.182.979.302**	**0**	**0**	**1.587.160.246**	**0**	**0**	**6.770.139.548**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 350002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**8.658.497**	**0**	**0**	**0**	**0**	**0**	**8.658.497**
402	01	00	00	Productos alimenticios y agropecuarios	1.428.730	0	0	0	0	0	1.428.730
402	01	01	00	Alimentos y bebidas para personas	1.408.730	0	0	0	0	0	1.408.730
402	01	03	00	Productos agrícolas y pecuarios	20.000	0	0	0	0	0	20.000
402	02	00	00	Productos de minas, canteras y yacimientos	20.000	0	0	0	0	0	20.000
402	02	05	00	Piedra, arcilla, arena y tierra	20.000	0	0	0	0	0	20.000
402	03	00	00	Textiles y vestuarios	215.000	0	0	0	0	0	215.000
402	03	01	00	Textiles	50.000	0	0	0	0	0	50.000
402	03	02	00	Prendas de vestir	145.000	0	0	0	0	0	145.000
402	03	03	00	Calzados	10.000	0	0	0	0	0	10.000
402	03	99	00	Otros productos textiles y vestuarios	10.000	0	0	0	0	0	10.000
402	04	00	00	Productos de cuero y caucho	325.000	0	0	0	0	0	325.000
402	04	03	00	Cauchos y tripas para vehículos	325.000	0	0	0	0	0	325.000
402	05	00	00	Productos de papel, cartón e impresos	1.404.500	0	0	0	0	0	1.404.500
402	05	01	00	Pulpa de madera, papel y cartón	350.000	0	0	0	0	0	350.000
402	05	02	00	Envases y cajas de papel y cartón	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	800.000	0	0	0	0	0	800.000
402	05	04	00	Libros, revistas y periódicos	90.000	0	0	0	0	0	90.000
402	05	05	00	Material de enseñanza	4.500	0	0	0	0	0	4.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	0	100.000
402	05	99	00	Otros productos de pulpa, papel y cartón	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	1.310.000	0	0	0	0	0	1.310.000
402	06	02	00	Abonos, plaguicidas y otros	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	850.000	0	0	0	0	0	850.000
402	06	04	00	Productos farmacéuticos y medicamentos	100.000	0	0	0	0	0	100.000
402	06	05	00	Productos de tocador	30.000	0	0	0	0	0	30.000
402	06	06	00	Combustibles y lubricantes	100.000	0	0	0	0	0	100.000
402	06	08	00	Productos plásticos	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 350002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	99	00	Otros productos de la industria química y conexos	20.000	0	0	0	0	0	20.000
402	07	00	00	Productos minerales no metálicos	40.000	0	0	0	0	0	40.000
402	07	01	00	Productos de barro, loza y porcelana	10.000	0	0	0	0	0	10.000
402	07	02	00	Vidrios y productos de vidrio	6.000	0	0	0	0	0	6.000
402	07	03	00	Productos de arcilla para construcción	16.000	0	0	0	0	0	16.000
402	07	04	00	Cemento, cal y yeso	8.000	0	0	0	0	0	8.000
402	08	00	00	Productos metálicos	995.000	0	0	0	0	0	995.000
402	08	01	00	Productos primarios de hierro y acero	20.000	0	0	0	0	0	20.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	200.000	0	0	0	0	0	200.000
402	08	04	00	Productos metálicos estructurales	20.000	0	0	0	0	0	20.000
402	08	07	00	Material de señalamiento	15.000	0	0	0	0	0	15.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	600.000	0	0	0	0	0	600.000
402	08	10	00	Repuestos y accesorios para otros equipos	120.000	0	0	0	0	0	120.000
402	08	99	00	Otros productos metálicos	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	2.620.267	0	0	0	0	0	2.620.267
402	10	01	00	Artículos de deporte, recreación y juguetes	80.000	0	0	0	0	0	80.000
402	10	02	00	Materiales y útiles de limpieza y aseo	320.000	0	0	0	0	0	320.000
402	10	03	00	Utensilios de cocina y comedor	40.000	0	0	0	0	0	40.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	950.000	0	0	0	0	0	950.000
402	10	06	00	Condecoraciones, ofrendas y similares	55.267	0	0	0	0	0	55.267
402	10	07	00	Productos de seguridad en el trabajo	80.000	0	0	0	0	0	80.000
402	10	08	00	Materiales para equipos de computación	800.000	0	0	0	0	0	800.000
402	10	11	00	Materiales eléctricos	200.000	0	0	0	0	0	200.000
402	10	12	00	Materiales para instalaciones sanitarias	30.000	0	0	0	0	0	30.000
402	10	99	00	Otros productos y útiles diversos	60.000	0	0	0	0	0	60.000
402	99	00	00	Otros materiales y suministros	300.000	0	0	0	0	0	300.000
402	99	01	00	Otros materiales y suministros	300.000	0	0	0	0	0	300.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 350002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**16.524.047**	**0**	**0**	**0**	**0**	**0**	**16.524.047**
403	02	00	00	Alquileres de maquinaria y equipos	240.000	0	0	0	0	0	240.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	240.000	0	0	0	0	0	240.000
403	04	00	00	Servicios básicos	3.212.300	0	0	0	0	0	3.212.300
403	04	01	00	Electricidad	24.000	0	0	0	0	0	24.000
403	04	04	00	Teléfonos	1.340.000	0	0	0	0	0	1.340.000
403	04	05	00	Servicio de comunicaciones	943.300	0	0	0	0	0	943.300
403	04	06	00	Servicio de aseo urbano y domiciliario	260.000	0	0	0	0	0	260.000
403	04	07	00	Servicio de condominio	645.000	0	0	0	0	0	645.000
403	06	00	00	Servicios de transporte y almacenaje	461.440	0	0	0	0	0	461.440
403	06	01	00	Fletes y embalajes	40.000	0	0	0	0	0	40.000
403	06	02	00	Almacenaje	10.000	0	0	0	0	0	10.000
403	06	03	00	Estacionamiento	1.200	0	0	0	0	0	1.200
403	06	04	00	Peaje	240	0	0	0	0	0	240
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	410.000	0	0	0	0	0	410.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.990.408	0	0	0	0	0	3.990.408
403	07	01	00	Publicidad y propaganda	445.000	0	0	0	0	0	445.000
403	07	02	00	Imprenta y reproducción	200.108	0	0	0	0	0	200.108
403	07	03	00	Relaciones sociales	3.225.300	0	0	0	0	0	3.225.300
403	07	04	00	Avisos	120.000	0	0	0	0	0	120.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	953.000	0	0	0	0	0	953.000
403	08	01	00	Primas y gastos de seguros	950.000	0	0	0	0	0	950.000
403	08	02	00	Comisiones y gastos bancarios	3.000	0	0	0	0	0	3.000
403	09	00	00	Viáticos y pasajes	976.500	0	0	0	0	0	976.500
403	09	01	00	Viáticos y pasajes dentro del pais	976.500	0	0	0	0	0	976.500
403	10	00	00	Servicios profesionales y técnicos	1.564.916	0	0	0	0	0	1.564.916
403	10	01	00	Servicios jurídicos	26.000	0	0	0	0	0	26.000
403	10	03	00	Servicios de procesamiento de datos	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 350002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	09	00	Servicios de lavandería y tintorería	22.916	0	0	0	0	0	22.916
403	10	99	00	Otros servicios profesionales y técnicos	1.416.000	0	0	0	0	0	1.416.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.025.000	0	0	0	0	0	1.025.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	800.000	0	0	0	0	0	800.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	20.000	0	0	0	0	0	20.000
403	12	00	00	Conservación y reparaciones menores de obras	250.000	0	0	0	0	0	250.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	250.000	0	0	0	0	0	250.000
403	15	00	00	Servicios fiscales	50.000	0	0	0	0	0	50.000
403	15	01	00	Derechos de importación y servicios aduaneros	50.000	0	0	0	0	0	50.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	742.530	0	0	0	0	0	742.530
403	16	01	00	Servicios de diversión, esparcimiento y culturales	742.530	0	0	0	0	0	742.530
403	18	00	00	Impuestos indirectos	2.807.953	0	0	0	0	0	2.807.953
403	18	01	00	Impuesto al valor agregado	2.807.953	0	0	0	0	0	2.807.953
403	99	00	00	Otros servicios no personales	250.000	0	0	0	0	0	250.000
403	99	01	00	Otros servicios no personales	250.000	0	0	0	0	0	250.000
404	**00**	**00**	**00**	**Activos reales**	**3.115.000**	**0**	**0**	**0**	**0**	**0**	**3.115.000**
404	01	00	00	Repuestos y reparaciones mayores	340.000	0	0	0	0	0	340.000
404	01	01	00	Repuestos mayores	40.000	0	0	0	0	0	40.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	40.000	0	0	0	0	0	40.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	300.000	0	0	0	0	0	300.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	300.000	0	0	0	0	0	300.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	480.000	0	0	0	0	0	480.000
404	03	01	00	Maquinaria y demás equipos de construcción y mantenimiento	30.000	0	0	0	0	0	30.000
404	03	02	00	Maquinaria y equipos para mantenimiento de automotores	50.000	0	0	0	0	0	50.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	400.000	0	0	0	0	0	400.000
404	04	00	00	Equipos de transporte, tracción y elevación	1.250.000	0	0	0	0	0	1.250.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 350002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	04	01	00	Vehiculos automotores terrestres	1.200.000	0	0	0	0	0	1.200.000
404	04	05	00	Vehículos de tracción no motorizados	50.000	0	0	0	0	0	50.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	120.000	0	0	0	0	0	120.000
404	05	01	00	Equipos de telecomunicaciones	120.000	0	0	0	0	0	120.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	125.000	0	0	0	0	0	125.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	75.000	0	0	0	0	0	75.000
404	07	06	00	Instrumentos musicales y equipos de audio	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	600.000	0	0	0	0	0	600.000
404	09	01	00	Mobiliario y equipos de oficina	400.000	0	0	0	0	0	400.000
404	09	02	00	Equipos de computación	50.000	0	0	0	0	0	50.000
404	09	03	00	Mobiliario y equipos de alojamiento	150.000	0	0	0	0	0	150.000
404	99	00	00	Otros activos reales	200.000	0	0	0	0	0	200.000
404	99	01	00	Otros activos reales	200.000	0	0	0	0	0	200.000
411	**00**	**00**	**00**	**Disminución de pasivos**	**600.000**	**0**	**0**	**0**	**0**	**0**	**600.000**
411	11	00	00	Obligaciones de ejercicios anteriores	600.000	0	0	0	0	0	600.000
411	11	04	00	Compromisos pendientes de ejercicios anteriores	600.000	0	0	0	0	0	600.000
				Totales	**28.897.544**	**0**	**0**	**0**	**0**	**0**	**28.897.544**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 350002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**38.497.864**	**0**	**0**	**0**	**0**	**0**	**38.497.864**
407	01	00	00	Transferencias y donaciones corrientes internas	36.130.000	0	0	0	0	0	36.130.000
407	01	01	00	Transferencias corrientes internas al sector privado	34.130.000	0	0	0	0	0	34.130.000
407	01	01	70	Subsidios educacionales al sector privado	34.130.000	0	0	0	0	0	34.130.000
407	01	02	00	Donaciones corrientes internas al sector privado	2.000.000	0	0	0	0	0	2.000.000
407	01	02	01	Donaciones corrientes a personas	2.000.000	0	0	0	0	0	2.000.000
407	02	00	00	Transferencias y donaciones corrientes al exterior	2.367.864	0	0	0	0	0	2.367.864
407	02	01	00	Transferencias corrientes al exterior	2.367.864	0	0	0	0	0	2.367.864
407	02	01	04	Transferencias corrientes a organismos internacionales	2.367.864	0	0	0	0	0	2.367.864
				Totales	**38.497.864**	**0**	**0**	**0**	**0**	**0**	**38.497.864**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 350002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**5.146.481.438**	**0**	**0**	**1.587.160.246**	**0**	**0**	**6.733.641.684**
407	01	00	00	Transferencias y donaciones corrientes internas	5.146.481.438	0	0	1.587.160.246	0	0	6.733.641.684
407	01	03	00	Transferencias corrientes internas al sector público	5.146.481.438	0	0	1.587.160.246	0	0	6.733.641.684
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	5.146.481.438	0	0	1.587.160.246	0	0	6.733.641.684
				Totales	**5.146.481.438**	**0**	**0**	**1.587.160.246**	**0**	**0**	**6.733.641.684**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**289.443**	**0**	**0**	**0**	**0**	**0**	**289.443**
407	01	00	00	Transferencias y donaciones corrientes internas	289.443	0	0	0	0	0	289.443
407	01	01	00	Transferencias corrientes internas al sector privado	289.443	0	0	0	0	0	289.443
407	01	01	01	Pensiones del personal empleado, obrero y militar	35.490	0	0	0	0	0	35.490
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	196.970	0	0	0	0	0	196.970
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	7.740	0	0	0	0	0	7.740
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	49.243	0	0	0	0	0	49.243
				Totales	**289.443**	**0**	**0**	**0**	**0**	**0**	**289.443**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 350003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**289.443**	**0**	**0**	**0**	**0**	**0**	**289.443**
407	01	00	00	Transferencias y donaciones corrientes internas	289.443	0	0	0	0	0	289.443
407	01	01	00	Transferencias corrientes internas al sector privado	289.443	0	0	0	0	0	289.443
407	01	01	01	Pensiones del personal empleado, obrero y militar	35.490	0	0	0	0	0	35.490
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	196.970	0	0	0	0	0	196.970
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	7.740	0	0	0	0	0	7.740
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	49.243	0	0	0	0	0	49.243
				Totales	**289.443**	**0**	**0**	**0**	**0**	**0**	**289.443**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.370.000**	**0**	**0**	**0**	**0**	**0**	**2.370.000**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	0	200.000
402	03	00	00	Textiles y vestuarios	400.000	0	0	0	0	0	400.000
402	03	01	00	Textiles	150.000	0	0	0	0	0	150.000
402	03	02	00	Prendas de vestir	200.000	0	0	0	0	0	200.000
402	03	03	00	Calzados	40.000	0	0	0	0	0	40.000
402	03	99	00	Otros productos textiles y vestuarios	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	560.000	0	0	0	0	0	560.000
402	06	02	00	Abonos, plaguicidas y otros	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	100.000	0	0	0	0	0	100.000
402	06	04	00	Productos farmacéuticos y medicamentos	200.000	0	0	0	0	0	200.000
402	06	05	00	Productos de tocador	250.000	0	0	0	0	0	250.000
402	10	00	00	Productos varios y útiles diversos	1.190.000	0	0	0	0	0	1.190.000
402	10	01	00	Artículos de deporte, recreación y juguetes	200.000	0	0	0	0	0	200.000
402	10	02	00	Materiales y útiles de limpieza y aseo	500.000	0	0	0	0	0	500.000
402	10	03	00	Utensilios de cocina y comedor	50.000	0	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	0	100.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	07	00	Productos de seguridad en el trabajo	20.000	0	0	0	0	0	20.000
402	10	11	00	Materiales eléctricos	100.000	0	0	0	0	0	100.000
402	10	12	00	Materiales para instalaciones sanitarias	200.000	0	0	0	0	0	200.000
402	10	99	00	Otros productos y útiles diversos	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
402	99	01	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.140.400**	**0**	**0**	**0**	**0**	**0**	**3.140.400**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.000.000	0	0	0	0	0	1.000.000
403	07	03	00	Relaciones sociales	1.000.000	0	0	0	0	0	1.000.000
403	10	00	00	Servicios profesionales y técnicos	1.500.000	0	0	0	0	0	1.500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.500.000	0	0	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	590.400	0	0	0	0	0	590.400
403	18	01	00	Impuesto al valor agregado	590.400	0	0	0	0	0	590.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.150.000**	**0**	**0**	**0**	**0**	**0**	**2.150.000**
407	01	00	00	Transferencias y donaciones corrientes internas	2.150.000	0	0	0	0	0	2.150.000
407	01	02	00	Donaciones corrientes internas al sector privado	2.150.000	0	0	0	0	0	2.150.000
407	01	02	01	Donaciones corrientes a personas	2.150.000	0	0	0	0	0	2.150.000
				Totales	**7.660.400**	**0**	**0**	**0**	**0**	**0**	**7.660.400**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 350007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.370.000**	**0**	**0**	**0**	**0**	**0**	**2.370.000**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	200.000	0	0	0	0	0	200.000
402	03	00	00	Textiles y vestuarios	400.000	0	0	0	0	0	400.000
402	03	01	00	Textiles	150.000	0	0	0	0	0	150.000
402	03	02	00	Prendas de vestir	200.000	0	0	0	0	0	200.000
402	03	03	00	Calzados	40.000	0	0	0	0	0	40.000
402	03	99	00	Otros productos textiles y vestuarios	10.000	0	0	0	0	0	10.000
402	06	00	00	Productos químicos y derivados	560.000	0	0	0	0	0	560.000
402	06	02	00	Abonos, plaguicidas y otros	10.000	0	0	0	0	0	10.000
402	06	03	00	Tintas, pinturas y colorantes	100.000	0	0	0	0	0	100.000
402	06	04	00	Productos farmacéuticos y medicamentos	200.000	0	0	0	0	0	200.000
402	06	05	00	Productos de tocador	250.000	0	0	0	0	0	250.000
402	10	00	00	Productos varios y útiles diversos	1.190.000	0	0	0	0	0	1.190.000
402	10	01	00	Artículos de deporte, recreación y juguetes	200.000	0	0	0	0	0	200.000
402	10	02	00	Materiales y útiles de limpieza y aseo	500.000	0	0	0	0	0	500.000
402	10	03	00	Utensilios de cocina y comedor	50.000	0	0	0	0	0	50.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	0	100.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	07	00	Productos de seguridad en el trabajo	20.000	0	0	0	0	0	20.000
402	10	11	00	Materiales eléctricos	100.000	0	0	0	0	0	100.000
402	10	12	00	Materiales para instalaciones sanitarias	200.000	0	0	0	0	0	200.000
402	10	99	00	Otros productos y útiles diversos	10.000	0	0	0	0	0	10.000
402	99	00	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
402	99	01	00	Otros materiales y suministros	20.000	0	0	0	0	0	20.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.140.400**	**0**	**0**	**0**	**0**	**0**	**3.140.400**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.000.000	0	0	0	0	0	1.000.000
403	07	03	00	Relaciones sociales	1.000.000	0	0	0	0	0	1.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA EDUCACIÓN UNIVERSITARIA **ACCIÓN CENTRALIZADA:** 350007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 350007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	00	00	Servicios profesionales y técnicos	1.500.000	0	0	0	0	0	1.500.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.500.000	0	0	0	0	0	1.500.000
403	18	00	00	Impuestos indirectos	590.400	0	0	0	0	0	590.400
403	18	01	00	Impuesto al valor agregado	590.400	0	0	0	0	0	590.400
403	99	00	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
403	99	01	00	Otros servicios no personales	50.000	0	0	0	0	0	50.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.150.000**	**0**	**0**	**0**	**0**	**0**	**2.150.000**
407	01	00	00	Transferencias y donaciones corrientes internas	2.150.000	0	0	0	0	0	2.150.000
407	01	02	00	Donaciones corrientes internas al sector privado	2.150.000	0	0	0	0	0	2.150.000
407	01	02	01	Donaciones corrientes a personas	2.150.000	0	0	0	0	0	2.150.000
				Totales	**7.660.400**	**0**	**0**	**0**	**0**	**0**	**7.660.400**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**210.157.174**	**0**	**0**	**0**	**0**	**0**	**210.157.174**
401	01	00	00	Sueldos, salarios y otras retribuciones	39.451.136	0	0	0	0	0	39.451.136
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.745.033	0	0	0	0	0	1.745.033
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.688.842	0	0	0	0	0	4.688.842
401	01	18	00	Remuneraciones al personal contratado	30.704.801	0	0	0	0	0	30.704.801
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.422.000	0	0	0	0	0	1.422.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	890.460	0	0	0	0	0	890.460
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	6.378.228	0	0	0	0	0	6.378.228
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	403.298	0	0	0	0	0	403.298
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	5.776.890	0	0	0	0	0	5.776.890
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	198.040	0	0	0	0	0	198.040
401	03	00	00	Primas	10.124.450	0	0	0	0	0	10.124.450
401	03	08	00	Primas de profesionalización a empleados	230.526	0	0	0	0	0	230.526
401	03	09	00	Primas por antigüedad a empleados	578.573	0	0	0	0	0	578.573
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	5.076.472	0	0	0	0	0	5.076.472
401	03	16	00	Primas por mérito a obreros	396	0	0	0	0	0	396
401	03	21	00	Primas por antigüedad a obreros	1.287.060	0	0	0	0	0	1.287.060
401	03	22	00	Primas de profesionalización a obreros	33.512	0	0	0	0	0	33.512
401	03	40	00	Primas de profesionalización al personal contratado	748.981	0	0	0	0	0	748.981
401	03	41	00	Primas por antigüedad al personal contratado	2.023.570	0	0	0	0	0	2.023.570
401	03	97	00	Otras primas a empleados	26.560	0	0	0	0	0	26.560
401	03	98	00	Otras primas a obreros	118.800	0	0	0	0	0	118.800
401	04	00	00	Complementos de sueldos y salarios	29.615.902	0	0	0	0	0	29.615.902
401	04	02	00	Complemento a empleados por trabajo nocturno	7.363	0	0	0	0	0	7.363
401	04	05	00	Complemento a empleados por gastos de representación	1.920	0	0	0	0	0	1.920
401	04	06	00	Complemento a empleados por comisión de servicios	311.442	0	0	0	0	0	311.442
401	04	08	00	Bono compensatorio de alimentación a empleados	2.118.480	0	0	0	0	0	2.118.480
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	584.256	0	0	0	0	0	584.256
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	320.736	0	0	0	0	0	320.736
401	04	18	00	Bono compensatorio de alimentación a obreros	4.848.480	0	0	0	0	0	4.848.480
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre	741.750	0	0	0	0	0	741.750

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares: Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				tiempo							
401	04	26	00	Bono compensatorio de alimentación al personal contratado	13.671.840	0	0	0	0	0	13.671.840
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	279.216	0	0	0	0	0	279.216
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	808.080	0	0	0	0	0	808.080
401	04	96	00	Otros complementos a empleados	2.513.586	0	0	0	0	0	2.513.586
401	04	97	00	Otros complementos a obreros	2.225.208	0	0	0	0	0	2.225.208
401	04	98	00	Otros complementos al personal contratado	1.183.545	0	0	0	0	0	1.183.545
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	6.596.779	0	0	0	0	0	6.596.779
401	05	01	00	Aguinaldos a empleados	256.632	0	0	0	0	0	256.632
401	05	03	00	Bono vacacional a empleados	1.075.547	0	0	0	0	0	1.075.547
401	05	06	00	Bono vacacional a obreros	1.449.840	0	0	0	0	0	1.449.840
401	05	08	00	Bono vacacional al personal contratado	3.299.108	0	0	0	0	0	3.299.108
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	515.652	0	0	0	0	0	515.652
401	06	00	00	Aportes patronales y legales	8.667.711	0	0	0	0	0	8.667.711
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	720.870	0	0	0	0	0	720.870
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	260.314	0	0	0	0	0	260.314
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	160.193	0	0	0	0	0	160.193
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	173.539	0	0	0	0	0	173.539
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	932.472	0	0	0	0	0	932.472
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	336.732	0	0	0	0	0	336.732
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	207.216	0	0	0	0	0	207.216
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	224.484	0	0	0	0	0	224.484
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.728.204	0	0	0	0	0	2.728.204
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	657.030	0	0	0	0	0	657.030
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	347.724	0	0	0	0	0	347.724
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	125.568	0	0	0	0	0	125.568
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	83.172	0	0	0	0	0	83.172
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	77.268	0	0	0	0	0	77.268
401	06	95	00	Otros aportes legales por personal contratado	1.632.925	0	0	0	0	0	1.632.925
401	07	00	00	Asistencia socio-económica	92.934.783	0	0	0	0	0	92.934.783

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	01	00	Capacitación y adiestramiento a empleados	48.000	0	0	0	0	0	48.000
401	07	02	00	Becas a empleados	78.000	0	0	0	0	0	78.000
401	07	03	00	Ayudas por matrimonio a empleados	24.000	0	0	0	0	0	24.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	24.000	0	0	0	0	0	24.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	814.800	0	0	0	0	0	814.800
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.561.897	0	0	0	0	0	1.561.897
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	5.820.000	0	0	0	0	0	5.820.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	270.129	0	0	0	0	0	270.129
401	07	10	00	Dotación de uniformes a empleados	1.340.000	0	0	0	0	0	1.340.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	136.295	0	0	0	0	0	136.295
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	116.757	0	0	0	0	0	116.757
401	07	17	00	Capacitación y adiestramiento a obreros	72.000	0	0	0	0	0	72.000
401	07	18	00	Becas a obreros	259.200	0	0	0	0	0	259.200
401	07	19	00	Ayudas por matrimonio de obreros	12.000	0	0	0	0	0	12.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	36.000	0	0	0	0	0	36.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.864.800	0	0	0	0	0	1.864.800
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.020.356	0	0	0	0	0	2.020.356
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	13.320.000	0	0	0	0	0	13.320.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	647.528	0	0	0	0	0	647.528
401	07	26	00	Dotación de uniformes a obreros	2.560.000	0	0	0	0	0	2.560.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	395.943	0	0	0	0	0	395.943
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	540.000	0	0	0	0	0	540.000
401	07	33	00	Asistencia socio-económica al personal contratado	51.946.330	0	0	0	0	0	51.946.330
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	24.000	0	0	0	0	0	24.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	24.000	0	0	0	0	0	24.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	24.000	0	0	0	0	0	24.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	311.340	0	0	0	0	0	311.340
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	753.408	0	0	0	0	0	753.408
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.220.000	0	0	0	0	0	2.220.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	277.500	0	0	0	0	0	277.500
401	07	96	00	Otras subvenciones a empleados	1.727.500	0	0	0	0	0	1.727.500
401	07	97	00	Otras subvenciones a obreros	3.665.000	0	0	0	0	0	3.665.000
401	08	00	00	Prestaciones sociales e indemnizaciones	16.388.185	0	0	0	0	0	16.388.185
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.226.887	0	0	0	0	0	2.226.887
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.877.180	0	0	0	0	0	2.877.180
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	9.999.878	0	0	0	0	0	9.999.878
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.284.240	0	0	0	0	0	1.284.240
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**21.765.156**	**0**	**0**	**0**	**0**	**0**	**21.765.156**
402	01	00	00	Productos alimenticios y agropecuarios	4.232.000	0	0	0	0	0	4.232.000
402	01	01	00	Alimentos y bebidas para personas	4.230.000	0	0	0	0	0	4.230.000
402	01	03	00	Productos agrícolas y pecuarios	2.000	0	0	0	0	0	2.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.000	0	0	0	0	0	1.000
402	02	05	00	Piedra, arcilla, arena y tierra	1.000	0	0	0	0	0	1.000
402	03	00	00	Textiles y vestuarios	677.300	0	0	0	0	0	677.300
402	03	01	00	Textiles	27.300	0	0	0	0	0	27.300
402	03	02	00	Prendas de vestir	600.000	0	0	0	0	0	600.000
402	03	03	00	Calzados	50.000	0	0	0	0	0	50.000
402	04	00	00	Productos de cuero y caucho	179.160	0	0	0	0	0	179.160
402	04	03	00	Cauchos y tripas para vehículos	179.160	0	0	0	0	0	179.160
402	05	00	00	Productos de papel, cartón e impresos	2.215.330	0	0	0	0	0	2.215.330
402	05	01	00	Pulpa de madera, papel y cartón	1.065.000	0	0	0	0	0	1.065.000
402	05	02	00	Envases y cajas de papel y cartón	7.000	0	0	0	0	0	7.000
402	05	03	00	Productos de papel y cartón para oficina	737.000	0	0	0	0	0	737.000
402	05	04	00	Libros, revistas y periódicos	284.830	0	0	0	0	0	284.830
402	05	05	00	Material de enseñanza	101.500	0	0	0	0	0	101.500
402	05	06	00	Productos de papel y cartón para computación	10.500	0	0	0	0	0	10.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	9.500	0	0	0	0	0	9.500
402	06	00	00	Productos químicos y derivados	914.242	0	0	0	0	0	914.242
402	06	01	00	Sustancias químicas y de uso industrial	1.000	0	0	0	0	0	1.000
402	06	02	00	Abonos, plaguicidas y otros	1.000	0	0	0	0	0	1.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	520.000	0	0	0	0	0	520.000
402	06	04	00	Productos farmacéuticos y medicamentos	67.000	0	0	0	0	0	67.000
402	06	05	00	Productos de tocador	10.120	0	0	0	0	0	10.120
402	06	06	00	Combustibles y lubricantes	62.000	0	0	0	0	0	62.000
402	06	07	00	Productos diversos derivados del petróleo y del carbón	248.122	0	0	0	0	0	248.122
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	07	00	00	Productos minerales no metálicos	23.000	0	0	0	0	0	23.000
402	07	02	00	Vidrios y productos de vidrio	16.000	0	0	0	0	0	16.000
402	07	04	00	Cemento, cal y yeso	7.000	0	0	0	0	0	7.000
402	08	00	00	Productos metálicos	1.163.500	0	0	0	0	0	1.163.500
402	08	01	00	Productos primarios de hierro y acero	15.000	0	0	0	0	0	15.000
402	08	02	00	Productos de metales no ferrosos	7.500	0	0	0	0	0	7.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	520.000	0	0	0	0	0	520.000
402	08	04	00	Productos metálicos estructurales	1.000	0	0	0	0	0	1.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	600.000	0	0	0	0	0	600.000
402	08	10	00	Repuestos y accesorios para otros equipos	20.000	0	0	0	0	0	20.000
402	09	00	00	Productos de madera	400	0	0	0	0	0	400
402	09	02	00	Muebles y accesorios de madera para edificaciones	400	0	0	0	0	0	400
402	10	00	00	Productos varios y útiles diversos	10.029.224	0	0	0	0	0	10.029.224
402	10	01	00	Artículos de deporte, recreación y juguetes	40.000	0	0	0	0	0	40.000
402	10	02	00	Materiales y útiles de limpieza y aseo	150.000	0	0	0	0	0	150.000
402	10	03	00	Utensilios de cocina y comedor	16.300	0	0	0	0	0	16.300
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000	0	0	0	0	0	2.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.042.000	0	0	0	0	0	1.042.000
402	10	06	00	Condecoraciones, ofrendas y similares	80.000	0	0	0	0	0	80.000
402	10	07	00	Productos de seguridad en el trabajo	130.900	0	0	0	0	0	130.900
402	10	08	00	Materiales para equipos de computación	3.405.000	0	0	0	0	0	3.405.000
402	10	11	00	Materiales eléctricos	676.743	0	0	0	0	0	676.743
402	10	12	00	Materiales para instalaciones sanitarias	50.563	0	0	0	0	0	50.563
402	10	13	00	Materiales fotográficos	520.025	0	0	0	0	0	520.025
402	10	99	00	Otros productos y útiles diversos	3.915.693	0	0	0	0	0	3.915.693

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	99	00	00	Otros materiales y suministros	2.330.000	0	0	0	0	0	2.330.000
402	99	01	00	Otros materiales y suministros	2.330.000	0	0	0	0	0	2.330.000
403	**00**	**00**	**00**	**Servicios no personales**	**73.890.074**	**0**	**0**	**0**	**0**	**0**	**73.890.074**
403	01	00	00	Alquileres de inmuebles	56.000	0	0	0	0	0	56.000
403	01	01	00	Alquileres de edificios y locales	56.000	0	0	0	0	0	56.000
403	02	00	00	Alquileres de maquinaria y equipos	4.700.000	0	0	0	0	0	4.700.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	2.400.000	0	0	0	0	0	2.400.000
403	02	99	00	Alquileres de otras maquinaria y equipos	2.300.000	0	0	0	0	0	2.300.000
403	04	00	00	Servicios básicos	10.088.102	0	0	0	0	0	10.088.102
403	04	01	00	Electricidad	105.002	0	0	0	0	0	105.002
403	04	03	00	Agua	162.002	0	0	0	0	0	162.002
403	04	04	00	Teléfonos	4.055.002	0	0	0	0	0	4.055.002
403	04	05	00	Servicio de comunicaciones	5.690.000	0	0	0	0	0	5.690.000
403	04	06	00	Servicio de aseo urbano y domiciliario	11.196	0	0	0	0	0	11.196
403	04	07	00	Servicio de condominio	64.900	0	0	0	0	0	64.900
403	06	00	00	Servicios de transporte y almacenaje	883.746	0	0	0	0	0	883.746
403	06	01	00	Fletes y embalajes	640.862	0	0	0	0	0	640.862
403	06	03	00	Estacionamiento	65.200	0	0	0	0	0	65.200
403	06	04	00	Peaje	4.100	0	0	0	0	0	4.100
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	173.584	0	0	0	0	0	173.584
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.517.634	0	0	0	0	0	15.517.634
403	07	01	00	Publicidad y propaganda	11.045.000	0	0	0	0	0	11.045.000
403	07	02	00	Imprenta y reproducción	3.545.000	0	0	0	0	0	3.545.000
403	07	03	00	Relaciones sociales	927.634	0	0	0	0	0	927.634
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.500.000	0	0	0	0	0	3.500.000
403	08	01	00	Primas y gastos de seguros	1.500.000	0	0	0	0	0	1.500.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	2.000.000	0	0	0	0	0	2.000.000
403	09	00	00	Viáticos y pasajes	9.453.395	0	0	0	0	0	9.453.395
403	09	01	00	Viáticos y pasajes dentro del país	4.453.395	0	0	0	0	0	4.453.395
403	09	02	00	Viáticos y pasajes fuera del país	5.000.000	0	0	0	0	0	5.000.000
403	10	00	00	Servicios profesionales y técnicos	13.064.338	0	0	0	0	0	13.064.338

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	420.000	0	0	0	0	0	420.000
403	10	09	00	Servicios de lavandería y tintorería	56.200	0	0	0	0	0	56.200
403	10	11	00	Servicios para la elaboración y suministro de comida	2.585.000	0	0	0	0	0	2.585.000
403	10	99	00	Otros servicios profesionales y técnicos	10.003.138	0	0	0	0	0	10.003.138
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.314.704	0	0	0	0	0	2.314.704
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.770.000	0	0	0	0	0	1.770.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	110.000	0	0	0	0	0	110.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	273.830	0	0	0	0	0	273.830
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	160.874	0	0	0	0	0	160.874
403	12	00	00	Conservación y reparaciones menores de obras	600.000	0	0	0	0	0	600.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	600.000	0	0	0	0	0	600.000
403	15	00	00	Servicios fiscales	914.603	0	0	0	0	0	914.603
403	15	02	00	Tasas y otros derechos obligatorios	914.603	0	0	0	0	0	914.603
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.460.000	0	0	0	0	0	1.460.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.460.000	0	0	0	0	0	1.460.000
403	18	00	00	Impuestos indirectos	10.837.552	0	0	0	0	0	10.837.552
403	18	01	00	Impuesto al valor agregado	10.837.552	0	0	0	0	0	10.837.552
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	500.000	0	0	0	0	0	500.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	500.000	0	0	0	0	0	500.000
404	**00**	**00**	**00**	**Activos reales**	**7.296.176**	**0**	**0**	**0**	**0**	**0**	**7.296.176**
404	01	00	00	Repuestos y reparaciones mayores	1.154.900	0	0	0	0	0	1.154.900
404	01	01	00	Repuestos mayores	124.900	0	0	0	0	0	124.900
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	40.000	0	0	0	0	0	40.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	40.000	0	0	0	0	0	40.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	14.900	0	0	0	0	0	14.900
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.030.000	0	0	0	0	0	1.030.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	595.214	0	0	0	0	0	595.214

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	507.000	0	0	0	0	0	507.000
404	03	05	00	Maquinaria y equipos industriales y de taller	63.170	0	0	0	0	0	63.170
404	03	06	00	Maquinaria y equipos de energía	10.000	0	0	0	0	0	10.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	15.044	0	0	0	0	0	15.044
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.169.500	0	0	0	0	0	1.169.500
404	05	01	00	Equipos de telecomunicaciones	1.169.500	0	0	0	0	0	1.169.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.959.000	0	0	0	0	0	3.959.000
404	09	01	00	Mobiliario y equipos de oficina	1.099.000	0	0	0	0	0	1.099.000
404	09	02	00	Equipos de computación	1.060.000	0	0	0	0	0	1.060.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.000.000	0	0	0	0	0	1.000.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	800.000	0	0	0	0	0	800.000
404	99	00	00	Otros activos reales	417.562	0	0	0	0	0	417.562
404	99	01	00	Otros activos reales	417.562	0	0	0	0	0	417.562
407	**00**	**00**	**00**	**Transferencias y donaciones**	**451.072.915**	**0**	**0**	**0**	**0**	**0**	**451.072.915**
407	01	00	00	Transferencias y donaciones corrientes internas	451.072.915	0	0	0	0	0	451.072.915
407	01	01	00	Transferencias corrientes internas al sector privado	16.641.205	0	0	0	0	0	16.641.205
407	01	01	01	Pensiones del personal empleado, obrero y militar	534.480	0	0	0	0	0	534.480
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.793.644	0	0	0	0	0	2.793.644
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	133.618	0	0	0	0	0	133.618
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	96.205	0	0	0	0	0	96.205
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.620.000	0	0	0	0	0	1.620.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	434.710	0	0	0	0	0	434.710
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	673.572	0	0	0	0	0	673.572
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	484.976	0	0	0	0	0	484.976
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	7.500.000	0	0	0	0	0	7.500.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.370.000	0	0	0	0	0	2.370.000
407	01	02	00	Donaciones corrientes internas al sector privado	4.276.855	0	0	0	0	0	4.276.855
407	01	02	01	Donaciones corrientes a personas	4.276.855	0	0	0	0	0	4.276.855
407	01	03	00	Transferencias corrientes internas al sector público	430.154.855	0	0	0	0	0	430.154.855
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	73.404.855	0	0	0	0	0	73.404.855

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	356.750.000	0	0	0	0	0	356.750.000
				Totales	**764.181.495**	**0**	**0**	**0**	**0**	**0**	**764.181.495**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114724 360051000 DESARROLLO Y DIFUSIÓN DE CAMPAÑAS COMUNICACIONALES E INFORMATIVAS EN APOYO A LA GESTIÓN DEL GOBIERNO BOLIVARIANO

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS QUE PERMITAN DISMINUIR LA CONTRAOFENSIVA COMUNICACIONAL Y FORTALECER EL POSICIONAMIENTO DE GESTIÓN COMUNICACIONAL.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 90

RESPONSABLE/EJECUTOR: ESTRATEGIA COMUNICACIONAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.055.502**	**0**	**0**	**0**	**0**	**0**	**1.055.502**
401	01	00	00	Sueldos, salarios y otras retribuciones	261.620	0	0	0	0	0	261.620
401	01	18	00	Remuneraciones al personal contratado	261.620	0	0	0	0	0	261.620
401	03	00	00	Primas	28.657	0	0	0	0	0	28.657
401	03	40	00	Primas de profesionalización al personal contratado	8.917	0	0	0	0	0	8.917
401	03	41	00	Primas por antigüedad al personal contratado	19.740	0	0	0	0	0	19.740
401	04	00	00	Complementos de sueldos y salarios	109.200	0	0	0	0	0	109.200
401	04	26	00	Bono compensatorio de alimentación al personal contratado	109.200	0	0	0	0	0	109.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	35.832	0	0	0	0	0	35.832
401	05	08	00	Bono vacacional al personal contratado	35.832	0	0	0	0	0	35.832
401	06	00	00	Aportes patronales y legales	45.161	0	0	0	0	0	45.161
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	24.115	0	0	0	0	0	24.115
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	5.806	0	0	0	0	0	5.806
401	06	95	00	Otros aportes legales por personal contratado	15.240	0	0	0	0	0	15.240
401	07	00	00	Asistencia socio-económica	501.235	0	0	0	0	0	501.235
401	07	33	00	Asistencia socio-económica al personal contratado	501.235	0	0	0	0	0	501.235
401	08	00	00	Prestaciones sociales e indemnizaciones	73.797	0	0	0	0	0	73.797
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	73.797	0	0	0	0	0	73.797
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**280.000**	**0**	**0**	**0**	**0**	**0**	**280.000**
402	10	00	00	Productos varios y útiles diversos	280.000	0	0	0	0	0	280.000
402	10	08	00	Materiales para equipos de computación	280.000	0	0	0	0	0	280.000
403	**00**	**00**	**00**	**Servicios no personales**	**16.861.600**	**0**	**0**	**0**	**0**	**0**	**16.861.600**
403	07	00	00	Servicios de información, impresión y relaciones públicas	14.500.000	0	0	0	0	0	14.500.000
403	07	01	00	Publicidad y propaganda	11.000.000	0	0	0	0	0	11.000.000
403	07	02	00	Imprenta y reproducción	3.500.000	0	0	0	0	0	3.500.000
403	09	00	00	Viáticos y pasajes	55.000	0	0	0	0	0	55.000
403	09	01	00	Viáticos y pasajes dentro del país	55.000	0	0	0	0	0	55.000
403	10	00	00	Servicios profesionales y técnicos	470.000	0	0	0	0	0	470.000
403	10	99	00	Otros servicios profesionales y técnicos	470.000	0	0	0	0	0	470.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 114724 360051000 DESARROLLO Y DIFUSIÓN DE CAMPAÑAS COMUNICACIONALES E INFORMATIVAS EN APOYO A LA GESTIÓN DEL GOBIERNO BOLIVARIANO

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS QUE PERMITAN DISMINUIR LA CONTRAOFENSIVA COMUNICACIONAL Y FORTALECER EL POSICIONAMIENTO DE GESTIÓN COMUNICACIONAL.

UNIDAD DE MEDIDA: CAMPAÑA

META: 90

RESPONSABLE/EJECUTOR: ESTRATEGIA COMUNICACIONAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	1.836.600	0	0	0	0	0	1.836.600
403	18	01	00	Impuesto al valor agregado	1.836.600	0	0	0	0	0	1.836.600
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.056.855**	**0**	**0**	**0**	**0**	**0**	**2.056.855**
407	01	00	00	Transferencias y donaciones corrientes internas	2.056.855	0	0	0	0	0	2.056.855
407	01	02	00	Donaciones corrientes internas al sector privado	2.056.855	0	0	0	0	0	2.056.855
407	01	02	01	Donaciones corrientes a personas	2.056.855	0	0	0	0	0	2.056.855
				Totales	**20.253.957**	**0**	**0**	**0**	**0**	**0**	**20.253.957**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 114724 360051000 DESARROLLO Y DIFUSIÓN DE CAMPAÑAS COMUNICACIONALES E INFORMATIVAS EN APOYO A LA GESTIÓN DEL GOBIERNO BOLIVARIANO

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS QUE PERMITAN DISMINUIR LA CONTRAOFENSIVA COMUNICACIONAL Y FORTALECER EL POSICIONAMIENTO DE GESTIÓN COMUNICACIONAL.

UNIDAD DE MEDIDA: CAMPAÑA

META: 90

RESPONSABLE/EJECUTOR: ESTRATEGIA COMUNICACIONAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 114724 360051000 DESARROLLO Y DIFUSIÓN DE CAMPAÑAS COMUNICACIONALES E INFORMATIVAS EN APOYO A LA GESTIÓN DEL GOBIERNO BOLIVARIANO

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS QUE PERMITAN DISMINUIR LA CONTRAOFENSIVA COMUNICACIONAL Y FORTALECER EL POSICIONAMIENTO DE GESTIÓN COMUNICACIONAL.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 90

RESPONSABLE/EJECUTOR: ESTRATEGIA COMUNICACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 360051001 DISEÑO Y PRODUCCIÓN DE CAMPAÑAS COMUNICACIONALES

UNIDAD DE MEDIDA: PIEZA **META:** 2.080

RESPONSABLE/EJECUTOR: DIRECCIÓN DE AUDIOVISUALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**61.600**	**0**	**0**	**0**	**0**	0	**61.600**
403	09	00	00	Viáticos y pasajes	55.000	0	0	0	0	0	55.000
403	09	01	00	Viáticos y pasajes dentro del país	55.000	0	0	0	0	0	55.000
403	18	00	00	Impuestos indirectos	6.600	0	0	0	0	0	6.600
403	18	01	00	Impuesto al valor agregado	6.600	0	0	0	0	0	6.600
				Totales	**61.600**	**0**	**0**	**0**	**0**	0	**61.600**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 114724 360051000 DESARROLLO Y DIFUSIÓN DE CAMPAÑAS COMUNICACIONALES E INFORMATIVAS EN APOYO A LA GESTIÓN DEL GOBIERNO BOLIVARIANO

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS QUE PERMITAN DISMINUIR LA CONTRAOFENSIVA COMUNICACIONAL Y FORTALECER EL POSICIONAMIENTO DE GESTIÓN COMUNICACIONAL.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 90

RESPONSABLE/EJECUTOR: ESTRATEGIA COMUNICACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 360051002 PLANIFICACIÓN, EJECUCIÓN Y CONTRATACIÓN DE PAUTAS EN MEDIOS DE COMUNICACIÓN Y OTROS.

UNIDAD DE MEDIDA: PAUTA **META:** 285.912

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PAUTAS PUBLICITARIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.055.502**	**0**	**0**	**0**	**0**	0	**1.055.502**
401	01	00	00	Sueldos, salarios y otras retribuciones	261.620	0	0	0	0	0	261.620
401	01	18	00	Remuneraciones al personal contratado	261.620	0	0	0	0	0	261.620
401	03	00	00	Primas	28.657	0	0	0	0	0	28.657
401	03	40	00	Primas de profesionalización al personal contratado	8.917	0	0	0	0	0	8.917
401	03	41	00	Primas por antigüedad al personal contratado	19.740	0	0	0	0	0	19.740
401	04	00	00	Complementos de sueldos y salarios	109.200	0	0	0	0	0	109.200
401	04	26	00	Bono compensatorio de alimentación al personal contratado	109.200	0	0	0	0	0	109.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	35.832	0	0	0	0	0	35.832
401	05	08	00	Bono vacacional al personal contratado	35.832	0	0	0	0	0	35.832
401	06	00	00	Aportes patronales y legales	45.161	0	0	0	0	0	45.161
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	24.115	0	0	0	0	0	24.115
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	5.806	0	0	0	0	0	5.806
401	06	95	00	Otros aportes legales por personal contratado	15.240	0	0	0	0	0	15.240
401	07	00	00	Asistencia socio-económica	501.235	0	0	0	0	0	501.235
401	07	33	00	Asistencia socio-económica al personal contratado	501.235	0	0	0	0	0	501.235
401	08	00	00	Prestaciones sociales e indemnizaciones	73.797	0	0	0	0	0	73.797
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	73.797	0	0	0	0	0	73.797
403	**00**	**00**	**00**	**Servicios no personales**	**12.734.400**	**0**	**0**	**0**	**0**	0	**12.734.400**
403	07	00	00	Servicios de información, impresión y relaciones públicas	11.000.000	0	0	0	0	0	11.000.000
403	07	01	00	Publicidad y propaganda	11.000.000	0	0	0	0	0	11.000.000
403	10	00	00	Servicios profesionales y técnicos	370.000	0	0	0	0	0	370.000
403	10	99	00	Otros servicios profesionales y técnicos	370.000	0	0	0	0	0	370.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 114724 360051000 DESARROLLO Y DIFUSIÓN DE CAMPAÑAS COMUNICACIONALES E INFORMATIVAS EN APOYO A LA GESTIÓN DEL GOBIERNO BOLIVARIANO

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS QUE PERMITAN DISMINUIR LA CONTRAOFENSIVA COMUNICACIONAL Y FORTALECER EL POSICIONAMIENTO DE GESTIÓN COMUNICACIONAL.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 90

RESPONSABLE/EJECUTOR: ESTRATEGIA COMUNICACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 360051002 PLANIFICACIÓN, EJECUCIÓN Y CONTRATACIÓN DE PAUTAS EN MEDIOS DE COMUNICACIÓN Y OTROS.

UNIDAD DE MEDIDA: PAUTA **META:** 285.912

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PAUTAS PUBLICITARIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	1.364.400	0	0	0	0	0	1.364.400
403	18	01	00	Impuesto al valor agregado	1.364.400	0	0	0	0	0	1.364.400
				Totales	**13.789.902**	**0**	**0**	**0**	**0**	0	**13.789.902**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 114724 360051000 DESARROLLO Y DIFUSIÓN DE CAMPAÑAS COMUNICACIONALES E INFORMATIVAS EN APOYO A LA GESTIÓN DEL GOBIERNO BOLIVARIANO

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS QUE PERMITAN DISMINUIR LA CONTRAOFENSIVA COMUNICACIONAL Y FORTALECER EL POSICIONAMIENTO DE GESTIÓN COMUNICACIONAL.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 90

RESPONSABLE/EJECUTOR: ESTRATEGIA COMUNICACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 360051003 ELABORACIÓN DE DE LIBROS, FOLLETOS, AFICHES, VOLANTES, DESPLEGABLES, TRIPTICOS Y DIPTICOS ALUSIVOS A LOS LOGROS Y ALCANCES DE LA GESTIÓN DE LA APN

UNIDAD DE MEDIDA: IMPRESIÓN Y REPRODUCCIÓN **META:** 12.476.118

RESPONSABLE/EJECUTOR: DIRECCIÓN DE PUBLICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**280.000**	**0**	**0**	**0**	**0**	0	**280.000**
402	10	00	00	Productos varios y útiles diversos	280.000	0	0	0	0	0	280.000
402	10	08	00	Materiales para equipos de computación	280.000	0	0	0	0	0	280.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.953.600**	**0**	**0**	**0**	**0**	0	**3.953.600**
403	07	00	00	Servicios de información, impresión y relaciones públicas	3.500.000	0	0	0	0	0	3.500.000
403	07	02	00	Imprenta y reproducción	3.500.000	0	0	0	0	0	3.500.000
403	18	00	00	Impuestos indirectos	453.600	0	0	0	0	0	453.600
403	18	01	00	Impuesto al valor agregado	453.600	0	0	0	0	0	453.600
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.056.855**	**0**	**0**	**0**	**0**	0	**2.056.855**
407	01	00	00	Transferencias y donaciones corrientes internas	2.056.855	0	0	0	0	0	2.056.855
407	01	02	00	Donaciones corrientes internas al sector privado	2.056.855	0	0	0	0	0	2.056.855
407	01	02	01	Donaciones corrientes a personas	2.056.855	0	0	0	0	0	2.056.855
				Totales	**6.290.455**	**0**	**0**	**0**	**0**	0	**6.290.455**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 114724 360051000 DESARROLLO Y DIFUSIÓN DE CAMPAÑAS COMUNICACIONALES E INFORMATIVAS EN APOYO A LA GESTIÓN DEL GOBIERNO BOLIVARIANO

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS QUE PERMITAN DISMINUIR LA CONTRAOFENSIVA COMUNICACIONAL Y FORTALECER EL POSICIONAMIENTO DE GESTIÓN COMUNICACIONAL.

UNIDAD DE MEDIDA: CAMPAÑA **META:** 90

RESPONSABLE/EJECUTOR: ESTRATEGIA COMUNICACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 360051004 DISEÑO Y ELABORACIÓN DE CAMPAÑAS PUBLICITARIAS, ADICIONALMENTE EL DISEÑO DE AVISOS DE PRENSA, AFICHES Y REDACCIÓN DE GUIONES PARA RADIO Y TELEVISIÓN.

UNIDAD DE MEDIDA: DISEÑO **META:** 460

RESPONSABLE/EJECUTOR: DIRECCIÓN DE CREATIVOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**112.000**	**0**	**0**	**0**	**0**	0	**112.000**
403	10	00	00	Servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	100.000	0	0	0	0	0	100.000
403	18	00	00	Impuestos indirectos	12.000	0	0	0	0	0	12.000
403	18	01	00	Impuesto al valor agregado	12.000	0	0	0	0	0	12.000
				Totales	**112.000**	**0**	**0**	**0**	**0**	0	**112.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114471 360052000 PRODUCCIÓN DEL PROGRAMA "ALÓ, PRESIDENTE"

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS QUE PERMITAN AUMENTAR EL POSICIONAMIENTO DE LA AGENDA DE GOBIERNO Y DISMINUIR LA CONTRAOFENSIVA COMUNICACIONAL.

UNIDAD DE MEDIDA: PRODUCTO **META:** 44

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.792.863**	**0**	**0**	**0**	**0**	**0**	**2.792.863**
401	01	00	00	Sueldos, salarios y otras retribuciones	718.963	0	0	0	0	0	718.963
401	01	18	00	Remuneraciones al personal contratado	718.963	0	0	0	0	0	718.963
401	03	00	00	Primas	58.668	0	0	0	0	0	58.668
401	03	40	00	Primas de profesionalización al personal contratado	24.523	0	0	0	0	0	24.523
401	03	41	00	Primas por antigüedad al personal contratado	34.145	0	0	0	0	0	34.145
401	04	00	00	Complementos de sueldos y salarios	296.820	0	0	0	0	0	296.820
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	4.500	0	0	0	0	0	4.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	283.920	0	0	0	0	0	283.920
401	04	98	00	Otros complementos al personal contratado	8.400	0	0	0	0	0	8.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	97.596	0	0	0	0	0	97.596
401	05	08	00	Bono vacacional al personal contratado	97.596	0	0	0	0	0	97.596
401	06	00	00	Aportes patronales y legales	122.989	0	0	0	0	0	122.989
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	65.675	0	0	0	0	0	65.675
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	15.811	0	0	0	0	0	15.811
401	06	95	00	Otros aportes legales por personal contratado	41.503	0	0	0	0	0	41.503
401	07	00	00	Asistencia socio-económica	1.309.657	0	0	0	0	0	1.309.657
401	07	33	00	Asistencia socio-económica al personal contratado	1.309.657	0	0	0	0	0	1.309.657
401	08	00	00	Prestaciones sociales e indemnizaciones	188.170	0	0	0	0	0	188.170
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	188.170	0	0	0	0	0	188.170
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**615.000**	**0**	**0**	**0**	**0**	**0**	**615.000**
402	01	00	00	Productos alimenticios y agropecuarios	500.000	0	0	0	0	0	500.000
402	01	01	00	Alimentos y bebidas para personas	500.000	0	0	0	0	0	500.000
402	08	00	00	Productos metálicos	10.000	0	0	0	0	0	10.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	105.000	0	0	0	0	0	105.000
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	0	30.000
402	10	99	00	Otros productos y útiles diversos	75.000	0	0	0	0	0	75.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114471 360052000 PRODUCCIÓN DEL PROGRAMA "ALÓ, PRESIDENTE"

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS QUE PERMITAN AUMENTAR EL POSICIONAMIENTO DE LA AGENDA DE GOBIERNO Y DISMINUIR LA CONTRAOFENSIVA COMUNICACIONAL.

UNIDAD DE MEDIDA: PRODUCTO **META:** 44

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**2.376.595**	**0**	**0**	**0**	**0**	**0**	**2.376.595**
403	02	00	00	Alquileres de maquinaria y equipos	150.000	0	0	0	0	0	150.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	02	99	00	Alquileres de otras maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	04	00	00	Servicios básicos	650.000	0	0	0	0	0	650.000
403	04	05	00	Servicio de comunicaciones	650.000	0	0	0	0	0	650.000
403	06	00	00	Servicios de transporte y almacenaje	2.000	0	0	0	0	0	2.000
403	06	03	00	Estacionamiento	500	0	0	0	0	0	500
403	06	04	00	Peaje	500	0	0	0	0	0	500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000	0	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	668.395	0	0	0	0	0	668.395
403	09	01	00	Viáticos y pasajes dentro del país	668.395	0	0	0	0	0	668.395
403	10	00	00	Servicios profesionales y técnicos	453.200	0	0	0	0	0	453.200
403	10	09	00	Servicios de lavandería y tintorería	3.200	0	0	0	0	0	3.200
403	10	99	00	Otros servicios profesionales y técnicos	450.000	0	0	0	0	0	450.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	70.000	0	0	0	0	0	70.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	70.000	0	0	0	0	0	70.000
403	15	00	00	Servicios fiscales	3.000	0	0	0	0	0	3.000
403	15	02	00	Tasas y otros derechos obligatorios	3.000	0	0	0	0	0	3.000
403	18	00	00	Impuestos indirectos	330.000	0	0	0	0	0	330.000
403	18	01	00	Impuesto al valor agregado	330.000	0	0	0	0	0	330.000
404	**00**	**00**	**00**	**Activos reales**	**148.500**	**0**	**0**	**0**	**0**	**0**	**148.500**
404	05	00	00	Equipos de comunicaciones y de señalamiento	19.500	0	0	0	0	0	19.500
404	05	01	00	Equipos de telecomunicaciones	19.500	0	0	0	0	0	19.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	39.000	0	0	0	0	0	39.000
404	09	01	00	Mobiliario y equipos de oficina	39.000	0	0	0	0	0	39.000
404	99	00	00	Otros activos reales	90.000	0	0	0	0	0	90.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 114471 360052000 PRODUCCIÓN DEL PROGRAMA "ALÓ, PRESIDENTE"

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS QUE PERMITAN AUMENTAR EL POSICIONAMIENTO DE LA AGENDA DE GOBIERNO Y DISMINUIR LA CONTRAOFENSIVA COMUNICACIONAL.

UNIDAD DE MEDIDA: PRODUCTO

META: 44

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	99	01	00	Otros activos reales	90.000	0	0	0	0	0	90.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.000**	**0**	**0**	**0**	**0**	**0**	**20.000**
407	01	00	00	Transferencias y donaciones corrientes internas	20.000	0	0	0	0	0	20.000
407	01	02	00	Donaciones corrientes internas al sector privado	20.000	0	0	0	0	0	20.000
407	01	02	01	Donaciones corrientes a personas	20.000	0	0	0	0	0	20.000
				Totales	**5.952.958**	**0**	**0**	**0**	**0**	**0**	**5.952.958**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 114471 360052000 PRODUCCIÓN DEL PROGRAMA "ALÓ, PRESIDENTE"

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS QUE PERMITAN AUMENTAR EL POSICIONAMIENTO DE LA AGENDA DE GOBIERNO Y DISMINUIR LA CONTRAOFENSIVA COMUNICACIONAL.

UNIDAD DE MEDIDA: PRODUCTO

META: 44

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114471 360052000 PRODUCCIÓN DEL PROGRAMA "ALÓ, PRESIDENTE"

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS QUE PERMITAN AUMENTAR EL POSICIONAMIENTO DE LA AGENDA DE GOBIERNO Y DISMINUIR LA CONTRAOFENSIVA COMUNICACIONAL.

UNIDAD DE MEDIDA: PRODUCTO **META:** 44

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 360052001 TRANSMISION DE PROGRAMAS

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 44

RESPONSABLE/EJECUTOR: ALÓ PRESIDENTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.792.863**	**0**	**0**	**0**	**0**	0	**2.792.863**
401	01	00	00	Sueldos, salarios y otras retribuciones	718.963	0	0	0	0	0	718.963
401	01	18	00	Remuneraciones al personal contratado	718.963	0	0	0	0	0	718.963
401	03	00	00	Primas	58.668	0	0	0	0	0	58.668
401	03	40	00	Primas de profesionalización al personal contratado	24.523	0	0	0	0	0	24.523
401	03	41	00	Primas por antigüedad al personal contratado	34.145	0	0	0	0	0	34.145
401	04	00	00	Complementos de sueldos y salarios	296.820	0	0	0	0	0	296.820
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	4.500	0	0	0	0	0	4.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	283.920	0	0	0	0	0	283.920
401	04	98	00	Otros complementos al personal contratado	8.400	0	0	0	0	0	8.400
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	97.596	0	0	0	0	0	97.596
401	05	08	00	Bono vacacional al personal contratado	97.596	0	0	0	0	0	97.596
401	06	00	00	Aportes patronales y legales	122.989	0	0	0	0	0	122.989
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	65.675	0	0	0	0	0	65.675
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	15.811	0	0	0	0	0	15.811
401	06	95	00	Otros aportes legales por personal contratado	41.503	0	0	0	0	0	41.503
401	07	00	00	Asistencia socio-económica	1.309.657	0	0	0	0	0	1.309.657
401	07	33	00	Asistencia socio-económica al personal contratado	1.309.657	0	0	0	0	0	1.309.657
401	08	00	00	Prestaciones sociales e indemnizaciones	188.170	0	0	0	0	0	188.170
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	188.170	0	0	0	0	0	188.170
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**615.000**	**0**	**0**	**0**	**0**	0	**615.000**
402	01	00	00	Productos alimenticios y agropecuarios	500.000	0	0	0	0	0	500.000
402	01	01	00	Alimentos y bebidas para personas	500.000	0	0	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114471 360052000 PRODUCCIÓN DEL PROGRAMA "ALÓ, PRESIDENTE"

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS QUE PERMITAN AUMENTAR EL POSICIONAMIENTO DE LA AGENDA DE GOBIERNO Y DISMINUIR LA CONTRAOFENSIVA COMUNICACIONAL.

UNIDAD DE MEDIDA: PRODUCTO **META:** 44

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 360052001 TRANSMISION DE PROGRAMAS

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 44

RESPONSABLE/EJECUTOR: ALÓ PRESIDENTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	00	00	Productos metálicos	10.000	0	0	0	0	0	10.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	105.000	0	0	0	0	0	105.000
402	10	08	00	Materiales para equipos de computación	30.000	0	0	0	0	0	30.000
402	10	99	00	Otros productos y útiles diversos	75.000	0	0	0	0	0	75.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.376.595**	**0**	**0**	**0**	**0**	0	**2.376.595**
403	02	00	00	Alquileres de maquinaria y equipos	150.000	0	0	0	0	0	150.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	02	99	00	Alquileres de otras maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	04	00	00	Servicios básicos	650.000	0	0	0	0	0	650.000
403	04	05	00	Servicio de comunicaciones	650.000	0	0	0	0	0	650.000
403	06	00	00	Servicios de transporte y almacenaje	2.000	0	0	0	0	0	2.000
403	06	03	00	Estacionamiento	500	0	0	0	0	0	500
403	06	04	00	Peaje	500	0	0	0	0	0	500
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000	0	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.000	0	0	0	0	0	50.000
403	07	03	00	Relaciones sociales	50.000	0	0	0	0	0	50.000
403	09	00	00	Viáticos y pasajes	668.395	0	0	0	0	0	668.395
403	09	01	00	Viáticos y pasajes dentro del país	668.395	0	0	0	0	0	668.395
403	10	00	00	Servicios profesionales y técnicos	453.200	0	0	0	0	0	453.200
403	10	09	00	Servicios de lavandería y tintorería	3.200	0	0	0	0	0	3.200
403	10	99	00	Otros servicios profesionales y técnicos	450.000	0	0	0	0	0	450.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	70.000	0	0	0	0	0	70.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y	70.000	0	0	0	0	0	70.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114471 360052000 PRODUCCIÓN DEL PROGRAMA "ALÓ, PRESIDENTE"

OBJETIVO DEL PROYECTO: ESTABLECER MECANISMOS QUE PERMITAN AUMENTAR EL POSICIONAMIENTO DE LA AGENDA DE GOBIERNO Y DISMINUIR LA CONTRAOFENSIVA COMUNICACIONAL.

UNIDAD DE MEDIDA: PRODUCTO **META:** 44

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 360052001 TRANSMISION DE PROGRAMAS

UNIDAD DE MEDIDA: PRODUCCIÓN **META:** 44

RESPONSABLE/EJECUTOR: ALÓ PRESIDENTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				elevación							
403	15	00	00	Servicios fiscales	3.000	0	0	0	0	0	3.000
403	15	02	00	Tasas y otros derechos obligatorios	3.000	0	0	0	0	0	3.000
403	18	00	00	Impuestos indirectos	330.000	0	0	0	0	0	330.000
403	18	01	00	Impuesto al valor agregado	330.000	0	0	0	0	0	330.000
404	**00**	**00**	**00**	**Activos reales**	**148.500**	**0**	**0**	**0**	**0**	0	**148.500**
404	05	00	00	Equipos de comunicaciones y de señalamiento	19.500	0	0	0	0	0	19.500
404	05	01	00	Equipos de telecomunicaciones	19.500	0	0	0	0	0	19.500
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	39.000	0	0	0	0	0	39.000
404	09	01	00	Mobiliario y equipos de oficina	39.000	0	0	0	0	0	39.000
404	99	00	00	Otros activos reales	90.000	0	0	0	0	0	90.000
404	99	01	00	Otros activos reales	90.000	0	0	0	0	0	90.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**20.000**	**0**	**0**	**0**	**0**	0	**20.000**
407	01	00	00	Transferencias y donaciones corrientes internas	20.000	0	0	0	0	0	20.000
407	01	02	00	Donaciones corrientes internas al sector privado	20.000	0	0	0	0	0	20.000
407	01	02	01	Donaciones corrientes a personas	20.000	0	0	0	0	0	20.000
				Totales	**5.952.958**	**0**	**0**	**0**	**0**	0	**5.952.958**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 114741 360053000 FORTALECIMIENTO DEL PLAN DE REGIONALIZACIÓN DE LA POLÍTICA INFORMATIVA Y COMUNICACIONAL DEL ESTADO VENEZOLANO A TRAVÉS DE LAS OFICINAS DE INFORMACIÓN REGIONALES (OIR) Y RED DE ENLACES ESTADALES.

OBJETIVO DEL PROYECTO: ARTICULAR UNA RED PARA EL ANÁLISIS, FORMULACIÓN DE ESTRATEGIAS Y EJECUCIÓN DE LABORES OPERATIVAS, PARA ABARCAR PERIODÍSTICAMENTE A CADA ESTADO Y LOGRAR QUE SUS REALIDADES TENGAN RESONANCIA EN EL PAÍS ENTERO.

UNIDAD DE MEDIDA: CONEXIÓN **META:** 23

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.363.959**	**0**	**0**	**0**	**0**	**0**	**7.363.959**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.826.821	0	0	0	0	0	1.826.821
401	01	18	00	Remuneraciones al personal contratado	1.826.821	0	0	0	0	0	1.826.821
401	03	00	00	Primas	182.384	0	0	0	0	0	182.384
401	03	40	00	Primas de profesionalización al personal contratado	60.208	0	0	0	0	0	60.208
401	03	41	00	Primas por antigüedad al personal contratado	122.176	0	0	0	0	0	122.176
401	04	00	00	Complementos de sueldos y salarios	832.711	0	0	0	0	0	832.711
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	46.500	0	0	0	0	0	46.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	742.560	0	0	0	0	0	742.560
401	04	98	00	Otros complementos al personal contratado	43.651	0	0	0	0	0	43.651
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	256.632	0	0	0	0	0	256.632
401	05	01	00	Aguinaldos a empleados	256.632	0	0	0	0	0	256.632
401	06	00	00	Aportes patronales y legales	323.389	0	0	0	0	0	323.389
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	172.693	0	0	0	0	0	172.693
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	41.574	0	0	0	0	0	41.574
401	06	95	00	Otros aportes legales por personal contratado	109.122	0	0	0	0	0	109.122
401	07	00	00	Asistencia socio-económica	3.429.668	0	0	0	0	0	3.429.668
401	07	33	00	Asistencia socio-económica al personal contratado	3.429.668	0	0	0	0	0	3.429.668
401	08	00	00	Prestaciones sociales e indemnizaciones	512.354	0	0	0	0	0	512.354
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	512.354	0	0	0	0	0	512.354
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**120.000**	**0**	**0**	**0**	**0**	**0**	**120.000**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000
402	05	00	00	Productos de papel, cartón e impresos	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	60.000	0	0	0	0	0	60.000
402	10	02	00	Materiales y útiles de limpieza y aseo	20.000	0	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 114741 360053000 FORTALECIMIENTO DEL PLAN DE REGIONALIZACIÓN DE LA POLÍTICA INFORMATIVA Y COMUNICACIONAL DEL ESTADO VENEZOLANO A TRAVÉS DE LAS OFICINAS DE INFORMACIÓN REGIONALES (OIR) Y RED DE ENLACES ESTADALES.

OBJETIVO DEL PROYECTO: ARTICULAR UNA RED PARA EL ANÁLISIS, FORMULACIÓN DE ESTRATEGIAS Y EJECUCIÓN DE LABORES OPERATIVAS, PARA ABARCAR PERIODÍSTICAMENTE A CADA ESTADO Y LOGRAR QUE SUS REALIDADES TENGAN RESONANCIA EN EL PAÍS ENTERO.

UNIDAD DE MEDIDA: CONEXIÓN **META:** 23

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	99	00	Otros productos y útiles diversos	20.000	0	0	0	0	0	20.000
402	99	00	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
402	99	01	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**380.000**	**0**	**0**	**0**	**0**	**0**	**380.000**
403	04	00	00	Servicios básicos	162.000	0	0	0	0	0	162.000
403	04	01	00	Electricidad	50.000	0	0	0	0	0	50.000
403	04	03	00	Agua	27.000	0	0	0	0	0	27.000
403	04	04	00	Teléfonos	45.000	0	0	0	0	0	45.000
403	04	05	00	Servicio de comunicaciones	40.000	0	0	0	0	0	40.000
403	06	00	00	Servicios de transporte y almacenaje	4.000	0	0	0	0	0	4.000
403	06	01	00	Fletes y embalajes	4.000	0	0	0	0	0	4.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	54.000	0	0	0	0	0	54.000
403	07	03	00	Relaciones sociales	54.000	0	0	0	0	0	54.000
403	09	00	00	Viáticos y pasajes	70.000	0	0	0	0	0	70.000
403	09	01	00	Viáticos y pasajes dentro del país	70.000	0	0	0	0	0	70.000
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.000	0	0	0	0	0	20.000
403	15	00	00	Servicios fiscales	10.000	0	0	0	0	0	10.000
403	15	02	00	Tasas y otros derechos obligatorios	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	60.000	0	0	0	0	0	60.000
403	18	01	00	Impuesto al valor agregado	60.000	0	0	0	0	0	60.000
				Totales	**7.863.959**	**0**	**0**	**0**	**0**	**0**	**7.863.959**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 114741 360053000 FORTALECIMIENTO DEL PLAN DE REGIONALIZACIÓN DE LA POLÍTICA INFORMATIVA Y COMUNICACIONAL DEL ESTADO VENEZOLANO A TRAVÉS DE LAS OFICINAS DE INFORMACIÓN REGIONALES (OIR) Y RED DE ENLACES ESTADALES.

OBJETIVO DEL PROYECTO: ARTICULAR UNA RED PARA EL ANÁLISIS, FORMULACIÓN DE ESTRATEGIAS Y EJECUCIÓN DE LABORES OPERATIVAS, PARA ABARCAR PERIODÍSTICAMENTE A CADA ESTADO Y LOGRAR QUE SUS REALIDADES TENGAN RESONANCIA EN EL PAÍS ENTERO.

UNIDAD DE MEDIDA: CONEXIÓN **META:** 23

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 114741 360053000 FORTALECIMIENTO DEL PLAN DE REGIONALIZACIÓN DE LA POLÍTICA INFORMATIVA Y COMUNICACIONAL DEL ESTADO VENEZOLANO A TRAVÉS DE LAS OFICINAS DE INFORMACIÓN REGIONALES (OIR) Y RED DE ENLACES ESTADALES.

OBJETIVO DEL PROYECTO: ARTICULAR UNA RED PARA EL ANÁLISIS, FORMULACIÓN DE ESTRATEGIAS Y EJECUCIÓN DE LABORES OPERATIVAS, PARA ABARCAR PERIODÍSTICAMENTE A CADA ESTADO Y LOGRAR QUE SUS REALIDADES TENGAN RESONANCIA EN EL PAÍS ENTERO.

UNIDAD DE MEDIDA: CONEXIÓN **META:** 23

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 360053001 ARTICULACIÓN CON MEDIOS DE COMUNICACIÓN OFICIALES Y NO OFICIALES, INSTITUCIONES Y PODER POPULAR.

UNIDAD DE MEDIDA: VISITA **META:** 276

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COMUNICACIÓN NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**7.363.959**	**0**	**0**	**0**	**0**	0	**7.363.959**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.826.821	0	0	0	0	0	1.826.821
401	01	18	00	Remuneraciones al personal contratado	1.826.821	0	0	0	0	0	1.826.821
401	03	00	00	Primas	182.384	0	0	0	0	0	182.384
401	03	40	00	Primas de profesionalización al personal contratado	60.208	0	0	0	0	0	60.208
401	03	41	00	Primas por antigüedad al personal contratado	122.176	0	0	0	0	0	122.176
401	04	00	00	Complementos de sueldos y salarios	832.711	0	0	0	0	0	832.711
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	46.500	0	0	0	0	0	46.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	742.560	0	0	0	0	0	742.560
401	04	98	00	Otros complementos al personal contratado	43.651	0	0	0	0	0	43.651
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	256.632	0	0	0	0	0	256.632
401	05	01	00	Aguinaldos a empleados	256.632	0	0	0	0	0	256.632
401	06	00	00	Aportes patronales y legales	323.389	0	0	0	0	0	323.389
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	172.693	0	0	0	0	0	172.693
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	41.574	0	0	0	0	0	41.574
401	06	95	00	Otros aportes legales por personal contratado	109.122	0	0	0	0	0	109.122
401	07	00	00	Asistencia socio-económica	3.429.668	0	0	0	0	0	3.429.668
401	07	33	00	Asistencia socio-económica al personal contratado	3.429.668	0	0	0	0	0	3.429.668
401	08	00	00	Prestaciones sociales e indemnizaciones	512.354	0	0	0	0	0	512.354
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	512.354	0	0	0	0	0	512.354
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**120.000**	**0**	**0**	**0**	**0**	0	**120.000**
402	01	00	00	Productos alimenticios y agropecuarios	20.000	0	0	0	0	0	20.000
402	01	01	00	Alimentos y bebidas para personas	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 114741 360053000 FORTALECIMIENTO DEL PLAN DE REGIONALIZACIÓN DE LA POLÍTICA INFORMATIVA Y COMUNICACIONAL DEL ESTADO VENEZOLANO A TRAVÉS DE LAS OFICINAS DE INFORMACIÓN REGIONALES (OIR) Y RED DE ENLACES ESTADALES.

OBJETIVO DEL PROYECTO: ARTICULAR UNA RED PARA EL ANÁLISIS, FORMULACIÓN DE ESTRATEGIAS Y EJECUCIÓN DE LABORES OPERATIVAS, PARA ABARCAR PERIODÍSTICAMENTE A CADA ESTADO Y LOGRAR QUE SUS REALIDADES TENGAN RESONANCIA EN EL PAÍS ENTERO.

UNIDAD DE MEDIDA: CONEXIÓN **META:** 23

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 360053001 ARTICULACIÓN CON MEDIOS DE COMUNICACIÓN OFICIALES Y NO OFICIALES, INSTITUCIONES Y PODER POPULAR.

UNIDAD DE MEDIDA: VISITA **META:** 276

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COMUNICACIÓN NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	00	00	Productos de papel, cartón e impresos	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	60.000	0	0	0	0	0	60.000
402	10	02	00	Materiales y útiles de limpieza y aseo	20.000	0	0	0	0	0	20.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	20.000	0	0	0	0	0	20.000
402	10	99	00	Otros productos y útiles diversos	20.000	0	0	0	0	0	20.000
402	99	00	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
402	99	01	00	Otros materiales y suministros	30.000	0	0	0	0	0	30.000
403	**00**	**00**	**00**	**Servicios no personales**	**380.000**	**0**	**0**	**0**	**0**	0	**380.000**
403	04	00	00	Servicios básicos	162.000	0	0	0	0	0	162.000
403	04	01	00	Electricidad	50.000	0	0	0	0	0	50.000
403	04	03	00	Agua	27.000	0	0	0	0	0	27.000
403	04	04	00	Teléfonos	45.000	0	0	0	0	0	45.000
403	04	05	00	Servicio de comunicaciones	40.000	0	0	0	0	0	40.000
403	06	00	00	Servicios de transporte y almacenaje	4.000	0	0	0	0	0	4.000
403	06	01	00	Fletes y embalajes	4.000	0	0	0	0	0	4.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	54.000	0	0	0	0	0	54.000
403	07	03	00	Relaciones sociales	54.000	0	0	0	0	0	54.000
403	09	00	00	Viáticos y pasajes	70.000	0	0	0	0	0	70.000
403	09	01	00	Viáticos y pasajes dentro del país	70.000	0	0	0	0	0	70.000
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.000	0	0	0	0	0	20.000
403	15	00	00	Servicios fiscales	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 114741 360053000 FORTALECIMIENTO DEL PLAN DE REGIONALIZACIÓN DE LA POLÍTICA INFORMATIVA Y COMUNICACIONAL DEL ESTADO VENEZOLANO A TRAVÉS DE LAS OFICINAS DE INFORMACIÓN REGIONALES (OIR) Y RED DE ENLACES ESTADALES.

OBJETIVO DEL PROYECTO: ARTICULAR UNA RED PARA EL ANÁLISIS, FORMULACIÓN DE ESTRATEGIAS Y EJECUCIÓN DE LABORES OPERATIVAS, PARA ABARCAR PERIODÍSTICAMENTE A CADA ESTADO Y LOGRAR QUE SUS REALIDADES TENGAN RESONANCIA EN EL PAÍS ENTERO.

UNIDAD DE MEDIDA: CONEXIÓN **META:** 23

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 360053001 ARTICULACIÓN CON MEDIOS DE COMUNICACIÓN OFICIALES Y NO OFICIALES, INSTITUCIONES Y PODER POPULAR.

UNIDAD DE MEDIDA: VISITA **META:** 276

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COMUNICACIÓN NACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	15	02	00	Tasas y otros derechos obligatorios	10.000	0	0	0	0	0	10.000
403	18	00	00	Impuestos indirectos	60.000	0	0	0	0	0	60.000
403	18	01	00	Impuesto al valor agregado	60.000	0	0	0	0	0	60.000
				Totales	**7.863.959**	**0**	**0**	**0**	**0**	0	**7.863.959**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114779 360054000 FORTALECIMIENTO DE LA INDUSTRIA AUDIOVISUAL NACIONAL INDEPENDIENTE.

OBJETIVO DEL PROYECTO: PROMOVER LA APLICACIÓN DE LA LEY DE RESPONSABILIDAD SOCIAL EN RADIO Y TELEVISIÓN, CON MIRAS A COADYUVAR EN LA CONSTRUCCIÓN DE UN NUEVO MODELO COMUNICACIONAL, ENMARCADO EN UNA VISIÓN SOCIALISTA DEL USO DE LOS MEDIOS DE COMUNICACIÓN COMO ALIADOS EN EL DESARROLLO SOCIAL Y ECONÓMICO DEL PAÍS E IMPULSAR EL DESARROLLO DEL SECTOR PNI, COMO UNO DE LOS OBJETIVOS FUNDAMENTALES DE LA LEY RESORTE PARA LA DEMOCRATIZACIÓN DE LOS SERVICIOS DE RADIO Y TELEVISIÓN.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.484.545**	**0**	**0**	**0**	**0**	**0**	**5.484.545**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.467.717	0	0	0	0	0	1.467.717
401	01	18	00	Remuneraciones al personal contratado	1.467.717	0	0	0	0	0	1.467.717
401	03	00	00	Primas	101.016	0	0	0	0	0	101.016
401	03	40	00	Primas de profesionalización al personal contratado	22.589	0	0	0	0	0	22.589
401	03	41	00	Primas por antigüedad al personal contratado	78.427	0	0	0	0	0	78.427
401	04	00	00	Complementos de sueldos y salarios	559.259	0	0	0	0	0	559.259
401	04	26	00	Bono compensatorio de alimentación al personal contratado	546.000	0	0	0	0	0	546.000
401	04	98	00	Otros complementos al personal contratado	13.259	0	0	0	0	0	13.259
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	194.359	0	0	0	0	0	194.359
401	05	08	00	Bono vacacional al personal contratado	194.359	0	0	0	0	0	194.359
401	06	00	00	Aportes patronales y legales	244.926	0	0	0	0	0	244.926
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	130.789	0	0	0	0	0	130.789
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	31.486	0	0	0	0	0	31.486
401	06	95	00	Otros aportes legales por personal contratado	82.651	0	0	0	0	0	82.651
401	07	00	00	Asistencia socio-económica	2.533.101	0	0	0	0	0	2.533.101
401	07	33	00	Asistencia socio-económica al personal contratado	2.533.101	0	0	0	0	0	2.533.101
401	08	00	00	Prestaciones sociales e indemnizaciones	384.167	0	0	0	0	0	384.167
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	384.167	0	0	0	0	0	384.167
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.500**	**0**	**0**	**0**	**0**	**0**	**4.500**
402	05	00	00	Productos de papel, cartón e impresos	4.500	0	0	0	0	0	4.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.500	0	0	0	0	0	4.500
403	**00**	**00**	**00**	**Servicios no personales**	**495.500**	**0**	**0**	**0**	**0**	**0**	**495.500**
403	07	00	00	Servicios de información, impresión y relaciones públicas	45.000	0	0	0	0	0	45.000
403	07	01	00	Publicidad y propaganda	45.000	0	0	0	0	0	45.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	375.000	0	0	0	0	0	375.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 114779 360054000 FORTALECIMIENTO DE LA INDUSTRIA AUDIOVISUAL NACIONAL INDEPENDIENTE.

OBJETIVO DEL PROYECTO: PROMOVER LA APLICACIÓN DE LA LEY DE RESPONSABILIDAD SOCIAL EN RADIO Y TELEVISIÓN, CON MIRAS A COADYUVAR EN LA CONSTRUCCIÓN DE UN NUEVO MODELO COMUNICACIONAL, ENMARCADO EN UNA VISIÓN SOCIALISTA DEL USO DE LOS MEDIOS DE COMUNICACIÓN COMO ALIADOS EN EL DESARROLLO SOCIAL Y ECONÓMICO DEL PAÍS E IMPULSAR EL DESARROLLO DEL SECTOR PNI, COMO UNO DE LOS OBJETIVOS FUNDAMENTALES DE LA LEY RESORTE PARA LA DEMOCRATIZACIÓN DE LOS SERVICIOS DE RADIO Y TELEVISIÓN.

UNIDAD DE MEDIDA: EVENTO

META: 12

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	07	00	Servicios de capacitación y adiestramiento	375.000	0	0	0	0	0	375.000
403	15	00	00	Servicios fiscales	2.000	0	0	0	0	0	2.000
403	15	02	00	Tasas y otros derechos obligatorios	2.000	0	0	0	0	0	2.000
403	18	00	00	Impuestos indirectos	53.500	0	0	0	0	0	53.500
403	18	01	00	Impuesto al valor agregado	53.500	0	0	0	0	0	53.500
				Totales	**5.984.545**	**0**	**0**	**0**	**0**	**0**	**5.984.545**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 114779 360054000 FORTALECIMIENTO DE LA INDUSTRIA AUDIOVISUAL NACIONAL INDEPENDIENTE.

OBJETIVO DEL PROYECTO: PROMOVER LA APLICACIÓN DE LA LEY DE RESPONSABILIDAD SOCIAL EN RADIO Y TELEVISIÓN, CON MIRAS A COADYUVAR EN LA CONSTRUCCIÓN DE UN NUEVO MODELO COMUNICACIONAL, ENMARCADO EN UNA VISIÓN SOCIALISTA DEL USO DE LOS MEDIOS DE COMUNICACIÓN COMO ALIADOS EN EL DESARROLLO SOCIAL Y ECONÓMICO DEL PAÍS E IMPULSAR EL DESARROLLO DEL SECTOR PNI, COMO UNO DE LOS OBJETIVOS FUNDAMENTALES DE LA LEY RESORTE PARA LA DEMOCRATIZACIÓN DE LOS SERVICIOS DE RADIO Y TELEVISIÓN.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114779 360054000 FORTALECIMIENTO DE LA INDUSTRIA AUDIOVISUAL NACIONAL INDEPENDIENTE.

OBJETIVO DEL PROYECTO: PROMOVER LA APLICACIÓN DE LA LEY DE RESPONSABILIDAD SOCIAL EN RADIO Y TELEVISIÓN, CON MIRAS A COADYUVAR EN LA CONSTRUCCIÓN DE UN NUEVO MODELO COMUNICACIONAL, ENMARCADO EN UNA VISIÓN SOCIALISTA DEL USO DE LOS MEDIOS DE COMUNICACIÓN COMO ALIADOS EN EL DESARROLLO SOCIAL Y ECONÓMICO DEL PAÍS E IMPULSAR EL DESARROLLO DEL SECTOR PNI, COMO UNO DE LOS OBJETIVOS FUNDAMENTALES DE LA LEY RESORTE PARA LA DEMOCRATIZACIÓN DE LOS SERVICIOS DE RADIO Y TELEVISIÓN.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 360054001 FOMENTAR LA APLICACIÓN DE LA LEY RESORTE, MEDIANTE EVENTOS Y PROGRAMA DE CAPACITACIÓN PARA PNI.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RESPONSABILIDAD SOCIAL Y PRODUCCIÓN NACIONAL INDEPENDIENTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**5.484.545**	**0**	**0**	**0**	**0**	0	**5.484.545**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.467.717	0	0	0	0	0	1.467.717
401	01	18	00	Remuneraciones al personal contratado	1.467.717	0	0	0	0	0	1.467.717
401	03	00	00	Primas	101.016	0	0	0	0	0	101.016
401	03	40	00	Primas de profesionalización al personal contratado	22.589	0	0	0	0	0	22.589
401	03	41	00	Primas por antigüedad al personal contratado	78.427	0	0	0	0	0	78.427
401	04	00	00	Complementos de sueldos y salarios	559.259	0	0	0	0	0	559.259
401	04	26	00	Bono compensatorio de alimentación al personal contratado	546.000	0	0	0	0	0	546.000
401	04	98	00	Otros complementos al personal contratado	13.259	0	0	0	0	0	13.259
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	194.359	0	0	0	0	0	194.359
401	05	08	00	Bono vacacional al personal contratado	194.359	0	0	0	0	0	194.359
401	06	00	00	Aportes patronales y legales	244.926	0	0	0	0	0	244.926
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	130.789	0	0	0	0	0	130.789
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	31.486	0	0	0	0	0	31.486
401	06	95	00	Otros aportes legales por personal contratado	82.651	0	0	0	0	0	82.651
401	07	00	00	Asistencia socio-económica	2.533.101	0	0	0	0	0	2.533.101
401	07	33	00	Asistencia socio-económica al personal contratado	2.533.101	0	0	0	0	0	2.533.101
401	08	00	00	Prestaciones sociales e indemnizaciones	384.167	0	0	0	0	0	384.167
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	384.167	0	0	0	0	0	384.167
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**4.500**	**0**	**0**	**0**	**0**	0	**4.500**
402	05	00	00	Productos de papel, cartón e impresos	4.500	0	0	0	0	0	4.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	4.500	0	0	0	0	0	4.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 114779 360054000 FORTALECIMIENTO DE LA INDUSTRIA AUDIOVISUAL NACIONAL INDEPENDIENTE.

OBJETIVO DEL PROYECTO: PROMOVER LA APLICACIÓN DE LA LEY DE RESPONSABILIDAD SOCIAL EN RADIO Y TELEVISIÓN, CON MIRAS A COADYUVAR EN LA CONSTRUCCIÓN DE UN NUEVO MODELO COMUNICACIONAL, ENMARCADO EN UNA VISIÓN SOCIALISTA DEL USO DE LOS MEDIOS DE COMUNICACIÓN COMO ALIADOS EN EL DESARROLLO SOCIAL Y ECONÓMICO DEL PAÍS E IMPULSAR EL DESARROLLO DEL SECTOR PNI, COMO UNO DE LOS OBJETIVOS FUNDAMENTALES DE LA LEY RESORTE PARA LA DEMOCRATIZACIÓN DE LOS SERVICIOS DE RADIO Y TELEVISIÓN.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 360054001 FOMENTAR LA APLICACIÓN DE LA LEY RESORTE, MEDIANTE EVENTOS Y PROGRAMA DE CAPACITACIÓN PARA PNI.

UNIDAD DE MEDIDA: EVENTO **META:** 12

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE RESPONSABILIDAD SOCIAL Y PRODUCCIÓN NACIONAL INDEPENDIENTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**495.500**	**0**	**0**	**0**	**0**	0	**495.500**
403	07	00	00	Servicios de información, impresión y relaciones públicas	45.000	0	0	0	0	0	45.000
403	07	01	00	Publicidad y propaganda	45.000	0	0	0	0	0	45.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	375.000	0	0	0	0	0	375.000
403	10	07	00	Servicios de capacitación y adiestramiento	375.000	0	0	0	0	0	375.000
403	15	00	00	Servicios fiscales	2.000	0	0	0	0	0	2.000
403	15	02	00	Tasas y otros derechos obligatorios	2.000	0	0	0	0	0	2.000
403	18	00	00	Impuestos indirectos	53.500	0	0	0	0	0	53.500
403	18	01	00	Impuesto al valor agregado	53.500	0	0	0	0	0	53.500
				Totales	**5.984.545**	**0**	**0**	**0**	**0**	0	**5.984.545**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114690 360055000 COBERTURA Y DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA COBERTURA Y LA DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

UNIDAD DE MEDIDA: AGENDA **META:** 79

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**22.687.057**	**0**	**0**	**0**	**0**	**0**	**22.687.057**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.354.237	0	0	0	0	0	4.354.237
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	520.961	0	0	0	0	0	520.961
401	01	18	00	Remuneraciones al personal contratado	3.833.276	0	0	0	0	0	3.833.276
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	183.050	0	0	0	0	0	183.050
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	183.050	0	0	0	0	0	183.050
401	03	00	00	Primas	876.142	0	0	0	0	0	876.142
401	03	08	00	Primas de profesionalización a empleados	21.090	0	0	0	0	0	21.090
401	03	09	00	Primas por antigüedad a empleados	239.017	0	0	0	0	0	239.017
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	249.820	0	0	0	0	0	249.820
401	03	40	00	Primas de profesionalización al personal contratado	60.223	0	0	0	0	0	60.223
401	03	41	00	Primas por antigüedad al personal contratado	280.632	0	0	0	0	0	280.632
401	03	97	00	Otras primas a empleados	25.360	0	0	0	0	0	25.360
401	04	00	00	Complementos de sueldos y salarios	3.553.212	0	0	0	0	0	3.553.212
401	04	02	00	Complemento a empleados por trabajo nocturno	7.363	0	0	0	0	0	7.363
401	04	06	00	Complemento a empleados por comisión de servicios	70.590	0	0	0	0	0	70.590
401	04	08	00	Bono compensatorio de alimentación a empleados	633.360	0	0	0	0	0	633.360
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.550.640	0	0	0	0	0	1.550.640
401	04	96	00	Otros complementos a empleados	682.854	0	0	0	0	0	682.854
401	04	98	00	Otros complementos al personal contratado	608.405	0	0	0	0	0	608.405
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	816.908	0	0	0	0	0	816.908
401	05	03	00	Bono vacacional a empleados	226.931	0	0	0	0	0	226.931
401	05	08	00	Bono vacacional al personal contratado	589.977	0	0	0	0	0	589.977
401	06	00	00	Aportes patronales y legales	1.019.021	0	0	0	0	0	1.019.021
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	151.062	0	0	0	0	0	151.062
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	54.550	0	0	0	0	0	54.550
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	33.569	0	0	0	0	0	33.569
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	36.367	0	0	0	0	0	36.367

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114690 360055000 COBERTURA Y DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA COBERTURA Y LA DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

UNIDAD DE MEDIDA: AGENDA **META:** 79

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	397.009	0	0	0	0	0	397.009
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	95.576	0	0	0	0	0	95.576
401	06	95	00	Otros aportes legales por personal contratado	250.888	0	0	0	0	0	250.888
401	07	00	00	Asistencia socio-económica	10.173.909	0	0	0	0	0	10.173.909
401	07	02	00	Becas a empleados	6.720	0	0	0	0	0	6.720
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	243.600	0	0	0	0	0	243.600
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	327.301	0	0	0	0	0	327.301
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.740.000	0	0	0	0	0	1.740.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	58.461	0	0	0	0	0	58.461
401	07	10	00	Dotación de uniformes a empleados	290.000	0	0	0	0	0	290.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	29.283	0	0	0	0	0	29.283
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	25.269	0	0	0	0	0	25.269
401	07	33	00	Asistencia socio-económica al personal contratado	7.235.775	0	0	0	0	0	7.235.775
401	07	96	00	Otras subvenciones a empleados	217.500	0	0	0	0	0	217.500
401	08	00	00	Prestaciones sociales e indemnizaciones	1.710.578	0	0	0	0	0	1.710.578
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	519.707	0	0	0	0	0	519.707
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.190.871	0	0	0	0	0	1.190.871
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**3.776.279**	**0**	**0**	**0**	**0**	**0**	**3.776.279**
402	01	00	00	Productos alimenticios y agropecuarios	1.050.000	0	0	0	0	0	1.050.000
402	01	01	00	Alimentos y bebidas para personas	1.050.000	0	0	0	0	0	1.050.000
402	03	00	00	Textiles y vestuarios	5.000	0	0	0	0	0	5.000
402	03	01	00	Textiles	5.000	0	0	0	0	0	5.000
402	04	00	00	Productos de cuero y caucho	50.000	0	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	88.000	0	0	0	0	0	88.000
402	05	01	00	Pulpa de madera, papel y cartón	55.000	0	0	0	0	0	55.000
402	05	02	00	Envases y cajas de papel y cartón	2.000	0	0	0	0	0	2.000
402	05	03	00	Productos de papel y cartón para oficina	27.000	0	0	0	0	0	27.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114690 360055000 COBERTURA Y DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA COBERTURA Y LA DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

UNIDAD DE MEDIDA: AGENDA **META:** 79

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	04	00	Libros, revistas y periódicos	3.000	0	0	0	0	0	3.000
402	05	05	00	Material de enseñanza	1.000	0	0	0	0	0	1.000
402	06	00	00	Productos químicos y derivados	29.000	0	0	0	0	0	29.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	0	20.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.000	0	0	0	0	0	2.000
402	06	06	00	Combustibles y lubricantes	2.000	0	0	0	0	0	2.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	215.000	0	0	0	0	0	215.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	100.000	0	0	0	0	0	100.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	100.000	0	0	0	0	0	100.000
402	08	10	00	Repuestos y accesorios para otros equipos	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	2.139.279	0	0	0	0	0	2.139.279
402	10	02	00	Materiales y útiles de limpieza y aseo	10.000	0	0	0	0	0	10.000
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	22.000	0	0	0	0	0	22.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	07	00	Productos de seguridad en el trabajo	100.000	0	0	0	0	0	100.000
402	10	08	00	Materiales para equipos de computación	80.000	0	0	0	0	0	80.000
402	10	11	00	Materiales eléctricos	300.000	0	0	0	0	0	300.000
402	10	12	00	Materiales para instalaciones sanitarias	10.000	0	0	0	0	0	10.000
402	10	13	00	Materiales fotográficos	100.000	0	0	0	0	0	100.000
402	10	99	00	Otros productos y útiles diversos	1.502.279	0	0	0	0	0	1.502.279
402	99	00	00	Otros materiales y suministros	200.000	0	0	0	0	0	200.000
402	99	01	00	Otros materiales y suministros	200.000	0	0	0	0	0	200.000
403	**00**	**00**	**00**	**Servicios no personales**	**7.474.000**	**0**	**0**	**0**	**0**	**0**	**7.474.000**
403	02	00	00	Alquileres de maquinaria y equipos	1.000.000	0	0	0	0	0	1.000.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	300.000	0	0	0	0	0	300.000
403	02	99	00	Alquileres de otras maquinaria y equipos	700.000	0	0	0	0	0	700.000
403	06	00	00	Servicios de transporte y almacenaje	23.000	0	0	0	0	0	23.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114690 360055000 COBERTURA Y DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA COBERTURA Y LA DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

UNIDAD DE MEDIDA: AGENDA **META:** 79

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	01	00	Fletes y embalajes	20.000	0	0	0	0	0	20.000
403	06	03	00	Estacionamiento	1.000	0	0	0	0	0	1.000
403	06	04	00	Peaje	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000	0	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	200.000	0	0	0	0	0	200.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	3.500.000	0	0	0	0	0	3.500.000
403	09	01	00	Viáticos y pasajes dentro del país	1.500.000	0	0	0	0	0	1.500.000
403	09	02	00	Viáticos y pasajes fuera del país	2.000.000	0	0	0	0	0	2.000.000
403	10	00	00	Servicios profesionales y técnicos	1.373.000	0	0	0	0	0	1.373.000
403	10	09	00	Servicios de lavandería y tintorería	3.000	0	0	0	0	0	3.000
403	10	11	00	Servicios para la elaboración y suministro de comida	70.000	0	0	0	0	0	70.000
403	10	99	00	Otros servicios profesionales y técnicos	1.300.000	0	0	0	0	0	1.300.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	135.000	0	0	0	0	0	135.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	100.000	0	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	15	00	00	Servicios fiscales	125.000	0	0	0	0	0	125.000
403	15	02	00	Tasas y otros derechos obligatorios	125.000	0	0	0	0	0	125.000
403	18	00	00	Impuestos indirectos	1.118.000	0	0	0	0	0	1.118.000
403	18	01	00	Impuesto al valor agregado	1.118.000	0	0	0	0	0	1.118.000
404	**00**	**00**	**00**	**Activos reales**	**270.000**	**0**	**0**	**0**	**0**	**0**	**270.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	150.000	0	0	0	0	0	150.000
404	05	01	00	Equipos de telecomunicaciones	150.000	0	0	0	0	0	150.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	120.000	0	0	0	0	0	120.000
404	09	01	00	Mobiliario y equipos de oficina	60.000	0	0	0	0	0	60.000
404	09	02	00	Equipos de computación	60.000	0	0	0	0	0	60.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**200.000**	**0**	**0**	**0**	**0**	**0**	**200.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 114690 360055000 COBERTURA Y DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA COBERTURA Y LA DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

UNIDAD DE MEDIDA: AGENDA

META: 79

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	00	00	Transferencias y donaciones corrientes internas	200.000	0	0	0	0	0	200.000
407	01	02	00	Donaciones corrientes internas al sector privado	200.000	0	0	0	0	0	200.000
407	01	02	01	Donaciones corrientes a personas	200.000	0	0	0	0	0	200.000
				Totales	**34.407.336**	**0**	**0**	**0**	**0**	**0**	**34.407.336**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114690 360055000 COBERTURA Y DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA COBERTURA Y LA DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

UNIDAD DE MEDIDA: AGENDA **META:** 79

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114690 360055000 COBERTURA Y DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA COBERTURA Y LA DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

UNIDAD DE MEDIDA: AGENDA **META:** 79

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 360055001 COBERTURA Y DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

UNIDAD DE MEDIDA: AGENDA **META:** 45

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COMUNICACIONES PRESIDENCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**22.687.057**	**0**	**0**	**0**	**0**	0	**22.687.057**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.354.237	0	0	0	0	0	4.354.237
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	520.961	0	0	0	0	0	520.961
401	01	18	00	Remuneraciones al personal contratado	3.833.276	0	0	0	0	0	3.833.276
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	183.050	0	0	0	0	0	183.050
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	183.050	0	0	0	0	0	183.050
401	03	00	00	Primas	876.142	0	0	0	0	0	876.142
401	03	08	00	Primas de profesionalización a empleados	21.090	0	0	0	0	0	21.090
401	03	09	00	Primas por antigüedad a empleados	239.017	0	0	0	0	0	239.017
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	249.820	0	0	0	0	0	249.820
401	03	40	00	Primas de profesionalización al personal contratado	60.223	0	0	0	0	0	60.223
401	03	41	00	Primas por antigüedad al personal contratado	280.632	0	0	0	0	0	280.632
401	03	97	00	Otras primas a empleados	25.360	0	0	0	0	0	25.360
401	04	00	00	Complementos de sueldos y salarios	3.553.212	0	0	0	0	0	3.553.212
401	04	02	00	Complemento a empleados por trabajo nocturno	7.363	0	0	0	0	0	7.363
401	04	06	00	Complemento a empleados por comisión de servicios	70.590	0	0	0	0	0	70.590
401	04	08	00	Bono compensatorio de alimentación a empleados	633.360	0	0	0	0	0	633.360
401	04	26	00	Bono compensatorio de alimentación al personal contratado	1.550.640	0	0	0	0	0	1.550.640
401	04	96	00	Otros complementos a empleados	682.854	0	0	0	0	0	682.854
401	04	98	00	Otros complementos al personal contratado	608.405	0	0	0	0	0	608.405
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	816.908	0	0	0	0	0	816.908
401	05	03	00	Bono vacacional a empleados	226.931	0	0	0	0	0	226.931
401	05	08	00	Bono vacacional al personal contratado	589.977	0	0	0	0	0	589.977
401	06	00	00	Aportes patronales y legales	1.019.021	0	0	0	0	0	1.019.021

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114690 360055000 COBERTURA Y DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA COBERTURA Y LA DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

UNIDAD DE MEDIDA: AGENDA **META:** 79

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 360055001 COBERTURA Y DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

UNIDAD DE MEDIDA: AGENDA **META:** 45

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COMUNICACIONES PRESIDENCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	151.062	0	0	0	0	0	151.062
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	54.550	0	0	0	0	0	54.550
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	33.569	0	0	0	0	0	33.569
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	36.367	0	0	0	0	0	36.367
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	397.009	0	0	0	0	0	397.009
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	95.576	0	0	0	0	0	95.576
401	06	95	00	Otros aportes legales por personal contratado	250.888	0	0	0	0	0	250.888
401	07	00	00	Asistencia socio-económica	10.173.909	0	0	0	0	0	10.173.909
401	07	02	00	Becas a empleados	6.720	0	0	0	0	0	6.720
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	243.600	0	0	0	0	0	243.600
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	327.301	0	0	0	0	0	327.301
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.740.000	0	0	0	0	0	1.740.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	58.461	0	0	0	0	0	58.461
401	07	10	00	Dotación de uniformes a empleados	290.000	0	0	0	0	0	290.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	29.283	0	0	0	0	0	29.283
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	25.269	0	0	0	0	0	25.269
401	07	33	00	Asistencia socio-económica al personal contratado	7.235.775	0	0	0	0	0	7.235.775
401	07	96	00	Otras subvenciones a empleados	217.500	0	0	0	0	0	217.500
401	08	00	00	Prestaciones sociales e indemnizaciones	1.710.578	0	0	0	0	0	1.710.578
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	519.707	0	0	0	0	0	519.707
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	1.190.871	0	0	0	0	0	1.190.871
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.312.000**	**0**	**0**	**0**	**0**	0	**1.312.000**
402	01	00	00	Productos alimenticios y agropecuarios	500.000	0	0	0	0	0	500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114690 360055000 COBERTURA Y DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA COBERTURA Y LA DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

UNIDAD DE MEDIDA: AGENDA **META:** 79

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 360055001 COBERTURA Y DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

UNIDAD DE MEDIDA: AGENDA **META:** 45

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COMUNICACIONES PRESIDENCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	01	01	00	Alimentos y bebidas para personas	500.000	0	0	0	0	0	500.000
402	05	00	00	Productos de papel, cartón e impresos	32.000	0	0	0	0	0	32.000
402	05	01	00	Pulpa de madera, papel y cartón	20.000	0	0	0	0	0	20.000
402	05	03	00	Productos de papel y cartón para oficina	12.000	0	0	0	0	0	12.000
402	10	00	00	Productos varios y útiles diversos	680.000	0	0	0	0	0	680.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	20.000	0	0	0	0	0	20.000
402	10	11	00	Materiales eléctricos	100.000	0	0	0	0	0	100.000
402	10	99	00	Otros productos y útiles diversos	500.000	0	0	0	0	0	500.000
402	99	00	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**840.000**	**0**	**0**	**0**	**0**	0	**840.000**
403	02	00	00	Alquileres de maquinaria y equipos	300.000	0	0	0	0	0	300.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	100.000	0	0	0	0	0	100.000
403	02	99	00	Alquileres de otras maquinaria y equipos	200.000	0	0	0	0	0	200.000
403	10	00	00	Servicios profesionales y técnicos	320.000	0	0	0	0	0	320.000
403	10	11	00	Servicios para la elaboración y suministro de comida	20.000	0	0	0	0	0	20.000
403	10	99	00	Otros servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	18	00	00	Impuestos indirectos	220.000	0	0	0	0	0	220.000
403	18	01	00	Impuesto al valor agregado	220.000	0	0	0	0	0	220.000
404	**00**	**00**	**00**	**Activos reales**	**100.000**	**0**	**0**	**0**	**0**	0	**100.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	100.000	0	0	0	0	0	100.000
404	05	01	00	Equipos de telecomunicaciones	100.000	0	0	0	0	0	100.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 114690 360055000 COBERTURA Y DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA COBERTURA Y LA DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

UNIDAD DE MEDIDA: AGENDA **META:** 79

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 360055001 COBERTURA Y DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

UNIDAD DE MEDIDA: AGENDA **META:** 45

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COMUNICACIONES PRESIDENCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**24.939.057**	**0**	**0**	**0**	**0**	0	**24.939.057**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114690 360055000 COBERTURA Y DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA COBERTURA Y LA DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

UNIDAD DE MEDIDA: AGENDA **META:** 79

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 360055002 LOGÍSTICA DE LA AGENDA PRESIDENCIAL

UNIDAD DE MEDIDA: VIAJE REALIZADO **META:** 34

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COMUNICACIONES PRESIDENCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.464.279**	**0**	**0**	**0**	**0**	0	**2.464.279**
402	01	00	00	Productos alimenticios y agropecuarios	550.000	0	0	0	0	0	550.000
402	01	01	00	Alimentos y bebidas para personas	550.000	0	0	0	0	0	550.000
402	03	00	00	Textiles y vestuarios	5.000	0	0	0	0	0	5.000
402	03	01	00	Textiles	5.000	0	0	0	0	0	5.000
402	04	00	00	Productos de cuero y caucho	50.000	0	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	56.000	0	0	0	0	0	56.000
402	05	01	00	Pulpa de madera, papel y cartón	35.000	0	0	0	0	0	35.000
402	05	02	00	Envases y cajas de papel y cartón	2.000	0	0	0	0	0	2.000
402	05	03	00	Productos de papel y cartón para oficina	15.000	0	0	0	0	0	15.000
402	05	04	00	Libros, revistas y periódicos	3.000	0	0	0	0	0	3.000
402	05	05	00	Material de enseñanza	1.000	0	0	0	0	0	1.000
402	06	00	00	Productos químicos y derivados	29.000	0	0	0	0	0	29.000
402	06	03	00	Tintas, pinturas y colorantes	20.000	0	0	0	0	0	20.000
402	06	04	00	Productos farmacéuticos y medicamentos	2.000	0	0	0	0	0	2.000
402	06	06	00	Combustibles y lubricantes	2.000	0	0	0	0	0	2.000
402	06	08	00	Productos plásticos	5.000	0	0	0	0	0	5.000
402	08	00	00	Productos metálicos	215.000	0	0	0	0	0	215.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	100.000	0	0	0	0	0	100.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	100.000	0	0	0	0	0	100.000
402	08	10	00	Repuestos y accesorios para otros equipos	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	1.459.279	0	0	0	0	0	1.459.279
402	10	02	00	Materiales y útiles de limpieza y aseo	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114690 360055000 COBERTURA Y DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA COBERTURA Y LA DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

UNIDAD DE MEDIDA: AGENDA **META:** 79

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 360055002 LOGÍSTICA DE LA AGENDA PRESIDENCIAL

UNIDAD DE MEDIDA: VIAJE REALIZADO **META:** 34

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COMUNICACIONES PRESIDENCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	03	00	Utensilios de cocina y comedor	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	12.000	0	0	0	0	0	12.000
402	10	06	00	Condecoraciones, ofrendas y similares	10.000	0	0	0	0	0	10.000
402	10	07	00	Productos de seguridad en el trabajo	50.000	0	0	0	0	0	50.000
402	10	08	00	Materiales para equipos de computación	60.000	0	0	0	0	0	60.000
402	10	11	00	Materiales eléctricos	200.000	0	0	0	0	0	200.000
402	10	12	00	Materiales para instalaciones sanitarias	10.000	0	0	0	0	0	10.000
402	10	13	00	Materiales fotográficos	100.000	0	0	0	0	0	100.000
402	10	99	00	Otros productos y útiles diversos	1.002.279	0	0	0	0	0	1.002.279
402	99	00	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.634.000**	**0**	**0**	**0**	**0**	0	**6.634.000**
403	02	00	00	Alquileres de maquinaria y equipos	700.000	0	0	0	0	0	700.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
403	02	99	00	Alquileres de otras maquinaria y equipos	500.000	0	0	0	0	0	500.000
403	06	00	00	Servicios de transporte y almacenaje	23.000	0	0	0	0	0	23.000
403	06	01	00	Fletes y embalajes	20.000	0	0	0	0	0	20.000
403	06	03	00	Estacionamiento	1.000	0	0	0	0	0	1.000
403	06	04	00	Peaje	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	1.000	0	0	0	0	0	1.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	200.000	0	0	0	0	0	200.000
403	07	03	00	Relaciones sociales	200.000	0	0	0	0	0	200.000
403	09	00	00	Viáticos y pasajes	3.500.000	0	0	0	0	0	3.500.000
403	09	01	00	Viáticos y pasajes dentro del país	1.500.000	0	0	0	0	0	1.500.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114690 360055000 COBERTURA Y DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

OBJETIVO DEL PROYECTO: GARANTIZAR LA COBERTURA Y LA DIFUSIÓN COMUNICACIONAL DE LA AGENDA PRESIDENCIAL

UNIDAD DE MEDIDA: AGENDA **META:** 79

RESPONSABLE/EJECUTOR: GESTIÓN ADMINISTRATIVA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 360055002 LOGÍSTICA DE LA AGENDA PRESIDENCIAL

UNIDAD DE MEDIDA: VIAJE REALIZADO **META:** 34

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE COMUNICACIONES PRESIDENCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	02	00	Viáticos y pasajes fuera del país	2.000.000	0	0	0	0	0	2.000.000
403	10	00	00	Servicios profesionales y técnicos	1.053.000	0	0	0	0	0	1.053.000
403	10	09	00	Servicios de lavandería y tintorería	3.000	0	0	0	0	0	3.000
403	10	11	00	Servicios para la elaboración y suministro de comida	50.000	0	0	0	0	0	50.000
403	10	99	00	Otros servicios profesionales y técnicos	1.000.000	0	0	0	0	0	1.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	135.000	0	0	0	0	0	135.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	100.000	0	0	0	0	0	100.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	25.000	0	0	0	0	0	25.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	10.000	0	0	0	0	0	10.000
403	15	00	00	Servicios fiscales	125.000	0	0	0	0	0	125.000
403	15	02	00	Tasas y otros derechos obligatorios	125.000	0	0	0	0	0	125.000
403	18	00	00	Impuestos indirectos	898.000	0	0	0	0	0	898.000
403	18	01	00	Impuesto al valor agregado	898.000	0	0	0	0	0	898.000
404	**00**	**00**	**00**	**Activos reales**	**170.000**	**0**	**0**	**0**	**0**	0	**170.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	50.000	0	0	0	0	0	50.000
404	05	01	00	Equipos de telecomunicaciones	50.000	0	0	0	0	0	50.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	120.000	0	0	0	0	0	120.000
404	09	01	00	Mobiliario y equipos de oficina	60.000	0	0	0	0	0	60.000
404	09	02	00	Equipos de computación	60.000	0	0	0	0	0	60.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**200.000**	**0**	**0**	**0**	**0**	0	**200.000**
407	01	00	00	Transferencias y donaciones corrientes internas	200.000	0	0	0	0	0	200.000
407	01	02	00	Donaciones corrientes internas al sector privado	200.000	0	0	0	0	0	200.000
407	01	02	01	Donaciones corrientes a personas	200.000	0	0	0	0	0	200.000
				Totales	**9.468.279**	**0**	**0**	**0**	**0**	0	**9.468.279**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114679 360056000 FORTALECIMIENTO DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS DE VENEZUELA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE MEDIOS ALTERNATIVOS Y COMUNITARIOS

UNIDAD DE MEDIDA: VISITA **META:** 47

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.292.228**	**0**	**0**	**0**	**0**	**0**	**4.292.228**
401	01	00	00	Sueldos, salarios y otras retribuciones	558.046	0	0	0	0	0	558.046
401	01	18	00	Remuneraciones al personal contratado	558.046	0	0	0	0	0	558.046
401	03	00	00	Primas	87.360	0	0	0	0	0	87.360
401	03	40	00	Primas de profesionalización al personal contratado	8.933	0	0	0	0	0	8.933
401	03	41	00	Primas por antigüedad al personal contratado	78.427	0	0	0	0	0	78.427
401	04	00	00	Complementos de sueldos y salarios	2.640.748	0	0	0	0	0	2.640.748
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	13.500	0	0	0	0	0	13.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.620.800	0	0	0	0	0	2.620.800
401	04	98	00	Otros complementos al personal contratado	6.448	0	0	0	0	0	6.448
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	75.872	0	0	0	0	0	75.872
401	05	08	00	Bono vacacional al personal contratado	75.872	0	0	0	0	0	75.872
401	06	00	00	Aportes patronales y legales	94.612	0	0	0	0	0	94.612
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	50.056	0	0	0	0	0	50.056
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	12.291	0	0	0	0	0	12.291
401	06	95	00	Otros aportes legales por personal contratado	32.265	0	0	0	0	0	32.265
401	07	00	00	Asistencia socio-económica	689.588	0	0	0	0	0	689.588
401	07	33	00	Asistencia socio-económica al personal contratado	689.588	0	0	0	0	0	689.588
401	08	00	00	Prestaciones sociales e indemnizaciones	146.002	0	0	0	0	0	146.002
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	146.002	0	0	0	0	0	146.002
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	**0**	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	60.000	0	0	0	0	0	60.000
402	01	01	00	Alimentos y bebidas para personas	60.000	0	0	0	0	0	60.000
402	05	00	00	Productos de papel, cartón e impresos	10.000	0	0	0	0	0	10.000
402	05	01	00	Pulpa de madera, papel y cartón	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	80.000	0	0	0	0	0	80.000
402	10	08	00	Materiales para equipos de computación	15.000	0	0	0	0	0	15.000
402	10	99	00	Otros productos y útiles diversos	65.000	0	0	0	0	0	65.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 114679 360056000 FORTALECIMIENTO DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS DE VENEZUELA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE MEDIOS ALTERNATIVOS Y COMUNITARIOS

UNIDAD DE MEDIDA: VISITA

META: 47

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**350.000**	**0**	**0**	**0**	**0**	**0**	**350.000**
403	02	00	00	Alquileres de maquinaria y equipos	50.000	0	0	0	0	0	50.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	45.000	0	0	0	0	0	45.000
403	07	02	00	Imprenta y reproducción	45.000	0	0	0	0	0	45.000
403	09	00	00	Viáticos y pasajes	140.000	0	0	0	0	0	140.000
403	09	01	00	Viáticos y pasajes dentro del país	140.000	0	0	0	0	0	140.000
403	10	00	00	Servicios profesionales y técnicos	70.000	0	0	0	0	0	70.000
403	10	07	00	Servicios de capacitación y adiestramiento	25.000	0	0	0	0	0	25.000
403	10	11	00	Servicios para la elaboración y suministro de comida	45.000	0	0	0	0	0	45.000
403	15	00	00	Servicios fiscales	11.000	0	0	0	0	0	11.000
403	15	02	00	Tasas y otros derechos obligatorios	11.000	0	0	0	0	0	11.000
403	18	00	00	Impuestos indirectos	34.000	0	0	0	0	0	34.000
403	18	01	00	Impuesto al valor agregado	34.000	0	0	0	0	0	34.000
				Totales	**4.792.228**	**0**	**0**	**0**	**0**	**0**	**4.792.228**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114679 360056000 FORTALECIMIENTO DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS DE VENEZUELA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE MEDIOS ALTERNATIVOS Y COMUNITARIOS

UNIDAD DE MEDIDA: VISITA **META:** 47

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114679 360056000 FORTALECIMIENTO DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS DE VENEZUELA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE MEDIOS ALTERNATIVOS Y COMUNITARIOS

UNIDAD DE MEDIDA: VISITA **META:** 47

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 360056001 ACOMPAÑAMIENTO INTEGRAL A LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS

UNIDAD DE MEDIDA: VISITA **META:** 47

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MEDIOS ALTERNATIVOS Y COMUNITARIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.292.228**	**0**	**0**	**0**	**0**	0	**4.292.228**
401	01	00	00	Sueldos, salarios y otras retribuciones	558.046	0	0	0	0	0	558.046
401	01	18	00	Remuneraciones al personal contratado	558.046	0	0	0	0	0	558.046
401	03	00	00	Primas	87.360	0	0	0	0	0	87.360
401	03	40	00	Primas de profesionalización al personal contratado	8.933	0	0	0	0	0	8.933
401	03	41	00	Primas por antigüedad al personal contratado	78.427	0	0	0	0	0	78.427
401	04	00	00	Complementos de sueldos y salarios	2.640.748	0	0	0	0	0	2.640.748
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	13.500	0	0	0	0	0	13.500
401	04	26	00	Bono compensatorio de alimentación al personal contratado	2.620.800	0	0	0	0	0	2.620.800
401	04	98	00	Otros complementos al personal contratado	6.448	0	0	0	0	0	6.448
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	75.872	0	0	0	0	0	75.872
401	05	08	00	Bono vacacional al personal contratado	75.872	0	0	0	0	0	75.872
401	06	00	00	Aportes patronales y legales	94.612	0	0	0	0	0	94.612
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	50.056	0	0	0	0	0	50.056
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	12.291	0	0	0	0	0	12.291
401	06	95	00	Otros aportes legales por personal contratado	32.265	0	0	0	0	0	32.265
401	07	00	00	Asistencia socio-económica	689.588	0	0	0	0	0	689.588
401	07	33	00	Asistencia socio-económica al personal contratado	689.588	0	0	0	0	0	689.588
401	08	00	00	Prestaciones sociales e indemnizaciones	146.002	0	0	0	0	0	146.002
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	146.002	0	0	0	0	0	146.002
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**150.000**	**0**	**0**	**0**	**0**	0	**150.000**
402	01	00	00	Productos alimenticios y agropecuarios	60.000	0	0	0	0	0	60.000
402	01	01	00	Alimentos y bebidas para personas	60.000	0	0	0	0	0	60.000
402	05	00	00	Productos de papel, cartón e impresos	10.000	0	0	0	0	0	10.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 114679 360056000 FORTALECIMIENTO DE LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS DE VENEZUELA.

OBJETIVO DEL PROYECTO: CONSOLIDACIÓN DEL SISTEMA PÚBLICO NACIONAL DE MEDIOS ALTERNATIVOS Y COMUNITARIOS

UNIDAD DE MEDIDA: VISITA **META:** 47

RESPONSABLE/EJECUTOR: GESTIÓN COMUNICACIONAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 360056001 ACOMPAÑAMIENTO INTEGRAL A LOS MEDIOS ALTERNATIVOS Y COMUNITARIOS

UNIDAD DE MEDIDA: VISITA **META:** 47

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE MEDIOS ALTERNATIVOS Y COMUNITARIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	05	01	00	Pulpa de madera, papel y cartón	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	80.000	0	0	0	0	0	80.000
402	10	08	00	Materiales para equipos de computación	15.000	0	0	0	0	0	15.000
402	10	99	00	Otros productos y útiles diversos	65.000	0	0	0	0	0	65.000
403	**00**	**00**	**00**	**Servicios no personales**	**350.000**	**0**	**0**	**0**	**0**	0	**350.000**
403	02	00	00	Alquileres de maquinaria y equipos	50.000	0	0	0	0	0	50.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	45.000	0	0	0	0	0	45.000
403	07	02	00	Imprenta y reproducción	45.000	0	0	0	0	0	45.000
403	09	00	00	Viáticos y pasajes	140.000	0	0	0	0	0	140.000
403	09	01	00	Viáticos y pasajes dentro del país	140.000	0	0	0	0	0	140.000
403	10	00	00	Servicios profesionales y técnicos	70.000	0	0	0	0	0	70.000
403	10	07	00	Servicios de capacitación y adiestramiento	25.000	0	0	0	0	0	25.000
403	10	11	00	Servicios para la elaboración y suministro de comida	45.000	0	0	0	0	0	45.000
403	15	00	00	Servicios fiscales	11.000	0	0	0	0	0	11.000
403	15	02	00	Tasas y otros derechos obligatorios	11.000	0	0	0	0	0	11.000
403	18	00	00	Impuestos indirectos	34.000	0	0	0	0	0	34.000
403	18	01	00	Impuesto al valor agregado	34.000	0	0	0	0	0	34.000
				Totales	**4.792.228**	**0**	**0**	**0**	**0**	0	**4.792.228**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 294.261.535

RESPONSABLE/EJECUTOR: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DECENTRALIZADOS

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**294.261.535**	**0**	**0**	**0**	**0**	**0**	**294.261.535**
407	01	00	00	Transferencias y donaciones corrientes internas	294.261.535	0	0	0	0	0	294.261.535
407	01	03	00	Transferencias corrientes internas al sector público	294.261.535	0	0	0	0	0	294.261.535
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	60.470.825	0	0	0	0	0	60.470.825
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	233.790.710	0	0	0	0	0	233.790.710
				Totales	**294.261.535**	**0**	**0**	**0**	**0**	**0**	**294.261.535**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 294.261.535

RESPONSABLE/EJECUTOR: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DECENTRALIZADOS **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**294.261.535**	**0**	**0**	**0**	**0**	**0**	**294.261.535**
407	01	00	00	Transferencias y donaciones corrientes internas	294.261.535	0	0	0	0	0	294.261.535
407	01	03	00	Transferencias corrientes internas al sector público	294.261.535	0	0	0	0	0	294.261.535
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	60.470.825	0	0	0	0	0	60.470.825
				- A0079 Servicio Autónomo Imprenta Nacional y Gaceta Oficial	8.000.000	0	0	0	0	0	8.000.000
				- A0468 Fundación Televisora Venezolana Social (TEVES)	21.000.000	0	0	0	0	0	21.000.000
				- A0474 Fundación Premio Nacional de Periodismo	350.000	0	0	0	0	0	350.000
				- A0490 Fundación Ávila TV	18.978.215	0	0	0	0	0	18.978.215
				- A1601 Fundación El Correo del Orinoco	12.142.610	0	0	0	0	0	12.142.610
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	233.790.710	0	0	0	0	0	233.790.710
				- A0608 C.A. Venezolana de Televisión (VTV)	77.398.824	0	0	0	0	0	77.398.824
				- A1207 Corporación Venezolana de Telecomunicaciones (COVETEL)	38.333.907	0	0	0	0	0	38.333.907
				- A1214 La Nueva Television del Sur, C.A. (T.V. SUR)	54.938.598	0	0	0	0	0	54.938.598
				- A1528 Radio Mundial, C.A.	4.135.699	0	0	0	0	0	4.135.699
				- A1529 Radio Zulia, C.A.	1.336.433	0	0	0	0	0	1.336.433
				- A1530 Radio Margarita, C.A.	1.208.810	0	0	0	0	0	1.208.810
				- A1531 Radiodifusora Los Andes, C.A.	710.698	0	0	0	0	0	710.698
				- A1539 Radio Nacional de Venezuela, C.A.	28.909.506	0	0	0	0	0	28.909.506
				- A1540 Agencia Venezolana de Noticias, C.A.	21.895.531	0	0	0	0	0	21.895.531
				- A1546 La Radio del Sur, C.A.	4.922.704	0	0	0	0	0	4.922.704
				Totales	**294.261.535**	**0**	**0**	**0**	**0**	**0**	**294.261.535**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 294.261.535

RESPONSABLE/EJECUTOR: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DECENTRALIZADOS

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 369999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL SERVICIO AUTÓNOMO IMPRENTA NACIONAL Y GACETA OFICIAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 8.000.000

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.000.000**	**0**	**0**	**0**	**0**	0	**8.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	8.000.000	0	0	0	0	0	8.000.000
407	01	03	00	Transferencias corrientes internas al sector público	8.000.000	0	0	0	0	0	8.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	8.000.000	0	0	0	0	0	8.000.000
				Totales	**8.000.000**	**0**	**0**	**0**	**0**	0	**8.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 294.261.535

RESPONSABLE/EJECUTOR: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DECENTRALIZADOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 369999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN ÁVILA TV

UNIDAD DE MEDIDA: BOLÍVAR **META:** 18.978.215

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**18.978.215**	**0**	**0**	**0**	**0**	0	**18.978.215**
407	01	00	00	Transferencias y donaciones corrientes internas	18.978.215	0	0	0	0	0	18.978.215
407	01	03	00	Transferencias corrientes internas al sector público	18.978.215	0	0	0	0	0	18.978.215
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	18.978.215	0	0	0	0	0	18.978.215
				Totales	**18.978.215**	**0**	**0**	**0**	**0**	0	**18.978.215**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 294.261.535

RESPONSABLE/EJECUTOR: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DECENTRALIZADOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 369999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN EL CORREO DEL ORINOCO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 12.142.610

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**12.142.610**	**0**	**0**	**0**	**0**	0	**12.142.610**
407	01	00	00	Transferencias y donaciones corrientes internas	12.142.610	0	0	0	0	0	12.142.610
407	01	03	00	Transferencias corrientes internas al sector público	12.142.610	0	0	0	0	0	12.142.610
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	12.142.610	0	0	0	0	0	12.142.610
				Totales	**12.142.610**	**0**	**0**	**0**	**0**	0	**12.142.610**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 294.261.535

RESPONSABLE/EJECUTOR: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DECENTRALIZADOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 369999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA C.A. VENEZOLANA DE TELEVISIÓN (VTV)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 77.398.824

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**77.398.824**	**0**	**0**	**0**	**0**	0	**77.398.824**
407	01	00	00	Transferencias y donaciones corrientes internas	77.398.824	0	0	0	0	0	77.398.824
407	01	03	00	Transferencias corrientes internas al sector público	77.398.824	0	0	0	0	0	77.398.824
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	77.398.824	0	0	0	0	0	77.398.824
				Totales	**77.398.824**	**0**	**0**	**0**	**0**	0	**77.398.824**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 294.261.535

RESPONSABLE/EJECUTOR: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DECENTRALIZADOS

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 369999005 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA CORPORACIÓN VENEZOLANA DE TELECOMUNICACIONES (COVETEL)

UNIDAD DE MEDIDA: BOLÍVAR

META: 38.333.907

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**38.333.907**	**0**	**0**	**0**	**0**	0	**38.333.907**
407	01	00	00	Transferencias y donaciones corrientes internas	38.333.907	0	0	0	0	0	38.333.907
407	01	03	00	Transferencias corrientes internas al sector público	38.333.907	0	0	0	0	0	38.333.907
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	38.333.907	0	0	0	0	0	38.333.907
				Totales	**38.333.907**	**0**	**0**	**0**	**0**	0	**38.333.907**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 294.261.535

RESPONSABLE/EJECUTOR: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DECENTRALIZADOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 369999006 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA NUEVA TELEVISION DEL SUR, C.A. (T.V. SUR)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 54.938.598

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**54.938.598**	**0**	**0**	**0**	**0**	0	**54.938.598**
407	01	00	00	Transferencias y donaciones corrientes internas	54.938.598	0	0	0	0	0	54.938.598
407	01	03	00	Transferencias corrientes internas al sector público	54.938.598	0	0	0	0	0	54.938.598
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	54.938.598	0	0	0	0	0	54.938.598
				Totales	**54.938.598**	**0**	**0**	**0**	**0**	0	**54.938.598**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 294.261.535

RESPONSABLE/EJECUTOR: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DECENTRALIZADOS

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 369999007 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE RADIO MUNDIAL, C.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.135.699

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.135.699**	**0**	**0**	**0**	**0**	0	**4.135.699**
407	01	00	00	Transferencias y donaciones corrientes internas	4.135.699	0	0	0	0	0	4.135.699
407	01	03	00	Transferencias corrientes internas al sector público	4.135.699	0	0	0	0	0	4.135.699
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	4.135.699	0	0	0	0	0	4.135.699
				Totales	**4.135.699**	**0**	**0**	**0**	**0**	0	**4.135.699**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 294.261.535

RESPONSABLE/EJECUTOR: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DECENTRALIZADOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 369999008 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE RADIO ZULIA, C.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.336.433

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.336.433**	**0**	**0**	**0**	**0**	0	**1.336.433**
407	01	00	00	Transferencias y donaciones corrientes internas	1.336.433	0	0	0	0	0	1.336.433
407	01	03	00	Transferencias corrientes internas al sector público	1.336.433	0	0	0	0	0	1.336.433
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.336.433	0	0	0	0	0	1.336.433
				Totales	**1.336.433**	**0**	**0**	**0**	**0**	0	**1.336.433**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 294.261.535

RESPONSABLE/EJECUTOR: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DECENTRALIZADOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 369999009 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE RADIO MARGARITA, C.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 1.208.810

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.208.810**	**0**	**0**	**0**	**0**	0	**1.208.810**
407	01	00	00	Transferencias y donaciones corrientes internas	1.208.810	0	0	0	0	0	1.208.810
407	01	03	00	Transferencias corrientes internas al sector público	1.208.810	0	0	0	0	0	1.208.810
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	1.208.810	0	0	0	0	0	1.208.810
				Totales	**1.208.810**	**0**	**0**	**0**	**0**	0	**1.208.810**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 294.261.535

RESPONSABLE/EJECUTOR: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DECENTRALIZADOS

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 369999010 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE RADIODIFUSORA LOS ANDES, C.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 710.698

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**710.698**	**0**	**0**	**0**	**0**	0	**710.698**
407	01	00	00	Transferencias y donaciones corrientes internas	710.698	0	0	0	0	0	710.698
407	01	03	00	Transferencias corrientes internas al sector público	710.698	0	0	0	0	0	710.698
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	710.698	0	0	0	0	0	710.698
				Totales	**710.698**	**0**	**0**	**0**	**0**	0	**710.698**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 294.261.535

RESPONSABLE/EJECUTOR: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DECENTRALIZADOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 369999011 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE RADIO NACIONAL DE VENEZUELA, C.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 28.909.506

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**28.909.506**	**0**	**0**	**0**	**0**	0	**28.909.506**
407	01	00	00	Transferencias y donaciones corrientes internas	28.909.506	0	0	0	0	0	28.909.506
407	01	03	00	Transferencias corrientes internas al sector público	28.909.506	0	0	0	0	0	28.909.506
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	28.909.506	0	0	0	0	0	28.909.506
				Totales	**28.909.506**	**0**	**0**	**0**	**0**	0	**28.909.506**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 294.261.535

RESPONSABLE/EJECUTOR: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DECENTRALIZADOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 369999012 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA AGENCIA VENEZOLANA DE NOTICIAS, C.A.

UNIDAD DE MEDIDA: BOLÍVAR **META:** 21.895.531

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**21.895.531**	**0**	**0**	**0**	**0**	0	**21.895.531**
407	01	00	00	Transferencias y donaciones corrientes internas	21.895.531	0	0	0	0	0	21.895.531
407	01	03	00	Transferencias corrientes internas al sector público	21.895.531	0	0	0	0	0	21.895.531
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	21.895.531	0	0	0	0	0	21.895.531
				Totales	**21.895.531**	**0**	**0**	**0**	**0**	0	**21.895.531**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR

META: 294.261.535

RESPONSABLE/EJECUTOR: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DECENTRALIZADOS

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 369999013 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA RADIO DEL SUR, C.A.

UNIDAD DE MEDIDA: BOLÍVAR

META: 4.922.704

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**4.922.704**	**0**	**0**	**0**	**0**	0	**4.922.704**
407	01	00	00	Transferencias y donaciones corrientes internas	4.922.704	0	0	0	0	0	4.922.704
407	01	03	00	Transferencias corrientes internas al sector público	4.922.704	0	0	0	0	0	4.922.704
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	4.922.704	0	0	0	0	0	4.922.704
				Totales	**4.922.704**	**0**	**0**	**0**	**0**	0	**4.922.704**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN **PROYECTO:** 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 294.261.535

RESPONSABLE/EJECUTOR: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DECENTRALIZADOS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 369999014 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN PREMIO NACIONAL DE PERIODISMO

UNIDAD DE MEDIDA: BOLÍVAR **META:** 350.000

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**350.000**	**0**	**0**	**0**	**0**	0	**350.000**
407	01	00	00	Transferencias y donaciones corrientes internas	350.000	0	0	0	0	0	350.000
407	01	03	00	Transferencias corrientes internas al sector público	350.000	0	0	0	0	0	350.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	350.000	0	0	0	0	0	350.000
				Totales	**350.000**	**0**	**0**	**0**	**0**	0	**350.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PROYECTO: 369999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

UNIDAD DE MEDIDA: BOLÍVAR **META:** 294.261.535

RESPONSABLE/EJECUTOR: APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DECENTRALIZADOS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 369999015 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LA FUNDACIÓN TELEVISORA VENEZOLANA SOCIAL (TEVES)

UNIDAD DE MEDIDA: BOLÍVAR **META:** 21.000.000

RESPONSABLE/EJECUTOR: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**21.000.000**	**0**	**0**	**0**	**0**	0	**21.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	21.000.000	0	0	0	0	0	21.000.000
407	01	03	00	Transferencias corrientes internas al sector público	21.000.000	0	0	0	0	0	21.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	21.000.000	0	0	0	0	0	21.000.000
				Totales	**21.000.000**	**0**	**0**	**0**	**0**	0	**21.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**166.481.020**	**0**	**0**	**0**	**0**	**0**	**166.481.020**
401	01	00	00	Sueldos, salarios y otras retribuciones	30.263.732	0	0	0	0	0	30.263.732
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.224.072	0	0	0	0	0	1.224.072
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.688.842	0	0	0	0	0	4.688.842
401	01	18	00	Remuneraciones al personal contratado	22.038.358	0	0	0	0	0	22.038.358
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.422.000	0	0	0	0	0	1.422.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	890.460	0	0	0	0	0	890.460
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	6.195.178	0	0	0	0	0	6.195.178
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	220.248	0	0	0	0	0	220.248
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	5.776.890	0	0	0	0	0	5.776.890
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	198.040	0	0	0	0	0	198.040
401	03	00	00	Primas	8.790.223	0	0	0	0	0	8.790.223
401	03	08	00	Primas de profesionalización a empleados	209.436	0	0	0	0	0	209.436
401	03	09	00	Primas por antigüedad a empleados	339.556	0	0	0	0	0	339.556
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.826.652	0	0	0	0	0	4.826.652
401	03	16	00	Primas por mérito a obreros	396	0	0	0	0	0	396
401	03	21	00	Primas por antigüedad a obreros	1.287.060	0	0	0	0	0	1.287.060
401	03	22	00	Primas de profesionalización a obreros	33.512	0	0	0	0	0	33.512
401	03	40	00	Primas de profesionalización al personal contratado	563.588	0	0	0	0	0	563.588
401	03	41	00	Primas por antigüedad al personal contratado	1.410.023	0	0	0	0	0	1.410.023
401	03	97	00	Otras primas a empleados	1.200	0	0	0	0	0	1.200
401	03	98	00	Otras primas a obreros	118.800	0	0	0	0	0	118.800
401	04	00	00	Complementos de sueldos y salarios	21.623.952	0	0	0	0	0	21.623.952
401	04	05	00	Complemento a empleados por gastos de representación	1.920	0	0	0	0	0	1.920
401	04	06	00	Complemento a empleados por comisión de servicios	240.852	0	0	0	0	0	240.852
401	04	08	00	Bono compensatorio de alimentación a empleados	1.485.120	0	0	0	0	0	1.485.120
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	584.256	0	0	0	0	0	584.256
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	320.736	0	0	0	0	0	320.736
401	04	18	00	Bono compensatorio de alimentación a obreros	4.848.480	0	0	0	0	0	4.848.480
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	677.250	0	0	0	0	0	677.250
401	04	26	00	Bono compensatorio de alimentación al personal contratado	7.818.720	0	0	0	0	0	7.818.720
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	279.216	0	0	0	0	0	279.216

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	808.080	0	0	0	0	0	808.080
401	04	96	00	Otros complementos a empleados	1.830.732	0	0	0	0	0	1.830.732
401	04	97	00	Otros complementos a obreros	2.225.208	0	0	0	0	0	2.225.208
401	04	98	00	Otros complementos al personal contratado	503.382	0	0	0	0	0	503.382
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.119.580	0	0	0	0	0	5.119.580
401	05	03	00	Bono vacacional a empleados	848.616	0	0	0	0	0	848.616
401	05	06	00	Bono vacacional a obreros	1.449.840	0	0	0	0	0	1.449.840
401	05	08	00	Bono vacacional al personal contratado	2.305.472	0	0	0	0	0	2.305.472
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	515.652	0	0	0	0	0	515.652
401	06	00	00	Aportes patronales y legales	6.817.613	0	0	0	0	0	6.817.613
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	569.808	0	0	0	0	0	569.808
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	205.764	0	0	0	0	0	205.764
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	126.624	0	0	0	0	0	126.624
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	137.172	0	0	0	0	0	137.172
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	932.472	0	0	0	0	0	932.472
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	336.732	0	0	0	0	0	336.732
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	207.216	0	0	0	0	0	207.216
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	224.484	0	0	0	0	0	224.484
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.887.867	0	0	0	0	0	1.887.867
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	454.486	0	0	0	0	0	454.486
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	347.724	0	0	0	0	0	347.724
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	125.568	0	0	0	0	0	125.568
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	83.172	0	0	0	0	0	83.172
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	77.268	0	0	0	0	0	77.268
401	06	95	00	Otros aportes legales por personal contratado	1.101.256	0	0	0	0	0	1.101.256
401	07	00	00	Asistencia socio-económica	74.297.625	0	0	0	0	0	74.297.625
401	07	01	00	Capacitación y adiestramiento a empleados	48.000	0	0	0	0	0	48.000
401	07	02	00	Becas a empleados	71.280	0	0	0	0	0	71.280
401	07	03	00	Ayudas por matrimonio a empleados	24.000	0	0	0	0	0	24.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	24.000	0	0	0	0	0	24.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	571.200	0	0	0	0	0	571.200

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.234.596	0	0	0	0	0	1.234.596
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	4.080.000	0	0	0	0	0	4.080.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	211.668	0	0	0	0	0	211.668
401	07	10	00	Dotación de uniformes a empleados	1.050.000	0	0	0	0	0	1.050.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	107.012	0	0	0	0	0	107.012
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	91.488	0	0	0	0	0	91.488
401	07	17	00	Capacitación y adiestramiento a obreros	72.000	0	0	0	0	0	72.000
401	07	18	00	Becas a obreros	259.200	0	0	0	0	0	259.200
401	07	19	00	Ayudas por matrimonio de obreros	12.000	0	0	0	0	0	12.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	36.000	0	0	0	0	0	36.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.864.800	0	0	0	0	0	1.864.800
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.020.356	0	0	0	0	0	2.020.356
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	13.320.000	0	0	0	0	0	13.320.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	647.528	0	0	0	0	0	647.528
401	07	26	00	Dotación de uniformes a obreros	2.560.000	0	0	0	0	0	2.560.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	395.943	0	0	0	0	0	395.943
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	540.000	0	0	0	0	0	540.000
401	07	33	00	Asistencia socio-económica al personal contratado	36.247.306	0	0	0	0	0	36.247.306
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	24.000	0	0	0	0	0	24.000
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	24.000	0	0	0	0	0	24.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	24.000	0	0	0	0	0	24.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	311.340	0	0	0	0	0	311.340
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	753.408	0	0	0	0	0	753.408
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.220.000	0	0	0	0	0	2.220.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	277.500	0	0	0	0	0	277.500
401	07	96	00	Otras subvenciones a empleados	1.510.000	0	0	0	0	0	1.510.000
401	07	97	00	Otras subvenciones a obreros	3.665.000	0	0	0	0	0	3.665.000
401	08	00	00	Prestaciones sociales e indemnizaciones	13.373.117	0	0	0	0	0	13.373.117
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.707.180	0	0	0	0	0	1.707.180
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.877.180	0	0	0	0	0	2.877.180
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.504.517	0	0	0	0	0	7.504.517

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.284.240	0	0	0	0	0	1.284.240
403	**00**	**00**	**00**	**Servicios no personales**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	500.000	0	0	0	0	0	500.000
403	*19*	*01*	*00*	*Comisiones por servicios para cumplir con los beneficios sociales*	500.000	0	0	0	0	0	500.000
				Totales	**166.981.020**	**0**	**0**	**0**	**0**	**0**	**166.981.020**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 360001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**166.481.020**	**0**	**0**	**0**	**0**	**0**	**166.481.020**
401	01	00	00	Sueldos, salarios y otras retribuciones	30.263.732	0	0	0	0	0	30.263.732
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.224.072	0	0	0	0	0	1.224.072
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	4.688.842	0	0	0	0	0	4.688.842
401	01	18	00	Remuneraciones al personal contratado	22.038.358	0	0	0	0	0	22.038.358
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	1.422.000	0	0	0	0	0	1.422.000
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	890.460	0	0	0	0	0	890.460
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	6.195.178	0	0	0	0	0	6.195.178
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	220.248	0	0	0	0	0	220.248
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	5.776.890	0	0	0	0	0	5.776.890
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	198.040	0	0	0	0	0	198.040
401	03	00	00	Primas	8.790.223	0	0	0	0	0	8.790.223
401	03	08	00	Primas de profesionalización a empleados	209.436	0	0	0	0	0	209.436
401	03	09	00	Primas por antigüedad a empleados	339.556	0	0	0	0	0	339.556
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	4.826.652	0	0	0	0	0	4.826.652
401	03	16	00	Primas por mérito a obreros	396	0	0	0	0	0	396
401	03	21	00	Primas por antigüedad a obreros	1.287.060	0	0	0	0	0	1.287.060
401	03	22	00	Primas de profesionalización a obreros	33.512	0	0	0	0	0	33.512
401	03	40	00	Primas de profesionalización al personal contratado	563.588	0	0	0	0	0	563.588
401	03	41	00	Primas por antigüedad al personal contratado	1.410.023	0	0	0	0	0	1.410.023
401	03	97	00	Otras primas a empleados	1.200	0	0	0	0	0	1.200
401	03	98	00	Otras primas a obreros	118.800	0	0	0	0	0	118.800
401	04	00	00	Complementos de sueldos y salarios	21.623.952	0	0	0	0	0	21.623.952
401	04	05	00	Complemento a empleados por gastos de representación	1.920	0	0	0	0	0	1.920
401	04	06	00	Complemento a empleados por comisión de servicios	240.852	0	0	0	0	0	240.852
401	04	08	00	Bono compensatorio de alimentación a empleados	1.485.120	0	0	0	0	0	1.485.120
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	584.256	0	0	0	0	0	584.256
401	04	15	00	Complemento a obreros por trabajo o jornada nocturna	320.736	0	0	0	0	0	320.736

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 360001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	4.848.480	0	0	0	0	0	4.848.480
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	677.250	0	0	0	0	0	677.250
401	04	26	00	Bono compensatorio de alimentación al personal contratado	7.818.720	0	0	0	0	0	7.818.720
401	04	49	00	Complemento al personal de alto nivel y de dirección por comisión de servicios	279.216	0	0	0	0	0	279.216
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	808.080	0	0	0	0	0	808.080
401	04	96	00	Otros complementos a empleados	1.830.732	0	0	0	0	0	1.830.732
401	04	97	00	Otros complementos a obreros	2.225.208	0	0	0	0	0	2.225.208
401	04	98	00	Otros complementos al personal contratado	503.382	0	0	0	0	0	503.382
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	5.119.580	0	0	0	0	0	5.119.580
401	05	03	00	Bono vacacional a empleados	848.616	0	0	0	0	0	848.616
401	05	06	00	Bono vacacional a obreros	1.449.840	0	0	0	0	0	1.449.840
401	05	08	00	Bono vacacional al personal contratado	2.305.472	0	0	0	0	0	2.305.472
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	515.652	0	0	0	0	0	515.652
401	06	00	00	Aportes patronales y legales	6.817.613	0	0	0	0	0	6.817.613
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	569.808	0	0	0	0	0	569.808
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	205.764	0	0	0	0	0	205.764
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	126.624	0	0	0	0	0	126.624
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	137.172	0	0	0	0	0	137.172
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	932.472	0	0	0	0	0	932.472
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	336.732	0	0	0	0	0	336.732
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	207.216	0	0	0	0	0	207.216
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	224.484	0	0	0	0	0	224.484
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	1.887.867	0	0	0	0	0	1.887.867
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	454.486	0	0	0	0	0	454.486
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	347.724	0	0	0	0	0	347.724
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	125.568	0	0	0	0	0	125.568
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	83.172	0	0	0	0	0	83.172

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 360001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	94	00	Otros aportes legales por el personal de alto nivel y de dirección	77.268	0	0	0	0	0	77.268
401	06	95	00	Otros aportes legales por personal contratado	1.101.256	0	0	0	0	0	1.101.256
401	07	00	00	Asistencia socio-económica	74.297.625	0	0	0	0	0	74.297.625
401	07	01	00	Capacitación y adiestramiento a empleados	48.000	0	0	0	0	0	48.000
401	07	02	00	Becas a empleados	71.280	0	0	0	0	0	71.280
401	07	03	00	Ayudas por matrimonio a empleados	24.000	0	0	0	0	0	24.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	24.000	0	0	0	0	0	24.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	571.200	0	0	0	0	0	571.200
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.234.596	0	0	0	0	0	1.234.596
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	4.080.000	0	0	0	0	0	4.080.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	211.668	0	0	0	0	0	211.668
401	07	10	00	Dotación de uniformes a empleados	1.050.000	0	0	0	0	0	1.050.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	107.012	0	0	0	0	0	107.012
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	91.488	0	0	0	0	0	91.488
401	07	17	00	Capacitación y adiestramiento a obreros	72.000	0	0	0	0	0	72.000
401	07	18	00	Becas a obreros	259.200	0	0	0	0	0	259.200
401	07	19	00	Ayudas por matrimonio de obreros	12.000	0	0	0	0	0	12.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	36.000	0	0	0	0	0	36.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	1.864.800	0	0	0	0	0	1.864.800
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	2.020.356	0	0	0	0	0	2.020.356
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	13.320.000	0	0	0	0	0	13.320.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	647.528	0	0	0	0	0	647.528
401	07	26	00	Dotación de uniformes a obreros	2.560.000	0	0	0	0	0	2.560.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	395.943	0	0	0	0	0	395.943
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	540.000	0	0	0	0	0	540.000
401	07	33	00	Asistencia socio-económica al personal contratado	36.247.306	0	0	0	0	0	36.247.306
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	24.000	0	0	0	0	0	24.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 360001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	64	00	Ayudas por matrimonio al personal de alto nivel y de dirección	24.000	0	0	0	0	0	24.000
401	07	65	00	Ayudas por nacimiento de hijos al personal de alto nivel y de dirección	24.000	0	0	0	0	0	24.000
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	311.340	0	0	0	0	0	311.340
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	753.408	0	0	0	0	0	753.408
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	2.220.000	0	0	0	0	0	2.220.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	277.500	0	0	0	0	0	277.500
401	07	96	00	Otras subvenciones a empleados	1.510.000	0	0	0	0	0	1.510.000
401	07	97	00	Otras subvenciones a obreros	3.665.000	0	0	0	0	0	3.665.000
401	08	00	00	Prestaciones sociales e indemnizaciones	13.373.117	0	0	0	0	0	13.373.117
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.707.180	0	0	0	0	0	1.707.180
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	2.877.180	0	0	0	0	0	2.877.180
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	7.504.517	0	0	0	0	0	7.504.517
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	1.284.240	0	0	0	0	0	1.284.240
403	**00**	**00**	**00**	**Servicios no personales**	**500.000**	**0**	**0**	**0**	**0**	**0**	**500.000**
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	500.000	0	0	0	0	0	500.000
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	500.000	0	0	0	0	0	500.000
				Totales	**166.981.020**	**0**	**0**	**0**	**0**	**0**	**166.981.020**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.633.657**	**0**	**0**	**0**	**0**	**0**	**15.633.657**
402	01	00	00	Productos alimenticios y agropecuarios	2.002.000	0	0	0	0	0	2.002.000
402	01	01	00	Alimentos y bebidas para personas	2.000.000	0	0	0	0	0	2.000.000
402	01	03	00	Productos agrícolas y pecuarios	2.000	0	0	0	0	0	2.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.000	0	0	0	0	0	1.000
402	02	05	00	Piedra, arcilla, arena y tierra	1.000	0	0	0	0	0	1.000
402	03	00	00	Textiles y vestuarios	522.300	0	0	0	0	0	522.300
402	03	01	00	Textiles	22.300	0	0	0	0	0	22.300
402	03	02	00	Prendas de vestir	500.000	0	0	0	0	0	500.000
402	04	00	00	Productos de cuero y caucho	129.160	0	0	0	0	0	129.160
402	04	03	00	Cauchos y tripas para vehículos	129.160	0	0	0	0	0	129.160
402	05	00	00	Productos de papel, cartón e impresos	2.002.830	0	0	0	0	0	2.002.830
402	05	01	00	Pulpa de madera, papel y cartón	1.000.000	0	0	0	0	0	1.000.000
402	05	02	00	Envases y cajas de papel y cartón	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	700.000	0	0	0	0	0	700.000
402	05	04	00	Libros, revistas y periódicos	281.830	0	0	0	0	0	281.830
402	05	05	00	Material de enseñanza	500	0	0	0	0	0	500
402	05	06	00	Productos de papel y cartón para computación	10.500	0	0	0	0	0	10.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	835.242	0	0	0	0	0	835.242
402	06	01	00	Sustancias químicas y de uso industrial	1.000	0	0	0	0	0	1.000
402	06	02	00	Abonos, plaguicidas y otros	1.000	0	0	0	0	0	1.000
402	06	03	00	Tintas, pinturas y colorantes	500.000	0	0	0	0	0	500.000
402	06	04	00	Productos farmacéuticos y medicamentos	15.000	0	0	0	0	0	15.000
402	06	05	00	Productos de tocador	10.120	0	0	0	0	0	10.120
402	06	06	00	Combustibles y lubricantes	60.000	0	0	0	0	0	60.000
402	06	07	00	Productos diversos derivados del petróleo y del carbón	248.122	0	0	0	0	0	248.122
402	07	00	00	Productos minerales no metálicos	23.000	0	0	0	0	0	23.000
402	07	02	00	Vidrios y productos de vidrio	16.000	0	0	0	0	0	16.000
402	07	04	00	Cemento, cal y yeso	7.000	0	0	0	0	0	7.000
402	08	00	00	Productos metálicos	928.500	0	0	0	0	0	928.500
402	08	01	00	Productos primarios de hierro y acero	15.000	0	0	0	0	0	15.000
402	08	02	00	Productos de metales no ferrosos	7.500	0	0	0	0	0	7.500

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	400.000	0	0	0	0	0	400.000
402	08	04	00	Productos metálicos estructurales	1.000	0	0	0	0	0	1.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	500.000	0	0	0	0	0	500.000
402	08	10	00	Repuestos y accesorios para otros equipos	5.000	0	0	0	0	0	5.000
402	09	00	00	Productos de madera	400	0	0	0	0	0	400
402	09	02	00	Muebles y accesorios de madera para edificaciones	400	0	0	0	0	0	400
402	10	00	00	Productos varios y útiles diversos	7.189.225	0	0	0	0	0	7.189.225
402	10	01	00	Artículos de deporte, recreación y juguetes	20.000	0	0	0	0	0	20.000
402	10	02	00	Materiales y útiles de limpieza y aseo	120.000	0	0	0	0	0	120.000
402	10	03	00	Utensilios de cocina y comedor	11.300	0	0	0	0	0	11.300
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000	0	0	0	0	0	2.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000.000	0	0	0	0	0	1.000.000
402	10	06	00	Condecoraciones, ofrendas y similares	70.000	0	0	0	0	0	70.000
402	10	07	00	Productos de seguridad en el trabajo	30.900	0	0	0	0	0	30.900
402	10	08	00	Materiales para equipos de computación	3.000.000	0	0	0	0	0	3.000.000
402	10	11	00	Materiales eléctricos	326.743	0	0	0	0	0	326.743
402	10	12	00	Materiales para instalaciones sanitarias	34.843	0	0	0	0	0	34.843
402	10	13	00	Materiales fotográficos	420.025	0	0	0	0	0	420.025
402	10	99	00	Otros productos y útiles diversos	2.153.414	0	0	0	0	0	2.153.414
402	99	00	00	Otros materiales y suministros	2.000.000	0	0	0	0	0	2.000.000
402	99	01	00	Otros materiales y suministros	2.000.000	0	0	0	0	0	2.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**44.638.099**	**0**	**0**	**0**	**0**	**0**	**44.638.099**
403	01	00	00	Alquileres de inmuebles	56.000	0	0	0	0	0	56.000
403	01	01	00	Alquileres de edificios y locales	56.000	0	0	0	0	0	56.000
403	02	00	00	Alquileres de maquinaria y equipos	3.300.000	0	0	0	0	0	3.300.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.800.000	0	0	0	0	0	1.800.000
403	02	99	00	Alquileres de otras maquinaria y equipos	1.500.000	0	0	0	0	0	1.500.000
403	04	00	00	Servicios básicos	9.236.102	0	0	0	0	0	9.236.102
403	04	01	00	Electricidad	50.002	0	0	0	0	0	50.002
403	04	03	00	Agua	110.002	0	0	0	0	0	110.002
403	04	04	00	Teléfonos	4.010.002	0	0	0	0	0	4.010.002
403	04	05	00	Servicio de comunicaciones	5.000.000	0	0	0	0	0	5.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	11.196	0	0	0	0	0	11.196

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	07	00	Servicio de condominio	54.900	0	0	0	0	0	54.900
403	06	00	00	Servicios de transporte y almacenaje	854.746	0	0	0	0	0	854.746
403	06	01	00	Fletes y embalajes	616.862	0	0	0	0	0	616.862
403	06	03	00	Estacionamiento	63.700	0	0	0	0	0	63.700
403	06	04	00	Peaje	2.600	0	0	0	0	0	2.600
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	171.584	0	0	0	0	0	171.584
403	07	00	00	Servicios de información, impresión y relaciones públicas	623.634	0	0	0	0	0	623.634
403	07	03	00	Relaciones sociales	623.634	0	0	0	0	0	623.634
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.500.000	0	0	0	0	0	3.500.000
403	08	01	00	Primas y gastos de seguros	1.500.000	0	0	0	0	0	1.500.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	2.000.000	0	0	0	0	0	2.000.000
403	09	00	00	Viáticos y pasajes	5.000.000	0	0	0	0	0	5.000.000
403	09	01	00	Viáticos y pasajes dentro del país	2.000.000	0	0	0	0	0	2.000.000
403	09	02	00	Viáticos y pasajes fuera del país	3.000.000	0	0	0	0	0	3.000.000
403	10	00	00	Servicios profesionales y técnicos	10.103.138	0	0	0	0	0	10.103.138
403	10	09	00	Servicios de lavandería y tintorería	50.000	0	0	0	0	0	50.000
403	10	11	00	Servicios para la elaboración y suministro de comida	2.270.000	0	0	0	0	0	2.270.000
403	10	99	00	Otros servicios profesionales y técnicos	7.783.138	0	0	0	0	0	7.783.138
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.109.704	0	0	0	0	0	2.109.704
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.600.000	0	0	0	0	0	1.600.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	110.000	0	0	0	0	0	110.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	248.830	0	0	0	0	0	248.830
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	150.874	0	0	0	0	0	150.874
403	12	00	00	Conservación y reparaciones menores de obras	600.000	0	0	0	0	0	600.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	600.000	0	0	0	0	0	600.000
403	15	00	00	Servicios fiscales	763.603	0	0	0	0	0	763.603
403	15	02	00	Tasas y otros derechos obligatorios	763.603	0	0	0	0	0	763.603
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.300.000	0	0	0	0	0	1.300.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.300.000	0	0	0	0	0	1.300.000
403	18	00	00	Impuestos indirectos	7.191.172	0	0	0	0	0	7.191.172
403	18	01	00	Impuesto al valor agregado	7.191.172	0	0	0	0	0	7.191.172
404	**00**	**00**	**00**	**Activos reales**	**6.877.676**	**0**	**0**	**0**	**0**	**0**	**6.877.676**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	00	00	Repuestos y reparaciones mayores	1.154.900	0	0	0	0	0	1.154.900
404	01	01	00	Repuestos mayores	124.900	0	0	0	0	0	124.900
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	40.000	0	0	0	0	0	40.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	40.000	0	0	0	0	0	40.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	14.900	0	0	0	0	0	14.900
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.030.000	0	0	0	0	0	1.030.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	595.214	0	0	0	0	0	595.214
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	507.000	0	0	0	0	0	507.000
404	03	05	00	Maquinaria y equipos industriales y de taller	63.170	0	0	0	0	0	63.170
404	03	06	00	Maquinaria y equipos de energía	10.000	0	0	0	0	0	10.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	15.044	0	0	0	0	0	15.044
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.000.000	0	0	0	0	0	1.000.000
404	05	01	00	Equipos de telecomunicaciones	1.000.000	0	0	0	0	0	1.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.800.000	0	0	0	0	0	3.800.000
404	09	01	00	Mobiliario y equipos de oficina	1.000.000	0	0	0	0	0	1.000.000
404	09	02	00	Equipos de computación	1.000.000	0	0	0	0	0	1.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.000.000	0	0	0	0	0	1.000.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	800.000	0	0	0	0	0	800.000
404	99	00	00	Otros activos reales	327.562	0	0	0	0	0	327.562
404	99	01	00	Otros activos reales	327.562	0	0	0	0	0	327.562
407	**00**	**00**	**00**	**Transferencias y donaciones**	**137.893.320**	**0**	**0**	**0**	**0**	**0**	**137.893.320**
407	01	00	00	Transferencias y donaciones corrientes internas	137.893.320	0	0	0	0	0	137.893.320
407	01	02	00	Donaciones corrientes internas al sector privado	2.000.000	0	0	0	0	0	2.000.000
407	01	02	01	Donaciones corrientes a personas	2.000.000	0	0	0	0	0	2.000.000
407	01	03	00	Transferencias corrientes internas al sector público	135.893.320	0	0	0	0	0	135.893.320
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	12.934.030	0	0	0	0	0	12.934.030
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	122.959.290	0	0	0	0	0	122.959.290
				Totales	**205.042.752**	**0**	**0**	**0**	**0**	**0**	**205.042.752**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	***00***	***00***	***00***	**Transferencias y donaciones**	**135.893.320**	**0**	**0**	**0**	**0**	**0**	**135.893.320**
407	01	00	00	Transferencias y donaciones corrientes internas	135.893.320	0	0	0	0	0	135.893.320
407	01	03	00	Transferencias corrientes internas al sector público	135.893.320	0	0	0	0	0	135.893.320
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	12.934.030	0	0	0	0	0	12.934.030
				- A0079 Servicio Autónomo Imprenta Nacional y Gaceta Oficial	6.000.000	0	0	0	0	0	6.000.000
				- A0474 Fundación Premio Nacional de Periodismo	150.000	0	0	0	0	0	150.000
				- A0490 Fundación Ávila TV	2.426.640	0	0	0	0	0	2.426.640
				- A1601 Fundación El Correo del Orinoco	4.357.390	0	0	0	0	0	4.357.390
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	122.959.290	0	0	0	0	0	122.959.290
				- A0608 C.A. Venezolana de Televisión (VTV)	27.601.176	0	0	0	0	0	27.601.176
				- A1207 Corporación Venezolana de Telecomunicaciones (COVETEL)	36.416.093	0	0	0	0	0	36.416.093
				- A1214 La Nueva Television del Sur, C.A. (T.V. SUR)	25.811.402	0	0	0	0	0	25.811.402
				- A1528 Radio Mundial, C.A.	2.864.301	0	0	0	0	0	2.864.301
				- A1529 Radio Zulia, C.A.	913.567	0	0	0	0	0	913.567
				- A1530 Radio Margarita, C.A.	591.190	0	0	0	0	0	591.190
				- A1531 Radiodifusora Los Andes, C.A.	489.302	0	0	0	0	0	489.302
				- A1539 Radio Nacional de Venezuela, C.A.	11.090.494	0	0	0	0	0	11.090.494
				- A1540 Agencia Venezolana de Noticias, C.A.	14.104.469	0	0	0	0	0	14.104.469
				- A1546 La Radio del Sur, C.A.	3.077.296	0	0	0	0	0	3.077.296
				Totales	**135.893.320**	**0**	**0**	**0**	**0**	**0**	**135.893.320**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 360002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.633.657**	**0**	**0**	**0**	**0**	**0**	**15.633.657**
402	01	00	00	Productos alimenticios y agropecuarios	2.002.000	0	0	0	0	0	2.002.000
402	01	01	00	Alimentos y bebidas para personas	2.000.000	0	0	0	0	0	2.000.000
402	01	03	00	Productos agrícolas y pecuarios	2.000	0	0	0	0	0	2.000
402	02	00	00	Productos de minas, canteras y yacimientos	1.000	0	0	0	0	0	1.000
402	02	05	00	Piedra, arcilla, arena y tierra	1.000	0	0	0	0	0	1.000
402	03	00	00	Textiles y vestuarios	522.300	0	0	0	0	0	522.300
402	03	01	00	Textiles	22.300	0	0	0	0	0	22.300
402	03	02	00	Prendas de vestir	500.000	0	0	0	0	0	500.000
402	04	00	00	Productos de cuero y caucho	129.160	0	0	0	0	0	129.160
402	04	03	00	Cauchos y tripas para vehículos	129.160	0	0	0	0	0	129.160
402	05	00	00	Productos de papel, cartón e impresos	2.002.830	0	0	0	0	0	2.002.830
402	05	01	00	Pulpa de madera, papel y cartón	1.000.000	0	0	0	0	0	1.000.000
402	05	02	00	Envases y cajas de papel y cartón	5.000	0	0	0	0	0	5.000
402	05	03	00	Productos de papel y cartón para oficina	700.000	0	0	0	0	0	700.000
402	05	04	00	Libros, revistas y periódicos	281.830	0	0	0	0	0	281.830
402	05	05	00	Material de enseñanza	500	0	0	0	0	0	500
402	05	06	00	Productos de papel y cartón para computación	10.500	0	0	0	0	0	10.500
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	835.242	0	0	0	0	0	835.242
402	06	01	00	Sustancias químicas y de uso industrial	1.000	0	0	0	0	0	1.000
402	06	02	00	Abonos, plaguicidas y otros	1.000	0	0	0	0	0	1.000
402	06	03	00	Tintas, pinturas y colorantes	500.000	0	0	0	0	0	500.000
402	06	04	00	Productos farmacéuticos y medicamentos	15.000	0	0	0	0	0	15.000
402	06	05	00	Productos de tocador	10.120	0	0	0	0	0	10.120
402	06	06	00	Combustibles y lubricantes	60.000	0	0	0	0	0	60.000
402	06	07	00	Productos diversos derivados del petróleo y del carbón	248.122	0	0	0	0	0	248.122
402	07	00	00	Productos minerales no metálicos	23.000	0	0	0	0	0	23.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 360002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	02	00	Vidrios y productos de vidrio	16.000	0	0	0	0	0	16.000
402	07	04	00	Cemento, cal y yeso	7.000	0	0	0	0	0	7.000
402	08	00	00	Productos metálicos	928.500	0	0	0	0	0	928.500
402	08	01	00	Productos primarios de hierro y acero	15.000	0	0	0	0	0	15.000
402	08	02	00	Productos de metales no ferrosos	7.500	0	0	0	0	0	7.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	400.000	0	0	0	0	0	400.000
402	08	04	00	Productos metálicos estructurales	1.000	0	0	0	0	0	1.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	500.000	0	0	0	0	0	500.000
402	08	10	00	Repuestos y accesorios para otros equipos	5.000	0	0	0	0	0	5.000
402	09	00	00	Productos de madera	400	0	0	0	0	0	400
402	09	02	00	Muebles y accesorios de madera para edificaciones	400	0	0	0	0	0	400
402	10	00	00	Productos varios y útiles diversos	7.189.225	0	0	0	0	0	7.189.225
402	10	01	00	Artículos de deporte, recreación y juguetes	20.000	0	0	0	0	0	20.000
402	10	02	00	Materiales y útiles de limpieza y aseo	120.000	0	0	0	0	0	120.000
402	10	03	00	Utensilios de cocina y comedor	11.300	0	0	0	0	0	11.300
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	2.000	0	0	0	0	0	2.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.000.000	0	0	0	0	0	1.000.000
402	10	06	00	Condecoraciones, ofrendas y similares	70.000	0	0	0	0	0	70.000
402	10	07	00	Productos de seguridad en el trabajo	30.900	0	0	0	0	0	30.900
402	10	08	00	Materiales para equipos de computación	3.000.000	0	0	0	0	0	3.000.000
402	10	11	00	Materiales eléctricos	326.743	0	0	0	0	0	326.743
402	10	12	00	Materiales para instalaciones sanitarias	34.843	0	0	0	0	0	34.843
402	10	13	00	Materiales fotográficos	420.025	0	0	0	0	0	420.025
402	10	99	00	Otros productos y útiles diversos	2.153.414	0	0	0	0	0	2.153.414
402	99	00	00	Otros materiales y suministros	2.000.000	0	0	0	0	0	2.000.000
402	99	01	00	Otros materiales y suministros	2.000.000	0	0	0	0	0	2.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**44.638.099**	**0**	**0**	**0**	**0**	**0**	**44.638.099**
403	01	00	00	Alquileres de inmuebles	56.000	0	0	0	0	0	56.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 360002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	01	01	00	Alquileres de edificios y locales	56.000	0	0	0	0	0	56.000
403	02	00	00	Alquileres de maquinaria y equipos	3.300.000	0	0	0	0	0	3.300.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	1.800.000	0	0	0	0	0	1.800.000
403	02	99	00	Alquileres de otras maquinaria y equipos	1.500.000	0	0	0	0	0	1.500.000
403	04	00	00	Servicios básicos	9.236.102	0	0	0	0	0	9.236.102
403	04	01	00	Electricidad	50.002	0	0	0	0	0	50.002
403	04	03	00	Agua	110.002	0	0	0	0	0	110.002
403	04	04	00	Teléfonos	4.010.002	0	0	0	0	0	4.010.002
403	04	05	00	Servicio de comunicaciones	5.000.000	0	0	0	0	0	5.000.000
403	04	06	00	Servicio de aseo urbano y domiciliario	11.196	0	0	0	0	0	11.196
403	04	07	00	Servicio de condominio	54.900	0	0	0	0	0	54.900
403	06	00	00	Servicios de transporte y almacenaje	854.746	0	0	0	0	0	854.746
403	06	01	00	Fletes y embalajes	616.862	0	0	0	0	0	616.862
403	06	03	00	Estacionamiento	63.700	0	0	0	0	0	63.700
403	06	04	00	Peaje	2.600	0	0	0	0	0	2.600
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	171.584	0	0	0	0	0	171.584
403	07	00	00	Servicios de información, impresión y relaciones públicas	623.634	0	0	0	0	0	623.634
403	07	03	00	Relaciones sociales	623.634	0	0	0	0	0	623.634
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	3.500.000	0	0	0	0	0	3.500.000
403	08	01	00	Primas y gastos de seguros	1.500.000	0	0	0	0	0	1.500.000
403	08	03	00	Comisiones y gastos de adquisición de seguros	2.000.000	0	0	0	0	0	2.000.000
403	09	00	00	Viáticos y pasajes	5.000.000	0	0	0	0	0	5.000.000
403	09	01	00	Viáticos y pasajes dentro del país	2.000.000	0	0	0	0	0	2.000.000
403	09	02	00	Viáticos y pasajes fuera del país	3.000.000	0	0	0	0	0	3.000.000
403	10	00	00	Servicios profesionales y técnicos	10.103.138	0	0	0	0	0	10.103.138
403	10	09	00	Servicios de lavandería y tintorería	50.000	0	0	0	0	0	50.000
403	10	11	00	Servicios para la elaboración y suministro de comida	2.270.000	0	0	0	0	0	2.270.000
403	10	99	00	Otros servicios profesionales y técnicos	7.783.138	0	0	0	0	0	7.783.138

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 360002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.109.704	0	0	0	0	0	2.109.704
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.600.000	0	0	0	0	0	1.600.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	110.000	0	0	0	0	0	110.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	248.830	0	0	0	0	0	248.830
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	150.874	0	0	0	0	0	150.874
403	12	00	00	Conservación y reparaciones menores de obras	600.000	0	0	0	0	0	600.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	600.000	0	0	0	0	0	600.000
403	15	00	00	Servicios fiscales	763.603	0	0	0	0	0	763.603
403	15	02	00	Tasas y otros derechos obligatorios	763.603	0	0	0	0	0	763.603
403	16	00	00	Servicios de diversión, esparcimiento y culturales	1.300.000	0	0	0	0	0	1.300.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	1.300.000	0	0	0	0	0	1.300.000
403	18	00	00	Impuestos indirectos	7.191.172	0	0	0	0	0	7.191.172
403	18	01	00	Impuesto al valor agregado	7.191.172	0	0	0	0	0	7.191.172
404	**00**	**00**	**00**	**Activos reales**	**6.877.676**	**0**	**0**	**0**	**0**	**0**	**6.877.676**
404	01	00	00	Repuestos y reparaciones mayores	1.154.900	0	0	0	0	0	1.154.900
404	01	01	00	Repuestos mayores	124.900	0	0	0	0	0	124.900
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	40.000	0	0	0	0	0	40.000
404	01	01	03	Repuestos mayores para equipos de comunicaciones y de señalamiento	40.000	0	0	0	0	0	40.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
404	01	01	99	Repuestos mayores para otras maquinaria y equipos	14.900	0	0	0	0	0	14.900
404	01	02	00	Reparaciones mayores de maquinaria y equipos	1.030.000	0	0	0	0	0	1.030.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	1.000.000	0	0	0	0	0	1.000.000
404	01	02	99	Reparaciones mayores de otras maquinaria y equipos	30.000	0	0	0	0	0	30.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	595.214	0	0	0	0	0	595.214
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	507.000	0	0	0	0	0	507.000
404	03	05	00	Maquinaria y equipos industriales y de taller	63.170	0	0	0	0	0	63.170
404	03	06	00	Maquinaria y equipos de energía	10.000	0	0	0	0	0	10.000

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 360002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	15.044	0	0	0	0	0	15.044
404	05	00	00	Equipos de comunicaciones y de señalamiento	1.000.000	0	0	0	0	0	1.000.000
404	05	01	00	Equipos de telecomunicaciones	1.000.000	0	0	0	0	0	1.000.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	3.800.000	0	0	0	0	0	3.800.000
404	09	01	00	Mobiliario y equipos de oficina	1.000.000	0	0	0	0	0	1.000.000
404	09	02	00	Equipos de computación	1.000.000	0	0	0	0	0	1.000.000
404	09	03	00	Mobiliario y equipos de alojamiento	1.000.000	0	0	0	0	0	1.000.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	800.000	0	0	0	0	0	800.000
404	99	00	00	Otros activos reales	327.562	0	0	0	0	0	327.562
404	99	01	00	Otros activos reales	327.562	0	0	0	0	0	327.562
				Totales	**67.149.432**	**0**	**0**	**0**	**0**	**0**	**67.149.432**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 360002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	2.000.000	0	0	0	0	0	2.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	2.000.000	0	0	0	0	0	2.000.000
407	01	02	01	Donaciones corrientes a personas	2.000.000	0	0	0	0	0	2.000.000
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 360002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**135.893.320**	**0**	**0**	**0**	**0**	**0**	**135.893.320**
407	01	00	00	Transferencias y donaciones corrientes internas	135.893.320	0	0	0	0	0	135.893.320
407	01	03	00	Transferencias corrientes internas al sector público	135.893.320	0	0	0	0	0	135.893.320
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	12.934.030	0	0	0	0	0	12.934.030
407	01	03	07	Transferencias corrientes a entes descentralizados con fines empresariales no petroleros	122.959.290	0	0	0	0	0	122.959.290
				Totales	**135.893.320**	**0**	**0**	**0**	**0**	**0**	**135.893.320**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**16.641.205**	**0**	**0**	**0**	**0**	**0**	**16.641.205**
407	01	00	00	Transferencias y donaciones corrientes internas	16.641.205	0	0	0	0	0	16.641.205
407	01	01	00	Transferencias corrientes internas al sector privado	16.641.205	0	0	0	0	0	16.641.205
407	01	01	01	Pensiones del personal empleado, obrero y militar	534.480	0	0	0	0	0	534.480
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.793.644	0	0	0	0	0	2.793.644
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	133.618	0	0	0	0	0	133.618
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	96.205	0	0	0	0	0	96.205
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.620.000	0	0	0	0	0	1.620.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	434.710	0	0	0	0	0	434.710
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	673.572	0	0	0	0	0	673.572
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	484.976	0	0	0	0	0	484.976
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	7.500.000	0	0	0	0	0	7.500.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.370.000	0	0	0	0	0	2.370.000
				Totales	**16.641.205**	**0**	**0**	**0**	**0**	**0**	**16.641.205**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 360003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**16.641.205**	**0**	**0**	**0**	**0**	**0**	**16.641.205**
407	01	00	00	Transferencias y donaciones corrientes internas	16.641.205	0	0	0	0	0	16.641.205
407	01	01	00	Transferencias corrientes internas al sector privado	16.641.205	0	0	0	0	0	16.641.205
407	01	01	01	Pensiones del personal empleado, obrero y militar	534.480	0	0	0	0	0	534.480
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	2.793.644	0	0	0	0	0	2.793.644
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	133.618	0	0	0	0	0	133.618
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	96.205	0	0	0	0	0	96.205
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	1.620.000	0	0	0	0	0	1.620.000
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	434.710	0	0	0	0	0	434.710
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	673.572	0	0	0	0	0	673.572
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	484.976	0	0	0	0	0	484.976
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	7.500.000	0	0	0	0	0	7.500.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	2.370.000	0	0	0	0	0	2.370.000
				Totales	**16.641.205**	**0**	**0**	**0**	**0**	**0**	**16.641.205**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.185.720**	**0**	**0**	**0**	**0**	**0**	**1.185.720**
402	01	00	00	Productos alimenticios y agropecuarios	600.000	0	0	0	0	0	600.000
402	01	01	00	Alimentos y bebidas para personas	600.000	0	0	0	0	0	600.000
402	03	00	00	Textiles y vestuarios	150.000	0	0	0	0	0	150.000
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	0	100.000
402	03	03	00	Calzados	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	100.000	0	0	0	0	0	100.000
402	05	05	00	Material de enseñanza	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	50.000	0	0	0	0	0	50.000
402	06	04	00	Productos farmacéuticos y medicamentos	50.000	0	0	0	0	0	50.000
402	08	00	00	Productos metálicos	10.000	0	0	0	0	0	10.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	175.720	0	0	0	0	0	175.720
402	10	01	00	Artículos de deporte, recreación y juguetes	20.000	0	0	0	0	0	20.000
402	10	11	00	Materiales eléctricos	50.000	0	0	0	0	0	50.000
402	10	12	00	Materiales para instalaciones sanitarias	5.720	0	0	0	0	0	5.720
402	10	99	00	Otros productos y útiles diversos	100.000	0	0	0	0	0	100.000
402	99	00	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**814.280**	**0**	**0**	**0**	**0**	**0**	**814.280**
403	02	00	00	Alquileres de maquinaria y equipos	200.000	0	0	0	0	0	200.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
403	04	00	00	Servicios básicos	40.000	0	0	0	0	0	40.000
403	04	01	00	Electricidad	5.000	0	0	0	0	0	5.000
403	04	03	00	Agua	25.000	0	0	0	0	0	25.000
403	04	07	00	Servicio de condominio	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	10	11	00	Servicios para la elaboración y suministro de comida	200.000	0	0	0	0	0	200.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	160.000	0	0	0	0	0	160.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	160.000	0	0	0	0	0	160.000
403	18	00	00	Impuestos indirectos	214.280	0	0	0	0	0	214.280
403	18	01	00	Impuesto al valor agregado	214.280	0	0	0	0	0	214.280

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 360007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.185.720**	**0**	**0**	**0**	**0**	**0**	**1.185.720**
402	01	00	00	Productos alimenticios y agropecuarios	600.000	0	0	0	0	0	600.000
402	01	01	00	Alimentos y bebidas para personas	600.000	0	0	0	0	0	600.000
402	03	00	00	Textiles y vestuarios	150.000	0	0	0	0	0	150.000
402	03	02	00	Prendas de vestir	100.000	0	0	0	0	0	100.000
402	03	03	00	Calzados	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	100.000	0	0	0	0	0	100.000
402	05	05	00	Material de enseñanza	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	50.000	0	0	0	0	0	50.000
402	06	04	00	Productos farmacéuticos y medicamentos	50.000	0	0	0	0	0	50.000
402	08	00	00	Productos metálicos	10.000	0	0	0	0	0	10.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	0	10.000
402	10	00	00	Productos varios y útiles diversos	175.720	0	0	0	0	0	175.720
402	10	01	00	Artículos de deporte, recreación y juguetes	20.000	0	0	0	0	0	20.000
402	10	11	00	Materiales eléctricos	50.000	0	0	0	0	0	50.000
402	10	12	00	Materiales para instalaciones sanitarias	5.720	0	0	0	0	0	5.720
402	10	99	00	Otros productos y útiles diversos	100.000	0	0	0	0	0	100.000
402	99	00	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
402	99	01	00	Otros materiales y suministros	100.000	0	0	0	0	0	100.000
403	**00**	**00**	**00**	**Servicios no personales**	**814.280**	**0**	**0**	**0**	**0**	**0**	**814.280**
403	02	00	00	Alquileres de maquinaria y equipos	200.000	0	0	0	0	0	200.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
403	04	00	00	Servicios básicos	40.000	0	0	0	0	0	40.000
403	04	01	00	Electricidad	5.000	0	0	0	0	0	5.000
403	04	03	00	Agua	25.000	0	0	0	0	0	25.000
403	04	07	00	Servicio de condominio	10.000	0	0	0	0	0	10.000
403	10	00	00	Servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	10	11	00	Servicios para la elaboración y suministro de comida	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR PARA LA COMUNICACIÓN Y LA INFORMACIÓN

ACCIÓN CENTRALIZADA: 360007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 360007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	160.000	0	0	0	0	0	160.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	160.000	0	0	0	0	0	160.000
403	18	00	00	Impuestos indirectos	214.280	0	0	0	0	0	214.280
403	18	01	00	Impuesto al valor agregado	214.280	0	0	0	0	0	214.280
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	**0**	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**458.007.786**	**0**	**0**	**0**	**0**	**0**	**458.007.786**
401	01	00	00	Sueldos, salarios y otras retribuciones	64.670.578	0	0	0	0	0	64.670.578
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	12.209.803	0	0	0	0	0	12.209.803
401	01	03	00	Suplencias a empleados	499.904	0	0	0	0	0	499.904
401	01	08	00	Sueldo al personal en trámite de nombramiento	499.904	0	0	0	0	0	499.904
401	01	09	00	Remuneraciones al personal en período de disponibilidad	499.904	0	0	0	0	0	499.904
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	14.171.550	0	0	0	0	0	14.171.550
401	01	12	00	Salarios a obreros en puestos no permanentes	10.468.800	0	0	0	0	0	10.468.800
401	01	13	00	Suplencias a obreros	273.710	0	0	0	0	0	273.710
401	01	18	00	Remuneraciones al personal contratado	17.007.056	0	0	0	0	0	17.007.056
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	500.000	0	0	0	0	0	500.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	26.242	0	0	0	0	0	26.242
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.285.841	0	0	0	0	0	1.285.841
401	01	99	00	Otras retribuciones	7.227.864	0	0	0	0	0	7.227.864
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	8.007.248	0	0	0	0	0	8.007.248
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	3.491.447	0	0	0	0	0	3.491.447
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	4.091.492	0	0	0	0	0	4.091.492
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	8.486	0	0	0	0	0	8.486
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	415.823	0	0	0	0	0	415.823
401	03	00	00	Primas	14.428.144	0	0	0	0	0	14.428.144
401	03	01	00	Primas por mérito a empleados	504.840	0	0	0	0	0	504.840
401	03	03	00	Primas por hogar a empleados	719.200	0	0	0	0	0	719.200
401	03	04	00	Primas por hijos a empleados	232.020	0	0	0	0	0	232.020
401	03	08	00	Primas de profesionalización a empleados	1.252.552	0	0	0	0	0	1.252.552
401	03	09	00	Primas por antigüedad a empleados	2.799.400	0	0	0	0	0	2.799.400
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	2.777.050	0	0	0	0	0	2.777.050
401	03	16	00	Primas por mérito a obreros	376.242	0	0	0	0	0	376.242
401	03	18	00	Primas por hogar a obreros	924.640	0	0	0	0	0	924.640
401	03	19	00	Primas por hijos de obreros	294.760	0	0	0	0	0	294.760
401	03	21	00	Primas por antigüedad a obreros	3.250.920	0	0	0	0	0	3.250.920

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	22	00	Primas de profesionalización a obreros	2.900	0	0	0	0	0	2.900
401	03	38	00	Primas por hogar al personal contratado	493.200	0	0	0	0	0	493.200
401	03	39	00	Primas por hijos al personal contratado	70.800	0	0	0	0	0	70.800
401	03	41	00	Primas por antigüedad al personal contratado	658.620	0	0	0	0	0	658.620
401	03	98	00	Otras primas a obreros	71.000	0	0	0	0	0	71.000
401	04	00	00	Complementos de sueldos y salarios	168.030.456	0	0	0	0	0	168.030.456
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	80.000	0	0	0	0	0	80.000
401	04	06	00	Complemento a empleados por comisión de servicios	4.488.850	0	0	0	0	0	4.488.850
401	04	08	00	Bono compensatorio de alimentación a empleados	11.817.040	0	0	0	0	0	11.817.040
401	04	10	00	Complemento a empleados por días feriados	400.000	0	0	0	0	0	400.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.360.000	0	0	0	0	0	1.360.000
401	04	18	00	Bono compensatorio de alimentación a obreros	14.950.208	0	0	0	0	0	14.950.208
401	04	20	00	Complemento a obreros por días feriados	2.000.000	0	0	0	0	0	2.000.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	800.000	0	0	0	0	0	800.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	20.604.072	0	0	0	0	0	20.604.072
401	04	28	00	Complemento al personal contratado por días feriados	4.000.000	0	0	0	0	0	4.000.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	22.432	0	0	0	0	0	22.432
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	448.640	0	0	0	0	0	448.640
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	100.000	0	0	0	0	0	100.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	2.133.352	0	0	0	0	0	2.133.352
401	04	96	00	Otros complementos a empleados	40.096.705	0	0	0	0	0	40.096.705
401	04	97	00	Otros complementos a obreros	42.270.957	0	0	0	0	0	42.270.957
401	04	98	00	Otros complementos al personal contratado	22.458.200	0	0	0	0	0	22.458.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	63.249.351	0	0	0	0	0	63.249.351
401	05	01	00	Aguinaldos a empleados	17.507.853	0	0	0	0	0	17.507.853
401	05	03	00	Bono vacacional a empleados	5.580.502	0	0	0	0	0	5.580.502
401	05	04	00	Aguinaldos a obreros	16.318.488	0	0	0	0	0	16.318.488
401	05	06	00	Bono vacacional a obreros	5.619.194	0	0	0	0	0	5.619.194
401	05	07	00	Aguinaldos al personal contratado	16.193.719	0	0	0	0	0	16.193.719
401	05	08	00	Bono vacacional al personal contratado	1.189.642	0	0	0	0	0	1.189.642
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de	27.890	0	0	0	0	0	27.890

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				elección popular							
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	9.874	0	0	0	0	0	9.874
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	586.857	0	0	0	0	0	586.857
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	215.332	0	0	0	0	0	215.332
401	06	00	00	Aportes patronales y legales	13.284.674	0	0	0	0	0	13.284.674
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	2.636.842	0	0	0	0	0	2.636.842
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	838.843	0	0	0	0	0	838.843
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	846.643	0	0	0	0	0	846.643
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	611.828	0	0	0	0	0	611.828
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	2.025.742	0	0	0	0	0	2.025.742
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	707.011	0	0	0	0	0	707.011
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	767.643	0	0	0	0	0	767.643
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	948.515	0	0	0	0	0	948.515
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.523.287	0	0	0	0	0	2.523.287
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	1.121.456	0	0	0	0	0	1.121.456
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	3.126	0	0	0	0	0	3.126
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	4.042	0	0	0	0	0	4.042
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	2.695	0	0	0	0	0	2.695
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	94.221	0	0	0	0	0	94.221
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	76.390	0	0	0	0	0	76.390
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	76.390	0	0	0	0	0	76.390
401	07	00	00	Asistencia socio-económica	77.829.982	0	0	0	0	0	77.829.982
401	07	01	00	Capacitación y adiestramiento a empleados	150.000	0	0	0	0	0	150.000
401	07	02	00	Becas a empleados	1.783.156	0	0	0	0	0	1.783.156
401	07	03	00	Ayudas por matrimonio a empleados	5.800	0	0	0	0	0	5.800
401	07	04	00	Ayudas por nacimiento de hijos a empleados	6.000	0	0	0	0	0	6.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	5.291.810	0	0	0	0	0	5.291.810
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	6.477.394	0	0	0	0	0	6.477.394
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	14.903.392	0	0	0	0	0	14.903.392

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.324.795	0	0	0	0	0	1.324.795
401	07	10	00	Dotación de uniformes a empleados	1.165.920	0	0	0	0	0	1.165.920
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.451.223	0	0	0	0	0	1.451.223
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	1.104.107	0	0	0	0	0	1.104.107
401	07	17	00	Capacitación y adiestramiento a obreros	105.000	0	0	0	0	0	105.000
401	07	18	00	Becas a obreros	1.804.806	0	0	0	0	0	1.804.806
401	07	19	00	Ayudas por matrimonio de obreros	2.300	0	0	0	0	0	2.300
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.400	0	0	0	0	0	2.400
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	5.862.432	0	0	0	0	0	5.862.432
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	5.757.313	0	0	0	0	0	5.757.313
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	12.529.823	0	0	0	0	0	12.529.823
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.149.040	0	0	0	0	0	2.149.040
401	07	26	00	Dotación de uniformes a obreros	8.753.004	0	0	0	0	0	8.753.004
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	2.003.192	0	0	0	0	0	2.003.192
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.739.000	0	0	0	0	0	1.739.000
401	07	33	00	Asistencia socio-económica al personal contratado	1.000.000	0	0	0	0	0	1.000.000
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	4.608	0	0	0	0	0	4.608
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	5.209	0	0	0	0	0	5.209
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	92.160	0	0	0	0	0	92.160
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	141.098	0	0	0	0	0	141.098
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	0	50.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	200.000	0	0	0	0	0	200.000
401	07	96	00	Otras subvenciones a empleados	885.000	0	0	0	0	0	885.000
401	07	97	00	Otras subvenciones a obreros	1.080.000	0	0	0	0	0	1.080.000
401	08	00	00	Prestaciones sociales e indemnizaciones	48.507.353	0	0	0	0	0	48.507.353
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	16.483.138	0	0	0	0	0	16.483.138
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	17.325.827	0	0	0	0	0	17.325.827
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	14.199.599	0	0	0	0	0	14.199.599
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	45.678	0	0	0	0	0	45.678

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	453.111	0	0	0	0	0	453.111
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**98.069.637**	**0**	**0**	**0**	**0**	**0**	**98.069.637**
402	01	00	00	Productos alimenticios y agropecuarios	44.149.009	0	0	0	0	0	44.149.009
402	01	01	00	Alimentos y bebidas para personas	43.669.009	0	0	0	0	0	43.669.009
402	01	02	00	Alimentos para animales	330.000	0	0	0	0	0	330.000
402	01	03	00	Productos agrícolas y pecuarios	150.000	0	0	0	0	0	150.000
402	02	00	00	Productos de minas, canteras y yacimientos	672.000	0	0	0	0	0	672.000
402	02	02	00	Petróleo crudo y gas natural	50.000	0	0	0	0	0	50.000
402	02	03	00	Mineral de hierro	50.000	0	0	0	0	0	50.000
402	02	04	00	Mineral no ferroso	50.000	0	0	0	0	0	50.000
402	02	05	00	Piedra, arcilla, arena y tierra	522.000	0	0	0	0	0	522.000
402	03	00	00	Textiles y vestuarios	3.627.218	0	0	0	0	0	3.627.218
402	03	01	00	Textiles	2.150.000	0	0	0	0	0	2.150.000
402	03	02	00	Prendas de vestir	1.431.818	0	0	0	0	0	1.431.818
402	03	03	00	Calzados	45.400	0	0	0	0	0	45.400
402	04	00	00	Productos de cuero y caucho	924.130	0	0	0	0	0	924.130
402	04	02	00	Productos de cuero y sucedáneos del cuero	411.000	0	0	0	0	0	411.000
402	04	03	00	Cauchos y tripas para vehículos	513.130	0	0	0	0	0	513.130
402	05	00	00	Productos de papel, cartón e impresos	7.951.248	0	0	0	0	0	7.951.248
402	05	01	00	Pulpa de madera, papel y cartón	3.187.300	0	0	0	0	0	3.187.300
402	05	02	00	Envases y cajas de papel y cartón	640.500	0	0	0	0	0	640.500
402	05	03	00	Productos de papel y cartón para oficina	2.865.448	0	0	0	0	0	2.865.448
402	05	04	00	Libros, revistas y periódicos	212.000	0	0	0	0	0	212.000
402	05	05	00	Material de enseñanza	30.000	0	0	0	0	0	30.000
402	05	06	00	Productos de papel y cartón para computación	81.000	0	0	0	0	0	81.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	905.000	0	0	0	0	0	905.000
402	05	99	00	Otros productos de pulpa, papel y cartón	30.000	0	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	10.511.665	0	0	0	0	0	10.511.665
402	06	01	00	Sustancias químicas y de uso industrial	192.000	0	0	0	0	0	192.000
402	06	02	00	Abonos, plaguicidas y otros	510.000	0	0	0	0	0	510.000
402	06	03	00	Tintas, pinturas y colorantes	2.716.550	0	0	0	0	0	2.716.550

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	04	00	Productos farmacéuticos y medicamentos	1.000.000	0	0	0	0	0	1.000.000
402	06	05	00	Productos de tocador	635.540	0	0	0	0	0	635.540
402	06	06	00	Combustibles y lubricantes	278.920	0	0	0	0	0	278.920
402	06	08	00	Productos plásticos	5.178.655	0	0	0	0	0	5.178.655
402	07	00	00	Productos minerales no metálicos	1.491.000	0	0	0	0	0	1.491.000
402	07	01	00	Productos de barro, loza y porcelana	30.000	0	0	0	0	0	30.000
402	07	02	00	Vidrios y productos de vidrio	306.000	0	0	0	0	0	306.000
402	07	03	00	Productos de arcilla para construcción	535.000	0	0	0	0	0	535.000
402	07	04	00	Cemento, cal y yeso	620.000	0	0	0	0	0	620.000
402	08	00	00	Productos metálicos	7.197.500	0	0	0	0	0	7.197.500
402	08	01	00	Productos primarios de hierro y acero	340.000	0	0	0	0	0	340.000
402	08	02	00	Productos de metales no ferrosos	500.000	0	0	0	0	0	500.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.191.500	0	0	0	0	0	1.191.500
402	08	04	00	Productos metálicos estructurales	300.000	0	0	0	0	0	300.000
402	08	07	00	Material de señalamiento	50.000	0	0	0	0	0	50.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	4.240.000	0	0	0	0	0	4.240.000
402	08	10	00	Repuestos y accesorios para otros equipos	571.000	0	0	0	0	0	571.000
402	08	99	00	Otros productos metálicos	5.000	0	0	0	0	0	5.000
402	09	00	00	Productos de madera	1.000.000	0	0	0	0	0	1.000.000
402	09	01	00	Productos primarios de madera	500.000	0	0	0	0	0	500.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	500.000	0	0	0	0	0	500.000
402	10	00	00	Productos varios y útiles diversos	16.056.347	0	0	0	0	0	16.056.347
402	10	01	00	Artículos de deporte, recreación y juguetes	97.000	0	0	0	0	0	97.000
402	10	02	00	Materiales y útiles de limpieza y aseo	4.088.606	0	0	0	0	0	4.088.606
402	10	03	00	Utensilios de cocina y comedor	2.680.000	0	0	0	0	0	2.680.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	60.000	0	0	0	0	0	60.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	657.980	0	0	0	0	0	657.980
402	10	06	00	Condecoraciones, ofrendas y similares	375.000	0	0	0	0	0	375.000
402	10	07	00	Productos de seguridad en el trabajo	672.492	0	0	0	0	0	672.492
402	10	08	00	Materiales para equipos de computación	4.824.394	0	0	0	0	0	4.824.394
402	10	10	00	Útiles religiosos	6.000	0	0	0	0	0	6.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	11	00	Materiales eléctricos	1.177.675	0	0	0	0	0	1.177.675
402	10	12	00	Materiales para instalaciones sanitarias	800.000	0	0	0	0	0	800.000
402	10	99	00	Otros productos y útiles diversos	617.200	0	0	0	0	0	617.200
402	99	00	00	Otros materiales y suministros	4.489.520	0	0	0	0	0	4.489.520
402	99	01	00	Otros materiales y suministros	4.489.520	0	0	0	0	0	4.489.520
403	**00**	**00**	**00**	**Servicios no personales**	**114.049.133**	**0**	**0**	**0**	**0**	**0**	**114.049.133**
403	02	00	00	Alquileres de maquinaria y equipos	903.000	0	0	0	0	0	903.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.000	0	0	0	0	0	3.000
403	02	99	00	Alquileres de otras maquinaria y equipos	900.000	0	0	0	0	0	900.000
403	04	00	00	Servicios básicos	12.786.335	0	0	0	0	0	12.786.335
403	04	01	00	Electricidad	1.068.009	0	0	0	0	0	1.068.009
403	04	02	00	Gas	20.000	0	0	0	0	0	20.000
403	04	03	00	Agua	1.132.182	0	0	0	0	0	1.132.182
403	04	04	00	Teléfonos	8.847.491	0	0	0	0	0	8.847.491
403	04	05	00	Servicio de comunicaciones	1.643.036	0	0	0	0	0	1.643.036
403	04	06	00	Servicio de aseo urbano y domiciliario	45.617	0	0	0	0	0	45.617
403	04	07	00	Servicio de condominio	30.000	0	0	0	0	0	30.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	2.000	0	0	0	0	0	2.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	2.000	0	0	0	0	0	2.000
403	06	00	00	Servicios de transporte y almacenaje	28.000	0	0	0	0	0	28.000
403	06	01	00	Fletes y embalajes	8.000	0	0	0	0	0	8.000
403	06	03	00	Estacionamiento	20.000	0	0	0	0	0	20.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	14.136.071	0	0	0	0	0	14.136.071
403	07	01	00	Publicidad y propaganda	157.911	0	0	0	0	0	157.911
403	07	02	00	Imprenta y reproducción	1.658.000	0	0	0	0	0	1.658.000
403	07	03	00	Relaciones sociales	12.090.000	0	0	0	0	0	12.090.000
403	07	04	00	Avisos	230.160	0	0	0	0	0	230.160
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	2.229.800	0	0	0	0	0	2.229.800
403	08	01	00	Primas y gastos de seguros	2.218.100	0	0	0	0	0	2.218.100
403	08	02	00	Comisiones y gastos bancarios	11.700	0	0	0	0	0	11.700
403	09	00	00	Viáticos y pasajes	33.184.258	0	0	0	0	0	33.184.258

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	01	00	Viáticos y pasajes dentro del pais	15.295.000	0	0	0	0	0	15.295.000
403	09	02	00	Viáticos y pasajes fuera del país	17.889.258	0	0	0	0	0	17.889.258
403	10	00	00	Servicios profesionales y técnicos	4.708.509	0	0	0	0	0	4.708.509
403	10	01	00	Servicios jurídicos	50.000	0	0	0	0	0	50.000
403	10	03	00	Servicios de procesamiento de datos	485.100	0	0	0	0	0	485.100
403	10	06	00	Servicios de veterinaria	60.000	0	0	0	0	0	60.000
403	10	07	00	Servicios de capacitación y adiestramiento	463.800	0	0	0	0	0	463.800
403	10	09	00	Servicios de lavandería y tintorería	1.156.841	0	0	0	0	0	1.156.841
403	10	11	00	Servicios para la elaboración y suministro de comida	1.435.200	0	0	0	0	0	1.435.200
403	10	99	00	Otros servicios profesionales y técnicos	1.057.568	0	0	0	0	0	1.057.568
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	7.742.559	0	0	0	0	0	7.742.559
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	500.000	0	0	0	0	0	500.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	5.231.917	0	0	0	0	0	5.231.917
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	401.500	0	0	0	0	0	401.500
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.154.142	0	0	0	0	0	1.154.142
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	405.000	0	0	0	0	0	405.000
403	12	00	00	Conservación y reparaciones menores de obras	3.931.723	0	0	0	0	0	3.931.723
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.931.723	0	0	0	0	0	3.931.723
403	16	00	00	Servicios de diversión, esparcimiento y culturales	4.420.550	0	0	0	0	0	4.420.550
403	16	01	00	Servicios de diversión, esparcimiento y culturales	4.420.550	0	0	0	0	0	4.420.550
403	18	00	00	Impuestos indirectos	26.759.049	0	0	0	0	0	26.759.049
403	18	01	00	Impuesto al valor agregado	26.758.709	0	0	0	0	0	26.758.709
403	18	99	00	Otros impuestos indirectos	340	0	0	0	0	0	340
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	861.279	0	0	0	0	0	861.279
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	861.279	0	0	0	0	0	861.279
403	99	00	00	Otros servicios no personales	2.356.000	0	0	0	0	0	2.356.000
403	99	01	00	Otros servicios no personales	2.356.000	0	0	0	0	0	2.356.000
404	**00**	**00**	**00**	**Activos reales**	**8.626.424**	**0**	**0**	**0**	**0**	**0**	**8.626.424**
404	01	00	00	Repuestos y reparaciones mayores	1.915.000	0	0	0	0	0	1.915.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	00	Repuestos mayores	1.000.000	0	0	0	0	0	1.000.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	600.000	0	0	0	0	0	600.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	915.000	0	0	0	0	0	915.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	15.000	0	0	0	0	0	15.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	900.000	0	0	0	0	0	900.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	520.000	0	0	0	0	0	520.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	100.000	0	0	0	0	0	100.000
404	03	05	00	Maquinaria y equipos industriales y de taller	400.000	0	0	0	0	0	400.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000
404	04	00	00	Equipos de transporte, tracción y elevación	282.000	0	0	0	0	0	282.000
404	04	01	00	Vehículos automotores terrestres	282.000	0	0	0	0	0	282.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	589.806	0	0	0	0	0	589.806
404	05	01	00	Equipos de telecomunicaciones	492.806	0	0	0	0	0	492.806
404	05	02	00	Equipos de señalamiento	3.000	0	0	0	0	0	3.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	94.000	0	0	0	0	0	94.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	20.000	0	0	0	0	0	20.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	20.000	0	0	0	0	0	20.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	204.100	0	0	0	0	0	204.100
404	07	01	00	Equipos científicos y de laboratorio	30.000	0	0	0	0	0	30.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	31.750	0	0	0	0	0	31.750
404	07	03	00	Obras de arte	30.000	0	0	0	0	0	30.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	20.000	0	0	0	0	0	20.000
404	07	06	00	Instrumentos musicales y equipos de audio	50.000	0	0	0	0	0	50.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	42.350	0	0	0	0	0	42.350
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.490.518	0	0	0	0	0	4.490.518
404	09	01	00	Mobiliario y equipos de oficina	1.712.500	0	0	0	0	0	1.712.500
404	09	02	00	Equipos de computación	1.175.110	0	0	0	0	0	1.175.110
404	09	03	00	Mobiliario y equipos de alojamiento	1.552.908	0	0	0	0	0	1.552.908
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	11	00	00	Inmuebles, maquinaria y equipos usados	570.000	0	0	0	0	0	570.000
404	11	04	00	Expropiación de edificios e instalaciones	570.000	0	0	0	0	0	570.000
404	12	00	00	Activos intangibles	35.000	0	0	0	0	0	35.000
404	12	04	00	Paquetes y programas de computación	35.000	0	0	0	0	0	35.000
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**1.500.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	1.500.000	0	0	0	0	0	1.500.000
406	01	01	00	Gastos de defensa y seguridad del Estado	1.500.000	0	0	0	0	0	1.500.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**3.614.009.251**	**257.167.898**	**0**	**0**	**0**	**0**	**3.871.177.149**
407	01	00	00	Transferencias y donaciones corrientes internas	3.614.009.251	0	0	0	0	0	3.614.009.251
407	01	01	00	Transferencias corrientes internas al sector privado	196.043.973	0	0	0	0	0	196.043.973
407	01	01	01	Pensiones del personal empleado, obrero y militar	113.841.016	0	0	0	0	0	113.841.016
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	12.878.518	0	0	0	0	0	12.878.518
407	01	01	03	Becas escolares	36.720.000	0	0	0	0	0	36.720.000
407	01	01	04	Becas universitarias en el país	9.180.000	0	0	0	0	0	9.180.000
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.569.254	0	0	0	0	0	1.569.254
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	465.826	0	0	0	0	0	465.826
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	2.941.017	0	0	0	0	0	2.941.017
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	2.669.134	0	0	0	0	0	2.669.134
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	3.499.945	0	0	0	0	0	3.499.945
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	1.004.858	0	0	0	0	0	1.004.858
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	5.475.326	0	0	0	0	0	5.475.326
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	5.799.079	0	0	0	0	0	5.799.079
407	01	02	00	Donaciones corrientes internas al sector privado	66.969.874	0	0	0	0	0	66.969.874
407	01	02	01	Donaciones corrientes a personas	66.969.874	0	0	0	0	0	66.969.874
407	01	03	00	Transferencias corrientes internas al sector público	3.350.995.404	0	0	0	0	0	3.350.995.404
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	3.314.400.524	0	0	0	0	0	3.314.400.524
407	01	03	99	Otras transferencias corrientes internas al sector público	36.594.880	0	0	0	0	0	36.594.880
407	03	00	00	Transferencias y donaciones de capital internas	0	257.167.898	0	0	0	0	257.167.898
407	03	03	00	Transferencias de capital internas al sector público	0	257.167.898	0	0	0	0	257.167.898
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	257.167.898	0	0	0	0	257.167.898

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**4.294.262.231**	**257.167.898**	**0**	**0**	**0**	**0**	**4.551.430.129**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 114480 370033000 SERVICIO DE SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO PRESIDENCIAL

OBJETIVO DEL PROYECTO: PRESTAR AL CIUDADANO PRESIDENTE DE LA REPÚBLICA Y A SUS FAMILIARES INMEDIATOS LOS HONORES, ASÍ COMO LAS DISTINCIONES QUE CORRESPONDA A SU ALTA INVESTIDURA, DE IGUAL MANERA CUMPLIR CON LA SEGURIDAD; ASIMISMO CUSTODIAR LAS INSTALACIONES PRESIDENCIALES Y LUGARES DONDE EJERZA SUS FUNCIONES, PRESTAR LOS SERVICIOS DE TRANSPORTE AÉREO NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: SERVICIO

META: 1.095

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**11.135.520**	**0**	**0**	**0**	**0**	**0**	**11.135.520**
401	04	00	00	Complementos de sueldos y salarios	11.135.520	0	0	0	0	0	11.135.520
401	04	96	00	Otros complementos a empleados	7.624.320	0	0	0	0	0	7.624.320
401	04	97	00	Otros complementos a obreros	3.511.200	0	0	0	0	0	3.511.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**6.291.394**	**0**	**0**	**0**	**0**	**0**	**6.291.394**
402	01	00	00	Productos alimenticios y agropecuarios	551.500	0	0	0	0	0	551.500
402	01	01	00	Alimentos y bebidas para personas	271.500	0	0	0	0	0	271.500
402	01	02	00	Alimentos para animales	280.000	0	0	0	0	0	280.000
402	02	00	00	Productos de minas, canteras y yacimientos	102.000	0	0	0	0	0	102.000
402	02	05	00	Piedra, arcilla, arena y tierra	102.000	0	0	0	0	0	102.000
402	03	00	00	Textiles y vestuarios	1.150.000	0	0	0	0	0	1.150.000
402	03	01	00	Textiles	250.000	0	0	0	0	0	250.000
402	03	02	00	Prendas de vestir	900.000	0	0	0	0	0	900.000
402	04	00	00	Productos de cuero y caucho	332.990	0	0	0	0	0	332.990
402	04	03	00	Cauchos y tripas para vehículos	332.990	0	0	0	0	0	332.990
402	05	00	00	Productos de papel, cartón e impresos	433.448	0	0	0	0	0	433.448
402	05	01	00	Pulpa de madera, papel y cartón	11.500	0	0	0	0	0	11.500
402	05	02	00	Envases y cajas de papel y cartón	500	0	0	0	0	0	500
402	05	03	00	Productos de papel y cartón para oficina	410.448	0	0	0	0	0	410.448
402	05	06	00	Productos de papel y cartón para computación	11.000	0	0	0	0	0	11.000
402	06	00	00	Productos químicos y derivados	380.350	0	0	0	0	0	380.350
402	06	03	00	Tintas, pinturas y colorantes	267.350	0	0	0	0	0	267.350
402	06	06	00	Combustibles y lubricantes	107.000	0	0	0	0	0	107.000
402	06	08	00	Productos plásticos	6.000	0	0	0	0	0	6.000
402	08	00	00	Productos metálicos	2.287.000	0	0	0	0	0	2.287.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.000	0	0	0	0	0	2.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.285.000	0	0	0	0	0	2.285.000
402	10	00	00	Productos varios y útiles diversos	1.054.106	0	0	0	0	0	1.054.106

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 114480 370033000 SERVICIO DE SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO PRESIDENCIAL

OBJETIVO DEL PROYECTO: PRESTAR AL CIUDADANO PRESIDENTE DE LA REPÚBLICA Y A SUS FAMILIARES INMEDIATOS LOS HONORES, ASÍ COMO LAS DISTINCIONES QUE CORRESPONDA A SU ALTA INVESTIDURA, DE IGUAL MANERA CUMPLIR CON LA SEGURIDAD; ASIMISMO CUSTODIAR LAS INSTALACIONES PRESIDENCIALES Y LUGARES DONDE EJERZA SUS FUNCIONES, PRESTAR LOS SERVICIOS DE TRANSPORTE AÉREO NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.095

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	180.106	0	0	0	0	0	180.106
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	16.000	0	0	0	0	0	16.000
402	10	06	00	Condecoraciones, ofrendas y similares	140.000	0	0	0	0	0	140.000
402	10	08	00	Materiales para equipos de computación	715.000	0	0	0	0	0	715.000
402	10	11	00	Materiales eléctricos	3.000	0	0	0	0	0	3.000
403	**00**	**00**	**00**	**Servicios no personales**	**6.805.566**	**0**	**0**	**0**	**0**	**0**	**6.805.566**
403	09	00	00	Viáticos y pasajes	3.209.258	0	0	0	0	0	3.209.258
403	09	01	00	Viáticos y pasajes dentro del país	1.540.000	0	0	0	0	0	1.540.000
403	09	02	00	Viáticos y pasajes fuera del país	1.669.258	0	0	0	0	0	1.669.258
403	10	00	00	Servicios profesionales y técnicos	295.244	0	0	0	0	0	295.244
403	10	09	00	Servicios de lavandería y tintorería	295.244	0	0	0	0	0	295.244
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.995.197	0	0	0	0	0	2.995.197
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.995.197	0	0	0	0	0	2.995.197
403	18	00	00	Impuestos indirectos	305.867	0	0	0	0	0	305.867
403	18	01	00	Impuesto al valor agregado	305.867	0	0	0	0	0	305.867
404	**00**	**00**	**00**	**Activos reales**	**267.520**	**0**	**0**	**0**	**0**	**0**	**267.520**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	267.520	0	0	0	0	0	267.520
404	09	01	00	Mobiliario y equipos de oficina	80.000	0	0	0	0	0	80.000
404	09	02	00	Equipos de computación	87.112	0	0	0	0	0	87.112
404	09	03	00	Mobiliario y equipos de alojamiento	100.408	0	0	0	0	0	100.408
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**1.500.000**	**0**	**0**	**0**	**0**	**0**	**1.500.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	1.500.000	0	0	0	0	0	1.500.000
406	01	01	00	Gastos de defensa y seguridad del Estado	1.500.000	0	0	0	0	0	1.500.000
				Totales	**26.000.000**	**0**	**0**	**0**	**0**	**0**	**26.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 114480 370033000 SERVICIO DE SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO PRESIDENCIAL

OBJETIVO DEL PROYECTO: PRESTAR AL CIUDADANO PRESIDENTE DE LA REPÚBLICA Y A SUS FAMILIARES INMEDIATOS LOS HONORES, ASÍ COMO LAS DISTINCIONES QUE CORRESPONDA A SU ALTA INVESTIDURA, DE IGUAL MANERA CUMPLIR CON LA SEGURIDAD; ASIMISMO CUSTODIAR LAS INSTALACIONES PRESIDENCIALES Y LUGARES DONDE EJERZA SUS FUNCIONES, PRESTAR LOS SERVICIOS DE TRANSPORTE AÉREO NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: SERVICIO

META: 1.095

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 114480 370033000 SERVICIO DE SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO PRESIDENCIAL

OBJETIVO DEL PROYECTO: PRESTAR AL CIUDADANO PRESIDENTE DE LA REPÚBLICA Y A SUS FAMILIARES INMEDIATOS LOS HONORES, ASÍ COMO LAS DISTINCIONES QUE CORRESPONDA A SU ALTA INVESTIDURA, DE IGUAL MANERA CUMPLIR CON LA SEGURIDAD; ASIMISMO CUSTODIAR LAS INSTALACIONES PRESIDENCIALES Y LUGARES DONDE EJERZA SUS FUNCIONES, PRESTAR LOS SERVICIOS DE TRANSPORTE AÉREO NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.095

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 370033001 SEGURIDAD PRESIDENCIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 365

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**9.710.976**	**0**	**0**	**0**	**0**	0	**9.710.976**
401	04	00	00	Complementos de sueldos y salarios	9.710.976	0	0	0	0	0	9.710.976
401	04	96	00	Otros complementos a empleados	7.423.680	0	0	0	0	0	7.423.680
401	04	97	00	Otros complementos a obreros	2.287.296	0	0	0	0	0	2.287.296
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.904.138**	**0**	**0**	**0**	**0**	0	**1.904.138**
402	01	00	00	Productos alimenticios y agropecuarios	386.500	0	0	0	0	0	386.500
402	01	01	00	Alimentos y bebidas para personas	106.500	0	0	0	0	0	106.500
402	01	02	00	Alimentos para animales	280.000	0	0	0	0	0	280.000
402	03	00	00	Textiles y vestuarios	150.000	0	0	0	0	0	150.000
402	03	02	00	Prendas de vestir	150.000	0	0	0	0	0	150.000
402	04	00	00	Productos de cuero y caucho	146.990	0	0	0	0	0	146.990
402	04	03	00	Cauchos y tripas para vehículos	146.990	0	0	0	0	0	146.990
402	05	00	00	Productos de papel, cartón e impresos	160.948	0	0	0	0	0	160.948
402	05	01	00	Pulpa de madera, papel y cartón	10.500	0	0	0	0	0	10.500
402	05	03	00	Productos de papel y cartón para oficina	150.448	0	0	0	0	0	150.448
402	06	00	00	Productos químicos y derivados	122.350	0	0	0	0	0	122.350
402	06	03	00	Tintas, pinturas y colorantes	27.350	0	0	0	0	0	27.350
402	06	06	00	Combustibles y lubricantes	95.000	0	0	0	0	0	95.000
402	08	00	00	Productos metálicos	235.000	0	0	0	0	0	235.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	235.000	0	0	0	0	0	235.000
402	10	00	00	Productos varios y útiles diversos	702.350	0	0	0	0	0	702.350
402	10	02	00	Materiales y útiles de limpieza y aseo	127.350	0	0	0	0	0	127.350
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	06	00	Condecoraciones, ofrendas y similares	140.000	0	0	0	0	0	140.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 114480 370033000 SERVICIO DE SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO PRESIDENCIAL

OBJETIVO DEL PROYECTO: PRESTAR AL CIUDADANO PRESIDENTE DE LA REPÚBLICA Y A SUS FAMILIARES INMEDIATOS LOS HONORES, ASÍ COMO LAS DISTINCIONES QUE CORRESPONDA A SU ALTA INVESTIDURA, DE IGUAL MANERA CUMPLIR CON LA SEGURIDAD; ASIMISMO CUSTODIAR LAS INSTALACIONES PRESIDENCIALES Y LUGARES DONDE EJERZA SUS FUNCIONES, PRESTAR LOS SERVICIOS DE TRANSPORTE AÉREO NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.095

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 370033001 SEGURIDAD PRESIDENCIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 365

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	425.000	0	0	0	0	0	425.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.647.305**	**0**	**0**	**0**	**0**	0	**3.647.305**
403	09	00	00	Viáticos y pasajes	2.709.258	0	0	0	0	0	2.709.258
403	09	01	00	Viáticos y pasajes dentro del país	1.040.000	0	0	0	0	0	1.040.000
403	09	02	00	Viáticos y pasajes fuera del país	1.669.258	0	0	0	0	0	1.669.258
403	10	00	00	Servicios profesionales y técnicos	120.000	0	0	0	0	0	120.000
403	10	09	00	Servicios de lavandería y tintorería	120.000	0	0	0	0	0	120.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	512.180	0	0	0	0	0	512.180
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	512.180	0	0	0	0	0	512.180
403	18	00	00	Impuestos indirectos	305.867	0	0	0	0	0	305.867
403	18	01	00	Impuesto al valor agregado	305.867	0	0	0	0	0	305.867
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**400.000**	**0**	**0**	**0**	**0**	0	**400.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	400.000	0	0	0	0	0	400.000
406	01	01	00	Gastos de defensa y seguridad del Estado	400.000	0	0	0	0	0	400.000
				Totales	**15.662.419**	**0**	**0**	**0**	**0**	0	**15.662.419**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 114480 370033000 SERVICIO DE SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO PRESIDENCIAL

OBJETIVO DEL PROYECTO: PRESTAR AL CIUDADANO PRESIDENTE DE LA REPÚBLICA Y A SUS FAMILIARES INMEDIATOS LOS HONORES, ASÍ COMO LAS DISTINCIONES QUE CORRESPONDA A SU ALTA INVESTIDURA, DE IGUAL MANERA CUMPLIR CON LA SEGURIDAD; ASIMISMO CUSTODIAR LAS INSTALACIONES PRESIDENCIALES Y LUGARES DONDE EJERZA SUS FUNCIONES, PRESTAR LOS SERVICIOS DE TRANSPORTE AÉREO NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.095

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 370033002 CUSTODIA PRESIDENCIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 365

RESPONSABLE/EJECUTOR: BRIGADA DE LA GUARDIA DE HONOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.364.352**	**0**	**0**	**0**	**0**	0	**1.364.352**
401	04	00	00	Complementos de sueldos y salarios	1.364.352	0	0	0	0	0	1.364.352
401	04	96	00	Otros complementos a empleados	140.448	0	0	0	0	0	140.448
401	04	97	00	Otros complementos a obreros	1.223.904	0	0	0	0	0	1.223.904
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.387.256**	**0**	**0**	**0**	**0**	0	**2.387.256**
402	01	00	00	Productos alimenticios y agropecuarios	165.000	0	0	0	0	0	165.000
402	01	01	00	Alimentos y bebidas para personas	165.000	0	0	0	0	0	165.000
402	02	00	00	Productos de minas, canteras y yacimientos	102.000	0	0	0	0	0	102.000
402	02	05	00	Piedra, arcilla, arena y tierra	102.000	0	0	0	0	0	102.000
402	03	00	00	Textiles y vestuarios	1.000.000	0	0	0	0	0	1.000.000
402	03	01	00	Textiles	250.000	0	0	0	0	0	250.000
402	03	02	00	Prendas de vestir	750.000	0	0	0	0	0	750.000
402	04	00	00	Productos de cuero y caucho	186.000	0	0	0	0	0	186.000
402	04	03	00	Cauchos y tripas para vehículos	186.000	0	0	0	0	0	186.000
402	05	00	00	Productos de papel, cartón e impresos	272.500	0	0	0	0	0	272.500
402	05	01	00	Pulpa de madera, papel y cartón	1.000	0	0	0	0	0	1.000
402	05	02	00	Envases y cajas de papel y cartón	500	0	0	0	0	0	500
402	05	03	00	Productos de papel y cartón para oficina	260.000	0	0	0	0	0	260.000
402	05	06	00	Productos de papel y cartón para computación	11.000	0	0	0	0	0	11.000
402	06	00	00	Productos químicos y derivados	258.000	0	0	0	0	0	258.000
402	06	03	00	Tintas, pinturas y colorantes	240.000	0	0	0	0	0	240.000
402	06	06	00	Combustibles y lubricantes	12.000	0	0	0	0	0	12.000
402	06	08	00	Productos plásticos	6.000	0	0	0	0	0	6.000
402	08	00	00	Productos metálicos	52.000	0	0	0	0	0	52.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 114480 370033000 SERVICIO DE SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO PRESIDENCIAL

OBJETIVO DEL PROYECTO: PRESTAR AL CIUDADANO PRESIDENTE DE LA REPÚBLICA Y A SUS FAMILIARES INMEDIATOS LOS HONORES, ASÍ COMO LAS DISTINCIONES QUE CORRESPONDA A SU ALTA INVESTIDURA, DE IGUAL MANERA CUMPLIR CON LA SEGURIDAD; ASIMISMO CUSTODIAR LAS INSTALACIONES PRESIDENCIALES Y LUGARES DONDE EJERZA SUS FUNCIONES, PRESTAR LOS SERVICIOS DE TRANSPORTE AÉREO NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.095

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 370033002 CUSTODIA PRESIDENCIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 365

RESPONSABLE/EJECUTOR: BRIGADA DE LA GUARDIA DE HONOR

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.000	0	0	0	0	0	2.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	50.000	0	0	0	0	0	50.000
402	10	00	00	Productos varios y útiles diversos	351.756	0	0	0	0	0	351.756
402	10	02	00	Materiales y útiles de limpieza y aseo	52.756	0	0	0	0	0	52.756
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	6.000	0	0	0	0	0	6.000
402	10	08	00	Materiales para equipos de computación	290.000	0	0	0	0	0	290.000
402	10	11	00	Materiales eléctricos	3.000	0	0	0	0	0	3.000
403	**00**	**00**	**00**	**Servicios no personales**	**675.244**	**0**	**0**	**0**	**0**	0	**675.244**
403	09	00	00	Viáticos y pasajes	500.000	0	0	0	0	0	500.000
403	09	01	00	Viáticos y pasajes dentro del país	500.000	0	0	0	0	0	500.000
403	10	00	00	Servicios profesionales y técnicos	175.244	0	0	0	0	0	175.244
403	10	09	00	Servicios de lavandería y tintorería	175.244	0	0	0	0	0	175.244
404	**00**	**00**	**00**	**Activos reales**	**267.520**	**0**	**0**	**0**	**0**	0	**267.520**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	267.520	0	0	0	0	0	267.520
404	09	01	00	Mobiliario y equipos de oficina	80.000	0	0	0	0	0	80.000
404	09	02	00	Equipos de computación	87.112	0	0	0	0	0	87.112
404	09	03	00	Mobiliario y equipos de alojamiento	100.408	0	0	0	0	0	100.408
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**700.000**	**0**	**0**	**0**	**0**	0	**700.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	700.000	0	0	0	0	0	700.000
406	01	01	00	Gastos de defensa y seguridad del Estado	700.000	0	0	0	0	0	700.000
				Totales	**5.394.372**	**0**	**0**	**0**	**0**	0	**5.394.372**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 114480 370033000 SERVICIO DE SEGURIDAD, CUSTODIA Y TRANSPORTE AÉREO PRESIDENCIAL

OBJETIVO DEL PROYECTO: PRESTAR AL CIUDADANO PRESIDENTE DE LA REPÚBLICA Y A SUS FAMILIARES INMEDIATOS LOS HONORES, ASÍ COMO LAS DISTINCIONES QUE CORRESPONDA A SU ALTA INVESTIDURA, DE IGUAL MANERA CUMPLIR CON LA SEGURIDAD; ASIMISMO CUSTODIAR LAS INSTALACIONES PRESIDENCIALES Y LUGARES DONDE EJERZA SUS FUNCIONES, PRESTAR LOS SERVICIOS DE TRANSPORTE AÉREO NACIONAL E INTERNACIONAL.

UNIDAD DE MEDIDA: SERVICIO **META:** 1.095

RESPONSABLE/EJECUTOR: GUARDIA DE HONOR PRESIDENCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 370033003 TRANSPORTE AÉREO PRESIDENCIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 365

RESPONSABLE/EJECUTOR: GRUPO AÉREO DE TRANSPORTE PRESIDENCIAL N° 4

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**60.192**	**0**	**0**	**0**	**0**	0	**60.192**
401	04	00	00	Complementos de sueldos y salarios	60.192	0	0	0	0	0	60.192
401	04	96	00	Otros complementos a empleados	60.192	0	0	0	0	0	60.192
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**2.000.000**	**0**	**0**	**0**	**0**	0	**2.000.000**
402	08	00	00	Productos metálicos	2.000.000	0	0	0	0	0	2.000.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	2.000.000	0	0	0	0	0	2.000.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.483.017**	**0**	**0**	**0**	**0**	0	**2.483.017**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	2.483.017	0	0	0	0	0	2.483.017
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.483.017	0	0	0	0	0	2.483.017
406	**00**	**00**	**00**	**Gastos de defensa y seguridad del estado**	**400.000**	**0**	**0**	**0**	**0**	0	**400.000**
406	01	00	00	Gastos de defensa y seguridad del Estado	400.000	0	0	0	0	0	400.000
406	01	01	00	Gastos de defensa y seguridad del Estado	400.000	0	0	0	0	0	400.000
				Totales	**4.943.209**	**0**	**0**	**0**	**0**	0	**4.943.209**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO

META: 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**90.072.343**	**0**	**0**	**0**	**0**	**0**	**90.072.343**
402	01	00	00	Productos alimenticios y agropecuarios	43.511.509	0	0	0	0	0	43.511.509
402	01	01	00	Alimentos y bebidas para personas	43.311.509	0	0	0	0	0	43.311.509
402	01	02	00	Alimentos para animales	50.000	0	0	0	0	0	50.000
402	01	03	00	Productos agrícolas y pecuarios	150.000	0	0	0	0	0	150.000
402	02	00	00	Productos de minas, canteras y yacimientos	570.000	0	0	0	0	0	570.000
402	02	02	00	Petróleo crudo y gas natural	50.000	0	0	0	0	0	50.000
402	02	03	00	Mineral de hierro	50.000	0	0	0	0	0	50.000
402	02	04	00	Mineral no ferroso	50.000	0	0	0	0	0	50.000
402	02	05	00	Piedra, arcilla, arena y tierra	420.000	0	0	0	0	0	420.000
402	03	00	00	Textiles y vestuarios	2.443.198	0	0	0	0	0	2.443.198
402	03	01	00	Textiles	1.900.000	0	0	0	0	0	1.900.000
402	03	02	00	Prendas de vestir	503.198	0	0	0	0	0	503.198
402	03	03	00	Calzados	40.000	0	0	0	0	0	40.000
402	04	00	00	Productos de cuero y caucho	571.000	0	0	0	0	0	571.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	411.000	0	0	0	0	0	411.000
402	04	03	00	Cauchos y tripas para vehículos	160.000	0	0	0	0	0	160.000
402	05	00	00	Productos de papel, cartón e impresos	7.025.000	0	0	0	0	0	7.025.000
402	05	01	00	Pulpa de madera, papel y cartón	3.130.000	0	0	0	0	0	3.130.000
402	05	02	00	Envases y cajas de papel y cartón	630.000	0	0	0	0	0	630.000
402	05	03	00	Productos de papel y cartón para oficina	2.150.000	0	0	0	0	0	2.150.000
402	05	04	00	Libros, revistas y periódicos	200.000	0	0	0	0	0	200.000
402	05	05	00	Material de enseñanza	30.000	0	0	0	0	0	30.000
402	05	06	00	Productos de papel y cartón para computación	50.000	0	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	805.000	0	0	0	0	0	805.000
402	05	99	00	Otros productos de pulpa, papel y cartón	30.000	0	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	9.939.955	0	0	0	0	0	9.939.955
402	06	01	00	Sustancias químicas y de uso industrial	192.000	0	0	0	0	0	192.000
402	06	02	00	Abonos, plaguicidas y otros	510.000	0	0	0	0	0	510.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO

META: 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	03	00	Tintas, pinturas y colorantes	2.283.000	0	0	0	0	0	2.283.000
402	06	04	00	Productos farmacéuticos y medicamentos	1.000.000	0	0	0	0	0	1.000.000
402	06	05	00	Productos de tocador	630.000	0	0	0	0	0	630.000
402	06	06	00	Combustibles y lubricantes	170.000	0	0	0	0	0	170.000
402	06	08	00	Productos plásticos	5.154.955	0	0	0	0	0	5.154.955
402	07	00	00	Productos minerales no metálicos	1.490.000	0	0	0	0	0	1.490.000
402	07	01	00	Productos de barro, loza y porcelana	30.000	0	0	0	0	0	30.000
402	07	02	00	Vidrios y productos de vidrio	305.000	0	0	0	0	0	305.000
402	07	03	00	Productos de arcilla para construcción	535.000	0	0	0	0	0	535.000
402	07	04	00	Cemento, cal y yeso	620.000	0	0	0	0	0	620.000
402	08	00	00	Productos metálicos	4.798.000	0	0	0	0	0	4.798.000
402	08	01	00	Productos primarios de hierro y acero	340.000	0	0	0	0	0	340.000
402	08	02	00	Productos de metales no ferrosos	500.000	0	0	0	0	0	500.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.112.000	0	0	0	0	0	1.112.000
402	08	04	00	Productos metálicos estructurales	300.000	0	0	0	0	0	300.000
402	08	07	00	Material de señalamiento	50.000	0	0	0	0	0	50.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.930.000	0	0	0	0	0	1.930.000
402	08	10	00	Repuestos y accesorios para otros equipos	566.000	0	0	0	0	0	566.000
402	09	00	00	Productos de madera	1.000.000	0	0	0	0	0	1.000.000
402	09	01	00	Productos primarios de madera	500.000	0	0	0	0	0	500.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	500.000	0	0	0	0	0	500.000
402	10	00	00	Productos varios y útiles diversos	14.254.681	0	0	0	0	0	14.254.681
402	10	01	00	Artículos de deporte, recreación y juguetes	70.000	0	0	0	0	0	70.000
402	10	02	00	Materiales y útiles de limpieza y aseo	3.797.700	0	0	0	0	0	3.797.700
402	10	03	00	Utensilios de cocina y comedor	2.680.000	0	0	0	0	0	2.680.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	60.000	0	0	0	0	0	60.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	510.000	0	0	0	0	0	510.000
402	10	06	00	Condecoraciones, ofrendas y similares	220.000	0	0	0	0	0	220.000
402	10	07	00	Productos de seguridad en el trabajo	650.000	0	0	0	0	0	650.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO

META: 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	08	00	Materiales para equipos de computación	3.687.106	0	0	0	0	0	3.687.106
402	10	10	00	Útiles religiosos	6.000	0	0	0	0	0	6.000
402	10	11	00	Materiales eléctricos	1.159.675	0	0	0	0	0	1.159.675
402	10	12	00	Materiales para instalaciones sanitarias	798.000	0	0	0	0	0	798.000
402	10	99	00	Otros productos y útiles diversos	616.200	0	0	0	0	0	616.200
402	99	00	00	Otros materiales y suministros	4.469.000	0	0	0	0	0	4.469.000
402	99	01	00	Otros materiales y suministros	4.469.000	0	0	0	0	0	4.469.000
403	**00**	**00**	**00**	**Servicios no personales**	**65.830.006**	**0**	**0**	**0**	**0**	**0**	**65.830.006**
403	02	00	00	Alquileres de maquinaria y equipos	903.000	0	0	0	0	0	903.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.000	0	0	0	0	0	3.000
403	02	99	00	Alquileres de otras maquinaria y equipos	900.000	0	0	0	0	0	900.000
403	04	00	00	Servicios básicos	158.000	0	0	0	0	0	158.000
403	04	05	00	Servicio de comunicaciones	158.000	0	0	0	0	0	158.000
403	06	00	00	Servicios de transporte y almacenaje	8.000	0	0	0	0	0	8.000
403	06	01	00	Fletes y embalajes	8.000	0	0	0	0	0	8.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	8.336.071	0	0	0	0	0	8.336.071
403	07	01	00	Publicidad y propaganda	137.911	0	0	0	0	0	137.911
403	07	02	00	Imprenta y reproducción	798.000	0	0	0	0	0	798.000
403	07	03	00	Relaciones sociales	7.220.000	0	0	0	0	0	7.220.000
403	07	04	00	Avisos	180.160	0	0	0	0	0	180.160
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.800.000	0	0	0	0	0	1.800.000
403	08	01	00	Primas y gastos de seguros	1.800.000	0	0	0	0	0	1.800.000
403	09	00	00	Viáticos y pasajes	29.168.000	0	0	0	0	0	29.168.000
403	09	01	00	Viáticos y pasajes dentro del pais	13.168.000	0	0	0	0	0	13.168.000
403	09	02	00	Viáticos y pasajes fuera del pais	16.000.000	0	0	0	0	0	16.000.000
403	10	00	00	Servicios profesionales y técnicos	860.100	0	0	0	0	0	860.100
403	10	03	00	Servicios de procesamiento de datos	380.100	0	0	0	0	0	380.100
403	10	06	00	Servicios de veterinaria	60.000	0	0	0	0	0	60.000
403	10	09	00	Servicios de lavandería y tintorería	220.000	0	0	0	0	0	220.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO

META: 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	4.540.000	0	0	0	0	0	4.540.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	500.000	0	0	0	0	0	500.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	2.150.000	0	0	0	0	0	2.150.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	400.000	0	0	0	0	0	400.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	1.040.000	0	0	0	0	0	1.040.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	400.000	0	0	0	0	0	400.000
403	12	00	00	Conservación y reparaciones menores de obras	3.931.723	0	0	0	0	0	3.931.723
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.931.723	0	0	0	0	0	3.931.723
403	18	00	00	Impuestos indirectos	15.925.112	0	0	0	0	0	15.925.112
403	18	01	00	Impuesto al valor agregado	15.925.112	0	0	0	0	0	15.925.112
403	99	00	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
403	99	01	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
404	**00**	**00**	**00**	**Activos reales**	**4.800.579**	**0**	**0**	**0**	**0**	**0**	**4.800.579**
404	01	00	00	Repuestos y reparaciones mayores	1.915.000	0	0	0	0	0	1.915.000
404	01	01	00	Repuestos mayores	1.000.000	0	0	0	0	0	1.000.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	600.000	0	0	0	0	0	600.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	915.000	0	0	0	0	0	915.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	15.000	0	0	0	0	0	15.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	900.000	0	0	0	0	0	900.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	400.000	0	0	0	0	0	400.000
404	03	05	00	Maquinaria y equipos industriales y de taller	400.000	0	0	0	0	0	400.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	261.806	0	0	0	0	0	261.806
404	05	01	00	Equipos de telecomunicaciones	258.806	0	0	0	0	0	258.806

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO

META: 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	02	00	Equipos de señalamiento	3.000	0	0	0	0	0	3.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	2.223.773	0	0	0	0	0	2.223.773
404	09	01	00	Mobiliario y equipos de oficina	915.000	0	0	0	0	0	915.000
404	09	02	00	Equipos de computación	456.273	0	0	0	0	0	456.273
404	09	03	00	Mobiliario y equipos de alojamiento	852.500	0	0	0	0	0	852.500
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.712.594**	**0**	**0**	**0**	**0**	**0**	**10.712.594**
407	01	00	00	Transferencias y donaciones corrientes internas	10.712.594	0	0	0	0	0	10.712.594
407	01	02	00	Donaciones corrientes internas al sector privado	10.712.594	0	0	0	0	0	10.712.594
407	01	02	01	Donaciones corrientes a personas	10.712.594	0	0	0	0	0	10.712.594
				Totales	**171.415.522**	**0**	**0**	**0**	**0**	**0**	**171.415.522**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO

META: 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO

META: 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 370034001 SERVICIO DE MANTENIMIENTO EFICAZ Y EFICIENTE A LAS INSTALACIONES

UNIDAD DE MEDIDA: *SERVICIO*

META: 3.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SERVICIOS GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**10.500.000**	**0**	**0**	**0**	**0**	0	**10.500.000**
402	01	00	00	Productos alimenticios y agropecuarios	200.000	0	0	0	0	0	200.000
402	01	01	00	Alimentos y bebidas para personas	150.000	0	0	0	0	0	150.000
402	01	03	00	Productos agrícolas y pecuarios	50.000	0	0	0	0	0	50.000
402	02	00	00	Productos de minas, canteras y yacimientos	500.000	0	0	0	0	0	500.000
402	02	02	00	Petróleo crudo y gas natural	50.000	0	0	0	0	0	50.000
402	02	03	00	Mineral de hierro	50.000	0	0	0	0	0	50.000
402	02	04	00	Mineral no ferroso	50.000	0	0	0	0	0	50.000
402	02	05	00	Piedra, arcilla, arena y tierra	350.000	0	0	0	0	0	350.000
402	03	00	00	Textiles y vestuarios	200.000	0	0	0	0	0	200.000
402	03	01	00	Textiles	200.000	0	0	0	0	0	200.000
402	04	00	00	Productos de cuero y caucho	100.000	0	0	0	0	0	100.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	50.000	0	0	0	0	0	50.000
402	04	03	00	Cauchos y tripas para vehículos	50.000	0	0	0	0	0	50.000
402	05	00	00	Productos de papel, cartón e impresos	50.000	0	0	0	0	0	50.000
402	05	04	00	Libros, revistas y periódicos	50.000	0	0	0	0	0	50.000
402	06	00	00	Productos químicos y derivados	1.650.000	0	0	0	0	0	1.650.000
402	06	01	00	Sustancias químicas y de uso industrial	50.000	0	0	0	0	0	50.000
402	06	02	00	Abonos, plaguicidas y otros	250.000	0	0	0	0	0	250.000
402	06	03	00	Tintas, pinturas y colorantes	1.000.000	0	0	0	0	0	1.000.000
402	06	06	00	Combustibles y lubricantes	50.000	0	0	0	0	0	50.000
402	06	08	00	Productos plásticos	300.000	0	0	0	0	0	300.000
402	07	00	00	Productos minerales no metálicos	1.300.000	0	0	0	0	0	1.300.000
402	07	02	00	Vidrios y productos de vidrio	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 370034001 SERVICIO DE MANTENIMIENTO EFICAZ Y EFICIENTE A LAS INSTALACIONES

UNIDAD DE MEDIDA: SERVICIO **META:** 3.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SERVICIOS GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	03	00	Productos de arcilla para construcción	500.000	0	0	0	0	0	500.000
402	07	04	00	Cemento, cal y yeso	600.000	0	0	0	0	0	600.000
402	08	00	00	Productos metálicos	2.650.000	0	0	0	0	0	2.650.000
402	08	01	00	Productos primarios de hierro y acero	300.000	0	0	0	0	0	300.000
402	08	02	00	Productos de metales no ferrosos	500.000	0	0	0	0	0	500.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	1.000.000	0	0	0	0	0	1.000.000
402	08	04	00	Productos metálicos estructurales	300.000	0	0	0	0	0	300.000
402	08	07	00	Material de señalamiento	50.000	0	0	0	0	0	50.000
402	08	10	00	Repuestos y accesorios para otros equipos	500.000	0	0	0	0	0	500.000
402	09	00	00	Productos de madera	1.000.000	0	0	0	0	0	1.000.000
402	09	01	00	Productos primarios de madera	500.000	0	0	0	0	0	500.000
402	09	02	00	Muebles y accesorios de madera para edificaciones	500.000	0	0	0	0	0	500.000
402	10	00	00	Productos varios y útiles diversos	2.450.000	0	0	0	0	0	2.450.000
402	10	06	00	Condecoraciones, ofrendas y similares	50.000	0	0	0	0	0	50.000
402	10	07	00	Productos de seguridad en el trabajo	400.000	0	0	0	0	0	400.000
402	10	11	00	Materiales eléctricos	750.000	0	0	0	0	0	750.000
402	10	12	00	Materiales para instalaciones sanitarias	750.000	0	0	0	0	0	750.000
402	10	99	00	Otros productos y útiles diversos	500.000	0	0	0	0	0	500.000
402	99	00	00	Otros materiales y suministros	400.000	0	0	0	0	0	400.000
402	99	01	00	Otros materiales y suministros	400.000	0	0	0	0	0	400.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.500.000**	**0**	**0**	**0**	**0**	0	**4.500.000**
403	02	00	00	Alquileres de maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	02	99	00	Alquileres de otras maquinaria y equipos	100.000	0	0	0	0	0	100.000
403	04	00	00	Servicios básicos	158.000	0	0	0	0	0	158.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO

META: 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 370034001 SERVICIO DE MANTENIMIENTO EFICAZ Y EFICIENTE A LAS INSTALACIONES

UNIDAD DE MEDIDA: SERVICIO

META: 3.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SERVICIOS GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	04	05	00	Servicio de comunicaciones	158.000	0	0	0	0	0	158.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	100.000	0	0	0	0	0	100.000
403	07	03	00	Relaciones sociales	100.000	0	0	0	0	0	100.000
403	10	00	00	Servicios profesionales y técnicos	300.000	0	0	0	0	0	300.000
403	10	09	00	Servicios de lavandería y tintorería	100.000	0	0	0	0	0	100.000
403	10	99	00	Otros servicios profesionales y técnicos	200.000	0	0	0	0	0	200.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.250.000	0	0	0	0	0	1.250.000
403	11	01	00	Conservación y reparaciones menores de maquinaria y demás equipos de construcción, campo, industria y taller	500.000	0	0	0	0	0	500.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000
403	11	04	00	Conservación y reparaciones menores de equipos médico-quirúrgicos, dentales y de veterinaria	50.000	0	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	400.000	0	0	0	0	0	400.000
403	12	00	00	Conservación y reparaciones menores de obras	200.000	0	0	0	0	0	200.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	200.000	0	0	0	0	0	200.000
403	18	00	00	Impuestos indirectos	2.192.000	0	0	0	0	0	2.192.000
403	18	01	00	Impuesto al valor agregado	2.192.000	0	0	0	0	0	2.192.000
403	99	00	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
403	99	01	00	Otros servicios no personales	200.000	0	0	0	0	0	200.000
404	**00**	**00**	**00**	**Activos reales**	**3.000.000**	**0**	**0**	**0**	**0**	0	**3.000.000**
404	01	00	00	Repuestos y reparaciones mayores	1.900.000	0	0	0	0	0	1.900.000
404	01	01	00	Repuestos mayores	1.000.000	0	0	0	0	0	1.000.000
404	01	01	01	Repuestos mayores para maquinaria y demás equipos de construcción, campo, industria y taller	600.000	0	0	0	0	0	600.000
404	01	01	02	Repuestos mayores para equipos de transporte, tracción y elevación	200.000	0	0	0	0	0	200.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 370034001 SERVICIO DE MANTENIMIENTO EFICAZ Y EFICIENTE A LAS INSTALACIONES

UNIDAD DE MEDIDA: SERVICIO **META:** 3.000

RESPONSABLE/EJECUTOR: DIRECCIÓN DE SERVICIOS GENERALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	01	01	07	Repuestos mayores para máquinas, muebles y demás equipos de oficina y alojamiento	200.000	0	0	0	0	0	200.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	900.000	0	0	0	0	0	900.000
404	01	02	07	Reparaciones mayores de máquinas, muebles y demás equipos de oficina y alojamiento	900.000	0	0	0	0	0	900.000
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	400.000	0	0	0	0	0	400.000
404	03	05	00	Maquinaria y equipos industriales y de taller	400.000	0	0	0	0	0	400.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	700.000	0	0	0	0	0	700.000
404	09	03	00	Mobiliario y equipos de alojamiento	700.000	0	0	0	0	0	700.000
				Totales	**18.000.000**	**0**	**0**	**0**	**0**	0	**18.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO

META: 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 370034002 SUMINISTRO EFICAZ Y EFIENTE DEL SERVICIO DE TRANSPORTE

UNIDAD DE MEDIDA: SERVICIO

META: 19.800

RESPONSABLE/EJECUTOR: COORDINACIÓN DE TRANSPORTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**2.088.000**	**0**	**0**	**0**	**0**	0	**2.088.000**
402	04	00	00	Productos de cuero y caucho	82.000	0	0	0	0	0	82.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	2.000	0	0	0	0	0	2.000
402	04	03	00	Cauchos y tripas para vehiculos	80.000	0	0	0	0	0	80.000
402	06	00	00	Productos químicos y derivados	85.000	0	0	0	0	0	85.000
402	06	01	00	Sustancias quimicas y de uso industrial	2.000	0	0	0	0	0	2.000
402	06	03	00	Tintas, pinturas y colorantes	3.000	0	0	0	0	0	3.000
402	06	06	00	Combustibles y lubricantes	80.000	0	0	0	0	0	80.000
402	08	00	00	Productos metálicos	1.912.000	0	0	0	0	0	1.912.000
402	08	03	00	Herramientas menores, cuchilleria y artículos generales de ferretería	12.000	0	0	0	0	0	12.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	1.900.000	0	0	0	0	0	1.900.000
402	10	00	00	Productos varios y útiles diversos	9.000	0	0	0	0	0	9.000
402	10	02	00	Materiales y útiles de limpieza y aseo	7.000	0	0	0	0	0	7.000
402	10	11	00	Materiales eléctricos	2.000	0	0	0	0	0	2.000
403	**00**	**00**	**00**	**Servicios no personales**	**4.387.500**	**0**	**0**	**0**	**0**	0	**4.387.500**
403	02	00	00	Alquileres de maquinaria y equipos	3.000	0	0	0	0	0	3.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	3.000	0	0	0	0	0	3.000
403	06	00	00	Servicios de transporte y almacenaje	8.000	0	0	0	0	0	8.000
403	06	01	00	Fletes y embalajes	8.000	0	0	0	0	0	8.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	1.800.000	0	0	0	0	0	1.800.000
403	08	01	00	Primas y gastos de seguros	1.800.000	0	0	0	0	0	1.800.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	1.900.000	0	0	0	0	0	1.900.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	1.900.000	0	0	0	0	0	1.900.000
403	18	00	00	Impuestos indirectos	676.500	0	0	0	0	0	676.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 370034002 SUMINISTRO EFICAZ Y EFIENTE DEL SERVICIO DE TRANSPORTE

UNIDAD DE MEDIDA: SERVICIO **META:** 19.800

RESPONSABLE/EJECUTOR: COORDINACIÓN DE TRANSPORTE

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	676.500	0	0	0	0	0	676.500
404	**00**	**00**	**00**	**Activos reales**	**24.500**	**0**	**0**	**0**	**0**	0	**24.500**
404	01	00	00	Repuestos y reparaciones mayores	15.000	0	0	0	0	0	15.000
404	01	02	00	Reparaciones mayores de maquinaria y equipos	15.000	0	0	0	0	0	15.000
404	01	02	02	Reparaciones mayores de equipos de transporte, tracción y elevación	15.000	0	0	0	0	0	15.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	3.000	0	0	0	0	0	3.000
404	05	02	00	Equipos de señalamiento	3.000	0	0	0	0	0	3.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	6.500	0	0	0	0	0	6.500
404	09	02	00	Equipos de computación	4.000	0	0	0	0	0	4.000
404	09	03	00	Mobiliario y equipos de alojamiento	2.500	0	0	0	0	0	2.500
				Totales	**6.500.000**	**0**	**0**	**0**	**0**	0	**6.500.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 370034003 COORDINAR EL SUMINISTRO DE ALIMENTOS Y BEBIDAS; ASÍ COMO, PRESTAR SERVICIOS ESPECIALES EN ACTOS PROTOCOLARES Y SOCIALES AL PRESIDENTE DE LA REPÚBLICA, MINISTRO, VICEMINISTROS Y PERSONAL DEL MINISTERIO DE PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

UNIDAD DE MEDIDA: SERVICIO **META:** 920.781

RESPONSABLE/EJECUTOR: COORDINADOR DE LOS SERVICIOS DE MAYORDOMÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**46.316.457**	**0**	**0**	**0**	**0**	0	**46.316.457**
402	01	00	00	Productos alimenticios y agropecuarios	33.000.000	0	0	0	0	0	33.000.000
402	01	01	00	Alimentos y bebidas para personas	33.000.000	0	0	0	0	0	33.000.000
402	03	00	00	Textiles y vestuarios	1.600.000	0	0	0	0	0	1.600.000
402	03	01	00	Textiles	1.600.000	0	0	0	0	0	1.600.000
402	05	00	00	Productos de papel, cartón e impresos	1.800.000	0	0	0	0	0	1.800.000
402	05	01	00	Pulpa de madera, papel y cartón	1.800.000	0	0	0	0	0	1.800.000
402	06	00	00	Productos químicos y derivados	4.591.757	0	0	0	0	0	4.591.757
402	06	02	00	Abonos, plaguicidas y otros	50.000	0	0	0	0	0	50.000
402	06	04	00	Productos farmacéuticos y medicamentos	750.000	0	0	0	0	0	750.000
402	06	05	00	Productos de tocador	500.000	0	0	0	0	0	500.000
402	06	08	00	Productos plásticos	3.291.757	0	0	0	0	0	3.291.757
402	10	00	00	Productos varios y útiles diversos	3.824.700	0	0	0	0	0	3.824.700
402	10	02	00	Materiales y útiles de limpieza y aseo	2.524.700	0	0	0	0	0	2.524.700
402	10	03	00	Utensilios de cocina y comedor	1.300.000	0	0	0	0	0	1.300.000
402	99	00	00	Otros materiales y suministros	1.500.000	0	0	0	0	0	1.500.000
402	99	01	00	Otros materiales y suministros	1.500.000	0	0	0	0	0	1.500.000
403	**00**	**00**	**00**	**Servicios no personales**	**14.000.000**	**0**	**0**	**0**	**0**	0	**14.000.000**
403	02	00	00	Alquileres de maquinaria y equipos	800.000	0	0	0	0	0	800.000
403	02	99	00	Alquileres de otras maquinaria y equipos	800.000	0	0	0	0	0	800.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	7.000.000	0	0	0	0	0	7.000.000
403	07	03	00	Relaciones sociales	7.000.000	0	0	0	0	0	7.000.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	700.000	0	0	0	0	0	700.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	700.000	0	0	0	0	0	700.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 370034003 COORDINAR EL SUMINISTRO DE ALIMENTOS Y BEBIDAS; ASÍ COMO, PRESTAR SERVICIOS ESPECIALES EN ACTOS PROTOCOLARES Y SOCIALES AL PRESIDENTE DE LA REPÚBLICA, MINISTRO, VICEMINISTROS Y PERSONAL DEL MINISTERIO DE PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

UNIDAD DE MEDIDA: SERVICIO **META:** 920.781

RESPONSABLE/EJECUTOR: COORDINADOR DE LOS SERVICIOS DE MAYORDOMÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	5.500.000	0	0	0	0	0	5.500.000
403	18	01	00	Impuesto al valor agregado	5.500.000	0	0	0	0	0	5.500.000
				Totales	**60.316.457**	**0**	**0**	**0**	**0**	0	**60.316.457**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 370034004 CONSERVACIÓN Y MANTENIMIENTO DE LAS RESIDENCIAS PRESIDENCIALES

UNIDAD DE MEDIDA: SERVICIO **META:** 11.013

RESPONSABLE/EJECUTOR: COORDINADOR DE LAS RESIDENCIAS PRESIDENCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**14.090.000**	**0**	**0**	**0**	**0**	0	**14.090.000**
402	01	00	00	Productos alimenticios y agropecuarios	8.723.000	0	0	0	0	0	8.723.000
402	01	01	00	Alimentos y bebidas para personas	8.573.000	0	0	0	0	0	8.573.000
402	01	02	00	Alimentos para animales	50.000	0	0	0	0	0	50.000
402	01	03	00	Productos agrícolas y pecuarios	100.000	0	0	0	0	0	100.000
402	02	00	00	Productos de minas, canteras y yacimientos	70.000	0	0	0	0	0	70.000
402	02	05	00	Piedra, arcilla, arena y tierra	70.000	0	0	0	0	0	70.000
402	03	00	00	Textiles y vestuarios	100.000	0	0	0	0	0	100.000
402	03	01	00	Textiles	100.000	0	0	0	0	0	100.000
402	04	00	00	Productos de cuero y caucho	39.000	0	0	0	0	0	39.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	9.000	0	0	0	0	0	9.000
402	04	03	00	Cauchos y tripas para vehículos	30.000	0	0	0	0	0	30.000
402	05	00	00	Productos de papel, cartón e impresos	1.085.000	0	0	0	0	0	1.085.000
402	05	01	00	Pulpa de madera, papel y cartón	450.000	0	0	0	0	0	450.000
402	05	02	00	Envases y cajas de papel y cartón	280.000	0	0	0	0	0	280.000
402	05	03	00	Productos de papel y cartón para oficina	350.000	0	0	0	0	0	350.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	5.000	0	0	0	0	0	5.000
402	06	00	00	Productos químicos y derivados	1.015.000	0	0	0	0	0	1.015.000
402	06	01	00	Sustancias químicas y de uso industrial	40.000	0	0	0	0	0	40.000
402	06	02	00	Abonos, plaguicidas y otros	150.000	0	0	0	0	0	150.000
402	06	03	00	Tintas, pinturas y colorantes	360.000	0	0	0	0	0	360.000
402	06	05	00	Productos de tocador	70.000	0	0	0	0	0	70.000
402	06	06	00	Combustibles y lubricantes	25.000	0	0	0	0	0	25.000
402	06	08	00	Productos plásticos	370.000	0	0	0	0	0	370.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 370034004 CONSERVACIÓN Y MANTENIMIENTO DE LAS RESIDENCIAS PRESIDENCIALES

UNIDAD DE MEDIDA: SERVICIO **META:** 11.013

RESPONSABLE/EJECUTOR: COORDINADOR DE LAS RESIDENCIAS PRESIDENCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	07	00	00	Productos minerales no metálicos	110.000	0	0	0	0	0	110.000
402	07	01	00	Productos de barro, loza y porcelana	30.000	0	0	0	0	0	30.000
402	07	02	00	Vidrios y productos de vidrio	25.000	0	0	0	0	0	25.000
402	07	03	00	Productos de arcilla para construcción	35.000	0	0	0	0	0	35.000
402	07	04	00	Cemento, cal y yeso	20.000	0	0	0	0	0	20.000
402	08	00	00	Productos metálicos	155.000	0	0	0	0	0	155.000
402	08	01	00	Productos primarios de hierro y acero	40.000	0	0	0	0	0	40.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	80.000	0	0	0	0	0	80.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	30.000	0	0	0	0	0	30.000
402	08	10	00	Repuestos y accesorios para otros equipos	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	2.304.000	0	0	0	0	0	2.304.000
402	10	01	00	Artículos de deporte, recreación y juguetes	70.000	0	0	0	0	0	70.000
402	10	02	00	Materiales y útiles de limpieza y aseo	340.000	0	0	0	0	0	340.000
402	10	03	00	Utensilios de cocina y comedor	800.000	0	0	0	0	0	800.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	210.000	0	0	0	0	0	210.000
402	10	06	00	Condecoraciones, ofrendas y similares	20.000	0	0	0	0	0	20.000
402	10	07	00	Productos de seguridad en el trabajo	150.000	0	0	0	0	0	150.000
402	10	08	00	Materiales para equipos de computación	300.000	0	0	0	0	0	300.000
402	10	10	00	Útiles religiosos	6.000	0	0	0	0	0	6.000
402	10	11	00	Materiales eléctricos	360.000	0	0	0	0	0	360.000
402	10	12	00	Materiales para instalaciones sanitarias	48.000	0	0	0	0	0	48.000
402	99	00	00	Otros materiales y suministros	489.000	0	0	0	0	0	489.000
402	99	01	00	Otros materiales y suministros	489.000	0	0	0	0	0	489.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.640.000**	**0**	**0**	**0**	**0**	0	**2.640.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 370034004 CONSERVACIÓN Y MANTENIMIENTO DE LAS RESIDENCIAS PRESIDENCIALES

UNIDAD DE MEDIDA: SERVICIO **META:** 11.013

RESPONSABLE/EJECUTOR: COORDINADOR DE LAS RESIDENCIAS PRESIDENCIALES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	00	00	Servicios de información, impresión y relaciones públicas	120.000	0	0	0	0	0	120.000
403	07	03	00	Relaciones sociales	120.000	0	0	0	0	0	120.000
403	10	00	00	Servicios profesionales y técnicos	180.000	0	0	0	0	0	180.000
403	10	06	00	Servicios de veterinaria	60.000	0	0	0	0	0	60.000
403	10	09	00	Servicios de lavandería y tintorería	120.000	0	0	0	0	0	120.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	150.000	0	0	0	0	0	150.000
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	100.000	0	0	0	0	0	100.000
403	12	00	00	Conservación y reparaciones menores de obras	250.000	0	0	0	0	0	250.000
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	250.000	0	0	0	0	0	250.000
403	18	00	00	Impuestos indirectos	1.940.000	0	0	0	0	0	1.940.000
403	18	01	00	Impuesto al valor agregado	1.940.000	0	0	0	0	0	1.940.000
404	**00**	**00**	**00**	**Activos reales**	**270.000**	**0**	**0**	**0**	**0**	0	**270.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	35.000	0	0	0	0	0	35.000
404	05	01	00	Equipos de telecomunicaciones	35.000	0	0	0	0	0	35.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	235.000	0	0	0	0	0	235.000
404	09	01	00	Mobiliario y equipos de oficina	35.000	0	0	0	0	0	35.000
404	09	02	00	Equipos de computación	50.000	0	0	0	0	0	50.000
404	09	03	00	Mobiliario y equipos de alojamiento	150.000	0	0	0	0	0	150.000
				Totales	**17.000.000**	**0**	**0**	**0**	**0**	0	**17.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 370034005 SERVICIO DE ADQUISICIÓN Y ABASTECIMIENTO PARA LAS ÁREAS SUSTANTIVAS Y DE APOYO DEL MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

UNIDAD DE MEDIDA: SERVICIO **META:** 1.500

RESPONSABLE/EJECUTOR: COORDINACIÓN DE COMPRAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**15.723.505**	**0**	**0**	**0**	**0**	0	**15.723.505**
402	01	00	00	Productos alimenticios y agropecuarios	501.109	0	0	0	0	0	501.109
402	01	01	00	Alimentos y bebidas para personas	501.109	0	0	0	0	0	501.109
402	03	00	00	Textiles y vestuarios	543.198	0	0	0	0	0	543.198
402	03	02	00	Prendas de vestir	503.198	0	0	0	0	0	503.198
402	03	03	00	Calzados	40.000	0	0	0	0	0	40.000
402	04	00	00	Productos de cuero y caucho	350.000	0	0	0	0	0	350.000
402	04	02	00	Productos de cuero y sucedáneos del cuero	350.000	0	0	0	0	0	350.000
402	05	00	00	Productos de papel, cartón e impresos	4.090.000	0	0	0	0	0	4.090.000
402	05	01	00	Pulpa de madera, papel y cartón	880.000	0	0	0	0	0	880.000
402	05	02	00	Envases y cajas de papel y cartón	350.000	0	0	0	0	0	350.000
402	05	03	00	Productos de papel y cartón para oficina	1.800.000	0	0	0	0	0	1.800.000
402	05	04	00	Libros, revistas y periódicos	150.000	0	0	0	0	0	150.000
402	05	05	00	Material de enseñanza	30.000	0	0	0	0	0	30.000
402	05	06	00	Productos de papel y cartón para computación	50.000	0	0	0	0	0	50.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	800.000	0	0	0	0	0	800.000
402	05	99	00	Otros productos de pulpa, papel y cartón	30.000	0	0	0	0	0	30.000
402	06	00	00	Productos químicos y derivados	2.568.198	0	0	0	0	0	2.568.198
402	06	01	00	Sustancias químicas y de uso industrial	100.000	0	0	0	0	0	100.000
402	06	02	00	Abonos, plaguicidas y otros	60.000	0	0	0	0	0	60.000
402	06	03	00	Tintas, pinturas y colorantes	890.000	0	0	0	0	0	890.000
402	06	04	00	Productos farmacéuticos y medicamentos	250.000	0	0	0	0	0	250.000
402	06	05	00	Productos de tocador	60.000	0	0	0	0	0	60.000
402	06	06	00	Combustibles y lubricantes	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO

META: 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 370034005 SERVICIO DE ADQUISICIÓN Y ABASTECIMIENTO PARA LAS ÁREAS SUSTANTIVAS Y DE APOYO DEL MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

UNIDAD DE MEDIDA: SERVICIO

META: 1.500

RESPONSABLE/EJECUTOR: COORDINACIÓN DE COMPRAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	1.193.198	0	0	0	0	0	1.193.198
402	07	00	00	Productos minerales no metálicos	80.000	0	0	0	0	0	80.000
402	07	02	00	Vidrios y productos de vidrio	80.000	0	0	0	0	0	80.000
402	08	00	00	Productos metálicos	61.000	0	0	0	0	0	61.000
402	08	10	00	Repuestos y accesorios para otros equipos	61.000	0	0	0	0	0	61.000
402	10	00	00	Productos varios y útiles diversos	5.450.000	0	0	0	0	0	5.450.000
402	10	02	00	Materiales y útiles de limpieza y aseo	900.000	0	0	0	0	0	900.000
402	10	03	00	Utensilios de cocina y comedor	580.000	0	0	0	0	0	580.000
402	10	04	00	Útiles menores médico - quirúrgicos de laboratorio, dentales y de veterinaria	60.000	0	0	0	0	0	60.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	300.000	0	0	0	0	0	300.000
402	10	06	00	Condecoraciones, ofrendas y similares	150.000	0	0	0	0	0	150.000
402	10	07	00	Productos de seguridad en el trabajo	100.000	0	0	0	0	0	100.000
402	10	08	00	Materiales para equipos de computación	3.300.000	0	0	0	0	0	3.300.000
402	10	99	00	Otros productos y útiles diversos	60.000	0	0	0	0	0	60.000
402	99	00	00	Otros materiales y suministros	2.080.000	0	0	0	0	0	2.080.000
402	99	01	00	Otros materiales y suministros	2.080.000	0	0	0	0	0	2.080.000
403	**00**	**00**	**00**	**Servicios no personales**	**2.105.952**	**0**	**0**	**0**	**0**	0	**2.105.952**
403	18	00	00	Impuestos indirectos	2.105.952	0	0	0	0	0	2.105.952
403	18	01	00	Impuesto al valor agregado	2.105.952	0	0	0	0	0	2.105.952
				Totales	**17.829.457**	**0**	**0**	**0**	**0**	0	**17.829.457**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 370034006 SERVICIOS DE ASESORÍA, MODERNIZACIÓN, APOYO Y ASISTENCIA TÉCNICA EN LOS ÁMBITOS DE TECNOLOGÍA Y DESARROLLO DE SISTEMAS A LAS DEPENDENCIAS DEL MINISTEIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

UNIDAD DE MEDIDA: SERVICIO **META:** 4.360

RESPONSABLE/EJECUTOR: DIRECCIÓN DE TECNOLOGÍA Y SISTEMAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**118.781**	**0**	**0**	**0**	**0**	0	**118.781**
402	10	00	00	Productos varios y útiles diversos	118.781	0	0	0	0	0	118.781
402	10	08	00	Materiales para equipos de computación	87.106	0	0	0	0	0	87.106
402	10	11	00	Materiales eléctricos	31.675	0	0	0	0	0	31.675
403	**00**	**00**	**00**	**Servicios no personales**	**532.140**	**0**	**0**	**0**	**0**	0	**532.140**
403	10	00	00	Servicios profesionales y técnicos	380.100	0	0	0	0	0	380.100
403	10	03	00	Servicios de procesamiento de datos	380.100	0	0	0	0	0	380.100
403	18	00	00	Impuestos indirectos	152.040	0	0	0	0	0	152.040
403	18	01	00	Impuesto al valor agregado	152.040	0	0	0	0	0	152.040
404	**00**	**00**	**00**	**Activos reales**	**626.079**	**0**	**0**	**0**	**0**	0	**626.079**
404	05	00	00	Equipos de comunicaciones y de señalamiento	223.806	0	0	0	0	0	223.806
404	05	01	00	Equipos de telecomunicaciones	223.806	0	0	0	0	0	223.806
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	402.273	0	0	0	0	0	402.273
404	09	02	00	Equipos de computación	402.273	0	0	0	0	0	402.273
				Totales	**1.277.000**	**0**	**0**	**0**	**0**	0	**1.277.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 370034007 SUMINISTRO DE PUBLICACIONES, FOLLETOS, TRÍPTICOS, PENDONES, PROYECTOS PUBLICITARIOS Y PROPAGANDÍSTICOS ENTRE OTROS

UNIDAD DE MEDIDA: SERVICIO **META:** 300.000

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE GESTIÓN COMUNICACIONAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
403	**00**	**00**	**00**	**Servicios no personales**	**1.250.000**	**0**	**0**	**0**	**0**	0	**1.250.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	1.116.071	0	0	0	0	0	1.116.071
403	07	01	00	Publicidad y propaganda	137.911	0	0	0	0	0	137.911
403	07	02	00	Imprenta y reproducción	798.000	0	0	0	0	0	798.000
403	07	04	00	Avisos	180.160	0	0	0	0	0	180.160
403	18	00	00	Impuestos indirectos	133.929	0	0	0	0	0	133.929
403	18	01	00	Impuesto al valor agregado	133.929	0	0	0	0	0	133.929
				Totales	**1.250.000**	**0**	**0**	**0**	**0**	0	**1.250.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 370034008 SERVICIO DE RESTAURACIONES, REMODELACIONES Y EQUIPAMIENTO DE LOS AMBIENTES DEL MPPDP

UNIDAD DE MEDIDA: SERVICIO **META:** 2

RESPONSABLE/EJECUTOR: COORDINACIÓN DE PROYECTOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.076.503**	**0**	**0**	**0**	**0**	0	**4.076.503**
403	12	00	00	Conservación y reparaciones menores de obras	3.481.723	0	0	0	0	0	3.481.723
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	3.481.723	0	0	0	0	0	3.481.723
403	18	00	00	Impuestos indirectos	594.780	0	0	0	0	0	594.780
403	18	01	00	Impuesto al valor agregado	594.780	0	0	0	0	0	594.780
404	**00**	**00**	**00**	**Activos reales**	**880.000**	**0**	**0**	**0**	**0**	0	**880.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	880.000	0	0	0	0	0	880.000
404	09	01	00	Mobiliario y equipos de oficina	880.000	0	0	0	0	0	880.000
				Totales	**4.956.503**	**0**	**0**	**0**	**0**	0	**4.956.503**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO **META:** 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 370034009 VIÁTICOS, PASAJES (NACIONALES-INTERNACIONALES) Y DONACIONES CORRIENTES A TERCEROS

UNIDAD DE MEDIDA: SERVICIO **META:** 10.440

RESPONSABLE/EJECUTOR: COORDINACIÓN DE HABILITADURÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**31.500.000**	**0**	**0**	**0**	**0**	0	**31.500.000**
403	09	00	00	Viáticos y pasajes	29.168.000	0	0	0	0	0	29.168.000
403	09	01	00	Viáticos y pasajes dentro del país	13.168.000	0	0	0	0	0	13.168.000
403	09	02	00	Viáticos y pasajes fuera del país	16.000.000	0	0	0	0	0	16.000.000
403	18	00	00	Impuestos indirectos	2.332.000	0	0	0	0	0	2.332.000
403	18	01	00	Impuesto al valor agregado	2.332.000	0	0	0	0	0	2.332.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**10.100.000**	**0**	**0**	**0**	**0**	0	**10.100.000**
407	01	00	00	Transferencias y donaciones corrientes internas	10.100.000	0	0	0	0	0	10.100.000
407	01	02	00	Donaciones corrientes internas al sector privado	10.100.000	0	0	0	0	0	10.100.000
407	01	02	01	Donaciones corrientes a personas	10.100.000	0	0	0	0	0	10.100.000
				Totales	**41.600.000**	**0**	**0**	**0**	**0**	0	**41.600.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO

META: 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 370034010 PROPORCIONAR SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO A LAS ÁREAS DEL COMPLEJO RESIDENCIAL MAIQUETÍA

UNIDAD DE MEDIDA: SERVICIO

META: 12

RESPONSABLE/EJECUTOR: COORDINACIÓN DE COMPRAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**1.235.600**	**0**	**0**	**0**	**0**	0	**1.235.600**
402	01	00	00	Productos alimenticios y agropecuarios	1.087.400	0	0	0	0	0	1.087.400
402	01	01	00	Alimentos y bebidas para personas	1.087.400	0	0	0	0	0	1.087.400
402	06	00	00	Productos químicos y derivados	30.000	0	0	0	0	0	30.000
402	06	03	00	Tintas, pinturas y colorantes	30.000	0	0	0	0	0	30.000
402	08	00	00	Productos metálicos	20.000	0	0	0	0	0	20.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	20.000	0	0	0	0	0	20.000
402	10	00	00	Productos varios y útiles diversos	98.200	0	0	0	0	0	98.200
402	10	02	00	Materiales y útiles de limpieza y aseo	26.000	0	0	0	0	0	26.000
402	10	11	00	Materiales eléctricos	16.000	0	0	0	0	0	16.000
402	10	99	00	Otros productos y útiles diversos	56.200	0	0	0	0	0	56.200
403	**00**	**00**	**00**	**Servicios no personales**	**764.400**	**0**	**0**	**0**	**0**	0	**764.400**
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	540.000	0	0	0	0	0	540.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	400.000	0	0	0	0	0	400.000
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	140.000	0	0	0	0	0	140.000
403	18	00	00	Impuestos indirectos	224.400	0	0	0	0	0	224.400
403	18	01	00	Impuesto al valor agregado	224.400	0	0	0	0	0	224.400
				Totales	**2.000.000**	**0**	**0**	**0**	**0**	0	**2.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115496 370034000 SERVICIOS LOGÍSTICOS Y DE MANTENIMIENTO

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: SERVICIO

META: 1.270.928

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 370034011 FACILITAR LOS SERVICIOS LOGÍSTICOS, DE MANTENIMIENTO Y DE APOYO A LAS ÁREAS ADYACENTES AL MPPDP

UNIDAD DE MEDIDA: SERVICIO

META: 20

RESPONSABLE/EJECUTOR: COODINACIÓN DE COMPRAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**73.511**	**0**	**0**	**0**	**0**	0	**73.511**
403	18	00	00	Impuestos indirectos	73.511	0	0	0	0	0	73.511
403	18	01	00	Impuesto al valor agregado	73.511	0	0	0	0	0	73.511
407	**00**	**00**	**00**	**Transferencias y donaciones**	**612.594**	**0**	**0**	**0**	**0**	0	**612.594**
407	01	00	00	Transferencias y donaciones corrientes internas	612.594	0	0	0	0	0	612.594
407	01	02	00	Donaciones corrientes internas al sector privado	612.594	0	0	0	0	0	612.594
407	01	02	01	Donaciones corrientes a personas	612.594	0	0	0	0	0	612.594
				Totales	**686.105**	**0**	**0**	**0**	**0**	0	**686.105**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 114702 370035000 FORTALECIMIENTO DE LA SEGURIDAD, DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: CONSOLIDARNOS CON EL MÁXIMO ÓRGANO DE CONSULTA PARA LA PLANIFICACIÓN Y ASESORAMIENTO DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL EN LOS ASUNTOS RELACIONADOS CON LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 516

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**29.012.566**	**0**	**0**	**0**	**0**	**0**	**29.012.566**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.554.537	0	0	0	0	0	9.554.537
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.836.795	0	0	0	0	0	1.836.795
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	486.038	0	0	0	0	0	486.038
401	01	18	00	Remuneraciones al personal contratado	131.019	0	0	0	0	0	131.019
401	01	99	00	Otras retribuciones	7.100.685	0	0	0	0	0	7.100.685
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	833.122	0	0	0	0	0	833.122
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	682.518	0	0	0	0	0	682.518
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	150.604	0	0	0	0	0	150.604
401	03	00	00	Primas	2.092.360	0	0	0	0	0	2.092.360
401	03	01	00	Primas por mérito a empleados	267.500	0	0	0	0	0	267.500
401	03	03	00	Primas por hogar a empleados	162.000	0	0	0	0	0	162.000
401	03	04	00	Primas por hijos a empleados	54.500	0	0	0	0	0	54.500
401	03	08	00	Primas de profesionalización a empleados	196.500	0	0	0	0	0	196.500
401	03	09	00	Primas por antigüedad a empleados	778.800	0	0	0	0	0	778.800
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	295.000	0	0	0	0	0	295.000
401	03	16	00	Primas por mérito a obreros	86.400	0	0	0	0	0	86.400
401	03	18	00	Primas por hogar a obreros	51.840	0	0	0	0	0	51.840
401	03	19	00	Primas por hijos de obreros	22.200	0	0	0	0	0	22.200
401	03	21	00	Primas por antigüedad a obreros	174.720	0	0	0	0	0	174.720
401	03	22	00	Primas de profesionalización a obreros	2.900	0	0	0	0	0	2.900
401	04	00	00	Complementos de sueldos y salarios	2.587.800	0	0	0	0	0	2.587.800
401	04	06	00	Complemento a empleados por comisión de servicios	160.000	0	0	0	0	0	160.000
401	04	08	00	Bono compensatorio de alimentación a empleados	1.818.800	0	0	0	0	0	1.818.800
401	04	18	00	Bono compensatorio de alimentación a obreros	504.000	0	0	0	0	0	504.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	105.000	0	0	0	0	0	105.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.477.076	0	0	0	0	0	4.477.076
401	05	01	00	Aguinaldos a empleados	3.188.566	0	0	0	0	0	3.188.566

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 114702 370035000 FORTALECIMIENTO DE LA SEGURIDAD, DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: CONSOLIDARNOS CON EL MÁXIMO ÓRGANO DE CONSULTA PARA LA PLANIFICACIÓN Y ASESORAMIENTO DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL EN LOS ASUNTOS RELACIONADOS CON LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 516

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	03	00	Bono vacacional a empleados	480.100	0	0	0	0	0	480.100
401	05	04	00	Aguinaldos a obreros	630.160	0	0	0	0	0	630.160
401	05	06	00	Bono vacacional a obreros	107.250	0	0	0	0	0	107.250
401	05	07	00	Aguinaldos al personal contratado	65.000	0	0	0	0	0	65.000
401	05	08	00	Bono vacacional al personal contratado	6.000	0	0	0	0	0	6.000
401	06	00	00	Aportes patronales y legales	834.726	0	0	0	0	0	834.726
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	387.937	0	0	0	0	0	387.937
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	89.208	0	0	0	0	0	89.208
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	74.714	0	0	0	0	0	74.714
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	112.071	0	0	0	0	0	112.071
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	100.249	0	0	0	0	0	100.249
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	22.278	0	0	0	0	0	22.278
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	19.308	0	0	0	0	0	19.308
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	28.961	0	0	0	0	0	28.961
401	07	00	00	Asistencia socio-económica	5.117.555	0	0	0	0	0	5.117.555
401	07	01	00	Capacitación y adiestramiento a empleados	30.000	0	0	0	0	0	30.000
401	07	02	00	Becas a empleados	350.000	0	0	0	0	0	350.000
401	07	03	00	Ayudas por matrimonio a empleados	300	0	0	0	0	0	300
401	07	04	00	Ayudas por nacimiento de hijos a empleados	500	0	0	0	0	0	500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	790.000	0	0	0	0	0	790.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	560.351	0	0	0	0	0	560.351
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.200.000	0	0	0	0	0	1.200.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	262.000	0	0	0	0	0	262.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	181.200	0	0	0	0	0	181.200
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	225.000	0	0	0	0	0	225.000
401	07	17	00	Capacitación y adiestramiento a obreros	5.000	0	0	0	0	0	5.000
401	07	18	00	Becas a obreros	93.000	0	0	0	0	0	93.000
401	07	19	00	Ayudas por matrimonio de obreros	300	0	0	0	0	0	300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 114702 370035000 FORTALECIMIENTO DE LA SEGURIDAD, DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: CONSOLIDARNOS CON EL MÁXIMO ÓRGANO DE CONSULTA PARA LA PLANIFICACIÓN Y ASESORAMIENTO DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL EN LOS ASUNTOS RELACIONADOS CON LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 516

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	20	00	Ayudas por nacimiento de hijos de obreros	400	0	0	0	0	0	400
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	260.000	0	0	0	0	0	260.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	144.804	0	0	0	0	0	144.804
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	550.000	0	0	0	0	0	550.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	84.000	0	0	0	0	0	84.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	110.700	0	0	0	0	0	110.700
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	90.000	0	0	0	0	0	90.000
401	07	96	00	Otras subvenciones a empleados	100.000	0	0	0	0	0	100.000
401	07	97	00	Otras subvenciones a obreros	80.000	0	0	0	0	0	80.000
401	08	00	00	Prestaciones sociales e indemnizaciones	3.515.390	0	0	0	0	0	3.515.390
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.830.170	0	0	0	0	0	2.830.170
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	620.220	0	0	0	0	0	620.220
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	65.000	0	0	0	0	0	65.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**905.900**	**0**	**0**	**0**	**0**	**0**	**905.900**
402	01	00	00	Productos alimenticios y agropecuarios	86.000	0	0	0	0	0	86.000
402	01	01	00	Alimentos y bebidas para personas	86.000	0	0	0	0	0	86.000
402	04	00	00	Productos de cuero y caucho	11.500	0	0	0	0	0	11.500
402	04	03	00	Cauchos y tripas para vehículos	11.500	0	0	0	0	0	11.500
402	05	00	00	Productos de papel, cartón e impresos	237.000	0	0	0	0	0	237.000
402	05	01	00	Pulpa de madera, papel y cartón	35.000	0	0	0	0	0	35.000
402	05	02	00	Envases y cajas de papel y cartón	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	60.000	0	0	0	0	0	60.000
402	05	04	00	Libros, revistas y periódicos	12.000	0	0	0	0	0	12.000
402	05	06	00	Productos de papel y cartón para computación	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	35.000	0	0	0	0	0	35.000
402	06	03	00	Tintas, pinturas y colorantes	15.000	0	0	0	0	0	15.000
402	06	05	00	Productos de tocador	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 114702 370035000 FORTALECIMIENTO DE LA SEGURIDAD, DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: CONSOLIDARNOS CON EL MÁXIMO ÓRGANO DE CONSULTA PARA LA PLANIFICACIÓN Y ASESORAMIENTO DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL EN LOS ASUNTOS RELACIONADOS CON LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 516

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	08	00	Productos plásticos	15.000	0	0	0	0	0	15.000
402	07	00	00	Productos minerales no metálicos	1.000	0	0	0	0	0	1.000
402	07	02	00	Vidrios y productos de vidrio	1.000	0	0	0	0	0	1.000
402	08	00	00	Productos metálicos	45.000	0	0	0	0	0	45.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	25.000	0	0	0	0	0	25.000
402	08	10	00	Repuestos y accesorios para otros equipos	5.000	0	0	0	0	0	5.000
402	08	99	00	Otros productos metálicos	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	490.400	0	0	0	0	0	490.400
402	10	02	00	Materiales y útiles de limpieza y aseo	100.000	0	0	0	0	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	0	100.000
402	10	06	00	Condecoraciones, ofrendas y similares	15.000	0	0	0	0	0	15.000
402	10	07	00	Productos de seguridad en el trabajo	1.000	0	0	0	0	0	1.000
402	10	08	00	Materiales para equipos de computación	256.400	0	0	0	0	0	256.400
402	10	11	00	Materiales eléctricos	15.000	0	0	0	0	0	15.000
402	10	12	00	Materiales para instalaciones sanitarias	2.000	0	0	0	0	0	2.000
402	10	99	00	Otros productos y útiles diversos	1.000	0	0	0	0	0	1.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.094.763**	**0**	**0**	**0**	**0**	**0**	**3.094.763**
403	04	00	00	Servicios básicos	132.000	0	0	0	0	0	132.000
403	04	04	00	Teléfonos	24.000	0	0	0	0	0	24.000
403	04	05	00	Servicio de comunicaciones	108.000	0	0	0	0	0	108.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	2.000	0	0	0	0	0	2.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	2.000	0	0	0	0	0	2.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	90.000	0	0	0	0	0	90.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	07	03	00	Relaciones sociales	70.000	0	0	0	0	0	70.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	130.000	0	0	0	0	0	130.000
403	08	01	00	Primas y gastos de seguros	120.000	0	0	0	0	0	120.000
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	0	10.000

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **PROYECTO:** 114702 370035000 FORTALECIMIENTO DE LA SEGURIDAD, DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: CONSOLIDARNOS CON EL MÁXIMO ÓRGANO DE CONSULTA PARA LA PLANIFICACIÓN Y ASESORAMIENTO DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL EN LOS ASUNTOS RELACIONADOS CON LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 516

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	290.000	0	0	0	0	0	290.000
403	09	01	00	Viáticos y pasajes dentro del país	70.000	0	0	0	0	0	70.000
403	09	02	00	Viáticos y pasajes fuera del país	220.000	0	0	0	0	0	220.000
403	10	00	00	Servicios profesionales y técnicos	1.485.200	0	0	0	0	0	1.485.200
403	10	03	00	Servicios de procesamiento de datos	5.000	0	0	0	0	0	5.000
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	0	40.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.435.200	0	0	0	0	0	1.435.200
403	10	99	00	Otros servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	86.500	0	0	0	0	0	86.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.500	0	0	0	0	0	1.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	310.000	0	0	0	0	0	310.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	310.000	0	0	0	0	0	310.000
403	18	00	00	Impuestos indirectos	282.625	0	0	0	0	0	282.625
403	18	01	00	Impuesto al valor agregado	282.625	0	0	0	0	0	282.625
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	130.438	0	0	0	0	0	130.438
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	130.438	0	0	0	0	0	130.438
403	99	00	00	Otros servicios no personales	156.000	0	0	0	0	0	156.000
403	99	01	00	Otros servicios no personales	156.000	0	0	0	0	0	156.000
404	**00**	**00**	**00**	**Activos reales**	**35.000**	**0**	**0**	**0**	**0**	**0**	**35.000**
404	12	00	00	Activos intangibles	35.000	0	0	0	0	0	35.000
404	12	04	00	Paquetes y programas de computación	35.000	0	0	0	0	0	35.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.467.434**	**0**	**0**	**0**	**0**	**0**	**1.467.434**
407	01	00	00	Transferencias y donaciones corrientes internas	1.467.434	0	0	0	0	0	1.467.434
407	01	01	00	Transferencias corrientes internas al sector privado	1.467.434	0	0	0	0	0	1.467.434
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	680.415	0	0	0	0	0	680.415

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 114702 370035000 FORTALECIMIENTO DE LA SEGURIDAD, DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: CONSOLIDARNOS CON EL MÁXIMO ÓRGANO DE CONSULTA PARA LA PLANIFICACIÓN Y ASESORAMIENTO DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL EN LOS ASUNTOS RELACIONADOS CON LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME

META: 516

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	172.019	0	0	0	0	0	172.019
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	90.000	0	0	0	0	0	90.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	220.000	0	0	0	0	0	220.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	305.000	0	0	0	0	0	305.000
				Totales	**34.515.663**	**0**	**0**	**0**	**0**	**0**	**34.515.663**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 114702 370035000 FORTALECIMIENTO DE LA SEGURIDAD, DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: CONSOLIDARNOS CON EL MÁXIMO ÓRGANO DE CONSULTA PARA LA PLANIFICACIÓN Y ASESORAMIENTO DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL EN LOS ASUNTOS RELACIONADOS CON LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME

META: 516

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 114702 370035000 FORTALECIMIENTO DE LA SEGURIDAD, DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: CONSOLIDARNOS CON EL MÁXIMO ÓRGANO DE CONSULTA PARA LA PLANIFICACIÓN Y ASESORAMIENTO DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL EN LOS ASUNTOS RELACIONADOS CON LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 516

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 370035001 RECOPILACIÓN Y EVALUACIÓN DE LOS SECTORES NACIONAL E INTERNACIONAL QUE AFETEN EL DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 242

RESPONSABLE/EJECUTOR: SECRETARIA DEL CONSEJO DE DEFENSA DE LA NACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**29.012.566**	**0**	**0**	**0**	**0**	0	**29.012.566**
401	01	00	00	Sueldos, salarios y otras retribuciones	9.554.537	0	0	0	0	0	9.554.537
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.836.795	0	0	0	0	0	1.836.795
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	486.038	0	0	0	0	0	486.038
401	01	18	00	Remuneraciones al personal contratado	131.019	0	0	0	0	0	131.019
401	01	99	00	Otras retribuciones	7.100.685	0	0	0	0	0	7.100.685
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	833.122	0	0	0	0	0	833.122
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	682.518	0	0	0	0	0	682.518
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	150.604	0	0	0	0	0	150.604
401	03	00	00	Primas	2.092.360	0	0	0	0	0	2.092.360
401	03	01	00	Primas por mérito a empleados	267.500	0	0	0	0	0	267.500
401	03	03	00	Primas por hogar a empleados	162.000	0	0	0	0	0	162.000
401	03	04	00	Primas por hijos a empleados	54.500	0	0	0	0	0	54.500
401	03	08	00	Primas de profesionalización a empleados	196.500	0	0	0	0	0	196.500
401	03	09	00	Primas por antigüedad a empleados	778.800	0	0	0	0	0	778.800
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	295.000	0	0	0	0	0	295.000
401	03	16	00	Primas por mérito a obreros	86.400	0	0	0	0	0	86.400
401	03	18	00	Primas por hogar a obreros	51.840	0	0	0	0	0	51.840
401	03	19	00	Primas por hijos de obreros	22.200	0	0	0	0	0	22.200
401	03	21	00	Primas por antigüedad a obreros	174.720	0	0	0	0	0	174.720
401	03	22	00	Primas de profesionalización a obreros	2.900	0	0	0	0	0	2.900
401	04	00	00	Complementos de sueldos y salarios	2.587.800	0	0	0	0	0	2.587.800
401	04	06	00	Complemento a empleados por comisión de servicios	160.000	0	0	0	0	0	160.000
401	04	08	00	Bono compensatorio de alimentación a empleados	1.818.800	0	0	0	0	0	1.818.800

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 114702 370035000 FORTALECIMIENTO DE LA SEGURIDAD, DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: CONSOLIDARNOS CON EL MÁXIMO ÓRGANO DE CONSULTA PARA LA PLANIFICACIÓN Y ASESORAMIENTO DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL EN LOS ASUNTOS RELACIONADOS CON LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 516

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 370035001 RECOPILACIÓN Y EVALUACIÓN DE LOS SECTORES NACIONAL E INTERNACIONAL QUE AFETEN EL DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 242

RESPONSABLE/EJECUTOR: SECRETARIA DEL CONSEJO DE DEFENSA DE LA NACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	04	18	00	Bono compensatorio de alimentación a obreros	504.000	0	0	0	0	0	504.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	105.000	0	0	0	0	0	105.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	4.477.076	0	0	0	0	0	4.477.076
401	05	01	00	Aguinaldos a empleados	3.188.566	0	0	0	0	0	3.188.566
401	05	03	00	Bono vacacional a empleados	480.100	0	0	0	0	0	480.100
401	05	04	00	Aguinaldos a obreros	630.160	0	0	0	0	0	630.160
401	05	06	00	Bono vacacional a obreros	107.250	0	0	0	0	0	107.250
401	05	07	00	Aguinaldos al personal contratado	65.000	0	0	0	0	0	65.000
401	05	08	00	Bono vacacional al personal contratado	6.000	0	0	0	0	0	6.000
401	06	00	00	Aportes patronales y legales	834.726	0	0	0	0	0	834.726
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	387.937	0	0	0	0	0	387.937
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	89.208	0	0	0	0	0	89.208
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	74.714	0	0	0	0	0	74.714
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	112.071	0	0	0	0	0	112.071
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	100.249	0	0	0	0	0	100.249
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	22.278	0	0	0	0	0	22.278
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	19.308	0	0	0	0	0	19.308
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	28.961	0	0	0	0	0	28.961
401	07	00	00	Asistencia socio-económica	5.117.555	0	0	0	0	0	5.117.555
401	07	01	00	Capacitación y adiestramiento a empleados	30.000	0	0	0	0	0	30.000
401	07	02	00	Becas a empleados	350.000	0	0	0	0	0	350.000
401	07	03	00	Ayudas por matrimonio a empleados	300	0	0	0	0	0	300
401	07	04	00	Ayudas por nacimiento de hijos a empleados	500	0	0	0	0	0	500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	790.000	0	0	0	0	0	790.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 114702 370035000 FORTALECIMIENTO DE LA SEGURIDAD, DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: CONSOLIDARNOS CON EL MÁXIMO ÓRGANO DE CONSULTA PARA LA PLANIFICACIÓN Y ASESORAMIENTO DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL EN LOS ASUNTOS RELACIONADOS CON LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 516

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 370035001 RECOPILACIÓN Y EVALUACIÓN DE LOS SECTORES NACIONAL E INTERNACIONAL QUE AFETEN EL DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 242

RESPONSABLE/EJECUTOR: SECRETARIA DEL CONSEJO DE DEFENSA DE LA NACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	560.351	0	0	0	0	0	560.351
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.200.000	0	0	0	0	0	1.200.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	262.000	0	0	0	0	0	262.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	181.200	0	0	0	0	0	181.200
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	225.000	0	0	0	0	0	225.000
401	07	17	00	Capacitación y adiestramiento a obreros	5.000	0	0	0	0	0	5.000
401	07	18	00	Becas a obreros	93.000	0	0	0	0	0	93.000
401	07	19	00	Ayudas por matrimonio de obreros	300	0	0	0	0	0	300
401	07	20	00	Ayudas por nacimiento de hijos de obreros	400	0	0	0	0	0	400
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	260.000	0	0	0	0	0	260.000
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	144.804	0	0	0	0	0	144.804
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	550.000	0	0	0	0	0	550.000
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	84.000	0	0	0	0	0	84.000
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	110.700	0	0	0	0	0	110.700
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	90.000	0	0	0	0	0	90.000
401	07	96	00	Otras subvenciones a empleados	100.000	0	0	0	0	0	100.000
401	07	97	00	Otras subvenciones a obreros	80.000	0	0	0	0	0	80.000
401	08	00	00	Prestaciones sociales e indemnizaciones	3.515.390	0	0	0	0	0	3.515.390
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	2.830.170	0	0	0	0	0	2.830.170
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	620.220	0	0	0	0	0	620.220
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	65.000	0	0	0	0	0	65.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.467.434**	**0**	**0**	**0**	**0**	0	**1.467.434**
407	01	00	00	Transferencias y donaciones corrientes internas	1.467.434	0	0	0	0	0	1.467.434

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 114702 370035000 FORTALECIMIENTO DE LA SEGURIDAD, DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: CONSOLIDARNOS CON EL MÁXIMO ÓRGANO DE CONSULTA PARA LA PLANIFICACIÓN Y ASESORAMIENTO DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL EN LOS ASUNTOS RELACIONADOS CON LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 516

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 370035001 RECOPILACIÓN Y EVALUACIÓN DE LOS SECTORES NACIONAL E INTERNACIONAL QUE AFETEN EL DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 242

RESPONSABLE/EJECUTOR: SECRETARIA DEL CONSEJO DE DEFENSA DE LA NACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	01	01	00	Transferencias corrientes internas al sector privado	1.467.434	0	0	0	0	0	1.467.434
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	680.415	0	0	0	0	0	680.415
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	172.019	0	0	0	0	0	172.019
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	90.000	0	0	0	0	0	90.000
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	220.000	0	0	0	0	0	220.000
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	305.000	0	0	0	0	0	305.000
				Totales	**30.480.000**	**0**	**0**	**0**	**0**	0	**30.480.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 114702 370035000 FORTALECIMIENTO DE LA SEGURIDAD, DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: CONSOLIDARNOS CON EL MÁXIMO ÓRGANO DE CONSULTA PARA LA PLANIFICACIÓN Y ASESORAMIENTO DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL EN LOS ASUNTOS RELACIONADOS CON LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 516

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 370035002 ASESORAR Y MANTERNER INFORMADO AL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL.

UNIDAD DE MEDIDA: INFORME **META:** 274

RESPONSABLE/EJECUTOR: SECRETARIA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**905.900**	**0**	**0**	**0**	**0**	0	**905.900**
402	01	00	00	Productos alimenticios y agropecuarios	86.000	0	0	0	0	0	86.000
402	01	01	00	Alimentos y bebidas para personas	86.000	0	0	0	0	0	86.000
402	04	00	00	Productos de cuero y caucho	11.500	0	0	0	0	0	11.500
402	04	03	00	Cauchos y tripas para vehículos	11.500	0	0	0	0	0	11.500
402	05	00	00	Productos de papel, cartón e impresos	237.000	0	0	0	0	0	237.000
402	05	01	00	Pulpa de madera, papel y cartón	35.000	0	0	0	0	0	35.000
402	05	02	00	Envases y cajas de papel y cartón	10.000	0	0	0	0	0	10.000
402	05	03	00	Productos de papel y cartón para oficina	60.000	0	0	0	0	0	60.000
402	05	04	00	Libros, revistas y periódicos	12.000	0	0	0	0	0	12.000
402	05	06	00	Productos de papel y cartón para computación	20.000	0	0	0	0	0	20.000
402	05	07	00	Productos de papel y cartón para la imprenta y reproducción	100.000	0	0	0	0	0	100.000
402	06	00	00	Productos químicos y derivados	35.000	0	0	0	0	0	35.000
402	06	03	00	Tintas, pinturas y colorantes	15.000	0	0	0	0	0	15.000
402	06	05	00	Productos de tocador	5.000	0	0	0	0	0	5.000
402	06	08	00	Productos plásticos	15.000	0	0	0	0	0	15.000
402	07	00	00	Productos minerales no metálicos	1.000	0	0	0	0	0	1.000
402	07	02	00	Vidrios y productos de vidrio	1.000	0	0	0	0	0	1.000
402	08	00	00	Productos metálicos	45.000	0	0	0	0	0	45.000
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	10.000	0	0	0	0	0	10.000
402	08	09	00	Repuestos y accesorios para equipos de transporte	25.000	0	0	0	0	0	25.000
402	08	10	00	Repuestos y accesorios para otros equipos	5.000	0	0	0	0	0	5.000
402	08	99	00	Otros productos metálicos	5.000	0	0	0	0	0	5.000
402	10	00	00	Productos varios y útiles diversos	490.400	0	0	0	0	0	490.400

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 114702 370035000 FORTALECIMIENTO DE LA SEGURIDAD, DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: CONSOLIDARNOS CON EL MÁXIMO ÓRGANO DE CONSULTA PARA LA PLANIFICACIÓN Y ASESORAMIENTO DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL EN LOS ASUNTOS RELACIONADOS CON LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 516

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 370035002 ASESORAR Y MANTERNER INFORMADO AL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL.

UNIDAD DE MEDIDA: INFORME **META:** 274

RESPONSABLE/EJECUTOR: SECRETARIA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	02	00	Materiales y útiles de limpieza y aseo	100.000	0	0	0	0	0	100.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	100.000	0	0	0	0	0	100.000
402	10	06	00	Condecoraciones, ofrendas y similares	15.000	0	0	0	0	0	15.000
402	10	07	00	Productos de seguridad en el trabajo	1.000	0	0	0	0	0	1.000
402	10	08	00	Materiales para equipos de computación	256.400	0	0	0	0	0	256.400
402	10	11	00	Materiales eléctricos	15.000	0	0	0	0	0	15.000
402	10	12	00	Materiales para instalaciones sanitarias	2.000	0	0	0	0	0	2.000
402	10	99	00	Otros productos y útiles diversos	1.000	0	0	0	0	0	1.000
403	**00**	**00**	**00**	**Servicios no personales**	**3.094.763**	**0**	**0**	**0**	**0**	0	**3.094.763**
403	04	00	00	Servicios básicos	132.000	0	0	0	0	0	132.000
403	04	04	00	Teléfonos	24.000	0	0	0	0	0	24.000
403	04	05	00	Servicio de comunicaciones	108.000	0	0	0	0	0	108.000
403	05	00	00	Servicio de administración, vigilancia y mantenimiento de los servicios básicos	2.000	0	0	0	0	0	2.000
403	05	04	00	Servicio de administración, vigilancia y mantenimiento del servicio de teléfonos	2.000	0	0	0	0	0	2.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	90.000	0	0	0	0	0	90.000
403	07	02	00	Imprenta y reproducción	20.000	0	0	0	0	0	20.000
403	07	03	00	Relaciones sociales	70.000	0	0	0	0	0	70.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	130.000	0	0	0	0	0	130.000
403	08	01	00	Primas y gastos de seguros	120.000	0	0	0	0	0	120.000
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	290.000	0	0	0	0	0	290.000
403	09	01	00	Viáticos y pasajes dentro del país	70.000	0	0	0	0	0	70.000
403	09	02	00	Viáticos y pasajes fuera del país	220.000	0	0	0	0	0	220.000
403	10	00	00	Servicios profesionales y técnicos	1.485.200	0	0	0	0	0	1.485.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 114702 370035000 FORTALECIMIENTO DE LA SEGURIDAD, DESARROLLO Y DEFENSA INTEGRAL DE LA NACIÓN.

OBJETIVO DEL PROYECTO: CONSOLIDARNOS CON EL MÁXIMO ÓRGANO DE CONSULTA PARA LA PLANIFICACIÓN Y ASESORAMIENTO DEL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL EN LOS ASUNTOS RELACIONADOS CON LA SEGURIDAD, DEFENSA Y DESARROLLO INTEGRAL DE LA NACIÓN.

UNIDAD DE MEDIDA: INFORME **META:** 516

RESPONSABLE/EJECUTOR: SECRETARÍA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 370035002 ASESORAR Y MANTERNER INFORMADO AL PODER PÚBLICO NACIONAL, ESTATAL, MUNICIPAL Y COMUNAL.

UNIDAD DE MEDIDA: INFORME **META:** 274

RESPONSABLE/EJECUTOR: SECRETARIA GENERAL DEL CONSEJO DE DEFENSA DE LA NACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	10	03	00	Servicios de procesamiento de datos	5.000	0	0	0	0	0	5.000
403	10	07	00	Servicios de capacitación y adiestramiento	40.000	0	0	0	0	0	40.000
403	10	11	00	Servicios para la elaboración y suministro de comida	1.435.200	0	0	0	0	0	1.435.200
403	10	99	00	Otros servicios profesionales y técnicos	5.000	0	0	0	0	0	5.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	86.500	0	0	0	0	0	86.500
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	50.000	0	0	0	0	0	50.000
403	11	03	00	Conservación y reparaciones menores de equipos de comunicaciones y de señalamiento	1.500	0	0	0	0	0	1.500
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	30.000	0	0	0	0	0	30.000
403	11	99	00	Conservación y reparaciones menores de otras maquinaria y equipos	5.000	0	0	0	0	0	5.000
403	16	00	00	Servicios de diversión, esparcimiento y culturales	310.000	0	0	0	0	0	310.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	310.000	0	0	0	0	0	310.000
403	18	00	00	Impuestos indirectos	282.625	0	0	0	0	0	282.625
403	18	01	00	Impuesto al valor agregado	282.625	0	0	0	0	0	282.625
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	130.438	0	0	0	0	0	130.438
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	130.438	0	0	0	0	0	130.438
403	99	00	00	Otros servicios no personales	156.000	0	0	0	0	0	156.000
403	99	01	00	Otros servicios no personales	156.000	0	0	0	0	0	156.000
404	**00**	**00**	**00**	**Activos reales**	**35.000**	**0**	**0**	**0**	**0**	0	**35.000**
404	12	00	00	Activos intangibles	35.000	0	0	0	0	0	35.000
404	12	04	00	Paquetes y programas de computación	35.000	0	0	0	0	0	35.000
				Totales	**4.035.663**	**0**	**0**	**0**	**0**	0	**4.035.663**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115828 370036000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: INSPECCIONAR, EVALUAR Y DAR SEGUIMIENTO A LOS PLANES, PROYECTOS, OBRAS Y TRABAJOS QUE EJECUTEN LOS ÓRGANOS, ENTES Y MISIONES CON EL FIN DE MANTENER INFORMADO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA PARA FACILITAR LA TOMA DE DECISIONES Y BRINDAR SATISFACCIÓN AL CIUDADANO Y CIUDADANA QUE RECIBE SERVICIOS PÚBLICOS.

UNIDAD DE MEDIDA: INFORME

META: 1.825

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS						
					Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**9.659.165**	**0**	**0**	**0**	**0**	**0**	**9.659.165**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.687.020	0	0	0	0	0	1.687.020
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.687.020	0	0	0	0	0	1.687.020
401	03	00	00	Primas	1.364.413	0	0	0	0	0	1.364.413
401	03	03	00	Primas por hogar a empleados	72.000	0	0	0	0	0	72.000
401	03	04	00	Primas por hijos a empleados	7.920	0	0	0	0	0	7.920
401	03	08	00	Primas de profesionalización a empleados	202.443	0	0	0	0	0	202.443
401	03	09	00	Primas por antigüedad a empleados	69.840	0	0	0	0	0	69.840
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.012.210	0	0	0	0	0	1.012.210
401	04	00	00	Complementos de sueldos y salarios	1.660.516	0	0	0	0	0	1.660.516
401	04	06	00	Complemento a empleados por comisión de servicios	50.000	0	0	0	0	0	50.000
401	04	08	00	Bono compensatorio de alimentación a empleados	935.712	0	0	0	0	0	935.712
401	04	96	00	Otros complementos a empleados	674.804	0	0	0	0	0	674.804
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.449.097	0	0	0	0	0	1.449.097
401	05	01	00	Aguinaldos a empleados	1.035.070	0	0	0	0	0	1.035.070
401	05	03	00	Bono vacacional a empleados	414.027	0	0	0	0	0	414.027
401	06	00	00	Aportes patronales y legales	596.198	0	0	0	0	0	596.198
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	335.361	0	0	0	0	0	335.361
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	111.787	0	0	0	0	0	111.787
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	74.525	0	0	0	0	0	74.525
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	74.525	0	0	0	0	0	74.525
401	07	00	00	Asistencia socio-económica	2.332.634	0	0	0	0	0	2.332.634
401	07	01	00	Capacitación y adiestramiento a empleados	20.000	0	0	0	0	0	20.000
401	07	02	00	Becas a empleados	94.896	0	0	0	0	0	94.896
401	07	03	00	Ayudas por matrimonio a empleados	3.500	0	0	0	0	0	3.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	3.500	0	0	0	0	0	3.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	249.522	0	0	0	0	0	249.522
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	558.936	0	0	0	0	0	558.936

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115828 370036000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: INSPECCIONAR, EVALUAR Y DAR SEGUIMIENTO A LOS PLANES, PROYECTOS, OBRAS Y TRABAJOS QUE EJECUTEN LOS ÓRGANOS, ENTES Y MISIONES CON EL FIN DE MANTENER INFORMADO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA PARA FACILITAR LA TOMA DE DECISIONES Y BRINDAR SATISFACCIÓN AL CIUDADANO Y CIUDADANA QUE RECIBE SERVICIOS PÚBLICOS.

UNIDAD DE MEDIDA: INFORME **META:** 1.825

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.140.000	0	0	0	0	0	1.140.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	46.200	0	0	0	0	0	46.200
401	07	10	00	Dotación de uniformes a empleados	24.000	0	0	0	0	0	24.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	110.880	0	0	0	0	0	110.880
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	46.200	0	0	0	0	0	46.200
401	07	96	00	Otras subvenciones a empleados	35.000	0	0	0	0	0	35.000
401	08	00	00	Prestaciones sociales e indemnizaciones	569.287	0	0	0	0	0	569.287
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	569.287	0	0	0	0	0	569.287
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**800.000**	**0**	**0**	**0**	**0**	**0**	**800.000**
402	03	00	00	Textiles y vestuarios	34.020	0	0	0	0	0	34.020
402	03	02	00	Prendas de vestir	28.620	0	0	0	0	0	28.620
402	03	03	00	Calzados	5.400	0	0	0	0	0	5.400
402	04	00	00	Productos de cuero y caucho	8.640	0	0	0	0	0	8.640
402	04	03	00	Cauchos y tripas para vehículos	8.640	0	0	0	0	0	8.640
402	05	00	00	Productos de papel, cartón e impresos	255.800	0	0	0	0	0	255.800
402	05	01	00	Pulpa de madera, papel y cartón	10.800	0	0	0	0	0	10.800
402	05	03	00	Productos de papel y cartón para oficina	245.000	0	0	0	0	0	245.000
402	06	00	00	Productos químicos y derivados	156.360	0	0	0	0	0	156.360
402	06	03	00	Tintas, pinturas y colorantes	151.200	0	0	0	0	0	151.200
402	06	05	00	Productos de tocador	540	0	0	0	0	0	540
402	06	06	00	Combustibles y lubricantes	1.920	0	0	0	0	0	1.920
402	06	08	00	Productos plásticos	2.700	0	0	0	0	0	2.700
402	08	00	00	Productos metálicos	67.500	0	0	0	0	0	67.500
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	67.500	0	0	0	0	0	67.500
402	10	00	00	Productos varios y útiles diversos	257.160	0	0	0	0	0	257.160
402	10	01	00	Artículos de deporte, recreación y juguetes	27.000	0	0	0	0	0	27.000
402	10	02	00	Materiales y útiles de limpieza y aseo	10.800	0	0	0	0	0	10.800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	31.980	0	0	0	0	0	31.980

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115828 370036000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: INSPECCIONAR, EVALUAR Y DAR SEGUIMIENTO A LOS PLANES, PROYECTOS, OBRAS Y TRABAJOS QUE EJECUTEN LOS ÓRGANOS, ENTES Y MISIONES CON EL FIN DE MANTENER INFORMADO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA PARA FACILITAR LA TOMA DE DECISIONES Y BRINDAR SATISFACCIÓN AL CIUDADANO Y CIUDADANA QUE RECIBE SERVICIOS PÚBLICOS.

UNIDAD DE MEDIDA: INFORME

META: 1.825

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	07	00	Productos de seguridad en el trabajo	21.492	0	0	0	0	0	21.492
402	10	08	00	Materiales para equipos de computación	165.888	0	0	0	0	0	165.888
402	99	00	00	Otros materiales y suministros	20.520	0	0	0	0	0	20.520
402	99	01	00	Otros materiales y suministros	20.520	0	0	0	0	0	20.520
403	**00**	**00**	**00**	**Servicios no personales**	**1.001.510**	**0**	**0**	**0**	**0**	**0**	**1.001.510**
403	04	00	00	Servicios básicos	25.310	0	0	0	0	0	25.310
403	04	04	00	Teléfonos	25.310	0	0	0	0	0	25.310
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	23.800	0	0	0	0	0	23.800
403	08	01	00	Primas y gastos de seguros	22.100	0	0	0	0	0	22.100
403	08	02	00	Comisiones y gastos bancarios	1.700	0	0	0	0	0	1.700
403	09	00	00	Viáticos y pasajes	517.000	0	0	0	0	0	517.000
403	09	01	00	Viáticos y pasajes dentro del país	517.000	0	0	0	0	0	517.000
403	10	00	00	Servicios profesionales y técnicos	23.800	0	0	0	0	0	23.800
403	10	07	00	Servicios de capacitación y adiestramiento	23.800	0	0	0	0	0	23.800
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	120.862	0	0	0	0	0	120.862
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	36.720	0	0	0	0	0	36.720
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	84.142	0	0	0	0	0	84.142
403	16	00	00	Servicios de diversión, esparcimiento y culturales	142.800	0	0	0	0	0	142.800
403	16	01	00	Servicios de diversión, esparcimiento y culturales	142.800	0	0	0	0	0	142.800
403	18	00	00	Impuestos indirectos	147.938	0	0	0	0	0	147.938
403	18	01	00	Impuesto al valor agregado	147.598	0	0	0	0	0	147.598
403	18	99	00	Otros impuestos indirectos	340	0	0	0	0	0	340
404	**00**	**00**	**00**	**Activos reales**	**539.325**	**0**	**0**	**0**	**0**	**0**	**539.325**
404	04	00	00	Equipos de transporte, tracción y elevación	282.000	0	0	0	0	0	282.000
404	04	01	00	Vehículos automotores terrestres	282.000	0	0	0	0	0	282.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	94.000	0	0	0	0	0	94.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	94.000	0	0	0	0	0	94.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	14.100	0	0	0	0	0	14.100

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115828 370036000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: INSPECCIONAR, EVALUAR Y DAR SEGUIMIENTO A LOS PLANES, PROYECTOS, OBRAS Y TRABAJOS QUE EJECUTEN LOS ÓRGANOS, ENTES Y MISIONES CON EL FIN DE MANTENER INFORMADO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA PARA FACILITAR LA TOMA DE DECISIONES Y BRINDAR SATISFACCIÓN AL CIUDADANO Y CIUDADANA QUE RECIBE SERVICIOS PÚBLICOS.

UNIDAD DE MEDIDA: INFORME

META: 1.825

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	07	02	00	Equipos de enseñanza, deporte y recreación	11.750	0	0	0	0	0	11.750
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	2.350	0	0	0	0	0	2.350
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	149.225	0	0	0	0	0	149.225
404	09	01	00	Mobiliario y equipos de oficina	117.500	0	0	0	0	0	117.500
404	09	02	00	Equipos de computación	31.725	0	0	0	0	0	31.725
				Totales	**12.000.000**	**0**	**0**	**0**	**0**	**0**	**12.000.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115828 370036000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: INSPECCIONAR, EVALUAR Y DAR SEGUIMIENTO A LOS PLANES, PROYECTOS, OBRAS Y TRABAJOS QUE EJECUTEN LOS ÓRGANOS, ENTES Y MISIONES CON EL FIN DE MANTENER INFORMADO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA PARA FACILITAR LA TOMA DE DECISIONES Y BRINDAR SATISFACCIÓN AL CIUDADANO Y CIUDADANA QUE RECIBE SERVICIOS PÚBLICOS.

UNIDAD DE MEDIDA: INFORME

META: 1.825

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115828 370036000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: INSPECCIONAR, EVALUAR Y DAR SEGUIMIENTO A LOS PLANES, PROYECTOS, OBRAS Y TRABAJOS QUE EJECUTEN LOS ÓRGANOS, ENTES Y MISIONES CON EL FIN DE MANTENER INFORMADO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA PARA FACILITAR LA TOMA DE DECISIONES Y BRINDAR SATISFACCIÓN AL CIUDADANO Y CIUDADANA QUE RECIBE SERVICIOS PÚBLICOS.

UNIDAD DE MEDIDA: INFORME **META:** 1.825

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 370036001 INSPECCIONAR Y EVALUAR LOS PROYECTOS SOCIALES, DE INFRAESTRUCTURAS, AGROALIMENTARIOS Y ENERGÉTICOS QUE EJECUTAN LOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO

UNIDAD DE MEDIDA: INFORME **META:** 1.360

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**9.659.165**	**0**	**0**	**0**	**0**	0	**9.659.165**
401	01	00	00	Sueldos, salarios y otras retribuciones	1.687.020	0	0	0	0	0	1.687.020
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.687.020	0	0	0	0	0	1.687.020
401	03	00	00	Primas	1.364.413	0	0	0	0	0	1.364.413
401	03	03	00	Primas por hogar a empleados	72.000	0	0	0	0	0	72.000
401	03	04	00	Primas por hijos a empleados	7.920	0	0	0	0	0	7.920
401	03	08	00	Primas de profesionalización a empleados	202.443	0	0	0	0	0	202.443
401	03	09	00	Primas por antigüedad a empleados	69.840	0	0	0	0	0	69.840
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.012.210	0	0	0	0	0	1.012.210
401	04	00	00	Complementos de sueldos y salarios	1.660.516	0	0	0	0	0	1.660.516
401	04	06	00	Complemento a empleados por comisión de servicios	50.000	0	0	0	0	0	50.000
401	04	08	00	Bono compensatorio de alimentación a empleados	935.712	0	0	0	0	0	935.712
401	04	96	00	Otros complementos a empleados	674.804	0	0	0	0	0	674.804
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.449.097	0	0	0	0	0	1.449.097
401	05	01	00	Aguinaldos a empleados	1.035.070	0	0	0	0	0	1.035.070
401	05	03	00	Bono vacacional a empleados	414.027	0	0	0	0	0	414.027
401	06	00	00	Aportes patronales y legales	596.198	0	0	0	0	0	596.198
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	335.361	0	0	0	0	0	335.361
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	111.787	0	0	0	0	0	111.787
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	74.525	0	0	0	0	0	74.525
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	74.525	0	0	0	0	0	74.525
401	07	00	00	Asistencia socio-económica	2.332.634	0	0	0	0	0	2.332.634
401	07	01	00	Capacitación y adiestramiento a empleados	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115828 370036000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: INSPECCIONAR, EVALUAR Y DAR SEGUIMIENTO A LOS PLANES, PROYECTOS, OBRAS Y TRABAJOS QUE EJECUTEN LOS ÓRGANOS, ENTES Y MISIONES CON EL FIN DE MANTENER INFORMADO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA PARA FACILITAR LA TOMA DE DECISIONES Y BRINDAR SATISFACCIÓN AL CIUDADANO Y CIUDADANA QUE RECIBE SERVICIOS PÚBLICOS.

UNIDAD DE MEDIDA: INFORME **META:** 1.825

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 370036001 INSPECCIONAR Y EVALUAR LOS PROYECTOS SOCIALES, DE INFRAESTRUCTURAS, AGROALIMENTARIOS Y ENERGÉTICOS QUE EJECUTAN LOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO

UNIDAD DE MEDIDA: INFORME **META:** 1.360

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	02	00	Becas a empleados	94.896	0	0	0	0	0	94.896
401	07	03	00	Ayudas por matrimonio a empleados	3.500	0	0	0	0	0	3.500
401	07	04	00	Ayudas por nacimiento de hijos a empleados	3.500	0	0	0	0	0	3.500
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	249.522	0	0	0	0	0	249.522
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	558.936	0	0	0	0	0	558.936
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	1.140.000	0	0	0	0	0	1.140.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	46.200	0	0	0	0	0	46.200
401	07	10	00	Dotación de uniformes a empleados	24.000	0	0	0	0	0	24.000
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	110.880	0	0	0	0	0	110.880
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	46.200	0	0	0	0	0	46.200
401	07	96	00	Otras subvenciones a empleados	35.000	0	0	0	0	0	35.000
401	08	00	00	Prestaciones sociales e indemnizaciones	569.287	0	0	0	0	0	569.287
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	569.287	0	0	0	0	0	569.287
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**535.400**	**0**	**0**	**0**	**0**	0	**535.400**
402	03	00	00	Textiles y vestuarios	31.320	0	0	0	0	0	31.320
402	03	02	00	Prendas de vestir	28.620	0	0	0	0	0	28.620
402	03	03	00	Calzados	2.700	0	0	0	0	0	2.700
402	04	00	00	Productos de cuero y caucho	8.640	0	0	0	0	0	8.640
402	04	03	00	Cauchos y tripas para vehículos	8.640	0	0	0	0	0	8.640
402	05	00	00	Productos de papel, cartón e impresos	253.100	0	0	0	0	0	253.100
402	05	01	00	Pulpa de madera, papel y cartón	8.100	0	0	0	0	0	8.100
402	05	03	00	Productos de papel y cartón para oficina	245.000	0	0	0	0	0	245.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115828 370036000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: INSPECCIONAR, EVALUAR Y DAR SEGUIMIENTO A LOS PLANES, PROYECTOS, OBRAS Y TRABAJOS QUE EJECUTEN LOS ÓRGANOS, ENTES Y MISIONES CON EL FIN DE MANTENER INFORMADO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA PARA FACILITAR LA TOMA DE DECISIONES Y BRINDAR SATISFACCIÓN AL CIUDADANO Y CIUDADANA QUE RECIBE SERVICIOS PÚBLICOS.

UNIDAD DE MEDIDA: INFORME **META:** 1.825

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 370036001 INSPECCIONAR Y EVALUAR LOS PROYECTOS SOCIALES, DE INFRAESTRUCTURAS, AGROALIMENTARIOS Y ENERGÉTICOS QUE EJECUTAN LOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO

UNIDAD DE MEDIDA: INFORME **META:** 1.360

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	06	00	00	Productos químicos y derivados	3.540	0	0	0	0	0	3.540
402	06	06	00	Combustibles y lubricantes	1.920	0	0	0	0	0	1.920
402	06	08	00	Productos plásticos	1.620	0	0	0	0	0	1.620
402	08	00	00	Productos metálicos	2.700	0	0	0	0	0	2.700
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	2.700	0	0	0	0	0	2.700
402	10	00	00	Productos varios y útiles diversos	217.200	0	0	0	0	0	217.200
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	30.900	0	0	0	0	0	30.900
402	10	07	00	Productos de seguridad en el trabajo	20.412	0	0	0	0	0	20.412
402	10	08	00	Materiales para equipos de computación	165.888	0	0	0	0	0	165.888
402	99	00	00	Otros materiales y suministros	18.900	0	0	0	0	0	18.900
402	99	01	00	Otros materiales y suministros	18.900	0	0	0	0	0	18.900
403	**00**	**00**	**00**	**Servicios no personales**	**935.822**	**0**	**0**	**0**	**0**	0	**935.822**
403	04	00	00	Servicios básicos	25.310	0	0	0	0	0	25.310
403	04	04	00	Teléfonos	25.310	0	0	0	0	0	25.310
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	23.800	0	0	0	0	0	23.800
403	08	01	00	Primas y gastos de seguros	22.100	0	0	0	0	0	22.100
403	08	02	00	Comisiones y gastos bancarios	1.700	0	0	0	0	0	1.700
403	09	00	00	Viáticos y pasajes	517.000	0	0	0	0	0	517.000
403	09	01	00	Viáticos y pasajes dentro del país	517.000	0	0	0	0	0	517.000
403	10	00	00	Servicios profesionales y técnicos	23.800	0	0	0	0	0	23.800
403	10	07	00	Servicios de capacitación y adiestramiento	23.800	0	0	0	0	0	23.800
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	120.862	0	0	0	0	0	120.862
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	36.720	0	0	0	0	0	36.720

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115828 370036000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: INSPECCIONAR, EVALUAR Y DAR SEGUIMIENTO A LOS PLANES, PROYECTOS, OBRAS Y TRABAJOS QUE EJECUTEN LOS ÓRGANOS, ENTES Y MISIONES CON EL FIN DE MANTENER INFORMADO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA PARA FACILITAR LA TOMA DE DECISIONES Y BRINDAR SATISFACCIÓN AL CIUDADANO Y CIUDADANA QUE RECIBE SERVICIOS PÚBLICOS.

UNIDAD DE MEDIDA: INFORME **META:** 1.825

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 370036001 INSPECCIONAR Y EVALUAR LOS PROYECTOS SOCIALES, DE INFRAESTRUCTURAS, AGROALIMENTARIOS Y ENERGÉTICOS QUE EJECUTAN LOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO

UNIDAD DE MEDIDA: INFORME **META:** 1.360

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	84.142	0	0	0	0	0	84.142
403	16	00	00	Servicios de diversión, esparcimiento y culturales	102.000	0	0	0	0	0	102.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	102.000	0	0	0	0	0	102.000
403	18	00	00	Impuestos indirectos	123.050	0	0	0	0	0	123.050
403	18	01	00	Impuesto al valor agregado	122.710	0	0	0	0	0	122.710
403	18	99	00	Otros impuestos indirectos	340	0	0	0	0	0	340
404	**00**	**00**	**00**	**Activos reales**	**539.325**	**0**	**0**	**0**	**0**	0	**539.325**
404	04	00	00	Equipos de transporte, tracción y elevación	282.000	0	0	0	0	0	282.000
404	04	01	00	Vehículos automotores terrestres	282.000	0	0	0	0	0	282.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	94.000	0	0	0	0	0	94.000
404	05	99	00	Otros equipos de comunicaciones y de señalamiento	94.000	0	0	0	0	0	94.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	14.100	0	0	0	0	0	14.100
404	07	02	00	Equipos de enseñanza, deporte y recreación	11.750	0	0	0	0	0	11.750
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	2.350	0	0	0	0	0	2.350
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	149.225	0	0	0	0	0	149.225
404	09	01	00	Mobiliario y equipos de oficina	117.500	0	0	0	0	0	117.500
404	09	02	00	Equipos de computación	31.725	0	0	0	0	0	31.725
				Totales	**11.669.712**	**0**	**0**	**0**	**0**	0	**11.669.712**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115828 370036000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: INSPECCIONAR, EVALUAR Y DAR SEGUIMIENTO A LOS PLANES, PROYECTOS, OBRAS Y TRABAJOS QUE EJECUTEN LOS ÓRGANOS, ENTES Y MISIONES CON EL FIN DE MANTENER INFORMADO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA PARA FACILITAR LA TOMA DE DECISIONES Y BRINDAR SATISFACCIÓN AL CIUDADANO Y CIUDADANA QUE RECIBE SERVICIOS PÚBLICOS.

UNIDAD DE MEDIDA: INFORME **META:** 1.825

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 370036002 SEGUIMIENTO Y CONTROL DE LOS PROYECTOS SOCIALES, DE INFRAESTRUCTURAS, AGROALIMENTARIOS Y ENERGÉTICOS QUE EJECUTAN LOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO

UNIDAD DE MEDIDA: INFORME **META:** 465

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**264.600**	**0**	**0**	**0**	**0**	0	**264.600**
402	03	00	00	Textiles y vestuarios	2.700	0	0	0	0	0	2.700
402	03	03	00	Calzados	2.700	0	0	0	0	0	2.700
402	05	00	00	Productos de papel, cartón e impresos	2.700	0	0	0	0	0	2.700
402	05	01	00	Pulpa de madera, papel y cartón	2.700	0	0	0	0	0	2.700
402	06	00	00	Productos químicos y derivados	152.820	0	0	0	0	0	152.820
402	06	03	00	Tintas, pinturas y colorantes	151.200	0	0	0	0	0	151.200
402	06	05	00	Productos de tocador	540	0	0	0	0	0	540
402	06	08	00	Productos plásticos	1.080	0	0	0	0	0	1.080
402	08	00	00	Productos metálicos	64.800	0	0	0	0	0	64.800
402	08	03	00	Herramientas menores, cuchillería y artículos generales de ferretería	64.800	0	0	0	0	0	64.800
402	10	00	00	Productos varios y útiles diversos	39.960	0	0	0	0	0	39.960
402	10	01	00	Artículos de deporte, recreación y juguetes	27.000	0	0	0	0	0	27.000
402	10	02	00	Materiales y útiles de limpieza y aseo	10.800	0	0	0	0	0	10.800
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.080	0	0	0	0	0	1.080
402	10	07	00	Productos de seguridad en el trabajo	1.080	0	0	0	0	0	1.080
402	99	00	00	Otros materiales y suministros	1.620	0	0	0	0	0	1.620
402	99	01	00	Otros materiales y suministros	1.620	0	0	0	0	0	1.620
403	**00**	**00**	**00**	**Servicios no personales**	**65.688**	**0**	**0**	**0**	**0**	0	**65.688**
403	16	00	00	Servicios de diversión, esparcimiento y culturales	40.800	0	0	0	0	0	40.800
403	16	01	00	Servicios de diversión, esparcimiento y culturales	40.800	0	0	0	0	0	40.800
403	18	00	00	Impuestos indirectos	24.888	0	0	0	0	0	24.888
403	18	01	00	Impuesto al valor agregado	24.888	0	0	0	0	0	24.888

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115828 370036000 INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: INSPECCIONAR, EVALUAR Y DAR SEGUIMIENTO A LOS PLANES, PROYECTOS, OBRAS Y TRABAJOS QUE EJECUTEN LOS ÓRGANOS, ENTES Y MISIONES CON EL FIN DE MANTENER INFORMADO AL CIUDADANO PRESIDENTE DE LA REPÚBLICA PARA FACILITAR LA TOMA DE DECISIONES Y BRINDAR SATISFACCIÓN AL CIUDADANO Y CIUDADANA QUE RECIBE SERVICIOS PÚBLICOS.

UNIDAD DE MEDIDA: INFORME

META: 1.825

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 370036002 SEGUIMIENTO Y CONTROL DE LOS PROYECTOS SOCIALES, DE INFRAESTRUCTURAS, AGROALIMENTARIOS Y ENERGÉTICOS QUE EJECUTAN LOS ÓRGANOS, ENTES Y MISIONES DEL ESTADO

UNIDAD DE MEDIDA: INFORME

META: 465

RESPONSABLE/EJECUTOR: OFICINA ESTRATÉGICA DE INSPECCIÓN, SEGUIMIENTO Y EVALUACIÓN DE LA GESTIÓN PÚBLICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**330.288**	**0**	**0**	**0**	**0**	0	**330.288**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115714 370037000 SERVICIO DE APOYO AL SOBERANO

OBJETIVO DEL PROYECTO: OTORGAR, ATENDER Y ORIENTAR A LOS CIUDADANOS Y CIUDADANAS QUE ACUDEN AL PALACIO DE MIRAFLORES EN BÚSQUEDA DE SOLUCIÓN A SUS NECESIDADES INDIVIDUALES Y COMUNITARIAS INSATISFECHAS POR LOS ORGANISMOS REGULARES. ASÍ COMO CONTRIBUIR A MEJORAR LA CALIDAD DE VIDA DEL SOBERANO CON EL OTORGAMIENTO DE AYUDAS.

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 121.797 **FEMENINO:** 85.258 **MASCULINO:** 36.539

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.930.744.345**	**0**	**0**	**0**	**0**	**0**	**2.930.744.345**
407	01	00	00	Transferencias y donaciones corrientes internas	2.930.744.345	0	0	0	0	0	2.930.744.345
407	01	01	00	Transferencias corrientes internas al sector privado	153.530.000	0	0	0	0	0	153.530.000
407	01	01	01	Pensiones del personal empleado, obrero y militar	107.630.000	0	0	0	0	0	107.630.000
407	01	01	03	Becas escolares	36.720.000	0	0	0	0	0	36.720.000
407	01	01	04	Becas universitarias en el país	9.180.000	0	0	0	0	0	9.180.000
407	01	02	00	Donaciones corrientes internas al sector privado	24.000.000	0	0	0	0	0	24.000.000
407	01	02	01	Donaciones corrientes a personas	24.000.000	0	0	0	0	0	24.000.000
407	01	03	00	Transferencias corrientes internas al sector público	2.753.214.345	0	0	0	0	0	2.753.214.345
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.716.619.465	0	0	0	0	0	2.716.619.465
407	01	03	99	Otras transferencias corrientes internas al sector público	36.594.880	0	0	0	0	0	36.594.880
				Totales	**2.930.744.345**	**0**	**0**	**0**	**0**	**0**	**2.930.744.345**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115714 370037000 SERVICIO DE APOYO AL SOBERANO

OBJETIVO DEL PROYECTO: OTORGAR, ATENDER Y ORIENTAR A LOS CIUDADANOS Y CIUDADANAS QUE ACUDEN AL PALACIO DE MIRAFLORES EN BÚSQUEDA DE SOLUCIÓN A SUS NECESIDADES INDIVIDUALES Y COMUNITARIAS INSATISFECHAS POR LOS ORGANISMOS REGULARES. ASÍ COMO CONTRIBUIR A MEJORAR LA CALIDAD DE VIDA DEL SOBERANO CON EL OTORGAMIENTO DE AYUDAS.

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 121.797 **FEMENINO:** 85.258 **MASCULINO:** 36.539

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.716.619.465**	**0**	**0**	**0**	**0**	**0**	**2.716.619.465**
407	01	00	00	Transferencias y donaciones corrientes internas	2.716.619.465	0	0	0	0	0	2.716.619.465
407	01	03	00	Transferencias corrientes internas al sector público	2.716.619.465	0	0	0	0	0	2.716.619.465
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.716.619.465	0	0	0	0	0	2.716.619.465
				- A0415 Fundación Misión Sucre	495.199.325	0	0	0	0	0	495.199.325
				- A0423 Fundación Misión Identidad	20.150.000	0	0	0	0	0	20.150.000
				- A0425 Fundación Samuel Robinson	301.986.749	0	0	0	0	0	301.986.749
				- A0428 Fundación Misión Piar	2.765.964	0	0	0	0	0	2.765.964
				- A0446 Fundación Misión Barrio Adentro	841.621.382	0	0	0	0	0	841.621.382
				- A0452 Fundación Misión Cultura	54.433.008	0	0	0	0	0	54.433.008
				- A0456 Fundación Misión Madres del Barrio Josefa Joaquina Sánchez	713.304.892	0	0	0	0	0	713.304.892
				- A0460 Fundación Misión Milagro	20.140.000	0	0	0	0	0	20.140.000
				- A0480 Fundación Misión Negra Hipólita	237.736.903	0	0	0	0	0	237.736.903
				- A0487 Fundación "Misión Che Guevara"	29.281.242	0	0	0	0	0	29.281.242
				Totales	**2.716.619.465**	**0**	**0**	**0**	**0**	**0**	**2.716.619.465**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115714 370037000 SERVICIO DE APOYO AL SOBERANO

OBJETIVO DEL PROYECTO: OTORGAR, ATENDER Y ORIENTAR A LOS CIUDADANOS Y CIUDADANAS QUE ACUDEN AL PALACIO DE MIRAFLORES EN BÚSQUEDA DE SOLUCIÓN A SUS NECESIDADES INDIVIDUALES Y COMUNITARIAS INSATISFECHAS POR LOS ORGANISMOS REGULARES. ASÍ COMO CONTRIBUIR A MEJORAR LA CALIDAD DE VIDA DEL SOBERANO CON EL OTORGAMIENTO DE AYUDAS.

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 121.797 **FEMENINO:** 85.258 **MASCULINO:** 36.539

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 370037001 AYUDAS OTORGADAS

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 32.800

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASISTENCIA SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**8.000.000**	**0**	**0**	**0**	**0**	0	**8.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	8.000.000	0	0	0	0	0	8.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	8.000.000	0	0	0	0	0	8.000.000
407	01	02	01	Donaciones corrientes a personas	8.000.000	0	0	0	0	0	8.000.000
				Totales	**8.000.000**	**0**	**0**	**0**	**0**	0	**8.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115714 370037000 SERVICIO DE APOYO AL SOBERANO

OBJETIVO DEL PROYECTO: OTORGAR, ATENDER Y ORIENTAR A LOS CIUDADANOS Y CIUDADANAS QUE ACUDEN AL PALACIO DE MIRAFLORES EN BÚSQUEDA DE SOLUCIÓN A SUS NECESIDADES INDIVIDUALES Y COMUNITARIAS INSATISFECHAS POR LOS ORGANISMOS REGULARES. ASÍ COMO CONTRIBUIR A MEJORAR LA CALIDAD DE VIDA DEL SOBERANO CON EL OTORGAMIENTO DE AYUDAS.

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 121.797 **FEMENINO:** 85.258 **MASCULINO:** 36.539

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 370037002 PENSIONES OTORGADAS

UNIDAD DE MEDIDA: PENSIÓN **META:** 39.680

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASISTENCIA SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**107.630.000**	**0**	**0**	**0**	**0**	0	**107.630.000**
407	01	00	00	Transferencias y donaciones corrientes internas	107.630.000	0	0	0	0	0	107.630.000
407	01	01	00	Transferencias corrientes internas al sector privado	107.630.000	0	0	0	0	0	107.630.000
407	01	01	01	Pensiones del personal empleado, obrero y militar	107.630.000	0	0	0	0	0	107.630.000
				Totales	**107.630.000**	**0**	**0**	**0**	**0**	0	**107.630.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115714 370037000 SERVICIO DE APOYO AL SOBERANO

OBJETIVO DEL PROYECTO: OTORGAR, ATENDER Y ORIENTAR A LOS CIUDADANOS Y CIUDADANAS QUE ACUDEN AL PALACIO DE MIRAFLORES EN BÚSQUEDA DE SOLUCIÓN A SUS NECESIDADES INDIVIDUALES Y COMUNITARIAS INSATISFECHAS POR LOS ORGANISMOS REGULARES. ASÍ COMO CONTRIBUIR A MEJORAR LA CALIDAD DE VIDA DEL SOBERANO CON EL OTORGAMIENTO DE AYUDAS.

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 121.797 **FEMENINO:** 85.258 **MASCULINO:** 36.539

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 370037003 BECAS OTORGADAS

UNIDAD DE MEDIDA: BECA **META:** 45.492

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ASISTENCIA SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**45.900.000**	**0**	**0**	**0**	**0**	0	**45.900.000**
407	01	00	00	Transferencias y donaciones corrientes internas	45.900.000	0	0	0	0	0	45.900.000
407	01	01	00	Transferencias corrientes internas al sector privado	45.900.000	0	0	0	0	0	45.900.000
407	01	01	03	Becas escolares	36.720.000	0	0	0	0	0	36.720.000
407	01	01	04	Becas universitarias en el pais	9.180.000	0	0	0	0	0	9.180.000
				Totales	**45.900.000**	**0**	**0**	**0**	**0**	0	**45.900.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115714 370037000 SERVICIO DE APOYO AL SOBERANO

OBJETIVO DEL PROYECTO: OTORGAR, ATENDER Y ORIENTAR A LOS CIUDADANOS Y CIUDADANAS QUE ACUDEN AL PALACIO DE MIRAFLORES EN BÚSQUEDA DE SOLUCIÓN A SUS NECESIDADES INDIVIDUALES Y COMUNITARIAS INSATISFECHAS POR LOS ORGANISMOS REGULARES. ASÍ COMO CONTRIBUIR A MEJORAR LA CALIDAD DE VIDA DEL SOBERANO CON EL OTORGAMIENTO DE AYUDAS.

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 121.797 **FEMENINO:** 85.258 **MASCULINO:** 36.539

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 370037004 TRASLADOS REALIZADOS

UNIDAD DE MEDIDA: TRASLADO **META:** 3.781

RESPONSABLE/EJECUTOR: TRASLADOS REALIZADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**16.000.000**	**0**	**0**	**0**	**0**	0	**16.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	16.000.000	0	0	0	0	0	16.000.000
407	01	02	00	Donaciones corrientes internas al sector privado	16.000.000	0	0	0	0	0	16.000.000
407	01	02	01	Donaciones corrientes a personas	16.000.000	0	0	0	0	0	16.000.000
				Totales	**16.000.000**	**0**	**0**	**0**	**0**	0	**16.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 115714 370037000 SERVICIO DE APOYO AL SOBERANO

OBJETIVO DEL PROYECTO: OTORGAR, ATENDER Y ORIENTAR A LOS CIUDADANOS Y CIUDADANAS QUE ACUDEN AL PALACIO DE MIRAFLORES EN BÚSQUEDA DE SOLUCIÓN A SUS NECESIDADES INDIVIDUALES Y COMUNITARIAS INSATISFECHAS POR LOS ORGANISMOS REGULARES. ASÍ COMO CONTRIBUIR A MEJORAR LA CALIDAD DE VIDA DEL SOBERANO CON EL OTORGAMIENTO DE AYUDAS.

UNIDAD DE MEDIDA: CIUDADANO (A) **META:** 121.797 **FEMENINO:** 85.258 **MASCULINO:** 36.539

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ATENCIÓN AL CIUDADANO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 370037005 MISIONES SOCIALES

UNIDAD DE MEDIDA: TRANSFERENCIA **META:** 44

RESPONSABLE/EJECUTOR: DIRECCIÓN DE ATENCIÓN AL CIUDADANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**2.753.214.345**	**0**	**0**	**0**	**0**	0	**2.753.214.345**
407	01	00	00	Transferencias y donaciones corrientes internas	2.753.214.345	0	0	0	0	0	2.753.214.345
407	01	03	00	Transferencias corrientes internas al sector público	2.753.214.345	0	0	0	0	0	2.753.214.345
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	2.716.619.465	0	0	0	0	0	2.716.619.465
407	01	03	99	Otras transferencias corrientes internas al sector público	36.594.880	0	0	0	0	0	36.594.880
				Totales	**2.753.214.345**	**0**	**0**	**0**	**0**	0	**2.753.214.345**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 615.131.697

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**357.963.799**	**257.167.898**	**0**	**0**	**0**	**0**	**615.131.697**
407	01	00	00	Transferencias y donaciones corrientes internas	357.963.799	0	0	0	0	0	357.963.799
407	01	03	00	Transferencias corrientes internas al sector público	357.963.799	0	0	0	0	0	357.963.799
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	357.963.799	0	0	0	0	0	357.963.799
407	03	00	00	Transferencias y donaciones de capital internas	0	257.167.898	0	0	0	0	257.167.898
407	03	03	00	Transferencias de capital internas al sector público	0	257.167.898	0	0	0	0	257.167.898
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	257.167.898	0	0	0	0	257.167.898
				Totales	**357.963.799**	**257.167.898**	**0**	**0**	**0**	**0**	**615.131.697**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 615.131.697

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**357.963.799**	**257.167.898**	**0**	**0**	**0**	**0**	**615.131.697**
407	01	00	00	Transferencias y donaciones corrientes internas	357.963.799	0	0	0	0	0	357.963.799
407	01	03	00	Transferencias corrientes internas al sector público	357.963.799	0	0	0	0	0	357.963.799
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	357.963.799	0	0	0	0	0	357.963.799
				- A0198 Instituto Nacional de Estadística (INE)	72.549.729	0	0	0	0	0	72.549.729
				- A0216 Fundación "Pueblo Soberano"	120.000.000	0	0	0	0	0	120.000.000
				- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)	164.914.070	0	0	0	0	0	164.914.070
				- A1604 Fundación Oficina Presidencial de Planes y Proyectos Especiales	500.000	0	0	0	0	0	500.000
407	03	00	00	Transferencias y donaciones de capital internas	0	257.167.898	0	0	0	0	257.167.898
407	03	03	00	Transferencias de capital internas al sector público	0	257.167.898	0	0	0	0	257.167.898
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	257.167.898	0	0	0	0	257.167.898
				- A0198 Instituto Nacional de Estadística (INE)	0	57.020.821	0	0	0	0	57.020.821
				- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)	0	200.147.077	0	0	0	0	200.147.077
				Totales	**357.963.799**	**257.167.898**	**0**	**0**	**0**	**0**	**615.131.697**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 615.131.697

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 379999001 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE INSTITUTO NACIONAL DE ESTADÍSTICA (INE)

UNIDAD DE MEDIDA: BOLÍVAR

META: 16

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**72.549.729**	**57.020.821**	**0**	**0**	**0**	0	**129.570.550**
407	01	00	00	Transferencias y donaciones corrientes internas	72.549.729	0	0	0	0	0	72.549.729
407	01	03	00	Transferencias corrientes internas al sector público	72.549.729	0	0	0	0	0	72.549.729
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	72.549.729	0	0	0	0	0	72.549.729
407	03	00	00	Transferencias y donaciones de capital internas	0	57.020.821	0	0	0	0	57.020.821
407	03	03	00	Transferencias de capital internas al sector público	0	57.020.821	0	0	0	0	57.020.821
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	57.020.821	0	0	0	0	57.020.821
				Totales	**72.549.729**	**57.020.821**	**0**	**0**	**0**	0	**129.570.550**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 615.131.697

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 379999002 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN "PUEBLO SOBERANO"

UNIDAD DE MEDIDA: BOLÍVAR

META: 16

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**120.000.000**	**0**	**0**	**0**	**0**	0	**120.000.000**
407	01	00	00	Transferencias y donaciones corrientes internas	120.000.000	0	0	0	0	0	120.000.000
407	01	03	00	Transferencias corrientes internas al sector público	120.000.000	0	0	0	0	0	120.000.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	120.000.000	0	0	0	0	0	120.000.000
				Totales	**120.000.000**	**0**	**0**	**0**	**0**	0	**120.000.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 615.131.697

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 379999003 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN MUSICAL SIMÓN BOLÍVAR (FUNDAMUSICAL BOLÍVAR)

UNIDAD DE MEDIDA: BOLÍVAR

META: 16

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**164.914.070**	**200.147.077**	**0**	**0**	**0**	0	**365.061.147**
407	01	00	00	Transferencias y donaciones corrientes internas	164.914.070	0	0	0	0	0	164.914.070
407	01	03	00	Transferencias corrientes internas al sector público	164.914.070	0	0	0	0	0	164.914.070
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	164.914.070	0	0	0	0	0	164.914.070
407	03	00	00	Transferencias y donaciones de capital internas	0	200.147.077	0	0	0	0	200.147.077
407	03	03	00	Transferencias de capital internas al sector público	0	200.147.077	0	0	0	0	200.147.077
407	03	03	02	Transferencias de capital a entes descentralizados sin fines empresariales	0	200.147.077	0	0	0	0	200.147.077
				Totales	**164.914.070**	**200.147.077**	**0**	**0**	**0**	0	**365.061.147**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA

PROYECTO: 379999000 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DE LOS ENTES DESCENTRALIZADOS

OBJETIVO DEL PROYECTO: AVANZAR EN LA CONFORMACIÓN DE LA NUEVA ESTRUCTURA SOCIAL

UNIDAD DE MEDIDA: BOLÍVAR

META: 615.131.697

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 379999004 APORTES Y TRANSFERENCIAS PARA FINANCIAR LOS PROYECTOS DEL ENTE FUNDACIÓN OFICINA PRESIDENCIAL DE PLANES Y PROYECTOS ESPECIALES

UNIDAD DE MEDIDA: *BOLÍVAR*

META: 16

RESPONSABLE/EJECUTOR: DIRECCIÓN GENERAL DE ADMINISTRACIÓN

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**500.000**	**0**	**0**	**0**	**0**	0	**500.000**
407	01	00	00	Transferencias y donaciones corrientes internas	500.000	0	0	0	0	0	500.000
407	01	03	00	Transferencias corrientes internas al sector público	500.000	0	0	0	0	0	500.000
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	500.000	0	0	0	0	0	500.000
				Totales	**500.000**	**0**	**0**	**0**	**0**	0	**500.000**

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**408.200.535**	**0**	**0**	**0**	**0**	**0**	**408.200.535**
401	01	00	00	Sueldos, salarios y otras retribuciones	53.429.021	0	0	0	0	0	53.429.021
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	8.685.988	0	0	0	0	0	8.685.988
401	01	03	00	Suplencias a empleados	499.904	0	0	0	0	0	499.904
401	01	08	00	Sueldo al personal en trámite de nombramiento	499.904	0	0	0	0	0	499.904
401	01	09	00	Remuneraciones al personal en período de disponibilidad	499.904	0	0	0	0	0	499.904
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	13.685.512	0	0	0	0	0	13.685.512
401	01	12	00	Salarios a obreros en puestos no permanentes	10.468.800	0	0	0	0	0	10.468.800
401	01	13	00	Suplencias a obreros	273.710	0	0	0	0	0	273.710
401	01	18	00	Remuneraciones al personal contratado	16.876.037	0	0	0	0	0	16.876.037
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	500.000	0	0	0	0	0	500.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	26.242	0	0	0	0	0	26.242
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.285.841	0	0	0	0	0	1.285.841
401	01	99	00	Otras retribuciones	127.179	0	0	0	0	0	127.179
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	7.174.126	0	0	0	0	0	7.174.126
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.808.929	0	0	0	0	0	2.808.929
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	3.940.888	0	0	0	0	0	3.940.888
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	8.486	0	0	0	0	0	8.486
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	415.823	0	0	0	0	0	415.823
401	03	00	00	Primas	10.971.371	0	0	0	0	0	10.971.371
401	03	01	00	Primas por mérito a empleados	237.340	0	0	0	0	0	237.340
401	03	03	00	Primas por hogar a empleados	485.200	0	0	0	0	0	485.200
401	03	04	00	Primas por hijos a empleados	169.600	0	0	0	0	0	169.600
401	03	08	00	Primas de profesionalización a empleados	853.609	0	0	0	0	0	853.609
401	03	09	00	Primas por antigüedad a empleados	1.950.760	0	0	0	0	0	1.950.760
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.469.840	0	0	0	0	0	1.469.840
401	03	16	00	Primas por mérito a obreros	289.842	0	0	0	0	0	289.842
401	03	18	00	Primas por hogar a obreros	872.800	0	0	0	0	0	872.800
401	03	19	00	Primas por hijos de obreros	272.560	0	0	0	0	0	272.560
401	03	21	00	Primas por antigüedad a obreros	3.076.200	0	0	0	0	0	3.076.200
401	03	38	00	Primas por hogar al personal contratado	493.200	0	0	0	0	0	493.200
401	03	39	00	Primas por hijos al personal contratado	70.800	0	0	0	0	0	70.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	41	00	Primas por antigüedad al personal contratado	658.620	0	0	0	0	0	658.620
401	03	98	00	Otras primas a obreros	71.000	0	0	0	0	0	71.000
401	04	00	00	Complementos de sueldos y salarios	152.646.620	0	0	0	0	0	152.646.620
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	80.000	0	0	0	0	0	80.000
401	04	06	00	Complemento a empleados por comisión de servicios	4.278.850	0	0	0	0	0	4.278.850
401	04	08	00	Bono compensatorio de alimentación a empleados	9.062.528	0	0	0	0	0	9.062.528
401	04	10	00	Complemento a empleados por días feriados	400.000	0	0	0	0	0	400.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.360.000	0	0	0	0	0	1.360.000
401	04	18	00	Bono compensatorio de alimentación a obreros	14.446.208	0	0	0	0	0	14.446.208
401	04	20	00	Complemento a obreros por días feriados	2.000.000	0	0	0	0	0	2.000.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	800.000	0	0	0	0	0	800.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	20.499.072	0	0	0	0	0	20.499.072
401	04	28	00	Complemento al personal contratado por días feriados	4.000.000	0	0	0	0	0	4.000.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	22.432	0	0	0	0	0	22.432
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	448.640	0	0	0	0	0	448.640
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	100.000	0	0	0	0	0	100.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	2.133.352	0	0	0	0	0	2.133.352
401	04	96	00	Otros complementos a empleados	31.797.581	0	0	0	0	0	31.797.581
401	04	97	00	Otros complementos a obreros	38.759.757	0	0	0	0	0	38.759.757
401	04	98	00	Otros complementos al personal contratado	22.458.200	0	0	0	0	0	22.458.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	57.323.178	0	0	0	0	0	57.323.178
401	05	01	00	Aguinaldos a empleados	13.284.217	0	0	0	0	0	13.284.217
401	05	03	00	Bono vacacional a empleados	4.686.375	0	0	0	0	0	4.686.375
401	05	04	00	Aguinaldos a obreros	15.688.328	0	0	0	0	0	15.688.328
401	05	06	00	Bono vacacional a obreros	5.511.944	0	0	0	0	0	5.511.944
401	05	07	00	Aguinaldos al personal contratado	16.128.719	0	0	0	0	0	16.128.719
401	05	08	00	Bono vacacional al personal contratado	1.183.642	0	0	0	0	0	1.183.642
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	27.890	0	0	0	0	0	27.890
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	9.874	0	0	0	0	0	9.874
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	586.857	0	0	0	0	0	586.857
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	215.332	0	0	0	0	0	215.332
401	06	00	00	Aportes patronales y legales	11.853.750	0	0	0	0	0	11.853.750

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.913.544	0	0	0	0	0	1.913.544
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	637.848	0	0	0	0	0	637.848
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	697.404	0	0	0	0	0	697.404
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	425.232	0	0	0	0	0	425.232
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.925.493	0	0	0	0	0	1.925.493
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	684.733	0	0	0	0	0	684.733
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	748.335	0	0	0	0	0	748.335
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	919.554	0	0	0	0	0	919.554
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.523.287	0	0	0	0	0	2.523.287
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	1.121.456	0	0	0	0	0	1.121.456
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	3.126	0	0	0	0	0	3.126
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	4.042	0	0	0	0	0	4.042
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	2.695	0	0	0	0	0	2.695
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	94.221	0	0	0	0	0	94.221
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	76.390	0	0	0	0	0	76.390
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	76.390	0	0	0	0	0	76.390
401	07	00	00	Asistencia socio-económica	70.379.793	0	0	0	0	0	70.379.793
401	07	01	00	Capacitación y adiestramiento a empleados	100.000	0	0	0	0	0	100.000
401	07	02	00	Becas a empleados	1.338.260	0	0	0	0	0	1.338.260
401	07	03	00	Ayudas por matrimonio a empleados	2.000	0	0	0	0	0	2.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	0	2.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	4.252.288	0	0	0	0	0	4.252.288
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	5.358.107	0	0	0	0	0	5.358.107
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	12.563.392	0	0	0	0	0	12.563.392
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.016.595	0	0	0	0	0	1.016.595
401	07	10	00	Dotación de uniformes a empleados	1.141.920	0	0	0	0	0	1.141.920
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.159.143	0	0	0	0	0	1.159.143
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	832.907	0	0	0	0	0	832.907
401	07	17	00	Capacitación y adiestramiento a obreros	100.000	0	0	0	0	0	100.000
401	07	18	00	Becas a obreros	1.711.806	0	0	0	0	0	1.711.806

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	19	00	Ayudas por matrimonio de obreros	2.000	0	0	0	0	0	2.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.000	0	0	0	0	0	2.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	5.602.432	0	0	0	0	0	5.602.432
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	5.612.509	0	0	0	0	0	5.612.509
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	11.979.823	0	0	0	0	0	11.979.823
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.065.040	0	0	0	0	0	2.065.040
401	07	26	00	Dotación de uniformes a obreros	8.753.004	0	0	0	0	0	8.753.004
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.892.492	0	0	0	0	0	1.892.492
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.649.000	0	0	0	0	0	1.649.000
401	07	33	00	Asistencia socio-económica al personal contratado	1.000.000	0	0	0	0	0	1.000.000
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	4.608	0	0	0	0	0	4.608
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	5.209	0	0	0	0	0	5.209
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	92.160	0	0	0	0	0	92.160
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	141.098	0	0	0	0	0	141.098
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	0	50.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	200.000	0	0	0	0	0	200.000
401	07	96	00	Otras subvenciones a empleados	750.000	0	0	0	0	0	750.000
401	07	97	00	Otras subvenciones a obreros	1.000.000	0	0	0	0	0	1.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	44.422.676	0	0	0	0	0	44.422.676
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	13.083.681	0	0	0	0	0	13.083.681
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	16.705.607	0	0	0	0	0	16.705.607
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	14.134.599	0	0	0	0	0	14.134.599
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	45.678	0	0	0	0	0	45.678
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	453.111	0	0	0	0	0	453.111
403	**00**	**00**	**00**	**Servicios no personales**	**2.930.063**	**0**	**0**	**0**	**0**	**0**	**2.930.063**
403	10	00	00	Servicios profesionales y técnicos	400.000	0	0	0	0	0	400.000
403	10	07	00	Servicios de capacitación y adiestramiento	400.000	0	0	0	0	0	400.000
403	18	00	00	Impuestos indirectos	1.799.222	0	0	0	0	0	1.799.222
403	18	01	00	Impuesto al valor agregado	1.799.222	0	0	0	0	0	1.799.222
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	730.841	0	0	0	0	0	730.841
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	730.841	0	0	0	0	0	730.841

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
				Totales	**411.130.598**	**0**	**0**	**0**	**0**	**0**	**411.130.598**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 370001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**408.200.535**	**0**	**0**	**0**	**0**	**0**	**408.200.535**
401	01	00	00	Sueldos, salarios y otras retribuciones	53.429.021	0	0	0	0	0	53.429.021
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	8.685.988	0	0	0	0	0	8.685.988
401	01	03	00	Suplencias a empleados	499.904	0	0	0	0	0	499.904
401	01	08	00	Sueldo al personal en trámite de nombramiento	499.904	0	0	0	0	0	499.904
401	01	09	00	Remuneraciones al personal en período de disponibilidad	499.904	0	0	0	0	0	499.904
401	01	10	00	Salarios a obreros en puestos permanentes a tiempo completo	13.685.512	0	0	0	0	0	13.685.512
401	01	12	00	Salarios a obreros en puestos no permanentes	10.468.800	0	0	0	0	0	10.468.800
401	01	13	00	Suplencias a obreros	273.710	0	0	0	0	0	273.710
401	01	18	00	Remuneraciones al personal contratado	16.876.037	0	0	0	0	0	16.876.037
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	500.000	0	0	0	0	0	500.000
401	01	35	00	Sueldo básico de los altos funcionarios y altas funcionarias del poder público y de elección popular	26.242	0	0	0	0	0	26.242
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	1.285.841	0	0	0	0	0	1.285.841
401	01	99	00	Otras retribuciones	127.179	0	0	0	0	0	127.179
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	7.174.126	0	0	0	0	0	7.174.126
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	2.808.929	0	0	0	0	0	2.808.929
401	02	03	00	Compensaciones previstas en las escalas de salarios al personal obrero fijo a tiempo completo	3.940.888	0	0	0	0	0	3.940.888
401	02	06	00	Compensaciones previstas en las escalas de sueldos de los altos funcionarios y altas funcionarias del poder público y de elección popular	8.486	0	0	0	0	0	8.486
401	02	07	00	Compensaciones previstas en las escalas de sueldos del personal de alto nivel y de dirección	415.823	0	0	0	0	0	415.823
401	03	00	00	Primas	10.971.371	0	0	0	0	0	10.971.371
401	03	01	00	Primas por mérito a empleados	237.340	0	0	0	0	0	237.340
401	03	03	00	Primas por hogar a empleados	485.200	0	0	0	0	0	485.200
401	03	04	00	Primas por hijos a empleados	169.600	0	0	0	0	0	169.600
401	03	08	00	Primas de profesionalización a empleados	853.609	0	0	0	0	0	853.609
401	03	09	00	Primas por antigüedad a empleados	1.950.760	0	0	0	0	0	1.950.760
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	1.469.840	0	0	0	0	0	1.469.840
401	03	16	00	Primas por mérito a obreros	289.842	0	0	0	0	0	289.842

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 370001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	03	18	00	Primas por hogar a obreros	872.800	0	0	0	0	0	872.800
401	03	19	00	Primas por hijos de obreros	272.560	0	0	0	0	0	272.560
401	03	21	00	Primas por antigüedad a obreros	3.076.200	0	0	0	0	0	3.076.200
401	03	38	00	Primas por hogar al personal contratado	493.200	0	0	0	0	0	493.200
401	03	39	00	Primas por hijos al personal contratado	70.800	0	0	0	0	0	70.800
401	03	41	00	Primas por antigüedad al personal contratado	658.620	0	0	0	0	0	658.620
401	03	98	00	Otras primas a obreros	71.000	0	0	0	0	0	71.000
401	04	00	00	Complementos de sueldos y salarios	152.646.620	0	0	0	0	0	152.646.620
401	04	01	00	Complemento a empleados por horas extraordinarias o por sobre tiempo	80.000	0	0	0	0	0	80.000
401	04	06	00	Complemento a empleados por comisión de servicios	4.278.850	0	0	0	0	0	4.278.850
401	04	08	00	Bono compensatorio de alimentación a empleados	9.062.528	0	0	0	0	0	9.062.528
401	04	10	00	Complemento a empleados por días feriados	400.000	0	0	0	0	0	400.000
401	04	14	00	Complemento a obreros por horas extraordinarias o por sobre tiempo	1.360.000	0	0	0	0	0	1.360.000
401	04	18	00	Bono compensatorio de alimentación a obreros	14.446.208	0	0	0	0	0	14.446.208
401	04	20	00	Complemento a obreros por días feriados	2.000.000	0	0	0	0	0	2.000.000
401	04	24	00	Complemento al personal contratado por horas extraordinarias o por sobre tiempo	800.000	0	0	0	0	0	800.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	20.499.072	0	0	0	0	0	20.499.072
401	04	28	00	Complemento al personal contratado por días feriados	4.000.000	0	0	0	0	0	4.000.000
401	04	46	00	Bono compensatorio de alimentación a altos funcionarios y altas funcionarias del poder público y de elección popular	22.432	0	0	0	0	0	22.432
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	448.640	0	0	0	0	0	448.640
401	04	94	00	Otros complementos a altos funcionarios y altas funcionarias del sector público y de elección popular	100.000	0	0	0	0	0	100.000
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	2.133.352	0	0	0	0	0	2.133.352
401	04	96	00	Otros complementos a empleados	31.797.581	0	0	0	0	0	31.797.581
401	04	97	00	Otros complementos a obreros	38.759.757	0	0	0	0	0	38.759.757
401	04	98	00	Otros complementos al personal contratado	22.458.200	0	0	0	0	0	22.458.200
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	57.323.178	0	0	0	0	0	57.323.178
401	05	01	00	Aguinaldos a empleados	13.284.217	0	0	0	0	0	13.284.217
401	05	03	00	Bono vacacional a empleados	4.686.375	0	0	0	0	0	4.686.375

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 370001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	05	04	00	Aguinaldos a obreros	15.688.328	0	0	0	0	0	15.688.328
401	05	06	00	Bono vacacional a obreros	5.511.944	0	0	0	0	0	5.511.944
401	05	07	00	Aguinaldos al personal contratado	16.128.719	0	0	0	0	0	16.128.719
401	05	08	00	Bono vacacional al personal contratado	1.183.642	0	0	0	0	0	1.183.642
401	05	13	00	Aguinaldos a altos funcionarios y altas funcionarias del poder público y de elección popular	27.890	0	0	0	0	0	27.890
401	05	15	00	Bono vacacional a altos funcionarios y altas funcionarias del poder público y de elección popular	9.874	0	0	0	0	0	9.874
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	586.857	0	0	0	0	0	586.857
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	215.332	0	0	0	0	0	215.332
401	06	00	00	Aportes patronales y legales	11.853.750	0	0	0	0	0	11.853.750
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	1.913.544	0	0	0	0	0	1.913.544
401	06	03	00	Aporte patronal al Fondo de Jubilaciones por empleados	637.848	0	0	0	0	0	637.848
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	697.404	0	0	0	0	0	697.404
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	425.232	0	0	0	0	0	425.232
401	06	10	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por obreros	1.925.493	0	0	0	0	0	1.925.493
401	06	11	00	Aporte patronal al Fondo de Jubilaciones por obreros	684.733	0	0	0	0	0	684.733
401	06	12	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por obreros	748.335	0	0	0	0	0	748.335
401	06	13	00	Aporte patronal al Fondo de Ahorro Habitacional por obreros	919.554	0	0	0	0	0	919.554
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	2.523.287	0	0	0	0	0	2.523.287
401	06	26	00	Aporte legal al Fondo de Ahorro Habitacional por personal contratado	1.121.456	0	0	0	0	0	1.121.456
401	06	31	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por altos funcionarios y altas funcionarias del poder público y de elección popular	3.126	0	0	0	0	0	3.126
401	06	33	00	Aporte patronal al Fondo de Jubilaciones por altos funcionarios y altas funcionarias del poder público y de elección popular	4.042	0	0	0	0	0	4.042
401	06	34	00	Aporte patronal al Fondo de Ahorro Habitacional por altos funcionarios y altas funcionarias del poder público y de elección popular	2.695	0	0	0	0	0	2.695
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	94.221	0	0	0	0	0	94.221
401	06	41	00	Aporte patronal al Fondo de Jubilaciones por personal de alto nivel y de dirección	76.390	0	0	0	0	0	76.390
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	76.390	0	0	0	0	0	76.390
401	07	00	00	Asistencia socio-económica	70.379.793	0	0	0	0	0	70.379.793

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 370001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	01	00	Capacitación y adiestramiento a empleados	100.000	0	0	0	0	0	100.000
401	07	02	00	Becas a empleados	1.338.260	0	0	0	0	0	1.338.260
401	07	03	00	Ayudas por matrimonio a empleados	2.000	0	0	0	0	0	2.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	2.000	0	0	0	0	0	2.000
401	07	06	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a empleados	4.252.288	0	0	0	0	0	4.252.288
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	5.358.107	0	0	0	0	0	5.358.107
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	12.563.392	0	0	0	0	0	12.563.392
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	1.016.595	0	0	0	0	0	1.016.595
401	07	10	00	Dotación de uniformes a empleados	1.141.920	0	0	0	0	0	1.141.920
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	1.159.143	0	0	0	0	0	1.159.143
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	832.907	0	0	0	0	0	832.907
401	07	17	00	Capacitación y adiestramiento a obreros	100.000	0	0	0	0	0	100.000
401	07	18	00	Becas a obreros	1.711.806	0	0	0	0	0	1.711.806
401	07	19	00	Ayudas por matrimonio de obreros	2.000	0	0	0	0	0	2.000
401	07	20	00	Ayudas por nacimiento de hijos de obreros	2.000	0	0	0	0	0	2.000
401	07	22	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a obreros	5.602.432	0	0	0	0	0	5.602.432
401	07	23	00	Aporte patronal a cajas de ahorro por obreros	5.612.509	0	0	0	0	0	5.612.509
401	07	24	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por obreros	11.979.823	0	0	0	0	0	11.979.823
401	07	25	00	Ayudas a obreros para adquisición de uniformes y útiles escolares de sus hijos	2.065.040	0	0	0	0	0	2.065.040
401	07	26	00	Dotación de uniformes a obreros	8.753.004	0	0	0	0	0	8.753.004
401	07	27	00	Aporte patronal para gastos de guarderías y preescolar para hijos de obreros	1.892.492	0	0	0	0	0	1.892.492
401	07	28	00	Aportes para la adquisición de juguetes para los hijos del personal obrero	1.649.000	0	0	0	0	0	1.649.000
401	07	33	00	Asistencia socio-económica al personal contratado	1.000.000	0	0	0	0	0	1.000.000
401	07	56	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización a altos funcionarios y altas funcionarias del poder público y de elección popular	4.608	0	0	0	0	0	4.608
401	07	57	00	Aporte patronal a cajas de ahorro por altos funcionarios y altas funcionarias del poder público y de elección popular	5.209	0	0	0	0	0	5.209
401	07	67	00	Ayudas para medicinas, gastos médicos, odontológicos y de hospitalización al personal de alto nivel y de dirección	92.160	0	0	0	0	0	92.160

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 370001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	141.098	0	0	0	0	0	141.098
401	07	94	00	Otras subvenciones a altos funcionarios y altas funcionarias del poder público y de elección popular	50.000	0	0	0	0	0	50.000
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	200.000	0	0	0	0	0	200.000
401	07	96	00	Otras subvenciones a empleados	750.000	0	0	0	0	0	750.000
401	07	97	00	Otras subvenciones a obreros	1.000.000	0	0	0	0	0	1.000.000
401	08	00	00	Prestaciones sociales e indemnizaciones	44.422.676	0	0	0	0	0	44.422.676
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	13.083.681	0	0	0	0	0	13.083.681
401	08	02	00	Prestaciones sociales e indemnizaciones a obreros	16.705.607	0	0	0	0	0	16.705.607
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	14.134.599	0	0	0	0	0	14.134.599
401	08	06	00	Prestaciones sociales e indemnizaciones a altos funcionarios y altas funcionarias del poder público y de elección popular	45.678	0	0	0	0	0	45.678
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	453.111	0	0	0	0	0	453.111
403	**00**	**00**	**00**	**Servicios no personales**	**2.930.063**	**0**	**0**	**0**	**0**	**0**	**2.930.063**
403	10	00	00	Servicios profesionales y técnicos	400.000	0	0	0	0	0	400.000
403	10	07	00	Servicios de capacitación y adiestramiento	400.000	0	0	0	0	0	400.000
403	18	00	00	Impuestos indirectos	1.799.222	0	0	0	0	0	1.799.222
403	18	01	00	Impuesto al valor agregado	1.799.222	0	0	0	0	0	1.799.222
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	730.841	0	0	0	0	0	730.841
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	730.841	0	0	0	0	0	730.841
				Totales	**411.130.598**	**0**	**0**	**0**	**0**	**0**	**411.130.598**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**29.988.505**	**0**	**0**	**0**	**0**	**0**	**29.988.505**
403	04	00	00	Servicios básicos	12.471.025	0	0	0	0	0	12.471.025
403	04	01	00	Electricidad	1.068.009	0	0	0	0	0	1.068.009
403	04	02	00	Gas	20.000	0	0	0	0	0	20.000
403	04	03	00	Agua	1.132.182	0	0	0	0	0	1.132.182
403	04	04	00	Teléfonos	8.798.181	0	0	0	0	0	8.798.181
403	04	05	00	Servicio de comunicaciones	1.377.036	0	0	0	0	0	1.377.036
403	04	06	00	Servicio de aseo urbano y domiciliario	45.617	0	0	0	0	0	45.617
403	04	07	00	Servicio de condominio	30.000	0	0	0	0	0	30.000
403	06	00	00	Servicios de transporte y almacenaje	20.000	0	0	0	0	0	20.000
403	06	03	00	Estacionamiento	20.000	0	0	0	0	0	20.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.710.000	0	0	0	0	0	5.710.000
403	07	01	00	Publicidad y propaganda	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	840.000	0	0	0	0	0	840.000
403	07	03	00	Relaciones sociales	4.800.000	0	0	0	0	0	4.800.000
403	07	04	00	Avisos	50.000	0	0	0	0	0	50.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	276.000	0	0	0	0	0	276.000
403	08	01	00	Primas y gastos de seguros	276.000	0	0	0	0	0	276.000
403	10	00	00	Servicios profesionales y técnicos	1.644.165	0	0	0	0	0	1.644.165
403	10	01	00	Servicios jurídicos	50.000	0	0	0	0	0	50.000
403	10	03	00	Servicios de procesamiento de datos	100.000	0	0	0	0	0	100.000
403	10	09	00	Servicios de lavandería y tintorería	641.597	0	0	0	0	0	641.597
403	10	99	00	Otros servicios profesionales y técnicos	852.568	0	0	0	0	0	852.568
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.967.750	0	0	0	0	0	3.967.750
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.967.750	0	0	0	0	0	3.967.750
403	18	00	00	Impuestos indirectos	3.899.565	0	0	0	0	0	3.899.565
403	18	01	00	Impuesto al valor agregado	3.899.565	0	0	0	0	0	3.899.565
403	99	00	00	Otros servicios no personales	2.000.000	0	0	0	0	0	2.000.000
403	99	01	00	Otros servicios no personales	2.000.000	0	0	0	0	0	2.000.000
404	**00**	**00**	**00**	**Activos reales**	**2.984.000**	**0**	**0**	**0**	**0**	**0**	**2.984.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	120.000	0	0	0	0	0	120.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	100.000	0	0	0	0	0	100.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	05	00	00	Equipos de comunicaciones y de señalamiento	234.000	0	0	0	0	0	234.000
404	05	01	00	Equipos de telecomunicaciones	234.000	0	0	0	0	0	234.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	20.000	0	0	0	0	0	20.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	20.000	0	0	0	0	0	20.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	190.000	0	0	0	0	0	190.000
404	07	01	00	Equipos científicos y de laboratorio	30.000	0	0	0	0	0	30.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	20.000	0	0	0	0	0	20.000
404	07	03	00	Obras de arte	30.000	0	0	0	0	0	30.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	20.000	0	0	0	0	0	20.000
404	07	06	00	Instrumentos musicales y equipos de audio	50.000	0	0	0	0	0	50.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	40.000	0	0	0	0	0	40.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.850.000	0	0	0	0	0	1.850.000
404	09	01	00	Mobiliario y equipos de oficina	600.000	0	0	0	0	0	600.000
404	09	02	00	Equipos de computación	600.000	0	0	0	0	0	600.000
404	09	03	00	Mobiliario y equipos de alojamiento	600.000	0	0	0	0	0	600.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	570.000	0	0	0	0	0	570.000
404	11	04	00	Expropiación de edificios e instalaciones	570.000	0	0	0	0	0	570.000
407	**00**	**00**	**00**	**Transferencias y donaciones**	**239.817.260**	**0**	**0**	**0**	**0**	**0**	**239.817.260**
407	01	00	00	Transferencias y donaciones corrientes internas	239.817.260	0	0	0	0	0	239.817.260
407	01	03	00	Transferencias corrientes internas al sector público	239.817.260	0	0	0	0	0	239.817.260
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	239.817.260	0	0	0	0	0	239.817.260
				Totales	**272.789.765**	**0**	**0**	**0**	**0**	**0**	**272.789.765**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	***00***	***00***	***00***	**Transferencias y donaciones**	**239.817.260**	**0**	**0**	**0**	**0**	**0**	**239.817.260**
407	01	00	00	Transferencias y donaciones corrientes internas	239.817.260	0	0	0	0	0	239.817.260
407	01	03	00	Transferencias corrientes internas al sector público	239.817.260	0	0	0	0	0	239.817.260
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	239.817.260	0	0	0	0	0	239.817.260
				- A0198 Instituto Nacional de Estadística (INE)	102.450.271	0	0	0	0	0	102.450.271
				- A0216 Fundación "Pueblo Soberano"	32.469.078	0	0	0	0	0	32.469.078
				- A0369 Fundación Musical Simón Bolívar (Fundamusical Bolívar)	85.397.911	0	0	0	0	0	85.397.911
				- A1604 Fundación Oficina Presidencial de Planes y Proyectos Especiales	19.500.000	0	0	0	0	0	19.500.000
				Totales	**239.817.260**	**0**	**0**	**0**	**0**	**0**	**239.817.260**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 370002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**29.988.505**	**0**	**0**	**0**	**0**	**0**	**29.988.505**
403	04	00	00	Servicios básicos	12.471.025	0	0	0	0	0	12.471.025
403	04	01	00	Electricidad	1.068.009	0	0	0	0	0	1.068.009
403	04	02	00	Gas	20.000	0	0	0	0	0	20.000
403	04	03	00	Agua	1.132.182	0	0	0	0	0	1.132.182
403	04	04	00	Teléfonos	8.798.181	0	0	0	0	0	8.798.181
403	04	05	00	Servicio de comunicaciones	1.377.036	0	0	0	0	0	1.377.036
403	04	06	00	Servicio de aseo urbano y domiciliario	45.617	0	0	0	0	0	45.617
403	04	07	00	Servicio de condominio	30.000	0	0	0	0	0	30.000
403	06	00	00	Servicios de transporte y almacenaje	20.000	0	0	0	0	0	20.000
403	06	03	00	Estacionamiento	20.000	0	0	0	0	0	20.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	5.710.000	0	0	0	0	0	5.710.000
403	07	01	00	Publicidad y propaganda	20.000	0	0	0	0	0	20.000
403	07	02	00	Imprenta y reproducción	840.000	0	0	0	0	0	840.000
403	07	03	00	Relaciones sociales	4.800.000	0	0	0	0	0	4.800.000
403	07	04	00	Avisos	50.000	0	0	0	0	0	50.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	276.000	0	0	0	0	0	276.000
403	08	01	00	Primas y gastos de seguros	276.000	0	0	0	0	0	276.000
403	10	00	00	Servicios profesionales y técnicos	1.644.165	0	0	0	0	0	1.644.165
403	10	01	00	Servicios jurídicos	50.000	0	0	0	0	0	50.000
403	10	03	00	Servicios de procesamiento de datos	100.000	0	0	0	0	0	100.000
403	10	09	00	Servicios de lavandería y tintorería	641.597	0	0	0	0	0	641.597
403	10	99	00	Otros servicios profesionales y técnicos	852.568	0	0	0	0	0	852.568
403	16	00	00	Servicios de diversión, esparcimiento y culturales	3.967.750	0	0	0	0	0	3.967.750
403	16	01	00	Servicios de diversión, esparcimiento y culturales	3.967.750	0	0	0	0	0	3.967.750
403	18	00	00	Impuestos indirectos	3.899.565	0	0	0	0	0	3.899.565
403	18	01	00	Impuesto al valor agregado	3.899.565	0	0	0	0	0	3.899.565
403	99	00	00	Otros servicios no personales	2.000.000	0	0	0	0	0	2.000.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 370002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECÍFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	99	01	00	Otros servicios no personales	2.000.000	0	0	0	0	0	2.000.000
404	**00**	**00**	**00**	**Activos reales**	**2.984.000**	**0**	**0**	**0**	**0**	**0**	**2.984.000**
404	03	00	00	Maquinaria y demás equipos de construcción, campo, industria y taller	120.000	0	0	0	0	0	120.000
404	03	04	00	Maquinaria y equipos de artes gráficas y reproducción	100.000	0	0	0	0	0	100.000
404	03	99	00	Otra maquinaria y demás equipos de construcción, campo, industria y taller	20.000	0	0	0	0	0	20.000
404	05	00	00	Equipos de comunicaciones y de señalamiento	234.000	0	0	0	0	0	234.000
404	05	01	00	Equipos de telecomunicaciones	234.000	0	0	0	0	0	234.000
404	06	00	00	Equipos médico - quirúrgicos, dentales y de veterinaria	20.000	0	0	0	0	0	20.000
404	06	01	00	Equipos médico - quirúrgicos, dentales y de veterinaria	20.000	0	0	0	0	0	20.000
404	07	00	00	Equipos científicos, religiosos, de enseñanza y recreación	190.000	0	0	0	0	0	190.000
404	07	01	00	Equipos científicos y de laboratorio	30.000	0	0	0	0	0	30.000
404	07	02	00	Equipos de enseñanza, deporte y recreación	20.000	0	0	0	0	0	20.000
404	07	03	00	Obras de arte	30.000	0	0	0	0	0	30.000
404	07	04	00	Libros, revistas y otros instrumentos de enseñanzas	20.000	0	0	0	0	0	20.000
404	07	06	00	Instrumentos musicales y equipos de audio	50.000	0	0	0	0	0	50.000
404	07	99	00	Otros equipos científicos, religiosos, de enseñanza y recreación	40.000	0	0	0	0	0	40.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	1.850.000	0	0	0	0	0	1.850.000
404	09	01	00	Mobiliario y equipos de oficina	600.000	0	0	0	0	0	600.000
404	09	02	00	Equipos de computación	600.000	0	0	0	0	0	600.000
404	09	03	00	Mobiliario y equipos de alojamiento	600.000	0	0	0	0	0	600.000
404	09	99	00	Otras máquinas, muebles y demás equipos de oficina y alojamiento	50.000	0	0	0	0	0	50.000
404	11	00	00	Inmuebles, maquinaria y equipos usados	570.000	0	0	0	0	0	570.000
404	11	04	00	Expropiación de edificios e instalaciones	570.000	0	0	0	0	0	570.000
				Totales	**32.972.505**	**0**	**0**	**0**	**0**	**0**	**32.972.505**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 370002003 APOYO INSTITUCIONAL AL SECTOR PÚBLICO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**239.817.260**	**0**	**0**	**0**	**0**	**0**	**239.817.260**
407	01	00	00	Transferencias y donaciones corrientes internas	239.817.260	0	0	0	0	0	239.817.260
407	01	03	00	Transferencias corrientes internas al sector público	239.817.260	0	0	0	0	0	239.817.260
407	01	03	02	Transferencias corrientes a entes descentralizados sin fines empresariales	239.817.260	0	0	0	0	0	239.817.260
				Totales	**239.817.260**	**0**	**0**	**0**	**0**	**0**	**239.817.260**

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**41.046.539**	**0**	**0**	**0**	**0**	**0**	**41.046.539**
407	01	00	00	Transferencias y donaciones corrientes internas	41.046.539	0	0	0	0	0	41.046.539
407	01	01	00	Transferencias corrientes internas al sector privado	41.046.539	0	0	0	0	0	41.046.539
407	01	01	01	Pensiones del personal empleado, obrero y militar	6.211.016	0	0	0	0	0	6.211.016
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	12.198.103	0	0	0	0	0	12.198.103
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.569.254	0	0	0	0	0	1.569.254
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	465.826	0	0	0	0	0	465.826
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	2.941.017	0	0	0	0	0	2.941.017
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	2.669.134	0	0	0	0	0	2.669.134
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	3.327.926	0	0	0	0	0	3.327.926
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	914.858	0	0	0	0	0	914.858
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	5.255.326	0	0	0	0	0	5.255.326
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	5.494.079	0	0	0	0	0	5.494.079
				Totales	**41.046.539**	**0**	**0**	**0**	**0**	**0**	**41.046.539**

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 370003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**41.046.539**	**0**	**0**	**0**	**0**	**0**	**41.046.539**
407	01	00	00	Transferencias y donaciones corrientes internas	41.046.539	0	0	0	0	0	41.046.539
407	01	01	00	Transferencias corrientes internas al sector privado	41.046.539	0	0	0	0	0	41.046.539
407	01	01	01	Pensiones del personal empleado, obrero y militar	6.211.016	0	0	0	0	0	6.211.016
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	12.198.103	0	0	0	0	0	12.198.103
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	1.569.254	0	0	0	0	0	1.569.254
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	465.826	0	0	0	0	0	465.826
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	2.941.017	0	0	0	0	0	2.941.017
407	01	01	12	Otras subvenciones socio - económicas del personal empleado, obrero y militar pensionado	2.669.134	0	0	0	0	0	2.669.134
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	3.327.926	0	0	0	0	0	3.327.926
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	914.858	0	0	0	0	0	914.858
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	5.255.326	0	0	0	0	0	5.255.326
407	01	01	16	Otras subvenciones socio-económicas del personal empleado, obrero y militar jubilado	5.494.079	0	0	0	0	0	5.494.079
				Totales	**41.046.539**	**0**	**0**	**0**	**0**	**0**	**41.046.539**

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.398.720**	**0**	**0**	**0**	**0**	**0**	**4.398.720**
403	18	00	00	Impuestos indirectos	4.398.720	0	0	0	0	0	4.398.720
403	18	01	00	Impuesto al valor agregado	4.398.720	0	0	0	0	0	4.398.720
407	**00**	**00**	**00**	**Transferencias y donaciones**	**32.257.280**	**0**	**0**	**0**	**0**	**0**	**32.257.280**
407	01	00	00	Transferencias y donaciones corrientes internas	32.257.280	0	0	0	0	0	32.257.280
407	01	02	00	Donaciones corrientes internas al sector privado	32.257.280	0	0	0	0	0	32.257.280
407	01	02	01	Donaciones corrientes a personas	32.257.280	0	0	0	0	0	32.257.280
				Totales	**36.656.000**	**0**	**0**	**0**	**0**	**0**	**36.656.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: MINISTERIO DEL PODER POPULAR DEL DESPACHO DE LA PRESIDENCIA **ACCIÓN CENTRALIZADA:** 370007000 PROTECCIÓN Y ATENCIÓN INTEGRAL A LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS EN CASO DE EMERGENCIAS O DESASTRES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 370007001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA LA ATENCIÓN DE LAS FAMILIAS Y PERSONAS EN LOS REFUGIOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**4.398.720**	**0**	**0**	**0**	**0**	**0**	**4.398.720**
403	18	00	00	Impuestos indirectos	4.398.720	0	0	0	0	0	4.398.720
403	18	01	00	Impuesto al valor agregado	4.398.720	0	0	0	0	0	4.398.720
407	**00**	**00**	**00**	**Transferencias y donaciones**	**32.257.280**	**0**	**0**	**0**	**0**	**0**	**32.257.280**
407	01	00	00	Transferencias y donaciones corrientes internas	32.257.280	0	0	0	0	0	32.257.280
407	01	02	00	Donaciones corrientes internas al sector privado	32.257.280	0	0	0	0	0	32.257.280
407	01	02	01	Donaciones corrientes a personas	32.257.280	0	0	0	0	0	32.257.280
				Totales	**36.656.000**	**0**	**0**	**0**	**0**	**0**	**36.656.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO MORAL REPUBLICANO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**4.501.221**	**0**	**0**	**0**	**0**	**0**	**4.501.221**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.790.159	0	0	0	0	0	2.790.159
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	551.895	0	0	0	0	0	551.895
401	01	18	00	Remuneraciones al personal contratado	1.632.363	0	0	0	0	0	1.632.363
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	524.301	0	0	0	0	0	524.301
401	01	99	00	Otras retribuciones	81.600	0	0	0	0	0	81.600
401	03	00	00	Primas	282.828	0	0	0	0	0	282.828
401	03	04	00	Primas por hijos a empleados	16.200	0	0	0	0	0	16.200
401	03	08	00	Primas de profesionalización a empleados	22.800	0	0	0	0	0	22.800
401	03	09	00	Primas por antigüedad a empleados	147.828	0	0	0	0	0	147.828
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	90.000	0	0	0	0	0	90.000
401	03	97	00	Otras primas a empleados	6.000	0	0	0	0	0	6.000
401	04	00	00	Complementos de sueldos y salarios	316.741	0	0	0	0	0	316.741
401	04	06	00	Complemento a empleados por comisión de servicios	28.741	0	0	0	0	0	28.741
401	04	08	00	Bono compensatorio de alimentación a empleados	204.000	0	0	0	0	0	204.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	84.000	0	0	0	0	0	84.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	601.000	0	0	0	0	0	601.000
401	05	01	00	Aguinaldos a empleados	171.283	0	0	0	0	0	171.283
401	05	03	00	Bono vacacional a empleados	61.322	0	0	0	0	0	61.322
401	05	07	00	Aguinaldos al personal contratado	114.091	0	0	0	0	0	114.091
401	05	08	00	Bono vacacional al personal contratado	11.225	0	0	0	0	0	11.225
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	184.823	0	0	0	0	0	184.823
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	58.256	0	0	0	0	0	58.256
401	06	00	00	Aportes patronales y legales	170.493	0	0	0	0	0	170.493
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	49.671	0	0	0	0	0	49.671
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	11.038	0	0	0	0	0	11.038
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	11.038	0	0	0	0	0	11.038
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	41.073	0	0	0	0	0	41.073
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	47.188	0	0	0	0	0	47.188
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	10.485	0	0	0	0	0	10.485

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO MORAL REPUBLICANO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	00	00	Asistencia socio-económica	140.000	0	0	0	0	0	140.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	100.000	0	0	0	0	0	100.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.000	0	0	0	0	0	5.000
401	07	10	00	Dotación de uniformes a empleados	25.000	0	0	0	0	0	25.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	10.000	0	0	0	0	0	10.000
401	08	00	00	Prestaciones sociales e indemnizaciones	200.000	0	0	0	0	0	200.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	50.000	0	0	0	0	0	50.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	50.000	0	0	0	0	0	50.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	100.000	0	0	0	0	0	100.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**95.000**	**0**	**0**	**0**	**0**	**0**	**95.000**
402	01	00	00	Productos alimenticios y agropecuarios	45.000	0	0	0	0	0	45.000
402	01	01	00	Alimentos y bebidas para personas	45.000	0	0	0	0	0	45.000
402	05	00	00	Productos de papel, cartón e impresos	15.000	0	0	0	0	0	15.000
402	05	04	00	Libros, revistas y periódicos	15.000	0	0	0	0	0	15.000
402	10	00	00	Productos varios y útiles diversos	35.000	0	0	0	0	0	35.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	35.000	0	0	0	0	0	35.000
403	**00**	**00**	**00**	**Servicios no personales**	**711.503**	**0**	**0**	**0**	**0**	**0**	**711.503**
403	04	00	00	Servicios básicos	89.600	0	0	0	0	0	89.600
403	04	01	00	Electricidad	4.800	0	0	0	0	0	4.800
403	04	04	00	Teléfonos	26.400	0	0	0	0	0	26.400
403	04	05	00	Servicio de comunicaciones	7.200	0	0	0	0	0	7.200
403	04	06	00	Servicio de aseo urbano y domiciliario	3.200	0	0	0	0	0	3.200
403	04	07	00	Servicio de condominio	48.000	0	0	0	0	0	48.000
403	06	00	00	Servicios de transporte y almacenaje	120.000	0	0	0	0	0	120.000
403	06	01	00	Fletes y embalajes	120.000	0	0	0	0	0	120.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	60.000	0	0	0	0	0	60.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	07	04	00	Avisos	10.000	0	0	0	0	0	10.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	27.000	0	0	0	0	0	27.000
403	08	01	00	Primas y gastos de seguros	10.000	0	0	0	0	0	10.000
403	08	02	00	Comisiones y gastos bancarios	17.000	0	0	0	0	0	17.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: CONSEJO MORAL REPUBLICANO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	09	00	00	Viáticos y pasajes	180.000	0	0	0	0	0	180.000
403	09	01	00	Viáticos y pasajes dentro del país	180.000	0	0	0	0	0	180.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.100	0	0	0	0	0	10.100
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.100	0	0	0	0	0	10.100
403	12	00	00	Conservación y reparaciones menores de obras	90.000	0	0	0	0	0	90.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	90.000	0	0	0	0	0	90.000
403	18	00	00	Impuestos indirectos	80.162	0	0	0	0	0	80.162
403	18	01	00	Impuesto al valor agregado	80.162	0	0	0	0	0	80.162
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	9.998	0	0	0	0	0	9.998
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	9.998	0	0	0	0	0	9.998
403	99	00	00	Otros servicios no personales	44.643	0	0	0	0	0	44.643
403	99	01	00	Otros servicios no personales	44.643	0	0	0	0	0	44.643
404	**00**	**00**	**00**	**Activos reales**	**15.000**	**0**	**0**	**0**	**0**	**0**	**15.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
404	09	02	00	Equipos de computación	15.000	0	0	0	0	0	15.000
				Totales	**5.322.724**	**0**	**0**	**0**	**0**	**0**	**5.322.724**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 116008 380020000 CAMPAÑA DE PROMOCIÓN Y DIVULGACIÓN DE LA FORMACIÓN CÍVICA Y RESCATE DE VALORES

OBJETIVO DEL PROYECTO: PROMOVER Y DIVULGAR LA FORMACIÓN CÍVICA Y LOS VALORES CIUDADANOS EN LA POBLACIÓN A TRAVÉS DE LA DIFUSIÓN DE LOS DEBERES, DERECHOS Y VIRTUDES DEMOCRÁTICAS COMO PARTE DEL DESARROLLO INTEGRAL DEL PAÍS.

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA

META: 1

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SERVICIOS FINANCIEROS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	5.357	0	0	0	0	0	5.357
403	18	01	00	Impuesto al valor agregado	5.357	0	0	0	0	0	5.357
403	99	00	00	Otros servicios no personales	44.643	0	0	0	0	0	44.643
403	99	01	00	Otros servicios no personales	44.643	0	0	0	0	0	44.643
				Totales	**100.000**	**0**	**0**	**0**	**0**	**0**	**100.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 116008 380020000 CAMPAÑA DE PROMOCIÓN Y DIVULGACIÓN DE LA FORMACIÓN CÍVICA Y RESCATE DE VALORES

OBJETIVO DEL PROYECTO: PROMOVER Y DIVULGAR LA FORMACIÓN CÍVICA Y LOS VALORES CIUDADANOS EN LA POBLACIÓN A TRAVÉS DE LA DIFUSIÓN DE LOS DEBERES, DERECHOS Y VIRTUDES DEMOCRÁTICAS COMO PARTE DEL DESARROLLO INTEGRAL DEL PAÍS.

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA

META: 1

RESPONSABLE/EJECUTOR: COORDINACIÓN DE SERVICIOS FINANCIEROS

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 116008 380020000 CAMPAÑA DE PROMOCIÓN Y DIVULGACIÓN DE LA FORMACIÓN CÍVICA Y RESCATE DE VALORES

OBJETIVO DEL PROYECTO: PROMOVER Y DIVULGAR LA FORMACIÓN CÍVICA Y LOS VALORES CIUDADANOS EN LA POBLACIÓN A TRAVÉS DE LA DIFUSIÓN DE LOS DEBERES, DERECHOS Y VIRTUDES DEMOCRÁTICAS COMO PARTE DEL DESARROLLO INTEGRAL DEL PAÍS.

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA

META: 1

RESPONSABLE/EJECUTOR: COORDINACIÒN DE SERVICIOS FINANCIEROS

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 380020001 ELABORACIÓN DE ENCARTADOS, ÓRGANOS DIVULGATIVO, MATERIAL AUDIOVISUAL, MICROS DE RADIO Y TV, PENDONES Y MATERIAL POP PARA LLEVAR A CABO LA CAMPAÑA PROMOCIONAL.

UNIDAD DE MEDIDA: CAMPAÑA PUBLICITARIA

META: 3

RESPONSABLE/EJECUTOR: CONSEJO MORAL REPUBLICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**100.000**	**0**	**0**	**0**	**0**	0	**100.000**
403	07	00	00	Servicios de información, impresión y relaciones públicas	50.000	0	0	0	0	0	50.000
403	07	02	00	Imprenta y reproducción	50.000	0	0	0	0	0	50.000
403	18	00	00	Impuestos indirectos	5.357	0	0	0	0	0	5.357
403	18	01	00	Impuesto al valor agregado	5.357	0	0	0	0	0	5.357
403	99	00	00	Otros servicios no personales	44.643	0	0	0	0	0	44.643
403	99	01	00	Otros servicios no personales	44.643	0	0	0	0	0	44.643
				Totales	**100.000**	**0**	**0**	**0**	**0**	0	**100.000**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 115971 380021000 FORMACIÓN CÍVICA Y RESCATE DE VALORES EN LA ESCUELA, LA FAMILIA, COMUNIDADES Y FUNCIONARIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: PROMOCIÓN DE ACTIVIDADES PEDAGÓGICAS DIRIGIDAS AL CONOCIMIENTO Y ESTUDIO DE LA CONSTITUCIÓN.

UNIDAD DE MEDIDA: TALLER / CURSO

META: 6.000

RESPONSABLE/EJECUTOR: COORDINACIÒN DE SERVICIOS FINANCIEROS

PRESUPUESTO: **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.576.168**	**0**	**0**	**0**	**0**	**0**	**3.576.168**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.265.858	0	0	0	0	0	2.265.858
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	551.895	0	0	0	0	0	551.895
401	01	18	00	Remuneraciones al personal contratado	1.632.363	0	0	0	0	0	1.632.363
401	01	99	00	Otras retribuciones	81.600	0	0	0	0	0	81.600
401	03	00	00	Primas	282.828	0	0	0	0	0	282.828
401	03	04	00	Primas por hijos a empleados	16.200	0	0	0	0	0	16.200
401	03	08	00	Primas de profesionalización a empleados	22.800	0	0	0	0	0	22.800
401	03	09	00	Primas por antigüedad a empleados	147.828	0	0	0	0	0	147.828
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	90.000	0	0	0	0	0	90.000
401	03	97	00	Otras primas a empleados	6.000	0	0	0	0	0	6.000
401	04	00	00	Complementos de sueldos y salarios	316.741	0	0	0	0	0	316.741
401	04	06	00	Complemento a empleados por comisión de servicios	28.741	0	0	0	0	0	28.741
401	04	08	00	Bono compensatorio de alimentación a empleados	204.000	0	0	0	0	0	204.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	84.000	0	0	0	0	0	84.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	357.921	0	0	0	0	0	357.921
401	05	01	00	Aguinaldos a empleados	171.283	0	0	0	0	0	171.283
401	05	03	00	Bono vacacional a empleados	61.322	0	0	0	0	0	61.322
401	05	07	00	Aguinaldos al personal contratado	114.091	0	0	0	0	0	114.091
401	05	08	00	Bono vacacional al personal contratado	11.225	0	0	0	0	0	11.225
401	06	00	00	Aportes patronales y legales	112.820	0	0	0	0	0	112.820
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	49.671	0	0	0	0	0	49.671
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	11.038	0	0	0	0	0	11.038
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	11.038	0	0	0	0	0	11.038
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	41.073	0	0	0	0	0	41.073
401	07	00	00	Asistencia socio-económica	140.000	0	0	0	0	0	140.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	100.000	0	0	0	0	0	100.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.000	0	0	0	0	0	5.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 115971 380021000 FORMACIÓN CÍVICA Y RESCATE DE VALORES EN LA ESCUELA, LA FAMILIA, COMUNIDADES Y FUNCIONARIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: PROMOCIÓN DE ACTIVIDADES PEDAGÓGICAS DIRIGIDAS AL CONOCIMIENTO Y ESTUDIO DE LA CONSTITUCIÓN.

UNIDAD DE MEDIDA: TALLER / CURSO

META: 6.000

RESPONSABLE/EJECUTOR: COORDINACIÒN DE SERVICIOS FINANCIEROS

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	10	00	Dotación de uniformes a empleados	25.000	0	0	0	0	0	25.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	10.000	0	0	0	0	0	10.000
401	08	00	00	Prestaciones sociales e indemnizaciones	100.000	0	0	0	0	0	100.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	50.000	0	0	0	0	0	50.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	50.000	0	0	0	0	0	50.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**70.000**	**0**	**0**	**0**	**0**	**0**	**70.000**
402	01	00	00	Productos alimenticios y agropecuarios	35.000	0	0	0	0	0	35.000
402	01	01	00	Alimentos y bebidas para personas	35.000	0	0	0	0	0	35.000
402	10	00	00	Productos varios y útiles diversos	35.000	0	0	0	0	0	35.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	35.000	0	0	0	0	0	35.000
403	**00**	**00**	**00**	**Servicios no personales**	**374.799**	**0**	**0**	**0**	**0**	**0**	**374.799**
403	06	00	00	Servicios de transporte y almacenaje	120.000	0	0	0	0	0	120.000
403	06	01	00	Fletes y embalajes	120.000	0	0	0	0	0	120.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	10.000	0	0	0	0	0	10.000
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	180.000	0	0	0	0	0	180.000
403	09	01	00	Viáticos y pasajes dentro del pais	180.000	0	0	0	0	0	180.000
403	18	00	00	Impuestos indirectos	54.801	0	0	0	0	0	54.801
403	18	01	00	Impuesto al valor agregado	54.801	0	0	0	0	0	54.801
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	9.998	0	0	0	0	0	9.998
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	9.998	0	0	0	0	0	9.998
404	**00**	**00**	**00**	**Activos reales**	**15.000**	**0**	**0**	**0**	**0**	**0**	**15.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
404	09	02	00	Equipos de computación	15.000	0	0	0	0	0	15.000
				Totales	**4.035.967**	**0**	**0**	**0**	**0**	**0**	**4.035.967**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 115971 380021000 FORMACIÓN CÍVICA Y RESCATE DE VALORES EN LA ESCUELA, LA FAMILIA, COMUNIDADES Y FUNCIONARIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: PROMOCIÓN DE ACTIVIDADES PEDAGÓGICAS DIRIGIDAS AL CONOCIMIENTO Y ESTUDIO DE LA CONSTITUCIÓN.

UNIDAD DE MEDIDA: TALLER / CURSO

META: 6.000

RESPONSABLE/EJECUTOR: COORDINACIÒN DE SERVICIOS FINANCIEROS

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 115971 380021000 FORMACIÓN CÍVICA Y RESCATE DE VALORES EN LA ESCUELA, LA FAMILIA, COMUNIDADES Y FUNCIONARIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: PROMOCIÓN DE ACTIVIDADES PEDAGÓGICAS DIRIGIDAS AL CONOCIMIENTO Y ESTUDIO DE LA CONSTITUCIÓN.

UNIDAD DE MEDIDA: TALLER / CURSO

META: 6.000

RESPONSABLE/EJECUTOR: COORDINACIÒN DE SERVICIOS FINANCIEROS

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 380021001 FORMACIÓN Y SENSIBILIZACIÓN DE DOCENTES, PERSONAL DIRECTIVO, ADMINISTRATIVO Y OBRERO DE LOS PLANTELES; FUNCIONARIOS PÚBLICOS LIDERES Y MIEMBROS DE COMUNIDADES; NIÑOS, NIÑAS Y ADOLESCENTES, PADRES Y REPRESENTANTES.

UNIDAD DE MEDIDA: TALLER / CURSO

META: 6.000

RESPONSABLE/EJECUTOR: COORDINACÓN DE PROMOCIÓN Y EDUCACIÒN
CONSEJO MORAL REPUBLICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**3.576.168**	**0**	**0**	**0**	**0**	0	**3.576.168**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.265.858	0	0	0	0	0	2.265.858
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	551.895	0	0	0	0	0	551.895
401	01	18	00	Remuneraciones al personal contratado	1.632.363	0	0	0	0	0	1.632.363
401	01	99	00	Otras retribuciones	81.600	0	0	0	0	0	81.600
401	03	00	00	Primas	282.828	0	0	0	0	0	282.828
401	03	04	00	Primas por hijos a empleados	16.200	0	0	0	0	0	16.200
401	03	08	00	Primas de profesionalización a empleados	22.800	0	0	0	0	0	22.800
401	03	09	00	Primas por antigüedad a empleados	147.828	0	0	0	0	0	147.828
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	90.000	0	0	0	0	0	90.000
401	03	97	00	Otras primas a empleados	6.000	0	0	0	0	0	6.000
401	04	00	00	Complementos de sueldos y salarios	316.741	0	0	0	0	0	316.741
401	04	06	00	Complemento a empleados por comisión de servicios	28.741	0	0	0	0	0	28.741
401	04	08	00	Bono compensatorio de alimentación a empleados	204.000	0	0	0	0	0	204.000
401	04	26	00	Bono compensatorio de alimentación al personal contratado	84.000	0	0	0	0	0	84.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	357.921	0	0	0	0	0	357.921
401	05	01	00	Aguinaldos a empleados	171.283	0	0	0	0	0	171.283
401	05	03	00	Bono vacacional a empleados	61.322	0	0	0	0	0	61.322
401	05	07	00	Aguinaldos al personal contratado	114.091	0	0	0	0	0	114.091
401	05	08	00	Bono vacacional al personal contratado	11.225	0	0	0	0	0	11.225
401	06	00	00	Aportes patronales y legales	112.820	0	0	0	0	0	112.820
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	49.671	0	0	0	0	0	49.671
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	11.038	0	0	0	0	0	11.038

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 115971 380021000 FORMACIÓN CÍVICA Y RESCATE DE VALORES EN LA ESCUELA, LA FAMILIA, COMUNIDADES Y FUNCIONARIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: PROMOCIÓN DE ACTIVIDADES PEDAGÓGICAS DIRIGIDAS AL CONOCIMIENTO Y ESTUDIO DE LA CONSTITUCIÓN.

UNIDAD DE MEDIDA: TALLER / CURSO **META:** 6.000

RESPONSABLE/EJECUTOR: COORDINACIÒN DE SERVICIOS FINANCIEROS **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 380021001 FORMACIÓN Y SENSIBILIZACIÓN DE DOCENTES, PERSONAL DIRECTIVO, ADMINISTRATIVO Y OBRERO DE LOS PLANTELES; FUNCIONARIOS PÚBLICOS LIDERES Y MIEMBROS DE COMUNIDADES; NIÑOS, NIÑAS Y ADOLESCENTES, PADRES Y REPRESENTANTES.

UNIDAD DE MEDIDA: TALLER / CURSO **META:** 6.000

RESPONSABLE/EJECUTOR: COORDINACÓN DE PROMOCIÓN Y EDUCACIÒN
CONSEJO MORAL REPUBLICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	11.038	0	0	0	0	0	11.038
401	06	25	00	Aporte legal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal contratado	41.073	0	0	0	0	0	41.073
401	07	00	00	Asistencia socio-económica	140.000	0	0	0	0	0	140.000
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	100.000	0	0	0	0	0	100.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	5.000	0	0	0	0	0	5.000
401	07	10	00	Dotación de uniformes a empleados	25.000	0	0	0	0	0	25.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	10.000	0	0	0	0	0	10.000
401	08	00	00	Prestaciones sociales e indemnizaciones	100.000	0	0	0	0	0	100.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	50.000	0	0	0	0	0	50.000
401	08	03	00	Prestaciones sociales e indemnizaciones al personal contratado	50.000	0	0	0	0	0	50.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**70.000**	**0**	**0**	**0**	**0**	0	**70.000**
402	01	00	00	Productos alimenticios y agropecuarios	35.000	0	0	0	0	0	35.000
402	01	01	00	Alimentos y bebidas para personas	35.000	0	0	0	0	0	35.000
402	10	00	00	Productos varios y útiles diversos	35.000	0	0	0	0	0	35.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	35.000	0	0	0	0	0	35.000
403	**00**	**00**	**00**	**Servicios no personales**	**374.799**	**0**	**0**	**0**	**0**	0	**374.799**
403	06	00	00	Servicios de transporte y almacenaje	120.000	0	0	0	0	0	120.000
403	06	01	00	Fletes y embalajes	120.000	0	0	0	0	0	120.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	10.000	0	0	0	0	0	10.000
403	08	02	00	Comisiones y gastos bancarios	10.000	0	0	0	0	0	10.000
403	09	00	00	Viáticos y pasajes	180.000	0	0	0	0	0	180.000
403	09	01	00	Viáticos y pasajes dentro del país	180.000	0	0	0	0	0	180.000
403	18	00	00	Impuestos indirectos	54.801	0	0	0	0	0	54.801

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

PROYECTO: 115971 380021000 FORMACIÓN CÍVICA Y RESCATE DE VALORES EN LA ESCUELA, LA FAMILIA, COMUNIDADES Y FUNCIONARIOS PÚBLICOS.

OBJETIVO DEL PROYECTO: PROMOCIÓN DE ACTIVIDADES PEDAGÓGICAS DIRIGIDAS AL CONOCIMIENTO Y ESTUDIO DE LA CONSTITUCIÓN.

UNIDAD DE MEDIDA: TALLER / CURSO **META:** 6.000

RESPONSABLE/EJECUTOR: COORDINACIÒN DE SERVICIOS FINANCIEROS **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 380021001 FORMACIÓN Y SENSIBILIZACIÓN DE DOCENTES, PERSONAL DIRECTIVO, ADMINISTRATIVO Y OBRERO DE LOS PLANTELES; FUNCIONARIOS PÚBLICOS LIDERES Y MIEMBROS DE COMUNIDADES; NIÑOS, NIÑAS Y ADOLESCENTES, PADRES Y REPRESENTANTES.

UNIDAD DE MEDIDA: TALLER / CURSO **META:** 6.000

RESPONSABLE/EJECUTOR: COORDINACÓN DE PROMOCIÓN Y EDUCACIÒN
CONSEJO MORAL REPUBLICANO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	54.801	0	0	0	0	0	54.801
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	9.998	0	0	0	0	0	9.998
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	9.998	0	0	0	0	0	9.998
404	**00**	**00**	**00**	**Activos reales**	**15.000**	**0**	**0**	**0**	**0**	0	**15.000**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	15.000	0	0	0	0	0	15.000
404	09	02	00	Equipos de computación	15.000	0	0	0	0	0	15.000
				Totales	**4.035.967**	**0**	**0**	**0**	**0**	0	**4.035.967**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

ACCIÓN CENTRALIZADA: 380001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolivares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**925.053**	**0**	**0**	**0**	**0**	**0**	**925.053**
401	01	00	00	Sueldos, salarios y otras retribuciones	524.301	0	0	0	0	0	524.301
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	524.301	0	0	0	0	0	524.301
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	243.079	0	0	0	0	0	243.079
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	184.823	0	0	0	0	0	184.823
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	58.256	0	0	0	0	0	58.256
401	06	00	00	Aportes patronales y legales	57.673	0	0	0	0	0	57.673
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	47.188	0	0	0	0	0	47.188
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	10.485	0	0	0	0	0	10.485
401	08	00	00	Prestaciones sociales e indemnizaciones	100.000	0	0	0	0	0	100.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	100.000	0	0	0	0	0	100.000
				Totales	**925.053**	**0**	**0**	**0**	**0**	**0**	**925.053**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

ACCIÓN CENTRALIZADA: 380001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

ACCIÓN CENTRALIZADA: 380001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 380001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**925.053**	**0**	**0**	**0**	**0**	**0**	**925.053**
401	01	00	00	Sueldos, salarios y otras retribuciones	524.301	0	0	0	0	0	524.301
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	524.301	0	0	0	0	0	524.301
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	243.079	0	0	0	0	0	243.079
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	184.823	0	0	0	0	0	184.823
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	58.256	0	0	0	0	0	58.256
401	06	00	00	Aportes patronales y legales	57.673	0	0	0	0	0	57.673
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	47.188	0	0	0	0	0	47.188
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	10.485	0	0	0	0	0	10.485
401	08	00	00	Prestaciones sociales e indemnizaciones	100.000	0	0	0	0	0	100.000
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	100.000	0	0	0	0	0	100.000
				Totales	**925.053**	**0**	**0**	**0**	**0**	**0**	**925.053**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

ACCIÓN CENTRALIZADA: 380002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	15.000	0	0	0	0	0	15.000
402	05	04	00	Libros, revistas y periódicos	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**236.704**	**0**	**0**	**0**	**0**	**0**	**236.704**
403	04	00	00	Servicios básicos	89.600	0	0	0	0	0	89.600
403	04	01	00	Electricidad	4.800	0	0	0	0	0	4.800
403	04	04	00	Teléfonos	26.400	0	0	0	0	0	26.400
403	04	05	00	Servicio de comunicaciones	7.200	0	0	0	0	0	7.200
403	04	06	00	Servicio de aseo urbano y domiciliario	3.200	0	0	0	0	0	3.200
403	04	07	00	Servicio de condominio	48.000	0	0	0	0	0	48.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.000	0	0	0	0	0	10.000
403	07	04	00	Avisos	10.000	0	0	0	0	0	10.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	17.000	0	0	0	0	0	17.000
403	08	01	00	Primas y gastos de seguros	10.000	0	0	0	0	0	10.000
403	08	02	00	Comisiones y gastos bancarios	7.000	0	0	0	0	0	7.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.100	0	0	0	0	0	10.100
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.100	0	0	0	0	0	10.100
403	12	00	00	Conservación y reparaciones menores de obras	90.000	0	0	0	0	0	90.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	90.000	0	0	0	0	0	90.000
403	18	00	00	Impuestos indirectos	20.004	0	0	0	0	0	20.004
403	18	01	00	Impuesto al valor agregado	20.004	0	0	0	0	0	20.004
				Totales	**261.704**	**0**	**0**	**0**	**0**	**0**	**261.704**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

ACCIÓN CENTRALIZADA: 380002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: CONSEJO MORAL REPUBLICANO

ACCIÓN CENTRALIZADA: 380002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 380002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**25.000**	**0**	**0**	**0**	**0**	**0**	**25.000**
402	01	00	00	Productos alimenticios y agropecuarios	10.000	0	0	0	0	0	10.000
402	01	01	00	Alimentos y bebidas para personas	10.000	0	0	0	0	0	10.000
402	05	00	00	Productos de papel, cartón e impresos	15.000	0	0	0	0	0	15.000
402	05	04	00	Libros, revistas y periódicos	15.000	0	0	0	0	0	15.000
403	**00**	**00**	**00**	**Servicios no personales**	**236.704**	**0**	**0**	**0**	**0**	**0**	**236.704**
403	04	00	00	Servicios básicos	89.600	0	0	0	0	0	89.600
403	04	01	00	Electricidad	4.800	0	0	0	0	0	4.800
403	04	04	00	Teléfonos	26.400	0	0	0	0	0	26.400
403	04	05	00	Servicio de comunicaciones	7.200	0	0	0	0	0	7.200
403	04	06	00	Servicio de aseo urbano y domiciliario	3.200	0	0	0	0	0	3.200
403	04	07	00	Servicio de condominio	48.000	0	0	0	0	0	48.000
403	07	00	00	Servicios de información, impresión y relaciones públicas	10.000	0	0	0	0	0	10.000
403	07	04	00	Avisos	10.000	0	0	0	0	0	10.000
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	17.000	0	0	0	0	0	17.000
403	08	01	00	Primas y gastos de seguros	10.000	0	0	0	0	0	10.000
403	08	02	00	Comisiones y gastos bancarios	7.000	0	0	0	0	0	7.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	10.100	0	0	0	0	0	10.100
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	10.100	0	0	0	0	0	10.100
403	12	00	00	Conservación y reparaciones menores de obras	90.000	0	0	0	0	0	90.000
403	12	02	00	Conservación y reparaciones menores de obras en bienes del dominio público	90.000	0	0	0	0	0	90.000
403	18	00	00	Impuestos indirectos	20.004	0	0	0	0	0	20.004
403	18	01	00	Impuesto al valor agregado	20.004	0	0	0	0	0	20.004
				Totales	**261.704**	**0**	**0**	**0**	**0**	**0**	**261.704**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**19.998.355**	**0**	**0**	**0**	**0**	**0**	**19.998.355**
401	01	00	00	Sueldos, salarios y otras retribuciones	4.035.359	0	0	0	0	0	4.035.359
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	3.725.896	0	0	0	0	0	3.725.896
401	01	18	00	Remuneraciones al personal contratado	153.756	0	0	0	0	0	153.756
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	19.800	0	0	0	0	0	19.800
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	135.907	0	0	0	0	0	135.907
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	891.357	0	0	0	0	0	891.357
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	891.357	0	0	0	0	0	891.357
401	03	00	00	Primas	2.617.294	0	0	0	0	0	2.617.294
401	03	03	00	Primas por hogar a empleados	48.550	0	0	0	0	0	48.550
401	03	04	00	Primas por hijos a empleados	268.220	0	0	0	0	0	268.220
401	03	08	00	Primas de profesionalización a empleados	575.870	0	0	0	0	0	575.870
401	03	09	00	Primas por antigüedad a empleados	542.636	0	0	0	0	0	542.636
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	403.387	0	0	0	0	0	403.387
401	03	47	00	Primas al personal de alto nivel y de dirección	106.000	0	0	0	0	0	106.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	49.551	0	0	0	0	0	49.551
401	03	97	00	Otras primas a empleados	623.080	0	0	0	0	0	623.080
401	04	00	00	Complementos de sueldos y salarios	1.575.501	0	0	0	0	0	1.575.501
401	04	08	00	Bono compensatorio de alimentación a empleados	1.307.154	0	0	0	0	0	1.307.154
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	20.004	0	0	0	0	0	20.004
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.266	0	0	0	0	0	19.266
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	48.577	0	0	0	0	0	48.577
401	04	96	00	Otros complementos a empleados	180.500	0	0	0	0	0	180.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	2.770.168	0	0	0	0	0	2.770.168
401	05	01	00	Aguinaldos a empleados	1.868.099	0	0	0	0	0	1.868.099
401	05	03	00	Bono vacacional a empleados	752.578	0	0	0	0	0	752.578
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	117.106	0	0	0	0	0	117.106
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	32.385	0	0	0	0	0	32.385
401	06	00	00	Aportes patronales y legales	567.668	0	0	0	0	0	567.668
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	335.112	0	0	0	0	0	335.112
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	80.989	0	0	0	0	0	80.989

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	132.812	0	0	0	0	0	132.812
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por *personal de alto nivel* y de dirección	12.926	0	0	0	0	0	12.926
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	5.829	0	0	0	0	0	5.829
401	07	00	00	Asistencia socio-económica	5.672.215	0	0	0	0	0	5.672.215
401	07	02	00	Becas a empleados	238.168	0	0	0	0	0	238.168
401	07	03	00	Ayudas por matrimonio a empleados	3.000	0	0	0	0	0	3.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.500	0	0	0	0	0	1.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	1.263.545	0	0	0	0	0	1.263.545
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	3.239.434	0	0	0	0	0	3.239.434
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	141.490	0	0	0	0	0	141.490
401	07	10	00	Dotación de uniformes a empleados	78.600	0	0	0	0	0	78.600
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	211.085	0	0	0	0	0	211.085
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	330.040	0	0	0	0	0	330.040
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	3.500	0	0	0	0	0	3.500
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	58.293	0	0	0	0	0	58.293
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	46.124	0	0	0	0	0	46.124
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	14.200	0	0	0	0	0	14.200
401	07	96	00	Otras subvenciones a empleados	43.236	0	0	0	0	0	43.236
401	08	00	00	Prestaciones sociales e indemnizaciones	1.789.593	0	0	0	0	0	1.789.593
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	1.688.752	0	0	0	0	0	1.688.752
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	100.841	0	0	0	0	0	100.841
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	79.200	0	0	0	0	0	79.200
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	79.200	0	0	0	0	0	79.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**929.520**	**0**	**0**	**0**	**0**	**0**	**929.520**
402	01	00	00	Productos alimenticios y agropecuarios	379.932	0	0	0	0	0	379.932
402	01	01	00	Alimentos y bebidas para personas	379.932	0	0	0	0	0	379.932
402	03	00	00	Textiles y vestuarios	42.083	0	0	0	0	0	42.083
402	03	01	00	Textiles	1.850	0	0	0	0	0	1.850
402	03	02	00	Prendas de vestir	40.233	0	0	0	0	0	40.233
402	04	00	00	Productos de cuero y caucho	13.200	0	0	0	0	0	13.200

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	04	03	00	Cauchos y tripas para vehículos	13.200	0	0	0	0	0	13.200
402	05	00	00	Productos de papel, cartón e impresos	85.736	0	0	0	0	0	85.736
402	05	01	00	Pulpa de madera, papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	67.436	0	0	0	0	0	67.436
402	05	04	00	Libros, revistas y periódicos	15.300	0	0	0	0	0	15.300
402	06	00	00	Productos químicos y derivados	13.953	0	0	0	0	0	13.953
402	06	03	00	Tintas, pinturas y colorantes	1.750	0	0	0	0	0	1.750
402	06	04	00	Productos farmacéuticos y medicamentos	3.670	0	0	0	0	0	3.670
402	06	06	00	Combustibles y lubricantes	2.669	0	0	0	0	0	2.669
402	06	08	00	Productos plásticos	5.864	0	0	0	0	0	5.864
402	08	00	00	Productos metálicos	9.100	0	0	0	0	0	9.100
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.100	0	0	0	0	0	9.100
402	10	00	00	Productos varios y útiles diversos	385.516	0	0	0	0	0	385.516
402	10	01	00	Artículos de deporte, recreación y juguetes	33.000	0	0	0	0	0	33.000
402	10	02	00	Materiales y útiles de limpieza y aseo	6.380	0	0	0	0	0	6.380
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	49.367	0	0	0	0	0	49.367
402	10	06	00	Condecoraciones, ofrendas y similares	32.300	0	0	0	0	0	32.300
402	10	07	00	Productos de seguridad en el trabajo	5.598	0	0	0	0	0	5.598
402	10	08	00	Materiales para equipos de computación	221.032	0	0	0	0	0	221.032
402	10	11	00	Materiales eléctricos	2.560	0	0	0	0	0	2.560
402	10	12	00	Materiales para instalaciones sanitarias	1.864	0	0	0	0	0	1.864
402	10	99	00	Otros productos y útiles diversos	33.415	0	0	0	0	0	33.415
403	**00**	**00**	**00**	**Servicios no personales**	**4.016.083**	**0**	**0**	**0**	**0**	**0**	**4.016.083**
403	01	00	00	Alquileres de inmuebles	2.095.338	0	0	0	0	0	2.095.338
403	01	01	00	Alquileres de edificios y locales	2.095.338	0	0	0	0	0	2.095.338
403	02	00	00	Alquileres de maquinaria y equipos	4.000	0	0	0	0	0	4.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	4.000	0	0	0	0	0	4.000
403	04	00	00	Servicios básicos	259.345	0	0	0	0	0	259.345
403	04	04	00	Teléfonos	146.374	0	0	0	0	0	146.374
403	04	05	00	Servicio de comunicaciones	112.971	0	0	0	0	0	112.971
403	06	00	00	Servicios de transporte y almacenaje	5.500	0	0	0	0	0	5.500

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	06	03	00	Estacionamiento	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	4.500	0	0	0	0	0	4.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	57.800	0	0	0	0	0	57.800
403	07	02	00	Imprenta y reproducción	48.000	0	0	0	0	0	48.000
403	07	04	00	Avisos	9.800	0	0	0	0	0	9.800
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	130.502	0	0	0	0	0	130.502
403	08	01	00	Primas y gastos de seguros	122.174	0	0	0	0	0	122.174
403	08	02	00	Comisiones y gastos bancarios	8.328	0	0	0	0	0	8.328
403	09	00	00	Viáticos y pasajes	146.800	0	0	0	0	0	146.800
403	09	01	00	Viáticos y pasajes dentro del país	113.800	0	0	0	0	0	113.800
403	09	02	00	Viáticos y pasajes fuera del país	33.000	0	0	0	0	0	33.000
403	10	00	00	Servicios profesionales y técnicos	136.674	0	0	0	0	0	136.674
403	10	07	00	Servicios de capacitación y adiestramiento	121.674	0	0	0	0	0	121.674
403	10	99	00	Otros servicios profesionales y técnicos	15.000	0	0	0	0	0	15.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	70.420	0	0	0	0	0	70.420
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	31.120	0	0	0	0	0	31.120
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	39.300	0	0	0	0	0	39.300
403	12	00	00	Conservación y reparaciones menores de obras	2.500	0	0	0	0	0	2.500
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.500	0	0	0	0	0	2.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	390.000	0	0	0	0	0	390.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	390.000	0	0	0	0	0	390.000
403	18	00	00	Impuestos indirectos	640.368	0	0	0	0	0	640.368
403	18	01	00	Impuesto al valor agregado	640.368	0	0	0	0	0	640.368
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	72.996	0	0	0	0	0	72.996
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	72.996	0	0	0	0	0	72.996
403	99	00	00	Otros servicios no personales	3.840	0	0	0	0	0	3.840
403	99	01	00	Otros servicios no personales	3.840	0	0	0	0	0	3.840
404	**00**	**00**	**00**	**Activos reales**	**317.258**	**0**	**0**	**0**	**0**	**0**	**317.258**
404	05	00	00	Equipos de comunicaciones y de señalamiento	177.900	0	0	0	0	0	177.900
404	05	01	00	Equipos de telecomunicaciones	177.900	0	0	0	0	0	177.900
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	139.358	0	0	0	0	0	139.358

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

RESUMEN INSTITUCIONAL

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	17.409	0	0	0	0	0	17.409
404	09	02	00	Equipos de computación	121.949	0	0	0	0	0	121.949
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.268.010**	**0**	**0**	**0**	**0**	**0**	**1.268.010**
407	01	00	00	Transferencias y donaciones corrientes internas	1.268.010	0	0	0	0	0	1.268.010
407	01	01	00	Transferencias corrientes internas al sector privado	1.139.010	0	0	0	0	0	1.139.010
407	01	01	01	Pensiones del personal empleado, obrero y militar	127.980	0	0	0	0	0	127.980
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	453.625	0	0	0	0	0	453.625
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	41.410	0	0	0	0	0	41.410
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	33.128	0	0	0	0	0	33.128
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	86.736	0	0	0	0	0	86.736
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	113.406	0	0	0	0	0	113.406
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	90.725	0	0	0	0	0	90.725
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	192.000	0	0	0	0	0	192.000
407	01	02	00	Donaciones corrientes internas al sector privado	129.000	0	0	0	0	0	129.000
407	01	02	01	Donaciones corrientes a personas	129.000	0	0	0	0	0	129.000
				Totales	**26.529.226**	**0**	**0**	**0**	**0**	**0**	**26.529.226**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 40663 390008000 ORIENTAR Y ASESORAR PARA LA IMPLEMENTACION DEL SISTEMA DE CONTROL INTERNO EN LOS ORGANOS Y ENTES DE LA APN

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 20.525 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: GERENCIA DE ASISTENCIA TÉCNICA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.174.661**	**0**	**0**	**0**	**0**	**0**	**2.174.661**
401	01	00	00	Sueldos, salarios y otras retribuciones	473.974	0	0	0	0	0	473.974
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	353.974	0	0	0	0	0	353.974
401	01	18	00	Remuneraciones al personal contratado	120.000	0	0	0	0	0	120.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	76.258	0	0	0	0	0	76.258
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	76.258	0	0	0	0	0	76.258
401	03	00	00	Primas	317.072	0	0	0	0	0	317.072
401	03	04	00	Primas por hijos a empleados	20.000	0	0	0	0	0	20.000
401	03	08	00	Primas de profesionalización a empleados	71.940	0	0	0	0	0	71.940
401	03	09	00	Primas por antigüedad a empleados	76.560	0	0	0	0	0	76.560
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	77.568	0	0	0	0	0	77.568
401	03	97	00	Otras primas a empleados	71.004	0	0	0	0	0	71.004
401	04	00	00	Complementos de sueldos y salarios	190.000	0	0	0	0	0	190.000
401	04	08	00	Bono compensatorio de alimentación a empleados	170.000	0	0	0	0	0	170.000
401	04	96	00	Otros complementos a empleados	20.000	0	0	0	0	0	20.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	239.760	0	0	0	0	0	239.760
401	05	01	00	Aguinaldos a empleados	150.760	0	0	0	0	0	150.760
401	05	03	00	Bono vacacional a empleados	89.000	0	0	0	0	0	89.000
401	06	00	00	Aportes patronales y legales	73.384	0	0	0	0	0	73.384
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	45.600	0	0	0	0	0	45.600
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	12.784	0	0	0	0	0	12.784
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	15.000	0	0	0	0	0	15.000
401	07	00	00	Asistencia socio-económica	523.413	0	0	0	0	0	523.413
401	07	02	00	Becas a empleados	32.000	0	0	0	0	0	32.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	144.900	0	0	0	0	0	144.900
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	279.180	0	0	0	0	0	279.180
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	22.950	0	0	0	0	0	22.950

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 40663 390008000 ORIENTAR Y ASESORAR PARA LA IMPLEMENTACION DEL SISTEMA DE CONTROL INTERNO EN LOS ORGANOS Y ENTES DE LA APN

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 20.525 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: GERENCIA DE ASISTENCIA TÉCNICA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	31.583	0	0	0	0	0	31.583
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	12.800	0	0	0	0	0	12.800
401	08	00	00	Prestaciones sociales e indemnizaciones	201.600	0	0	0	0	0	201.600
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	201.600	0	0	0	0	0	201.600
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	79.200	0	0	0	0	0	79.200
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	79.200	0	0	0	0	0	79.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**161.200**	**0**	**0**	**0**	**0**	**0**	**161.200**
402	01	00	00	Productos alimenticios y agropecuarios	115.000	0	0	0	0	0	115.000
402	01	01	00	Alimentos y bebidas para personas	115.000	0	0	0	0	0	115.000
402	05	00	00	Productos de papel, cartón e impresos	6.500	0	0	0	0	0	6.500
402	05	03	00	Productos de papel y cartón para oficina	6.500	0	0	0	0	0	6.500
402	06	00	00	Productos químicos y derivados	1.100	0	0	0	0	0	1.100
402	06	08	00	Productos plásticos	1.100	0	0	0	0	0	1.100
402	10	00	00	Productos varios y útiles diversos	38.600	0	0	0	0	0	38.600
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.600	0	0	0	0	0	5.600
402	10	06	00	Condecoraciones, ofrendas y similares	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	28.000	0	0	0	0	0	28.000
403	**00**	**00**	**00**	**Servicios no personales**	**81.484**	**0**	**0**	**0**	**0**	**0**	**81.484**
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.000	0	0	0	0	0	15.000
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del país	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	26.484	0	0	0	0	0	26.484
403	18	01	00	Impuesto al valor agregado	26.484	0	0	0	0	0	26.484
404	**00**	**00**	**00**	**Activos reales**	**4.500**	**0**	**0**	**0**	**0**	**0**	**4.500**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.500	0	0	0	0	0	4.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 40663 390008000 ORIENTAR Y ASESORAR PARA LA IMPLEMENTACION DEL SISTEMA DE CONTROL INTERNO EN LOS ORGANOS Y ENTES DE LA APN

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 20.525 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: GERENCIA DE ASISTENCIA TÉCNICA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agricolas	TOTAL
404	09	01	00	Mobiliario y equipos de oficina	4.500	0	0	0	0	0	4.500
				Totales	**2.421.845**	**0**	**0**	**0**	**0**	**0**	**2.421.845**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 40663 390008000 ORIENTAR Y ASESORAR PARA LA IMPLEMENTACION DEL SISTEMA DE CONTROL INTERNO EN LOS ORGANOS Y ENTES DE LA APN

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 20.525 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: GERENCIA DE ASISTENCIA TÉCNICA **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 40663 390008000 ORIENTAR Y ASESORAR PARA LA IMPLEMENTACION DEL SISTEMA DE CONTROL INTERNO EN LOS ORGANOS Y ENTES DE LA APN

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 20.525 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: GERENCIA DE ASISTENCIA TÉCNICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 390008005 CAPACITAR A LOS FUNCIONARIOS DE LOS ÓRGANOS Y ENTES DE LA APN PARA QUE IMPLEMENTEN UN SISTEMA DE CONTROL INTERNO EFICIENTE Y EFICAZ.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 3.900

RESPONSABLE/EJECUTOR: GERENCIA DE ASESORÍA Y ASISTENCIA TÉCNICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.174.661**	**0**	**0**	**0**	**0**	0	**2.174.661**
401	01	00	00	Sueldos, salarios y otras retribuciones	473.974	0	0	0	0	0	473.974
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	353.974	0	0	0	0	0	353.974
401	01	18	00	Remuneraciones al personal contratado	120.000	0	0	0	0	0	120.000
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	76.258	0	0	0	0	0	76.258
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	76.258	0	0	0	0	0	76.258
401	03	00	00	Primas	317.072	0	0	0	0	0	317.072
401	03	04	00	Primas por hijos a empleados	20.000	0	0	0	0	0	20.000
401	03	08	00	Primas de profesionalización a empleados	71.940	0	0	0	0	0	71.940
401	03	09	00	Primas por antigüedad a empleados	76.560	0	0	0	0	0	76.560
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	77.568	0	0	0	0	0	77.568
401	03	97	00	Otras primas a empleados	71.004	0	0	0	0	0	71.004
401	04	00	00	Complementos de sueldos y salarios	190.000	0	0	0	0	0	190.000
401	04	08	00	Bono compensatorio de alimentación a empleados	170.000	0	0	0	0	0	170.000
401	04	96	00	Otros complementos a empleados	20.000	0	0	0	0	0	20.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	239.760	0	0	0	0	0	239.760
401	05	01	00	Aguinaldos a empleados	150.760	0	0	0	0	0	150.760
401	05	03	00	Bono vacacional a empleados	89.000	0	0	0	0	0	89.000
401	06	00	00	Aportes patronales y legales	73.384	0	0	0	0	0	73.384
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	45.600	0	0	0	0	0	45.600
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	12.784	0	0	0	0	0	12.784
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	15.000	0	0	0	0	0	15.000
401	07	00	00	Asistencia socio-económica	523.413	0	0	0	0	0	523.413

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 40663 390008000 ORIENTAR Y ASESORAR PARA LA IMPLEMENTACION DEL SISTEMA DE CONTROL INTERNO EN LOS ORGANOS Y ENTES DE LA APN

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 20.525 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: GERENCIA DE ASISTENCIA TÉCNICA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 390008005 CAPACITAR A LOS FUNCIONARIOS DE LOS ÓRGANOS Y ENTES DE LA APN PARA QUE IMPLEMENTEN UN SISTEMA DE CONTROL INTERNO EFICIENTE Y EFICAZ.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 3.900

RESPONSABLE/EJECUTOR: GERENCIA DE ASESORÍA Y ASISTENCIA TÉCNICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	02	00	Becas a empleados	32.000	0	0	0	0	0	32.000
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	144.900	0	0	0	0	0	144.900
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	279.180	0	0	0	0	0	279.180
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	22.950	0	0	0	0	0	22.950
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	31.583	0	0	0	0	0	31.583
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	12.800	0	0	0	0	0	12.800
401	08	00	00	Prestaciones sociales e indemnizaciones	201.600	0	0	0	0	0	201.600
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	201.600	0	0	0	0	0	201.600
401	09	00	00	Capacitación y adiestramiento realizado por personal del organismo	79.200	0	0	0	0	0	79.200
401	09	01	00	Capacitación y adiestramiento realizado por personal del organismo	79.200	0	0	0	0	0	79.200
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**161.200**	**0**	**0**	**0**	**0**	0	**161.200**
402	01	00	00	Productos alimenticios y agropecuarios	115.000	0	0	0	0	0	115.000
402	01	01	00	Alimentos y bebidas para personas	115.000	0	0	0	0	0	115.000
402	05	00	00	Productos de papel, cartón e impresos	6.500	0	0	0	0	0	6.500
402	05	03	00	Productos de papel y cartón para oficina	6.500	0	0	0	0	0	6.500
402	06	00	00	Productos químicos y derivados	1.100	0	0	0	0	0	1.100
402	06	08	00	Productos plásticos	1.100	0	0	0	0	0	1.100
402	10	00	00	Productos varios y útiles diversos	38.600	0	0	0	0	0	38.600
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	5.600	0	0	0	0	0	5.600
402	10	06	00	Condecoraciones, ofrendas y similares	5.000	0	0	0	0	0	5.000
402	10	08	00	Materiales para equipos de computación	28.000	0	0	0	0	0	28.000
403	**00**	**00**	**00**	**Servicios no personales**	**81.484**	**0**	**0**	**0**	**0**	0	**81.484**
403	07	00	00	Servicios de información, impresión y relaciones públicas	15.000	0	0	0	0	0	15.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 40663 390008000 ORIENTAR Y ASESORAR PARA LA IMPLEMENTACION DEL SISTEMA DE CONTROL INTERNO EN LOS ORGANOS Y ENTES DE LA APN

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 20.525 **FEMENINO:** 0 **MASCULINO:** 0

RESPONSABLE/EJECUTOR: GERENCIA DE ASISTENCIA TÉCNICA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 390008005 CAPACITAR A LOS FUNCIONARIOS DE LOS ÓRGANOS Y ENTES DE LA APN PARA QUE IMPLEMENTEN UN SISTEMA DE CONTROL INTERNO EFICIENTE Y EFICAZ.

UNIDAD DE MEDIDA: FUNCIONARIO CAPACITADO **META:** 3.900

RESPONSABLE/EJECUTOR: GERENCIA DE ASESORÍA Y ASISTENCIA TÉCNICA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	07	02	00	Imprenta y reproducción	15.000	0	0	0	0	0	15.000
403	09	00	00	Viáticos y pasajes	20.000	0	0	0	0	0	20.000
403	09	01	00	Viáticos y pasajes dentro del pais	20.000	0	0	0	0	0	20.000
403	10	00	00	Servicios profesionales y técnicos	20.000	0	0	0	0	0	20.000
403	10	07	00	Servicios de capacitación y adiestramiento	20.000	0	0	0	0	0	20.000
403	18	00	00	Impuestos indirectos	26.484	0	0	0	0	0	26.484
403	18	01	00	Impuesto al valor agregado	26.484	0	0	0	0	0	26.484
404	**00**	**00**	**00**	**Activos reales**	**4.500**	**0**	**0**	**0**	**0**	0	**4.500**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	4.500	0	0	0	0	0	4.500
404	09	01	00	Mobiliario y equipos de oficina	4.500	0	0	0	0	0	4.500
				Totales	**2.421.845**	**0**	**0**	**0**	**0**	0	**2.421.845**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 112361 390023000 PROMOVER EN LA CIUDADANÍA EL USO DE HERRAMIENTAS DE CONTROL Y AUDITORÍA SOCIAL.

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PÚBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN. ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.040.598**	**0**	**0**	**0**	**0**	**0**	**1.040.598**
401	01	00	00	Sueldos, salarios y otras retribuciones	189.210	0	0	0	0	0	189.210
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	189.210	0	0	0	0	0	189.210
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	65.302	0	0	0	0	0	65.302
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	65.302	0	0	0	0	0	65.302
401	03	00	00	Primas	153.977	0	0	0	0	0	153.977
401	03	04	00	Primas por hijos a empleados	17.820	0	0	0	0	0	17.820
401	03	08	00	Primas de profesionalización a empleados	33.405	0	0	0	0	0	33.405
401	03	09	00	Primas por antigüedad a empleados	40.080	0	0	0	0	0	40.080
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	29.272	0	0	0	0	0	29.272
401	03	97	00	Otras primas a empleados	33.400	0	0	0	0	0	33.400
401	04	00	00	Complementos de sueldos y salarios	94.812	0	0	0	0	0	94.812
401	04	08	00	Bono compensatorio de alimentación a empleados	74.812	0	0	0	0	0	74.812
401	04	96	00	Otros complementos a empleados	20.000	0	0	0	0	0	20.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	156.975	0	0	0	0	0	156.975
401	05	01	00	Aguinaldos a empleados	120.000	0	0	0	0	0	120.000
401	05	03	00	Bono vacacional a empleados	36.975	0	0	0	0	0	36.975
401	06	00	00	Aportes patronales y legales	29.323	0	0	0	0	0	29.323
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	17.034	0	0	0	0	0	17.034
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.453	0	0	0	0	0	4.453
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	7.836	0	0	0	0	0	7.836
401	07	00	00	Asistencia socio-económica	237.684	0	0	0	0	0	237.684
401	07	02	00	Becas a empleados	29.700	0	0	0	0	0	29.700
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	62.400	0	0	0	0	0	62.400
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	120.434	0	0	0	0	0	120.434
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	9.180	0	0	0	0	0	9.180
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	9.730	0	0	0	0	0	9.730

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 112361 390023000 PROMOVER EN LA CIUDADANÍA EL USO DE HERRAMIENTAS DE CONTROL Y AUDITORÍA SOCIAL.

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PÚBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN. ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	6.240	0	0	0	0	0	6.240
401	08	00	00	Prestaciones sociales e indemnizaciones	113.315	0	0	0	0	0	113.315
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	113.315	0	0	0	0	0	113.315
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**134.840**	**0**	**0**	**0**	**0**	**0**	**134.840**
402	01	00	00	Productos alimenticios y agropecuarios	80.000	0	0	0	0	0	80.000
402	01	01	00	Alimentos y bebidas para personas	80.000	0	0	0	0	0	80.000
402	05	00	00	Productos de papel, cartón e impresos	13.300	0	0	0	0	0	13.300
402	05	03	00	Productos de papel y cartón para oficina	10.000	0	0	0	0	0	10.000
402	05	04	00	Libros, revistas y periódicos	3.300	0	0	0	0	0	3.300
402	10	00	00	Productos varios y útiles diversos	41.540	0	0	0	0	0	41.540
402	10	02	00	Materiales y útiles de limpieza y aseo	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	26.540	0	0	0	0	0	26.540
403	**00**	**00**	**00**	**Servicios no personales**	**2.361.319**	**0**	**0**	**0**	**0**	**0**	**2.361.319**
403	01	00	00	Alquileres de inmuebles	2.085.338	0	0	0	0	0	2.085.338
403	01	01	00	Alquileres de edificios y locales	2.085.338	0	0	0	0	0	2.085.338
403	09	00	00	Viáticos y pasajes	8.000	0	0	0	0	0	8.000
403	09	01	00	Viáticos y pasajes dentro del país	8.000	0	0	0	0	0	8.000
403	18	00	00	Impuestos indirectos	267.981	0	0	0	0	0	267.981
403	18	01	00	Impuesto al valor agregado	267.981	0	0	0	0	0	267.981
404	**00**	**00**	**00**	**Activos reales**	**5.000**	**0**	**0**	**0**	**0**	**0**	**5.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
404	05	01	00	Equipos de telecomunicaciones	5.000	0	0	0	0	0	5.000
				Totales	**3.541.757**	**0**	**0**	**0**	**0**	**0**	**3.541.757**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 112361 390023000 PROMOVER EN LA CIUDADANÍA EL USO DE HERRAMIENTAS DE CONTROL Y AUDITORÍA SOCIAL.

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PÚBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN. ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 112361 390023000 PROMOVER EN LA CIUDADANÍA EL USO DE HERRAMIENTAS DE CONTROL Y AUDITORÍA SOCIAL.

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PÚBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN. ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 390023003 PROMOVER Y DIFUNDIR INFORMACIÓN ACTUALIZADA SOBRE PARTICIPACIÓN CIUDADANA, CONTROL Y AUDITORÍA SOCIAL.

UNIDAD DE MEDIDA: EVENTO **META:** 10

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN, ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.040.598**	**0**	**0**	**0**	**0**	0	**1.040.598**
401	01	00	00	Sueldos, salarios y otras retribuciones	189.210	0	0	0	0	0	189.210
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	189.210	0	0	0	0	0	189.210
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	65.302	0	0	0	0	0	65.302
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	65.302	0	0	0	0	0	65.302
401	03	00	00	Primas	153.977	0	0	0	0	0	153.977
401	03	04	00	Primas por hijos a empleados	17.820	0	0	0	0	0	17.820
401	03	08	00	Primas de profesionalización a empleados	33.405	0	0	0	0	0	33.405
401	03	09	00	Primas por antigüedad a empleados	40.080	0	0	0	0	0	40.080
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	29.272	0	0	0	0	0	29.272
401	03	97	00	Otras primas a empleados	33.400	0	0	0	0	0	33.400
401	04	00	00	Complementos de sueldos y salarios	94.812	0	0	0	0	0	94.812
401	04	08	00	Bono compensatorio de alimentación a empleados	74.812	0	0	0	0	0	74.812
401	04	96	00	Otros complementos a empleados	20.000	0	0	0	0	0	20.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	156.975	0	0	0	0	0	156.975
401	05	01	00	Aguinaldos a empleados	120.000	0	0	0	0	0	120.000
401	05	03	00	Bono vacacional a empleados	36.975	0	0	0	0	0	36.975
401	06	00	00	Aportes patronales y legales	29.323	0	0	0	0	0	29.323
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	17.034	0	0	0	0	0	17.034
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.453	0	0	0	0	0	4.453
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	7.836	0	0	0	0	0	7.836
401	07	00	00	Asistencia socio-económica	237.684	0	0	0	0	0	237.684
401	07	02	00	Becas a empleados	29.700	0	0	0	0	0	29.700

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 112361 390023000 PROMOVER EN LA CIUDADANÍA EL USO DE HERRAMIENTAS DE CONTROL Y AUDITORÍA SOCIAL.

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PÚBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN. ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 390023003 PROMOVER Y DIFUNDIR INFORMACIÓN ACTUALIZADA SOBRE PARTICIPACIÓN CIUDADANA, CONTROL Y AUDITORÍA SOCIAL.

UNIDAD DE MEDIDA: EVENTO **META:** 10

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN, ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	62.400	0	0	0	0	0	62.400
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	120.434	0	0	0	0	0	120.434
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	9.180	0	0	0	0	0	9.180
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	9.730	0	0	0	0	0	9.730
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	6.240	0	0	0	0	0	6.240
401	08	00	00	Prestaciones sociales e indemnizaciones	113.315	0	0	0	0	0	113.315
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	113.315	0	0	0	0	0	113.315
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**134.840**	**0**	**0**	**0**	**0**	0	**134.840**
402	01	00	00	Productos alimenticios y agropecuarios	80.000	0	0	0	0	0	80.000
402	01	01	00	Alimentos y bebidas para personas	80.000	0	0	0	0	0	80.000
402	05	00	00	Productos de papel, cartón e impresos	13.300	0	0	0	0	0	13.300
402	05	03	00	Productos de papel y cartón para oficina	10.000	0	0	0	0	0	10.000
402	05	04	00	Libros, revistas y periódicos	3.300	0	0	0	0	0	3.300
402	10	00	00	Productos varios y útiles diversos	41.540	0	0	0	0	0	41.540
402	10	02	00	Materiales y útiles de limpieza y aseo	5.000	0	0	0	0	0	5.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	10.000	0	0	0	0	0	10.000
402	10	99	00	Otros productos y útiles diversos	26.540	0	0	0	0	0	26.540
403	**00**	**00**	**00**	**Servicios no personales**	**2.361.319**	**0**	**0**	**0**	**0**	0	**2.361.319**
403	01	00	00	Alquileres de inmuebles	2.085.338	0	0	0	0	0	2.085.338
403	01	01	00	Alquileres de edificios y locales	2.085.338	0	0	0	0	0	2.085.338
403	09	00	00	Viáticos y pasajes	8.000	0	0	0	0	0	8.000
403	09	01	00	Viáticos y pasajes dentro del país	8.000	0	0	0	0	0	8.000
403	18	00	00	Impuestos indirectos	267.981	0	0	0	0	0	267.981

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 112361 390023000 PROMOVER EN LA CIUDADANÍA EL USO DE HERRAMIENTAS DE CONTROL Y AUDITORÍA SOCIAL.

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PÚBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: CIUDADANO ATENDIDO **META:** 10.000 **FEMENINO:** 5.000 **MASCULINO:** 5.000

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN. ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 390023003 PROMOVER Y DIFUNDIR INFORMACIÓN ACTUALIZADA SOBRE PARTICIPACIÓN CIUDADANA, CONTROL Y AUDITORÍA SOCIAL.

UNIDAD DE MEDIDA: EVENTO **META:** 10

RESPONSABLE/EJECUTOR: OFICINA DE PREVENCIÓN, ATENCIÓN A LA CIUDADANÍA Y AUDITORÍA SOCIAL

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	01	00	Impuesto al valor agregado	267.981	0	0	0	0	0	267.981
404	**00**	**00**	**00**	**Activos reales**	**5.000**	**0**	**0**	**0**	**0**	0	**5.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	5.000	0	0	0	0	0	5.000
404	05	01	00	Equipos de telecomunicaciones	5.000	0	0	0	0	0	5.000
				Totales	**3.541.757**	**0**	**0**	**0**	**0**	0	**3.541.757**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 114137 390024000 FORTALECER CON TECNOLOGÍA DE INFORMACIÓN, LA ORIENTACIÓN, COORDINACIÓN Y SUPERVISIÓN DEL CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE ADMINISTRACIÓN PUBLICA CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.436.164**	**0**	**0**	**0**	**0**	**0**	**2.436.164**
401	01	00	00	Sueldos, salarios y otras retribuciones	483.300	0	0	0	0	0	483.300
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	483.300	0	0	0	0	0	483.300
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	178.550	0	0	0	0	0	178.550
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	178.550	0	0	0	0	0	178.550
401	03	00	00	Primas	382.670	0	0	0	0	0	382.670
401	03	03	00	Primas por hogar a empleados	48.550	0	0	0	0	0	48.550
401	03	04	00	Primas por hijos a empleados	48.000	0	0	0	0	0	48.000
401	03	08	00	Primas de profesionalización a empleados	79.664	0	0	0	0	0	79.664
401	03	09	00	Primas por antigüedad a empleados	76.048	0	0	0	0	0	76.048
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	55.408	0	0	0	0	0	55.408
401	03	97	00	Otras primas a empleados	75.000	0	0	0	0	0	75.000
401	04	00	00	Complementos de sueldos y salarios	182.000	0	0	0	0	0	182.000
401	04	08	00	Bono compensatorio de alimentación a empleados	162.000	0	0	0	0	0	162.000
401	04	96	00	Otros complementos a empleados	20.000	0	0	0	0	0	20.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	337.100	0	0	0	0	0	337.100
401	05	01	00	Aguinaldos a empleados	253.800	0	0	0	0	0	253.800
401	05	03	00	Bono vacacional a empleados	83.300	0	0	0	0	0	83.300
401	06	00	00	Aportes patronales y legales	62.786	0	0	0	0	0	62.786
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	35.700	0	0	0	0	0	35.700
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	9.402	0	0	0	0	0	9.402
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	17.684	0	0	0	0	0	17.684
401	07	00	00	Asistencia socio-económica	565.808	0	0	0	0	0	565.808
401	07	02	00	Becas a empleados	40.260	0	0	0	0	0	40.260
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	149.600	0	0	0	0	0	149.600
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	296.650	0	0	0	0	0	296.650
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	21.250	0	0	0	0	0	21.250

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 114137 390024000 FORTALECER CON TECNOLOGÍA DE INFORMACIÓN, LA ORIENTACIÓN, COORDINACIÓN Y SUPERVISIÓN DEL CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE ADMINISTRACIÓN PUBLICA CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	33.048	0	0	0	0	0	33.048
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	25.000	0	0	0	0	0	25.000
401	08	00	00	Prestaciones sociales e indemnizaciones	243.950	0	0	0	0	0	243.950
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	243.950	0	0	0	0	0	243.950
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**42.400**	**0**	**0**	**0**	**0**	**0**	**42.400**
402	05	00	00	Productos de papel, cartón e impresos	2.000	0	0	0	0	0	2.000
402	05	03	00	Productos de papel y cartón para oficina	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	40.400	0	0	0	0	0	40.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	400	0	0	0	0	0	400
402	10	08	00	Materiales para equipos de computación	40.000	0	0	0	0	0	40.000
403	**00**	**00**	**00**	**Servicios no personales**	**30.462**	**0**	**0**	**0**	**0**	**0**	**30.462**
403	18	00	00	Impuestos indirectos	30.462	0	0	0	0	0	30.462
403	18	01	00	Impuesto al valor agregado	30.462	0	0	0	0	0	30.462
404	**00**	**00**	**00**	**Activos reales**	**292.900**	**0**	**0**	**0**	**0**	**0**	**292.900**
404	05	00	00	Equipos de comunicaciones y de señalamiento	172.900	0	0	0	0	0	172.900
404	05	01	00	Equipos de telecomunicaciones	172.900	0	0	0	0	0	172.900
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	120.000	0	0	0	0	0	120.000
404	09	02	00	Equipos de computación	120.000	0	0	0	0	0	120.000
				Totales	**2.801.926**	**0**	**0**	**0**	**0**	**0**	**2.801.926**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 114137 390024000 FORTALECER CON TECNOLOGÍA DE INFORMACIÓN, LA ORIENTACIÓN, COORDINACIÓN Y SUPERVISIÓN DEL CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE ADMINISTRACIÓN PUBLICA CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES **PRESUPUESTO:** 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 114137 390024000 FORTALECER CON TECNOLOGÍA DE INFORMACIÓN, LA ORIENTACIÓN, COORDINACIÓN Y SUPERVISIÓN DEL CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE ADMINISTRACIÓN PUBLICA CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 390024001 IMPLEMENTAR Y EVALUAR EL SISTEMA DE REGISTRO Y SEGUIMIENTO DE PLANES DE TRABAJO EN LAS UAI SELECCIONADAS DE LA APN.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.339.064**	**0**	**0**	**0**	**0**	0	**2.339.064**
401	01	00	00	Sueldos, salarios y otras retribuciones	483.300	0	0	0	0	0	483.300
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	483.300	0	0	0	0	0	483.300
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	130.000	0	0	0	0	0	130.000
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	130.000	0	0	0	0	0	130.000
401	03	00	00	Primas	334.120	0	0	0	0	0	334.120
401	03	04	00	Primas por hijos a empleados	48.000	0	0	0	0	0	48.000
401	03	08	00	Primas de profesionalización a empleados	79.664	0	0	0	0	0	79.664
401	03	09	00	Primas por antigüedad a empleados	76.048	0	0	0	0	0	76.048
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	55.408	0	0	0	0	0	55.408
401	03	97	00	Otras primas a empleados	75.000	0	0	0	0	0	75.000
401	04	00	00	Complementos de sueldos y salarios	182.000	0	0	0	0	0	182.000
401	04	08	00	Bono compensatorio de alimentación a empleados	162.000	0	0	0	0	0	162.000
401	04	96	00	Otros complementos a empleados	20.000	0	0	0	0	0	20.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	337.100	0	0	0	0	0	337.100
401	05	01	00	Aguinaldos a empleados	253.800	0	0	0	0	0	253.800
401	05	03	00	Bono vacacional a empleados	83.300	0	0	0	0	0	83.300
401	06	00	00	Aportes patronales y legales	62.786	0	0	0	0	0	62.786
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	35.700	0	0	0	0	0	35.700
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	9.402	0	0	0	0	0	9.402
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	17.684	0	0	0	0	0	17.684
401	07	00	00	Asistencia socio-económica	565.808	0	0	0	0	0	565.808
401	07	02	00	Becas a empleados	40.260	0	0	0	0	0	40.260

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 114137 390024000 FORTALECER CON TECNOLOGÍA DE INFORMACIÓN, LA ORIENTACIÓN, COORDINACIÓN Y SUPERVISIÓN DEL CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE ADMINISTRACIÓN PUBLICA CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 390024001 IMPLEMENTAR Y EVALUAR EL SISTEMA DE REGISTRO Y SEGUIMIENTO DE PLANES DE TRABAJO EN LAS UAI SELECCIONADAS DE LA APN.

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	149.600	0	0	0	0	0	149.600
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	296.650	0	0	0	0	0	296.650
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	21.250	0	0	0	0	0	21.250
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	33.048	0	0	0	0	0	33.048
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	25.000	0	0	0	0	0	25.000
401	08	00	00	Prestaciones sociales e indemnizaciones	243.950	0	0	0	0	0	243.950
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	243.950	0	0	0	0	0	243.950
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**42.400**	**0**	**0**	**0**	**0**	0	**42.400**
402	05	00	00	Productos de papel, cartón e impresos	2.000	0	0	0	0	0	2.000
402	05	03	00	Productos de papel y cartón para oficina	2.000	0	0	0	0	0	2.000
402	10	00	00	Productos varios y útiles diversos	40.400	0	0	0	0	0	40.400
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	400	0	0	0	0	0	400
402	10	08	00	Materiales para equipos de computación	40.000	0	0	0	0	0	40.000
403	**00**	**00**	**00**	**Servicios no personales**	**5.088**	**0**	**0**	**0**	**0**	0	**5.088**
403	18	00	00	Impuestos indirectos	5.088	0	0	0	0	0	5.088
403	18	01	00	Impuesto al valor agregado	5.088	0	0	0	0	0	5.088
				Totales	**2.386.552**	**0**	**0**	**0**	**0**	0	**2.386.552**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 114137 390024000 FORTALECER CON TECNOLOGÍA DE INFORMACIÓN, LA ORIENTACIÓN, COORDINACIÓN Y SUPERVISIÓN DEL CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE ADMINISTRACIÓN PUBLICA CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 390024002 IMPLEMENTAR EL SISTEMA DE EVALUACIÓN DEL CONTROL INTERNO EN LAS UAI SELECCIONADAS DE LA APN

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**48.550**	**0**	**0**	**0**	**0**	0	**48.550**
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	48.550	0	0	0	0	0	48.550
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	48.550	0	0	0	0	0	48.550
403	**00**	**00**	**00**	**Servicios no personales**	**12.174**	**0**	**0**	**0**	**0**	0	**12.174**
403	18	00	00	Impuestos indirectos	12.174	0	0	0	0	0	12.174
403	18	01	00	Impuesto al valor agregado	12.174	0	0	0	0	0	12.174
404	**00**	**00**	**00**	**Activos reales**	**52.900**	**0**	**0**	**0**	**0**	0	**52.900**
404	05	00	00	Equipos de comunicaciones y de señalamiento	52.900	0	0	0	0	0	52.900
404	05	01	00	Equipos de telecomunicaciones	52.900	0	0	0	0	0	52.900
				Totales	**113.624**	**0**	**0**	**0**	**0**	0	**113.624**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 114137 390024000 FORTALECER CON TECNOLOGÍA DE INFORMACIÓN, LA ORIENTACIÓN, COORDINACIÓN Y SUPERVISIÓN DEL CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE ADMINISTRACIÓN PUBLICA CENTRALIZADA Y DESCENTRALIZADA FUNCIONALMENTE

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: SISTEMA DE INFORMACIÓN **META:** 3

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 390024003 IMPLEMENTAR Y EVALUAR EL SISTEMA DE INFORMACIÓN GERENCIAL DE FORTALECIMIENTO EN LAS UAI SELECCIONADAS (SIGEFUAI)

UNIDAD DE MEDIDA: SISTEMA **META:** 1

RESPONSABLE/EJECUTOR: OFICINA DE TECNOLOGÍA DE LA INFORMACIÓN Y TELECOMUNICACIONES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**48.550**	**0**	**0**	**0**	**0**	0	**48.550**
401	03	00	00	Primas	48.550	0	0	0	0	0	48.550
401	03	03	00	Primas por hogar a empleados	48.550	0	0	0	0	0	48.550
403	**00**	**00**	**00**	**Servicios no personales**	**13.200**	**0**	**0**	**0**	**0**	0	**13.200**
403	18	00	00	Impuestos indirectos	13.200	0	0	0	0	0	13.200
403	18	01	00	Impuesto al valor agregado	13.200	0	0	0	0	0	13.200
404	**00**	**00**	**00**	**Activos reales**	**240.000**	**0**	**0**	**0**	**0**	0	**240.000**
404	05	00	00	Equipos de comunicaciones y de señalamiento	120.000	0	0	0	0	0	120.000
404	05	01	00	Equipos de telecomunicaciones	120.000	0	0	0	0	0	120.000
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	120.000	0	0	0	0	0	120.000
404	09	02	00	Equipos de computación	120.000	0	0	0	0	0	120.000
				Totales	**301.750**	**0**	**0**	**0**	**0**	0	**301.750**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 114079 390025000 EVALUAR EL SISTEMA DE CONTROL INTERNO DE LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN)

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 50

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.816.769**	**0**	**0**	**0**	**0**	**0**	**1.816.769**
401	01	00	00	Sueldos, salarios y otras retribuciones	418.182	0	0	0	0	0	418.182
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	418.182	0	0	0	0	0	418.182
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	111.200	0	0	0	0	0	111.200
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	111.200	0	0	0	0	0	111.200
401	03	00	00	Primas	237.625	0	0	0	0	0	237.625
401	03	04	00	Primas por hijos a empleados	18.200	0	0	0	0	0	18.200
401	03	08	00	Primas de profesionalización a empleados	70.000	0	0	0	0	0	70.000
401	03	09	00	Primas por antigüedad a empleados	58.400	0	0	0	0	0	58.400
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	32.300	0	0	0	0	0	32.300
401	03	97	00	Otras primas a empleados	58.725	0	0	0	0	0	58.725
401	04	00	00	Complementos de sueldos y salarios	142.400	0	0	0	0	0	142.400
401	04	08	00	Bono compensatorio de alimentación a empleados	122.400	0	0	0	0	0	122.400
401	04	96	00	Otros complementos a empleados	20.000	0	0	0	0	0	20.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	270.222	0	0	0	0	0	270.222
401	05	01	00	Aguinaldos a empleados	200.472	0	0	0	0	0	200.472
401	05	03	00	Bono vacacional a empleados	69.750	0	0	0	0	0	69.750
401	06	00	00	Aportes patronales y legales	56.200	0	0	0	0	0	56.200
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	36.550	0	0	0	0	0	36.550
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.125	0	0	0	0	0	7.125
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	12.525	0	0	0	0	0	12.525
401	07	00	00	Asistencia socio-económica	444.540	0	0	0	0	0	444.540
401	07	02	00	Becas a empleados	19.800	0	0	0	0	0	19.800
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	113.490	0	0	0	0	0	113.490
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	258.050	0	0	0	0	0	258.050
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	9.900	0	0	0	0	0	9.900
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	25.300	0	0	0	0	0	25.300

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 114079 390025000 EVALUAR EL SISTEMA DE CONTROL INTERNO DE LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN)

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: INSTITUCIÓN

META: 50

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	18.000	0	0	0	0	0	18.000
401	08	00	00	Prestaciones sociales e indemnizaciones	136.400	0	0	0	0	0	136.400
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	136.400	0	0	0	0	0	136.400
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.978**	**0**	**0**	**0**	**0**	**0**	**12.978**
402	05	00	00	Productos de papel, cartón e impresos	824	0	0	0	0	0	824
402	05	03	00	Productos de papel y cartón para oficina	824	0	0	0	0	0	824
402	10	00	00	Productos varios y útiles diversos	12.154	0	0	0	0	0	12.154
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.435	0	0	0	0	0	1.435
402	10	08	00	Materiales para equipos de computación	10.719	0	0	0	0	0	10.719
403	**00**	**00**	**00**	**Servicios no personales**	**27.317**	**0**	**0**	**0**	**0**	**0**	**27.317**
403	09	00	00	Viáticos y pasajes	23.000	0	0	0	0	0	23.000
403	09	01	00	Viáticos y pasajes dentro del pais	23.000	0	0	0	0	0	23.000
403	18	00	00	Impuestos indirectos	4.317	0	0	0	0	0	4.317
403	18	01	00	Impuesto al valor agregado	4.317	0	0	0	0	0	4.317
				Totales	**1.857.064**	**0**	**0**	**0**	**0**	**0**	**1.857.064**

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 114079 390025000 EVALUAR EL SISTEMA DE CONTROL INTERNO DE LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN)

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 50

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO **PRESUPUESTO:** **2012**

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 114079 390025000 EVALUAR EL SISTEMA DE CONTROL INTERNO DE LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN)

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 50

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 390025001 EVALUAR EL SISTEMA DE CONTROL INTERNO EN ÓRGANOS DE LA ADMINISTRACIÓN PÚBLICA CENTRAL

UNIDAD DE MEDIDA: INFORME **META:** 10

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.816.769**	**0**	**0**	**0**	**0**	0	**1.816.769**
401	01	00	00	Sueldos, salarios y otras retribuciones	418.182	0	0	0	0	0	418.182
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	418.182	0	0	0	0	0	418.182
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	111.200	0	0	0	0	0	111.200
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	111.200	0	0	0	0	0	111.200
401	03	00	00	Primas	237.625	0	0	0	0	0	237.625
401	03	04	00	Primas por hijos a empleados	18.200	0	0	0	0	0	18.200
401	03	08	00	Primas de profesionalización a empleados	70.000	0	0	0	0	0	70.000
401	03	09	00	Primas por antigüedad a empleados	58.400	0	0	0	0	0	58.400
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	32.300	0	0	0	0	0	32.300
401	03	97	00	Otras primas a empleados	58.725	0	0	0	0	0	58.725
401	04	00	00	Complementos de sueldos y salarios	142.400	0	0	0	0	0	142.400
401	04	08	00	Bono compensatorio de alimentación a empleados	122.400	0	0	0	0	0	122.400
401	04	96	00	Otros complementos a empleados	20.000	0	0	0	0	0	20.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	270.222	0	0	0	0	0	270.222
401	05	01	00	Aguinaldos a empleados	200.472	0	0	0	0	0	200.472
401	05	03	00	Bono vacacional a empleados	69.750	0	0	0	0	0	69.750
401	06	00	00	Aportes patronales y legales	56.200	0	0	0	0	0	56.200
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	36.550	0	0	0	0	0	36.550
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	7.125	0	0	0	0	0	7.125
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	12.525	0	0	0	0	0	12.525
401	07	00	00	Asistencia socio-económica	444.540	0	0	0	0	0	444.540
401	07	02	00	Becas a empleados	19.800	0	0	0	0	0	19.800

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 114079 390025000 EVALUAR EL SISTEMA DE CONTROL INTERNO DE LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN)

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 50

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 390025001 EVALUAR EL SISTEMA DE CONTROL INTERNO EN ÓRGANOS DE LA ADMINISTRACIÓN PÚBLICA CENTRAL

UNIDAD DE MEDIDA: INFORME **META:** 10

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	113.490	0	0	0	0	0	113.490
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	258.050	0	0	0	0	0	258.050
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	9.900	0	0	0	0	0	9.900
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	25.300	0	0	0	0	0	25.300
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	18.000	0	0	0	0	0	18.000
401	08	00	00	Prestaciones sociales e indemnizaciones	136.400	0	0	0	0	0	136.400
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	136.400	0	0	0	0	0	136.400
403	**00**	**00**	**00**	**Servicios no personales**	**7.840**	**0**	**0**	**0**	**0**	0	**7.840**
403	09	00	00	Viáticos y pasajes	7.000	0	0	0	0	0	7.000
403	09	01	00	Viáticos y pasajes dentro del país	7.000	0	0	0	0	0	7.000
403	18	00	00	Impuestos indirectos	840	0	0	0	0	0	840
403	18	01	00	Impuesto al valor agregado	840	0	0	0	0	0	840
				Totales	**1.824.609**	**0**	**0**	**0**	**0**	0	**1.824.609**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 114079 390025000 EVALUAR EL SISTEMA DE CONTROL INTERNO DE LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL (APN)

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: INSTITUCIÓN **META:** 50

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 390025002 EVALUAR EL SISTEMA DE CONTROL INTERNO EN ENTES DE LA ADMINISTRACIÓN PÚBLICA DESCENTRALIZADA

UNIDAD DE MEDIDA: INFORME **META:** 40

RESPONSABLE/EJECUTOR: GERENCIA DE EVALUACIÓN DEL SISTEMA DE CONTROL INTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**12.978**	**0**	**0**	**0**	**0**	0	**12.978**
402	05	00	00	Productos de papel, cartón e impresos	824	0	0	0	0	0	824
402	05	03	00	Productos de papel y cartón para oficina	824	0	0	0	0	0	824
402	10	00	00	Productos varios y útiles diversos	12.154	0	0	0	0	0	12.154
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	1.435	0	0	0	0	0	1.435
402	10	08	00	Materiales para equipos de computación	10.719	0	0	0	0	0	10.719
403	**00**	**00**	**00**	**Servicios no personales**	**19.477**	**0**	**0**	**0**	**0**	0	**19.477**
403	09	00	00	Viáticos y pasajes	16.000	0	0	0	0	0	16.000
403	09	01	00	Viáticos y pasajes dentro del país	16.000	0	0	0	0	0	16.000
403	18	00	00	Impuestos indirectos	3.477	0	0	0	0	0	3.477
403	18	01	00	Impuesto al valor agregado	3.477	0	0	0	0	0	3.477
				Totales	**32.455**	**0**	**0**	**0**	**0**	0	**32.455**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 114039 390026000 FORTALECER LAS UNIDADES DE AUDITORIA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 35

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**2.172.580**	**0**	**0**	**0**	**0**	**0**	**2.172.580**
401	01	00	00	Sueldos, salarios y otras retribuciones	424.561	0	0	0	0	0	424.561
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	424.561	0	0	0	0	0	424.561
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	137.160	0	0	0	0	0	137.160
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	137.160	0	0	0	0	0	137.160
401	03	00	00	Primas	343.794	0	0	0	0	0	343.794
401	03	04	00	Primas por hijos a empleados	28.000	0	0	0	0	0	28.000
401	03	08	00	Primas de profesionalización a empleados	102.750	0	0	0	0	0	102.750
401	03	09	00	Primas por antigüedad a empleados	89.100	0	0	0	0	0	89.100
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	42.394	0	0	0	0	0	42.394
401	03	97	00	Otras primas a empleados	81.550	0	0	0	0	0	81.550
401	04	00	00	Complementos de sueldos y salarios	232.060	0	0	0	0	0	232.060
401	04	08	00	Bono compensatorio de alimentación a empleados	192.060	0	0	0	0	0	192.060
401	04	96	00	Otros complementos a empleados	40.000	0	0	0	0	0	40.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	315.498	0	0	0	0	0	315.498
401	05	01	00	Aguinaldos a empleados	204.060	0	0	0	0	0	204.060
401	05	03	00	Bono vacacional a empleados	111.438	0	0	0	0	0	111.438
401	06	00	00	Aportes patronales y legales	62.547	0	0	0	0	0	62.547
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	32.650	0	0	0	0	0	32.650
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	10.097	0	0	0	0	0	10.097
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	19.800	0	0	0	0	0	19.800
401	07	00	00	Asistencia socio-económica	485.960	0	0	0	0	0	485.960
401	07	02	00	Becas a empleados	29.600	0	0	0	0	0	29.600
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	112.800	0	0	0	0	0	112.800
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	262.600	0	0	0	0	0	262.600
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	18.060	0	0	0	0	0	18.060
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	37.900	0	0	0	0	0	37.900

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 114039 390026000 FORTALECER LAS UNIDADES DE AUDITORIA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 35

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** **2012**

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	25.000	0	0	0	0	0	25.000
401	08	00	00	Prestaciones sociales e indemnizaciones	171.000	0	0	0	0	0	171.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	171.000	0	0	0	0	0	171.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.000**	**0**	**0**	**0**	**0**	**0**	**13.000**
402	05	00	00	Productos de papel, cartón e impresos	4.000	0	0	0	0	0	4.000
402	05	03	00	Productos de papel y cartón para oficina	4.000	0	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	9.000	0	0	0	0	0	9.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.000	0	0	0	0	0	3.000
402	10	08	00	Materiales para equipos de computación	6.000	0	0	0	0	0	6.000
403	**00**	**00**	**00**	**Servicios no personales**	**64.520**	**0**	**0**	**0**	**0**	**0**	**64.520**
403	09	00	00	Viáticos y pasajes	46.000	0	0	0	0	0	46.000
403	09	01	00	Viáticos y pasajes dentro del país	46.000	0	0	0	0	0	46.000
403	18	00	00	Impuestos indirectos	18.520	0	0	0	0	0	18.520
403	18	01	00	Impuesto al valor agregado	18.520	0	0	0	0	0	18.520
				Totales	**2.250.100**	**0**	**0**	**0**	**0**	**0**	**2.250.100**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 114039 390026000 FORTALECER LAS UNIDADES DE AUDITORIA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA

META: 35

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTE PROYECTO NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 114039 390026000 FORTALECER LAS UNIDADES DE AUDITORIA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 35

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 390026001 COORDINAR Y SUPERVISAR LAS UAI DE LOS ÓRGANOS Y ENTES DE LA APN

UNIDAD DE MEDIDA: INFORME **META:** 140

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**1.474.752**	**0**	**0**	**0**	**0**	0	**1.474.752**
401	01	00	00	Sueldos, salarios y otras retribuciones	325.063	0	0	0	0	0	325.063
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	325.063	0	0	0	0	0	325.063
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	97.200	0	0	0	0	0	97.200
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	97.200	0	0	0	0	0	97.200
401	03	00	00	Primas	231.944	0	0	0	0	0	231.944
401	03	04	00	Primas por hijos a empleados	16.000	0	0	0	0	0	16.000
401	03	08	00	Primas de profesionalización a empleados	69.600	0	0	0	0	0	69.600
401	03	09	00	Primas por antigüedad a empleados	61.600	0	0	0	0	0	61.600
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	27.944	0	0	0	0	0	27.944
401	03	97	00	Otras primas a empleados	56.800	0	0	0	0	0	56.800
401	04	00	00	Complementos de sueldos y salarios	151.340	0	0	0	0	0	151.340
401	04	08	00	Bono compensatorio de alimentación a empleados	131.340	0	0	0	0	0	131.340
401	04	96	00	Otros complementos a empleados	20.000	0	0	0	0	0	20.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	214.188	0	0	0	0	0	214.188
401	05	01	00	Aguinaldos a empleados	144.000	0	0	0	0	0	144.000
401	05	03	00	Bono vacacional a empleados	70.188	0	0	0	0	0	70.188
401	06	00	00	Aportes patronales y legales	39.097	0	0	0	0	0	39.097
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	20.000	0	0	0	0	0	20.000
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	5.597	0	0	0	0	0	5.597
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	13.500	0	0	0	0	0	13.500
401	07	00	00	Asistencia socio-económica	317.920	0	0	0	0	0	317.920
401	07	02	00	Becas a empleados	18.400	0	0	0	0	0	18.400

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 114039 390026000 FORTALECER LAS UNIDADES DE AUDITORIA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 35

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** **2012**

ACCIÓN ESPECÍFICA: 390026001 COORDINAR Y SUPERVISAR LAS UAI DE LOS ÓRGANOS Y ENTES DE LA APN

UNIDAD DE MEDIDA: INFORME **META:** 140

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	79.200	0	0	0	0	0	79.200
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	171.600	0	0	0	0	0	171.600
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	8.820	0	0	0	0	0	8.820
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	25.900	0	0	0	0	0	25.900
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	14.000	0	0	0	0	0	14.000
401	08	00	00	Prestaciones sociales e indemnizaciones	98.000	0	0	0	0	0	98.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	98.000	0	0	0	0	0	98.000
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**13.000**	**0**	**0**	**0**	**0**	0	**13.000**
402	05	00	00	Productos de papel, cartón e impresos	4.000	0	0	0	0	0	4.000
402	05	03	00	Productos de papel y cartón para oficina	4.000	0	0	0	0	0	4.000
402	10	00	00	Productos varios y útiles diversos	9.000	0	0	0	0	0	9.000
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	3.000	0	0	0	0	0	3.000
402	10	08	00	Materiales para equipos de computación	6.000	0	0	0	0	0	6.000
403	**00**	**00**	**00**	**Servicios no personales**	**17.480**	**0**	**0**	**0**	**0**	0	**17.480**
403	09	00	00	Viáticos y pasajes	4.000	0	0	0	0	0	4.000
403	09	01	00	Viáticos y pasajes dentro del pais	4.000	0	0	0	0	0	4.000
403	18	00	00	Impuestos indirectos	13.480	0	0	0	0	0	13.480
403	18	01	00	Impuesto al valor agregado	13.480	0	0	0	0	0	13.480
				Totales	**1.505.232**	**0**	**0**	**0**	**0**	0	**1.505.232**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 114039 390026000 FORTALECER LAS UNIDADES DE AUDITORIA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 35

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 390026002 PROMOVER Y COORDINAR LOS CONCURSOS PARA LA PROVISIÓN DEL CARGO DE AUDITOR INTERNO EN LA APN

UNIDAD DE MEDIDA: CONCURSO **META:** 30

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**697.828**	**0**	**0**	**0**	**0**	0	**697.828**
401	01	00	00	Sueldos, salarios y otras retribuciones	99.498	0	0	0	0	0	99.498
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	99.498	0	0	0	0	0	99.498
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	39.960	0	0	0	0	0	39.960
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	39.960	0	0	0	0	0	39.960
401	03	00	00	Primas	111.850	0	0	0	0	0	111.850
401	03	04	00	Primas por hijos a empleados	12.000	0	0	0	0	0	12.000
401	03	08	00	Primas de profesionalización a empleados	33.150	0	0	0	0	0	33.150
401	03	09	00	Primas por antigüedad a empleados	27.500	0	0	0	0	0	27.500
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	14.450	0	0	0	0	0	14.450
401	03	97	00	Otras primas a empleados	24.750	0	0	0	0	0	24.750
401	04	00	00	Complementos de sueldos y salarios	80.720	0	0	0	0	0	80.720
401	04	08	00	Bono compensatorio de alimentación a empleados	60.720	0	0	0	0	0	60.720
401	04	96	00	Otros complementos a empleados	20.000	0	0	0	0	0	20.000
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	101.310	0	0	0	0	0	101.310
401	05	01	00	Aguinaldos a empleados	60.060	0	0	0	0	0	60.060
401	05	03	00	Bono vacacional a empleados	41.250	0	0	0	0	0	41.250
401	06	00	00	Aportes patronales y legales	23.450	0	0	0	0	0	23.450
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	12.650	0	0	0	0	0	12.650
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	4.500	0	0	0	0	0	4.500
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	6.300	0	0	0	0	0	6.300
401	07	00	00	Asistencia socio-económica	168.040	0	0	0	0	0	168.040
401	07	02	00	Becas a empleados	11.200	0	0	0	0	0	11.200

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **PROYECTO:** 114039 390026000 FORTALECER LAS UNIDADES DE AUDITORIA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 35

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 390026002 PROMOVER Y COORDINAR LOS CONCURSOS PARA LA PROVISIÓN DEL CARGO DE AUDITOR INTERNO EN LA APN

UNIDAD DE MEDIDA: CONCURSO **META:** 30

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	33.600	0	0	0	0	0	33.600
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	91.000	0	0	0	0	0	91.000
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	9.240	0	0	0	0	0	9.240
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	12.000	0	0	0	0	0	12.000
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	11.000	0	0	0	0	0	11.000
401	08	00	00	Prestaciones sociales e indemnizaciones	73.000	0	0	0	0	0	73.000
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	73.000	0	0	0	0	0	73.000
403	**00**	**00**	**00**	**Servicios no personales**	**40.320**	**0**	**0**	**0**	**0**	0	**40.320**
403	09	00	00	Viáticos y pasajes	36.000	0	0	0	0	0	36.000
403	09	01	00	Viáticos y pasajes dentro del país	36.000	0	0	0	0	0	36.000
403	18	00	00	Impuestos indirectos	4.320	0	0	0	0	0	4.320
403	18	01	00	Impuesto al valor agregado	4.320	0	0	0	0	0	4.320
				Totales	**738.148**	**0**	**0**	**0**	**0**	0	**738.148**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

PROYECTO: 114039 390026000 FORTALECER LAS UNIDADES DE AUDITORIA INTERNA EN LOS ÓRGANOS Y ENTES DE LA ADMINISTRACIÓN PÚBLICA NACIONAL

OBJETIVO DEL PROYECTO: EJERCER LA COORDINACIÓN, SUPERVISIÓN Y ORIENTACIÓN DEL SISTEMA DE CONTROL INTERNO EN LOS ÓRGANOS Y ENTES DE LA APN E IMPULSAR, PROMOVER Y FORTALECER EL PODER POPULAR EN LA GESTIÓN GUBERNAMENTAL A TRAVÉS DE LA CONTRALORÍA SOCIAL, PARA LOGRAR UNA ADMINISTRACIÓN PUBLICA EFICAZ, EFICIENTE Y TRANSPARENTE AL SERVICIO DE LOS CIUDADANAS Y CIUDADANOS HACIA LA TRANSFORMACIÓN DE LA SOCIEDAD VENEZOLANA.

UNIDAD DE MEDIDA: UNIDAD FORTALECIDA **META:** 35

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA **PRESUPUESTO:** 2012

ACCIÓN ESPECÍFICA: 390026003 COORDINAR AUDITORÍAS ESPECIALES A TRAVÉS DE LAS UAI

UNIDAD DE MEDIDA: AUDITORÍA **META:** 35

RESPONSABLE/EJECUTOR: GERENCIA DE AUDITORÍA

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	**00**	**00**	**00**	**Servicios no personales**	**6.720**	**0**	**0**	**0**	**0**	0	**6.720**
403	09	00	00	Viáticos y pasajes	6.000	0	0	0	0	0	6.000
403	09	01	00	Viáticos y pasajes dentro del país	6.000	0	0	0	0	0	6.000
403	18	00	00	Impuestos indirectos	720	0	0	0	0	0	720
403	18	01	00	Impuesto al valor agregado	720	0	0	0	0	0	720
				Totales	**6.720**	**0**	**0**	**0**	**0**	0	**6.720**

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **ACCIÓN CENTRALIZADA:** 390001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**10.357.583**	**0**	**0**	**0**	**0**	**0**	**10.357.583**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.046.132	0	0	0	0	0	2.046.132
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.856.669	0	0	0	0	0	1.856.669
401	01	18	00	Remuneraciones al personal contratado	33.756	0	0	0	0	0	33.756
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	19.800	0	0	0	0	0	19.800
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	135.907	0	0	0	0	0	135.907
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	322.887	0	0	0	0	0	322.887
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	322.887	0	0	0	0	0	322.887
401	03	00	00	Primas	1.182.156	0	0	0	0	0	1.182.156
401	03	04	00	Primas por hijos a empleados	136.200	0	0	0	0	0	136.200
401	03	08	00	Primas de profesionalización a empleados	218.111	0	0	0	0	0	218.111
401	03	09	00	Primas por antigüedad a empleados	202.448	0	0	0	0	0	202.448
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	166.445	0	0	0	0	0	166.445
401	03	47	00	Primas al personal de alto nivel y de dirección	106.000	0	0	0	0	0	106.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	49.551	0	0	0	0	0	49.551
401	03	97	00	Otras primas a empleados	303.401	0	0	0	0	0	303.401
401	04	00	00	Complementos de sueldos y salarios	734.229	0	0	0	0	0	734.229
401	04	08	00	Bono compensatorio de alimentación a empleados	585.882	0	0	0	0	0	585.882
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	20.004	0	0	0	0	0	20.004
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.266	0	0	0	0	0	19.266
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	48.577	0	0	0	0	0	48.577
401	04	96	00	Otros complementos a empleados	60.500	0	0	0	0	0	60.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.450.613	0	0	0	0	0	1.450.613
401	05	01	00	Aguinaldos a empleados	939.007	0	0	0	0	0	939.007
401	05	03	00	Bono vacacional a empleados	362.115	0	0	0	0	0	362.115
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	117.106	0	0	0	0	0	117.106
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	32.385	0	0	0	0	0	32.385
401	06	00	00	Aportes patronales y legales	283.428	0	0	0	0	0	283.428
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	167.578	0	0	0	0	0	167.578
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	37.128	0	0	0	0	0	37.128
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	59.967	0	0	0	0	0	59.967
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	12.926	0	0	0	0	0	12.926

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **ACCIÓN CENTRALIZADA:** 390001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	5.829	0	0	0	0	0	5.829
401	07	00	00	Asistencia socio-económica	3.414.810	0	0	0	0	0	3.414.810
401	07	02	00	Becas a empleados	86.808	0	0	0	0	0	86.808
401	07	03	00	Ayudas por matrimonio a empleados	3.000	0	0	0	0	0	3.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.500	0	0	0	0	0	1.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	680.355	0	0	0	0	0	680.355
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.022.520	0	0	0	0	0	2.022.520
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	60.150	0	0	0	0	0	60.150
401	07	10	00	Dotación de uniformes a empleados	78.600	0	0	0	0	0	78.600
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	73.524	0	0	0	0	0	73.524
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	243.000	0	0	0	0	0	243.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	3.500	0	0	0	0	0	3.500
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	58.293	0	0	0	0	0	58.293
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	46.124	0	0	0	0	0	46.124
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	14.200	0	0	0	0	0	14.200
401	07	96	00	Otras subvenciones a empleados	43.236	0	0	0	0	0	43.236
401	08	00	00	Prestaciones sociales e indemnizaciones	923.328	0	0	0	0	0	923.328
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	822.487	0	0	0	0	0	822.487
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	100.841	0	0	0	0	0	100.841
403	**00**	**00**	**00**	**Servicios no personales**	**326.433**	**0**	**0**	**0**	**0**	**0**	**326.433**
403	10	00	00	Servicios profesionales y técnicos	101.674	0	0	0	0	0	101.674
403	10	07	00	Servicios de capacitación y adiestramiento	101.674	0	0	0	0	0	101.674
403	18	00	00	Impuestos indirectos	151.763	0	0	0	0	0	151.763
403	18	01	00	Impuesto al valor agregado	151.763	0	0	0	0	0	151.763
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	72.996	0	0	0	0	0	72.996
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	72.996	0	0	0	0	0	72.996
				Totales	**10.684.016**	**0**	**0**	**0**	**0**	**0**	**10.684.016**

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: **2012**

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 390001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	**00**	**00**	**00**	**Gastos de personal**	**10.357.583**	**0**	**0**	**0**	**0**	**0**	**10.357.583**
401	01	00	00	Sueldos, salarios y otras retribuciones	2.046.132	0	0	0	0	0	2.046.132
401	01	01	00	Sueldos básicos personal fijo a tiempo completo	1.856.669	0	0	0	0	0	1.856.669
401	01	18	00	Remuneraciones al personal contratado	33.756	0	0	0	0	0	33.756
401	01	19	00	Retribuciones por becas - salarios, bolsas de trabajo, pasantías y similares	19.800	0	0	0	0	0	19.800
401	01	36	00	Sueldo básico del personal de alto nivel y de dirección	135.907	0	0	0	0	0	135.907
401	02	00	00	Compensaciones previstas en las escalas de sueldos y salarios	322.887	0	0	0	0	0	322.887
401	02	01	00	Compensaciones previstas en las escalas de sueldos al personal empleado fijo a tiempo completo	322.887	0	0	0	0	0	322.887
401	03	00	00	Primas	1.182.156	0	0	0	0	0	1.182.156
401	03	04	00	Primas por hijos a empleados	136.200	0	0	0	0	0	136.200
401	03	08	00	Primas de profesionalización a empleados	218.111	0	0	0	0	0	218.111
401	03	09	00	Primas por antigüedad a empleados	202.448	0	0	0	0	0	202.448
401	03	10	00	Primas por jerarquía o responsabilidad en el cargo	166.445	0	0	0	0	0	166.445
401	03	47	00	Primas al personal de alto nivel y de dirección	106.000	0	0	0	0	0	106.000
401	03	95	00	Otras primas al personal de alto nivel y de dirección	49.551	0	0	0	0	0	49.551
401	03	97	00	Otras primas a empleados	303.401	0	0	0	0	0	303.401
401	04	00	00	Complementos de sueldos y salarios	734.229	0	0	0	0	0	734.229
401	04	08	00	Bono compensatorio de alimentación a empleados	585.882	0	0	0	0	0	585.882
401	04	48	00	Complemento al personal de alto nivel y de dirección por gastos de representación	20.004	0	0	0	0	0	20.004
401	04	51	00	Bono compensatorio de alimentación al personal de alto nivel y de dirección	19.266	0	0	0	0	0	19.266
401	04	95	00	Otros complementos al personal de alto nivel y de dirección	48.577	0	0	0	0	0	48.577
401	04	96	00	Otros complementos a empleados	60.500	0	0	0	0	0	60.500
401	05	00	00	Aguinaldos, utilidades o bonificación legal, y bono vacacional	1.450.613	0	0	0	0	0	1.450.613
401	05	01	00	Aguinaldos a empleados	939.007	0	0	0	0	0	939.007
401	05	03	00	Bono vacacional a empleados	362.115	0	0	0	0	0	362.115
401	05	16	00	Aguinaldos al personal de alto nivel y de dirección	117.106	0	0	0	0	0	117.106
401	05	18	00	Bono vacacional al personal de alto nivel y de dirección	32.385	0	0	0	0	0	32.385
401	06	00	00	Aportes patronales y legales	283.428	0	0	0	0	0	283.428

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 390001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
401	06	01	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por empleados	167.578	0	0	0	0	0	167.578
401	06	04	00	Aporte patronal al Fondo de Seguro de Paro Forzoso por empleados	37.128	0	0	0	0	0	37.128
401	06	05	00	Aporte patronal al Fondo de Ahorro Habitacional por empleados	59.967	0	0	0	0	0	59.967
401	06	39	00	Aporte patronal al Instituto Venezolano de los Seguros Sociales (IVSS) por personal de alto nivel y de dirección	12.926	0	0	0	0	0	12.926
401	06	42	00	Aporte patronal al Fondo de Ahorro Habitacional por personal de alto nivel y de dirección	5.829	0	0	0	0	0	5.829
401	07	00	00	Asistencia socio-económica	3.414.810	0	0	0	0	0	3.414.810
401	07	02	00	Becas a empleados	86.808	0	0	0	0	0	86.808
401	07	03	00	Ayudas por matrimonio a empleados	3.000	0	0	0	0	0	3.000
401	07	04	00	Ayudas por nacimiento de hijos a empleados	1.500	0	0	0	0	0	1.500
401	07	07	00	Aporte patronal a cajas de ahorro por empleados	680.355	0	0	0	0	0	680.355
401	07	08	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por empleados	2.022.520	0	0	0	0	0	2.022.520
401	07	09	00	Ayudas a empleados para adquisición de uniformes y útiles escolares de sus hijos	60.150	0	0	0	0	0	60.150
401	07	10	00	Dotación de uniformes a empleados	78.600	0	0	0	0	0	78.600
401	07	11	00	Aporte patronal para gastos de guarderías y preescolar para hijos de empleados	73.524	0	0	0	0	0	73.524
401	07	12	00	Aportes para la adquisición de juguetes para los hijos del personal empleado	243.000	0	0	0	0	0	243.000
401	07	63	00	Capacitación y adiestramiento al personal de alto nivel y de dirección	3.500	0	0	0	0	0	3.500
401	07	68	00	Aporte patronal a cajas de ahorro por personal de alto nivel y de dirección	58.293	0	0	0	0	0	58.293
401	07	69	00	Aporte patronal a los servicios de salud, accidentes personales y gastos funerarios por personal de alto nivel y de dirección	46.124	0	0	0	0	0	46.124
401	07	95	00	Otras subvenciones al personal de alto nivel y de dirección	14.200	0	0	0	0	0	14.200
401	07	96	00	Otras subvenciones a empleados	43.236	0	0	0	0	0	43.236
401	08	00	00	Prestaciones sociales e indemnizaciones	923.328	0	0	0	0	0	923.328
401	08	01	00	Prestaciones sociales e indemnizaciones a empleados	822.487	0	0	0	0	0	822.487
401	08	07	00	Prestaciones sociales e indemnizaciones al personal de alto nivel y de dirección	100.841	0	0	0	0	0	100.841
403	**00**	**00**	**00**	**Servicios no personales**	**326.433**	**0**	**0**	**0**	**0**	**0**	**326.433**
403	10	00	00	Servicios profesionales y técnicos	101.674	0	0	0	0	0	101.674
403	10	07	00	Servicios de capacitación y adiestramiento	101.674	0	0	0	0	0	101.674

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390001000 DIRECCIÓN Y COORDINACIÓN DE LOS GASTOS DE LOS TRABAJADORES

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 390001001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS TRABAJADORES

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	18	00	00	Impuestos indirectos	151.763	0	0	0	0	0	151.763
403	18	01	00	Impuesto al valor agregado	151.763	0	0	0	0	0	151.763
403	19	00	00	Comisiones por servicios para cumplir con los beneficios sociales	72.996	0	0	0	0	0	72.996
403	19	01	00	Comisiones por servicios para cumplir con los beneficios sociales	72.996	0	0	0	0	0	72.996
				Totales	**10.684.016**	**0**	**0**	**0**	**0**	**0**	**10.684.016**

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancias**	**565.102**	**0**	**0**	**0**	**0**	**0**	**565.102**
402	01	00	00	Productos alimenticios y agropecuarios	184.932	0	0	0	0	0	184.932
402	01	01	00	Alimentos y bebidas para personas	184.932	0	0	0	0	0	184.932
402	03	00	00	Textiles y vestuarios	42.083	0	0	0	0	0	42.083
402	03	01	00	Textiles	1.850	0	0	0	0	0	1.850
402	03	02	00	Prendas de vestir	40.233	0	0	0	0	0	40.233
402	04	00	00	Productos de cuero y caucho	13.200	0	0	0	0	0	13.200
402	04	03	00	Cauchos y tripas para vehiculos	13.200	0	0	0	0	0	13.200
402	05	00	00	Productos de papel, cartón e impresos	59.112	0	0	0	0	0	59.112
402	05	01	00	Pulpa de madera, papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	44.112	0	0	0	0	0	44.112
402	05	04	00	Libros, revistas y periódicos	12.000	0	0	0	0	0	12.000
402	06	00	00	Productos químicos y derivados	12.853	0	0	0	0	0	12.853
402	06	03	00	Tintas, pinturas y colorantes	1.750	0	0	0	0	0	1.750
402	06	04	00	Productos farmacéuticos y medicamentos	3.670	0	0	0	0	0	3.670
402	06	06	00	Combustibles y lubricantes	2.669	0	0	0	0	0	2.669
402	06	08	00	Productos plásticos	4.764	0	0	0	0	0	4.764
402	08	00	00	Productos metálicos	9.100	0	0	0	0	0	9.100
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.100	0	0	0	0	0	9.100
402	10	00	00	Productos varios y útiles diversos	243.822	0	0	0	0	0	243.822
402	10	01	00	Artículos de deporte, recreación y juguetes	33.000	0	0	0	0	0	33.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.380	0	0	0	0	0	1.380
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	28.932	0	0	0	0	0	28.932
402	10	06	00	Condecoraciones, ofrendas y similares	27.300	0	0	0	0	0	27.300
402	10	07	00	Productos de seguridad en el trabajo	5.598	0	0	0	0	0	5.598
402	10	08	00	Materiales para equipos de computación	136.313	0	0	0	0	0	136.313
402	10	11	00	Materiales eléctricos	2.560	0	0	0	0	0	2.560
402	10	12	00	Materiales para instalaciones sanitarias	1.864	0	0	0	0	0	1.864
402	10	99	00	Otros productos y útiles diversos	6.875	0	0	0	0	0	6.875
403	**00**	**00**	**00**	**Servicios no personales**	**1.124.548**	**0**	**0**	**0**	**0**	**0**	**1.124.548**
403	01	00	00	Alquileres de inmuebles	10.000	0	0	0	0	0	10.000
403	01	01	00	Alquileres de edificios y locales	10.000	0	0	0	0	0	10.000
403	02	00	00	Alquileres de maquinaria y equipos	4.000	0	0	0	0	0	4.000

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **ACCIÓN CENTRALIZADA:** 390002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	4.000	0	0	0	0	0	4.000
403	04	00	00	Servicios básicos	259.345	0	0	0	0	0	259.345
403	04	04	00	Teléfonos	146.374	0	0	0	0	0	146.374
403	04	05	00	Servicio de comunicaciones	112.971	0	0	0	0	0	112.971
403	06	00	00	Servicios de transporte y almacenaje	5.500	0	0	0	0	0	5.500
403	06	03	00	Estacionamiento	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	4.500	0	0	0	0	0	4.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.800	0	0	0	0	0	42.800
403	07	02	00	Imprenta y reproducción	33.000	0	0	0	0	0	33.000
403	07	04	00	Avisos	9.800	0	0	0	0	0	9.800
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	130.502	0	0	0	0	0	130.502
403	08	01	00	Primas y gastos de seguros	122.174	0	0	0	0	0	122.174
403	08	02	00	Comisiones y gastos bancarios	8.328	0	0	0	0	0	8.328
403	09	00	00	Viáticos y pasajes	49.800	0	0	0	0	0	49.800
403	09	01	00	Viáticos y pasajes dentro del país	16.800	0	0	0	0	0	16.800
403	09	02	00	Viáticos y pasajes fuera del país	33.000	0	0	0	0	0	33.000
403	10	00	00	Servicios profesionales y técnicos	15.000	0	0	0	0	0	15.000
403	10	99	00	Otros servicios profesionales y técnicos	15.000	0	0	0	0	0	15.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	70.420	0	0	0	0	0	70.420
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	31.120	0	0	0	0	0	31.120
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	39.300	0	0	0	0	0	39.300
403	12	00	00	Conservación y reparaciones menores de obras	2.500	0	0	0	0	0	2.500
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.500	0	0	0	0	0	2.500
403	16	00	00	Servicios de diversión, esparcimiento y culturales	390.000	0	0	0	0	0	390.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	390.000	0	0	0	0	0	390.000
403	18	00	00	Impuestos indirectos	140.841	0	0	0	0	0	140.841
403	18	01	00	Impuesto al valor agregado	140.841	0	0	0	0	0	140.841
403	99	00	00	Otros servicios no personales	3.840	0	0	0	0	0	3.840
403	99	01	00	Otros servicios no personales	3.840	0	0	0	0	0	3.840
404	**00**	**00**	**00**	**Activos reales**	**14.858**	**0**	**0**	**0**	**0**	**0**	**14.858**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.858	0	0	0	0	0	14.858
404	09	01	00	Mobiliario y equipos de oficina	12.909	0	0	0	0	0	12.909

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
404	09	02	00	Equipos de computación	1.949	0	0	0	0	0	1.949
407	**00**	**00**	**00**	**Transferencias y donaciones**	**129.000**	**0**	**0**	**0**	**0**	**0**	**129.000**
407	01	00	00	Transferencias y donaciones corrientes internas	129.000	0	0	0	0	0	129.000
407	01	02	00	Donaciones corrientes internas al sector privado	129.000	0	0	0	0	0	129.000
407	01	02	01	Donaciones corrientes a personas	129.000	0	0	0	0	0	129.000
				Totales	**1.833.508**	**0**	**0**	**0**	**0**	**0**	**1.833.508**

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **ACCIÓN CENTRALIZADA:** 390002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **ACCIÓN CENTRALIZADA:** 390002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 390002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	**00**	**00**	**00**	**Materiales, suministros y mercancías**	**565.102**	**0**	**0**	**0**	**0**	**0**	**565.102**
402	01	00	00	Productos alimenticios y agropecuarios	184.932	0	0	0	0	0	184.932
402	01	01	00	Alimentos y bebidas para personas	184.932	0	0	0	0	0	184.932
402	03	00	00	Textiles y vestuarios	42.083	0	0	0	0	0	42.083
402	03	01	00	Textiles	1.850	0	0	0	0	0	1.850
402	03	02	00	Prendas de vestir	40.233	0	0	0	0	0	40.233
402	04	00	00	Productos de cuero y caucho	13.200	0	0	0	0	0	13.200
402	04	03	00	Cauchos y tripas para vehículos	13.200	0	0	0	0	0	13.200
402	05	00	00	Productos de papel, cartón e impresos	59.112	0	0	0	0	0	59.112
402	05	01	00	Pulpa de madera, papel y cartón	3.000	0	0	0	0	0	3.000
402	05	03	00	Productos de papel y cartón para oficina	44.112	0	0	0	0	0	44.112
402	05	04	00	Libros, revistas y periódicos	12.000	0	0	0	0	0	12.000
402	06	00	00	Productos químicos y derivados	12.853	0	0	0	0	0	12.853
402	06	03	00	Tintas, pinturas y colorantes	1.750	0	0	0	0	0	1.750
402	06	04	00	Productos farmacéuticos y medicamentos	3.670	0	0	0	0	0	3.670
402	06	06	00	Combustibles y lubricantes	2.669	0	0	0	0	0	2.669
402	06	08	00	Productos plásticos	4.764	0	0	0	0	0	4.764
402	08	00	00	Productos metálicos	9.100	0	0	0	0	0	9.100
402	08	09	00	Repuestos y accesorios para equipos de transporte	9.100	0	0	0	0	0	9.100
402	10	00	00	Productos varios y útiles diversos	243.822	0	0	0	0	0	243.822
402	10	01	00	Artículos de deporte, recreación y juguetes	33.000	0	0	0	0	0	33.000
402	10	02	00	Materiales y útiles de limpieza y aseo	1.380	0	0	0	0	0	1.380
402	10	05	00	Útiles de escritorio, oficina y materiales de instrucción	28.932	0	0	0	0	0	28.932
402	10	06	00	Condecoraciones, ofrendas y similares	27.300	0	0	0	0	0	27.300
402	10	07	00	Productos de seguridad en el trabajo	5.598	0	0	0	0	0	5.598
402	10	08	00	Materiales para equipos de computación	136.313	0	0	0	0	0	136.313
402	10	11	00	Materiales eléctricos	2.560	0	0	0	0	0	2.560
402	10	12	00	Materiales para instalaciones sanitarias	1.864	0	0	0	0	0	1.864

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **ACCIÓN CENTRALIZADA:** 390002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 390002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
402	10	99	00	Otros productos y útiles diversos	6.875	0	0	0	0	0	6.875
403	**00**	**00**	**00**	**Servicios no personales**	**1.124.548**	**0**	**0**	**0**	**0**	**0**	**1.124.548**
403	01	00	00	Alquileres de inmuebles	10.000	0	0	0	0	0	10.000
403	01	01	00	Alquileres de edificios y locales	10.000	0	0	0	0	0	10.000
403	02	00	00	Alquileres de maquinaria y equipos	4.000	0	0	0	0	0	4.000
403	02	02	00	Alquileres de equipos de transporte, tracción y elevación	4.000	0	0	0	0	0	4.000
403	04	00	00	Servicios básicos	259.345	0	0	0	0	0	259.345
403	04	04	00	Teléfonos	146.374	0	0	0	0	0	146.374
403	04	05	00	Servicio de comunicaciones	112.971	0	0	0	0	0	112.971
403	06	00	00	Servicios de transporte y almacenaje	5.500	0	0	0	0	0	5.500
403	06	03	00	Estacionamiento	1.000	0	0	0	0	0	1.000
403	06	05	00	Servicios de protección en traslado de fondos y de mensajería	4.500	0	0	0	0	0	4.500
403	07	00	00	Servicios de información, impresión y relaciones públicas	42.800	0	0	0	0	0	42.800
403	07	02	00	Imprenta y reproducción	33.000	0	0	0	0	0	33.000
403	07	04	00	Avisos	9.800	0	0	0	0	0	9.800
403	08	00	00	Primas y otros gastos de seguros y comisiones bancarias	130.502	0	0	0	0	0	130.502
403	08	01	00	Primas y gastos de seguros	122.174	0	0	0	0	0	122.174
403	08	02	00	Comisiones y gastos bancarios	8.328	0	0	0	0	0	8.328
403	09	00	00	Viáticos y pasajes	49.800	0	0	0	0	0	49.800
403	09	01	00	Viáticos y pasajes dentro del país	16.800	0	0	0	0	0	16.800
403	09	02	00	Viáticos y pasajes fuera del país	33.000	0	0	0	0	0	33.000
403	10	00	00	Servicios profesionales y técnicos	15.000	0	0	0	0	0	15.000
403	10	99	00	Otros servicios profesionales y técnicos	15.000	0	0	0	0	0	15.000
403	11	00	00	Conservación y reparaciones menores de maquinaria y equipos	70.420	0	0	0	0	0	70.420
403	11	02	00	Conservación y reparaciones menores de equipos de transporte, tracción y elevación	31.120	0	0	0	0	0	31.120
403	11	07	00	Conservación y reparaciones menores de máquinas, muebles y demás equipos de oficina y alojamiento	39.300	0	0	0	0	0	39.300
403	12	00	00	Conservación y reparaciones menores de obras	2.500	0	0	0	0	0	2.500
403	12	01	00	Conservación y reparaciones menores de obras en bienes del dominio privado	2.500	0	0	0	0	0	2.500

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **ACCIÓN CENTRALIZADA:** 390002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 390002001 APOYO INSTITUCIONAL A LAS ACCIONES ESPECIFICAS DE LOS PROYECTOS DEL ORGANISMO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
403	16	00	00	Servicios de diversión, esparcimiento y culturales	390.000	0	0	0	0	0	390.000
403	16	01	00	Servicios de diversión, esparcimiento y culturales	390.000	0	0	0	0	0	390.000
403	18	00	00	Impuestos indirectos	140.841	0	0	0	0	0	140.841
403	18	01	00	Impuesto al valor agregado	140.841	0	0	0	0	0	140.841
403	99	00	00	Otros servicios no personales	3.840	0	0	0	0	0	3.840
403	99	01	00	Otros servicios no personales	3.840	0	0	0	0	0	3.840
404	**00**	**00**	**00**	**Activos reales**	**14.858**	**0**	**0**	**0**	**0**	**0**	**14.858**
404	09	00	00	Máquinas, muebles y demás equipos de oficina y alojamiento	14.858	0	0	0	0	0	14.858
404	09	01	00	Mobiliario y equipos de oficina	12.909	0	0	0	0	0	12.909
404	09	02	00	Equipos de computación	1.949	0	0	0	0	0	1.949
				Totales	**1.704.508**	**0**	**0**	**0**	**0**	**0**	**1.704.508**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA

ACCIÓN CENTRALIZADA: 390002000 GESTIÓN ADMINISTRATIVA

PRESUPUESTO: **2012**

ACCIÓN ESPECÍFICA: 390002002 APOYO INSTITUCIONAL AL SECTOR PRIVADO Y AL SECTOR EXTERNO

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS (Bolívares) Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**129.000**	**0**	**0**	**0**	**0**	**0**	**129.000**
407	01	00	00	Transferencias y donaciones corrientes internas	129.000	0	0	0	0	0	129.000
407	01	02	00	Donaciones corrientes internas al sector privado	129.000	0	0	0	0	0	129.000
407	01	02	01	Donaciones corrientes a personas	129.000	0	0	0	0	0	129.000
				Totales	**129.000**	**0**	**0**	**0**	**0**	**0**	**129.000**

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **ACCIÓN CENTRALIZADA:** 390003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares						TOTAL
					Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.139.010**	**0**	**0**	**0**	**0**	**0**	**1.139.010**
407	01	00	00	Transferencias y donaciones corrientes internas	1.139.010	0	0	0	0	0	1.139.010
407	01	01	00	Transferencias corrientes internas al sector privado	1.139.010	0	0	0	0	0	1.139.010
407	01	01	01	Pensiones del personal empleado, obrero y militar	127.980	0	0	0	0	0	127.980
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	453.625	0	0	0	0	0	453.625
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	41.410	0	0	0	0	0	41.410
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	33.128	0	0	0	0	0	33.128
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	86.736	0	0	0	0	0	86.736
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	113.406	0	0	0	0	0	113.406
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	90.725	0	0	0	0	0	90.725
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	192.000	0	0	0	0	0	192.000
				Totales	**1.139.010**	**0**	**0**	**0**	**0**	**0**	**1.139.010**

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **ACCIÓN CENTRALIZADA:** 390003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

RELACIÓN DE TRANSFERENCIAS

ESTA ACCIÓN CENTRALIZADA NO TIENE CRÉDITOS POR TRANSFERENCIAS

DISTRIBUCIÓN GENERAL DEL PRESUPUESTO DE GASTOS

ÓRGANO: SUPERINTENDENCIA NACIONAL DE AUDITORÍA INTERNA **ACCIÓN CENTRALIZADA:** 390003000 PREVISIÓN Y PROTECCIÓN SOCIAL

PRESUPUESTO: 2012

ACCIÓN ESPECÍFICA: 390003001 ASIGNACIÓN Y CONTROL DE LOS RECURSOS PARA GASTOS DE LOS PENSIONADOS Y JUBILADOS

PA	GE	ES	SE	DENOMINACIÓN	CRÉDITOS PRESUPUESTARIOS Bolívares Ordinarios	Proyectos por Endeudamiento	Deuda Pública	Gestión Fiscal	Otras Fuentes	Proyectos Agrícolas	TOTAL
407	**00**	**00**	**00**	**Transferencias y donaciones**	**1.139.010**	**0**	**0**	**0**	**0**	**0**	**1.139.010**
407	01	00	00	Transferencias y donaciones corrientes internas	1.139.010	0	0	0	0	0	1.139.010
407	01	01	00	Transferencias corrientes internas al sector privado	1.139.010	0	0	0	0	0	1.139.010
407	01	01	01	Pensiones del personal empleado, obrero y militar	127.980	0	0	0	0	0	127.980
407	01	01	02	Jubilaciones del personal empleado, obrero y militar	453.625	0	0	0	0	0	453.625
407	01	01	09	Aguinaldos al personal empleado, obrero y militar pensionado	41.410	0	0	0	0	0	41.410
407	01	01	10	Aportes a caja de ahorro del personal empleado, obrero y militar pensionado	33.128	0	0	0	0	0	33.128
407	01	01	11	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar pensionado	86.736	0	0	0	0	0	86.736
407	01	01	13	Aguinaldos al personal empleado, obrero y militar jubilado	113.406	0	0	0	0	0	113.406
407	01	01	14	Aportes a caja de ahorro del personal empleado, obrero y militar jubilado	90.725	0	0	0	0	0	90.725
407	01	01	15	Aportes a los servicios de salud, accidentes personales y gastos funerarios del personal empleado, obrero y militar jubilado	192.000	0	0	0	0	0	192.000
				Totales	**1.139.010**	**0**	**0**	**0**	**0**	**0**	**1.139.010**